================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3258

                               -----------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, President and General Counsel
                     DFA Investment Dimensions Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

      Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31

                  Date of reporting period: January 31, 2019

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                FORM N-Q REPORT
                               JANUARY 31, 2019
                                  (UNAUDITED)

                               TABLE OF CONTENTS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
   Enhanced U.S. Large Company Portfolio
   U.S. Large Cap Value Portfolio
   U.S. Targeted Value Portfolio
   U.S. Small Cap Value Portfolio
   U.S. Core Equity 1 Portfolio
   U.S. Core Equity 2 Portfolio
   U.S. Vector Equity Portfolio
   U.S. Small Cap Portfolio
   U.S. Micro Cap Portfolio
   DFA Real Estate Securities Portfolio
   Large Cap International Portfolio
   International Core Equity Portfolio
   International Small Company Portfolio
   Global Small Company Portfolio
   Japanese Small Company Portfolio
   Asia Pacific Small Company Portfolio
   United Kingdom Small Company Portfolio
   Continental Small Company Portfolio
   DFA International Real Estate Securities Portfolio
   DFA Global Real Estate Securities Portfolio
   DFA International Small Cap Value Portfolio
   International Vector Equity Portfolio
   World ex U.S. Value Portfolio
   World ex U.S. Targeted Value Portfolio
   World ex U.S. Core Equity Portfolio
   Selectively Hedged Global Equity Portfolio
   Emerging Markets Portfolio
   Emerging Markets Small Cap Portfolio
   Emerging Markets Value Portfolio
   Emerging Markets Core Equity Portfolio
   U.S. Large Cap Equity Portfolio
   DFA Commodity Strategy Portfolio
   DFA One-Year Fixed Income Portfolio
   DFA Two-Year Global Fixed Income Portfolio
   DFA Selectively Hedged Global Fixed Income Portfolio
   DFA Short-Term Government Portfolio
   DFA Five-Year Global Fixed Income Portfolio
   DFA World ex U.S. Government Fixed Income Portfolio
   DFA Intermediate Government Fixed Income Portfolio
   DFA Short-Term Extended Quality Portfolio
   DFA Intermediate-Term Extended Quality Portfolio
   DFA Targeted Credit Portfolio
   DFA Investment Grade Portfolio
   DFA Inflation-Protected Securities Portfolio
   DFA Short-Term Municipal Bond Portfolio
   DFA Intermediate-Term Municipal Bond Portfolio

TABLE OF CONTENTS
CONTINUED

   DFA California Short-Term Municipal Bond Portfolio
   DFA California Intermediate-Term Municipal Bond Portfolio DFA NY Municipal Bond Portfolio
   Dimensional Retirement Income Fund
   Dimensional 2045 Target Date Retirement Income Fund Dimensional 2050 Target Date Retirement Income Fund Dimensional 2055 Target Date Retirement Income Fund Dimensional 2060 Target Date Retirement Income Fund Dimensional 2005 Target Date Retirement Income Fund Dimensional 2010 Target Date Retirement Income Fund Dimensional 2015 Target Date Retirement Income Fund Dimensional 2020 Target Date Retirement Income Fund Dimensional 2025 Target Date Retirement Income Fund Dimensional 2030 Target Date Retirement Income Fund Dimensional 2035 Target Date Retirement Income Fund Dimensional 2040 Target Date Retirement Income Fund
   DFA Short-Duration Real Return Portfolio
   DFA Municipal Real Return Portfolio
   DFA Municipal Bond Portfolio
   CSTG&E U.S. Social Core Equity 2 Portfolio
   CSTG&E International Social Core Equity Portfolio
   World Core Equity Portfolio
   DFA LTIP Portfolio
   U.S. Social Core Equity 2 Portfolio
   U.S. Sustainability Core 1 Portfolio
   International Sustainability Core 1 Portfolio International Social Core Equity Portfolio
   Emerging Markets Social Core Equity Portfolio
   Tax-Managed U.S. Marketwide Value Portfolio
   Tax-Managed U.S. Equity Portfolio
   Tax-Managed U.S. Targeted Value Portfolio
   Tax-Managed U.S. Small Cap Portfolio
   T.A. U.S. Core Equity 2 Portfolio
   Tax-Managed DFA International Value Portfolio
   T.A. World ex U.S. Core Equity Portfolio
   VA U.S. Targeted Value Portfolio
   VA U.S. Large Value Portfolio
   VA International Value Portfolio
   VA International Small Portfolio
   VA Short-Term Fixed Portfolio
   VA Global Bond Portfolio
   VIT Inflation-Protected Securities Portfolio
   DFA VA Global Moderate Allocation Portfolio
   U.S. Large Cap Growth Portfolio
   U.S. Small Cap Growth Portfolio
   International Large Cap Growth Portfolio
   International Small Cap Growth Portfolio
   DFA Social Fixed Income Portfolio
   DFA Diversified Fixed Income Portfolio
   U.S. High Relative Profitability Portfolio
   International High Relative Profitability Portfolio
   VA Equity Allocation Portfolio
   DFA MN Municipal Bond Portfolio
   DFA California Municipal Real Return Portfolio
   DFA Global Core Plus Fixed Income Portfolio
   Emerging Markets Sustainability Core 1 Portfolio

TABLE OF CONTENTS
CONTINUED


   Emerging Markets Targeted Value Portfolio
   DFA Global Sustainability Fixed Income Portfolio

NOTES TO FINANCIAL STATEMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Recently Issued Accounting Standards
   Other
   Subsequent Event Evaluations

THE DFA INVESTMENT TRUST COMPANY

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series
   The DFA International Value Series
   The Japanese Small Company Series
   The Asia Pacific Small Company Series
   The United Kingdom Small Company Series
   The Continental Small Company Series
   The Emerging Markets Series
   The Emerging Markets Small Cap Series
   The Tax-Managed U.S. Marketwide Value Series

NOTES TO SCHEDULES OF INVESTMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Recently Issued Accounting Standards
   Other
   Subsequent Event Evaluations

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Recently Issued Accounting Standards
   Other
   Subsequent Event Evaluations

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES


SCHEDULES OF INVESTMENTS
--------------------------

Investment Abbreviations
P.L.C.                    Public Limited Company
SA                        Special Assessment
REIT                      Real Estate Investment Trust
ADR                       American Depositary Receipt
CP                        Certificate Participation
GDR                       Global Depositary Receipt
ST                        Special Tax
AGM                       Assured Guaranty Municipal Corporation
AMBAC                     American Municipal Bond Assurance Corporation
ETM                       Escrowed to Maturity
GO                        General Obligation
PSF-GTD                   Public School Fund Guarantee
RB                        Revenue Bond
RN                        Revenue Note
SCH BD GTY                School Bond Guaranty
SCSDE                     South Carolina State Department of Education
SD CRED PROG              School District Credit Program
ST AID WITHHLDG           State Aid Withholding
SCH BD RES FD             School Board Resolution Fund
ST GTD                    State Guaranteed
FGIC                      Federal Guaranty Insurance Corporation
CAD                       Canadian Dollars
DKK                       Danish Krone
EUR                       Euro
SEK                       Swedish Krona
USD                       United States Dollar
AUD                       Australian Dollars
CHF                       Swiss Franc
GBP                       British Pounds
HKD                       Hong Kong Dollar
ILS                       Israeli New Shekel
JPY                       Japanese Yen
NOK                       Norwegian Krone
NZD                       New Zealand Dollars
SGD                       Singapore Dollars

CONTINUED

Investment Footnotes

^           Denominated in USD, unless otherwise noted.
+           See Security Valuation Note within the Notes to Schedules of Investments.
W           Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The
            Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
            Trustees.
#           Total or Partial Securities on Loan.
@           Security purchased with cash proceeds from Securities on Loan.
(S)         Affiliated Fund.
^^          See Federal Tax Cost Note within the Notes to Schedules of Investments.
*           Non-Income Producing Securities.
>>          Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
(r)         The adjustable rate shown is effective as of January 31, 2019
(+/-)       Face Amount of security is not adjusted for inflation.
(currency)  Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                                (000)
BONDS -- (77.1%)
AUSTRALIA -- (7.1%)
Australia & New Zealand
    Banking Group, Ltd.
W   2.250%, 12/19/19.....................................      1,000  $   993,608
    5.100%, 01/13/20.....................................        750      765,964
Commonwealth Bank of
    Australia
W   2.250%, 03/10/20.....................................      1,000      992,932
W   2.050%, 09/18/20.....................................      1,800    1,774,505
    2.400%, 11/02/20.....................................      2,096    2,073,824
National Australia Bank, Ltd.
    2.125%, 05/22/20.....................................      5,586    5,533,765
    2.500%, 01/12/21.....................................      3,500    3,460,223
Westpac Banking Corp.
    2.150%, 03/06/20.....................................      2,204    2,187,245
    2.300%, 05/26/20.....................................      3,500    3,472,654
                                                                      -----------
TOTAL AUSTRALIA..........................................              21,254,720
                                                                      -----------
CANADA -- (18.1%)
Bank of Montreal
    1.900%, 08/27/21.....................................      4,000    3,900,703
Bank of Nova Scotia (The)
    2.350%, 10/21/20.....................................      1,500    1,486,103
#   2.450%, 03/22/21.....................................      3,000    2,974,819
CPPIB Capital, Inc.
    1.400%, 06/04/20..................................... CAD  6,200    4,685,047
#   2.375%, 01/29/21.....................................      2,000    1,988,194
Goldcorp, Inc.
    3.625%, 06/09/21.....................................      2,800    2,806,728
Province of Alberta Canada
    1.250%, 06/01/20..................................... CAD  2,000    1,508,627
Province of British Columbia Canada
    3.700%, 12/18/20..................................... CAD  6,000    4,712,873
Province of Ontario Canada
    4.400%, 04/14/20.....................................      5,000    5,099,447
Province of Quebec Canada
    4.500%, 12/01/20..................................... CAD  5,500    4,376,392
Province of Saskatchewan Canada
    3.900%, 07/28/20..................................... CAD  6,300    4,932,023
Royal Bank of Canada
    2.350%, 12/09/19..................................... CAD  1,300      990,244
Toronto-Dominion Bank (The)
    2.563%, 06/24/20..................................... CAD  5,000    3,817,649
    3.250%, 06/11/21.....................................      1,000    1,006,827
Toyota Credit Canada, Inc.
    2.250%, 05/23/19..................................... CAD  1,900    1,446,499
    1.800%, 02/19/20..................................... CAD  6,500    4,915,701
    2.200%, 02/25/21..................................... CAD  4,500    3,399,753
                                                                      -----------
TOTAL CANADA.............................................              54,047,629
                                                                      -----------
DENMARK -- (2.0%)
Denmark Government Bond
    3.000%, 11/15/21..................................... DKK 35,000    5,893,795
                                                                      -----------
FRANCE -- (1.4%)
Total Capital International SA
    2.750%, 06/19/21.....................................      2,000    2,003,716
Total Capital SA
    4.450%, 06/24/20.....................................      2,200    2,252,181
                                                                      -----------
TOTAL FRANCE.............................................               4,255,897
                                                                      -----------
IRELAND -- (0.2%)
Shire Acquisitions Investments Ireland DA
    2.400%, 09/23/21.....................................        515      501,222
                                                                      -----------
JAPAN -- (0.5%)
MUFG Bank, Ltd.
W   2.300%, 03/05/20.....................................      1,400    1,387,411
                                                                      -----------
LUXEMBOURG -- (1.0%)
Allergan Funding SCS
    3.000%, 03/12/20.....................................      1,200    1,199,007
Allergan, Inc.
    3.375%, 09/15/20.....................................      1,800    1,801,501
                                                                      -----------
TOTAL LUXEMBOURG.........................................               3,000,508
                                                                      -----------
NETHERLANDS -- (3.6%)
BNG Bank NV
    2.125%, 12/14/20.....................................      1,500    1,485,285
Cooperatieve Rabobank UA
    2.250%, 12/02/19.....................................      1,655    1,646,705
    4.750%, 01/15/20.....................................        700      712,697
LyondellBasell Industries NV
#   6.000%, 11/15/21.....................................      2,500    2,655,094
Shell International Finance BV
    4.375%, 03/25/20.....................................      1,547    1,576,672
    2.250%, 11/10/20.....................................      2,685    2,665,447
                                                                      -----------
TOTAL NETHERLANDS........................................              10,741,900
                                                                      -----------
NEW ZEALAND -- (0.7%)
ANZ New Zealand International Ltd.
    2.600%, 09/23/19.....................................      2,200    2,196,390
                                                                      -----------
NORWAY -- (0.3%)
Equinor ASA
#   2.900%, 11/08/20.....................................        941      943,905
                                                                      -----------
SPAIN -- (0.9%)
Telefonica Emisiones SAU
#   5.462%, 02/16/21.....................................      2,500    2,610,635
                                                                      -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                                (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.1%)
Council Of Europe Development Bank
    1.625%, 03/10/20.....................................      3,000  $2,967,210
European Investment Bank
W   2.250%, 07/30/21..................................... CAD  8,000   6,116,884
                                                                      ----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............              9,084,094
                                                                      ----------
SWEDEN -- (1.9%)
Kommuninvest I Sverige AB
    1.000%, 09/15/21..................................... SEK 42,000   4,741,435
Svenska Handelsbanken AB
    2.400%, 10/01/20.....................................      1,000     989,989
                                                                      ----------
TOTAL SWEDEN.............................................              5,731,424
                                                                      ----------
SWITZERLAND -- (0.8%)
UBS Group Funding Switzerland AG
    2.950%, 09/24/20.....................................      2,500   2,488,515
                                                                      ----------
UNITED KINGDOM -- (1.8%)
AstraZeneca P.L.C.
#   1.950%, 09/18/19.....................................        700     695,496
Barclays P.L.C.
    2.750%, 11/08/19.....................................      1,500   1,494,840
    2.875%, 06/08/20.....................................        500     494,295
BP Capital Markets P.L.C.
    2.315%, 02/13/20.....................................      2,550   2,536,550
                                                                      ----------
TOTAL UNITED KINGDOM.....................................              5,221,181
                                                                      ----------
UNITED STATES -- (33.7%)
Altria Group, Inc.
    2.625%, 01/14/20.....................................      2,000   1,991,902
American Express Credit Corp.
    2.375%, 05/26/20.....................................      1,000     994,310
American Honda Finance Corp.
#   2.150%, 03/13/20.....................................      1,500   1,488,133
Amgen, Inc.
    2.200%, 05/11/20.....................................      1,000     991,072
Anthem, Inc.
    2.500%, 11/21/20.....................................      1,766   1,748,325
AT&T, Inc.
    2.450%, 06/30/20.....................................      1,500   1,490,143
Autodesk, Inc.
    3.125%, 06/15/20.....................................      1,500   1,495,302
BAE Systems Holdings, Inc.
W   6.375%, 06/01/19.....................................        480     484,544
Bank of America Corp.
    2.250%, 04/21/20.....................................      1,035   1,028,708
Biogen, Inc.
    2.900%, 09/15/20.....................................      2,000   1,997,774
Boston Scientific Corp.
    6.000%, 01/15/20.....................................      1,300   1,335,422
Capital One NA
    2.350%, 01/31/20.....................................      1,500   1,490,539
Chevron Corp.
    1.961%, 03/03/20.....................................      3,600   3,575,180
Citibank NA
    2.100%, 06/12/20.....................................      1,000     988,700
Citizens Bank N.A.
    2.450%, 12/04/19.....................................      2,200   2,191,505
Coca-Cola Co. (The)
    1.875%, 10/27/20.....................................      1,000     987,033
CVS Health Corp.
    2.800%, 07/20/20.....................................      1,500   1,494,448
Daimler Finance North America LLC
W   2.250%, 03/02/20.....................................      1,500   1,486,448
Discovery Communications LLC
W   2.750%, 11/15/19.....................................      2,000   1,989,358
Eastman Chemical Co.
    2.700%, 01/15/20.....................................        622     620,006
EMD Finance LLC
W   2.400%, 03/19/20.....................................      2,100   2,079,943
Enterprise Products Operating LLC
    5.250%, 01/31/20.....................................      2,000   2,042,456
Exelon Generation Co. LLC
    2.950%, 01/15/20.....................................      2,000   1,994,233
Express Scripts Holding Co.
    2.250%, 06/15/19.....................................      2,000   1,995,577
General Electric Co.
    2.200%, 01/09/20.....................................      1,000     991,238
General Motors Financial Co., Inc.
    2.350%, 10/04/19.....................................        429     427,330
    3.150%, 01/15/20.....................................      1,600   1,600,536
Gilead Sciences, Inc.
#   2.350%, 02/01/20.....................................      1,500   1,492,603
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20.....................................      1,000   1,039,276
Harley-Davidson Financial Services, Inc.
W   2.150%, 02/26/20.....................................      1,000     986,978
HSBC USA, Inc.
    2.375%, 11/13/19.....................................      1,000     996,468
Humana, Inc.
    2.625%, 10/01/19.....................................      2,981   2,973,836
JM Smucker Co. (The)
    2.500%, 03/15/20.....................................      1,061   1,054,228
John Deere Capital Corp.
    2.050%, 03/10/20.....................................        220     218,001
JPMorgan Chase & Co.
    2.250%, 01/23/20.....................................      1,000     994,702
    4.950%, 03/25/20.....................................      2,000   2,047,805

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^     VALUE+
                                                              -------  ------------
                                                               (000)
UNITED STATES -- (Continued)
Kraft Heinz Foods Co.
    5.375%, 02/10/20.....................................       1,500  $  1,534,179
Lowe's Cos., Inc.
    3.750%, 04/15/21.....................................       2,500     2,532,884
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.....................................         400       396,987
Markel Corp.
    7.125%, 09/30/19.....................................         527       539,243
    5.350%, 06/01/21.....................................       2,100     2,184,771
Medtronic, Inc.
    2.500%, 03/15/20.....................................       2,500     2,494,657
Merck & Co., Inc.
    1.125%, 10/15/21..................................... EUR   1,700     1,996,010
Molson Coors Brewing Co.
    2.100%, 07/15/21.....................................       2,800     2,728,720
Nasdaq, Inc.
    5.550%, 01/15/20.....................................       1,300     1,330,433
NBCUniversal Media LLC
    4.375%, 04/01/21.....................................       2,700     2,778,734
Nissan Motor Acceptance Corp.
W   2.125%, 03/03/20.....................................       1,300     1,284,686
Nordstrom, Inc.
    4.000%, 10/15/21.....................................       2,500     2,516,229
Philip Morris International, Inc.
    2.000%, 02/21/20.....................................       3,000     2,974,265
PNC Bank NA
    2.600%, 07/21/20.....................................       1,000       996,394
Quest Diagnostics, Inc.
    4.750%, 01/30/20.....................................       1,131     1,149,225
Ryder System, Inc.
    2.450%, 09/03/19.....................................       2,000     1,993,496
Southern Co. (The)
    2.750%, 06/15/20.....................................       1,000       996,674
Target Corp.
    3.875%, 07/15/20.....................................         963       979,968
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.....................................       1,500     1,534,488
Textron, Inc.
    7.250%, 10/01/19.....................................       1,500     1,541,212
Tyson Foods, Inc.
    2.650%, 08/15/19.....................................       1,200     1,197,767
Verizon Communications, Inc.
    4.600%, 04/01/21.....................................       1,600     1,655,231
Volkswagen Group of America Finance LLC
    2.450%, 11/20/19.....................................       2,000     1,986,492
Walgreens Boots Alliance, Inc.
    3.300%, 11/18/21.....................................       2,500     2,503,937
Walmart, Inc.
    2.850%, 06/23/20.....................................       3,759     3,776,969
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.....................................       2,000     1,991,031
                                                                       ------------
TOTAL UNITED STATES......................................               100,398,744
                                                                       ------------
TOTAL BONDS..............................................               229,757,970
                                                                       ------------
U.S. TREASURY OBLIGATIONS -- (22.1%)
U.S. Treasury Notes
    1.500%, 04/15/20.....................................      20,000    19,760,938
    1.125%, 04/30/20.....................................      27,000    26,543,320
    1.750%, 10/31/20.....................................      20,000    19,746,094
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS..........................                66,050,352
                                                                       ------------
TOTAL INVESTMENT SECURITIES..............................               295,808,322
                                                                       ------------

                                                              SHARES
                                                              -------
SECURITIES LENDING COLLATERAL -- (0.8%)
@(S) DFA Short Term Investment Fund......................     202,152     2,339,097
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $299,901,836)^^................................              $298,147,419
                                                                       ============

As of January 31, 2019, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                             UNREALIZED
                                                                              FOREIGN
                                                                              EXCHANGE
                                                                SETTLEMENT  APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD         COUNTERPARTY             DATE    (DEPRECIATION)
------------------  -------------- ---------------------------- ---------- --------------
USD     2,034,043   EUR  1,749,775 Citibank, N.A.                04/10/19     $19,927
USD     4,849,368   SEK 43,206,950 State Street Bank and Trust   04/12/19      48,435
TOTAL APPRECIATION                                                            $68,362
                                                                              -------
USD     5,957,884   DKK 38,682,963 HSBC Bank                     03/29/19     $(1,930)

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                 UNREALIZED
                                                                  FOREIGN
                                                                  EXCHANGE
                                                    SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD   COUNTERPARTY      DATE    (DEPRECIATION)
------------------  --------------- --------------- ---------- --------------
USD    40,610,992   CAD 54,006,995  Citibank, N.A.   04/18/19    $(566,236)
                                                                 ---------
TOTAL (DEPRECIATION)                                             $(568,166)
                                                                 ---------
TOTAL APPRECIATION (DEPRECIATION)                                $(499,804)
                                                                 =========

As of January 31, 2019, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                             UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL       MARKET      APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE         VALUE      (DEPRECIATION)
-----------               --------- ---------- ------------- ------------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...   2,265    03/15/19  $307,259,281  $306,284,625   $(974,656)
                                               ------------- -------------  -----------
TOTAL FUTURES CONTRACTS..                      $ 307,259,281 $ 306,284,625  $  (974,656)
                                               ============= =============  ===========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        ---------------------------------------------
                                                         LEVEL 1        LEVEL 2    LEVEL 3     TOTAL
                                                        ---------    ------------  ------- ------------
Bonds
   Australia...........................................        --    $ 21,254,720    --    $ 21,254,720
   Canada..............................................        --      54,047,629    --      54,047,629
   Denmark.............................................        --       5,893,795    --       5,893,795
   France..............................................        --       4,255,897    --       4,255,897
   Ireland.............................................        --         501,222    --         501,222
   Japan...............................................        --       1,387,411    --       1,387,411
   Luxembourg..........................................        --       3,000,508    --       3,000,508
   Netherlands.........................................        --      10,741,900    --      10,741,900
   New Zealand.........................................        --       2,196,390    --       2,196,390
   Norway..............................................        --         943,905    --         943,905
   Spain...............................................        --       2,610,635    --       2,610,635
   Supranational Organization Obligations..............        --       9,084,094    --       9,084,094
   Sweden..............................................        --       5,731,424    --       5,731,424
   Switzerland.........................................        --       2,488,515    --       2,488,515
   United Kingdom......................................        --       5,221,181    --       5,221,181
   United States.......................................        --     100,398,744    --     100,398,744
U.S. Treasury Obligations..............................        --      66,050,352    --      66,050,352
Securities Lending Collateral..........................        --       2,339,097    --       2,339,097
Forward Currency Contracts**...........................        --        (499,804)   --        (499,804)
Futures Contracts**.................................... $(974,656)             --    --        (974,656)
                                                        ---------    ------------    --    ------------
TOTAL.................................................. $(974,656)   $297,647,615    --    $296,672,959
                                                        =========    ============    ==    ============

**  Valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                              VALUE+
                                                          ----------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company...............................  $24,682,775,402
                                                          ----------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^...  $24,682,775,402
                                                          ================

Summary of the Portfolio's Master Fund's investments as of January 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

                         U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (90.6%)
COMMUNICATION SERVICES -- (3.0%)
    A.H. Belo Corp., Class A.............................   234,567 $   947,651
*   Alaska Communications Systems Group, Inc.............   292,890     541,846
#   AMC Entertainment Holdings, Inc., Class A............   317,534   4,651,873
    ATN International, Inc...............................   139,347  10,392,499
*   Ballantyne Strong, Inc...............................   125,592     175,841
    Beasley Broadcast Group, Inc., Class A...............   101,419     458,414
#*  Cars.com, Inc........................................   630,032  17,206,174
*   Cincinnati Bell, Inc.................................     8,875      74,017
#   Cinemark Holdings, Inc...............................   199,562   8,166,077
#   Consolidated Communications Holdings, Inc............   758,328   8,098,943
*   DHI Group, Inc.......................................    54,271     106,371
    Emerald Expositions Events, Inc......................    46,148     655,302
*   Emmis Communications Corp., Class A..................    14,447      56,632
#   Entercom Communications Corp., Class A...............   725,247   5,316,061
    Entravision Communications Corp., Class A............   562,490   2,216,211
#*  Eros International P.L.C.............................    30,155     287,377
#   EW Scripps Co. (The), Class A........................   634,139  11,909,130
*   Fluent, Inc..........................................     2,871      13,551
#   Frontier Communications Corp.........................   135,806     271,612
#   Gannett Co., Inc..................................... 1,264,580  14,024,192
#*  GCI Liberty, Inc., Class A...........................    83,539   4,252,135
#*  Global Eagle Entertainment, Inc......................    11,228      29,866
*   Gray Television, Inc.................................   709,129  11,849,546
*   Harte-Hanks, Inc.....................................    32,597     102,681
*   Hemisphere Media Group, Inc..........................    66,561     882,599
    IDT Corp., Class B...................................    54,439     390,872
#*  IMAX Corp............................................   186,175   3,866,855
*   Insignia Systems, Inc................................     9,134      10,687
#*  Iridium Communications, Inc..........................   394,865   7,652,484
    John Wiley & Sons, Inc., Class A.....................   162,445   8,411,402
*   Liberty Latin America, Ltd., Class A.................   209,998   3,661,315
*   Liberty Latin America, Ltd., Class C.................   403,874   7,059,718
*   Liberty TripAdvisor Holdings, Inc., Class A..........   322,589   5,374,333
#   Lions Gate Entertainment Corp., Class A..............   554,861  10,192,797
    Lions Gate Entertainment Corp., Class B..............   577,102  10,116,598
    Marchex, Inc., Class B...............................    90,516     362,064
    Marcus Corp. (The)...................................   123,473   5,503,192
#*  McClatchy Co. (The), Class A.........................    22,317     130,554
#*  Meet Group, Inc. (The)............................... 1,286,557   7,436,299
#   Meredith Corp........................................   348,020  18,887,045
#   New Media Investment Group, Inc......................   428,933   5,863,514
    News Corp., Class A.................................. 1,899,742  24,373,690
    News Corp., Class B..................................   584,141   7,552,943
#   Nexstar Media Group, Inc., Class A...................   328,957  27,458,041
#*  ORBCOMM, Inc.........................................    69,122     562,653
#*  Reading International, Inc., Class A.................   146,602   2,316,312
    Saga Communications, Inc., Class A...................    20,113     680,222
    Salem Media Group, Inc...............................    80,085     225,039
    Scholastic Corp......................................   245,392  10,230,392
    Sinclair Broadcast Group, Inc., Class A..............   176,763   5,446,068
    Spok Holdings, Inc...................................   184,849   2,558,310
#*  TechTarget, Inc......................................    44,086     639,247
    TEGNA, Inc...........................................   709,722   8,332,136
    Telephone & Data Systems, Inc........................   887,406  32,141,845

U.S. TARGETED VALUE PORTFOLIO
CONTINUED



                                                           SHARES      VALUE+
                                                          --------- ------------
COMMUNICATION SERVICES -- (Continued)
    Townsquare Media, Inc., Class A......................   104,190 $    638,685
    Tribune Media Co., Class A...........................    52,266    2,399,532
*   Tribune Publishing Co................................    38,849      465,023
*   United States Cellular Corp..........................   240,848   13,868,028
#*  Urban One, Inc.......................................   253,179      519,017
#*  Yelp, Inc............................................    56,965    2,074,665
*   Zedge, Inc., Class B.................................    17,667       36,394
*   Zynga, Inc., Class A................................. 1,560,589    6,991,439
                                                                    ------------
TOTAL COMMUNICATION SERVICES.............................            347,116,011
                                                                    ------------
CONSUMER DISCRETIONARY -- (11.6%)
*   1-800-Flowers.com, Inc., Class A.....................   486,858    7,765,385
    Aaron's, Inc.........................................   464,127   23,234,198
#   Abercrombie & Fitch Co., Class A.....................   687,078   14,888,980
#   Acushnet Holdings Corp...............................    24,050      552,910
#   Adient P.L.C.........................................   482,389    9,522,359
*   Adtalem Global Education, Inc........................   541,575   26,483,018
    AMCON Distributing Co................................       850       79,930
#*  American Axle & Manufacturing Holdings, Inc.......... 1,272,899   18,813,447
    American Eagle Outfitters, Inc....................... 1,379,495   29,134,934
#*  American Outdoor Brands Corp.........................   738,447    8,913,055
*   American Public Education, Inc.......................   182,099    5,388,309
*   America's Car-Mart, Inc..............................    99,127    6,934,925
    Aramark..............................................    27,385      902,336
    Ark Restaurants Corp.................................    20,503      379,306
#*  Ascena Retail Group, Inc.............................   961,314    2,355,219
#*  Ascent Capital Group, Inc., Class A..................    97,803       50,858
#*  At Home Group, Inc...................................    71,115    1,567,375
#*  AutoNation, Inc......................................   897,185   34,765,919
#*  Barnes & Noble Education, Inc........................   420,442    2,404,928
#   Barnes & Noble, Inc..................................   993,060    5,988,152
    Bassett Furniture Industries, Inc....................    86,059    1,641,145
    BBX Capital Corp.....................................   112,668      695,162
#*  Beazer Homes USA, Inc................................    57,448      719,823
#   Bed Bath & Beyond, Inc...............................   674,669   10,180,755
*   Belmond, Ltd., Class A...............................   820,921   20,457,351
#   Big 5 Sporting Goods Corp............................    30,819      106,017
#   Big Lots, Inc........................................    96,779    3,052,410
#*  Biglari Holdings, Inc., Class A......................       512      332,805
*   Biglari Holdings, Inc., Class B......................     8,594    1,125,126
#*  Boot Barn Holdings, Inc..............................   223,178    5,229,061
    BorgWarner, Inc......................................   280,024   11,452,982
    Bowl America, Inc., Class A..........................    14,256      225,245
    Boyd Gaming Corp.....................................    50,714    1,385,506
*   Bridgepoint Education, Inc...........................   257,727    2,095,321
#   Buckle, Inc. (The)...................................       600       10,422
*   Build-A-Bear Workshop, Inc...........................   171,062      809,123
#   Caleres, Inc.........................................   434,916   12,977,893
#   Callaway Golf Co..................................... 1,074,867   17,509,583
    Capri Holdings, Ltd..................................    71,101    3,020,370
*   Career Education Corp................................   135,368    1,747,601
    Carriage Services, Inc...............................   219,232    4,264,062
*   Carrols Restaurant Group, Inc........................   257,144    2,219,153
#   Cato Corp. (The), Class A............................   205,631    3,053,620
#*  Cavco Industries, Inc................................    64,385   10,706,582
*   Century Casinos, Inc.................................     7,889       60,509
#*  Century Communities, Inc.............................   276,459    6,485,728
#   Chico's FAS, Inc..................................... 1,624,656    9,423,005
#*  Christopher & Banks Corp.............................    18,567       11,131

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#*  Chuy's Holdings, Inc.................................   162,417 $ 3,690,114
    Citi Trends, Inc.....................................   133,900   2,743,611
    Clarus Corp..........................................     1,859      20,802
#*  Conn's, Inc..........................................   214,361   4,488,719
#*  Container Store Group, Inc. (The)....................    35,907     257,094
#   Cooper Tire & Rubber Co..............................   759,774  26,744,045
*   Cooper-Standard Holdings, Inc........................   174,609  13,350,604
    Core-Mark Holding Co., Inc...........................   328,861   9,168,645
#*  Crocs, Inc...........................................   688,961  19,786,960
    CSS Industries, Inc..................................    25,496     222,580
    Culp, Inc............................................    78,691   1,502,998
    Dana, Inc............................................   296,090   5,217,106
#*  DavidsTea, Inc.......................................     2,280       3,762
*   Deckers Outdoor Corp.................................   177,141  22,753,761
#*  Del Frisco's Restaurant Group, Inc...................   171,300   1,356,696
*   Del Taco Restaurants, Inc............................   472,222   4,906,387
*   Delta Apparel, Inc...................................    34,139     803,973
#*  Destination Maternity Corp...........................    92,822     276,610
#*  Destination XL Group, Inc............................   170,773     440,594
#   Dick's Sporting Goods, Inc...........................   744,908  26,302,702
#   Dillard's, Inc., Class A.............................   274,611  18,341,269
#   Dine Brands Global, Inc..............................    22,843   1,742,236
*   Dixie Group, Inc. (The)..............................     7,482       6,584
    Dover Motorsports, Inc...............................    17,605      35,034
    DSW, Inc., Class A...................................   803,439  21,893,713
#*  El Pollo Loco Holdings, Inc..........................   221,350   3,650,062
#*  Eldorado Resorts, Inc................................    29,899   1,393,891
*   Emerson Radio Corp...................................    86,891     126,426
    Escalade, Inc........................................    11,439     127,659
#   Ethan Allen Interiors, Inc...........................   408,137   7,746,440
#*  Express, Inc.........................................   730,633   3,872,355
    Extended Stay America, Inc...........................   145,202   2,482,954
#*  Fiesta Restaurant Group, Inc.........................   308,003   4,576,925
    Flanigan's Enterprises, Inc..........................     2,672      62,698
    Flexsteel Industries, Inc............................    51,953   1,297,266
    Foot Locker, Inc.....................................   558,091  31,191,706
#*  Fossil Group, Inc....................................   154,142   2,614,248
#*  Francesca's Holdings Corp............................   742,505     655,780
#*  FTD Cos., Inc........................................     7,109      18,270
#   GameStop Corp., Class A..............................   347,106   3,936,182
    Gaming Partners International Corp...................    13,313     172,270
#*  Genesco, Inc.........................................   268,068  12,111,312
    Gentex Corp..........................................   960,340  20,340,001
#*  Gentherm, Inc........................................    64,333   2,738,012
#*  G-III Apparel Group, Ltd.............................   526,791  18,369,202
    Goodyear Tire & Rubber Co. (The)..................... 1,521,992  32,251,011
    Graham Holdings Co., Class B.........................    47,735  31,743,775
*   Green Brick Partners, Inc............................   112,379     950,726
#   Group 1 Automotive, Inc..............................   163,563   9,982,250
#   Guess?, Inc..........................................   673,400  13,138,034
#*  Habit Restaurants, Inc. (The), Class A...............   142,574   1,457,106
    Hamilton Beach Brands Holding Co., Class A...........    67,692   1,769,469
#   Harley-Davidson, Inc.................................    51,511   1,898,695
#   Haverty Furniture Cos., Inc..........................   128,064   2,608,664
    Haverty Furniture Cos., Inc., Class A................       844      17,175
*   Helen of Troy, Ltd...................................   187,901  21,804,032
#*  Hibbett Sports, Inc..................................   281,863   4,605,641
    Hooker Furniture Corp................................    90,682   2,608,921
#*  Horizon Global Corp..................................   212,558     446,372

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*   Houghton Mifflin Harcourt Co......................... 1,931,870 $20,226,679
#   International Game Technology P.L.C..................   586,157   9,589,529
*   J Alexander's Holdings, Inc..........................    57,128     491,301
*   J. Jill, Inc.........................................    59,068     351,455
#*  JAKKS Pacific, Inc...................................     4,060       7,633
#*  JC Penney Co., Inc...................................     5,291       6,984
    Johnson Outdoors, Inc., Class A......................    50,618   3,171,218
*   K12, Inc.............................................   395,016  12,446,954
    KB Home..............................................   196,598   4,209,163
#*  Kirkland's, Inc......................................   158,964   1,624,612
*   Lakeland Industries, Inc.............................    56,298     629,412
#*  Lands' End, Inc......................................    10,569     189,185
*   Laureate Education, Inc., Class A....................   120,407   1,926,512
    La-Z-Boy, Inc........................................   569,255  16,861,333
#   LCI Industries.......................................     7,757     639,487
*   Leaf Group, Ltd......................................    96,837     743,708
#*  LGI Homes, Inc.......................................    38,288   2,270,478
#   Libbey, Inc..........................................   164,209     824,329
*   Liberty Expedia Holdings, Inc., Class A..............   362,196  14,846,414
#   Liberty Tax, Inc.....................................    38,369     456,975
    Lifetime Brands, Inc.................................    63,565     618,487
*   Lincoln Educational Services Corp....................    11,206      31,825
*   Liquidity Services, Inc..............................   300,703   2,516,884
#   Lithia Motors, Inc., Class A.........................   164,553  14,636,989
*   Luby's, Inc..........................................   118,805     178,208
#*  Lumber Liquidators Holdings, Inc.....................    54,789     658,564
*   M/I Homes, Inc.......................................   154,973   4,105,235
    Macy's, Inc..........................................   342,814   9,016,008
#*  MarineMax, Inc.......................................   236,598   4,206,712
    Marriott Vacations Worldwide Corp....................   335,791  29,730,935
    MDC Holdings, Inc....................................   372,138  12,254,504
#*  Meritage Homes Corp..................................   267,052  12,038,704
*   Modine Manufacturing Co..............................   410,439   6,004,723
#*  Monarch Casino & Resort, Inc.........................    13,813     597,274
#   Monro, Inc...........................................    79,742   5,714,312
#*  Motorcar Parts of America, Inc.......................   268,027   5,360,540
    Movado Group, Inc....................................    96,220   3,074,229
*   Murphy USA, Inc......................................    17,538   1,289,920
*   Nautilus, Inc........................................   225,058   1,690,186
#*  New Home Co., Inc. (The).............................    49,985     345,896
#   Newell Brands, Inc...................................    51,692   1,096,387
    Office Depot, Inc....................................   430,886   1,271,114
#   Oxford Industries, Inc...............................    42,083   3,222,716
    P&F Industries, Inc., Class A........................     1,458      11,256
#*  Party City Holdco, Inc...............................   210,535   2,324,306
    Peak Resorts, Inc....................................       706       3,219
#   Penske Automotive Group, Inc.........................   643,943  30,188,048
*   Playa Hotels & Resorts NV............................    40,781     321,354
#*  Potbelly Corp........................................   308,137   2,671,548
    PulteGroup, Inc...................................... 1,320,254  36,716,264
    PVH Corp.............................................    89,491   9,764,363
    RCI Hospitality Holdings, Inc........................    69,237   1,544,677
*   Red Lion Hotels Corp.................................   209,514   1,938,005
#*  Red Robin Gourmet Burgers, Inc.......................   182,230   5,827,715
*   Regis Corp...........................................   389,144   7,257,536
    Rocky Brands, Inc....................................    47,189   1,265,137
#   RTW RetailWinds, Inc.................................   359,574   1,114,679
#*  Sequential Brands Group, Inc.........................    13,331      14,531
*   Shiloh Industries, Inc...............................   296,282   1,774,729

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
CONSUMER DISCRETIONARY -- (Continued)
#   Shoe Carnival, Inc...................................   109,362 $    4,033,271
*   Shutterfly, Inc......................................    44,750      2,056,710
#   Signet Jewelers, Ltd.................................   628,674     15,314,499
#*  Skechers U.S.A., Inc., Class A.......................    52,617      1,429,604
#   Skyline Champion Corp................................    57,590      1,040,075
#   Sonic Automotive, Inc., Class A......................   350,784      5,366,995
    Speedway Motorsports, Inc............................   228,290      3,684,601
#   Stage Stores, Inc....................................     6,185          5,876
    Standard Motor Products, Inc.........................   239,463     11,772,001
#*  Stein Mart, Inc......................................    80,602         90,274
#*  Stoneridge, Inc......................................   266,143      6,948,994
#   Strattec Security Corp...............................    26,168        902,796
    Superior Group of Cos, Inc...........................    58,351      1,036,897
#   Superior Industries International, Inc...............   383,919      1,977,183
*   Sypris Solutions, Inc................................     7,617          8,074
*   Tandy Leather Factory, Inc...........................    74,640        426,941
*   Taylor Morrison Home Corp., Class A.................. 1,111,382     21,005,120
    Tenneco, Inc., Class A...............................   152,310      5,282,111
#   Thor Industries, Inc.................................   192,283     12,521,469
#   Tile Shop Holdings, Inc..............................   810,850      6,154,352
    Tilly's, Inc., Class A...............................   152,359      1,845,068
    Toll Brothers, Inc................................... 1,774,310     65,543,011
*   TopBuild Corp........................................   187,598      9,907,050
    Tower International, Inc.............................   216,057      6,285,098
*   Trans World Entertainment Corp.......................    11,939          7,235
*   TravelCenters of America LLC.........................   171,294        859,896
#*  TRI Pointe Group, Inc................................ 1,814,853     24,409,773
*   Tuesday Morning Corp.................................   185,667        367,621
*   Unifi, Inc...........................................   136,599      2,921,853
#*  Universal Electronics, Inc...........................   110,245      3,105,602
*   Universal Technical Institute, Inc...................    32,013        109,484
#*  Urban Outfitters, Inc................................   484,099     15,636,398
#*  Vera Bradley, Inc....................................   531,796      4,759,574
#*  Vista Outdoor, Inc...................................   668,920      6,675,822
#*  Vitamin Shoppe, Inc..................................   185,769        858,253
*   VOXX International Corp..............................   220,266      1,147,586
    Weyco Group, Inc.....................................    44,010      1,182,549
#*  William Lyon Homes, Class A..........................    43,329        574,543
#   Winnebago Industries, Inc............................   366,500     10,481,900
*   ZAGG, Inc............................................   173,862      1,950,732
*   Zumiez, Inc..........................................   203,754      5,177,389
                                                                    --------------
TOTAL CONSUMER DISCRETIONARY.............................            1,338,720,523
                                                                    --------------
CONSUMER STAPLES -- (3.7%)
#   Alico, Inc...........................................    36,673      1,085,521
#   Andersons, Inc. (The)................................   224,013      7,851,656
#   B&G Foods, Inc.......................................    31,400        837,124
#*  Bridgford Foods Corp.................................     1,732         48,912
    Bunge, Ltd...........................................   154,750      8,522,083
#   Cal-Maine Foods, Inc.................................    56,125      2,367,353
    Casey's General Stores, Inc..........................    79,181     10,189,011
*   CCA Industries, Inc..................................    26,932         63,560
#*  Central Garden & Pet Co..............................    96,568      3,786,431
*   Central Garden & Pet Co., Class A....................   254,649      9,070,597
#*  Chefs' Warehouse, Inc. (The).........................   189,365      6,082,404
#   Coty, Inc., Class A.................................. 3,005,011     23,318,885
#*  Craft Brew Alliance, Inc.............................   244,903      4,031,103
#*  Darling Ingredients, Inc............................. 1,480,335     31,486,725
#   Dean Foods Co........................................   292,270      1,218,766

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
CONSUMER STAPLES -- (Continued)
#*  Edgewell Personal Care Co............................   433,803 $ 17,113,528
#*  Farmer Brothers Co...................................   148,370    3,649,902
    Fresh Del Monte Produce, Inc.........................   348,531   11,146,021
#*  Hostess Brands, Inc..................................   636,659    7,315,212
    Ingles Markets, Inc., Class A........................   119,732    3,417,151
    Ingredion, Inc.......................................   254,136   25,159,464
    Inter Parfums, Inc...................................   133,936    8,901,387
#   John B. Sanfilippo & Son, Inc........................    73,385    5,008,526
*   Landec Corp..........................................   168,906    2,143,417
*   Lifeway Foods, Inc...................................   191,300      537,553
    Limoneira Co.........................................    51,032    1,124,235
    Mannatech, Inc.......................................     8,418      160,110
*   Natural Alternatives International, Inc..............    42,078      469,591
#*  Natural Grocers by Vitamin Cottage, Inc..............   149,229    2,038,468
#   Natural Health Trends Corp...........................     3,000       49,170
*   Nature's Sunshine Products, Inc......................     4,308       34,464
    Oil-Dri Corp. of America.............................    34,151      906,368
#*  Orchids Paper Products Co............................    99,526      104,502
*   Performance Food Group Co............................   144,239    4,927,204
*   Pilgrim's Pride Corp.................................   213,444    4,324,375
#*  Post Holdings, Inc...................................   611,801   56,787,369
#   PriceSmart, Inc......................................    59,573    3,648,846
#*  Pyxus International, Inc.............................    69,042    1,120,552
#   Sanderson Farms, Inc.................................   240,399   29,593,117
    Seaboard Corp........................................     2,502    9,668,153
*   Seneca Foods Corp., Class A..........................    61,074    1,746,716
*   Seneca Foods Corp., Class B..........................       189        5,481
#*  Smart & Final Stores, Inc............................   445,314    2,685,243
    SpartanNash Co.......................................   264,734    5,493,231
#   Spectrum Brands Holdings, Inc........................    40,587    2,268,002
#*  TreeHouse Foods, Inc.................................   526,276   30,713,467
#*  United Natural Foods, Inc............................   273,955    3,588,811
    Universal Corp.......................................   233,911   13,496,665
*   US Foods Holding Corp................................ 1,326,779   44,738,988
#   Village Super Market, Inc., Class A..................    65,953    1,773,476
#   Weis Markets, Inc....................................   173,846    8,435,008
                                                                    ------------
TOTAL CONSUMER STAPLES...................................            424,253,904
                                                                    ------------
ENERGY -- (7.5%)
    Adams Resources & Energy, Inc........................    25,853    1,024,554
#*  Alta Mesa Resources, Inc., Class A...................   197,362      189,073
#*  Antero Resources Corp................................ 1,953,712   19,654,343
*   Apergy Corp..........................................    41,982    1,411,435
#*  Approach Resources, Inc..............................    43,300       41,711
#   Arch Coal, Inc., Class A.............................   169,837   14,967,735
    Archrock, Inc........................................   696,351    6,573,553
#*  Ardmore Shipping Corp................................   160,021      907,319
*   Aspen Aerogels, Inc..................................    34,371       93,489
*   Barnwell Industries, Inc.............................    21,188       29,884
#*  Basic Energy Services, Inc...........................    26,994      128,221
#*  Bonanza Creek Energy, Inc............................   187,640    4,325,102
#*  Bristow Group, Inc...................................   463,913    1,526,274
*   C&J Energy Services, Inc.............................   123,402    1,983,070
#*  Callon Petroleum Co.................................. 2,290,885   18,647,804
*   CARBO Ceramics, Inc..................................     2,150        8,664
#*  Carrizo Oil & Gas, Inc...............................   141,754    1,740,739
#*  Centennial Resource Development, Inc., Class A.......   980,357   12,911,302
#*  Chaparral Energy, Inc., Class A......................     9,951       76,523
    Cimarex Energy Co....................................   193,457   14,575,050

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
ENERGY -- (Continued)
#*  Clean Energy Fuels Corp.............................. 1,840,061 $ 3,496,116
#*  Cloud Peak Energy, Inc...............................   162,672      60,693
*   CNX Resources Corp................................... 2,643,486  32,091,920
*   CONSOL Energy, Inc...................................   251,879   8,949,261
#*  Contango Oil & Gas Co................................   352,905   1,333,981
*   Dawson Geophysical Co................................   304,482   1,190,525
#   Delek US Holdings, Inc...............................   619,393  20,136,466
#*  Denbury Resources, Inc............................... 3,170,336   6,435,782
#   DHT Holdings, Inc.................................... 1,206,459   4,886,159
#*  Diamond Offshore Drilling, Inc.......................   189,269   2,068,710
*   Dorian LPG, Ltd......................................   296,051   1,622,359
#*  Dril-Quip, Inc.......................................   464,972  17,408,552
#*  Earthstone Energy, Inc., Class A.....................    26,908     162,255
#*  Eclipse Resources Corp............................... 1,389,454   1,597,872
#   EnLink Midstream LLC.................................   601,236   6,541,448
#   Ensco P.L.C., Class A................................ 3,833,139  16,865,812
#*  EP Energy Corp., Class A.............................     5,199       3,584
*   Era Group, Inc.......................................   138,101   1,300,911
*   Exterran Corp........................................   213,307   3,703,010
#*  Extraction Oil & Gas, Inc............................    65,415     257,735
#*  Forum Energy Technologies, Inc....................... 1,212,569   5,953,714
#*  Frank's International NV.............................   239,589   1,363,261
    GasLog, Ltd..........................................   327,689   5,875,464
#*  Geospace Technologies Corp...........................   209,118   3,143,044
#*  Goodrich Petroleum Corp..............................     2,230      30,506
#   Green Plains, Inc....................................   427,042   6,068,267
*   Gulf Island Fabrication, Inc.........................    97,486     925,142
#*  Gulfport Energy Corp.................................   866,093   7,266,520
#*  Halcon Resources Corp................................   456,370     748,447
    Hallador Energy Co...................................   118,610     671,926
*   Helix Energy Solutions Group, Inc.................... 1,416,549   9,675,030
    Helmerich & Payne, Inc...............................   569,851  31,905,957
#*  HighPoint Resources Corp.............................   631,789   1,769,009
#*  Hornbeck Offshore Services, Inc......................     2,386       3,150
#*  Independence Contract Drilling, Inc..................   135,079     461,970
#*  International Seaways, Inc...........................   188,612   3,417,649
*   Keane Group, Inc.....................................   338,506   3,412,140
#*  KLX Energy Services Holdings, Inc....................   220,204   5,738,516
#*  Kosmos Energy, Ltd...................................   842,302   4,321,009
*   Laredo Petroleum, Inc................................   650,516   2,471,961
*   Lonestar Resources US, Inc., Class A.................    74,430     372,150
#   Mammoth Energy Services, Inc.........................    49,544   1,096,409
#*  Matador Resources Co.................................   544,384  10,615,488
*   Matrix Service Co....................................   249,710   5,356,279
#*  McDermott International, Inc......................... 1,691,388  14,918,042
*   Midstates Petroleum Co., Inc.........................   104,301   1,009,634
*   Mitcham Industries, Inc..............................   115,408     459,324
#   Murphy Oil Corp...................................... 1,787,848  48,897,643
#   Nabors Industries, Ltd............................... 2,531,628   7,493,619
    NACCO Industries, Inc., Class A......................    43,587   1,485,445
*   Natural Gas Services Group, Inc......................    86,372   1,426,002
#*  NCS Multistage Holdings, Inc.........................    68,757     389,165
#*  Newpark Resources, Inc............................... 1,026,894   8,533,489
#*  Noble Corp. P.L.C.................................... 3,324,869  10,972,068
#*  Oasis Petroleum, Inc................................. 2,444,418  14,715,396
#*  Oceaneering International, Inc....................... 1,297,418  20,356,488
#*  Oil States International, Inc........................   412,537   7,103,887
*   Overseas Shipholding Group, Inc., Class A............   357,609     647,272
#*  Pacific Ethanol, Inc.................................     6,939       8,882

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
ENERGY -- (Continued)
    Panhandle Oil and Gas, Inc., Class A.................    78,152 $  1,250,432
*   Par Pacific Holdings, Inc............................    81,679    1,328,101
#*  Parker Drilling Co...................................    16,717        4,723
*   Parsley Energy, Inc., Class A........................ 1,131,317   21,019,870
    Patterson-UTI Energy, Inc............................ 2,284,150   27,706,739
#   PBF Energy, Inc., Class A............................ 1,256,465   46,011,748
#*  PDC Energy, Inc......................................   420,979   13,711,286
#   Peabody Energy Corp..................................   994,213   35,493,404
#*  Penn Virginia Corp...................................    71,605    3,756,398
#*  PHI, Inc. Non-Voting.................................    50,136      164,446
*   Pioneer Energy Services Corp.........................   819,941    1,213,513
*   PrimeEnergy Resources Corp...........................       602       55,384
*   Profire Energy, Inc..................................    31,100       51,937
#*  ProPetro Holding Corp................................   205,270    3,354,112
*   QEP Resources, Inc................................... 2,260,716   18,696,121
#   Range Resources Corp................................. 2,049,610   22,607,198
#*  Renewable Energy Group, Inc..........................   438,110   12,661,379
#*  REX American Resources Corp..........................    48,898    3,566,131
#*  RigNet, Inc..........................................   163,686    2,186,845
#*  Ring Energy, Inc.....................................   185,217    1,089,076
#*  Rowan Cos. P.L.C., Class A........................... 1,072,621   13,075,250
*   SandRidge Energy, Inc................................    55,024      456,149
#   Scorpio Tankers, Inc.................................   112,353    2,104,372
#*  SEACOR Holdings, Inc.................................   162,468    6,724,551
#*  SEACOR Marine Holdings, Inc..........................   178,991    2,371,631
#*  Select Energy Services, Inc., Class A................   152,564    1,296,794
#   SemGroup Corp., Class A..............................    24,490      392,330
#   Ship Finance International, Ltd......................   342,309    4,162,477
*   SilverBow Resources, Inc.............................    28,714      698,037
#   SM Energy Co......................................... 1,195,174   23,449,314
#*  Smart Sand, Inc......................................   181,565      461,175
#*  Southwestern Energy Co............................... 3,506,253   15,322,326
#*  SRC Energy, Inc...................................... 1,902,531    9,360,453
#*  Superior Energy Services, Inc........................   242,194      946,979
*   Talos Energy, Inc....................................    45,769      874,188
#   Teekay Corp..........................................    28,347       99,498
#   Teekay Tankers, Ltd., Class A........................    10,427       10,427
#*  TETRA Technologies, Inc.............................. 1,339,756    2,853,680
#*  Tidewater, Inc.......................................    26,592      572,260
#*  Transocean, Ltd...................................... 1,195,342   10,244,081
#*  Unit Corp............................................   441,623    7,048,303
#   US Silica Holdings, Inc..............................   124,352    1,676,265
#*  Whiting Petroleum Corp...............................   604,134   17,296,356
*   WildHorse Resource Development Corp..................   160,604    2,725,450
    World Fuel Services Corp.............................   598,557   14,898,084
*   WPX Energy, Inc...................................... 2,096,955   25,708,668
                                                                    ------------
TOTAL ENERGY.............................................            862,766,301
                                                                    ------------
FINANCIALS -- (25.5%)
#   1st Constitution Bancorp.............................     1,062       20,624
    1st Source Corp......................................   193,100    8,766,740
    Access National Corp.................................    46,343    1,094,158
*   Allegiance Bancshares, Inc...........................    41,557    1,492,727
    A-Mark Precious Metals, Inc..........................    69,678      903,724
#*  Ambac Financial Group, Inc...........................   220,093    4,164,160
    American Equity Investment Life Holding Co...........   721,155   22,586,575
    American National Bankshares, Inc....................    50,346    1,645,307
    American National Insurance Co.......................   100,001   13,919,139
    American River Bankshares............................    15,196      204,842

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    Ameris Bancorp.......................................   166,638 $ 6,323,912
    AMERISAFE, Inc.......................................     7,787     462,626
#   AmeriServ Financial, Inc.............................   107,748     444,999
    Argo Group International Holdings, Ltd...............   245,205  16,364,982
    Arrow Financial Corp.................................    63,383   2,018,749
    Aspen Insurance Holdings, Ltd........................   783,262  32,685,523
    Associated Banc-Corp................................. 1,678,158  36,332,121
    Assurant, Inc........................................   594,672  57,320,434
#   Assured Guaranty, Ltd................................ 1,413,881  57,347,013
    Asta Funding, Inc....................................     7,105      30,267
*   Athene Holding, Ltd., Class A........................   321,410  13,788,489
    Atlantic American Corp...............................       864       2,376
*   Atlantic Capital Bancshares, Inc.....................   108,216   1,956,545
*   Atlanticus Holdings Corp.............................    64,328     241,873
*   Atlas Financial Holdings, Inc........................   101,465     902,024
#   Auburn National Bancorporation, Inc..................       692      22,532
    Axis Capital Holdings, Ltd...........................   374,228  20,039,909
#*  Axos Financial, Inc..................................   156,848   4,761,905
#   Banc of California, Inc..............................   299,314   4,363,998
    BancFirst Corp.......................................   117,885   6,328,067
*   Bancorp of New Jersey, Inc...........................       551       7,400
*   Bancorp, Inc. (The)..................................   736,085   6,242,001
#   BancorpSouth Bank....................................   382,988  11,175,590
    Bank of Commerce Holdings............................    47,112     503,627
    Bank of Marin Bancorp................................    74,607   3,129,018
#   Bank OZK.............................................   651,639  19,770,727
    BankFinancial Corp...................................   116,939   1,754,085
    BankUnited, Inc......................................   426,070  14,405,427
#   Bankwell Financial Group, Inc........................    17,485     505,317
    Banner Corp..........................................   281,635  15,360,373
    Bar Harbor Bankshares................................    32,862     786,388
*   Baycom Corp..........................................     9,529     205,826
    BCB Bancorp, Inc.....................................    54,998     645,677
    Beneficial Bancorp, Inc..............................   555,443   8,659,356
#   Berkshire Hills Bancorp, Inc.........................   436,157  11,885,278
*   Blucora, Inc.........................................   302,397   8,923,735
#   Blue Capital Reinsurance Holdings, Ltd...............    32,632     222,877
    Blue Hills Bancorp, Inc..............................    86,115   2,035,759
    BOK Financial Corp...................................    72,425   6,019,242
    Boston Private Financial Holdings, Inc...............   820,163   9,513,891
    Bridge Bancorp, Inc..................................   112,535   3,464,953
    Brookline Bancorp, Inc...............................   683,660  10,166,024
    Bryn Mawr Bank Corp..................................   153,189   5,666,461
*   BSB Bancorp, Inc.....................................    24,630     794,564
    C&F Financial Corp...................................    15,921     795,732
    Cadence BanCorp......................................   506,784   9,502,200
    California First National Bancorp....................     4,450      67,885
#   Cambridge Bancorp....................................       454      34,549
    Camden National Corp.................................    92,948   3,766,253
*   Cannae Holdings, Inc.................................   226,010   4,371,033
    Capital City Bank Group, Inc.........................    84,416   2,025,984
    Capitol Federal Financial, Inc....................... 1,635,712  21,051,613
    Capstar Financial Holdings, Inc......................       661      10,543
    Carolina Financial Corp..............................    92,041   3,186,459
    CenterState Banks Corp...............................   274,733   6,813,378
    Central Pacific Financial Corp.......................   205,416   5,881,060
    Central Valley Community Bancorp.....................    25,346     501,090
    Century Bancorp, Inc., Class A.......................    15,398   1,195,347
    Chemical Financial Corp..............................   541,075  24,056,194

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    Chemung Financial Corp...............................     2,131 $    89,332
#   CIT Group, Inc.......................................   700,495  32,355,864
    Citizens & Northern Corp.............................    33,718     845,310
#   Citizens Community Bancorp, Inc......................     6,617      77,750
    Citizens Holding Co..................................     1,603      35,202
#*  Citizens, Inc........................................    84,759     600,941
#   City Holding Co......................................    65,622   4,703,785
    Civista Bancshares, Inc..............................    28,702     537,588
    CNB Financial Corp...................................    81,785   2,066,707
    CNO Financial Group, Inc............................. 1,174,038  20,991,799
    Codorus Valley Bancorp, Inc..........................    15,907     351,545
#   Columbia Banking System, Inc.........................   439,590  16,154,933
#   Community Bank System, Inc...........................   271,210  16,259,040
*   Community Bankers Trust Corp.........................     7,300      54,458
#   Community Financial Corp. (The)......................     1,101      32,535
    Community Trust Bancorp, Inc.........................   132,601   5,384,927
    Community West Bancshares............................     5,040      51,156
    ConnectOne Bancorp, Inc..............................   241,158   4,823,160
#*  Consumer Portfolio Services, Inc.....................   247,360     949,862
#*  Cowen, Inc...........................................   149,350   2,414,990
#*  Customers Bancorp, Inc...............................   418,834   8,238,465
#   CVB Financial Corp...................................   187,128   4,099,974
    Dime Community Bancshares, Inc.......................   404,195   7,970,725
    Donegal Group, Inc., Class A.........................   198,394   2,612,849
*   Donnelley Financial Solutions, Inc...................     8,078     118,262
    Eagle Bancorp Montana, Inc...........................       600      10,728
*   Eagle Bancorp, Inc...................................   123,478   6,776,473
*   eHealth, Inc.........................................     1,083      66,236
    EMC Insurance Group, Inc.............................   118,313   3,890,131
    Employers Holdings, Inc..............................   314,147  13,310,408
#*  Encore Capital Group, Inc............................   214,193   6,327,261
*   Enova International, Inc.............................   362,612   8,358,207
*   Enstar Group, Ltd....................................    75,639  13,463,742
*   Entegra Financial Corp...............................     1,632      38,124
    Enterprise Bancorp, Inc..............................    27,258     881,796
    Enterprise Financial Services Corp...................    27,118   1,196,717
*   Equity Bancshares, Inc., Class A.....................    72,454   2,300,415
#   ESSA Bancorp, Inc....................................    35,707     537,747
    Evans Bancorp, Inc...................................    14,666     513,310
#*  EZCORP, Inc., Class A................................   492,471   4,589,830
    Farmers National Banc Corp...........................   106,554   1,382,005
    FB Financial Corp....................................    17,602     582,274
    FBL Financial Group, Inc., Class A...................   154,237  10,830,522
    Federal Agricultural Mortgage Corp., Class A.........       300      20,408
    Federal Agricultural Mortgage Corp., Class C.........    75,446   5,337,805
    FedNat Holding Co....................................   144,978   2,625,552
    Fidelity Southern Corp...............................   284,304   8,659,900
    Financial Institutions, Inc..........................   141,514   3,795,405
*   First Acceptance Corp................................    86,504      97,750
    First American Financial Corp........................   291,792  14,612,943
    First Bancorp........................................   143,325   5,270,060
    First BanCorp........................................ 1,920,340  20,451,621
    First Bancorp, Inc...................................    65,147   1,685,353
    First Bancshares, Inc. (The).........................    26,967     874,000
#   First Bank...........................................    25,801     290,003
    First Busey Corp.....................................   171,794   4,253,619
    First Business Financial Services, Inc...............    32,054     661,595
    First Citizens BancShares, Inc., Class A.............    32,304  13,164,849
    First Commonwealth Financial Corp....................   794,506  10,805,282

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    First Community Bancshares, Inc......................   123,164 $ 4,224,525
    First Community Corp.................................       463       9,492
    First Defiance Financial Corp........................   148,647   4,188,872
#   First Financial Bancorp..............................   983,355  25,891,737
    First Financial Corp.................................    42,280   1,753,352
    First Financial Northwest, Inc.......................    91,175   1,381,301
#*  First Foundation, Inc................................   228,660   3,322,430
    First Hawaiian, Inc..................................   201,125   5,174,946
#   First Horizon National Corp.......................... 1,311,894  19,258,604
    First Internet Bancorp...............................    48,132     962,640
    First Interstate BancSystem, Inc., Class A...........   359,545  13,993,491
    First Merchants Corp.................................   317,536  11,631,344
    First Mid-Illinois Bancshares, Inc...................    23,235     756,996
    First Midwest Bancorp, Inc........................... 1,167,776  25,714,428
    First Northwest Bancorp..............................       600       9,162
    First of Long Island Corp. (The).....................    64,177   1,329,747
    First United Corp....................................     7,956     128,887
#*  Flagstar Bancorp, Inc................................   510,610  15,752,319
    Flushing Financial Corp..............................   242,434   5,377,186
#   FNB Corp............................................. 2,245,777  26,163,302
#*  Franklin Financial Network, Inc......................   124,604   3,971,129
    FS Bancorp, Inc......................................    14,223     690,527
    Fulton Financial Corp................................ 1,710,457  27,452,835
#   GAIN Capital Holdings, Inc...........................   251,438   1,626,804
#   GAMCO Investors, Inc., Class A.......................    10,505     209,575
*   Genworth Financial, Inc., Class A....................   548,416   2,654,333
#   German American Bancorp, Inc.........................    71,812   2,100,501
    Global Indemnity, Ltd................................    87,816   2,889,146
    Great Southern Bancorp, Inc..........................   117,613   6,273,477
    Great Western Bancorp, Inc...........................   561,935  19,830,686
*   Green Dot Corp., Class A.............................    96,609   7,150,998
#   Greenhill & Co., Inc.................................    15,395     385,799
#*  Greenlight Capital Re, Ltd., Class A.................   271,243   2,812,790
    Guaranty Bancshares, Inc.............................     4,295     128,850
#   Guaranty Federal Bancshares, Inc.....................       348       7,830
*   Hallmark Financial Services, Inc.....................   134,521   1,304,854
    Hancock Whitney Corp.................................   733,901  30,148,653
    Hanmi Financial Corp.................................   374,404   8,210,680
    Hanover Insurance Group, Inc. (The)..................   261,971  29,875,173
#*  HarborOne Bancorp, Inc...............................    35,780     543,140
    Hawthorn Bancshares, Inc.............................       650      14,859
#   HCI Group, Inc.......................................    97,933   4,640,066
#   Heartland Financial USA, Inc.........................   162,181   7,356,530
    Heritage Commerce Corp...............................   355,452   4,716,848
#   Heritage Financial Corp..............................   237,083   7,344,831
    Heritage Insurance Holdings, Inc.....................   155,045   2,251,253
    Hilltop Holdings, Inc................................   734,484  13,521,850
    Hingham Institution for Savings......................     1,016     187,858
*   HMN Financial, Inc...................................     4,634      92,170
    Home Bancorp, Inc....................................    20,534     726,082
#   Home BancShares, Inc.................................   211,135   3,865,882
*   HomeStreet, Inc......................................   258,958   6,336,702
    HomeTrust Bancshares, Inc............................    52,143   1,407,861
#   Hope Bancorp, Inc.................................... 1,608,175  23,012,984
    HopFed Bancorp, Inc..................................    13,170     258,395
    Horace Mann Educators Corp...........................   284,984  11,869,584
    Horizon Bancorp, Inc.................................   282,949   4,566,797
#*  Howard Bancorp, Inc..................................    29,092     373,250
    IBERIABANK Corp......................................   478,013  35,320,381

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
#*  Impac Mortgage Holdings, Inc.........................     3,100 $    10,881
    Independence Holding Co..............................    14,368     513,800
#   Independent Bank Corp................................   196,424  15,670,707
    Independent Bank Corp................................    74,409   1,648,903
    Independent Bank Group, Inc..........................   218,913  11,549,850
    International Bancshares Corp........................   744,399  26,403,833
*   INTL. FCStone, Inc...................................   151,430   5,789,169
    Invesco, Ltd......................................... 1,140,708  20,783,700
    Investar Holding Corp................................       532      12,268
    Investment Technology Group, Inc.....................   277,882   8,408,709
    Investors Bancorp, Inc............................... 3,443,442  41,803,386
    Investors Title Co...................................     9,171   1,584,107
    James River Group Holdings, Ltd......................    81,119   3,128,760
#   Janus Henderson Group P.L.C.......................... 1,356,302  29,608,073
#   Kearny Financial Corp................................   713,623   9,162,919
    Kemper Corp..........................................   427,396  32,131,631
    Kentucky First Federal Bancorp.......................     2,420      18,755
    Kingstone Cos., Inc..................................    52,046     856,157
    Lake Shore Bancorp, Inc..............................       406       6,496
    Lakeland Bancorp, Inc................................   259,581   4,062,443
    Lakeland Financial Corp..............................     4,518     203,446
    Landmark Bancorp, Inc................................     1,360      31,362
    LCNB Corp............................................     1,207      19,916
#   LegacyTexas Financial Group, Inc.....................   375,754  14,970,039
    Legg Mason, Inc...................................... 1,178,698  35,125,200
#*  LendingClub Corp.....................................   961,331   3,066,646
    Level One Bancorp, Inc...............................       949      23,061
#   Live Oak Bancshares, Inc.............................    70,375     978,213
    Macatawa Bank Corp...................................   261,533   2,552,562
    Mackinac Financial Corp..............................    28,040     441,630
    Maiden Holdings, Ltd.................................   950,539   1,226,195
*   Malvern Bancorp, Inc.................................     1,318      27,573
#   Manning & Napier, Inc................................   242,400     516,312
    Marlin Business Services Corp........................    95,922   2,128,509
    MB Financial, Inc....................................   465,476  20,657,825
#*  MBIA, Inc............................................   630,156   6,055,799
    MBT Financial Corp...................................   118,527   1,186,455
    Mercantile Bank Corp.................................   110,821   3,679,257
#   Merchants Bancorp....................................     3,170      62,037
#   Mercury General Corp.................................   308,714  15,960,514
    Meridian Bancorp, Inc................................   311,125   4,926,664
    Meta Financial Group, Inc............................   250,600   5,901,630
    Midland States Bancorp, Inc..........................    45,334   1,093,003
#   MidSouth Bancorp, Inc................................   105,493   1,204,730
    MidWestOne Financial Group, Inc......................    34,027     942,888
#*  Mr Cooper Group, Inc.................................   166,421   2,561,219
    MutualFirst Financial, Inc...........................    32,672     947,488
    National Bank Holdings Corp., Class A................   255,252   8,157,854
#   National Bankshares, Inc.............................     3,945     137,010
*   National Commerce Corp...............................    42,534   1,731,772
    National General Holdings Corp.......................   540,346  13,049,356
    National Security Group, Inc. (The)..................     2,423      29,076
    National Western Life Group, Inc., Class A...........    19,229   5,832,156
    Navient Corp......................................... 2,590,103  29,527,174
    Navigators Group, Inc. (The).........................   179,201  12,508,230
#   NBT Bancorp, Inc.....................................   291,172  10,371,547
    Nelnet, Inc., Class A................................   291,091  15,311,387
#   New York Community Bancorp, Inc...................... 4,070,148  47,295,120
>>  NewStar Financial, Inc...............................   289,581      56,381

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
*   Nicholas Financial, Inc..............................    44,982 $   473,211
*   Nicolet Bankshares, Inc..............................    19,102   1,044,688
#*  NMI Holdings, Inc., Class A..........................   411,235   9,047,170
#   Northeast Bancorp....................................    36,893     727,530
    Northeast Community Bancorp, Inc.....................     9,687     116,728
#   Northfield Bancorp, Inc..............................   449,609   6,433,905
    Northrim BanCorp, Inc................................    54,985   1,821,653
#   Northwest Bancshares, Inc............................   968,169  17,078,501
    Norwood Financial Corp...............................     1,152      33,777
    OceanFirst Financial Corp............................   209,171   5,022,196
#*  Ocwen Financial Corp.................................   513,972     863,473
    OFG Bancorp..........................................   347,399   6,732,593
#   Ohio Valley Banc Corp................................     2,740      98,311
    Old Line Bancshares, Inc.............................    45,909   1,240,002
#   Old National Bancorp................................. 1,622,148  26,181,469
    Old Republic International Corp...................... 2,077,720  41,866,058
    Old Second Bancorp, Inc..............................   300,233   4,212,269
*   On Deck Capital, Inc.................................   811,043   6,099,043
*   OneMain Holdings, Inc................................   516,878  15,449,483
    Oppenheimer Holdings, Inc., Class A..................    60,715   1,635,055
    Opus Bank............................................   139,734   2,920,441
#   Oritani Financial Corp...............................   500,561   8,439,458
    Orrstown Financial Services, Inc.....................     6,778     127,630
*   Pacific Premier Bancorp, Inc.........................   269,084   8,005,249
#   PacWest Bancorp...................................... 1,289,640  49,767,208
#   Park National Corp...................................    11,564   1,087,247
    Parke Bancorp, Inc...................................     2,676      52,503
#   PCSB Financial Corp..................................     6,741     136,910
    Peapack Gladstone Financial Corp.....................   164,691   4,395,603
    Penns Woods Bancorp, Inc.............................    17,143     605,662
    Peoples Bancorp of North Carolina, Inc...............     4,395     114,270
    Peoples Bancorp, Inc.................................   159,065   5,090,080
    Peoples Financial Services Corp......................     1,885      77,737
#   People's United Financial, Inc....................... 3,986,083  65,292,040
    People's Utah Bancorp................................    39,029   1,147,453
#   Pinnacle Financial Partners, Inc.....................   460,543  24,763,397
    Piper Jaffray Cos....................................    43,943   3,033,385
    Popular, Inc.........................................   791,016  43,197,384
#*  PRA Group, Inc.......................................   354,036  10,447,602
    Preferred Bank.......................................    21,259     989,819
    Premier Financial Bancorp, Inc.......................    58,298     831,912
    ProAssurance Corp....................................   254,411  10,853,173
#   Prosperity Bancshares, Inc...........................   656,814  46,725,748
    Protective Insurance Corp., Class A..................       453       8,494
    Protective Insurance Corp., Class B..................    53,232     981,066
    Provident Financial Holdings, Inc....................    42,950     730,150
    Provident Financial Services, Inc....................   530,830  13,116,809
    Prudential Bancorp, Inc..............................     9,448     172,332
    QCR Holdings, Inc....................................    96,291   3,298,930
    Radian Group, Inc....................................   387,150   7,448,766
    RBB Bancorp..........................................    12,743     237,657
*   Regional Management Corp.............................   112,088   3,080,178
    Reinsurance Group of America, Inc....................    78,035  11,272,156
#   RenaissanceRe Holdings, Ltd..........................    87,302  12,050,295
#   Renasant Corp........................................   433,450  15,396,144
    Republic Bancorp, Inc., Class A......................    48,054   2,003,371
*   Republic First Bancorp, Inc..........................    48,135     283,997
    Riverview Bancorp, Inc...............................   162,169   1,208,159
#   S&T Bancorp, Inc.....................................   241,902   9,293,875

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    Safety Insurance Group, Inc..........................   141,194 $11,621,678
    Sandy Spring Bancorp, Inc............................   249,256   8,128,238
#   Santander Consumer USA Holdings, Inc................. 1,682,300  32,064,638
    SB One Bancorp.......................................     5,628     123,253
*   Seacoast Banking Corp. of Florida....................   262,623   7,227,385
*   Security National Financial Corp., Class A...........    36,332     191,833
*   Select Bancorp, Inc..................................     3,254      39,373
    Selective Insurance Group, Inc.......................   306,564  18,675,879
    Shore Bancshares, Inc................................    36,220     539,678
    SI Financial Group, Inc..............................    25,040     322,515
    Sierra Bancorp.......................................   106,996   2,846,094
    Simmons First National Corp., Class A................   840,332  20,789,814
*   SmartFinancial, Inc..................................    17,627     340,201
    South State Corp.....................................   247,404  16,415,255
*   Southern First Bancshares, Inc.......................    19,849     714,366
    Southern Missouri Bancorp, Inc.......................    19,072     671,525
    Southern National Bancorp of Virginia, Inc...........    49,752     750,260
#   Southside Bancshares, Inc............................   137,469   4,535,102
    Southwest Georgia Financial Corp.....................     2,355      51,716
    State Auto Financial Corp............................   177,520   6,035,680
    Sterling Bancorp..................................... 1,736,447  33,409,240
    Stewart Information Services Corp....................   199,438   8,865,019
    Stifel Financial Corp................................   478,252  22,893,923
    Stock Yards Bancorp, Inc.............................    25,121     868,433
    Summit Financial Group, Inc..........................    23,023     541,731
    Summit State Bank....................................     3,401      39,724
    Synovus Financial Corp...............................   520,361  18,431,187
    TCF Financial Corp................................... 1,037,856  22,998,889
    Territorial Bancorp, Inc.............................    56,446   1,556,781
*   Texas Capital Bancshares, Inc........................   316,037  18,415,476
*   Third Point Reinsurance, Ltd.........................   387,656   4,074,265
    Timberland Bancorp, Inc..............................    67,263   1,891,436
    Tiptree, Inc.........................................   253,914   1,510,788
#   Tompkins Financial Corp..............................    16,079   1,182,450
    Towne Bank...........................................   394,120  10,231,355
    TriCo Bancshares.....................................   164,314   6,197,924
*   TriState Capital Holdings, Inc.......................   270,401   5,505,364
#*  Triumph Bancorp, Inc.................................   113,424   3,454,895
#   TrustCo Bank Corp. NY................................   931,755   7,230,419
    Trustmark Corp.......................................   877,976  27,682,583
    Two River Bancorp....................................     2,052      33,078
#   UMB Financial Corp...................................    13,048     839,769
    Umpqua Holdings Corp................................. 2,546,551  45,023,022
    Union Bankshares Corp................................   595,683  18,799,755
    United Bancshares, Inc...............................       466      10,480
#   United Bankshares, Inc...............................   600,254  21,230,984
    United Community Banks, Inc..........................   570,887  14,683,214
    United Community Financial Corp......................   438,901   4,160,781
    United Financial Bancorp, Inc........................   454,005   6,723,814
#   United Fire Group, Inc...............................   141,737   7,370,324
#   United Insurance Holdings Corp.......................    90,254   1,472,945
    United Security Bancshares...........................     4,742      48,653
    Unity Bancorp, Inc...................................    31,552     625,045
    Universal Insurance Holdings, Inc....................    22,045     831,537
    Univest Financial Corp...............................   223,729   5,255,394
    Unum Group........................................... 1,178,129  40,951,764
#   US Global Investors, Inc., Class A...................    23,682      29,603
#   Valley National Bancorp.............................. 2,284,060  23,091,847
#*  Veritex Holdings, Inc................................   239,866   6,346,854

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
FINANCIALS -- (Continued)
*   Victory Capital Holdings, Inc., Class A..............    37,938 $      413,524
#   Virtus Investment Partners, Inc......................    90,061      8,102,788
    Voya Financial, Inc..................................   475,632     22,083,594
#   Waddell & Reed Financial, Inc., Class A..............   381,010      6,522,891
    Walker & Dunlop, Inc.................................   296,195     14,238,094
    Washington Federal, Inc..............................   681,522     19,825,475
    Washington Trust Bancorp, Inc........................    24,925      1,297,097
    Waterstone Financial, Inc............................   205,522      3,226,695
    WesBanco, Inc........................................   454,023     18,437,874
    West Bancorporation, Inc.............................    61,181      1,317,839
    Western New England Bancorp, Inc.....................   227,079      2,100,481
    Westwood Holdings Group, Inc.........................     7,481        273,954
    White Mountains Insurance Group, Ltd.................    15,757     14,080,140
    Wintrust Financial Corp..............................   225,156     16,017,598
*   World Acceptance Corp................................    71,109      7,373,292
#   WSFS Financial Corp..................................   171,502      7,232,239
    WVS Financial Corp...................................       111          1,723
                                                                    --------------
TOTAL FINANCIALS.........................................            2,951,932,924
                                                                    --------------
HEALTH CARE -- (4.8%)
#*  AAC Holdings, Inc....................................     9,197         22,257
#*  Acadia Healthcare Co., Inc...........................   771,827     21,117,187
#   Aceto Corp...........................................   315,691        381,986
*   Achillion Pharmaceuticals, Inc....................... 1,547,230      3,388,434
#*  Acorda Therapeutics, Inc.............................   555,369      9,235,786
*   Addus HomeCare Corp..................................   159,997      9,623,820
#*  Aduro Biotech, Inc...................................    37,605        112,063
#*  Adverum Biotechnologies, Inc.........................   314,828      1,001,153
*   Akorn, Inc...........................................   281,281      1,057,617
*   Allied Healthcare Products, Inc......................     1,298          2,635
#*  Allscripts Healthcare Solutions, Inc................. 1,210,454     14,271,253
*   Alpine Immune Sciences, Inc..........................     5,443         35,271
#*  Altimmune, Inc.......................................    11,574         36,921
#*  AMAG Pharmaceuticals, Inc............................    79,091      1,294,720
*   American Shared Hospital Services....................    12,364         31,034
*   Amphastar Pharmaceuticals, Inc.......................   226,378      5,152,363
*   AngioDynamics, Inc...................................   283,466      5,981,133
#*  Anika Therapeutics, Inc..............................   100,758      3,827,796
#*  Applied Genetic Technologies Corp....................   135,351        400,639
#*  Aptevo Therapeutics, Inc.............................   198,188        317,101
#*  Aquinox Pharmaceuticals, Inc.........................    93,310        214,613
*   Aravive, Inc.........................................     2,044          8,217
*   Ardelyx, Inc.........................................    47,808        100,397
*   Assertio Therapeutics, Inc...........................   214,575        957,004
#*  Avanos Medical, Inc..................................   435,731     19,847,547
#*  Biocept, Inc.........................................    28,413         55,973
*   Bio-Rad Laboratories, Inc., Class A..................    21,535      5,380,950
#*  Brookdale Senior Living, Inc......................... 2,285,679     18,628,284
*   Calithera Biosciences, Inc...........................   343,246      1,530,877
*   Catabasis Pharmaceuticals, Inc.......................    11,051         70,395
*   Catalyst Biosciences, Inc............................   101,975        896,360
#*  Cellectar Biosciences, Inc...........................     3,200          6,240
*   Chimerix, Inc........................................   362,084        843,656
*   Civitas Solutions, Inc...............................    51,968        921,393
#*  Community Health Systems, Inc........................   403,076      1,588,119
#*  Concert Pharmaceuticals, Inc.........................   118,498      1,676,747
    CONMED Corp..........................................   182,806     12,860,402
*   Cross Country Healthcare, Inc........................   344,080      3,313,490
#*  CryoLife, Inc........................................   269,179      7,512,786

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
HEALTH CARE -- (Continued)
#*  Cumberland Pharmaceuticals, Inc......................   100,209 $   536,118
    Digirad Corp.........................................    92,373      65,169
#*  Diplomat Pharmacy, Inc...............................   244,378   3,543,481
*   Electromed, Inc......................................    37,634     213,953
*   Emergent BioSolutions, Inc...........................   328,114  20,471,032
#*  Endo International P.L.C............................. 1,049,110  10,228,822
    Ensign Group, Inc. (The).............................   191,571   8,346,748
#*  Evolent Health, Inc., Class A........................   523,231   9,250,724
#*  Five Prime Therapeutics, Inc.........................   544,379   6,124,264
*   Five Star Senior Living, Inc.........................    13,542      10,157
*   FONAR Corp...........................................    41,759     922,874
*   Haemonetics Corp.....................................   207,209  20,495,042
*   Hanger, Inc..........................................    58,363   1,224,456
*   Harvard Bioscience, Inc..............................   233,461     800,771
    HealthStream, Inc....................................   182,138   4,582,592
*   HMS Holdings Corp....................................   528,017  15,835,230
*   Horizon Pharma P.L.C.................................   153,506   3,298,844
*   Idera Pharmaceuticals, Inc...........................     6,576      16,637
#*  Immune Design Corp...................................     7,345      11,458
#*  Infinity Pharmaceuticals, Inc........................    41,724      50,486
*   InfuSystem Holdings, Inc.............................    59,731     225,783
#*  Inovalon Holdings, Inc., Class A.....................    43,659     623,887
*   Integer Holdings Corp................................   237,338  19,222,005
*   Intra-Cellular Therapies, Inc........................    74,760     900,110
#*  IntriCon Corp........................................    38,728   1,003,830
#   Invacare Corp........................................   448,548   2,305,537
*   Jounce Therapeutics, Inc.............................    73,913     309,695
    Kewaunee Scientific Corp.............................    13,861     446,324
*   Kindred Biosciences, Inc.............................   107,747   1,061,308
#*  Lannett Co., Inc.....................................   274,480   2,047,621
#*  LHC Group, Inc.......................................   313,202  33,114,847
#   Luminex Corp.........................................   312,431   8,713,701
*   Magellan Health, Inc.................................   237,633  15,484,166
#*  Mallinckrodt P.L.C...................................   705,226  15,416,240
*   MEDNAX, Inc..........................................   817,415  29,516,856
#*  Medpace Holdings, Inc................................     3,500     225,400
#*  Melinta Therapeutics, Inc............................     3,808       3,215
*   Merit Medical Systems, Inc...........................   279,523  15,801,435
#*  Merrimack Pharmaceuticals, Inc.......................     2,589      14,369
*   Micron Solutions, Inc................................       600       1,500
#*  Myriad Genetics, Inc.................................   446,387  12,583,650
#*  Nabriva Therapeutics P.L.C...........................   261,900     497,610
#*  NantHealth, Inc......................................     9,697       5,140
#*  NantKwest, Inc.......................................    93,073     100,519
    National HealthCare Corp.............................    49,482   3,974,889
#*  Natus Medical, Inc...................................   106,303   3,586,663
#*  NewLink Genetics Corp................................    40,762      60,735
*   NextGen Healthcare, Inc..............................    21,704     383,727
*   Novus Therapeutics, Inc..............................       416       1,789
#*  Nuvectra Corp........................................    61,903     866,642
*   OraSure Technologies, Inc............................    83,447   1,072,294
*   Orthofix Medical, Inc................................    54,842   2,967,501
#*  Otonomy, Inc.........................................   135,860     275,796
#   Owens & Minor, Inc...................................   957,070   7,245,020
#   Patterson Cos., Inc..................................   280,097   6,243,362
#*  PDL BioPharma, Inc................................... 2,258,335   7,181,505
#   Perrigo Co. P.L.C....................................   371,206  17,242,519
#*  Pfenex, Inc..........................................    55,199     217,484
#*  Premier, Inc., Class A...............................   106,409   4,234,014

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
HEALTH CARE -- (Continued)
#*  Prestige Consumer Healthcare, Inc....................   451,752 $ 12,612,916
#*  Protagonist Therapeutics, Inc........................    93,585      762,718
#*  Prothena Corp. P.L.C.................................   229,997    2,702,465
*   Providence Service Corp. (The).......................   143,017    9,173,110
#*  Quorum Health Corp...................................   185,568      543,714
*   Ra Pharmaceuticals, Inc..............................     2,657       54,548
#*  Repligen Corp........................................    22,028    1,255,816
*   RTI Surgical, Inc....................................   382,155    1,677,660
*   SeaSpine Holdings Corp...............................   105,360    1,610,954
*   Select Medical Holdings Corp......................... 1,019,476   15,924,215
*   Sienna Biopharmaceuticals, Inc.......................     3,770       10,104
#*  Sierra Oncology, Inc.................................   308,141      419,072
#*  Surgery Partners, Inc................................    51,216      669,905
#*  Syneos Health, Inc...................................    58,791    3,000,693
#*  Synlogic, Inc........................................    32,742      264,555
#   Taro Pharmaceutical Industries, Ltd..................    19,906    1,893,857
#*  Tetraphase Pharmaceuticals, Inc......................   446,433      549,113
*   Tonix Pharmaceuticals Holding Corp...................     4,045        7,847
#*  Triple-S Management Corp., Class B...................   131,802    2,657,128
*   United Therapeutics Corp.............................   167,193   19,282,369
*   Varex Imaging Corp...................................    84,708    2,413,331
*   Vical, Inc...........................................     4,309        4,244
#*  Zafgen, Inc..........................................   138,481      614,856
#*  Zosano Pharma Corp...................................    10,310       24,229
                                                                    ------------
TOTAL HEALTH CARE........................................            553,041,584
                                                                    ------------
INDUSTRIALS -- (17.9%)
    AAR Corp.............................................   231,855    8,736,296
#   ABM Industries, Inc..................................   612,913   20,955,495
*   Acacia Research Corp.................................   322,338      979,908
    ACCO Brands Corp.....................................   806,600    7,122,278
#   Acme United Corp.....................................    32,029      535,205
#   Actuant Corp., Class A...............................   374,806    8,579,309
#   Acuity Brands, Inc...................................    31,607    3,821,602
*   Advanced Disposal Services, Inc......................   188,410    4,747,932
#*  AECOM................................................ 1,446,396   44,274,182
#*  Aegion Corp..........................................   225,181    4,087,035
*   AeroCentury Corp.....................................     9,508       95,555
#*  Aerovironment, Inc...................................   109,630    8,513,866
    AGCO Corp............................................   742,755   47,684,871
    Air Lease Corp....................................... 1,040,908   39,492,050
*   Air Transport Services Group, Inc....................   267,011    6,341,511
    Aircastle, Ltd.......................................   741,125   15,445,045
    Alamo Group, Inc.....................................    86,642    7,462,475
    Alaska Air Group, Inc................................   613,430   39,228,848
    Albany International Corp., Class A..................   125,569    8,621,568
#   Allegiant Travel Co..................................    14,190    1,844,700
*   Alpha Pro Tech, Ltd..................................    15,140       60,560
#   AMERCO...............................................   102,052   37,010,178
*   Ameresco, Inc., Class A..............................   113,381    1,692,778
#*  American Superconductor Corp.........................    29,993      392,009
#*  American Woodmark Corp...............................    61,942    4,332,843
*   AMREP Corp...........................................     7,243       45,558
#   Apogee Enterprises, Inc..............................    72,062    2,455,152
*   ARC Document Solutions, Inc..........................   330,557      803,254
#   ArcBest Corp.........................................   197,304    7,422,576
    Arcosa, Inc..........................................   537,857   15,829,132
#   Argan, Inc...........................................   177,574    7,497,174
*   Armstrong Flooring, Inc..............................   239,684    3,240,528

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
*   Arotech Corp......................................... 202,242 $   697,735
*   ASGN, Inc............................................ 170,797  10,758,503
    Astec Industries, Inc................................ 162,143   6,002,534
#*  Astronics Corp.......................................  71,945   2,206,553
#*  Astronics Corp., Class B.............................   5,303     163,067
#*  Atlas Air Worldwide Holdings, Inc.................... 202,620  10,783,436
#*  Avalon Holdings Corp., Class A.......................  11,325      32,390
    AZZ, Inc.............................................  38,315   1,714,596
#*  Babcock & Wilcox Enterprises, Inc....................  11,199       6,575
    Barnes Group, Inc.................................... 255,217  15,078,220
#*  Beacon Roofing Supply, Inc........................... 581,092  21,111,072
*   BMC Stock Holdings, Inc.............................. 284,133   4,875,722
    Brady Corp., Class A................................. 237,163  10,603,558
    Briggs & Stratton Corp............................... 651,342   8,389,285
#*  Broadwind Energy, Inc................................   9,465      14,198
*   Builders FirstSource, Inc............................  68,820     909,800
*   CAI International, Inc............................... 184,862   4,588,275
    Carlisle Cos., Inc...................................  10,000   1,077,300
*   CBIZ, Inc............................................ 402,883   7,896,507
*   CECO Environmental Corp.............................. 374,050   2,573,464
#*  Celadon Group, Inc................................... 138,840     230,474
*   Chart Industries, Inc................................ 398,655  29,779,529
    Chicago Rivet & Machine Co...........................   2,571      72,455
#*  CIRCOR International, Inc............................  97,067   2,683,903
#*  Civeo Corp........................................... 684,412   1,731,562
*   Clean Harbors, Inc................................... 271,979  16,103,877
#*  Colfax Corp.......................................... 978,355  24,214,286
    Columbus McKinnon Corp............................... 182,599   6,610,084
*   Commercial Vehicle Group, Inc........................  83,813     626,083
    CompX International, Inc.............................   5,019      71,571
*   Continental Materials Corp...........................     125       1,864
    Copa Holdings SA, Class A............................  88,307   8,375,919
    Costamare, Inc....................................... 432,311   2,196,140
*   Covenant Transportation Group, Inc., Class A......... 111,161   2,621,176
*   CPI Aerostructures, Inc.............................. 121,880     854,379
    CRA International, Inc...............................  60,301   2,516,964
*   CSW Industrials, Inc.................................  66,297   3,424,240
    Cubic Corp........................................... 176,792  11,362,422
    Deluxe Corp.......................................... 165,866   7,790,726
    DMC Global, Inc......................................  27,016     932,592
    Douglas Dynamics, Inc................................  63,241   2,238,731
*   Ducommun, Inc........................................  83,692   3,294,954
*   DXP Enterprises, Inc................................. 143,420   4,719,952
#*  Dycom Industries, Inc................................  72,014   4,180,413
*   Eagle Bulk Shipping, Inc............................. 174,990     719,209
    Eastern Co. (The)....................................  33,074     898,951
#*  Echo Global Logistics, Inc........................... 367,158   8,723,674
    Ecology and Environment, Inc., Class A...............   8,425      97,140
    EMCOR Group, Inc..................................... 136,323   8,892,349
    Encore Wire Corp..................................... 142,082   7,658,220
    EnerSys..............................................  61,211   5,218,850
    Ennis, Inc........................................... 155,495   3,085,021
    EnPro Industries, Inc................................  57,213   3,778,919
    ESCO Technologies, Inc............................... 193,837  12,620,727
    Espey Manufacturing & Electronics Corp...............   8,752     227,093
*   Esterline Technologies Corp.......................... 207,489  25,251,411
    Federal Signal Corp.................................. 692,006  15,210,292
    Fortune Brands Home & Security, Inc..................  57,056   2,584,637
    Forward Air Corp.....................................  63,148   3,696,052

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
*   Franklin Covey Co....................................    62,641 $ 1,525,935
    Franklin Electric Co., Inc...........................   274,015  13,092,437
#*  FreightCar America, Inc..............................   168,755   1,201,536
*   FTI Consulting, Inc..................................   332,052  22,685,793
#*  FuelCell Energy, Inc.................................    10,677       5,479
#   GATX Corp............................................   284,586  21,537,468
*   Genco Shipping & Trading, Ltd........................   203,922   1,502,905
*   Gencor Industries, Inc...............................    70,812     981,454
#*  Genesee & Wyoming, Inc., Class A.....................   587,682  46,144,791
*   Gibraltar Industries, Inc............................   231,728   8,261,103
*   GMS, Inc.............................................   173,050   3,275,837
#*  Goldfield Corp. (The)................................   390,520   1,066,120
    Gorman-Rupp Co. (The)................................   337,820  11,671,681
#*  GP Strategies Corp...................................    92,798   1,395,682
    Graham Corp..........................................    58,541   1,311,318
#   Granite Construction, Inc............................   460,693  19,911,151
*   Great Lakes Dredge & Dock Corp.......................   547,327   3,869,602
#   Greenbrier Cos., Inc. (The)..........................   250,115  10,607,377
    Griffon Corp.........................................   328,242   5,222,330
#   Hawaiian Holdings, Inc...............................   421,868  13,508,213
#*  HC2 Holdings, Inc....................................    43,406     148,014
#   Heartland Express, Inc...............................   253,708   5,076,697
    Heidrick & Struggles International, Inc..............   175,730   5,807,877
*   Herc Holdings, Inc...................................    55,450   2,054,423
*   Heritage-Crystal Clean, Inc..........................    87,954   2,251,622
    Herman Miller, Inc...................................    43,098   1,475,245
#*  Hertz Global Holdings, Inc...........................   945,326  15,682,958
*   Hill International, Inc..............................   196,831     665,289
    HNI Corp.............................................    22,355     868,939
*   Houston Wire & Cable Co..............................    50,908     319,193
*   Hub Group, Inc., Class A.............................   371,867  16,551,800
*   Hudson Global, Inc...................................     6,694       9,773
#*  Hudson Technologies, Inc.............................    13,822      16,172
    Hurco Cos., Inc......................................    43,310   1,660,939
*   Huron Consulting Group, Inc..........................   227,439  10,996,676
#*  Huttig Building Products, Inc........................     2,945       7,068
    Hyster-Yale Materials Handling, Inc..................    96,540   6,718,219
    ICF International, Inc...............................   140,159   9,239,281
*   IES Holdings, Inc....................................     5,502      92,103
*   InnerWorkings, Inc...................................   793,762   3,643,368
#*  Innovative Solutions & Support, Inc..................     9,704      20,767
    Insteel Industries, Inc..............................   168,883   3,730,625
    Interface, Inc.......................................    46,162     757,518
    ITT, Inc.............................................   513,990  27,015,314
    Jacobs Engineering Group, Inc........................    35,164   2,278,627
#*  JELD-WEN Holding, Inc................................   147,236   2,626,690
*   JetBlue Airways Corp................................. 2,789,272  50,179,003
    Kadant, Inc..........................................    37,011   3,157,038
    Kaman Corp...........................................   198,020  11,706,942
#   KBR, Inc............................................. 1,229,114  21,140,761
    Kelly Services, Inc., Class A........................   228,207   5,111,837
#   Kennametal, Inc......................................   264,607   9,943,931
#*  KeyW Holding Corp. (The).............................   396,605   2,847,624
    Kimball International, Inc., Class B.................     1,723      24,346
#*  Kirby Corp...........................................   482,788  36,165,649
#   Knight-Swift Transportation Holdings, Inc............   771,780  24,504,015
    Knoll, Inc...........................................    84,245   1,698,379
    Korn/Ferry International.............................   434,880  19,830,528
*   Lawson Products, Inc.................................    39,693   1,174,913

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
*   LB Foster Co., Class A...............................    51,970 $   928,704
*   Limbach Holdings, Inc................................   114,369     646,185
    LS Starrett Co. (The), Class A.......................     3,180      20,034
#   LSC Communications, Inc..............................    60,171     477,156
    LSI Industries, Inc..................................   125,111     409,113
#*  Lydall, Inc..........................................   122,618   3,251,829
#   Macquarie Infrastructure Corp........................   438,536  18,931,599
*   Manitex International, Inc...........................     7,678      53,823
#*  Manitowoc Co., Inc. (The)............................   547,268   8,329,419
    ManpowerGroup, Inc...................................   336,688  26,608,453
    Marten Transport, Ltd................................   291,891   5,648,091
*   Masonite International Corp..........................    94,424   5,401,053
#*  MasTec, Inc..........................................   611,774  27,150,530
    Matson, Inc..........................................   326,130  10,928,616
    Matthews International Corp., Class A................   234,250  10,421,783
    McGrath RentCorp.....................................   195,792   9,867,917
#*  Mercury Systems, Inc.................................   324,142  19,004,445
*   Milacron Holdings Corp...............................   102,007   1,413,817
    Miller Industries, Inc...............................    72,469   2,177,693
*   Mistras Group, Inc...................................   197,864   2,910,579
    Mobile Mini, Inc.....................................   341,251  12,895,875
    Moog, Inc., Class A..................................   217,838  19,489,966
#*  MRC Global, Inc......................................   160,756   2,511,009
    MSC Industrial Direct Co., Inc., Class A.............     5,565     464,622
    Mueller Industries, Inc..............................   258,426   6,695,818
    Mueller Water Products, Inc., Class A................    66,724     659,233
#   Multi-Color Corp.....................................    55,147   2,567,093
*   MYR Group, Inc.......................................   146,060   4,450,448
#   National Presto Industries, Inc......................    24,269   2,903,058
    Navigant Consulting, Inc.............................   317,769   8,236,572
*   NCI Building Systems, Inc............................    39,690     323,870
#*  Nexeo Solutions, Inc.................................    72,447     681,002
*   NL Industries, Inc...................................    59,756     226,475
#   NN, Inc..............................................   132,804   1,212,501
*   Northwest Pipe Co....................................   125,762   2,897,556
#*  NOW, Inc............................................. 1,413,125  19,119,581
#*  NV5 Global, Inc......................................    56,880   4,025,398
#*  Orion Group Holdings, Inc............................   165,786     699,617
    Oshkosh Corp.........................................   114,974   8,628,799
    Owens Corning........................................   616,415  32,293,982
*   PAM Transportation Services, Inc.....................    25,892   1,272,592
    Park-Ohio Holdings Corp..............................    99,507   3,231,987
#*  Patrick Industries, Inc..............................    46,956   1,873,544
*   Patriot Transportation Holding, Inc..................     5,926     115,083
*   Perma-Fix Environmental Services.....................    15,435      54,023
*   Perma-Pipe International Holdings, Inc...............    27,948     243,148
*   PGT Innovations, Inc.................................    50,261     836,343
#*  PICO Holdings, Inc...................................   152,801   1,483,698
    Powell Industries, Inc...............................   145,232   4,053,425
    Preformed Line Products Co...........................    33,013   1,832,222
    Primoris Services Corp...............................   380,974   7,600,431
#   Quad/Graphics, Inc...................................   213,461   2,883,858
    Quanex Building Products Corp........................   329,519   5,156,972
    Quanta Services, Inc................................. 1,660,315  58,675,532
*   Radiant Logistics, Inc...............................   375,203   1,853,503
#*  RCM Technologies, Inc................................    41,207     160,707
    Regal Beloit Corp....................................   351,378  26,971,775
*   Resideo Technologies, Inc............................    82,435   1,807,800
    Resources Connection, Inc............................   354,901   5,930,396

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
#   REV Group, Inc.......................................    20,026 $   166,416
#*  Rexnord Corp.........................................    95,747   2,503,784
    Rush Enterprises, Inc., Class A......................   180,514   6,904,661
    Rush Enterprises, Inc., Class B......................    22,850     889,322
    Ryder System, Inc....................................   538,529  31,186,214
*   Saia, Inc............................................   196,242  11,768,633
    Schneider National, Inc., Class B....................   337,515   7,168,819
#   Scorpio Bulkers, Inc.................................   479,809   2,168,737
#*  Sensata Technologies Holding P.L.C...................    27,900   1,325,250
*   SIFCO Industries, Inc................................    16,504      53,473
#   Simpson Manufacturing Co., Inc.......................   135,812   8,336,141
    SkyWest, Inc.........................................   474,638  24,182,806
*   SP Plus Corp.........................................   178,201   5,898,453
    Spartan Motors, Inc..................................   345,860   2,912,141
*   Sparton Corp.........................................    33,899     623,403
*   Spirit Airlines, Inc.................................   498,171  29,302,418
*   SPX FLOW, Inc........................................   112,822   3,697,177
    Standex International Corp...........................     6,518     486,112
    Steelcase, Inc., Class A.............................   659,469  10,881,239
#*  Stericycle, Inc......................................   196,168   8,647,085
*   Sterling Construction Co., Inc.......................   232,101   3,073,017
#   Sun Hydraulics Corp..................................    37,058   1,312,594
#*  Sunrun, Inc..........................................   206,769   2,750,028
#*  Team, Inc............................................   373,558   5,356,822
#   Terex Corp...........................................   240,078   7,372,795
    Tetra Tech, Inc......................................   285,551  15,759,560
#*  Textainer Group Holdings, Ltd........................    97,152   1,264,919
*   Thermon Group Holdings, Inc..........................   287,744   6,635,377
    Timken Co. (The).....................................   287,927  12,262,811
    Titan International, Inc.............................   169,222     951,028
*   Titan Machinery, Inc.................................   231,878   4,345,394
*   Transcat, Inc........................................    12,415     278,096
*   TriMas Corp..........................................    92,319   2,676,328
#   Trinity Industries, Inc.............................. 1,613,572  37,725,313
#   Triton International, Ltd............................   758,650  27,273,468
#   Triumph Group, Inc...................................   245,424   4,380,818
*   TrueBlue, Inc........................................   368,976   8,999,325
#*  Tutor Perini Corp....................................   525,819   9,049,345
*   Twin Disc, Inc.......................................    40,226     728,895
*   Ultralife Corp.......................................   128,469   1,027,752
    UniFirst Corp........................................    53,318   7,380,811
#*  Univar, Inc..........................................   137,488   2,863,875
    Universal Forest Products, Inc.......................   512,199  15,785,973
*   USA Truck, Inc.......................................    93,306   1,666,445
#   USG Corp.............................................   233,590  10,079,409
    Valmont Industries, Inc..............................    26,263   3,387,927
*   Vectrus, Inc.........................................   134,828   3,396,317
*   Veritiv Corp.........................................   117,000   3,995,550
    Viad Corp............................................   157,968   8,324,914
    Virco Manufacturing Corp.............................    19,199      81,404
#*  Vivint Solar, Inc....................................     5,837      25,624
*   Volt Information Sciences, Inc.......................    38,633     142,556
    VSE Corp.............................................    66,545   2,171,363
#   Wabash National Corp.................................   781,769  10,897,860
*   WageWorks, Inc.......................................    53,041   1,673,444
    Watts Water Technologies, Inc., Class A..............   129,233   9,675,675
#   Werner Enterprises, Inc..............................   712,712  23,462,479
*   Wesco Aircraft Holdings, Inc.........................   728,409   6,366,295
*   WESCO International, Inc.............................   587,798  30,800,615

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            SHARES       VALUE+
                                                           --------- --------------
INDUSTRIALS -- (Continued)
#*   Willdan Group, Inc...................................     5,989 $      201,530
*    Willis Lease Finance Corp............................    12,818        490,673
                                                                     --------------
TOTAL INDUSTRIALS.........................................            2,066,906,540
                                                                     --------------
INFORMATION TECHNOLOGY -- (11.0%)
*>>  Actua Corp...........................................    92,463         93,850
*    ADDvantage Technologies Group, Inc...................    11,887         17,117
     ADTRAN, Inc..........................................   614,260      8,955,911
*    Advanced Energy Industries, Inc......................    15,722        806,381
*    Agilysys, Inc........................................   123,843      2,192,021
*    Airgain, Inc.........................................     2,250         24,188
*    Alithya Group, Inc., Class A.........................    57,456        159,153
*    Alpha & Omega Semiconductor, Ltd.....................   208,091      2,478,364
     American Software, Inc., Class A.....................     3,800         42,028
*    Amkor Technology, Inc................................ 1,312,272     10,498,176
#*   Amtech Systems, Inc..................................    63,653        320,175
*    Anixter International, Inc...........................   281,840     17,110,506
#*   Applied Optoelectronics, Inc.........................    77,600      1,348,688
#*   Arlo Technologies, Inc...............................   725,869      5,218,998
*    ARRIS International P.L.C............................ 1,348,683     42,335,159
*    Arrow Electronics, Inc............................... 1,011,968     76,858,970
     AstroNova, Inc.......................................    49,827        995,543
#*   Asure Software, Inc..................................    34,796        184,767
*    Aviat Networks, Inc..................................    19,250        258,913
     Avnet, Inc........................................... 1,493,217     61,520,540
     AVX Corp.............................................   799,635     14,193,521
*    Aware, Inc...........................................   131,691        463,552
*    Axcelis Technologies, Inc............................   298,367      6,214,985
#*   AXT, Inc.............................................   414,850      1,705,033
     Bel Fuse, Inc., Class A..............................     3,065         61,913
     Bel Fuse, Inc., Class B..............................    91,055      2,101,549
#    Belden, Inc..........................................   199,666     10,704,094
     Benchmark Electronics, Inc...........................   322,317      8,193,298
     BK Technologies, Inc.................................     8,250         33,413
#*   BroadVision, Inc.....................................    22,469         38,197
     Brooks Automation, Inc...............................   407,619     12,689,179
*    BSQUARE Corp.........................................    20,265         43,367
*    CACI International, Inc., Class A....................   145,470     24,319,675
*    CalAmp Corp..........................................   121,271      1,747,515
*    Calix, Inc...........................................   524,272      5,704,079
*    Cardtronics P.L.C., Class A..........................   104,846      2,838,181
     CCUR Holdings, Inc...................................    43,478        162,173
*    CEVA, Inc............................................    31,323        890,826
*    Ciena Corp...........................................    99,032      3,772,129
*    Cirrus Logic, Inc....................................   223,926      8,318,851
*    Clearfield, Inc......................................    46,263        544,516
#    ClearOne, Inc........................................       400            728
#*   Coherent, Inc........................................    17,388      2,055,262
     Cohu, Inc............................................   601,090     10,543,119
*    CommScope Holding Co., Inc...........................   277,501      5,802,546
     Communications Systems, Inc..........................    45,435        106,772
*    Computer Task Group, Inc.............................   134,082        569,849
     Comtech Telecommunications Corp......................   214,321      5,351,595
*    Conduent, Inc........................................   730,078      9,308,494
#*   Control4 Corp........................................    20,228        401,930
#*   Cray, Inc............................................   268,928      5,900,280
#*   Cree, Inc............................................   539,588     27,211,423
     CSP, Inc.............................................     5,024         48,733
     CTS Corp.............................................   192,016      5,447,494

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
#*  CUI Global, Inc......................................     9,300 $    13,671
#*  CyberOptics Corp.....................................    77,004   1,624,014
#   Daktronics, Inc......................................   467,603   3,521,051
*   DASAN Zhone Solutions, Inc...........................     5,200      69,472
*   Data I/O Corp........................................    88,301     518,768
#   Diebold Nixdorf, Inc.................................   493,640   2,097,970
*   Digi International, Inc..............................   193,642   2,296,594
*   Diodes, Inc..........................................   433,179  14,567,810
*   DSP Group, Inc.......................................   127,305   1,609,135
*   EchoStar Corp., Class A..............................   502,327  20,585,360
#*  Electro Scientific Industries, Inc...................   282,952   8,488,560
#*  Electronics for Imaging, Inc.........................   489,612  12,930,653
#*  Ellie Mae, Inc.......................................    34,939   2,648,376
*   EMCORE Corp..........................................   303,409   1,331,966
*   ePlus, Inc...........................................    92,204   7,304,401
*   Evolving Systems, Inc................................     4,622       6,009
*   Fabrinet.............................................   468,619  26,636,304
*   FARO Technologies, Inc...............................   132,334   5,626,842
*   Finisar Corp......................................... 1,392,998  31,732,494
*   Finjan Holdings, Inc.................................    85,214     239,451
#*  First Solar, Inc.....................................   395,059  19,986,035
#*  Fitbit, Inc., Class A................................   297,411   1,835,026
*   Flex, Ltd............................................ 1,542,054  14,834,559
*   FormFactor, Inc......................................   545,274   8,190,015
*   Frequency Electronics, Inc...........................    38,791     514,369
*   GSE Systems, Inc.....................................    70,034     203,799
*   GSI Technology, Inc..................................   128,546     991,090
#*  Harmonic, Inc........................................ 1,007,386   5,329,072
#*  Ichor Holdings, Ltd..................................   352,061   7,241,895
#*  IEC Electronics Corp.................................    10,922      79,185
#*  II-VI, Inc...........................................   497,222  18,874,547
#*  Immersion Corp.......................................    30,295     287,500
#*  Infinera Corp........................................ 2,604,645  11,460,438
*   Insight Enterprises, Inc.............................   228,044  10,471,780
    InterDigital, Inc....................................    74,501   5,424,418
*   inTEST Corp..........................................   160,960   1,184,666
*   Intevac, Inc.........................................    45,592     253,492
    Jabil, Inc........................................... 1,470,618  39,191,970
#   KEMET Corp...........................................   160,419   2,842,625
*   Key Tronic Corp......................................    63,990     463,928
*   Kimball Electronics, Inc.............................   168,709   2,728,025
*   Knowles Corp.........................................   681,359  10,629,200
    Kulicke & Soffa Industries, Inc......................   462,183  10,412,983
*   KVH Industries, Inc..................................   130,284   1,456,575
*   Lantronix, Inc.......................................    26,939      72,197
#*  Lightpath Technologies, Inc., Class A................   128,052     211,286
*   Limelight Networks, Inc..............................   193,382     603,352
#*  LiveRamp Holdings, Inc...............................   550,967  23,934,006
    LogMeIn, Inc.........................................   233,472  21,717,565
*   Lumentum Holdings, Inc...............................    22,866   1,118,376
*   Luna Innovations, Inc................................    58,531     197,249
*   Luxoft Holding, Inc..................................    23,647   1,372,235
#*  MACOM Technology Solutions Holdings, Inc.............    32,668     589,004
    ManTech International Corp., Class A.................   230,695  13,004,277
#*  MaxLinear, Inc.......................................   136,915   2,686,272
    Methode Electronics, Inc.............................   275,218   7,086,863
*   MicroStrategy, Inc., Class A.........................    21,179   2,687,403
    MKS Instruments, Inc.................................   222,328  18,148,635
    Monotype Imaging Holdings, Inc.......................   226,561   3,760,913

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
    MTS Systems Corp.....................................    58,994 $ 2,953,240
*   Nanometrics, Inc.....................................   249,969   7,646,552
*   Napco Security Technologies, Inc.....................    44,376     697,147
#*  NeoPhotonics Corp....................................   434,252   3,135,299
#*  NETGEAR, Inc.........................................   366,546  14,518,887
#*  Netscout Systems, Inc................................   768,971  19,939,418
*   NetSol Technologies, Inc.............................     2,106      14,131
    Network-1 Technologies, Inc..........................    99,089     260,604
*   ON Semiconductor Corp................................ 1,147,165  22,989,187
*   OneSpan, Inc.........................................   240,913   3,514,921
*   Optical Cable Corp...................................    55,866     198,883
#*  OSI Systems, Inc.....................................   220,665  19,791,444
#*  PAR Technology Corp..................................    94,675   2,360,248
    Park Electrochemical Corp............................   236,537   5,388,313
    PC Connection, Inc...................................   136,725   4,529,699
#*  PCM, Inc.............................................   142,815   3,049,100
    PC-Tel, Inc..........................................    41,748     220,847
#*  PDF Solutions, Inc...................................   109,418   1,149,983
#*  Perceptron, Inc......................................    48,702     375,979
*   Perficient, Inc......................................   333,102   8,497,432
    Perspecta, Inc.......................................   180,998   3,629,010
*   Photronics, Inc......................................   691,569   7,392,873
    Plantronics, Inc.....................................    43,060   1,670,297
*   Plexus Corp..........................................   308,703  17,324,412
    Presidio, Inc........................................     4,590      73,119
*   PRGX Global, Inc.....................................    34,537     316,359
*   Qualstar Corp........................................     2,764      15,478
*   Qumu Corp............................................    23,376      54,934
*   Rambus, Inc..........................................   867,487   7,824,733
*   RealNetworks, Inc....................................    44,435     117,308
#   RF Industries, Ltd...................................    61,255     501,066
*   Ribbon Communications, Inc...........................   375,879   2,097,405
    Richardson Electronics, Ltd..........................    74,071     545,903
*   Rogers Corp..........................................   153,607  19,494,264
#*  Rubicon Project, Inc. (The)..........................   496,881   2,216,089
#*  Rubicon Technology, Inc..............................       262       2,106
*   Rudolph Technologies, Inc............................   394,840   8,575,925
*   Sanmina Corp.........................................   579,095  18,079,346
    Sapiens International Corp. NV.......................     6,660      81,252
*   ScanSource, Inc......................................   195,666   7,495,964
    Science Applications International Corp..............    64,635   4,339,594
*   Seachange International, Inc.........................    85,038     135,210
#*  SecureWorks Corp., Class A...........................     2,184      50,057
    Sigma Designs, Inc...................................   293,370      44,299
*   Sigmatron International, Inc.........................     2,700       7,182
#*  SMART Global Holdings, Inc...........................     7,225     179,252
*   SMTC Corp............................................    20,425     100,287
#*  Steel Connect, Inc...................................     7,832      12,923
#*  Stratasys, Ltd.......................................   309,319   7,896,914
*   Super Micro Computer, Inc............................   474,078   7,158,578
*   Sykes Enterprises, Inc...............................   424,128  11,693,209
#*  Synaptics, Inc.......................................   291,712  11,610,138
#*  Synchronoss Technologies, Inc........................   296,855   2,128,450
    SYNNEX Corp..........................................   366,525  35,464,959
*   Tech Data Corp.......................................   484,009  46,285,781
*   Telaria, Inc.........................................    46,675     148,893
    TESSCO Technologies, Inc.............................    57,378     918,622
    TiVo Corp............................................ 1,002,844  11,161,654
*   Trio-Tech International..............................     3,288      10,160

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
INFORMATION TECHNOLOGY -- (Continued)
#*  TTM Technologies, Inc................................   880,589 $   10,109,162
#*  Ultra Clean Holdings, Inc............................   599,357      7,108,374
#*  Veeco Instruments, Inc...............................   400,040      3,924,392
*   Verint Systems, Inc..................................   150,102      7,260,434
#*  Viavi Solutions, Inc.................................    78,302        870,718
#   Vishay Intertechnology, Inc.......................... 1,018,098     19,852,911
*   Vishay Precision Group, Inc..........................    97,344      3,254,210
    Wayside Technology Group, Inc........................    17,888        187,824
*   Wireless Telecom Group, Inc..........................    23,991         41,265
    Xerox Corp........................................... 1,083,724     30,571,854
    Xperi Corp...........................................   370,932      7,949,073
                                                                    --------------
TOTAL INFORMATION TECHNOLOGY.............................            1,274,048,981
                                                                    --------------
MATERIALS -- (5.2%)
>>  A Schulman, Inc......................................    62,881         90,077
*   AdvanSix, Inc........................................    75,277      2,381,764
#*  AgroFresh Solutions, Inc.............................   139,615        561,252
*   Alcoa Corp........................................... 1,274,627     37,830,929
#*  Allegheny Technologies, Inc..........................   366,899     10,049,364
    American Vanguard Corp...............................   287,451      5,036,142
*   Ampco-Pittsburgh Corp................................     2,668          9,285
    Ashland Global Holdings, Inc.........................    90,353      6,857,793
    Boise Cascade Co.....................................   340,823      9,362,408
#   Carpenter Technology Corp............................   459,184     21,701,036
#*  Century Aluminum Co..................................   832,180      7,656,056
#*  Clearwater Paper Corp................................    43,738      1,474,845
*   Coeur Mining, Inc....................................   764,906      3,939,266
#   Commercial Metals Co................................. 1,106,849     19,314,515
#   Compass Minerals International, Inc..................    36,200      1,891,450
    Core Molding Technologies, Inc.......................    41,394        360,128
    Domtar Corp..........................................   543,920     25,509,848
    Element Solutions, Inc............................... 1,233,610     13,865,776
#   Ferroglobe P.L.C..................................... 1,014,972      2,324,286
*   Flexible Solutions International, Inc................    10,090         16,502
#*  Flotek Industries, Inc...............................   118,822        304,184
    Friedman Industries, Inc.............................    61,222        472,022
    FutureFuel Corp......................................   278,750      5,103,912
#   Gold Resource Corp...................................   135,198        607,039
#   Graphic Packaging Holding Co.........................   433,673      5,234,433
    Greif, Inc., Class A.................................   195,729      7,633,431
    Greif, Inc., Class B.................................    23,163      1,045,809
    Hawkins, Inc.........................................    73,699      3,057,771
    Haynes International, Inc............................   192,219      6,304,783
#   HB Fuller Co.........................................   482,313     23,821,439
#   Hecla Mining Co...................................... 3,992,033     10,778,489
    Huntsman Corp........................................ 1,167,182     25,642,989
    Innophos Holdings, Inc...............................   245,493      7,340,241
    Innospec, Inc........................................   260,042     18,273,151
*   Intrepid Potash, Inc................................. 1,002,282      3,117,097
    Kaiser Aluminum Corp.................................    90,908      9,124,436
*   Kraton Corp..........................................   292,605      8,251,461
#   Kronos Worldwide, Inc................................   104,132      1,371,418
    Louisiana-Pacific Corp...............................   787,881     19,208,539
#*  LSB Industries, Inc..................................    14,919        111,147
    Materion Corp........................................   158,011      7,415,456
#   McEwen Mining, Inc...................................    61,134        110,653
    Mercer International, Inc............................   501,330      7,404,644
    Minerals Technologies, Inc...........................   256,496     15,022,971
#   Nexa Resources SA....................................    31,272        277,070

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
MATERIALS -- (Continued)
    Northern Technologies International Corp.............     9,314 $    284,077
    Olin Corp............................................   956,778   22,589,529
    Olympic Steel, Inc...................................   106,477    2,051,812
    Owens-Illinois, Inc..................................   107,518    2,157,886
#   PH Glatfelter Co.....................................   309,299    3,952,841
*   PQ Group Holdings, Inc...............................    63,552      956,458
#   Rayonier Advanced Materials, Inc.....................   180,799    2,617,970
    Reliance Steel & Aluminum Co.........................   771,739   63,189,989
    Resolute Forest Products, Inc........................   316,373    2,467,709
*   Ryerson Holding Corp.................................     4,694       32,999
    Schnitzer Steel Industries, Inc., Class A............   316,722    7,664,672
#   Schweitzer-Mauduit International, Inc................   275,285    8,825,637
    Sonoco Products Co...................................   262,843   15,134,500
    Steel Dynamics, Inc..................................   142,762    5,223,662
    Stepan Co............................................   173,573   15,262,274
#*  Summit Materials, Inc., Class A......................   607,081    9,264,056
*   SunCoke Energy, Inc..................................   691,910    7,777,068
#   Synalloy Corp........................................    37,933      599,341
#*  TimkenSteel Corp.....................................   626,498    7,975,320
*   Trecora Resources....................................   112,701      977,118
    Tredegar Corp........................................   138,060    2,251,759
    Trinseo SA...........................................    53,508    2,624,567
#   Tronox, Ltd., Class A................................   105,120      920,851
*   UFP Technologies, Inc................................    17,943      592,119
    United States Lime & Minerals, Inc...................    32,961    2,274,639
#   United States Steel Corp............................. 1,600,463   36,074,436
*   Universal Stainless & Alloy Products, Inc............    63,127    1,131,867
#*  US Concrete, Inc.....................................   188,002    6,692,871
*   Venator Materials P.L.C..............................    51,850      241,102
*   Verso Corp., Class A.................................   289,597    7,144,358
    Worthington Industries, Inc..........................   197,561    7,453,977
                                                                    ------------
TOTAL MATERIALS..........................................            603,674,771
                                                                    ------------
REAL ESTATE -- (0.3%)
    Alexander & Baldwin, Inc.............................   128,768    2,966,815
    Consolidated-Tomoka Land Co..........................    31,084    1,898,300
    CorePoint Lodging, Inc...............................    23,336      285,633
*   Forestar Group, Inc..................................    34,346      549,879
#*  FRP Holdings, Inc....................................    29,501    1,496,291
    Griffin Industrial Realty, Inc.......................    12,367      415,902
#*  Howard Hughes Corp. (The)............................    44,854    4,980,588
    Jones Lang LaSalle, Inc..............................     9,999    1,433,956
#   Kennedy-Wilson Holdings, Inc.........................   202,334    4,044,657
    Newmark Group, Inc., Class A.........................    70,977      741,710
*   Rafael Holdings, Inc., Class B.......................   125,235    1,931,124
    RE/MAX Holdings, Inc., Class A.......................    91,583    3,820,843
#   Realogy Holdings Corp................................   496,958    8,821,004
#*  St Joe Co. (The).....................................    16,178      251,730
*   Stratus Properties, Inc..............................     4,030       95,511
*   Tejon Ranch Co.......................................   201,620    3,794,488
*   Trinity Place Holdings, Inc..........................    27,774      115,262
                                                                    ------------
TOTAL REAL ESTATE........................................             37,643,693
                                                                    ------------
UTILITIES -- (0.1%)
*   AquaVenture Holdings, Ltd............................     2,356       49,547
#   Genie Energy, Ltd., Class B..........................   112,700      948,934
#   Ormat Technologies, Inc..............................   195,848   11,302,388

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES       VALUE+
                                                           ---------- ---------------
UTILITIES -- (Continued)
     TerraForm Power, Inc., Class A.......................     63,805 $       758,003
                                                                      ---------------
TOTAL UTILITIES...........................................                 13,058,872
                                                                      ---------------
TOTAL COMMON STOCKS.......................................             10,473,164,104
                                                                      ---------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
>>   Media General, Inc. Contingent Value Rights..........    654,085          51,215
                                                                      ---------------
HEALTH CARE -- (0.0%)
*>>  Biocept, Inc. Warrant 08/02/2023.....................    366,740               0
                                                                      ---------------
TOTAL RIGHTS/WARRANTS.....................................                     51,215
                                                                      ---------------
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
#    GCI Liberty, Inc.....................................     24,003         587,593
                                                                      ---------------
HEALTH CARE -- (0.0%)
>>   Biocept, Inc.........................................        457         198,740
                                                                      ---------------
TOTAL PREFERRED STOCKS....................................                    786,333
                                                                      ---------------
TOTAL INVESTMENT SECURITIES...............................             10,474,001,652
                                                                      ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
     State Street Institutional U.S. Government Money
       Market Fund 2.320%................................. 94,909,790      94,909,790
                                                                      ---------------
SECURITIES LENDING COLLATERAL -- (8.6%)
@(S) DFA Short Term Investment Fund....................... 85,663,076     991,207,449
                                                                      ---------------
TOTAL INVESTMENTS -- (100.0%)
     (Cost $10,269,807,324)^^.............................            $11,560,118,892
                                                                      ===============

As of January 31, 2019, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...    556     03/15/19  $71,877,310 $75,185,100   $3,307,790
                                               ----------- -----------   ----------
TOTAL FUTURES CONTRACTS..                      $71,877,310 $75,185,100   $3,307,790
                                               =========== ===========   ==========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        ---------------------------------------------
                                                           LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                                        -------------- ------- ------- --------------
Common Stocks
   Communication Services..............................  $347,116,011       --   --    $  347,116,011
   Consumer Discretionary.............................. 1,338,720,523       --   --     1,338,720,523
   Consumer Staples....................................   424,253,904       --   --       424,253,904
   Energy..............................................   862,766,301       --   --       862,766,301
   Financials.......................................... 2,951,876,543  $56,381   --     2,951,932,924

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        ----------------------------------------------------
                                                            LEVEL 1         LEVEL 2    LEVEL 3      TOTAL
                                                        ---------------   ------------ ------- ---------------
   Health Care......................................... $   553,041,584             --   --    $   553,041,584
   Industrials.........................................   2,066,906,540             --   --      2,066,906,540
   Information Technology..............................   1,273,955,131   $     93,850   --      1,274,048,981
   Materials...........................................     603,584,694         90,077   --        603,674,771
   Real Estate.........................................      37,643,693             --   --         37,643,693
   Utilities...........................................      13,058,872             --   --         13,058,872
Preferred Stocks
   Communication Services..............................         587,593             --   --            587,593
   Health Care.........................................              --        198,740   --            198,740
Rights/Warrants
   Consumer Discretionary..............................              --         51,215   --             51,215
Temporary Cash Investments.............................      94,909,790             --   --         94,909,790
Securities Lending Collateral..........................              --    991,207,449   --        991,207,449
Futures Contracts**....................................       3,307,790             --   --          3,307,790
                                                        ---------------   ------------   --    ---------------
TOTAL.................................................. $10,571,728,969   $991,697,712   --    $11,563,426,681
                                                        ===============   ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                           SHARES      VALUE+
                                                          --------- ------------
COMMON STOCKS -- (89.5%)
COMMUNICATION SERVICES -- (4.0%)
    A.H. Belo Corp., Class A.............................   142,107 $    574,112
*   Alaska Communications Systems Group, Inc.............     6,708       12,410
#   AMC Entertainment Holdings, Inc., Class A............   577,354    8,458,236
    ATN International, Inc...............................   419,219   31,265,353
*   Ballantyne Strong, Inc...............................   256,866      359,638
    Beasley Broadcast Group, Inc., Class A...............    91,149      411,993
#*  Cars.com, Inc........................................ 2,383,770   65,100,759
#   Consolidated Communications Holdings, Inc............ 1,120,443   11,966,331
*   DHI Group, Inc.......................................   350,127      686,249
#   Emerald Expositions Events, Inc......................   438,544    6,227,325
*   Emmis Communications Corp., Class A..................    19,841       77,777
#   Entercom Communications Corp., Class A...............   539,528    3,954,740
    Entravision Communications Corp., Class A............   904,305    3,562,962
#*  Eros International P.L.C.............................     1,179       11,236
#   EW Scripps Co. (The), Class A........................ 1,857,349   34,881,014
#   Gannett Co., Inc..................................... 1,968,174   21,827,050
#*  GCI Liberty, Inc., Class A...........................    61,204    3,115,284
#*  Global Eagle Entertainment, Inc......................    15,649       41,626
#*  Gray Television, Inc................................. 2,201,307   36,783,840
*   Gray Television, Inc., Class A.......................    19,881      304,179
*   Harte-Hanks, Inc.....................................    71,255      224,453
#*  Iridium Communications, Inc.......................... 2,207,035   42,772,338
*   Liberty Latin America, Ltd., Class A.................   198,254    3,456,558
*   Liberty Latin America, Ltd., Class C.................   399,537    6,983,907
*   Liberty TripAdvisor Holdings, Inc., Class A..........   769,109   12,813,356
#   Lions Gate Entertainment Corp., Class A..............   363,094    6,670,037
#   Lions Gate Entertainment Corp., Class B..............   245,174    4,297,900
    Marcus Corp. (The)...................................   501,800   22,365,226
#*  McClatchy Co. (The), Class A.........................    35,316      206,599
#*  Meet Group, Inc. (The)...............................   475,573    2,748,812
#   Meredith Corp........................................   211,781   11,493,355
#   New Media Investment Group, Inc...................... 1,734,504   23,710,670
#   Nexstar Media Group, Inc., Class A...................    60,060    5,013,208
#*  Reading International, Inc., Class A.................    72,141    1,139,828
#   Saga Communications, Inc., Class A...................   159,778    5,403,692
    Salem Media Group, Inc...............................   193,984      545,095
    Scholastic Corp...................................... 1,248,282   52,040,876
#   Sinclair Broadcast Group, Inc., Class A..............   638,578   19,674,588
    Spok Holdings, Inc...................................   406,892    5,631,385
    Telephone & Data Systems, Inc........................ 3,196,253  115,768,284
    Townsquare Media, Inc., Class A......................     7,408       45,411
    Tribune Media Co., Class A...........................   739,808   33,964,585
*   Tribune Publishing Co................................   113,207    1,355,088
*   United States Cellular Corp..........................   482,326   27,772,331
#*  Urban One, Inc.......................................     5,097       10,449
*   Zynga, Inc., Class A................................. 1,663,670    7,453,242
                                                                    ------------
TOTAL COMMUNICATION SERVICES.............................            643,183,387
                                                                    ------------
CONSUMER DISCRETIONARY -- (12.0%)
*   1-800-Flowers.com, Inc., Class A.....................    75,850    1,209,808
    Aaron's, Inc......................................... 2,270,964  113,684,458
#   Abercrombie & Fitch Co., Class A..................... 1,197,262   25,944,668
#   Acushnet Holdings Corp...............................   224,349    5,157,784
#   Adient P.L.C.........................................   532,503   10,511,609

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*   Adtalem Global Education, Inc........................ 1,878,790 $91,872,831
#   AMCON Distributing Co................................     3,858     362,787
#*  American Axle & Manufacturing Holdings, Inc.......... 2,765,150  40,868,917
#*  American Outdoor Brands Corp......................... 1,864,299  22,502,089
*   American Public Education, Inc.......................   315,575   9,337,864
#*  Ascena Retail Group, Inc............................. 1,491,988   3,655,371
#*  Ascent Capital Group, Inc., Class A..................    92,945      48,331
#*  AutoNation, Inc......................................   503,327  19,503,921
*   Barnes & Noble Education, Inc........................   736,649   4,213,632
    Bassett Furniture Industries, Inc....................   201,827   3,848,841
    BBX Capital Corp.....................................   982,262   6,060,557
#*  Beazer Homes USA, Inc................................    92,000   1,152,760
#   Bed Bath & Beyond, Inc............................... 5,721,973  86,344,573
*   Belmond, Ltd., Class A............................... 2,382,252  59,365,720
#   Big 5 Sporting Goods Corp............................     2,295       7,895
#*  Biglari Holdings, Inc., Class A......................     1,005     653,260
*   Biglari Holdings, Inc., Class B......................     1,725     225,837
*   Bridgepoint Education, Inc...........................   332,051   2,699,575
#*  Build-A-Bear Workshop, Inc...........................   309,530   1,464,077
#   Caleres, Inc.........................................   901,962  26,914,546
#   Callaway Golf Co.....................................   761,122  12,398,677
    Canterbury Park Holding Corp.........................    15,171     230,751
    Carriage Services, Inc...............................   233,989   4,551,086
#   Cato Corp. (The), Class A............................   620,755   9,218,212
*   Century Casinos, Inc.................................   107,623     825,468
#*  Century Communities, Inc.............................   991,983  23,271,921
#   Chico's FAS, Inc..................................... 2,304,627  13,366,837
#*  Christopher & Banks Corp.............................    17,507      10,495
    Citi Trends, Inc.....................................   306,990   6,290,225
#*  Conn's, Inc..........................................   641,412  13,431,167
#*  Container Store Group, Inc. (The)....................   185,655   1,329,290
#   Cooper Tire & Rubber Co..............................    31,216   1,098,803
*   Cooper-Standard Holdings, Inc........................    58,526   4,474,898
    Core-Mark Holding Co., Inc...........................   426,017  11,877,354
    Crown Crafts, Inc....................................   120,496     698,877
    CSS Industries, Inc..................................   227,094   1,982,531
    Culp, Inc............................................    30,046     573,879
#*  Deckers Outdoor Corp.................................   116,176  14,922,807
#*  Del Frisco's Restaurant Group, Inc...................   344,717   2,730,159
*   Del Taco Restaurants, Inc............................   304,561   3,164,389
*   Delta Apparel, Inc...................................   190,059   4,475,889
#   Dick's Sporting Goods, Inc...........................   967,204  34,151,973
#   Dillard's, Inc., Class A.............................   441,605  29,494,798
*   Dixie Group, Inc. (The)..............................     7,496       6,596
    Dover Motorsports, Inc...............................   313,580     624,024
#   DSW, Inc., Class A...................................   884,068  24,090,853
#*  El Pollo Loco Holdings, Inc..........................   494,313   8,151,221
*   Emerson Radio Corp...................................    59,205      86,143
    Escalade, Inc........................................    30,091     335,816
#   Ethan Allen Interiors, Inc...........................    32,712     620,874
#*  Express, Inc.........................................   121,927     646,213
    Flanigan's Enterprises, Inc..........................     4,740     111,224
    Flexsteel Industries, Inc............................   214,343   5,352,145
#*  Fossil Group, Inc....................................   317,393   5,382,985
#*  Francesca's Holdings Corp............................   977,933     863,710
#*  FTD Cos., Inc........................................   444,171   1,141,519
*   Full House Resorts, Inc..............................   115,822     266,391
#   GameStop Corp., Class A..............................    94,708   1,073,989
    Gaming Partners International Corp...................    23,164     299,742

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                            SHARES     VALUE+
                                                          ---------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#*  Genesco, Inc.........................................    100,561 $ 4,543,346
#*  G-III Apparel Group, Ltd.............................  1,341,754  46,786,962
    Graham Holdings Co., Class B.........................    114,915  76,418,475
#*  Green Brick Partners, Inc............................    526,147   4,451,204
#   Group 1 Automotive, Inc..............................    482,077  29,421,159
#   Guess?, Inc..........................................  2,265,392  44,197,798
#   Hamilton Beach Brands Holding Co., Class A...........    158,167   4,134,485
#   Haverty Furniture Cos., Inc..........................    529,890  10,793,859
    Haverty Furniture Cos., Inc., Class A................      5,701     116,015
#*  Hibbett Sports, Inc..................................     91,725   1,498,786
    Hooker Furniture Corp................................    276,384   7,951,568
*   Houghton Mifflin Harcourt Co.........................    733,247   7,677,096
#   International Speedway Corp., Class A................     73,450   3,191,402
*   J Alexander's Holdings, Inc..........................    195,048   1,677,413
#*  J. Jill, Inc.........................................    428,115   2,547,284
#*  JAKKS Pacific, Inc...................................      2,200       4,136
#*  JC Penney Co., Inc...................................  1,878,275   2,479,323
    Johnson Outdoors, Inc., Class A......................    145,164   9,094,525
#*  K12, Inc.............................................    916,812  28,888,746
    KB Home..............................................    378,883   8,111,885
#*  Kirkland's, Inc......................................    170,059   1,738,003
#*  Lakeland Industries, Inc.............................    145,170   1,623,001
#*  Laureate Education, Inc., Class A....................    308,293   4,932,688
*   Liberty Expedia Holdings, Inc., Class A..............  1,297,946  53,202,807
#   Liberty Tax, Inc.....................................     46,658     555,697
    Lifetime Brands, Inc.................................    451,731   4,395,343
#   Lithia Motors, Inc., Class A.........................    238,903  21,250,422
*   Luby's, Inc..........................................      7,004      10,506
#*  Lumber Liquidators Holdings, Inc.....................     26,253     315,561
*   M/I Homes, Inc.......................................    692,910  18,355,186
#*  MarineMax, Inc.......................................    635,053  11,291,242
    Marriott Vacations Worldwide Corp....................    583,769  51,686,907
    MDC Holdings, Inc....................................  1,837,416  60,506,109
*   Meritage Homes Corp..................................  1,426,415  64,302,788
*   Modine Manufacturing Co..............................  1,469,942  21,505,251
#*  Motorcar Parts of America, Inc.......................    210,461   4,209,220
#   Movado Group, Inc....................................    480,454  15,350,505
*   Nautilus, Inc........................................     53,031     398,263
*   Nevada Gold & Casinos, Inc...........................     83,887     207,201
#*  New Home Co., Inc. (The).............................    299,197   2,070,443
    Nobility Homes, Inc..................................      1,505      31,643
    Office Depot, Inc.................................... 19,691,333  58,089,432
    P&F Industries, Inc., Class A........................     17,337     133,842
#*  Party City Holdco, Inc...............................    292,080   3,224,563
#   Penske Automotive Group, Inc.........................    506,457  23,742,704
    Pier 1 Imports, Inc..................................      8,794       7,173
*   Playa Hotels & Resorts NV............................    646,176   5,091,867
*   QEP Co., Inc.........................................     40,516     974,410
    RCI Hospitality Holdings, Inc........................    322,238   7,189,130
*   Red Lion Hotels Corp.................................    607,365   5,618,126
#*  Red Robin Gourmet Burgers, Inc.......................        406      12,984
*   Regis Corp...........................................  1,167,168  21,767,683
    Rocky Brands, Inc....................................    203,367   5,452,269
*   Shiloh Industries, Inc...............................    177,404   1,062,650
#   Shoe Carnival, Inc...................................    426,845  15,742,044
#   Signet Jewelers, Ltd.................................    996,035  24,263,413
#   Sonic Automotive, Inc., Class A......................    219,630   3,360,339
    Speedway Motorsports, Inc............................  1,088,783  17,572,958
#   Stage Stores, Inc....................................     16,715      15,879

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
CONSUMER DISCRETIONARY -- (Continued)
    Standard Motor Products, Inc.........................   127,169 $    6,251,628
#   Strattec Security Corp...............................    92,659      3,196,735
    Superior Group of Cos, Inc...........................   217,311      3,861,616
#   Superior Industries International, Inc...............    72,097        371,300
*   Sypris Solutions, Inc................................     7,678          8,139
*   Taylor Morrison Home Corp., Class A.................. 4,033,977     76,242,165
    Tenneco, Inc., Class A...............................   203,600      7,060,848
#   Thor Industries, Inc.................................    55,577      3,619,174
    Tilly's, Inc., Class A...............................   379,511      4,595,878
*   TopBuild Corp........................................   845,860     44,669,867
    Tower International, Inc.............................   126,190      3,670,867
*   Trans World Entertainment Corp.......................    11,990          7,266
*   TravelCenters of America LLC.........................   521,808      2,619,476
#*  TRI Pointe Group, Inc................................ 4,629,137     62,261,893
#*  Tuesday Morning Corp.................................   553,538      1,096,005
#*  Unifi, Inc...........................................   336,161      7,190,484
#*  Universal Electronics, Inc...........................   185,168      5,216,183
#*  Vera Bradley, Inc....................................   975,024      8,726,465
#*  Vista Outdoor, Inc...................................   725,548      7,240,969
#*  Vitamin Shoppe, Inc..................................    58,666        271,037
*   VOXX International Corp..............................   212,980      1,109,626
#   Weyco Group, Inc.....................................    84,429      2,268,607
#*  William Lyon Homes, Class A.......................... 1,035,785     13,734,509
#   Winnebago Industries, Inc............................   249,563      7,137,502
*   Zumiez, Inc..........................................   677,984     17,227,573
                                                                    --------------
TOTAL CONSUMER DISCRETIONARY.............................            1,896,137,173
                                                                    --------------
CONSUMER STAPLES -- (3.5%)
#   Andersons, Inc. (The)................................   572,076     20,051,264
*   Bridgford Foods Corp.................................    34,783        982,272
*   CCA Industries, Inc..................................    22,742         53,671
#*  Central Garden & Pet Co..............................    65,169      2,555,277
*   Central Garden & Pet Co., Class A....................   574,631     20,468,356
*   Coffee Holding Co., Inc..............................     1,109          6,743
#*  Darling Ingredients, Inc............................. 5,724,309    121,756,052
#   Dean Foods Co........................................ 1,934,692      8,067,666
#*  Edgewell Personal Care Co............................   399,031     15,741,773
    Fresh Del Monte Produce, Inc......................... 1,770,979     56,635,908
#*  Hostess Brands, Inc.................................. 2,599,223     29,865,072
    Ingles Markets, Inc., Class A........................   294,995      8,419,157
*   Landec Corp..........................................   735,427      9,332,569
    Mannatech, Inc.......................................    15,194        288,990
*   Natural Alternatives International, Inc..............   175,612      1,959,830
#*  Natural Grocers by Vitamin Cottage, Inc..............   244,314      3,337,329
*   Nature's Sunshine Products, Inc......................     2,660         21,280
    Oil-Dri Corp. of America.............................    80,717      2,142,229
#*  Orchids Paper Products Co............................     6,041          6,343
#*  Pyxus International, Inc.............................   196,490      3,189,033
#   Sanderson Farms, Inc.................................   384,181     47,292,681
    Seaboard Corp........................................    18,107     69,968,526
*   Seneca Foods Corp., Class A..........................   195,294      5,585,408
*   Seneca Foods Corp., Class B..........................    24,020        696,580
#*  Smart & Final Stores, Inc............................   226,205      1,364,016
    SpartanNash Co.......................................   818,651     16,987,008
#   Spectrum Brands Holdings, Inc........................    76,825      4,292,981
#*  TreeHouse Foods, Inc.................................    34,675      2,023,633
#*  United Natural Foods, Inc............................ 1,504,860     19,713,666
    Universal Corp.......................................   800,615     46,195,486
#   Village Super Market, Inc., Class A..................   217,975      5,861,348

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                            SHARES      VALUE+
                                                          ---------- ------------
CONSUMER STAPLES -- (Continued)
#   Weis Markets, Inc....................................    629,213 $ 30,529,415
                                                                     ------------
TOTAL CONSUMER STAPLES...................................             555,391,562
                                                                     ------------
ENERGY -- (9.5%)
    Adams Resources & Energy, Inc........................    113,508    4,498,322
#*  Alta Mesa Resources, Inc., Class A...................    384,177      368,042
#*  Antero Resources Corp................................  1,452,604   14,613,196
    Archrock, Inc........................................  3,440,066   32,474,223
#*  Ardmore Shipping Corp................................    643,106    3,646,411
*   Barnwell Industries, Inc.............................     60,242       84,965
#*  Basic Energy Services, Inc...........................  1,353,943    6,431,229
#*  Bonanza Creek Energy, Inc............................    401,892    9,263,611
#*  C&J Energy Services, Inc.............................    258,749    4,158,096
#*  Callon Petroleum Co..................................  7,418,484   60,386,460
#*  Centennial Resource Development, Inc., Class A.......    615,231    8,102,592
#*  Chaparral Energy, Inc., Class A......................     21,764      167,365
*   Clean Energy Fuels Corp..............................  1,758,708    3,341,545
#*  Cloud Peak Energy, Inc...............................      5,559        2,074
#*  CNX Resources Corp...................................  5,041,720   61,206,481
*   CONSOL Energy, Inc...................................    413,673   14,697,802
#*  Contango Oil & Gas Co................................    213,181      805,824
#*  Dawson Geophysical Co................................     67,695      264,687
#   Delek US Holdings, Inc...............................  1,245,106   40,478,396
#*  Denbury Resources, Inc...............................  1,722,927    3,497,542
#   DHT Holdings, Inc....................................    765,791    3,101,454
#*  Diamond Offshore Drilling, Inc.......................  1,119,924   12,240,769
#*  Dorian LPG, Ltd......................................  1,241,652    6,804,253
#*  Dril-Quip, Inc.......................................    682,484   25,552,201
#*  Earthstone Energy, Inc., Class A.....................     90,621      546,445
#*  Eclipse Resources Corp...............................      8,475        9,746
#   EnLink Midstream LLC.................................    858,409    9,339,490
#   Ensco P.L.C., Class A................................  9,152,884   40,272,690
*   Era Group, Inc.......................................    256,189    2,413,300
*   Exterran Corp........................................  1,185,868   20,586,669
#*  Extraction Oil & Gas, Inc............................  3,214,451   12,664,937
#   GasLog, Ltd..........................................  1,003,242   17,988,129
#   Green Plains, Inc....................................    953,587   13,550,471
*   Gulf Island Fabrication, Inc.........................     68,269      647,873
#*  Gulfport Energy Corp.................................  2,089,722   17,532,768
#*  Halcon Resources Corp................................  2,448,629    4,015,752
    Hallador Energy Co...................................    177,183    1,003,742
#*  Helix Energy Solutions Group, Inc....................  2,887,730   19,723,196
#*  HighPoint Resources Corp.............................  3,787,369   10,604,633
#*  Hornbeck Offshore Services, Inc......................      2,376        3,136
#*  Independence Contract Drilling, Inc..................    546,781    1,869,991
#*  International Seaways, Inc...........................    224,633    4,070,350
*   KLX Energy Services Holdings, Inc....................    440,351   11,475,547
#*  Laredo Petroleum, Inc................................  3,851,133   14,634,305
#*  Lonestar Resources US, Inc., Class A.................    274,363    1,371,815
#   Mammoth Energy Services, Inc.........................     30,668      678,683
#*  Matador Resources Co.................................    234,485    4,572,458
*   Matrix Service Co....................................    552,304   11,846,921
#*  McDermott International, Inc.........................  1,664,722   14,682,848
*   Midstates Petroleum Co., Inc.........................      1,278       12,371
*   Mitcham Industries, Inc..............................     96,141      382,641
#   Nabors Industries, Ltd............................... 12,777,649   37,821,841
    NACCO Industries, Inc., Class A......................    143,031    4,874,496
*   Natural Gas Services Group, Inc......................    367,919    6,074,343
#*  NCS Multistage Holdings, Inc.........................     96,688      547,254

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                            SHARES       VALUE+
                                                          ---------- --------------
ENERGY -- (Continued)
#*  Newpark Resources, Inc...............................  1,084,936 $    9,015,818
#*  Noble Corp. P.L.C....................................  1,149,999      3,794,997
#*  Oasis Petroleum, Inc.................................  8,918,574     53,689,816
#*  Oceaneering International, Inc.......................  1,187,706     18,635,107
#*  Oil States International, Inc........................  1,700,514     29,282,851
*   Overseas Shipholding Group, Inc., Class A............  1,465,654      2,652,834
*   Par Pacific Holdings, Inc............................    181,511      2,951,369
*   Parker Drilling Co...................................      1,098            310
    Patterson-UTI Energy, Inc............................  3,454,651     41,904,917
#   PBF Energy, Inc., Class A............................  1,936,447     70,912,689
#*  PDC Energy, Inc......................................  1,494,853     48,687,362
    Peabody Energy Corp..................................    270,137      9,643,891
*   Pioneer Energy Services Corp.........................    453,530        671,224
#*  QEP Resources, Inc...................................  7,474,203     61,811,659
#   Range Resources Corp.................................  3,458,746     38,149,968
#*  Renewable Energy Group, Inc..........................    477,137     13,789,259
#*  REX American Resources Corp..........................    177,179     12,921,664
#*  Ring Energy, Inc.....................................  1,002,651      5,895,588
#*  Rowan Cos. P.L.C., Class A...........................  3,318,743     40,455,477
*   SandRidge Energy, Inc................................    362,878      3,008,259
#   Scorpio Tankers, Inc.................................    963,504     18,046,430
#*  SEACOR Holdings, Inc.................................    517,511     21,419,780
*   SEACOR Marine Holdings, Inc..........................    258,945      3,431,021
#*  Select Energy Services, Inc., Class A................    548,591      4,663,024
#   SemGroup Corp., Class A..............................  3,069,858     49,179,125
#   Ship Finance International, Ltd......................  1,240,538     15,084,942
*   SilverBow Resources, Inc.............................     59,061      1,435,773
#   SM Energy Co.........................................  3,630,521     71,230,822
#*  Smart Sand, Inc......................................      3,525          8,954
#*  Southwestern Energy Co............................... 11,844,229     51,759,281
#*  SRC Energy, Inc......................................  5,629,920     27,699,206
#*  Superior Energy Services, Inc........................  1,513,829      5,919,071
*   Talos Energy, Inc....................................     19,602        374,398
#   Teekay Tankers, Ltd., Class A........................      9,624          9,624
#*  TETRA Technologies, Inc..............................  1,272,539      2,710,508
#*  Unit Corp............................................  1,284,194     20,495,736
#   US Silica Holdings, Inc..............................  1,461,723     19,704,026
#*  Whiting Petroleum Corp...............................  1,607,841     46,032,488
*   WildHorse Resource Development Corp..................    571,560      9,699,373
    World Fuel Services Corp.............................  2,630,538     65,474,091
                                                                     --------------
TOTAL ENERGY.............................................             1,504,259,113
                                                                     --------------
FINANCIALS -- (24.2%)
#   1st Constitution Bancorp.............................     55,184      1,071,673
    1st Source Corp......................................    573,018     26,015,017
    Access National Corp.................................     97,950      2,312,599
*   Allegiance Bancshares, Inc...........................      6,973        250,470
#*  Ambac Financial Group, Inc...........................    708,075     13,396,779
    American Equity Investment Life Holding Co...........  3,174,821     99,435,394
    American National Bankshares, Inc....................      1,090         35,621
#   American National Insurance Co.......................    130,149     18,115,439
    American River Bankshares............................    146,710      1,977,651
    Ameris Bancorp.......................................     37,874      1,437,318
    AmeriServ Financial, Inc.............................    328,767      1,357,808
    Argo Group International Holdings, Ltd...............  1,199,610     80,061,971
    Aspen Insurance Holdings, Ltd........................  1,170,272     48,835,451
    Associated Banc-Corp.................................  4,007,282     86,757,655
#   Associated Capital Group, Inc., Class A..............        869         36,837
    Assured Guaranty, Ltd................................     70,713      2,868,119

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    Asta Funding, Inc....................................    27,927 $   118,969
#   Atlantic American Corp...............................   238,675     656,356
*   Atlanticus Holdings Corp.............................   160,442     603,262
#   Banc of California, Inc.............................. 1,143,166  16,667,360
*   Bancorp of New Jersey, Inc...........................       441       5,923
*   Bancorp, Inc. (The)..................................    88,272     748,547
#   BancorpSouth Bank....................................   169,176   4,936,556
    Bank of Commerce Holdings............................   114,400   1,222,936
#   Bank OZK.............................................   849,146  25,763,090
    BankFinancial Corp...................................   516,433   7,746,495
    BankUnited, Inc......................................   566,286  19,146,130
#   Bankwell Financial Group, Inc........................     6,425     185,683
    Banner Corp..........................................   739,040  40,307,242
    Bar Harbor Bankshares................................    94,240   2,255,163
*   Baycom Corp..........................................    24,079     520,106
    BCB Bancorp, Inc.....................................   130,512   1,532,211
    Beneficial Bancorp, Inc.............................. 1,624,007  25,318,269
*   Berkshire Bancorp, Inc...............................     4,650      61,287
    Berkshire Hills Bancorp, Inc......................... 1,355,726  36,943,533
*   Blucora, Inc......................................... 1,168,611  34,485,711
    Blue Hills Bancorp, Inc..............................   387,458   9,159,507
*   BNCCORP, Inc.........................................    28,507     719,802
    Boston Private Financial Holdings, Inc...............   271,572   3,150,235
    Bridge Bancorp, Inc..................................    47,822   1,472,439
    Brookline Bancorp, Inc............................... 1,848,264  27,483,686
    Bryn Mawr Bank Corp..................................    11,235     415,583
*   BSB Bancorp, Inc.....................................       784      25,292
    C&F Financial Corp...................................    43,758   2,187,025
#   Cadence BanCorp......................................   655,294  12,286,762
    California First National Bancorp....................   100,604   1,534,714
    Camden National Corp.................................    26,300   1,065,676
*   Cannae Holdings, Inc.................................   659,474  12,754,227
    Capital City Bank Group, Inc.........................   153,360   3,680,640
#   Capitol Federal Financial, Inc....................... 2,425,877  31,221,037
    Cathay General Bancorp...............................   410,995  15,256,134
    CenterState Banks Corp...............................    76,397   1,894,646
    Central Pacific Financial Corp.......................    19,708     564,240
    Central Valley Community Bancorp.....................   104,535   2,066,657
    Century Bancorp, Inc., Class A.......................    20,893   1,621,924
    Chemical Financial Corp..............................   906,006  40,281,027
#   Citizens Community Bancorp, Inc......................    28,230     331,703
#   Citizens First Corp..................................     5,422     118,742
    Civista Bancshares, Inc..............................    14,289     267,633
    CNO Financial Group, Inc............................. 4,510,009  80,638,961
    Codorus Valley Bancorp, Inc..........................    54,864   1,212,494
    Colony Bankcorp, Inc.................................    10,305     161,582
    Community Trust Bancorp, Inc.........................   174,923   7,103,623
    Community West Bancshares............................    23,717     240,728
    ConnectOne Bancorp, Inc..............................   563,760  11,275,200
#*  Consumer Portfolio Services, Inc.....................   305,961   1,174,890
#*  Cowen, Inc...........................................   390,593   6,315,889
*   Customers Bancorp, Inc...............................   812,255  15,977,056
    Dime Community Bancshares, Inc.......................   769,633  15,177,163
    Donegal Group, Inc., Class A.........................   260,543   3,431,351
    Donegal Group, Inc., Class B.........................    54,141     673,243
    EMC Insurance Group, Inc.............................   498,111  16,377,890
    Employers Holdings, Inc..............................   708,030  29,999,231
#*  Encore Capital Group, Inc............................       429      12,673
*   Enstar Group, Ltd....................................    36,642   6,522,276

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
*   Entegra Financial Corp...............................    13,145 $   307,067
#*  Equity Bancshares, Inc., Class A.....................    71,395   2,266,791
    ESSA Bancorp, Inc....................................   182,988   2,755,799
#*  EZCORP, Inc., Class A................................ 1,357,016  12,647,389
    FBL Financial Group, Inc., Class A...................   754,002  52,946,020
    Federal Agricultural Mortgage Corp., Class A.........     2,021     137,479
    Federal Agricultural Mortgage Corp., Class C.........   238,085  16,844,514
    FedNat Holding Co....................................   173,948   3,150,198
    Fidelity Southern Corp...............................   285,419   8,693,863
    Financial Institutions, Inc..........................   405,924  10,886,882
*   First Acceptance Corp................................   678,163     766,324
    First BanCorp........................................ 6,848,007  72,931,275
*   First Bancshares, Inc................................    17,709     247,837
#   First Bank...........................................    45,595     512,488
    First Busey Corp.....................................   291,443   7,216,129
    First Business Financial Services, Inc...............   103,406   2,134,300
    First Commonwealth Financial Corp.................... 1,862,779  25,333,794
    First Community Bancshares, Inc......................   269,572   9,246,320
    First Defiance Financial Corp........................   467,547  13,175,474
#   First Financial Bancorp..............................   922,822  24,297,903
    First Financial Corp.................................   130,087   5,394,708
    First Financial Northwest, Inc.......................   279,201   4,229,895
#*  First Foundation, Inc................................   149,980   2,179,209
    First Hawaiian, Inc..................................   192,820   4,961,259
    First Internet Bancorp...............................   124,206   2,484,120
    First Interstate BancSystem, Inc., Class A...........   192,058   7,474,897
    First Merchants Corp.................................   109,974   4,028,348
#   First Midwest Bancorp, Inc........................... 1,790,766  39,432,667
    First Northwest Bancorp..............................   101,631   1,551,905
    First United Corp....................................    88,175   1,428,435
#*  Flagstar Bancorp, Inc................................ 1,668,349  51,468,567
    Flushing Financial Corp..............................   598,624  13,277,480
#   FNB Corp............................................. 2,221,784  25,883,784
#*  Franklin Financial Network, Inc......................    42,286   1,347,655
#   Fulton Financial Corp................................ 5,215,355  83,706,448
#   GAIN Capital Holdings, Inc...........................   332,355   2,150,337
#*  Genworth Financial, Inc., Class A.................... 4,508,469  21,820,990
    Global Indemnity, Ltd................................   270,587   8,902,312
    Great Southern Bancorp, Inc..........................    29,060   1,550,060
    Great Western Bancorp, Inc...........................   676,813  23,884,731
#*  Greenlight Capital Re, Ltd., Class A.................       928       9,623
#   Guaranty Federal Bancshares, Inc.....................    32,452     730,170
*   Hallmark Financial Services, Inc.....................   469,762   4,556,691
    Hancock Whitney Corp.................................   823,092  33,812,619
    Hanmi Financial Corp.................................   329,319   7,221,966
    Hanover Insurance Group, Inc. (The)..................   630,089  71,855,350
    Harleysville Financial Corp..........................     4,184     102,508
    Hawthorn Bancshares, Inc.............................    34,299     784,075
#   Heartland Financial USA, Inc.........................    15,806     716,960
#   Heritage Insurance Holdings, Inc.....................   313,181   4,547,388
    Hilltop Holdings, Inc................................ 1,307,737  24,075,438
#*  HMN Financial, Inc...................................    95,761   1,904,686
    Home Bancorp, Inc....................................    30,085   1,063,806
#   Home BancShares, Inc.................................   155,550   2,848,120
*   HomeStreet, Inc......................................   679,649  16,631,011
    HomeTrust Bancshares, Inc............................   221,289   5,974,803
#   Hope Bancorp, Inc.................................... 2,610,642  37,358,287
    HopFed Bancorp, Inc..................................    75,218   1,475,777
#   Horace Mann Educators Corp........................... 1,028,840  42,851,186

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
FINANCIALS -- (Continued)
    IBERIABANK Corp......................................   714,861 $ 52,821,079
#   Independence Holding Co..............................    38,286    1,369,107
#   Independent Bank Group, Inc..........................   641,808   33,861,790
    International Bancshares Corp........................ 1,500,144   53,210,108
    Investors Bancorp, Inc............................... 1,416,784   17,199,758
    Investors Title Co...................................    37,946    6,554,413
#   Kearny Financial Corp................................ 2,634,005   33,820,624
    Kemper Corp.......................................... 1,601,787  120,422,347
#   Lake Shore Bancorp, Inc..............................       697       11,152
    Lakeland Bancorp, Inc................................   559,438    8,755,205
    Landmark Bancorp, Inc................................    32,665      753,255
    LCNB Corp............................................    84,531    1,394,761
    Legg Mason, Inc......................................   352,024   10,490,315
    Level One Bancorp, Inc...............................       757       18,395
#   Live Oak Bancshares, Inc.............................    16,790      233,381
#   Mackinac Financial Corp..............................   137,659    2,168,129
*   Magyar Bancorp, Inc..................................    36,773      432,083
#   Maiden Holdings, Ltd.................................     3,889        5,017
*   Malvern Bancorp, Inc.................................     1,835       38,388
    Marlin Business Services Corp........................   277,083    6,148,472
    MB Financial, Inc.................................... 1,968,564   87,364,870
#*  MBIA, Inc............................................ 1,891,634   18,178,603
    MBT Financial Corp...................................   270,266    2,705,363
    Mercantile Bank Corp.................................   344,941   11,452,041
    Meridian Bancorp, Inc................................   240,604    3,809,964
    Meta Financial Group, Inc............................    10,471      246,592
    Middlefield Banc Corp................................     7,559      323,223
#   Midland States Bancorp, Inc..........................   194,018    4,677,774
#   MidSouth Bancorp, Inc................................    57,952      661,812
    MidWestOne Financial Group, Inc......................   103,700    2,873,527
#*  Mr Cooper Group, Inc.................................   408,576    6,287,985
    MSB Financial Corp...................................     2,918       51,795
    MutualFirst Financial, Inc...........................    95,550    2,770,950
    National Bank Holdings Corp., Class A................   367,916   11,758,595
    National Security Group, Inc. (The)..................    11,290      135,480
    National Western Life Group, Inc., Class A...........    86,503   26,236,360
    Navient Corp......................................... 2,599,157   29,630,390
    Navigators Group, Inc. (The).........................   887,347   61,936,821
#   NBT Bancorp, Inc.....................................    53,027    1,888,822
#   Nelnet, Inc., Class A................................   925,746   48,694,240
>>  NewStar Financial, Inc...............................   667,031      129,871
*   Nicholas Financial, Inc..............................   189,179    1,990,163
#*  Nicolet Bankshares, Inc..............................    40,397    2,209,312
#   Northeast Bancorp....................................    99,068    1,953,621
#   Northfield Bancorp, Inc..............................   912,246   13,054,240
    Northrim BanCorp, Inc................................   177,426    5,878,123
#   Northwest Bancshares, Inc............................ 2,355,122   41,544,352
    OceanFirst Financial Corp............................   677,851   16,275,203
    OFG Bancorp.......................................... 1,146,146   22,212,309
    Old National Bancorp................................. 4,675,239   75,458,357
*   OneMain Holdings, Inc................................ 1,150,448   34,386,891
    Oppenheimer Holdings, Inc., Class A..................   146,453    3,943,979
#   Opus Bank............................................ 1,006,437   21,034,533
#   Oritani Financial Corp...............................   889,476   14,996,565
    Orrstown Financial Services, Inc.....................    30,306      570,662
#*  Pacific Premier Bancorp, Inc.........................   317,846    9,455,918
    Parke Bancorp, Inc...................................    43,841      860,160
    Patriot National Bancorp, Inc........................     7,682      113,502
    PB Bancorp, Inc......................................     3,118       34,516

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    Peapack Gladstone Financial Corp.....................   189,826 $ 5,066,456
    Penns Woods Bancorp, Inc.............................    12,896     455,616
    Peoples Bancorp of North Carolina, Inc...............    38,819   1,009,294
    Peoples Bancorp, Inc.................................   511,220  16,359,040
    Peoples Financial Services Corp......................    11,565     476,941
    Pinnacle Financial Partners, Inc.....................    48,141   2,588,542
    Popular, Inc.........................................   772,732  42,198,895
#*  PRA Group, Inc.......................................   749,700  22,123,647
    Premier Financial Bancorp, Inc.......................   274,437   3,916,216
    ProAssurance Corp....................................    35,445   1,512,084
#   Protective Insurance Corp., Class A..................     2,080      39,000
    Protective Insurance Corp., Class B..................   354,606   6,535,389
    Provident Financial Holdings, Inc....................   199,481   3,391,177
    Provident Financial Services, Inc.................... 2,166,672  53,538,465
    Prudential Bancorp, Inc..............................    26,188     477,669
    QCR Holdings, Inc....................................     2,123      72,734
    RBB Bancorp..........................................    48,071     896,524
*   Regional Management Corp.............................   309,088   8,493,738
    Renasant Corp........................................   784,413  27,862,350
    Republic Bancorp, Inc., Class A......................   112,728   4,699,630
    Riverview Bancorp, Inc...............................   478,878   3,567,641
#   S&T Bancorp, Inc.....................................   210,693   8,094,825
    Safety Insurance Group, Inc..........................   193,593  15,934,640
    Salisbury Bancorp, Inc...............................     3,107     125,150
    Sandy Spring Bancorp, Inc............................   789,243  25,737,214
#   SB Financial Group, Inc..............................    38,695     708,892
#   SB One Bancorp.......................................    27,126     594,059
*   Security National Financial Corp., Class A...........    18,585      98,129
#   Selective Insurance Group, Inc....................... 1,109,001  67,560,341
    Shore Bancshares, Inc................................   129,241   1,925,691
    SI Financial Group, Inc..............................   108,498   1,397,454
    Sierra Bancorp.......................................   288,837   7,683,064
#   Simmons First National Corp., Class A................ 1,357,094  33,574,506
*   SmartFinancial, Inc..................................    39,061     753,877
#   South State Corp.....................................   290,463  19,272,220
    Southern National Bancorp of Virginia, Inc...........   139,403   2,102,197
    Southwest Georgia Financial Corp.....................     1,652      36,278
#   State Auto Financial Corp............................   756,082  25,706,788
    Sterling Bancorp..................................... 1,404,546  27,023,465
    Sterling Bancorp, Inc................................     1,913      16,452
    Stewart Information Services Corp....................   338,640  15,052,548
#   Stifel Financial Corp................................   830,170  39,740,238
    Summit State Bank....................................    10,697     124,941
    Synovus Financial Corp...............................    33,828   1,198,188
    TCF Financial Corp................................... 2,706,824  59,983,220
    Territorial Bancorp, Inc.............................   120,463   3,322,370
*   Texas Capital Bancshares, Inc........................   111,956   6,523,676
#*  Third Point Reinsurance, Ltd......................... 2,283,667  24,001,340
    Timberland Bancorp, Inc..............................   115,340   3,243,361
    Tiptree, Inc.........................................   859,972   5,116,833
    Towne Bank...........................................    76,792   1,993,520
    TriCo Bancshares.....................................   106,849   4,030,344
*   Triumph Bancorp, Inc.................................     2,675      81,481
#   Trustmark Corp....................................... 1,495,693  47,159,200
    Two River Bancorp....................................    40,762     657,083
    Umpqua Holdings Corp.................................   395,889   6,999,318
*   Unico American Corp..................................   140,762     886,097
#   Union Bankshares Corp................................ 1,589,391  50,161,180
    United Bancshares, Inc...............................     9,093     204,502

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
FINANCIALS -- (Continued)
#   United Bankshares, Inc............................... 1,364,437 $   48,260,137
    United Community Banks, Inc..........................   262,559      6,753,017
    United Community Financial Corp......................   168,970      1,601,836
    United Financial Bancorp, Inc........................ 1,342,869     19,887,890
#   United Fire Group, Inc...............................   776,346     40,369,992
    United Security Bancshares...........................    46,447        476,546
    Unity Bancorp, Inc...................................    51,568      1,021,562
    Univest Financial Corp...............................   452,491     10,629,014
#   Valley National Bancorp.............................. 4,429,285     44,780,071
#*  Veritex Holdings, Inc................................   148,225      3,922,033
#   Virtus Investment Partners, Inc......................    64,814      5,831,316
#   Waddell & Reed Financial, Inc., Class A..............    74,364      1,273,112
    Washington Federal, Inc.............................. 2,935,549     85,395,120
    Waterstone Financial, Inc............................   524,059      8,227,726
    WesBanco, Inc........................................ 1,249,324     50,735,048
    Western New England Bancorp, Inc.....................   633,106      5,856,230
#   White Mountains Insurance Group, Ltd.................    27,781     24,824,546
    Wintrust Financial Corp..............................    97,991      6,971,080
#*  World Acceptance Corp................................    58,510      6,066,902
    WVS Financial Corp...................................     1,740         27,005
                                                                    --------------
TOTAL FINANCIALS.........................................            3,825,731,505
                                                                    --------------
HEALTH CARE -- (3.4%)
#*  Acadia Healthcare Co., Inc........................... 1,972,969     53,980,432
#   Aceto Corp...........................................   619,604        749,721
#*  Allscripts Healthcare Solutions, Inc................. 1,237,472     14,589,795
#*  AMAG Pharmaceuticals, Inc............................   326,494      5,344,707
#*  American Shared Hospital Services....................    87,469        219,547
#*  Amneal Pharmaceuticals, Inc..........................    47,696        585,707
#*  AngioDynamics, Inc................................... 1,048,001     22,112,821
#*  Applied Genetic Technologies Corp....................    19,272         57,045
#*  Assertio Therapeutics, Inc........................... 1,751,363      7,811,079
#*  Avanos Medical, Inc..................................   601,339     27,390,991
#*  Brookdale Senior Living, Inc......................... 1,269,661     10,347,737
#*  Community Health Systems, Inc........................   501,625      1,976,402
    CONMED Corp..........................................   112,183      7,892,074
*   Cross Country Healthcare, Inc........................   488,755      4,706,711
#*  Cumberland Pharmaceuticals, Inc......................     2,200         11,770
#   Digirad Corp.........................................   269,340        190,019
#*  Diplomat Pharmacy, Inc...............................   306,678      4,446,831
*   FONAR Corp...........................................    66,972      1,480,081
*   Hanger, Inc..........................................   105,445      2,212,236
*   Integer Holdings Corp................................   709,310     57,447,017
#   Invacare Corp........................................   505,675      2,599,169
    Kewaunee Scientific Corp.............................    70,953      2,284,687
#*  Lannett Co., Inc.....................................    50,900        379,714
#*  LHC Group, Inc.......................................   293,299     31,010,503
*   Magellan Health, Inc.................................   766,302     49,932,238
#*  Mallinckrodt P.L.C................................... 2,922,879     63,894,135
#*  MEDNAX, Inc..........................................   766,114     27,664,377
#*  Misonix, Inc.........................................   103,909      2,021,030
    National HealthCare Corp.............................   158,211     12,709,090
#   Owens & Minor, Inc...................................   742,240      5,618,757
#   Patterson Cos., Inc..................................   786,233     17,525,134
#*  PDL BioPharma, Inc................................... 2,581,372      8,208,763
#*  Prestige Consumer Healthcare, Inc.................... 1,572,227     43,896,578
#*  Quorum Health Corp...................................   132,482        388,172
*   RTI Surgical, Inc.................................... 1,171,356      5,142,253
*   Select Medical Holdings Corp......................... 1,461,952     22,835,690

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
HEALTH CARE -- (Continued)
*   Surface Oncology, Inc................................     7,697 $     44,258
#*  Surgery Partners, Inc................................    55,655      727,967
#*  Syneos Health, Inc...................................    48,082    2,454,105
#   Taro Pharmaceutical Industries, Ltd..................    15,233    1,449,268
#*  Triple-S Management Corp., Class B...................   646,667   13,036,807
                                                                    ------------
TOTAL HEALTH CARE........................................            537,375,418
                                                                    ------------
INDUSTRIALS -- (16.7%)
    AAR Corp............................................. 1,043,425   39,316,254
#   ABM Industries, Inc.................................. 1,217,203   41,616,171
    ACCO Brands Corp..................................... 3,391,839   29,949,938
#   Acme United Corp.....................................     4,447       74,309
#*  Aegion Corp..........................................   969,714   17,600,309
*   AeroCentury Corp.....................................    31,474      316,314
    Air Lease Corp.......................................   822,406   31,202,084
#   Aircastle, Ltd....................................... 3,062,353   63,819,437
    Alamo Group, Inc.....................................   185,949   16,015,787
*   Alpha Pro Tech, Ltd..................................    91,290      365,160
*   Ameresco, Inc., Class A..............................   416,305    6,215,434
#*  American Woodmark Corp...............................    19,932    1,394,243
*   AMREP Corp...........................................     7,729       48,615
#   Apogee Enterprises, Inc..............................    84,407    2,875,746
*   ARC Document Solutions, Inc..........................   126,710      307,905
#   ArcBest Corp.........................................   801,560   30,154,687
#   Argan, Inc...........................................   260,730   11,008,021
*   Armstrong Flooring, Inc..............................   481,620    6,511,502
*   Arotech Corp.........................................   738,002    2,546,107
#   Astec Industries, Inc................................   589,571   21,825,918
#*  Atlas Air Worldwide Holdings, Inc....................   806,037   42,897,289
#*  Avalon Holdings Corp., Class A.......................    12,840       36,722
    AZZ, Inc.............................................    74,086    3,315,349
    Barnes Group, Inc.................................... 1,052,950   62,208,286
#*  Beacon Roofing Supply, Inc........................... 1,338,663   48,633,627
*   BMC Stock Holdings, Inc.............................. 1,157,315   19,859,525
    Briggs & Stratton Corp...............................   304,059    3,916,280
*   Broadwind Energy, Inc................................   208,402      312,603
#*  CAI International, Inc...............................   486,917   12,085,280
*   CBIZ, Inc............................................ 1,399,774   27,435,570
#*  CECO Environmental Corp..............................   405,030    2,786,606
#*  Celadon Group, Inc...................................    98,658      163,772
#*  Cemtrex, Inc.........................................    21,591       14,682
#*  Chart Industries, Inc................................   101,548    7,585,636
    Chicago Rivet & Machine Co...........................    28,801      811,664
#*  CIRCOR International, Inc............................   545,363   15,079,287
*   Civeo Corp...........................................   576,090    1,457,508
#*  Colfax Corp.......................................... 1,053,189   26,066,428
#   Columbus McKinnon Corp...............................   389,982   14,117,348
#   CompX International, Inc.............................    64,108      914,180
*   Continental Materials Corp...........................    11,452      170,749
#   Costamare, Inc....................................... 1,184,992    6,019,759
*   Covenant Transportation Group, Inc., Class A.........   329,406    7,767,393
*   CPI Aerostructures, Inc..............................    99,358      696,500
    CRA International, Inc...............................   196,121    8,186,091
#   Cubic Corp...........................................    56,854    3,654,007
    DMC Global, Inc......................................    21,986      758,957
*   Ducommun, Inc........................................   319,879   12,593,636
#*  Eagle Bulk Shipping, Inc.............................   421,444    1,732,135
    Eastern Co. (The)....................................    99,854    2,714,032
#*  Echo Global Logistics, Inc...........................   380,957    9,051,538

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
    Ecology and Environment, Inc., Class A...............    35,051 $   404,138
#   EMCOR Group, Inc.....................................    67,297   4,389,783
    Encore Wire Corp.....................................   544,842  29,366,984
#   Ennis, Inc...........................................   770,016  15,277,117
    EnPro Industries, Inc................................   391,028  25,827,399
    ESCO Technologies, Inc...............................   492,237  32,049,551
*   Esterline Technologies Corp..........................   821,590  99,987,503
    Federal Signal Corp..................................   222,897   4,899,276
*   Franklin Covey Co....................................    55,258   1,346,085
#*  FreightCar America, Inc..............................   280,740   1,998,869
*   FTI Consulting, Inc.................................. 1,026,969  70,162,522
#   GATX Corp............................................ 1,315,675  99,570,284
*   Gencor Industries, Inc...............................   117,002   1,621,648
*   Gibraltar Industries, Inc............................   552,308  19,689,780
*   GMS, Inc.............................................   502,763   9,517,304
#*  Golden Ocean Group, Ltd..............................    88,714     449,780
*   Goldfield Corp. (The)................................   213,956     584,100
#*  GP Strategies Corp...................................   189,433   2,849,072
#   Granite Construction, Inc............................   624,830  27,005,153
*   Great Lakes Dredge & Dock Corp....................... 1,099,660   7,774,596
#   Greenbrier Cos., Inc. (The).......................... 1,094,538  46,419,357
    Griffon Corp......................................... 1,366,903  21,747,427
#   Hawaiian Holdings, Inc...............................   762,024  24,400,008
    Heidrick & Struggles International, Inc..............   302,515   9,998,121
*   Herc Holdings, Inc...................................    19,262     713,657
*   Heritage-Crystal Clean, Inc..........................   195,914   5,015,398
#*  Hertz Global Holdings, Inc........................... 2,981,583  49,464,462
*   Houston Wire & Cable Co..............................   171,238   1,073,662
*   Hub Group, Inc., Class A.............................   876,482  39,012,214
    Hurco Cos., Inc......................................   170,016   6,520,114
*   Huron Consulting Group, Inc..........................   112,355   5,432,364
    Hyster-Yale Materials Handling, Inc..................   296,380  20,625,084
    ICF International, Inc...............................   529,693  34,917,363
*   IES Holdings, Inc....................................    46,846     784,202
*   InnerWorkings, Inc...................................   329,970   1,514,562
    Kadant, Inc..........................................    35,598   3,036,509
#   KBR, Inc.............................................   207,298   3,565,526
    Kelly Services, Inc., Class A........................ 1,083,962  24,280,749
#   Kelly Services, Inc., Class B........................       567      12,809
#*  KeyW Holding Corp. (The).............................   358,551   2,574,396
#*  Kirby Corp...........................................   151,837  11,374,110
    Korn/Ferry International............................. 1,037,463  47,308,313
*   Lawson Products, Inc.................................   125,416   3,712,314
*   LB Foster Co., Class A...............................    87,458   1,562,874
#*  Limbach Holdings, Inc................................   223,346   1,261,905
    LS Starrett Co. (The), Class A.......................     4,822      30,379
#   LSC Communications, Inc..............................   362,595   2,875,378
    LSI Industries, Inc..................................    19,418      63,497
#*  Lydall, Inc..........................................   152,550   4,045,626
#   Macquarie Infrastructure Corp........................   917,959  39,628,290
*   Manitex International, Inc...........................     7,442      52,168
#*  Manitowoc Co., Inc. (The)............................   595,601   9,065,047
    Marten Transport, Ltd................................ 1,474,585  28,533,220
*   Mastech Digital, Inc.................................    21,734     168,439
    Matson, Inc..........................................   339,679  11,382,643
#   Matthews International Corp., Class A................   331,422  14,744,965
    McGrath RentCorp.....................................   412,567  20,793,377
*   Milacron Holdings Corp...............................   118,000   1,635,480
    Miller Industries, Inc...............................   303,318   9,114,706

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
*   Mistras Group, Inc...................................    26,846 $   394,905
    Mobile Mini, Inc..................................... 1,194,151  45,126,966
    Moog, Inc., Class A..................................    33,760   3,020,507
#*  MRC Global, Inc......................................   263,266   4,112,215
#   Multi-Color Corp.....................................   362,199  16,860,363
*   MYR Group, Inc.......................................   351,891  10,722,119
#   National Presto Industries, Inc......................     8,595   1,028,134
    Navigant Consulting, Inc............................. 1,259,065  32,634,965
*   NCI Building Systems, Inc............................    30,117     245,755
#*  Nexeo Solutions, Inc.................................   298,984   2,810,450
*   NL Industries, Inc...................................   839,677   3,182,376
#   NN, Inc.............................................. 1,158,830  10,580,118
*   Northwest Pipe Co....................................   119,149   2,745,193
#*  NOW, Inc............................................. 2,490,072  33,690,674
#*  Orion Group Holdings, Inc............................   795,466   3,356,867
*   PAM Transportation Services, Inc.....................    99,848   4,907,529
    Park-Ohio Holdings Corp..............................   208,397   6,768,735
*   Patriot Transportation Holding, Inc..................     2,456      47,696
*   Perma-Pipe International Holdings, Inc...............   179,398   1,560,763
*   PICO Holdings, Inc...................................   137,268   1,332,872
#   Powell Industries, Inc...............................   119,957   3,348,000
    Preformed Line Products Co...........................    69,369   3,849,979
#   Quad/Graphics, Inc...................................   483,099   6,526,667
    Quanex Building Products Corp........................   922,623  14,439,050
*   RCM Technologies, Inc................................   177,261     691,318
    Regal Beloit Corp....................................   960,066  73,694,666
*   Resideo Technologies, Inc............................   171,561   3,762,333
    Resources Connection, Inc............................   490,400   8,194,584
#   REV Group, Inc.......................................   566,679   4,709,102
    Rush Enterprises, Inc., Class A......................   847,841  32,429,918
    Rush Enterprises, Inc., Class B......................   303,861  11,826,270
#*  Saia, Inc............................................    58,702   3,520,359
    Schneider National, Inc., Class B....................    93,184   1,979,228
#   Scorpio Bulkers, Inc.................................   257,037   1,161,807
#   Servotronics, Inc....................................    15,025     171,414
*   SIFCO Industries, Inc................................    58,648     190,020
    SkyWest, Inc......................................... 1,716,539  87,457,662
    Spartan Motors, Inc..................................   485,106   4,084,593
*   Sparton Corp.........................................   248,668   4,573,005
#*  Spirit Airlines, Inc................................. 1,187,538  69,850,985
*   SPX FLOW, Inc........................................   437,243  14,328,453
    Steelcase, Inc., Class A.............................   652,724  10,769,946
#*  Stericycle, Inc......................................   196,983   8,683,011
#*  Team, Inc............................................   147,125   2,109,773
#   Terex Corp...........................................   274,334   8,424,797
    Tetra Tech, Inc......................................   131,647   7,265,598
#*  Textainer Group Holdings, Ltd........................    70,049     912,038
    Titan International, Inc............................. 2,201,840  12,374,341
*   Titan Machinery, Inc.................................   598,952  11,224,360
*   Transcat, Inc........................................    38,139     854,314
*   TriMas Corp..........................................   533,569  15,468,165
#   Trinity Industries, Inc..............................   146,301   3,420,517
#   Triton International, Ltd............................ 1,960,162  70,467,824
#   Triumph Group, Inc...................................   213,140   3,804,549
*   TrueBlue, Inc........................................   646,968  15,779,550
#*  Tutor Perini Corp.................................... 1,535,821  26,431,479
*   Twin Disc, Inc.......................................    29,976     543,165
*   Ultralife Corp.......................................   268,412   2,147,296
    UniFirst Corp........................................   173,914  24,074,915

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
INDUSTRIALS -- (Continued)
    Universal Forest Products, Inc....................... 1,540,059 $   47,464,618
#*  USA Truck, Inc.......................................   105,841      1,890,320
*   Vectrus, Inc.........................................   129,126      3,252,684
*   Veritiv Corp.........................................   483,197     16,501,178
    Viad Corp............................................   433,886     22,865,792
    Virco Manufacturing Corp.............................    47,331        200,683
#*  Volt Information Sciences, Inc.......................     9,395         34,668
    VSE Corp.............................................   128,353      4,188,158
    Wabash National Corp................................. 1,019,589     14,213,071
#   Werner Enterprises, Inc.............................. 1,617,673     53,253,795
#*  Wesco Aircraft Holdings, Inc......................... 1,115,378      9,748,404
*   WESCO International, Inc............................. 1,425,513     74,696,881
*   Willis Lease Finance Corp............................   249,969      9,568,813
                                                                    --------------
TOTAL INDUSTRIALS........................................            2,647,991,357
                                                                    --------------
INFORMATION TECHNOLOGY -- (10.0%)
    ADTRAN, Inc..........................................   293,694      4,282,059
*   Agilysys, Inc........................................   298,298      5,279,875
*   Alithya Group, Inc., Class A.........................   340,461        943,077
*   Alpha & Omega Semiconductor, Ltd.....................   574,651      6,844,093
*   Amkor Technology, Inc................................ 6,513,875     52,111,000
#*  Amtech Systems, Inc..................................   584,664      2,940,860
*   Anixter International, Inc...........................   570,817     34,654,300
#*  Arlo Technologies, Inc...............................   643,874      4,629,454
    AstroNova, Inc.......................................   171,839      3,433,343
*   Aviat Networks, Inc..................................       712          9,576
    AVX Corp............................................. 2,119,803     37,626,503
*   Aware, Inc...........................................   655,871      2,308,666
*   Axcelis Technologies, Inc............................   331,008      6,894,897
#*  AXT, Inc.............................................   834,569      3,430,079
    Bel Fuse, Inc., Class A..............................    13,612        274,962
    Bel Fuse, Inc., Class B..............................   194,520      4,489,522
#   Belden, Inc..........................................   302,684     16,226,889
#   Benchmark Electronics, Inc........................... 1,433,426     36,437,689
    BK Technologies, Inc.................................   117,288        475,016
#   Brooks Automation, Inc...............................    30,831        959,769
*   BSQUARE Corp.........................................   367,302        786,026
*   CACI International, Inc., Class A....................   625,906    104,638,965
#   CCUR Holdings, Inc...................................   160,981        600,459
*   Cirrus Logic, Inc....................................    72,368      2,688,471
    Cohu, Inc............................................   772,440     13,548,598
*   Computer Task Group, Inc.............................     2,430         10,328
    Comtech Telecommunications Corp......................   678,059     16,931,133
*   Conduent, Inc........................................   581,151      7,409,675
#*  Cree, Inc............................................   523,177     26,383,816
    CSP, Inc.............................................   128,131      1,242,871
    CTS Corp.............................................   610,151     17,309,984
#   Daktronics, Inc......................................   255,448      1,923,523
*   Digi International, Inc..............................   787,963      9,345,241
*   Diodes, Inc.......................................... 1,432,172     48,163,944
*   DSP Group, Inc.......................................   274,783      3,473,257
*   EchoStar Corp., Class A..............................   189,020      7,746,040
#*  Electro Scientific Industries, Inc...................   223,512      6,705,360
#*  Electronics for Imaging, Inc.........................   688,462     18,182,281
*   ePlus, Inc...........................................   163,601     12,960,471
*   Fabrinet.............................................   462,785     26,304,699
#*  Finisar Corp......................................... 3,473,046     79,115,988
#*  Finjan Holdings, Inc.................................   151,498        425,709
*   FormFactor, Inc...................................... 1,151,719     17,298,819

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
INFORMATION TECHNOLOGY -- (Continued)
*   Frequency Electronics, Inc...........................   203,441 $    2,697,628
#*  II-VI, Inc...........................................   352,581     13,383,975
*   Insight Enterprises, Inc............................. 1,099,129     50,472,004
#*  Intelligent Systems Corp.............................    20,578        429,051
*   Intevac, Inc.........................................   468,402      2,604,315
#   KEMET Corp...........................................   152,702      2,705,880
*   Key Tronic Corp......................................   367,188      2,662,113
*   Kimball Electronics, Inc.............................   799,426     12,926,718
*   Knowles Corp......................................... 1,775,694     27,700,826
    Kulicke & Soffa Industries, Inc...................... 2,045,534     46,085,881
*   KVH Industries, Inc..................................   263,501      2,945,941
    ManTech International Corp., Class A.................   772,493     43,545,430
    MKS Instruments, Inc.................................    91,909      7,502,532
#   MTS Systems Corp.....................................   201,880     10,106,113
#*  NETGEAR, Inc.........................................   173,010      6,852,926
#*  Netscout Systems, Inc................................ 2,853,851     74,000,356
*   NetSol Technologies, Inc.............................    25,107        168,468
    Network-1 Technologies, Inc..........................     3,899         10,254
*   Optical Cable Corp...................................   155,560        553,794
#*  PAR Technology Corp..................................   118,063      2,943,311
    PC Connection, Inc...................................   869,150     28,794,940
#*  PCM, Inc.............................................   203,216      4,338,662
    PC-Tel, Inc..........................................     2,144         11,342
#*  PDF Solutions, Inc...................................   925,775      9,729,895
*   Perceptron, Inc......................................   194,557      1,501,980
*   Perficient, Inc......................................   181,213      4,622,744
    Perspecta, Inc.......................................    64,463      1,292,483
*   Photronics, Inc......................................   994,603     10,632,306
*   Plexus Corp..........................................   816,970     45,848,356
#   Presidio, Inc........................................   281,069      4,477,429
*   Rambus, Inc..........................................   672,206      6,063,298
#*  RealNetworks, Inc....................................    52,653        139,004
*   Ribbon Communications, Inc...........................   300,061      1,674,340
    Richardson Electronics, Ltd..........................   332,658      2,451,690
#*  Rogers Corp..........................................    19,819      2,515,229
*   Rudolph Technologies, Inc............................   514,159     11,167,534
*   Sanmina Corp......................................... 2,305,591     71,980,551
*   ScanSource, Inc......................................   667,347     25,566,064
    Science Applications International Corp..............    47,596      3,195,596
#   Sigma Designs, Inc...................................   250,000         37,750
#*  Stratasys, Ltd.......................................   618,709     15,795,641
#*  Super Micro Computer, Inc............................   816,446     12,328,335
*   Sykes Enterprises, Inc............................... 1,021,937     28,174,803
#*  Synaptics, Inc.......................................    10,326        410,975
*   Synchronoss Technologies, Inc........................     1,730         12,404
#   SYNNEX Corp..........................................   661,887     64,044,186
#*  Tech Data Corp....................................... 1,121,386    107,238,143
    TESSCO Technologies, Inc.............................   129,660      2,075,857
    TiVo Corp............................................ 2,303,809     25,641,394
*   Trio-Tech International..............................    46,744        144,434
#*  TTM Technologies, Inc................................ 3,092,493     35,501,820
#*  Ultra Clean Holdings, Inc............................   358,033      4,246,271
#*  Veeco Instruments, Inc...............................   277,549      2,722,756
    Vishay Intertechnology, Inc.......................... 3,988,407     77,773,937
*   Vishay Precision Group, Inc..........................   279,938      9,358,327
*   Westell Technologies, Inc., Class A..................     6,000         13,500
    Xperi Corp...........................................    47,584      1,019,725
                                                                    --------------
TOTAL INFORMATION TECHNOLOGY.............................            1,580,288,504
                                                                    --------------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                            SHARES      VALUE+
                                                          ---------- ------------
MATERIALS -- (5.7%)
>>  A Schulman, Inc......................................     42,228 $     60,492
*   AdvanSix, Inc........................................     14,539      460,014
#*  AgroFresh Solutions, Inc.............................    209,670      842,873
#*  Allegheny Technologies, Inc..........................    961,648   26,339,539
*   American Biltrite, Inc...............................         25       12,950
    American Vanguard Corp...............................    873,338   15,300,882
#*  Ampco-Pittsburgh Corp................................      2,599        9,045
    Boise Cascade Co.....................................  1,025,821   28,179,303
#   Carpenter Technology Corp............................  1,549,848   73,245,817
#*  Century Aluminum Co..................................  3,565,362   32,801,330
#*  Clearwater Paper Corp................................     13,346      450,027
#*  Coeur Mining, Inc....................................  7,730,329   39,811,194
#   Commercial Metals Co.................................  4,129,700   72,063,265
    Core Molding Technologies, Inc.......................    198,382    1,725,923
    Domtar Corp..........................................  2,233,187  104,736,470
    Element Solutions, Inc...............................  6,019,559   67,659,843
#   Ferroglobe P.L.C.....................................    780,972    1,788,426
    Friedman Industries, Inc.............................    185,378    1,429,264
    FutureFuel Corp......................................    638,514   11,691,191
    Greif, Inc., Class A.................................    572,196   22,315,644
    Hawkins, Inc.........................................     47,310    1,962,892
    Haynes International, Inc............................    244,440    8,017,632
#   Hecla Mining Co...................................... 14,591,555   39,397,199
    Innophos Holdings, Inc...............................     44,657    1,335,244
    Innospec, Inc........................................     89,253    6,271,808
*   Intrepid Potash, Inc.................................  1,067,271    3,319,213
    Kaiser Aluminum Corp.................................    134,174   13,467,044
*   Kraton Corp..........................................    847,347   23,895,185
#   Kronos Worldwide, Inc................................     45,500      599,235
    Louisiana-Pacific Corp...............................    230,923    5,629,903
#*  LSB Industries, Inc..................................    163,822    1,220,474
#   Materion Corp........................................    516,072   24,219,259
#   Mercer International, Inc............................  1,464,317   21,627,962
    Minerals Technologies, Inc...........................    284,962   16,690,224
#   Nexa Resources SA....................................    239,844    2,125,018
    Olin Corp............................................    868,078   20,495,322
#   Olympic Steel, Inc...................................    192,091    3,701,594
#   PH Glatfelter Co.....................................  1,134,026   14,492,852
*   PQ Group Holdings, Inc...............................    311,320    4,685,366
#   Rayonier Advanced Materials, Inc.....................  1,143,047   16,551,321
    Resolute Forest Products, Inc........................  1,813,169   14,142,718
    Schnitzer Steel Industries, Inc., Class A............    511,637   12,381,615
    Schweitzer-Mauduit International, Inc................    158,661    5,086,672
    Stepan Co............................................     23,889    2,100,560
#*  Summit Materials, Inc., Class A......................  1,201,954   18,341,818
*   SunCoke Energy, Inc..................................  1,057,939   11,891,234
#   Synalloy Corp........................................     79,590    1,257,522
#*  TimkenSteel Corp.....................................    421,615    5,367,159
*   Trecora Resources....................................    159,645    1,384,122
    Tredegar Corp........................................  1,049,629   17,119,449
    Tronox, Ltd., Class A................................  1,259,281   11,031,302
*   UFP Technologies, Inc................................     85,801    2,831,433
    United States Lime & Minerals, Inc...................      6,096      420,685
#   United States Steel Corp.............................  1,358,750   30,626,225
*   Universal Stainless & Alloy Products, Inc............    243,426    4,364,628
*   Venator Materials P.L.C..............................    106,238      494,007
*   Verso Corp., Class A.................................  1,067,511   26,335,496
*   Webco Industries, Inc................................      8,863    1,121,170
                                                                     ------------
TOTAL MATERIALS..........................................             896,926,054
                                                                     ------------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                              SHARES        VALUE+
                                                            ----------- ---------------
REAL ESTATE -- (0.4%)
      Alexander & Baldwin, Inc.............................     175,793 $     4,050,271
#*    Altisource Asset Management Corp.....................       5,817         156,128
#     Consolidated-Tomoka Land Co..........................      30,442       1,859,093
#*    FRP Holdings, Inc....................................      21,133       1,071,866
      Griffin Industrial Realty, Inc.......................      22,359         751,933
      RE/MAX Holdings, Inc., Class A.......................      39,554       1,650,193
#     Realogy Holdings Corp................................   2,930,130      52,009,807
#*    St Joe Co. (The).....................................     105,559       1,642,498
#*    Stratus Properties, Inc..............................     115,947       2,747,944
*     Tejon Ranch Co.......................................      47,806         899,709
                                                                        ---------------
TOTAL REAL ESTATE..........................................                  66,839,442
                                                                        ---------------
UTILITIES -- (0.1%)
#*    AquaVenture Holdings, Ltd............................     117,300       2,466,819
#     TerraForm Power, Inc., Class A.......................   1,022,442      12,146,611
                                                                        ---------------
TOTAL UTILITIES............................................                  14,613,430
                                                                        ---------------
TOTAL COMMON STOCKS........................................              14,168,736,945
                                                                        ---------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
*>>   Media General, Inc. Contingent Value Rights..........     564,216          44,178
                                                                        ---------------
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
      GCI Liberty, Inc.....................................      17,641         431,852
                                                                        ---------------
ENERGY -- (0.0%)
*>>   Enron TOPRS Escrow Shares............................      34,332               0
                                                                        ---------------
TOTAL PREFERRED STOCKS.                                                         431,852
                                                                        ---------------
TOTAL INVESTMENT SECURITIES.                                             14,169,212,975
                                                                        ---------------
TEMPORARY CASH INVESTMENTS -- (1.2%)
      State Street Institutional U.S. Government Money
        Market Fund 2.320%................................. 182,407,227     182,407,227
                                                                        ---------------
SECURITIES LENDING COLLATERAL -- (9.3%)
@(S)  DFA Short Term Investment Fund....................... 127,360,529   1,473,688,679
                                                                        ---------------
TOTAL INVESTMENTS -- (100.0%)
     (Cost $13,207,692,791)^^..............................             $15,825,308,881
                                                                        ===============

As of January 31, 2019, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                    --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 (R) Emini Index.......   852      03/15/19  $109,316,010 $115,211,700   $5,895,690
                                                    ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.......                      $109,316,010 $115,211,700   $5,895,690
                                                    ============ ============   ==========

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------   ---------------------------------------
                                   LEVEL 1          LEVEL 2      LEVEL 3       TOTAL
                               ---------------   --------------  -------- ---------------
Common Stocks
Communication Services........ $   643,183,387               --        -- $   643,183,387
Consumer Discretionary........   1,896,137,173               --        --   1,896,137,173
Consumer Staples..............     555,391,562               --        --     555,391,562
Energy........................   1,504,259,113               --        --   1,504,259,113
Financials....................   3,825,601,634   $      129,871        --   3,825,731,505
Health Care...................     537,375,418               --        --     537,375,418
Industrials...................   2,647,991,357               --        --   2,647,991,357
Information Technology........   1,580,288,504               --        --   1,580,288,504
Materials.....................     896,865,562           60,492        --     896,926,054
Real Estate...................      66,839,442               --        --      66,839,442
Utilities.....................      14,613,430               --        --      14,613,430
Preferred Stocks
   Communication Services.....         431,852               --        --         431,852
Rights/Warrants
   Consumer Discretionary.....              --           44,178        --          44,178
Temporary Cash Investments....     182,407,227               --        --     182,407,227
Securities Lending Collateral.              --    1,473,688,679        --   1,473,688,679
Futures Contracts**...........       5,895,690               --        --       5,895,690
                               ---------------   --------------  -------- ---------------
TOTAL......................... $14,357,281,351   $1,473,923,220        -- $15,831,204,571
                               ===============   ==============  ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                         U.S. CORE EQUITY 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                           SHARES      VALUE+
                                                          --------- ------------
COMMON STOCKS -- (92.3%)
COMMUNICATION SERVICES -- (7.2%)
    A.H. Belo Corp., Class A.............................    34,418 $    139,049
    Activision Blizzard, Inc.............................   346,005   16,345,276
*   Alaska Communications Systems Group, Inc.............   152,766      282,617
*   Alphabet, Inc., Class A..............................   120,930  136,153,878
*   Alphabet, Inc., Class C..............................   127,904  142,788,188
#   Altice USA, Inc., Class A............................   773,791   15,197,255
#   AMC Entertainment Holdings, Inc., Class A............   107,172    1,570,070
#*  AMC Networks, Inc., Class A..........................   106,043    6,674,346
#*  ANGI Homeservices, Inc., Class A.....................    63,366    1,077,222
    AT&T, Inc............................................ 6,130,179  184,273,181
    ATN International, Inc...............................    38,595    2,878,415
#*  AutoWeb, Inc.........................................    16,158       54,614
*   Ballantyne Strong, Inc...............................    15,453       21,636
    Beasley Broadcast Group, Inc., Class A...............    17,014       76,903
*   Boingo Wireless, Inc.................................    91,951    2,217,858
#*  Boston Omaha Corp., Class A..........................     1,118       28,274
    Cable One, Inc.......................................    14,179   12,539,057
*   Care.com, Inc........................................    30,924      735,063
#*  Cargurus, Inc........................................    24,437    1,045,170
#*  Cars.com, Inc........................................   168,122    4,591,412
#   CBS Corp., Class A...................................     9,684      481,876
    CBS Corp., Class B...................................   358,697   17,741,154
#*  Central European Media Enterprises, Ltd., Class A....    30,475       91,730
#   CenturyLink, Inc..................................... 1,569,194   24,040,052
*   Charter Communications, Inc., Class A................   153,953   50,966,141
#*  Cincinnati Bell, Inc.................................   107,251      894,473
#   Cinemark Holdings, Inc...............................   277,847   11,369,499
*   Clear Channel Outdoor Holdings, Inc., Class A........    55,541      309,363
    Cogent Communications Holdings, Inc..................    94,960    4,600,812
    Comcast Corp., Class A............................... 4,173,235  152,615,204
#*  comScore, Inc........................................    55,845    1,099,588
#   Consolidated Communications Holdings, Inc............   195,558    2,088,559
*   DHI Group, Inc.......................................   915,363    1,794,111
#*  Discovery, Inc., Class A.............................   227,223    6,448,589
*   Discovery, Inc., Class B.............................     1,400       46,543
*   Discovery, Inc., Class C.............................   391,673   10,438,085
*   DISH Network Corp., Class A..........................   299,715    9,192,259
*   Electronic Arts, Inc.................................   182,746   16,856,491
#   Emerald Expositions Events, Inc......................    19,599      278,306
*   Emmis Communications Corp., Class A..................    13,708       53,735
#   Entercom Communications Corp., Class A...............   306,157    2,244,131
    Entravision Communications Corp., Class A............   138,708      546,510
#*  Eros International P.L.C.............................     5,000       47,650
#   EW Scripps Co. (The), Class A........................   124,552    2,339,087
*   Facebook, Inc., Class A.............................. 1,220,638  203,468,148
#   Frontier Communications Corp.........................    51,423      102,846
#   Gannett Co., Inc.....................................   288,741    3,202,138
#*  GCI Liberty, Inc., Class A...........................   177,521    9,035,819
#*  Glu Mobile, Inc......................................   195,124    1,900,508
#*  Gray Television, Inc.................................   207,414    3,465,888
*   Gray Television, Inc., Class A.......................       600        9,180
*   Harte-Hanks, Inc.....................................     9,647       30,388
*   Hemisphere Media Group, Inc..........................    37,706      499,982
*   IAC/InterActiveCorp..................................    75,971   16,051,153

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
COMMUNICATION SERVICES -- (Continued)
    IDT Corp., Class B...................................   214,032 $ 1,536,750
#*  IMAX Corp............................................   148,703   3,088,561
*   Intelsat SA..........................................   178,964   4,354,194
    Interpublic Group of Cos., Inc. (The)................   651,501  14,821,648
#*  Iridium Communications, Inc..........................   219,253   4,249,123
    John Wiley & Sons, Inc., Class A.....................   100,171   5,186,854
    John Wiley & Sons, Inc., Class B.....................     4,638     239,089
#*  Lee Enterprises, Inc.................................    20,446      55,818
#*  Liberty Broadband Corp., Class A.....................    26,193   2,220,381
*   Liberty Broadband Corp., Class C.....................   111,514   9,480,920
#*  Liberty Latin America, Ltd., Class A.................     5,770     100,600
*   Liberty Latin America, Ltd., Class C.................    18,932     330,931
#*  Liberty Media Corp.-Liberty Braves, Class A..........     5,907     160,316
*   Liberty Media Corp.-Liberty Braves, Class B..........       239       6,919
#*  Liberty Media Corp.-Liberty Braves, Class C..........    12,726     343,093
#*  Liberty Media Corp.-Liberty Formula One, Class A.....    16,674     510,224
#*  Liberty Media Corp.-Liberty Formula One, Class C.....   126,045   3,954,032
*   Liberty Media Corp.-Liberty SiriusXM, Class A........    74,854   2,977,692
*   Liberty Media Corp.-Liberty SiriusXM, Class B........     2,392      97,271
*   Liberty Media Corp.-Liberty SiriusXM, Class C........   156,737   6,263,211
*   Liberty TripAdvisor Holdings, Inc., Class A..........   179,914   2,997,367
#*  Liberty TripAdvisor Holdings, Inc., Class B..........       694      11,996
#   Lions Gate Entertainment Corp., Class A..............   125,654   2,308,264
#   Lions Gate Entertainment Corp., Class B..............   200,399   3,512,994
#*  Live Nation Entertainment, Inc.......................   270,856  14,493,505
*   Madison Square Garden Co. (The), Class A.............    34,701   9,643,408
    Marchex, Inc., Class B...............................   118,359     473,436
    Marcus Corp. (The)...................................    44,605   1,988,045
#   Match Group, Inc.....................................    72,979   3,903,647
#*  McClatchy Co. (The), Class A.........................     6,581      38,499
#*  Meet Group, Inc. (The)...............................   149,076     861,659
#   Meredith Corp........................................    92,992   5,046,676
#*  MSG Networks, Inc., Class A..........................   123,281   2,761,494
    National CineMedia, Inc..............................   146,731   1,013,911
*   Netflix, Inc.........................................   186,638  63,363,601
#   New Media Investment Group, Inc......................   134,076   1,832,819
#   New York Times Co. (The), Class A....................   299,489   7,699,862
    News Corp., Class A..................................   555,189   7,123,075
    News Corp., Class B..................................   169,039   2,185,674
#   Nexstar Media Group, Inc., Class A...................   111,393   9,297,974
#   Omnicom Group, Inc...................................   223,584  17,412,722
#*  ORBCOMM, Inc.........................................   128,915   1,049,368
*   pdvWireless, Inc.....................................     6,118     246,800
*   QuinStreet, Inc......................................    45,616     868,529
*   Reading International, Inc., Class A.................    35,526     561,311
*   Rosetta Stone, Inc...................................    37,418     567,257
#   Saga Communications, Inc., Class A...................     1,544      52,218
    Salem Media Group, Inc...............................   153,144     430,335
#   Scholastic Corp......................................    52,735   2,198,522
    Shenandoah Telecommunications Co.....................   122,487   5,834,056
#   Sinclair Broadcast Group, Inc., Class A..............   197,190   6,075,424
#   Sirius XM Holdings, Inc.............................. 1,570,433   9,155,624
#*  Snap, Inc., Class A..................................   347,480   2,321,166
    Spok Holdings, Inc...................................    52,509     726,725
#*  Sprint Corp..........................................   736,287   4,594,431
*   Take-Two Interactive Software, Inc...................   112,624  11,887,463
#*  TechTarget, Inc......................................    46,013     667,189
    TEGNA, Inc...........................................   489,106   5,742,104
    Telephone & Data Systems, Inc........................   241,783   8,757,380

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
COMMUNICATION SERVICES -- (Continued)
*   T-Mobile US, Inc.....................................   322,138 $   22,427,248
    Townsquare Media, Inc., Class A......................    28,652        175,637
#*  Travelzoo............................................    67,549        830,853
    Tribune Media Co., Class A...........................    32,887      1,509,842
*   Tribune Publishing Co................................    54,254        649,420
#*  TripAdvisor, Inc.....................................   208,777     11,979,624
#*  TrueCar Inc..........................................   165,060      1,548,263
    Twenty-First Century Fox, Inc., Class A..............   628,795     31,005,881
    Twenty-First Century Fox, Inc., Class B..............   309,746     15,196,139
*   Twitter, Inc.........................................   418,481     14,044,222
*   United States Cellular Corp..........................    63,875      3,677,923
#*  Urban One, Inc.......................................   144,888        297,020
    Verizon Communications, Inc.......................... 3,251,730    179,040,254
#   Viacom, Inc., Class A................................    15,801        541,816
    Viacom, Inc., Class B................................   620,668     18,260,053
*   Vonage Holdings Corp.................................   410,734      3,741,787
    Walt Disney Co. (The)................................ 1,135,510    126,632,075
#   World Wrestling Entertainment, Inc., Class A.........    71,222      5,864,419
#*  Yelp, Inc............................................   114,687      4,176,901
*   Zayo Group Holdings, Inc.............................   518,687     14,237,958
*   Zedge, Inc., Class B.................................    13,473         27,754
#*  Zillow Group, Inc., Class A..........................    61,733      2,148,926
#*  Zillow Group, Inc., Class C..........................    96,804      3,396,852
#*  Zynga, Inc., Class A................................. 1,400,125      6,272,560
                                                                    --------------
TOTAL COMMUNICATION SERVICES.............................            1,830,407,066
                                                                    --------------
CONSUMER DISCRETIONARY -- (12.0%)
*   1-800-Flowers.com, Inc., Class A.....................    71,666      1,143,073
    Aaron's, Inc.........................................   180,918      9,056,755
#   Abercrombie & Fitch Co., Class A.....................   279,466      6,056,028
#   Acushnet Holdings Corp...............................   147,271      3,385,760
#   Adient P.L.C.........................................   169,956      3,354,931
#*  Adtalem Global Education, Inc........................   136,623      6,680,865
    Advance Auto Parts, Inc..............................    84,366     13,431,067
*   Amazon.com, Inc......................................   323,429    555,887,125
    AMCON Distributing Co................................       377         35,451
#*  American Axle & Manufacturing Holdings, Inc..........   298,009      4,404,573
    American Eagle Outfitters, Inc.......................   444,161      9,380,680
#*  American Outdoor Brands Corp.........................   114,070      1,376,825
*   American Public Education, Inc.......................    44,753      1,324,241
*   America's Car-Mart, Inc..............................    19,745      1,381,360
    Aptiv P.L.C..........................................   245,597     19,434,091
#   Aramark..............................................   434,050     14,301,947
    Ark Restaurants Corp.................................     3,010         55,685
#*  Asbury Automotive Group, Inc.........................    61,535      4,347,448
#*  Ascena Retail Group, Inc.............................   464,097      1,137,038
#*  Ascent Capital Group, Inc., Class A..................    18,044          9,383
#*  Aspen Group, Inc.....................................    17,519         81,463
#*  At Home Group, Inc...................................   123,079      2,712,661
#   Autoliv, Inc.........................................   152,364     12,166,265
#*  AutoNation, Inc......................................   187,650      7,271,437
*   AutoZone, Inc........................................    18,220     15,438,535
*   Barnes & Noble Education, Inc........................   110,491        632,009
#   Barnes & Noble, Inc..................................   201,748      1,216,540
    Bassett Furniture Industries, Inc....................    16,606        316,676
    BBX Capital Corp.....................................     1,495          9,224
#*  Beazer Homes USA, Inc................................    68,898        863,292
#   Bed Bath & Beyond, Inc...............................   304,907      4,601,047
#*  Belmond, Ltd., Class A...............................   281,304      7,010,096

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
    Best Buy Co., Inc.................................... 492,687 $29,186,778
#   Big 5 Sporting Goods Corp............................ 360,861   1,241,362
#   Big Lots, Inc........................................ 124,716   3,933,543
*   Biglari Holdings, Inc., Class A......................      87      56,551
*   Biglari Holdings, Inc., Class B......................     448      58,652
#   BJ's Restaurants, Inc................................  56,525   2,816,641
    Bloomin' Brands, Inc................................. 238,326   4,392,348
*   Booking Holdings, Inc................................  30,164  55,284,881
#*  Boot Barn Holdings, Inc..............................  62,822   1,471,919
    BorgWarner, Inc...................................... 328,521  13,436,509
    Bowl America, Inc., Class A..........................   1,576      24,901
#   Boyd Gaming Corp.....................................  37,566   1,026,303
*   Bridgepoint Education, Inc...........................  67,684     550,271
*   Bright Horizons Family Solutions, Inc................ 122,271  14,157,759
#   Brinker International, Inc...........................  98,293   3,982,832
    Brunswick Corp....................................... 186,795   9,399,524
#   Buckle, Inc. (The)...................................  23,083     400,952
#*  Build-A-Bear Workshop, Inc...........................  37,992     179,702
*   Burlington Stores, Inc...............................  71,956  12,355,565
#*  Caesars Entertainment Corp........................... 390,793   3,571,848
#   Caleres, Inc......................................... 101,579   3,031,117
    Callaway Golf Co..................................... 206,123   3,357,744
#   Camping World Holdings, Inc., Class A................  15,770     223,619
    Capri Holdings, Ltd.................................. 222,503   9,451,927
*   Career Education Corp................................ 170,116   2,196,198
#*  CarMax, Inc.......................................... 239,663  14,087,391
    Carnival Corp........................................ 259,154  14,922,087
    Carriage Services, Inc...............................  42,820     832,849
*   Carrols Restaurant Group, Inc........................  92,727     800,234
#   Carter's, Inc........................................ 115,631   9,585,810
#*  Carvana Co...........................................  19,443     722,307
    Cato Corp. (The), Class A............................  46,836     695,515
*   Cavco Industries, Inc................................  17,292   2,875,487
#*  Centric Brands, Inc..................................  13,210      50,330
*   Century Casinos, Inc.................................   1,900      14,573
#*  Century Communities, Inc.............................  66,241   1,554,014
#   Cheesecake Factory, Inc. (The)....................... 111,841   5,019,424
#*  Chegg, Inc...........................................  56,574   1,992,536
#   Chico's FAS, Inc..................................... 280,293   1,625,699
#   Children's Place, Inc. (The).........................  46,632   4,512,112
*   Chipotle Mexican Grill, Inc..........................  24,477  12,963,264
#   Choice Hotels International, Inc.....................  97,125   7,688,415
#*  Christopher & Banks Corp.............................  74,226      44,498
#   Churchill Downs, Inc.................................  14,268   1,312,371
*   Chuy's Holdings, Inc.................................  35,308     802,198
    Citi Trends, Inc.....................................  37,893     776,428
    Clarus Corp..........................................  57,781     646,569
    Collectors Universe, Inc.............................  11,724     158,040
    Columbia Sportswear Co............................... 122,078  10,888,137
#*  Conn's, Inc..........................................  69,540   1,456,168
#   Cooper Tire & Rubber Co.............................. 401,049  14,116,925
*   Cooper-Standard Holdings, Inc........................  41,405   3,165,826
#   Core-Mark Holding Co., Inc...........................  86,410   2,409,111
#   Cracker Barrel Old Country Store, Inc................  65,189  10,904,816
#*  Crocs, Inc........................................... 134,639   3,866,832
#   Crown Crafts, Inc....................................   9,025      52,345
    CSS Industries, Inc..................................   6,218      54,283
    Culp, Inc............................................  27,347     522,328
    Dana, Inc............................................ 380,209   6,699,283

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
    Darden Restaurants, Inc..............................   130,879 $13,733,133
#   Dave & Buster's Entertainment, Inc...................   104,086   5,355,225
#*  Deckers Outdoor Corp.................................    63,998   8,220,543
#*  Del Frisco's Restaurant Group, Inc...................    62,191     492,553
*   Del Taco Restaurants, Inc............................   346,620   3,601,382
    Delphi Technologies P.L.C............................   134,486   2,408,644
*   Delta Apparel, Inc...................................     6,441     151,686
#*  Denny's Corp.........................................   137,016   2,423,813
#*  Destination Maternity Corp...........................    14,840      44,223
#*  Destination XL Group, Inc............................    56,418     145,558
#   Dick's Sporting Goods, Inc...........................   187,754   6,629,594
#   Dillard's, Inc., Class A.............................    79,445   5,306,132
#   Dine Brands Global, Inc..............................    47,408   3,615,808
*   Dixie Group, Inc. (The)..............................   326,989     287,750
    Dollar General Corp..................................   265,015  30,590,681
*   Dollar Tree, Inc.....................................   333,292  32,272,664
    Domino's Pizza, Inc..................................    45,009  12,770,404
#*  Dorman Products, Inc.................................    75,019   6,447,883
#*  Dover Downs Gaming & Entertainment, Inc..............     4,400      11,704
    Dover Motorsports, Inc...............................     3,182       6,332
    DR Horton, Inc.......................................   480,200  18,463,690
#*  Drive Shack, Inc.....................................    79,916     336,446
    DSW, Inc., Class A...................................   171,247   4,666,481
#*  Duluth Holdings, Inc., Class B.......................     5,670     135,400
#   Dunkin' Brands Group, Inc............................   152,293  10,415,318
*   eBay, Inc............................................   639,896  21,532,500
    Educational Development Corp.........................     3,864      30,526
#*  El Pollo Loco Holdings, Inc..........................    63,911   1,053,892
#*  Eldorado Resorts, Inc................................    73,731   3,437,339
*   Emerson Radio Corp...................................    14,810      21,549
    Escalade, Inc........................................    24,392     272,215
#   Ethan Allen Interiors, Inc...........................    59,518   1,129,652
#*  Etsy, Inc............................................    83,527   4,564,751
#*  EVINE Live, Inc......................................    15,040       8,272
    Expedia Group, Inc...................................   116,028  13,836,339
#*  Express, Inc.........................................   672,719   3,565,411
    Extended Stay America, Inc...........................   480,766   8,221,099
*   Famous Dave's of America, Inc........................     5,587      25,700
#*  Fiesta Restaurant Group, Inc.........................    50,644     752,570
*   Five Below, Inc......................................   125,115  15,480,479
    Flanigan's Enterprises, Inc..........................     1,100      25,812
    Flexsteel Industries, Inc............................     8,385     209,373
#*  Floor & Decor Holdings, Inc., Class A................    87,356   2,995,437
    Foot Locker, Inc.....................................   225,338  12,594,141
    Ford Motor Co........................................ 3,165,431  27,855,793
#*  Fossil Group, Inc....................................   107,024   1,815,127
*   Fox Factory Holding Corp.............................    83,219   4,937,383
#*  Francesca's Holdings Corp............................   109,220      96,463
#*  Fred's, Inc., Class A................................    70,219     195,209
*   frontdoor, Inc.......................................   117,754   3,499,649
#*  FTD Cos., Inc........................................    32,986      84,774
*   Full House Resorts, Inc..............................     1,684       3,873
#*  Gaia, Inc............................................    18,401     216,396
#   GameStop Corp., Class A.............................. 1,385,873  15,715,800
#   Gap, Inc. (The)......................................   704,361  17,918,944
    Garmin, Ltd..........................................   184,653  12,774,295
#*  Garrett Motion, Inc..................................    69,041   1,102,585
    General Motors Co.................................... 1,158,134  45,190,389
#*  Genesco, Inc.........................................    45,439   2,052,934

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                            SHARES      VALUE+
                                                           --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
     Gentex Corp..........................................   623,726 $ 13,210,517
*    Gentherm, Inc........................................    81,007    3,447,658
     Genuine Parts Co.....................................   166,390   16,609,050
#*   G-III Apparel Group, Ltd.............................   135,045    4,709,019
*    Good Times Restaurants, Inc..........................     4,986       12,415
     Goodyear Tire & Rubber Co. (The).....................   476,696   10,101,188
#*   GoPro, Inc., Class A.................................   153,221      755,380
     Graham Holdings Co., Class B.........................     9,629    6,403,285
#*   Grand Canyon Education, Inc..........................    98,981    9,199,294
#*   Green Brick Partners, Inc............................    14,320      121,147
#    Group 1 Automotive, Inc..............................    63,133    3,853,007
#*   Groupon, Inc.........................................   896,084    3,378,237
#*   GrubHub, Inc.........................................    78,042    6,274,577
#    Guess?, Inc..........................................   183,151    3,573,276
#    H&R Block, Inc.......................................   358,364    8,453,807
#*   Habit Restaurants, Inc. (The), Class A...............    35,522      363,035
     Hamilton Beach Brands Holding Co., Class A...........    21,074      550,874
#    Hanesbrands, Inc.....................................   648,363    9,718,961
#    Harley-Davidson, Inc.................................   353,524   13,030,895
#    Hasbro, Inc..........................................    90,479    8,193,778
#    Haverty Furniture Cos., Inc..........................    40,802      831,137
     Haverty Furniture Cos., Inc., Class A................     1,608       32,723
#*   Helen of Troy, Ltd...................................    52,538    6,096,510
#*   Hibbett Sports, Inc..................................    36,505      596,492
*    Hilton Grand Vacations, Inc..........................   219,189    6,650,194
     Hilton Worldwide Holdings, Inc.......................   274,555   20,448,856
     Home Depot, Inc. (The)...............................   912,692  167,506,363
     Hooker Furniture Corp................................    25,247      726,356
#*   Horizon Global Corp..................................    42,715       89,702
*    Houghton Mifflin Harcourt Co.........................   252,298    2,641,560
     Hyatt Hotels Corp., Class A..........................    66,276    4,633,355
#*   Installed Building Products, Inc.....................    51,012    2,148,115
#    International Game Technology P.L.C..................    57,160      935,138
#*   iRobot Corp..........................................    42,837    3,846,334
*    J Alexander's Holdings, Inc..........................    24,309      209,057
#*   J. Jill, Inc.........................................    31,277      186,098
#    Jack in the Box, Inc.................................    57,377    4,644,668
#*   JAKKS Pacific, Inc...................................   354,515      666,488
#*   JC Penney Co., Inc................................... 1,084,131    1,431,053
     Johnson Outdoors, Inc., Class A......................    19,173    1,201,188
*    K12, Inc.............................................   126,211    3,976,909
     KB Home..............................................   105,351    2,255,565
#*   Kirkland's, Inc......................................    79,973      817,324
     Kohl's Corp..........................................   362,299   24,886,318
#*   Kona Grill, Inc......................................    91,721      100,893
*    Koss Corp............................................     1,533        2,928
#    L Brands, Inc........................................   362,795   10,100,213
*    Lakeland Industries, Inc.............................    13,493      150,852
#*   Lands' End, Inc......................................    22,424      401,390
     Las Vegas Sands Corp.................................   295,220   17,229,039
*    Laureate Education, Inc., Class A....................     9,840      157,440
*>>  Lazare Kaplan International Inc......................     1,600          225
     La-Z-Boy, Inc........................................   108,650    3,218,213
*    Lazydays Holdings, Inc...............................     1,274        7,835
#    LCI Industries.......................................    62,493    5,151,923
*    Leaf Group, Ltd......................................    41,223      316,593
     Lear Corp............................................   136,941   21,079,328
#    Leggett & Platt, Inc.................................   279,874   11,463,639
     Lennar Corp., Class A................................   261,261   12,388,997

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
    Lennar Corp., Class B................................    26,101 $   994,970
#   Libbey, Inc..........................................    57,764     289,975
*   Liberty Expedia Holdings, Inc., Class A..............   109,511   4,488,856
    Liberty Tax, Inc.....................................     1,211      14,423
    Lifetime Brands, Inc.................................    31,245     304,014
*   Lincoln Educational Services Corp....................    13,808      39,215
*   Liquidity Services, Inc..............................    57,535     481,568
#   Lithia Motors, Inc., Class A.........................    58,239   5,180,359
*   LKQ Corp.............................................   479,193  12,564,440
    Lowe's Cos., Inc.....................................   635,866  61,144,875
*   Luby's, Inc..........................................   599,043     898,564
*   Lululemon Athletica, Inc.............................   112,055  16,562,850
#*  Lumber Liquidators Holdings, Inc.....................    41,730     501,595
*   M/I Homes, Inc.......................................    45,749   1,211,891
    Macy's, Inc..........................................   710,309  18,681,127
*   Malibu Boats, Inc., Class A..........................    58,822   2,385,232
    Marine Products Corp.................................    11,488     163,130
#*  MarineMax, Inc.......................................    72,254   1,284,676
    Marriott International, Inc., Class A................   216,718  24,820,713
    Marriott Vacations Worldwide Corp....................    98,475   8,718,976
*   MasterCraft Boat Holdings, Inc.......................    44,968     981,651
#*  Mattel, Inc..........................................   279,065   3,304,130
    McDonald's Corp......................................   422,272  75,493,788
    MDC Holdings, Inc....................................   138,832   4,571,738
*   Meritage Homes Corp..................................    85,142   3,838,201
    MGM Resorts International............................   434,678  12,796,920
#*  Michaels Cos., Inc. (The)............................   288,163   3,993,939
*   Modine Manufacturing Co..............................   104,717   1,532,010
*   Mohawk Industries, Inc...............................   105,257  13,556,049
*   Monarch Casino & Resort, Inc.........................     6,425     277,817
#   Monro, Inc...........................................    74,129   5,312,084
#*  Motorcar Parts of America, Inc.......................    61,000   1,220,000
    Movado Group, Inc....................................    34,626   1,106,301
*   Murphy USA, Inc......................................    92,713   6,819,041
    Nathan's Famous, Inc.................................     8,747     590,422
#*  National Vision Holdings, Inc........................    56,651   1,799,236
*   Nautilus, Inc........................................    69,651     523,079
*   Nevada Gold & Casinos, Inc...........................       700       1,729
#*  New Home Co., Inc. (The).............................    29,629     205,033
#   Newell Brands, Inc...................................   137,951   2,925,941
    NIKE, Inc., Class B..................................   835,476  68,408,775
    Nobility Homes, Inc..................................     1,105      23,233
*   Noodles & Co.........................................    11,233      80,878
#   Nordstrom, Inc.......................................   334,211  15,510,733
*   Norwegian Cruise Line Holdings, Ltd..................   314,847  16,192,581
    Nutrisystem, Inc.....................................    74,806   3,247,328
*   NVR, Inc.............................................     4,716  12,544,560
    Office Depot, Inc.................................... 1,417,061   4,180,330
#*  Ollie's Bargain Outlet Holdings, Inc.................    78,583   6,142,833
*   O'Reilly Automotive, Inc.............................    74,671  25,736,107
#*  Overstock.com, Inc...................................    47,798     829,295
#   Oxford Industries, Inc...............................    37,278   2,854,749
    P&F Industries, Inc., Class A........................       504       3,891
#   Papa John's International, Inc.......................    60,974   2,578,590
#*  Party City Holdco, Inc...............................    43,647     481,863
    Peak Resorts, Inc....................................    20,747      94,606
#*  Penn National Gaming, Inc............................   165,502   4,011,768
#   Penske Automotive Group, Inc.........................   183,403   8,597,933
#   PetMed Express, Inc..................................    41,776     989,256

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#   Pier 1 Imports, Inc..................................   600,460 $   489,795
*   Planet Fitness, Inc., Class A........................   152,435   8,829,035
#   Polaris Industries, Inc..............................   126,891  10,643,617
    Pool Corp............................................    62,397   9,353,934
#*  Potbelly Corp........................................    47,561     412,354
    PulteGroup, Inc......................................   542,013  15,073,382
    PVH Corp.............................................    98,883  10,789,124
*   QEP Co., Inc.........................................       352       8,466
#*  Quotient Technology Inc..............................   154,894   1,548,940
*   Qurate Retail Group, Inc. QVC Group, Class B.........     1,148      25,061
*   Qurate Retail, Inc...................................   616,011  13,398,239
    Ralph Lauren Corp....................................    83,751   9,726,841
    RCI Hospitality Holdings, Inc........................     7,842     174,955
*   Red Lion Hotels Corp.................................    23,241     214,979
#*  Red Robin Gourmet Burgers, Inc.......................    28,684     917,314
#   Red Rock Resorts, Inc., Class A......................   130,644   3,315,745
*   Regis Corp...........................................    95,191   1,775,312
*   Rent-A-Center, Inc...................................    88,792   1,553,860
*   RH...................................................    58,951   8,009,672
    Rocky Brands, Inc....................................     7,436     199,359
    Ross Stores, Inc.....................................   273,671  25,210,573
    Royal Caribbean Cruises, Ltd.........................   206,432  24,782,162
#   RTW RetailWinds, Inc.................................   140,702     436,176
    Ruth's Hospitality Group, Inc........................   102,283   2,362,737
#*  Sally Beauty Holdings, Inc...........................   230,262   3,965,112
#*  Scientific Games Corp., Class A......................   143,586   3,598,265
#*  SeaWorld Entertainment, Inc..........................   265,270   6,910,283
#*  Sequential Brands Group, Inc.........................     2,521       2,748
    Service Corp. International..........................   337,262  14,475,285
#*  ServiceMaster Global Holdings, Inc...................   235,509   9,182,496
#*  Shake Shack, Inc., Class A...........................    36,864   1,760,625
*   Shiloh Industries, Inc...............................   115,649     692,738
#   Shoe Carnival, Inc...................................    30,846   1,137,600
#*  Shutterfly, Inc......................................    72,736   3,342,947
#   Shutterstock, Inc....................................    56,277   2,251,643
#   Signet Jewelers, Ltd.................................   145,690   3,549,008
    Six Flags Entertainment Corp.........................   147,192   9,065,555
#*  Skechers U.S.A., Inc., Class A.......................   290,701   7,898,346
#   Skyline Champion Corp................................    84,490   1,525,889
#*  Sleep Number Corp....................................    98,868   3,559,248
#   Sonic Automotive, Inc., Class A......................   224,909   3,441,108
#*  Sotheby's............................................    98,810   3,990,936
    Speedway Motorsports, Inc............................    77,145   1,245,120
#*  Sportsman's Warehouse Holdings, Inc..................   127,409     654,882
#   Stage Stores, Inc....................................   509,140     483,683
#*  Stamps.com, Inc......................................    39,336   7,319,643
    Standard Motor Products, Inc.........................    50,632   2,489,069
    Starbucks Corp....................................... 1,064,324  72,523,037
#*  Stein Mart, Inc......................................   100,423     112,474
#   Steven Madden, Ltd...................................   195,057   6,368,611
*   Stoneridge, Inc......................................    70,564   1,842,426
    Strategic Education, Inc.............................    47,876   5,237,634
#   Strattec Security Corp...............................     4,362     150,489
#   Sturm Ruger & Co., Inc...............................    15,579     848,744
    Superior Group of Cos, Inc...........................    28,286     502,642
#   Superior Industries International, Inc...............   199,461   1,027,224
*   Sypris Solutions, Inc................................    12,624      13,381
#   Tailored Brands, Inc.................................    81,130   1,024,672
*   Tandy Leather Factory, Inc...........................    14,264      81,590

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                          ------- --------------
CONSUMER DISCRETIONARY -- (Continued)
    Tapestry, Inc........................................ 395,682 $   15,316,850
    Target Corp.......................................... 504,642     36,838,866
#*  Taylor Morrison Home Corp., Class A.................. 235,694      4,454,617
#*  Tempur Sealy International, Inc...................... 114,095      6,049,317
    Tenneco, Inc., Class A............................... 133,168      4,618,266
#*  Tesla, Inc...........................................  29,699      9,118,187
#   Texas Roadhouse, Inc................................. 132,920      8,086,853
#   Thor Industries, Inc................................. 131,096      8,536,972
#   Tiffany & Co......................................... 148,446     13,171,614
    Tile Shop Holdings, Inc.............................. 113,878        864,334
    Tilly's, Inc., Class A...............................  44,701        541,329
    TJX Cos., Inc. (The)................................. 951,994     47,342,662
    Toll Brothers, Inc................................... 251,999      9,308,843
*   TopBuild Corp........................................  79,704      4,209,168
    Tower International, Inc.............................  55,811      1,623,542
*   Town Sports International Holdings, Inc..............  20,795        125,394
    Tractor Supply Co.................................... 188,865     16,129,071
*   TravelCenters of America LLC.........................  23,740        119,175
#*  TRI Pointe Group, Inc................................ 483,934      6,508,912
#*  Tuesday Morning Corp................................. 104,500        206,910
    Tupperware Brands Corp...............................  91,580      2,497,387
#*  Turtle Beach Corp....................................  15,946        237,436
*   Ulta Salon Cosmetics & Fragrance, Inc................  59,707     17,429,667
#*  Under Armour, Inc., Class A.......................... 210,347      4,362,597
#*  Under Armour, Inc., Class C.......................... 247,753      4,692,442
#*  Unifi, Inc...........................................  58,794      1,257,604
#   Unique Fabricating, Inc..............................   4,774         26,185
#*  Universal Electronics, Inc...........................  29,638        834,902
*   Universal Technical Institute, Inc...................  55,794        190,815
#*  Urban Outfitters, Inc................................ 267,944      8,654,591
#*  US Auto Parts Network, Inc........................... 135,152        141,910
#   Vail Resorts, Inc....................................  48,913      9,208,361
#*  Veoneer, Inc......................................... 117,856      3,513,287
#*  Vera Bradley, Inc....................................  97,904        876,241
    VF Corp.............................................. 208,748     17,570,319
#*  Vince Holding Corp...................................   4,110         49,238
#*  Vista Outdoor, Inc................................... 129,441      1,291,821
#*  Visteon Corp.........................................  77,200      5,935,908
*   Vitamin Shoppe, Inc.................................. 217,368      1,004,240
*   VOXX International Corp..............................  79,250        412,892
#*  Wayfair, Inc., Class A...............................  97,035     10,621,451
#*  Weight Watchers International, Inc................... 110,611      3,539,552
#   Wendy's Co. (The).................................... 757,773     13,124,628
    Weyco Group, Inc.....................................  13,682        367,635
#   Whirlpool Corp....................................... 130,168     17,313,646
#*  William Lyon Homes, Class A..........................  71,191        943,993
#   Williams-Sonoma, Inc................................. 243,326     13,244,234
#   Wingstop, Inc........................................  51,536      3,383,338
    Winmark Corp.........................................   6,666      1,027,564
#   Winnebago Industries, Inc............................  68,798      1,967,623
    Wolverine World Wide, Inc............................ 179,001      6,141,524
#   Wyndham Destinations, Inc............................ 130,411      5,495,520
    Wyndham Hotels & Resorts, Inc........................ 178,501      8,762,614
#   Wynn Resorts, Ltd....................................  95,996     11,808,468
    Yum! Brands, Inc..................................... 230,851     21,695,377
*   ZAGG, Inc............................................  74,257        833,164
*   Zumiez, Inc..........................................  70,634      1,794,810
                                                                  --------------
TOTAL CONSUMER DISCRETIONARY.............................          3,076,087,869
                                                                  --------------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
CONSUMER STAPLES -- (5.7%)
#   Alico, Inc...........................................    15,446 $    457,202
    Altria Group, Inc.................................... 1,416,780   69,918,093
#   Andersons, Inc. (The)................................   113,980    3,994,999
    Archer-Daniels-Midland Co............................   413,965   18,587,028
*   Avon Products, Inc...................................   703,075    1,645,196
#   B&G Foods, Inc.......................................   152,098    4,054,933
#*  Boston Beer Co., Inc. (The), Class A.................    18,943    4,719,838
*   Bridgford Foods Corp.................................     5,719      161,505
    Brown-Forman Corp., Class A..........................    51,727    2,432,721
#   Brown-Forman Corp., Class B..........................   325,891   15,398,350
    Bunge, Ltd...........................................   262,792   14,471,955
#   Calavo Growers, Inc..................................    37,636    3,062,065
#   Cal-Maine Foods, Inc.................................    83,345    3,515,492
#   Campbell Soup Co.....................................   295,154   10,457,306
#   Casey's General Stores, Inc..........................    78,780   10,137,410
*   CCA Industries, Inc..................................     3,400        8,024
#*  Central Garden & Pet Co..............................    25,073      983,112
*   Central Garden & Pet Co., Class A....................    84,305    3,002,944
#*  Chefs' Warehouse, Inc. (The).........................    66,165    2,125,220
    Church & Dwight Co., Inc.............................   213,984   13,825,506
#   Clorox Co. (The).....................................   123,937   18,389,772
#   Coca-Cola Bottling Co. Consolidated..................    18,384    3,967,267
    Coca-Cola Co. (The).................................. 2,670,749  128,543,149
#*  Coffee Holding Co., Inc..............................       300        1,824
    Colgate-Palmolive Co.................................   470,121   30,407,426
    Conagra Brands, Inc..................................   472,988   10,235,460
    Constellation Brands, Inc., Class A..................    90,108   15,648,155
#   Constellation Brands, Inc., Class B..................     3,160      538,259
    Costco Wholesale Corp................................   310,004   66,536,159
#   Coty, Inc., Class A..................................   542,114    4,206,805
#*  Craft Brew Alliance, Inc.............................    33,711      554,883
*   Crimson Wine Group, Ltd..............................    15,327      128,747
*   Cyanotech Corp.......................................       800        2,656
*   Darling Ingredients, Inc.............................   272,984    5,806,370
#   Dean Foods Co........................................ 1,475,717    6,153,740
#*  Edgewell Personal Care Co............................   120,734    4,762,956
#   Energizer Holdings, Inc..............................   100,590    4,767,966
    Estee Lauder Cos., Inc. (The), Class A...............   143,155   19,529,205
#*  Farmer Brothers Co...................................    36,176      889,930
#   Flowers Foods, Inc...................................   500,644    9,842,661
    Fresh Del Monte Produce, Inc.........................    92,730    2,965,505
    General Mills, Inc...................................   536,680   23,850,059
#*  Hain Celestial Group, Inc. (The).....................   139,593    2,558,740
#*  Herbalife Nutrition, Ltd.............................   256,106   15,289,528
    Hershey Co. (The)....................................   143,595   15,235,429
#   Hormel Foods Corp....................................   431,000   18,239,920
#*  Hostess Brands, Inc..................................   218,079    2,505,728
    Ingles Markets, Inc., Class A........................    45,302    1,292,919
    Ingredion, Inc.......................................   149,522   14,802,678
#   Inter Parfums, Inc...................................    60,281    4,006,275
#   J&J Snack Foods Corp.................................    27,447    4,236,444
    JM Smucker Co. (The).................................   127,142   13,334,653
#   John B. Sanfilippo & Son, Inc........................    20,863    1,423,900
#   Kellogg Co...........................................   358,644   21,163,582
#   Keurig Dr Pepper, Inc................................   173,793    4,730,645
    Kimberly-Clark Corp..................................   247,690   27,587,712
    Kraft Heinz Co. (The)................................   353,469   16,987,720
    Kroger Co. (The)..................................... 1,534,179   43,463,291
#   Lamb Weston Holdings, Inc............................   109,413    7,910,560

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
CONSUMER STAPLES -- (Continued)
    Lancaster Colony Corp................................    53,444 $  8,501,337
*   Landec Corp..........................................    56,375      715,399
*   Lifevantage Corp.....................................    11,327      168,206
#*  Lifeway Foods, Inc...................................    13,678       38,435
    Limoneira Co.........................................    26,762      589,567
    Mannatech, Inc.......................................     1,435       27,294
#   McCormick & Co., Inc.................................     4,298      532,092
#   McCormick & Co., Inc. Non-Voting.....................   122,441   15,138,605
#   Medifast, Inc........................................    37,846    4,815,525
#   MGP Ingredients, Inc.................................    41,925    3,009,796
    Molson Coors Brewing Co., Class A....................     1,162       78,435
    Molson Coors Brewing Co., Class B....................   227,972   15,185,215
    Mondelez International, Inc., Class A................   548,910   25,392,577
*   Monster Beverage Corp................................   212,304   12,152,281
#   National Beverage Corp...............................    46,661    3,912,058
*   Natural Alternatives International, Inc..............     9,399      104,893
#*  Natural Grocers by Vitamin Cottage, Inc..............    46,169      630,669
#   Natural Health Trends Corp...........................    13,193      216,233
*   Nature's Sunshine Products, Inc......................    28,563      228,504
#*  New Age Beverages Corp...............................    26,512      188,500
    Nu Skin Enterprises, Inc., Class A...................   130,288    8,553,407
#   Ocean Bio-Chem, Inc..................................     3,050       11,377
    Oil-Dri Corp. of America.............................     8,137      215,956
#*  Orchids Paper Products Co............................     6,335        6,652
    PepsiCo, Inc......................................... 1,092,771  123,122,509
*   Performance Food Group Co............................   245,152    8,374,392
    Philip Morris International, Inc.....................   809,286   62,088,422
#*  Pilgrim's Pride Corp.................................   229,973    4,659,253
#*  Post Holdings, Inc...................................   183,797   17,060,038
#   PriceSmart, Inc......................................    58,502    3,583,248
*   Primo Water Corp.....................................    60,077      782,803
    Procter & Gamble Co. (The)........................... 1,330,619  128,364,815
#*  Pyxus International, Inc.............................    22,730      368,908
#*  Revlon, Inc., Class A................................    51,808    1,357,370
#*  Rite Aid Corp........................................ 1,056,107      848,371
    Rocky Mountain Chocolate Factory, Inc................     5,266       45,288
*   S&W Seed Co..........................................    25,674       60,077
#   Sanderson Farms, Inc.................................    64,495    7,939,335
#   Seaboard Corp........................................       550    2,125,294
*   Seneca Foods Corp., Class A..........................    18,887      540,168
*   Seneca Foods Corp., Class B..........................     1,493       43,297
*   Simply Good Foods Co. (The)..........................   133,331    2,638,620
*   Smart & Final Stores, Inc............................   118,265      713,138
    SpartanNash Co.......................................    79,056    1,640,412
#   Spectrum Brands Holdings, Inc........................   135,262    7,558,441
#*  Sprouts Farmers Market, Inc..........................   271,894    6,520,018
    Sysco Corp...........................................   382,278   24,408,450
#   Tootsie Roll Industries, Inc.........................    33,637    1,165,522
*   TreeHouse Foods, Inc.................................   126,174    7,363,515
#   Turning Point Brands, Inc............................    12,070      427,399
    Tyson Foods, Inc., Class A...........................   390,294   24,167,004
#*  United Natural Foods, Inc............................   101,837    1,334,065
    United-Guardian, Inc.................................     1,741       34,663
    Universal Corp.......................................    58,667    3,385,086
*   US Foods Holding Corp................................   403,096   13,592,397
*   USANA Health Sciences, Inc...........................    60,574    7,093,215
#   Vector Group, Ltd....................................   239,143    2,630,573
#*  Veru, Inc............................................    32,722       50,228
#   Village Super Market, Inc., Class A..................    18,368      493,916

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
CONSUMER STAPLES -- (Continued)
    Walgreens Boots Alliance, Inc........................   525,632 $   37,982,168
    Walmart, Inc.........................................   987,203     94,603,663
#   WD-40 Co.............................................    23,643      4,297,115
#   Weis Markets, Inc....................................    58,633      2,844,873
                                                                    --------------
TOTAL CONSUMER STAPLES...................................            1,462,178,659
                                                                    --------------
ENERGY -- (5.1%)
#*  Abraxas Petroleum Corp...............................   382,209        454,829
    Adams Resources & Energy, Inc........................     3,234        128,163
    Anadarko Petroleum Corp..............................   324,582     15,362,466
#*  Antero Resources Corp................................   447,117      4,497,997
#   Apache Corp..........................................   648,562     21,285,805
*   Apergy Corp..........................................   126,397      4,249,467
#   Arch Coal, Inc., Class A.............................    60,718      5,351,077
    Archrock, Inc........................................   283,294      2,674,295
#*  Ardmore Shipping Corp................................    20,858        118,265
*   Aspen Aerogels, Inc..................................    34,067         92,662
    Baker Hughes a GE Co.................................   274,558      6,471,332
*   Barnwell Industries, Inc.............................     4,663          6,577
#*  Basic Energy Services, Inc...........................    63,651        302,342
#*  Bonanza Creek Energy, Inc............................    45,176      1,041,307
#*  Bristow Group, Inc...................................    75,611        248,760
#*  C&J Energy Services, Inc.............................    95,580      1,535,971
    Cabot Oil & Gas Corp.................................   327,407      8,168,805
#*  Cactus, Inc., Class A................................    35,772      1,174,037
#*  California Resources Corp............................    57,209      1,152,761
#*  Callon Petroleum Co..................................   504,491      4,106,557
#*  CARBO Ceramics, Inc..................................    22,288         89,821
#*  Carrizo Oil & Gas, Inc...............................   257,095      3,157,127
#*  Centennial Resource Development, Inc., Class A.......   406,898      5,358,847
*   Cheniere Energy, Inc.................................   194,072     12,740,827
#*  Chesapeake Energy Corp............................... 1,435,909      4,092,341
    Chevron Corp......................................... 1,175,394    134,758,922
    Cimarex Energy Co....................................   146,624     11,046,652
*   Clean Energy Fuels Corp..............................   415,975        790,353
#*  Cloud Peak Energy, Inc............................... 1,048,963        391,368
#*  CNX Resources Corp...................................   443,958      5,389,650
*   Concho Resources, Inc................................   274,367     32,880,141
    ConocoPhillips....................................... 1,022,747     69,229,744
#*  CONSOL Energy, Inc...................................    56,632      2,012,135
#*  Contango Oil & Gas Co................................    57,087        215,789
#*  Continental Resources, Inc...........................   277,636     12,818,454
#   Core Laboratories NV.................................    69,389      4,680,982
    CVR Energy, Inc......................................   158,171      6,350,566
*   Dawson Geophysical Co................................   181,860        711,073
#   Delek US Holdings, Inc...............................   177,461      5,769,257
#*  Denbury Resources, Inc............................... 1,142,340      2,318,950
    Devon Energy Corp....................................   592,153     15,780,877
#   DHT Holdings, Inc....................................   906,992      3,673,318
#*  Diamond Offshore Drilling, Inc.......................   300,482      3,284,268
    Diamondback Energy, Inc..............................   212,524     21,915,475
*   Dorian LPG, Ltd......................................    22,181        121,552
#*  Dril-Quip, Inc.......................................   153,789      5,757,860
#*  Earthstone Energy, Inc., Class A.....................    49,152        296,387
#*  Eclipse Resources Corp...............................   298,237        342,973
#   EnLink Midstream LLC.................................   222,376      2,419,451
#   Ensco P.L.C., Class A................................   962,509      4,235,040
    EOG Resources, Inc...................................   507,921     50,385,763
#*  EP Energy Corp., Class A.............................    51,900         35,780

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
ENERGY -- (Continued)
#   EQT Corp.............................................   197,919 $  3,853,483
#*  Equitrans Midstream Corp.............................   158,335    3,296,535
*   Era Group, Inc.......................................    46,346      436,579
    Evolution Petroleum Corp.............................    65,263      487,515
*   Exterran Corp........................................    77,659    1,348,160
#*  Extraction Oil & Gas, Inc............................   183,432      722,722
    Exxon Mobil Corp..................................... 2,618,151  191,858,105
#*  Forum Energy Technologies, Inc.......................   226,558    1,112,400
#*  Frank's International NV.............................   217,012    1,234,798
#   GasLog, Ltd..........................................   141,285    2,533,240
*   Geospace Technologies Corp...........................    24,656      370,580
*   Goodrich Petroleum Corp..............................    15,186      207,744
#   Green Plains, Inc....................................   107,318    1,524,989
*   Gulf Island Fabrication, Inc.........................    82,156      779,660
#*  Gulfport Energy Corp.................................   414,673    3,479,106
#*  Halcon Resources Corp................................   354,860      581,970
    Hallador Energy Co...................................    65,926      373,471
    Halliburton Co.......................................   387,497   12,151,906
#*  Helix Energy Solutions Group, Inc....................   332,479    2,270,832
    Helmerich & Payne, Inc...............................   126,617    7,089,286
#   Hess Corp............................................   210,925   11,389,950
#*  HighPoint Resources Corp.............................   365,961    1,024,691
    HollyFrontier Corp...................................   351,348   19,794,946
#*  Hornbeck Offshore Services, Inc......................    38,647       51,014
#*  Independence Contract Drilling, Inc..................    31,818      108,818
#*  International Seaways, Inc...........................    60,641    1,098,815
#*  ION Geophysical Corp.................................    85,439      766,388
#*  Keane Group, Inc.....................................   299,969    3,023,688
#*  Key Energy Services, Inc.............................     4,036        6,740
    Kinder Morgan, Inc................................... 1,223,030   22,136,843
#*  KLX Energy Services Holdings, Inc....................    43,125    1,123,837
#*  Kosmos Energy, Ltd...................................   816,064    4,186,408
#*  Laredo Petroleum, Inc................................   462,616    1,757,941
*   Lonestar Resources US, Inc., Class A.................    25,520      127,600
#   Mammoth Energy Services, Inc.........................    39,575      875,795
    Marathon Oil Corp.................................... 1,190,339   18,795,453
    Marathon Petroleum Corp..............................   764,604   50,662,661
#*  Matador Resources Co.................................   257,093    5,013,313
*   Matrix Service Co....................................    61,721    1,323,915
#*  McDermott International, Inc.........................   855,601    7,546,401
#*  Mexco Energy Corp....................................       684        2,503
*   Midstates Petroleum Co., Inc.........................    43,139      417,586
*   Mitcham Industries, Inc..............................    58,960      234,661
#   Murphy Oil Corp......................................   393,885   10,772,755
#   Nabors Industries, Ltd...............................   703,246    2,081,608
    NACCO Industries, Inc., Class A......................    10,537      359,101
    National Oilwell Varco, Inc..........................   271,050    7,990,554
*   Natural Gas Services Group, Inc......................    17,412      287,472
#*  NCS Multistage Holdings, Inc.........................     1,906       10,788
*   Newfield Exploration Co..............................   533,145    9,745,891
*   Newpark Resources, Inc...............................   201,747    1,676,518
#*  Noble Corp. P.L.C....................................   604,069    1,993,428
    Noble Energy, Inc....................................   492,330   10,998,652
#   Nordic American Tankers, Ltd.........................    29,510       60,496
#*  Northern Oil and Gas, Inc............................   428,210    1,083,371
#*  Oasis Petroleum, Inc.................................   582,343    3,505,705
    Occidental Petroleum Corp............................   670,880   44,801,366
#*  Oceaneering International, Inc.......................   629,678    9,879,648
#*  Oil States International, Inc........................   140,744    2,423,612

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
ENERGY -- (Continued)
    ONEOK, Inc...........................................   415,508 $26,679,769
*   Overseas Shipholding Group, Inc., Class A............    47,976      86,837
#*  Pacific Ethanol, Inc.................................   511,457     654,665
    Panhandle Oil and Gas, Inc., Class A.................    28,121     449,936
#*  Par Pacific Holdings, Inc............................    90,316   1,468,538
#*  Parker Drilling Co...................................    12,699       3,587
*   Parsley Energy, Inc., Class A........................   352,269   6,545,158
    Patterson-UTI Energy, Inc............................   390,493   4,736,680
#   PBF Energy, Inc., Class A............................   329,983  12,083,977
#*  PDC Energy, Inc......................................   126,760   4,128,573
    Peabody Energy Corp..................................   276,515   9,871,585
#*  Penn Virginia Corp...................................    30,301   1,589,590
#*  PHI, Inc.............................................     2,247       8,988
#*  PHI, Inc. Non-Voting.................................   243,558     798,870
    Phillips 66..........................................   230,436  21,985,899
*   Pioneer Energy Services Corp.........................   846,587   1,252,949
    Pioneer Natural Resources Co.........................   191,792  27,295,837
*   Profire Energy, Inc..................................    14,618      24,412
#*  ProPetro Holding Corp................................   207,670   3,393,328
*   QEP Resources, Inc...................................   543,567   4,495,299
*   Quintana Energy Services, Inc........................    24,327     117,743
#   Range Resources Corp.................................   473,776   5,225,749
*   Ranger Energy Services, Inc..........................     3,462      28,475
#*  Renewable Energy Group, Inc..........................    98,363   2,842,691
#*  REX American Resources Corp..........................     8,700     634,491
*   RigNet, Inc..........................................    29,866     399,010
#*  Ring Energy, Inc.....................................   128,562     755,945
#*  Rowan Cos. P.L.C., Class A...........................   305,794   3,727,629
#   RPC, Inc.............................................   303,539   3,275,186
*   SandRidge Energy, Inc................................    24,238     200,933
    Schlumberger, Ltd....................................   547,040  24,184,638
#   Scorpio Tankers, Inc.................................    88,991   1,666,801
*   SEACOR Holdings, Inc.................................    42,854   1,773,727
#*  SEACOR Marine Holdings, Inc..........................    49,135     651,039
#*  Select Energy Services, Inc., Class A................   165,889   1,410,056
#   SemGroup Corp., Class A..............................   177,687   2,846,546
#   Ship Finance International, Ltd......................   201,415   2,449,206
#   SM Energy Co.........................................   260,976   5,120,349
#*  Smart Sand, Inc......................................    48,900     124,206
#   Solaris Oilfield Infrastructure, Inc., Class A.......    33,310     500,982
#*  Southwestern Energy Co...............................   986,175   4,309,585
#*  SRC Energy, Inc......................................   533,549   2,625,061
*   Superior Drilling Products, Inc......................     5,561      10,288
#*  Superior Energy Services, Inc........................ 1,894,417   7,407,170
*   Talos Energy, Inc....................................    51,985     992,913
#   Targa Resources Corp.................................   263,491  11,332,748
    TechnipFMC P.L.C.....................................   336,453   7,724,961
#   Teekay Corp..........................................   111,937     392,899
#   Teekay Tankers, Ltd., Class A........................   976,573     976,573
*   TETRA Technologies, Inc..............................   315,099     671,161
#*  Tidewater, Inc.......................................     2,931      63,075
#*  Transocean, Ltd......................................   763,592   6,543,983
#*  Ultra Petroleum Corp................................. 1,139,751     820,621
*   Unit Corp............................................   119,428   1,906,071
#   US Silica Holdings, Inc..............................   156,476   2,109,296
#*  VAALCO Energy, Inc...................................    10,350      19,044
    Valero Energy Corp...................................   335,799  29,489,868
#*  W&T Offshore, Inc....................................   282,411   1,423,351
#*  Whiting Petroleum Corp...............................   232,029   6,642,990

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                          ------- --------------
ENERGY -- (Continued)
*   WildHorse Resource Development Corp.................. 143,873 $    2,441,525
    Williams Cos., Inc. (The)............................ 571,816     15,399,005
    World Fuel Services Corp............................. 148,419      3,694,149
*   WPX Energy, Inc...................................... 678,037      8,312,734
                                                                  --------------
TOTAL ENERGY.............................................          1,297,128,181
                                                                  --------------
FINANCIALS -- (13.7%)
#*  1347 Property Insurance Holdings, Inc................   1,369          6,106
#   1st Constitution Bancorp.............................  14,109        273,997
    1st Source Corp......................................  56,892      2,582,897
#   Access National Corp.................................  16,342        385,835
    ACNB Corp............................................   9,218        335,535
    Affiliated Managers Group, Inc.......................  66,804      7,011,080
    Aflac, Inc........................................... 482,519     23,016,156
    Alleghany Corp.......................................  13,054      8,244,384
*   Allegiance Bancshares, Inc...........................   2,259         81,143
    Allstate Corp. (The)................................. 231,917     20,378,547
    Ally Financial, Inc.................................. 690,434     17,992,710
#   A-Mark Precious Metals, Inc..........................   8,896        115,381
*   Ambac Financial Group, Inc...........................  25,628        484,882
    American Equity Investment Life Holding Co........... 190,721      5,973,382
    American Express Co.................................. 497,174     51,059,770
    American Financial Group, Inc........................ 119,839     11,431,442
    American International Group, Inc.................... 513,825     22,212,655
    American National Bankshares, Inc....................  17,268        564,318
#   American National Insurance Co.......................  27,596      3,841,087
    American River Bankshares............................   8,283        111,655
    Ameriprise Financial, Inc............................ 239,132     30,274,111
    Ameris Bancorp....................................... 104,044      3,948,470
    AMERISAFE, Inc.......................................  43,467      2,582,374
    AmeriServ Financial, Inc.............................   8,436         34,841
    Ames National Corp...................................  17,366        436,581
    Aon P.L.C............................................ 155,628     24,313,762
*   Arch Capital Group, Ltd.............................. 314,292      9,224,470
#   Ares Management Corp., Class A.......................  32,099        669,585
    Argo Group International Holdings, Ltd...............  75,102      5,012,307
    Arrow Financial Corp.................................  26,418        841,413
    Arthur J Gallagher & Co.............................. 190,878     14,260,495
#   Artisan Partners Asset Management, Inc., Class A.....  92,554      2,158,359
#*  Ashford, Inc.........................................   3,038        197,470
    Aspen Insurance Holdings, Ltd........................ 134,565      5,615,397
    Associated Banc-Corp................................. 277,595      6,009,932
#   Associated Capital Group, Inc., Class A..............     352         14,921
    Assurant, Inc........................................ 110,847     10,684,542
    Assured Guaranty, Ltd................................ 232,335      9,423,508
    Asta Funding, Inc....................................   1,215          5,176
*   Athene Holding, Ltd., Class A........................ 166,777      7,154,733
    Atlantic American Corp...............................   2,737          7,527
*   Atlantic Capital Bancshares, Inc.....................  57,342      1,036,743
*   Atlanticus Holdings Corp.............................  14,132         53,136
*   Atlas Financial Holdings, Inc........................  17,175        152,686
#   Auburn National Bancorporation, Inc..................   1,203         39,170
    Axis Capital Holdings, Ltd........................... 137,209      7,347,542
#*  Axos Financial, Inc.................................. 141,091      4,283,523
#   Banc of California, Inc.............................. 108,829      1,586,727
    BancFirst Corp.......................................  63,148      3,389,785
    Bancorp 34, Inc......................................   1,370         20,577
#*  Bancorp of New Jersey, Inc...........................   7,801        104,767
*   Bancorp, Inc. (The).................................. 145,534      1,234,128

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
FINANCIALS -- (Continued)
#   BancorpSouth Bank....................................   159,590 $  4,656,836
    Bank of America Corp................................. 5,850,983  166,577,486
    Bank of Commerce Holdings............................    20,806      222,416
#   Bank of Hawaii Corp..................................    82,694    6,394,727
    Bank of Marin Bancorp................................    13,837      580,324
#   Bank of New York Mellon Corp. (The)..................   632,620   33,098,678
    Bank of NT Butterfield & Son, Ltd. (The).............   122,550    4,295,377
#   Bank of Princeton (The)..............................     1,433       42,331
    Bank of South Carolina Corp..........................     5,861      108,780
    Bank of the James Financial Group, Inc...............       800       11,360
#   Bank OZK.............................................   227,261    6,895,099
    BankFinancial Corp...................................    26,449      396,735
    BankUnited, Inc......................................   186,055    6,290,520
#   Bankwell Financial Group, Inc........................     2,878       83,174
    Banner Corp..........................................    77,251    4,213,270
    Bar Harbor Bankshares................................    12,183      291,539
*   Baycom Corp..........................................       900       19,440
    BB&T Corp............................................   403,793   19,705,098
    BCB Bancorp, Inc.....................................    14,874      174,621
    Beneficial Bancorp, Inc..............................   165,467    2,579,631
*   Berkshire Bancorp, Inc...............................     1,000       13,180
*   Berkshire Hathaway, Inc., Class B.................... 1,192,385  245,082,813
#   Berkshire Hills Bancorp, Inc.........................   104,558    2,849,205
    BGC Partners, Inc., Class A..........................   636,889    3,942,343
    BlackRock, Inc.......................................    61,408   25,489,233
*   Blucora, Inc.........................................    54,213    1,599,826
    Blue Capital Reinsurance Holdings, Ltd...............    11,797       80,574
    Blue Hills Bancorp, Inc..............................     9,244      218,528
    BOK Financial Corp...................................    97,679    8,118,102
    Boston Private Financial Holdings, Inc...............   215,928    2,504,765
    Bridge Bancorp, Inc..................................    17,724      545,722
*   Brighthouse Financial, Inc...........................   138,514    5,172,113
    BrightSphere Investment Group P.L.C..................   162,492    2,010,026
    Brookline Bancorp, Inc...............................   184,809    2,748,110
    Brown & Brown, Inc...................................   438,271   11,903,440
*   Brunswick Bancorp....................................        40          347
    Bryn Mawr Bank Corp..................................    45,559    1,685,227
*   BSB Bancorp, Inc.....................................     1,333       43,003
    C&F Financial Corp...................................     2,950      147,441
    Cadence BanCorp......................................   274,840    5,153,250
    Cambridge Bancorp....................................       533       40,561
    Camden National Corp.................................    32,664    1,323,545
*   Cannae Holdings, Inc.................................   162,878    3,150,061
    Capital City Bank Group, Inc.........................    23,287      558,888
    Capital One Financial Corp...........................   298,586   24,063,046
#   Capitol Federal Financial, Inc.......................   313,693    4,037,229
    Capstar Financial Holdings, Inc......................    23,140      369,083
    Carolina Financial Corp..............................    49,591    1,716,840
*   Carolina Trust Bancshares, Inc.......................     3,612       29,510
    Cathay General Bancorp...............................   134,527    4,993,642
    Cboe Global Markets, Inc.............................    92,718    8,647,808
#   CBTX, Inc............................................     1,416       45,666
    CenterState Banks Corp...............................   193,758    4,805,198
#*  Central Federal Corp.................................     1,602       19,833
    Central Pacific Financial Corp.......................    40,190    1,150,640
    Central Valley Community Bancorp.....................     1,439       28,449
    Century Bancorp, Inc., Class A.......................     7,876      611,414
    Charles Schwab Corp. (The)...........................   538,337   25,178,021
#   Chemical Financial Corp..............................   114,472    5,089,425

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    Chemung Financial Corp...............................     7,112 $   298,135
    Chubb, Ltd...........................................   256,986  34,191,987
    Cincinnati Financial Corp............................   118,249   9,592,359
    CIT Group, Inc.......................................   179,287   8,281,267
    Citigroup, Inc....................................... 1,356,080  87,412,917
    Citizens & Northern Corp.............................     9,869     247,416
#   Citizens Community Bancorp, Inc......................    18,370     215,848
    Citizens Financial Group, Inc........................   367,156  12,453,932
    Citizens First Corp..................................     3,200      70,080
    Citizens Holding Co..................................       772      16,953
*   Citizens, Inc........................................    39,312     278,722
#   City Holding Co......................................    31,018   2,223,370
    Civista Bancshares, Inc..............................    18,536     347,179
    CME Group, Inc.......................................   151,962  27,699,633
    CNA Financial Corp...................................    59,139   2,712,115
    CNB Financial Corp...................................    30,145     761,764
    CNO Financial Group, Inc.............................   184,317   3,295,588
    Codorus Valley Bancorp, Inc..........................     2,138      47,250
#   Cohen & Steers, Inc..................................   126,459   4,758,652
    Colony Bankcorp, Inc.................................     1,337      20,964
#   Columbia Banking System, Inc.........................   162,110   5,957,542
    Comerica, Inc........................................   198,601  15,637,843
#   Commerce Bancshares, Inc.............................   207,776  12,425,005
    Commercial National Financial Corp...................       847      18,465
#   Community Bank System, Inc...........................   127,180   7,624,441
*   Community Bankers Trust Corp.........................    39,875     297,467
#   Community Financial Corp. (The)......................     9,835     290,624
*   Community First Bancshares, Inc......................     8,736      92,689
    Community Trust Bancorp, Inc.........................    39,856   1,618,552
    Community West Bancshares............................     4,298      43,625
    ConnectOne Bancorp, Inc..............................    68,447   1,368,940
#*  Consumer Portfolio Services, Inc.....................   157,440     604,570
    County Bancorp, Inc..................................    12,334     211,035
#*  Cowen, Inc...........................................    33,497     541,646
    Crawford & Co., Class A..............................    66,921     640,434
    Crawford & Co., Class B..............................    50,315     485,540
#*  Credit Acceptance Corp...............................    39,555  15,743,681
#   Cullen/Frost Bankers, Inc............................    97,374   9,472,543
#*  Customers Bancorp, Inc...............................    71,646   1,409,277
    CVB Financial Corp...................................   243,472   5,334,472
    Diamond Hill Investment Group, Inc...................     7,514   1,164,670
#   Dime Community Bancshares, Inc.......................    85,536   1,686,770
    Discover Financial Services..........................   560,331  37,816,739
    DNB Financial Corp...................................     6,876     252,899
    Donegal Group, Inc., Class A.........................   122,002   1,606,766
#   Donegal Group, Inc., Class B.........................     2,147      26,698
#*  Donnelley Financial Solutions, Inc...................    92,759   1,357,992
    E*TRADE Financial Corp...............................   331,806  15,482,068
    Eagle Bancorp Montana, Inc...........................     9,395     167,983
#*  Eagle Bancorp, Inc...................................    75,384   4,137,074
    East West Bancorp, Inc...............................   217,327  10,935,895
#   Eaton Vance Corp.....................................   259,085   9,979,954
#*  eHealth, Inc.........................................    38,274   2,340,838
#   Elmira Savings Bank..................................     3,961      74,229
    EMC Insurance Group, Inc.............................    20,647     678,873
    Employers Holdings, Inc..............................    85,198   3,609,839
#*  Encore Capital Group, Inc............................    66,784   1,972,799
*   Enova International, Inc.............................   115,389   2,659,716
*   Enstar Group, Ltd....................................    26,644   4,742,632

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
*   Entegra Financial Corp...............................  10,660 $   249,018
    Enterprise Bancorp, Inc..............................   5,355     173,234
    Enterprise Financial Services Corp...................  57,525   2,538,578
#*  Equity Bancshares, Inc., Class A.....................  14,758     468,566
    Erie Indemnity Co., Class A..........................  65,666   9,612,189
*   Esquire Financial Holdings, Inc......................     716      15,559
    ESSA Bancorp, Inc....................................   9,594     144,486
*   Essent Group, Ltd.................................... 161,779   6,430,715
    Evans Bancorp, Inc...................................   8,471     296,485
    Evercore, Inc., Class A.............................. 122,133  10,924,797
    Everest Re Group, Ltd................................  39,665   8,688,618
#*  EZCORP, Inc., Class A................................ 120,118   1,119,500
#   FactSet Research Systems, Inc........................  55,420  12,116,475
#   Farmers & Merchants Bancorp, Inc.....................   1,121      35,345
    Farmers National Banc Corp...........................  11,290     146,431
    Fauquier Bankshares, Inc.............................     211       4,093
#   FB Financial Corp....................................  64,987   2,149,770
    FBL Financial Group, Inc., Class A...................  36,202   2,542,104
    Federal Agricultural Mortgage Corp., Class A.........   1,374      93,466
    Federal Agricultural Mortgage Corp., Class C.........  19,476   1,377,927
#   Federated Investors, Inc., Class B................... 278,242   7,270,463
    FedNat Holding Co....................................  36,099     653,753
*   FFBW, Inc............................................   2,900      31,001
    Fidelity D&D Bancorp, Inc............................   1,116      65,855
    Fidelity National Financial, Inc..................... 320,078  11,574,020
    Fidelity Southern Corp...............................  62,903   1,916,025
    Fifth Third Bancorp.................................. 875,722  23,486,864
    Financial Institutions, Inc..........................  41,909   1,123,999
    First American Financial Corp........................ 203,664  10,199,493
    First Bancorp........................................  68,671   2,525,033
    First BanCorp........................................ 479,927   5,111,223
    First Bancorp of Indiana, Inc........................      96       1,848
    First Bancorp, Inc...................................  13,530     350,021
*   First Bancshares, Inc................................     200       2,799
    First Bancshares, Inc. (The).........................   2,479      80,344
#   First Bank...........................................   2,272      25,537
    First Busey Corp..................................... 111,539   2,761,706
    First Business Financial Services, Inc...............   8,504     175,523
    First Capital, Inc...................................     700      31,906
    First Choice Bancorp.................................   1,929      41,686
    First Citizens BancShares, Inc., Class A.............  21,322   8,689,355
    First Commonwealth Financial Corp.................... 249,865   3,398,164
    First Community Bancshares, Inc......................  35,477   1,216,861
#   First Community Corp.................................  13,022     266,951
    First Defiance Financial Corp........................  43,324   1,220,870
#   First Financial Bancorp.............................. 233,511   6,148,345
#   First Financial Bankshares, Inc...................... 106,023   6,478,005
    First Financial Corp.................................  10,547     437,384
    First Financial Northwest, Inc.......................  14,137     214,176
#*  First Foundation, Inc................................  71,500   1,038,895
    First Hawaiian, Inc.................................. 177,102   4,556,834
#   First Horizon National Corp.......................... 519,849   7,631,383
#   First Internet Bancorp...............................  15,407     308,140
    First Interstate BancSystem, Inc., Class A...........  86,841   3,379,852
    First Merchants Corp................................. 124,123   4,546,625
#   First Mid-Illinois Bancshares, Inc...................  16,197     527,698
    First Midwest Bancorp, Inc........................... 236,280   5,202,886
    First Northwest Bancorp..............................  15,253     232,913
    First of Long Island Corp. (The).....................  19,693     408,039

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
#   First Republic Bank..................................   144,439 $13,957,141
#   First Savings Financial Group, Inc...................       512      25,667
    First United Corp....................................    11,701     189,556
    First US Bancshares, Inc.............................     4,857      47,356
#   FirstCash, Inc.......................................   100,097   8,250,996
#*  Flagstar Bancorp, Inc................................   129,652   3,999,764
    Flushing Financial Corp..............................    85,352   1,893,107
#   FNB Corp.............................................   525,072   6,117,089
#*  Franklin Financial Network, Inc......................    31,196     994,217
#   Franklin Resources, Inc..............................   426,647  12,633,018
    FS Bancorp, Inc......................................     5,668     275,181
#   Fulton Financial Corp................................   386,777   6,207,771
#   GAIN Capital Holdings, Inc...........................    69,790     451,541
    GAINSCO, Inc.........................................       513      15,354
#   GAMCO Investors, Inc., Class A.......................    20,016     399,319
*   Genworth Financial, Inc., Class A....................   554,579   2,684,162
#   German American Bancorp, Inc.........................    44,467   1,300,660
#   Glacier Bancorp, Inc.................................   156,747   6,611,588
    Global Indemnity, Ltd................................    19,910     655,039
    Goldman Sachs Group, Inc. (The)......................   215,265  42,624,623
*   Great Elm Capital Group, Inc.........................    33,083     103,550
    Great Southern Bancorp, Inc..........................    32,348   1,725,442
    Great Western Bancorp, Inc...........................   132,496   4,675,784
*   Green Dot Corp., Class A.............................   119,408   8,838,580
#   Greenhill & Co., Inc.................................    62,640   1,569,758
#*  Greenlight Capital Re, Ltd., Class A.................    68,604     711,423
#   Guaranty Bancshares, Inc.............................       500      15,000
    Guaranty Federal Bancshares, Inc.....................     2,962      66,645
*   Hallmark Financial Services, Inc.....................    16,543     160,467
*   Hamilton Bancorp, Inc................................     1,300      18,720
#   Hamilton Lane, Inc., Class A.........................    37,790   1,370,643
    Hancock Whitney Corp.................................   153,362   6,300,111
    Hanmi Financial Corp.................................    77,679   1,703,500
    Hanover Insurance Group, Inc. (The)..................    81,151   9,254,460
*   HarborOne Bancorp, Inc...............................     2,956      44,872
    Harleysville Financial Corp..........................     1,916      46,942
    Hartford Financial Services Group, Inc. (The)........   496,008  23,272,695
#   Hawthorn Bancshares, Inc.............................     7,258     165,918
#   HCI Group, Inc.......................................    21,758   1,030,894
    Heartland Financial USA, Inc.........................    76,774   3,482,469
#   Hennessy Advisors, Inc...............................    13,944     160,914
#   Heritage Commerce Corp...............................   101,075   1,341,265
#   Heritage Financial Corp..............................    80,645   2,498,382
    Heritage Insurance Holdings, Inc.....................    28,530     414,256
    Hilltop Holdings, Inc................................   177,004   3,258,644
    Hingham Institution for Savings......................       915     169,184
*   HMN Financial, Inc...................................     6,390     127,097
    Home Bancorp, Inc....................................     8,001     282,915
#   Home BancShares, Inc.................................   340,401   6,232,742
*   HomeStreet, Inc......................................    50,976   1,247,383
    HomeTrust Bancshares, Inc............................       761      20,547
#   Hope Bancorp, Inc....................................   306,541   4,386,602
#   HopFed Bancorp, Inc..................................     8,711     170,910
    Horace Mann Educators Corp...........................    93,510   3,894,691
    Horizon Bancorp, Inc.................................    71,492   1,153,881
    Houlihan Lokey, Inc..................................    56,137   2,483,501
#*  Howard Bancorp, Inc..................................    13,671     175,399
#   Huntington Bancshares, Inc........................... 1,399,965  18,535,537
    IBERIABANK Corp......................................    87,670   6,477,936

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
FINANCIALS -- (Continued)
    IF Bancorp, Inc......................................       900 $     18,099
    Independence Holding Co..............................     3,097      110,749
#   Independent Bank Corp................................    53,303    4,252,513
    Independent Bank Corp................................    53,637    1,188,596
    Independent Bank Group, Inc..........................    90,327    4,765,653
    Interactive Brokers Group, Inc., Class A.............   187,946    9,472,478
    Intercontinental Exchange, Inc.......................   294,826   22,630,844
    International Bancshares Corp........................   148,121    5,253,852
*   INTL. FCStone, Inc...................................    34,586    1,322,223
    Invesco, Ltd.........................................   397,111    7,235,362
    Investar Holding Corp................................     7,660      176,640
    Investment Technology Group, Inc.....................    58,132    1,759,074
    Investors Bancorp, Inc...............................   496,062    6,022,193
    Investors Title Co...................................     3,578      618,028
    James River Group Holdings, Ltd......................    70,454    2,717,411
#   Janus Henderson Group P.L.C..........................   263,590    5,754,170
#   Jefferies Financial Group, Inc.......................   393,322    8,185,031
    JPMorgan Chase & Co.................................. 2,314,893  239,591,425
#   Kearny Financial Corp................................   226,848    2,912,728
#   Kemper Corp..........................................   117,886    8,862,669
    Kentucky First Federal Bancorp.......................     6,958       53,925
    KeyCorp..............................................   826,800   13,617,396
    Kingstone Cos., Inc..................................    14,201      233,606
    Kinsale Capital Group, Inc...........................    19,876    1,152,808
    Ladenburg Thalmann Financial Services, Inc...........    23,786       68,504
    Lake Shore Bancorp, Inc..............................     1,025       16,400
    Lakeland Bancorp, Inc................................   105,707    1,654,315
#   Lakeland Financial Corp..............................    51,149    2,303,239
    Landmark Bancorp, Inc................................     5,949      137,184
    Lazard, Ltd., Class A................................   153,386    6,103,229
    LCNB Corp............................................    24,005      396,082
#   LegacyTexas Financial Group, Inc.....................   105,103    4,187,304
    Legg Mason, Inc......................................   307,341    9,158,762
#*  LendingClub Corp.....................................   946,430    3,019,112
#*  LendingTree, Inc.....................................    14,103    4,179,283
*   Limestone Bancorp, Inc...............................     6,542       94,990
    Lincoln National Corp................................   166,409    9,733,262
#   Live Oak Bancshares, Inc.............................    76,793    1,067,423
    Loews Corp...........................................   248,334   11,895,199
    LPL Financial Holdings, Inc..........................   255,096   17,951,106
    M&T Bank Corp........................................   145,268   23,902,397
    Macatawa Bank Corp...................................    58,211      568,139
    Mackinac Financial Corp..............................    15,725      247,669
*   Magyar Bancorp, Inc..................................       711        8,354
#   Maiden Holdings, Ltd.................................   225,364      290,720
*   Malvern Bancorp, Inc.................................    12,726      266,228
#   Manning & Napier, Inc................................    13,893       29,592
*   Markel Corp..........................................     9,516   10,025,201
#   MarketAxess Holdings, Inc............................    44,688    9,597,642
    Marlin Business Services Corp........................    24,496      543,566
    Marsh & McLennan Cos., Inc...........................   323,742   28,550,807
    MB Financial, Inc....................................   136,060    6,038,343
#*  MBIA, Inc............................................   296,282    2,847,270
    MBT Financial Corp...................................    37,339      373,763
    Mercantile Bank Corp.................................    24,982      829,402
#   Mercury General Corp.................................   124,479    6,435,564
    Meridian Bancorp, Inc................................   126,227    1,998,805
#   Meta Financial Group, Inc............................    78,576    1,850,465
    MetLife, Inc.........................................   477,686   21,815,920

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
*   MGIC Investment Corp................................. 174,562 $ 2,178,534
    Mid Penn Bancorp, Inc................................     997      23,081
    Middlefield Banc Corp................................   4,468     191,052
#   Midland States Bancorp, Inc..........................   5,862     141,333
#   MidSouth Bancorp, Inc................................  27,735     316,734
    MidWestOne Financial Group, Inc......................   5,601     155,204
*   MMA Capital Holdings, Inc............................   9,214     254,767
    Moelis & Co., Class A................................  65,076   2,847,075
#   Moody's Corp......................................... 133,417  21,147,929
    Morgan Stanley....................................... 818,294  34,613,836
    Morningstar, Inc.....................................  77,454   9,615,914
#*  Mr Cooper Group, Inc.................................   8,097     124,613
    MSB Financial Corp...................................   7,116     126,309
    MSCI, Inc............................................ 122,738  20,898,599
    MutualFirst Financial, Inc...........................  17,603     510,487
    MVB Financial Corp...................................   3,947      66,467
#   Nasdaq, Inc.......................................... 222,754  19,611,262
    National Bank Holdings Corp., Class A................  82,515   2,637,179
*   National Commerce Corp...............................   6,694     272,546
    National General Holdings Corp....................... 186,984   4,515,664
*   National Holdings Corp...............................   4,900      15,435
    National Security Group, Inc. (The)..................     312       3,744
    National Western Life Group, Inc., Class A...........   7,419   2,250,183
    Navient Corp......................................... 636,655   7,257,867
    Navigators Group, Inc. (The).........................  68,490   4,780,602
#   NBT Bancorp, Inc..................................... 100,955   3,596,017
    Nelnet, Inc., Class A................................  74,678   3,928,063
#   New York Community Bancorp, Inc...................... 742,765   8,630,929
>>  NewStar Financial, Inc...............................  71,934      14,006
*   NI Holdings, Inc.....................................     627       9,405
*   Nicholas Financial, Inc..............................   9,629     101,297
*   Nicolet Bankshares, Inc..............................     330      18,048
*   NMI Holdings, Inc., Class A.......................... 145,801   3,207,622
#   Northeast Bancorp....................................  11,066     218,222
    Northeast Community Bancorp, Inc.....................   5,056      60,925
    Northern Trust Corp.................................. 227,946  20,164,103
#   Northfield Bancorp, Inc.............................. 130,203   1,863,205
    Northrim BanCorp, Inc................................   8,802     291,610
#   Northwest Bancshares, Inc............................ 229,563   4,049,491
    Norwood Financial Corp...............................   2,294      67,260
#   Oak Valley Bancorp...................................     883      15,585
    OceanFirst Financial Corp............................ 107,326   2,576,897
#   Oconee Federal Financial Corp........................     365       9,545
#*  Ocwen Financial Corp................................. 122,431     205,684
    OFG Bancorp.......................................... 119,151   2,309,146
#   Ohio Valley Banc Corp................................   1,110      39,827
    Old Line Bancshares, Inc.............................  19,435     524,939
#   Old National Bancorp................................. 352,951   5,696,629
    Old Point Financial Corp.............................   2,092      50,082
    Old Republic International Corp...................... 474,428   9,559,724
    Old Second Bancorp, Inc..............................   4,388      61,564
*   On Deck Capital, Inc................................. 180,875   1,360,180
*   OneMain Holdings, Inc................................ 299,718   8,958,571
    Oppenheimer Holdings, Inc., Class A..................  13,697     368,860
    Opus Bank............................................  76,909   1,607,398
#   Oritani Financial Corp............................... 107,770   1,817,002
#   Orrstown Financial Services, Inc.....................  16,730     315,026
*   Pacific Mercantile Bancorp...........................  37,609     295,607
*   Pacific Premier Bancorp, Inc......................... 138,231   4,112,372

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
#   PacWest Bancorp......................................   172,640 $ 6,662,178
    Park National Corp...................................    30,787   2,894,594
    Parke Bancorp, Inc...................................     9,639     189,117
    Pathfinder Bancorp, Inc..............................     4,141      58,802
    Patriot National Bancorp, Inc........................       873      12,899
    PB Bancorp, Inc......................................     8,605      95,257
    PCSB Financial Corp..................................    16,500     335,115
    Peapack Gladstone Financial Corp.....................    40,657   1,085,135
    Penns Woods Bancorp, Inc.............................     5,862     207,104
#   Pennymac Financial Services, Inc.....................    69,535   1,437,984
    Peoples Bancorp of North Carolina, Inc...............     2,246      58,396
    Peoples Bancorp, Inc.................................    41,232   1,319,424
#   People's United Financial, Inc.......................   584,045   9,566,657
    People's Utah Bancorp................................     6,641     195,245
#   Pinnacle Financial Partners, Inc.....................   122,639   6,594,299
    Piper Jaffray Cos....................................    33,328   2,300,632
    PJT Partners, Inc., Class A..........................    34,315   1,492,016
    Plumas Bancorp.......................................     7,800     190,710
    PNC Financial Services Group, Inc. (The).............   263,039  32,266,994
    Popular, Inc.........................................   173,425   9,470,739
#*  PRA Group, Inc.......................................    99,155   2,926,064
    Preferred Bank.......................................    28,227   1,314,249
    Premier Financial Bancorp, Inc.......................    10,756     153,488
    Primerica, Inc.......................................   112,535  12,645,558
    Principal Financial Group, Inc.......................   352,310  17,640,162
    ProAssurance Corp....................................   107,989   4,606,811
    Progressive Corp. (The)..............................   433,468  29,168,062
#   Prosperity Bancshares, Inc...........................   113,095   8,045,578
    Protective Insurance Corp., Class A..................     1,488      27,900
    Protective Insurance Corp., Class B..................     8,934     164,654
#*  Provident Bancorp, Inc...............................    12,252     277,018
    Provident Financial Holdings, Inc....................     6,264     106,488
#   Provident Financial Services, Inc....................   153,221   3,786,091
    Prudential Bancorp, Inc..............................    14,780     269,587
    Prudential Financial, Inc............................   210,886  19,431,036
    Pzena Investment Management, Inc., Class A...........     8,560      74,986
    QCR Holdings, Inc....................................    17,110     586,189
    Radian Group, Inc....................................   139,181   2,677,842
*   Randolph Bancorp, Inc................................     6,827      96,602
    Raymond James Financial, Inc.........................   183,943  14,807,411
*   Regional Management Corp.............................    32,863     903,075
    Regions Financial Corp............................... 1,299,652  19,715,721
    Reinsurance Group of America, Inc....................    76,308  11,022,691
    RenaissanceRe Holdings, Ltd..........................    65,351   9,020,399
    Renasant Corp........................................   128,927   4,579,487
    Republic Bancorp, Inc., Class A......................    17,757     740,289
#*  Republic First Bancorp, Inc..........................    60,105     354,619
    Riverview Bancorp, Inc...............................    39,490     294,201
#   RLI Corp.............................................    73,109   4,825,925
    S&P Global, Inc......................................   195,172  37,404,714
#   S&T Bancorp, Inc.....................................    77,876   2,991,996
#*  Safeguard Scientifics, Inc...........................    45,232     429,252
    Safety Insurance Group, Inc..........................    37,595   3,094,444
#   Salisbury Bancorp, Inc...............................     3,314     133,488
    Sandy Spring Bancorp, Inc............................    77,221   2,518,177
#   Santander Consumer USA Holdings, Inc.................   563,100  10,732,686
#   SB Financial Group, Inc..............................     9,396     172,135
#   SB One Bancorp.......................................    13,162     288,248
#*  Seacoast Banking Corp. of Florida....................    56,533   1,555,788

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
*   Security National Financial Corp., Class A...........  16,553 $    87,401
    SEI Investments Co................................... 235,195  11,181,170
*   Select Bancorp, Inc..................................  35,213     426,077
#   Selective Insurance Group, Inc....................... 111,647   6,801,535
#   ServisFirst Bancshares, Inc.......................... 103,724   3,500,685
    Severn Bancorp, Inc..................................  12,666     104,495
    Shore Bancshares, Inc................................  10,727     159,832
    SI Financial Group, Inc..............................  21,280     274,086
*   Siebert Financial Corp...............................   3,562      39,396
    Sierra Bancorp.......................................  30,918     822,419
    Signature Bank.......................................  55,805   7,104,535
    Silvercrest Asset Management Group, Inc., Class A....   8,806     117,296
#   Simmons First National Corp., Class A................ 207,754   5,139,834
*   SLM Corp............................................. 949,216  10,166,103
*   SmartFinancial, Inc..................................     852      16,444
    Sound Financial Bancorp, Inc.........................     815      27,156
    South State Corp.....................................  70,122   4,652,595
*   Southern First Bancshares, Inc.......................  13,928     501,269
    Southern Missouri Bancorp, Inc.......................   4,768     167,881
    Southern National Bancorp of Virginia, Inc...........  19,942     300,725
#   Southside Bancshares, Inc............................  77,652   2,561,739
    Southwest Georgia Financial Corp.....................   1,301      28,570
    Standard AVB Financial Corp..........................     601      18,980
    State Auto Financial Corp............................  95,042   3,231,428
    State Street Corp.................................... 207,515  14,712,813
#   Sterling Bancorp..................................... 395,704   7,613,345
#   Stewardship Financial Corp...........................   5,143      44,744
    Stewart Information Services Corp....................  63,842   2,837,777
#   Stifel Financial Corp................................ 125,704   6,017,450
#   Stock Yards Bancorp, Inc.............................  53,081   1,835,010
    Summit Financial Group, Inc..........................     619      14,565
    Summit State Bank....................................   6,914      80,756
    SunTrust Banks, Inc.................................. 262,334  15,587,886
*   SVB Financial Group..................................  72,247  16,861,005
    Synchrony Financial.................................. 829,453  24,916,768
    Synovus Financial Corp............................... 362,269  12,831,568
    T Rowe Price Group, Inc.............................. 316,998  29,626,633
    TCF Financial Corp................................... 348,119   7,714,317
    TD Ameritrade Holding Corp........................... 206,333  11,544,331
    Territorial Bancorp, Inc.............................  18,195     501,818
    Teton Advisors, Inc., Class A........................      29       1,496
*   Texas Capital Bancshares, Inc........................  97,717   5,693,970
#   TFS Financial Corp................................... 212,789   3,470,589
*   TheStreet, Inc.......................................  68,650     146,225
*   Third Point Reinsurance, Ltd......................... 202,660   2,129,957
    Timberland Bancorp, Inc..............................  14,051     395,114
    Tiptree, Inc.........................................  80,023     476,137
#   Tompkins Financial Corp..............................  29,901   2,198,920
    Torchmark Corp.......................................  88,580   7,419,461
    Towne Bank........................................... 156,381   4,059,651
    Travelers Cos., Inc. (The)........................... 234,212  29,402,974
    TriCo Bancshares.....................................  66,785   2,519,130
#*  TriState Capital Holdings, Inc.......................  61,192   1,245,869
#*  Triumph Bancorp, Inc.................................  58,000   1,766,680
#*  Trupanion, Inc.......................................  10,562     280,421
#   TrustCo Bank Corp. NY................................ 237,789   1,845,243
#   Trustmark Corp....................................... 149,722   4,720,735
    Two River Bancorp....................................  13,748     221,618
    U.S. Bancorp......................................... 959,232  49,074,309

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
FINANCIALS -- (Continued)
#   UMB Financial Corp...................................    80,523 $    5,182,460
    Umpqua Holdings Corp.................................   366,755      6,484,228
*   Unico American Corp..................................       100            630
    Union Bankshares Corp................................   158,570      5,004,469
    Union Bankshares, Inc................................       863         41,122
    United Bancorp, Inc..................................     4,611         51,228
    United Bancshares, Inc...............................     1,736         39,043
#   United Bankshares, Inc...............................   170,828      6,042,186
    United Community Banks, Inc..........................   175,819      4,522,065
    United Community Financial Corp......................   113,049      1,071,705
    United Financial Bancorp, Inc........................   105,045      1,555,716
#   United Fire Group, Inc...............................    55,466      2,884,232
#   United Insurance Holdings Corp.......................    95,897      1,565,039
    United Security Bancshares...........................    23,165        237,673
    Unity Bancorp, Inc...................................    16,966        336,096
    Universal Insurance Holdings, Inc....................    88,522      3,339,050
    Univest Financial Corp...............................    61,713      1,449,638
    Unum Group...........................................   209,540      7,283,610
#   Valley National Bancorp..............................   531,679      5,375,275
    Value Line, Inc......................................     2,920         62,634
#*  Veritex Holdings, Inc................................    74,410      1,968,889
#*  Victory Capital Holdings, Inc., Class A..............    28,339        308,895
#   Virtu Financial, Inc., Class A.......................   147,051      3,757,153
#   Virtus Investment Partners, Inc......................    19,564      1,760,173
    Voya Financial, Inc..................................   220,302     10,228,622
    VSB Bancorp, Inc.....................................       169          3,833
#   Waddell & Reed Financial, Inc., Class A..............   201,451      3,448,841
    Walker & Dunlop, Inc.................................    80,227      3,856,512
    Washington Federal, Inc..............................   197,751      5,752,577
    Washington Trust Bancorp, Inc........................    32,597      1,696,348
    Waterstone Financial, Inc............................    59,896        940,367
    Webster Financial Corp...............................   164,857      8,882,495
    Wellesley Bank.......................................     2,340         71,604
    Wells Fargo & Co..................................... 3,061,425    149,734,297
    WesBanco, Inc........................................   110,808      4,499,913
    West Bancorporation, Inc.............................    35,687        768,698
#   Westamerica Bancorporation...........................    52,898      3,314,589
*   Western Alliance Bancorp.............................   209,110      9,259,391
    Western New England Bancorp, Inc.....................    58,206        538,405
    Westwood Holdings Group, Inc.........................    18,495        677,287
    White Mountains Insurance Group, Ltd.................     7,093      6,338,163
    Willis Towers Watson P.L.C...........................    99,224     16,152,675
    Wintrust Financial Corp..............................   100,877      7,176,390
#   WisdomTree Investments, Inc..........................   253,470      1,698,249
#*  World Acceptance Corp................................    22,745      2,358,429
    WR Berkley Corp......................................   155,672     11,969,620
#   WSFS Financial Corp..................................    72,015      3,036,873
    WVS Financial Corp...................................       803         12,463
#   Zions Bancorp NA.....................................   229,221     10,908,627
                                                                    --------------
TOTAL FINANCIALS.........................................            3,488,506,656
                                                                    --------------
HEALTH CARE -- (11.6%)
    Abbott Laboratories..................................   875,335     63,881,948
    AbbVie, Inc..........................................   823,970     66,156,551
#*  Abeona Therapeutics, Inc.............................     6,035         40,978
*   ABIOMED, Inc.........................................    38,874     13,647,495
#*  Acadia Healthcare Co., Inc...........................   184,143      5,038,152
#*  Accuray, Inc.........................................    69,870        307,428
#   Aceto Corp...........................................    64,703         78,291

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTH CARE -- (Continued)
*   Achillion Pharmaceuticals, Inc....................... 281,426 $   616,323
#*  Aclaris Therapeutics, Inc............................  59,564     415,161
#*  Acorda Therapeutics, Inc............................. 104,599   1,739,481
*   Addus HomeCare Corp..................................  21,078   1,267,842
*   Aduro Biotech, Inc...................................   3,835      11,428
#*  Adverum Biotechnologies, Inc......................... 116,597     370,778
#*  Aeglea BioTherapeutics, Inc..........................  29,256     267,400
*   Affimed NV...........................................  28,571      97,999
    Agilent Technologies, Inc............................ 216,813  16,488,629
#*  Agios Pharmaceuticals, Inc...........................  38,210   2,048,056
#*  Akebia Therapeutics, Inc.............................  88,384     486,996
*   Akorn, Inc........................................... 219,108     823,846
#*  Albireo Pharma, Inc..................................   9,678     251,628
#*  Alder Biopharmaceuticals, Inc........................  64,958     914,609
#*  Aldeyra Therapeutics, Inc............................   2,952      26,007
*   Alexion Pharmaceuticals, Inc......................... 154,249  18,966,457
*   Align Technology, Inc................................  89,519  22,285,755
#*  Alkermes P.L.C.......................................  89,787   2,951,299
*   Allena Pharmaceuticals, Inc..........................   4,970      34,840
    Allergan P.L.C....................................... 195,327  28,123,181
*   Allscripts Healthcare Solutions, Inc................. 385,394   4,543,795
#*  Alnylam Pharmaceuticals, Inc.........................  51,695   4,318,083
#*  Alphatec Holdings, Inc...............................  18,887      24,553
*   Alpine Immune Sciences, Inc..........................   3,872      25,091
#*  AMAG Pharmaceuticals, Inc............................  25,767     421,806
*   Amedisys, Inc........................................  60,176   7,892,684
#*  American Renal Associates Holdings, Inc..............  20,661     250,411
#*  American Shared Hospital Services....................     797       2,000
    AmerisourceBergen Corp............................... 206,731  17,235,163
    Amgen, Inc........................................... 522,469  97,759,175
#*  Amicus Therapeutics, Inc............................. 103,278   1,243,467
#*  AMN Healthcare Services, Inc......................... 146,304   9,479,036
#*  Amneal Pharmaceuticals, Inc.......................... 123,733   1,519,441
#*  Amphastar Pharmaceuticals, Inc.......................  73,371   1,669,924
#*  AnaptysBio, Inc......................................  17,961   1,191,174
*   AngioDynamics, Inc...................................  99,229   2,093,732
#*  ANI Pharmaceuticals, Inc.............................  27,938   1,501,388
#*  Anika Therapeutics, Inc..............................  28,213   1,071,812
    Anthem, Inc.......................................... 160,952  48,768,456
#*  Apollo Endosurgery, Inc..............................  22,845      79,272
#*  Applied Genetic Technologies Corp....................  28,810      85,278
#*  Aptevo Therapeutics, Inc.............................  33,737      53,979
    Apyx Medical Corp....................................  15,922     138,044
#*  Aquinox Pharmaceuticals, Inc.........................   8,000      18,400
#*  Aratana Therapeutics, Inc............................  76,449     338,669
*   Ardelyx, Inc......................................... 117,663     247,092
#*  Arena Pharmaceuticals, Inc...........................  81,180   3,731,845
#*  Array BioPharma Inc..................................  94,411   1,762,653
#*  Assertio Therapeutics, Inc........................... 125,444     559,480
#*  Atara Biotherapeutics, Inc...........................  74,963   2,848,594
#*  athenahealth, Inc....................................  70,210   9,460,095
    Atrion Corp..........................................   3,292   2,455,305
#*  Audentes Therapeutics, Inc...........................  71,429   1,771,439
#*  Avanos Medical, Inc.................................. 109,368   4,981,712
    Baxter International, Inc............................ 228,657  16,575,346
    Becton Dickinson and Co.............................. 100,282  25,016,348
*   Biogen, Inc.......................................... 129,507  43,226,846
#*  BioMarin Pharmaceutical, Inc.........................  64,777   6,359,158
*   Bio-Rad Laboratories, Inc., Class A..................  36,913   9,223,451

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
HEALTH CARE -- (Continued)
#*  BioScrip, Inc........................................   160,655 $   583,178
*   BioSpecifics Technologies Corp.......................    10,712     696,066
    Bio-Techne Corp......................................    47,687   8,319,474
#*  BioTelemetry, Inc....................................    55,946   4,018,042
#*  Bluebird Bio, Inc....................................    35,730   4,767,454
*   Boston Scientific Corp...............................   635,944  24,261,264
    Bristol-Myers Squibb Co..............................   982,403  48,501,236
*   Brookdale Senior Living, Inc......................... 2,169,351  17,680,211
    Bruker Corp..........................................   253,433   8,885,361
*   Caladrius Biosciences, Inc...........................    10,038      48,885
#*  Calithera Biosciences, Inc...........................    65,497     292,117
#*  Cambrex Corp.........................................    81,456   3,555,554
    Cantel Medical Corp..................................    74,196   6,041,038
#*  Capital Senior Living Corp...........................    94,573     659,174
    Cardinal Health, Inc.................................   393,346  19,655,500
*   Cardiovascular Systems, Inc..........................    22,906     713,064
#*  Castlight Health, Inc., Class B......................   124,121     368,639
#*  Catalent, Inc........................................   308,622  11,397,410
*   Catalyst Biosciences, Inc............................    16,510     145,123
*   Celgene Corp.........................................   549,275  48,588,866
#*  Celldex Therapeutics, Inc............................ 1,121,359     569,426
*   Centene Corp.........................................   188,187  24,571,577
*   Cerner Corp..........................................   375,092  20,596,302
*   Charles River Laboratories International, Inc........   104,376  12,858,079
#*  Checkpoint Therapeutics, Inc.........................     3,912      14,983
    Chemed Corp..........................................    33,122   9,868,369
*   ChemoCentryx, Inc....................................    26,008     318,338
#*  Chiasma, Inc.........................................    27,690      94,977
*   Chimerix, Inc........................................    88,729     206,739
*   Cigna Corp...........................................   292,785  58,501,371
*   Civitas Solutions, Inc...............................    20,536     364,103
#*  Clearside Biomedical, Inc............................    16,471      19,436
*   Cocrystal Pharma, Inc................................     2,341       6,929
#*  Collegium Pharmaceutical, Inc........................    15,218     243,640
#*  Community Health Systems, Inc........................   231,802     913,300
    Computer Programs & Systems, Inc.....................    26,388     692,421
#*  Concert Pharmaceuticals, Inc.........................    47,290     669,154
    CONMED Corp..........................................    54,334   3,822,397
    Cooper Cos., Inc. (The)..............................    38,077  10,614,345
#*  Corcept Therapeutics, Inc............................   170,510   1,906,302
*   CorVel Corp..........................................    39,648   2,476,811
#*  Corvus Pharmaceuticals, Inc..........................    14,435      57,596
*   Cross Country Healthcare, Inc........................    79,456     765,161
#*  CryoLife, Inc........................................    57,470   1,603,988
*   Cumberland Pharmaceuticals, Inc......................    22,381     119,738
*   Cutera, Inc..........................................    11,803     169,491
    CVS Health Corp......................................   882,179  57,826,833
#*  Cymabay Therapeutics, Inc............................    89,231     776,310
    Danaher Corp.........................................   257,314  28,541,269
*   DaVita, Inc..........................................   264,243  14,831,960
#*  Deciphera Pharmaceuticals, Inc.......................    51,611   1,386,788
    DENTSPLY SIRONA, Inc.................................   198,054   8,308,365
#*  Dermira, Inc.........................................    11,713      77,306
*   DexCom, Inc..........................................    39,709   5,600,160
    Digirad Corp.........................................     9,575       6,755
#*  Diplomat Pharmacy, Inc...............................   161,844   2,346,738
#*  Eagle Pharmaceuticals, Inc...........................    13,359     564,551
*   Edwards Lifesciences Corp............................   149,789  25,527,041
*   Electromed, Inc......................................     2,121      12,058

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTH CARE -- (Continued)
    Eli Lilly & Co....................................... 496,845 $59,551,842
*   Emergent BioSolutions, Inc...........................  97,613   6,090,075
#*  Enanta Pharmaceuticals, Inc..........................  20,938   1,663,105
    Encompass Health Corp................................ 246,509  16,476,662
*   Endo International P.L.C............................. 473,498   4,616,605
    Ensign Group, Inc. (The)............................. 115,219   5,020,092
#*  Enzo Biochem, Inc.................................... 126,162     474,369
#*  Evolent Health, Inc., Class A........................ 176,530   3,121,050
#*  Exact Sciences Corp..................................  69,171   6,230,924
*   Exelixis, Inc........................................ 483,958  11,406,890
#*  FibroGen, Inc........................................  40,493   2,297,978
#*  Five Prime Therapeutics, Inc.........................  74,894     842,558
*   Five Star Senior Living, Inc.........................  25,266      18,950
#*  Flexion Therapeutics, Inc............................   5,885      86,451
*   FONAR Corp...........................................  12,822     283,366
*   Fulgent Genetics, Inc................................  16,288      63,849
#*  G1 Therapeutics, Inc.................................   7,998     171,077
*   Genomic Health, Inc..................................  20,129   1,525,979
    Gilead Sciences, Inc................................. 965,652  67,605,297
#*  Global Blood Therapeutics, Inc.......................  83,768   4,013,325
#*  Globus Medical, Inc., Class A........................ 151,444   6,822,552
#*  GlycoMimetics, Inc...................................  64,840     726,208
*   Haemonetics Corp.....................................  83,141   8,223,476
#*  Halozyme Therapeutics, Inc........................... 162,218   2,624,687
*   Hanger, Inc..........................................  41,296     866,390
*   Harvard Bioscience, Inc..............................  57,899     198,594
    HCA Healthcare, Inc.................................. 136,629  19,050,181
#*  HealthEquity, Inc....................................  71,172   4,436,862
    HealthStream, Inc....................................  51,968   1,307,515
#*  Henry Schein, Inc.................................... 138,854  10,788,956
#*  Heska Corp...........................................  11,112   1,095,643
    Hill-Rom Holdings, Inc............................... 133,627  13,365,373
*   HMS Holdings Corp.................................... 142,103   4,261,669
#*  Hologic, Inc......................................... 471,837  20,949,563
*   Horizon Pharma P.L.C................................. 326,256   7,011,241
    Humana, Inc.......................................... 106,580  32,932,154
#*  Icad, Inc............................................   1,228       6,631
*   ICU Medical, Inc.....................................  22,190   5,520,872
*   IDEXX Laboratories, Inc..............................  80,866  17,206,667
*   Illumina, Inc........................................  76,190  21,317,200
*   Immune Design Corp...................................   9,583      14,949
*   Incyte Corp..........................................  73,602   5,931,585
#*  Infinity Pharmaceuticals, Inc........................  57,909      70,070
*   InfuSystem Holdings, Inc.............................  25,741      97,301
#*  Innoviva, Inc........................................ 171,071   2,925,314
#*  Inogen, Inc..........................................  26,156   3,955,049
#*  Inovio Pharmaceuticals, Inc..........................  19,866      99,529
#*  Insmed, Inc..........................................  62,827   1,527,324
#*  Inspire Medical Systems, Inc.........................  21,902   1,174,604
#*  Insulet Corp.........................................  33,722   2,737,889
*   Integer Holdings Corp................................  59,942   4,854,703
#*  Integra LifeSciences Holdings Corp................... 132,246   6,263,171
#*  Intellia Therapeutics, Inc...........................  48,111     680,290
#*  Intra-Cellular Therapies, Inc........................  87,441   1,052,790
#*  IntriCon Corp........................................  11,634     301,553
*   Intuitive Surgical, Inc..............................  42,114  22,052,575
#   Invacare Corp........................................  81,062     416,659
#*  Ionis Pharmaceuticals, Inc...........................  84,074   4,876,292
#*  Iovance Biotherapeutics, Inc.........................   5,849      53,518

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
HEALTH CARE -- (Continued)
*   IQVIA Holdings, Inc..................................   239,031 $ 30,837,389
#*  iRadimed Corp........................................     1,881       51,577
*   IRIDEX Corp..........................................     6,830       32,306
*   Jazz Pharmaceuticals P.L.C...........................   111,091   13,985,246
    Johnson & Johnson.................................... 1,776,597  236,429,529
*   Jounce Therapeutics, Inc.............................    47,948      200,902
*   KalVista Pharmaceuticals, Inc........................     2,766       51,697
#*  Karyopharm Therapeutics, Inc.........................    93,157      789,040
    Kewaunee Scientific Corp.............................     3,487      112,281
*   Kindred Biosciences, Inc.............................    53,708      529,024
#*  Kura Oncology, Inc...................................    21,387      340,053
*   Laboratory Corp. of America Holdings.................   144,837   20,183,036
#*  Lannett Co., Inc.....................................    68,351      509,898
*   Lantheus Holdings, Inc...............................    82,018    1,379,543
#   LeMaitre Vascular, Inc...............................    32,167      766,861
#*  LHC Group, Inc.......................................    68,453    7,237,536
#*  Ligand Pharmaceuticals, Inc..........................    19,676    2,323,736
#*  Lipocine, Inc........................................    19,043       30,659
*   LivaNova P.L.C.......................................    98,301    9,075,148
#   Luminex Corp.........................................    76,720    2,139,721
#*  MacroGenics, Inc.....................................    66,391      778,766
*   Magellan Health, Inc.................................    55,667    3,627,262
#*  Mallinckrodt P.L.C...................................   185,673    4,058,812
*   Masimo Corp..........................................    88,017   10,948,435
    McKesson Corp........................................   257,939   33,080,677
#*  Medidata Solutions, Inc..............................    42,512    3,016,652
#*  MEDNAX, Inc..........................................   143,622    5,186,190
#*  Medpace Holdings, Inc................................    70,550    4,543,420
    Medtronic P.L.C......................................   608,117   53,751,462
*   MEI Pharma, Inc......................................    37,625      101,588
#*  Melinta Therapeutics, Inc............................   142,070      119,935
    Merck & Co., Inc..................................... 1,410,637  104,993,712
    Meridian Bioscience, Inc.............................    82,780    1,356,764
*   Merit Medical Systems, Inc...........................    83,375    4,713,189
#*  Merrimack Pharmaceuticals, Inc.......................    29,023      161,078
*   Mettler-Toledo International, Inc....................    25,335   16,167,784
*   Micron Solutions, Inc................................     1,150        2,875
#*  Minerva Neurosciences, Inc...........................    85,640      563,511
*   Misonix, Inc.........................................     2,220       43,179
*   Molecular Templates, Inc.............................     6,400       30,336
*   Molina Healthcare, Inc...............................   125,899   16,742,049
#*  Momenta Pharmaceuticals, Inc.........................   122,511    1,452,980
*   Mylan NV.............................................   571,092   17,104,205
#*  Myriad Genetics, Inc.................................   137,979    3,889,628
#*  Nabriva Therapeutics P.L.C...........................     5,534       10,515
    National HealthCare Corp.............................    25,461    2,045,282
    National Research Corp...............................    14,408      576,032
#*  Natus Medical, Inc...................................    56,655    1,911,540
#*  Nektar Therapeutics..................................    98,420    4,167,103
*   Neogen Corp..........................................    58,369    3,555,256
#*  NeoGenomics, Inc.....................................    68,515    1,138,719
*   Neurocrine Biosciences, Inc..........................    44,205    3,899,765
#*  NewLink Genetics Corp................................     8,556       12,748
*   NextGen Healthcare, Inc..............................   124,918    2,208,550
#*  Novocure, Ltd........................................    27,025    1,324,225
#*  NuVasive, Inc........................................   110,564    5,543,679
*   Nuvectra Corp........................................    28,943      405,202
#*  Omnicell, Inc........................................    64,005    4,168,646
*   Ophthotech Corp......................................    81,710      102,955

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
HEALTH CARE -- (Continued)
#*  OPKO Health, Inc.....................................   332,514 $  1,223,652
*   OraSure Technologies, Inc............................   102,956    1,322,985
*   Orthofix Medical, Inc................................    35,988    1,947,311
*   Otonomy, Inc.........................................    49,801      101,096
*   Ovid therapeutics, Inc...............................     9,993       28,280
#   Owens & Minor, Inc...................................   391,389    2,962,815
*   Pacira Pharmaceuticals, Inc..........................    31,767    1,292,282
#   Patterson Cos., Inc..................................   206,981    4,613,606
#*  PDL BioPharma, Inc...................................   353,194    1,123,157
#*  Penumbra, Inc........................................    16,840    2,450,388
#   PerkinElmer, Inc.....................................    92,646    8,384,463
#   Perrigo Co. P.L.C....................................   146,659    6,812,311
#*  PetIQ, Inc...........................................    13,450      409,149
*   Pfenex, Inc..........................................    42,237      166,414
    Pfizer, Inc.......................................... 4,460,636  189,353,998
    Phibro Animal Health Corp., Class A..................    43,519    1,358,663
#*  PolarityTE, Inc......................................     3,100       54,932
*   PRA Health Sciences, Inc.............................   111,160   11,779,625
#*  Premier, Inc., Class A...............................   169,907    6,760,600
#*  Prestige Consumer Healthcare, Inc....................   119,397    3,333,564
#*  Pro-Dex, Inc.........................................     7,945      121,161
#*  Progenics Pharmaceuticals, Inc.......................    12,394       54,905
    ProPhase Labs, Inc...................................        62          186
#*  Protagonist Therapeutics, Inc........................    14,099      114,907
#*  Prothena Corp. P.L.C.................................    82,258      966,531
*   Providence Service Corp. (The).......................    27,818    1,784,247
    Psychemedics Corp....................................     1,300       23,595
#*  PTC Therapeutics, Inc................................    11,683      363,692
#   Quest Diagnostics, Inc...............................   222,248   19,413,363
*   Quidel Corp..........................................    67,202    3,899,732
#*  Quorum Health Corp...................................    50,777      148,777
#*  R1 RCM, Inc..........................................     7,172       58,237
#*  Ra Pharmaceuticals, Inc..............................    16,064      329,794
*   RadNet, Inc..........................................    63,578      867,840
*   Regeneron Pharmaceuticals, Inc.......................    38,513   16,532,476
#*  REGENXBIO, Inc.......................................    59,246    2,604,454
#*  Repligen Corp........................................    71,937    4,101,128
    ResMed, Inc..........................................    98,569    9,380,812
#*  Retrophin, Inc.......................................    67,319    1,451,398
*   Revance Therapeutics, Inc............................     3,971       68,579
#*  Rhythm Pharmaceuticals, Inc..........................     5,570      148,162
#*  Rigel Pharmaceuticals, Inc...........................   148,746      321,291
*   RTI Surgical, Inc....................................   121,683      534,188
#*  Sage Therapeutics, Inc...............................    20,219    2,883,027
#*  Sangamo Therapeutics, Inc............................   170,318    1,991,017
#*  Sarepta Therapeutics, Inc............................    64,379    8,994,390
*   Savara, Inc..........................................       900        6,831
*   SeaSpine Holdings Corp...............................    25,672      392,525
#*  Seattle Genetics, Inc................................    57,589    4,401,527
*   Select Medical Holdings Corp.........................   337,943    5,278,670
*   Sharps Compliance Corp...............................     6,172       24,503
*   Sierra Oncology, Inc.................................    19,716       26,814
*   Soleno Therapeutics, Inc.............................     3,848        6,811
#*  Spark Therapeutics, Inc..............................    12,337      589,955
#*  Spectrum Pharmaceuticals, Inc........................    69,632      779,878
#*  STAAR Surgical Co....................................    18,822      672,510
#*  Stemline Therapeutics, Inc...........................     6,467       71,525
    STERIS P.L.C.........................................   116,554   13,294,149
    Stryker Corp.........................................   161,149   28,615,228

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                          ------- --------------
HEALTH CARE -- (Continued)
#*  Supernus Pharmaceuticals, Inc........................ 116,783 $    4,452,936
*   Surmodics, Inc.......................................  23,848      1,365,775
#*  Syndax Pharmaceuticals, Inc..........................  40,982        229,499
#*  Syneos Health, Inc................................... 190,964      9,746,803
#*  Synlogic, Inc........................................  17,128        138,394
#*  Syros Pharmaceuticals, Inc...........................   6,706         40,169
#*  Tactile Systems Technology, Inc......................  12,540        834,913
#   Taro Pharmaceutical Industries, Ltd..................  49,694      4,727,887
#*  Teladoc Health, Inc..................................  41,477      2,662,823
    Teleflex, Inc........................................  44,543     12,182,510
#*  Tenet Healthcare Corp................................ 256,009      5,629,638
#*  Tetraphase Pharmaceuticals, Inc......................  92,115        113,301
    Thermo Fisher Scientific, Inc........................ 214,141     52,608,019
#*  Tivity Health, Inc...................................  92,318      2,054,999
#*  TransEnterix, Inc....................................  23,831         64,820
#*  Triple-S Management Corp., Class B...................  62,596      1,261,935
*   United Therapeutics Corp............................. 119,204     13,747,797
    UnitedHealth Group, Inc.............................. 526,962    142,385,132
    Universal Health Services, Inc., Class B............. 169,625     22,480,401
    US Physical Therapy, Inc.............................  20,976      2,221,149
    Utah Medical Products, Inc...........................   6,578        617,937
#*  Vanda Pharmaceuticals, Inc...........................  38,530      1,045,319
#*  Varex Imaging Corp...................................  78,828      2,245,810
*   Varian Medical Systems, Inc..........................  74,602      9,849,702
#*  VBI Vaccines, Inc....................................   6,513         10,877
*   Veeva Systems, Inc., Class A.........................  81,129      8,847,929
#*  Verastem, Inc........................................ 112,442        368,810
*   Vertex Pharmaceuticals, Inc..........................  96,440     18,411,360
#*  Viking Therapeutics, Inc.............................  64,977        530,212
*   Waters Corp..........................................  56,589     13,084,509
*   WellCare Health Plans, Inc...........................  66,362     18,347,766
    West Pharmaceutical Services, Inc....................  87,717      9,497,120
#*  Wright Medical Group NV..............................  87,463      2,609,896
#*  XBiotech, Inc........................................   2,517         16,612
#*  Xencor, Inc..........................................  49,640      1,792,004
#*  Zafgen, Inc..........................................  48,149        213,782
    Zimmer Biomet Holdings, Inc.......................... 162,348     17,786,847
    Zoetis, Inc.......................................... 369,765     31,858,952
#*  Zogenix, Inc.........................................  68,863      3,012,756
#*  Zynerba Pharmaceuticals, Inc.........................   7,495         39,274
                                                                  --------------
TOTAL HEALTH CARE........................................          2,954,113,929
                                                                  --------------
INDUSTRIALS -- (12.3%)
#   3M Co................................................ 451,022     90,339,707
#   AAON, Inc............................................ 125,862      4,649,342
    AAR Corp.............................................  77,483      2,919,559
#   ABM Industries, Inc.................................. 136,696      4,673,636
*   Acacia Research Corp.................................  41,555        126,327
    ACCO Brands Corp..................................... 224,566      1,982,918
    Acme United Corp.....................................   3,771         63,013
#   Actuant Corp., Class A............................... 107,769      2,466,832
#   Acuity Brands, Inc...................................  71,508      8,646,032
*   Advanced Disposal Services, Inc...................... 136,482      3,439,346
    Advanced Drainage Systems, Inc....................... 116,337      2,966,593
#*  AECOM................................................ 259,098      7,930,990
*   Aegion Corp..........................................  53,845        977,287
*   AeroCentury Corp.....................................     691          6,945
#*  Aerojet Rocketdyne Holdings, Inc..................... 151,327      5,972,877
#*  Aerovironment, Inc...................................  43,626      3,387,995

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
INDUSTRIALS -- (Continued)
    AGCO Corp............................................ 159,967 $ 10,269,881
    Air Lease Corp....................................... 227,500    8,631,350
*   Air T, Inc...........................................   2,309       67,007
*   Air Transport Services Group, Inc.................... 169,195    4,018,381
#   Aircastle, Ltd....................................... 175,698    3,661,546
    Alamo Group, Inc.....................................  23,124    1,991,670
    Alaska Air Group, Inc................................ 251,556   16,087,006
    Albany International Corp., Class A..................  57,920    3,976,787
#   Allegiant Travel Co..................................  40,138    5,217,940
#   Allegion P.L.C....................................... 138,444   11,886,802
    Allied Motion Technologies, Inc......................  20,720      873,555
    Allison Transmission Holdings, Inc................... 360,886   17,564,322
*   Alpha Pro Tech, Ltd..................................   8,900       35,600
    Altra Industrial Motion Corp......................... 118,369    3,623,275
#   AMERCO...............................................  33,596   12,183,925
*   Ameresco, Inc., Class A..............................  50,423      752,815
#   American Airlines Group, Inc......................... 360,513   12,895,550
#*  American Superconductor Corp.........................     896       11,711
#*  American Woodmark Corp...............................  39,482    2,761,766
    AMETEK, Inc.......................................... 225,738   16,456,300
*   AMREP Corp...........................................   6,773       42,602
#   AO Smith Corp........................................ 201,432    9,640,536
#   Apogee Enterprises, Inc..............................  62,931    2,144,059
    Applied Industrial Technologies, Inc.................  87,053    5,136,998
*   ARC Document Solutions, Inc..........................  78,538      190,847
*   ARC Group Worldwide, Inc.............................     500          480
#   ArcBest Corp.........................................  41,022    1,543,248
    Arconic, Inc......................................... 428,653    8,067,249
    Arcosa, Inc.......................................... 102,487    3,016,192
#   Argan, Inc...........................................  39,479    1,666,803
*   Armstrong Flooring, Inc..............................  74,121    1,002,116
    Armstrong World Industries, Inc...................... 137,838    9,378,498
*   Arotech Corp.........................................  34,633      119,484
*   ASGN, Inc............................................ 107,856    6,793,849
#   Astec Industries, Inc................................  50,844    1,882,245
*   Astronics Corp.......................................  51,530    1,580,425
*   Astronics Corp., Class B.............................  25,414      781,480
*   Atkore International Group, Inc...................... 128,684    2,984,182
#*  Atlas Air Worldwide Holdings, Inc....................  58,179    3,096,286
#*  Avalon Holdings Corp., Class A.......................   6,700       19,162
#*  Avis Budget Group, Inc............................... 198,487    5,287,694
#*  Axon Enterprise, Inc.................................  61,535    3,138,900
    AZZ, Inc.............................................  51,162    2,289,499
#*  Babcock & Wilcox Enterprises, Inc.................... 596,953      350,471
    Barnes Group, Inc.................................... 100,952    5,964,244
    Barrett Business Services, Inc.......................  18,247    1,143,175
#*  Beacon Roofing Supply, Inc........................... 149,346    5,425,740
#   BG Staffing, Inc.....................................   4,290      110,553
*   Blue Bird Corp.......................................   9,063      180,082
*   BMC Stock Holdings, Inc.............................. 146,919    2,521,130
    Boeing Co. (The)..................................... 293,933  113,346,443
    Brady Corp., Class A.................................  92,539    4,137,419
#   Briggs & Stratton Corp............................... 205,294    2,644,187
#   Brink's Co. (The).................................... 120,521    8,924,580
*   Broadwind Energy, Inc................................   3,988        5,982
*   Builders FirstSource, Inc............................ 285,180    3,770,080
#   BWX Technologies, Inc................................ 153,158    7,109,594
*   CAI International, Inc...............................  45,816    1,137,153
    Carlisle Cos., Inc................................... 107,850   11,618,680

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
*   Casella Waste Systems, Inc., Class A.................  71,592 $ 2,156,351
    Caterpillar, Inc..................................... 466,372  62,102,095
*   CBIZ, Inc............................................ 123,036   2,411,506
#*  CECO Environmental Corp..............................  69,616     478,958
*   Celadon Group, Inc...................................  49,165      81,614
    CH Robinson Worldwide, Inc........................... 128,848  11,180,141
#*  Chart Industries, Inc................................  67,092   5,011,772
    Chicago Rivet & Machine Co...........................     474      13,358
#*  Cimpress NV..........................................  46,860   3,897,346
    Cintas Corp..........................................  85,031  15,944,163
#*  CIRCOR International, Inc............................  41,786   1,155,383
*   Civeo Corp........................................... 186,698     472,346
*   Clean Harbors, Inc................................... 126,210   7,472,894
#*  Colfax Corp.......................................... 190,894   4,724,626
#   Columbus McKinnon Corp...............................  44,498   1,610,828
    Comfort Systems USA, Inc.............................  81,901   3,928,791
*   Command Security Corp................................   4,000      11,200
*   Commercial Vehicle Group, Inc........................  87,061     650,346
    CompX International, Inc.............................   2,925      41,710
*   Continental Building Products, Inc...................  94,015   2,476,355
*   Continental Materials Corp...........................     268       3,996
    Copa Holdings SA, Class A............................  55,407   5,255,354
*   Copart, Inc.......................................... 313,734  15,884,352
    Costamare, Inc.......................................  71,481     363,123
*   CoStar Group, Inc....................................  23,620   9,229,279
#   Covanta Holding Corp................................. 331,739   5,340,998
*   Covenant Transportation Group, Inc., Class A.........  45,000   1,061,100
*   CPI Aerostructures, Inc..............................  13,393      93,885
    CRA International, Inc...............................  14,980     625,265
    Crane Co............................................. 101,059   8,363,643
*   CSW Industrials, Inc.................................  33,083   1,708,737
    CSX Corp............................................. 641,088  42,119,482
    Cubic Corp...........................................  55,614   3,574,312
    Cummins, Inc......................................... 232,647  34,224,700
    Curtiss-Wright Corp..................................  90,646  10,290,134
    Deere & Co........................................... 222,388  36,471,632
    Delta Air Lines, Inc................................. 725,693  35,871,005
    Deluxe Corp.......................................... 114,424   5,374,495
*   DLH Holdings Corp....................................  11,251      55,580
    DMC Global, Inc......................................  23,018     794,581
#   Donaldson Co., Inc................................... 296,228  14,005,660
    Douglas Dynamics, Inc................................  59,486   2,105,804
    Dover Corp........................................... 220,747  19,388,209
*   Ducommun, Inc........................................  16,909     665,707
    Dun & Bradstreet Corp. (The).........................  65,726   9,513,181
*   DXP Enterprises, Inc.................................  40,404   1,329,696
#*  Dycom Industries, Inc................................  78,034   4,529,874
#*  Eagle Bulk Shipping, Inc.............................   7,600      31,236
    Eastern Co. (The)....................................  10,629     288,896
    Eaton Corp. P.L.C.................................... 241,881  18,443,426
#*  Echo Global Logistics, Inc...........................  72,110   1,713,334
    Ecology and Environment, Inc., Class A...............   1,746      20,131
    EMCOR Group, Inc..................................... 124,882   8,146,053
    Emerson Electric Co.................................. 383,183  25,086,991
    Encore Wire Corp.....................................  47,021   2,534,432
    EnerSys..............................................  87,607   7,469,373
#   Ennis, Inc...........................................  54,680   1,084,851
    EnPro Industries, Inc................................  46,309   3,058,709
#   Equifax, Inc......................................... 121,279  12,979,279

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
    ESCO Technologies, Inc...............................    49,299 $ 3,209,858
    Espey Manufacturing & Electronics Corp...............     1,489      38,636
*   Esterline Technologies Corp..........................    66,201   8,056,662
#   EVI Industries, Inc..................................       100       3,490
#*  ExOne Co. (The)......................................     6,834      61,506
    Expeditors International of Washington, Inc..........   139,830   9,690,219
    Exponent, Inc........................................    92,476   4,620,101
#   Fastenal Co..........................................   224,488  13,572,544
    Federal Signal Corp..................................   139,055   3,056,429
    FedEx Corp...........................................   225,557  40,052,156
#   Flowserve Corp.......................................   217,411   9,574,780
    Fluor Corp...........................................   222,493   8,136,569
    Forrester Research, Inc..............................    33,301   1,495,548
#   Fortive Corp.........................................   199,762  14,980,152
    Fortune Brands Home & Security, Inc..................   252,797  11,451,704
    Forward Air Corp.....................................    65,909   3,857,654
*   Franklin Covey Co....................................    20,263     493,607
    Franklin Electric Co., Inc...........................    90,291   4,314,104
*   FreightCar America, Inc..............................    30,380     216,306
*   FTI Consulting, Inc..................................    97,000   6,627,040
*   Gardner Denver Holdings, Inc.........................   229,816   5,669,561
#   GATX Corp............................................    70,939   5,368,664
*   Genco Shipping & Trading, Ltd........................    39,869     293,835
*   Gencor Industries, Inc...............................    20,887     289,494
*   Generac Holdings, Inc................................   152,394   8,066,214
    General Dynamics Corp................................   152,562  26,114,038
    General Electric Co.................................. 2,880,168  29,262,507
#*  Genesee & Wyoming, Inc., Class A.....................   100,811   7,915,680
*   Gibraltar Industries, Inc............................    65,780   2,345,057
    Global Brass & Copper Holdings, Inc..................    67,065   2,028,046
*   GMS, Inc.............................................    90,696   1,716,875
*   Golden Ocean Group, Ltd..............................    12,367      62,701
*   Goldfield Corp. (The)................................    58,411     159,462
    Gorman-Rupp Co. (The)................................    67,781   2,341,834
#*  GP Strategies Corp...................................    39,710     597,238
    Graco, Inc...........................................   292,361  12,668,002
    GrafTech International, Ltd..........................   116,372   1,537,274
    Graham Corp..........................................    16,735     374,864
#   Granite Construction, Inc............................    92,511   3,998,325
*   Great Lakes Dredge & Dock Corp.......................   261,635   1,849,759
#   Greenbrier Cos., Inc. (The)..........................    72,782   3,086,685
    Griffon Corp.........................................    96,904   1,541,743
    H&E Equipment Services, Inc..........................    98,589   2,639,228
    Harris Corp..........................................   137,327  21,035,750
*   Harsco Corp..........................................   200,752   4,276,018
#   Hawaiian Holdings, Inc...............................   141,081   4,517,414
*   HD Supply Holdings, Inc..............................   355,464  14,908,160
#   Healthcare Services Group, Inc.......................    84,899   3,703,294
#   Heartland Express, Inc...............................   188,253   3,766,943
#   HEICO Corp...........................................    81,046   6,848,387
    HEICO Corp., Class A.................................   124,818   8,741,005
    Heidrick & Struggles International, Inc..............    50,473   1,668,133
*   Herc Holdings, Inc...................................    86,863   3,218,274
*   Heritage-Crystal Clean, Inc..........................    40,929   1,047,782
    Herman Miller, Inc...................................   147,215   5,039,169
#*  Hertz Global Holdings, Inc...........................   170,012   2,820,499
    Hexcel Corp..........................................   178,905  12,113,658
#*  Hill International, Inc..............................    78,508     265,357
    Hillenbrand, Inc.....................................   134,419   5,699,366

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
    HNI Corp.............................................  99,496 $ 3,867,410
    Honeywell International, Inc......................... 490,013  70,380,567
*   Houston Wire & Cable Co..............................  26,484     166,055
*   Hub Group, Inc., Class A.............................  78,551   3,496,305
    Hubbell, Inc......................................... 109,724  11,996,125
*   Hudson Global, Inc................................... 213,596     311,850
#*  Hudson Technologies, Inc............................. 315,774     369,456
    Huntington Ingalls Industries, Inc...................  72,462  14,959,780
    Hurco Cos., Inc......................................  16,016     614,214
*   Huron Consulting Group, Inc..........................  51,235   2,477,212
#*  Huttig Building Products, Inc........................   2,588       6,211
    Hyster-Yale Materials Handling, Inc..................  26,932   1,874,198
    ICF International, Inc...............................  36,592   2,412,145
    IDEX Corp............................................  82,668  11,396,610
*   IES Holdings, Inc....................................   6,920     115,841
    Illinois Tool Works, Inc............................. 230,878  31,701,858
    Ingersoll-Rand P.L.C................................. 325,840  32,597,034
*   InnerWorkings, Inc................................... 144,128     661,548
*   Innovative Solutions & Support, Inc..................  10,802      23,116
    Insperity, Inc.......................................  98,988  10,560,040
    Insteel Industries, Inc..............................  47,339   1,045,718
    Interface, Inc....................................... 145,373   2,385,571
    ITT, Inc............................................. 178,852   9,400,461
    Jacobs Engineering Group, Inc........................ 116,406   7,543,109
    JB Hunt Transport Services, Inc......................  98,438  10,536,804
#*  JELD-WEN Holding, Inc................................ 143,100   2,552,904
*   JetBlue Airways Corp................................. 644,583  11,596,048
#   John Bean Technologies Corp..........................  66,817   5,307,942
    Johnson Controls International P.L.C................. 552,881  18,670,791
#   Kadant, Inc..........................................  24,884   2,122,605
    Kaman Corp...........................................  61,701   3,647,763
#   Kansas City Southern................................. 141,368  14,949,666
    KAR Auction Services, Inc............................ 268,624  13,971,134
#   KBR, Inc............................................. 310,213   5,335,664
    Kelly Services, Inc., Class A........................  75,556   1,692,454
    Kelly Services, Inc., Class B........................     319       7,206
#   Kennametal, Inc...................................... 179,364   6,740,499
#*  KeyW Holding Corp. (The)............................. 102,312     734,600
    Kforce, Inc..........................................  82,210   2,697,310
    Kimball International, Inc., Class B.................  99,956   1,412,378
#*  Kirby Corp...........................................  97,942   7,336,835
#   Knight-Swift Transportation Holdings, Inc............ 264,476   8,397,113
    Knoll, Inc........................................... 122,947   2,478,612
    Korn/Ferry International............................. 116,131   5,295,574
#*  Kratos Defense & Security Solutions, Inc............. 176,839   2,739,236
    L3 Technologies, Inc.................................  85,056  16,745,825
#   Landstar System, Inc.................................  98,042   9,959,106
*   Lawson Products, Inc.................................  15,719     465,282
*   LB Foster Co., Class A...............................  20,276     362,332
#   Lennox International, Inc............................  65,725  15,069,428
#*  Limbach Holdings, Inc................................   8,154      46,070
    Lincoln Electric Holdings, Inc....................... 147,938  12,787,761
#   Lindsay Corp.........................................  20,853   1,790,856
    Lockheed Martin Corp................................. 194,720  56,408,437
    LS Starrett Co. (The), Class A....................... 123,992     781,150
#   LSC Communications, Inc..............................  74,216     588,533
    LSI Industries, Inc..................................  78,452     256,538
#*  Lydall, Inc..........................................  38,034   1,008,662
#   Macquarie Infrastructure Corp........................ 115,836   5,000,640

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
*   Manitex International, Inc...........................  30,987 $   217,219
#*  Manitowoc Co., Inc. (The)............................  76,137   1,158,805
    ManpowerGroup, Inc................................... 110,436   8,727,757
    Marten Transport, Ltd................................  96,359   1,864,547
    Masco Corp........................................... 320,294  10,380,729
*   Masonite International Corp..........................  67,973   3,888,056
#*  MasTec, Inc.......................................... 187,225   8,309,045
*   Mastech Digital, Inc.................................   9,561      74,098
    Matson, Inc.......................................... 105,065   3,520,728
#   Matthews International Corp., Class A................  70,015   3,114,967
    McGrath RentCorp.....................................  59,807   3,014,273
*   Mercury Systems, Inc.................................  79,052   4,634,819
*   Meritor, Inc......................................... 205,207   4,243,681
#*  Middleby Corp. (The).................................  89,166  10,487,705
*   Milacron Holdings Corp............................... 153,726   2,130,642
    Miller Industries, Inc...............................  14,667     440,743
*   Mistras Group, Inc...................................  59,038     868,449
    Mobile Mini, Inc.....................................  95,830   3,621,416
    Moog, Inc., Class A..................................  69,838   6,248,406
#*  MRC Global, Inc...................................... 206,462   3,224,936
    MSA Safety, Inc......................................  60,905   6,101,463
#   MSC Industrial Direct Co., Inc., Class A.............  93,907   7,840,295
#   Mueller Industries, Inc.............................. 127,371   3,300,183
    Mueller Water Products, Inc., Class A................ 350,296   3,460,924
#   Multi-Color Corp.....................................  44,404   2,067,006
*   MYR Group, Inc.......................................  44,187   1,346,378
#   National Presto Industries, Inc......................  13,388   1,601,473
    Navigant Consulting, Inc.............................  91,015   2,359,109
*   Navistar International Corp.......................... 160,631   5,275,122
*   NCI Building Systems, Inc............................ 166,328   1,357,236
#*  Nexeo Solutions, Inc.................................   6,292      59,145
    Nielsen Holdings P.L.C............................... 495,285  12,718,919
*   NL Industries, Inc................................... 273,341   1,035,962
#   NN, Inc..............................................  77,635     708,808
#   Nordson Corp......................................... 102,861  13,334,900
    Norfolk Southern Corp................................ 212,312  35,613,215
    Northrop Grumman Corp................................ 117,671  32,424,244
*   Northwest Pipe Co....................................   9,070     208,973
#*  NOW, Inc............................................. 243,986   3,301,131
#*  NV5 Global, Inc......................................  19,622   1,388,649
    nVent Electric P.L.C................................. 233,089   5,831,887
#   Old Dominion Freight Line, Inc....................... 139,048  18,900,795
#   Omega Flex, Inc......................................   5,588     353,720
#*  Orion Group Holdings, Inc............................  62,583     264,100
    Oshkosh Corp......................................... 142,318  10,680,966
    Owens Corning........................................ 172,258   9,024,597
    PACCAR, Inc.......................................... 581,323  38,088,283
*   PAM Transportation Services, Inc.....................  11,489     564,684
#*  Pangaea Logistics Solutions, Ltd.....................  22,139      67,524
    Parker-Hannifin Corp................................. 180,355  29,724,308
    Park-Ohio Holdings Corp..............................  27,248     885,015
#*  Patrick Industries, Inc..............................  62,144   2,479,546
*   Patriot Transportation Holding, Inc..................   3,354      65,135
    Pentair P.L.C........................................ 303,001  12,480,611
*   Performant Financial Corp............................  78,261     166,696
#*  Perma-Fix Environmental Services.....................   5,503      19,260
*   Perma-Pipe International Holdings, Inc...............   7,165      62,335
*   PGT Innovations, Inc................................. 155,144   2,581,596
*   PICO Holdings, Inc...................................  43,884     426,114

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
#*  Pioneer Power Solutions, Inc.........................   1,700 $     8,772
#   Pitney Bowes, Inc.................................... 364,164   2,625,622
    Powell Industries, Inc...............................  31,897     890,245
#*  Power Solutions International, Inc...................   4,237      33,049
    Preformed Line Products Co...........................   8,434     468,087
    Primoris Services Corp............................... 112,334   2,241,063
*   Proto Labs, Inc......................................  39,420   4,893,993
#   Quad/Graphics, Inc................................... 105,998   1,432,033
    Quanex Building Products Corp........................  72,949   1,141,652
#   Quanta Services, Inc................................. 290,156  10,254,113
*   Radiant Logistics, Inc...............................  87,447     431,988
    Raven Industries, Inc................................  56,519   2,090,638
    Raytheon Co.......................................... 177,053  29,171,252
#*  RBC Bearings, Inc....................................  39,263   5,474,047
*   RCM Technologies, Inc................................   7,192      28,049
#*  Red Violet, Inc......................................   3,537      26,740
    Regal Beloit Corp....................................  87,071   6,683,570
    Republic Services, Inc............................... 460,369  35,314,906
*   Resideo Technologies, Inc............................  81,668   1,790,979
    Resources Connection, Inc............................  62,215   1,039,613
#   REV Group, Inc.......................................  64,640     537,158
*   Rexnord Corp......................................... 221,032   5,779,987
*   Roadrunner Transportation Systems, Inc...............  16,053       7,807
    Robert Half International, Inc....................... 259,369  16,711,145
    Rockwell Automation, Inc............................. 122,595  20,782,304
#   Rollins, Inc......................................... 255,258   9,505,808
    Roper Technologies, Inc..............................  48,664  13,784,565
    Rush Enterprises, Inc., Class A......................  65,721   2,513,828
    Rush Enterprises, Inc., Class B......................   7,381     287,269
    Ryder System, Inc.................................... 149,269   8,644,168
*   Saia, Inc............................................  56,670   3,398,500
    Schneider National, Inc., Class B.................... 162,889   3,459,762
#   Scorpio Bulkers, Inc................................. 113,449     512,789
#*  Sensata Technologies Holding P.L.C................... 323,143  15,349,292
    Servotronics, Inc....................................     389       4,438
*   SIFCO Industries, Inc................................   3,251      10,533
    Simpson Manufacturing Co., Inc.......................  90,571   5,559,248
#*  SiteOne Landscape Supply, Inc........................  61,370   3,271,021
    SkyWest, Inc......................................... 125,067   6,372,164
#   Snap-on, Inc.........................................  86,288  14,322,945
    Southwest Airlines Co................................ 529,313  30,043,806
*   SP Plus Corp.........................................  50,772   1,680,553
    Spartan Motors, Inc..................................  72,868     613,549
*   Sparton Corp.........................................  17,705     325,595
    Spirit AeroSystems Holdings, Inc., Class A........... 180,727  15,072,632
*   Spirit Airlines, Inc................................. 155,695   9,157,980
*   SPX Corp.............................................  84,442   2,512,149
*   SPX FLOW, Inc........................................  94,518   3,097,355
    Standex International Corp...........................  24,446   1,823,183
    Stanley Black & Decker, Inc.......................... 148,320  18,753,581
    Steelcase, Inc., Class A............................. 192,878   3,182,487
#*  Stericycle, Inc...................................... 150,928   6,652,906
*   Sterling Construction Co., Inc.......................  55,801     738,805
    Sun Hydraulics Corp..................................  60,991   2,160,301
#*  Sunrun, Inc.......................................... 240,341   3,196,535
    Systemax, Inc........................................  67,991   1,586,910
#*  Team, Inc............................................ 165,279   2,370,101
#*  Tecogen, Inc.........................................  17,798      64,963
*   Teledyne Technologies, Inc...........................  60,861  13,646,253

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
    Tennant Co...........................................  39,153 $ 2,299,456
    Terex Corp........................................... 164,575   5,054,098
    Tetra Tech, Inc...................................... 109,365   6,035,854
#*  Textainer Group Holdings, Ltd........................ 103,584   1,348,664
    Textron, Inc......................................... 363,173  19,331,699
*   Thermon Group Holdings, Inc..........................  58,349   1,345,528
    Timken Co. (The)..................................... 152,992   6,515,929
    Titan International, Inc............................. 119,716     672,804
*   Titan Machinery, Inc.................................  49,817     933,571
    Toro Co. (The)....................................... 209,790  12,482,505
#*  TPI Composites, Inc..................................  67,589   2,045,919
*   Transcat, Inc........................................  11,702     262,125
#*  TransDigm Group, Inc.................................  36,898  14,427,118
#   TransUnion........................................... 153,691   9,347,487
#*  Trex Co., Inc........................................  96,856   6,756,675
*   TriMas Corp.......................................... 100,110   2,902,189
*   TriNet Group, Inc.................................... 128,100   5,849,046
#   Trinity Industries, Inc.............................. 307,463   7,188,485
#   Triton International, Ltd............................ 159,067   5,718,459
#   Triumph Group, Inc................................... 119,805   2,138,519
*   TrueBlue, Inc........................................  89,769   2,189,466
#*  Tutor Perini Corp.................................... 108,041   1,859,386
*   Twin Disc, Inc.......................................  24,297     440,262
*   Ultralife Corp.......................................  26,332     210,656
    UniFirst Corp........................................  26,576   3,678,916
    Union Pacific Corp................................... 505,841  80,464,128
*   United Continental Holdings, Inc..................... 626,421  54,667,761
    United Parcel Service, Inc., Class B................. 533,549  56,236,065
*   United Rentals, Inc.................................. 139,680  17,496,317
    United Technologies Corp............................. 633,409  74,786,601
#*  Univar, Inc.......................................... 260,604   5,428,381
    Universal Forest Products, Inc....................... 136,725   4,213,864
    Universal Logistics Holdings, Inc....................  37,113     756,363
    US Ecology, Inc......................................  45,047   2,868,142
*   USA Truck, Inc.......................................  18,153     324,213
#   USG Corp............................................. 270,442  11,669,572
#   Valmont Industries, Inc..............................  45,522   5,872,338
*   Vectrus, Inc.........................................  28,289     712,600
*   Verisk Analytics, Inc................................ 148,655  17,453,584
*   Veritiv Corp.........................................  33,370   1,139,585
    Viad Corp............................................  50,851   2,679,848
#*  Vicor Corp...........................................  31,055   1,223,256
    Virco Manufacturing Corp.............................  14,468      61,344
*   Volt Information Sciences, Inc....................... 308,104   1,136,904
    VSE Corp.............................................  23,132     754,797
#   Wabash National Corp................................. 145,289   2,025,329
*   WABCO Holdings, Inc..................................  94,316  10,773,717
#   Wabtec Corp.......................................... 121,578   8,408,334
#*  WageWorks, Inc.......................................  45,551   1,437,134
    Waste Management, Inc................................ 307,915  29,458,228
    Watsco, Inc..........................................  59,806   8,820,189
    Watsco, Inc., Class B................................   2,268     323,508
    Watts Water Technologies, Inc., Class A..............  53,750   4,024,262
#*  Welbilt, Inc......................................... 279,653   3,920,735
#   Werner Enterprises, Inc.............................. 163,568   5,384,659
*   Wesco Aircraft Holdings, Inc......................... 217,322   1,899,394
*   WESCO International, Inc............................. 111,098   5,821,535
#*  Willdan Group, Inc...................................  18,461     621,213
*   Williams Industrial Services Group, Inc..............  12,367      30,052

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
INDUSTRIALS -- (Continued)
*   Willis Lease Finance Corp............................     4,420 $      169,198
#*  Willscot Corp........................................    22,900        234,725
    Woodward, Inc........................................   125,230     11,377,145
#   WW Grainger, Inc.....................................    63,081     18,633,497
#*  XPO Logistics, Inc...................................   243,494     14,799,565
    Xylem, Inc...........................................   226,227     16,120,936
#*  YRC Worldwide, Inc...................................    66,980        417,955
                                                                    --------------
TOTAL INDUSTRIALS........................................            3,127,150,668
                                                                    --------------
INFORMATION TECHNOLOGY -- (17.8%)
#*  3D Systems Corp......................................   186,636      2,381,475
#*  Acacia Communications, Inc...........................    66,886      2,910,210
    Accenture P.L.C., Class A............................   529,501     81,304,879
*   ACI Worldwide, Inc...................................   222,733      6,583,987
*   ADDvantage Technologies Group, Inc...................     3,642          5,244
*   Adobe, Inc...........................................   255,800     63,392,356
    ADTRAN, Inc..........................................   100,720      1,468,498
*   Advanced Energy Industries, Inc......................    97,280      4,989,491
#*  Advanced Micro Devices, Inc..........................   869,684     21,228,986
*   Agilysys, Inc........................................    33,661        595,800
*   Airgain, Inc.........................................     8,281         89,021
*   Akamai Technologies, Inc.............................   227,272     14,795,407
#*  Alarm.com Holdings, Inc..............................    48,094      3,026,555
*   Alithya Group, Inc., Class A.........................    19,215         53,226
*   ALJ Regional Holdings, Inc...........................    22,320         29,686
    Alliance Data Systems Corp...........................    67,309     11,953,405
*   Alpha & Omega Semiconductor, Ltd.....................    75,119        894,667
#*  Alteryx, Inc., Class A...............................    14,624      1,040,498
#*  Ambarella, Inc.......................................    53,478      2,032,164
    Amdocs, Ltd..........................................   183,021     10,227,213
    American Software, Inc., Class A.....................    48,020        531,101
*   Amkor Technology, Inc................................   527,789      4,222,312
    Amphenol Corp., Class A..............................   227,976     20,043,650
#*  Amtech Systems, Inc..................................    36,011        181,135
    Analog Devices, Inc..................................   193,167     19,096,490
*   Anixter International, Inc...........................    85,109      5,166,967
*   ANSYS, Inc...........................................    65,649     10,789,413
#*  Appfolio, Inc., Class A..............................    19,619      1,242,079
    Apple, Inc........................................... 3,961,863    659,412,478
    Applied Materials, Inc...............................   735,546     28,745,138
#*  Applied Optoelectronics, Inc.........................    18,185        316,055
*   Arista Networks, Inc.................................    63,586     13,657,001
#*  Arlo Technologies, Inc...............................   136,962        984,757
*   ARRIS International P.L.C............................   349,041     10,956,397
*   Arrow Electronics, Inc...............................   144,355     10,963,762
*   Aspen Technology, Inc................................   150,726     14,564,653
    AstroNova, Inc.......................................     9,734        194,485
#*  Asure Software, Inc..................................    18,562         98,564
*   Atlassian Corp. P.L.C., Class A......................    36,580      3,599,472
*   Autodesk, Inc........................................   114,286     16,822,899
    Automatic Data Processing, Inc.......................   335,000     46,846,400
*   Aviat Networks, Inc..................................    27,630        371,623
#*  Avid Technology, Inc.................................    90,467        430,623
    Avnet, Inc...........................................   194,982      8,033,258
    AVX Corp.............................................   213,968      3,797,932
*   Aware, Inc...........................................    26,185         92,171
*   Axcelis Technologies, Inc............................    72,922      1,518,965
#*  AXT, Inc.............................................    92,451        379,974
    Badger Meter, Inc....................................    54,856      2,895,848

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
    Bel Fuse, Inc., Class A..............................     1,700 $     34,340
    Bel Fuse, Inc., Class B..............................    18,294      422,226
#   Belden, Inc..........................................    91,241    4,891,430
    Benchmark Electronics, Inc...........................    78,535    1,996,360
    BK Technologies, Inc.................................     6,762       27,386
*   Black Knight, Inc....................................   193,630    9,524,660
    Blackbaud, Inc.......................................    61,870    4,429,892
    Booz Allen Hamilton Holding Corp.....................   227,592   11,181,595
*   Bottomline Technologies De, Inc......................    37,717    1,948,083
#*  Brightcove, Inc......................................     5,100       40,902
    Broadcom, Inc........................................   222,517   59,690,185
    Broadridge Financial Solutions, Inc..................   160,983   16,231,916
*   BroadVision, Inc.....................................     3,362        5,715
#   Brooks Automation, Inc...............................   133,781    4,164,603
*   BSQUARE Corp.........................................    18,279       39,117
#   Cabot Microelectronics Corp..........................    50,973    5,193,639
*   CACI International, Inc., Class A....................    53,344    8,918,050
*   Cadence Design Systems, Inc..........................   259,421   12,459,991
*   CalAmp Corp..........................................    56,464      813,646
*   Calix, Inc...........................................   102,448    1,114,634
#*  Carbonite, Inc.......................................    54,499    1,560,851
#*  Cardtronics P.L.C., Class A..........................   129,667    3,510,086
    Cass Information Systems, Inc........................    28,092    1,379,036
    CCUR Holdings, Inc...................................     5,951       22,197
    CDK Global, Inc......................................   207,337   10,140,853
    CDW Corp.............................................   227,928   18,979,565
#*  CEVA, Inc............................................    34,538      982,261
*   ChannelAdvisor Corp..................................    16,528      177,676
*   Ciena Corp...........................................   282,020   10,742,142
*   Cirrus Logic, Inc....................................   128,571    4,776,413
    Cisco Systems, Inc................................... 2,718,780  128,571,106
*   Cision, Ltd..........................................   131,323    1,628,405
    Citrix Systems, Inc..................................   116,392   11,934,836
*   Clearfield, Inc......................................     9,584      112,804
#   ClearOne, Inc........................................     8,800       16,016
#*  Coda Octopus Group, Inc..............................     5,931       37,306
#   Cognex Corp..........................................   233,153   10,608,461
    Cognizant Technology Solutions Corp., Class A........   393,165   27,395,737
#*  Coherent, Inc........................................    41,073    4,854,829
    Cohu, Inc............................................    89,440    1,568,778
#*  CommScope Holding Co., Inc...........................   253,392    5,298,427
    Communications Systems, Inc..........................    21,690       50,972
*   CommVault Systems, Inc...............................    21,156    1,397,777
*   Computer Task Group, Inc.............................    40,188      170,799
    Comtech Telecommunications Corp......................    63,666    1,589,740
*   Conduent, Inc........................................   361,006    4,602,826
#*  Control4 Corp........................................    48,597      965,622
*   CoreLogic, Inc.......................................   174,810    6,345,603
    Corning, Inc.........................................   822,112   27,343,445
#*  Coupa Software, Inc..................................    26,453    2,300,353
#*  Cray, Inc............................................    77,345    1,696,949
#*  Cree, Inc............................................   201,791   10,176,320
#   CSG Systems International, Inc.......................    84,608    3,061,964
#   CSP, Inc.............................................     1,909       18,517
    CTS Corp.............................................    62,834    1,782,601
#*  CyberOptics Corp.....................................    12,288      259,154
#   Cypress Semiconductor Corp...........................   585,797    8,125,004
#   Daktronics, Inc......................................   107,233      807,464
#*  DASAN Zhone Solutions, Inc...........................    21,857      292,010

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Data I/O Corp........................................    13,075 $    76,816
*   Dell Technologies, Class C...........................    68,952   3,350,378
#   Diebold Nixdorf, Inc.................................   119,354     507,254
*   Digi International, Inc..............................    29,683     352,040
*   Diodes, Inc..........................................   112,410   3,780,348
    Dolby Laboratories, Inc., Class A....................   101,883   6,584,698
#*  Dropbox, Inc., Class A...............................    26,647     658,447
*   DSP Group, Inc.......................................    43,888     554,744
    DXC Technology Co....................................   364,993  23,403,351
#*  Eastman Kodak Co.....................................    35,000     101,850
#   Ebix, Inc............................................    60,673   3,465,642
*   EchoStar Corp., Class A..............................    83,441   3,419,412
#*  eGain Corp...........................................     7,487      53,607
*   Electro Scientific Industries, Inc...................    68,945   2,068,350
#*  Electronics for Imaging, Inc.........................    99,580   2,629,908
#*  Ellie Mae, Inc.......................................    26,378   1,999,452
*   EMCORE Corp..........................................    47,148     206,980
#*  Endurance International Group Holdings, Inc..........   204,650   1,657,665
#   Entegris, Inc........................................   283,173   9,358,868
*   Envestnet, Inc.......................................    32,309   1,752,763
*   EPAM Systems, Inc....................................    71,313  10,089,363
*   ePlus, Inc...........................................    31,035   2,458,593
*   Euronet Worldwide, Inc...............................    88,415  10,168,609
    EVERTEC, Inc.........................................   161,005   4,455,008
*   Evolving Systems, Inc................................     9,237      12,008
*   ExlService Holdings, Inc.............................    67,610   3,887,575
#*  Extreme Networks, Inc................................    37,846     286,116
*   F5 Networks, Inc.....................................    64,958  10,454,990
*   Fabrinet.............................................    82,503   4,689,471
*   Fair Isaac Corp......................................    50,896  11,461,779
*   FARO Technologies, Inc...............................    36,289   1,543,008
    Fidelity National Information Services, Inc..........   238,091  24,887,652
*   Finisar Corp.........................................   249,237   5,677,619
#*  Finjan Holdings, Inc.................................    56,458     158,647
*   First Data Corp., Class A............................   514,245  12,676,139
#*  First Solar, Inc.....................................   165,627   8,379,070
#*  Fiserv, Inc..........................................   318,356  26,401,263
#*  Fitbit, Inc., Class A................................   421,182   2,598,693
#*  FleetCor Technologies, Inc...........................    99,711  20,122,677
*   Flex, Ltd............................................ 1,004,906   9,667,196
    FLIR Systems, Inc....................................   226,269  11,060,029
*   FormFactor, Inc......................................   135,867   2,040,722
*   Fortinet, Inc........................................   113,277   8,673,620
*   Frequency Electronics, Inc...........................    11,552     153,180
#*  Gartner, Inc.........................................    80,736  10,971,215
    Genpact, Ltd.........................................   324,927   9,692,572
    Global Payments, Inc.................................   173,899  19,525,380
    GlobalSCAPE, Inc.....................................    22,654     103,302
#*  Globant SA...........................................    57,330   3,875,508
*   GoDaddy, Inc., Class A...............................   125,284   8,598,241
*   GSE Systems, Inc.....................................    10,738      31,248
*   GSI Technology, Inc..................................    35,264     271,885
#*  GTT Communications, Inc..............................   101,485   2,598,016
#*  Guidewire Software, Inc..............................    65,762   5,700,250
    Hackett Group, Inc. (The)............................    73,423   1,320,880
#*  Harmonic, Inc........................................   197,587   1,045,235
    Hewlett Packard Enterprise Co........................ 1,533,784  23,911,693
    HP, Inc.............................................. 1,061,481  23,384,426
#*  HubSpot, Inc.........................................    18,716   2,962,930

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
#*  Ichor Holdings, Ltd..................................    50,990 $  1,048,864
*   ID Systems, Inc......................................    14,427       87,283
#*  Identiv, Inc.........................................    11,165       59,175
#*  IEC Electronics Corp.................................     5,002       36,265
#*  II-VI, Inc...........................................   121,112    4,597,412
#*  Immersion Corp.......................................    73,998      702,241
#*  Infinera Corp........................................   331,259    1,457,540
*   Information Services Group, Inc......................    65,076      268,764
*   Innodata, Inc........................................    75,832      102,373
#*  Inphi Corp...........................................    49,462    1,950,781
#*  Inseego Corp.........................................    23,600      123,428
*   Insight Enterprises, Inc.............................    69,324    3,183,358
*   Integrated Device Technology, Inc....................   185,692    9,071,054
    Intel Corp........................................... 4,520,919  213,025,703
    InterDigital, Inc....................................    91,150    6,636,631
#*  Internap Corp........................................    31,240      169,008
    International Business Machines Corp.................   721,201   96,943,838
*   inTEST Corp..........................................    11,556       85,052
*   Intevac, Inc.........................................    33,748      187,639
    Intuit, Inc..........................................   182,788   39,449,306
#*  IPG Photonics Corp...................................    77,366   10,289,678
#   Issuer Direct Corp...................................       600        7,620
#*  Iteris, Inc..........................................    22,922       88,250
#*  Itron, Inc...........................................    62,866    3,434,370
#   j2 Global, Inc.......................................   103,044    7,744,787
    Jabil, Inc...........................................   414,762   11,053,407
    Jack Henry & Associates, Inc.........................    99,725   13,318,274
    Juniper Networks, Inc................................   436,608   11,325,612
    KEMET Corp...........................................   127,433    2,258,113
*   Key Tronic Corp......................................    11,279       81,773
*   Keysight Technologies, Inc...........................   252,629   18,699,599
*   Kimball Electronics, Inc.............................    24,551      396,990
    KLA-Tencor Corp......................................   150,299   16,017,364
#*  Knowles Corp.........................................   596,970    9,312,732
#*  Kopin Corp...........................................   100,510      138,704
    Kulicke & Soffa Industries, Inc......................   152,545    3,436,839
*   KVH Industries, Inc..................................    30,189      337,513
#   Lam Research Corp....................................   222,882   37,796,330
*   Lantronix, Inc.......................................    13,349       35,775
#*  Lattice Semiconductor Corp...........................   206,422    1,610,092
    Leidos Holdings, Inc.................................   201,890   11,709,620
#*  LGL Group, Inc. (The)................................     1,687       12,123
#*  Lightpath Technologies, Inc., Class A................     5,719        9,436
*   Limelight Networks, Inc..............................   175,677      548,112
#   Littelfuse, Inc......................................    40,697    7,151,277
#*  LivePerson, Inc......................................     9,022      211,746
#*  LiveRamp Holdings, Inc...............................   159,757    6,939,844
    LogMeIn, Inc.........................................    78,566    7,308,209
*   LRAD Corp............................................    24,357       61,867
#*  Lumentum Holdings, Inc...............................    81,280    3,975,405
*   Luna Innovations, Inc................................    33,283      112,164
*   Luxoft Holding, Inc..................................    43,202    2,507,012
#*  MACOM Technology Solutions Holdings, Inc.............    63,673    1,148,024
#*  MagnaChip Semiconductor Corp.........................    57,288      342,582
*   Manhattan Associates, Inc............................   107,187    5,227,510
    ManTech International Corp., Class A.................    60,028    3,383,778
#*  Marin Software, Inc..................................     2,700       16,362
#   Marvell Technology Group, Ltd........................   577,108   10,693,811
    Mastercard, Inc., Class A............................   728,506  153,809,472

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
    Maxim Integrated Products, Inc.......................   220,746 $ 11,979,885
    MAXIMUS, Inc.........................................   134,571    9,437,464
#*  MaxLinear, Inc.......................................   111,892    2,195,321
#*  Maxwell Technologies, Inc............................   216,542      645,295
#   Mesa Laboratories, Inc...............................     4,842    1,096,858
    Methode Electronics, Inc.............................    83,104    2,139,928
#   Microchip Technology, Inc............................   236,413   19,000,513
*   Micron Technology, Inc............................... 1,291,849   49,374,469
    Microsoft Corp....................................... 5,151,344  537,954,854
*   MicroStrategy, Inc., Class A.........................    19,284    2,446,947
*   Mimecast, Ltd........................................     5,430      204,005
#*  Mitek Systems, Inc...................................    53,036      584,987
    MKS Instruments, Inc.................................   106,828    8,720,370
#*  MoneyGram International, Inc.........................   318,724      678,882
#*  MongoDB, Inc.........................................    16,312    1,506,576
#   Monolithic Power Systems, Inc........................    42,731    5,408,035
    Monotype Imaging Holdings, Inc.......................    66,789    1,108,697
    Motorola Solutions, Inc..............................   117,492   13,735,990
    MTS Systems Corp.....................................    39,420    1,973,365
*   Nanometrics, Inc.....................................    53,447    1,634,944
*   Napco Security Technologies, Inc.....................    21,110      331,638
    National Instruments Corp............................   159,351    7,046,501
#*  NCR Corp.............................................   280,538    7,504,391
#*  NeoPhotonics Corp....................................    73,915      533,666
    NetApp, Inc..........................................   297,563   18,975,593
#*  NETGEAR, Inc.........................................    69,163    2,739,546
#*  Netscout Systems, Inc................................   165,511    4,291,700
*   NetSol Technologies, Inc.............................    14,046       94,249
    Network-1 Technologies, Inc..........................    28,392       74,671
*   New Relic, Inc.......................................    26,792    2,723,407
#   NIC, Inc.............................................   124,320    2,038,848
*   Novanta, Inc.........................................    77,556    5,404,102
*   Nuance Communications, Inc...........................   507,652    8,056,437
#*  Nutanix, Inc., Class A...............................    54,489    2,791,471
#   NVE Corp.............................................     5,036      479,880
    NVIDIA Corp..........................................   393,195   56,521,781
#*  Okta, Inc............................................    36,811    3,034,331
*   ON Semiconductor Corp................................   741,513   14,859,921
*   OneSpan, Inc.........................................    63,069      920,177
*   Optical Cable Corp...................................     3,696       13,158
    Oracle Corp.......................................... 1,546,136   77,662,411
#*  OSI Systems, Inc.....................................    37,889    3,398,264
#*  Palo Alto Networks, Inc..............................    33,098    7,110,112
#*  PAR Technology Corp..................................    24,070      600,065
    Park Electrochemical Corp............................    34,412      783,905
    Paychex, Inc.........................................   315,934   22,368,127
#*  Paycom Software, Inc.................................    89,925   13,330,482
*   Paylocity Holding Corp...............................    53,641    3,810,120
*   PayPal Holdings, Inc.................................   460,510   40,874,868
    PC Connection, Inc...................................    50,483    1,672,502
*   PCM, Inc.............................................    14,146      302,017
#   PC-Tel, Inc..........................................   240,727    1,273,446
#*  PDF Solutions, Inc...................................    64,721      680,218
    Pegasystems, Inc.....................................    88,064    4,957,123
#*  Perceptron, Inc......................................    10,437       80,574
#*  Perficient, Inc......................................    93,678    2,389,726
    Perspecta, Inc.......................................   151,710    3,041,785
#*  PFSweb, Inc..........................................    35,131      213,948
#*  Photronics, Inc......................................   424,638    4,539,380

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
#*  Pivotal Software, Inc., Class A......................  36,446 $   673,887
*   Pixelworks, Inc......................................  42,541     160,805
#   Plantronics, Inc.....................................  69,888   2,710,956
*   Plexus Corp..........................................  70,717   3,968,638
#   Power Integrations, Inc..............................  49,667   3,278,022
#   Presidio, Inc........................................   6,894     109,821
#*  PRGX Global, Inc.....................................  43,757     400,814
    Progress Software Corp...............................  96,655   3,501,811
*   Proofpoint, Inc......................................  24,563   2,502,233
*   PTC, Inc.............................................  78,435   6,650,504
*   Pure Storage, Inc., Class A.......................... 155,243   2,780,402
    QAD, Inc., Class A...................................  14,038     591,842
    QAD, Inc., Class B...................................   1,959      59,750
*   Qorvo, Inc........................................... 140,791   9,202,100
    QUALCOMM, Inc........................................ 812,115  40,215,935
#*  Qualys, Inc..........................................  47,256   4,089,062
*   Quantenna Communications, Inc........................  58,398     872,466
*   Qumu Corp............................................   6,460      15,181
*   Rambus, Inc.......................................... 236,764   2,135,611
*   RealNetworks, Inc.................................... 579,042   1,528,671
#*  RealPage, Inc........................................ 113,065   6,305,635
*   Red Hat, Inc......................................... 130,555  23,217,901
    RF Industries, Ltd...................................   9,040      73,947
*   Ribbon Communications, Inc........................... 220,213   1,228,789
#   Richardson Electronics, Ltd..........................  16,123     118,827
#*  RingCentral, Inc., Class A...........................  32,696   3,022,418
#*  Rogers Corp..........................................  35,315   4,481,827
#*  Rubicon Project, Inc. (The).......................... 100,461     448,056
*   Rudolph Technologies, Inc............................  71,585   1,554,826
    Sabre Corp........................................... 596,503  13,707,639
*   salesforce.com, Inc.................................. 165,538  25,156,810
*   Sanmina Corp......................................... 152,956   4,775,286
    Sapiens International Corp. NV.......................   6,991      85,290
*   ScanSource, Inc......................................  57,164   2,189,953
    Science Applications International Corp.............. 114,678   7,699,481
*   Seachange International, Inc......................... 542,543     862,643
#   Seagate Technology P.L.C............................. 284,827  12,612,140
*   Semtech Corp......................................... 128,584   6,244,039
#*  ServiceNow, Inc......................................  50,177  11,039,944
*   ServiceSource International, Inc.....................  59,533      71,440
    Sigma Designs, Inc...................................  69,199      10,449
*   Sigmatron International, Inc.........................   3,900      10,374
*   Silicon Laboratories, Inc............................  47,208   3,611,412
    Skyworks Solutions, Inc.............................. 253,873  18,542,884
#*  SMART Global Holdings, Inc...........................  54,785   1,359,216
#*  SMTC Corp............................................  16,736      82,174
#*  SolarEdge Technologies, Inc..........................  79,390   3,476,488
#*  Splunk, Inc..........................................  51,670   6,450,483
*   SPS Commerce, Inc....................................  19,376   1,717,876
#*  Square, Inc., Class A................................  94,332   6,730,588
    SS&C Technologies Holdings, Inc...................... 262,855  13,534,404
*   StarTek, Inc.........................................  26,723     186,794
*   Steel Connect, Inc...................................  93,781     154,739
#*  Stratasys, Ltd....................................... 117,442   2,998,294
#*  Super Micro Computer, Inc............................  98,342   1,484,964
*   Support.com, Inc.....................................   8,300      20,501
*   Sykes Enterprises, Inc...............................  94,123   2,594,971
    Symantec Corp........................................ 303,979   6,389,639
#*  Synacor, Inc.........................................   9,103      16,841

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
INFORMATION TECHNOLOGY -- (Continued)
#*  Synaptics, Inc.......................................    76,497 $    3,044,581
#*  Synchronoss Technologies, Inc........................   156,999      1,125,683
    SYNNEX Corp..........................................   105,411     10,199,568
*   Synopsys, Inc........................................   120,727     11,269,865
#*  Tableau Software, Inc., Class A......................    57,800      7,389,152
    TE Connectivity, Ltd.................................   247,536     20,038,039
#*  Tech Data Corp.......................................    76,238      7,290,640
*   Telaria, Inc.........................................    66,662        212,652
*   Telenav, Inc.........................................    61,656        273,136
#*  Teradata Corp........................................   260,120     11,544,126
#   Teradyne, Inc........................................   305,204     10,984,292
    TESSCO Technologies, Inc.............................    14,267        228,415
    Texas Instruments, Inc...............................   769,161     77,439,129
#   TiVo Corp............................................   223,612      2,488,802
    Total System Services, Inc...........................   177,644     15,918,679
#*  Trade Desk, Inc. (The), Class A......................    33,823      4,825,866
    TransAct Technologies, Inc...........................     8,492         88,147
#   Travelport Worldwide, Ltd............................   225,303      3,528,245
*   Trimble, Inc.........................................   251,044      9,454,317
*   Trio-Tech International..............................     1,525          4,712
*   TSR, Inc.............................................       210          1,187
    TTEC Holdings, Inc...................................   108,580      3,629,829
#*  TTM Technologies, Inc................................   232,650      2,670,822
#*  Twilio, Inc., Class A................................    34,704      3,863,249
*   Tyler Technologies, Inc..............................    32,696      6,185,756
#   Ubiquiti Networks, Inc...............................   132,400     14,327,004
*   Ultimate Software Group, Inc. (The)..................    21,920      5,985,694
#*  Ultra Clean Holdings, Inc............................    80,569        955,548
#*  Unisys Corp..........................................    98,449      1,287,713
#   Universal Display Corp...............................    61,735      6,409,945
*   Upland Software, Inc.................................    14,342        448,044
#*  USA Technologies, Inc................................     9,649         57,026
#*  Veeco Instruments, Inc...............................   110,013      1,079,228
*   Verint Systems, Inc..................................   108,200      5,233,634
*   VeriSign, Inc........................................    86,857     14,702,284
    Versum Materials, Inc................................   178,069      6,547,597
#*  ViaSat, Inc..........................................    88,635      5,556,528
*   Viavi Solutions, Inc.................................   378,130      4,204,806
*   Virtusa Corp.........................................    61,139      2,966,464
#   Visa, Inc., Class A.................................. 1,178,103    159,055,686
#   Vishay Intertechnology, Inc..........................   275,254      5,367,453
*   Vishay Precision Group, Inc..........................    25,485        851,964
    VMware, Inc., Class A................................    30,814      4,655,071
    Wayside Technology Group, Inc........................     4,700         49,350
#*  Westell Technologies, Inc., Class A..................     3,500          7,875
    Western Digital Corp.................................   233,530     10,506,515
#   Western Union Co. (The)..............................   725,755     13,245,029
*   WEX, Inc.............................................    74,225     11,974,719
*   Wireless Telecom Group, Inc..........................    37,817         65,045
*   Workday, Inc., Class A...............................    39,184      7,113,072
*   Worldpay, Inc., Class A..............................   211,720     17,674,386
    Xerox Corp...........................................   415,901     11,732,567
    Xilinx, Inc..........................................   195,217     21,852,591
    Xperi Corp...........................................   113,182      2,425,490
*   Zebra Technologies Corp., Class A....................    98,016     17,015,578
*   Zendesk, Inc.........................................    49,842      3,365,830
*   Zix Corp.............................................    61,620        438,734
                                                                    --------------
TOTAL INFORMATION TECHNOLOGY.............................            4,537,015,695
                                                                    --------------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
MATERIALS -- (3.8%)
>>  A Schulman, Inc......................................    47,725 $    68,366
#   Advanced Emissions Solutions, Inc....................     5,237      59,335
*   AdvanSix, Inc........................................    72,950   2,308,138
*   AgroFresh Solutions, Inc.............................     5,000      20,100
    Air Products & Chemicals, Inc........................   122,532  20,143,035
#*  AK Steel Holding Corp................................   477,915   1,409,849
#   Albemarle Corp.......................................   189,345  15,285,822
*   Alcoa Corp...........................................   332,293   9,862,456
#*  Allegheny Technologies, Inc..........................   214,550   5,876,524
*   American Biltrite, Inc...............................        17       8,806
    American Vanguard Corp...............................    52,596     921,482
#*  Ampco-Pittsburgh Corp................................   242,491     843,869
    AptarGroup, Inc......................................   119,945  11,888,948
    Ashland Global Holdings, Inc.........................   103,174   7,830,907
    Avery Dennison Corp..................................   162,672  16,991,090
*   Axalta Coating Systems, Ltd..........................   514,068  13,170,422
    Balchem Corp.........................................    51,496   4,275,198
#   Ball Corp............................................   394,270  20,612,436
#   Bemis Co., Inc.......................................   205,396  10,031,541
*   Berry Global Group, Inc..............................   282,404  13,908,397
    Boise Cascade Co.....................................    83,680   2,298,690
    Cabot Corp...........................................   126,488   5,931,022
#   Carpenter Technology Corp............................   108,011   5,104,600
    Celanese Corp........................................   188,831  18,082,457
#*  Century Aluminum Co..................................   186,322   1,714,162
    CF Industries Holdings, Inc..........................   337,094  14,714,153
    Chase Corp...........................................    19,734   1,989,582
#   Chemours Co. (The)...................................   244,221   8,730,901
#*  Clearwater Paper Corp................................   315,395  10,635,119
#   Cleveland-Cliffs, Inc................................   628,526   6,731,513
#*  Coeur Mining, Inc....................................   436,049   2,245,652
#   Commercial Metals Co.................................   259,648   4,530,858
#   Compass Minerals International, Inc..................    86,319   4,510,168
*   Contango ORE, Inc....................................       833      16,452
    Core Molding Technologies, Inc.......................    12,521     108,933
#*  Crown Holdings, Inc..................................   213,762  10,901,862
    Domtar Corp..........................................   140,090   6,570,221
    DowDuPont, Inc....................................... 1,349,031  72,591,358
    Eagle Materials, Inc.................................    84,447   5,995,737
    Eastman Chemical Co..................................   253,864  20,466,516
    Ecolab, Inc..........................................   149,649  23,669,982
    Element Solutions, Inc...............................   490,349   5,511,523
*   Ferro Corp...........................................   185,192   3,087,151
#   Ferroglobe P.L.C.....................................   286,776     656,717
#*  Flotek Industries, Inc...............................   970,742   2,485,100
#   FMC Corp.............................................   154,737  12,348,013
    Freeport-McMoRan, Inc................................ 1,771,131  20,615,965
    Friedman Industries, Inc.............................     7,421      57,216
    FutureFuel Corp......................................    69,357   1,269,927
#*  GCP Applied Technologies, Inc........................   152,378   3,839,926
#   Gold Resource Corp...................................   134,351     603,236
#   Graphic Packaging Holding Co.........................   804,695   9,712,669
    Greif, Inc., Class A.................................    64,074   2,498,886
    Greif, Inc., Class B.................................    20,502     925,665
    Hawkins, Inc.........................................    23,658     981,570
#   Haynes International, Inc............................    28,744     942,803
#   HB Fuller Co.........................................   102,295   5,052,350
#   Hecla Mining Co...................................... 1,052,814   2,842,598
    Huntsman Corp........................................   581,046  12,765,581

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
MATERIALS -- (Continued)
*   Ingevity Corp........................................  65,136 $ 6,127,343
    Innophos Holdings, Inc...............................  42,873   1,281,903
    Innospec, Inc........................................  47,974   3,371,133
#   International Flavors & Fragrances, Inc..............  75,794  10,746,073
    International Paper Co............................... 664,271  31,506,374
*   Intrepid Potash, Inc................................. 283,233     880,855
    Kaiser Aluminum Corp.................................  20,375   2,045,039
#*  Koppers Holdings, Inc................................  40,044     912,603
*   Kraton Corp..........................................  81,613   2,301,487
#   Kronos Worldwide, Inc................................ 173,116   2,279,938
    Linde P.L.C.......................................... 186,280  30,365,503
    Louisiana-Pacific Corp............................... 335,664   8,183,488
#*  LSB Industries, Inc.................................. 232,564   1,732,602
    LyondellBasell Industries NV, Class A................ 294,342  25,598,924
#   Martin Marietta Materials, Inc.......................  67,415  11,910,882
#   Materion Corp........................................  44,374   2,082,472
#   McEwen Mining, Inc................................... 136,545     247,146
#   Mercer International, Inc............................ 180,339   2,663,607
    Minerals Technologies, Inc...........................  77,656   4,548,312
    Mosaic Co. (The)..................................... 323,125  10,430,475
    Myers Industries, Inc................................  95,747   1,556,846
#   Neenah, Inc..........................................  40,887   2,848,597
#   NewMarket Corp.......................................  27,964  11,216,081
    Newmont Mining Corp.................................. 527,986  18,009,602
#   Nexa Resources SA....................................   1,000       8,860
    Northern Technologies International Corp.............   5,700     173,850
    Nucor Corp........................................... 460,621  28,208,430
    Olin Corp............................................ 386,022   9,113,979
    Olympic Steel, Inc...................................  51,205     986,720
*   OMNOVA Solutions, Inc................................  93,798     835,740
    Owens-Illinois, Inc.................................. 438,080   8,792,266
    Packaging Corp. of America........................... 167,937  15,839,818
    PH Glatfelter Co.....................................  81,926   1,047,014
    PolyOne Corp......................................... 197,255   6,385,144
    PPG Industries, Inc.................................. 205,188  21,635,023
*   PQ Group Holdings, Inc...............................   6,030      90,751
#   Quaker Chemical Corp.................................  21,876   4,472,767
#   Rayonier Advanced Materials, Inc..................... 111,775   1,618,502
    Reliance Steel & Aluminum Co......................... 137,225  11,235,983
#   Resolute Forest Products, Inc........................  77,965     608,127
#   Royal Gold, Inc...................................... 102,110   8,921,351
    RPM International, Inc............................... 240,436  13,743,322
*   Ryerson Holding Corp.................................  73,263     515,039
    Schnitzer Steel Industries, Inc., Class A............  62,137   1,503,715
    Schweitzer-Mauduit International, Inc................  68,134   2,184,376
#   Scotts Miracle-Gro Co. (The)......................... 141,005  10,483,722
#   Sealed Air Corp...................................... 282,052  11,141,054
#   Sensient Technologies Corp...........................  93,795   5,888,450
    Sherwin-Williams Co. (The)...........................  59,393  25,035,337
    Silgan Holdings, Inc................................. 305,248   8,430,950
    Sonoco Products Co................................... 224,838  12,946,172
    Southern Copper Corp.................................  75,230   2,529,233
    Steel Dynamics, Inc.................................. 478,741  17,517,133
    Stepan Co............................................  51,079   4,491,376
#*  Summit Materials, Inc., Class A...................... 238,359   3,637,358
*   SunCoke Energy, Inc.................................. 321,370   3,612,199
    Synalloy Corp........................................  15,982     252,516
#*  TimkenSteel Corp.....................................  96,698   1,230,966
*   Trecora Resources....................................  42,555     368,952

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
MATERIALS -- (Continued)
    Tredegar Corp........................................  55,090 $    898,518
    Trinseo SA........................................... 109,697    5,380,638
#   Tronox, Ltd., Class A................................ 150,550    1,318,818
*   UFP Technologies, Inc................................   9,882      326,106
    United States Lime & Minerals, Inc...................   9,696      669,121
#   United States Steel Corp............................. 358,043    8,070,289
*   Universal Stainless & Alloy Products, Inc............  17,881      320,606
#*  US Concrete, Inc.....................................  42,515    1,513,534
#   Valvoline, Inc....................................... 324,732    7,179,824
*   Verso Corp., Class A.................................  74,343    1,834,042
    Vulcan Materials Co.................................. 140,209   14,252,245
#   Warrior Met Coal, Inc................................ 146,687    4,214,317
#   Westlake Chemical Corp............................... 111,787    8,261,059
    WestRock Co.......................................... 191,734    7,805,491
    Worthington Industries, Inc.......................... 134,847    5,087,777
#   WR Grace & Co........................................  99,641    7,075,507
                                                                  ------------
TOTAL MATERIALS..........................................          981,794,927
                                                                  ------------
REAL ESTATE -- (0.3%)
    Alexander & Baldwin, Inc............................. 153,885    3,545,510
*   Altisource Asset Management Corp.....................     909       24,398
#*  Altisource Portfolio Solutions SA....................  24,863      588,756
    Capital Properties, Inc., Class A....................     600        8,550
*   CBRE Group, Inc., Class A............................ 469,282   21,469,651
    CKX Lands, Inc.......................................     743        7,802
    Consolidated-Tomoka Land Co..........................  10,369      633,235
    CorePoint Lodging, Inc...............................  53,345      652,943
*   Forestar Group, Inc..................................   7,963      127,488
*   FRP Holdings, Inc....................................  16,929      858,639
    Griffin Industrial Realty, Inc.......................   5,669      190,648
    HFF, Inc., Class A................................... 121,777    5,044,003
#*  Howard Hughes Corp. (The)............................  66,665    7,402,482
*   InterGroup Corp. (The)...............................     200        6,322
    Jones Lang LaSalle, Inc..............................  71,124   10,199,893
*   JW Mays, Inc.........................................     900       35,982
#   Kennedy-Wilson Holdings, Inc......................... 271,126    5,419,809
#*  Marcus & Millichap, Inc..............................  84,615    3,350,754
#*  Maui Land & Pineapple Co., Inc.......................  22,194      264,996
    Newmark Group, Inc., Class A......................... 295,449    3,087,442
*   Rafael Holdings, Inc., Class B.......................  23,666      364,930
    RE/MAX Holdings, Inc., Class A.......................  48,302    2,015,159
#   Realogy Holdings Corp................................ 270,098    4,794,239
    RMR Group, Inc. (The), Class A.......................  30,918    2,040,897
#*  St Joe Co. (The)..................................... 136,502    2,123,971
*   Stratus Properties, Inc..............................  14,297      338,839
*   Tejon Ranch Co.......................................  55,273    1,040,238
#*  Trinity Place Holdings, Inc..........................  53,127      220,477
                                                                  ------------
TOTAL REAL ESTATE........................................           75,858,053
                                                                  ------------
UTILITIES -- (2.8%)
    AES Corp............................................. 980,616   16,072,296
    ALLETE, Inc..........................................  85,043    6,543,208
    Alliant Energy Corp.................................. 177,982    7,914,860
    Ameren Corp.......................................... 172,084   11,932,305
    American Electric Power Co., Inc..................... 250,817   19,844,641
#   American States Water Co.............................  62,676    4,244,419
    American Water Works Co., Inc........................ 126,598   12,111,631
#   Aqua America, Inc.................................... 314,852   11,035,563

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
UTILITIES -- (Continued)
    Artesian Resources Corp., Class A....................  12,735 $   450,692
#   Atlantica Yield PLC.................................. 176,611   3,177,232
    Atmos Energy Corp.................................... 109,396  10,680,331
#   Avangrid, Inc........................................  75,686   3,774,461
#   Avista Corp.......................................... 102,979   4,309,671
#   Black Hills Corp.....................................  97,309   6,606,308
#   California Water Service Group.......................  85,065   4,212,419
    CenterPoint Energy, Inc.............................. 356,142  11,011,911
    Chesapeake Utilities Corp............................  29,328   2,656,237
#   Clearway Energy, Inc., Class A.......................  60,894     895,142
    Clearway Energy, Inc., Class C....................... 120,901   1,824,396
    CMS Energy Corp...................................... 201,481  10,505,219
#   Connecticut Water Service, Inc.......................  20,571   1,395,537
    Consolidated Edison, Inc............................. 229,054  17,786,043
    Consolidated Water Co., Ltd..........................  26,390     344,389
    Dominion Energy, Inc................................. 368,445  25,879,577
    DTE Energy Co........................................ 128,285  15,105,559
    Duke Energy Corp..................................... 367,246  32,236,854
    Edison International................................. 230,663  13,140,871
    El Paso Electric Co..................................  71,913   3,776,871
    Entergy Corp......................................... 128,365  11,448,874
    Evergy, Inc.......................................... 320,783  18,387,282
    Eversource Energy.................................... 223,762  15,531,320
    Exelon Corp.......................................... 497,509  23,761,030
#   FirstEnergy Corp..................................... 355,830  13,948,536
#   Genie Energy, Ltd., Class B..........................  37,441     315,253
    Hawaiian Electric Industries, Inc.................... 189,456   7,045,869
    IDACORP, Inc.........................................  88,451   8,623,972
    MDU Resources Group, Inc............................. 343,412   8,829,122
    MGE Energy, Inc......................................  62,564   4,023,491
    Middlesex Water Co...................................  31,992   1,797,950
#   National Fuel Gas Co................................. 150,700   8,635,110
#   New Jersey Resources Corp............................ 156,029   7,567,406
    NextEra Energy, Inc.................................. 245,914  44,013,688
    NiSource, Inc........................................ 440,897  12,027,670
#   Northwest Natural Holding Co.........................  51,081   3,197,671
    NorthWestern Corp....................................  88,066   5,628,298
    NRG Energy, Inc...................................... 524,807  21,469,854
#   OGE Energy Corp...................................... 296,555  12,143,927
    ONE Gas, Inc.........................................  92,867   7,629,024
#   Ormat Technologies, Inc..............................  94,994   5,482,104
    Otter Tail Corp......................................  69,801   3,381,858
#   Pattern Energy Group, Inc., Class A.................. 176,106   3,747,536
*   PG&E Corp............................................ 336,853   4,379,089
    Pinnacle West Capital Corp........................... 154,274  13,594,625
    PNM Resources, Inc................................... 140,201   5,971,161
    Portland General Electric Co......................... 155,113   7,495,060
#   PPL Corp............................................. 501,616  15,710,613
    Public Service Enterprise Group, Inc................. 329,149  17,955,078
*   Pure Cycle Corp......................................  33,003     335,640
    RGC Resources, Inc...................................  10,999     309,402
    Sempra Energy........................................ 138,459  16,196,934
    SJW Group............................................  36,170   2,168,391
#   South Jersey Industries, Inc......................... 153,319   4,565,840
    Southern Co. (The)................................... 522,350  25,386,210
    Southwest Gas Holdings, Inc..........................  82,487   6,460,382
#   Spark Energy, Inc., Class A..........................  18,700     155,210
    Spire, Inc...........................................  84,249   6,686,843
    UGI Corp............................................. 245,196  13,983,528

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                              SHARES        VALUE+
                                                            ----------- ---------------
UTILITIES -- (Continued)
      Unitil Corp..........................................      29,333 $     1,538,809
      Vectren Corp.........................................     145,985      10,566,394
*     Vistra Energy Corp...................................     410,756      10,314,083
#     WEC Energy Group, Inc................................     222,493      16,248,664
      Xcel Energy, Inc.....................................     337,817      17,688,098
      York Water Co. (The).................................      20,352         669,581
                                                                        ---------------
TOTAL UTILITIES............................................                 706,485,123
                                                                        ---------------
TOTAL COMMON STOCKS........................................              23,536,726,826
                                                                        ---------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
>>    Media General, Inc. Contingent Value Rights..........      34,446           2,697
                                                                        ---------------
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
      GCI Liberty, Inc.....................................      15,532         380,223
                                                                        ---------------
ENERGY -- (0.0%)
*>>   Enron TOPRS Escrow Shares............................         666               0
                                                                        ---------------
TOTAL PREFERRED STOCKS.....................................                     380,223
                                                                        ---------------
TOTAL INVESTMENT SECURITIES................................              23,537,109,746
                                                                        ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money
        Market Fund 2.320%................................. 244,622,508     244,622,508
                                                                        ---------------
SECURITIES LENDING COLLATERAL -- (6.7%)
@(S)  DFA Short Term Investment Fund....................... 147,832,638   1,710,571,453
                                                                        ---------------
TOTAL INVESTMENTS -- (100.0%)
     (Cost $18,269,155,039)^^..............................             $25,492,303,707
                                                                        ===============

As of January 31, 2019, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                    --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:......
S&P 500 (R) Emini Index.......  1,463     03/15/19  $184,992,675 $197,834,175  $12,841,500
                                                    ------------ ------------  -----------
TOTAL FUTURES CONTRACTS.......                      $184,992,675 $197,834,175  $12,841,500
                                                    ============ ============  ===========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------
                                  LEVEL 1     LEVEL 2 LEVEL 3      TOTAL
                               -------------- ------- -------- --------------
Common Stocks
   Communication Services..... $1,830,407,066      --       -- $1,830,407,066
   Consumer Discretionary.....  3,076,087,644 $   225       --  3,076,087,869
   Consumer Staples...........  1,462,178,659      --       --  1,462,178,659
   Energy.....................  1,297,128,181      --       --  1,297,128,181
   Financials.................  3,488,492,650  14,006       --  3,488,506,656

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------------
                                   LEVEL 1          LEVEL 2     LEVEL 3       TOTAL
                               ---------------   -------------- -------- ---------------
   Health Care................ $ 2,954,113,929               --       -- $ 2,954,113,929
   Industrials................   3,127,150,668               --       --   3,127,150,668
   Information Technology.....   4,537,015,695               --       --   4,537,015,695
   Materials..................     981,726,561   $       68,366       --     981,794,927
   Real Estate................      75,858,053               --       --      75,858,053
   Utilities..................     706,485,123               --       --     706,485,123
Preferred Stocks
   Communication Services.....         380,223               --       --         380,223
Rights/Warrants
   Consumer Discretionary.....              --            2,697       --           2,697
Temporary Cash Investments....     244,622,508               --       --     244,622,508
Securities Lending Collateral.              --    1,710,571,453       --   1,710,571,453
Futures Contracts**...........      12,841,500               --       --      12,841,500
                               ---------------   -------------- -------- ---------------
TOTAL......................... $23,794,488,460   $1,710,656,747       -- $25,505,145,207
                               ===============   ============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                         U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                           SHARES      VALUE+
                                                          --------- ------------
COMMON STOCKS -- (93.0%)
COMMUNICATION SERVICES -- (7.4%)
    A.H. Belo Corp., Class A.............................    49,061 $    198,206
    Activision Blizzard, Inc.............................   304,868   14,401,964
*   Alaska Communications Systems Group, Inc.............    99,183      183,489
*   Alphabet, Inc., Class A..............................    96,783  108,967,012
*   Alphabet, Inc., Class C..............................   102,183  114,074,036
#   Altice USA, Inc., Class A............................   559,224   10,983,159
#   AMC Entertainment Holdings, Inc., Class A............   162,772    2,384,610
#*  AMC Networks, Inc., Class A..........................   120,164    7,563,122
#*  ANGI Homeservices, Inc., Class A.....................    48,151      818,567
    AT&T, Inc............................................ 8,045,321  241,842,349
    ATN International, Inc...............................    54,372    4,055,064
#*  AutoWeb, Inc.........................................    29,885      101,011
*   Ballantyne Strong, Inc...............................    31,283       43,799
    Beasley Broadcast Group, Inc., Class A...............    27,174      122,826
*   Boingo Wireless, Inc.................................   158,259    3,817,207
#*  Boston Omaha Corp., Class A..........................       923       23,343
#   Cable One, Inc.......................................    13,616   12,041,173
#*  Care.com, Inc........................................     5,656      134,443
#*  Cargurus, Inc........................................     9,185      392,842
#*  Cars.com, Inc........................................   245,742    6,711,214
    CBS Corp., Class A...................................    14,126      702,910
    CBS Corp., Class B...................................   417,235   20,636,443
#*  Central European Media Enterprises, Ltd., Class A....    18,678       56,221
#   CenturyLink, Inc..................................... 1,786,631   27,371,187
*   Charter Communications, Inc., Class A................   212,965   70,502,063
#*  Cincinnati Bell, Inc.................................   114,469      954,671
#   Cinemark Holdings, Inc...............................   414,604   16,965,596
*   Clear Channel Outdoor Holdings, Inc., Class A........    55,873      311,213
#   Cogent Communications Holdings, Inc..................   113,226    5,485,800
    Comcast Corp., Class A............................... 5,784,188  211,527,755
#*  comScore, Inc........................................   114,084    2,246,314
#   Consolidated Communications Holdings, Inc............   311,170    3,323,296
#*  Daily Journal Corp...................................       426       94,193
*   DHI Group, Inc....................................... 1,026,390    2,011,724
#*  Discovery, Inc., Class A.............................   246,474    6,994,932
*   Discovery, Inc., Class B.............................     1,502       49,934
*   Discovery, Inc., Class C.............................   354,722    9,453,341
*   DISH Network Corp., Class A..........................   335,162   10,279,419
*   Electronic Arts, Inc.................................   114,819   10,590,905
    Emerald Expositions Events, Inc......................    74,167    1,053,171
*   Emmis Communications Corp., Class A..................    23,010       90,199
#   Entercom Communications Corp., Class A...............   456,737    3,347,882
    Entravision Communications Corp., Class A............   227,920      898,005
#*  Eros International P.L.C.............................     5,500       52,415
#   EW Scripps Co. (The), Class A........................   164,813    3,095,188
*   Facebook, Inc., Class A..............................   927,866  154,665,984
#   Frontier Communications Corp.........................    88,246      176,492
#   Gannett Co., Inc.....................................   387,462    4,296,954
#*  GCI Liberty, Inc., Class A...........................   243,677   12,403,159
#*  Glu Mobile, Inc......................................   279,625    2,723,547
*   Gray Television, Inc.................................   299,241    5,000,317
*   Gray Television, Inc., Class A.......................     3,160       48,348
*   Harte-Hanks, Inc.....................................    15,876       50,009
*   Hemisphere Media Group, Inc..........................    52,275      693,166

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
COMMUNICATION SERVICES -- (Continued)
*   IAC/InterActiveCorp..................................   140,228 $29,627,372
    IDT Corp., Class B...................................   256,782   1,843,695
*   IMAX Corp............................................   172,446   3,581,703
#*  Intelsat SA..........................................   208,756   5,079,033
    Interpublic Group of Cos., Inc. (The)................   773,956  17,607,499
#*  Iridium Communications, Inc..........................   314,193   6,089,060
    John Wiley & Sons, Inc., Class A.....................   145,509   7,534,456
    John Wiley & Sons, Inc., Class B.....................     7,502     386,728
#*  Lee Enterprises, Inc.................................    46,810     127,791
*   Liberty Broadband Corp...............................     1,306     104,741
*   Liberty Broadband Corp., Class A.....................    42,890   3,635,785
*   Liberty Broadband Corp., Class C.....................   162,660  13,829,353
*   Liberty Latin America, Ltd., Class A.................     5,560      96,939
*   Liberty Latin America, Ltd., Class C.................    21,159     369,859
#*  Liberty Media Corp.-Liberty Braves, Class A..........     9,515     258,237
*   Liberty Media Corp.-Liberty Braves, Class B..........       522      15,112
#*  Liberty Media Corp.-Liberty Braves, Class C..........    19,527     526,448
#*  Liberty Media Corp.-Liberty Formula One, Class A.....    36,777   1,125,376
#*  Liberty Media Corp.-Liberty Formula One, Class C.....   183,922   5,769,633
*   Liberty Media Corp.-Liberty SiriusXM, Class A........   109,770   4,366,651
*   Liberty Media Corp.-Liberty SiriusXM, Class B........     5,224     212,434
*   Liberty Media Corp.-Liberty SiriusXM, Class C........   228,036   9,112,319
*   Liberty TripAdvisor Holdings, Inc., Class A..........   500,395   8,336,581
*   Liberty TripAdvisor Holdings, Inc., Class B..........     1,138      19,670
#   Lions Gate Entertainment Corp., Class A..............   154,446   2,837,173
    Lions Gate Entertainment Corp., Class B..............   208,521   3,655,373
#*  Live Nation Entertainment, Inc.......................   355,758  19,036,611
*   Madison Square Garden Co. (The), Class A.............    44,054  12,242,607
    Marchex, Inc., Class B...............................   166,665     666,660
    Marcus Corp. (The)...................................    66,633   2,969,833
#   Match Group, Inc.....................................    82,948   4,436,889
#*  McClatchy Co. (The), Class A.........................    11,992      70,153
#*  Meet Group, Inc. (The)...............................   230,314   1,331,215
#   Meredith Corp........................................   109,636   5,949,946
#*  MSG Networks, Inc., Class A..........................   164,638   3,687,891
    National CineMedia, Inc..............................   161,502   1,115,979
*   Netflix, Inc.........................................    58,555  19,879,422
    New Media Investment Group, Inc......................   197,840   2,704,473
#   New York Times Co. (The), Class A....................   386,291   9,931,542
    News Corp., Class A..................................   672,367   8,626,469
    News Corp., Class B..................................   257,058   3,323,760
#   Nexstar Media Group, Inc., Class A...................   179,834  15,010,744
#   Omnicom Group, Inc...................................   267,839  20,859,301
#*  ORBCOMM, Inc.........................................   167,812   1,365,990
*   pdvWireless, Inc.....................................    13,761     555,119
#*  QuinStreet, Inc......................................    62,971   1,198,968
*   Reading International, Inc., Class A.................    53,169     840,070
#*  Reading International, Inc., Class B.................       300       7,838
*   Rosetta Stone, Inc...................................    37,189     563,785
    Saga Communications, Inc., Class A...................     5,094     172,279
    Salem Media Group, Inc...............................   182,761     513,558
    Scholastic Corp......................................    72,305   3,014,395
    Shenandoah Telecommunications Co.....................   214,633  10,222,970
    Sinclair Broadcast Group, Inc., Class A..............   266,164   8,200,513
#   Sirius XM Holdings, Inc..............................   520,537   3,034,731
#*  Snap, Inc., Class A..................................   397,882   2,657,852
    Spok Holdings, Inc...................................    72,102     997,892
#*  Sprint Corp.......................................... 1,026,056   6,402,589
*   Take-Two Interactive Software, Inc...................   136,087  14,363,983

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
COMMUNICATION SERVICES -- (Continued)
#*  TechTarget, Inc......................................    59,430 $      861,735
    TEGNA, Inc...........................................   730,163      8,572,114
    Telephone & Data Systems, Inc........................   359,141     13,008,087
*   T-Mobile US, Inc.....................................   340,892     23,732,901
    Townsquare Media, Inc., Class A......................    44,674        273,852
#*  Travelzoo............................................    67,893        835,084
    Tribune Media Co., Class A...........................    10,447        479,622
*   Tribune Publishing Co................................    74,864        896,122
#*  TripAdvisor, Inc.....................................   148,549      8,523,742
#*  TrueCar Inc..........................................   224,018      2,101,289
    Twenty-First Century Fox, Inc., Class A..............   767,213     37,831,273
    Twenty-First Century Fox, Inc., Class B..............   393,082     19,284,603
*   Twitter, Inc.........................................   524,182     17,591,548
*   United States Cellular Corp..........................    58,137      3,347,528
#*  Urban One, Inc.......................................   174,284        357,282
    Verizon Communications, Inc.......................... 3,707,953    204,159,892
#   Viacom, Inc., Class A................................     8,444        289,545
    Viacom, Inc., Class B................................   582,858     17,147,682
*   Vonage Holdings Corp.................................   671,366      6,116,144
    Walt Disney Co. (The)................................ 1,287,175    143,545,756
#   World Wrestling Entertainment, Inc., Class A.........    79,408      6,538,455
#*  Yelp, Inc............................................    98,447      3,585,440
*   Zayo Group Holdings, Inc.............................   386,175     10,600,504
*   Zedge, Inc., Class B.................................    24,094         49,634
#*  Zillow Group, Inc., Class A..........................    92,261      3,211,605
#*  Zillow Group, Inc., Class C..........................   118,210      4,147,989
#*  Zynga, Inc., Class A................................. 1,698,577      7,609,625
                                                                    --------------
TOTAL COMMUNICATION SERVICES.............................            1,973,816,290
                                                                    --------------
CONSUMER DISCRETIONARY -- (11.4%)
*   1-800-Flowers.com, Inc., Class A.....................   116,597      1,859,722
    Aaron's, Inc.........................................   205,777     10,301,197
#   Abercrombie & Fitch Co., Class A.....................   322,534      6,989,312
#   Acushnet Holdings Corp...............................   204,794      4,708,214
#   Adient P.L.C.........................................   156,028      3,079,993
*   Adtalem Global Education, Inc........................   207,312     10,137,557
    Advance Auto Parts, Inc..............................    84,420     13,439,664
*   Amazon.com, Inc......................................   219,288    376,896,864
    AMCON Distributing Co................................     1,168        109,833
#*  American Axle & Manufacturing Holdings, Inc..........   380,953      5,630,485
    American Eagle Outfitters, Inc.......................   708,266     14,958,578
#*  American Outdoor Brands Corp.........................   206,427      2,491,574
*   American Public Education, Inc.......................    52,951      1,566,820
*   America's Car-Mart, Inc..............................    29,005      2,029,190
    Aptiv P.L.C..........................................   378,588     29,957,668
    Aramark..............................................   575,236     18,954,026
    Ark Restaurants Corp.................................     6,766        125,171
#*  Asbury Automotive Group, Inc.........................   107,813      7,616,988
#*  Ascena Retail Group, Inc.............................   656,620      1,608,719
#*  Ascent Capital Group, Inc., Class A..................    34,102         17,733
#*  Aspen Group, Inc.....................................    23,171        107,745
#*  At Home Group, Inc...................................   170,838      3,765,270
#   Autoliv, Inc.........................................   162,317     12,961,012
#*  AutoNation, Inc......................................   297,776     11,538,820
*   AutoZone, Inc........................................    10,773      9,128,394
*   Barnes & Noble Education, Inc........................   161,574        924,203
#   Barnes & Noble, Inc..................................   249,766      1,506,089
    Bassett Furniture Industries, Inc....................    18,048        344,175
    BBX Capital Corp.....................................    82,044        506,211

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#*  Beazer Homes USA, Inc................................ 107,973 $ 1,352,902
#   Bed Bath & Beyond, Inc............................... 454,930   6,864,894
*   Belmond, Ltd., Class A............................... 368,267   9,177,214
    Best Buy Co., Inc.................................... 589,142  34,900,772
#   Big 5 Sporting Goods Corp............................ 399,718   1,375,030
#   Big Lots, Inc........................................ 230,147   7,258,836
#*  Biglari Holdings, Inc., Class A......................     415     269,754
*   Biglari Holdings, Inc., Class B......................   2,109     276,110
#   BJ's Restaurants, Inc................................  85,019   4,236,497
    Bloomin' Brands, Inc................................. 446,148   8,222,508
*   Booking Holdings, Inc................................  25,254  46,285,784
*   Boot Barn Holdings, Inc..............................  94,067   2,203,990
    BorgWarner, Inc...................................... 485,573  19,859,936
    Bowl America, Inc., Class A..........................   3,937      62,205
#   Boyd Gaming Corp.....................................  77,977   2,130,332
*   Bridgepoint Education, Inc........................... 116,596     947,925
*   Bright Horizons Family Solutions, Inc................ 102,325  11,848,212
#   Brinker International, Inc...........................  85,112   3,448,738
    Brunswick Corp....................................... 269,306  13,551,478
#   Buckle, Inc. (The)...................................  38,775     673,522
*   Build-A-Bear Workshop, Inc...........................  67,264     318,159
*   Burlington Stores, Inc...............................  69,702  11,968,530
#*  Caesars Entertainment Corp...........................  92,388     844,426
    Caleres, Inc......................................... 147,819   4,410,919
    Callaway Golf Co..................................... 279,733   4,556,851
#   Camping World Holdings, Inc., Class A................   5,293      75,055
    Capri Holdings, Ltd.................................. 384,277  16,324,087
*   Career Education Corp................................ 254,762   3,288,977
#*  CarMax, Inc.......................................... 343,755  20,205,919
    Carnival Corp........................................ 256,403  14,763,685
    Carriage Services, Inc...............................  60,847   1,183,474
#*  Carrols Restaurant Group, Inc........................ 151,163   1,304,537
    Carter's, Inc........................................ 121,161  10,044,247
#*  Carvana Co...........................................   8,296     308,196
    Cato Corp. (The), Class A............................  74,627   1,108,211
*   Cavco Industries, Inc................................  24,235   4,030,038
#*  Centric Brands, Inc..................................  29,952     114,117
*   Century Casinos, Inc.................................   2,000      15,340
#*  Century Communities, Inc............................. 103,761   2,434,233
#   Cheesecake Factory, Inc. (The)....................... 180,742   8,111,701
#*  Chegg, Inc...........................................  14,382     506,534
#   Chico's FAS, Inc..................................... 864,124   5,011,919
#   Children's Place, Inc. (The).........................  98,877   9,567,339
*   Chipotle Mexican Grill, Inc..........................  19,141  10,137,265
#   Choice Hotels International, Inc.....................  69,715   5,518,639
#*  Christopher & Banks Corp............................. 103,761      62,205
#   Churchill Downs, Inc.................................  18,204   1,674,404
*   Chuy's Holdings, Inc.................................  58,889   1,337,958
    Citi Trends, Inc.....................................  47,540     974,095
    Clarus Corp..........................................  93,318   1,044,228
#   Collectors Universe, Inc.............................   8,599     115,915
    Columbia Sportswear Co............................... 152,949  13,641,521
#*  Conn's, Inc.......................................... 105,962   2,218,844
#*  Container Store Group, Inc. (The)....................  36,366     260,381
#   Cooper Tire & Rubber Co.............................. 496,906  17,491,091
*   Cooper-Standard Holdings, Inc........................  68,894   5,267,635
    Core-Mark Holding Co., Inc........................... 123,318   3,438,106
#   Cracker Barrel Old Country Store, Inc................  64,779  10,836,231
#*  Crocs, Inc........................................... 199,042   5,716,486

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
    Crown Crafts, Inc....................................    22,116 $   128,273
    CSS Industries, Inc..................................     8,600      75,078
    Culp, Inc............................................    43,461     830,105
    Dana, Inc............................................   602,666  10,618,975
    Darden Restaurants, Inc..............................   165,526  17,368,643
#   Dave & Buster's Entertainment, Inc...................   168,132   8,650,391
#*  DavidsTea, Inc.......................................     1,035       1,708
#*  Deckers Outdoor Corp.................................   105,671  13,573,440
#*  Del Frisco's Restaurant Group, Inc...................   104,961     831,291
*   Del Taco Restaurants, Inc............................   111,950   1,163,160
    Delphi Technologies P.L.C............................   145,180   2,600,174
*   Delta Apparel, Inc...................................    15,491     364,813
#*  Denny's Corp.........................................   151,857   2,686,350
#*  Destination Maternity Corp...........................    25,941      77,304
#*  Destination XL Group, Inc............................   166,505     429,583
#   Dick's Sporting Goods, Inc...........................   262,198   9,258,211
#   Dillard's, Inc., Class A.............................   117,391   7,840,545
#   Dine Brands Global, Inc..............................    65,801   5,018,642
*   Dixie Group, Inc. (The)..............................   349,189     307,286
    Dollar General Corp..................................   347,973  40,166,523
*   Dollar Tree, Inc.....................................   305,601  29,591,345
    Domino's Pizza, Inc..................................    40,454  11,478,013
#*  Dorman Products, Inc.................................   118,767  10,208,024
#*  Dover Downs Gaming & Entertainment, Inc..............     7,610      20,243
    Dover Motorsports, Inc...............................    18,678      37,169
    DR Horton, Inc.......................................   514,908  19,798,213
#*  Drive Shack, Inc.....................................   125,901     530,043
    DSW, Inc., Class A...................................   253,672   6,912,562
#*  Duluth Holdings, Inc., Class B.......................     3,601      85,992
#   Dunkin' Brands Group, Inc............................   144,073   9,853,152
*   eBay, Inc............................................   865,463  29,122,830
    Educational Development Corp.........................     7,618      60,182
#*  El Pollo Loco Holdings, Inc..........................    81,927   1,350,976
#*  Eldorado Resorts, Inc................................    63,704   2,969,880
*   Emerson Radio Corp...................................    26,350      38,339
    Escalade, Inc........................................    40,584     452,917
#   Ethan Allen Interiors, Inc...........................    84,955   1,612,446
#*  Etsy, Inc............................................    22,569   1,233,396
#*  EVINE Live, Inc......................................    18,175       9,996
    Expedia Group, Inc...................................   141,894  16,920,859
#*  Express, Inc.........................................   775,465   4,109,964
    Extended Stay America, Inc...........................   588,162  10,057,570
#*  Famous Dave's of America, Inc........................    13,253      60,964
#*  Fiesta Restaurant Group, Inc.........................    72,113   1,071,599
*   Five Below, Inc......................................   110,262  13,642,717
    Flanigan's Enterprises, Inc..........................     2,891      67,837
    Flexsteel Industries, Inc............................    10,771     268,952
#*  Floor & Decor Holdings, Inc., Class A................    86,308   2,959,501
    Foot Locker, Inc.....................................   341,392  19,080,399
    Ford Motor Co........................................ 4,314,222  37,965,154
#*  Fossil Group, Inc....................................   164,061   2,782,475
*   Fox Factory Holding Corp.............................   130,993   7,771,815
#*  Francesca's Holdings Corp............................   164,959     145,692
#*  Fred's, Inc., Class A................................   124,227     345,351
*   frontdoor, Inc.......................................   133,045   3,954,097
*   FTD Cos., Inc........................................    60,874     156,446
*   Full House Resorts, Inc..............................    23,954      55,094
#*  Funko, Inc., Class A.................................     2,300      39,905
#*  Gaia, Inc............................................    23,801     279,900

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            SHARES      VALUE+
                                                           --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
#    GameStop Corp., Class A.............................. 1,575,224 $ 17,863,040
#    Gap, Inc. (The)......................................   785,913   19,993,627
     Garmin, Ltd..........................................   147,695   10,217,540
#*   Garrett Motion, Inc..................................    38,494      614,749
     General Motors Co.................................... 1,628,062   63,526,979
#*   Genesco, Inc.........................................    69,552    3,142,359
     Gentex Corp..........................................   848,664   17,974,704
#*   Gentherm, Inc........................................   126,604    5,388,266
     Genuine Parts Co.....................................   278,239   27,773,817
#*   G-III Apparel Group, Ltd.............................   170,255    5,936,792
*    Good Times Restaurants, Inc..........................    14,300       35,607
     Goodyear Tire & Rubber Co. (The).....................   659,298   13,970,525
#*   GoPro, Inc., Class A.................................   175,969      867,527
     Graham Holdings Co., Class B.........................    12,018    7,991,970
*    Grand Canyon Education, Inc..........................   170,995   15,892,275
*    Green Brick Partners, Inc............................    15,871      134,269
#    Group 1 Automotive, Inc..............................    66,734    4,072,776
#*   Groupon, Inc......................................... 1,232,019    4,644,712
#*   GrubHub, Inc.........................................   104,596    8,409,518
     Guess?, Inc..........................................   282,107    5,503,908
#    H&R Block, Inc.......................................   326,132    7,693,454
#*   Habit Restaurants, Inc. (The), Class A...............    53,580      547,588
     Hamilton Beach Brands Holding Co., Class A...........    32,542      850,648
#    Hanesbrands, Inc.....................................   417,743    6,261,968
#    Harley-Davidson, Inc.................................   485,837   17,907,952
#    Hasbro, Inc..........................................    87,035    7,881,890
#    Haverty Furniture Cos., Inc..........................    65,791    1,340,163
     Haverty Furniture Cos., Inc., Class A................     2,523       51,343
*    Helen of Troy, Ltd...................................    73,249    8,499,814
#*   Hibbett Sports, Inc..................................   247,261    4,040,245
*    Hilton Grand Vacations, Inc..........................   177,969    5,399,579
     Hilton Worldwide Holdings, Inc.......................   300,917   22,412,298
     Home Depot, Inc. (The)...............................   585,264  107,413,502
     Hooker Furniture Corp................................    36,936    1,062,649
#*   Horizon Global Corp..................................    56,437      118,518
*    Houghton Mifflin Harcourt Co.........................   366,894    3,841,380
     Hyatt Hotels Corp., Class A..........................    76,915    5,377,128
#*   Installed Building Products, Inc.....................    85,113    3,584,108
#    International Game Technology P.L.C..................   131,549    2,152,142
#*   iRobot Corp..........................................    67,457    6,056,964
*    J Alexander's Holdings, Inc..........................    39,480      339,528
#*   J. Jill, Inc.........................................    76,113      452,872
#    Jack in the Box, Inc.................................    60,844    4,925,322
#*   JAKKS Pacific, Inc...................................   386,834      727,248
#*   JC Penney Co., Inc................................... 1,451,035    1,915,366
     Johnson Outdoors, Inc., Class A......................    29,907    1,873,674
*    K12, Inc.............................................   173,542    5,468,308
     KB Home..............................................   157,600    3,374,216
*    Kirkland's, Inc......................................   106,640    1,089,861
     Kohl's Corp..........................................   418,240   28,728,906
#*   Kona Grill, Inc......................................     5,979        6,577
*    Koss Corp............................................     4,495        8,585
#    L Brands, Inc........................................   268,460    7,473,926
#*   Lakeland Industries, Inc.............................    21,151      236,468
#*   Lands' End, Inc......................................    37,689      674,633
     Las Vegas Sands Corp.................................   193,375   11,285,365
*    Laureate Education, Inc., Class A....................     6,614      105,824
*>>  Lazare Kaplan International Inc......................     3,667          516
     La-Z-Boy, Inc........................................   158,712    4,701,049

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*   Lazydays Holdings, Inc...............................    11,759 $    72,318
#   LCI Industries.......................................   104,215   8,591,485
*   Leaf Group, Ltd......................................    64,844     498,002
    Lear Corp............................................   154,791  23,826,979
#   Leggett & Platt, Inc.................................   310,557  12,720,415
    Lennar Corp., Class A................................   545,930  25,888,001
    Lennar Corp., Class B................................    41,469   1,580,798
#   Libbey, Inc..........................................    98,478     494,360
*   Liberty Expedia Holdings, Inc., Class A..............   118,872   4,872,563
    Liberty Tax, Inc.....................................    13,925     165,847
    Lifetime Brands, Inc.................................    54,312     528,456
*   Lincoln Educational Services Corp....................    56,293     159,872
#*  Lindblad Expeditions Holdings, Inc...................    10,754     132,167
#*  Liquidity Services, Inc..............................    96,216     805,328
#   Lithia Motors, Inc., Class A.........................    91,436   8,133,232
*   LKQ Corp.............................................   421,523  11,052,333
    Lowe's Cos., Inc.....................................   370,369  35,614,683
*   Luby's, Inc..........................................   657,623     986,434
*   Lululemon Athletica, Inc.............................    92,574  13,683,363
#*  Lumber Liquidators Holdings, Inc.....................    55,549     667,699
*   M/I Homes, Inc.......................................    73,907   1,957,796
    Macy's, Inc..........................................   717,673  18,874,800
*   Malibu Boats, Inc., Class A..........................    84,934   3,444,074
    Marine Products Corp.................................    27,683     393,099
*   MarineMax, Inc.......................................    93,576   1,663,781
    Marriott International, Inc., Class A................   135,768  15,549,509
    Marriott Vacations Worldwide Corp....................   153,041  13,550,250
*   MasterCraft Boat Holdings, Inc.......................    28,760     627,831
#*  Mattel, Inc..........................................   325,428   3,853,068
    McDonald's Corp......................................   283,387  50,663,928
    MDC Holdings, Inc....................................   192,065   6,324,700
*   Meritage Homes Corp..................................   131,485   5,927,344
    MGM Resorts International............................   497,634  14,650,345
#*  Michaels Cos., Inc. (The)............................   221,149   3,065,125
*   Modine Manufacturing Co..............................   157,295   2,301,226
*   Mohawk Industries, Inc...............................   100,893  12,994,009
*   Monarch Casino & Resort, Inc.........................     6,743     291,567
#   Monro, Inc...........................................   112,938   8,093,137
#*  Motorcar Parts of America, Inc.......................    65,597   1,311,940
#   Movado Group, Inc....................................    54,870   1,753,096
*   Murphy USA, Inc......................................   175,876  12,935,680
    Nathan's Famous, Inc.................................     9,787     660,622
#*  National Vision Holdings, Inc........................    28,528     906,049
*   Nautilus, Inc........................................   107,416     806,694
*   Nevada Gold & Casinos, Inc...........................     1,100       2,717
#*  New Home Co., Inc. (The).............................    55,518     384,185
#   Newell Brands, Inc...................................   186,771   3,961,413
    NIKE, Inc., Class B..................................   507,415  41,547,140
    Nobility Homes, Inc..................................     2,557      53,761
#   Nordstrom, Inc.......................................   269,973  12,529,447
*   Norwegian Cruise Line Holdings, Ltd..................   353,541  18,182,614
    Nutrisystem, Inc.....................................    85,368   3,705,825
*   NVR, Inc.............................................     4,719  12,552,540
    Office Depot, Inc.................................... 1,826,784   5,389,013
#*  Ollie's Bargain Outlet Holdings, Inc.................   118,573   9,268,851
*   O'Reilly Automotive, Inc.............................    61,168  21,082,163
#*  Overstock.com, Inc...................................    61,365   1,064,683
#   Oxford Industries, Inc...............................    58,392   4,471,659
    P&F Industries, Inc., Class A........................     2,869      22,149

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#   Papa John's International, Inc.......................  72,472 $ 3,064,841
#*  Papa Murphy's Holdings, Inc..........................   2,107       9,713
#*  Party City Holdco, Inc...............................  82,289     908,471
    Peak Resorts, Inc....................................  33,235     151,552
#*  Penn National Gaming, Inc............................ 167,303   4,055,425
#   Penske Automotive Group, Inc......................... 287,506  13,478,281
#   PetMed Express, Inc..................................  39,873     944,193
#   Pier 1 Imports, Inc.................................. 709,329     578,600
*   Planet Fitness, Inc., Class A........................ 192,198  11,132,108
*   Playa Hotels & Resorts NV............................  54,473     429,247
#   Polaris Industries, Inc.............................. 155,049  13,005,510
#   Pool Corp............................................  73,758  11,057,062
#*  Potbelly Corp........................................  70,548     611,651
    PulteGroup, Inc...................................... 623,308  17,334,195
    PVH Corp............................................. 100,064  10,917,983
*   QEP Co., Inc.........................................     670      16,114
#*  Quotient Technology Inc.............................. 211,949   2,119,490
*   Qurate Retail Group, Inc. QVC Group, Class B.........   1,143      24,952
*   Qurate Retail, Inc................................... 655,643  14,260,235
    Ralph Lauren Corp....................................  67,278   7,813,667
    RCI Hospitality Holdings, Inc........................  15,909     354,930
*   Red Lion Hotels Corp.................................  49,614     458,930
#*  Red Robin Gourmet Burgers, Inc....................... 185,876   5,944,314
#   Red Rock Resorts, Inc., Class A...................... 153,369   3,892,505
*   Regis Corp........................................... 126,972   2,368,028
*   Rent-A-Center, Inc................................... 103,534   1,811,845
*   RH...................................................  79,179  10,758,051
    Rocky Brands, Inc....................................  11,845     317,564
    Ross Stores, Inc..................................... 209,274  19,278,321
    Royal Caribbean Cruises, Ltd......................... 175,269  21,041,043
#   RTW RetailWinds, Inc................................. 223,042     691,430
    Ruth's Hospitality Group, Inc........................ 165,111   3,814,064
#*  Sally Beauty Holdings, Inc........................... 280,307   4,826,887
#*  Scientific Games Corp., Class A...................... 109,381   2,741,088
#*  Sears Hometown and Outlet Stores, Inc................  17,452      36,300
#*  SeaWorld Entertainment, Inc.......................... 304,333   7,927,875
#*  Sequential Brands Group, Inc.........................  27,942      30,457
#   Service Corp. International.......................... 493,717  21,190,334
*   ServiceMaster Global Holdings, Inc................... 266,091  10,374,888
#*  Shake Shack, Inc., Class A...........................  44,856   2,142,323
*   Shiloh Industries, Inc............................... 146,965     880,320
#   Shoe Carnival, Inc...................................  42,020   1,549,698
#*  Shutterfly, Inc...................................... 109,815   5,047,097
#   Shutterstock, Inc....................................  73,462   2,939,215
#   Signet Jewelers, Ltd................................. 207,592   5,056,941
#   Six Flags Entertainment Corp......................... 121,738   7,497,843
#*  Skechers U.S.A., Inc., Class A....................... 399,012  10,841,156
#   Skyline Champion Corp................................ 143,503   2,591,664
#*  Sleep Number Corp.................................... 173,427   6,243,372
#   Sonic Automotive, Inc., Class A...................... 269,669   4,125,936
#*  Sotheby's............................................ 145,988   5,896,455
    Speedway Motorsports, Inc............................ 119,188   1,923,694
#*  Sportsman's Warehouse Holdings, Inc.................. 122,329     628,771
#   Stage Stores, Inc.................................... 571,405     542,835
#*  Stamps.com, Inc......................................  36,361   6,766,055
    Standard Motor Products, Inc.........................  80,378   3,951,382
    Starbucks Corp....................................... 654,620  44,605,807
#*  Stein Mart, Inc...................................... 112,747     126,277
    Steven Madden, Ltd................................... 288,859   9,431,246

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*   Stoneridge, Inc...................................... 107,534 $ 2,807,713
#   Strategic Education, Inc.............................  93,101  10,185,249
#   Strattec Security Corp...............................   8,355     288,248
#   Sturm Ruger & Co., Inc...............................  16,609     904,858
    Superior Group of Cos, Inc...........................  43,979     781,507
#   Superior Industries International, Inc............... 222,196   1,144,309
*   Sypris Solutions, Inc................................  26,299      27,877
#   Tailored Brands, Inc................................. 111,513   1,408,409
*   Tandy Leather Factory, Inc...........................  25,740     147,233
    Tapestry, Inc........................................ 469,310  18,166,990
    Target Corp.......................................... 551,687  40,273,151
*   Taylor Morrison Home Corp., Class A.................. 307,455   5,810,899
#*  Tempur Sealy International, Inc...................... 131,892   6,992,914
    Tenneco, Inc., Class A............................... 176,952   6,136,695
#*  Tesla, Inc...........................................  10,234   3,142,043
    Texas Roadhouse, Inc................................. 180,904  11,006,199
#   Thor Industries, Inc................................. 220,321  14,347,304
#   Tiffany & Co......................................... 183,552  16,286,569
#   Tile Shop Holdings, Inc.............................. 171,286   1,300,061
    Tilly's, Inc., Class A...............................  68,691     831,848
    TJX Cos., Inc. (The)................................. 525,314  26,123,865
    Toll Brothers, Inc................................... 340,958  12,594,989
*   TopBuild Corp........................................ 118,884   6,278,264
    Tower International, Inc.............................  91,908   2,673,604
*   Town Sports International Holdings, Inc..............  31,508     189,993
    Tractor Supply Co.................................... 191,144  16,323,698
*   Trans World Entertainment Corp....................... 997,720     604,618
*   TravelCenters of America LLC.........................  66,717     334,919
#*  TRI Pointe Group, Inc................................ 569,348   7,657,731
#*  Tuesday Morning Corp................................. 161,010     318,800
    Tupperware Brands Corp...............................  99,109   2,702,702
#*  Turtle Beach Corp....................................  10,213     152,072
*   Ulta Salon Cosmetics & Fragrance, Inc................  58,585  17,102,133
#*  Under Armour, Inc., Class A.......................... 244,886   5,078,936
#*  Under Armour, Inc., Class C.......................... 308,027   5,834,031
*   Unifi, Inc...........................................  70,488   1,507,738
#   Unique Fabricating, Inc..............................  17,320      95,000
#*  Universal Electronics, Inc...........................  44,224   1,245,790
*   Universal Technical Institute, Inc...................  61,591     210,641
#*  Urban Outfitters, Inc................................ 394,065  12,728,299
#*  US Auto Parts Network, Inc........................... 189,558     199,036
    Vail Resorts, Inc....................................  56,766  10,686,767
#*  Veoneer, Inc......................................... 101,973   3,039,815
#*  Vera Bradley, Inc.................................... 130,433   1,167,375
    VF Corp.............................................. 162,248  13,656,414
#*  Vince Holding Corp...................................   3,562      42,673
*   Vista Outdoor, Inc................................... 194,431   1,940,421
#*  Visteon Corp......................................... 111,275   8,555,935
#*  Vitamin Shoppe, Inc.................................. 256,448   1,184,790
*   VOXX International Corp..............................  97,553     508,251
#*  Wayfair, Inc., Class A...............................  42,533   4,655,662
#*  Weight Watchers International, Inc...................  81,185   2,597,920
#   Wendy's Co. (The).................................... 860,065  14,896,326
#   Weyco Group, Inc.....................................  25,481     684,674
#   Whirlpool Corp....................................... 142,228  18,917,746
#*  William Lyon Homes, Class A..........................  96,925   1,285,225
#   Williams-Sonoma, Inc................................. 372,360  20,267,555
#   Wingstop, Inc........................................  78,649   5,163,307
    Winmark Corp.........................................   7,748   1,194,354

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
CONSUMER DISCRETIONARY -- (Continued)
#   Winnebago Industries, Inc............................   106,571 $    3,047,931
    Wolverine World Wide, Inc............................   260,741      8,946,024
    Wyndham Destinations, Inc............................   144,276      6,079,791
    Wyndham Hotels & Resorts, Inc........................   224,419     11,016,729
    Wynn Resorts, Ltd....................................    76,876      9,456,517
    Yum! Brands, Inc.....................................    93,374      8,775,289
*   ZAGG, Inc............................................    95,312      1,069,401
*   Zumiez, Inc..........................................    83,902      2,131,950
                                                                    --------------
TOTAL CONSUMER DISCRETIONARY.............................            3,060,136,578
                                                                    --------------
CONSUMER STAPLES -- (5.5%)
#   Alico, Inc...........................................    24,578        727,509
    Altria Group, Inc.................................... 1,147,485     56,628,385
    Andersons, Inc. (The)................................   147,777      5,179,584
    Archer-Daniels-Midland Co............................   602,711     27,061,724
*   Avon Products, Inc...................................   690,307      1,615,318
#   B&G Foods, Inc.......................................   254,798      6,792,915
#*  Boston Beer Co., Inc. (The), Class A.................    37,073      9,237,109
*   Bridgford Foods Corp.................................    11,491        324,506
    Brown-Forman Corp., Class A..........................    55,586      2,614,210
#   Brown-Forman Corp., Class B..........................   322,962     15,259,955
    Bunge, Ltd...........................................   279,811     15,409,192
#   Calavo Growers, Inc..................................    51,317      4,175,151
#   Cal-Maine Foods, Inc.................................   122,801      5,179,746
#   Campbell Soup Co.....................................   322,417     11,423,234
#   Casey's General Stores, Inc..........................   148,675     19,131,499
*   CCA Industries, Inc..................................     5,962         14,070
#*  Central Garden & Pet Co..............................    37,402      1,466,532
*   Central Garden & Pet Co., Class A....................   122,069      4,348,098
#*  Chefs' Warehouse, Inc. (The).........................    79,060      2,539,407
    Church & Dwight Co., Inc.............................   236,607     15,287,178
#   Clorox Co. (The).....................................   132,095     19,600,256
#   Coca-Cola Bottling Co. Consolidated..................    30,092      6,493,854
    Coca-Cola Co. (The).................................. 2,225,891    107,132,134
#*  Coffee Holding Co., Inc..............................     5,400         32,832
    Colgate-Palmolive Co.................................   191,018     12,355,044
    Conagra Brands, Inc..................................   564,770     12,221,623
    Constellation Brands, Inc., Class A..................    95,081     16,511,767
#   Constellation Brands, Inc., Class B..................     4,511        768,381
    Costco Wholesale Corp................................   225,043     48,300,979
#   Coty, Inc., Class A..................................   974,025      7,558,434
#*  Craft Brew Alliance, Inc.............................    46,636        767,629
*   Crimson Wine Group, Ltd..............................    24,913        209,269
*   Cyanotech Corp.......................................     2,301          7,639
*   Darling Ingredients, Inc.............................   422,245      8,981,151
#   Dean Foods Co........................................ 1,630,449      6,798,972
*   Edgewell Personal Care Co............................   174,194      6,871,953
#   Energizer Holdings, Inc..............................   127,265      6,032,361
    Estee Lauder Cos., Inc. (The), Class A...............    59,795      8,157,234
*   Farmer Brothers Co...................................    45,705      1,124,343
#   Flowers Foods, Inc...................................   703,470     13,830,220
    Fresh Del Monte Produce, Inc.........................   138,185      4,419,156
    General Mills, Inc...................................   605,162     26,893,399
#*  Hain Celestial Group, Inc. (The).....................   198,495      3,638,413
#*  Herbalife Nutrition, Ltd.............................   252,784     15,091,205
    Hershey Co. (The)....................................   154,380     16,379,718
#   Hormel Foods Corp....................................   574,933     24,331,165
#*  Hostess Brands, Inc..................................   332,376      3,819,000
    Ingles Markets, Inc., Class A........................    55,537      1,585,026

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
CONSUMER STAPLES -- (Continued)
    Ingredion, Inc.......................................   214,173 $ 21,203,127
    Inter Parfums, Inc...................................    85,209    5,662,990
    J&J Snack Foods Corp.................................    52,259    8,066,177
    JM Smucker Co. (The).................................   152,827   16,028,496
    John B. Sanfilippo & Son, Inc........................    34,146    2,330,465
#   Kellogg Co...........................................   402,375   23,744,149
#   Keurig Dr Pepper, Inc................................   145,443    3,958,958
    Kimberly-Clark Corp..................................   103,431   11,520,145
    Kraft Heinz Co. (The)................................   362,822   17,437,225
    Kroger Co. (The)..................................... 1,464,801   41,497,812
    Lamb Weston Holdings, Inc............................    72,788    5,262,572
    Lancaster Colony Corp................................    56,416    8,974,093
*   Landec Corp..........................................    89,625    1,137,341
*   Lifevantage Corp.....................................    21,105      313,409
*   Lifeway Foods, Inc...................................    21,293       59,833
    Limoneira Co.........................................    36,679      808,038
    Mannatech, Inc.......................................     4,594       87,378
    McCormick & Co., Inc.................................     3,330      412,254
#   McCormick & Co., Inc. Non-Voting.....................   136,942   16,931,509
    Medifast, Inc........................................    67,518    8,590,990
#   MGP Ingredients, Inc.................................    71,438    5,128,534
#   Molson Coors Brewing Co., Class A....................     1,020       68,850
    Molson Coors Brewing Co., Class B....................   262,079   17,457,082
    Mondelez International, Inc., Class A................   574,940   26,596,724
*   Monster Beverage Corp................................   180,203   10,314,820
#   National Beverage Corp...............................    78,210    6,557,126
*   Natural Alternatives International, Inc..............    16,951      189,173
#*  Natural Grocers by Vitamin Cottage, Inc..............    73,621    1,005,663
#   Natural Health Trends Corp...........................    16,960      277,974
#*  Nature's Sunshine Products, Inc......................    50,695      405,560
#*  New Age Beverages Corp...............................    34,298      243,859
    Nu Skin Enterprises, Inc., Class A...................   210,393   13,812,300
#   Ocean Bio-Chem, Inc..................................    12,000       44,760
    Oil-Dri Corp. of America.............................    14,194      376,709
#*  Orchids Paper Products Co............................    12,261       12,874
    PepsiCo, Inc.........................................   720,412   81,168,820
*   Performance Food Group Co............................   298,844   10,208,511
    Philip Morris International, Inc.....................   383,698   29,437,311
*   Pilgrim's Pride Corp.................................   301,330    6,104,946
#*  Post Holdings, Inc...................................   251,346   23,329,936
#   PriceSmart, Inc......................................    81,647    5,000,879
*   Primo Water Corp.....................................    84,828    1,105,309
    Procter & Gamble Co. (The)........................... 1,360,960  131,291,811
#*  Pyxus International, Inc.............................    27,945      453,547
#*  Revlon, Inc., Class A................................    65,000    1,703,000
#*  RiceBran Technologies................................     4,367       14,280
#*  Rite Aid Corp........................................ 1,241,035      996,923
    Rocky Mountain Chocolate Factory, Inc................    12,203      104,946
#*  S&W Seed Co..........................................    60,045      140,505
#   Sanderson Farms, Inc.................................   111,082   13,674,194
    Seaboard Corp........................................     1,240    4,791,571
*   Seneca Foods Corp., Class A..........................    28,492      814,871
*   Seneca Foods Corp., Class B..........................     1,999       57,971
*   Simply Good Foods Co. (The)..........................   178,392    3,530,378
#*  Smart & Final Stores, Inc............................   199,093    1,200,531
    SpartanNash Co.......................................   123,111    2,554,553
#   Spectrum Brands Holdings, Inc........................   180,038   10,060,523
#*  Sprouts Farmers Market, Inc..........................   473,063   11,344,051
    Sysco Corp...........................................   230,162   14,695,844

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
CONSUMER STAPLES -- (Continued)
*   Tofutti Brands, Inc..................................     1,645 $        3,389
#   Tootsie Roll Industries, Inc.........................    70,042      2,426,955
#*  TreeHouse Foods, Inc.................................   192,443     11,230,974
#   Turning Point Brands, Inc............................     5,616        198,863
    Tyson Foods, Inc., Class A...........................   381,652     23,631,892
#*  United Natural Foods, Inc............................   147,389      1,930,796
    United-Guardian, Inc.................................     4,655         92,681
    Universal Corp.......................................    84,228      4,859,956
*   US Foods Holding Corp................................   434,114     14,638,324
*   USANA Health Sciences, Inc...........................    93,475     10,945,923
#   Vector Group, Ltd....................................   253,816      2,791,976
#*  Veru, Inc............................................    50,478         77,484
#   Village Super Market, Inc., Class A..................    29,727        799,359
    Walgreens Boots Alliance, Inc........................   746,687     53,955,603
    Walmart, Inc......................................... 1,149,206    110,128,411
#   WD-40 Co.............................................    33,668      6,119,159
#   Weis Markets, Inc....................................    90,746      4,402,996
*   Willamette Valley Vineyards, Inc.....................     6,260         44,133
                                                                    --------------
TOTAL CONSUMER STAPLES...................................            1,462,911,533
                                                                    --------------
ENERGY -- (5.7%)
*   Abraxas Petroleum Corp...............................   502,185        597,600
    Adams Resources & Energy, Inc........................     7,057        279,669
    Anadarko Petroleum Corp..............................   448,348     21,220,311
#*  Antero Resources Corp................................   511,344      5,144,121
#   Apache Corp..........................................   617,076     20,252,434
*   Apergy Corp..........................................   156,958      5,276,928
#   Arch Coal, Inc., Class A.............................    96,194      8,477,577
    Archrock, Inc........................................   426,414      4,025,348
#*  Ardmore Shipping Corp................................    59,095        335,069
*   Aspen Aerogels, Inc..................................    64,239        174,730
    Baker Hughes a GE Co.................................   286,734      6,758,320
*   Barnwell Industries, Inc.............................    10,714         15,111
#*  Basic Energy Services, Inc...........................    79,151        375,967
#*  Bonanza Creek Energy, Inc............................    68,402      1,576,666
#*  Bristow Group, Inc...................................   104,757        344,651
*   C&J Energy Services, Inc.............................   172,587      2,773,473
    Cabot Oil & Gas Corp.................................   316,494      7,896,525
*   Cactus, Inc., Class A................................    52,629      1,727,284
#*  California Resources Corp............................    59,450      1,197,918
#*  Callon Petroleum Co..................................   776,159      6,317,934
#*  CARBO Ceramics, Inc..................................    30,729        123,838
#*  Carrizo Oil & Gas, Inc...............................   311,550      3,825,834
#*  Centennial Resource Development, Inc., Class A.......   511,882      6,741,486
#*  Chaparral Energy, Inc., Class A......................     4,900         37,681
*   Cheniere Energy, Inc.................................   129,867      8,525,769
#*  Chesapeake Energy Corp............................... 1,449,469      4,130,987
    Chevron Corp......................................... 1,393,598    159,776,011
    Cimarex Energy Co....................................   246,427     18,565,810
*   Clean Energy Fuels Corp..............................   650,469      1,235,891
#*  Cloud Peak Energy, Inc............................... 1,182,993        441,375
*   CNX Resources Corp...................................   613,902      7,452,770
#*  Comstock Resources, Inc..............................    34,306        206,179
*   Concho Resources, Inc................................   247,097     29,612,105
    ConocoPhillips....................................... 1,162,315     78,677,102
*   CONSOL Energy, Inc...................................    75,687      2,689,159
#*  Contango Oil & Gas Co................................    90,027        340,302
*   Continental Resources, Inc...........................   219,610     10,139,394
#   Core Laboratories NV.................................    77,274      5,212,904

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
ENERGY -- (Continued)
    CVR Energy, Inc......................................   198,850 $  7,983,828
*   Dawson Geophysical Co................................   217,053      848,677
    Delek US Holdings, Inc...............................   272,889    8,871,621
#*  Denbury Resources, Inc............................... 1,550,302    3,147,113
    Devon Energy Corp....................................   384,538   10,247,938
#   DHT Holdings, Inc.................................... 1,007,753    4,081,400
#*  Diamond Offshore Drilling, Inc.......................   460,327    5,031,374
    Diamondback Energy, Inc..............................   203,737   21,009,359
*   Dorian LPG, Ltd......................................    71,026      389,222
#*  Dril-Quip, Inc.......................................   198,992    7,450,260
#*  Earthstone Energy, Inc., Class A.....................    83,796      505,290
#*  Eclipse Resources Corp...............................   491,559      565,293
#   EnLink Midstream LLC.................................   283,276    3,082,043
#   Ensco P.L.C., Class A................................ 1,461,761    6,431,748
    EOG Resources, Inc...................................   585,483   58,079,914
#*  EP Energy Corp., Class A.............................    89,026       61,375
#   EQT Corp.............................................   202,058    3,934,069
*   Equitrans Midstream Corp.............................   161,646    3,365,470
*   Era Group, Inc.......................................    85,450      804,939
    Evolution Petroleum Corp.............................   100,336      749,510
*   Exterran Corp........................................   119,347    2,071,864
#*  Extraction Oil & Gas, Inc............................   356,349    1,404,015
    Exxon Mobil Corp..................................... 3,287,526  240,909,905
*   Forum Energy Technologies, Inc.......................   357,489    1,755,271
#*  Frank's International NV.............................   461,654    2,626,811
    GasLog, Ltd..........................................   177,163    3,176,533
#*  Geospace Technologies Corp...........................    42,081      632,477
*   Goodrich Petroleum Corp..............................    24,226      331,412
#   Green Plains, Inc....................................   156,085    2,217,968
*   Gulf Island Fabrication, Inc.........................   104,162      988,497
#*  Gulfport Energy Corp.................................   596,776    5,006,951
#*  Halcon Resources Corp................................   526,112      862,824
    Hallador Energy Co...................................    97,936      554,807
    Halliburton Co.......................................   322,328   10,108,206
#*  Helix Energy Solutions Group, Inc....................   512,152    3,497,998
#   Helmerich & Payne, Inc...............................   159,049    8,905,154
#   Hess Corp............................................   347,083   18,742,482
#*  HighPoint Resources Corp.............................   556,288    1,557,606
    HollyFrontier Corp...................................   376,685   21,222,433
#*  Hornbeck Offshore Services, Inc......................    67,568       89,190
*   Independence Contract Drilling, Inc..................    67,078      229,407
#*  International Seaways, Inc...........................    94,840    1,718,501
#*  ION Geophysical Corp.................................    84,699      759,750
*   Keane Group, Inc.....................................   367,914    3,708,573
#*  Key Energy Services, Inc.............................     4,982        8,320
    Kinder Morgan, Inc................................... 1,295,262   23,444,242
#*  KLX Energy Services Holdings, Inc....................    66,840    1,741,850
#*  Kosmos Energy, Ltd................................... 1,023,297    5,249,514
#*  Laredo Petroleum, Inc................................   687,357    2,611,957
*   Lonestar Resources US, Inc., Class A.................    66,701      333,505
#   Mammoth Energy Services, Inc.........................    66,293    1,467,064
    Marathon Oil Corp.................................... 1,269,612   20,047,173
    Marathon Petroleum Corp.............................. 1,094,881   72,546,815
#*  Matador Resources Co.................................   353,321    6,889,760
*   Matrix Service Co....................................   103,231    2,214,305
#*  McDermott International, Inc......................... 1,030,600    9,089,892
*   Midstates Petroleum Co., Inc.........................    32,682      316,362
*   Mitcham Industries, Inc..............................    95,130      378,617
#   Murphy Oil Corp......................................   515,106   14,088,149

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
ENERGY -- (Continued)
#   Nabors Industries, Ltd............................... 1,066,177 $ 3,155,884
    NACCO Industries, Inc., Class A......................    16,271     554,516
    National Oilwell Varco, Inc..........................   483,841  14,263,633
*   Natural Gas Services Group, Inc......................    26,876     443,723
    Navios Maritime Acquisition Corp.....................    13,050      69,948
#*  NCS Multistage Holdings, Inc.........................     5,403      30,581
*   Newfield Exploration Co..............................   593,385  10,847,078
#*  Newpark Resources, Inc...............................   308,446   2,563,186
#*  Noble Corp. P.L.C....................................   841,736   2,777,729
    Noble Energy, Inc....................................   562,942  12,576,124
#   Nordic American Tankers, Ltd.........................     9,013      18,477
#*  Northern Oil and Gas, Inc............................   659,230   1,667,852
#*  Oasis Petroleum, Inc.................................   903,591   5,439,618
    Occidental Petroleum Corp............................   762,289  50,905,659
#*  Oceaneering International, Inc.......................   331,295   5,198,019
#*  Oil States International, Inc........................   207,259   3,569,000
#   ONEOK, Inc...........................................   405,804  26,056,675
*   Overseas Shipholding Group, Inc., Class A............   141,074     255,344
#*  Pacific Ethanol, Inc.................................   581,553     744,388
    Panhandle Oil and Gas, Inc., Class A.................    41,945     671,120
*   Par Pacific Holdings, Inc............................   145,709   2,369,228
#*  Parker Drilling Co...................................    16,859       4,763
*   Parsley Energy, Inc., Class A........................   304,854   5,664,187
    Patterson-UTI Energy, Inc............................   517,998   6,283,316
    PBF Energy, Inc., Class A............................   393,047  14,393,381
#*  PDC Energy, Inc......................................   197,944   6,447,036
    Peabody Energy Corp..................................   311,349  11,115,159
*   Penn Virginia Corp...................................    26,252   1,377,180
#*  PHI, Inc.............................................     2,686      10,744
#*  PHI, Inc. Non-Voting.................................   276,681     907,514
    Phillips 66..........................................   228,313  21,783,343
*   Pioneer Energy Services Corp.........................   942,717   1,395,221
    Pioneer Natural Resources Co.........................   168,161  23,932,674
#*  PrimeEnergy Resources Corp...........................       959      88,228
*   Profire Energy, Inc..................................    40,417      67,496
#*  ProPetro Holding Corp................................   280,171   4,577,994
*   QEP Resources, Inc...................................   776,308   6,420,067
*   Quintana Energy Services, Inc........................    47,088     227,906
#   Range Resources Corp.................................   504,829   5,568,264
*   Ranger Energy Services, Inc..........................    13,983     115,010
#*  Renewable Energy Group, Inc..........................   144,275   4,169,548
*   REX American Resources Corp..........................    14,981   1,092,564
*   RigNet, Inc..........................................    37,412     499,824
#*  Ring Energy, Inc.....................................   182,647   1,073,964
#*  Rowan Cos. P.L.C., Class A...........................   437,913   5,338,159
#   RPC, Inc.............................................   304,222   3,282,555
*   SandRidge Energy, Inc................................    74,568     618,169
    Schlumberger, Ltd....................................   548,161  24,234,198
#   Scorpio Tankers, Inc.................................   103,583   1,940,110
*   SEACOR Holdings, Inc.................................    60,368   2,498,632
*   SEACOR Marine Holdings, Inc..........................    67,901     899,688
#*  Select Energy Services, Inc., Class A................   260,355   2,213,018
#   SemGroup Corp., Class A..............................   269,704   4,320,658
#   Ship Finance International, Ltd......................   335,706   4,082,185
*   SilverBow Resources, Inc.............................    12,707     308,907
#   SM Energy Co.........................................   384,197   7,537,945
#*  Smart Sand, Inc......................................    60,808     154,452
#   Solaris Oilfield Infrastructure, Inc., Class A.......    59,154     889,676
#*  Southwestern Energy Co............................... 2,020,878   8,831,237

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
ENERGY -- (Continued)
#*  SRC Energy, Inc......................................   815,073 $    4,010,159
*   Superior Drilling Products, Inc......................    29,524         54,619
*   Superior Energy Services, Inc........................ 2,080,165      8,133,445
#*  Talos Energy, Inc....................................   111,023      2,120,539
#   Targa Resources Corp.................................   319,659     13,748,534
    TechnipFMC P.L.C.....................................   356,339      8,181,543
#   Teekay Corp..........................................   166,934        585,938
#   Teekay Tankers, Ltd., Class A........................ 1,091,400      1,091,400
*   TETRA Technologies, Inc..............................   392,095        835,162
#*  Tidewater, Inc.......................................    22,262        479,078
#*  Transocean, Ltd......................................   973,203      8,340,350
#*  Ultra Petroleum Corp................................. 1,359,499        978,839
*   Unit Corp............................................   184,926      2,951,419
#   US Silica Holdings, Inc..............................   226,469      3,052,802
*   VAALCO Energy, Inc...................................    23,615         43,452
    Valero Energy Corp...................................   483,574     42,467,469
#*  W&T Offshore, Inc....................................   287,911      1,451,071
#*  Whiting Petroleum Corp...............................   382,700     10,956,701
*   WildHorse Resource Development Corp..................   178,899      3,035,916
    Williams Cos., Inc. (The)............................   418,518     11,270,690
    World Fuel Services Corp.............................   232,139      5,777,940
*   WPX Energy, Inc......................................   975,394     11,958,330
                                                                    --------------
TOTAL ENERGY.............................................            1,542,716,986
                                                                    --------------
FINANCIALS -- (16.0%)
#*  1347 Property Insurance Holdings, Inc................     8,932         39,837
#   1st Constitution Bancorp.............................    23,938        464,876
    1st Source Corp......................................    87,455      3,970,457
    Access National Corp.................................    17,953        423,870
    ACNB Corp............................................    14,394        523,942
    Affiliated Managers Group, Inc.......................    76,375      8,015,556
    Aflac, Inc...........................................   623,880     29,759,076
    Alleghany Corp.......................................    21,249     13,420,018
*   Allegiance Bancshares, Inc...........................     5,157        185,239
    Allstate Corp. (The).................................   279,303     24,542,355
    Ally Financial, Inc..................................   772,683     20,136,119
    A-Mark Precious Metals, Inc..........................    17,533        227,403
*   Ambac Financial Group, Inc...........................    64,306      1,216,670
    American Equity Investment Life Holding Co...........   234,005      7,329,037
    American Express Co..................................   805,440     82,718,688
    American Financial Group, Inc........................   185,402     17,685,497
    American International Group, Inc....................   606,854     26,234,298
    American National Bankshares, Inc....................    27,097        885,530
    American National Insurance Co.......................    43,227      6,016,766
    American River Bankshares............................    19,024        256,444
    Ameriprise Financial, Inc............................   211,130     26,729,058
    Ameris Bancorp.......................................   159,403      6,049,344
    AMERISAFE, Inc.......................................    68,230      4,053,544
    AmeriServ Financial, Inc.............................    18,864         77,908
    Ames National Corp...................................    27,872        700,702
    Aon P.L.C............................................   122,368     19,117,553
*   Arch Capital Group, Ltd..............................   499,119     14,649,143
#   Ares Management Corp., Class A.......................    16,461        343,376
    Argo Group International Holdings, Ltd...............   113,871      7,599,751
    Arrow Financial Corp.................................    38,739      1,233,837
    Arthur J Gallagher & Co..............................   153,840     11,493,386
#   Artisan Partners Asset Management, Inc., Class A.....   151,232      3,526,730
#*  Ashford, Inc.........................................     4,222        274,430
    Aspen Insurance Holdings, Ltd........................   206,573      8,620,291

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
FINANCIALS -- (Continued)
    Associated Banc-Corp.................................   338,868 $  7,336,492
#   Associated Capital Group, Inc., Class A..............     1,054       44,679
    Assurant, Inc........................................   142,774   13,761,986
    Assured Guaranty, Ltd................................   266,861   10,823,882
    Asta Funding, Inc....................................     2,291        9,760
*   Athene Holding, Ltd., Class A........................    97,419    4,179,275
    Atlantic American Corp...............................    17,563       48,298
*   Atlantic Capital Bancshares, Inc.....................    86,975    1,572,508
*   Atlanticus Holdings Corp.............................    36,049      135,544
*   Atlas Financial Holdings, Inc........................    31,974      284,249
#   Auburn National Bancorporation, Inc..................     5,123      166,805
    Axis Capital Holdings, Ltd...........................   186,997   10,013,689
#*  Axos Financial, Inc..................................   204,907    6,220,977
#   Banc of California, Inc..............................   164,484    2,398,177
    BancFirst Corp.......................................    88,347    4,742,467
    Bancorp 34, Inc......................................     5,081       76,317
#*  Bancorp of New Jersey, Inc...........................    15,483      207,937
*   Bancorp, Inc. (The)..................................   188,264    1,596,479
#   BancorpSouth Bank....................................   248,919    7,263,456
    Bank of America Corp................................. 5,982,585  170,324,195
    Bank of Commerce Holdings............................    39,541      422,693
#   Bank of Hawaii Corp..................................   128,470    9,934,585
    Bank of Marin Bancorp................................    20,155      845,301
    Bank of New York Mellon Corp. (The)..................   748,625   39,168,060
    Bank of NT Butterfield & Son, Ltd. (The).............   188,729    6,614,951
#   Bank of Princeton (The)..............................     8,159      241,017
    Bank of South Carolina Corp..........................    10,128      187,976
    Bank of the James Financial Group, Inc...............     5,712       81,110
#   Bank OZK.............................................   282,555    8,572,719
    BankFinancial Corp...................................    48,482      727,230
    BankUnited, Inc......................................   285,584    9,655,595
#   Bankwell Financial Group, Inc........................    10,992      317,669
    Banner Corp..........................................   120,081    6,549,218
    Bar Harbor Bankshares................................    27,921      668,150
*   Baycom Corp..........................................     5,925      127,980
    BB&T Corp............................................   461,362   22,514,466
    BCB Bancorp, Inc.....................................    31,885      374,330
    Beneficial Bancorp, Inc..............................   254,438    3,966,688
*   Berkshire Bancorp, Inc...............................     3,850       50,743
*   Berkshire Hathaway, Inc., Class B.................... 1,010,279  207,652,746
    Berkshire Hills Bancorp, Inc.........................   155,503    4,237,457
#   BGC Partners, Inc., Class A..........................   928,298    5,746,165
    BlackRock, Inc.......................................    83,263   34,560,806
*   Blucora, Inc.........................................    75,507    2,228,212
#   Blue Capital Reinsurance Holdings, Ltd...............    20,920      142,884
    Blue Hills Bancorp, Inc..............................     8,384      198,198
    BOK Financial Corp...................................   130,601   10,854,249
    Boston Private Financial Holdings, Inc...............   288,959    3,351,924
    Bridge Bancorp, Inc..................................    35,044    1,079,005
*   Brighthouse Financial, Inc...........................    52,344    1,954,525
    BrightSphere Investment Group P.L.C..................   253,163    3,131,626
    Brookline Bancorp, Inc...............................   277,736    4,129,934
#   Brown & Brown, Inc...................................   541,025   14,694,239
    Bryn Mawr Bank Corp..................................    70,547    2,609,534
*   BSB Bancorp, Inc.....................................     9,057      292,179
    C&F Financial Corp...................................     7,219      360,806
    Cadence BanCorp......................................   381,330    7,149,937
#   California First National Bancorp....................     9,103      138,866
    Cambridge Bancorp....................................     3,231      245,879

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    Camden National Corp.................................    50,440 $ 2,043,829
*   Cannae Holdings, Inc.................................   242,569   4,691,284
    Capital City Bank Group, Inc.........................    41,968   1,007,232
    Capital One Financial Corp...........................   363,354  29,282,699
#   Capitol Federal Financial, Inc.......................   500,934   6,447,021
#   Capstar Financial Holdings, Inc......................    32,435     517,338
    Carolina Financial Corp..............................    75,212   2,603,839
#*  Carolina Trust Bancshares, Inc.......................    12,111      98,947
    Cathay General Bancorp...............................   194,645   7,225,222
    Cboe Global Markets, Inc.............................   110,933  10,346,721
#   CBTX, Inc............................................    12,534     404,221
    CenterState Banks Corp...............................   286,241   7,098,777
*   Central Federal Corp.................................     3,752      46,450
    Central Pacific Financial Corp.......................    57,601   1,649,117
    Central Valley Community Bancorp.....................    14,156     279,864
    Century Bancorp, Inc., Class A.......................    13,628   1,057,942
    Charles Schwab Corp. (The)...........................   444,084  20,769,809
    Chemical Financial Corp..............................   162,858   7,240,667
    Chemung Financial Corp...............................    12,677     531,420
    Chubb, Ltd...........................................   285,971  38,048,442
#   Cincinnati Financial Corp............................   215,714  17,498,720
    CIT Group, Inc.......................................   176,002   8,129,532
    Citigroup, Inc....................................... 1,515,166  97,667,600
    Citizens & Northern Corp.............................    21,349     535,219
#   Citizens Community Bancorp, Inc......................    17,632     207,176
    Citizens Financial Group, Inc........................   579,838  19,668,105
    Citizens First Corp..................................     5,422     118,742
    Citizens Holding Co..................................     4,284      94,077
#*  Citizens, Inc........................................    80,221     568,767
    City Holding Co......................................    44,929   3,220,511
    Civista Bancshares, Inc..............................    32,187     602,863
    CME Group, Inc.......................................   177,459  32,347,227
    CNA Financial Corp...................................   129,691   5,947,629
    CNB Financial Corp...................................    47,886   1,210,079
    CNO Financial Group, Inc.............................   360,876   6,452,463
    Codorus Valley Bancorp, Inc..........................    12,260     270,946
#   Cohen & Steers, Inc..................................   131,992   4,966,859
    Colony Bankcorp, Inc.................................    10,521     164,969
#   Columbia Banking System, Inc.........................   233,315   8,574,326
    Comerica, Inc........................................   255,711  20,134,684
#   Commerce Bancshares, Inc.............................   227,680  13,615,264
    Commercial National Financial Corp...................     2,306      50,271
#   Community Bank System, Inc...........................   171,816  10,300,369
*   Community Bankers Trust Corp.........................    62,574     466,802
    Community Financial Corp. (The)......................    15,436     456,134
*   Community First Bancshares, Inc......................    17,083     181,251
    Community Trust Bancorp, Inc.........................    58,563   2,378,243
    Community West Bancshares............................    14,005     142,151
    ConnectOne Bancorp, Inc..............................   104,048   2,080,960
#*  Consumer Portfolio Services, Inc.....................   192,206     738,071
    County Bancorp, Inc..................................    18,726     320,402
#*  Cowen, Inc...........................................    63,922   1,033,619
#   Crawford & Co., Class A..............................    94,242     901,896
    Crawford & Co., Class B..............................    74,611     719,996
#*  Credit Acceptance Corp...............................    68,201  27,145,362
#   Cullen/Frost Bankers, Inc............................   113,352  11,026,883
*   Customers Bancorp, Inc...............................   102,205   2,010,372
#   CVB Financial Corp...................................   383,991   8,413,243
    Diamond Hill Investment Group, Inc...................    11,346   1,758,630

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    Dime Community Bancshares, Inc....................... 132,854 $ 2,619,881
    Discover Financial Services.......................... 545,735  36,831,655
    DNB Financial Corp...................................  11,899     437,645
    Donegal Group, Inc., Class A.........................  78,391   1,032,409
    Donegal Group, Inc., Class B.........................   5,678      70,606
*   Donnelley Financial Solutions, Inc................... 120,968   1,770,972
    E*TRADE Financial Corp............................... 340,972  15,909,754
    Eagle Bancorp Montana, Inc...........................  14,752     263,766
*   Eagle Bancorp, Inc................................... 113,735   6,241,777
    East West Bancorp, Inc............................... 249,444  12,552,022
#   Eaton Vance Corp..................................... 301,121  11,599,181
*   eHealth, Inc.........................................  58,047   3,550,155
#*  Elevate Credit, Inc..................................  12,341      54,917
#   Elmira Savings Bank..................................   7,695     144,204
    EMC Insurance Group, Inc.............................  39,281   1,291,559
    Emclaire Financial Corp..............................   2,399      74,753
    Employers Holdings, Inc.............................. 113,426   4,805,860
#*  Encore Capital Group, Inc............................  99,226   2,931,136
*   Enova International, Inc............................. 137,067   3,159,394
*   Enstar Group, Ltd....................................  32,385   5,764,530
*   Entegra Financial Corp...............................  18,561     433,585
    Enterprise Bancorp, Inc..............................  13,683     442,645
    Enterprise Financial Services Corp...................  78,324   3,456,438
*   Equity Bancshares, Inc., Class A.....................  23,666     751,395
    Erie Indemnity Co., Class A..........................  66,910   9,794,286
*   Esquire Financial Holdings, Inc......................   3,860      83,878
    ESSA Bancorp, Inc....................................  19,001     286,155
*   Essent Group, Ltd.................................... 178,380   7,090,605
    Evans Bancorp, Inc...................................  13,502     472,570
    Evercore, Inc., Class A.............................. 118,960  10,640,972
    Everest Re Group, Ltd................................  65,825  14,418,966
#*  EZCORP, Inc., Class A................................ 188,213   1,754,145
#   FactSet Research Systems, Inc........................  63,234  13,824,849
    Farmers & Merchants Bancorp, Inc.....................   5,351     168,717
    Farmers National Banc Corp...........................  19,481     252,669
    Fauquier Bankshares, Inc.............................   4,126      80,044
    FB Financial Corp.................................... 100,967   3,339,988
    FBL Financial Group, Inc., Class A...................  54,683   3,839,840
    Federal Agricultural Mortgage Corp., Class A.........   2,460     167,341
    Federal Agricultural Mortgage Corp., Class C.........  29,738   2,103,963
#   Federated Investors, Inc., Class B................... 422,290  11,034,438
    FedNat Holding Co....................................  48,967     886,792
*   FFBW, Inc............................................  12,171     130,108
    Fidelity D&D Bancorp, Inc............................   2,173     128,229
    Fidelity National Financial, Inc..................... 339,723  12,284,384
    Fidelity Southern Corp...............................  92,603   2,820,687
    Fifth Third Bancorp.................................. 939,854  25,206,884
    Financial Institutions, Inc..........................  51,721   1,387,157
*   First Acceptance Corp................................  34,466      38,947
    First American Financial Corp........................ 340,147  17,034,562
    First Bancorp........................................  99,409   3,655,269
    First BanCorp........................................ 750,229   7,989,939
    First Bancorp of Indiana, Inc........................     700      13,475
    First Bancorp, Inc...................................  25,789     667,161
*   First Bancshares, Inc................................     569       7,963
    First Bancshares, Inc. (The).........................   5,958     193,099
#   First Bank...........................................  21,887     246,010
    First Busey Corp..................................... 167,269   4,141,580
    First Business Financial Services, Inc...............  16,236     335,111

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
#   First Capital, Inc...................................   4,421 $   201,509
    First Choice Bancorp.................................  12,264     265,025
    First Citizens BancShares, Inc., Class A.............  22,584   9,203,658
    First Commonwealth Financial Corp.................... 335,636   4,564,650
    First Community Bancshares, Inc......................  52,812   1,811,452
#   First Community Corp.................................  21,514     441,037
    First Defiance Financial Corp........................  65,871   1,856,245
#   First Financial Bancorp.............................. 338,499   8,912,679
#   First Financial Bankshares, Inc...................... 136,008   8,310,089
    First Financial Corp.................................  20,169     836,408
    First Financial Northwest, Inc.......................  22,460     340,269
#*  First Foundation, Inc................................ 119,994   1,743,513
    First Hawaiian, Inc..................................  20,596     529,935
#   First Horizon National Corp.......................... 807,929  11,860,398
    First Internet Bancorp...............................  28,405     568,100
    First Interstate BancSystem, Inc., Class A........... 118,143   4,598,126
    First Merchants Corp................................. 171,691   6,289,041
    First Mid-Illinois Bancshares, Inc...................  27,722     903,183
    First Midwest Bancorp, Inc........................... 362,132   7,974,147
    First Northwest Bancorp..............................  28,036     428,110
    First of Long Island Corp. (The).....................  46,275     958,818
#   First Republic Bank.................................. 151,619  14,650,944
#   First Savings Financial Group, Inc...................   2,607     130,689
    First United Corp....................................  19,729     319,610
    First US Bancshares, Inc.............................  11,301     110,185
    FirstCash, Inc....................................... 166,033  13,686,100
*   Flagstar Bancorp, Inc................................ 194,402   5,997,302
    Flushing Financial Corp..............................  96,520   2,140,814
#   FNB Corp............................................. 771,885   8,992,460
#*  Franklin Financial Network, Inc......................  46,150   1,470,800
#   Franklin Resources, Inc.............................. 392,865  11,632,733
    FS Bancorp, Inc......................................  10,045     487,685
*   FSB Bancorp, Inc.....................................   1,845      30,996
    Fulton Financial Corp................................ 598,539   9,606,551
#   GAIN Capital Holdings, Inc...........................  89,464     578,832
    GAINSCO, Inc.........................................   1,100      32,923
#   GAMCO Investors, Inc., Class A.......................  34,108     680,455
*   Genworth Financial, Inc., Class A.................... 871,322   4,217,198
    German American Bancorp, Inc.........................  59,175   1,730,869
#   Glacier Bancorp, Inc................................. 232,031   9,787,068
    Glen Burnie Bancorp..................................     793       8,794
    Global Indemnity, Ltd................................  35,994   1,184,203
    Goldman Sachs Group, Inc. (The)...................... 284,073  56,249,295
#*  Goosehead Insurance, Inc., Class A...................   2,100      60,354
    Gouverneur Bancorp, Inc..............................     600       9,615
*   Great Elm Capital Group, Inc.........................  61,827     193,519
    Great Southern Bancorp, Inc..........................  48,081   2,564,641
    Great Western Bancorp, Inc........................... 182,258   6,431,885
*   Green Dot Corp., Class A............................. 156,594  11,591,088
#   Greenhill & Co., Inc.................................  78,826   1,975,380
#*  Greenlight Capital Re, Ltd., Class A................. 125,763   1,304,162
#   Guaranty Bancshares, Inc.............................  11,989     359,670
    Guaranty Federal Bancshares, Inc.....................   7,814     175,815
*   Hallmark Financial Services, Inc.....................  43,645     423,356
*   Hamilton Bancorp, Inc................................   5,978      86,083
#   Hamilton Lane, Inc., Class A.........................  46,666   1,692,576
    Hancock Whitney Corp................................. 230,035   9,449,838
    Hanmi Financial Corp................................. 106,232   2,329,668
    Hanover Insurance Group, Inc. (The).................. 112,310  12,807,832

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
FINANCIALS -- (Continued)
*   HarborOne Bancorp, Inc...............................     4,923 $     74,731
    Harleysville Financial Corp..........................     3,569       87,441
    Hartford Financial Services Group, Inc. (The)........   531,063   24,917,476
    Hawthorn Bancshares, Inc.............................    13,763      314,622
#   HCI Group, Inc.......................................    32,040    1,518,055
    Heartland Financial USA, Inc.........................   118,089    5,356,517
#   Hennessy Advisors, Inc...............................    20,446      235,947
    Heritage Commerce Corp...............................   144,296    1,914,808
#   Heritage Financial Corp..............................   126,311    3,913,115
    Heritage Insurance Holdings, Inc.....................    40,559      588,917
    Hilltop Holdings, Inc................................   301,208    5,545,239
    Hingham Institution for Savings......................     2,268      419,353
*   HMN Financial, Inc...................................    11,368      226,110
    Home Bancorp, Inc....................................    15,736      556,425
#   Home BancShares, Inc.................................   430,103    7,875,186
    Home Federal Bancorp, Inc............................       824       25,750
*   HomeStreet, Inc......................................    57,218    1,400,124
    HomeTrust Bancshares, Inc............................    14,545      392,715
#   Hope Bancorp, Inc....................................   485,177    6,942,883
    HopFed Bancorp, Inc..................................    18,212      357,319
    Horace Mann Educators Corp...........................    94,577    3,939,132
    Horizon Bancorp, Inc.................................   107,517    1,735,324
    Houlihan Lokey, Inc..................................    94,105    4,163,205
#*  Howard Bancorp, Inc..................................    29,808      382,437
#   Huntington Bancshares, Inc........................... 1,756,688   23,258,549
    HV Bancorp, Inc......................................     1,200       18,120
    IBERIABANK Corp......................................   126,006    9,310,583
#*  ICC Holdings, Inc....................................     3,514       47,720
    IF Bancorp, Inc......................................     4,811       96,749
    Independence Holding Co..............................    12,387      442,959
    Independent Bank Corp................................    76,333    6,089,847
    Independent Bank Corp................................    79,297    1,757,222
    Independent Bank Group, Inc..........................   133,379    7,037,076
    Interactive Brokers Group, Inc., Class A.............   296,936   14,965,574
    Intercontinental Exchange, Inc.......................   307,675   23,617,133
    International Bancshares Corp........................   226,295    8,026,684
*   INTL. FCStone, Inc...................................    46,863    1,791,572
    Invesco, Ltd.........................................   554,944   10,111,080
    Investar Holding Corp................................    18,511      426,864
    Investment Technology Group, Inc.....................    88,168    2,667,964
    Investors Bancorp, Inc...............................   708,652    8,603,035
    Investors Title Co...................................     5,488      947,942
    James River Group Holdings, Ltd......................   101,711    3,922,993
#   Janus Henderson Group P.L.C..........................   248,756    5,430,343
    Jefferies Financial Group, Inc.......................   451,788    9,401,708
    JPMorgan Chase & Co.................................. 2,971,967  307,598,584
    Kearny Financial Corp................................   347,771    4,465,380
    Kemper Corp..........................................   165,791   12,464,167
    Kentucky First Federal Bancorp.......................    16,790      130,122
    KeyCorp.............................................. 1,091,422   17,975,720
    Kingstone Cos., Inc..................................    18,384      302,417
    Kinsale Capital Group, Inc...........................    13,663      792,454
    Ladenburg Thalmann Financial Services, Inc...........    16,106       46,385
    Lake Shore Bancorp, Inc..............................     4,725       75,600
    Lakeland Bancorp, Inc................................   156,437    2,448,239
    Lakeland Financial Corp..............................    73,806    3,323,484
    Landmark Bancorp, Inc................................    10,765      248,241
    Lazard, Ltd., Class A................................   260,957   10,383,479
    LCNB Corp............................................    39,467      651,205

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
#   LegacyTexas Financial Group, Inc.....................   161,003 $ 6,414,360
    Legg Mason, Inc......................................   385,688  11,493,502
#*  LendingClub Corp..................................... 1,419,057   4,526,792
#*  LendingTree, Inc.....................................    19,734   5,847,974
    Level One Bancorp, Inc...............................     5,540     134,622
*   Limestone Bancorp, Inc...............................    12,137     176,229
#   Lincoln National Corp................................   323,494  18,921,164
#   Live Oak Bancshares, Inc.............................   114,349   1,589,451
    Loews Corp...........................................   409,246  19,602,883
    LPL Financial Holdings, Inc..........................   361,071  25,408,566
    M&T Bank Corp........................................   121,668  20,019,253
    Macatawa Bank Corp...................................    82,072     801,023
    Mackinac Financial Corp..............................    27,690     436,117
*   Magyar Bancorp, Inc..................................     7,687      90,322
    Maiden Holdings, Ltd.................................   308,218     397,601
*   Malvern Bancorp, Inc.................................    22,019     460,637
#   Manning & Napier, Inc................................    38,211      81,389
*   Markel Corp..........................................    15,695  16,534,839
    MarketAxess Holdings, Inc............................    54,012  11,600,157
    Marlin Business Services Corp........................    44,251     981,930
    Marsh & McLennan Cos., Inc...........................   255,312  22,515,965
    MB Financial, Inc....................................   190,588   8,458,295
#*  MBIA, Inc............................................   460,050   4,421,080
    MBT Financial Corp...................................    55,283     553,383
    Mercantile Bank Corp.................................    42,273   1,403,464
#   Merchants Bancorp....................................       630      12,329
#   Mercury General Corp.................................   190,529   9,850,349
    Meridian Bancorp, Inc................................   182,651   2,892,279
    Meta Financial Group, Inc............................   125,539   2,956,443
    MetLife, Inc.........................................   500,179  22,843,175
*   MGIC Investment Corp.................................   277,958   3,468,916
#   Mid Penn Bancorp, Inc................................     5,062     117,185
    Middlefield Banc Corp................................     8,084     345,672
#   Midland States Bancorp, Inc..........................    30,477     734,800
#   MidSouth Bancorp, Inc................................    47,217     539,218
    MidWestOne Financial Group, Inc......................    14,507     401,989
*   MMA Capital Holdings, Inc............................    15,916     440,077
    Moelis & Co., Class A................................    60,460   2,645,125
#   Moody's Corp.........................................    82,429  13,065,821
    Morgan Stanley....................................... 1,080,130  45,689,499
    Morningstar, Inc.....................................    80,336   9,973,714
#*  Mr Cooper Group, Inc.................................    32,855     505,638
    MSB Financial Corp...................................    13,546     240,441
    MSCI, Inc............................................   127,858  21,770,382
    MutualFirst Financial, Inc...........................    26,655     772,995
    MVB Financial Corp...................................    16,565     278,955
    Nasdaq, Inc..........................................   242,500  21,349,700
    National Bank Holdings Corp., Class A................   105,411   3,368,936
#   National Bankshares, Inc.............................     4,314     149,825
*   National Commerce Corp...............................    22,237     905,379
    National General Holdings Corp.......................   268,770   6,490,795
*   National Holdings Corp...............................    20,165      63,520
    National Security Group, Inc. (The)..................     2,402      28,824
    National Western Life Group, Inc., Class A...........    11,616   3,523,133
    Navient Corp.........................................   888,068  10,123,975
    Navigators Group, Inc. (The).........................   102,042   7,122,532
    NBT Bancorp, Inc.....................................   149,512   5,325,617
    Nelnet, Inc., Class A................................   100,841   5,304,237
#   New York Community Bancorp, Inc......................   688,591   8,001,427

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
>>  NewStar Financial, Inc............................... 120,603 $    23,481
*   NI Holdings, Inc.....................................  18,731     280,965
*   Nicholas Financial, Inc..............................  18,462     194,220
*   Nicolet Bankshares, Inc..............................   3,890     212,744
*   NMI Holdings, Inc., Class A.......................... 212,574   4,676,628
#   Northeast Bancorp....................................  19,359     381,759
    Northeast Community Bancorp, Inc.....................  10,493     126,441
    Northern Trust Corp.................................. 227,136  20,092,451
    Northfield Bancorp, Inc.............................. 162,681   2,327,965
    Northrim BanCorp, Inc................................  16,807     556,816
    Northway Financial, Inc..............................   2,363      71,363
#   Northwest Bancshares, Inc............................ 368,221   6,495,418
    Norwood Financial Corp...............................   5,634     165,189
#   Oak Valley Bancorp...................................   7,960     140,494
    OceanFirst Financial Corp............................ 165,832   3,981,626
#   Oconee Federal Financial Corp........................   2,225      58,184
*   Ocwen Financial Corp................................. 212,900     357,672
    OFG Bancorp.......................................... 170,790   3,309,910
    Ohio Valley Banc Corp................................   3,467     124,396
    Old Line Bancshares, Inc.............................  32,151     868,399
    Old National Bancorp................................. 521,100   8,410,554
#   Old Point Financial Corp.............................   7,052     168,825
    Old Republic International Corp...................... 646,273  13,022,401
    Old Second Bancorp, Inc..............................  13,666     191,734
*   On Deck Capital, Inc................................. 238,387   1,792,670
*   OneMain Holdings, Inc................................ 199,336   5,958,153
    Oppenheimer Holdings, Inc., Class A..................  16,285     438,555
    Opus Bank............................................ 119,886   2,505,617
#   Oritani Financial Corp............................... 163,771   2,761,179
    Orrstown Financial Services, Inc.....................  27,250     513,117
*   Pacific Mercantile Bancorp...........................  60,709     477,173
#*  Pacific Premier Bancorp, Inc......................... 210,367   6,258,418
#   PacWest Bancorp...................................... 193,140   7,453,273
#   Park National Corp...................................  43,304   4,071,442
    Parke Bancorp, Inc...................................  20,365     399,561
    Pathfinder Bancorp, Inc..............................   8,118     115,276
    Patriot National Bancorp, Inc........................   3,036      44,857
    PB Bancorp, Inc......................................  18,414     203,843
    PCSB Financial Corp..................................  27,530     559,134
    Peapack Gladstone Financial Corp.....................  63,296   1,689,370
    Penns Woods Bancorp, Inc.............................  10,582     373,862
    Pennymac Financial Services, Inc.....................  84,684   1,751,265
    Peoples Bancorp of North Carolina, Inc...............   4,794     124,644
    Peoples Bancorp, Inc.................................  62,957   2,014,624
    Peoples Financial Corp...............................     137       1,570
    Peoples Financial Services Corp......................     902      37,198
#   People's United Financial, Inc....................... 704,436  11,538,662
    People's Utah Bancorp................................  15,072     443,117
#   Pinnacle Financial Partners, Inc..................... 162,141   8,718,322
    Piper Jaffray Cos....................................  51,062   3,524,810
    PJT Partners, Inc., Class A..........................  34,223   1,488,016
    Plumas Bancorp.......................................  13,751     336,212
    PNC Financial Services Group, Inc. (The)............. 279,032  34,228,855
#*  Ponce de Leon Federal Bank...........................  18,341     237,149
    Popular, Inc......................................... 230,501  12,587,660
#*  PRA Group, Inc....................................... 151,333   4,465,837
    Preferred Bank.......................................  39,763   1,851,365
    Premier Financial Bancorp, Inc.......................  25,712     366,910
    Primerica, Inc....................................... 182,201  20,473,926

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    Principal Financial Group, Inc.......................   420,763 $21,067,603
    ProAssurance Corp....................................   160,606   6,851,452
    Progressive Corp. (The)..............................   572,929  38,552,392
#   Prosperity Bancshares, Inc...........................   154,787  11,011,547
    Protective Insurance Corp., Class A..................     4,434      83,138
    Protective Insurance Corp., Class B..................    17,951     330,837
#*  Provident Bancorp, Inc...............................    16,894     381,973
    Provident Financial Holdings, Inc....................    13,977     237,609
    Provident Financial Services, Inc....................   225,690   5,576,800
    Prudential Bancorp, Inc..............................    24,908     454,322
    Prudential Financial, Inc............................   272,073  25,068,806
    Pzena Investment Management, Inc., Class A...........     7,981      69,914
    QCR Holdings, Inc....................................    33,565   1,149,937
    Radian Group, Inc....................................   195,407   3,759,631
*   Randolph Bancorp, Inc................................    14,267     201,878
    Raymond James Financial, Inc.........................   168,534  13,566,987
    RBB Bancorp..........................................     8,487     158,283
*   Regional Management Corp.............................    35,316     970,484
    Regions Financial Corp............................... 1,729,217  26,232,222
    Reinsurance Group of America, Inc....................   106,531  15,388,403
    RenaissanceRe Holdings, Ltd..........................    94,723  13,074,616
    Renasant Corp........................................   189,816   6,742,264
    Republic Bancorp, Inc., Class A......................    37,781   1,575,090
*   Republic First Bancorp, Inc..........................    91,314     538,753
    Riverview Bancorp, Inc...............................    65,913     491,052
#   RLI Corp.............................................    99,196   6,547,928
    S&P Global, Inc......................................   121,084  23,205,749
    S&T Bancorp, Inc.....................................   121,278   4,659,501
#*  Safeguard Scientifics, Inc...........................    63,662     604,152
    Safety Insurance Group, Inc..........................    55,259   4,548,368
    Salisbury Bancorp, Inc...............................     6,393     257,510
    Sandy Spring Bancorp, Inc............................   121,686   3,968,180
    Santander Consumer USA Holdings, Inc.................   717,787  13,681,020
    SB Financial Group, Inc..............................    17,474     320,124
#   SB One Bancorp.......................................    21,788     477,157
#*  Seacoast Banking Corp. of Florida....................    71,438   1,965,974
*   Security National Financial Corp., Class A...........    34,399     181,627
    SEI Investments Co...................................   364,328  17,320,153
*   Select Bancorp, Inc..................................    55,875     676,087
#   Selective Insurance Group, Inc.......................   172,504  10,508,944
#   ServisFirst Bancshares, Inc..........................   146,044   4,928,985
    Severn Bancorp, Inc..................................    26,377     217,610
    Shore Bancshares, Inc................................    23,181     345,397
    SI Financial Group, Inc..............................    36,803     474,023
*   Siebert Financial Corp...............................     8,302      91,820
    Sierra Bancorp.......................................    48,652   1,294,143
    Signature Bank.......................................    76,897   9,789,757
    Silvercrest Asset Management Group, Inc., Class A....    17,096     227,719
    Simmons First National Corp., Class A................   305,840   7,566,482
*   SLM Corp............................................. 1,428,379  15,297,939
*   SmartFinancial, Inc..................................    10,402     200,759
    Sound Financial Bancorp, Inc.........................     4,499     149,907
    South State Corp.....................................    87,310   5,793,018
*   Southern First Bancshares, Inc.......................    21,634     778,608
    Southern Missouri Bancorp, Inc.......................     8,201     288,757
    Southern National Bancorp of Virginia, Inc...........    41,957     632,712
#   Southside Bancshares, Inc............................   120,789   3,984,829
    Southwest Georgia Financial Corp.....................     4,082      89,641
    Standard AVB Financial Corp..........................     5,505     173,848

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    State Auto Financial Corp............................   141,407 $ 4,807,838
    State Street Corp....................................   292,292  20,723,503
#   Sterling Bancorp.....................................   594,742  11,442,836
    Stewardship Financial Corp...........................    13,991     121,722
    Stewart Information Services Corp....................    92,756   4,123,004
    Stifel Financial Corp................................   139,112   6,659,291
    Stock Yards Bancorp, Inc.............................    61,907   2,140,125
    Summit Financial Group, Inc..........................     6,064     142,686
    Summit State Bank....................................    13,468     157,306
    SunTrust Banks, Inc..................................   310,205  18,432,381
*   SVB Financial Group..................................    79,723  18,605,754
    Synchrony Financial..................................   927,351  27,857,624
    Synovus Financial Corp...............................   539,048  19,093,080
    T Rowe Price Group, Inc..............................   317,349  29,659,438
    TCF Financial Corp...................................   543,795  12,050,497
    TD Ameritrade Holding Corp...........................   243,359  13,615,936
    Territorial Bancorp, Inc.............................    29,902     824,697
#   Teton Advisors, Inc., Class A........................        95       4,902
*   Texas Capital Bancshares, Inc........................   142,625   8,310,759
#   TFS Financial Corp...................................   328,221   5,353,285
*   TheStreet, Inc.......................................   119,578     254,701
*   Third Point Reinsurance, Ltd.........................   315,513   3,316,042
    Timberland Bancorp, Inc..............................    21,976     617,965
    Tiptree, Inc.........................................   128,893     766,913
#   Tompkins Financial Corp..............................    41,799   3,073,898
    Torchmark Corp.......................................   159,563  13,364,997
    Towne Bank...........................................   240,531   6,244,185
    Travelers Cos., Inc. (The)...........................   327,051  41,057,983
    TriCo Bancshares.....................................   102,081   3,850,495
*   TriState Capital Holdings, Inc.......................    98,869   2,012,973
#*  Triumph Bancorp, Inc.................................    87,415   2,662,661
#*  Trupanion, Inc.......................................     1,537      40,807
    TrustCo Bank Corp. NY................................   321,168   2,492,264
#   Trustmark Corp.......................................   222,150   7,004,389
    Two River Bancorp....................................    23,505     378,901
    U.S. Bancorp......................................... 1,203,717  61,582,162
#   UMB Financial Corp...................................   116,592   7,503,861
    Umpqua Holdings Corp.................................   553,964   9,794,084
*   Unico American Corp..................................     5,450      34,308
#   Union Bankshares Corp................................   217,065   6,850,571
    Union Bankshares, Inc................................     2,439     116,218
    United Bancorp, Inc..................................     9,600     106,656
    United Bancshares, Inc...............................     5,575     125,382
#   United Bankshares, Inc...............................   237,506   8,400,587
    United Community Banks, Inc..........................   263,581   6,779,303
    United Community Financial Corp......................   180,457   1,710,732
    United Financial Bancorp, Inc........................   159,315   2,359,455
    United Fire Group, Inc...............................    85,504   4,446,208
#   United Insurance Holdings Corp.......................   143,254   2,337,905
    United Security Bancshares...........................    42,266     433,649
    Unity Bancorp, Inc...................................    28,749     569,518
    Universal Insurance Holdings, Inc....................   154,584   5,830,908
    Univest Financial Corp...............................    95,867   2,251,916
    Unum Group...........................................   295,052  10,256,008
#   US Global Investors, Inc., Class A...................    14,134      17,668
#   Valley National Bancorp..............................   603,191   6,098,261
    Value Line, Inc......................................     7,363     157,936
#*  Veritex Holdings, Inc................................    94,058   2,488,775
*   Victory Capital Holdings, Inc., Class A..............    40,069     436,752

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
FINANCIALS -- (Continued)
#   Virtu Financial, Inc., Class A.......................   198,144 $    5,062,579
#   Virtus Investment Partners, Inc......................    23,545      2,118,344
    Voya Financial, Inc..................................   243,540     11,307,562
    VSB Bancorp, Inc.....................................       134          3,039
#   Waddell & Reed Financial, Inc., Class A..............   289,435      4,955,127
    Walker & Dunlop, Inc.................................   132,191      6,354,421
    Washington Federal, Inc..............................   312,297      9,084,720
    Washington Trust Bancorp, Inc........................    47,793      2,487,148
    Waterstone Financial, Inc............................    93,041      1,460,744
    Webster Financial Corp...............................   242,976     13,091,547
    Wellesley Bank.......................................     5,320        162,792
    Wells Fargo & Co..................................... 4,070,914    199,108,404
    WesBanco, Inc........................................   172,235      6,994,463
    West Bancorporation, Inc.............................    55,086      1,186,552
#   Westamerica Bancorporation...........................    72,997      4,573,992
*   Western Alliance Bancorp.............................   317,203     14,045,749
    Western New England Bancorp, Inc.....................    94,346        872,700
    Westwood Holdings Group, Inc.........................    25,934        949,703
    White Mountains Insurance Group, Ltd.................    10,948      9,782,914
    Willis Towers Watson P.L.C...........................   101,246     16,481,836
    Wintrust Financial Corp..............................   168,342     11,975,850
#   WisdomTree Investments, Inc..........................   327,244      2,192,535
*   World Acceptance Corp................................    32,748      3,395,640
    WR Berkley Corp......................................   235,549     18,111,363
#   WSFS Financial Corp..................................   107,153      4,518,642
    WVS Financial Corp...................................     2,157         33,477
    Zions Bancorp NA.....................................   271,529     12,922,065
                                                                    --------------
TOTAL FINANCIALS.........................................            4,301,460,403
                                                                    --------------
HEALTH CARE -- (11.1%)
    Abbott Laboratories..................................   833,213     60,807,885
    AbbVie, Inc..........................................   469,044     37,659,543
#*  Abeona Therapeutics, Inc.............................     5,202         35,322
*   ABIOMED, Inc.........................................    35,912     12,607,626
#*  Acadia Healthcare Co., Inc...........................   288,618      7,896,588
*   Accuray, Inc.........................................    39,088        171,987
#*  Acer Therapeutics, Inc...............................     4,783        117,136
    Aceto Corp...........................................    98,354        119,008
*   Achillion Pharmaceuticals, Inc.......................   448,234        981,632
#*  Aclaris Therapeutics, Inc............................    72,730        506,928
#*  Acorda Therapeutics, Inc.............................   162,913      2,709,243
*   Addus HomeCare Corp..................................    32,406      1,949,221
#*  ADMA Biologics, Inc..................................    14,127         41,675
*   Aduro Biotech, Inc...................................    42,851        127,696
*   Adverum Biotechnologies, Inc.........................   182,897        581,612
*   Aeglea BioTherapeutics, Inc..........................    41,386        378,268
*   Affimed NV...........................................    86,693        297,357
    Agilent Technologies, Inc............................   229,156     17,427,314
#*  Agios Pharmaceuticals, Inc...........................    25,669      1,375,858
#*  Akebia Therapeutics, Inc.............................   120,707        665,096
*   Akorn, Inc...........................................   289,781      1,089,577
#*  Albireo Pharma, Inc..................................    15,052        391,352
#*  Alder Biopharmaceuticals, Inc........................   102,696      1,445,960
#*  Aldeyra Therapeutics, Inc............................    11,231         98,945
*   Alexion Pharmaceuticals, Inc.........................   172,751     21,241,463
*   Align Technology, Inc................................   109,439     27,244,839
#*  Alkermes P.L.C.......................................    72,075      2,369,105
*   Allena Pharmaceuticals, Inc..........................    13,032         91,354
    Allergan P.L.C.......................................   209,921     30,224,426

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTH CARE -- (Continued)
*   Allied Healthcare Products, Inc......................   3,482 $     7,068
*   Allscripts Healthcare Solutions, Inc................. 581,686   6,858,078
#*  Alnylam Pharmaceuticals, Inc.........................  51,179   4,274,982
#*  Alphatec Holdings, Inc...............................  30,561      39,729
*   Alpine Immune Sciences, Inc..........................  12,676      82,140
#*  AMAG Pharmaceuticals, Inc............................  29,182     477,709
*   Amedisys, Inc........................................  82,293  10,793,550
#*  American Renal Associates Holdings, Inc..............  14,460     175,255
*   American Shared Hospital Services....................   4,179      10,489
    AmerisourceBergen Corp............................... 213,414  17,792,325
    Amgen, Inc........................................... 432,973  81,013,578
#*  Amicus Therapeutics, Inc............................. 152,022   1,830,345
*   AMN Healthcare Services, Inc......................... 214,398  13,890,846
#*  Amneal Pharmaceuticals, Inc.......................... 156,750   1,924,890
*   Amphastar Pharmaceuticals, Inc....................... 102,491   2,332,695
#*  AnaptysBio, Inc......................................  30,787   2,041,794
*   AngioDynamics, Inc...................................  85,141   1,796,475
#*  ANI Pharmaceuticals, Inc.............................  37,794   2,031,050
#*  Anika Therapeutics, Inc..............................  44,517   1,691,201
    Anthem, Inc.......................................... 221,103  66,994,209
#*  Apollo Endosurgery, Inc..............................  39,020     135,399
#*  Applied Genetic Technologies Corp....................  47,982     142,027
#*  Aptevo Therapeutics, Inc.............................  63,129     101,006
    Apyx Medical Corp....................................  29,926     259,458
#*  AquaBounty Technologies Inc..........................   9,803      21,273
*   Aquinox Pharmaceuticals, Inc.........................  26,770      61,571
#*  Aratana Therapeutics, Inc............................  95,034     421,001
#*  Aravive, Inc.........................................   7,470      30,029
*   Ardelyx, Inc......................................... 179,035     375,974
*   Arena Pharmaceuticals, Inc........................... 104,842   4,819,587
#*  ArQule, Inc..........................................  11,444      42,343
*   Assembly Biosciences, Inc............................  11,079     252,380
*   Assertio Therapeutics, Inc........................... 203,743     908,694
#*  Atara Biotherapeutics, Inc...........................  97,265   3,696,070
#*  athenahealth, Inc....................................  56,739   7,645,013
#   Atrion Corp..........................................   4,902   3,656,108
#*  Audentes Therapeutics, Inc...........................  90,978   2,256,254
*   Avanos Medical, Inc.................................. 164,993   7,515,431
    Baxter International, Inc............................ 216,549  15,697,637
    Becton Dickinson and Co..............................  65,659  16,379,294
#*  Bellicum Pharmaceuticals, Inc........................   5,010      16,533
*   Biogen, Inc..........................................  96,410  32,179,730
#*  BioMarin Pharmaceutical, Inc.........................  83,141   8,161,952
*   Bio-Rad Laboratories, Inc., Class A..................  41,730  10,427,075
#*  BioScrip, Inc........................................ 273,365     992,315
*   BioSpecifics Technologies Corp.......................  18,057   1,173,344
    Bio-Techne Corp......................................  56,845   9,917,179
#*  BioTelemetry, Inc....................................  91,956   6,604,280
#*  Bluebird Bio, Inc....................................  36,077   4,813,754
*   Boston Scientific Corp............................... 446,645  17,039,507
    Bristol-Myers Squibb Co.............................. 746,699  36,864,530
*   Brookdale Senior Living, Inc......................... 631,055   5,143,098
    Bruker Corp.......................................... 246,977   8,659,014
*   Caladrius Biosciences, Inc...........................  20,846     101,520
*   Calithera Biosciences, Inc........................... 110,827     494,288
#*  Cambrex Corp......................................... 143,612   6,268,664
#   Cantel Medical Corp..................................  79,179   6,446,754
*   Capital Senior Living Corp........................... 122,723     855,379
    Cardinal Health, Inc................................. 317,001  15,840,540

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
HEALTH CARE -- (Continued)
*   Cardiovascular Systems, Inc..........................    29,839 $   928,888
*   Castlight Health, Inc., Class B......................   176,465     524,101
*   Catalent, Inc........................................   413,669  15,276,796
*   Catalyst Biosciences, Inc............................    29,430     258,690
#*  Catalyst Pharmaceuticals, Inc........................    29,055      73,219
*   Celgene Corp.........................................   231,027  20,436,648
*   Celldex Therapeutics, Inc............................ 1,318,475     669,522
#*  Cellular Biomedicine Group, Inc......................     1,100      19,547
#*  Celsion Corp.........................................    18,943      40,349
*   Centene Corp.........................................   233,441  30,480,391
*   Cerner Corp..........................................   396,398  21,766,214
*   Charles River Laboratories International, Inc........   153,624  18,924,941
#*  Checkpoint Therapeutics, Inc.........................    13,783      52,789
    Chemed Corp..........................................    41,634  12,404,434
*   ChemoCentryx, Inc....................................    12,837     157,125
*   Chiasma, Inc.........................................    51,748     177,496
*   Chimerix, Inc........................................   146,268     340,804
*   Cigna Corp...........................................   407,290  81,380,615
*   Citius Pharmaceuticals, Inc..........................    13,938      13,938
*   Civitas Solutions, Inc...............................    46,415     822,938
#*  Clearside Biomedical, Inc............................    11,588      13,674
#*  Clementia Pharmaceuticals, Inc.......................     1,000      13,590
#*  Cocrystal Pharma, Inc................................    34,863     103,194
*   Collegium Pharmaceutical, Inc........................    16,463     263,573
#*  Community Health Systems, Inc........................   369,914   1,457,461
#   Computer Programs & Systems, Inc.....................    35,295     926,141
#*  Concert Pharmaceuticals, Inc.........................    76,663   1,084,781
    CONMED Corp..........................................    76,922   5,411,463
    Cooper Cos., Inc. (The)..............................    38,303  10,677,344
#*  Corcept Therapeutics, Inc............................   271,841   3,039,182
*   CorVel Corp..........................................    58,322   3,643,375
#*  Corvus Pharmaceuticals, Inc..........................    32,635     130,214
*   Cross Country Healthcare, Inc........................   118,938   1,145,373
#*  CryoLife, Inc........................................    83,711   2,336,374
*   Cumberland Pharmaceuticals, Inc......................    40,261     215,396
#*  Cutera, Inc..........................................    12,065     173,253
    CVS Health Corp...................................... 1,259,722  82,574,777
#*  Cymabay Therapeutics, Inc............................   121,209   1,054,518
*   CynergisTek, Inc.....................................    11,534      54,210
    Danaher Corp.........................................   268,641  29,797,660
*   DaVita, Inc..........................................   296,876  16,663,650
#*  Deciphera Pharmaceuticals, Inc.......................    71,624   1,924,537
    DENTSPLY SIRONA, Inc.................................   294,418  12,350,835
#*  Dermira, Inc.........................................    33,759     222,809
*   DexCom, Inc..........................................    26,640   3,757,039
    Digirad Corp.........................................    23,800      16,791
#*  Diplomat Pharmacy, Inc...............................   244,348   3,543,046
#*  Eagle Pharmaceuticals, Inc...........................    15,105     638,337
*   Edwards Lifesciences Corp............................    79,326  13,518,737
#*  Eiger BioPharmaceuticals, Inc........................     5,010      70,040
*   Electromed, Inc......................................     8,494      48,289
    Eli Lilly & Co.......................................   260,634  31,239,591
*   Emergent BioSolutions, Inc...........................   137,350   8,569,267
#*  Enanta Pharmaceuticals, Inc..........................    28,243   2,243,341
    Encompass Health Corp................................   363,885  24,322,073
*   Endo International P.L.C.............................   736,854   7,184,327
    Ensign Group, Inc. (The).............................   169,224   7,373,090
*   Enzo Biochem, Inc....................................   204,110     767,454
#*  Epizyme, Inc.........................................    20,953     214,140

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
HEALTH CARE -- (Continued)
#*  Evolent Health, Inc., Class A........................   265,271 $ 4,689,991
#*  Exact Sciences Corp..................................    33,166   2,987,593
*   Exelixis, Inc........................................   297,567   7,013,654
#*  FibroGen, Inc........................................     7,259     411,948
*   Five Prime Therapeutics, Inc.........................   111,352   1,252,710
*   Five Star Senior Living, Inc.........................    44,283      33,212
#*  Flexion Therapeutics, Inc............................     4,713      69,234
*   FONAR Corp...........................................    17,731     391,855
#*  Fulgent Genetics, Inc................................    30,974     121,418
#*  G1 Therapeutics, Inc.................................    27,042     578,428
*   Genomic Health, Inc..................................    14,655   1,110,996
    Gilead Sciences, Inc................................. 1,079,751  75,593,368
#*  Global Blood Therapeutics, Inc.......................   108,061   5,177,203
*   Globus Medical, Inc., Class A........................   200,368   9,026,578
#*  GlycoMimetics, Inc...................................    86,959     973,941
*   Haemonetics Corp.....................................   113,330  11,209,470
*   Halozyme Therapeutics, Inc...........................   163,990   2,653,358
*   Hanger, Inc..........................................    63,789   1,338,293
*   Harvard Bioscience, Inc..............................   104,293     357,725
    HCA Healthcare, Inc..................................    64,579   9,004,250
#*  HealthEquity, Inc....................................    70,360   4,386,242
    HealthStream, Inc....................................    77,184   1,941,949
#*  Heat Biologics, Inc..................................    10,408      14,675
#*  Henry Schein, Inc....................................   182,101  14,149,248
#*  Heska Corp...........................................     9,835     969,731
    Hill-Rom Holdings, Inc...............................   157,154  15,718,543
*   HMS Holdings Corp....................................   212,690   6,378,573
#*  Hologic, Inc.........................................   620,777  27,562,499
*   Horizon Pharma P.L.C.................................   482,570  10,370,429
#*  HTG Molecular Diagnostics, Inc.......................     6,406      13,453
    Humana, Inc..........................................   142,613  44,065,991
#*  Icad, Inc............................................     9,255      49,977
*   ICU Medical, Inc.....................................    46,210  11,497,048
*   IDEXX Laboratories, Inc..............................    57,480  12,230,594
*   Illumina, Inc........................................    25,762   7,207,950
*   ImmuCell Corp........................................     5,940      46,688
#*  Immune Design Corp...................................    26,259      40,964
*   Incyte Corp..........................................    61,966   4,993,840
#*  Infinity Pharmaceuticals, Inc........................   127,833     154,678
*   InfuSystem Holdings, Inc.............................    48,515     183,387
#*  Innoviva, Inc........................................   213,902   3,657,724
#*  Inogen, Inc..........................................    29,860   4,515,131
#*  Inovalon Holdings, Inc., Class A.....................    19,390     277,083
#*  Insmed, Inc..........................................   104,408   2,538,158
#*  Inspire Medical Systems, Inc.........................    24,417   1,309,484
#*  Insulet Corp.........................................    16,551   1,343,776
*   Integer Holdings Corp................................    74,575   6,039,829
#*  Integra LifeSciences Holdings Corp...................   188,531   8,928,828
#*  Intellia Therapeutics, Inc...........................    81,875   1,157,713
*   Intra-Cellular Therapies, Inc........................   115,324   1,388,501
#*  IntriCon Corp........................................    16,960     439,603
*   Intuitive Surgical, Inc..............................    26,157  13,696,851
#   Invacare Corp........................................   114,087     586,407
#*  Invitae Corp.........................................    18,263     257,143
#*  Ionis Pharmaceuticals, Inc...........................    39,537   2,293,146
#*  Iovance Biotherapeutics, Inc.........................    52,206     477,685
*   IQVIA Holdings, Inc..................................   187,855  24,235,174
#*  iRadimed Corp........................................     2,040      55,937
*   IRIDEX Corp..........................................    12,103      57,247

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
HEALTH CARE -- (Continued)
*   Jazz Pharmaceuticals P.L.C...........................    85,223 $ 10,728,723
    Johnson & Johnson.................................... 1,504,442  200,211,141
*   Jounce Therapeutics, Inc.............................    21,900       91,761
*   KalVista Pharmaceuticals, Inc........................     6,610      123,541
#*  Karyopharm Therapeutics, Inc.........................   122,197    1,035,009
    Kewaunee Scientific Corp.............................     6,314      203,311
*   Kindred Biosciences, Inc.............................    88,789      874,572
#*  Kura Oncology, Inc...................................    39,053      620,943
*   Laboratory Corp. of America Holdings.................   135,098   18,825,906
#*  Lannett Co., Inc.....................................   101,012      753,550
*   Lantheus Holdings, Inc...............................   122,143    2,054,445
#   LeMaitre Vascular, Inc...............................    51,935    1,238,130
#*  LHC Group, Inc.......................................   105,170   11,119,624
#*  Ligand Pharmaceuticals, Inc..........................    34,221    4,041,500
#*  Lipocine, Inc........................................    54,181       87,231
*   LivaNova P.L.C.......................................   114,724   10,591,320
*   Loxo Oncology, Inc...................................     7,404    1,736,978
#   Luminex Corp.........................................   106,666    2,974,915
*   MacroGenics, Inc.....................................    87,029    1,020,850
*   Magellan Health, Inc.................................    85,425    5,566,293
#*  Mallinckrodt P.L.C...................................   286,218    6,256,725
*   Masimo Corp..........................................   126,336   15,714,935
    McKesson Corp........................................   219,260   28,120,095
#*  Medical Transcription Billing Corp...................     7,313       30,130
#*  Medidata Solutions, Inc..............................    24,690    1,752,002
*   MEDNAX, Inc..........................................   195,097    7,044,953
#*  Medpace Holdings, Inc................................    95,596    6,156,382
    Medtronic P.L.C......................................   589,488   52,104,844
#*  MEI Pharma, Inc......................................    83,632      225,806
#*  Melinta Therapeutics, Inc............................   156,963      132,508
    Merck & Co., Inc..................................... 1,225,225   91,193,497
    Meridian Bioscience, Inc.............................   121,128    1,985,288
#*  Merit Medical Systems, Inc...........................   111,934    6,327,629
#*  Merrimack Pharmaceuticals, Inc.......................    44,194      245,277
*   Mettler-Toledo International, Inc....................    25,652   16,370,080
*   Micron Solutions, Inc................................     1,790        4,475
#   Millendo Therapeutics, Inc...........................     2,717       29,181
#*  Minerva Neurosciences, Inc...........................   112,436      739,829
#*  Mirati Therapeutics, Inc.............................    28,811    1,903,831
*   Misonix, Inc.........................................     8,260      160,657
#*  Molecular Templates, Inc.............................    16,337       77,437
#*  Moleculin Biotech, Inc...............................     6,409        8,588
*   Molina Healthcare, Inc...............................   172,383   22,923,491
*   Momenta Pharmaceuticals, Inc.........................   161,833    1,919,339
*   Mylan NV.............................................   692,708   20,746,605
#*  Myriad Genetics, Inc.................................   193,800    5,463,222
#*  Nabriva Therapeutics P.L.C...........................    16,889       32,089
#*  NantHealth, Inc......................................    17,778        9,424
    National HealthCare Corp.............................    38,728    3,111,020
    National Research Corp...............................    37,842    1,512,923
#*  Natus Medical, Inc...................................    83,592    2,820,394
#*  Nektar Therapeutics..................................   110,935    4,696,988
*   Neogen Corp..........................................    91,316    5,562,058
#*  NeoGenomics, Inc.....................................    89,684    1,490,548
#*  Neurocrine Biosciences, Inc..........................    39,964    3,525,624
*   Neurotrope, Inc......................................     2,300        9,752
#*  NewLink Genetics Corp................................    10,777       16,058
*   NextGen Healthcare, Inc..............................   177,439    3,137,122
#*  Novocure, Ltd........................................    18,430      903,070

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
HEALTH CARE -- (Continued)
#*  Novus Therapeutics, Inc..............................     6,211 $     26,707
#*  NuVasive, Inc........................................   157,022    7,873,083
*   Nuvectra Corp........................................    37,240      521,360
#*  ObsEva SA............................................     1,200       15,204
#*  Omnicell, Inc........................................    85,901    5,594,732
*   Ophthotech Corp......................................    85,775      108,077
#*  Opiant Pharmaceuticals, Inc..........................     1,600       24,960
#*  OPKO Health, Inc.....................................   346,194    1,273,994
*   OraSure Technologies, Inc............................   136,436    1,753,203
*   Orthofix Medical, Inc................................    51,702    2,797,595
*   Otonomy, Inc.........................................    84,471      171,476
*   Ovid therapeutics, Inc...............................    21,461       60,735
#   Owens & Minor, Inc...................................   194,402    1,471,623
*   Pacira Pharmaceuticals, Inc..........................    40,189    1,634,889
#   Patterson Cos., Inc..................................   300,856    6,706,080
#*  PDL BioPharma, Inc...................................   490,031    1,558,299
#*  Penumbra, Inc........................................     9,215    1,340,875
#   PerkinElmer, Inc.....................................   136,360   12,340,580
#   Perrigo Co. P.L.C....................................   154,739    7,187,627
#*  PetIQ, Inc...........................................    29,703      903,565
*   Pfenex, Inc..........................................    78,124      307,809
    Pfizer, Inc.......................................... 5,075,393  215,450,433
    Phibro Animal Health Corp., Class A..................    51,468    1,606,831
#*  Pieris Pharmaceuticals, Inc..........................    23,452       67,307
#*  PolarityTE, Inc......................................     8,595      152,303
*   PRA Health Sciences, Inc.............................   125,579   13,307,607
#*  Premier, Inc., Class A...............................   237,313    9,442,684
#*  Prestige Consumer Healthcare, Inc....................   177,228    4,948,206
*   Pro-Dex, Inc.........................................     5,100       77,775
#*  Progenics Pharmaceuticals, Inc.......................    29,582      131,048
    ProPhase Labs, Inc...................................     8,768       26,304
#*  Protagonist Therapeutics, Inc........................    41,592      338,975
#*  Prothena Corp. P.L.C.................................   127,897    1,502,790
*   Providence Service Corp. (The).......................    44,020    2,823,443
    Psychemedics Corp....................................     1,810       32,852
#*  PTC Therapeutics, Inc................................    39,888    1,241,713
#   Quest Diagnostics, Inc...............................   214,056   18,697,792
#*  Quidel Corp..........................................    64,716    3,755,469
#*  Quorum Health Corp...................................    88,839      260,298
#*  R1 RCM, Inc..........................................     8,838       71,765
#*  Ra Pharmaceuticals, Inc..............................    26,179      537,455
*   RadNet, Inc..........................................    86,100    1,175,265
*   Regeneron Pharmaceuticals, Inc.......................    21,372    9,174,358
#*  REGENXBIO, Inc.......................................    78,029    3,430,155
#*  Repligen Corp........................................    95,975    5,471,535
    ResMed, Inc..........................................    97,567    9,285,451
#*  Retrophin, Inc.......................................    91,841    1,980,092
#*  Revance Therapeutics, Inc............................     3,972       68,596
#*  Rhythm Pharmaceuticals, Inc..........................    18,181      483,615
#*  Rigel Pharmaceuticals, Inc...........................   241,348      521,312
#*  Rocket Pharmaceuticals, Inc..........................     3,755       53,997
*   RTI Surgical, Inc....................................   203,148      891,820
#*  Sage Therapeutics, Inc...............................    12,050    1,718,210
#*  Sangamo Therapeutics, Inc............................   226,318    2,645,657
#*  Sarepta Therapeutics, Inc............................    17,049    2,381,916
*   Savara, Inc..........................................     9,459       71,794
*   SeaSpine Holdings Corp...............................    42,569      650,880
#*  Seattle Genetics, Inc................................    48,429    3,701,428
*   Select Medical Holdings Corp.........................   520,233    8,126,039

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
HEALTH CARE -- (Continued)
*   Sensus Healthcare, Inc...............................   6,901 $     53,069
#*  Sesen Bio, Inc.......................................  38,860       28,329
*   Sharps Compliance Corp...............................  11,364       45,115
#*  Sierra Oncology, Inc.................................  51,030       69,401
#   Simulations Plus, Inc................................   4,400       84,744
*   Soleno Therapeutics, Inc.............................  20,739       36,708
#*  Spark Therapeutics, Inc..............................  26,528    1,268,569
#*  Spectrum Pharmaceuticals, Inc........................ 119,168    1,334,682
*   Spring Bank Pharmaceuticals, Inc.....................   7,906       85,622
#*  STAAR Surgical Co....................................  14,455      516,477
#*  Stemline Therapeutics, Inc...........................  10,496      116,086
    STERIS P.L.C.........................................  96,301   10,984,092
*   Strata Skin Sciences, Inc............................  12,012       36,036
    Stryker Corp.........................................  90,871   16,135,963
*   Supernus Pharmaceuticals, Inc........................ 139,838    5,332,023
#*  Surgery Partners, Inc................................  11,308      147,909
*   Surmodics, Inc.......................................  43,052    2,465,588
#*  Syndax Pharmaceuticals, Inc..........................  58,949      330,114
#*  Syneos Health, Inc................................... 211,249   10,782,149
#*  Synlogic, Inc........................................  41,111      332,177
#*  Syros Pharmaceuticals, Inc...........................  23,655      141,693
#   Taro Pharmaceutical Industries, Ltd..................  58,647    5,579,676
#*  Teladoc Health, Inc..................................   5,656      363,115
    Teleflex, Inc........................................  65,427   17,894,284
*   Tenet Healthcare Corp................................ 416,654    9,162,221
#*  Tetraphase Pharmaceuticals, Inc...................... 149,190      183,504
    Thermo Fisher Scientific, Inc........................ 228,657   56,174,165
#*  Tivity Health, Inc................................... 149,399    3,325,622
#*  TransEnterix, Inc....................................  42,825      116,484
#*  Trevena, Inc......................................... 217,480      232,704
#*  Triple-S Management Corp., Class B...................  88,073    1,775,552
#*  Ultragenyx Pharmaceutical Inc........................  14,443      712,329
*   United Therapeutics Corp............................. 191,881   22,129,636
    UnitedHealth Group, Inc.............................. 617,082  166,735,556
    Universal Health Services, Inc., Class B............. 138,443   18,347,851
#   US Physical Therapy, Inc.............................  38,589    4,086,189
    Utah Medical Products, Inc...........................   8,875      833,718
#*  Vanda Pharmaceuticals, Inc...........................  65,041    1,764,562
*   Varex Imaging Corp................................... 109,907    3,131,250
*   Varian Medical Systems, Inc..........................  66,807    8,820,528
#*  Vaxart, Inc..........................................  13,900       28,495
#*  VBI Vaccines, Inc....................................  41,641       69,540
*   Veeva Systems, Inc., Class A.........................  60,363    6,583,189
#*  Verastem, Inc........................................ 144,666      474,504
*   Vertex Pharmaceuticals, Inc..........................  24,537    4,684,359
*   Vical, Inc...........................................   4,500        4,433
#*  ViewRay, Inc.........................................  39,142      281,431
#*  Viking Therapeutics, Inc............................. 102,537      836,702
*   Waters Corp..........................................  64,828   14,989,530
*   WellCare Health Plans, Inc...........................  81,449   22,519,020
#   West Pharmaceutical Services, Inc....................  88,613    9,594,130
#*  Wright Medical Group NV..............................  98,308    2,933,511
#*  XBiotech, Inc........................................  14,770       97,482
#*  Xencor, Inc..........................................  70,745    2,553,895
#*  Xenon Pharmaceuticals, Inc...........................  11,120       94,965
#*  Zafgen, Inc..........................................  62,653      278,179
    Zimmer Biomet Holdings, Inc.......................... 158,302   17,343,567
    Zoetis, Inc.......................................... 216,119   18,620,813
#*  Zogenix, Inc.........................................  93,035    4,070,281

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                          ------- --------------
HEALTH CARE -- (Continued)
#*  Zynerba Pharmaceuticals, Inc.........................   7,863 $       41,202
                                                                  --------------
TOTAL HEALTH CARE........................................          2,982,023,906
                                                                  --------------
INDUSTRIALS -- (13.2%)
    3M Co................................................ 287,391     57,564,417
#   AAON, Inc............................................ 141,819      5,238,794
    AAR Corp............................................. 120,220      4,529,890
    ABM Industries, Inc.................................. 214,858      7,345,995
*   Acacia Research Corp.................................  80,906        245,954
    ACCO Brands Corp..................................... 348,841      3,080,266
#   Acme United Corp.....................................   7,309        122,133
#   Actuant Corp., Class A............................... 160,352      3,670,457
#   Acuity Brands, Inc...................................  81,211      9,819,222
*   Advanced Disposal Services, Inc...................... 174,541      4,398,433
    Advanced Drainage Systems, Inc....................... 116,735      2,976,742
#*  AECOM................................................ 357,135     10,931,902
*   Aegion Corp..........................................  89,592      1,626,095
*   AeroCentury Corp.....................................   1,459         14,663
#*  Aerojet Rocketdyne Holdings, Inc..................... 201,541      7,954,823
#*  Aerovironment, Inc...................................  53,435      4,149,762
    AGCO Corp............................................ 226,129     14,517,482
    Air Lease Corp....................................... 345,744     13,117,527
*   Air T, Inc...........................................   4,249        123,306
*   Air Transport Services Group, Inc.................... 315,273      7,487,734
    Aircastle, Ltd....................................... 256,025      5,335,561
    Alamo Group, Inc.....................................  31,445      2,708,358
    Alaska Air Group, Inc................................ 291,413     18,635,861
    Albany International Corp., Class A..................  89,530      6,147,130
#   Allegiant Travel Co..................................  55,123      7,165,990
    Allegion P.L.C....................................... 160,684     13,796,328
    Allied Motion Technologies, Inc......................  38,843      1,637,621
    Allison Transmission Holdings, Inc................... 336,464     16,375,703
*   Alpha Pro Tech, Ltd..................................  28,782        115,128
    Altra Industrial Motion Corp......................... 146,073      4,471,295
    AMERCO...............................................  36,135     13,104,719
*   Ameresco, Inc., Class A..............................  69,686      1,040,412
#   American Airlines Group, Inc......................... 206,910      7,401,171
#*  American Superconductor Corp.........................     952         12,443
#*  American Woodmark Corp...............................  65,428      4,576,689
    AMETEK, Inc.......................................... 294,465     21,466,498
*   AMREP Corp...........................................  14,457         90,935
#   AO Smith Corp........................................ 299,216     14,320,478
#   Apogee Enterprises, Inc..............................  93,540      3,186,908
    Applied Industrial Technologies, Inc................. 132,507      7,819,238
*   ARC Document Solutions, Inc.......................... 130,947        318,201
*   ARC Group Worldwide, Inc.............................  12,667         12,160
#   ArcBest Corp.........................................  42,847      1,611,904
    Arconic, Inc......................................... 541,389     10,188,941
    Arcosa, Inc.......................................... 133,590      3,931,554
#   Argan, Inc...........................................  74,946      3,164,220
*   Armstrong Flooring, Inc.............................. 103,177      1,394,953
    Armstrong World Industries, Inc...................... 142,770      9,714,071
*   Arotech Corp.........................................  67,196        231,826
*   ASGN, Inc............................................ 168,848     10,635,736
    Astec Industries, Inc................................  75,894      2,809,596
#*  Astronics Corp.......................................  59,726      1,831,796
#*  Astronics Corp., Class B.............................  38,887      1,195,775
*   Atkore International Group, Inc...................... 180,927      4,195,697
#*  Atlas Air Worldwide Holdings, Inc....................  87,660      4,665,265

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
#*  Avalon Holdings Corp., Class A.......................     7,402 $    21,170
#*  Avis Budget Group, Inc...............................   279,032   7,433,412
#*  Axon Enterprise, Inc.................................    94,811   4,836,309
    AZZ, Inc.............................................    66,416   2,972,116
#*  Babcock & Wilcox Enterprises, Inc....................   793,616     465,932
    Barnes Group, Inc....................................   144,417   8,532,156
    Barrett Business Services, Inc.......................    22,529   1,411,442
*   Beacon Roofing Supply, Inc...........................   239,152   8,688,392
    BG Staffing, Inc.....................................    10,088     259,968
*   BMC Stock Holdings, Inc..............................   220,438   3,782,716
    Boeing Co. (The).....................................   212,778  82,051,452
    Brady Corp., Class A.................................   134,258   6,002,675
    Briggs & Stratton Corp...............................   256,451   3,303,089
#   Brink's Co. (The)....................................   183,297  13,573,143
*   Broadwind Energy, Inc................................    19,832      29,748
*   Builders FirstSource, Inc............................   385,027   5,090,057
#   BWX Technologies, Inc................................   193,548   8,984,498
*   CAI International, Inc...............................    70,205   1,742,488
    Carlisle Cos., Inc...................................   103,718  11,173,540
*   Casella Waste Systems, Inc., Class A.................   104,332   3,142,480
    Caterpillar, Inc.....................................   483,838  64,427,868
*   CBIZ, Inc............................................   176,820   3,465,672
#*  CECO Environmental Corp..............................   107,924     742,517
*   Celadon Group, Inc...................................    71,433     118,579
    CH Robinson Worldwide, Inc...........................   164,949  14,312,625
#*  Chart Industries, Inc................................   106,930   7,987,671
    Chicago Rivet & Machine Co...........................       653      18,403
#*  Cimpress NV..........................................    61,446   5,110,464
    Cintas Corp..........................................    90,696  17,006,407
#*  CIRCOR International, Inc............................    66,266   1,832,255
*   Civeo Corp...........................................   351,128     888,354
*   Clean Harbors, Inc...................................   195,185  11,556,904
#*  Colfax Corp..........................................   274,471   6,793,157
    Columbus McKinnon Corp...............................    63,373   2,294,103
    Comfort Systems USA, Inc.............................   127,256   6,104,470
*   Command Center, Inc..................................     1,400       5,670
*   Command Security Corp................................    10,654      29,831
*   Commercial Vehicle Group, Inc........................   147,761   1,103,775
    CompX International, Inc.............................     7,457     106,337
*   Continental Building Products, Inc...................   152,572   4,018,746
*   Continental Materials Corp...........................     1,019      15,193
    Copa Holdings SA, Class A............................    82,408   7,816,399
#*  Copart, Inc..........................................   331,246  16,770,985
    Costamare, Inc.......................................   186,667     948,268
*   CoStar Group, Inc....................................    21,363   8,347,379
#   Covanta Holding Corp.................................   675,659  10,878,110
*   Covenant Transportation Group, Inc., Class A.........    54,046   1,274,405
*   CPI Aerostructures, Inc..............................    27,297     191,352
    CRA International, Inc...............................    21,532     898,746
    Crane Co.............................................   141,893  11,743,065
*   CSW Industrials, Inc.................................    50,720   2,619,688
    CSX Corp.............................................   786,149  51,649,989
    Cubic Corp...........................................    87,633   5,632,173
    Cummins, Inc.........................................   258,282  37,995,865
    Curtiss-Wright Corp..................................   142,599  16,187,838
    Deere & Co...........................................   186,094  30,519,416
    Delta Air Lines, Inc................................. 1,138,794  56,290,587
    Deluxe Corp..........................................   174,643   8,202,982
*   DLH Holdings Corp....................................    23,277     114,988

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
    DMC Global, Inc......................................    39,745 $ 1,371,997
#   Donaldson Co., Inc...................................   234,825  11,102,526
    Douglas Dynamics, Inc................................   107,651   3,810,845
    Dover Corp...........................................   221,647  19,467,256
*   Ducommun, Inc........................................    24,843     978,069
    Dun & Bradstreet Corp. (The).........................    46,872   6,784,253
*   DXP Enterprises, Inc.................................    54,911   1,807,121
#*  Dycom Industries, Inc................................   133,264   7,735,975
#*  Eagle Bulk Shipping, Inc.............................    63,829     262,337
    Eastern Co. (The)....................................    16,904     459,451
    Eaton Corp. P.L.C....................................   282,490  21,539,862
*   Echo Global Logistics, Inc...........................    94,422   2,243,467
    Ecology and Environment, Inc., Class A...............     3,767      43,434
    EMCOR Group, Inc.....................................   183,159  11,947,462
    Emerson Electric Co..................................   354,519  23,210,359
    Encore Wire Corp.....................................    72,027   3,882,255
    EnerSys..............................................   125,868  10,731,506
    Ennis, Inc...........................................    82,957   1,645,867
    EnPro Industries, Inc................................    72,206   4,769,206
    Equifax, Inc.........................................   136,053  14,560,392
    ESCO Technologies, Inc...............................    71,893   4,680,953
    Espey Manufacturing & Electronics Corp...............     4,614     119,722
*   Esterline Technologies Corp..........................   100,767  12,263,344
    EVI Industries, Inc..................................       100       3,490
#*  Evoqua Water Technologies Corp.......................    19,147     206,979
#*  ExOne Co. (The)......................................    14,695     132,255
    Expeditors International of Washington, Inc..........   153,361  10,627,917
    Exponent, Inc........................................   133,552   6,672,258
#   Fastenal Co..........................................   255,072  15,421,653
    Federal Signal Corp..................................   230,431   5,064,873
    FedEx Corp...........................................   280,575  49,821,703
#   Flowserve Corp.......................................   195,158   8,594,758
    Fluor Corp...........................................   201,800   7,379,826
    Forrester Research, Inc..............................    39,537   1,775,607
#   Fortive Corp.........................................   253,056  18,976,669
    Fortune Brands Home & Security, Inc..................   296,090  13,412,877
    Forward Air Corp.....................................   102,184   5,980,830
*   Franklin Covey Co....................................    39,267     956,544
    Franklin Electric Co., Inc...........................   129,582   6,191,428
#*  FreightCar America, Inc..............................    57,837     411,799
*   FTI Consulting, Inc..................................   152,362  10,409,372
*   Gardner Denver Holdings, Inc.........................   235,707   5,814,892
#   GATX Corp............................................   103,421   7,826,901
*   Genco Shipping & Trading, Ltd........................    93,200     686,884
*   Gencor Industries, Inc...............................    36,468     505,446
*   Generac Holdings, Inc................................   224,743  11,895,647
    General Dynamics Corp................................   146,786  25,125,360
    General Electric Co.................................. 3,481,279  35,369,795
#*  Genesee & Wyoming, Inc., Class A.....................   144,596  11,353,678
*   Gibraltar Industries, Inc............................    86,381   3,079,483
    Global Brass & Copper Holdings, Inc..................    72,248   2,184,780
*   GMS, Inc.............................................   131,882   2,496,526
*   Golden Ocean Group, Ltd..............................    20,259     102,713
*   Goldfield Corp. (The)................................    86,077     234,990
    Gorman-Rupp Co. (The)................................    96,262   3,325,852
*   GP Strategies Corp...................................    61,912     931,156
    Graco, Inc...........................................   279,772  12,122,521
    GrafTech International, Ltd..........................    94,110   1,243,193
    Graham Corp..........................................    28,775     644,560

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
#   Granite Construction, Inc............................ 138,387 $ 5,981,086
*   Great Lakes Dredge & Dock Corp....................... 342,753   2,423,264
#   Greenbrier Cos., Inc. (The).......................... 110,329   4,679,053
    Griffon Corp......................................... 157,775   2,510,200
    H&E Equipment Services, Inc.......................... 150,001   4,015,527
    Harris Corp.......................................... 192,946  29,555,468
*   Harsco Corp.......................................... 264,142   5,626,225
#   Hawaiian Holdings, Inc............................... 265,654   8,506,241
*   HD Supply Holdings, Inc.............................. 394,551  16,547,469
#   Healthcare Services Group, Inc.......................  79,147   3,452,392
#   Heartland Express, Inc............................... 328,873   6,580,749
#   HEICO Corp...........................................  94,352   7,972,744
    HEICO Corp., Class A................................. 142,881  10,005,956
    Heidrick & Struggles International, Inc..............  64,387   2,127,990
*   Herc Holdings, Inc................................... 110,953   4,110,809
*   Heritage-Crystal Clean, Inc..........................  59,582   1,525,299
    Herman Miller, Inc................................... 242,157   8,289,034
#*  Hertz Global Holdings, Inc........................... 256,774   4,259,881
    Hexcel Corp.......................................... 305,271  20,669,899
#*  Hill International, Inc.............................. 105,457     356,445
    Hillenbrand, Inc..................................... 261,472  11,086,413
    HNI Corp............................................. 165,401   6,429,137
    Honeywell International, Inc......................... 364,760  52,390,479
*   Houston Wire & Cable Co..............................  52,050     326,353
*   Hub Group, Inc., Class A............................. 107,991   4,806,679
    Hubbell, Inc......................................... 124,199  13,578,677
*   Hudson Global, Inc................................... 247,179     360,881
#*  Hudson Technologies, Inc............................. 376,938     441,017
    Huntington Ingalls Industries, Inc...................  81,413  16,807,714
    Hurco Cos., Inc......................................  15,075     578,126
*   Huron Consulting Group, Inc..........................  72,580   3,509,243
    Hyster-Yale Materials Handling, Inc..................  37,029   2,576,848
    ICF International, Inc...............................  51,293   3,381,235
    IDEX Corp............................................  94,493  13,026,805
*   IES Holdings, Inc....................................  26,151     437,768
    Illinois Tool Works, Inc............................. 143,032  19,639,724
    Ingersoll-Rand P.L.C................................. 299,887  30,000,695
*   InnerWorkings, Inc................................... 227,265   1,043,146
#*  Innovative Solutions & Support, Inc..................  32,517      69,586
    Insperity, Inc....................................... 130,500  13,921,740
    Insteel Industries, Inc..............................  72,830   1,608,815
    Interface, Inc....................................... 203,890   3,345,835
    ITT, Inc............................................. 248,892  13,081,764
    Jacobs Engineering Group, Inc........................ 170,138  11,024,942
    JB Hunt Transport Services, Inc...................... 125,917  13,478,156
#*  JELD-WEN Holding, Inc................................ 254,272   4,536,212
*   JetBlue Airways Corp................................. 880,966  15,848,578
#   John Bean Technologies Corp..........................  73,932   5,873,158
    Johnson Controls International P.L.C................. 576,292  19,461,381
    Kadant, Inc..........................................  36,866   3,144,670
    Kaman Corp...........................................  91,609   5,415,924
    Kansas City Southern................................. 127,913  13,526,800
    KAR Auction Services, Inc............................ 438,905  22,827,449
    KBR, Inc............................................. 486,471   8,367,301
    Kelly Services, Inc., Class A........................ 114,899   2,573,738
    Kelly Services, Inc., Class B........................   1,275      28,802
#   Kennametal, Inc...................................... 269,042  10,110,598
#*  KeyW Holding Corp. (The)............................. 163,052   1,170,713
    Kforce, Inc.......................................... 108,229   3,550,993

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
    Kimball International, Inc., Class B................. 154,728 $ 2,186,307
*   Kirby Corp........................................... 145,361  10,888,992
#   Knight-Swift Transportation Holdings, Inc............ 359,120  11,402,060
    Knoll, Inc........................................... 196,123   3,953,840
    Korn/Ferry International............................. 179,507   8,185,519
#*  Kratos Defense & Security Solutions, Inc............. 274,113   4,246,010
    L3 Technologies, Inc.................................  88,894  17,501,451
    Landstar System, Inc.................................  89,478   9,089,175
*   Lawson Products, Inc.................................  22,431     663,958
*   LB Foster Co., Class A...............................  32,814     586,386
    Lennox International, Inc............................  50,067  11,479,362
*   Limbach Holdings, Inc................................  17,434      98,502
    Lincoln Electric Holdings, Inc....................... 140,662  12,158,823
#   Lindsay Corp.........................................  28,545   2,451,445
    Lockheed Martin Corp................................. 119,669  34,666,913
    LS Starrett Co. (The), Class A....................... 134,057     844,559
#   LSC Communications, Inc.............................. 105,046     833,015
    LSI Industries, Inc.................................. 113,965     372,666
*   Lydall, Inc..........................................  54,086   1,434,361
    Macquarie Infrastructure Corp........................ 104,128   4,495,206
*   Manitex International, Inc...........................  53,223     373,093
#*  Manitowoc Co., Inc. (The)............................ 114,004   1,735,141
    ManpowerGroup, Inc................................... 126,144   9,969,160
    Marten Transport, Ltd................................ 138,940   2,688,489
    Masco Corp........................................... 298,935   9,688,483
*   Masonite International Corp..........................  93,417   5,343,452
#*  MasTec, Inc.......................................... 272,963  12,114,098
*   Mastech Digital, Inc.................................  17,572     136,183
    Matson, Inc.......................................... 171,840   5,758,358
    Matthews International Corp., Class A................ 107,399   4,778,181
    McGrath RentCorp.....................................  93,741   4,724,546
#*  Mercury Systems, Inc................................. 106,468   6,242,219
*   Meritor, Inc......................................... 321,096   6,640,265
#*  Middleby Corp. (The)................................. 116,132  13,659,446
*   Milacron Holdings Corp............................... 240,765   3,337,003
    Miller Industries, Inc...............................  16,917     508,356
*   Mistras Group, Inc...................................  93,881   1,380,989
    Mobile Mini, Inc..................................... 145,080   5,482,573
    Moog, Inc., Class A.................................. 107,607   9,627,598
#*  MRC Global, Inc...................................... 309,414   4,833,047
    MSA Safety, Inc......................................  89,764   8,992,558
    MSC Industrial Direct Co., Inc., Class A............. 151,674  12,663,262
#   Mueller Industries, Inc.............................. 197,549   5,118,495
    Mueller Water Products, Inc., Class A................ 624,362   6,168,697
#   Multi-Color Corp.....................................  67,582   3,145,942
*   MYR Group, Inc.......................................  63,726   1,941,731
#   National Presto Industries, Inc......................  18,263   2,184,620
    Navigant Consulting, Inc............................. 144,805   3,753,346
*   Navistar International Corp.......................... 151,088   4,961,730
*   NCI Building Systems, Inc............................ 273,187   2,229,206
#*  Nexeo Solutions, Inc.................................   2,069      19,449
    Nielsen Holdings P.L.C............................... 440,896  11,322,209
*   NL Industries, Inc................................... 316,582   1,199,846
#   NN, Inc.............................................. 104,609     955,080
    Nordson Corp......................................... 124,678  16,163,256
    Norfolk Southern Corp................................ 273,828  45,931,909
    Northrop Grumman Corp................................  96,179  26,502,123
*   Northwest Pipe Co....................................  17,456     402,186
#*  NOW, Inc............................................. 380,311   5,145,608

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CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
INDUSTRIALS -- (Continued)
*    NV5 Global, Inc......................................  29,752 $ 2,105,549
     nVent Electric P.L.C................................. 200,418   5,014,458
     Old Dominion Freight Line, Inc....................... 228,131  31,009,847
#    Omega Flex, Inc......................................   8,973     567,991
*    Orion Group Holdings, Inc............................  85,083     359,050
     Oshkosh Corp......................................... 227,905  17,104,270
     Owens Corning........................................ 261,607  13,705,591
     PACCAR, Inc.......................................... 556,121  36,437,048
*    PAM Transportation Services, Inc.....................  16,499     810,926
*    Pangaea Logistics Solutions, Ltd.....................  55,744     170,019
     Parker-Hannifin Corp................................. 172,454  28,422,144
     Park-Ohio Holdings Corp..............................  40,401   1,312,224
#*   Patrick Industries, Inc.............................. 111,700   4,456,830
*    Patriot Transportation Holding, Inc..................   7,392     143,553
*>>  Pendrell Corp........................................       1     155,000
     Pentair P.L.C........................................ 365,346  15,048,602
*    Performant Financial Corp............................ 141,785     302,002
#*   Perma-Fix Environmental Services.....................  20,738      72,583
*    Perma-Pipe International Holdings, Inc...............  16,930     147,291
*    PGT Innovations, Inc................................. 267,304   4,447,939
*    PICO Holdings, Inc...................................  40,315     391,459
#*   Pioneer Power Solutions, Inc.........................   8,200      42,312
     Pitney Bowes, Inc.................................... 358,191   2,582,557
#*   Polar Power, Inc.....................................   7,020      34,889
     Powell Industries, Inc...............................  40,237   1,123,015
#*   Power Solutions International, Inc...................   2,080      16,224
     Preformed Line Products Co...........................  14,053     779,941
     Primoris Services Corp............................... 166,894   3,329,535
*    Proto Labs, Inc......................................  45,078   5,596,434
#    Quad/Graphics, Inc................................... 164,803   2,226,489
     Quanex Building Products Corp........................ 116,781   1,827,623
     Quanta Services, Inc................................. 417,610  14,758,337
#*   Quest Resource Holding Corp..........................  14,300      21,736
*    Radiant Logistics, Inc............................... 138,579     684,580
     Raven Industries, Inc................................ 105,247   3,893,087
     Raytheon Co.......................................... 166,053  27,358,892
#*   RBC Bearings, Inc....................................  57,016   7,949,171
*    RCM Technologies, Inc................................  15,191      59,245
#*   Red Violet, Inc......................................   3,910      29,560
     Regal Beloit Corp.................................... 121,726   9,343,688
     Republic Services, Inc............................... 394,156  30,235,707
*    Resideo Technologies, Inc............................  56,858   1,246,896
     Resources Connection, Inc............................ 101,821   1,701,429
#    REV Group, Inc....................................... 121,374   1,008,618
*    Rexnord Corp......................................... 346,718   9,066,676
#*   Roadrunner Transportation Systems, Inc...............  25,895      12,593
     Robert Half International, Inc....................... 210,123  13,538,225
     Rockwell Automation, Inc............................. 121,692  20,629,228
#    Rollins, Inc......................................... 231,415   8,617,895
     Roper Technologies, Inc..............................  48,407  13,711,767
     Rush Enterprises, Inc., Class A...................... 101,189   3,870,479
     Rush Enterprises, Inc., Class B......................  12,937     503,508
     Ryder System, Inc.................................... 225,145  13,038,147
*    Saia, Inc............................................  88,327   5,296,970
     Schneider National, Inc., Class B....................  26,038     553,047
#    Scorpio Bulkers, Inc................................. 201,858     912,398
#*   Sensata Technologies Holding P.L.C................... 382,158  18,152,505
     Servotronics, Inc....................................   1,473      16,805
*    SIFCO Industries, Inc................................   7,118      23,062

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CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
INDUSTRIALS -- (Continued)
    Simpson Manufacturing Co., Inc....................... 129,555 $  7,952,086
#*  SiteOne Landscape Supply, Inc........................  64,621    3,444,299
    SkyWest, Inc......................................... 181,653    9,255,220
    Snap-on, Inc.........................................  71,861   11,928,207
    Southwest Airlines Co................................ 730,646   41,471,467
*   SP Plus Corp.........................................  71,868    2,378,831
    Spartan Motors, Inc.................................. 104,797      882,391
*   Sparton Corp.........................................  30,407      559,185
    Spirit AeroSystems Holdings, Inc., Class A........... 235,393   19,631,776
*   Spirit Airlines, Inc................................. 245,559   14,443,780
*   SPX Corp............................................. 114,941    3,419,495
*   SPX FLOW, Inc........................................ 142,882    4,682,243
    Standex International Corp...........................  36,426    2,716,651
    Stanley Black & Decker, Inc.......................... 149,477   18,899,872
    Steelcase, Inc., Class A............................. 295,033    4,868,044
#*  Stericycle, Inc...................................... 118,761    5,234,985
*   Sterling Construction Co., Inc.......................  87,925    1,164,127
#   Sun Hydraulics Corp..................................  85,034    3,011,904
#*  Sunrun, Inc.......................................... 366,943    4,880,342
    Systemax, Inc........................................  77,695    1,813,401
#*  Taylor Devices, Inc..................................   4,452       57,876
#*  Team, Inc............................................ 190,024    2,724,944
#*  Tecogen, Inc.........................................  29,064      106,084
*   Teledyne Technologies, Inc...........................  74,700   16,749,234
    Tennant Co...........................................  60,397    3,547,116
#   Terex Corp........................................... 198,528    6,096,795
    Tetra Tech, Inc...................................... 153,872    8,492,196
*   Textainer Group Holdings, Ltd........................ 149,815    1,950,591
    Textron, Inc......................................... 334,178   17,788,295
*   Thermon Group Holdings, Inc..........................  91,876    2,118,661
    Timken Co. (The)..................................... 202,283    8,615,233
    Titan International, Inc............................. 190,599    1,071,166
*   Titan Machinery, Inc.................................  72,086    1,350,892
    Toro Co. (The)....................................... 193,685   11,524,257
#*  TPI Composites, Inc.................................. 104,618    3,166,787
*   Transcat, Inc........................................  24,364      545,754
#*  TransDigm Group, Inc.................................  23,075    9,022,325
    TransUnion........................................... 131,725    8,011,514
#*  Trex Co., Inc........................................ 161,628   11,275,169
*   TriMas Corp.......................................... 146,331    4,242,136
*   TriNet Group, Inc.................................... 169,064    7,719,462
    Trinity Industries, Inc.............................. 413,037    9,656,805
    Triton International, Ltd............................ 261,904    9,415,449
#   Triumph Group, Inc................................... 170,939    3,051,261
*   TrueBlue, Inc........................................ 136,808    3,336,747
#*  Tutor Perini Corp.................................... 171,364    2,949,174
*   Twin Disc, Inc.......................................  39,102      708,528
*   Ultralife Corp.......................................  44,133      353,064
    UniFirst Corp........................................  34,079    4,717,556
    Union Pacific Corp................................... 658,801  104,795,475
*   United Continental Holdings, Inc..................... 492,644   42,993,042
    United Parcel Service, Inc., Class B................. 332,983   35,096,408
*   United Rentals, Inc.................................. 156,204   19,566,113
    United Technologies Corp............................. 736,666   86,978,155
#*  Univar, Inc.......................................... 203,600    4,240,988
    Universal Forest Products, Inc....................... 211,207    6,509,400
    Universal Logistics Holdings, Inc....................  55,212    1,125,221
    US Ecology, Inc......................................  67,828    4,318,609
*   USA Truck, Inc.......................................  28,309      505,599

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                           ------- --------------
INDUSTRIALS -- (Continued)
     USG Corp............................................. 419,466 $   18,099,958
     Valmont Industries, Inc..............................  58,386      7,531,794
*    Vectrus, Inc.........................................  35,667        898,452
*    Verisk Analytics, Inc................................ 146,280     17,174,735
*    Veritiv Corp.........................................  53,181      1,816,131
     Viad Corp............................................  79,967      4,214,261
#*   Vicor Corp...........................................  42,483      1,673,405
     Virco Manufacturing Corp.............................  31,667        134,268
*    VirTra, Inc..........................................   3,600         14,202
#*   Volt Information Sciences, Inc....................... 358,231      1,321,872
     VSE Corp.............................................  33,889      1,105,798
     Wabash National Corp................................. 237,922      3,316,633
*    WABCO Holdings, Inc.................................. 113,911     13,012,054
#    Wabtec Corp.......................................... 138,212      9,558,742
#*   WageWorks, Inc.......................................  87,432      2,758,480
     Waste Management, Inc................................ 252,554     24,161,841
     Watsco, Inc..........................................  70,972     10,466,951
     Watsco, Inc., Class B................................   5,058        721,473
     Watts Water Technologies, Inc., Class A..............  73,495      5,502,571
#*   Welbilt, Inc......................................... 339,476      4,759,454
#    Werner Enterprises, Inc.............................. 245,639      8,086,436
#*   Wesco Aircraft Holdings, Inc......................... 331,984      2,901,540
*    WESCO International, Inc............................. 161,304      8,452,330
#*   Willdan Group, Inc...................................  27,649        930,389
*    Williams Industrial Services Group, Inc..............  23,539         57,200
*    Willis Lease Finance Corp............................   8,926        341,687
#*   Willscot Corp........................................  62,560        641,240
     Woodward, Inc........................................ 170,996     15,534,987
#    WW Grainger, Inc.....................................  67,563     19,957,435
*    XPO Logistics, Inc................................... 310,199     18,853,895
     Xylem, Inc........................................... 316,502     22,553,933
#*   YRC Worldwide, Inc...................................  88,352        551,316
                                                                   --------------
TOTAL INDUSTRIALS.........................................          3,556,306,456
                                                                   --------------
INFORMATION TECHNOLOGY -- (16.3%)
#*   3D Systems Corp...................................... 247,553      3,158,776
#*   Acacia Communications, Inc...........................  90,051      3,918,119
     Accenture P.L.C., Class A............................ 364,931     56,035,155
*    ACI Worldwide, Inc................................... 283,440      8,378,486
*    ACM Research, Inc., Class A..........................   2,355         21,925
*>>  Actua Corp...........................................  16,946         17,200
*    ADDvantage Technologies Group, Inc...................   7,817         11,256
#*   Adesto Technologies Corp.............................   8,502         41,915
*    Adobe, Inc...........................................  74,188     18,385,270
     ADTRAN, Inc.......................................... 157,002      2,289,089
*    Advanced Energy Industries, Inc...................... 129,143      6,623,744
#*   Advanced Micro Devices, Inc.......................... 711,682     17,372,158
*    Aehr Test Systems....................................  13,278         16,598
*    Agilysys, Inc........................................  65,901      1,166,448
*    Airgain, Inc.........................................  12,906        138,739
*    Akamai Technologies, Inc............................. 216,204     14,074,880
#*   Alarm.com Holdings, Inc..............................  21,327      1,342,108
*    Alithya Group, Inc., Class A.........................  39,261        108,753
*    ALJ Regional Holdings, Inc...........................  58,527         77,841
     Alliance Data Systems Corp...........................  86,838     15,421,560
*    Alpha & Omega Semiconductor, Ltd.....................  98,949      1,178,483
#*   Alteryx, Inc., Class A...............................   4,243        301,889
#*   Ambarella, Inc.......................................  71,365      2,711,870
     Amdocs, Ltd.......................................... 152,769      8,536,732

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
    American Software, Inc., Class A.....................    62,186 $    687,777
*   Amkor Technology, Inc................................   788,154    6,305,232
    Amphenol Corp., Class A..............................   233,564   20,534,947
#*  Amtech Systems, Inc..................................    49,420      248,583
    Analog Devices, Inc..................................   221,331   21,880,783
*   Anixter International, Inc...........................   116,150    7,051,466
*   ANSYS, Inc...........................................    89,227   14,664,457
#*  Appfolio, Inc., Class A..............................    17,531    1,109,888
    Apple, Inc........................................... 3,339,047  555,750,983
    Applied Materials, Inc...............................   805,383   31,474,368
#*  Applied Optoelectronics, Inc.........................    42,626      740,840
*   Arista Networks, Inc.................................    56,520   12,139,366
#*  Arlo Technologies, Inc...............................   200,292    1,440,099
*   ARRIS International P.L.C............................   441,948   13,872,748
*   Arrow Electronics, Inc...............................   191,910   14,575,564
*   Aspen Technology, Inc................................   122,340   11,821,714
    AstroNova, Inc.......................................    16,656      332,787
#*  Asure Software, Inc..................................    20,330      107,952
*   Atlassian Corp. P.L.C., Class A......................    15,287    1,504,241
#*  Atomera, Inc.........................................     3,041       10,674
*   Autodesk, Inc........................................    52,649    7,749,933
    Automatic Data Processing, Inc.......................   178,753   24,996,820
*   Aviat Networks, Inc..................................    32,377      435,471
#*  Avid Technology, Inc.................................   118,902      565,974
    Avnet, Inc...........................................   234,719    9,670,423
    AVX Corp.............................................   286,520    5,085,730
*   Aware, Inc...........................................    51,506      181,301
*   Axcelis Technologies, Inc............................   106,427    2,216,874
#*  AXT, Inc.............................................   115,490      474,664
    Badger Meter, Inc....................................   103,506    5,464,082
    Bel Fuse, Inc., Class A..............................     4,354       87,951
    Bel Fuse, Inc., Class B..............................    29,674      684,876
#   Belden, Inc..........................................   142,317    7,629,614
    Benchmark Electronics, Inc...........................   110,326    2,804,487
    BK Technologies, Inc.................................    24,446       99,006
*   Black Knight, Inc....................................   182,138    8,959,368
    Blackbaud, Inc.......................................    79,106    5,663,990
    Booz Allen Hamilton Holding Corp.....................   263,412   12,941,432
*   Bottomline Technologies De, Inc......................    63,828    3,296,716
*   Brightcove, Inc......................................    18,100      145,162
    Broadcom, Inc........................................   244,537   65,597,050
    Broadridge Financial Solutions, Inc..................   137,286   13,842,547
#*  BroadVision, Inc.....................................     6,453       10,970
    Brooks Automation, Inc...............................   195,394    6,082,615
#*  BSQUARE Corp.........................................    30,337       64,921
    Cabot Microelectronics Corp..........................    74,652    7,606,292
*   CACI International, Inc., Class A....................    71,512   11,955,376
*   Cadence Design Systems, Inc..........................   246,642   11,846,215
*   CalAmp Corp..........................................    72,721    1,047,910
*   Calix, Inc...........................................   197,897    2,153,119
#*  Carbonite, Inc.......................................    75,423    2,160,115
*   Cardtronics P.L.C., Class A..........................   162,995    4,412,275
    Cass Information Systems, Inc........................    38,973    1,913,185
    CCUR Holdings, Inc...................................    14,271       53,231
    CDK Global, Inc......................................   150,996    7,385,214
    CDW Corp.............................................   201,974   16,818,375
*   CEVA, Inc............................................    46,466    1,321,493
*   ChannelAdvisor Corp..................................    29,385      315,889
*   Ciena Corp...........................................   293,050   11,162,274

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
*   Cirrus Logic, Inc....................................   190,103 $  7,062,326
    Cisco Systems, Inc................................... 3,191,989  150,949,160
*   Cision, Ltd..........................................    93,155    1,155,122
    Citrix Systems, Inc..................................   113,121   11,599,427
*   Clearfield, Inc......................................    20,285      238,754
#   ClearOne, Inc........................................    25,978       47,280
#*  Coda Octopus Group, Inc..............................    18,857      118,611
#   Cognex Corp..........................................   225,818   10,274,719
    Cognizant Technology Solutions Corp., Class A........   490,003   34,143,409
#*  Coherent, Inc........................................    58,189    6,877,940
    Cohu, Inc............................................   135,578    2,378,038
*   CommScope Holding Co., Inc...........................   368,829    7,712,214
    Communications Systems, Inc..........................    31,610       74,284
*   CommVault Systems, Inc...............................    24,757    1,635,695
*   Computer Task Group, Inc.............................    63,240      268,770
    Comtech Telecommunications Corp......................    43,970    1,097,931
*   Conduent, Inc........................................   419,525    5,348,944
#*  Control4 Corp........................................    66,662    1,324,574
*   CoreLogic, Inc.......................................   277,859   10,086,282
    Corning, Inc.........................................   728,362   24,225,320
*   Coupa Software, Inc..................................     8,448      734,638
#*  Cray, Inc............................................   117,904    2,586,814
#*  Cree, Inc............................................   311,919   15,730,075
#   CSG Systems International, Inc.......................   115,290    4,172,345
    CSP, Inc.............................................     5,597       54,291
    CTS Corp.............................................    89,408    2,536,505
#*  CUI Global, Inc......................................    17,907       26,323
#*  CyberOptics Corp.....................................    16,840      355,156
#   Cypress Semiconductor Corp...........................   816,734   11,328,101
    Daktronics, Inc......................................   142,338    1,071,805
#*  DASAN Zhone Solutions, Inc...........................    29,857      398,890
*   Data I/O Corp........................................    16,306       95,798
*   Dell Technologies, Class C...........................    94,380    4,585,924
#   Diebold Nixdorf, Inc.................................   189,162      803,938
*   Digi International, Inc..............................    62,231      738,060
*   Diodes, Inc..........................................   168,213    5,657,003
    Dolby Laboratories, Inc., Class A....................   128,158    8,282,852
#*  Dropbox, Inc., Class A...............................    17,693      437,194
*   DSP Group, Inc.......................................    69,333      876,369
    DXC Technology Co....................................   387,458   24,843,807
#*  Eastman Kodak Co.....................................    39,500      114,945
#   Ebix, Inc............................................    85,694    4,894,841
*   EchoStar Corp., Class A..............................   134,878    5,527,300
#*  eGain Corp...........................................     1,408       10,081
*   Electro Scientific Industries, Inc...................    99,784    2,993,520
#*  Electronics for Imaging, Inc.........................   147,689    3,900,466
#*  Ellie Mae, Inc.......................................    29,705    2,251,639
*   EMCORE Corp..........................................    72,739      319,324
#*  Endurance International Group Holdings, Inc..........   171,597    1,389,936
#   Entegris, Inc........................................   427,280   14,121,604
*   Envestnet, Inc.......................................    45,214    2,452,859
*   EPAM Systems, Inc....................................    75,013   10,612,839
*   ePlus, Inc...........................................    47,487    3,761,920
#*  Euronet Worldwide, Inc...............................   124,701   14,341,862
    EVERTEC, Inc.........................................   148,521    4,109,576
*   Evolving Systems, Inc................................    23,936       31,117
*   ExlService Holdings, Inc.............................    94,243    5,418,972
#*  Extreme Networks, Inc................................    42,082      318,140
*   F5 Networks, Inc.....................................    53,785    8,656,696

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
*   Fabrinet.............................................   130,535 $  7,419,609
*   Fair Isaac Corp......................................    75,354   16,969,721
*   FARO Technologies, Inc...............................    54,889    2,333,880
    Fidelity National Information Services, Inc..........   299,618   31,319,070
*   Finisar Corp.........................................   375,233    8,547,808
*   Finjan Holdings, Inc.................................    67,712      190,271
*   First Data Corp., Class A............................   659,586   16,258,795
#*  First Solar, Inc.....................................   266,957   13,505,355
#*  Fiserv, Inc..........................................   261,896   21,719,035
#*  Fitbit, Inc., Class A................................   625,795    3,861,155
*   FleetCor Technologies, Inc...........................   128,721   25,977,185
*   Flex, Ltd............................................ 1,231,494   11,846,972
    FLIR Systems, Inc....................................   235,291   11,501,024
*   FormFactor, Inc......................................   210,095    3,155,627
*   Fortinet, Inc........................................   101,430    7,766,495
*   Frequency Electronics, Inc...........................    20,337      269,669
#*  Gartner, Inc.........................................    55,679    7,566,219
    Genpact, Ltd.........................................   465,517   13,886,372
    Global Payments, Inc.................................   173,838   19,518,531
    GlobalSCAPE, Inc.....................................    44,983      205,122
#*  Globant SA...........................................    36,173    2,445,295
*   GoDaddy, Inc., Class A...............................    90,048    6,179,994
*   GSE Systems, Inc.....................................    28,592       83,203
*   GSI Technology, Inc..................................    60,553      466,864
#*  GTT Communications, Inc..............................   164,251    4,204,826
*   Guidewire Software, Inc..............................    62,824    5,445,584
    Hackett Group, Inc. (The)............................   117,534    2,114,437
#*  Harmonic, Inc........................................   318,882    1,686,886
    Hewlett Packard Enterprise Co........................ 1,819,233   28,361,842
    HP, Inc..............................................   745,952   16,433,323
#*  HubSpot, Inc.........................................     6,016      952,393
#*  Ichor Holdings, Ltd..................................    71,200    1,464,584
*   ID Systems, Inc......................................    25,174      152,303
#*  Identiv, Inc.........................................    18,904      100,191
*   IEC Electronics Corp.................................    11,830       85,767
#*  II-VI, Inc...........................................   161,647    6,136,120
*   Image Sensing Systems, Inc...........................     1,872        9,678
#*  Immersion Corp.......................................    94,602      897,773
#*  Infinera Corp........................................   438,895    1,931,138
*   Information Services Group, Inc......................    98,653      407,437
*   Innodata, Inc........................................    96,835      130,727
#*  Inphi Corp...........................................    65,222    2,572,356
#*  Inseego Corp.........................................    32,660      170,812
*   Insight Enterprises, Inc.............................    99,365    4,562,841
*   Integrated Device Technology, Inc....................   268,854   13,133,518
    Intel Corp........................................... 5,141,165  242,251,695
#*  Intellicheck, Inc....................................    15,600       38,220
#*  Intelligent Systems Corp.............................       729       15,200
    InterDigital, Inc....................................   152,601   11,110,879
#*  Internap Corp........................................    49,402      267,265
    International Business Machines Corp.................   681,008   91,541,095
*   inTEST Corp..........................................    24,960      183,706
#*  Intevac, Inc.........................................    60,689      337,431
    Intuit, Inc..........................................    96,512   20,829,220
#*  IPG Photonics Corp...................................   103,191   13,724,403
#   Issuer Direct Corp...................................     7,605       96,583
#*  Iteris, Inc..........................................    40,198      154,762
#*  Itron, Inc...........................................    99,191    5,418,804
#   j2 Global, Inc.......................................   170,368   12,804,859

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
    Jabil, Inc...........................................   672,906 $ 17,932,945
    Jack Henry & Associates, Inc.........................    91,039   12,158,258
    Juniper Networks, Inc................................   375,352    9,736,631
#   KEMET Corp...........................................   194,143    3,440,214
*   Key Tronic Corp......................................    22,454      162,791
*   Keysight Technologies, Inc...........................   329,054   24,356,577
*   Kimball Electronics, Inc.............................    43,092      696,798
    KLA-Tencor Corp......................................   185,268   19,744,011
*   Knowles Corp.........................................   300,183    4,682,855
#*  Kopin Corp...........................................   125,217      172,799
    Kulicke & Soffa Industries, Inc......................   226,475    5,102,482
*   KVH Industries, Inc..................................    52,470      586,615
    Lam Research Corp....................................   284,926   48,317,751
*   Lantronix, Inc.......................................    21,200       56,816
*   Lattice Semiconductor Corp...........................   305,112    2,379,874
    Leidos Holdings, Inc.................................   192,635   11,172,830
#*  LGL Group, Inc. (The)................................     4,607       33,107
#*  Lightpath Technologies, Inc., Class A................    26,429       43,608
*   Limelight Networks, Inc..............................   227,517      709,853
#   Littelfuse, Inc......................................    60,054   10,552,689
#*  LivePerson, Inc......................................     5,209      122,255
#*  LiveRamp Holdings, Inc...............................   181,640    7,890,442
    LogMeIn, Inc.........................................   100,641    9,361,626
#*  LRAD Corp............................................    48,346      122,799
#*  Lumentum Holdings, Inc...............................    94,336    4,613,974
*   Luna Innovations, Inc................................    65,839      221,877
*   Luxoft Holding, Inc..................................    58,625    3,402,009
#*  MACOM Technology Solutions Holdings, Inc.............    94,140    1,697,344
#*  MagnaChip Semiconductor Corp.........................    69,402      415,024
#*  Manhattan Associates, Inc............................   174,228    8,497,100
    ManTech International Corp., Class A.................   100,594    5,670,484
#*  Marin Software, Inc..................................     7,995       48,450
    Marvell Technology Group, Ltd........................   777,058   14,398,885
    Mastercard, Inc., Class A............................   481,810  101,724,545
    Maxim Integrated Products, Inc.......................   245,282   13,311,454
    MAXIMUS, Inc.........................................   197,740   13,867,506
#*  MaxLinear, Inc.......................................   148,424    2,912,079
#*  Maxwell Technologies, Inc............................   251,351      749,026
#   Mesa Laboratories, Inc...............................     6,939    1,571,892
    Methode Electronics, Inc.............................   123,544    3,181,258
#   Microchip Technology, Inc............................   215,225   17,297,633
*   Micron Technology, Inc............................... 1,627,340   62,196,935
    Microsoft Corp....................................... 3,927,281  410,125,955
*   MicroStrategy, Inc., Class A.........................    25,310    3,211,586
*   Mimecast, Ltd........................................       513       19,273
#*  Mitek Systems, Inc...................................    69,635      768,074
    MKS Instruments, Inc.................................   139,302   11,371,222
*   MoneyGram International, Inc.........................   340,935      726,192
#*  MongoDB, Inc.........................................     5,713      527,653
#   Monolithic Power Systems, Inc........................    43,265    5,475,618
    Monotype Imaging Holdings, Inc.......................    87,643    1,454,874
    Motorola Solutions, Inc..............................    67,588    7,901,713
    MTS Systems Corp.....................................    59,855    2,996,341
*   Nanometrics, Inc.....................................    83,378    2,550,533
*   Napco Security Technologies, Inc.....................    32,495      510,496
    National Instruments Corp............................   212,091    9,378,664
#*  NCR Corp.............................................   315,734    8,445,884
#*  NeoPhotonics Corp....................................   109,107      787,753
    NetApp, Inc..........................................   332,721   21,217,618

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
#*  NETGEAR, Inc.........................................   101,143 $ 4,006,274
#*  Netscout Systems, Inc................................   241,233   6,255,172
*   NetSol Technologies, Inc.............................    27,104     181,868
    Network-1 Technologies, Inc..........................    57,475     151,159
#*  New Relic, Inc.......................................     6,606     671,500
    NIC, Inc.............................................   150,095   2,461,558
*   Novanta, Inc.........................................   102,705   7,156,484
*   Nuance Communications, Inc...........................   619,874   9,837,400
*   Nutanix, Inc., Class A...............................    20,515   1,050,983
#   NVE Corp.............................................     3,815     363,531
    NVIDIA Corp..........................................   379,942  54,616,662
#*  Okta, Inc............................................    20,948   1,726,744
*   ON Semiconductor Corp................................ 1,105,395  22,152,116
*   OneSpan, Inc.........................................    85,637   1,249,444
*   Optical Cable Corp...................................     8,150      29,014
    Oracle Corp.......................................... 1,640,590  82,406,836
#*  OSI Systems, Inc.....................................    54,195   4,860,750
#*  Palo Alto Networks, Inc..............................    16,166   3,472,780
#*  PAR Technology Corp..................................    44,002   1,096,970
    Park Electrochemical Corp............................    61,802   1,407,850
    Paychex, Inc.........................................   222,534  15,755,407
#*  Paycom Software, Inc.................................    98,690  14,629,806
*   Paylocity Holding Corp...............................    56,050   3,981,231
*   PayPal Holdings, Inc.................................   330,237  29,311,836
    PC Connection, Inc...................................    70,484   2,335,135
*   PCM, Inc.............................................    16,586     354,111
    PC-Tel, Inc..........................................   276,687   1,463,674
#*  PDF Solutions, Inc...................................   103,242   1,085,073
    Pegasystems, Inc.....................................    99,625   5,607,891
#*  Perceptron, Inc......................................    29,758     229,732
*   Perficient, Inc......................................   130,703   3,334,234
    Perspecta, Inc.......................................   219,103   4,393,015
*   PFSweb, Inc..........................................    51,031     310,779
*   Photronics, Inc......................................   508,702   5,438,024
#*  Pivotal Software, Inc., Class A......................    52,902     978,158
#*  Pixelworks, Inc......................................    63,855     241,372
    Plantronics, Inc.....................................    96,465   3,741,877
*   Plexus Corp..........................................   105,915   5,943,950
#   Power Integrations, Inc..............................    63,569   4,195,554
    Presidio, Inc........................................    63,503   1,011,603
*   PRGX Global, Inc.....................................    68,278     625,426
    Progress Software Corp...............................   159,533   5,779,881
*   Proofpoint, Inc......................................     8,379     853,569
*   PTC, Inc.............................................   104,971   8,900,491
*   Pure Storage, Inc., Class A..........................    67,970   1,217,343
    QAD, Inc., Class A...................................    21,895     923,093
    QAD, Inc., Class B...................................     5,440     165,920
*   Qorvo, Inc...........................................   178,581  11,672,054
    QUALCOMM, Inc........................................   717,454  35,528,322
*   Qualstar Corp........................................     1,349       7,554
#*  Qualys, Inc..........................................    55,872   4,834,604
*   Quantenna Communications, Inc........................    80,904   1,208,706
*   Qumu Corp............................................    13,779      32,381
*   Rambus, Inc..........................................   363,052   3,274,729
#*  RealNetworks, Inc....................................   647,249   1,708,737
#*  RealPage, Inc........................................    69,271   3,863,244
*   Red Hat, Inc.........................................    62,946  11,194,317
    RF Industries, Ltd...................................    19,118     156,385
*   Ribbon Communications, Inc...........................   335,324   1,871,108

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
    Richardson Electronics, Ltd..........................  28,703 $   211,541
*   RingCentral, Inc., Class A...........................   9,558     883,542
#*  Rogers Corp..........................................  47,683   6,051,450
#*  Rubicon Project, Inc. (The).......................... 147,629     658,425
#*  Rubicon Technology, Inc..............................   1,435      11,537
*   Rudolph Technologies, Inc............................ 103,697   2,252,299
    Sabre Corp........................................... 544,841  12,520,446
*   salesforce.com, Inc..................................  95,675  14,539,730
*   Sanmina Corp......................................... 236,130   7,371,979
    Sapiens International Corp. NV.......................  29,683     362,133
*   ScanSource, Inc......................................  85,232   3,265,238
    Science Applications International Corp.............. 147,344   9,892,676
*   Seachange International, Inc......................... 595,566     946,950
    Seagate Technology P.L.C............................. 322,951  14,300,270
*   Semtech Corp......................................... 159,532   7,746,874
#*  ServiceNow, Inc......................................  23,753   5,226,135
*   ServiceSource International, Inc.....................  89,294     107,153
#*  SharpSpring, Inc.....................................   9,427     134,429
    Sigma Designs, Inc................................... 164,028      24,768
*   Sigmatron International, Inc.........................   9,201      24,475
*   Silicon Laboratories, Inc............................  75,965   5,811,322
    Skyworks Solutions, Inc.............................. 295,071  21,551,986
#*  SMART Global Holdings, Inc...........................  66,586   1,651,999
*   SMTC Corp............................................  25,966     127,493
#*  SolarEdge Technologies, Inc.......................... 134,375   5,884,281
*   Splunk, Inc..........................................  25,342   3,163,695
*   SPS Commerce, Inc....................................  27,038   2,397,189
#*  Square, Inc., Class A................................  42,592   3,038,939
    SS&C Technologies Holdings, Inc...................... 242,355  12,478,859
#*  StarTek, Inc.........................................  51,283     358,468
#*  Steel Connect, Inc................................... 209,541     345,743
#*  Stratasys, Ltd....................................... 179,562   4,584,218
#*  Super Micro Computer, Inc............................ 160,297   2,420,485
*   Support.com, Inc.....................................  33,595      82,980
*   Sykes Enterprises, Inc............................... 146,549   4,040,356
    Symantec Corp........................................ 325,076   6,833,098
#*  Synacor, Inc.........................................  27,065      50,070
#*  Synaptics, Inc....................................... 117,642   4,682,152
*   Synchronoss Technologies, Inc........................ 203,451   1,458,744
    SYNNEX Corp.......................................... 158,296  15,316,721
*   Synopsys, Inc........................................ 135,987  12,694,386
#*  Tableau Software, Inc., Class A......................  31,201   3,988,736
    TE Connectivity, Ltd................................. 318,520  25,784,194
*   Tech Data Corp....................................... 105,890  10,126,261
*   Telaria, Inc.........................................  90,921     290,038
*   Telenav, Inc......................................... 132,087     585,145
*   Teradata Corp........................................ 321,064  14,248,820
#   Teradyne, Inc........................................ 373,010  13,424,630
    TESSCO Technologies, Inc.............................  25,094     401,755
    Texas Instruments, Inc............................... 531,948  53,556,525
#   TiVo Corp............................................ 372,183   4,142,397
    Total System Services, Inc........................... 253,191  22,688,446
#*  Trade Desk, Inc. (The), Class A......................  24,671   3,520,058
    TransAct Technologies, Inc...........................  17,129     177,799
    Travelport Worldwide, Ltd............................ 260,374   4,077,457
*   Trimble, Inc......................................... 264,637   9,966,229
*   Trio-Tech International..............................   3,963      12,245
*   TSR, Inc.............................................     751       4,243
    TTEC Holdings, Inc................................... 146,940   4,912,204

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                          ------- --------------
INFORMATION TECHNOLOGY -- (Continued)
#*  TTM Technologies, Inc................................ 351,606 $    4,036,437
#*  Twilio, Inc., Class A................................  12,319      1,371,351
*   Tyler Technologies, Inc..............................  30,101      5,694,808
#   Ubiquiti Networks, Inc............................... 119,847     12,968,644
*   Ultimate Software Group, Inc. (The)..................  13,392      3,656,953
#*  Ultra Clean Holdings, Inc............................ 128,083      1,519,064
#*  Unisys Corp.......................................... 111,066      1,452,743
#   Universal Display Corp...............................  43,820      4,549,831
*   Upland Software, Inc.................................  17,659        551,667
#*  USA Technologies, Inc................................  15,505         91,635
*   Veeco Instruments, Inc............................... 154,005      1,510,789
*   Verint Systems, Inc.................................. 144,448      6,986,950
*   VeriSign, Inc........................................  52,355      8,862,131
    Versum Materials, Inc................................ 220,073      8,092,084
#*  ViaSat, Inc.......................................... 124,181      7,784,907
*   Viavi Solutions, Inc................................. 496,738      5,523,727
*   Virtusa Corp.........................................  96,983      4,705,615
#   Visa, Inc., Class A.................................. 982,237    132,611,817
#   Vishay Intertechnology, Inc.......................... 391,513      7,634,503
*   Vishay Precision Group, Inc..........................  31,997      1,069,660
    VMware, Inc., Class A................................  15,328      2,315,601
    Wayside Technology Group, Inc........................   9,192         96,516
*   Westell Technologies, Inc., Class A..................  17,801         40,052
    Western Digital Corp................................. 336,589     15,143,139
#   Western Union Co. (The).............................. 516,289      9,422,274
*   WEX, Inc.............................................  95,698     15,438,958
*   Wireless Telecom Group, Inc..........................  66,901        115,070
*   Workday, Inc., Class A...............................  13,400      2,432,502
*   Worldpay, Inc., Class A.............................. 224,747     18,761,880
    Xerox Corp........................................... 416,805     11,758,069
    Xilinx, Inc.......................................... 237,604     26,597,392
    Xperi Corp........................................... 154,136      3,303,134
*   Zebra Technologies Corp., Class A.................... 126,119     21,894,258
*   Zendesk, Inc.........................................  16,409      1,108,100
*   Zix Corp............................................. 119,194        848,661
                                                                  --------------
TOTAL INFORMATION TECHNOLOGY.............................          4,365,832,966
                                                                  --------------
MATERIALS -- (4.2%)
>>  A Schulman, Inc......................................  97,608        139,823
#   Advanced Emissions Solutions, Inc....................   5,208         59,007
*   AdvanSix, Inc........................................ 100,599      3,182,952
#*  AgroFresh Solutions, Inc.............................  54,123        217,574
    Air Products & Chemicals, Inc........................ 122,284     20,102,267
#*  AK Steel Holding Corp................................ 618,996      1,826,038
#   Albemarle Corp....................................... 196,597     15,871,276
*   Alcoa Corp........................................... 354,469     10,520,640
#*  Allegheny Technologies, Inc.......................... 305,836      8,376,848
*   American Biltrite, Inc...............................      36         18,648
    American Vanguard Corp...............................  81,019      1,419,453
*   Ampco-Pittsburgh Corp................................ 264,566        920,690
    AptarGroup, Inc...................................... 203,788     20,199,467
    Ashland Global Holdings, Inc......................... 127,468      9,674,821
    Avery Dennison Corp.................................. 146,530     15,305,058
*   Axalta Coating Systems, Ltd.......................... 537,170     13,762,295
    Balchem Corp.........................................  88,104      7,314,394
#   Ball Corp............................................ 516,242     26,989,132
#   Bemis Co., Inc....................................... 310,359     15,157,934
*   Berry Global Group, Inc.............................. 300,110     14,780,418
    Boise Cascade Co..................................... 129,182      3,548,630

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
MATERIALS -- (Continued)
    Cabot Corp...........................................   155,401 $ 7,286,753
#   Carpenter Technology Corp............................   155,355   7,342,077
    Celanese Corp........................................   248,668  23,812,448
#*  Century Aluminum Co..................................   280,074   2,576,681
    CF Industries Holdings, Inc..........................   391,430  17,085,919
    Chase Corp...........................................    28,026   2,825,581
#   Chemours Co. (The)...................................   196,786   7,035,100
#*  Clearwater Paper Corp................................   346,904  11,697,603
#   Cleveland-Cliffs, Inc................................   640,912   6,864,168
#*  Coeur Mining, Inc....................................   677,148   3,487,312
    Commercial Metals Co.................................   354,918   6,193,319
#   Compass Minerals International, Inc..................   116,681   6,096,582
*   Contango ORE, Inc....................................     1,821      35,965
    Core Molding Technologies, Inc.......................    18,851     164,004
#*  Crown Holdings, Inc..................................   241,648  12,324,048
    Domtar Corp..........................................   208,255   9,767,160
    DowDuPont, Inc....................................... 1,209,038  65,058,335
    Eagle Materials, Inc.................................   126,786   9,001,806
    Eastman Chemical Co..................................   222,894  17,969,714
    Ecolab, Inc..........................................   108,645  17,184,380
    Element Solutions, Inc...............................   830,173   9,331,145
*   Ferro Corp...........................................   313,753   5,230,263
#   Ferroglobe P.L.C.....................................   423,588     970,017
#*  Flotek Industries, Inc............................... 1,025,668   2,625,710
    FMC Corp.............................................   166,639  13,297,792
    Freeport-McMoRan, Inc................................ 2,130,857  24,803,175
    Friedman Industries, Inc.............................    15,398     118,719
    FutureFuel Corp......................................   102,836   1,882,927
#*  GCP Applied Technologies, Inc........................   214,960   5,416,992
    Gold Resource Corp...................................   189,752     851,986
#   Graphic Packaging Holding Co......................... 1,350,826  16,304,470
    Greif, Inc., Class A.................................    93,624   3,651,336
    Greif, Inc., Class B.................................    32,948   1,487,602
    Hawkins, Inc.........................................    34,406   1,427,505
    Haynes International, Inc............................    42,412   1,391,114
#   HB Fuller Co.........................................   142,476   7,036,890
#   Hecla Mining Co...................................... 1,598,919   4,317,081
    Huntsman Corp........................................   910,760  20,009,397
*   Ingevity Corp........................................   109,360  10,287,495
    Innophos Holdings, Inc...............................    63,187   1,889,291
    Innospec, Inc........................................    68,123   4,787,003
#   International Flavors & Fragrances, Inc..............    79,776  11,310,641
    International Paper Co...............................   653,834  31,011,347
*   Intrepid Potash, Inc.................................   409,991   1,275,072
    Kaiser Aluminum Corp.................................    34,717   3,484,545
*   Koppers Holdings, Inc................................    77,292   1,761,485
*   Kraton Corp..........................................   104,650   2,951,130
#   Kronos Worldwide, Inc................................   232,276   3,059,075
    Linde P.L.C..........................................   128,035  20,870,985
    Louisiana-Pacific Corp...............................   429,941  10,481,962
#*  LSB Industries, Inc..................................   270,053   2,011,895
    LyondellBasell Industries NV, Class A................   274,707  23,891,268
#   Martin Marietta Materials, Inc.......................    65,425  11,559,289
    Materion Corp........................................    68,670   3,222,683
#   McEwen Mining, Inc...................................   271,668     491,719
#   Mercer International, Inc............................   226,459   3,344,799
    Minerals Technologies, Inc...........................   118,951   6,966,960
    Mosaic Co. (The).....................................   472,656  15,257,336
    Myers Industries, Inc................................   128,949   2,096,711

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                          ------- --------------
MATERIALS -- (Continued)
#   Neenah, Inc..........................................  66,809 $    4,654,583
#   NewMarket Corp.......................................  21,073      8,452,170
    Newmont Mining Corp.................................. 528,515     18,027,647
#   Nexa Resources SA....................................   1,300         11,518
    Northern Technologies International Corp.............   8,701        265,381
    Nucor Corp........................................... 436,494     26,730,893
    Olin Corp............................................ 567,854     13,407,033
    Olympic Steel, Inc...................................  62,619      1,206,668
*   OMNOVA Solutions, Inc................................ 129,119      1,150,450
#   Owens-Illinois, Inc.................................. 528,710     10,611,210
    Packaging Corp. of America........................... 172,992     16,316,605
    PH Glatfelter Co..................................... 104,926      1,340,954
    PolyOne Corp......................................... 268,789      8,700,700
    PPG Industries, Inc.................................. 315,867     33,305,016
*   PQ Group Holdings, Inc...............................   5,425         81,646
#   Quaker Chemical Corp.................................  38,821      7,937,342
*   Ramaco Resources, Inc................................  13,966         84,634
#   Rayonier Advanced Materials, Inc..................... 168,106      2,434,175
    Reliance Steel & Aluminum Co......................... 179,282     14,679,610
    Resolute Forest Products, Inc........................ 180,959      1,411,480
#   Royal Gold, Inc...................................... 134,592     11,759,303
    RPM International, Inc............................... 278,405     15,913,630
*   Ryerson Holding Corp.................................  91,743        644,953
    Schnitzer Steel Industries, Inc., Class A............  94,222      2,280,172
    Schweitzer-Mauduit International, Inc................ 105,394      3,378,932
#   Scotts Miracle-Gro Co. (The)......................... 127,816      9,503,120
#   Sealed Air Corp...................................... 183,201      7,236,440
#   Sensient Technologies Corp........................... 145,768      9,151,315
    Sherwin-Williams Co. (The)...........................  40,621     17,122,564
    Silgan Holdings, Inc................................. 344,912      9,526,469
    Sonoco Products Co................................... 337,188     19,415,285
    Southern Copper Corp.................................  95,652      3,215,820
    Steel Dynamics, Inc.................................. 444,738     16,272,963
    Stepan Co............................................  78,266      6,881,929
#*  Summit Materials, Inc., Class A...................... 353,998      5,402,009
*   SunCoke Energy, Inc.................................. 411,698      4,627,486
    Synalloy Corp........................................  26,423        417,483
#*  TimkenSteel Corp..................................... 158,999      2,024,057
*   Trecora Resources....................................  74,730        647,909
    Tredegar Corp........................................  75,085      1,224,636
    Trinseo SA........................................... 116,147      5,697,010
    Tronox, Ltd., Class A................................ 219,312      1,921,173
*   UFP Technologies, Inc................................  13,129        433,257
    United States Lime & Minerals, Inc...................  14,391        993,123
#   United States Steel Corp............................. 399,185      8,997,630
*   Universal Stainless & Alloy Products, Inc............  28,215        505,895
#*  US Concrete, Inc.....................................  65,137      2,318,877
#   Valvoline, Inc....................................... 313,695      6,935,796
*   Verso Corp., Class A................................. 115,051      2,838,308
    Vulcan Materials Co.................................. 152,391     15,490,545
#   Warrior Met Coal, Inc................................ 179,960      5,170,251
    Westlake Chemical Corp............................... 140,920     10,413,988
    WestRock Co.......................................... 312,889     12,737,711
    Worthington Industries, Inc.......................... 195,454      7,374,479
#   WR Grace & Co........................................ 114,071      8,100,182
                                                                  --------------
TOTAL MATERIALS..........................................          1,122,747,547
                                                                  --------------
REAL ESTATE -- (0.3%)
    Alexander & Baldwin, Inc............................. 235,372      5,422,971

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
REAL ESTATE -- (Continued)
#*  Altisource Asset Management Corp.....................   1,977 $    53,063
#*  Altisource Portfolio Solutions SA....................  27,707     656,102
#   Capital Properties, Inc., Class A....................   1,400      19,950
*   CBRE Group, Inc., Class A............................ 435,405  19,919,779
#   CKX Lands, Inc.......................................   2,161      22,691
#   Consolidated-Tomoka Land Co..........................  16,731   1,021,762
    CorePoint Lodging, Inc...............................  55,793     682,906
#*  Five Point Holdings LLC, Class A.....................   1,004       7,701
*   Forestar Group, Inc..................................  12,887     206,321
*   FRP Holdings, Inc....................................  28,103   1,425,384
    Griffin Industrial Realty, Inc.......................   9,350     314,440
    HFF, Inc., Class A................................... 167,283   6,928,862
*   Howard Hughes Corp. (The)............................  87,682   9,736,209
*   InterGroup Corp. (The)...............................     677      21,400
    Jones Lang LaSalle, Inc..............................  79,444  11,393,064
*   JW Mays, Inc.........................................   2,413      96,472
#   Kennedy-Wilson Holdings, Inc......................... 373,728   7,470,823
#*  Marcus & Millichap, Inc.............................. 132,356   5,241,298
#*  Maui Land & Pineapple Co., Inc.......................  15,573     185,942
    Newmark Group, Inc., Class A......................... 430,632   4,500,104
*   Rafael Holdings, Inc., Class B.......................  38,641     595,844
    RE/MAX Holdings, Inc., Class A.......................  62,517   2,608,209
#   Realogy Holdings Corp................................ 388,611   6,897,845
    RMR Group, Inc. (The), Class A.......................  20,014   1,321,124
#*  St Joe Co. (The)..................................... 200,987   3,127,358
*   Stratus Properties, Inc..............................  23,576     558,751
*   Tejon Ranch Co.......................................  84,748   1,594,957
*   Trinity Place Holdings, Inc..........................  70,774     293,712
                                                                  -----------
TOTAL REAL ESTATE........................................          92,325,044
                                                                  -----------
UTILITIES -- (1.9%)
    AES Corp............................................. 592,683   9,714,074
    ALLETE, Inc..........................................  82,624   6,357,091
    Alliant Energy Corp.................................. 111,873   4,974,992
    Ameren Corp.......................................... 102,216   7,087,657
    American Electric Power Co., Inc..................... 100,016   7,913,266
    American States Water Co.............................  75,136   5,088,210
    American Water Works Co., Inc........................  75,645   7,236,957
#   Aqua America, Inc.................................... 177,503   6,221,480
    Artesian Resources Corp., Class A....................  19,448     688,265
    Atlantica Yield PLC.................................. 253,558   4,561,508
    Atmos Energy Corp....................................  77,651   7,581,067
    Avangrid, Inc........................................  62,463   3,115,030
#   Avista Corp.......................................... 114,514   4,792,411
#   Black Hills Corp..................................... 122,951   8,347,143
    California Water Service Group....................... 118,596   5,872,874
    CenterPoint Energy, Inc.............................. 209,920   6,490,726
    Chesapeake Utilities Corp............................  42,078   3,811,004
#   Clearway Energy, Inc., Class A.......................  67,535     992,764
    Clearway Energy, Inc., Class C....................... 141,181   2,130,421
    CMS Energy Corp...................................... 118,673   6,187,610
    Connecticut Water Service, Inc.......................  30,709   2,083,299
    Consolidated Edison, Inc............................. 136,172  10,573,756
    Consolidated Water Co., Ltd..........................  38,226     498,849
    Dominion Energy, Inc................................. 158,444  11,129,107
    DTE Energy Co........................................  76,609   9,020,710
    Duke Energy Corp..................................... 147,905  12,983,101
    Edison International................................. 136,465   7,774,411
    El Paso Electric Co..................................  93,312   4,900,746

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                           ------- ---------------
UTILITIES -- (Continued)
     Entergy Corp.........................................  82,894 $     7,393,316
     Evergy, Inc.......................................... 239,854      13,748,431
     Eversource Energy.................................... 134,035       9,303,369
     Exelon Corp.......................................... 207,460       9,908,290
#    FirstEnergy Corp..................................... 215,633       8,452,814
#    Genie Energy, Ltd., Class B..........................  61,685         519,388
     Hawaiian Electric Industries, Inc.................... 114,384       4,253,941
     IDACORP, Inc.........................................  68,779       6,705,952
#    MDU Resources Group, Inc............................. 361,874       9,303,781
     MGE Energy, Inc......................................  81,987       5,272,584
     Middlesex Water Co...................................  40,961       2,302,008
#    National Fuel Gas Co.................................  93,204       5,340,589
     New Jersey Resources Corp............................ 164,458       7,976,213
     NextEra Energy, Inc.................................. 101,325      18,135,148
#    NiSource, Inc........................................ 255,334       6,965,512
#    Northwest Natural Holding Co.........................  72,603       4,544,948
     NorthWestern Corp.................................... 114,232       7,300,567
     NRG Energy, Inc...................................... 787,439      32,214,129
#    OGE Energy Corp...................................... 192,429       7,879,968
     ONE Gas, Inc.........................................  84,597       6,949,644
#    Ormat Technologies, Inc.............................. 136,968       7,904,423
     Otter Tail Corp...................................... 101,455       4,915,495
#    Pattern Energy Group, Inc., Class A.................. 217,626       4,631,081
*    PG&E Corp............................................ 145,346       1,889,498
     Pinnacle West Capital Corp........................... 101,396       8,935,016
     PNM Resources, Inc................................... 181,649       7,736,431
     Portland General Electric Co......................... 146,521       7,079,895
     PPL Corp............................................. 300,129       9,400,040
     Public Service Enterprise Group, Inc................. 126,103       6,878,919
*    Pure Cycle Corp......................................  50,834         516,982
     RGC Resources, Inc...................................  16,414         461,726
     Sempra Energy........................................  59,184       6,923,344
     SJW Group............................................  48,421       2,902,839
#    South Jersey Industries, Inc......................... 186,943       5,567,163
     Southern Co. (The)................................... 205,691       9,996,583
     Southwest Gas Holdings, Inc..........................  73,783       5,778,685
#    Spark Energy, Inc., Class A..........................  15,216         126,293
     Spire, Inc...........................................  71,074       5,641,143
#    TerraForm Power, Inc., Class A.......................  11,414         135,598
     UGI Corp............................................. 233,356      13,308,293
     Unitil Corp..........................................  38,801       2,035,500
     Vectren Corp.........................................  89,763       6,497,046
*    Vistra Energy Corp................................... 774,449      19,446,414
#    WEC Energy Group, Inc................................ 132,037       9,642,662
     Xcel Energy, Inc..................................... 187,613       9,823,417
     York Water Co. (The).................................  31,798       1,046,154
                                                                   ---------------
TOTAL UTILITIES...........................................             501,819,761
                                                                   ---------------
TOTAL COMMON STOCKS.......................................          24,962,097,470
                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
*>>  Media General, Inc. Contingent Value Rights..........  96,518           7,557
                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
     GCI Liberty, Inc.....................................  24,077         589,405
                                                                   ---------------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES        VALUE+
                                                            ----------- ---------------
ENERGY -- (0.0%)
*>>   Enron TOPRS Escrow Shares............................       1,977 $             0
                                                                        ---------------
      TOTAL PREFERRED STOCKS...............................                     589,405
                                                                        ---------------
      TOTAL INVESTMENT SECURITIES..........................              24,962,694,432
                                                                        ---------------
      TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money
        Market Fund 2.320%                                  214,275,939     214,275,939
                                                                        ---------------
      SECURITIES LENDING COLLATERAL -- (6.2%)
@(S)  DFA Short Term Investment Fund                        144,631,889   1,673,535,583
                                                                        ---------------
      TOTAL INVESTMENTS -- (100.0%)
      (Cost $19,080,817,154)^^                                          $26,850,505,954
                                                                        ===============

As of January 31, 2019, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                    --------- ---------- ------------ ------------ --------------
Long Position Contracts:
S&P 500(R) Emini Index........  1,525     03/15/19  $197,528,636 $206,218,125   $8,689,489
                                                    ------------ ------------   ----------
Total Futures Contracts.......                      $197,528,636 $206,218,125   $8,689,489
                                                    ============ ============   ==========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1          LEVEL 2     LEVEL 3      TOTAL
                                    ---------------   -------------- ------- ---------------
Common Stocks
  Communication Services........... $ 1,973,816,290               --   --    $ 1,973,816,290
  Consumer Discretionary...........   3,060,136,062   $          516   --      3,060,136,578
  Consumer Staples.................   1,462,911,533               --   --      1,462,911,533
  Energy...........................   1,542,716,986               --   --      1,542,716,986
  Financials.......................   4,301,436,922           23,481   --      4,301,460,403
  Health Care......................   2,982,023,906               --   --      2,982,023,906
  Industrials......................   3,556,151,456          155,000   --      3,556,306,456
  Information Technology...........   4,365,815,766           17,200   --      4,365,832,966
  Materials........................   1,122,607,724          139,823   --      1,122,747,547
  Real Estate......................      92,325,044               --   --         92,325,044
  Utilities........................     501,819,761               --   --        501,819,761
Preferred Stocks
  Communication Services...........         589,405               --   --            589,405
Rights/Warrants
  Consumer Discretionary...........              --            7,557   --              7,557
Temporary Cash Investments.........     214,275,939               --   --        214,275,939
Securities Lending Collateral......              --    1,673,535,583   --      1,673,535,583
Futures Contracts**................       8,689,489               --   --          8,689,489
                                    ---------------   --------------   --    ---------------
TOTAL.............................. $25,185,316,283   $1,673,879,160   --    $26,859,195,443
                                    ===============   ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                         U.S. VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (90.8%)
COMMUNICATION SERVICES -- (6.0%)
    A.H. Belo Corp., Class A.............................    29,006 $   117,184
    Activision Blizzard, Inc.............................    35,792   1,690,814
*   Alaska Communications Systems Group, Inc.............    68,897     127,459
*   Alphabet, Inc., Class A..............................    10,540  11,866,881
*   Alphabet, Inc., Class C..............................    11,067  12,354,867
#   Altice USA, Inc., Class A............................    60,421   1,186,668
#   AMC Entertainment Holdings, Inc., Class A............    75,520   1,106,368
#*  AMC Networks, Inc., Class A..........................     8,142     512,458
#*  ANGI Homeservices, Inc., Class A.....................    15,392     261,664
    AT&T, Inc............................................ 1,539,467  46,276,378
    ATN International, Inc...............................    28,678   2,138,805
#*  AutoWeb, Inc.........................................     7,435      25,130
*   Ballantyne Strong, Inc...............................    17,594      24,633
    Beasley Broadcast Group, Inc., Class A...............     6,460      29,199
*   Boingo Wireless, Inc.................................    49,673   1,198,113
    Cable One, Inc.......................................     1,882   1,664,328
#*  Care.com, Inc........................................     3,394      80,675
#*  Cars.com, Inc........................................   128,309   3,504,119
    CBS Corp., Class A...................................     2,148     106,885
    CBS Corp., Class B...................................    27,010   1,335,915
#*  Central European Media Enterprises, Ltd., Class A....    29,651      89,250
#   CenturyLink, Inc.....................................   433,799   6,645,801
*   Charter Communications, Inc., Class A................    30,288  10,026,842
#*  Cincinnati Bell, Inc.................................    27,553     229,792
#   Cinemark Holdings, Inc...............................    66,368   2,715,779
*   Clear Channel Outdoor Holdings, Inc., Class A........    16,585      92,378
    Cogent Communications Holdings, Inc..................    22,981   1,113,429
    Comcast Corp., Class A...............................   487,867  17,841,296
#*  comScore, Inc........................................    36,956     727,664
#   Consolidated Communications Holdings, Inc............   120,356   1,285,402
#*  Daily Journal Corp...................................       563     124,485
*   DHI Group, Inc.......................................    88,204     172,880
#*  Discovery, Inc., Class A.............................    33,491     950,475
*   Discovery, Inc., Class B.............................     1,000      33,245
*   Discovery, Inc., Class C.............................    43,666   1,163,699
*   DISH Network Corp., Class A..........................    66,820   2,049,369
    Emerald Expositions Events, Inc......................    30,391     431,552
*   Emmis Communications Corp., Class A..................     5,270      20,658
#   Entercom Communications Corp., Class A...............   159,855   1,171,737
    Entravision Communications Corp., Class A............   104,681     412,443
    EW Scripps Co. (The), Class A........................   110,320   2,071,810
*   Facebook, Inc., Class A..............................    24,508   4,085,239
#   Frontier Communications Corp.........................    38,959      77,918
#   Gannett Co., Inc.....................................   314,811   3,491,254
#*  GCI Liberty, Inc., Class A...........................    97,564   4,966,008
*   Glu Mobile, Inc......................................   148,793   1,449,244
#*  Gray Television, Inc.................................   150,454   2,514,086
*   Gray Television, Inc., Class A.......................     2,300      35,190
*   Harte-Hanks, Inc.....................................     9,814      30,914
*   Hemisphere Media Group, Inc..........................    17,432     231,148
*   IAC/InterActiveCorp..................................     9,305   1,965,960
    IDT Corp., Class B...................................    76,699     550,699
*   IMAX Corp............................................    91,888   1,908,514
*   Insignia Systems, Inc................................     7,000       8,190

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
COMMUNICATION SERVICES -- (Continued)
#*  Intelsat SA..........................................  26,319 $  640,341
    Interpublic Group of Cos., Inc. (The)................  67,088  1,526,252
#*  Iridium Communications, Inc.......................... 116,034  2,248,739
    John Wiley & Sons, Inc., Class A.....................  38,080  1,971,782
    John Wiley & Sons, Inc., Class B.....................   2,087    107,585
*   Liberty Broadband Corp...............................     234     18,767
#*  Liberty Broadband Corp., Class A.....................   7,570    641,709
*   Liberty Broadband Corp., Class C.....................  46,947  3,991,434
*   Liberty Latin America, Ltd., Class A.................   6,322    110,224
*   Liberty Latin America, Ltd., Class C.................   2,000     34,960
#*  Liberty Media Corp.-Liberty Braves, Class A..........   3,850    104,489
*   Liberty Media Corp.-Liberty Braves, Class B..........      93      2,692
#*  Liberty Media Corp.-Liberty Braves, Class C..........   8,071    217,594
#*  Liberty Media Corp.-Liberty Formula One, Class A.....  14,396    440,518
#*  Liberty Media Corp.-Liberty Formula One, Class C.....  50,079  1,570,978
*   Liberty Media Corp.-Liberty SiriusXM, Class A........  38,509  1,531,888
*   Liberty Media Corp.-Liberty SiriusXM, Class B........     936     38,062
*   Liberty Media Corp.-Liberty SiriusXM, Class C........  80,719  3,225,531
*   Liberty TripAdvisor Holdings, Inc., Class A.......... 199,740  3,327,668
*   Liberty TripAdvisor Holdings, Inc., Class B..........     436      7,536
#   Lions Gate Entertainment Corp., Class A..............  47,462    871,877
    Lions Gate Entertainment Corp., Class B..............  29,503    517,188
#*  Live Nation Entertainment, Inc.......................  47,277  2,529,792
*   Madison Square Garden Co. (The), Class A.............  22,874  6,356,685
    Marchex, Inc., Class B...............................  61,549    246,196
    Marcus Corp. (The)...................................  27,011  1,203,880
#*  McClatchy Co. (The), Class A.........................  10,395     60,811
*   Meet Group, Inc. (The)...............................  90,390    522,454
#   Meredith Corp........................................  62,591  3,396,814
*   MSG Networks, Inc., Class A..........................  34,736    778,086
    National CineMedia, Inc..............................  29,421    203,299
#   New Media Investment Group, Inc......................  66,390    907,551
#   New York Times Co. (The), Class A.................... 139,257  3,580,298
    News Corp., Class A.................................. 209,274  2,684,985
    News Corp., Class B..................................  65,934    852,527
#   Nexstar Media Group, Inc., Class A...................  74,085  6,183,875
#   Omnicom Group, Inc...................................  20,779  1,618,269
#*  ORBCOMM, Inc.........................................  96,120    782,417
*   pdvWireless, Inc.....................................   3,737    150,751
#*  QuinStreet, Inc......................................  53,347  1,015,727
*   Reading International, Inc., Class A.................  30,798    486,608
*   Rosetta Stone, Inc...................................  23,564    357,230
    Salem Media Group, Inc...............................  45,744    128,541
    Scholastic Corp......................................  52,747  2,199,022
    Shenandoah Telecommunications Co.....................  92,702  4,415,396
    Sinclair Broadcast Group, Inc., Class A.............. 123,400  3,801,954
#   Sirius XM Holdings, Inc.............................. 124,278    724,541
#*  Snap, Inc., Class A..................................  15,282    102,084
    Spok Holdings, Inc...................................  43,774    605,832
#*  Sprint Corp.......................................... 293,495  1,831,409
*   Take-Two Interactive Software, Inc...................  16,882  1,781,895
*   TechTarget, Inc......................................  21,822    316,419
    TEGNA, Inc........................................... 393,842  4,623,705
    Telephone & Data Systems, Inc........................ 179,880  6,515,254
*   T-Mobile US, Inc.....................................  55,466  3,861,543
    Townsquare Media, Inc., Class A......................  18,419    112,908
#*  Travelzoo............................................  15,049    185,103
    Tribune Media Co., Class A...........................  21,486    986,422
*   Tribune Publishing Co................................  13,672    163,654

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
COMMUNICATION SERVICES -- (Continued)
#*  TripAdvisor, Inc.....................................    14,450 $    829,141
#*  TrueCar Inc..........................................    80,361      753,786
    Twenty-First Century Fox, Inc., Class A..............    85,500    4,216,005
    Twenty-First Century Fox, Inc., Class B..............    23,700    1,162,722
*   Twitter, Inc.........................................    30,984    1,039,823
*   United States Cellular Corp..........................    33,645    1,937,279
#*  Urban One, Inc.......................................    64,777      132,793
    Verizon Communications, Inc..........................   270,126   14,873,138
#   Viacom, Inc., Class A................................     2,734       93,749
    Viacom, Inc., Class B................................    77,712    2,286,287
*   Vonage Holdings Corp.................................   263,850    2,403,674
    Walt Disney Co. (The)................................   118,253   13,187,575
#   World Wrestling Entertainment, Inc., Class A.........     3,900      321,126
#*  Yelp, Inc............................................    25,948      945,026
*   Zayo Group Holdings, Inc.............................    18,594      510,405
*   Zedge, Inc., Class B.................................    12,737       26,238
#*  Zillow Group, Inc., Class A..........................     7,253      252,477
#*  Zillow Group, Inc., Class C..........................    12,236      429,361
*   Zynga, Inc., Class A................................. 1,078,919    4,833,557
                                                                    ------------
TOTAL COMMUNICATION SERVICES.............................            295,948,806
                                                                    ------------
CONSUMER DISCRETIONARY -- (10.3%)
*   1-800-Flowers.com, Inc., Class A.....................    70,712    1,127,856
    Aaron's, Inc.........................................   122,424    6,128,545
#   Abercrombie & Fitch Co., Class A.....................   133,183    2,886,076
#   Acushnet Holdings Corp...............................    79,651    1,831,176
#   Adient P.L.C.........................................     7,055      139,266
*   Adtalem Global Education, Inc........................    75,529    3,693,368
    Advance Auto Parts, Inc..............................     6,742    1,073,326
    AMCON Distributing Co................................       438       41,187
*   American Axle & Manufacturing Holdings, Inc..........   204,388    3,020,855
    American Eagle Outfitters, Inc.......................   302,393    6,386,540
*   American Outdoor Brands Corp.........................    79,054      954,182
*   American Public Education, Inc.......................    29,266      865,981
*   America's Car-Mart, Inc..............................    15,372    1,075,425
    Aramark..............................................    71,861    2,367,820
    Ark Restaurants Corp.................................     3,403       62,956
#*  Asbury Automotive Group, Inc.........................    39,119    2,763,757
#*  Ascena Retail Group, Inc.............................   325,180      796,691
#*  Ascent Capital Group, Inc., Class A..................    14,364        7,469
#*  At Home Group, Inc...................................    68,594    1,511,812
#   Autoliv, Inc.........................................    15,697    1,253,405
#*  AutoNation, Inc......................................    70,748    2,741,485
*   Barnes & Noble Education, Inc........................    74,881      428,319
#   Barnes & Noble, Inc..................................   132,361      798,137
    Bassett Furniture Industries, Inc....................    11,687      222,871
    BBX Capital Corp.....................................    69,433      428,402
#*  Beazer Homes USA, Inc................................    47,468      594,774
#   Bed Bath & Beyond, Inc...............................   196,138    2,959,722
*   Belmond, Ltd., Class A...............................   198,448    4,945,324
    Best Buy Co., Inc....................................    50,959    3,018,811
#   Big 5 Sporting Goods Corp............................   107,230      368,871
#   Big Lots, Inc........................................    85,138    2,685,253
*   Biglari Holdings, Inc., Class A......................       269      174,853
*   Biglari Holdings, Inc., Class B......................     2,695      352,829
#   BJ's Restaurants, Inc................................    41,898    2,087,777
    Bloomin' Brands, Inc.................................    77,475    1,427,864
#*  Boot Barn Holdings, Inc..............................    47,452    1,111,800
    BorgWarner, Inc......................................    76,289    3,120,220

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
    Bowl America, Inc., Class A..........................   2,839 $   44,856
#   Boyd Gaming Corp.....................................  57,508  1,571,119
*   Bridgepoint Education, Inc...........................  59,551    484,150
*   Bright Horizons Family Solutions, Inc................  16,294  1,886,682
#   Brinker International, Inc...........................  12,255    496,573
    Brunswick Corp.......................................  61,906  3,115,110
    Buckle, Inc. (The)...................................   9,525    165,449
*   Build-A-Bear Workshop, Inc...........................  34,916    165,153
*   Burlington Stores, Inc...............................   8,429  1,447,344
    Caleres, Inc.........................................  72,972  2,177,484
    Callaway Golf Co..................................... 159,564  2,599,298
    Capri Holdings, Ltd..................................  20,016    850,280
*   Career Education Corp................................ 140,863  1,818,541
#*  CarMax, Inc..........................................  26,562  1,561,314
    Carnival Corp........................................  45,997  2,648,507
    Carriage Services, Inc...............................  35,253    685,671
*   Carrols Restaurant Group, Inc........................  69,724    601,718
#   Carter's, Inc........................................  14,934  1,238,029
#*  Carvana Co...........................................   2,289     85,036
    Cato Corp. (The), Class A............................  38,602    573,240
*   Cavco Industries, Inc................................  10,565  1,756,854
*   Century Casinos, Inc.................................   4,432     33,993
*   Century Communities, Inc.............................  43,469  1,019,783
#   Cheesecake Factory, Inc. (The).......................  79,288  3,558,445
#*  Chegg, Inc...........................................   7,692    270,912
#   Chico's FAS, Inc..................................... 296,793  1,721,399
#   Children's Place, Inc. (The).........................  25,089  2,427,612
*   Chipotle Mexican Grill, Inc..........................   1,644    870,679
#   Choice Hotels International, Inc.....................   8,184    647,845
#   Churchill Downs, Inc.................................   2,565    235,929
*   Chuy's Holdings, Inc.................................  25,347    575,884
    Citi Trends, Inc.....................................  29,124    596,751
    Clarus Corp..........................................  42,250    472,778
    Collectors Universe, Inc.............................   4,977     67,090
    Columbia Sportswear Co...............................  32,436  2,892,967
#*  Conn's, Inc..........................................  35,937    752,521
#*  Container Store Group, Inc. (The)....................   9,288     66,502
#   Cooper Tire & Rubber Co.............................. 156,430  5,506,336
*   Cooper-Standard Holdings, Inc........................  32,657  2,496,954
    Core-Mark Holding Co., Inc...........................  62,782  1,750,362
#   Cracker Barrel Old Country Store, Inc................   8,139  1,361,492
#*  Crocs, Inc........................................... 104,577  3,003,451
    Crown Crafts, Inc....................................   2,196     12,737
    CSS Industries, Inc..................................   2,096     18,298
    Culp, Inc............................................  23,483    448,525
    Dana, Inc............................................ 142,450  2,509,969
    Darden Restaurants, Inc..............................  24,521  2,572,989
#   Dave & Buster's Entertainment, Inc...................  40,741  2,096,124
#*  DavidsTea, Inc.......................................  12,635     20,848
*   Deckers Outdoor Corp.................................  48,040  6,170,738
#*  Del Frisco's Restaurant Group, Inc...................  47,221    373,990
*   Del Taco Restaurants, Inc............................ 115,224  1,197,177
*   Delta Apparel, Inc...................................  12,387    291,714
*   Denny's Corp.........................................  29,926    529,391
#*  Destination Maternity Corp...........................  10,822     32,250
#*  Destination XL Group, Inc............................  74,081    191,129
#   Dick's Sporting Goods, Inc...........................  88,398  3,121,333
#   Dillard's, Inc., Class A.............................  48,914  3,266,966
#   Dine Brands Global, Inc..............................  18,422  1,405,046

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*   Dixie Group, Inc. (The)..............................   9,314 $     8,196
    Dollar General Corp..................................  25,382   2,929,844
*   Dollar Tree, Inc.....................................  32,168   3,114,827
#   Domino's Pizza, Inc..................................   7,400   2,099,602
#*  Dorman Products, Inc.................................  50,202   4,314,862
    DR Horton, Inc....................................... 132,554   5,096,701
*   Drive Shack, Inc.....................................  76,782     323,252
    DSW, Inc., Class A................................... 124,914   3,403,906
#   Dunkin' Brands Group, Inc............................  17,333   1,185,404
*   eBay, Inc............................................  38,237   1,286,675
#   Educational Development Corp.........................   6,574      51,935
*   El Pollo Loco Holdings, Inc..........................  38,751     639,004
#*  Eldorado Resorts, Inc................................  28,545   1,330,768
*   Emerson Radio Corp...................................  22,180      32,272
    Escalade, Inc........................................  19,402     216,526
    Ethan Allen Interiors, Inc...........................  97,922   1,858,560
#*  Etsy, Inc............................................   4,577     250,133
    Expedia Group, Inc...................................  12,977   1,547,507
#*  Express, Inc......................................... 221,909   1,176,118
    Extended Stay America, Inc........................... 132,740   2,269,854
#*  Famous Dave's of America, Inc........................   8,136      37,426
*   Fiesta Restaurant Group, Inc.........................  41,518     616,957
*   Five Below, Inc......................................  17,117   2,117,886
    Flanigan's Enterprises, Inc..........................     300       7,040
    Flexsteel Industries, Inc............................   9,611     239,987
#*  Floor & Decor Holdings, Inc., Class A................   4,580     157,048
    Foot Locker, Inc.....................................  59,843   3,344,625
    Ford Motor Co........................................ 819,606   7,212,533
#*  Fossil Group, Inc....................................  59,051   1,001,505
*   Fox Factory Holding Corp.............................  32,010   1,899,153
#*  Fred's, Inc., Class A................................  62,018     172,410
*   frontdoor, Inc.......................................  17,385     516,682
*   FTD Cos., Inc........................................  39,406     101,273
*   Full House Resorts, Inc..............................  19,188      44,132
#*  Gaia, Inc............................................   6,225      73,206
#   GameStop Corp., Class A.............................. 150,606   1,707,872
    Gaming Partners International Corp...................     389       5,034
    Gap, Inc. (The)......................................  82,110   2,088,878
    Garmin, Ltd..........................................  22,692   1,569,833
#*  Garrett Motion, Inc..................................   2,292      36,603
    General Motors Co.................................... 390,610  15,241,602
#*  Genesco, Inc.........................................  38,025   1,717,969
    Gentex Corp.......................................... 187,260   3,966,167
#*  Gentherm, Inc........................................  58,163   2,475,417
    Genuine Parts Co.....................................  18,852   1,881,807
#*  G-III Apparel Group, Ltd.............................  90,099   3,141,752
    Goodyear Tire & Rubber Co. (The)..................... 252,995   5,360,964
    Graham Holdings Co., Class B.........................   6,006   3,993,990
*   Grand Canyon Education, Inc..........................  31,453   2,923,242
*   Green Brick Partners, Inc............................  22,902     193,751
#   Group 1 Automotive, Inc..............................  41,805   2,551,359
*   Groupon, Inc.........................................  21,376      80,588
#*  GrubHub, Inc.........................................  18,325   1,473,330
#   Guess?, Inc.......................................... 157,986   3,082,307
#   H&R Block, Inc.......................................  20,493     483,430
#*  Habit Restaurants, Inc. (The), Class A...............  22,194     226,823
    Hamilton Beach Brands Holding Co., Class A...........  19,518     510,201
#   Hanesbrands, Inc.....................................  54,785     821,227
#   Harley-Davidson, Inc.................................  78,203   2,882,563

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
#   Hasbro, Inc..........................................   9,400 $  851,264
    Haverty Furniture Cos., Inc..........................  35,647    726,129
    Haverty Furniture Cos., Inc., Class A................   1,796     36,549
*   Helen of Troy, Ltd...................................  35,537  4,123,713
#*  Hibbett Sports, Inc..................................  65,749  1,074,339
*   Hilton Grand Vacations, Inc..........................  29,631    899,005
    Hooker Furniture Corp................................  21,540    619,706
#*  Horizon Global Corp..................................  31,212     65,545
*   Houghton Mifflin Harcourt Co......................... 203,079  2,126,237
    Hyatt Hotels Corp., Class A..........................  15,524  1,085,283
#*  Installed Building Products, Inc.....................  14,863    625,881
#   International Game Technology P.L.C.................. 102,105  1,670,438
#*  iRobot Corp..........................................  18,378  1,650,161
*   J Alexander's Holdings, Inc..........................  13,620    117,132
*   J. Jill, Inc.........................................  17,269    102,751
    Jack in the Box, Inc.................................   6,082    492,338
#*  JAKKS Pacific, Inc...................................  74,455    139,975
#*  JC Penney Co., Inc................................... 120,700    159,324
    Johnson Outdoors, Inc., Class A......................  15,583    976,275
*   K12, Inc.............................................  76,964  2,425,136
    KB Home..............................................  83,390  1,785,380
*   Kirkland's, Inc......................................  43,141    440,901
    Kohl's Corp.......................................... 101,028  6,939,613
#*  Kona Grill, Inc......................................  33,199     36,519
*   Koss Corp............................................   4,404      8,412
#   L Brands, Inc........................................  12,378    344,604
*   Lakeland Industries, Inc.............................   7,500     83,850
#*  Lands' End, Inc......................................   3,571     63,921
*   Laureate Education, Inc., Class A....................  17,722    283,552
    La-Z-Boy, Inc........................................  76,119  2,254,645
#   LCI Industries.......................................  33,919  2,796,282
*   Leaf Group, Ltd......................................  39,808    305,725
    Lear Corp............................................  18,306  2,817,843
#   Leggett & Platt, Inc.................................  29,330  1,201,357
    Lennar Corp., Class A................................ 163,147  7,736,431
    Lennar Corp., Class B................................  10,683    407,236
#   Libbey, Inc..........................................  47,045    236,166
*   Liberty Expedia Holdings, Inc., Class A..............  57,415  2,353,441
    Liberty Tax, Inc.....................................   4,949     58,943
    Lifetime Brands, Inc.................................  21,546    209,643
*   Lincoln Educational Services Corp....................  12,212     34,682
*   Lindblad Expeditions Holdings, Inc...................   5,561     68,345
*   Liquidity Services, Inc..............................  47,322    396,085
#   Lithia Motors, Inc., Class A.........................  40,814  3,630,405
*   LKQ Corp.............................................  78,492  2,058,060
*   Luby's, Inc.......................................... 152,905    229,358
*   Lululemon Athletica, Inc.............................  10,200  1,507,662
*   M/I Homes, Inc.......................................  42,211  1,118,169
    Macy's, Inc.......................................... 196,075  5,156,772
*   Malibu Boats, Inc., Class A..........................  20,083    814,366
    Marine Products Corp.................................  15,913    225,965
#*  MarineMax, Inc.......................................  52,012    924,773
    Marriott Vacations Worldwide Corp....................  56,552  5,007,114
*   MasterCraft Boat Holdings, Inc.......................   9,015    196,797
#*  Mattel, Inc..........................................  35,692    422,593
    McDonald's Corp......................................   2,590    463,040
    MDC Holdings, Inc.................................... 104,839  3,452,348
*   Meritage Homes Corp..................................  87,210  3,931,427
    MGM Resorts International............................ 143,547  4,226,024

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
#*  Michaels Cos., Inc. (The)............................  20,089 $  278,434
*   Modine Manufacturing Co..............................  79,875  1,168,571
*   Mohawk Industries, Inc...............................  13,679  1,761,718
#*  Monarch Casino & Resort, Inc.........................   5,624    243,182
#   Monro, Inc...........................................  54,014  3,870,643
#*  Motorcar Parts of America, Inc.......................  37,073    741,460
    Movado Group, Inc....................................  21,143    675,519
*   Murphy USA, Inc......................................  63,703  4,685,356
    Nathan's Famous, Inc.................................   4,306    290,655
*   National Vision Holdings, Inc........................  23,374    742,358
*   Nautilus, Inc........................................  52,009    390,588
*   New Home Co., Inc. (The).............................   5,000     34,600
#   Newell Brands, Inc...................................  28,288    599,988
    Nobility Homes, Inc..................................   1,284     26,996
#   Nordstrom, Inc.......................................  17,604    817,002
*   Norwegian Cruise Line Holdings, Ltd..................  82,298  4,232,586
    Nutrisystem, Inc.....................................  19,976    867,158
*   NVR, Inc.............................................     830  2,207,800
    Office Depot, Inc.................................... 850,276  2,508,314
#*  Ollie's Bargain Outlet Holdings, Inc.................  33,089  2,586,567
#*  Overstock.com, Inc...................................  23,445    406,771
    Oxford Industries, Inc...............................  27,032  2,070,111
    P&F Industries, Inc., Class A........................   2,014     15,548
#   Papa John's International, Inc.......................   7,165    303,008
#*  Papa Murphy's Holdings, Inc..........................   7,233     33,344
#*  Party City Holdco, Inc...............................  29,642    327,248
    Peak Resorts, Inc....................................   5,963     27,191
#*  Penn National Gaming, Inc............................  54,526  1,321,710
#   Penske Automotive Group, Inc......................... 101,131  4,741,021
#   PetMed Express, Inc..................................  15,853    375,399
#   Pier 1 Imports, Inc.................................. 131,990    107,664
*   Planet Fitness, Inc., Class A........................  26,471  1,533,200
*   Playa Hotels & Resorts NV............................  85,570    674,292
#   Polaris Industries, Inc..............................   9,939    833,683
#   Pool Corp............................................  11,818  1,771,636
#*  Potbelly Corp........................................  35,212    305,288
    PulteGroup, Inc...................................... 216,237  6,013,551
    PVH Corp.............................................  14,781  1,612,755
*   QEP Co., Inc.........................................   1,500     36,075
#*  Quotient Technology Inc..............................  84,838    848,380
*   Qurate Retail Group, Inc. QVC Group, Class B.........     131      2,860
*   Qurate Retail, Inc................................... 120,341  2,617,417
    Ralph Lauren Corp....................................   9,892  1,148,857
    RCI Hospitality Holdings, Inc........................  20,006    446,334
*   Red Lion Hotels Corp.................................  31,299    289,516
#*  Red Robin Gourmet Burgers, Inc.......................  49,408  1,580,068
    Red Rock Resorts, Inc., Class A......................   3,000     76,140
*   Regis Corp...........................................  76,881  1,433,831
*   Rent-A-Center, Inc...................................  51,314    897,995
*   RH...................................................  10,556  1,434,244
    Rocky Brands, Inc....................................   9,423    252,631
    Royal Caribbean Cruises, Ltd.........................  19,307  2,317,805
#   RTW RetailWinds, Inc................................. 103,464    320,738
    Ruth's Hospitality Group, Inc........................  46,325  1,070,107
#*  Sally Beauty Holdings, Inc...........................  17,750    305,655
#*  Scientific Games Corp., Class A......................  24,010    601,691
#*  SeaWorld Entertainment, Inc..........................  48,406  1,260,976
#*  Sequential Brands Group, Inc.........................       1          1
    Service Corp. International..........................  46,837  2,010,244

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
#*  ServiceMaster Global Holdings, Inc...................  34,770 $1,355,682
#*  Shake Shack, Inc., Class A...........................   8,017    382,892
*   Shiloh Industries, Inc...............................  48,438    290,144
#   Shoe Carnival, Inc...................................  25,961    957,442
#*  Shutterfly, Inc......................................  50,979  2,342,995
    Shutterstock, Inc....................................  15,749    630,117
#   Signet Jewelers, Ltd................................. 100,898  2,457,875
    Six Flags Entertainment Corp.........................  16,495  1,015,927
#*  Skechers U.S.A., Inc., Class A....................... 113,986  3,097,000
    Skyline Champion Corp................................  20,844    376,443
#*  Sleep Number Corp....................................  34,062  1,226,232
#   Sonic Automotive, Inc., Class A......................  91,720  1,403,316
#*  Sotheby's............................................  58,473  2,361,724
    Speedway Motorsports, Inc............................  58,413    942,786
#*  Sportsman's Warehouse Holdings, Inc..................  12,810     65,843
#   Stage Stores, Inc....................................  95,481     90,707
#*  Stamps.com, Inc......................................   7,526  1,400,438
    Standard Motor Products, Inc.........................  38,561  1,895,659
#   Steven Madden, Ltd...................................  80,817  2,638,675
*   Stoneridge, Inc......................................  61,626  1,609,055
    Strategic Education, Inc.............................  34,401  3,763,469
    Strattec Security Corp...............................   5,659    195,236
    Sturm Ruger & Co., Inc...............................   2,451    133,530
    Superior Group of Cos, Inc...........................  22,099    392,699
#   Superior Industries International, Inc...............  71,051    365,913
*   Sypris Solutions, Inc................................  17,625     18,683
    Tailored Brands, Inc.................................  13,292    167,878
*   Tandy Leather Factory, Inc...........................  17,438     99,745
    Tapestry, Inc........................................  31,326  1,212,629
    Target Corp..........................................  52,314  3,818,922
*   Taylor Morrison Home Corp., Class A..................  98,038  1,852,918
#*  Tempur Sealy International, Inc......................  13,378    709,302
    Tenneco, Inc., Class A...............................  87,483  3,033,910
#   Texas Roadhouse, Inc.................................  39,134  2,380,913
#   Thor Industries, Inc.................................  22,804  1,484,996
#   Tiffany & Co.........................................  15,364  1,363,248
#   Tile Shop Holdings, Inc..............................  87,721    665,802
    Tilly's, Inc., Class A...............................  23,747    287,576
    Toll Brothers, Inc...................................  96,705  3,572,283
*   TopBuild Corp........................................  46,417  2,451,282
    Tower International, Inc.............................  46,720  1,359,085
*   Town Sports International Holdings, Inc..............  12,510     75,435
    Tractor Supply Co....................................  17,500  1,494,500
*   Trans World Entertainment Corp....................... 193,500    117,261
*   TravelCenters of America LLC.........................  15,681     78,719
#*  TRI Pointe Group, Inc................................ 286,724  3,856,438
#*  Tuesday Morning Corp.................................  69,307    137,228
    Tupperware Brands Corp...............................  14,894    406,159
#*  Turtle Beach Corp....................................   2,487     37,031
*   Ulta Salon Cosmetics & Fragrance, Inc................  10,973  3,203,238
#*  Under Armour, Inc., Class A..........................  16,694    346,234
#*  Under Armour, Inc., Class C..........................  23,767    450,147
*   Unifi, Inc...........................................  28,980    619,882
#   Unique Fabricating, Inc..............................   4,543     24,918
#*  Universal Electronics, Inc...........................  18,436    519,342
*   Universal Technical Institute, Inc...................  22,884     78,263
#*  Urban Outfitters, Inc................................ 199,203  6,434,257
#*  US Auto Parts Network, Inc...........................  49,154     51,612
    Vail Resorts, Inc....................................   5,219    982,529

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER DISCRETIONARY -- (Continued)
#*  Veoneer, Inc.........................................  10,674 $    318,192
*   Vera Bradley, Inc....................................  57,946      518,617
    VF Corp..............................................  13,052    1,098,587
#*  Vince Holding Corp...................................   1,700       20,366
*   Vista Outdoor, Inc...................................  93,873      936,853
#*  Visteon Corp.........................................  10,965      843,099
#*  Vitamin Shoppe, Inc..................................  82,153      379,547
*   VOXX International Corp..............................  43,628      227,302
#*  Wayfair, Inc., Class A...............................     300       32,838
#*  Weight Watchers International, Inc...................   6,975      223,200
    Wendy's Co. (The)....................................  97,555    1,689,653
    Weyco Group, Inc.....................................  11,380      305,781
    Whirlpool Corp.......................................  22,837    3,037,549
#*  William Lyon Homes, Class A..........................  41,992      556,814
#   Williams-Sonoma, Inc.................................  69,966    3,808,249
#   Wingstop, Inc........................................  12,474      818,918
    Winmark Corp.........................................   3,672      566,039
#   Winnebago Industries, Inc............................  58,248    1,665,893
    Wolverine World Wide, Inc............................ 104,514    3,585,875
    Wyndham Destinations, Inc............................  18,662      786,417
    Wyndham Hotels & Resorts, Inc........................  29,440    1,445,210
    Wynn Resorts, Ltd....................................   2,100      258,321
*   ZAGG, Inc............................................  64,087      719,056
*   Zumiez, Inc..........................................  45,269    1,150,285
                                                                  ------------
TOTAL CONSUMER DISCRETIONARY.............................          509,237,775
                                                                  ------------
CONSUMER STAPLES -- (3.6%)
#   Alico, Inc...........................................  10,214      302,334
    Andersons, Inc. (The)................................  59,819    2,096,656
    Archer-Daniels-Midland Co............................ 127,596    5,729,060
*   Avon Products, Inc...................................  75,414      176,469
#   B&G Foods, Inc....................................... 107,792    2,873,735
#*  Boston Beer Co., Inc. (The), Class A.................   5,703    1,420,959
*   Bridgford Foods Corp.................................   4,114      116,179
    Bunge, Ltd...........................................  98,526    5,425,827
#   Calavo Growers, Inc..................................  11,046      898,703
#   Cal-Maine Foods, Inc.................................  51,948    2,191,167
#   Campbell Soup Co.....................................  13,919      493,150
    Casey's General Stores, Inc..........................  17,684    2,275,577
*   CCA Industries, Inc..................................   4,700       11,092
#*  Central Garden & Pet Co..............................  20,939      821,018
*   Central Garden & Pet Co., Class A....................  59,862    2,132,284
#*  Chefs' Warehouse, Inc. (The).........................  41,680    1,338,762
    Church & Dwight Co., Inc.............................  20,030    1,294,138
#   Coca-Cola Bottling Co. Consolidated..................   8,611    1,858,254
*   Coffee Holding Co., Inc..............................   1,900       11,552
    Conagra Brands, Inc..................................  39,698      859,065
    Constellation Brands, Inc., Class A..................   9,086    1,577,875
    Constellation Brands, Inc., Class B..................   1,214      206,787
    Costco Wholesale Corp................................  12,989    2,787,829
#   Coty, Inc., Class A.................................. 119,310      925,846
*   Craft Brew Alliance, Inc.............................  29,866      491,594
*   Crimson Wine Group, Ltd..............................   7,007       58,859
*   Darling Ingredients, Inc............................. 223,101    4,745,358
    Dean Foods Co........................................ 150,183      626,263
#*  Edgewell Personal Care Co............................  93,403    3,684,748
#   Energizer Holdings, Inc..............................  10,791      511,493
*   Farmer Brothers Co...................................  26,744      657,902
#   Flowers Foods, Inc................................... 126,752    2,491,944

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER STAPLES -- (Continued)
    Fresh Del Monte Produce, Inc.........................  85,147 $ 2,723,001
    General Mills, Inc...................................  16,200     719,928
#*  Hain Celestial Group, Inc. (The).....................  17,672     323,928
#*  Herbalife Nutrition, Ltd.............................  24,490   1,462,053
#   Hormel Foods Corp....................................  45,106   1,908,886
#*  Hostess Brands, Inc.................................. 141,962   1,631,143
    Ingles Markets, Inc., Class A........................  24,913     711,017
    Ingredion, Inc.......................................  28,717   2,842,983
    Inter Parfums, Inc...................................  42,188   2,803,814
    J&J Snack Foods Corp.................................  17,267   2,665,161
    JM Smucker Co. (The).................................  32,664   3,425,800
    John B. Sanfilippo & Son, Inc........................  14,738   1,005,869
#   Kellogg Co...........................................  12,152     717,090
#   Keurig Dr Pepper, Inc................................  17,376     472,975
    Kraft Heinz Co. (The)................................  60,931   2,928,344
    Kroger Co. (The).....................................  77,932   2,207,814
    Lamb Weston Holdings, Inc............................   5,072     366,706
    Lancaster Colony Corp................................   8,895   1,414,928
*   Landec Corp..........................................  52,000     659,880
*   Lifevantage Corp.....................................   2,000      29,700
*   Lifeway Foods, Inc...................................  10,375      29,154
#   Limoneira Co.........................................  12,617     277,953
    Mannatech, Inc.......................................   2,569      48,862
    McCormick & Co., Inc.................................   1,064     131,723
#   McCormick & Co., Inc. Non-Voting.....................  11,755   1,453,388
#   Medifast, Inc........................................  19,819   2,521,770
#   MGP Ingredients, Inc.................................  23,542   1,690,080
    Molson Coors Brewing Co., Class A....................     534      36,045
    Molson Coors Brewing Co., Class B....................  99,795   6,647,345
    Mondelez International, Inc., Class A................  87,238   4,035,630
*   Monster Beverage Corp................................   7,200     412,128
#   National Beverage Corp...............................   8,382     702,747
*   Natural Alternatives International, Inc..............   8,015      89,447
#*  Natural Grocers by Vitamin Cottage, Inc..............  21,956     299,919
#   Natural Health Trends Corp...........................     995      16,308
*   Nature's Sunshine Products, Inc......................  20,833     166,664
    Nu Skin Enterprises, Inc., Class A...................  31,455   2,065,021
    Oil-Dri Corp. of America.............................   7,273     193,025
#*  Orchids Paper Products Co............................  13,352      14,020
*   Performance Food Group Co............................  57,521   1,964,917
    Philip Morris International, Inc.....................  34,225   2,625,742
*   Pilgrim's Pride Corp.................................  33,046     669,512
#*  Post Holdings, Inc...................................  67,110   6,229,150
    PriceSmart, Inc......................................  41,050   2,514,313
*   Primo Water Corp.....................................  13,032     169,807
    Procter & Gamble Co. (The)........................... 116,144  11,204,412
#*  Pyxus International, Inc.............................  13,882     225,305
#*  Revlon, Inc., Class A................................  14,164     371,097
#*  Rite Aid Corp........................................  76,309      61,299
    Rocky Mountain Chocolate Factory, Inc................   5,450      46,870
*   S&W Seed Co..........................................  14,868      34,791
#   Sanderson Farms, Inc.................................  32,665   4,021,061
    Seaboard Corp........................................     535   2,067,331
*   Seneca Foods Corp., Class A..........................  13,520     386,672
*   Seneca Foods Corp., Class B..........................   1,251      36,279
*   Simply Good Foods Co. (The)..........................  74,455   1,473,464
*   Smart & Final Stores, Inc............................  17,965     108,329
    SpartanNash Co.......................................  59,209   1,228,587
#   Spectrum Brands Holdings, Inc........................  20,819   1,163,366

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER STAPLES -- (Continued)
#*  Sprouts Farmers Market, Inc..........................  64,713 $  1,551,818
*   Tofutti Brands, Inc..................................     799        1,646
#   Tootsie Roll Industries, Inc.........................  21,692      751,628
#*  TreeHouse Foods, Inc................................. 100,369    5,857,535
    Turning Point Brands, Inc............................     539       19,086
    Tyson Foods, Inc., Class A...........................  47,445    2,937,794
#*  United Natural Foods, Inc............................  49,101      643,223
    United-Guardian, Inc.................................   1,872       37,272
    Universal Corp.......................................  44,566    2,571,458
*   US Foods Holding Corp................................  46,722    1,575,466
*   USANA Health Sciences, Inc...........................  19,931    2,333,920
    Vector Group, Ltd....................................  31,884      350,724
#*  Veru, Inc............................................  14,000       21,490
#   Village Super Market, Inc., Class A..................  10,832      291,272
    Walgreens Boots Alliance, Inc........................  95,500    6,900,830
    Walmart, Inc.........................................  76,857    7,365,206
#   WD-40 Co.............................................   7,242    1,316,234
#   Weis Markets, Inc....................................  37,487    1,818,869
                                                                  ------------
TOTAL CONSUMER STAPLES...................................          175,892,503
                                                                  ------------
ENERGY -- (6.5%)
*   Abraxas Petroleum Corp............................... 116,882      139,090
    Adams Resources & Energy, Inc........................   5,276      209,088
    Anadarko Petroleum Corp..............................  33,696    1,594,832
#*  Antero Resources Corp................................ 131,175    1,319,621
#   Apache Corp..........................................  63,128    2,071,861
*   Apergy Corp..........................................  41,031    1,379,462
*   Approach Resources, Inc..............................   1,047        1,009
#   Arch Coal, Inc., Class A.............................  42,873    3,778,397
    Archrock, Inc........................................ 167,170    1,578,085
*   Ardmore Shipping Corp................................   6,793       38,516
*   Aspen Aerogels, Inc..................................  32,024       87,105
    Baker Hughes a GE Co.................................  34,338      809,347
*   Barnwell Industries, Inc.............................   7,497       10,574
*   Basic Energy Services, Inc...........................  39,876      189,411
#*  Bonanza Creek Energy, Inc............................  26,040      600,222
#*  Bristow Group, Inc...................................  36,914      121,447
*   C&J Energy Services, Inc.............................  43,114      692,842
    Cabot Oil & Gas Corp.................................  37,044      924,248
*   Cactus, Inc., Class A................................   2,720       89,270
#*  California Resources Corp............................   4,090       82,414
#*  Callon Petroleum Co.................................. 393,544    3,203,448
#*  Carrizo Oil & Gas, Inc............................... 152,570    1,873,560
#*  Centennial Resource Development, Inc., Class A....... 111,019    1,462,120
*   Cheniere Energy, Inc.................................  10,173      667,857
#*  Chesapeake Energy Corp............................... 158,218      450,921
    Chevron Corp......................................... 211,373   24,233,914
    Cimarex Energy Co....................................  22,172    1,670,438
*   Clean Energy Fuels Corp.............................. 209,382      397,826
#*  Cloud Peak Energy, Inc............................... 299,178      111,623
*   CNX Resources Corp................................... 319,675    3,880,854
*   Concho Resources, Inc................................  64,803    7,765,992
    ConocoPhillips.......................................  79,275    5,366,125
*   CONSOL Energy, Inc...................................  34,779    1,235,698
#*  Contango Oil & Gas Co................................  30,176      114,065
*   Continental Resources, Inc...........................  19,021      878,200
#   Core Laboratories NV.................................   7,352      495,966
#   CVR Energy, Inc......................................  41,190    1,653,779
*   Dawson Geophysical Co................................  56,799      222,084

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
ENERGY -- (Continued)
    Delek US Holdings, Inc............................... 141,006 $ 4,584,105
#*  Denbury Resources, Inc............................... 756,391   1,535,474
    Devon Energy Corp....................................  39,952   1,064,721
    DHT Holdings, Inc.................................... 283,715   1,149,046
#*  Diamond Offshore Drilling, Inc....................... 182,683   1,996,725
    Diamondback Energy, Inc..............................  24,980   2,575,938
*   Dorian LPG, Ltd......................................  27,766     152,158
#*  Dril-Quip, Inc.......................................  82,555   3,090,859
*   Earthstone Energy, Inc., Class A.....................  16,216      97,782
#*  Eclipse Resources Corp............................... 137,894     158,578
#   EnLink Midstream LLC................................. 124,069   1,349,871
#   Ensco P.L.C., Class A................................ 808,355   3,556,762
    EOG Resources, Inc...................................  34,254   3,397,997
#*  EP Energy Corp., Class A.............................  38,909      26,824
#   EQT Corp.............................................  40,584     790,170
*   Equitrans Midstream Corp.............................  32,467     675,963
*   Era Group, Inc.......................................  30,538     287,668
    Evolution Petroleum Corp.............................  40,771     304,559
*   Exterran Corp........................................  52,353     908,848
#*  Extraction Oil & Gas, Inc............................ 160,165     631,050
    Exxon Mobil Corp..................................... 430,003  31,510,620
*   Forum Energy Technologies, Inc....................... 148,251     727,912
#*  Frank's International NV............................. 170,374     969,428
    GasLog, Ltd..........................................  94,603   1,696,232
*   Geospace Technologies Corp...........................  14,980     225,149
#*  Goodrich Petroleum Corp..............................  10,368     141,834
#   Green Plains, Inc....................................  75,637   1,074,802
*   Gulf Island Fabrication, Inc.........................  33,632     319,168
*   Gulfport Energy Corp................................. 219,512   1,841,706
#*  Halcon Resources Corp................................ 221,582     363,394
    Hallador Energy Co...................................   9,402      53,262
    Halliburton Co.......................................  23,703     743,326
*   Helix Energy Solutions Group, Inc.................... 236,198   1,613,232
    Helmerich & Payne, Inc...............................  52,910   2,962,431
    Hess Corp............................................ 125,819   6,794,226
*   HighPoint Resources Corp.............................  84,958     237,882
    HollyFrontier Corp................................... 182,118  10,260,528
#*  Hornbeck Offshore Services, Inc......................  42,073      55,536
#*  Independence Contract Drilling, Inc..................   2,791       9,545
#*  International Seaways, Inc...........................  25,592     463,727
#*  ION Geophysical Corp.................................  23,900     214,383
#*  Jagged Peak Energy, Inc..............................  61,946     652,291
#*  Keane Group, Inc..................................... 175,697   1,771,026
    Kinder Morgan, Inc...................................  99,829   1,806,905
*   KLX Energy Services Holdings, Inc....................  35,115     915,097
#*  Kosmos Energy, Ltd................................... 474,522   2,434,298
*   Laredo Petroleum, Inc................................ 263,384   1,000,859
*   Lonestar Resources US, Inc., Class A.................  20,810     104,050
#   Mammoth Energy Services, Inc.........................  20,838     461,145
    Marathon Oil Corp.................................... 326,661   5,157,977
    Marathon Petroleum Corp.............................. 194,392  12,880,414
#*  Matador Resources Co................................. 174,296   3,398,772
*   Matrix Service Co....................................  43,835     940,261
#*  McDermott International, Inc......................... 359,933   3,174,609
*   Midstates Petroleum Co., Inc.........................   6,550      63,404
*   Mitcham Industries, Inc..............................  31,767     126,433
    Murphy Oil Corp...................................... 203,591   5,568,214
#   Nabors Industries, Ltd............................... 288,152     852,930
    NACCO Industries, Inc., Class A......................   9,759     332,587

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
ENERGY -- (Continued)
    National Oilwell Varco, Inc.......................... 117,731 $3,470,710
*   Natural Gas Services Group, Inc......................  24,515    404,743
#*  NCS Multistage Holdings, Inc.........................   1,110      6,283
*   Newfield Exploration Co..............................  96,891  1,771,167
#*  Newpark Resources, Inc............................... 198,215  1,647,167
#*  Noble Corp. P.L.C.................................... 165,560    546,348
    Noble Energy, Inc.................................... 203,789  4,552,646
#*  Northern Oil and Gas, Inc............................  81,866    207,121
*   Oasis Petroleum, Inc................................. 401,613  2,417,710
    Occidental Petroleum Corp............................  53,313  3,560,242
*   Oceaneering International, Inc....................... 138,715  2,176,438
*   Oil States International, Inc........................  93,828  1,615,718
#   ONEOK, Inc...........................................  18,514  1,188,784
*   Pacific Ethanol, Inc.................................  45,060     57,677
    Panhandle Oil and Gas, Inc., Class A.................  27,323    437,168
*   Par Pacific Holdings, Inc............................  67,216  1,092,932
#*  Parker Drilling Co...................................   6,266      1,770
*   Parsley Energy, Inc., Class A........................  96,044  1,784,498
    Patterson-UTI Energy, Inc............................ 199,887  2,424,629
    PBF Energy, Inc., Class A............................ 188,703  6,910,304
*   PDC Energy, Inc......................................  75,812  2,469,197
    Peabody Energy Corp.................................. 139,564  4,982,435
#*  Penn Virginia Corp...................................  16,635    872,672
#*  PHI, Inc.............................................   1,053      4,212
#*  PHI, Inc. Non-Voting.................................  65,700    215,496
    Phillips 66..........................................  24,696  2,356,245
*   Pioneer Energy Services Corp......................... 278,307    411,894
    Pioneer Natural Resources Co.........................  12,002  1,708,125
*   PrimeEnergy Resources Corp...........................     800     73,600
#*  ProPetro Holding Corp................................ 118,861  1,942,189
*   QEP Resources, Inc................................... 187,774  1,552,891
*   Quintana Energy Services, Inc........................   1,700      8,228
#   Range Resources Corp................................. 149,901  1,653,408
#*  Renewable Energy Group, Inc..........................  90,120  2,604,468
*   REX American Resources Corp..........................  10,443    761,608
#*  RigNet, Inc..........................................  21,824    291,569
#*  Ring Energy, Inc.....................................  82,748    486,558
#*  Rowan Cos. P.L.C., Class A........................... 133,149  1,623,086
#   RPC, Inc.............................................  21,678    233,906
*   SandRidge Energy, Inc................................  11,543     95,691
    Schlumberger, Ltd....................................  74,956  3,313,805
#   Scorpio Tankers, Inc.................................  42,268    791,680
#*  SEACOR Holdings, Inc.................................  33,680  1,394,015
#*  SEACOR Marine Holdings, Inc..........................  35,590    471,568
#*  Select Energy Services, Inc., Class A................  47,597    404,575
#   SemGroup Corp., Class A.............................. 129,975  2,082,199
#   Ship Finance International, Ltd...................... 130,079  1,581,761
*   SilverBow Resources, Inc.............................   3,866     93,982
    SM Energy Co......................................... 147,451  2,892,989
#*  Smart Sand, Inc......................................  17,717     45,001
    Solaris Oilfield Infrastructure, Inc., Class A.......   8,431    126,802
#*  Southwestern Energy Co............................... 507,537  2,217,937
#*  SRC Energy, Inc...................................... 439,706  2,163,354
*   Superior Energy Services, Inc........................ 296,563  1,159,561
*   Talos Energy, Inc....................................  48,155    919,761
#   Targa Resources Corp.................................  67,976  2,923,648
    TechnipFMC P.L.C.....................................  99,176  2,277,081
#   Teekay Corp..........................................  37,640    132,116
#   Teekay Tankers, Ltd., Class A........................ 295,640    295,640

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
ENERGY -- (Continued)
*   TETRA Technologies, Inc.............................. 235,823 $    502,303
#*  Tidewater, Inc.......................................   1,267       27,266
#*  Transocean, Ltd...................................... 499,314    4,279,121
#*  Ultra Petroleum Corp................................. 208,706      150,268
*   Unit Corp............................................  84,167    1,343,305
#   US Silica Holdings, Inc..............................   6,355       85,665
#*  VAALCO Energy, Inc...................................   3,600        6,624
    Valero Energy Corp................................... 104,590    9,185,094
#*  W&T Offshore, Inc....................................  43,725      220,374
#*  Whiting Petroleum Corp............................... 128,505    3,679,098
*   WildHorse Resource Development Corp..................  86,929    1,475,185
    Williams Cos., Inc. (The)............................  30,408      818,887
    World Fuel Services Corp............................. 121,547    3,025,305
*   WPX Energy, Inc...................................... 412,369    5,055,644
                                                                  ------------
TOTAL ENERGY.............................................          319,419,151
                                                                  ------------
FINANCIALS -- (22.3%)
#   1st Constitution Bancorp.............................  11,570      224,689
    1st Source Corp......................................  41,442    1,881,467
    Access National Corp.................................  14,788      349,145
    ACNB Corp............................................   7,905      287,742
    Affiliated Managers Group, Inc.......................   6,745      707,888
    Aflac, Inc........................................... 101,122    4,823,519
    Alleghany Corp.......................................   7,298    4,609,125
*   Allegiance Bancshares, Inc...........................   1,651       59,304
    Allstate Corp. (The).................................  41,222    3,622,177
    Ally Financial, Inc.................................. 307,805    8,021,398
    A-Mark Precious Metals, Inc..........................   6,646       86,199
*   Ambac Financial Group, Inc...........................  47,221      893,421
    American Equity Investment Life Holding Co........... 158,798    4,973,553
    American Express Co..................................  75,579    7,761,963
    American Financial Group, Inc........................  53,436    5,097,260
    American International Group, Inc....................  72,521    3,135,083
#   American National Bankshares, Inc....................   9,865      322,388
    American National Insurance Co.......................  21,575    3,003,024
    American River Bankshares............................   1,900       25,612
    Ameriprise Financial, Inc............................  18,132    2,295,511
    Ameris Bancorp.......................................  60,511    2,296,392
    AMERISAFE, Inc.......................................  26,331    1,564,325
    AmeriServ Financial, Inc.............................  15,921       65,754
    Ames National Corp...................................  13,390      336,625
*   Arch Capital Group, Ltd.............................. 174,912    5,133,667
    Argo Group International Holdings, Ltd...............  60,182    4,016,547
    Arrow Financial Corp.................................  21,873      696,655
    Arthur J Gallagher & Co..............................  14,066    1,050,871
#   Artisan Partners Asset Management, Inc., Class A.....  20,958      488,741
    Aspen Insurance Holdings, Ltd........................ 106,184    4,431,058
    Associated Banc-Corp................................. 200,740    4,346,021
#   Associated Capital Group, Inc., Class A..............     600       25,434
    Assurant, Inc........................................  44,325    4,272,487
    Assured Guaranty, Ltd................................ 157,480    6,387,389
    Asta Funding, Inc....................................   1,515        6,454
*   Athene Holding, Ltd., Class A........................  29,218    1,253,452
    Atlantic American Corp...............................   5,179       14,242
*   Atlantic Capital Bancshares, Inc.....................  25,200      455,616
*   Atlanticus Holdings Corp.............................  19,831       74,565
*   Atlas Financial Holdings, Inc........................   5,461       48,548
#   Auburn National Bancorporation, Inc..................   2,722       88,628
    Axis Capital Holdings, Ltd...........................  79,742    4,270,184

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
#*  Axos Financial, Inc..................................  98,136 $ 2,979,409
#   Banc of California, Inc..............................  63,815     930,423
    BancFirst Corp.......................................  43,213   2,319,674
#*  Bancorp of New Jersey, Inc...........................   4,827      64,827
*   Bancorp, Inc. (The)..................................  89,555     759,426
    BancorpSouth Bank.................................... 135,396   3,950,855
    Bank of America Corp................................. 851,074  24,230,077
    Bank of Commerce Holdings............................  11,986     128,130
#   Bank of Hawaii Corp..................................  35,363   2,734,621
    Bank of Marin Bancorp................................   9,232     387,190
    Bank of New York Mellon Corp. (The).................. 105,745   5,532,578
    Bank of NT Butterfield & Son, Ltd. (The).............  84,854   2,974,133
    Bank of South Carolina Corp..........................   3,898      72,347
#   Bank OZK.............................................  52,678   1,598,251
    BankFinancial Corp...................................  35,242     528,630
    BankUnited, Inc...................................... 112,600   3,807,006
#   Bankwell Financial Group, Inc........................   3,662     105,832
    Banner Corp..........................................  55,096   3,004,936
    Bar Harbor Bankshares................................  14,642     350,383
*   Baycom Corp..........................................   5,000     108,000
    BB&T Corp............................................  90,953   4,438,506
    BCB Bancorp, Inc.....................................  10,545     123,798
    Beneficial Bancorp, Inc.............................. 123,057   1,918,459
*   Berkshire Bancorp, Inc...............................   2,025      26,690
*   Berkshire Hathaway, Inc., Class B.................... 115,239  23,686,224
    Berkshire Hills Bancorp, Inc.........................  79,236   2,159,181
#   BGC Partners, Inc., Class A.......................... 127,988     792,246
    BlackRock, Inc.......................................   6,183   2,566,440
*   Blucora, Inc.........................................  51,074   1,507,194
    Blue Capital Reinsurance Holdings, Ltd...............   6,568      44,859
    Blue Hills Bancorp, Inc..............................   4,202      99,335
    BOK Financial Corp...................................  67,149   5,580,753
    Boston Private Financial Holdings, Inc............... 156,144   1,811,270
    Bridge Bancorp, Inc..................................  12,760     392,880
*   Brighthouse Financial, Inc...........................  15,892     593,407
    BrightSphere Investment Group P.L.C..................  14,856     183,769
    Brookline Bancorp, Inc............................... 141,722   2,107,406
    Brown & Brown, Inc...................................  71,878   1,952,206
    Bryn Mawr Bank Corp..................................  33,722   1,247,377
*   BSB Bancorp, Inc.....................................   4,441     143,267
    C&F Financial Corp...................................   4,203     210,066
    Cadence BanCorp...................................... 175,953   3,299,119
    California First National Bancorp....................   6,388      97,449
    Cambridge Bancorp....................................   2,984     227,082
    Camden National Corp.................................  23,734     961,702
*   Cannae Holdings, Inc................................. 110,610   2,139,197
    Capital City Bank Group, Inc.........................  23,672     568,128
    Capital One Financial Corp...........................  70,527   5,683,771
#   Capitol Federal Financial, Inc....................... 263,225   3,387,706
#   Capstar Financial Holdings, Inc......................   2,201      35,106
    Carolina Financial Corp..............................  28,919   1,001,176
    Cathay General Bancorp...............................  99,933   3,709,513
    Cboe Global Markets, Inc.............................  12,636   1,178,560
#   CBTX, Inc............................................   8,514     274,576
    CenterState Banks Corp............................... 135,770   3,367,096
    Central Pacific Financial Corp.......................  40,073   1,147,290
    Central Valley Community Bancorp.....................     800      15,816
    Century Bancorp, Inc., Class A.......................   6,365     494,115
    Charles Schwab Corp. (The)...........................  31,812   1,487,847

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    Chemical Financial Corp..............................  74,929 $ 3,331,343
    Chemung Financial Corp...............................   3,608     151,247
    Chubb, Ltd...........................................  31,930   4,248,286
#   Cincinnati Financial Corp............................  74,578   6,049,767
    CIT Group, Inc.......................................  91,315   4,217,840
    Citigroup, Inc....................................... 293,455  18,916,109
    Citizens & Northern Corp.............................   5,780     144,905
#   Citizens Community Bancorp, Inc......................   1,908      22,419
    Citizens Financial Group, Inc........................  97,760   3,316,019
    Citizens First Corp..................................   1,000      21,900
    Citizens Holding Co..................................   2,806      61,620
#*  Citizens, Inc........................................  46,149     327,196
    City Holding Co......................................  23,364   1,674,732
    Civista Bancshares, Inc..............................  12,586     235,736
    CME Group, Inc.......................................  17,214   3,137,768
    CNA Financial Corp...................................  18,368     842,356
    CNB Financial Corp...................................  15,777     398,685
    CNO Financial Group, Inc............................. 235,316   4,207,450
    Codorus Valley Bancorp, Inc..........................   8,009     176,999
#   Cohen & Steers, Inc..................................  29,832   1,122,578
    Colony Bankcorp, Inc.................................   4,899      76,816
#   Columbia Banking System, Inc......................... 124,609   4,579,381
    Comerica, Inc........................................  59,583   4,691,565
#   Commerce Bancshares, Inc.............................  59,469   3,556,246
    Commercial National Financial Corp...................   1,413      30,803
#   Community Bank System, Inc...........................  78,752   4,721,182
*   Community Bankers Trust Corp.........................  27,841     207,694
#   Community Financial Corp. (The)......................   6,638     196,153
*   Community First Bancshares, Inc......................   3,000      31,830
    Community Trust Bancorp, Inc.........................  30,921   1,255,702
    Community West Bancshares............................   2,872      29,151
    ConnectOne Bancorp, Inc..............................  51,784   1,035,680
*   Consumer Portfolio Services, Inc.....................  67,769     260,233
    County Bancorp, Inc..................................   8,099     138,574
#*  Cowen, Inc...........................................  18,912     305,807
#   Crawford & Co., Class A..............................  58,663     561,405
    Crawford & Co., Class B..............................  38,504     371,564
#*  Credit Acceptance Corp...............................   7,829   3,116,099
#   Cullen/Frost Bankers, Inc............................  14,354   1,396,357
*   Customers Bancorp, Inc...............................  53,012   1,042,746
#   CVB Financial Corp................................... 149,206   3,269,103
    Diamond Hill Investment Group, Inc...................   3,930     609,150
    Dime Community Bancshares, Inc.......................  69,392   1,368,410
    Discover Financial Services..........................  43,791   2,955,455
    DNB Financial Corp...................................   5,244     192,874
    Donegal Group, Inc., Class A.........................  48,314     636,295
    Donegal Group, Inc., Class B.........................   3,821      47,514
*   Donnelley Financial Solutions, Inc...................  47,431     694,390
    E*TRADE Financial Corp...............................  65,456   3,054,177
    Eagle Bancorp Montana, Inc...........................   7,714     137,926
#*  Eagle Bancorp, Inc...................................  46,598   2,557,298
    East West Bancorp, Inc...............................  37,299   1,876,886
#   Eaton Vance Corp.....................................  28,293   1,089,846
*   eHealth, Inc.........................................  26,031   1,592,056
    Elmira Savings Bank..................................   1,680      31,483
    EMC Insurance Group, Inc.............................  22,745     747,856
    Emclaire Financial Corp..............................     500      15,580
    Employers Holdings, Inc..............................  57,548   2,438,309
#*  Encore Capital Group, Inc............................  39,705   1,172,886

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
*   Enova International, Inc.............................  74,883 $1,726,053
*   Enstar Group, Ltd....................................  15,614  2,779,292
*   Entegra Financial Corp...............................   3,049     71,225
    Enterprise Bancorp, Inc..............................   6,505    210,437
    Enterprise Financial Services Corp...................  39,852  1,758,669
*   Equity Bancshares, Inc., Class A.....................  10,114    321,119
    Erie Indemnity Co., Class A..........................   7,683  1,124,638
*   Esquire Financial Holdings, Inc......................     826     17,949
    ESSA Bancorp, Inc....................................  11,606    174,786
*   Essent Group, Ltd....................................  36,623  1,455,764
    Evans Bancorp, Inc...................................   4,676    163,660
    Evercore, Inc., Class A..............................  18,978  1,697,582
    Everest Re Group, Ltd................................  19,038  4,170,274
#*  EZCORP, Inc., Class A................................  80,402    749,347
#   FactSet Research Systems, Inc........................   5,700  1,246,191
#   Farmers & Merchants Bancorp, Inc.....................   1,953     61,578
    Farmers National Banc Corp...........................  13,624    176,703
    Fauquier Bankshares, Inc.............................     840     16,296
    FB Financial Corp....................................  33,641  1,112,844
    FBL Financial Group, Inc., Class A...................  32,494  2,281,729
    Federal Agricultural Mortgage Corp., Class A.........     987     67,141
    Federal Agricultural Mortgage Corp., Class C.........  13,576    960,502
    Federated Investors, Inc., Class B................... 166,679  4,355,322
    FedNat Holding Co....................................  25,970    470,317
    Fidelity D&D Bancorp, Inc............................      50      2,951
    Fidelity National Financial, Inc..................... 104,239  3,769,282
    Fidelity Southern Corp...............................  45,214  1,377,218
    Fifth Third Bancorp.................................. 193,116  5,179,371
    Financial Institutions, Inc..........................  27,038    725,159
*   First Acceptance Corp................................  27,407     30,970
    First American Financial Corp........................ 149,802  7,502,084
    First Bancorp........................................  51,514  1,894,170
    First BanCorp........................................ 376,044  4,004,869
    First Bancorp, Inc...................................  11,947    309,069
*   First Bancshares, Inc................................     700      9,797
    First Bancshares, Inc. (The).........................   1,495     48,453
    First Bank...........................................  10,678    120,021
    First Busey Corp.....................................  74,114  1,835,063
    First Business Financial Services, Inc...............  11,680    241,075
    First Capital, Inc...................................   2,700    123,066
    First Choice Bancorp.................................     980     21,178
    First Citizens BancShares, Inc., Class A.............  11,878  4,840,641
    First Commonwealth Financial Corp.................... 172,895  2,351,372
    First Community Bancshares, Inc......................  24,930    855,099
    First Community Corp.................................  10,126    207,583
    First Defiance Financial Corp........................  25,202    710,192
#   First Financial Bancorp.............................. 175,079  4,609,830
#   First Financial Bankshares, Inc......................  50,081  3,059,949
    First Financial Corp.................................  12,972    537,949
    First Financial Northwest, Inc.......................  19,410    294,061
#*  First Foundation, Inc................................  34,220    497,217
    First Hawaiian, Inc..................................  10,800    277,884
#   First Horizon National Corp.......................... 423,869  6,222,397
    First Internet Bancorp...............................   5,557    111,140
    First Interstate BancSystem, Inc., Class A...........  58,424  2,273,862
    First Merchants Corp.................................  88,201  3,230,803
    First Mid-Illinois Bancshares, Inc...................   3,178    103,539
    First Midwest Bancorp, Inc........................... 189,740  4,178,075
    First Northwest Bancorp..............................   8,648    132,055

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
    First of Long Island Corp. (The).....................  17,578 $  364,216
#   First Republic Bank..................................  17,944  1,733,929
#   First Savings Financial Group, Inc...................   2,168    108,682
    First United Corp....................................   7,908    128,110
    First US Bancshares, Inc.............................   1,708     16,653
    FirstCash, Inc.......................................  64,343  5,303,793
*   Flagstar Bancorp, Inc................................  99,543  3,070,902
    Flushing Financial Corp..............................  54,698  1,213,202
    FNB Corp............................................. 386,279  4,500,150
#*  Franklin Financial Network, Inc......................  17,832    568,306
#   Franklin Resources, Inc..............................  64,144  1,899,304
    FS Bancorp, Inc......................................   3,189    154,826
    Fulton Financial Corp................................ 271,295  4,354,285
#   GAIN Capital Holdings, Inc...........................  67,493    436,680
    GAINSCO, Inc.........................................   1,497     44,805
    GAMCO Investors, Inc., Class A.......................   6,257    124,827
*   Genworth Financial, Inc., Class A.................... 108,607    525,658
#   German American Bancorp, Inc.........................  34,125    998,156
#   Glacier Bancorp, Inc.................................  78,578  3,314,420
    Global Indemnity, Ltd................................  19,269    633,950
    Goldman Sachs Group, Inc. (The)......................  44,550  8,821,345
#*  Great Elm Capital Group, Inc.........................  14,407     45,094
    Great Southern Bancorp, Inc..........................  23,572  1,257,330
    Great Western Bancorp, Inc........................... 103,477  3,651,703
*   Green Dot Corp., Class A.............................  36,636  2,711,797
#   Greenhill & Co., Inc.................................   7,357    184,366
#*  Greenlight Capital Re, Ltd., Class A.................  58,091    602,404
    Guaranty Bancshares, Inc.............................   1,778     53,340
    Guaranty Federal Bancshares, Inc.....................   2,787     62,708
*   Hallmark Financial Services, Inc.....................  29,577    286,897
#   Hamilton Lane, Inc., Class A.........................   8,941    324,290
    Hancock Whitney Corp................................. 128,012  5,258,733
    Hanmi Financial Corp.................................  55,564  1,218,519
    Hanover Insurance Group, Inc. (The)..................  59,753  6,814,232
#*  HarborOne Bancorp, Inc...............................   5,364     81,426
    Harleysville Financial Corp..........................   2,920     71,540
    Hartford Financial Services Group, Inc. (The)........ 171,851  8,063,249
    Hawthorn Bancshares, Inc.............................   6,006    137,297
#   HCI Group, Inc.......................................  23,797  1,127,502
#   Heartland Financial USA, Inc.........................  51,429  2,332,819
#   Hennessy Advisors, Inc...............................  11,032    127,309
    Heritage Commerce Corp...............................  61,723    819,064
#   Heritage Financial Corp..............................  59,288  1,836,742
    Heritage Insurance Holdings, Inc.....................  11,291    163,945
    Hilltop Holdings, Inc................................ 181,844  3,347,748
    Hingham Institution for Savings......................   1,835    339,291
*   HMN Financial, Inc...................................   2,450     48,731
    Home Bancorp, Inc....................................   7,804    275,949
#   Home BancShares, Inc................................. 170,735  3,126,158
*   HomeStreet, Inc......................................  29,878    731,115
    HomeTrust Bancshares, Inc............................   9,675    261,225
    Hope Bancorp, Inc.................................... 243,506  3,484,571
    HopFed Bancorp, Inc..................................   4,907     96,275
    Horace Mann Educators Corp...........................  54,004  2,249,267
    Horizon Bancorp, Inc.................................  45,082    727,623
    Houlihan Lokey, Inc..................................  26,633  1,178,244
*   Howard Bancorp, Inc..................................  11,958    153,421
#   Huntington Bancshares, Inc........................... 490,578  6,495,253
    IBERIABANK Corp......................................  65,083  4,808,983

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    IF Bancorp, Inc......................................     779 $    15,666
    Independence Holding Co..............................  10,638     380,415
#   Independent Bank Corp................................  43,511   3,471,308
    Independent Bank Corp................................  34,666     768,199
    Independent Bank Group, Inc..........................  60,090   3,170,348
    Interactive Brokers Group, Inc., Class A.............  78,762   3,969,605
    Intercontinental Exchange, Inc.......................  33,150   2,544,594
    International Bancshares Corp........................ 118,525   4,204,082
*   INTL. FCStone, Inc...................................  30,647   1,171,635
    Invesco, Ltd......................................... 171,277   3,120,667
    Investar Holding Corp................................   8,973     206,917
    Investment Technology Group, Inc.....................  53,366   1,614,855
    Investors Bancorp, Inc............................... 401,537   4,874,659
    Investors Title Co...................................   2,106     363,769
    James River Group Holdings, Ltd......................  50,397   1,943,812
#   Janus Henderson Group P.L.C..........................  96,620   2,109,215
    Jefferies Financial Group, Inc....................... 171,181   3,562,277
    JPMorgan Chase & Co.................................. 455,329  47,126,551
    Kearny Financial Corp................................ 177,748   2,282,284
    Kemper Corp.......................................... 102,089   7,675,051
    Kentucky First Federal Bancorp.......................   2,320      17,980
    KeyCorp.............................................. 243,799   4,015,370
    Kingstone Cos., Inc..................................   8,849     145,566
    Kinsale Capital Group, Inc...........................     415      24,070
    Ladenburg Thalmann Financial Services, Inc...........  58,776     169,275
    Lake Shore Bancorp, Inc..............................     802      12,832
    Lakeland Bancorp, Inc................................  71,856   1,124,546
    Lakeland Financial Corp..............................  37,698   1,697,541
    Landmark Bancorp, Inc................................   3,965      91,433
    Lazard, Ltd., Class A................................  17,106     680,648
    LCNB Corp............................................  12,830     211,695
    LegacyTexas Financial Group, Inc.....................  82,173   3,273,772
    Legg Mason, Inc...................................... 142,958   4,260,148
#*  LendingClub Corp..................................... 714,325   2,278,697
#*  LendingTree, Inc.....................................   3,231     957,475
*   Limestone Bancorp, Inc...............................     755      10,963
    Lincoln National Corp................................ 111,851   6,542,165
#   Live Oak Bancshares, Inc.............................  37,813     525,601
    Loews Corp........................................... 114,074   5,464,145
    LPL Financial Holdings, Inc..........................  43,478   3,059,547
    M&T Bank Corp........................................  24,878   4,093,426
    Macatawa Bank Corp...................................  43,455     424,121
    Mackinac Financial Corp..............................   7,896     124,362
*   Magyar Bancorp, Inc..................................   1,971      23,159
    Maiden Holdings, Ltd................................. 103,652     133,711
*   Malvern Bancorp, Inc.................................   8,476     177,318
*   Markel Corp..........................................   5,644   5,946,010
#   MarketAxess Holdings, Inc............................   5,724   1,229,343
    Marlin Business Services Corp........................  19,551     433,837
    Marsh & McLennan Cos., Inc...........................   9,400     828,986
    MB Financial, Inc.................................... 103,287   4,583,877
#*  MBIA, Inc............................................ 246,439   2,368,279
    MBT Financial Corp...................................  25,774     257,998
    Mercantile Bank Corp.................................  20,583     683,356
#   Merchants Bancorp....................................   1,777      34,776
#   Mercury General Corp.................................  99,210   5,129,157
    Meridian Bancorp, Inc................................  95,400   1,510,659
#   Meta Financial Group, Inc............................  44,742   1,053,674
    MetLife, Inc.........................................  56,717   2,590,265

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
FINANCIALS -- (Continued)
*    MGIC Investment Corp.................................  70,927 $  885,169
#    Mid Penn Bancorp, Inc................................   1,913     44,286
     Middlefield Banc Corp................................   4,043    172,879
     Midland States Bancorp, Inc..........................   4,282    103,239
#    MidSouth Bancorp, Inc................................  12,800    146,176
     MidWestOne Financial Group, Inc......................   9,612    266,349
*    MMA Capital Holdings, Inc............................   6,820    188,573
     Moelis & Co., Class A................................  11,878    519,662
     Morgan Stanley....................................... 171,784  7,266,463
     Morningstar, Inc.....................................   4,010    497,841
#*   Mr Cooper Group, Inc.................................  80,950  1,245,820
     MSB Financial Corp...................................   2,950     52,363
     MSCI, Inc............................................  18,036  3,070,990
     MutualFirst Financial, Inc...........................  12,571    364,559
     MVB Financial Corp...................................   6,627    111,599
     Nasdaq, Inc..........................................  37,150  3,270,686
     National Bank Holdings Corp., Class A................  52,346  1,672,978
     National Bankshares, Inc.............................   7,663    266,136
*    National Commerce Corp...............................   4,262    173,527
     National General Holdings Corp....................... 153,736  3,712,724
     National Western Life Group, Inc., Class A...........   4,031  1,222,602
     Navient Corp......................................... 403,499  4,599,889
     Navigators Group, Inc. (The).........................  53,272  3,718,386
#    NBT Bancorp, Inc.....................................  76,508  2,725,215
     Nelnet, Inc., Class A................................  55,598  2,924,455
#    New York Community Bancorp, Inc...................... 197,672  2,296,949
*>>  NewStar Financial, Inc...............................  48,901      9,521
*    NI Holdings, Inc.....................................  11,504    172,560
*    Nicholas Financial, Inc..............................   8,092     85,128
#*   Nicolet Bankshares, Inc..............................     561     30,681
*    NMI Holdings, Inc., Class A.......................... 105,560  2,322,320
#    Northeast Bancorp....................................   2,442     48,156
     Northeast Community Bancorp, Inc.....................  10,523    126,802
     Northern Trust Corp..................................  25,106  2,220,877
     Northfield Bancorp, Inc..............................  88,208  1,262,256
     Northrim BanCorp, Inc................................   8,737    289,457
     Northwest Bancshares, Inc............................ 199,334  3,516,252
     Norwood Financial Corp...............................   2,461     72,157
#    Oak Valley Bancorp...................................   2,523     44,531
     OceanFirst Financial Corp............................  75,737  1,818,445
#    Oconee Federal Financial Corp........................   1,780     46,547
*    Ocwen Financial Corp.................................  44,269     74,372
     OFG Bancorp..........................................  84,358  1,634,858
#    Ohio Valley Banc Corp................................   2,002     71,832
     Old Line Bancshares, Inc.............................  12,801    345,755
     Old National Bancorp................................. 272,745  4,402,104
     Old Point Financial Corp.............................   4,109     98,369
     Old Republic International Corp...................... 290,533  5,854,240
     Old Second Bancorp, Inc..............................  14,324    200,966
*    On Deck Capital, Inc................................. 113,689    854,941
*    OneMain Holdings, Inc................................  41,402  1,237,506
     Oppenheimer Holdings, Inc., Class A..................   9,819    264,426
     Opus Bank............................................  47,385    990,346
     Oritani Financial Corp...............................  71,372  1,203,332
     Orrstown Financial Services, Inc.....................  10,925    205,718
*    Pacific Mercantile Bancorp...........................  28,291    222,367
#*   Pacific Premier Bancorp, Inc.........................  86,423  2,571,084
#    PacWest Bancorp...................................... 107,112  4,133,452
#    Park National Corp...................................  20,391  1,917,162

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
    Parke Bancorp, Inc...................................  10,471 $  205,441
    Pathfinder Bancorp, Inc..............................   1,218     17,296
#   Patriot National Bancorp, Inc........................     120      1,773
    PB Bancorp, Inc......................................   5,000     55,350
    PCSB Financial Corp..................................   4,973    101,002
    Peapack Gladstone Financial Corp.....................  27,010    720,897
    Penns Woods Bancorp, Inc.............................   5,950    210,213
#   Pennymac Financial Services, Inc.....................  43,308    895,609
    Peoples Bancorp of North Carolina, Inc...............   3,626     94,276
    Peoples Bancorp, Inc.................................  30,429    973,728
    Peoples Financial Corp...............................   2,200     25,212
    People's United Financial, Inc....................... 191,377  3,134,755
    People's Utah Bancorp................................   7,976    234,494
    Pinnacle Financial Partners, Inc.....................  64,404  3,463,003
    Piper Jaffray Cos....................................  25,441  1,756,192
    PJT Partners, Inc., Class A..........................   5,350    232,618
    Plumas Bancorp.......................................   5,164    126,260
    PNC Financial Services Group, Inc. (The).............  54,544  6,690,912
    Popular, Inc......................................... 116,807  6,378,830
#*  PRA Group, Inc.......................................  80,154  2,365,345
    Preferred Bank.......................................  19,752    919,653
    Premier Financial Bancorp, Inc.......................  15,572    222,212
    Primerica, Inc.......................................  65,640  7,375,967
    Principal Financial Group, Inc....................... 157,281  7,875,060
    ProAssurance Corp....................................  88,968  3,795,375
    Progressive Corp. (The)..............................  31,737  2,135,583
#   Prosperity Bancshares, Inc...........................  75,164  5,347,167
    Protective Insurance Corp., Class A..................   1,285     24,094
    Protective Insurance Corp., Class B..................  13,262    244,419
*   Provident Bancorp, Inc...............................   7,653    173,034
    Provident Financial Holdings, Inc....................   9,638    163,846
    Provident Financial Services, Inc.................... 116,050  2,867,595
    Prudential Bancorp, Inc..............................  10,382    189,368
    Prudential Financial, Inc............................  51,996  4,790,911
    Pzena Investment Management, Inc., Class A...........   5,580     48,881
    QCR Holdings, Inc....................................  13,908    476,488
    Radian Group, Inc.................................... 118,291  2,275,919
*   Randolph Bancorp, Inc................................   4,141     58,595
    Raymond James Financial, Inc.........................  30,435  2,450,017
    RBB Bancorp..........................................   1,747     32,582
*   Regional Management Corp.............................  18,576    510,468
    Regions Financial Corp............................... 533,364  8,091,132
    Reinsurance Group of America, Inc....................  32,455  4,688,125
    RenaissanceRe Holdings, Ltd..........................  40,926  5,649,016
    Renasant Corp........................................  90,570  3,217,046
    Republic Bancorp, Inc., Class A......................  22,425    934,898
*   Republic First Bancorp, Inc..........................  37,039    218,530
    Riverview Bancorp, Inc...............................  25,407    189,282
#   RLI Corp.............................................  42,740  2,821,267
    S&T Bancorp, Inc.....................................  60,545  2,326,139
*   Safeguard Scientifics, Inc...........................  39,114    371,192
    Safety Insurance Group, Inc..........................  26,070  2,145,822
    Salisbury Bancorp, Inc...............................   1,317     53,049
    Sandy Spring Bancorp, Inc............................  51,873  1,691,579
    Santander Consumer USA Holdings, Inc................. 181,899  3,466,995
    SB Financial Group, Inc..............................   4,442     81,377
#   SB One Bancorp.......................................   6,077    133,086
#*  Seacoast Banking Corp. of Florida....................  41,918  1,153,583
*   Security National Financial Corp., Class A...........   7,526     39,739

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
    SEI Investments Co...................................  27,893 $1,326,033
*   Select Bancorp, Inc..................................  17,436    210,976
#   Selective Insurance Group, Inc.......................  79,093  4,818,346
#   ServisFirst Bancshares, Inc..........................  57,776  1,949,940
    Severn Bancorp, Inc..................................   9,402     77,567
    Shore Bancshares, Inc................................  10,297    153,425
    SI Financial Group, Inc..............................  15,503    199,679
*   Siebert Financial Corp...............................   9,193    101,675
    Sierra Bancorp.......................................  20,552    546,683
    Signature Bank.......................................  12,140  1,545,543
    Silvercrest Asset Management Group, Inc., Class A....   7,061     94,053
    Simmons First National Corp., Class A................ 159,096  3,936,035
#*  SLM Corp............................................. 282,090  3,021,184
*   SmartFinancial, Inc..................................   1,923     37,114
    Sound Financial Bancorp, Inc.........................   1,602     53,379
    South State Corp.....................................  57,182  3,794,026
*   Southern First Bancshares, Inc.......................   8,205    295,298
    Southern Missouri Bancorp, Inc.......................   3,699    130,242
    Southern National Bancorp of Virginia, Inc...........  13,019    196,327
#   Southside Bancshares, Inc............................  60,990  2,012,060
    Southwest Georgia Financial Corp.....................   1,854     40,714
    Standard AVB Financial Corp..........................      98      3,095
#   State Auto Financial Corp............................  61,816  2,101,744
    State Street Corp....................................  29,032  2,058,369
    Sterling Bancorp..................................... 366,397  7,049,478
    Stewardship Financial Corp...........................   1,829     15,912
    Stewart Information Services Corp....................  40,609  1,805,070
    Stifel Financial Corp................................  65,845  3,152,000
    Stock Yards Bancorp, Inc.............................  32,058  1,108,245
    Summit Financial Group, Inc..........................   4,130     97,179
    Summit State Bank....................................   4,239     49,512
    SunTrust Banks, Inc..................................  56,151  3,336,492
*   SVB Financial Group..................................  12,485  2,913,749
    Synchrony Financial.................................. 169,747  5,099,200
    Synovus Financial Corp............................... 212,413  7,523,668
    T Rowe Price Group, Inc..............................  20,541  1,919,762
    TCF Financial Corp................................... 287,991  6,381,881
    TD Ameritrade Holding Corp...........................  15,702    878,527
    Territorial Bancorp, Inc.............................  16,191    446,548
    Teton Advisors, Inc., Class A........................      39      2,012
*   Texas Capital Bancshares, Inc........................  47,214  2,751,160
#   TFS Financial Corp...................................  44,220    721,228
*   Third Point Reinsurance, Ltd......................... 112,123  1,178,413
    Timberland Bancorp, Inc..............................   9,354    263,034
    Tiptree, Inc.........................................  72,177    429,453
    Tompkins Financial Corp..............................  19,937  1,466,167
    Torchmark Corp.......................................  32,915  2,756,960
    Towne Bank........................................... 120,375  3,124,935
    Travelers Cos., Inc. (The)...........................  45,416  5,701,525
    TriCo Bancshares.....................................  44,405  1,674,957
*   TriState Capital Holdings, Inc.......................  34,263    697,595
*   Triumph Bancorp, Inc.................................  35,203  1,072,283
    TrustCo Bank Corp. NY................................ 195,240  1,515,062
#   Trustmark Corp....................................... 121,009  3,815,414
    Two River Bancorp....................................   7,907    127,461
    U.S. Bancorp......................................... 110,257  5,640,748
#   UMB Financial Corp...................................  53,315  3,431,353
    Umpqua Holdings Corp................................. 254,969  4,507,852
    Union Bankshares Corp................................ 115,661  3,650,261

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                          ------- --------------
FINANCIALS -- (Continued)
    Union Bankshares, Inc................................   2,000 $       95,300
    United Bancorp, Inc..................................   1,000         11,110
    United Bancshares, Inc...............................   2,040         45,880
#   United Bankshares, Inc............................... 130,459      4,614,335
    United Community Banks, Inc.......................... 129,351      3,326,908
    United Community Financial Corp......................  90,422        857,201
    United Financial Bancorp, Inc........................  84,817      1,256,140
    United Fire Group, Inc...............................  33,160      1,724,320
#   United Insurance Holdings Corp.......................  61,292      1,000,285
    United Security Bancshares...........................  20,773        213,131
    Unity Bancorp, Inc...................................  12,281        243,287
    Universal Insurance Holdings, Inc....................  77,807      2,934,880
    Univest Financial Corp...............................  44,366      1,042,157
    Unum Group........................................... 121,311      4,216,770
#   Valley National Bancorp.............................. 176,057      1,779,936
    Value Line, Inc......................................   3,839         82,347
#*  Veritex Holdings, Inc................................  69,728      1,845,003
*   Victory Capital Holdings, Inc., Class A..............  12,835        139,901
#   Virtu Financial, Inc., Class A.......................  16,586        423,772
#   Virtus Investment Partners, Inc......................  11,483      1,033,126
    Voya Financial, Inc..................................  89,305      4,146,431
#   Waddell & Reed Financial, Inc., Class A.............. 131,775      2,255,988
    Walker & Dunlop, Inc.................................  57,605      2,769,072
    Washington Federal, Inc.............................. 123,725      3,599,160
    Washington Trust Bancorp, Inc........................  22,030      1,146,441
    Waterstone Financial, Inc............................  42,994        675,006
    Webster Financial Corp...............................  79,799      4,299,570
#   Wellesley Bank.......................................   1,322         40,453
    Wells Fargo & Co..................................... 538,528     26,339,404
    WesBanco, Inc........................................  87,747      3,563,406
    West Bancorporation, Inc.............................  20,480        441,139
#   Westamerica Bancorporation...........................  35,816      2,244,231
*   Western Alliance Bancorp............................. 100,445      4,447,705
    Western New England Bancorp, Inc.....................  44,846        414,825
    Westwood Holdings Group, Inc.........................  13,918        509,677
    White Mountains Insurance Group, Ltd.................   5,570      4,977,241
    Willis Towers Watson P.L.C...........................  11,190      1,821,620
    Wintrust Financial Corp..............................  78,278      5,568,697
#   WisdomTree Investments, Inc.......................... 152,887      1,024,343
#*  World Acceptance Corp................................  15,329      1,589,464
    WR Berkley Corp......................................  67,191      5,166,316
    WSFS Financial Corp..................................  42,771      1,803,653
    WVS Financial Corp...................................   1,627         25,251
    Zions Bancorp NA.....................................  92,831      4,417,827
                                                                  --------------
TOTAL FINANCIALS.........................................          1,099,905,427
                                                                  --------------
HEALTH CARE -- (8.4%)
    Abbott Laboratories.................................. 124,325      9,073,238
*   ABIOMED, Inc.........................................   2,919      1,024,773
#*  Acadia Healthcare Co., Inc........................... 131,293      3,592,176
#*  Accuray, Inc.........................................  19,449         85,576
    Aceto Corp...........................................  40,302         48,765
*   Achillion Pharmaceuticals, Inc....................... 196,899        431,209
*   Aclaris Therapeutics, Inc............................   2,503         17,446
#*  Acorda Therapeutics, Inc.............................  85,060      1,414,548
*   Addus HomeCare Corp..................................  19,099      1,148,805
*   Aduro Biotech, Inc...................................   3,700         11,026
#*  Adverum Biotechnologies, Inc.........................  50,464        160,476
#*  Aeglea BioTherapeutics, Inc..........................  12,552        114,725

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
HEALTH CARE -- (Continued)
    Agilent Technologies, Inc............................  19,010 $1,445,711
#*  Agios Pharmaceuticals, Inc...........................   4,759    255,082
#*  Akebia Therapeutics, Inc.............................  28,311    155,994
*   Akorn, Inc...........................................  19,009     71,474
#*  Albireo Pharma, Inc..................................   2,416     62,816
#*  Alder Biopharmaceuticals, Inc........................  43,049    606,130
*   Alexion Pharmaceuticals, Inc.........................   7,848    964,990
#*  Alkermes P.L.C.......................................   9,386    308,518
    Allergan P.L.C.......................................  38,459  5,537,327
*   Allied Healthcare Products, Inc......................   2,435      4,943
#*  Allscripts Healthcare Solutions, Inc................. 256,424  3,023,239
#*  Alnylam Pharmaceuticals, Inc.........................  10,076    841,648
#*  Alphatec Holdings, Inc...............................   5,803      7,544
*   Alpine Immune Sciences, Inc..........................   5,080     32,918
#*  AMAG Pharmaceuticals, Inc............................  20,497    335,536
*   Amedisys, Inc........................................  34,022  4,462,326
*   American Shared Hospital Services....................     900      2,259
    AmerisourceBergen Corp...............................   5,303    442,111
    Amgen, Inc...........................................  26,868  5,027,271
#*  Amicus Therapeutics, Inc.............................  28,575    344,043
#*  AMN Healthcare Services, Inc.........................  81,669  5,291,335
#*  Amneal Pharmaceuticals, Inc..........................  26,178    321,466
*   Amphastar Pharmaceuticals, Inc.......................  57,623  1,311,499
#*  AnaptysBio, Inc......................................  10,315    684,091
*   AngioDynamics, Inc...................................  62,862  1,326,388
#*  ANI Pharmaceuticals, Inc.............................  17,570    944,212
*   Anika Therapeutics, Inc..............................  24,200    919,358
    Anthem, Inc..........................................  28,912  8,760,336
#*  Apollo Endosurgery, Inc..............................   9,849     34,176
*   Applied Genetic Technologies Corp....................  14,385     42,580
*   Aptevo Therapeutics, Inc.............................  31,842     50,947
    Apyx Medical Corp....................................  12,837    111,297
#*  Aratana Therapeutics, Inc............................  25,535    113,120
*   Ardelyx, Inc.........................................  50,591    106,241
*   Arena Pharmaceuticals, Inc...........................  37,140  1,707,326
*   Assembly Biosciences, Inc............................   9,760    222,333
*   Assertio Therapeutics, Inc...........................  86,148    384,220
#*  Atara Biotherapeutics, Inc...........................  12,769    485,222
#*  athenahealth, Inc....................................   4,256    573,453
    Atrion Corp..........................................   1,718  1,281,353
*   Audentes Therapeutics, Inc...........................  39,924    990,115
#*  Avanos Medical, Inc..................................  87,029  3,964,171
    Baxter International, Inc............................  23,654  1,714,678
    Becton Dickinson and Co..............................  10,187  2,541,249
*   Biogen, Inc..........................................   6,870  2,293,069
*   BioMarin Pharmaceutical, Inc.........................   6,298    618,275
*   Bio-Rad Laboratories, Inc., Class A..................  13,202  3,298,784
#*  BioScrip, Inc........................................  81,791    296,901
*   BioSpecifics Technologies Corp.......................   5,511    358,105
    Bio-Techne Corp......................................  10,652  1,858,348
#*  BioTelemetry, Inc....................................  17,538  1,259,579
#*  Bluebird Bio, Inc....................................   4,569    609,642
*   Boston Scientific Corp...............................  33,151  1,264,711
*   Brookdale Senior Living, Inc......................... 688,919  5,614,690
    Bruker Corp..........................................  22,783    798,772
*   Caladrius Biosciences, Inc...........................   2,017      9,823
*   Calithera Biosciences, Inc...........................   9,162     40,863
#*  Cambrex Corp.........................................  55,521  2,423,492
    Cantel Medical Corp..................................  13,413  1,092,086

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
HEALTH CARE -- (Continued)
*   Capital Senior Living Corp...........................  46,993 $  327,541
    Cardinal Health, Inc.................................  16,564    827,703
*   Cardiovascular Systems, Inc..........................   2,033     63,287
*   Castlight Health, Inc., Class B......................  21,424     63,629
*   Catalent, Inc........................................  39,138  1,445,366
*   Catalyst Biosciences, Inc............................     100        879
#*  Celldex Therapeutics, Inc............................ 315,513    160,218
*   Cellular Biomedicine Group, Inc......................   2,512     44,638
*   Centene Corp.........................................  44,707  5,837,393
*   Cerner Corp..........................................  22,075  1,212,138
*   Charles River Laboratories International, Inc........  19,576  2,411,567
    Chemed Corp..........................................   5,063  1,508,470
*   ChemoCentryx, Inc....................................   5,042     61,714
*   Chimerix, Inc........................................  72,636    169,242
*   Cigna Corp...........................................  35,710  7,135,215
*   Civitas Solutions, Inc...............................  17,180    304,601
#*  Clearside Biomedical, Inc............................   1,737      2,050
*   Cocrystal Pharma, Inc................................     502      1,486
#*  Community Health Systems, Inc........................ 185,869    732,324
#   Computer Programs & Systems, Inc.....................   9,900    259,776
*   Concert Pharmaceuticals, Inc.........................  34,308    485,458
    CONMED Corp..........................................  37,165  2,614,558
#   Cooper Cos., Inc. (The)..............................   4,843  1,350,035
#*  Corcept Therapeutics, Inc............................  33,763    377,470
*   CorVel Corp..........................................  13,794    861,711
#*  Corvus Pharmaceuticals, Inc..........................   1,733      6,915
*   Cross Country Healthcare, Inc........................  46,998    452,591
#*  CryoLife, Inc........................................  51,939  1,449,617
*   Cumberland Pharmaceuticals, Inc......................  30,478    163,057
*   Cutera, Inc..........................................   8,986    129,039
    CVS Health Corp...................................... 123,116  8,070,254
#*  Cymabay Therapeutics, Inc............................  16,958    147,535
    Danaher Corp.........................................  40,474  4,489,376
*   DaVita, Inc..........................................  43,264  2,428,408
#*  Deciphera Pharmaceuticals, Inc.......................  26,782    719,632
    DENTSPLY SIRONA, Inc.................................  41,363  1,735,178
*   Dermira, Inc.........................................   5,231     34,525
*   DexCom, Inc..........................................   3,531    497,977
    Digirad Corp.........................................  16,700     11,782
#*  Diplomat Pharmacy, Inc............................... 100,895  1,462,977
#*  Eagle Pharmaceuticals, Inc...........................   2,065     87,267
*   Electromed, Inc......................................   3,600     20,466
*   Emergent BioSolutions, Inc...........................  71,251  4,445,350
*   Enanta Pharmaceuticals, Inc..........................  12,298    976,830
    Encompass Health Corp................................  22,197  1,483,647
*   Endo International P.L.C............................. 276,093  2,691,907
    Ensign Group, Inc. (The).............................  76,323  3,325,393
*   Enzo Biochem, Inc....................................  63,830    240,001
#*  Evolent Health, Inc., Class A........................ 108,875  1,924,910
#*  Exact Sciences Corp..................................   5,393    485,801
*   Exelixis, Inc........................................   2,843     67,010
#*  FibroGen, Inc........................................   1,318     74,797
#*  Five Prime Therapeutics, Inc.........................  40,466    455,243
*   Five Star Senior Living, Inc.........................  42,228     31,671
#*  Flexion Therapeutics, Inc............................   4,425     65,003
*   FONAR Corp...........................................   8,796    194,392
#*  Fulgent Genetics, Inc................................   5,510     21,599
*   Genomic Health, Inc..................................   1,922    145,707
    Gilead Sciences, Inc.................................  60,687  4,248,697

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTH CARE -- (Continued)
#*  Global Blood Therapeutics, Inc.......................  12,976 $   621,680
*   Globus Medical, Inc., Class A........................  33,409   1,505,075
#*  GlycoMimetics, Inc...................................   9,009     100,901
*   Haemonetics Corp.....................................  34,316   3,394,196
*   Halozyme Therapeutics, Inc...........................  12,948     209,499
*   Hanger, Inc..........................................  33,228     697,123
*   Harvard Bioscience, Inc..............................  53,799     184,531
*   HealthEquity, Inc....................................   7,974     497,099
    HealthStream, Inc....................................  46,827   1,178,167
#*  Henry Schein, Inc....................................  17,288   1,343,278
#*  Heska Corp...........................................   3,188     314,337
    Hill-Rom Holdings, Inc...............................  32,197   3,220,344
*   HMS Holdings Corp.................................... 109,174   3,274,128
#*  Hologic, Inc.........................................  56,601   2,513,084
*   Horizon Pharma P.L.C................................. 270,695   5,817,236
    Humana, Inc..........................................  15,046   4,649,064
*   ICU Medical, Inc.....................................   7,606   1,892,373
*   IDEXX Laboratories, Inc..............................   2,498     531,524
*   Incyte Corp..........................................   7,515     605,634
#*  Infinity Pharmaceuticals, Inc........................  31,444      38,047
*   InfuSystem Holdings, Inc.............................  10,768      40,703
#*  Innoviva, Inc........................................  24,228     414,299
#*  Inogen, Inc..........................................   6,718   1,015,829
#*  Inovalon Holdings, Inc., Class A.....................  10,048     143,586
#*  Insmed, Inc..........................................  31,408     763,528
*   Inspire Medical Systems, Inc.........................     923      49,500
#*  Insulet Corp.........................................   2,455     199,321
*   Integer Holdings Corp................................  37,836   3,064,338
#*  Integra LifeSciences Holdings Corp...................  16,241     769,174
#*  Intra-Cellular Therapies, Inc........................  63,557     765,226
*   IntriCon Corp........................................   6,777     175,660
#   Invacare Corp........................................  62,068     319,030
#*  Ionis Pharmaceuticals, Inc...........................   8,575     497,350
#*  Iovance Biotherapeutics, Inc.........................   2,907      26,599
*   IQVIA Holdings, Inc..................................  21,250   2,741,462
#*  iRadimed Corp........................................   3,451      94,626
*   IRIDEX Corp..........................................   4,733      22,387
*   Jazz Pharmaceuticals P.L.C...........................   5,906     743,506
    Johnson & Johnson....................................  93,489  12,441,516
*   Jounce Therapeutics, Inc.............................   4,100      17,179
#*  Karyopharm Therapeutics, Inc.........................  30,841     261,223
    Kewaunee Scientific Corp.............................   2,037      65,591
*   Kindred Biosciences, Inc.............................  52,740     519,489
#*  Kura Oncology, Inc...................................  13,259     210,818
*   Laboratory Corp. of America Holdings.................  15,677   2,184,590
#*  Lannett Co., Inc.....................................  21,420     159,793
*   Lantheus Holdings, Inc...............................   9,348     157,233
#   LeMaitre Vascular, Inc...............................  22,283     531,227
#*  LHC Group, Inc.......................................  47,408   5,012,448
#*  Ligand Pharmaceuticals, Inc..........................   6,286     742,377
#*  Lipocine, Inc........................................  16,133      25,974
*   LivaNova P.L.C.......................................  28,370   2,619,118
    Luminex Corp.........................................  52,624   1,467,683
*   MacroGenics, Inc.....................................  35,848     420,497
#*  Madrigal Pharmaceuticals, Inc........................     355      41,095
*   Magellan Health, Inc.................................  42,946   2,798,361
*   Mallinckrodt P.L.C................................... 112,266   2,454,135
*   Masimo Corp..........................................  13,193   1,641,077
    McKesson Corp........................................  16,326   2,093,809

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTH CARE -- (Continued)
#*  Medidata Solutions, Inc..............................   2,084 $   147,881
*   MEDNAX, Inc..........................................  33,247   1,200,549
#*  Medpace Holdings, Inc................................  35,049   2,257,156
    Medtronic P.L.C......................................  68,039   6,013,967
*   MEI Pharma, Inc......................................  20,418      55,129
#*  Melinta Therapeutics, Inc............................  32,993      27,853
    Merck & Co., Inc..................................... 149,737  11,144,925
    Meridian Bioscience, Inc.............................  66,233   1,085,559
*   Merit Medical Systems, Inc...........................  66,660   3,768,290
#*  Merrimack Pharmaceuticals, Inc.......................  18,817     104,434
*   Micron Solutions, Inc................................   1,153       2,883
*   Minerva Neurosciences, Inc...........................  58,093     382,252
#*  Mirati Therapeutics, Inc.............................   2,383     157,469
*   Misonix, Inc.........................................   3,363      65,410
#*  Molecular Templates, Inc.............................   5,809      27,535
*   Molina Healthcare, Inc...............................  27,785   3,694,849
*   Momenta Pharmaceuticals, Inc.........................  78,565     931,781
*   Mylan NV............................................. 146,813   4,397,049
#*  Myriad Genetics, Inc.................................  94,309   2,658,571
#*  NantHealth, Inc......................................   4,017       2,129
    National HealthCare Corp.............................  17,845   1,433,489
    National Research Corp...............................  17,003     679,780
#*  Natus Medical, Inc...................................  40,962   1,382,058
*   Nektar Therapeutics..................................   3,474     147,089
*   Neogen Corp..........................................   9,944     605,689
*   NeoGenomics, Inc.....................................  24,353     404,747
*   Neurocrine Biosciences, Inc..........................   5,994     528,791
*   NextGen Healthcare, Inc..............................  88,381   1,562,576
#*  NuVasive, Inc........................................  80,025   4,012,453
#*  Nuvectra Corp........................................  15,365     215,110
#*  ObsEva SA............................................   1,000      12,670
#*  Omnicell, Inc........................................  46,914   3,055,509
*   Ophthotech Corp......................................  17,930      22,592
#*  OPKO Health, Inc.....................................  61,080     224,774
*   OraSure Technologies, Inc............................  59,193     760,630
*   Orthofix Medical, Inc................................  25,050   1,355,456
#*  Otonomy, Inc.........................................  32,638      66,255
*   Ovid therapeutics, Inc...............................     100         283
#   Owens & Minor, Inc................................... 156,412   1,184,039
*   Pacira Pharmaceuticals, Inc..........................   8,888     361,564
#   Patterson Cos., Inc..................................  31,591     704,163
#*  PDL BioPharma, Inc................................... 568,181   1,806,816
#*  Penumbra, Inc........................................   1,533     223,067
#   PerkinElmer, Inc.....................................  14,615   1,322,658
#   Perrigo Co. P.L.C....................................  31,337   1,455,604
*   Pfenex, Inc..........................................  33,518     132,061
    Pfizer, Inc.......................................... 446,979  18,974,259
    Phibro Animal Health Corp., Class A..................   9,527     297,433
*   Pieris Pharmaceuticals, Inc..........................   4,700      13,489
*   PRA Health Sciences, Inc.............................  11,768   1,247,055
#*  Premier, Inc., Class A...............................  37,841   1,505,693
#*  Prestige Consumer Healthcare, Inc....................  84,025   2,345,978
    ProPhase Labs, Inc...................................      98         294
#*  Protagonist Therapeutics, Inc........................   2,113      17,221
#*  Prothena Corp. P.L.C.................................  18,617     218,750
*   Providence Service Corp. (The).......................  24,996   1,603,243
*   PTC Therapeutics, Inc................................  17,954     558,908
    Quest Diagnostics, Inc...............................  28,929   2,526,948
*   Quidel Corp..........................................  27,966   1,622,867

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTH CARE -- (Continued)
*   Quorum Health Corp...................................  38,186 $   111,885
*   Ra Pharmaceuticals, Inc..............................   2,014      41,347
*   RadNet, Inc..........................................  29,019     396,109
*   Regeneron Pharmaceuticals, Inc.......................   4,715   2,024,008
#*  REGENXBIO, Inc.......................................  29,091   1,278,840
#*  Repligen Corp........................................  53,489   3,049,408
    ResMed, Inc..........................................   9,930     945,038
*   Retrophin, Inc.......................................  35,900     774,004
#*  Rhythm Pharmaceuticals, Inc..........................     402      10,693
*   Rigel Pharmaceuticals, Inc...........................  31,528      68,100
*   RTI Surgical, Inc....................................  94,419     414,499
#*  Sage Therapeutics, Inc...............................     606      86,410
#*  Sangamo Therapeutics, Inc............................ 100,861   1,179,065
#*  Sarepta Therapeutics, Inc............................   1,206     168,490
*   SeaSpine Holdings Corp...............................  20,136     307,879
#*  Seattle Genetics, Inc................................   7,900     603,797
*   Select Medical Holdings Corp......................... 248,414   3,880,227
#*  Sierra Oncology, Inc.................................  12,257      16,670
#   Simulations Plus, Inc................................   8,722     167,986
#*  Spectrum Pharmaceuticals, Inc........................  27,198     304,618
#*  STAAR Surgical Co....................................   4,852     173,362
#*  Stemline Therapeutics, Inc...........................   9,125     100,923
    STERIS P.L.C.........................................  10,617   1,210,975
    Stryker Corp.........................................   3,918     695,719
#*  Supernus Pharmaceuticals, Inc........................  22,318     850,985
*   Surmodics, Inc.......................................  21,529   1,232,966
#*  Syndax Pharmaceuticals, Inc..........................  30,831     172,654
#*  Syneos Health, Inc...................................  71,772   3,663,243
#*  Synlogic, Inc........................................  12,898     104,216
#*  Syros Pharmaceuticals, Inc...........................   5,033      30,148
#   Taro Pharmaceutical Industries, Ltd..................   9,122     867,867
#*  Teladoc Health, Inc..................................   4,256     273,235
    Teleflex, Inc........................................   6,181   1,690,503
#*  Tenet Healthcare Corp................................  90,168   1,982,794
#*  Tetraphase Pharmaceuticals, Inc......................  36,940      45,436
    Thermo Fisher Scientific, Inc........................  24,658   6,057,731
#*  Tivity Health, Inc...................................  53,345   1,187,460
*   Triple-S Management Corp., Class B...................  44,933     905,849
#*  Ultragenyx Pharmaceutical Inc........................   1,216      59,973
*   United Therapeutics Corp.............................  36,283   4,184,518
    UnitedHealth Group, Inc..............................  51,083  13,802,627
    Universal Health Services, Inc., Class B.............  16,415   2,175,480
    US Physical Therapy, Inc.............................  13,395   1,418,397
    Utah Medical Products, Inc...........................   4,195     394,078
#*  Vanda Pharmaceuticals, Inc...........................  13,929     377,894
#*  Varex Imaging Corp...................................  54,091   1,541,053
*   Varian Medical Systems, Inc..........................   7,690   1,015,311
#*  VBI Vaccines, Inc....................................  24,621      41,117
*   Veeva Systems, Inc., Class A.........................   7,185     783,596
#*  Verastem, Inc........................................  17,311      56,780
*   Vical, Inc...........................................   2,511       2,473
*   Waters Corp..........................................   5,244   1,212,518
*   WellCare Health Plans, Inc...........................  10,948   3,026,903
#   West Pharmaceutical Services, Inc....................   7,855     850,461
*   Wright Medical Group NV..............................  24,964     744,926
#*  XBiotech, Inc........................................   2,861      18,883
#*  Xencor, Inc..........................................  17,020     614,422
#*  Zafgen, Inc..........................................  26,778     118,894
    Zimmer Biomet Holdings, Inc..........................  13,267   1,453,533

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
HEALTH CARE -- (Continued)
#*  Zogenix, Inc.........................................  41,702 $  1,824,462
#*  Zynerba Pharmaceuticals, Inc.........................   6,156       32,257
                                                                  ------------
TOTAL HEALTH CARE........................................          413,658,076
                                                                  ------------
INDUSTRIALS -- (14.9%)
#   AAON, Inc............................................  37,376    1,380,669
    AAR Corp.............................................  47,798    1,801,029
#   ABM Industries, Inc.................................. 116,432    3,980,810
*   Acacia Research Corp.................................  23,539       71,559
    ACCO Brands Corp..................................... 191,362    1,689,726
    Acme United Corp.....................................   1,921       32,100
    Actuant Corp., Class A...............................  77,976    1,784,871
#   Acuity Brands, Inc...................................  15,037    1,818,124
*   Advanced Disposal Services, Inc...................... 102,847    2,591,744
    Advanced Drainage Systems, Inc.......................  23,378      596,139
#*  AECOM................................................ 197,010    6,030,476
*   Aegion Corp..........................................  64,473    1,170,185
*   AeroCentury Corp.....................................   1,149       11,547
#*  Aerojet Rocketdyne Holdings, Inc.....................  30,627    1,208,848
#*  Aerovironment, Inc...................................  34,221    2,657,603
    AGCO Corp............................................  90,909    5,836,358
    Air Lease Corp....................................... 161,879    6,141,689
*   Air Transport Services Group, Inc.................... 119,416    2,836,130
    Aircastle, Ltd....................................... 136,246    2,839,367
    Alamo Group, Inc.....................................  16,351    1,408,312
    Alaska Air Group, Inc................................  41,202    2,634,868
    Albany International Corp., Class A..................  43,048    2,955,676
#   Allegiant Travel Co..................................  25,277    3,286,010
#   Allegion P.L.C.......................................  10,433      895,777
    Allied Motion Technologies, Inc......................  17,836      751,966
    Allison Transmission Holdings, Inc...................  40,489    1,970,600
*   Alpha Pro Tech, Ltd..................................   2,600       10,400
    Altra Industrial Motion Corp.........................  52,046    1,593,128
    AMERCO...............................................   5,707    2,069,701
*   Ameresco, Inc., Class A..............................  28,826      430,372
#   American Airlines Group, Inc.........................  40,944    1,464,567
#*  American Woodmark Corp...............................  25,225    1,764,489
    AMETEK, Inc..........................................  24,074    1,754,995
*   AMREP Corp...........................................   6,528       41,061
    AO Smith Corp........................................  22,300    1,067,278
#   Apogee Enterprises, Inc..............................  46,048    1,568,855
    Applied Industrial Technologies, Inc.................  59,243    3,495,929
*   ARC Document Solutions, Inc..........................  72,114      175,237
    ArcBest Corp.........................................  28,900    1,087,218
    Arconic, Inc.........................................  73,655    1,386,187
    Arcosa, Inc..........................................  73,966    2,176,819
    Argan, Inc...........................................  31,902    1,346,902
*   Armstrong Flooring, Inc..............................  46,333      626,422
    Armstrong World Industries, Inc......................  23,085    1,570,703
*   Arotech Corp.........................................  34,994      120,729
*   ASGN, Inc............................................  68,693    4,326,972
    Astec Industries, Inc................................  36,737    1,360,004
*   Astronics Corp.......................................  28,076      861,091
#*  Astronics Corp., Class B.............................  15,052      462,849
*   Atkore International Group, Inc......................  54,213    1,257,199
#*  Atlas Air Worldwide Holdings, Inc....................  47,195    2,511,718
#*  Avalon Holdings Corp., Class A.......................     400        1,144
*   Avis Budget Group, Inc...............................  34,309      913,992
#*  Axon Enterprise, Inc.................................  24,218    1,235,360

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
    AZZ, Inc.............................................  36,002 $1,611,089
#*  Babcock & Wilcox Enterprises, Inc.................... 321,476    188,739
    Barnes Group, Inc....................................  61,276  3,620,186
    Barrett Business Services, Inc.......................   5,321    333,361
#*  Beacon Roofing Supply, Inc...........................  87,212  3,168,412
    BG Staffing, Inc.....................................   3,024     77,928
#*  Blue Bird Corp.......................................     590     11,723
*   BMC Stock Holdings, Inc..............................  95,864  1,645,026
    Brady Corp., Class A.................................  66,251  2,962,082
    Briggs & Stratton Corp...............................  94,229  1,213,670
#   Brink's Co. (The)....................................  23,702  1,755,133
*   Builders FirstSource, Inc............................ 166,888  2,206,259
#   BWX Technologies, Inc................................  32,390  1,503,544
*   CAI International, Inc...............................  33,763    837,998
    Carlisle Cos., Inc...................................  24,415  2,630,228
*   Casella Waste Systems, Inc., Class A.................  33,003    994,050
    Caterpillar, Inc.....................................  17,734  2,361,459
*   CBIZ, Inc............................................ 100,926  1,978,150
#*  CECO Environmental Corp..............................  55,638    382,789
*   Celadon Group, Inc...................................  49,176     81,632
    CH Robinson Worldwide, Inc...........................   8,795    763,142
*   Chart Industries, Inc................................  69,235  5,171,854
    Chicago Rivet & Machine Co...........................     855     24,095
#*  Cimpress NV..........................................   8,368    695,967
    Cintas Corp..........................................  14,003  2,625,703
#*  CIRCOR International, Inc............................  28,182    779,232
*   Civeo Corp........................................... 133,462    337,659
*   Clean Harbors, Inc...................................  84,772  5,019,350
#*  Colfax Corp..........................................  80,948  2,003,463
    Columbus McKinnon Corp...............................  33,079  1,197,460
    Comfort Systems USA, Inc.............................  54,138  2,597,000
*   Command Security Corp................................   5,329     14,921
*   Commercial Vehicle Group, Inc........................  61,691    460,832
    CompX International, Inc.............................   2,522     35,964
*   Continental Building Products, Inc...................  69,176  1,822,096
*   Continental Materials Corp...........................      73      1,088
    Copa Holdings SA, Class A............................  33,054  3,135,172
*   Copart, Inc..........................................  41,131  2,082,463
    Costamare, Inc.......................................  46,872    238,110
*   CoStar Group, Inc....................................   2,195    857,674
#   Covanta Holding Corp................................. 182,391  2,936,495
*   Covenant Transportation Group, Inc., Class A.........  32,481    765,902
*   CPI Aerostructures, Inc..............................   7,398     51,860
    CRA International, Inc...............................  14,848    619,756
    Crane Co.............................................  27,838  2,303,873
*   CSW Industrials, Inc.................................  16,758    865,551
    CSX Corp.............................................  93,702  6,156,221
    Cubic Corp...........................................  43,847  2,818,047
    Cummins, Inc.........................................  11,147  1,639,835
    Curtiss-Wright Corp..................................  36,163  4,105,224
    Deere & Co...........................................  24,279  3,981,756
    Delta Air Lines, Inc................................. 110,981  5,485,791
    Deluxe Corp..........................................  23,407  1,099,427
*   DLH Holdings Corp....................................   3,701     18,283
    DMC Global, Inc......................................  22,503    776,804
    Donaldson Co., Inc...................................  20,326    961,013
    Douglas Dynamics, Inc................................  55,465  1,963,461
    Dover Corp...........................................  31,123  2,733,533
*   Ducommun, Inc........................................  14,374    565,904

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
    Dun & Bradstreet Corp. (The).........................   5,974 $  864,677
*   DXP Enterprises, Inc.................................  27,505    905,190
#*  Dycom Industries, Inc................................  48,010  2,786,980
*   Eagle Bulk Shipping, Inc.............................  11,562     47,520
    Eastern Co. (The)....................................   7,272    197,653
    Eaton Corp. P.L.C....................................  47,905  3,652,756
*   Echo Global Logistics, Inc...........................  48,464  1,151,505
    Ecology and Environment, Inc., Class A...............   2,769     31,927
    EMCOR Group, Inc.....................................  65,775  4,290,503
    Emerson Electric Co..................................  31,243  2,045,479
    Encore Wire Corp.....................................  38,921  2,097,842
    EnerSys..............................................  55,063  4,694,671
    Ennis, Inc...........................................  49,744    986,921
    EnPro Industries, Inc................................  29,781  1,967,035
    Equifax, Inc.........................................  11,845  1,267,652
    ESCO Technologies, Inc...............................  40,876  2,661,436
    Espey Manufacturing & Electronics Corp...............   3,027     78,543
*   Esterline Technologies Corp..........................  54,090  6,582,753
#   EVI Industries, Inc..................................   1,100     38,390
#*  ExOne Co. (The)......................................  16,129    145,161
    Expeditors International of Washington, Inc..........  10,629    736,590
    Exponent, Inc........................................  31,564  1,576,937
#   Fastenal Co..........................................  11,751    710,465
    Federal Signal Corp.................................. 120,548  2,649,645
    FedEx Corp...........................................  29,682  5,270,633
#   Flowserve Corp.......................................  18,900    832,356
    Fluor Corp...........................................  20,532    750,855
    Forrester Research, Inc..............................  15,466    694,578
#   Fortive Corp.........................................  16,021  1,201,415
    Fortune Brands Home & Security, Inc..................  26,275  1,190,257
    Forward Air Corp.....................................  48,350  2,829,925
*   Franklin Covey Co....................................  24,297    591,875
    Franklin Electric Co., Inc...........................  67,057  3,203,983
*   FreightCar America, Inc..............................  24,288    172,931
*   FTI Consulting, Inc..................................  88,006  6,012,570
*   Gardner Denver Holdings, Inc.........................  14,982    369,606
#   GATX Corp............................................  53,633  4,058,945
*   Genco Shipping & Trading, Ltd........................   3,414     25,161
*   Gencor Industries, Inc...............................  15,825    219,335
*   Generac Holdings, Inc................................  37,372  1,978,100
    General Dynamics Corp................................  21,337  3,652,254
    General Electric Co.................................. 303,888  3,087,502
*   Genesee & Wyoming, Inc., Class A.....................  76,777  6,028,530
*   Gibraltar Industries, Inc............................  48,703  1,736,262
    Global Brass & Copper Holdings, Inc..................  30,621    925,979
*   GMS, Inc.............................................  57,077  1,080,468
*   Golden Ocean Group, Ltd..............................  14,670     74,377
*   Goldfield Corp. (The)................................  30,550     83,402
    Gorman-Rupp Co. (The)................................  50,017  1,728,087
*   GP Strategies Corp...................................  30,847    463,939
    Graco, Inc...........................................  27,822  1,205,527
    Graham Corp..........................................  13,470    301,728
#   Granite Construction, Inc............................  59,226  2,559,748
*   Great Lakes Dredge & Dock Corp....................... 120,895    854,728
#   Greenbrier Cos., Inc. (The)..........................  43,809  1,857,940
    Griffon Corp.........................................  70,633  1,123,771
    H&E Equipment Services, Inc..........................  56,675  1,517,190
    Harris Corp..........................................  20,282  3,106,797
*   Harsco Corp..........................................  71,652  1,526,188

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
#   Hawaiian Holdings, Inc............................... 105,436 $3,376,061
*   HD Supply Holdings, Inc..............................  38,192  1,601,772
#   Healthcare Services Group, Inc.......................   9,321    406,582
#   Heartland Express, Inc............................... 138,363  2,768,644
#   HEICO Corp...........................................  12,235  1,033,857
    HEICO Corp., Class A.................................  28,620  2,004,259
    Heidrick & Struggles International, Inc..............  30,459  1,006,670
*   Herc Holdings, Inc...................................  52,159  1,932,491
*   Heritage-Crystal Clean, Inc..........................  22,138    566,733
    Herman Miller, Inc................................... 108,676  3,719,979
#*  Hertz Global Holdings, Inc........................... 117,191  1,944,199
    Hexcel Corp..........................................  42,016  2,844,903
#*  Hill International, Inc..............................  65,661    221,934
    Hillenbrand, Inc.....................................  82,894  3,514,706
    HNI Corp.............................................  70,785  2,751,413
    Honeywell International, Inc.........................  22,922  3,292,287
*   Houston Wire & Cable Co..............................  24,592    154,192
*   Hub Group, Inc., Class A.............................  57,010  2,537,515
    Hubbell, Inc.........................................  11,109  1,214,547
*   Hudson Global, Inc...................................  87,665    127,991
#*  Hudson Technologies, Inc.............................  99,206    116,071
    Huntington Ingalls Industries, Inc...................   9,779  2,018,875
    Hurco Cos., Inc......................................  12,670    485,895
*   Huron Consulting Group, Inc..........................  39,844  1,926,457
    Hyster-Yale Materials Handling, Inc..................  18,077  1,257,978
    ICF International, Inc...............................  32,049  2,112,670
    IDEX Corp............................................  11,576  1,595,867
*   IES Holdings, Inc....................................  21,406    358,336
    Ingersoll-Rand P.L.C.................................  20,633  2,064,125
*   InnerWorkings, Inc................................... 130,422    598,637
*   Innovative Solutions & Support, Inc..................  16,826     36,008
    Insperity, Inc.......................................  49,422  5,272,339
    Insteel Industries, Inc..............................  41,572    918,325
    Interface, Inc.......................................  90,886  1,491,439
    ITT, Inc.............................................  71,859  3,776,909
    Jacobs Engineering Group, Inc........................  42,127  2,729,830
    JB Hunt Transport Services, Inc......................  10,031  1,073,718
#*  JELD-WEN Holding, Inc................................  68,970  1,230,425
*   JetBlue Airways Corp................................. 351,450  6,322,585
#   John Bean Technologies Corp..........................  11,047    877,574
    Johnson Controls International P.L.C.................  99,354  3,355,185
    Kadant, Inc..........................................  16,579  1,414,189
    Kaman Corp...........................................  43,398  2,565,690
    Kansas City Southern.................................  28,393  3,002,560
    KAR Auction Services, Inc............................  58,265  3,030,363
    KBR, Inc............................................. 226,577  3,897,124
    Kelly Services, Inc., Class A........................  60,699  1,359,658
    Kelly Services, Inc., Class B........................     700     15,813
    Kennametal, Inc......................................  54,198  2,036,761
#*  KeyW Holding Corp. (The).............................  59,401    426,499
    Kforce, Inc..........................................  48,074  1,577,308
    Kimball International, Inc., Class B.................  80,142  1,132,406
#*  Kirby Corp...........................................  80,439  6,025,685
#   Knight-Swift Transportation Holdings, Inc............ 118,834  3,772,979
    Knoll, Inc...........................................  81,955  1,652,213
    Korn/Ferry International.............................  97,003  4,423,337
#*  Kratos Defense & Security Solutions, Inc............. 131,044  2,029,872
    L3 Technologies, Inc.................................  16,970  3,341,054
    Landstar System, Inc.................................  14,702  1,493,429

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
*   Lawson Products, Inc.................................  13,445 $  397,972
*   LB Foster Co., Class A...............................  13,873    247,911
#   Lennox International, Inc............................   7,521  1,724,415
*   Limbach Holdings, Inc................................   8,911     50,347
    Lincoln Electric Holdings, Inc.......................  20,483  1,770,551
#   Lindsay Corp.........................................  12,354  1,060,962
    LS Starrett Co. (The), Class A.......................  14,544     91,627
#   LSC Communications, Inc..............................  33,103    262,507
    LSI Industries, Inc..................................  46,455    151,908
*   Lydall, Inc..........................................  38,200  1,013,064
    Macquarie Infrastructure Corp........................  11,653    503,060
#*  Manitex International, Inc...........................  18,500    129,685
*   Manitowoc Co., Inc. (The)............................  62,953    958,145
    ManpowerGroup, Inc...................................  21,890  1,729,967
    Marten Transport, Ltd................................  64,483  1,247,746
    Masco Corp...........................................  45,398  1,471,349
*   Masonite International Corp..........................  44,525  2,546,830
#*  MasTec, Inc.......................................... 119,034  5,282,729
*   Mastech Digital, Inc.................................   1,982     15,361
    Matson, Inc..........................................  77,030  2,581,275
    Matthews International Corp., Class A................  46,537  2,070,431
    McGrath RentCorp.....................................  43,845  2,209,788
#*  Mercury Systems, Inc.................................  59,593  3,493,938
*   Meritor, Inc.........................................  52,570  1,087,148
#*  Middleby Corp. (The).................................   9,563  1,124,800
*   Milacron Holdings Corp............................... 111,799  1,549,534
    Miller Industries, Inc...............................  15,566    467,758
*   Mistras Group, Inc...................................  42,126    619,673
    Mobile Mini, Inc.....................................  81,089  3,064,353
    Moog, Inc., Class A..................................  43,144  3,860,094
#*  MRC Global, Inc...................................... 137,564  2,148,750
    MSA Safety, Inc......................................  13,313  1,333,696
    MSC Industrial Direct Co., Inc., Class A.............  24,221  2,022,211
#   Mueller Industries, Inc..............................  91,613  2,373,693
    Mueller Water Products, Inc., Class A................ 233,242  2,304,431
#   Multi-Color Corp.....................................  30,778  1,432,716
*   MYR Group, Inc.......................................  38,589  1,175,807
#   National Presto Industries, Inc......................  10,028  1,199,549
    Navigant Consulting, Inc.............................  85,820  2,224,454
*   Navistar International Corp..........................  21,536    707,242
*   NCI Building Systems, Inc............................ 117,765    960,962
#*  Nexeo Solutions, Inc.................................  14,426    135,604
    Nielsen Holdings P.L.C...............................  25,907    665,292
*   NL Industries, Inc...................................  51,658    195,784
#   NN, Inc..............................................  44,788    408,914
#   Nordson Corp.........................................  12,091  1,567,477
    Norfolk Southern Corp................................  44,415  7,450,172
    Northrop Grumman Corp................................  13,622  3,753,542
*   Northwest Pipe Co....................................  13,935    321,062
#*  NOW, Inc............................................. 178,004  2,408,394
*   NV5 Global, Inc......................................  17,856  1,263,669
    nVent Electric P.L.C.................................  56,779  1,420,611
    Old Dominion Freight Line, Inc.......................  22,910  3,114,156
#   Omega Flex, Inc......................................   4,638    293,585
*   Orion Group Holdings, Inc............................  35,548    150,013
    Oshkosh Corp.........................................  43,127  3,236,681
    Owens Corning........................................  79,672  4,174,016
    PACCAR, Inc..........................................  35,291  2,312,266
*   PAM Transportation Services, Inc.....................   7,870    386,811

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
#*  Pangaea Logistics Solutions, Ltd.....................  22,029 $   67,188
    Parker-Hannifin Corp.................................  11,561  1,905,368
    Park-Ohio Holdings Corp..............................  23,782    772,439
#*  Patrick Industries, Inc..............................  38,694  1,543,891
*   Patriot Transportation Holding, Inc..................   2,586     50,220
    Pentair P.L.C........................................  71,698  2,953,241
*   Performant Financial Corp............................  54,745    116,607
*   Perma-Fix Environmental Services.....................   2,877     10,070
*   Perma-Pipe International Holdings, Inc...............   5,730     49,851
*   PGT Innovations, Inc.................................  85,330  1,419,891
*   PICO Holdings, Inc...................................  33,012    320,547
    Powell Industries, Inc...............................  20,632    575,839
#*  Power Solutions International, Inc...................   2,041     15,920
    Preformed Line Products Co...........................   6,904    383,172
    Primoris Services Corp...............................  82,712  1,650,104
*   Proto Labs, Inc......................................  10,838  1,345,538
    Quad/Graphics, Inc...................................  68,022    918,977
    Quanex Building Products Corp........................  63,811    998,642
    Quanta Services, Inc................................. 204,297  7,219,856
*   Radiant Logistics, Inc...............................  58,067    286,851
    Raven Industries, Inc................................  46,445  1,718,001
    Raytheon Co..........................................  17,714  2,918,559
*   RBC Bearings, Inc....................................  16,017  2,233,090
*   RCM Technologies, Inc................................  12,068     47,065
    Regal Beloit Corp....................................  57,685  4,427,901
    Republic Services, Inc...............................  38,879  2,982,408
*   Resideo Technologies, Inc............................   3,820     83,773
    Resources Connection, Inc............................  62,952  1,051,928
#   REV Group, Inc.......................................  58,409    485,379
*   Rexnord Corp......................................... 150,910  3,946,296
    Robert Half International, Inc.......................  24,849  1,601,021
#   Rollins, Inc.........................................  37,797  1,407,560
    Roper Technologies, Inc..............................   5,710  1,617,415
    Rush Enterprises, Inc., Class A......................  59,106  2,260,804
    Rush Enterprises, Inc., Class B......................   7,606    296,026
    Ryder System, Inc....................................  83,727  4,848,631
*   Saia, Inc............................................  42,288  2,536,011
    Schneider National, Inc., Class B....................   8,478    180,073
    Scorpio Bulkers, Inc.................................  72,952    329,743
#*  Sensata Technologies Holding P.L.C...................  10,785    512,288
    Servotronics, Inc....................................   1,499     17,101
*   SIFCO Industries, Inc................................   4,888     15,837
    Simpson Manufacturing Co., Inc.......................  65,884  4,043,960
#*  SiteOne Landscape Supply, Inc........................  10,251    546,378
    SkyWest, Inc.........................................  86,946  4,429,899
    Snap-on, Inc.........................................  11,787  1,956,524
    Southwest Airlines Co................................  65,711  3,729,756
*   SP Plus Corp.........................................  39,895  1,320,524
    Spartan Motors, Inc..................................  48,295    406,644
*   Sparton Corp.........................................  11,633    213,931
    Spirit AeroSystems Holdings, Inc., Class A...........  24,712  2,060,981
*   Spirit Airlines, Inc................................. 128,401  7,552,547
*   SPX Corp.............................................  45,597  1,356,511
*   SPX FLOW, Inc........................................  61,943  2,029,872
    Standex International Corp...........................  18,190  1,356,610
    Stanley Black & Decker, Inc..........................  18,154  2,295,392
    Steelcase, Inc., Class A............................. 144,305  2,381,032
#*  Stericycle, Inc......................................  11,451    504,760
*   Sterling Construction Co., Inc.......................  39,303    520,372

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
    Sun Hydraulics Corp..................................  34,683 $1,228,472
#*  Sunrun, Inc..........................................  98,466  1,309,598
    Systemax, Inc........................................  34,554    806,490
#*  Team, Inc............................................  65,586    940,503
*   Tecogen, Inc.........................................   4,787     17,473
*   Teledyne Technologies, Inc...........................  13,270  2,975,399
    Tennant Co...........................................  21,903  1,286,363
#   Terex Corp...........................................  96,821  2,973,373
    Tetra Tech, Inc......................................  80,451  4,440,091
#*  Textainer Group Holdings, Ltd........................  64,325    837,511
    Textron, Inc.........................................  56,647  3,015,320
*   Thermon Group Holdings, Inc..........................  49,953  1,151,916
    Timken Co. (The).....................................  60,233  2,565,323
    Titan International, Inc.............................  78,643    441,974
*   Titan Machinery, Inc.................................  34,363    643,963
    Toro Co. (The).......................................  15,600    928,200
#*  TPI Composites, Inc..................................   7,625    230,809
*   Transcat, Inc........................................   7,856    175,974
#*  TransDigm Group, Inc.................................   4,939  1,931,149
#   TransUnion...........................................  12,705    772,718
*   Trex Co., Inc........................................  28,150  1,963,744
*   TriMas Corp..........................................  65,567  1,900,787
*   TriNet Group, Inc....................................  23,797  1,086,571
#   Trinity Industries, Inc.............................. 221,900  5,188,022
#   Triton International, Ltd............................ 141,024  5,069,813
#   Triumph Group, Inc...................................  37,036    661,093
*   TrueBlue, Inc........................................  73,050  1,781,689
#*  Tutor Perini Corp....................................  74,797  1,287,256
*   Twin Disc, Inc.......................................  17,482    316,774
*   Ultralife Corp.......................................  19,727    157,816
    UniFirst Corp........................................  17,486  2,420,587
    Union Pacific Corp...................................  37,939  6,034,957
*   United Continental Holdings, Inc.....................  45,529  3,973,316
*   United Rentals, Inc..................................  27,923  3,497,635
    United Technologies Corp.............................  67,283  7,944,104
#*  Univar, Inc..........................................  26,399    549,891
    Universal Forest Products, Inc....................... 102,558  3,160,838
    Universal Logistics Holdings, Inc....................  31,241    636,692
#   US Ecology, Inc......................................  27,263  1,735,835
*   USA Truck, Inc.......................................  16,095    287,457
    USG Corp............................................. 108,110  4,664,946
    Valmont Industries, Inc..............................  13,308  1,716,732
*   Vectrus, Inc.........................................  18,084    455,536
*   Verisk Analytics, Inc................................  12,650  1,485,236
*   Veritiv Corp.........................................  19,276    658,275
    Viad Corp............................................  37,841  1,994,221
#*  Vicor Corp...........................................  23,646    931,416
    Virco Manufacturing Corp.............................  21,597     91,571
*   Volt Information Sciences, Inc.......................  81,500    300,735
    VSE Corp.............................................  18,642    608,288
    Wabash National Corp................................. 124,906  1,741,190
*   WABCO Holdings, Inc..................................   8,765  1,001,226
#   Wabtec Corp..........................................  11,888    822,174
*   WageWorks, Inc.......................................  39,496  1,246,099
    Waste Management, Inc................................  23,011  2,201,462
    Watsco, Inc..........................................  11,275  1,662,837
    Watsco, Inc., Class B................................   1,205    171,881
    Watts Water Technologies, Inc., Class A..............  40,033  2,997,271
#*  Welbilt, Inc.........................................  28,056    393,345

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
INDUSTRIALS -- (Continued)
#   Werner Enterprises, Inc.............................. 139,074 $  4,578,316
*   Wesco Aircraft Holdings, Inc......................... 169,349    1,480,110
*   WESCO International, Inc.............................  86,765    4,546,486
#*  Willdan Group, Inc...................................  11,989      403,430
*   Williams Industrial Services Group, Inc..............  14,548       35,352
*   Willis Lease Finance Corp............................   8,183      313,245
#*  Willscot Corp........................................  23,699      242,915
    Woodward, Inc........................................  35,519    3,226,901
    WW Grainger, Inc.....................................   7,963    2,352,191
#*  XPO Logistics, Inc...................................  46,284    2,813,142
    Xylem, Inc...........................................  31,203    2,223,526
#*  YRC Worldwide, Inc................................... 319,617    1,994,410
                                                                  ------------
TOTAL INDUSTRIALS........................................          735,096,303
                                                                  ------------
INFORMATION TECHNOLOGY -- (12.6%)
#*  2U, Inc..............................................   1,211       68,845
#*  3D Systems Corp......................................  96,183    1,227,295
#*  Acacia Communications, Inc...........................  39,999    1,740,356
*   ACI Worldwide, Inc................................... 142,059    4,199,264
#*  ADDvantage Technologies Group, Inc...................   7,160       10,310
    ADTRAN, Inc..........................................  81,476    1,187,920
*   Advanced Energy Industries, Inc......................  52,261    2,680,467
#*  Advanced Micro Devices, Inc..........................  43,684    1,066,326
*   Agilysys, Inc........................................  36,408      644,422
*   Akamai Technologies, Inc.............................  17,530    1,141,203
#*  Alarm.com Holdings, Inc..............................   6,630      417,226
*   Alithya Group, Inc., Class A.........................  10,105       27,991
*   ALJ Regional Holdings, Inc...........................  26,775       35,611
    Alliance Data Systems Corp...........................   4,398      781,041
*   Alpha & Omega Semiconductor, Ltd.....................  49,719      592,153
*   Altair Engineering, Inc., Class A....................   4,241      137,324
#*  Ambarella, Inc.......................................  30,687    1,166,106
    Amdocs, Ltd..........................................  14,311      799,699
    American Software, Inc., Class A.....................  34,705      383,837
*   Amkor Technology, Inc................................ 409,588    3,276,704
    Amphenol Corp., Class A..............................  24,270    2,133,818
#*  Amtech Systems, Inc..................................  12,576       63,257
    Analog Devices, Inc..................................  26,772    2,646,680
*   Anixter International, Inc...........................  60,506    3,673,319
*   ANSYS, Inc...........................................   7,175    1,179,211
*   Appfolio, Inc., Class A..............................   3,502      221,712
    Apple, Inc........................................... 285,245   47,476,178
    Applied Materials, Inc...............................  70,077    2,738,609
#*  Applied Optoelectronics, Inc.........................     775       13,470
*   Arista Networks, Inc.................................   8,033    1,725,328
#*  Arlo Technologies, Inc............................... 109,259      785,572
*   ARRIS International P.L.C............................ 197,941    6,213,368
*   Arrow Electronics, Inc...............................  78,718    5,978,632
*   Aspen Technology, Inc................................  13,964    1,349,341
    AstroNova, Inc.......................................   7,311      146,074
#*  Asure Software, Inc..................................  15,001       79,655
*   Autodesk, Inc........................................   4,250      625,600
*   Aviat Networks, Inc..................................   9,191      123,619
*   Avid Technology, Inc.................................  28,834      137,250
    Avnet, Inc........................................... 109,967    4,530,640
    AVX Corp............................................. 156,758    2,782,455
*   Aware, Inc...........................................  18,447       64,933
*   Axcelis Technologies, Inc............................  51,440    1,071,495
#*  AXT, Inc.............................................  67,692      278,214

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
#   Badger Meter, Inc....................................  36,009 $ 1,900,915
    Bel Fuse, Inc., Class A..............................   3,300      66,660
    Bel Fuse, Inc., Class B..............................  16,034     370,065
#   Belden, Inc..........................................  58,917   3,158,540
    Benchmark Electronics, Inc...........................  89,328   2,270,718
    BK Technologies, Inc.................................   7,900      31,995
*   Black Knight, Inc....................................  43,727   2,150,931
    Blackbaud, Inc.......................................  12,179     872,016
    Booz Allen Hamilton Holding Corp.....................  20,056     985,351
*   Bottomline Technologies De, Inc......................  22,107   1,141,827
    Broadcom, Inc........................................  21,773   5,840,607
    Broadridge Financial Solutions, Inc..................  21,325   2,150,200
#*  BroadVision, Inc.....................................   4,752       8,078
    Brooks Automation, Inc............................... 102,978   3,205,705
*   BSQUARE Corp.........................................  22,217      47,544
    Cabot Microelectronics Corp..........................  37,421   3,812,826
*   CACI International, Inc., Class A....................  36,014   6,020,821
*   Cadence Design Systems, Inc..........................  32,200   1,546,566
*   CalAmp Corp..........................................  32,921     474,392
*   Calix, Inc...........................................  98,723   1,074,106
#*  Carbonite, Inc.......................................  32,136     920,375
*   Cardtronics P.L.C., Class A..........................  79,978   2,165,004
    Cass Information Systems, Inc........................  22,803   1,119,399
    CCUR Holdings, Inc...................................   7,430      27,714
    CDK Global, Inc......................................   8,880     434,321
    CDW Corp.............................................  27,749   2,310,659
*   CEVA, Inc............................................  26,549     755,054
*   ChannelAdvisor Corp..................................   3,913      42,065
*   Ciena Corp........................................... 122,365   4,660,883
*   Cirrus Logic, Inc.................................... 103,768   3,854,981
    Cisco Systems, Inc................................... 237,876  11,249,156
*   Cision, Ltd..........................................  28,529     353,760
    Citrix Systems, Inc..................................  10,116   1,037,295
*   Clearfield, Inc......................................  10,460     123,114
#   ClearOne, Inc........................................   5,532      10,068
#   Cognex Corp..........................................  35,708   1,624,714
    Cognizant Technology Solutions Corp., Class A........  20,103   1,400,777
#*  Coherent, Inc........................................   3,708     438,286
    Cohu, Inc............................................  54,502     955,965
*   CommScope Holding Co., Inc...........................  40,238     841,377
    Communications Systems, Inc..........................  12,722      29,897
*   CommVault Systems, Inc...............................   1,198      79,152
*   Computer Task Group, Inc.............................  23,188      98,549
    Comtech Telecommunications Corp......................  30,405     759,213
*   Conduent, Inc........................................ 211,329   2,694,445
#*  Control4 Corp........................................  28,522     566,732
*   CoreLogic, Inc.......................................  56,455   2,049,317
    Corning, Inc......................................... 139,894   4,652,874
*   Cray, Inc............................................  71,074   1,559,364
#*  Cree, Inc............................................ 168,581   8,501,540
#   CSG Systems International, Inc.......................  49,189   1,780,150
    CSP, Inc.............................................   2,269      22,009
    CTS Corp.............................................  64,349   1,825,581
*   CUI Global, Inc......................................   4,403       6,472
*   CyberOptics Corp.....................................   7,973     168,151
#   Cypress Semiconductor Corp........................... 242,616   3,365,084
    Daktronics, Inc......................................  67,520     508,426
*   DASAN Zhone Solutions, Inc...........................  13,943     186,278
*   Data I/O Corp........................................   3,826      22,478

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
*   Dell Technologies, Class C...........................  10,082 $  489,884
#   Diebold Nixdorf, Inc.................................  54,849    233,108
*   Digi International, Inc..............................  40,420    479,381
*   Diodes, Inc..........................................  90,579  3,046,172
    Dolby Laboratories, Inc., Class A....................  37,536  2,425,952
*   DSP Group, Inc.......................................  29,069    367,432
    DXC Technology Co....................................  83,926  5,381,335
#*  Eastman Kodak Co.....................................   7,900     22,989
#   Ebix, Inc............................................  36,711  2,096,932
*   EchoStar Corp., Class A..............................  62,434  2,558,545
*   Electro Scientific Industries, Inc...................  58,356  1,750,680
#*  Electronics for Imaging, Inc.........................  64,928  1,714,748
#*  Ellie Mae, Inc.......................................   4,929    373,618
*   EMCORE Corp..........................................  28,865    126,717
*   Endurance International Group Holdings, Inc..........   3,916     31,720
#   Entegris, Inc........................................  97,200  3,212,460
*   Envestnet, Inc.......................................  11,881    644,544
*   EPAM Systems, Inc....................................   9,710  1,373,771
*   ePlus, Inc...........................................  22,973  1,819,921
*   Euronet Worldwide, Inc...............................  17,291  1,988,638
    EVERTEC, Inc.........................................  11,420    315,991
*   Evolving Systems, Inc................................   2,350      3,055
*   ExlService Holdings, Inc.............................  48,576  2,793,120
*   F5 Networks, Inc.....................................   5,100    820,845
*   Fabrinet.............................................  68,504  3,893,767
*   Fair Isaac Corp......................................   7,907  1,780,656
*   FARO Technologies, Inc...............................  26,510  1,127,205
    Fidelity National Information Services, Inc..........  23,092  2,413,807
*   Finisar Corp......................................... 208,181  4,742,363
*   First Data Corp., Class A............................  17,867    440,422
#*  First Solar, Inc.....................................  68,637  3,472,346
#*  Fitbit, Inc., Class A................................ 249,795  1,541,235
*   FleetCor Technologies, Inc...........................   8,593  1,734,153
*   Flex, Ltd............................................ 137,641  1,324,106
    FLIR Systems, Inc....................................  52,141  2,548,652
*   FormFactor, Inc...................................... 130,869  1,965,652
*   Fortinet, Inc........................................   7,132    546,097
*   Frequency Electronics, Inc...........................   8,185    108,533
*   Gartner, Inc.........................................  12,003  1,631,088
    Genpact, Ltd.........................................  66,831  1,993,569
    Global Payments, Inc.................................  25,108  2,819,126
    GlobalSCAPE, Inc.....................................  11,862     54,091
#*  Globant SA...........................................  11,214    758,066
*   GSE Systems, Inc.....................................  26,843     78,113
*   GSI Technology, Inc..................................  26,474    204,115
#*  GTT Communications, Inc..............................  42,732  1,093,939
*   Guidewire Software, Inc..............................   5,703    494,336
    Hackett Group, Inc. (The)............................  46,964    844,882
#*  Harmonic, Inc........................................ 180,054    952,486
    Hewlett Packard Enterprise Co........................ 415,245  6,473,670
    HP, Inc.............................................. 122,449  2,697,551
#*  HubSpot, Inc.........................................   1,641    259,787
#*  Ichor Holdings, Ltd..................................  35,689    734,123
*   ID Systems, Inc......................................   8,720     52,756
*   IEC Electronics Corp.................................   7,468     54,143
#*  II-VI, Inc...........................................  85,449  3,243,644
#*  Immersion Corp.......................................  24,423    231,774
#*  Infinera Corp........................................ 215,124    946,546
*   Information Services Group, Inc......................  28,020    115,723

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Innodata, Inc........................................  21,458 $    28,968
#*  Inphi Corp...........................................   8,004     315,678
#*  Inseego Corp.........................................   6,476      33,869
*   Insight Enterprises, Inc.............................  64,391   2,956,835
*   Integrated Device Technology, Inc....................  42,895   2,095,421
    Intel Corp........................................... 578,019  27,236,255
    InterDigital, Inc....................................  66,074   4,810,848
#*  Internap Corp........................................  16,678      90,228
*   inTEST Corp..........................................   8,305      61,125
*   Intevac, Inc.........................................  26,456     147,095
#*  IPG Photonics Corp...................................  13,262   1,763,846
#*  Iteris, Inc..........................................  13,000      50,050
*   Itron, Inc...........................................  46,791   2,556,192
#   j2 Global, Inc.......................................  32,238   2,423,008
    Jabil, Inc........................................... 259,590   6,918,073
    Jack Henry & Associates, Inc.........................  12,784   1,707,303
    Juniper Networks, Inc................................  85,447   2,216,495
    KEMET Corp........................................... 100,050   1,772,886
*   Key Tronic Corp......................................  11,045      80,076
*   Keysight Technologies, Inc...........................  30,814   2,280,852
*   Kimball Electronics, Inc.............................  29,728     480,702
    KLA-Tencor Corp......................................  17,987   1,916,875
*   Knowles Corp......................................... 239,693   3,739,211
#*  Kopin Corp...........................................  98,852     136,416
    Kulicke & Soffa Industries, Inc...................... 127,139   2,864,442
*   KVH Industries, Inc..................................  24,237     270,970
    Lam Research Corp....................................  16,776   2,844,874
*   Lattice Semiconductor Corp........................... 169,515   1,322,217
    Leidos Holdings, Inc.................................  19,844   1,150,952
*   LGL Group, Inc. (The)................................   2,275      16,349
*   Limelight Networks, Inc.............................. 131,814     411,260
#   Littelfuse, Inc......................................  11,638   2,045,029
*   LivePerson, Inc......................................   2,861      67,148
#*  LiveRamp Holdings, Inc...............................  96,244   4,180,839
    LogMeIn, Inc.........................................  54,740   5,091,915
#*  LRAD Corp............................................   5,386      13,680
#*  Lumentum Holdings, Inc...............................  31,917   1,561,060
*   Luna Innovations, Inc................................  15,206      51,244
*   Luxoft Holding, Inc..................................  21,005   1,218,920
#*  MACOM Technology Solutions Holdings, Inc.............   3,701      66,729
#*  MagnaChip Semiconductor Corp.........................  17,121     102,384
#*  Manhattan Associates, Inc............................  20,679   1,008,515
    ManTech International Corp., Class A.................  46,788   2,637,440
#*  Marin Software, Inc..................................   1,125       6,818
#   Marvell Technology Group, Ltd........................ 142,404   2,638,746
    Maxim Integrated Products, Inc.......................  18,551   1,006,763
    MAXIMUS, Inc.........................................  28,040   1,966,445
#*  MaxLinear, Inc.......................................  70,161   1,376,559
#*  Maxwell Technologies, Inc............................  77,863     232,032
#   Mesa Laboratories, Inc...............................   4,234     959,128
    Methode Electronics, Inc.............................  53,978   1,389,934
#   Microchip Technology, Inc............................  18,917   1,520,359
*   Micron Technology, Inc............................... 295,915  11,309,871
    Microsoft Corp....................................... 278,222  29,054,723
*   MicroStrategy, Inc., Class A.........................  12,085   1,533,466
*   Mimecast, Ltd........................................   5,472     205,583
#*  MINDBODY, Inc., Class A..............................   2,425      88,416
    MKS Instruments, Inc.................................  76,673   6,258,817
*   MoneyGram International, Inc.........................  28,228      60,126

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
#   Monolithic Power Systems, Inc........................   6,826 $  863,899
    Monotype Imaging Holdings, Inc.......................  42,079    698,511
    Motorola Solutions, Inc..............................  14,175  1,657,199
    MTS Systems Corp.....................................  24,693  1,236,132
*   Nanometrics, Inc.....................................  39,517  1,208,825
*   Napco Security Technologies, Inc.....................  18,220    286,236
    National Instruments Corp............................  35,566  1,572,729
#*  NCR Corp.............................................  38,430  1,028,003
#*  NeoPhotonics Corp....................................  61,789    446,117
    NetApp, Inc..........................................  35,822  2,284,369
*   NETGEAR, Inc.........................................  55,174  2,185,442
*   Netscout Systems, Inc................................ 118,000  3,059,740
*   NetSol Technologies, Inc.............................   4,255     28,551
    Network-1 Technologies, Inc..........................   6,962     18,310
*   New Relic, Inc.......................................     973     98,905
    NIC, Inc.............................................  35,626    584,266
*   Novanta, Inc.........................................  31,778  2,214,291
*   Nuance Communications, Inc........................... 181,990  2,888,181
*   Nutanix, Inc., Class A...............................   2,001    102,511
#   NVE Corp.............................................   3,647    347,523
#*  Okta, Inc............................................   3,915    322,713
*   ON Semiconductor Corp................................ 121,400  2,432,856
*   OneSpan, Inc.........................................  52,987    773,080
*   Optical Cable Corp...................................   6,626     23,589
    Oracle Corp.......................................... 141,867  7,125,979
*   OSI Systems, Inc.....................................  25,683  2,303,508
#*  PAR Technology Corp..................................  21,188    528,217
    Park Electrochemical Corp............................  31,762    723,538
#*  Paycom Software, Inc.................................  15,395  2,282,155
*   Paylocity Holding Corp...............................   4,147    294,561
*   PayPal Holdings, Inc.................................  38,237  3,393,916
    PC Connection, Inc...................................  38,027  1,259,835
*   PCM, Inc.............................................  19,029    406,269
    PC-Tel, Inc..........................................  70,419    372,517
#*  PDF Solutions, Inc...................................  39,463    414,756
#   Pegasystems, Inc.....................................   8,622    485,332
*   Perceptron, Inc......................................  16,338    126,129
*   Perficient, Inc......................................  60,810  1,551,263
    Perspecta, Inc.......................................  32,922    660,086
*   PFSweb, Inc..........................................  19,936    121,410
*   Photronics, Inc...................................... 173,469  1,854,384
*   Pixelworks, Inc......................................  12,025     45,455
    Plantronics, Inc.....................................  28,633  1,110,674
*   Plexus Corp..........................................  54,278  3,046,081
    Power Integrations, Inc..............................  28,706  1,894,596
    Presidio, Inc........................................  41,564    662,115
*   PRGX Global, Inc.....................................  28,843    264,202
    Progress Software Corp...............................  53,908  1,953,087
*   Proofpoint, Inc......................................     879     89,544
*   PTC, Inc.............................................   4,999    423,865
*   Pure Storage, Inc., Class A..........................   9,037    161,853
    QAD, Inc., Class A...................................  13,691    577,213
    QAD, Inc., Class B...................................   2,342     71,431
*   Qorvo, Inc...........................................  27,644  1,806,812
#*  Qualstar Corp........................................   1,082      6,059
*   Qualys, Inc..........................................   9,699    839,254
#*  Quantenna Communications, Inc........................  27,638    412,912
#*  Qumu Corp............................................  10,312     24,233
*   Rambus, Inc.......................................... 157,538  1,420,993

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
*   RealNetworks, Inc.................................... 165,277 $  436,331
#*  RealPage, Inc........................................   6,900    384,813
    RF Industries, Ltd...................................   7,730     63,231
*   Ribbon Communications, Inc........................... 117,200    653,976
    Richardson Electronics, Ltd..........................  15,984    117,802
*   RingCentral, Inc., Class A...........................   1,303    120,449
#*  Rogers Corp..........................................  25,642  3,254,226
#*  Rubicon Project, Inc. (The)..........................  69,201    308,636
*   Rudolph Technologies, Inc............................  59,520  1,292,774
    Sabre Corp...........................................  12,981    298,303
*   Sanmina Corp......................................... 136,798  4,270,834
    Sapiens International Corp. NV.......................   3,763     45,909
*   ScanSource, Inc......................................  46,226  1,770,918
    Science Applications International Corp..............  30,843  2,070,799
*   Seachange International, Inc.........................  69,606    110,674
    Seagate Technology P.L.C.............................  26,898  1,191,043
*   Semtech Corp.........................................  87,919  4,269,347
#   Sigma Designs, Inc...................................  73,217     11,056
*   Silicon Laboratories, Inc............................  20,531  1,570,622
    Skyworks Solutions, Inc..............................  22,122  1,615,791
#*  SMART Global Holdings, Inc...........................  15,583    386,614
*   SMTC Corp............................................   6,496     31,895
#*  SolarEdge Technologies, Inc..........................  11,233    491,893
*   SPS Commerce, Inc....................................   5,469    484,882
    SS&C Technologies Holdings, Inc......................  30,610  1,576,109
#*  StarTek, Inc.........................................  22,597    157,953
*   Steel Connect, Inc...................................  90,589    149,472
*   Stratasys, Ltd.......................................  76,918  1,963,717
*   Super Micro Computer, Inc............................  84,135  1,270,439
*   Sykes Enterprises, Inc...............................  78,760  2,171,413
    Symantec Corp........................................  52,425  1,101,974
#*  Synacor, Inc.........................................   4,400      8,140
#*  Synaptics, Inc.......................................  56,427  2,245,795
#*  Synchronoss Technologies, Inc........................  68,298    489,697
    SYNNEX Corp..........................................  64,671  6,257,566
*   Synopsys, Inc........................................  19,173  1,789,800
#*  Tableau Software, Inc., Class A......................   2,518    321,901
    TE Connectivity, Ltd.................................  30,720  2,486,784
*   Tech Data Corp.......................................  51,682  4,942,350
*   Telaria, Inc.........................................  52,689    168,078
*   Telenav, Inc.........................................  70,286    311,367
#*  Teradata Corp........................................  44,201  1,961,640
#   Teradyne, Inc........................................  35,733  1,286,031
    TESSCO Technologies, Inc.............................  11,533    184,643
    TiVo Corp............................................ 186,876  2,079,930
    Total System Services, Inc...........................  29,867  2,676,382
#*  Trade Desk, Inc. (The), Class A......................   2,150    306,762
    TransAct Technologies, Inc...........................  10,316    107,080
    Travelport Worldwide, Ltd............................  46,802    732,919
*   Trimble, Inc.........................................  20,226    761,711
*   Trio-Tech International..............................   2,616      8,083
*   TSR, Inc.............................................     722      4,079
    TTEC Holdings, Inc...................................  43,897  1,467,477
#*  TTM Technologies, Inc................................ 189,945  2,180,569
#*  Twilio, Inc., Class A................................   1,622    180,561
*   Tyler Technologies, Inc..............................   3,568    675,030
#   Ubiquiti Networks, Inc...............................  13,662  1,478,365
*   Ultimate Software Group, Inc. (The)..................   1,400    382,298
#*  Ultra Clean Holdings, Inc............................  41,777    495,475

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
INFORMATION TECHNOLOGY -- (Continued)
*   Unisys Corp..........................................  16,020 $    209,542
#   Universal Display Corp...............................  10,171    1,056,055
*   Upland Software, Inc.................................   1,629       50,890
#*  Veeco Instruments, Inc............................... 103,434    1,014,688
*   Verint Systems, Inc..................................  74,756    3,615,948
*   VeriSign, Inc........................................   7,900    1,337,233
    Versum Materials, Inc................................  17,116      629,355
#*  ViaSat, Inc..........................................  36,141    2,265,679
*   Viavi Solutions, Inc................................. 264,841    2,945,032
*   Virtusa Corp.........................................  47,406    2,300,139
#   Vishay Intertechnology, Inc.......................... 204,441    3,986,599
*   Vishay Precision Group, Inc..........................  19,686      658,103
    Wayside Technology Group, Inc........................   4,672       49,056
    Western Digital Corp.................................  43,461    1,955,310
    Western Union Co. (The)..............................  46,124      841,763
*   WEX, Inc.............................................  24,707    3,985,980
*   Wireless Telecom Group, Inc..........................   6,719       11,557
*   Worldpay, Inc., Class A..............................  19,002    1,586,287
    Xerox Corp........................................... 174,772    4,930,318
    Xilinx, Inc..........................................  22,883    2,561,523
    Xperi Corp...........................................  61,111    1,309,609
*   Zebra Technologies Corp., Class A....................  16,779    2,912,834
*   Zendesk, Inc.........................................   1,720      116,152
*   Zix Corp.............................................  45,198      321,810
                                                                  ------------
TOTAL INFORMATION TECHNOLOGY.............................          623,111,294
                                                                  ------------
MATERIALS -- (4.7%)
>>  A Schulman, Inc......................................  40,741       58,361
*   AdvanSix, Inc........................................  55,531    1,757,001
#*  AgroFresh Solutions, Inc.............................   3,431       13,793
    Air Products & Chemicals, Inc........................  10,394    1,708,670
#*  AK Steel Holding Corp................................  53,042      156,474
#   Albemarle Corp.......................................  13,238    1,068,704
*   Alcoa Corp...........................................  92,407    2,742,640
#*  Allegheny Technologies, Inc.......................... 140,972    3,861,223
*   American Biltrite, Inc...............................      22       11,396
    American Vanguard Corp...............................  53,072      929,821
*   Ampco-Pittsburgh Corp................................  20,877       72,652
    AptarGroup, Inc......................................  27,809    2,756,428
    Ashland Global Holdings, Inc.........................  60,236    4,571,912
    Avery Dennison Corp..................................  20,760    2,168,382
*   Axalta Coating Systems, Ltd..........................  51,587    1,321,659
    Balchem Corp.........................................  26,488    2,199,034
#   Ball Corp............................................  25,400    1,327,912
    Bemis Co., Inc.......................................  73,038    3,567,176
*   Berry Global Group, Inc..............................  24,019    1,182,936
    Boise Cascade Co.....................................  63,957    1,756,899
    Cabot Corp...........................................  51,907    2,433,919
    Carpenter Technology Corp............................  83,077    3,926,219
    Celanese Corp........................................  20,921    2,003,395
#*  Century Aluminum Co.................................. 151,050    1,389,660
    CF Industries Holdings, Inc..........................  63,952    2,791,505
    Chase Corp...........................................  10,420    1,050,544
#   Chemours Co. (The)...................................  13,148      470,041
*   Clearwater Paper Corp................................  35,490    1,196,723
#   Cleveland-Cliffs, Inc................................ 125,505    1,344,159
*   Coeur Mining, Inc.................................... 250,706    1,291,136
    Commercial Metals Co................................. 217,110    3,788,570
#   Compass Minerals International, Inc..................  51,723    2,702,527

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
MATERIALS -- (Continued)
*   Contango ORE, Inc....................................   1,008 $   19,908
    Core Molding Technologies, Inc.......................  11,901    103,539
*   Crown Holdings, Inc..................................   6,500    331,500
    Domtar Corp.......................................... 117,520  5,511,688
    DowDuPont, Inc....................................... 165,235  8,891,295
    Eagle Materials, Inc.................................  26,397  1,874,187
    Eastman Chemical Co..................................  32,930  2,654,817
    Ecolab, Inc..........................................   9,795  1,549,275
*   Element Solutions, Inc............................... 431,125  4,845,845
*   Ferro Corp...........................................  96,460  1,607,988
    Ferroglobe P.L.C..................................... 156,302    357,932
#*  Flotek Industries, Inc...............................  68,822    176,184
    FMC Corp.............................................  14,998  1,196,840
    Freeport-McMoRan, Inc................................ 281,466  3,276,264
    Friedman Industries, Inc.............................  10,403     80,207
    FutureFuel Corp......................................  60,794  1,113,138
*   GCP Applied Technologies, Inc........................  83,770  2,111,004
    Gold Resource Corp...................................  69,961    314,125
#   Graphic Packaging Holding Co......................... 252,443  3,046,987
    Greif, Inc., Class A.................................  41,010  1,599,390
    Greif, Inc., Class B.................................   9,363    422,739
    Hawkins, Inc.........................................  16,847    698,982
    Haynes International, Inc............................  20,248    664,134
#   HB Fuller Co.........................................  78,151  3,859,878
    Hecla Mining Co...................................... 680,940  1,838,538
    Huntsman Corp........................................ 125,219  2,751,061
*   Ingevity Corp........................................  19,251  1,810,942
    Innophos Holdings, Inc...............................  34,260  1,024,374
    Innospec, Inc........................................  36,126  2,538,574
#   International Flavors & Fragrances, Inc..............   5,882    833,950
    International Paper Co...............................  40,171  1,905,311
*   Intrepid Potash, Inc................................. 149,731    465,663
    Kaiser Aluminum Corp.................................  21,204  2,128,245
*   Koppers Holdings, Inc................................  25,873    589,646
*   Kraton Corp..........................................  62,250  1,755,450
#   Kronos Worldwide, Inc................................  98,683  1,299,655
    Linde P.L.C..........................................   1,989    324,227
    Louisiana-Pacific Corp............................... 108,144  2,636,551
*   LSB Industries, Inc..................................  77,418    576,764
    LyondellBasell Industries NV, Class A................  14,147  1,230,365
#   Martin Marietta Materials, Inc.......................   9,888  1,747,012
    Materion Corp........................................  41,770  1,960,266
#   McEwen Mining, Inc................................... 189,521    343,033
    Mercer International, Inc............................ 113,545  1,677,060
    Minerals Technologies, Inc...........................  53,485  3,132,616
    Mosaic Co. (The)..................................... 156,646  5,056,533
    Myers Industries, Inc................................  62,972  1,023,925
#   Neenah, Inc..........................................  28,287  1,970,755
#   NewMarket Corp.......................................   1,937    776,911
    Newmont Mining Corp.................................. 135,487  4,621,462
#   Nexa Resources SA....................................   6,034     53,461
    Northern Technologies International Corp.............   3,755    114,528
    Nucor Corp...........................................  55,655  3,408,312
    Olin Corp............................................ 184,349  4,352,480
    Olympic Steel, Inc...................................  28,285    545,052
*   OMNOVA Solutions, Inc................................  93,009    828,710
    Owens-Illinois, Inc.................................. 199,180  3,997,543
    Packaging Corp. of America...........................  21,650  2,042,028
    PH Glatfelter Co.....................................  69,980    894,344

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
MATERIALS -- (Continued)
    PolyOne Corp.........................................  38,302 $  1,239,836
    PPG Industries, Inc..................................  12,416    1,309,143
#   Quaker Chemical Corp.................................  13,002    2,658,389
#   Rayonier Advanced Materials, Inc.....................  73,211    1,060,095
    Reliance Steel & Aluminum Co.........................  86,542    7,086,059
    Resolute Forest Products, Inc........................  66,781      520,892
#   Royal Gold, Inc......................................  48,449    4,232,989
    RPM International, Inc...............................  22,108    1,263,693
*   Ryerson Holding Corp.................................  31,021      218,078
    Schnitzer Steel Industries, Inc., Class A............  52,437    1,268,975
    Schweitzer-Mauduit International, Inc................  49,516    1,587,483
#   Scotts Miracle-Gro Co. (The).........................  10,869      808,110
#   Sealed Air Corp......................................  36,593    1,445,424
#   Sensient Technologies Corp...........................  35,028    2,199,058
    Silgan Holdings, Inc.................................  54,333    1,500,677
    Sonoco Products Co...................................  76,353    4,396,406
    Southern Copper Corp.................................   2,800       94,136
    Steel Dynamics, Inc..................................  53,925    1,973,116
    Stepan Co............................................  37,169    3,268,270
#*  Summit Materials, Inc., Class A......................  59,131      902,339
*   SunCoke Energy, Inc.................................. 166,923    1,876,215
    Synalloy Corp........................................   9,826      155,251
#   Tecnoglass, Inc......................................   4,328       36,355
#*  TimkenSteel Corp.....................................  80,006    1,018,476
*   Trecora Resources....................................  31,420      272,411
    Tredegar Corp........................................  39,626      646,300
    Trinseo SA...........................................  14,288      700,826
    Tronox, Ltd., Class A................................  83,405      730,628
*   UFP Technologies, Inc................................   5,712      188,496
    United States Lime & Minerals, Inc...................   7,942      548,077
    United States Steel Corp.............................  75,654    1,705,241
*   Universal Stainless & Alloy Products, Inc............   8,597      154,144
#*  US Concrete, Inc.....................................  24,017      855,005
#   Valvoline, Inc.......................................  50,527    1,117,152
*   Verso Corp., Class A.................................  42,767    1,055,062
    Vulcan Materials Co..................................  17,482    1,777,045
#   Warrior Met Coal, Inc................................  43,671    1,254,668
    Westlake Chemical Corp...............................  20,570    1,520,123
    WestRock Co.......................................... 125,687    5,116,718
    Worthington Industries, Inc.......................... 101,581    3,832,651
#   WR Grace & Co........................................  11,437      812,141
                                                                  ------------
TOTAL MATERIALS..........................................          230,590,817
                                                                  ------------
REAL ESTATE -- (0.5%)
    Alexander & Baldwin, Inc.............................  58,906    1,357,194
*   Altisource Asset Management Corp.....................   1,120       30,061
#*  Altisource Portfolio Solutions SA....................   3,002       71,087
    Capital Properties, Inc., Class A....................     308        4,389
*   CBRE Group, Inc., Class A............................  33,494    1,532,350
    CKX Lands, Inc.......................................     465        4,883
#   Consolidated-Tomoka Land Co..........................   8,853      540,653
    CorePoint Lodging, Inc...............................   7,171       87,773
#*  Five Point Holdings LLC, Class A.....................  11,936       91,549
*   Forestar Group, Inc..................................   5,420       86,774
*   FRP Holdings, Inc....................................  12,520      635,014
    Griffin Industrial Realty, Inc.......................   5,473      184,057
    HFF, Inc., Class A...................................  24,306    1,006,755
#*  Howard Hughes Corp. (The)............................  29,979    3,328,868
*   InterGroup Corp. (The)...............................     235        7,428

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
REAL ESTATE -- (Continued)
    Jones Lang LaSalle, Inc..............................  11,558 $ 1,657,533
#   Kennedy-Wilson Holdings, Inc......................... 232,692   4,651,513
*   Marcus & Millichap, Inc..............................  51,537   2,040,865
#*  Maui Land & Pineapple Co., Inc.......................   5,786      69,085
    Newmark Group, Inc., Class A.........................  59,372     620,437
*   Rafael Holdings, Inc., Class B.......................  20,949     323,034
    RE/MAX Holdings, Inc., Class A.......................  27,318   1,139,707
#   Realogy Holdings Corp................................ 130,149   2,310,145
    RMR Group, Inc. (The), Class A.......................     834      55,052
#*  St Joe Co. (The).....................................  76,556   1,191,211
*   Stratus Properties, Inc..............................  11,167     264,658
#*  Tejon Ranch Co.......................................  44,969     846,317
*   Trinity Place Holdings, Inc..........................  17,198      71,372
                                                                  -----------
TOTAL REAL ESTATE........................................          24,209,764
                                                                  -----------
UTILITIES -- (1.0%)
    AES Corp.............................................  68,477   1,122,338
    ALLETE, Inc..........................................   9,015     693,614
    Alliant Energy Corp..................................     106       4,714
    American States Water Co.............................  15,179   1,027,922
#   Aqua America, Inc....................................  21,570     756,029
    Artesian Resources Corp., Class A....................   5,487     194,185
    Atlantica Yield PLC..................................  43,996     791,488
    Atmos Energy Corp....................................  12,334   1,204,168
#   Avangrid, Inc........................................  12,994     648,011
#   Avista Corp..........................................  20,799     870,438
#   Black Hills Corp.....................................  17,263   1,171,985
    California Water Service Group.......................  22,593   1,118,805
    Chesapeake Utilities Corp............................   8,754     792,850
#   Clearway Energy, Inc., Class A.......................  10,103     148,514
    Clearway Energy, Inc., Class C.......................  17,750     267,848
    CMS Energy Corp......................................  17,300     902,022
    Connecticut Water Service, Inc.......................   7,188     487,634
    Consolidated Water Co., Ltd..........................  17,333     226,196
    El Paso Electric Co..................................  18,380     965,318
    Evergy, Inc..........................................  28,535   1,635,626
    Eversource Energy....................................  15,733   1,092,028
#   Genie Energy, Ltd., Class B..........................  24,408     205,515
    Hawaiian Electric Industries, Inc....................  23,207     863,068
    IDACORP, Inc.........................................   9,260     902,850
    MDU Resources Group, Inc.............................  65,075   1,673,078
    MGE Energy, Inc......................................  14,929     960,084
    Middlesex Water Co...................................  10,118     568,632
#   National Fuel Gas Co.................................  11,930     683,589
    New Jersey Resources Corp............................  36,677   1,778,834
#   NiSource, Inc........................................  34,403     938,514
    Northwest Natural Holding Co.........................  12,738     797,399
    NorthWestern Corp....................................  22,368   1,429,539
    NRG Energy, Inc......................................  74,516   3,048,450
#   OGE Energy Corp......................................  16,299     667,444
    ONE Gas, Inc.........................................  11,667     958,444
#   Ormat Technologies, Inc..............................  69,266   3,997,341
    Otter Tail Corp......................................  18,309     887,071
#   Pattern Energy Group, Inc., Class A..................  48,334   1,028,548
    Pinnacle West Capital Corp...........................   7,400     652,088
    PNM Resources, Inc...................................  34,626   1,474,721
    Portland General Electric Co.........................  16,898     816,511
*   Pure Cycle Corp......................................   2,900      29,493
    RGC Resources, Inc...................................   1,634      45,964

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                              SHARES       VALUE+
                                                            ---------- --------------
UTILITIES -- (Continued)
      SJW Group............................................     12,353 $      740,562
#     South Jersey Industries, Inc.........................     38,679      1,151,861
      Southwest Gas Holdings, Inc..........................     11,066        866,689
#     Spark Energy, Inc., Class A..........................      2,524         20,949
      Spire, Inc...........................................      9,628        764,174
      UGI Corp.............................................     26,511      1,511,922
      Unitil Corp..........................................      9,001        472,192
      Vectren Corp.........................................     12,520        906,198
*     Vistra Energy Corp...................................    177,590      4,459,285
#     WEC Energy Group, Inc................................      7,951        580,662
      York Water Co. (The).................................      7,798        256,554
                                                                       --------------
TOTAL UTILITIES............................................                52,259,958
                                                                       --------------
TOTAL COMMON STOCKS........................................             4,479,329,874
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
*>>   Media General, Inc. Contingent Value Rights..........     38,825          3,040
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
      GCI Liberty, Inc.....................................     14,980        366,710
                                                                       --------------
TOTAL INVESTMENT SECURITIES................................             4,479,699,624
                                                                       --------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money
        Market Fund 2.320%................................. 40,723,034     40,723,034
                                                                       --------------
SECURITIES LENDING COLLATERAL -- (8.4%)
@(S)  DFA Short Term Investment Fund....................... 35,690,417    412,973,815
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $3,573,827,309)^^................................            $4,933,396,473
                                                                       ==============

As of January 31, 2019, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

                                                                              UNREALIZED
                               NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                    --------- ---------- ----------- ----------- --------------
Long Position Contracts:
S&P 500(R) Emini Index........   238      03/15/19  $29,365,417 $32,183,550   $2,818,133
                                                    ----------- -----------   ----------
TOTAL FUTURES CONTRACTS.......                      $29,365,417 $32,183,550   $2,818,133
                                                    =========== ===========   ==========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------
                                 LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                               ------------ ------- ------- ------------
Common Stocks
   Communication Services..... $295,948,806   --      --    $295,948,806
   Consumer Discretionary.....  509,237,775   --      --     509,237,775
   Consumer Staples...........  175,892,503   --      --     175,892,503
   Energy.....................  319,419,151   --      --     319,419,151

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1         LEVEL 2    LEVEL 3     TOTAL
                               --------------   ------------ ------- --------------
   Financials................. $1,099,895,906   $      9,521   --    $1,099,905,427
   Health Care................    413,658,076             --   --       413,658,076
   Industrials................    735,096,303             --   --       735,096,303
   Information Technology.....    623,111,294             --   --       623,111,294
   Materials..................    230,532,456         58,361   --       230,590,817
   Real Estate................     24,209,764             --   --        24,209,764
   Utilities..................     52,259,958             --   --        52,259,958
Preferred Stocks
   Communication Services.....        366,710             --   --           366,710
Rights/Warrants
   Consumer Discretionary.....             --          3,040   --             3,040
Temporary Cash Investments....     40,723,034             --   --        40,723,034
Securities Lending Collateral.             --    412,973,815   --       412,973,815
Futures Contracts**                 2,818,133             --   --         2,818,133
                               --------------   ------------   --    --------------
TOTAL.                         $4,523,169,869   $413,044,737   --    $4,936,214,606
                               ==============   ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                           U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (86.8%)
COMMUNICATION SERVICES -- (3.5%)
    A.H. Belo Corp., Class A.............................    38,759 $   156,586
*   Alaska Communications Systems Group, Inc.............   278,691     515,578
#   AMC Entertainment Holdings, Inc., Class A............   334,165   4,895,517
#*  AMC Networks, Inc., Class A..........................   352,600  22,192,644
    ATN International, Inc...............................   152,033  11,338,621
#*  AutoWeb, Inc.........................................   112,432     380,020
*   Ballantyne Strong, Inc...............................   110,980     155,383
    Beasley Broadcast Group, Inc., Class A...............    75,399     340,803
*   Boingo Wireless, Inc.................................   764,556  18,441,091
#*  Boston Omaha Corp., Class A..........................     3,893      98,454
    Cable One, Inc.......................................    16,393  14,496,986
#*  Care.com, Inc........................................   159,976   3,802,630
#*  Cars.com, Inc........................................   683,825  18,675,261
#*  Central European Media Enterprises, Ltd., Class A....   118,445     356,519
#*  Cincinnati Bell, Inc.................................   621,473   5,183,085
#   Cinemark Holdings, Inc...............................     7,970     326,132
*   Clear Channel Outdoor Holdings, Inc., Class A........   175,036     974,951
    Cogent Communications Holdings, Inc..................   634,364  30,734,936
#*  comScore, Inc........................................    29,762     586,014
#   Consolidated Communications Holdings, Inc............   575,176   6,142,880
#*  Daily Journal Corp...................................       951     210,276
*   DHI Group, Inc.......................................   133,551     261,760
    Emerald Expositions Events, Inc......................    17,607     250,019
*   Emmis Communications Corp., Class A..................    22,271      87,302
#   Entercom Communications Corp., Class A...............   273,052   2,001,471
    Entravision Communications Corp., Class A............   884,987   3,486,849
#*  Eros International P.L.C.............................     6,500      61,945
#   EW Scripps Co. (The), Class A........................   704,105  13,223,092
*   Fluent, Inc..........................................    15,224      71,857
#   Frontier Communications Corp.........................   494,207     988,414
#   Gannett Co., Inc..................................... 1,530,819  16,976,783
#*  GCI Liberty, Inc., Class A...........................   145,776   7,419,998
#*  Glu Mobile, Inc......................................   702,730   6,844,590
*   Gray Television, Inc.................................   741,457  12,389,746
*   Gray Television, Inc., Class A.......................    25,939     396,867
*   Harte-Hanks, Inc.....................................    39,669     124,957
*   Hemisphere Media Group, Inc..........................    90,560   1,200,826
    IDT Corp., Class B...................................   216,505   1,554,506
*   IMAX Corp............................................   247,225   5,134,863
*   Insignia Systems, Inc................................     5,874       6,873
#*  Intelsat SA..........................................   319,584   7,775,479
#*  Iridium Communications, Inc..........................   479,426   9,291,276
    John Wiley & Sons, Inc., Class A.....................   443,617  22,970,488
#*  Lee Enterprises, Inc.................................   211,679     577,884
#*  Liberty Latin America, Ltd., Class A.................   158,862   2,769,759
*   Liberty Latin America, Ltd., Class C.................   353,535   6,179,792
*   Liberty Media Corp.-Liberty Braves, Class A..........    13,365     362,726
*   Liberty Media Corp.-Liberty Braves, Class C..........    36,921     995,390
*   Liberty TripAdvisor Holdings, Inc., Class A.......... 1,273,833  21,222,058
#   Lions Gate Entertainment Corp., Class A..............    78,715   1,445,995
    Lions Gate Entertainment Corp., Class B..............    12,491     218,967
    Marchex, Inc., Class B...............................   836,061   3,344,244
    Marcus Corp. (The)...................................   123,414   5,500,562
#*  McClatchy Co. (The), Class A.........................    78,549     459,512

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            SHARES      VALUE+
                                                          ---------- ------------
COMMUNICATION SERVICES -- (Continued)
#*  Meet Group, Inc. (The)...............................  1,572,550 $  9,089,339
#   Meredith Corp........................................    480,874   26,097,032
#*  MSG Networks, Inc., Class A..........................    760,126   17,026,822
    National CineMedia, Inc..............................  1,127,329    7,789,843
#   New Media Investment Group, Inc......................    414,896    5,671,628
#   New York Times Co. (The), Class A....................  1,151,641   29,608,690
#   Nexstar Media Group, Inc., Class A...................    460,746   38,458,469
#*  ORBCOMM, Inc.........................................  1,452,851   11,826,207
*   pdvWireless, Inc.....................................     28,301    1,141,662
*   Pegasus Cos., Inc. (The).............................        170       40,715
#*  Professional Diversity Network, Inc..................      9,253       11,104
#*  QuinStreet, Inc......................................    597,100   11,368,784
*   Reading International, Inc., Class A.................    191,049    3,018,574
#*  Reading International, Inc., Class B.................      2,710       70,799
*   Rosetta Stone, Inc...................................    222,512    3,373,282
    Saga Communications, Inc., Class A...................     19,616      663,413
    Salem Media Group, Inc...............................    132,226      371,555
    Scholastic Corp......................................    174,719    7,284,035
    Shenandoah Telecommunications Co.....................    523,621   24,940,068
    Sinclair Broadcast Group, Inc., Class A..............    743,145   22,896,297
#*  Social Reality, Inc..................................     29,870      101,857
    Spok Holdings, Inc...................................    218,835    3,028,676
#*  TechTarget, Inc......................................    364,656    5,287,512
    TEGNA, Inc...........................................    470,179    5,519,901
    Telephone & Data Systems, Inc........................  1,110,983   40,239,804
    Townsquare Media, Inc., Class A......................    119,485      732,443
#*  Travelzoo............................................     92,717    1,140,419
    Tribune Media Co., Class A...........................     78,365    3,597,737
*   Tribune Publishing Co................................    317,016    3,794,682
#*  TrueCar Inc..........................................     38,428      360,455
*   United States Cellular Corp..........................    187,901   10,819,340
#*  Urban One, Inc.......................................    883,673    1,811,530
*   Vonage Holdings Corp.................................  2,439,794   22,226,523
#*  Yelp, Inc............................................    297,531   10,836,079
*   Zedge, Inc., Class B.................................     32,710       67,383
*   Zynga, Inc., Class A................................. 10,461,381   46,866,987
                                                                     ------------
TOTAL COMMUNICATION SERVICES.............................             672,780,863
                                                                     ------------
CONSUMER DISCRETIONARY -- (12.9%)
*   1-800-Flowers.com, Inc., Class A.....................    644,959   10,287,096
    Aaron's, Inc.........................................    727,525   36,419,902
#   Abercrombie & Fitch Co., Class A.....................    678,948   14,712,803
#   Acushnet Holdings Corp...............................     33,357      766,877
#   Adient P.L.C.........................................    192,684    3,803,582
*   Adtalem Global Education, Inc........................    611,775   29,915,798
    AMCON Distributing Co................................      2,751      258,690
#*  American Axle & Manufacturing Holdings, Inc..........  1,161,467   17,166,482
    American Eagle Outfitters, Inc.......................  1,887,209   39,857,854
#*  American Outdoor Brands Corp.........................    271,545    3,277,548
*   American Public Education, Inc.......................    216,323    6,400,998
*   America's Car-Mart, Inc..............................    120,897    8,457,954
    Ark Restaurants Corp.................................     17,486      323,491
#*  Asbury Automotive Group, Inc.........................    232,969   16,459,260
#*  Ascena Retail Group, Inc.............................  3,983,758    9,760,207
#*  Ascent Capital Group, Inc., Class A..................     97,752       50,831
#*  At Home Group, Inc...................................    144,240    3,179,050
#*  AutoNation, Inc......................................    139,334    5,399,193
*   Barnes & Noble Education, Inc........................    734,879    4,203,508
#   Barnes & Noble, Inc..................................  1,577,063    9,509,690

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#   Bassett Furniture Industries, Inc....................   159,446 $ 3,040,635
    BBX Capital Corp.....................................   133,127     821,394
#*  Beazer Homes USA, Inc................................     9,409     117,895
#   Bed Bath & Beyond, Inc............................... 1,773,848  26,767,366
*   Belmond, Ltd., Class A...............................   949,466  23,660,693
#   Big 5 Sporting Goods Corp............................   144,363     496,609
#   Big Lots, Inc........................................   525,876  16,586,129
*   Biglari Holdings, Inc., Class A......................       260     169,003
*   Biglari Holdings, Inc., Class B......................     8,082   1,058,095
#   BJ's Restaurants, Inc................................   269,487  13,428,537
    Bloomin' Brands, Inc................................. 1,185,005  21,839,642
#*  Blue Apron Holdings, Inc., Class A...................    12,700      17,780
#*  Boot Barn Holdings, Inc..............................   608,265  14,251,649
    Bowl America, Inc., Class A..........................    10,705     169,139
*   Bridgepoint Education, Inc...........................   683,201   5,554,424
#   Brinker International, Inc...........................   623,704  25,272,486
#   Buckle, Inc. (The)...................................   222,432   3,863,644
*   Build-A-Bear Workshop, Inc...........................   152,954     723,472
    Caleres, Inc.........................................   456,717  13,628,435
    Callaway Golf Co..................................... 1,329,969  21,665,195
*   Career Education Corp................................ 1,234,778  15,940,984
    Carriage Services, Inc...............................   264,027   5,135,325
#*  Carrols Restaurant Group, Inc........................   681,469   5,881,077
    Carter's, Inc........................................     8,079     669,749
#   Cato Corp. (The), Class A............................   296,427   4,401,941
*   Cavco Industries, Inc................................   101,906  16,945,949
*   Centric Brands, Inc..................................     5,345      20,364
*   Century Casinos, Inc.................................    26,257     201,391
#*  Century Communities, Inc.............................   328,954   7,717,261
*   Chanticleer Holdings, Inc............................     3,400       6,766
#   Cheesecake Factory, Inc. (The).......................   512,386  22,995,884
#*  Chegg, Inc...........................................    70,919   2,497,767
#   Chico's FAS, Inc..................................... 1,572,772   9,122,078
#   Children's Place, Inc. (The).........................   265,406  25,680,685
#   Choice Hotels International, Inc.....................   316,111  25,023,347
#*  Christopher & Banks Corp.............................    70,941      42,529
#   Churchill Downs, Inc.................................   122,292  11,248,418
#*  Chuy's Holdings, Inc.................................   281,673   6,399,611
    Citi Trends, Inc.....................................   153,193   3,138,925
    Clarus Corp..........................................    34,207     382,776
#   Collectors Universe, Inc.............................   145,078   1,955,651
#*  Conn's, Inc..........................................   280,827   5,880,517
#*  Container Store Group, Inc. (The)....................     5,003      35,821
#*  Cool Holdings, Inc...................................     3,100       9,238
#   Cooper Tire & Rubber Co.............................. 1,055,086  37,139,027
*   Cooper-Standard Holdings, Inc........................   175,578  13,424,694
    Core-Mark Holding Co., Inc...........................   473,294  13,195,437
#   Cracker Barrel Old Country Store, Inc................   115,258  19,280,358
#*  Crocs, Inc........................................... 1,055,396  30,310,973
    Crown Crafts, Inc....................................     4,141      24,018
    CSS Industries, Inc..................................    63,867     557,559
    Culp, Inc............................................   171,412   3,273,969
    Dana, Inc............................................ 1,347,447  23,742,016
#   Dave & Buster's Entertainment, Inc...................   407,713  20,976,834
*   Deckers Outdoor Corp.................................   544,230  69,906,344
#*  Del Frisco's Restaurant Group, Inc...................   267,766   2,120,707
*   Del Taco Restaurants, Inc............................   556,835   5,785,516
    Delphi Technologies P.L.C............................   139,621   2,500,612
#*  Delta Apparel, Inc...................................    24,349     573,419

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#*  Denny's Corp.........................................   901,283 $15,943,696
#*  Destination Maternity Corp...........................   115,854     345,245
#*  Destination XL Group, Inc............................   269,728     695,898
#   Dick's Sporting Goods, Inc...........................   962,186  33,974,788
#   Dillard's, Inc., Class A.............................    27,554   1,840,332
#   Dine Brands Global, Inc..............................    57,141   4,358,144
*   Dixie Group, Inc. (The)..............................     7,509       6,608
#*  Dorman Products, Inc.................................   333,751  28,685,898
    Dover Motorsports, Inc...............................    56,312     112,061
#*  Drive Shack, Inc.....................................   888,952   3,742,488
    DSW, Inc., Class A...................................   733,601  19,990,627
#*  Duluth Holdings, Inc., Class B.......................    61,001   1,456,704
#   Educational Development Corp.........................    41,780     330,062
*   El Pollo Loco Holdings, Inc..........................   338,780   5,586,482
#*  Eldorado Resorts, Inc................................   111,136   5,181,160
*   Emerson Radio Corp...................................   112,976     164,380
    Escalade, Inc........................................    43,648     487,112
    Ethan Allen Interiors, Inc...........................   526,577   9,994,431
#*  Express, Inc.........................................   932,927   4,944,513
    Extended Stay America, Inc...........................   265,319   4,536,955
#*  Famous Dave's of America, Inc........................    49,193     226,288
#*  Fiesta Restaurant Group, Inc.........................   470,155   6,986,503
*   Five Below, Inc......................................   220,935  27,336,288
    Flanigan's Enterprises, Inc..........................     5,380     126,242
    Flexsteel Industries, Inc............................    64,954   1,621,901
#*  Floor & Decor Holdings, Inc., Class A................   269,214   9,231,348
#*  Forward Industries, Inc..............................     5,809       8,539
#*  Fossil Group, Inc....................................   284,778   4,829,835
#*  Fox Factory Holding Corp.............................   381,997  22,663,882
#*  Francesca's Holdings Corp............................    78,945      69,724
#*  Fred's, Inc., Class A................................   281,696     783,115
*   frontdoor, Inc.......................................   119,488   3,551,183
*   FTD Cos., Inc........................................   610,937   1,570,108
*   Full House Resorts, Inc..............................     1,337       3,075
#*  Gaia, Inc............................................    98,564   1,159,113
#   GameStop Corp., Class A..............................   966,760  10,963,058
#*  Garrett Motion, Inc..................................     2,105      33,617
#*  Genesco, Inc.........................................   363,865  16,439,421
#*  Gentherm, Inc........................................   360,997  15,364,032
#*  G-III Apparel Group, Ltd.............................   467,373  16,297,297
*   Good Times Restaurants, Inc..........................     1,862       4,636
    Graham Holdings Co., Class B.........................    44,157  29,364,405
*   Green Brick Partners, Inc............................    72,964     617,275
#   Group 1 Automotive, Inc..............................   197,303  12,041,402
#*  Groupon, Inc......................................... 3,158,826  11,908,774
#   Guess?, Inc..........................................   677,489  13,217,810
#*  Habit Restaurants, Inc. (The), Class A...............   313,751   3,206,535
    Hamilton Beach Brands Holding Co., Class A...........   129,988   3,397,886
#   Haverty Furniture Cos., Inc..........................   168,211   3,426,458
    Haverty Furniture Cos., Inc., Class A................     3,785      77,025
#*  Helen of Troy, Ltd...................................   324,067  37,604,735
#*  Hibbett Sports, Inc..................................   241,231   3,941,715
*   Hilton Grand Vacations, Inc..........................   254,919   7,734,242
    Hooker Furniture Corp................................   147,179   4,234,340
#*  Horizon Global Corp..................................   364,892     766,273
*   Houghton Mifflin Harcourt Co.........................   525,960   5,506,801
*   Inspired Entertainment, Inc..........................    11,361      77,028
#*  Installed Building Products, Inc.....................   285,239  12,011,414
#   International Game Technology P.L.C..................   191,829   3,138,322

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            SHARES     VALUE+
                                                           --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#*   iRobot Corp..........................................   268,408 $24,100,354
*    J Alexander's Holdings, Inc..........................    57,212     492,023
#*   J. Jill, Inc.........................................   139,389     829,365
#    Jack in the Box, Inc.................................   370,646  30,003,794
#*   JAKKS Pacific, Inc...................................     4,092       7,693
#*   JC Penney Co., Inc...................................     5,250       6,930
     Johnson Outdoors, Inc., Class A......................   117,742   7,376,536
*    K12, Inc.............................................   437,402  13,782,537
     KB Home..............................................   815,160  17,452,576
#*   Kirkland's, Inc......................................   137,455   1,404,790
#*   Kona Grill, Inc......................................     5,714       6,285
*    Koss Corp............................................       921       1,759
*    Lakeland Industries, Inc.............................   107,916   1,206,501
#*   Lands' End, Inc......................................    60,846   1,089,143
*    Laureate Education, Inc., Class A....................   312,739   5,003,824
*>>  Lazare Kaplan International Inc......................     9,600       1,350
     La-Z-Boy, Inc........................................   524,869  15,546,620
#    LCI Industries.......................................   238,699  19,678,346
*    Leaf Group, Ltd......................................   331,395   2,545,114
#*   LGI Homes, Inc.......................................     7,986     473,570
#    Libbey, Inc..........................................   338,595   1,699,747
*    Liberty Expedia Holdings, Inc., Class A..............   231,116   9,473,445
#    Liberty Tax, Inc.....................................    52,735     628,074
     Lifetime Brands, Inc.................................   114,473   1,113,822
#*   Lindblad Expeditions Holdings, Inc...................   362,785   4,458,628
*    Liquidity Services, Inc..............................   356,360   2,982,733
#    Lithia Motors, Inc., Class A.........................   254,114  22,603,440
#*   Live Ventures, Inc...................................     1,158       8,465
*    Luby's, Inc..........................................     8,227      12,341
#*   Lumber Liquidators Holdings, Inc.....................   344,188   4,137,140
*    M/I Homes, Inc.......................................   186,382   4,937,259
*    Malibu Boats, Inc., Class A..........................   273,234  11,079,639
     Marine Products Corp.................................   172,513   2,449,685
*    MarineMax, Inc.......................................   285,044   5,068,082
     Marriott Vacations Worldwide Corp....................   486,828  43,103,751
*    MasterCraft Boat Holdings, Inc.......................   242,999   5,304,668
     MDC Holdings, Inc....................................   446,702  14,709,897
*    Meritage Homes Corp..................................   317,248  14,301,540
#*   Michaels Cos., Inc. (The)............................ 1,219,137  16,897,239
*    Modine Manufacturing Co..............................   464,935   6,801,999
#*   Monarch Casino & Resort, Inc.........................    25,809   1,115,981
#    Monro, Inc...........................................   320,697  22,981,147
#*   Motorcar Parts of America, Inc.......................   288,296   5,765,920
     Movado Group, Inc....................................   136,434   4,359,066
#*   Murphy USA, Inc......................................   413,646  30,423,663
     Nathan's Famous, Inc.................................    67,469   4,554,158
#*   National Vision Holdings, Inc........................    48,306   1,534,199
*    Nautilus, Inc........................................   628,111   4,717,114
#*   New Home Co., Inc. (The).............................   192,014   1,328,737
*    Noodles & Co.........................................   133,490     961,128
     Nutrisystem, Inc.....................................   305,045  13,242,003
     Office Depot, Inc.................................... 3,425,714  10,105,856
#*   Ollie's Bargain Outlet Holdings, Inc.................   267,530  20,912,820
#*   Overstock.com, Inc...................................   155,011   2,689,441
#    Oxford Industries, Inc...............................   187,584  14,365,183
     P&F Industries, Inc., Class A........................    10,000      77,200
#    Papa John's International, Inc.......................   462,190  19,546,015
#*   Papa Murphy's Holdings, Inc..........................     2,180      10,050
#*   Party City Holdco, Inc...............................    85,775     946,956

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
    Peak Resorts, Inc....................................     3,001 $    13,685
#*  Penn National Gaming, Inc............................   316,350   7,668,324
#   Penske Automotive Group, Inc.........................   384,181  18,010,405
#   PetMed Express, Inc..................................   341,269   8,081,250
#   Pier 1 Imports, Inc.................................. 3,122,353   2,546,903
*   Planet Fitness, Inc., Class A........................   558,191  32,330,423
*   Playa Hotels & Resorts NV............................    25,871     203,863
#*  Potbelly Corp........................................   369,645   3,204,822
#*  Quotient Technology Inc..............................    26,491     264,910
    RCI Hospitality Holdings, Inc........................    88,481   1,974,011
*   Red Lion Hotels Corp.................................   224,581   2,077,374
#*  Red Robin Gourmet Burgers, Inc.......................   104,762   3,350,289
#   Red Rock Resorts, Inc., Class A......................   111,461   2,828,880
#*  Regis Corp...........................................   434,938   8,111,594
*   Rent-A-Center, Inc...................................   138,148   2,417,590
*   RH...................................................    72,517   9,852,885
    Rocky Brands, Inc....................................    87,813   2,354,267
#   RTW RetailWinds, Inc.................................   702,023   2,176,271
    Ruth's Hospitality Group, Inc........................   575,672  13,298,023
#*  Sally Beauty Holdings, Inc........................... 1,208,350  20,807,787
#*  Scientific Games Corp., Class A......................   302,456   7,579,547
#*  SeaWorld Entertainment, Inc..........................   237,364   6,183,332
#*  Sequential Brands Group, Inc.........................    12,777      13,927
#*  Shake Shack, Inc., Class A...........................   224,532  10,723,648
*   Shiloh Industries, Inc...............................   322,503   1,931,793
#   Shoe Carnival, Inc...................................   146,149   5,389,975
#*  Shutterfly, Inc......................................   379,637  17,448,117
#   Shutterstock, Inc....................................   222,681   8,909,467
#   Signet Jewelers, Ltd.................................   636,023  15,493,520
#*  Skechers U.S.A., Inc., Class A.......................       985      26,762
#   Skyline Champion Corp................................   106,791   1,928,645
#*  Sleep Number Corp....................................   471,600  16,977,600
#   Sonic Automotive, Inc., Class A......................   415,606   6,358,772
#*  Sotheby's............................................   641,353  25,904,248
    Speedway Motorsports, Inc............................   284,534   4,592,379
#*  Sportsman's Warehouse Holdings, Inc..................   385,025   1,979,029
#   Stage Stores, Inc....................................     5,215       4,954
#*  Stamps.com, Inc......................................   127,453  23,716,454
    Standard Motor Products, Inc.........................   253,587  12,466,337
#*  Stein Mart, Inc......................................    37,749      42,279
#   Steven Madden, Ltd...................................   953,272  31,124,331
*   Stoneridge, Inc......................................   511,026  13,342,889
    Strategic Education, Inc.............................   216,798  23,717,701
#   Strattec Security Corp...............................    29,906   1,031,757
#   Sturm Ruger & Co., Inc...............................    11,044     601,677
    Superior Group of Cos, Inc...........................   132,343   2,351,735
#   Superior Industries International, Inc...............   368,239   1,896,431
*   Sypris Solutions, Inc................................   272,480     288,829
#   Tailored Brands, Inc.................................   410,926   5,189,995
*   Tandy Leather Factory, Inc...........................    84,087     480,978
*   Taylor Morrison Home Corp., Class A.................. 1,189,596  22,483,364
#*  Tempur Sealy International, Inc......................   444,406  23,562,406
    Tenneco, Inc., Class A...............................   492,456  17,078,374
#   Texas Roadhouse, Inc.................................   398,852  24,266,156
#   Thor Industries, Inc.................................   104,145   6,781,922
#   Tile Shop Holdings, Inc..............................   437,063   3,317,308
    Tilly's, Inc., Class A...............................   317,008   3,838,967
*   TopBuild Corp........................................   337,263  17,810,859
    Tower International, Inc.............................   312,087   9,078,611

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
CONSUMER DISCRETIONARY -- (Continued)
*   Town Sports International Holdings, Inc..............   297,856 $    1,796,072
*   Trans World Entertainment Corp.......................    11,991          7,267
*   TravelCenters of America LLC.........................   173,864        872,797
#*  TRI Pointe Group, Inc................................ 1,802,920     24,249,274
#*  Tuesday Morning Corp.................................   153,624        304,176
#   Tupperware Brands Corp...............................   434,375     11,845,406
#*  Turtle Beach Corp....................................   127,684      1,901,215
*   Unifi, Inc...........................................   167,253      3,577,542
#   Unique Fabricating, Inc..............................       993          5,447
#*  Universal Electronics, Inc...........................   178,959      5,041,275
*   Universal Technical Institute, Inc...................   129,636        443,355
#*  Urban Outfitters, Inc................................   468,167     15,121,794
#*  US Auto Parts Network, Inc...........................   243,620        255,801
#*  Veoneer, Inc.........................................    18,158        541,290
#*  Vera Bradley, Inc....................................   377,836      3,381,632
#*  Vince Holding Corp...................................    21,341        255,665
*   Vista Outdoor, Inc...................................   356,669      3,559,557
#*  Visteon Corp.........................................   283,116     21,768,789
#*  Vitamin Shoppe, Inc..................................   279,155      1,289,696
*   VOXX International Corp..............................   401,502      2,091,825
#*  Vuzix Corp...........................................    12,574         53,188
#*  Weight Watchers International, Inc...................   263,542      8,433,344
#   Wendy's Co. (The).................................... 1,474,541     25,539,050
#   Weyco Group, Inc.....................................    74,535      2,002,755
#*  William Lyon Homes, Class A..........................   731,791      9,703,549
#   Wingstop, Inc........................................   288,257     18,924,072
    Winmark Corp.........................................    42,550      6,559,083
#   Winnebago Industries, Inc............................   360,590     10,312,874
    Wolverine World Wide, Inc............................ 1,157,045     39,698,214
    Wyndham Destinations, Inc............................   178,269      7,512,256
*   ZAGG, Inc............................................   695,202      7,800,166
#*  Zumiez, Inc..........................................   260,320      6,614,731
                                                                    --------------
TOTAL CONSUMER DISCRETIONARY.............................            2,492,776,931
                                                                    --------------
CONSUMER STAPLES -- (3.8%)
#*  22nd Century Group, Inc..............................    63,685        142,654
#   Alico, Inc...........................................    42,435      1,256,076
#   Andersons, Inc. (The)................................   269,647      9,451,127
#*  Arcadia Biosciences, Inc.............................    20,542         73,951
*   Avon Products, Inc................................... 2,694,823      6,305,886
#   B&G Foods, Inc.......................................   612,673     16,333,862
#*  Boston Beer Co., Inc. (The), Class A.................    96,755     24,107,476
*   Bridgford Foods Corp.................................    17,369        490,501
#   Calavo Growers, Inc..................................   182,555     14,852,675
#   Cal-Maine Foods, Inc.................................   413,323     17,433,964
#   Casey's General Stores, Inc..........................    71,766      9,234,849
*   CCA Industries, Inc..................................    16,064         37,911
#*  Central Garden & Pet Co..............................   113,866      4,464,686
*   Central Garden & Pet Co., Class A....................   370,076     13,182,107
#*  Chefs' Warehouse, Inc. (The).........................   350,235     11,249,548
#   Coca-Cola Bottling Co. Consolidated..................    69,581     15,015,580
*   Coffee Holding Co., Inc..............................    11,600         70,528
*   Craft Brew Alliance, Inc.............................   376,673      6,200,038
*   Darling Ingredients, Inc............................. 1,790,986     38,094,272
#   Dean Foods Co........................................   549,057      2,289,568
#*  Edgewell Personal Care Co............................   540,560     21,325,092
#   Energizer Holdings, Inc..............................   569,884     27,012,502
#*  Farmer Brothers Co...................................   245,326      6,035,020
#   Flowers Foods, Inc...................................   148,884      2,927,059

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
CONSUMER STAPLES -- (Continued)
    Fresh Del Monte Produce, Inc.........................   419,007 $ 13,399,844
#*  Hostess Brands, Inc..................................   589,777    6,776,538
#   Ingles Markets, Inc., Class A........................   134,208    3,830,296
    Inter Parfums, Inc...................................   316,701   21,047,949
#   J&J Snack Foods Corp.................................   184,087   28,413,828
    John B. Sanfilippo & Son, Inc........................   184,999   12,626,182
    Lancaster Colony Corp................................   191,776   30,505,808
*   Landec Corp..........................................   246,261    3,125,052
*   Lifevantage Corp.....................................   189,249    2,810,348
*   Lifeway Foods, Inc...................................     4,241       11,917
#   Limoneira Co.........................................   187,134    4,122,562
    Mannatech, Inc.......................................     8,053      153,168
    Medifast, Inc........................................   209,321   26,634,004
#   MGP Ingredients, Inc.................................   199,256   14,304,588
#   National Beverage Corp...............................    73,976    6,202,148
#*  Natural Alternatives International, Inc..............    56,385      629,257
#*  Natural Grocers by Vitamin Cottage, Inc..............   233,632    3,191,413
#   Natural Health Trends Corp...........................    17,580      288,136
*   Nature's Sunshine Products, Inc......................    77,429      619,432
    Nu Skin Enterprises, Inc., Class A...................   350,762   23,027,525
    Oil-Dri Corp. of America.............................    49,869    1,323,523
#*  Orchids Paper Products Co............................     2,860        3,003
*   Performance Food Group Co............................   435,907   14,890,583
#*  Pilgrim's Pride Corp.................................    46,897      950,133
#   PriceSmart, Inc......................................   288,589   17,676,076
*   Primo Water Corp.....................................   477,889    6,226,894
#*  Pyxus International, Inc.............................   130,211    2,113,325
#*  Revlon, Inc., Class A................................   230,215    6,031,633
#*  RiceBran Technologies................................    92,809      303,485
#*  Rite Aid Corp........................................ 1,525,138    1,225,143
    Rocky Mountain Chocolate Factory, Inc................    37,409      321,717
#   Sanderson Farms, Inc.................................   317,453   39,078,464
#   Seaboard Corp........................................     1,587    6,132,438
*   Seneca Foods Corp., Class A..........................    68,636    1,962,990
*   Seneca Foods Corp., Class B..........................     2,794       81,026
*   Simply Good Foods Co. (The)..........................    37,421      740,562
#*  Smart & Final Stores, Inc............................   818,306    4,934,385
    SpartanNash Co.......................................   370,073    7,679,015
#   Spectrum Brands Holdings, Inc........................   229,635   12,832,004
#*  Sprouts Farmers Market, Inc.......................... 1,041,961   24,986,225
*   Tofutti Brands, Inc..................................     8,340       17,180
#   Tootsie Roll Industries, Inc.........................   196,621    6,812,918
#*  TreeHouse Foods, Inc.................................   552,881   32,266,135
#   Turning Point Brands, Inc............................   167,844    5,943,356
#*  United Natural Foods, Inc............................   526,751    6,900,438
    United-Guardian, Inc.................................    19,179      381,854
    Universal Corp.......................................   238,233   13,746,044
*   USANA Health Sciences, Inc...........................   204,769   23,978,450
#   Vector Group, Ltd.................................... 1,566,827   17,235,097
#   Village Super Market, Inc., Class A..................    89,869    2,416,577
#   WD-40 Co.............................................   171,694   31,205,385
#   Weis Markets, Inc....................................   164,656    7,989,109
                                                                    ------------
TOTAL CONSUMER STAPLES...................................            747,692,094
                                                                    ------------
ENERGY -- (4.7%)
*   Abraxas Petroleum Corp............................... 2,839,242    3,378,698
    Adams Resources & Energy, Inc........................    23,918      947,870
#*  Alta Mesa Resources, Inc., Class A...................   273,744      262,247
*   Apergy Corp..........................................   237,072    7,970,361

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
ENERGY -- (Continued)
#*  Approach Resources, Inc..............................     6,605 $     6,363
#   Arch Coal, Inc., Class A.............................   219,053  19,305,141
    Archrock, Inc........................................   629,013   5,937,883
*   Ardmore Shipping Corp................................   168,361     954,607
*   Aspen Aerogels, Inc..................................     7,990      21,733
*   Barnwell Industries, Inc.............................    32,713      46,138
#*  Basic Energy Services, Inc...........................   324,005   1,539,024
#*  Bonanza Creek Energy, Inc............................   257,830   5,942,981
#*  Bristow Group, Inc...................................   636,552   2,094,256
*   C&J Energy Services, Inc.............................     4,363      70,113
#*  Cactus, Inc., Class A................................   189,174   6,208,691
#*  California Resources Corp............................   301,492   6,075,064
#*  Callon Petroleum Co.................................. 2,365,256  19,253,184
#*  Carrizo Oil & Gas, Inc...............................   955,710  11,736,119
#*  Centennial Resource Development, Inc., Class A.......   133,093   1,752,835
#*  Chaparral Energy, Inc., Class A......................     3,312      25,469
#*  Chesapeake Energy Corp............................... 6,014,802  17,142,186
*   Clean Energy Fuels Corp.............................. 1,513,724   2,876,076
#*  Cloud Peak Energy, Inc...............................   376,049     140,304
*   CNX Resources Corp................................... 2,445,037  29,682,749
*   CONSOL Energy, Inc...................................    56,003   1,989,787
#*  Contango Oil & Gas Co................................   335,283   1,267,370
#   Core Laboratories NV.................................    81,607   5,505,208
#*  Covia Holdings Corp..................................     1,475       6,903
#   CVR Energy, Inc......................................   315,810  12,679,771
*   Dawson Geophysical Co................................   226,602     886,014
#   Delek US Holdings, Inc...............................   848,460  27,583,435
#*  Denbury Resources, Inc............................... 4,291,473   8,711,690
#   DHT Holdings, Inc.................................... 1,482,621   6,004,615
#*  Diamond Offshore Drilling, Inc.......................   357,508   3,907,562
*   Dorian LPG, Ltd......................................   322,721   1,768,511
#*  Dril-Quip, Inc.......................................   467,253  17,493,952
#*  Earthstone Energy, Inc., Class A.....................   255,771   1,542,299
#*  Eclipse Resources Corp...............................    26,812      30,834
#   EnLink Midstream LLC.................................   858,861   9,344,408
#   Ensco P.L.C., Class A................................ 4,486,161  19,739,108
#*  EP Energy Corp., Class A.............................    56,700      39,089
*   Era Group, Inc.......................................   371,714   3,501,546
    Evolution Petroleum Corp.............................   402,241   3,004,740
*   Exterran Corp........................................   285,958   4,964,231
#*  Extraction Oil & Gas, Inc............................   466,454   1,837,829
#*  Forum Energy Technologies, Inc....................... 1,144,288   5,618,454
#*  Frank's International NV.............................   273,528   1,556,374
#   GasLog, Ltd..........................................   536,921   9,626,994
*   Geospace Technologies Corp...........................   105,260   1,582,058
#*  Gevo, Inc............................................    21,653      56,514
*   Goodrich Petroleum Corp..............................    11,903     162,833
#   Green Plains, Inc....................................   378,957   5,384,979
*   Gulf Island Fabrication, Inc.........................   347,122   3,294,188
#*  Gulfport Energy Corp................................. 5,319,674  44,632,065
#*  Halcon Resources Corp................................ 2,516,886   4,127,693
    Hallador Energy Co...................................   119,325     675,976
*   Helix Energy Solutions Group, Inc.................... 1,778,663  12,148,268
#*  HighPoint Resources Corp............................. 1,640,856   4,594,397
#*  Hornbeck Offshore Services, Inc......................     2,380       3,142
*   Independence Contract Drilling, Inc..................   111,104     379,976
#*  International Seaways, Inc...........................   258,888   4,691,051
#*  ION Geophysical Corp.................................    84,287     756,054
#*  Jagged Peak Energy, Inc..............................    46,262     487,139

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
ENERGY -- (Continued)
*   Keane Group, Inc.....................................   498,467 $ 5,024,547
#*  Key Energy Services, Inc.............................    38,616      64,489
#*  KLX Energy Services Holdings, Inc....................   225,162   5,867,722
#*  Kosmos Energy, Ltd................................... 3,654,065  18,745,353
#*  Laredo Petroleum, Inc................................ 1,304,420   4,956,796
*   Lonestar Resources US, Inc., Class A.................    95,228     476,140
#   Mammoth Energy Services, Inc.........................    38,840     859,529
#*  Matador Resources Co................................. 1,179,055  22,991,572
*   Matrix Service Co....................................   328,534   7,047,054
#*  McDermott International, Inc......................... 1,843,148  16,256,565
*   Midstates Petroleum Co., Inc.........................   135,341   1,310,101
*   Mitcham Industries, Inc..............................   147,806     588,268
#   Murphy Oil Corp......................................    17,000     464,950
#   Nabors Industries, Ltd............................... 4,959,987  14,681,562
    NACCO Industries, Inc., Class A......................    49,195   1,676,566
*   Natural Gas Services Group, Inc......................    97,538   1,610,352
#*  NCS Multistage Holdings, Inc.........................    41,458     234,652
#*  Newpark Resources, Inc............................... 1,295,007  10,761,508
#*  Noble Corp. P.L.C.................................... 2,726,939   8,998,899
#   Nordic American Tankers, Ltd.........................    20,659      42,351
#*  Northern Oil and Gas, Inc............................ 1,379,226   3,489,442
#*  Oasis Petroleum, Inc................................. 3,014,758  18,148,843
*   Oceaneering International, Inc....................... 2,249,517  35,294,922
#*  Oil States International, Inc........................   581,931  10,020,852
*   Overseas Shipholding Group, Inc., Class A............   330,377     597,982
#*  Pacific Ethanol, Inc................................. 1,357,362   1,737,423
    Panhandle Oil and Gas, Inc., Class A.................   175,030   2,800,480
*   Par Pacific Holdings, Inc............................   206,116   3,351,446
*   Parker Drilling Co...................................     8,520       2,407
    Patterson-UTI Energy, Inc............................   819,234   9,937,308
    PBF Energy, Inc., Class A............................   550,617  20,163,595
*   PDC Energy, Inc......................................   791,247  25,770,915
    Peabody Energy Corp..................................    34,675   1,237,898
*   Penn Virginia Corp...................................   105,088   5,512,916
#*  PHI, Inc.............................................     4,419      17,676
#*  PHI, Inc. Non-Voting.................................    77,872     255,420
*   Pioneer Energy Services Corp.........................   848,020   1,255,070
*   Profire Energy, Inc..................................    29,217      48,792
#*  ProPetro Holding Corp................................   416,814   6,810,741
#*  QEP Resources, Inc................................... 2,475,390  20,471,475
#   Range Resources Corp................................. 1,419,135  15,653,059
#*  Renewable Energy Group, Inc..........................   543,380  15,703,682
#*  Resolute Energy Corp.................................    17,336     567,407
*   REX American Resources Corp..........................    52,182   3,805,633
*   RigNet, Inc..........................................    52,342     699,289
#*  Ring Energy, Inc.....................................   610,737   3,591,134
#*  Rowan Cos. P.L.C., Class A........................... 1,361,140  16,592,297
#   RPC, Inc.............................................   354,123   3,820,987
#*  SAExploration Holdings, Inc..........................     4,026      17,714
#*  Sanchez Energy Corp..................................   166,746      43,687
*   SandRidge Energy, Inc................................   121,393   1,006,348
#   Scorpio Tankers, Inc.................................   253,196   4,742,361
*   SEACOR Holdings, Inc.................................   157,414   6,515,365
#*  SEACOR Marine Holdings, Inc..........................   211,190   2,798,267
#*  Select Energy Services, Inc., Class A................   150,365   1,278,102
#   SemGroup Corp., Class A..............................   555,557   8,900,023
#   Ship Finance International, Ltd......................   518,151   6,300,716
*   SilverBow Resources, Inc.............................    13,410     325,997
    SM Energy Co......................................... 1,307,048  25,644,282

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
ENERGY -- (Continued)
#*  Smart Sand, Inc......................................    66,693 $    169,400
#   Solaris Oilfield Infrastructure, Inc., Class A.......   311,398    4,683,426
#*  Southwestern Energy Co............................... 5,365,160   23,445,749
#*  SRC Energy, Inc...................................... 3,316,843   16,318,868
*   Superior Drilling Products, Inc......................    45,377       83,947
#*  Superior Energy Services, Inc........................ 2,006,072    7,843,742
#*  Talos Energy, Inc....................................   169,065    3,229,141
#   Teekay Corp..........................................     8,100       28,431
#   Teekay Tankers, Ltd., Class A........................    10,432       10,432
*   TETRA Technologies, Inc.............................. 1,743,715    3,714,113
#*  Tidewater, Inc.......................................    25,865      556,615
#*  Ultra Petroleum Corp.................................   454,239      327,052
#*  Unit Corp............................................   627,210   10,010,272
#   US Silica Holdings, Inc..............................   335,325    4,520,181
#*  VAALCO Energy, Inc...................................   276,583      508,913
#*  W&T Offshore, Inc.................................... 1,665,476    8,393,999
#*  Whiting Petroleum Corp...............................   904,281   25,889,565
*   WildHorse Resource Development Corp..................   425,249    7,216,476
    World Fuel Services Corp.............................   471,640   11,739,120
                                                                    ------------
TOTAL ENERGY.............................................            911,237,520
                                                                    ------------
FINANCIALS -- (17.1%)
#   1st Constitution Bancorp.............................     9,649      187,384
    1st Source Corp......................................   221,565   10,059,051
    Access National Corp.................................    98,013    2,314,087
    ACNB Corp............................................     3,832      139,485
*   Allegiance Bancshares, Inc...........................    46,917    1,685,259
    A-Mark Precious Metals, Inc..........................    78,014    1,011,842
*   Ambac Financial Group, Inc...........................   307,586    5,819,527
    American Equity Investment Life Holding Co...........   884,286   27,695,838
    American National Bankshares, Inc....................    61,415    2,007,042
    American National Insurance Co.......................    67,453    9,388,783
    American River Bankshares............................     8,888      119,810
    Ameris Bancorp.......................................   425,397   16,143,816
    AMERISAFE, Inc.......................................   232,476   13,811,399
    AmeriServ Financial, Inc.............................   279,750    1,155,368
    Argo Group International Holdings, Ltd...............   191,545   12,783,713
#   Arrow Financial Corp.................................   137,916    4,392,625
#   Artisan Partners Asset Management, Inc., Class A.....   518,588   12,093,472
#*  Ashford, Inc.........................................     7,739      503,035
    Aspen Insurance Holdings, Ltd........................   871,501   36,367,737
    Associated Banc-Corp................................. 1,273,218   27,565,170
    Assured Guaranty, Ltd................................   104,906    4,254,987
    Asta Funding, Inc....................................     5,727       24,397
    Atlantic American Corp...............................    20,640       56,760
*   Atlantic Capital Bancshares, Inc.....................   105,310    1,904,005
*   Atlanticus Holdings Corp.............................    73,372      275,879
*   Atlas Financial Holdings, Inc........................   142,644    1,268,105
    Auburn National Bancorporation, Inc..................     2,786       90,712
#*  Axos Financial, Inc..................................   539,781   16,387,751
#   Banc of California, Inc..............................   425,376    6,201,982
    BancFirst Corp.......................................   208,490   11,191,743
*   Bancorp, Inc. (The)..................................   728,398    6,176,815
#   BancorpSouth Bank.................................... 1,522,695   44,432,240
    Bank of Commerce Holdings............................    41,455      443,154
#   Bank of Hawaii Corp..................................   381,026   29,464,741
    Bank of Marin Bancorp................................    88,653    3,718,107
    Bank of NT Butterfield & Son, Ltd. (The).............    69,991    2,453,185
    Bank of South Carolina Corp..........................       508        9,428

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
#   Bank OZK.............................................   121,636 $ 3,690,436
    BankFinancial Corp...................................   134,611   2,019,165
    BankUnited, Inc......................................     7,748     261,960
#   Bankwell Financial Group, Inc........................     5,431     156,956
    Banner Corp..........................................   349,465  19,059,821
    Bar Harbor Bankshares................................    80,241   1,920,167
*   Baycom Corp..........................................    14,855     320,868
    BCB Bancorp, Inc.....................................    56,839     667,290
    Beneficial Bancorp, Inc..............................   680,570  10,610,086
*   Berkshire Bancorp, Inc...............................     9,100     119,938
    Berkshire Hills Bancorp, Inc.........................   396,380  10,801,355
    BGC Partners, Inc., Class A..........................    20,459     126,641
*   Blucora, Inc.........................................   304,434   8,983,847
#   Blue Capital Reinsurance Holdings, Ltd...............    49,976     341,336
    Blue Hills Bancorp, Inc..............................    78,377   1,852,832
    Boston Private Financial Holdings, Inc............... 1,159,452  13,449,643
#   Bridge Bancorp, Inc..................................   134,333   4,136,113
*   Brighthouse Financial, Inc...........................    10,116     377,731
    BrightSphere Investment Group P.L.C..................   539,000   6,667,430
    Brookline Bancorp, Inc...............................   753,537  11,205,095
    Bryn Mawr Bank Corp..................................   193,567   7,160,043
*   BSB Bancorp, Inc.....................................    24,432     788,176
    C&F Financial Corp...................................    17,291     864,204
    Cadence BanCorp......................................   396,834   7,440,637
#   California First National Bancorp....................    12,327     188,048
#   Cambridge Bancorp....................................     6,850     521,285
    Camden National Corp.................................   159,599   6,466,951
*   Cannae Holdings, Inc.................................    60,953   1,178,831
    Capital City Bank Group, Inc.........................    97,188   2,332,512
#   Capitol Federal Financial, Inc....................... 1,902,005  24,478,804
#   Capstar Financial Holdings, Inc......................    31,799     507,194
    Carolina Financial Corp..............................   101,821   3,525,043
#   Cathay General Bancorp............................... 1,511,572  56,109,553
#   CBTX, Inc............................................     1,930      62,243
    CenterState Banks Corp...............................   685,277  16,994,870
    Central Pacific Financial Corp.......................   276,220   7,908,179
    Central Valley Community Bancorp.....................    21,526     425,569
    Century Bancorp, Inc., Class A.......................    20,419   1,585,127
    Chemical Financial Corp..............................   622,548  27,678,484
    Chemung Financial Corp...............................     1,431      59,988
    Citizens & Northern Corp.............................    50,241   1,259,542
#   Citizens Community Bancorp, Inc......................     2,440      28,670
#   Citizens First Corp..................................       400       8,760
    Citizens Holding Co..................................     2,717      59,665
#*  Citizens, Inc........................................   201,927   1,431,662
#   City Holding Co......................................   150,502  10,787,983
    Civista Bancshares, Inc..............................    23,163     433,843
    CNB Financial Corp...................................   101,114   2,555,151
    CNO Financial Group, Inc.............................   862,479  15,421,125
    Codorus Valley Bancorp, Inc..........................     9,797     216,514
#   Cohen & Steers, Inc..................................   331,842  12,487,214
    Colony Bankcorp, Inc.................................    13,230     207,446
#   Columbia Banking System, Inc......................... 1,046,459  38,457,368
#   Community Bank System, Inc...........................   620,520  37,200,174
*   Community Bankers Trust Corp.........................   107,588     802,606
    Community Trust Bancorp, Inc.........................   173,510   7,046,241
    Community West Bancshares............................     6,650      67,498
    ConnectOne Bancorp, Inc..............................   314,091   6,281,820
#*  Consumer Portfolio Services, Inc.....................   225,695     866,669

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
#*  Cowen, Inc...........................................   145,583 $ 2,354,077
#   Crawford & Co., Class A..............................   223,615   2,139,996
    Crawford & Co., Class B..............................   194,128   1,873,335
*   Customers Bancorp, Inc...............................   375,988   7,395,684
#   CVB Financial Corp................................... 1,347,879  29,532,029
    Diamond Hill Investment Group, Inc...................    39,062   6,054,610
    Dime Community Bancshares, Inc.......................   410,146   8,088,079
    Donegal Group, Inc., Class A.........................   250,881   3,304,103
    Donegal Group, Inc., Class B.........................     5,267      65,495
#*  Donnelley Financial Solutions, Inc...................   764,791  11,196,540
    Eagle Bancorp Montana, Inc...........................       225       4,023
#*  Eagle Bancorp, Inc...................................   346,646  19,023,932
#   Eaton Vance Corp.....................................    53,596   2,064,518
*   eHealth, Inc.........................................   253,128  15,481,308
#*  Elevate Credit, Inc..................................   100,832     448,702
    EMC Insurance Group, Inc.............................   131,516   4,324,246
    Employers Holdings, Inc..............................   339,913  14,402,114
#*  Encore Capital Group, Inc............................   307,447   9,081,984
*   Enova International, Inc.............................   462,337  10,656,868
*   Enstar Group, Ltd....................................    44,633   7,944,674
*   Entegra Financial Corp...............................    25,443     594,348
    Enterprise Bancorp, Inc..............................    26,271     849,867
    Enterprise Financial Services Corp...................   247,199  10,908,892
*   Equity Bancshares, Inc., Class A.....................    77,745   2,468,404
    ESSA Bancorp, Inc....................................    49,020     738,241
*   Essent Group, Ltd....................................   536,705  21,334,024
    Evans Bancorp, Inc...................................    16,543     579,005
    Evercore, Inc., Class A..............................   299,842  26,820,867
#*  EZCORP, Inc., Class A................................   482,351   4,495,511
#   Farmers & Merchants Bancorp, Inc.....................     3,963     124,953
    Farmers National Banc Corp...........................   116,784   1,514,688
    FB Financial Corp....................................    13,346     441,486
    FBL Financial Group, Inc., Class A...................   157,496  11,059,369
    Federal Agricultural Mortgage Corp., Class A.........     2,089     142,104
    Federal Agricultural Mortgage Corp., Class C.........    88,881   6,288,331
#   Federated Investors, Inc., Class B................... 1,156,752  30,225,930
    FedNat Holding Co....................................   162,898   2,950,083
    Fidelity Southern Corp...............................   333,768  10,166,573
    Financial Institutions, Inc..........................   166,786   4,473,201
*   First Acceptance Corp................................    13,967      15,783
    First Bancorp........................................   286,053  10,518,169
    First BanCorp........................................ 1,848,963  19,691,456
    First Bancorp, Inc...................................    79,161   2,047,895
    First Bancshares, Inc. (The).........................    28,716     930,686
    First Bank...........................................    13,345     149,998
    First Busey Corp.....................................   462,335  11,447,415
    First Business Financial Services, Inc...............    34,590     713,938
    First Choice Bancorp.................................    16,713     361,168
    First Commonwealth Financial Corp....................   986,894  13,421,758
    First Community Bancshares, Inc......................   163,432   5,605,718
    First Community Corp.................................     1,276      26,158
    First Defiance Financial Corp........................   173,964   4,902,306
#   First Financial Bancorp.............................. 1,063,012  27,989,106
#   First Financial Bankshares, Inc......................   493,222  30,135,864
    First Financial Corp.................................    50,310   2,086,356
    First Financial Northwest, Inc.......................    89,174   1,350,986
#*  First Foundation, Inc................................   284,653   4,136,008
    First Hawaiian, Inc..................................    39,044   1,004,602
    First Internet Bancorp...............................    56,922   1,138,440

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    First Interstate BancSystem, Inc., Class A...........   437,528 $17,028,590
    First Merchants Corp.................................   526,248  19,276,464
#   First Mid-Illinois Bancshares, Inc...................    23,520     766,282
    First Midwest Bancorp, Inc........................... 1,262,990  27,811,040
    First Northwest Bancorp..............................    34,426     525,685
    First of Long Island Corp. (The).....................   217,110   4,498,519
    First United Corp....................................    13,824     223,949
    First US Bancshares, Inc.............................       878       8,561
    FirstCash, Inc.......................................   625,879  51,591,206
#*  Flagstar Bancorp, Inc................................   445,860  13,754,781
    Flushing Financial Corp..............................   297,854   6,606,402
#   FNB Corp.............................................   243,245   2,833,804
#*  Franklin Financial Network, Inc......................   164,273   5,235,381
    FS Bancorp, Inc......................................    12,462     605,030
#   Fulton Financial Corp................................ 2,086,869  33,494,247
#   GAIN Capital Holdings, Inc...........................   352,767   2,282,402
    GAMCO Investors, Inc., Class A.......................    98,200   1,959,090
*   Genworth Financial, Inc., Class A....................   673,113   3,257,867
#   German American Bancorp, Inc.........................   196,461   5,746,484
    Glacier Bancorp, Inc.................................   932,686  39,340,695
    Global Indemnity, Ltd................................    70,732   2,327,083
#*  Goosehead Insurance, Inc., Class A...................     2,000      57,480
#*  Great Elm Capital Group, Inc.........................     1,125       3,521
    Great Southern Bancorp, Inc..........................   146,547   7,816,817
    Great Western Bancorp, Inc...........................   433,167  15,286,463
*   Green Dot Corp., Class A.............................   564,340  41,772,447
#   Greenhill & Co., Inc.................................   289,502   7,254,920
#*  Greenlight Capital Re, Ltd., Class A.................   643,985   6,678,124
#   Guaranty Bancshares, Inc.............................     4,273     128,190
    Guaranty Federal Bancshares, Inc.....................     2,898      65,205
*   Hallmark Financial Services, Inc.....................   165,862   1,608,861
#   Hamilton Lane, Inc., Class A.........................    95,726   3,471,982
    Hancock Whitney Corp.................................   344,302  14,143,926
    Hanmi Financial Corp.................................   445,998   9,780,736
    Hanover Insurance Group, Inc. (The)..................     8,870   1,011,535
#*  HarborOne Bancorp, Inc...............................    36,360     551,945
    Hawthorn Bancshares, Inc.............................       881      20,140
#   HCI Group, Inc.......................................   211,306  10,011,678
#*  Health Insurance Innovations, Inc., Class A..........    55,557   2,130,055
#   Heartland Financial USA, Inc.........................   252,545  11,455,441
    Heritage Commerce Corp...............................   546,086   7,246,561
#   Heritage Financial Corp..............................   278,264   8,620,619
    Heritage Insurance Holdings, Inc.....................    75,851   1,101,357
    Hilltop Holdings, Inc................................ 1,076,042  19,809,933
    Hingham Institution for Savings......................     8,925   1,650,233
*   HMN Financial, Inc...................................    31,110     618,778
    Home Bancorp, Inc....................................     7,076     250,207
#   Home BancShares, Inc................................. 1,202,921  22,025,484
*   HomeStreet, Inc......................................   305,199   7,468,220
    HomeTrust Bancshares, Inc............................    51,389   1,387,503
#   Hope Bancorp, Inc.................................... 1,828,797  26,170,085
    HopFed Bancorp, Inc..................................     7,872     154,449
    Horace Mann Educators Corp...........................   334,846  13,946,336
    Horizon Bancorp, Inc.................................   343,946   5,551,288
    Houlihan Lokey, Inc..................................   206,024   9,114,502
#*  Howard Bancorp, Inc..................................    36,073     462,817
    IBERIABANK Corp......................................   130,463   9,639,911
#*  Impac Mortgage Holdings, Inc.........................     1,594       5,595
    Independence Holding Co..............................     4,021     143,791

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
#   Independent Bank Corp................................   299,128 $23,864,432
    Independent Bank Corp................................    26,958     597,389
    Independent Bank Group, Inc..........................   244,189  12,883,412
#   Interactive Brokers Group, Inc., Class A.............   368,463  18,570,535
    International Bancshares Corp........................   736,605  26,127,379
*   INTL. FCStone, Inc...................................   191,491   7,320,701
    Investar Holding Corp................................     1,068      24,628
    Investment Technology Group, Inc.....................   254,352   7,696,692
    Investors Bancorp, Inc...............................   124,767   1,514,671
    Investors Title Co...................................    12,270   2,119,397
    James River Group Holdings, Ltd......................   178,307   6,877,301
#   Janus Henderson Group P.L.C..........................    61,289   1,337,939
#   Kearny Financial Corp................................   822,145  10,556,342
#   Kemper Corp..........................................   538,526  40,486,385
    Kentucky First Federal Bancorp.......................    11,174      86,599
    Kingstone Cos., Inc..................................   101,878   1,675,893
#   Kinsale Capital Group, Inc...........................    29,009   1,682,522
    Ladenburg Thalmann Financial Services, Inc...........   944,340   2,719,699
    Lake Shore Bancorp, Inc..............................       537       8,592
#   Lakeland Bancorp, Inc................................   467,740   7,320,131
    Lakeland Financial Corp..............................   266,440  11,997,793
    Landmark Bancorp, Inc................................     6,086     140,343
    LegacyTexas Financial Group, Inc.....................   601,585  23,967,146
    Legg Mason, Inc......................................   457,541  13,634,722
#*  LendingClub Corp..................................... 3,411,992  10,884,254
#*  LendingTree, Inc.....................................   114,834  34,029,908
*   Limestone Bancorp, Inc...............................       780      11,326
#   Live Oak Bancshares, Inc.............................    50,688     704,563
    Macatawa Bank Corp...................................   322,731   3,149,855
    Mackinac Financial Corp..............................    47,310     745,133
*   Magyar Bancorp, Inc..................................     1,800      21,150
    Maiden Holdings, Ltd................................. 2,430,950   3,135,926
#*  Malvern Bancorp, Inc.................................     5,436     113,721
#   Manning & Napier, Inc................................    37,623      80,137
    Marlin Business Services Corp........................   134,676   2,988,460
    MB Financial, Inc....................................   818,499  36,324,986
#*  MBIA, Inc............................................   916,934   8,811,736
    MBT Financial Corp...................................   171,951   1,721,230
#   Medley Management, Inc., Class A.....................     2,000       9,560
    Mercantile Bank Corp.................................   138,315   4,592,058
#   Merchants Bancorp....................................     5,330     104,308
#   Mercury General Corp.................................   622,919  32,204,912
    Meridian Bancorp, Inc................................   561,254   8,887,457
#   Meta Financial Group, Inc............................   310,374   7,309,308
*   MGIC Investment Corp.................................   138,474   1,728,156
#   Mid Penn Bancorp, Inc................................     2,649      61,324
    Midland States Bancorp, Inc..........................    68,898   1,661,131
#   MidSouth Bancorp, Inc................................   132,782   1,516,370
    MidWestOne Financial Group, Inc......................    24,306     673,519
    Moelis & Co., Class A................................   315,613  13,808,069
    Morningstar, Inc.....................................    42,130   5,230,439
#*  Mr Cooper Group, Inc.................................    48,533     746,923
    MSB Financial Corp...................................     1,139      20,217
    MutualFirst Financial, Inc...........................    41,850   1,213,650
    National Bank Holdings Corp., Class A................   323,976  10,354,273
#   National Bankshares, Inc.............................       236       8,196
*   National Commerce Corp...............................    70,130   2,855,343
    National General Holdings Corp.......................   654,837  15,814,314
*   National Holdings Corp...............................     2,600       8,190

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    National Western Life Group, Inc., Class A...........    13,154 $ 3,989,608
    Navient Corp......................................... 1,608,227  18,333,788
    Navigators Group, Inc. (The).........................   202,188  14,112,722
#   NBT Bancorp, Inc.....................................   468,402  16,684,479
#   Nelnet, Inc., Class A................................   304,218  16,001,867
>>  NewStar Financial, Inc...............................   274,446      53,435
*   Nicholas Financial, Inc..............................    54,117     569,311
#*  Nicolet Bankshares, Inc..............................     8,584     469,459
#*  NMI Holdings, Inc., Class A..........................   436,008   9,592,176
#   Northeast Bancorp....................................    28,746     566,871
#   Northfield Bancorp, Inc..............................   528,776   7,566,785
    Northrim BanCorp, Inc................................    59,939   1,985,779
#   Northwest Bancshares, Inc............................ 1,399,385  24,685,151
    Norwood Financial Corp...............................     9,074     266,050
    OceanFirst Financial Corp............................   448,675  10,772,687
#*  Ocwen Financial Corp.................................   834,226   1,401,500
    OFG Bancorp..........................................   425,122   8,238,864
#   Ohio Valley Banc Corp................................     6,595     236,629
#   Old Line Bancshares, Inc.............................   104,370   2,819,034
#   Old National Bancorp................................. 1,631,797  26,337,204
    Old Second Bancorp, Inc..............................   222,131   3,116,498
*   On Deck Capital, Inc................................. 1,056,865   7,947,625
*   OneMain Holdings, Inc................................    46,938   1,402,977
    Oppenheimer Holdings, Inc., Class A..................    67,039   1,805,360
    Opus Bank............................................   218,054   4,557,329
#   Oritani Financial Corp...............................   532,548   8,978,759
    Orrstown Financial Services, Inc.....................    11,753     221,309
*   Pacific Mercantile Bancorp...........................   113,244     890,098
*   Pacific Premier Bancorp, Inc.........................   452,702  13,467,884
#   PacWest Bancorp......................................    32,527   1,255,217
#   Park National Corp...................................    83,659   7,865,619
    Parke Bancorp, Inc...................................    11,965     234,753
    Patriot National Bancorp, Inc........................       424       6,265
    PCSB Financial Corp..................................     9,422     191,361
    Peapack Gladstone Financial Corp.....................   184,440   4,922,704
    Penns Woods Bancorp, Inc.............................    23,445     828,312
#   Pennymac Financial Services, Inc.....................   258,518   5,346,152
    Peoples Bancorp of North Carolina, Inc...............     4,704     122,304
    Peoples Bancorp, Inc.................................   189,113   6,051,616
    People's Utah Bancorp................................   115,698   3,401,521
    Pinnacle Financial Partners, Inc.....................     2,115     113,724
    Piper Jaffray Cos....................................    68,956   4,760,033
#   PJT Partners, Inc., Class A..........................   161,004   7,000,454
    Popular, Inc.........................................   450,378  24,595,143
#*  PRA Group, Inc.......................................   581,975  17,174,082
    Preferred Bank.......................................   156,454   7,284,498
    Premier Financial Bancorp, Inc.......................    75,429   1,076,372
    Primerica, Inc.......................................   257,384  28,922,240
    ProAssurance Corp....................................   701,935  29,944,547
    Protective Insurance Corp., Class A..................     1,471      27,581
    Protective Insurance Corp., Class B..................    75,622   1,393,713
#*  Provident Bancorp, Inc...............................     1,929      43,615
    Provident Financial Holdings, Inc....................    66,843   1,136,331
    Provident Financial Services, Inc....................   513,613  12,691,377
    Prudential Bancorp, Inc..............................    16,313     297,549
    Pzena Investment Management, Inc., Class A...........   193,119   1,691,722
    QCR Holdings, Inc....................................   116,611   3,995,093
    Radian Group, Inc....................................    11,900     228,956
    RBB Bancorp..........................................    13,446     250,768

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
*   Regional Management Corp.............................   120,986 $ 3,324,695
    Renasant Corp........................................   537,764  19,101,377
    Republic Bancorp, Inc., Class A......................    90,945   3,791,497
#*  Republic First Bancorp, Inc..........................   255,383   1,506,760
    Riverview Bancorp, Inc...............................   208,767   1,555,314
#   RLI Corp.............................................   471,694  31,136,521
    S&T Bancorp, Inc.....................................   322,521  12,391,257
#*  Safeguard Scientifics, Inc...........................   346,583   3,289,073
    Safety Insurance Group, Inc..........................   186,277  15,332,460
    Salisbury Bancorp, Inc...............................     2,658     107,064
    Sandy Spring Bancorp, Inc............................   298,969   9,749,379
#   SB Financial Group, Inc..............................       790      14,473
#   SB One Bancorp.......................................    28,371     621,325
#*  Seacoast Banking Corp. of Florida....................   387,006  10,650,405
*   Security National Financial Corp., Class A...........     2,314      12,219
*   Select Bancorp, Inc..................................    23,854     288,633
#   Selective Insurance Group, Inc.......................   763,279  46,498,957
#   ServisFirst Bancshares, Inc..........................   404,684  13,658,085
    Shore Bancshares, Inc................................    47,360     705,664
    SI Financial Group, Inc..............................    27,958     360,099
    Sierra Bancorp.......................................   150,899   4,013,913
    Silvercrest Asset Management Group, Inc., Class A....    28,209     375,744
#   Simmons First National Corp., Class A................   915,465  22,648,604
*   SLM Corp.............................................       332       3,556
*   SmartFinancial, Inc..................................    16,846     325,128
    Sound Financial Bancorp, Inc.........................       100       3,332
    South State Corp.....................................   357,965  23,750,978
*   Southern First Bancshares, Inc.......................    64,286   2,313,653
    Southern Missouri Bancorp, Inc.......................    24,092     848,279
    Southern National Bancorp of Virginia, Inc...........    58,595     883,613
#   Southside Bancshares, Inc............................   325,438  10,736,200
    Southwest Georgia Financial Corp.....................     1,844      40,494
#   State Auto Financial Corp............................   182,195   6,194,630
    Sterling Bancorp..................................... 1,587,446  30,542,461
    Stewart Information Services Corp....................   368,410  16,375,824
#   Stifel Financial Corp................................   430,746  20,619,811
    Stock Yards Bancorp, Inc.............................   230,865   7,981,003
    Summit Financial Group, Inc..........................    15,223     358,197
    Summit State Bank....................................       743       8,678
    Synovus Financial Corp...............................   514,517  18,224,192
    TCF Financial Corp................................... 2,107,424  46,700,516
    Territorial Bancorp, Inc.............................    75,872   2,092,550
*   Texas Capital Bancshares, Inc........................   171,989  10,021,799
#   TFS Financial Corp...................................     3,633      59,254
*   Third Point Reinsurance, Ltd.........................    90,481     950,955
    Timberland Bancorp, Inc..............................    94,400   2,654,528
    Tiptree, Inc.........................................   325,653   1,937,635
    Tompkins Financial Corp..............................   143,726  10,569,610
    Towne Bank...........................................   562,513  14,602,837
    TriCo Bancshares.....................................   232,156   8,756,924
#*  TriState Capital Holdings, Inc.......................   342,669   6,976,741
#*  Triumph Bancorp, Inc.................................    83,415   2,540,821
#*  Trupanion, Inc.......................................    16,704     443,491
#   TrustCo Bank Corp. NY................................ 1,182,353   9,175,059
#   Trustmark Corp.......................................   889,251  28,038,084
#   UMB Financial Corp...................................   500,123  32,187,916
    Umpqua Holdings Corp.................................     8,197     144,923
*   Unico American Corp..................................    11,600      73,022
#   Union Bankshares Corp................................   542,276  17,114,231

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
FINANCIALS -- (Continued)
    Union Bankshares, Inc................................     2,252 $      107,308
    United Bancshares, Inc...............................       900         20,241
#   United Bankshares, Inc...............................   708,499     25,059,610
    United Community Banks, Inc..........................   903,080     23,227,218
    United Community Financial Corp......................   652,247      6,183,302
    United Financial Bancorp, Inc........................   500,341      7,410,050
    United Fire Group, Inc...............................   153,115      7,961,980
#   United Insurance Holdings Corp.......................   366,049      5,973,920
    United Security Bancshares...........................    38,816        398,252
    Unity Bancorp, Inc...................................    44,040        872,432
    Universal Insurance Holdings, Inc....................   329,354     12,423,233
    Univest Financial Corp...............................   295,358      6,937,959
#   Valley National Bancorp.............................. 1,864,055     18,845,596
    Value Line, Inc......................................    26,515        568,747
#*  Veritex Holdings, Inc................................   382,715     10,126,639
*   Victory Capital Holdings, Inc., Class A..............    20,191        220,082
#   Virtu Financial, Inc., Class A.......................    85,721      2,190,172
#   Virtus Investment Partners, Inc......................   102,252      9,199,612
#   Waddell & Reed Financial, Inc., Class A..............   960,621     16,445,832
    Walker & Dunlop, Inc.................................   370,541     17,811,906
    Washington Federal, Inc..............................   822,779     23,934,641
    Washington Trust Bancorp, Inc........................   178,355      9,281,594
    Waterstone Financial, Inc............................   246,013      3,862,404
    WesBanco, Inc........................................   496,002     20,142,641
    West Bancorporation, Inc.............................   160,808      3,463,804
#   Westamerica Bancorporation...........................   200,757     12,579,434
    Western New England Bancorp, Inc.....................   267,550      2,474,838
    Westwood Holdings Group, Inc.........................   125,841      4,608,297
#   White Mountains Insurance Group, Ltd.................    16,233     14,505,484
    Wintrust Financial Corp..............................   211,625     15,055,002
#   WisdomTree Investments, Inc..........................   801,142      5,367,651
#*  World Acceptance Corp................................    87,842      9,108,337
    WSFS Financial Corp..................................   296,577     12,506,652
    WVS Financial Corp...................................     4,423         68,645
                                                                    --------------
TOTAL FINANCIALS.........................................            3,308,333,100
                                                                    --------------
HEALTH CARE -- (7.9%)
#*  Abeona Therapeutics, Inc.............................    34,916        237,080
#*  AC Immune SA.........................................       172            709
#*  Acadia Healthcare Co., Inc...........................   773,632     21,166,572
#*  Accuray, Inc......................................... 1,021,813      4,495,977
    Aceto Corp...........................................   297,901        360,460
#*  Achaogen, Inc........................................    14,087         21,271
#*  Achieve Life Sciences, Inc...........................    32,594         48,565
*   Achillion Pharmaceuticals, Inc....................... 2,134,301      4,674,119
#*  Aclaris Therapeutics, Inc............................   214,753      1,496,828
*   Acorda Therapeutics, Inc.............................   495,415      8,238,751
#*  Adamas Pharmaceuticals, Inc..........................    42,637        383,733
*   Adamis Pharmaceuticals Corp..........................    45,415        139,424
*   Addus HomeCare Corp..................................   240,963     14,493,924
*   Aduro Biotech, Inc...................................   158,739        473,042
#*  Adverum Biotechnologies, Inc.........................   281,939        896,566
#*  Aeglea BioTherapeutics, Inc..........................   113,859      1,040,671
*   Affimed NV...........................................    89,567        307,215
#*  AgeX Therapeutics, Inc...............................     7,312         28,297
#*  Agios Pharmaceuticals, Inc...........................    18,741      1,004,518
#*  Akebia Therapeutics, Inc.............................   307,858      1,696,298
*   Akorn, Inc...........................................   657,008      2,470,350
#*  Albireo Pharma, Inc..................................    42,871      1,114,646

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
HEALTH CARE -- (Continued)
#*  Alder Biopharmaceuticals, Inc........................   353,693 $ 4,979,997
#*  Alliqua BioMedical, Inc..............................     5,362      13,083
*   Allscripts Healthcare Solutions, Inc................. 2,465,180  29,064,472
#*  Alphatec Holdings, Inc...............................    23,840      30,992
#*  Altimmune, Inc.......................................    34,798     111,006
#*  AMAG Pharmaceuticals, Inc............................    73,626   1,205,258
*   Amedisys, Inc........................................   364,629  47,824,740
#*  American Renal Associates Holdings, Inc..............   302,164   3,662,228
*   American Shared Hospital Services....................    10,189      25,574
#*  Amicus Therapeutics, Inc.............................   252,248   3,037,066
#*  AMN Healthcare Services, Inc.........................   519,275  33,643,827
#*  Amneal Pharmaceuticals, Inc..........................   120,520   1,479,986
*   Amphastar Pharmaceuticals, Inc.......................   485,133  11,041,627
#*  AnaptysBio, Inc......................................     3,171     210,301
#*  AngioDynamics, Inc...................................   354,305   7,475,836
#*  ANI Pharmaceuticals, Inc.............................   200,915  10,797,172
#*  Anika Therapeutics, Inc..............................   272,255  10,342,967
#*  Apollo Endosurgery, Inc..............................     6,591      22,871
*   Apollo Medical Holdings, Inc.........................     2,107      41,150
#*  Applied Genetic Technologies Corp....................   174,922     517,769
#*  Aptevo Therapeutics, Inc.............................   506,930     811,088
    Apyx Medical Corp....................................    65,506     567,937
*   Aquinox Pharmaceuticals, Inc.........................    50,332     115,764
#*  Aratana Therapeutics, Inc............................   530,878   2,351,790
*   Aravive, Inc.........................................    44,493     178,862
#*  Ardelyx, Inc.........................................   771,324   1,619,780
#*  Arena Pharmaceuticals, Inc...........................    67,110   3,085,047
*   Assembly Biosciences, Inc............................    37,925     863,932
#*  Assertio Therapeutics, Inc...........................   642,175   2,864,101
#*  Atara Biotherapeutics, Inc...........................   107,377   4,080,326
    Atrion Corp..........................................    11,567   8,627,131
*   Audentes Therapeutics, Inc...........................    86,645   2,148,796
*   Avanos Medical, Inc..................................   481,467  21,930,822
#*  Bellicum Pharmaceuticals, Inc........................    32,719     107,973
#*  Biocept, Inc.........................................    30,580      60,242
#*  BioDelivery Sciences International, Inc..............    18,396      84,990
#*  BioLife Solutions, Inc...............................     1,638      24,029
#*  BioScrip, Inc........................................   778,747   2,826,852
*   BioSpecifics Technologies Corp.......................   115,629   7,513,572
#*  BioTelemetry, Inc....................................   443,650  31,862,943
#*  BioTime, Inc.........................................    73,137     103,123
#*  Blueprint Medicines Corp.............................     8,044     579,892
*   Brookdale Senior Living, Inc......................... 3,685,941  30,040,419
#*  Calithera Biosciences, Inc...........................   270,327   1,205,658
#*  Calyxt, Inc..........................................     3,732      49,524
#*  Cambrex Corp.........................................   348,547  15,214,077
    Cantel Medical Corp..................................   343,429  27,961,989
#*  Capital Senior Living Corp...........................   536,755   3,741,182
#*  CASI Pharmaceuticals, Inc............................     4,800      16,608
*   Castlight Health, Inc., Class B......................   414,968   1,232,455
*   Catabasis Pharmaceuticals, Inc.......................     6,207      39,539
*   Catalyst Biosciences, Inc............................   152,680   1,342,057
#*  Catalyst Pharmaceuticals, Inc........................   118,977     299,822
#*  Cellectar Biosciences, Inc...........................     7,100      13,845
#*  Cellular Biomedicine Group, Inc......................     3,935      69,925
#*  Champions Oncology, Inc..............................    51,480     629,600
#*  Check Cap, Ltd.......................................    23,382      82,772
    Chemed Corp..........................................    36,278  10,808,667
*   ChemoCentryx, Inc....................................   327,138   4,004,169

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
HEALTH CARE -- (Continued)
*   Chimerix, Inc........................................   672,878 $ 1,567,806
#*  Cidara Therapeutics, Inc.............................    12,188      35,345
*   Civitas Solutions, Inc...............................   181,522   3,218,385
#*  Clearside Biomedical, Inc............................    27,283      32,194
#*  Clementia Pharmaceuticals, Inc.......................     2,928      39,792
#*  Clovis Oncology, Inc.................................    83,542   2,118,625
#*  Collegium Pharmaceutical, Inc........................   132,945   2,128,449
#*  Community Health Systems, Inc........................   676,344   2,664,795
#   Computer Programs & Systems, Inc.....................    80,457   2,111,192
*   Concert Pharmaceuticals, Inc.........................   413,372   5,849,214
    CONMED Corp..........................................   253,667  17,845,473
#*  Corcept Therapeutics, Inc............................   534,709   5,978,047
*   CorVel Corp..........................................   179,800  11,232,106
#*  Corvus Pharmaceuticals, Inc..........................   144,054     574,775
#*  CRISPR Therapeutics AG...............................       200       6,486
*   Cross Country Healthcare, Inc........................   437,719   4,215,234
#*  CryoLife, Inc........................................   469,203  13,095,456
*   Cumberland Pharmaceuticals, Inc......................   138,305     739,932
*   Cutera, Inc..........................................   272,226   3,909,165
#*  Cymabay Therapeutics, Inc............................   243,262   2,116,379
*   CynergisTek, Inc.....................................    13,560      63,732
#*  Cytokinetics, Inc....................................    37,911     266,514
#*  CytomX Therapeutics, Inc.............................    12,345     209,618
#*  Deciphera Pharmaceuticals, Inc.......................    21,756     584,584
#*  Dermira, Inc.........................................   509,527   3,362,878
    Digirad Corp.........................................   125,409      88,476
#*  Diplomat Pharmacy, Inc...............................   209,926   3,043,927
#*  Eagle Pharmaceuticals, Inc...........................    28,259   1,194,225
*   Eiger BioPharmaceuticals, Inc........................     5,428      75,883
*   Electromed, Inc......................................    41,622     236,625
#*  Emergent BioSolutions, Inc...........................   448,256  27,966,692
#*  Enanta Pharmaceuticals, Inc..........................   233,098  18,514,974
#*  Endo International P.L.C............................. 1,791,697  17,469,046
#*  Endologix Inc........................................   155,855     118,060
    Ensign Group, Inc. (The).............................   521,260  22,711,298
*   Enzo Biochem, Inc....................................   552,771   2,078,419
#*  Epizyme, Inc.........................................   255,912   2,615,421
#*  Evolent Health, Inc., Class A........................   699,736  12,371,332
#*  Five Prime Therapeutics, Inc.........................   199,688   2,246,490
#*  Flexion Therapeutics, Inc............................    20,678     303,760
*   FONAR Corp...........................................    51,665   1,141,797
#*  G1 Therapeutics, Inc.................................    29,588     632,887
*   Genomic Health, Inc..................................    85,923   6,513,823
#*  Global Blood Therapeutics, Inc.......................   113,499   5,437,737
#*  Globus Medical, Inc., Class A........................   182,848   8,237,302
#*  GlycoMimetics, Inc...................................   238,444   2,670,573
#*  Haemonetics Corp.....................................   227,061  22,458,604
#*  Halozyme Therapeutics, Inc...........................   426,628   6,902,841
*   Harvard Bioscience, Inc..............................   503,366   1,726,545
#*  HealthEquity, Inc....................................   181,856  11,336,903
    HealthStream, Inc....................................   345,081   8,682,238
#*  Heska Corp...........................................    91,516   9,023,478
*   HMS Holdings Corp....................................   872,549  26,167,745
*   Horizon Pharma P.L.C................................. 2,360,388  50,724,738
#*  Icad, Inc............................................    10,207      55,118
*   Idera Pharmaceuticals, Inc...........................    25,161      63,657
#*  Immune Design Corp...................................   383,494     598,251
#*  Infinity Pharmaceuticals, Inc........................   382,825     463,218
*   InfuSystem Holdings, Inc.............................     8,732      33,007

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTH CARE -- (Continued)
#*  Innoviva, Inc........................................ 666,416 $11,395,714
#*  Inogen, Inc.......................................... 193,685  29,287,109
#*  Inovalon Holdings, Inc., Class A.....................   2,445      34,939
#*  Inovio Pharmaceuticals, Inc.......................... 256,940   1,287,269
#*  Insmed, Inc.......................................... 204,935   4,981,970
#*  Inspire Medical Systems, Inc.........................  66,358   3,558,780
*   Integer Holdings Corp................................ 319,518  25,877,763
#*  Integra LifeSciences Holdings Corp...................  55,401   2,623,791
#*  Intellia Therapeutics, Inc........................... 129,927   1,837,168
#*  Intra-Cellular Therapies, Inc........................ 291,855   3,513,934
#*  Intrexon Corp........................................  14,359     109,990
#*  IntriCon Corp........................................ 156,452   4,055,236
#   Invacare Corp........................................ 665,831   3,422,371
#*  Iovance Biotherapeutics, Inc.........................  38,466     351,964
#*  iRadimed Corp........................................   1,100      30,162
*   IRIDEX Corp..........................................  63,373     299,754
*   Jounce Therapeutics, Inc............................. 221,446     927,859
#*  Kadmon Holdings, Inc.................................  39,554      95,325
#*  Kala Pharmaceuticals, Inc............................ 168,161     929,930
*   KalVista Pharmaceuticals, Inc........................  16,120     301,283
#*  Karyopharm Therapeutics, Inc......................... 199,539   1,690,095
    Kewaunee Scientific Corp.............................  14,955     481,551
*   Kindred Biosciences, Inc............................. 457,919   4,510,502
#*  Kura Oncology, Inc...................................  41,691     662,887
#*  La Jolla Pharmaceutical Co...........................  24,379     147,249
#*  Lannett Co., Inc.....................................  35,583     265,449
*   Lantheus Holdings, Inc............................... 575,655   9,682,517
#   LeMaitre Vascular, Inc............................... 390,432   9,307,899
#*  LHC Group, Inc....................................... 374,532  39,599,268
#*  Ligand Pharmaceuticals, Inc..........................  52,765   6,231,547
#*  Lipocine, Inc........................................   6,913      11,130
*   LivaNova P.L.C....................................... 141,291  13,043,985
    Luminex Corp......................................... 488,630  13,627,891
#*  MacroGenics, Inc..................................... 369,832   4,338,129
*   Madrigal Pharmaceuticals, Inc........................   3,572     413,495
*   Magellan Health, Inc................................. 259,275  16,894,359
#*  Mallinckrodt P.L.C................................... 712,216  15,569,042
#*  Marinus Pharmaceuticals, Inc.........................  14,432      47,914
#*  Medical Transcription Billing Corp...................  10,975      45,217
#*  Medidata Solutions, Inc..............................  36,086   2,560,663
*   MEDNAX, Inc..........................................  45,738   1,651,599
#*  Medpace Holdings, Inc................................  68,140   4,388,216
*   MEI Pharma, Inc......................................  46,324     125,075
#*  Melinta Therapeutics, Inc............................  42,302      35,711
    Meridian Bioscience, Inc............................. 685,183  11,230,149
#*  Merit Medical Systems, Inc........................... 631,584  35,703,444
#*  Merrimack Pharmaceuticals, Inc.......................  76,628     425,285
#*  Microbot Medical, Inc................................   9,800      89,474
*   Micron Solutions, Inc................................   6,674      16,685
#*  MiMedx Group, Inc....................................   3,062       8,068
#*  Minerva Neurosciences, Inc........................... 573,607   3,774,334
#*  Miragen Therapeutics, Inc............................ 109,994     314,583
#*  Mirati Therapeutics, Inc.............................  17,790   1,175,563
*   Misonix, Inc.........................................  84,964   1,652,550
#*  Molecular Templates, Inc.............................  59,871     283,789
#*  Moleculin Biotech, Inc...............................  10,785      14,452
*   Momenta Pharmaceuticals, Inc......................... 321,737   3,815,801
#*  Myriad Genetics, Inc................................. 796,274  22,446,964
#*  Nabriva Therapeutics P.L.C...........................  80,115     152,219

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
HEALTH CARE -- (Continued)
#*  NantKwest, Inc.......................................     5,502 $     5,942
    National HealthCare Corp.............................    55,879   4,488,760
    National Research Corp...............................   141,708   5,665,486
#*  Natus Medical, Inc...................................   361,538  12,198,292
*   Neogen Corp..........................................   294,929  17,964,125
#*  NeoGenomics, Inc.....................................   292,312   4,858,225
#*  Neurotrope, Inc......................................    12,308      52,186
#*  NewLink Genetics Corp................................    11,691      17,420
*   NextGen Healthcare, Inc..............................   682,934  12,074,273
#*  NuVasive, Inc........................................   488,732  24,505,022
*   Nuvectra Corp........................................   261,172   3,656,408
#*  Obalon Therapeutics, Inc.............................    10,929      20,000
#*  ObsEva SA............................................    20,200     255,934
#*  Omnicell, Inc........................................   406,396  26,468,571
#*  Onconova Therapeutics, Inc...........................     8,140      25,234
#*  OpGen, Inc...........................................    23,245      33,240
*   Ophthotech Corp......................................   221,147     278,645
#*  Opiant Pharmaceuticals, Inc..........................     2,884      44,990
#*  OPKO Health, Inc..................................... 1,722,852   6,340,095
*   OraSure Technologies, Inc............................ 1,122,952  14,429,933
*   Orthofix Medical, Inc................................   236,274  12,784,786
#*  Otonomy, Inc.........................................   184,830     375,205
#*  Ovid therapeutics, Inc...............................    40,259     113,933
#   Owens & Minor, Inc...................................   616,404   4,666,178
*   Pacira Pharmaceuticals, Inc..........................    68,521   2,787,434
#*  Paratek Pharmaceuticals Inc..........................   147,618     995,683
#   Patterson Cos., Inc..................................   609,429  13,584,172
#*  PDL BioPharma, Inc................................... 1,236,949   3,933,498
#*  PetIQ, Inc...........................................    19,965     607,335
*   Pfenex, Inc..........................................   143,481     565,315
    Phibro Animal Health Corp., Class A..................   166,780   5,206,872
*   Pieris Pharmaceuticals, Inc..........................    38,271     109,838
#*  PolarityTE, Inc......................................     8,144     144,312
#*  Prestige Consumer Healthcare, Inc....................   556,910  15,548,927
*   Pro-Dex, Inc.........................................     9,837     150,014
#*  Progenics Pharmaceuticals, Inc.......................   108,716     481,612
    ProPhase Labs, Inc...................................       259         777
#*  Protagonist Therapeutics, Inc........................   155,808   1,269,835
*   Proteostasis Therapeutics, Inc.......................     7,597      22,943
#*  Prothena Corp. P.L.C.................................   320,990   3,771,633
*   Providence Service Corp. (The).......................   199,234  12,778,869
    Psychemedics Corp....................................    57,333   1,040,594
#*  PTC Therapeutics, Inc................................    60,438   1,881,435
*   Quidel Corp..........................................   282,609  16,399,800
#*  Quorum Health Corp...................................   300,915     881,681
#*  R1 RCM, Inc..........................................     3,773      30,637
#*  Ra Pharmaceuticals, Inc..............................   168,475   3,458,792
*   RadNet, Inc..........................................   571,673   7,803,336
#*  Recro Pharma, Inc....................................    62,023     514,171
*   REGENXBIO, Inc.......................................    73,229   3,219,147
#*  Repligen Corp........................................   232,386  13,248,326
#*  Retrophin, Inc.......................................   366,924   7,910,881
#*  Revance Therapeutics, Inc............................   117,819   2,034,734
#*  Rhythm Pharmaceuticals, Inc..........................     2,601      69,187
#*  Rigel Pharmaceuticals, Inc...........................   831,456   1,795,945
*   RTI Surgical, Inc....................................   958,071   4,205,932
#*  Sangamo Therapeutics, Inc............................   269,947   3,155,680
#*  Savara, Inc..........................................    13,875     105,311
*   SeaSpine Holdings Corp...............................   172,339   2,635,063

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
HEALTH CARE -- (Continued)
*   Select Medical Holdings Corp......................... 1,337,883 $   20,897,732
#*  Sesen Bio, Inc.......................................    73,861         53,845
#*  Sienna Biopharmaceuticals, Inc.......................    11,659         31,246
#*  Sientra, Inc.........................................    10,600        117,872
#*  Sierra Oncology, Inc.................................   216,182        294,008
#*  SIGA Technologies, Inc...............................     4,096         27,771
    Simulations Plus, Inc................................   228,829      4,407,247
#*  Spark Therapeutics, Inc..............................    35,894      1,716,451
#*  Spectrum Pharmaceuticals, Inc........................   243,378      2,725,834
*   Spring Bank Pharmaceuticals, Inc.....................     1,000         10,830
#*  STAAR Surgical Co....................................     8,430        301,204
#*  Stemline Therapeutics, Inc...........................    53,255        589,000
*   Strata Skin Sciences, Inc............................    26,318         78,954
#*  Supernus Pharmaceuticals, Inc........................   508,576     19,392,003
#*  Surgery Partners, Inc................................   223,277      2,920,463
*   Surmodics, Inc.......................................   202,863     11,617,964
#*  Syndax Pharmaceuticals, Inc..........................   441,567      2,472,775
#*  Syneos Health, Inc...................................    93,238      4,758,868
#*  Synlogic, Inc........................................   107,571        869,174
#*  Syros Pharmaceuticals, Inc...........................   105,595        632,514
#   Taro Pharmaceutical Industries, Ltd..................     4,387        417,379
#*  Teladoc Health, Inc..................................    53,603      3,441,313
#*  Teligent, Inc........................................     5,675          9,648
*   Tenet Healthcare Corp................................   837,463     18,415,811
#*  Tetraphase Pharmaceuticals, Inc......................   170,020        209,125
#*  TG Therapeutics Inc..................................    60,823        249,374
#*  Tivity Health, Inc...................................   434,097      9,662,999
#*  Tocagen, Inc.........................................    15,922        179,282
#*  Tonix Pharmaceuticals Holding Corp...................     5,635         10,932
#*  Triple-S Management Corp., Class B...................   197,710      3,985,834
#*  Ultragenyx Pharmaceutical Inc........................    32,512      1,603,492
    US Physical Therapy, Inc.............................   126,462     13,391,061
#   Utah Medical Products, Inc...........................    45,771      4,299,728
#*  Vanda Pharmaceuticals, Inc...........................    74,871      2,031,250
#*  Varex Imaging Corp...................................   252,242      7,186,375
#*  Verastem, Inc........................................   377,499      1,238,197
#*  Vocera Communications, Inc...........................     1,832         74,782
#*  Voyager Therapeutics, Inc............................     3,701         38,824
#*  Wright Medical Group NV..............................   313,105      9,343,053
#*  Xencor, Inc..........................................    24,125        870,913
#*  Zafgen, Inc..........................................   252,690      1,121,944
#*  Zogenix, Inc.........................................   102,399      4,479,956
#*  Zosano Pharma Corp...................................    19,255         45,249
                                                                    --------------
TOTAL HEALTH CARE........................................            1,538,601,445
                                                                    --------------
INDUSTRIALS -- (17.0%)
#   AAON, Inc............................................   503,101     18,584,551
    AAR Corp.............................................   267,276     10,070,960
#   ABM Industries, Inc..................................   724,073     24,756,056
*   Acacia Research Corp.................................   301,684        917,119
    ACCO Brands Corp.....................................   971,373      8,577,224
#   Acme United Corp.....................................    14,058        234,909
    Actuant Corp., Class A...............................   581,634     13,313,602
*   Advanced Disposal Services, Inc......................    14,662        369,482
    Advanced Drainage Systems, Inc.......................   305,707      7,795,529
*   AECOM................................................     2,925         89,534
#*  Aegion Corp..........................................   258,507      4,691,902
*   AeroCentury Corp.....................................     2,989         30,039
#*  Aerojet Rocketdyne Holdings, Inc.....................   803,753     31,724,131

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
#*  Aerovironment, Inc...................................   370,573 $28,778,699
    Air Lease Corp.......................................    24,888     944,251
*   Air Transport Services Group, Inc....................   678,389  16,111,739
#   Aircastle, Ltd.......................................   820,723  17,103,867
    Alamo Group, Inc.....................................    91,487   7,879,775
    Albany International Corp., Class A..................   294,573  20,225,382
#   Allegiant Travel Co..................................   154,735  20,115,550
    Allied Motion Technologies, Inc......................   144,765   6,103,292
#*  Alpha Pro Tech, Ltd..................................    20,453      81,812
    Altra Industrial Motion Corp.........................   296,988   9,090,803
*   Ameresco, Inc., Class A..............................   184,715   2,757,795
#*  American Superconductor Corp.........................     1,808      23,631
#*  American Woodmark Corp...............................   171,427  11,991,319
*   AMREP Corp...........................................     8,340      52,459
#   Apogee Enterprises, Inc..............................   300,647  10,243,043
    Applied Industrial Technologies, Inc.................   406,003  23,958,237
#*  Aqua Metals, Inc.....................................     3,423       7,770
*   ARC Document Solutions, Inc..........................   593,512   1,442,234
#   ArcBest Corp.........................................   212,906   8,009,524
#   Argan, Inc...........................................   229,170   9,675,557
*   Armstrong Flooring, Inc..............................   301,316   4,073,792
    Armstrong World Industries, Inc......................   528,717  35,973,905
#*  Arotech Corp.........................................   239,775     827,224
*   Art's-Way Manufacturing Co., Inc.....................       400         772
*   ASGN, Inc............................................   506,767  31,921,253
    Astec Industries, Inc................................   318,636  11,795,905
*   Astronics Corp.......................................   311,055   9,540,057
#*  Astronics Corp., Class B.............................    46,658   1,434,734
*   Atkore International Group, Inc......................   261,941   6,074,412
#*  Atlas Air Worldwide Holdings, Inc....................   214,476  11,414,413
#*  Avalon Holdings Corp., Class A.......................    47,536     135,953
#*  Avis Budget Group, Inc...............................   416,240  11,088,634
#*  Axon Enterprise, Inc.................................   494,950  25,247,399
    AZZ, Inc.............................................   270,961  12,125,505
#*  Babcock & Wilcox Enterprises, Inc.................... 2,420,674   1,421,178
    Barnes Group, Inc....................................   536,837  31,716,330
    Barrett Business Services, Inc.......................   104,513   6,547,739
#*  Beacon Roofing Supply, Inc...........................   684,380  24,863,525
#   BG Staffing, Inc.....................................    82,886   2,135,972
#*  Blue Bird Corp.......................................   103,957   2,065,626
*   BMC Stock Holdings, Inc..............................   334,611   5,741,925
    Brady Corp., Class A.................................   454,449  20,318,415
    Briggs & Stratton Corp...............................   497,959   6,413,712
#   Brink's Co. (The)....................................   370,740  27,453,297
*   Broadwind Energy, Inc................................     8,305      12,458
*   Builders FirstSource, Inc............................ 1,062,117  14,041,187
#   BWX Technologies, Inc................................    40,767   1,892,404
*   CAI International, Inc...............................   217,703   5,403,388
*   Casella Waste Systems, Inc., Class A.................   783,563  23,600,918
*   CBIZ, Inc............................................   442,759   8,678,076
#*  CECO Environmental Corp..............................   454,838   3,129,285
#*  Celadon Group, Inc...................................   128,400     213,144
*   Chart Industries, Inc................................   487,187  36,392,869
    Chicago Rivet & Machine Co...........................     4,772     134,484
#*  Cimpress NV..........................................   293,238  24,388,604
#*  CIRCOR International, Inc............................   334,697   9,254,372
*   Civeo Corp........................................... 1,198,477   3,032,147
*   Clean Harbors, Inc...................................   518,261  30,686,234
#*  Colfax Corp..........................................   554,506  13,724,023

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
    Columbus McKinnon Corp...............................   210,451 $ 7,618,326
    Comfort Systems USA, Inc.............................   372,873  17,886,718
*   Commercial Vehicle Group, Inc........................   707,999   5,288,753
    CompX International, Inc.............................     9,814     139,948
*   Construction Partners, Inc., Class A.................    13,631     162,754
*   Continental Building Products, Inc...................   417,759  11,003,772
*   Continental Materials Corp...........................       397       5,919
    Copa Holdings SA, Class A............................    25,866   2,453,390
    Costamare, Inc.......................................   355,508   1,805,981
#   Covanta Holding Corp................................. 1,413,206  22,752,617
*   Covenant Transportation Group, Inc., Class A.........   174,608   4,117,257
*   CPI Aerostructures, Inc..............................   102,929     721,532
    CRA International, Inc...............................    60,770   2,536,540
*   CSW Industrials, Inc.................................   134,175   6,930,139
    Cubic Corp...........................................   271,157  17,427,260
    Deluxe Corp..........................................   426,373  20,026,740
    DMC Global, Inc......................................   190,045   6,560,353
    Douglas Dynamics, Inc................................   308,547  10,922,564
*   Ducommun, Inc........................................   106,503   4,193,023
*   DXP Enterprises, Inc.................................   276,696   9,106,065
#*  Dycom Industries, Inc................................   329,337  19,118,013
#*  Eagle Bulk Shipping, Inc.............................   152,037     624,872
    Eastern Co. (The)....................................    39,461   1,072,550
*   Echo Global Logistics, Inc...........................   481,469  11,439,703
    Ecology and Environment, Inc., Class A...............    11,494     132,526
    EMCOR Group, Inc.....................................   208,825  13,621,655
    Encore Wire Corp.....................................   165,998   8,947,292
#*  Energy Recovery, Inc.................................    11,843      90,007
    EnerSys..............................................   443,663  37,826,707
#   Ennis, Inc...........................................   184,024   3,651,036
    EnPro Industries, Inc................................   218,470  14,429,943
    ESCO Technologies, Inc...............................   212,375  13,827,736
    Espey Manufacturing & Electronics Corp...............    13,081     339,421
*   Esterline Technologies Corp..........................   290,320  35,331,944
#   EVI Industries, Inc..................................     9,986     348,511
#*  Evoqua Water Technologies Corp.......................    48,641     525,809
#*  ExOne Co. (The)......................................    10,900      98,100
    Exponent, Inc........................................   507,534  25,356,399
    Federal Signal Corp..................................   707,459  15,549,949
    Forrester Research, Inc..............................   209,822   9,423,106
    Forward Air Corp.....................................   311,190  18,213,951
*   Franklin Covey Co....................................   197,166   4,802,964
    Franklin Electric Co., Inc...........................   467,822  22,352,535
#*  FreightCar America, Inc..............................   187,780   1,336,994
*   FTI Consulting, Inc..................................   402,955  27,529,886
#*  FuelCell Energy, Inc.................................    56,907      29,205
#   GATX Corp............................................   347,725  26,315,828
*   Genco Shipping & Trading, Ltd........................   219,857   1,620,346
*   Gencor Industries, Inc...............................   212,427   2,944,238
*   Generac Holdings, Inc................................   648,881  34,345,271
*   Gibraltar Industries, Inc............................   264,806   9,440,334
    Global Brass & Copper Holdings, Inc..................   327,927   9,916,512
*   GMS, Inc.............................................   143,749   2,721,169
*   Golden Ocean Group, Ltd..............................    12,487      63,309
*   Goldfield Corp. (The)................................   530,175   1,447,378
    Gorman-Rupp Co. (The)................................   377,317  13,036,302
*   GP Strategies Corp...................................   191,009   2,872,775
    GrafTech International, Ltd..........................    85,976   1,135,743
    Graham Corp..........................................   126,822   2,840,813

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
#   Granite Construction, Inc............................   497,076 $21,483,625
*   Great Lakes Dredge & Dock Corp.......................   685,620   4,847,333
#   Greenbrier Cos., Inc. (The)..........................   232,561   9,862,912
    Griffon Corp.........................................   304,751   4,848,588
    H&E Equipment Services, Inc..........................   439,423  11,763,354
*   Harsco Corp..........................................   678,239  14,446,491
#   Hawaiian Holdings, Inc...............................   578,979  18,538,908
#*  HC2 Holdings, Inc....................................    30,448     103,828
#   Healthcare Services Group, Inc.......................   543,121  23,690,938
#   Heartland Express, Inc...............................   832,530  16,658,925
    Heidrick & Struggles International, Inc..............   256,790   8,486,909
*   Herc Holdings, Inc...................................   197,444   7,315,300
*   Heritage-Crystal Clean, Inc..........................   194,452   4,977,971
    Herman Miller, Inc...................................   597,125  20,439,589
#*  Hertz Global Holdings, Inc...........................   947,775  15,723,587
*   Hill International, Inc..............................   654,372   2,211,777
    Hillenbrand, Inc.....................................   610,410  25,881,384
    HNI Corp.............................................   429,101  16,679,156
*   Houston Wire & Cable Co..............................   488,527   3,063,064
*   Hub Group, Inc., Class A.............................   360,002  16,023,689
*   Hudson Global, Inc...................................     6,731       9,827
#*  Hudson Technologies, Inc.............................    13,816      16,165
    Hurco Cos., Inc......................................    51,580   1,978,093
*   Huron Consulting Group, Inc..........................   239,658  11,587,464
#*  Huttig Building Products, Inc........................   330,297     792,713
    Hyster-Yale Materials Handling, Inc..................   129,921   9,041,202
    ICF International, Inc...............................   152,967  10,083,585
*   IES Holdings, Inc....................................   233,634   3,911,033
*   InnerWorkings, Inc...................................   945,644   4,340,506
*   Innovative Solutions & Support, Inc..................    46,017      98,476
    Insperity, Inc.......................................   415,073  44,279,988
    Insteel Industries, Inc..............................   384,058   8,483,841
#   Interface, Inc.......................................   645,747  10,596,708
*   Jason Industries, Inc................................    15,379      21,146
#*  JELD-WEN Holding, Inc................................   282,465   5,039,176
#   John Bean Technologies Corp..........................   300,070  23,837,561
#   Kadant, Inc..........................................    65,197   5,561,304
#   Kaman Corp...........................................   280,859  16,604,384
    KBR, Inc............................................. 1,693,595  29,129,834
    Kelly Services, Inc., Class A........................   259,724   5,817,818
    Kelly Services, Inc., Class B........................       350       7,907
#   Kennametal, Inc......................................   766,883  28,819,463
#*  KeyW Holding Corp. (The).............................   442,654   3,178,256
    Kforce, Inc..........................................   461,462  15,140,568
    Kimball International, Inc., Class B.................   714,369  10,094,034
*   Kirby Corp...........................................    39,753   2,977,897
    Knoll, Inc...........................................   507,858  10,238,417
    Korn/Ferry International.............................   626,722  28,578,523
#*  Kratos Defense & Security Solutions, Inc............. 1,421,088  22,012,653
    Landstar System, Inc.................................   108,504  11,021,836
*   Lawson Products, Inc.................................   111,615   3,303,804
*   LB Foster Co., Class A...............................   105,664   1,888,216
*   Limbach Holdings, Inc................................    84,855     479,431
#   Lindsay Corp.........................................    82,954   7,124,090
#   LS Starrett Co. (The), Class A.......................    15,192      95,710
#   LSC Communications, Inc..............................    85,346     676,794
    LSI Industries, Inc..................................   750,651   2,454,629
*   Lydall, Inc..........................................   274,458   7,278,626
#   Macquarie Infrastructure Corp........................   329,873  14,240,617

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            SHARES     VALUE+
                                                           --------- -----------
INDUSTRIALS -- (Continued)
*    Manitex International, Inc...........................   128,054 $   897,659
#*   Manitowoc Co., Inc. (The)............................   569,654   8,670,134
     ManpowerGroup, Inc...................................     8,196     647,730
     Marten Transport, Ltd................................   396,144   7,665,386
*    Masonite International Corp..........................    95,330   5,452,876
#*   MasTec, Inc..........................................   485,767  21,558,339
*    Mastech Digital, Inc.................................    78,983     612,118
     Matson, Inc..........................................   432,256  14,484,899
#    Matthews International Corp., Class A................   337,426  15,012,083
     McGrath RentCorp.....................................   185,520   9,350,208
#*   Mercury Systems, Inc.................................   427,009  25,035,538
*    Meritor, Inc......................................... 1,304,954  26,986,449
*    Milacron Holdings Corp...............................   157,001   2,176,034
     Miller Industries, Inc...............................    83,492   2,508,935
*    Mistras Group, Inc...................................   336,678   4,952,533
     Mobile Mini, Inc.....................................   410,832  15,525,341
     Moog, Inc., Class A..................................   320,724  28,695,176
#*   MRC Global, Inc...................................... 1,169,973  18,274,978
     MSA Safety, Inc......................................   350,718  35,134,929
     Mueller Industries, Inc..............................   581,212  15,059,203
     Mueller Water Products, Inc., Class A................ 2,025,341  20,010,369
#    Multi-Color Corp.....................................   179,776   8,368,573
*    MYR Group, Inc.......................................   180,839   5,510,164
#    National Presto Industries, Inc......................    44,774   5,355,866
     Navigant Consulting, Inc.............................   387,362  10,040,423
*    Navistar International Corp..........................   651,392  21,391,713
*    NCI Building Systems, Inc............................   400,069   3,264,563
#*   Nexeo Solutions, Inc.................................    23,190     217,986
*    NL Industries, Inc...................................   283,533   1,074,590
#    NN, Inc..............................................   488,807   4,462,808
#*   Northwest Pipe Co....................................   150,646   3,470,884
#*   NOW, Inc............................................. 1,294,735  17,517,765
#*   NV5 Global, Inc......................................   158,051  11,185,269
     nVent Electric P.L.C.................................    13,136     328,663
#    Omega Flex, Inc......................................    74,530   4,717,749
*    Orion Group Holdings, Inc............................   220,734     931,497
*    PAM Transportation Services, Inc.....................    41,294   2,029,600
     Park-Ohio Holdings Corp..............................   137,198   4,456,191
*    Patrick Industries, Inc..............................   238,612   9,520,619
*    Patriot Transportation Holding, Inc..................    12,982     252,110
*>>  Pendrell Corp........................................         1     155,000
*    Performant Financial Corp............................   260,693     555,276
*    Perma-Pipe International Holdings, Inc...............    40,889     355,734
*    PGT Innovations, Inc.................................   898,371  14,948,893
#*   PICO Holdings, Inc...................................   205,760   1,997,930
     Pitney Bowes, Inc....................................   832,541   6,002,621
     Powell Industries, Inc...............................   157,099   4,384,633
     Preformed Line Products Co...........................    37,252   2,067,486
     Primoris Services Corp...............................   496,580   9,906,771
*    Proto Labs, Inc......................................   211,945  26,312,972
#    Quad/Graphics, Inc...................................   200,994   2,715,429
     Quanex Building Products Corp........................   365,207   5,715,490
*    Radiant Logistics, Inc...............................   507,618   2,507,633
     Raven Industries, Inc................................   375,816  13,901,434
#*   RBC Bearings, Inc....................................   255,557  35,629,757
*    RCM Technologies, Inc................................   144,218     562,450
#*   Red Violet, Inc......................................    19,991     151,132
     Regal Beloit Corp....................................   461,936  35,458,207
*    Resideo Technologies, Inc............................     7,882     172,852

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
    Resources Connection, Inc............................   438,044 $ 7,319,715
#   REV Group, Inc.......................................    79,208     658,218
*   Rexnord Corp......................................... 1,026,473  26,842,269
#*  Roadrunner Transportation Systems, Inc...............   959,892     466,795
#   RR Donnelley & Sons Co...............................   773,986   3,947,329
    Rush Enterprises, Inc., Class A......................   247,887   9,481,678
    Rush Enterprises, Inc., Class B......................    49,400   1,922,648
*   Saia, Inc............................................   240,325  14,412,290
    Schneider National, Inc., Class B....................    39,094     830,357
#   Scorpio Bulkers, Inc.................................   554,259   2,505,251
    Servotronics, Inc....................................     1,500      17,113
*   SIFCO Industries, Inc................................    18,366      59,506
#   Simpson Manufacturing Co., Inc.......................   480,682  29,504,261
#*  Sino-Global Shipping America, Ltd....................     6,854       5,398
#*  SiteOne Landscape Supply, Inc........................   135,876   7,242,191
    SkyWest, Inc.........................................   488,370  24,882,451
*   SP Plus Corp.........................................   264,514   8,755,413
    Spartan Motors, Inc..................................   636,038   5,355,440
*   Sparton Corp.........................................   157,990   2,905,436
*   Spirit Airlines, Inc.................................   748,626  44,034,181
*   SPX Corp.............................................   261,972   7,793,667
*   SPX FLOW, Inc........................................   395,474  12,959,683
    Standex International Corp...........................   131,853   9,833,597
    Steelcase, Inc., Class A.............................   877,414  14,477,331
#*  Stericycle, Inc......................................    58,670   2,586,174
*   Sterling Construction Co., Inc.......................   500,402   6,625,322
#   Sun Hydraulics Corp..................................   255,172   9,038,192
#*  Sunrun, Inc..........................................    83,953   1,116,575
    Systemax, Inc........................................   185,095   4,320,117
*   Taylor Devices, Inc..................................       769       9,997
#*  Team, Inc............................................   381,531   5,471,155
    Tennant Co...........................................   178,953  10,509,910
#   Terex Corp........................................... 1,116,268  34,280,590
    Tetra Tech, Inc......................................   660,168  36,434,672
#*  Textainer Group Holdings, Ltd........................   272,393   3,546,557
*   Thermon Group Holdings, Inc..........................   414,592   9,560,492
    Timken Co. (The).....................................   674,686  28,734,877
    Titan International, Inc.............................   567,752   3,190,766
*   Titan Machinery, Inc.................................   374,438   7,016,968
#*  TPI Composites, Inc..................................   247,283   7,485,256
*   Transcat, Inc........................................    27,840     623,616
#*  Trex Co., Inc........................................   617,003  43,042,129
*   TriMas Corp..........................................   427,094  12,381,455
*   TriNet Group, Inc....................................   417,985  19,085,195
#   Trinity Industries, Inc..............................    82,224   1,922,397
#   Triton International, Ltd............................   771,329  27,729,278
#   Triumph Group, Inc...................................   398,326   7,110,119
*   TrueBlue, Inc........................................   443,049  10,805,965
#*  Tutor Perini Corp....................................   398,500   6,858,185
*   Twin Disc, Inc.......................................   166,225   3,011,997
*   Ultralife Corp.......................................   131,399   1,051,192
    UniFirst Corp........................................   172,983  23,946,037
#*  Univar, Inc..........................................   113,669   2,367,725
    Universal Forest Products, Inc.......................   588,800  18,146,816
    Universal Logistics Holdings, Inc....................   185,529   3,781,081
    US Ecology, Inc......................................   215,962  13,750,301
*   USA Truck, Inc.......................................   139,719   2,495,381
    Valmont Industries, Inc..............................   230,783  29,771,007
*   Vectrus, Inc.........................................   171,047   4,308,674

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            SHARES       VALUE+
                                                           --------- --------------
INDUSTRIALS -- (Continued)
*    Veritiv Corp.........................................   145,763 $    4,977,806
     Viad Corp............................................   156,765      8,261,516
#*   Vicor Corp...........................................   127,785      5,033,451
     Virco Manufacturing Corp.............................    30,131        127,755
*    Volt Information Sciences, Inc.......................   155,759        574,751
     VSE Corp.............................................    76,751      2,504,385
     Wabash National Corp.................................   758,753     10,577,017
#*   WageWorks, Inc.......................................   185,115      5,840,378
     Watsco, Inc., Class B................................     1,946        277,577
     Watts Water Technologies, Inc., Class A..............   273,547     20,480,464
#*   Welbilt, Inc......................................... 1,644,174     23,051,319
#    Werner Enterprises, Inc..............................   963,865     31,730,436
#*   Wesco Aircraft Holdings, Inc.........................   971,569      8,491,513
*    WESCO International, Inc.............................   545,177     28,567,275
#*   Willdan Group, Inc...................................   191,774      6,453,195
*    Willis Lease Finance Corp............................    26,350      1,008,678
#*   Willscot Corp........................................     6,190         63,448
#*   YRC Worldwide, Inc...................................   664,908      4,149,026
                                                                     --------------
TOTAL INDUSTRIALS.........................................            3,291,745,181
                                                                     --------------
INFORMATION TECHNOLOGY -- (11.9%)
#*   A10 Networks Inc.....................................    18,687        126,885
#*   Acacia Communications, Inc...........................    33,050      1,438,006
*    ACI Worldwide, Inc................................... 1,171,716     34,635,925
*>>  Actua Corp...........................................    41,860         42,488
#*   Adesto Technologies Corp.............................    93,273        459,836
     ADTRAN, Inc..........................................   636,637      9,282,167
*    Advanced Energy Industries, Inc......................   445,945     22,872,519
*    Agilysys, Inc........................................   394,691      6,986,031
*    Airgain, Inc.........................................    25,758        276,899
#*   Alarm.com Holdings, Inc..............................   316,446     19,913,947
*    Alithya Group, Inc., Class A.........................    70,703        195,847
*    Alpha & Omega Semiconductor, Ltd.....................   249,474      2,971,235
*    Altair Engineering, Inc., Class A....................     9,625        311,658
#*   Ambarella, Inc.......................................   157,140      5,971,320
     American Software, Inc., Class A.....................   349,696      3,867,638
*    Amkor Technology, Inc................................ 2,462,231     19,697,848
#*   Amtech Systems, Inc..................................   209,975      1,056,174
*    Anixter International, Inc...........................   340,502     20,671,876
#*   Appfolio, Inc., Class A..............................   108,886      6,893,573
#*   Applied Optoelectronics, Inc.........................    85,931      1,493,481
*    Aquantia Corp........................................    15,028        132,397
#*   Arlo Technologies, Inc...............................   724,696      5,210,564
*    ARRIS International P.L.C............................    61,366      1,926,279
     AstroNova, Inc.......................................    54,410      1,087,112
#*   Asure Software, Inc..................................    91,474        485,727
*    Aviat Networks, Inc..................................     8,967        120,606
#*   Avid Technology, Inc.................................   615,546      2,929,999
#    AVX Corp.............................................   614,130     10,900,807
*    Aware, Inc...........................................   122,298        430,489
*    Axcelis Technologies, Inc............................   501,064     10,437,163
#*   AXT, Inc.............................................   514,645      2,115,191
     Badger Meter, Inc....................................   289,624     15,289,251
     Bel Fuse, Inc., Class A..............................     8,954        180,871
     Bel Fuse, Inc., Class B..............................   133,089      3,071,694
#    Belden, Inc..........................................   423,748     22,717,130
     Benchmark Electronics, Inc...........................   258,027      6,559,046
     BK Technologies, Inc.................................    30,643        124,104
#    Blackbaud, Inc.......................................   214,413     15,351,971

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Bottomline Technologies De, Inc......................   262,163 $13,540,719
#*  Brightcove, Inc......................................    65,373     524,291
#*  BroadVision, Inc.....................................    18,154      30,862
#   Brooks Automation, Inc...............................   656,432  20,434,728
*   BSQUARE Corp.........................................    34,170      73,124
#   Cabot Microelectronics Corp..........................   328,904  33,512,029
*   CACI International, Inc., Class A....................   213,999  35,776,353
*   CalAmp Corp..........................................   691,392   9,962,959
*   Calix, Inc...........................................   821,685   8,939,933
#*  Carbonite, Inc.......................................   500,561  14,336,067
*   Cardtronics P.L.C., Class A..........................   481,237  13,027,086
    Cass Information Systems, Inc........................   159,600   7,834,764
    CCUR Holdings, Inc...................................    48,574     181,181
*   CEVA, Inc............................................   263,959   7,506,994
*   ChannelAdvisor Corp..................................    49,994     537,436
*   Ciena Corp........................................... 1,092,379  41,608,716
*   Cirrus Logic, Inc....................................   572,846  21,281,229
#*  Cision, Ltd..........................................   217,906   2,702,034
*   Clearfield, Inc......................................   116,628   1,372,712
#*  Coherent, Inc........................................    16,489   1,949,000
    Cohu, Inc............................................   506,151   8,877,889
#*  CommScope Holding Co., Inc...........................    83,783   1,751,903
    Communications Systems, Inc..........................    42,363      99,553
*   CommVault Systems, Inc...............................   145,189   9,592,637
*   Computer Task Group, Inc.............................   182,459     775,451
    Comtech Telecommunications Corp......................   227,031   5,668,964
*   Conduent, Inc........................................ 1,976,571  25,201,280
#*  Control4 Corp........................................   511,847  10,170,400
*   CoreLogic, Inc.......................................   366,817  13,315,457
#*  Cray, Inc............................................   529,733  11,622,342
#*  Cree, Inc............................................   959,933  48,409,421
#   CSG Systems International, Inc.......................   317,854  11,503,136
    CSP, Inc.............................................    16,000     155,200
    CTS Corp.............................................   267,817   7,597,968
#*  CUI Global, Inc......................................     4,523       6,649
#*  CVD Equipment Corp...................................     8,212      37,365
#*  CyberOptics Corp.....................................   141,245   2,978,857
    Daktronics, Inc...................................... 1,019,651   7,677,972
*   DASAN Zhone Solutions, Inc...........................       955      12,759
*   Data I/O Corp........................................   152,863     898,070
*   Digi International, Inc..............................   205,272   2,434,526
#*  Digimarc Corp........................................     1,239      24,148
*   Digital Turbine, Inc.................................     6,801      14,962
*   Diodes, Inc..........................................   473,230  15,914,725
*   DSP Group, Inc.......................................   407,303   5,148,310
#*  Eastman Kodak Co.....................................    44,265     128,811
#   Ebix, Inc............................................   240,768  13,752,668
*   EchoStar Corp., Class A..............................    47,518   1,947,288
#*  eGain Corp...........................................   271,334   1,942,751
#*  Electro Scientific Industries, Inc...................   589,748  17,692,440
#*  Electronics for Imaging, Inc.........................   483,742  12,775,626
#*  Ellie Mae, Inc.......................................   349,351  26,480,806
*   EMCORE Corp..........................................   186,733     819,758
#*  Endurance International Group Holdings, Inc..........   353,400   2,862,540
#   Entegris, Inc........................................   636,685  21,042,439
#*  Envestnet, Inc.......................................   217,620  11,805,885
*   ePlus, Inc...........................................    76,626   6,070,312
#*  Everi Holdings, Inc..................................   218,394   1,452,320
*   Everspin Technologies, Inc...........................    10,662      73,248

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
    EVERTEC, Inc.........................................   320,395 $ 8,865,330
*   Evolving Systems, Inc................................     9,500      12,350
#*  Exela Technologies, Inc..............................    33,585     132,325
*   ExlService Holdings, Inc.............................   349,164  20,076,930
*   Extreme Networks, Inc................................   267,287   2,020,690
*   Fabrinet.............................................   424,924  24,152,680
*   FARO Technologies, Inc...............................   196,572   8,358,241
#*  Finisar Corp......................................... 1,251,464  28,508,350
*   Finjan Holdings, Inc.................................   381,569   1,072,209
#*  Fitbit, Inc., Class A................................ 1,116,931   6,891,464
*   Flex, Ltd............................................   149,137   1,434,698
*   FormFactor, Inc......................................   828,955  12,450,904
*   Frequency Electronics, Inc...........................    53,410     708,217
    GlobalSCAPE, Inc.....................................    99,817     455,166
#*  Globant SA...........................................   185,913  12,567,719
*   GSE Systems, Inc.....................................    72,970     212,343
*   GSI Technology, Inc..................................   231,797   1,787,155
#*  GTT Communications, Inc..............................   490,581  12,558,874
    Hackett Group, Inc. (The)............................   586,791  10,556,370
#*  Harmonic, Inc........................................ 1,629,286   8,618,923
#*  Ichor Holdings, Ltd..................................   357,357   7,350,833
*   ID Systems, Inc......................................    41,576     251,535
*   IEC Electronics Corp.................................    49,600     359,600
#*  II-VI, Inc...........................................   585,289  22,217,570
#*  Image Sensing Systems, Inc...........................    27,942     144,460
#*  Immersion Corp.......................................   343,814   3,262,795
*   Impinj, Inc..........................................    12,300     188,436
#*  Infinera Corp........................................   520,677   2,290,979
*   Information Services Group, Inc......................   150,980     623,547
#*  Inphi Corp...........................................   108,263   4,269,893
#*  Inseego Corp.........................................     6,875      35,956
*   Insight Enterprises, Inc.............................   276,301  12,687,742
*   Integrated Device Technology, Inc.................... 1,083,550  52,931,417
#*  Intelligent Systems Corp.............................    32,937     686,736
    InterDigital, Inc....................................   348,715  25,389,939
#*  Internap Corp........................................   255,036   1,379,745
*   inTEST Corp..........................................   153,104   1,126,845
#*  Intevac, Inc.........................................   272,444   1,514,789
#*  Iteris, Inc..........................................    78,173     300,966
#*  Itron, Inc...........................................   397,532  21,717,173
#   j2 Global, Inc.......................................   269,078  20,223,902
    Jabil, Inc...........................................   143,058   3,812,496
    KEMET Corp...........................................   923,492  16,364,278
*   Key Tronic Corp......................................    55,537     402,643
*   Kimball Electronics, Inc.............................   198,802   3,214,628
#*  Knowles Corp......................................... 1,156,344  18,038,966
#*  Kopin Corp...........................................   857,750   1,183,695
    Kulicke & Soffa Industries, Inc......................   541,046  12,189,766
*   KVH Industries, Inc..................................   206,991   2,314,159
*   Lantronix, Inc.......................................    85,367     228,784
*   Lattice Semiconductor Corp........................... 1,387,712  10,824,154
*   LGL Group, Inc. (The)................................    14,601     104,927
#*  Lightpath Technologies, Inc., Class A................   123,057     203,044
*   Limelight Networks, Inc.............................. 1,781,912   5,559,565
#*  LivePerson, Inc......................................    12,211     286,592
#*  LiveRamp Holdings, Inc...............................   764,293  33,200,888
    LogMeIn, Inc.........................................    23,892   2,222,434
#*  Lumentum Holdings, Inc...............................   481,897  23,569,582
*   Luna Innovations, Inc................................   117,795     396,969

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Luxoft Holding, Inc.................................. 139,499 $ 8,095,127
#*  MACOM Technology Solutions Holdings, Inc............. 225,261   4,061,456
#*  MagnaChip Semiconductor Corp......................... 117,697     703,828
*   Manhattan Associates, Inc............................ 546,715  26,663,291
    ManTech International Corp., Class A................. 260,433  14,680,608
    MAXIMUS, Inc.........................................  31,684   2,221,999
#*  MaxLinear, Inc....................................... 656,488  12,880,295
#*  Maxwell Technologies, Inc............................  76,784     228,816
#   Mesa Laboratories, Inc...............................  44,380  10,053,401
    Methode Electronics, Inc............................. 383,869   9,884,627
*   MicroStrategy, Inc., Class A.........................  93,066  11,809,145
*   Mimecast, Ltd........................................  54,952   2,064,547
#*  MINDBODY, Inc., Class A.............................. 119,783   4,367,288
#*  Mitek Systems, Inc................................... 174,716   1,927,117
    MKS Instruments, Inc.................................  93,769   7,654,363
*   MoneyGram International, Inc......................... 190,884     406,583
    Monotype Imaging Holdings, Inc....................... 419,543   6,964,414
#   MTS Systems Corp..................................... 153,264   7,672,396
*   Nanometrics, Inc..................................... 423,253  12,947,309
*   Napco Security Technologies, Inc..................... 272,759   4,285,044
#*  NCR Corp............................................. 709,381  18,975,942
#*  NeoPhotonics Corp.................................... 788,275   5,691,345
#*  Net Element, Inc.....................................  17,744     106,464
#*  NETGEAR, Inc......................................... 365,954  14,495,438
#*  Netscout Systems, Inc................................ 900,099  23,339,567
*   NetSol Technologies, Inc.............................  46,991     315,310
    Network-1 Technologies, Inc.......................... 190,714     501,578
#   NIC, Inc............................................. 800,983  13,136,121
*   Novanta, Inc......................................... 338,176  23,564,104
#*  Nuance Communications, Inc...........................  18,510     293,754
#   NVE Corp.............................................  60,528   5,767,713
*   OneSpan, Inc......................................... 443,742   6,474,196
*   Optical Cable Corp...................................  26,264      93,500
#*  OSI Systems, Inc..................................... 220,746  19,798,709
#*  PAR Technology Corp.................................. 168,661   4,204,719
#*  Park City Group, Inc.................................   1,617      14,003
    Park Electrochemical Corp............................ 357,961   8,154,352
*   Paylocity Holding Corp............................... 178,516  12,679,991
    PC Connection, Inc...................................  80,463   2,665,739
#*  PCM, Inc............................................. 133,909   2,858,957
    PC-Tel, Inc.......................................... 176,177     931,976
#*  PDF Solutions, Inc................................... 182,840   1,921,648
#   Pegasystems, Inc..................................... 314,001  17,675,116
*   Perceptron, Inc...................................... 104,810     809,133
*   Perficient, Inc...................................... 387,983   9,897,446
    Perspecta, Inc....................................... 467,675   9,376,884
*   PFSweb, Inc.......................................... 373,084   2,272,082
*   Photronics, Inc...................................... 560,796   5,994,909
#*  Pixelworks, Inc...................................... 348,721   1,318,165
    Plantronics, Inc..................................... 338,333  13,123,937
*   Plexus Corp.......................................... 369,938  20,760,921
#   Power Integrations, Inc.............................. 288,214  19,022,124
#   Presidio, Inc........................................  18,645     297,015
*   PRGX Global, Inc..................................... 232,466   2,129,389
    Progress Software Corp............................... 506,828  18,362,378
#   QAD, Inc., Class A................................... 132,589   5,589,952
    QAD, Inc., Class B...................................  15,510     473,055
#*  Qualys, Inc.......................................... 367,158  31,770,182
*   Quantenna Communications, Inc........................ 172,116   2,571,413

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Qumu Corp............................................    38,807 $    91,196
*   Rambus, Inc.......................................... 1,253,024  11,302,276
*   RealNetworks, Inc....................................   175,968     464,556
#*  Resonant, Inc........................................     9,824      30,258
#   RF Industries, Ltd...................................    87,582     716,421
*   Ribbon Communications, Inc...........................   620,000   3,459,600
    Richardson Electronics, Ltd..........................    83,382     614,525
#*  Rogers Corp..........................................   198,831  25,233,642
#*  Rubicon Project, Inc. (The)..........................   582,829   2,599,417
*   Rudolph Technologies, Inc............................   378,982   8,231,489
*   Sanmina Corp.........................................   744,087  23,230,396
    Sapiens International Corp. NV.......................    17,160     209,352
*   ScanSource, Inc......................................   242,268   9,281,287
    Science Applications International Corp..............   518,425  34,807,054
*   Seachange International, Inc.........................   319,262     507,627
#*  SecureWorks Corp., Class A...........................     2,110      48,361
*   Semtech Corp.........................................   674,047  32,731,722
*   ServiceSource International, Inc.....................   446,233     535,480
#   Sigma Designs, Inc...................................   308,350      46,561
*   Sigmatron International, Inc.........................     5,900      15,694
*   Silicon Laboratories, Inc............................   353,830  27,067,995
#*  SMART Global Holdings, Inc...........................   240,354   5,963,183
*   SMTC Corp............................................    20,222      99,290
#*  SolarEdge Technologies, Inc..........................   221,197   9,686,217
*   SPS Commerce, Inc....................................    44,985   3,988,370
#*  StarTek, Inc.........................................   466,069   3,257,822
#*  Steel Connect, Inc...................................   720,906   1,189,495
#*  Stratasys, Ltd.......................................   279,360   7,132,061
#*  Super Micro Computer, Inc............................   499,932   7,548,973
*   Support.com, Inc.....................................     4,802      11,861
*   Sykes Enterprises, Inc...............................   430,502  11,868,940
#*  Synaptics, Inc.......................................   340,521  13,552,736
#*  Synchronoss Technologies, Inc........................   284,920   2,042,876
    SYNNEX Corp..........................................   201,569  19,503,816
*   Tech Data Corp.......................................   393,553  37,635,473
*   Technical Communications Corp........................       600       1,680
*   Telaria, Inc.........................................   322,961   1,030,246
*   Telenav, Inc.........................................   357,487   1,583,667
*   Teradata Corp........................................       826      36,658
    TESSCO Technologies, Inc.............................    77,212   1,236,164
    TiVo Corp............................................ 1,360,324  15,140,406
#*  Trade Desk, Inc. (The), Class A......................    63,015   8,990,980
    TransAct Technologies, Inc...........................    80,922     839,970
    Travelport Worldwide, Ltd............................ 1,270,636  19,898,160
*   Trio-Tech International..............................     3,256      10,061
    TTEC Holdings, Inc...................................   445,706  14,899,952
#*  TTM Technologies, Inc................................   938,723  10,776,540
#*  Ultra Clean Holdings, Inc............................ 1,078,721  12,793,631
#*  Unisys Corp..........................................   460,849   6,027,905
#*  Upland Software, Inc.................................   130,051   4,062,793
#*  USA Technologies, Inc................................   109,198     645,360
#*  Veeco Instruments, Inc...............................   753,937   7,396,122
*   Verint Systems, Inc..................................   500,169  24,193,175
#*  Veritone, Inc........................................    38,516     205,290
    Versum Materials, Inc................................   500,293  18,395,774
#*  ViaSat, Inc..........................................   207,717  13,021,779
#*  Viavi Solutions, Inc................................. 1,262,298  14,036,754
*   Virtusa Corp.........................................   407,826  19,787,718
    Vishay Intertechnology, Inc.......................... 1,130,635  22,047,382

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
INFORMATION TECHNOLOGY -- (Continued)
*   Vishay Precision Group, Inc..........................   163,198 $    5,455,709
    Wayside Technology Group, Inc........................    14,899        156,440
*   Wireless Telecom Group, Inc..........................   138,822        238,774
    Xperi Corp...........................................   515,858     11,054,837
*   Zix Corp............................................. 1,027,798      7,317,922
                                                                    --------------
TOTAL INFORMATION TECHNOLOGY.............................            2,299,606,925
                                                                    --------------
MATERIALS -- (4.3%)
>>  A Schulman, Inc......................................   254,232        364,187
#   Advanced Emissions Solutions, Inc....................    27,722        314,090
*   AdvanSix, Inc........................................    73,357      2,321,015
#*  AgroFresh Solutions, Inc.............................    79,132        318,111
#*  AK Steel Holding Corp................................ 2,478,939      7,312,870
#*  Allegheny Technologies, Inc.......................... 1,249,619     34,227,064
    American Vanguard Corp...............................   319,812      5,603,106
*   Ampco-Pittsburgh Corp................................       864          3,007
    Balchem Corp.........................................   306,578     25,452,106
    Boise Cascade Co.....................................   431,740     11,859,898
    Cabot Corp...........................................   372,305     17,457,381
#   Carpenter Technology Corp............................   474,025     22,402,421
#*  Century Aluminum Co..................................   679,574      6,252,081
    Chase Corp...........................................    60,871      6,137,014
#*  Clearwater Paper Corp................................   115,408      3,891,558
#   Cleveland-Cliffs, Inc................................ 3,429,529     36,730,256
#*  Coeur Mining, Inc.................................... 1,529,089      7,874,808
#   Commercial Metals Co................................. 1,124,971     19,630,744
#   Compass Minerals International, Inc..................   344,162     17,982,464
    Core Molding Technologies, Inc.......................    58,140        505,818
    Domtar Corp..........................................   730,856     34,277,146
    Eagle Materials, Inc.................................    16,728      1,187,688
    Element Solutions, Inc............................... 2,072,436     23,294,181
*   Ferro Corp...........................................   856,492     14,277,722
#   Ferroglobe P.L.C.....................................   510,922      1,170,011
#*  Flotek Industries, Inc...............................   480,490      1,230,054
#*  Forterra, Inc........................................    50,851        260,866
    Friedman Industries, Inc.............................    80,283        618,982
    FutureFuel Corp......................................   346,799      6,349,890
*   GCP Applied Technologies, Inc........................   562,842     14,183,618
#   Gold Resource Corp...................................   583,835      2,621,419
#   Graphic Packaging Holding Co.........................   298,702      3,605,333
    Greif, Inc., Class A.................................   268,571     10,474,269
    Greif, Inc., Class B.................................    18,832        850,265
    Hawkins, Inc.........................................   120,792      5,011,660
    Haynes International, Inc............................   158,900      5,211,920
#   HB Fuller Co.........................................   518,754     25,621,260
#   Hecla Mining Co...................................... 1,869,654      5,048,066
*   Ingevity Corp........................................    94,722      8,910,499
    Innophos Holdings, Inc...............................   225,014      6,727,919
    Innospec, Inc........................................   271,017     19,044,365
*   Intrepid Potash, Inc.................................   912,721      2,838,562
    Kaiser Aluminum Corp.................................   156,943     15,752,369
*   Koppers Holdings, Inc................................   216,260      4,928,565
*   Kraton Corp..........................................   306,590      8,645,838
#   Kronos Worldwide, Inc................................   493,490      6,499,263
    Louisiana-Pacific Corp...............................   905,972     22,087,597
#*  LSB Industries, Inc..................................   336,844      2,509,488
    Materion Corp........................................   174,398      8,184,498
#   McEwen Mining, Inc...................................   113,975        206,295
    Mercer International, Inc............................   491,511      7,259,617

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
MATERIALS -- (Continued)
    Minerals Technologies, Inc...........................   366,319 $ 21,455,304
    Myers Industries, Inc................................   540,380    8,786,579
    Neenah, Inc..........................................   165,567   11,535,053
#   Nexa Resources SA....................................     2,725       24,144
    Northern Technologies International Corp.............    31,107      948,764
    Olin Corp............................................   403,877    9,535,536
#   Olympic Steel, Inc...................................   109,628    2,112,532
*   OMNOVA Solutions, Inc................................   810,896    7,225,083
#   Owens-Illinois, Inc..................................   889,486   17,851,984
#   PH Glatfelter Co.....................................   328,121    4,193,386
    PolyOne Corp.........................................   739,957   23,952,408
*   PQ Group Holdings, Inc...............................    20,404      307,080
#   Quaker Chemical Corp.................................   131,501   26,886,694
*   Ramaco Resources, Inc................................     8,110       49,147
#   Rayonier Advanced Materials, Inc.....................   728,893   10,554,371
    Resolute Forest Products, Inc........................   254,349    1,983,922
*   Ryerson Holding Corp.................................   583,133    4,099,425
    Schnitzer Steel Industries, Inc., Class A............   238,698    5,776,492
    Schweitzer-Mauduit International, Inc................   401,272   12,864,780
#   Scotts Miracle-Gro Co. (The).........................    40,847    3,036,974
#   Sensient Technologies Corp...........................   393,938   24,731,428
#   Silgan Holdings, Inc.................................   695,724   19,215,897
    Stepan Co............................................   220,814   19,416,175
#*  Summit Materials, Inc., Class A......................   378,745    5,779,649
*   SunCoke Energy, Inc..................................   771,354    8,670,019
    Synalloy Corp........................................    52,426      828,331
#*  TimkenSteel Corp.....................................   843,634   10,739,461
#*  Trecora Resources....................................   188,746    1,636,428
    Tredegar Corp........................................   309,790    5,052,675
    Trinseo SA...........................................   312,238   15,315,274
    Tronox, Ltd., Class A................................   910,836    7,978,923
*   UFP Technologies, Inc................................    32,173    1,061,709
    United States Lime & Minerals, Inc...................    41,808    2,885,170
    United States Steel Corp.............................   153,039    3,449,499
*   Universal Stainless & Alloy Products, Inc............    83,682    1,500,418
#*  US Concrete, Inc.....................................   211,140    7,516,584
#   Valvoline, Inc.......................................   335,694    7,422,194
*   Venator Materials P.L.C..............................    20,384       94,786
*   Verso Corp., Class A.................................   297,652    7,343,075
    Warrior Met Coal, Inc................................     8,200      235,586
    Worthington Industries, Inc..........................   635,835   23,990,055
                                                                    ------------
TOTAL MATERIALS..........................................            843,572,218
                                                                    ------------
REAL ESTATE -- (0.6%)
    Alexander & Baldwin, Inc.............................   208,995    4,815,245
#*  Altisource Asset Management Corp.....................     6,024      161,684
#*  Altisource Portfolio Solutions SA....................   113,149    2,679,368
#   CKX Lands, Inc.......................................     5,107       53,623
#   Consolidated-Tomoka Land Co..........................    39,787    2,429,792
    CorePoint Lodging, Inc...............................    38,312      468,939
#*  Five Point Holdings LLC, Class A.....................    12,587       96,542
*   Forestar Group, Inc..................................    38,351      614,000
*   FRP Holdings, Inc....................................    98,696    5,005,861
    Griffin Industrial Realty, Inc.......................    22,068      742,147
    HFF, Inc., Class A...................................   406,163   16,823,271
*   Howard Hughes Corp. (The)............................     1,772      196,763
*   InterGroup Corp. (The)...............................     1,860       58,795
*   JW Mays, Inc.........................................       200        7,996
#   Kennedy-Wilson Holdings, Inc......................... 1,330,242   26,591,538

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- ---------------
REAL ESTATE -- (Continued)
#*  Marcus & Millichap, Inc..............................   275,777 $    10,920,769
#*  Maui Land & Pineapple Co., Inc.......................   103,582       1,236,769
#   Newmark Group, Inc., Class A.........................    35,710         373,169
*   Rafael Holdings, Inc., Class B.......................   226,365       3,490,548
    RE/MAX Holdings, Inc., Class A.......................   168,135       7,014,592
#   Realogy Holdings Corp................................ 1,246,156      22,119,269
    RMR Group, Inc. (The), Class A.......................    94,679       6,249,761
#*  St Joe Co. (The).....................................   229,759       3,575,050
*   Stratus Properties, Inc..............................    46,869       1,110,795
*   Tejon Ranch Co.......................................   273,486       5,147,007
*   Trinity Place Holdings, Inc..........................    30,997         128,638
                                                                    ---------------
TOTAL REAL ESTATE........................................               122,111,931
                                                                    ---------------
UTILITIES -- (3.1%)
    ALLETE, Inc..........................................   461,739      35,526,199
    American States Water Co.............................   380,399      25,760,620
#*  AquaVenture Holdings, Ltd............................     1,454          30,578
    Artesian Resources Corp., Class A....................    96,830       3,426,814
#   Atlantica Yield PLC..................................   284,688       5,121,537
#   Avista Corp..........................................   633,808      26,524,865
#   Black Hills Corp.....................................   417,246      28,326,831
    California Water Service Group.......................   468,280      23,189,226
    Chesapeake Utilities Corp............................   154,205      13,966,347
#   Clearway Energy, Inc., Class A.......................   323,835       4,760,374
    Clearway Energy, Inc., Class C.......................   583,529       8,805,453
    Connecticut Water Service, Inc.......................   155,090      10,521,306
    Consolidated Water Co., Ltd..........................   128,930       1,682,536
    El Paso Electric Co..................................   402,625      21,145,865
#   Genie Energy, Ltd., Class B..........................   226,648       1,908,376
    Hawaiian Electric Industries, Inc....................   555,655      20,664,809
    IDACORP, Inc.........................................    25,563       2,492,392
    MGE Energy, Inc......................................   339,202      21,814,081
    Middlesex Water Co...................................   216,738      12,180,676
#   New Jersey Resources Corp............................   679,412      32,951,482
    Northwest Natural Holding Co.........................   286,251      17,919,313
    NorthWestern Corp....................................   481,550      30,775,860
    ONE Gas, Inc.........................................   334,128      27,448,615
#   Ormat Technologies, Inc..............................   465,505      26,864,293
    Otter Tail Corp......................................   373,678      18,104,699
#   Pattern Energy Group, Inc., Class A..................   821,548      17,482,541
    PNM Resources, Inc...................................   769,055      32,754,052
    Portland General Electric Co.........................   366,472      17,707,927
*   Pure Cycle Corp......................................     1,400          14,238
    RGC Resources, Inc...................................    21,316         599,619
    SJW Group............................................   198,667      11,910,087
#   South Jersey Industries, Inc.........................   809,574      24,109,114
    Southwest Gas Holdings, Inc..........................   254,538      19,935,416
#   Spark Energy, Inc., Class A..........................   126,220       1,047,626
#   Spire, Inc...........................................   447,226      35,496,328
    TerraForm Power, Inc., Class A.......................     7,768          92,284
    Unitil Corp..........................................   200,365      10,511,148
    York Water Co. (The).................................   157,287       5,174,742
                                                                    ---------------
TOTAL UTILITIES..........................................               598,748,269
                                                                    ---------------
TOTAL COMMON STOCKS......................................            16,827,206,477
                                                                    ---------------

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                              SHARES        VALUE+
                                                            ----------- ---------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
      >> Media General, Inc. Contingent Value Rights.......     298,450 $        23,369
#*>>  Social Reality, Inc. Rights 12/31/19, Class A........      11,370             341
                                                                        ---------------
TOTAL CONSUMER DISCRETIONARY.                                                    23,710
                                                                        ---------------
HEALTH CARE -- (0.0%)
*>>   Biocept, Inc. Warrant 08/02/2023.....................     479,820               0
                                                                        ---------------
      TOTAL RIGHTS/WARRANTS................................                      23,710
                                                                        ---------------
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
GCI Liberty, Inc                                                 72,148       1,766,183
                                                                        ---------------
ENERGY -- (0.0%)
*>>   Enron TOPRS Escrow Shares............................      10,595               0
                                                                        ---------------
HEALTH CARE -- (0.0%)
>>    Biocept, Inc.........................................         971         422,267
                                                                        ---------------
TOTALPREFERRED STOCKS.                                                        2,188,450
                                                                        ---------------
TOTAL INVESTMENT SECURITIES.                                             16,829,418,637
                                                                        ---------------
TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional U.S. Government Money
        Market Fund 2.320%................................. 199,644,835     199,644,835
                                                                        ---------------
SECURITIES LENDING COLLATERAL -- (12.1%)
@(S)  DFA Short Term Investment Fund....................... 203,115,358   2,350,247,808
                                                                        ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $16,128,906,803)^^...............................             $19,379,311,280
                                                                        ===============

As of January 31, 2019, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL                 APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE     MARKET VALUE (DEPRECIATION)
-----------                    --------- ---------- ------------ ------------ --------------
Long Position Contracts:
S&P 500(R) Emini Index........  1,134     03/15/19  $143,334,772 $153,345,150  $10,010,378
                                                    ------------ ------------  -----------
Total Futures Contracts.......                      $143,334,772 $153,345,150  $10,010,378
                                                    ============ ============  ===========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------
                                  LEVEL 1     LEVEL 2  LEVEL 3     TOTAL
                               -------------- -------- ------- --------------
Common Stocks
  Communication Services...... $  672,780,863       --   --    $  672,780,863
  Consumer Discretionary......  2,492,775,581 $  1,350   --     2,492,776,931
  Consumer Staples............    747,692,094       --   --       747,692,094
  Energy......................    911,237,520       --   --       911,237,520
  Financials..................  3,308,279,665   53,435   --     3,308,333,100
  Health Care.................  1,538,601,445       --   --     1,538,601,445
  Industrials.................  3,291,590,181  155,000   --     3,291,745,181

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------------
                                   LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               ---------------- -------------- ------- ---------------
  Information Technology...... $  2,299,564,437 $       42,488   --    $ 2,299,606,925
  Materials...................      843,208,031        364,187   --        843,572,218
  Real Estate.................      122,111,931             --   --        122,111,931
  Utilities...................      598,748,269             --   --        598,748,269
Preferred Stocks
  Communication Services......        1,766,183             --   --          1,766,183
  Health Care.................               --        422,267   --            422,267
Rights/Warrants
  Consumer Discretionary......               --         23,710   --             23,710
Temporary Cash Investments.... 199,644,835.....             --   --        199,644,835
Securities Lending Collateral. --..............  2,350,247,808   --      2,350,247,808
Futures Contracts**........... 10,010,378......             --   --         10,010,378
                               ---------------- --------------   --    ---------------
TOTAL.                         $17,038,011,413. $2,351,310,245   --    $19,389,321,658
                               ================ ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                           U.S. MICRO CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (87.2%)
COMMUNICATION SERVICES -- (3.1%)
    A.H. Belo Corp., Class A.............................   497,510 $ 2,009,940
*   Alaska Communications Systems Group, Inc.............    75,647     139,947
#   AMC Entertainment Holdings, Inc., Class A............    57,863     847,693
    ATN International, Inc...............................   142,982  10,663,598
#*  AutoWeb, Inc.........................................     3,221      10,887
*   Ballantyne Strong, Inc...............................   102,209     143,103
    Beasley Broadcast Group, Inc., Class A...............     8,036      36,323
*   Boingo Wireless, Inc.................................   347,011   8,369,905
#*  Boston Omaha Corp., Class A..........................       761      19,246
#*  Care.com, Inc........................................   124,852   2,967,732
#*  Cars.com, Inc........................................   304,060   8,303,879
#*  Central European Media Enterprises, Ltd., Class A....   112,346     338,162
#*  Cincinnati Bell, Inc.................................   490,613   4,091,712
*   Clear Channel Outdoor Holdings, Inc., Class A........    45,418     252,978
    Cogent Communications Holdings, Inc..................   107,223   5,194,954
#*  comScore, Inc........................................   108,741   2,141,110
#   Consolidated Communications Holdings, Inc............   165,064   1,762,884
#*  Daily Journal Corp...................................       472     104,364
*   DHI Group, Inc.......................................    10,818      21,203
#   Emerald Expositions Events, Inc......................    64,061     909,666
*   Emmis Communications Corp., Class A..................    25,045      98,176
#   Entercom Communications Corp., Class A...............   961,765   7,049,738
    Entravision Communications Corp., Class A............   936,388   3,689,369
#*  Eros International P.L.C.............................    20,324     193,688
#   EW Scripps Co. (The), Class A........................   599,606  11,260,601
*   Fluent, Inc..........................................     5,059      23,879
#   Frontier Communications Corp.........................     2,389       4,778
#   Gannett Co., Inc..................................... 1,179,071  13,075,897
#*  Glu Mobile, Inc......................................   119,683   1,165,712
#*  Gray Television, Inc.................................   660,118  11,030,572
*   Gray Television, Inc., Class A.......................    40,958     626,657
*   Harte-Hanks, Inc.....................................    34,467     108,571
*   Hemisphere Media Group, Inc..........................    58,686     778,176
    IDT Corp., Class B...................................   230,718   1,656,555
*   IMAX Corp............................................   374,377   7,775,810
*   Insignia Systems, Inc................................     8,080       9,454
#*  Iridium Communications, Inc..........................   420,130   8,142,119
#*  Lee Enterprises, Inc.................................    15,442      42,157
*   Liberty Media Corp.-Liberty Braves, Class A..........       626      16,990
*   Liberty TripAdvisor Holdings, Inc., Class A..........   667,496  11,120,483
*   LICT Corp............................................         0       9,921
#*  Loral S.p.A.ce & Co.mmunications Inc.................    10,550     380,961
    Marchex, Inc., Class B...............................    55,666     222,664
    Marcus Corp. (The)...................................   198,441   8,844,515
#*  McClatchy Co. (The), Class A.........................    35,627     208,418
#*  Meet Group, Inc. (The)...............................   555,182   3,208,952
#*  MSG Networks, Inc., Class A..........................   484,839  10,860,394
    National CineMedia, Inc..............................   272,456   1,882,671
#   New Media Investment Group, Inc......................   473,409   6,471,501
#*  ORBCOMM, Inc.........................................   714,512   5,816,128
*   pdvWireless, Inc.....................................    23,300     939,922
*   Pegasus Cos., Inc. (The).............................       454     108,733
#*  Professional Diversity Network, Inc..................     1,600       1,920
#*  QuinStreet, Inc......................................   348,074   6,627,329

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
COMMUNICATION SERVICES -- (Continued)
*   Reading International, Inc., Class A.................   159,853 $  2,525,677
#*  Reading International, Inc., Class B.................    11,620      303,573
*   Rosetta Stone, Inc...................................    83,617    1,267,634
#   Saga Communications, Inc., Class A...................    51,688    1,748,088
    Salem Media Group, Inc...............................    18,082       50,810
    Scholastic Corp......................................    88,757    3,700,279
    Shenandoah Telecommunications Co.....................   454,032   21,625,544
#*  Social Reality, Inc..................................     4,419       15,069
    Spok Holdings, Inc...................................   153,308    2,121,783
#*  TechTarget, Inc......................................   202,244    2,932,538
    Townsquare Media, Inc., Class A......................   101,356      621,312
#*  Travelzoo............................................    51,203      629,797
*   Tribune Publishing Co................................   125,633    1,503,827
#*  TrueCar Inc..........................................   311,432    2,921,232
#*  Urban One, Inc.......................................    67,585      138,549
*   Vonage Holdings Corp.................................   731,338    6,662,489
*   Zedge, Inc., Class B.................................    70,067      144,338
                                                                    ------------
TOTAL COMMUNICATION SERVICES.............................            220,695,236
                                                                    ------------
CONSUMER DISCRETIONARY -- (11.9%)
*   1-800-Flowers.com, Inc., Class A.....................   399,377    6,370,063
#   Abercrombie & Fitch Co., Class A.....................   554,004   12,005,267
#   Acushnet Holdings Corp...............................    20,048      460,904
#   Adient P.L.C.........................................    42,972      848,267
#   AMCON Distributing Co................................     5,890      553,866
#*  American Axle & Manufacturing Holdings, Inc..........   717,160   10,599,625
#*  American Outdoor Brands Corp.........................    82,129      991,297
*   American Public Education, Inc.......................   126,591    3,745,828
*   America's Car-Mart, Inc..............................   108,818    7,612,907
    Ark Restaurants Corp.................................    36,613      677,341
#*  Asbury Automotive Group, Inc.........................   146,319   10,337,437
#*  Ascena Retail Group, Inc............................. 3,365,971    8,246,629
#*  Ascent Capital Group, Inc., Class A..................    87,483       45,491
#*  At Home Group, Inc...................................    97,758    2,154,586
*   Barnes & Noble Education, Inc........................   373,516    2,136,512
#   Barnes & Noble, Inc..................................   653,408    3,940,050
    Bassett Furniture Industries, Inc....................    90,506    1,725,949
    BBX Capital Corp.....................................   296,723    1,830,781
#*  Beazer Homes USA, Inc................................    70,534      883,791
#   Bed Bath & Beyond, Inc...............................   161,319    2,434,304
#*  Belmond, Ltd., Class A...............................   733,670   18,283,056
#   Big 5 Sporting Goods Corp............................    77,403      266,266
#   Big Lots, Inc........................................   128,547    4,054,372
#*  Biglari Holdings, Inc., Class A......................       982      638,310
*   Biglari Holdings, Inc., Class B......................    10,933    1,431,348
#   BJ's Restaurants, Inc................................   234,694   11,694,802
    Bloomin' Brands, Inc.................................   133,148    2,453,918
#*  Boot Barn Holdings, Inc..............................   225,810    5,290,728
    Bowl America, Inc., Class A..........................    55,406      875,415
*   Bridgepoint Education, Inc...........................   100,203      814,650
#   Brinker International, Inc...........................   154,118    6,244,861
#*  Build-A-Bear Workshop, Inc...........................    84,077      397,684
#   Caleres, Inc.........................................   493,103   14,714,194
    Callaway Golf Co..................................... 1,105,362   18,006,347
    Canterbury Park Holding Corp.........................    10,905      165,865
*   Career Education Corp................................   723,488    9,340,230
#   Carriage Services, Inc...............................   207,770    4,041,127
#*  Carrols Restaurant Group, Inc........................   396,517    3,421,942
#   Cato Corp. (The), Class A............................   209,300    3,108,105

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*   Cavco Industries, Inc................................    92,075 $15,311,152
*   Century Casinos, Inc.................................     9,163      70,280
#*  Century Communities, Inc.............................    89,026   2,088,550
#*  Chanticleer Holdings, Inc............................     8,250      16,418
#   Cheesecake Factory, Inc. (The).......................    64,529   2,896,062
#   Chico's FAS, Inc..................................... 1,211,821   7,028,562
#   Children's Place, Inc. (The).........................    97,261   9,410,974
#*  Christopher & Banks Corp.............................    18,577      11,137
*   Chuy's Holdings, Inc.................................   127,898   2,905,843
    Citi Trends, Inc.....................................   119,365   2,445,789
    Clarus Corp..........................................   161,508   1,807,275
#   Collectors Universe, Inc.............................    58,748     791,923
#*  Conn's, Inc..........................................   264,291   5,534,254
#*  Container Store Group, Inc. (The)....................    61,757     442,180
#   Cooper Tire & Rubber Co..............................   317,317  11,169,558
*   Cooper-Standard Holdings, Inc........................    96,886   7,407,904
#   Core-Mark Holding Co., Inc...........................   272,320   7,592,282
#*  Crocs, Inc...........................................   522,598  15,009,015
    Crown Crafts, Inc....................................    10,147      58,853
    CSS Industries, Inc..................................    30,328     264,763
#*  CTI Industries Corp..................................     1,700       4,964
    Culp, Inc............................................   169,469   3,236,858
#   Dave & Buster's Entertainment, Inc...................    84,169   4,330,495
#*  Del Frisco's Restaurant Group, Inc...................   145,052   1,148,812
*   Del Taco Restaurants, Inc............................   390,363   4,055,872
    Delphi Technologies P.L.C............................    24,900     445,959
*   Delta Apparel, Inc...................................    77,508   1,825,313
*   Denny's Corp.........................................   711,954  12,594,466
#*  Destination Maternity Corp...........................    44,239     131,832
#*  Destination XL Group, Inc............................   205,266     529,586
#   Dillard's, Inc., Class A.............................    16,569   1,106,644
#   Dine Brands Global, Inc..............................    21,498   1,639,652
*   Dixie Group, Inc. (The)..............................     7,488       6,589
    Dover Motorsports, Inc...............................   149,190     296,888
#*  Drive Shack, Inc.....................................   309,069   1,301,181
    DSW, Inc., Class A...................................   416,435  11,347,854
#*  Duluth Holdings, Inc., Class B.......................    26,501     632,844
#   Educational Development Corp.........................    73,800     583,020
#*  El Pollo Loco Holdings, Inc..........................   265,104   4,371,565
*   Emerson Radio Corp...................................   114,403     166,456
    Escalade, Inc........................................    69,594     776,669
#   Ethan Allen Interiors, Inc...........................   521,843   9,904,580
#*  Express, Inc.........................................   606,123   3,212,452
#*  Famous Dave's of America, Inc........................    60,547     278,516
#*  Fiesta Restaurant Group, Inc.........................   217,721   3,235,334
    Flanigan's Enterprises, Inc..........................    21,606     506,985
    Flexsteel Industries, Inc............................    61,627   1,538,826
#*  Fossil Group, Inc....................................   153,571   2,604,564
*   Fox Factory Holding Corp.............................   268,325  15,919,722
#*  Francesca's Holdings Corp............................     3,541       3,127
*   FTD Cos., Inc........................................     4,552      11,699
*   Full House Resorts, Inc..............................       683       1,571
#*  Gaia, Inc............................................    55,587     653,703
#   GameStop Corp., Class A.............................. 1,237,854  14,037,264
    Gaming Partners International Corp...................    13,461     174,185
#*  Garrett Motion, Inc..................................     1,843      29,433
#*  Genesco, Inc.........................................   318,126  14,372,933
*   Genius Brands International, Inc.....................    12,352      30,386
*   Gentherm, Inc........................................   398,697  16,968,544

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#*   G-III Apparel Group, Ltd............................. 329,796 $11,499,987
*    Good Times Restaurants, Inc..........................   1,131       2,816
#*   Green Brick Partners, Inc............................ 139,460   1,179,832
#    Group 1 Automotive, Inc.............................. 130,500   7,964,415
#*   Groupon, Inc......................................... 500,009   1,885,034
#    Guess?, Inc.......................................... 500,423   9,763,253
#*   Habit Restaurants, Inc. (The), Class A...............  68,882     703,974
#    Hamilton Beach Brands Holding Co., Class A...........  83,094   2,172,077
#    Haverty Furniture Cos., Inc.......................... 130,427   2,656,798
#    Haverty Furniture Cos., Inc., Class A................  18,855     383,699
#*   Hibbett Sports, Inc..................................  17,768     290,329
     Hooker Furniture Corp................................  95,603   2,750,498
#*   Horizon Global Corp.................................. 129,746     272,467
*    Houghton Mifflin Harcourt Co......................... 242,692   2,540,985
*    Inspired Entertainment, Inc..........................   3,393      23,005
#*   Installed Building Products, Inc..................... 202,656   8,533,844
#*   iRobot Corp..........................................  20,606   1,850,213
*    J Alexander's Holdings, Inc..........................  77,853     669,536
#*   J. Jill, Inc......................................... 147,411     877,095
#    Jack in the Box, Inc.................................   3,757     304,129
#*   JAKKS Pacific, Inc...................................   4,064       7,640
#*   JC Penney Co., Inc...................................   7,800      10,296
     Johnson Outdoors, Inc., Class A......................  78,897   4,942,897
*    K12, Inc............................................. 295,720   9,318,137
     KB Home.............................................. 121,271   2,596,412
#*   Kirkland's, Inc...................................... 184,681   1,887,440
#*   Kona Grill, Inc......................................   5,439       5,983
*    Koss Corp............................................ 115,135     219,908
#*   Lakeland Industries, Inc.............................  46,633     521,357
#*   Lands' End, Inc......................................   1,706      30,537
*>>  Lazare Kaplan International Inc......................  81,643      11,479
     La-Z-Boy, Inc........................................ 558,862  16,553,492
#    LCI Industries.......................................  21,778   1,795,378
*    Leaf Group, Ltd...................................... 142,594   1,095,122
#    Libbey, Inc..........................................  77,465     388,874
#    Liberty Tax, Inc.....................................  20,026     238,510
     Lifetime Brands, Inc.................................  90,323     878,843
#*   Lindblad Expeditions Holdings, Inc................... 110,043   1,352,428
*    Liquidity Services, Inc.............................. 229,765   1,923,133
#    Lithia Motors, Inc., Class A.........................  42,518   3,781,976
#*   Live Ventures, Inc...................................   1,917      14,013
*    Luby's, Inc..........................................   8,544      12,816
#*   Lumber Liquidators Holdings, Inc.....................  42,299     508,434
*    M/I Homes, Inc....................................... 195,293   5,173,312
*    Malibu Boats, Inc., Class A.......................... 124,622   5,053,422
     Marine Products Corp................................. 185,330   2,631,686
#*   MarineMax, Inc....................................... 173,432   3,083,621
*    MasterCraft Boat Holdings, Inc.......................  80,739   1,762,532
     MDC Holdings, Inc.................................... 428,027  14,094,929
*    Meritage Homes Corp..................................  74,993   3,380,684
*    Modine Manufacturing Co.............................. 413,244   6,045,760
#*   Monarch Casino & Resort, Inc.........................  27,353   1,182,744
#    Monro, Inc...........................................  79,590   5,703,419
#*   Motorcar Parts of America, Inc....................... 241,089   4,821,780
     Movado Group, Inc.................................... 163,957   5,238,426
     Nathan's Famous, Inc.................................  55,892   3,772,710
*    Nautilus, Inc........................................ 395,516   2,970,325
#*   New Home Co., Inc. (The).............................  68,103     471,273
     Nobility Homes, Inc..................................  16,585     348,700

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*   Noodles & Co.........................................     7,885 $    56,772
    Nutrisystem, Inc.....................................   344,324  14,947,105
    Office Depot, Inc.................................... 4,933,410  14,553,560
#*  Overstock.com, Inc...................................    66,915   1,160,975
#   Oxford Industries, Inc...............................   188,771  14,456,083
    P&F Industries, Inc., Class A........................     8,593      66,338
#   Papa John's International, Inc.......................    14,200     600,518
#*  Party City Holdco, Inc...............................   172,882   1,908,617
#   PetMed Express, Inc..................................   202,975   4,806,448
*   Playa Hotels & Resorts NV............................   174,854   1,377,850
#*  Potbelly Corp........................................   190,049   1,647,725
*   QEP Co., Inc.........................................     9,082     218,422
#*  Quotient Technology Inc..............................    50,298     502,980
    RCI Hospitality Holdings, Inc........................    60,552   1,350,915
*   Red Lion Hotels Corp.................................   178,344   1,649,682
#*  Red Robin Gourmet Burgers, Inc.......................   179,457   5,739,035
*   Regis Corp...........................................   407,193   7,594,149
*   Rent-A-Center, Inc...................................   104,276   1,824,830
    Rocky Brands, Inc....................................    55,336   1,483,558
#   RTW RetailWinds, Inc.................................   316,827     982,164
#   Ruth's Hospitality Group, Inc........................   390,848   9,028,589
#*  Sally Beauty Holdings, Inc...........................   148,077   2,549,886
#*  SeaWorld Entertainment, Inc..........................    91,447   2,382,194
#*  Sequential Brands Group, Inc.........................     6,074       6,621
#*  Shake Shack, Inc., Class A...........................    24,531   1,171,601
*   Shiloh Industries, Inc...............................   195,369   1,170,260
#   Shoe Carnival, Inc...................................   127,656   4,707,953
#*  Shutterfly, Inc......................................   158,432   7,281,535
#   Shutterstock, Inc....................................   103,082   4,124,311
#   Signet Jewelers, Ltd.................................    46,598   1,135,127
#   Skyline Champion Corp................................    97,781   1,765,925
#*  Sleep Number Corp....................................   443,759  15,975,324
#   Sonic Automotive, Inc., Class A......................   340,210   5,205,213
#*  Sotheby's............................................    64,744   2,615,010
    Speedway Motorsports, Inc............................   313,346   5,057,404
#*  Sportsman's Warehouse Holdings, Inc..................     2,056      10,568
    Standard Motor Products, Inc.........................   273,034  13,422,351
*   Stoneridge, Inc......................................   310,831   8,115,797
#   Strategic Education, Inc.............................   129,141  14,128,025
#   Strattec Security Corp...............................    33,460   1,154,370
#   Sturm Ruger & Co., Inc...............................     4,192     228,380
    Superior Group of Cos, Inc...........................   114,059   2,026,828
#   Superior Industries International, Inc...............   244,297   1,258,130
*   Sypris Solutions, Inc................................   129,104     136,850
#   Tailored Brands, Inc.................................   307,927   3,889,118
*   Tandy Leather Factory, Inc...........................   101,284     579,344
*   Taylor Morrison Home Corp., Class A..................   183,783   3,473,499
    Tile Shop Holdings, Inc..............................    46,845     355,554
    Tilly's, Inc., Class A...............................   128,542   1,556,644
*   TopBuild Corp........................................    47,505   2,508,739
    Tower International, Inc.............................   165,175   4,804,941
*   Town Sports International Holdings, Inc..............   110,650     667,220
*   Trans World Entertainment Corp.......................    12,026       7,288
*   TravelCenters of America LLC.........................   154,806     777,126
#*  TRI Pointe Group, Inc................................   145,555   1,957,715
#*  Tuesday Morning Corp.................................     3,557       7,043
    Tupperware Brands Corp...............................    40,195   1,096,118
#*  Turtle Beach Corp....................................     2,100      31,269
*   Unifi, Inc...........................................   167,869   3,590,718

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
#*  Universal Electronics, Inc...........................   141,903 $  3,997,408
*   Universal Technical Institute, Inc...................   239,205      818,081
#*  US Auto Parts Network, Inc...........................     7,419        7,790
*   Vera Bradley, Inc....................................       496        4,439
#*  Vince Holding Corp...................................     2,376       28,464
*   Vista Outdoor, Inc...................................   961,523    9,596,000
#*  Visteon Corp.........................................    29,272    2,250,724
#*  Vitamin Shoppe, Inc..................................    48,341      223,335
*   VOXX International Corp..............................    35,738      186,195
#*  Vuzix Corp...........................................     9,749       41,238
    Weyco Group, Inc.....................................   110,343    2,964,916
#*  William Lyon Homes, Class A..........................    92,161    1,222,055
#   Wingstop, Inc........................................   193,427   12,698,483
    Winmark Corp.........................................    54,273    8,366,183
#   Winnebago Industries, Inc............................   345,353    9,877,096
*   ZAGG, Inc............................................   237,139    2,660,700
*   Zumiez, Inc..........................................   229,101    5,821,456
                                                                    ------------
TOTAL CONSUMER DISCRETIONARY.............................            846,931,523
                                                                    ------------
CONSUMER STAPLES -- (3.3%)
#   Alico, Inc...........................................    77,475    2,293,260
#   Andersons, Inc. (The)................................   270,815    9,492,066
#*  Arcadia Biosciences, Inc.............................     2,400        8,640
*   Avon Products, Inc................................... 3,742,161    8,756,657
*   Bridgford Foods Corp.................................    72,953    2,060,193
#   Calavo Growers, Inc..................................   186,492   15,172,989
#   Cal-Maine Foods, Inc.................................    37,917    1,599,339
*   CCA Industries, Inc..................................    35,363       83,457
#*  Central Garden & Pet Co..............................    69,897    2,740,661
*   Central Garden & Pet Co., Class A....................   300,481   10,703,133
#*  Chefs' Warehouse, Inc. (The).........................   262,344    8,426,489
#   Coca-Cola Bottling Co. Consolidated..................    72,733   15,695,781
#*  Coffee Holding Co., Inc..............................    36,925      224,504
#*  Craft Brew Alliance, Inc.............................   221,234    3,641,512
#   Dean Foods Co........................................   193,924      808,663
*   Edgewell Personal Care Co............................    43,637    1,721,480
#*  Farmer Brothers Co...................................   144,233    3,548,132
    Fresh Del Monte Produce, Inc.........................     2,200       70,356
#*  Hostess Brands, Inc..................................   574,965    6,606,348
    Ingles Markets, Inc., Class A........................   131,189    3,744,134
#   Inter Parfums, Inc...................................   301,212   20,018,549
#   John B. Sanfilippo & Son, Inc........................   102,943    7,025,860
*   Landec Corp..........................................   245,729    3,118,301
*   Lifevantage Corp.....................................     6,285       93,332
*   Lifeway Foods, Inc...................................     4,260       11,971
#   Limoneira Co.........................................    61,139    1,346,892
    Mannatech, Inc.......................................    11,825      224,911
#   Medifast, Inc........................................   129,943   16,533,947
#   MGP Ingredients, Inc.................................   188,068   13,501,402
#*  Natural Alternatives International, Inc..............    74,759      834,310
#*  Natural Grocers by Vitamin Cottage, Inc..............   100,070    1,366,956
#   Natural Health Trends Corp...........................     5,957       97,635
#*  Nature's Sunshine Products, Inc......................   163,358    1,306,864
#*  New Age Beverages Corp...............................     7,200       51,192
    Oil-Dri Corp. of America.............................    56,732    1,505,667
#*  Orchids Paper Products Co............................       196          206
#   PriceSmart, Inc......................................    19,767    1,210,729
#*  Primo Water Corp.....................................   273,729    3,566,689
#*  Pyxus International, Inc.............................    48,108      780,793

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
CONSUMER STAPLES -- (Continued)
#*  Revlon, Inc., Class A................................    85,869 $  2,249,768
#*  RiceBran Technologies................................    37,765      123,491
    Rocky Mountain Chocolate Factory, Inc................    70,528      606,541
*   S&W Seed Co..........................................    45,555      106,599
*   Seneca Foods Corp., Class A..........................    54,757    1,566,050
*   Seneca Foods Corp., Class B..........................    11,120      322,480
*   Simply Good Foods Co. (The)..........................    86,637    1,714,546
*   Smart & Final Stores, Inc............................   198,788    1,198,692
    SpartanNash Co.......................................   382,355    7,933,866
*   Tofutti Brands, Inc..................................     3,743        7,711
#   Turning Point Brands, Inc............................    46,877    1,659,915
#*  United Natural Foods, Inc............................   736,651    9,650,128
    United-Guardian, Inc.................................    39,576      787,958
    Universal Corp.......................................   106,098    6,121,855
*   USANA Health Sciences, Inc...........................     9,997    1,170,649
#   Vector Group, Ltd....................................   260,491    2,865,401
#   Village Super Market, Inc., Class A..................    73,985    1,989,457
#   WD-40 Co.............................................    92,091   16,737,539
#   Weis Markets, Inc....................................   202,340    9,817,537
*   Willamette Valley Vineyards, Inc.....................     3,868       27,269
                                                                    ------------
TOTAL CONSUMER STAPLES...................................            236,651,452
                                                                    ------------
ENERGY -- (5.3%)
#*  Abraxas Petroleum Corp...............................   324,266      385,877
    Adams Resources & Energy, Inc........................    39,391    1,561,065
#*  Alta Mesa Resources, Inc., Class A...................    76,935       73,704
#*  Approach Resources, Inc..............................     7,969        7,677
#   Arch Coal, Inc., Class A.............................    94,565    8,334,013
    Archrock, Inc........................................   575,633    5,433,976
#*  Ardmore Shipping Corp................................   192,549    1,091,753
*   Aspen Aerogels, Inc..................................    70,788      192,543
*   Barnwell Industries, Inc.............................    68,834       97,083
#*  Basic Energy Services, Inc...........................    21,454      101,907
#*  Bonanza Creek Energy, Inc............................   189,714    4,372,908
#*  Bristow Group, Inc...................................   645,517    2,123,751
*   C&J Energy Services, Inc.............................   115,780    1,860,585
#*  California Resources Corp............................   166,582    3,356,627
#*  Callon Petroleum Co..................................   907,100    7,383,794
*   CARBO Ceramics, Inc..................................       109          439
#*  Carrizo Oil & Gas, Inc...............................   545,123    6,694,110
#*  Clean Energy Fuels Corp..............................   217,293      412,857
#*  Cloud Peak Energy, Inc...............................     5,556        2,073
#*  Contango Oil & Gas Co................................   174,727      660,468
#*  Covia Holdings Corp..................................         1            5
#*  Dawson Geophysical Co................................   105,566      412,763
#*  Denbury Resources, Inc............................... 2,795,182    5,674,219
#   DHT Holdings, Inc.................................... 1,080,828    4,377,353
#*  Diamond Offshore Drilling, Inc.......................   151,100    1,651,523
*   Dorian LPG, Ltd......................................   307,360    1,684,333
#*  Dril-Quip, Inc.......................................   351,822   13,172,216
#*  Earthstone Energy, Inc., Class A.....................   196,724    1,186,246
#*  Eclipse Resources Corp...............................     9,550       10,983
    EnLink Midstream LLC.................................    52,508      571,287
#   Ensco P.L.C., Class A................................    84,442      371,545
*   Era Group, Inc.......................................   100,325      945,061
    Evolution Petroleum Corp.............................   240,879    1,799,366
*   Exterran Corp........................................    70,771    1,228,585
#*  Extraction Oil & Gas, Inc............................   706,469    2,783,488
#*  Forum Energy Technologies, Inc....................... 1,175,799    5,773,173

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
ENERGY -- (Continued)
#*  Frank's International NV.............................   560,351 $ 3,188,397
#   GasLog, Ltd..........................................   266,819   4,784,065
#*  Geospace Technologies Corp...........................   102,502   1,540,605
#*  Goodrich Petroleum Corp..............................    26,995     369,292
#   Green Plains, Inc....................................   326,158   4,634,705
*   Gulf Island Fabrication, Inc.........................    51,753     491,136
#*  Gulfport Energy Corp................................. 2,330,870  19,555,999
#*  Halcon Resources Corp................................    41,073      67,360
    Hallador Energy Co...................................   173,520     982,991
*   Helix Energy Solutions Group, Inc.................... 1,823,876  12,457,073
#*  HighPoint Resources Corp.............................   123,026     344,473
#*  Hornbeck Offshore Services, Inc......................     3,200       4,224
#*  Independence Contract Drilling, Inc..................   222,278     760,191
#*  International Seaways, Inc...........................   216,694   3,926,495
#*  ION Geophysical Corp.................................    19,266     172,816
*   Keane Group, Inc.....................................   510,352   5,144,348
#*  Key Energy Services, Inc.............................     8,319      13,893
*   KLX Energy Services Holdings, Inc....................    12,148     316,577
#*  Kosmos Energy, Ltd...................................   368,530   1,890,559
#*  Laredo Petroleum, Inc................................ 1,616,777   6,143,753
#*  Lonestar Resources US, Inc., Class A.................   133,821     669,105
#   Mammoth Energy Services, Inc.........................    76,182   1,685,908
#*  Matador Resources Co.................................   106,155   2,070,022
*   Matrix Service Co....................................   264,109   5,665,138
*   McDermott International, Inc.........................    46,400     409,248
*   Midstates Petroleum Co., Inc.........................   152,395   1,475,184
*   Mitcham Industries, Inc..............................    99,759     397,041
#   Nabors Industries, Ltd............................... 1,792,227   5,304,992
    NACCO Industries, Inc., Class A......................    40,448   1,378,468
*   Natural Gas Services Group, Inc......................    87,791   1,449,429
    Navios Maritime Acquisition Corp.....................     8,212      44,016
#*  NCS Multistage Holdings, Inc.........................    51,954     294,060
#*  Newpark Resources, Inc...............................   976,972   8,118,637
#*  Noble Corp. P.L.C.................................... 3,503,771  11,562,444
#*  Northern Oil and Gas, Inc............................ 1,413,550   3,576,281
#*  Oasis Petroleum, Inc.................................   381,678   2,297,702
#*  Oceaneering International, Inc.......................   577,523   9,061,336
#*  Oil States International, Inc........................   668,752  11,515,909
*   Overseas Shipholding Group, Inc., Class A............   431,687     781,353
*   Pacific Ethanol, Inc.................................     6,956       8,904
    Panhandle Oil and Gas, Inc., Class A.................   130,282   2,084,512
*   Par Pacific Holdings, Inc............................   243,931   3,966,318
#*  Parker Drilling Co...................................    17,509       4,946
#*  PDC Energy, Inc......................................    45,201   1,472,197
#*  Penn Virginia Corp...................................   125,079   6,561,644
#*  PHI, Inc.............................................    13,978      55,912
#*  PHI, Inc. Non-Voting.................................    41,594     136,428
*   Pioneer Energy Services Corp.........................   353,906     523,781
*   Profire Energy, Inc..................................     7,831      13,078
#*  ProPetro Holding Corp................................   567,869   9,278,979
*   QEP Resources, Inc...................................    95,200     787,304
#*  Renewable Energy Group, Inc..........................   417,409  12,063,120
#*  Resolute Energy Corp.................................     6,666     218,178
#*  REX American Resources Corp..........................    53,577   3,907,371
#*  RigNet, Inc..........................................    45,629     609,603
#*  Ring Energy, Inc..................................... 1,221,511   7,182,485
#*  Rowan Cos. P.L.C., Class A...........................   884,515  10,782,238
#*  SAExploration Holdings, Inc..........................       616       2,710
#*  Sanchez Energy Corp..................................     5,738       1,503

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
ENERGY -- (Continued)
*   SandRidge Energy, Inc................................   290,555 $  2,408,701
#   Scorpio Tankers, Inc.................................    50,384      943,692
#*  SEACOR Holdings, Inc.................................   106,680    4,415,485
*   SEACOR Marine Holdings, Inc..........................   191,475    2,537,044
#*  Select Energy Services, Inc., Class A................   238,792    2,029,732
#   SemGroup Corp., Class A.............................. 1,006,217   16,119,596
#   Ship Finance International, Ltd......................   351,829    4,278,241
*   SilverBow Resources, Inc.............................    51,077    1,241,682
#   SM Energy Co.........................................   112,931    2,215,706
#*  Smart Sand, Inc......................................   204,493      519,412
#   Solaris Oilfield Infrastructure, Inc., Class A.......   174,828    2,629,413
#*  SRC Energy, Inc......................................   449,191    2,210,020
#*  Superior Drilling Products, Inc......................    11,700       21,645
#*  Superior Energy Services, Inc........................ 2,412,984    9,434,767
#*  Talos Energy, Inc....................................   167,346    3,196,309
#   Teekay Corp..........................................     3,000       10,530
*   TETRA Technologies, Inc..............................    15,736       33,518
#*  Tidewater, Inc.......................................    83,825    1,803,914
#*  Ultra Petroleum Corp.................................     8,156        5,872
*   Unit Corp............................................   575,781    9,189,465
#   US Silica Holdings, Inc.............................. 1,250,995   16,863,413
*   VAALCO Energy, Inc...................................   238,260      438,398
#*  W&T Offshore, Inc.................................... 1,425,655    7,185,301
*   WildHorse Resource Development Corp..................    30,059      510,101
    World Fuel Services Corp.............................   332,670    8,280,156
                                                                    ------------
TOTAL ENERGY.............................................            378,517,905
                                                                    ------------
FINANCIALS -- (19.3%)
#*  1347 Property Insurance Holdings, Inc................     3,204       14,290
#   1st Constitution Bancorp.............................    37,036      719,239
    1st Source Corp......................................   228,353   10,367,226
#   Access National Corp.................................   117,491    2,773,963
    ACNB Corp............................................    25,726      936,426
#*  Allegiance Bancshares, Inc...........................    82,354    2,958,156
    A-Mark Precious Metals, Inc..........................    56,240      729,433
#*  Ambac Financial Group, Inc...........................   228,043    4,314,574
    American National Bankshares, Inc....................    59,130    1,932,368
    American River Bankshares............................    32,113      432,883
    Ameris Bancorp.......................................   285,392   10,830,626
    AMERISAFE, Inc.......................................   223,285   13,265,362
    AmeriServ Financial, Inc.............................   148,132      611,785
    Argo Group International Holdings, Ltd...............    36,749    2,452,628
    Arrow Financial Corp.................................   140,409    4,472,027
    Artisan Partners Asset Management, Inc., Class A.....     2,100       48,972
#*  Ashford, Inc.........................................     1,814      117,910
#   Associated Capital Group, Inc., Class A..............     2,430      103,008
    Asta Funding, Inc....................................     5,912       25,185
    Atlantic American Corp...............................     7,131       19,610
*   Atlantic Capital Bancshares, Inc.....................   135,272    2,445,718
*   Atlanticus Holdings Corp.............................   115,004      432,415
*   Atlas Financial Holdings, Inc........................    80,139      712,436
#   Auburn National Bancorporation, Inc..................    11,571      376,752
#*  Axos Financial, Inc..................................   261,755    7,946,882
#   Banc of California, Inc..............................   391,160    5,703,113
    BancFirst Corp.......................................   242,734   13,029,961
    Bancorp 34, Inc......................................       806       12,106
#*  Bancorp of New Jersey, Inc...........................     4,977       66,841
*   Bancorp, Inc. (The)..................................   544,342    4,616,020
    Bank of Commerce Holdings............................    76,509      817,881

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    Bank of Marin Bancorp................................    71,694 $ 3,006,846
    Bank of NT Butterfield & Son, Ltd. (The).............     1,000      35,050
    BankFinancial Corp...................................   167,847   2,517,705
#   Bankwell Financial Group, Inc........................    32,837     948,989
    Banner Corp..........................................   248,876  13,573,697
    Bar Harbor Bankshares................................    93,718   2,242,672
*   Baycom Corp..........................................     6,764     146,102
    BCB Bancorp, Inc.....................................    71,875     843,813
    Beneficial Bancorp, Inc..............................   580,335   9,047,423
    Berkshire Hills Bancorp, Inc.........................   358,780   9,776,755
*   Blucora, Inc.........................................   305,788   9,023,804
#   Blue Capital Reinsurance Holdings, Ltd...............    32,288     220,527
    Blue Hills Bancorp, Inc..............................   146,906   3,472,858
    Boston Private Financial Holdings, Inc............... 1,091,428  12,660,565
    Bridge Bancorp, Inc..................................   140,155   4,315,372
    BrightSphere Investment Group P.L.C..................   397,759   4,920,279
    Brookline Bancorp, Inc...............................   868,559  12,915,472
    Bryn Mawr Bank Corp..................................   190,505   7,046,780
*   BSB Bancorp, Inc.....................................    43,585   1,406,052
    C&F Financial Corp...................................    21,034   1,051,279
#   Cadence BanCorp......................................   432,776   8,114,550
    California First National Bancorp....................    64,941     990,675
#   Cambridge Bancorp....................................       194      14,763
    Camden National Corp.................................   134,113   5,434,259
*   Cannae Holdings, Inc.................................   439,901   8,507,685
    Capital City Bank Group, Inc.........................    73,297   1,759,128
#   Capitol Federal Financial, Inc.......................   336,723   4,333,625
#   Capstar Financial Holdings, Inc......................    49,614     791,343
    Carolina Financial Corp..............................   170,221   5,893,051
    Central Pacific Financial Corp.......................   209,205   5,989,539
    Central Valley Community Bancorp.....................    58,223   1,151,069
    Century Bancorp, Inc., Class A.......................    22,896   1,777,417
    Citizens & Northern Corp.............................    66,871   1,676,456
#   Citizens Community Bancorp, Inc......................     6,800      79,900
    Citizens First Corp..................................     1,642      35,960
    Citizens Holding Co..................................    11,132     244,459
#*  Citizens, Inc........................................   389,685   2,762,867
#   City Holding Co......................................   183,574  13,158,584
    Civista Bancshares, Inc..............................    52,672     986,547
    CNB Financial Corp...................................    91,733   2,318,093
    Codorus Valley Bancorp, Inc..........................    34,991     773,301
#   Cohen & Co., Inc.....................................     2,727      22,225
#   Cohen & Steers, Inc..................................    77,219   2,905,751
    Colony Bankcorp, Inc.................................    43,598     683,617
*   Community Bankers Trust Corp.........................     6,683      49,855
*   Community First Bancshares, Inc......................       935       9,920
    Community Trust Bancorp, Inc.........................   192,185   7,804,633
    Community West Bancshares............................    17,312     175,717
    ConnectOne Bancorp, Inc..............................   262,343   5,246,860
#*  Consumer Portfolio Services, Inc.....................   118,706     455,831
    County Bancorp, Inc..................................       700      11,977
#*  Cowen, Inc...........................................    71,246   1,152,048
#   Crawford & Co., Class A..............................   281,599   2,694,902
    Crawford & Co., Class B..............................   155,433   1,499,928
#*  Customers Bancorp, Inc...............................   125,008   2,458,907
    Diamond Hill Investment Group, Inc...................    19,604   3,038,620
    Dime Community Bancshares, Inc.......................   381,532   7,523,811
    DNB Financial Corp...................................     1,689      62,121
    Donegal Group, Inc., Class A.........................   196,132   2,583,058

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    Donegal Group, Inc., Class B.........................    34,951 $   434,616
*   Donnelley Financial Solutions, Inc...................     7,471     109,375
    Eagle Bancorp Montana, Inc...........................       578      10,335
#*  Eagle Bancorp, Inc...................................    90,859   4,986,342
#*  eHealth, Inc.........................................   127,801   7,816,309
#*  Elevate Credit, Inc..................................     8,841      39,342
#   Elmira Savings Bank..................................       516       9,670
    EMC Insurance Group, Inc.............................   177,344   5,831,071
    Employers Holdings, Inc..............................   320,033  13,559,798
#*  Encore Capital Group, Inc............................   332,007   9,807,487
*   Enova International, Inc.............................   284,591   6,559,823
*   Entegra Financial Corp...............................    20,165     471,054
    Enterprise Bancorp, Inc..............................    50,979   1,649,171
    Enterprise Financial Services Corp...................   259,099  11,434,039
#*  Equity Bancshares, Inc., Class A.....................    91,868   2,916,809
    ESSA Bancorp, Inc....................................    58,904     887,094
    Evans Bancorp, Inc...................................    25,008     875,280
#*  EZCORP, Inc., Class A................................   375,646   3,501,021
#   Farmers & Merchants Bancorp, Inc.....................       500      15,765
    Farmers National Banc Corp...........................   152,481   1,977,679
    Fauquier Bankshares, Inc.............................       701      13,599
#   FB Financial Corp....................................   113,522   3,755,308
    FBL Financial Group, Inc., Class A...................   218,485  15,342,017
    Federal Agricultural Mortgage Corp., Class A.........     4,200     285,705
    Federal Agricultural Mortgage Corp., Class C.........    82,381   5,828,456
    FedNat Holding Co....................................   125,697   2,276,373
    Fidelity Southern Corp...............................   266,332   8,112,473
    Financial Institutions, Inc..........................   125,634   3,369,504
*   First Acceptance Corp................................    59,247      66,949
    First Bancorp........................................   351,121  12,910,719
    First BanCorp........................................ 1,728,154  18,404,840
    First Bancorp, Inc...................................    79,476   2,056,044
    First Bancshares, Inc. (The).........................    46,096   1,493,971
#   First Bank...........................................    71,030     798,377
    First Busey Corp.....................................   372,022   9,211,265
    First Business Financial Services, Inc...............    44,629     921,143
    First Capital, Inc...................................       350      15,953
    First Commonwealth Financial Corp....................   848,795  11,543,612
    First Community Bancshares, Inc......................   130,640   4,480,952
#   First Community Corp.................................    15,648     320,784
    First Defiance Financial Corp........................   149,837   4,222,407
    First Financial Corp.................................    94,531   3,920,201
    First Financial Northwest, Inc.......................    64,786     981,508
#*  First Foundation, Inc................................   263,128   3,823,250
#   First Internet Bancorp...............................    58,466   1,169,320
    First Merchants Corp.................................   320,489  11,739,512
    First Mid-Illinois Bancshares, Inc...................    50,225   1,636,331
    First Northwest Bancorp..............................    49,433     754,842
    First of Long Island Corp. (The).....................    84,539   1,751,648
    First United Corp....................................    40,716     659,599
*   Flagstar Bancorp, Inc................................   308,451   9,515,713
    Flushing Financial Corp..............................   274,614   6,090,939
#*  Franklin Financial Network, Inc......................   117,839   3,755,529
    FS Bancorp, Inc......................................    16,852     818,165
#   GAIN Capital Holdings, Inc...........................   255,912   1,655,751
    GAMCO Investors, Inc., Class A.......................    86,662   1,728,907
*   Genworth Financial, Inc., Class A....................   171,929     832,136
#   German American Bancorp, Inc.........................   152,228   4,452,669
    Glen Burnie Bancorp..................................     1,500      16,635

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    Global Indemnity, Ltd................................    63,961 $ 2,104,317
#*  Goosehead Insurance, Inc., Class A...................     3,800     109,212
*   Great Elm Capital Group, Inc.........................     1,686       5,277
    Great Southern Bancorp, Inc..........................   123,279   6,575,702
    Great Western Bancorp, Inc...........................     7,973     281,367
#   Greenhill & Co., Inc.................................   147,624   3,699,457
#*  Greenlight Capital Re, Ltd., Class A.................   144,486   1,498,320
#   Guaranty Bancshares, Inc.............................     9,270     278,100
    Guaranty Federal Bancshares, Inc.....................    17,656     397,260
*   Hallmark Financial Services, Inc.....................   125,747   1,219,746
*   Hamilton Bancorp, Inc................................       148       2,131
#   Hamilton Lane, Inc., Class A.........................    11,897     431,504
    Hanmi Financial Corp.................................   494,154  10,836,797
*   HarborOne Bancorp, Inc...............................    99,153   1,505,143
    Hawthorn Bancshares, Inc.............................     9,156     209,306
#   HCI Group, Inc.......................................   149,924   7,103,399
#*  Health Insurance Innovations, Inc., Class A..........    22,709     870,663
#   Heartland Financial USA, Inc.........................   197,806   8,972,480
#   Hennessy Advisors, Inc...............................     3,186      36,766
    Heritage Commerce Corp...............................   287,563   3,815,961
#   Heritage Financial Corp..............................   401,341  12,433,544
    Heritage Insurance Holdings, Inc.....................    50,423     732,142
    Hingham Institution for Savings......................    14,873   2,750,018
*   HMN Financial, Inc...................................    37,346     742,812
    Home Bancorp, Inc....................................    30,144   1,065,892
*   HomeStreet, Inc......................................   231,183   5,657,048
    HomeTrust Bancshares, Inc............................    60,854   1,643,058
    Hope Bancorp, Inc....................................   607,200   8,689,032
    HopFed Bancorp, Inc..................................    19,653     385,592
    Horace Mann Educators Corp...........................   410,677  17,104,697
    Horizon Bancorp, Inc.................................   286,843   4,629,646
#*  Howard Bancorp, Inc..................................    58,275     747,668
#*  Impac Mortgage Holdings, Inc.........................     8,607      30,211
    Independence Holding Co..............................    25,496     911,737
#   Independent Bank Corp................................   180,562  14,405,236
    Independent Bank Corp................................     9,686     214,642
    Independent Bank Group, Inc..........................   257,346  13,577,575
*   INTL. FCStone, Inc...................................   151,743   5,801,135
    Investar Holding Corp................................    33,918     782,149
#   Investment Technology Group, Inc.....................   262,921   7,955,990
    Investors Title Co...................................    21,120   3,648,058
    James River Group Holdings, Ltd......................   360,623  13,909,229
    Kearny Financial Corp................................   823,417  10,572,674
    Kemper Corp..........................................    28,927   2,174,732
    Kentucky First Federal Bancorp.......................    40,640     314,960
    Kingstone Cos., Inc..................................    53,485     879,828
#   Kinsale Capital Group, Inc...........................   140,397   8,143,026
    Ladenburg Thalmann Financial Services, Inc...........   870,521   2,507,101
    Lake Shore Bancorp, Inc..............................     4,212      67,392
    Lakeland Bancorp, Inc................................   417,103   6,527,662
#   Lakeland Financial Corp..............................   255,382  11,499,852
    Landmark Bancorp, Inc................................    18,750     432,375
    LCNB Corp............................................    12,669     209,039
#   LegacyTexas Financial Group, Inc.....................   345,738  13,774,202
#*  LendingClub Corp..................................... 1,991,493   6,352,863
    Level One Bancorp, Inc...............................       820      19,926
#   Live Oak Bancshares, Inc.............................    64,058     890,406
    Macatawa Bank Corp...................................   235,142   2,294,986
    Mackinac Financial Corp..............................    51,008     803,376

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
*   Magyar Bancorp, Inc..................................  15,818 $   185,862
#   Maiden Holdings, Ltd................................. 931,823   1,202,052
*   Malvern Bancorp, Inc.................................  15,699     328,423
#   Manning & Napier, Inc................................   5,926      12,622
    Marlin Business Services Corp........................  89,795   1,992,551
#*  MBIA, Inc............................................ 476,385   4,578,060
    MBT Financial Corp................................... 130,236   1,303,662
#   Medley Management, Inc., Class A.....................   6,004      28,699
    Mercantile Bank Corp................................. 120,423   3,998,044
    Merchants Bancorp....................................     661      12,936
    Meridian Bancorp, Inc................................ 593,018   9,390,440
#   Meta Financial Group, Inc............................ 292,467   6,887,598
#   Mid Penn Bancorp, Inc................................   7,841     181,519
    Middlefield Banc Corp................................     916      39,168
#   Midland States Bancorp, Inc..........................  76,900   1,854,059
#   MidSouth Bancorp, Inc................................ 114,575   1,308,447
    MidWestOne Financial Group, Inc......................  57,725   1,599,560
*   MMA Capital Holdings, Inc............................   4,156     114,913
#*  Mr Cooper Group, Inc.................................  74,449   1,145,770
    MSB Financial Corp...................................   5,744     101,956
    MutualFirst Financial, Inc...........................  51,177   1,484,133
    National Bank Holdings Corp., Class A................ 397,903  12,716,980
*   National Commerce Corp............................... 104,186   4,241,933
*   National Holdings Corp...............................     522       1,644
#   National Security Group, Inc. (The)..................  14,003     168,036
    National Western Life Group, Inc., Class A...........  26,140   7,928,262
    Navigators Group, Inc. (The)......................... 186,049  12,986,220
#   NBT Bancorp, Inc..................................... 356,545  12,700,133
#   Nelnet, Inc., Class A................................  10,816     568,922
>>  NewStar Financial, Inc............................... 218,406      42,524
*   NI Holdings, Inc.....................................  16,071     241,065
*   Nicholas Financial, Inc..............................  57,620     606,162
#*  Nicolet Bankshares, Inc..............................  39,897   2,181,967
#*  NMI Holdings, Inc., Class A.......................... 763,913  16,806,086
#   Northeast Bancorp....................................  30,760     606,587
    Northfield Bancorp, Inc.............................. 409,922   5,865,984
    Northrim BanCorp, Inc................................  50,171   1,662,165
#   Northwest Bancshares, Inc............................ 642,131  11,327,191
    Norwood Financial Corp...............................  19,021     557,696
    OceanFirst Financial Corp............................ 428,908  10,298,081
#*  Ocwen Financial Corp................................. 605,220   1,016,770
    OFG Bancorp.......................................... 366,329   7,099,456
#   Ohio Valley Banc Corp................................  16,910     606,731
    Old Line Bancshares, Inc.............................  88,994   2,403,728
    Old Second Bancorp, Inc..............................  80,342   1,127,198
*   On Deck Capital, Inc................................. 691,597   5,200,809
    Oppenheimer Holdings, Inc., Class A..................  57,414   1,546,159
    Opus Bank............................................ 310,080   6,480,672
#   Oritani Financial Corp............................... 492,156   8,297,750
    Orrstown Financial Services, Inc.....................  26,221     493,741
*   Pacific Mercantile Bancorp........................... 128,804   1,012,399
*   Pacific Premier Bancorp, Inc......................... 311,840   9,277,240
#   Park National Corp...................................  36,770   3,457,115
    Parke Bancorp, Inc...................................  11,897     233,419
    Pathfinder Bancorp, Inc..............................     100       1,420
    Patriot National Bancorp, Inc........................   1,132      16,725
    PB Bancorp, Inc......................................   3,437      38,048
    PCSB Financial Corp..................................  32,884     667,874
    Peapack Gladstone Financial Corp..................... 144,678   3,861,456

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    Penns Woods Bancorp, Inc.............................  36,061 $ 1,274,035
#   Pennymac Financial Services, Inc.....................  89,926   1,859,670
    Peoples Bancorp of North Carolina, Inc...............  17,551     456,326
    Peoples Bancorp, Inc................................. 150,953   4,830,496
    People's Utah Bancorp................................  67,625   1,988,175
    Piper Jaffray Cos.................................... 165,667  11,435,993
    PJT Partners, Inc., Class A..........................  77,021   3,348,873
#*  PRA Group, Inc....................................... 295,128   8,709,227
    Preferred Bank....................................... 151,049   7,032,841
    Premier Financial Bancorp, Inc.......................  80,031   1,142,042
    Protective Insurance Corp., Class A..................   4,882      91,538
    Protective Insurance Corp., Class B..................  99,149   1,827,316
    Provident Financial Holdings, Inc....................  70,903   1,205,351
#   Provident Financial Services, Inc.................... 245,571   6,068,059
    Prudential Bancorp, Inc..............................  42,648     777,900
    Pzena Investment Management, Inc., Class A...........  99,707     873,433
    QCR Holdings, Inc....................................  82,015   2,809,834
*   Randolph Bancorp, Inc................................   3,714      52,553
    RBB Bancorp..........................................   5,313      99,087
*   Regional Management Corp.............................  91,686   2,519,531
    Renasant Corp........................................ 292,546  10,391,234
    Republic Bancorp, Inc., Class A...................... 194,480   8,107,871
*   Republic First Bancorp, Inc.......................... 164,265     969,164
    Riverview Bancorp, Inc............................... 171,869   1,280,424
#   S&T Bancorp, Inc..................................... 260,717  10,016,747
#*  Safeguard Scientifics, Inc........................... 254,041   2,410,849
    Safety Insurance Group, Inc.......................... 179,085  14,740,486
    Salisbury Bancorp, Inc...............................   8,588     345,925
    Sandy Spring Bancorp, Inc............................ 295,456   9,634,820
#   SB Financial Group, Inc..............................   5,446      99,771
#   SB One Bancorp.......................................  28,697     628,464
#*  Seacoast Banking Corp. of Florida.................... 343,757   9,460,193
*   Security National Financial Corp., Class A...........  37,417     197,560
*   Select Bancorp, Inc..................................  37,885     458,409
#   ServisFirst Bancshares, Inc.......................... 211,581   7,140,859
    Severn Bancorp, Inc..................................   1,621      13,373
    Shore Bancshares, Inc................................  51,099     761,375
    SI Financial Group, Inc..............................  51,496     663,269
*   Siebert Financial Corp...............................  13,141     145,339
    Sierra Bancorp....................................... 115,992   3,085,387
    Silvercrest Asset Management Group, Inc., Class A....  10,134     134,985
*   SmartFinancial, Inc..................................  43,401     837,639
    Sound Financial Bancorp, Inc.........................     300       9,996
*   Southern First Bancshares, Inc.......................  41,164   1,481,492
    Southern Missouri Bancorp, Inc.......................  37,863   1,333,156
    Southern National Bancorp of Virginia, Inc........... 119,354   1,799,858
#   Southside Bancshares, Inc............................ 408,191  13,466,221
    Southwest Georgia Financial Corp.....................  13,465     295,691
    State Auto Financial Corp............................ 228,166   7,757,644
    Sterling Bancorp, Inc................................   6,664      57,310
    Stewardship Financial Corp...........................   4,808      41,830
    Stewart Information Services Corp.................... 354,189  15,743,701
    Stock Yards Bancorp, Inc............................. 218,579   7,556,276
    Summit Financial Group, Inc..........................  40,017     941,600
    Summit State Bank....................................   2,078      24,271
    Territorial Bancorp, Inc.............................  63,943   1,763,548
*   Third Point Reinsurance, Ltd......................... 495,663   5,209,418
    Timberland Bancorp, Inc..............................  71,651   2,014,826
    Tiptree, Inc......................................... 249,952   1,487,214

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
FINANCIALS -- (Continued)
    Tompkins Financial Corp..............................   129,738 $    9,540,933
    Towne Bank...........................................   145,943      3,788,680
    TriCo Bancshares.....................................   234,263      8,836,400
#*  TriState Capital Holdings, Inc.......................   242,376      4,934,775
#*  Triumph Bancorp, Inc.................................   261,842      7,975,707
#   TrustCo Bank Corp. NY................................ 1,164,341      9,035,286
#   Trustmark Corp.......................................   135,437      4,270,329
    Two River Bancorp....................................     5,662         91,271
*   Unico American Corp..................................   109,255        687,760
    Union Bankshares, Inc................................    14,917        710,795
    United Bancorp, Inc..................................     2,991         33,230
    United Bancshares, Inc...............................     6,297        141,620
    United Community Banks, Inc..........................   100,938      2,596,125
    United Community Financial Corp......................   460,935      4,369,664
    United Financial Bancorp, Inc........................   438,204      6,489,801
#   United Fire Group, Inc...............................   208,476     10,840,752
#   United Insurance Holdings Corp.......................   322,059      5,256,003
    United Security Bancshares...........................   126,844      1,301,419
    Unity Bancorp, Inc...................................    52,764      1,045,255
    Universal Insurance Holdings, Inc....................   446,074     16,825,911
    Univest Financial Corp...............................   230,993      5,426,026
#   US Global Investors, Inc., Class A...................     7,643          9,554
    Value Line, Inc......................................    74,436      1,596,652
#*  Veritex Holdings, Inc................................   396,207     10,483,637
*   Victory Capital Holdings, Inc., Class A..............     4,141         45,137
#   Virtus Investment Partners, Inc......................   107,428      9,665,297
#   Waddell & Reed Financial, Inc., Class A..............   430,585      7,371,615
    Walker & Dunlop, Inc.................................   339,012     16,296,307
    Washington Trust Bancorp, Inc........................   184,720      9,612,829
    Waterstone Financial, Inc............................   205,416      3,225,031
    Wellesley Bank.......................................       801         24,511
    WesBanco, Inc........................................   344,319     13,982,795
    West Bancorporation, Inc.............................   109,758      2,364,187
#   Westamerica Bancorporation...........................   105,168      6,589,827
    Western New England Bancorp, Inc.....................   225,839      2,089,011
    Westwood Holdings Group, Inc.........................    68,200      2,497,484
#   WisdomTree Investments, Inc..........................   657,740      4,406,858
#*  World Acceptance Corp................................   128,175     13,290,466
#   WSFS Financial Corp..................................   226,744      9,561,795
    WVS Financial Corp...................................    12,581        195,257
                                                                    --------------
TOTAL FINANCIALS.........................................            1,377,003,782
                                                                    --------------
HEALTH CARE -- (9.1%)
#*  Abeona Therapeutics, Inc.............................     1,178          7,999
#*  Accuray, Inc.........................................   457,880      2,014,672
    Aceto Corp...........................................   189,878        229,752
#*  Achieve Life Sciences, Inc...........................     4,250          6,333
*   Achillion Pharmaceuticals, Inc.......................   846,139      1,853,044
#*  Aclaris Therapeutics, Inc............................   125,471        874,533
#*  Acorda Therapeutics, Inc.............................   623,280     10,365,146
#*  Adamas Pharmaceuticals, Inc..........................    32,829        295,461
#*  Adamis Pharmaceuticals Corp..........................     9,501         29,168
*   Addus HomeCare Corp..................................   140,392      8,444,579
*   Aduro Biotech, Inc...................................   103,734        309,127
#*  Adverum Biotechnologies, Inc.........................   189,343        602,111
#*  Aeglea BioTherapeutics, Inc..........................    23,909        218,528
*   Affimed NV...........................................     9,800         33,614
#*  AgeX Therapeutics, Inc...............................       539          2,086
#*  Akebia Therapeutics, Inc.............................   165,577        912,329

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
HEALTH CARE -- (Continued)
*   Akorn, Inc...........................................   450,230 $ 1,692,865
#*  Albireo Pharma, Inc..................................    12,748     331,448
#*  Alder Biopharmaceuticals, Inc........................   189,356   2,666,132
#*  Aldeyra Therapeutics, Inc............................       325       2,863
#*  Alliqua BioMedical, Inc..............................     6,937      16,926
*   Allscripts Healthcare Solutions, Inc.................   194,965   2,298,637
#*  Alphatec Holdings, Inc...............................    13,171      17,122
*   Alpine Immune Sciences, Inc..........................     3,775      24,462
#*  Altimmune, Inc.......................................     5,649      18,020
#*  AMAG Pharmaceuticals, Inc............................   119,535   1,956,788
#*  American Renal Associates Holdings, Inc..............   209,521   2,539,395
#*  American Shared Hospital Services....................    41,663     104,574
*   Amphastar Pharmaceuticals, Inc.......................   318,077   7,239,433
#*  AnaptysBio, Inc......................................     8,871     588,325
#*  AngioDynamics, Inc...................................   265,559   5,603,295
#*  ANI Pharmaceuticals, Inc.............................    79,969   4,297,534
#*  Anika Therapeutics, Inc..............................   190,814   7,249,024
#*  Apollo Endosurgery, Inc..............................     7,023      24,370
*   Apollo Medical Holdings, Inc.........................     8,532     166,630
#*  Applied Genetic Technologies Corp....................   170,666     505,171
#*  Aptevo Therapeutics, Inc.............................    95,690     153,104
    Apyx Medical Corp....................................    15,970     138,460
#*  Aquinox Pharmaceuticals, Inc.........................    75,450     173,535
#*  Aratana Therapeutics, Inc............................   199,255     882,700
#*  Aravive, Inc.........................................    30,713     123,466
#*  Ardelyx, Inc.........................................    24,603      51,666
#*  Arena Pharmaceuticals, Inc...........................    60,079   2,761,832
*   Assembly Biosciences, Inc............................    23,605     537,722
#*  Assertio Therapeutics, Inc...........................   125,341     559,021
#*  Atara Biotherapeutics, Inc...........................    22,553     857,014
    Atrion Corp..........................................    20,115  15,002,572
#*  Audentes Therapeutics, Inc...........................   164,986   4,091,653
#*  Avanos Medical, Inc..................................    79,009   3,598,860
#*  Bellicum Pharmaceuticals, Inc........................    30,825     101,723
#*  BioDelivery Sciences International, Inc..............    11,776      54,405
#*  BioScrip, Inc........................................   620,457   2,252,259
*   BioSpecifics Technologies Corp.......................    55,966   3,636,671
#*  BioTelemetry, Inc....................................   301,832  21,677,574
#*  BioTime, Inc.........................................     5,399       7,613
#*  Blueprint Medicines Corp.............................     2,814     202,861
*   Brookdale Senior Living, Inc......................... 1,527,982  12,453,053
*   Caladrius Biosciences, Inc...........................     5,000      24,350
*   Calithera Biosciences, Inc...........................    97,570     435,162
#*  Cambrex Corp.........................................   257,497  11,239,744
#*  Capital Senior Living Corp...........................   228,829   1,594,938
*   Cardiovascular Systems, Inc..........................     8,757     272,605
*   Castlight Health, Inc., Class B......................    60,967     181,072
*   Catabasis Pharmaceuticals, Inc.......................    15,255      97,174
*   Catalyst Biosciences, Inc............................   115,662   1,016,669
#*  Catalyst Pharmaceuticals, Inc........................    67,185     169,306
#*  Champions Oncology, Inc..............................     6,505      79,556
#*  Check Cap, Ltd.......................................     8,524      30,175
*   ChemoCentryx, Inc....................................    78,658     962,774
*   Chimerix, Inc........................................   446,361   1,040,021
*   Civitas Solutions, Inc...............................    42,331     750,529
*   Clearside Biomedical, Inc............................     1,833       2,163
#*  Clovis Oncology, Inc.................................   204,867   5,195,427
#*  Collegium Pharmaceutical, Inc........................    40,716     651,863
#*  Community Health Systems, Inc........................   243,934     961,100

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTH CARE -- (Continued)
#   Computer Programs & Systems, Inc.....................  56,526 $ 1,483,242
#*  Concert Pharmaceuticals, Inc......................... 137,206   1,941,465
    CONMED Corp.......................................... 271,422  19,094,538
#*  Corcept Therapeutics, Inc............................ 273,264   3,055,092
*   CorVel Corp.......................................... 262,182  16,378,510
#*  Corvus Pharmaceuticals, Inc..........................  54,735     218,393
*   Cross Country Healthcare, Inc........................ 348,487   3,355,930
*   CryoLife, Inc........................................ 347,651   9,702,939
*   Cumberland Pharmaceuticals, Inc...................... 169,380     906,183
#*  Cutera, Inc.......................................... 123,228   1,769,554
#*  Cymabay Therapeutics, Inc............................ 105,465     917,546
#*  Cytokinetics, Inc....................................  15,183     106,737
#*  CytomX Therapeutics, Inc.............................  16,700     283,566
#*  Deciphera Pharmaceuticals, Inc.......................  35,251     947,194
#*  Dermira, Inc......................................... 146,483     966,788
    Digirad Corp......................................... 104,281      73,570
#*  Diplomat Pharmacy, Inc............................... 273,072   3,959,544
#*  Eagle Pharmaceuticals, Inc...........................  10,024     423,614
#*  Eiger BioPharmaceuticals, Inc........................   1,847      25,821
*   Electromed, Inc......................................  15,464      87,914
*   Enanta Pharmaceuticals, Inc..........................  99,040   7,866,747
*   Endo International P.L.C............................. 300,064   2,925,624
*   Endologix Inc........................................   8,580       6,499
    Ensign Group, Inc. (The)............................. 505,197  22,011,433
*   Enzo Biochem, Inc.................................... 209,444     787,509
#*  Epizyme, Inc......................................... 127,567   1,303,735
#*  Evolent Health, Inc., Class A........................ 570,305  10,082,992
#*  Five Prime Therapeutics, Inc.........................  43,783     492,559
*   Five Star Senior Living, Inc.........................  13,539      10,154
#*  Flexion Therapeutics, Inc............................     739      10,856
*   FONAR Corp...........................................  19,781     437,160
#*  Fulgent Genetics, Inc................................  11,110      43,551
#*  G1 Therapeutics, Inc.................................  46,294     990,229
#*  GlycoMimetics, Inc................................... 136,843   1,532,642
*   Harvard Bioscience, Inc.............................. 338,312   1,160,410
    HealthStream, Inc.................................... 316,410   7,960,876
#*  Heska Corp...........................................  29,119   2,871,133
*   HMS Holdings Corp.................................... 373,444  11,199,586
#*  HTG Molecular Diagnostics, Inc.......................   7,360      15,456
#*  Icad, Inc............................................  41,057     221,708
#*  Immune Design Corp...................................   7,415      11,567
#*  Infinity Pharmaceuticals, Inc........................ 110,672     133,913
*   InfuSystem Holdings, Inc.............................   5,697      21,535
#*  Innoviva, Inc........................................ 576,744   9,862,322
#*  Inovio Pharmaceuticals, Inc.......................... 206,156   1,032,842
#*  Insmed, Inc.......................................... 159,934   3,887,996
#*  Inspire Medical Systems, Inc.........................  10,941     586,766
*   Integer Holdings Corp................................ 238,368  19,305,424
#*  Intellia Therapeutics, Inc...........................  35,100     496,314
*   Intra-Cellular Therapies, Inc........................ 449,142   5,407,670
#*  IntriCon Corp........................................  56,320   1,459,814
#   Invacare Corp........................................ 183,484     943,108
#*  Iovance Biotherapeutics, Inc.........................  84,225     770,659
*   IRIDEX Corp..........................................  18,663      88,276
#*  Jounce Therapeutics, Inc.............................   9,872      41,364
#*  Kadmon Holdings, Inc.................................   4,501      10,847
#*  Kala Pharmaceuticals, Inc............................  24,932     137,874
#*  Karyopharm Therapeutics, Inc......................... 133,459   1,130,398
    Kewaunee Scientific Corp.............................  25,779     830,084

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTH CARE -- (Continued)
*   Kindred Biosciences, Inc............................. 232,622 $ 2,291,327
#*  Kura Oncology, Inc...................................  43,465     691,094
#*  La Jolla Pharmaceutical Co...........................     696       4,204
#*  Lannett Co., Inc.....................................   3,787      28,251
*   Lantheus Holdings, Inc............................... 213,828   3,596,587
#   LeMaitre Vascular, Inc............................... 207,737   4,952,450
#*  LHC Group, Inc....................................... 165,217  17,468,393
#   Luminex Corp......................................... 378,617  10,559,628
#*  MacroGenics, Inc..................................... 164,460   1,929,116
*   Magellan Health, Inc.................................  46,317   3,018,016
#*  Mallinckrodt P.L.C................................... 110,125   2,407,333
#*  Marinus Pharmaceuticals, Inc.........................  23,587      78,309
#*  Medical Transcription Billing Corp...................   4,370      18,004
#*  Medpace Holdings, Inc................................  57,165   3,681,426
#*  MEI Pharma, Inc......................................  10,500      28,350
#*  Melinta Therapeutics, Inc............................   8,048       6,794
    Meridian Bioscience, Inc............................. 295,970   4,850,948
*   Merit Medical Systems, Inc........................... 189,663  10,721,649
#*  Merrimack Pharmaceuticals, Inc....................... 216,523   1,201,703
*   Mersana Therapeutics, Inc............................   2,356      10,790
#*  Microbot Medical, Inc................................   3,500      31,955
#*  Micron Solutions, Inc................................  16,626      41,565
#*  Minerva Neurosciences, Inc........................... 403,010   2,651,806
*   Miragen Therapeutics, Inc............................   4,706      13,459
*   Mirati Therapeutics, Inc.............................     301      19,890
*   Misonix, Inc.........................................  62,661   1,218,756
*   Molecular Templates, Inc.............................   1,903       9,020
*   Momenta Pharmaceuticals, Inc......................... 156,128   1,851,678
#*  Myriad Genetics, Inc.................................  10,649     300,195
#*  Nabriva Therapeutics P.L.C...........................  26,304      49,978
#*  NantKwest, Inc.......................................  25,548      27,592
    National HealthCare Corp............................. 108,685   8,730,666
    National Research Corp............................... 234,809   9,387,664
#*  Natus Medical, Inc................................... 421,325  14,215,506
#*  NeoGenomics, Inc..................................... 294,131   4,888,457
*   Neurotrope, Inc......................................  13,137      55,701
#*  NewLink Genetics Corp................................ 192,392     286,664
*   NextGen Healthcare, Inc.............................. 600,206  10,611,642
#*  Novus Therapeutics, Inc..............................   1,116       4,799
*   Nuvectra Corp........................................ 130,179   1,822,506
#*  ObsEva SA............................................  15,020     190,303
#*  Omnicell, Inc........................................ 225,859  14,710,197
#*  Onconova Therapeutics, Inc...........................   2,607       8,082
*   Ophthotech Corp......................................  80,414     101,322
#*  Optinose, Inc........................................     290       1,868
*   OraSure Technologies, Inc............................ 622,499   7,999,112
*   Orthofix Medical, Inc................................ 218,728  11,835,372
#*  Otonomy, Inc.........................................   4,434       9,001
#   Owens & Minor, Inc................................... 731,465   5,537,190
*   Oxford Immunotec Global P.L.C........................   1,000      14,540
*   Pacira Pharmaceuticals, Inc..........................  26,110   1,062,155
#*  Paratek Pharmaceuticals Inc..........................   6,705      45,225
#   Patterson Cos., Inc..................................  72,443   1,614,754
#*  PDL BioPharma, Inc................................... 924,104   2,938,651
#*  PetIQ, Inc...........................................  13,896     422,716
#*  Pfenex, Inc..........................................  93,177     367,117
    Phibro Animal Health Corp., Class A..................  98,858   3,086,347
#*  Pieris Pharmaceuticals, Inc..........................  54,318     155,893
#*  PolarityTE, Inc......................................   3,105      55,021

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTH CARE -- (Continued)
#*  Prestige Consumer Healthcare, Inc.................... 119,801 $ 3,344,844
#*  Progenics Pharmaceuticals, Inc.......................  42,480     188,186
    ProPhase Labs, Inc...................................     743       2,229
#*  Protagonist Therapeutics, Inc........................  86,602     705,806
*   Proteostasis Therapeutics, Inc.......................   4,343      13,116
#*  Prothena Corp. P.L.C................................. 272,257   3,199,020
*   Providence Service Corp. (The)....................... 200,016  12,829,026
    Psychemedics Corp....................................   9,474     171,953
*   PTC Therapeutics, Inc................................  23,123     719,819
*   Quidel Corp.......................................... 133,686   7,757,799
#*  Quorum Health Corp................................... 110,142     322,716
#*  R1 RCM, Inc..........................................   2,528      20,527
#*  Ra Pharmaceuticals, Inc..............................  57,363   1,177,662
*   RadNet, Inc.......................................... 281,598   3,843,813
*   REGENXBIO, Inc.......................................   9,702     426,500
#*  Repligen Corp........................................ 165,294   9,423,411
#*  Retrophin, Inc....................................... 291,533   6,285,451
*   Revance Therapeutics, Inc............................  67,373   1,163,532
#*  Rhythm Pharmaceuticals, Inc..........................   2,100      55,860
#*  Rigel Pharmaceuticals, Inc........................... 246,013     531,388
*   RTI Surgical, Inc.................................... 127,317     558,922
#*  Sangamo Therapeutics, Inc............................ 192,910   2,255,118
*   Savara, Inc..........................................  13,483     102,336
*   SeaSpine Holdings Corp...............................  79,769   1,219,668
*   Select Medical Holdings Corp.........................   7,400     115,588
#*  Sesen Bio, Inc.......................................   9,143       6,665
#*  Sienna Biopharmaceuticals, Inc.......................   6,961      18,655
#*  Sierra Oncology, Inc.................................  93,831     127,610
#*  SIGA Technologies, Inc...............................   4,300      29,154
#   Simulations Plus, Inc................................ 148,270   2,855,680
#*  Soleno Therapeutics, Inc.............................  26,025      46,064
#*  Sorrento Therapeutics, Inc...........................  13,797      28,422
#*  Spark Therapeutics, Inc..............................  13,331     637,488
#*  Spectrum Pharmaceuticals, Inc........................ 157,616   1,765,299
#*  Spring Bank Pharmaceuticals, Inc.....................   3,108      33,660
#*  STAAR Surgical Co....................................  31,966   1,142,145
#*  Stemline Therapeutics, Inc...........................  33,086     365,931
*   Strata Skin Sciences, Inc............................  22,306      66,918
#*  Supernus Pharmaceuticals, Inc........................ 134,218   5,117,732
*   Surface Oncology, Inc................................   2,366      13,605
#*  Surgery Partners, Inc................................  36,173     473,143
*   Surmodics, Inc....................................... 142,610   8,167,275
#*  Syndax Pharmaceuticals, Inc..........................  75,803     424,497
#*  Synlogic, Inc........................................  29,975     242,198
#*  Syros Pharmaceuticals, Inc...........................  56,797     340,214
#*  Teligent, Inc........................................   3,201       5,442
*   Tenet Healthcare Corp................................  80,977   1,780,684
#*  Tetraphase Pharmaceuticals, Inc......................  39,198      48,214
#*  Tivity Health, Inc................................... 401,359   8,934,251
#*  Tocagen, Inc.........................................   8,209      92,433
#*  Triple-S Management Corp., Class B................... 150,786   3,039,846
#   US Physical Therapy, Inc............................. 143,514  15,196,697
#   Utah Medical Products, Inc...........................  48,146   4,522,835
#*  Vanda Pharmaceuticals, Inc........................... 207,881   5,639,812
#*  Varex Imaging Corp................................... 218,404   6,222,330
#*  Verastem, Inc........................................ 163,405     535,968
#*  Voyager Therapeutics, Inc............................   6,498      68,164
#*  XBiotech, Inc........................................  15,923     105,092
#*  Xencor, Inc..........................................  86,354   3,117,379

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
HEALTH CARE -- (Continued)
#*  Zafgen, Inc.......................................... 154,453 $    685,771
#*  Zogenix, Inc.........................................  42,628    1,864,975
#*  Zynerba Pharmaceuticals, Inc.........................  16,286       85,339
                                                                  ------------
TOTAL HEALTH CARE........................................          645,552,274
                                                                  ------------
INDUSTRIALS -- (17.1%)
#   AAON, Inc............................................ 421,106   15,555,656
    AAR Corp............................................. 290,650   10,951,692
#   ABM Industries, Inc..................................  37,399    1,278,672
*   Acacia Research Corp.................................  78,259      237,907
    ACCO Brands Corp..................................... 672,194    5,935,473
#   Acme United Corp.....................................  32,984      551,163
    Actuant Corp., Class A............................... 229,062    5,243,229
*   Advanced Disposal Services, Inc......................   5,097      128,444
    Advanced Drainage Systems, Inc....................... 148,389    3,783,919
*   Aegion Corp.......................................... 301,196    5,466,707
*   AeroCentury Corp.....................................   9,767       98,158
#*  Aerojet Rocketdyne Holdings, Inc..................... 449,124   17,726,924
#*  Aerovironment, Inc................................... 243,472   18,908,036
*   Air Transport Services Group, Inc.................... 589,476   14,000,055
#   Aircastle, Ltd....................................... 363,567    7,576,736
    Alamo Group, Inc.....................................  98,345    8,470,455
    Albany International Corp., Class A.................. 257,591   17,686,198
#   Allegiant Travel Co..................................   7,725    1,004,250
    Allied Motion Technologies, Inc......................  70,197    2,959,506
    Altra Industrial Motion Corp......................... 294,141    9,003,656
*   Ameresco, Inc., Class A.............................. 172,746    2,579,098
#*  American Superconductor Corp.........................   2,865       37,446
#*  American Woodmark Corp............................... 141,545    9,901,073
#*  AMREP Corp...........................................  66,450      417,971
#   Apogee Enterprises, Inc.............................. 286,943    9,776,148
#*  Aqua Metals, Inc.....................................   4,847       11,003
*   ARC Document Solutions, Inc.......................... 130,975      318,269
*   ARC Group Worldwide, Inc.............................  12,700       12,192
#   ArcBest Corp......................................... 184,219    6,930,319
#   Argan, Inc........................................... 126,782    5,352,736
*   Armstrong Flooring, Inc.............................. 200,840    2,715,357
#*  Arotech Corp......................................... 123,561      426,285
*   Art's-Way Manufacturing Co., Inc.....................     200          386
#   Astec Industries, Inc................................ 175,128    6,483,239
#*  Astronics Corp....................................... 246,025    7,545,587
#*  Astronics Corp., Class B.............................  36,903    1,134,767
*   Atkore International Group, Inc...................... 332,266    7,705,249
#*  Atlas Air Worldwide Holdings, Inc.................... 109,867    5,847,122
#*  Avalon Holdings Corp., Class A.......................     846        2,420
*   Avis Budget Group, Inc...............................  21,100      562,104
    AZZ, Inc............................................. 212,737    9,519,981
#*  Babcock & Wilcox Enterprises, Inc....................  11,227        6,591
    Barrett Business Services, Inc.......................  27,355    1,713,791
#   BG Staffing, Inc.....................................   4,454      114,780
*   Blue Bird Corp.......................................  30,008      596,259
*   BMC Stock Holdings, Inc.............................. 330,820    5,676,871
    Brady Corp., Class A................................. 169,449    7,576,065
    Briggs & Stratton Corp............................... 431,173    5,553,508
*   Broadwind Energy, Inc................................  25,575       38,363
*   Builders FirstSource, Inc............................ 517,727    6,844,351
*   CAI International, Inc............................... 133,926    3,324,043
*   Casella Waste Systems, Inc., Class A................. 462,261   13,923,301
*   CBIZ, Inc............................................ 558,720   10,950,912

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
#*  CECO Environmental Corp.............................. 234,596 $ 1,614,020
*   Celadon Group, Inc...................................  89,996     149,393
#*  Chart Industries, Inc................................ 326,645  24,400,381
#   Chicago Rivet & Machine Co...........................  17,700     498,818
#*  CIRCOR International, Inc............................  73,673   2,037,058
*   Civeo Corp........................................... 376,119     951,581
    Columbus McKinnon Corp............................... 175,154   6,340,575
    Comfort Systems USA, Inc............................. 378,197  18,142,110
*   Command Security Corp................................  17,842      49,958
*   Commercial Vehicle Group, Inc........................  45,459     339,579
    CompX International, Inc.............................  18,270     260,530
*   Continental Building Products, Inc................... 349,612   9,208,780
*   Continental Materials Corp...........................  14,518     216,463
    Costamare, Inc....................................... 439,455   2,232,431
    Covanta Holding Corp................................. 112,800   1,816,080
*   Covenant Transportation Group, Inc., Class A......... 125,034   2,948,302
*   CPI Aerostructures, Inc..............................  11,078      77,657
    CRA International, Inc............................... 100,515   4,195,496
*   CSW Industrials, Inc.................................  44,396   2,293,053
    Cubic Corp........................................... 141,928   9,121,713
    Deluxe Corp..........................................  19,890     934,233
    DMC Global, Inc...................................... 118,045   4,074,913
    Douglas Dynamics, Inc................................ 262,655   9,297,987
*   Ducommun, Inc........................................  99,691   3,924,835
*   DXP Enterprises, Inc................................. 148,977   4,902,833
*   Dycom Industries, Inc................................   3,600     208,980
#*  Eagle Bulk Shipping, Inc............................. 332,177   1,365,247
    Eastern Co. (The)....................................  56,600   1,538,388
#*  Echo Global Logistics, Inc........................... 269,250   6,397,380
    Ecology and Environment, Inc., Class A...............  23,080     266,112
    Encore Wire Corp..................................... 200,009  10,780,485
#*  Energy Recovery, Inc.................................   6,642      50,479
#   Ennis, Inc........................................... 220,827   4,381,208
    EnPro Industries, Inc................................ 110,769   7,316,292
    ESCO Technologies, Inc............................... 177,756  11,573,693
    Espey Manufacturing & Electronics Corp...............  35,187     913,018
#   EVI Industries, Inc..................................  33,694   1,175,921
#*  Evoqua Water Technologies Corp.......................  80,096     865,838
#*  ExOne Co. (The)......................................   2,393      21,537
    Exponent, Inc........................................ 360,897  18,030,414
    Federal Signal Corp.................................. 671,262  14,754,339
    Forrester Research, Inc.............................. 245,923  11,044,402
    Forward Air Corp..................................... 306,722  17,952,439
*   Franklin Covey Co.................................... 168,915   4,114,769
    Franklin Electric Co., Inc........................... 117,324   5,605,741
#*  FreightCar America, Inc..............................  33,432     238,036
*   FTI Consulting, Inc..................................  98,105   6,702,534
*   Genco Shipping & Trading, Ltd........................  25,520     188,082
*   Gencor Industries, Inc...............................  37,451     519,071
#*  Gibraltar Industries, Inc............................ 321,372  11,456,912
    Global Brass & Copper Holdings, Inc.................. 166,948   5,048,508
*   GMS, Inc.............................................  74,525   1,410,758
*   Golden Ocean Group, Ltd..............................  11,471      58,158
*   Goldfield Corp. (The)................................  96,568     263,631
    Gorman-Rupp Co. (The)................................ 263,287   9,096,566
#*  GP Strategies Corp................................... 141,826   2,133,063
    Graham Corp..........................................  77,417   1,734,141
#   Granite Construction, Inc............................  13,754     594,448
*   Great Lakes Dredge & Dock Corp....................... 479,745   3,391,797

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
#   Greenbrier Cos., Inc. (The)..........................   223,251 $ 9,468,075
    Griffon Corp.........................................   403,518   6,419,971
#   H&E Equipment Services, Inc..........................   342,213   9,161,042
#*  Harsco Corp..........................................   290,702   6,191,953
#   Hawaiian Holdings, Inc...............................    55,770   1,785,755
#*  HC2 Holdings, Inc....................................    19,813      67,562
#   Heartland Express, Inc...............................   255,651   5,115,577
    Heidrick & Struggles International, Inc..............   147,169   4,863,935
*   Herc Holdings, Inc...................................   242,608   8,988,626
*   Heritage-Crystal Clean, Inc..........................    68,469   1,752,806
    Herman Miller, Inc...................................    34,710   1,188,123
#*  Hertz Global Holdings, Inc...........................   268,243   4,450,151
#*  Hill International, Inc..............................   258,712     874,447
    HNI Corp.............................................    25,948   1,008,599
*   Houston Wire & Cable Co..............................    25,596     160,487
*   Hub Group, Inc., Class A.............................   284,467  12,661,626
*   Hudson Global, Inc...................................   159,294     232,569
#*  Hudson Technologies, Inc............................. 1,214,627   1,421,114
    Hurco Cos., Inc......................................    55,394   2,124,360
*   Huron Consulting Group, Inc..........................   206,964  10,006,709
#*  Huttig Building Products, Inc........................    21,270      51,048
    Hyster-Yale Materials Handling, Inc..................   103,974   7,235,551
    ICF International, Inc...............................   129,123   8,511,788
*   IES Holdings, Inc....................................   158,242   2,648,971
#*  Industrial Services of America, Inc..................    15,044      18,504
*   InnerWorkings, Inc...................................   619,532   2,843,652
*   Innovative Solutions & Support, Inc..................   140,511     300,694
    Insteel Industries, Inc..............................   170,860   3,774,297
#   Interface, Inc.......................................   667,548  10,954,463
#*  JELD-WEN Holding, Inc................................    36,700     654,728
    Kadant, Inc..........................................   121,291  10,346,122
#   Kaman Corp...........................................   281,442  16,638,851
    Kelly Services, Inc., Class A........................   278,374   6,235,578
#   Kelly Services, Inc., Class B........................       635      14,345
#*  KeyW Holding Corp. (The).............................   326,160   2,341,829
    Kforce, Inc..........................................   309,359  10,150,069
    Kimball International, Inc., Class B.................   358,342   5,063,372
    Knoll, Inc...........................................   548,440  11,056,550
    Korn/Ferry International.............................     5,884     268,310
#*  Kratos Defense & Security Solutions, Inc.............   809,250  12,535,282
*   Lawson Products, Inc.................................    80,102   2,371,019
*   LB Foster Co., Class A...............................   106,970   1,911,554
*   Limbach Holdings, Inc................................     1,188       6,712
#   Lindsay Corp.........................................    94,854   8,146,062
    LS Starrett Co. (The), Class A.......................     1,982      12,487
#   LSC Communications, Inc..............................    20,079     159,226
    LSI Industries, Inc..................................   226,420     740,393
*   Lydall, Inc..........................................   211,233   5,601,899
*   Manitex International, Inc...........................    21,154     148,290
#*  Manitowoc Co., Inc. (The)............................   287,983   4,383,101
    Marten Transport, Ltd................................   493,176   9,542,956
*   Masonite International Corp..........................       571      32,661
*   Mastech Digital, Inc.................................    59,786     463,342
    Matson, Inc..........................................   288,987   9,683,954
    Matthews International Corp., Class A................   106,381   4,732,891
    McGrath RentCorp.....................................   243,556  12,275,222
#*  Mercury Systems, Inc.................................   241,492  14,158,676
*   Meritor, Inc.........................................   757,605  15,667,271
*   Milacron Holdings Corp...............................   151,279   2,096,727

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
    Miller Industries, Inc...............................  87,325 $ 2,624,116
*   Mistras Group, Inc................................... 203,481   2,993,206
    Mobile Mini, Inc..................................... 210,677   7,961,484
#*  MRC Global, Inc...................................... 601,089   9,389,010
#   Mueller Industries, Inc..............................  26,599     689,180
    Mueller Water Products, Inc., Class A................ 826,175   8,162,609
#   Multi-Color Corp..................................... 153,943   7,166,047
*   MYR Group, Inc....................................... 141,325   4,306,173
#   National Presto Industries, Inc......................  43,893   5,250,481
    Navigant Consulting, Inc............................. 326,271   8,456,944
*   NCI Building Systems, Inc............................ 306,075   2,497,572
#*  Nexeo Solutions, Inc................................. 267,887   2,518,138
*   NL Industries, Inc...................................  23,557      89,281
#   NN, Inc.............................................. 116,539   1,064,001
*   Northwest Pipe Co....................................  92,278   2,126,085
#*  NOW, Inc............................................. 872,515  11,805,128
#*  NV5 Global, Inc......................................  58,539   4,142,805
#   Omega Flex, Inc......................................  99,751   6,314,238
#*  Orion Group Holdings, Inc............................  56,593     238,822
*   PAM Transportation Services, Inc.....................  40,807   2,005,664
    Park-Ohio Holdings Corp..............................  99,164   3,220,847
#*  Patrick Industries, Inc.............................. 258,264  10,304,734
*   Patriot Transportation Holding, Inc..................  32,962     640,122
*   Performant Financial Corp............................ 293,874     625,952
*   Perma-Fix Environmental Services.....................   1,994       6,979
*   Perma-Pipe International Holdings, Inc...............  83,937     730,252
*   PGT Innovations, Inc................................. 451,350   7,510,464
*   PICO Holdings, Inc................................... 148,256   1,439,566
#*  Pioneer Power Solutions, Inc.........................   3,481      17,962
    Pitney Bowes, Inc.................................... 448,662   3,234,853
    Powell Industries, Inc............................... 132,584   3,700,419
    Preformed Line Products Co...........................  51,141   2,838,325
    Primoris Services Corp............................... 400,119   7,982,374
#   Quad/Graphics, Inc................................... 240,040   3,242,940
    Quanex Building Products Corp........................ 289,360   4,528,484
*   Radiant Logistics, Inc............................... 141,081     696,940
    Raven Industries, Inc................................ 401,690  14,858,513
*   RCM Technologies, Inc................................  93,600     365,040
#*  Red Violet, Inc......................................   1,887      14,266
    Resources Connection, Inc............................ 301,693   5,041,290
#   REV Group, Inc.......................................  32,839     272,892
#*  Roadrunner Transportation Systems, Inc...............  14,566       7,083
    RR Donnelley & Sons Co............................... 140,401     716,045
    Rush Enterprises, Inc., Class A...................... 232,414   8,889,835
    Rush Enterprises, Inc., Class B......................  93,540   3,640,577
*   Saia, Inc............................................ 216,536  12,985,664
    Scope Industries.....................................   4,856     910,500
#   Scorpio Bulkers, Inc................................. 486,237   2,197,791
    Servotronics, Inc....................................  24,804     282,979
*   SIFCO Industries, Inc................................  45,608     147,770
*   SP Plus Corp......................................... 187,571   6,208,600
    Spartan Motors, Inc.................................. 275,643   2,320,914
*   Sparton Corp.........................................  45,091     829,223
*   SPX Corp............................................. 197,701   5,881,605
*   SPX FLOW, Inc........................................ 223,007   7,307,939
    Standex International Corp........................... 137,703  10,269,890
    Steelcase, Inc., Class A............................. 128,021   2,112,346
*   Sterling Construction Co., Inc....................... 106,449   1,409,385
#   Sun Hydraulics Corp.................................. 259,337   9,185,717

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                            SHARES       VALUE+
                                                           --------- --------------
INDUSTRIALS -- (Continued)
#*   Sunrun, Inc..........................................    51,363 $      683,128
     Systemax, Inc........................................   345,642      8,067,284
#*   Team, Inc............................................   259,314      3,718,563
#    Tennant Co...........................................   171,312     10,061,154
*    Textainer Group Holdings, Ltd........................   135,691      1,766,697
*    Thermon Group Holdings, Inc..........................   245,760      5,667,226
     Titan International, Inc.............................    94,083        528,746
*    Titan Machinery, Inc.................................    15,053        282,093
#*   TPI Composites, Inc..................................    76,177      2,305,878
*    Transcat, Inc........................................    42,500        952,000
*    TriMas Corp..........................................   409,105     11,859,954
#    Triumph Group, Inc...................................   146,996      2,623,879
#*   TrueBlue, Inc........................................   448,497     10,938,842
#*   Tutor Perini Corp....................................   213,244      3,669,929
*    Twin Disc, Inc.......................................    99,016      1,794,170
*    Ultralife Corp.......................................   102,973        823,784
     Universal Forest Products, Inc.......................   318,781      9,824,830
     Universal Logistics Holdings, Inc....................    88,952      1,812,842
     US Ecology, Inc......................................   246,156     15,672,753
*    USA Truck, Inc.......................................    71,972      1,285,420
*    Vectrus, Inc.........................................    74,477      1,876,076
*    Veritiv Corp.........................................    51,368      1,754,217
     Viad Corp............................................   192,334     10,136,002
#*   Vicor Corp...........................................   121,204      4,774,226
     Virco Manufacturing Corp.............................   133,476        565,938
#*   Vivint Solar, Inc....................................     7,538         33,092
*    Volt Information Sciences, Inc.......................     3,076         11,350
     VSE Corp.............................................    63,463      2,070,798
#    Wabash National Corp.................................   578,747      8,067,733
#*   WageWorks, Inc.......................................     1,213         38,270
*    Welbilt, Inc.........................................    17,900        250,958
*    Wesco Aircraft Holdings, Inc.........................   767,259      6,705,844
#*   Wilhelmina International, Inc........................       803          4,698
#*   Willdan Group, Inc...................................    70,744      2,380,536
*    Willis Lease Finance Corp............................    75,708      2,898,102
#*   YRC Worldwide, Inc...................................   127,092        793,054
                                                                     --------------
TOTAL INDUSTRIALS.........................................            1,216,185,650
                                                                     --------------
INFORMATION TECHNOLOGY -- (11.3%)
#*   3D Systems Corp......................................   119,351      1,522,919
*    Acacia Communications, Inc...........................     8,399        365,440
*>>  Actua Corp...........................................    21,078         21,394
*    ADDvantage Technologies Group, Inc...................    84,703        121,972
#*   Adesto Technologies Corp.............................    65,815        324,468
     ADTRAN, Inc..........................................   695,660     10,142,723
*    Advanced Energy Industries, Inc......................    55,043      2,823,155
*    Agilysys, Inc........................................   230,717      4,083,691
*    Airgain, Inc.........................................    10,745        115,509
#*   Alarm.com Holdings, Inc..............................    14,061        884,859
*    Alithya Group, Inc., Class A.........................   105,048        290,983
*    Alpha & Omega Semiconductor, Ltd.....................   213,152      2,538,640
#*   Ambarella, Inc.......................................   140,713      5,347,094
     American Software, Inc., Class A.....................   226,960      2,510,178
*    Amkor Technology, Inc................................ 1,200,923      9,607,384
#*   Amtech Systems, Inc..................................     7,348         36,960
*    Anixter International, Inc...........................    26,775      1,625,510
*    Appfolio, Inc., Class A..............................    16,597      1,050,756
*    Applied Optoelectronics, Inc.........................    20,295        352,727
*    Aquantia Corp........................................    10,866         95,729

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
#*  Arlo Technologies, Inc............................... 497,034 $ 3,573,674
    AstroNova, Inc.......................................  59,790   1,194,604
#*  Asure Software, Inc..................................   8,305      44,100
*   Aviat Networks, Inc..................................   8,912     119,866
#*  Avid Technology, Inc................................. 111,386     530,197
*   Aware, Inc........................................... 144,939     510,185
*   Axcelis Technologies, Inc............................ 322,145   6,710,280
#*  AXT, Inc............................................. 318,410   1,308,665
#   Badger Meter, Inc.................................... 332,787  17,567,826
    Bel Fuse, Inc., Class A..............................  33,988     686,558
    Bel Fuse, Inc., Class B..............................  98,507   2,273,542
#   Benchmark Electronics, Inc........................... 359,035   9,126,670
    BK Technologies, Inc.................................  40,346     163,401
*   Bottomline Technologies De, Inc......................  40,255   2,079,171
#*  Brightcove, Inc......................................  59,134     474,255
#*  BroadVision, Inc.....................................  16,737      28,453
    Brooks Automation, Inc............................... 491,358  15,295,975
*   BSQUARE Corp.........................................  12,233      26,179
#*  CalAmp Corp.......................................... 361,216   5,205,123
*   Calix, Inc........................................... 421,239   4,583,080
#*  Carbonite, Inc....................................... 192,211   5,504,923
#*  Cardtronics P.L.C., Class A.......................... 309,118   8,367,824
    Cass Information Systems, Inc........................ 106,669   5,236,381
    CCUR Holdings, Inc...................................  34,201     127,570
*   CEVA, Inc............................................ 161,482   4,592,548
*   ChannelAdvisor Corp..................................  37,182     399,707
*   Cirrus Logic, Inc....................................  79,061   2,937,116
*   Cision, Ltd..........................................  57,500     713,000
*   Clearfield, Inc......................................  97,696   1,149,882
    Cohu, Inc............................................ 204,806   3,592,297
    Communications Systems, Inc..........................  86,347     202,915
*   Computer Task Group, Inc............................. 254,807   1,082,930
    Comtech Telecommunications Corp...................... 158,160   3,949,255
#*  Control4 Corp........................................ 228,179   4,533,917
#*  Cray, Inc............................................ 377,962   8,292,486
#   CSG Systems International, Inc....................... 350,580  12,687,490
    CSP, Inc.............................................  49,891     483,943
    CTS Corp............................................. 337,429   9,572,861
*   CVD Equipment Corp...................................  29,398     133,761
#*  CyberOptics Corp.....................................  58,595   1,235,769
    Daktronics, Inc...................................... 122,733     924,179
*   DASAN Zhone Solutions, Inc...........................   2,033      27,161
*   Data I/O Corp........................................  50,371     295,930
*   Digi International, Inc.............................. 229,776   2,725,143
#*  Digimarc Corp........................................   3,695      72,016
*   Diodes, Inc.......................................... 352,806  11,864,866
*   DSP Group, Inc....................................... 234,923   2,969,427
#*  Eastman Kodak Co.....................................  15,296      44,511
#   Ebix, Inc............................................  39,858   2,276,689
#*  eGain Corp........................................... 137,868     987,135
#*  Electro Scientific Industries, Inc................... 327,881   9,836,430
#*  Electronics for Imaging, Inc......................... 269,238   7,110,576
#*  Electro-Sensors, Inc.................................   4,550      15,834
*   EMCORE Corp..........................................  70,431     309,192
#*  Endurance International Group Holdings, Inc.......... 478,541   3,876,182
*   ePlus, Inc........................................... 157,153  12,449,661
#*  Everi Holdings, Inc.................................. 316,180   2,102,597
*   Everspin Technologies, Inc...........................   1,637      11,246
    EVERTEC, Inc......................................... 234,604   6,491,493

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Evolving Systems, Inc................................  31,896 $    41,465
#*  Exela Technologies, Inc..............................  93,679     369,095
*   ExlService Holdings, Inc............................. 265,274  15,253,255
*   Extreme Networks, Inc................................ 152,109   1,149,944
#*  Fabrinet............................................. 394,515  22,424,233
*   FARO Technologies, Inc............................... 180,392   7,670,268
#*  Finisar Corp......................................... 846,065  19,273,361
*   Finjan Holdings, Inc.................................  88,486     248,646
#*  Fitbit, Inc., Class A................................ 681,999   4,207,934
*   FormFactor, Inc...................................... 729,755  10,960,920
*   Frequency Electronics, Inc...........................  66,023     875,465
    GlobalSCAPE, Inc.....................................  22,325     101,802
#*  Globant SA...........................................  58,749   3,971,432
*   GSE Systems, Inc..................................... 119,569     347,946
*   GSI Technology, Inc.................................. 102,247     788,324
#*  GTT Communications, Inc.............................. 276,365   7,074,944
    Hackett Group, Inc. (The)............................ 373,226   6,714,336
#*  Harmonic, Inc........................................ 983,263   5,201,461
#*  Ichor Holdings, Ltd..................................  49,376   1,015,664
*   ID Systems, Inc......................................  46,904     283,769
*   IEC Electronics Corp.................................  33,359     241,853
#*  II-VI, Inc...........................................  39,615   1,503,785
*   Image Sensing Systems, Inc...........................   2,530      13,080
#*  Immersion Corp.......................................  73,914     701,444
#*  Infinera Corp........................................ 213,658     940,095
*   Innodata, Inc........................................ 104,812     141,496
#*  Inphi Corp........................................... 114,327   4,509,057
*   Insight Enterprises, Inc............................. 311,814  14,318,499
#*  Intelligent Systems Corp.............................   4,600      95,910
#*  Internap Corp........................................  51,478     278,496
*   inTEST Corp..........................................  75,416     555,062
#*  Intevac, Inc.........................................  46,984     261,231
#*  Iteris, Inc..........................................  71,937     276,957
#*  Itron, Inc...........................................  40,201   2,196,181
#   KEMET Corp........................................... 434,330   7,696,328
*   Key Tronic Corp......................................  24,728     179,278
*   Kimball Electronics, Inc............................. 183,859   2,973,000
*   Knowles Corp......................................... 851,548  13,284,149
#*  Kopin Corp...........................................  31,107      42,928
    Kulicke & Soffa Industries, Inc...................... 582,384  13,121,112
#*  KVH Industries, Inc.................................. 172,344   1,926,806
*   Lantronix, Inc.......................................   3,368       9,026
*   Lattice Semiconductor Corp........................... 850,629   6,634,906
#*  LGL Group, Inc. (The)................................  51,187     367,845
#*  Lightpath Technologies, Inc., Class A................   7,150      11,798
*   Limelight Networks, Inc.............................. 477,443   1,489,622
*   LivePerson, Inc......................................   4,276     100,358
#*  LiveRamp Holdings, Inc...............................   3,059     132,883
*   Luna Innovations, Inc................................  99,696     335,976
*   Luxoft Holding, Inc..................................  80,733   4,684,936
#*  MACOM Technology Solutions Holdings, Inc.............  29,399     530,064
#*  MagnaChip Semiconductor Corp.........................  86,929     519,835
    ManTech International Corp., Class A................. 164,553   9,275,853
#*  MaxLinear, Inc....................................... 295,100   5,789,862
#*  Maxwell Technologies, Inc............................   2,926       8,719
#   Mesa Laboratories, Inc...............................  33,744   7,644,028
    Methode Electronics, Inc............................. 408,920  10,529,690
*   MicroStrategy, Inc., Class A.........................  17,058   2,164,490
#*  MINDBODY, Inc., Class A..............................  12,700     463,042

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
#*  Mitek Systems, Inc...................................  40,438 $   446,031
*   MoneyGram International, Inc.........................   2,658       5,662
    Monotype Imaging Holdings, Inc....................... 237,110   3,936,026
#   MTS Systems Corp..................................... 175,908   8,805,954
*   Nanometrics, Inc..................................... 253,897   7,766,709
*   Napco Security Technologies, Inc..................... 275,680   4,330,933
#*  NeoPhotonics Corp.................................... 321,713   2,322,768
#*  Net Element, Inc.....................................   2,167      13,002
#*  NETGEAR, Inc......................................... 337,490  13,367,979
#*  Netscout Systems, Inc................................ 134,512   3,487,896
*   NetSol Technologies, Inc.............................  37,856     254,014
    Network-1 Technologies, Inc..........................  46,583     122,513
    NIC, Inc............................................. 492,882   8,083,265
*   Novanta, Inc......................................... 171,677  11,962,453
#   NVE Corp.............................................  10,929   1,041,424
*   OneSpan, Inc......................................... 184,212   2,687,653
*   Optical Cable Corp...................................  37,938     135,059
#*  OSI Systems, Inc..................................... 216,976  19,460,577
#*  PAR Technology Corp.................................. 142,597   3,554,943
    Park Electrochemical Corp............................ 150,505   3,428,504
    PC Connection, Inc................................... 122,872   4,070,749
#*  PCM, Inc............................................. 117,574   2,510,205
    PC-Tel, Inc.......................................... 169,585     897,105
#*  PDF Solutions, Inc...................................  95,600   1,004,756
*   Perceptron, Inc......................................  71,825     554,489
*   Perficient, Inc...................................... 363,839   9,281,533
*   PFSweb, Inc..........................................  14,215      86,569
*   Photronics, Inc...................................... 655,931   7,011,902
#*  Pixelworks, Inc......................................  71,969     272,043
    Plantronics, Inc.....................................  38,477   1,492,523
*   Plexus Corp.......................................... 225,831  12,673,636
#   Power Integrations, Inc..............................  79,110   5,221,260
#   Presidio, Inc........................................ 135,269   2,154,835
*   PRGX Global, Inc..................................... 159,773   1,463,521
    Progress Software Corp............................... 389,221  14,101,477
    QAD, Inc., Class A...................................  83,011   3,499,744
    QAD, Inc., Class B...................................  28,726     876,143
#*  Qualstar Corp........................................  15,022      84,123
*   Quantenna Communications, Inc........................ 109,593   1,637,319
*   Qumu Corp............................................  83,584     196,422
*   Rambus, Inc.......................................... 984,174   8,877,249
*   RealNetworks, Inc....................................  95,460     252,014
#*  Resonant, Inc........................................   4,300      13,244
#   RF Industries, Ltd...................................  67,928     555,651
*   Ribbon Communications, Inc........................... 585,297   3,265,957
    Richardson Electronics, Ltd.......................... 101,846     750,605
#*  Rogers Corp..........................................  98,150  12,456,216
#*  Rubicon Project, Inc. (The).......................... 203,101     905,830
#*  Rubicon Technology, Inc..............................   2,007      16,136
*   Rudolph Technologies, Inc............................ 367,512   7,982,361
    Sapiens International Corp. NV.......................  17,934     218,795
*   ScanSource, Inc...................................... 236,337   9,054,070
    Science Applications International Corp..............  27,109   1,820,098
*   Seachange International, Inc.........................  17,892      28,448
#*  SecureWorks Corp., Class A...........................   3,955      90,649
*   ServiceSource International, Inc.....................   8,020       9,624
    Sigma Designs, Inc................................... 260,840      39,387
*   Sigmatron International, Inc.........................   9,685      25,762
#*  SMART Global Holdings, Inc........................... 147,857   3,668,332

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
*   SMTC Corp............................................    16,038 $     78,747
#*  SolarEdge Technologies, Inc..........................    32,372    1,417,570
*   SPS Commerce, Inc....................................    30,164    2,674,340
#*  StarTek, Inc.........................................     1,978       13,826
*   Steel Connect, Inc...................................    81,417      134,338
#*  Stratasys, Ltd.......................................   365,170    9,322,790
#*  Super Micro Computer, Inc............................   389,647    5,883,670
*   Support.com, Inc.....................................    38,495       95,083
*   Sykes Enterprises, Inc...............................   401,277   11,063,207
#*  Synaptics, Inc.......................................   259,723   10,336,975
#*  Synchronoss Technologies, Inc........................    42,121      302,008
*   Telaria, Inc.........................................    37,188      118,630
*   Telenav, Inc.........................................    56,051      248,306
    TESSCO Technologies, Inc.............................    86,633    1,386,994
    TransAct Technologies, Inc...........................    91,312      947,819
    Travelport Worldwide, Ltd............................   535,954    8,393,040
*   Trio-Tech International..............................     6,465       19,976
*   TSR, Inc.............................................    52,346      295,755
    TTEC Holdings, Inc...................................   237,995    7,956,173
#*  TTM Technologies, Inc................................   760,763    8,733,559
#*  Ultra Clean Holdings, Inc............................   185,216    2,196,662
#*  Unisys Corp..........................................   396,514    5,186,403
*   Upland Software, Inc.................................    66,549    2,078,991
#*  USA Technologies, Inc................................   105,078      621,011
#*  Veeco Instruments, Inc...............................   394,664    3,871,654
#*  Veritone, Inc........................................    18,284       97,454
*   Virtusa Corp.........................................   358,465   17,392,722
*   Vishay Precision Group, Inc..........................   114,722    3,835,156
    Wayside Technology Group, Inc........................    32,917      345,629
*   Westell Technologies, Inc., Class A..................     4,300        9,675
*   Wireless Telecom Group, Inc..........................   110,946      190,827
    Xperi Corp...........................................   233,540    5,004,762
*   Zix Corp.............................................   523,004    3,723,788
                                                                    ------------
TOTAL INFORMATION TECHNOLOGY.............................            806,786,369
                                                                    ------------
MATERIALS -- (3.8%)
>>  A Schulman, Inc......................................   349,055      500,021
*   AdvanSix, Inc........................................    77,053    2,437,957
#*  AgroFresh Solutions, Inc.............................   177,918      715,230
#*  AK Steel Holding Corp................................ 1,698,263    5,009,876
*   American Biltrite, Inc...............................       478      247,604
    American Vanguard Corp...............................   171,708    3,008,324
#*  Ampco-Pittsburgh Corp................................     2,643        9,198
    Boise Cascade Co.....................................   342,002    9,394,795
    Carpenter Technology Corp............................    42,740    2,019,892
#*  Century Aluminum Co..................................   117,897    1,084,652
    Chase Corp...........................................    82,280    8,295,470
#*  Clearwater Paper Corp................................    99,274    3,347,519
*   Coeur Mining, Inc.................................... 1,396,876    7,193,911
#   Commercial Metals Co.................................    20,248      353,328
#   Compass Minerals International, Inc..................    36,941    1,930,167
    Core Molding Technologies, Inc.......................    66,816      581,299
*   Ferro Corp...........................................   883,136   14,721,877
#   Ferroglobe P.L.C.....................................     5,458       12,499
#*  Flotek Industries, Inc...............................   123,365      315,814
    Friedman Industries, Inc.............................    71,987      555,020
    FutureFuel Corp......................................   284,007    5,200,168
#*  GCP Applied Technologies, Inc........................    86,764    2,186,453
    Gold Resource Corp...................................   149,996      673,482

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
MATERIALS -- (Continued)
    Greif, Inc., Class A.................................    16,267 $    634,413
    Hawkins, Inc.........................................   121,367    5,035,517
    Haynes International, Inc............................    33,382    1,094,930
#   Hecla Mining Co...................................... 2,034,384    5,492,837
    Innophos Holdings, Inc...............................    33,241      993,906
    Innospec, Inc........................................   254,933   17,914,142
*   Intrepid Potash, Inc................................. 1,073,099    3,337,338
    Kaiser Aluminum Corp.................................   167,047   16,766,507
*   Koppers Holdings, Inc................................   109,661    2,499,174
*   Kraton Corp..........................................   261,909    7,385,834
#   Kronos Worldwide, Inc................................    85,456    1,125,455
#*  LSB Industries, Inc..................................   116,110      865,019
    Materion Corp........................................   157,618    7,397,013
#   McEwen Mining, Inc...................................    73,816      133,607
#   Mercer International, Inc............................   458,487    6,771,853
    Minerals Technologies, Inc...........................    15,900      931,263
    Myers Industries, Inc................................   324,292    5,272,988
#   Neenah, Inc..........................................   165,819   11,552,610
#   Nexa Resources SA....................................    14,889      131,917
    Northern Technologies International Corp.............    38,414    1,171,627
    Olympic Steel, Inc...................................   100,305    1,932,877
*   OMNOVA Solutions, Inc................................   403,038    3,591,069
#   PH Glatfelter Co.....................................   392,510    5,016,278
*   PQ Group Holdings, Inc...............................    13,520      203,476
#   Quaker Chemical Corp.................................    94,885   19,400,187
*   Ramaco Resources, Inc................................     2,643       16,017
#   Rayonier Advanced Materials, Inc.....................   435,100    6,300,248
    Resolute Forest Products, Inc........................   493,157    3,846,625
*   Ryerson Holding Corp.................................   109,695      771,156
    Schnitzer Steel Industries, Inc., Class A............   274,974    6,654,371
    Schweitzer-Mauduit International, Inc................   156,858    5,028,867
    Stepan Co............................................   165,320   14,536,588
#*  Summit Materials, Inc., Class A......................    48,266      736,539
*   SunCoke Energy, Inc..................................   499,683    5,616,437
#   Synalloy Corp........................................    66,453    1,049,957
#*  TimkenSteel Corp.....................................   272,405    3,467,716
*   Trecora Resources....................................   141,979    1,230,958
    Tredegar Corp........................................   332,344    5,420,531
    Trinseo SA...........................................    16,600      814,230
    Tronox, Ltd., Class A................................    81,341      712,547
*   UFP Technologies, Inc................................    26,134      862,422
    United States Lime & Minerals, Inc...................    60,400    4,168,204
*   Universal Stainless & Alloy Products, Inc............    77,855    1,395,940
#*  US Concrete, Inc.....................................    18,587      661,697
*   Venator Materials P.L.C..............................    46,098      214,356
*   Verso Corp., Class A.................................   317,978    7,844,517
#   Warrior Met Coal, Inc................................   195,778    5,624,702
    Worthington Industries, Inc..........................     5,295      199,780
                                                                    ------------
TOTAL MATERIALS..........................................            273,620,798
                                                                    ------------
REAL ESTATE -- (1.0%)
*   Altisource Asset Management Corp.....................     2,820       75,689
#*  Altisource Portfolio Solutions SA....................    35,261      834,980
#   CKX Lands, Inc.......................................    15,043      157,951
#   Consolidated-Tomoka Land Co..........................    54,084    3,302,910
    CorePoint Lodging, Inc...............................    14,866      181,960
*   Forestar Group, Inc..................................    37,819      605,482
*   FRP Holdings, Inc....................................    92,531    4,693,172
    Griffin Industrial Realty, Inc.......................    49,036    1,649,081

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                              SHARES       VALUE+
                                                            ---------- --------------
REAL ESTATE -- (Continued)
      HFF, Inc., Class A...................................    425,510 $   17,624,624
*     InterGroup Corp. (The)...............................      5,700        180,177
*     JW Mays, Inc.........................................      2,700        107,946
#*    Marcus & Millichap, Inc..............................    301,083     11,922,887
#*    Maui Land & Pineapple Co., Inc.......................     26,758        319,491
*     Rafael Holdings, Inc., Class B.......................    137,761      2,124,275
      RE/MAX Holdings, Inc., Class A.......................    158,909      6,629,683
      RMR Group, Inc. (The), Class A.......................     96,620      6,377,886
#*    St Joe Co. (The).....................................    509,925      7,934,433
*     Stratus Properties, Inc..............................     70,654      1,674,500
#*    Tejon Ranch Co.......................................    255,409      4,806,797
*     Trinity Place Holdings, Inc..........................     90,306        374,770
                                                                       --------------
TOTAL REAL ESTATE..........................................                71,578,694
                                                                       --------------
UTILITIES -- (2.0%)
#     American States Water Co.............................    271,789     18,405,551
#*    AquaVenture Holdings, Ltd............................     77,393      1,627,575
      Artesian Resources Corp., Class A....................     44,730      1,582,995
#*    Atlantic Power Corp..................................    249,339        625,841
      Atlantica Yield PLC..................................     11,908        214,225
#     California Water Service Group.......................    430,087     21,297,908
      Chesapeake Utilities Corp............................    157,942     14,304,807
      Connecticut Water Service, Inc.......................     90,850      6,163,264
      Consolidated Water Co., Ltd..........................     59,518        776,710
      El Paso Electric Co..................................     82,405      4,327,910
#     Genie Energy, Ltd., Class B..........................    210,510      1,772,494
      MGE Energy, Inc......................................    131,009      8,425,189
      Middlesex Water Co...................................    134,415      7,554,123
#     Northwest Natural Holding Co.........................    218,122     13,654,437
      Otter Tail Corp......................................    303,669     14,712,763
#     Pattern Energy Group, Inc., Class A..................    195,543      4,161,155
      RGC Resources, Inc...................................     15,167        426,648
      SJW Group............................................    216,094     12,954,835
#     Spark Energy, Inc., Class A..........................     10,012         83,100
#     TerraForm Power, Inc., Class A.......................    172,944      2,054,575
      Unitil Corp..........................................    120,511      6,322,007
      York Water Co. (The).................................     88,428      2,909,281
                                                                       --------------
TOTAL UTILITIES............................................               144,357,393
                                                                       --------------
TOTAL COMMON STOCKS........................................             6,217,881,076
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
#     GCI Liberty, Inc.....................................     30,700        751,536
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
#*>>  Social Reality, Inc. Rights 12/31/19, Class A........     16,919            508
                                                                       --------------
TOTAL INVESTMENT SECURITIES................................             6,218,633,120
                                                                       --------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money
        Market Fund 2.320%................................. 70,359,998     70,359,998
                                                                       --------------

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                             VALUE+
                                                              SHARES     --------------
      SECURITIES LENDING COLLATERAL -- (11.8%)
@(S)  DFA Short Term Investment Fund....................... 72,798,858   $  842,355,583
                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $5,272,059,741)^^................................              $7,131,348,701
                                                                         ==============

As of January 31, 2019, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

                                                                              UNREALIZED
                               NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                    --------- ---------- ----------- ----------- --------------
Long Position Contracts:
S&P 500(R) Emini Index........   416      03/15/19  $54,033,509 $56,253,600   $2,220,091
                                                    ----------- -----------   ----------
Total Futures Contracts.......                      $54,033,509 $56,253,600   $2,220,091
                                                    =========== ===========   ==========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1         LEVEL 2    LEVEL 3     TOTAL
                                    --------------   ------------ ------- --------------
Common Stocks
  Communication Services........... $  220,695,236             --   --    $  220,695,236
  Consumer Discretionary...........    846,920,044   $     11,479   --       846,931,523
  Consumer Staples.................    236,651,452             --   --       236,651,452
  Energy...........................    378,517,905             --   --       378,517,905
  Financials.......................  1,376,961,258         42,524   --     1,377,003,782
  Health Care......................    645,552,274             --   --       645,552,274
  Industrials......................  1,216,185,650             --   --     1,216,185,650
  Information Technology...........    806,764,975         21,394   --       806,786,369
  Materials........................    273,120,777        500,021   --       273,620,798
  Real Estate......................     71,578,694             --   --        71,578,694
  Utilities........................    144,357,393             --   --       144,357,393
Preferred Stocks
  Communication Services...........        751,536             --   --           751,536
Rights/Warrants
  Consumer Discretionary...........             --            508   --               508
Temporary Cash Investments.........     70,359,998             --   --        70,359,998
Securities Lending Collateral......             --    842,355,583   --       842,355,583
Futures Contracts**................      2,220,091             --   --         2,220,091
                                    --------------   ------------   --    --------------
TOTAL.............................. $6,290,637,283   $842,931,509   --    $7,133,568,792
                                    ==============   ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                     DFA REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                           SHARES      VALUE+
                                                          --------- ------------
COMMON STOCKS -- (96.8%)
REAL ESTATE -- (96.8%)
#   Acadia Realty Trust..................................   738,547 $ 21,218,455
#   Agree Realty Corp....................................   300,988   19,874,238
    Alexander's, Inc.....................................    27,406    9,127,842
    Alexandria Real Estate Equities, Inc.................   947,833  124,839,084
    American Assets Trust, Inc...........................   302,883   13,005,796
    American Campus Communities, Inc..................... 1,214,231   55,878,911
    American Homes 4 Rent, Class A....................... 2,314,552   51,174,745
    American Tower Corp.................................. 3,893,454  672,944,589
    Apartment Investment & Management Co., Class A....... 1,375,152   68,097,527
    Apple Hospitality REIT, Inc.......................... 1,905,734   31,273,095
    Ashford Hospitality Trust, Inc.......................   987,918    4,890,194
    AvalonBay Communities, Inc........................... 1,218,415  235,056,622
#   Bluerock Residential Growth REIT, Inc................   203,289    2,110,140
    Boston Properties, Inc............................... 1,361,376  179,524,653
#   Braemar Hotels & Resorts, Inc........................   279,962    3,113,177
    Brandywine Realty Trust.............................. 1,614,065   24,291,678
    Brixmor Property Group, Inc.......................... 2,653,999   45,463,003
#   Brookfield Property REIT, Inc., Class A.............. 1,858,916   33,832,271
    BRT Apartments Corp..................................    20,713      269,476
    Camden Property Trust................................   821,575   79,651,696
    CareTrust REIT, Inc..................................   731,139   16,070,435
#   CBL & Associates Properties, Inc..................... 1,528,532    3,806,045
    Cedar Realty Trust, Inc..............................   763,997    2,666,350
#   Chatham Lodging Trust................................   404,693    8,178,846
#   Chesapeake Lodging Trust.............................   536,508   15,279,748
    City Office REIT, Inc................................   303,705    3,510,830
#   Clipper Realty, Inc..................................    41,093      532,154
    Columbia Property Trust, Inc......................... 1,044,439   23,050,769
#   Community Healthcare Trust, Inc......................   109,070    3,601,491
    Condor Hospitality Trust, Inc........................     5,322       44,538
#   CorePoint Lodging, Inc...............................   369,644    4,524,443
    CoreSite Realty Corp.................................   320,390   31,651,328
    Corporate Office Properties Trust....................   931,803   23,006,216
    Cousins Properties, Inc.............................. 3,721,402   32,934,408
    Crown Castle International Corp...................... 3,656,867  428,072,851
    CubeSmart............................................ 1,649,253   51,044,380
#   CyrusOne, Inc........................................   912,567   49,461,131
#   DiamondRock Hospitality Co........................... 1,843,728   18,732,276
#   Digital Realty Trust, Inc............................ 1,823,385  197,545,531
    Douglas Emmett, Inc.................................. 1,429,147   54,064,631
    Duke Realty Corp..................................... 3,156,127   92,285,154
#   Easterly Government Properties, Inc..................   531,951    9,553,840
    EastGroup Properties, Inc............................   316,860   32,782,336
    Empire State Realty Trust, Inc., Class A............. 1,309,392   20,243,200
#   EPR Properties.......................................   658,068   48,078,448
    Equinix, Inc.........................................   710,378  279,888,932
    Equity Commonwealth.................................. 1,103,077   35,695,572
    Equity LifeStyle Properties, Inc.....................   756,993   80,150,419
    Equity Residential................................... 3,247,767  235,657,974
    Essex Property Trust, Inc............................   587,060  159,210,672
    Extra Space Storage, Inc............................. 1,142,757  112,687,268
    Federal Realty Investment Trust......................   650,812   86,278,147
    First Industrial Realty Trust, Inc................... 1,111,060   36,353,883
    Four Corners Property Trust, Inc.....................   564,254   15,934,533

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
REAL ESTATE -- (Continued)
    Franklin Street Properties Corp......................   941,922 $  6,989,061
#   Front Yard Residential Corp..........................   198,976    2,152,920
    Gaming and Leisure Properties, Inc................... 1,800,447   67,516,763
    Getty Realty Corp....................................   299,553    9,603,669
    Gladstone Commercial Corp............................   252,576    5,038,891
    Global Medical REIT, Inc.............................    66,395      636,728
#   Global Net Lease, Inc................................   674,380   13,076,228
#   Global Self Storage, Inc.............................    28,065      111,979
#   HCP, Inc............................................. 4,208,980  132,751,229
    Healthcare Realty Trust, Inc......................... 1,089,284   35,172,980
    Healthcare Trust of America, Inc., Class A........... 1,833,942   52,120,632
#   Hersha Hospitality Trust.............................   382,658    7,090,653
    Highwoods Properties, Inc............................   921,493   40,840,570
#   Hospitality Properties Trust......................... 1,470,892   39,213,981
    Host Hotels & Resorts, Inc........................... 6,541,212  118,134,289
    Hudson Pacific Properties, Inc....................... 1,391,039   45,167,036
#   Independence Realty Trust, Inc.......................   777,621    8,126,139
#   Industrial Logistics Properties Trust................   567,846   12,203,011
#   Investors Real Estate Trust..........................   115,859    6,820,619
#   Invitation Homes, Inc................................ 2,737,156   61,558,638
#   Iron Mountain, Inc................................... 2,396,121   89,135,701
    JBG SMITH Properties................................. 1,012,686   39,140,314
#   Kilroy Realty Corp...................................   896,699   63,181,412
#   Kimco Realty Corp.................................... 3,730,315   63,452,658
#   Kite Realty Group Trust..............................   744,689   12,384,178
#   Lamar Advertising Co., Class A.......................   755,426   56,241,466
    Lexington Realty Trust............................... 1,949,589   18,735,550
    Liberty Property Trust............................... 1,319,501   62,201,277
    Life Storage, Inc....................................   414,102   40,693,804
    LTC Properties, Inc..................................   351,050   16,653,812
    Macerich Co. (The)................................... 1,013,948   46,803,840
#   Mack-Cali Realty Corp................................   799,548   16,470,689
#   MedEquities Realty Trust, Inc........................    47,162      545,664
#   Medical Properties Trust, Inc........................ 3,231,683   58,816,631
#   MGM Growth Properties LLC, Class A...................   620,045   19,221,395
    Mid-America Apartment Communities, Inc............... 1,017,084  103,010,268
    Monmouth Real Estate Investment Corp.................   760,049   10,443,073
#   National Health Investors, Inc.......................   372,002   30,972,887
#   National Retail Properties, Inc...................... 1,402,446   73,922,929
    National Storage Affiliates Trust....................   493,860   14,371,326
    New Senior Investment Group, Inc.....................   717,386    3,888,232
#   NexPoint Residential Trust, Inc......................   164,106    6,139,205
    NorthStar Realty Europe Corp.........................   439,023    7,371,196
#   Office Properties Income Trust.......................   415,464   13,307,312
#   Omega Healthcare Investors, Inc...................... 1,773,132   71,262,175
    One Liberty Properties, Inc..........................   131,156    3,567,443
    Outfront Media, Inc.................................. 1,231,896   25,561,842
    Paramount Group, Inc................................. 1,863,797   26,987,781
#   Park Hotels & Resorts, Inc........................... 1,791,101   53,858,407
#   Pebblebrook Hotel Trust.............................. 1,521,896   48,776,767
#   Pennsylvania Real Estate Investment Trust............   646,641    4,765,744
    Physicians Realty Trust.............................. 1,613,976   29,229,105
    Piedmont Office Realty Trust, Inc., Class A.......... 1,304,271   25,250,687
    Plymouth Industrial REIT, Inc........................     6,523      104,629
    Prologis, Inc........................................ 5,552,152  383,986,832
    PS Business Parks, Inc...............................   189,325   27,488,097
    Public Storage....................................... 1,383,304  293,979,766
#   QTS Realty Trust, Inc., Class A......................   451,070   18,994,558
    Realty Income Corp................................... 2,601,422  178,691,677

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                              SHARES       VALUE+
                                                            ---------- --------------
REAL ESTATE -- (Continued)
      Regency Centers Corp.................................  1,351,154 $   87,825,010
      Retail Opportunity Investments Corp..................  1,022,244     17,960,827
#     Retail Properties of America, Inc., Class A..........  2,049,230     25,902,267
      Retail Value, Inc....................................    149,857      4,557,151
      Rexford Industrial Realty, Inc.......................    750,628     25,221,101
      RLJ Lodging Trust....................................  1,574,695     29,210,592
#     RPT Realty...........................................    709,802      9,291,308
      Ryman Hospitality Properties, Inc....................    410,089     32,950,651
#     Sabra Health Care REIT, Inc..........................  1,578,239     32,417,029
      Saul Centers, Inc....................................    126,382      6,693,191
*     SBA Communications Corp..............................  1,021,200    186,399,636
#     Senior Housing Properties Trust......................  2,132,634     29,366,370
#     Seritage Growth Properties...........................     75,353      3,029,944
      Simon Property Group, Inc............................  2,738,008    498,646,017
#     SITE Centers Corp....................................  1,418,003     18,533,299
      SL Green Realty Corp.................................    780,632     72,153,816
      Sotherly Hotels, Inc.................................    109,976        728,041
      Spirit MTA REIT......................................    433,542      3,390,298
      Spirit Realty Capital, Inc...........................    822,384     32,665,092
#     STAG Industrial, Inc.................................    889,346     24,519,269
      STORE Capital Corp...................................  1,701,853     55,003,889
#     Summit Hotel Properties, Inc.........................    905,752     10,117,250
      Sun Communities, Inc.................................    725,066     79,692,004
      Sunstone Hotel Investors, Inc........................  2,020,530     28,893,579
#     Tanger Factory Outlet Centers, Inc...................    897,662     20,421,811
      Taubman Centers, Inc.................................    569,081     28,340,234
      Terreno Realty Corp..................................    515,839     20,808,945
      Tier REIT, Inc.......................................    440,835     10,359,623
      UDR, Inc.............................................  2,422,612    105,989,275
#     UMH Properties, Inc..................................    287,659      4,035,856
#*    Uniti Group, Inc.....................................  1,502,669     29,918,140
      Universal Health Realty Income Trust.................    116,882      8,149,013
      Urban Edge Properties................................  1,005,639     20,535,148
      Urstadt Biddle Properties, Inc.......................     67,653      1,171,750
      Urstadt Biddle Properties, Inc., Class A.............    266,595      5,710,465
      Ventas, Inc..........................................  3,142,226    202,642,155
      VEREIT, Inc..........................................  8,545,021     69,043,770
      Vornado Realty Trust.................................  1,509,612    105,536,975
#     Washington Prime Group, Inc..........................  1,647,199      9,356,090
      Washington Real Estate Investment Trust..............    704,312     17,854,309
      Weingarten Realty Investors..........................  1,079,175     30,961,531
      Welltower, Inc.......................................  3,311,270    256,590,312
#     Whitestone REIT......................................    318,928      4,522,399
#     WP Carey, Inc........................................  1,415,933    106,039,222
      Xenia Hotels & Resorts, Inc..........................    953,388     17,895,093
                                                                       --------------
TOTAL REAL ESTATE..........................................             9,003,202,063
                                                                       --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money
        Market Fund 2.320%................................. 19,896,523     19,896,523
                                                                       --------------
SECURITIES LENDING COLLATERAL -- (3.0%)
@(S)  DFA Short Term Investment Fund....................... 23,628,417    273,404,412
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $6,684,690,156)^^................................            $9,296,502,998
                                                                       ==============

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


As of January 31, 2019, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                              UNREALIZED
                               NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                    --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index........   122      03/15/19  $15,176,368 $16,497,450   $1,321,082
                                                    ----------- -----------   ----------
TOTAL FUTURES CONTRACTS.......                      $15,176,368 $16,497,450   $1,321,082
                                                    =========== ===========   ==========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1         LEVEL 2    LEVEL 3     TOTAL
                                    --------------   ------------ ------- --------------
Common Stocks
  Real Estate...................... $9,003,202,063             --   --    $9,003,202,063
Temporary Cash Investments.........     19,896,523             --   --        19,896,523
Securities Lending Collateral......             --   $273,404,412   --       273,404,412
Futures Contracts**                      1,321,082             --   --         1,321,082
                                    --------------   ------------   --    --------------
TOTAL.............................. $9,024,419,668   $273,404,412   --    $9,297,824,080
                                    ==============   ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                       LARGE CAP INTERNATIONAL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                           SHARES     VALUE>>
                                                          --------- -----------
COMMON STOCKS -- (97.0%)
AUSTRALIA -- (5.9%)
    Adelaide Brighton, Ltd...............................   131,820 $   430,358
    AGL Energy, Ltd......................................   157,174   2,455,800
    ALS, Ltd.............................................   110,133     583,191
    Alumina, Ltd.........................................   760,424   1,352,394
    Amcor, Ltd., Sponsored ADR...........................     1,068      42,560
#   Amcor, Ltd...........................................   335,752   3,333,585
    AMP, Ltd............................................. 1,924,737   3,173,481
    Ansell, Ltd..........................................     9,168     156,537
    APA Group............................................   287,796   1,923,863
    Aristocrat Leisure, Ltd..............................   177,083   3,184,944
    ASX, Ltd.............................................    39,716   1,844,073
    Atlas Arteria, Ltd...................................   259,883   1,259,228
    Aurizon Holdings, Ltd................................ 1,188,012   3,806,891
    AusNet Services......................................   747,865     898,668
    Australia & New Zealand Banking Group, Ltd...........   682,631  12,426,518
    Bank of Queensland, Ltd..............................   227,915   1,688,566
    Beach Energy, Ltd.................................... 1,091,813   1,436,248
    Bendigo & Adelaide Bank, Ltd.........................   265,093   2,083,099
    BHP Group, Ltd.......................................   842,811  21,519,410
#   BHP Group, Ltd., Sponsored ADR.......................    64,389   3,296,073
    BlueScope Steel, Ltd.................................   395,936   3,617,417
    Boral, Ltd...........................................   652,435   2,360,314
    Brambles, Ltd........................................   509,466   3,952,917
    Caltex Australia, Ltd................................   159,260   3,112,867
#   Challenger, Ltd......................................   256,238   1,352,399
    CIMIC Group, Ltd.....................................    33,464   1,090,939
    Cleanaway Waste Management, Ltd......................   112,082     147,531
    Coca-Cola Amatil, Ltd................................   256,719   1,567,902
    Cochlear, Ltd........................................    18,896   2,670,483
*   Coles Group, Ltd.....................................   312,827   2,844,698
#   Commonwealth Bank of Australia.......................   499,646  25,458,543
    Computershare, Ltd...................................   145,852   1,889,458
    Crown Resorts, Ltd...................................   158,847   1,384,193
#   CSL, Ltd.............................................   133,309  18,955,748
#   Domino's Pizza Enterprises, Ltd......................    28,806     955,366
    Downer EDI, Ltd......................................   303,943   1,580,907
    Evolution Mining, Ltd................................   737,253   2,152,237
    Flight Centre Travel Group, Ltd......................    33,092   1,038,415
    Fortescue Metals Group, Ltd.......................... 1,263,158   5,217,994
#   Harvey Norman Holdings, Ltd..........................   399,284     980,548
    Healthscope, Ltd.....................................   573,845     985,823
    Iluka Resources, Ltd.................................    75,700     481,271
    Incitec Pivot, Ltd...................................   873,217   2,107,583
#   Insurance Australia Group, Ltd.......................   640,126   3,307,302
    James Hardie Industries P.L.C........................   122,547   1,364,950
#   James Hardie Industries P.L.C., Sponsored ADR........     2,500      28,100
    LendLease Group......................................   229,991   2,048,365
    Link Administration Holdings, Ltd....................   226,057   1,177,866
    Macquarie Group, Ltd.................................    90,690   7,713,012
#   Magellan Financial Group, Ltd........................    66,221   1,379,571
    Medibank Pvt, Ltd.................................... 1,401,115   2,671,130
    National Australia Bank, Ltd.........................   762,098  13,233,563
    Newcrest Mining, Ltd.................................   240,845   4,284,820
    Northern Star Resources, Ltd.........................   343,959   2,198,576
    Oil Search, Ltd......................................   479,917   2,732,492

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
AUSTRALIA -- (Continued)
    Orica, Ltd...........................................   204,203 $  2,549,194
*   Origin Energy, Ltd...................................   725,770    3,791,866
    Orora, Ltd...........................................   664,513    1,531,250
    Platinum Asset Management, Ltd.......................    43,180      142,049
    Qantas Airways, Ltd..................................   312,804    1,240,126
#   QBE Insurance Group, Ltd.............................   539,399    4,221,092
#   Qube Holdings, Ltd...................................   586,713    1,149,559
    Ramsay Health Care, Ltd..............................    46,838    1,934,420
    REA Group, Ltd.......................................    16,819      929,533
#   Reece, Ltd...........................................    58,011      419,485
#   Reliance Worldwide Corp., Ltd........................   221,586      775,486
    Rio Tinto, Ltd.......................................   119,445    7,594,992
    Santos, Ltd..........................................   633,158    2,987,366
    Seek, Ltd............................................   151,821    1,882,203
    Seven Group Holdings, Ltd............................    35,592      410,472
    Sonic Healthcare, Ltd................................   114,655    1,923,177
    South32, Ltd., ADR...................................     6,560       83,673
    South32, Ltd......................................... 1,074,226    2,748,686
    Spark Infrastructure Group...........................   639,870    1,124,348
    Star Entertainment Grp, Ltd. (The)...................   451,550    1,461,087
    Suncorp Group, Ltd...................................   284,429    2,690,045
    Sydney Airport.......................................   268,876    1,283,423
    Tabcorp Holdings, Ltd................................   793,556    2,689,323
    Telstra Corp., Ltd................................... 1,345,381    3,050,294
    TPG Telecom, Ltd.....................................   267,150    1,356,886
    Transurban Group.....................................   569,176    5,047,600
    Treasury Wine Estates, Ltd...........................   138,751    1,561,505
    Wesfarmers, Ltd......................................   312,827    7,338,473
    Westpac Banking Corp.................................   847,720   15,150,469
#   Westpac Banking Corp., Sponsored ADR.................    70,122    1,251,678
    Whitehaven Coal, Ltd.................................   685,758    2,481,449
#   WiseTech Global, Ltd.................................    43,359      646,773
    Woodside Petroleum, Ltd..............................   204,227    5,108,415
    Woolworths Group, Ltd................................   387,995    8,290,673
    WorleyParsons, Ltd...................................   180,773    1,831,191
*   Xero, Ltd............................................    18,845      600,394
                                                                    ------------
TOTAL AUSTRALIA..........................................            294,219,442
                                                                    ------------
AUSTRIA -- (0.3%)
    ANDRITZ AG...........................................     2,028      100,118
    Erste Group Bank AG..................................   106,261    3,709,083
    OMV AG...............................................    50,162    2,494,193
    Raiffeisen Bank International AG.....................   137,501    3,637,281
#   Verbund AG...........................................    16,338      834,991
    Voestalpine AG.......................................    78,880    2,520,688
                                                                    ------------
TOTAL AUSTRIA............................................             13,296,354
                                                                    ------------
BELGIUM -- (1.0%)
    Ageas................................................   100,598    4,677,425
    Anheuser-Busch InBev SA/NV...........................   261,426   19,973,797
#   Anheuser-Busch InBev SA/NV, Sponsored ADR............     9,277      709,134
    Colruyt SA...........................................    31,612    2,270,260
*   Galapagos NV.........................................     7,919      813,955
    KBC Group NV.........................................    61,707    4,189,288
    Proximus SADP........................................   112,397    3,017,381
    Solvay SA............................................    42,745    4,653,638
    Telenet Group Holding NV.............................    20,499      948,908
    UCB SA...............................................    61,811    5,356,114

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
BELGIUM -- (Continued)
    Umicore SA...........................................  46,051 $ 1,946,909
                                                                  -----------
TOTAL BELGIUM............................................          48,556,809
                                                                  -----------
CANADA -- (9.1%)
    Agnico Eagle Mines, Ltd..............................   7,428     323,082
#   Agnico Eagle Mines, Ltd..............................  45,008   1,961,449
*   Air Canada...........................................  55,400   1,250,974
    Algonquin Power & Utilities Corp.....................  95,893   1,058,950
    Algonquin Power & Utilities Corp.....................  23,199     256,117
    Alimentation Couche-Tard, Inc., Class B.............. 132,458   7,195,747
#   AltaGas, Ltd.........................................  97,178     994,744
#   ARC Resources, Ltd................................... 275,885   1,994,678
    Atco, Ltd., Class I..................................  32,724   1,034,805
#*  Aurora Cannabis, Inc................................. 235,345   1,665,747
*   B2Gold Corp.......................................... 849,939   2,690,929
    Bank of Montreal.....................................  32,099   2,349,619
    Bank of Montreal..................................... 198,534  14,530,703
    Bank of Nova Scotia (The)............................ 176,568  10,051,590
    Bank of Nova Scotia (The)............................ 148,111   8,433,440
    Barrick Gold Corp.................................... 151,341   2,026,019
    Barrick Gold Corp.................................... 686,471   9,191,847
    Barrick Gold Corp.................................... 141,263   1,874,063
*   Bausch Health Cos., Inc..............................  97,589   2,395,810
*   Bausch Health Cos., Inc..............................  66,614   1,635,502
    BCE, Inc.............................................  19,715     857,192
#   BCE, Inc.............................................  27,640   1,202,340
*   BlackBerry, Ltd...................................... 156,732   1,262,015
#*  BlackBerry, Ltd......................................  82,706     667,437
#*  Bombardier, Inc., Class A............................   9,200      14,669
*   Bombardier, Inc., Class B............................ 688,292   1,042,430
    Brookfield Asset Management, Inc., Class A........... 147,454   6,345,049
    Brookfield Asset Management, Inc., Class A...........  43,480   1,871,814
    BRP, Inc.............................................  10,821     311,466
    CAE, Inc.............................................  66,638   1,415,985
    CAE, Inc.............................................  31,718     674,642
    Cameco Corp.......................................... 153,753   1,862,893
    Cameco Corp..........................................  64,209     778,213
#*  Canada Goose Holdings, Inc...........................   7,177     369,187
#*  Canada Goose Holdings, Inc...........................   2,120     109,095
    Canadian Imperial Bank of Commerce...................  69,168   5,864,764
    Canadian Imperial Bank of Commerce...................  51,924   4,402,636
    Canadian National Railway Co......................... 149,760  12,497,571
    Canadian National Railway Co.........................  76,670   6,403,478
    Canadian Natural Resources, Ltd...................... 277,144   7,439,300
    Canadian Natural Resources, Ltd...................... 249,456   6,700,388
    Canadian Pacific Railway, Ltd........................  31,366   6,428,842
    Canadian Pacific Railway, Ltd........................  12,744   2,611,246
#   Canadian Tire Corp., Ltd., Class A...................  26,216   2,981,834
    Canadian Utilities, Ltd., Class A....................  34,145     877,825
*   Canfor Corp..........................................   8,200     113,082
#*  Canopy Growth Corp...................................  24,300   1,191,374
    CCL Industries, Inc., Class B........................  45,580   1,921,787
    Cenovus Energy, Inc.................................. 176,503   1,378,227
    Cenovus Energy, Inc.................................. 262,140   2,042,071
*   CGI Group, Inc.......................................  18,335   1,212,193
    CGI, Inc.............................................  56,942   3,758,741
    CI Financial Corp.................................... 163,821   2,205,558
    Cogeco Communications, Inc...........................   2,400     136,827
    Constellation Software, Inc..........................   6,443   4,808,505

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                        VALUE>>
                                                           SHARES     -----------
CANADA -- (Continued)
    Crescent Point Energy Corp...........................         1   $         3
#   Crescent Point Energy Corp...........................    60,460       180,775
    Dollarama, Inc.......................................    78,900     2,123,896
#   Emera, Inc...........................................    10,822       378,867
#   Empire Co., Ltd., Class A............................    74,248     1,669,231
#   Enbridge, Inc........................................   138,888     5,074,768
    Enbridge, Inc........................................   282,248    10,335,922
#   Encana Corp..........................................   473,733     3,259,283
#   Enerplus Corp........................................   115,000       995,129
    Fairfax Financial Holdings, Ltd......................    14,393     6,808,455
    Finning International, Inc...........................    98,007     1,857,281
    First Capital Realty, Inc............................    74,564     1,164,468
    First Quantum Minerals, Ltd..........................   266,013     3,079,306
    Fortis, Inc..........................................   103,123     3,677,723
    Franco-Nevada Corp...................................    12,542       972,949
#   Franco-Nevada Corp...................................    24,704     1,918,019
#   Genworth MI Canada, Inc..............................    26,013       885,149
    George Weston, Ltd...................................    39,504     2,869,410
    Gildan Activewear, Inc...............................    35,400     1,198,096
    Gildan Activewear, Inc...............................    26,455       896,295
    Goldcorp, Inc........................................    93,244     1,043,180
    Goldcorp, Inc........................................   245,789     2,750,379
    Great-West Lifeco, Inc...............................    65,774     1,411,642
    Husky Energy, Inc....................................   257,845     3,059,328
    Hydro One, Ltd.......................................    67,923     1,064,374
*   IA Financial Crop., Inc..............................    74,639     2,772,655
    IGM Financial, Inc...................................    39,640     1,019,094
    Imperial Oil, Ltd....................................    18,627       528,494
    Imperial Oil, Ltd....................................    44,774     1,275,611
    Intact Financial Corp................................    30,500     2,410,845
    Inter Pipeline, Ltd..................................   150,924     2,425,903
#   Keyera Corp..........................................   122,235     2,597,360
#   Kinder Morgan Canada, Ltd............................     8,815        98,686
*   Kinross Gold Corp.................................... 1,081,211     3,612,402
*   Kinross Gold Corp....................................    22,897        76,934
    Kirkland Lake Gold, Ltd..............................    79,988     2,573,228
    Linamar Corp.........................................    36,136     1,400,942
    Loblaw Cos., Ltd.....................................    41,861     2,027,193
    Lundin Mining Corp...................................   518,810     2,369,086
    Magna International, Inc.............................    73,020     3,864,539
    Magna International, Inc.............................   148,344     7,848,881
    Manulife Financial Corp..............................   177,419     2,850,424
    Manulife Financial Corp..............................   256,434     4,123,459
    Maple Leaf Foods, Inc................................    20,687       460,673
    Methanex Corp........................................    25,981     1,415,761
    Methanex Corp........................................     3,284       179,208
    Metro, Inc...........................................    53,349     1,939,566
#   National Bank of Canada..............................   206,077     9,692,575
    Norbord, Inc.........................................     2,100        60,733
    Northland Power, Inc.................................    60,500     1,099,079
    Nutrien, Ltd.........................................    52,591     2,724,503
    Nutrien, Ltd.........................................    82,822     4,291,816
    Onex Corp............................................    20,860     1,179,254
    Open Text Corp.......................................    39,200     1,393,532
    Open Text Corp.......................................    57,964     2,065,837
    Pan American Silver Corp.............................     6,781       101,105
#   Parkland Fuel Corp...................................    86,337     2,469,963
    Pembina Pipeline Corp................................     3,073       109,512
    Pembina Pipeline Corp................................    78,002     2,778,431

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
CANADA -- (Continued)
#   PrairieSky Royalty, Ltd..............................  96,981 $  1,400,890
    Quebecor, Inc., Class B..............................  55,700    1,311,162
    Restaurant Brands International, Inc.................  63,671    3,990,976
    Restaurant Brands International, Inc.................   2,612      163,642
    Ritchie Bros Auctioneers, Inc........................   7,600      273,182
    Ritchie Bros Auctioneers, Inc........................  20,282      729,341
    Rogers Communications, Inc., Class B.................  60,368    3,265,693
    Rogers Communications, Inc., Class B.................  50,035    2,705,392
    Royal Bank of Canada................................. 239,620   18,240,262
    Royal Bank of Canada................................. 165,372   12,598,039
    Saputo, Inc..........................................  52,900    1,550,826
*   Seven Generations Energy, Ltd., Class A.............. 259,696    2,015,982
    Shaw Communications, Inc., Class B...................  86,985    1,766,247
    Shaw Communications, Inc., Class B................... 101,348    2,060,405
*   Shopify, Inc., Class A...............................   7,521    1,266,026
*   Shopify, Inc., Class A...............................   6,301    1,061,529
    SNC-Lavalin Group, Inc...............................  59,453    1,654,702
#*  Spin Master Corp.....................................  12,362      391,478
    Stantec, Inc.........................................  13,600      323,349
    Stantec, Inc.........................................  16,651      396,294
*   Stars Group, Inc. (The)..............................   2,400       43,454
#*  Stars Group, Inc. (The)..............................  31,103      563,275
    Sun Life Financial, Inc..............................  37,725    1,360,908
#   Sun Life Financial, Inc..............................  98,921    3,570,059
    Suncor Energy, Inc................................... 360,829   11,638,146
    Suncor Energy, Inc................................... 293,650    9,490,768
    Teck Resources, Ltd., Class B........................  98,438    2,397,364
    Teck Resources, Ltd., Class B........................ 355,719    8,665,315
    TELUS Corp...........................................  39,380    1,379,252
    TFI International, Inc...............................  42,771    1,259,091
    Thomson Reuters Corp.................................  36,850    1,926,986
#   Thomson Reuters Corp.................................  31,623    1,655,148
    TMX Group, Ltd.......................................  25,773    1,552,716
    Toromont Industries, Ltd.............................  44,098    1,959,650
    Toronto-Dominion Bank (The).......................... 232,719   13,106,439
#   Toronto-Dominion Bank (The).......................... 217,566   12,251,141
    Tourmaline Oil Corp.................................. 176,277    2,404,113
    TransCanada Corp.....................................  27,734    1,179,479
    TransCanada Corp..................................... 113,956    4,845,409
*   Turquoise Hill Resources, Ltd........................ 454,221      760,521
*   Turquoise Hill Resources, Ltd........................  68,462      114,332
#   Vermilion Energy, Inc................................  49,648    1,216,687
    Vermilion Energy, Inc................................  23,732      582,621
    Waste Connections, Inc...............................  26,790    2,238,557
    West Fraser Timber Co., Ltd..........................  51,884    3,090,651
    Wheaton Precious Metals Corp.........................  14,145      297,982
    Wheaton Precious Metals Corp......................... 136,895    2,885,747
    WSP Global, Inc......................................  43,200    2,217,290
    Yamana Gold, Inc..................................... 117,581      331,101
                                                                  ------------
TOTAL CANADA.............................................          453,337,322
                                                                  ------------
DENMARK -- (1.6%)
    Ambu A.S., Class B...................................  51,713    1,377,655
    AP Moller - Maersk A.S., Class A.....................     885    1,104,850
#   AP Moller - Maersk A.S., Class B.....................   1,457    1,948,571
    Carlsberg A.S., Class B..............................  25,206    2,885,686
    Chr Hansen Holding A.S...............................  31,142    2,957,427
    Coloplast A.S., Class B..............................  36,465    3,331,049
    Danske Bank A.S...................................... 148,586    2,752,908

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
DENMARK -- (Continued)
    DSV A.S..............................................  79,760 $ 6,365,510
*   Genmab A.S...........................................  22,088   3,219,853
    GN Store Nord A.S....................................  80,652   3,476,621
    H Lundbeck A.S.......................................  35,246   1,547,645
    ISS A.S..............................................  31,377     889,249
    Novo Nordisk A.S., Sponsored ADR.....................  60,487   2,844,099
    Novo Nordisk A.S., Class B........................... 483,626  22,665,655
    Novozymes A.S., Class B..............................  92,209   3,855,921
    Orsted A.S...........................................  40,202   2,905,099
    Pandora A.S..........................................  62,809   2,727,642
    Rockwool International A.S., Class B.................   5,270   1,413,498
#   Tryg A.S.............................................  62,381   1,591,547
    Vestas Wind Systems A.S..............................  99,927   8,260,288
#*  William Demant Holding A.S...........................  55,656   1,758,210
                                                                  -----------
TOTAL DENMARK............................................          79,878,983
                                                                  -----------
FINLAND -- (1.1%)
    Elisa Oyj............................................  79,278   3,316,796
    Fortum Oyj........................................... 232,941   5,294,267
    Kesko Oyj, Class B...................................  31,253   1,798,381
    Kone Oyj, Class B.................................... 107,052   5,205,197
    Neste Oyj............................................  51,580   4,725,768
    Nokia Oyj............................................ 934,619   5,904,600
    Nokia Oyj............................................ 268,823   1,691,269
    Sampo Oyj, Class A................................... 179,129   8,206,856
    Stora Enso Oyj, Class R.............................. 391,475   5,266,239
    UPM-Kymmene Oyj...................................... 394,168  11,447,323
    Wartsila Oyj Abp..................................... 159,173   2,599,081
                                                                  -----------
TOTAL FINLAND............................................          55,455,777
                                                                  -----------
FRANCE -- (9.2%)
    Accor SA.............................................  63,035   2,741,454
    Aeroports de Paris...................................  10,979   2,100,292
    Air Liquide SA....................................... 121,498  14,749,793
    Airbus SE............................................ 178,673  20,593,845
    Alstom SA............................................  65,576   2,638,099
    Amundi SA............................................  25,084   1,443,259
    Arkema SA............................................  61,764   5,851,980
    Atos SE..............................................  48,267   4,400,974
    AXA SA............................................... 407,225   9,443,616
    BioMerieux...........................................  23,928   1,689,487
    BNP Paribas SA....................................... 253,848  11,962,832
    Bollore SA........................................... 393,392   1,622,794
    Bouygues SA.......................................... 140,402   4,969,278
    Bureau Veritas SA.................................... 137,994   3,065,665
    Capgemini SE.........................................  72,095   7,961,831
    Carrefour SA......................................... 352,401   6,969,031
#   Casino Guichard Perrachon SA.........................  15,181     746,956
    Cie de Saint-Gobain.................................. 268,430   9,262,979
    Cie Generale des Etablissements Michelin SCA......... 107,620  11,689,886
    Cie Plastic Omnium SA................................  12,437     342,017
    CNP Assurances.......................................  75,199   1,708,438
    Credit Agricole SA................................... 250,584   2,862,025
    Danone SA, Sponsored ADR.............................  13,003     189,454
    Danone SA............................................ 174,103  12,669,782
    Dassault Aviation SA.................................     545     810,347
    Dassault Systemes SE.................................  24,054   3,014,726
    Edenred..............................................  97,091   3,931,877

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
FRANCE -- (Continued)
    Eiffage SA...........................................  75,989 $  7,119,119
    Electricite de France SA............................. 242,121    4,007,710
    Engie SA............................................. 400,076    6,413,744
    EssilorLuxottica SA..................................  59,025    7,477,232
#   Eurofins Scientific SE...............................   7,095    2,851,391
    Eutelsat Communications SA...........................  52,201    1,107,010
    Faurecia SA..........................................  57,940    2,534,844
    Getlink SE...........................................  89,678    1,311,518
    Hermes International.................................   9,829    5,890,420
    Iliad SA.............................................  25,279    2,894,256
    Imerys SA............................................  18,021      949,492
    Ipsen SA.............................................  10,424    1,311,719
    JCDecaux SA..........................................  44,033    1,304,549
    Kering SA............................................  21,474   10,769,693
    Legrand SA...........................................  99,700    5,906,869
    L'Oreal SA...........................................  57,248   13,798,202
    LVMH Moet Hennessy Louis Vuitton SE..................  90,378   28,993,279
    Natixis SA........................................... 413,467    2,119,465
    Orange SA, Sponsored ADR.............................  45,487      702,774
    Orange SA............................................ 787,902   12,220,670
#   Orpea................................................  27,255    2,701,888
    Pernod Ricard SA.....................................  36,936    6,128,167
    Peugeot SA........................................... 482,014   12,125,253
    Publicis Groupe SA................................... 133,918    8,177,023
#   Remy Cointreau SA....................................   9,976    1,158,499
    Renault SA...........................................  96,551    6,832,427
    Rubis SCA............................................  30,288    1,807,926
    Safran SA............................................  90,608   11,904,907
    Sanofi............................................... 234,559   20,387,371
    Sartorius Stedim Biotech.............................  12,863    1,417,830
    Schneider Electric SE................................ 141,707   10,078,431
    Schneider Electric SE................................     935       66,638
    SCOR SE..............................................  88,857    3,739,081
    SEB SA...............................................  14,388    2,206,240
    SES SA............................................... 311,072    6,340,033
#   Societe Generale SA.................................. 175,558    5,473,810
#   Sodexo SA............................................  37,025    3,854,346
    Sodexo SA............................................  16,625    1,731,636
    STMicroelectronics NV................................ 327,052    5,217,802
    Suez................................................. 154,201    1,976,339
    Teleperformance......................................  34,632    5,960,199
    Thales SA............................................  44,429    4,913,372
    Total SA............................................. 562,354   30,828,877
    TOTAL SA, Sponsored ADR.............................. 134,482    7,360,200
*   Ubisoft Entertainment SA.............................  42,136    3,739,421
    Valeo SA............................................. 111,464    3,486,997
    Veolia Environnement SA, ADR.........................  17,086      361,967
    Veolia Environnement SA.............................. 103,111    2,178,287
    Vinci SA............................................. 169,158   14,884,278
    Vivendi SA........................................... 219,729    5,602,851
*   Worldline SA.........................................  12,093      648,441
                                                                  ------------
TOTAL FRANCE.............................................          462,407,210
                                                                  ------------
GERMANY -- (7.0%)
    1&1 Drillisch AG.....................................  18,832      783,554
    Adidas AG............................................  55,653   13,242,136
    Allianz SE, Sponsored ADR............................ 243,452    5,152,662
    Allianz SE...........................................  86,528   18,358,854
    Aroundtown SA........................................ 268,536    2,375,370

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES       VALUE>>
                                                          ---------   -----------
    GERMANY -- (Continued)...............................
    Axel Springer SE.....................................    31,683   $ 1,939,893
    BASF SE, Sponsored ADR...............................    32,000       588,480
    BASF SE..............................................   329,449    24,134,652
    Bayer AG.............................................   182,613    13,841,290
    Bayerische Motoren Werke AG..........................   130,231    10,972,009
    Beiersdorf AG........................................    18,320     1,833,865
    Brenntag AG..........................................    97,294     4,606,641
    Carl Zeiss Meditec AG................................    11,136     1,010,728
*   Commerzbank AG.......................................   522,449     3,760,261
    Continental AG.......................................    37,834     5,979,149
    Covestro AG..........................................    95,036     5,251,650
    Daimler AG...........................................   360,701    21,367,541
*   Delivery Hero AG.....................................     9,396       347,025
    Deutsche Bank AG.....................................    78,162       694,807
    Deutsche Bank AG.....................................   747,983     6,642,089
    Deutsche Boerse AG...................................    60,725     8,085,407
    Deutsche Lufthansa AG................................   199,976     5,048,605
    Deutsche Post AG.....................................   317,543     9,378,982
    Deutsche Telekom AG.................................. 1,081,917    17,592,895
    Deutsche Wohnen SE...................................    85,465     4,269,601
    E.ON SE..............................................   819,924     9,114,582
    Evonik Industries AG.................................    99,639     2,724,981
    Fielmann AG..........................................    12,300       835,115
    Fraport AG Frankfurt Airport Services Worldwide......    24,457     1,932,933
    Fresenius Medical Care AG & Co. KGaA.................   132,734     9,762,600
    Fresenius SE & Co. KGaA..............................   108,261     5,613,327
    Fuchs Petrolub SE....................................    18,404       808,121
    GEA Group AG.........................................    28,416       782,876
    Hannover Rueck SE....................................    25,773     3,719,911
    Hapag-Lloyd AG.......................................    17,117       432,157
    HeidelbergCement AG..................................    61,971     4,291,314
    Hella GmbH & Co KGaA.................................    19,240       875,183
    Henkel AG & Co. KGaA.................................    24,965     2,288,322
    Hochtief AG..........................................     6,209       928,663
    Hugo Boss AG.........................................    20,243     1,451,426
    Infineon Technologies AG.............................   420,157     9,345,748
*   Innogy SE............................................    68,747     2,943,603
    KION Group AG........................................    45,274     2,614,054
    Lanxess AG...........................................    50,560     2,782,876
    LEG Immobilien AG....................................    25,223     2,962,981
    MAN SE...............................................     9,000       930,407
    Merck KGaA...........................................    34,847     3,658,902
    METRO AG.............................................   169,537     2,869,057
    MTU Aero Engines AG..................................    27,957     6,028,709
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen...........................................    33,081     7,382,364
    Nemetschek SE........................................     1,086       139,381
    ProSiebenSat.1 Media SE..............................    17,997       321,257
    Puma SE..............................................     1,026       571,839
    Puma SE..............................................     1,790       996,757
*   QIAGEN NV............................................    19,444       720,011
*   QIAGEN NV............................................    66,541     2,457,601
    Rational AG..........................................     1,841     1,154,859
    RTL Group SA.........................................    24,690     1,350,498
    RWE AG...............................................   207,509     5,161,087
    SAP SE...............................................   188,274    19,468,504
    Siemens AG...........................................   133,388    14,645,710
    Symrise AG...........................................    43,831     3,640,644
*   Talanx AG............................................    29,641     1,101,362
    Telefonica Deutschland Holding AG....................   378,890     1,328,333

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
GERMANY -- (Continued)
    Thyssenkrupp AG......................................   155,920 $  2,771,023
    Uniper SE............................................    99,344    2,880,650
    United Internet AG...................................    97,780    3,879,541
    Volkswagen AG........................................    14,820    2,585,394
    Vonovia SE...........................................   120,373    6,049,777
    Wacker Chemie AG.....................................    11,688    1,236,513
    Wirecard AG..........................................    28,560    4,735,757
*   Zalando SE...........................................    16,365      499,352
                                                                    ------------
TOTAL GERMANY............................................            352,034,208
                                                                    ------------
HONG KONG -- (3.2%)
    AIA Group, Ltd....................................... 3,407,600   30,768,943
    ASM Pacific Technology, Ltd..........................   273,200    2,943,531
    Bank of East Asia, Ltd. (The)........................   539,868    1,821,010
    BOC Aviation, Ltd....................................   191,700    1,630,030
    BOC Hong Kong Holdings, Ltd..........................   954,500    3,688,111
    Cathay Pacific Airways, Ltd..........................   510,000      785,113
#   Chow Tai Fook Jewellery Group, Ltd...................   647,200      578,003
    CK Asset Holdings, Ltd...............................   575,462    4,844,702
    CK Hutchison Holdings, Ltd...........................   559,462    5,650,118
    CK Infrastructure Holdings, Ltd......................   228,500    1,844,882
    CLP Holdings, Ltd....................................   425,900    4,960,481
    Galaxy Entertainment Group, Ltd......................   748,000    5,208,054
    Great Eagle Holdings, Ltd............................    54,701      253,472
    Guoco Group, Ltd.....................................    16,000      205,492
    Haitong International Securities Group, Ltd..........    53,381       18,772
    Hang Lung Group, Ltd.................................   529,000    1,554,602
    Hang Lung Properties, Ltd............................   866,000    1,896,231
    Hang Seng Bank, Ltd..................................   269,200    6,193,451
    Henderson Land Development Co., Ltd..................   497,156    2,826,191
#   HK Electric Investments & HK Electric Investments,
      Ltd................................................   622,000      634,576
    HKT Trust & HKT, Ltd................................. 2,625,000    3,871,255
#   Hong Kong & China Gas Co., Ltd....................... 1,794,486    3,899,501
    Hong Kong Exchanges & Clearing, Ltd..................   365,832   11,446,559
    Hopewell Holdings, Ltd...............................     3,000       13,833
    Hysan Development Co., Ltd...........................   238,638    1,241,837
    Kerry Properties, Ltd................................   408,893    1,698,345
    Kingston Financial Group, Ltd........................ 1,184,000      345,031
*   Landing International Development, Ltd...............    25,200        8,334
    Li & Fung, Ltd....................................... 1,154,000      196,135
    Melco International Development, Ltd.................   577,000    1,353,972
    Melco Resorts & Entertainment, Ltd., ADR.............    34,136      736,655
    MGM China Holdings, Ltd..............................   299,200      580,946
    MTR Corp., Ltd.......................................   313,229    1,751,815
    NagaCorp., Ltd....................................... 1,006,000    1,241,052
    New World Development Co., Ltd....................... 3,288,861    5,187,023
#   NWS Holdings, Ltd....................................   652,514    1,492,255
    PCCW, Ltd............................................ 3,936,712    2,343,481
    Power Assets Holdings, Ltd...........................   290,707    1,958,357
    Prada SpA............................................   190,200      629,457
    Samsonite International SA........................... 1,284,900    3,821,313
    Sands China, Ltd.....................................   740,000    3,550,020
    Shangri-La Asia, Ltd.................................   671,155      876,406
    Sino Land Co., Ltd................................... 1,460,149    2,625,765
    SJM Holdings, Ltd.................................... 1,166,000    1,231,448
    Sun Hung Kai Properties, Ltd.........................   348,608    5,847,044
    Swire Pacific, Ltd., Class A.........................   263,500    3,120,686
    Swire Pacific, Ltd., Class B.........................   442,500      790,824
    Swire Properties, Ltd................................   273,000    1,065,568

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
HONG KONG -- (Continued)
    Techtronic Industries Co., Ltd.......................   565,000 $  3,298,214
    Vitasoy International Holdings, Ltd..................   374,000    1,521,506
    VTech Holdings, Ltd..................................    21,000      200,595
    WH Group, Ltd........................................ 5,525,000    4,737,886
    Wharf Holdings, Ltd. (The)...........................   533,609    1,612,834
    Wharf Real Estate Investment Co., Ltd................   254,609    1,741,774
    Wheelock & Co., Ltd..................................   341,000    2,186,022
    Wynn Macau, Ltd......................................   468,800    1,150,782
    Xinyi Glass Holdings, Ltd............................ 1,686,000    2,053,605
    Yue Yuen Industrial Holdings, Ltd....................   687,500    2,344,936
                                                                    ------------
TOTAL HONG KONG..........................................            162,078,836
                                                                    ------------
IRELAND -- (0.7%)
    AIB Group P.L.C......................................   326,519    1,461,723
    Bank of Ireland Group P.L.C..........................   524,399    3,146,697
    CRH P.L.C............................................    51,236    1,474,807
    CRH P.L.C., Sponsored ADR............................   284,667    8,209,796
    CRH P.L.C............................................    33,732      970,640
    Glanbia P.L.C........................................    61,766    1,180,317
    Kerry Group P.L.C., Class A..........................    26,868    2,743,449
    Kerry Group P.L.C., Class A..........................    18,318    1,881,536
    Kingspan Group P.L.C.................................   109,030    4,459,194
    Paddy Power Betfair P.L.C............................    42,455    3,467,814
    Smurfit Kappa Group P.L.C............................   125,212    3,610,581
                                                                    ------------
TOTAL IRELAND............................................             32,606,554
                                                                    ------------
ISRAEL -- (0.5%)
    Azrieli Group, Ltd...................................    14,227      757,450
    Bank Hapoalim BM.....................................   554,728    3,760,060
    Bank Leumi Le-Israel BM..............................   662,599    4,380,705
    Bezeq The Israeli Telecommunication Corp., Ltd.......   563,765      452,181
    Delek Group, Ltd.....................................     3,456      603,069
#   Elbit Systems, Ltd...................................     6,571      813,960
#   Elbit Systems, Ltd...................................     1,593      195,987
*   First International Bank Of Israel, Ltd..............    38,389      908,965
    Israel Chemicals, Ltd................................   241,997    1,404,570
    Israel Discount Bank, Ltd., Class A..................   860,920    3,044,935
    Melisron, Ltd........................................     5,602      258,029
#   Mizrahi Tefahot Bank, Ltd............................    84,116    1,564,793
#*  Nice, Ltd., Sponsored ADR............................    18,312    2,013,404
    Strauss Group, Ltd...................................    25,158      611,155
*   Teva Pharmaceutical Industries, Ltd., Sponsored ADR..   171,029    3,394,926
#*  Teva Pharmaceutical Industries, Ltd..................     5,899      117,330
*   Tower Semiconductor, Ltd.............................    44,372      662,571
                                                                    ------------
TOTAL ISRAEL.............................................             24,944,090
                                                                    ------------
ITALY -- (2.0%)
    A2A SpA..............................................   771,606    1,407,892
    Assicurazioni Generali SpA...........................   377,080    6,601,638
    Atlantia SpA.........................................   103,392    2,447,194
    CNH Industrial NV....................................   321,761    3,162,501
    Davide Campari-Milano SpA............................   167,734    1,507,018
    Enel SpA............................................. 2,271,536   13,728,973
    Eni SpA..............................................   788,436   13,368,579
    Eni SpA, Sponsored ADR...............................    67,929    2,301,435
    Ferrari NV...........................................    35,703    4,445,434
#   Ferrari NV...........................................     4,494      567,592
*   Fiat Chrysler Automobiles NV.........................   558,471    9,556,489

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
ITALY -- (Continued)
*   Fiat Chrysler Automobiles NV.........................   154,804 $ 2,664,177
    FinecoBank Banca Fineco SpA..........................   208,920   2,271,788
    Intesa Sanpaolo SpA.................................. 3,243,814   7,422,246
    Leonardo SpA.........................................   186,398   1,806,205
    Mediobanca Banca di Credito Finanziario SpA..........   335,049   2,919,868
    Moncler SpA..........................................    92,284   3,473,077
    Poste Italiane SpA...................................   185,895   1,600,871
    Prysmian SpA.........................................    12,058     259,045
    Recordati SpA........................................    32,606   1,181,523
    Snam SpA.............................................   622,365   2,971,997
*   Telecom Italia SpA................................... 6,106,646   3,397,767
*   Telecom Italia SpA, Sponsored ADR....................    78,565     431,322
    Tenaris SA...........................................    33,701     423,325
#   Tenaris SA, ADR......................................    19,881     496,429
    Terna Rete Elettrica Nazionale SpA...................   453,423   2,794,473
    UniCredit SpA........................................   449,007   5,190,731
    UnipolSai Assicurazioni SpA..........................   435,045   1,085,951
                                                                    -----------
TOTAL ITALY..............................................            99,485,540
                                                                    -----------
JAPAN -- (23.1%)
    ABC-Mart, Inc........................................     8,200     471,113
    Acom Co., Ltd........................................   139,900     490,459
#   Advantest Corp.......................................    70,600   1,615,787
    Aeon Co., Ltd........................................   219,700   4,471,388
    Aeon Delight Co., Ltd................................     8,400     311,911
    AEON Financial Service Co., Ltd......................    70,400   1,365,295
    Aeon Mall Co., Ltd...................................    38,848     645,758
    AGC, Inc.............................................   113,800   3,856,716
    Aica Kogyo Co., Ltd..................................    21,600     759,417
    Ain Holdings, Inc....................................    15,200   1,112,868
    Air Water, Inc.......................................   118,500   1,976,974
    Aisin Seiki Co., Ltd.................................    72,300   2,858,352
    Ajinomoto Co., Inc...................................   161,000   2,787,661
    Alfresa Holdings Corp................................    56,300   1,551,703
    Alps Alpine Co., Ltd.................................   130,200   2,744,701
    Amada Holdings Co., Ltd..............................   125,300   1,261,128
    ANA Holdings, Inc....................................    30,900   1,138,968
    Anritsu Corp.........................................    32,400     577,610
    Aozora Bank, Ltd.....................................    47,200   1,453,775
    Ariake Japan Co., Ltd................................     6,600     400,686
    Asahi Group Holdings, Ltd............................   104,500   4,377,447
    Asahi Intecc Co., Ltd................................    27,400   1,192,506
    Asahi Kasei Corp.....................................   450,700   4,945,264
    Asics Corp...........................................    66,700     965,484
    Astellas Pharma, Inc.................................   445,675   6,613,025
    Azbil Corp...........................................    45,400     954,590
    Bandai Namco Holdings, Inc...........................    70,000   3,092,368
    Bank of Kyoto, Ltd. (The)............................    29,488   1,253,531
    Benefit One, Inc.....................................    13,100     443,403
    Benesse Holdings, Inc................................    28,100     733,624
    Bic Camera, Inc......................................    61,500     723,132
    Bridgestone Corp.....................................   213,813   8,229,958
    Brother Industries, Ltd..............................   150,300   2,536,457
    Calbee, Inc..........................................    24,500     788,950
    Canon Marketing Japan, Inc...........................    25,900     501,661
#   Canon, Inc., Sponsored ADR...........................    46,918   1,352,646
    Canon, Inc...........................................   222,800   6,407,775
    Capcom Co., Ltd......................................    44,300     953,566
#   Casio Computer Co., Ltd..............................    81,000   1,077,264

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Central Japan Railway Co.............................  36,845 $7,963,024
    Chiba Bank, Ltd. (The)............................... 254,137  1,546,960
    Chiyoda Corp.........................................  29,300     89,022
    Chubu Electric Power Co., Inc........................ 154,800  2,450,258
    Chugai Pharmaceutical Co., Ltd.......................  42,900  2,533,092
    Chugoku Bank, Ltd. (The).............................  85,500    784,998
#   Chugoku Electric Power Co., Inc. (The)...............  73,000    998,947
    Citizen Watch Co., Ltd............................... 164,600    878,615
    Coca-Cola Bottlers Japan Holdings, Inc...............  55,000  1,698,851
    Colowide Co., Ltd....................................   8,500    184,722
    COMSYS Holdings Corp.................................  47,500  1,240,861
    Concordia Financial Group, Ltd....................... 445,700  1,838,359
#   Cosmo Energy Holdings Co., Ltd.......................  61,300  1,387,805
    Cosmos Pharmaceutical Corp...........................   2,500    478,617
    Credit Saison Co., Ltd...............................  88,000  1,159,582
    CyberAgent, Inc......................................  32,100  1,039,700
    Dai Nippon Printing Co., Ltd......................... 102,000  2,360,791
    Daicel Corp.......................................... 154,200  1,617,300
    Daido Steel Co., Ltd.................................  18,500    773,339
#   Daifuku Co., Ltd.....................................  26,849  1,349,322
    Dai-ichi Life Holdings, Inc.......................... 235,365  3,821,619
    Daiichi Sankyo Co., Ltd..............................  90,746  3,147,785
    Daiichikosho Co., Ltd................................  27,200  1,284,935
    Daikin Industries, Ltd...............................  71,800  7,771,713
#   Daio Paper Corp......................................  52,700    677,179
    Daito Trust Construction Co., Ltd....................  21,300  2,958,402
    Daiwa House Industry Co., Ltd........................ 223,500  7,246,167
    Daiwa Securities Group, Inc.......................... 676,300  3,372,881
    DeNA Co., Ltd........................................  52,700    932,478
    Denka Co., Ltd.......................................  67,600  2,174,573
    Denso Corp........................................... 116,400  5,354,012
    Dentsu, Inc..........................................  45,582  2,162,139
    Descente, Ltd........................................     700     14,576
    DIC Corp.............................................  65,500  2,099,856
    Disco Corp...........................................  11,100  1,647,853
    DMG Mori Co., Ltd....................................  39,100    532,251
    Don Quijote Holdings Co., Ltd........................  26,100  1,517,745
    Dowa Holdings Co., Ltd...............................  33,440  1,071,353
    East Japan Railway Co................................  83,800  7,764,041
    Ebara Corp...........................................  56,700  1,565,008
    Eisai Co., Ltd.......................................  34,900  2,709,862
    Electric Power Development Co., Ltd..................  34,500    862,891
    en-japan, Inc........................................  14,300    537,831
    Ezaki Glico Co., Ltd.................................  24,300  1,212,674
#   FamilyMart UNY Holdings Co., Ltd.....................  13,486  1,579,761
    Fancl Corp...........................................  13,900    300,409
    FANUC Corp...........................................  35,100  5,969,865
    Fast Retailing Co., Ltd..............................  16,300  7,480,172
    FP Corp..............................................  11,000    624,933
    Fuji Electric Co., Ltd...............................  70,000  2,163,346
    Fuji Media Holdings, Inc.............................  21,500    318,100
    Fuji Oil Holdings, Inc...............................  23,100    728,847
    Fuji Seal International, Inc.........................  24,100    800,625
    FUJIFILM Holdings Corp...............................  79,600  3,420,105
    Fujitsu General, Ltd.................................   1,300     16,729
    Fujitsu, Ltd.........................................  90,944  6,103,741
    Fukuoka Financial Group, Inc.........................  59,600  1,316,708
    Fukuyama Transporting Co., Ltd.......................  16,207    651,805
    Furukawa Electric Co., Ltd...........................  68,817  2,064,123

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
    Fuyo General Lease Co., Ltd..........................   2,900 $   144,865
    Glory, Ltd...........................................  27,200     675,747
    GMO internet, Inc....................................  18,500     249,968
    GMO Payment Gateway, Inc.............................  15,400     797,151
    Goldwin, Inc.........................................   5,500     541,663
    GS Yuasa Corp........................................  37,500     782,744
*   GungHo Online Entertainment, Inc..................... 186,200     439,645
    Gunma Bank, Ltd. (The)............................... 169,400     746,653
    H2O Retailing Corp...................................  49,800     700,871
    Hachijuni Bank, Ltd. (The)........................... 212,800     942,267
    Hakuhodo DY Holdings, Inc............................  83,100   1,278,893
    Hamamatsu Photonics KK...............................  28,600   1,024,042
    Hankyu Hanshin Holdings, Inc.........................  96,100   3,430,259
#   Harmonic Drive Systems, Inc..........................  12,100     425,136
    Haseko Corp.......................................... 259,100   2,873,767
    Heiwa Corp...........................................  32,400     684,563
    Hikari Tsushin, Inc..................................   6,000     961,700
    Hino Motors, Ltd..................................... 154,800   1,554,194
    Hirose Electric Co., Ltd.............................  10,600   1,138,557
    Hiroshima Bank, Ltd. (The)........................... 140,000     810,352
    HIS Co., Ltd.........................................  16,200     612,593
    Hisamitsu Pharmaceutical Co., Inc....................   9,900     506,980
    Hitachi Capital Corp.................................  54,600   1,244,360
    Hitachi Chemical Co., Ltd............................  71,500   1,179,368
    Hitachi Construction Machinery Co., Ltd..............  75,800   1,925,075
    Hitachi High-Technologies Corp.......................  27,165     981,745
    Hitachi Metals, Ltd.................................. 129,400   1,455,751
    Hitachi Transport System, Ltd........................  26,015     726,500
    Hitachi, Ltd......................................... 313,415   9,859,558
    Hitachi, Ltd., ADR...................................  30,119   1,895,389
    Hokuhoku Financial Group, Inc........................  24,800     284,296
*   Hokuriku Electric Power Co...........................  67,800     596,773
    Honda Motor Co., Ltd., Sponsored ADR.................  87,648   2,635,575
    Honda Motor Co., Ltd................................. 389,069  11,680,611
    Horiba, Ltd..........................................  28,900   1,422,586
    Hoshizaki Corp.......................................   9,600     681,725
    House Foods Group, Inc...............................  27,800     967,854
    Hoya Corp............................................ 116,700   6,772,959
#   Hulic Co., Ltd.......................................  70,100     646,841
    Ibiden Co., Ltd......................................  66,300     966,502
    Ichigo, Inc.......................................... 136,400     471,673
#   Idemitsu Kosan Co., Ltd.............................. 112,800   3,980,421
    IHI Corp.............................................  97,800   3,097,482
    Iida Group Holdings Co., Ltd.........................  62,550   1,138,337
    Inpex Corp........................................... 225,517   2,167,764
    Isetan Mitsukoshi Holdings, Ltd...................... 137,980   1,420,009
    Isuzu Motors, Ltd.................................... 237,193   3,528,328
    Ito En, Ltd..........................................  19,100     852,067
    ITOCHU Corp.......................................... 339,500   6,227,855
    Itochu Techno-Solutions Corp.........................  28,200     588,162
    Itoham Yonekyu Holdings, Inc.........................  71,000     451,702
    Iwatani Corp.........................................  17,400     594,844
    Iyo Bank, Ltd. (The)................................. 127,800     706,209
    Izumi Co., Ltd.......................................  17,700     892,499
    J Front Retailing Co., Ltd........................... 106,100   1,216,146
    Japan Airlines Co., Ltd..............................  35,100   1,277,937
    Japan Airport Terminal Co., Ltd......................  19,600     750,997
    Japan Exchange Group, Inc............................ 167,200   2,944,170
    Japan Post Holdings Co., Ltd......................... 352,090   4,328,246

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Japan Steel Works, Ltd. (The)........................     3,600 $    66,616
    Japan Tobacco, Inc...................................   327,600   8,293,433
    JCR Pharmaceuticals Co., Ltd.........................     3,900     202,969
    JFE Holdings, Inc....................................   222,908   3,929,290
    JGC Corp.............................................    78,300   1,201,325
    JSR Corp.............................................    86,800   1,403,419
    JTEKT Corp...........................................   149,660   1,943,809
    JXTG Holdings, Inc................................... 1,427,770   7,798,664
    Kagome Co., Ltd......................................    22,600     603,114
    Kajima Corp..........................................   272,500   3,876,220
    Kakaku.com, Inc......................................    38,000     667,120
    Kaken Pharmaceutical Co., Ltd........................    17,500     826,725
    Kamigumi Co., Ltd....................................    54,400   1,204,313
    Kandenko Co., Ltd....................................    50,400     473,453
    Kaneka Corp..........................................    34,800   1,360,499
    Kansai Electric Power Co., Inc. (The)................   178,800   2,721,606
    Kansai Paint Co., Ltd................................    54,100     949,293
    Kao Corp.............................................   150,900  10,668,379
    Kawasaki Heavy Industries, Ltd.......................   105,200   2,650,371
*   Kawasaki Kisen Kaisha, Ltd...........................    24,700     322,315
    KDDI Corp............................................   604,200  15,095,712
    Keihan Holdings Co., Ltd.............................    48,900   2,016,492
    Keikyu Corp..........................................    70,300   1,197,355
    Keio Corp............................................    26,400   1,516,612
    Keisei Electric Railway Co., Ltd.....................    27,700     878,229
    Kewpie Corp..........................................    48,000   1,090,932
    Keyence Corp.........................................    24,202  12,454,714
    Kikkoman Corp........................................    20,100   1,069,317
    Kinden Corp..........................................    60,200     988,881
    Kintetsu Group Holdings Co., Ltd.....................    43,128   1,882,249
    Kirin Holdings Co., Ltd..............................   266,000   6,350,449
    Kobayashi Pharmaceutical Co., Ltd....................    10,200     648,245
    Kobe Bussan Co., Ltd.................................    12,500     388,227
    Kobe Steel, Ltd......................................   276,592   2,221,927
    Koei Tecmo Holdings Co., Ltd.........................    15,140     253,988
    Koito Manufacturing Co., Ltd.........................    42,600   2,565,528
    Kokuyo Co., Ltd......................................    42,000     613,333
    Komatsu, Ltd.........................................   325,800   8,579,006
    Konami Holdings Corp.................................    28,300   1,299,735
    Konica Minolta, Inc..................................   338,900   3,412,386
    Kose Corp............................................     9,390   1,378,427
    K's Holdings Corp....................................   100,256     998,908
    Kubota Corp..........................................   213,200   3,380,085
    Kuraray Co., Ltd.....................................   196,200   3,017,287
    Kurita Water Industries, Ltd.........................    59,600   1,515,227
    Kusuri no Aoki Holdings Co., Ltd.....................     6,500     431,340
    Kyocera Corp.........................................    69,915   3,937,803
    Kyoritsu Maintenance Co., Ltd........................    14,200     648,586
    Kyowa Exeo Corp......................................    37,700     926,600
    Kyowa Hakko Kirin Co., Ltd...........................    45,400     870,400
    Kyudenko Corp........................................    22,400     805,305
    Kyushu Electric Power Co., Inc.......................    99,400   1,231,702
    Kyushu Financial Group, Inc..........................   176,900     720,642
    Kyushu Railway Co....................................    32,400   1,106,212
#   Lawson, Inc..........................................    20,000   1,232,833
#*  LINE Corp............................................     9,300     334,872
    Lintec Corp..........................................    21,400     473,889
    Lion Corp............................................    49,100   1,023,292
    LIXIL Group Corp.....................................   133,640   1,968,090

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
JAPAN -- (Continued)
    M3, Inc..............................................   132,200 $1,913,327
    Mabuchi Motor Co., Ltd...............................    21,900    768,144
    Maeda Corp...........................................    93,300    921,717
    Maeda Road Construction Co., Ltd.....................    34,600    673,664
    Makita Corp., Sponsored ADR..........................     2,260     80,083
    Makita Corp..........................................    43,500  1,541,284
    Marubeni Corp........................................   348,100  2,713,299
    Maruha Nichiro Corp..................................    22,700    773,875
    Marui Group Co., Ltd.................................    63,900  1,297,487
    Maruichi Steel Tube, Ltd.............................    24,700    793,368
    Matsui Securities Co., Ltd...........................    55,300    594,162
    Matsumotokiyoshi Holdings Co., Ltd...................    19,200    593,130
    Mazda Motor Corp.....................................   256,699  2,840,948
    McDonald's Holdings Co. Japan, Ltd...................    16,800    743,559
    Mebuki Financial Group, Inc..........................   429,049  1,202,970
    Medipal Holdings Corp................................    56,150  1,296,005
    Megmilk Snow Brand Co., Ltd..........................    25,900    687,273
    MEIJI Holdings Co., Ltd..............................    45,512  3,519,218
    Minebea Mitsumi, Inc.................................   152,500  2,508,481
    MISUMI Group, Inc....................................    70,400  1,611,390
    Mitsubishi Chemical Holdings Corp....................   496,290  4,264,884
    Mitsubishi Corp......................................   296,600  8,692,817
    Mitsubishi Electric Corp.............................   473,900  5,963,219
    Mitsubishi Estate Co., Ltd...........................   302,053  5,349,805
    Mitsubishi Gas Chemical Co., Inc.....................   109,200  1,727,177
    Mitsubishi Heavy Industries, Ltd.....................    64,000  2,474,600
    Mitsubishi Logistics Corp............................    28,600    732,709
    Mitsubishi Materials Corp............................    65,500  1,874,976
    Mitsubishi Motors Corp...............................   290,799  1,806,785
    Mitsubishi Tanabe Pharma Corp........................    79,600  1,247,060
#   Mitsubishi UFJ Financial Group, Inc., Sponsored ADR.. 1,275,950  6,864,611
    Mitsubishi UFJ Financial Group, Inc.................. 1,315,772  7,057,693
    Mitsubishi UFJ Lease & Finance Co., Ltd..............   368,600  1,886,825
    Mitsui & Co., Ltd., Sponsored ADR....................     2,528    824,773
    Mitsui & Co., Ltd....................................   313,655  5,124,470
    Mitsui Chemicals, Inc................................   116,600  2,927,242
    Mitsui Fudosan Co., Ltd..............................   184,700  4,487,259
    Mitsui OSK Lines, Ltd................................    70,700  1,766,507
    Miura Co., Ltd.......................................    25,200    628,640
    Mixi, Inc............................................    40,200  1,019,077
    Mizuho Financial Group, Inc.......................... 4,733,530  7,769,414
#   Mizuho Financial Group, Inc., ADR....................   269,746    855,095
    Mochida Pharmaceutical Co., Ltd......................     4,500    399,036
    MonotaRO Co., Ltd....................................    38,200    815,683
    Morinaga & Co., Ltd..................................    19,499    801,477
    MS&AD Insurance Group Holdings, Inc..................   104,495  3,093,423
    Murata Manufacturing Co., Ltd........................    46,500  6,985,034
    Nabtesco Corp........................................    55,700  1,473,650
    Nagase & Co., Ltd....................................    53,200    778,671
    Nagoya Railroad Co., Ltd.............................    45,300  1,198,863
    Nakanishi, Inc.......................................    22,800    391,882
    Nankai Electric Railway Co., Ltd.....................    41,500  1,111,367
    NEC Corp.............................................   132,455  4,451,132
*   Nexon Co., Ltd.......................................    92,400  1,405,724
    NGK Insulators, Ltd..................................   110,500  1,699,309
    NGK Spark Plug Co., Ltd..............................    91,200  1,964,988
    NH Foods, Ltd........................................    44,300  1,753,015
    NHK Spring Co., Ltd..................................   146,500  1,359,143
    Nichirei Corp........................................    41,400  1,122,573

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Nidec Corp...........................................  52,100 $6,265,446
#   Nidec Corp., Sponsored ADR...........................  29,143    875,164
    Nifco, Inc...........................................  54,600  1,328,916
    Nihon Kohden Corp....................................  26,200    825,458
    Nihon M&A Center, Inc................................  69,700  1,747,289
    Nihon Unisys, Ltd....................................  39,000    932,255
    Nikkon Holdings Co., Ltd.............................  34,000    856,264
    Nikon Corp........................................... 132,400  2,263,831
    Nintendo Co., Ltd....................................  20,100  6,096,087
    Nippo Corp...........................................  28,200    538,309
    Nippon Electric Glass Co., Ltd.......................  46,000  1,281,037
    Nippon Express Co., Ltd..............................  43,900  2,778,040
    Nippon Gas Co., Ltd..................................  17,500    643,797
    Nippon Kayaku Co., Ltd...............................  74,100    933,038
#   Nippon Paint Holdings Co., Ltd.......................  30,400  1,020,244
#   Nippon Paper Industries Co., Ltd.....................  61,500  1,205,903
    Nippon Shinyaku Co., Ltd.............................   6,400    406,723
    Nippon Shokubai Co., Ltd.............................  15,200  1,007,527
    Nippon Steel & Sumitomo Metal Corp................... 179,842  3,330,371
    Nippon Suisan Kaisha, Ltd............................ 247,400  1,528,140
    Nippon Telegraph & Telephone Corp.................... 176,700  7,596,009
    Nippon Yusen K.K.....................................  99,600  1,667,509
#   Nipro Corp........................................... 128,000  1,717,768
    Nishi-Nippon Financial Holdings, Inc.................   8,900     80,272
#   Nishi-Nippon Railroad Co., Ltd.......................  22,900    585,085
    Nissan Chemical Corp.................................  33,200  1,765,211
    Nissan Motor Co., Ltd................................ 884,100  7,550,210
    Nisshin Seifun Group, Inc............................  43,270    873,188
    Nisshinbo Holdings, Inc..............................  68,200    594,983
    Nissin Foods Holdings Co., Ltd.......................  13,200    840,347
    Nitori Holdings Co., Ltd.............................  22,300  2,903,897
    Nitto Denko Corp.....................................  98,800  5,588,644
    Noevir Holdings Co., Ltd.............................   2,800    119,883
    NOF Corp.............................................  33,800  1,114,337
    NOK Corp.............................................  48,980    791,069
    Nomura Holdings, Inc................................. 493,600  1,927,420
#   Nomura Holdings, Inc., Sponsored ADR................. 329,370  1,238,431
    Nomura Real Estate Holdings, Inc.....................  62,500  1,213,849
    Nomura Research Institute, Ltd.......................  34,078  1,394,541
    NS Solutions Corp....................................  13,100    345,052
    NSK, Ltd............................................. 209,553  2,043,933
    NTN Corp............................................. 389,400  1,279,616
    NTT Data Corp........................................ 194,600  2,319,866
    NTT DOCOMO, Inc...................................... 366,428  8,804,088
    Obayashi Corp........................................ 330,500  3,144,798
    OBIC Business Consultants Co., Ltd...................   3,600    133,095
    Obic Co., Ltd........................................  13,300  1,260,416
    Odakyu Electric Railway Co., Ltd.....................  67,700  1,521,295
    Oji Holdings Corp.................................... 481,800  2,789,905
    Olympus Corp.........................................  92,700  3,802,650
    Omron Corp...........................................  67,800  2,784,427
    Ono Pharmaceutical Co., Ltd..........................  55,400  1,210,271
    Open House Co., Ltd..................................  19,700    824,875
    Oracle Corp..........................................  12,300    896,167
#   Orient Corp.......................................... 208,000    244,927
    Oriental Land Co., Ltd...............................  37,000  3,793,752
    ORIX Corp............................................ 520,500  7,851,125
    Osaka Gas Co., Ltd...................................  91,400  1,809,574
    OSG Corp.............................................  38,200    781,839

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
    Otsuka Corp..........................................  27,600 $   893,358
    Otsuka Holdings Co., Ltd.............................  66,700   2,735,732
    PALTAC Corp..........................................  13,800     665,047
    Panasonic Corp....................................... 799,187   7,825,815
#   Panasonic Corp., Sponsored ADR....................... 106,991   1,054,931
#   Park24 Co., Ltd......................................  33,700     804,175
#*  PeptiDream, Inc......................................  13,000     555,298
    Persol Holdings Co., Ltd.............................  53,400     950,829
#   Pigeon Corp..........................................  37,500   1,470,277
    Pilot Corp...........................................  15,100     737,074
    Pola Orbis Holdings, Inc.............................  23,800     711,849
*   Rakuten, Inc......................................... 378,913   2,860,712
    Recruit Holdings Co., Ltd............................ 331,400   8,894,945
    Relo Group, Inc......................................  37,500     989,780
*   Renesas Electronics Corp............................. 550,000   3,171,018
    Rengo Co., Ltd....................................... 115,100   1,007,558
    Resona Holdings, Inc................................. 511,100   2,582,375
    Resorttrust, Inc.....................................  23,500     329,445
    Ricoh Co., Ltd....................................... 292,900   3,120,228
    Rinnai Corp..........................................  15,500   1,026,268
    Rohm Co., Ltd........................................  31,062   2,192,343
    Rohto Pharmaceutical Co., Ltd........................  28,400     765,749
    Ryohin Keikaku Co., Ltd..............................   7,700   1,835,211
#*  SanBio Co., Ltd......................................   5,100     339,950
    Sankyo Co., Ltd......................................  19,400     751,867
    Sankyu, Inc..........................................  32,600   1,589,103
    Sanrio Co., Ltd......................................  11,800     244,358
    Santen Pharmaceutical Co., Ltd.......................  76,500   1,058,180
    Sanwa Holdings Corp.................................. 103,500   1,189,268
#   Sapporo Holdings, Ltd................................  47,800   1,091,539
    Sawai Pharmaceutical Co., Ltd........................  22,000   1,133,704
    SBI Holdings, Inc.................................... 104,950   2,241,919
    SCREEN Holdings Co., Ltd.............................  36,100   1,546,819
    SCSK Corp............................................  18,100     732,407
    Secom Co., Ltd.......................................  43,400   3,633,532
    Sega Sammy Holdings, Inc.............................  67,248     947,731
    Seibu Holdings, Inc.................................. 120,000   2,084,743
    Seiko Epson Corp..................................... 161,900   2,519,972
    Seino Holdings Co., Ltd..............................  74,000   1,023,035
    Sekisui Chemical Co., Ltd............................ 222,100   3,447,327
#   Sekisui House, Ltd................................... 318,460   4,759,510
    Seria Co., Ltd.......................................  19,600     605,581
    Seven & I Holdings Co., Ltd.......................... 241,576  10,518,939
    Seven Bank, Ltd...................................... 320,700     955,309
    Sharp Corp...........................................  46,399     493,995
    Shikoku Electric Power Co., Inc......................  60,700     769,198
    Shimadzu Corp........................................  44,800   1,030,287
    Shimamura Co., Ltd...................................  12,354   1,069,804
    Shimano, Inc.........................................  14,400   2,020,553
    Shimizu Corp......................................... 220,700   1,878,200
    Shin-Etsu Chemical Co., Ltd..........................  74,800   6,306,881
    Shinsei Bank, Ltd....................................  85,500   1,157,598
    Shionogi & Co., Ltd..................................  66,600   4,107,733
    Ship Healthcare Holdings, Inc........................  24,000     907,718
    Shiseido Co., Ltd.................................... 115,900   6,894,511
    Shizuoka Bank, Ltd. (The)............................ 178,370   1,492,475
    SHO-BOND Holdings Co., Ltd...........................   6,000     423,981
    Showa Denko K.K......................................  91,900   3,086,696
    Showa Shell Sekiyu K.K...............................  77,900   1,160,649

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Skylark Holdings Co., Ltd............................   107,800 $ 1,795,919
    SMC Corp.............................................    11,700   3,861,551
    SoftBank Group Corp..................................   328,988  25,912,320
    Sohgo Security Services Co., Ltd.....................    23,800   1,038,861
    Sojitz Corp..........................................   478,000   1,837,784
    Sompo Holdings, Inc..................................    67,440   2,542,770
    Sony Corp............................................   377,500  18,915,366
    Sony Corp., Sponsored ADR............................    25,884   1,297,306
    Sony Financial Holdings, Inc.........................    38,100     724,997
    Sotetsu Holdings, Inc................................    28,644     857,629
    Square Enix Holdings Co., Ltd........................    20,300     673,644
    Stanley Electric Co., Ltd............................    78,400   2,277,130
    Subaru Corp..........................................   205,986   4,836,975
    Sugi Holdings Co., Ltd...............................    17,500     726,565
    SUMCO Corp...........................................   222,100   3,092,348
    Sumitomo Bakelite Co., Ltd...........................    19,500     727,073
    Sumitomo Chemical Co., Ltd........................... 1,074,148   5,603,384
    Sumitomo Corp........................................   247,500   3,832,172
    Sumitomo Dainippon Pharma Co., Ltd...................    58,500   1,377,321
    Sumitomo Electric Industries, Ltd....................   229,500   3,269,995
#   Sumitomo Forestry Co., Ltd...........................   122,300   1,595,165
    Sumitomo Heavy Industries, Ltd.......................    67,200   2,279,634
    Sumitomo Metal Mining Co., Ltd.......................    84,936   2,456,594
    Sumitomo Mitsui Financial Group, Inc.................   293,140  10,905,385
    Sumitomo Mitsui Trust Holdings, Inc..................    72,440   2,743,992
    Sumitomo Osaka Cement Co., Ltd.......................    21,400     949,499
    Sumitomo Realty & Development Co., Ltd...............    82,700   3,158,302
    Sumitomo Rubber Industries, Ltd......................   179,200   2,490,913
    Sundrug Co., Ltd.....................................    22,200     710,451
    Suntory Beverage & Food, Ltd.........................    41,800   1,850,764
    Suzuken Co., Ltd.....................................    23,608   1,239,551
    Suzuki Motor Corp....................................   109,300   5,707,705
    Sysmex Corp..........................................    47,700   2,659,121
    T&D Holdings, Inc....................................   231,900   2,878,825
    Taiheiyo Cement Corp.................................    76,800   2,636,830
    Taisei Corp..........................................   110,700   5,212,018
    Taisho Pharmaceutical Holdings Co., Ltd..............     8,900     903,965
    Taiyo Nippon Sanso Corp..............................    67,200   1,064,954
    Taiyo Yuden Co., Ltd.................................   106,000   1,867,915
    Takara Bio, Inc......................................     9,500     215,543
    Takara Holdings, Inc.................................    42,900     491,450
    Takashimaya Co., Ltd.................................    78,600   1,068,162
*   Takeda Pharmaceutical Co, Ltd., Sponsored ADR........    77,806   1,553,776
    Takeda Pharmaceutical Co., Ltd.......................   267,352  10,793,866
    TDK Corp.............................................    78,334   6,199,037
    TechnoPro Holdings, Inc..............................    17,600     924,890
    Teijin, Ltd..........................................   186,000   3,214,615
    Terumo Corp..........................................    90,100   5,143,994
    THK Co., Ltd.........................................    69,000   1,648,464
    TIS, Inc.............................................    26,100   1,174,878
    Tobu Railway Co., Ltd................................    44,800   1,265,255
    Toda Corp............................................   116,900     747,555
    Toei Co., Ltd........................................     3,100     381,492
    Toho Co., Ltd........................................    25,600     933,867
    Toho Gas Co., Ltd....................................    16,400     704,420
#   Toho Holdings Co., Ltd...............................    26,000     636,876
    Tohoku Electric Power Co., Inc.......................   106,900   1,449,306
#   Tokai Carbon Co., Ltd................................   108,800   1,493,628
    Tokai Rika Co., Ltd..................................    39,100     695,679

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
    Tokio Marine Holdings, Inc........................... 133,581 $ 6,540,886
    Tokuyama Corp........................................  17,100     399,102
    Tokyo Broadcasting System Holdings, Inc..............  17,600     305,482
    Tokyo Century Corp...................................  30,000   1,404,566
*   Tokyo Electric Power Co. Holdings, Inc............... 341,100   2,099,450
#   Tokyo Electron, Ltd..................................  47,700   6,965,184
    Tokyo Gas Co., Ltd...................................  94,000   2,471,750
    Tokyo Tatemono Co., Ltd.............................. 125,819   1,529,933
    Tokyu Corp........................................... 116,517   1,994,146
    Tokyu Fudosan Holdings Corp.......................... 341,400   1,859,961
    Topcon Corp..........................................  25,900     349,277
    Toppan Printing Co., Ltd............................. 104,000   1,704,457
    Toray Industries, Inc................................ 450,893   3,341,610
    Toshiba Corp.........................................  41,200   1,304,668
    Toshiba Plant Systems & Services Corp................  30,000     564,294
    Tosoh Corp........................................... 196,200   2,786,539
    TOTO, Ltd............................................  47,400   1,840,748
    Toyo Seikan Group Holdings, Ltd......................  64,000   1,440,600
    Toyo Suisan Kaisha, Ltd..............................  27,900   1,004,345
    Toyo Tire & Rubber Co., Ltd..........................  94,900   1,334,060
    Toyoda Gosei Co., Ltd................................  60,400   1,321,485
    Toyota Boshoku Corp..................................  57,300     932,622
    Toyota Industries Corp...............................  32,000   1,585,314
    Toyota Motor Corp., Sponsored ADR....................  88,432  10,892,169
    Toyota Motor Corp.................................... 669,423  41,203,044
    Toyota Tsusho Corp...................................  60,760   1,932,516
*   Trend Micro, Inc., Sponsored ADR.....................     777      41,919
*   Trend Micro, Inc.....................................  37,700   2,005,898
    Trusco Nakayama Corp.................................  11,600     306,104
    TS Tech Co., Ltd.....................................  38,200   1,149,317
    Tsumura & Co.........................................  25,300     738,025
    Tsuruha Holdings, Inc................................  10,500     971,943
    TV Asahi Holdings Corp...............................  13,100     242,585
    Ube Industries, Ltd..................................  93,655   2,117,804
    Ulvac, Inc...........................................  38,000   1,253,506
    Unicharm Corp........................................ 122,600   3,794,176
    Universal Entertainment Corp.........................  13,700     412,280
    USS Co., Ltd.........................................  62,300   1,090,851
    Wacoal Holdings Corp.................................  21,000     569,459
    Welcia Holdings Co., Ltd.............................  14,200     538,603
    West Japan Railway Co................................  41,900   3,060,213
    Workman Co., Ltd.....................................   2,700     196,641
    Yahoo Japan Corp..................................... 652,500   1,763,676
    Yakult Honsha Co., Ltd...............................  20,600   1,374,795
#   Yamada Denki Co., Ltd................................ 249,000   1,226,198
    Yamaguchi Financial Group, Inc....................... 107,100   1,088,706
    Yamaha Corp..........................................  30,100   1,317,283
    Yamaha Motor Co., Ltd................................ 188,800   4,046,676
    Yamato Holdings Co., Ltd.............................  76,800   2,046,373
    Yamato Kogyo Co., Ltd................................  16,900     441,330
    Yamazaki Baking Co., Ltd.............................  64,600   1,268,904
    Yaoko Co., Ltd.......................................   9,300     487,611
#   Yaskawa Electric Corp................................  75,100   2,125,543
    Yokogawa Electric Corp...............................  56,300   1,048,484
    Yokohama Rubber Co., Ltd. (The)...................... 101,500   2,152,903
    Zenkoku Hosho Co., Ltd...............................  31,700   1,111,505
    Zensho Holdings Co., Ltd.............................  40,100     926,489
    Zeon Corp............................................ 125,900   1,294,428

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES      VALUE>>
                                                          --------- --------------
JAPAN -- (Continued)
    ZOZO, Inc............................................    59,700 $    1,208,007
                                                                    --------------
TOTAL JAPAN..............................................            1,153,379,988
                                                                    --------------
NETHERLANDS -- (3.0%)
    ABN AMRO Group NV....................................   188,682      4,704,966
#   Aegon NV.............................................   727,923      3,750,069
#   Aegon NV.............................................    26,693        138,004
    Akzo Nobel NV........................................    74,601      6,420,700
*   Altice Europe NV.....................................    86,986        177,438
*   Altice Europe NV, Class B............................    19,902         40,769
    ArcelorMittal........................................   178,561      4,124,264
#   ArcelorMittal........................................   176,783      4,154,415
    ASML Holding NV......................................    41,966      7,338,444
#   ASML Holding NV......................................    72,351     12,663,596
    ASR Nederland NV.....................................    94,476      3,984,821
*   Coca-Cola European Partners P.L.C....................    85,635      4,018,602
*   Gemalto NV...........................................    23,550      1,365,737
*   Gemalto NV...........................................     2,377        137,831
    GrandVision NV.......................................    34,276        764,215
    Heineken NV..........................................    79,797      7,167,289
    ING Groep NV, Sponsored ADR..........................   146,149      1,734,789
    ING Groep NV.........................................   705,398      8,370,117
    Koninklijke Ahold Delhaize NV........................   359,244      9,464,678
    Koninklijke DSM NV...................................    89,649      8,383,627
    Koninklijke KPN NV................................... 1,783,605      5,483,193
    Koninklijke Philips NV...............................   113,243      4,464,613
    Koninklijke Philips NV...............................   104,323      4,113,456
    Koninklijke Vopak NV.................................    42,501      2,159,863
    NN Group NV..........................................   127,370      5,378,497
*   OCI NV...............................................    22,123        467,849
    Randstad NV..........................................    84,863      4,090,773
#   Unilever NV..........................................   225,650     12,074,531
    Unilever NV..........................................   268,265     14,365,638
    Wolters Kluwer NV....................................   105,633      6,569,415
                                                                    --------------
TOTAL NETHERLANDS........................................              148,072,199
                                                                    --------------
NEW ZEALAND -- (0.3%)
*   a2 Milk Co., Ltd.....................................   223,504      1,965,606
    Air New Zealand, Ltd.................................   599,167      1,165,191
    Auckland International Airport, Ltd..................   273,707      1,393,057
    Contact Energy, Ltd..................................   214,380        897,001
    EBOS Group, Ltd......................................    53,209        797,746
    Fisher & Paykel Healthcare Corp., Ltd................   154,697      1,346,330
#*  Fletcher Building, Ltd...............................   347,131      1,200,007
#   Fonterra Co-operative Group, Ltd.....................    22,004         72,128
    Genesis Energy, Ltd..................................    18,017         33,193
    Mainfreight, Ltd.....................................    26,878        585,631
    Mercury NZ, Ltd......................................   182,060        444,900
    Meridian Energy, Ltd.................................   295,788        720,747
#   Port of Tauranga, Ltd................................   117,073        417,335
    Ryman Healthcare, Ltd................................   139,682      1,012,158
    SKYCITY Entertainment Group, Ltd.....................   144,558        384,192
    Spark New Zealand, Ltd...............................   746,338      2,098,027
#   Vector, Ltd..........................................    65,942        156,558
#   Z Energy, Ltd........................................   197,970        822,018
                                                                    --------------
TOTAL NEW ZEALAND........................................               15,511,825
                                                                    --------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
NORWAY -- (0.9%)
    Aker ASA, Class A....................................     9,345 $   657,799
    Aker BP ASA..........................................    43,699   1,456,064
    Austevoll Seafood ASA................................    65,976     842,543
    Bakkafrost P/F.......................................    21,267   1,105,585
    DNB ASA..............................................   204,922   3,637,206
    DNO ASA..............................................   106,773     205,367
    Entra ASA............................................    43,362     628,353
    Equinor ASA..........................................   406,618   9,297,802
    Equinor ASA, Sponsored ADR...........................    38,744     882,588
    Gjensidige Forsikring ASA............................    48,390     835,846
#   Golar LNG, Ltd.......................................     6,906     153,797
    Kongsberg Gruppen ASA................................    23,737     330,883
    Leroy Seafood Group ASA..............................    93,309     746,185
    Mowi ASA.............................................   131,417   2,903,074
    Norsk Hydro ASA......................................   717,871   3,328,068
    Orkla ASA............................................   258,440   2,088,795
    Salmar ASA...........................................    16,472     862,498
#   Schibsted ASA, Class A...............................    21,794     765,259
    Schibsted ASA, Class B...............................    22,179     704,180
    SpareBank 1 SR-Bank ASA..............................    91,820     994,067
    Storebrand ASA.......................................   240,978   1,846,820
    Subsea 7 SA..........................................   118,804   1,348,106
    Telenor ASA..........................................   230,518   4,364,151
    TGS NOPEC Geophysical Co. ASA........................    56,174   1,665,280
    Tomra Systems ASA....................................    35,649     926,219
    Yara International ASA...............................    36,728   1,518,744
                                                                    -----------
TOTAL NORWAY.............................................            44,095,279
                                                                    -----------
PORTUGAL -- (0.1%)
    EDP - Energias de Portugal SA........................   565,257   2,064,663
    EDP Renovaveis SA....................................    77,303     696,391
    Galp Energia SGPS SA.................................   209,752   3,277,272
#   Jeronimo Martins SGPS SA.............................   100,958   1,430,793
                                                                    -----------
TOTAL PORTUGAL...........................................             7,469,119
                                                                    -----------
SINGAPORE -- (1.2%)
    CapitaLand, Ltd...................................... 1,053,850   2,612,723
    City Developments, Ltd...............................   176,500   1,208,036
    ComfortDelGro Corp., Ltd.............................   855,100   1,483,798
    Dairy Farm International Holdings, Ltd...............   104,600     946,598
    DBS Group Holdings, Ltd..............................   357,589   6,373,148
    Frasers Property, Ltd................................    50,400      67,856
    Genting Singapore, Ltd............................... 1,890,600   1,549,376
    Golden Agri-Resources, Ltd........................... 2,747,000     518,392
    Great Eastern Holdings, Ltd..........................    13,000     252,706
    Hongkong Land Holdings, Ltd..........................   256,300   1,843,796
    Hutchison Port Holdings Trust........................ 1,640,600     411,504
    Jardine Cycle & Carriage, Ltd........................    35,710   1,003,463
    Keppel Corp., Ltd....................................   597,300   2,716,045
    Olam International, Ltd..............................   331,700     456,316
    Oversea-Chinese Banking Corp., Ltd...................   891,612   7,648,859
    SATS, Ltd............................................   354,536   1,278,959
#   Sembcorp Industries, Ltd............................. 1,058,020   2,041,152
#   Sembcorp Marine, Ltd.................................   304,700     363,656
    Singapore Airlines, Ltd..............................   441,800   3,173,886
    Singapore Exchange, Ltd..............................   277,700   1,579,117
#   Singapore Press Holdings, Ltd........................   855,000   1,597,154
    Singapore Technologies Engineering, Ltd..............   511,600   1,416,728

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
SINGAPORE -- (Continued)
    Singapore Telecommunications, Ltd.................... 1,955,450 $  4,396,645
    Singapore Telecommunications, Ltd....................   488,900    1,089,672
    StarHub, Ltd.........................................   134,400      178,107
    United Industrial Corp., Ltd.........................    92,395      205,145
    United Overseas Bank, Ltd............................   466,665    8,745,860
    UOL Group, Ltd.......................................   269,587    1,334,117
    Venture Corp., Ltd...................................   144,300    1,752,776
    Wilmar International, Ltd............................   413,700    1,024,634
                                                                    ------------
TOTAL SINGAPORE..........................................             59,270,224
                                                                    ------------
SOUTH AFRICA -- (0.0%)
    Nedbank Group, Ltd...................................    33,876      733,170
    Old Mutual, Ltd......................................   246,349      427,352
                                                                    ------------
TOTAL SOUTH AFRICA.......................................              1,160,522
                                                                    ------------
SPAIN -- (2.5%)
    ACS Actividades de Construccion y Servicios SA.......   101,537    4,202,009
    Aena SME SA..........................................    27,612    4,772,925
    Amadeus IT Group SA..................................   141,600   10,296,925
    Banco Bilbao Vizcaya Argentaria SA................... 1,385,901    8,225,529
#   Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR....   103,478      617,764
    Banco de Sabadell SA................................. 2,055,750    2,357,131
    Banco Santander SA................................... 4,086,961   19,382,954
#   Bankia SA............................................   633,682    1,847,166
    Bankinter SA.........................................   277,241    2,164,768
    CaixaBank SA......................................... 1,242,952    4,700,842
    Cellnex Telecom SA...................................    83,650    2,357,225
    Enagas SA............................................   136,292    3,972,632
    Endesa SA............................................   115,272    2,883,120
    Ferrovial SA.........................................   105,263    2,360,501
*   Fomento de Construcciones y Contratas SA.............     5,703       84,398
    Grifols SA...........................................   131,504    3,430,463
    Iberdrola S.A........................................ 1,943,230   16,061,727
    Iberdrola SA.........................................    41,993      346,067
    Industria de Diseno Textil SA........................   290,662    8,130,747
    Mapfre SA............................................   606,195    1,686,660
    Naturgy Energy Group SA..............................   127,704    3,569,944
    Red Electrica Corp. SA...............................   137,486    3,168,423
    Repsol SA............................................   396,674    6,962,833
*   Siemens Gamesa Renewable Energy SA...................    55,484      787,715
#   Telefonica SA, Sponsored ADR.........................   387,745    3,357,872
    Telefonica SA........................................ 1,000,516    8,606,013
                                                                    ------------
TOTAL SPAIN..............................................            126,334,353
                                                                    ------------
SWEDEN -- (2.5%)
    AAK AB...............................................    73,014    1,050,242
    Alfa Laval AB........................................    93,595    2,121,970
    Assa Abloy AB, Class B...............................   156,270    2,911,951
    Atlas Copco AB, Class A..............................   197,981    5,165,193
    Atlas Copco AB, Class B..............................   114,129    2,731,020
    Axfood AB............................................    49,605      868,588
#   BillerudKorsnas AB...................................   100,121    1,264,363
    Boliden AB...........................................   165,164    4,133,765
    Castellum AB.........................................    60,598    1,148,819
    Dometic Group AB.....................................    84,827      605,234
    Electrolux AB, Series B..............................    94,277    2,230,799
    Elekta AB, Class B...................................    69,167      924,717
*   Epiroc AB, Class A...................................   197,981    1,901,078

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
SWEDEN -- (Continued)
*   Epiroc AB, Class B................................... 114,129 $  1,022,946
    Essity AB, Class A...................................   8,605      236,679
    Essity AB, Class B................................... 182,501    5,049,536
    Fabege AB............................................  76,503    1,116,322
*   Fastighets AB Balder, Class B........................  31,582      996,730
    Getinge AB, Class B.................................. 117,458    1,326,250
#   Hennes & Mauritz AB, Class B......................... 276,095    4,295,983
    Hexagon AB, Class B..................................  51,865    2,539,904
    Hexpol AB............................................ 132,166    1,169,881
    Holmen AB, Class B...................................  56,986    1,221,225
    Hufvudstaden AB, Class A.............................  44,745      743,128
    Husqvarna AB, Class A................................  12,600       98,124
    Husqvarna AB, Class B................................ 235,383    1,799,078
#   ICA Gruppen AB.......................................  35,984    1,265,618
    Indutrade AB.........................................  40,966    1,030,357
#   Intrum AB............................................  48,893    1,397,223
    Kindred Group P.L.C..................................  98,923    1,018,406
    Lifco AB, Class B....................................  12,738      510,543
    Loomis AB, Class B...................................  42,048    1,508,642
    Lundin Petroleum AB..................................  44,955    1,437,907
    Millicom International Cellular SA...................  35,371    2,215,311
    Nibe Industrier AB, Class B..........................  84,615      962,216
    Nordea Bank Abp...................................... 726,862    6,615,377
    Pandox AB............................................  43,260      753,172
    Peab AB.............................................. 105,307      877,846
    Saab AB, Class B.....................................  25,387      877,198
    Sagax AB, Class B....................................   8,349      135,753
    Sandvik AB........................................... 426,382    6,813,517
    Securitas AB, Class B................................ 106,966    1,720,003
    Skandinaviska Enskilda Banken AB, Class A............ 441,066    4,629,711
#   Skanska AB, Class B.................................. 129,009    2,258,969
    SKF AB, Class A......................................   5,065       85,077
    SKF AB, Class B...................................... 221,017    3,722,857
    SSAB AB, Class A.....................................  81,249      322,079
    SSAB AB, Class B..................................... 236,525      791,937
#   Svenska Cellulosa AB SCA, Class A....................   8,605       78,045
    Svenska Cellulosa AB SCA, Class B.................... 212,880    1,872,487
    Svenska Handelsbanken AB, Class A.................... 337,106    3,665,977
    Svenska Handelsbanken AB, Class B....................   3,612       41,784
    Sweco AB, Class B....................................  35,642      731,430
    Swedbank AB, Class A................................. 247,788    5,628,861
    Swedish Match AB.....................................  42,500    1,904,088
*   Swedish Orphan Biovitrum AB..........................  42,691    1,008,981
    Tele2 AB, Class B.................................... 164,187    2,055,506
    Telefonaktiebolaget LM Ericsson, Class A.............  14,581      131,511
    Telefonaktiebolaget LM Ericsson, Class B............. 596,453    5,316,465
    Telia Co. AB......................................... 723,408    3,152,576
    Trelleborg AB, Class B............................... 101,726    1,713,508
    Volvo AB, Class A....................................  86,339    1,241,099
    Volvo AB, Class B.................................... 556,826    8,023,789
    Wallenstam AB, Class B...............................  56,247      566,429
                                                                  ------------
TOTAL SWEDEN.............................................          126,755,780
                                                                  ------------
SWITZERLAND -- (7.0%)
#   ABB, Ltd., Sponsored ADR............................. 141,956    2,718,459
    ABB, Ltd............................................. 539,173   10,320,153
    Adecco Group AG...................................... 111,379    5,581,314
    ams AG...............................................   4,687      125,640
    Baloise Holding AG...................................  26,959    4,175,353

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
SWITZERLAND -- (Continued)
    Banque Cantonale Vaudoise............................     1,572 $  1,246,687
    Barry Callebaut AG...................................       945    1,607,710
    Chocoladefabriken Lindt & Spruengli AG...............        44    3,229,503
    Cie Financiere Richemont SA..........................   117,543    8,101,992
    Clariant AG..........................................   136,208    2,705,507
    Credit Suisse Group AG...............................   567,207    6,894,596
    Dufry AG.............................................    21,919    2,192,246
    EMS-Chemie Holding AG................................     3,321    1,658,725
    Flughafen Zurich AG..................................    11,881    2,098,642
    Geberit AG...........................................    11,765    4,599,308
    Givaudan SA..........................................     2,966    7,195,684
    Julius Baer Group, Ltd...............................   114,772    4,612,943
    Kuehne + Nagel International AG......................    17,073    2,308,799
    LafargeHolcim, Ltd...................................    76,776    3,610,603
    LafargeHolcim, Ltd...................................    29,333    1,371,438
    Logitech International SA............................    35,440    1,292,947
    Logitech International SA............................    29,225    1,063,790
    Lonza Group AG.......................................    32,792    8,663,584
    Nestle SA............................................   863,201   75,257,214
    Novartis AG, Sponsored ADR...........................   111,831    9,787,449
    Novartis AG..........................................   448,358   39,141,996
    Partners Group Holding AG............................     5,556    3,821,438
    Roche Holding AG.....................................     7,984    2,098,695
    Roche Holding AG.....................................   217,168   57,774,440
    Schindler Holding AG.................................     8,122    1,715,498
    SGS SA...............................................     1,689    4,077,314
    Sika AG..............................................    39,540    5,221,487
#   Sonova Holding AG....................................    19,462    3,652,547
    Straumann Holding AG.................................     3,003    2,180,245
    Swatch Group AG (The)................................    11,624    3,329,833
    Swatch Group AG (The)................................    20,509    1,141,165
    Swiss Life Holding AG................................    14,689    6,059,963
    Swiss Prime Site AG..................................    41,775    3,538,884
    Swiss Re AG..........................................    68,636    6,582,510
#   Swisscom AG..........................................    16,521    7,918,552
    Temenos AG...........................................    18,636    2,515,568
    UBS Group AG.........................................   406,497    5,269,704
#   UBS Group AG.........................................   444,260    5,757,610
    Vifor Pharma AG......................................    22,646    2,882,250
    Zurich Insurance Group AG............................    42,603   13,371,067
                                                                    ------------
TOTAL SWITZERLAND........................................            350,471,052
                                                                    ------------
UNITED KINGDOM -- (14.6%)
    3i Group P.L.C.......................................   503,968    5,624,651
    Admiral Group P.L.C..................................    78,407    2,132,046
    Anglo American P.L.C.................................   527,021   13,468,430
    Antofagasta P.L.C....................................   205,010    2,343,660
    Ashtead Group P.L.C..................................   198,740    5,041,033
#*  ASOS P.L.C...........................................    15,126      655,920
    Associated British Foods P.L.C.......................    78,035    2,449,022
#   AstraZeneca P.L.C., Sponsored ADR....................   461,956   16,898,350
    AstraZeneca P.L.C....................................   141,555   10,254,509
    Auto Trader Group P.L.C..............................   461,351    2,768,729
    AVEVA Group P.L.C....................................    19,708      704,479
    Aviva P.L.C.......................................... 1,607,111    8,740,450
    B&M European Value Retail SA.........................   233,993      996,362
    Babcock International Group P.L.C....................   101,063      703,912
    BAE Systems P.L.C.................................... 1,040,798    7,001,834
    Barclays P.L.C., Sponsored ADR.......................   805,265    6,732,015

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    Barclays P.L.C.......................................   378,382 $   788,682
    Barratt Developments P.L.C...........................   559,161   3,955,015
    Bellway P.L.C........................................    51,998   1,933,924
    Berkeley Group Holdings P.L.C. (The).................    98,977   4,873,284
    BHP Group P.L.C., ADR................................   188,914   8,497,352
    BHP Group P.L.C......................................   228,274   5,100,257
    BP P.L.C., Sponsored ADR............................. 1,048,374  43,109,159
    BP P.L.C............................................. 1,041,078   7,111,753
    British American Tobacco P.L.C., Sponsored ADR.......   117,727   4,153,409
    British American Tobacco P.L.C.......................   330,890  11,663,885
    BT Group P.L.C., Sponsored ADR.......................    69,804   1,065,209
    BT Group P.L.C....................................... 2,329,326   7,103,047
    Bunzl P.L.C..........................................   108,521   3,421,897
    Burberry Group P.L.C.................................   167,400   3,957,160
    Burford Capital, Ltd.................................     4,732     114,246
*   Capita P.L.C.........................................   342,508     522,050
    Carnival P.L.C.......................................    22,654   1,281,740
    Carnival P.L.C., ADR.................................    17,952   1,021,110
    Centrica P.L.C....................................... 2,283,930   4,104,324
    Cineworld Group P.L.C................................   334,363   1,147,508
    Coca-Cola HBC AG.....................................    69,255   2,327,600
    Compass Group P.L.C..................................   483,762  10,351,801
    ConvaTec Group P.L.C.................................   261,733     490,712
    Croda International P.L.C............................    41,699   2,640,091
    DCC P.L.C............................................    52,164   4,270,328
    Diageo P.L.C., Sponsored ADR.........................   128,576  19,627,126
    Diageo P.L.C.........................................   169,923   6,485,352
    Direct Line Insurance Group P.L.C.................... 1,143,934   5,056,226
    Dixons Carphone P.L.C................................    48,565      87,948
    DS Smith P.L.C.......................................   644,861   2,859,881
    easyJet P.L.C........................................    77,677   1,287,046
    Evraz P.L.C..........................................   164,479   1,077,437
    Experian P.L.C.......................................   293,833   7,377,432
    Ferguson P.L.C.......................................    93,439   6,256,964
    Fresnillo P.L.C......................................    83,623   1,104,067
    G4S P.L.C............................................   566,490   1,452,672
    GlaxoSmithKline P.L.C., Sponsored ADR................   428,638  16,802,610
    GlaxoSmithKline P.L.C................................   570,253  11,076,916
    Glencore P.L.C....................................... 4,185,208  17,018,398
    GVC Holdings P.L.C...................................   237,789   2,095,346
    Halma P.L.C..........................................   221,764   4,078,669
    Hargreaves Lansdown P.L.C............................    82,971   1,781,699
    Hikma Pharmaceuticals P.L.C..........................    83,568   1,767,958
    Hiscox, Ltd..........................................    89,272   1,661,228
    HSBC Holdings P.L.C.................................. 1,434,251  12,076,749
    HSBC Holdings P.L.C., Sponsored ADR..................   607,429  25,590,984
    Imperial Brands P.L.C., Sponsored ADR................    38,600   1,294,451
    Imperial Brands P.L.C................................   268,347   8,907,524
    Informa P.L.C........................................   412,521   3,664,133
#   InterContinental Hotels Group P.L.C., ADR............     1,227      70,833
    InterContinental Hotels Group P.L.C..................    39,805   2,262,023
    International Consolidated Airlines Group SA.........   376,920   3,183,424
    Intertek Group P.L.C.................................    51,911   3,349,772
    Investec P.L.C.......................................   420,675   2,704,027
    ITV P.L.C............................................ 2,084,500   3,538,383
    J Sainsbury P.L.C....................................   730,808   2,736,474
    JD Sports Fashion P.L.C..............................    49,235     299,413
    John Wood Group P.L.C................................   366,271   2,599,565
    Johnson Matthey P.L.C................................   111,701   4,462,385

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
UNITED KINGDOM -- (Continued)
*   Just Eat P.L.C.......................................    178,160 $ 1,628,109
    Kingfisher P.L.C.....................................  1,108,106   3,237,167
    Legal & General Group P.L.C..........................  1,857,927   6,329,767
*   Liberty Global P.L.C., Class A.......................      6,400     156,151
*   Liberty Global P.L.C., Class C.......................     15,389     362,559
    Lloyds Banking Group P.L.C........................... 16,071,690  12,252,485
    Lloyds Banking Group P.L.C., ADR.....................     58,800     178,164
    London Stock Exchange Group P.L.C....................     90,343   5,433,303
    Marks & Spencer Group P.L.C..........................    952,900   3,605,369
    Mediclinic International P.L.C.......................     80,145     330,989
    Meggitt P.L.C........................................    408,846   2,769,021
    Melrose Industries P.L.C.............................  2,016,607   4,469,866
    Merlin Entertainments P.L.C..........................    300,118   1,329,979
    Micro Focus International P.L.C......................    117,883   2,247,454
#   Micro Focus International P.L.C., Sponsored ADR......     45,964     877,912
    Mondi P.L.C..........................................    129,128   3,122,716
    National Grid P.L.C..................................    332,224   3,617,718
#   National Grid P.L.C., Sponsored ADR..................     83,873   4,570,214
    Next P.L.C...........................................     44,628   2,838,280
    NMC Health P.L.C.....................................     36,628   1,239,950
*   Ocado Group P.L.C....................................    113,407   1,475,485
    Pearson P.L.C........................................    140,533   1,670,783
#   Pearson P.L.C., Sponsored ADR........................    110,605   1,313,987
    Persimmon P.L.C......................................    113,708   3,547,184
    Phoenix Group Holdings P.L.C.........................     78,506     654,545
*   Provident Financial P.L.C............................      3,029      20,897
#   Prudential P.L.C., ADR...............................    124,400   4,906,336
    Prudential P.L.C.....................................    265,480   5,191,761
    Quilter P.L.C........................................     44,350      71,475
    Reckitt Benckiser Group P.L.C........................    134,523  10,350,827
    RELX P.L.C., Sponsored ADR...........................    185,496   4,114,302
    RELX P.L.C...........................................    170,011   3,765,661
    RELX P.L.C...........................................    217,352   4,803,597
    Rentokil Initial P.L.C...............................    845,444   3,733,597
    Rightmove P.L.C......................................    450,032   2,786,773
    Rio Tinto P.L.C......................................    154,229   8,532,276
#   Rio Tinto P.L.C., Sponsored ADR......................    174,125   9,798,014
    Rolls-Royce Holdings P.L.C...........................    611,332   7,105,777
    Royal Bank of Scotland Group P.L.C...................    368,708   1,169,620
#   Royal Bank of Scotland Group P.L.C., Sponsored ADR...    252,195   1,621,614
    Royal Dutch Shell P.L.C., Class A....................    491,594  15,239,622
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A.....    352,746  21,775,027
    Royal Dutch Shell P.L.C., Class A....................        979      30,275
#   Royal Dutch Shell P.L.C., Sponsored ADR, Class B.....    417,180  26,198,904
    Royal Dutch Shell P.L.C., Class B....................    110,166   3,420,490
    Royal Mail P.L.C.....................................    267,089     941,066
    RPC Group P.L.C......................................      7,101      73,938
    RSA Insurance Group P.L.C............................    468,972   3,162,185
    Sage Group P.L.C. (The)..............................    374,459   3,077,818
    Schroders P.L.C......................................     39,421   1,352,300
    Schroders P.L.C......................................     16,332     441,628
    Severn Trent P.L.C...................................     93,900   2,467,430
#   Smith & Nephew P.L.C., Sponsored ADR.................     31,837   1,211,735
    Smith & Nephew P.L.C.................................    256,342   4,829,152
    Smiths Group P.L.C...................................    209,929   3,986,437
    Spirax-Sarco Engineering P.L.C.......................     38,072   3,201,875
    SSE P.L.C............................................    430,024   6,610,770
    St James's Place P.L.C...............................    305,565   3,766,444
    Standard Chartered P.L.C.............................  1,184,594   9,553,883

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                              SHARES      VALUE>>
                                                            ---------- --------------
UNITED KINGDOM -- (Continued)
      Standard Life Aberdeen P.L.C.........................    784,940 $    2,594,998
      Taylor Wimpey P.L.C..................................  2,691,334      5,835,480
      Tesco P.L.C..........................................  3,575,352     10,466,632
      Travis Perkins P.L.C.................................     36,557        587,594
      TUI AG...............................................    162,888      2,466,352
      Unilever P.L.C., Sponsored ADR.......................    274,641     14,446,117
      Unilever P.L.C.......................................     89,128      4,682,254
      United Utilities Group P.L.C.........................    257,154      2,812,504
      United Utilities Group P.L.C., ADR...................      5,177        114,049
      Vodafone Group P.L.C.................................  7,113,223     12,972,973
      Vodafone Group P.L.C., Sponsored ADR.................     21,014        383,302
      Weir Group P.L.C (The)...............................     58,888      1,165,370
      Whitbread P.L.C......................................     61,060      3,912,429
      Wm Morrison Supermarkets P.L.C.......................  1,172,447      3,605,460
#     WPP P.L.C., Sponsored ADR............................      3,117        178,604
      WPP P.L.C............................................    604,792      6,920,941
                                                                       --------------
TOTAL UNITED KINGDOM.......................................               728,933,782
                                                                       --------------
UNITED STATES -- (0.2%)
      International Flavors & Fragrances, Inc..............        568         79,601
*     Linde P.L.C..........................................     60,595      9,827,888
*     Maxar Technologies, Inc..............................     18,695        105,004
      Waste Connections, Inc...............................     22,131      1,846,862
                                                                       --------------
TOTAL UNITED STATES........................................                11,859,355
                                                                       --------------
TOTAL COMMON STOCKS........................................             4,851,614,603
                                                                       --------------
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Bayerische Motoren Werke AG..........................     21,513      1,590,084
      Fuchs Petrolub SE....................................     34,533      1,619,947
      Henkel AG & Co. KGaA.................................     36,829      3,584,711
      Porsche Automobil Holding SE.........................     63,639      4,138,252
      Sartorius AG.........................................     17,916      2,689,460
      Schaeffler AG........................................    100,601        893,421
      Volkswagen AG........................................     83,696     14,275,744
                                                                       --------------
TOTAL GERMANY..............................................                28,791,619
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios SA
        Rights 02/05/19....................................    101,536         55,727
                                                                       --------------
TOTAL INVESTMENT SECURITIES................................             4,880,461,949
                                                                       --------------
                                                                          VALUE+
                                                                       --------------
SECURITIES LENDING COLLATERAL -- (2.4%)
@(S)  DFA Short Term Investment Fund....................... 10,245,753    118,553,602
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)..............................
     (Cost $4,536,371,737)^^.                                          $4,999,015,551
                                                                       ==============

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


As of January 31, 2019, Large Cap International Portfolio had entered into the following outstanding futures contracts:

                                                                              UNREALIZED
                               NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                    --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:......
MSCI EAFA Index Future........    85      03/15/19  $ 7,552,280 $ 7,769,425   $  217,145
S&P 500(R) Emini Index........   248      03/15/19   31,649,250  33,535,800    1,886,550
                                                    ----------- -----------   ----------
TOTAL FUTURES CONTRACTS.......                      $39,201,530 $41,305,225   $2,103,695
                                                    =========== ===========   ==========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------   --------------------------------------
                                 LEVEL 1         LEVEL 2       LEVEL 3      TOTAL
                               ------------   --------------   -------- --------------
Common Stocks
   Australia.................. $  7,546,782   $  286,672,660         -- $  294,219,442
   Austria....................           --       13,296,354         --     13,296,354
   Belgium....................    1,523,089       47,033,720         --     48,556,809
   Canada.....................  451,463,259        1,874,063         --    453,337,322
   Denmark....................    2,844,099       77,034,884         --     79,878,983
   Finland....................           --       55,455,777         --     55,455,777
   France.....................    8,614,395      453,792,815         --    462,407,210
   Germany....................   14,099,999      337,934,209         --    352,034,208
   Hong Kong..................      736,655      161,342,181         --    162,078,836
   Ireland....................    8,209,796       24,396,758         --     32,606,554
   Israel.....................    5,604,317       19,339,773         --     24,944,090
   Italy......................    6,460,955       93,024,585         --     99,485,540
   Japan......................   31,461,868    1,121,918,120         --  1,153,379,988
   Netherlands................   35,016,622      113,055,577         --    148,072,199
   New Zealand................           --       15,511,825         --     15,511,825
   Norway.....................    1,036,385       43,058,894         --     44,095,279
   Portugal...................           --        7,469,119         --      7,469,119
   Singapore..................           --       59,270,224         --     59,270,224
   South Africa...............           --        1,160,522         --      1,160,522
   Spain......................    3,975,636      122,358,717         --    126,334,353
   Sweden.....................           --      126,755,780         --    126,755,780
   Switzerland................   19,327,308      331,143,744         --    350,471,052
   United Kingdom.............  237,069,599      491,864,183         --    728,933,782
   United States..............   11,779,754           79,601         --     11,859,355
Preferred Stocks
   Germany....................           --       28,791,619         --     28,791,619
Rights/Warrants
   Spain......................           --           55,727         --         55,727
Securities Lending Collateral            --      118,553,602         --    118,553,602
Futures Contracts**...........    2,103,695               --         --      2,103,695
                               ------------   --------------   -------- --------------
TOTAL......................... $848,874,213   $4,152,245,033         -- $5,001,119,246
                               ============   ==============   ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                            SHARES     VALUE>>
                                                          ---------- ------------
COMMON STOCKS -- (95.4%)
AUSTRALIA -- (6.0%)
*   3P Learning, Ltd.....................................    182,513 $    152,883
#   A2B Australia, Ltd...................................  1,289,249    1,924,339
    Accent Group, Ltd....................................  1,632,618    1,552,120
#   Adairs, Ltd..........................................    407,492      546,510
    Adelaide Brighton, Ltd...............................  1,438,904    4,697,645
    AGL Energy, Ltd......................................    443,462    6,928,972
#   Ainsworth Game Technology, Ltd.......................    714,162      405,778
*   AJ Lucas Group, Ltd..................................     46,192        5,393
#*  Alkane Resources, Ltd................................  1,677,445      238,041
    ALS, Ltd.............................................    469,971    2,488,652
    Altium, Ltd..........................................    378,619    6,918,660
#   Alumina, Ltd.........................................  1,609,899    2,863,163
#   AMA Group, Ltd.......................................    631,104      445,714
#*  Amaysim Australia, Ltd...............................    535,654      361,345
#   Amcor, Ltd., Sponsored ADR...........................     29,714    1,184,103
    Amcor, Ltd...........................................    574,332    5,702,378
    AMP, Ltd.............................................  9,091,535   14,990,001
    Ansell, Ltd..........................................    356,503    6,087,016
#   AP Eagers, Ltd.......................................    143,365      669,202
    APA Group............................................  1,087,334    7,268,625
    Appen, Ltd...........................................    296,957    3,475,508
#   ARB Corp., Ltd.......................................    230,430    2,627,130
    Ardent Leisure Group, Ltd............................  1,494,189    1,471,701
    Aristocrat Leisure, Ltd..............................    615,636   11,072,582
#   ARQ Group, Ltd.......................................    318,111      413,518
    Asaleo Care, Ltd.....................................  2,921,446    1,917,833
    ASX, Ltd.............................................     40,018    1,858,095
    Atlas Arteria, Ltd...................................  1,810,549    8,772,771
    AUB Group, Ltd.......................................     99,803      861,461
#*  Aurelia Metals, Ltd..................................  3,037,660    1,815,749
    Aurizon Holdings, Ltd................................  5,720,332   18,330,352
    Ausdrill, Ltd........................................  2,955,835    2,716,937
    AusNet Services......................................  3,213,184    3,861,104
    Austal, Ltd..........................................  1,211,556    1,766,438
    Australia & New Zealand Banking Group, Ltd...........  2,625,261   47,789,881
#*  Australian Agricultural Co., Ltd.....................  1,856,095    1,445,525
    Australian Finance Group, Ltd........................    317,500      299,498
    Australian Pharmaceutical Industries, Ltd............  1,947,720    1,786,713
    Australian Vintage, Ltd..............................    112,455       39,643
    Auswide Bank, Ltd....................................     34,719      140,230
#   Automotive Holdings Group, Ltd.......................  1,095,423    1,241,888
    Aveo Group...........................................  1,456,079    1,718,478
    AVJennings, Ltd......................................    297,081      121,663
    Baby Bunting Group, Ltd..............................    244,513      375,864
    Bank of Queensland, Ltd..............................  1,230,814    9,118,800
#   Bapcor, Ltd..........................................    967,128    4,351,115
    Beach Energy, Ltd.................................... 11,632,707   15,302,488
*   Beadell Resources, Ltd...............................  1,360,993       57,547
#   Bega Cheese, Ltd.....................................    583,822    2,160,730
#*  Bellamy's Australia, Ltd.............................    281,587    1,786,668
#   Bendigo & Adelaide Bank, Ltd.........................  1,730,406   13,597,519
    BHP Group, Ltd.......................................  4,074,214  104,026,507
    BHP Group, Ltd., Sponsored ADR.......................    623,528   31,918,398
#   Blackmores, Ltd......................................     51,422    4,825,162
#*  Blue Sky Alternative Investments, Ltd................     32,768       16,947

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
AUSTRALIA -- (Continued)
    BlueScope Steel, Ltd.................................  3,246,436 $29,660,630
    Boral, Ltd...........................................  3,316,835  11,999,314
    Brambles, Ltd........................................    988,686   7,671,158
    Bravura Solutions, Ltd...............................      7,077      21,692
    Breville Group, Ltd..................................    361,893   2,894,979
    Brickworks, Ltd......................................    428,294   5,141,332
    BSA, Ltd.............................................     28,427       5,276
#*  Buru Energy, Ltd.....................................    101,869      17,418
#   BWX, Ltd.............................................    138,152     155,081
    Caltex Australia, Ltd................................    887,910  17,354,926
    Capitol Health, Ltd..................................  1,767,071     354,284
*   Cardno, Ltd..........................................  1,074,416     731,470
*   Carnarvon Petroleum, Ltd.............................  1,383,556     388,834
#   carsales.com, Ltd....................................    901,714   8,292,417
*   Cash Converters International, Ltd...................  2,116,492     377,359
#*  Catapult Group International, Ltd....................    170,410     104,845
    Cedar Woods Properties, Ltd..........................    126,046     449,764
#   Challenger, Ltd......................................    999,998   5,277,891
    CIMIC Group, Ltd.....................................    137,887   4,495,167
    Citadel Group, Ltd. (The)............................      5,352      33,069
    City Chic Collective, Ltd............................    122,009      88,690
#   Class, Ltd...........................................    241,974     232,925
    Clean Seas Seafood, Ltd..............................     36,060      27,530
    Cleanaway Waste Management, Ltd...................... 10,162,351  13,376,492
    Clinuvel Pharmaceuticals, Ltd........................     42,853     675,106
    Coca-Cola Amatil, Ltd................................    927,539   5,664,909
    Cochlear, Ltd........................................     66,554   9,405,764
    Codan, Ltd...........................................    578,888   1,335,838
*   Coles Group, Ltd.....................................    759,542   6,906,910
#   Collection House, Ltd................................    575,238     581,682
    Collins Foods, Ltd...................................    678,091   3,104,554
#   Commonwealth Bank of Australia.......................  1,329,108  67,722,254
    Computershare, Ltd...................................    554,267   7,180,323
#*  Cooper Energy, Ltd...................................  6,827,225   2,364,151
#   Corporate Travel Management, Ltd.....................    236,294   4,046,913
#   Costa Group Holdings, Ltd............................  1,140,427   4,608,513
#   Credit Corp. Group, Ltd..............................    205,795   3,297,303
    Crown Resorts, Ltd...................................    532,183   4,637,443
*   CSG, Ltd.............................................    985,916     114,812
    CSL, Ltd.............................................    245,077  34,848,493
#   CSR, Ltd.............................................  3,061,776   6,517,177
    Data#3, Ltd..........................................    437,358     509,592
*   Decmil Group, Ltd....................................    870,215     451,907
#   Dicker Data, Ltd.....................................    120,091     265,039
#   Domain Holdings Australia, Ltd.......................    860,477   1,510,467
#   Domino's Pizza Enterprises, Ltd......................    229,148   7,599,815
*   Donaco International, Ltd............................    184,451       8,713
*   Doray Minerals, Ltd..................................    689,393     185,785
    Downer EDI, Ltd......................................  2,446,612  12,725,628
    DuluxGroup, Ltd......................................  1,532,437   7,641,779
    DWS, Ltd.............................................    165,951     146,090
#   Eclipx Group, Ltd....................................  1,324,125   2,153,590
    Elders, Ltd..........................................    629,192   2,873,992
*   Ellex Medical Lasers, Ltd............................     46,497      20,366
    Emeco Holdings, Ltd..................................      9,900      16,348
*   Energy Resources of Australia, Ltd...................  1,824,634     327,758
#*  Energy World Corp., Ltd..............................  6,737,967     563,343
    EQT Holdings, Ltd....................................     15,236     272,552
    ERM Power, Ltd.......................................    517,693     571,400

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
AUSTRALIA -- (Continued)
    Estia Health, Ltd....................................   639,510 $ 1,091,864
    Euroz, Ltd...........................................   112,543      93,803
    EVENT Hospitality and Entertainment, Ltd.............   464,827   4,576,361
    Evolution Mining, Ltd................................ 6,952,626  20,296,555
#*  FAR, Ltd............................................. 3,094,242     130,746
    Finbar Group, Ltd....................................     5,532       3,265
    Fleetwood Corp., Ltd.................................   322,583     430,810
    FlexiGroup, Ltd...................................... 1,218,333   1,167,573
    Flight Centre Travel Group, Ltd......................   192,237   6,032,326
#   Fortescue Metals Group, Ltd.......................... 7,768,488  32,090,939
#   G8 Education, Ltd.................................... 2,051,261   4,734,048
#*  Galaxy Resources, Ltd................................   845,048   1,237,013
*   Galilee Energy, Ltd..................................   379,802     131,389
#*  Gascoyne Resources, Ltd..............................   597,934      58,884
#   GBST Holdings, Ltd...................................    76,768      72,681
#   Genworth Mortgage Insurance Australia, Ltd........... 1,148,308   1,856,864
#*  Gold Road Resources, Ltd............................. 2,135,755   1,197,375
    GrainCorp, Ltd., Class A............................. 1,070,891   7,396,630
    Grange Resources, Ltd................................ 2,046,058     329,095
#   Greencross, Ltd......................................   523,482   2,096,080
*   Greenland Minerals, Ltd..............................   413,383      20,202
    GUD Holdings, Ltd....................................   351,019   2,866,525
#   GWA Group, Ltd....................................... 1,427,002   2,901,847
#   Hansen Technologies, Ltd.............................   862,830   2,157,543
#   Harvey Norman Holdings, Ltd.......................... 3,177,668   7,803,605
    Healius, Ltd......................................... 9,695,448  20,576,538
    Healthscope, Ltd..................................... 4,416,108   7,586,549
#*  Highfield Resources, Ltd.............................   276,159     128,795
*   Hills, Ltd...........................................   176,465      23,210
*   Horizon Oil, Ltd..................................... 1,463,538     128,052
#   HT&E, Ltd............................................ 1,342,753   1,603,199
    Huon Aquaculture Group, Ltd..........................    32,032     110,361
    IDP Education, Ltd...................................   450,489   3,724,581
    Iluka Resources, Ltd.................................   312,934   1,989,511
*   Imdex, Ltd........................................... 1,184,969   1,027,618
#   IMF Bentham, Ltd.....................................   645,559   1,435,263
    Incitec Pivot, Ltd................................... 4,965,269  11,984,095
#   Independence Group NL................................ 2,305,733   7,375,949
    Infigen Energy....................................... 3,173,465   1,039,415
    Infomedia, Ltd....................................... 1,235,702   1,126,896
#   Inghams Group, Ltd...................................   995,518   3,332,998
    Insurance Australia Group, Ltd....................... 2,133,968  11,025,448
    Integral Diagnostics, Ltd............................   115,128     225,475
#   Integrated Research, Ltd.............................   399,026     710,183
#   InvoCare, Ltd........................................   451,899   4,013,393
#   IOOF Holdings, Ltd...................................   676,966   2,483,188
#   IPH, Ltd............................................. 1,111,874   4,431,898
    IRESS, Ltd...........................................   457,902   3,918,445
#   iSelect, Ltd......................................... 1,542,077     858,781
#   iSentia Group, Ltd................................... 1,077,773     200,462
    IVE Group, Ltd.......................................   272,060     435,532
#   James Hardie Industries P.L.C........................   388,289   4,324,830
#   James Hardie Industries P.L.C., Sponsored ADR........    39,415     443,025
#   Japara Healthcare, Ltd............................... 3,025,952   2,714,337
#   JB Hi-Fi, Ltd........................................   786,463  12,814,889
#*  Karoon Energy, Ltd................................... 1,127,505     694,429
*   Kingsgate Consolidated, Ltd.......................... 1,181,152     133,276
#   Kogan.com, Ltd.......................................   184,835     579,822
    LendLease Group......................................   862,632   7,682,844

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
AUSTRALIA -- (Continued)
    Lifestyle Communities, Ltd...........................     39,883 $   150,793
    Link Administration Holdings, Ltd....................    682,647   3,556,921
#   Lovisa Holdings, Ltd.................................    195,007   1,017,895
*   Lucapa Diamond Co., Ltd..............................    106,787      13,977
    Lycopodium, Ltd......................................     16,033      58,390
#*  Lynas Corp., Ltd.....................................  2,764,708   3,379,334
    MACA, Ltd............................................  1,484,166   1,058,925
*   Macmahon Holdings, Ltd...............................  4,944,481     847,334
    Macquarie Group, Ltd.................................    602,362  51,229,504
#   Magellan Financial Group, Ltd........................    350,679   7,305,639
    MaxiTRANS Industries, Ltd............................    251,721      91,525
*   Mayne Pharma Group, Ltd..............................  3,230,162   1,896,984
#   McMillan Shakespeare, Ltd............................    448,096   5,008,062
    McPherson's, Ltd.....................................    607,751     577,700
    Medibank Pvt, Ltd....................................  3,874,769   7,386,984
*   Medusa Mining, Ltd...................................  1,892,341     522,490
#*  Mesoblast, Ltd.......................................    303,043     261,582
*   Mesoblast, Ltd., Sponsored ADR.......................      1,592       7,021
#*  Metals X, Ltd........................................  3,309,389     856,685
#   Metcash, Ltd.........................................  5,991,730  10,812,575
*   Metro Mining, Ltd....................................    160,700      17,583
    Michael Hill International, Ltd......................     72,300      30,125
    Michael Hill International, Ltd......................     43,121      17,895
*   Millennium Minerals, Ltd.............................    679,921     113,963
*   Mincor Resources NL..................................    407,788     109,848
    Mineral Resources, Ltd...............................  1,207,584  13,965,045
*   MMA Offshore, Ltd....................................  4,675,274     526,526
#   MNF Group, Ltd.......................................     83,368     272,926
#   Monadelphous Group, Ltd..............................    476,472   5,119,609
#   Monash IVF Group, Ltd................................    851,347     562,834
#   Money3 Corp., Ltd....................................    680,988     880,783
#   Mortgage Choice, Ltd.................................    580,365     421,005
    Motorcycle Holdings, Ltd.............................    131,917     198,699
    Mount Gibson Iron, Ltd...............................  2,962,462   1,393,786
#*  Myer Holdings, Ltd................................... 21,252,008   5,806,765
    MYOB Group, Ltd......................................  1,677,133   4,139,429
    MyState, Ltd.........................................     96,976     327,250
#   National Australia Bank, Ltd.........................  2,976,124  51,679,343
    Navigator Global Investments, Ltd....................    366,260     807,572
#   Navitas, Ltd.........................................    864,540   3,535,855
#   Neometals, Ltd.......................................    551,838      84,479
#*  NetComm Wireless, Ltd................................    134,275      73,344
    New Hope Corp., Ltd..................................    695,779   2,031,447
    Newcrest Mining, Ltd.................................    976,350  17,370,028
#*  NEXTDC, Ltd..........................................    170,877     855,138
#   nib holdings, Ltd....................................  1,802,771   7,017,053
#   Nick Scali, Ltd......................................    226,731     842,307
    Nine Entertainment Co. Holdings, Ltd.................  6,934,756   7,362,192
    Northern Star Resources, Ltd.........................  2,512,151  16,057,599
    NRW Holdings, Ltd....................................  2,464,024   3,444,110
    Nufarm, Ltd..........................................  1,089,733   4,953,707
#   OFX Group, Ltd.......................................    940,847   1,192,645
    Oil Search, Ltd......................................  1,734,113   9,873,479
    OM Holdings, Ltd.....................................    418,603     402,787
#*  Onevue Holdings, Ltd.................................    261,502     111,665
    oOh!media, Ltd.......................................  1,103,236   2,879,388
    Orica, Ltd...........................................    887,808  11,083,063
*   Origin Energy, Ltd...................................  2,884,076  15,068,174
    Orora, Ltd...........................................  6,665,469  15,359,371

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
AUSTRALIA -- (Continued)
    OZ Minerals, Ltd.....................................  1,880,289 $13,397,996
#   Pacific Current Group, Ltd...........................    115,617     475,785
    Pacific Smiles Group, Ltd............................    104,617     104,692
#   Pact Group Holdings, Ltd.............................    868,271   2,396,390
*   Panoramic Resources, Ltd.............................  1,708,886     624,195
    Paragon Care, Ltd....................................    304,664     130,750
    Peet, Ltd............................................    713,494     553,843
#   Pendal Group, Ltd....................................  1,106,727   6,056,870
#   Perpetual, Ltd.......................................    341,411   8,131,155
*   Perseus Mining, Ltd..................................  4,895,508   1,481,248
    Pioneer Credit, Ltd..................................    146,118     329,898
#   Platinum Asset Management, Ltd.......................    929,269   3,057,005
#*  PMP, Ltd.............................................  3,536,192     475,398
*   Praemium, Ltd........................................  1,027,677     491,866
    Premier Investments, Ltd.............................    320,294   3,225,669
#*  Prime Media Group, Ltd...............................  2,413,649     413,552
    Pro Medicus, Ltd.....................................    120,711   1,066,505
    PWR Holdings, Ltd....................................    148,298     367,967
    Qantas Airways, Ltd..................................  3,028,350  12,006,045
    QBE Insurance Group, Ltd.............................  2,484,730  19,444,373
    QMS Media, Ltd.......................................    114,100      64,689
#   Qube Holdings, Ltd...................................  3,878,065   7,598,372
#*  Ramelius Resources, Ltd..............................  2,599,034   1,076,454
    Ramsay Health Care, Ltd..............................    101,911   4,208,948
#   RCR Tomlinson, Ltd...................................  3,992,081   2,524,604
    REA Group, Ltd.......................................     58,809   3,250,189
#   Reckon, Ltd..........................................    132,862      66,781
    Reece, Ltd...........................................     87,381     631,863
#   Regis Healthcare, Ltd................................    537,187   1,166,898
    Regis Resources, Ltd.................................  2,225,179   8,421,137
#   Reject Shop, Ltd. (The)..............................    140,659     283,223
#   Reliance Worldwide Corp., Ltd........................  1,363,286   4,771,101
#   Resolute Mining, Ltd.................................  3,538,205   2,913,388
#*  Retail Food Group, Ltd...............................    617,395     136,853
    Ridley Corp., Ltd....................................  1,100,847   1,119,020
    Rio Tinto, Ltd.......................................    734,474  46,702,036
    Ruralco Holdings, Ltd................................     96,772     213,280
    RXP Services, Ltd....................................    258,944      94,160
    Salmat, Ltd..........................................     68,805      28,529
    Sandfire Resources NL................................  1,292,478   6,593,441
    Santos, Ltd..........................................  3,335,641  15,738,225
*   Saracen Mineral Holdings, Ltd........................  3,330,019   8,174,171
#   SeaLink Travel Group, Ltd............................    194,403     593,507
    Seek, Ltd............................................    586,910   7,276,227
    Select Harvests, Ltd.................................    432,922   1,896,982
#*  Senex Energy, Ltd....................................  6,242,399   1,573,558
    Servcorp, Ltd........................................    166,522     355,442
#   Service Stream, Ltd..................................  1,657,336   2,333,315
    Seven Group Holdings, Ltd............................    393,859   4,542,256
*   Seven West Media, Ltd................................  8,014,019   3,150,330
    SG Fleet Group, Ltd..................................    251,518     519,230
#   Sigma Healthcare, Ltd................................ 16,581,248   6,515,200
    Silver Chef, Ltd.....................................    174,432     250,177
#*  Silver Lake Resources, Ltd...........................  2,848,688   1,173,447
#   Sims Metal Management, Ltd...........................    821,061   6,215,838
    SmartGroup Corp., Ltd................................    304,541   2,324,959
    Sonic Healthcare, Ltd................................    405,269   6,797,820
    South32, Ltd., ADR...................................    476,677   6,080,015
    South32, Ltd.........................................  2,980,104   7,625,369

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES      VALUE>>
                                                          ---------- --------------
AUSTRALIA -- (Continued)
    Southern Cross Media Group, Ltd......................  3,316,369 $    2,536,701
    Spark Infrastructure Group...........................  5,186,250      9,113,023
#   SpeedCast International, Ltd.........................  1,370,682      2,904,686
#   SRG Global, Ltd......................................     67,086         23,209
    St Barbara, Ltd......................................  3,592,943     13,101,598
    Star Entertainment Grp, Ltd. (The)...................  2,484,508      8,039,157
    Steadfast Group, Ltd.................................    746,295      1,436,064
    Suncorp Group, Ltd...................................  1,403,572     13,274,567
    Sundance Energy Australia, Ltd.......................  3,488,611      1,222,817
    Sunland Group, Ltd...................................    373,663        412,600
#   Super Retail Group, Ltd..............................  1,284,977      6,815,582
#*  Superloop, Ltd.......................................    143,008        149,921
    Sydney Airport.......................................  1,062,864      5,073,357
#*  Syrah Resources, Ltd.................................  1,212,794      1,383,451
    Tabcorp Holdings, Ltd................................  2,997,717     10,159,124
    Tassal Group, Ltd....................................    935,167      2,969,008
#   Technology One, Ltd..................................  1,095,710      5,569,643
    Telstra Corp., Ltd...................................  3,340,119      7,572,833
    Telstra Corp., Ltd., ADR.............................     35,561        400,950
*   Terracom, Ltd........................................    106,417         46,206
#   Thorn Group, Ltd.....................................    698,747        309,933
*   Tiger Resources, Ltd.................................  1,677,917              2
    TPG Telecom, Ltd.....................................  1,685,960      8,563,185
    Transurban Group.....................................  1,068,590      9,476,533
    Treasury Wine Estates, Ltd...........................    244,301      2,749,366
*   Troy Resources, Ltd..................................  1,614,217        123,684
#   Villa World, Ltd.....................................    476,818        648,023
#*  Village Roadshow, Ltd................................    421,395        936,424
#*  Virgin Australia Holdings, Ltd....................... 10,144,397      1,326,333
    Virtus Health, Ltd...................................    451,053      1,379,572
    Vita Group, Ltd......................................    831,531        702,913
#*  Vocus Group, Ltd.....................................  2,539,409      6,242,995
#   Webjet, Ltd..........................................    249,097      2,174,432
#   Webster, Ltd.........................................     31,325         35,057
    Wesfarmers, Ltd......................................    759,543     17,817,782
    Western Areas, Ltd...................................  1,305,889      2,242,477
#*  Westgold Resources, Ltd..............................    989,836        734,207
    Westpac Banking Corp.................................  2,574,926     46,019,130
    Westpac Banking Corp., Sponsored ADR.................    258,942      4,622,115
    Whitehaven Coal, Ltd.................................  5,270,315     19,070,895
    Woodside Petroleum, Ltd..............................    975,531     24,401,365
    Woolworths Group, Ltd................................    669,978     14,316,083
    WorleyParsons, Ltd...................................    904,546      9,162,852
    WPP AUNZ, Ltd........................................  1,160,742        465,024
*   Xero, Ltd............................................     31,488      1,003,195
                                                                     --------------
TOTAL AUSTRALIA..........................................             1,718,168,592
                                                                     --------------
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG...............................     50,416      1,054,295
    ANDRITZ AG...........................................    281,148     13,879,732
    Atrium European Real Estate, Ltd.....................    533,410      2,058,611
    Austria Technologie & Systemtechnik AG...............    204,706      4,226,073
    CA Immobilien Anlagen AG.............................    221,034      7,913,200
    DO & CO AG...........................................     27,649      2,634,621
    Erste Group Bank AG..................................    524,792     18,318,074
    EVN AG...............................................     97,542      1,578,566
#   FACC AG..............................................     84,520      1,563,440
    Flughafen Wien AG....................................     13,245        548,908
#   IMMOFINANZ AG........................................    225,171      5,953,339

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES     VALUE>>
                                                               --------- ------------
AUSTRIA -- (Continued)
    Kapsch TrafficCom AG......................................    17,389 $    696,701
#   Lenzing AG................................................    47,903    4,686,495
    Mayr Melnhof Karton AG....................................    21,447    2,821,683
    Oberbank AG...............................................     2,814      293,745
    Oesterreichische Post AG..................................   107,282    4,036,728
    OMV AG....................................................   361,928   17,996,060
    Palfinger AG..............................................    40,182    1,246,244
#   POLYTEC Holding AG........................................    60,648      670,250
#   Porr AG...................................................    47,223    1,080,738
    Raiffeisen Bank International AG..........................   676,330   17,890,793
    Rosenbauer International AG...............................     3,859      177,656
    S IMMO AG.................................................   167,893    3,237,629
    Schoeller-Bleckmann Oilfield Equipment AG.................    37,482    2,915,112
#*  Semperit AG Holding.......................................    39,636      635,813
    Strabag SE................................................    72,710    2,545,936
    Telekom Austria AG........................................   449,927    3,439,902
    Telekom Austria AG, ADR...................................     4,200       64,113
    UBM Development AG........................................       858       37,115
    UNIQA Insurance Group AG..................................   603,952    5,514,025
    Verbund AG................................................    68,584    3,505,145
    Vienna Insurance Group AG Wiener Versicherung Gruppe......   163,210    3,958,216
    Voestalpine AG............................................   627,528   20,053,274
    Wienerberger AG...........................................   288,578    6,478,592
*   Zumtobel Group AG.........................................    87,902      794,051
                                                                         ------------
TOTAL AUSTRIA.................................................            164,504,875
                                                                         ------------
BELGIUM -- (1.1%)
    Ackermans & van Haaren NV.................................    83,944   13,433,672
    Ageas.....................................................   829,969   38,590,559
*   AGFA-Gevaert NV........................................... 1,637,695    6,441,644
    Anheuser-Busch InBev SA/NV................................   522,717   39,937,280
#   Anheuser-Busch InBev SA/NV, Sponsored ADR.................   118,114    9,028,634
#*  Argenx SE, ADR............................................     6,193      657,139
*   Argenx SE.................................................     2,099      222,716
    Atenor....................................................     1,066       68,345
    Banque Nationale de Belgique..............................        92      256,116
    Barco NV..................................................    38,074    4,657,477
#   Bekaert SA................................................   225,314    6,068,632
#*  Biocartis NV..............................................    20,846      291,407
#   bpost SA..................................................   375,963    3,446,606
#*  Celyad SA.................................................     6,859      151,938
#*  Celyad SA, Sponsored ADR..................................       600       12,960
    Cie d'Entreprises CFE.....................................    55,045    5,842,998
    Cie Immobiliere de Belgique SA............................     5,069      320,463
    Colruyt SA................................................   305,391   21,932,086
    Deceuninck NV.............................................   283,216      700,663
    D'ieteren SA..............................................   123,856    4,692,777
#   Econocom Group SA.........................................   458,105    1,661,166
    Elia System Operator SA...................................    73,144    5,352,051
#   Euronav NV................................................   449,668    3,520,787
*   Euronav NV................................................   118,314      920,483
    EVS Broadcast Equipment SA................................    52,279    1,282,743
*   Exmar NV..................................................   139,830    1,006,515
    Fagron....................................................   163,035    2,972,658
*   Galapagos NV..............................................    32,529    3,347,062
    Gimv NV...................................................    25,300    1,447,959
#*  Ion Beam Applications.....................................    18,409      261,660
    Jensen-Group NV...........................................     9,610      385,237
    KBC Group NV..............................................   393,379   26,706,498

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
BELGIUM -- (Continued)
    Kinepolis Group NV...................................    61,043 $  3,621,438
    Lotus Bakeries.......................................       388    1,032,708
#*  MDxHealth............................................    25,853       35,850
#   Melexis NV...........................................    72,824    5,134,842
#*  Nyrstar NV........................................... 2,736,407    1,773,205
#   Ontex Group NV.......................................   346,934    7,387,900
    Orange Belgium SA....................................   207,399    3,969,430
*   Oxurion NV...........................................   139,163      599,087
#   Picanol..............................................     5,463      457,853
    Proximus SADP........................................   433,462   11,636,610
    Recticel SA..........................................   257,044    2,091,160
    Resilux..............................................     5,708      850,050
    Roularta Media Group NV..............................     8,176      140,866
    Sioen Industries NV..................................    42,701    1,170,964
    Sipef NV.............................................    15,936      935,370
#   Solvay SA............................................   243,851   26,548,002
    Telenet Group Holding NV.............................   133,613    6,185,004
    TER Beke SA..........................................     1,906      306,232
*   Tessenderlo Group SA.................................   226,149    8,008,789
    UCB SA...............................................   285,568   24,745,350
#   Umicore SA...........................................   240,800   10,180,358
    Van de Velde NV......................................    23,291      681,323
*   Viohalco SA..........................................   172,079      535,044
                                                                    ------------
TOTAL BELGIUM............................................            323,646,366
                                                                    ------------
CANADA -- (9.0%)
*   5N Plus, Inc.........................................   279,292      684,440
#   Absolute Software Corp...............................   131,563      825,054
#   Acadian Timber Corp..................................    43,726      585,032
#*  Advantage Oil & Gas, Ltd............................. 5,848,644    9,124,944
    Aecon Group, Inc.....................................   304,523    4,234,282
#*  Africa Oil Corp......................................   435,095      400,674
#   AG Growth International, Inc.........................    54,364    2,082,791
    AGF Management, Ltd., Class B........................ 1,067,563    4,411,787
    Agnico Eagle Mines, Ltd..............................       159        6,919
    Agnico Eagle Mines, Ltd..............................    74,072    3,228,058
#   AGT Food & Ingredients, Inc..........................    92,518    1,153,350
#*  Aimia, Inc...........................................   549,492    1,522,243
*   Air Canada...........................................   364,480    8,230,238
#   AirBoss of America Corp..............................    86,301      550,403
#   AKITA Drilling, Ltd., Class A........................    52,514      135,087
*   Alacer Gold Corp..................................... 2,136,898    4,927,738
    Alamos Gold, Inc., Class A........................... 2,731,188   12,159,863
#   Alamos Gold, Inc., Class A...........................   371,373    1,656,323
#   Alaris Royalty Corp..................................   310,284    4,441,906
#   Alcanna, Inc.........................................   153,160      546,688
#*  Alexco Resource Corp.................................    12,200       13,556
    Algoma Central Corp..................................    13,160      140,819
    Algonquin Power & Utilities Corp.....................   708,679    7,825,969
    Alimentation Couche-Tard, Inc., Class B..............   225,059   12,226,273
#*  Alio Gold, Inc.......................................   380,558      324,385
#   AltaGas, Ltd.........................................   384,144    3,932,217
#   Altius Minerals Corp.................................   188,326    1,675,506
    Altus Group, Ltd.....................................   145,365    2,728,187
#*  Americas Silver Corp.................................    51,477       90,892
#*  Amerigo Resources, Ltd...............................   502,800      355,877
    Andrew Peller, Ltd., Class A.........................    85,169      950,896
#   ARC Resources, Ltd................................... 1,934,939   13,989,817
*   Argonaut Gold, Inc................................... 1,424,442    1,918,842

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
CANADA -- (Continued)
*   Aritzia, Inc.........................................   145,396 $ 1,884,466
#*  Asanko Gold, Inc.....................................   750,013     599,348
    Atco, Ltd., Class I..................................   139,872   4,423,061
#*  Athabasca Oil Corp................................... 2,613,956   1,949,600
*   ATS Automation Tooling Systems, Inc..................   191,967   2,471,998
#*  Aurora Cannabis, Inc.................................   127,700     903,847
#   AutoCanada, Inc......................................   325,694   2,778,667
*   B2Gold Corp.......................................... 6,149,554  19,469,650
#   Badger Daylighting, Ltd..............................   150,658   4,008,527
    Bank of Montreal.....................................   285,012  20,862,631
    Bank of Montreal.....................................   847,416  62,022,377
    Bank of Nova Scotia (The)............................   292,375  16,644,201
    Bank of Nova Scotia (The)............................   971,369  55,309,751
    Barrick Gold Corp....................................   731,208   9,788,766
    Barrick Gold Corp.................................... 4,637,776  62,099,821
    Barrick Gold Corp....................................   262,272   3,479,439
*   Bausch Health Cos., Inc.............................. 1,821,011  44,705,820
#*  Baytex Energy Corp................................... 6,001,393  10,094,051
    BCE, Inc.............................................    98,063   4,263,738
#   BCE, Inc.............................................    18,939     823,846
#*  Bellatrix Exploration, Ltd...........................   234,033     117,555
    Birchcliff Energy, Ltd............................... 1,188,499   2,840,205
    Bird Construction, Inc...............................   113,203     548,806
*   Black Diamond Group, Ltd.............................   375,553     568,782
*   BlackBerry, Ltd......................................    63,502     511,322
*   BlackBerry, Ltd......................................   161,026   1,299,480
    BMTC Group, Inc......................................     7,200      81,647
#*  BNK Petroleum, Inc...................................   199,000      39,377
#*  Bombardier, Inc., Class A............................   275,990     440,046
*   Bombardier, Inc., Class B............................ 2,651,100   4,015,137
#   Bonavista Energy Corp................................ 5,570,729   5,172,411
#   Bonterra Energy Corp.................................   167,954     750,325
#   Boralex, Inc., Class A...............................   432,848   6,156,954
    Brookfield Asset Management, Inc., Class A...........   152,497   6,562,031
    Brookfield Asset Management, Inc., Class A...........   155,044   6,674,644
#   Brookfield Real Estate Services, Inc.................    32,200     374,701
    BRP, Inc.............................................   111,940   3,222,018
#*  BSM Technologies, Inc................................   135,800      79,581
    CAE, Inc.............................................   236,115   5,017,185
    CAE, Inc.............................................   240,954   5,125,092
    Caledonia Mining Corp. P.L.C.........................     7,193      42,919
#*  Calfrac Well Services, Ltd...........................   850,068   1,817,947
    Calian Group, Ltd....................................    15,095     350,507
    Cameco Corp..........................................   827,012  10,020,192
    Cameco Corp..........................................   505,755   6,129,751
    Canaccord Genuity Group, Inc.........................   599,619   2,724,399
#*  Canacol Energy, Ltd..................................   738,579   2,428,298
    Canadian Imperial Bank of Commerce...................    95,310   8,081,348
#   Canadian Imperial Bank of Commerce...................   444,500  37,689,155
    Canadian National Railway Co.........................   105,500   8,804,045
    Canadian National Railway Co.........................   127,090  10,614,557
    Canadian Natural Resources, Ltd......................   289,011   7,757,843
    Canadian Natural Resources, Ltd...................... 2,471,877  66,394,616
    Canadian Pacific Railway, Ltd........................    50,372  10,324,353
    Canadian Pacific Railway, Ltd........................     1,271     260,428
#   Canadian Tire Corp., Ltd., Class A...................   110,915  12,615,584
    Canadian Utilities, Ltd., Class A....................    86,059   2,212,469
#   Canadian Western Bank................................   645,008  14,442,053
*   Canfor Corp..........................................   544,230   7,505,192

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
CANADA -- (Continued)
    Canfor Pulp Products, Inc............................   237,770 $ 3,349,536
#*  Canopy Growth Corp...................................    50,900   2,495,512
#   CanWel Building Materials Group, Ltd.................   291,340   1,119,728
    Capital Power Corp...................................   326,269   7,141,441
#*  Capstone Mining Corp................................. 4,532,514   2,000,729
#   Cardinal Energy, Ltd.................................   548,186     909,506
    Cargojet, Inc........................................     7,533     438,868
    Cascades, Inc........................................   533,033   4,044,552
#   CCL Industries, Inc., Class B........................   206,500   8,706,648
*   Celestica, Inc.......................................   393,537   3,907,822
*   Celestica, Inc.......................................   180,887   1,797,926
    Cenovus Energy, Inc..................................   803,908   6,277,329
    Cenovus Energy, Inc..................................   901,966   7,026,315
*   Centerra Gold, Inc................................... 1,385,662   7,023,486
    Cervus Equipment Corp................................    36,871     371,530
#   CES Energy Solutions Corp............................   981,947   2,481,117
*   CGI Group, Inc.......................................   127,986   8,461,619
    CGI, Inc.............................................    60,019   3,961,854
#   Chesswood Group, Ltd.................................    44,823     389,914
#*  China Gold International Resources Corp., Ltd........ 2,774,429   3,462,889
    CI Financial Corp....................................   460,140   6,194,967
#   Cineplex, Inc........................................   440,560   9,535,771
    Clairvest Group, Inc.................................       516      19,734
*   Clarke, Inc..........................................       600       5,708
#   Clearwater Seafoods, Inc.............................   155,233     603,707
#   Cogeco Communications, Inc...........................   146,269   8,338,986
    Cogeco, Inc..........................................    57,415   2,945,143
    Colliers International Group, Inc....................    14,396     919,341
    Colliers International Group, Inc....................    69,017   4,416,398
#   Computer Modelling Group, Ltd........................   324,275   1,680,667
#*  Conifex Timber, Inc..................................    28,900      45,529
    Constellation Software, Inc..........................    20,424  15,242,728
#*  Continental Gold, Inc................................   713,547   1,270,748
#*  Copper Mountain Mining Corp.......................... 1,645,031   1,101,737
    Corby Spirit and Wine, Ltd...........................    39,585     576,324
*   Corridor Resources, Inc..............................    13,700       7,403
#   Corus Entertainment, Inc., Class B................... 2,285,042   9,686,582
#   Cott Corp............................................   711,593  10,801,982
    Cott Corp............................................   183,186   2,772,989
    Crescent Point Energy Corp........................... 1,670,791   4,984,588
    Crescent Point Energy Corp...........................   501,959   1,500,857
#*  Crew Energy, Inc..................................... 5,087,833   3,484,950
*   CRH Medical Corp.....................................   238,755     761,356
#*  Delphi Energy Corp................................... 4,257,803   1,263,780
#*  Denison Mines Corp................................... 2,762,214   1,387,466
*   Descartes Systems Group, Inc. (The)..................    41,462   1,288,716
*   Descartes Systems Group, Inc. (The)..................     8,468     263,016
*   Detour Gold Corp.....................................   857,297   8,586,345
#   DHX Media, Ltd.......................................   421,277     801,547
#*  DIRTT Environmental Solutions........................    95,532     506,761
#   Dollarama, Inc.......................................   252,972   6,809,711
    Dorel Industries, Inc., Class B......................   317,164   3,941,770
*   DREAM Unlimited Corp., Class A.......................    34,440     187,933
*   Dundee Precious Metals, Inc..........................   775,167   2,507,295
#*  Eastmain Resources, Inc..............................   103,500      11,816
*   Echelon Financial Holdings, Inc......................     7,778      84,472
    ECN Capital Corp..................................... 1,039,947   3,023,401
*   eCobalt Solutions, Inc...............................    23,800       8,060
    E-L Financial Corp., Ltd.............................       139      81,722

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
CANADA -- (Continued)
#*  Eldorado Gold Corp...................................   831,417 $ 3,113,186
#*  Eldorado Gold Corp...................................    39,059     146,471
    Element Fleet Management Corp........................ 1,091,336   5,880,482
#   Emera, Inc...........................................    40,782   1,427,735
#   Empire Co., Ltd., Class A............................   598,127  13,446,989
    Enbridge, Inc........................................   387,222  14,148,582
    Enbridge, Inc........................................   409,997  15,014,090
    Encana Corp.......................................... 1,219,644   8,372,608
    Encana Corp..........................................   937,667   6,451,149
#*  Endeavour Mining Corp................................   234,173   4,034,918
#*  Endeavour Silver Corp................................   192,213     427,156
    Enerflex, Ltd........................................   435,740   5,757,028
*   Energy Fuels, Inc....................................   220,413     632,412
#   Enerplus Corp........................................   509,695   4,410,542
    Enerplus Corp........................................ 1,245,435  10,785,467
    Enghouse Systems, Ltd................................   163,492   4,474,426
    Ensign Energy Services, Inc.......................... 2,362,140   9,060,608
*   Epsilon Energy, Ltd..................................    89,493     380,051
#   Equitable Group, Inc.................................    69,336   3,519,173
#*  Essential Energy Services Trust......................   840,850     182,383
    Evertz Technologies, Ltd.............................   106,626   1,311,371
#   Exchange Income Corp.................................   102,091   2,261,005
    Exco Technologies, Ltd...............................   185,052   1,404,139
#*  EXFO, Inc............................................       198         648
#   Extendicare, Inc.....................................   357,597   1,986,726
    Fairfax Financial Holdings, Ltd......................    51,596  24,406,936
    Fiera Capital Corp...................................   153,104   1,401,759
    Finning International, Inc...........................   520,563   9,864,925
#   Firm Capital Mortgage Investment Corp................   129,018   1,324,596
    First Capital Realty, Inc............................   265,864   4,152,007
#*  First Majestic Silver Corp...........................   165,958   1,015,489
#*  First Majestic Silver Corp...........................   127,578     780,777
#   First National Financial Corp........................    70,735   1,550,953
#   First Quantum Minerals, Ltd.......................... 1,518,261  17,575,061
    FirstService Corp....................................    84,949   6,904,655
    FirstService Corp....................................    13,106   1,064,778
#*  Fission Uranium Corp................................. 1,807,387     770,301
    Fortis, Inc..........................................   178,102   6,351,733
    Fortis, Inc..........................................    75,132   2,680,710
*   Fortuna Silver Mines, Inc............................ 1,189,682   4,789,693
#   Franco-Nevada Corp...................................    36,170   2,808,239
#   Freehold Royalties, Ltd..............................   303,693   2,059,367
#   Frontera Energy Corp.................................    24,372     218,874
    Gamehost, Inc........................................    80,128     603,117
*   GDI Integrated Facility Services, Inc................     3,600      53,701
*   Gear Energy, Ltd..................................... 1,202,965     558,475
#   Genworth MI Canada, Inc..............................   246,215   8,378,000
    George Weston, Ltd...................................   211,646  15,373,107
    Gibson Energy, Inc...................................   192,285   2,913,653
    Gildan Activewear, Inc...............................   163,400   5,530,194
    Gildan Activewear, Inc...............................    85,280   2,889,286
*   Glacier Media, Inc...................................    28,375      12,741
#   Gluskin Sheff & Associates, Inc......................   140,999   1,073,093
#   GMP Capital, Inc.....................................   244,535     435,490
#   goeasy, Ltd..........................................    82,351   2,614,148
    Goldcorp, Inc........................................ 1,885,018  21,093,351
*   Golden Star Resources, Ltd...........................   199,826     763,443
*   Gran Tierra Energy, Inc..............................    49,235     116,687
*   Gran Tierra Energy, Inc.............................. 2,698,444   6,345,897

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
CANADA -- (Continued)
#   Granite Oil Corp.....................................   478,925 $   236,920
#*  Great Canadian Gaming Corp...........................   233,910   9,559,699
#*  Great Panther Silver, Ltd............................    98,337      77,834
    Great-West Lifeco, Inc...............................   264,138   5,668,931
    Guardian Capital Group, Ltd., Class A................     6,617     115,726
#*  Guyana Goldfields, Inc...............................   830,807   1,087,551
*   Heroux-Devtek, Inc...................................   154,359   1,487,260
    High Arctic Energy Services, Inc.....................   117,000     337,479
#   High Liner Foods, Inc................................   103,090     586,866
#*  Home Capital Group, Inc..............................   645,820   8,267,204
    Horizon North Logistics, Inc.........................   806,168   1,135,059
    Hudbay Minerals, Inc.................................   225,751   1,352,248
    Hudbay Minerals, Inc................................. 4,929,683  29,526,698
#   Hudson's Bay Co......................................   504,954   3,128,221
    Husky Energy, Inc.................................... 1,558,927  18,496,649
    Hydro One, Ltd.......................................   175,744   2,753,962
*   IA Financial Crop., Inc..............................   387,099  14,379,773
*   IAMGOLD Corp......................................... 2,554,732   9,566,027
*   IBI Group, Inc.......................................    78,700     233,593
    IGM Financial, Inc...................................   125,080   3,215,649
#*  Imperial Metals Corp.................................   149,442     202,448
#   Imperial Oil, Ltd....................................   263,317   7,501,901
*   Indigo Books & Music, Inc............................    13,523     104,051
    Information Services Corp............................    13,744     165,792
    Innergex Renewable Energy, Inc.......................   410,895   4,496,870
    Intact Financial Corp................................    56,112   4,435,323
    Inter Pipeline, Ltd..................................   479,456   7,706,618
*   Interfor Corp........................................   525,210   7,158,957
*   Intertain Group, Ltd. (The)..........................     9,266      84,624
#   Intertape Polymer Group, Inc.........................   240,434   3,606,647
    Invesque, Inc........................................    82,683     641,620
#*  Ivanhoe Mines, Ltd., Class A......................... 1,173,663   2,536,781
#   Just Energy Group, Inc...............................   369,329   1,357,631
    Just Energy Group, Inc...............................     6,432      23,670
#   K-Bro Linen, Inc.....................................    22,464     630,862
#*  Kelt Exploration, Ltd................................   914,003   3,137,223
#   Keyera Corp..........................................   509,455  10,825,361
*   Kinaxis, Inc.........................................    70,759   4,207,467
    Kingsway Financial Services, Inc.....................    14,675      31,845
*   Kinross Gold Corp.................................... 9,816,525  32,797,705
*   Kinross Gold Corp....................................    52,598     176,729
    Kirkland Lake Gold, Ltd..............................   981,289  31,568,238
*   Knight Therapeutics, Inc.............................   546,656   3,278,397
#   KP Tissue, Inc.......................................    39,140     258,858
#   Labrador Iron Ore Royalty Corp.......................   233,097   5,382,368
#*  Largo Resources, Ltd.................................   590,400   1,289,583
    Lassonde Industries, Inc., Class A...................     1,900     297,157
#   Laurentian Bank of Canada............................   261,871   8,803,107
#*  Leagold Mining Corp..................................   214,200     358,644
    Leon's Furniture, Ltd................................    74,494     816,404
#   Linamar Corp.........................................   319,294  12,378,581
    Loblaw Cos., Ltd.....................................   318,360  15,417,043
#   Lucara Diamond Corp.................................. 2,135,513   2,714,188
#*  Lundin Gold, Inc.....................................    72,700     294,352
    Lundin Mining Corp................................... 5,717,640  26,108,939
    Magellan Aerospace Corp..............................    94,088   1,125,662
    Magna International, Inc.............................   379,575  20,088,775
    Magna International, Inc.............................   562,191  29,745,526
#*  Mainstreet Equity Corp...............................    18,782     614,655

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
CANADA -- (Continued)
*   Major Drilling Group International, Inc..............   558,726 $ 2,092,113
#*  Mandalay Resources Corp..............................   423,480      46,733
    Manulife Financial Corp..............................   405,767   6,519,077
    Manulife Financial Corp.............................. 1,467,342  23,594,859
    Maple Leaf Foods, Inc................................   308,243   6,864,181
#*  Marathon Gold Corp...................................   329,000     225,351
    Martinrea International, Inc.........................   647,754   6,206,646
*   Maxim Power Corp.....................................    24,537      37,348
#   Mediagrif Interactive Technologies, Inc..............    10,600      83,859
#   Medical Facilities Corp..............................   392,288   5,159,052
*   MEG Energy Corp...................................... 1,561,826   6,454,367
    Melcor Developments, Ltd.............................     4,424      42,693
    Methanex Corp........................................   123,400   6,724,335
    Methanex Corp........................................   176,329   9,622,274
    Metro, Inc...........................................   465,598  16,927,295
    Morguard Corp........................................     2,345     326,064
#   Morneau Shepell, Inc.................................   217,422   4,375,081
#   Mountain Province Diamonds, Inc......................    32,000      38,236
    MTY Food Group, Inc..................................    51,565   2,767,896
#   Mullen Group, Ltd....................................   499,260   4,574,824
#   National Bank of Canada..............................   978,670  46,030,523
*   New Gold, Inc........................................ 8,109,691   9,196,270
    NFI Group, Inc.......................................   273,935   7,178,037
#   Norbord, Inc.........................................    89,592   2,591,037
    Norbord, Inc.........................................    61,484   1,778,117
    North American Construction Group, Ltd...............    95,400     997,600
    North American Construction Group, Ltd...............     9,700     101,268
    North West Co., Inc. (The)...........................   206,459   4,897,696
    Northland Power, Inc.................................   433,380   7,873,040
    Nutrien, Ltd.........................................   196,222  10,165,411
    Nutrien, Ltd.........................................   442,850  22,948,508
*   NuVista Energy, Ltd.................................. 1,187,779   3,570,704
#*  Obsidian Energy, Ltd................................. 2,422,554     977,171
*   Obsidian Energy, Ltd.................................   156,120      61,012
#   OceanaGold Corp...................................... 4,099,105  14,631,304
    Onex Corp............................................    57,524   3,251,937
    Open Text Corp.......................................   202,900   7,212,953
    Open Text Corp.......................................    76,991   2,743,959
*   Orbite Technologies, Inc.............................   174,500         873
    Osisko Gold Royalties, Ltd...........................   483,067   4,727,912
#*  Painted Pony Energy, Ltd............................. 2,555,928   2,626,053
    Pan American Silver Corp.............................   236,703   3,530,869
    Pan American Silver Corp.............................   710,873  10,599,116
#*  Paramount Resources, Ltd., Class A...................   580,191   3,422,107
*   Parex Resources, Inc.................................   804,482  12,061,567
    Parkland Fuel Corp...................................   410,937  11,756,248
    Pason Systems, Inc...................................   274,510   4,318,370
    Pembina Pipeline Corp................................    25,060     892,955
    Pembina Pipeline Corp................................    72,307   2,575,575
#*  Pengrowth Energy Corp................................ 2,468,480   1,446,577
#   Peyto Exploration & Development Corp................. 1,013,161   5,212,502
*   PHX Energy Services Corp.............................   194,326     380,089
#*  Pine Cliff Energy, Ltd...............................   252,200      49,904
    Pizza Pizza Royalty Corp.............................   114,891     873,520
*   Points International, Ltd............................     6,420      69,235
    Polaris Infrastructure, Inc..........................    67,204     564,658
    Pollard Banknote, Ltd................................    23,300     414,061
#   PrairieSky Royalty, Ltd..............................   110,877   1,601,618
*   Precision Drilling Corp.............................. 1,455,985   3,202,402

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
CANADA -- (Continued)
*   Precision Drilling Corp..............................   455,094 $   992,105
*   Premier Gold Mines, Ltd..............................   855,591   1,146,041
    Premium Brands Holdings Corp.........................   108,354   6,383,563
#*  Pretium Resources, Inc...............................   241,256   1,894,868
*   Pulse Seismic, Inc...................................   187,026     358,694
#   Quarterhill, Inc.....................................   785,564     759,288
    Quebecor, Inc., Class B..............................   374,838   8,823,577
#*  Questerre Energy Corp., Class A......................   145,025      32,560
#*  Real Matters, Inc....................................     3,500      10,761
    Recipe Unlimited Corp................................    83,967   1,744,586
    Reitmans Canada, Ltd., Class A.......................   180,779     499,431
    Restaurant Brands International, Inc.................    71,749   4,497,315
#   Richelieu Hardware, Ltd..............................   177,191   3,170,410
#   Ritchie Bros Auctioneers, Inc........................    41,200   1,480,936
    Rocky Mountain Dealerships, Inc......................   111,070     741,340
    Rogers Communications, Inc., Class B.................    36,400   1,969,110
    Rogers Communications, Inc., Class B.................    71,767   3,880,442
#   Rogers Sugar, Inc....................................   602,064   2,653,031
*   Roxgold, Inc......................................... 1,084,000     717,744
    Royal Bank of Canada.................................   304,065  23,145,920
    Royal Bank of Canada.................................   699,021  53,251,420
    Russel Metals, Inc...................................   439,477   7,769,741
#*  Sabina Gold & Silver Corp............................ 1,097,598   1,119,359
#*  Sandstorm Gold, Ltd.................................. 1,158,908   6,077,001
#   Saputo, Inc..........................................   179,384   5,258,854
#   Savaria Corp.........................................    36,700     404,162
*   Seabridge Gold, Inc..................................    31,005     431,280
#   Secure Energy Services, Inc..........................   812,770   5,022,788
*   SEMAFO, Inc.......................................... 1,568,990   3,546,482
*   Seven Generations Energy, Ltd., Class A.............. 2,017,293  15,659,948
    Shaw Communications, Inc., Class B...................   231,048   4,691,473
#   Shaw Communications, Inc., Class B...................   350,118   7,117,899
#   ShawCor, Ltd.........................................   270,251   4,169,099
*   Shopify, Inc., Class A...............................    11,613   1,956,442
#   Sienna Senior Living, Inc............................   183,305   2,410,678
#*  Sierra Wireless, Inc.................................    53,826     838,144
#*  Sierra Wireless, Inc.................................    84,028   1,305,795
    Sleep Country Canada Holdings, Inc...................   142,863   2,252,842
#   SNC-Lavalin Group, Inc...............................   208,605   5,805,917
*   Solium Capital, Inc..................................    18,806     187,924
*   Southern Pacific Resource Corp.......................   665,787          66
#*  Spin Master Corp.....................................    45,800   1,450,389
#*  Sprott Resource Holdings, Inc........................     4,449       3,657
#   Sprott, Inc..........................................   612,417   1,188,526
*   SSR Mining, Inc......................................   426,933   5,855,122
*   SSR Mining, Inc......................................   271,594   3,726,270
    Stantec, Inc.........................................   257,429   6,120,539
#   Stantec, Inc.........................................    70,845   1,686,111
*   Stars Group, Inc. (The)..............................   353,663   6,403,320
#*  Stars Group, Inc. (The)..............................   118,266   2,141,797
#   Stella-Jones, Inc....................................   143,409   4,627,681
#*  STEP Energy Services, Ltd............................    39,900      63,162
#*  Stornoway Diamond Corp............................... 1,328,571     197,170
*   Strad Energy Services, Ltd...........................     1,000         997
#*  Street Capital Group, Inc............................    73,300      33,472
#   Stuart Olson, Inc....................................   201,701     833,545
    Sun Life Financial, Inc..............................   241,526   8,712,913
#   Sun Life Financial, Inc..............................   373,530  13,480,698
    Suncor Energy, Inc...................................   804,361  25,943,787

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
CANADA -- (Continued)
    Suncor Energy, Inc................................... 2,387,585 $77,166,747
*   SunOpta, Inc.........................................   104,900     436,384
#*  SunOpta, Inc.........................................   115,193     479,551
#   Superior Plus Corp...................................   993,775   8,213,704
    Supremex, Inc........................................    91,498     178,964
#   Surge Energy, Inc.................................... 2,614,583   2,686,318
#*  Tahoe Resources, Inc................................. 2,696,210  10,218,902
*   Tahoe Resources, Inc.................................   617,617   2,340,768
*   Tamarack Valley Energy, Ltd.......................... 1,466,550   2,410,859
*   Taseko Mines, Ltd.................................... 1,765,483   1,021,171
#   Teck Resources, Ltd., Class A........................     5,209     126,266
    Teck Resources, Ltd., Class B........................   209,473   5,101,515
#   Teck Resources, Ltd., Class B........................ 2,272,029  55,346,626
    TELUS Corp...........................................    87,440   3,062,513
*   Teranga Gold Corp....................................   452,477   1,391,230
#*  Tervita Corp.........................................    69,862     374,311
    TFI International, Inc...............................   612,292  18,024,624
    Thomson Reuters Corp.................................   154,878   8,098,990
#   Timbercreek Financial Corp...........................    37,731     265,620
#*  TMAC Resources, Inc..................................   114,800     598,485
    TMX Group, Ltd.......................................   146,957   8,853,546
    TORC Oil & Gas, Ltd.................................. 1,359,365   4,883,141
*   Torex Gold Resources, Inc............................   410,920   4,469,003
    Toromont Industries, Ltd.............................   217,307   9,656,803
    Toronto-Dominion Bank (The)..........................   680,144  38,304,849
    Toronto-Dominion Bank (The)..........................   473,365  26,655,183
#   Torstar Corp., Class B...............................   165,786      97,154
    Total Energy Services, Inc...........................   240,394   1,774,664
    Tourmaline Oil Corp..................................   925,213  12,618,301
    TransAlta Corp....................................... 1,028,569   5,612,725
    TransAlta Corp.......................................   421,210   2,308,231
#   TransAlta Renewables, Inc............................   405,806   3,601,125
    TransCanada Corp.....................................    89,167   3,792,117
    TransCanada Corp.....................................   103,709   4,409,707
    Transcontinental, Inc., Class A......................   557,497   8,880,408
    TransGlobe Energy Corp...............................   382,883     699,356
    TransGlobe Energy Corp...............................    30,106      54,492
#*  Trevali Mining Corp.................................. 3,522,038     978,381
#*  Trican Well Service, Ltd............................. 2,011,547   2,036,118
#   Tricon Capital Group, Inc............................   479,675   3,756,502
*   Trisura Group, Ltd...................................    12,064     247,904
*   Trisura Group, Ltd...................................        58       1,190
*   Turquoise Hill Resources, Ltd........................ 1,956,519   3,275,879
*   Turquoise Hill Resources, Ltd........................   263,904     440,720
#   Uni-Select, Inc......................................   210,722   3,098,405
#   Valener, Inc.........................................   150,633   2,377,662
#   Vermilion Energy, Inc................................   221,097   5,418,256
    Vermilion Energy, Inc................................   237,706   5,835,682
    Wajax Corp...........................................   141,958   2,063,547
    Waste Connections, Inc...............................       134      11,236
*   Wesdome Gold Mines, Ltd..............................   380,151   1,469,742
    West Fraser Timber Co., Ltd..........................   361,841  21,554,317
#*  Western Energy Services Corp.........................   466,221     136,607
#   Western Forest Products, Inc......................... 2,926,173   4,476,280
    WestJet Airlines, Ltd................................    37,767     577,736
#   Westshore Terminals Investment Corp..................   302,841   5,036,018
    Wheaton Precious Metals Corp.........................   222,222   4,681,384
    Wheaton Precious Metals Corp.........................   183,172   3,861,266
#   Whitecap Resources, Inc.............................. 2,080,884   7,015,729

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES      VALUE>>
                                                          --------- --------------
CANADA -- (Continued)
    Winpak, Ltd..........................................   114,131 $    4,070,306
#   WSP Global, Inc......................................    91,909      4,717,335
    Yamana Gold, Inc..................................... 2,525,348      7,111,220
    Yamana Gold, Inc.....................................   135,431        383,270
*   Yangarra Resources, Ltd..............................   771,424      1,749,567
#*  Yellow Pages, Ltd....................................    91,812        398,985
    ZCL Composites, Inc..................................   184,242      1,390,982
                                                                    --------------
TOTAL CANADA.............................................            2,557,436,288
                                                                    --------------
CHINA -- (0.0%)
*   GCL New Energy Holdings, Ltd......................... 4,708,000        195,040
    Xinghua Port Holdings, Ltd...........................   335,000         40,651
                                                                    --------------
TOTAL CHINA..............................................                  235,691
                                                                    --------------
DENMARK -- (1.7%)
*   ALK-Abello A.S.......................................    23,387      3,616,247
    Alm Brand A.S........................................   415,251      3,574,457
#   Ambu A.S., Class B...................................   371,400      9,894,245
    AP Moller - Maersk A.S., Class A.....................     3,160      3,945,000
    AP Moller - Maersk A.S., Class B.....................     5,312      7,104,192
*   Bang & Olufsen A.S...................................   172,585      2,535,832
    BankNordik P/F.......................................     1,342         22,511
#*  Bavarian Nordic A.S..................................   145,014      3,378,826
    Brodrene Hartmann A.S................................    10,213        435,384
    Carlsberg A.S., Class B..............................   171,119     19,590,406
    Chr Hansen Holding A.S...............................   210,010     19,943,781
    Coloplast A.S., Class B..............................    39,319      3,591,759
    Columbus A.S.........................................   302,689        613,872
*   D/S Norden A.S.......................................   187,546      2,620,886
    Danske Bank A.S......................................   652,882     12,096,189
#   DFDS A.S.............................................   173,530      8,192,495
    Djurslands Bank A.S..................................     1,040         40,589
    DSV A.S..............................................   470,416     37,543,100
    FLSmidth & Co. A.S...................................   207,783      9,738,878
    Fluegger Group A.S., Class B.........................       350         15,772
*   Genmab A.S...........................................    19,056      2,777,867
    GN Store Nord A.S....................................   766,596     33,045,226
    GronlandsBANKEN A.S..................................        33          2,847
    H Lundbeck A.S.......................................   248,895     10,928,934
#*  H+H International A.S., Class B......................   136,345      2,139,335
    Harboes Bryggeri A.S., Class B.......................     2,462         30,468
    IC Group A.S.........................................    34,986        232,664
    ISS A.S..............................................   530,916     15,046,575
    Jeudan A.S...........................................     2,667        391,207
    Jyske Bank A.S.......................................   325,198     12,199,190
    Matas A.S............................................    98,744      1,121,416
*   Nilfisk Holding A.S..................................   209,424      7,740,794
#*  NKT A.S..............................................   159,663      2,889,881
    NNIT A.S.............................................    54,244      1,563,081
    Novo Nordisk A.S., Sponsored ADR.....................   595,283     27,990,207
    Novo Nordisk A.S., Class B...........................   600,030     28,121,054
    Novozymes A.S., Class B..............................   337,038     14,093,981
    Orsted A.S...........................................    56,590      4,089,338
#   Pandora A.S..........................................   233,401     10,136,039
    Parken Sport & Entertainment A.S.....................    10,398        150,498
    Per Aarsleff Holding A.S.............................    94,935      3,132,243
#   Ringkjoebing Landbobank A.S..........................    80,319      4,299,274
    Rockwool International A.S., Class A.................       590        137,417

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
DENMARK -- (Continued)
    Rockwool International A.S., Class B.................    28,368 $  7,608,750
    Royal Unibrew A.S....................................   287,279   21,635,926
    RTX A.S..............................................    27,668      725,165
#*  Santa Fe Group A.S...................................   214,872      432,570
    Scandinavian Tobacco Group A.S., Class A.............    47,871      619,339
    Schouw & Co., A.S....................................    60,080    4,862,212
    SimCorp A.S..........................................   126,381    9,974,241
    Solar A.S., Class B..................................    24,308    1,027,979
    Spar Nord Bank A.S...................................   271,094    2,301,393
    Sydbank A.S..........................................   368,212    8,511,157
    Tivoli A.S...........................................     1,281      126,636
*   TK Development A.S...................................   598,233      420,653
    Topdanmark A.S.......................................   319,685   15,231,189
*   TORM P.L.C...........................................     8,674       55,372
#   Tryg A.S.............................................   383,356    9,780,685
    United International Enterprises.....................     3,509      716,211
    Vestas Wind Systems A.S..............................   569,770   47,099,026
*   Vestjysk Bank A.S....................................    41,424       14,929
#*  William Demant Holding A.S...........................   340,622   10,760,477
*   Zealand Pharma A.S...................................    27,073      392,732
                                                                    ------------
TOTAL DENMARK............................................            473,050,599
                                                                    ------------
FINLAND -- (1.7%)
*   Afarak Group Oyj.....................................    18,424       16,548
    Ahlstrom-Munksjo Oyj.................................    58,584      912,907
    Aktia Bank Oyj.......................................   154,382    1,678,948
    Alandsbanken Abp, Class B............................     1,250       18,763
    Alma Media Oyj.......................................    59,478      397,323
    Amer Sports Oyj......................................   633,776   28,131,958
    Apetit Oyj...........................................     3,389       37,278
#   Asiakastieto Group Oyj...............................     9,514      247,099
    Aspo Oyj.............................................    25,687      260,505
    Atria Oyj............................................    54,112      512,383
#*  BasWare Oyj..........................................     8,919      373,677
#   Bittium Oyj..........................................   113,982      978,423
    Cargotec Oyj, Class B................................   180,748    6,042,317
*   Caverion Oyj.........................................   125,974      772,315
#   Citycon Oyj.......................................... 1,489,159    3,045,591
    Cramo Oyj............................................   212,233    4,055,027
    Digia Oyj............................................    14,070       46,795
    Elisa Oyj............................................   379,350   15,871,070
    Finnair Oyj..........................................   421,333    3,534,172
    Fiskars Oyj Abp......................................    95,884    1,807,299
    Fortum Oyj........................................... 1,062,203   24,141,678
    F-Secure Oyj.........................................   305,327      907,591
    Glaston Oyj ABP......................................    57,076       29,029
#   HKScan Oyj, Class A..................................   165,652      377,164
#   Huhtamaki Oyj........................................   647,668   21,346,813
    Ilkka-Yhtyma Oyj.....................................    29,672      123,595
    Kemira Oyj...........................................   707,052    8,599,719
    Kesko Oyj, Class A...................................     6,046      320,265
    Kesko Oyj, Class B...................................   366,466   21,087,429
    Kone Oyj, Class B....................................   185,860    9,037,083
#   Konecranes Oyj.......................................   366,479   12,689,748
    Lassila & Tikanoja Oyj...............................   176,549    3,093,154
#   Lehto Group Oyj......................................   143,598      765,767
    Metsa Board Oyj......................................   996,017    7,250,213
    Metso Oyj............................................   619,486   18,224,231
#   Neste Oyj............................................   424,141   38,859,863

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
FINLAND -- (Continued)
    Nokia Oyj............................................ 3,331,396 $ 21,046,611
    Nokia Oyj............................................ 1,186,596    7,465,333
    Nokian Renkaat Oyj...................................   695,310   23,132,425
    Olvi Oyj, Class A....................................    38,501    1,464,273
    Oriola Oyj...........................................     1,000        2,436
    Oriola Oyj, Class B..................................   729,540    1,815,433
    Orion Oyj, Class A...................................    42,484    1,498,672
    Orion Oyj, Class B...................................   380,941   13,466,656
#   Outokumpu Oyj........................................ 1,703,790    7,363,540
*   Outotec Oyj..........................................   769,767    3,160,054
#   Pihlajalinna Oyj.....................................    29,717      350,490
    Ponsse Oyj...........................................    52,110    1,636,743
    Poyry Oyj............................................    35,410      414,011
*   QT Group Oyj.........................................    12,507      139,985
    Raisio Oyj, Class V..................................   451,151    1,385,427
    Ramirent Oyj.........................................   603,949    4,140,603
    Rapala VMC Oyj.......................................    15,713       57,472
    Raute Oyj, Class A...................................     1,914       56,626
    Revenio Group Oyj....................................    46,239      787,719
    Sampo Oyj, Class A...................................   446,316   20,448,119
    Sanoma Oyj...........................................   504,321    4,901,729
*   Stockmann Oyj Abp, Class A...........................     8,998       23,537
#*  Stockmann Oyj Abp (5462393), Class B.................   152,672      346,090
    Stora Enso Oyj, Sponsored ADR........................    57,314      771,438
    Stora Enso Oyj, Class R.............................. 2,177,750   29,295,744
    Teleste Oyj..........................................    20,343      155,217
    Tieto Oyj............................................   254,255    7,292,516
#   Tikkurila Oyj........................................   157,150    2,371,677
    Tokmanni Group Corp..................................    63,582      620,792
    UPM-Kymmene Oyj...................................... 1,924,470   55,889,951
    Uponor Oyj...........................................   314,554    3,580,532
    Vaisala Oyj, Class A.................................    44,936      944,011
#   Valmet Oyj...........................................   709,614   15,988,113
    Wartsila Oyj Abp.....................................   934,488   15,258,934
#   YIT Oyj..............................................   736,769    4,764,160
                                                                    ------------
TOTAL FINLAND............................................            487,630,809
                                                                    ------------
FRANCE -- (7.6%)
    ABC arbitrage........................................   102,827      725,646
    Accor SA.............................................    62,634    2,724,015
    Actia Group..........................................    56,471      218,224
    Aeroports de Paris...................................    35,224    6,738,382
*   Air France-KLM....................................... 1,982,827   24,942,853
    Air Liquide SA.......................................   275,163   33,404,618
    Airbus SE............................................   260,421   30,016,118
    Akka Technologies....................................    33,499    2,100,765
    AKWEL................................................    73,269    1,319,706
    Albioma SA...........................................   149,588    3,353,231
    Alstom SA............................................   416,703   16,763,813
    Altamir..............................................    42,488      738,676
    Alten SA.............................................   139,747   13,392,478
#   Altran Technologies SA............................... 1,167,120   11,025,512
    Amundi SA............................................   104,543    6,015,095
    APRIL SA.............................................    36,196      873,772
#*  Archos...............................................    98,216       35,166
    Arkema SA............................................   413,435   39,171,901
    Assystem SA..........................................    45,716    1,484,426
    Atos SE..............................................   257,632   23,490,826
    Aubay................................................    43,057    1,536,058

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
FRANCE -- (Continued)
    AXA SA, Sponsored ADR................................   404,668 $ 9,388,298
    AXA SA............................................... 1,681,995  39,005,745
    Axway Software SA....................................    24,704     367,142
*   Baikowski SAS........................................     1,337      22,404
#   Bastide le Confort Medical...........................    13,234     441,805
    Beneteau SA..........................................   145,839   2,066,892
    Bigben Interactive...................................    52,283     610,724
    BioMerieux...........................................   140,945   9,951,718
    BNP Paribas SA....................................... 1,134,072  53,444,233
    Boiron SA............................................    30,194   1,668,006
    Bollore SA........................................... 1,560,155   6,435,842
    Bonduelle SCA........................................    93,748   3,375,626
#*  Bourbon Corp.........................................   155,086     603,675
    Bouygues SA..........................................   832,465  29,463,576
    Bureau Veritas SA....................................   416,492   9,252,758
    Burelle SA...........................................        94     105,281
    Capgemini SE.........................................   190,545  21,042,889
    Carrefour SA......................................... 2,186,736  43,244,575
#   Casino Guichard Perrachon SA.........................   261,016  12,842,857
    Catering International Services......................     6,197      77,326
*   Cegedim SA...........................................     7,617     216,769
*   CGG SA...............................................   143,988     270,599
    Chargeurs SA.........................................    95,006   2,101,140
    Cie de Saint-Gobain..................................   922,600  31,837,068
    Cie des Alpes........................................    42,564   1,183,942
    Cie Generale des Etablissements Michelin SCA.........   583,291  63,358,167
    Cie Plastic Omnium SA................................   374,678  10,303,635
    CNP Assurances.......................................   424,309   9,639,830
*   Coface SA............................................   343,115   3,151,270
    Credit Agricole SA................................... 1,071,537  12,238,474
    Danone SA, Sponsored ADR.............................    37,413     545,107
    Danone SA............................................   331,301  24,109,357
    Dassault Aviation SA.................................       959   1,425,914
    Dassault Systemes SE.................................    76,043   9,530,589
    Dassault Systemes SE, Sponsored ADR..................    10,986   1,379,897
    Derichebourg SA......................................   797,706   3,638,115
    Devoteam SA..........................................    21,298   2,492,316
    Edenred..............................................   600,943  24,336,283
    Eiffage SA...........................................   532,113  49,851,632
    Electricite de France SA............................. 1,802,165  29,830,356
    Electricite de Strasbourg SA.........................     1,138     133,129
    Elior Group SA.......................................   606,194   8,533,092
#   Elis SA..............................................   531,118   8,591,505
    Engie SA............................................. 2,260,043  36,231,461
    Eramet...............................................    59,749   4,163,199
#   EssilorLuxottica SA..................................   248,216  31,443,772
    Esso SA Francaise....................................    14,121     550,551
*   Etablissements Maurel et Prom........................   118,867     468,618
#   Eurofins Scientific SE...............................    33,738  13,558,879
    Euronext NV..........................................   226,000  13,921,951
#   Europcar Mobility Group..............................   750,842   6,608,195
    Eutelsat Communications SA........................... 1,276,982  27,080,555
    Exel Industries, Class A.............................     6,717     547,505
    Faurecia SA..........................................   352,644  15,427,985
    Fleury Michon SA.....................................     4,252     217,913
*   Fnac Darty S.A. (V7VQL46)............................    81,258   5,722,884
*   Fnac Darty SA (BLRZL56)..............................    12,150     851,921
    Gaumont SA...........................................       768     104,495
    Gaztransport Et Technigaz SA.........................    85,230   7,199,084

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
FRANCE -- (Continued)
    GEA..................................................       181 $    17,816
    Getlink SE...........................................   873,178  12,770,009
    GL Events............................................    60,870   1,221,469
    Groupe Crit..........................................    22,919   1,354,999
    Groupe Gorge.........................................    11,765     148,412
    Groupe Open..........................................    22,048     441,237
    Guerbet..............................................    40,565   2,626,762
    Haulotte Group SA....................................    46,203     450,811
#   HERIGE SADCS.........................................     1,725      45,811
    Hermes International.................................     9,592   5,748,388
*   HiPay Group SA.......................................     6,852      64,788
*   ID Logistics Group...................................     7,363   1,237,637
#   Iliad SA.............................................   123,409  14,129,404
    Imerys SA............................................   146,174   7,701,625
    Ingenico Group SA....................................   333,067  18,154,746
    Interparfums SA......................................    22,575   1,130,322
    Ipsen SA.............................................    69,386   8,731,288
    IPSOS................................................   170,084   3,946,133
    Jacquet Metal Service SA.............................    81,364   1,534,912
    JCDecaux SA..........................................   106,130   3,144,273
    Kaufman & Broad SA...................................   112,215   4,528,048
#   Kering SA............................................    37,647  18,880,816
    Korian SA............................................   204,392   7,270,044
    Lagardere SCA........................................   820,890  21,448,616
#*  Latecoere SACA.......................................   363,509   1,300,702
    Laurent-Perrier......................................     3,871     417,282
    Le Belier............................................    11,601     449,392
    Lectra...............................................   104,988   2,446,140
    Legrand SA...........................................   317,355  18,802,150
    Linedata Services....................................    17,753     719,878
    LISI.................................................   124,712   3,948,734
    LNA Sante SA.........................................    35,366   1,925,792
    L'Oreal SA...........................................    82,717  19,936,869
    LVMH Moet Hennessy Louis Vuitton SE..................   207,951  66,710,718
    Maisons du Monde SA..................................    76,419   1,969,258
#   Maisons France Confort SA............................    15,998     644,273
    Manitou BF SA........................................    37,488   1,142,022
    Manutan International................................     2,849     201,923
    Mersen SA............................................    65,610   2,146,428
#*  METabolic EXplorer SA................................   130,246     225,412
    Metropole Television SA..............................   215,202   3,289,501
    Mr Bricolage SA......................................     8,989      65,874
    Natixis SA........................................... 2,014,726  10,327,649
    Neopost SA...........................................   168,464   4,228,249
#   Nexans SA............................................   358,350  10,712,677
    Nexity SA............................................   227,546  10,627,469
#*  Nicox................................................    71,997     504,228
    NRJ Group............................................    65,956     555,502
    Oeneo SA.............................................   145,323   1,812,603
#*  Onxeo SA.............................................   191,619     199,001
#*  Onxeo SA.............................................    12,362      12,979
    Orange SA, Sponsored ADR.............................   206,198   3,185,759
    Orange SA............................................ 4,330,858  67,173,309
    Orpea................................................   118,273  11,724,837
#*  Parrot SA............................................    39,122     142,554
    Pernod Ricard SA.....................................    27,272   4,524,780
    Peugeot SA........................................... 3,354,230  84,376,986
#*  Pierre & Vacances SA.................................    22,303     465,515
#   Plastivaloire........................................    86,781     869,751

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
FRANCE -- (Continued)
    PSB Industries SA....................................     1,337 $     49,085
#   Publicis Groupe SA, ADR..............................    97,524    1,492,117
    Publicis Groupe SA...................................   712,111   43,481,445
#   Rallye SA............................................   601,121    6,915,445
#*  Recylex SA...........................................    65,252      495,944
#   Remy Cointreau SA....................................     5,000      580,643
    Renault SA...........................................   473,234   33,488,381
    Rexel SA............................................. 1,510,142   17,219,535
    Robertet SA..........................................     1,525      949,543
    Rothschild & Co......................................     6,836      226,120
    Rubis SCA............................................   270,297   16,134,339
    Safran SA............................................   123,574   16,236,281
    Samse SA.............................................       943      148,926
    Sanofi, ADR..........................................   483,567   21,010,986
    Sanofi...............................................   514,628   44,730,374
    Sartorius Stedim Biotech.............................    41,444    4,568,185
    Savencia SA..........................................    15,993    1,060,734
    Schneider Electric SE................................   394,440   28,053,210
    Schneider Electric SE................................    19,869    1,415,931
    SCOR SE..............................................   590,615   24,852,933
    SEB SA...............................................    87,634   13,437,703
    Seche Environnement SA...............................     6,865      223,061
    SES SA............................................... 2,109,446   42,993,127
    Societe BIC SA.......................................   156,549   15,678,518
*   Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco...........................................     2,125      116,861
#   Societe Generale SA..................................   743,161   23,171,384
    Societe Marseillaise du Tunnel Prado-Carenage SA.....     8,156      174,230
#   Sodexo SA............................................   131,291   13,667,546
#   Sodexo SA, Sponsored ADR.............................    19,000      397,480
    Sodexo SA............................................     8,908      927,844
*   SOITEC...............................................    65,276    5,013,073
#*  Solocal Group........................................ 2,109,096    1,085,839
    Somfy SA.............................................    21,663    1,711,622
    Sopra Steria Group...................................    79,407    8,029,260
#   SPIE SA..............................................   399,784    6,020,666
*   Stallergenes Greer P.L.C.............................     5,076      176,285
    Stef SA..............................................    23,122    2,230,097
    STMicroelectronics NV................................ 1,333,520   21,275,039
    STMicroelectronics NV................................   348,213    5,515,694
    Suez.................................................   716,322    9,180,845
    Sword Group..........................................    17,484      638,609
    Synergie SA..........................................    47,172    1,458,174
#   Tarkett SA...........................................   176,377    3,835,480
#*  Technicolor SA.......................................   654,977      732,791
*   Technicolor SA, Sponsored ADR........................     4,360        4,949
    Teleperformance......................................   206,991   35,623,342
#   Television Francaise 1...............................   367,879    2,982,326
#*  Tessi SA.............................................     3,923      718,113
    Thales SA............................................   169,150   18,706,181
    Thermador Groupe.....................................    10,096      573,650
    Total Gabon..........................................       985      140,254
    Total SA............................................. 2,410,098  132,124,274
    TOTAL SA, Sponsored ADR..............................   493,465   27,007,339
*   Touax SA.............................................     2,435       14,768
    Trigano SA...........................................    40,840    3,948,288
*   Ubisoft Entertainment SA.............................   363,647   32,272,388
    Union Financiere de France BQE SA....................     5,747      146,149
    Valeo SA.............................................   342,225   10,706,035
#*  Vallourec SA......................................... 1,986,844    3,569,180

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES      VALUE>>
                                                          --------- --------------
FRANCE -- (Continued)
*   Valneva SE...........................................   107,942 $      416,471
    Veolia Environnement SA, ADR.........................    45,884        972,053
    Veolia Environnement SA..............................   411,741      8,698,296
    Vetoquinol SA........................................       937         55,373
    Vicat SA.............................................    68,361      3,418,535
    VIEL & Cie SA........................................    61,789        355,708
    Vilmorin & Cie SA....................................    28,945      1,880,877
#   Vinci SA.............................................   373,266     32,843,820
*   Virbac SA............................................    13,860      1,950,865
    Vivendi SA...........................................   456,263     11,634,239
    Vranken-Pommery Monopole SA..........................     8,008        215,486
#*  Worldline SA.........................................    52,246      2,801,492
    XPO Logistics Europe SADIR...........................        23          7,848
                                                                    --------------
TOTAL FRANCE.............................................            2,175,384,053
                                                                    --------------
GERMANY -- (7.0%)
    1&1 Drillisch AG.....................................    63,723      2,651,360
*   A.S. Creation Tapeten................................       906         12,919
    Aareal Bank AG.......................................   284,780      9,208,812
#   Adidas AG............................................    90,401     21,510,114
    Adler Modemaerkte AG.................................    44,428        172,885
#   ADLER Real Estate AG.................................    80,664      1,291,328
#   ADO Properties SA....................................    55,050      3,304,621
*   ADVA Optical Networking SE...........................   202,840      1,733,386
#*  AIXTRON SE...........................................   208,127      2,075,388
    All for One Steeb AG.................................     3,921        245,992
    Allgeier SE..........................................    18,167        622,959
    Allianz SE, Sponsored ADR............................   829,638     17,559,288
    Allianz SE...........................................   354,255     75,163,137
    Amadeus Fire AG......................................    21,579      2,154,648
    Aroundtown SA........................................   815,571      7,214,239
    Atoss Software AG....................................     1,024        102,346
    Aurubis AG...........................................   166,417      9,113,888
    Axel Springer SE.....................................   187,538     11,482,616
    BASF SE.............................................. 1,590,584    116,522,409
    Basler AG............................................     5,582        953,274
    Bauer AG.............................................    70,009      1,172,122
    Bayer AG, Sponsored ADR..............................    41,308        787,330
    Bayer AG.............................................   465,206     35,260,639
    Bayerische Motoren Werke AG..........................   932,150     78,533,976
#   BayWa AG.............................................    56,278      1,537,341
    Bechtle AG...........................................    82,022      6,526,497
    Beiersdorf AG........................................    35,671      3,570,731
    Bertrandt AG.........................................    25,455      2,183,813
    bet-at-home.com AG...................................       383         26,135
    Bijou Brigitte AG....................................    12,164        554,146
    Bilfinger SE.........................................   156,169      4,992,426
    Borussia Dortmund GmbH & Co. KGaA....................   511,276      5,260,171
    Brenntag AG..........................................   411,999     19,507,180
    CANCOM SE............................................   100,133      3,887,032
    Carl Zeiss Meditec AG................................    50,771      4,608,088
    CECONOMY AG..........................................   768,684      3,610,802
    CENIT AG.............................................    40,171        696,930
    CENTROTEC Sustainable AG.............................    33,795        449,045
    Cewe Stiftung & Co. KGAA.............................    43,306      3,813,657
    comdirect bank AG....................................    80,197        921,815
*   Commerzbank AG....................................... 2,221,015     15,985,476
    CompuGroup Medical SE................................    91,574      4,559,206
    Continental AG.......................................   181,053     28,612,964

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
GERMANY -- (Continued)
    Corestate Capital Holding SA.........................     6,669 $    244,419
    Covestro AG..........................................   211,583   11,691,988
    CropEnergies AG......................................   117,841      677,745
    CTS Eventim AG & Co. KGaA............................   193,032    8,203,520
    Daimler AG........................................... 2,440,186  144,554,006
    Data Modul AG........................................     2,656      190,598
*   DEAG Deutsche Entertainment AG.......................    11,718       46,329
    Delticom AG..........................................     9,744       84,381
#   Deutsche Bank AG..................................... 2,143,847   19,057,331
    Deutsche Bank AG..................................... 1,493,279   13,260,318
    Deutsche Beteiligungs AG.............................    62,065    2,424,746
    Deutsche Boerse AG...................................   195,946   26,089,801
    Deutsche EuroShop AG.................................   178,392    5,551,481
    Deutsche Lufthansa AG................................ 1,422,154   35,903,774
    Deutsche Pfandbriefbank AG...........................   342,064    3,863,577
    Deutsche Post AG.....................................   765,830   22,619,631
    Deutsche Telekom AG, Sponsored ADR...................   512,237    8,300,801
    Deutsche Telekom AG.................................. 6,594,331  107,229,455
    Deutsche Wohnen SE...................................   365,284   18,248,577
    Deutz AG............................................. 1,015,113    7,228,011
*   Dialog Semiconductor P.L.C...........................   252,358    7,378,065
    DIC Asset AG.........................................   200,814    2,267,318
    Diebold Nixdorf AG...................................    17,124    1,141,224
    DMG Mori AG..........................................    23,446    1,178,150
    Dr Hoenle AG.........................................    20,233    1,173,258
    Draegerwerk AG & Co. KGaA............................    10,538      508,558
#   Duerr AG.............................................   310,576   12,720,592
    E.ON SE.............................................. 5,371,567   59,712,352
    Eckert & Ziegler AG..................................    11,200    1,224,948
    EDAG Engineering Group AG............................    13,835      254,374
    Elmos Semiconductor AG...............................    69,883    1,911,114
#   ElringKlinger AG.....................................   161,679    1,422,969
    Evonik Industries AG.................................   530,313   14,503,288
*   Evotec AG............................................   128,082    3,007,570
    Fielmann AG..........................................    68,554    4,654,509
#   First Sensor AG......................................    21,691      485,459
    Francotyp-Postalia Holding AG, Class A...............    22,684       92,582
    Fraport AG Frankfurt Airport Services Worldwide......   124,047    9,803,921
    Freenet AG...........................................   900,337   19,172,684
    Fresenius Medical Care AG & Co. KGaA, ADR............    48,688    1,788,797
    Fresenius Medical Care AG & Co. KGaA.................   536,726   39,476,255
    Fresenius SE & Co. KGaA..............................   594,150   30,806,644
    Fuchs Petrolub SE....................................    62,060    2,725,061
    GEA Group AG.........................................   262,238    7,224,794
    Gerresheimer AG......................................   203,337   13,770,182
#*  Gerry Weber International AG.........................    67,621       50,457
    Gesco AG.............................................    28,342      782,653
#   GFT Technologies SE..................................   129,427    1,137,494
    Grand City Properties SA.............................   191,653    4,768,419
#   GRENKE AG............................................    23,631    2,172,970
    H&R GmbH & Co. KGaA..................................    73,382      671,774
    Hamburger Hafen und Logistik AG......................   188,835    4,207,131
    Hannover Rueck SE....................................    85,792   12,382,671
    Hapag-Lloyd AG.......................................    57,974    1,463,684
    Hawesko Holding AG...................................       190        8,611
    HeidelbergCement AG..................................   263,189   18,225,085
#*  Heidelberger Druckmaschinen AG....................... 2,111,406    4,275,557
    Hella GmbH & Co KGaA.................................   262,854   11,956,623
    Henkel AG & Co. KGaA.................................    23,525    2,156,330

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
GERMANY -- (Continued)
    Highlight Communications AG..........................    42,880 $   244,672
    Hochtief AG..........................................    70,173  10,495,583
*   HolidayCheck Group AG................................   110,151     365,639
    Hornbach Baumarkt AG.................................    25,637     557,943
    Hugo Boss AG.........................................   260,079  18,647,704
    Indus Holding AG.....................................    84,980   4,216,050
    Infineon Technologies AG............................. 1,027,861  22,863,192
    Infineon Technologies AG, ADR........................   340,602   7,581,801
*   Innogy SE............................................   256,435  10,980,011
    Isra Vision AG.......................................    49,830   1,682,309
    IVU Traffic Technologies AG..........................    25,337     167,026
    Jenoptik AG..........................................    92,206   2,984,889
    K+S AG...............................................   925,235  18,018,688
    KION Group AG........................................   424,095  24,486,620
    Kloeckner & Co. SE...................................   363,508   2,716,862
#   Koenig & Bauer AG....................................    87,648   4,160,448
    Krones AG............................................    42,754   3,575,812
    KSB SE & Co. KGaA....................................       267      89,936
    KWS Saat SE..........................................     4,255   1,343,901
    Lanxess AG...........................................   504,778  27,783,516
    LEG Immobilien AG....................................   214,219  25,164,604
#   Leifheit AG..........................................    29,884     802,581
#   Leoni AG.............................................   218,605   8,098,996
#*  LPKF Laser & Electronics AG..........................    27,049     172,255
    MAN SE...............................................    50,000   5,168,926
#*  Manz AG..............................................    14,371     399,171
    MasterFlex SE........................................     1,291      10,585
    Mediclin AG..........................................    12,692      80,615
#*  Medigene AG..........................................    16,352     168,596
    Merck KGaA...........................................    68,420   7,184,035
    METRO AG............................................. 1,230,462  20,822,978
    MLP SE...............................................   186,501     917,346
#   MTU Aero Engines AG..................................   220,081  47,458,749
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen...........................................   198,905  44,387,689
    Nemetschek SE........................................    73,293   9,406,653
#   Nexus AG.............................................     9,611     291,790
*   Nordex SE............................................   301,510   3,439,159
    Norma Group SE.......................................   248,166  13,125,601
#   OHB SE...............................................    34,731   1,305,157
    OSRAM Licht AG.......................................   246,478  10,488,088
#   Paragon GmbH & Co. KGaA..............................     9,291     199,581
    Patrizia Immobilien AG...............................   204,882   4,563,715
#*  Petro Welt Technologies AG...........................     6,669      38,823
    Pfeiffer Vacuum Technology AG........................    47,316   6,630,746
    PNE AG...............................................   376,663   1,025,497
    Progress-Werk Oberkirch AG...........................     4,789     163,877
    ProSiebenSat.1 Media SE..............................   440,215   7,858,089
    PSI Software AG......................................    11,158     203,958
    Puma SE..............................................     2,852   1,589,557
    Puma SE..............................................     2,854   1,589,243
#*  QIAGEN NV............................................   147,931   5,463,652
    QSC AG...............................................   674,279   1,052,018
#*  R Stahl AG...........................................     4,599     122,166
    Rational AG..........................................     7,421   4,655,193
    Rheinmetall AG.......................................   314,004  32,615,675
    RHOEN-KLINIKUM AG....................................    98,878   2,578,248
    RIB Software SE......................................   121,528   1,764,910
*   Rocket Internet SE...................................    14,392     363,236
    RTL Group SA.........................................   127,807   6,990,808

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES      VALUE>>
                                                          ---------- --------------
GERMANY -- (Continued)
    RWE AG...............................................  1,216,701 $   30,261,335
#   S&T AG...............................................    153,317      3,504,259
#   SAF-Holland SA.......................................    291,137      3,640,563
    Salzgitter AG........................................    209,050      6,315,986
    SAP SE, Sponsored ADR................................     52,887      5,469,574
    SAP SE...............................................    121,724     12,586,890
#*  Schaltbau Holding AG.................................     19,850        431,881
#   Secunet Security Networks AG.........................      4,207        501,917
#*  Senvion SA...........................................      2,280          4,649
#*  SGL Carbon SE........................................     77,815        639,704
#   SHW AG...............................................     30,016        690,579
    Siemens AG, Sponsored ADR............................    209,586     11,499,984
    Siemens AG...........................................    143,078     15,709,651
    Siltronic AG.........................................     82,696      8,215,775
#   Sixt Leasing SE......................................     43,865        679,115
    Sixt SE..............................................     84,265      7,667,076
#   SMA Solar Technology AG..............................     37,435        948,059
*   SMT Scharf AG........................................      6,081         90,007
    Softing AG...........................................     10,451         95,134
    Software AG..........................................    124,078      4,507,929
    Stabilus SA..........................................     53,047      3,313,635
#   STRATEC SE...........................................      1,743        119,551
#   Stroeer SE & Co. KGaA................................    123,910      6,942,385
    Suedzucker AG........................................    324,192      5,269,929
#*  SUESS MicroTec SE....................................     77,741        913,144
    Surteco Group SE.....................................     31,627        901,518
    Symrise AG...........................................    185,942     15,444,519
    Syzygy AG............................................      4,986         51,822
    TAG Immobilien AG....................................    640,029     16,175,946
    Takkt AG.............................................    146,923      2,483,786
*   Talanx AG............................................    175,368      6,516,099
#   Technotrans SE.......................................     44,588      1,471,235
*   Tele Columbus AG.....................................     41,274        120,584
    Telefonica Deutschland Holding AG....................  1,292,175      4,530,176
    Thyssenkrupp AG......................................    323,226      5,744,398
    TLG Immobilien AG....................................    168,609      5,176,657
#*  Tom Tailor Holding SE................................    170,242        416,187
    Traffic Systems SE...................................      9,711        186,514
    TUI AG...............................................    561,525      8,554,553
    Uniper SE............................................    676,777     19,624,311
#   United Internet AG...................................    437,860     17,372,632
    VERBIO Vereinigte BioEnergie AG......................    105,064        840,429
    Volkswagen AG........................................     97,992     17,095,003
    Vonovia SE...........................................    344,511     17,314,646
    Vossloh AG...........................................     33,977      1,597,585
    Wacker Chemie AG.....................................    119,003     12,589,728
    Wacker Neuson SE.....................................     98,075      2,189,931
    Washtec AG...........................................     52,753      3,739,292
    Wirecard AG..........................................     79,993     13,264,266
    Wuestenrot & Wuerttembergische AG....................     76,880      1,449,754
#   XING SE..............................................     11,631      3,483,532
*   Zalando SE...........................................     32,986      1,006,515
    Zeal Network SE......................................     41,128      1,035,260
                                                                     --------------
TOTAL GERMANY............................................             2,000,008,504
                                                                     --------------
HONG KONG -- (2.9%)
    Aeon Credit Service Asia Co., Ltd....................     28,000         25,352
    Aeon Stores Hong Kong Co., Ltd.......................     32,000         17,136
#   Agritrade Resources, Ltd............................. 19,430,000      3,953,797

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
HONG KONG -- (Continued)
    AIA Group, Ltd.......................................  8,634,000 $77,960,750
    Alco Holdings, Ltd...................................    504,000      60,968
    Allied Group, Ltd....................................     76,000     449,431
    Allied Properties HK, Ltd............................  4,504,393   1,023,496
    Alltronics Holdings, Ltd.............................    894,800     136,843
    APAC Resources, Ltd..................................    127,797      20,415
#*  Applied Development Holdings, Ltd....................  9,075,000     514,989
    APT Satellite Holdings, Ltd..........................  1,697,250     736,640
    Arts Optical International Hldgs, Ltd................     70,000      16,781
    Asia Financial Holdings, Ltd.........................    400,000     234,976
    Asia Satellite Telecommunications Holdings, Ltd......    181,500     126,329
    Asia Standard International Group, Ltd...............  2,077,561     382,562
    Asiasec Properties, Ltd..............................    299,000     115,490
#   ASM Pacific Technology, Ltd..........................  1,417,900  15,276,838
    Associated International Hotels, Ltd.................     79,000     226,775
*   Auto Italia Holdings.................................  2,475,000      24,082
    Bank of East Asia, Ltd. (The)........................  1,937,861   6,536,530
*   BeijingWest Industries International, Ltd............  1,032,400     100,239
    Best Food Holding Co., Ltd...........................    392,000      54,806
    BOC Aviation, Ltd....................................  1,151,600   9,792,084
    BOC Hong Kong Holdings, Ltd..........................  4,333,000  16,742,362
    BOE Varitronix, Ltd..................................  2,989,000     773,276
*   Bonjour Holdings, Ltd................................  5,884,000     163,965
    Bossini International Holdings, Ltd..................  1,464,000      53,326
#   Bright Smart Securities & Commodities Group, Ltd.....  4,552,000   1,010,028
*   Brightoil Petroleum Holdings, Ltd....................  9,080,000   1,735,662
#*  Brockman Mining, Ltd.................................  2,850,520      65,645
*   Burwill Holdings, Ltd................................  9,641,600     167,752
    Cafe de Coral Holdings, Ltd..........................  1,756,000   4,742,124
#   Camsing International Holding, Ltd...................    528,000     511,635
*   Cash Financial Services Group, Ltd...................  1,998,000      14,036
    Cathay Pacific Airways, Ltd..........................  3,462,000   5,329,529
    CCT Fortis Holdings, Ltd.............................    216,000      20,952
*   CCT Land Holdings, Ltd............................... 15,680,000      19,982
    Century City International Holdings, Ltd.............  3,792,000     343,151
    CGN Mining Co., Ltd..................................  2,380,000      94,430
    Chen Hsong Holdings..................................    360,000     132,064
    Cheuk Nang Holdings, Ltd.............................    109,590      62,677
    Chevalier International Holdings, Ltd................    130,276     187,683
*   China Best Group Holding, Ltd........................  3,490,000      87,160
*   China Chuanglian Education Financial Group, Ltd......  2,472,000      13,939
    China Display Optoelectronics Technology Holdings,
      Ltd................................................  1,624,000     102,761
*   China Energy Development Holdings, Ltd............... 33,734,000     424,519
    China Everbright Greentech Ltd.......................    252,000     200,081
    China Flavors & Fragrances Co., Ltd..................  1,091,351     283,816
*   China Fortune Financial Group, Ltd...................  3,112,000      28,628
#   China Goldjoy Group, Ltd.............................  2,336,000     112,242
*   China Healthwise Holdings, Ltd.......................  2,824,000      15,678
*   China LNG Group, Ltd.................................  1,212,000     173,375
*   China Ludao Technology Co., Ltd......................    404,000      62,305
*   China Medical & HealthCare Group, Ltd................  1,040,000      25,285
    China Motor Bus Co., Ltd.............................      6,800      84,802
    China New Higher Education Group Ltd.................  1,043,000     520,155
#*  China Smarter Energy Group Holdings, Ltd.............  1,462,000     111,717
*   China Soft Power Technology Holdings, Ltd............ 40,945,301     177,892
*   China Solar Energy Holdings, Ltd.....................  1,033,500       4,445
    China Star Entertainment, Ltd........................  7,816,000     599,667
#*  China Strategic Holdings, Ltd........................ 65,045,000     523,500
*   China Ting Group Holdings, Ltd.......................  1,862,000      83,063

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
HONG KONG -- (Continued)
*   China Tonghai International Financial, Ltd...........    210,000 $    18,195
    Chinese Estates Holdings, Ltd........................  1,011,000   1,165,404
*   Chinlink International Holdings, Ltd.................    634,800      67,354
    Chong Hing Bank, Ltd.................................     14,000      24,410
    Chow Sang Sang Holdings International, Ltd...........  1,304,000   1,919,527
#   Chow Tai Fook Jewellery Group, Ltd...................  3,240,600   2,894,125
    CHTC Fong's International Co., Ltd...................     54,000       6,642
    Chuang's China Investments, Ltd......................  6,944,219     439,136
    Chuang's Consortium International, Ltd...............  4,259,553     902,377
    CITIC Telecom International Holdings, Ltd............ 11,582,000   4,220,821
    CK Asset Holdings, Ltd...............................  1,810,908  15,245,682
    CK Hutchison Holdings, Ltd...........................  2,805,908  28,337,424
    CK Infrastructure Holdings, Ltd......................    780,545   6,302,029
#   CK Life Sciences Intl Holdings, Inc.................. 11,806,000     633,823
    CLP Holdings, Ltd....................................    737,500   8,589,703
*   CMMB Vision Holdings, Ltd............................  7,760,000      90,257
    CNQC International Holdings, Ltd.....................  3,362,500     738,570
    CNT Group, Ltd.......................................    814,000      31,158
#*  Common Splendor International Health Industry Group,
      Ltd................................................  3,942,000     291,084
    Continental Holdings, Ltd............................    440,000       6,009
#   Convenience Retail Asia, Ltd.........................    122,000      54,994
#*  Convoy Global Holdings, Ltd.......................... 25,290,000     100,874
#*  Cosmopolitan International Holdings, Ltd.............    966,000     205,072
#   Cowell e Holdings, Inc...............................  8,897,000   1,243,045
*   CP Lotus Corp........................................  1,420,000      14,342
    Crocodile Garments...................................  2,682,000     274,109
    Cross-Harbour Holdings, Ltd. (The)...................    290,964     411,183
    CSI Properties, Ltd.................................. 22,624,200   1,070,392
*   CST Group, Ltd....................................... 83,595,800     266,666
    CW Group Holdings, Ltd...............................  1,730,500      38,217
    Dah Sing Banking Group, Ltd..........................  1,504,902   2,944,465
    Dah Sing Financial Holdings, Ltd.....................    735,644   4,077,488
    Dickson Concepts International, Ltd..................    361,000     174,861
#*  Digital Domain Holdings, Ltd......................... 10,270,000     128,678
    Dynamic Holdings, Ltd................................     30,000      30,118
    Eagle Nice International Holdings, Ltd...............  1,394,000     528,589
    EcoGreen International Group, Ltd....................    386,240      76,322
*   eForce Holdings, Ltd.................................  4,144,000      60,248
    Emperor Capital Group, Ltd........................... 15,000,000     709,836
    Emperor Entertainment Hotel, Ltd.....................  2,825,000     607,396
#   Emperor International Holdings, Ltd..................  6,332,416   1,702,020
    Emperor Watch & Jewellery, Ltd....................... 17,390,000     507,438
#   Enerchina Holdings, Ltd.............................. 17,544,000   1,121,064
*   ENM Holdings, Ltd....................................  2,608,000     283,821
*   Enviro Energy International Holdings, Ltd............  1,152,000       7,814
#*  Esprit Holdings, Ltd................................. 12,577,613   2,615,597
*   Eternity Investment, Ltd.............................    520,000      13,537
    Fairwood Holdings, Ltd...............................    254,500     871,767
    Far East Consortium International, Ltd...............  7,122,872   3,180,673
*   Far East Holdings International, Ltd.................  1,383,000      65,310
#*  FIH Mobile, Ltd...................................... 30,478,000   3,313,847
    First Pacific Co., Ltd...............................  9,375,756   4,066,431
#*  First Shanghai Investments, Ltd...................... 12,440,000     718,491
    Fountain SET Holdings, Ltd...........................  8,828,000   1,382,676
    Four Seas Mercantile Holdings, Ltd...................     36,000      18,000
    Freeman Fintech Corp, Ltd............................  5,498,000     278,315
#   Future Bright Holdings, Ltd..........................  1,410,000     126,666
*   Future World Financial Holdings, Ltd.................    187,783         985
    Galaxy Entertainment Group, Ltd......................  1,828,000  12,727,705

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES      VALUE>>
                                                           ----------- -----------
HONG KONG -- (Continued)
#   Genting Hong Kong, Ltd................................     678,000 $   127,175
#   Get Nice Financial Group, Ltd.........................     798,824      95,865
    Get Nice Holdings, Ltd................................  85,991,000   3,183,601
    Giordano International, Ltd...........................  10,580,000   5,325,733
#*  Global Brands Group Holding, Ltd......................  31,559,250   1,593,529
#   Glorious Sun Enterprises, Ltd.........................   1,763,000     197,608
    Gold Peak Industries Holdings, Ltd....................     605,000      61,731
    Golden Resources Development International, Ltd.......     924,000      64,745
#*  Gold-Finance Holdings, Ltd............................   2,104,000      88,511
#*  Good Resources Holdings, Ltd..........................   5,300,000     121,996
    Goodbaby International Holdings, Ltd..................   2,452,000     759,572
*   GR Properties, Ltd....................................     914,000      91,052
    Great Eagle Holdings, Ltd.............................     416,213   1,928,633
*   Great Harvest Maeta Group Holdings, Ltd...............     225,000      53,672
*   Greenheart Group, Ltd.................................     248,200      26,905
*   Greentech Technology International, Ltd...............   1,300,000      12,823
*   G-Resources Group, Ltd................................ 419,440,200   3,216,324
    Guangnan Holdings, Ltd................................   1,986,000     235,438
    Guoco Group, Ltd......................................      25,000     321,082
#   Guotai Junan International Holdings, Ltd..............  16,122,000   2,832,491
    Haitong International Securities Group, Ltd...........   8,141,139   2,862,898
    Hang Lung Group, Ltd..................................   2,656,000   7,805,336
    Hang Lung Properties, Ltd.............................   3,583,000   7,845,490
    Hang Seng Bank, Ltd...................................     992,900  22,843,528
    Hanison Construction Holdings, Ltd....................     909,496     167,031
*   Hao Tian Development Group, Ltd.......................  11,814,900     316,930
    Harbour Centre Development, Ltd.......................     158,000     306,021
    Henderson Land Development Co., Ltd...................   1,430,440   8,131,645
*   HJ Capital International Holdings Co., Ltd............     500,000       5,894
#   HK Electric Investments & HK Electric Investments, Ltd   2,691,000   2,745,407
    HKBN, Ltd.............................................   2,504,000   3,871,121
*   HKBridge Financial Holdings, Ltd......................      32,000       2,914
    HKR International, Ltd................................   3,666,038   1,789,239
    HKT Trust & HKT, Ltd..................................  14,004,000  20,652,591
    Hon Kwok Land Investment Co., Ltd.....................     234,000     113,116
#   Hong Kong & China Gas Co., Ltd........................   2,898,721   6,299,054
    Hong Kong Exchanges & Clearing, Ltd...................     545,386  17,064,645
#   Hong Kong Ferry Holdings Co., Ltd.....................     123,000     131,778
*   Hong Kong Finance Investment Holding Group, Ltd.......   1,710,000     191,707
#   Hong Kong International Construction Investment
      Management Group Co., Ltd...........................     798,000     243,212
    Hong Kong Shanghai Alliance Holdings, Ltd.............     196,000      16,754
#*  Hong Kong Television Network, Ltd.....................   1,567,000     552,859
    Hongkong & Shanghai Hotels, Ltd. (The)................   1,431,924   2,026,288
    Hongkong Chinese, Ltd.................................   3,669,143     544,262
    Honma Golf, Ltd.......................................     558,000     568,567
    Hop Hing Group Holdings, Ltd..........................   4,256,000      88,672
    Hopewell Holdings, Ltd................................   1,625,500   7,495,453
#*  Hsin Chong Group Holdings, Ltd........................   9,152,000      76,508
*   Huan Yue Interactive Holdings, Ltd....................     279,000      23,648
#   Huarong International Financial Holdings, Ltd.........     101,000       6,690
*   Huarong Investment Stock Corp., Ltd...................     495,000      20,215
    Hung Hing Printing Group, Ltd.........................   1,234,524     187,941
#   Hutchison Telecommunications Hong Kong Holdings, Ltd..   8,130,000   3,221,294
    Hysan Development Co., Ltd............................     962,215   5,007,225
#*  I-CABLE Communications, Ltd...........................   5,201,153      67,952
    IGG, Inc..............................................   3,438,000   5,229,503
*   Imagi International Holdings, Ltd.....................   1,138,799     269,905
    International Housewares Retail Co., Ltd..............   1,170,000     295,451

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
HONG KONG -- (Continued)
    IPE Group, Ltd.......................................  2,010,000 $   277,721
    IT, Ltd..............................................  3,225,087   1,745,502
#   ITC Properties Group, Ltd............................  1,693,594     453,587
    Johnson Electric Holdings, Ltd.......................  2,250,627   5,127,992
    Kader Holdings Co., Ltd..............................  1,016,000     121,164
    Kam Hing International Holdings, Ltd.................     74,000       6,656
    Karrie International Holdings, Ltd...................  1,668,000     221,776
    Kerry Logistics Network, Ltd.........................  2,428,791   3,809,040
    Kerry Properties, Ltd................................  2,482,583  10,311,459
    Kingmaker Footwear Holdings, Ltd.....................  1,350,000     288,469
#   Kingston Financial Group, Ltd........................  8,261,000   2,407,352
    Kowloon Development Co., Ltd.........................  1,627,000   1,850,704
*   Kwan On Holdings, Ltd................................    700,000      44,579
    Lai Sun Development Co., Ltd.........................  1,124,893   1,877,888
    Lam Soon Hong Kong, Ltd..............................     12,000      22,116
*   Landing International Development, Ltd...............  4,573,200   1,512,516
    Landsea Green Group Co., Ltd.........................    584,000      73,826
*   LEAP Holdings Group, Ltd.............................    360,000       8,222
*   Lerado Financial Group Co., Ltd......................    740,000       2,244
    Li & Fung, Ltd....................................... 34,535,250   5,869,661
#   Lifestyle International Holdings, Ltd................  2,327,500   3,514,086
    Lippo China Resources, Ltd........................... 12,586,000     288,654
    Lippo, Ltd...........................................    236,000      82,848
    Liu Chong Hing Investment, Ltd.......................    838,000   1,290,537
    L'Occitane International SA..........................  2,236,500   4,006,068
*   LT Commercial Real Estate, Ltd.......................     38,000      34,473
#   Luk Fook Holdings International, Ltd.................  1,793,000   5,211,993
    Luks Group Vietnam Holdings Co., Ltd.................    130,000      31,541
    Lung Kee Bermuda Holdings............................    432,000     187,507
    Macau Legend Development, Ltd........................  6,737,000   1,171,929
    Magnificent Hotel Investment, Ltd....................  4,616,000     103,626
#   Man Wah Holdings, Ltd................................ 10,918,000   5,150,084
#*  Mason Group Holdings, Ltd............................ 35,143,200     513,067
*   Master Glory Group, Ltd..............................  1,716,040       3,936
*   Master Glory Group, Ltd.............................. 51,361,488     130,578
*   Maxnerva Technology Services, Ltd....................    196,000      20,865
    Mega Expo Holdings, Ltd..............................    260,000     133,871
*   Mei Ah Entertainment Group, Ltd......................    820,000      28,257
#   Melco International Development, Ltd.................  4,603,000  10,801,268
    Melco Resorts & Entertainment, Ltd., ADR.............     47,606   1,027,337
    MGM China Holdings, Ltd..............................    807,200   1,567,311
#   Microport Scientific Corp............................    914,000     879,300
    Midland Holdings, Ltd................................  2,090,000     457,416
*   Midland IC&I, Ltd....................................    808,000      21,655
    Ming Fai International Holdings, Ltd.................    719,000      96,222
    Miramar Hotel & Investment...........................    378,000     771,191
    Modern Dental Group, Ltd.............................    566,000      97,612
*   Mongolian Mining Corp................................ 18,964,750     324,350
    MTR Corp., Ltd.......................................    790,884   4,423,227
    NagaCorp., Ltd....................................... 11,416,000  14,083,345
    Nameson Holdings, Ltd................................  4,148,000     348,508
    National Electronics Hldgs...........................     61,600       8,561
*   National United Resources Holdings, Ltd..............  3,320,000      11,254
*   Neo-Neon Holdings, Ltd...............................  5,893,000     540,958
*   NEW Concepts Holdings, Ltd...........................    632,000     105,409
*   New Sports Group, Ltd................................  1,268,500      74,388
*   New Times Energy Corp., Ltd..........................  7,013,000      90,321
    New World Development Co., Ltd....................... 11,258,139  17,755,762
#*  NewOcean Energy Holdings, Ltd........................  4,708,000   1,519,451

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- -----------
HONG KONG -- (Continued)
*   Newtree Group Holdings, Ltd.............................    814,000 $    53,012
*   Nine Express, Ltd.......................................    558,000      16,610
#   NWS Holdings, Ltd.......................................  2,634,221   6,024,285
*   OCI International Holdings, Ltd.........................     40,000       6,702
    On Time Logistics Holdings, Ltd.........................     42,000      15,093
#   OP Financial, Ltd.......................................  1,436,000     421,454
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd...  4,285,000     161,496
    Oriental Watch Holdings.................................  1,768,240     453,824
*   Pacific Andes International Holdings, Ltd............... 11,918,411      41,616
    Pacific Basin Shipping, Ltd............................. 18,710,000   3,715,210
    Pacific Textiles Holdings, Ltd..........................  5,389,000   4,700,045
    Paliburg Holdings, Ltd..................................    928,790     368,573
#*  Paradise Entertainment, Ltd.............................  1,944,000     218,080
    PC Partner Group, Ltd...................................  1,306,000     521,402
    PCCW, Ltd............................................... 23,343,265  13,895,986
    Pegasus International Holdings, Ltd.....................     82,000      10,647
    Perfect Shape Medical, Ltd..............................  1,336,000     346,337
#   Pico Far East Holdings, Ltd.............................  3,302,000   1,228,970
    Playmates Holdings, Ltd.................................  3,856,000     506,603
    Playmates Toys, Ltd.....................................  4,012,000     388,903
    Plover Bay Technologies, Ltd............................    904,000     130,754
    Polytec Asset Holdings, Ltd............................. 22,127,700   2,378,639
    Power Assets Holdings, Ltd..............................    737,000   4,964,823
    Prada SpA...............................................    818,100   2,707,458
*   PT International Development Co., Ltd...................  3,548,550     190,484
    Public Financial Holdings, Ltd..........................    808,000     334,099
*   PuraPharm Corp., Ltd....................................     47,500      11,517
*   PYI Corp., Ltd.......................................... 35,434,552     568,640
*   Rare Earth Magnesium Technology Group Holdings, Ltd.....  1,080,000      40,866
*   Realord Group Holdings, Ltd.............................    636,000     406,872
#   Regal Hotels International Holdings, Ltd................  1,375,400     882,849
*   Regent Pacific Group, Ltd...............................  7,980,000     322,538
#   Regina Miracle International Holdings, Ltd..............    946,000     779,421
#   Sa Sa International Holdings, Ltd.......................  6,133,062   2,339,315
    Samson Holding, Ltd.....................................    196,000      13,509
    Samsonite International SA..............................  5,778,000  17,183,863
    Sands China, Ltd........................................    960,400   4,607,350
    SAS Dragon Holdings, Ltd................................  1,306,000     400,478
#   SEA Holdings, Ltd.......................................    653,918     836,548
    Shangri-La Asia, Ltd....................................  2,532,166   3,306,546
    Shenwan Hongyuan HK, Ltd................................  2,725,000     610,756
    Shun Ho Property Investments, Ltd.......................     70,224      25,460
    Shun Tak Holdings, Ltd.................................. 21,526,250   8,567,152
*   Silver Base Group Holdings, Ltd.........................  2,706,000     152,958
#*  Sincere Watch Hong Kong, Ltd............................  5,990,000      55,678
    Sing Tao News Corp., Ltd................................    892,000     101,331
    Singamas Container Holdings, Ltd........................  6,502,000     883,648
    Sino Land Co., Ltd......................................  6,097,820  10,965,622
    SITC International Holdings Co., Ltd....................  6,475,000   5,945,050
    Sitoy Group Holdings, Ltd...............................  1,298,000     347,321
    SJM Holdings, Ltd.......................................  7,198,699   7,602,768
*   Sky Light Holdings, Ltd.................................    221,000      11,974
    SmarTone Telecommunications Holdings, Ltd...............  3,108,430   3,690,457
*   SOCAM Development, Ltd..................................    342,309      89,271
#*  Solartech International Holdings, Ltd...................  9,140,000      77,002
*   Solartech International Holdings, Ltd...................  1,920,000      15,458
*   Solomon Systech International, Ltd......................  5,494,000     138,227
    Soundwill Holdings, Ltd.................................    466,500     669,101
    Sounth China Financial Holding, Ltd.....................    506,000      37,380

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
HONG KONG -- (Continued)
*   South China Holdings Co., Ltd........................  2,720,000 $    63,730
*   South Shore Holdings, Ltd............................    825,500      38,678
#   Stella International Holdings, Ltd...................  1,573,000   1,965,826
    Stelux Holdings International, Ltd...................    637,600      18,961
*   Success Universe Group, Ltd..........................  3,996,000     127,140
#*  Summit Ascent Holdings, Ltd..........................  2,860,000     350,993
    Sun Hing Vision Group Holdings, Ltd..................    122,000      43,400
    Sun Hung Kai & Co., Ltd..............................  4,054,787   1,920,240
    Sun Hung Kai Properties, Ltd.........................  1,605,511  26,928,508
    SUNeVision Holdings, Ltd.............................    565,000     361,315
    Swire Pacific, Ltd., Class A.........................  1,071,000  12,684,080
    Swire Pacific, Ltd., Class B.........................  1,867,500   3,337,547
    Swire Properties, Ltd................................    675,850   2,637,964
    TAI Cheung Holdings, Ltd.............................    704,000     730,394
    Tai Sang Land Development, Ltd.......................    145,523      94,093
#   Tai United Holdings, Ltd.............................  2,694,300      98,365
*   Talent Property Group, Ltd........................... 18,555,000     139,395
#   Tan Chong International, Ltd.........................    372,000     111,437
    Tao Heung Holdings, Ltd..............................    795,000     135,931
    Techtronic Industries Co., Ltd.......................  3,200,500  18,683,066
    Television Broadcasts, Ltd...........................  1,034,900   1,934,747
*   Termbray Industries International Holdings, Ltd......    112,000       5,518
#   Texwinca Holdings, Ltd...............................  3,648,000   1,395,061
*   Theme International Holdings, Ltd....................  1,930,000      33,494
#   TK Group Holdings, Ltd...............................    704,000     370,410
#*  TOM Group, Ltd.......................................    320,000      77,618
#*  Town Health International Medical Group, Ltd.........    444,000      39,041
    Tradelink Electronic Commerce, Ltd...................  2,244,000     346,920
#   Transport International Holdings, Ltd................  1,031,002   2,970,320
*   Trinity, Ltd.........................................  4,822,000     209,946
*   TSC Group Holdings, Ltd..............................  1,762,000     104,850
    Tsui Wah Holdings, Ltd...............................  2,518,000     276,982
    Union Medical Healthcare, Ltd........................    717,000     478,888
    United Laboratories International Holdings, Ltd.
      (The)..............................................  3,727,500   2,123,088
*   Up Energy Development Group, Ltd.....................  2,252,000       6,945
*   Value Convergence Holdings, Ltd......................  1,708,000     102,271
    Value Partners Group, Ltd............................  6,034,000   4,484,252
    Vanke Property Overseas, Ltd.........................    123,000      73,924
    Vantage International Holdings, Ltd..................  2,346,000     231,372
    Vedan International Holdings, Ltd....................  1,404,000     137,100
    Victory City International Holdings, Ltd............. 20,820,814     281,273
    Vitasoy International Holdings, Ltd..................  2,446,000   9,950,814
#   VPower Group International Holdings, Ltd.............    558,000     214,683
    VSTECS Holdings, Ltd.................................  5,079,200   2,441,647
    VTech Holdings, Ltd..................................    648,400   6,193,598
    Wai Kee Holdings, Ltd................................    300,000     163,989
*   Wan Kei Group Holdings, Ltd..........................    550,000      48,325
    Wang On Group, Ltd................................... 42,540,000     532,523
*   We Solutions, Ltd....................................  2,008,000     116,355
    WH Group, Ltd........................................ 25,073,500  21,501,427
#   Wharf Holdings, Ltd. (The)...........................  2,637,750   7,972,601
    Wharf Real Estate Investment Co., Ltd................    778,750   5,327,410
    Wheelock & Co., Ltd..................................  1,404,000   9,000,514
    Win Hanverky Holdings, Ltd...........................  3,130,000     374,116
    Winfull Group Holdings, Ltd.......................... 14,608,000     201,822
    Wing On Co. International, Ltd.......................    123,137     409,314
    Wing Tai Properties, Ltd.............................    462,000     354,598
*   Wonderful Sky Financial Group Holdings, Ltd..........    944,000     130,494
    Wong's Kong King International.......................    218,000      28,700

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
HONG KONG -- (Continued)
    Wynn Macau, Ltd......................................  1,519,200 $  3,729,240
    Xinyi Glass Holdings, Ltd............................ 13,038,000   15,880,721
#*  Yat Sing Holdings, Ltd...............................    850,000       17,497
    Yau Lee Holdings, Ltd................................    134,000       25,151
    YGM Trading, Ltd.....................................    103,000       96,745
    YT Realty Group, Ltd.................................    453,141      136,354
    YTO Express Holdings, Ltd............................    132,000       47,647
    Yue Yuen Industrial Holdings, Ltd....................  4,345,000   14,819,996
    Yugang International, Ltd............................ 15,448,000      363,028
*   ZH International Holdings, Ltd.......................  1,270,000       46,567
                                                                     ------------
TOTAL HONG KONG..........................................             835,672,860
                                                                     ------------
IRELAND -- (0.5%)
    AIB Group P.L.C......................................    455,394    2,038,656
    Bank of Ireland Group P.L.C..........................  2,565,324   15,393,419
    C&C Group P.L.C......................................    921,897    3,489,269
    C&C Group P.L.C......................................     24,767       93,414
    CRH P.L.C............................................    223,000    6,418,961
#   CRH P.L.C., Sponsored ADR............................    637,464   18,384,462
    CRH P.L.C............................................     71,685    2,062,740
    Datalex P.L.C........................................     13,290       14,480
    FBD Holdings P.L.C...................................     18,709      184,188
    FBD Holdings P.L.C...................................     42,091      400,780
    Glanbia P.L.C........................................    928,442   17,742,061
    Glanbia P.L.C........................................     74,909    1,431,300
*   IFG Group P.L.C......................................     70,929      125,969
*   Independent News & Media P.L.C.......................  1,219,083       90,426
    Irish Continental Group P.L.C........................    418,632    2,275,723
*   Kenmare Resources P.L.C..............................        165          428
    Kerry Group P.L.C., Class A..........................     24,811    2,533,412
    Kerry Group P.L.C., Class A..........................     76,886    7,897,358
    Kingspan Group P.L.C.................................    594,979   24,333,912
    Kingspan Group P.L.C.................................     19,320      793,877
    Paddy Power Betfair P.L.C............................     90,861    7,421,735
    Paddy Power Betfair P.L.C............................     51,120    4,197,238
*   Permanent TSB Group Holdings P.L.C...................      5,510       10,366
    Smurfit Kappa Group P.L.C............................    823,366   23,742,370
                                                                     ------------
TOTAL IRELAND............................................             141,076,544
                                                                     ------------
ISRAEL -- (0.7%)
*   ADO Group, Ltd.......................................     50,675    1,101,355
    Afcon Holdings, Ltd..................................        290       13,217
*   Africa Israel Properties, Ltd........................     45,957    1,161,178
*   Airport City, Ltd....................................    218,821    2,884,904
*   Albaad Massuot Yitzhak, Ltd..........................        660        6,529
*   Allot, Ltd...........................................     50,788      352,402
    Alony Hetz Properties & Investments, Ltd.............     63,434      671,516
#   Alrov Properties and Lodgings, Ltd...................     26,267      781,166
    Amot Investments, Ltd................................    364,460    1,922,100
    Arad, Ltd............................................      1,421       16,229
*   Arko Holdings, Ltd...................................    905,544      366,938
    Ashtrom Group, Ltd...................................     14,852       74,041
    Ashtrom Properties, Ltd..............................    107,305      478,130
    AudioCodes, Ltd......................................     24,278      342,865
    AudioCodes, Ltd......................................      2,000       28,000
    Avgol Industries 1953, Ltd...........................    258,942      311,402
*   Azorim-Investment Development & Construction Co., Ltd    154,220      153,572
    Azrieli Group, Ltd...................................     51,971    2,766,952

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES     VALUE>>
                                                               --------- -----------
ISRAEL -- (Continued)
    Bank Hapoalim BM.......................................... 2,558,428 $17,341,549
    Bank Leumi Le-Israel BM................................... 4,641,990  30,690,037
    Bayside Land Corp.........................................     2,489   1,190,890
    Bezeq The Israeli Telecommunication Corp., Ltd............ 1,878,121   1,506,390
    Big Shopping Centers, Ltd.................................    16,259   1,009,284
    Blue Square Real Estate, Ltd..............................    16,155     575,835
*   Brack Capital Properties NV...............................     5,432     537,268
#   Carasso Motors, Ltd.......................................    35,392     165,701
#*  Cellcom Israel, Ltd.......................................   326,254   1,723,754
*   Cellcom Israel, Ltd.......................................    45,166     242,090
*   Ceragon Networks, Ltd.....................................    99,230     439,589
#*  Clal Biotechnology Industries, Ltd........................   107,037      91,133
*   Clal Insurance Enterprises Holdings, Ltd..................   113,120   1,663,807
*   Compugen, Ltd.............................................    26,688      96,006
    Danel Adir Yeoshua, Ltd...................................    11,228     579,093
    Delek Automotive Systems, Ltd.............................   182,984     826,382
#   Delek Group, Ltd..........................................    15,886   2,772,093
#   Delta-Galil Industries, Ltd...............................    53,707   1,553,585
#   Direct Insurance Financial Investments, Ltd...............    84,151     997,180
#*  El Al Israel Airlines..................................... 3,239,517   1,037,001
#   Elbit Systems, Ltd........................................    34,092   4,223,031
#   Elbit Systems, Ltd........................................     2,033     250,120
#   Electra Consumer Products 1970, Ltd.......................    57,217     642,547
    Electra, Ltd..............................................     7,939   1,872,668
*   Elron Electronic Industries, Ltd..........................     9,727      28,113
#*  Energix-Renewable Energies, Ltd...........................   317,806     438,240
#*  Enlight Renewable Energy, Ltd.............................   375,661     193,392
*   Evogene, Ltd..............................................    33,343      75,518
*   First International Bank Of Israel, Ltd...................   299,374   7,088,499
    FMS Enterprises Migun, Ltd................................    10,674     297,613
#   Formula Systems 1985, Ltd.................................    52,912   2,134,587
    Fox Wizel, Ltd............................................    52,974   1,282,382
*   Gilat Satellite Networks, Ltd.............................    66,380     638,186
    Hadera Paper, Ltd.........................................    14,662   1,096,491
#   Hamlet Israel-Canada, Ltd.................................    19,671     406,355
    Harel Insurance Investments & Financial Services, Ltd.....   822,165   5,737,251
    Hilan, Ltd................................................    45,504   1,134,536
    IDI Insurance Co., Ltd....................................    23,104   1,271,985
#*  Industrial Buildings Corp., Ltd...........................   511,678     775,055
#   Inrom Construction Industries, Ltd........................   199,916     649,370
    Israel Chemicals, Ltd.....................................   905,082   5,253,170
    Israel Discount Bank, Ltd., Class A....................... 2,077,832   7,348,957
*   Israel Land Development Co., Ltd. (The)...................     9,758      70,273
    Isras Investment Co., Ltd.................................       243      28,281
    Issta Lines, Ltd..........................................     2,307      35,561
    Jerusalem Oil Exploration.................................    59,659   3,751,178
*   Kamada, Ltd...............................................    38,092     201,047
    Kenon Holdings, Ltd.......................................    36,481     667,974
*   Kerur Holdings, Ltd.......................................    19,295     487,637
    Klil Industries, Ltd......................................     5,014     343,749
    Maabarot Products, Ltd....................................     1,704      21,938
#   Magic Software Enterprises, Ltd...........................    18,440     152,610
    Matrix IT, Ltd............................................   121,535   1,474,750
    Maytronics, Ltd...........................................   132,264     795,058
    Mediterranean Towers, Ltd.................................    18,710      33,304
    Mega Or Holdings, Ltd.....................................    36,909     438,082
    Meitav Dash Investments, Ltd..............................    39,110     114,879
    Melisron, Ltd.............................................    43,846   2,019,531
    Menora Mivtachim Holdings, Ltd............................   141,641   1,730,742

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
ISRAEL -- (Continued)
    Migdal Insurance & Financial Holding, Ltd............  1,678,948 $  1,538,823
    Minrav Holdings, Ltd.................................        262       28,399
    Mivtach Shamir Holdings, Ltd.........................     16,391      265,806
#   Mizrahi Tefahot Bank, Ltd............................    534,321    9,939,864
    Naphtha Israel Petroleum Corp., Ltd..................    235,730    1,601,985
#   Nawi Brothers, Ltd...................................     32,353      182,459
*   Neto ME Holdings, Ltd................................      5,431      495,083
#*  Nice, Ltd., Sponsored ADR............................     69,691    7,662,525
*   Nova Measuring Instruments, Ltd......................     86,718    2,157,854
    NR Spuntech Industries, Ltd..........................     38,257      121,576
    Oil Refineries, Ltd..................................  9,023,839    4,395,723
    Palram Industries 1990, Ltd..........................      2,476       12,907
*   Partner Communications Co., Ltd......................    599,006    2,718,193
*   Partner Communications Co., Ltd., ADR................     11,519       51,144
    Paz Oil Co., Ltd.....................................     27,666    4,138,186
    Phoenix Holdings, Ltd. (The).........................    404,395    2,273,649
    Plasson Industries, Ltd..............................     15,117      730,471
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd..     24,986    1,358,004
*   Redhill Biopharma, Ltd., Sponsored ADR...............      1,200        9,960
    Scope Metals Group, Ltd..............................     45,312    1,152,083
    Shapir Engineering and Industry, Ltd.................    319,964    1,122,892
*   Shikun & Binui, Ltd..................................  1,299,745    2,377,100
    Shufersal, Ltd.......................................    433,104    3,055,368
    Strauss Group, Ltd...................................    110,282    2,679,046
    Summit Real Estate Holdings, Ltd.....................     53,586      502,760
*   Suny Cellular Communication, Ltd.....................    515,689      277,262
#   Tadiran Holdings, Ltd................................     12,630      285,442
*   Teva Pharmaceutical Industries, Ltd., Sponsored ADR..    235,670    4,678,050
*   Tower Semiconductor, Ltd.............................    302,075    4,497,897
*   Tower Semiconductor, Ltd.............................     22,626      337,850
#*  Union Bank of Israel.................................     95,255      412,792
                                                                     ------------
TOTAL ISRAEL.............................................             194,736,976
                                                                     ------------
ITALY -- (2.8%)
#*  A.S. Roma SpA........................................    409,462      248,216
    A2A SpA..............................................  8,928,123   16,290,482
    ACEA SpA.............................................    288,465    4,409,562
*   Aeffe SpA............................................    131,764      427,015
    Amplifon SpA.........................................    287,216    5,145,598
    Anima Holding SpA....................................  1,296,925    5,335,684
*   Arnoldo Mondadori Editore SpA........................    970,715    1,876,000
    Ascopiave SpA........................................    325,085    1,199,366
    Assicurazioni Generali SpA...........................  2,476,453   43,355,912
#*  Astaldi SpA..........................................    270,013      244,860
    Atlantia SpA.........................................    526,867   12,470,463
    Autogrill SpA........................................    491,602    4,422,025
#   Azimut Holding SpA...................................    576,854    7,316,967
    B&C Speakers SpA.....................................      9,516      123,639
#*  Banca Carige SpA..................................... 17,423,174       29,914
    Banca Finnat Euramerica SpA..........................    271,040      107,151
    Banca Generali SpA...................................    199,612    4,709,030
    Banca IFIS SpA.......................................    163,926    3,151,507
    Banca Mediolanum SpA.................................    760,411    4,639,245
#*  Banca Monte dei Paschi di Siena SpA..................     20,323       28,792
    Banca Popolare di Sondrio SCPA.......................  1,810,173    4,829,769
#   Banca Profilo SpA....................................    963,146      175,133
    Banca Sistema SpA....................................    238,055      390,454
#*  Banco BPM SpA........................................  6,858,550   13,313,438
    Banco di Desio e della Brianza SpA...................     79,813      165,200

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
ITALY -- (Continued)
    BasicNet SpA.........................................     93,829 $   522,861
#   BE...................................................    508,829     512,050
    Biesse SpA...........................................     74,766   1,744,822
#   BPER Banca...........................................  2,998,925  10,163,107
    Brembo SpA...........................................    654,524   7,476,568
    Brunello Cucinelli SpA...............................     97,641   3,530,998
#   Buzzi Unicem SpA.....................................    319,162   6,097,289
    Cairo Communication SpA..............................    464,258   2,021,464
#   Carraro SpA..........................................    224,242     535,547
    Cembre SpA...........................................     12,342     294,450
    Cementir Holding SpA.................................    227,374   1,548,951
    Cerved Group SpA.....................................    608,585   5,356,463
    CIR-Compagnie Industriali Riunite SpA................  1,688,588   1,956,787
    CNH Industrial NV....................................  1,464,786  14,396,983
    Credito Emiliano SpA.................................    334,981   1,908,839
*   Credito Valtellinese SpA............................. 29,114,345   2,179,240
#*  d'Amico International Shipping SA....................  1,128,279     178,960
    Danieli & C Officine Meccaniche SpA..................     58,878   1,213,500
    Datalogic SpA........................................     55,741   1,506,900
    Davide Campari-Milano SpA............................  1,408,398  12,653,855
    De' Longhi SpA.......................................    158,365   3,951,345
    DeA Capital SpA......................................    567,941     871,323
    DiaSorin SpA.........................................     70,370   6,444,021
    El.En. SpA...........................................     16,577     303,665
*   Elica SpA............................................     93,876     157,912
    Emak SpA.............................................    201,292     301,720
    Enav SpA.............................................    239,416   1,225,629
    Enel SpA.............................................  6,230,059  37,653,952
    Eni SpA..............................................  4,051,470  68,695,999
    Eni SpA, Sponsored ADR...............................    214,005   7,250,489
#*  ePrice SpA...........................................     21,483      38,132
    ERG SpA..............................................    312,740   6,127,303
    Esprinet SpA.........................................    140,348     618,824
#*  Eurotech SpA.........................................    126,880     515,106
#*  Exprivia SpA.........................................     87,516     112,478
    Falck Renewables SpA.................................    830,810   2,662,826
    Ferrari NV...........................................    159,399  19,846,811
    Ferrari NV...........................................        890     112,407
*   Fiat Chrysler Automobiles NV.........................  3,000,801  51,349,350
*   Fiat Chrysler Automobiles NV.........................    696,335  11,983,925
#   Fila SpA.............................................     70,164   1,080,827
*   Fincantieri SpA......................................  1,384,702   1,602,673
    FinecoBank Banca Fineco SpA..........................  1,489,969  16,201,862
    FNM SpA..............................................    588,695     356,151
#*  GEDI Gruppo Editoriale SpA...........................    670,978     284,084
#   Gefran SpA...........................................     13,587     120,602
    Geox SpA.............................................    272,993     406,450
    Gruppo MutuiOnline SpA...............................     88,786   1,718,229
    Hera SpA.............................................  3,962,593  13,391,756
*   IMMSI SpA............................................  1,354,153     690,794
#   Industria Macchine Automatiche SpA...................     62,457   4,140,781
    Infrastrutture Wireless Italiane SpA.................    163,803   1,304,006
#*  Intek Group SpA......................................  1,101,521     414,220
    Interpump Group SpA..................................    276,527   8,908,934
    Intesa Sanpaolo SpA.................................. 14,126,971  32,324,250
    Iren SpA.............................................  2,143,966   5,258,352
    Italgas SpA..........................................  1,600,172   9,688,135
    Italmobiliare SpA....................................     21,532     478,912
#*  Juventus Football Club SpA...........................  1,666,669   2,749,355

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
ITALY -- (Continued)
    La Doria SpA.........................................     68,108 $    671,788
    Leonardo SpA.........................................  1,363,717   13,214,479
    Maire Tecnimont SpA..................................    693,536    2,783,663
    MARR SpA.............................................    114,152    2,731,881
    Massimo Zanetti Beverage Group SpA...................     14,605      105,550
#*  Mediaset SpA.........................................  3,331,187   10,947,295
    Mediobanca Banca di Credito Finanziario SpA..........  2,113,404   18,417,785
    Moncler SpA..........................................    405,928   15,276,960
#*  Mondo TV SpA.........................................    139,146      255,978
    Nice SpA.............................................     50,077      199,519
#*  Openjobmetis SpA agenzia per il lavoro...............     34,444      315,946
#*  OVS SpA..............................................    542,029      827,031
#   Parmalat SpA.........................................    832,537    2,715,114
    Piaggio & C SpA......................................  2,061,543    4,735,071
    Poste Italiane SpA...................................  1,104,637    9,512,794
#   Prima Industrie SpA..................................     30,611      731,241
    Prysmian SpA.........................................    137,567    2,955,391
    RAI Way SpA..........................................    157,737      802,339
    Recordati SpA........................................    216,541    7,846,656
    Reno de Medici SpA...................................    674,970      567,475
    Reply SpA............................................     59,716    3,310,387
#   Retelit SpA..........................................    308,330      542,485
#*  Rizzoli Corriere Della Sera Mediagroup SpA...........    731,602    1,217,477
    Sabaf SpA............................................     33,323      583,969
    SAES Getters SpA.....................................     47,197    1,076,473
*   Safilo Group SpA.....................................    168,046      154,558
*   Saipem SpA...........................................  1,846,415    8,777,880
#   Salini Impregilo SpA.................................    879,492    1,934,440
    Salvatore Ferragamo SpA..............................    170,182    3,413,113
    Saras SpA............................................  3,712,414    7,910,052
    Servizi Italia SpA...................................     49,210      200,036
    Sesa SpA.............................................     17,279      519,792
    Snam SpA.............................................  2,165,749   10,342,161
    Societa Cattolica di Assicurazioni SC................  1,037,550    9,574,018
    Societa Iniziative Autostradali e Servizi SpA........    413,215    6,359,812
#*  Sogefi SpA...........................................    389,502      816,452
    SOL SpA..............................................    103,445    1,326,836
    Tamburi Investment Partners SpA......................    204,540    1,429,335
    Technogym SpA........................................    343,262    3,980,139
*   Telecom Italia SpA................................... 48,576,204   27,028,029
*   Telecom Italia SpA, Sponsored ADR....................    331,845    1,821,829
    Tenaris SA...........................................    167,566    2,104,830
    Terna Rete Elettrica Nazionale SpA...................  2,583,572   15,922,708
#*  Tiscali SpA..........................................  6,190,063      113,384
#   Tod's SpA............................................     54,546    2,538,714
#*  TREVI - Finanziaria Industriale SpA..................    461,725      167,829
    TXT e-solutions SpA..................................      2,104       22,991
#   UniCredit SpA........................................  1,994,028   23,051,904
#   Unione di Banche Italiane SpA........................  6,357,580   16,311,803
    Unipol Gruppo SpA....................................  2,921,037   13,373,784
#   UnipolSai Assicurazioni SpA..........................  4,463,507   11,141,724
    Zignago Vetro SpA....................................     96,875    1,014,734
                                                                     ------------
TOTAL ITALY..............................................             805,246,280
                                                                     ------------
JAPAN -- (22.4%)
    77 Bank, Ltd. (The)..................................    341,174    6,010,473
    A&A Material Corp....................................      9,400       85,851
    A&D Co., Ltd.........................................    102,400      648,496
    ABC-Mart, Inc........................................     70,800    4,067,662

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
#   Abist Co., Ltd.......................................    10,700 $   316,014
#*  Access Co., Ltd......................................   110,300     867,157
    Achilles Corp........................................    68,600   1,253,627
    Acom Co., Ltd........................................   403,100   1,413,180
    AD Works Co., Ltd....................................   931,200     299,297
    Adastria Co., Ltd....................................   224,200   4,120,034
    ADEKA Corp...........................................   377,700   5,958,342
    Ad-sol Nissin Corp...................................    18,100     238,971
#   Adtec Plasma Technology Co., Ltd.....................    39,400     271,028
    Advan Co., Ltd.......................................    89,600     773,419
#   Advanex, Inc.........................................     7,300     101,454
#   Advantage Risk Management Co., Ltd...................    24,200     200,171
#   Advantest Corp.......................................    43,700   1,000,140
#   Adventure, Inc.......................................     9,200     582,088
    Aeon Co., Ltd........................................ 1,682,968  34,252,183
    Aeon Delight Co., Ltd................................   112,300   4,169,957
#   Aeon Fantasy Co., Ltd................................    43,600   1,040,221
    AEON Financial Service Co., Ltd......................   307,600   5,965,408
#   Aeon Hokkaido Corp...................................   113,600     824,767
    Aeon Mall Co., Ltd...................................   182,620   3,035,633
#   Aeria, Inc...........................................   100,600     516,434
    AFC-HD AMS Life Science Co., Ltd.....................     6,200      41,218
    AGC, Inc.............................................   789,600  26,759,777
    Agro-Kanesho Co., Ltd................................    31,200     588,603
    AGS Corp.............................................     4,100      24,525
    Ahresty Corp.........................................   112,800     675,044
    Ai Holdings Corp.....................................   112,100   1,952,151
    Aica Kogyo Co., Ltd..................................   138,400   4,865,896
    Aichi Bank, Ltd. (The)...............................    40,500   1,320,599
#   Aichi Corp...........................................   163,400     899,683
    Aichi Steel Corp.....................................    61,000   1,922,754
    Aichi Tokei Denki Co., Ltd...........................    11,200     389,690
    Aida Engineering, Ltd................................   211,500   1,528,910
*   Aiful Corp...........................................   150,500     385,070
#   Aigan Co., Ltd.......................................    66,500     178,106
    Ain Holdings, Inc....................................   116,100   8,500,258
    Aiphone Co., Ltd.....................................    42,200     623,328
    Air Water, Inc.......................................   765,800  12,776,093
    Airport Facilities Co., Ltd..........................   102,400     503,542
    Airtech Japan, Ltd...................................     9,000      48,531
    Aisan Industry Co., Ltd..............................   225,400   1,560,242
    Aisin Seiki Co., Ltd.................................   414,182  16,374,520
    AIT Corp.............................................    31,000     282,932
    Aizawa Securities Co., Ltd...........................   150,600     885,778
    Ajinomoto Co., Inc...................................   827,700  14,331,347
    Ajis Co., Ltd........................................    16,800     488,059
    Akatsuki Corp........................................    77,900     212,027
    Akatsuki, Inc........................................    22,000   1,261,147
#*  Akebono Brake Industry Co., Ltd......................   705,530   1,074,501
    Akita Bank, Ltd. (The)...............................   129,700   2,604,191
#   Albis Co., Ltd.......................................    19,900     444,626
#   Alconix Corp.........................................   128,900   1,336,695
    Alfresa Holdings Corp................................    99,400   2,739,597
    Alinco, Inc..........................................    86,600     751,682
#*  Allied Telesis Holdings K.K..........................   229,600     210,080
#   Alpen Co., Ltd.......................................    99,000   1,519,319
    Alpha Corp...........................................    33,700     390,532
    Alpha Systems, Inc...................................    24,520     573,767
#   Alps Alpine Co., Ltd.................................   641,404  13,521,213

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Alps Logistics Co., Ltd..............................    32,600 $   235,921
#   Altech Co., Ltd......................................    30,600      62,714
    Altech Corp..........................................    59,900     963,768
    Amada Holdings Co., Ltd..............................   513,100   5,164,283
    Amano Corp...........................................   205,600   4,286,105
    Amiyaki Tei Co., Ltd.................................    19,900     657,842
    Amuse, Inc...........................................    67,600   1,500,130
    ANA Holdings, Inc....................................    55,100   2,030,975
    Anest Iwata Corp.....................................   110,200     948,003
#   Anicom Holdings, Inc.................................    34,800     979,344
    Anritsu Corp.........................................     3,400      60,613
    AOI Electronics Co., Ltd.............................    18,300     430,383
    AOI TYO Holdings, Inc................................    72,110     559,661
    AOKI Holdings, Inc...................................   187,200   2,204,969
    Aomori Bank, Ltd. (The)..............................    79,800   2,055,049
    Aoyama Trading Co., Ltd..............................   190,500   4,760,127
    Aoyama Zaisan Networks Co., Ltd......................    32,000     457,316
    Aozora Bank, Ltd.....................................   164,300   5,060,492
#   Apaman Co., Ltd......................................    44,700     252,141
    Arakawa Chemical Industries, Ltd.....................    88,800   1,082,611
    Arata Corp...........................................    46,500   1,863,536
    Araya Industrial Co., Ltd............................    17,700     252,866
    Arcland Sakamoto Co., Ltd............................   127,200   1,599,724
    Arcland Service Holdings Co., Ltd....................    57,800   1,067,277
    Arcs Co., Ltd........................................   148,573   3,319,003
*   Ardepro Co., Ltd.....................................   301,100     124,874
#   Arealink Co., Ltd....................................    28,000     361,602
    Argo Graphics, Inc...................................    27,900     999,074
    Ariake Japan Co., Ltd................................    25,200   1,529,892
    Arisawa Manufacturing Co., Ltd.......................   147,500   1,121,688
#*  Arrk Corp............................................   246,100     196,789
    Artnature, Inc.......................................    89,000     502,773
#   ArtSpark Holdings, Inc...............................    53,300     450,133
    As One Corp..........................................    20,290   1,425,525
    Asahi Broadcasting Group Holdings Corp...............    35,100     227,081
#   Asahi Co., Ltd.......................................    81,100   1,088,157
    Asahi Diamond Industrial Co., Ltd....................   239,000   1,585,258
    Asahi Group Holdings, Ltd............................   182,600   7,649,012
    Asahi Holdings, Inc..................................   123,400   2,631,597
    Asahi Intecc Co., Ltd................................   143,400   6,241,070
    Asahi Kasei Corp..................................... 2,623,000  28,780,626
    Asahi Kogyosha Co., Ltd..............................    17,800     487,753
    Asahi Net, Inc.......................................    24,500     113,820
    ASAHI YUKIZAI Corp...................................    55,300     757,370
    Asante, Inc..........................................    12,600     247,970
    Asanuma Corp.........................................    46,400   1,262,737
    Asax Co., Ltd........................................     6,600      33,681
    Ashimori Industry Co., Ltd...........................    24,900     335,573
    Asia Pile Holdings Corp..............................   138,100     842,103
    Asics Corp...........................................   225,400   3,262,669
    ASKA Pharmaceutical Co., Ltd.........................   107,700   1,112,901
    Astellas Pharma, Inc.................................   964,800  14,315,918
#   Asti Corp............................................    30,599     475,499
#   Asukanet Co., Ltd....................................    29,400     341,794
    Asunaro Aoki Construction Co., Ltd...................    66,000     603,350
#   Ateam, Inc...........................................    47,900     770,009
#   Atom Corp............................................   335,100   3,051,110
#*  Atrae, Inc...........................................    23,100     470,278
    Atsugi Co., Ltd......................................    87,800     785,327

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
    Autobacs Seven Co., Ltd.............................. 202,800 $ 3,395,599
#   Aval Data Corp.......................................  13,400     196,216
    Avex, Inc............................................ 217,200   2,920,826
    Awa Bank, Ltd. (The)................................. 159,100   4,407,034
    Axell Corp...........................................  33,900     162,886
    Axial Retailing, Inc.................................  85,500   2,716,851
    Azbil Corp........................................... 261,400   5,496,250
    Bandai Namco Holdings, Inc........................... 219,800   9,710,036
    Bando Chemical Industries, Ltd....................... 153,800   1,538,947
    Bank of Iwate, Ltd. (The)............................  81,500   2,475,173
    Bank of Kochi, Ltd. (The)............................  16,800     117,124
    Bank of Kyoto, Ltd. (The)............................ 148,911   6,330,188
#   Bank of Nagoya, Ltd. (The)...........................  72,699   2,112,318
    Bank of Okinawa, Ltd. (The)..........................  96,140   2,745,406
    Bank of Saga, Ltd. (The)............................. 117,600   1,869,139
    Bank of the Ryukyus, Ltd............................. 105,000   1,096,001
    Baroque Japan, Ltd...................................  83,900     707,770
    BayCurrent Consulting, Inc...........................  55,700   1,713,900
    Beenos, Inc..........................................  51,700     646,882
    Belc Co., Ltd........................................  54,538   2,379,598
    Bell System24 Holdings, Inc.......................... 158,700   2,115,507
    Belluna Co., Ltd..................................... 195,500   1,848,447
    Benefit One, Inc..................................... 121,600   4,115,862
    Benesse Holdings, Inc................................  65,900   1,720,492
#*  Bengo4.com, Inc......................................  27,100     959,911
    Bic Camera, Inc...................................... 423,300   4,977,266
    BML, Inc............................................. 137,700   3,799,193
#   Bookoff Group Holdings, Ltd..........................  40,200     276,863
    Bourbon Corp.........................................   2,100      35,838
    BP Castrol K.K.......................................  23,900     272,748
#   Br Holdings Corp.....................................  98,300     304,697
#*  BrainPad, Inc........................................  17,600     857,889
    Bridgestone Corp..................................... 891,500  34,315,067
    Broadleaf Co., Ltd................................... 303,600   1,554,393
#   BRONCO BILLY Co., Ltd................................  29,300     697,547
    Brother Industries, Ltd.............................. 659,600  11,131,384
#   Bunka Shutter Co., Ltd............................... 241,900   1,664,817
    C Uyemura & Co., Ltd.................................   5,200     318,456
    CAC Holdings Corp....................................  68,900     583,435
    Calbee, Inc..........................................  95,400   3,072,074
#   Can Do Co., Ltd......................................  62,200     874,467
    Canare Electric Co., Ltd.............................   4,400      74,036
    Canon Electronics, Inc...............................  77,300   1,270,838
    Canon Marketing Japan, Inc........................... 157,000   3,040,956
#   Canon, Inc., Sponsored ADR...........................  57,577   1,659,945
    Canon, Inc........................................... 470,934  13,544,160
    Capcom Co., Ltd...................................... 428,000   9,212,786
    Career Design Center Co., Ltd........................  19,900     205,735
    Carlit Holdings Co., Ltd.............................  83,400     619,940
#   Carta Holdings, Inc..................................  62,700     624,457
#   Casio Computer Co., Ltd.............................. 472,600   6,285,369
    Cawachi, Ltd.........................................  65,000   1,276,168
    C'BON COSMETICS Co., Ltd.............................   2,100      51,046
    CDS Co., Ltd.........................................   1,300      13,332
#   Central Automotive Products, Ltd.....................  23,900     341,264
    Central Glass Co., Ltd............................... 165,000   3,638,626
    Central Japan Railway Co.............................  38,500   8,320,706
#   Central Security Patrols Co., Ltd....................  22,200     905,364
    Central Sports Co., Ltd..............................  42,200   1,292,602

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
JAPAN -- (Continued)
#   Ceres, Inc...........................................     7,900 $  112,535
#*  Change, Inc..........................................     6,800    261,233
    Chiba Bank, Ltd. (The)...............................   967,263  5,887,838
    Chiba Kogyo Bank, Ltd. (The).........................   301,800    963,228
    Chilled & Frozen Logistics Holdings Co., Ltd.........    13,900    147,401
    CHIMNEY Co., Ltd.....................................    18,300    423,370
    Chino Corp...........................................    26,900    304,788
    Chiyoda Co., Ltd.....................................    52,400    881,808
    Chiyoda Corp.........................................   325,400    988,656
    Chiyoda Integre Co., Ltd.............................    47,200    827,332
#   Chofu Seisakusho Co., Ltd............................   104,700  1,938,395
    Chori Co., Ltd.......................................    44,200    644,187
    Chubu Electric Power Co., Inc........................   389,700  6,168,382
    Chubu Shiryo Co., Ltd................................    89,400    908,977
    Chudenko Corp........................................   145,400  3,095,016
    Chuetsu Pulp & Paper Co., Ltd........................   126,111  1,524,662
    Chugai Pharmaceutical Co., Ltd.......................    20,800  1,228,166
    Chugai Ro Co., Ltd...................................    25,400    474,735
    Chugoku Bank, Ltd. (The).............................   458,500  4,209,609
#   Chugoku Electric Power Co., Inc. (The)...............   411,500  5,631,052
    Chugoku Marine Paints, Ltd...........................   277,200  2,477,714
    Chukyo Bank, Ltd. (The)..............................    44,300    869,698
    Chuo Gyorui Co., Ltd.................................     3,800     98,322
    Chuo Spring Co., Ltd.................................     6,000    159,885
    CI Takiron Corp......................................   185,700    994,591
    Citizen Watch Co., Ltd............................... 1,195,850  6,383,303
#   CKD Corp.............................................   291,100  2,752,118
#   CK-San-Etsu Co., Ltd.................................    13,200    287,570
#   Clarion Co., Ltd.....................................   173,000  3,973,906
    Cleanup Corp.........................................    84,100    450,849
    CMIC Holdings Co., Ltd...............................    84,000  1,254,273
    CMK Corp.............................................   228,800  1,468,837
    Coca-Cola Bottlers Japan Holdings, Inc...............   162,652  5,024,036
    cocokara fine, Inc...................................    59,820  2,775,226
#   Coco's Japan Co., Ltd................................    19,100    400,701
    COLOPL, Inc..........................................   138,400  1,000,950
    Colowide Co., Ltd....................................   219,300  4,765,831
    Computer Engineering & Consulting, Ltd...............    98,400  1,745,960
    Computer Institute of Japan, Ltd.....................    40,900    296,465
    COMSYS Holdings Corp.................................   261,394  6,828,496
    Comture Corp.........................................    38,500  1,028,297
    Concordia Financial Group, Ltd....................... 1,770,887  7,304,300
    CONEXIO Corp.........................................    96,900  1,229,913
#*  COOKPAD, Inc.........................................   166,000    466,890
#   Core Corp............................................    13,600    145,179
    Corona Corp..........................................    63,900    596,468
#   Cosel Co., Ltd.......................................    66,600    663,422
#   Cosmo Energy Holdings Co., Ltd.......................   341,900  7,740,463
#   Cosmos Initia Co., Ltd...............................    53,000    283,433
    Cosmos Pharmaceutical Corp...........................    13,000  2,488,807
    Cota Co., Ltd........................................    28,229    383,065
#   CRE, Inc.............................................    55,200    465,450
    Create Medic Co., Ltd................................    13,200    115,546
#   Create Restaurants Holdings, Inc.....................   154,700  1,733,554
    Create SD Holdings Co., Ltd..........................    80,800  2,033,486
    Credit Saison Co., Ltd...............................   388,900  5,124,563
#   Creek & River Co., Ltd...............................    37,900    385,699
#   Cresco, Ltd..........................................    35,300    981,089
#   Cross Plus, Inc......................................     1,300      8,901

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    CTI Engineering Co., Ltd.............................    60,600 $   749,923
#   CTS Co., Ltd.........................................    95,600     679,332
    Cube System, Inc.....................................     4,200      28,769
    CyberAgent, Inc......................................   201,500   6,526,468
#*  Cyberstep, Inc.......................................    15,700     156,038
    Cybozu, Inc..........................................    80,400     475,077
    Dai Nippon Printing Co., Ltd.........................   393,800   9,114,503
    Dai Nippon Toryo Co., Ltd............................   129,600   1,211,396
    Daibiru Corp.........................................   214,000   2,131,123
    Daicel Corp.......................................... 1,220,900  12,805,195
    Dai-Dan Co., Ltd.....................................    63,300   1,342,623
    Daido Kogyo Co., Ltd.................................    33,200     285,732
    Daido Metal Co., Ltd.................................   242,600   1,710,076
    Daido Steel Co., Ltd.................................   153,700   6,424,982
    Daidoh, Ltd..........................................    91,600     280,351
    Daifuku Co., Ltd.....................................   164,600   8,272,131
#   Daihatsu Diesel Manufacturing Co., Ltd...............    64,200     390,140
    Daihen Corp..........................................    92,600   2,078,532
    Daiho Corp...........................................    94,800   3,028,938
    Dai-Ichi Cutter Kogyo K.K............................    12,300     204,150
    Daiichi Jitsugyo Co., Ltd............................    41,700   1,317,546
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd................   119,700     962,693
    Dai-ichi Life Holdings, Inc..........................   875,588  14,216,914
    Daiichi Sankyo Co., Ltd..............................    51,300   1,779,488
#   Dai-ichi Seiko Co., Ltd..............................    38,200     431,107
    Daiichikosho Co., Ltd................................   119,800   5,659,381
    Daiken Corp..........................................    72,500   1,245,419
#   Daiken Medical Co., Ltd..............................    59,100     318,391
#   Daiki Aluminium Industry Co., Ltd....................   195,600   1,072,455
#   Daiki Axis Co., Ltd..................................    21,800     180,411
    Daikin Industries, Ltd...............................    64,900   7,024,849
#   Daiko Denshi Tsushin, Ltd............................    17,000      88,170
    Daikoku Denki Co., Ltd...............................    45,500     620,825
    Daikokutenbussan Co., Ltd............................    46,900   1,764,449
*   Daikokuya Holdings Co., Ltd..........................   201,500      57,566
    Daikyonishikawa Corp.................................   257,300   2,663,201
    Dainichi Co., Ltd....................................    35,200     226,408
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd................................................    62,400   1,598,562
#   Daio Paper Corp......................................   399,800   5,137,306
    Daiohs Corp..........................................     2,100      24,503
    Daiseki Co., Ltd.....................................    82,325   1,942,106
    Daiseki Eco. Solution Co., Ltd.......................    21,400     125,988
    Daishi Hokuetsu Financial Group, Inc.................   174,900   5,033,877
#   Daishinku Corp.......................................    48,400     439,354
    Daisue Construction Co., Ltd.........................    43,100     363,647
    Daisyo Corp..........................................    16,300     225,646
    Daito Bank, Ltd. (The)...............................    28,200     158,464
    Daito Pharmaceutical Co., Ltd........................    72,200   1,860,143
    Daito Trust Construction Co., Ltd....................    46,800   6,500,152
#   Daitron Co., Ltd.....................................    28,100     332,169
    Daiwa House Industry Co., Ltd........................   888,600  28,809,594
    Daiwa Industries, Ltd................................   140,100   1,408,403
    Daiwa Securities Group, Inc.......................... 2,497,600  12,456,170
    Daiwabo Holdings Co., Ltd............................   110,100   5,924,034
    Daiyu Lic Holdings Co., Ltd..........................    41,500     374,432
#   DCM Holdings Co., Ltd................................   473,880   4,837,735
#   DD Holdings Co., Ltd.................................    16,800     326,510
#   Dear Life Co., Ltd...................................   139,000     573,178
    Delica Foods Holdings Co., Ltd.......................     7,300      90,546

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
    DeNA Co., Ltd........................................ 241,700 $ 4,276,657
    Denka Co., Ltd....................................... 432,300  13,906,328
    Denki Kogyo Co., Ltd.................................  44,600   1,001,804
#   Densan System Co., Ltd...............................  29,600     651,622
    Denso Corp........................................... 266,300  12,248,912
    Dentsu, Inc.......................................... 272,900  12,944,754
    Denyo Co., Ltd.......................................  69,000     867,261
    Descente, Ltd........................................ 129,200   2,690,267
    Dexerials Corp....................................... 339,900   2,767,181
    DIC Corp............................................. 427,000  13,689,135
    Digital Arts, Inc....................................  42,400   2,742,182
#   Digital Hearts Holdings Co., Ltd.....................  56,200     734,155
#   Digital Information Technologies Corp................  34,900     413,984
    Dip Corp............................................. 119,200   2,176,048
    Disco Corp...........................................  34,600   5,136,550
    DKS Co., Ltd.........................................  48,300   1,081,212
#   DMG Mori Co., Ltd.................................... 556,300   7,572,664
    DMW Corp.............................................     900      17,978
    Don Quijote Holdings Co., Ltd........................ 102,400   5,954,678
    Doshisha Co., Ltd....................................  64,600     989,823
#   Double Standard, Inc.................................   8,200     285,969
    Doutor Nichires Holdings Co., Ltd.................... 107,523   2,058,125
    Dowa Holdings Co., Ltd............................... 261,800   8,387,568
#   DSB Co., Ltd.........................................  49,300     182,977
    DTS Corp............................................. 113,900   4,031,414
    Duskin Co., Ltd...................................... 175,200   4,217,452
    Dvx, Inc.............................................  31,200     313,437
#   DyDo Group Holdings, Inc.............................  39,900   1,920,882
    Dynic Corp...........................................   7,899      53,170
    Eagle Industry Co., Ltd.............................. 170,400   2,007,706
    Earth Corp...........................................  35,000   1,667,881
    East Japan Railway Co................................  87,400   8,097,580
#   EAT&Co, Ltd..........................................  16,500     242,855
    Ebara Corp........................................... 288,400   7,960,290
#   Ebara Jitsugyo Co., Ltd..............................  23,800     471,269
    Eco's Co., Ltd.......................................  45,800     683,620
    EDION Corp........................................... 352,000   3,572,819
    EF-ON, Inc........................................... 112,639     898,131
    eGuarantee, Inc...................................... 102,900   1,010,820
#   E-Guardian, Inc......................................  35,500     706,290
    Ehime Bank, Ltd. (The)............................... 143,798   1,388,823
    Eidai Co., Ltd.......................................  76,700     309,999
    Eighteenth Bank, Ltd. (The)..........................  45,700   1,116,224
    Eiken Chemical Co., Ltd..............................  81,600   1,850,407
    Eisai Co., Ltd.......................................   9,200     714,348
    Eizo Corp............................................  56,000   2,172,443
    Elan Corp............................................  47,600     575,949
    Elecom Co., Ltd......................................  60,600   1,618,033
    Electric Power Development Co., Ltd..................  78,400   1,960,889
    Elematec Corp........................................  26,903     443,503
#   EM Systems Co., Ltd.................................. 107,100   1,110,764
    Endo Lighting Corp................................... 102,000     693,087
*   Enigmo, Inc..........................................  43,200     971,296
    en-japan, Inc........................................  97,700   3,674,553
#   Enomoto Co., Ltd.....................................  24,600     182,424
    Enplas Corp..........................................  35,600     968,847
#*  Enshu, Ltd...........................................  24,700     232,463
    Ensuiko Sugar Refining Co., Ltd......................  11,600      23,358
    EPCO Co., Ltd........................................  10,500      83,980

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    EPS Holdings, Inc....................................   184,300 $ 2,799,095
#   eRex Co., Ltd........................................   128,400     732,517
#   ES-Con Japan, Ltd....................................   262,900   1,999,504
    ESCRIT, Inc..........................................    59,100     323,070
#   Escrow Agent Japan, Inc..............................    88,100     208,990
    ESPEC Corp...........................................    73,200   1,341,512
    Excel Co., Ltd.......................................    30,300     534,018
    Exedy Corp...........................................   159,700   4,027,124
    Ezaki Glico Co., Ltd.................................    19,300     963,152
    F&M Co., Ltd.........................................     4,300      40,823
    F@N Communications, Inc..............................   219,100   1,112,190
#   Faith, Inc...........................................    25,880     200,586
    FALCO HOLDINGS Co., Ltd..............................    30,000     411,995
#   FamilyMart UNY Holdings Co., Ltd.....................    49,112   5,753,104
    FANUC Corp...........................................    21,700   3,690,771
    Fast Retailing Co., Ltd..............................    15,700   7,204,829
    FCC Co., Ltd.........................................   199,600   5,075,645
#*  FDK Corp.............................................    32,400     310,802
    Feed One Co., Ltd....................................   688,740   1,097,515
#   Felissimo Corp.......................................     1,200      11,754
    Fenwal Controls of Japan, Ltd........................     3,500      47,989
    Ferrotec Holdings Corp...............................   246,300   2,213,467
#*  FFRI, Inc............................................    14,200     475,604
    FIDEA Holdings Co., Ltd.............................. 1,012,100   1,245,580
    Fields Corp..........................................    63,900     447,713
    Financial Products Group Co., Ltd....................   246,700   2,708,987
#   FINDEX, Inc..........................................    57,400     307,528
#*  First Baking Co., Ltd................................     1,200      10,816
#   First Brothers Co., Ltd..............................    43,900     420,988
    First Juken Co., Ltd.................................    29,600     308,876
#   First-corp, Inc......................................    27,500     189,047
*   FIRSTLOGIC, Inc......................................     1,400       8,277
#   Fixstars Corp........................................    73,100     968,848
    FJ Next Co., Ltd.....................................    90,600     764,609
    Foster Electric Co., Ltd.............................   162,200   2,480,305
    FP Corp..............................................   100,200   5,692,572
    France Bed Holdings Co., Ltd.........................    96,300     785,501
#   Freebit Co., Ltd.....................................    86,700     708,628
#   Freund Corp..........................................    40,900     321,702
    F-Tech, Inc..........................................    81,000     719,119
#   FTGroup Co., Ltd.....................................    48,500     658,950
    Fudo Tetra Corp......................................    91,620   1,396,258
    Fuji Co., Ltd........................................    91,100   1,546,631
#   Fuji Corp............................................   229,500   2,995,389
#   Fuji Corp............................................    33,600     633,076
    Fuji Corp., Ltd......................................   111,900     868,289
    Fuji Die Co., Ltd....................................    33,800     196,274
    Fuji Electric Co., Ltd...............................   389,200  12,028,205
    Fuji Furukawa Engineering & Construction Co., Ltd....     2,000      33,369
    Fuji Kosan Co., Ltd..................................    11,000      63,687
#   Fuji Kyuko Co., Ltd..................................    77,200   2,354,793
    Fuji Media Holdings, Inc.............................   140,100   2,072,825
    Fuji Oil Co., Ltd....................................   338,600     950,674
    Fuji Oil Holdings, Inc...............................   267,000   8,424,338
    Fuji Pharma Co., Ltd.................................    56,200     921,238
    Fuji Seal International, Inc.........................   194,400   6,458,155
    Fuji Soft, Inc.......................................    75,200   3,061,015
    Fujibo Holdings, Inc.................................    59,200   1,459,379
    Fujicco Co., Ltd.....................................    70,100   1,495,066

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    FUJIFILM Holdings Corp...............................   162,275 $ 6,972,330
    Fujikura Kasei Co., Ltd..............................   104,400     539,033
    Fujikura Rubber, Ltd.................................   104,000     437,287
    Fujikura, Ltd........................................ 1,666,000   7,313,104
    Fujimi, Inc..........................................    56,800   1,171,123
    Fujimori Kogyo Co., Ltd..............................    83,800   2,185,456
#   Fujio Food System Co., Ltd...........................    25,200     551,182
#   Fujisash Co., Ltd....................................   461,100     354,568
    Fujishoji Co., Ltd...................................    28,900     253,713
#   Fujita Kanko, Inc....................................    43,899   1,092,343
    Fujitec Co., Ltd.....................................   177,800   1,940,078
    Fujitsu Frontech, Ltd................................    60,000     551,462
    Fujitsu General, Ltd.................................   341,900   4,399,695
    Fujitsu, Ltd.........................................   435,329  29,217,285
#   Fujiya Co., Ltd......................................    31,700     651,651
    FuKoKu Co., Ltd......................................    38,000     304,830
    Fukuda Corp..........................................    25,300     941,399
#   Fukuda Denshi Co., Ltd...............................     6,100     411,974
    Fukui Bank, Ltd. (The)...............................    96,400   1,406,621
    Fukui Computer Holdings, Inc.........................    27,900     417,927
    Fukuoka Financial Group, Inc.........................   225,720   4,986,701
*   Fukushima Bank, Ltd. (The)...........................   127,100     460,373
    Fukushima Industries Corp............................    66,100   2,343,687
    Fukuyama Transporting Co., Ltd.......................   107,300   4,315,339
#*  Full Speed, Inc......................................    16,500      86,973
    FULLCAST Holdings Co., Ltd...........................    75,400   1,325,004
#   Fumakilla, Ltd.......................................    27,501     300,642
#*  Funai Electric Co., Ltd..............................   102,300     551,325
    Funai Soken Holdings, Inc............................   111,420   1,883,667
    Furukawa Battery Co., Ltd. (The).....................    78,000     499,233
    Furukawa Co., Ltd....................................   135,600   1,729,479
    Furukawa Electric Co., Ltd...........................   466,590  13,995,066
    Furuno Electric Co., Ltd.............................   121,000   1,008,442
    Furusato Industries, Ltd.............................    34,800     493,442
#   Furuya Metal Co., Ltd................................    10,200     485,772
    Furyu Corp...........................................    81,000     755,587
#   Fuso Chemical Co., Ltd...............................   109,900   2,158,928
    Fuso Pharmaceutical Industries, Ltd..................    28,999     668,805
    Futaba Corp..........................................   199,700   3,149,793
    Futaba Industrial Co., Ltd...........................   382,100   1,989,676
    Future Corp..........................................   117,300   1,629,044
    Fuyo General Lease Co., Ltd..........................   113,600   5,674,703
    G-7 Holdings, Inc....................................    42,600     829,082
    Gakken Holdings Co., Ltd.............................    14,800     554,408
#   Gakkyusha Co., Ltd...................................    25,700     315,943
    GCA Corp.............................................     3,700      24,575
    Gecoss Corp..........................................    72,100     668,839
#   Genki Sushi Co., Ltd.................................    19,900     751,056
#   Genky DrugStores Co., Ltd............................    32,000     766,815
    Geo Holdings Corp....................................   210,400   3,226,044
    Geomatec Co., Ltd....................................     9,500      64,008
    Geostr Corp..........................................    82,200     320,360
#   Gfoot Co., Ltd.......................................    42,300     259,503
    Giken, Ltd...........................................    79,700   2,383,241
#   GL Sciences, Inc.....................................    28,300     393,782
#   Global, Ltd. (The)...................................    32,900     163,241
    GLOBERIDE, Inc.......................................    55,199   1,235,777
    Glory, Ltd...........................................   189,145   4,699,049
    GMO Cloud K.K........................................    14,000     417,098

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    GMO Financial Holdings, Inc..........................    75,500 $   414,387
    GMO internet, Inc....................................   257,800   3,483,339
#   GMO Payment Gateway, Inc.............................    73,400   3,799,410
    Godo Steel, Ltd......................................    49,300     804,509
#   Gokurakuyu Holdings Co., Ltd.........................    52,900     295,809
    Goldcrest Co., Ltd...................................    89,230   1,354,317
#   Goldwin, Inc.........................................    28,300   2,787,104
#   Golf Digest Online, Inc..............................    72,200     437,994
#   Good Com Asset Co., Ltd..............................       900      12,190
    Gourmet Kineya Co., Ltd..............................     1,500      15,497
    Grandy House Corp....................................    68,600     256,767
    Gree, Inc............................................   223,300   1,013,785
#   GS Yuasa Corp........................................   394,799   8,240,712
    GSI Creos Corp.......................................    27,800     322,671
    G-Tekt Corp..........................................   118,200   1,736,946
    Gun-Ei Chemical Industry Co., Ltd....................    20,300     489,130
*   GungHo Online Entertainment, Inc.....................   793,100   1,872,621
    Gunma Bank, Ltd. (The)...............................   921,401   4,061,196
#*  Gunosy, Inc..........................................    41,400     917,376
    Gunze, Ltd...........................................    61,500   2,565,724
    Gurunavi, Inc........................................   218,400   1,466,939
    H2O Retailing Corp...................................   283,260   3,986,518
#   HABA Laboratories, Inc...............................     8,500     573,164
    Hachijuni Bank, Ltd. (The)........................... 1,087,200   4,814,065
#   Hagihara Industries, Inc.............................    44,600     625,925
    Hagiwara Electric Holdings Co., Ltd..................    29,500     770,651
    Hagoromo Foods Corp..................................     1,500      35,803
    Hakudo Co., Ltd......................................    35,800     535,966
    Hakuhodo DY Holdings, Inc............................   314,000   4,832,398
    Hakuto Co., Ltd......................................    68,200     725,190
#   Hakuyosha Co., Ltd...................................     1,000      24,929
    Halows Co., Ltd......................................    23,700     458,223
    Hamakyorex Co., Ltd..................................    92,100   3,293,595
    Hamamatsu Photonics KK...............................    86,200   3,086,449
#   Hamee Corp...........................................    21,400     167,957
    Hankyu Hanshin Holdings, Inc.........................   431,600  15,405,825
    Hanwa Co., Ltd.......................................   157,500   4,373,766
    Happinet Corp........................................    68,100     999,020
#   Harada Industry Co., Ltd.............................    55,100     444,561
    Hard Off Corp. Co., Ltd..............................    37,500     280,823
    Harima Chemicals Group, Inc..........................    57,800     524,245
#   Harmonic Drive Systems, Inc..........................    29,200   1,025,948
    Haruyama Holdings, Inc...............................    22,600     173,427
    Haseko Corp.......................................... 1,359,100  15,074,245
    Havix Corp...........................................     6,500      48,832
    Hayashikane Sangyo Co., Ltd..........................    34,299     178,159
    Hazama Ando Corp..................................... 1,151,680   7,628,020
    Heiwa Corp...........................................   232,100   4,903,923
    Heiwa Real Estate Co., Ltd...........................   161,600   2,986,077
    Heiwado Co., Ltd.....................................   139,700   3,239,648
#   Helios Techno Holdings Co., Ltd......................   121,400     787,207
    Hibino Corp..........................................    21,900     381,223
    Hibiya Engineering, Ltd..............................    94,600   1,478,839
    Hiday Hidaka Corp....................................    65,516   1,289,387
    Hikari Tsushin, Inc..................................    22,100   3,542,260
    HI-LEX Corp..........................................    37,900     722,793
#   Himaraya Co., Ltd....................................    15,100     128,657
    Hino Motors, Ltd.....................................   703,900   7,067,166
    Hinokiya Group Co., Ltd..............................    33,300     584,316

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Hioki EE Corp........................................    24,000 $   905,048
    Hirakawa Hewtech Corp................................    50,200     561,654
#   Hiramatsu, Inc.......................................   176,700     544,920
#   Hirano Tecseed Co., Ltd..............................    35,300     468,936
#   Hirata Corp..........................................    50,900   3,150,594
    Hirose Electric Co., Ltd.............................    11,025   1,184,207
    Hirose Tusyo, Inc....................................     3,400      62,541
    Hiroshima Bank, Ltd. (The)...........................   656,700   3,801,128
    Hiroshima Gas Co., Ltd...............................   109,500     341,251
#   HIS Co., Ltd.........................................   186,476   7,051,469
    Hisaka Works, Ltd....................................    89,300     681,427
    Hisamitsu Pharmaceutical Co., Inc....................     6,800     348,229
    Hitachi Capital Corp.................................   409,000   9,321,303
    Hitachi Chemical Co., Ltd............................   284,300   4,689,432
    Hitachi Construction Machinery Co., Ltd..............   282,700   7,179,666
    Hitachi High-Technologies Corp.......................   118,400   4,278,985
    Hitachi Metals, Ltd..................................   729,630   8,208,343
    Hitachi Transport System, Ltd........................   215,800   6,026,476
    Hitachi Zosen Corp...................................   786,500   2,616,586
    Hitachi, Ltd......................................... 1,846,885  58,100,187
    Hitachi, Ltd., ADR...................................    86,823   5,463,771
#   Hito Communications, Inc.............................    28,300     394,338
    Hochiki Corp.........................................    81,700     794,377
#   Hoden Seimitsu Kako Kenkyusho Co., Ltd...............    14,900     162,132
    Hodogaya Chemical Co., Ltd...........................    27,200     520,029
    Hogy Medical Co., Ltd................................    63,600   2,123,672
    Hokkaido Electric Power Co., Inc.....................   552,700   3,833,603
    Hokkaido Gas Co., Ltd................................    39,800     540,416
    Hokkan Holdings, Ltd.................................    36,900     550,514
    Hokko Chemical Industry Co., Ltd.....................   107,200     503,767
    Hokkoku Bank, Ltd. (The).............................   106,400   3,198,823
    Hokuetsu Corp........................................   609,395   3,306,032
    Hokuetsu Industries Co., Ltd.........................   111,800   1,151,152
    Hokuhoku Financial Group, Inc........................   408,100   4,678,281
    Hokuriku Electric Industry Co., Ltd..................    27,900     246,871
*   Hokuriku Electric Power Co...........................   520,600   4,582,304
    Hokuriku Electrical Construction Co., Ltd............    14,100     114,989
    Hokuto Corp..........................................   101,500   1,852,854
    Honda Motor Co., Ltd., Sponsored ADR.................   409,923  12,326,385
    Honda Motor Co., Ltd................................. 2,640,923  79,285,666
    Honda Tsushin Kogyo Co., Ltd.........................    69,800     355,833
    H-One Co., Ltd.......................................   119,100   1,115,631
    Honeys Holdings Co., Ltd.............................    70,330     605,595
#   Honshu Chemical Industry Co., Ltd....................    17,400     192,474
#   Hoosiers Holdings....................................   194,200   1,190,591
    Horiba, Ltd..........................................   169,400   8,338,620
    Hoshizaki Corp.......................................    29,300   2,080,681
    Hosiden Corp.........................................   249,600   1,898,487
    Hosokawa Micron Corp.................................    41,300   1,686,408
#   Hotland Co., Ltd.....................................    34,500     398,011
#   House Do Co., Ltd....................................    22,100     248,646
    House Foods Group, Inc...............................   125,900   4,383,197
#   Howa Machinery, Ltd..................................    47,200     348,955
    Hoya Corp............................................   128,000   7,428,781
#   HUB Co., Ltd.........................................    14,200     129,944
#   Hulic Co., Ltd.......................................   132,800   1,225,400
    Hurxley Corp.........................................     3,300      31,975
    Hyakugo Bank, Ltd. (The)............................. 1,203,600   4,358,752
    Hyakujushi Bank, Ltd. (The)..........................   106,500   2,480,975

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    I K K, Inc...........................................    55,400 $   370,687
#   I.K Co., Ltd.........................................    19,200     158,178
    Ibiden Co., Ltd......................................   488,405   7,119,827
    IBJ Leasing Co., Ltd.................................   164,700   3,796,762
    IBJ, Inc.............................................    70,000     563,110
    Ichibanya Co., Ltd...................................    36,532   1,487,860
    Ichigo, Inc.......................................... 1,046,700   3,619,500
    Ichiken Co., Ltd.....................................    36,100     649,535
    Ichikoh Industries, Ltd..............................   236,000   1,307,368
    Ichinen Holdings Co., Ltd............................   119,072   1,300,617
    Ichiyoshi Securities Co., Ltd........................   197,500   1,639,404
    Icom, Inc............................................    42,400     822,260
    Idec Corp............................................   149,100   2,748,575
    Idemitsu Kosan Co., Ltd..............................   644,600  22,746,272
    IDOM, Inc............................................   458,000   1,713,458
#   Ihara Science Corp...................................    32,500     448,556
    IHI Corp.............................................   401,600  12,719,314
    Iida Group Holdings Co., Ltd.........................   254,696   4,635,169
    Iino Kaiun Kaisha, Ltd...............................   400,300   1,418,552
#   IJT Technology Holdings Co., Ltd.....................    96,460     583,562
    Ikegami Tsushinki Co., Ltd...........................    23,500     255,360
#   IMAGICA GROUP, Inc...................................    74,900     363,565
    Imasen Electric Industrial...........................    88,300     818,727
    Imuraya Group Co., Ltd...............................    12,300     272,103
    Inaba Denki Sangyo Co., Ltd..........................    72,700   2,838,639
    Inaba Seisakusho Co., Ltd............................    42,100     475,992
    Inabata & Co., Ltd...................................   204,200   2,691,414
    Inageya Co., Ltd.....................................    50,200     591,166
    Ines Corp............................................    71,500     868,190
    I-Net Corp...........................................    60,410     743,617
#   Infocom Corp.........................................    69,000   2,336,193
#   Infomart Corp........................................   344,300   3,675,030
    Information Development Co., Ltd.....................    16,550     218,197
    Information Services International-Dentsu, Ltd.......    52,800   1,410,878
    Innotech Corp........................................    65,600     607,194
    Inpex Corp........................................... 1,080,900  10,390,063
#   Insource Co., Ltd....................................    30,800     623,154
    Intage Holdings, Inc.................................   202,200   1,607,839
#   Intelligent Wave, Inc................................    13,700      82,832
    Inter Action Corp....................................    28,900     632,624
    Internet Initiative Japan, Inc.......................   168,900   3,980,561
    Interworks, Inc......................................     3,700      23,980
#   Inui Global Logistics Co., Ltd.......................    69,500     456,075
    I-O Data Device, Inc.................................    33,500     360,253
#   IR Japan Holdings, Ltd...............................    30,200     341,870
    Iriso Electronics Co., Ltd...........................    80,200   3,284,785
    I'rom Group Co., Ltd.................................    19,300     267,113
#   Ise Chemicals Corp...................................     5,600     169,864
    Iseki & Co., Ltd.....................................    95,000   1,386,153
    Isetan Mitsukoshi Holdings, Ltd......................   582,840   5,998,245
*   Ishihara Sangyo Kaisha, Ltd..........................   220,600   2,249,678
#   Ishii Hyoki Co., Ltd.................................    16,800     102,884
    Ishii Iron Works Co., Ltd............................     2,900      47,390
    Ishizuka Glass Co., Ltd..............................     8,799     157,736
#   Isolite Insulating Products Co., Ltd.................    71,700     383,098
#   Istyle, Inc..........................................   134,800   1,027,086
    Isuzu Motors, Ltd.................................... 1,294,507  19,256,238
#*  ITbook Holdings Co., Ltd.............................    47,700     167,968
    Itfor, Inc...........................................    67,800     470,796

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
JAPAN -- (Continued)
    ITmedia, Inc.........................................      5,500 $    22,911
    Ito En, Ltd..........................................     77,700   3,466,260
    ITOCHU Corp..........................................    831,700  15,256,869
    Itochu Enex Co., Ltd.................................    290,300   2,538,547
    Itochu Techno-Solutions Corp.........................    183,800   3,833,478
    Itochu-Shokuhin Co., Ltd.............................     17,400     735,714
    Itoham Yonekyu Holdings, Inc.........................    408,646   2,599,807
    Itoki Corp...........................................    207,400   1,075,922
*   Itokuro, Inc.........................................     26,200     804,496
    IwaiCosmo Holdings, Inc..............................    101,500   1,157,206
#   Iwaki & Co., Ltd.....................................    143,400     535,027
    Iwasaki Electric Co., Ltd............................     34,500     402,412
#   Iwatani Corp.........................................    229,400   7,842,373
    Iwatsu Electric Co., Ltd.............................     44,000     313,508
    Iyo Bank, Ltd. (The).................................    694,957   3,840,259
    Izumi Co., Ltd.......................................     89,500   4,512,921
    J Front Retailing Co., Ltd...........................    661,200   7,578,848
#   J Trust Co., Ltd.....................................    317,100   1,191,149
    JAC Recruitment Co., Ltd.............................     58,500   1,180,908
    Jaccs Co., Ltd.......................................    133,600   2,294,655
    Jafco Co., Ltd.......................................    162,500   5,703,487
    Jalux, Inc...........................................     39,000     856,542
    Jamco Corp...........................................     59,200   1,386,657
    Janome Sewing Machine Co., Ltd.......................     75,799     341,557
    Japan Airlines Co., Ltd..............................    215,200   7,835,101
    Japan Airport Terminal Co., Ltd......................     59,000   2,260,655
    Japan Asia Group, Ltd................................    124,400     419,659
*   Japan Asia Investment Co., Ltd.......................     76,600     148,079
*   Japan Asset Marketing Co., Ltd.......................    529,800     496,795
    Japan Aviation Electronics Industry, Ltd.............    328,800   4,285,117
    Japan Best Rescue System Co., Ltd....................     56,700     650,111
    Japan Cash Machine Co., Ltd..........................     85,600     779,511
#*  Japan Display, Inc................................... 11,192,801   7,457,785
#   Japan Electronic Materials Corp......................     34,000     229,122
    Japan Exchange Group, Inc............................    395,600   6,965,992
    Japan Foundation Engineering Co., Ltd................    116,600     367,331
#   Japan Investment Adviser Co., Ltd....................     38,500   1,413,378
#   Japan Lifeline Co., Ltd..............................    173,200   2,635,986
#   Japan Material Co., Ltd..............................    220,000   2,546,411
    Japan Meat Co., Ltd..................................     62,700     971,652
    Japan Medical Dynamic Marketing, Inc.................    150,500   1,571,388
    Japan Oil Transportation Co., Ltd....................     13,579     353,912
    Japan Petroleum Exploration Co., Ltd.................    102,400   1,921,210
    Japan Post Holdings Co., Ltd.........................  1,239,400  15,235,958
    Japan Property Management Center Co., Ltd............     46,600     364,337
    Japan Pulp & Paper Co., Ltd..........................     46,500   1,661,603
    Japan Pure Chemical Co., Ltd.........................      2,700      55,673
    Japan Securities Finance Co., Ltd....................    524,000   2,875,723
    Japan Steel Works, Ltd. (The)........................    363,300   6,722,645
    Japan Tobacco, Inc...................................    552,400  13,984,409
    Japan Transcity Corp.................................    157,600     615,656
    Japan Wool Textile Co., Ltd. (The)...................    212,300   1,705,602
    Jastec Co., Ltd......................................     35,900     295,369
    JBCC Holdings, Inc...................................     52,400     694,909
    JCU Corp.............................................    101,700   1,466,211
    Jeol, Ltd............................................    106,500   1,933,487
    JFE Holdings, Inc....................................    881,108  15,531,650
#   JFLA Holdings, Inc...................................     77,800     286,984
    JGC Corp.............................................    228,000   3,498,111

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
#*  JIG-SAW, Inc.........................................    15,900 $   366,010
    Jimoto Holdings, Inc.................................   439,400     480,212
    JINS, Inc............................................    50,800   2,547,714
    JK Holdings Co., Ltd.................................    64,600     314,892
    JMS Co., Ltd.........................................    44,700     230,293
    Joban Kosan Co., Ltd.................................    23,699     342,035
    J-Oil Mills, Inc.....................................    37,000   1,291,091
#   Jolly - Pasta Co., Ltd...............................     3,500      61,657
    Joshin Denki Co., Ltd................................    69,200   1,447,014
    Joyful Honda Co., Ltd................................    20,800     273,896
    JP-Holdings, Inc.....................................   150,000     386,655
    JSP Corp.............................................    50,800   1,041,700
    JSR Corp.............................................   269,400   4,355,772
    JTEKT Corp...........................................   833,500  10,825,637
    Juki Corp............................................   204,799   2,239,852
    Juroku Bank, Ltd. (The)..............................   151,800   3,328,977
    Justsystems Corp.....................................    62,100   1,265,295
    JVC Kenwood Corp.....................................   995,270   2,335,407
    JXTG Holdings, Inc................................... 8,196,320  44,769,359
    K&O Energy Group, Inc................................    63,200     838,746
    kabu.com Securities Co., Ltd.........................   525,800   2,613,618
*   Kadokawa Dwango......................................   246,453   2,675,451
    Kadoya Sesame Mills, Inc.............................     6,800     324,762
    Kaga Electronics Co., Ltd............................    77,100   1,433,067
    Kagome Co., Ltd......................................     8,200     218,829
    Kajima Corp..........................................   997,200  14,184,833
    Kakaku.com, Inc......................................   289,200   5,077,137
    Kaken Pharmaceutical Co., Ltd........................   104,100   4,917,830
    Kakiyasu Honten Co., Ltd.............................    28,300     616,974
#   Kamakura Shinsho, Ltd................................    19,600     255,149
    Kameda Seika Co., Ltd................................    57,400   2,605,742
    Kamei Corp...........................................   122,800   1,307,103
    Kamigumi Co., Ltd....................................   318,600   7,053,200
    Kanaden Corp.........................................    77,200     816,669
    Kanagawa Chuo Kotsu Co., Ltd.........................    16,700     565,185
    Kanamic Network Co., Ltd.............................    18,400     294,846
    Kanamoto Co., Ltd....................................   180,400   5,012,352
    Kandenko Co., Ltd....................................   466,000   4,377,566
    Kaneka Corp..........................................   187,600   7,334,186
#   Kaneko Seeds Co., Ltd................................     2,700      31,553
    Kanematsu Corp.......................................   428,300   5,156,480
    Kanematsu Electronics, Ltd...........................    71,100   2,085,738
    Kansai Electric Power Co., Inc. (The)................   425,400   6,475,229
*   Kansai Mirai Financial Group, Inc....................   390,303   2,900,326
    Kansai Paint Co., Ltd................................   152,900   2,682,938
    Kansai Super Market, Ltd.............................     8,800      79,548
    Kanto Denka Kogyo Co., Ltd...........................   310,500   2,586,002
    Kao Corp.............................................   126,800   8,964,549
    Kappa Create Co., Ltd................................    25,800     331,132
    Kasai Kogyo Co., Ltd.................................   156,000   1,257,028
#   Katakura & Co-op Agri Corp...........................    12,200     130,511
#   Katakura Industries Co., Ltd.........................   107,200   1,122,722
    Kato Sangyo Co., Ltd.................................    69,200   2,023,220
    Kato Works Co., Ltd..................................    35,226     882,509
    KAWADA TECHNOLOGIES, Inc.............................    24,500   1,524,248
#   Kawagishi Bridge Works Co., Ltd......................     9,600     210,567
    Kawai Musical Instruments Manufacturing Co., Ltd.....    24,700     687,651
    Kawasaki Heavy Industries, Ltd.......................   363,900   9,167,965
    Kawasaki Kinkai Kisen Kaisha, Ltd....................     2,800      80,897

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
#*  Kawasaki Kisen Kaisha, Ltd...........................   261,198 $ 3,408,418
    Kawasumi Laboratories, Inc...........................    60,600     375,498
    KDDI Corp............................................ 1,540,600  38,491,318
#   KeePer Technical Laboratory Co., Ltd.................    22,500     207,769
    Keihan Holdings Co., Ltd.............................   290,500  11,979,362
    Keihanshin Building Co., Ltd.........................   190,000   1,555,625
    Keihin Co., Ltd......................................    12,500     143,948
    Keihin Corp..........................................   291,500   5,218,278
    Keikyu Corp..........................................   134,200   2,285,704
    Keio Corp............................................    66,100   3,797,276
    Keisei Electric Railway Co., Ltd.....................    90,500   2,869,303
    Keiyo Bank, Ltd. (The)...............................   506,800   3,196,368
    Keiyo Co., Ltd.......................................   148,200     708,544
    KEL Corp.............................................    14,100     119,986
#   Kenko Mayonnaise Co., Ltd............................    66,600   1,253,420
    Kewpie Corp..........................................   300,000   6,818,322
    Key Coffee, Inc......................................    51,200     952,232
    Keyence Corp.........................................    21,310  10,966,448
#   KFC Holdings Japan, Ltd..............................    56,300   1,026,157
    KH Neochem Co., Ltd..................................   101,300   2,383,731
#*  KI Holdings Co., Ltd.................................    88,000     247,678
    Kikkoman Corp........................................    44,450   2,364,733
    Kimoto Co., Ltd......................................   207,100     356,954
#   Kimura Chemical Plants Co., Ltd......................    90,500     288,177
    Kimura Unity Co., Ltd................................     8,500      87,067
    Kinden Corp..........................................   274,400   4,507,460
    King Jim Co., Ltd....................................    15,500     111,131
*   Kinki Sharyo Co., Ltd. (The).........................    24,700     449,444
#*  Kintetsu Department Store Co., Ltd...................    18,200     564,957
    Kintetsu Group Holdings Co., Ltd.....................   103,500   4,517,084
    Kintetsu World Express, Inc..........................   208,600   3,024,115
    Kirin Holdings Co., Ltd..............................   670,780  16,014,113
    Kirindo Holdings Co., Ltd............................    48,200     614,006
    Kissei Pharmaceutical Co., Ltd.......................   118,700   3,225,430
    Ki-Star Real Estate Co., Ltd.........................    34,900     580,500
    Kitagawa Corp........................................    50,500   1,035,454
    Kita-Nippon Bank, Ltd. (The).........................    31,800     606,712
    Kitano Construction Corp.............................    22,600     659,529
#   Kitanotatsujin Corp..................................   253,000     994,963
    Kito Corp............................................   154,400   2,387,842
    Kitz Corp............................................   385,700   3,157,743
    Kiyo Bank, Ltd. (The)................................   267,900   3,856,388
#*  KLab, Inc............................................   260,600   2,208,419
*   KNT-CT Holdings Co., Ltd.............................    46,300     523,758
    Koa Corp.............................................    83,200   1,191,975
    Koatsu Gas Kogyo Co., Ltd............................    85,900     582,493
    Kobayashi Pharmaceutical Co., Ltd....................    42,400   2,694,665
    Kobe Bussan Co., Ltd.................................   100,400   3,118,238
*   Kobe Electric Railway Co., Ltd.......................    15,400     546,763
    Kobe Steel, Ltd...................................... 2,229,282  17,908,307
#   Kobelco Eco-Solutions Co., Ltd.......................     8,000     117,598
#   Kogi Corp............................................     1,300      16,175
    Kohnan Shoji Co., Ltd................................    89,900   2,272,721
    Kohsoku Corp.........................................    33,000     305,790
    Koike Sanso Kogyo Co., Ltd...........................     4,000      85,357
    Koito Manufacturing Co., Ltd.........................   151,300   9,111,839
*   Kojima Co., Ltd......................................   487,800   2,587,836
    Kokusai Co., Ltd.....................................    13,700      96,732
    Kokuyo Co., Ltd......................................   306,864   4,481,187

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    KOMAIHALTEC, Inc.....................................    21,100 $   360,919
    Komatsu Matere Co., Ltd..............................   127,600     866,984
    Komatsu Wall Industry Co., Ltd.......................    29,600     507,194
    Komatsu, Ltd.........................................   795,000  20,934,037
    KOMEDA Holdings Co., Ltd.............................   166,700   3,191,626
    Komehyo Co., Ltd.....................................    28,500     297,296
    Komeri Co., Ltd......................................   139,800   3,537,386
    Komori Corp..........................................   294,800   3,136,458
#   Konaka Co., Ltd......................................   333,180   1,360,094
    Konami Holdings Corp.................................   173,162   7,952,814
    Kondotec, Inc........................................    61,400     529,871
    Konica Minolta, Inc.................................. 1,770,000  17,822,141
    Konishi Co., Ltd.....................................   109,100   1,585,966
    Konoike Transport Co., Ltd...........................   107,800   1,615,488
#   Konoshima Chemical Co., Ltd..........................    39,300     238,839
    Kosaido Co., Ltd.....................................    74,600     453,188
    Kose Corp............................................    49,800   7,310,509
#   Kosei Securities Co., Ltd. (The).....................    31,000     214,158
    Koshidaka Holdings Co., Ltd..........................   164,800   2,362,430
    Kotobuki Spirits Co., Ltd............................    72,400   2,708,980
#*  Kourakuen Holdings Corp..............................    38,600     789,013
    Kozo Keikaku Engineering, Inc........................     6,200     119,661
    Krosaki Harima Corp..................................    35,000   1,842,724
    KRS Corp.............................................    39,600     743,650
    K's Holdings Corp....................................   656,680   6,542,876
    KU Holdings Co., Ltd.................................    47,400     340,088
    Kubota Corp., Sponsored ADR..........................    43,382   3,438,023
    Kubota Corp..........................................    86,000   1,363,449
    Kumagai Gumi Co., Ltd................................   217,900   6,834,936
#   Kumiai Chemical Industry Co., Ltd....................   369,965   2,299,507
    Kura Corp............................................    39,800   2,062,396
    Kurabo Industries, Ltd...............................    84,600   1,824,355
    Kuraray Co., Ltd..................................... 1,327,400  20,413,594
    Kureha Corp..........................................    76,100   4,773,875
    Kurimoto, Ltd........................................    43,000     551,182
    Kurita Water Industries, Ltd.........................   200,400   5,094,823
    Kuriyama Holdings Corp...............................    47,400     317,326
    Kushikatsu Tanaka Holdings Co........................     9,000     205,561
    Kusuri no Aoki Holdings Co., Ltd.....................    45,800   3,039,291
#   KYB Corp.............................................   346,100   9,381,608
    Kyocera Corp.........................................   255,030  14,363,984
#   Kyoden Co., Ltd......................................   149,400     575,659
    Kyodo Printing Co., Ltd..............................    31,100     664,113
#   Kyoei Steel, Ltd.....................................   105,400   1,720,866
    Kyokuto Boeki Kaisha, Ltd............................    32,059     479,526
    Kyokuto Kaihatsu Kogyo Co., Ltd......................   137,300   1,938,210
    Kyokuto Securities Co., Ltd..........................   101,000   1,055,468
    Kyokuyo Co., Ltd.....................................    41,500   1,052,420
    KYORIN Holdings, Inc.................................   134,300   2,851,717
#   Kyoritsu Maintenance Co., Ltd........................   157,374   7,188,068
    Kyoritsu Printing Co., Ltd...........................   170,500     310,504
    Kyosan Electric Manufacturing Co., Ltd...............   175,400     666,490
    Kyoto Kimono Yuzen Co., Ltd..........................    17,500      67,073
    Kyowa Electronic Instruments Co., Ltd................   103,400     344,565
    Kyowa Exeo Corp......................................   285,248   7,010,887
    Kyowa Hakko Kirin Co., Ltd...........................    60,800   1,165,646
    Kyowa Leather Cloth Co., Ltd.........................    51,500     356,160
    Kyudenko Corp........................................   160,600   5,773,746
    Kyushu Electric Power Co., Inc.......................   237,100   2,937,993

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
JAPAN -- (Continued)
    Kyushu Financial Group, Inc.......................... 1,047,400 $4,266,820
    Kyushu Railway Co....................................    93,300  3,185,482
#   LAC Co., Ltd.........................................    59,000    809,273
#   Lacto Japan Co., Ltd.................................    18,200  1,319,563
    Land Business Co., Ltd...............................     2,900     20,377
#*  Laox Co., Ltd........................................   178,399    437,050
    Lasertec Corp........................................   127,200  4,193,023
#   Lawson, Inc..........................................    67,600  4,166,974
#   LEC, Inc.............................................   158,500  2,357,853
    Leopalace21 Corp..................................... 1,614,100  7,647,736
    Life Corp............................................    80,400  1,723,734
    LIFULL Co., Ltd......................................   180,400  1,188,189
#   Like Co., Ltd........................................    34,600    333,719
#*  LINE Corp............................................    11,900    428,492
#   Linical Co., Ltd.....................................    40,300    518,213
#   Link And Motivation, Inc.............................   125,100  1,050,422
    Lintec Corp..........................................   182,400  4,039,125
    Lion Corp............................................   360,000  7,502,752
*   Litalico, Inc........................................    20,300    380,457
    LIXIL Group Corp.....................................   637,719  9,391,563
    LIXIL VIVA Corp......................................    12,900    185,808
    Lonseal Corp.........................................     5,700     89,112
    Look Holdings, Inc...................................    27,400    272,661
    Luckland Co., Ltd....................................     3,700     69,697
*   M&A Capital Partners Co., Ltd........................    25,700  1,189,338
    M3, Inc..............................................   217,600  3,149,318
    Mabuchi Motor Co., Ltd...............................    33,900  1,189,045
    Macnica Fuji Electronics Holdings, Inc...............   159,050  2,079,379
    Macromill, Inc.......................................    46,600    664,070
    Maeda Corp...........................................   485,800  4,799,250
    Maeda Kosen Co., Ltd.................................   129,600  3,045,397
    Maeda Road Construction Co., Ltd.....................   206,300  4,016,670
    Maezawa Kasei Industries Co., Ltd....................    53,300    496,502
    Maezawa Kyuso Industries Co., Ltd....................    40,800    677,324
    Makino Milling Machine Co., Ltd......................   116,200  4,757,331
    Makita Corp., Sponsored ADR..........................     1,200     42,522
    Makita Corp..........................................    60,000  2,125,908
    Mamezou Holdings Co., Ltd............................   116,700  1,085,645
    Mamiya-Op Co., Ltd...................................    20,799    182,180
    Mandom Corp..........................................    63,600  1,494,887
    Mani, Inc............................................    36,700  1,608,048
#   MarkLines Co., Ltd...................................    39,900    515,346
    Mars Group Holdings Corp.............................    45,300    889,624
    Marubeni Corp........................................ 1,184,759  9,234,718
    Marubun Corp.........................................    88,500    585,256
    Marudai Food Co., Ltd................................    88,500  1,428,139
    Marufuji Sheet Piling Co., Ltd.......................     2,700     55,691
    Maruha Nichiro Corp..................................   285,481  9,732,462
    Marui Group Co., Ltd.................................   473,900  9,622,521
    Maruichi Steel Tube, Ltd.............................   120,600  3,873,689
    Maruka Machinery Co., Ltd............................    22,600    422,761
#   Marumae Co., Ltd.....................................    23,900    157,873
    Marusan Securities Co., Ltd..........................   157,600  1,161,775
    Maruwa Co., Ltd......................................    54,900  3,229,811
    Maruwa Unyu Kikan Co., Ltd...........................    46,000  1,536,586
    Maruyama Manufacturing Co., Inc......................    15,400    185,266
    Maruzen CHI Holdings Co., Ltd........................    81,000    236,617
    Maruzen Co., Ltd.....................................    24,800    542,898
    Maruzen Showa Unyu Co., Ltd..........................    46,400  1,143,835

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Marvelous, Inc.......................................   234,000 $ 2,022,984
    Matsuda Sangyo Co., Ltd..............................    60,362     792,549
    Matsui Construction Co., Ltd.........................    92,100     600,521
    Matsui Securities Co., Ltd...........................   216,000   2,320,779
    Matsumotokiyoshi Holdings Co., Ltd...................   172,200   5,319,639
#   Matsuya Co., Ltd.....................................    40,700     375,166
    Matsuyafoods Holdings Co., Ltd.......................    49,500   1,640,016
    Max Co., Ltd.........................................   101,100   1,346,285
    Maxell Holdings, Ltd.................................   180,400   2,572,788
    Maxvalu Nishinihon Co., Ltd..........................     1,700      28,919
    Maxvalu Tokai Co., Ltd...............................    23,800     542,485
    Mazda Motor Corp..................................... 1,602,300  17,733,031
    McDonald's Holdings Co. Japan, Ltd...................    44,700   1,978,398
    MCJ Co., Ltd.........................................   423,000   2,861,398
    Mebuki Financial Group, Inc.......................... 2,275,111   6,378,967
#   MEC Co., Ltd.........................................    44,400     433,812
#   Media Do Holdings Co., Ltd...........................    24,500     507,920
#*  Medical Data Vision Co., Ltd.........................    52,600     469,504
    Medical System Network Co., Ltd......................   159,400     594,435
    Medipal Holdings Corp................................   238,100   5,495,616
    Medius Holdings Co., Ltd.............................     8,700      53,862
    Megachips Corp.......................................   107,600   2,792,455
    Megmilk Snow Brand Co., Ltd..........................   296,500   7,867,820
    Meidensha Corp.......................................   216,600   2,921,173
    Meiji Electric Industries Co., Ltd...................    24,300     406,184
    MEIJI Holdings Co., Ltd..............................   137,920  10,664,672
    Meiji Shipping Co., Ltd..............................    65,900     210,343
#   Meiko Electronics Co., Ltd...........................   163,900   3,017,875
    Meiko Network Japan Co., Ltd.........................   114,400     997,553
    Meisei Industrial Co., Ltd...........................   157,700   1,019,185
    Meitec Corp..........................................    98,200   4,287,345
    Meito Sangyo Co., Ltd................................    28,800     345,684
    Meiwa Corp...........................................    93,300     362,720
#   Meiwa Estate Co., Ltd................................    60,800     331,806
    Melco Holdings, Inc..................................    23,100     747,664
    Menicon Co., Ltd.....................................   145,500   3,621,059
#   Mercuria Investment Co., Ltd.........................    31,600     205,612
    Mesco, Inc...........................................    12,400     122,366
    METAWATER Co., Ltd...................................    30,200     840,851
    Michinoku Bank, Ltd. (The)...........................    80,509   1,216,579
#   Micronics Japan Co., Ltd.............................   106,000     777,801
#   Mie Kotsu Group Holdings, Inc........................   273,800   1,559,365
    Mikuni Corp..........................................   142,900     662,791
    Milbon Co., Ltd......................................    72,272   2,904,758
    Mimaki Engineering Co., Ltd..........................   104,100     749,688
    Mimasu Semiconductor Industry Co., Ltd...............   108,500   1,394,611
    Minebea Mitsumi, Inc................................. 1,038,826  17,087,709
    Ministop Co., Ltd....................................    57,000   1,024,450
    Mipox Corp...........................................    46,400     141,563
    Miraca Holdings, Inc.................................   276,600   6,842,568
    Miraial Co., Ltd.....................................    31,900     334,994
#   Mirait Holdings Corp.................................   282,310   4,080,169
#   Miroku Jyoho Service Co., Ltd........................    63,400   1,465,105
    Misawa Homes Co., Ltd................................   141,000     969,753
    MISUMI Group, Inc....................................   200,700   4,593,835
    Mitachi Co., Ltd.....................................     7,700      51,974
    Mitani Corp..........................................    35,400   1,770,636
    Mitani Sekisan Co., Ltd..............................     7,000     164,355
    Mito Securities Co., Ltd.............................   280,800     696,044

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
JAPAN -- (Continued)
    Mitsuba Corp.........................................    325,900 $ 2,020,112
    Mitsubishi Chemical Holdings Corp....................  3,644,360  31,317,924
    Mitsubishi Corp......................................  1,080,300  31,661,667
    Mitsubishi Electric Corp.............................  1,447,500  18,214,305
    Mitsubishi Estate Co., Ltd...........................    861,320  15,255,250
    Mitsubishi Gas Chemical Co., Inc.....................    444,000   7,022,587
    Mitsubishi Heavy Industries, Ltd.....................    246,800   9,542,678
    Mitsubishi Kakoki Kaisha, Ltd........................     24,400     339,386
    Mitsubishi Logisnext Co., Ltd........................    203,000   2,111,439
    Mitsubishi Logistics Corp............................    160,799   4,119,542
    Mitsubishi Materials Corp............................    447,420  12,807,662
    Mitsubishi Motors Corp...............................  1,114,400   6,923,963
    Mitsubishi Paper Mills, Ltd..........................    163,000     847,606
    Mitsubishi Pencil Co., Ltd...........................     56,300   1,152,736
    Mitsubishi Research Institute, Inc...................     37,600   1,101,043
    Mitsubishi Shokuhin Co., Ltd.........................     48,400   1,265,895
    Mitsubishi Steel Manufacturing Co., Ltd..............     60,300     928,466
    Mitsubishi Tanabe Pharma Corp........................    287,200   4,499,442
    Mitsubishi UFJ Financial Group, Inc., Sponsored ADR..  1,440,272   7,748,663
    Mitsubishi UFJ Financial Group, Inc..................  9,210,200  49,402,753
    Mitsubishi UFJ Lease & Finance Co., Ltd..............  1,889,500   9,672,153
    Mitsuboshi Belting, Ltd..............................     76,500   1,461,672
    Mitsui & Co., Ltd., Sponsored ADR....................     15,092   4,923,840
    Mitsui & Co., Ltd....................................    971,445  15,871,389
    Mitsui Chemicals, Inc................................    514,613  12,919,354
*   Mitsui E&S Holdings Co., Ltd.........................    360,700   4,070,359
    Mitsui Fudosan Co., Ltd..............................    341,500   8,296,691
#   Mitsui High-Tec, Inc.................................    106,100     893,589
    Mitsui Matsushima Holdings Co., Ltd..................     59,000     744,845
    Mitsui Mining & Smelting Co., Ltd....................    373,400   8,809,180
    Mitsui OSK Lines, Ltd................................    458,800  11,463,556
    Mitsui Sugar Co., Ltd................................     51,000   1,384,587
*   Mitsui-Soko Holdings Co., Ltd........................    139,200   2,459,646
    Mitsumura Printing Co., Ltd..........................      1,500      27,249
    Mitsuuroko Group Holdings Co., Ltd...................    119,000     844,865
    Miura Co., Ltd.......................................     31,600     788,294
#   Mixi, Inc............................................    284,300   7,207,053
    Miyaji Engineering Group, Inc........................     31,800     574,080
    Miyazaki Bank, Ltd. (The)............................     67,400   1,695,367
    Miyoshi Oil & Fat Co., Ltd...........................     35,000     334,698
    Mizuho Financial Group, Inc.......................... 19,470,360  31,957,816
    Mizuno Corp..........................................     89,321   2,088,294
#*  Mobile Factory, Inc..................................     19,700     273,541
    Mochida Pharmaceutical Co., Ltd......................     25,099   2,225,644
    Modec, Inc...........................................    103,600   2,320,731
#   Molitec Steel Co., Ltd...............................     55,500     213,348
    Monex Group, Inc.....................................    956,200   3,344,206
#   Money Partners Group Co., Ltd........................     88,500     235,505
#   Monogatari Corp. (The)...............................     27,200   2,357,856
#   MonotaRO Co., Ltd....................................    271,200   5,790,924
    MORESCO Corp.........................................     40,400     580,593
#   Mori-Gumi Co., Ltd...................................     51,800     212,421
    Morinaga & Co., Ltd..................................    112,800   4,636,474
    Morinaga Milk Industry Co., Ltd......................    241,100   7,012,255
    Morita Holdings Corp.................................    148,900   2,411,732
    Morito Co., Ltd......................................     70,900     467,740
    Morozoff, Ltd........................................      9,399     415,002
    Mory Industries, Inc.................................     27,200     587,732
    MrMax Holdings, Ltd..................................     85,200     394,449

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    MS&AD Insurance Group Holdings, Inc..................   386,874 $11,452,843
    MTI, Ltd.............................................   168,700     978,451
#   Mugen Estate Co., Ltd................................    83,800     454,051
    Murata Manufacturing Co., Ltd........................    94,840  14,246,465
    Musashi Seimitsu Industry Co., Ltd...................   286,000   4,158,997
    Musashino Bank, Ltd. (The)...........................   125,300   2,876,287
    Mutoh Holdings Co., Ltd..............................    11,700     195,064
*   Mynet, Inc...........................................    41,900     675,276
#   N Field Co., Ltd.....................................    46,400     366,579
    Nabtesco Corp........................................   196,600   5,201,430
    NAC Co., Ltd.........................................    65,800     620,961
    Nachi-Fujikoshi Corp.................................    96,900   3,888,142
#   Nadex Co., Ltd.......................................     7,600      66,000
    Nafco Co., Ltd.......................................     1,100      17,107
    Nagaileben Co., Ltd..................................    17,200     344,475
#   Nagano Bank, Ltd. (The)..............................    36,100     520,366
    Nagano Keiki Co., Ltd................................    55,400     413,334
    Nagase & Co., Ltd....................................   360,300   5,273,592
    Nagatanien Holdings Co., Ltd.........................    32,500     702,969
    Nagawa Co., Ltd......................................     6,600     325,909
#   Nagoya Railroad Co., Ltd.............................   241,299   6,385,968
*   Naigai Co., Ltd......................................    12,200      57,418
    Naigai Tec Corp......................................     6,100      72,011
    Naigai Trans Line, Ltd...............................    26,700     344,538
    Nakabayashi Co., Ltd.................................    88,700     443,666
    Nakamoto Packs Co., Ltd..............................    15,100     222,545
    Nakamuraya Co., Ltd..................................     9,000     341,369
    Nakanishi, Inc.......................................   102,300   1,758,314
    Nakano Corp..........................................    76,100     344,054
    Nakayama Steel Works, Ltd............................   102,100     474,005
    Nakayo, Inc..........................................     6,200      80,598
    Namura Shipbuilding Co., Ltd.........................   312,548   1,302,491
    Nankai Electric Railway Co., Ltd.....................   163,500   4,378,517
    Nanto Bank, Ltd. (The)...............................   152,301   3,110,186
    Narasaki Sangyo Co., Ltd.............................    13,400     210,967
    Natori Co., Ltd......................................    25,700     374,548
    NEC Capital Solutions, Ltd...........................    64,100     949,268
    NEC Corp.............................................   635,680  21,362,004
    NEC Networks & System Integration Corp...............    74,600   1,647,752
    NET One Systems Co., Ltd.............................   291,700   6,113,497
    Neturen Co., Ltd.....................................   151,200   1,198,126
#*  New Japan Chemical Co., Ltd..........................   173,700     300,265
#   Newton Financial Consulting, Inc.....................     3,000      48,902
*   Nexon Co., Ltd.......................................   214,600   3,264,810
#   Nextage Co., Ltd.....................................   124,400   1,383,199
    Nexyz Group Corp.....................................    24,900     430,304
    NGK Insulators, Ltd..................................   584,300   8,985,579
    NGK Spark Plug Co., Ltd..............................   417,200   8,988,957
    NH Foods, Ltd........................................   209,699   8,298,093
    NHK Spring Co., Ltd.................................. 1,193,037  11,068,314
#   Nicca Chemical Co., Ltd..............................    11,200      93,979
    Nice Holdings, Inc...................................    36,100     285,804
    Nichia Steel Works, Ltd..............................   272,201     686,638
    Nichias Corp.........................................   330,500   5,730,966
    Nichiban Co., Ltd....................................    36,500     664,111
    Nichicon Corp........................................   208,400   1,656,037
    Nichiden Corp........................................    39,500     568,725
    Nichiha Corp.........................................   151,800   3,890,756
    NichiiGakkan Co., Ltd................................   298,200   2,646,734

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Nichi-iko Pharmaceutical Co., Ltd....................   293,950 $ 4,439,450
#   Nichimo Co., Ltd.....................................     4,800      78,728
    Nichirei Corp........................................   417,999  11,334,167
    Nichireki Co., Ltd...................................   116,600   1,032,682
    Nichirin Co., Ltd....................................    60,630   1,067,714
    Nidec Corp...........................................    59,878   7,200,789
    Nidec Corp., Sponsored ADR...........................    20,578     617,957
    Nifco, Inc...........................................   252,000   6,133,458
    Nihon Chouzai Co., Ltd...............................    47,460   1,463,142
#*  Nihon Dempa Kogyo Co., Ltd...........................   403,700   1,405,057
    Nihon Dengi Co., Ltd.................................     6,800     167,152
    Nihon Denkei Co., Ltd................................    18,600     237,894
    Nihon Eslead Corp....................................    38,900     542,183
    Nihon Flush Co., Ltd.................................    32,500     552,359
    Nihon House Holdings Co., Ltd........................   250,400     981,092
#   Nihon Kagaku Sangyo Co., Ltd.........................    51,900     584,853
    Nihon Kohden Corp....................................   129,000   4,064,279
    Nihon M&A Center, Inc................................   282,600   7,084,418
#   Nihon Nohyaku Co., Ltd...............................   249,500   1,131,787
    Nihon Parkerizing Co., Ltd...........................   251,200   2,972,436
    Nihon Plast Co., Ltd.................................   100,700     710,171
    Nihon Tokushu Toryo Co., Ltd.........................    46,700     564,267
    Nihon Unisys, Ltd....................................   369,700   8,837,299
    Nihon Yamamura Glass Co., Ltd........................    44,600     604,565
    Nikkato Corp.........................................    24,500     219,182
    Nikkiso Co., Ltd.....................................   208,300   1,935,722
    Nikko Co., Ltd.......................................    20,000     417,505
    Nikkon Holdings Co., Ltd.............................   235,600   5,933,408
    Nikon Corp...........................................   373,900   6,393,099
    Nintendo Co., Ltd....................................    10,700   3,245,181
    Nippi, Inc...........................................     8,500     254,678
    Nippo Corp...........................................   201,700   3,850,248
    Nippon Air Conditioning Services Co., Ltd............    69,900     411,307
    Nippon Aqua Co., Ltd.................................    41,900     157,555
    Nippon Beet Sugar Manufacturing Co., Ltd.............    48,900     777,301
    Nippon Carbide Industries Co., Inc...................    48,800     761,356
#   Nippon Carbon Co., Ltd...............................    47,300   1,880,412
    Nippon Ceramic Co., Ltd..............................    12,000     278,526
    Nippon Chemical Industrial Co., Ltd..................    24,900     532,376
    Nippon Chemi-Con Corp................................   100,400   2,014,904
    Nippon Chemiphar Co., Ltd............................    10,000     299,349
    Nippon Coke & Engineering Co., Ltd................... 1,045,400     933,134
    Nippon Commercial Development Co., Ltd...............    64,600     899,874
    Nippon Concept Corp..................................    30,400     273,823
    Nippon Concrete Industries Co., Ltd..................   254,100     607,303
#   Nippon Denko Co., Ltd................................   626,250   1,281,141
    Nippon Densetsu Kogyo Co., Ltd.......................   144,300   3,162,548
    Nippon Electric Glass Co., Ltd.......................   267,700   7,455,078
    Nippon Express Co., Ltd..............................   186,276  11,787,762
    Nippon Felt Co., Ltd.................................    15,100      61,314
#   Nippon Filcon Co., Ltd...............................    48,800     228,937
    Nippon Fine Chemical Co., Ltd........................    46,300     462,647
    Nippon Flour Mills Co., Ltd..........................   201,600   3,382,324
#   Nippon Gas Co., Ltd..................................   173,200   6,371,751
    Nippon Hume Corp.....................................   107,900     765,850
    Nippon Kanzai Co., Ltd...............................    21,800     376,127
    Nippon Kayaku Co., Ltd...............................   465,900   5,866,430
    Nippon Kinzoku Co., Ltd..............................    35,200     404,527
#   Nippon Kodoshi Corp..................................    46,700     704,884

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Nippon Koei Co., Ltd.................................    60,600 $ 1,420,687
    Nippon Koshuha Steel Co., Ltd........................    46,700     231,403
    Nippon Light Metal Holdings Co., Ltd................. 3,842,000   8,525,402
#   Nippon Paint Holdings Co., Ltd.......................   143,000   4,799,173
#   Nippon Paper Industries Co., Ltd.....................   409,002   8,019,782
    Nippon Parking Development Co., Ltd..................   773,300   1,116,710
    Nippon Pillar Packing Co., Ltd.......................    97,200   1,187,508
    Nippon Piston Ring Co., Ltd..........................    28,500     459,537
    Nippon Rietec Co., Ltd...............................     3,000      40,153
    Nippon Road Co., Ltd. (The)..........................    32,300   1,877,541
    Nippon Seiki Co., Ltd................................   141,600   2,627,522
    Nippon Seisen Co., Ltd...............................    13,400     397,310
#*  Nippon Sharyo, Ltd...................................    53,099   1,197,215
    Nippon Sheet Glass Co., Ltd..........................   624,200   5,645,521
    Nippon Shinyaku Co., Ltd.............................     8,700     552,889
    Nippon Shokubai Co., Ltd.............................    80,000   5,302,775
    Nippon Signal Co., Ltd...............................   245,600   2,138,148
    Nippon Soda Co., Ltd.................................   119,800   3,035,356
    Nippon Steel & Sumikin Bussan Corp...................    72,700   3,040,361
    Nippon Steel & Sumitomo Metal Corp................... 1,042,879  19,312,352
    Nippon Suisan Kaisha, Ltd............................ 1,933,900  11,945,314
    Nippon Systemware Co., Ltd...........................    42,600     704,236
    Nippon Telegraph & Telephone Corp....................   204,900   8,808,275
    Nippon Thompson Co., Ltd.............................   329,500   1,714,236
#   Nippon Tungsten Co., Ltd.............................     4,900     107,756
    Nippon View Hotel Co., Ltd...........................    28,100     279,308
#   Nippon Yakin Kogyo Co., Ltd..........................   719,100   1,684,531
    Nippon Yusen K.K.....................................   424,431   7,105,846
#   Nipro Corp...........................................   804,900  10,801,810
    Nishimatsu Construction Co., Ltd.....................   252,800   5,893,660
#   Nishimatsuya Chain Co., Ltd..........................   141,600   1,167,406
    Nishi-Nippon Financial Holdings, Inc.................   587,914   5,302,587
#   Nishi-Nippon Railroad Co., Ltd.......................   189,400   4,839,089
    Nishio Rent All Co., Ltd.............................   110,200   3,460,175
    Nissan Chemical Corp.................................   192,700  10,245,665
    Nissan Motor Co., Ltd................................ 5,272,900  45,030,540
    Nissan Shatai Co., Ltd...............................   240,700   2,201,035
    Nissan Tokyo Sales Holdings Co., Ltd.................   123,500     343,866
#   Nissei ASB Machine Co., Ltd..........................    48,800   1,732,527
    Nissei Plastic Industrial Co., Ltd...................    57,800     476,555
#   Nissha Co., Ltd......................................   114,300   1,499,620
    Nisshin Fudosan Co...................................   152,400     612,853
    Nisshin Oillio Group, Ltd. (The).....................   118,800   3,404,920
    Nisshin Seifun Group, Inc............................    62,645   1,264,175
#   Nisshinbo Holdings, Inc..............................   535,141   4,668,621
    Nissin Corp..........................................    62,000     998,895
#   Nissin Electric Co., Ltd.............................   244,700   2,142,472
    Nissin Foods Holdings Co., Ltd.......................    11,475     730,529
    Nissin Kogyo Co., Ltd................................   194,000   2,642,220
    Nissin Sugar Co., Ltd................................    54,300   1,011,399
    Nissui Pharmaceutical Co., Ltd.......................    55,100     593,408
    Nitori Holdings Co., Ltd.............................    32,300   4,206,093
    Nitta Corp...........................................    54,100   1,773,772
#   Nitta Gelatin, Inc...................................    53,700     327,673
    Nittan Valve Co., Ltd................................   112,600     338,308
    Nittetsu Mining Co., Ltd.............................    59,601   2,463,354
    Nitto Boseki Co., Ltd................................   103,500   1,822,006
    Nitto Denko Corp.....................................   193,400  10,939,715
    Nitto FC Co., Ltd....................................    65,500     435,400

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Nitto Kogyo Corp.....................................    88,800 $ 1,604,712
    Nitto Kohki Co., Ltd.................................    42,400     819,164
    Nitto Seiko Co., Ltd.................................   103,100     479,961
#   Nittoc Construction Co., Ltd.........................   142,749     823,805
    Nittoku Engineering Co., Ltd.........................    41,100     978,640
    NJS Co., Ltd.........................................    24,400     329,001
#   nms Holdings Co......................................    44,600     133,504
    Noda Corp............................................    53,100     330,837
    Noevir Holdings Co., Ltd.............................    50,400   2,157,897
    NOF Corp.............................................   251,500   8,291,587
    Nohmi Bosai, Ltd.....................................    77,900   1,314,685
    Nojima Corp..........................................   201,400   3,975,958
    NOK Corp.............................................   370,100   5,977,432
    Nomura Co., Ltd......................................   120,500   3,281,942
    Nomura Holdings, Inc................................. 3,332,398  13,012,421
#   Nomura Holdings, Inc., Sponsored ADR.................   327,114   1,229,949
    Nomura Real Estate Holdings, Inc.....................   448,000   8,700,867
    Nomura Research Institute, Ltd.......................    79,695   3,261,281
    Noritake Co., Ltd....................................    42,900   2,037,549
#   Noritsu Koki Co., Ltd................................    88,400   1,412,060
    Noritz Corp..........................................   128,100   1,782,811
    North Pacific Bank, Ltd.............................. 1,417,700   3,793,857
    Nozawa Corp..........................................    30,300     257,119
    NS Solutions Corp....................................   136,600   3,598,021
    NS Tool Co., Ltd.....................................    29,300     674,396
    NS United Kaiun Kaisha, Ltd..........................    65,700   1,679,094
    NSD Co., Ltd.........................................    82,039   1,742,558
    NSK, Ltd.............................................   886,147   8,643,280
    NTN Corp............................................. 3,192,200  10,489,961
    NTT Data Corp........................................   379,500   4,524,096
    NTT DOCOMO, Inc...................................... 1,433,300  34,437,596
    NuFlare Technology, Inc..............................    22,700   1,092,131
    OAK Capital Corp.....................................   235,000     297,041
#   Oat Agrio Co., Ltd...................................    20,400     388,645
    Obara Group, Inc.....................................    45,800   1,500,384
    Obayashi Corp........................................ 1,515,400  14,419,447
    Obic Co., Ltd........................................    62,300   5,904,056
    Odakyu Electric Railway Co., Ltd.....................   171,900   3,862,787
    Odelic Co., Ltd......................................    16,800     594,214
    Oenon Holdings, Inc..................................   263,000     845,783
    Ogaki Kyoritsu Bank, Ltd. (The)......................   181,800   3,785,984
    Ohashi Technica, Inc.................................    39,900     464,290
#   Ohba Co., Ltd........................................    19,400     109,156
*   Ohizumi Manufacturing Co., Ltd.......................    10,900      70,690
    Ohki Healthcare Holdings Co., Ltd....................     2,000      22,942
    Ohsho Food Service Corp..............................    32,300   2,167,008
#   OIE Sangyo Co., Ltd..................................     1,200      12,539
    Oiles Corp...........................................    67,201   1,123,450
*   Oisix ra daichi, Inc.................................    17,600     269,710
    Oita Bank, Ltd. (The)................................   147,000   4,501,995
    Oji Holdings Corp.................................... 2,954,000  17,105,397
#   Okabe Co., Ltd.......................................   194,800   1,533,008
    Okada Aiyon Corp.....................................    19,400     263,464
    Okamoto Industries, Inc..............................    46,800   2,404,525
    Okamoto Machine Tool Works, Ltd......................    21,199     443,510
    Okamura Corp.........................................   212,900   2,744,809
    Okasan Securities Group, Inc.........................   770,500   3,385,591
#   Okaya Electric Industries Co., Ltd...................    25,800      88,270
    Oki Electric Industry Co., Ltd.......................   492,600   6,362,514

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Okinawa Cellular Telephone Co........................    30,800 $ 1,092,063
    Okinawa Electric Power Co., Inc. (The)...............   132,003   2,497,385
    OKK Corp.............................................    41,300     305,496
    OKUMA Corp...........................................    91,600   4,737,637
    Okumura Corp.........................................   113,900   3,599,224
    Okura Industrial Co., Ltd............................    48,400     786,978
#   Okuwa Co., Ltd.......................................    88,000     825,349
#   Olympic Group Corp...................................    34,400     210,870
    Olympus Corp.........................................   132,500   5,435,287
    Omikenshi Co., Ltd...................................    12,799      68,741
    Omron Corp...........................................   186,600   7,663,334
    Ono Pharmaceutical Co., Ltd..........................    13,400     292,737
    ONO Sokki Co., Ltd...................................    36,500     202,490
    Onoken Co., Ltd......................................    78,200   1,182,559
#   Onward Holdings Co., Ltd.............................   507,300   2,965,874
    Ootoya Holdings Co., Ltd.............................     9,800     201,682
*   Open Door, Inc.......................................    36,400     945,586
    Open House Co., Ltd..................................   150,100   6,284,963
#*  OPT Holding, Inc.....................................    25,400     371,767
#   Optex Group Co., Ltd.................................    93,460   1,642,935
    Oracle Corp..........................................    20,200   1,471,754
    Organo Corp..........................................    29,600     694,865
#   Orient Corp.......................................... 1,822,300   2,145,816
    Oriental Land Co., Ltd...............................    53,300   5,465,054
    Origin Electric Co., Ltd.............................    25,500     401,990
    ORIX Corp............................................ 2,846,800  42,940,603
    ORIX Corp., Sponsored ADR............................    17,419   1,310,954
    Osaka Gas Co., Ltd...................................   221,300   4,381,387
    Osaka Organic Chemical Industry, Ltd.................    70,000     725,703
    Osaka Soda Co., Ltd..................................    48,799   1,117,572
    Osaka Steel Co., Ltd.................................    55,900   1,015,862
#   OSAKA Titanium Technologies Co., Ltd.................   112,500   1,729,903
    Osaki Electric Co., Ltd..............................   208,600   1,384,691
    OSG Corp.............................................   409,200   8,375,091
    OSJB Holdings Corp...................................   561,800   1,567,088
    Otsuka Corp..........................................    68,600   2,220,448
    Otsuka Holdings Co., Ltd.............................   130,300   5,344,316
#*  Otsuka Kagu, Ltd.....................................    78,000     280,669
    OUG Holdings, Inc....................................     3,900      87,716
#   Outsourcing, Inc.....................................   302,800   3,476,339
    Oyo Corp.............................................   117,000   1,233,956
    Pacific Industrial Co., Ltd..........................   221,400   3,134,208
#   Pacific Metals Co., Ltd..............................    86,000   2,311,686
#   Pack Corp. (The).....................................    45,000   1,191,237
    PAL GROUP Holdings Co., Ltd..........................    67,500   1,859,924
    PALTAC Corp..........................................   148,458   7,154,455
#   Paltek Corp..........................................    17,600      95,794
    Panasonic Corp....................................... 2,718,642  26,621,541
#   PAPYLESS Co., Ltd....................................    14,700     335,467
    Paraca, Inc..........................................    28,300     426,035
    Paramount Bed Holdings Co., Ltd......................    59,100   2,477,990
    Parco Co., Ltd.......................................    93,400     889,090
    Paris Miki Holdings, Inc.............................   100,200     369,070
#   Park24 Co., Ltd......................................   154,800   3,693,956
    Parker Corp..........................................     6,000      24,992
*   Pasco Corp...........................................     4,700      34,806
    Pasona Group, Inc....................................   111,200   1,409,242
    PC Depot Corp........................................   157,540     640,294
    PCI Holdings, Inc....................................     8,400     181,892

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Pegasus Sewing Machine Manufacturing Co., Ltd........    86,800 $   555,541
    Penta-Ocean Construction Co., Ltd.................... 1,909,400  11,209,132
    People Co., Ltd......................................       800       9,404
#   Pepper Food Service Co., Ltd.........................    49,900   1,180,377
#*  PeptiDream, Inc......................................    30,200   1,290,000
    Persol Holdings Co., Ltd.............................   111,100   1,978,222
    PIA Corp.............................................    19,200     613,355
    Pickles Corp.........................................    13,300     240,231
#   Pigeon Corp..........................................    94,600   3,709,018
    Pilot Corp...........................................    78,800   3,846,453
    Piolax, Inc..........................................   103,100   2,105,025
*   Pioneer Corp......................................... 2,286,300   1,367,139
    Plenus Co., Ltd......................................    74,100   1,251,312
    Pola Orbis Holdings, Inc.............................   118,400   3,541,299
    Poletowin Pitcrew Holdings, Inc......................   135,600   1,085,379
    Press Kogyo Co., Ltd.................................   468,300   2,542,227
    Pressance Corp.......................................   244,400   3,328,430
    Prestige International, Inc..........................   161,200   1,923,622
    Prima Meat Packers, Ltd..............................   225,199   4,263,870
    Pronexus, Inc........................................    35,500     323,916
    Pro-Ship, Inc........................................     7,400      91,720
#   Prospect Co., Ltd.................................... 3,401,000     909,756
    Proto Corp...........................................    41,400     577,291
    PS Mitsubishi Construction Co., Ltd..................   169,400     899,572
    Punch Industry Co., Ltd..............................   119,000     621,793
    Qol Holdings Co., Ltd................................   153,200   2,393,513
    Quick Co., Ltd.......................................    36,900     475,274
    Raccoon Holdings, Inc................................    34,800     219,953
    Raito Kogyo Co., Ltd.................................   264,300   3,230,554
    Rakus Co., Ltd.......................................    57,900   1,026,436
*   Rakuten, Inc......................................... 2,445,400  18,462,245
    Rasa Corp............................................    34,900     270,912
    Rasa Industries, Ltd.................................    52,699     659,298
    Raysum Co., Ltd......................................   109,500   1,105,676
#   RECOMM Co., Ltd......................................   203,200     356,986
    Recruit Holdings Co., Ltd............................   348,600   9,356,601
    Relia, Inc...........................................    65,500     571,311
    Relo Group, Inc......................................   238,800   6,302,921
#   Renaissance, Inc.....................................    42,000     760,247
    Renesas Easton Co., Ltd..............................    63,300     241,779
*   Renesas Electronics Corp.............................   744,900   4,294,711
    Rengo Co., Ltd....................................... 1,075,110   9,411,258
*   RENOVA, Inc..........................................    29,500     289,128
#*  Renown, Inc..........................................   243,200     221,360
#   Resol Holdings Co., Ltd..............................     4,700     171,800
    Resona Holdings, Inc................................. 1,715,800   8,669,221
    Resorttrust, Inc.....................................   435,600   6,106,648
#   Retail Partners Co., Ltd.............................     6,500      66,860
    Rheon Automatic Machinery Co., Ltd...................    65,400     827,246
    Rhythm Watch Co., Ltd................................    29,300     458,094
#   Riberesute Corp......................................    34,000     259,822
    Ricoh Co., Ltd....................................... 1,012,219  10,783,045
    Ricoh Leasing Co., Ltd...............................    72,700   2,225,257
    Ride On Express Holdings Co., Ltd....................    55,900     638,931
    Right On Co., Ltd....................................    65,400     493,765
    Riken Corp...........................................    38,500   1,742,692
    Riken Keiki Co., Ltd.................................    47,800     871,913
    Riken Technos Corp...................................   213,700     905,507
    Riken Vitamin Co., Ltd...............................    32,700   1,016,212

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
#   Ringer Hut Co., Ltd..................................  69,300 $ 1,483,373
    Rinnai Corp..........................................  19,600   1,297,733
    Rion Co., Ltd........................................  33,100     519,367
    Riso Kagaku Corp.....................................  79,858   1,207,047
    Riso Kyoiku Co., Ltd................................. 367,650   1,504,369
#   Rix Corp.............................................   6,200      82,695
    Rock Field Co., Ltd..................................  72,900   1,002,102
    Rohm Co., Ltd........................................  86,700   6,119,249
    Rohto Pharmaceutical Co., Ltd........................ 188,000   5,069,040
#   Rokko Butter Co., Ltd................................  93,100   1,693,613
    Roland DG Corp.......................................  77,100   1,501,909
#   Rorze Corp...........................................  79,100   1,188,715
    Round One Corp....................................... 421,300   4,793,421
#   Royal Holdings Co., Ltd.............................. 150,000   3,658,099
    RS Technologies Co., Ltd.............................  20,100     510,529
#*  RVH, Inc............................................. 232,100     436,627
    Ryobi, Ltd........................................... 158,000   4,065,694
    Ryoden Corp..........................................  67,300     844,061
    Ryohin Keikaku Co., Ltd..............................  17,575   4,188,810
    Ryosan Co., Ltd......................................  83,800   2,345,395
#   Ryoyo Electro Corp................................... 114,300   1,562,758
    S Foods, Inc.........................................  61,600   2,235,832
#   S LINE Co., Ltd......................................  10,600     102,276
#   S&B Foods, Inc.......................................   1,400      52,648
    Sac's Bar Holdings, Inc..............................  82,000     823,643
#   Sagami Rubber Industries Co., Ltd....................  28,000     470,724
    Saibu Gas Co., Ltd...................................  80,100   1,789,700
    Saizeriya Co., Ltd................................... 159,600   3,032,699
    Sakai Chemical Industry Co., Ltd.....................  62,600   1,310,683
    Sakai Heavy Industries, Ltd..........................  20,200     436,023
#   Sakai Moving Service Co., Ltd........................  57,700   3,149,911
#   Sakai Ovex Co., Ltd..................................  27,599     492,234
    Sakata INX Corp...................................... 150,600   1,645,042
#   Sakura Internet, Inc.................................  79,400     348,329
    Sala Corp............................................ 254,800   1,314,209
#   SAMTY Co., Ltd....................................... 115,600   1,622,230
    San Holdings, Inc....................................  14,200     308,597
    San ju San Financial Group, Inc......................  85,000   1,269,290
    San-A Co., Ltd.......................................  63,400   2,521,673
    San-Ai Oil Co., Ltd.................................. 205,400   1,804,546
#*  Sanden Holdings Corp................................. 166,900   1,249,861
#   Sanei Architecture Planning Co., Ltd.................  73,800   1,118,001
    Sangetsu Corp........................................ 141,300   2,580,940
    San-In Godo Bank, Ltd. (The)......................... 635,500   4,611,996
#*  Sanix, Inc........................................... 117,300     220,793
    Sanken Electric Co., Ltd............................. 170,000   3,559,343
    Sanki Engineering Co., Ltd........................... 209,500   2,186,660
#   Sanko Gosei, Ltd..................................... 115,700     374,481
#   Sanko Metal Industrial Co., Ltd......................  11,300     300,250
    Sankyo Co., Ltd...................................... 100,000   3,875,604
    Sankyo Frontier Co., Ltd.............................  10,200     356,098
    Sankyo Seiko Co., Ltd................................ 141,600     520,261
    Sankyo Tateyama, Inc................................. 125,600   1,556,145
    Sankyu, Inc.......................................... 253,600  12,361,859
    Sanoh Industrial Co., Ltd............................ 140,800     768,658
#   Sanoyas Holdings Corp................................ 145,500     256,311
    Sansei Landic Co., Ltd...............................  35,100     253,833
#   Sansei Technologies, Inc.............................  44,700     735,561
#   Sansha Electric Manufacturing Co., Ltd...............  43,900     378,903

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INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Sanshin Electronics Co., Ltd.........................   104,500 $ 1,615,576
    Santen Pharmaceutical Co., Ltd.......................   205,900   2,848,094
    Sanwa Holdings Corp..................................   829,300   9,529,080
#   Sanyei Corp..........................................     1,100      32,253
    Sanyo Chemical Industries, Ltd.......................    58,100   2,787,653
    Sanyo Denki Co., Ltd.................................    46,000   1,745,529
    Sanyo Electric Railway Co., Ltd......................    47,300     899,363
    Sanyo Engineering & Construction, Inc................    32,400     197,584
    Sanyo Housing Nagoya Co., Ltd........................    43,300     365,458
    Sanyo Industries, Ltd................................     1,500      25,053
#   Sanyo Shokai, Ltd....................................    65,499   1,058,418
    Sanyo Special Steel Co., Ltd.........................   116,400   2,522,342
    Sanyo Trading Co., Ltd...............................    57,200     939,504
#   Sapporo Holdings, Ltd................................   418,800   9,563,524
    Sata Construction Co., Ltd...........................    46,000     161,834
    Sato Holdings Corp...................................   139,700   3,306,573
    Sato Shoji Corp......................................    36,800     307,342
#   Satori Electric Co., Ltd.............................    78,600     648,689
    Sawada Holdings Co., Ltd.............................    68,400     680,235
    Sawai Pharmaceutical Co., Ltd........................   211,400  10,893,860
    Saxa Holdings, Inc...................................    21,600     344,901
    SBI Holdings, Inc....................................   632,380  13,508,761
    SBS Holdings, Inc....................................   119,600   1,752,273
#   Scala, Inc...........................................    83,000     571,110
    SCREEN Holdings Co., Ltd.............................   174,700   7,485,575
    Scroll Corp..........................................   149,500     584,002
    SCSK Corp............................................    63,759   2,579,974
    SEC Carbon, Ltd......................................     2,800     263,703
    Secom Co., Ltd.......................................    95,400   7,987,072
    Secom Joshinetsu Co., Ltd............................     3,300     103,185
#   Seed Co., Ltd........................................    37,500     446,983
    Sega Sammy Holdings, Inc.............................   286,512   4,037,837
    Seibu Holdings, Inc..................................   371,700   6,457,491
    Seika Corp...........................................    41,200     552,343
    Seikagaku Corp.......................................    25,100     284,908
*   Seikitokyu Kogyo Co., Ltd............................   211,999   1,192,788
    Seiko Epson Corp.....................................   638,000   9,930,465
    Seiko Holdings Corp..................................   159,600   3,360,923
    Seiko PMC Corp.......................................    31,500     227,596
    Seino Holdings Co., Ltd..............................   377,800   5,223,010
    Seiren Co., Ltd......................................   216,200   3,610,685
    Sekisui Chemical Co., Ltd............................   983,500  15,265,403
#   Sekisui House, Ltd...................................   797,000  11,911,477
    Sekisui Jushi Corp...................................    86,000   1,620,032
    Sekisui Plastics Co., Ltd............................   120,700   1,019,173
    Senko Group Holdings Co., Ltd........................   619,800   5,048,839
    Senshu Electric Co., Ltd.............................    28,200     654,208
    Senshu Ikeda Holdings, Inc........................... 1,043,060   2,860,552
#*  Senshukai Co., Ltd...................................   142,200     327,282
#   Septeni Holdings Co., Ltd............................    84,700     152,227
    Seria Co., Ltd.......................................    57,000   1,761,128
    Seven & I Holdings Co., Ltd..........................   964,352  41,990,760
    Seven Bank, Ltd...................................... 2,094,800   6,240,042
#   SFP Holdings Co., Ltd................................    52,600     776,718
    Sharp Corp...........................................   108,999   1,160,478
#   Shibaura Electronics Co., Ltd........................    44,500   1,543,117
    Shibaura Mechatronics Corp...........................    23,800     762,108
    Shibusawa Warehouse Co., Ltd. (The)..................    35,900     498,832
    Shibuya Corp.........................................    87,100   2,899,390

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INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
#   Shidax Corp..........................................    93,800 $   295,584
#*  SHIFT, Inc...........................................    25,800   1,139,102
#   Shiga Bank, Ltd. (The)...............................   193,136   4,495,550
    Shikibo, Ltd.........................................    34,400     330,419
    Shikoku Bank, Ltd. (The).............................   155,400   1,499,442
    Shikoku Chemicals Corp...............................   109,000   1,201,869
    Shikoku Electric Power Co., Inc......................   291,700   3,696,458
    Shima Seiki Manufacturing, Ltd.......................    45,500   1,485,859
    Shimachu Co., Ltd....................................   203,500   5,831,437
    Shimadzu Corp........................................   284,600   6,545,081
#   Shimamura Co., Ltd...................................    60,546   5,243,027
    Shimano, Inc.........................................    30,400   4,265,612
    Shimizu Bank, Ltd. (The).............................   199,100   2,841,544
    Shimizu Corp......................................... 1,288,100  10,961,983
    Shimojima Co., Ltd...................................     5,900      57,695
    Shin Nippon Air Technologies Co., Ltd................    54,000     839,900
*   Shin Nippon Biomedical Laboratories, Ltd.............    82,900     551,070
    Shinagawa Refractories Co., Ltd......................    29,900   1,002,933
    Shindengen Electric Manufacturing Co., Ltd...........    39,500   1,568,733
    Shin-Etsu Chemical Co., Ltd..........................   122,100  10,295,056
    Shin-Etsu Polymer Co., Ltd...........................   197,700   1,490,071
#*  Shinkawa, Ltd........................................    87,300     319,548
    Shin-Keisei Electric Railway Co., Ltd................    10,500     200,816
    Shinko Electric Industries Co., Ltd..................   379,900   2,619,446
#   Shinko Plantech Co., Ltd.............................   203,400   2,156,173
    Shinko Shoji Co., Ltd................................    78,600   1,217,037
    Shinko Wire Co., Ltd.................................     4,700      45,739
#   Shinmaywa Industries, Ltd............................   382,600   5,167,970
    Shinnihon Corp.......................................   148,500   1,368,704
#   Shinoken Group Co., Ltd..............................   207,700   1,568,137
    Shinsei Bank, Ltd....................................   414,300   5,609,273
    Shinsho Corp.........................................    26,500     603,509
    Shinwa Co., Ltd......................................    31,600     603,539
    Shionogi & Co., Ltd..................................   198,200  12,224,514
    Ship Healthcare Holdings, Inc........................   246,500   9,323,021
#   Shirai Electronics Industrial Co., Ltd...............    22,600      63,660
    Shiseido Co., Ltd....................................   247,100  14,699,168
#   Shizuki Electric Co., Inc............................    53,900     298,255
    Shizuoka Bank, Ltd. (The)............................   754,930   6,316,726
    Shizuoka Gas Co., Ltd................................   331,900   2,689,265
#   Shobunsha Publications, Inc..........................    47,400     196,261
#   Shoei Co., Ltd.......................................    44,600   1,541,202
#   Shoei Foods Corp.....................................    65,100   1,574,435
    Shofu, Inc...........................................    15,200     151,544
#*  Shoko Co., Ltd.......................................    44,000     256,516
    Showa Aircraft Industry Co., Ltd.....................    17,053     205,952
    Showa Corp...........................................   322,800   4,162,207
    Showa Denko K.K......................................   667,400  22,416,331
    Showa Sangyo Co., Ltd................................    87,900   2,309,725
    Showa Shell Sekiyu K.K...............................   455,100   6,780,631
#   Showa Shinku Co., Ltd................................    20,300     219,686
    Sigma Koki Co., Ltd..................................    12,300     156,828
    SIGMAXYZ, Inc........................................    62,800     482,591
#   Siix Corp............................................   179,800   2,527,926
    Sinanen Holdings Co., Ltd............................    33,200     675,078
    Sinfonia Technology Co., Ltd.........................   132,400   1,654,200
    Sinko Industries, Ltd................................    81,600   1,041,259
    Sintokogio, Ltd......................................   194,900   1,649,625
#   SK-Electronics Co., Ltd..............................    53,200     871,985

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    SKY Perfect JSAT Holdings, Inc.......................   838,200 $ 3,691,653
#   Skylark Holdings Co., Ltd............................   334,700   5,576,011
    SMC Corp.............................................     8,700   2,871,410
#   SMK Corp.............................................    26,700     620,481
    SMS Co., Ltd.........................................   250,800   4,137,108
    SNT Corp.............................................    68,200     208,494
    Soda Nikka Co., Ltd..................................    68,000     322,952
#   Sodick Co., Ltd......................................   285,400   2,165,341
    Soft99 Corp..........................................    11,800      98,677
    SoftBank Group Corp.................................. 1,002,632  78,971,000
#   Softbank Technology Corp.............................    55,400   1,043,933
#   Softbrain Co., Ltd...................................    69,300     332,031
    Softcreate Holdings Corp.............................    31,500     384,025
    Software Service, Inc................................     8,600     695,168
    Sogo Medical Holdings Co., Ltd.......................   137,400   2,329,508
    Sohgo Security Services Co., Ltd.....................   135,900   5,931,981
    Sojitz Corp.......................................... 2,050,200   7,882,479
    Soken Chemical & Engineering Co., Ltd................    25,000     431,373
    Solasto Corp.........................................   181,500   1,713,418
#   Soliton Systems K.K..................................    30,200     234,611
    Sompo Holdings, Inc..................................   247,200   9,320,475
    Sony Corp............................................   611,200  30,625,356
#   Sony Corp., Sponsored ADR............................   344,389  17,260,777
    Sony Financial Holdings, Inc.........................    43,700     831,559
    Soshin Electric Co., Ltd.............................    30,300      99,241
    Sotetsu Holdings, Inc................................   119,400   3,574,899
    Sotoh Co., Ltd.......................................    11,700     100,058
#   Sourcenext Corp......................................   273,800   1,344,326
#   Space Co., Ltd.......................................    49,260     560,477
    Space Value Holdings Co., Ltd........................   224,200   1,939,944
    Sparx Group Co., Ltd.................................   637,700   1,090,509
    SPK Corp.............................................    10,400     219,588
    Square Enix Holdings Co., Ltd........................    84,900   2,817,357
    SRA Holdings.........................................    60,600   1,456,323
    Srg Takamiya Co., Ltd................................   124,600     771,325
    SRS Holdings Co., Ltd................................     4,600      41,010
    St Marc Holdings Co., Ltd............................   108,500   2,468,252
    Stanley Electric Co., Ltd............................   293,800   8,533,430
#   Star Mica Co., Ltd...................................    72,100     958,002
#   Star Micronics Co., Ltd..............................    65,500     962,148
    Starts Corp., Inc....................................   235,800   5,291,988
    Starzen Co., Ltd.....................................    30,699   1,048,799
    St-Care Holding Corp.................................    78,100     369,513
    Stella Chemifa Corp..................................    66,200   1,752,905
    Step Co., Ltd........................................    30,000     346,928
#   Strike Co., Ltd......................................    27,300     507,774
    Studio Alice Co., Ltd................................    68,700   1,535,879
    Subaru Corp..........................................   909,400  21,354,581
#   Subaru Enterprise Co., Ltd...........................     5,500     271,952
    Sugi Holdings Co., Ltd...............................    41,800   1,735,453
    Sugimoto & Co., Ltd..................................    35,300     569,900
    SUMCO Corp...........................................   688,060   9,580,014
#   Sumida Corp..........................................   187,800   2,109,233
#   Suminoe Textile Co., Ltd.............................    28,000     620,536
#   Sumiseki Holdings, Inc...............................   267,700     244,260
    Sumitomo Bakelite Co., Ltd...........................   144,200   5,376,613
    Sumitomo Chemical Co., Ltd........................... 4,126,852  21,528,072
    Sumitomo Corp........................................   914,600  14,161,231
    Sumitomo Dainippon Pharma Co., Ltd...................   214,900   5,059,595

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Sumitomo Densetsu Co., Ltd...........................    75,100 $ 1,230,504
    Sumitomo Electric Industries, Ltd.................... 1,702,300  24,254,956
    Sumitomo Forestry Co., Ltd...........................   860,200  11,219,631
    Sumitomo Heavy Industries, Ltd.......................   289,096   9,807,040
    Sumitomo Metal Mining Co., Ltd.......................   241,100   6,973,308
    Sumitomo Mitsui Construction Co., Ltd................ 1,087,380   6,943,944
    Sumitomo Mitsui Financial Group, Inc................. 1,020,970  37,982,092
    Sumitomo Mitsui Trust Holdings, Inc..................   249,173   9,438,514
    Sumitomo Osaka Cement Co., Ltd.......................   176,299   7,822,226
    Sumitomo Precision Products Co., Ltd.................    17,700     475,897
    Sumitomo Realty & Development Co., Ltd...............   437,100  16,692,793
    Sumitomo Riko Co., Ltd...............................   256,400   2,299,292
    Sumitomo Rubber Industries, Ltd......................   914,263  12,708,429
    Sumitomo Seika Chemicals Co., Ltd....................    56,000   2,220,629
    Sumitomo Warehouse Co., Ltd. (The)...................   287,800   3,702,490
    Sun A Kaken Co., Ltd.................................     1,800       8,226
    Sun Corp.............................................    32,800     226,635
    Sun Frontier Fudousan Co., Ltd.......................   231,400   2,545,207
    Suncall Corp.........................................    41,800     241,965
    Sundrug Co., Ltd.....................................    67,400   2,156,954
    Suntory Beverage & Food, Ltd.........................    84,700   3,750,232
    Sun-Wa Technos Corp..................................    43,800     371,876
#   Suruga Bank, Ltd.....................................   321,900   1,381,453
    Suzuden Corp.........................................     6,900      95,822
    Suzuken Co., Ltd.....................................   103,120   5,414,374
#   Suzuki Co., Ltd......................................    62,300     379,133
    Suzuki Motor Corp....................................   282,300  14,741,859
    SWCC Showa Holdings Co., Ltd.........................   530,600   3,079,273
#*  Synchro Food Co., Ltd................................    34,600     207,520
    Sysmex Corp..........................................    59,900   3,339,231
    System Information Co., Ltd..........................     9,800      97,478
    Systemsoft Corp......................................    79,400      73,110
    Systena Corp.........................................   233,000   2,576,527
    Syuppin Co., Ltd.....................................    75,800     482,690
    T Hasegawa Co., Ltd..................................    92,692   1,370,785
    T RAD Co., Ltd.......................................    38,700     812,761
    T&D Holdings, Inc....................................   639,110   7,933,963
    T&K Toka Co., Ltd....................................    66,900     597,462
    Tachibana Eletech Co., Ltd...........................    73,580   1,058,033
#   Tachikawa Corp.......................................    43,300     386,343
    Tachi-S Co., Ltd.....................................   131,300   1,804,148
#   Tacmina Corp.........................................       900      14,336
    Tadano, Ltd..........................................   329,421   3,755,203
    Taihei Dengyo Kaisha, Ltd............................    76,300   1,703,576
    Taiheiyo Cement Corp.................................   357,436  12,272,120
    Taiheiyo Kouhatsu, Inc...............................    33,499     222,054
    Taiho Kogyo Co., Ltd.................................    96,900     871,295
    Taikisha, Ltd........................................    67,500   1,794,968
    Taiko Bank, Ltd. (The)...............................    21,200     324,717
    Taisei Corp..........................................   226,680  10,672,622
    Taisei Lamick Co., Ltd...............................    20,300     521,525
    Taisho Pharmaceutical Holdings Co., Ltd..............    10,400   1,056,318
    Taiyo Holdings Co., Ltd..............................    49,100   1,494,918
    Taiyo Nippon Sanso Corp..............................   291,700   4,622,724
    Taiyo Yuden Co., Ltd.................................   704,400  12,412,822
    Takachiho Koheki Co., Ltd............................    15,900     138,693
    Takadakiko Co., Ltd..................................     1,800      45,060
    Takagi Seiko Corp....................................     1,800      82,177
    Takamatsu Construction Group Co., Ltd................    37,300     961,818

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Takamatsu Machinery Co., Ltd.........................     8,700 $    59,291
    Takano Co., Ltd......................................    37,300     278,383
    Takaoka Toko Co., Ltd................................    56,874     773,749
    Takara Holdings, Inc.................................   140,800   1,612,964
#   Takara Leben Co., Ltd................................   589,400   1,849,588
#   Takara Printing Co., Ltd.............................    19,700     294,648
    Takara Standard Co., Ltd.............................   144,348   2,069,872
    Takasago International Corp..........................    64,400   1,991,857
    Takasago Thermal Engineering Co., Ltd................   151,600   2,390,789
    Takashima & Co., Ltd.................................    17,900     286,693
    Takashimaya Co., Ltd.................................   393,800   5,351,683
    Take And Give Needs Co., Ltd.........................    68,940   1,166,618
    TAKEBISHI Corp.......................................    26,300     337,458
*   Takeda Pharmaceutical Co, Ltd., Sponsored ADR........   140,479   2,805,362
    Takeda Pharmaceutical Co., Ltd....................... 1,229,902  49,655,128
    Takeei Corp..........................................    99,100     651,399
    Takemoto Yohki Co., Ltd..............................    48,400     651,746
    Takeuchi Manufacturing Co., Ltd......................   193,000   3,516,016
    Takihyo Co., Ltd.....................................    13,600     219,242
    Takisawa Machine Tool Co., Ltd.......................    33,900     473,507
    Takuma Co., Ltd......................................   216,100   2,739,037
#   Tama Home Co., Ltd...................................   132,600   1,508,171
    Tamron Co., Ltd......................................    74,200   1,172,719
    Tamura Corp..........................................   331,000   1,837,723
#   Tanabe Engineering Corp..............................    22,500     171,955
    Tanabe Management Consulting Co., Ltd................     1,000      11,619
#   Tanseisha Co., Ltd...................................   227,149   2,419,110
#   Tateru, Inc..........................................    95,600     270,401
    Tatsuta Electric Wire and Cable Co., Ltd.............   180,600     834,395
    Tayca Corp...........................................    73,000   1,185,076
#   Tazmo Co., Ltd.......................................    49,300     355,808
    Tbk Co., Ltd.........................................    99,000     363,719
    TDC Soft, Inc........................................    43,400     318,591
    TDK Corp., Sponsored ADR.............................    46,731   3,654,364
    TDK Corp.............................................   291,000  23,028,568
#*  Teac Corp............................................    28,800      57,564
    Tear Corp............................................    28,000     157,622
    TechMatrix Corp......................................    58,400     985,431
    TECHNO ASSOCIE Co., Ltd..............................     4,200      41,577
#   Techno Horizon Holdings Co., Ltd.....................    32,800     105,949
    Techno Medica Co., Ltd...............................     2,000      37,145
    Techno Ryowa, Ltd....................................    23,570     187,741
#   Techno Smart Corp....................................    32,100     261,497
    TechnoPro Holdings, Inc..............................   141,400   7,430,651
    Tecnos Japan, Inc....................................    60,600     435,923
    Teijin, Ltd.......................................... 1,426,550  24,654,886
    Teikoku Electric Manufacturing Co., Ltd..............    79,700     882,529
#   Teikoku Sen-I Co., Ltd...............................    54,100   1,099,502
    Teikoku Tsushin Kogyo Co., Ltd.......................    39,200     426,257
#   Tekken Corp..........................................    56,399   1,364,934
    Tenma Corp...........................................    71,300   1,086,068
    Tenox Corp...........................................     6,000      47,742
#   Tenpos Holdings Co., Ltd.............................    16,300     311,021
#   Teraoka Seisakusho Co., Ltd..........................    39,100     194,613
    Terumo Corp..........................................   120,500   6,879,593
    TESEC Corp...........................................     8,700     101,517
    T-Gaia Corp..........................................    71,600   1,396,556
    THK Co., Ltd.........................................   218,800   5,227,303
    Tigers Polymer Corp..................................    46,700     247,754

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    TIS, Inc.............................................   212,600 $ 9,570,083
    Titan Kogyo, Ltd.....................................     3,800      86,052
    TKC Corp.............................................    62,800   2,213,474
    Toa Corp.............................................    91,600     801,739
    Toa Corp.............................................    91,000   1,151,712
#   Toa Oil Co., Ltd.....................................    43,200     655,025
    TOA ROAD Corp........................................    19,900     551,903
#   Toabo Corp...........................................    24,400     100,070
    Toagosei Co., Ltd....................................   521,650   6,076,033
    Tobishima Corp.......................................   128,440   1,702,615
    Tobu Railway Co., Ltd................................   112,500   3,177,260
    TOC Co., Ltd.........................................   144,000   1,088,714
    Tocalo Co., Ltd......................................   379,600   3,242,555
    Tochigi Bank, Ltd. (The)............................. 1,069,401   2,346,624
    Toda Corp............................................   847,000   5,416,420
#   Toda Kogyo Corp......................................    18,100     373,727
    Toei Animation Co., Ltd..............................    43,000   1,862,676
    Toei Co., Ltd........................................    29,300   3,605,711
#   Toell Co., Ltd.......................................    28,000     169,756
    Toenec Corp..........................................    35,800   1,025,383
    Togami Electric Manufacturing Co., Ltd...............    11,600     143,274
    Toho Bank, Ltd. (The)................................   936,500   2,696,067
    Toho Chemical Industry Co., Ltd......................    23,000      81,699
    Toho Co., Ltd........................................    36,200   1,320,546
#   Toho Co., Ltd........................................    28,900     548,661
    Toho Gas Co., Ltd....................................   101,500   4,359,670
#   Toho Holdings Co., Ltd...............................   237,700   5,822,521
    Toho Titanium Co., Ltd...............................   199,800   1,826,750
    Toho Zinc Co., Ltd...................................    89,300   2,954,992
    Tohoku Bank, Ltd. (The)..............................    40,500     394,881
    Tohoku Electric Power Co., Inc.......................   256,600   3,478,877
    Tohoku Steel Co., Ltd................................     7,300      89,675
    Tohokushinsha Film Corp..............................    12,200      69,986
    Tohto Suisan Co., Ltd................................     6,700     142,658
#   Tokai Carbon Co., Ltd................................   318,700   4,375,177
    Tokai Corp...........................................    69,800   1,814,879
    TOKAI Holdings Corp..................................   512,800   4,102,470
#   Tokai Lease Co., Ltd.................................     4,000      64,890
    Tokai Rika Co., Ltd..................................   437,300   7,780,579
    Tokai Tokyo Financial Holdings, Inc..................   892,800   3,934,797
    Token Corp...........................................    47,870   2,821,767
    Tokio Marine Holdings, Inc...........................   233,912  11,453,663
#   Tokio Marine Holdings, Inc., ADR.....................    61,104   2,988,902
    Tokushu Tokai Paper Co., Ltd.........................    39,338   1,386,923
    Tokuyama Corp........................................   424,399   9,905,170
#*  Tokyo Base Co., Ltd..................................    71,900     556,669
    Tokyo Broadcasting System Holdings, Inc..............   108,900   1,890,171
    Tokyo Century Corp...................................   164,130   7,684,382
#   Tokyo Dome Corp......................................   386,800   3,247,289
*   Tokyo Electric Power Co. Holdings, Inc...............   818,012   5,034,816
    Tokyo Electron Device, Ltd...........................    39,800     646,361
    Tokyo Electron, Ltd..................................    90,800  13,258,674
    Tokyo Energy & Systems, Inc..........................   103,000     892,873
    Tokyo Gas Co., Ltd...................................   236,300   6,213,558
    Tokyo Individualized Educational Institute, Inc......    48,000     590,167
#   Tokyo Keiki, Inc.....................................    66,599     560,428
    Tokyo Kiraboshi Financial Group, Inc.................   168,174   2,374,877
    Tokyo Ohka Kogyo Co., Ltd............................   105,200   2,958,073
    Tokyo Printing Ink Manufacturing Co., Ltd............     3,200      74,165

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Tokyo Radiator Manufacturing Co., Ltd................     5,100 $    43,076
#   Tokyo Rakutenchi Co., Ltd............................     9,500     399,079
#   Tokyo Rope Manufacturing Co., Ltd....................    77,399     691,104
    Tokyo Sangyo Co., Ltd................................    81,100     391,092
    Tokyo Seimitsu Co., Ltd..............................   134,700   3,944,761
    Tokyo Steel Manufacturing Co., Ltd...................   342,700   2,893,647
    Tokyo Tatemono Co., Ltd..............................   671,300   8,162,867
    Tokyo Tekko Co., Ltd.................................    24,400     268,357
    Tokyo Theatres Co., Inc..............................    38,800     437,211
#   Tokyotokeiba Co., Ltd................................    52,100   1,418,670
    Tokyu Construction Co., Ltd..........................   519,780   4,839,109
    Tokyu Corp...........................................   303,500   5,194,269
    Tokyu Fudosan Holdings Corp.......................... 2,468,094  13,446,278
#   Tokyu Recreation Co., Ltd............................     8,364     371,065
    Toli Corp............................................   196,300     442,941
    Tomato Bank, Ltd.....................................    24,000     230,621
    Tomen Devices Corp...................................    10,900     230,851
    Tomoe Corp...........................................   159,700     563,984
    Tomoe Engineering Co., Ltd...........................    32,400     714,506
    Tomoegawa Co., Ltd...................................    24,800     242,374
    Tomoku Co., Ltd......................................    52,600     773,300
    TOMONY Holdings, Inc.................................   906,000   3,351,855
    Tomy Co., Ltd........................................   535,100   5,667,444
    Tonami Holdings Co., Ltd.............................    25,300   1,321,380
    Topcon Corp..........................................   415,600   5,604,618
    Toppan Forms Co., Ltd................................   196,700   1,649,336
    Toppan Printing Co., Ltd.............................   408,200   6,689,994
    Topre Corp...........................................   220,300   4,823,399
    Topy Industries, Ltd.................................    87,900   1,887,774
    Toray Industries, Inc................................ 1,940,600  14,381,969
#   Torex Semiconductor, Ltd.............................    38,400     449,581
#   Toridoll Holdings Corp...............................   100,000   1,825,754
#   Torigoe Co., Ltd. (The)..............................    39,000     279,626
    Torii Pharmaceutical Co., Ltd........................    70,600   1,554,530
#   Torikizoku Co., Ltd..................................    28,400     460,030
    Torishima Pump Manufacturing Co., Ltd................    83,900     704,029
    Tosei Corp...........................................   226,900   2,130,636
    Toshiba Corp.........................................   141,500   4,480,840
#   Toshiba Machine Co., Ltd.............................    92,000   1,850,839
    Toshiba Plant Systems & Services Corp................   117,800   2,215,796
    Toshiba TEC Corp.....................................   177,000   4,249,861
    Tosho Co., Ltd.......................................    56,400   1,724,284
#   Tosho Printing Co., Ltd..............................    92,400     807,951
    Tosoh Corp...........................................   903,400  12,830,576
    Totech Corp..........................................    29,200     587,096
    Totetsu Kogyo Co., Ltd...............................   110,300   2,972,440
#   TOTO, Ltd............................................   110,000   4,271,778
    Totoku Electric Co., Ltd.............................    18,700     329,065
    Tottori Bank, Ltd. (The).............................    37,800     464,649
#   Toukei Computer Co., Ltd.............................    11,000     288,297
    Tow Co., Ltd.........................................    89,500     586,535
    Towa Bank, Ltd. (The)................................   252,700   1,659,616
    Towa Corp............................................    95,400     606,866
    Towa Pharmaceutical Co., Ltd.........................    50,600   3,555,686
    Toyo Construction Co., Ltd...........................   528,700   2,020,984
    Toyo Corp............................................    98,300     726,559
#   Toyo Denki Seizo K.K.................................    37,500     457,296
*   Toyo Engineering Corp................................   134,900     876,263
    Toyo Gosei Co., Ltd..................................    27,500     240,604

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
JAPAN -- (Continued)
    Toyo Ink SC Holdings Co., Ltd........................   182,000 $  4,124,701
    Toyo Kanetsu K.K.....................................    34,600      736,567
    Toyo Machinery & Metal Co., Ltd......................    68,300      364,080
    Toyo Securities Co., Ltd.............................   319,500      501,811
    Toyo Seikan Group Holdings, Ltd......................   256,600    5,775,906
    Toyo Sugar Refining Co., Ltd.........................     2,900       27,150
    Toyo Suisan Kaisha, Ltd..............................   110,400    3,974,182
    Toyo Tanso Co., Ltd..................................    50,300    1,071,323
#   Toyo Tire & Rubber Co., Ltd..........................   615,200    8,648,192
    Toyo Wharf & Warehouse Co., Ltd......................    27,600      358,554
    Toyobo Co., Ltd......................................   535,477    7,945,594
    Toyoda Gosei Co., Ltd................................   482,900   10,565,318
    Toyota Boshoku Corp..................................   367,300    5,978,220
    Toyota Industries Corp...............................   122,300    6,058,871
    Toyota Motor Corp., Sponsored ADR....................   408,823   50,354,729
    Toyota Motor Corp.................................... 2,741,740  168,754,336
    Toyota Tsusho Corp...................................   481,946   15,328,645
    TPR Co., Ltd.........................................   155,200    3,316,003
    Trancom Co., Ltd.....................................    44,000    2,706,336
    Transaction Co., Ltd.................................    39,600      264,740
*   Trend Micro, Inc., Sponsored ADR.....................     3,540      190,983
*   Trend Micro, Inc.....................................    53,600    2,851,886
    Tri Chemical Laboratories, Inc.......................    23,100      994,903
    Trinity Industrial Corp..............................     7,900       41,450
    Trusco Nakayama Corp.................................   153,822    4,059,100
    Trust Tech, Inc......................................    35,900    1,073,162
    TS Tech Co., Ltd.....................................   263,600    7,930,892
    TSI Holdings Co., Ltd................................   334,490    2,248,732
    Tsubaki Nakashima Co., Ltd...........................   133,600    2,212,070
    Tsubakimoto Chain Co.................................   132,600    4,910,440
    Tsubakimoto Kogyo Co., Ltd...........................    16,600      496,406
    Tsudakoma Corp.......................................    17,999      307,025
    Tsugami Corp.........................................   295,000    1,937,529
    Tsukada Global Holdings, Inc.........................   102,700      570,352
    Tsukamoto Corp. Co., Ltd.............................     3,700       34,031
    Tsukishima Kikai Co., Ltd............................   119,200    1,560,945
    Tsukuba Bank, Ltd....................................   841,900    1,694,791
    Tsukui Corp..........................................   268,600    1,986,697
    Tsumura & Co.........................................   116,700    3,404,249
    Tsuruha Holdings, Inc................................    35,100    3,249,066
    Tsurumi Manufacturing Co., Ltd.......................    72,500    1,217,551
    Tsutsumi Jewelry Co., Ltd............................    39,500      652,175
    Tsuzuki Denki Co., Ltd...............................    12,400       95,944
    TV Asahi Holdings Corp...............................    98,700    1,827,718
    Tv Tokyo Holdings Corp...............................    57,300    1,212,411
#   TYK Corp.............................................   105,800      370,795
#   UACJ Corp............................................   235,714    5,083,595
    Ube Industries, Ltd..................................   778,365   17,601,031
    Uchida Yoko Co., Ltd.................................    23,800      497,084
    Uchiyama Holdings Co., Ltd...........................    19,300       78,347
    UKC Holdings Corp....................................    70,200    1,240,940
    Ulvac, Inc...........................................   281,100    9,272,645
#   UMC Electronics Co., Ltd.............................    43,700      656,919
    Unicharm Corp........................................    96,800    2,995,728
#   Uniden Holdings Corp.................................    27,700      538,824
#   UNIMAT Retirement Community Co., Ltd.................    17,800      317,445
    Union Tool Co........................................    22,900      647,220
    Unipres Corp.........................................   274,600    5,314,151
    United Arrows, Ltd...................................    85,100    3,021,271

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    United Super Markets Holdings, Inc................... 201,800 $2,159,769
#   UNITED, Inc..........................................  73,700  1,092,577
*   Unitika, Ltd......................................... 219,800  1,039,803
#   Universal Entertainment Corp.........................  33,200    999,103
#   Unizo Holdings Co., Ltd.............................. 118,500  2,241,452
    Uoriki Co., Ltd......................................   3,800     49,073
#   Urbanet Corp. Co., Ltd............................... 127,800    393,762
*   Usen-Next Holdings Co., Ltd..........................  47,200    421,759
*   U-Shin, Ltd.......................................... 142,100  1,283,811
    Ushio, Inc........................................... 474,900  5,407,448
    USS Co., Ltd.........................................  93,200  1,631,899
#*  UT Group Co., Ltd....................................  94,300  1,851,687
    Utoc Corp............................................  44,100    206,719
    V Technology Co., Ltd................................  17,500  2,498,226
    Valor Holdings Co., Ltd.............................. 257,800  6,260,855
    Valqua, Ltd..........................................  95,200  1,856,943
#   Value HR Co., Ltd....................................   9,500    157,501
    ValueCommerce Co., Ltd...............................  72,700  1,134,311
*   V-Cube, Inc..........................................  54,600    186,533
    Vector, Inc..........................................  96,700  1,260,372
    VeriServe Corp.......................................  13,600    622,885
#   Vertex Corp..........................................  35,560    370,685
#*  VIA Holdings, Inc....................................  71,700    432,511
#   Village Vanguard Co., Ltd............................  24,300    214,287
*   Vision, Inc..........................................  29,400  1,108,600
#*  Visionary Holdings Co., Ltd.......................... 416,700    335,076
#   Vital KSK Holdings, Inc.............................. 190,885  1,944,557
    Vitec Holdings Co., Ltd..............................  51,500    900,890
    VT Holdings Co., Ltd................................. 596,300  2,349,467
    Wacoal Holdings Corp................................. 190,500  5,165,809
#   Wacom Co., Ltd....................................... 197,800    876,044
    Wakachiku Construction Co., Ltd......................  68,200    926,324
    Wakamoto Pharmaceutical Co., Ltd.....................   9,000     22,154
    Wakita & Co., Ltd.................................... 180,600  1,921,576
    Warabeya Nichiyo Holdings Co., Ltd................... 103,000  1,731,250
#   Watahan & Co., Ltd...................................  45,700    850,742
    WATAMI Co., Ltd......................................  73,700    946,850
    Watts Co., Ltd.......................................  19,600    127,786
    Wavelock Holdings Co., Ltd...........................  19,300    135,670
    WDB Holdings Co., Ltd................................  31,900    754,243
    Weathernews, Inc.....................................  18,700    497,328
    Welcia Holdings Co., Ltd.............................  89,944  3,411,554
#   West Holdings Corp................................... 106,200  1,111,113
    West Japan Railway Co................................  70,400  5,141,742
#   Will Group, Inc...................................... 104,400    892,176
    WIN-Partners Co., Ltd................................  42,300    389,856
#   WirelessGate, Inc....................................  33,900    157,788
    Wood One Co., Ltd....................................  34,600    318,764
    World Holdings Co., Ltd..............................  42,800  1,066,435
    Wowow, Inc...........................................  42,400  1,103,934
    Xebio Holdings Co., Ltd.............................. 116,400  1,364,036
#   YAC Holdings Co., Ltd................................  41,700    249,124
    Yachiyo Industry Co., Ltd............................  26,000    172,100
    Yahagi Construction Co., Ltd......................... 129,200    813,698
    Yahoo Japan Corp..................................... 671,000  1,813,680
    Yaizu Suisankagaku Industry Co., Ltd.................  13,500    124,479
    Yakult Honsha Co., Ltd...............................  27,600  1,841,959
#   Yakuodo Co., Ltd.....................................  39,300    916,770
    YAMABIKO Corp........................................ 177,440  1,760,441

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
    YAMADA Consulting Group Co., Ltd.....................  36,100 $   575,873
#   Yamada Denki Co., Ltd................................ 840,572   4,139,387
#   Yamagata Bank, Ltd. (The)............................ 146,699   2,657,084
    Yamaguchi Financial Group, Inc....................... 511,200   5,196,514
    Yamaha Corp..........................................  63,600   2,783,362
#   Yamaha Motor Co., Ltd................................ 778,900  16,694,682
#   Yamaichi Electronics Co., Ltd........................ 130,600   1,558,012
#   YA-MAN, Ltd.......................................... 106,300   1,311,096
    Yamanashi Chuo Bank, Ltd. (The)...................... 150,800   1,924,042
    Yamashina Corp.......................................  61,100      39,464
    Yamatane Corp........................................  62,400     955,078
    Yamato Corp..........................................  66,700     290,465
    Yamato Holdings Co., Ltd............................. 128,100   3,413,287
    Yamato Kogyo Co., Ltd................................ 168,400   4,397,632
#   Yamaura Corp.........................................  24,100     209,859
    Yamaya Corp..........................................  25,110     498,818
    Yamazaki Baking Co., Ltd............................. 427,000   8,387,340
    Yamazen Corp......................................... 192,900   1,939,333
    Yaoko Co., Ltd....................................... 101,700   5,332,259
    Yashima Denki Co., Ltd...............................  36,900     274,190
    Yaskawa Electric Corp................................ 404,600  11,451,325
    Yasuda Logistics Corp................................  69,400     524,738
#   Yasunaga Corp........................................  61,900     785,148
    Yellow Hat, Ltd......................................  68,100   1,606,729
    Yodogawa Steel Works, Ltd............................  95,400   1,939,318
#   Yokogawa Bridge Holdings Corp........................ 142,800   2,605,116
    Yokogawa Electric Corp............................... 569,700  10,609,611
    Yokohama Reito Co., Ltd.............................. 233,800   1,989,167
    Yokohama Rubber Co., Ltd. (The)...................... 667,200  14,151,890
    Yokowo Co., Ltd......................................  77,900   1,033,096
    Yomeishu Seizo Co., Ltd..............................   9,600     180,659
    Yomiuri Land Co., Ltd................................  21,100     731,738
    Yondenko Corp........................................   9,180     221,255
    Yondoshi Holdings, Inc...............................  56,300   1,132,798
    Yorozu Corp.......................................... 120,400   1,666,464
#   Yoshinoya Holdings Co., Ltd.......................... 108,100   1,711,436
#   Yossix Co., Ltd......................................  12,400     318,452
#   Yotai Refractories Co., Ltd.......................... 113,300     702,615
    Yuasa Funashoku Co., Ltd.............................   2,900      98,524
    Yuasa Trading Co., Ltd...............................  60,100   1,760,150
    Yuken Kogyo Co., Ltd.................................  13,300     231,506
#   Yume No Machi Souzou Iinkai Co., Ltd.................  84,000   1,131,811
#   Yumeshin Holdings Co., Ltd........................... 164,400   1,241,945
    Yurtec Corp.......................................... 205,500   1,736,768
    Yushiro Chemical Industry Co., Ltd...................  40,900     441,340
    Yutaka Foods Corp....................................   4,000      69,650
    Yutaka Giken Co., Ltd................................   1,000      18,302
    Zaoh Co., Ltd........................................  18,400     213,622
*   Zappallas, Inc.......................................  11,600      39,908
#   Zenitaka Corp. (The).................................  11,800     547,713
    Zenkoku Hosho Co., Ltd............................... 148,100   5,192,868
#   Zenrin Co., Ltd...................................... 121,950   3,093,190
#   Zensho Holdings Co., Ltd............................. 299,000   6,908,235
    Zeon Corp............................................ 742,200   7,630,851
*   ZIGExN Co., Ltd...................................... 203,900   1,072,757
#   Zojirushi Corp....................................... 127,000   1,329,635
    ZOZO, Inc............................................ 186,000   3,763,641
#   Zuiko Corp...........................................  15,000     327,565

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES      VALUE>>
                                                          ---------- --------------
JAPAN -- (Continued)
    Zuken, Inc...........................................     41,500 $      551,116
                                                                     --------------
TOTAL JAPAN..............................................             6,403,575,369
                                                                     --------------
NETHERLANDS -- (2.5%)
    Aalberts Industries NV...............................    702,057     24,589,543
    ABN AMRO Group NV....................................    915,243     22,822,458
    Accell Group NV......................................    111,596      2,453,912
#   Aegon NV.............................................  3,024,034     15,579,032
#   Aegon NV.............................................    274,547      1,419,408
    Akzo Nobel NV........................................    436,938     37,606,074
#*  Altice Europe NV.....................................    203,842        415,806
*   Altice Europe NV, Class B............................     51,303        105,095
    AMG Advanced Metallurgical Group NV..................    226,958      8,204,990
    Amsterdam Commodities NV.............................     95,076      2,107,194
    APERAM SA............................................    289,862      8,848,052
#   Arcadis NV...........................................    343,172      4,455,847
#   ArcelorMittal........................................    966,770     22,719,100
    ASM International NV.................................    184,939      8,958,950
#   ASML Holding NV......................................     56,437      9,868,995
    ASML Holding NV......................................    146,824     25,698,605
    ASR Nederland NV.....................................     55,648      2,347,128
*   Basic-Fit NV.........................................     31,200        954,517
#   BE Semiconductor Industries NV.......................    644,824     16,723,498
#   Beter Bed Holding NV.................................     63,960        329,983
    BinckBank NV.........................................    447,787      3,197,519
#   Boskalis Westminster.................................    309,566      8,134,670
#   Brunel International NV..............................     74,721      1,042,256
*   Coca-Cola European Partners P.L.C....................    144,578      6,784,627
    Corbion NV...........................................    401,704     11,377,563
    Flow Traders.........................................    203,579      6,291,922
    ForFarmers NV........................................    131,430      1,277,584
#*  Fugro NV.............................................    348,210      3,840,121
*   Gemalto NV...........................................    158,941      9,217,476
*   Gemalto NV...........................................     74,447      4,316,840
    GrandVision NV.......................................    180,451      4,023,323
*   Heijmans NV..........................................    108,113      1,129,185
    Heineken NV..........................................    181,167     16,272,245
    Hunter Douglas NV....................................      8,139        531,137
    IMCD NV..............................................     86,473      6,310,644
#   ING Groep NV, Sponsored ADR..........................  1,247,540     14,808,299
    ING Groep NV.........................................  2,595,723     30,800,352
    Intertrust NV........................................     73,937      1,201,393
    KAS Bank NV..........................................     67,994        473,261
#   Kendrion NV..........................................     83,870      2,044,820
    Koninklijke Ahold Delhaize NV, Sponsored ADR.........     13,329        350,753
    Koninklijke Ahold Delhaize NV........................  2,212,069     58,279,390
#   Koninklijke BAM Groep NV.............................  1,152,160      4,118,773
    Koninklijke DSM NV...................................    327,823     30,656,736
    Koninklijke KPN NV................................... 10,268,511     31,567,654
    Koninklijke Philips NV...............................    345,692     13,628,931
    Koninklijke Philips NV...............................    479,218     18,895,565
    Koninklijke Vopak NV.................................    373,082     18,959,695
    Nederland Apparatenfabriek...........................     24,730      1,228,329
    NN Group NV..........................................    605,252     25,558,184
*   OCI NV...............................................    374,917      7,928,598
    Ordina NV............................................    568,151        966,939
#   PostNL NV............................................  1,863,426      4,814,723
    Randstad NV..........................................    698,347     33,663,423
    SBM Offshore NV......................................    792,553     13,081,709

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
NETHERLANDS -- (Continued)
    Signify NV...........................................   366,420 $  9,077,291
    Sligro Food Group NV.................................   111,124    4,191,805
    TKH Group NV.........................................   235,146   11,356,641
*   TomTom NV............................................   514,822    4,608,598
    Unilever NV..........................................   234,970   12,573,245
    Unilever NV..........................................   301,155   16,126,903
    Van Lanschot Kempen NV...............................    37,377      873,998
#   Wessanen.............................................   398,522    4,082,023
    Wolters Kluwer NV....................................   580,125   36,078,516
                                                                    ------------
TOTAL NETHERLANDS........................................            711,951,846
                                                                    ------------
NEW ZEALAND -- (0.5%)
#*  a2 Milk Co., Ltd..................................... 1,472,795   12,952,495
    Abano Healthcare Group, Ltd..........................    13,023       58,671
    Air New Zealand, Ltd................................. 4,509,612    8,769,773
    Auckland International Airport, Ltd..................   726,955    3,699,906
    Chorus, Ltd.......................................... 1,642,352    5,576,023
    Chorus, Ltd., ADR....................................    10,487      173,874
#   Comvita, Ltd.........................................    14,886       47,077
    Contact Energy, Ltd..................................   823,655    3,446,306
#   EBOS Group, Ltd......................................   282,730    4,238,882
#*  Eroad, Ltd...........................................    30,986       49,958
#   Fisher & Paykel Healthcare Corp., Ltd................   870,919    7,579,619
*   Fletcher Building, Ltd............................... 1,486,695    5,139,401
*   Fletcher Building, Ltd...............................    94,146      325,306
#   Fonterra Co-operative Group, Ltd.....................   146,097      478,897
    Freightways, Ltd.....................................   465,173    2,439,073
    Genesis Energy, Ltd.................................. 1,324,589    2,440,308
#   Gentrack Group, Ltd..................................   111,983      405,075
    Hallenstein Glasson Holdings, Ltd....................    74,987      207,341
    Heartland Group Holdings, Ltd........................ 1,388,311    1,324,249
    Infratil, Ltd........................................ 1,422,628    3,710,666
    Kathmandu Holdings, Ltd..............................   208,466      344,497
    Mainfreight, Ltd.....................................   312,932    6,818,313
    Mercury NZ, Ltd......................................   566,129    1,383,449
    Meridian Energy, Ltd.................................   591,256    1,440,714
    Metlifecare, Ltd.....................................   457,520    1,637,729
#   Metro Performance Glass, Ltd.........................   118,709       40,178
    New Zealand Refining Co., Ltd. (The).................   347,032      559,601
#   NZME, Ltd............................................ 1,016,313      343,764
#   NZX, Ltd.............................................   420,513      290,963
*   Pacific Edge, Ltd....................................    20,054        4,648
    PGG Wrightson, Ltd...................................   151,904       50,812
#   Port of Tauranga, Ltd................................   551,737    1,966,798
*   Pushpay Holdings, Ltd................................    50,193      122,714
    Restaurant Brands New Zealand, Ltd...................   563,083    3,330,577
*   Rubicon, Ltd.........................................    64,229        9,778
    Ryman Healthcare, Ltd................................   560,165    4,059,045
    Sanford, Ltd.........................................    36,628      169,734
    Scales Corp., Ltd....................................   241,801      736,259
#   Skellerup Holdings, Ltd..............................   439,952      615,583
    SKY Network Television, Ltd.......................... 4,168,921    5,450,393
    SKYCITY Entertainment Group, Ltd..................... 2,523,241    6,706,027
    Spark New Zealand, Ltd............................... 3,405,015    9,571,823
    Steel & Tube Holdings, Ltd...........................   731,601      581,638
    Summerset Group Holdings, Ltd........................ 1,055,225    4,463,399
*   Synlait Milk, Ltd....................................   105,737      676,273
    Tourism Holdings, Ltd................................   812,132    2,742,906
#*  TOWER, Ltd........................................... 1,358,907      685,859

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
NEW ZEALAND -- (Continued)
    Trade Me Group, Ltd.................................. 1,117,895 $  4,904,301
#   Trustpower, Ltd......................................   143,171      617,747
#   Vector, Ltd..........................................   418,712      994,098
    Warehouse Group, Ltd. (The)..........................   195,063      276,415
    Z Energy, Ltd........................................ 1,209,265    5,021,153
                                                                    ------------
TOTAL NEW ZEALAND........................................            129,680,088
                                                                    ------------
NORWAY -- (0.9%)
    ABG Sundal Collier Holding ASA....................... 2,125,530    1,101,992
    AF Gruppen ASA.......................................    28,900      474,683
*   Akastor ASA..........................................   697,498    1,067,018
    Aker ASA, Class A....................................    39,393    2,772,891
    Aker BP ASA..........................................   318,898   10,625,780
*   Aker Solutions ASA...................................   586,527    3,201,710
#   American Shipping Co. ASA............................   221,032      864,861
*   Archer, Ltd..........................................   516,638      289,662
    Atea ASA.............................................   375,218    5,184,901
    Austevoll Seafood ASA................................   577,001    7,368,563
#*  Avance Gas Holding, Ltd..............................   221,309      343,419
*   Axactor SE...........................................   395,353      974,808
    Bakkafrost P/F.......................................   152,145    7,909,400
    Bonheur ASA..........................................    92,068    1,277,779
    Borregaard ASA.......................................   500,776    4,450,006
#*  BW LPG, Ltd..........................................   461,449    1,417,946
*   BW Offshore, Ltd.....................................   621,646    2,961,372
    DNB ASA..............................................   952,218   16,901,127
    DNO ASA.............................................. 4,801,785    9,235,738
#*  DOF ASA..............................................   839,269      338,777
    Entra ASA............................................   138,095    2,001,118
    Equinor ASA.......................................... 1,582,273   36,180,545
#   Equinor ASA, Sponsored ADR...........................   660,099   15,037,055
    Europris ASA.........................................   164,919      530,864
*   Frontline, Ltd.......................................   351,730    1,807,352
#*  Funcom NV............................................   106,806      164,705
    Gjensidige Forsikring ASA............................   163,136    2,817,866
#   Golar LNG, Ltd.......................................    19,800      440,946
    Grieg Seafood ASA....................................   400,515    5,175,004
#   Hexagon Composites ASA...............................   245,657      869,957
#   Hoegh LNG Holdings, Ltd..............................    79,711      367,687
    Itera ASA............................................    52,344       49,020
*   Kongsberg Automotive ASA............................. 2,256,768    1,923,437
    Kongsberg Gruppen ASA................................   106,927    1,490,515
*   Kvaerner ASA.........................................   869,309    1,229,594
    Leroy Seafood Group ASA..............................   668,351    5,344,755
    Magnora ASA..........................................    66,506       50,394
    Mowi ASA.............................................   427,196    9,436,982
#*  NEL ASA.............................................. 2,100,251    1,393,152
#*  Nordic Nanovector ASA................................    38,710      195,885
#*  Nordic Semiconductor ASA.............................   194,929      679,167
    Norsk Hydro ASA...................................... 1,618,349    7,502,707
#   Norway Royal Salmon ASA..............................    78,724    1,901,038
#*  Norwegian Air Shuttle ASA............................   145,486    2,224,532
*   Norwegian Finans Holding ASA.........................   499,514    4,110,267
    Norwegian Property ASA...............................   179,904      230,099
#   Ocean Yield ASA......................................   372,142    2,676,503
#*  Odfjell Drilling, Ltd................................   352,086    1,036,444
    Odfjell SE, Class A..................................    47,975      163,216
    Olav Thon Eiendomsselskap ASA........................    18,219      310,084
    Orkla ASA............................................   446,815    3,611,303

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
NORWAY -- (Continued)
*   Otello Corp. ASA.....................................    402,262 $    675,234
#*  Panoro Energy ASA....................................     26,622       47,405
*   Petroleum Geo-Services ASA...........................  2,090,440    4,716,484
#*  PhotoCure ASA........................................     20,984      110,291
*   Prosafe SE...........................................    151,494      291,538
#*  Protector Forsikring ASA.............................    187,348    1,068,286
*   Q-Free ASA...........................................     88,919       77,142
#*  REC Silicon ASA...................................... 44,507,027    3,042,639
    Salmar ASA...........................................     75,927    3,975,648
    Sbanken ASA..........................................     47,638      432,575
    Scatec Solar ASA.....................................    502,828    5,026,924
#   Schibsted ASA, Class A...............................     51,459    1,806,894
    Schibsted ASA, Class B...............................     46,370    1,472,240
    Selvaag Bolig ASA....................................    155,128      798,631
    Solon Eiendom ASA....................................     46,042      196,646
#*  Solstad Offshore ASA.................................    980,576      175,814
    SpareBank 1 SR-Bank ASA..............................    579,806    6,277,126
    Spectrum ASA.........................................     78,216      370,452
    Stolt-Nielsen, Ltd...................................    132,292    1,596,325
    Storebrand ASA.......................................    847,885    6,498,066
    Subsea 7 SA..........................................    667,962    7,579,573
    Telenor ASA..........................................    266,055    5,036,936
    TGS NOPEC Geophysical Co. ASA........................    379,734   11,257,227
    Tomra Systems ASA....................................    327,758    8,515,686
    Treasure ASA.........................................    264,434      412,074
    Veidekke ASA.........................................    292,274    3,191,544
*   Wallenius Wilhelmsen ASA.............................    171,455      608,994
    Wilh Wilhelmsen Holding ASA, Class A.................     48,210      843,584
#   XXL ASA..............................................    189,016      634,177
    Yara International ASA...............................    109,948    4,546,474
                                                                     ------------
TOTAL NORWAY.............................................             270,997,255
                                                                     ------------
PORTUGAL -- (0.3%)
    Altri SGPS SA........................................    508,231    4,205,359
*   Banco Comercial Portugues SA, Class R................ 19,365,605    5,339,512
#   CTT-Correios de Portugal SA..........................    498,807    1,795,976
    EDP - Energias de Portugal SA........................  1,602,675    5,853,944
    EDP - Energias de Portugal SA, Sponsored ADR.........      7,202      264,205
    EDP Renovaveis SA....................................    647,633    5,834,262
    Galp Energia SGPS SA.................................    833,384   13,021,217
    Jeronimo Martins SGPS SA.............................    409,902    5,809,197
*   Mota-Engil SGPS SA...................................    820,196    1,813,590
    Navigator Co. SA (The)...............................  1,087,002    5,318,518
    NOS SGPS SA..........................................  1,803,527   11,699,168
    Novabase SGPS SA.....................................     12,258       30,466
    REN--Redes Energeticas Nacionais SGPS SA.............  1,288,343    3,869,752
    Semapa-Sociedade de Investimento e Gestao............    156,306    2,730,982
    Sonae Capital SGPS SA................................    419,246      426,805
    Sonae SGPS SA........................................  4,094,897    4,272,502
*   Teixeira Duarte SA...................................    274,179       43,957
                                                                     ------------
TOTAL PORTUGAL...........................................              72,329,412
                                                                     ------------
SINGAPORE -- (1.1%)
*   Abterra, Ltd.........................................    189,000        2,050
    Accordia Golf Trust..................................  1,312,300      536,830
    AEM Holdings, Ltd....................................    779,700      568,945
    Amara Holdings, Ltd..................................    248,000       81,101
#   Ascendas India Trust.................................  1,432,100    1,149,813

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
SINGAPORE -- (Continued)
*   ASL Marine Holdings, Ltd.............................     99,300 $     4,340
#   Avarga, Ltd..........................................  1,027,400     156,200
    Banyan Tree Holdings, Ltd............................    834,700     366,231
#   Best World International, Ltd........................  1,088,400   2,163,334
    Bonvests Holdings, Ltd...............................     51,600      49,107
    Boustead Projects, Ltd...............................    147,404      98,962
    Boustead Singapore, Ltd..............................  1,177,467     690,937
#   BreadTalk Group, Ltd.................................    758,400     495,758
#   Bukit Sembawang Estates, Ltd.........................    554,000   2,315,260
*   Bund Center Investment, Ltd..........................    316,000     132,746
    CapitaLand, Ltd......................................  4,264,500  10,572,621
#   Centurion Corp., Ltd.................................  1,289,100     388,766
#   China Aviation Oil Singapore Corp., Ltd..............    662,900     573,236
    China Sunsine Chemical Holdings, Ltd.................  1,670,700   1,621,401
#   Chip Eng Seng Corp., Ltd.............................  2,151,700   1,125,782
#   CITIC Envirotech, Ltd................................  1,654,200     534,126
    City Developments, Ltd...............................    731,200   5,004,625
#   Civmec, Ltd..........................................    303,700      90,229
    ComfortDelGro Corp., Ltd.............................  5,360,269   9,301,317
    Cordlife Group, Ltd..................................     73,100      20,105
#*  COSCO Shipping International Singapore Co., Ltd......  1,400,300     381,817
#*  Creative Technology, Ltd.............................     27,000     109,834
    CSE Global, Ltd......................................  1,346,800     431,507
    Dairy Farm International Holdings, Ltd...............    217,400   1,967,403
    DBS Group Holdings, Ltd..............................    465,570   8,297,644
#*  Del Monte Pacific, Ltd...............................  1,725,882     176,224
    Delfi, Ltd...........................................    192,800     209,222
    Delong Holdings, Ltd.................................     46,100     200,984
    Duty Free International, Ltd.........................    206,500      31,557
*   Dyna-Mac Holdings, Ltd...............................  1,489,000     118,035
    Elec & Eltek International Co., Ltd..................     28,700      41,092
#*  Ezion Holdings, Ltd.................................. 16,915,348     683,939
#*  Ezra Holdings, Ltd...................................  8,713,591      66,171
    Far East Orchard, Ltd................................    527,736     494,293
    First Resources, Ltd.................................  2,251,300   2,861,969
    Food Empire Holdings, Ltd............................  1,092,800     442,641
    Fragrance Group, Ltd.................................  1,448,000     149,049
    Frasers Property, Ltd................................  1,048,300   1,411,374
#   Frencken Group, Ltd..................................  1,015,600     314,257
    Fu Yu Corp., Ltd.....................................  2,363,100     360,024
*   Gallant Venture, Ltd.................................  2,485,000     240,631
    Genting Singapore, Ltd...............................  6,831,900   5,598,849
#   Geo Energy Resources, Ltd............................  3,320,700     492,392
    GK Goh Holdings, Ltd.................................     14,200       9,336
    GL, Ltd..............................................  1,487,700     801,728
#   Golden Agri-Resources, Ltd........................... 23,640,369   4,461,220
#   Golden Energy & Resources, Ltd.......................    673,700     122,688
    GP Industries, Ltd...................................    174,000      76,953
    Great Eastern Holdings, Ltd..........................     48,000     933,068
    GSH Corp., Ltd.......................................     52,560      12,006
#   GuocoLand, Ltd.......................................    746,821   1,016,754
    Halcyon Agri Corp., Ltd..............................    865,546     308,921
    Haw Par Corp., Ltd...................................     25,900     238,552
#   Health Management International, Ltd.................    751,726     305,220
    Hiap Hoe, Ltd........................................    128,000      82,352
#   Hi-P International, Ltd..............................  1,358,900     940,375
    Ho Bee Land, Ltd.....................................    898,700   1,676,383
#   Hong Fok Corp., Ltd..................................  1,277,188     670,598
#*  Hong Leong Asia, Ltd.................................  2,890,800   1,257,305

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
SINGAPORE -- (Continued)
    Hongkong Land Holdings, Ltd..........................    703,500 $ 5,060,906
    Hotel Grand Central, Ltd.............................    179,659     178,982
    Hour Glass, Ltd. (The)...............................    242,900     112,875
#   Hutchison Port Holdings Trust........................ 22,938,300   5,753,499
    Hwa Hong Corp., Ltd..................................    280,000      57,215
#*  Hyflux, Ltd..........................................  2,064,700      56,780
#   iFAST Corp., Ltd.....................................    361,000     303,652
#   Indofood Agri Resources, Ltd......................... 11,359,500   1,857,011
    InnoTek, Ltd.........................................     87,000      28,811
#   Japfa, Ltd...........................................  3,024,000   1,872,447
    Jardine Cycle & Carriage, Ltd........................    119,497   3,357,904
#   k1 Ventures, Ltd.....................................    657,240       3,027
    Keppel Corp., Ltd....................................  2,449,700  11,139,287
    Keppel Infrastructure Trust..........................  7,187,453   2,723,672
    Keppel Telecommunications & Transportation, Ltd......    399,000     557,640
    Koh Brothers Group, Ltd..............................    193,000      35,171
    KSH Holdings, Ltd....................................    555,650     215,076
    Lian Beng Group, Ltd.................................  1,409,000     513,782
#   Low Keng Huat Singapore, Ltd.........................    293,000     125,374
    Lum Chang Holdings, Ltd..............................    192,900      51,620
    M1, Ltd..............................................  1,377,600   2,099,219
    Mandarin Oriental International, Ltd.................     81,600     157,656
*   Marco Polo Marine, Ltd...............................    521,900       8,172
#   Memtech International, Ltd...........................     86,600      55,523
    Metro Holdings, Ltd..................................  1,421,700   1,047,054
    Mewah International, Inc.............................     47,900       8,726
#*  Midas Holdings, Ltd..................................  7,449,147     199,205
#*  mm2 Asia, Ltd........................................  1,020,000     246,698
*   Nam Cheong, Ltd......................................    860,800       3,811
    Nera Telecommunications, Ltd.........................     43,600       8,758
    NSL, Ltd.............................................     75,000      64,367
#   Olam International, Ltd..............................  1,820,500   2,504,442
#   OUE, Ltd.............................................  1,198,000   1,363,850
    Oversea-Chinese Banking Corp., Ltd...................  4,751,910  40,765,143
#   Oxley Holdings, Ltd..................................  4,542,636   1,013,772
#*  Pacc Offshore Services Holdings, Ltd.................    214,800      29,891
    Pan-United Corp., Ltd................................    335,000      62,902
    Penguin International, Ltd...........................    434,733      96,960
    Perennial Real Estate Holdings, Ltd..................     61,700      29,565
#   Q&M Dental Group Singapore, Ltd......................    910,700     338,637
    QAF, Ltd.............................................    983,465     512,241
#*  Raffles Education Corp., Ltd......................... 14,943,227   1,214,617
    Raffles Medical Group, Ltd...........................  1,469,541   1,214,071
#   RHT Health Trust.....................................  1,983,400      44,249
    Riverstone Holdings, Ltd.............................    706,000     587,153
    RSP Holdings Pte, Ltd................................  1,711,900       2,543
    SATS, Ltd............................................  1,455,092   5,249,124
    SBS Transit, Ltd.....................................     54,000     116,349
    Sembcorp Industries, Ltd.............................  8,229,500  15,876,504
#   Sembcorp Marine, Ltd.................................    713,600     851,674
    Sheng Siong Group, Ltd...............................  2,151,800   1,775,917
    SHS Holdings, Ltd....................................    948,600     137,252
    SIA Engineering Co., Ltd.............................    136,400     251,384
#   SIIC Environment Holdings, Ltd.......................  3,411,980     813,018
#   Sinarmas Land, Ltd...................................  4,372,400     814,139
    Sing Holdings, Ltd...................................    392,300     110,834
    Singapore Airlines, Ltd..............................  2,631,600  18,905,383
    Singapore Exchange, Ltd..............................    767,100   4,362,048
#   Singapore Post, Ltd..................................  6,914,516   5,069,133

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
SINGAPORE -- (Continued)
#   Singapore Press Holdings, Ltd........................  1,931,600 $  3,608,259
#   Singapore Reinsurance Corp., Ltd.....................     55,000       11,636
    Singapore Shipping Corp., Ltd........................    137,000       29,506
    Singapore Technologies Engineering, Ltd..............  1,307,700    3,621,297
#   Singapore Telecommunications, Ltd....................  3,054,350    6,867,418
    Singapore Telecommunications, Ltd....................    482,700    1,075,854
#*  Sino Grandness Food Industry Group, Ltd..............  7,714,863      373,703
    Stamford Land Corp., Ltd.............................  1,198,100      436,235
    StarHub, Ltd.........................................  2,175,410    2,882,848
    Straits Trading Co., Ltd.............................     14,800       22,690
    Sunningdale Tech, Ltd................................    820,580      915,904
*   SunVic Chemical Holdings, Ltd........................    638,600       10,436
#*  Swiber Holdings, Ltd.................................  1,301,500       19,723
#*  Thomson Medical Group, Ltd...........................  1,711,900       99,502
*   Tiong Woon Corp. Holding, Ltd........................    160,750       32,306
    Tuan Sing Holdings, Ltd..............................  3,121,551      917,338
#   UMS Holdings, Ltd....................................  2,386,987    1,141,229
    United Engineers, Ltd................................  2,465,604    4,674,765
    United Industrial Corp., Ltd.........................    635,523    1,411,057
#   United Overseas Bank, Ltd............................  1,810,789   33,936,350
    United Overseas Insurance, Ltd.......................      1,900       10,164
    UOB-Kay Hian Holdings, Ltd...........................    605,253      557,920
#   UOL Group, Ltd.......................................  1,534,388    7,593,292
#   Valuetronics Holdings, Ltd...........................  3,488,760    1,834,056
    Venture Corp., Ltd...................................  1,204,900   14,635,615
*   Vibrant Group, Ltd...................................  1,136,731      121,661
    Vicom, Ltd...........................................      2,400       10,858
    Wee Hur Holdings, Ltd................................    917,300      143,181
    Wheelock Properties Singapore, Ltd...................  1,079,747    1,684,348
    Wilmar International, Ltd............................  1,965,200    4,867,321
    Wing Tai Holdings, Ltd...............................  2,048,724    3,127,004
    Yeo Hiap Seng, Ltd...................................     63,135       43,692
    YHI International, Ltd...............................     48,000       13,611
#*  Yongnam Holdings, Ltd................................  1,649,400      216,324
    Zhongmin Baihui Retail Group, Ltd....................      7,800        3,752
                                                                     ------------
TOTAL SINGAPORE..........................................             315,005,759
                                                                     ------------
SOUTH AFRICA -- (0.0%)
    Nedbank Group, Ltd...................................    190,120    4,114,719
    Old Mutual, Ltd......................................  1,424,540    2,471,216
                                                                     ------------
TOTAL SOUTH AFRICA.......................................               6,585,935
                                                                     ------------
SPAIN -- (2.3%)
#   Acciona SA...........................................    186,892   17,794,700
    Acerinox SA..........................................  1,109,344   12,088,749
    ACS Actividades de Construccion y Servicios SA.......    466,246   19,295,201
#*  Adveo Group International SA.........................     60,568       33,623
    Aena SME SA..........................................     52,833    9,132,550
    Alantra Partners SA..................................      1,298       19,582
    Almirall SA..........................................    258,520    4,386,084
    Amadeus IT Group SA..................................    310,762   22,598,114
#*  Amper SA.............................................  3,841,033    1,253,752
    Applus Services SA...................................    684,738    7,850,299
#   Atresmedia Corp. de Medios de Comunicacion SA........    599,582    2,910,063
    Azkoyen SA...........................................     55,415      427,821
    Banco Bilbao Vizcaya Argentaria SA...................  2,786,482   16,538,186
#   Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR....    465,803    2,780,844
    Banco de Sabadell SA................................. 15,942,970   18,280,269

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
SPAIN -- (Continued)
#   Banco Santander SA................................... 13,394,582 $63,525,575
    Banco Santander SA, Sponsored ADR....................  2,411,218  11,429,173
#   Bankia SA............................................  1,724,679   5,027,397
    Bankinter SA.........................................    679,271   5,303,919
*   Baron de Ley.........................................      4,292     537,764
    Bolsas y Mercados Espanoles SHMSF SA.................    342,439  10,347,965
    CaixaBank SA.........................................  4,186,422  15,833,037
    Cellnex Telecom SA...................................    583,590  16,445,343
    Cia de Distribucion Integral Logista Holdings SA.....    183,304   4,733,428
    CIE Automotive SA....................................    238,205   6,690,029
    Construcciones y Auxiliar de Ferrocarriles SA........     73,151   3,295,706
#*  Deoleo SA............................................  2,964,736     278,839
#   Distribuidora Internacional de Alimentacion SA.......  2,286,669   1,120,187
*   Duro Felguera SA.....................................  6,717,403     118,637
#   Ebro Foods SA........................................    167,917   3,457,056
#*  eDreams ODIGEO SA....................................    191,273     591,470
    Elecnor SA...........................................     47,223     664,401
    Enagas SA............................................  1,219,596  35,548,717
    Ence Energia y Celulosa SA...........................  1,058,321   8,218,058
    Endesa SA............................................    341,867   8,550,590
    Ercros SA............................................    774,393   3,218,236
    Euskaltel SA.........................................    429,723   3,937,912
    Faes Farma SA........................................  1,154,062   4,334,360
    Ferrovial SA.........................................    274,400   6,153,379
*   Fluidra SA...........................................    184,428   2,091,549
*   Fomento de Construcciones y Contratas SA.............     35,831     530,257
*   Global Dominion Access SA............................    496,169   2,588,558
    Grifols SA...........................................    322,518   8,413,327
    Grupo Catalana Occidente SA..........................     98,649   3,909,202
#*  Grupo Empresarial San Jose SA........................     85,074     559,881
#*  Grupo Ezentis SA.....................................  1,185,238     805,076
    Iberdrola S.A........................................  8,184,790  67,651,194
    Iberdrola SA.........................................    181,884   1,498,928
    Iberpapel Gestion SA.................................      6,469     235,641
#*  Indra Sistemas SA....................................    736,276   7,575,521
    Industria de Diseno Textil SA........................    287,860   8,052,366
    Laboratorios Farmaceuticos Rovi SA...................      1,211      25,642
*   Liberbank SA.........................................  7,521,480   3,714,707
    Mapfre SA............................................  6,191,367  17,226,683
*   Masmovil Ibercom SA..................................     43,578     950,223
#   Mediaset Espana Comunicacion SA......................  1,090,544   7,683,545
    Melia Hotels International SA........................    323,269   3,243,256
#   Miquel y Costas & Miquel SA..........................    121,816   2,379,085
*   Natra SA.............................................    182,095     186,085
    Naturgy Energy Group SA..............................    784,955  21,943,287
#   Obrascon Huarte Lain SA..............................    720,003     658,036
*   Pharma Mar SA........................................    144,563     214,331
    Prim SA..............................................      5,935      75,731
#*  Promotora de Informaciones SA, Class A...............  1,283,580   2,481,412
    Prosegur Cia de Seguridad SA.........................  1,151,367   6,232,731
#*  Quabit Inmobiliaria SA...............................    268,802     432,020
#*  Realia Business SA...................................    735,022     849,808
    Red Electrica Corp. SA...............................    652,403  15,034,903
    Repsol SA, Sponsored ADR.............................    336,365   5,904,893
    Repsol SA............................................  2,329,197  40,884,496
    Sacyr S.A............................................  2,550,518   6,156,975
    Sacyr S.A............................................     72,872     175,493
#*  Siemens Gamesa Renewable Energy SA...................    159,888   2,269,956
#*  Solaria Energia y Medio Ambiente SA..................    378,116   2,337,155

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
SPAIN -- (Continued)
*   Talgo SA.............................................   511,073 $  3,187,085
    Tecnicas Reunidas SA.................................    93,320    2,386,991
#   Telefonica SA, Sponsored ADR.........................   237,585    2,057,486
    Telefonica SA........................................ 2,552,773   21,957,866
    Tubacex SA...........................................   274,799      894,172
#   Vidrala SA...........................................    54,743    5,023,097
#   Viscofan SA..........................................   269,956   15,049,006
*   Vocento SA...........................................   126,195      161,725
    Zardoya Otis SA......................................   507,758    4,022,904
                                                                    ------------
TOTAL SPAIN..............................................            654,463,300
                                                                    ------------
SWEDEN -- (2.6%)
    AAK AB...............................................   514,737    7,404,035
*   AcadeMedia AB........................................    16,576       86,226
    Acando AB............................................   431,716    1,410,097
#   AddLife AB, Class B..................................    21,289      516,593
    AddTech AB, Class B..................................   118,447    2,337,631
    AF AB, Class B.......................................   243,390    4,290,240
    Ahlsell AB...........................................    65,896      397,563
    Alfa Laval AB........................................   266,076    6,032,429
#   Alimak Group AB......................................    71,189      952,426
#*  Anoto Group AB.......................................   304,641       95,533
*   Arise AB.............................................     1,101        2,093
    Arjo AB, Class B.....................................   631,115    2,245,472
    Assa Abloy AB, Class B...............................   163,785    3,051,986
    Atlas Copco AB, Class A..............................   297,052    7,749,889
    Atlas Copco AB, Class B..............................   181,606    4,345,693
    Atrium Ljungberg AB, Class B.........................   113,285    2,072,885
    Attendo AB...........................................    46,772      359,288
    Avanza Bank Holding AB...............................    74,331    3,381,309
    Axfood AB............................................   246,889    4,323,048
*   BE Group AB..........................................     7,096       33,796
    Beijer Alma AB.......................................   144,298    2,196,207
*   Beijer Electronics Group AB..........................     3,636       18,461
    Beijer Ref AB........................................   150,359    2,282,926
    Bergman & Beving AB..................................   122,528    1,178,020
    Betsson AB...........................................   768,863    7,081,139
    Bilia AB, Class A....................................   695,182    6,115,879
#   BillerudKorsnas AB...................................   574,211    7,251,339
    BioGaia AB, Class B..................................    67,514    2,745,088
    Biotage AB...........................................    84,609    1,086,099
#   Bjorn Borg AB........................................    89,330      214,403
    Boliden AB...........................................   992,847   24,849,216
    Bonava AB............................................     9,889      122,835
    Bonava AB, Class B...................................   244,630    3,064,745
    Bravida Holding AB...................................    68,859      504,677
    Bufab AB.............................................   106,817    1,116,925
    Bulten AB............................................    85,234      827,623
    Bure Equity AB.......................................   256,074    3,154,432
#   Byggmax Group AB.....................................   423,079    1,588,339
    Castellum AB.........................................   309,569    5,868,822
    Catena AB............................................    36,370      979,746
#   Clas Ohlson AB, Class B..............................   174,296    1,517,838
    Cloetta AB, Class B..................................   874,866    2,320,721
*   Collector AB.........................................    96,549      519,783
    Concentric AB........................................   186,010    2,693,407
    Coor Service Management Holding AB...................    47,517      367,799
    Dedicare AB, Class B.................................    15,340      127,042
    Dios Fastigheter AB..................................   349,521    2,507,975

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SWEDEN -- (Continued)
    Dometic Group AB.....................................   221,054 $ 1,577,202
*   Doro AB..............................................    96,173     402,783
#   Duni AB..............................................   125,724   1,480,676
#   Dustin Group AB......................................   276,271   2,486,946
    Eastnine AB..........................................   105,858   1,187,511
    Elanders AB, Class B.................................    17,769     182,832
    Electrolux AB, Series B..............................   327,147   7,741,011
    Elekta AB, Class B...................................   396,766   5,304,500
#*  Eltel AB.............................................    59,564      94,577
*   Enea AB..............................................    45,729     615,842
#*  Epiroc AB, Class A...................................   244,566   2,348,402
*   Epiroc AB, Class B...................................   146,792   1,315,706
    Essity AB, Class A...................................    28,522     784,493
    Essity AB, Class B...................................   650,088  17,986,985
#   eWork Group AB.......................................    24,860     221,146
    Fabege AB............................................   499,816   7,293,251
#   Fagerhult AB.........................................    91,523     745,294
*   Fastighets AB Balder, Class B........................   158,195   4,992,646
    Fenix Outdoor International AG.......................     3,532     350,322
#*  Fingerprint Cards AB, Class B........................   393,204     767,115
    Getinge AB, Class B..................................   627,511   7,085,398
    Granges AB...........................................   483,389   4,649,118
    Gunnebo AB...........................................   380,089     963,269
    Haldex AB............................................   276,005   1,938,439
*   Hembla AB............................................    16,412     298,762
    Hemfosa Fastigheter AB...............................   446,431   3,962,376
#   Hennes & Mauritz AB, Class B.........................   276,190   4,297,461
    Hexagon AB, Class B..................................   241,438  11,823,566
    Hexpol AB............................................   621,998   5,505,681
    HIQ International AB.................................   278,154   1,740,493
    HMS Networks AB......................................    21,369     282,133
#   Hoist Finance AB.....................................   102,939     499,391
    Holmen AB, Class B...................................   371,168   7,954,231
#   Hufvudstaden AB, Class A.............................   177,409   2,946,422
    Husqvarna AB, Class A................................   104,942     817,248
    Husqvarna AB, Class B................................ 1,286,033   9,829,399
#   ICA Gruppen AB.......................................   183,137   6,441,239
    Indutrade AB.........................................   206,190   5,185,990
*   International Petroleum Corp.........................   370,264   1,346,978
#   Intrum AB............................................   238,373   6,812,025
    Inwido AB............................................   490,615   3,149,950
#   ITAB Shop Concept AB, Class B........................    23,230      34,325
    JM AB................................................   427,178   8,636,087
    KappAhl AB........................................... 1,134,782   2,181,892
#*  Karolinska Development AB, Class B...................    24,069      17,314
    Kindred Group P.L.C..................................   722,141   7,434,397
    Klovern AB, Class B.................................. 1,950,665   2,375,812
    KNOW IT AB...........................................   133,891   2,425,631
    Kungsleden AB........................................   574,027   4,357,556
    Lagercrantz Group AB, Class B........................   231,972   2,534,794
    Lifco AB, Class B....................................    13,728     550,222
    Lindab International AB..............................   340,948   2,747,685
    Loomis AB, Class B...................................   482,346  17,306,110
    Lundin Petroleum AB..................................   188,014   6,013,717
#*  Medivir AB, Class B..................................   106,690     252,591
    Mekonomen AB.........................................   209,140   1,667,591
    Millicom International Cellular SA...................   177,651  11,126,410
    Momentum Group AB, Class B...........................   110,949   1,056,609
#   MQ Holding AB........................................   571,446     636,457

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SWEDEN -- (Continued)
#   Mycronic AB..........................................   284,010 $ 3,635,896
    NCC AB, Class B......................................     3,992      60,402
    Nederman Holding AB..................................     5,515      58,560
#*  Net Insight AB, Class B..............................   554,021     137,827
    NetEnt AB............................................   759,739   3,679,445
    New Wave Group AB, Class B...........................   249,588   1,475,986
    Nibe Industrier AB, Class B..........................   734,680   8,354,561
    Nobia AB.............................................   648,800   3,762,204
    Nobina AB............................................   914,468   6,271,816
    Nolato AB, Class B...................................   152,586   7,026,093
    Nordea Bank Abp...................................... 3,021,818  27,502,421
    Nordic Waterproofing Holding A.S.....................    33,630     272,198
    NP3 Fastigheter AB...................................    24,257     170,586
*   Nyfosa AB............................................   446,431   2,412,647
#   OEM International AB, Class B........................    14,990     309,736
#   Opus Group AB........................................ 1,341,087     851,248
*   Orexo AB.............................................     9,881      80,393
    Oriflame Holding AG..................................   158,960   3,536,140
    Pandox AB............................................   101,020   1,758,795
    Peab AB.............................................. 1,173,729   9,784,281
    Platzer Fastigheter Holding AB, Class B..............    29,076     220,699
    Pricer AB, Class B...................................   491,623     571,232
    Proact IT Group AB...................................    36,952     769,333
    Profilgruppen AB, Class B............................       855       9,926
*   Qliro Group AB.......................................   457,376     540,192
*   Radisson Hospitality AB..............................   157,721     738,595
    Ratos AB, Class B.................................... 1,148,490   3,299,103
#*  RaySearch Laboratories AB............................    83,907     942,445
*   Recipharm AB, Class B................................    49,129     633,503
    Resurs Holding AB....................................   101,790     670,925
#   Rottneros AB.........................................   325,656     327,520
#   Saab AB, Class B.....................................   213,015   7,360,314
    Sagax AB, Class B....................................    77,850   1,265,822
    Sandvik AB...........................................   803,118  12,833,698
*   SAS AB............................................... 1,876,825   5,074,149
    Scandi Standard AB...................................   291,908   2,014,192
    Scandic Hotels Group AB..............................   284,669   2,716,876
    Sectra AB, Class B...................................    18,805     457,810
    Securitas AB, Class B................................   591,477   9,510,896
    Semcon AB............................................    48,575     269,674
*   Sensys Gatso Group AB................................ 1,882,909     424,677
    Skandinaviska Enskilda Banken AB, Class A............ 1,600,881  16,803,872
    Skandinaviska Enskilda Banken AB, Class C............    18,930     205,046
    Skanska AB, Class B..................................   449,043   7,862,819
    SKF AB, Class A......................................    32,620     547,921
    SKF AB, Class B...................................... 1,096,073  18,462,483
    SkiStar AB...........................................   291,034   3,537,317
    SSAB AB, Class A.....................................    89,315     353,628
    SSAB AB, Class A.....................................   630,064   2,497,634
    SSAB AB, Class B.....................................   505,629   1,696,560
    SSAB AB, Class B..................................... 1,327,625   4,445,174
#   Svenska Cellulosa AB SCA, Class A....................    43,068     390,617
    Svenska Cellulosa AB SCA, Class B.................... 1,193,010  10,493,684
#   Svenska Handelsbanken AB, Class A.................... 1,610,267  17,511,411
#   Svenska Handelsbanken AB, Class B....................    33,569     388,329
    Sweco AB, Class B....................................   129,953   2,666,847
    Swedbank AB, Class A................................. 1,108,849  25,189,101
    Swedish Match AB.....................................   230,668  10,334,402
*   Swedish Orphan Biovitrum AB..........................   182,934   4,323,556

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
SWEDEN -- (Continued)
    Systemair AB.........................................    18,169 $    190,370
    Tele2 AB, Class B.................................... 1,463,778   18,325,476
    Telefonaktiebolaget LM Ericsson, Sponsored ADR.......    66,501      592,524
    Telefonaktiebolaget LM Ericsson, Class A.............    34,462      310,825
    Telefonaktiebolaget LM Ericsson, Class B............. 1,760,301   15,690,389
    Telia Co. AB......................................... 4,860,123   21,180,173
    Thule Group AB.......................................   241,762    4,935,988
    Trelleborg AB, Class B...............................   530,593    8,937,493
#   Troax Group AB.......................................    22,297      684,935
    VBG Group AB, Class B................................     1,127       16,158
    Vitrolife AB.........................................   175,606    3,101,941
    Volvo AB, Class A....................................   362,018    5,203,908
    Volvo AB, Class B.................................... 2,628,476   37,875,992
    Wallenstam AB, Class B...............................   475,165    4,785,095
    Wihlborgs Fastigheter AB.............................   431,914    5,634,883
                                                                    ------------
TOTAL SWEDEN.............................................            737,123,094
                                                                    ------------
SWITZERLAND -- (5.6%)
#   ABB, Ltd., Sponsored ADR.............................   431,204    8,257,557
    ABB, Ltd............................................. 2,974,017   56,924,794
    Adecco Group AG......................................   534,036   26,761,082
    Allreal Holding AG...................................    59,698    9,683,828
*   Alpiq Holding AG.....................................     4,563      353,616
    ALSO Holding AG......................................    29,490    3,815,185
#   ams AG...............................................    89,038    2,386,749
    APG SGA SA...........................................     5,349    1,800,426
*   Arbonia AG...........................................   215,557    2,607,386
*   Aryzta AG............................................ 4,220,951    4,750,615
    Ascom Holding AG.....................................   142,406    1,828,690
#   Autoneum Holding AG..................................    20,061    3,287,100
    Bachem Holding AG, Class B...........................     8,585      987,154
    Baloise Holding AG...................................   160,786   24,902,195
    Banque Cantonale de Geneve...........................     3,361      660,866
    Banque Cantonale Vaudoise............................    10,919    8,659,399
    Barry Callebaut AG...................................     6,223   10,587,071
    Belimo Holding AG....................................     1,119    4,857,943
    Bell Food Group AG...................................     6,109    1,914,131
    Bellevue Group AG....................................    37,808      837,350
    Berner Kantonalbank AG...............................     8,326    1,763,781
    BKW AG...............................................    43,160    3,037,216
    Bobst Group SA.......................................    61,788    4,993,764
    Bossard Holding AG, Class A..........................    36,448    5,748,709
    Bucher Industries AG.................................    33,640   10,273,566
    Burckhardt Compression Holding AG....................    15,812    4,064,419
#   Burkhalter Holding AG................................    18,004    1,526,112
    Calida Holding AG....................................     8,013      240,173
    Carlo Gavazzi Holding AG.............................       861      237,421
    Cembra Money Bank AG.................................   102,785    8,875,959
    Cham Group AG........................................        31       12,975
    Chocoladefabriken Lindt & Spruengli AG...............        49    3,596,492
    Cicor Technologies, Ltd..............................     7,195      314,677
    Cie Financiere Richemont SA..........................   431,642   29,752,174
    Cie Financiere Tradition SA..........................     2,587      278,455
    Clariant AG.......................................... 1,141,868   22,680,986
    Coltene Holding AG...................................    19,098    1,823,733
    Conzzeta AG..........................................     4,092    3,563,502
    Credit Suisse Group AG............................... 1,986,742   24,149,533
#   Credit Suisse Group AG, Sponsored ADR................   383,780    4,647,571
    Daetwyler Holding AG.................................    29,421    4,444,294

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
SWITZERLAND -- (Continued)
    DKSH Holding AG......................................   102,062 $  7,649,681
    dormakaba Holding AG.................................    12,180    8,023,650
*   Dottikon Es Holding AG...............................       175       77,638
    Dufry AG.............................................   148,133   14,815,637
#   EFG International AG.................................   482,988    2,864,241
    Emmi AG..............................................     9,656    8,152,838
    EMS-Chemie Holding AG................................     8,963    4,476,709
    Energiedienst Holding AG.............................     8,178      242,581
#*  Evolva Holding SA....................................   883,470      182,004
    Feintool International Holding AG....................    11,244      881,272
    Flughafen Zurich AG..................................    87,599   15,473,353
    Forbo Holding AG.....................................     6,204    8,650,207
    GAM Holding AG.......................................   889,039    3,880,672
    Geberit AG...........................................    34,531   13,499,251
    Georg Fischer AG.....................................    28,676   25,418,208
    Givaudan SA..........................................     6,707   16,271,562
    Gurit Holding AG.....................................     2,418    2,246,047
    Helvetia Holding AG..................................    33,800   20,010,860
    Hiag Immobilien Holding AG...........................     1,226      143,068
#   HOCHDORF Holding AG..................................     4,528      560,286
    Huber & Suhner AG....................................    50,255    3,882,474
    Implenia AG..........................................    72,643    2,562,266
    Inficon Holding AG...................................     9,554    5,082,319
    Interroll Holding AG.................................     2,688    4,863,307
    Intershop Holding AG.................................     5,564    2,782,357
    Investis Holding SA..................................     1,299       80,720
    Julius Baer Group, Ltd...............................   598,456   24,053,282
    Jungfraubahn Holding AG..............................       599       81,985
    Kardex AG............................................    46,065    6,075,427
    Komax Holding AG.....................................    24,470    6,487,136
#   Kudelski SA..........................................   195,954    1,307,041
    Kuehne + Nagel International AG......................    46,264    6,256,329
    LafargeHolcim, Ltd...................................   323,846   15,229,754
    LafargeHolcim, Ltd...................................   170,271    7,960,866
*   Lastminute.com NV....................................    16,479      298,572
    LEM Holding SA.......................................     2,543    3,045,259
    Liechtensteinische Landesbank AG.....................    22,405    1,467,976
    Logitech International SA............................   342,549   12,497,116
#   Logitech International SA............................   159,615    5,809,986
    Lonza Group AG.......................................   127,274   33,625,548
    Luzerner Kantonalbank AG.............................     7,884    3,774,962
*   MCH Group AG.........................................        56        1,090
#   Meier Tobler Group AG................................     9,351      140,965
    Metall Zug AG........................................       552    1,615,104
#*  Meyer Burger Technology AG...........................   766,650      728,963
    Mikron Holding AG....................................    48,480      367,650
    Mobilezone Holding AG................................   140,356    1,511,663
    Mobimo Holding AG....................................    27,790    6,812,402
    Nestle SA............................................ 2,417,067  210,729,283
#   Novartis AG, Sponsored ADR...........................   953,193   83,423,451
    Novartis AG..........................................   656,395   57,303,784
    OC Oerlikon Corp. AG................................. 1,007,026   13,013,203
*   Orascom Development Holding AG.......................    56,868      930,194
#   Orell Fuessli Holding AG.............................       613       50,481
    Orior AG.............................................    24,732    2,120,302
    Panalpina Welttransport Holding AG...................    67,358   11,851,852
    Partners Group Holding AG............................    19,905   13,690,735
    Phoenix Mecano AG....................................     1,664      814,966
    Plazza AG, Class A...................................     2,520      567,436

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES      VALUE>>
                                                          --------- --------------
SWITZERLAND -- (Continued)
    PSP Swiss Property AG................................   126,929 $   13,058,368
    Rieter Holding AG....................................    19,409      2,687,866
    Roche Holding AG.....................................    10,130      2,662,799
    Roche Holding AG.....................................   269,242     71,627,982
    Romande Energie Holding SA...........................       509        584,231
#   Schaffner Holding AG.................................     1,752        451,474
    Schindler Holding AG.................................    18,405      3,887,434
*   Schmolz + Bickenbach AG.............................. 2,339,162      1,365,587
    Schweiter Technologies AG............................     4,835      4,578,491
    SFS Group AG.........................................    80,464      6,475,568
    SGS SA...............................................     5,081     12,265,740
    Siegfried Holding AG.................................    21,017      7,413,141
    Sika AG..............................................   258,120     34,086,249
#   Sonova Holding AG....................................   118,843     22,303,957
    St Galler Kantonalbank AG............................     6,540      3,270,514
    Straumann Holding AG.................................    20,702     15,030,114
    Sulzer AG............................................    77,555      7,123,896
    Sunrise Communications Group AG......................   290,357     24,479,351
    Swatch Group AG (The)................................    55,564     15,916,968
    Swatch Group AG (The)................................   100,386      5,585,694
    Swiss Life Holding AG................................    74,281     30,644,709
    Swiss Prime Site AG..................................   169,930     14,395,276
    Swiss Re AG..........................................   329,833     31,632,511
#   Swisscom AG..........................................    92,124     44,155,241
    Swissquote Group Holding SA..........................    47,985      2,259,872
    Tamedia AG...........................................     4,700        541,119
    Tecan Group AG.......................................    22,056      4,453,865
    Temenos AG...........................................   145,710     19,668,564
    Thurgauer Kantonalbank...............................     1,440        149,959
#   Tornos Holding AG....................................    23,458        211,630
    u-blox Holding AG....................................    46,981      4,010,270
#   UBS Group AG......................................... 2,960,831     38,383,317
*   UBS Group AG.........................................   916,799     11,881,715
    Valiant Holding AG...................................    63,040      6,808,651
    Valora Holding AG....................................    19,822      5,267,881
#   VAT Group AG.........................................   105,016     10,873,294
    Vaudoise Assurances Holding SA.......................     3,663      1,862,931
    Vetropack Holding AG.................................       674      1,537,073
    Vifor Pharma AG......................................   102,686     13,069,271
*   Von Roll Holding AG..................................   106,896        140,699
    Vontobel Holding AG..................................   139,724      7,876,296
    VP Bank AG...........................................     8,232      1,149,370
    VZ Holding AG........................................     5,140      1,362,897
    Walliser Kantonalbank................................     1,730        200,102
    Warteck Invest AG....................................        40         77,639
#   Ypsomed Holding AG...................................    13,559      1,571,451
    Zehnder Group AG.....................................    43,546      1,455,968
    Zug Estates Holding AG, Class B......................       235        405,338
    Zuger Kantonalbank AG................................       167      1,018,348
    Zurich Insurance Group AG............................   189,900     59,600,628
                                                                    --------------
TOTAL SWITZERLAND........................................            1,589,827,929
                                                                    --------------
UNITED KINGDOM -- (15.6%)
    3i Group P.L.C....................................... 2,400,080     26,786,645
    4imprint Group P.L.C.................................     6,059        157,838
    888 Holdings P.L.C................................... 1,292,347      2,847,863
    A.G. Barr P.L.C......................................   538,358      5,326,049
    AA P.L.C............................................. 2,202,528      2,408,294
*   Acacia Mining P.L.C..................................   794,813      2,040,324

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES       VALUE>>
                                                          ---------   ------------
UNITED KINGDOM -- (Continued)
    Admiral Group P.L.C..................................   389,202   $ 10,583,197
    Aggreko P.L.C........................................ 1,462,917     13,329,754
    Air Partner P.L.C....................................    65,873         77,618
    Anglo American P.L.C................................. 4,549,559    116,267,504
    Anglo Pacific Group P.L.C............................   516,225      1,106,404
    Anglo-Eastern Plantations P.L.C......................    16,018        116,943
    Antofagasta P.L.C.................................... 1,189,799     13,601,696
#   Arrow Global Group P.L.C.............................   860,395      2,190,467
    Ascential P.L.C......................................    20,467        102,178
    Ashmore Group P.L.C.................................. 2,058,499     10,926,216
    Ashtead Group P.L.C.................................. 1,005,461     25,503,482
    Associated British Foods P.L.C.......................   335,540     10,530,464
    AstraZeneca P.L.C., Sponsored ADR.................... 1,343,676     49,151,668
    AstraZeneca P.L.C....................................     5,511        399,227
    Auto Trader Group P.L.C.............................. 2,921,331     17,531,933
    AVEVA Group P.L.C....................................   129,158      4,616,859
    Aviva P.L.C.......................................... 6,964,597     37,877,724
    Avon Rubber P.L.C....................................    57,461        909,814
    B&M European Value Retail SA......................... 4,298,996     18,305,489
    Babcock International Group P.L.C.................... 1,567,114     10,915,074
    BAE Systems P.L.C.................................... 4,442,831     29,888,572
    Balfour Beatty P.L.C................................. 1,018,878      3,665,521
    Bank of Georgia Group P.L.C..........................   125,858      2,528,241
#   Barclays P.L.C., Sponsored ADR....................... 4,040,858     33,781,573
    Barclays P.L.C.......................................   599,278      1,249,107
    Barratt Developments P.L.C........................... 2,587,074     18,298,696
    BBA Aviation P.L.C................................... 3,430,132     10,645,288
    Beazley P.L.C........................................ 2,717,795     17,638,904
    Bellway P.L.C........................................   915,647     34,055,004
    Berkeley Group Holdings P.L.C. (The).................   781,341     38,470,517
#   BHP Group P.L.C., ADR................................   721,817     32,467,329
    BHP Group P.L.C...................................... 1,655,835     36,995,818
    Bloomsbury Publishing P.L.C..........................    64,099        184,679
    Bodycote P.L.C....................................... 1,249,586     12,484,651
    Bovis Homes Group P.L.C..............................   666,851      8,866,645
    BP P.L.C., Sponsored ADR............................. 5,212,204    214,325,828
    BP P.L.C............................................. 4,688,677     32,029,025
    Braemar Shipping Services P.L.C......................    71,897        193,406
    Brewin Dolphin Holdings P.L.C........................ 2,033,717      7,988,773
    British American Tobacco P.L.C., Sponsored ADR.......   379,512     13,389,183
    British American Tobacco P.L.C....................... 1,150,327     40,549,069
    Britvic P.L.C........................................ 1,138,429     13,149,938
#   BT Group P.L.C., Sponsored ADR.......................   272,564      4,159,327
#   BT Group P.L.C....................................... 4,528,916     13,810,477
*   BTG P.L.C............................................   508,945      5,558,086
    Bunzl P.L.C..........................................   284,399      8,967,702
    Burberry Group P.L.C.................................   654,842     15,479,778
    Burford Capital, Ltd.................................    62,125      1,499,901
*   Cairn Energy P.L.C................................... 3,101,397      7,610,241
*   Capita P.L.C......................................... 1,947,422      2,968,254
    Capital & Counties Properties P.L.C.................. 2,670,121      8,743,628
*   Carclo P.L.C.........................................    26,730         17,022
    Card Factory P.L.C................................... 1,024,998      2,425,606
    CareTech Holdings P.L.C..............................    44,800        208,634
    Carnival P.L.C.......................................    18,870      1,067,645
#   Carnival P.L.C., ADR.................................   128,398      7,303,278
*   Carpetright P.L.C....................................     5,801          1,719
    Carr's Group P.L.C...................................    38,739         83,701
    Castings P.L.C.......................................    57,646        297,372

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
UNITED KINGDOM -- (Continued)
    Centamin P.L.C.......................................  6,708,083 $10,374,799
    Centaur Media P.L.C..................................    126,418      78,876
    Centrica P.L.C.......................................  5,991,396  10,766,805
    Charles Stanley Group P.L.C..........................      6,583      21,869
    Charles Taylor P.L.C.................................     31,527      91,638
    Chemring Group P.L.C.................................    926,852   1,870,506
    Chesnara P.L.C.......................................    219,083     989,160
    Cineworld Group P.L.C................................  5,956,845  20,443,440
#*  Circassia Pharmaceuticals P.L.C......................     71,546      40,144
    Clarkson P.L.C.......................................     35,016   1,177,396
    Clipper Logistics P.L.C..............................     21,789      68,748
    Close Brothers Group P.L.C...........................    862,139  16,815,470
    CLS Holdings P.L.C...................................    167,067     537,269
#   CMC Markets P.L.C....................................    758,795   1,180,188
*   Cobham P.L.C......................................... 12,223,613  17,305,797
    Coca-Cola HBC AG.....................................    415,356  13,959,750
    Compass Group P.L.C..................................    776,610  16,618,319
    Computacenter P.L.C..................................    540,519   7,423,023
    Connect Group P.L.C..................................    338,316     177,294
    Consort Medical P.L.C................................     99,933   1,222,117
    ConvaTec Group P.L.C.................................  1,688,866   3,166,386
    Costain Group P.L.C..................................    716,958   3,667,410
    Countryside Properties P.L.C.........................    289,093   1,164,714
*   Countrywide P.L.C....................................  1,499,409     180,212
    Cranswick P.L.C......................................    282,806  10,717,551
    Crest Nicholson Holdings P.L.C.......................  1,398,608   6,916,305
    Croda International P.L.C............................    296,556  18,775,886
    CYBG P.L.C...........................................  1,709,987   3,937,409
    Daejan Holdings P.L.C................................     10,589     808,627
    Daily Mail & General Trust P.L.C., Class A...........    544,104   4,328,273
#   Dairy Crest Group P.L.C..............................  1,098,502   6,976,089
    Dart Group P.L.C.....................................      6,846      71,197
    DCC P.L.C............................................    192,883  15,790,077
    De La Rue P.L.C......................................    375,640   2,069,321
#   Debenhams P.L.C...................................... 21,462,104   1,052,207
    Devro P.L.C..........................................    972,942   1,985,428
    DFS Furniture P.L.C..................................     14,685      45,680
    Diageo P.L.C., Sponsored ADR.........................    204,369  31,196,928
    Diageo P.L.C.........................................    319,548  12,196,001
*   Dialight P.L.C.......................................     28,755     146,217
    Dignity P.L.C........................................    187,183   1,806,303
    Diploma P.L.C........................................    628,663  10,494,757
    Direct Line Insurance Group P.L.C....................  8,692,098  38,419,348
    DiscoverIE Group P.L.C...............................    133,195     731,970
    Dixons Carphone P.L.C................................  4,127,745   7,475,102
    Domino's Pizza Group P.L.C...........................  1,977,851   6,885,735
    Drax Group P.L.C.....................................  1,951,996  10,304,189
    DS Smith P.L.C.......................................  4,685,833  20,781,103
    Dunelm Group P.L.C...................................    419,354   3,975,885
    Dyson Group P.L.C....................................      3,999          48
    easyJet P.L.C........................................    549,566   9,105,873
*   EI Group P.L.C.......................................  3,133,893   8,257,862
*   Eland Oil & Gas P.L.C................................      9,057      14,887
    Electrocomponents P.L.C..............................  1,801,733  12,861,228
    Elementis P.L.C......................................  2,636,728   6,312,415
    EMIS Group P.L.C.....................................      1,398      16,450
#*  EnQuest P.L.C........................................  8,226,404   2,072,753
    Entertainment One, Ltd...............................  1,334,801   6,909,318
    Equiniti Group P.L.C.................................    312,093     847,906

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
UNITED KINGDOM -- (Continued)
    Essentra P.L.C.......................................    760,954 $  3,728,640
    Euromoney Institutional Investor P.L.C...............     83,220    1,353,351
    Evraz P.L.C..........................................  1,461,075    9,570,926
    Experian P.L.C.......................................    686,452   17,235,141
    FDM Group Holdings P.L.C.............................     26,806      289,697
    Ferguson P.L.C.......................................    237,763   15,921,352
#   Ferguson P.L.C., ADR.................................     50,866      342,840
    Ferrexpo P.L.C.......................................  3,040,974   10,328,458
    Fevertree Drinks P.L.C...............................      8,777      296,481
*   Findel P.L.C.........................................     75,920      189,029
*   Firstgroup P.L.C.....................................  7,912,065    9,615,172
*   Flybe Group P.L.C....................................    585,604       26,795
    Forterra P.L.C.......................................    311,650    1,085,309
    Foxtons Group P.L.C..................................    378,407      263,410
    Fresnillo P.L.C......................................    249,267    3,291,050
    Fuller Smith & Turner P.L.C., Class A, Class A.......     44,042      625,383
    Future P.L.C.........................................     42,135      297,949
    G4S P.L.C............................................  5,661,680   14,518,468
    Galliford Try P.L.C..................................    792,143    7,387,737
*   GAME Digital P.L.C...................................     47,529       16,322
    Games Workshop Group P.L.C...........................     97,093    3,855,975
*   Gem Diamonds, Ltd....................................  2,111,795    2,747,241
*   Genel Energy P.L.C...................................     62,736      153,021
    Genus P.L.C..........................................    147,899    4,322,199
*   Georgia Capital P.L.C................................    120,349    1,713,311
    GlaxoSmithKline P.L.C., Sponsored ADR................    741,464   29,065,389
    GlaxoSmithKline P.L.C................................    104,177    2,023,593
    Glencore P.L.C....................................... 22,274,023   90,573,329
    Go-Ahead Group P.L.C. (The)..........................    392,205    9,267,000
    Gocompare.Com Group P.L.C............................  1,105,725    1,075,206
    Goodwin P.L.C........................................      1,013       34,593
    Grafton Group P.L.C..................................    503,196    4,858,351
#   Grainger P.L.C.......................................  2,467,879    7,391,787
#   Greencore Group P.L.C................................  2,226,412    5,646,830
#   Greene King P.L.C....................................  1,521,624   12,003,723
    Greggs P.L.C.........................................    899,750   18,319,055
*   Gulf Keystone Petroleum, Ltd.........................    587,042    1,664,939
*   Gulf Marine Services P.L.C...........................     23,636        6,164
    GVC Holdings P.L.C...................................  1,264,750   11,144,705
    Gym Group P.L.C. (The)...............................     48,375      134,586
    Halfords Group P.L.C.................................  1,268,133    3,854,179
    Halma P.L.C..........................................  1,396,475   25,683,877
    Hargreaves Lansdown P.L.C............................    305,977    6,570,477
    Hastings Group Holdings P.L.C........................    479,909    1,321,313
    Hays P.L.C........................................... 11,400,465   22,605,736
    Headlam Group P.L.C..................................    175,154      898,406
    Helical P.L.C........................................  1,781,810    7,857,225
    Henry Boot P.L.C.....................................     72,332      246,551
    Hikma Pharmaceuticals P.L.C..........................    399,394    8,449,548
    Hill & Smith Holdings P.L.C..........................    487,218    7,063,290
    Hilton Food Group P.L.C..............................     11,749      143,247
    Hiscox, Ltd..........................................  1,101,919   20,505,188
    Hochschild Mining P.L.C..............................  1,887,297    4,682,243
    HomeServe P.L.C......................................  1,411,722   17,471,354
    Howden Joinery Group P.L.C...........................  3,450,055   22,887,844
    HSBC Holdings P.L.C..................................  1,585,280   13,348,451
#   HSBC Holdings P.L.C., Sponsored ADR..................  3,624,650  152,706,504
    Hunting P.L.C........................................    778,107    5,696,694
    Huntsworth P.L.C.....................................    320,870      458,871

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
UNITED KINGDOM -- (Continued)
    Ibstock P.L.C........................................  1,409,429 $ 4,488,445
    IG Group Holdings P.L.C..............................  2,291,701  19,097,915
    IMI P.L.C............................................  1,872,545  23,527,413
    Imperial Brands P.L.C., Sponsored ADR................     25,186     844,613
    Imperial Brands P.L.C................................    722,093  23,969,193
    Inchcape P.L.C.......................................  2,739,685  20,614,628
*   Indivior P.L.C.......................................  2,266,309   3,376,531
    Informa P.L.C........................................  1,456,097  12,933,482
    Inmarsat P.L.C.......................................  2,028,274   9,846,640
#   InterContinental Hotels Group P.L.C., ADR............     77,860   4,493,306
    InterContinental Hotels Group P.L.C..................    107,616   6,115,589
    Intermediate Capital Group P.L.C.....................    646,763   8,633,726
    International Consolidated Airlines Group SA.........  2,272,804  19,195,847
    International Personal Finance P.L.C.................    179,078     483,548
#*  Interserve P.L.C.....................................    618,416     101,728
    Intertek Group P.L.C.................................    327,922  21,160,524
    Investec P.L.C.......................................  2,048,218  13,165,590
*   IP Group P.L.C.......................................    782,359   1,089,887
    ITE Group P.L.C......................................  2,871,065   2,429,632
    ITV P.L.C............................................  5,717,544   9,705,377
    IWG P.L.C............................................  4,314,734  12,701,615
    J D Wetherspoon P.L.C................................    816,983  13,006,106
    J Sainsbury P.L.C....................................  5,041,201  18,876,528
    James Fisher & Sons P.L.C............................    187,478   4,750,207
    Jardine Lloyd Thompson Group P.L.C...................    387,995   9,668,047
    JD Sports Fashion P.L.C..............................  2,040,083  12,406,366
    John Laing Group P.L.C...............................    252,360   1,176,884
    John Menzies P.L.C...................................    588,256   4,306,106
    John Wood Group P.L.C................................  2,160,500  15,333,893
    Johnson Matthey P.L.C................................    561,180  22,418,859
*   JPJ Group P.L.C......................................    162,353   1,457,182
    Jupiter Fund Management P.L.C........................  3,051,695  13,115,679
*   Just Eat P.L.C.......................................    395,360   3,612,984
    Just Group P.L.C.....................................  3,544,274   4,720,075
    Kainos Group P.L.C...................................     12,078      66,846
    KAZ Minerals P.L.C...................................  1,516,312  11,839,871
    KCOM Group P.L.C.....................................  2,584,421   2,348,967
    Keller Group P.L.C...................................    335,360   2,281,440
    Kier Group P.L.C.....................................    475,341   3,222,200
    Kin & Carta P.L.C....................................    857,148   1,114,290
    Kingfisher P.L.C.....................................  4,614,742  13,481,282
*   Lamprell P.L.C.......................................  2,035,637   1,494,862
    Lancashire Holdings, Ltd.............................    927,852   6,870,773
    Legal & General Group P.L.C.......................... 12,002,620  40,891,695
*   Liberty Global P.L.C., Class A.......................    115,018   2,806,439
*   Liberty Global P.L.C., Class C.......................    281,606   6,634,637
    Lloyds Banking Group P.L.C........................... 73,603,870  56,112,974
    Lloyds Banking Group P.L.C., ADR.....................  1,062,540   3,219,496
    London Stock Exchange Group P.L.C....................    353,094  21,235,430
*   Lonmin P.L.C.........................................    629,053     428,541
    Lookers P.L.C........................................  1,279,466   1,811,954
    Low & Bonar P.L.C....................................  3,091,643     735,065
    Low & Bonar P.L.C....................................  3,062,749     128,547
    LSL Property Services P.L.C..........................     36,872     121,333
    Man Group P.L.C...................................... 10,678,391  19,999,763
*   Management Consulting Group P.L.C....................    116,268       3,059
    Marks & Spencer Group P.L.C..........................  7,922,225  29,974,337
    Marshalls P.L.C......................................  1,335,950   8,907,698
    Marston's P.L.C......................................  8,814,292  10,952,315

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
UNITED KINGDOM -- (Continued)
    McBride P.L.C........................................    944,113 $ 1,664,324
    McCarthy & Stone P.L.C...............................    330,737     579,453
    McColl's Retail Group P.L.C..........................     28,533      21,535
    Mears Group P.L.C....................................    621,761   2,566,221
    Mediclinic International P.L.C.......................    449,294   1,855,531
    Meggitt P.L.C........................................  3,071,014  20,799,278
    Melrose Industries P.L.C............................. 12,708,799  28,169,408
    Merlin Entertainments P.L.C..........................  2,651,796  11,751,484
    Micro Focus International P.L.C......................    624,226  11,900,922
    Millennium & Copthorne Hotels P.L.C..................    460,706   2,935,628
    Mitchells & Butlers P.L.C............................  1,287,117   4,786,218
#   Mitie Group P.L.C....................................  1,898,062   2,896,856
    MJ Gleeson P.L.C.....................................     21,907     208,410
    Mondi P.L.C..........................................    690,162  16,690,262
    Moneysupermarket.com Group P.L.C.....................  2,156,356   8,575,926
    Morgan Advanced Materials P.L.C......................  1,662,208   5,814,680
    Morgan Sindall Group P.L.C...........................    126,119   1,938,802
*   Mothercare P.L.C.....................................    852,346     175,811
    Motorpoint group P.L.C...............................     38,221      99,453
#   N Brown Group P.L.C..................................  2,279,743   2,611,487
    National Express Group P.L.C.........................  2,231,289  11,522,540
    National Grid P.L.C..................................     54,262     590,881
#   National Grid P.L.C., Sponsored ADR..................    206,721  11,264,238
    NCC Group P.L.C......................................    129,231     217,859
    New World Resources P.L.C., Class A..................     46,188          27
    Next P.L.C...........................................    177,307  11,276,485
    NMC Health P.L.C.....................................     58,860   1,992,559
    Norcros P.L.C........................................      9,631      23,994
    Northgate P.L.C......................................    856,414   4,174,546
*   Nostrum Oil & Gas P.L.C..............................     88,131     159,849
    Numis Corp. P.L.C....................................     27,715      97,637
*   Ocado Group P.L.C....................................  1,037,410  13,497,253
    On the Beach Group P.L.C.............................    466,306   2,691,863
    OneSavings Bank P.L.C................................    941,180   4,649,561
*   Ophir Energy P.L.C...................................  3,376,198   2,412,502
    Oxford Instruments P.L.C.............................    209,274   2,469,355
    Pagegroup P.L.C......................................  2,192,084  12,711,174
    Paragon Banking Group P.L.C..........................  1,016,184   5,534,759
    PayPoint P.L.C.......................................    167,740   1,872,391
#   Pearson P.L.C........................................  1,249,912  14,860,078
#   Pearson P.L.C., Sponsored ADR........................    614,932   7,305,392
    Pendragon P.L.C......................................  4,877,006   1,667,172
    Pennon Group P.L.C...................................  1,463,923  14,662,789
    Persimmon P.L.C......................................    858,661  26,786,408
#*  Petra Diamonds, Ltd..................................  4,736,476   2,049,886
#   Petrofac, Ltd........................................  2,191,937  15,797,639
*   Petropavlovsk P.L.C..................................  8,923,701     942,315
    Pets at Home Group P.L.C.............................  1,633,208   2,826,376
    Phoenix Group Holdings P.L.C.........................  1,966,686  16,397,269
    Photo-Me International P.L.C.........................  1,374,741   1,719,166
    Playtech P.L.C.......................................  1,530,061   7,780,588
    Polar Capital Holdings P.L.C.........................      1,881      11,639
    Polypipe Group P.L.C.................................  1,161,718   6,025,531
*   Premier Foods P.L.C.................................. 14,849,209   7,803,436
#*  Premier Oil P.L.C....................................  8,181,703   7,928,910
#*  Provident Financial P.L.C............................    616,525   4,253,413
#   Prudential P.L.C., ADR...............................    528,759  20,854,255
    PZ Cussons P.L.C.....................................    936,342   2,201,507
    QinetiQ Group P.L.C..................................  3,693,608  14,698,649

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
UNITED KINGDOM -- (Continued)
    Quilter P.L.C........................................ 3,748,518 $  6,041,156
    Rank Group P.L.C.....................................   506,807    1,055,900
    Rathbone Brothers P.L.C..............................    72,797    2,209,717
*   Raven Property Group, Ltd............................   369,079      212,650
*   REA Holdings P.L.C...................................    14,311       43,107
    Reach P.L.C.......................................... 7,046,745    5,441,054
    Reckitt Benckiser Group P.L.C........................   231,357   17,801,687
    Redde P.L.C..........................................     4,967       11,816
    Redrow P.L.C......................................... 1,919,207   14,636,034
#   RELX P.L.C., Sponsored ADR...........................   329,714    7,313,055
    RELX P.L.C...........................................   366,955    8,127,876
    RELX P.L.C...........................................   437,454    9,667,970
    Renewi P.L.C......................................... 7,422,922    2,486,549
    Renishaw P.L.C.......................................   162,845    9,984,306
    Rentokil Initial P.L.C............................... 4,236,301   18,708,088
    Restaurant Group P.L.C. (The)........................ 3,062,093    5,995,474
#   Rhi Magnesita NV.....................................    59,806    3,318,029
    Ricardo P.L.C........................................   102,063      828,175
    Rightmove P.L.C...................................... 2,799,640   17,336,457
    Rio Tinto P.L.C......................................   109,785    6,073,540
#   Rio Tinto P.L.C., Sponsored ADR...................... 1,875,418  105,529,771
    RM P.L.C.............................................    39,681      116,265
    Robert Walters P.L.C.................................   134,687      927,839
    Rolls-Royce Holdings P.L.C........................... 3,297,979   38,333,843
    Rotork P.L.C......................................... 5,449,461   19,669,244
    Royal Bank of Scotland Group P.L.C................... 1,148,855    3,644,411
#   Royal Bank of Scotland Group P.L.C., Sponsored ADR... 1,345,091    8,648,935
    Royal Dutch Shell P.L.C., Class A.................... 1,370,292   42,479,629
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A..... 1,546,368   95,457,297
#   Royal Dutch Shell P.L.C., Sponsored ADR, Class B..... 1,716,768  107,813,030
    Royal Mail P.L.C..................................... 2,730,532    9,620,807
    RPC Group P.L.C...................................... 2,272,847   23,665,501
    RPS Group P.L.C......................................   608,117    1,067,950
    RSA Insurance Group P.L.C............................ 2,554,941   17,227,464
    S&U P.L.C............................................     2,784       76,162
    Saga P.L.C........................................... 1,234,377    1,765,484
    Sage Group P.L.C. (The).............................. 1,633,182   13,423,730
    Savills P.L.C........................................ 1,022,313   11,171,949
    Schroders P.L.C......................................   159,099    5,457,738
    Schroders P.L.C......................................    58,483    1,581,419
    SDL P.L.C............................................   155,762    1,123,036
    Senior P.L.C......................................... 2,145,984    6,371,433
    Severfield P.L.C.....................................   429,085      400,248
    Severn Trent P.L.C...................................   509,438   13,386,610
    SIG P.L.C............................................ 2,714,553    4,248,846
#   Smith & Nephew P.L.C., Sponsored ADR.................   114,227    4,347,499
    Smith & Nephew P.L.C.................................   726,460   13,685,567
    Smiths Group P.L.C................................... 1,238,814   23,524,404
    Soco International P.L.C............................. 1,966,429    1,902,355
    Softcat P.L.C........................................   333,439    3,047,881
    Spectris P.L.C.......................................   526,898   17,988,123
    Speedy Hire P.L.C.................................... 1,097,917      847,262
    Spirax-Sarco Engineering P.L.C.......................   210,354   17,690,862
#   Spire Healthcare Group P.L.C......................... 2,484,745    4,060,509
    Spirent Communications P.L.C......................... 1,895,400    3,667,845
*   Sportech P.L.C.......................................   232,994      111,261
*   Sports Direct International P.L.C.................... 1,228,529    4,490,935
    SSE P.L.C............................................ 2,284,543   35,120,341
    SSP Group P.L.C...................................... 1,644,999   14,398,073

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES      VALUE>>
                                                          ---------- --------------
UNITED KINGDOM -- (Continued)
    St James's Place P.L.C...............................  2,226,784 $   27,447,703
    St. Modwen Properties P.L.C..........................    912,999      4,916,446
    Stagecoach Group P.L.C...............................  3,335,879      6,798,630
    Standard Chartered P.L.C.............................  3,201,034     25,816,697
    Standard Life Aberdeen P.L.C.........................  3,923,192     12,970,007
    SThree P.L.C.........................................    279,730      1,005,521
#   Stobart Group, Ltd...................................    465,722        935,844
    Stock Spirits Group P.L.C............................    144,777        439,126
    STV Group P.L.C......................................     60,106        265,095
    Superdry P.L.C.......................................    393,712      2,669,567
    Synthomer P.L.C......................................  1,813,398      8,530,856
    T Clarke P.L.C.......................................     26,802         34,114
#   TalkTalk Telecom Group P.L.C.........................  2,694,639      3,950,357
    Tarsus Group P.L.C...................................     13,455         44,617
    Tate & Lyle P.L.C....................................  3,853,888     34,788,240
    Taylor Wimpey P.L.C.................................. 20,888,573     45,291,607
#   Ted Baker P.L.C......................................    144,913      3,564,793
    Telecom Plus P.L.C...................................    324,411      6,007,874
*   Telit Communications P.L.C...........................      8,401         15,537
    Tesco P.L.C.......................................... 22,764,917     66,642,951
    Thomas Cook Group P.L.C..............................  8,930,241      4,068,241
    Topps Tiles P.L.C....................................    643,227        557,061
    TP ICAP P.L.C........................................  6,034,096     24,947,989
    Travis Perkins P.L.C.................................  1,165,287     18,730,085
    Trifast P.L.C........................................    104,472        259,968
    TT Electronics P.L.C.................................    405,937      1,093,385
    TUI AG...............................................    340,866      5,161,194
*   Tullow Oil P.L.C.....................................  9,400,302     25,242,422
    Tyman P.L.C..........................................      7,567         23,056
    U & I Group P.L.C....................................    545,187      1,451,205
    UDG Healthcare P.L.C.................................    461,855      3,516,061
#   Ultra Electronics Holdings P.L.C.....................    579,178      9,750,758
    Unilever P.L.C., Sponsored ADR.......................    301,419     15,854,639
    Unilever P.L.C.......................................     63,007      3,310,013
    United Utilities Group P.L.C.........................  1,358,786     14,861,098
    Urban & Civic P.L.C..................................     11,315         41,602
*   Vectura Group P.L.C..................................  4,337,510      4,219,775
    Vesuvius P.L.C.......................................    839,301      6,198,526
    Victrex P.L.C........................................    535,720     16,086,720
    Vitec Group P.L.C. (The).............................     54,083        824,336
    Vodafone Group P.L.C................................. 31,621,343     57,670,458
    Vodafone Group P.L.C., Sponsored ADR.................  1,596,615     29,122,253
*   Volex P.L.C..........................................     34,880         42,234
    Volution Group P.L.C.................................      9,037         18,704
    Vp P.L.C.............................................     15,195        200,848
    Watkin Jones P.L.C...................................      7,013         21,361
    Weir Group P.L.C (The)...............................    186,619      3,693,117
    WH Smith P.L.C.......................................    439,464     11,280,979
    Whitbread P.L.C......................................    207,751     13,311,679
    William Hill P.L.C...................................  4,873,703     11,280,316
    Wilmington PL.C......................................    150,471        368,409
    Wincanton P.L.C......................................    276,231        870,405
*   Wizz Air Holdings P.L.C..............................      2,007         79,700
    Wm Morrison Supermarkets P.L.C.......................  7,338,862     22,568,164
#   WPP P.L.C., Sponsored ADR............................    130,599      7,483,323
    WPP P.L.C............................................  1,993,040     22,807,367
    Xaar P.L.C...........................................    123,020        242,013
    XP Power, Ltd........................................     11,538        310,102
                                                                     --------------
TOTAL UNITED KINGDOM.....................................             4,469,492,910
                                                                     --------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES         VALUE>>
                                                            ----------   ---------------
UNITED STATES -- (0.0%)
      CME Group, Inc.......................................          1   $           182
      International Flavors & Fragrances, Inc..............      7,631         1,069,430
*     Linde P.L.C..........................................     30,995         5,027,071
*     Maxar Technologies, Inc..............................    250,950         1,409,499
      Waste Connections, Inc                                    29,311         2,446,025
      TOTAL UNITED STATES..................................                    9,952,207
                                                                         ---------------
TOTAL COMMON STOCKS........................................               27,247,783,541
                                                                         ---------------
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Bayerische Motoren Werke AG..........................    137,806        10,185,614
      Biotest AG...........................................     46,560         1,227,175
#     Draegerwerk AG & Co. KGaA............................     37,031         2,056,488
      Fuchs Petrolub SE....................................    172,365         8,085,664
      Henkel AG & Co. KGaA.................................     40,188         3,911,656
      Jungheinrich AG......................................    337,092        10,231,470
      Porsche Automobil Holding SE.........................    295,931        19,243,497
      Sartorius AG.........................................     65,389         9,815,870
      Schaeffler AG........................................    399,694         3,549,616
      Sixt SE..............................................     90,454         5,788,493
      STO SE & Co. KGaA....................................      5,133           508,311
      Villeroy & Boch AG...................................     61,622           943,617
      Volkswagen AG........................................    560,249        95,559,778
                                                                         ---------------
TOTAL GERMANY..............................................                  171,107,249
                                                                         ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
#*    Intercell AG Rights 05/16/13.........................     29,444                 0
                                                                         ---------------
CANADA -- (0.0%)
#*    Tervita Corp. Warrants 07/19/20......................      5,600               682
                                                                         ---------------
SINGAPORE -- (0.0%)
#*    Ezion Holdings, Ltd. Warrants 04/16/23...............  2,760,613                 0
                                                                         ---------------
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios SA
        Rights 02/05/19....................................    448,485           246,145
                                                                         ---------------
SWEDEN -- (0.0%)
*     AddLife AB Rights 02/15/19...........................     21,290            25,881
#*    Anoto Group AB Warrants 04/30/21.....................     21,759                 0
                                                                         ---------------
TOTAL SWEDEN...............................................                       25,881
                                                                         ---------------
TOTAL RIGHTS/WARRANTS......................................                      272,708
                                                                         ---------------
TOTAL INVESTMENT SECURITIES................................               27,419,163,498
                                                                         ---------------
                                                                             VALUE+
                                                                         ---------------
SECURITIES LENDING COLLATERAL -- (4.0%)
@(S)  DFA Short Term Investment Fund....................... 98,240,792     1,136,744,204
                                                                         ---------------
TOTAL INVESTMENTS -- (100.0%)
     (Cost $27,016,635,081)^^..............................              $28,555,907,702
                                                                         ===============

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


As of January 31, 2019, International Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                    --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:......
S&P 500(R) Emini Index........  1,730     03/15/19  $216,004,122 $233,939,250  $17,935,128
                                                    ------------ ------------  -----------
TOTAL FUTURES CONTRACTS.......                      $216,004,122 $233,939,250  $17,935,128
                                                    ============ ============  ===========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                           INVESTMENTS IN SECURITIES (MARKET VALUE)
-                   -------------------------------------------------------
                       LEVEL 1              LEVEL 2     LEVEL 3       TOTAL
-                   --------------      --------------- -------- ---------------
Common Stocks
   Australia....... $   53,034,238      $ 1,665,134,354       -- $ 1,718,168,592
   Austria.........         64,113          164,440,762       --     164,504,875
   Belgium.........     10,619,216          313,027,150       --     323,646,366
   Canada..........  2,553,955,910            3,480,378       --   2,557,436,288
   China...........             --              235,691       --         235,691
   Denmark.........     27,990,207          445,060,392       --     473,050,599
   Finland.........        771,438          486,859,371       --     487,630,809
   France..........     70,922,083        2,104,461,970       --   2,175,384,053
   Germany.........     67,837,136        1,932,171,368       --   2,000,008,504
   Hong Kong.......      1,062,412          834,610,448       --     835,672,860
   Ireland.........     18,384,462          122,692,082       --     141,076,544
   Israel..........     17,859,375          176,877,601       --     194,736,976
   Italy...........     21,168,650          784,077,630       --     805,246,280
   Japan...........    117,435,796        6,286,139,573       --   6,403,575,369
   Netherlands.....    100,781,815          611,170,031       --     711,951,846
   New Zealand.....      1,498,123          128,181,965       --     129,680,088
   Norway..........     15,478,001          255,519,254       --     270,997,255
   Portugal........        264,205           72,065,207       --      72,329,412
   Singapore.......         15,758          314,990,001       --     315,005,759
   South Africa....             --            6,585,935       --       6,585,935
   Spain...........     22,172,396          632,290,904       --     654,463,300
   Sweden..........      4,352,149          732,770,945       --     737,123,094
   Switzerland.....    114,020,280        1,475,807,649       --   1,589,827,929
   United Kingdom..  1,006,882,025        3,462,610,885       --   4,469,492,910
   United States...      8,882,595            1,069,612       --       9,952,207
Preferred Stocks
   Germany.........             --          171,107,249       --     171,107,249
Rights/Warrants
   Canada..........             --                  682       --             682
   Spain...........             --              246,145       --         246,145
   Sweden..........             --               25,881       --          25,881
Securities Lending
  Collateral.......             --        1,136,744,204       --   1,136,744,204
Futures
  Contracts**......     17,935,128                   --       --      17,935,128
                    --------------      --------------- -------- ---------------
TOTAL.............. $4,253,387,511      $24,320,455,319       -- $28,573,842,830
                    ==============      =============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                   VALUE+
                                                               ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of
  The DFA Investment Trust Company............................ $ 4,685,748,060
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company............................   2,951,729,057
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company............................   2,191,788,473
Investment in The Asia Pacific Small Company Series of
  The DFA Investment Trust Company............................   1,324,259,654
Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company............................   1,093,882,220
                                                               ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^........ $12,247,407,464
                                                               ===============

As of January 31, 2019, International Small Company Portfolio had entered into the following outstanding futures contracts:

                                                                          UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL                 APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE     MARKET VALUE (DEPRECIATION)
-----------               --------- ---------- ----------- ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...    775     03/15/19  $98,573,544 $104,799,375   $6,225,831
                                               ----------- ------------   ----------
TOTAL FUTURES CONTRACTS..                      $98,573,544 $104,799,375   $6,225,831
                                               =========== ============   ==========

Summary of the Portfolio's Master Fund's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                      -----------------------------------------------
                                                          LEVEL 1       LEVEL 2 LEVEL 3      TOTAL
                                                      ---------------   ------- ------- ---------------
Affiliated Investment Companies...................... $12,247,407,464     --      --    $12,247,407,464
Futures Contracts**..................................       6,225,831     --      --          6,225,831
                                                      ---------------     --      --    ---------------
TOTAL................................................ $12,253,633,295     --      --    $12,253,633,295
                                                      ===============     ==      ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                        GLOBAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- -----------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in U.S. Small Cap Portfolio of
  DFA Investment Dimensions Group Inc..................... 517,703 $17,042,787
 Investment in The Continental Small Company Series of
  The DFA Investment Trust Company........................           4,256,703
 Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company........................           3,852,629
 Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company........................           2,557,970
 Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company........................           2,096,695
 Investment in The Asia Pacific Small Company Series of
  The DFA Investment Trust Company........................           1,090,329
 Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company........................           1,009,492
                                                                   -----------
 TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
 (Cost $33,448,514)^^.....................................         $31,906,605
                                                                   ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------
                                 LEVEL 1     LEVEL 2 LEVEL 3    TOTAL
                               -----------   ------- ------- -----------
Affiliated Investment
  Companies................... $31,906,605     --      --    $31,906,605
                               -----------     --      --    -----------
TOTAL......................... $31,906,605     --      --    $31,906,605
                               ===========     ==      ==    ===========

                       JAPANESE SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                  VALUE+
                                                               ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Japanese Small Company Series of
   The DFA Investment Trust Company........................... $592,365,179
                                                               ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^........ $592,365,179
                                                               ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                  VALUE+
                                                               ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Asia Pacific Small Company Series of
   The DFA Investment Trust Company........................... $364,810,012
                                                               ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^........ $364,810,012
                                                               ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                 VALUE+
                                                               -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The United Kingdom Small Company Series of
   The DFA Investment Trust Company........................... $29,900,455
                                                               -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^........ $29,900,455
                                                               ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                  VALUE+
                                                               ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of
   The DFA Investment Trust Company........................... $612,974,875
                                                               ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^........ $612,974,875
                                                               ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                            SHARES     VALUE>>
                                                          ---------- ------------
COMMON STOCKS -- (96.9%)
AUSTRALIA -- (16.5%)
    Abacus Property Group................................  3,759,304 $ 10,084,143
    ALE Property Group...................................  1,250,594    4,322,981
    Arena REIT...........................................    935,844    1,828,950
    Aspen Group..........................................    962,671      676,380
    Australian Unity Office Fund.........................     61,655      121,006
#   BWP Trust............................................  5,768,801   15,297,084
    Carindale Property Trust.............................    142,737      740,628
#   Centuria Industrial REIT.............................  1,563,979    3,146,203
    Centuria Metropolitan REIT...........................    714,333    1,246,579
#   Charter Hall Education Trust.........................  2,799,997    6,351,289
    Charter Hall Group...................................  5,355,494   32,105,951
    Charter Hall Long Wale REIT..........................  1,261,810    4,010,739
    Charter Hall Retail REIT.............................  4,072,293   13,494,190
#   Cromwell Property Group.............................. 19,053,348   14,703,364
    Dexus................................................ 11,945,195  100,018,324
    GDI Property Group...................................  2,579,964    2,552,923
    Goodman Group........................................ 19,908,059  169,435,752
    GPT Group (The)...................................... 20,634,577   87,249,895
    Growthpoint Properties Australia, Ltd................  2,855,038    7,929,960
    Hotel Property Investments...........................    680,531    1,529,077
    Industria REIT.......................................    247,472      494,629
    Ingenia Communities Group............................  2,395,140    5,353,483
    Mirvac Group......................................... 37,090,876   65,034,221
#*  New South Resources, Ltd.............................  9,595,918   12,532,243
    Propertylink Group...................................     37,104       31,332
    Scentre Group........................................ 64,295,822  186,218,851
    Shopping Centres Australasia Property Group.......... 11,741,367   21,306,155
    Stockland............................................ 28,566,877   78,739,948
    Vicinity Centres..................................... 39,154,263   74,544,556
                                                                     ------------
TOTAL AUSTRALIA..........................................             921,100,836
                                                                     ------------
BELGIUM -- (2.5%)
    Aedifica SA..........................................    219,471   21,085,402
#   Ascencio.............................................      4,384      262,129
    Befimmo SA...........................................    320,087   19,197,402
    Care Property Invest.................................     28,671      682,827
#   Cofinimmo SA.........................................    309,238   40,887,203
    Intervest Offices & Warehouses NV....................    206,524    5,014,983
    Leasinvest Real Estate SCA...........................     24,988    2,697,851
    Montea SCA...........................................     23,747    1,685,325
    Retail Estates NV....................................     84,956    7,537,337
    Warehouses De Pauw CVA...............................    242,292   35,402,711
    Wereldhave Belgium NV................................     25,285    2,310,556
                                                                     ------------
TOTAL BELGIUM............................................             136,763,726
                                                                     ------------
CANADA -- (5.2%)
#   Agellan Commercial Real Estate Investment Trust......    202,181    2,181,915
    Allied Properties Real Estate Investment Trust.......    602,783   21,653,303
#   Artis Real Estate Investment Trust...................    869,424    6,755,827
    Automotive Properties Real Estate Investment Trust...     17,100      132,745
#   Boardwalk Real Estate Investment Trust...............    276,577    8,447,076
#   BTB Real Estate Investment Trust.....................    484,515    1,722,048
#   Canadian Apartment Properties REIT...................    817,217   29,107,467
#   Choice Properties Real Estate Investment Trust.......  1,656,556   16,150,148

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
CANADA -- (Continued)
#   Cominar Real Estate Investment Trust.................  1,107,005 $  9,823,569
#   Crombie Real Estate Investment Trust.................    628,912    6,557,399
    CT Real Estate Investment Trust......................    134,284    1,308,144
#   Dream Global Real Estate Investment Trust............  1,820,549   17,970,639
    Dream Industrial Real Estate Investment Trust........    603,547    4,965,442
#   Dream Office Real Estate Investment Trust............    477,539    8,544,421
    Granite Real Estate Investment Trust.................    283,724   12,863,076
#   H&R Real Estate Investment Trust.....................  1,930,617   32,604,282
    Inovalis Real Estate Investment Trust................     56,700      431,092
#   InterRent Real Estate Investment Trust...............    659,812    6,738,976
    Killam Apartment Real Estate Investment Trust........    900,063   11,473,842
    Morguard North American Residential Real Estate
      Investment Trust...................................    244,325    3,118,330
#   Morguard Real Estate Investment Trust................    405,284    3,778,476
    Northview Apartment Real Estate Investment Trust.....    414,405    8,414,571
    NorthWest Healthcare Properties Real Estate
      Investment Trust...................................    746,513    6,067,780
    Partners Real Estate Investment Trust................    175,751      274,203
#   Plaza Retail REIT....................................    249,836      752,958
    RioCan Real Estate Investment Trust..................  1,753,600   33,271,622
#   Slate Office REIT....................................    522,144    2,614,793
#*  Slate Retail REIT....................................    214,709    2,040,957
#   SmartCentres Real Estate Investment Trust............    774,251   19,622,176
    Summit Industrial Income REIT........................    616,975    4,817,659
#   True North Commercial Real Estate Investment Trust...    349,848    1,685,405
    WPT Industrial Real Estate Investment Trust..........    162,449    2,311,649
                                                                     ------------
TOTAL CANADA.............................................             288,201,990
                                                                     ------------
CHINA -- (0.2%)
#   Spring Real Estate Investment Trust..................  5,659,000    2,599,426
    Yuexiu Real Estate Investment Trust.................. 15,037,000   10,434,680
                                                                     ------------
TOTAL CHINA..............................................              13,034,106
                                                                     ------------
FRANCE -- (5.1%)
    Acanthe Developpement SA.............................    216,361      136,748
    Altarea SCA..........................................     19,741    4,082,487
    ARGAN SA.............................................     11,841      671,301
    Carmila SA...........................................     33,272      666,293
    Cegereal SA..........................................     18,365      748,422
    Covivio..............................................    481,148   49,180,339
    Covivio..............................................    130,264   13,262,507
    Gecina SA............................................    562,034   82,597,901
    ICADE................................................    416,938   35,110,177
    Klepierre SA.........................................  2,418,050   82,864,027
    Mercialys SA.........................................    832,023   12,763,573
    Societe de la Tour Eiffel............................     27,082    1,229,995
    Terreis..............................................      1,792       80,409
                                                                     ------------
TOTAL FRANCE.............................................             283,394,179
                                                                     ------------
GERMANY -- (0.8%)
    alstria office REIT-AG...............................  2,005,388   30,181,169
    Hamborner REIT AG....................................  1,244,201   13,063,193
                                                                     ------------
TOTAL GERMANY............................................              43,244,362
                                                                     ------------
GREECE -- (0.0%)
    Grivalia Properties REIC AE..........................     82,526      800,685
                                                                     ------------
HONG KONG -- (6.1%)
    Champion REIT........................................ 26,691,012   20,290,853

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
HONG KONG -- (Continued)
    Fortune Real Estate Investment Trust................. 17,179,000 $ 21,231,424
    Link REIT............................................ 25,579,405  281,172,389
    Prosperity REIT...................................... 16,776,000    6,737,414
#   Regal Real Estate Investment Trust...................  9,328,000    2,816,250
    Sunlight Real Estate Investment Trust................ 13,256,000    9,246,473
                                                                     ------------
TOTAL HONG KONG..........................................             341,494,803
                                                                     ------------
IRELAND -- (0.3%)
    Green REIT P.L.C.....................................  4,332,665    7,170,841
    Hibernia REIT P.L.C..................................  4,101,924    6,168,253
    Irish Residential Properties REIT P.L.C..............  2,127,871    3,650,439
                                                                     ------------
TOTAL IRELAND............................................              16,989,533
                                                                     ------------
ITALY -- (0.1%)
    COIMA RES SpA........................................     27,205      232,965
    Immobiliare Grande Distribuzione SIIQ SpA............    811,312    5,742,100
                                                                     ------------
TOTAL ITALY..............................................               5,975,065
                                                                     ------------
JAPAN -- (23.7%)
    Activia Properties, Inc..............................      7,512   32,511,480
#   Advance Residence Investment Corp....................     14,790   43,742,280
#   AEON REIT Investment Corp............................     16,637   19,482,207
#   Comforia Residential REIT, Inc.......................      7,003   18,561,047
    Daiwa House REIT Investment Corp.....................     20,559   48,413,656
    Daiwa Office Investment Corp.........................      3,997   26,732,400
    Frontier Real Estate Investment Corp.................      5,880   24,015,596
#   Fukuoka REIT Corp....................................      9,351   14,604,780
    Global One Real Estate Investment Corp...............     12,451   14,115,341
    GLP J-Reit...........................................     38,765   41,198,205
    Hankyu Hanshin REIT, Inc.............................      7,457    9,766,254
    Health Care & Medical Investment Corp................        274      294,760
    Heiwa Real Estate REIT, Inc..........................     12,314   13,977,875
    Hoshino Resorts REIT, Inc............................      2,329   11,473,511
    Hulic Reit, Inc......................................      7,574   12,442,907
    Ichigo Office REIT Investment........................     17,184   16,004,461
#   Industrial & Infrastructure Fund Investment Corp.....     18,671   19,949,593
    Invesco Office J-Reit, Inc...........................    103,461   15,603,653
#   Invincible Investment Corp...........................     63,912   27,814,118
    Japan Excellent, Inc.................................     16,553   23,662,681
    Japan Hotel REIT Investment Corp.....................     49,058   37,633,104
#   Japan Logistics Fund, Inc............................     11,909   25,153,024
    Japan Prime Realty Investment Corp...................     10,200   41,601,428
    Japan Real Estate Investment Corp....................     15,630   91,617,159
    Japan Rental Housing Investments, Inc................     22,252   17,494,989
    Japan Retail Fund Investment Corp....................     31,180   63,962,921
    Kenedix Office Investment Corp.......................      5,313   36,489,232
    Kenedix Residential Next Investment Corp.............     10,798   17,858,393
    Kenedix Retail REIT Corp.............................      6,429   15,315,347
    LaSalle Logiport REIT................................      7,904    7,894,307
    Marimo Regional Revitalization REIT, Inc.............      1,014    1,000,426
    MCUBS MidCity Investment Corp........................     20,796   17,564,144
    Mirai Corp...........................................        445      780,929
#   Mitsui Fudosan Logistics Park, Inc...................      1,004    3,187,837
#   Mori Hills REIT Investment Corp......................     20,407   27,101,859
    Mori Trust Hotel Reit, Inc...........................        292      359,591
    Mori Trust Sogo Reit, Inc............................     13,300   20,602,624
    Nippon Accommodations Fund, Inc......................      5,768   30,664,858
    Nippon Building Fund, Inc............................     15,938  103,126,495

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                            SHARES      VALUE>>
                                                          ---------- --------------
JAPAN -- (Continued)
    Nippon Healthcare Investment Corp....................        169 $      265,858
    Nippon Prologis REIT, Inc............................     20,335     44,348,308
    NIPPON REIT Investment Corp..........................      4,969     17,601,847
    Nomura Real Estate Master Fund, Inc..................     46,558     66,719,168
    One REIT, Inc........................................      2,310      5,870,196
#   Ooedo Onsen Reit Investment Corp.....................      1,669      1,267,048
    Orix JREIT, Inc......................................     31,544     55,135,153
    Premier Investment Corp..............................     18,925     23,116,937
    Samty Residential Investment Corp....................         38         32,349
    Sekisui House Reit, Inc..............................     43,376     30,415,465
    Star Asia Investment Corp............................      3,430      3,346,107
    Starts Proceed Investment Corp.......................      3,674      5,838,838
#   Tokyu REIT, Inc......................................     12,402     19,133,933
    Tosei Reit Investment Corp...........................        282        294,368
    United Urban Investment Corp.........................     34,745     55,473,756
                                                                     --------------
TOTAL JAPAN..............................................             1,322,634,803
                                                                     --------------
MALAYSIA -- (0.5%)
    AmanahRaya Real Estate Investment Trust..............    294,900         60,448
    AmFIRST Real Estate Investment Trust.................  1,788,940        227,216
#   Axis Real Estate Investment Trust....................  6,637,863      2,822,437
    Capitaland Malaysia Mall Trust....................... 12,896,000      3,429,835
    Hektar Real Estate Investment Trust..................    144,626         39,976
    IGB Real Estate Investment Trust..................... 15,993,000      6,952,804
    KLCCP Stapled Group..................................  3,151,500      5,998,205
    MRCB-QUILL REIT......................................  2,188,800        598,473
    Pavilion Real Estate Investment Trust................  2,666,300      1,129,147
    Sunway Real Estate Investment Trust.................. 16,013,000      6,851,081
    Tower Real Estate Investment Trust...................    434,900         95,560
    YTL Hospitality REIT.................................  5,689,000      1,765,296
                                                                     --------------
TOTAL MALAYSIA...........................................                29,970,478
                                                                     --------------
MEXICO -- (1.8%)
    Asesor de Activos Prisma SAPI de C.V.................  9,608,950      4,743,609
    Concentradora Fibra Danhos S.A. de C.V...............  2,167,474      3,106,876
#   Concentradora Fibra Hotelera Mexicana S.A. de C.V....  3,618,600      1,898,028
    Fibra Shop Portafolios Inmobiliarios SAPI de C.V.....  1,160,286        485,418
#   Fibra Uno Administracion S.A. de C.V................. 40,053,075     55,045,552
#   Macquarie Mexico Real Estate Management S.A. de C.V.. 13,993,520     15,235,921
    PLA Administradora Industrial S de RL de C.V.........  9,779,882     13,911,166
#   Prologis Property Mexico S.A. de C.V.................  2,744,250      4,783,216
                                                                     --------------
TOTAL MEXICO.............................................                99,209,786
                                                                     --------------
NETHERLANDS -- (6.5%)
    Eurocommercial Properties NV.........................    624,172     20,223,318
    NSI NV...............................................    222,221      9,363,154
*   Unibail-Rodamco-Westfield (BDDR365)..................  9,245,220     82,980,669
*   Unibail-Rodamco-Westfield (BF2PQ09)..................    276,715     49,776,951
    Unibail-Rodamco-Westfield (BFYM460)..................    978,160    175,923,666
#   Vastned Retail NV....................................    248,950      9,704,422
#   Wereldhave NV........................................    502,504     16,102,732
                                                                     --------------
TOTAL NETHERLANDS........................................               364,074,912
                                                                     --------------
NEW ZEALAND -- (1.0%)
    Argosy Property, Ltd.................................  8,972,888      7,417,566
    Asset Plus, Ltd......................................     45,944         18,266
#   Goodman Property Trust............................... 11,440,448     12,618,947

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
NEW ZEALAND -- (Continued)
    Kiwi Property Group, Ltd............................. 16,994,821 $ 16,717,784
    Precinct Properties New Zealand, Ltd.................  7,848,882    8,118,973
#   Property for Industry, Ltd...........................  2,024,368    2,568,874
#   Stride Property Group................................  1,752,909    2,291,327
#   Vital Healthcare Property Trust......................  3,258,507    4,735,264
                                                                     ------------
TOTAL NEW ZEALAND........................................              54,487,001
                                                                     ------------
SINGAPORE -- (9.0%)
    AIMS AMP Capital Industrial REIT.....................  6,074,991    6,236,505
#   Ascendas Hospitality Trust...........................  5,895,100    3,725,307
    Ascendas Real Estate Investment Trust................ 30,991,900   63,203,079
#   Ascott Residence Trust............................... 18,451,359   16,332,468
#   Cache Logistics Trust................................ 16,310,704    8,844,056
    CapitaLand Commercial Trust.......................... 33,292,349   46,604,516
    CapitaLand Mall Trust................................ 30,545,200   54,546,031
#   CapitaLand Retail China Trust........................  9,841,780   10,970,331
    CDL Hospitality Trusts............................... 12,461,080   15,469,317
    ESR-REIT............................................. 20,884,822    8,158,112
    Far East Hospitality Trust...........................  7,388,600    3,651,934
    First Real Estate Investment Trust...................  6,391,126    5,181,702
    Frasers Centrepoint Trust............................  8,599,100   14,631,859
#   Frasers Commercial Trust............................. 10,339,973   11,443,782
#   Frasers Hospitality Trust............................  2,722,000    1,486,301
    Frasers Logistics & Industrial Trust.................  5,839,630    4,697,211
    Keppel DC REIT.......................................  9,890,788   10,579,176
#   Keppel REIT.......................................... 26,246,026   23,020,194
    Lippo Malls Indonesia Retail Trust................... 21,966,300    3,920,875
#   Manulife US Real Estate Investment Trust.............  2,453,382    2,085,515
#   Mapletree Commercial Trust........................... 24,083,237   31,510,560
    Mapletree Industrial Trust........................... 19,858,158   29,552,780
    Mapletree Logistics Trust............................ 28,326,070   28,865,763
#   Mapletree North Asia Commercial Trust................ 20,145,900   19,157,655
#   OUE Hospitality Trust................................  7,330,732    4,006,107
#   Parkway Life Real Estate Investment Trust............  5,808,500   12,381,675
    Sabana Shari'ah Compliant Industrial Real Estate
      Investment Trust...................................  9,967,484    3,081,294
#   Soilbuild Business Space REIT........................  4,040,100    1,815,674
    SPH REIT.............................................  4,058,200    3,102,814
    Starhill Global REIT................................. 22,230,100   11,809,216
    Suntec Real Estate Investment Trust.................. 28,277,000   40,573,231
                                                                     ------------
TOTAL SINGAPORE..........................................             500,645,040
                                                                     ------------
SOUTH AFRICA -- (3.7%)
    Arrowhead Properties, Ltd............................  5,415,870    1,860,754
    Attacq, Ltd..........................................    462,636      559,819
    Delta Property Fund, Ltd.............................  1,299,628      419,622
    Emira Property Fund, Ltd.............................  8,621,056   10,302,788
    Equites Property Fund, Ltd...........................     78,549      121,303
    Growthpoint Properties, Ltd.......................... 36,911,295   72,290,074
    Hyprop Investments, Ltd..............................  3,265,679   22,167,086
    Investec Property Fund, Ltd..........................  1,691,166    1,989,437
    Octodec Investments, Ltd.............................    337,754      505,809
#   Rebosis Property Fund, Ltd...........................  4,152,008      869,422
#   Redefine Properties, Ltd............................. 72,875,710   58,071,426
#   Resilient REIT, Ltd..................................  3,934,331   19,086,455
    SA Corporate Real Estate, Ltd........................ 28,860,284    8,260,046
    Texton Property Fund, Ltd............................    113,923       42,710
    Tower Property Fund, Ltd.............................     53,426       25,773

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
SOUTH AFRICA -- (Continued)
    Vukile Property Fund, Ltd............................  7,733,571 $ 12,269,742
                                                                     ------------
TOTAL SOUTH AFRICA.......................................             208,842,266
                                                                     ------------
SPAIN -- (1.4%)
    Inmobiliaria Colonial Socimi SA......................  1,398,220   14,304,209
    Lar Espana Real Estate Socimi SA.....................    495,489    4,772,417
    Merlin Properties Socimi SA..........................  4,467,670   59,937,275
                                                                     ------------
TOTAL SPAIN..............................................              79,013,901
                                                                     ------------
TAIWAN -- (0.2%)
    Cathay No 1 REIT..................................... 10,768,000    5,361,379
    Cathay No 2 REIT.....................................  4,074,000    2,072,099
    Fubon No 1 REIT......................................  1,279,000      623,360
    Fubon No 2 REIT......................................  3,872,000    1,657,364
    Shin Kong No. 1 REIT.................................  4,804,000    2,533,236
                                                                     ------------
TOTAL TAIWAN.............................................              12,247,438
                                                                     ------------
TURKEY -- (0.2%)
    AKIS Gayrimenkul Yatirimi A.S........................  1,559,695      791,048
    Alarko Gayrimenkul Yatirim Ortakligi A.S.............     27,816      258,666
#   Emlak Konut Gayrimenkul Yatirim Ortakligi A.S........ 15,557,285    4,757,717
#   Halk Gayrimenkul Yatirim Ortakligi A.S...............  1,761,313      248,983
    Is Gayrimenkul Yatirim Ortakligi A.S.................  4,882,657    1,003,743
    Sinpas Gayrimenkul Yatirim Ortakligi A.S.............  2,230,080      163,770
#   Torunlar Gayrimenkul Yatirim Ortakligi A.S...........  2,794,830      980,580
#*  Vakif Gayrimenkul Yatirim Ortakligi A.S..............    579,536      233,640
                                                                     ------------
TOTAL TURKEY.............................................               8,438,147
                                                                     ------------
UNITED KINGDOM -- (12.1%)
    Assura P.L.C......................................... 10,080,354    7,916,264
    Big Yellow Group P.L.C...............................  2,037,975   25,635,677
    British Land Co. P.L.C. (The)........................ 11,588,769   87,299,305
    Capital & Regional P.L.C.............................  2,472,708      940,399
    Custodian Reit P.L.C.................................    312,425      470,094
    Derwent London P.L.C.................................  1,429,660   60,806,695
    Empiric Student Property P.L.C.......................    922,258    1,164,832
    Great Portland Estates P.L.C.........................  4,128,015   39,654,748
    Hammerson P.L.C...................................... 10,394,347   50,815,297
    Hansteen Holdings P.L.C..............................  5,346,347    6,456,501
#   Intu Properties P.L.C................................ 12,860,835   19,527,256
    Land Securities Group P.L.C..........................  9,112,640  103,632,164
    LondonMetric Property P.L.C..........................  9,794,336   24,123,293
    McKay Securities P.L.C...............................    353,145    1,164,475
    Mucklow A & J Group P.L.C............................    319,854    2,099,434
    NewRiver REIT P.L.C..................................  1,229,997    3,563,527
#   Primary Health Properties P.L.C......................  7,070,246   10,685,945
    RDI REIT P.L.C....................................... 13,665,490    5,561,295
    Regional REIT, Ltd...................................    950,896    1,275,518
    Safestore Holdings P.L.C.............................  2,995,661   22,674,140
    Schroder Real Estate Investment Trust, Ltd...........  1,095,103      833,833
    Segro P.L.C.......................................... 12,789,089  108,716,236
    Shaftesbury P.L.C....................................  3,078,725   35,621,507
    Standard Life Investment Property Income Trust, Ltd..  1,012,176    1,207,925
    Town Centre Securities P.L.C.........................     12,594       37,148
    Tritax Big Box REIT P.L.C............................  6,246,777   11,448,749
    Tritax Big Box REIT P.L.C............................    790,226      100,537
    UNITE Group P.L.C. (The).............................  1,945,270   23,232,325

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                           SHARES        VALUE>>
                                         ----------   --------------
UNITED KINGDOM -- (Continued)
Workspace Group P.L.C...................  1,614,582   $   20,123,918
                                                      --------------
TOTAL UNITED KINGDOM....................                 676,789,037
                                                      --------------
TOTAL COMMON STOCKS.....................               5,407,352,094
                                                      --------------

                                                         VALUE+
                                                      --------------
SECURITIES LENDING COLLATERAL -- (3.1%)
@(S) DFA Short Term Investment Fund..... 14,847,345      171,798,630
                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $5,084,189,588)^^..............              $5,579,150,724
                                                      ==============

As of January 31, 2019, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...   275      03/15/19  $34,928,595 $37,186,875   $2,258,280
                                               ----------- -----------   ----------
TOTAL FUTURES CONTRACTS..                      $34,928,595 $37,186,875   $2,258,280
                                               =========== ===========   ==========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                      --------------------------------------------------
                                                        LEVEL 1         LEVEL 2     LEVEL 3     TOTAL
                                                      ------------   -------------- ------- --------------
Common Stocks........................................
   Australia......................................... $    121,006   $  920,979,830   --    $  921,100,836
   Belgium...........................................           --      136,763,726   --       136,763,726
   Canada............................................  288,201,990               --   --       288,201,990
   China.............................................           --       13,034,106   --        13,034,106
   France............................................   13,262,507      270,131,672   --       283,394,179
   Germany...........................................           --       43,244,362   --        43,244,362
   Greece............................................           --          800,685   --           800,685
   Hong Kong.........................................           --      341,494,803   --       341,494,803
   Ireland...........................................           --       16,989,533   --        16,989,533
   Italy.............................................           --        5,975,065   --         5,975,065
   Japan.............................................           --    1,322,634,803   --     1,322,634,803
   Malaysia..........................................           --       29,970,478   --        29,970,478
   Mexico............................................   99,209,786               --   --        99,209,786
   Netherlands.......................................   49,776,951      314,297,961   --       364,074,912
   New Zealand.......................................           --       54,487,001   --        54,487,001
   Singapore.........................................    1,815,674      498,829,366   --       500,645,040
   South Africa......................................           --      208,842,266   --       208,842,266
   Spain.............................................           --       79,013,901   --        79,013,901
   Taiwan............................................    2,533,236        9,714,202   --        12,247,438
   Turkey............................................           --        8,438,147   --         8,438,147
   United Kingdom....................................           --      676,789,037   --       676,789,037
Securities Lending Collateral........................           --      171,798,630   --       171,798,630
Futures Contracts**..................................    2,258,280               --   --         2,258,280
                                                      ------------   --------------   --    --------------
TOTAL................................................ $457,179,430   $5,124,229,574   --    $5,581,409,004
                                                      ============   ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                           SHARES     VALUE>>
                                                          --------- ------------
COMMON STOCKS -- (49.0%)
UNITED STATES -- (49.0%)
#   Acadia Realty Trust..................................   330,566 $  9,497,161
    Agree Realty Corp....................................   130,858    8,640,554
    Alexander's, Inc.....................................     8,776    2,922,935
#   Alexandria Real Estate Equities, Inc.................   406,119   53,489,933
    American Assets Trust, Inc...........................   141,116    6,059,521
    American Campus Communities, Inc.....................   520,626   23,959,209
    American Homes 4 Rent, Class A....................... 1,011,785   22,370,575
    American Tower Corp.................................. 1,717,323  296,822,107
    Apartment Investment & Management Co., Class A.......   596,683   29,547,742
    Apple Hospitality REIT, Inc..........................   827,816   13,584,461
    Ashford Hospitality Trust, Inc.......................   387,661    1,918,922
    AvalonBay Communities, Inc...........................   529,506  102,152,298
#   Bluerock Residential Growth REIT, Inc................    95,192      988,093
    Boston Properties, Inc...............................   595,073   78,472,276
    Braemar Hotels & Resorts, Inc........................   106,905    1,188,784
    Brandywine Realty Trust..............................   680,253   10,237,808
    Brixmor Property Group, Inc.......................... 1,147,363   19,654,328
    Brookfield Property REIT, Inc., Class A..............   813,667   14,808,747
    BRT Apartments Corp..................................     6,929       90,146
    Camden Property Trust................................   356,103   34,524,186
    CareTrust REIT, Inc..................................   305,216    6,708,648
#   CBL & Associates Properties, Inc.....................   691,067    1,720,757
    Cedar Realty Trust, Inc..............................   357,894    1,249,050
#   Chatham Lodging Trust................................   179,898    3,635,739
    Chesapeake Lodging Trust.............................   236,725    6,741,928
    City Office REIT, Inc................................   122,792    1,419,476
    Clipper Realty, Inc..................................     2,340       30,303
    Columbia Property Trust, Inc.........................   468,280   10,334,940
    Community Healthcare Trust, Inc......................    16,585      547,637
    Condor Hospitality Trust, Inc........................     5,385       45,065
    CorePoint Lodging, Inc...............................   169,879    2,079,319
    CoreSite Realty Corp.................................   138,142   13,647,048
    Corporate Office Properties Trust....................   413,339   10,205,340
    Cousins Properties, Inc.............................. 1,599,404   14,154,726
    Crown Castle International Corp...................... 1,598,444  187,113,855
    CubeSmart............................................   707,837   21,907,555
    CyrusOne, Inc........................................   402,099   21,793,766
    DiamondRock Hospitality Co...........................   808,792    8,217,327
    Digital Realty Trust, Inc............................   793,973   86,019,013
    Douglas Emmett, Inc..................................   613,371   23,203,825
    Duke Realty Corp..................................... 1,372,385   40,128,537
#   Easterly Government Properties, Inc..................   216,423    3,886,957
    EastGroup Properties, Inc............................   136,930   14,166,778
    Empire State Realty Trust, Inc., Class A.............   544,209    8,413,471
    EPR Properties.......................................   282,105   20,610,591
    Equinix, Inc.........................................   305,152  120,229,888
    Equity Commonwealth..................................   468,329   15,155,126
    Equity LifeStyle Properties, Inc.....................   325,003   34,411,318
    Equity Residential................................... 1,412,081  102,460,597
    Essex Property Trust, Inc............................   252,284   68,419,421
    Extra Space Storage, Inc.............................   486,214   47,945,563
    Federal Realty Investment Trust......................   282,208   37,412,315
    First Industrial Realty Trust, Inc...................   477,534   15,624,912
    Four Corners Property Trust, Inc.....................   251,748    7,109,364
#   Franklin Street Properties Corp......................   399,961    2,967,711

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
UNITED STATES -- (Continued)
    Front Yard Residential Corp..........................    67,325 $    728,456
    Gaming and Leisure Properties, Inc...................   774,229   29,033,587
    Getty Realty Corp....................................   132,771    4,256,638
    Gladstone Commercial Corp............................   111,898    2,232,365
#   Global Medical REIT, Inc.............................    46,687      447,728
    Global Net Lease, Inc................................   265,816    5,154,179
#   HCP, Inc............................................. 1,786,878   56,358,132
    Healthcare Realty Trust, Inc.........................   475,817   15,364,131
    Healthcare Trust of America, Inc., Class A...........   786,232   22,344,713
#   Hersha Hospitality Trust.............................   160,026    2,965,282
    Highwoods Properties, Inc............................   393,315   17,431,721
    Hospitality Properties Trust.........................   625,631   16,679,322
    Host Hotels & Resorts, Inc........................... 2,844,935   51,379,526
    Hudson Pacific Properties, Inc.......................   601,193   19,520,737
    Independence Realty Trust, Inc.......................   315,887    3,301,021
    Industrial Logistics Properties Trust................   168,375    3,618,381
    Investors Real Estate Trust..........................    47,628    2,803,860
    Invitation Homes, Inc................................ 1,023,584   23,020,401
#   Iron Mountain, Inc................................... 1,042,722   38,789,258
    JBG SMITH Properties.................................   427,530   16,524,015
#   Kilroy Realty Corp...................................   396,404   27,930,626
    Kimco Realty Corp.................................... 1,604,227   27,287,901
#   Kite Realty Group Trust..............................   333,479    5,545,756
    Lamar Advertising Co., Class A.......................   318,516   23,713,516
    Lexington Realty Trust...............................   861,671    8,280,658
    Liberty Property Trust...............................   555,828   26,201,732
    Life Storage, Inc....................................   177,313   17,424,549
    LTC Properties, Inc..................................   158,007    7,495,852
#   Macerich Co. (The)...................................   451,429   20,837,963
    Mack-Cali Realty Corp................................   340,233    7,008,800
    MedEquities Realty Trust, Inc........................    39,422      456,113
    Medical Properties Trust, Inc........................ 1,381,875   25,150,125
#   MGM Growth Properties LLC, Class A...................   273,308    8,472,548
    Mid-America Apartment Communities, Inc...............   433,474   43,902,198
    Monmouth Real Estate Investment Corp.................   305,499    4,197,556
    National Health Investors, Inc.......................   160,447   13,358,817
    National Retail Properties, Inc......................   605,116   31,895,664
    National Storage Affiliates Trust....................   211,188    6,145,571
    New Senior Investment Group, Inc.....................   323,943    1,755,771
    NexPoint Residential Trust, Inc......................    50,839    1,901,887
    NorthStar Realty Europe Corp.........................   202,205    3,395,022
    Office Properties Income Trust.......................   168,593    5,400,045
#   Omega Healthcare Investors, Inc......................   763,128   30,670,114
    One Liberty Properties, Inc..........................    49,214    1,338,621
    Outfront Media, Inc..................................   510,413   10,591,070
    Paramount Group, Inc.................................   817,071   11,831,188
    Park Hotels & Resorts, Inc...........................   764,474   22,987,733
    Pebblebrook Hotel Trust..............................   583,679   18,706,898
#   Pennsylvania Real Estate Investment Trust............   266,521    1,964,260
    Physicians Realty Trust..............................   693,042   12,550,991
    Piedmont Office Realty Trust, Inc., Class A..........   555,338   10,751,344
    Plymouth Industrial REIT, Inc........................     1,268       20,339
    Prologis, Inc........................................ 2,410,104  166,682,798
    PS Business Parks, Inc...............................    77,990   11,323,368
    Public Storage.......................................   604,291  128,423,923
    QTS Realty Trust, Inc., Class A......................   197,594    8,320,683
#   Realty Income Corp................................... 1,120,417   76,961,444
    Regency Centers Corp.................................   581,526   37,799,164
    Retail Opportunity Investments Corp..................   449,081    7,890,353

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                            SHARES       VALUE>>
                                                          ----------- --------------
UNITED STATES -- (Continued)
    Retail Properties of America, Inc., Class A..........     849,841 $   10,741,990
    Retail Value, Inc....................................      61,112      1,858,427
    Rexford Industrial Realty, Inc.......................     337,611     11,343,730
    RLJ Lodging Trust....................................     665,968     12,353,703
#   RPT Realty...........................................     311,509      4,077,653
    Ryman Hospitality Properties, Inc....................     175,194     14,076,838
#   Sabra Health Care REIT, Inc..........................     676,173     13,888,593
    Saul Centers, Inc....................................      36,748      1,946,174
*   SBA Communications Corp..............................     437,093     79,782,585
    Senior Housing Properties Trust......................     902,323     12,424,988
#   Seritage Growth Properties...........................      83,097      3,341,330
    Simon Property Group, Inc............................   1,204,648    219,390,494
    SITE Centers Corp....................................     589,502      7,704,785
#   SL Green Realty Corp.................................     357,734     33,065,354
    Sotherly Hotels, Inc.................................      13,308         88,099
    Spirit MTA REIT......................................     183,367      1,433,930
    Spirit Realty Capital, Inc...........................     365,364     14,512,266
    STAG Industrial, Inc.................................     401,057     11,057,141
    STORE Capital Corp...................................     699,768     22,616,502
    Summit Hotel Properties, Inc.........................     411,285      4,594,053
    Sun Communities, Inc.................................     328,378     36,092,026
    Sunstone Hotel Investors, Inc........................     865,537     12,377,179
#   Tanger Factory Outlet Centers, Inc...................     375,656      8,546,174
    Taubman Centers, Inc.................................     231,977     11,552,455
    Terreno Realty Corp..................................     226,556      9,139,269
    Tier REIT, Inc.......................................     164,899      3,875,126
#   UDR, Inc.............................................   1,047,727     45,838,056
    UMH Properties, Inc..................................     127,161      1,784,069
#*  Uniti Group, Inc.....................................     646,007     12,861,999
    Universal Health Realty Income Trust.................      45,802      3,193,315
    Urban Edge Properties................................     451,441      9,218,425
    Urstadt Biddle Properties, Inc.......................       6,002        103,955
    Urstadt Biddle Properties, Inc., Class A.............     115,665      2,477,544
    Ventas, Inc..........................................   1,373,414     88,571,469
    VEREIT, Inc..........................................   3,678,839     29,725,019
    Vornado Realty Trust.................................     657,534     45,968,202
#   Washington Prime Group, Inc..........................     742,868      4,219,490
#   Washington Real Estate Investment Trust..............     312,183      7,913,839
    Weingarten Realty Investors..........................     463,870     13,308,430
    Welltower, Inc.......................................   1,426,143    110,511,821
#   Wheeler Real Estate Investment Trust, Inc............      11,939         20,296
    Whitestone REIT......................................     155,921      2,210,960
#   WP Carey, Inc........................................     473,184     35,436,750
    Xenia Hotels & Resorts, Inc..........................     431,473      8,098,748
                                                                      --------------
TOTAL UNITED STATES......................................              3,882,517,317
                                                                      --------------
AFFILIATED INVESTMENT COMPANIES -- (49.4%)
UNITED STATES -- (49.4%)
    Investment in DFA International Real Estate
      Securities Portfolio of
       DFA Investment Dimensions Group Inc............... 541,532,081  2,707,660,404
    Investment in DFA Real Estate Securities Portfolio
       DFA Investment Dimensions Group Inc...............  33,028,040  1,201,560,120
                                                                      --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.....              3,909,220,524
                                                                      --------------
TOTAL INVESTMENT SECURITIES..............................              7,791,737,841
                                                                      --------------

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                           SHARES       VALUE+
                                         ---------- --------------
SECURITIES LENDING COLLATERAL -- (1.6%)
@(S) DFA Short Term Investment Fund..... 10,968,635 $  126,918,080
                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,005,237,194)^^...............            $7,918,655,921
                                                    ==============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                      ----------------------------------------------------
                                                         LEVEL 1         LEVEL 2    LEVEL 3     TOTAL
                                                      --------------   ------------ ------- --------------
Common Stocks
   United States..................................... $3,882,517,317             --   --    $3,882,517,317
Affiliated Investment Companies......................  3,909,220,524             --   --     3,909,220,524
Securities Lending Collateral........................             --   $126,918,080   --       126,918,080
                                                      --------------   ------------   --    --------------
TOTAL................................................ $7,791,737,841   $126,918,080   --    $7,918,655,921
                                                      ==============   ============   ==    ==============

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                            SHARES     VALUE>>
                                                          ---------- -----------
COMMON STOCKS -- (94.7%)
AUSTRALIA -- (7.0%)
#   A2B Australia, Ltd...................................  1,937,695 $ 2,892,213
    Accent Group, Ltd....................................  1,756,893   1,670,267
#   Ainsworth Game Technology, Ltd.......................    732,616     416,264
#*  Alkane Resources, Ltd................................    260,946      37,030
    Ansell, Ltd..........................................    969,345  16,550,825
#   AP Eagers, Ltd.......................................      2,082       9,718
    Ardent Leisure Group, Ltd............................  1,030,360   1,014,853
#   ARQ Group, Ltd.......................................    339,568     441,410
*   Artemis Resources, Ltd...............................    243,124      15,927
    Asaleo Care, Ltd.....................................  1,251,643     821,662
#   Ausdrill, Ltd........................................ 11,749,066  10,799,476
    Austal, Ltd..........................................  2,834,420   4,132,560
#*  Australian Agricultural Co., Ltd.....................  6,467,371   5,036,784
    Australian Pharmaceutical Industries, Ltd............ 10,148,266   9,309,364
    Australian Vintage, Ltd..............................     50,000      17,626
    Auswide Bank, Ltd....................................      4,599      18,575
#   Automotive Holdings Group, Ltd.......................  5,061,420   5,738,166
#   AVJennings, Ltd......................................    518,650     212,401
    Beach Energy, Ltd.................................... 37,652,609  49,530,914
#*  Beadell Resources, Ltd...............................  5,703,970     241,181
    Bell Financial Group, Ltd............................     22,386      13,770
#   Bingo Industries, Ltd................................    194,950     296,985
#*  Blue Sky Alternative Investments, Ltd................     95,426      49,353
#   Brickworks, Ltd......................................    554,260   6,653,454
#   BWX, Ltd.............................................    342,674     384,664
    Capitol Health, Ltd..................................    763,806     153,137
*   Cardno, Ltd..........................................    819,378     557,839
    Cedar Woods Properties, Ltd..........................    448,709   1,601,108
    Clean Seas Seafood, Ltd..............................     54,871      41,891
    Cleanaway Waste Management, Ltd...................... 49,762,479  65,501,320
    Collins Foods, Ltd...................................    299,229   1,369,982
#*  Cooper Energy, Ltd...................................  3,476,279   1,203,776
    CSR, Ltd............................................. 10,541,415  22,438,045
*   Decmil Group, Ltd....................................  2,820,301   1,464,595
#   Domain Holdings Australia, Ltd.......................  3,691,258   6,479,571
*   Donaco International, Ltd............................    144,071       6,806
#*  Doray Minerals, Ltd..................................  1,669,155     449,822
    Downer EDI, Ltd...................................... 11,238,963  58,457,517
    Eclipx Group, Ltd....................................  2,591,165   4,214,336
*   Energy Resources of Australia, Ltd...................    368,886      66,263
#*  Energy World Corp., Ltd..............................    677,220      56,621
    EQT Holdings, Ltd....................................     37,663     673,742
    Estia Health, Ltd....................................  4,333,865   7,399,403
    EVENT Hospitality and Entertainment, Ltd.............  1,218,926  12,000,690
    Fleetwood Corp., Ltd.................................  1,024,256   1,367,896
    FlexiGroup, Ltd......................................  5,382,883   5,158,612
#   G8 Education, Ltd....................................  4,593,627  10,601,503
#   Genworth Mortgage Insurance Australia, Ltd...........  5,831,738   9,430,175
    GrainCorp, Ltd., Class A.............................  5,925,749  40,929,069
    Grange Resources, Ltd................................  2,852,291     458,772
#   Greencross, Ltd......................................  1,135,320   4,545,947
    GTN, Ltd.............................................     16,691      11,978
#   Harvey Norman Holdings, Ltd..........................  1,802,519   4,426,563
#   Healius, Ltd.........................................  7,040,827  14,942,667
#   Healthscope, Ltd..................................... 20,597,161  35,384,408

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
AUSTRALIA -- (Continued)
*   Horizon Oil, Ltd.....................................  3,358,998 $   293,895
#   HT&E, Ltd............................................  3,878,878   4,631,240
    Huon Aquaculture Group, Ltd..........................         83         286
*   Imdex, Ltd...........................................     63,689      55,232
#   IMF Bentham, Ltd.....................................  1,705,936   3,792,787
#   Independence Group NL................................ 10,705,721  34,247,179
#   IOOF Holdings, Ltd...................................  3,958,364  14,519,725
#   iSelect, Ltd.........................................     91,185      50,781
    iSentia Group, Ltd...................................     57,009      10,603
    IVE Group, Ltd.......................................    211,131     337,993
#   Japara Healthcare, Ltd...............................  2,144,932   1,924,046
    K&S Corp., Ltd.......................................     63,580      65,976
*   Kingsgate Consolidated, Ltd..........................  1,085,116     122,439
*   Lemarne Corp, Ltd....................................      5,585       1,807
#   MACA, Ltd............................................  4,959,680   3,538,640
*   Macmahon Holdings, Ltd...............................  6,932,496   1,188,019
    MaxiTRANS Industries, Ltd............................  4,060,453   1,476,368
#*  Mayne Pharma Group, Ltd.............................. 23,604,123  13,862,040
    McPherson's, Ltd.....................................  2,294,890   2,181,415
*   Medusa Mining, Ltd...................................    812,395     224,309
#*  Metals X, Ltd........................................  1,513,859     391,885
#   Metcash, Ltd......................................... 23,629,553  42,641,492
    Michael Hill International, Ltd......................     13,999       5,833
    Mineral Resources, Ltd...............................    448,771   5,189,790
#   Monash IVF Group, Ltd................................  1,105,037     730,552
#   Money3 Corp., Ltd....................................  1,930,420   2,496,786
#   Mortgage Choice, Ltd.................................    310,077     224,934
    Motorcycle Holdings, Ltd.............................     25,854      38,942
    Mount Gibson Iron, Ltd............................... 10,274,563   4,834,001
#*  Myer Holdings, Ltd...................................    887,666     242,540
    MYOB Group, Ltd......................................    557,105   1,375,023
#   MyState, Ltd.........................................    577,864   1,950,029
#   Navigator Global Investments, Ltd....................  1,644,396   3,625,753
#*  NetComm Wireless, Ltd................................    113,573      62,036
#   New Hope Corp., Ltd..................................    454,862   1,328,048
    Nine Entertainment Co. Holdings, Ltd................. 16,742,352  17,774,296
    NRW Holdings, Ltd....................................  7,094,417   9,916,280
#   Nufarm, Ltd..........................................  4,135,745  18,800,264
*   Onevue Holdings, Ltd.................................      3,468       1,481
    OZ Minerals, Ltd.....................................  7,939,160  56,570,462
#   Pact Group Holdings, Ltd.............................    116,329     321,063
*   Panoramic Resources, Ltd.............................    179,028      65,393
    Paragon Care, Ltd....................................    702,593     301,526
    Peet, Ltd............................................  2,342,650   1,818,462
#*  Perseus Mining, Ltd.................................. 16,494,151   4,990,682
    Pioneer Credit, Ltd..................................     88,249     199,244
*   PMP, Ltd.............................................     80,082      10,766
    Premier Investments, Ltd.............................  2,170,397  21,857,987
*   Prime Media Group, Ltd...............................  2,080,604     356,489
    QMS Media, Ltd.......................................    506,610     287,224
#   Qube Holdings, Ltd...................................  4,220,455   8,269,224
*   Ramelius Resources, Ltd..............................  6,101,430   2,527,057
    RCR Tomlinson, Ltd...................................  2,056,023   1,300,235
#   Reject Shop, Ltd. (The)..............................    363,944     732,818
#   Resolute Mining, Ltd................................. 20,482,375  16,865,359
#*  Retail Food Group, Ltd...............................  1,339,855     296,995
    Ridley Corp., Ltd....................................  6,797,485   6,909,702
    Ruralco Holdings, Ltd................................    227,223     500,786
#   RXP Services, Ltd....................................     44,884      16,321

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
AUSTRALIA -- (Continued)
    Sandfire Resources NL.......................................    160,200 $    817,244
    Select Harvests, Ltd........................................  1,848,511    8,099,824
#   Servcorp, Ltd...............................................    213,647      456,031
    Service Stream, Ltd.........................................    403,332      567,839
    Seven Group Holdings, Ltd...................................  2,374,635   27,385,941
*   Seven West Media, Ltd....................................... 22,896,696    9,000,747
#   Sigma Healthcare, Ltd.......................................  9,157,424    3,598,188
*   Silver Lake Resources, Ltd..................................  7,785,004    3,206,842
#   Sims Metal Management, Ltd..................................  4,065,812   30,780,207
    Southern Cross Media Group, Ltd............................. 11,159,980    8,536,303
    SRG Global, Ltd.............................................     66,268       22,926
    Steadfast Group, Ltd........................................     68,446      131,708
    Sundance Energy Australia, Ltd..............................  2,742,900      961,433
    Sunland Group, Ltd..........................................  4,200,389    4,638,080
#   Super Retail Group, Ltd.....................................  1,341,481    7,115,282
#*  Superloop, Ltd..............................................    171,558      179,851
#   Tassal Group, Ltd...........................................  4,448,328   14,122,742
#*  Troy Resources, Ltd.........................................  2,453,547      187,995
#   Villa World, Ltd............................................  2,595,515    3,527,454
#*  Village Roadshow, Ltd.......................................  2,811,569    6,247,867
#*  Virgin Australia Holdings, Ltd.............................. 21,587,777    2,822,501
    Virtus Health, Ltd..........................................  1,170,356    3,579,601
    Vita Group, Ltd.............................................    351,562      297,184
#*  Vocus Group, Ltd............................................  7,000,447   17,210,208
    Webster, Ltd................................................     63,484       71,048
    Western Areas, Ltd..........................................  3,803,122    6,530,733
#*  Westgold Resources, Ltd.....................................  1,020,759      757,144
    WorleyParsons, Ltd..........................................  4,213,952   42,686,407
    WPP AUNZ, Ltd...............................................  7,025,233    2,814,495
                                                                            ------------
TOTAL AUSTRALIA.................................................             952,405,861
                                                                            ------------
AUSTRIA -- (1.0%)
    Agrana Beteiligungs AG......................................    372,751    7,794,933
    Austria Technologie & Systemtechnik AG......................    482,430    9,959,572
    EVN AG......................................................    265,545    4,297,434
    Lenzing AG..................................................      1,060      103,703
    Mayr Melnhof Karton AG......................................     33,400    4,394,283
    Oberbank AG.................................................     42,295    4,415,046
#   POLYTEC Holding AG..........................................     19,934      220,300
#   Porr AG.....................................................     19,492      446,091
#*  Semperit AG Holding.........................................      9,855      158,087
    Strabag SE..................................................    378,457   13,251,649
    UBM Development AG..........................................      6,607      285,806
    UNIQA Insurance Group AG....................................  1,998,146   18,242,886
    Vienna Insurance Group AG Wiener Versicherung Gruppe........    494,972   12,004,205
    Wienerberger AG.............................................  2,580,236   57,926,444
*   Zumtobel Group AG...........................................    131,009    1,183,453
                                                                            ------------
TOTAL AUSTRIA...................................................             134,683,892
                                                                            ------------
BELGIUM -- (1.4%)
    Ackermans & van Haaren NV...................................    382,541   61,218,555
*   AGFA-Gevaert NV.............................................  1,073,579    4,222,773
    Banque Nationale de Belgique................................      3,524    9,810,345
    Barco NV....................................................    113,240   13,852,306
#   Bekaert SA..................................................    779,015   20,982,074
    Cie d'Entreprises CFE.......................................     18,246    1,936,803
    Cie Immobiliere de Belgique SA..............................     37,849    2,392,821
#   Deceuninck NV...............................................  1,502,027    3,715,945

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
BELGIUM -- (Continued)
    D'ieteren SA.........................................    434,509 $ 16,463,100
#   Euronav NV...........................................  2,635,227   20,633,162
    EVS Broadcast Equipment SA...........................     55,732    1,367,467
#*  Exmar NV.............................................    117,201      843,628
    Gimv NV..............................................    158,013    9,043,334
    Jensen-Group NV......................................     28,535    1,143,887
#*  Nyrstar NV...........................................      5,680        3,681
#   Ontex Group NV.......................................    138,431    2,947,865
    Orange Belgium SA....................................    134,234    2,569,118
*   Oxurion NV...........................................    224,243      965,351
    Recticel SA..........................................    928,907    7,557,045
    Roularta Media Group NV..............................     24,951      429,886
    Sioen Industries NV..................................     81,863    2,244,880
    Sipef NV.............................................     83,300    4,889,327
*   Tessenderlo Group SA.................................    190,643    6,751,387
*   Viohalco SA..........................................      3,518       10,938
                                                                     ------------
TOTAL BELGIUM............................................             195,995,678
                                                                     ------------
CANADA -- (8.0%)
#   Acadian Timber Corp..................................     47,401      634,202
#*  Advantage Oil & Gas, Ltd.............................  1,397,078    2,179,695
    Aecon Group, Inc.....................................  1,199,161   16,673,900
#*  Africa Oil Corp......................................    273,213      251,598
    AGF Management, Ltd., Class B........................    850,394    3,514,319
#   AGT Food & Ingredients, Inc..........................        973       12,130
*   Alacer Gold Corp.....................................  7,792,804   17,970,392
    Alamos Gold, Inc., Class A...........................  6,732,714   29,975,552
#   Alaris Royalty Corp..................................    504,230    7,218,362
#   Alcanna, Inc.........................................    772,361    2,756,858
#   Algoma Central Corp..................................    253,410    2,711,629
#   ARC Resources, Ltd...................................    387,400    2,800,944
*   Argonaut Gold, Inc...................................  4,323,191    5,823,698
*   Asanko Gold, Inc.....................................    382,929      306,005
#*  Athabasca Oil Corp...................................  3,035,337    2,263,884
*   ATS Automation Tooling Systems, Inc..................    406,565    5,235,420
#   AutoCanada, Inc......................................     39,285      335,161
#*  Baytex Energy Corp................................... 10,100,684   16,988,860
#*  Bellatrix Exploration, Ltd...........................     58,053       29,160
#   Birchcliff Energy, Ltd...............................  7,163,942   17,119,965
*   Black Diamond Group, Ltd.............................  1,075,029    1,628,150
#   Bonavista Energy Corp................................  1,180,447    1,096,043
#   Bonterra Energy Corp.................................    707,536    3,160,879
    Caledonia Mining Corp. P.L.C.........................        400        2,387
#*  Calfrac Well Services, Ltd...........................    202,000      431,995
    Canaccord Genuity Group, Inc.........................  1,995,803    9,068,034
#*  Canacol Energy, Ltd..................................    517,466    1,701,323
    Canadian Western Bank................................  1,636,526   36,642,639
*   Canfor Corp..........................................     36,206      499,298
#   CanWel Building Materials Group, Ltd.................    120,082      461,520
#*  Capstone Mining Corp.................................  1,176,451      519,306
#   Cardinal Energy, Ltd.................................  2,914,581    4,835,638
    Cascades, Inc........................................  2,573,701   19,528,748
*   Celestica, Inc.......................................  2,477,704   24,627,128
*   Centerra Gold, Inc...................................  6,866,781   34,805,557
    Cervus Equipment Corp................................     35,093      353,614
#   Chesswood Group, Ltd.................................     56,000      487,142
#*  China Gold International Resources Corp., Ltd........  3,341,437    4,170,598
*   Conifex Timber, Inc..................................     34,200       53,879
#*  Copper Mountain Mining Corp..........................  2,151,838    1,441,164

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
CANADA -- (Continued)
    Corus Entertainment, Inc., Class B...................    335,693 $ 1,423,045
    Crescent Point Energy Corp...........................    379,284   1,131,545
#*  Crew Energy, Inc.....................................    746,706     511,462
#*  Delphi Energy Corp...................................    826,680     245,371
*   Detour Gold Corp.....................................  3,847,544  38,535,469
    Dorel Industries, Inc., Class B......................    791,772   9,840,281
*   DREAM Unlimited Corp., Class A.......................    340,505   1,858,077
*   Dundee Precious Metals, Inc..........................  2,441,245   7,896,260
    ECN Capital Corp.....................................  1,653,621   4,807,513
    E-L Financial Corp., Ltd.............................      4,159   2,462,576
#*  Eldorado Gold Corp...................................    572,568   2,143,944
    Element Fleet Management Corp........................    821,532   4,426,688
#   Enerflex, Ltd........................................  2,063,129  27,258,206
#   Ensign Energy Services, Inc..........................  2,476,990   9,501,145
#   Equitable Group, Inc.................................    286,784  14,555,824
#   Exco Technologies, Ltd...............................    137,040   1,039,833
    Firm Capital Mortgage Investment Corp................      1,305      13,398
*   Fortuna Silver Mines, Inc............................  1,192,138   4,799,581
#   Frontera Energy Corp.................................     40,067     359,824
*   GASFRAC Energy Services, Inc.........................     42,951           4
*   Gear Energy, Ltd.....................................    618,964     287,353
    Genesis Land Development Corp........................     29,263      67,258
#   Genworth MI Canada, Inc..............................  1,342,948  45,696,720
    GMP Capital, Inc.....................................     45,400      80,852
*   Gran Tierra Energy, Inc..............................  7,616,731  17,912,172
#   Granite Oil Corp.....................................    197,848      97,874
    Guardian Capital Group, Ltd., Class A................     46,237     808,650
*   Guyana Goldfields, Inc...............................    388,400     508,427
*   Heroux-Devtek, Inc...................................    239,225   2,304,950
    High Arctic Energy Services, Inc.....................    324,900     937,152
#   High Liner Foods, Inc................................    206,957   1,178,156
#*  Home Capital Group, Inc..............................  1,226,251  15,697,357
    Horizon North Logistics, Inc.........................  1,964,866   2,766,469
#   Hudbay Minerals, Inc.................................  4,815,431  28,842,378
#   Hudson's Bay Co......................................    222,179   1,376,412
*   IAMGOLD Corp......................................... 11,556,107  43,271,088
*   Interfor Corp........................................    525,328   7,160,565
*   Intertain Group, Ltd. (The)..........................     55,250     504,585
*   Kelt Exploration, Ltd................................    214,500     736,251
    Kingsway Financial Services, Inc.....................    164,160     356,227
*   Knight Therapeutics, Inc.............................     33,579     201,379
    KP Tissue, Inc.......................................      8,800      58,200
#   Laurentian Bank of Canada............................  1,556,662  52,329,054
#   Linamar Corp.........................................    542,949  21,049,372
    Magellan Aerospace Corp..............................     15,400     184,244
*   Major Drilling Group International, Inc..............    541,800   2,028,735
    Martinrea International, Inc.........................  2,248,189  21,541,687
*   MEG Energy Corp......................................  8,523,149  35,222,572
    Melcor Developments, Ltd.............................     72,413     698,807
    North American Construction Group, Ltd...............    230,071   2,405,857
#*  NuVista Energy, Ltd..................................  1,174,128   3,529,667
#*  Obsidian Energy, Ltd.................................  2,111,019     851,509
#   OceanaGold Corp...................................... 11,211,583  40,018,512
#   Osisko Gold Royalties, Ltd...........................    341,456   3,341,926
#*  Painted Pony Energy, Ltd.............................  1,179,002   1,211,350
#*  Paramount Resources, Ltd., Class A...................    999,332   5,894,305
#   Peyto Exploration & Development Corp.................    999,453   5,141,978
*   PHX Energy Services Corp.............................      4,900       9,584
    Pizza Pizza Royalty Corp.............................    222,641   1,692,746

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                            SHARES      VALUE>>
                                                          ---------- --------------
CANADA -- (Continued)
    Polaris Infrastructure, Inc..........................    153,507 $    1,289,788
#*  Precision Drilling Corp.............................. 11,030,949     24,262,295
*   Premier Gold Mines, Ltd..............................    623,271        834,854
*   Pulse Seismic, Inc...................................    249,961        479,396
#   Quarterhill, Inc.....................................  1,705,832      1,648,774
*   Rb Energy, Inc.......................................    238,050             95
    Reitmans Canada, Ltd., Class A.......................    585,937      1,618,746
#   Rocky Mountain Dealerships, Inc......................    345,115      2,303,481
*   Sabina Gold & Silver Corp............................     85,007         86,692
#*  Sandstorm Gold, Ltd..................................  1,605,063      8,416,518
#*  SEMAFO, Inc..........................................  4,534,009     10,248,493
#*  Sherritt International Corp..........................  1,742,614        603,440
#*  Sierra Wireless, Inc.................................    286,885      4,467,192
*   Sonde Resources Corp.................................    463,104            324
#*  Source Energy Services, Ltd..........................     34,700         31,955
*   Southern Pacific Resource Corp.......................    156,000             16
*   SSR Mining, Inc......................................  2,953,365     40,503,546
#*  STEP Energy Services, Ltd............................    117,335        185,743
*   Storm Resources, Ltd.................................     38,100         54,513
#   Stuart Olson, Inc....................................    422,132      1,744,493
#   Surge Energy, Inc....................................  7,675,749      7,886,344
#*  Tahoe Resources, Inc.................................  1,659,995      6,291,544
*   Tamarack Valley Energy, Ltd..........................  3,523,609      5,792,454
*   Taseko Mines, Ltd....................................    382,287        221,118
*   Teranga Gold Corp....................................  2,636,091      8,105,184
#   Tidewater Midstream and Infrastructure, Ltd..........    870,040        834,317
#   Timbercreek Financial Corp...........................    548,471      3,861,149
    TMX Group, Ltd.......................................    149,787      9,024,041
    TORC Oil & Gas, Ltd..................................  5,394,672     19,378,859
*   Torex Gold Resources, Inc............................    776,175      8,441,372
    Total Energy Services, Inc...........................    390,885      2,885,639
    TransAlta Corp.......................................  6,532,090     35,644,496
    Transcontinental, Inc., Class A......................    565,894      9,014,164
    TransGlobe Energy Corp...............................    598,136      1,092,527
#*  Trevali Mining Corp..................................     26,507          7,363
#*  Trican Well Service, Ltd.............................  6,370,483      6,448,299
    Uni-Select, Inc......................................    105,084      1,545,141
    VersaBank............................................      2,400         13,571
#   Whitecap Resources, Inc.............................. 10,560,858     35,606,074
    Yamana Gold, Inc..................................... 17,094,081     48,135,850
*   Yangarra Resources, Ltd..............................     85,500        193,912
#*  Yellow Pages, Ltd....................................     10,549         45,843
                                                                     --------------
TOTAL CANADA.............................................             1,090,378,817
                                                                     --------------
CHINA -- (0.0%)
*   GCL New Energy Holdings, Ltd.........................    660,000         27,342
                                                                     --------------
DENMARK -- (1.5%)
    Alm Brand A.S........................................  2,107,955     18,145,157
    BankNordik P/F.......................................      1,600         26,838
    Brodrene Hartmann A.S................................     32,996      1,406,633
    DFDS A.S.............................................    151,592      7,156,784
    FLSmidth & Co. A.S...................................    275,601     12,917,537
    GronlandsBANKEN A.S..................................        459         39,594
*   H+H International A.S., Class B......................     22,003        345,240
    Harboes Bryggeri A.S., Class B.......................     25,276        312,803
#   Jyske Bank A.S.......................................  1,586,355     59,509,120
    Matas A.S............................................    353,801      4,018,049
*   NKT A.S..............................................     42,483        768,937

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
DENMARK -- (Continued)
    Parken Sport & Entertainment A.S.....................     4,907 $     71,023
    Per Aarsleff Holding A.S.............................   449,273   14,823,113
#   Ringkjoebing Landbobank A.S..........................    52,124    2,790,066
    Scandinavian Tobacco Group A.S., Class A.............   290,718    3,761,214
    Schouw & Co., A.S....................................   310,214   25,105,299
    Solar A.S., Class B..................................    22,484      950,843
    Spar Nord Bank A.S................................... 1,763,714   14,972,663
    Sydbank A.S.......................................... 1,763,648   40,766,420
*   TK Development A.S...................................   595,486      418,721
*   TORM P.L.C...........................................    64,116      409,297
    United International Enterprises.....................     7,310    1,492,022
                                                                    ------------
TOTAL DENMARK............................................            210,207,373
                                                                    ------------
FINLAND -- (2.5%)
    Ahlstrom-Munksjo Oyj.................................   272,757    4,250,323
    Aktia Bank Oyj.......................................   226,704    2,465,470
    Apetit Oyj...........................................    38,171      419,874
    Aspo Oyj.............................................    34,358      348,443
    Atria Oyj............................................   257,332    2,436,662
    Cargotec Oyj, Class B................................ 1,064,031   35,570,032
    Cramo Oyj............................................   898,366   17,164,618
    Finnair Oyj.......................................... 1,693,481   14,205,042
    Fiskars Oyj Abp......................................   106,061    1,999,124
    HKScan Oyj, Class A..................................   573,007    1,304,649
    Kemira Oyj........................................... 2,860,092   34,786,674
    Kesko Oyj, Class A...................................    30,005    1,589,409
    Kesko Oyj, Class B................................... 1,595,141   91,788,659
#   Konecranes Oyj.......................................   743,284   25,737,044
    Metsa Board Oyj...................................... 4,863,202   35,400,247
    Oriola Oyj, Class B..................................   218,173      542,915
#   Outokumpu Oyj........................................ 7,895,422   34,122,902
*   Outotec Oyj..........................................   282,431    1,159,438
    Pihlajalinna Oyj.....................................     4,033       47,566
    Raisio Oyj, Class V.................................. 1,838,517    5,645,851
    Ramirent Oyj.........................................    76,174      522,240
    Sanoma Oyj........................................... 1,085,704   10,552,459
    Teleste Oyj..........................................     1,648       12,574
    Uponor Oyj...........................................    32,010      364,366
#   YIT Oyj.............................................. 2,422,875   15,667,000
                                                                    ------------
TOTAL FINLAND............................................            338,103,581
                                                                    ------------
FRANCE -- (3.9%)
    Actia Group..........................................   251,092      970,307
*   Air France-KLM....................................... 1,155,047   14,529,844
    AKWEL................................................    99,340    1,789,292
    Albioma SA...........................................   402,137    9,014,481
    Altamir..............................................   343,540    5,972,626
#   Altran Technologies SA...............................   531,874    5,024,490
    APRIL SA.............................................     2,371       57,236
    Assystem SA..........................................    59,400    1,928,754
    Aubay................................................     6,628      236,454
    Axway Software SA....................................    19,258      286,205
*   Baikowski SAS........................................    19,504      326,827
#   Bigben Interactive...................................   123,591    1,443,681
    Bonduelle SCA........................................   257,779    9,281,964
    Burelle SA...........................................     6,702    7,506,326
#   Casino Guichard Perrachon SA.........................   826,947   40,688,547
*   Cegedim SA...........................................    29,186      830,590

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
FRANCE -- (Continued)
*   CGG SA............................................... 5,210,339 $  9,791,890
    Chargeurs SA.........................................   178,132    3,939,543
    Cie des Alpes........................................   190,517    5,299,340
*   Coface SA............................................   733,469    6,736,397
#   Derichebourg SA...................................... 1,591,644    7,259,046
#   Elior Group SA.......................................   246,463    3,469,337
#   Elis SA.............................................. 1,829,259   29,590,576
    Eramet...............................................   109,208    7,609,410
    Esso SA Francaise....................................    26,235    1,022,852
*   Etablissements Maurel et Prom........................   640,849    2,526,468
    Europcar Mobility Group..............................   114,134    1,004,499
    Eutelsat Communications SA........................... 1,527,283   32,388,609
    Exel Industries, Class A.............................       131       10,678
#   Fleury Michon SA.....................................    24,401    1,250,540
*   Fnac Darty S.A. (V7VQL46)............................    51,674    3,639,325
    Gaumont SA...........................................    15,261    2,076,428
    Gevelot SA...........................................     3,747      755,309
    GL Events............................................   248,205    4,980,692
    Groupe Crit..........................................     6,815      402,911
    Groupe Open..........................................    19,794      396,129
    Groupe SFPI..........................................   140,840      383,402
    Guerbet..............................................     1,683      108,982
    Haulotte Group SA....................................    15,329      149,568
    Imerys SA............................................       957       50,422
    IPSOS................................................   706,023   16,380,497
#   Jacquet Metal Service SA.............................   288,479    5,442,085
#   Korian SA............................................   953,528   33,916,168
    Lagardere SCA........................................   457,281   11,948,062
#*  Latecoere SACA....................................... 1,101,969    3,943,048
    Laurent-Perrier......................................     1,773      191,124
    LISI.................................................   169,611    5,370,364
    Maisons France Confort SA............................       607       24,445
    Manitou BF SA........................................    27,857      848,626
    Manutan International................................    29,769    2,109,883
    Mersen SA............................................   329,357   10,774,900
    Mr Bricolage SA......................................    99,946      732,438
    Neopost SA...........................................   790,383   19,837,688
#   Nexans SA............................................   657,621   19,659,219
    Nexity SA............................................   495,086   23,122,845
    NRJ Group............................................     5,322       44,824
*   OL Groupe SA.........................................     5,976       18,884
#*  Pierre & Vacances SA.................................   109,127    2,277,730
#   Plastivaloire........................................   143,175    1,434,952
    PSB Industries SA....................................    19,504      716,040
#   Rallye SA............................................    56,369      648,483
    Rexel SA............................................. 7,542,732   86,006,706
    Rothschild & Co......................................   247,880    8,199,317
    Savencia SA..........................................   133,933    8,883,093
    Seche Environnement SA...............................    40,112    1,303,340
*   Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco...........................................    70,721    3,889,205
*   SRP Groupe SA........................................    30,354       96,916
    Sword Group..........................................    49,175    1,796,133
#   Television Francaise 1............................... 1,432,494   11,612,959
#   Total Gabon..........................................     7,280    1,036,597
    Vicat SA.............................................   322,527   16,128,638
    Vilmorin & Cie SA....................................    95,698    6,218,473
    Vranken-Pommery Monopole SA..........................    60,915    1,639,153
                                                                    ------------
TOTAL FRANCE.............................................            530,982,812
                                                                    ------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
GERMANY -- (5.8%)
    7C Solarparken AG....................................    11,727 $    37,045
*   A.S. Creation Tapeten................................     7,069     100,801
    Aareal Bank AG....................................... 1,935,615  62,591,171
*   ADVA Optical Networking SE........................... 1,209,930  10,339,558
    Allgeier SE..........................................    50,917   1,745,980
    Aurubis AG........................................... 1,173,928  64,290,596
#   Bauer AG.............................................   294,136   4,924,558
    BayWa AG.............................................   332,851   9,092,460
    Bijou Brigitte AG....................................    32,792   1,493,880
#   Bilfinger SE.........................................   327,773  10,478,280
    Borussia Dortmund GmbH & Co. KGaA.................... 1,553,408  15,981,959
    CENTROTEC Sustainable AG.............................   122,306   1,625,118
    comdirect bank AG....................................   102,738   1,180,909
    Corestate Capital Holding SA.........................    76,723   2,811,901
    CropEnergies AG......................................   394,514   2,268,990
    Deutsche Beteiligungs AG.............................   218,093   8,520,423
    Deutsche Pfandbriefbank AG........................... 2,442,342  27,585,996
    Deutz AG............................................. 3,220,966  22,934,568
#*  Dialog Semiconductor P.L.C...........................   829,274  24,245,069
    DMG Mori AG..........................................   203,271  10,214,268
    Draegerwerk AG & Co. KGaA............................    53,969   2,604,514
    Eckert & Ziegler AG..................................    48,431   5,296,917
    Elmos Semiconductor AG...............................   292,401   7,996,391
#   ElringKlinger AG.....................................   389,813   3,430,820
*   Euromicron AG........................................    12,080      41,283
#   First Sensor AG......................................    28,086     628,583
    Freenet AG...........................................   363,517   7,741,097
#*  Gerry Weber International AG.........................   157,202     117,300
    Gesco AG.............................................    95,410   2,634,710
    H&R GmbH & Co. KGaA..................................   176,936   1,619,749
    Hapag-Lloyd AG.......................................    31,448     793,975
#*  Heidelberger Druckmaschinen AG....................... 3,861,190   7,818,836
    Hella GmbH & Co KGaA.................................   173,210   7,878,924
    Hornbach Baumarkt AG.................................    87,731   1,909,307
    Hornbach Holding AG & Co. KGaA.......................    29,430   1,530,755
    Indus Holding AG.....................................   333,783  16,559,728
    Jenoptik AG..........................................   361,565  11,704,567
    K+S AG............................................... 4,049,356  78,860,053
    Kloeckner & Co. SE................................... 2,667,779  19,939,003
    Koenig & Bauer AG....................................    17,704     840,368
    Krones AG............................................     1,258     105,215
    KSB SE & Co. KGaA....................................     5,771   1,943,906
    KWS Saat SE..........................................    10,106   3,191,884
    Lanxess AG...........................................   259,545  14,285,632
#   Leifheit AG..........................................    87,860   2,359,617
#   Leoni AG.............................................   844,074  31,271,710
#*  Manz AG..............................................    12,722     353,368
    Mediclin AG..........................................   647,471   4,112,510
    METRO AG.............................................   607,813  10,285,955
    MLP SE............................................... 1,230,766   6,053,792
    Nexus AG.............................................   140,864   4,276,636
*   Nordex SE............................................ 1,206,499  13,761,873
    OSRAM Licht AG.......................................   449,414  19,123,385
    Patrizia Immobilien AG...............................   103,079   2,296,064
    PNE AG............................................... 1,280,122   3,485,242
    Progress-Werk Oberkirch AG...........................     5,898     201,827
#   QSC AG............................................... 2,227,645   3,475,598
    Rheinmetall AG.......................................   726,643  75,476,592
    RHOEN-KLINIKUM AG....................................   581,330  15,158,206

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
GERMANY -- (Continued)
    RIB Software SE......................................    100,219 $  1,455,447
#   SAF-Holland SA.......................................    420,158    5,253,924
    Salzgitter AG........................................  1,247,986   37,705,155
#*  SGL Carbon SE........................................     77,616      638,068
#   SHW AG...............................................    100,857    2,320,420
#   Sixt Leasing SE......................................     68,284    1,057,168
#   SMA Solar Technology AG..............................    117,444    2,974,324
    Suedzucker AG........................................  1,503,253   24,436,248
#*  SUESS MicroTec SE....................................    370,139    4,347,643
#   Surteco Group SE.....................................     91,332    2,603,390
    Takkt AG.............................................    156,117    2,639,214
*   Tele Columbus AG.....................................    140,820      411,412
#*  Tom Tailor Holding SE................................    498,006    1,217,465
    VERBIO Vereinigte BioEnergie AG......................    444,077    3,552,263
    Vossloh AG...........................................     45,314    2,130,646
    Wacker Chemie AG.....................................     43,258    4,576,409
    Wacker Neuson SE.....................................    724,962   16,187,784
    Wuestenrot & Wuerttembergische AG....................     65,244    1,230,330
    Zeal Network SE......................................     66,403    1,671,474
                                                                     ------------
TOTAL GERMANY............................................             790,038,206
                                                                     ------------
GREECE -- (0.0%)
    Tropea Holding SA....................................      4,581        1,966
                                                                     ------------
HONG KONG -- (3.3%)
    Aeon Credit Service Asia Co., Ltd....................    380,000      344,067
    Alco Holdings, Ltd...................................  1,108,000      134,033
    Allied Group, Ltd....................................  2,033,000   12,022,268
#   Allied Properties HK, Ltd............................ 37,878,372    8,606,789
    APAC Resources, Ltd..................................    129,539       20,694
*   Applied Development Holdings, Ltd....................  1,460,000       82,852
    APT Satellite Holdings, Ltd..........................  3,140,625    1,363,094
    Asia Financial Holdings, Ltd.........................  4,718,106    2,771,604
    Asia Pacific Silk Road Investment Co., Ltd...........  1,280,000       11,744
    Asia Standard Hotel Group, Ltd.......................  5,824,077      297,363
#   Asia Standard International Group, Ltd............... 11,523,503    2,121,939
    Associated International Hotels, Ltd.................  1,515,000    4,348,921
    BOCOM International Holdings Co., Ltd................    725,000      130,522
    BOE Varitronix, Ltd..................................  1,539,000      398,151
    Bright Smart Securities & Commodities Group, Ltd.....    188,000       41,715
    CCT Fortis Holdings, Ltd.............................  3,622,000      351,331
    Century City International Holdings, Ltd............. 27,055,300    2,448,325
    Chen Hsong Holdings..................................  2,120,000      777,711
    Cheuk Nang Holdings, Ltd.............................  4,778,346    2,732,843
    Chevalier International Holdings, Ltd................  2,760,858    3,977,443
    China Flavors & Fragrances Co., Ltd..................  4,173,291    1,085,304
*   China Soft Power Technology Holdings, Ltd............  1,442,000        6,265
    China Star Entertainment, Ltd........................  7,810,000      599,207
#*  China Strategic Holdings, Ltd........................ 16,815,000      135,332
    Chinese Estates Holdings, Ltd........................  1,373,500    1,583,266
    Chinney Investments, Ltd.............................  1,148,000      383,019
    Chong Hing Bank, Ltd.................................    429,000      747,987
    Chow Sang Sang Holdings International, Ltd...........  1,114,000    1,639,841
    Chuang's China Investments, Ltd...................... 27,924,415    1,765,873
    Chuang's Consortium International, Ltd............... 23,541,520    4,987,221
    CITIC Telecom International Holdings, Ltd............ 16,407,000    5,979,193
    CK Life Sciences Intl Holdings, Inc..................    398,000       21,367
    CNQC International Holdings, Ltd.....................  5,337,500    1,172,377
    CNT Group, Ltd.......................................  1,680,000       64,305

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                            SHARES      VALUE>>
                                                          ----------- -----------
HONG KONG -- (Continued)
#   Cowell e Holdings, Inc...............................      93,000 $    12,993
    CSI Properties, Ltd.................................. 123,915,476   5,862,667
*   CST Group, Ltd.......................................   3,292,200      10,502
    CW Group Holdings, Ltd...............................   1,696,500      37,466
    Dah Sing Banking Group, Ltd..........................   8,263,888  16,168,977
    Dah Sing Financial Holdings, Ltd.....................   3,790,556  21,010,091
    Dickson Concepts International, Ltd..................   1,227,500     594,577
    Eagle Nice International Holdings, Ltd...............   2,706,000   1,026,085
    EcoGreen International Group, Ltd....................   2,311,840     456,825
    Emperor Capital Group, Ltd...........................  44,724,000   2,116,447
    Emperor Entertainment Hotel, Ltd.....................  11,255,000   2,419,908
    Emperor International Holdings, Ltd..................  34,712,333   9,329,946
    Emperor Watch & Jewellery, Ltd.......................  79,480,000   2,319,218
#*  Esprit Holdings, Ltd.................................   1,949,200     405,349
    Far East Consortium International, Ltd...............  29,030,773  12,963,508
    First Pacific Co., Ltd...............................  22,532,000   9,772,528
*   First Shanghai Investments, Ltd......................     224,000      12,937
    Fountain SET Holdings, Ltd...........................   8,628,000   1,351,351
#   Freeman Fintech Corp, Ltd............................  20,720,000   1,048,868
    Future Bright Holdings, Ltd..........................       6,000         539
    Genting Hong Kong, Ltd...............................      78,000      14,631
#   Get Nice Financial Group, Ltd........................   4,153,324     498,430
#   Get Nice Holdings, Ltd...............................  85,058,999   3,149,096
#*  Global Brands Group Holding, Ltd..................... 125,904,000   6,357,300
    Glorious Sun Enterprises, Ltd........................   2,768,000     310,255
    Gold Peak Industries Holdings, Ltd...................   7,973,907     813,610
    Golden Resources Development International, Ltd......  12,045,000     843,997
    Goodbaby International Holdings, Ltd.................   1,110,000     343,852
    Great Eagle Holdings, Ltd............................   3,270,591  15,155,150
*   G-Resources Group, Ltd...............................  12,030,000      92,248
    Guangnan Holdings, Ltd...............................   5,734,000     679,759
    Guotai Junan International Holdings, Ltd.............   1,257,000     220,844
#   Haitong International Securities Group, Ltd..........  40,210,789  14,140,450
    Hanison Construction Holdings, Ltd...................   7,248,724   1,331,247
*   Hao Tian Development Group, Ltd......................   4,020,133     107,839
    Harbour Centre Development, Ltd......................   2,204,000   4,268,805
    High Fashion International, Ltd......................     366,000      81,157
    HKR International, Ltd...............................  20,044,557   9,782,903
    Hoifu Energy Group, Ltd..............................     980,000     109,900
    Hon Kwok Land Investment Co., Ltd....................   7,146,935   3,454,828
    Hong Kong Ferry Holdings Co., Ltd....................   2,400,000   2,571,285
*   Hong Kong Finance Investment Holding Group, Ltd......   1,682,000     188,568
#   Hong Kong International Construction Investment
      Management Group Co., Ltd..........................   2,034,000     619,916
    Hongkong & Shanghai Hotels, Ltd. (The)...............   7,989,061  11,305,165
    Hongkong Chinese, Ltd................................  20,663,100   3,065,061
    Hopewell Holdings, Ltd...............................   7,268,500  33,516,271
#*  Hsin Chong Group Holdings, Ltd.......................  25,756,000     215,313
*   Huan Yue Interactive Holdings, Ltd...................   1,405,000     119,086
    Hung Hing Printing Group, Ltd........................   7,893,275   1,201,653
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.  22,936,000   9,087,773
    IPE Group, Ltd.......................................  10,775,000   1,488,779
    ITC Properties Group, Ltd............................   1,259,975     337,453
    Johnson Electric Holdings, Ltd.......................     755,423   1,721,210
    Kader Holdings Co., Ltd..............................     256,000      30,529
    Keck Seng Investments................................   2,818,000   1,663,580
    Kerry Logistics Network, Ltd.........................   2,958,500   4,639,776
    Kowloon Development Co., Ltd.........................  10,117,277  11,508,348
    Kwoon Chung Bus Holdings, Ltd........................     148,000      82,042

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
HONG KONG -- (Continued)
    Lai Sun Development Co., Ltd.........................  7,077,133 $11,814,515
    Lai Sun Garment International, Ltd...................  7,924,492  12,211,034
*   Landing International Development, Ltd...............  1,113,600     368,306
    Langham Hospitality Investments and Langham
      Hospitality Investments,...........................
    Ltd..................................................  1,168,500     471,051
*   Lerado Financial Group Co., Ltd......................    658,400       1,997
    Lippo China Resources, Ltd...........................  8,298,000     190,311
    Lippo, Ltd...........................................  4,619,500   1,621,684
    Liu Chong Hing Investment, Ltd.......................  4,300,000   6,622,088
    Luks Group Vietnam Holdings Co., Ltd.................  1,064,642     258,304
    Lung Kee Bermuda Holdings............................    598,000     259,558
    Magnificent Hotel Investment, Ltd.................... 38,616,600     866,916
#*  Mason Group Holdings, Ltd............................ 14,760,400     215,492
*   Master Glory Group, Ltd..............................  4,572,496      11,625
    Ming Fai International Holdings, Ltd.................  2,592,000     346,882
    Miramar Hotel & Investment...........................  2,219,000   4,527,176
    Modern Dental Group, Ltd.............................  1,136,000     195,913
#*  Mongolian Mining Corp................................ 23,766,000     406,464
    Nameson Holdings, Ltd................................    380,000      31,927
    Nanyang Holdings, Ltd................................     98,850     727,245
    National Electronics Hldgs...........................  4,835,648     672,037
*   Neo-Neon Holdings, Ltd...............................    298,000      27,355
*   NewOcean Energy Holdings, Ltd........................ 17,888,000   5,773,141
    Oriental Watch Holdings..............................  5,134,000   1,317,657
*   Pacific Andes International Holdings, Ltd............ 88,958,890     310,619
    Pacific Basin Shipping, Ltd.......................... 85,350,000  16,947,791
    Paliburg Holdings, Ltd............................... 11,071,041   4,393,340
*   Pan Asia Environmental Protection Group, Ltd.........  2,034,000     254,018
    PC Partner Group, Ltd................................  1,060,000     423,190
    Playmates Holdings, Ltd.............................. 30,957,000   4,067,148
    Pokfulam Development Co..............................    224,000     503,078
#   Polytec Asset Holdings, Ltd.......................... 17,270,917   1,856,554
    Public Financial Holdings, Ltd.......................  3,290,444   1,360,564
*   PYI Corp., Ltd....................................... 18,274,086     293,255
    Regal Hotels International Holdings, Ltd.............  8,894,623   5,709,330
*   Regent Pacific Group, Ltd............................  8,010,000     323,750
    Safety Godown Co., Ltd...............................    140,000     257,498
#   SEA Holdings, Ltd....................................  2,351,368   3,008,072
#   Shenwan Hongyuan HK, Ltd.............................    815,000     182,666
    Shun Ho Property Investments, Ltd....................    271,173      98,314
    Shun Tak Holdings, Ltd............................... 32,694,546  13,011,980
    Singamas Container Holdings, Ltd..................... 30,332,000   4,122,240
    Sitoy Group Holdings, Ltd............................  4,220,000   1,129,196
    Soundwill Holdings, Ltd..............................  1,547,000   2,218,861
*   South China Holdings Co., Ltd........................ 30,297,751     709,881
#   Stella International Holdings, Ltd...................    604,000     754,837
#*  Summit Ascent Holdings, Ltd..........................  2,774,000     340,439
    Sun Hung Kai & Co., Ltd.............................. 10,143,688   4,803,783
#   TAI Cheung Holdings, Ltd.............................  4,638,000   4,811,883
#   Tai United Holdings, Ltd.............................    245,700       8,970
    Tan Chong International, Ltd.........................  3,879,000   1,162,004
    Tern Properties Co., Ltd.............................    146,000      82,769
#   Texwinca Holdings, Ltd...............................  5,046,000   1,929,681
    Tian Teck Land, Ltd..................................    638,000     709,726
    Transport International Holdings, Ltd................    492,276   1,418,249
*   Trinity, Ltd.........................................  2,332,000     101,533
    United Laboratories International Holdings, Ltd.
      (The)..............................................  4,874,000   2,776,105
    Upbest Group, Ltd....................................  4,920,000     678,180
    Vantage International Holdings, Ltd..................  3,602,000     355,243

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                        SHARES      VALUE>>
                                                                      ----------- ------------
HONG KONG -- (Continued)
    Vedan International Holdings, Ltd................................   6,036,000 $    589,414
    Victory City International Holdings, Ltd.........................  79,964,231    1,080,256
#   VSTECS Holdings, Ltd.............................................   7,062,000    3,394,809
    Wai Kee Holdings, Ltd............................................     346,000      189,134
    Wang On Group, Ltd............................................... 112,640,000    1,410,047
    Win Hanverky Holdings, Ltd.......................................     340,000       40,639
    Winfull Group Holdings, Ltd......................................     728,000       10,058
#   Wing On Co. International, Ltd...................................   2,625,500    8,727,302
#   Wing Tai Properties, Ltd.........................................   2,506,749    1,924,000
    Wong's International Holdings, Ltd...............................      70,000       28,111
    Wong's Kong King International...................................     300,000       39,495
                                                                                  ------------
TOTAL HONG KONG......................................................              442,679,547
                                                                                  ------------
IRELAND -- (0.2%)
    C&C Group P.L.C..................................................   3,186,427   12,060,242
*   Cairn Homes P.L.C................................................      67,378      100,124
    FBD Holdings P.L.C...............................................     117,099    1,114,989
    Kingspan Group P.L.C.............................................       8,103      331,403
*   Permanent TSB Group Holdings P.L.C...............................     134,760      253,520
    Smurfit Kappa Group P.L.C........................................     391,653   11,293,605
                                                                                  ------------
TOTAL IRELAND........................................................               25,153,883
                                                                                  ------------
ISRAEL -- (0.7%)
    Africa Israel Residences, Ltd....................................         760       13,087
*   Albaad Massuot Yitzhak, Ltd......................................      14,144      139,910
    Alrov Properties and Lodgings, Ltd...............................       2,103       62,542
    Ashtrom Group, Ltd...............................................      56,624      282,286
    Ashtrom Properties, Ltd..........................................      74,669      332,711
*   Azorim-Investment Development & Construction Co., Ltd............     592,856      590,366
#   Carasso Motors, Ltd..............................................      19,879       93,071
*   Cellcom Israel, Ltd..............................................      15,341       81,054
*   Clal Biotechnology Industries, Ltd...............................      86,989       74,063
*   Clal Insurance Enterprises Holdings, Ltd.........................     397,414    5,845,300
    Delek Group, Ltd.................................................       3,692      644,251
    Dexia Israel Bank, Ltd...........................................         149       28,299
    Dor Alon Energy in Israel 1988, Ltd..............................         774       10,823
#*  El Al Israel Airlines............................................   1,094,779      350,449
#*  Elron Electronic Industries, Ltd.................................     107,677      311,209
*   First International Bank Of Israel, Ltd..........................     500,450   11,849,528
#   Formula Systems 1985, Ltd........................................     111,989    4,517,884
    Fox Wizel, Ltd...................................................      29,254      708,174
    Harel Insurance Investments & Financial Services, Ltd............   2,687,801   18,756,076
    Israel Discount Bank, Ltd., Class A..............................   1,122,159    3,968,896
    Isras Investment Co., Ltd........................................       1,573      183,068
    Jerusalem Oil Exploration........................................     209,515   13,173,600
    Kenon Holdings, Ltd..............................................     128,330    2,349,745
    Mediterranean Towers, Ltd........................................      33,787       60,141
    Meitav Dash Investments, Ltd.....................................      77,716      228,277
    Menora Mivtachim Holdings, Ltd...................................     463,817    5,667,481
    Migdal Insurance & Financial Holding, Ltd........................   2,928,918    2,684,471
*   Neto ME Holdings, Ltd............................................         823       75,024
    Oil Refineries, Ltd..............................................  23,943,783   11,663,577
    Paz Oil Co., Ltd.................................................      18,732    2,801,868
    Phoenix Holdings, Ltd. (The).....................................   1,230,051    6,915,774
    Plasson Industries, Ltd..........................................         774       37,401
#*  Shikun & Binui, Ltd..............................................     330,753      604,913
    Summit Real Estate Holdings, Ltd.................................     371,911    3,489,384

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
ISRAEL -- (Continued)
#*  Union Bank of Israel.................................    485,299 $  2,103,067
                                                                     ------------
TOTAL ISRAEL.............................................             100,697,770
                                                                     ------------
ITALY -- (4.8%)
    A2A SpA.............................................. 14,819,397   27,039,851
    ACEA SpA.............................................     51,037      780,167
*   Aeffe SpA............................................    170,382      552,166
    Anima Holding SpA....................................    461,105    1,897,034
*   Arnoldo Mondadori Editore SpA........................  2,612,058    5,048,052
    Ascopiave SpA........................................     34,407      126,941
#*  Astaldi SpA..........................................    715,879      649,192
    Autostrade Meridionali SpA...........................        313       10,465
    Avio SpA.............................................     27,665      370,296
    Banca IFIS SpA.......................................    115,934    2,228,852
    Banca Popolare di Sondrio SCPA....................... 10,682,163   28,501,353
#   Banca Profilo SpA....................................  2,698,377      490,658
    Banca Sistema SpA....................................    420,861      690,290
#*  Banco BPM SpA........................................ 25,325,494   49,160,448
    Banco di Desio e della Brianza SpA...................    423,435      876,442
#   BPER Banca........................................... 14,354,646   48,646,698
#   Buzzi Unicem SpA.....................................  2,425,993   46,346,311
    Cairo Communication SpA..............................    780,409    3,398,042
    Cementir Holding SpA.................................  1,886,581   12,852,048
    CIR-Compagnie Industriali Riunite SpA................ 10,379,289   12,027,835
    Credito Emiliano SpA.................................  1,427,299    8,133,249
*   Credito Valtellinese SpA.............................    863,477       64,632
#*  d'Amico International Shipping SA....................  4,379,158      694,591
    Danieli & C Officine Meccaniche SpA..................    300,578    6,195,037
    DeA Capital SpA......................................  2,256,225    3,461,453
*   Elica SpA............................................     84,509      142,155
    Emak SpA.............................................  1,067,886    1,600,672
    ERG SpA..............................................  1,423,475   27,889,181
#   Esprinet SpA.........................................    731,157    3,223,825
#*  Eurotech SpA.........................................    873,522    3,546,313
#*  Exprivia SpA.........................................    287,084      368,967
    Falck Renewables SpA.................................  4,103,098   13,150,824
*   Fincantieri SpA......................................  6,701,561    7,756,476
    FNM SpA..............................................  3,437,517    2,079,642
#*  GEDI Gruppo Editoriale SpA...........................  2,233,958      945,830
    Hera SpA.............................................    317,055    1,071,501
*   IMMSI SpA............................................  4,625,376    2,359,542
#*  Intek Group SpA......................................  2,895,950    1,089,003
    Italmobiliare SpA....................................    178,905    3,979,186
    IVS Group SA.........................................     11,002      139,014
    La Doria SpA.........................................     65,401      645,087
    Leonardo SpA.........................................  1,243,100   12,045,695
    Massimo Zanetti Beverage Group SpA...................     73,631      532,129
*   Openjobmetis SpA agenzia per il lavoro...............      2,519       23,106
#*  OVS SpA..............................................  1,772,790    2,704,932
    Parmalat SpA.........................................        165          538
    Reno de Medici SpA...................................  2,787,347    2,343,439
#   Retelit SpA..........................................  3,247,617    5,713,956
    Sabaf SpA............................................     20,011      350,683
    SAES Getters SpA.....................................      7,142      162,895
*   Safilo Group SpA.....................................    322,082      296,231
*   Saipem SpA........................................... 13,917,367   66,163,325
#   Salini Impregilo SpA.................................  4,117,418    9,056,248
    Servizi Italia SpA...................................     39,220      159,427
    Societa Cattolica di Assicurazioni SC................  4,949,578   45,672,376

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
ITALY -- (Continued)
    Societa Iniziative Autostradali e Servizi SpA........    786,851 $ 12,110,461
#*  Sogefi SpA...........................................    190,591      399,506
    SOL SpA..............................................     30,683      393,555
#   Unione di Banche Italiane SpA........................ 25,232,083   64,738,591
    Unipol Gruppo SpA.................................... 12,113,158   55,459,332
#   UnipolSai Assicurazioni SpA.......................... 15,286,981   38,159,082
                                                                     ------------
TOTAL ITALY..............................................             646,714,828
                                                                     ------------
JAPAN -- (25.2%)
    77 Bank, Ltd. (The)..................................    596,600   10,510,308
    A&A Material Corp....................................      4,100       37,446
    A&D Co., Ltd.........................................    200,000    1,266,593
    Achilles Corp........................................    321,400    5,873,409
    ADEKA Corp...........................................  1,162,900   18,345,132
#   Agro-Kanesho Co., Ltd................................     10,400      196,201
    Ahresty Corp.........................................    628,800    3,763,012
    Aichi Bank, Ltd. (The)...............................     52,900    1,724,931
    Aichi Corp...........................................    195,200    1,074,774
    Aichi Steel Corp.....................................    283,700    8,942,384
    Aichi Tokei Denki Co., Ltd...........................     16,300      567,139
    Aida Engineering, Ltd................................     78,900      570,359
    Aiphone Co., Ltd.....................................     95,500    1,410,612
    Airport Facilities Co., Ltd..........................    588,900    2,895,858
    Airtech Japan, Ltd...................................     16,400       88,435
    Aisan Industry Co., Ltd..............................    975,230    6,750,644
#*  Akebono Brake Industry Co., Ltd......................    404,900      616,651
    Akita Bank, Ltd. (The)...............................    230,600    4,630,118
    Albis Co., Ltd.......................................      4,000       89,372
#   Alconix Corp.........................................    278,099    2,883,891
    Alinco, Inc..........................................    123,700    1,073,707
#   Alpen Co., Ltd.......................................    555,700    8,528,139
    Alpha Corp...........................................    139,300    1,614,278
    Alps Alpine Co., Ltd.................................    741,404   15,629,278
    Alps Logistics Co., Ltd..............................    138,800    1,004,474
    Anabuki Kosan, Inc...................................      1,400       35,518
    AOI Electronics Co., Ltd.............................      7,500      176,386
    AOI TYO Holdings, Inc................................     68,000      527,763
    AOKI Holdings, Inc...................................    706,522    8,321,896
#   Aomori Bank, Ltd. (The)..............................    402,200   10,357,653
    Aoyama Trading Co., Ltd..............................    885,299   22,121,449
    Arakawa Chemical Industries, Ltd.....................    427,600    5,213,115
    Araya Industrial Co., Ltd............................     98,700    1,410,051
    Arcland Sakamoto Co., Ltd............................    429,500    5,401,585
    Arcs Co., Ltd........................................    132,100    2,951,009
    Arisawa Manufacturing Co., Ltd.......................    771,382    5,866,100
    Artnature, Inc.......................................    129,500      731,563
    Asahi Broadcasting Group Holdings Corp...............    168,300    1,088,826
    Asahi Diamond Industrial Co., Ltd....................    954,300    6,329,755
    Asahi Kogyosha Co., Ltd..............................     99,624    2,729,882
    ASAHI YUKIZAI Corp...................................    352,600    4,829,091
#   Asanuma Corp.........................................     77,900    2,119,983
#   Ashimori Industry Co., Ltd...........................    129,899    1,750,627
    Asia Pile Holdings Corp..............................    354,200    2,159,833
    ASKA Pharmaceutical Co., Ltd.........................    273,400    2,825,135
#   Asti Corp............................................     65,100    1,011,635
    Asunaro Aoki Construction Co., Ltd...................    566,200    5,176,012
    Atsugi Co., Ltd......................................     57,200      511,625
#   Awa Bank, Ltd. (The).................................    698,620   19,351,616
    Bando Chemical Industries, Ltd.......................    372,000    3,722,291

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Bank of Iwate, Ltd. (The)............................   214,800 $ 6,523,525
    Bank of Kochi, Ltd. (The)............................    59,499     414,805
#   Bank of Nagoya, Ltd. (The)...........................    87,870   2,553,121
    Bank of Okinawa, Ltd. (The)..........................   334,840   9,561,804
    Bank of Saga, Ltd. (The).............................   142,399   2,263,295
    Bank of the Ryukyus, Ltd.............................   949,300   9,908,889
    Bank of Toyama, Ltd. (The)...........................     1,700      49,076
    Belluna Co., Ltd.....................................   675,724   6,388,951
    Bunka Shutter Co., Ltd...............................   349,400   2,404,659
    CAC Holdings Corp....................................   188,000   1,591,956
    Canon Electronics, Inc...............................    93,800   1,542,103
    Carlit Holdings Co., Ltd.............................   298,000   2,215,132
    Cawachi, Ltd.........................................   550,500  10,808,160
    Central Glass Co., Ltd...............................   977,200  21,549,490
    Chiba Kogyo Bank, Ltd. (The)......................... 1,091,500   3,483,642
#   Chilled & Frozen Logistics Holdings Co., Ltd.........    11,600     123,011
    Chino Corp...........................................    23,500     266,264
    Chiyoda Integre Co., Ltd.............................   101,400   1,777,361
    Chori Co., Ltd.......................................    31,400     457,635
    Chubu Shiryo Co., Ltd................................   374,800   3,810,791
    Chudenko Corp........................................    84,960   1,808,477
#   Chuetsu Pulp & Paper Co., Ltd........................   153,400   1,854,581
    Chugai Ro Co., Ltd...................................     8,000     149,523
    Chugoku Bank, Ltd. (The).............................    69,800     640,852
#   Chugoku Marine Paints, Ltd........................... 1,108,200   9,905,492
    Chukyo Bank, Ltd. (The)..............................   170,300   3,343,332
#   Chuo Gyorui Co., Ltd.................................    60,600   1,567,969
    Chuo Spring Co., Ltd.................................    92,700   2,470,229
    CI Takiron Corp...................................... 1,117,400   5,984,683
    Citizen Watch Co., Ltd............................... 2,480,800  13,242,212
    CKD Corp.............................................   101,300     957,711
    Cleanup Corp.........................................   623,200   3,340,891
#   CMK Corp............................................. 1,137,800   7,304,382
    COMSYS Holdings Corp.................................         1          24
    Corona Corp..........................................   260,200   2,428,812
#   Cosel Co., Ltd.......................................     3,500      34,865
    Cosmos Initia Co., Ltd...............................    25,500     136,369
    Create Medic Co., Ltd................................    16,000     140,055
    CTI Engineering Co., Ltd.............................   346,100   4,282,975
    Dai Nippon Toryo Co., Ltd............................    31,300     292,567
    Dai-Dan Co., Ltd.....................................   270,500   5,737,433
    Daido Kogyo Co., Ltd.................................   169,489   1,458,693
    Daido Metal Co., Ltd.................................   304,100   2,143,586
    Daido Steel Co., Ltd.................................   142,000   5,935,897
    Daidoh, Ltd..........................................   111,100     340,033
#   Daihatsu Diesel Manufacturing Co., Ltd...............   246,200   1,496,146
    Daihen Corp..........................................    43,900     985,395
    Daiho Corp...........................................   309,800   9,898,366
    Daiichi Jitsugyo Co., Ltd............................   121,500   3,838,892
    Daiichi Kensetsu Corp................................     2,700      38,847
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd................    30,800     247,710
    Dai-ichi Seiko Co., Ltd..............................   258,300   2,915,053
    Daiken Corp..........................................     5,500      94,480
#   Daiki Aluminium Industry Co., Ltd....................   693,900   3,804,582
    Daikoku Denki Co., Ltd...............................   133,400   1,820,177
#   Dainichi Co., Ltd....................................   233,400   1,501,239
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd................................................   179,700   4,603,552
    Daishi Hokuetsu Financial Group, Inc.................   886,643  25,518,886
#   Daishinku Corp.......................................   182,300   1,654,841

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Daisue Construction Co., Ltd.........................    59,900 $   505,393
    Daito Bank, Ltd. (The)...............................   375,500   2,110,049
    Daitron Co., Ltd.....................................    10,100     119,392
    Daiwa Industries, Ltd................................   227,400   2,286,015
#   DCM Holdings Co., Ltd................................ 2,641,100  26,962,399
    Denki Kogyo Co., Ltd.................................    18,500     415,546
    Denyo Co., Ltd.......................................   265,700   3,339,585
    DKS Co., Ltd.........................................   182,300   4,080,849
#   DMW Corp.............................................    49,100     980,823
    Dowa Holdings Co., Ltd...............................   140,900   4,514,165
#   DSB Co., Ltd.........................................   132,200     490,661
    Duskin Co., Ltd......................................   150,400   3,620,461
    DyDo Group Holdings, Inc.............................    29,300   1,410,573
    Dynic Corp...........................................    42,200     284,056
    Eagle Industry Co., Ltd..............................    29,900     352,291
    Ebara Jitsugyo Co., Ltd..............................    10,400     205,932
#   EDION Corp........................................... 2,462,200  24,991,465
    Ehime Bank, Ltd. (The)...............................   671,999   6,490,269
    Eidai Co., Ltd.......................................   460,100   1,859,587
    Eighteenth Bank, Ltd. (The)..........................   399,600   9,760,240
    Eizo Corp............................................   111,300   4,317,731
    Elematec Corp........................................    61,200   1,008,897
    Endo Lighting Corp...................................   215,500   1,464,315
#   Enomoto Co., Ltd.....................................    16,700     123,841
    Enplas Corp..........................................    31,500     857,266
    ESPEC Corp...........................................   189,200   3,467,406
    ESTELLE Holdings Co., Ltd............................     9,000      54,080
    Excel Co., Ltd.......................................   193,200   3,405,027
    Exedy Corp...........................................   379,400   9,567,256
    Faith, Inc...........................................    22,960     177,954
    FALCO HOLDINGS Co., Ltd..............................    38,800     532,847
    Fenwal Controls of Japan, Ltd........................     7,300     100,092
    Ferrotec Holdings Corp...............................   235,600   2,117,307
    FIDEA Holdings Co., Ltd.............................. 3,663,200   4,508,260
    First Bank of Toyama, Ltd. (The).....................    59,900     210,017
    First Juken Co., Ltd.................................    92,900     969,412
    FJ Next Co., Ltd.....................................   354,900   2,995,142
    Foster Electric Co., Ltd.............................   478,900   7,323,170
    France Bed Holdings Co., Ltd.........................    45,000     367,057
    F-Tech, Inc..........................................   314,700   2,793,912
    Fuji Co., Ltd........................................    39,000     662,114
    Fuji Corp............................................   128,700   1,679,767
    Fuji Corp., Ltd......................................   382,500   2,968,012
    Fuji Oil Co., Ltd.................................... 1,316,200   3,695,443
    Fuji Oozx, Inc.......................................       200       6,984
    Fujikura Kasei Co., Ltd..............................   448,700   2,316,708
    Fujikura Rubber, Ltd.................................   517,600   2,176,343
    Fujikura, Ltd........................................ 4,052,300  17,788,049
#   Fujisash Co., Ltd....................................   766,100     589,102
    Fujishoji Co., Ltd...................................   121,000   1,062,257
    Fujitsu Frontech, Ltd................................   370,100   3,401,603
    FuKoKu Co., Ltd......................................   184,500   1,480,031
    Fukuda Corp..........................................   113,200   4,212,108
    Fukui Bank, Ltd. (The)...............................   210,300   3,068,593
*   Fukushima Bank, Ltd. (The)...........................   225,278     815,987
    Fukuyama Transporting Co., Ltd.......................   343,600  13,818,736
#   Furukawa Co., Ltd....................................   412,200   5,257,311
    Furuno Electric Co., Ltd.............................   619,200   5,160,554
    Furusato Industries, Ltd.............................   148,000   2,098,548

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Fuso Pharmaceutical Industries, Ltd..................    23,600 $   544,288
    Futaba Industrial Co., Ltd...........................   379,900   1,978,220
    Fuyo General Lease Co., Ltd..........................   237,200  11,848,939
    Gakken Holdings Co., Ltd.............................     4,000     149,840
    Gecoss Corp..........................................   349,000   3,237,517
    Geo Holdings Corp....................................   407,900   6,254,293
    GL Sciences, Inc.....................................    11,900     165,583
    Godo Steel, Ltd......................................   411,200   6,710,228
    Goldcrest Co., Ltd...................................   389,230   5,907,663
    Grandy House Corp....................................   245,100     917,400
#   GSI Creos Corp.......................................   181,207   2,103,249
#   G-Tekt Corp..........................................   428,800   6,301,205
    Gun-Ei Chemical Industry Co., Ltd....................   119,500   2,879,364
    Gunze, Ltd...........................................   314,800  13,133,168
    H2O Retailing Corp...................................   817,039  11,498,767
#   Hagihara Industries, Inc.............................     1,600      22,455
    Hagiwara Electric Holdings Co., Ltd..................   101,500   2,651,563
    Hakuto Co., Ltd......................................   375,200   3,989,606
    Hanwa Co., Ltd.......................................   624,300  17,336,775
    Happinet Corp........................................    98,800   1,449,386
    Harima Chemicals Group, Inc..........................   405,700   3,679,694
#   Haruyama Holdings, Inc...............................   261,200   2,004,390
    Heian Ceremony Service Co., Ltd......................     1,200       9,501
    Heiwa Real Estate Co., Ltd...........................   950,700  17,567,225
    Heiwado Co., Ltd.....................................   318,624   7,388,902
    Hibiya Engineering, Ltd..............................   352,400   5,508,911
    HI-LEX Corp..........................................    79,700   1,519,962
    Hirakawa Hewtech Corp................................    37,200     416,206
    Hiroshima Bank, Ltd. (The)...........................     5,800      33,572
    Hisaka Works, Ltd....................................    31,700     241,895
    Hitachi Zosen Corp................................... 3,142,519  10,454,765
#   Hodogaya Chemical Co., Ltd...........................    74,399   1,422,413
#   Hokkaido Coca-Cola Bottling Co., Ltd.................    89,199   2,924,188
    Hokkan Holdings, Ltd.................................   205,900   3,071,837
    Hokko Chemical Industry Co., Ltd.....................   546,600   2,568,647
    Hokkoku Bank, Ltd. (The).............................   619,716  18,631,216
    Hokuetsu Corp........................................ 3,989,474  21,643,315
    Hokuhoku Financial Group, Inc........................ 1,751,500  20,078,436
    Hokuriku Electric Industry Co., Ltd..................    11,400     100,872
    Hokuriku Electrical Construction Co., Ltd............   115,200     939,484
#   H-One Co., Ltd.......................................   551,700   5,167,871
    Honeys Holdings Co., Ltd.............................   276,700   2,382,596
    Honshu Chemical Industry Co., Ltd....................    11,900     131,634
#   Hoosiers Holdings....................................   571,200   3,501,883
    Hosiden Corp......................................... 1,102,300   8,384,223
    Howa Machinery, Ltd..................................    60,900     450,241
    Hyakugo Bank, Ltd. (The)............................. 1,748,355   6,331,543
    Hyakujushi Bank, Ltd. (The)..........................   473,700  11,035,096
    Ibiden Co., Ltd...................................... 1,653,100  24,098,415
    IBJ Leasing Co., Ltd.................................   316,100   7,286,925
#   Ichikawa Co., Ltd....................................    23,400     296,811
    Ichiken Co., Ltd.....................................    14,800     266,291
    Ichinen Holdings Co., Ltd............................     2,900      31,677
    IDOM, Inc............................................   245,700     919,207
    Iino Kaiun Kaisha, Ltd............................... 1,059,800   3,755,636
#   IJT Technology Holdings Co., Ltd.....................   377,760   2,285,365
    Ikegami Tsushinki Co., Ltd...........................     4,400      47,812
    IMAGICA GROUP, Inc...................................    58,400     283,474
    Imasen Electric Industrial...........................   438,299   4,063,957

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
#   Inaba Seisakusho Co., Ltd............................    62,800 $   710,031
    Inabata & Co., Ltd................................... 1,276,800  16,828,588
    Ines Corp............................................   946,700  11,495,325
#   Innotech Corp........................................   412,000   3,813,475
#   Intellex Co., Ltd....................................    26,900     161,077
#   I-O Data Device, Inc.................................   218,000   2,344,331
#   Ise Chemicals Corp...................................     9,400     285,128
    Iseki & Co., Ltd.....................................   348,600   5,086,450
*   Ishihara Sangyo Kaisha, Ltd..........................   745,700   7,604,644
#   Ishizuka Glass Co., Ltd..............................    58,999   1,057,648
    Itochu Enex Co., Ltd.................................   688,100   6,017,134
    Itochu-Shokuhin Co., Ltd.............................    55,500   2,346,674
    Itoki Corp........................................... 1,051,247   5,453,518
    IwaiCosmo Holdings, Inc..............................   395,000   4,503,413
#   Iwaki & Co., Ltd.....................................   846,900   3,159,792
    Iwasaki Electric Co., Ltd............................   211,200   2,463,461
    Iwatsu Electric Co., Ltd.............................   153,200   1,091,579
    Jaccs Co., Ltd.......................................   421,100   7,232,628
    Jafco Co., Ltd.......................................   524,800  18,419,630
    Janome Sewing Machine Co., Ltd.......................   426,400   1,921,396
    Japan Asia Group, Ltd................................   439,700   1,483,313
#*  Japan Display, Inc................................... 4,332,599   2,886,819
    Japan Electronic Materials Corp......................    21,600     145,560
    Japan Foundation Engineering Co., Ltd................   290,600     915,492
    Japan Oil Transportation Co., Ltd....................    52,621   1,371,471
    Japan Pulp & Paper Co., Ltd..........................   195,500   6,985,881
    Japan Transcity Corp.................................   992,600   3,877,540
    Japan Wool Textile Co., Ltd. (The)...................   888,400   7,137,340
    Jimoto Holdings, Inc................................. 1,082,700   1,183,262
    JK Holdings Co., Ltd.................................   159,300     776,506
    JMS Co., Ltd.........................................   388,643   2,002,277
    Joban Kosan Co., Ltd.................................    20,300     292,979
    J-Oil Mills, Inc.....................................   254,900   8,894,568
    Joshin Denki Co., Ltd................................    45,900     959,797
    JSP Corp.............................................    10,400     213,261
    Juroku Bank, Ltd. (The)..............................   357,300   7,835,595
    JVC Kenwood Corp..................................... 3,053,630   7,165,360
    K&O Energy Group, Inc................................   314,200   4,169,843
*   Kadokawa Dwango...................................... 1,041,117  11,302,193
    Kaga Electronics Co., Ltd............................   404,700   7,522,208
    Kamei Corp...........................................   767,600   8,170,457
    Kanaden Corp.........................................   439,200   4,646,126
    Kanagawa Chuo Kotsu Co., Ltd.........................     7,700     260,594
    Kandenko Co., Ltd....................................   883,700   8,301,405
    Kanematsu Corp.......................................   708,300   8,527,515
*   Kansai Mirai Financial Group, Inc....................   911,788   6,775,459
    Kasai Kogyo Co., Ltd.................................   180,600   1,455,252
    Katakura & Co-op Agri Corp...........................    27,900     298,463
#   Katakura Industries Co., Ltd.........................   154,400   1,617,054
    Kato Works Co., Ltd..................................   288,273   7,222,118
    KAWADA TECHNOLOGIES, Inc.............................   115,300   7,173,298
#   Kawagishi Bridge Works Co., Ltd......................    17,299     379,438
#*  Kawasaki Kisen Kaisha, Ltd...........................   724,100   9,448,906
#   Kawasumi Laboratories, Inc...........................   358,220   2,219,654
    Keihanshin Building Co., Ltd.........................   148,000   1,211,750
#   Keihin Co., Ltd......................................    43,200     497,486
    Keihin Corp.......................................... 1,108,800  19,849,149
    Keiyo Bank, Ltd. (The)............................... 2,148,600  13,551,137
    Keiyo Co., Ltd.......................................   200,100     956,678

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    KEL Corp.............................................    33,700 $   286,775
    Kimoto Co., Ltd......................................    56,300      97,038
    Kimura Unity Co., Ltd................................    12,800     131,113
    King Co., Ltd........................................    25,300     116,989
*   Kinki Sharyo Co., Ltd. (The).........................    12,400     225,632
    Kintetsu World Express, Inc..........................     7,000     101,480
    Kissei Pharmaceutical Co., Ltd.......................   194,400   5,282,422
    Kitagawa Corp........................................   198,500   4,070,052
    Kita-Nippon Bank, Ltd. (The).........................   172,900   3,298,756
    Kitano Construction Corp.............................   105,527   3,079,561
    Kitz Corp............................................   274,500   2,247,343
    Kiyo Bank, Ltd. (The)................................ 1,286,500  18,519,011
    Koa Corp.............................................    41,289     591,532
    Koatsu Gas Kogyo Co., Ltd............................   153,100   1,038,180
    Kohnan Shoji Co., Ltd................................   885,100  22,375,811
    Kohsoku Corp.........................................    15,800     146,408
*   Kojima Co., Ltd......................................   537,000   2,848,848
    Kokuyo Co., Ltd......................................   407,111   5,945,111
    KOMAIHALTEC, Inc.....................................    71,900   1,229,862
    Komatsu Matere Co., Ltd..............................   406,900   2,764,699
    Komatsu Wall Industry Co., Ltd.......................   166,200   2,847,826
    Komehyo Co., Ltd.....................................   107,000   1,116,165
    Komeri Co., Ltd......................................   515,800  13,051,386
    Komori Corp..........................................   155,400   1,653,343
    Konaka Co., Ltd......................................   348,503   1,422,645
    Konishi Co., Ltd.....................................   317,500   4,615,437
    Konoike Transport Co., Ltd...........................   270,800   4,058,202
    Kosaido Co., Ltd.....................................   170,200   1,033,948
    Krosaki Harima Corp..................................     7,800     410,664
    KRS Corp.............................................   123,500   2,319,213
    KU Holdings Co., Ltd.................................   256,100   1,837,480
    Kumiai Chemical Industry Co., Ltd....................    58,800     365,470
    Kunimine Industries Co., Ltd.........................    13,900     102,602
    Kurabo Industries, Ltd...............................   615,800  13,279,405
    Kureha Corp..........................................   272,100  17,069,269
    Kurimoto, Ltd........................................   248,800   3,189,164
#   KYB Corp.............................................   266,900   7,234,762
    Kyodo Printing Co., Ltd..............................   211,100   4,507,855
#   Kyoei Steel, Ltd.....................................   641,000  10,465,610
    Kyokuto Boeki Kaisha, Ltd............................    64,200     960,273
    Kyokuto Kaihatsu Kogyo Co., Ltd......................   900,850  12,716,941
    Kyokuto Securities Co., Ltd..........................     5,000      52,251
    KYORIN Holdings, Inc.................................   270,300   5,739,532
    Kyoritsu Printing Co., Ltd...........................   208,400     379,525
    Kyosan Electric Manufacturing Co., Ltd...............   843,500   3,205,156
    Kyowa Electronic Instruments Co., Ltd................   300,000     999,704
    Kyowa Leather Cloth Co., Ltd.........................   373,700   2,584,409
    Kyushu Financial Group, Inc.......................... 1,451,095   5,911,362
    Kyushu Leasing Service Co., Ltd......................     2,100      12,753
    Leopalace21 Corp..................................... 3,003,300  14,229,877
    Lonseal Corp.........................................    11,400     178,224
    Look Holdings, Inc...................................   218,699   2,176,303
    Macnica Fuji Electronics Holdings, Inc...............   808,250  10,566,852
    Maeda Road Construction Co., Ltd.....................   446,800   8,699,216
    Maezawa Industries, Inc..............................    76,300     246,249
    Maezawa Kasei Industries Co., Ltd....................   157,400   1,466,219
    Maezawa Kyuso Industries Co., Ltd....................   149,300   2,478,540
    Makino Milling Machine Co., Ltd......................   462,900  18,951,535
    Mars Group Holdings Corp.............................    12,400     243,517

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Marubun Corp.........................................   523,400 $ 3,461,277
    Marudai Food Co., Ltd................................   646,100  10,426,219
    Marufuji Sheet Piling Co., Ltd.......................     1,800      37,127
    Maruka Machinery Co., Ltd............................    47,000     879,193
    Maruyama Manufacturing Co., Inc......................    44,300     532,941
    Maruzen CHI Holdings Co., Ltd........................    59,400     173,519
    Maruzen Showa Unyu Co., Ltd..........................   302,000   7,444,789
    Matsuda Sangyo Co., Ltd..............................   162,200   2,129,675
    Matsui Construction Co., Ltd.........................   428,900   2,796,565
    Max Co., Ltd.........................................     8,700     115,852
    Maxell Holdings, Ltd.................................   927,400  13,226,183
    Maxvalu Nishinihon Co., Ltd..........................     8,800     149,699
#   Maxvalu Tokai Co., Ltd...............................   107,700   2,454,858
    Meidensha Corp.......................................    72,100     972,376
    Meiji Shipping Co., Ltd..............................    16,100      51,389
    Meisei Industrial Co., Ltd...........................   440,200   2,844,928
    Meiwa Corp...........................................   427,200   1,660,816
    Meiwa Estate Co., Ltd................................   357,500   1,950,995
    Michinoku Bank, Ltd. (The)...........................   139,600   2,109,506
    Mikuni Corp..........................................   543,200   2,519,439
    Mimasu Semiconductor Industry Co., Ltd...............   340,100   4,371,495
    Ministop Co., Ltd....................................    56,400   1,013,666
    Miraial Co., Ltd.....................................    52,400     550,273
#   Mirait Holdings Corp.................................   842,730  12,179,805
    Misawa Homes Co., Ltd................................   531,100   3,652,736
    Mitani Corp..........................................    31,000   1,550,557
    Mito Securities Co., Ltd.............................   868,600   2,153,076
    Mitsuba Corp.........................................   222,999   1,382,273
    Mitsubishi Kakoki Kaisha, Ltd........................    19,800     275,403
    Mitsubishi Logistics Corp............................   468,600  12,005,157
    Mitsubishi Paper Mills, Ltd..........................   518,500   2,696,218
    Mitsubishi Shokuhin Co., Ltd.........................    19,500     510,020
    Mitsubishi Steel Manufacturing Co., Ltd..............   400,100   6,160,517
*   Mitsui E&S Holdings Co., Ltd......................... 1,127,400  12,722,269
#   Mitsui High-Tec, Inc.................................   443,700   3,736,904
    Mitsui Matsushima Holdings Co., Ltd..................   293,600   3,706,550
    Mitsui Mining & Smelting Co., Ltd....................   416,400   9,823,628
    Mitsui Sugar Co., Ltd................................    18,200     494,108
*   Mitsui-Soko Holdings Co., Ltd........................   443,100   7,829,519
    Mitsumura Printing Co., Ltd..........................     2,000      36,332
    Mitsuuroko Group Holdings Co., Ltd...................   760,300   5,397,907
    Miyaji Engineering Group, Inc........................   109,700   1,980,394
    Miyazaki Bank, Ltd. (The)............................   389,026   9,785,488
    Miyoshi Oil & Fat Co., Ltd...........................   114,600   1,095,897
    Mizuno Corp..........................................   290,679   6,795,974
#   Morito Co., Ltd......................................   168,500   1,111,625
    Mory Industries, Inc.................................   142,000   3,068,309
#   MrMax Holdings, Ltd..................................   492,800   2,281,508
    Murakami Corp........................................    41,100     951,537
    Musashino Bank, Ltd. (The)...........................   707,200  16,233,922
#   Nadex Co., Ltd.......................................    41,100     356,920
    Nafco Co., Ltd.......................................    47,100     732,476
#   Nagano Bank, Ltd. (The)..............................   141,599   2,041,087
    Nagano Keiki Co., Ltd................................    28,700     214,128
    Nagase & Co., Ltd.................................... 1,285,800  18,819,831
    Nakabayashi Co., Ltd.................................   566,100   2,831,562
    Nakanishi Manufacturing Co., Ltd.....................     5,300      49,009
    Nakano Corp..........................................   224,800   1,016,338
#   Nakayama Steel Works, Ltd............................   305,500   1,418,301

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
JAPAN -- (Continued)
    Nakayo, Inc..........................................     21,200 $   275,594
    Nanto Bank, Ltd. (The)...............................    386,399   7,890,775
    Narasaki Sangyo Co., Ltd.............................     30,800     484,908
    NEC Capital Solutions, Ltd...........................    232,200   3,438,691
    Neturen Co., Ltd.....................................    819,900   6,496,983
    Nice Holdings, Inc...................................     50,700     401,392
    Nichia Steel Works, Ltd..............................    471,099   1,188,366
    Nichicon Corp........................................  1,325,500  10,532,997
    Nichiden Corp........................................     62,800     904,201
    Nichimo Co., Ltd.....................................     56,800     931,613
    Nichireki Co., Ltd...................................    716,400   6,344,884
    Nichirin Co., Ltd....................................     16,000     281,765
#*  Nihon Dempa Kogyo Co., Ltd...........................    191,100     665,114
    Nihon Denkei Co., Ltd................................     35,500     454,045
    Nihon Eslead Corp....................................    206,100   2,872,596
    Nihon House Holdings Co., Ltd........................     23,200      90,900
    Nihon Kagaku Sangyo Co., Ltd.........................     26,000     292,990
    Nihon Nohyaku Co., Ltd...............................    471,500   2,138,828
    Nihon Plast Co., Ltd.................................    272,500   1,921,762
    Nihon Tokushu Toryo Co., Ltd.........................     95,400   1,152,700
    Nihon Yamamura Glass Co., Ltd........................    143,300   1,942,469
    Nikko Co., Ltd.......................................    131,800   2,751,358
    Nikkon Holdings Co., Ltd.............................    808,800  20,369,018
    Nippi, Inc...........................................     16,400     491,379
    Nippo Corp...........................................    160,300   3,059,964
    Nippon Beet Sugar Manufacturing Co., Ltd.............    281,800   4,479,414
    Nippon Carbide Industries Co., Inc...................    168,000   2,621,060
    Nippon Chemical Industrial Co., Ltd..................    242,500   5,184,790
    Nippon Chemi-Con Corp................................    324,700   6,516,327
    Nippon Coke & Engineering Co., Ltd...................  3,573,600   3,189,828
#   Nippon Concrete Industries Co., Ltd..................  1,120,700   2,678,491
#   Nippon Denko Co., Ltd................................  3,409,725   6,975,391
    Nippon Densetsu Kogyo Co., Ltd.......................    282,200   6,184,831
    Nippon Felt Co., Ltd.................................     73,100     296,825
#   Nippon Filcon Co., Ltd...............................    124,800     585,477
    Nippon Fine Chemical Co., Ltd........................    264,000   2,637,987
    Nippon Flour Mills Co., Ltd..........................    847,300  14,215,492
#   Nippon Hume Corp.....................................    641,000   4,549,672
    Nippon Kayaku Co., Ltd...............................     63,200     795,790
    Nippon Kinzoku Co., Ltd..............................    166,500   1,913,460
    Nippon Koei Co., Ltd.................................    332,900   7,804,403
#   Nippon Koshuha Steel Co., Ltd........................    161,700     801,239
    Nippon Light Metal Holdings Co., Ltd................. 10,586,300  23,491,010
    Nippon Paper Industries Co., Ltd.....................  1,329,100  26,061,224
    Nippon Pillar Packing Co., Ltd.......................    401,900   4,910,075
    Nippon Piston Ring Co., Ltd..........................    208,200   3,357,042
    Nippon Rietec Co., Ltd...............................     49,400     661,182
    Nippon Road Co., Ltd. (The)..........................    218,200  12,683,577
    Nippon Seiki Co., Ltd................................    398,300   7,390,834
    Nippon Seisen Co., Ltd...............................     55,600   1,648,541
    Nippon Sheet Glass Co., Ltd..........................    973,099   8,801,107
    Nippon Signal Co., Ltd...............................    979,000   8,522,992
    Nippon Soda Co., Ltd.................................    523,700  13,268,914
    Nippon Steel & Sumikin Bussan Corp...................    345,880  14,464,927
    Nippon Steel & Sumitomo Metal Corp...................     29,312     542,809
    Nippon Thompson Co., Ltd.............................  1,480,300   7,701,315
    Nippon Tungsten Co., Ltd.............................      3,900      85,765
    Nippon View Hotel Co., Ltd...........................     58,300     579,490
#   Nippon Yakin Kogyo Co., Ltd..........................  2,698,200   6,320,682

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Nishikawa Rubber Co., Ltd............................    12,000 $   214,138
    Nishimatsu Construction Co., Ltd..................... 1,084,415  25,281,532
    Nishi-Nippon Financial Holdings, Inc................. 1,191,600  10,747,431
    Nissan Shatai Co., Ltd...............................   530,200   4,848,312
    Nissan Tokyo Sales Holdings Co., Ltd.................   432,600   1,204,506
    Nissei Plastic Industrial Co., Ltd...................   311,600   2,569,109
    Nisshin Fudosan Co...................................   984,900   3,960,622
    Nisshin Oillio Group, Ltd. (The).....................   796,900  22,839,908
    Nisshinbo Holdings, Inc.............................. 2,211,288  19,291,488
    Nissin Corp..........................................   268,500   4,325,860
    Nissin Kogyo Co., Ltd................................   727,700   9,911,049
    Nissin Sugar Co., Ltd................................   315,900   5,883,995
    Nissui Pharmaceutical Co., Ltd.......................   113,200   1,219,126
    Nitta Gelatin, Inc...................................   124,900     762,129
    Nittan Valve Co., Ltd................................   284,600     855,085
    Nittetsu Mining Co., Ltd.............................   153,899   6,360,762
    Nitto Boseki Co., Ltd................................    33,000     580,929
#   Nitto FC Co., Ltd....................................     4,805      31,940
    Nitto Fuji Flour Milling Co., Ltd....................    31,500   1,605,454
    Nitto Kogyo Corp.....................................   220,400   3,982,866
    Nitto Kohki Co., Ltd.................................     1,700      32,844
    Nitto Seiko Co., Ltd.................................   413,200   1,923,568
    NJS Co., Ltd.........................................    12,500     168,546
    Noda Corp............................................    69,400     432,394
    Noritake Co., Ltd....................................   184,600   8,767,634
    Noritsu Koki Co., Ltd................................   210,100   3,356,038
    Noritz Corp..........................................   365,700   5,089,570
    North Pacific Bank, Ltd.............................. 6,137,600  16,424,614
    Nozawa Corp..........................................    30,700     260,513
    NS United Kaiun Kaisha, Ltd..........................   339,400   8,674,041
    NTN Corp............................................. 1,722,900   5,661,661
    Odelic Co., Ltd......................................    16,600     587,140
    Oenon Holdings, Inc..................................   420,300   1,351,645
    Ogaki Kyoritsu Bank, Ltd. (The)......................   469,300   9,773,171
    Ohashi Technica, Inc.................................   101,600   1,182,253
    Oita Bank, Ltd. (The)................................   273,400   8,373,098
    Okabe Co., Ltd.......................................   305,300   2,402,605
    Okasan Securities Group, Inc......................... 1,830,200   8,041,933
    OKK Corp.............................................   117,600     869,888
    Okumura Corp.........................................   130,400   4,120,621
    Okura Industrial Co., Ltd............................   243,700   3,962,531
#   Okuwa Co., Ltd.......................................   327,700   3,073,486
#   Olympic Group Corp...................................   252,500   1,547,814
#   ONO Sokki Co., Ltd...................................    64,200     356,160
    Onoken Co., Ltd......................................   410,400   6,206,165
#   Onward Holdings Co., Ltd............................. 2,737,900  16,006,831
    Organo Corp..........................................    91,300   2,143,282
    Origin Electric Co., Ltd.............................   112,900   1,779,790
    Osaka Organic Chemical Industry, Ltd.................   201,900   2,093,134
    Osaka Steel Co., Ltd.................................   536,400   9,747,915
    Osaki Electric Co., Ltd..............................   903,700   5,998,778
    OUG Holdings, Inc....................................     8,800     197,924
    Pacific Industrial Co., Ltd..........................   944,600  13,372,055
    Parco Co., Ltd.......................................   291,800   2,777,693
    Pegasus Sewing Machine Manufacturing Co., Ltd........   246,600   1,578,300
    Piolax, Inc..........................................   395,600   8,077,090
*   Pioneer Corp......................................... 8,567,900   5,123,349
    Plant Co., Ltd.......................................     5,800      53,629
    Press Kogyo Co., Ltd................................. 2,699,500  14,654,582

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
#   PS Mitsubishi Construction Co., Ltd..................   269,400 $ 1,430,606
    Punch Industry Co., Ltd..............................    58,100     303,581
#   Rasa Corp............................................    71,400     554,243
    Rasa Industries, Ltd.................................    21,600     270,230
#   Renesas Easton Co., Ltd..............................    85,800     327,720
    Rengo Co., Ltd....................................... 1,789,300  15,663,108
#   Retail Partners Co., Ltd.............................    88,800     913,410
    Rhythm Watch Co., Ltd................................   245,600   3,839,862
    Riberesute Corp......................................    18,300     139,845
    Ricoh Leasing Co., Ltd...............................   424,700  12,999,541
    Right On Co., Ltd....................................   157,000   1,185,338
    Riken Corp...........................................   166,500   7,536,576
    Riken Keiki Co., Ltd.................................    68,600   1,251,322
    Riken Technos Corp................................... 1,080,500   4,578,384
    Riso Kagaku Corp.....................................   121,564   1,837,430
    Ryobi, Ltd...........................................   656,100  16,882,924
    Ryoden Corp..........................................   393,000   4,928,915
    Ryosan Co., Ltd......................................    94,500   2,644,867
    Ryoyo Electro Corp...................................   113,600   1,553,188
#   S LINE Co., Ltd......................................    10,500     101,311
    Sakai Chemical Industry Co., Ltd.....................   499,800  10,464,523
    Sakai Heavy Industries, Ltd..........................    90,900   1,962,102
    Sakai Ovex Co., Ltd..................................   147,100   2,623,560
#   Sala Corp............................................   372,400   1,920,767
    SAMTY Co., Ltd.......................................   194,000   2,722,428
    San Holdings, Inc....................................    89,500   1,945,032
    San ju San Financial Group, Inc......................   241,419   3,605,069
    San-Ai Oil Co., Ltd.................................. 1,140,200  10,017,249
#*  Sanden Holdings Corp.................................   691,700   5,179,921
    San-In Godo Bank, Ltd. (The)......................... 3,388,100  24,588,362
    Sanken Electric Co., Ltd.............................    22,000     460,621
    Sanki Engineering Co., Ltd........................... 1,313,800  13,712,810
#   Sanko Gosei, Ltd.....................................    17,100      55,347
    Sanko Metal Industrial Co., Ltd......................    41,700   1,108,001
    Sankyo Seiko Co., Ltd................................   623,800   2,291,942
    Sankyo Tateyama, Inc.................................   587,100   7,273,986
    Sanoh Industrial Co., Ltd............................   605,600   3,306,104
#   Sanoyas Holdings Corp................................   256,600     452,024
#   Sansei Technologies, Inc.............................    34,800     572,652
#   Sansha Electric Manufacturing Co., Ltd...............   148,300   1,279,984
    Sanshin Electronics Co., Ltd.........................   199,100   3,078,097
    Sanyo Chemical Industries, Ltd.......................   195,400   9,375,343
    Sanyo Denki Co., Ltd.................................    16,800     637,498
#   Sanyo Engineering & Construction, Inc................    92,300     562,872
    Sanyo Housing Nagoya Co., Ltd........................    69,200     584,057
    Sanyo Industries, Ltd................................    60,600   1,012,152
#   Sanyo Shokai, Ltd....................................    30,763     497,105
#   Sanyo Special Steel Co., Ltd.........................   623,300  13,506,663
    Sata Construction Co., Ltd...........................    75,700     266,323
    Sato Shoji Corp......................................   204,500   1,707,918
#   Sawada Holdings Co., Ltd.............................    41,500     412,716
    Saxa Holdings, Inc...................................   168,999   2,698,515
    Scroll Corp..........................................   663,500   2,591,873
    Seibu Electric & Machinery Co., Ltd..................     1,700      14,800
    Seika Corp...........................................   141,900   1,902,365
*   Seikitokyu Kogyo Co., Ltd............................   565,170   3,179,863
    Seiko Holdings Corp..................................   466,200   9,817,433
    Seikoh Giken Co., Ltd................................     3,900      64,524
    Sekisui Jushi Corp...................................   413,500   7,789,338

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Sekisui Plastics Co., Ltd............................   767,300 $ 6,478,971
#   Senshu Electric Co., Ltd.............................   107,200   2,486,917
    Senshu Ikeda Holdings, Inc........................... 4,728,400  12,967,456
*   Senshukai Co., Ltd...................................    32,800      75,491
    Shibaura Mechatronics Corp...........................    56,899   1,821,982
    Shibusawa Warehouse Co., Ltd. (The)..................   104,600   1,453,422
#   Shiga Bank, Ltd. (The)...............................   499,700  11,631,318
    Shikibo, Ltd.........................................   333,300   3,201,411
    Shikoku Bank, Ltd. (The).............................   599,700   5,786,459
    Shimachu Co., Ltd.................................... 1,136,800  32,575,814
    Shimane Bank, Ltd. (The).............................    19,300     125,637
    Shimizu Bank, Ltd. (The).............................    14,500     206,943
    Shin Nippon Air Technologies Co., Ltd................   306,920   4,773,744
    Shinagawa Refractories Co., Ltd......................   146,600   4,917,390
    Shindengen Electric Manufacturing Co., Ltd...........   102,600   4,074,735
    Shin-Etsu Polymer Co., Ltd...........................   486,800   3,669,028
    Shinko Electric Industries Co., Ltd.................. 1,842,700  12,705,589
    Shinko Plantech Co., Ltd.............................   105,500   1,118,369
    Shinko Shoji Co., Ltd................................   420,400   6,509,443
    Shinko Wire Co., Ltd.................................    14,899     144,994
#   Shinmaywa Industries, Ltd............................ 1,546,600  20,890,700
    Shinnihon Corp.......................................   285,100   2,627,728
    Shinsho Corp.........................................   112,099   2,552,933
    Shizuoka Gas Co., Ltd................................   873,100   7,074,412
    Shofu, Inc...........................................    46,500     463,605
    Showa Corp...........................................   146,300   1,886,403
    Sigma Koki Co., Ltd..................................     7,300      93,077
    Sinanen Holdings Co., Ltd............................   199,900   4,064,702
    Sintokogio, Ltd......................................   873,962   7,397,174
    SK-Electronics Co., Ltd..............................     7,000     114,735
    SKY Perfect JSAT Holdings, Inc....................... 2,685,700  11,828,528
#   SMK Corp.............................................    68,899   1,601,143
    SNT Corp............................................. 1,191,500   3,642,539
    Soda Nikka Co., Ltd..................................   170,000     807,379
    Sodick Co., Ltd......................................   577,900   4,384,550
    Soft99 Corp..........................................    50,000     418,124
    Soken Chemical & Engineering Co., Ltd................    21,900     377,883
    Soshin Electric Co., Ltd.............................     4,200      13,756
    SPK Corp.............................................    28,618     604,247
    Starzen Co., Ltd.....................................    35,700   1,219,653
#   Subaru Enterprise Co., Ltd...........................    27,400   1,354,815
    Sugimoto & Co., Ltd..................................   110,300   1,780,736
#   Suminoe Textile Co., Ltd.............................   174,900   3,876,137
    Sumitomo Bakelite Co., Ltd...........................    15,600     581,659
    Sumitomo Densetsu Co., Ltd...........................   178,300   2,921,424
#   Sumitomo Osaka Cement Co., Ltd.......................   454,999  20,187,892
    Sumitomo Precision Products Co., Ltd.................    92,816   2,495,528
    Sumitomo Riko Co., Ltd...............................   858,200   7,695,991
    Sumitomo Seika Chemicals Co., Ltd....................     3,300     130,859
    Sumitomo Warehouse Co., Ltd. (The)................... 1,344,000  17,290,294
    Suncall Corp.........................................   138,300     800,567
    Sun-Wa Technos Corp..................................   229,200   1,945,980
#   Suzuki Co., Ltd......................................    72,500     441,206
    SWCC Showa Holdings Co., Ltd.........................   262,500   1,523,387
    T Hasegawa Co., Ltd..................................    33,000     488,024
    T RAD Co., Ltd.......................................   195,400   4,103,708
    T&K Toka Co., Ltd....................................   186,400   1,664,678
    Tachibana Eletech Co., Ltd...........................   378,920   5,448,624
#   Tachikawa Corp.......................................   225,000   2,007,557

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Tachi-S Co., Ltd.....................................   653,900 $ 8,985,016
    Taihei Dengyo Kaisha, Ltd............................   367,000   8,194,131
    Taiheiyo Kouhatsu, Inc...............................   217,700   1,443,062
    Taiho Kogyo Co., Ltd.................................   506,600   4,555,191
#   Taiko Bank, Ltd. (The)...............................    18,400     281,830
    Takachiho Koheki Co., Ltd............................    26,800     233,771
    Takano Co., Ltd......................................   249,700   1,863,597
    Takaoka Toko Co., Ltd................................   236,644   3,219,450
    Takara Standard Co., Ltd.............................   566,152   8,118,348
    Takasago International Corp..........................   145,400   4,497,143
    Takashima & Co., Ltd.................................    23,300     373,182
    Take And Give Needs Co., Ltd.........................   309,750   5,241,658
    TAKEBISHI Corp.......................................     6,500      83,402
    Takeei Corp..........................................   264,200   1,736,627
#   Takigami Steel Construction Co., Ltd. (The)..........     2,900     133,267
#   Takisawa Machine Tool Co., Ltd.......................    93,000   1,299,000
    Tamron Co., Ltd......................................    53,700     848,720
    Tamura Corp..........................................   447,348   2,483,692
#   Tanabe Engineering Corp..............................    31,300     239,208
    Tatsuta Electric Wire and Cable Co., Ltd.............   337,400   1,558,831
    Tayca Corp...........................................   241,600   3,922,114
    Tbk Co., Ltd.........................................   680,800   2,501,209
    TECHNO ASSOCIE Co., Ltd..............................   166,200   1,645,281
#   Techno Ryowa, Ltd....................................   225,570   1,796,718
    Teikoku Tsushin Kogyo Co., Ltd.......................   164,900   1,793,106
    Tekken Corp..........................................    75,300   1,822,364
    Tenma Corp...........................................   451,500   6,877,413
    Teraoka Seisakusho Co., Ltd..........................    81,400     405,154
    Terasaki Electric Co., Ltd...........................    13,100     113,245
#   Tigers Polymer Corp..................................   313,300   1,662,129
    Toa Corp.............................................   139,300   1,219,239
    Toa Corp.............................................   434,200   5,495,310
#   Toa Oil Co., Ltd.....................................   137,000   2,077,279
    TOA ROAD Corp........................................   124,100   3,441,766
    Toabo Corp...........................................    79,300     325,228
    Toagosei Co., Ltd.................................... 1,511,600  17,606,694
    Tobishima Corp.......................................    30,900     409,614
    Tochigi Bank, Ltd. (The)............................. 1,134,099   2,488,593
#   Toda Kogyo Corp......................................    75,998   1,569,199
    Toei Co., Ltd........................................    47,200   5,808,518
    Toenec Corp..........................................   229,300   6,567,608
#   Togami Electric Manufacturing Co., Ltd...............    13,000     160,565
    Toho Acetylene Co., Ltd..............................    19,200     238,608
    Toho Bank, Ltd. (The)................................ 5,139,500  14,795,983
#   Toho Co., Ltd........................................     5,800     110,112
#   Toho Holdings Co., Ltd...............................   478,900  11,730,774
    Toho Zinc Co., Ltd...................................   195,100   6,455,978
#   Tohoku Bank, Ltd. (The)..............................   166,899   1,627,290
    Tohoku Steel Co., Ltd................................    14,100     173,209
    Tohokushinsha Film Corp..............................     8,000      45,892
#   Tohto Suisan Co., Ltd................................    72,300   1,539,427
    Tokai Lease Co., Ltd.................................    61,799   1,002,531
    Tokai Rika Co., Ltd..................................   870,000  15,479,313
    Tokai Tokyo Financial Holdings, Inc..................   266,400   1,174,093
    Tokushu Tokai Paper Co., Ltd.........................   194,522   6,858,180
#   Tokyo Dome Corp......................................   813,800   6,832,068
    Tokyo Electron Device, Ltd...........................   203,700   3,308,133
    Tokyo Energy & Systems, Inc..........................   716,500   6,211,100
#   Tokyo Keiki, Inc.....................................   332,676   2,799,457

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Tokyo Kiraboshi Financial Group, Inc.................    88,657 $ 1,251,974
    Tokyo Printing Ink Manufacturing Co., Ltd............     3,600      83,435
    Tokyo Radiator Manufacturing Co., Ltd................    30,000     253,388
    Tokyo Rope Manufacturing Co., Ltd....................    62,200     555,390
    Tokyo Sangyo Co., Ltd................................   561,000   2,705,336
    Tokyo Tekko Co., Ltd.................................   162,600   1,788,315
    Tokyu Recreation Co., Ltd............................    37,466   1,662,183
    Toli Corp............................................ 1,230,200   2,775,887
    Tomato Bank, Ltd.....................................   142,800   1,372,194
    Tomen Devices Corp...................................    11,900     252,030
#   Tomoe Corp...........................................   916,200   3,235,582
    Tomoe Engineering Co., Ltd...........................   122,700   2,705,860
    Tomoku Co., Ltd......................................   304,900   4,482,494
    TOMONY Holdings, Inc................................. 3,401,200  12,583,146
    Tonami Holdings Co., Ltd.............................   163,000   8,513,236
    Toppan Forms Co., Ltd................................   904,600   7,585,101
    Topre Corp...........................................    70,600   1,545,765
    Topy Industries, Ltd.................................   537,400  11,541,410
#   Torigoe Co., Ltd. (The)..............................    48,700     349,174
    Torii Pharmaceutical Co., Ltd........................   192,300   4,234,224
    Torishima Pump Manufacturing Co., Ltd................    17,300     145,169
    Tosei Corp...........................................   545,900   5,126,110
#   Toshiba Machine Co., Ltd.............................   152,100   3,059,920
    Tosho Printing Co., Ltd..............................    31,100     271,940
    Tottori Bank, Ltd. (The).............................    61,499     755,964
    Towa Bank, Ltd. (The)................................   693,600   4,555,242
    Towa Corp............................................    40,508     257,683
    Toyo Construction Co., Ltd........................... 1,346,700   5,147,832
    Toyo Corp............................................   163,600   1,209,207
#   Toyo Denki Seizo K.K.................................   152,850   1,863,938
    Toyo Ink SC Holdings Co., Ltd........................   728,600  16,512,400
    Toyo Kanetsu K.K.....................................   128,900   2,744,030
    Toyo Logistics Co., Ltd..............................    11,200      28,441
    Toyo Machinery & Metal Co., Ltd......................   185,100     986,695
    Toyo Securities Co., Ltd............................. 1,590,900   2,498,688
#   Toyo Tanso Co., Ltd..................................   250,200   5,328,926
    Toyo Wharf & Warehouse Co., Ltd......................   114,899   1,492,662
    Toyobo Co., Ltd...................................... 1,372,300  20,362,652
    TPR Co., Ltd.........................................    50,500   1,078,983
    Trinity Industrial Corp..............................     3,000      15,740
    TSI Holdings Co., Ltd................................ 1,952,420  13,125,859
    Tsubakimoto Chain Co.................................   380,200  14,079,558
    Tsubakimoto Kogyo Co., Ltd...........................    28,700     858,243
#   Tsudakoma Corp.......................................    80,100   1,366,337
    Tsukada Global Holdings, Inc.........................   270,600   1,502,797
    Tsukishima Kikai Co., Ltd............................   363,300   4,757,479
    Tsukuba Bank, Ltd.................................... 1,337,867   2,693,200
    Tsurumi Manufacturing Co., Ltd.......................   247,600   4,158,148
    Tsutsumi Jewelry Co., Ltd............................   125,800   2,077,054
    TV Asahi Holdings Corp...............................   319,100   5,909,068
    Tv Tokyo Holdings Corp...............................   304,800   6,449,266
#   TYK Corp.............................................   671,800   2,354,443
#   UACJ Corp............................................   953,199  20,557,409
    Uchida Yoko Co., Ltd.................................   276,900   5,783,297
    Uchiyama Holdings Co., Ltd...........................     9,300      37,753
    Ueki Corp............................................    18,700     379,800
    UKC Holdings Corp....................................   183,900   3,250,838
#   Uniden Holdings Corp.................................   125,099   2,433,441
    UNIMAT Retirement Community Co., Ltd.................     3,400      60,635

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES      VALUE>>
                                                          --------- --------------
JAPAN -- (Continued)
    Unipres Corp.........................................   851,700 $   16,482,382
    United Super Markets Holdings, Inc...................   376,200      4,026,289
*   U-Shin, Ltd..........................................   691,100      6,243,783
    Ushio, Inc........................................... 1,766,600     20,115,388
    Utoc Corp............................................    93,200        436,875
#   Vital KSK Holdings, Inc..............................   413,015      4,207,408
    Wacoal Holdings Corp.................................   575,000     15,592,338
    Wakachiku Construction Co., Ltd......................   166,200      2,257,406
    Wakita & Co., Ltd....................................   942,700     10,030,285
    Warabeya Nichiyo Holdings Co., Ltd...................   225,900      3,796,984
    Wood One Co., Ltd....................................    96,300        887,196
    Xebio Holdings Co., Ltd..............................   643,500      7,540,867
#   YAC Holdings Co., Ltd................................   226,600      1,353,755
    Yachiyo Industry Co., Ltd............................   101,300        670,530
    Yahagi Construction Co., Ltd.........................   125,300        789,136
#   Yaizu Suisankagaku Industry Co., Ltd.................    70,000        645,449
    YAMABIKO Corp........................................   130,296      1,292,710
    Yamagata Bank, Ltd. (The)............................   390,300      7,069,306
    Yamanashi Chuo Bank, Ltd. (The)......................   345,700      4,410,751
    Yamatane Corp........................................   280,299      4,290,185
    Yamato Corp..........................................   353,600      1,539,856
    Yamato International, Inc............................    73,100        278,280
    Yamaya Corp..........................................    23,400        464,848
    Yamazawa Co., Ltd....................................     4,900         78,136
    Yasuda Logistics Corp................................   251,500      1,901,610
    Yellow Hat, Ltd......................................   223,800      5,280,264
    Yodogawa Steel Works, Ltd............................   504,800     10,261,718
    Yokogawa Bridge Holdings Corp........................   296,200      5,403,608
#   Yokohama Reito Co., Ltd.............................. 1,239,800     10,548,200
    Yondenko Corp........................................    83,650      2,016,121
    Yorozu Corp..........................................   550,900      7,625,044
#   Yotai Refractories Co., Ltd..........................   232,500      1,441,818
#   Yuasa Funashoku Co., Ltd.............................    61,999      2,106,347
#   Yuken Kogyo Co., Ltd.................................    50,000        870,323
    Yurtec Corp.......................................... 1,264,800     10,689,361
    Yushiro Chemical Industry Co., Ltd...................   166,100      1,792,338
    Yutaka Giken Co., Ltd................................     3,300         60,396
    Zaoh Co., Ltd........................................     4,300         49,923
#   Zenitaka Corp. (The).................................    43,400      2,014,469
                                                                    --------------
TOTAL JAPAN..............................................            3,427,774,153
                                                                    --------------
NETHERLANDS -- (2.6%)
    Accell Group NV......................................    71,772      1,578,212
    APERAM SA............................................ 1,534,555     46,842,371
#   Arcadis NV...........................................   979,039     12,712,132
    ASM International NV.................................   348,529     16,883,696
    ASR Nederland NV..................................... 1,361,979     57,445,722
#   Beter Bed Holding NV.................................   108,600        560,290
    BinckBank NV......................................... 1,164,022      8,311,949
#   Boskalis Westminster................................. 2,398,257     63,020,583
#*  Fugro NV.............................................     3,668         40,451
#*  Heijmans NV..........................................   360,296      3,763,109
    Hunter Douglas NV....................................     2,694        175,806
    KAS Bank NV..........................................   369,082      2,568,931
#   Koninklijke BAM Groep NV............................. 8,847,065     31,626,727
*   Lucas Bols NV........................................    25,858        463,037
    Ordina NV............................................ 3,279,389      5,581,209
#   SBM Offshore NV...................................... 5,272,467     87,026,206
    Signify NV...........................................   304,744      7,549,397

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
NETHERLANDS -- (Continued)
    Van Lanschot Kempen NV...............................     71,775 $  1,678,337
                                                                     ------------
TOTAL NETHERLANDS........................................             347,828,165
                                                                     ------------
NEW ZEALAND -- (0.4%)
    Air New Zealand, Ltd.................................  3,840,044    7,467,675
#   Arvida Group, Ltd....................................    755,493      685,338
#   Chorus, Ltd..........................................  6,696,102   22,734,235
    Colonial Motor Co., Ltd. (The).......................    240,545    1,323,071
    Comvita, Ltd.........................................      6,417       20,294
    Heartland Group Holdings, Ltd........................  2,067,416    1,972,017
    Kathmandu Holdings, Ltd..............................    794,174    1,312,400
    Metlifecare, Ltd.....................................    834,479    2,987,084
#   Metro Performance Glass, Ltd.........................    136,038       46,043
    Millennium & Copthorne Hotels New Zealand, Ltd.......    838,561    1,702,808
    New Zealand Refining Co., Ltd. (The).................  2,104,946    3,394,298
#   NZME, Ltd............................................  1,169,418      395,551
    PGG Wrightson, Ltd...................................  2,351,265      786,506
*   Rubicon, Ltd.........................................    842,745      128,297
    Sanford, Ltd.........................................  1,013,169    4,695,030
    SKY Network Television, Ltd..........................    757,917      990,891
    Summerset Group Holdings, Ltd........................    375,785    1,589,498
    Tourism Holdings, Ltd................................     89,825      303,376
    Warehouse Group, Ltd. (The)..........................    622,779      882,511
                                                                     ------------
TOTAL NEW ZEALAND........................................              53,416,923
                                                                     ------------
NORWAY -- (0.9%)
#*  Akastor ASA..........................................  1,298,867    1,986,979
*   Aker Solutions ASA...................................    221,671    1,210,049
    American Shipping Co. ASA............................    770,308    3,014,087
*   Archer, Ltd..........................................  1,460,862      819,056
    Austevoll Seafood ASA................................    617,574    7,886,698
#*  Avance Gas Holding, Ltd..............................  1,363,841    2,116,360
#*  Axactor SE...........................................    847,578    2,089,844
#   B2Holding ASA........................................    803,129    1,361,567
    Bonheur ASA..........................................    508,977    7,063,885
#*  BW LPG, Ltd..........................................  2,632,119    8,088,007
*   BW Offshore, Ltd.....................................  3,334,192   15,883,290
#*  DOF ASA..............................................  3,601,298    1,453,688
*   FLEX LNG, Ltd........................................  2,316,030    3,034,302
*   Frontline, Ltd.......................................    913,914    4,696,120
#   Hoegh LNG Holdings, Ltd..............................     99,919      460,901
#*  Kongsberg Automotive ASA............................. 10,038,370    8,555,676
*   Kvaerner ASA.........................................  4,426,927    6,261,669
#*  Norwegian Air Shuttle ASA............................     37,216      569,046
#   Ocean Yield ASA......................................    871,241    6,266,099
#*  Odfjell Drilling, Ltd................................  1,802,225    5,305,255
    Odfjell SE, Class A..................................    243,825      829,521
#*  Otello Corp. ASA.....................................    592,989      995,387
*   Petroleum Geo-Services ASA...........................  7,821,062   17,646,003
*   Prosafe SE...........................................     74,713      143,779
#*  REC Silicon ASA......................................  8,449,308      577,621
    Sbanken ASA..........................................    215,419    1,956,106
    Selvaag Bolig ASA....................................    322,663    1,661,135
#*  Solstad Offshore ASA.................................    246,228       44,148
    Stolt-Nielsen, Ltd...................................    556,674    6,717,206
    Wilh Wilhelmsen Holding ASA, Class A.................    272,833    4,774,061
#   XXL ASA..............................................    617,475    2,071,720
                                                                     ------------
TOTAL NORWAY.............................................             125,539,265
                                                                     ------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                            SHARES      VALUE>>
                                                          ----------- -----------
PORTUGAL -- (0.4%)
*   Banco Comercial Portugues SA, Class R................ 117,922,805 $32,513,846
#   Corticeira Amorim SGPS SA............................   1,256,604  13,995,347
    Sonae Capital SGPS SA................................   1,284,054   1,307,207
    Sonae SGPS SA........................................   3,639,126   3,796,963
                                                                      -----------
TOTAL PORTUGAL...........................................              51,613,363
                                                                      -----------
SINGAPORE -- (1.0%)
    Accordia Golf Trust..................................   6,691,600   2,737,372
*   ASL Marine Holdings, Ltd.............................     200,850       8,779
#   Banyan Tree Holdings, Ltd............................   2,703,600   1,186,224
    Bonvests Holdings, Ltd...............................   1,303,080   1,240,130
#   Chip Eng Seng Corp., Ltd.............................   9,864,198   5,161,008
    Chuan Hup Holdings, Ltd..............................   7,277,100   1,759,261
    CITIC Envirotech, Ltd................................     313,800     101,323
    Delong Holdings, Ltd.................................     202,800     884,154
#*  Ezra Holdings, Ltd...................................  19,865,110     150,855
#   Far East Orchard, Ltd................................   5,078,142   4,756,335
    First Sponsor Group, Ltd.............................     967,655     929,715
    Frencken Group, Ltd..................................     732,100     226,534
    Fu Yu Corp., Ltd.....................................   5,304,900     808,215
    GK Goh Holdings, Ltd.................................   2,292,274   1,507,086
    GL, Ltd..............................................     143,000      77,063
    Golden Agri-Resources, Ltd...........................  14,906,400   2,813,016
    GP Industries, Ltd...................................   2,112,708     934,369
#   GuocoLand, Ltd.......................................   2,385,900   3,248,266
    Halcyon Agri Corp., Ltd..............................      84,277      30,079
    Hanwell Holdings, Ltd................................   4,792,243     787,078
    Haw Par Corp., Ltd...................................     189,800   1,748,152
    Hiap Hoe, Ltd........................................      43,100      27,729
    Ho Bee Land, Ltd.....................................   6,587,800  12,288,503
    Hong Fok Corp., Ltd..................................   7,989,160   4,194,772
*   Hong Leong Asia, Ltd.................................   2,161,400     940,065
#   Hong Leong Finance, Ltd..............................     582,700   1,134,933
#   Hotel Grand Central, Ltd.............................   3,113,788   3,102,056
    Hour Glass, Ltd. (The)...............................     984,360     457,430
    Hutchison Port Holdings Trust........................  10,062,500   2,523,927
#*  Hyflux, Ltd..........................................   6,643,700     182,704
    Indofood Agri Resources, Ltd.........................      65,900      10,773
    InnoTek, Ltd.........................................   2,262,200     749,149
    Isetan Singapore, Ltd................................     166,500     370,426
#   k1 Ventures, Ltd.....................................   2,371,600      10,923
    Keppel Telecommunications & Transportation, Ltd......      20,100      28,092
    Koh Brothers Group, Ltd..............................     998,400     181,940
#   Lian Beng Group, Ltd.................................   7,072,400   2,578,899
    Low Keng Huat Singapore, Ltd.........................     252,600     108,087
    Lum Chang Holdings, Ltd..............................   1,565,200     418,851
#   Metro Holdings, Ltd..................................  10,185,160   7,501,171
    Mewah International, Inc.............................      95,000      17,306
#*  Midas Holdings, Ltd..................................  29,857,700     798,453
*   Nam Cheong, Ltd......................................     586,540       2,597
    NSL, Ltd.............................................     485,600     416,756
#   OUE, Ltd.............................................   4,619,900   5,259,476
    Oxley Holdings, Ltd..................................     130,300      29,079
#   QAF, Ltd.............................................   3,624,108   1,887,629
*   Raffles Education Corp., Ltd.........................   3,822,490     310,700
    RHT Health Trust.....................................     631,200      14,082
#   SIIC Environment Holdings, Ltd.......................   4,305,500   1,025,929
    Sinarmas Land, Ltd...................................      80,300      14,952
#   Sing Holdings, Ltd...................................   1,114,300     314,817

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
SINGAPORE -- (Continued)
    Sing Investments & Finance, Ltd......................    144,600 $    165,328
    Singapore Reinsurance Corp., Ltd.....................  2,999,110      634,500
    Singapura Finance, Ltd...............................    210,000      142,879
#*  Sino Grandness Food Industry Group, Ltd..............  5,888,954      285,257
#   Stamford Land Corp., Ltd.............................  3,722,200    1,355,274
#   Sunningdale Tech, Ltd................................  2,855,680    3,187,414
*   SunVic Chemical Holdings, Ltd........................  3,557,700       58,141
#*  Swiber Holdings, Ltd................................. 10,918,800      165,461
*   Tiong Woon Corp. Holding, Ltd........................  2,080,150      418,053
#   Tuan Sing Holdings, Ltd.............................. 18,267,906    5,368,433
    United Engineers, Ltd................................  9,133,632   17,317,290
#   United Industrial Corp., Ltd.........................  3,688,421    8,189,434
*   Vibrant Group, Ltd...................................    537,670       57,545
    Wee Hur Holdings, Ltd................................    417,500       65,167
    Wheelock Properties Singapore, Ltd...................  3,642,300    5,681,793
    Wing Tai Holdings, Ltd...............................  9,931,254   15,158,250
#   Yeo Hiap Seng, Ltd...................................    381,556      264,052
                                                                     ------------
TOTAL SINGAPORE..........................................             136,511,491
                                                                     ------------
SPAIN -- (2.6%)
#   Acciona SA...........................................    808,315   76,962,752
#   Acerinox SA..........................................  4,586,964   49,985,070
*   Adveo Group International SA.........................     15,262        8,472
    Alantra Partners SA..................................     37,365      563,718
    Applus Services SA...................................    476,517    5,463,113
    Azkoyen SA...........................................      9,480       73,188
*   Baron de Ley.........................................     21,394    2,680,551
    Construcciones y Auxiliar de Ferrocarriles SA........    256,048   11,535,848
*   Deoleo SA............................................      4,021          378
#   Ebro Foods SA........................................  1,792,059   36,894,743
#*  eDreams ODIGEO SA....................................  1,350,262    4,175,391
    Elecnor SA...........................................     75,325    1,059,780
    Enagas SA............................................    202,701    5,908,318
    Ence Energia y Celulosa SA...........................  3,416,181   26,527,275
    Ercros SA............................................  3,461,145   14,383,888
    Euskaltel SA.........................................  1,020,246    9,349,369
*   Fluidra SA...........................................    114,943    1,303,538
    Grupo Catalana Occidente SA..........................    581,469   23,042,094
    Iberpapel Gestion SA.................................    116,627    4,248,506
*   Liberbank SA......................................... 10,431,157    5,151,738
    Melia Hotels International SA........................  2,449,562   24,575,684
#   Miquel y Costas & Miquel SA..........................     96,842    1,891,331
#*  Natra SA.............................................    440,659      450,314
#   Obrascon Huarte Lain SA..............................  2,465,478    2,253,287
    Parques Reunidos Servicios Centrales SAU.............     26,536      318,969
*   Quabit Inmobiliaria SA...............................  1,491,013    2,396,366
#   Sacyr S.A............................................ 12,240,857   29,549,546
    Sacyr S.A............................................    349,739      842,254
*   Talgo SA.............................................    456,387    2,846,060
    Telepizza Group SA...................................    528,062    3,685,562
#   Tubacex SA...........................................  2,412,237    7,849,210
    Unicaja Banco SA.....................................    415,915      487,857
*   Vocento SA...........................................    644,288      825,686
                                                                     ------------
TOTAL SPAIN..............................................             357,289,856
                                                                     ------------
SWEDEN -- (2.2%)
*   AcadeMedia AB........................................    422,677    2,198,713
    Acando AB............................................  1,495,739    4,885,475

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SWEDEN -- (Continued)
    AddNode Group AB.....................................    19,988 $   245,204
    AF AB, Class B.......................................   166,608   2,936,802
    Ahlsell AB...........................................   507,070   3,059,250
#   Alimak Group AB......................................   135,104   1,807,533
    Arjo AB, Class B..................................... 1,421,880   5,058,971
*   BE Group AB..........................................     1,347       6,416
*   Beijer Electronics Group AB..........................     8,520      43,258
#   Bergman & Beving AB..................................   417,630   4,015,217
    Besqab AB............................................       986      10,623
    Betsson AB...........................................   172,722   1,590,749
    Bilia AB, Class A....................................   452,815   3,983,650
#   BillerudKorsnas AB................................... 1,371,896  17,324,785
    Bjorn Borg AB........................................    51,652     123,971
    Bonava AB............................................     6,086      75,596
    Bonava AB, Class B...................................   819,737  10,269,733
    Bufab AB.............................................     3,441      35,981
#   Bulten AB............................................   405,320   3,935,663
    Bure Equity AB....................................... 1,110,723  13,682,372
#   Byggmax Group AB.....................................   497,676   1,868,394
    Clas Ohlson AB, Class B..............................    91,166     793,909
    Cloetta AB, Class B.................................. 4,335,541  11,500,709
*   Collector AB.........................................    54,913     295,631
#   Dometic Group AB..................................... 1,019,659   7,275,183
*   Doro AB..............................................   321,221   1,345,309
#   Duni AB..............................................   489,271   5,762,240
    Eastnine AB..........................................    23,820     267,212
#   Elanders AB, Class B.................................   103,183   1,061,691
#*  Eltel AB.............................................    86,389     137,170
    Granges AB........................................... 1,390,613  13,374,577
    Gunnebo AB...........................................   585,513   1,483,880
    Haldex AB............................................ 1,146,060   8,049,011
#   Hoist Finance AB.....................................   941,165   4,565,906
    Holmen AB, Class B...................................   498,268  10,678,019
    Humana AB............................................    88,856     659,262
#*  International Petroleum Corp.........................   836,077   3,041,553
    Inwido AB............................................   711,582   4,568,650
#   ITAB Shop Concept AB, Class B........................   121,363     179,329
#   JM AB................................................ 1,272,506  25,725,744
    KappAhl AB........................................... 1,165,454   2,240,866
    KNOW IT AB...........................................   131,298   2,378,655
    Lindab International AB.............................. 1,637,882  13,199,621
    Mekonomen AB.........................................   398,446   3,177,034
    Momentum Group AB, Class B...........................   384,096   3,657,891
#*  Net Insight AB, Class B.............................. 1,338,744     333,047
    New Wave Group AB, Class B........................... 1,536,757   9,087,906
    Nobia AB.............................................    60,852     352,863
    Nordic Waterproofing Holding A.S.....................   129,090   1,044,843
#   Opus Group AB........................................ 5,192,826   3,296,121
    Peab AB.............................................. 3,854,913  32,134,805
    Pricer AB, Class B................................... 1,047,423   1,217,033
*   Radisson Hospitality AB..............................   290,047   1,358,268
    Ratos AB, Class B.................................... 2,988,824   8,585,568
*   Recipharm AB, Class B................................   464,405   5,988,353
#   Resurs Holding AB.................................... 1,362,614   8,981,357
    Rottneros AB......................................... 1,266,632   1,273,884
*   SAS AB............................................... 4,864,518  13,151,619
    Scandic Hotels Group AB..............................   991,410   9,462,001
    Semcon AB............................................   237,340   1,317,643
#   Systemair AB.........................................    34,008     356,327

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
SWEDEN -- (Continued)
    VBG Group AB, Class B................................     26,481 $    379,648
                                                                     ------------
TOTAL SWEDEN.............................................             300,898,694
                                                                     ------------
SWITZERLAND -- (4.0%)
    Allreal Holding AG...................................    268,946   43,626,701
*   Alpiq Holding AG.....................................     16,413    1,271,947
    ALSO Holding AG......................................     63,881    8,264,423
#   ams AG...............................................     94,997    2,546,486
#*  Arbonia AG...........................................    868,589   10,506,486
    Autoneum Holding AG..................................     10,939    1,792,412
    Banque Cantonale de Geneve...........................     31,258    6,146,187
#   Banque Cantonale du Jura SA..........................      7,739      405,213
    Banque Cantonale Vaudoise............................      9,166    7,269,169
    Bell Food Group AG...................................     33,831   10,600,255
    Bellevue Group AG....................................    105,281    2,331,703
#   Berner Kantonalbank AG...............................     33,511    7,098,974
    Bobst Group SA.......................................    102,017    8,245,110
    Bucher Industries AG.................................     24,927    7,612,639
    Calida Holding AG....................................     25,466      763,291
    Carlo Gavazzi Holding AG.............................      7,500    2,068,128
#   Cham Group AG........................................      9,993    4,182,441
    Cicor Technologies, Ltd..............................     16,649      728,153
    Cie Financiere Tradition SA..........................     18,546    1,996,223
    Coltene Holding AG...................................     40,950    3,910,454
    Conzzeta AG..........................................     19,055   16,593,973
    Daetwyler Holding AG.................................     22,432    3,388,546
*   Dottikon Es Holding AG...............................         10        4,436
#   EFG International AG.................................  1,151,434    6,828,295
    Emmi AG..............................................     19,250   16,253,327
    Energiedienst Holding AG.............................      5,537      164,242
#   Feintool International Holding AG....................     19,809    1,552,571
    Flughafen Zurich AG..................................     12,172    2,150,043
#   GAM Holding AG.......................................  3,429,251   14,968,745
    Gurit Holding AG.....................................      9,650    8,963,753
    Helvetia Holding AG..................................    134,026   79,348,387
#   HOCHDORF Holding AG..................................     10,843    1,341,692
    Huber & Suhner AG....................................    196,120   15,151,344
    Implenia AG..........................................    282,396    9,960,679
    Investis Holding SA..................................        341       21,190
    Jungfraubahn Holding AG..............................     29,174    3,993,023
#   Kudelski SA..........................................    236,622    1,578,302
*   Lastminute.com NV....................................      7,804      141,395
    Liechtensteinische Landesbank AG.....................    147,936    9,692,769
    Luzerner Kantonalbank AG.............................     15,476    7,410,111
#*  MCH Group AG.........................................      8,646      168,332
    Metall Zug AG........................................      1,033    3,022,469
    Mobimo Holding AG....................................     92,483   22,671,153
    OC Oerlikon Corp. AG.................................  1,247,770   16,124,196
*   Orascom Development Holding AG.......................     34,082      557,482
    Orell Fuessli Holding AG.............................        244       20,094
    Orior AG.............................................     92,219    7,906,036
    Phoenix Mecano AG....................................      5,575    2,730,431
    Plazza AG, Class A...................................     11,810    2,659,292
#   Rieter Holding AG....................................     21,419    2,966,222
*   Schmolz + Bickenbach AG.............................. 10,133,574    5,915,910
    Schweiter Technologies AG............................      5,179    4,903,692
    Siegfried Holding AG.................................     64,976   22,918,411
    St Galler Kantonalbank AG............................     41,771   20,888,783
    Swissquote Group Holding SA..........................     79,440    3,741,258

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
SWITZERLAND -- (Continued)
    Tamedia AG...........................................     18,927 $  2,179,099
    Thurgauer Kantonalbank...............................     11,153    1,161,457
#   u-blox Holding AG....................................     21,756    1,857,079
    Valiant Holding AG...................................    178,373   19,265,221
    Valora Holding AG....................................     81,767   21,730,340
    Vaudoise Assurances Holding SA.......................     22,749   11,569,704
    Vetropack Holding AG.................................      2,405    5,484,660
    Vontobel Holding AG..................................    229,037   12,910,905
    VP Bank AG...........................................     61,206    8,545,714
    Walliser Kantonalbank................................     12,070    1,396,086
    Zehnder Group AG.....................................    186,828    6,246,625
#   Zug Estates Holding AG, Class B......................        549      946,939
    Zuger Kantonalbank AG................................        141      859,803
                                                                     ------------
TOTAL SWITZERLAND........................................             542,220,611
                                                                     ------------
UNITED KINGDOM -- (15.3%)
*   Acacia Mining P.L.C..................................  4,126,310   10,592,440
    Aggreko P.L.C........................................  3,813,787   34,750,322
    Alliance Pharma P.L.C................................    208,199      174,642
    Alumasc Group P.L.C. (The)...........................     23,972       36,316
    Anglo Pacific Group P.L.C............................  1,742,706    3,735,071
    Anglo-Eastern Plantations P.L.C......................    258,654    1,888,361
#   Babcock International Group P.L.C....................  3,788,357   26,386,209
    Balfour Beatty P.L.C.................................  1,034,121    3,720,359
    Bank of Georgia Group P.L.C..........................    567,447   11,398,900
    BBA Aviation P.L.C...................................  5,416,360   16,809,471
    BCA Marketplace P.L.C................................     10,026       26,404
    Beazley P.L.C........................................  4,261,579   27,658,298
    Begbies Traynor Group P.L.C..........................     10,000        8,046
    Bellway P.L.C........................................  3,142,948  116,893,416
    Biffa P.L.C..........................................    125,066      291,751
    Bloomsbury Publishing P.L.C..........................    511,839    1,474,686
    Bodycote P.L.C.......................................  3,163,723   31,608,851
    Bovis Homes Group P.L.C..............................  4,767,183   63,385,855
    Braemar Shipping Services P.L.C......................      3,494        9,399
    Camellia P.L.C.......................................        230       33,246
*   Carclo P.L.C.........................................     33,236       21,165
    CareTech Holdings P.L.C..............................     81,825      381,060
*   Carpetright P.L.C....................................     34,230       10,143
    Carr's Group P.L.C...................................    546,767    1,181,362
    Castings P.L.C.......................................    447,407    2,307,985
    Centamin P.L.C....................................... 32,942,221   50,948,822
    Central Asia Metals P.L.C............................     59,797      179,550
    Charles Stanley Group P.L.C..........................      3,600       11,959
    Chemring Group P.L.C.................................  3,549,326    7,162,993
    Chesnara P.L.C.......................................  1,150,620    5,195,050
    Cineworld Group P.L.C................................  4,400,659   15,102,728
    Clarkson P.L.C.......................................     42,396    1,425,545
    Close Brothers Group P.L.C...........................  2,938,517   57,313,897
    CMC Markets P.L.C....................................    191,897      298,466
    Computacenter P.L.C..................................    582,915    8,005,247
    Consort Medical P.L.C................................      1,874       22,918
    Countryside Properties P.L.C.........................     27,688      111,551
*   Countrywide P.L.C....................................  1,184,147      142,321
    Crest Nicholson Holdings P.L.C.......................  5,318,244   26,299,432
#   CYBG P.L.C........................................... 11,893,164   27,385,157
    Daejan Holdings P.L.C................................      5,826      444,902
    Daily Mail & General Trust P.L.C., Class A...........    280,066    2,227,887
    Debenhams P.L.C......................................     90,397        4,432

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
UNITED KINGDOM -- (Continued)
    DFS Furniture P.L.C..................................    346,452 $ 1,077,705
    DiscoverIE Group P.L.C...............................  1,109,459   6,097,009
    Dixons Carphone P.L.C................................ 10,537,731  19,083,206
    Drax Group P.L.C.....................................  8,064,807  42,572,472
*   EI Group P.L.C....................................... 15,020,367  39,578,927
*   Eland Oil & Gas P.L.C................................     42,431      69,744
    Elementis P.L.C......................................  2,354,653   5,637,118
*   EnQuest P.L.C........................................ 28,882,059   7,277,224
    Entertainment One, Ltd...............................  2,029,796  10,506,814
    Epwin Group P.L.C....................................     34,293      34,469
    Equiniti Group P.L.C.................................    900,256   2,445,849
    Essentra P.L.C.......................................  1,019,395   4,994,990
*   Firstgroup P.L.C..................................... 24,269,152  29,493,194
    Flowtech Fluidpower P.L.C............................      7,109      11,024
*   Flybe Group P.L.C....................................     42,671       1,952
    Foxtons Group P.L.C..................................    538,919     375,142
    Fuller Smith & Turner P.L.C., Class A, Class A.......      9,954     141,344
    Future P.L.C.........................................     50,509     357,166
    Galliford Try P.L.C..................................  2,340,294  21,826,215
*   Gem Diamonds, Ltd....................................    194,820     253,442
*   Genel Energy P.L.C...................................    492,269   1,200,703
*   Georgia Capital P.L.C................................    524,643   7,468,915
    Grafton Group P.L.C..................................  5,180,843  50,020,969
    Grainger P.L.C.......................................  1,965,845   5,888,095
#   Greencore Group P.L.C................................  1,815,215   4,603,915
    Greene King P.L.C....................................  8,532,631  67,311,861
*   Gulf Keystone Petroleum, Ltd.........................  1,521,343   4,314,757
#*  Gulf Marine Services P.L.C...........................    709,162     184,931
    GVC Holdings P.L.C...................................  2,725,348  24,015,183
    H&T Group P.L.C......................................        117         464
    Halfords Group P.L.C.................................  4,296,350  13,057,703
    Headlam Group P.L.C..................................    132,371     678,962
    Helical P.L.C........................................  1,052,084   4,639,361
    Henry Boot P.L.C.....................................  1,271,673   4,334,619
    Highland Gold Mining, Ltd............................     87,823     189,603
    Hikma Pharmaceuticals P.L.C..........................     71,458   1,511,760
    Hiscox, Ltd..........................................  5,349,161  99,540,470
    Hochschild Mining P.L.C..............................  1,990,783   4,938,984
    Hostelworld Group P.L.C..............................      6,941      18,810
    Hunting P.L.C........................................  2,417,707  17,700,571
    Huntsworth P.L.C.....................................  2,355,647   3,368,770
    Inchcape P.L.C.......................................  3,460,149  26,035,725
    Intermediate Capital Group P.L.C.....................    377,515   5,039,505
    International Personal Finance P.L.C.................  2,073,152   5,597,938
#*  Interserve P.L.C.....................................    371,050      61,037
*   IP Group P.L.C.......................................    318,811     444,129
    John Laing Group P.L.C...............................  1,864,362   8,694,472
    John Wood Group P.L.C................................  3,784,284  26,858,507
    Just Group P.L.C.....................................  3,125,492   4,162,364
    Keller Group P.L.C...................................  1,501,730  10,216,207
    Kier Group P.L.C.....................................    607,122   4,115,506
    Kin & Carta P.L.C....................................     84,354     109,660
*   Lamprell P.L.C.......................................  1,200,752     881,768
    Lancashire Holdings, Ltd.............................  3,705,796  27,441,534
    Lookers P.L.C........................................  2,466,879   3,493,544
    Low & Bonar P.L.C....................................     22,411       5,328
    Low & Bonar P.L.C....................................     22,201         932
    LSL Property Services P.L.C..........................     30,026      98,805
    Man Group P.L.C...................................... 18,646,020  34,922,488

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
UNITED KINGDOM -- (Continued)
    Marshalls P.L.C......................................    687,789 $ 4,585,962
    Marston's P.L.C...................................... 13,650,335  16,961,404
    McCarthy & Stone P.L.C...............................  2,623,476   4,596,344
    McColl's Retail Group P.L.C..........................    189,191     142,789
    Mears Group P.L.C....................................  2,176,341   8,982,506
    Mediclinic International P.L.C.......................    611,671   2,526,129
    Meggitt P.L.C........................................ 13,157,225  89,110,886
*   Metro Bank P.L.C.....................................     14,647     209,344
    Millennium & Copthorne Hotels P.L.C..................  3,886,290  24,763,515
    Mitchells & Butlers P.L.C............................  6,688,017  24,869,773
    MJ Gleeson P.L.C.....................................    590,352   5,616,244
    Morgan Sindall Group P.L.C...........................    196,312   3,017,865
*   Mothercare P.L.C.....................................     51,391      10,600
    N Brown Group P.L.C..................................    273,638     313,457
    National Express Group P.L.C......................... 10,230,672  52,831,939
    New World Resources P.L.C., Class A..................     32,193          19
    Non-Standard Finance P.L.C...........................     29,058      21,159
    Norcros P.L.C........................................      4,990      12,432
    Northgate P.L.C......................................  2,155,959  10,509,111
#*  Nostrum Oil & Gas P.L.C..............................    168,004     304,721
    OneSavings Bank P.L.C................................  1,583,225   7,821,353
    Paragon Banking Group P.L.C..........................  6,535,858  35,598,278
    Pendragon P.L.C...................................... 13,247,529   4,528,581
#*  Petra Diamonds, Ltd..................................  1,230,890     532,713
*   Petropavlovsk P.L.C.................................. 35,334,161   3,731,176
#   Pets at Home Group P.L.C.............................  2,875,217   4,975,757
    Phoenix Group Holdings P.L.C......................... 10,380,055  86,543,839
    Playtech P.L.C.......................................  1,099,619   5,591,726
*   Premier Foods P.L.C..................................  5,949,151   3,126,350
#*  Premier Oil P.L.C.................................... 22,128,911  21,445,186
    PZ Cussons P.L.C.....................................     53,128     124,913
    QinetiQ Group P.L.C..................................    767,481   3,054,177
    Rank Group P.L.C.....................................    102,698     213,965
    Reach P.L.C..........................................    284,276     219,500
    Redcentric P.L.C.....................................     10,690      10,116
    Redrow P.L.C.........................................  7,697,104  58,698,762
    Renewi P.L.C.........................................  2,876,881     963,705
    Royal Mail P.L.C.....................................    967,009   3,407,177
    RPC Group P.L.C......................................  3,913,303  40,746,374
    RPS Group P.L.C......................................  3,483,544   6,117,654
    S&U P.L.C............................................        480      13,131
    Saga P.L.C........................................... 10,295,046  14,724,629
#   SDL P.L.C............................................    236,875   1,707,857
    Senior P.L.C.........................................  1,381,069   4,100,398
    Severfield P.L.C.....................................    777,804     725,532
    SIG P.L.C............................................ 11,776,626  18,432,894
    Soco International P.L.C.............................  1,435,958   1,389,169
    Speedy Hire P.L.C....................................  4,696,371   3,624,185
    Spire Healthcare Group P.L.C.........................    254,409     415,749
    Spirent Communications P.L.C.........................  1,847,704   3,575,547
*   Sportech P.L.C.......................................    225,581     107,721
*   Sports Direct International P.L.C....................  5,123,799  18,730,245
    St. Modwen Properties P.L.C..........................  3,569,120  19,219,502
    Stock Spirits Group P.L.C............................  2,179,701   6,611,296
    Superdry P.L.C.......................................    191,838   1,300,759
    Tate & Lyle P.L.C....................................    827,739   7,471,827
    Telford Homes P.L.C..................................      6,107      27,337
    TP ICAP P.L.C........................................  5,597,011  23,140,860
    Travis Perkins P.L.C.................................  3,665,269  58,913,213

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                              SHARES       VALUE>>
                                                            ---------- ---------------
UNITED KINGDOM -- (Continued)
      Trifast P.L.C........................................    827,194 $     2,058,385
      TT Electronics P.L.C.................................  3,059,522       8,240,775
*     Tullow Oil P.L.C..................................... 21,452,118      57,604,897
      Tyman P.L.C..........................................    636,980       1,940,862
      U & I Group P.L.C....................................  1,612,439       4,292,069
*     Vectura Group P.L.C..................................    609,968         593,411
      Vertu Motors P.L.C...................................    260,391         134,394
      Vesuvius P.L.C.......................................  7,530,093      55,612,327
      Vp P.L.C.............................................    277,894       3,673,220
      Xaar P.L.C...........................................    238,054         468,315
                                                                       ---------------
TOTAL UNITED KINGDOM.......................................              2,077,758,483
                                                                       ---------------
TOTAL COMMON STOCKS........................................             12,878,922,560
                                                                       ---------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Biotest AG...........................................     85,794       2,261,260
      Draegerwerk AG & Co. KGaA............................    163,313       9,069,464
      STO SE & Co. KGaA....................................     14,500       1,435,907
                                                                       ---------------
TOTAL GERMANY..............................................                 12,766,631
                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
#*    Intercell AG Rights 05/16/13.........................     41,929               0
                                                                       ---------------
JAPAN -- (0.0%)
*     Akatsuki Corp. Rights 12/25/18.......................     16,800           7,326
                                                                       ---------------
SINGAPORE -- (0.0%)
#*    Ezion Holdings, Ltd. Warrants 04/16/23............... 10,557,095               0
                                                                       ---------------
TOTAL RIGHTS/WARRANTS......................................                      7,326
                                                                       ---------------
TOTAL INVESTMENT SECURITIES................................             12,891,696,517
                                                                       ---------------

                                                                           VALUE+
                                                                       ---------------
SECURITIES LENDING COLLATERAL -- (5.2%)
@(S)  DFA Short Term Investment Fund....................... 61,487,684     711,473,990
                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $13,192,874,379)^^.............................            $13,603,170,507
                                                                       ===============

As of January 31, 2019, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...  1,135     03/15/19  $147,795,629 $153,480,375   $5,684,746
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $147,795,629 $153,480,375   $5,684,746
                                               ============ ============   ==========

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        ------------------------------------------------------
                                                           LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                                        -------------- --------------- ------- ---------------
Common Stocks
   Australia........................................... $    1,014,853 $   951,391,008   --    $   952,405,861
   Austria.............................................             --     134,683,892   --        134,683,892
   Belgium.............................................             --     195,995,678   --        195,995,678
   Canada..............................................  1,090,378,378             439   --      1,090,378,817
   China...............................................             --          27,342   --             27,342
   Denmark.............................................             --     210,207,373   --        210,207,373
   Finland.............................................             --     338,103,581   --        338,103,581
   France..............................................        326,827     530,655,985   --        530,982,812
   Germany.............................................             --     790,038,206   --        790,038,206
   Greece..............................................             --           1,966   --              1,966
   Hong Kong...........................................        375,662     442,303,885   --        442,679,547
   Ireland.............................................             --      25,153,883   --         25,153,883
   Israel..............................................             --     100,697,770   --        100,697,770
   Italy...............................................             --     646,714,828   --        646,714,828
   Japan...............................................             --   3,427,774,153   --      3,427,774,153
   Netherlands.........................................             --     347,828,165   --        347,828,165
   New Zealand.........................................      1,972,017      51,444,906   --         53,416,923
   Norway..............................................             --     125,539,265   --        125,539,265
   Portugal............................................             --      51,613,363   --         51,613,363
   Singapore...........................................        370,426     136,141,065   --        136,511,491
   Spain...............................................             --     357,289,856   --        357,289,856
   Sweden..............................................      3,041,553     297,857,141   --        300,898,694
   Switzerland.........................................             --     542,220,611   --        542,220,611
   United Kingdom......................................             --   2,077,758,483   --      2,077,758,483
Preferred Stocks.......................................
   Germany.............................................             --      12,766,631   --         12,766,631
Rights/Warrants........................................
   Japan...............................................             --           7,326   --              7,326
Securities Lending Collateral..........................             --     711,473,990   --        711,473,990
Futures Contracts**....................................      5,684,746              --   --          5,684,746
                                                        -------------- ---------------   --    ---------------
TOTAL.................................................. $1,103,164,462 $12,505,690,791   --    $13,608,855,253
                                                        ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                           SHARES    VALUE>>
                                                          --------- ----------
COMMON STOCKS -- (94.5%)
AUSTRALIA -- (6.0%)
#   A2B Australia, Ltd...................................   255,401 $  381,213
    Accent Group, Ltd....................................   320,767    304,951
    Adelaide Brighton, Ltd...............................   177,422    579,236
    Ainsworth Game Technology, Ltd.......................   105,607     60,005
#*  Alkane Resources, Ltd................................   273,757     38,848
    ALS, Ltd.............................................    26,627    140,999
    Altium, Ltd..........................................    48,032    877,708
    Alumina, Ltd.........................................    62,432    111,034
#   AMA Group, Ltd.......................................   151,041    106,672
#*  Amaysim Australia, Ltd...............................    87,989     59,356
    Amcor, Ltd...........................................    59,263    588,405
    AMP, Ltd.............................................   842,265  1,388,715
    Ansell, Ltd..........................................    34,576    590,359
#   AP Eagers, Ltd.......................................    32,460    151,517
    APN Property Group, Ltd..............................    91,418     28,950
#   ARB Corp., Ltd.......................................    32,765    373,553
    Ardent Leisure Group, Ltd............................   322,468    317,615
    Aristocrat Leisure, Ltd..............................    14,585    262,320
#   ARQ Group, Ltd.......................................    41,656     54,149
    Asaleo Care, Ltd.....................................   350,945    230,384
    ASX, Ltd.............................................     1,291     59,943
    Atlas Arteria, Ltd...................................    15,598     75,578
#   AUB Group, Ltd.......................................    19,186    165,606
    Aurizon Holdings, Ltd................................   191,352    613,172
    Ausdrill, Ltd........................................   560,823    515,496
    AusNet Services......................................   123,747    148,700
    Austal, Ltd..........................................   264,200    385,201
*   Austin Engineering, Ltd..............................   157,754     21,889
    Australia & New Zealand Banking Group, Ltd...........   253,042  4,606,341
#*  Australian Agricultural Co., Ltd.....................   290,400    226,163
#   Australian Pharmaceutical Industries, Ltd............   351,365    322,320
    Auswide Bank, Ltd....................................     7,550     30,494
#   Automotive Holdings Group, Ltd.......................   197,879    224,337
    Aveo Group...........................................   120,379    142,072
    AVJennings, Ltd......................................    78,694     32,227
    Bank of Queensland, Ltd..............................   166,802  1,235,795
    Bapcor, Ltd..........................................    76,655    344,871
*   Base Resources, Ltd..................................    90,567     15,826
    Beach Energy, Ltd.................................... 1,447,341  1,903,935
    Beacon Lighting Group, Ltd...........................    27,229     23,593
*   Beadell Resources, Ltd...............................   414,541     17,528
#   Bega Cheese, Ltd.....................................    85,962    318,146
#*  Bellamy's Australia, Ltd.............................    40,640    257,861
    Bendigo & Adelaide Bank, Ltd.........................   254,763  2,001,926
    BHP Group, Ltd.......................................   314,531  8,030,889
#   BHP Group, Ltd., Sponsored ADR.......................    69,264  3,545,624
#   Blackmores, Ltd......................................     6,249    586,372
    BlueScope Steel, Ltd.................................   393,907  3,598,875
    Boral, Ltd...........................................   400,374  1,448,433
    Brambles, Ltd........................................    80,792    626,861
    Breville Group, Ltd..................................    48,888    391,082
    Brickworks, Ltd......................................    65,526    786,588
#*  Buru Energy, Ltd.....................................    58,640     10,027
    Caltex Australia, Ltd................................    28,268    552,521
    Capitol Health, Ltd..................................   405,792     81,358

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
AUSTRALIA -- (Continued)
*   Cardno, Ltd..........................................   201,915 $  137,465
#*  Carnarvon Petroleum, Ltd.............................   118,020     33,168
#   carsales.com, Ltd....................................   107,908    992,353
*   Cash Converters International, Ltd...................   399,386     71,208
    Cedar Woods Properties, Ltd..........................    60,471    215,776
#   Challenger, Ltd......................................   107,953    569,765
    CIMIC Group, Ltd.....................................    18,581    605,747
    Clean Seas Seafood, Ltd..............................    51,077     38,994
    Cleanaway Waste Management, Ltd...................... 1,652,183  2,174,734
    Coca-Cola Amatil, Ltd................................    42,962    262,389
    Cochlear, Ltd........................................     4,240    599,219
    Codan, Ltd...........................................    71,514    165,025
*   Coles Group, Ltd.....................................    34,155    310,589
#   Collection House, Ltd................................   103,157    104,313
    Collins Foods, Ltd...................................    92,014    421,274
    Commonwealth Bank of Australia.......................    27,764  1,414,664
    Computershare, Ltd...................................    32,124    416,154
#*  Cooper Energy, Ltd................................... 1,111,770    384,987
#   Corporate Travel Management, Ltd.....................    28,755    492,474
    Costa Group Holdings, Ltd............................   145,512    588,020
#   Credit Corp. Group, Ltd..............................    25,982    416,291
    Crown Resorts, Ltd...................................    24,872    216,735
*   CSG, Ltd.............................................   179,470     20,900
    CSR, Ltd.............................................   378,713    806,114
    Data#3, Ltd..........................................    59,043     68,794
*   Decmil Group, Ltd....................................   148,461     77,097
#   Domain Holdings Australia, Ltd.......................   187,874    329,791
#   Domino's Pizza Enterprises, Ltd......................    28,619    949,164
*   Donaco International, Ltd............................    26,426      1,248
*   Doray Minerals, Ltd..................................   336,999     90,818
    Downer EDI, Ltd......................................   250,525  1,303,062
    DuluxGroup, Ltd......................................   191,856    956,725
    DWS, Ltd.............................................    60,092     52,900
#   Eclipx Group, Ltd....................................   253,382    412,107
    Elders, Ltd..........................................    92,686    423,367
    Emeco Holdings, Ltd..................................    57,607     95,126
*   Energy Resources of Australia, Ltd...................   325,748     58,514
#*  Energy World Corp., Ltd..............................   944,535     78,970
    EQT Holdings, Ltd....................................     7,353    131,536
    ERM Power, Ltd.......................................    53,500     59,050
#   Estia Health, Ltd....................................   171,636    293,042
    Euroz, Ltd...........................................     1,190        992
    EVENT Hospitality and Entertainment, Ltd.............    61,414    604,639
    Evolution Mining, Ltd................................   604,011  1,763,268
#*  FAR, Ltd.............................................   947,843     40,051
    Finbar Group, Ltd....................................    18,455     10,891
    Fleetwood Corp., Ltd.................................    85,236    113,833
    FlexiGroup, Ltd......................................   226,742    217,295
    Flight Centre Travel Group, Ltd......................    16,018    502,639
    Fortescue Metals Group, Ltd..........................   897,094  3,705,816
#   G8 Education, Ltd....................................   395,832    913,530
#*  Galaxy Resources, Ltd................................    66,018     96,640
    GBST Holdings, Ltd...................................     9,803      9,281
#   Genworth Mortgage Insurance Australia, Ltd...........   166,056    268,520
#*  Gold Road Resources, Ltd.............................   387,738    217,379
    GrainCorp, Ltd., Class A.............................   193,374  1,335,632
    Grange Resources, Ltd................................   490,389     78,876
#   Greencross, Ltd......................................    95,267    381,460
    GUD Holdings, Ltd....................................    47,128    384,861

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
AUSTRALIA -- (Continued)
#   GWA Group, Ltd.......................................   182,032 $  370,167
    Hansen Technologies, Ltd.............................   115,264    288,222
#   Harvey Norman Holdings, Ltd..........................   470,009  1,154,232
    Healius, Ltd......................................... 1,117,096  2,370,800
    Healthscope, Ltd.....................................   918,241  1,577,471
#   Helloworld Travel, Ltd...............................    15,327     64,177
*   Hills, Ltd...........................................   132,472     17,424
*   Horizon Oil, Ltd.....................................   329,531     28,832
#   HT&E, Ltd............................................   228,291    272,571
    Huon Aquaculture Group, Ltd..........................    12,043     41,492
    IDP Education, Ltd...................................    63,235    522,818
    Iluka Resources, Ltd.................................   145,276    923,607
*   Imdex, Ltd...........................................   220,811    191,490
#   IMF Bentham, Ltd.....................................   124,669    277,175
    Incitec Pivot, Ltd...................................   731,369  1,765,221
    Independence Group NL................................   375,351  1,200,733
    Infigen Energy.......................................   247,239     80,979
    Infomedia, Ltd.......................................   159,345    145,314
    Insurance Australia Group, Ltd.......................    74,489    384,859
#   Integrated Research, Ltd.............................    47,760     85,003
#   InvoCare, Ltd........................................    61,857    549,363
#   IOOF Holdings, Ltd...................................   193,530    709,890
#   IRESS, Ltd...........................................    60,653    519,031
#   iSelect, Ltd.........................................   232,334    129,387
#   iSentia Group, Ltd...................................    76,936     14,310
    IVE Group, Ltd.......................................    79,610    127,445
    James Hardie Industries P.L.C........................    29,101    324,132
#   James Hardie Industries P.L.C., Sponsored ADR........     1,506     16,927
#   Japara Healthcare, Ltd...............................   207,952    186,537
#   JB Hi-Fi, Ltd........................................    66,619  1,085,512
#   Jupiter Mines, Ltd...................................   394,505     70,398
#*  Karoon Energy, Ltd...................................   190,368    117,247
*   Kingsgate Consolidated, Ltd..........................    78,969      8,911
    LendLease Group......................................    36,061    321,169
#   Link Administration Holdings, Ltd....................   115,886    603,822
*   Lucapa Diamond Co., Ltd..............................   177,349     23,213
#*  Lynas Corp., Ltd.....................................   500,364    611,601
#   MACA, Ltd............................................   225,090    160,598
*   Macmahon Holdings, Ltd...............................   971,526    166,490
    Macquarie Group, Ltd.................................    48,718  4,143,360
#   Magellan Financial Group, Ltd........................    54,153  1,128,161
    MaxiTRANS Industries, Ltd............................    77,028     28,007
*   Mayne Pharma Group, Ltd.............................. 1,149,384    675,001
#   McMillan Shakespeare, Ltd............................    37,927    423,884
    McPherson's, Ltd.....................................    98,304     93,443
    Medibank Pvt, Ltd....................................   162,308    309,429
*   Medusa Mining, Ltd...................................   152,759     42,178
#*  Mesoblast, Ltd.......................................   316,223    272,958
#*  Metals X, Ltd........................................   388,897    100,672
#   Metcash, Ltd.........................................   859,660  1,551,328
    Mineral Resources, Ltd...............................   104,774  1,211,654
*   MMA Offshore, Ltd....................................   529,550     59,638
#   MNF Group, Ltd.......................................    17,380     56,898
#   Monadelphous Group, Ltd..............................    44,913    482,582
    Monash IVF Group, Ltd................................   158,334    104,676
#   Money3 Corp., Ltd....................................    82,286    106,428
#   Mortgage Choice, Ltd.................................    78,728     57,110
    Mount Gibson Iron, Ltd...............................   653,260    307,347
#*  Myer Holdings, Ltd................................... 4,128,826  1,128,135

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
AUSTRALIA -- (Continued)
    MYOB Group, Ltd......................................   146,359 $  361,237
    MyState, Ltd.........................................    45,484    153,488
    National Australia Bank, Ltd.........................   266,218  4,622,782
    Navigator Global Investments, Ltd....................    74,473    164,207
#   Navitas, Ltd.........................................   127,008    519,446
#   Neometals, Ltd.......................................    48,923      7,489
#*  NetComm Wireless, Ltd................................    29,909     16,337
    New Hope Corp., Ltd..................................   135,897    396,775
    Newcrest Mining, Ltd.................................    14,922    265,474
#*  NEXTDC, Ltd..........................................    28,839    144,322
    nib holdings, Ltd....................................   223,236    868,917
#   Nick Scali, Ltd......................................    28,112    104,436
    Nine Entertainment Co. Holdings, Ltd................. 1,246,938  1,323,795
    Northern Star Resources, Ltd.........................   300,827  1,922,878
    NRW Holdings, Ltd....................................   306,647    428,618
#   Nufarm, Ltd..........................................   213,623    971,087
#   OFX Group, Ltd.......................................   129,462    164,110
    Oil Search, Ltd......................................    57,397    326,800
    oOh!media, Ltd.......................................   133,300    347,906
    Orica, Ltd...........................................    31,988    399,326
*   Origin Energy, Ltd...................................   279,545  1,460,514
    Orora, Ltd...........................................   555,223  1,279,411
    OZ Minerals, Ltd.....................................   278,580  1,985,021
    Pacific Current Group, Ltd...........................    38,047    156,570
    Pacific Energy, Ltd..................................    53,348     22,926
    Pacific Smiles Group, Ltd............................    19,058     19,072
#   Pact Group Holdings, Ltd.............................   176,261    486,473
*   Panoramic Resources, Ltd.............................   264,823     96,730
    Paragon Care, Ltd....................................    29,983     12,868
    Peet, Ltd............................................   197,689    153,454
#   Pendal Group, Ltd....................................    92,668    507,151
    Perpetual, Ltd.......................................    21,792    519,005
*   Perseus Mining, Ltd..................................   664,596    201,089
*   Pharmaxis, Ltd.......................................   105,819     19,968
    Pioneer Credit, Ltd..................................    19,143     43,220
#   Platinum Asset Management, Ltd.......................   114,905    378,002
*   PMP, Ltd.............................................   150,913     20,288
    Premier Investments, Ltd.............................    36,642    369,020
*   Prime Media Group, Ltd...............................   259,087     44,392
    Pro Medicus, Ltd.....................................    12,101    106,915
    Qantas Airways, Ltd..................................   272,837  1,081,677
    QBE Insurance Group, Ltd.............................   271,205  2,122,328
    QMS Media, Ltd.......................................   169,652     96,185
#   Qube Holdings, Ltd...................................   686,168  1,344,423
#*  Ramelius Resources, Ltd..............................   330,244    136,779
    Ramsay Health Care, Ltd..............................     7,186    296,783
    RCR Tomlinson, Ltd...................................   164,700    104,157
    REA Group, Ltd.......................................     3,734    206,367
    Reckon, Ltd..........................................    24,980     12,556
    Reece, Ltd...........................................     4,702     34,001
#   Regis Healthcare, Ltd................................    69,376    150,701
    Regis Resources, Ltd.................................   241,196    912,801
#   Reject Shop, Ltd. (The)..............................    25,896     52,143
#   Resolute Mining, Ltd.................................   614,904    506,317
#*  Retail Food Group, Ltd...............................    95,537     21,177
    Ridley Corp., Ltd....................................   143,594    145,965
    Rio Tinto, Ltd.......................................    28,857  1,834,892
*   RPMGlobal Holdings, Ltd..............................    72,882     28,676
    Ruralco Holdings, Ltd................................    24,809     54,678

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
AUSTRALIA -- (Continued)
    RXP Services, Ltd....................................   120,452 $     43,800
    Salmat, Ltd..........................................    16,043        6,652
    Sandfire Resources NL................................   159,145      811,862
    Santos, Ltd..........................................   163,442      771,152
*   Saracen Mineral Holdings, Ltd........................   511,730    1,256,140
#   SeaLink Travel Group, Ltd............................    19,086       58,269
    Seek, Ltd............................................    26,845      332,811
    Select Harvests, Ltd.................................    69,828      305,973
*   Senex Energy, Ltd....................................   651,126      164,133
    Servcorp, Ltd........................................    31,511       67,260
    Service Stream, Ltd..................................   183,283      258,039
    Seven Group Holdings, Ltd............................    23,564      271,756
*   Seven West Media, Ltd................................   889,410      349,629
    SG Fleet Group, Ltd..................................    35,784       73,872
    Sigma Healthcare, Ltd................................ 2,722,570    1,069,768
    Silver Chef, Ltd.....................................    42,000       60,238
*   Silver Lake Resources, Ltd...........................   541,077      222,883
#   Sims Metal Management, Ltd...........................   140,697    1,065,146
    Sonic Healthcare, Ltd................................    38,365      643,519
    South32, Ltd.........................................   334,870      856,852
    Southern Cross Media Group, Ltd......................   644,998      493,361
    Spark Infrastructure Group...........................   136,325      239,544
#   SpeedCast International, Ltd.........................   198,889      421,476
    St Barbara, Ltd......................................   263,385      960,428
    Star Entertainment Grp, Ltd. (The)...................   349,681    1,131,468
    Steadfast Group, Ltd.................................   107,123      206,132
*   Strike Energy, Ltd...................................    66,462        3,438
    Suncorp Group, Ltd...................................    85,437      808,038
    Sundance Energy Australia, Ltd.......................   525,342      184,141
    Sunland Group, Ltd...................................    67,813       74,879
#   Super Retail Group, Ltd..............................   121,328      643,530
#*  Superloop, Ltd.......................................    57,184       59,948
#*  Syrah Resources, Ltd.................................   269,142      307,014
#   Tabcorp Holdings, Ltd................................   295,956    1,002,981
#   Tassal Group, Ltd....................................   155,711      494,358
    Technology One, Ltd..................................   134,332      682,828
#   Thorn Group, Ltd.....................................   129,334       57,367
#   TPG Telecom, Ltd.....................................    83,532      424,269
*   Troy Resources, Ltd..................................   258,080       19,775
#   Villa World, Ltd.....................................   113,720      154,552
#*  Village Roadshow, Ltd................................    86,932      193,180
#*  Virgin Australia Holdings, Ltd....................... 2,256,515      295,029
    Virtus Health, Ltd...................................    66,783      204,260
    Vita Group, Ltd......................................   121,246      102,492
#*  Vocus Group, Ltd.....................................   507,362    1,247,321
    Webjet, Ltd..........................................    27,403      239,208
    Wesfarmers, Ltd......................................    34,155      801,233
#   Western Areas, Ltd...................................   232,287      398,884
#*  Westgold Resources, Ltd..............................   169,233      125,528
    Westpac Banking Corp.................................   198,093    3,540,322
    Westpac Banking Corp., Sponsored ADR.................    17,788      317,516
    Whitehaven Coal, Ltd.................................   520,859    1,884,754
    Woodside Petroleum, Ltd..............................    59,188    1,480,494
    WorleyParsons, Ltd...................................   220,787    2,236,524
    WPP AUNZ, Ltd........................................   265,697      106,445
                                                                    ------------
TOTAL AUSTRALIA..........................................            158,036,966
                                                                    ------------
AUSTRIA -- (0.7%)
    Agrana Beteiligungs AG...............................    10,200      213,301

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
AUSTRIA -- (Continued)
    ANDRITZ AG...........................................  37,161 $ 1,834,567
    Atrium European Real Estate, Ltd.....................  39,149     151,089
    Austria Technologie & Systemtechnik AG...............  25,068     517,519
    CA Immobilien Anlagen AG.............................  14,604     522,835
    DO & CO AG...........................................   4,008     381,915
#   Erste Group Bank AG..................................  27,781     969,707
    EVN AG...............................................  29,259     473,512
#   FACC AG..............................................  17,679     327,024
    Flughafen Wien AG....................................   2,852     118,195
#   IMMOFINANZ AG........................................  12,298     325,147
    Kapsch TrafficCom AG.................................   2,499     100,124
#   Lenzing AG...........................................   4,527     442,890
    Mayr Melnhof Karton AG...............................   3,325     437,455
    Oberbank AG..........................................     847      88,416
    Oesterreichische Post AG.............................  16,719     629,090
    OMV AG...............................................  41,501   2,063,544
    Palfinger AG.........................................   8,726     270,637
#   POLYTEC Holding AG...................................   8,231      90,965
#   Porr AG..............................................   6,557     150,062
    Raiffeisen Bank International AG.....................  89,060   2,355,883
    Rosenbauer International AG..........................   1,017      46,819
    S IMMO AG............................................  15,940     307,385
    Schoeller-Bleckmann Oilfield Equipment AG............   5,463     424,877
#*  Semperit AG Holding..................................   6,249     100,242
    Strabag SE...........................................  13,652     478,024
    Telekom Austria AG...................................  82,988     634,482
    UBM Development AG...................................   1,553      67,180
    UNIQA Insurance Group AG............................. 110,469   1,008,572
#   Verbund AG...........................................   4,978     254,412
    Vienna Insurance Group AG Wiener Versicherung Gruppe.  30,284     734,456
    Voestalpine AG.......................................  29,355     938,068
    Wienerberger AG......................................  13,837     310,641
*   Zumtobel Group AG....................................  14,899     134,588
                                                                  -----------
TOTAL AUSTRIA............................................          17,903,623
                                                                  -----------
BELGIUM -- (1.2%)
    Ackermans & van Haaren NV............................  16,146   2,583,866
    Ageas................................................  68,227   3,172,300
*   AGFA-Gevaert NV...................................... 171,453     674,386
    Anheuser-Busch InBev SA/NV...........................  27,589   2,107,889
#   Anheuser-Busch InBev SA/NV, Sponsored ADR............   6,428     491,356
    Atenor...............................................   2,049     131,369
    Banque Nationale de Belgique.........................      69     192,087
    Barco NV.............................................   7,192     879,776
#   Bekaert SA...........................................  38,406   1,034,431
#   bpost SA.............................................  64,862     594,616
    Cie d'Entreprises CFE................................   6,509     690,927
#   Cie Immobiliere de Belgique SA.......................   1,566      99,003
    Colruyt SA...........................................  25,632   1,840,798
    Deceuninck NV........................................  56,289     139,256
    D'ieteren SA.........................................  26,319     997,200
    Econocom Group SA.................................... 105,654     383,119
    Elia System Operator SA..............................   6,294     460,541
#   Euronav NV........................................... 125,013     978,820
    EVS Broadcast Equipment SA...........................   8,451     207,358
*   Exmar NV.............................................  27,285     196,401
    Fagron...............................................  23,629     430,833
    Gimv NV..............................................  10,719     613,465
    KBC Group NV.........................................  29,947   2,033,102

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
BELGIUM -- (Continued)
    Kinepolis Group NV...................................   8,679 $   514,890
    Lotus Bakeries.......................................     113     300,763
#   Melexis NV...........................................  10,065     709,686
#*  Nyrstar NV...........................................  67,523      43,755
    Ontex Group NV.......................................  57,618   1,226,966
#   Orange Belgium SA....................................  29,651     567,494
*   Oxurion NV...........................................  34,733     149,523
    Picanol..............................................   1,255     105,181
    Proximus SADP........................................  25,907     695,493
    Recticel SA..........................................  38,118     310,106
    Resilux..............................................     847     126,138
    Roularta Media Group NV..............................   1,845      31,788
    Sioen Industries NV..................................   8,233     225,769
    Sipef NV.............................................   4,559     267,592
    Solvay SA............................................  11,949   1,300,885
    Telenet Group Holding NV.............................   7,352     340,327
    TER Beke SA..........................................     539      86,600
*   Tessenderlo Group SA.................................  27,512     974,304
    UCB SA...............................................   6,297     545,655
    Umicore SA...........................................  14,182     599,576
    Van de Velde NV......................................   3,155      92,292
*   Viohalco SA..........................................  25,814      80,263
                                                                  -----------
TOTAL BELGIUM............................................          30,227,945
                                                                  -----------
CANADA -- (9.1%)
*   5N Plus, Inc.........................................  52,215     127,959
    Absolute Software Corp...............................  14,551      91,252
    Acadian Timber Corp..................................   7,976     106,715
#*  Advantage Oil & Gas, Ltd............................. 599,974     936,068
    Aecon Group, Inc.....................................  54,635     759,680
#*  Africa Oil Corp...................................... 329,400     303,340
#   AG Growth International, Inc.........................   8,060     308,794
    AGF Management, Ltd., Class B........................ 205,212     848,054
    Agnico Eagle Mines, Ltd..............................   5,163     225,004
#   AGT Food & Ingredients, Inc..........................  12,112     150,991
*   Aimia, Inc...........................................  54,074     149,800
*   Air Canada...........................................  18,500     417,744
#   AirBoss of America Corp..............................  12,431      79,281
#   AKITA Drilling, Ltd., Class A........................  22,337      57,460
*   Alacer Gold Corp..................................... 319,021     735,670
    Alamos Gold, Inc., Class A........................... 398,106   1,772,456
    Alamos Gold, Inc., Class A...........................  61,980     276,431
#   Alaris Royalty Corp..................................  41,723     597,290
    Alcanna, Inc.........................................  27,455      97,998
    Algoma Central Corp..................................   4,796      51,320
    Algonquin Power & Utilities Corp.....................  24,314     268,500
#*  Alio Gold, Inc.......................................  16,660      14,201
#   AltaGas, Ltd.........................................  37,858     387,526
#   Altius Minerals Corp.................................  16,500     146,798
    Altus Group, Ltd.....................................  11,466     215,192
#*  Americas Silver Corp.................................  27,100      47,850
*   Amerigo Resources, Ltd...............................  77,500      54,854
    Andrew Peller, Ltd., Class A.........................  14,100     157,424
#   ARC Resources, Ltd................................... 320,716   2,318,811
*   Argonaut Gold, Inc................................... 172,203     231,972
*   Asanko Gold, Inc..................................... 123,493      98,685
    Atco, Ltd., Class I..................................   4,600     145,462
#*  Athabasca Oil Corp................................... 419,433     312,831
*   ATS Automation Tooling Systems, Inc..................  18,045     232,369

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
#*  Aurora Cannabis, Inc.................................  28,300 $  200,304
#   AutoCanada, Inc......................................  31,919    272,318
*   B2Gold Corp.......................................... 814,626  2,579,127
#   Badger Daylighting, Ltd..............................  20,326    540,810
    Bank of Montreal.....................................  15,646  1,145,274
    Bank of Montreal.....................................  50,694  3,710,294
    Bank of Nova Scotia (The)............................   6,849    389,897
    Bank of Nova Scotia (The)............................  88,043  5,013,168
    Barrick Gold Corp.................................... 589,970  7,899,698
    Barrick Gold Corp....................................  15,608    207,064
*   Bausch Health Cos., Inc.............................. 142,316  3,493,858
#*  Baytex Energy Corp................................... 415,870    699,474
#*  Baytex Energy Corp...................................  31,128     52,295
#*  Bellatrix Exploration, Ltd...........................  49,909     25,070
    Birchcliff Energy, Ltd............................... 238,254    569,365
#   Bird Construction, Inc...............................  22,559    109,366
*   Black Diamond Group, Ltd.............................  60,841     92,145
*   BlackBerry, Ltd......................................  93,017    748,978
*   BlackBerry, Ltd......................................   7,239     58,419
#*  BNK Petroleum, Inc...................................  74,000     14,643
*   Bombardier, Inc., Class A............................   9,900     15,785
#*  Bombardier, Inc., Class B............................ 114,760    173,806
#   Bonavista Energy Corp................................ 587,657    545,638
#   Bonterra Energy Corp.................................  25,174    112,463
    Boralex, Inc., Class A...............................  33,304    473,726
#   Brookfield Real Estate Services, Inc.................   1,900     22,110
    BRP, Inc.............................................   9,500    273,443
#*  BSM Technologies, Inc................................  48,300     28,305
    CAE, Inc.............................................  16,827    357,555
    CAE, Inc.............................................   4,303     91,525
#*  Calfrac Well Services, Ltd........................... 114,532    244,937
    Calian Group, Ltd....................................   3,733     86,680
    Cameco Corp..........................................  98,349  1,191,610
    Cameco Corp..........................................  99,893  1,210,703
    Canaccord Genuity Group, Inc......................... 103,597    470,696
#*  Canacol Energy, Ltd..................................  92,119    302,868
    Canadian Imperial Bank of Commerce...................   4,451    377,401
    Canadian Imperial Bank of Commerce...................  23,677  2,007,573
    Canadian Natural Resources, Ltd......................       4        107
    Canadian Natural Resources, Ltd...................... 164,534  4,419,383
#   Canadian Tire Corp., Ltd., Class A...................   8,816  1,002,741
#   Canadian Western Bank................................ 101,318  2,268,561
*   Canfor Corp..........................................  70,590    973,470
    Canfor Pulp Products, Inc............................  30,049    423,309
#   CanWel Building Materials Group, Ltd.................  55,021    211,466
    Capital Power Corp...................................  23,284    509,645
#*  Capstone Mining Corp................................. 501,485    221,364
#   Cardinal Energy, Ltd................................. 103,611    171,902
#   Cargojet, Inc........................................   1,500     87,389
    Cascades, Inc........................................  65,872    499,824
    CCL Industries, Inc., Class B........................  33,170  1,398,545
*   Celestica, Inc.......................................  64,797    643,434
*   Celestica, Inc.......................................  42,777    425,182
    Cenovus Energy, Inc..................................  99,549    777,330
#   Cenovus Energy, Inc..................................  70,959    552,771
*   Centerra Gold, Inc................................... 195,224    989,527
*   Centerra Gold, Inc...................................     935      4,728
    Cervus Equipment Corp................................   7,336     73,921
#   CES Energy Solutions Corp............................ 117,152    296,012

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
*   CGI Group, Inc.......................................     600 $   39,668
    CGI, Inc.............................................     299     19,737
#   Chesswood Group, Ltd.................................  10,697     93,053
#*  China Gold International Resources Corp., Ltd........ 280,928    350,639
    CI Financial Corp....................................  14,539    195,742
#   Cineplex, Inc........................................  32,455    702,477
#   Clearwater Seafoods, Inc.............................  10,558     41,060
#   Cogeco Communications, Inc...........................  13,878    791,203
    Cogeco, Inc..........................................   6,264    321,316
    Colliers International Group, Inc....................   4,219    269,429
    Colliers International Group, Inc....................   5,285    338,187
    Computer Modelling Group, Ltd........................  45,922    238,007
*   Conifex Timber, Inc..................................   5,900      9,295
    Constellation Software, Inc..........................   1,092    814,975
*   Continental Gold, Inc................................ 136,550    243,180
#*  Copper Mountain Mining Corp.......................... 202,583    135,677
    Corby Spirit and Wine, Ltd...........................   4,950     72,068
*   Corridor Resources, Inc..............................   5,600      3,026
#   Corus Entertainment, Inc., Class B................... 467,405  1,981,389
    Cott Corp............................................  10,709    162,563
    Cott Corp............................................  50,909    770,638
    Crescent Point Energy Corp........................... 217,441    648,708
    Crescent Point Energy Corp...........................  94,326    282,036
*   Crew Energy, Inc..................................... 510,585    349,729
*   CRH Medical Corp.....................................  23,040     73,471
#*  Delphi Energy Corp................................... 397,454    117,970
#*  Denison Mines Corp................................... 453,390    227,739
*   Detour Gold Corp..................................... 159,835  1,600,844
#   DHX Media, Ltd.......................................  98,498    187,408
*   DIRTT Environmental Solutions........................  26,200    138,981
#   Dollarama, Inc.......................................  14,598    392,961
    Dorel Industries, Inc., Class B......................  31,018    385,497
*   DREAM Unlimited Corp., Class A.......................  40,442    220,685
*   Dundee Precious Metals, Inc.......................... 132,315    427,976
#*  Eastmain Resources, Inc..............................  97,500     11,131
    ECN Capital Corp..................................... 252,355    733,663
    E-L Financial Corp., Ltd.............................     175    103,619
*   Eldorado Gold Corp................................... 144,542    541,227
    Element Fleet Management Corp........................ 298,086  1,606,187
    Empire Co., Ltd., Class A............................  42,851    963,369
#   Enbridge, Inc........................................  46,453  1,697,326
#   Encana Corp..........................................  28,772    197,514
#   Encana Corp.......................................... 130,652    898,886
#*  Endeavour Mining Corp................................  42,869    738,649
#*  Endeavour Silver Corp................................   7,980     17,734
    Enerflex, Ltd........................................  82,931  1,095,690
#*  Energy Fuels, Inc....................................  50,805    145,772
#*  Energy Fuels, Inc....................................   2,144      6,132
#   Enerplus Corp........................................  28,093    243,097
    Enerplus Corp........................................ 122,564  1,061,404
    Enghouse Systems, Ltd................................  21,432    586,548
    Ensign Energy Services, Inc.......................... 195,935    751,560
*   Epsilon Energy, Ltd..................................  17,638     74,906
#   Equitable Group, Inc.................................  11,835    600,690
*   Essential Energy Services Trust...................... 168,421     36,531
    Evertz Technologies, Ltd.............................  13,926    171,273
#   Exchange Income Corp.................................  14,690    325,339
    Exco Technologies, Ltd...............................  24,917    189,065
#*  EXFO, Inc............................................      48        157

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
#   Extendicare, Inc.....................................  52,304 $  290,589
    Fairfax Financial Holdings, Ltd......................   8,207  3,882,234
#   Fiera Capital Corp...................................  26,571    243,273
    Finning International, Inc...........................  45,189    856,354
#   Firm Capital Mortgage Investment Corp................  28,200    289,522
    First Capital Realty, Inc............................   9,235    144,223
#*  First Majestic Silver Corp........................... 121,155    741,342
#*  First Majestic Silver Corp...........................  26,297    160,938
*   First Mining Gold Corp............................... 344,000     96,868
#   First National Financial Corp........................   8,600    188,566
    First Quantum Minerals, Ltd.......................... 121,164  1,402,568
    FirstService Corp....................................   4,382    356,169
    FirstService Corp....................................   4,219    342,767
#*  Fission Uranium Corp................................. 337,775    143,958
*   Fortuna Silver Mines, Inc............................ 154,992    624,002
#   Freehold Royalties, Ltd..............................  80,242    544,127
#   Frontera Energy Corp.................................   5,271     47,337
    Gamehost, Inc........................................  12,082     90,940
*   Gear Energy, Ltd..................................... 139,903     64,950
    Genesis Land Development Corp........................  10,800     24,823
#   Genworth MI Canada, Inc..............................  46,161  1,570,728
    George Weston, Ltd...................................   8,430    612,321
    Gildan Activewear, Inc...............................  13,046    441,536
*   Glacier Media, Inc...................................   3,000      1,347
#   Gluskin Sheff & Associates, Inc......................  31,190    237,376
#   GMP Capital, Inc.....................................  44,285     78,867
#   goeasy, Ltd..........................................   9,293    294,997
    Goldcorp, Inc........................................   8,492     95,005
    Goldcorp, Inc........................................ 110,366  1,234,996
*   Golden Star Resources, Ltd...........................  26,556    101,458
*   Gran Tierra Energy, Inc..............................   1,100      2,607
*   Gran Tierra Energy, Inc.............................. 362,792    853,173
    Granite Oil Corp.....................................  71,241     35,242
*   Great Canadian Gaming Corp...........................  30,568  1,249,288
#*  Great Panther Silver, Ltd............................  19,848     15,710
    Great-West Lifeco, Inc...............................  19,700    422,801
    Guardian Capital Group, Ltd., Class A................   6,433    112,508
*   Guyana Goldfields, Inc............................... 142,451    186,473
*   Heroux-Devtek, Inc...................................  28,896    278,415
#   High Arctic Energy Services, Inc.....................  20,900     60,285
#   High Liner Foods, Inc................................  15,514     88,317
#*  Home Capital Group, Inc..............................  79,391  1,016,292
    Horizon North Logistics, Inc......................... 139,678    196,662
    Hudbay Minerals, Inc.................................   3,790     22,702
    Hudbay Minerals, Inc................................. 560,344  3,356,222
#   Hudson's Bay Co...................................... 102,665    636,016
    Husky Energy, Inc.................................... 167,609  1,988,674
*   IA Financial Crop., Inc..............................  62,823  2,333,719
*   IAMGOLD Corp......................................... 393,526  1,473,532
*   IAMGOLD Corp.........................................  23,010     86,518
*   IBI Group, Inc.......................................  12,400     36,805
    IGM Financial, Inc...................................   5,200    133,685
#*  Imperial Metals Corp.................................  48,966     66,334
    Imperial Oil, Ltd....................................     776     22,017
    Imperial Oil, Ltd....................................  13,622    388,091
*   Indigo Books & Music, Inc............................   5,542     42,642
    Information Services Corp............................   7,500     90,471
    Innergex Renewable Energy, Inc.......................  49,695    543,873
    Inter Pipeline, Ltd..................................   9,678    155,561

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
CANADA -- (Continued)
*   Interfor Corp........................................    61,112 $  832,997
*   Intertain Group, Ltd. (The)..........................     9,352     85,410
#   Intertape Polymer Group, Inc.........................    36,164    542,481
    Invesque, Inc........................................     8,700     67,512
#*  Ivanhoe Mines, Ltd., Class A.........................   419,016    905,670
#   Just Energy Group, Inc...............................    29,108    106,999
    Just Energy Group, Inc...............................     2,300      8,464
#   K-Bro Linen, Inc.....................................     4,928    138,394
#*  Kelt Exploration, Ltd................................   132,053    453,257
#   Keyera Corp..........................................    11,800    250,737
*   Kinaxis, Inc.........................................     8,642    513,870
*   Kinross Gold Corp....................................   886,903  2,963,206
*   Kinross Gold Corp....................................    10,211     34,309
    Kirkland Lake Gold, Ltd..............................   109,860  3,534,215
*   Knight Therapeutics, Inc.............................   104,543    626,964
#   KP Tissue, Inc.......................................     5,500     36,375
#   Labrador Iron Ore Royalty Corp.......................    24,305    561,219
#   Laurentian Bank of Canada............................    36,417  1,224,201
#*  Leagold Mining Corp..................................    64,946    108,742
    Leon's Furniture, Ltd................................    17,338    190,013
    Linamar Corp.........................................    43,228  1,675,889
    Loblaw Cos., Ltd.....................................     8,093    391,897
#   Lucara Diamond Corp..................................   293,275    372,746
#*  Lundin Gold, Inc.....................................    29,100    117,822
#   Lundin Mining Corp...................................   472,406  2,157,187
    Magellan Aerospace Corp..............................    16,036    191,854
    Magna International, Inc.............................    26,629  1,409,324
    Magna International, Inc.............................    22,853  1,209,152
*   Mainstreet Equity Corp...............................     1,005     32,889
*   Major Drilling Group International, Inc..............   103,695    388,279
*   Mandalay Resources Corp..............................    28,371      3,131
    Manulife Financial Corp..............................    21,701    348,650
    Manulife Financial Corp..............................   111,478  1,792,566
    Maple Leaf Foods, Inc................................    49,739  1,107,624
    Martinrea International, Inc.........................    78,475    751,931
*   Maxim Power Corp.....................................     2,200      3,349
#   Mediagrif Interactive Technologies, Inc..............     5,000     39,556
#   Medical Facilities Corp..............................    32,241    424,007
*   MEG Energy Corp......................................   221,989    917,387
    Melcor Developments, Ltd.............................     6,353     61,308
    Methanex Corp........................................    15,900    866,426
    Methanex Corp........................................     2,714    148,103
    Metro, Inc...........................................    38,602  1,403,428
    Morguard Corp........................................       800    111,237
    Morneau Shepell, Inc.................................    25,725    517,652
    MTY Food Group, Inc..................................     6,374    342,172
    Mullen Group, Ltd....................................    92,951    851,730
    National Bank of Canada..............................    56,678  2,665,779
*   New Gold, Inc........................................ 1,634,582  1,853,592
    NFI Group, Inc.......................................    36,846    965,492
    Norbord, Inc.........................................     4,916    142,173
    Norbord, Inc.........................................     3,586    103,707
    North American Construction Group, Ltd...............    12,646    132,239
    North American Construction Group, Ltd...............    11,011    114,955
    North West Co., Inc. (The)...........................    28,608    678,649
    Northland Power, Inc.................................    58,550  1,063,654
    Nutrien, Ltd.........................................     8,727    452,108
    Nutrien, Ltd.........................................    35,609  1,845,272
#*  NuVista Energy, Ltd..................................   144,490    434,366

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
#*  Obsidian Energy, Ltd................................. 391,148 $  157,775
*   Obsidian Energy, Ltd.................................  79,923     31,234
    OceanaGold Corp...................................... 555,773  1,983,771
    Open Text Corp.......................................  12,400    440,811
*   Orbite Technologies, Inc............................. 121,500        608
#   Osisko Gold Royalties, Ltd...........................  83,422    816,473
    Osisko Gold Royalties, Ltd...........................   8,457     82,709
*   Osisko Mining, Inc...................................  15,400     31,762
#*  Painted Pony Energy, Ltd............................. 236,652    243,145
    Pan American Silver Corp.............................  19,634    292,875
    Pan American Silver Corp............................. 109,748  1,636,343
#*  Paramount Resources, Ltd., Class A...................  48,237    284,512
*   Parex Resources, Inc................................. 106,830  1,601,698
#   Park Lawn Corp.......................................   4,234     78,593
    Parkland Fuel Corp...................................  18,208    520,902
    Pason Systems, Inc...................................  39,378    619,463
    Pembina Pipeline Corp................................   4,554    162,259
    Pembina Pipeline Corp................................      82      2,921
#*  Pengrowth Energy Corp................................ 402,204    235,699
#   Peyto Exploration & Development Corp................. 143,154    736,498
*   PHX Energy Services Corp.............................  34,852     68,168
#*  Pine Cliff Energy, Ltd............................... 141,100     27,920
    Pizza Pizza Royalty Corp.............................  20,206    153,627
    Polaris Infrastructure, Inc..........................  13,640    114,605
#   PrairieSky Royalty, Ltd..............................  43,668    630,784
*   Precision Drilling Corp.............................. 220,292    484,527
*   Precision Drilling Corp..............................  59,993    130,785
*   Premier Gold Mines, Ltd.............................. 154,180    206,520
#   Premium Brands Holdings Corp.........................  14,439    850,659
#*  Pretium Resources, Inc...............................  36,986    290,495
*   Pulse Seismic, Inc...................................  33,004     63,298
#   Quarterhill, Inc..................................... 132,731    128,291
    Quebecor, Inc., Class B..............................  32,000    753,271
#*  Questerre Energy Corp., Class A......................  62,560     14,046
#*  Real Matters, Inc....................................   4,900     15,066
#   Recipe Unlimited Corp................................   9,811    203,844
    Reitmans Canada, Ltd., Class A.......................  33,999     93,928
#   Richelieu Hardware, Ltd..............................  26,280    470,218
    Ritchie Bros Auctioneers, Inc........................   1,000     35,945
    Ritchie Bros Auctioneers, Inc........................     627     22,547
    Rocky Mountain Dealerships, Inc......................  13,878     92,629
#   Rogers Sugar, Inc....................................  87,367    384,988
    Royal Bank of Canada.................................  13,700  1,042,866
    Royal Bank of Canada.................................  21,014  1,600,847
#   Russel Metals, Inc...................................  56,561    999,971
*   Sabina Gold & Silver Corp............................ 168,500    171,841
#*  Sandstorm Gold, Ltd.................................. 162,434    851,760
    Saputo, Inc..........................................  11,022    323,123
#   Savaria Corp.........................................   5,800     63,873
#   Secure Energy Services, Inc.......................... 154,863    957,028
*   SEMAFO, Inc.......................................... 290,874    657,480
*   Seven Generations Energy, Ltd., Class A.............. 216,978  1,684,368
    Shaw Communications, Inc., Class B...................   4,800     97,465
    Shaw Communications, Inc., Class B...................  18,675    379,663
#   ShawCor, Ltd.........................................  52,841    815,166
#   Sienna Senior Living, Inc............................  20,011    263,168
#*  Sierra Wireless, Inc.................................   8,700    135,471
*   Sierra Wireless, Inc.................................  23,281    361,787
    Sleep Country Canada Holdings, Inc...................  20,571    324,389

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    SNC-Lavalin Group, Inc...............................   4,400 $  122,461
*   Solium Capital, Inc..................................   1,094     10,932
*   Southern Pacific Resource Corp....................... 135,301         13
#*  Spin Master Corp.....................................   3,794    120,148
#   Sprott, Inc..........................................  97,627    189,467
*   SSR Mining, Inc......................................  85,329  1,170,234
*   SSR Mining, Inc......................................  20,715    284,210
    Stantec, Inc.........................................  13,024    309,654
    Stantec, Inc.........................................   4,216    100,341
*   Stars Group, Inc. (The)..............................  10,274    186,018
*   Stars Group, Inc. (The)..............................  20,906    378,608
#   Stella-Jones, Inc....................................  17,350    559,869
#*  STEP Energy Services, Ltd............................  17,087     27,049
#*  Stornoway Diamond Corp............................... 375,613     55,744
*   Strad Energy Services, Ltd...........................   4,059      4,047
    Stuart Olson, Inc....................................  25,950    107,240
    Sun Life Financial, Inc..............................   1,341     48,376
#   Sun Life Financial, Inc..............................  38,619  1,393,760
    Suncor Energy, Inc................................... 100,053  3,227,087
    Suncor Energy, Inc................................... 125,816  4,066,373
#*  SunOpta, Inc.........................................  24,983    103,929
#*  SunOpta, Inc.........................................  18,909     78,719
#   Superior Plus Corp................................... 107,681    890,000
    Supremex, Inc........................................  12,500     24,449
#   Surge Energy, Inc.................................... 285,984    293,830
#*  Tahoe Resources, Inc................................. 212,979    807,212
*   Tahoe Resources, Inc................................. 122,913    465,840
*   Tamarack Valley Energy, Ltd.......................... 183,888    302,293
*   Taseko Mines, Ltd.................................... 274,729    158,906
    Teck Resources, Ltd., Class A........................   1,200     29,088
    Teck Resources, Ltd., Class B........................  10,991    267,675
    Teck Resources, Ltd., Class B........................ 260,318  6,341,346
    TELUS Corp...........................................  10,600    371,256
*   Teranga Gold Corp....................................  80,844    248,570
*   Tervita Corp.........................................  12,225     65,500
    TFI International, Inc...............................  52,527  1,546,287
    Thomson Reuters Corp.................................  10,416    544,681
#   Tidewater Midstream and Infrastructure, Ltd..........  98,700     94,647
#   Timbercreek Financial Corp...........................  23,613    166,232
#*  TMAC Resources, Inc..................................  24,198    126,151
    TMX Group, Ltd.......................................  23,886  1,439,032
    TORC Oil & Gas, Ltd.................................. 173,646    623,774
*   Torex Gold Resources, Inc............................  78,251    851,031
    Toromont Industries, Ltd.............................  22,041    979,470
    Toronto-Dominion Bank (The)..........................  41,258  2,323,598
    Toronto-Dominion Bank (The)..........................   5,699    320,911
    Torstar Corp., Class B...............................  69,863     40,941
    Total Energy Services, Inc...........................  38,348    283,098
    Tourmaline Oil Corp.................................. 146,919  2,003,720
    TransAlta Corp....................................... 127,054    693,312
    TransAlta Corp....................................... 125,991    690,431
    TransAlta Renewables, Inc............................  30,843    273,701
    Transcontinental, Inc., Class A......................  62,632    997,669
    TransGlobe Energy Corp...............................  67,575    123,429
#*  Trevali Mining Corp.................................. 532,871    148,025
#*  Trican Well Service, Ltd............................. 283,502    286,965
    Tricon Capital Group, Inc............................  34,103    267,072
*   Trisura Group, Ltd...................................   5,500    113,018
*   Turquoise Hill Resources, Ltd........................ 377,373    631,851

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
CANADA -- (Continued)
*   Turquoise Hill Resources, Ltd........................  17,904 $     29,900
#   Uni-Select, Inc......................................  34,720      510,514
#   Valener, Inc.........................................  12,689      200,289
#   Vermilion Energy, Inc................................  19,058      467,040
    Vermilion Energy, Inc................................  18,044      442,980
    Wajax Corp...........................................  20,209      293,765
*   Wesdome Gold Mines, Ltd..............................  65,176      251,984
    West Fraser Timber Co., Ltd..........................  32,370    1,928,232
#*  Western Energy Services Corp.........................  64,541       18,911
#   Western Forest Products, Inc......................... 383,165      586,142
    WestJet Airlines, Ltd................................   4,300       65,779
#   Westshore Terminals Investment Corp..................  29,089      483,728
    Wheaton Precious Metals Corp.........................  16,588      349,675
#   Whitecap Resources, Inc.............................. 350,920    1,183,131
    Winpak, Ltd..........................................  12,777      455,672
    WSP Global, Inc......................................   4,185      214,800
    Yamana Gold, Inc..................................... 782,730    2,204,117
    Yamana Gold, Inc.....................................   6,868       19,436
*   Yangarra Resources, Ltd..............................  77,500      175,768
*   Yellow Pages, Ltd....................................  19,713       85,666
    ZCL Composites, Inc..................................  11,250       84,935
                                                                  ------------
TOTAL CANADA.............................................          236,660,952
                                                                  ------------
CHINA -- (0.0%)
*   Strong Petrochemical Holdings, Ltd................... 264,000       15,808
                                                                  ------------
DENMARK -- (1.8%)
*   ALK-Abello A.S.......................................   3,565      551,243
    Alm Brand A.S........................................  48,779      419,887
#   Ambu A.S., Class B...................................  34,603      921,838
    AP Moller - Maersk A.S., Class A.....................     279      348,308
    AP Moller - Maersk A.S., Class B.....................     537      718,176
*   Bang & Olufsen A.S...................................  27,824      408,825
    BankNordik P/F.......................................   3,257       54,633
#*  Bavarian Nordic A.S..................................  24,043      560,202
    Brodrene Hartmann A.S................................   1,905       81,211
    Carlsberg A.S., Class B..............................  18,912    2,165,123
    Chr Hansen Holding A.S...............................  18,181    1,726,574
    Columbus A.S.........................................  64,216      130,234
*   D/S Norden A.S.......................................  23,429      327,412
    Danske Bank A.S......................................  47,348      877,234
    DFDS A.S.............................................  27,847    1,314,680
    DSV A.S..............................................  31,794    2,537,425
    FLSmidth & Co. A.S...................................  29,694    1,391,770
    GN Store Nord A.S....................................  95,918    4,134,684
    H Lundbeck A.S.......................................  17,075      749,760
#*  H+H International A.S., Class B......................  15,858      248,821
    Harboes Bryggeri A.S., Class B.......................   1,400       17,326
    IC Group A.S.........................................   8,362       55,609
    ISS A.S.............................................. 124,128    3,517,885
    Jeudan A.S...........................................     422       61,901
    Jyske Bank A.S.......................................  51,435    1,929,487
    Matas A.S............................................  31,058      352,720
*   Nilfisk Holding A.S..................................  25,023      924,908
#*  NKT A.S..............................................  20,459      370,305
#   NNIT A.S.............................................   7,025      202,430
    Novo Nordisk A.S., Class B...........................  22,932    1,074,733
    Novozymes A.S., Class B..............................   9,977      417,210
    Pandora A.S..........................................  10,035      435,796

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
DENMARK -- (Continued)
    Parken Sport & Entertainment A.S.....................   3,780 $    54,711
    Per Aarsleff Holding A.S.............................  17,245     568,974
#   Ringkjoebing Landbobank A.S..........................  22,243   1,190,612
    Rockwool International A.S., Class A.................     431     100,384
    Rockwool International A.S., Class B.................   5,138   1,378,093
    Royal Unibrew A.S....................................  32,337   2,435,406
    RTX A.S..............................................   6,404     167,846
*   Santa Fe Group A.S...................................  43,730      88,035
    Scandinavian Tobacco Group A.S., Class A.............  28,435     367,883
    Schouw & Co., A.S....................................   9,127     738,639
    SimCorp A.S..........................................  17,341   1,368,586
    Solar A.S., Class B..................................   4,464     188,781
    Spar Nord Bank A.S...................................  68,553     581,966
    Sydbank A.S..........................................  55,133   1,274,390
    Tivoli A.S...........................................     178      17,597
#*  TK Development A.S................................... 105,826      74,412
    Topdanmark A.S.......................................  43,920   2,092,540
#   Tryg A.S.............................................  48,492   1,237,192
    United International Enterprises.....................   1,211     247,174
    Vestas Wind Systems A.S..............................  19,125   1,580,934
*   Vestjysk Bank A.S.................................... 209,103      75,360
#*  William Demant Holding A.S...........................  26,831     847,609
*   Zealand Pharma A.S...................................  12,208     177,094
                                                                  -----------
TOTAL DENMARK............................................          45,882,568
                                                                  -----------
FINLAND -- (2.0%)
*   Afarak Group Oyj.....................................  36,473      32,758
#   Ahlstrom-Munksjo Oyj.................................  16,442     256,210
    Aktia Bank Oyj.......................................  34,793     378,384
    Alandsbanken Abp, Class B............................       5          75
    Alma Media Oyj.......................................  15,120     101,004
    Amer Sports Oyj......................................  63,952   2,838,692
    Apetit Oyj...........................................   2,895      31,844
    Aspo Oyj.............................................  13,169     133,554
    Atria Oyj............................................  10,467      99,111
#*  BasWare Oyj..........................................     992      41,562
    Bittium Oyj..........................................  25,610     219,837
    Cargotec Oyj, Class B................................  31,418   1,050,288
*   Caverion Oyj.........................................   6,883      42,198
#   Citycon Oyj..........................................  68,596     140,291
    Cramo Oyj............................................  29,972     572,660
    Digia Oyj............................................   5,011      16,666
    Elisa Oyj............................................  63,316   2,648,986
    Finnair Oyj..........................................  55,961     469,405
    Fiskars Oyj Abp......................................  25,405     478,854
    Fortum Oyj........................................... 112,743   2,562,415
    F-Secure Oyj.........................................  41,859     124,427
    Glaston Oyj ABP......................................   3,249       1,652
    HKScan Oyj, Class A..................................  27,319      62,201
#   Huhtamaki Oyj........................................  51,299   1,690,789
    Ilkka-Yhtyma Oyj.....................................   7,050      29,366
    Kemira Oyj...........................................  87,648   1,066,043
    Kesko Oyj, Class A...................................   3,096     164,000
    Kesko Oyj, Class B...................................  37,886   2,180,061
    Kone Oyj, Class B....................................  18,181     884,016
#   Konecranes Oyj.......................................  52,363   1,813,128
    Lassila & Tikanoja Oyj...............................  29,795     522,011
    Metsa Board Oyj...................................... 125,806     915,768
    Metso Oyj............................................  55,305   1,626,980

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
FINLAND -- (Continued)
#   Neste Oyj............................................  50,237 $ 4,602,722
    Nokia Oyj............................................  98,261     620,779
    Nokia Oyj............................................ 143,713     904,154
    Nokian Renkaat Oyj...................................  61,125   2,033,581
    Olvi Oyj, Class A....................................   9,261     352,215
    Oriola Oyj, Class B.................................. 109,357     272,131
    Orion Oyj, Class A...................................   9,202     324,611
    Orion Oyj, Class B...................................  53,221   1,881,417
#   Outokumpu Oyj........................................ 261,645   1,130,793
*   Outotec Oyj..........................................  79,010     324,352
#   Pihlajalinna Oyj.....................................   9,285     109,510
    Ponsse Oyj...........................................   6,228     195,618
    Poyry Oyj............................................  10,657     124,601
*   QT Group Oyj.........................................   2,279      25,508
    Raisio Oyj, Class V..................................  76,056     233,558
    Ramirent Oyj.........................................  72,622     497,888
    Revenio Group Oyj....................................  10,609     180,733
    Sampo Oyj, Class A...................................  29,357   1,345,001
    Sanoma Oyj...........................................  54,868     533,287
#   SRV Group Oyj........................................  11,475      25,133
*   Stockmann Oyj Abp, Class A...........................   2,666       6,974
#*  Stockmann Oyj Abp (5462393), Class B.................  27,220      61,705
    Stora Enso Oyj, Class R.............................. 218,840   2,943,901
    Tieto Oyj............................................  29,564     847,952
#   Tikkurila Oyj........................................  30,785     464,601
    UPM-Kymmene Oyj...................................... 228,744   6,643,123
    Uponor Oyj...........................................  56,120     638,807
    Vaisala Oyj, Class A.................................   9,648     202,684
    Valmet Oyj...........................................  61,016   1,374,734
    Wartsila Oyj Abp.....................................  44,064     719,506
#   YIT Oyj.............................................. 127,829     826,578
                                                                  -----------
TOTAL FINLAND............................................          53,643,393
                                                                  -----------
FRANCE -- (6.7%)
    ABC arbitrage........................................  12,945      91,352
    Accor SA.............................................   7,050     306,611
    Actia Group..........................................  10,087      38,980
    Aeroports de Paris...................................   2,541     486,096
*   Air France-KLM....................................... 181,859   2,287,684
    Air Liquide SA.......................................   7,158     868,977
    Akka Technologies....................................   6,256     392,328
    AKWEL................................................   9,244     166,501
    Albioma SA...........................................  23,375     523,984
    Alstom SA............................................  19,948     802,501
    Altamir..............................................  17,275     300,335
    Alten SA.............................................  11,932   1,143,488
#   Altran Technologies SA............................... 175,420   1,657,152
    Amundi SA............................................  12,532     721,054
#   Antalis International SAS............................  21,133      22,097
    APRIL SA.............................................  10,426     251,684
#*  Archos...............................................  24,417       8,742
    Arkema SA............................................  50,957   4,828,044
    Assystem SA..........................................   5,434     176,445
    Atos SE..............................................  19,717   1,797,792
    Aubay................................................   4,684     167,102
    AXA SA, Sponsored ADR................................  14,588     338,442
    AXA SA............................................... 127,987   2,968,040
    Axway Software SA....................................   4,951      73,580
*   Baikowski SAS........................................   1,125      18,852

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
FRANCE -- (Continued)
#   Bastide le Confort Medical...........................   2,869 $   95,779
    Beneteau SA..........................................  28,410    402,639
    Bigben Interactive...................................  15,109    176,490
    BioMerieux...........................................  12,168    859,147
    BNP Paribas SA.......................................  81,900  3,859,616
    Boiron SA............................................   5,728    316,432
    Bollore SA........................................... 156,967    647,508
    Bonduelle SCA........................................  14,170    510,226
#*  Bourbon Corp.........................................  24,458     95,203
    Bouygues SA..........................................  77,614  2,747,009
    Bureau Veritas SA....................................  24,625    547,067
    Burelle SA...........................................      44     49,281
    Capgemini SE.........................................  10,331  1,140,907
    Carrefour SA......................................... 233,756  4,622,725
#   Casino Guichard Perrachon SA.........................  44,056  2,167,702
    Catering International Services......................   1,201     14,986
*   Cegedim SA...........................................   3,793    107,943
*   CGG SA............................................... 358,373    673,497
    Chargeurs SA.........................................  23,492    519,546
    Cie de Saint-Gobain.................................. 149,152  5,146,935
    Cie des Alpes........................................   9,189    255,597
    Cie Generale des Etablissements Michelin SCA.........  23,837  2,589,220
    Cie Plastic Omnium SA................................  50,206  1,380,664
    CNP Assurances.......................................  33,887    769,875
*   Coface SA............................................  81,632    749,732
    Credit Agricole SA...................................  85,959    981,774
    Danone SA............................................  12,713    925,147
    Derichebourg SA...................................... 104,134    474,926
    Devoteam SA..........................................   3,003    351,414
    Edenred..............................................  34,476  1,396,168
    Eiffage SA...........................................  28,388  2,659,563
    Electricite de France SA............................. 184,935  3,061,139
    Electricite de Strasbourg SA.........................      88     10,295
    Elior Group SA.......................................  83,863  1,180,498
    Elis SA.............................................. 120,544  1,949,952
    Engie SA............................................. 144,128  2,310,561
    Eramet...............................................   7,703    536,731
    EssilorLuxottica SA..................................   9,379  1,188,123
    Esso SA Francaise....................................   2,429     94,702
*   Etablissements Maurel et Prom........................  21,396     84,351
#   Eurofins Scientific SE...............................   2,681  1,077,460
    Euronext NV..........................................  27,881  1,717,513
#   Europcar Mobility Group..............................  86,085    757,638
    Eutelsat Communications SA........................... 143,236  3,037,561
    Exel Industries, Class A.............................   1,036     84,445
    Faurecia SA..........................................  28,361  1,240,779
    Fleury Michon SA.....................................     748     38,335
*   Fnac Darty S.A. (V7VQL46)............................  10,521    740,979
*   Fnac Darty SA (BLRZL56)..............................   2,700    189,310
    Gaztransport Et Technigaz SA.........................  12,868  1,086,916
    Getlink SE...........................................  69,512  1,016,596
    GL Events............................................   8,638    173,337
    Groupe Crit..........................................   2,385    141,004
    Groupe Gorge.........................................   2,052     25,885
    Groupe Open..........................................   3,320     66,442
    Guerbet..............................................   5,364    347,343
    Haulotte Group SA....................................   6,838     66,720
    HERIGE SADCS.........................................     700     18,590
#*  HiPay Group SA.......................................   2,179     20,601

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
FRANCE -- (Continued)
*   ID Logistics Group...................................   1,080 $  181,536
    Iliad SA.............................................   6,691    766,069
    Imerys SA............................................   8,907    469,293
    Ingenico Group SA....................................  34,037  1,855,282
    Interparfums SA......................................   2,850    142,698
    Ipsen SA.............................................  11,306  1,422,707
    IPSOS................................................  32,249    748,212
    Jacquet Metal Service SA.............................  10,665    201,193
    JCDecaux SA..........................................   9,744    288,682
    Kaufman & Broad SA...................................  16,825    678,915
    Korian SA............................................  46,898  1,668,118
    Lagardere SCA........................................  95,197  2,487,354
#*  Latecoere SACA.......................................  62,542    223,787
    Laurent-Perrier......................................   1,337    144,124
    Le Belier............................................   2,212     85,687
    Lectra...............................................  17,815    415,076
    Legrand SA...........................................  13,193    781,638
    Linedata Services....................................   3,276    132,841
    LISI.................................................  17,278    547,070
    LNA Sante SA.........................................   4,400    239,594
    LVMH Moet Hennessy Louis Vuitton SE..................   1,335    428,268
#   Maisons France Confort SA............................   2,572    103,580
    Manitou BF SA........................................   6,527    198,836
    Manutan International................................   1,396     98,942
    Mersen SA............................................  14,342    469,198
#*  METabolic EXplorer SA................................  24,334     42,114
    Metropole Television SA..............................  20,920    319,776
    Natixis SA........................................... 168,286    862,648
    Neopost SA...........................................  34,175    857,752
#   Nexans SA............................................  37,794  1,129,831
    Nexity SA............................................  26,277  1,227,260
#*  Nicox................................................  10,169     71,216
    NRJ Group............................................  13,173    110,947
    Oeneo SA.............................................  19,243    240,017
#*  Onxeo SA.............................................  25,529     26,512
#*  Onxeo SA.............................................   5,700      5,985
    Orange SA............................................ 287,736  4,462,898
    Orpea................................................  11,541  1,144,102
#*  Parrot SA............................................  16,562     60,349
    Peugeot SA........................................... 315,797  7,943,999
*   Pierre & Vacances SA.................................   3,867     80,713
    Plastivaloire........................................   8,518     85,371
    PSB Industries SA....................................   1,125     41,301
    Publicis Groupe SA...................................  27,239  1,663,211
#   Rallye SA............................................  22,424    257,971
#*  Recylex SA...........................................   4,720     35,874
    Renault SA...........................................  53,306  3,772,197
    Rexel SA............................................. 253,014  2,885,016
    Robertet SA..........................................     426    265,249
    Rothschild & Co......................................  11,557    382,280
    Rubis SCA............................................  19,641  1,172,394
    Samse SA.............................................     244     38,534
    Sanofi...............................................  34,624  3,009,445
    Sartorius Stedim Biotech.............................   6,814    751,076
    Savencia SA..........................................   3,685    244,407
    Schneider Electric SE................................  19,335  1,375,136
    Schneider Electric SE................................   1,883    134,189
    SCOR SE..............................................  87,264  3,672,047
    SEB SA...............................................   7,961  1,220,731

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
FRANCE -- (Continued)
    Seche Environnement SA...............................   2,112 $     68,624
    SES SA............................................... 123,018    2,507,259
    Societe BIC SA.......................................  13,449    1,346,929
*   Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco...........................................     763       41,960
    Societe Generale SA..................................  55,518    1,731,023
    Societe Marseillaise du Tunnel Prado-Carenage SA.....   1,651       35,269
#   Sodexo SA............................................   4,548      473,452
*   SOITEC...............................................   8,180      628,186
#*  Solocal Group........................................ 195,029      100,408
    Somfy SA.............................................   2,620      207,010
    Sopra Steria Group...................................   6,763      683,889
#   SPIE SA..............................................  77,345    1,164,800
*   Stallergenes Greer P.L.C.............................   2,696       93,630
    Stef SA..............................................   3,236      312,109
    STMicroelectronics NV................................ 180,965    2,887,124
    STMicroelectronics NV................................  10,413      164,942
    Suez.................................................  22,409      287,208
    Sword Group..........................................   2,741      100,116
    Synergie SA..........................................   6,895      213,137
#   Tarkett SA...........................................  25,873      562,632
*   Technicolor SA....................................... 233,452      261,187
    Teleperformance......................................  19,734    3,396,240
    Television Francaise 1...............................  64,164      520,165
#*  Tessi SA.............................................     909      166,394
    Thales SA............................................   1,633      180,592
    Thermador Groupe.....................................   3,781      214,834
    Total Gabon..........................................     433       61,655
    Total SA............................................. 254,506   13,952,304
    TOTAL SA, Sponsored ADR..............................      57        3,120
*   Touax SA.............................................   1,315        7,975
    Trigano SA...........................................   4,711      455,445
*   Ubisoft Entertainment SA.............................  42,296    3,753,621
    Union Financiere de France BQE SA....................   2,287       58,160
    Valeo SA.............................................  20,037      626,830
#*  Vallourec SA......................................... 253,363      455,143
*   Valneva SE...........................................  25,108       96,874
    Vetoquinol SA........................................   2,125      125,578
    Vicat SA.............................................  16,383      819,266
    VIEL & Cie SA........................................  15,605       89,835
    Vilmorin & Cie SA....................................   5,957      387,087
#   Vinci SA.............................................  17,186    1,512,203
*   Virbac SA............................................   1,862      262,086
    Vivendi SA...........................................  29,520      752,740
    Vranken-Pommery Monopole SA..........................   1,795       48,301
*   Worldline SA.........................................   4,965      266,229
    XPO Logistics Europe SADIR...........................      27        9,213
                                                                  ------------
TOTAL FRANCE.............................................          176,400,419
                                                                  ------------
GERMANY -- (6.4%)
    1&1 Drillisch AG.....................................  12,783      531,870
    Aareal Bank AG.......................................  50,353    1,628,244
    Adler Modemaerkte AG.................................   4,316       16,795
#   ADLER Real Estate AG.................................  12,044      192,809
#   ADO Properties SA....................................   5,914      355,014
*   ADVA Optical Networking SE...........................  33,390      285,337
#*  AIXTRON SE...........................................   6,081       60,638
    All for One Steeb AG.................................     486       30,490
    Allgeier SE..........................................   3,364      115,354
    Allianz SE, Sponsored ADR............................  11,988      253,726

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
GERMANY -- (Continued)
    Allianz SE...........................................  24,364 $5,169,369
    Amadeus Fire AG......................................   3,198    319,318
    Atoss Software AG....................................     561     56,071
    Aurubis AG...........................................  35,915  1,966,898
    Axel Springer SE.....................................  20,007  1,224,993
    BASF SE..............................................  54,159  3,967,560
    Basler AG............................................     762    130,132
    Bauer AG.............................................  10,205    170,857
    Bayer AG.............................................  48,002  3,638,348
    Bayerische Motoren Werke AG..........................  50,795  4,279,497
    BayWa AG.............................................  13,874    378,995
    Bechtle AG...........................................  13,772  1,095,839
    Bertrandt AG.........................................   4,864    417,288
    Bijou Brigitte AG....................................   2,250    102,502
    Bilfinger SE.........................................  27,184    869,021
    Borussia Dortmund GmbH & Co. KGaA....................  61,142    629,048
    Brenntag AG..........................................  31,656  1,498,837
    CANCOM SE............................................  26,250  1,018,991
    Carl Zeiss Meditec AG................................   4,437    402,712
    CECONOMY AG..........................................  87,517    411,101
    CENIT AG.............................................   3,984     69,119
    CENTROTEC Sustainable AG.............................   8,794    116,849
    Cewe Stiftung & Co. KGAA.............................   5,534    487,341
    comdirect bank AG....................................   7,377     84,794
*   Commerzbank AG....................................... 560,765  4,036,034
    CompuGroup Medical SE................................  12,270    610,888
    Continental AG.......................................   3,798    600,222
    Corestate Capital Holding SA.........................   5,307    194,502
    Covestro AG..........................................   7,485    413,618
    CropEnergies AG......................................  27,276    156,874
    CTS Eventim AG & Co. KGaA............................  29,511  1,254,166
    Daimler AG........................................... 139,507  8,264,245
    Delticom AG..........................................   1,376     11,916
    Deutsche Bank AG..................................... 129,616  1,152,197
    Deutsche Bank AG..................................... 256,657  2,279,114
    Deutsche Beteiligungs AG.............................  11,632    454,437
    Deutsche Boerse AG...................................   9,256  1,232,417
    Deutsche EuroShop AG.................................   7,515    233,863
    Deutsche Lufthansa AG................................ 152,127  3,840,606
    Deutsche Pfandbriefbank AG........................... 126,088  1,424,151
    Deutsche Post AG.....................................  27,702    818,209
    Deutsche Telekom AG, Sponsored ADR...................  16,349    264,936
    Deutsche Telekom AG.................................. 184,205  2,995,331
    Deutsche Wohnen SE...................................  28,338  1,415,665
    Deutz AG............................................. 127,286    906,327
*   Dialog Semiconductor P.L.C...........................  42,848  1,252,725
    DIC Asset AG.........................................  16,504    186,341
    Diebold Nixdorf AG...................................   3,206    213,663
    DMG Mori AG..........................................   8,867    445,562
    Dr Hoenle AG.........................................   2,767    160,451
    Draegerwerk AG & Co. KGaA............................   2,421    116,836
#   Duerr AG.............................................  31,023  1,270,642
    E.ON SE.............................................. 588,434  6,541,253
    Eckert & Ziegler AG..................................   2,958    323,518
    EDAG Engineering Group AG............................   6,901    126,884
    Elmos Semiconductor AG...............................  10,591    289,636
#   ElringKlinger AG.....................................  31,740    279,350
    Evonik Industries AG.................................  20,404    558,020
    Fielmann AG..........................................  12,911    876,599

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
GERMANY -- (Continued)
#   First Sensor AG......................................   3,082 $   68,977
    Francotyp-Postalia Holding AG, Class A...............  10,397     42,434
    Fraport AG Frankfurt Airport Services Worldwide......  17,461  1,380,011
    Freenet AG...........................................  90,200  1,920,810
    Fresenius Medical Care AG & Co. KGaA, ADR............   4,254    156,292
    Fresenius Medical Care AG & Co. KGaA.................  21,033  1,546,979
    Fresenius SE & Co. KGaA..............................  16,423    851,532
    Fuchs Petrolub SE....................................  10,969    481,650
    GEA Group AG.........................................  73,103  2,014,026
    Gerresheimer AG......................................  26,740  1,810,859
#*  Gerry Weber International AG.........................  20,442     15,253
    Gesco AG.............................................   7,358    203,188
    GFT Technologies SE..................................  14,803    130,099
    GRENKE AG............................................   1,175    108,046
    H&R GmbH & Co. KGaA..................................  10,450     95,667
    Hamburger Hafen und Logistik AG......................  24,647    549,120
    Hannover Rueck SE....................................   4,777    689,482
    Hapag-Lloyd AG.......................................  21,205    535,368
    Hawesko Holding AG...................................     533     24,155
    HeidelbergCement AG..................................  24,911  1,725,015
#*  Heidelberger Druckmaschinen AG....................... 259,333    525,144
    Hella GmbH & Co KGaA.................................  28,463  1,294,716
    Henkel AG & Co. KGaA.................................   1,781    163,249
    Highlight Communications AG..........................  13,766     78,548
    Hochtief AG..........................................   4,713    704,910
*   HolidayCheck Group AG................................  35,457    117,697
    Hornbach Baumarkt AG.................................   7,020    152,778
    Hornbach Holding AG & Co. KGaA.......................   1,004     52,221
    Hugo Boss AG.........................................  32,666  2,342,157
    Indus Holding AG.....................................  14,232    706,082
    Infineon Technologies AG.............................  11,283    250,973
    Infineon Technologies AG, ADR........................  44,524    991,104
*   Innogy SE............................................  10,278    440,082
    Isra Vision AG.......................................   7,820    264,011
    Jenoptik AG..........................................  26,085    844,423
    K+S AG............................................... 168,585  3,283,145
    KION Group AG........................................  24,893  1,437,285
    Kloeckner & Co. SE...................................  76,269    570,035
    Koenig & Bauer AG....................................  10,967    520,578
    Krones AG............................................   7,296    610,215
    KSB SE & Co. KGaA....................................      83     27,958
    KWS Saat SE..........................................     803    253,620
    Lanxess AG...........................................  65,368  3,597,924
    LEG Immobilien AG....................................  13,714  1,611,003
    Leifheit AG..........................................   7,467    200,538
#   Leoni AG.............................................  31,810  1,178,514
*   LPKF Laser & Electronics AG..........................     908      5,782
    MAN SE...............................................   2,090    216,061
#*  Manz AG..............................................   2,130     59,163
#*  Medigene AG..........................................     778      8,022
    Merck KGaA...........................................   3,932    412,856
    METRO AG.............................................  82,379  1,394,091
    MLP SE...............................................  35,142    172,854
    MTU Aero Engines AG..................................  15,704  3,386,445
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen...........................................  13,560  3,026,053
    Nemetschek SE........................................   9,955  1,277,656
    Nexus AG.............................................   2,766     83,976
*   Nordex SE............................................  52,687    600,972
    Norma Group SE.......................................  32,649  1,726,819

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
GERMANY -- (Continued)
    OHB SE...............................................   5,091 $  191,315
    OSRAM Licht AG.......................................  40,961  1,742,982
#   Paragon GmbH & Co. KGaA..............................   1,392     29,902
    Patrizia Immobilien AG...............................  25,462    567,159
#   Pfeiffer Vacuum Technology AG........................   5,378    753,659
#   PNE AG...............................................  66,377    180,717
    Progress-Werk Oberkirch AG...........................   1,001     34,254
    ProSiebenSat.1 Media SE.............................. 124,466  2,221,789
    PSI Software AG......................................   4,785     87,465
    Puma SE..............................................     161     89,733
    Puma SE..............................................     199    110,813
*   QIAGEN NV............................................  11,802    437,028
#*  QIAGEN NV............................................   3,586    132,444
    QSC AG...............................................  91,973    143,497
*   R Stahl AG...........................................   1,041     27,653
    Rational AG..........................................     971    609,108
    Rheinmetall AG.......................................  33,475  3,477,057
    RHOEN-KLINIKUM AG....................................  10,399    271,154
    RIB Software SE......................................  24,459    355,210
*   Rocket Internet SE...................................  60,966  1,538,706
    RTL Group SA.........................................   2,466    134,886
    RWE AG...............................................  65,336  1,625,013
#   S&T AG...............................................  11,656    266,413
#   SAF-Holland SA.......................................  32,772    409,802
    Salzgitter AG........................................  36,714  1,109,233
    SAP SE...............................................   1,457    150,661
#*  Schaltbau Holding AG.................................   3,346     72,800
    Secunet Security Networks AG.........................     753     89,837
*   SGL Carbon SE........................................  33,817    278,004
#   SHW AG...............................................   3,890     89,497
    Siemens AG...........................................  20,490  2,249,757
#   Siltronic AG.........................................  11,290  1,121,651
#   Sixt Leasing SE......................................  11,902    184,266
    Sixt SE..............................................  10,681    971,839
#   SMA Solar Technology AG..............................   7,066    178,950
*   SMT Scharf AG........................................   3,221     47,675
    Softing AG...........................................     444      4,042
    Software AG..........................................  20,534    746,029
    Stabilus SA..........................................  11,768    735,100
#   STRATEC SE...........................................     173     11,866
#   Stroeer SE & Co. KGaA................................  14,176    794,248
    Suedzucker AG........................................  65,667  1,067,455
#*  SUESS MicroTec SE....................................  10,756    126,340
#   Surteco Group SE.....................................   8,145    232,171
    Symrise AG...........................................   7,136    592,723
    Syzygy AG............................................     896      9,313
    TAG Immobilien AG....................................  28,068    709,384
    Takkt AG.............................................  24,889    420,757
*   Talanx AG............................................  27,404  1,018,243
#   Technotrans SE.......................................   6,522    215,201
*   Tele Columbus AG.....................................   6,441     18,818
    Telefonica Deutschland Holding AG.................... 220,596    773,377
    Thyssenkrupp AG......................................  13,626    242,162
    TLG Immobilien AG....................................  13,741    421,878
#*  Tom Tailor Holding SE................................  28,208     68,960
#   Traffic Systems SE...................................   1,564     30,039
    TUI AG...............................................  86,705  1,320,907
    Uniper SE............................................  65,101  1,887,715
#   United Internet AG...................................  42,200  1,674,337

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
GERMANY -- (Continued)
    VERBIO Vereinigte BioEnergie AG......................    23,325 $    186,581
    Volkswagen AG........................................     5,839    1,018,631
    Vossloh AG...........................................     6,996      328,949
    Wacker Chemie AG.....................................    10,818    1,144,473
    Wacker Neuson SE.....................................    28,368      633,433
    Washtec AG...........................................     6,761      479,240
    Wirecard AG..........................................     1,510      250,385
    Wuestenrot & Wuerttembergische AG....................    19,930      375,827
    XING SE..............................................     1,591      476,511
    Zeal Network SE......................................     7,017      176,630
                                                                    ------------
TOTAL GERMANY............................................            166,289,232
                                                                    ------------
HONG KONG -- (2.7%)
    Aeon Credit Service Asia Co., Ltd....................    38,000       34,407
    Aeon Stores Hong Kong Co., Ltd.......................    22,000       11,781
#   Agritrade Resources, Ltd............................. 2,620,000      533,142
    AIA Group, Ltd.......................................   325,600    2,940,007
    Alco Holdings, Ltd...................................   240,000       29,032
    Allied Group, Ltd....................................     6,000       35,481
    Allied Properties HK, Ltd............................ 1,464,540      332,775
    APAC Resources, Ltd..................................    62,458        9,978
*   Applied Development Holdings, Ltd.................... 1,210,000       68,665
    APT Satellite Holdings, Ltd..........................   320,500      139,103
    Asia Financial Holdings, Ltd.........................   136,000       79,892
    Asia Pacific Silk Road Investment Co., Ltd...........   280,000        2,569
    Asia Satellite Telecommunications Holdings, Ltd......    39,000       27,145
    Asia Standard International Group, Ltd...............   482,000       88,756
    Asiasec Properties, Ltd..............................    49,000       18,927
    ASM Pacific Technology, Ltd..........................    50,300      541,946
#   Associated International Hotels, Ltd.................    10,000       28,706
*   Auto Italia Holdings.................................   875,000        8,514
    Bank of East Asia, Ltd. (The)........................   119,872      404,336
*   BeijingWest Industries International, Ltd............   140,000       13,593
    BOC Aviation, Ltd....................................    61,900      526,337
    BOC Hong Kong Holdings, Ltd..........................   143,000      552,540
    BOCOM International Holdings Co., Ltd................    73,000       13,142
    BOE Varitronix, Ltd..................................   376,000       97,274
*   Bonjour Holdings, Ltd................................   596,200       16,614
    Bossini International Holdings, Ltd..................   724,000       26,372
    Bright Smart Securities & Commodities Group, Ltd.....   394,000       87,423
*   Brightoil Petroleum Holdings, Ltd.................... 1,174,000      224,413
*   Brockman Mining, Ltd.................................   317,840        7,320
*   Burwill Holdings, Ltd................................ 2,144,000       37,303
    Cafe de Coral Holdings, Ltd..........................   150,000      405,079
*   Cash Financial Services Group, Ltd...................   300,000        2,107
    Cathay Pacific Airways, Ltd..........................   332,000      511,093
    CCT Fortis Holdings, Ltd.............................    72,000        6,984
    Century City International Holdings, Ltd............. 1,416,000      128,139
    CGN Mining Co., Ltd.................................. 1,035,000       41,065
    Chen Hsong Holdings..................................    48,000       17,609
    Cheuk Nang Holdings, Ltd.............................    21,817       12,478
    Chevalier International Holdings, Ltd................    30,055       43,299
*   China Baoli Technologies Holdings, Ltd...............   325,000       13,298
*   China Best Group Holding, Ltd........................   970,000       24,225
*   China Chuanglian Education Financial Group, Ltd......   660,000        3,722
    China Display Optoelectronics Technology Holdings,
      Ltd................................................   352,000       22,273
*   China Energy Development Holdings, Ltd............... 5,604,000       70,522
    China Everbright Greentech Ltd.......................   115,000       91,307
    China Flavors & Fragrances Co., Ltd..................   220,437       57,327

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE>>
                                                          ---------- ----------
HONG KONG -- (Continued)
*   China Ludao Technology Co., Ltd......................    100,000 $   15,422
#*  China Medical & HealthCare Group, Ltd................    620,000     15,074
    China Motor Bus Co., Ltd.............................      1,200     14,965
#*  China Shandong Hi-Speed Financial Group, Ltd.........    306,000      9,913
*   China Soft Power Technology Holdings, Ltd............  4,028,449     17,502
*   China Solar Energy Holdings, Ltd.....................     64,000        275
    China Star Entertainment, Ltd........................  1,832,000    140,557
#*  China Strategic Holdings, Ltd........................ 16,830,000    135,452
*   China Ting Group Holdings, Ltd.......................    226,000     10,082
*   China Tonghai International Financial, Ltd...........    240,000     20,794
    Chinese Estates Holdings, Ltd........................    255,000    293,945
*   Chinlink International Holdings, Ltd.................    280,800     29,794
    Chinney Investments, Ltd.............................    112,000     37,368
    Chong Hing Bank, Ltd.................................     55,000     95,896
    Chow Sang Sang Holdings International, Ltd...........    217,000    319,430
#   Chow Tai Fook Jewellery Group, Ltd...................    188,200    168,078
    Chuang's China Investments, Ltd......................  1,080,000     68,297
    Chuang's Consortium International, Ltd...............    790,925    167,556
    CITIC Telecom International Holdings, Ltd............  1,665,000    606,775
    CK Asset Holdings, Ltd...............................    149,000  1,254,402
    CK Hutchison Holdings, Ltd...........................    167,460  1,691,212
    CK Infrastructure Holdings, Ltd......................     29,000    234,143
    CK Life Sciences Intl Holdings, Inc..................  1,638,000     87,938
*   CMMB Vision Holdings, Ltd............................  1,696,000     19,726
    CNQC International Holdings, Ltd.....................    355,000     77,975
    CNT Group, Ltd.......................................    518,000     19,828
#*  Common Splendor International Health Industry Group,
      Ltd................................................    232,000     17,131
    Continental Holdings, Ltd............................  1,520,000     20,760
*   Convoy Global Holdings, Ltd..........................  5,166,000     20,606
*   Cosmopolitan International Holdings, Ltd.............    276,000     58,592
#   Cowell e Holdings, Inc...............................    995,000    139,016
*   CP Lotus Corp........................................    260,000      2,626
    Crocodile Garments...................................    574,000     58,665
    Cross-Harbour Holdings, Ltd. (The)...................     56,416     79,726
    CSI Properties, Ltd..................................  5,271,515    249,405
*   CST Group, Ltd....................................... 13,168,000     42,005
    CW Group Holdings, Ltd...............................    443,000      9,783
    Dah Sing Banking Group, Ltd..........................    299,395    585,791
    Dah Sing Financial Holdings, Ltd.....................    122,266    677,689
    Dickson Concepts International, Ltd..................     83,500     40,446
#*  Dingyi Group Investment, Ltd.........................    180,000     11,980
    Dynamic Holdings, Ltd................................      2,000      2,008
    Eagle Nice International Holdings, Ltd...............    242,000     91,764
    EcoGreen International Group, Ltd....................    234,000     46,239
    Emperor Capital Group, Ltd...........................  3,231,000    152,899
    Emperor Entertainment Hotel, Ltd.....................    570,000    122,554
    Emperor International Holdings, Ltd..................  1,323,750    355,796
    Emperor Watch & Jewellery, Ltd.......................  2,480,000     72,366
#   Enerchina Holdings, Ltd..............................  3,201,000    204,544
*   ENM Holdings, Ltd....................................    680,000     74,002
#*  Esprit Holdings, Ltd.................................  1,730,399    359,848
*   Eternity Investment, Ltd.............................  1,730,000     45,036
    Fairwood Holdings, Ltd...............................     29,000     99,337
    Far East Consortium International, Ltd...............  1,136,439    507,470
#*  FIH Mobile, Ltd......................................  3,994,000    434,264
    First Pacific Co., Ltd...............................  1,855,200    804,633
*   First Shanghai Investments, Ltd......................  1,496,000     86,404
    Fountain SET Holdings, Ltd...........................  1,240,000    194,214
    Freeman Fintech Corp, Ltd............................  1,014,000     51,330

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE>>
                                                          ---------- ----------
HONG KONG -- (Continued)
    Future Bright Holdings, Ltd..........................    348,000 $   31,262
*   Future World Financial Holdings, Ltd.................     49,963        262
#   Genting Hong Kong, Ltd...............................    552,000    103,541
    Get Nice Financial Group, Ltd........................    152,150     18,259
    Get Nice Holdings, Ltd............................... 10,434,000    386,293
    Giordano International, Ltd..........................  1,034,000    520,492
#*  Global Brands Group Holding, Ltd.....................  4,998,000    252,365
    Glorious Sun Enterprises, Ltd........................    447,000     50,103
    Gold Peak Industries Holdings, Ltd...................     81,000      8,265
    Golden Resources Development International, Ltd......     90,000      6,306
#*  Gold-Finance Holdings, Ltd...........................    204,000      8,582
*   Good Resources Holdings, Ltd.........................  2,210,000     50,870
#   Goodbaby International Holdings, Ltd.................    622,000    192,681
*   GR Properties, Ltd...................................    128,000     12,751
    Great Eagle Holdings, Ltd............................    158,198    733,052
*   Greentech Technology International, Ltd..............    710,000      7,003
*   G-Resources Group, Ltd............................... 46,891,800    359,573
    Guangnan Holdings, Ltd...............................    154,000     18,257
    Guoco Group, Ltd.....................................     11,000    141,276
#   Guotai Junan International Holdings, Ltd.............  2,063,000    362,451
    Haitong International Securities Group, Ltd..........  1,830,605    643,747
    Hang Lung Group, Ltd.................................    334,000    981,544
    Hang Lung Properties, Ltd............................    320,000    700,686
    Hang Seng Bank, Ltd..................................     22,400    515,354
    Hanison Construction Holdings, Ltd...................    201,459     36,998
*   Hao Tian Development Group, Ltd......................  2,093,933     56,169
    Harbour Centre Development, Ltd......................     53,000    102,653
    Henderson Land Development Co., Ltd..................     86,432    491,341
    HK Electric Investments & HK Electric Investments,
      Ltd................................................    119,288    121,700
    HKBN, Ltd............................................    343,500    531,042
    HKR International, Ltd...............................    745,988    364,085
    HKT Trust & HKT, Ltd.................................    450,000    663,644
    Hon Kwok Land Investment Co., Ltd....................    110,000     53,174
#   Hong Kong Ferry Holdings Co., Ltd....................     33,000     35,355
*   Hong Kong Finance Investment Holding Group, Ltd......    392,000     43,947
    Hong Kong International Construction Investment
      Management Group Co.,..............................
    Ltd..................................................    476,000    145,074
#*  Hong Kong Television Network, Ltd....................    297,000    104,786
    Hongkong & Shanghai Hotels, Ltd. (The)...............    401,500    568,155
    Hongkong Chinese, Ltd................................    296,000     43,907
    Hop Hing Group Holdings, Ltd.........................  1,832,000     38,169
    Hopewell Holdings, Ltd...............................    363,000  1,673,854
*   Hsin Chong Group Holdings, Ltd.......................  1,532,000     12,807
*   Huan Yue Interactive Holdings, Ltd...................    121,000     10,256
#   Huarong International Financial Holdings, Ltd........     75,000      4,968
#*  Huarong Investment Stock Corp., Ltd..................    175,000      7,147
    Hung Hing Printing Group, Ltd........................    280,000     42,627
    Hutchison Telecommunications Hong Kong Holdings, Ltd.  1,218,000    482,600
    Hysan Development Co., Ltd...........................     21,000    109,281
#*  I-CABLE Communications, Ltd..........................  2,153,027     28,129
    IGG, Inc.............................................    371,000    564,324
*   Imagi International Holdings, Ltd....................    216,799     51,383
    IPE Group, Ltd.......................................    365,000     50,432
    IT, Ltd..............................................    386,000    208,913
    ITC Properties Group, Ltd............................    513,165    137,438
    Jacobson Pharma Corp., Ltd...........................    172,000     34,672
    Johnson Electric Holdings, Ltd.......................    246,077    560,680
    Kader Holdings Co., Ltd..............................    214,000     25,521
    Karrie International Holdings, Ltd...................    188,000     24,996

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                        SHARES    VALUE>>
                                                                      ---------- ----------
HONG KONG -- (Continued)
    Kerry Logistics Network, Ltd.....................................    396,750 $  622,218
    Kerry Properties, Ltd............................................    319,000  1,324,973
    Kingmaker Footwear Holdings, Ltd.................................    204,000     43,591
    Kingston Financial Group, Ltd....................................    634,000    184,755
    Kowloon Development Co., Ltd.....................................    339,000    385,611
*   Kwan On Holdings, Ltd............................................    180,000     11,463
    Kwoon Chung Bus Holdings, Ltd....................................     42,000     23,282
    Lai Sun Development Co., Ltd.....................................    218,413    364,617
    Lai Sun Garment International, Ltd...............................     20,000     30,818
*   Landing International Development, Ltd...........................    916,200    303,019
    Langham Hospitality Investments and Langham Hospitality
      Investments,...................................................
    Ltd..............................................................    220,500     88,889
    Li & Fung, Ltd...................................................  3,708,000    630,217
#   Lifestyle International Holdings, Ltd............................    310,500    468,796
    Lippo China Resources, Ltd.......................................  2,772,000     63,575
    Lippo, Ltd.......................................................      9,000      3,159
    Liu Chong Hing Investment, Ltd...................................    168,000    258,723
    L'Occitane International SA......................................    205,750    368,544
#   Luk Fook Holdings International, Ltd.............................    215,000    624,974
    Lung Kee Bermuda Holdings........................................    106,000     46,009
    Macau Legend Development, Ltd....................................  1,430,000    248,754
    Magnificent Hotel Investment, Ltd................................    818,000     18,364
    Man Wah Holdings, Ltd............................................  1,015,200    478,876
#*  Mason Group Holdings, Ltd........................................ 17,583,999    256,714
*   Master Glory Group, Ltd..........................................    567,744      1,302
*   Master Glory Group, Ltd..........................................  7,115,708     18,090
*   Mei Ah Entertainment Group, Ltd..................................    240,000      8,270
    Melco International Development, Ltd.............................    470,000  1,102,889
    Melco Resorts & Entertainment, Ltd., ADR.........................     10,831    233,733
    MGM China Holdings, Ltd..........................................     76,400    148,343
#   Microport Scientific Corp........................................    111,000    106,786
    Midland Holdings, Ltd............................................    358,584     78,479
    Ming Fai International Holdings, Ltd.............................    146,000     19,539
    Miramar Hotel & Investment.......................................    138,000    281,546
    Modern Dental Group, Ltd.........................................    175,000     30,180
*   Mongolian Mining Corp............................................  4,708,499     80,528
    MTR Corp., Ltd...................................................     40,412    226,015
    NagaCorp., Ltd...................................................  1,056,000  1,302,734
    Nameson Holdings, Ltd............................................    530,000     44,530
*   National United Resources Holdings, Ltd..........................    350,000      1,186
*   Neo-Neon Holdings, Ltd...........................................    613,000     56,271
*   NEW Concepts Holdings, Ltd.......................................     40,000      6,671
*   New Sports Group, Ltd............................................    455,500     26,712
*   New Times Energy Corp., Ltd......................................  1,192,000     15,352
    New World Development Co., Ltd...................................  1,489,579  2,349,288
*   NewOcean Energy Holdings, Ltd....................................    834,000    269,164
*   Nine Express, Ltd................................................    606,000     18,038
#   NWS Holdings, Ltd................................................    168,830    386,103
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd............    945,000     35,616
    Oriental Watch Holdings..........................................    356,000     91,368
*   Pacific Andes International Holdings, Ltd........................  1,218,336      4,254
    Pacific Basin Shipping, Ltd......................................  3,325,000    660,239
    Pacific Textiles Holdings, Ltd...................................    407,000    354,967
    Paliburg Holdings, Ltd...........................................    246,000     97,621
*   Pan Asia Environmental Protection Group, Ltd.....................    114,000     14,237
#*  Paradise Entertainment, Ltd......................................    340,000     38,141
    PCCW, Ltd........................................................  1,192,013    709,592
    Perfect Shape Medical, Ltd.......................................    128,000     33,182
    Pico Far East Holdings, Ltd......................................    488,000    181,628

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
HONG KONG -- (Continued)
    Playmates Holdings, Ltd..............................   960,000 $  126,125
    Playmates Toys, Ltd..................................   496,000     48,080
    Polytec Asset Holdings, Ltd.......................... 2,753,900    296,033
    Prada SpA............................................    26,200     86,707
*   PT International Development Co., Ltd................   578,000     31,027
    Public Financial Holdings, Ltd.......................   192,000     79,390
*   PuraPharm Corp., Ltd.................................    68,000     16,487
*   PYI Corp., Ltd....................................... 4,500,000     72,214
*   Realord Group Holdings, Ltd..........................    72,000     46,061
    Regal Hotels International Holdings, Ltd.............   296,000    189,998
*   Regent Pacific Group, Ltd............................ 1,600,000     64,669
#   Regina Miracle International Holdings, Ltd...........   155,000    127,706
#   Sa Sa International Holdings, Ltd....................   518,946    197,940
    Safety Godown Co., Ltd...............................    28,000     51,500
    Samsonite International SA...........................   175,800    522,832
    SAS Dragon Holdings, Ltd.............................   294,000     90,154
    SEA Holdings, Ltd....................................   130,968    167,546
    Shangri-La Asia, Ltd.................................   459,666    600,240
    Shenwan Hongyuan HK, Ltd.............................   282,500     63,317
    Shun Ho Property Investments, Ltd....................    13,497      4,893
    Shun Tak Holdings, Ltd............................... 2,641,249  1,051,181
*   Silver Base Group Holdings, Ltd......................   723,000     40,868
*   Sincere Watch Hong Kong, Ltd......................... 4,770,000     44,338
    Singamas Container Holdings, Ltd..................... 1,470,000    199,779
    Sino Land Co., Ltd...................................   450,202    809,592
    SITC International Holdings Co., Ltd.................   751,000    689,534
    Sitoy Group Holdings, Ltd............................   239,000     63,952
    SJM Holdings, Ltd....................................   595,000    628,398
*   Sky Light Holdings, Ltd..............................   139,000      7,531
    SmarTone Telecommunications Holdings, Ltd............   310,666    368,836
*   SOCAM Development, Ltd...............................    69,505     18,126
#*  Solartech International Holdings, Ltd................ 1,140,000      9,604
*   Solomon Systech International, Ltd...................   568,000     14,291
    Soundwill Holdings, Ltd..............................    69,000     98,967
    Sounth China Financial Holding, Ltd..................   180,000     13,297
*   South China Holdings Co., Ltd........................ 1,200,000     28,116
*   South Shore Holdings, Ltd............................   349,600     16,380
    Stella International Holdings, Ltd...................   354,000    442,404
    Stelux Holdings International, Ltd...................   162,800      4,841
*   Success Universe Group, Ltd..........................   300,000      9,545
#*  Summit Ascent Holdings, Ltd..........................   378,000     46,390
    Sun Hung Kai & Co., Ltd..............................   647,341    306,564
    Sun Hung Kai Properties, Ltd.........................    91,282  1,531,032
    Swire Pacific, Ltd., Class A.........................   126,500  1,498,166
    Swire Pacific, Ltd., Class B.........................   222,500    397,646
    TAI Cheung Holdings, Ltd.............................   214,000    222,023
#   Tai United Holdings, Ltd.............................   455,000     16,611
*   Talent Property Group, Ltd........................... 2,925,000     21,974
    Tao Heung Holdings, Ltd..............................   324,000     55,398
    Techtronic Industries Co., Ltd.......................   218,000  1,272,585
    Television Broadcasts, Ltd...........................   164,900    308,281
    Texwinca Holdings, Ltd...............................   586,000    224,097
#*  TOM Group, Ltd.......................................   130,000     31,532
#*  Town Health International Medical Group, Ltd......... 1,082,000     95,140
    Tradelink Electronic Commerce, Ltd...................   220,000     34,012
    Transport International Holdings, Ltd................   177,318    510,854
*   Trinity, Ltd.........................................   840,000     36,573
*   TSC Group Holdings, Ltd..............................   350,000     20,827
    Tsui Wah Holdings, Ltd...............................   182,000     20,020

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
HONG KONG -- (Continued)
    United Laboratories International Holdings, Ltd.
      (The)..............................................   573,000 $   326,366
*   Up Energy Development Group, Ltd.....................   590,000       1,820
*   Value Convergence Holdings, Ltd......................   716,000      42,872
    Value Partners Group, Ltd............................   481,000     357,462
    Vantage International Holdings, Ltd..................   314,000      30,968
    Vedan International Holdings, Ltd....................   420,000      41,013
    Victory City International Holdings, Ltd............. 4,441,740      60,005
    Vitasoy International Holdings, Ltd..................   326,000   1,326,233
    VSTECS Holdings, Ltd.................................   553,200     265,931
    VTech Holdings, Ltd..................................    69,500     663,873
    Wai Kee Holdings, Ltd................................    46,000      25,145
    Wang On Group, Ltd................................... 9,480,000     118,672
*   We Solutions, Ltd....................................   100,000       5,795
    WH Group, Ltd........................................   875,500     750,773
    Wharf Holdings, Ltd. (The)...........................   158,000     477,555
    Wheelock & Co., Ltd..................................   126,000     807,738
    Win Hanverky Holdings, Ltd...........................   628,000      75,062
    Winfull Group Holdings, Ltd.......................... 1,808,000      24,979
    Wing On Co. International, Ltd.......................    30,000      99,722
    Wing Tai Properties, Ltd.............................   154,000     118,199
*   Wonderful Sky Financial Group Holdings, Ltd..........   218,000      30,135
    Wynn Macau, Ltd......................................    85,200     209,144
    Xinyi Glass Holdings, Ltd............................   986,000   1,200,981
    YGM Trading, Ltd.....................................     8,000       7,514
    YT Realty Group, Ltd.................................   171,962      51,745
    Yue Yuen Industrial Holdings, Ltd....................   200,500     683,869
    Yugang International, Ltd............................ 4,976,000     116,936
*   ZH International Holdings, Ltd.......................   800,000      29,334
                                                                    -----------
TOTAL HONG KONG..........................................            71,119,150
                                                                    -----------
IRELAND -- (0.6%)
    AIB Group P.L.C......................................   132,716     594,128
    Bank of Ireland Group P.L.C..........................   398,216   2,389,523
    C&C Group P.L.C......................................   181,722     687,796
    CRH P.L.C............................................     4,854     139,720
#   CRH P.L.C., Sponsored ADR............................    78,604   2,266,939
    FBD Holdings P.L.C...................................    11,013     104,863
    Glanbia P.L.C........................................    99,717   1,905,542
*   IFG Group P.L.C......................................    20,762      36,873
*   Independent News & Media P.L.C.......................   486,252      36,068
    Irish Continental Group P.L.C........................   104,404     567,550
*   Kenmare Resources P.L.C..............................       356         925
    Kerry Group P.L.C., Class A..........................     8,057     822,687
    Kingspan Group P.L.C.................................    40,662   1,663,026
    Paddy Power Betfair P.L.C............................    27,041   2,208,766
    Paddy Power Betfair P.L.C............................     8,907     731,356
*   Permanent TSB Group Holdings P.L.C...................    24,704      46,475
    Smurfit Kappa Group P.L.C............................    40,275   1,161,360
                                                                    -----------
TOTAL IRELAND............................................            15,363,597
                                                                    -----------
ISRAEL -- (0.8%)
*   ADO Group, Ltd.......................................     4,119      89,523
*   Africa Israel Properties, Ltd........................     3,266      82,521
*   Airport City, Ltd....................................    13,185     173,829
*   Albaad Massuot Yitzhak, Ltd..........................     1,876      18,557
*   Allot, Ltd...........................................     9,849      68,339
    Alony Hetz Properties & Investments, Ltd.............     9,679     102,463
    Alrov Properties and Lodgings, Ltd...................     3,102      92,262

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                      SHARES   VALUE>>
                                                                      ------- ----------
ISRAEL -- (Continued)
    Amot Investments, Ltd............................................  25,786 $  135,991
*   Arko Holdings, Ltd............................................... 109,520     44,379
    Ashtrom Group, Ltd...............................................  12,274     61,189
    Ashtrom Properties, Ltd..........................................  24,169    107,692
    AudioCodes, Ltd..................................................   5,025     70,965
    Avgol Industries 1953, Ltd.......................................  43,315     52,090
*   Azorim-Investment Development & Construction Co., Ltd............  64,324     64,054
    Azrieli Group, Ltd...............................................   2,661    141,672
    Bank Hapoalim BM................................................. 276,800  1,876,207
    Bank Leumi Le-Israel BM.......................................... 496,069  3,279,709
    Bayside Land Corp................................................     192     91,865
    Bezeq The Israeli Telecommunication Corp., Ltd................... 127,225    102,044
    Big Shopping Centers, Ltd........................................     745     46,246
    Blue Square Real Estate, Ltd.....................................   1,417     50,508
*   Brack Capital Properties NV......................................     354     35,036
#   Carasso Motors, Ltd..............................................  10,133     47,442
*   Cellcom Israel, Ltd..............................................  10,729     56,686
*   Cellcom Israel, Ltd..............................................  11,781     63,146
*   Ceragon Networks, Ltd............................................  21,364     94,643
*   Clal Biotechnology Industries, Ltd...............................  22,507     19,163
*   Clal Insurance Enterprises Holdings, Ltd.........................  26,182    385,094
    Delek Automotive Systems, Ltd....................................  20,414     92,193
    Delek Group, Ltd.................................................     763    133,143
    Delta-Galil Industries, Ltd......................................   6,683    193,319
    Dexia Israel Bank, Ltd...........................................      67     12,725
#   Direct Insurance Financial Investments, Ltd......................  11,694    138,573
    Dor Alon Energy in Israel 1988, Ltd..............................   2,904     40,608
#*  El Al Israel Airlines............................................ 501,985    160,690
#   Elbit Systems, Ltd...............................................   2,463    305,096
    Elbit Systems, Ltd...............................................   1,367    168,182
#   Electra Consumer Products 1970, Ltd..............................   6,540     73,444
    Electra, Ltd.....................................................   1,243    293,201
*   Elron Electronic Industries, Ltd.................................   7,966     23,023
*   Energix-Renewable Energies, Ltd..................................  57,549     79,357
*   Equital, Ltd.....................................................   2,508     64,452
*   First International Bank Of Israel, Ltd..........................  29,333    694,530
    FMS Enterprises Migun, Ltd.......................................   1,604     44,723
    Formula Systems 1985, Ltd........................................   7,015    283,001
    Fox Wizel, Ltd...................................................   5,446    131,835
#*  Gilat Satellite Networks, Ltd....................................  16,184    155,599
    Hadera Paper, Ltd................................................   2,158    161,385
    Hamlet Israel-Canada, Ltd........................................   2,215     45,757
    Harel Insurance Investments & Financial Services, Ltd............  97,470    680,167
    Hilan, Ltd.......................................................   6,040    150,593
    IDI Insurance Co., Ltd...........................................   2,853    157,071
*   Industrial Buildings Corp., Ltd..................................  39,182     59,350
    Inrom Construction Industries, Ltd...............................  23,956     77,814
    Israel Chemicals, Ltd............................................  70,349    408,311
    Israel Discount Bank, Ltd., Class A.............................. 444,256  1,571,262
*   Israel Land Development Co., Ltd. (The)..........................   2,209     15,908
    Isras Investment Co., Ltd........................................     225     26,186
    Issta Lines, Ltd.................................................   1,155     17,804
    Jerusalem Oil Exploration........................................   6,588    414,223
*   Kamada, Ltd......................................................   5,590     29,504
    Kenon Holdings, Ltd..............................................   8,647    158,328
*   Kerur Holdings, Ltd..............................................   2,805     70,890
    Maabarot Products, Ltd...........................................   3,266     42,048
    Magic Software Enterprises, Ltd..................................  17,329    143,415
    Malam - Team, Ltd................................................     557     55,211

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
ISRAEL -- (Continued)
    Matrix IT, Ltd.......................................    39,848 $   483,530
    Maytronics, Ltd......................................    17,873     107,437
    Mega Or Holdings, Ltd................................     3,109      36,901
    Meitav Dash Investments, Ltd.........................    17,994      52,854
    Melisron, Ltd........................................     3,433     158,124
    Menora Mivtachim Holdings, Ltd.......................    22,942     280,333
    Migdal Insurance & Financial Holding, Ltd............   369,592     338,746
    Mivtach Shamir Holdings, Ltd.........................     3,588      58,185
    Mizrahi Tefahot Bank, Ltd............................    44,419     826,318
    Naphtha Israel Petroleum Corp., Ltd..................    30,324     206,079
*   Neto ME Holdings, Ltd................................     1,343     122,426
#*  Nice, Ltd., Sponsored ADR............................     3,145     345,793
*   Nova Measuring Instruments, Ltd......................    14,832     369,073
    Oil Refineries, Ltd.................................. 1,019,876     496,805
*   Partner Communications Co., Ltd......................    31,937     144,925
*   Partner Communications Co., Ltd., ADR................    10,082      44,764
    Paz Oil Co., Ltd.....................................     3,335     498,838
    Phoenix Holdings, Ltd. (The).........................    89,295     502,048
    Plasson Industries, Ltd..............................     2,176     105,147
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd..     3,182     172,944
    Scope Metals Group, Ltd..............................     5,087     129,340
    Shapir Engineering and Industry, Ltd.................    45,463     159,549
#*  Shikun & Binui, Ltd..................................   169,004     309,091
    Shufersal, Ltd.......................................    59,081     416,792
    Strauss Group, Ltd...................................     6,285     152,680
    Summit Real Estate Holdings, Ltd.....................    19,296     181,041
*   Suny Cellular Communication, Ltd.....................    64,446      34,650
    Tadiran Holdings, Ltd................................     1,789      40,432
*   Teva Pharmaceutical Industries, Ltd., Sponsored ADR..     5,745     114,038
*   Tower Semiconductor, Ltd.............................     5,885      87,628
*   Tower Semiconductor, Ltd.............................     6,141      91,698
*   Union Bank of Israel.................................    14,302      61,978
                                                                    -----------
TOTAL ISRAEL.............................................            21,956,423
                                                                    -----------
ITALY -- (2.8%)
    A2A SpA..............................................   950,600   1,734,489
    ACEA SpA.............................................    30,658     468,647
*   Aeffe SpA............................................    10,396      33,691
    Amplifon SpA.........................................    41,523     743,902
    Anima Holding SpA....................................   118,704     488,361
*   Arnoldo Mondadori Editore SpA........................   116,873     225,868
    Ascopiave SpA........................................    36,241     133,707
    Assicurazioni Generali SpA...........................   112,181   1,963,982
#*  Astaldi SpA..........................................    38,221      34,661
    Atlantia SpA.........................................    19,780     468,177
    Autogrill SpA........................................    66,590     598,986
#   Azimut Holding SpA...................................    60,141     762,844
#*  Banca Carige SpA..................................... 7,344,616      12,610
    Banca Generali SpA...................................    30,586     721,552
    Banca IFIS SpA.......................................    18,646     358,473
    Banca Mediolanum SpA.................................    67,050     409,070
#*  Banca Monte dei Paschi di Siena SpA..................     3,155       4,470
    Banca Popolare di Sondrio SCPA.......................   393,918   1,051,023
#   Banca Profilo SpA....................................   193,938      35,265
#   Banca Sistema SpA....................................    36,404      59,709
#*  Banco BPM SpA........................................ 1,236,234   2,399,709
    Banco di Desio e della Brianza SpA...................    23,249      48,122
    BasicNet SpA.........................................    13,861      77,240
#   BE...................................................    54,666      55,012

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
ITALY -- (Continued)
    Biesse SpA...........................................     7,891 $  184,153
#   BPER Banca...........................................   314,899  1,067,166
#   Brembo SpA...........................................    78,665    898,583
    Brunello Cucinelli SpA...............................    17,481    632,167
#   Buzzi Unicem SpA.....................................    45,445    868,184
    Cairo Communication SpA..............................    64,224    279,643
    Cementir Holding SpA.................................    38,268    260,695
    Cerved Group SpA.....................................    97,072    854,380
    CIR-Compagnie Industriali Riunite SpA................   273,909    317,414
    CNH Industrial NV....................................    37,663    370,179
    Credito Emiliano SpA.................................    89,932    512,464
*   Credito Valtellinese SpA............................. 5,863,975    438,925
#*  d'Amico International Shipping SA....................   156,210     24,777
    Danieli & C Officine Meccaniche SpA..................     9,589    197,633
    Datalogic SpA........................................     8,360    226,004
    Davide Campari-Milano SpA............................   104,629    940,047
    De' Longhi SpA.......................................    25,068    625,468
    DeA Capital SpA......................................    73,160    112,241
    DiaSorin SpA.........................................    10,707    980,477
    El.En. SpA...........................................       867     15,882
*   Elica SpA............................................    12,474     20,983
    Emak SpA.............................................    25,019     37,501
    Enel SpA.............................................   161,430    975,668
    Eni SpA..............................................   211,731  3,590,073
    Eni SpA, Sponsored ADR...............................     7,138    241,835
    ERG SpA..............................................    40,001    783,712
    Esprinet SpA.........................................    46,237    203,869
*   Eurotech SpA.........................................    22,622     91,840
*   Exprivia SpA.........................................    15,355     19,735
    Falck Renewables SpA.................................   156,379    501,210
    Ferrari NV...........................................     8,873  1,104,815
*   Fiat Chrysler Automobiles NV.........................   288,975  4,944,906
*   Fiera Milano SpA.....................................    13,383     75,084
*   Fincantieri SpA......................................   347,770    402,514
    FinecoBank Banca Fineco SpA..........................   158,927  1,728,166
    FNM SpA..............................................   128,567     77,781
*   GEDI Gruppo Editoriale SpA...........................   126,073     53,378
#   Gefran SpA...........................................     3,892     34,546
    Geox SpA.............................................    37,594     55,972
    Gruppo MutuiOnline SpA...............................    14,143    273,702
    Hera SpA.............................................   357,573  1,208,433
*   IMMSI SpA............................................   249,326    127,189
#   Industria Macchine Automatiche SpA...................     9,248    613,125
    Infrastrutture Wireless Italiane SpA.................    29,015    230,983
*   Intek Group SpA......................................   281,585    105,888
    Interpump Group SpA..................................    33,249  1,071,191
    Intesa Sanpaolo SpA..................................   928,959  2,125,573
    Iren SpA.............................................   160,842    394,486
    Italgas SpA..........................................   112,958    683,897
    Italmobiliare SpA....................................     7,200    160,142
#*  Juventus Football Club SpA...........................   222,962    367,800
    La Doria SpA.........................................     5,392     53,184
    Leonardo SpA.........................................   134,352  1,301,877
    Maire Tecnimont SpA..................................    90,324    362,536
    MARR SpA.............................................    17,413    416,727
    Massimo Zanetti Beverage Group SpA...................     7,664     55,387
#*  Mediaset SpA.........................................   270,865    890,145
    Mediobanca Banca di Credito Finanziario SpA..........   286,113  2,493,403
    Moncler SpA..........................................    17,111    643,967

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
ITALY -- (Continued)
#*  OVS SpA..............................................   115,001 $   175,469
    Parmalat SpA.........................................    58,152     189,648
    Piaggio & C SpA......................................   171,388     393,654
    Poste Italiane SpA...................................   116,250   1,001,109
    Prima Industrie SpA..................................     3,071      73,361
    Prysmian SpA.........................................    10,365     222,674
    RAI Way SpA..........................................    46,508     236,566
    Recordati SpA........................................    28,280   1,024,764
    Reno de Medici SpA...................................   128,268     107,840
    Reply SpA............................................     8,935     495,316
#   Retelit SpA..........................................    66,357     116,751
#*  Rizzoli Corriere Della Sera Mediagroup SpA...........    67,269     111,944
    Sabaf SpA............................................     3,112      54,536
    SAES Getters SpA.....................................     1,925      43,906
*   Safilo Group SpA.....................................    33,402      30,721
*   Saipem SpA...........................................   498,578   2,370,245
#   Salini Impregilo SpA.................................   112,949     248,431
    Salvatore Ferragamo SpA..............................    20,734     415,834
    Saras SpA............................................   472,802   1,007,401
    Servizi Italia SpA...................................     9,572      38,910
    Sesa SpA.............................................     2,814      84,652
    Snam SpA.............................................    23,010     109,880
    Societa Cattolica di Assicurazioni SC................   118,319   1,091,788
    Societa Iniziative Autostradali e Servizi SpA........    38,045     585,552
#*  Sogefi SpA...........................................    47,050      98,624
#   SOL SpA..............................................    15,429     197,900
    Tamburi Investment Partners SpA......................    31,195     217,992
*   Telecom Italia SpA................................... 4,764,829   2,651,173
*   Telecom Italia SpA, Sponsored ADR....................    32,914     180,698
    Tenaris SA...........................................    10,647     133,739
    Terna Rete Elettrica Nazionale SpA...................   110,241     679,422
#*  Tiscali SpA..........................................   665,564      12,191
#   Tod's SpA............................................     2,661     123,850
#*  TREVI - Finanziaria Industriale SpA..................    75,599      27,479
    TXT e-solutions SpA..................................     1,302      14,227
    UniCredit SpA........................................   135,128   1,562,140
#   Unione di Banche Italiane SpA........................   828,377   2,125,388
    Unipol Gruppo SpA....................................   427,425   1,956,938
    UnipolSai Assicurazioni SpA..........................   546,887   1,365,128
    Zignago Vetro SpA....................................    14,273     149,502
                                                                    -----------
TOTAL ITALY..............................................            72,946,618
                                                                    -----------
JAPAN -- (22.9%)
    77 Bank, Ltd. (The)..................................    45,700     805,097
    A&D Co., Ltd.........................................    15,900     100,694
    ABC-Mart, Inc........................................     1,400      80,434
*   Access Co., Ltd......................................    20,900     164,312
    Achilles Corp........................................    12,600     230,258
    AD Works Co., Ltd....................................   140,000      44,997
    Adastria Co., Ltd....................................    24,260     445,816
    ADEKA Corp...........................................    69,200   1,091,653
#   Adtec Plasma Technology Co., Ltd.....................     3,500      24,076
    Advan Co., Ltd.......................................    16,000     138,111
    Advanex, Inc.........................................     1,400      19,457
    Advantest Corp.......................................     4,000      91,546
    Aeon Co., Ltd........................................    99,119   2,017,294
    Aeon Delight Co., Ltd................................     9,700     360,183
    Aeon Fantasy Co., Ltd................................     6,700     159,850
    AEON Financial Service Co., Ltd......................    17,700     343,263

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
#   Aeon Hokkaido Corp...................................  14,000 $  101,644
    Aeon Mall Co., Ltd...................................   6,600    109,710
#   Aeria, Inc...........................................  12,300     63,143
    AGC, Inc.............................................  76,100  2,579,051
    Agro-Kanesho Co., Ltd................................   1,600     30,185
    Ahresty Corp.........................................  15,300     91,562
    Ai Holdings Corp.....................................  14,600    254,250
    Aica Kogyo Co., Ltd..................................  12,300    432,446
    Aichi Bank, Ltd. (The)...............................   6,200    202,166
    Aichi Corp...........................................  31,900    175,642
    Aichi Steel Corp.....................................   9,300    293,141
    Aichi Tokei Denki Co., Ltd...........................   2,200     76,546
    Aida Engineering, Ltd................................  41,000    296,384
*   Aiful Corp........................................... 142,100    363,578
#   Aigan Co., Ltd.......................................  11,000     29,461
    Ain Holdings, Inc....................................  14,200  1,039,653
    Aiphone Co., Ltd.....................................   9,600    141,800
    Air Water, Inc.......................................  32,000    533,867
    Airport Facilities Co., Ltd..........................  20,400    100,315
    Airtech Japan, Ltd...................................   3,100     16,716
    Aisan Industry Co., Ltd..............................  31,600    218,738
    Aisin Seiki Co., Ltd.................................  27,506  1,087,439
    AIT Corp.............................................   4,800     43,809
    Aizawa Securities Co., Ltd...........................  31,900    187,625
    Ajinomoto Co., Inc...................................  10,800    186,998
#   Ajis Co., Ltd........................................   2,000     58,102
    Akatsuki Corp........................................  12,800     34,839
*   Akebono Brake Industry Co., Ltd......................  83,400    127,016
    Akita Bank, Ltd. (The)...............................  17,100    343,344
    Albis Co., Ltd.......................................   5,600    125,121
#   Alconix Corp.........................................  18,100    187,697
    Alinco, Inc..........................................  12,100    105,027
#*  Allied Telesis Holdings K.K..........................  23,900     21,868
#   Alpen Co., Ltd.......................................  14,000    214,853
    Alpha Corp...........................................   5,800     67,213
    Alpha Systems, Inc...................................   5,360    125,424
    Alps Alpine Co., Ltd.................................  62,048  1,308,012
    Alps Logistics Co., Ltd..............................   9,000     65,132
    Altech Corp..........................................   8,200    131,935
    Amada Holdings Co., Ltd..............................  20,600    207,336
    Amano Corp...........................................  25,900    539,933
    Amiyaki Tei Co., Ltd.................................   2,800     92,561
    Amuse, Inc...........................................   7,300    161,996
    Anest Iwata Corp.....................................  21,700    186,676
#   Anicom Holdings, Inc.................................   4,200    118,197
    AOI Electronics Co., Ltd.............................   3,700     87,017
    AOI TYO Holdings, Inc................................  13,188    102,355
    AOKI Holdings, Inc...................................  34,778    409,639
    Aomori Bank, Ltd. (The)..............................  14,700    378,562
    Aoyama Trading Co., Ltd..............................  31,300    782,110
#   Aoyama Zaisan Networks Co., Ltd......................   5,900     84,318
    Aozora Bank, Ltd.....................................  12,200    375,764
    Apaman Co., Ltd......................................   5,900     33,280
    Arakawa Chemical Industries, Ltd.....................  15,800    192,627
    Arata Corp...........................................   7,100    284,540
    Araya Industrial Co., Ltd............................   3,700     52,859
    Arcland Sakamoto Co., Ltd............................  27,900    350,883
    Arcland Service Holdings Co., Ltd....................   7,700    142,180
    Arcs Co., Ltd........................................  23,389    522,492

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
#   Arealink Co., Ltd....................................   5,300 $   68,446
    Argo Graphics, Inc...................................   5,100    182,626
    Ariake Japan Co., Ltd................................   3,200    194,272
    Arisawa Manufacturing Co., Ltd.......................  32,300    245,631
#*  Arrk Corp............................................  16,100     12,874
    Artnature, Inc.......................................  16,800     94,906
    As One Corp..........................................   1,300     91,335
    Asahi Broadcasting Group Holdings Corp...............  10,200     65,989
#   Asahi Co., Ltd.......................................  10,300    138,200
    Asahi Diamond Industrial Co., Ltd....................  47,000    311,745
    Asahi Group Holdings, Ltd............................   7,500    314,171
    Asahi Holdings, Inc..................................  23,000    490,492
    Asahi Intecc Co., Ltd................................  20,000    870,442
    Asahi Kasei Corp..................................... 241,000  2,644,350
    Asahi Kogyosha Co., Ltd..............................   3,900    106,867
    ASAHI YUKIZAI Corp...................................  12,600    172,565
    Asante, Inc..........................................   2,500     49,200
    Asanuma Corp.........................................   7,200    195,942
    Ashimori Industry Co., Ltd...........................   4,300     57,950
    Asia Pile Holdings Corp..............................  28,100    171,348
    ASKA Pharmaceutical Co., Ltd.........................  21,600    223,200
    ASKUL Corp...........................................   3,800     76,791
#   Asti Corp............................................   4,000     62,159
#   Asukanet Co., Ltd....................................   3,500     40,690
    Asunaro Aoki Construction Co., Ltd...................  11,400    104,215
#   Ateam, Inc...........................................   6,900    110,920
#   Atom Corp............................................  45,000    409,728
    Atsugi Co., Ltd......................................  14,400    128,801
    Autobacs Seven Co., Ltd..............................  31,900    534,120
#   Aval Data Corp.......................................   2,300     33,679
    Avex, Inc............................................  29,300    394,016
    Awa Bank, Ltd. (The).................................  27,000    747,894
    Axell Corp...........................................   4,700     22,583
    Axial Retailing, Inc.................................  10,600    336,826
    Azbil Corp...........................................  30,200    634,991
    Bandai Namco Holdings, Inc...........................  16,200    715,662
    Bando Chemical Industries, Ltd.......................  30,100    301,185
    Bank of Iwate, Ltd. (The)............................  11,600    352,295
    Bank of Kochi, Ltd. (The)............................   5,900     41,133
    Bank of Kyoto, Ltd. (The)............................  26,700  1,135,014
#   Bank of Nagoya, Ltd. (The)...........................   9,600    278,934
    Bank of Okinawa, Ltd. (The)..........................  16,400    468,324
    Bank of Saga, Ltd. (The).............................  20,400    324,238
    Bank of the Ryukyus, Ltd.............................  34,000    354,895
    Bank of Toyama, Ltd. (The)...........................   2,200     63,511
    Baroque Japan, Ltd...................................  11,300     95,325
    Belc Co., Ltd........................................   5,400    235,612
    Bell System24 Holdings, Inc..........................  18,500    246,609
    Belluna Co., Ltd.....................................  32,400    306,341
    Benefit One, Inc.....................................  15,100    511,098
    Benesse Holdings, Inc................................   4,700    122,706
    Bic Camera, Inc......................................  31,100    365,682
    Biofermin Pharmaceutical Co., Ltd....................   1,000     21,788
    BML, Inc.............................................  14,600    402,819
#   Bookoff Group Holdings, Ltd..........................   5,700     39,257
    Bourbon Corp.........................................   2,300     39,251
#   BP Castrol K.K.......................................   2,700     30,813
    Bridgestone Corp.....................................  23,000    885,302
    Broadleaf Co., Ltd...................................  55,600    284,665

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    BRONCO BILLY Co., Ltd................................   6,200 $  147,604
    Brother Industries, Ltd.............................. 100,600  1,697,722
    Bunka Shutter Co., Ltd...............................  46,800    322,089
    C Uyemura & Co., Ltd.................................   2,900    177,600
    CAC Holdings Corp....................................  10,900     92,300
    Calbee, Inc..........................................   3,300    106,267
#   Can Do Co., Ltd......................................   7,200    101,225
    Canon Electronics, Inc...............................  15,700    258,113
    Canon Marketing Japan, Inc...........................  11,400    220,808
#   Canon, Inc., Sponsored ADR...........................   7,971    229,804
    Canon, Inc...........................................  23,500    675,865
    Capcom Co., Ltd......................................  31,000    667,281
    Career Design Center Co., Ltd........................   1,900     19,643
    Carlit Holdings Co., Ltd.............................  13,800    102,580
    Carta Holdings, Inc..................................   8,100     80,671
#   Casio Computer Co., Ltd..............................  18,800    250,032
    Cawachi, Ltd.........................................  10,000    196,334
    C'BON COSMETICS Co., Ltd.............................   1,300     31,600
    Central Automotive Products, Ltd.....................   7,600    108,519
    Central Glass Co., Ltd...............................  31,300    690,236
    Central Security Patrols Co., Ltd....................   2,200     89,721
    Central Sports Co., Ltd..............................   4,700    143,963
    Chiba Bank, Ltd. (The)............................... 108,500    660,452
    Chiba Kogyo Bank, Ltd. (The).........................  46,300    147,772
    Chilled & Frozen Logistics Holdings Co., Ltd.........   9,200     97,561
    CHIMNEY Co., Ltd.....................................   2,100     48,583
    Chino Corp...........................................   5,900     66,849
    Chiyoda Co., Ltd.....................................   7,300    122,847
    Chiyoda Corp.........................................  33,200    100,871
    Chiyoda Integre Co., Ltd.............................   8,700    152,496
#   Chofu Seisakusho Co., Ltd............................  14,800    274,004
    Chori Co., Ltd.......................................  10,800    157,403
    Chubu Shiryo Co., Ltd................................  15,700    159,630
    Chudenko Corp........................................  20,500    436,367
    Chuetsu Pulp & Paper Co., Ltd........................  25,889    312,994
*   Chugai Mining Co., Ltd...............................  36,200      5,646
    Chugai Ro Co., Ltd...................................   6,400    119,618
    Chugoku Bank, Ltd. (The).............................  77,600    712,466
    Chugoku Marine Paints, Ltd...........................  39,000    348,596
    Chukyo Bank, Ltd. (The)..............................  10,100    198,283
    Chuo Spring Co., Ltd.................................   1,300     34,642
    CI Takiron Corp......................................  32,200    172,460
    Citizen Watch Co., Ltd............................... 249,700  1,332,869
#   CKD Corp.............................................  42,400    400,858
    CK-San-Etsu Co., Ltd.................................   3,400     74,071
    Clarion Co., Ltd.....................................  22,000    505,352
    Cleanup Corp.........................................  21,000    112,578
    CMIC Holdings Co., Ltd...............................  10,300    153,798
    CMK Corp.............................................  37,100    238,172
    Coca-Cola Bottlers Japan Holdings, Inc...............   5,404    166,920
    cocokara fine, Inc...................................   8,100    375,783
    Coco's Japan Co., Ltd................................   5,000    104,896
#   Colowide Co., Ltd....................................  29,600    643,268
    Computer Engineering & Consulting, Ltd...............  10,800    191,630
    Computer Institute of Japan, Ltd.....................   8,700     63,062
    COMSYS Holdings Corp.................................  32,659    853,164
    Concordia Financial Group, Ltd....................... 184,938    762,806
    CONEXIO Corp.........................................  12,800    162,465
    Corona Corp..........................................  11,100    103,612

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
#   Cosel Co., Ltd.......................................  19,500 $  194,245
#   Cosmo Energy Holdings Co., Ltd.......................  46,100  1,043,683
#   Cosmos Initia Co., Ltd...............................  11,300     60,430
    Cosmos Pharmaceutical Corp...........................   1,000    191,447
    Cota Co., Ltd........................................   4,190     56,858
    CRE, Inc.............................................   7,200     60,711
    Create Medic Co., Ltd................................   6,400     56,022
#   Create Restaurants Holdings, Inc.....................  21,400    239,806
    Create SD Holdings Co., Ltd..........................  10,800    271,803
    Credit Saison Co., Ltd...............................  79,000  1,040,989
#   Creek & River Co., Ltd...............................   5,400     54,954
    Cresco, Ltd..........................................   3,300     91,717
#   Cross Plus, Inc......................................   1,400      9,586
    CTI Engineering Co., Ltd.............................  12,100    149,737
    CyberAgent, Inc......................................   5,200    168,425
#   Cybernet Systems Co., Ltd............................   9,300     49,082
    Cybozu, Inc..........................................   9,800     57,907
    Dai Nippon Printing Co., Ltd.........................  45,400  1,050,783
    Dai Nippon Toryo Co., Ltd............................  19,200    179,466
    Daibiru Corp.........................................   8,100     80,664
    Daicel Corp..........................................  44,400    465,682
    Dai-Dan Co., Ltd.....................................  11,600    246,041
    Daido Kogyo Co., Ltd.................................   8,100     69,712
    Daido Metal Co., Ltd.................................  35,500    250,238
    Daido Steel Co., Ltd.................................  22,600    944,727
    Daidoh, Ltd..........................................  21,700     66,415
#   Daifuku Co., Ltd.....................................  19,700    990,042
#   Daihatsu Diesel Manufacturing Co., Ltd...............  15,500     94,193
    Daihen Corp..........................................  16,400    368,120
    Daiho Corp...........................................  15,000    479,262
    Daiichi Jitsugyo Co., Ltd............................   7,800    246,447
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd................  17,200    138,332
    Dai-ichi Life Holdings, Inc..........................  86,800  1,409,371
    Dai-ichi Seiko Co., Ltd..............................   7,000     78,999
    Daiichikosho Co., Ltd................................  12,100    571,607
    Daiken Corp..........................................  11,700    200,985
    Daiken Medical Co., Ltd..............................   6,000     32,324
    Daiki Aluminium Industry Co., Ltd....................  25,000    137,072
    Daikoku Denki Co., Ltd...............................   8,100    110,521
    Daikokutenbussan Co., Ltd............................   5,400    203,156
*   Daikokuya Holdings Co., Ltd..........................  53,600     15,313
    Daikyonishikawa Corp.................................  30,100    311,552
    Dainichi Co., Ltd....................................   5,100     32,803
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd................................................  10,400    266,427
#   Daio Paper Corp......................................  49,000    629,635
    Daiseki Co., Ltd.....................................   9,500    224,112
    Daishi Hokuetsu Financial Group, Inc.................  30,500    877,835
#   Daishinku Corp.......................................   5,500     49,927
    Daisue Construction Co., Ltd.........................   7,600     64,123
    Daito Bank, Ltd. (The)...............................   5,000     28,097
    Daito Pharmaceutical Co., Ltd........................   8,960    230,843
    Daitron Co., Ltd.....................................   5,900     69,744
    Daiwa House Industry Co., Ltd........................  23,000    745,691
    Daiwa Industries, Ltd................................  21,300    214,125
    Daiwa Securities Group, Inc.......................... 314,647  1,569,225
    Daiwabo Holdings Co., Ltd............................  16,300    877,037
#   DCM Holdings Co., Ltd................................  95,300    972,896
    Delica Foods Holdings Co., Ltd.......................   2,400     29,769
    DeNA Co., Ltd........................................  20,500    362,728

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Denka Co., Ltd....................................... 48,200 $1,550,509
    Denki Kogyo Co., Ltd.................................  7,900    177,450
    Densan System Co., Ltd...............................  4,100     90,258
    Denso Corp...........................................  9,600    441,568
    Dentsu, Inc..........................................  3,500    166,019
    Denyo Co., Ltd....................................... 16,200    203,618
    Descente, Ltd........................................ 15,000    312,338
    Dexerials Corp....................................... 50,200    408,686
    DIC Corp............................................. 26,200    839,942
    Digital Arts, Inc....................................  5,200    336,305
    Digital Hearts Holdings Co., Ltd.....................  7,100     92,749
    Dip Corp............................................. 14,800    270,180
    Disco Corp...........................................  2,400    356,292
    DKS Co., Ltd.........................................  7,000    156,697
#   DMG Mori Co., Ltd.................................... 57,500    782,722
    Don Quijote Holdings Co., Ltd........................  4,700    273,310
    Doshisha Co., Ltd.................................... 10,400    159,352
    Doutor Nichires Holdings Co., Ltd.................... 23,900    457,476
    Dowa Holdings Co., Ltd............................... 36,200  1,159,778
#   DSB Co., Ltd......................................... 10,500     38,971
    DTS Corp............................................. 14,300    506,139
    Duskin Co., Ltd...................................... 34,500    830,491
    Dvx, Inc.............................................  4,600     46,212
#   DyDo Group Holdings, Inc.............................  8,400    404,396
    Dynic Corp...........................................  4,600     30,963
    Eagle Industry Co., Ltd.............................. 24,500    288,667
    Ebara Corp........................................... 34,400    949,494
    Ebara Foods Industry, Inc............................  3,800     72,692
    Ebara Jitsugyo Co., Ltd..............................  5,300    104,946
    Eco's Co., Ltd.......................................  8,100    120,902
    EDION Corp........................................... 62,700    636,408
    eGuarantee, Inc...................................... 13,700    134,580
    Ehime Bank, Ltd. (The)............................... 29,000    280,086
    Eidai Co., Ltd....................................... 18,000     72,751
    Eighteenth Bank, Ltd. (The)..........................  8,400    205,170
    Eiken Chemical Co., Ltd.............................. 11,800    267,583
    Eizo Corp............................................ 12,300    477,162
    Elecom Co., Ltd...................................... 11,000    293,702
    Elematec Corp........................................  7,074    116,617
    Endo Lighting Corp................................... 18,100    122,989
*   Enigmo, Inc..........................................  5,900    132,654
    en-japan, Inc........................................ 14,200    534,070
    Enomoto Co., Ltd.....................................  5,700     42,269
    Enplas Corp..........................................  3,900    106,138
#*  Enshu, Ltd...........................................  3,100     29,175
    EPS Holdings, Inc.................................... 16,700    253,635
#   eRex Co., Ltd........................................ 10,300     58,761
#   ES-Con Japan, Ltd.................................... 27,400    208,393
    ESPEC Corp........................................... 10,700    196,095
    Excel Co., Ltd.......................................  5,800    102,221
    Exedy Corp........................................... 26,100    658,159
    Ezaki Glico Co., Ltd.................................  1,800     89,828
    F&M Co., Ltd.........................................  3,000     28,481
    F@N Communications, Inc.............................. 40,500    205,585
    Faith, Inc...........................................  5,500     42,628
    FALCO HOLDINGS Co., Ltd..............................  8,000    109,865
    FamilyMart UNY Holdings Co., Ltd.....................  4,619    541,035
    FCC Co., Ltd......................................... 25,500    648,442
#*  FDK Corp.............................................  3,900     37,411

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
JAPAN -- (Continued)
    Feed One Co., Ltd....................................  79,140 $126,110
#   Felissimo Corp.......................................   2,400   23,508
    Fenwal Controls of Japan, Ltd........................   3,400   46,618
    Ferrotec Holdings Corp...............................  38,500  345,995
    FIDEA Holdings Co., Ltd.............................. 176,600  217,340
    Fields Corp..........................................   8,600   60,256
    Financial Products Group Co., Ltd....................  31,800  349,192
#   FINDEX, Inc..........................................   6,400   34,289
*   First Baking Co., Ltd................................     400    3,605
    First Bank of Toyama, Ltd. (The).....................  15,600   54,696
#   First Brothers Co., Ltd..............................   4,800   46,031
    First Juken Co., Ltd.................................   7,900   82,437
    FJ Next Co., Ltd.....................................  10,500   88,614
    Foster Electric Co., Ltd.............................  24,200  370,058
    FP Corp..............................................   9,200  522,671
    France Bed Holdings Co., Ltd.........................  20,000  163,136
    Freebit Co., Ltd.....................................   8,100   66,204
#   Freund Corp..........................................   5,300   41,688
    F-Tech, Inc..........................................  11,900  105,648
#   FTGroup Co., Ltd.....................................   6,300   85,596
    Fudo Tetra Corp......................................  13,300  202,687
    Fuji Co., Ltd........................................  18,700  317,475
    Fuji Corp............................................  49,700  648,675
#   Fuji Corp............................................   4,500   84,787
    Fuji Corp., Ltd......................................  24,700  191,660
    Fuji Die Co., Ltd....................................   7,300   42,391
    Fuji Electric Co., Ltd...............................  17,000  525,384
    Fuji Furukawa Engineering & Construction Co., Ltd....     400    6,674
    Fuji Kosan Co., Ltd..................................     100      579
#   Fuji Kyuko Co., Ltd..................................  10,800  329,427
    Fuji Media Holdings, Inc.............................   4,200   62,140
    Fuji Oil Co., Ltd....................................  44,900  126,064
    Fuji Oil Holdings, Inc...............................  22,800  719,382
    Fuji Pharma Co., Ltd.................................   6,100   99,992
    Fuji Seal International, Inc.........................  19,200  637,842
    Fuji Soft, Inc.......................................   3,900  158,749
    Fujibo Holdings, Inc.................................   8,300  204,609
    Fujicco Co., Ltd.....................................   6,500  138,630
    FUJIFILM Holdings Corp...............................   7,300  313,653
    Fujikura Kasei Co., Ltd..............................  21,300  109,975
    Fujikura Rubber, Ltd.................................  14,600   61,388
    Fujikura, Ltd........................................ 217,700  955,620
    Fujimi, Inc..........................................   9,900  204,122
    Fujimori Kogyo Co., Ltd..............................  12,600  328,601
#   Fujio Food System Co., Ltd...........................   4,200   91,864
#   Fujisash Co., Ltd....................................  77,900   59,902
    Fujishoji Co., Ltd...................................   4,500   39,505
#   Fujita Kanko, Inc....................................   6,599  164,204
    Fujitec Co., Ltd.....................................  24,400  266,242
    Fujitsu Frontech, Ltd................................  11,400  104,778
    Fujitsu General, Ltd.................................  29,600  380,904
    Fujitsu, Ltd.........................................  14,100  946,327
#   Fujiya Co., Ltd......................................   2,300   47,281
    FuKoKu Co., Ltd......................................   9,000   72,197
    Fukuda Corp..........................................   4,600  171,163
    Fukuda Denshi Co., Ltd...............................   2,200  148,581
    Fukui Bank, Ltd. (The)...............................  16,900  246,596
    Fukui Computer Holdings, Inc.........................   3,500   52,428
    Fukuoka Financial Group, Inc.........................  21,800  481,615

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
#*  Fukushima Bank, Ltd. (The)...........................  26,500 $   95,987
    Fukushima Industries Corp............................   9,200    326,202
    Fukuyama Transporting Co., Ltd.......................  10,523    423,209
    FULLCAST Holdings Co., Ltd...........................  10,900    191,546
    Fumakilla, Ltd.......................................   2,998     32,774
#*  Funai Electric Co., Ltd..............................  16,300     87,846
    Funai Soken Holdings, Inc............................  14,860    251,223
    Furukawa Battery Co., Ltd. (The).....................  10,900     69,765
    Furukawa Co., Ltd....................................  28,700    366,048
    Furukawa Electric Co., Ltd...........................  48,300  1,448,728
    Furuno Electric Co., Ltd.............................  21,700    180,853
    Furusato Industries, Ltd.............................   8,000    113,435
    Furyu Corp...........................................  10,100     94,215
    Fuso Chemical Co., Ltd...............................  14,000    275,023
    Fuso Pharmaceutical Industries, Ltd..................   6,500    149,910
    Futaba Corp..........................................  27,200    429,015
    Futaba Industrial Co., Ltd...........................  52,900    275,462
    Future Corp..........................................  18,400    255,536
    Fuyo General Lease Co., Ltd..........................  16,300    814,240
    G-7 Holdings, Inc....................................   4,500     87,579
    Gakken Holdings Co., Ltd.............................   2,700    101,142
    Gakkyusha Co., Ltd...................................   3,300     40,569
    GCA Corp.............................................   3,000     19,926
    Gecoss Corp..........................................  13,700    127,089
    Genki Sushi Co., Ltd.................................   2,900    109,450
#   Genky DrugStores Co., Ltd............................   4,800    115,022
    Geo Holdings Corp....................................  30,600    469,187
    Geostr Corp..........................................  11,800     45,988
#   Gfoot Co., Ltd.......................................   7,500     46,011
    Giken, Ltd...........................................  10,000    299,027
    GL Sciences, Inc.....................................   7,000     97,402
    GLOBERIDE, Inc.......................................   8,000    179,101
    Glory, Ltd...........................................  42,100  1,045,917
    GMO internet, Inc....................................  33,600    453,996
#   GMO Payment Gateway, Inc.............................   8,800    455,515
    Godo Steel, Ltd......................................  10,800    176,241
#   Gokurakuyu Holdings Co., Ltd.........................   7,600     42,498
    Goldcrest Co., Ltd...................................  16,990    257,871
    Goldwin, Inc.........................................   4,300    423,482
    Golf Digest Online, Inc..............................   5,700     34,579
    Grandy House Corp....................................   8,900     33,312
    Gree, Inc............................................  58,900    267,407
    GS Yuasa Corp........................................  51,000  1,064,532
    GSI Creos Corp.......................................   7,700     89,373
    G-Tekt Corp..........................................  17,800    261,571
    Gun-Ei Chemical Industry Co., Ltd....................   3,400     81,923
*   GungHo Online Entertainment, Inc.....................  32,700     77,209
    Gunma Bank, Ltd. (The)............................... 134,800    594,149
    Gunze, Ltd...........................................  11,900    496,457
    Gurunavi, Inc........................................  24,700    165,904
    H2O Retailing Corp...................................  43,999    619,236
    HABA Laboratories, Inc...............................   1,100     74,174
    Hachijuni Bank, Ltd. (The)........................... 173,100    766,478
#   Hagihara Industries, Inc.............................   7,000     98,239
    Hagiwara Electric Holdings Co., Ltd..................   6,800    177,642
    Hakudo Co., Ltd......................................   4,400     65,873
    Hakuhodo DY Holdings, Inc............................  26,300    404,752
    Hakuto Co., Ltd......................................  11,400    121,219
    Halows Co., Ltd......................................   6,000    116,006

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Hamakyorex Co., Ltd..................................  13,700 $  489,927
    Hamamatsu Photonics KK...............................   7,100    254,220
    Handsman Co., Ltd....................................   4,200     45,259
    Hankyu Hanshin Holdings, Inc.........................  15,600    556,837
    Hanwa Co., Ltd.......................................  27,300    758,119
    Happinet Corp........................................  14,500    212,713
#   Harada Industry Co., Ltd.............................   6,600     53,250
    Hard Off Corp. Co., Ltd..............................   9,900     74,137
    Harima Chemicals Group, Inc..........................  12,200    110,654
#   Harmonic Drive Systems, Inc..........................   6,300    221,352
    Haruyama Holdings, Inc...............................   3,900     29,928
    Haseko Corp..........................................  62,400    692,100
    Hayashikane Sangyo Co., Ltd..........................   5,400     28,049
    Hazama Ando Corp..................................... 146,750    971,982
    Heian Ceremony Service Co., Ltd......................   1,300     10,293
    Heiwa Corp...........................................  32,100    678,225
    Heiwa Real Estate Co., Ltd...........................  25,300    467,498
    Heiwado Co., Ltd.....................................  22,300    517,138
    Helios Techno Holdings Co., Ltd......................  14,900     96,618
    Hibino Corp..........................................   2,900     50,482
    Hibiya Engineering, Ltd..............................  14,100    220,419
    Hiday Hidaka Corp....................................   9,991    196,628
    Hikari Tsushin, Inc..................................   2,300    368,651
    HI-LEX Corp..........................................  14,100    268,902
#   Himaraya Co., Ltd....................................   1,900     16,189
    Hino Motors, Ltd.....................................  28,900    290,156
    Hioki EE Corp........................................   5,500    207,407
    Hirakawa Hewtech Corp................................   8,800     98,457
#   Hiramatsu, Inc.......................................  19,100     58,902
#   Hirano Tecseed Co., Ltd..............................   7,700    102,289
#   Hirata Corp..........................................   4,700    290,919
    Hirose Electric Co., Ltd.............................   1,200    128,893
    Hiroshima Bank, Ltd. (The)........................... 114,600    663,331
    Hiroshima Gas Co., Ltd...............................  16,700     52,045
    HIS Co., Ltd.........................................  15,300    578,560
    Hisaka Works, Ltd....................................  21,000    160,246
    Hitachi Capital Corp.................................  41,800    952,642
    Hitachi Chemical Co., Ltd............................  57,000    940,196
    Hitachi Construction Machinery Co., Ltd..............  26,400    670,475
    Hitachi High-Technologies Corp.......................  10,100    365,015
    Hitachi Metals, Ltd..................................  54,310    610,988
    Hitachi Transport System, Ltd........................  20,300    566,902
    Hitachi Zosen Corp................................... 139,540    464,232
    Hitachi, Ltd......................................... 121,800  3,831,642
    Hitachi, Ltd., ADR...................................   4,900    308,357
    Hito Communications, Inc.............................   3,700     51,557
    Hochiki Corp.........................................   9,500     92,369
    Hodogaya Chemical Co., Ltd...........................   5,500    105,153
    Hogy Medical Co., Ltd................................   7,200    240,416
    Hokkaido Electric Power Co., Inc.....................  38,000    263,573
    Hokkaido Gas Co., Ltd................................   2,400     32,588
    Hokkan Holdings, Ltd.................................   6,900    102,942
    Hokko Chemical Industry Co., Ltd.....................  20,000     93,986
    Hokkoku Bank, Ltd. (The).............................  16,100    484,032
    Hokuetsu Corp........................................ 105,200    570,721
    Hokuetsu Industries Co., Ltd.........................  17,000    175,041
    Hokuhoku Financial Group, Inc........................  82,000    940,012
#   Hokuriku Electric Industry Co., Ltd..................   6,200     54,860
*   Hokuriku Electric Power Co...........................  36,500    321,272

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Hokuriku Electrical Construction Co., Ltd............  11,000 $   89,708
    Hokuto Corp..........................................  15,600    284,774
    Honda Motor Co., Ltd., Sponsored ADR.................  23,840    716,869
    Honda Motor Co., Ltd................................. 138,023  4,143,720
    Honda Tsushin Kogyo Co., Ltd.........................  10,000     50,979
    H-One Co., Ltd.......................................  17,400    162,989
    Honeys Holdings Co., Ltd.............................  12,570    108,237
#   Honshu Chemical Industry Co., Ltd....................   3,200     35,397
#   Hoosiers Holdings....................................  17,700    108,514
    Horiba, Ltd..........................................  12,400    610,383
    Hoshizaki Corp.......................................   2,800    198,836
    Hosiden Corp.........................................  47,800    363,572
    Hosokawa Micron Corp.................................   6,000    244,999
    Howa Machinery, Ltd..................................  12,800     94,632
    Hulic Co., Ltd.......................................   7,300     67,360
    Hurxley Corp.........................................   2,400     23,254
    Hyakugo Bank, Ltd. (The)............................. 159,400    577,256
    Hyakujushi Bank, Ltd. (The)..........................  17,600    410,001
    Ibiden Co., Ltd......................................  62,100    905,276
    IBJ Leasing Co., Ltd.................................  23,800    548,652
    Ichibanya Co., Ltd...................................   5,134    209,095
    Ichigo, Inc.......................................... 122,800    424,644
    Ichiken Co., Ltd.....................................   5,400     97,160
    Ichikoh Industries, Ltd..............................  36,000    199,429
    Ichinen Holdings Co., Ltd............................  18,300    199,890
    Ichiyoshi Securities Co., Ltd........................  33,600    278,906
#   Icom, Inc............................................   7,400    143,508
    Idec Corp............................................  13,200    243,335
    Idemitsu Kosan Co., Ltd..............................  74,900  2,643,028
#   IDOM, Inc............................................  67,000    250,659
    IHI Corp.............................................  21,300    674,605
    Iida Group Holdings Co., Ltd.........................  44,920    817,491
    Iino Kaiun Kaisha, Ltd...............................  76,300    270,386
#   IJT Technology Holdings Co., Ltd.....................  17,000    102,846
    Ikegami Tsushinki Co., Ltd...........................   7,300     79,324
#   IMAGICA GROUP, Inc...................................  19,100     92,712
    Imasen Electric Industrial...........................  16,400    152,063
    Inaba Denki Sangyo Co., Ltd..........................  11,200    437,314
    Inaba Seisakusho Co., Ltd............................   7,400     83,666
    Inabata & Co., Ltd...................................  29,800    392,772
    Inageya Co., Ltd.....................................   5,100     60,059
    Ines Corp............................................  16,800    203,994
    I-Net Corp...........................................  10,100    124,326
    Infocom Corp.........................................   8,800    297,949
#   Infomart Corp........................................  46,000    491,000
    Information Services International-Dentsu, Ltd.......   8,500    227,130
    Innotech Corp........................................  12,900    119,402
    Inpex Corp........................................... 103,800    997,769
    Intage Holdings, Inc.................................  26,600    211,516
#   Intelligent Wave, Inc................................   2,400     14,511
    Inter Action Corp....................................   4,900    107,262
    Internet Initiative Japan, Inc.......................  20,400    480,778
    Inui Global Logistics Co., Ltd.......................  15,295    100,369
    I-O Data Device, Inc.................................   6,200     66,674
    Iriso Electronics Co., Ltd...........................   8,900    364,521
    Ise Chemicals Corp...................................   1,400     42,466
    Iseki & Co., Ltd.....................................  12,900    188,225
    Isetan Mitsukoshi Holdings, Ltd......................  52,700    542,357
#   Ishihara Chemical Co., Ltd...........................   4,800     75,129

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
JAPAN -- (Continued)
*   Ishihara Sangyo Kaisha, Ltd..........................    31,300 $  319,197
    Ishii Iron Works Co., Ltd............................     1,900     31,049
    Ishizuka Glass Co., Ltd..............................     1,800     32,268
#   Istyle, Inc..........................................    20,000    152,387
    Isuzu Motors, Ltd....................................    58,300    867,233
*   ITbook Holdings Co., Ltd.............................     9,100     32,044
    Itfor, Inc...........................................    11,700     81,244
    Ito En, Ltd..........................................     9,100    405,958
    ITOCHU Corp..........................................    39,900    731,933
    Itochu Enex Co., Ltd.................................    37,300    326,172
    Itochu Techno-Solutions Corp.........................    13,600    283,652
    Itochu-Shokuhin Co., Ltd.............................     3,800    160,673
    Itoham Yonekyu Holdings, Inc.........................    42,178    268,337
    Itoki Corp...........................................    33,553    174,062
    IwaiCosmo Holdings, Inc..............................    15,100    172,156
#   Iwaki & Co., Ltd.....................................    24,300     90,664
    Iwasaki Electric Co., Ltd............................     6,400     74,650
#   Iwatani Corp.........................................    28,400    970,895
    Iwatsu Electric Co., Ltd.............................     6,100     43,464
    Iwatsuka Confectionery Co., Ltd......................       800     31,268
    Iyo Bank, Ltd. (The).................................   107,282    592,829
    Izumi Co., Ltd.......................................     2,600    131,102
    J Front Retailing Co., Ltd...........................    60,100    688,882
#   J Trust Co., Ltd.....................................    60,600    227,637
#   JAC Recruitment Co., Ltd.............................     7,600    153,417
    Jaccs Co., Ltd.......................................    21,900    376,145
    Jafco Co., Ltd.......................................    23,000    807,263
    Jalux, Inc...........................................     5,400    118,598
    Jamco Corp...........................................     6,800    159,278
    Janome Sewing Machine Co., Ltd.......................    17,000     76,604
    Japan Airlines Co., Ltd..............................     5,200    189,324
#   Japan Airport Terminal Co., Ltd......................     5,800    222,234
    Japan Asia Group, Ltd................................    16,900     57,012
*   Japan Asia Investment Co., Ltd.......................    16,300     31,510
*   Japan Asset Marketing Co., Ltd.......................    31,100     29,163
    Japan Aviation Electronics Industry, Ltd.............    37,900    493,935
    Japan Cash Machine Co., Ltd..........................    15,800    143,882
#*  Japan Display, Inc................................... 1,263,600    841,939
    Japan Electronic Materials Corp......................     5,100     34,368
    Japan Exchange Group, Inc............................    22,200    390,913
    Japan Foundation Engineering Co., Ltd................    19,200     60,487
    Japan Lifeline Co., Ltd..............................    25,200    383,527
    Japan Material Co., Ltd..............................    27,000    312,514
    Japan Meat Co., Ltd..................................     7,200    111,577
    Japan Medical Dynamic Marketing, Inc.................    14,500    151,396
    Japan Oil Transportation Co., Ltd....................     2,900     75,583
    Japan Petroleum Exploration Co., Ltd.................     3,900     73,171
    Japan Post Holdings Co., Ltd.........................   126,800  1,558,754
    Japan Property Management Center Co., Ltd............     6,200     48,474
    Japan Pulp & Paper Co., Ltd..........................     9,000    321,601
    Japan Pure Chemical Co., Ltd.........................     1,900     39,178
    Japan Securities Finance Co., Ltd....................    85,300    468,128
    Japan Steel Works, Ltd. (The)........................    45,600    843,800
    Japan Transcity Corp.................................    33,400    130,475
    Japan Wool Textile Co., Ltd. (The)...................    39,800    319,750
    Jastec Co., Ltd......................................     6,900     56,770
    JBCC Holdings, Inc...................................     9,600    127,312
    JCU Corp.............................................    18,600    268,157
    Jeol, Ltd............................................    16,500    299,554

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    JFE Holdings, Inc.................................... 122,160 $2,153,364
    JGC Corp.............................................   6,900    105,864
#*  JIG-SAW, Inc.........................................   1,400     32,227
    Jimoto Holdings, Inc................................. 148,300    162,074
    JINS, Inc............................................   6,400    320,972
    JK Holdings Co., Ltd.................................  14,300     69,705
    JMS Co., Ltd.........................................  12,500     64,400
    Joban Kosan Co., Ltd.................................   4,900     70,719
    J-Oil Mills, Inc.....................................   6,600    230,303
    Joshin Denki Co., Ltd................................  13,000    271,838
    Joyful Honda Co., Ltd................................   1,600     21,069
    JP-Holdings, Inc.....................................  22,600     58,256
    JSP Corp.............................................  12,300    252,223
    JSR Corp.............................................  10,600    171,385
    JTEKT Corp...........................................  81,100  1,053,340
    Juki Corp............................................  27,700    302,950
    Juroku Bank, Ltd. (The)..............................  20,400    447,372
    Justsystems Corp.....................................  14,300    291,364
    JVC Kenwood Corp..................................... 147,070    345,101
    JXTG Holdings, Inc................................... 490,470  2,679,011
    K&O Energy Group, Inc................................  10,700    142,003
    kabu.com Securities Co., Ltd.........................  64,000    318,128
*   Kadokawa Dwango......................................  36,177    392,729
    Kaga Electronics Co., Ltd............................  15,100    280,666
    Kagome Co., Ltd......................................   6,600    176,131
    Kajima Corp..........................................  13,921    198,029
    Kakaku.com, Inc......................................   8,800    154,491
    Kaken Pharmaceutical Co., Ltd........................  10,700    505,483
    Kakiyasu Honten Co., Ltd.............................   5,200    113,366
    Kameda Seika Co., Ltd................................   4,700    213,362
    Kamei Corp...........................................  18,600    197,981
    Kamigumi Co., Ltd....................................  17,800    394,058
    Kanaden Corp.........................................  13,400    141,753
    Kanagawa Chuo Kotsu Co., Ltd.........................   3,600    121,836
    Kanamoto Co., Ltd....................................  22,400    622,376
    Kandenko Co., Ltd....................................  52,200    490,363
    Kaneka Corp..........................................  26,200  1,024,284
    Kaneko Seeds Co., Ltd................................   2,400     28,048
    Kanematsu Corp.......................................  62,300    750,055
    Kanematsu Electronics, Ltd...........................   9,100    266,951
*   Kansai Mirai Financial Group, Inc....................  62,732    466,159
    Kansai Paint Co., Ltd................................  12,000    210,564
    Kansai Super Market, Ltd.............................   9,000     81,356
    Kanto Denka Kogyo Co., Ltd...........................  41,900    348,964
    Kappa Create Co., Ltd................................   6,500     83,425
    Kasai Kogyo Co., Ltd.................................  23,300    187,748
    Katakura & Co-op Agri Corp...........................   3,200     34,232
#   Katakura Industries Co., Ltd.........................  19,000    198,990
    Kato Sangyo Co., Ltd.................................  11,100    324,534
    Kato Works Co., Ltd..................................   8,400    210,446
    KAWADA TECHNOLOGIES, Inc.............................   3,400    211,528
#   Kawagishi Bridge Works Co., Ltd......................   1,600     35,095
    Kawai Musical Instruments Manufacturing Co., Ltd.....   5,000    139,201
    Kawasaki Heavy Industries, Ltd.......................  24,300    612,205
#*  Kawasaki Kisen Kaisha, Ltd...........................  76,399    996,944
    Kawasumi Laboratories, Inc...........................  13,100     81,172
    KDDI Corp............................................  16,500    412,246
    Keihan Holdings Co., Ltd.............................  17,800    734,019
    Keihanshin Building Co., Ltd.........................  20,800    170,300

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Keihin Co., Ltd......................................   3,500 $   40,306
    Keihin Corp..........................................  37,700    674,885
    Keiyo Bank, Ltd. (The)...............................  72,900    459,778
    Keiyo Co., Ltd.......................................  28,100    134,346
    KEL Corp.............................................   4,100     34,890
    Kenedix, Inc.........................................  53,300    280,645
    Kenko Mayonnaise Co., Ltd............................   7,800    146,797
    Kewpie Corp..........................................  12,000    272,733
    Key Coffee, Inc......................................   7,800    145,067
    KFC Holdings Japan, Ltd..............................  10,000    182,266
*   KI Holdings Co., Ltd.................................  12,000     33,774
    Kimoto Co., Ltd......................................  28,900     49,812
    Kimura Chemical Plants Co., Ltd......................  10,600     33,753
    Kimura Unity Co., Ltd................................   2,800     28,681
    King Co., Ltd........................................   4,400     20,346
*   Kinki Sharyo Co., Ltd. (The).........................   4,300     78,243
*   Kintetsu Department Store Co., Ltd...................   3,700    114,854
    Kintetsu World Express, Inc..........................  26,200    379,827
    Kirin Holdings Co., Ltd..............................   2,480     59,207
    Kirindo Holdings Co., Ltd............................   5,300     67,515
    Kissei Pharmaceutical Co., Ltd.......................  15,500    421,181
    Ki-Star Real Estate Co., Ltd.........................   6,500    108,116
    Kitagawa Corp........................................   8,200    168,133
    Kita-Nippon Bank, Ltd. (The).........................   6,500    124,013
    Kitano Construction Corp.............................   3,200     93,385
    Kito Corp............................................  19,300    298,480
    Kitz Corp............................................  60,500    495,316
    Kiyo Bank, Ltd. (The)................................  49,700    715,425
#*  KLab, Inc............................................  18,500    156,776
*   KNT-CT Holdings Co., Ltd.............................   6,000     67,874
    Koa Corp.............................................  19,500    279,369
    Koatsu Gas Kogyo Co., Ltd............................  22,500    152,574
    Kobayashi Pharmaceutical Co., Ltd....................   2,800    177,950
    Kobe Bussan Co., Ltd.................................  10,000    310,581
*   Kobe Electric Railway Co., Ltd.......................   1,600     56,807
    Kobe Steel, Ltd...................................... 198,000  1,590,577
#   Kobelco Eco-Solutions Co., Ltd.......................   2,800     41,159
    Kohnan Shoji Co., Ltd................................  20,000    505,611
    Kohsoku Corp.........................................   6,900     63,938
    Koito Manufacturing Co., Ltd.........................  10,500    632,348
*   Kojima Co., Ltd......................................  81,700    433,428
#   Kokusai Co., Ltd.....................................   2,800     19,770
    Kokuyo Co., Ltd......................................  18,700    273,079
    KOMAIHALTEC, Inc.....................................   3,399     58,140
    Komatsu Matere Co., Ltd..............................  20,100    136,570
    Komatsu Wall Industry Co., Ltd.......................   7,900    135,366
    Komatsu, Ltd.........................................  31,400    826,829
    Komehyo Co., Ltd.....................................   5,700     59,459
    Komeri Co., Ltd......................................  28,400    718,611
#   Komori Corp..........................................  40,300    428,763
    Konaka Co., Ltd......................................  63,400    258,809
    Konami Holdings Corp.................................  14,800    679,720
    Kondotec, Inc........................................  12,100    104,421
    Konica Minolta, Inc.................................. 226,700  2,282,644
    Konishi Co., Ltd.....................................  19,800    287,829
    Konoike Transport Co., Ltd...........................  20,500    307,212
#   Konoshima Chemical Co., Ltd..........................   3,400     20,663
    Kosaido Co., Ltd.....................................  14,900     90,516
    Kose Corp............................................   3,900    572,510

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
#   Kosei Securities Co., Ltd. (The).....................   4,300 $   29,706
    Koshidaka Holdings Co., Ltd..........................  22,000    315,373
    Kotobuki Spirits Co., Ltd............................   9,400    351,718
*   Kourakuen Holdings Corp..............................   6,000    122,644
    Krosaki Harima Corp..................................   4,600    242,187
    KRS Corp.............................................   6,100    114,552
    K's Holdings Corp....................................  52,320    521,294
    KU Holdings Co., Ltd.................................   9,100     65,291
    Kubota Corp..........................................  28,800    456,597
    Kumagai Gumi Co., Ltd................................  23,500    737,132
#   Kumiai Chemical Industry Co., Ltd....................  31,400    195,166
    Kunimine Industries Co., Ltd.........................   4,500     33,216
    Kura Corp............................................   5,200    269,459
    Kurabo Industries, Ltd...............................  13,900    299,746
    Kuraray Co., Ltd.....................................  95,600  1,470,197
    Kureha Corp..........................................   6,400    401,482
    Kurimoto, Ltd........................................   7,800     99,982
    Kurita Water Industries, Ltd.........................  16,400    416,942
    Kuriyama Holdings Corp...............................   8,000     53,557
    Kusuri no Aoki Holdings Co., Ltd.....................   5,900    391,524
    KYB Corp.............................................  15,100    409,310
    Kyocera Corp.........................................  25,885  1,457,914
    Kyodo Printing Co., Ltd..............................   7,300    155,885
    Kyoei Steel, Ltd.....................................  19,000    310,213
    Kyokuto Boeki Kaisha, Ltd............................   6,400     95,728
    Kyokuto Kaihatsu Kogyo Co., Ltd......................  23,800    335,975
    Kyokuto Securities Co., Ltd..........................  20,300    212,139
    Kyokuyo Co., Ltd.....................................   5,600    142,013
    KYORIN Holdings, Inc.................................  32,500    690,103
    Kyoritsu Maintenance Co., Ltd........................  13,640    623,008
    Kyoritsu Printing Co., Ltd...........................  23,500     42,797
    Kyosan Electric Manufacturing Co., Ltd...............  36,200    137,554
    Kyowa Electronic Instruments Co., Ltd................  14,300     47,653
    Kyowa Exeo Corp......................................  35,654    876,313
    Kyowa Leather Cloth Co., Ltd.........................  13,200     91,288
    Kyudenko Corp........................................  23,000    826,875
    Kyushu Financial Group, Inc.......................... 149,280    608,126
#   LAC Co., Ltd.........................................   7,000     96,015
#   Lacto Japan Co., Ltd.................................   1,900    137,757
    Land Business Co., Ltd...............................   5,600     39,349
*   Laox Co., Ltd........................................  24,100     59,041
    Lasertec Corp........................................  23,600    777,951
    Lawson, Inc..........................................   2,100    129,447
    LEC, Inc.............................................  18,000    267,769
    Leopalace21 Corp..................................... 221,900  1,051,380
    Life Corp............................................   9,000    192,955
    LIFULL Co., Ltd......................................  26,500    174,540
    Linical Co., Ltd.....................................   4,700     60,437
#   Link And Motivation, Inc.............................  20,000    167,933
    Lintec Corp..........................................  27,500    608,969
    Lion Corp............................................  33,000    687,752
    LIXIL Group Corp.....................................  88,000  1,295,959
    Lonseal Corp.........................................   1,600     25,014
    Look Holdings, Inc...................................   4,400     43,785
*   M&A Capital Partners Co., Ltd........................   2,900    134,205
    Mabuchi Motor Co., Ltd...............................   1,400     49,105
    Macnica Fuji Electronics Holdings, Inc...............  38,850    507,915
    Maeda Corp...........................................  77,000    760,688
    Maeda Kosen Co., Ltd.................................  16,000    375,975

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Maeda Road Construction Co., Ltd.....................  35,500 $  691,187
    Maezawa Kasei Industries Co., Ltd....................  11,300    105,262
    Maezawa Kyuso Industries Co., Ltd....................   9,100    151,070
    Makino Milling Machine Co., Ltd......................  19,800    810,629
    Makita Corp., Sponsored ADR..........................   3,976    140,890
    Makita Corp..........................................   3,100    109,839
    Mamezou Holdings Co., Ltd............................  11,200    104,192
    Mamiya-Op Co., Ltd...................................   2,699     23,641
    Mandom Corp..........................................   7,200    169,232
    Mani, Inc............................................   5,600    245,370
    Mars Group Holdings Corp.............................   7,600    149,253
    Marubeni Corp........................................ 107,800    840,257
    Marubun Corp.........................................  13,800     91,260
    Marudai Food Co., Ltd................................  19,500    314,675
    Marufuji Sheet Piling Co., Ltd.......................   1,100     22,689
    Maruha Nichiro Corp..................................  34,200  1,165,926
    Marui Group Co., Ltd.................................  35,700    724,887
    Maruichi Steel Tube, Ltd.............................   9,900    317,989
    Maruka Machinery Co., Ltd............................   3,500     65,472
#   Marusan Securities Co., Ltd..........................  26,900    198,298
    Maruwa Co., Ltd......................................   4,800    282,388
    Maruwa Unyu Kikan Co., Ltd...........................   4,700    156,999
    Maruyama Manufacturing Co., Inc......................   2,800     33,685
    Maruzen CHI Holdings Co., Ltd........................  10,600     30,965
    Maruzen Co., Ltd.....................................   6,000    131,346
    Maruzen Showa Unyu Co., Ltd..........................   9,800    241,586
    Marvelous, Inc.......................................  15,400    133,137
    Matsuda Sangyo Co., Ltd..............................  11,900    156,246
    Matsui Construction Co., Ltd.........................  17,600    114,758
    Matsui Securities Co., Ltd...........................  27,700    297,618
    Matsumotokiyoshi Holdings Co., Ltd...................  13,300    410,866
#   Matsuya Co., Ltd.....................................   6,100     56,229
    Matsuyafoods Holdings Co., Ltd.......................   6,600    218,669
    Max Co., Ltd.........................................  13,000    173,113
    Maxell Holdings, Ltd.................................  44,300    631,788
    Maxvalu Nishinihon Co., Ltd..........................   2,600     44,229
    Maxvalu Tokai Co., Ltd...............................   5,000    113,967
    Mazda Motor Corp..................................... 193,100  2,137,083
    MCJ Co., Ltd.........................................  51,200    346,344
    Mebuki Financial Group, Inc.......................... 378,322  1,060,742
    MEC Co., Ltd.........................................  11,800    115,292
    Media Do Holdings Co., Ltd...........................   2,300     47,682
    Medical System Network Co., Ltd......................  20,600     76,822
    Medipal Holdings Corp................................   2,700     62,319
    Megachips Corp.......................................  12,900    334,783
    Megmilk Snow Brand Co., Ltd..........................  36,200    960,591
    Meidensha Corp.......................................  32,200    434,265
    MEIJI Holdings Co., Ltd..............................   1,000     77,325
    Meiji Shipping Co., Ltd..............................   6,100     19,470
#   Meiko Electronics Co., Ltd...........................  20,700    381,147
    Meiko Network Japan Co., Ltd.........................  15,800    137,774
    Meisei Industrial Co., Ltd...........................  27,100    175,142
    Meitec Corp..........................................  12,900    563,205
    Meito Sangyo Co., Ltd................................   8,800    105,626
    Meiwa Corp...........................................  18,400     71,533
    Meiwa Estate Co., Ltd................................  10,900     59,485
    Melco Holdings, Inc..................................     500     16,183
    Menicon Co., Ltd.....................................  15,300    380,771
    Mercuria Investment Co., Ltd.........................   4,800     31,232

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
JAPAN -- (Continued)
    METAWATER Co., Ltd...................................     4,800 $  133,645
    Michinoku Bank, Ltd. (The)...........................    15,291    231,062
#   Micronics Japan Co., Ltd.............................    19,700    144,554
    Mie Kotsu Group Holdings, Inc........................    47,700    271,664
    Mikuni Corp..........................................    22,800    105,750
    Milbon Co., Ltd......................................     9,504    381,985
    Mimaki Engineering Co., Ltd..........................    14,100    101,543
    Mimasu Semiconductor Industry Co., Ltd...............    14,900    191,518
    Minebea Mitsumi, Inc.................................   102,939  1,693,250
    Ministop Co., Ltd....................................     8,500    152,769
    Miraca Holdings, Inc.................................    32,100    794,094
    Miraial Co., Ltd.....................................     3,700     38,855
#   Mirait Holdings Corp.................................    47,210    682,317
#   Miroku Jyoho Service Co., Ltd........................     8,100    187,182
    Misawa Homes Co., Ltd................................    16,900    116,233
    MISUMI Group, Inc....................................    15,900    363,936
    Mitani Corp..........................................     8,400    420,151
    Mitani Sangyo Co., Ltd...............................    14,200     35,854
    Mitani Sekisan Co., Ltd..............................     5,400    126,788
    Mito Securities Co., Ltd.............................    35,000     86,758
    Mitsuba Corp.........................................    54,401    337,208
    Mitsubishi Chemical Holdings Corp....................   418,780  3,598,799
    Mitsubishi Corp......................................    87,600  2,567,400
    Mitsubishi Electric Corp.............................    79,000    994,080
    Mitsubishi Estate Co., Ltd...........................    40,200    712,001
    Mitsubishi Gas Chemical Co., Inc.....................    61,394    971,055
    Mitsubishi Heavy Industries, Ltd.....................     6,600    255,193
    Mitsubishi Kakoki Kaisha, Ltd........................     5,600     77,892
    Mitsubishi Logisnext Co., Ltd........................    29,000    301,634
    Mitsubishi Logistics Corp............................    32,699    837,722
    Mitsubishi Materials Corp............................    54,680  1,565,247
    Mitsubishi Motors Corp...............................    48,400    300,718
    Mitsubishi Paper Mills, Ltd..........................    27,200    141,441
    Mitsubishi Pencil Co., Ltd...........................     3,850     78,828
    Mitsubishi Research Institute, Inc...................     5,800    169,842
    Mitsubishi Shokuhin Co., Ltd.........................     8,900    232,778
    Mitsubishi Steel Manufacturing Co., Ltd..............     9,700    149,355
    Mitsubishi Tanabe Pharma Corp........................     7,900    123,766
    Mitsubishi UFJ Financial Group, Inc., Sponsored ADR..    16,850     90,653
    Mitsubishi UFJ Financial Group, Inc..................   928,900  4,982,543
    Mitsubishi UFJ Lease & Finance Co., Ltd..............   235,700  1,206,524
    Mitsuboshi Belting, Ltd..............................    15,500    296,156
    Mitsui & Co., Ltd., Sponsored ADR....................       471    153,666
    Mitsui & Co., Ltd....................................   118,200  1,931,142
    Mitsui Chemicals, Inc................................    67,600  1,697,097
*   Mitsui E&S Holdings Co., Ltd.........................    64,500    727,857
    Mitsui Fudosan Co., Ltd..............................    25,600    621,948
#   Mitsui High-Tec, Inc.................................    18,300    154,125
    Mitsui Matsushima Holdings Co., Ltd..................     9,400    118,670
    Mitsui Mining & Smelting Co., Ltd....................    52,600  1,240,929
    Mitsui OSK Lines, Ltd................................    67,700  1,691,549
    Mitsui Sugar Co., Ltd................................     6,000    162,893
*   Mitsui-Soko Holdings Co., Ltd........................    20,900    369,300
    Mitsuuroko Group Holdings Co., Ltd...................    28,700    203,762
    Mixi, Inc............................................    13,400    339,692
    Miyaji Engineering Group, Inc........................     4,500     81,238
    Miyazaki Bank, Ltd. (The)............................    13,000    327,000
    Miyoshi Oil & Fat Co., Ltd...........................     7,500     71,721
    Mizuho Financial Group, Inc.......................... 1,940,660  3,185,316

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Mizuno Corp..........................................  16,300 $  381,088
    Mochida Pharmaceutical Co., Ltd......................   3,700    328,096
    Modec, Inc...........................................   9,000    201,608
    Molitec Steel Co., Ltd...............................  11,400     43,823
    Monex Group, Inc..................................... 138,200    483,340
#   Money Partners Group Co., Ltd........................  13,100     34,860
    Monogatari Corp. (The)...............................   2,700    234,052
    MonotaRO Co., Ltd....................................  26,000    555,177
    MORESCO Corp.........................................   7,100    102,035
    Morinaga & Co., Ltd..................................  11,600    476,801
    Morinaga Milk Industry Co., Ltd......................  28,800    837,631
    Morita Holdings Corp.................................  19,700    319,081
    Morito Co., Ltd......................................  16,800    110,833
    Morozoff, Ltd........................................   1,900     83,892
    Mory Industries, Inc.................................   4,800    103,717
    MrMax Holdings, Ltd..................................  20,900     96,760
    MS&AD Insurance Group Holdings, Inc..................  38,282  1,133,283
    MTI, Ltd.............................................  18,500    107,299
#   Mugen Estate Co., Ltd................................  12,100     65,561
    Murakami Corp........................................   3,000     69,455
    Musashi Seimitsu Industry Co., Ltd...................  38,300    556,957
    Musashino Bank, Ltd. (The)...........................  19,800    454,513
    Mutoh Holdings Co., Ltd..............................   1,900     31,677
*   Mynet, Inc...........................................   2,600     41,903
#   N Field Co., Ltd.....................................   5,200     41,082
    Nabtesco Corp........................................   9,300    246,049
    NAC Co., Ltd.........................................   7,600     71,722
    Nachi-Fujikoshi Corp.................................  12,900    517,616
#   Nadex Co., Ltd.......................................   4,800     41,684
    Nafco Co., Ltd.......................................     500      7,776
#   Nagano Bank, Ltd. (The)..............................   7,500    108,109
    Nagano Keiki Co., Ltd................................  11,300     84,308
    Nagase & Co., Ltd....................................  48,500    709,879
    Nagatanien Holdings Co., Ltd.........................   8,400    181,690
    Nagawa Co., Ltd......................................     700     34,566
    Nagoya Railroad Co., Ltd.............................   5,600    148,204
    Nakabayashi Co., Ltd.................................  16,400     82,031
    Nakamuraya Co., Ltd..................................   2,208     83,761
    Nakanishi, Inc.......................................  10,800    185,628
    Nakano Corp..........................................  13,000     58,774
    Nakayama Steel Works, Ltd............................  17,200     79,852
#   Nakayamafuku Co., Ltd................................   7,600     36,604
    Nakayo, Inc..........................................   1,800     23,399
    Namura Shipbuilding Co., Ltd.........................  49,700    207,116
    Nankai Electric Railway Co., Ltd.....................   7,400    198,171
    Nanto Bank, Ltd. (The)...............................  27,800    567,713
    Narasaki Sangyo Co., Ltd.............................   2,400     37,785
    Natori Co., Ltd......................................   4,100     59,753
    ND Software Co., Ltd.................................     500      6,016
    NEC Capital Solutions, Ltd...........................   7,900    116,993
    NEC Corp.............................................  71,200  2,392,673
    NEC Networks & System Integration Corp...............   6,200    136,945
    NET One Systems Co., Ltd.............................  25,700    538,625
    Neturen Co., Ltd.....................................  26,000    206,027
#*  New Japan Chemical Co., Ltd..........................  25,700     44,426
*   Nexon Co., Ltd.......................................  17,000    258,629
    Nexyz Group Corp.....................................   4,000     69,125
    NF Corp..............................................   2,400     34,313
    NGK Insulators, Ltd..................................  18,800    289,113

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    NGK Spark Plug Co., Ltd..............................  19,700 $  424,455
    NH Foods, Ltd........................................  21,500    850,786
    NHK Spring Co., Ltd.................................. 121,800  1,129,991
    Nicca Chemical Co., Ltd..............................   4,600     38,599
    Nice Holdings, Inc...................................   5,300     41,960
    Nichia Steel Works, Ltd..............................  50,500    127,388
    Nichias Corp.........................................  43,200    749,101
    Nichiban Co., Ltd....................................   6,000    109,169
    Nichicon Corp........................................  44,300    352,027
    Nichiden Corp........................................  12,000    172,777
    Nichiha Corp.........................................  19,500    499,801
    NichiiGakkan Co., Ltd................................  33,900    300,886
    Nichi-iko Pharmaceutical Co., Ltd....................  38,200    576,925
#   Nichimo Co., Ltd.....................................   1,300     21,322
    Nichirei Corp........................................  35,300    957,170
    Nichireki Co., Ltd...................................  22,300    197,503
    Nichirin Co., Ltd....................................   7,920    139,474
    Nifco, Inc...........................................  21,400    520,857
    Nihon Chouzai Co., Ltd...............................   6,440    198,538
#*  Nihon Dempa Kogyo Co., Ltd...........................  42,500    147,919
    Nihon Dengi Co., Ltd.................................   2,200     54,079
    Nihon Denkei Co., Ltd................................   4,100     52,439
    Nihon Eslead Corp....................................   5,900     82,233
    Nihon Flush Co., Ltd.................................   5,600     95,176
    Nihon House Holdings Co., Ltd........................  31,500    123,420
#   Nihon Kagaku Sangyo Co., Ltd.........................  11,400    128,465
    Nihon Kohden Corp....................................   8,300    261,500
    Nihon M&A Center, Inc................................  38,800    972,666
    Nihon Nohyaku Co., Ltd...............................  25,000    113,405
    Nihon Parkerizing Co., Ltd...........................  34,300    405,870
    Nihon Plast Co., Ltd.................................  14,500    102,259
    Nihon Tokushu Toryo Co., Ltd.........................  12,000    144,994
    Nihon Unisys, Ltd....................................  39,500    944,207
    Nihon Yamamura Glass Co., Ltd........................   7,900    107,087
#   Nikkato Corp.........................................   5,800     51,888
    Nikkiso Co., Ltd.....................................  38,900    361,496
    Nikko Co., Ltd.......................................   3,800     79,326
    Nikkon Holdings Co., Ltd.............................  44,600  1,123,217
#   Nikon Corp...........................................  16,200    276,994
#   Nippi, Inc...........................................   1,599     47,910
    Nippo Corp...........................................  32,300    616,574
    Nippon Air Conditioning Services Co., Ltd............  16,100     94,736
    Nippon Beet Sugar Manufacturing Co., Ltd.............  11,100    176,443
    Nippon Carbide Industries Co., Inc...................   6,100     95,169
#   Nippon Carbon Co., Ltd...............................   4,300    170,947
    Nippon Ceramic Co., Ltd..............................   3,500     81,237
    Nippon Chemical Industrial Co., Ltd..................   5,900    126,145
    Nippon Chemi-Con Corp................................  12,500    250,860
    Nippon Chemiphar Co., Ltd............................   1,600     47,896
    Nippon Coke & Engineering Co., Ltd................... 119,300    106,488
    Nippon Commercial Development Co., Ltd...............   9,500    132,334
    Nippon Concrete Industries Co., Ltd..................  32,000     76,481
#   Nippon Denko Co., Ltd................................  80,065    163,792
    Nippon Densetsu Kogyo Co., Ltd.......................  24,800    543,529
    Nippon Electric Glass Co., Ltd.......................  44,100  1,228,125
    Nippon Express Co., Ltd..............................   9,800    620,155
#   Nippon Filcon Co., Ltd...............................   6,700     31,432
    Nippon Fine Chemical Co., Ltd........................  11,800    117,910
    Nippon Flour Mills Co., Ltd..........................  33,100    555,332

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Nippon Gas Co., Ltd..................................  21,200 $  779,914
#   Nippon Hume Corp.....................................  16,700    118,533
    Nippon Kanzai Co., Ltd...............................   4,800     82,817
    Nippon Kayaku Co., Ltd...............................  39,900    502,405
    Nippon Kinzoku Co., Ltd..............................   4,900     56,312
#   Nippon Kodoshi Corp..................................   5,300     79,998
    Nippon Koei Co., Ltd.................................   8,300    194,583
    Nippon Koshuha Steel Co., Ltd........................   6,600     32,704
    Nippon Light Metal Holdings Co., Ltd................. 520,000  1,153,881
#   Nippon Paint Holdings Co., Ltd.......................   5,000    167,803
#   Nippon Paper Industries Co., Ltd.....................  75,624  1,482,849
    Nippon Parking Development Co., Ltd.................. 100,000    144,408
    Nippon Pillar Packing Co., Ltd.......................  16,400    200,361
    Nippon Piston Ring Co., Ltd..........................   5,800     93,520
    Nippon Road Co., Ltd. (The)..........................   5,100    296,454
    Nippon Seiki Co., Ltd................................  35,300    655,025
    Nippon Seisen Co., Ltd...............................   2,400     71,160
#*  Nippon Sharyo, Ltd...................................   6,500    146,554
    Nippon Sheet Glass Co., Ltd..........................  84,400    763,348
    Nippon Shokubai Co., Ltd.............................   6,800    450,736
    Nippon Signal Co., Ltd...............................  40,000    348,233
    Nippon Soda Co., Ltd.................................  21,500    544,743
    Nippon Steel & Sumikin Bussan Corp...................  13,700    572,943
    Nippon Steel & Sumitomo Metal Corp...................  96,050  1,778,691
    Nippon Suisan Kaisha, Ltd............................ 228,500  1,411,399
    Nippon Systemware Co., Ltd...........................   6,100    100,841
    Nippon Thompson Co., Ltd.............................  48,800    253,884
    Nippon View Hotel Co., Ltd...........................   3,100     30,813
#   Nippon Yakin Kogyo Co., Ltd.......................... 133,000    311,560
    Nippon Yusen K.K.....................................  87,022  1,456,922
    Nipro Corp...........................................  90,300  1,211,832
    Nishikawa Rubber Co., Ltd............................   1,400     24,983
    Nishimatsu Construction Co., Ltd.....................  43,800  1,021,133
#   Nishimatsuya Chain Co., Ltd..........................  23,000    189,621
    Nishi-Nippon Financial Holdings, Inc................. 104,800    945,226
    Nishi-Nippon Railroad Co., Ltd.......................  13,600    347,474
    Nishio Rent All Co., Ltd.............................  16,700    524,364
    Nissan Chemical Corp.................................  10,400    552,958
    Nissan Motor Co., Ltd................................ 331,300  2,829,300
    Nissan Shatai Co., Ltd...............................  53,300    487,392
    Nissan Tokyo Sales Holdings Co., Ltd.................  18,900     52,624
#   Nissei ASB Machine Co., Ltd..........................   6,900    244,968
    Nissei Plastic Industrial Co., Ltd...................  10,100     83,273
#   Nissha Co., Ltd......................................  14,900    195,489
    Nisshin Fudosan Co...................................  29,400    118,228
    Nisshin Oillio Group, Ltd. (The).....................  20,100    576,085
    Nisshinbo Holdings, Inc.............................. 114,438    998,368
    Nissin Corp..........................................  10,300    165,945
    Nissin Electric Co., Ltd.............................  42,200    369,482
    Nissin Kogyo Co., Ltd................................  32,600    444,002
    Nissin Sugar Co., Ltd................................   9,900    184,399
    Nissui Pharmaceutical Co., Ltd.......................  10,000    107,697
    Nitta Corp...........................................   7,400    242,623
    Nitta Gelatin, Inc...................................  12,000     73,223
    Nittan Valve Co., Ltd................................  20,800     62,494
    Nittetsu Mining Co., Ltd.............................   8,800    363,711
    Nitto Boseki Co., Ltd................................  13,700    241,174
    Nitto Denko Corp.....................................   7,600    429,896
    Nitto FC Co., Ltd....................................  15,195    101,006

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Nitto Kogyo Corp.....................................  12,900 $  233,117
    Nitto Kohki Co., Ltd.................................   6,000    115,919
    Nitto Seiko Co., Ltd.................................  19,500     90,778
#   Nittoc Construction Co., Ltd.........................  27,600    159,280
    NJS Co., Ltd.........................................   5,300     71,463
    Noda Corp............................................  10,400     64,797
    Noevir Holdings Co., Ltd.............................   6,800    291,145
    NOF Corp.............................................  29,600    975,869
    Nohmi Bosai, Ltd.....................................  12,400    209,269
    Nojima Corp..........................................  18,600    367,194
    NOK Corp.............................................  51,700    834,999
    Nomura Co., Ltd......................................  16,100    438,500
    Nomura Holdings, Inc................................. 264,600  1,033,216
#   Nomura Holdings, Inc., Sponsored ADR.................  13,920     52,339
    Nomura Real Estate Holdings, Inc.....................  47,600    924,467
    Noritake Co., Ltd....................................   8,000    379,962
    Noritsu Koki Co., Ltd................................  16,300    260,368
    Noritz Corp..........................................  21,800    303,398
    North Pacific Bank, Ltd.............................. 219,300    586,861
    Nozawa Corp..........................................   8,300     70,432
    NS Solutions Corp....................................   9,800    258,130
    NS United Kaiun Kaisha, Ltd..........................   7,400    189,122
    NSD Co., Ltd.........................................  12,940    274,853
    NSK, Ltd.............................................  43,100    420,388
    NTN Corp............................................. 372,200  1,223,095
    NTT Data Corp........................................  21,000    250,345
    NTT DOCOMO, Inc......................................  49,672  1,193,459
    NuFlare Technology, Inc..............................   3,100    149,146
    OAK Capital Corp.....................................  40,800     51,571
    Obara Group, Inc.....................................   6,600    216,212
    Obayashi Corp........................................  45,300    431,042
    Obic Co., Ltd........................................   2,700    255,874
    Odelic Co., Ltd......................................   3,200    113,184
    Oenon Holdings, Inc..................................  45,000    144,716
    Ogaki Kyoritsu Bank, Ltd. (The)......................  25,400    528,955
#   Ohara, Inc...........................................   3,100     46,887
    Ohashi Technica, Inc.................................  10,800    125,673
    Ohmoto Gumi Co., Ltd.................................     700     30,994
    Ohsho Food Service Corp..............................   4,700    315,323
#   OIE Sangyo Co., Ltd..................................   1,187     12,403
    Oiles Corp...........................................  13,816    230,972
*   Oisix ra daichi, Inc.................................   3,200     49,038
    Oita Bank, Ltd. (The)................................  17,800    545,140
    Oji Holdings Corp.................................... 298,000  1,725,595
    Okabe Co., Ltd.......................................  29,900    235,303
    Okamoto Industries, Inc..............................   5,600    287,721
    Okamoto Machine Tool Works, Ltd......................   3,700     77,409
    Okamura Corp.........................................  33,300    429,320
    Okasan Securities Group, Inc......................... 117,500    516,297
    Oki Electric Industry Co., Ltd.......................  58,200    751,722
    Okinawa Cellular Telephone Co........................   6,400    226,922
    Okinawa Electric Power Co., Inc. (The)...............  10,621    200,940
    OKK Corp.............................................   6,300     46,601
    OKUMA Corp...........................................  14,000    724,093
    Okumura Corp.........................................  14,900    470,838
    Okura Industrial Co., Ltd............................   6,200    100,811
    Okuwa Co., Ltd.......................................  20,000    187,579
#   Olympic Group Corp...................................   7,700     47,201
    Omron Corp...........................................   9,700    398,362

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    ONO Sokki Co., Ltd...................................   8,300 $   46,046
    Onoken Co., Ltd......................................  12,200    184,491
    Onward Holdings Co., Ltd.............................  81,700    477,650
    Ootoya Holdings Co., Ltd.............................   2,200     45,275
    Open House Co., Ltd..................................   9,800    410,344
#   Optex Group Co., Ltd.................................  11,800    207,432
    Oracle Corp..........................................   1,000     72,859
    Organo Corp..........................................   5,500    129,113
    Orient Corp.......................................... 181,000    213,133
    Origin Electric Co., Ltd.............................   4,200     66,210
    ORIX Corp............................................ 177,100  2,671,344
    Osaka Organic Chemical Industry, Ltd.................  12,000    124,406
    Osaka Soda Co., Ltd..................................   9,200    210,694
    Osaka Steel Co., Ltd.................................  10,800    196,267
    OSAKA Titanium Technologies Co., Ltd.................  14,900    229,116
    Osaki Electric Co., Ltd..............................  37,500    248,926
    OSG Corp.............................................  33,900    693,831
    OSJB Holdings Corp................................... 101,200    282,288
    Otsuka Corp..........................................   6,200    200,682
    Otsuka Holdings Co., Ltd.............................   3,400    139,453
*   Otsuka Kagu, Ltd.....................................  11,900     42,820
    OUG Holdings, Inc....................................   1,500     33,737
#   Outsourcing, Inc.....................................  55,400    636,028
    Oyo Corp.............................................  17,000    179,293
    Pacific Industrial Co., Ltd..........................  34,400    486,977
    Pacific Metals Co., Ltd..............................  10,699    287,590
    Pack Corp. (The).....................................   8,300    219,717
    PAL GROUP Holdings Co., Ltd..........................   9,300    256,256
    PALTAC Corp..........................................  14,350    691,552
#   Paltek Corp..........................................   7,400     40,277
    Panasonic Corp.......................................  97,723    956,925
#   Panasonic Corp., Sponsored ADR.......................  26,580    262,079
    Paraca, Inc..........................................   3,600     54,195
    Paramount Bed Holdings Co., Ltd......................   9,600    402,516
    Parco Co., Ltd.......................................  13,506    128,566
    Paris Miki Holdings, Inc.............................  24,000     88,400
#   Park24 Co., Ltd......................................   6,800    162,267
    Parker Corp..........................................   8,500     35,405
*   Pasco Corp...........................................   2,600     19,255
    Pasona Group, Inc....................................  16,500    209,105
    PC Depot Corp........................................  21,700     88,196
    Pegasus Sewing Machine Manufacturing Co., Ltd........  14,400     92,163
    Penta-Ocean Construction Co., Ltd.................... 166,300    976,264
    PIA Corp.............................................   2,600     83,058
#   Pigeon Corp..........................................   8,400    329,342
    Pilot Corp...........................................  12,400    605,279
    Piolax, Inc..........................................  15,600    318,510
*   Pioneer Corp......................................... 276,400    165,279
    Plant Co., Ltd.......................................   1,500     13,870
    Plenus Co., Ltd......................................   9,700    163,802
    Pola Orbis Holdings, Inc.............................   4,800    143,566
    Poletowin Pitcrew Holdings, Inc......................  15,200    121,665
    Press Kogyo Co., Ltd.................................  77,700    421,804
    Pressance Corp.......................................  32,400    441,249
    Prestige International, Inc..........................  22,800    272,076
    Prima Meat Packers, Ltd..............................  20,900    395,716
    Pronexus, Inc........................................   7,400     67,521
    Prospect Co., Ltd.................................... 441,000    117,966
    Proto Corp...........................................   8,600    119,920

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
#   PS Mitsubishi Construction Co., Ltd..................  23,600 $  125,324
    Punch Industry Co., Ltd..............................  15,000     78,377
    Qol Holdings Co., Ltd................................  16,300    254,662
    Quick Co., Ltd.......................................   5,300     68,264
    Raito Kogyo Co., Ltd.................................  34,800    425,362
*   Rakuten, Inc.........................................  10,600     80,028
    Rasa Corp............................................   5,700     44,246
    Rasa Industries, Ltd.................................   6,400     80,068
    Raysum Co., Ltd......................................  15,000    151,462
    Relia, Inc...........................................  16,900    147,407
    Relo Group, Inc......................................  29,000    765,430
    Renaissance, Inc.....................................   6,300    114,037
    Renesas Easton Co., Ltd..............................  15,700     59,967
    Rengo Co., Ltd....................................... 143,100  1,252,663
#*  Renown, Inc..........................................  44,300     40,322
    Resona Holdings, Inc................................. 145,400    734,646
    Resorttrust, Inc.....................................  41,500    581,786
#   Retail Partners Co., Ltd.............................   6,000     61,717
    Rheon Automatic Machinery Co., Ltd...................  12,800    161,907
    Rhythm Watch Co., Ltd................................   5,400     84,427
    Riberesute Corp......................................   7,200     55,021
    Ricoh Co., Ltd....................................... 110,100  1,172,882
    Ricoh Leasing Co., Ltd...............................  13,400    410,157
    Ride On Express Holdings Co., Ltd....................   4,500     51,435
    Right On Co., Ltd....................................   9,100     68,704
    Riken Corp...........................................   7,800    353,065
    Riken Keiki Co., Ltd.................................   7,500    136,806
    Riken Technos Corp...................................  27,700    117,373
    Riken Vitamin Co., Ltd...............................   5,700    177,138
    Ringer Hut Co., Ltd..................................  10,500    224,754
    Rinnai Corp..........................................   7,000    463,476
    Rion Co., Ltd........................................   7,200    112,974
    Riso Kagaku Corp.....................................  12,900    194,982
    Riso Kyoiku Co., Ltd.................................  55,800    228,325
    Rock Field Co., Ltd..................................   9,100    125,091
    Rohm Co., Ltd........................................   2,100    148,217
    Rohto Pharmaceutical Co., Ltd........................  13,600    366,697
#   Rokko Butter Co., Ltd................................  12,100    220,115
    Roland DG Corp.......................................  11,100    216,228
#   Rorze Corp...........................................   9,300    139,760
    Round One Corp.......................................  53,500    608,706
#   Royal Holdings Co., Ltd..............................  11,900    290,209
#*  RVH, Inc.............................................  37,500     70,545
    Ryobi, Ltd...........................................  19,200    494,059
    Ryoden Corp..........................................  12,500    156,772
    Ryohin Keikaku Co., Ltd..............................   1,500    357,509
    Ryosan Co., Ltd......................................  15,700    439,412
#   Ryoyo Electro Corp...................................  14,600    199,617
    S Foods, Inc.........................................   7,200    261,331
#   S&B Foods, Inc.......................................   2,600     97,774
    Sac's Bar Holdings, Inc..............................  18,250    183,311
    Saibu Gas Co., Ltd...................................   7,200    160,872
    Saizeriya Co., Ltd...................................  21,000    399,039
    Sakai Chemical Industry Co., Ltd.....................  12,200    255,437
    Sakai Heavy Industries, Ltd..........................   3,400     73,390
    Sakai Moving Service Co., Ltd........................   5,000    272,956
    Sakai Ovex Co., Ltd..................................   4,500     80,258
    Sakata INX Corp......................................  19,000    207,542
    Sala Corp............................................  44,000    226,943

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
#   SAMTY Co., Ltd.......................................  16,000 $  224,530
    San Holdings, Inc....................................   4,200     91,275
    San ju San Financial Group, Inc......................  15,760    235,341
    San-A Co., Ltd.......................................  10,300    409,672
    San-Ai Oil Co., Ltd..................................  44,300    389,199
*   Sanden Holdings Corp.................................  15,600    116,823
#   Sanei Architecture Planning Co., Ltd.................   9,400    142,401
    Sangetsu Corp........................................  16,400    299,557
    San-In Godo Bank, Ltd. (The)......................... 101,400    735,887
#*  Sanix, Inc...........................................  10,700     20,141
    Sanken Electric Co., Ltd.............................  22,800    477,371
    Sanki Engineering Co., Ltd...........................  35,400    369,488
#   Sanko Gosei, Ltd.....................................  22,300     72,177
    Sanko Metal Industrial Co., Ltd......................   1,700     45,170
    Sankyo Co., Ltd......................................   8,000    310,048
    Sankyo Frontier Co., Ltd.............................   1,300     45,385
    Sankyo Seiko Co., Ltd................................  28,600    105,081
    Sankyo Tateyama, Inc.................................  22,300    276,290
    Sankyu, Inc..........................................  26,000  1,267,383
    Sanoh Industrial Co., Ltd............................  23,200    126,654
    Sanoyas Holdings Corp................................  14,700     25,895
#   Sansei Technologies, Inc.............................   6,200    102,024
    Sansha Electric Manufacturing Co., Ltd...............  10,000     86,310
    Sanshin Electronics Co., Ltd.........................  16,500    255,091
    Santen Pharmaceutical Co., Ltd.......................   8,500    117,576
    Sanwa Holdings Corp..................................  53,000    608,997
    Sanyo Chemical Industries, Ltd.......................  10,700    513,389
    Sanyo Denki Co., Ltd.................................   7,800    295,981
    Sanyo Electric Railway Co., Ltd......................   4,400     83,662
#   Sanyo Engineering & Construction, Inc................   4,000     24,393
    Sanyo Housing Nagoya Co., Ltd........................  10,700     90,309
#   Sanyo Shokai, Ltd....................................   9,037    146,035
    Sanyo Special Steel Co., Ltd.........................  16,400    355,381
    Sanyo Trading Co., Ltd...............................   9,600    157,679
#   Sapporo Holdings, Ltd................................  46,100  1,052,718
    Sata Construction Co., Ltd...........................  11,300     39,755
    Sato Holdings Corp...................................  12,700    300,598
    Sato Shoji Corp......................................   8,900     74,330
    Satori Electric Co., Ltd.............................  10,200     84,181
    Sawada Holdings Co., Ltd.............................  16,200    161,108
    Sawai Pharmaceutical Co., Ltd........................  27,300  1,406,823
    Saxa Holdings, Inc...................................   4,800     76,645
    SBI Holdings, Inc....................................  53,650  1,146,059
    SBS Holdings, Inc....................................  18,600    272,511
#   Scala, Inc...........................................  13,400     92,203
    SCREEN Holdings Co., Ltd.............................   9,600    411,342
    Scroll Corp..........................................  25,900    101,175
    SCSK Corp............................................   1,655     66,969
    SEC Carbon, Ltd......................................   1,100    103,598
    Secom Co., Ltd.......................................   4,900    410,237
    Secom Joshinetsu Co., Ltd............................   1,200     37,522
    Sega Sammy Holdings, Inc.............................   8,300    116,973
    Seibu Holdings, Inc..................................   7,600    132,034
    Seika Corp...........................................   7,000     93,845
    Seikagaku Corp.......................................   6,500     73,781
*   Seikitokyu Kogyo Co., Ltd............................  26,000    146,286
    Seiko Epson Corp.....................................  30,800    479,402
    Seiko Holdings Corp..................................  25,000    526,460
    Seiko PMC Corp.......................................   4,600     33,236

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Seikoh Giken Co., Ltd................................     800 $   13,236
    Seino Holdings Co., Ltd..............................  64,800    895,847
    Seiren Co., Ltd......................................  27,500    459,268
    Sekisui Chemical Co., Ltd............................  32,000    496,688
#   Sekisui House, Ltd...................................  60,940    910,772
    Sekisui Jushi Corp...................................  16,300    307,053
    Sekisui Plastics Co., Ltd............................  18,900    159,589
    Senko Group Holdings Co., Ltd........................  81,900    667,151
    Senshu Electric Co., Ltd.............................   6,700    155,432
    Senshu Ikeda Holdings, Inc........................... 200,440    549,699
#*  Senshukai Co., Ltd...................................  24,700     56,849
    Septeni Holdings Co., Ltd............................   3,500      6,290
    Seria Co., Ltd.......................................  11,600    358,405
    Seven & I Holdings Co., Ltd..........................  20,800    905,694
    Seven Bank, Ltd......................................  77,600    231,157
    SFP Holdings Co., Ltd................................   6,700     98,936
#   Shibaura Electronics Co., Ltd........................   6,000    208,061
    Shibaura Mechatronics Corp...........................   3,300    105,670
    Shibusawa Warehouse Co., Ltd. (The)..................   6,800     94,486
    Shibuya Corp.........................................   7,000    233,016
#   Shidax Corp..........................................   6,800     21,428
    Shiga Bank, Ltd. (The)...............................  32,222    750,009
    Shikibo, Ltd.........................................   9,100     87,407
    Shikoku Bank, Ltd. (The).............................  28,200    272,100
    Shikoku Chemicals Corp...............................  20,800    229,347
    Shikoku Electric Power Co., Inc......................  21,700    274,985
    Shima Seiki Manufacturing, Ltd.......................   8,200    267,781
    Shimachu Co., Ltd....................................  33,500    959,966
    Shimadzu Corp........................................  16,000    367,960
    Shimamura Co., Ltd...................................   9,000    779,362
    Shimane Bank, Ltd. (The).............................   2,600     16,925
    Shimizu Bank, Ltd. (The).............................  38,600    550,897
    Shimizu Corp.........................................  42,000    357,428
    Shimojima Co., Ltd...................................   3,900     38,137
    Shin Nippon Air Technologies Co., Ltd................   7,200    111,987
*   Shin Nippon Biomedical Laboratories, Ltd.............   9,500     63,150
    Shinagawa Refractories Co., Ltd......................   4,300    144,234
    Shindengen Electric Manufacturing Co., Ltd...........   6,300    250,203
    Shin-Etsu Chemical Co., Ltd..........................   9,900    834,734
    Shin-Etsu Polymer Co., Ltd...........................  39,400    296,959
*   Shinkawa, Ltd........................................  15,200     55,637
    Shin-Keisei Electric Railway Co., Ltd................   1,000     19,125
    Shinko Electric Industries Co., Ltd..................  64,100    441,976
    Shinko Plantech Co., Ltd.............................  33,600    356,182
    Shinko Shoji Co., Ltd................................  14,200    219,872
#   Shinmaywa Industries, Ltd............................  43,200    583,524
    Shinnihon Corp.......................................  20,800    191,711
#   Shinoken Group Co., Ltd..............................  21,800    164,590
    Shinsei Bank, Ltd....................................  77,900  1,054,700
    Shinsho Corp.........................................   4,800    109,315
    Shinwa Co., Ltd......................................   5,300    101,226
    Ship Healthcare Holdings, Inc........................  19,800    748,867
#   Shizuki Electric Co., Inc............................  12,600     69,722
    Shizuoka Bank, Ltd. (The)............................  70,500    589,895
    Shizuoka Gas Co., Ltd................................  45,400    367,860
    Shobunsha Publications, Inc..........................  10,700     44,304
#   Shoei Co., Ltd.......................................   6,500    224,615
#   Shoei Foods Corp.....................................   8,500    205,571
    Shofu, Inc...........................................   6,100     60,817

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
#*  Shoko Co., Ltd.......................................   4,400 $   25,652
    Showa Aircraft Industry Co., Ltd.....................   3,922     47,367
    Showa Corp...........................................  42,000    541,551
    Showa Denko K.K......................................  64,100  2,152,962
    Showa Sangyo Co., Ltd................................  13,400    352,108
    Showa Shell Sekiyu K.K...............................  48,600    724,102
    Sigma Koki Co., Ltd..................................   3,400     43,351
#   Siix Corp............................................  22,700    319,154
    Sinanen Holdings Co., Ltd............................   6,400    130,136
#   Sinfonia Technology Co., Ltd.........................  18,600    232,388
    Sinko Industries, Ltd................................  12,400    158,231
    Sintokogio, Ltd......................................  28,700    242,915
#   SK-Electronics Co., Ltd..............................   7,500    122,930
    SKY Perfect JSAT Holdings, Inc....................... 126,600    557,580
    Skylark Holdings Co., Ltd............................  13,000    216,576
    SMC Corp.............................................     400    132,019
    SMK Corp.............................................   3,400     79,013
    SMS Co., Ltd.........................................  32,200    531,160
    SNT Corp.............................................  24,000     73,370
    Sodick Co., Ltd......................................  35,900    272,375
    Soft99 Corp..........................................   6,500     54,356
    SoftBank Group Corp..................................   1,200     94,516
    Softbank Technology Corp.............................   4,600     86,680
    Softbrain Co., Ltd...................................  10,100     48,391
#   Software Service, Inc................................   1,300    105,084
    Sogo Medical Holdings Co., Ltd.......................  16,400    278,049
    Sohgo Security Services Co., Ltd.....................   8,000    349,197
    Sojitz Corp.......................................... 188,500    724,733
    Soken Chemical & Engineering Co., Ltd................   6,500    112,157
    Sompo Holdings, Inc..................................  18,250    688,101
    Sony Corp............................................  26,100  1,307,791
    Sony Corp., Sponsored ADR............................  57,811  2,897,487
    Sony Financial Holdings, Inc.........................   3,000     57,086
    Sotetsu Holdings, Inc................................   6,000    179,643
    Sotoh Co., Ltd.......................................   4,900     41,904
#   Sourcenext Corp......................................  32,400    159,080
#   Space Co., Ltd.......................................   9,300    105,815
    Space Value Holdings Co., Ltd........................  26,400    228,432
    Sparx Group Co., Ltd.................................  70,200    120,047
    SPK Corp.............................................   2,182     46,071
    Square Enix Holdings Co., Ltd........................   7,700    255,520
    SRA Holdings.........................................   7,400    177,835
    Srg Takamiya Co., Ltd................................  15,500     95,951
    St Marc Holdings Co., Ltd............................  14,000    318,484
    Stanley Electric Co., Ltd............................  12,600    365,967
#   Star Mica Co., Ltd...................................   2,800     37,204
#   Star Micronics Co., Ltd..............................  24,600    361,356
    Starts Corp., Inc....................................  21,500    482,518
    Starzen Co., Ltd.....................................   4,400    150,321
    St-Care Holding Corp.................................   2,700     12,774
    Stella Chemifa Corp..................................   8,600    227,719
    Step Co., Ltd........................................   5,900     68,229
#   Strike Co., Ltd......................................   2,400     44,639
    Studio Alice Co., Ltd................................   8,400    187,793
    Subaru Corp..........................................  31,400    737,337
#   Subaru Enterprise Co., Ltd...........................   1,200     59,335
    Sugi Holdings Co., Ltd...............................   2,200     91,340
    Sugimoto & Co., Ltd..................................   7,500    121,084
    SUMCO Corp...........................................  55,900    778,308

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Sumida Corp..........................................  25,400 $  285,274
    Suminoe Textile Co., Ltd.............................   4,300     95,297
#   Sumiseki Holdings, Inc...............................  38,800     35,403
    Sumitomo Bakelite Co., Ltd...........................  22,600    842,659
    Sumitomo Chemical Co., Ltd........................... 458,000  2,389,196
    Sumitomo Corp........................................  86,700  1,342,422
    Sumitomo Dainippon Pharma Co., Ltd...................  10,000    235,439
    Sumitomo Densetsu Co., Ltd...........................  12,900    211,365
    Sumitomo Electric Industries, Ltd.................... 164,900  2,349,552
#   Sumitomo Forestry Co., Ltd...........................  61,400    800,843
    Sumitomo Heavy Industries, Ltd.......................  35,900  1,217,840
    Sumitomo Metal Mining Co., Ltd.......................  43,100  1,246,576
    Sumitomo Mitsui Construction Co., Ltd................ 156,960  1,002,337
    Sumitomo Mitsui Financial Group, Inc.................  86,941  3,234,376
    Sumitomo Mitsui Trust Holdings, Inc..................  26,700  1,011,379
#   Sumitomo Osaka Cement Co., Ltd.......................  30,500  1,353,257
    Sumitomo Precision Products Co., Ltd.................   2,000     53,774
    Sumitomo Realty & Development Co., Ltd...............   6,000    229,139
    Sumitomo Riko Co., Ltd...............................  33,100    296,827
    Sumitomo Rubber Industries, Ltd...................... 115,253  1,602,035
    Sumitomo Seika Chemicals Co., Ltd....................   8,600    341,025
    Sumitomo Warehouse Co., Ltd. (The)...................  47,900    616,224
    Sun A Kaken Co., Ltd.................................   2,300     10,511
    Sun Frontier Fudousan Co., Ltd.......................  29,600    325,575
    Suncall Corp.........................................  17,300    100,143
    Sundrug Co., Ltd.....................................   3,200    102,407
    Suntory Beverage & Food, Ltd.........................   1,200     53,132
    Sun-Wa Technos Corp..................................   6,200     52,640
    Suruga Bank, Ltd.....................................  14,400     61,798
    Suzuden Corp.........................................   1,400     19,442
    Suzuken Co., Ltd.....................................   1,160     60,906
#   Suzuki Co., Ltd......................................   7,300     44,425
    Suzuki Motor Corp....................................  13,800    720,644
    SWCC Showa Holdings Co., Ltd.........................  90,500    525,206
    Systena Corp.........................................  33,600    371,551
    T Hasegawa Co., Ltd..................................  20,900    309,082
    T RAD Co., Ltd.......................................   5,900    123,909
    T&D Holdings, Inc....................................  83,500  1,036,576
    T&K Toka Co., Ltd....................................  17,100    152,715
    Tachibana Eletech Co., Ltd...........................  14,420    207,350
    Tachikawa Corp.......................................   8,200     73,164
    Tachi-S Co., Ltd.....................................  23,900    328,402
    Tadano, Ltd..........................................  39,900    454,836
    Taihei Dengyo Kaisha, Ltd............................  13,000    290,255
    Taiheiyo Cement Corp.................................  49,567  1,701,837
    Taiheiyo Kouhatsu, Inc...............................   6,300     41,761
    Taiho Kogyo Co., Ltd.................................  16,200    145,665
    Taikisha, Ltd........................................   9,000    239,329
    Taiko Bank, Ltd. (The)...............................   5,600     85,774
    Taisei Corp..........................................   9,000    423,741
    Taisei Lamick Co., Ltd...............................   4,500    115,609
    Taiyo Holdings Co., Ltd..............................   4,900    149,187
    Taiyo Nippon Sanso Corp..............................  25,000    396,188
    Taiyo Yuden Co., Ltd.................................  78,900  1,390,363
#   Takachiho Koheki Co., Ltd............................   5,500     47,975
    Takamatsu Construction Group Co., Ltd................   5,300    136,666
    Takamatsu Machinery Co., Ltd.........................   4,100     27,942
    Takano Co., Ltd......................................   4,800     35,824
    Takaoka Toko Co., Ltd................................   8,664    117,870

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
#   Takara Leben Co., Ltd................................  80,400 $  252,302
    Takara Printing Co., Ltd.............................   1,400     20,939
    Takara Standard Co., Ltd.............................  26,000    372,827
    Takasago International Corp..........................  10,500    324,759
    Takasago Thermal Engineering Co., Ltd................  15,400    242,864
    Takashima & Co., Ltd.................................   2,600     41,643
    Takashimaya Co., Ltd.................................  74,400  1,011,085
    Take And Give Needs Co., Ltd.........................   9,470    160,253
    TAKEBISHI Corp.......................................   5,800     74,420
*   Takeda Pharmaceutical Co, Ltd., Sponsored ADR........  17,126    342,000
    Takeda Pharmaceutical Co., Ltd.......................  32,752  1,322,304
    Takeei Corp..........................................  17,000    111,744
    Takeuchi Manufacturing Co., Ltd......................  25,500    464,551
    Takihyo Co., Ltd.....................................   3,400     54,810
    Takisawa Machine Tool Co., Ltd.......................   5,000     69,839
    Takuma Co., Ltd......................................  10,500    133,086
#   Tama Home Co., Ltd...................................  14,600    166,058
    Tamron Co., Ltd......................................  13,100    207,043
    Tamura Corp..........................................  49,100    272,605
#   Tanabe Engineering Corp..............................   3,100     23,692
    Tanseisha Co., Ltd...................................  15,850    168,801
    Tatsuta Electric Wire and Cable Co., Ltd.............  31,000    143,224
    Tayca Corp...........................................  11,500    186,690
#   Tazmo Co., Ltd.......................................   3,400     24,538
    Tbk Co., Ltd.........................................  14,600     53,639
    TDC Soft, Inc........................................   9,500     69,738
    TDK Corp.............................................  13,700  1,084,163
    TechMatrix Corp......................................   7,600    128,241
    Techno Medica Co., Ltd...............................   1,800     33,431
    Techno Ryowa, Ltd....................................   7,000     55,757
    Techno Smart Corp....................................   8,600     70,058
    TechnoPro Holdings, Inc..............................  16,700    877,595
    Tecnos Japan, Inc....................................   7,800     56,109
    Teijin, Ltd.......................................... 130,800  2,260,600
    Teikoku Electric Manufacturing Co., Ltd..............   4,200     46,507
    Teikoku Sen-I Co., Ltd...............................   8,600    174,782
    Teikoku Tsushin Kogyo Co., Ltd.......................   5,200     56,544
    Tekken Corp..........................................  10,500    254,115
    Tenma Corp...........................................  14,000    213,253
    Tenox Corp...........................................   2,700     21,484
#   Tenpos Holdings Co., Ltd.............................   2,200     41,978
    Teraoka Seisakusho Co., Ltd..........................   8,000     39,819
    T-Gaia Corp..........................................   8,700    169,693
    THK Co., Ltd.........................................  31,000    740,614
    Tigers Polymer Corp..................................   8,200     43,503
    TIS, Inc.............................................  19,000    855,276
    TKC Corp.............................................   9,700    341,890
    Toa Corp.............................................  19,100    167,175
    Toa Corp.............................................  12,300    155,671
    Toa Oil Co., Ltd.....................................   7,300    110,687
    TOA ROAD Corp........................................   3,100     85,975
    Toabo Corp...........................................   3,800     15,585
    Toagosei Co., Ltd....................................  86,500  1,007,528
    Tobishima Corp.......................................  18,650    247,226
    TOC Co., Ltd.........................................  31,700    239,668
    Tocalo Co., Ltd......................................  57,300    489,458
    Tochigi Bank, Ltd. (The)............................. 216,400    474,854
    Toda Corp............................................ 103,500    661,865
#   Toda Kogyo Corp......................................   3,100     64,008

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Toei Animation Co., Ltd..............................   4,500 $  194,931
    Toei Co., Ltd........................................   1,600    196,899
    Toell Co., Ltd.......................................   1,700     10,307
    Toenec Corp..........................................   6,900    197,630
#   Togami Electric Manufacturing Co., Ltd...............   2,000     24,702
    Toho Bank, Ltd. (The)................................ 128,600    370,223
#   Toho Co., Ltd........................................   5,000     94,924
    Toho Gas Co., Ltd....................................   4,600    197,581
#   Toho Holdings Co., Ltd...............................  15,000    367,429
    Toho Titanium Co., Ltd...............................  25,000    228,572
    Toho Zinc Co., Ltd...................................  12,100    400,396
    Tohoku Bank, Ltd. (The)..............................   7,400     72,151
    Tohoku Steel Co., Ltd................................   1,900     23,340
    Tohokushinsha Film Corp..............................  13,600     78,017
    Tohto Suisan Co., Ltd................................   1,600     34,068
#   Tokai Carbon Co., Ltd................................  44,100    605,414
    Tokai Corp...........................................  13,100    340,615
    TOKAI Holdings Corp..................................  56,600    452,808
    Tokai Lease Co., Ltd.................................     500      8,111
    Tokai Rika Co., Ltd..................................  46,700    830,901
    Tokai Tokyo Financial Holdings, Inc.................. 169,700    747,911
    Token Corp...........................................   5,320    313,595
    Tokio Marine Holdings, Inc...........................  13,716    671,613
    Tokushu Tokai Paper Co., Ltd.........................   6,100    215,065
    Tokuyama Corp........................................  50,700  1,183,302
    Tokyo Broadcasting System Holdings, Inc..............  19,400    336,725
    Tokyo Century Corp...................................  13,000    608,645
#   Tokyo Dome Corp......................................  78,200    656,510
    Tokyo Electron Device, Ltd...........................   7,200    116,930
    Tokyo Energy & Systems, Inc..........................  20,900    181,175
    Tokyo Individualized Educational Institute, Inc......   8,200    100,820
    Tokyo Keiki, Inc.....................................   8,400     70,686
    Tokyo Kiraboshi Financial Group, Inc.................  22,687    320,375
    Tokyo Ohka Kogyo Co., Ltd............................  17,000    478,016
    Tokyo Printing Ink Manufacturing Co., Ltd............   1,100     25,494
    Tokyo Radiator Manufacturing Co., Ltd................   4,000     33,785
    Tokyo Rakutenchi Co., Ltd............................   1,300     54,611
    Tokyo Rope Manufacturing Co., Ltd....................  14,000    125,007
    Tokyo Sangyo Co., Ltd................................  14,200     68,477
    Tokyo Seimitsu Co., Ltd..............................  19,700    576,925
    Tokyo Steel Manufacturing Co., Ltd...................  32,500    274,419
    Tokyo Tatemono Co., Ltd..............................  88,800  1,079,789
    Tokyo Tekko Co., Ltd.................................   7,900     86,886
    Tokyo Theatres Co., Inc..............................   5,100     57,468
    Tokyotokeiba Co., Ltd................................   8,300    226,007
    Tokyu Construction Co., Ltd..........................  67,930    632,423
    Tokyu Fudosan Holdings Corp.......................... 243,582  1,327,045
    Tokyu Recreation Co., Ltd............................   1,971     87,427
    Toli Corp............................................  35,000     78,976
    Tomato Bank, Ltd.....................................   6,200     59,577
    Tomen Devices Corp...................................   2,100     44,476
    Tomoe Corp...........................................  20,300     71,690
    Tomoe Engineering Co., Ltd...........................   6,200    136,726
    Tomoegawa Co., Ltd...................................   3,400     33,229
    Tomoku Co., Ltd......................................   8,000    117,612
    TOMONY Holdings, Inc................................. 153,300    567,152
    Tomy Co., Ltd........................................  82,000    868,493
    Tonami Holdings Co., Ltd.............................   4,600    240,251
    Topcon Corp..........................................  59,300    799,696

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Toppan Forms Co., Ltd................................ 39,000 $  327,016
    Toppan Printing Co., Ltd............................. 48,300    791,589
    Topre Corp........................................... 30,200    661,220
    Topy Industries, Ltd................................. 12,400    266,307
    Toray Industries, Inc................................ 61,600    456,523
#   Torex Semiconductor, Ltd.............................  6,100     71,418
#   Toridoll Holdings Corp............................... 12,600    230,045
    Torigoe Co., Ltd. (The)..............................  9,800     70,265
    Torii Pharmaceutical Co., Ltd........................ 13,000    286,245
    Torishima Pump Manufacturing Co., Ltd................ 14,500    121,674
    Tosei Corp........................................... 26,900    252,596
    Toshiba Corp.........................................  5,200    164,667
#   Toshiba Machine Co., Ltd............................. 17,000    342,003
    Toshiba Plant Systems & Services Corp................  2,500     47,025
    Toshiba TEC Corp..................................... 16,600    398,575
    Tosho Co., Ltd.......................................  7,100    217,064
#   Tosho Printing Co., Ltd.............................. 15,000    131,161
    Tosoh Corp........................................... 90,500  1,285,330
    Totetsu Kogyo Co., Ltd............................... 15,970    430,370
    TOTO, Ltd............................................  7,499    291,219
    Tottori Bank, Ltd. (The).............................  5,400     66,378
    Toukei Computer Co., Ltd.............................  2,100     55,039
#   Tow Co., Ltd......................................... 11,700     76,676
    Towa Bank, Ltd. (The)................................ 43,100    283,061
    Towa Corp............................................ 18,000    114,503
    Towa Pharmaceutical Co., Ltd.........................  6,000    421,623
    Toyo Construction Co., Ltd........................... 63,500    242,732
    Toyo Corp............................................ 17,700    130,825
    Toyo Denki Seizo K.K.................................  4,800     58,534
#*  Toyo Engineering Corp................................ 23,299    151,342
    Toyo Ink SC Holdings Co., Ltd........................ 22,800    516,721
    Toyo Kanetsu K.K.....................................  8,500    180,948
    Toyo Machinery & Metal Co., Ltd...................... 12,000     63,967
    Toyo Securities Co., Ltd............................. 44,000     69,107
    Toyo Seikan Group Holdings, Ltd...................... 27,000    607,753
    Toyo Sugar Refining Co., Ltd.........................    800      7,490
    Toyo Tanso Co., Ltd..................................  8,600    183,169
#   Toyo Tire & Rubber Co., Ltd.......................... 82,700  1,162,558
    Toyo Wharf & Warehouse Co., Ltd......................  3,700     48,067
    Toyobo Co., Ltd...................................... 77,200  1,145,520
    Toyoda Gosei Co., Ltd................................ 47,000  1,028,308
    Toyota Boshoku Corp.................................. 17,000    276,694
    Toyota Industries Corp...............................  8,300    411,191
    Toyota Motor Corp., Sponsored ADR.................... 36,827  4,535,982
    Toyota Motor Corp.................................... 73,263  4,509,344
    Toyota Tsusho Corp................................... 34,000  1,081,395
    TPR Co., Ltd......................................... 20,900    446,549
    Trancom Co., Ltd.....................................  6,400    393,649
*   Trend Micro, Inc.....................................  4,200    223,469
    Trinity Industrial Corp..............................  1,800      9,444
    Trusco Nakayama Corp................................. 18,000    474,989
    Trust Tech, Inc......................................  4,500    134,519
    TS Tech Co., Ltd..................................... 34,400  1,034,987
    TSI Holdings Co., Ltd................................ 43,705    293,823
    Tsubakimoto Chain Co................................. 22,800    844,329
    Tsubakimoto Kogyo Co., Ltd...........................  2,900     86,721
    Tsudakoma Corp.......................................  2,500     42,645
    Tsugami Corp......................................... 40,700    267,313
    Tsukada Global Holdings, Inc......................... 11,700     64,977

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Tsukamoto Corp. Co., Ltd.............................     300 $    2,759
    Tsukishima Kikai Co., Ltd............................  22,500    294,642
    Tsukuba Bank, Ltd.................................... 170,200    342,622
    Tsukui Corp..........................................  32,300    238,907
    Tsumura & Co.........................................   8,000    233,368
    Tsuruha Holdings, Inc................................   2,200    203,645
    Tsurumi Manufacturing Co., Ltd.......................  12,300    206,564
    Tsutsumi Jewelry Co., Ltd............................   4,900     80,903
    TV Asahi Holdings Corp...............................  13,100    242,585
    Tv Tokyo Holdings Corp...............................  12,400    262,372
    TYK Corp.............................................  14,700     51,519
#   UACJ Corp............................................  29,007    625,580
    Ube Industries, Ltd..................................  69,320  1,567,521
    Uchida Yoko Co., Ltd.................................   8,200    171,264
    Uchiyama Holdings Co., Ltd...........................   2,300      9,337
    Ueki Corp............................................   1,800     36,558
    UKC Holdings Corp....................................   7,400    130,811
    Ulvac, Inc...........................................  29,200    963,220
    Umenohana Co., Ltd...................................   1,100     25,567
    Uniden Holdings Corp.................................   5,400    105,041
    UNIMAT Retirement Community Co., Ltd.................   3,400     60,635
    Union Tool Co........................................   3,200     90,441
    Unipres Corp.........................................  36,600    708,295
    United Arrows, Ltd...................................  11,000    390,529
    United Super Markets Holdings, Inc...................  40,400    432,382
*   Unitika, Ltd.........................................  41,100    194,431
    Universal Entertainment Corp.........................   9,800    294,916
    Unizo Holdings Co., Ltd..............................  16,900    319,667
    Urbanet Corp. Co., Ltd...............................  16,300     50,222
*   U-Shin, Ltd..........................................  18,500    167,139
    Ushio, Inc...........................................  77,600    883,592
    USS Co., Ltd.........................................  10,200    178,598
#*  UT Group Co., Ltd....................................  11,700    229,743
    Utoc Corp............................................   7,500     35,156
    V Technology Co., Ltd................................   2,600    371,165
    Valor Holdings Co., Ltd..............................  27,900    677,571
    Valqua, Ltd..........................................  13,900    271,129
    Vector, Inc..........................................  14,400    187,687
    Vertex Corp..........................................   4,660     48,577
*   VIA Holdings, Inc....................................   9,200     55,496
#   Village Vanguard Co., Ltd............................   2,700     23,810
#*  Visionary Holdings Co., Ltd..........................  74,600     59,987
#   Vital KSK Holdings, Inc..............................  28,900    294,406
    Vitec Holdings Co., Ltd..............................   6,000    104,958
    VT Holdings Co., Ltd.................................  77,300    304,568
    Wacoal Holdings Corp.................................  23,600    639,964
    Wacom Co., Ltd.......................................  70,500    312,240
    Wakachiku Construction Co., Ltd......................   9,500    129,033
    Wakita & Co., Ltd....................................  28,500    303,239
    Warabeya Nichiyo Holdings Co., Ltd...................  10,700    179,848
#   Watahan & Co., Ltd...................................   5,700    106,110
    WATAMI Co., Ltd......................................   9,300    119,480
    Watts Co., Ltd.......................................   4,600     29,991
    Wavelock Holdings Co., Ltd...........................   5,600     39,365
    WDB Holdings Co., Ltd................................   4,000     94,576
    Weathernews, Inc.....................................   2,800     74,466
    Welcia Holdings Co., Ltd.............................   7,600    288,266
    West Holdings Corp...................................  15,900    166,353
    WIN-Partners Co., Ltd................................   6,800     62,672

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Wood One Co., Ltd....................................   5,300 $   48,828
    World Holdings Co., Ltd..............................   5,600    139,534
    Wowow, Inc...........................................   5,600    145,803
    Xebio Holdings Co., Ltd..............................  21,000    246,089
#   YAC Holdings Co., Ltd................................   6,500     38,832
    Yachiyo Industry Co., Ltd............................   5,900     39,054
    Yahagi Construction Co., Ltd.........................  24,500    154,300
    Yaizu Suisankagaku Industry Co., Ltd.................   5,700     52,558
    Yakuodo Co., Ltd.....................................   5,200    121,303
    YAMABIKO Corp........................................  22,700    225,214
#   Yamada Denki Co., Ltd................................ 127,708    628,897
    Yamagata Bank, Ltd. (The)............................  19,999    362,232
    Yamaguchi Financial Group, Inc.......................  99,400  1,010,433
    Yamaha Corp..........................................   1,700     74,398
    Yamaha Motor Co., Ltd................................  40,200    861,633
#   Yamaichi Electronics Co., Ltd........................  19,500    232,628
    Yamanashi Chuo Bank, Ltd. (The)......................  25,500    325,352
    Yamatane Corp........................................   6,800    104,079
    Yamato Corp..........................................  10,100     43,983
    Yamato International, Inc............................  10,900     41,495
    Yamato Kogyo Co., Ltd................................  22,500    587,570
    Yamaya Corp..........................................   2,600     51,650
    Yamazaki Baking Co., Ltd.............................  27,600    542,133
    Yamazen Corp.........................................  32,300    324,730
    Yaoko Co., Ltd.......................................   8,900    466,638
    Yashima Denki Co., Ltd...............................  11,200     83,223
#   Yaskawa Electric Corp................................  31,800    900,030
    Yasuda Logistics Corp................................  15,400    116,441
#   Yasunaga Corp........................................   6,200     78,642
    Yellow Hat, Ltd......................................  13,500    318,515
    Yodogawa Steel Works, Ltd............................  14,600    296,793
    Yokogawa Bridge Holdings Corp........................  23,700    432,362
    Yokogawa Electric Corp...............................  26,400    491,651
    Yokohama Reito Co., Ltd..............................  41,100    349,678
    Yokohama Rubber Co., Ltd. (The)......................  61,199  1,298,084
    Yokowo Co., Ltd......................................  11,600    153,837
    Yomeishu Seizo Co., Ltd..............................   6,100    114,794
    Yomiuri Land Co., Ltd................................   3,000    104,039
    Yondenko Corp........................................   2,400     57,844
    Yondoshi Holdings, Inc...............................   7,000    140,845
    Yorozu Corp..........................................  18,700    258,828
#   Yoshinoya Holdings Co., Ltd..........................   9,700    153,570
#   Yotai Refractories Co., Ltd..........................  12,200     75,657
#   Yuasa Funashoku Co., Ltd.............................   1,500     50,961
    Yuasa Trading Co., Ltd...............................  10,500    307,514
    Yuken Kogyo Co., Ltd.................................   2,300     40,035
    Yume No Machi Souzou Iinkai Co., Ltd.................  11,800    158,993
    Yumeshin Holdings Co., Ltd...........................  22,900    172,996
    Yurtec Corp..........................................  30,000    253,543
    Yushiro Chemical Industry Co., Ltd...................   7,600     82,009
    Yutaka Giken Co., Ltd................................   1,200     21,962
    Zaoh Co., Ltd........................................   3,100     35,991
*   Zappallas, Inc.......................................   5,000     17,202
    Zenitaka Corp. (The).................................   2,200    102,116
    Zenkoku Hosho Co., Ltd...............................   5,800    203,367
    Zenrin Co., Ltd......................................  17,400    441,341
    Zensho Holdings Co., Ltd.............................  31,700    732,412
    Zeon Corp............................................ 103,000  1,058,984
*   ZIGExN Co., Ltd......................................  31,300    164,675

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
JAPAN -- (Continued)
#   Zojirushi Corp.......................................  18,500 $    193,687
    ZOZO, Inc............................................  14,100      285,308
    Zuiko Corp...........................................   3,200       69,881
    Zuken, Inc...........................................   7,900      104,911
                                                                  ------------
TOTAL JAPAN..............................................          597,597,563
                                                                  ------------
NETHERLANDS -- (2.5%)
    Aalberts Industries NV...............................  70,978    2,486,004
    ABN AMRO Group NV....................................  70,272    1,752,299
    Accell Group NV......................................  17,374      382,041
#   Aegon NV............................................. 301,985    1,555,748
#   Aegon NV.............................................   9,211       47,620
*   AFC Ajax NV..........................................      70        1,314
    Akzo Nobel NV........................................  12,012    1,033,879
#*  Altice Europe NV..................................... 106,618      217,484
    AMG Advanced Metallurgical Group NV..................  29,662    1,072,341
    Amsterdam Commodities NV.............................  14,881      329,812
    APERAM SA............................................  39,527    1,206,564
#   Arcadis NV...........................................  58,778      763,191
#   ArcelorMittal........................................ 128,986    3,031,185
    ASM International NV.................................  34,121    1,652,914
    ASML Holding NV......................................   8,114    1,420,136
    ASR Nederland NV.....................................  90,869    3,832,684
    BE Semiconductor Industries NV.......................  51,270    1,329,686
#   Beter Bed Holding NV.................................  11,513       59,398
    BinckBank NV.........................................  56,076      400,423
#   Boskalis Westminster.................................  71,891    1,889,127
    Brunel International NV..............................  13,105      182,797
*   Coca-Cola European Partners P.L.C....................  14,081      660,780
    Corbion NV...........................................  54,929    1,555,768
    Flow Traders.........................................  28,325      875,428
    ForFarmers NV........................................  27,389      266,239
#*  Fugro NV.............................................  73,942      815,445
*   Gemalto NV...........................................  23,503    1,363,011
*   Heijmans NV..........................................  20,193      210,906
    Heineken NV..........................................   6,899      619,662
    Hunter Douglas NV....................................   2,925      190,880
    IMCD NV..............................................  15,052    1,098,468
    ING Groep NV, Sponsored ADR..........................  45,326      538,020
    ING Groep NV......................................... 201,957    2,396,383
    KAS Bank NV..........................................  13,273       92,384
    Kendrion NV..........................................  12,485      304,395
    Koninklijke Ahold Delhaize NV, Sponsored ADR.........  31,776      836,179
    Koninklijke Ahold Delhaize NV........................ 197,653    5,207,386
    Koninklijke BAM Groep NV............................. 203,018      725,754
    Koninklijke DSM NV...................................  19,491    1,822,723
    Koninklijke KPN NV................................... 354,163    1,088,775
    Koninklijke Philips NV...............................  38,171    1,505,082
    Koninklijke Vopak NV.................................  50,416    2,562,096
    Nederland Apparatenfabriek...........................   3,190      158,446
    NN Group NV..........................................  57,270    2,418,360
*   OCI NV...............................................  20,131      425,722
    Ordina NV............................................  92,413      157,278
#   PostNL NV............................................ 265,481      685,949
    Randstad NV..........................................  31,102    1,499,254
    SBM Offshore NV...................................... 149,587    2,469,051
    Signify NV...........................................  91,784    2,273,757
    Sligro Food Group NV.................................  17,157      647,194
    TKH Group NV.........................................  29,511    1,425,267

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
NETHERLANDS -- (Continued)
*   TomTom NV............................................  77,282 $   691,815
    Van Lanschot Kempen NV...............................  10,798     252,493
#   Wessanen.............................................  51,195     524,386
    Wolters Kluwer NV....................................  51,007   3,172,173
                                                                  -----------
TOTAL NETHERLANDS........................................          66,183,556
                                                                  -----------
NEW ZEALAND -- (0.5%)
*   a2 Milk Co., Ltd.....................................  84,233     740,787
    Air New Zealand, Ltd................................. 408,488     794,380
    Arvida Group, Ltd....................................  88,858      80,607
    Auckland International Airport, Ltd..................  66,670     339,326
*   CBL Corp., Ltd.......................................  17,086       7,020
    Chorus, Ltd.......................................... 291,516     989,739
    Chorus, Ltd., ADR....................................     462       7,660
#   Comvita, Ltd.........................................  10,651      33,683
    Contact Energy, Ltd..................................  25,836     108,102
    EBOS Group, Ltd......................................  33,967     509,257
    Evolve Education Group, Ltd..........................  24,565       4,426
    Fisher & Paykel Healthcare Corp., Ltd................   4,339      37,762
#*  Fletcher Building, Ltd............................... 126,064     435,794
*   Fletcher Building, Ltd...............................   3,803      13,141
#   Fonterra Co-operative Group, Ltd.....................  14,842      48,651
    Freightways, Ltd.....................................  68,208     357,640
    Genesis Energy, Ltd..................................  77,511     142,800
#   Gentrack Group, Ltd..................................  19,890      71,948
    Hallenstein Glasson Holdings, Ltd....................  22,785      63,001
    Heartland Group Holdings, Ltd........................ 277,413     264,612
    Infratil, Ltd........................................  77,492     202,124
    Investore Property, Ltd..............................  47,400      50,537
    Kathmandu Holdings, Ltd.............................. 104,139     172,093
    Mainfreight, Ltd.....................................  32,642     711,220
#   Metlifecare, Ltd.....................................  96,041     343,786
#   Metro Performance Glass, Ltd.........................  86,994      29,444
    New Zealand Refining Co., Ltd. (The)................. 124,665     201,027
    NZME, Ltd............................................  54,625      18,477
    NZX, Ltd............................................. 133,236      92,189
    Oceania Healthcare, Ltd..............................  63,397      45,649
    PGG Wrightson, Ltd...................................  54,156      18,115
#   Port of Tauranga, Ltd................................  58,690     209,215
    Restaurant Brands New Zealand, Ltd...................  58,135     343,862
    Ryman Healthcare, Ltd................................  18,234     132,126
    Sanford, Ltd.........................................  26,521     122,898
    Scales Corp., Ltd....................................  61,070     185,952
#   Skellerup Holdings, Ltd.............................. 107,331     150,178
#   SKY Network Television, Ltd.......................... 545,717     713,463
    SKYCITY Entertainment Group, Ltd..................... 306,621     814,908
    Spark New Zealand, Ltd............................... 246,760     693,666
    Steel & Tube Holdings, Ltd........................... 186,106     147,958
    Summerset Group Holdings, Ltd........................ 184,891     782,053
*   Synlait Milk, Ltd....................................  20,345     130,123
    Tourism Holdings, Ltd................................  85,291     288,063
#*  TOWER, Ltd........................................... 124,179      62,675
    Trade Me Group, Ltd.................................. 205,374     900,993
#   Trustpower, Ltd......................................   8,621      37,197
#   Turners Automotive Group, Ltd........................  16,478      26,563
#   Vector, Ltd..........................................  33,846      80,356
    Vista Group International, Ltd.......................  28,885      79,720
    Warehouse Group, Ltd. (The)..........................  50,707      71,855

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
NEW ZEALAND -- (Continued)
    Z Energy, Ltd........................................    88,027 $   365,509
                                                                    -----------
TOTAL NEW ZEALAND........................................            13,274,330
                                                                    -----------
NORWAY -- (1.0%)
    ABG Sundal Collier Holding ASA.......................   280,285     145,315
    AF Gruppen ASA.......................................     5,972      98,090
*   Akastor ASA..........................................   111,833     171,080
    Aker ASA, Class A....................................     6,002     422,483
    Aker BP ASA..........................................     1,005      33,487
*   Aker Solutions ASA...................................    86,645     472,974
    American Shipping Co. ASA............................    39,390     154,127
*   Archer, Ltd..........................................   100,907      56,575
    Atea ASA.............................................    46,433     641,628
    Austevoll Seafood ASA................................    63,569     811,805
#*  Avance Gas Holding, Ltd..............................    43,525      67,541
#*  Axactor SE...........................................    88,442     218,070
    Bakkafrost P/F.......................................    10,338     537,431
    Bonheur ASA..........................................    15,871     220,265
    Borregaard ASA.......................................    45,748     406,527
#*  BW LPG, Ltd..........................................    68,078     209,191
*   BW Offshore, Ltd.....................................    85,230     406,015
    DNB ASA..............................................    62,410   1,107,729
    DNO ASA..............................................   491,931     946,179
*   DOF ASA..............................................    93,396      37,700
    Entra ASA............................................     2,209      32,010
    Equinor ASA..........................................   108,270   2,475,722
    Equinor ASA, Sponsored ADR...........................     7,412     168,845
    Europris ASA.........................................   128,681     414,216
*   FLEX LNG, Ltd........................................   141,341     185,175
*   Frontline, Ltd.......................................    65,660     337,390
    Gjensidige Forsikring ASA............................    10,181     175,858
#   Golar LNG, Ltd.......................................     3,400      75,718
    Grieg Seafood ASA....................................    30,694     396,593
    Hexagon Composites ASA...............................    31,736     112,388
#   Hoegh LNG Holdings, Ltd..............................    33,781     155,823
#*  Kongsberg Automotive ASA.............................   310,793     264,888
    Kongsberg Gruppen ASA................................     7,492     104,435
*   Kvaerner ASA.........................................   180,852     255,806
    Leroy Seafood Group ASA..............................    48,910     391,130
    Magnora ASA..........................................    11,522       8,731
    Mowi ASA.............................................    10,151     224,250
#*  NEL ASA..............................................   402,626     267,072
#*  Nordic Semiconductor ASA.............................    45,431     158,290
    Norsk Hydro ASA......................................   264,941   1,228,273
#   Norway Royal Salmon ASA..............................    10,331     249,474
#*  Norwegian Air Shuttle ASA............................    23,203     354,782
*   Norwegian Finans Holding ASA.........................    28,542     234,859
    Norwegian Property ASA...............................    43,933      56,191
    Ocean Yield ASA......................................    44,903     322,949
*   Odfjell Drilling, Ltd................................    72,329     212,917
    Odfjell SE, Class A..................................    11,269      38,338
    Olav Thon Eiendomsselskap ASA........................     4,655      79,227
    Orkla ASA............................................    19,888     160,741
*   Otello Corp. ASA.....................................    81,558     136,903
#*  Petroleum Geo-Services ASA...........................   244,109     550,763
*   Prosafe SE...........................................    38,453      74,000
#*  Protector Forsikring ASA.............................    29,521     168,333
*   Q-Free ASA...........................................    14,166      12,290
#*  REC Silicon ASA...................................... 7,369,571     503,807

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
NORWAY -- (Continued)
    Salmar ASA...........................................    11,015 $   576,761
    Sbanken ASA..........................................    31,164     282,984
    Scatec Solar ASA.....................................    62,433     624,162
    Schibsted ASA, Class A...............................     1,854      65,100
    Schibsted ASA, Class B...............................     3,368     106,933
    Selvaag Bolig ASA....................................    31,208     160,665
#*  Solstad Offshore ASA.................................   188,617      33,818
    SpareBank 1 SR-Bank ASA..............................    86,839     940,141
    Stolt-Nielsen, Ltd...................................    18,611     224,573
    Storebrand ASA.......................................    71,346     546,785
#   Subsea 7 SA..........................................   143,095   1,623,744
    TGS NOPEC Geophysical Co. ASA........................    40,193   1,191,523
    Tomra Systems ASA....................................    26,846     697,503
    Treasure ASA.........................................    54,160      84,399
    Veidekke ASA.........................................    35,465     387,267
*   Wallenius Wilhelmsen ASA.............................    32,962     117,078
    Wilh Wilhelmsen Holding ASA, Class A.................     9,394     164,377
#   XXL ASA..............................................    25,779      86,492
    Yara International ASA...............................     4,230     174,915
                                                                    -----------
TOTAL NORWAY.............................................            25,841,619
                                                                    -----------
PORTUGAL -- (0.4%)
    Altri SGPS SA........................................    51,633     427,237
*   Banco Comercial Portugues SA, Class R................ 9,233,185   2,545,787
    CTT-Correios de Portugal SA..........................    85,041     306,194
    EDP Renovaveis SA....................................   114,931   1,035,366
    Galp Energia SGPS SA.................................    78,751   1,230,446
    Jeronimo Martins SGPS SA.............................    12,685     179,774
*   Mota-Engil SGPS SA...................................    92,170     203,803
    Navigator Co. SA (The)...............................   164,934     806,994
    NOS SGPS SA..........................................   216,748   1,406,009
    Novabase SGPS SA.....................................     3,851       9,571
    REN - Redes Energeticas Nacionais SGPS SA............    90,787     272,694
    Semapa-Sociedade de Investimento e Gestao............    21,850     381,764
    Sonae Capital SGPS SA................................    82,383      83,868
    Sonae SGPS SA........................................   650,481     678,694
*   Teixeira Duarte SA...................................    62,354       9,997
                                                                    -----------
TOTAL PORTUGAL...........................................             9,578,198
                                                                    -----------
SINGAPORE -- (1.0%)
    Accordia Golf Trust..................................   555,600     227,283
    Amara Holdings, Ltd..................................    90,000      29,432
    Ascendas India Trust.................................   201,700     161,942
    Avarga, Ltd..........................................   134,000      20,373
    Banyan Tree Holdings, Ltd............................   139,800      61,338
    Bonvests Holdings, Ltd...............................    30,000      28,551
    Boustead Projects, Ltd...............................    26,174      17,572
    Boustead Singapore, Ltd..............................   181,732     106,640
    BreadTalk Group, Ltd.................................   128,000      83,672
#   Bukit Sembawang Estates, Ltd.........................   101,100     422,514
*   Bund Center Investment, Ltd..........................    22,000       9,242
    CapitaLand, Ltd......................................   387,201     959,955
    Centurion Corp., Ltd.................................   167,400      50,484
    China Aviation Oil Singapore Corp., Ltd..............   186,000     160,841
    China Sunsine Chemical Holdings, Ltd.................   148,100     143,730
#   Chip Eng Seng Corp., Ltd.............................   299,200     156,543
    CITIC Envirotech, Ltd................................   287,900      92,960
    City Developments, Ltd...............................    61,700     422,299

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE>>
                                                          --------- --------
SINGAPORE -- (Continued)
#   Civmec, Ltd..........................................   140,800 $ 41,832
    ComfortDelGro Corp., Ltd.............................   263,700  457,581
*   COSCO Shipping International Singapore Co., Ltd......    41,200   11,234
    CSE Global, Ltd......................................    68,200   21,851
    Dairy Farm International Holdings, Ltd...............     7,300   66,063
    DBS Group Holdings, Ltd..............................     3,315   59,082
*   Del Monte Pacific, Ltd...............................   222,059   22,674
    Delfi, Ltd...........................................    22,300   24,199
    Delong Holdings, Ltd.................................    14,900   64,960
    Duty Free International, Ltd.........................   126,400   19,316
*   Dyna-Mac Holdings, Ltd...............................   230,000   18,232
    Elec & Eltek International Co., Ltd..................    14,000   20,045
#*  Ezion Holdings, Ltd.................................. 3,070,344  124,143
#*  Ezra Holdings, Ltd................................... 1,882,853   14,298
    Far East Orchard, Ltd................................   120,384  112,755
    First Resources, Ltd.................................   223,700  284,379
    Food Empire Holdings, Ltd............................   115,500   46,783
    Fragrance Group, Ltd.................................   222,000   22,851
    Frasers Property, Ltd................................   193,800  260,922
    Frencken Group, Ltd..................................   210,000   64,980
    Fu Yu Corp., Ltd.....................................   274,500   41,821
*   Gallant Venture, Ltd.................................   254,500   24,644
    Genting Singapore, Ltd...............................   132,500  108,586
    Geo Energy Resources, Ltd............................   373,800   55,427
    GL, Ltd..............................................   264,200  142,379
    Golden Agri-Resources, Ltd........................... 4,086,300  771,134
    Golden Energy & Resources, Ltd.......................    70,900   12,912
    Great Eastern Holdings, Ltd..........................     3,000   58,317
    GSH Corp., Ltd.......................................    32,600    7,495
    GuocoLand, Ltd.......................................   167,633  228,223
    Halcyon Agri Corp., Ltd..............................   145,408   51,897
    Hanwell Holdings, Ltd................................   237,300   38,974
#   Haw Par Corp., Ltd...................................    56,200  517,630
    Hiap Hoe, Ltd........................................    39,000   25,092
#   Hi-P International, Ltd..............................   148,500  102,764
    Ho Bee Land, Ltd.....................................   154,900  288,942
    Hong Fok Corp., Ltd..................................   229,480  120,490
*   Hong Leong Asia, Ltd.................................   219,600   95,511
    Hong Leong Finance, Ltd..............................    40,800   79,467
    Hongkong Land Holdings, Ltd..........................    71,400  513,644
    Hotel Grand Central, Ltd.............................    67,060   66,807
    Hour Glass, Ltd. (The)...............................   135,400   62,920
    Hutchison Port Holdings Trust........................ 3,162,800  793,309
    Hwa Hong Corp., Ltd..................................    21,000    4,291
*   Hyflux, Ltd..........................................   455,600   12,529
    Indofood Agri Resources, Ltd.........................   619,900  101,339
    Japfa, Ltd...........................................   469,400  290,650
    Jardine Cycle & Carriage, Ltd........................     6,644  186,699
    k1 Ventures, Ltd.....................................   113,100      521
    Keppel Corp., Ltd....................................   201,000  913,988
    Keppel Infrastructure Trust..........................   535,061  202,761
    Keppel Telecommunications & Transportation, Ltd......    81,500  113,904
    Koh Brothers Group, Ltd..............................   175,000   31,890
    KSH Holdings, Ltd....................................   112,625   43,594
    Lian Beng Group, Ltd.................................   252,000   91,890
    Low Keng Huat Singapore, Ltd.........................    98,100   41,977
    M1, Ltd..............................................   174,400  265,755
    Mandarin Oriental International, Ltd.................     5,600   10,820
    Metro Holdings, Ltd..................................   393,700  289,952

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SINGAPORE -- (Continued)
#*  Midas Holdings, Ltd.................................. 1,120,000 $    29,951
*   Nam Cheong, Ltd......................................   600,000       2,656
    Nera Telecommunications, Ltd.........................    43,000       8,637
    NSL, Ltd.............................................    11,500       9,870
    Olam International, Ltd..............................   223,500     307,467
    OUE, Ltd.............................................   253,600     288,708
    Oversea-Chinese Banking Corp., Ltd...................   127,960   1,097,729
    Overseas Education, Ltd..............................    31,900       7,098
#   Oxley Holdings, Ltd..................................   646,860     144,359
*   Pacc Offshore Services Holdings, Ltd.................   218,500      30,406
    Pan-United Corp., Ltd................................    58,750      11,031
    Penguin International, Ltd...........................   101,800      22,705
    Perennial Real Estate Holdings, Ltd..................    21,100      10,110
#   Q&M Dental Group Singapore, Ltd......................   111,700      41,535
    QAF, Ltd.............................................   136,053      70,864
*   Raffles Education Corp., Ltd.........................   646,646      52,561
    Raffles Medical Group, Ltd...........................    58,217      48,096
#   RHT Health Trust.....................................   492,300      10,983
    Riverstone Holdings, Ltd.............................    98,400      81,835
    RSP Holdings Pte, Ltd................................   711,600       1,057
    SATS, Ltd............................................   117,380     423,439
    Sembcorp Industries, Ltd.............................   656,000   1,265,567
    Sembcorp Marine, Ltd.................................    41,800      49,888
    Sheng Siong Group, Ltd...............................   248,200     204,844
    SHS Holdings, Ltd....................................   141,000      20,401
    SIIC Environment Holdings, Ltd.......................   676,160     161,118
    Sinarmas Land, Ltd...................................   694,700     129,353
    Sing Holdings, Ltd...................................    86,800      24,523
    Sing Investments & Finance, Ltd......................    13,500      15,435
    Singapore Airlines, Ltd..............................   249,000   1,788,813
    Singapore Exchange, Ltd..............................    44,400     252,477
#   Singapore Post, Ltd..................................   495,200     363,038
    Singapore Press Holdings, Ltd........................   302,100     564,328
    Singapore Technologies Engineering, Ltd..............    65,800     182,214
#*  Sino Grandness Food Industry Group, Ltd..............   672,726      32,586
    Stamford Land Corp., Ltd.............................   275,700     100,384
    StarHub, Ltd.........................................   241,400     319,903
    Sunningdale Tech, Ltd................................   117,600     131,261
#*  Swiber Holdings, Ltd.................................   189,500       2,872
*   Thomson Medical Group, Ltd...........................   711,600      41,361
*   Tiong Woon Corp. Holding, Ltd........................    68,000      13,666
    Tuan Sing Holdings, Ltd..............................   392,328     115,294
#   UMS Holdings, Ltd....................................   259,062     123,859
    United Engineers, Ltd................................   362,800     687,866
    United Industrial Corp., Ltd.........................    91,184     202,457
    United Overseas Bank, Ltd............................    74,282   1,392,133
    UOB-Kay Hian Holdings, Ltd...........................   116,710     107,583
    UOL Group, Ltd.......................................   201,587     997,602
    Valuetronics Holdings, Ltd...........................   188,200      98,938
    Venture Corp., Ltd...................................    84,500   1,026,400
#*  Vibrant Group, Ltd...................................   171,233      18,327
    Wee Hur Holdings, Ltd................................   112,000      17,482
    Wheelock Properties Singapore, Ltd...................   206,500     322,129
    Wilmar International, Ltd............................    76,200     188,729
    Wing Tai Holdings, Ltd...............................   351,868     537,062
    Yeo Hiap Seng, Ltd...................................    10,160       7,031
*   Yongnam Holdings, Ltd................................   223,500      29,313
    Zhongmin Baihui Retail Group, Ltd....................     7,900       3,800
                                                                    -----------
TOTAL SINGAPORE..........................................            25,965,630
                                                                    -----------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
SOUTH AFRICA -- (0.0%)
    Nedbank Group, Ltd...................................    16,757 $  362,668
    Old Mutual, Ltd......................................   128,637    223,153
                                                                    ----------
TOTAL SOUTH AFRICA.......................................              585,821
                                                                    ----------
SPAIN -- (2.0%)
#   Acciona SA...........................................    22,942  2,184,395
    Acerinox SA..........................................   123,252  1,343,102
    ACS Actividades de Construccion y Servicios SA.......    15,960    660,507
    Alantra Partners SA..................................     1,451     21,891
    Almirall SA..........................................    23,706    402,205
    Amadeus IT Group SA..................................    11,698    850,660
*   Amper SA.............................................   490,630    160,147
    Applus Services SA...................................    79,766    914,491
    Atresmedia Corp. de Medios de Comunicacion SA........    73,797    358,173
#   Banco Bilbao Vizcaya Argentaria SA...................   404,962  2,403,509
#   Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR....    40,048    239,087
    Banco de Sabadell SA................................. 2,084,800  2,390,440
    Banco Santander SA................................... 1,031,558  4,892,298
    Banco Santander SA, Sponsored ADR....................   135,996    644,621
#   Bankia SA............................................   253,400    738,656
    Bankinter SA.........................................    17,810    139,065
*   Baron de Ley.........................................       625     78,309
    Bolsas y Mercados Espanoles SHMSF SA.................    35,749  1,080,278
    CaixaBank SA.........................................   146,011    552,211
    Cellnex Telecom SA...................................    72,321  2,037,978
    Cia de Distribucion Integral Logista Holdings SA.....    30,263    781,476
    CIE Automotive SA....................................    27,553    773,831
    Construcciones y Auxiliar de Ferrocarriles SA........     9,715    437,694
#*  Deoleo SA............................................   380,056     35,745
#   Distribuidora Internacional de Alimentacion SA.......   295,564    144,790
*   Duro Felguera SA.....................................   704,303     12,439
    Ebro Foods SA........................................    31,003    638,294
#*  eDreams ODIGEO SA....................................    37,385    115,605
    Elecnor SA...........................................    14,326    201,559
    Enagas SA............................................    95,610  2,786,835
    Ence Energia y Celulosa SA...........................   107,367    833,721
    Endesa SA............................................    20,253    506,557
    Ercros SA............................................    85,372    354,790
    Euskaltel SA.........................................    66,514    609,523
    Faes Farma SA........................................   159,280    598,216
    Ferrovial SA.........................................     5,772    129,432
*   Fluidra SA...........................................    15,617    177,108
*   Fomento de Construcciones y Contratas SA.............    13,031    192,844
*   Global Dominion Access SA............................    58,611    305,778
    Grifols SA...........................................    13,116    342,149
    Grupo Catalana Occidente SA..........................    11,579    458,845
*   Grupo Empresarial San Jose SA........................     8,089     53,235
#*  Grupo Ezentis SA.....................................    71,326     48,448
    Iberdrola S.A........................................   311,464  2,574,401
    Iberdrola SA.........................................     6,921     57,040
    Iberpapel Gestion SA.................................     2,868    104,487
*   Indra Sistemas SA....................................    71,750    738,229
    Laboratorios Farmaceuticos Rovi SA...................       361      7,644
*   Liberbank SA......................................... 1,668,418    823,998
    Mapfre SA............................................   647,357  1,801,188
    Mediaset Espana Comunicacion SA......................    92,561    652,148
    Melia Hotels International SA........................    55,532    557,135
    Miquel y Costas & Miquel SA..........................    15,637    305,385
    Naturgy Energy Group SA..............................    31,276    874,315

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SPAIN -- (Continued)
#   Obrascon Huarte Lain SA.............................. 108,136 $    98,829
    Parques Reunidos Servicios Centrales SAU.............     921      11,071
*   Pharma Mar SA........................................   7,705      11,424
#*  Promotora de Informaciones SA, Class A...............  95,206     184,052
    Prosegur Cia de Seguridad SA......................... 142,922     773,684
*   Quabit Inmobiliaria SA...............................  48,981      78,723
*   Realia Business SA...................................  69,253      80,068
    Red Electrica Corp. SA...............................  28,152     648,775
    Repsol SA, Sponsored ADR.............................  11,049     193,960
    Repsol SA............................................ 213,686   3,750,837
    Sacyr S.A............................................ 344,950     832,712
    Sacyr S.A............................................   9,856      23,735
*   Siemens Gamesa Renewable Energy SA...................  10,965     155,672
*   Solaria Energia y Medio Ambiente SA..................  45,965     284,112
*   Talgo SA.............................................  57,912     361,143
    Tecnicas Reunidas SA.................................   3,504      89,627
#   Telefonica SA, Sponsored ADR.........................  94,790     820,881
    Telefonica SA........................................  82,112     706,294
    Tubacex SA...........................................  60,771     197,744
    Unicaja Banco SA.....................................  45,102      52,903
    Vidrala SA...........................................   7,636     700,621
#   Viscofan SA..........................................  19,104   1,064,974
*   Vocento SA...........................................  22,927      29,382
    Zardoya Otis SA......................................  91,505     724,983
                                                                  -----------
TOTAL SPAIN..............................................          53,003,113
                                                                  -----------
SWEDEN -- (2.7%)
    AAK AB...............................................  43,746     629,247
*   AcadeMedia AB........................................  15,216      79,152
    Acando AB............................................  84,854     277,155
#   AddLife AB, Class B..................................   3,964      96,181
    AddNode Group AB.....................................   1,207      14,807
    AddTech AB, Class B..................................  23,027     454,453
    AF AB, Class B.......................................  35,522     626,147
    Ahlsell AB...........................................  38,631     233,068
    Alfa Laval AB........................................  12,261     277,979
    Alimak Group AB......................................  16,955     226,838
#*  Anoto Group AB.......................................  56,159      17,611
*   Arise AB.............................................   1,403       2,667
    Arjo AB, Class B..................................... 106,885     380,291
    Assa Abloy AB, Class B...............................   3,012      56,126
    Atrium Ljungberg AB, Class B.........................   9,569     175,093
    Attendo AB...........................................  31,633     242,995
    Avanza Bank Holding AB...............................   9,534     433,701
    Axfood AB............................................  19,709     345,106
*   BE Group AB..........................................   6,863      32,688
    Beijer Alma AB.......................................  27,356     416,357
*   Beijer Electronics Group AB..........................  12,275      62,323
    Beijer Ref AB........................................  16,704     253,620
    Bergman & Beving AB..................................  22,911     220,273
    Betsson AB...........................................  91,942     846,775
    Bilia AB, Class A....................................  81,311     715,335
#   BillerudKorsnas AB................................... 135,599   1,712,392
    BioGaia AB, Class B..................................   9,899     402,489
    Biotage AB...........................................  25,366     325,615
    Bjorn Borg AB........................................  12,600      30,242
    Boliden AB........................................... 124,690   3,120,772
    Bonava AB............................................   1,161      14,421
    Bonava AB, Class B...................................  58,338     730,863

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SWEDEN -- (Continued)
    Bravida Holding AB...................................  29,099 $  213,271
    Bufab AB.............................................  26,602    278,162
    Bulten AB............................................  17,151    166,536
    Bure Equity AB.......................................  40,597    500,092
#   Byggmax Group AB.....................................  49,001    183,961
    Catena AB............................................   6,094    164,162
*   Cavotec SA...........................................  14,187     21,736
    Clas Ohlson AB, Class B..............................  20,561    179,053
    Cloetta AB, Class B.................................. 181,459    481,349
*   Collector AB.........................................  15,782     84,964
    Concentric AB........................................  24,609    356,336
    Dios Fastigheter AB..................................  28,855    207,048
    Dometic Group AB..................................... 149,091  1,063,752
*   Doro AB..............................................  12,612     52,820
    Duni AB..............................................  21,783    256,543
    Dustin Group AB......................................  47,362    426,345
    Eastnine AB..........................................  14,309    160,518
    Elanders AB, Class B.................................   8,383     86,256
    Electrolux AB, Series B..............................  23,576    557,860
    Elekta AB, Class B...................................  21,378    285,810
#*  Eltel AB.............................................  39,179     62,209
*   Enea AB..............................................  11,029    148,530
    Essity AB, Class A...................................   1,404     38,617
    Essity AB, Class B...................................  23,449    648,800
    Fabege AB............................................  15,604    227,692
*   Fastighets AB Balder, Class B........................   5,442    171,750
#*  Fingerprint Cards AB, Class B........................ 225,078    439,112
    Getinge AB, Class B.................................. 195,382  2,206,111
    Granges AB...........................................  69,395    667,424
    Gunnebo AB...........................................  63,741    161,540
    Haldex AB............................................  23,425    164,519
    Hemfosa Fastigheter AB...............................  38,721    343,675
    Hexagon AB, Class B..................................   8,299    406,414
    Hexpol AB............................................  39,391    348,674
    HIQ International AB.................................  27,512    172,151
    Hoist Finance AB.....................................  46,608    226,111
    Holmen AB, Class B...................................  66,453  1,424,106
    Hufvudstaden AB, Class A.............................   4,223     70,136
    Humana AB............................................   2,039     15,128
    Husqvarna AB, Class A................................  12,339     96,091
    Husqvarna AB, Class B................................ 100,708    769,731
#   ICA Gruppen AB.......................................  19,902    699,987
    Indutrade AB.........................................  30,423    765,184
#*  International Petroleum Corp.........................  65,905    239,755
#   Intrum AB............................................  30,072    859,373
    Inwido AB............................................  84,242    540,868
    ITAB Shop Concept AB, Class B........................   3,909      5,776
#   JM AB................................................  57,667  1,165,831
    KappAhl AB...........................................  48,966     94,149
    Kindred Group P.L.C.................................. 109,207  1,124,279
    Klovern AB, Class B.................................. 175,014    213,158
    KNOW IT AB...........................................  16,939    306,875
    Kungsleden AB........................................  42,857    325,336
    Lagercrantz Group AB, Class B........................  29,712    324,668
    Lifco AB, Class B....................................   2,120     84,970
    Lindab International AB..............................  60,760    489,662
    Loomis AB, Class B...................................  41,318  1,482,450
    Lundin Petroleum AB..................................   7,830    250,446
#*  Medivir AB, Class B..................................  20,006     47,365

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SWEDEN -- (Continued)
    Mekonomen AB.........................................  31,574 $  251,757
    Millicom International Cellular SA...................  19,378  1,213,658
    Momentum Group AB, Class B...........................  18,706    178,144
#   MQ Holding AB........................................ 114,471    127,494
#   Mycronic AB..........................................  36,320    464,969
#*  Net Insight AB, Class B.............................. 156,574     38,952
    NetEnt AB............................................  97,968    474,463
    New Wave Group AB, Class B...........................  41,108    243,100
    Nibe Industrier AB, Class B..........................  67,024    762,177
    Nobia AB............................................. 114,550    664,243
    Nobina AB............................................  89,910    616,642
    Nolato AB, Class B...................................  15,580    717,409
    Nordea Bank Abp...................................... 212,648  1,935,370
    Nordic Waterproofing Holding A.S.....................   2,121     17,167
*   Nyfosa AB............................................  38,721    209,260
    OEM International AB, Class B........................   3,022     62,443
    Opus Group AB........................................ 197,053    125,078
    Oriflame Holding AG..................................  20,411    454,052
    Pandox AB............................................  35,426    616,780
    Peab AB.............................................. 132,508  1,104,595
    Platzer Fastigheter Holding AB, Class B..............   8,266     62,742
#   Pricer AB, Class B................................... 115,737    134,478
    Proact IT Group AB...................................   7,134    148,528
*   Qliro Group AB.......................................  73,546     86,863
*   Radisson Hospitality AB..............................  50,273    235,425
    Ratos AB, Class B.................................... 188,285    540,859
*   RaySearch Laboratories AB............................  13,042    146,488
*   Recipharm AB, Class B................................  44,129    569,029
    Resurs Holding AB....................................  45,505    299,936
    Rottneros AB.........................................  89,739     90,253
    Saab AB, Class B.....................................  16,831    581,562
    Sagax AB, Class B....................................   7,639    124,208
    Sandvik AB...........................................  46,043    735,760
*   SAS AB............................................... 236,758    640,094
    Scandi Standard AB...................................  48,812    336,807
    Scandic Hotels Group AB..............................  61,751    589,351
    Sectra AB, Class B...................................   8,988    218,814
    Securitas AB, Class B................................  38,142    613,320
    Semcon AB............................................  16,561     91,942
*   Sensys Gatso Group AB................................ 376,154     84,839
    Skandinaviska Enskilda Banken AB, Class A............ 145,701  1,529,371
    Skandinaviska Enskilda Banken AB, Class C............   2,822     30,567
    Skanska AB, Class B..................................  14,180    248,294
    SKF AB, Class A......................................   2,752     46,226
    SKF AB, Class B......................................  39,301    661,994
    SkiStar AB...........................................  39,896    484,908
    SSAB AB, Class A.....................................  19,797     78,382
    SSAB AB, Class A.....................................  77,242    306,195
    SSAB AB, Class B..................................... 112,074    376,046
    SSAB AB, Class B..................................... 152,490    510,569
    Svenska Cellulosa AB SCA, Class A....................   3,424     31,055
    Svenska Cellulosa AB SCA, Class B....................  59,894    526,826
    Svenska Handelsbanken AB, Class A....................  99,994  1,087,420
    Svenska Handelsbanken AB, Class B....................   4,398     50,876
    Sweco AB, Class B....................................  15,545    319,011
    Swedbank AB, Class A.................................  81,073  1,841,690
    Swedish Match AB.....................................  10,042    449,902
    Systemair AB.........................................   9,336     97,820
    Tele2 AB, Class B.................................... 123,240  1,542,880

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SWEDEN -- (Continued)
    Telefonaktiebolaget LM Ericsson, Class A.............   2,150 $    19,392
    Telefonaktiebolaget LM Ericsson, Class B............. 108,060     963,189
    Telia Co. AB......................................... 467,217   2,036,108
    Thule Group AB.......................................  44,674     912,097
    Trelleborg AB, Class B...............................  38,265     644,549
    VBG Group AB, Class B................................   3,664      52,530
    Victoria Park AB, Class B............................   2,771      11,340
    Vitrolife AB.........................................  26,460     467,395
    Volvo AB, Class A....................................  13,728     197,336
    Volvo AB, Class B....................................  65,580     944,999
    Wallenstam AB, Class B...............................  10,991     110,684
    Wihlborgs Fastigheter AB.............................  31,822     415,160
                                                                  -----------
TOTAL SWEDEN.............................................          70,611,871
                                                                  -----------
SWITZERLAND -- (5.8%)
    ABB, Ltd., Sponsored ADR.............................  16,820     322,103
    ABB, Ltd............................................. 130,956   2,506,591
    Adecco Group AG......................................  92,364   4,628,453
    Allreal Holding AG...................................  17,467   2,833,385
*   Alpiq Holding AG.....................................   2,682     207,845
    ALSO Holding AG......................................   5,212     674,288
#   ams AG...............................................   2,059      55,193
    APG SGA SA...........................................     783     263,551
*   Arbonia AG...........................................  37,885     458,258
*   Aryzta AG............................................ 662,877     746,058
    Ascom Holding AG.....................................  24,492     314,511
    Autoneum Holding AG..................................   2,766     453,224
    Bachem Holding AG, Class B...........................   1,134     130,394
#   Baloise Holding AG...................................  23,507   3,640,714
    Banque Cantonale de Geneve...........................   1,243     244,408
    Banque Cantonale Vaudoise............................   1,526   1,210,206
    Barry Callebaut AG...................................     435     740,057
    Belimo Holding AG....................................     180     781,439
    Bell Food Group AG...................................   1,654     518,247
    Bellevue Group AG....................................   8,684     192,328
    Berner Kantonalbank AG...............................   3,179     673,440
    BFW Liegenschaften AG................................   1,001      42,841
    BKW AG...............................................   3,888     273,603
    Bobst Group SA.......................................   7,808     631,050
    Bossard Holding AG, Class A..........................   6,400   1,009,431
    Bucher Industries AG.................................   6,978   2,131,063
    Burckhardt Compression Holding AG....................   2,090     537,227
#   Burkhalter Holding AG................................   2,283     193,519
    Calida Holding AG....................................   3,845     115,246
    Carlo Gavazzi Holding AG.............................     252      69,489
    Cembra Money Bank AG.................................  19,956   1,723,293
    Cham Group AG........................................      43      17,997
    Chocoladefabriken Lindt & Spruengli AG...............       3     220,193
    Cicor Technologies, Ltd..............................   1,621      70,895
    Cie Financiere Richemont SA..........................  33,654   2,319,699
    Cie Financiere Tradition SA..........................   1,253     134,868
    Clariant AG.......................................... 182,599   3,626,974
    Coltene Holding AG...................................   2,712     258,978
    Conzzeta AG..........................................   1,192   1,038,049
    Credit Suisse Group AG............................... 147,392   1,791,600
#   Credit Suisse Group AG, Sponsored ADR................  16,869     204,279
    Daetwyler Holding AG.................................   4,169     629,763
    DKSH Holding AG......................................  17,444   1,307,451
    dormakaba Holding AG.................................   1,607   1,058,621

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SWITZERLAND -- (Continued)
*   Dottikon Es Holding AG...............................      27 $   11,979
    Dufry AG.............................................  19,140  1,914,302
    EFG International AG................................. 139,823    829,186
    Emmi AG..............................................   1,664  1,404,963
    EMS-Chemie Holding AG................................     615    307,171
    Energiedienst Holding AG.............................   1,651     48,973
    * Evolva Holding SA.................................. 525,696    108,299
    Feintool International Holding AG....................   1,967    154,168
    Flughafen Zurich AG..................................  16,575  2,927,783
    Forbo Holding AG.....................................     464    646,953
    GAM Holding AG....................................... 135,264    590,430
    Geberit AG...........................................   2,030    793,591
    Georg Fischer AG.....................................   3,548  3,144,923
    Givaudan SA..........................................     592  1,436,226
    # Gurit Holding AG...................................     392    364,123
    Helvetia Holding AG..................................   7,972  4,719,721
    Hiag Immobilien Holding AG...........................   1,342    156,605
    # HOCHDORF Holding AG................................     837    103,569
    Huber & Suhner AG....................................  11,819    913,082
    Implenia AG..........................................  13,658    481,745
    Inficon Holding AG...................................   1,126    598,984
    Interroll Holding AG.................................     407    736,371
    Intershop Holding AG.................................     427    213,527
    Investis Holding SA..................................     643     39,956
    Julius Baer Group, Ltd...............................  52,401  2,106,113
    Jungfraubahn Holding AG..............................   1,023    140,017
    Kardex AG............................................   5,484    723,275
    Komax Holding AG.....................................   2,903    769,602
    # Kudelski SA........................................  29,355    195,802
    Kuehne + Nagel International AG......................   2,059    278,441
    LafargeHolcim, Ltd...................................   6,464    303,987
    LafargeHolcim, Ltd...................................  28,089  1,313,276
    * Lastminute.com NV..................................   2,648     47,977
    LEM Holding SA.......................................     284    340,092
    Liechtensteinische Landesbank AG.....................  10,190    667,649
    Logitech International SA............................  27,082    988,025
    Logitech International SA............................  29,864  1,087,050
    Lonza Group AG.......................................   5,579  1,473,961
    Luzerner Kantonalbank AG.............................   2,242  1,073,499
    * MCH Group AG.......................................     200      3,894
    # Meier Tobler Group AG..............................   2,683     40,446
    Metall Zug AG........................................     156    456,443
    * Meyer Burger Technology AG......................... 138,380    131,578
    Mikron Holding AG....................................   4,766     36,143
    Mobilezone Holding AG................................  18,548    199,766
    Mobimo Holding AG....................................   4,908  1,203,140
    Nestle SA............................................ 110,012  9,591,273
    Novartis AG, Sponsored ADR...........................  73,269  6,412,503
    Novartis AG..........................................  52,784  4,608,084
    OC Oerlikon Corp. AG................................. 184,029  2,378,098
    * Orascom Development Holding AG.....................  10,410    170,277
    # Orell Fuessli Holding AG...........................     184     15,153
    Orior AG.............................................   4,080    349,783
    Panalpina Welttransport Holding AG...................   6,375  1,121,701
    Partners Group Holding AG............................   1,784  1,227,042
    Phoenix Mecano AG....................................     491    240,474
    Plazza AG, Class A...................................     757    170,456
    PSP Swiss Property AG................................   9,380    965,008
    Rieter Holding AG....................................   2,697    373,496

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
SWITZERLAND -- (Continued)
    Romande Energie Holding SA...........................      87 $     99,859
#   Schaffner Holding AG.................................     381       98,180
    Schindler Holding AG.................................     763      161,158
*   Schmolz + Bickenbach AG.............................. 449,892      262,644
    Schweiter Technologies AG............................     894      846,944
    SFS Group AG.........................................  10,692      860,469
    SGS SA...............................................     229      552,815
    Siegfried Holding AG.................................   3,194    1,126,591
    Sika AG..............................................  19,620    2,590,935
    Sonova Holding AG....................................   5,419    1,017,015
    St Galler Kantonalbank AG............................   2,025    1,012,659
    Straumann Holding AG.................................   2,325    1,688,002
    Sulzer AG............................................  11,393    1,046,516
    Sunrise Communications Group AG......................  29,366    2,475,782
    Swatch Group AG (The)................................   4,100    1,174,494
    Swatch Group AG (The)................................   6,096      339,195
    Swiss Life Holding AG................................   6,834    2,819,374
    Swiss Prime Site AG..................................  36,302    3,075,250
    Swiss Re AG..........................................  24,776    2,376,133
#   Swisscom AG..........................................   5,467    2,620,345
    Swissquote Group Holding SA..........................   7,210      339,558
    Tamedia AG...........................................   2,036      234,408
    Tecan Group AG.......................................   1,891      381,858
    Temenos AG...........................................  15,719    2,121,818
    Thurgauer Kantonalbank...............................     690       71,856
    Tornos Holding AG....................................   5,138       46,353
    u-blox Holding AG....................................   5,295      451,978
    UBS Group AG......................................... 135,426    1,755,622
#*  UBS Group AG......................................... 156,997    2,034,681
    Valiant Holding AG...................................  12,334    1,332,137
    Valora Holding AG....................................   3,136      833,421
    Vaudoise Assurances Holding SA.......................     990      503,495
    Vetropack Holding AG.................................     182      415,055
    Vifor Pharma AG......................................   7,633      971,483
*   Von Roll Holding AG..................................   8,846       11,643
    Vontobel Holding AG..................................  22,978    1,295,279
    VP Bank AG...........................................   2,947      411,467
    VZ Holding AG........................................   1,013      268,602
    Walliser Kantonalbank................................     741       85,708
#   Ypsomed Holding AG...................................   1,711      198,300
    Zehnder Group AG.....................................   9,201      307,637
    Zug Estates Holding AG, Class B......................     166      286,324
    Zuger Kantonalbank AG................................      51      310,992
    Zurich Insurance Group AG............................  14,600    4,582,249
                                                                  ------------
TOTAL SWITZERLAND........................................          150,347,260
                                                                  ------------
UNITED KINGDOM -- (14.9%)
    3i Group P.L.C....................................... 296,607    3,310,351
    4imprint Group P.L.C.................................   1,592       41,472
    888 Holdings P.L.C................................... 181,616      400,216
    A.G. Barr P.L.C......................................  82,093      812,157
    AA P.L.C............................................. 199,306      217,926
*   Acacia Mining P.L.C.................................. 179,561      460,942
    Admiral Group P.L.C..................................  25,512      693,723
    Aggreko P.L.C........................................ 182,731    1,664,997
    Anglo American P.L.C................................. 311,468    7,959,806
    Anglo Pacific Group P.L.C............................  95,643      204,988
    Anglo-Eastern Plantations P.L.C......................   5,452       39,804
    Antofagasta P.L.C....................................  54,524      623,314

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
#   Arrow Global Group P.L.C.............................   162,912 $   414,755
    Ashmore Group P.L.C..................................   145,839     774,092
    Ashtead Group P.L.C..................................    97,961   2,484,777
    Associated British Foods P.L.C.......................    25,818     810,263
    Auto Trader Group P.L.C..............................   447,006   2,682,640
    AVEVA Group P.L.C....................................    10,093     360,783
    Aviva P.L.C..........................................   723,150   3,932,929
    Avon Rubber P.L.C....................................    13,939     220,705
    B&M European Value Retail SA.........................   246,753   1,050,695
    Babcock International Group P.L.C....................   368,806   2,568,763
    BAE Systems P.L.C....................................   200,216   1,346,927
    Balfour Beatty P.L.C.................................   118,530     426,424
    Bank of Georgia Group P.L.C..........................    35,983     722,828
    Barclays P.L.C., Sponsored ADR.......................   259,966   2,173,316
    Barclays P.L.C.......................................   257,747     537,236
    Barratt Developments P.L.C...........................   505,932   3,578,520
    BBA Aviation P.L.C...................................   572,681   1,777,293
    Beazley P.L.C........................................   159,471   1,034,991
    Bellway P.L.C........................................    95,382   3,547,474
    Berkeley Group Holdings P.L.C. (The).................    51,343   2,527,951
    BHP Group P.L.C., ADR................................    83,946   3,775,891
    BHP Group P.L.C......................................     3,376      75,429
    Bloomsbury Publishing P.L.C..........................    11,238      32,378
    Bodycote P.L.C.......................................   137,495   1,373,717
    Bovis Homes Group P.L.C..............................   118,149   1,570,944
    BP P.L.C., Sponsored ADR.............................   244,019  10,034,068
    BP P.L.C.............................................   310,044   2,117,955
    Braemar Shipping Services P.L.C......................    15,684      42,191
    Brewin Dolphin Holdings P.L.C........................   241,191     947,438
    British American Tobacco P.L.C.......................   165,283   5,826,232
    Britvic P.L.C........................................   136,817   1,580,367
    BT Group P.L.C.......................................   138,494     422,324
    * BTG P.L.C..........................................    52,028     568,187
    Bunzl P.L.C..........................................    25,249     796,154
    Burberry Group P.L.C.................................    26,801     633,548
    * Cairn Energy P.L.C.................................   671,918   1,648,758
    * Capita P.L.C.......................................   101,493     154,695
    Capital & Counties Properties P.L.C..................   161,929     530,256
    * Carclo P.L.C.......................................    23,934      15,241
    # Card Factory P.L.C.................................   211,874     501,389
    CareTech Holdings P.L.C..............................    28,977     134,944
    Carnival P.L.C.......................................     4,660     263,658
    Carnival P.L.C., ADR.................................     4,899     278,655
    Carr's Group P.L.C...................................    10,633      22,974
    Castings P.L.C.......................................     9,986      51,514
    Centamin P.L.C.......................................   893,952   1,382,597
    Centaur Media P.L.C..................................    24,139      15,061
    Centrica P.L.C.......................................   369,046     663,192
    Chemring Group P.L.C.................................   212,059     427,962
    Chesnara P.L.C.......................................    61,619     278,210
    Cineworld Group P.L.C................................   667,594   2,291,132
    * Circassia Pharmaceuticals P.L.C....................    36,010      20,205
    Clarkson P.L.C.......................................    14,458     486,143
    Close Brothers Group P.L.C...........................   115,762   2,257,864
    CLS Holdings P.L.C...................................    51,811     166,619
    CMC Markets P.L.C....................................    91,464     142,258
    * Cobham P.L.C....................................... 1,065,522   1,508,531
    Coca-Cola HBC AG.....................................    38,901   1,307,428
    Computacenter P.L.C..................................    61,493     844,488

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
    Connect Group P.L.C..................................    58,525 $   30,670
    Consort Medical P.L.C................................    20,452    250,115
    Costain Group P.L.C..................................    92,740    474,387
*   Countrywide P.L.C....................................   159,900     19,218
    Cranswick P.L.C......................................    29,725  1,126,494
    Crest Nicholson Holdings P.L.C.......................   249,719  1,234,894
    Croda International P.L.C............................    20,689  1,309,893
    CYBG P.L.C...........................................   394,649    908,717
    Daejan Holdings P.L.C................................     1,943    148,377
    Daily Mail & General Trust P.L.C., Class A...........    30,363    241,534
#   Dairy Crest Group P.L.C..............................   124,920    793,310
    Dart Group P.L.C.....................................     1,732     18,012
    DCC P.L.C............................................    17,872  1,463,064
    De La Rue P.L.C......................................    33,691    185,597
#   Debenhams P.L.C...................................... 2,660,698    130,444
    Devro P.L.C..........................................   164,604    335,898
    DFS Furniture P.L.C..................................    47,136    146,625
    Diageo P.L.C., Sponsored ADR.........................     2,940    448,791
*   Dialight P.L.C.......................................    11,223     57,068
    Dignity P.L.C........................................    42,517    410,286
    Diploma P.L.C........................................    90,419  1,509,434
    Direct Line Insurance Group P.L.C....................   740,527  3,273,154
    DiscoverIE Group P.L.C...............................    24,274    133,397
    Dixons Carphone P.L.C................................   923,011  1,671,519
    Domino's Pizza Group P.L.C...........................   283,175    985,852
    Drax Group P.L.C.....................................   372,424  1,965,950
    DS Smith P.L.C.......................................   444,057  1,969,339
    Dunelm Group P.L.C...................................    58,420    553,879
    easyJet P.L.C........................................    37,817    626,597
*   EI Group P.L.C.......................................   513,543  1,353,195
    Electrocomponents P.L.C..............................   293,057  2,091,915
    Elementis P.L.C......................................   306,518    733,814
#*  EnQuest P.L.C........................................ 1,475,572    371,790
    Entertainment One, Ltd...............................   167,342    866,211
    Equiniti Group P.L.C.................................    75,670    205,583
    Essentra P.L.C.......................................   164,284    804,984
    Euromoney Institutional Investor P.L.C...............    15,789    256,766
    Evraz P.L.C..........................................   128,908    844,425
    Experian P.L.C.......................................    52,061  1,307,125
    FDM Group Holdings P.L.C.............................     8,532     92,207
    Ferguson P.L.C.......................................    13,813    924,937
    Ferrexpo P.L.C.......................................   296,611  1,007,419
*   Findel P.L.C.........................................    41,980    104,524
*   Firstgroup P.L.C..................................... 1,479,014  1,797,378
*   Flybe Group P.L.C....................................    63,418      2,902
    Foxtons Group P.L.C..................................   154,604    107,620
    Fresnillo P.L.C......................................       219      2,891
    Fuller Smith & Turner P.L.C., Class A, Class A.......     7,612    108,088
    G4S P.L.C............................................   320,483    821,827
    Galliford Try P.L.C..................................   103,526    965,508
    Games Workshop Group P.L.C...........................    18,463    733,244
*   Gem Diamonds, Ltd....................................   267,121    347,499
*   Genel Energy P.L.C...................................    26,206     63,920
    Genus P.L.C..........................................    16,903    493,973
*   Georgia Capital P.L.C................................    24,268    345,484
    Glencore P.L.C....................................... 1,272,248  5,173,370
    Go-Ahead Group P.L.C. (The)..........................    44,581  1,053,358
    Gocompare.Com Group P.L.C............................    94,361     91,757
    Grafton Group P.L.C..................................   109,953  1,061,595

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
UNITED KINGDOM -- (Continued)
#   Grainger P.L.C....................................... 390,748 $ 1,170,368
#   Greencore Group P.L.C................................ 443,169   1,124,005
    Greene King P.L.C.................................... 305,841   2,412,704
    Greggs P.L.C......................................... 104,571   2,129,082
*   Gulf Keystone Petroleum, Ltd......................... 199,133     564,771
*   Gulf Marine Services P.L.C...........................  55,878      14,572
    GVC Holdings P.L.C................................... 177,707   1,565,916
    Halfords Group P.L.C................................. 190,403     578,683
    Halma P.L.C.......................................... 134,243   2,468,989
    Hargreaves Lansdown P.L.C............................  31,344     673,074
    Hastings Group Holdings P.L.C........................ 186,321     512,990
    Hays P.L.C........................................... 831,499   1,648,761
    Headlam Group P.L.C..................................  39,397     202,076
    Helical P.L.C........................................ 189,864     837,241
    Henry Boot P.L.C.....................................  24,543      83,657
    Highland Gold Mining, Ltd............................  12,078      26,075
    Hikma Pharmaceuticals P.L.C..........................  28,079     594,037
    Hill & Smith Holdings P.L.C..........................  67,054     972,094
    Hilton Food Group P.L.C..............................   6,128      74,714
    Hiscox, Ltd..........................................  94,298   1,754,760
    Hochschild Mining P.L.C.............................. 247,271     613,461
    HomeServe P.L.C...................................... 146,450   1,812,452
    Howden Joinery Group P.L.C........................... 314,734   2,087,962
    HSBC Holdings P.L.C.................................. 160,618   1,352,443
    HSBC Holdings P.L.C., Sponsored ADR.................. 303,186  12,773,226
    Hunting P.L.C........................................ 127,774     935,462
    Huntsworth P.L.C.....................................  68,679      98,217
    Ibstock P.L.C........................................ 310,401     988,498
    IG Group Holdings P.L.C.............................. 185,355   1,544,658
    IMI P.L.C............................................ 164,140   2,062,323
    Inchcape P.L.C....................................... 313,757   2,360,849
*   Indivior P.L.C....................................... 156,209     232,733
    Informa P.L.C........................................  56,193     499,123
    Inmarsat P.L.C....................................... 106,125     515,204
#   InterContinental Hotels Group P.L.C., ADR............   4,801     277,050
    InterContinental Hotels Group P.L.C..................   7,890     448,397
    Intermediate Capital Group P.L.C.....................  66,794     891,641
    International Consolidated Airlines Group SA.........  96,420     814,352
    International Personal Finance P.L.C................. 182,194     491,961
#*  Interserve P.L.C..................................... 654,990     107,745
    Intertek Group P.L.C.................................  23,108   1,491,139
    Investec P.L.C....................................... 322,262   2,071,444
*   IP Group P.L.C....................................... 217,610     303,148
    ITE Group P.L.C...................................... 444,010     375,743
    ITV P.L.C............................................ 234,522     398,095
    IWG P.L.C............................................ 390,069   1,148,276
    J D Wetherspoon P.L.C................................  70,915   1,128,944
    J Sainsbury P.L.C.................................... 365,758   1,369,563
    James Fisher & Sons P.L.C............................  32,870     832,841
    Jardine Lloyd Thompson Group P.L.C...................  54,508   1,358,229
    JD Sports Fashion P.L.C.............................. 236,804   1,440,077
    John Laing Group P.L.C............................... 114,680     534,811
    John Menzies P.L.C...................................  70,679     517,379
    John Wood Group P.L.C................................ 510,693   3,624,585
    Johnson Matthey P.L.C................................  22,833     912,167
*   JPJ Group P.L.C......................................  25,675     230,443
    Jupiter Fund Management P.L.C........................ 218,507     939,107
    Just Group P.L.C..................................... 516,182     687,424
    KAZ Minerals P.L.C................................... 194,533   1,518,981

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE>>
                                                      --------- ----------
UNITED KINGDOM -- (Continued)
    KCOM Group P.L.C.................................   381,226 $  346,494
    Keller Group P.L.C...............................    65,307    444,281
#   Kier Group P.L.C.................................    97,630    661,806
    Kin & Carta P.L.C................................   157,083    204,207
    Kingfisher P.L.C................................. 1,175,179  3,433,111
*   Lamprell P.L.C...................................   280,829    206,226
    Lancashire Holdings, Ltd.........................   204,309  1,512,915
    Legal & General Group P.L.C......................   457,957  1,560,213
*   Liberty Global P.L.C., Class A...................    12,962    316,273
*   Liberty Global P.L.C., Class C...................    31,782    748,784
    Lloyds Banking Group P.L.C....................... 6,332,142  4,827,400
    Lloyds Banking Group P.L.C., ADR.................   139,093    421,452
    London Stock Exchange Group P.L.C................    15,430    927,986
*   Lonmin P.L.C.....................................   229,955    156,656
    Lookers P.L.C....................................   269,758    382,026
    Low & Bonar P.L.C................................   340,869     81,045
    Low & Bonar P.L.C................................   337,683     14,173
    LSL Property Services P.L.C......................    31,623    104,060
    Man Group P.L.C.................................. 1,210,451  2,267,077
*   Management Consulting Group P.L.C................    88,249      2,322
    Marks & Spencer Group P.L.C......................   464,141  1,756,113
    Marshalls P.L.C..................................   166,424  1,109,663
    Marston's P.L.C.................................. 1,087,187  1,350,899
    McBride P.L.C....................................   171,494    302,317
    McCarthy & Stone P.L.C...........................   220,053    385,534
    Mears Group P.L.C................................    82,339    339,841
    Mediclinic International P.L.C...................   136,246    562,680
    Meggitt P.L.C....................................   425,213  2,879,871
    Melrose Industries P.L.C.........................   888,996  1,970,484
    Merlin Entertainments P.L.C......................   176,289    781,228
    Micro Focus International P.L.C..................    39,877    760,258
    Micro Focus International P.L.C., Sponsored ADR..    39,541    755,233
    Millennium & Copthorne Hotels P.L.C..............   118,714    756,448
    Mitchells & Butlers P.L.C........................   240,832    895,548
    Mitie Group P.L.C................................   227,234    346,809
    MJ Gleeson P.L.C.................................     7,755     73,776
    Mondi P.L.C......................................    43,037  1,040,768
    Moneysupermarket.com Group P.L.C.................   276,883  1,101,176
    Morgan Advanced Materials P.L.C..................   264,555    925,457
    Morgan Sindall Group P.L.C.......................    27,891    428,763
*   Mothercare P.L.C.................................   159,443     32,888
#   N Brown Group P.L.C..............................   178,636    204,631
    National Express Group P.L.C.....................   298,089  1,539,353
    NCC Group P.L.C..................................    57,119     96,292
    Next P.L.C.......................................     6,961    442,710
    Norcros P.L.C....................................    25,367     63,198
    Northgate P.L.C..................................   138,209    673,693
*   Nostrum Oil & Gas P.L.C..........................     8,423     15,277
    On the Beach Group P.L.C.........................    95,956    553,929
    OneSavings Bank P.L.C............................   156,809    774,658
*   Ophir Energy P.L.C...............................   559,406    399,730
    Oxford Instruments P.L.C.........................    36,551    431,288
    Pagegroup P.L.C..................................   184,462  1,069,634
    Paragon Banking Group P.L.C......................   371,725  2,024,642
    PayPoint P.L.C...................................    32,296    360,503
    Pearson P.L.C....................................    65,146    774,514
#   Pearson P.L.C., Sponsored ADR....................     4,114     48,874
    Pendragon P.L.C.................................. 1,196,608    409,053
    Pennon Group P.L.C...............................    96,547    967,024

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
    Persimmon P.L.C......................................    63,695 $1,987,001
#*  Petra Diamonds, Ltd..................................   820,864    355,259
    Petrofac, Ltd........................................   160,588  1,157,383
*   Petropavlovsk P.L.C.................................. 1,544,935    163,140
    Pets at Home Group P.L.C.............................   418,995    725,099
    Phoenix Group Holdings P.L.C.........................   359,403  2,996,527
    Photo-Me International P.L.C.........................   237,475    296,971
    Playtech P.L.C.......................................   139,732    710,558
    Polypipe Group P.L.C.................................   168,211    872,467
    Porvair P.L.C........................................     5,901     35,648
*   Premier Foods P.L.C.................................. 1,789,533    940,421
*   Premier Oil P.L.C....................................   866,867    840,083
*   Provident Financial P.L.C............................    41,505    286,343
    Prudential P.L.C., ADR...............................     2,030     80,063
    Prudential P.L.C.....................................    55,436  1,084,114
    PZ Cussons P.L.C.....................................   135,208    317,898
    QinetiQ Group P.L.C..................................   473,059  1,882,530
    Quilter P.L.C........................................   307,247    495,164
    Rank Group P.L.C.....................................   120,029    250,073
    Rathbone Brothers P.L.C..............................    24,442    741,925
*   Raven Property Group, Ltd............................    41,909     24,146
*   REA Holdings P.L.C...................................     1,822      5,488
    Reach P.L.C..........................................   772,768    596,683
    Reckitt Benckiser Group P.L.C........................     6,876    529,072
    Redrow P.L.C.........................................   184,279  1,405,327
#   RELX P.L.C., Sponsored ADR...........................    35,523    787,900
    RELX P.L.C...........................................     1,141     25,217
    Renewi P.L.C.........................................   854,238    286,155
    Renishaw P.L.C.......................................    17,997  1,103,427
*   Renold P.L.C.........................................    12,120      4,620
    Rentokil Initial P.L.C...............................   549,881  2,428,350
    Restaurant Group P.L.C. (The)........................   446,586    874,400
    Rhi Magnesita NV.....................................     7,622    422,868
    Ricardo P.L.C........................................    28,030    227,445
    Rightmove P.L.C......................................   306,268  1,896,530
    Rio Tinto P.L.C......................................     5,471    302,667
#   Rio Tinto P.L.C., Sponsored ADR......................    62,149  3,497,124
    RM P.L.C.............................................    21,947     64,304
    Robert Walters P.L.C.................................    33,331    229,612
*   Rockhopper Exploration P.L.C.........................   153,117     47,327
    Rolls-Royce Holdings P.L.C...........................   125,627  1,460,217
    Rotork P.L.C.........................................   437,306  1,578,409
    Royal Bank of Scotland Group P.L.C...................   195,463    620,051
    Royal Bank of Scotland Group P.L.C., Sponsored ADR...    47,700    306,711
    Royal Dutch Shell P.L.C., Class A....................    67,483  2,092,013
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A.....   161,774  9,986,297
#   Royal Dutch Shell P.L.C., Sponsored ADR, Class B.....   102,022  6,406,982
    Royal Dutch Shell P.L.C., Class B....................     6,539    203,027
    Royal Mail P.L.C.....................................   585,828  2,064,117
    RPC Group P.L.C......................................   295,695  3,078,859
    RPS Group P.L.C......................................   158,396    278,168
    RSA Insurance Group P.L.C............................   128,982    869,700
    Saga P.L.C...........................................   961,436  1,375,107
    Sage Group P.L.C. (The)..............................   118,808    976,527
    Savills P.L.C........................................   123,010  1,344,267
    Schroders P.L.C......................................    10,362    355,458
    Schroders P.L.C......................................     4,732    127,956
    SDL P.L.C............................................    41,891    302,032
    Senior P.L.C.........................................   341,631  1,014,303

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
    Severfield P.L.C.....................................    75,262 $   70,204
    Severn Trent P.L.C...................................    17,651    463,819
    SIG P.L.C............................................   577,587    904,045
#   Smith & Nephew P.L.C., Sponsored ADR.................    23,126    880,176
    Smith & Nephew P.L.C.................................    40,935    771,162
    Smiths Group P.L.C...................................    55,681  1,057,352
    Soco International P.L.C.............................   272,956    264,062
    Softcat P.L.C........................................    63,609    581,434
    Spectris P.L.C.......................................    50,464  1,722,824
    Speedy Hire P.L.C....................................   258,982    199,856
    Spirax-Sarco Engineering P.L.C.......................    21,792  1,832,718
    Spire Healthcare Group P.L.C.........................   344,920    563,660
    Spirent Communications P.L.C.........................   321,554    622,249
*   Sportech P.L.C.......................................    45,735     21,840
*   Sports Direct International P.L.C....................   175,158    640,297
    SSE P.L.C............................................    89,650  1,378,192
    SSP Group P.L.C......................................   239,840  2,099,232
    St James's Place P.L.C...............................    62,285    767,735
    St. Modwen Properties P.L.C..........................   287,603  1,548,725
    Stagecoach Group P.L.C...............................   427,352    870,957
    Standard Chartered P.L.C.............................   573,981  4,629,221
    Standard Life Aberdeen P.L.C.........................   220,663    729,509
    SThree P.L.C.........................................    78,123    280,822
    Stobart Group, Ltd...................................   158,403    318,303
    Stock Spirits Group P.L.C............................    76,337    231,539
    Superdry P.L.C.......................................    43,269    293,386
    Synthomer P.L.C......................................   196,344    923,671
    TalkTalk Telecom Group P.L.C.........................   176,147    258,233
    Tate & Lyle P.L.C....................................   234,845  2,119,897
    Taylor Wimpey P.L.C.................................. 1,047,591  2,271,437
    Ted Baker P.L.C......................................    26,392    649,231
    Telecom Plus P.L.C...................................    50,877    942,208
    Telford Homes P.L.C..................................     4,558     20,404
    Tesco P.L.C..........................................   449,259  1,315,179
    Thomas Cook Group P.L.C..............................   850,887    387,628
    Topps Tiles P.L.C....................................   105,193     91,101
    TP ICAP P.L.C........................................   544,486  2,251,179
    Travis Perkins P.L.C.................................   285,927  4,595,809
    Tribal Group P.L.C...................................     7,500      7,467
    Trifast P.L.C........................................    47,627    118,515
    TT Electronics P.L.C.................................    96,327    259,455
    TUI AG...............................................    44,549    674,537
*   Tullow Oil P.L.C..................................... 1,084,003  2,910,849
    U & I Group P.L.C....................................   131,215    349,274
    UDG Healthcare P.L.C.................................     7,849     59,754
    Ultra Electronics Holdings P.L.C.....................    63,422  1,067,742
    United Utilities Group P.L.C.........................    36,035    394,116
    Urban & Civic P.L.C..................................    14,609     53,713
*   Vectura Group P.L.C..................................   618,295    601,512
    Vesuvius P.L.C.......................................   116,628    861,338
    Victrex P.L.C........................................    43,643  1,310,522
    Vitec Group P.L.C. (The).............................    12,644    192,721
    Vodafone Group P.L.C................................. 1,755,059  3,200,846
    Vodafone Group P.L.C., Sponsored ADR.................   142,624  2,601,465
*   Volex P.L.C..........................................     2,165      2,621
    Weir Group P.L.C (The)...............................     8,516    168,528
    WH Smith P.L.C.......................................    56,421  1,448,319
    Whitbread P.L.C......................................    15,605    999,893
    William Hill P.L.C...................................   481,604  1,114,685

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE>>
                                                          ------- --------------
UNITED KINGDOM -- (Continued)
    Wincanton P.L.C......................................  34,495 $      108,694
*   Wizz Air Holdings P.L.C..............................   3,856        153,125
    Wm Morrison Supermarkets P.L.C....................... 551,415      1,695,689
    WPP P.L.C., Sponsored ADR............................  10,444        598,441
    WPP P.L.C............................................ 170,962      1,956,405
    Xaar P.L.C...........................................  26,794         52,711
    XP Power, Ltd........................................   5,035        135,324
                                                                  --------------
TOTAL UNITED KINGDOM.....................................            388,458,552
                                                                  --------------
UNITED STATES -- (0.0%)
    CME Group, Inc.......................................       1            176
    International Flavors & Fragrances, Inc..............     585         81,983
*   Linde P.L.C..........................................   2,750        446,022
*   Maxar Technologies, Inc..............................   6,438         36,160
                                                                  --------------
TOTAL UNITED STATES......................................                564,341
                                                                  --------------
TOTAL COMMON STOCKS......................................          2,468,458,548
                                                                  --------------
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
    Bayerische Motoren Werke AG..........................   8,532        630,623
    Biotest AG...........................................  11,540        304,158
    Draegerwerk AG & Co. KGaA............................   6,934        385,074
    Fuchs Petrolub SE....................................  28,799      1,350,965
    Henkel AG & Co. KGaA.................................   2,922        284,410
    Jungheinrich AG......................................  31,493        955,881
    Porsche Automobil Holding SE.........................  32,336      2,102,712
    Sartorius AG.........................................   6,448        967,942
    Schaeffler AG........................................   2,972         26,394
    Sixt SE..............................................  11,719        749,943
    STO SE & Co. KGaA....................................   1,150        113,882
    Villeroy & Boch AG...................................   8,449        129,379
    Volkswagen AG........................................  32,365      5,520,389
                                                                  --------------
TOTAL GERMANY............................................             13,521,752
                                                                  --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*   Intercell AG Rights 05/16/13.........................   1,270              0
                                                                  --------------
CANADA -- (0.0%)
*   Tervita Corp. Warrants 07/19/20......................   2,554            311
                                                                  --------------
SINGAPORE -- (0.0%)
#*  Ezion Holdings, Ltd. Warrants 04/16/23............... 926,727              0
                                                                  --------------
SPAIN -- (0.0%)
*   ACS Actividades de Construccion y Servicios SA
      Rights 02/05/19....................................  15,960          8,759
                                                                  --------------
SWEDEN -- (0.0%)
*   AddLife AB Rights 02/15/19...........................   3,964          4,819
#*  Anoto Group AB Warrants 04/30/21.....................   4,010              0
                                                                  --------------
TOTAL SWEDEN.............................................                  4,819
                                                                  --------------
TOTAL RIGHTS/WARRANTS....................................                 13,889
                                                                  --------------
TOTAL INVESTMENT SECURITIES..............................          2,481,994,189
                                                                  --------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                              SHARES       VALUE+
                                                            ---------- --------------
SECURITIES LENDING COLLATERAL -- (5.0%)
@(S)  DFA Short Term Investment Fund....................... 11,299,802 $  130,750,004
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $2,456,181,360)^^..............................            $2,612,744,194
                                                                       ==============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                      --------------------------------------------------
                                                        LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                      ------------ -------------- ------- --------------
Common Stocks
   Australia......................................... $  4,508,271 $  153,528,695   --    $  158,036,966
   Austria...........................................           --     17,903,623   --        17,903,623
   Belgium...........................................      491,356     29,736,589   --        30,227,945
   Canada............................................  236,453,267        207,685   --       236,660,952
   China.............................................           --         15,808   --            15,808
   Denmark...........................................           --     45,882,568   --        45,882,568
   Finland...........................................           --     53,643,393   --        53,643,393
   France............................................      525,356    175,875,063   --       176,400,419
   Germany...........................................    4,493,013    161,796,219   --       166,289,232
   Hong Kong.........................................      250,539     70,868,611   --        71,119,150
   Ireland...........................................    2,266,939     13,096,658   --        15,363,597
   Israel............................................      918,194     21,038,229   --        21,956,423
   Italy.............................................      422,533     72,524,085   --        72,946,618
   Japan.............................................    9,956,133    587,641,430   --       597,597,563
   Netherlands.......................................    7,378,222     58,805,334   --        66,183,556
   New Zealand.......................................      272,272     13,002,058   --        13,274,330
   Norway............................................      244,563     25,597,056   --        25,841,619
   Portugal..........................................           --      9,578,198   --         9,578,198
   Singapore.........................................        3,800     25,961,830   --        25,965,630
   South Africa......................................           --        585,821   --           585,821
   Spain.............................................    1,898,549     51,104,564   --        53,003,113
   Sweden............................................      449,015     70,162,856   --        70,611,871
   Switzerland.......................................   10,060,616    140,286,644   --       150,347,260
   United Kingdom....................................   57,196,772    331,261,780   --       388,458,552
   United States.....................................      482,182         82,159   --           564,341
Preferred Stocks.....................................
   Germany...........................................           --     13,521,752   --        13,521,752
Rights/Warrants......................................
   Canada............................................           --            311   --               311
   Spain.............................................           --          8,759   --             8,759
   Sweden............................................           --          4,819   --             4,819
Securities Lending Collateral........................           --    130,750,004   --       130,750,004
                                                      ------------ --------------   --    --------------
TOTAL................................................ $338,271,592 $2,274,472,601   --    $2,612,744,193
                                                      ============ ==============   ==    ==============

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                   SHARES      VALUE+
                                                                  --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...............................           $172,714,942
Investment in Dimensional Emerging Markets Value Fund............             75,018,190
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc............................ 1,417,033   25,364,894
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $259,944,220)^^..........................................           $273,098,026
                                                                            ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                      -----------------------------------------
                                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                      ------------ ------- ------- ------------
Affiliated Investment Companies...................... $273,098,026   --      --    $273,098,026
                                                      ------------   --      --    ------------
TOTAL................................................ $273,098,026   --      --    $273,098,026
                                                      ============   ==      ==    ============

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                          SHARES   VALUE>>
                                                          ------- ----------
COMMON STOCKS -- (98.8%)
AUSTRALIA -- (5.2%)
    A2B Australia, Ltd...................................  25,878 $   38,626
    Accent Group, Ltd....................................  81,685     77,657
    Adelaide Brighton, Ltd...............................  73,673    240,523
    Ainsworth Game Technology, Ltd.......................  27,497     15,623
*   Alkane Resources, Ltd................................  46,527      6,603
    Alliance Aviation Services, Ltd......................   8,444     14,138
    AMP, Ltd............................................. 104,050    171,556
    Ansell, Ltd..........................................  33,234    567,445
    AP Eagers, Ltd.......................................  17,709     82,662
    Apollo Tourism & Leisure, Ltd........................  10,266      8,446
    ARQ Group, Ltd.......................................  21,121     27,456
*   Artemis Resources, Ltd...............................   5,453        357
    AUB Group, Ltd.......................................   4,926     42,519
    Ausdrill, Ltd........................................ 195,781    179,958
    Austal, Ltd.......................................... 102,435    149,349
*   Austin Engineering, Ltd..............................  60,306      8,368
*   Australian Agricultural Co., Ltd..................... 100,941     78,613
    Australian Pharmaceutical Industries, Ltd............ 118,673    108,863
    Australian Vintage, Ltd..............................  55,331     19,506
    Auswide Bank, Ltd....................................   2,707     10,934
    Automotive Holdings Group, Ltd.......................  59,199     67,114
    AVJennings, Ltd......................................  21,750      8,907
    Baby Bunting Group, Ltd..............................   6,445      9,907
    Bank of Queensland, Ltd.............................. 116,480    862,972
*   Base Resources, Ltd.................................. 147,181     25,720
    Beach Energy, Ltd.................................... 443,972    584,032
*   Beadell Resources, Ltd............................... 165,633      7,003
    Bell Financial Group, Ltd............................  35,130     21,609
    Bendigo & Adelaide Bank, Ltd......................... 140,935  1,107,466
    Bingo Industries, Ltd................................ 102,500    156,148
    BlueScope Steel, Ltd................................. 115,729  1,057,343
    Boral, Ltd........................................... 337,513  1,221,021
    Brickworks, Ltd......................................  22,609    271,403
    BWX, Ltd.............................................  11,988     13,457
    Caltex Australia, Ltd................................  38,642    755,289
*   Cardno, Ltd..........................................  77,867     53,012
*   Cash Converters International, Ltd................... 185,464     33,067
    Cedar Woods Properties, Ltd..........................  17,928     63,972
    Challenger, Ltd......................................  41,894    221,112
*   Clean TeQ Holdings, Ltd..............................  24,815      7,442
    Cleanaway Waste Management, Ltd...................... 428,442    563,949
    ClearView Wealth, Ltd................................   3,322      2,153
    CML Group, Ltd.......................................  18,068      6,589
    Codan, Ltd...........................................     809      1,867
    Collins Foods, Ltd...................................  25,636    117,371
*   Cooper Energy, Ltd................................... 438,871    151,974
    CSR, Ltd............................................. 102,646    218,488
*   Decmil Group, Ltd....................................  50,244     26,092
    Domain Holdings Australia, Ltd.......................  65,663    115,264
*   Doray Minerals, Ltd..................................  90,005     24,256
    Downer EDI, Ltd......................................  15,842     82,399
    DWS, Ltd.............................................   9,297      8,184
    Eclipx Group, Ltd....................................  61,114     99,397
    Elders, Ltd..........................................  17,355     79,273
*   Energy World Corp., Ltd.............................. 217,995     18,226

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
AUSTRALIA -- (Continued)
    EQT Holdings, Ltd....................................   4,528 $   81,000
    Estia Health, Ltd....................................  63,584    108,560
    EVENT Hospitality and Entertainment, Ltd.............  17,248    169,812
    Evolution Mining, Ltd................................ 219,231    639,993
    Finbar Group, Ltd....................................  16,583      9,787
    Fleetwood Corp., Ltd.................................  20,567     27,467
    Freedom Foods Group, Ltd.............................  10,641     39,320
    G8 Education, Ltd.................................... 106,349    245,440
    GBST Holdings, Ltd...................................   7,067      6,691
    Genworth Mortgage Insurance Australia, Ltd...........  69,462    112,323
    GrainCorp, Ltd., Class A.............................  50,444    348,416
    Greencross, Ltd......................................  20,818     83,358
*   Greenland Minerals, Ltd.............................. 178,631      8,730
    GTN, Ltd.............................................   8,175      5,867
    GWA Group, Ltd.......................................  55,053    111,952
    Harvey Norman Holdings, Ltd.......................... 168,798    414,528
    Healius, Ltd......................................... 129,863    275,607
    Healthscope, Ltd..................................... 323,143    555,136
    Helloworld Travel, Ltd...............................   1,461      6,117
*   Horizon Oil, Ltd..................................... 289,312     25,313
    HT&E, Ltd............................................  73,859     88,185
    Huon Aquaculture Group, Ltd..........................   5,513     18,994
*   Imdex, Ltd...........................................  51,718     44,850
    Incitec Pivot, Ltd................................... 464,128  1,120,212
    Independence Group NL................................ 144,518    462,307
    IOOF Holdings, Ltd...................................  66,167    242,708
    IPH, Ltd.............................................  17,569     70,030
    IVE Group, Ltd.......................................  28,394     45,455
    Japara Healthcare, Ltd...............................  50,504     45,303
    Jupiter Mines, Ltd................................... 301,697     53,837
*   Lucapa Diamond Co., Ltd..............................  98,965     12,953
    MACA, Ltd............................................  67,337     48,044
*   Macmahon Holdings, Ltd............................... 268,775     46,060
    MaxiTRANS Industries, Ltd............................  29,804     10,837
*   Mayne Pharma Group, Ltd.............................. 404,418    237,503
    McPherson's, Ltd.....................................  19,400     18,441
*   Medusa Mining, Ltd...................................  76,973     21,253
*   Mesoblast, Ltd.......................................  56,302     48,599
    Metcash, Ltd......................................... 239,115    431,503
    Michael Hill International, Ltd......................  12,726      5,302
    Michael Hill International, Ltd......................  35,939     14,914
    Mineral Resources, Ltd...............................  41,852    483,995
*   MMA Offshore, Ltd.................................... 199,841     22,506
    Monash IVF Group, Ltd................................  49,109     32,467
    Money3 Corp., Ltd....................................  39,184     50,680
    Mortgage Choice, Ltd.................................  16,038     11,634
*   Myer Holdings, Ltd................................... 241,875     66,088
    MYOB Group, Ltd......................................  82,108    202,656
    MyState, Ltd.........................................  18,444     62,240
    Navigator Global Investments, Ltd....................  17,402     38,370
*   NetComm Wireless, Ltd................................  27,646     15,101
    New Hope Corp., Ltd..................................  67,158    196,079
    Nine Entertainment Co. Holdings, Ltd................. 347,886    369,328
    NRW Holdings, Ltd....................................  98,107    137,130
    Nufarm, Ltd..........................................  69,779    317,201
*   OneMarket, Ltd.......................................  26,668     12,411
*   Orocobre, Ltd........................................  32,253     78,890
    Orora, Ltd........................................... 102,675    236,596
    OZ Minerals, Ltd.....................................  92,577    659,656

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
AUSTRALIA -- (Continued)
    Pacific Current Group, Ltd...........................  11,396 $    46,897
    Pacific Energy, Ltd..................................  47,860      20,567
    Pact Group Holdings, Ltd.............................  33,835      93,383
*   Panoramic Resources, Ltd.............................  79,564      29,062
    Paragon Care, Ltd....................................  72,738      31,216
    Peet, Ltd............................................  63,144      49,015
    Perpetual, Ltd.......................................  12,212     290,845
*   Perseus Mining, Ltd.................................. 282,700      85,537
    Pioneer Credit, Ltd..................................   6,528      14,739
    Premier Investments, Ltd.............................  24,711     248,864
    QMS Media, Ltd.......................................  48,370      27,424
    Qube Holdings, Ltd................................... 258,317     506,126
*   Ramelius Resources, Ltd..............................  97,936      40,563
    RCR Tomlinson, Ltd...................................  45,840      28,989
*   Red 5, Ltd........................................... 100,000       8,725
    Resolute Mining, Ltd................................. 238,532     196,409
    Ridley Corp., Ltd....................................  58,051      59,009
    Ruralco Holdings, Ltd................................   9,807      21,614
    RXP Services, Ltd....................................  37,395      13,598
    Sandfire Resources NL................................  46,323     236,312
    Select Harvests, Ltd.................................  25,902     113,498
*   Senex Energy, Ltd.................................... 349,156      88,014
    Servcorp, Ltd........................................   9,721      20,750
    Service Stream, Ltd..................................  42,137      59,324
*   Seven West Media, Ltd................................ 174,143      68,456
    Sigma Healthcare, Ltd................................ 198,428      77,968
*   Silver Lake Resources, Ltd........................... 158,111      65,130
    Sims Metal Management, Ltd...........................  38,162     288,905
    Southern Cross Electrical Engineering, Ltd...........  14,718       6,299
    Southern Cross Media Group, Ltd...................... 207,514     158,728
    SpeedCast International, Ltd.........................  40,831      86,527
    SRG Global, Ltd......................................  67,640      23,401
    Stanmore Coal, Ltd...................................  33,371      23,220
    Star Entertainment Grp, Ltd. (The)................... 237,983     770,045
    Steadfast Group, Ltd................................. 214,662     413,065
    Sundance Energy Australia, Ltd....................... 142,236      49,856
    Sunland Group, Ltd...................................  37,093      40,958
    Super Retail Group, Ltd..............................  38,739     205,474
*   Superloop, Ltd.......................................  16,309      17,097
    Tassal Group, Ltd....................................  49,675     157,710
    Thorn Group, Ltd.....................................  69,260      30,721
    TPG Telecom, Ltd.....................................  58,659     297,936
    Villa World, Ltd.....................................  32,350      43,966
*   Village Roadshow, Ltd................................  23,962      53,248
*   Virgin Australia Holdings, Ltd....................... 220,246      28,796
    Virtus Health, Ltd...................................  19,783      60,507
    Vita Group, Ltd......................................  26,786      22,643
*   Vocus Group, Ltd..................................... 166,819     410,115
    Webster, Ltd.........................................  12,558      14,054
    Western Areas, Ltd...................................  62,504     107,332
*   Westgold Resources, Ltd..............................  52,493      38,937
    Whitehaven Coal, Ltd................................. 205,118     742,230
    WorleyParsons, Ltd...................................  92,765     939,689
    WPP AUNZ, Ltd........................................  65,277      26,152
                                                                  -----------
TOTAL AUSTRALIA..........................................          26,868,060
                                                                  -----------
AUSTRIA -- (0.7%)
    Agrana Beteiligungs AG...............................   3,056      63,907
    Austria Technologie & Systemtechnik AG...............   7,093     146,432

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 SHARES   VALUE>>
                                                                 ------- ----------
AUSTRIA -- (Continued)
    EVN AG......................................................  10,956 $  177,306
    POLYTEC Holding AG..........................................   3,462     38,260
    Porr AG.....................................................   1,672     38,265
    Raiffeisen Bank International AG............................  43,878  1,160,694
*   Semperit AG Holding.........................................   1,049     16,827
    Strabag SE..................................................   3,802    133,127
    UBM Development AG..........................................     988     42,739
    UNIQA Insurance Group AG....................................  34,746    317,228
    Vienna Insurance Group AG Wiener Versicherung Gruppe........  11,150    270,413
    Voestalpine AG..............................................  13,011    415,779
    Wienerberger AG.............................................  21,092    473,517
*   Zumtobel Group AG...........................................   5,473     49,440
                                                                         ----------
TOTAL AUSTRIA...................................................          3,343,934
                                                                         ----------
BELGIUM -- (0.9%)
    Ackermans & van Haaren NV...................................   3,577    572,432
    Ageas.......................................................  26,168  1,216,717
*   AGFA-Gevaert NV.............................................  19,213     75,572
    Atenor......................................................     259     16,605
    Banque Nationale de Belgique................................      33     91,868
    Bekaert SA..................................................   5,980    161,066
    bpost SA....................................................  14,272    130,837
    Cie d'Entreprises CFE.......................................   1,496    158,800
    Colruyt SA..................................................   3,678    264,141
    Deceuninck NV...............................................  15,841     39,190
    D'ieteren SA................................................   3,828    145,039
    Euronav NV..................................................  35,584    278,614
    EVS Broadcast Equipment SA..................................     872     21,396
*   Exmar NV....................................................   8,225     59,205
    Gimv NV.....................................................   1,911    109,369
    Jensen-Group NV.............................................     937     37,562
    Ontex Group NV..............................................  16,190    344,763
    Orange Belgium SA...........................................   4,736     90,643
    Picanol.....................................................     480     40,229
    Proximus SADP...............................................  16,163    433,908
    Recticel SA.................................................  10,448     84,999
    Resilux.....................................................     100     14,892
    Sioen Industries NV.........................................   1,291     35,402
    Sipef NV....................................................   1,474     86,517
    TER Beke SA.................................................     132     21,208
*   Tessenderlo Group SA........................................   3,005    106,418
    Van de Velde NV.............................................     598     17,493
                                                                         ----------
TOTAL BELGIUM...................................................          4,654,885
                                                                         ----------
BRAZIL -- (2.1%)
    Aliansce Shopping Centers SA................................  36,078    201,059
*   Alliar Medicos A Frente SA..................................   8,300     35,732
    Anima Holding SA............................................   6,600     36,512
    BrasilAgro - Co. Brasileira de Propriedades Agricolas.......   8,900     39,269
*   BRF SA......................................................  16,700    107,827
    Camil Alimentos S.A.........................................  10,800     22,244
    CCR SA...................................................... 236,325    964,668
    Cia de Locacao das Americas.................................  13,820    153,056
    Cia Hering..................................................  27,200    232,803
*   Cia Siderurgica Nacional SA................................. 149,600    418,726
    Construtora Tenda SA........................................  16,721    169,666
*   Cosan Logistica SA..........................................  32,578    143,493
    Cosan SA....................................................  44,594    543,110

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
BRAZIL -- (Continued)
    CSU Cardsystem SA....................................  11,000 $    22,257
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes......................................  73,400     342,523
    Direcional Engenharia SA.............................  32,100      81,018
    Duratex SA...........................................  93,795     314,869
    Embraer SA...........................................  87,289     462,939
    Embraer SA, Sponsored ADR............................  17,660     375,805
    Estacio Participacoes SA.............................  47,900     408,706
*   Even Construtora e Incorporadora SA..................  55,700     102,801
    Ez Tec Empreendimentos e Participacoes SA............  18,604     141,325
    Fras-Le SA...........................................   7,200      10,464
*   Gafisa SA............................................  11,207      43,337
    Gerdau SA............................................   8,500      29,607
    Grendene SA..........................................  63,700     159,706
    Guararapes Confeccoes SA.............................   1,800      77,595
    Iguatemi Empresa de Shopping Centers SA..............  18,298     223,581
    Industrias Romi SA...................................   4,100      11,242
    International Meal Co. Alimentacao SA, Class A.......  38,953      71,018
    Iochpe-Maxion SA.....................................  29,526     180,980
*   Kepler Weber SA......................................   7,900      32,514
    Kroton Educacional SA................................ 345,807   1,084,459
*   LOG Commercial Properties e Participacoes SA.........   5,779      30,503
    M Dias Branco SA.....................................  10,100     131,881
    Mahle-Metal Leve SA..................................   9,500      70,082
    Marcopolo SA.........................................  31,900      28,432
*   Marcopolo SA.........................................   4,378       4,898
*   Marisa Lojas SA......................................   7,100      12,179
*   Mills Estruturas e Servicos de Engenharia SA.........  27,900      42,532
    Movida Participacoes SA..............................  26,669      72,635
    MRV Engenharia e Participacoes SA....................  80,100     329,685
    Multiplan Empreendimentos Imobiliarios SA............  59,352     423,759
*   Paranapanema SA......................................  53,500      20,256
    Porto Seguro SA......................................  28,084     431,846
    Portobello SA........................................  25,600      40,515
    Qualicorp Consultoria e Corretora de Seguros SA......  42,100     183,025
    Restoque Comercio e Confeccoes de Roupas SA..........   3,837      37,123
    Santos Brasil Participacoes SA.......................  72,800      89,438
    Sao Martinho SA......................................  36,952     194,904
    Ser Educacional SA...................................  19,293     115,359
    SLC Agricola SA......................................  15,900     193,157
    Sul America SA.......................................  76,686     675,164
    Suzano Papel e Celulose SA...........................  17,900     225,657
    T4F Entretenimento SA................................   9,300      20,044
    Tupy SA..............................................  18,296      91,447
    Ultrapar Participacoes SA............................   2,100      32,957
    Unipar Carbocloro SA.................................   1,200      12,305
    Usinas Siderurgicas de Minas Gerais SA...............  24,000      76,067
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A                        18,559     106,328
*   Vulcabras Azaleia SA.................................  17,600      39,473
                                                                  -----------
TOTAL BRAZIL.............................................          10,976,562
                                                                  -----------
CANADA -- (6.3%)
*   5N Plus, Inc.........................................   8,500      20,830
    Acadian Timber Corp..................................   2,400      32,111
*   Advantage Oil & Gas, Ltd.............................  43,500      67,868
    Aecon Group, Inc.....................................  19,709     274,047
    AGF Management, Ltd., Class B........................  22,400      92,570
    AGT Food & Ingredients, Inc..........................   2,300      28,672
*   Air Canada...........................................  10,207     230,482

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
CANADA -- (Continued)
    AirBoss of America Corp..............................   3,100 $ 19,771
    AKITA Drilling, Ltd., Class A........................   4,455   11,461
*   Alacer Gold Corp..................................... 100,823  232,500
    Alamos Gold, Inc., Class A........................... 116,695  519,552
    Alamos Gold, Inc., Class A...........................   1,380    6,155
    Alaris Royalty Corp..................................  11,300  161,766
    Alcanna, Inc.........................................   7,900   28,198
    Algoma Central Corp..................................   2,700   28,891
    AltaGas, Ltd.........................................  24,300  248,742
#*  Americas Silver Corp.................................   8,600   15,185
*   Amerigo Resources, Ltd...............................  45,000   31,851
    ARC Resources, Ltd................................... 101,495  733,820
*   Argonaut Gold, Inc...................................  47,240   63,636
*   Asanko Gold, Inc.....................................  25,370   20,274
*   Athabasca Oil Corp................................... 106,602   79,508
    AutoCanada, Inc......................................   6,478   55,267
*   B2Gold Corp.......................................... 190,000  601,545
    Barrick Gold Corp....................................  32,638  432,989
*   Baytex Energy Corp................................... 125,443  210,989
    Birchcliff Energy, Ltd...............................  79,334  189,588
*   Black Diamond Group, Ltd.............................   9,300   14,085
*   BNK Petroleum, Inc...................................  31,000    6,134
    Bonavista Energy Corp................................  96,043   89,176
#   Bonterra Energy Corp.................................   6,394   28,565
*   BSM Technologies, Inc................................   8,500    4,981
    Caledonia Mining Corp. P.L.C.........................   1,100    6,563
#*  Calfrac Well Services, Ltd...........................  22,700   48,546
    Cameco Corp..........................................  71,365  864,668
    Canaccord Genuity Group, Inc.........................  33,849  153,795
    Canadian Western Bank................................  27,024  605,081
*   Canfor Corp..........................................  13,400  184,792
    Canfor Pulp Products, Inc............................   8,800  123,968
    CanWel Building Materials Group, Ltd.................  15,457   59,407
*   Capstone Mining Corp.................................  75,200   33,195
    Cardinal Energy, Ltd.................................  28,829   47,831
    Cascades, Inc........................................  27,037  205,152
*   Celestica, Inc.......................................  10,037   99,667
*   Celestica, Inc.......................................   1,281   12,732
*   Centerra Gold, Inc...................................  67,846  343,890
    Cervus Equipment Corp................................   2,400   24,184
    CES Energy Solutions Corp............................  77,075  194,748
    Chesswood Group, Ltd.................................   1,300   11,309
*   China Gold International Resources Corp., Ltd........  61,049   76,198
    Clearwater Seafoods, Inc.............................   5,300   20,612
    Cogeco, Inc..........................................   1,500   76,944
#*  Copper Mountain Mining Corp..........................  45,910   30,748
    Corus Entertainment, Inc., Class B...................  39,579  167,780
    Crescent Point Energy Corp...........................  94,651  282,379
*   Delphi Energy Corp...................................  52,500   15,583
*   Detour Gold Corp.....................................  56,000  560,874
    DHX Media, Ltd.......................................  30,600   58,221
    Dorel Industries, Inc., Class B......................   8,800  109,368
*   DREAM Unlimited Corp., Class A.......................  21,400  116,776
*   Dundee Precious Metals, Inc..........................  47,500  153,640
    Dynacor Gold Mines, Inc..............................   5,700    7,331
*   Echelon Financial Holdings, Inc......................   2,200   23,893
    ECN Capital Corp.....................................  95,597  277,926
    E-L Financial Corp., Ltd.............................     200  118,422
*   Eldorado Gold Corp...................................  42,121  157,721

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    Element Fleet Management Corp........................ 116,683 $  628,727
    Enerflex, Ltd........................................  26,929    355,788
*   Energy Fuels, Inc....................................  20,200     57,958
    Enerplus Corp........................................  62,163    537,915
    Ensign Energy Services, Inc..........................  38,662    148,298
    Equitable Group, Inc.................................   2,653    134,654
    Exchange Income Corp.................................   1,500     33,220
    Exco Technologies, Ltd...............................  10,100     76,637
*   EXFO, Inc............................................   7,100     23,235
*   Fortuna Silver Mines, Inc............................  40,777    164,169
    Frontera Energy Corp.................................   8,265     74,224
*   GDI Integrated Facility Services, Inc................   2,700     40,275
*   Gear Energy, Ltd.....................................  28,000     12,999
#   Genworth MI Canada, Inc..............................   7,271    247,412
    GMP Capital, Inc.....................................  22,300     39,714
*   GoldMoney, Inc.......................................   8,400     10,293
*   Gran Tierra Energy, Inc.............................. 122,760    288,693
    Granite Oil Corp.....................................   5,100      2,523
*   Guyana Goldfields, Inc...............................  34,600     45,292
*   Heroux-Devtek, Inc...................................   7,600     73,227
    High Arctic Energy Services, Inc.....................   6,500     18,749
    High Liner Foods, Inc................................   6,800     38,711
*   Home Capital Group, Inc..............................  27,833    356,293
    Horizon North Logistics, Inc.........................  55,600     78,283
    Hudbay Minerals, Inc.................................  73,353    439,353
    Hudson's Bay Co......................................  27,300    169,125
*   IA Financial Crop., Inc..............................     481     17,868
*   IAMGOLD Corp......................................... 134,172    502,398
*   Indigo Books & Music, Inc............................   4,200     32,316
*   Interfor Corp........................................  15,644    213,238
*   Intertain Group, Ltd. (The)..........................   3,800     34,705
*   Kelt Exploration, Ltd................................  35,390    121,473
*   Kinross Gold Corp.................................... 413,553  1,381,710
    KP Tissue, Inc.......................................   3,200     21,164
    Laurentian Bank of Canada............................  17,468    587,208
*   Leagold Mining Corp..................................  11,400     19,087
    Leon's Furniture, Ltd................................   7,600     83,291
    Linamar Corp.........................................  14,726    570,906
    Lundin Mining Corp................................... 216,814    990,056
    Magellan Aerospace Corp..............................   4,179     49,997
*   Major Drilling Group International, Inc..............  24,700     92,488
    Martinrea International, Inc.........................  30,037    287,808
    Mediagrif Interactive Technologies, Inc..............   2,900     22,943
*   MEG Energy Corp......................................  55,409    228,982
    Melcor Developments, Ltd.............................   4,500     43,426
    Mountain Province Diamonds, Inc......................  12,200     14,577
    Mullen Group, Ltd....................................  30,938    283,491
*   New Gold, Inc........................................ 112,571    127,654
    North American Construction Group, Ltd...............   5,900     61,696
*   NuVista Energy, Ltd..................................  38,400    115,438
*   Obsidian Energy, Ltd................................. 112,964     45,566
    OceanaGold Corp...................................... 185,719    662,904
    Osisko Gold Royalties, Ltd...........................  32,928    322,276
#*  Painted Pony Energy, Ltd.............................  17,827     18,316
    Pan American Silver Corp.............................  46,110    687,816
#*  Paramount Resources, Ltd., Class A...................  16,672     98,334
*   Parex Resources, Inc.................................  30,636    459,324
    Park Lawn Corp.......................................   6,223    115,513
*   Pengrowth Energy Corp................................  99,442     58,275

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
CANADA -- (Continued)
    Peyto Exploration & Development Corp.................  64,397 $   331,309
*   PHX Energy Services Corp.............................  11,400      22,298
    Pizza Pizza Royalty Corp.............................   7,500      57,023
    Polaris Infrastructure, Inc..........................   6,400      53,774
*   Precision Drilling Corp..............................  77,200     169,799
*   Premier Gold Mines, Ltd..............................  49,183      65,879
*   Pretium Resources, Inc...............................  62,863     493,737
    Quarterhill, Inc.....................................  34,899      33,732
*   Real Matters, Inc....................................   3,700      11,376
    Reitmans Canada, Ltd., Class A.......................  10,700      29,560
    Rocky Mountain Dealerships, Inc......................   4,200      28,033
    Rogers Sugar, Inc....................................  21,100      92,978
*   Roxgold, Inc.........................................  94,700      62,703
    Russel Metals, Inc...................................  19,698     348,251
#*  Sandstorm Gold, Ltd..................................  54,099     283,681
    Secure Energy Services, Inc..........................  53,710     331,919
*   SEMAFO, Inc..........................................  98,782     223,283
*   Seven Generations Energy, Ltd., Class A..............  86,316     670,058
    ShawCor, Ltd.........................................  19,761     304,848
*   Sierra Wireless, Inc.................................  12,362     192,493
    Sprott, Inc..........................................   5,182      10,057
*   SSR Mining, Inc......................................  28,816     395,186
*   Storm Resources, Ltd.................................  23,000      32,908
*   Street Capital Group, Inc............................   9,000       4,110
    Stuart Olson, Inc....................................   4,700      19,423
    Superior Plus Corp...................................   4,484      37,061
    Supremex, Inc........................................   3,300       6,455
    Surge Energy, Inc.................................... 100,296     103,048
*   Tahoe Resources, Inc.................................  66,848     253,360
*   Tamarack Valley Energy, Ltd..........................  61,000     100,278
*   Taseko Mines, Ltd....................................  51,903      30,021
*   Teranga Gold Corp....................................  31,550      97,007
    Tidewater Midstream and Infrastructure, Ltd..........  79,305      76,049
    Timbercreek Financial Corp...........................  23,032     162,142
*   TMAC Resources, Inc..................................   9,000      46,920
    TORC Oil & Gas, Ltd..................................  38,837     139,511
*   Torex Gold Resources, Inc............................  25,751     280,058
    Torstar Corp., Class B...............................   7,900       4,630
    Total Energy Services, Inc...........................  13,332      98,421
    Tourmaline Oil Corp..................................  83,893   1,144,155
    TransAlta Corp.......................................  87,410     476,981
    Transcontinental, Inc., Class A......................  19,296     307,367
    TransGlobe Energy Corp...............................  24,100      44,020
#*  Trican Well Service, Ltd.............................  39,575      40,059
*   Trisura Group, Ltd...................................   1,400      28,768
*   Turquoise Hill Resources, Ltd........................  83,100     139,138
    Uni-Select, Inc......................................  12,250     180,121
    VersaBank............................................   3,835      21,686
    Wajax Corp...........................................   6,900     100,301
    West Fraser Timber Co., Ltd..........................  15,631     931,115
    Western Forest Products, Inc......................... 121,355     185,641
    Whitecap Resources, Inc..............................  98,068     330,638
    Yamana Gold, Inc..................................... 308,295     868,139
*   Yangarra Resources, Ltd..............................  16,000      36,288
                                                                  -----------
TOTAL CANADA.............................................          32,860,960
                                                                  -----------
CHILE -- (0.3%)
    CAP SA...............................................  15,899     171,748
*   Cia Pesquera Camanchaca SA...........................  88,923      10,382

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE>>
                                                          ---------- ----------
CHILE -- (Continued)
*   Cia Sud Americana de Vapores SA......................  3,372,880 $  100,428
    Empresa Nacional de Telecomunicaciones SA............     14,904    143,579
    Empresas Hites SA....................................     12,280      8,471
*   Empresas La Polar SA.................................    604,208     28,864
    Grupo Security SA....................................    236,229    106,975
    Itau CorpBanca....................................... 11,538,192    115,974
    Itau CorpBanca, ADR..................................        900     13,662
    Masisa SA............................................    372,415     23,768
    PAZ Corp. SA.........................................     12,816     20,523
    Ripley Corp. SA......................................    159,706    142,423
    Salfacorp SA.........................................     78,027    125,473
    Sigdo Koppers SA.....................................     38,449     67,133
*   SMU SA...............................................    105,248     29,598
    Sociedad Matriz SAAM SA..............................    862,403     82,928
    Socovesa SA..........................................     54,873     36,412
    Vina Concha y Toro SA................................     29,537     61,217
                                                                     ----------
TOTAL CHILE..............................................             1,289,558
                                                                     ----------
CHINA -- (6.7%)
*   21Vianet Group, Inc., ADR............................      5,888     52,874
    Agile Group Holdings, Ltd............................    354,000    470,436
    AMVIG Holdings, Ltd..................................     64,000     14,599
    Angang Steel Co., Ltd., Class H......................    254,000    191,070
*   Anton Oilfield Services Group........................    432,000     50,390
    Asia Cement China Holdings Corp......................    100,500     72,704
*   Asia Resources Holdings, Ltd.........................    490,000      5,301
#*  AVIC International Holding HK, Ltd...................    846,000     22,216
    AVIC International Holdings, Ltd., Class H...........     88,000     46,455
    AviChina Industry & Technology Co., Ltd., Class H....    143,000     95,402
    BAIC Motor Corp., Ltd., Class H......................    398,000    259,724
    Bank of Chongqing Co., Ltd., Class H.................    124,500     75,218
    Bank of Tianjin Co., Ltd., Class H...................     63,000     36,463
#*  Bank of Zhengzhou Co., Ltd., Class H.................     28,000     11,951
*   Baoye Group Co., Ltd., Class H.......................     46,000     25,965
#   BBMG Corp., Class H..................................    521,000    178,730
    Beijing Capital Land, Ltd., Class H..................    276,000    115,152
#*  Beijing Enterprises Clean Energy Group, Ltd..........  2,900,000     44,812
    Beijing Enterprises Holdings, Ltd....................    115,500    656,587
#*  Beijing Enterprises Medical & Health Group, Ltd......    972,000     29,925
    Beijing Enterprises Water Group, Ltd.................    184,000    106,544
#   Beijing North Star Co., Ltd., Class H................    176,000     51,741
*   Beijing Properties Holdings, Ltd.....................    452,000     14,968
#   Beijing Urban Construction Design & Development
      Group Co., Ltd.,...................................
    Class H..............................................     83,000     32,935
    Best Pacific International Holdings, Ltd.............     46,000     11,096
    Binhai Investment Co., Ltd...........................     52,000      7,969
*   Bitauto Holdings, Ltd., ADR..........................      4,420     85,836
#   Brilliance China Automotive Holdings, Ltd............    568,000    537,799
    Brilliant Circle Holdings International, Ltd.........     80,000      9,026
    BYD Electronic International Co., Ltd................    138,500    171,606
#*  C.banner International Holdings, Ltd.................    294,000     16,199
    Cabbeen Fashion, Ltd.................................     48,000     12,128
*   Capital Environment Holdings, Ltd....................  1,066,000     24,157
#*  CAR, Inc.............................................    162,000    134,999
#*  Carnival Group International Holdings, Ltd...........    680,000     10,131
    Carrianna Group Holdings Co., Ltd....................    118,000     13,409
    Central China Real Estate, Ltd.......................    207,000     89,404
*   CGN Meiya Power Holdings Co., Ltd....................    292,000     40,893
    Chaowei Power Holdings, Ltd..........................    164,000     63,405

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                            SHARES   VALUE>>
                                                                           --------- --------
CHINA -- (Continued)
*   Cheetah Mobile, Inc., ADR.............................................     6,857 $ 46,422
#*  Chiho Environmental Group, Ltd........................................    94,000   17,983
    China Aerospace International Holdings, Ltd...........................   212,000   14,900
    China Agri-Industries Holdings, Ltd...................................   513,000  182,645
#   China Aoyuan Group, Ltd...............................................   293,000  224,629
*   China Beidahuang Industry Group Holdings, Ltd.........................   344,000    6,255
    China BlueChemical, Ltd., Class H.....................................   446,000  145,408
    China Cinda Asset Management Co., Ltd., Class H....................... 1,968,000  509,250
    China Coal Energy Co., Ltd., Class H..................................   460,000  194,314
    China Development Bank Financial Leasing Co., Ltd., Class H...........   108,000   26,075
*   China Dynamics Holdings, Ltd..........................................   520,000    6,623
    China Eastern Airlines Corp., Ltd., Class H...........................   164,000  101,006
    China Electronics Huada Technology Co., Ltd...........................   240,000   20,896
    China Electronics Optics Valley Union Holding Co., Ltd................   656,000   41,501
    China Energy Engineering Corp., Ltd., Class H......................... 1,348,000  163,495
    China Everbright Water, Ltd...........................................    61,600   16,777
*   China Fiber Optic Network System Group, Ltd...........................   344,000   12,275
    China Financial Services Holdings, Ltd................................   244,000   16,710
    China Galaxy Securities Co., Ltd., Class H............................   235,000  121,955
*   China Glass Holdings, Ltd.............................................    94,000    6,379
    China Hanking Holdings, Ltd...........................................   103,000   13,305
#   China Harmony New Energy Auto Holding, Ltd............................   209,500   81,552
#   China High Speed Transmission Equipment Group Co., Ltd................    78,000   80,615
    China Hongqiao Group, Ltd.............................................   250,000  159,795
*   China Huiyuan Juice Group, Ltd........................................   110,500    5,334
    China International Marine Containers Group Co., Ltd., Class H........   107,900  115,627
    China Jinmao Holdings Group, Ltd......................................   892,000  452,795
    China Lesso Group Holdings, Ltd.......................................   358,000  200,424
    China Merchants Land, Ltd.............................................   330,000   54,468
*   China Modern Dairy Holdings, Ltd......................................   370,000   44,779
    China National Building Material Co., Ltd., Class H...................   962,200  767,834
    China NT Pharma Group Co., Ltd........................................   207,500   19,115
    China Oil & Gas Group, Ltd............................................ 1,360,000   92,224
    China Oriental Group Co., Ltd.........................................   232,000  156,963
    China Overseas Grand Oceans Group, Ltd................................   394,500  152,641
*   China Pioneer Pharma Holdings, Ltd....................................    35,000    4,558
*   China Properties Group, Ltd...........................................   101,000   14,657
    China Reinsurance Group Corp., Class H................................ 1,279,000  289,026
    China Resources Cement Holdings, Ltd..................................   464,000  471,249
    China Resources Medical Holdings Co., Ltd.............................   181,000  126,688
*   China Rundong Auto Group, Ltd.........................................    44,000   16,801
    China Sanjiang Fine Chemicals Co., Ltd................................   169,000   40,194
    China SCE Group Holdings, Ltd.........................................   409,000  168,960
#*  China Shengmu Organic Milk, Ltd.......................................   623,000   27,460
*   China Silver Group, Ltd...............................................   182,000   17,956
#   China Singyes Solar Technologies Holdings, Ltd........................   159,000   20,739
    China South City Holdings, Ltd........................................   732,000  110,537
    China Southern Airlines Co., Ltd., Class H............................    60,000   42,996
    China State Construction International Holdings, Ltd..................   464,000  442,366
#*  China Tianrui Group Cement Co., Ltd...................................    32,000   27,119
    China Traditional Chinese Medicine Holdings Co., Ltd..................   444,000  289,810
    China Travel International Investment Hong Kong, Ltd..................   538,000  155,803
    China Vast Industrial Urban Development Co., Ltd......................    68,000   28,029
    China XLX Fertiliser, Ltd.............................................   112,000   40,419
    China ZhengTong Auto Services Holdings, Ltd...........................   255,500  135,682
    China Zhongwang Holdings, Ltd.........................................   432,000  217,230
    Chinasoft International, Ltd..........................................   400,000  197,664
    Chongqing Rural Commercial Bank Co., Ltd., Class H....................   560,000  325,303
    Chu Kong Shipping Enterprise Group Co., Ltd...........................    78,000   17,732

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES   VALUE>>
                                                          --------- --------
CHINA -- (Continued)
    CIFI Holdings Group Co., Ltd.........................   698,000 $461,839
*   CIMC-TianDa Holdings Co., Ltd........................   380,000   11,432
    CITIC Resources Holdings, Ltd........................   702,000   62,067
    Citychamp Watch & Jewellery Group, Ltd...............   322,000   67,759
    Clear Media, Ltd.....................................    36,000   34,096
*   Coastal Greenland, Ltd...............................   292,000    9,319
*   COFCO Meat Holdings, Ltd.............................   456,000   89,437
#   Colour Life Services Group Co., Ltd..................    83,000   46,876
#*  Comba Telecom Systems Holdings, Ltd..................   386,193   89,103
    Concord New Energy Group, Ltd........................ 1,350,000   56,920
*   COSCO SHIPPING Development Co., Ltd., Class H........   845,000   97,491
    COSCO SHIPPING Energy Transportation Co., Ltd.,
      Class H............................................   348,000  197,906
#   Cosmo Lady China Holdings Co., Ltd...................   148,000   51,886
    CP Pokphand Co., Ltd................................. 1,350,000  108,644
#   CPMC Holdings, Ltd...................................   100,000   47,769
    CT Environmental Group, Ltd..........................   532,000   26,191
    Da Ming International Holdings, Ltd..................    72,000   18,459
    Dah Chong Hong Holdings, Ltd.........................   220,000   81,140
    Dawnrays Pharmaceutical Holdings, Ltd................   184,000   36,882
*   Differ Group Holding Co., Ltd........................   190,000   11,864
    Dongyue Group, Ltd...................................   252,000  161,690
*   eHi Car Services, Ltd., Sponsored ADR................     7,508   78,759
    EVA Precision Industrial Holdings, Ltd...............   164,000   15,720
    Everbright Securities Co., Ltd., Class H.............    74,000   66,198
*   Fang Holdings, Ltd., ADR.............................    41,556   70,230
    Fantasia Holdings Group Co., Ltd.....................   432,000   63,038
    Far East Horizon, Ltd................................   510,000  527,199
#*  First Tractor Co., Ltd., Class H.....................   102,000   24,935
    Fufeng Group, Ltd....................................   302,000  134,343
    Future Land Development Holdings, Ltd................   290,000  245,737
#*  GCL New Energy Holdings, Ltd......................... 1,924,000   79,706
*   GCL-Poly Energy Holdings, Ltd........................ 2,299,000  182,498
    Gemdale Properties & Investment Corp., Ltd...........   938,000   98,571
    Genertec Universal Medical Group Co., Ltd............   221,500  178,865
*   Glorious Property Holdings, Ltd......................    64,000    3,092
    Golden Meditech Holdings, Ltd........................   136,000   13,911
    Golden Wheel Tiandi Holdings Co., Ltd................   110,000   10,548
    Goldlion Holdings, Ltd...............................    60,000   24,755
#*  GOME Retail Holdings, Ltd............................ 2,806,000  244,241
#   Great Wall Motor Co., Ltd., Class H..................   595,500  405,408
    Greenland Hong Kong Holdings, Ltd....................   219,000   63,982
    Greentown China Holdings, Ltd........................   201,500  180,226
    Guangdong Yueyun Transportation Co., Ltd., Class H...    35,000   13,087
    Guangshen Railway Co., Ltd., Class H.................   366,000  152,281
    Guangzhou R&F Properties Co., Ltd., Class H..........   218,400  435,693
#*  Guolian Securities Co., Ltd., Class H................    62,000   15,292
#   Guorui Properties, Ltd...............................   215,000   39,478
*   Haichang Ocean Park Holdings, Ltd....................   264,000   54,294
    Harbin Bank Co., Ltd., Class H.......................   258,000   58,343
#   Harbin Electric Co., Ltd., Class H...................   166,000   88,940
*   Harmonicare Medical Holdings, Ltd....................   118,000   27,150
*   HC Group, Inc........................................   104,500   61,216
*   Hengdeli Holdings, Ltd...............................   480,000   20,823
    Hilong Holding, Ltd..................................   231,000   23,903
    Hisense Home Appliances Group Co., Ltd., Class H.....    77,000   78,883
    HKC Holdings, Ltd....................................    41,000   36,111
*   Honghua Group, Ltd...................................   573,000   35,910
    Honworld Group, Ltd..................................    49,000   20,733
    Hopson Development Holdings, Ltd.....................   168,000  154,074

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                            SHARES   VALUE>>
                                                                           --------- --------
CHINA -- (Continued)
*   Hua Han Health Industry Holdings, Ltd.................................   764,000 $ 20,640
    Hua Hong Semiconductor, Ltd...........................................    86,000  191,979
    Huaneng Renewables Corp., Ltd., Class H............................... 1,274,000  367,383
    Huishang Bank Corp., Ltd., Class H....................................   173,800   79,793
    Inner Mongolia Yitai Coal Co., Ltd., Class H..........................    28,300   21,500
#   Jiangxi Copper Co., Ltd., Class H.....................................   273,000  347,074
#   Jingrui Holdings, Ltd.................................................   113,000   31,005
*   JinkoSolar Holding Co., Ltd., ADR.....................................     7,188  119,752
    Joy City Property, Ltd................................................   934,000  107,362
    Ju Teng International Holdings, Ltd...................................   206,000   55,130
#   Jutal Offshore Oil Services, Ltd......................................    50,000    5,178
    Kaisa Group Holdings, Ltd.............................................   927,000  298,308
    Kangda International Environmental Co., Ltd...........................    94,000   11,079
    Kingboard Holdings, Ltd...............................................   164,000  577,074
    Kingboard Laminates Holdings, Ltd.....................................   208,000  215,278
    Kingsoft Corp., Ltd...................................................   157,000  300,759
    Kunlun Energy Co., Ltd................................................   598,000  638,860
    KWG Group Holdings, Ltd...............................................   327,500  324,207
    Lai Fung Holdings, Ltd................................................    20,400   26,624
    Lee & Man Chemical Co., Ltd...........................................    50,000   34,157
    Lee & Man Paper Manufacturing, Ltd....................................   353,000  315,730
    Legend Holdings Corp., Class H........................................     4,200   10,987
    Lenovo Group, Ltd.....................................................   610,000  445,331
*   Li Ning Co., Ltd......................................................   143,500  176,566
*   Lianhua Supermarket Holdings Co., Ltd., Class H.......................   141,000   22,906
#*  Lifestyle China Group, Ltd............................................   194,000   69,082
    Livzon Pharmaceutical Group, Inc., Class H............................    20,400   65,673
    Logan Property Holdings Co., Ltd......................................   272,000  370,178
    Lonking Holdings, Ltd.................................................   461,000  155,800
#   Maanshan Iron & Steel Co., Ltd., Class H..............................   406,000  194,871
    Maoye International Holdings, Ltd.....................................   188,000   13,457
    Minmetals Land, Ltd...................................................   340,000   61,415
#*  Minsheng Education Group Co., Ltd.....................................    54,000   10,188
    Modern Land China Co., Ltd............................................   247,600   35,352
    Nanjing Panda Electronics Co., Ltd., Class H..........................    36,000   13,020
*   Nature Home Holding Co., Ltd..........................................    88,000   17,861
#   NetDragon Websoft Holdings, Ltd.......................................    20,500   37,367
#*  New Provenance Everlasting Holdings, Ltd.............................. 1,530,000    6,062
*   New World Department Store China, Ltd.................................   124,000   28,615
    Nine Dragons Paper Holdings, Ltd......................................   381,000  389,376
*   O-Net Technologies Group, Ltd.........................................    85,000   41,219
    Overseas Chinese Town Asia Holdings, Ltd..............................    50,000   16,104
#   Ozner Water International Holding, Ltd................................   117,000   25,260
    Pacific Online, Ltd...................................................   100,000   16,464
*   Panda Green Energy Group, Ltd.........................................   574,000   29,499
    Parkson Retail Group, Ltd.............................................   316,500   29,985
    PAX Global Technology, Ltd............................................   197,000   86,396
    Poly Property Group Co., Ltd..........................................   533,000  188,965
    Pou Sheng International Holdings, Ltd.................................   498,000   96,543
    Powerlong Real Estate Holdings, Ltd...................................   329,000  146,518
*   Prosperity International Holdings HK, Ltd............................. 1,120,000    4,283
*   PW Medtech Group, Ltd.................................................   206,000   30,184
*   Qingdao Port International Co., Ltd., Class H.........................   272,000  169,442
    Qinhuangdao Port Co., Ltd., Class H...................................   148,000   32,360
    Regal International Airport Group Co., Ltd., Class H..................    31,000   26,660
#*  Renhe Commercial Holdings Co., Ltd....................................   348,000   13,308
*   Ronshine China Holdings, Ltd..........................................   110,500  132,312
*   Royale Furniture Holdings, Ltd........................................   190,000   22,088
    Sany Heavy Equipment International Holdings Co., Ltd..................   250,000   83,192

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                            SHARES   VALUE>>
                                                                           --------- --------
CHINA -- (Continued)
    Seaspan Corp..........................................................    10,934 $101,686
#*  Semiconductor Manufacturing International Corp........................   634,000  599,115
*   Semiconductor Manufacturing International Corp., ADR..................     6,647   31,374
#   Shandong Chenming Paper Holdings, Ltd., Class H.......................    93,000   54,392
    Shandong Weigao Group Medical Polymer Co., Ltd., Class H..............   220,000  184,330
    Shandong Xinhua Pharmaceutical Co., Ltd., Class H.....................    54,600   27,684
    Shanghai Haohai Biological Technology Co., Ltd., Class H..............     8,100   39,874
    Shanghai Industrial Holdings, Ltd.....................................   130,000  273,810
    Shanghai Industrial Urban Development Group, Ltd......................   396,000   66,991
    Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H......   290,000   73,416
#   Shanghai La Chapelle Fashion Co., Ltd., Class H.......................    19,200   13,787
*   Shanghai Prime Machinery Co., Ltd., Class H...........................   150,000   21,688
#*  Shanghai Zendai Property, Ltd......................................... 1,085,000   17,482
    Shengjing Bank Co., Ltd., Class H.....................................    76,500   33,754
    Shenzhen Investment, Ltd..............................................   857,717  299,193
    Shimao Property Holdings, Ltd.........................................   248,000  706,218
    Shougang Fushan Resources Group, Ltd..................................   646,000  137,432
    Shui On Land, Ltd.....................................................   943,500  233,820
*   Shunfeng International Clean Energy, Ltd..............................   400,000   26,506
    Sihuan Pharmaceutical Holdings Group, Ltd.............................   888,000  187,500
*   SINA Corp.............................................................     8,646  531,037
#*  Sinofert Holdings, Ltd................................................   518,000   60,926
    Sino-Ocean Group Holding, Ltd.........................................   804,000  395,174
    Sinopec Engineering Group Co., Ltd., Class H..........................   312,500  307,178
    Sinopec Kantons Holdings, Ltd.........................................   254,000  116,575
    Sinopec Shanghai Petrochemical Co., Ltd., Class H.....................   508,000  241,371
    Sinotrans, Ltd., Class H..............................................   449,000  206,720
#   Sinotruk Hong Kong, Ltd...............................................   181,000  335,244
    Skyworth Digital Holdings, Ltd........................................   422,000  126,746
#*  SMI Holdings Group, Ltd...............................................   265,600   59,401
*   SOHO China, Ltd.......................................................   533,500  216,416
    Springland International Holdings, Ltd................................   261,000   52,305
*   SRE Group, Ltd........................................................ 1,708,000   28,384
#   Sun King Power Electronics Group......................................   146,000   20,335
*   Sunshine 100 China Holdings, Ltd......................................   231,000   49,826
    Tarena International, Inc., ADR.......................................     5,537   36,323
    TCL Electronics Holdings, Ltd.........................................   144,000   68,508
    Tenfu Cayman Holdings Co., Ltd........................................    77,000   51,836
*   Tenwow International Holdings, Ltd....................................   120,000    4,358
    Texhong Textile Group, Ltd............................................    61,000   81,796
#   Tian An China Investment Co., Ltd.....................................   133,000   73,141
    Tian Ge Interactive Holdings, Ltd.....................................   100,000   41,654
#   Tian Shan Development Holding, Ltd....................................    62,000   19,409
#   Tiangong International Co., Ltd.......................................   156,000   33,050
*   Tianjin Capital Environmental Protection Group Co., Ltd., Class H.....    54,000   21,437
    Tianjin Port Development Holdings, Ltd................................   478,000   56,218
    Tianneng Power International, Ltd.....................................   142,000  132,541
*   Tibet Water Resources, Ltd............................................   488,000  177,918
    Tomson Group, Ltd.....................................................   180,160   54,970
#   Tongda Group Holdings, Ltd............................................   890,000  120,933
    Tonly Electronics Holdings, Ltd.......................................    15,000   11,201
#   Top Spring International Holdings, Ltd................................    79,000   25,999
*   Tou Rong Chang Fu Group, Ltd.......................................... 1,212,000    6,842
    TPV Technology, Ltd...................................................   240,000   33,365
    Trigiant Group, Ltd...................................................   120,000   18,440
*   Tuniu Corp., Sponsored ADR............................................     4,010   18,446
    Uni-President China Holdings, Ltd.....................................   155,000  138,000
*   Vipshop Holdings, Ltd., ADR...........................................    85,846  660,156
    Wasion Holdings, Ltd..................................................   140,000   73,441

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
CHINA -- (Continued)
    West China Cement, Ltd...............................   698,000 $    99,964
    Xiamen International Port Co., Ltd., Class H.........   230,000      35,512
    Xingda International Holdings, Ltd...................   243,550      70,855
    Xingfa Aluminium Holdings, Ltd.......................    46,000      31,889
*   Xinjiang Xinxin Mining Industry Co., Ltd., Class H...   176,000      16,234
    Xinyi Solar Holdings, Ltd............................   364,352     153,259
    Xinyuan Real Estate Co., Ltd., ADR...................     9,848      47,073
    Xtep International Holdings, Ltd.....................   206,000     133,227
    Yanzhou Coal Mining Co., Ltd., Class H...............   422,000     387,980
*   Yashili International Holdings, Ltd..................   225,000      38,287
    Yeebo International Holdings, Ltd....................   102,000      14,474
    Yip's Chemical Holdings, Ltd.........................    78,000      24,594
    Yirendai, Ltd., ADR..................................     3,071      34,303
#*  Youyuan International Holdings, Ltd..................    79,000      29,217
    Yuexiu Property Co., Ltd............................. 1,738,000     337,847
    Yuzhou Properties Co., Ltd...........................    12,994       6,449
*   YY, Inc., ADR........................................     8,153     566,063
    Zhaojin Mining Industry Co., Ltd., Class H...........    82,500      86,606
    Zhongsheng Group Holdings, Ltd.......................    83,500     150,384
    Zhuhai Holdings Investment Group, Ltd................   208,000      25,846
    Zoomlion Heavy Industry Science and Technology Co.,
      Ltd., Class H......................................   426,000     173,317
                                                                    -----------
TOTAL CHINA..............................................            34,893,922
                                                                    -----------
COLOMBIA -- (0.1%)
    Almacenes Exito SA...................................    57,866     262,773
*   Corp. Financiera Colombiana SA.......................     5,405      33,074
    Grupo Argos SA.......................................    34,814     208,099
    Mineros SA...........................................    12,242       7,925
                                                                    -----------
TOTAL COLOMBIA...........................................               511,871
                                                                    -----------
DENMARK -- (1.4%)
    Alm Brand A.S........................................    21,624     186,138
*   Bang & Olufsen A.S...................................     9,001     132,254
    BankNordik P/F.......................................     1,321      22,158
    Brodrene Hartmann A.S................................       569      24,257
    Columbus A.S.........................................    16,530      33,524
*   D/S Norden A.S.......................................     7,133      99,681
    DFDS A.S.............................................     8,414     397,232
    FLSmidth & Co. A.S...................................    13,033     610,862
    GronlandsBANKEN A.S..................................       210      18,115
*   H+H International A.S., Class B......................     6,838     107,292
    Harboes Bryggeri A.S., Class B.......................       929      11,497
    ISS A.S..............................................    34,088     966,081
    Jyske Bank A.S.......................................    16,497     618,854
    Matas A.S............................................    11,922     135,396
*   NKT A.S..............................................     6,370     115,296
    NNIT A.S.............................................     1,386      39,939
    North Media A.S......................................     1,885      10,303
    Parken Sport & Entertainment A.S.....................     2,080      30,105
    Per Aarsleff Holding A.S.............................     6,767     223,267
    Ringkjoebing Landbobank A.S..........................     9,116     487,930
    Rockwool International A.S., Class A.................       983     228,950
    Rockwool International A.S., Class B.................     2,385     639,695
    RTX A.S..............................................     1,299      34,046
    Scandinavian Tobacco Group A.S., Class A.............    19,548     252,906
    Schouw & Co., A.S....................................     4,011     324,606
    Solar A.S., Class B..................................     1,306      55,230
    Spar Nord Bank A.S...................................    28,409     241,172

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
DENMARK -- (Continued)
    Sydbank A.S.......................................... 17,454 $  403,446
    Tivoli A.S...........................................     39      3,855
*   TK Development A.S................................... 21,717     15,270
    Topdanmark A.S.......................................  8,267    393,876
*   TORM P.L.C...........................................  3,278     20,926
    Tryg A.S............................................. 16,976    433,114
*   Vestjysk Bank A.S.................................... 39,919     14,387
                                                                 ----------
TOTAL DENMARK............................................         7,331,660
                                                                 ----------
FINLAND -- (1.4%)
*   Afarak Group Oyj.....................................  2,312      2,076
    Ahlstrom-Munksjo Oyj.................................  1,768     27,557
    Aktia Bank Oyj....................................... 10,563    114,876
    Amer Sports Oyj...................................... 16,185    718,417
    Apetit Oyj...........................................  1,748     19,228
    Asiakastieto Group Oyj...............................  4,121    107,031
    Aspo Oyj.............................................  4,867     49,359
    Atria Oyj............................................  4,682     44,334
    Bittium Oyj..........................................  5,009     42,997
    Cargotec Oyj, Class B................................  7,354    245,841
    Digia Oyj............................................  2,936      9,765
    Finnair Oyj.......................................... 18,878    158,350
    Fiskars Oyj Abp...................................... 10,426    196,518
    HKScan Oyj, Class A..................................  8,775     19,979
    Huhtamaki Oyj........................................ 30,631  1,009,582
    Kemira Oyj........................................... 31,129    378,615
    Kesko Oyj, Class A...................................  1,756     93,018
    Kesko Oyj, Class B...................................  1,600     92,068
    Konecranes Oyj....................................... 20,681    716,103
    Metsa Board Oyj...................................... 34,502    251,147
    Metso Oyj............................................ 27,264    802,061
    Nokian Renkaat Oyj................................... 17,970    597,848
    Olvi Oyj, Class A....................................  2,214     84,203
    Oriola Oyj, Class B.................................. 35,427     88,159
    Outokumpu Oyj........................................ 96,274    416,083
*   Outotec Oyj.......................................... 13,838     56,808
    Pihlajalinna Oyj.....................................    824      9,718
    Raisio Oyj, Class V.................................. 31,840     97,776
    Ramirent Oyj......................................... 24,382    167,160
    Rapala VMC Oyj.......................................  2,534      9,268
    Sanoma Oyj........................................... 22,832    221,915
    Teleste Oyj..........................................  3,463     26,423
    Tokmanni Group Corp..................................  2,112     20,621
    Uponor Oyj........................................... 15,446    175,820
    YIT Oyj.............................................. 51,808    335,005
                                                                 ----------
TOTAL FINLAND............................................         7,405,729
                                                                 ----------
FRANCE -- (4.3%)
*   Air France-KLM....................................... 56,081    705,468
    AKWEL................................................  2,241     40,364
    Albioma SA...........................................  6,690    149,966
    Altran Technologies SA............................... 45,760    432,275
    APRIL SA.............................................  3,075     74,231
    Arkema SA............................................ 18,073  1,712,370
    Assystem SA..........................................  2,003     65,039
    Axway Software SA....................................  1,894     28,148
*   Baikowski SAS........................................    290      4,860
    Beneteau SA..........................................  5,423     76,857

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
FRANCE -- (Continued)
    Bigben Interactive...................................   4,235 $   49,470
    Boiron SA............................................     186     10,275
    Bonduelle SCA........................................   3,814    137,332
    Burelle SA...........................................      63     70,561
#   Casino Guichard Perrachon SA.........................  12,265    603,479
*   Cegedim SA...........................................   1,195     34,008
*   CGG SA............................................... 137,896    259,151
    Chargeurs SA.........................................   4,449     98,393
    Cie des Alpes........................................   2,015     56,048
    Cie Plastic Omnium SA................................   8,906    244,915
*   Coface SA............................................  26,115    239,848
    Derichebourg SA......................................  28,861    131,627
    Eiffage SA...........................................   9,123    854,699
    Elior Group SA.......................................  30,294    426,434
    Elis SA..............................................  49,743    804,656
    Eramet...............................................   2,084    145,209
    Esso SA Francaise....................................     936     36,493
*   Etablissements Maurel et Prom........................   7,662     30,206
    Europcar Mobility Group..............................  28,544    251,217
    Eutelsat Communications SA...........................  46,088    977,374
    Exel Industries, Class A.............................     396     32,278
    Faurecia SA..........................................  14,364    628,417
    Fleury Michon SA.....................................     380     19,475
*   Fnac Darty S.A. (V7VQL46)............................   4,331    305,026
    Groupe Crit..........................................     634     37,483
    Groupe Open..........................................   1,154     23,094
    Guerbet..............................................   1,201     77,770
    Haulotte Group SA....................................   3,289     32,091
    HERIGE SADCS.........................................     241      6,400
    Iliad SA.............................................   2,619    299,856
    Ingenico Group SA....................................   7,869    428,922
    IPSOS................................................  10,300    238,971
    Jacquet Metal Service SA.............................   2,930     55,274
    Korian SA............................................  14,231    506,184
    Lagardere SCA........................................  27,695    723,629
*   Latecoere SACA.......................................  16,497     59,029
    Laurent-Perrier......................................     630     67,912
    Le Belier............................................     479     18,555
    Linedata Services....................................     327     13,260
    LISI.................................................   5,553    175,824
    Maisons du Monde SA..................................   7,785    200,613
    Maisons France Confort SA............................     794     31,976
    Manitou BF SA........................................   2,169     66,076
    Manutan International................................     765     54,220
    Mersen SA............................................   4,973    162,691
*   METabolic EXplorer SA................................   4,107      7,108
    Mr Bricolage SA......................................     727      5,328
    Neopost SA...........................................   9,667    242,630
    Nexans SA............................................   7,144    213,566
    Nexity SA............................................  11,826    552,330
    NRJ Group............................................   4,442     37,412
*   OL Groupe SA.........................................   4,185     13,225
    PSB Industries SA....................................     290     10,647
    Rexel SA.............................................  88,383  1,007,795
    Robertet SA..........................................     116     72,228
    Rothschild & Co......................................   7,481    247,455
    Samse SA.............................................     101     15,951
    Savencia SA..........................................   1,399     92,789
    SCOR SE..............................................  47,204  1,986,333

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
FRANCE -- (Continued)
    Seche Environnement SA...............................   1,014 $    32,947
    SES SA...............................................  58,532   1,192,955
    Societe BIC SA.......................................   4,093     409,917
*   Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco...........................................   1,091      59,998
    Sopra Steria Group...................................     506      51,164
    SPIE SA..............................................  30,964     466,312
*   Stallergenes Greer P.L.C.............................     846      29,381
    Stef SA..............................................     974      93,941
    Sword Group..........................................   1,280      46,752
    Synergie SA..........................................   1,714      52,983
    Tarkett SA...........................................   9,449     205,477
    Television Francaise 1...............................  18,336     148,646
    Total Gabon..........................................     182      25,915
    Valeo SA.............................................  37,255   1,165,471
#*  Vallourec SA.........................................  86,238     154,919
    Vetoquinol SA........................................     891      52,654
    Vicat SA.............................................   5,492     274,639
    VIEL & Cie SA........................................   3,477      20,016
    Vilmorin & Cie SA....................................   1,543     100,264
*   Virbac SA............................................     262      36,878
    Vranken-Pommery Monopole SA..........................     634      17,060
                                                                  -----------
TOTAL FRANCE.............................................          22,159,085
                                                                  -----------
GERMANY -- (5.1%)
    1&1 Drillisch AG.....................................  13,257     551,592
    7C Solarparken AG....................................   4,148      13,103
    Aareal Bank AG.......................................  16,248     525,405
*   ADVA Optical Networking SE...........................  13,991     119,561
    Allgeier SE..........................................     576      19,752
    Aurubis AG...........................................   9,473     518,792
    Axel Springer SE.....................................   8,165     499,928
    Bauer AG.............................................   2,540      42,526
    BayWa AG.............................................   4,365     119,238
    Bertrandt AG.........................................   1,590     136,408
    Bijou Brigitte AG....................................   1,280      58,312
    Bilfinger SE.........................................   8,089     258,590
    Borussia Dortmund GmbH & Co. KGaA....................  14,558     149,777
    CECONOMY AG..........................................   5,660      26,587
    CENTROTEC Sustainable AG.............................   2,342      31,119
    Cewe Stiftung & Co. KGAA.............................   1,280     112,721
    comdirect bank AG....................................   4,263      49,001
*   Commerzbank AG....................................... 311,524   2,242,155
    Corestate Capital Holding SA.........................   2,886     105,772
    CropEnergies AG......................................   6,697      38,517
    Deutsche Pfandbriefbank AG...........................  41,103     464,254
    Deutz AG.............................................  42,249     300,830
*   Dialog Semiconductor P.L.C...........................  23,703     692,993
    DMG Mori AG..........................................   6,534     328,330
    Draegerwerk AG & Co. KGaA............................     699      33,733
    Duerr AG.............................................   2,614     107,064
    Eckert & Ziegler AG..................................     249      27,233
    Elmos Semiconductor AG...............................   3,728     101,951
    First Sensor AG......................................   1,987      44,470
    FORTEC Elektronik AG.................................     585      13,922
    Fraport AG Frankfurt Airport Services Worldwide......  12,970   1,025,070
    Freenet AG...........................................  36,568     778,716
    GEA Group AG.........................................  45,578   1,255,698
    Gerresheimer AG......................................   1,530     103,613
    Gesco AG.............................................   2,252      62,188

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
GERMANY -- (Continued)
    GFT Technologies SE..................................  2,935 $   25,795
    Grammer AG...........................................    561     24,430
    H&R GmbH & Co. KGaA..................................  1,310     11,992
    Hapag-Lloyd AG.......................................  6,986    176,377
*   Heidelberger Druckmaschinen AG....................... 58,273    118,002
    Hella GmbH & Co KGaA.................................  8,758    398,381
    Highlight Communications AG..........................  1,774     10,122
*   HolidayCheck Group AG................................ 11,225     37,261
    Hornbach Baumarkt AG.................................  2,035     44,288
    Hornbach Holding AG & Co. KGaA.......................  2,631    136,847
    Indus Holding AG.....................................  5,567    276,191
    IVU Traffic Technologies AG..........................  4,491     29,605
    K+S AG............................................... 59,745  1,163,517
    KION Group AG........................................ 19,993  1,154,366
    Kloeckner & Co. SE................................... 21,008    157,014
    Koenig & Bauer AG....................................  2,894    137,372
    Krones AG............................................  3,314    277,173
    KSB SE & Co. KGaA....................................     12      4,042
    KWS Saat SE..........................................    562    177,502
    Lanxess AG........................................... 17,402    957,825
    Leifheit AG..........................................  2,166     58,171
    Leoni AG............................................. 10,209    378,229
*   LPKF Laser & Electronics AG..........................  1,663     10,590
*   Manz AG..............................................    474     13,166
    Mediclin AG..........................................  5,270     33,473
    METRO AG............................................. 56,322    953,131
    MLP SE............................................... 20,468    100,676
*   Nordex SE............................................ 18,876    215,308
    OSRAM Licht AG....................................... 28,719  1,222,046
    Patrizia Immobilien AG............................... 14,619    325,626
    PNE AG............................................... 16,656     45,347
    Puma SE..............................................    217    120,945
    QSC AG............................................... 36,769     57,367
    Rheinmetall AG....................................... 12,040  1,250,598
    RHOEN-KLINIKUM AG....................................  7,982    208,131
    RIB Software SE...................................... 10,200    148,131
    RWE AG............................................... 51,929  1,291,559
    SAF-Holland SA....................................... 14,002    175,090
    Salzgitter AG........................................  9,223    278,653
*   Schaltbau Holding AG.................................  1,244     27,066
    Schloss Wachenheim AG................................    204      4,033
*   SGL Carbon SE........................................  9,662     79,430
    SHW AG...............................................  1,188     27,332
    Sixt Leasing SE......................................  2,437     37,730
    SMA Solar Technology AG..............................  2,710     68,632
*   SMT Scharf AG........................................    967     14,313
    Softing AG...........................................  1,101     10,022
    Software AG.......................................... 13,806    501,592
    Suedzucker AG........................................ 15,374    249,913
*   SUESS MicroTec SE....................................  4,556     53,515
    Surteco Group SE.....................................  1,940     55,299
    Syzygy AG............................................  1,064     11,059
    Takkt AG.............................................  9,644    163,035
*   Talanx AG............................................ 14,635    543,789
*   Tele Columbus AG.....................................  5,946     17,372
*   Tom Tailor Holding SE................................  7,555     18,470
    Traffic Systems SE...................................  1,246     23,931
    United Internet AG...................................  5,963    236,589
    VERBIO Vereinigte BioEnergie AG......................  6,468     51,739

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
GERMANY -- (Continued)
    Vossloh AG...........................................     2,607 $   122,580
    Wacker Chemie AG.....................................     4,104     434,176
    Wacker Neuson SE.....................................     9,369     209,202
    Wuestenrot & Wuerttembergische AG....................     6,846     129,098
    Zeal Network SE......................................     1,828      46,014
                                                                    -----------
TOTAL GERMANY............................................            26,299,191
                                                                    -----------
HONG KONG -- (2.0%)
    Allied Properties HK, Ltd............................   374,000      84,981
*   Applied Development Holdings, Ltd....................   475,000      26,955
    APT Satellite Holdings, Ltd..........................    47,000      20,399
    Asia Financial Holdings, Ltd.........................    32,000      18,798
    Associated International Hotels, Ltd.................    12,000      34,447
    Automated Systems Holdings, Ltd......................   110,400      14,113
    BOC Aviation, Ltd....................................    43,200     367,331
    BOCOM International Holdings Co., Ltd................    79,000      14,222
    BOE Varitronix, Ltd..................................    54,000      13,970
    Bright Smart Securities & Commodities Group, Ltd.....   110,000      24,408
*   Brightoil Petroleum Holdings, Ltd....................   238,000      45,494
    Cathay Pacific Airways, Ltd..........................    44,000      67,735
    Century City International Holdings, Ltd.............   224,000      20,271
    Cheuk Nang Holdings, Ltd.............................    33,451      19,131
    Chevalier International Holdings, Ltd................    20,000      28,813
*   China Energy Development Holdings, Ltd...............   690,000       8,683
    China Everbright Greentech Ltd.......................    97,000      77,015
    China Flavors & Fragrances Co., Ltd..................    52,000      13,523
#   China Goldjoy Group, Ltd............................. 1,344,000      64,578
*   China Tonghai International Financial, Ltd...........   330,000      28,592
    Chong Hing Bank, Ltd.................................    34,000      59,281
    Chow Sang Sang Holdings International, Ltd...........    82,000     120,706
    CHTC Fong's International Co., Ltd...................    32,000       3,936
    Chuang's Consortium International, Ltd...............   180,000      38,133
    CITIC Telecom International Holdings, Ltd............   307,000     111,880
    CK Life Sciences Intl Holdings, Inc..................   618,000      33,178
    CNQC International Holdings, Ltd.....................   115,000      25,260
    CNT Group, Ltd.......................................   150,000       5,742
    CSI Properties, Ltd.................................. 1,310,000      61,978
    CW Group Holdings, Ltd...............................   183,500       4,052
    Dah Sing Banking Group, Ltd..........................    88,000     172,179
    Dah Sing Financial Holdings, Ltd.....................    35,200     195,105
    Eagle Nice International Holdings, Ltd...............    44,000      16,684
    Emperor International Holdings, Ltd..................   270,000      72,570
#*  Esprit Holdings, Ltd.................................   412,300      85,740
    Far East Consortium International, Ltd...............   275,795     123,154
#*  FIH Mobile, Ltd......................................   833,000      90,571
    First Pacific Co., Ltd...............................   548,000     237,677
    Fountain SET Holdings, Ltd...........................   142,000      22,241
    Get Nice Financial Group, Ltd........................   105,050      12,607
    Get Nice Holdings, Ltd............................... 2,022,000      74,859
#*  Global Brands Group Holding, Ltd..................... 1,212,000      61,198
    Goodbaby International Holdings, Ltd.................   231,000      71,558
*   Greenheart Group, Ltd................................    41,800       4,531
    Guoco Group, Ltd.....................................     6,000      77,060
    Guotai Junan International Holdings, Ltd.............   650,000     114,199
#   Haitong International Securities Group, Ltd..........   568,657     199,973
    Hang Lung Group, Ltd.................................   208,000     611,261
    Hanison Construction Holdings, Ltd...................   105,877      19,445
    Harbour Centre Development, Ltd......................    17,000      32,926
    HKR International, Ltd...............................   156,640      76,449

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                            SHARES   VALUE>>
                                                                           --------- --------
HONG KONG -- (Continued)
    Hon Kwok Land Investment Co., Ltd.....................................    54,000 $ 26,104
*   Hong Kong Finance Investment Holding Group, Ltd.......................   274,000   30,718
    Hong Kong International Construction Investment Management Group Co.,
      Ltd.................................................................   112,000   34,135
    Hongkong & Shanghai Hotels, Ltd. (The)................................   134,000  189,621
    Hopewell Holdings, Ltd................................................   118,000  544,118
*   Hsin Chong Group Holdings, Ltd........................................   532,000    4,447
    Hutchison Telecommunications Hong Kong Holdings, Ltd..................   318,000  125,999
    IPE Group, Ltd........................................................    75,000   10,363
    IT, Ltd...............................................................   102,000   55,205
    ITC Properties Group, Ltd.............................................    80,062   21,443
#   Jacobson Pharma Corp., Ltd............................................   180,000   36,285
    Johnson Electric Holdings, Ltd........................................    69,000  157,215
    Kader Holdings Co., Ltd...............................................   136,000   16,219
    Kerry Logistics Network, Ltd..........................................   131,500  206,230
    Kerry Properties, Ltd.................................................   154,000  639,642
    Kingmaker Footwear Holdings, Ltd......................................    74,000   15,812
    Kowloon Development Co., Ltd..........................................    55,000   62,562
    Lai Sun Development Co., Ltd..........................................    49,500   82,635
    Lai Sun Garment International, Ltd....................................    60,200   92,764
*   Landing International Development, Ltd................................   301,200   99,617
    Landsea Green Group Co., Ltd..........................................   264,000   33,374
    Li & Fung, Ltd........................................................ 1,326,000  225,369
    Liu Chong Hing Investment, Ltd........................................    32,000   49,281
#   Luk Fook Holdings International, Ltd..................................    77,000  223,828
    Luks Group Vietnam Holdings Co., Ltd..................................    30,000    7,279
    Lung Kee Bermuda Holdings.............................................    32,000   13,889
    Macau Legend Development, Ltd.........................................   451,000   78,453
#   Melco International Development, Ltd..................................   114,000  267,509
    Midland Holdings, Ltd.................................................   132,000   28,889
    Ming Fai International Holdings, Ltd..................................   106,000   14,186
    Miramar Hotel & Investment............................................    48,000   97,929
    Modern Dental Group, Ltd..............................................   151,000   26,041
*   Mongolian Mining Corp................................................. 1,070,000   18,300
*   NewOcean Energy Holdings, Ltd.........................................   200,000   64,548
*   Pacific Andes International Holdings, Ltd.............................   668,000    2,332
    Pacific Basin Shipping, Ltd........................................... 1,042,000  206,908
    Paliburg Holdings, Ltd................................................    86,000   34,128
    PC Partner Group, Ltd.................................................    28,000   11,179
    PCCW, Ltd.............................................................   501,000  298,240
    Pico Far East Holdings, Ltd...........................................    74,000   27,542
    Polytec Asset Holdings, Ltd...........................................   332,700   35,764
    Public Financial Holdings, Ltd........................................    76,000   31,425
    Regal Hotels International Holdings, Ltd..............................    68,000   43,648
*   Regent Pacific Group, Ltd.............................................   530,000   21,422
    SAS Dragon Holdings, Ltd..............................................    64,000   19,625
    Shangri-La Asia, Ltd..................................................   304,000  396,968
    Singamas Container Holdings, Ltd......................................   432,000   58,711
    Sitoy Group Holdings, Ltd.............................................    81,000   21,674
    SmarTone Telecommunications Holdings, Ltd.............................    54,000   64,111
    Soundwill Holdings, Ltd...............................................    23,500   33,706
*   South China Holdings Co., Ltd.........................................   190,000    4,452
    Stella International Holdings, Ltd....................................    95,500  119,349
#*  Summit Ascent Holdings, Ltd...........................................   158,000   19,391
    Sun Hung Kai & Co., Ltd...............................................   143,000   67,721
    Tao Heung Holdings, Ltd...............................................   133,000   22,741
    Television Broadcasts, Ltd............................................    73,000  136,474
#   Texwinca Holdings, Ltd................................................   112,000   42,831
#*  Town Health International Medical Group, Ltd..........................   764,000   67,179

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
HONG KONG -- (Continued)
    Transport International Holdings, Ltd................    41,600 $   119,850
*   Trinity, Ltd.........................................   118,000       5,138
    Tsui Wah Holdings, Ltd...............................    58,000       6,380
    United Laboratories International Holdings, Ltd.
      (The)..............................................   170,000      96,828
    Value Partners Group, Ltd............................    76,000      56,480
    Vedan International Holdings, Ltd....................    80,000       7,812
    Victory City International Holdings, Ltd............. 1,222,000      16,508
    VSTECS Holdings, Ltd.................................   144,000      69,223
    Wai Kee Holdings, Ltd................................    48,000      26,238
    Win Hanverky Holdings, Ltd...........................    70,000       8,367
    Wing On Co. International, Ltd.......................    20,000      66,481
    Wing Tai Properties, Ltd.............................    72,000      55,262
    Xinyi Glass Holdings, Ltd............................   118,000     143,728
    Yue Yuen Industrial Holdings, Ltd....................   106,000     361,546
                                                                    -----------
TOTAL HONG KONG..........................................            10,256,963
                                                                    -----------
INDIA -- (2.6%)
    Aarti Drugs, Ltd.....................................     1,309      10,797
    ACC, Ltd.............................................       653      13,066
    Adani Enterprises, Ltd...............................    47,929      92,013
*   Adani Gas, Ltd.......................................    47,929      62,169
*   Adani Green Energy, Ltd..............................    36,473      18,064
*   Adani Transmissions, Ltd.............................    24,222      72,742
*   Aditya Birla Capital, Ltd............................    27,987      31,940
    Advanced Enzyme Technologies, Ltd....................     4,649      10,891
    Alembic Pharmaceuticals, Ltd.........................     5,218      43,551
    Alembic, Ltd.........................................    15,848       9,132
*   Allahabad Bank.......................................    15,531       9,909
    Allcargo Logistics, Ltd..............................     6,482       9,624
*   Andhra Bank..........................................    93,956      33,226
    Andhra Sugars, Ltd. (The)............................     1,664       7,270
*   Anveshan Heavy Engineering, Ltd......................       897       1,205
    Apar Industries, Ltd.................................     1,626      14,177
    APL Apollo Tubes, Ltd................................        43         681
    Apollo Hospitals Enterprise, Ltd.....................    17,269     322,262
    Apollo Tyres, Ltd....................................    59,452     171,469
*   Arvind Fashions, Ltd.................................     4,845      67,314
    Arvind, Ltd..........................................    24,226      30,099
    Ashiana Housing, Ltd.................................     3,606       5,829
    Ashok Leyland, Ltd...................................    43,779      50,398
    Atul, Ltd............................................     1,482      72,330
    Aurobindo Pharma, Ltd................................     5,203      57,543
*   Bajaj Hindusthan Sugar, Ltd..........................   136,477      15,389
    Balaji Telefilms, Ltd................................     4,057       5,219
    Balmer Lawrie & Co., Ltd.............................     8,795      23,176
*   Balrampur Chini Mills, Ltd...........................    24,147      34,877
    Banco Products India, Ltd............................     3,807       9,073
*   Bank of Baroda.......................................    92,428     147,303
*   Bank of Maharashtra..................................    85,464      17,703
    Bannari Amman Sugars, Ltd............................       400       8,376
    BEML, Ltd............................................     1,599      17,919
    Bharat Electronics, Ltd..............................    86,675     102,424
    Bharat Heavy Electricals, Ltd........................   142,826     129,944
    Birla Corp., Ltd.....................................     4,098      27,986
    Bliss Gvs Pharma, Ltd................................     9,745      21,280
    Bodal Chemicals, Ltd.................................     4,733       7,164
    Borosil Glass Works, Ltd.............................     2,927       8,726
    Brigade Enterprises, Ltd.............................     7,735      22,921
    Can Fin Homes, Ltd...................................     2,961      10,534

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
    Carborundum Universal, Ltd...........................   3,247 $ 15,913
    Ceat, Ltd............................................   4,557   69,399
    Century Textiles & Industries, Ltd...................   3,284   36,777
    Chambal Fertilizers & Chemicals, Ltd.................  29,997   76,137
    Chennai Super Kings Cricket, Ltd.....................  33,314      198
    Cholamandalam Investment and Finance Co., Ltd........   5,830   96,237
    City Union Bank, Ltd.................................  48,183  129,149
    Cochin Shipyard, Ltd.................................   5,431   27,813
*   Coffee Day Enterprises, Ltd..........................   3,001   11,296
*   Cox & Kings Financial Service, Ltd...................   5,878    5,380
    Cox & Kings, Ltd.....................................  17,636   38,391
    Cyient, Ltd..........................................  10,755   92,101
    DCB Bank, Ltd........................................  35,470   89,179
    DCM Shriram, Ltd.....................................   8,218   39,300
    Deepak Nitrite, Ltd..................................   5,821   18,187
    Delta Corp., Ltd.....................................   9,086   29,697
*   DEN Networks, Ltd....................................  13,897   13,999
*   Dena Bank............................................ 146,540   25,885
    Dewan Housing Finance Corp., Ltd.....................  32,603   62,159
    Dhanuka Agritech, Ltd................................   1,860   11,075
    Dish TV India, Ltd...................................  89,232   29,596
*   Dishman Carbogen Amcis, Ltd..........................   9,244   26,809
    DLF, Ltd.............................................  84,558  196,545
    eClerx Services, Ltd.................................   2,967   45,044
    EID Parry India, Ltd.................................  10,423   29,933
    EIH, Ltd.............................................  22,745   64,461
    Engineers India, Ltd.................................  27,526   43,862
    Entertainment Network India, Ltd.....................     956    7,355
    Escorts, Ltd.........................................   6,385   59,644
    Essel Propack, Ltd...................................  12,158   18,811
    Excel Industries, Ltd................................     588    9,614
    Exide Industries, Ltd................................  17,246   55,176
*   FDC, Ltd.............................................   6,847   15,900
    Federal Bank, Ltd.................................... 305,791  369,476
*   Federal-Mogul Goetze India, Ltd......................   2,233   16,049
    Finolex Cables, Ltd..................................   4,481   26,095
    Finolex Industries, Ltd..............................   6,297   45,389
    Firstsource Solutions, Ltd...........................  49,505   34,276
*   Fortis Healthcare, Ltd...............................  72,224  137,849
*   Future Enterprises, Ltd..............................  26,832   13,620
    Gabriel India, Ltd...................................   5,953   12,088
    Gateway Distriparks, Ltd.............................   6,831    9,887
*   Gayatri Projects, Ltd................................  10,332   25,052
    Geojit Financial Services, Ltd.......................   9,677    5,100
    GHCL, Ltd............................................   6,025   21,246
    GIC Housing Finance, Ltd.............................   4,302   14,522
    Glenmark Pharmaceuticals, Ltd........................  20,546  188,938
    Godfrey Phillips India, Ltd..........................   2,053   26,851
    Granules India, Ltd..................................  24,708   31,796
    Great Eastern Shipping Co., Ltd. (The)...............  12,230   52,006
    Greaves Cotton, Ltd..................................  12,934   22,424
    Gujarat Alkalies & Chemicals, Ltd....................   3,823   27,447
    Gujarat Ambuja Exports, Ltd..........................   5,661   16,604
    Gujarat Fluorochemicals, Ltd.........................   5,043   61,460
    Gujarat Mineral Development Corp., Ltd...............  25,917   31,082
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd..   8,616   39,850
    Gujarat Pipavav Port, Ltd............................  36,112   43,066
    Gujarat State Petronet, Ltd..........................  17,504   43,877
*   Hathway Cable & Datacom, Ltd.........................  53,718   24,219

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
    HBL Power Systems, Ltd...............................  28,986 $ 10,700
    HeidelbergCement India, Ltd..........................   9,822   20,520
    Heritage Foods, Ltd..................................   1,009    7,065
    Hikal, Ltd...........................................   9,005   19,353
    HIL, Ltd.............................................     480   12,919
    Himachal Futuristic Communications, Ltd.............. 103,165   33,168
    Himadri Speciality Chemical, Ltd.....................   6,520   10,761
    Himatsingka Seide, Ltd...............................   2,776    7,854
    Hinduja Global Solutions, Ltd........................   1,469   12,959
    HSIL, Ltd............................................   5,251   18,272
    Huhtamaki PPL, Ltd...................................   2,798    6,854
    I G Petrochemicals, Ltd..............................   1,550    6,594
*   IDFC First Bank, Ltd................................. 293,401  186,614
    IDFC, Ltd............................................ 193,597  108,556
*   IFCI, Ltd............................................  53,381   10,165
    IIFL Holdings, Ltd...................................  13,052   79,701
*   IL&FS Transportation Networks, Ltd...................  16,134    1,695
    India Cements, Ltd. (The)............................  48,461   57,623
    Indiabulls Housing Finance, Ltd......................  40,187  375,876
    Indiabulls Integrated Services, Ltd..................   3,287   13,703
*   Indian Bank..........................................  19,369   61,549
    Indian Hotels Co., Ltd. (The)........................  18,518   37,119
    Indian Hume Pipe Co., Ltd............................   4,202   19,578
*   Indian Overseas Bank.................................  48,787    9,446
    Indo Count Industries, Ltd...........................   8,158    5,328
    Indoco Remedies, Ltd.................................   2,710    7,006
    INEOS Styrolution India, Ltd.........................   1,405   12,557
    Ingersoll-Rand India, Ltd............................   1,657   13,732
*   Inox Leisure, Ltd....................................   8,188   29,872
*   Inox Wind, Ltd.......................................   9,662    9,267
*   Intellect Design Arena, Ltd..........................   7,679   19,543
*   International Paper APPM, Ltd........................   1,693   11,377
    Ipca Laboratories, Ltd...............................  10,160  109,163
    ITD Cementation India, Ltd...........................   5,292    8,722
    J Kumar Infraprojects, Ltd...........................   5,857    8,807
    Jagran Prakashan, Ltd................................  17,230   24,983
    Jai Corp., Ltd.......................................  13,925   19,934
    Jain Irrigation Systems, Ltd.........................  70,388   60,910
*   Jammu & Kashmir Bank, Ltd. (The).....................  39,640   22,789
    JB Chemicals & Pharmaceuticals, Ltd..................   3,415   15,187
    Jindal Saw, Ltd......................................  28,520   35,768
*   Jindal Stainless Hisar, Ltd..........................   6,241    6,905
*   Jindal Stainless, Ltd................................  31,443   12,140
*   Jindal Steel & Power, Ltd............................  67,984  129,765
    JK Cement, Ltd.......................................   2,985   29,850
    JK Lakshmi Cement, Ltd...............................   4,450   18,529
    JK Paper, Ltd........................................  12,273   23,538
    JM Financial, Ltd....................................  37,220   40,660
    JMC Projects India, Ltd..............................   5,725    7,408
*   JSW Energy, Ltd......................................  84,735   79,854
    Jubilant Life Sciences, Ltd..........................  13,841  137,103
*   Just Dial, Ltd.......................................   4,967   33,568
    Kalpataru Power Transmission, Ltd....................   5,875   30,357
    Karnataka Bank, Ltd. (The)...........................  30,949   52,318
    Karur Vysya Bank, Ltd. (The).........................  66,610   82,873
    Kaveri Seed Co., Ltd.................................   2,134   17,976
    KCP, Ltd. (The)......................................   5,424    6,696
    KEC International, Ltd...............................   4,527   15,640
    KEI Industries, Ltd..................................   5,770   29,227

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
*   Kesoram Industries, Ltd..............................   8,765 $  8,770
*   Kiri Industries, Ltd.................................   1,161    6,654
    Kirloskar Brothers, Ltd..............................   3,469    6,839
    Kolte-Patil Developers, Ltd..........................   3,052   11,321
*   KPIT Engineering, Ltd................................  27,966   34,486
    KPIT Technologies, Ltd...............................  27,966   44,788
    KPR Mill, Ltd........................................   2,394   17,730
    KRBL, Ltd............................................   6,415   30,258
    KSB, Ltd.............................................   1,337   13,170
    L&T Finance Holdings, Ltd............................  63,253  117,371
    Lakshmi Machine Works, Ltd...........................     394   29,896
*   Lakshmi Vilas Bank, Ltd. (The).......................   9,041    8,299
    Laurus Labs, Ltd.....................................   4,742   24,774
    LG Balakrishnan & Bros, Ltd..........................   1,438    8,267
    LIC Housing Finance, Ltd.............................  58,793  373,687
    Linde India, Ltd.....................................   3,348   22,393
    Lumax Auto Technologies, Ltd.........................   5,275   11,268
    Maharashtra Seamless, Ltd............................   3,404   22,194
*   Mahindra CIE Automotive, Ltd.........................  19,585   64,862
    Mahindra Holidays & Resorts India, Ltd...............   3,898   11,265
    Mahindra Lifespace Developers, Ltd...................   5,046   27,527
    Maithan Alloys, Ltd..................................   1,147    5,755
    Manappuram Finance, Ltd..............................  90,129  117,627
    Marksans Pharma, Ltd.................................  41,168   14,854
    Mastek, Ltd..........................................   2,556   14,804
*   Max India, Ltd.......................................  17,756   21,408
    Mayur Uniquoters, Ltd................................   2,063   10,816
    McLeod Russel India, Ltd.............................   8,584   11,711
    Merck, Ltd...........................................   1,383   64,344
    Minda Corp., Ltd.....................................   6,340   12,599
    MM Forgings, Ltd.....................................   1,438   10,305
    MOIL, Ltd............................................   5,375   12,200
    Mphasis, Ltd.........................................   5,766   80,562
    MRF, Ltd.............................................      62   53,461
*   Music Broadcast, Ltd.................................   2,669   11,092
    Muthoot Finance, Ltd.................................  24,216  172,144
    National Aluminium Co., Ltd..........................  84,556   70,394
    Nava Bharat Ventures, Ltd............................  20,038   30,248
    Navneet Education, Ltd...............................   6,550    9,750
    NCC, Ltd.............................................  83,988   94,260
    NESCO, Ltd...........................................   2,733   17,224
    NIIT Technologies, Ltd...............................   3,126   57,762
*   NIIT, Ltd............................................  12,442   14,591
    Nilkamal, Ltd........................................   1,710   32,574
    NOCIL, Ltd...........................................  11,119   22,836
    Oberoi Realty, Ltd...................................   5,229   32,769
    Odisha Cement, Ltd...................................   9,063  131,893
    Omaxe, Ltd...........................................   6,338   18,990
*   Oriental Bank of Commerce............................  20,033   27,169
    Oriental Carbon & Chemicals, Ltd.....................   1,088   17,624
    Paisalo Digital, Ltd.................................   2,324    9,907
    Parag Milk Foods, Ltd................................   5,742   16,779
    PC Jeweller, Ltd.....................................  12,602   13,089
    Persistent Systems, Ltd..............................   9,041   77,344
    Petronet LNG, Ltd.................................... 100,509  321,795
    Pfizer, Ltd..........................................   1,821   77,819
    Phillips Carbon Black, Ltd...........................   8,230   20,333
    Piramal Enterprises, Ltd.............................     816   23,228
    PNB Housing Finance, Ltd.............................   4,483   56,923

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
    PNC Infratech, Ltd...................................   4,902 $  9,783
    Polyplex Corp., Ltd..................................   1,537   10,582
    Power Finance Corp., Ltd............................. 121,025  175,817
    Power Mech Projects, Ltd.............................     880   10,388
    Praj Industries, Ltd.................................  14,719   27,194
    Prestige Estates Projects, Ltd.......................  25,451   71,613
    PTC India, Ltd.......................................  42,176   46,164
    Quick Heal Technologies, Ltd.........................   3,225    8,618
    Rain Commodities, Ltd................................  25,025   42,035
    Rajesh Exports, Ltd..................................   8,296   71,036
    Rallis India, Ltd....................................   9,419   21,287
    Ramco Cements, Ltd. (The)............................   8,380   71,233
*   Ramco Systems, Ltd...................................   1,448    4,733
    Rane Holdings, Ltd...................................     319    4,561
    Rashtriya Chemicals & Fertilizers, Ltd...............  39,338   35,280
    Ratnamani Metals & Tubes, Ltd........................   2,824   34,840
    Raymond, Ltd.........................................   5,379   56,948
    REC, Ltd............................................. 136,621  239,385
    Redington India, Ltd.................................  52,396   53,959
*   Reliance Communications, Ltd......................... 235,400   39,953
    Reliance Home Finance, Ltd...........................  36,414   18,116
*   Reliance Power, Ltd..................................  60,076   22,393
*   Religare Enterprises, Ltd............................  23,864    7,192
    Repco Home Finance, Ltd..............................   7,631   43,134
    Sadbhav Engineering, Ltd.............................  14,474   39,430
    Sagar Cements, Ltd...................................   1,098    9,012
*   Sanwaria Consumer, Ltd...............................  48,465    6,604
    Sarda Energy & Minerals, Ltd.........................   1,792    6,039
    Sasken Technologies, Ltd.............................     912    8,123
    Savita Oil Technologies, Ltd.........................     410    5,823
*   Sequent Scientific, Ltd..............................  10,344   12,129
    SH Kelkar & Co., Ltd.................................   2,898    6,819
    Shanthi Gears, Ltd...................................   3,881    6,660
    Sharda Cropchem, Ltd.................................   3,427   15,257
    Shilpa Medicare, Ltd.................................   4,949   26,528
*   Shipping Corp. of India, Ltd.........................  20,352   11,687
*   Shree Renuka Sugars, Ltd.............................  64,096    9,261
    Shriram City Union Finance, Ltd......................   3,568   83,879
    Shriram Transport Finance Co., Ltd...................  23,864  342,335
*   Sintex Plastics Technology, Ltd......................  30,006    8,705
    SML ISUZU, Ltd.......................................     912    7,617
    Sobha, Ltd...........................................  10,498   69,477
    Somany Ceramics, Ltd.................................   1,443    6,969
    South Indian Bank, Ltd. (The)........................  47,261    8,808
    Srei Infrastructure Finance, Ltd.....................  37,294   15,454
    SRF, Ltd.............................................   3,017   85,203
*   Steel Authority of India, Ltd........................  49,525   32,916
    Strides Pharma Science, Ltd..........................   7,333   47,527
    Sunteck Realty, Ltd..................................   5,883   28,609
    Supreme Petrochem, Ltd...............................   3,109    8,440
    Suven Life Sciences, Ltd.............................   9,199   25,054
*   Syndicate Bank.......................................  56,590   29,444
    TAKE Solutions, Ltd..................................  10,021   19,644
    Tamil Nadu Newsprint & Papers, Ltd...................   5,361   16,562
    Tata Chemicals, Ltd..................................  17,002  161,381
    Tata Global Beverages, Ltd...........................  69,777  199,451
*   Techno Electric & Engineering Co., Ltd...............   5,362   18,245
*   Tejas Networks, Ltd..................................   6,538   14,656
    Thirumalai Chemicals, Ltd............................   9,560   10,582

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
INDIA -- (Continued)
    Thomas Cook India, Ltd...............................     7,399 $    22,952
    TI Financial Holdings, Ltd...........................     8,908      55,485
    Tide Water Oil Co India, Ltd.........................       235      16,884
    Time Technoplast, Ltd................................    20,605      28,033
    Timken India, Ltd....................................     1,321      10,502
    Tourism Finance Corp. of India, Ltd..................     5,916      11,112
    Transport Corp. of India, Ltd........................     3,428      13,403
    Trident, Ltd.........................................    16,613      15,622
*   Triveni Engineering & Industries, Ltd................    29,533      17,500
    Tube Investments of India, Ltd.......................    11,721      55,897
*   TV18 Broadcast, Ltd..................................    70,676      32,614
    TVS Srichakra, Ltd...................................       255       8,397
    Uflex, Ltd...........................................     7,003      24,851
    Unichem Laboratories, Ltd............................     7,322      21,092
*   Union Bank of India..................................    29,163      34,190
    UPL, Ltd.............................................    63,440     702,088
    VA Tech Wabag, Ltd...................................     2,666      11,188
    Vaibhav Global, Ltd..................................     1,075      10,023
    Vardhman Textiles, Ltd...............................     4,293      64,556
    Vesuvius India, Ltd..................................       656      10,622
    Vijaya Bank..........................................    67,007      41,780
    Vindhya Telelinks, Ltd...............................       513      11,627
    Visaka Industries, Ltd...............................     1,294       6,786
*   Vodafone Idea, Ltd...................................    85,833      36,435
    VST Tillers Tractors, Ltd............................       380       8,648
    Welspun Corp., Ltd...................................    15,728      23,107
    Welspun Enterprises, Ltd.............................     9,490      13,151
    Welspun India, Ltd...................................    50,338      42,781
    West Coast Paper Mills, Ltd..........................     3,403      13,160
*   Wockhardt, Ltd.......................................     6,164      38,379
    Wonderla Holidays, Ltd...............................     1,852       7,389
    Zee Learn, Ltd.......................................    20,982       8,185
    Zensar Technologies, Ltd.............................    10,425      32,899
                                                                    -----------
TOTAL INDIA..............................................            13,643,716
                                                                    -----------
INDONESIA -- (0.6%)
    Adaro Energy Tbk PT.................................. 2,292,300     229,080
    AKR Corporindo Tbk PT................................    44,400      16,728
*   Alam Sutera Realty Tbk PT............................ 2,956,900      75,418
    Aneka Tambang Tbk PT................................. 1,917,480     133,166
    Astra Otoparts Tbk PT................................   172,500      19,339
*   Bank Artha Graha Internasional Tbk PT................ 2,457,100      14,252
*   Bank Bukopin Tbk.....................................   815,700      21,291
    Bank Maybank Indonesia Tbk PT........................ 1,173,000      20,689
*   Bank Pan Indonesia Tbk PT............................   863,600      87,205
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT.   351,000      58,623
    Bank Pembangunan Daerah Jawa Timur Tbk PT............   853,700      45,570
*   Bank Permata Tbk PT..................................   726,176      52,524
    Bank Tabungan Negara Persero Tbk PT..................   865,100     170,442
    Blue Bird Tbk PT.....................................   117,500      22,538
*   Bumi Serpong Damai Tbk PT............................ 1,460,000     139,475
    Ciputra Development Tbk PT........................... 2,573,686     180,020
*   City Retail Developments Tbk PT......................   652,600       4,203
*   Delta Dunia Makmur Tbk PT............................   888,000      41,150
*   Eagle High Plantations Tbk PT........................ 2,012,700      28,849
    Elnusa Tbk PT........................................   671,700      17,537
    Erajaya Swasembada Tbk PT............................   353,600      58,124
*   Gajah Tunggal Tbk PT.................................   335,500      19,259
*   Garuda Indonesia Persero Tbk PT...................... 1,423,000      46,264

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                       SHARES    VALUE>>
                                                                      --------- ----------
INDONESIA -- (Continued)
    Indah Kiat Pulp & Paper Corp. Tbk PT.............................    52,700 $   49,346
    Indika Energy Tbk PT.............................................   467,500     71,584
    Indo Tambangraya Megah Tbk PT....................................    13,400     21,916
    Indofood Sukses Makmur Tbk PT....................................   114,700     63,798
*   Indo-Rama Synthetics Tbk PT......................................    25,700     12,734
    Jaya Real Property Tbk PT........................................   516,300     21,454
    KMI Wire & Cable Tbk PT..........................................   369,600      8,099
*   Krakatau Steel Persero Tbk PT....................................   704,932     24,954
*   Lippo Cikarang Tbk PT............................................    60,600     10,344
    Lippo Karawaci Tbk PT............................................ 1,082,500     21,666
    Malindo Feedmill Tbk PT..........................................   211,700     26,681
*   Medco Energi Internasional Tbk PT................................ 1,479,266    107,351
    Media Nusantara Citra Tbk PT.....................................   874,700     53,077
    Metrodata Electronics Tbk PT.....................................   302,100     19,370
*   Mitra Pinasthika Mustika Tbk PT..................................   159,500     10,404
*   MNC Investama Tbk PT............................................. 4,669,700     26,056
*   MNC Land Tbk PT.................................................. 2,125,500     20,575
*   Multistrada Arah Sarana Tbk PT...................................   487,000     26,525
    Pan Brothers Tbk PT..............................................   807,100     32,033
*   Panin Financial Tbk PT........................................... 4,432,900     96,716
*   Panin Insurance Tbk PT...........................................   227,600     18,595
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT............   775,500     81,627
    PP Properti Tbk PT............................................... 3,132,400     35,480
*   Rimo International Lestari Tbk PT................................ 4,191,900     40,205
    Salim Ivomas Pratama Tbk PT......................................   511,500     18,687
*   Sentul City Tbk PT............................................... 4,829,400     42,724
    Sri Rejeki Isman Tbk PT.......................................... 1,787,400     43,469
    Summarecon Agung Tbk PT..........................................   928,900     68,910
*   Surya Esa Perkasa Tbk PT......................................... 1,024,500     29,817
    Surya Semesta Internusa Tbk PT...................................   835,700     29,200
    Tempo Scan Pacific Tbk PT........................................   117,300     12,791
*   Tiga Pilar Sejahtera Food Tbk....................................   413,000      3,724
    Timah Tbk PT.....................................................   656,400     60,569
    Tiphone Mobile Indonesia Tbk PT..................................   247,700     14,580
*   Trada Alam Minera Tbk PT......................................... 3,776,600     57,445
    Tunas Baru Lampung Tbk PT........................................   599,800     41,449
*   Vale Indonesia Tbk PT............................................    79,900     22,161
    Waskita Beton Precast Tbk PT..................................... 1,998,800     55,109
    Waskita Karya Persero Tbk PT.....................................   674,400     95,758
    Wijaya Karya Persero Tbk PT......................................   837,300    113,973
*   XL Axiata Tbk PT.................................................   656,900    102,001
                                                                                ----------
TOTAL INDONESIA......................................................            3,214,703
                                                                                ----------
IRELAND -- (0.8%)
    Bank of Ireland Group P.L.C......................................   376,009  2,256,268
    C&C Group P.L.C..................................................   122,385    463,213
*   Cairn Homes P.L.C................................................    35,390     52,590
    FBD Holdings P.L.C...............................................     9,915     94,408
*   Independent News & Media P.L.C...................................    94,943      7,042
    Paddy Power Betfair P.L.C........................................    12,249  1,000,524
*   Permanent TSB Group Holdings P.L.C...............................    37,825     71,159
                                                                                ----------
TOTAL IRELAND........................................................            3,945,204
                                                                                ----------
ISRAEL -- (0.5%)
    Afcon Holdings, Ltd..............................................       237     10,802
    Africa Israel Residences, Ltd....................................       561      9,660
    Ashtrom Group, Ltd...............................................     2,415     12,039
    Ashtrom Properties, Ltd..........................................     6,570     29,275

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                      SHARES   VALUE>>
                                                                      ------- ----------
ISRAEL -- (Continued)
*   Azorim-Investment Development & Construction Co., Ltd............  33,567 $   33,426
    Carasso Motors, Ltd..............................................   3,347     15,670
*   Clal Insurance Enterprises Holdings, Ltd.........................   4,790     70,453
    Delek Group, Ltd.................................................     672    117,263
    Delta-Galil Industries, Ltd......................................   2,465     71,305
    Dexia Israel Bank, Ltd...........................................     159     30,198
    Dor Alon Energy in Israel 1988, Ltd..............................     748     10,460
*   El Al Israel Airlines............................................  74,521     23,855
*   Energix-Renewable Energies, Ltd..................................   3,545      4,888
*   First International Bank Of Israel, Ltd..........................  12,464    295,119
    Formula Systems 1985, Ltd........................................   1,657     66,847
    Fox Wizel, Ltd...................................................   2,151     52,071
    Hadera Paper, Ltd................................................     427     31,933
    Harel Insurance Investments & Financial Services, Ltd............  24,709    172,425
    Israel Discount Bank, Ltd., Class A..............................  37,946    134,209
*   Israel Land Development Co., Ltd. (The)..........................   1,241      8,937
    Isras Investment Co., Ltd........................................     394     45,854
    Jerusalem Oil Exploration........................................   1,873    117,768
    Kenon Holdings, Ltd..............................................   3,299     60,405
    Mediterranean Towers, Ltd........................................  17,414     30,997
    Meitav Dash Investments, Ltd.....................................   4,790     14,070
    Menora Mivtachim Holdings, Ltd...................................   5,669     69,271
    Migdal Insurance & Financial Holding, Ltd........................  90,712     83,141
    Naphtha Israel Petroleum Corp., Ltd..............................   6,059     41,176
    Nawi Brothers, Ltd...............................................   2,124     11,979
*   Neto ME Holdings, Ltd............................................     264     24,066
    Oil Refineries, Ltd.............................................. 346,176    168,631
*   Partner Communications Co., Ltd..................................  20,307     92,150
    Paz Oil Co., Ltd.................................................   1,677    250,840
    Phoenix Holdings, Ltd. (The).....................................  20,746    116,641
*   Shikun & Binui, Ltd..............................................  38,420     70,266
    Summit Real Estate Holdings, Ltd.................................   7,454     69,936
*   Union Bank of Israel.............................................   3,930     17,031
    YH Dimri Construction & Development, Ltd.........................     767     11,371
                                                                              ----------
TOTAL ISRAEL.........................................................          2,496,428
                                                                              ----------
ITALY -- (2.5%)
    A2A SpA.......................................................... 426,529    778,256
    ACEA SpA.........................................................  14,080    215,231
*   Aeffe SpA........................................................   5,253     17,024
    Anima Holding SpA................................................  84,236    346,556
*   Arnoldo Mondadori Editore SpA....................................  42,175     81,507
    Ascopiave SpA....................................................  16,429     60,613
*   Astaldi SpA......................................................   6,192      5,615
    Autostrade Meridionali SpA.......................................     328     10,967
    Avio SpA.........................................................   4,608     61,678
*   Banca Carige SpA.................................................  22,275         38
    Banca Finnat Euramerica SpA......................................  17,949      7,096
    Banca IFIS SpA...................................................   4,006     77,016
*   Banca Monte dei Paschi di Siena SpA..............................   7,614     10,787
    Banca Popolare di Sondrio SCPA................................... 126,467    337,430
    Banca Profilo SpA................................................ 114,968     20,905
    Banca Sistema SpA................................................  15,855     26,005
*   Banco BPM SpA.................................................... 426,597    828,087
    Banco di Desio e della Brianza SpA...............................   6,054     12,531
*   BF SpA...........................................................   7,454     20,640
    BPER Banca....................................................... 112,226    380,324
    Buzzi Unicem SpA.................................................  18,218    348,038
    Cairo Communication SpA..........................................  21,556     93,859

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
ITALY -- (Continued)
    Cementir Holding SpA.................................    14,519 $    98,908
    CIR-Compagnie Industriali Riunite SpA................   113,326     131,326
    Credito Emiliano SpA.................................    23,619     134,589
*   Credito Valtellinese SpA............................. 2,051,363     153,547
    Danieli & C Officine Meccaniche SpA..................     3,068      63,233
    Emak SpA.............................................    24,049      36,047
    ERG SpA..............................................    13,082     256,307
    Esprinet SpA.........................................     7,745      34,149
*   Eurotech SpA.........................................     6,133      24,899
    Falck Renewables SpA.................................    31,676     101,525
*   Fincantieri SpA......................................   128,750     149,017
    FNM SpA..............................................    40,686      24,614
    Geox SpA.............................................    17,855      26,584
    Hera SpA.............................................   208,898     705,980
*   IMMSI SpA............................................    62,616      31,942
    Infrastrutture Wireless Italiane SpA.................    16,627     132,365
    IVS Group SA.........................................     2,609      32,966
    La Doria SpA.........................................     3,265      32,204
    Leonardo SpA.........................................    20,278     196,495
    Massimo Zanetti Beverage Group SpA...................     4,097      29,609
*   Mediaset SpA.........................................    91,865     301,896
    Mediobanca Banca di Credito Finanziario SpA..........   181,748   1,583,888
    Nice SpA.............................................     4,797      19,112
*   Openjobmetis SpA agenzia per il lavoro...............     2,188      20,070
*   OVS SpA..............................................    12,658      19,314
    Piaggio & C SpA......................................    41,919      96,282
    Poste Italiane SpA...................................    54,207     466,814
    Reno de Medici SpA...................................    44,457      37,377
    Retelit SpA..........................................    24,622      43,321
    Sabaf SpA............................................     1,702      29,827
    SAES Getters SpA.....................................     2,266      51,683
*   Saipem SpA...........................................   177,431     843,508
    Salini Impregilo SpA.................................    29,497      64,879
    Saras SpA............................................   156,519     333,495
    Sesa SpA.............................................     1,512      45,484
    Societa Cattolica di Assicurazioni SC................    44,770     413,116
    Societa Iniziative Autostradali e Servizi SpA........    21,723     334,340
*   Sogefi SpA...........................................    11,260      23,603
    SOL SpA..............................................     4,301      55,167
    Tod's SpA............................................     1,877      87,360
#*  TREVI - Finanziaria Industriale SpA..................     9,084       3,302
    TXT e-solutions SpA..................................     1,943      21,231
    Unione di Banche Italiane SpA........................   290,287     744,797
    Unipol Gruppo SpA....................................   113,176     518,169
    UnipolSai Assicurazioni SpA..........................   164,511     410,649
                                                                    -----------
TOTAL ITALY..............................................            12,705,193
                                                                    -----------
JAPAN -- (18.5%)
    77 Bank, Ltd. (The)..................................    17,200     303,013
    A&D Co., Ltd.........................................     3,400      21,532
    Achilles Corp........................................     4,400      80,408
    AD Works Co., Ltd....................................    30,600       9,835
    Adastria Co., Ltd....................................     5,600     102,909
    ADEKA Corp...........................................    24,800     391,228
    Advan Co., Ltd.......................................       600       5,179
    Aeria, Inc...........................................     2,900      14,887
    AFC-HD AMS Life Science Co., Ltd.....................     1,800      11,967
    AGS Corp.............................................     1,900      11,365
    Ahresty Corp.........................................     4,400      26,332

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Aichi Bank, Ltd. (The)...............................  2,300 $ 74,997
    Aichi Corp........................................... 13,400   73,781
    Aichi Steel Corp.....................................  3,600  113,474
    Aichi Tokei Denki Co., Ltd...........................    600   20,876
    Aida Engineering, Ltd................................ 13,600   98,313
*   Aiful Corp........................................... 94,800  242,556
    Air Water, Inc....................................... 13,100  218,552
    Airport Facilities Co., Ltd..........................  7,000   34,422
    Aisan Industry Co., Ltd.............................. 11,200   77,528
    Akatsuki Corp........................................  5,800   15,786
*   Akebono Brake Industry Co., Ltd...................... 16,900   25,738
    Akita Bank, Ltd. (The)...............................  5,100  102,401
    Albis Co., Ltd.......................................  1,200   26,812
    Alconix Corp.........................................  7,000   72,590
    Alinco, Inc..........................................  4,500   39,060
    Alpen Co., Ltd.......................................  5,900   90,545
    Alpha Corp...........................................  1,100   12,747
    Alps Logistics Co., Ltd..............................  4,800   34,737
    Amiyaki Tei Co., Ltd.................................    500   16,529
    Anabuki Kosan, Inc...................................    600   15,222
    AOI Electronics Co., Ltd.............................    700   16,463
    AOI TYO Holdings, Inc................................  6,500   50,448
    AOKI Holdings, Inc................................... 11,400  134,277
    Aomori Bank, Ltd. (The)..............................  5,300  136,488
    Aoyama Trading Co., Ltd.............................. 13,000  324,838
    Arakawa Chemical Industries, Ltd.....................  5,500   67,054
    Arata Corp...........................................  3,800  152,289
    Arcland Sakamoto Co., Ltd............................  8,900  111,930
    Arcs Co., Ltd........................................ 11,500  256,901
    Arealink Co., Ltd....................................  3,400   43,909
    Artnature, Inc.......................................  6,100   34,460
    Asahi Broadcasting Group Holdings Corp...............  2,400   15,527
    Asahi Diamond Industrial Co., Ltd.................... 17,100  113,422
    Asahi Holdings, Inc..................................  6,900  147,148
    Asahi Kogyosha Co., Ltd..............................  1,300   35,622
    Asahi Printing Co., Ltd..............................  3,000   27,700
    ASAHI YUKIZAI Corp...................................  5,300   72,587
    Asanuma Corp.........................................  2,700   73,478
    Asax Co., Ltd........................................  2,400   12,248
    Ashimori Industry Co., Ltd...........................    900   12,129
    Asia Pile Holdings Corp.............................. 10,700   65,246
    ASKA Pharmaceutical Co., Ltd.........................  5,900   60,967
    Asunaro Aoki Construction Co., Ltd...................  4,500   41,138
    Autobacs Seven Co., Ltd.............................. 13,700  229,387
    Awa Bank, Ltd. (The)................................. 11,200  310,237
    Bando Chemical Industries, Ltd.......................  9,500   95,058
    Bank of Iwate, Ltd. (The)............................  4,900  148,814
    Bank of Kochi, Ltd. (The)............................  1,000    6,972
    Bank of Nagoya, Ltd. (The)...........................  3,800  110,412
    Bank of Okinawa, Ltd. (The)..........................  6,480  185,045
    Bank of Saga, Ltd. (The).............................  4,300   68,344
    Bank of the Ryukyus, Ltd............................. 14,400  150,309
    Bank of Toyama, Ltd. (The)...........................    700   20,208
    Belluna Co., Ltd..................................... 13,900  131,424
    Bookoff Group Holdings, Ltd..........................  2,300   15,840
    Bunka Shutter Co., Ltd............................... 17,800  122,504
    C Uyemura & Co., Ltd.................................    900   55,117
    Canon Electronics, Inc...............................  5,400   88,778
    Carlit Holdings Co., Ltd.............................  5,500   40,883

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                      SHARES VALUE>>
                                                                      ------ --------
JAPAN -- (Continued)
    Cawachi, Ltd.....................................................  4,800 $ 94,240
    Central Glass Co., Ltd........................................... 12,300  271,243
    Chiba Kogyo Bank, Ltd. (The)..................................... 17,300   55,215
    Chilled & Frozen Logistics Holdings Co., Ltd.....................  4,100   43,478
    Chino Corp.......................................................  1,700   19,262
    Chiyoda Co., Ltd.................................................  4,700   79,093
    Chiyoda Integre Co., Ltd.........................................  3,900   68,360
    Chori Co., Ltd...................................................  3,900   56,840
    Chubu Shiryo Co., Ltd............................................  5,400   54,905
    Chuetsu Pulp & Paper Co., Ltd....................................  2,000   24,180
    Chugai Ro Co., Ltd...............................................  2,700   50,464
    Chugoku Marine Paints, Ltd....................................... 13,400  119,774
    Chukyo Bank, Ltd. (The)..........................................  3,900   76,565
    Chuo Gyorui Co., Ltd.............................................    500   12,937
    CI Takiron Corp..................................................  9,000   48,203
    Citizen Watch Co., Ltd........................................... 97,600  520,977
    CKD Corp......................................................... 13,700  129,523
    CK-San-Etsu Co., Ltd.............................................    400    8,714
    Cleanup Corp.....................................................  6,800   36,454
    CMK Corp......................................................... 12,400   79,605
    COLOPL, Inc......................................................  8,800   63,644
    Cosel Co., Ltd...................................................  7,900   78,694
    Cosmo Energy Holdings Co., Ltd................................... 16,700  378,080
    Cosmos Initia Co., Ltd...........................................  2,700   14,439
    Create Medic Co., Ltd............................................  1,500   13,130
    Credit Saison Co., Ltd........................................... 51,500  678,619
    Cross Plus, Inc..................................................  1,000    6,847
    CTI Engineering Co., Ltd.........................................  3,300   40,837
    Dai Nippon Toryo Co., Ltd........................................  7,200   67,300
    Dai-Dan Co., Ltd.................................................  4,200   89,084
    Daido Kogyo Co., Ltd.............................................  2,100   18,073
    Daido Metal Co., Ltd............................................. 11,600   81,768
    Daido Steel Co., Ltd.............................................  8,500  355,318
    Daihatsu Diesel Manufacturing Co., Ltd...........................  4,600   27,954
    Daihen Corp......................................................  5,300  118,966
    Daiho Corp.......................................................  5,000  159,754
    Daiichi Jitsugyo Co., Ltd........................................  2,600   82,149
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd............................  4,400   35,387
    Dai-ichi Seiko Co., Ltd..........................................  1,900   21,443
    Daiken Corp......................................................  3,900   66,995
    Daiki Aluminium Industry Co., Ltd................................ 10,500   57,570
    Daikoku Denki Co., Ltd...........................................  2,500   34,111
    Daikyonishikawa Corp.............................................  8,700   90,050
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd...........  3,500   89,663
    Daio Paper Corp.................................................. 19,800  254,424
    Daishi Hokuetsu Financial Group, Inc.............................  8,750  251,838
    Daishinku Corp...................................................  1,700   15,432
    Daisue Construction Co., Ltd.....................................  3,500   29,530
    Daito Bank, Ltd. (The)...........................................  2,700   15,172
    Daitron Co., Ltd.................................................  2,700   31,917
    Daiwabo Holdings Co., Ltd........................................  3,200  172,179
    Daiyu Lic Holdings Co., Ltd......................................  2,000   18,045
    DCM Holdings Co., Ltd............................................ 28,900  295,034
    Denyo Co., Ltd...................................................  4,200   52,790
    Dexerials Corp................................................... 17,000  138,400
    DIC Corp......................................................... 22,500  721,324
    DKK-Toa Corp.....................................................  1,800   12,291
    DKS Co., Ltd.....................................................  2,000   44,771
    Doshisha Co., Ltd................................................  6,800  104,192

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Doutor Nichires Holdings Co., Ltd....................  9,300 $178,014
    Dream Incubator, Inc.................................  1,500   19,537
    DyDo Group Holdings, Inc.............................  2,600  125,170
    Eagle Industry Co., Ltd..............................  8,000   94,258
    Ebara Corp...........................................  8,400  231,853
    Ebara Foods Industry, Inc............................  1,400   26,781
    Ebara Jitsugyo Co., Ltd..............................  2,100   41,583
    EDION Corp........................................... 22,000  223,301
    Ehime Bank, Ltd. (The)...............................  8,800   84,992
    Eidai Co., Ltd.......................................  8,000   32,334
    Eighteenth Bank, Ltd. (The)..........................  3,000   73,275
    Eizo Corp............................................  4,900  190,089
    Elematec Corp........................................  1,800   29,673
    Endo Lighting Corp...................................  2,400   16,308
    Enplas Corp..........................................  2,700   73,480
*   Enshu, Ltd...........................................  1,100   10,353
    ESPEC Corp...........................................  4,900   89,801
    Excel Co., Ltd.......................................  1,800   31,724
    Exedy Corp...........................................  8,500  214,343
    FALCO HOLDINGS Co., Ltd..............................  2,300   31,586
    FCC Co., Ltd.........................................  9,800  249,205
    Feed One Co., Ltd.................................... 35,500   56,570
    Ferrotec Holdings Corp...............................  9,900   88,970
    FIDEA Holdings Co., Ltd.............................. 59,200   72,857
    First Bank of Toyama, Ltd. (The)..................... 14,900   52,241
    First Juken Co., Ltd.................................  2,300   24,001
    FJ Next Co., Ltd.....................................  3,800   32,070
    Foster Electric Co., Ltd.............................  7,800  119,275
    France Bed Holdings Co., Ltd.........................  5,300   43,231
    F-Tech, Inc..........................................  4,900   43,502
    Fudo Tetra Corp......................................    700   10,668
    Fuji Co., Ltd........................................  5,600   95,073
    Fuji Corp............................................ 16,400  214,050
    Fuji Corp., Ltd......................................  6,900   53,541
    Fuji Oil Co., Ltd.................................... 15,000   42,115
    Fujibo Holdings, Inc.................................  3,300   81,351
    Fujikura Kasei Co., Ltd..............................  7,900   40,789
    Fujikura Rubber, Ltd.................................  6,200   26,069
    Fujikura, Ltd........................................ 73,200  321,320
    Fujimori Kogyo Co., Ltd..............................  4,300  112,142
    Fujisash Co., Ltd.................................... 25,800   19,839
    Fujitec Co., Ltd..................................... 18,700  204,046
    Fujitsu Frontech, Ltd................................  4,300   39,521
    Fujiya Co., Ltd......................................  1,000   20,557
    FuKoKu Co., Ltd......................................  3,700   29,681
    Fukuda Corp..........................................  2,100   78,140
    Fukuda Denshi Co., Ltd...............................  1,300   87,798
    Fukui Bank, Ltd. (The)...............................  6,300   91,926
*   Fukushima Bank, Ltd. (The)...........................  5,700   20,646
    Fukuyama Transporting Co., Ltd.......................  4,700  189,022
    Furukawa Battery Co., Ltd. (The).....................  3,000   19,201
    Furukawa Co., Ltd....................................  9,000  114,788
    Furukawa Electric Co., Ltd........................... 20,100  602,887
    Furuno Electric Co., Ltd.............................  6,500   54,172
    Furusato Industries, Ltd.............................  2,400   34,031
    Fuso Pharmaceutical Industries, Ltd..................  2,300   53,045
    Futaba Industrial Co., Ltd........................... 17,000   88,523
    Fuyo General Lease Co., Ltd..........................  5,900  294,725
    Gakken Holdings Co., Ltd.............................  1,200   44,952

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                      SHARES  VALUE>>
                                                                      ------- --------
JAPAN -- (Continued)
    Gecoss Corp......................................................   3,600 $ 33,396
    Geo Holdings Corp................................................   7,800  119,597
    Geostr Corp......................................................   6,400   24,943
    Gfoot Co., Ltd...................................................   2,600   15,951
    GL Sciences, Inc.................................................   2,600   36,178
    Glory, Ltd.......................................................  15,300  380,108
    Godo Steel, Ltd..................................................   3,100   50,588
    Goldcrest Co., Ltd...............................................   6,100   92,585
    Grandy House Corp................................................   4,100   15,346
    GSI Creos Corp...................................................     900   10,446
    G-Tekt Corp......................................................   5,700   83,761
    Gunma Bank, Ltd. (The)........................................... 101,400  446,934
    Gunze, Ltd.......................................................   4,600  191,908
    H2O Retailing Corp...............................................  28,900  406,730
    Hagihara Industries, Inc.........................................   2,300   32,279
    Hagiwara Electric Holdings Co., Ltd..............................   1,800   47,023
    Hagoromo Foods Corp..............................................     500   11,934
    Hakudo Co., Ltd..................................................   1,700   25,451
    Hakuto Co., Ltd..................................................   4,700   49,976
    Hakuyosha Co., Ltd...............................................     600   14,958
    Hamakyorex Co., Ltd..............................................   2,900  103,707
    Hanwa Co., Ltd...................................................  11,200  311,023
    Happinet Corp....................................................   5,000   73,349
    Hard Off Corp. Co., Ltd..........................................   3,900   29,206
    Harima Chemicals Group, Inc......................................   4,400   39,908
    Haruyama Holdings, Inc...........................................   2,000   15,348
    Haseko Corp......................................................  74,200  822,978
    Hazama Ando Corp.................................................  53,200  352,364
    Heiwa Real Estate Co., Ltd.......................................   8,900  164,456
    Heiwado Co., Ltd.................................................   8,700  201,753
    HI-LEX Corp......................................................   6,000  114,426
    Hirakawa Hewtech Corp............................................   4,100   45,872
    Hiroshima Bank, Ltd. (The).......................................  76,500  442,799
    Hiroshima Electric Railway Co., Ltd..............................   3,200   33,199
    Hitachi Capital Corp.............................................  16,100  366,927
    Hitachi Zosen Corp...............................................  53,500  177,988
    Hochiki Corp.....................................................   4,300   41,809
    Hodogaya Chemical Co., Ltd.......................................   2,600   49,709
    Hogy Medical Co., Ltd............................................   4,400  146,921
    Hokkaido Coca-Cola Bottling Co., Ltd.............................     600   19,670
    Hokkan Holdings, Ltd.............................................   2,600   38,790
    Hokko Chemical Industry Co., Ltd.................................   4,000   18,797
    Hokkoku Bank, Ltd. (The).........................................   6,700  201,430
    Hokuetsu Corp....................................................  39,600  214,834
    Hokuhoku Financial Group, Inc....................................  35,700  409,249
    Hokuriku Electric Industry Co., Ltd..............................   2,500   22,121
    Hokuriku Electrical Construction Co., Ltd........................   3,200   26,097
    Honda Tsushin Kogyo Co., Ltd.....................................   5,600   28,548
    H-One Co., Ltd...................................................   5,000   46,836
    Honeys Holdings Co., Ltd.........................................   4,100   35,304
    Honshu Chemical Industry Co., Ltd................................   1,200   13,274
    Hoosiers Holdings................................................  10,600   64,986
    Hosiden Corp.....................................................  17,000  129,304
    Hosokawa Micron Corp.............................................   1,800   73,500
    Howa Machinery, Ltd..............................................   3,900   28,833
    Hyakugo Bank, Ltd. (The).........................................  65,400  236,841
    Hyakujushi Bank, Ltd. (The)......................................   6,600  153,751
    Ibiden Co., Ltd..................................................  36,000  524,798
    IBJ Leasing Co., Ltd.............................................   8,200  189,031

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
JAPAN -- (Continued)
    Ichiken Co., Ltd.....................................   1,200 $ 21,591
    Ichinen Holdings Co., Ltd............................   6,700   73,184
    Ichiyoshi Securities Co., Ltd........................  11,700   97,119
    IDOM, Inc............................................  19,000   71,082
    Iino Kaiun Kaisha, Ltd...............................  25,600   90,719
    IJT Technology Holdings Co., Ltd.....................   4,600   27,829
    Ikegami Tsushinki Co., Ltd...........................     800    8,693
    IMAGICA GROUP, Inc...................................   6,500   31,551
    Imasen Electric Industrial...........................   4,400   40,797
    Inaba Denki Sangyo Co., Ltd..........................   7,100  277,226
    Inaba Seisakusho Co., Ltd............................   1,900   21,482
    Inabata & Co., Ltd...................................  13,400  176,616
    Ines Corp............................................   8,400  101,997
    Inui Global Logistics Co., Ltd.......................   3,600   23,624
    I-O Data Device, Inc.................................   2,400   25,809
    Iseki & Co., Ltd.....................................   6,200   90,465
*   Ishihara Sangyo Kaisha, Ltd..........................  10,300  105,039
    Itochu Enex Co., Ltd.................................  13,800  120,675
    Itochu-Shokuhin Co., Ltd.............................   1,600   67,652
    Itoki Corp...........................................  10,300   53,433
    IwaiCosmo Holdings, Inc..............................   6,600   75,247
    Iwaki & Co., Ltd.....................................   6,000   22,386
    Iwasaki Electric Co., Ltd............................   1,300   15,163
    Iwatani Corp.........................................   8,400  287,166
    J Trust Co., Ltd.....................................  22,400   84,143
    Jaccs Co., Ltd.......................................   7,400  127,099
    Janome Sewing Machine Co., Ltd.......................   3,300   14,870
    Japan Asia Group, Ltd................................   6,900   23,277
    Japan Aviation Electronics Industry, Ltd.............  13,000  169,424
    Japan Cash Machine Co., Ltd..........................   5,700   51,907
*   Japan Display, Inc................................... 169,300  112,805
    Japan Oil Transportation Co., Ltd....................     700   18,244
    Japan Pulp & Paper Co., Ltd..........................   3,300  117,920
    Japan Securities Finance Co., Ltd....................  31,100  170,677
    Japan Steel Works, Ltd. (The)........................  18,500  342,331
    Japan Transcity Corp.................................  10,000   39,064
    Japan Wool Textile Co., Ltd. (The)...................  13,100  105,244
    Jimoto Holdings, Inc.................................  50,500   55,190
    JK Holdings Co., Ltd.................................   2,700   13,161
    JMS Co., Ltd.........................................   5,000   25,760
    Joban Kosan Co., Ltd.................................   2,000   28,865
    J-Oil Mills, Inc.....................................   2,900  101,194
    Joshin Denki Co., Ltd................................   4,500   94,098
    JSP Corp.............................................   3,800   77,922
    Juki Corp............................................   9,300  101,713
    Juroku Bank, Ltd. (The)..............................   8,200  179,826
    JVC Kenwood Corp.....................................  53,400  125,303
    Kaga Electronics Co., Ltd............................   4,900   91,077
    Kamei Corp...........................................   5,900   62,801
    Kanaden Corp.........................................   5,000   52,893
    Kanagawa Chuo Kotsu Co., Ltd.........................   1,300   43,996
    Kaneko Seeds Co., Ltd................................   1,700   19,867
    Kanematsu Corp.......................................  22,100  266,071
*   Kansai Mirai Financial Group, Inc....................  17,895  132,977
    Kansai Super Market, Ltd.............................   3,800   34,350
    Kanto Denka Kogyo Co., Ltd...........................   2,300   19,156
    Kasai Kogyo Co., Ltd.................................   7,400   59,628
    Katakura & Co-op Agri Corp...........................   1,200   12,837
    Kato Sangyo Co., Ltd.................................   6,500  190,042

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
JAPAN -- (Continued)
    Kato Works Co., Ltd..................................   3,400 $ 85,180
    KAWADA TECHNOLOGIES, Inc.............................   1,400   87,100
    Kawai Musical Instruments Manufacturing Co., Ltd.....   1,100   30,624
*   Kawasaki Kisen Kaisha, Ltd...........................  27,300  356,242
    Keihanshin Building Co., Ltd.........................   5,600   45,850
    Keihin Corp..........................................  13,300  238,090
    Keiyo Bank, Ltd. (The)...............................  30,100  189,840
    Keiyo Co., Ltd.......................................   9,800   46,854
    Kenko Mayonnaise Co., Ltd............................   4,000   75,280
    KFC, Ltd.............................................     700   12,107
    Kimura Unity Co., Ltd................................   1,300   13,316
*   Kinki Sharyo Co., Ltd. (The).........................     800   14,557
    Kintetsu World Express, Inc..........................  10,300  149,321
    Kirindo Holdings Co., Ltd............................   1,200   15,286
    Kitagawa Corp........................................   2,800   57,411
    Kita-Nippon Bank, Ltd. (The).........................   2,100   40,066
    Kitano Construction Corp.............................   1,200   35,019
    Kitz Corp............................................  15,000  122,806
    Kiyo Bank, Ltd. (The)................................  18,000  259,108
*   KNT-CT Holdings Co., Ltd.............................   3,500   39,593
    Koa Corp.............................................   5,700   81,662
    Koatsu Gas Kogyo Co., Ltd............................   9,700   65,776
    Kobe Steel, Ltd...................................... 100,700  808,945
    Kohnan Shoji Co., Ltd................................   7,000  176,964
    Kohsoku Corp.........................................   2,700   25,019
*   Kojima Co., Ltd......................................   7,900   41,910
    Kokusai Co., Ltd.....................................   2,400   16,946
    KOMAIHALTEC, Inc.....................................     600   10,263
    Komatsu Matere Co., Ltd..............................   8,600   58,433
    Komatsu Wall Industry Co., Ltd.......................   1,800   30,843
    Komehyo Co., Ltd.....................................   2,800   29,208
    Komeri Co., Ltd......................................   9,400  237,850
    Konaka Co., Ltd......................................   7,500   30,616
    Kondotec, Inc........................................   4,200   36,245
    Konoike Transport Co., Ltd...........................   8,200  122,885
    Kosaido Co., Ltd.....................................   6,500   39,487
    Krosaki Harima Corp..................................     400   21,060
    KRS Corp.............................................   1,800   33,802
    KU Holdings Co., Ltd.................................   2,600   18,655
    Kumiai Chemical Industry Co., Ltd....................  27,200  169,061
    Kurabo Industries, Ltd...............................   4,600   99,197
    Kureha Corp..........................................   4,900  307,385
    Kurimoto, Ltd........................................   3,400   43,582
    Kuriyama Holdings Corp...............................   2,000   13,389
    KYB Corp.............................................   6,300  170,772
    Kyodo Printing Co., Ltd..............................   2,200   46,979
    Kyoei Steel, Ltd.....................................   6,900  112,656
    Kyokuto Boeki Kaisha, Ltd............................   1,300   19,445
    Kyokuto Kaihatsu Kogyo Co., Ltd......................   9,400  132,696
    Kyokuto Securities Co., Ltd..........................   7,000   73,151
    Kyokuyo Co., Ltd.....................................   2,400   60,863
    KYORIN Holdings, Inc.................................   9,600  203,846
    Kyoritsu Printing Co., Ltd...........................   3,700    6,738
    Kyosan Electric Manufacturing Co., Ltd...............  12,300   46,738
    Kyowa Electronic Instruments Co., Ltd................   3,400   11,330
    Kyowa Leather Cloth Co., Ltd.........................   2,700   18,672
    Kyushu Leasing Service Co., Ltd......................   2,800   17,003
    Land Business Co., Ltd...............................   3,000   21,080
    Leopalace21 Corp.....................................  73,600  348,723

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
JAPAN -- (Continued)
    Lintec Corp..........................................  10,400 $230,301
    Lonseal Corp.........................................     700   10,944
    Look Holdings, Inc...................................   1,800   17,912
    Macnica Fuji Electronics Holdings, Inc...............  15,100  197,413
    Maeda Road Construction Co., Ltd.....................   1,000   19,470
    Makino Milling Machine Co., Ltd......................   6,900  282,492
    Marubun Corp.........................................   5,500   36,372
    Marudai Food Co., Ltd................................   6,100   98,437
    Marufuji Sheet Piling Co., Ltd.......................     600   12,376
    Maruha Nichiro Corp..................................   5,200  177,275
    Maruka Machinery Co., Ltd............................   2,200   41,154
    Maruyama Manufacturing Co., Inc......................   1,100   13,233
    Maruzen CHI Holdings Co., Ltd........................   3,000    8,764
    Maruzen Showa Unyu Co., Ltd..........................   2,900   71,490
    Matsuda Sangyo Co., Ltd..............................   4,300   56,459
    Max Co., Ltd.........................................   7,400   98,541
    Maxell Holdings, Ltd.................................  15,300  218,202
    Maxvalu Nishinihon Co., Ltd..........................   1,800   30,620
    Maxvalu Tokai Co., Ltd...............................   1,200   27,352
    Mebuki Financial Group, Inc.......................... 263,780  739,588
    Medical System Network Co., Ltd......................   1,300    4,848
    Meidensha Corp.......................................   9,900  133,516
    Meiji Electric Industries Co., Ltd...................   2,000   33,431
    Meiji Shipping Co., Ltd..............................   2,800    8,937
    Meisei Industrial Co., Ltd...........................  10,700   69,152
    Meiwa Corp...........................................   7,300   28,380
    Meiwa Estate Co., Ltd................................   2,900   15,826
    Mercuria Investment Co., Ltd.........................   3,100   20,171
    Michinoku Bank, Ltd. (The)...........................   5,400   81,600
    Micronics Japan Co., Ltd.............................   7,700   56,501
    Mikuni Corp..........................................   6,100   28,293
    Mimasu Semiconductor Industry Co., Ltd...............   4,400   56,556
    Ministop Co., Ltd....................................   4,600   82,675
    Mirait Holdings Corp.................................  16,410  237,170
    Misawa Homes Co., Ltd................................   4,900   33,701
    Mitani Corp..........................................   1,800   90,032
    Mitani Sangyo Co., Ltd...............................   7,800   19,694
    Mitani Sekisan Co., Ltd..............................     400    9,392
    Mito Securities Co., Ltd.............................  12,400   30,737
    Mitsuba Corp.........................................  11,500   71,283
    Mitsubishi Kakoki Kaisha, Ltd........................   1,800   25,037
    Mitsubishi Logistics Corp............................  17,800  456,022
    Mitsubishi Materials Corp............................  23,400  669,839
    Mitsubishi Paper Mills, Ltd..........................   7,800   40,560
    Mitsubishi Research Institute, Inc...................   1,800   52,710
    Mitsubishi Shokuhin Co., Ltd.........................   4,300  112,466
    Mitsubishi Steel Manufacturing Co., Ltd..............   4,700   72,368
    Mitsuboshi Belting, Ltd..............................   6,100  116,552
*   Mitsui E&S Holdings Co., Ltd.........................  24,600  277,601
    Mitsui High-Tec, Inc.................................   5,100   42,953
    Mitsui Matsushima Holdings Co., Ltd..................   1,600   20,199
    Mitsui Mining & Smelting Co., Ltd....................  17,500  412,857
    Mitsui OSK Lines, Ltd................................  37,300  931,976
    Mitsui Sugar Co., Ltd................................   4,600  124,884
*   Mitsui-Soko Holdings Co., Ltd........................   5,900  104,252
    Mixi, Inc............................................  11,600  294,062
    Miyaji Engineering Group, Inc........................   1,600   28,885
    Miyazaki Bank, Ltd. (The)............................   4,600  115,708
    Miyoshi Oil & Fat Co., Ltd...........................   1,800   17,213

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Mizuno Corp..........................................  5,100 $119,236
    Mochida Pharmaceutical Co., Ltd......................    600   53,205
    Modec, Inc...........................................  6,400  143,366
    MORESCO Corp.........................................  2,000   28,742
    Morinaga Milk Industry Co., Ltd...................... 10,200  296,661
    Morito Co., Ltd......................................  4,900   32,326
    Mory Industries, Inc.................................  1,800   38,894
    MrMax Holdings, Ltd..................................  4,600   21,297
    Mugen Estate Co., Ltd................................  1,800    9,753
    Musashi Seimitsu Industry Co., Ltd...................  5,200   75,618
    Musashino Bank, Ltd. (The)...........................  8,600  197,415
    Nachi-Fujikoshi Corp.................................  4,100  164,514
    Nadex Co., Ltd.......................................    800    6,947
    Nafco Co., Ltd.......................................  1,700   26,438
    Nagano Bank, Ltd. (The)..............................  2,800   40,361
    Nagano Keiki Co., Ltd................................  4,200   31,336
    Nagase & Co., Ltd.................................... 33,200  485,937
    Nakabayashi Co., Ltd.................................  4,000   20,007
    Nakamuraya Co., Ltd..................................    900   34,137
    Nakano Corp..........................................  3,000   13,563
    Nakayama Steel Works, Ltd............................  8,000   37,140
    Nakayamafuku Co., Ltd................................  4,300   20,710
    Nanto Bank, Ltd. (The)...............................  8,500  173,581
    NEC Capital Solutions, Ltd...........................  2,600   38,504
    NEC Networks & System Integration Corp...............    600   13,253
    Neturen Co., Ltd..................................... 10,100   80,034
    NHK Spring Co., Ltd.................................. 45,500  422,123
    Nicca Chemical Co., Ltd..............................  1,600   13,426
    Nice Holdings, Inc...................................  1,200    9,500
    Nichias Corp......................................... 10,800  187,275
    Nichicon Corp........................................ 14,900  118,402
    Nichiden Corp........................................  3,900   56,153
    Nichiha Corp.........................................  5,700  146,096
    Nichi-iko Pharmaceutical Co., Ltd.................... 12,600  190,295
    Nichirin Co., Ltd....................................  2,750   48,428
*   Nihon Dempa Kogyo Co., Ltd...........................  3,100   10,789
    Nihon Denkei Co., Ltd................................  1,400   17,906
    Nihon Eslead Corp....................................  2,300   32,057
    Nihon Flush Co., Ltd.................................  2,000   33,991
    Nihon House Holdings Co., Ltd........................ 13,000   50,935
    Nihon Nohyaku Co., Ltd...............................  9,400   42,640
    Nihon Parkerizing Co., Ltd...........................  9,100  107,680
    Nihon Plast Co., Ltd.................................  4,500   31,736
    Nihon Tokushu Toryo Co., Ltd.........................  3,100   37,457
    Nihon Yamamura Glass Co., Ltd........................  2,700   36,599
    Niitaka Co., Ltd.....................................    800   10,502
    Nikkato Corp.........................................  2,400   21,471
    Nikkiso Co., Ltd..................................... 14,700  136,606
    Nikkon Holdings Co., Ltd............................. 12,000  302,211
    Nippo Corp........................................... 17,000  324,513
    Nippon Carbide Industries Co., Inc...................  2,300   35,884
    Nippon Chemical Industrial Co., Ltd..................  1,800   38,485
    Nippon Chemi-Con Corp................................  5,000  100,344
    Nippon Chemiphar Co., Ltd............................    500   14,967
    Nippon Coke & Engineering Co., Ltd................... 39,500   35,258
    Nippon Concrete Industries Co., Ltd.................. 17,600   42,064
    Nippon Denko Co., Ltd................................ 35,700   73,033
    Nippon Densetsu Kogyo Co., Ltd.......................  9,900  216,973
    Nippon Dry-Chemical Co., Ltd.........................  1,400   14,436

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
JAPAN -- (Continued)
    Nippon Electric Glass Co., Ltd.......................  27,400 $763,052
    Nippon Filcon Co., Ltd...............................   3,100   14,543
    Nippon Flour Mills Co., Ltd..........................  14,200  238,239
    Nippon Kayaku Co., Ltd...............................  28,700  361,379
    Nippon Kinzoku Co., Ltd..............................     900   10,343
    Nippon Koei Co., Ltd.................................   3,200   75,020
    Nippon Light Metal Holdings Co., Ltd................. 177,700  394,316
    Nippon Paper Industries Co., Ltd.....................  29,800  584,324
    Nippon Pillar Packing Co., Ltd.......................   5,100   62,307
    Nippon Piston Ring Co., Ltd..........................   2,200   35,473
    Nippon Road Co., Ltd. (The)..........................   2,100  122,069
    Nippon Seisen Co., Ltd...............................   1,200   35,580
    Nippon Sheet Glass Co., Ltd..........................  26,700  241,486
    Nippon Signal Co., Ltd...............................  14,500  126,234
    Nippon Soda Co., Ltd.................................   7,500  190,026
    Nippon Steel & Sumikin Bussan Corp...................   4,700  196,557
    Nippon Suisan Kaisha, Ltd............................  12,900   79,681
    Nippon Thompson Co., Ltd.............................  17,000   88,443
    Nippon View Hotel Co., Ltd...........................     600    5,964
    Nippon Yakin Kogyo Co., Ltd..........................  44,000  103,072
    Nippon Yusen K.K.....................................  49,800  833,754
    Nipro Corp...........................................  19,800  265,717
    Nishimatsu Construction Co., Ltd.....................  16,800  391,667
    Nishimatsuya Chain Co., Ltd..........................  14,000  115,422
    Nishi-Nippon Financial Holdings, Inc.................  40,600  366,185
    Nishio Rent All Co., Ltd.............................   4,800  150,715
    Nissan Shatai Co., Ltd...............................  18,400  168,255
    Nissan Tokyo Sales Holdings Co., Ltd.................   4,700   13,086
    Nissei Plastic Industrial Co., Ltd...................   3,700   30,506
    Nissha Co., Ltd......................................   6,900   90,528
    Nisshin Fudosan Co...................................   7,500   30,160
    Nisshin Oillio Group, Ltd. (The).....................   7,100  203,493
    Nisshinbo Holdings, Inc..............................  47,904  417,919
    Nissin Corp..........................................   4,100   66,056
    Nissin Electric Co., Ltd.............................  14,600  127,830
    Nissin Kogyo Co., Ltd................................  12,400  168,884
    Nitta Corp...........................................   5,600  183,607
    Nitta Gelatin, Inc...................................   3,800   23,187
    Nittetsu Mining Co., Ltd.............................   1,600   66,129
    Nitto Boseki Co., Ltd................................   6,500  114,425
    Nitto Fuji Flour Milling Co., Ltd....................     400   20,387
    Nitto Kogyo Corp.....................................   7,100  128,305
    Nitto Kohki Co., Ltd.................................   3,400   65,688
    Nitto Seiko Co., Ltd.................................   6,100   28,397
    Noda Corp............................................   1,700   10,592
    NOK Corp.............................................  27,700  447,379
    Noritake Co., Ltd....................................   3,000  142,486
    Noritsu Koki Co., Ltd................................   6,100   97,439
    Noritz Corp..........................................   8,500  118,297
    North Pacific Bank, Ltd..............................  85,900  229,874
    Nozawa Corp..........................................   1,400   11,880
    NS United Kaiun Kaisha, Ltd..........................   2,200   56,225
    NTN Corp............................................. 128,100  420,952
    NuFlare Technology, Inc..............................   1,300   62,545
    Odelic Co., Ltd......................................   1,100   38,907
    Oenon Holdings, Inc..................................  13,200   42,450
    Ogaki Kyoritsu Bank, Ltd. (The)......................  11,000  229,075
    Ohara, Inc...........................................   2,000   30,250
    Ohmoto Gumi Co., Ltd.................................     200    8,855

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    OIE Sangyo Co., Ltd..................................    200 $  2,090
    Oiles Corp...........................................  6,700  112,009
    Oita Bank, Ltd. (The)................................  4,300  131,691
    Okabe Co., Ltd....................................... 10,500   82,631
    Okasan Securities Group, Inc......................... 44,400  195,094
    OKUMA Corp...........................................  7,200  372,391
    Okumura Corp.........................................  8,700  274,919
    Okura Industrial Co., Ltd............................  1,800   29,268
    Okuwa Co., Ltd.......................................  7,000   65,653
    Olympic Group Corp...................................  2,600   15,938
    ONO Sokki Co., Ltd...................................  3,300   18,307
    Onoken Co., Ltd......................................  4,200   63,513
    Onward Holdings Co., Ltd............................. 31,200  182,407
    Organo Corp..........................................  2,400   56,340
    Origin Electric Co., Ltd.............................  1,300   20,494
    Osaka Organic Chemical Industry, Ltd.................  3,700   38,359
    Osaka Soda Co., Ltd..................................  3,900   89,316
    Osaki Electric Co., Ltd.............................. 12,400   82,311
    OSJB Holdings Corp................................... 12,500   34,868
    OUG Holdings, Inc....................................    600   13,495
    Ozu Corp.............................................  1,300   22,164
    Pacific Industrial Co., Ltd.......................... 12,200  172,707
    Pack Corp. (The).....................................  3,500   92,652
    Paltek Corp..........................................  2,400   13,063
    Parco Co., Ltd.......................................  5,100   48,548
    Parker Corp..........................................  2,000    8,331
    PC Depot Corp........................................ 13,300   54,056
    Pegasus Sewing Machine Manufacturing Co., Ltd........  6,000   38,401
    Pickles Corp.........................................  1,300   23,481
    Piolax, Inc..........................................  8,300  169,464
*   Pioneer Corp......................................... 37,600   22,484
    Press Kogyo Co., Ltd................................. 29,000  157,430
    Pressance Corp....................................... 10,400  141,635
    Proto Corp...........................................  3,600   50,199
    PS Mitsubishi Construction Co., Ltd.................. 10,400   55,228
    Punch Industry Co., Ltd..............................  4,100   21,423
    Rasa Corp............................................  1,900   14,749
    Rasa Industries, Ltd.................................  1,600   20,017
    Raysum Co., Ltd......................................  4,400   44,429
    Renesas Easton Co., Ltd..............................  6,000   22,917
    Rengo Co., Ltd....................................... 52,900  463,074
    Retail Partners Co., Ltd.............................  5,400   55,545
    Riberesute Corp......................................  2,000   15,284
    Ricoh Leasing Co., Ltd...............................  4,800  146,922
    Right On Co., Ltd....................................  3,300   24,915
    Riken Corp...........................................  2,600  117,688
    Riken Keiki Co., Ltd.................................  4,100   74,787
    Riken Technos Corp...................................  7,500   31,780
    Rion Co., Ltd........................................  1,200   18,829
    Riso Kagaku Corp.....................................  1,000   15,115
    Rix Corp.............................................    600    8,003
    Roland DG Corp.......................................  3,200   62,336
    Ryobi, Ltd...........................................  7,300  187,845
    Ryoden Corp..........................................  4,800   60,200
    Ryosan Co., Ltd......................................  2,600   72,769
    S LINE Co., Ltd......................................  1,800   17,368
    Sakai Chemical Industry Co., Ltd.....................  4,000   83,750
    Sakai Heavy Industries, Ltd..........................    700   15,110
    Sakai Ovex Co., Ltd..................................  1,400   24,969

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Sakata INX Corp...................................... 11,400 $124,525
    Sala Corp............................................ 16,900   87,167
    SAMTY Co., Ltd.......................................  2,800   39,293
    San Holdings, Inc....................................  1,100   23,905
    San ju San Financial Group, Inc......................  4,330   64,659
    San-Ai Oil Co., Ltd.................................. 16,300  143,204
*   Sanden Holdings Corp.................................  4,900   36,695
    Sanei Architecture Planning Co., Ltd.................  3,100   46,962
    San-In Godo Bank, Ltd. (The)......................... 39,100  283,759
    Sanken Electric Co., Ltd.............................  6,600  138,186
    Sanki Engineering Co., Ltd........................... 12,700  132,556
    Sanko Gosei, Ltd.....................................  2,000    6,473
    Sanko Metal Industrial Co., Ltd......................  1,000   26,571
    Sankyo Tateyama, Inc.................................  7,700   95,401
    Sanoh Industrial Co., Ltd............................  7,100   38,760
    Sansei Landic Co., Ltd...............................  1,300    9,401
    Sansei Technologies, Inc.............................    800   13,164
    Sansha Electric Manufacturing Co., Ltd...............  4,900   42,292
    Sanshin Electronics Co., Ltd.........................  1,700   26,282
    Sanyo Chemical Industries, Ltd.......................  3,500  167,931
    Sanyo Denki Co., Ltd.................................  2,800  106,250
    Sanyo Housing Nagoya Co., Ltd........................  2,800   23,632
    Sanyo Special Steel Co., Ltd.........................  4,600   99,680
    Sanyo Trading Co., Ltd...............................  2,300   37,777
    Sapporo Holdings, Ltd................................ 16,100  367,652
    Sato Shoji Corp......................................  5,000   41,758
    Satori Electric Co., Ltd.............................  4,200   34,663
    Sawada Holdings Co., Ltd.............................  6,000   59,670
    Sawai Pharmaceutical Co., Ltd........................  3,800  195,822
    Saxa Holdings, Inc...................................  1,300   20,758
    Scroll Corp..........................................  8,200   32,032
    SEC Carbon, Ltd......................................    600   56,508
    Secom Joshinetsu Co., Ltd............................    900   28,141
    Seika Corp...........................................  2,200   29,494
*   Seikitokyu Kogyo Co., Ltd............................  9,900   55,701
    Seiko Holdings Corp..................................  7,700  162,150
    Seino Holdings Co., Ltd.............................. 44,600  616,586
    Sekisui Plastics Co., Ltd............................  8,100   68,395
    Senko Group Holdings Co., Ltd........................ 31,900  259,855
    Senshu Electric Co., Ltd.............................  2,300   53,357
    Senshu Ikeda Holdings, Inc........................... 78,000  213,912
*   Senshukai Co., Ltd...................................  7,900   18,182
    Shibaura Mechatronics Corp...........................    900   28,819
    Shibusawa Warehouse Co., Ltd. (The)..................  3,100   43,075
    Shiga Bank, Ltd. (The)............................... 12,600  293,285
    Shikibo, Ltd.........................................  2,500   24,013
    Shikoku Bank, Ltd. (The).............................  9,800   94,559
    Shikoku Chemicals Corp...............................  9,600  105,853
    Shima Seiki Manufacturing, Ltd.......................  7,100  231,859
    Shimachu Co., Ltd....................................  8,600  246,439
    Shimizu Bank, Ltd. (The).............................  2,300   32,825
    Shimojima Co., Ltd...................................  2,900   28,359
    Shin Nippon Air Technologies Co., Ltd................    700   10,888
*   Shin Nippon Biomedical Laboratories, Ltd.............  4,500   29,913
    Shinagawa Refractories Co., Ltd......................  1,700   57,023
    Shindengen Electric Manufacturing Co., Ltd...........  1,800   71,487
    Shin-Etsu Polymer Co., Ltd........................... 13,600  102,504
*   Shinkawa, Ltd........................................  5,000   18,302
    Shinko Electric Industries Co., Ltd.................. 23,000  158,587

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
JAPAN -- (Continued)
    Shinko Plantech Co., Ltd.............................   8,800 $ 93,286
    Shinko Shoji Co., Ltd................................   4,900   75,871
    Shinmaywa Industries, Ltd............................  24,100  325,531
    Shinnihon Corp.......................................   7,700   70,970
    Shinoken Group Co., Ltd..............................   5,100   38,505
    Shinsei Bank, Ltd....................................  48,800  660,711
    Shinsho Corp.........................................   1,500   34,161
    Shizuki Electric Co., Inc............................   3,000   16,600
    Shizuoka Gas Co., Ltd................................  14,200  115,057
    Shofu, Inc...........................................   3,200   31,904
    Showa Aircraft Industry Co., Ltd.....................   2,200   26,570
    Showa Corp...........................................  14,200  183,096
    Showa Sangyo Co., Ltd................................   3,400   89,341
    Sigma Koki Co., Ltd..................................     900   11,475
    Sinanen Holdings Co., Ltd............................   2,300   46,767
    Sinfonia Technology Co., Ltd.........................   7,000   87,458
    Sinko Industries, Ltd................................   5,300   67,631
    SK Kaken Co., Ltd....................................     200   87,597
    SK-Electronics Co., Ltd..............................   3,000   49,172
    SKY Perfect JSAT Holdings, Inc.......................  43,800  192,907
    SMK Corp.............................................     900   20,915
    Soda Nikka Co., Ltd..................................   3,400   16,148
    Sodick Co., Ltd......................................  13,600  103,184
    Sojitz Corp.......................................... 221,900  853,147
    Soken Chemical & Engineering Co., Ltd................   1,600   27,608
    Space Co., Ltd.......................................   2,320   26,397
    SPK Corp.............................................     600   12,669
    St Marc Holdings Co., Ltd............................   2,000   45,498
    Starzen Co., Ltd.....................................   2,200   75,161
    Step Co., Ltd........................................     900   10,408
    Subaru Enterprise Co., Ltd...........................     400   19,778
    Sugimoto & Co., Ltd..................................   3,600   58,120
    Sumida Corp..........................................   7,600   85,358
    Suminoe Textile Co., Ltd.............................   1,200   26,594
    Sumitomo Densetsu Co., Ltd...........................   4,600   75,370
    Sumitomo Forestry Co., Ltd...........................  36,400  474,767
    Sumitomo Mitsui Construction Co., Ltd................   4,600   29,375
    Sumitomo Precision Products Co., Ltd.................     600   16,132
    Sumitomo Riko Co., Ltd...............................  12,000  107,611
    Sumitomo Rubber Industries, Ltd......................  51,754  719,396
    Sumitomo Seika Chemicals Co., Ltd....................   2,600  103,101
    Sun Frontier Fudousan Co., Ltd.......................   9,100  100,092
    Suncall Corp.........................................   7,300   42,257
    Sun-Wa Technos Corp..................................   2,500   21,226
    Suzuden Corp.........................................   1,600   22,220
    Suzuki Co., Ltd......................................   3,000   18,257
    SWCC Showa Holdings Co., Ltd.........................   5,400   31,338
    T Hasegawa Co., Ltd..................................   9,600  141,971
    T RAD Co., Ltd.......................................   1,700   35,703
    T&K Toka Co., Ltd....................................   6,700   59,836
    Tachibana Eletech Co., Ltd...........................   5,300   76,211
    Tachikawa Corp.......................................   2,800   24,983
    Tachi-S Co., Ltd.....................................   8,500  116,796
    Tadano, Ltd..........................................  27,900  318,043
    Taihei Dengyo Kaisha, Ltd............................   5,000  111,637
    Taiheiyo Kouhatsu, Inc...............................   1,500    9,943
    Taiho Kogyo Co., Ltd.................................   6,200   55,748
    Taikisha, Ltd........................................   6,700  178,167
    Taiko Bank, Ltd. (The)...............................   2,400   36,760

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Taisei Lamick Co., Ltd...............................  1,100 $ 28,260
    Taiyo Yuden Co., Ltd................................. 33,600  592,094
    Takachiho Koheki Co., Ltd............................  1,600   13,957
    Takamatsu Construction Group Co., Ltd................  4,100  105,723
    Takamatsu Machinery Co., Ltd.........................  2,400   16,356
    Takaoka Toko Co., Ltd................................  2,600   35,372
    Takara Leben Co., Ltd................................ 22,200   69,666
    Takara Standard Co., Ltd............................. 10,400  149,131
    Takasago International Corp..........................  4,100  126,811
    Takasago Thermal Engineering Co., Ltd................  1,500   23,656
    Takashima & Co., Ltd.................................    700   11,211
    Takashimaya Co., Ltd................................. 46,900  637,364
    Take And Give Needs Co., Ltd.........................  2,900   49,074
    TAKEBISHI Corp.......................................  2,800   35,927
    Takeei Corp..........................................  6,700   44,040
    Takihyo Co., Ltd.....................................  1,600   25,793
    Takisawa Machine Tool Co., Ltd.......................  1,800   25,142
    Takuma Co., Ltd...................................... 12,000  152,098
    Tamron Co., Ltd......................................  4,000   63,219
    Tamura Corp.......................................... 23,300  129,362
    Tatsuta Electric Wire and Cable Co., Ltd............. 11,500   53,131
    Tayca Corp...........................................  4,400   71,429
    Tbk Co., Ltd.........................................  9,300   34,168
    TDC Soft, Inc........................................  2,400   17,618
    TECHNO ASSOCIE Co., Ltd..............................  1,200   11,879
    Techno Smart Corp....................................  1,500   12,220
    Teijin, Ltd.......................................... 53,200  919,449
    Tekken Corp..........................................  3,900   94,385
    Tigers Polymer Corp..................................  2,700   14,324
    Toa Corp.............................................  6,000   52,516
    Toa Corp.............................................  4,300   54,422
    Toa Oil Co., Ltd.....................................  2,000   30,325
    TOA ROAD Corp........................................  1,700   47,147
    Toagosei Co., Ltd.................................... 30,100  350,596
    Tobishima Corp.......................................  5,740   76,090
    TOC Co., Ltd......................................... 12,300   92,994
    Tochigi Bank, Ltd. (The)............................. 31,600   69,341
    Toda Kogyo Corp......................................  1,200   24,777
    Toenec Corp..........................................  2,200   63,012
    Toho Acetylene Co., Ltd..............................  1,200   14,913
    Toho Bank, Ltd. (The)................................ 56,100  161,505
    Toho Chemical Industry Co., Ltd......................  3,000   10,656
    Toho Co., Ltd........................................  2,100   39,868
    Toho Holdings Co., Ltd............................... 10,200  249,852
    Toho Zinc Co., Ltd...................................  3,800  125,744
    Tohoku Bank, Ltd. (The)..............................  2,800   27,300
    Tokai Lease Co., Ltd.................................    800   12,978
    Tokai Rika Co., Ltd.................................. 15,700  279,339
    Tokai Tokyo Financial Holdings, Inc.................. 61,200  269,724
    Token Corp...........................................  2,400  141,471
    Tokushu Tokai Paper Co., Ltd.........................  2,500   88,141
    Tokyo Dome Corp...................................... 23,200  194,770
    Tokyo Electron Device, Ltd...........................  2,200   35,728
    Tokyo Energy & Systems, Inc..........................  6,300   54,613
    Tokyo Keiki, Inc.....................................  2,600   21,879
    Tokyo Kiraboshi Financial Group, Inc.................  8,300  117,209
    Tokyo Ohka Kogyo Co., Ltd............................ 10,000  281,186
    Tokyo Rakutenchi Co., Ltd............................    900   37,807
    Tokyo Rope Manufacturing Co., Ltd....................  4,200   37,502

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Tokyo Sangyo Co., Ltd................................  4,000 $ 19,289
    Tokyo Seimitsu Co., Ltd.............................. 11,300  330,927
    Tokyo Steel Manufacturing Co., Ltd................... 10,100   85,281
    Tokyo Tatemono Co., Ltd.............................. 63,100  767,283
    Tokyo Tekko Co., Ltd.................................  1,800   19,797
    Tokyo Theatres Co., Inc..............................  3,000   33,805
    Tokyu Recreation Co., Ltd............................    600   26,619
    Toli Corp............................................ 12,400   27,980
    Tomato Bank, Ltd.....................................  1,900   18,257
    Tomen Devices Corp...................................    800   16,943
    Tomoe Corp...........................................  6,700   23,661
    Tomoe Engineering Co., Ltd...........................  2,300   50,721
    Tomoegawa Co., Ltd...................................  1,400   13,682
    Tomoku Co., Ltd......................................  3,200   47,045
    TOMONY Holdings, Inc................................. 44,100  163,153
    Tonami Holdings Co., Ltd.............................  1,600   83,566
    Toppan Forms Co., Ltd................................ 14,800  124,098
    Topre Corp...........................................  9,300  203,621
    Topy Industries, Ltd.................................  4,300   92,348
    Torex Semiconductor, Ltd.............................  2,500   29,270
    Torii Pharmaceutical Co., Ltd........................  4,000   88,075
    Torishima Pump Manufacturing Co., Ltd................  5,200   43,635
    Tosei Corp...........................................  9,200   86,390
    Toshiba Machine Co., Ltd.............................  6,300  126,742
    Totech Corp..........................................    600   12,064
    Tottori Bank, Ltd. (The).............................  3,000   36,877
    Towa Bank, Ltd. (The)................................  9,700   63,705
    Towa Corp............................................  8,100   51,526
    Toyo Construction Co., Ltd........................... 24,700   94,417
    Toyo Denki Seizo K.K.................................  1,900   23,170
    Toyo Ink SC Holdings Co., Ltd........................ 11,100  251,561
    Toyo Kanetsu K.K.....................................  2,900   61,735
    Toyo Logistics Co., Ltd..............................  6,200   15,744
    Toyo Machinery & Metal Co., Ltd......................  5,300   28,252
    Toyo Securities Co., Ltd............................. 18,000   28,271
    Toyo Seikan Group Holdings, Ltd...................... 13,100  294,873
    Toyo Tanso Co., Ltd..................................  3,000   63,896
    Toyo Tire & Rubber Co., Ltd.......................... 29,300  411,886
    Toyo Wharf & Warehouse Co., Ltd......................  1,800   23,384
    Toyobo Co., Ltd...................................... 27,000  400,635
    Toyoda Gosei Co., Ltd................................ 19,200  420,075
    Toyota Boshoku Corp.................................. 15,100  245,769
    TPR Co., Ltd.........................................  6,800  145,289
    TS Tech Co., Ltd.....................................  7,000  210,608
    Tsubakimoto Chain Co.................................  7,600  281,443
    Tsubakimoto Kogyo Co., Ltd...........................  1,000   29,904
    Tsudakoma Corp.......................................    800   13,646
    Tsugami Corp......................................... 15,100   99,175
    Tsukada Global Holdings, Inc.........................  5,400   29,989
    Tsukishima Kikai Co., Ltd............................  7,700  100,833
    Tsukuba Bank, Ltd.................................... 24,100   48,515
    Tsurumi Manufacturing Co., Ltd.......................  5,300   89,007
    Tv Tokyo Holdings Corp...............................  3,900   82,520
    UACJ Corp............................................ 10,100  217,824
    Ube Industries, Ltd.................................. 32,800  741,701
    Uchida Yoko Co., Ltd.................................  2,200   45,949
    Uchiyama Holdings Co., Ltd...........................  2,100    8,525
    Ueki Corp............................................    500   10,155
    UKC Holdings Corp....................................  3,400   60,102

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
    Ulvac, Inc...........................................  12,100 $   399,143
    Uniden Holdings Corp.................................   2,100      40,849
    UNIMAT Retirement Community Co., Ltd.................   1,300      23,184
    Union Tool Co........................................   1,400      39,568
    Unipres Corp.........................................  12,400     239,969
    United Super Markets Holdings, Inc...................  16,000     171,240
    UNITED, Inc..........................................   2,300      34,097
    Urbanet Corp. Co., Ltd...............................   7,300      22,492
*   U-Shin, Ltd..........................................   4,800      43,366
    Utoc Corp............................................   3,300      15,469
    Valor Holdings Co., Ltd..............................   3,400      82,571
    Village Vanguard Co., Ltd............................   1,200      10,582
    Vital KSK Holdings, Inc..............................  12,300     125,301
    Wacoal Holdings Corp.................................   1,900      51,523
    Wakachiku Construction Co., Ltd......................   4,600      62,479
    Wakita & Co., Ltd....................................  11,300     120,231
    Warabeya Nichiyo Holdings Co., Ltd...................   3,900      65,552
    Watts Co., Ltd.......................................   2,500      16,299
    Wood One Co., Ltd....................................   1,200      11,055
    W-Scope Corp.........................................   3,100      32,491
    Xebio Holdings Co., Ltd..............................   8,300      97,264
    Yachiyo Industry Co., Ltd............................   3,600      23,829
    Yagi & Co., Ltd......................................     800      11,641
    Yahagi Construction Co., Ltd.........................   8,800      55,422
    YAMABIKO Corp........................................   9,500      94,253
    Yamagata Bank, Ltd. (The)............................   7,400     134,032
    Yamaguchi Financial Group, Inc.......................  64,828     658,998
    Yamaichi Electronics Co., Ltd........................   4,200      50,105
    Yamanashi Chuo Bank, Ltd. (The)......................   9,500     121,210
    Yamashina Corp.......................................  27,600      17,826
    Yamatane Corp........................................   1,500      22,959
    Yamato Corp..........................................   4,000      17,419
    Yamaya Corp..........................................   1,800      35,758
    Yamazawa Co., Ltd....................................     800      12,757
    Yamazen Corp.........................................   6,900      69,370
    Yashima Denki Co., Ltd...............................   4,000      29,722
    Yellow Hat, Ltd......................................   4,800     113,250
    Yokogawa Bridge Holdings Corp........................   8,700     158,715
    Yokohama Reito Co., Ltd..............................  14,900     126,769
    Yokohama Rubber Co., Ltd. (The)......................  30,600     649,053
    Yomiuri Land Co., Ltd................................   1,000      34,680
    Yondenko Corp........................................   1,000      24,102
    Yondoshi Holdings, Inc...............................   3,300      66,398
    Yorozu Corp..........................................   6,400      88,583
    Yotai Refractories Co., Ltd..........................   5,200      32,247
    Yuasa Funashoku Co., Ltd.............................     500      16,987
    Yuasa Trading Co., Ltd...............................   4,500     131,792
    Yurtec Corp..........................................  11,800      99,727
    Yushiro Chemical Industry Co., Ltd...................   2,100      22,661
    Zaoh Co., Ltd........................................     700       8,127
    Zeon Corp............................................  42,000     431,819
    Zojirushi Corp.......................................  11,500     120,400
                                                                  -----------
TOTAL JAPAN..............................................          95,741,113
                                                                  -----------
MALAYSIA -- (0.8%)
    Aeon Co. M Bhd.......................................  96,500      36,619
    AFFIN Bank Bhd.......................................  76,600      41,482
    AirAsia Group Bhd.................................... 278,600     207,686
    Alliance Bank Malaysia Bhd........................... 160,800     166,945

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
MALAYSIA -- (Continued)
    Allianz Malaysia Bhd.................................  10,200 $ 33,825
    AMMB Holdings Bhd.................................... 326,900  360,445
*   Bahvest Resources Bhd................................  99,300   11,683
*   Berjaya Assets Bhd................................... 139,400   10,246
#*  Berjaya Corp. Bhd.................................... 507,733   34,139
    Berjaya Food Bhd.....................................  50,600   16,587
    BIMB Holdings Bhd....................................  54,400   49,895
    Boustead Holdings Bhd................................ 106,008   37,851
    Boustead Plantations Bhd............................. 114,100   25,931
#*  Bumi Armada Bhd...................................... 415,900   20,353
    CAB Cakaran Corp. Bhd................................  55,500    7,122
    Cahya Mata Sarawak Bhd............................... 111,300   83,654
    CCM Duopharma Biotech Bhd............................  45,500   11,051
*   Coastal Contracts Bhd................................  28,800    5,847
    Cypark Resources Bhd.................................  32,250   12,962
*   Dagang NeXchange Bhd................................. 205,700   12,383
    DRB-Hicom Bhd........................................ 155,700   61,843
#*  Eastern & Oriental Bhd............................... 142,981   37,782
*   Eco World Development Group Bhd...................... 232,300   52,289
    Engtex Group Bhd.....................................  77,300   15,757
    FGV Holdings Bhd..................................... 358,300   87,720
    Gadang Holdings Bhd..................................  82,250   11,087
    Gamuda Bhd........................................... 391,100  263,903
    George Kent Malaysia Bhd.............................  66,200   17,552
    GuocoLand Malaysia Bhd...............................  51,700    9,791
    Hengyuan Refining Co. Bhd............................  19,200   22,625
#   Hiap Teck Venture Bhd................................ 209,200   14,360
    IGB Bhd..............................................  50,700   31,023
    IJM Corp. Bhd........................................ 585,600  261,873
    Insas Bhd............................................ 171,000   32,222
    IOI Properties Group Bhd............................. 266,749  101,836
*   JAKS Resources Bhd...................................  84,700   10,681
    Kenanga Investment Bank Bhd..........................  81,600   11,190
    Kerjaya Prospek Group Bhd............................  39,500   12,169
    Kian JOO CAN Factory Bhd.............................  15,800   10,833
    Kretam Holdings Bhd.................................. 135,700   12,948
*   Landmarks Bhd........................................  79,900    8,969
    LBS Bina Group Bhd................................... 119,020   19,773
    Lii Hen Industries Bhd...............................  15,400   10,578
    Magni-Tech Industries Bhd............................  10,600   11,299
    Magnum Bhd........................................... 143,000   72,020
    Mah Sing Group Bhd................................... 217,100   49,352
    Malayan Flour Mills Bhd..............................  85,950   10,947
    Malaysia Airports Holdings Bhd....................... 158,800  312,663
    Malaysia Marine and Heavy Engineering Holdings Bhd...  64,200   10,351
    Malaysian Pacific Industries Bhd.....................  18,800   45,852
    Malaysian Resources Corp. Bhd........................ 373,000   62,129
    Matrix Concepts Holdings Bhd.........................  66,750   31,989
*   Media Prima Bhd...................................... 118,600   11,206
    Mega First Corp. Bhd.................................  32,300   31,164
#   MMC Corp. Bhd........................................  92,500   19,032
*   MNRB Holdings Bhd....................................  14,159    3,984
*   MPHB Capital Bhd..................................... 107,000   27,021
    Muda Holdings Bhd....................................  36,200   16,885
*   Mudajaya Group Bhd...................................  31,588    2,369
    Muhibbah Engineering M Bhd...........................  57,500   40,011
*   Mulpha International Bhd.............................  20,120    8,704
    Paramount Corp. Bhd..................................  29,700   15,170
#   Petron Malaysia Refining & Marketing Bhd.............  17,400   27,827

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
MALAYSIA -- (Continued)
    Pos Malaysia Bhd.....................................   108,200 $   51,119
    RGB International Bhd................................   107,100      5,655
#*  Sapura Energy Bhd....................................   854,800     55,552
    Sarawak Oil Palms Bhd................................    45,385     29,326
    SP Setia Bhd Group...................................   244,929    154,084
    Supermax Corp. Bhd...................................    57,800     21,454
    Ta Ann Holdings Bhd..................................    39,440     23,438
    TA Enterprise Bhd....................................   239,700     38,389
    TA Global Bhd........................................   119,500      7,756
    Taliworks Corp. Bhd..................................   147,666     29,931
    Tan Chong Motor Holdings Bhd.........................    37,700     12,933
    Tropicana Corp. Bhd..................................   108,634     23,064
    TSH Resources Bhd....................................    96,200     27,035
    Tune Protect Group Bhd...............................    80,800     12,181
    UEM Edgenta Bhd......................................    59,000     38,429
    UEM Sunrise Bhd......................................   347,300     64,153
    UMW Holdings Bhd.....................................    60,200     85,932
    United Malacca Bhd...................................    15,200     20,298
    UOA Development Bhd..................................   127,800     74,905
*   Velesto Energy Bhd...................................   594,639     27,753
*   Vivocom International Holdings Bhd...................   574,167      2,801
*   Vizione Holdings Bhd.................................    93,300     22,991
    VS Industry Bhd......................................   136,500     27,092
    WCT Holdings Bhd.....................................   171,311     33,916
    Yinson Holdings Bhd..................................   104,400    104,715
    YNH Property Bhd.....................................    52,616     16,349
    YTL Corp. Bhd........................................   685,582    184,377
                                                                    ----------
TOTAL MALAYSIA...........................................            4,311,113
                                                                    ----------
MEXICO -- (0.8%)
    ALEATICA S.A.B. de C.V...............................    24,175     29,065
    Alfa S.A.B. de C.V., Class A.........................   568,712    717,647
*   Alpek S.A.B. de C.V..................................    60,179     82,044
    Banco del Bajio SA...................................    97,519    203,481
*   Cemex S.A.B. de C.V.................................. 1,038,459    563,156
    Consorcio ARA S.A.B. de C.V., Series *...............   158,657     41,568
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V.,
      Class A............................................    31,901     23,839
    Corp. Actinver S.A.B. de C.V.........................    15,000     10,198
    Corpovael S.A. de C.V................................    10,092      7,895
    Credito Real S.A.B. de C.V. SOFOM ER.................    85,399     87,934
    Cydsa S.A.B. de C.V..................................     1,721      2,646
*   Genomma Lab Internacional S.A.B. de C.V., Class B....   119,715     83,265
    Gentera S.A.B. de C.V................................   134,521     98,276
*   Grupo Aeromexico S.A.B. de C.V.......................    57,440     72,753
    Grupo Cementos de Chihuahua S.A.B. de C.V............    27,500    151,505
    Grupo Comercial Chedraui S.A. de C.V.................   125,474    243,504
*   Grupo Famsa S.A.B. de C.V., Class A..................    33,963     15,115
    Grupo Herdez S.A.B. de C.V., Series *................    19,708     42,823
*   Grupo Hotelero Santa Fe S.A.B. de C.V................    34,842     13,793
    Grupo Industrial Saltillo S.A.B. de C.V..............    27,431     35,863
    Grupo Sanborns S.A.B. de C.V.........................    56,188     55,241
*   Grupo Simec S.A.B. de C.V............................    17,895     56,963
    Grupo Televisa S.A.B., Series CPO....................    25,986     65,134
*   Hoteles City Express S.A.B. de C.V...................    61,700     72,695
    Industrias Bachoco S.A.B. de C.V., Series B..........    68,398    262,042
*   Industrias CH S.A.B. de C.V., Series B...............    36,248    153,069
    Industrias Penoles S.A.B. de C.V.....................     3,422     46,709
*   La Comer S.A.B. de C.V...............................   133,504    137,538
*   Minera Frisco S.A.B. de C.V., Class A1...............   115,113     29,798

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
MEXICO -- (Continued)
    Nemak S.A.B. de C.V.................................. 128,545 $  100,767
*   Organizacion Cultiba S.A.B. de C.V...................  69,200     54,608
*   Organizacion Soriana S.A.B. de C.V., Class B.........  40,351     56,763
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V................................................  39,079    397,692
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V., Class L......................................   3,934     26,539
    Qualitas Controladora S.A.B. de C.V..................  23,988     59,449
    Regional S.A.B. de C.V...............................  21,120    111,762
    TV Azteca S.A.B. de C.V.............................. 207,678     23,350
    Unifin Financiera S.A.B. de C.V. SOFOM ENR...........  11,458     25,634
    Vitro S.A.B. de C.V..................................  22,198     59,331
                                                                  ----------
TOTAL MEXICO.............................................          4,321,454
                                                                  ----------
NETHERLANDS -- (1.6%)
    Accell Group NV......................................   3,667     80,634
    APERAM SA............................................  14,890    454,518
    Arcadis NV...........................................  16,119    209,294
    ASM International NV.................................  13,812    669,091
    ASR Nederland NV.....................................  44,759  1,887,851
    BinckBank NV.........................................  11,130     79,476
    Boskalis Westminster.................................  27,962    734,776
    Brunel International NV..............................   4,689     65,405
*   Fugro NV.............................................  14,386    158,651
*   Heijmans NV..........................................   6,987     72,976
    Hunter Douglas NV....................................     778     50,771
    Intertrust NV........................................  18,628    302,684
    KAS Bank NV..........................................   2,750     19,141
    Kendrion NV..........................................   2,214     53,979
    Koninklijke BAM Groep NV.............................  79,919    285,697
*   Lucas Bols NV........................................   1,767     31,641
    Ordina NV............................................  26,153     44,510
    Randstad NV..........................................  32,096  1,547,170
    SBM Offshore NV......................................  44,899    741,093
    Signify NV...........................................  30,082    745,219
*   TomTom NV............................................  10,895     97,530
    Van Lanschot Kempen NV...............................   3,533     82,613
                                                                  ----------
TOTAL NETHERLANDS........................................          8,414,720
                                                                  ----------
NEW ZEALAND -- (0.4%)
    Abano Healthcare Group, Ltd..........................   4,381     19,737
    Air New Zealand, Ltd................................. 109,455    212,855
    Arvida Group, Ltd....................................  57,191     51,880
    Chorus, Ltd..........................................  87,425    296,821
    Comvita, Ltd.........................................   4,754     15,034
    Heartland Group Holdings, Ltd........................  83,148     79,311
    Kathmandu Holdings, Ltd..............................  29,777     49,208
    Metlifecare, Ltd.....................................  35,960    128,722
    NEW Zealand King Salmon Investments, Ltd.............   7,515     11,035
    New Zealand Refining Co., Ltd. (The).................  37,173     59,943
    NZME, Ltd............................................  15,550      5,496
    NZME, Ltd............................................  28,793      9,739
    Oceania Healthcare, Ltd..............................  54,811     39,467
    PGG Wrightson, Ltd...................................  27,472      9,189
    Sanford, Ltd.........................................   7,981     36,984
    Skellerup Holdings, Ltd..............................  26,569     37,176
    SKY Network Television, Ltd..........................  66,134     86,463
    SKYCITY Entertainment Group, Ltd..................... 116,501    309,625
    Steel & Tube Holdings, Ltd...........................   7,277      5,785
    Summerset Group Holdings, Ltd........................  38,808    164,150

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
NEW ZEALAND -- (Continued)
    Tourism Holdings, Ltd................................  13,328 $   45,014
*   TOWER, Ltd...........................................  65,261     32,938
    Trade Me Group, Ltd..................................  62,943    276,136
    Turners Automotive Group, Ltd........................  14,592     23,523
    Warehouse Group, Ltd. (The)..........................  13,394     18,980
    Z Energy, Ltd........................................  17,775     73,806
                                                                  ----------
TOTAL NEW ZEALAND........................................          2,099,017
                                                                  ----------
NORWAY -- (0.8%)
*   Aker Solutions ASA...................................  38,204    208,546
    American Shipping Co. ASA............................   8,329     32,590
*   Archer, Ltd..........................................   9,188      5,151
*   Avance Gas Holding, Ltd..............................   7,335     11,382
*   Axactor SE...........................................  24,958     61,538
    Bonheur ASA..........................................   5,585     77,512
*   BW LPG, Ltd..........................................  25,720     79,033
*   BW Offshore, Ltd.....................................  28,748    136,949
    DNO ASA.............................................. 165,277    317,893
*   DOF ASA..............................................  28,665     11,571
    Europris ASA.........................................  24,471     78,771
*   FLEX LNG, Ltd........................................   5,814      7,617
*   Frontline, Ltd.......................................  12,607     64,781
    Grieg Seafood ASA....................................   2,538     32,793
    Hoegh LNG Holdings, Ltd..............................  13,207     60,921
*   Kongsberg Automotive ASA.............................  75,985     64,762
    Kongsberg Gruppen ASA................................   4,903     68,346
*   Kvaerner ASA.........................................  31,342     44,332
*   Norwegian Air Shuttle ASA............................   4,818     73,669
*   Norwegian Finans Holding ASA.........................  26,755    220,154
    Ocean Yield ASA......................................  13,737     98,799
*   Odfjell Drilling, Ltd................................  25,170     74,094
    Odfjell SE, Class A..................................   8,358     28,435
*   Otello Corp. ASA.....................................  27,065     45,431
*   Petroleum Geo-Services ASA...........................  50,806    114,629
*   Prosafe SE...........................................   8,800     16,935
*   Protector Forsikring ASA.............................  13,354     76,146
    Sbanken ASA..........................................  20,792    188,801
    Selvaag Bolig ASA....................................   9,469     48,748
    Solon Eiendom ASA....................................   3,499     14,943
    SpareBank 1 SR-Bank ASA..............................  39,457    427,171
    Spectrum ASA.........................................   4,216     19,968
    Stolt-Nielsen, Ltd...................................   4,606     55,579
    Storebrand ASA.......................................  35,983    275,768
    Subsea 7 SA..........................................  49,516    561,873
*   Wallenius Wilhelmsen ASA.............................   6,223     22,104
    Wilh Wilhelmsen Holding ASA, Class A.................   3,190     55,819
    XXL ASA..............................................  19,653     65,939
                                                                  ----------
TOTAL NORWAY.............................................          3,849,493
                                                                  ----------
PHILIPPINES -- (0.3%)
    Alliance Global Group, Inc........................... 697,900    183,586
    Belle Corp........................................... 514,000     23,938
    Cebu Air, Inc........................................  41,100     69,435
*   CEMEX Holdings Philippines, Inc...................... 237,000     12,125
    China Banking Corp................................... 156,400     84,590
    Cosco Capital, Inc................................... 415,800     58,940
*   East West Banking Corp............................... 126,750     30,215
*   EEI Corp.............................................  85,300     13,266

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
PHILIPPINES -- (Continued)
    Filinvest Land, Inc.................................. 2,215,000 $   63,393
    First Philippine Holdings Corp.......................    54,620     76,254
*   Global Ferronickel Holdings, Inc.....................   218,117      6,413
    GT Capital Holdings, Inc.............................     6,690    137,407
    Integrated Micro-Electronics, Inc....................    64,100     15,251
    International Container Terminal Services, Inc.......    27,530     57,259
    Lopez Holdings Corp..................................   459,100     45,872
    Megaworld Corp....................................... 1,811,000    179,827
    Nickel Asia Corp.....................................   318,060     14,992
    Petron Corp..........................................   450,100     64,621
*   Philippine National Bank.............................    57,100     49,333
    Phoenix Petroleum Philippines, Inc...................    68,700     14,178
    Pilipinas Shell Petroleum Corp.......................    17,100     15,778
    RFM Corp.............................................   131,000     12,067
    Rizal Commercial Banking Corp........................    55,220     27,533
    Robinsons Land Corp..................................   360,531    152,572
    Security Bank Corp...................................    24,060     82,767
*   Top Frontier Investment Holdings, Inc................     3,550     19,103
    Union Bank Of Philippines............................    42,760     53,000
    Vista Land & Lifescapes, Inc.........................   853,600     95,732
                                                                    ----------
TOTAL PHILIPPINES........................................            1,659,447
                                                                    ----------
POLAND -- (0.5%)
*   AB SA................................................       754      3,891
    Agora SA.............................................     7,238     20,633
*   Alior Bank SA........................................    11,565    179,129
    Alumetal SA..........................................     1,454     15,761
    Amica SA.............................................     1,212     39,930
    Asseco Poland SA.....................................    23,157    298,853
*   Bank Ochrony Srodowiska SA...........................     6,254     11,864
*   Bioton SA............................................     7,143      9,842
*   Boryszew SA..........................................    12,442     15,743
    Ciech SA.............................................     7,468    105,482
    ComArch SA...........................................       286     11,915
*   Cyfrowy Polsat SA....................................    30,190    192,350
    Echo Investment SA...................................    30,168     27,818
*   Enea SA..............................................    73,544    212,202
*   Fabryki Mebli Forte SA...............................     2,722     17,475
    Grupa Kety SA........................................       150     13,757
    Grupa Lotos SA.......................................    14,159    354,005
*   Impexmetal SA........................................    22,502     20,644
    Inter Cars SA........................................       869     50,366
*   Jastrzebska Spolka Weglowa SA........................    11,223    206,353
    Kernel Holding SA....................................    15,475    212,878
    LC Corp. SA..........................................   119,236     76,806
*   Lubelski Wegiel Bogdanka SA..........................     2,965     44,788
*   Netia SA.............................................    26,226     36,310
    Neuca SA.............................................       164     11,194
*   PKP Cargo SA.........................................     8,830     97,488
*   Polnord SA...........................................     7,163     16,355
    Stalexport Autostrady SA.............................    20,914     22,291
    Stalprodukt SA.......................................       500     44,405
*   Tauron Polska Energia SA.............................   186,130    119,023
    Warsaw Stock Exchange................................     2,555     27,489
                                                                    ----------
TOTAL POLAND.............................................            2,517,040
                                                                    ----------
PORTUGAL -- (0.3%)
*   Banco Comercial Portugues SA, Class R................ 1,789,026    493,273

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
PORTUGAL -- (Continued)
    EDP Renovaveis SA....................................    19,301 $  173,875
    Navigator Co. SA (The)...............................    58,334    285,418
    NOS SGPS SA..........................................    26,931    174,697
    Semapa-Sociedade de Investimento e Gestao............     5,555     97,057
    Sonae Capital SGPS SA................................    15,124     15,397
    Sonae SGPS SA........................................   244,301    254,897
                                                                    ----------
TOTAL PORTUGAL...........................................            1,494,614
                                                                    ----------
RUSSIA -- (0.2%)
    Etalon Group P.L.C., GDR.............................    30,300     62,115
    Globaltrans Investment P.L.C., GDR...................    12,707    125,799
*   Lenta, Ltd...........................................    45,601    150,939
    Magnitogorsk Iron & Steel Works PJSC, GDR............    24,136    208,414
*   Mail.Ru Group, Ltd., GDR.............................       896     22,113
    Ros Agro P.L.C., GDR.................................     5,719     70,916
    RusHydro PJSC, ADR...................................   181,277    133,873
    TMK PJSC, GDR........................................    11,614     37,688
    VEON, Ltd., ADR......................................    66,763    168,910
    VTB Bank PJSC, GDR...................................    51,288     64,879
                                                                    ----------
TOTAL RUSSIA.............................................            1,045,646
                                                                    ----------
SINGAPORE -- (0.7%)
    Accordia Golf Trust..................................   159,100     65,084
    Avarga, Ltd..........................................   100,900     15,340
    Banyan Tree Holdings, Ltd............................    47,800     20,973
    Boustead Singapore, Ltd..............................    48,400     28,401
    Bukit Sembawang Estates, Ltd.........................    31,700    132,480
    China Aviation Oil Singapore Corp., Ltd..............    47,300     40,902
    Chip Eng Seng Corp., Ltd.............................   116,100     60,744
    CITIC Envirotech, Ltd................................   194,600     62,835
    CSE Global, Ltd......................................    76,400     24,478
*   Del Monte Pacific, Ltd...............................    61,200      6,249
    Elec & Eltek International Co., Ltd..................     8,300     11,884
*   Ezion Holdings, Ltd.................................. 1,083,800     43,821
#*  Ezra Holdings, Ltd...................................   522,200      3,966
    Far East Orchard, Ltd................................    37,800     35,405
    Frasers Property, Ltd................................    88,000    118,478
    Frencken Group, Ltd..................................    48,900     15,131
    Geo Energy Resources, Ltd............................    71,400     10,587
    GL, Ltd..............................................    83,800     45,160
    Golden Agri-Resources, Ltd........................... 1,370,700    258,667
    GuocoLand, Ltd.......................................    52,500     71,476
    Halcyon Agri Corp., Ltd..............................    98,900     35,298
    Hi-P International, Ltd..............................    38,800     26,850
    Ho Bee Land, Ltd.....................................    50,700     94,573
    Hong Fok Corp., Ltd..................................    59,290     31,131
*   Hong Leong Asia, Ltd.................................    61,800     26,879
    Hong Leong Finance, Ltd..............................    31,300     60,963
    Hotel Grand Central, Ltd.............................    34,566     34,436
    Hutchison Port Holdings Trust........................   606,400    152,100
*   Hyflux, Ltd..........................................   124,600      3,427
    Lian Beng Group, Ltd.................................    54,800     19,982
*   Midas Holdings, Ltd..................................   343,400      9,183
*   Nam Cheong, Ltd......................................   135,500        600
    OUE, Ltd.............................................    65,000     73,999
    Oxley Holdings, Ltd..................................   204,300     45,593
    QAF, Ltd.............................................    53,800     28,022
*   Raffles Education Corp., Ltd.........................   137,540     11,180

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SINGAPORE -- (Continued)
    RHT Health Trust..................................... 114,200 $    2,548
    Sembcorp Industries, Ltd............................. 215,200    415,168
    Sinarmas Land, Ltd................................... 163,500     30,444
    Sing Holdings, Ltd...................................  63,000     17,799
    Stamford Land Corp., Ltd.............................  74,600     27,162
    Sunningdale Tech, Ltd................................  26,960     30,092
*   Swiber Holdings, Ltd.................................  92,600      1,403
    Tai Sin Electric, Ltd................................  31,700      7,412
    Tuan Sing Holdings, Ltd.............................. 134,694     39,583
    United Engineers, Ltd................................  71,900    136,322
    United Industrial Corp., Ltd.........................  30,700     68,163
    United Overseas Insurance, Ltd.......................   3,400     18,188
    UOB-Kay Hian Holdings, Ltd...........................  36,035     33,217
    UOL Group, Ltd....................................... 114,000    564,157
    Wee Hur Holdings, Ltd................................  60,800      9,490
    Wheelock Properties Singapore, Ltd...................  49,500     77,217
    Wing Tai Holdings, Ltd...............................  88,200    134,621
*   Yongnam Holdings, Ltd................................  48,400      6,348
                                                                  ----------
TOTAL SINGAPORE..........................................          3,345,611
                                                                  ----------
SOUTH AFRICA -- (1.8%)
    Adcock Ingram Holdings, Ltd..........................   3,108     14,849
    Advtech, Ltd.........................................  87,594     98,474
    AECI, Ltd............................................  28,165    188,757
    African Oxygen, Ltd..................................  30,667     63,461
    African Rainbow Minerals, Ltd........................  27,242    305,802
    Alexander Forbes Group Holdings, Ltd................. 193,560     67,785
    Allied Electronics Corp., Ltd., Class A..............  51,937     68,768
    Alviva Holdings, Ltd.................................  32,995     43,434
    AngloGold Ashanti, Ltd...............................  29,792    420,168
*   ArcelorMittal South Africa, Ltd......................  37,485      9,129
    Astral Foods, Ltd....................................   6,825     83,519
    Barloworld, Ltd......................................  43,363    397,428
    Clover Industries, Ltd...............................  28,914     43,138
*   Curro Holdings, Ltd..................................  22,679     49,139
*   DataTec, Ltd......................................... 122,318    268,743
    Distell Group Holdings, Ltd..........................  13,529    117,209
*   enX Group, Ltd.......................................  14,323     13,376
*   EOH Holdings, Ltd....................................  20,236     40,436
    Exxaro Resources, Ltd................................  52,183    608,231
    Gold Fields, Ltd.....................................  82,175    333,467
    Gold Fields, Ltd., Sponsored ADR..................... 117,597    482,148
*   Grindrod Shipping Holdings, Ltd......................   2,680     17,818
*   Grindrod, Ltd........................................ 107,193     61,899
*   Harmony Gold Mining Co., Ltd.........................  58,766    118,005
*   Harmony Gold Mining Co., Ltd., Sponsored ADR.........  39,848     78,899
    Hudaco Industries, Ltd...............................   6,075     66,526
*   Impala Platinum Holdings, Ltd........................ 172,919    507,882
    Imperial Logistics, Ltd..............................  29,761    152,638
    KAP Industrial Holdings, Ltd......................... 283,595    183,658
    Lewis Group, Ltd.....................................  12,017     29,779
    Liberty Holdings, Ltd................................  26,500    214,116
    Life Healthcare Group Holdings, Ltd.................. 184,250    377,700
    Long4Life, Ltd.......................................  66,890     22,680
    Merafe Resources, Ltd................................ 340,993     35,984
    Metair Investments, Ltd..............................  62,566     88,545
*   MMI Holdings, Ltd.................................... 205,994    261,002
    Mpact, Ltd...........................................  39,733     64,210
    Murray & Roberts Holdings, Ltd.......................  91,852     99,051

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH AFRICA -- (Continued)
*   Nampak, Ltd.......................................... 104,795 $  110,439
*   Northam Platinum, Ltd................................  42,319    154,085
    Novus Holdings, Ltd..................................  44,561     14,019
    Oceana Group, Ltd....................................   8,160     47,287
    Omnia Holdings, Ltd..................................  17,966    114,647
    Peregrine Holdings, Ltd..............................  42,331     58,386
    Pioneer Foods Group, Ltd.............................  18,535    110,440
*   PPC, Ltd............................................. 351,187    147,039
    Raubex Group, Ltd....................................  28,364     39,885
    RCL Foods, Ltd.......................................  33,526     39,246
    Reunert, Ltd.........................................  41,165    218,564
    Rhodes Food Group Pty, Ltd...........................  21,827     27,495
*   Royal Bafokeng Platinum, Ltd.........................  16,658     36,516
    Sappi, Ltd........................................... 100,804    595,511
*   Sibanye Gold, Ltd.................................... 431,418    374,963
*   Super Group, Ltd.....................................  88,579    228,710
    Telkom SA SOC, Ltd...................................  67,595    342,010
    Tongaat Hulett, Ltd..................................  11,759     44,676
    Transaction Capital, Ltd.............................  23,060     29,988
    Trencor, Ltd.........................................  41,107     90,713
    Tsogo Sun Holdings, Ltd.............................. 121,591    181,507
    Wilson Bayly Holmes-Ovcon, Ltd.......................  11,812    124,274
                                                                  ----------
TOTAL SOUTH AFRICA.......................................          9,228,253
                                                                  ----------
SOUTH KOREA -- (4.6%)
*   Able C&C Co., Ltd....................................   2,508     27,025
    Aekyung Petrochemical Co., Ltd.......................   3,458     27,958
*   Agabang&Company......................................   4,211     15,377
    Ahn-Gook Pharmaceutical Co., Ltd.....................   2,130     19,537
*   AJ Rent A Car Co., Ltd...............................   4,808     51,217
    AK Holdings, Inc.....................................   1,058     48,612
    ALUKO Co., Ltd.......................................   7,684     21,518
*   Amotech Co., Ltd.....................................   1,746     30,401
    Asia Cement Co., Ltd.................................     480     55,328
    ASIA Holdings Co., Ltd...............................     317     35,783
    Asia Paper Manufacturing Co., Ltd....................   2,070     60,904
*   Asiana Airlines, Inc.................................  26,161    102,841
    Aurora World Corp....................................   2,182     20,247
    Austem Co., Ltd......................................   3,316     10,595
    Autech Corp..........................................   2,921     29,546
    Baiksan Co., Ltd.....................................   1,801     10,594
    BGF Co., Ltd.........................................   7,149     51,091
    Binggrae Co., Ltd....................................     527     32,487
*   BioSmart Co., Ltd....................................   3,406     13,169
    BNK Financial Group, Inc.............................  62,219    411,584
    Bookook Securities Co., Ltd..........................   1,515     28,516
    BYC Co., Ltd.........................................      48     10,451
    Byucksan Corp........................................  12,763     30,708
    Capro Corp...........................................  10,154     46,659
    Changhae Ethanol Co., Ltd............................   1,848     21,811
    Choheung Corp........................................      37      5,998
    Chongkundang Holdings Corp...........................     745     42,884
    CJ CheilJedang Corp..................................     684    210,845
    CJ Hello Co., Ltd....................................   7,875     72,843
    CKD Bio Corp.........................................     780     15,382
    Cosmax BTI, Inc......................................     583     10,838
    CROWNHAITAI Holdings Co., Ltd........................   1,460     15,643
    D.I Corp.............................................   4,636     17,366
    Dae Dong Industrial Co., Ltd.........................   5,164     30,077

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Dae Won Kang Up Co., Ltd.............................  6,480 $ 25,686
    Daeduck Electronics Co...............................  2,528   23,359
    Dae-Il Corp..........................................  1,815   12,004
    Daelim Industrial Co., Ltd...........................  6,417  615,586
    Daesang Corp.........................................  5,375  122,003
    Daesang Holdings Co., Ltd............................  3,226   23,614
*   Daesung Industrial Co., Ltd..........................  3,004   13,580
    Daewon San Up Co., Ltd...............................  3,013   15,745
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd....  9,680  323,837
    Daishin Securities Co., Ltd..........................  6,759   70,710
*   Danal Co., Ltd.......................................  3,187   10,538
    DB Financial Investment Co., Ltd.....................  6,876   30,440
    DB HiTek Co., Ltd....................................  9,776  113,967
    DB Insurance Co., Ltd................................ 10,464  653,476
*   Deutsch Motors, Inc..................................  5,007   24,244
    DGB Financial Group, Inc............................. 39,399  307,723
    DMS Co., Ltd.........................................  3,345   15,429
    Dong A Eltek Co., Ltd................................  2,809   23,401
    Dong-A ST Co., Ltd...................................    359   32,648
    Dong-Ah Geological Engineering Co., Ltd..............  2,403   46,903
    Dong-Il Corp.........................................    413   23,565
    Dongjin Semichem Co., Ltd............................  3,778   29,698
    Dongkuk Industries Co., Ltd..........................  7,943   19,711
    Dongkuk Steel Mill Co., Ltd.......................... 17,575  131,573
    Dongkuk Structures & Construction Co., Ltd...........  8,156   23,056
    Dongwha Enterprise Co., Ltd..........................  1,983   34,213
    Dongwha Pharm Co., Ltd...............................  5,100   45,353
    Dongwon Development Co., Ltd......................... 12,293   47,062
    Dongwon Industries Co., Ltd..........................    346   73,429
    Doosan Corp..........................................    515   54,596
*   Doosan Heavy Industries & Construction Co., Ltd...... 14,021  143,754
*   Doosan Infracore Co., Ltd............................ 28,195  220,425
    DTR Automotive Corp..................................  1,077   29,923
    DY Corp..............................................  2,973   16,849
    DY POWER Corp........................................  1,196   17,679
    e Tec E&C, Ltd.......................................    348   28,954
    Eagon Holdings Co., Ltd..............................  7,827   22,736
    Eagon Industrial, Ltd................................  2,129   24,293
    Easy Bio, Inc........................................ 12,020   65,552
    E-MART, Inc..........................................    331   57,174
*   Enerzent Co., Ltd....................................  7,021   14,470
*   Eugene Investment & Securities Co., Ltd.............. 10,226   25,716
    Eugene Technology Co., Ltd...........................  2,503   26,814
*   Eusu Holdings Co., Ltd...............................  2,459   19,889
    Farmsco..............................................  4,894   36,848
*   Gigalane Co., Ltd....................................  6,509   11,778
    GMB Korea Corp.......................................  2,702   21,690
    GOLFZON Co., Ltd.....................................    498   16,842
    Golfzon Newdin Holdings Co., Ltd.....................  8,152   27,467
    Green Cross Holdings Corp............................  1,755   37,792
    GS Engineering & Construction Corp................... 11,520  488,302
    GS Global Corp....................................... 14,500   35,160
    GS Holdings Corp..................................... 11,943  584,556
    Gwangju Shinsegae Co., Ltd...........................    168   30,080
    HAESUNG DS Co., Ltd..................................    910   11,030
    Haitai Confectionery & Foods Co., Ltd................  1,329   13,215
    Halla Corp...........................................  2,965   13,764
    Halla Holdings Corp..................................  2,427   95,473
*   Hana Micron, Inc.....................................  4,762   18,187

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Handok, Inc..........................................  1,695 $ 40,752
    Handsome Co., Ltd....................................  3,853  128,040
    Hanil Cement Co., Ltd................................    508   65,066
    Hanil Holdings Co., Ltd..............................    417   21,796
    Hanjin Kal Corp......................................  1,420   35,420
#   Hanjin Transportation Co., Ltd.......................  2,968  107,516
    HanmiGlobal Co., Ltd.................................  2,096   22,656
    Hansae Yes24 Holdings Co., Ltd.......................  1,461   10,757
    Hanshin Construction.................................  1,594   25,478
    Hanshin Machinery Co.................................  6,206   13,751
    Hansol Holdings Co., Ltd.............................  9,633   43,415
    Hansol HomeDeco Co., Ltd............................. 24,580   35,448
    Hansol Paper Co., Ltd................................  4,708   72,820
*   Hansol Technics Co., Ltd.............................  4,136   27,954
*   Hanwha Aerospace Co., Ltd............................  9,200  260,394
*   Hanwha Chemical Corp................................. 25,393  515,040
    Hanwha Corp.......................................... 10,490  332,506
    Hanwha General Insurance Co., Ltd.................... 15,243   74,458
*   Hanwha Investment & Securities Co., Ltd.............. 35,649   77,820
    Hanwha Life Insurance Co., Ltd....................... 72,761  281,853
    Hanyang Eng Co., Ltd.................................  2,781   33,892
*   Harim Co., Ltd.......................................  8,073   22,644
    Harim Holdings Co., Ltd..............................  6,177   69,870
    HB Technology Co., Ltd............................... 17,157   57,751
    HDC Holdings Co., Ltd................................  6,291  105,902
*   Heungkuk Fire & Marine Insurance Co., Ltd............ 12,193   53,883
    Hite Jinro Co., Ltd..................................  3,082   46,908
    HS Industries Co., Ltd...............................  2,057   11,688
*   Humax Co., Ltd.......................................  1,250    7,588
*   Huneed Technologies..................................  1,911   14,380
    Huons Global Co., Ltd................................    782   29,243
    Huvis Corp...........................................  2,628   18,241
    Huvitz Co., Ltd......................................  3,099   24,101
*   Hwajin Co., Ltd......................................  3,621    7,469
    Hwangkum Steel & Technology Co., Ltd.................  2,245   22,981
    Hy-Lok Corp..........................................  2,212   38,782
*   Hyosung Chemical Corp................................    385   49,025
*   Hyosung Corp.........................................  2,691  169,960
*   Hyosung TNC Co., Ltd.................................    523   81,084
    Hyundai BNG Steel Co., Ltd...........................  2,003   20,102
    Hyundai Construction Equipment Co., Ltd..............  2,996  149,182
    Hyundai Corp.........................................  2,531   72,369
    Hyundai Department Store Co., Ltd....................  3,368  289,938
    Hyundai Engineering & Construction Co., Ltd..........  4,294  241,283
    Hyundai Livart Furniture Co., Ltd....................  2,651   47,011
    Hyundai Marine & Fire Insurance Co., Ltd............. 12,533  420,653
    Hyundai Motor Securities Co., Ltd....................  4,374   39,623
    Hyundai Wia Corp.....................................  3,635  143,020
    HyVision System, Inc.................................  2,537   21,692
    ICD Co., Ltd.........................................  2,114   17,499
    IHQ, Inc............................................. 13,188   22,510
*   Iljin Holdings Co., Ltd..............................  6,410   21,143
    iMarketKorea, Inc....................................  4,396   31,697
    Interpark Holdings Corp.............................. 11,036   24,851
    Inzi Controls Co., Ltd...............................  2,623   20,632
*   Iones Co., Ltd.......................................  1,866   15,414
    IS Dongseo Co., Ltd..................................  3,523   96,005
    ISC Co., Ltd.........................................  1,366   11,169
    ISU Chemical Co., Ltd................................  2,105   19,344

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
    It's Hanbul Co., Ltd.................................    481 $ 11,675
    Jahwa Electronics Co., Ltd...........................  3,016   36,286
    JASTECH, Ltd.........................................  1,746   14,188
    KC Co., Ltd..........................................  2,704   33,594
    KEC Corp............................................. 18,498   19,041
    Keyang Electric Machinery Co., Ltd...................  6,346   21,405
    KG Chemical Corp.....................................  1,692   25,643
    KG Eco Technology Service Co., Ltd...................  6,425   19,068
    KGMobilians Co., Ltd.................................  5,395   38,445
    KISWIRE, Ltd.........................................  1,854   42,576
    KMH Co., Ltd.........................................  4,078   29,517
    Kodaco Co., Ltd......................................  9,455   21,447
    Kolon Corp...........................................  1,778   53,439
    Kolon Industries, Inc................................  4,021  215,094
    Kolon Plastic, Inc...................................  2,664   15,334
    Korea Asset In Trust Co., Ltd........................ 12,029   48,078
    Korea Autoglass Corp.................................  2,369   28,562
    Korea Cast Iron Pipe Industries Co., Ltd.............  2,203   19,728
    Korea Electric Terminal Co., Ltd.....................  1,465   55,527
*   Korea Line Corp......................................  3,589   77,825
    Korea Petrochemical Ind Co., Ltd.....................    876  133,925
    Korea Real Estate Investment & Trust Co., Ltd........ 32,941   78,377
    Korean Air Lines Co., Ltd............................ 10,716  351,013
    Korean Reinsurance Co................................ 26,664  215,468
    Kortek Corp..........................................  3,593   47,124
    KPX Chemical Co., Ltd................................    632   30,121
    KSS LINE, Ltd........................................  4,280   25,495
*   KT Hitel Co., Ltd....................................  2,856   14,533
    KT Skylife Co., Ltd..................................  5,709   58,081
*   KTB Investment & Securities Co., Ltd................. 11,121   33,018
    KTCS Corp............................................  8,880   20,933
    Ktis Corp............................................  4,865   12,207
    Kukdo Chemical Co., Ltd..............................  1,020   45,899
    Kumho Industrial Co., Ltd............................  5,014   59,016
    Kumho Petrochemical Co., Ltd.........................  3,898  316,145
    Kwang Dong Pharmaceutical Co., Ltd...................  9,258   61,143
*   Kyeryong Construction Industrial Co., Ltd............  1,246   28,893
    Kyobo Securities Co., Ltd............................  6,572   58,286
    Kyungbang Co., Ltd...................................  2,863   28,267
    Kyungdong Pharm Co., Ltd.............................  1,920   18,470
    Kyung-In Synthetic Corp..............................  6,925   38,766
    LEADCORP, Inc. (The).................................  3,249   16,535
    LF Corp..............................................  5,690  126,589
    LG Hausys, Ltd.......................................  1,935  121,847
    LG Innotek Co., Ltd..................................  3,089  272,801
    LG International Corp................................  8,753  136,225
    LG Uplus Corp........................................ 46,541  632,589
    LOT Vacuum Co., Ltd..................................  1,823   13,079
    Lotte Chilsung Beverage Co., Ltd.....................     81  104,539
    LOTTE Fine Chemical Co., Ltd.........................  3,431  140,299
    Lotte Food Co., Ltd..................................    115   66,116
    LOTTE Himart Co., Ltd................................  2,005   91,313
    Lotte Non-Life Insurance Co., Ltd.................... 17,091   41,421
    Lotte Shopping Co., Ltd..............................  2,068  364,773
    LS Corp..............................................  4,224  218,302
    LS Industrial Systems Co., Ltd.......................  2,900  137,176
*   Lumens Co., Ltd......................................  6,628   18,605
    LVMC Holdings........................................  5,786   14,134
    Mando Corp...........................................  6,621  202,528

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Mcnex Co., Ltd.......................................  1,942 $ 25,802
    Meritz Financial Group, Inc..........................  7,348   81,762
    Meritz Securities Co., Ltd........................... 30,536  126,173
    Mirae Asset Daewoo Co., Ltd.......................... 91,332  626,132
    Mirae Asset Life Insurance Co., Ltd.................. 21,444   93,707
    Moorim P&P Co., Ltd..................................  5,847   31,579
    Moorim Paper Co., Ltd................................  5,143   13,841
*   Neowiz...............................................  2,553   29,549
    NEPES Corp...........................................  3,697   40,339
    New Power Plasma Co., Ltd............................  1,359   17,729
    Nexen Corp...........................................  7,723   41,345
    Nexen Tire Corp...................................... 11,041   97,909
    NH Investment & Securities Co., Ltd.................. 21,841  275,124
    NICE Holdings Co., Ltd...............................  4,219   67,958
    Nice Information & Telecommunication, Inc............  1,182   20,883
*   NK Co., Ltd.......................................... 17,710   33,808
    Nong Shim Holdings Co., Ltd..........................    504   36,579
    Nong Woo Bio Co., Ltd................................  2,119   25,617
    NongShim Co., Ltd....................................    657  165,189
    NOROO Paint & Coatings Co., Ltd......................  2,353   19,719
    NS Shopping Co., Ltd.................................  4,509   54,983
    OCI Co., Ltd.........................................  3,181  307,468
*   Omnisystem Co., Ltd..................................  5,220    9,432
    OPTRON-TEC, Inc......................................  3,464   15,889
    Orange Life Insurance, Ltd...........................    537   14,499
    Orion Holdings Corp..................................  4,848   82,441
    Pan-Pacific Co., Ltd.................................  5,062   11,743
*   People & Technology, Inc.............................  1,110   12,237
    Poongsan Corp........................................  5,289  145,727
    Posco Daewoo Corp....................................  2,060   37,241
*   Power Logics Co., Ltd................................  6,041   40,383
    Protec Co., Ltd......................................  1,337   19,501
    PSK, Inc.............................................  2,938   35,979
    Pulmuone Co., Ltd....................................    155   11,841
    Rayence Co., Ltd.....................................  1,788   24,954
*   Redrover Co., Ltd.................................... 13,135   22,409
    Reyon Pharmaceutical Co., Ltd........................    957   13,147
    RFTech Co., Ltd......................................  6,327   32,827
    S&T Motiv Co., Ltd...................................  1,172   35,929
    Sajo Industries Co., Ltd.............................    771   42,713
    Sam Yung Trading Co., Ltd............................    833   11,133
    Samick Musical Instruments Co., Ltd..................  9,536   16,725
    Samick THK Co., Ltd..................................  2,172   24,118
    Samji Electronics Co., Ltd...........................  2,577   24,800
    SAMPYO Cement Co., Ltd...............................  8,391   38,900
    Samsung Card Co., Ltd................................  6,934  207,747
*   Samsung Heavy Industries Co., Ltd.................... 17,844  146,574
    Samsung Securities Co., Ltd.......................... 14,574  439,956
    SAMT Co., Ltd........................................ 20,892   30,593
    Samyang Corp.........................................    930   50,545
    Samyang Holdings Corp................................    987   73,963
    SAVEZONE I&C Corp....................................  3,550   12,247
*   S-Connect Co., Ltd...................................  9,214   15,778
    Seah Besteel Corp....................................  3,572   57,089
    SeAH Holdings Corp...................................    197   17,072
*   SeAH Steel Corp......................................    395   23,938
    SeAH Steel Holdings Corp.............................    440   20,710
    Sebang Co., Ltd......................................  4,144   46,765
    Sejong Industrial Co., Ltd...........................  2,921   21,454

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
*   Sekonix Co., Ltd.....................................  2,227 $ 16,075
    Seohan Co., Ltd...................................... 18,570   34,868
    SFA Engineering Corp.................................  4,144  152,892
*   SFA Semicon Co., Ltd................................. 20,425   29,993
    SH Energy & Chemical Co., Ltd........................ 22,523   24,059
    Shinsegae Food Co., Ltd..............................    411   33,383
    Shinsegae, Inc.......................................  1,712  408,827
#*  Shinwon Corp......................................... 13,837   37,031
    SIMMTECH Co., Ltd....................................  4,336   28,919
    SK Discovery Co., Ltd................................  3,132   81,692
    SK Gas, Ltd..........................................  1,161   86,064
    SK Networks Co., Ltd................................. 34,687  185,396
#*  SK Securities Co., Ltd............................... 75,285   50,440
    SL Corp..............................................  3,492   63,462
*   S-MAC Co., Ltd....................................... 42,977   40,407
    Songwon Industrial Co., Ltd..........................  4,004   79,569
    SPG Co., Ltd.........................................  2,138   15,195
*   Ssangyong Motor Co................................... 10,759   48,022
    ST Pharm Co., Ltd....................................    971   16,686
    Suheung Co., Ltd.....................................  1,636   37,668
    Sun Kwang Co., Ltd...................................  1,102   17,491
    Sung Kwang Bend Co., Ltd.............................  2,225   23,983
*   Sungchang Enterprise Holdings, Ltd................... 15,703   31,155
*   Sungshin Cement Co., Ltd.............................  6,047   76,304
    Sungwoo Hitech Co., Ltd.............................. 15,556   57,638
*   Sunjin Co., Ltd......................................  1,884   19,808
*   Suprema, Inc.........................................  1,070   24,988
    Systems Technology, Inc..............................  2,061   21,681
*   Taewoong Co., Ltd....................................  3,164   32,290
    Taeyoung Engineering & Construction Co., Ltd......... 12,466  149,994
    Tailim Packaging Co., Ltd............................  5,153   18,400
    TechWing, Inc........................................  2,738   24,360
    Tera Semicon Co., Ltd................................  1,760   27,351
    TES Co., Ltd.........................................  2,622   32,615
    Tesna Co., Ltd.......................................  1,271   31,610
*   TK Chemical Corp.....................................  7,026   17,220
    TK Corp..............................................    813    9,279
    Tong Yang Moolsan Co., Ltd........................... 10,050   20,165
    Tongyang Life Insurance Co., Ltd.....................  7,364   32,578
    Top Engineering Co., Ltd.............................  3,622   25,671
*   Toptec Co., Ltd......................................  3,943   39,128
    Tovis Co., Ltd.......................................  3,257   20,664
    TS Corp..............................................  1,334   24,134
*   T'way Holdings, Inc..................................  9,965   23,487
*   Ugint Co., Ltd....................................... 23,890   16,949
    Unid Co., Ltd........................................  1,325   56,102
    Union Semiconductor Equipment & Materials Co., Ltd...  4,932   19,891
    Viatron Technologies, Inc............................  1,566   15,478
    WeMade Entertainment Co., Ltd........................  2,574   88,239
*   WillBes & Co. (The)..................................  9,359   12,243
*   WIZIT Co., Ltd....................................... 17,635   19,345
*   Wonik Holdings Co., Ltd..............................  9,905   37,631
*   Wonik Materials Co., Ltd.............................  1,400   28,727
*   Woongjin Co., Ltd.................................... 13,733   29,112
    Woongjin Thinkbig Co., Ltd........................... 13,783   41,237
*   Woori Investment Bank Co., Ltd....................... 72,754   51,664
    Wooshin Systems Co., Ltd.............................  3,493   20,590
    Y G-1 Co., Ltd.......................................  4,751   47,599
*   YeaRimDang Publishing Co., Ltd.......................  4,262   23,877

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SOUTH KOREA -- (Continued)
    YMC Co., Ltd.........................................   4,636 $    27,367
    Yong Pyong Resort Co., Ltd...........................   4,441      37,118
    Youlchon Chemical Co., Ltd...........................   2,408      32,467
*   Youngone Corp........................................   2,319      72,266
    Youngone Holdings Co., Ltd...........................   1,299      72,097
*   Yuanta Securities Korea Co., Ltd.....................  29,890      92,440
    Zeus Co., Ltd........................................   1,279      14,467
                                                                  -----------
TOTAL SOUTH KOREA........................................          24,035,130
                                                                  -----------
SPAIN -- (1.9%)
    Acciona SA...........................................   8,040     765,519
    Acerinox SA..........................................  48,911     532,993
    Applus Services SA...................................  35,057     401,917
    Atresmedia Corp. de Medios de Comunicacion SA........  15,986      77,588
    Azkoyen SA...........................................   2,368      18,282
    Banco de Sabadell SA................................. 940,647   1,078,549
    Bankia SA............................................  69,134     201,524
    Bankinter SA.........................................  37,749     294,754
*   Baron de Ley.........................................     274      34,331
    Construcciones y Auxiliar de Ferrocarriles SA........   1,272      57,308
    Ebro Foods SA........................................  22,378     460,716
*   eDreams ODIGEO SA....................................  22,572      69,799
    Elecnor SA...........................................   6,480      91,170
    Enagas SA............................................  33,620     979,954
    Ence Energia y Celulosa SA...........................  32,264     250,536
    Ercros SA............................................  22,936      95,318
    Euskaltel SA.........................................  25,051     229,563
    Faes Farma SA........................................  15,820      59,415
    Grupo Catalana Occidente SA..........................  11,471     454,566
    Iberpapel Gestion SA.................................   1,824      66,453
*   Liberbank SA......................................... 591,351     292,056
    Mapfre SA............................................ 318,418     885,957
    Mediaset Espana Comunicacion SA......................  23,052     162,415
    Melia Hotels International SA........................  20,714     207,817
    Obrascon Huarte Lain SA..............................  24,022      21,954
    Parques Reunidos Servicios Centrales SAU.............   6,429      77,278
    Prim SA..............................................     827      10,553
*   Quabit Inmobiliaria SA...............................  32,976      53,000
    Sacyr S.A............................................ 108,039     260,806
    Sacyr S.A............................................   2,809       6,766
*   Siemens Gamesa Renewable Energy SA...................  70,530   1,001,326
*   Talgo SA.............................................  18,773     117,070
    Telepizza Group SA...................................  17,676     123,368
    Tubacex SA...........................................  30,279      98,525
    Unicaja Banco SA..................................... 141,426     165,889
*   Vocento SA...........................................  20,755      26,598
                                                                  -----------
TOTAL SPAIN..............................................           9,731,633
                                                                  -----------
SWEDEN -- (2.0%)
*   AcadeMedia AB........................................  18,432      95,881
    Acando AB............................................  25,360      82,832
    AddNode Group AB.....................................   6,352      77,923
    AF AB, Class B.......................................  17,388     306,499
    Ahlsell AB...........................................  64,244     387,596
    Alimak Group AB......................................   8,495     113,653
    Arjo AB, Class B.....................................  69,470     247,170
    Attendo AB...........................................  28,387     218,060
*   Beijer Electronics Group AB..........................   3,943      20,020

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
SWEDEN -- (Continued)
    Bergman & Beving AB..................................   7,540 $ 72,492
    Besqab AB............................................     759    8,178
    Betsson AB...........................................  31,487  289,992
    Bonava AB............................................   1,883   23,389
    Bonava AB, Class B...................................  22,208  278,224
    Bravida Holding AB...................................  55,441  406,335
    Bufab AB.............................................   5,860   61,275
    Bulten AB............................................   4,289   41,646
    Byggmax Group AB.....................................  21,543   80,878
    Clas Ohlson AB, Class B..............................   1,503   13,089
    Cloetta AB, Class B..................................  63,009  167,141
*   CLX Communications AB................................   1,501   17,387
*   Collector AB.........................................   2,979   16,038
    Coor Service Management Holding AB...................  11,779   91,174
    Dometic Group AB.....................................  62,063  442,814
*   Doro AB..............................................   6,752   28,278
    Duni AB..............................................   7,741   91,167
    Eastnine AB..........................................   4,151   46,566
    Elanders AB, Class B.................................   3,507   36,085
*   Enea AB..............................................   3,623   48,792
*   Fingerprint Cards AB, Class B........................  43,014   83,917
    Getinge AB, Class B..................................  16,351  184,624
    Granges AB...........................................  15,711  151,105
    Gunnebo AB...........................................   9,209   23,339
    Haldex AB............................................   8,793   61,755
    Holmen AB, Class B...................................  34,349  736,108
    Humana AB............................................   4,868   36,118
    Husqvarna AB, Class B................................   6,521   49,841
*   International Petroleum Corp.........................  15,048   54,743
    Intrum AB............................................  24,972  713,629
    Inwido AB............................................  19,046  122,283
    JM AB................................................  20,744  419,373
    KappAhl AB...........................................  19,144   36,809
    KNOW IT AB...........................................   1,743   31,577
    Lindab International AB..............................  24,370  196,397
    Loomis AB, Class B...................................  21,124  757,909
*   Medivir AB, Class B..................................   7,918   18,746
    Mekonomen AB.........................................  13,047  104,031
    Momentum Group AB, Class B...........................   4,972   47,350
    Nederman Holding AB..................................   4,621   49,067
    New Wave Group AB, Class B...........................  15,102   89,309
    Nobia AB.............................................  21,276  123,373
    Nordic Waterproofing Holding A.S.....................   4,419   35,767
    Opus Group AB........................................  44,326   28,136
    Peab AB..............................................  55,257  460,626
    Pricer AB, Class B...................................  39,134   45,471
*   Qliro Group AB.......................................  22,925   27,076
*   Radisson Hospitality AB..............................  13,366   62,592
    Ratos AB, Class B....................................  51,449  147,790
*   Recipharm AB, Class B................................  15,873  204,677
    Resurs Holding AB....................................  29,019  191,272
    Rottneros AB.........................................  28,710   28,874
*   SAS AB...............................................  90,481  244,623
    Scandi Standard AB...................................  13,606   93,883
    Scandic Hotels Group AB..............................  21,382  204,069
    Semcon AB............................................   4,616   25,627
    SSAB AB, Class A.....................................  53,880  213,585
    SSAB AB, Class B..................................... 139,757  467,936
    Systemair AB.........................................   4,581   48,000

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SWEDEN -- (Continued)
    VBG Group AB, Class B................................   1,593 $    22,839
                                                                  -----------
TOTAL SWEDEN.                                                      10,454,820
                                                                  -----------
SWITZERLAND -- (3.0%)
    Adecco Group AG......................................  41,835   2,096,394
    Allreal Holding AG...................................   3,711     601,975
*   Alpiq Holding AG.....................................   1,519     117,717
    ALSO Holding AG......................................   1,520     196,646
    ams AG...............................................   2,959      79,319
*   Arbonia AG...........................................  11,046     133,613
    Autoneum Holding AG..................................     583      95,528
    Baloise Holding AG...................................  14,564   2,255,641
    Banque Cantonale de Geneve...........................     498      97,921
    Bell Food Group AG...................................     542     169,825
    Bellevue Group AG....................................   2,218      49,123
    Berner Kantonalbank AG...............................   1,081     228,999
    Bobst Group SA.......................................   1,265     102,238
    Bucher Industries AG.................................   1,777     542,691
    Burckhardt Compression Holding AG....................     420     107,960
    Calida Holding AG....................................   1,393      41,752
    Carlo Gavazzi Holding AG.............................     128      35,296
    Cembra Money Bank AG.................................   4,724     407,939
    Cham Group AG........................................      85      35,576
    Cicor Technologies, Ltd..............................     389      17,013
    Cie Financiere Tradition SA..........................     318      34,228
    Conzzeta AG..........................................     252     219,453
*   Dottikon Es Holding AG...............................      22       9,760
    Dufry AG.............................................   7,038     703,911
    EFG International AG.................................  26,646     158,017
    Energiedienst Holding AG.............................   2,924      86,734
*   Evolva Holding SA.................................... 156,763      32,295
    Feintool International Holding AG....................     614      48,124
    GAM Holding AG.......................................  11,811      51,555
    Gurit Holding AG.....................................     117     108,680
    Helvetia Holding AG..................................   1,423     842,469
    HOCHDORF Holding AG..................................     202      24,995
    Huber & Suhner AG....................................   2,618     202,255
    Hypothekarbank Lenzburg AG...........................      13      57,551
    Implenia AG..........................................   2,851     100,561
    Investis Holding SA..................................     622      38,651
    Jungfraubahn Holding AG..............................     862     117,981
    Kudelski SA..........................................   7,542      50,306
*   Lastminute.com NV....................................     860      15,582
    Liechtensteinische Landesbank AG.....................   3,583     234,758
    Luzerner Kantonalbank AG.............................     807     386,402
    Metall Zug AG........................................      45     131,666
    Mikron Holding AG....................................   1,680      12,740
    Mobimo Holding AG....................................   1,528     374,572
    OC Oerlikon Corp. AG.................................  56,143     725,503
*   Orascom Development Holding AG.......................   3,061      50,069
    Orell Fuessli Holding AG.............................      25       2,059
    Orior AG.............................................     930      79,730
    Phoenix Mecano AG....................................     158      77,383
    Plazza AG, Class A...................................     226      50,889
    Rieter Holding AG....................................     647      89,600
*   Schmolz + Bickenbach AG.............................. 118,904      69,415
    Schweiter Technologies AG............................     289     273,638
    Siegfried Holding AG.................................     279      98,409
    St Galler Kantonalbank AG............................     688     344,054

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SWITZERLAND -- (Continued)
    Sunrise Communications Group AG......................   6,329 $   533,584
    Swissquote Group Holding SA..........................   2,219     104,505
    Tamedia AG...........................................     831      95,674
    u-blox Holding AG....................................     641      54,715
    Valiant Holding AG...................................   3,461     373,806
    Valora Holding AG....................................     859     228,287
    Vaudoise Assurances Holding SA.......................     263     133,757
    Vetropack Holding AG.................................      56     127,709
*   Von Roll Holding AG..................................  20,277      26,689
    VP Bank AG...........................................   1,034     144,369
    Walliser Kantonalbank................................   1,048     121,218
    Zehnder Group AG.....................................   2,702      90,342
    Zug Estates Holding AG, Class B......................      41      70,719
    Zuger Kantonalbank AG................................      26     158,545
                                                                  -----------
TOTAL SWITZERLAND........................................          15,581,080
                                                                  -----------
TAIWAN -- (3.8%)
    AcBel Polytech, Inc..................................  69,000      45,752
    Acer, Inc............................................ 346,000     225,585
    ACES Electronic Co., Ltd.............................  18,000      13,722
*   Acon Holding, Inc....................................  50,000       9,589
    A-DATA Technology Co., Ltd...........................  35,000      47,380
    Advanced International Multitech Co., Ltd............  32,000      39,160
    Advancetek Enterprise Co., Ltd.......................  21,987      11,097
*   AGV Products Corp.................................... 123,960      28,165
    Alchip Technologies, Ltd.............................  10,000      26,081
    Allis Electric Co., Ltd..............................  57,000      25,984
    Alltek Technology Corp...............................  33,129      18,555
    Alpha Networks, Inc..................................  54,000      31,860
    Ambassador Hotel (The)...............................  48,000      34,891
    AMPOC Far-East Co., Ltd..............................  23,000      18,993
*   AmTRAN Technology Co., Ltd........................... 180,000      68,783
    Apacer Technology, Inc...............................  19,000      18,760
    APCB, Inc............................................  39,000      34,055
*   Apex International Co., Ltd..........................  33,760      48,899
    Apex Medical Corp....................................  11,000       8,972
    Arcadyan Technology Corp.............................  11,000      34,585
    Ardentec Corp........................................  68,430      67,541
    Asia Optical Co., Inc................................  32,000      78,552
    Asia Tech Image, Inc.................................  13,000      17,471
    Asia Vital Components Co., Ltd.......................  57,000      47,191
    Audix Corp...........................................  16,000      19,264
    Avalue Technology, Inc...............................  15,000      23,187
    AVY Precision Technology, Inc........................  16,412      17,124
    Bank of Kaohsiung Co., Ltd........................... 129,035      40,249
    BenQ Materials Corp..................................  41,000      26,530
    BES Engineering Corp................................. 293,000      70,754
*   Browave Corp.........................................  12,000      18,048
    Capital Futures Corp.................................  16,500      25,929
    Capital Securities Corp.............................. 419,440     125,912
    Career Technology MFG. Co., Ltd......................  78,554      69,796
    Casetek Holdings, Ltd................................  31,000      50,155
    Cathay Real Estate Development Co., Ltd.............. 128,600      87,426
    Cayman Engley Industrial Co., Ltd....................   4,261      17,509
    Celxpert Energy Corp.................................  21,000      22,779
    Central Reinsurance Co., Ltd.........................  37,800      21,793
*   Champion Building Materials Co., Ltd.................  77,000      17,890
    Channel Well Technology Co., Ltd.....................  23,000      17,861
    Chaun-Choung Technology Corp.........................   2,000       9,234

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
TAIWAN -- (Continued)
    CHC Healthcare Group.................................  20,000 $ 20,712
    Chen Full International Co., Ltd.....................  14,000   16,860
    Cheng Loong Corp..................................... 192,000  123,111
    Chilisin Electronics Corp............................  30,488   84,206
    China Airlines, Ltd.................................. 596,000  206,742
    China Bills Finance Corp............................. 192,000   87,100
    China Chemical & Pharmaceutical Co., Ltd.............  61,000   36,877
    China Electric Manufacturing Corp....................  45,000   13,795
    China General Plastics Corp..........................  56,269   43,445
    China Metal Products.................................  53,000   65,838
    China Wire & Cable Co., Ltd..........................  26,000   18,811
    Chinese Maritime Transport, Ltd......................  39,710   40,129
    Chin-Poon Industrial Co., Ltd........................  72,000   88,059
    ChipMOS Techinologies, Inc...........................  60,344   49,330
    Chong Hong Construction Co., Ltd.....................  32,000   88,699
    Chun YU Works & Co., Ltd.............................  32,000   21,567
    Chun Yuan Steel...................................... 104,000   34,608
    Chung Hsin Electric & Machinery Manufacturing Corp...  66,000   42,901
*   Chung Hung Steel Corp................................ 156,000   60,254
    Chung Hwa Pulp Corp..................................  96,015   30,149
    Clevo Co............................................. 108,000  103,998
#*  CMC Magnetics Corp................................... 449,000  102,763
    Compal Electronics, Inc.............................. 811,000  486,340
    Compeq Manufacturing Co., Ltd........................ 191,000  131,559
    Compucase Enterprise.................................  12,000    9,686
    Concord Securities Co., Ltd.......................... 102,335   24,676
    Continental Holdings Corp............................ 102,000   48,665
*   Contrel Technology Co., Ltd..........................  15,000    8,647
    Coretronic Corp......................................  93,000  139,425
    Co-Tech Development Corp.............................  18,000   17,891
*   CSBC Corp. Taiwan....................................  60,163   51,869
    CviLux Corp..........................................  17,000   14,028
    CyberTAN Technology, Inc.............................  73,000   36,516
    DA CIN Construction Co., Ltd.........................  37,000   24,480
    Dafeng TV, Ltd.......................................  12,000   13,889
    Darfon Electronics Corp..............................  52,000   76,813
    Darwin Precisions Corp...............................  76,000   43,273
    Depo Auto Parts Ind Co., Ltd.........................  20,000   45,241
    Dimerco Express Corp.................................  19,000   12,201
*   D-Link Corp.......................................... 159,000   64,375
*   Dynamic Electronics Co., Ltd.........................  73,000   20,110
    Dynapack International Technology Corp...............  32,000   49,421
    E Ink Holdings, Inc..................................  48,000   51,424
*   Edimax Technology Co., Ltd...........................  60,000   18,468
    Edom Technology Co., Ltd.............................  21,000    9,112
    Elite Semiconductor Memory Technology, Inc...........  50,000   53,844
    Elitegroup Computer Systems Co., Ltd.................  67,000   27,246
    EnTie Commercial Bank Co., Ltd....................... 110,000   47,210
    Epistar Corp......................................... 209,000  181,361
    Eson Precision Ind. Co., Ltd.........................  15,000   14,593
    Eternal Materials Co., Ltd........................... 157,290  128,516
    Eva Airways Corp..................................... 468,665  229,141
*   Everest Textile Co., Ltd.............................  68,952   25,762
    Evergreen International Storage & Transport Corp.....  93,000   41,023
    Evergreen Marine Corp. Taiwan, Ltd................... 453,650  178,727
    Everlight Chemical Industrial Corp...................  81,450   43,319
    Everlight Electronics Co., Ltd.......................  90,000   90,353
    Excellence Opto, Inc.................................  34,000   18,124
    Excelsior Medical Co., Ltd...........................  22,000   34,804

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          ---------   --------
TAIWAN -- (Continued)
    Far Eastern Department Stores, Ltd...................   223,000   $119,830
    Far Eastern International Bank.......................   479,192    164,996
    Farglory Land Development Co., Ltd...................    67,000     81,915
*   Federal Corp.........................................    75,480     26,793
    Feedback Technology Corp.............................     8,400     20,592
    First Insurance Co., Ltd. (The)......................    37,000     17,720
*   First Steamship Co., Ltd.............................   123,676     43,412
    FLEXium Interconnect, Inc............................    57,000    142,197
    FocalTech Systems Co., Ltd...........................    46,000     34,577
    Forest Water Environment Engineering Co., Ltd........    11,349     21,591
    Formosa Advanced Technologies Co., Ltd...............    11,000     12,049
    Formosa Laboratories, Inc............................    19,919     26,055
    Formosa Optical Technology Co., Ltd..................     1,000      1,934
    Formosan Union Chemical..............................    61,242     30,201
    Founding Construction & Development Co., Ltd.........    24,000     12,655
    Froch Enterprise Co., Ltd............................    27,000     11,626
    Fulgent Sun International Holding Co., Ltd...........    13,700     26,586
    Fulltech Fiber Glass Corp............................    72,000     38,100
    GCS Holdings, Inc....................................    12,000     21,518
    Gemtek Technology Corp...............................    63,000     51,448
    General Interface Solution Holding, Ltd..............    33,000    115,959
*   Genmont Biotech, Inc.................................    25,000     21,493
    Giantplus Technology Co., Ltd........................    73,000     23,010
    Gigabyte Technology Co., Ltd.........................    98,000    130,861
*   Gigastorage Corp.....................................    48,000     12,415
    Global Brands Manufacture, Ltd.......................    72,000     31,109
    Global Lighting Technologies, Inc....................    23,000     24,054
    Globe Union Industrial Corp..........................    27,000     14,895
    Gloria Material Technology Corp......................   108,880     66,207
*   Gold Circuit Electronics, Ltd........................    86,000     37,788
    Goldsun Building Materials Co., Ltd..................   253,000     72,140
    Grand Ocean Retail Group, Ltd........................    18,000     20,247
    Grand Pacific Petrochemical..........................   188,000    154,582
    Grand Plastic Technology Corp........................     3,000     10,859
    Great China Metal Industry...........................    26,000     21,012
    Great Wall Enterprise Co., Ltd.......................    12,050     13,742
    Greatek Electronics, Inc.............................    39,000     52,137
    GTM Holdings Corp....................................    21,000     12,923
    Hannstar Board Corp..................................    73,000     58,223
*   HannsTouch Solution, Inc.............................   141,000     37,235
    Hey Song Corp........................................    47,000     45,891
    Hiroca Holdings, Ltd.................................    13,000     32,814
    Hitron Technology, Inc...............................    35,204     24,753
    Ho Tung Chemical Corp................................   154,577     32,770
    Hocheng Corp.........................................    56,000     14,335
    Hong Pu Real Estate Development Co., Ltd.............    47,000     30,253
    Hong YI Fiber Industry Co............................    30,000     17,307
    Horizon Securities Co., Ltd..........................    56,000     11,423
#   Hsin Kuang Steel Co., Ltd............................    44,000     46,623
    Huaku Development Co., Ltd...........................    30,000     70,635
    Huang Hsiang Construction Corp.......................    38,000     32,420
    Hung Ching Development & Construction Co., Ltd.......    33,000     26,843
    Hung Sheng Construction, Ltd.........................   106,800     98,682
*   Hwa Fong Rubber Industrial Co., Ltd..................    85,800     35,547
*   Ichia Technologies, Inc..............................    84,000     37,510
    IEI Integration Corp.................................    37,800     44,032
    Innolux Corp......................................... 1,693,000    583,836
    International CSRC Investment Holdings Co............   114,434    163,425
    ITE Technology, Inc..................................    11,000     12,151

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          -------   --------
TAIWAN -- (Continued)
    Jarllytec Co., Ltd...................................   6,000   $ 13,125
    Jess-Link Products Co., Ltd..........................  17,250     15,033
    Jih Sun Financial Holdings Co., Ltd.................. 347,927    103,129
    Johnson Health Tech Co., Ltd.........................  20,000     22,529
    K Laser Technology, Inc..............................  43,000     18,232
    Kaulin Manufacturing Co., Ltd........................  16,000      8,590
    KEE TAI Properties Co., Ltd.......................... 104,000     41,505
    Kenda Rubber Industrial Co., Ltd..................... 105,000    102,704
    Kindom Construction Corp.............................  69,000     47,010
    King Chou Marine Technology Co., Ltd.................  10,200     13,222
    King Yuan Electronics Co., Ltd....................... 237,000    183,584
    King's Town Bank Co., Ltd............................ 148,000    142,083
    King's Town Construction Co., Ltd....................  27,000     24,047
    Kinpo Electronics.................................... 263,000     96,269
    Kinsus Interconnect Technology Corp..................  66,000     97,447
    Kung Sing Engineering Corp...........................  55,000     15,030
*   Kuo Toong International Co., Ltd.....................  16,000     11,975
    Kuoyang Construction Co., Ltd........................  79,321     30,906
    L&K Engineering Co., Ltd.............................  41,000     35,257
    LAN FA Textile.......................................  36,000      9,439
    Lealea Enterprise Co., Ltd........................... 153,000     50,480
    LEE CHI Enterprises Co., Ltd.........................  53,000     17,166
    Lextar Electronics Corp..............................  76,000     43,870
    Li Cheng Enterprise Co., Ltd.........................  16,960     23,390
*   Li Peng Enterprise Co., Ltd.......................... 113,000     28,958
    Lian HWA Food Corp...................................  12,480     15,691
    Lida Holdings, Ltd...................................   8,000     15,784
    Lingsen Precision Industries, Ltd....................  91,000     27,331
    Lite-On Semiconductor Corp...........................  45,000     43,569
    Long Bon International Co., Ltd......................  85,075     48,178
#   Long Chen Paper Co., Ltd............................. 132,120     66,371
    Longwell Co..........................................  20,000     29,540
    Lumax International Corp., Ltd.......................  11,700     25,181
    Macronix International............................... 300,000    198,575
    Materials Analysis Technology, Inc...................   6,000     13,120
    Mayer Steel Pipe Corp................................  27,000     12,755
*   Mercuries Life Insurance Co., Ltd.................... 230,971     83,870
*   Microbio Co., Ltd....................................  36,000     17,303
*   Motech Industries, Inc............................... 141,000     41,826
    MPI Corp.............................................   9,000     18,944
    Nexcom International Co., Ltd........................  12,000      9,399
    Nien Hsing Textile Co., Ltd..........................  17,000     14,129
    O-Bank Co., Ltd......................................  78,000     19,925
    OptoTech Corp........................................  84,178     51,031
    Orient Europharma Co., Ltd...........................   7,000     12,500
*   Orient Semiconductor Electronics, Ltd................  93,880     37,586
    Oriental Union Chemical Corp.........................  75,000     65,000
    Pacific Construction Co..............................  25,000      9,233
*   Pan Jit International, Inc...........................  57,000     55,225
    Pan-International Industrial Corp....................  83,000     52,342
*   Phihong Technology Co., Ltd.......................... 103,259     34,302
    Plotech Co., Ltd.....................................  26,000     14,794
    Powertech Technology, Inc............................ 121,000    284,060
    President Securities Corp............................ 199,111     86,211
    Prince Housing & Development Corp.................... 252,000     89,285
    Promate Electronic Co., Ltd..........................  21,000     19,702
    Qualipoly Chemical Corp..............................  18,900     16,552
    Quintain Steel Co., Ltd..............................  64,789     17,152
*   Radium Life Tech Co., Ltd............................  88,000     41,061

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          ---------   --------
TAIWAN -- (Continued)
    Rich Development Co., Ltd............................    92,000   $ 27,320
*   Roo Hsing Co., Ltd...................................   207,000     99,405
    Ruentex Development Co., Ltd.........................    34,000     52,049
    Ruentex Industries, Ltd..............................    63,400    171,147
    Sampo Corp...........................................    76,800     35,764
    San Fang Chemical Industry Co., Ltd..................    33,000     26,153
    Sanyang Motor Co., Ltd...............................    85,000     56,142
    Sesoda Corp..........................................    28,665     24,449
    Shan-Loong Transportation Co., Ltd...................    28,000     26,784
    Sharehope Medicine Co., Ltd..........................    17,815     15,809
    Sheng Yu Steel Co., Ltd..............................    26,000     16,511
*   Shih Wei Navigation Co., Ltd.........................    93,000     22,176
    Shin Kong Financial Holding Co., Ltd................. 1,691,678    485,927
    Shin Zu Shing Co., Ltd...............................    37,000    108,718
*   Shining Building Business Co., Ltd...................   101,430     34,451
    Shinkong Insurance Co., Ltd..........................    36,000     42,047
    Shinkong Synthetic Fibers Corp.......................   208,000     80,695
    Sigurd Microelectronics Corp.........................    64,000     59,967
    Sincere Navigation Corp..............................    61,000     30,470
    Sinher Technology, Inc...............................     6,000      9,407
    Sino-American Silicon Products, Inc..................    84,000    184,805
    Sinon Corp...........................................    72,000     39,616
    Sinphar Pharmaceutical Co., Ltd......................    17,680     11,571
    Siward Crystal Technology Co., Ltd...................    49,000     28,547
*   Solar Applied Materials Technology Co................    43,000     27,072
    Sonix Technology Co., Ltd............................    10,000      9,395
    Sunko INK Co., Ltd...................................    36,000     11,638
    Sunrex Technology Corp...............................    32,685     18,897
    Sunspring Metal Corp.................................    32,000     33,738
    Supreme Electronics Co., Ltd.........................    52,244     50,445
    Swancor Holding Co., Ltd.............................    11,000     32,713
    Sweeten Real Estate Development Co., Ltd.............    36,000     25,360
    Syncmold Enterprise Corp.............................    10,000     22,782
    Sysage Technology Co., Ltd...........................     8,410      8,507
    Systex Corp..........................................    32,000     67,745
    T3EX Global Holdings Corp............................    18,000     14,816
    TA Chen Stainless Pipe...............................   152,553    222,081
    Ta Ya Electric Wire & Cable..........................   108,000     36,421
    Taichung Commercial Bank Co., Ltd....................   472,158    162,333
    Taiflex Scientific Co., Ltd..........................    36,460     44,147
    Tainan Enterprises Co., Ltd..........................    18,000     10,492
    Tainan Spinning Co., Ltd.............................   266,000    105,045
*   Taita Chemical Co., Ltd..............................    62,000     20,388
    Taiwan Business Bank.................................   828,947    301,016
    Taiwan Chinsan Electronic Industrial Co., Ltd........    12,000     14,703
    Taiwan Fire & Marine Insurance Co., Ltd..............    48,000     30,907
    Taiwan FU Hsing Industrial Co., Ltd..................    24,000     27,605
    Taiwan Glass Industry Corp...........................   218,968     94,193
    Taiwan Hon Chuan Enterprise Co., Ltd.................    49,000     79,955
    Taiwan Hopax Chemicals Manufacturing Co., Ltd........    38,000     23,458
*   Taiwan Land Development Corp.........................   129,466     34,857
    Taiwan Navigation Co., Ltd...........................    35,000     20,288
    Taiwan PCB Techvest Co., Ltd.........................    48,000     48,089
    Taiwan Pulp & Paper Corp.............................    25,000     15,494
    Taiwan Sakura Corp...................................    16,000     19,923
    Taiwan Shin Kong Security Co., Ltd...................    40,000     49,635
    Taiwan Surface Mounting Technology Corp..............    53,000     80,923
    Taiwan TEA Corp......................................   133,000     68,851
    Taiyen Biotech Co., Ltd..............................    28,000     28,111

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
TAIWAN -- (Continued)
    Teco Electric and Machinery Co., Ltd................. 391,000 $238,600
    Thye Ming Industrial Co., Ltd........................  36,000   37,582
    Ton Yi Industrial Corp............................... 170,000   72,244
    Tong Yang Industry Co., Ltd..........................  71,000   90,964
*   Tong-Tai Machine & Tool Co., Ltd.....................  27,000   15,891
    TOPBI International Holdings, Ltd....................   8,070   21,243
    Topco Scientific Co., Ltd............................  14,000   32,771
    Topco Technologies Corp..............................   8,999   19,994
    Topoint Technology Co., Ltd..........................  28,800   17,412
#   TPK Holding Co., Ltd.................................  74,000  124,962
    Transcend Information, Inc...........................  14,000   30,499
    Tripod Technology Corp...............................  79,000  212,542
    Tsann Kuen Enterprise Co., Ltd.......................  20,000   13,349
    Tung Ho Steel Enterprise Corp........................ 157,000  101,244
    TXC Corp.............................................  53,000   58,757
    TYC Brother Industrial Co., Ltd......................  42,000   33,251
*   Tycoons Group Enterprise.............................  84,034   18,980
    Tyntek Corp..........................................  33,000   18,814
    U-Ming Marine Transport Corp.........................  91,000   90,938
    Unimicron Technology Corp............................ 288,000  215,470
    Union Bank Of Taiwan................................. 241,020   78,562
    Unitech Computer Co., Ltd............................  20,000   12,583
    Unitech Printed Circuit Board Corp................... 113,220   57,152
    United Orthopedic Corp...............................  10,000   14,343
#*  United Renewable Energy Co., Ltd..................... 419,593  114,530
*   Unity Opto Technology Co., Ltd.......................  91,000   25,833
    Universal Cement Corp................................  95,277   60,138
*   Universal Microelectronics Co., Ltd..................  13,000   10,169
*   Unizyx Holding Corp..................................  77,000   34,485
    UPC Technology Corp.................................. 170,586   68,947
    USI Corp............................................. 180,091   70,498
    Ve Wong Corp.........................................  16,000   13,592
    Wah Lee Industrial Corp..............................  34,000   55,894
    Walsin Lihwa Corp.................................... 517,000  299,906
    Walton Advanced Engineering, Inc.....................  55,000   20,262
    Waterland Financial Holdings Co., Ltd................ 463,496  150,209
    Weikeng Industrial Co., Ltd..........................  67,618   42,760
    Well Shin Technology Co., Ltd........................  18,000   30,603
    Weltrend Semiconductor...............................  12,000    9,537
    Winbond Electronics Corp............................. 583,363  289,345
    Wisdom Marine Lines Co., Ltd.........................  63,262   60,324
    Wistron Corp......................................... 559,841  392,363
    Wistron NeWeb Corp...................................  53,040  131,551
    Wonderful Hi-Tech Co., Ltd...........................   7,000    4,269
    WT Microelectronics Co., Ltd.........................  80,207  107,494
*   Yang Ming Marine Transport Corp...................... 238,674   70,104
    YC Co., Ltd..........................................  81,488   35,924
    YC INOX Co., Ltd.....................................  50,600   41,612
    Yea Shin International Development Co., Ltd..........  29,632   15,527
    Yeong Guan Energy Technology Group Co., Ltd..........  18,000   39,058
    YFY, Inc............................................. 280,000  105,997
    Yi Jinn Industrial Co., Ltd..........................  34,200   14,475
    Yieh Phui Enterprise Co., Ltd........................ 258,282   84,814
    Youngtek Electronics Corp............................  24,000   33,231
    Yuanta Futures Co., Ltd..............................  10,000   14,729
    Yulon Motor Co., Ltd................................. 200,000  120,396
    Yung Chi Paint & Varnish Manufacturing Co., Ltd......  13,000   30,734
    Yungtay Engineering Co., Ltd.........................  65,000  127,125
    Zeng Hsing Industrial Co., Ltd.......................   7,000   31,930

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
TAIWAN -- (Continued)
    Zenitron Corp........................................    27,000 $    19,071
    Zero One Technology Co., Ltd.........................    22,000      14,733
#   Zhen Ding Technology Holding, Ltd....................    78,000     204,990
    Zig Sheng Industrial Co., Ltd........................    79,000      23,513
    Zinwell Corp.........................................    64,000      42,435
    ZongTai Real Estate Development Co., Ltd.............    24,300      15,054
                                                                    -----------
TOTAL TAIWAN.............................................            19,813,853
                                                                    -----------
THAILAND -- (0.8%)
    AJ Plast PCL.........................................    26,500       6,870
    Amata Corp. PCL......................................   122,800      88,437
    Amata VN PCL.........................................    94,100      14,819
    Ananda Development PCL...............................   334,800      38,150
    AP Thailand PCL......................................   263,800      59,105
    Asia Aviation PCL....................................   203,200      27,837
    Asia Plus Group Holdings PCL.........................   204,100      21,819
    Bangchak Corp. PCL...................................   109,900     113,444
    Bangkok Insurance PCL................................     1,800      19,070
    Bangkok Land PCL..................................... 2,507,300     134,825
    Bangkok Ranch PCL....................................    15,300       2,047
    Banpu PCL............................................   447,800     237,928
*   BEC World PCL........................................   170,400      29,725
    Cal-Comp Electronics Thailand PCL....................   428,200      23,300
*   CIMB Thai Bank PCL................................... 1,971,600      49,223
    Dhipaya Insurance PCL................................    55,800      40,900
    Eastern Polymer Group PCL, Class F...................   217,100      52,117
    Eastern Water Resources Development and Management
      PCL, Class F.......................................   105,500      36,470
*   Energy Earth PCL.....................................   108,300         949
    Esso Thailand PCL....................................   180,800      63,078
    GFPT PCL.............................................   144,700      67,157
    Global Green Chemicals PCL, Class F..................    86,200      29,246
    Golden Land Property Development PCL.................   192,200      45,216
    Hana Microelectronics PCL............................   128,500     141,898
*   Inter Far East Energy Corp...........................   123,100       2,290
    IRPC PCL............................................. 1,743,200     320,826
*   Italian-Thai Development PCL.........................   294,400      24,123
    KGI Securities Thailand PCL..........................   247,300      36,886
    Khon Kaen Sugar Industry PCL.........................   362,960      36,944
    Lam Soon Thailand PCL................................    96,800      13,075
    Lanna Resources PCL..................................    28,000      11,023
    LH Financial Group PCL............................... 1,278,000      58,495
    LPN Development PCL..................................   143,100      32,291
    Maybank Kim Eng Securities Thailand PCL..............    39,000      13,107
    MBK PCL..............................................   138,700      87,458
    MC Group PCL.........................................    73,900      23,535
    Millcon Steel PCL....................................   211,520       9,072
    Namyong Terminal PCL.................................    91,000      15,000
    PCS Machine Group Holding PCL........................    86,800      19,726
    Platinum Group PCL (The).............................   124,000      29,172
    Polyplex Thailand PCL................................    85,200      37,906
*   Precious Shipping PCL................................   126,000      33,070
    Property Perfect PCL.................................   616,300      15,189
    Pruksa Holding PCL...................................   177,200     100,957
    Quality Houses PCL................................... 1,176,100     111,427
    Raimon Land PCL......................................   515,800      21,793
    Regional Container Lines PCL.........................   119,500      18,207
    Rojana Industrial Park PCL...........................   220,300      37,372
    Samart Telcoms PCL...................................    33,900       7,487
    Sansiri PCL.......................................... 1,500,600      64,842

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
THAILAND -- (Continued)
    SC Asset Corp. PCL...................................   339,100 $   31,476
    Scan Inter PCL.......................................   148,000     19,612
*   SCG Ceramics PCL.....................................    91,341      6,315
    Sena Development PCL.................................   196,116     22,096
    Siam Future Development PCL..........................   163,700     40,607
    Siamgas & Petrochemicals PCL.........................   167,600     56,327
    Somboon Advance Technology PCL.......................    57,400     34,540
    SPCG PCL.............................................    77,500     47,131
    Sri Ayudhya Capital PCL..............................    19,200     24,736
    Sri Trang Agro-Industry PCL..........................   212,880    103,570
    Srithai Superware PCL................................    69,100      2,632
    Star Petroleum Refining PCL..........................   401,000    139,902
    Supalai PCL..........................................   161,425     99,720
*   Super Energy Corp. PCL............................... 2,470,900     45,871
    SVI PCL..............................................   297,600     50,009
*   Tata Steel Thailand PCL..............................   594,100     14,262
*   Thai Airways International PCL.......................   179,200     76,286
    Thai Metal Trade PCL.................................    35,100     14,830
    Thai Stanley Electric PCL, Class F...................     5,700     40,867
    Thai Wah PCL.........................................    75,200     19,256
    Thaicom PCL..........................................    58,900     14,988
    Thanachart Capital PCL...............................   124,400    214,019
    Thitikorn PCL........................................    41,600     12,783
    Thoresen Thai Agencies PCL...........................   261,800     43,155
    Tipco Asphalt PCL....................................   163,900     75,543
    Tisco Financial Group PCL............................    47,700    126,340
    TMB Bank PCL......................................... 2,256,500    158,896
    TPI Polene PCL....................................... 1,534,100    105,080
    Unique Engineering & Construction PCL................   138,400     45,628
    Univanich Palm Oil PCL...............................    46,900      7,956
    Univentures PCL......................................   165,100     37,520
    Vanachai Group PCL...................................    88,600     14,463
    Vinythai PCL.........................................    88,700     69,274
                                                                    ----------
TOTAL THAILAND...........................................            4,340,593
                                                                    ----------
TURKEY -- (0.3%)
    Aksa Akrilik Kimya Sanayii A.S.......................    11,797     19,809
*   Aksa Enerji Uretim A.S...............................    24,121     14,089
    Alarko Holding A.S...................................    53,295     26,545
    Albaraka Turk Katilim Bankasi A.S....................   149,620     36,804
    Anadolu Anonim Turk Sigorta Sirketi..................    27,542     22,940
    Anadolu Cam Sanayii A.S..............................    64,176     36,298
    Anadolu Efes Biracilik Ve Malt Sanayii A.S...........     7,189     30,704
    Arcelik A.S..........................................     5,749     20,626
    Aygaz A.S............................................    15,959     37,641
*   Bera Holding A.S.....................................   122,261     49,712
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S........     9,716     16,189
    Cimsa Cimento Sanayi VE Ticaret A.S..................    16,339     25,770
*   Dogan Sirketler Grubu Holding A.S....................   250,247     54,704
*   GSD Holding AS.......................................    62,912     10,480
    Kordsa Teknik Tekstil A.S............................    22,267     38,188
*   Pegasus Hava Tasimaciligi A.S........................    10,469     61,374
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...    32,193     21,435
*   Sekerbank Turk AS....................................   132,226     30,983
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.............    24,464     15,682
    Tat Gida Sanayi A.S..................................    20,655     17,799
    TAV Havalimanlari Holding A.S........................    29,394    158,720
    Trakya Cam Sanayii A.S...............................   114,319     80,358
    Turkiye Halk Bankasi A.S.............................   148,199    218,478

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
TURKEY -- (Continued)
    Turkiye Sinai Kalkinma Bankasi A.S................... 219,671 $   36,159
    Turkiye Sise ve Cam Fabrikalari A.S..................  65,198     85,794
    Turkiye Vakiflar Bankasi TAO, Class D................ 189,592    175,707
*   Vestel Elektronik Sanayi ve Ticaret A.S..............  13,751     18,102
*   Zorlu Enerji Elektrik Uretim A.S..................... 124,113     35,265
                                                                  ----------
TOTAL TURKEY.............................................          1,396,355
                                                                  ----------
UNITED KINGDOM -- (12.2%)
*   Acacia Mining P.L.C..................................  49,896    128,085
    Aggreko P.L.C........................................  74,047    674,699
    Alliance Pharma P.L.C................................  83,598     70,124
*   Amerisur Resources P.L.C.............................  77,850     17,175
    Anglo-Eastern Plantations P.L.C......................   3,836     28,006
    Arrow Global Group P.L.C.............................  36,788     93,658
    Babcock International Group P.L.C.................... 119,557    832,724
    Balfour Beatty P.L.C................................. 189,955    683,383
    Bank of Georgia Group P.L.C..........................  10,623    213,395
    Barratt Developments P.L.C........................... 315,818  2,233,820
    BBA Aviation P.L.C................................... 202,312    627,867
    BCA Marketplace P.L.C................................  71,750    188,957
    Beazley P.L.C........................................  41,130    266,940
    Begbies Traynor Group P.L.C..........................  12,789     10,290
    Bellway P.L.C........................................  39,175  1,457,008
    Berkeley Group Holdings P.L.C. (The).................  30,006  1,477,391
    Biffa P.L.C..........................................   8,112     18,923
    Bloomsbury Publishing P.L.C..........................  19,392     55,871
    Bodycote P.L.C.......................................  54,647    545,980
    Bovis Homes Group P.L.C..............................  44,903    597,043
    Braemar Shipping Services P.L.C......................   4,667     12,554
*   BTG P.L.C............................................  71,259    778,205
*   Carclo P.L.C.........................................  16,123     10,267
    CareTech Holdings P.L.C..............................  10,112     47,092
*   Carpetright P.L.C....................................  36,288     10,752
    Carr's Group P.L.C...................................  11,580     25,020
    Castings P.L.C.......................................   4,281     22,084
    Centamin P.L.C....................................... 331,657    512,945
    Centaur Media P.L.C..................................  16,082     10,034
    Central Asia Metals P.L.C............................  15,611     46,875
    Charles Taylor P.L.C.................................  16,920     49,180
    Chemring Group P.L.C.................................  75,743    152,859
    Chesnara P.L.C.......................................  30,820    139,152
    Cineworld Group P.L.C................................ 257,540    883,858
*   Circassia Pharmaceuticals P.L.C......................  44,336     24,876
    Clarkson P.L.C.......................................   7,385    248,317
    Close Brothers Group P.L.C...........................  43,721    852,750
    CMC Markets P.L.C....................................  21,846     33,978
*   Cobham P.L.C......................................... 680,133    962,910
    Computacenter P.L.C..................................   6,867     94,305
    Consort Medical P.L.C................................   9,052    110,700
    Costain Group P.L.C..................................  24,744    126,571
    Countryside Properties P.L.C.........................  95,976    386,673
*   Countrywide P.L.C....................................  68,640      8,250
    Crest Nicholson Holdings P.L.C.......................  77,113    381,331
    Daily Mail & General Trust P.L.C., Class A...........  75,234    598,476
    Dairy Crest Group P.L.C..............................  39,384    250,110
    Dart Group P.L.C.....................................   9,302     96,738
    Devro P.L.C..........................................  46,110     94,094
    DFS Furniture P.L.C..................................  31,410     97,707
*   Dialight P.L.C.......................................   2,344     11,919

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE>>
                                                          -------   ----------
UNITED KINGDOM -- (Continued)
    Direct Line Insurance Group P.L.C.................... 396,236   $1,751,376
    DiscoverIE Group P.L.C...............................  17,330       95,237
    Dixons Carphone P.L.C................................ 241,138      436,687
    Drax Group P.L.C..................................... 104,338      550,779
    DS Smith P.L.C....................................... 325,866    1,445,176
    easyJet P.L.C........................................  38,283      634,319
*   EI Group P.L.C....................................... 155,978      411,005
*   EKF Diagnostics Holdings P.L.C.......................  36,558       15,326
*   Eland Oil & Gas P.L.C................................  20,329       33,415
    Elementis P.L.C......................................  96,695      231,491
    Entertainment One, Ltd...............................  55,135      285,395
    Equiniti Group P.L.C................................. 129,855      352,795
    Essentra P.L.C.......................................  54,082      264,999
    Ferrexpo P.L.C.......................................  92,224      313,232
*   Firstgroup P.L.C..................................... 374,372      454,957
    Flowtech Fluidpower P.L.C............................   7,489       11,613
    Foxtons Group P.L.C..................................  71,351       49,668
    Fuller Smith & Turner P.L.C., Class A, Class A.......   5,846       83,011
    Galliford Try P.L.C..................................  37,963      354,056
*   Gem Diamonds, Ltd....................................  38,208       49,705
*   Genel Energy P.L.C...................................  19,708       48,070
*   Georgia Capital P.L.C................................   7,964      113,377
    Goodwin P.L.C........................................     314       10,723
    Grafton Group P.L.C..................................  74,739      721,604
    Greencore Group P.L.C................................  52,653      133,543
    Greene King P.L.C....................................  96,478      761,092
*   Gulf Keystone Petroleum, Ltd.........................  67,566      191,627
*   Gulf Marine Services P.L.C...........................  42,616       11,113
    GVC Holdings P.L.C................................... 116,721    1,028,523
    Gym Group P.L.C. (The)...............................  16,804       46,751
    H&T Group P.L.C......................................   3,869       15,338
    Halfords Group P.L.C.................................  66,390      201,776
    Hargreaves Services P.L.C............................   2,839       11,040
    Hastings Group Holdings P.L.C........................  55,633      153,172
    Headlam Group P.L.C..................................  18,431       94,537
    Helical P.L.C........................................  17,753       78,285
    Henry Boot P.L.C.....................................  14,040       47,857
    Highland Gold Mining, Ltd............................  91,972      198,560
    Hikma Pharmaceuticals P.L.C..........................  18,629      394,114
    Hochschild Mining P.L.C..............................  75,354      186,948
    Hostelworld Group P.L.C..............................  12,739       34,522
    Hunting P.L.C........................................  36,382      266,361
    Huntsworth P.L.C.....................................  57,660       82,459
    Ibstock P.L.C........................................  95,414      303,854
*   IGas Energy P.L.C....................................  15,148       16,423
    Inchcape P.L.C....................................... 102,222      769,165
    Inmarsat P.L.C.......................................   5,008       24,312
    Investec P.L.C....................................... 211,733    1,360,983
    ITE Group P.L.C...................................... 105,125       88,962
    J Sainsbury P.L.C....................................  60,802      227,670
    John Laing Group P.L.C...............................  74,897      349,283
    John Wood Group P.L.C................................ 123,412      875,903
*   JPJ Group P.L.C......................................   1,467       13,167
    Jupiter Fund Management P.L.C........................  50,138      215,485
    Just Group P.L.C..................................... 195,020      259,717
    Keller Group P.L.C...................................  16,914      115,065
    Kier Group P.L.C.....................................  33,146      224,687
    Kin & Carta P.L.C....................................  13,233       17,203
    Kingfisher P.L.C..................................... 542,523    1,584,900

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE>>
                                                          -------   ----------
UNITED KINGDOM -- (Continued)
*   Lamprell P.L.C.......................................  50,888   $   37,369
    Lancashire Holdings, Ltd.............................  48,956      362,521
*   Lonmin P.L.C.........................................  12,493        8,511
    Lookers P.L.C........................................  89,330      126,507
    Low & Bonar P.L.C....................................  16,447        3,910
    Low & Bonar P.L.C....................................  16,293          684
    LSL Property Services P.L.C..........................  23,302       76,679
    Majestic Wine P.L.C..................................  10,404       37,318
    Man Group P.L.C...................................... 447,529      838,186
    Marston's P.L.C...................................... 209,989      260,925
    McCarthy & Stone P.L.C...............................  98,693      172,911
    McColl's Retail Group P.L.C..........................  14,203       10,720
    Mears Group P.L.C....................................  34,909      144,081
    Mediclinic International P.L.C.......................  88,695      366,300
    Meggitt P.L.C........................................  35,562      240,848
    Merlin Entertainments P.L.C.......................... 199,117      882,391
*   Metro Bank P.L.C.....................................   8,823      126,104
    Micro Focus International P.L.C......................  84,504    1,611,076
    Millennium & Copthorne Hotels P.L.C..................  38,317      244,157
    Mitchells & Butlers P.L.C............................  70,813      263,322
    MJ Gleeson P.L.C.....................................  11,285      107,359
    Morgan Sindall Group P.L.C...........................   7,185      110,454
*   Mothercare P.L.C..................................... 103,725       21,395
    N Brown Group P.L.C..................................  27,931       31,995
    NAHL Group P.L.C.....................................   8,477        8,694
    National Express Group P.L.C......................... 125,965      650,492
    NCC Group P.L.C......................................  52,241       88,068
    Non-Standard Finance P.L.C...........................  61,251       44,600
    Norcros P.L.C........................................  16,487       41,075
    Northgate P.L.C......................................  39,470      192,394
*   Nostrum Oil & Gas P.L.C..............................  17,535       31,804
    Numis Corp. P.L.C....................................  12,643       44,540
    OneSavings Bank P.L.C................................  65,007      321,144
    Oxford Instruments P.L.C.............................   5,265       62,125
*   Pan African Resources P.L.C.......................... 197,111       27,935
*   Parkmead Group P.L.C. (The)..........................  15,615       11,264
    Pearson P.L.C........................................ 102,933    1,223,760
    Pendragon P.L.C...................................... 413,098      141,215
*   Petra Diamonds, Ltd.................................. 182,703       79,072
*   Petropavlovsk P.L.C.................................. 772,464       81,570
    Pets at Home Group P.L.C............................. 157,643      272,812
    Phoenix Group Holdings P.L.C......................... 118,804      990,530
    Playtech P.L.C.......................................  62,660      318,635
    Polypipe Group P.L.C.................................  53,474      277,356
*   Premier Foods P.L.C.................................. 195,519      102,748
*   Premier Oil P.L.C.................................... 199,335      193,176
*   Provident Financial P.L.C............................  74,878      516,584
    PZ Cussons P.L.C.....................................  83,124      195,439
    QinetiQ Group P.L.C.................................. 162,110      645,114
    Rank Group P.L.C.....................................  43,286       90,184
*   REA Holdings P.L.C...................................   3,000        9,036
    Reach P.L.C..........................................  66,239       51,146
    Redrow P.L.C.........................................  77,564      591,510
    Renewi P.L.C......................................... 109,405       36,649
    Revolution Bars Group P.L.C..........................   7,245        8,127
*   Rhythmone P.L.C......................................  11,163       24,921
    Ricardo P.L.C........................................   7,611       61,758
*   Rockhopper Exploration P.L.C.........................  85,440       26,409
    Royal Mail P.L.C..................................... 180,633      636,446

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
UNITED KINGDOM -- (Continued)
    RPC Group P.L.C......................................  73,886 $    769,325
    RPS Group P.L.C......................................  52,390       92,005
    S&U P.L.C............................................     850       23,254
    Saga P.L.C........................................... 326,759      467,351
    SDL P.L.C............................................  17,664      127,357
    Senior P.L.C.........................................  96,171      285,532
    Severfield P.L.C.....................................  59,426       55,432
    SIG P.L.C............................................ 142,557      223,132
    Soco International P.L.C.............................  46,696       45,174
    Speedy Hire P.L.C.................................... 122,343       94,412
    Spire Healthcare Group P.L.C.........................  17,856       29,180
    Spirent Communications P.L.C.........................  73,376      141,992
*   Sportech P.L.C.......................................  20,049        9,574
*   Sports Direct International P.L.C....................  49,289      180,178
    St. Modwen Properties P.L.C..........................  55,429      298,482
    Stock Spirits Group P.L.C............................  39,966      121,222
    Superdry P.L.C.......................................   6,793       46,060
    Tate & Lyle P.L.C.................................... 109,620      989,517
    Taylor Wimpey P.L.C.................................. 951,078    2,062,173
    Telford Homes P.L.C..................................   5,128       22,955
    TP ICAP P.L.C........................................ 172,793      714,413
    Travis Perkins P.L.C.................................  79,648    1,280,212
    Trifast P.L.C........................................  24,071       59,898
    TT Electronics P.L.C.................................  48,498      130,629
*   Tullow Oil P.L.C..................................... 435,039    1,168,202
    Tyman P.L.C..........................................  19,065       58,091
    U & I Group P.L.C....................................  37,908      100,905
    Ultra Electronics Holdings P.L.C.....................   9,945      167,429
    Urban & Civic P.L.C..................................  15,389       56,581
*   Vectura Group P.L.C.................................. 206,420      200,817
    Vertu Motors P.L.C...................................  28,861       14,896
    Vesuvius P.L.C.......................................  65,059      480,483
    Volution Group P.L.C.................................  26,995       55,871
    Vp P.L.C.............................................   2,842       37,566
    Wm Morrison Supermarkets P.L.C....................... 712,962    2,192,471
    Xaar P.L.C...........................................     261          513
                                                                  ------------
TOTAL UNITED KINGDOM.....................................           63,391,673
                                                                  ------------
UNITED STATES -- (0.0%)
    CME Group, Inc.......................................       1          139
*   Maxar Technologies, Inc..............................   8,182       45,955
                                                                  ------------
TOTAL UNITED STATES......................................               46,094
                                                                  ------------
TOTAL COMMON STOCKS......................................          511,676,376
                                                                  ------------
PREFERRED STOCKS -- (0.6%)
BRAZIL -- (0.4%)
    Banco ABC Brasil S.A.................................  27,608      151,053
    Banco do Estado do Rio Grande do Sul SA, Class B.....  48,400      311,920
    Banco Pan SA.........................................  88,900       53,133
    Cia Ferro Ligas da Bahia - FERBASA...................   9,400       59,450
    Gerdau SA............................................ 216,500      929,759
    Grazziotin SA........................................   1,600       11,739
    Marcopolo SA......................................... 152,009      170,154
    Randon SA Implementos e Participacoes................  55,300      151,782
    Schulz SA............................................   7,000       14,585
    Unipar Carbocloro SA.................................   5,872       60,337

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE>>
                                                            ------- ------------
BRAZIL -- (Continued)
      Usinas Siderurgicas de Minas Gerais SA, Class A...... 116,300 $    313,097
                                                                    ------------
TOTAL BRAZIL...............................................            2,227,009
                                                                    ------------
COLOMBIA -- (0.0%)
      Avianca Holdings SA.................................. 105,386       58,378
                                                                    ------------
GERMANY -- (0.2%)..........................................
      Biotest AG...........................................   3,257       85,844
      Draegerwerk AG & Co. KGaA............................   2,384      132,394
      Jungheinrich AG......................................  13,566      411,757
      Schaeffler AG........................................  31,344      278,361
      STO SE & Co. KGaA....................................     568       56,248
      Villeroy & Boch AG...................................     889       13,613
                                                                    ------------
TOTAL GERMANY..............................................              978,217
                                                                    ------------
TOTAL PREFERRED STOCKS.....................................            3,263,604
                                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*     Banco ABC Brasil SA Rights 02/04/19..................     956        1,762
*     LOG Commercial Properties e Participacoes SA Rights
        02/07/19...........................................   1,138            3
                                                                    ------------
TOTAL BRAZIL...............................................                1,765
                                                                    ------------
INDONESIA -- (0.0%)
*     Medco Energi Internasional Tbk PT Warrants 12/11/20..       1            0
                                                                    ------------
MALAYSIA -- (0.0%)
*     Malayan Flour Mills Bhd Warrants 01/23/24............   5,730          231
*     Mitrajaya Holdings Bhd Warrants 04/17/23.............   2,449           42
                                                                    ------------
TOTAL MALAYSIA.............................................                  273
                                                                    ------------
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 04/16/23............... 196,236            0
                                                                    ------------
TOTAL RIGHTS/WARRANTS......................................                2,038
                                                                    ------------
TOTAL INVESTMENT SECURITIES................................          514,942,018
                                                                    ------------

                                                                       VALUE+
                                                                    ------------
SECURITIES LENDING COLLATERAL -- (0.6%)
@(S)  DFA Short Term Investment Fund....................... 285,585    3,304,509
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $524,274,218)^^................................         $518,246,527
                                                                    ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                               LEVEL 1          LEVEL 2    LEVEL 3     TOTAL
                               --------       -----------  -------  -----------
Common Stocks
   Australia..................       --       $26,868,060    --     $26,868,060
   Austria....................       --         3,343,934    --       3,343,934
   Belgium....................       --         4,654,885    --       4,654,885
   Brazil..................... $411,206        10,565,356    --      10,976,562

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                      ---------------------------------------------
                                                        LEVEL 1       LEVEL 2    LEVEL 3    TOTAL
                                                      -----------   ------------ ------- ------------
   Canada............................................ $32,427,971   $    432,989   --    $ 32,860,960
   Chile.............................................      13,662      1,275,896   --       1,289,558
   China.............................................   2,480,334     32,413,588   --      34,893,922
   Colombia..........................................     511,871             --   --         511,871
   Denmark...........................................          --      7,331,660   --       7,331,660
   Finland...........................................          --      7,405,729   --       7,405,729
   France............................................       4,860     22,154,225   --      22,159,085
   Germany...........................................          --     26,299,191   --      26,299,191
   Hong Kong.........................................          --     10,256,963   --      10,256,963
   India.............................................     212,307     13,431,409   --      13,643,716
   Indonesia.........................................          --      3,214,703   --       3,214,703
   Ireland...........................................          --      3,945,204   --       3,945,204
   Israel............................................          --      2,496,428   --       2,496,428
   Italy.............................................          --     12,705,193   --      12,705,193
   Japan.............................................          --     95,741,113   --      95,741,113
   Malaysia..........................................          --      4,311,113   --       4,311,113
   Mexico............................................   4,321,454             --   --       4,321,454
   Netherlands.......................................          --      8,414,720   --       8,414,720
   New Zealand.......................................      79,311      2,019,706   --       2,099,017
   Norway............................................          --      3,849,493   --       3,849,493
   Philippines.......................................          --      1,659,447   --       1,659,447
   Poland............................................          --      2,517,040   --       2,517,040
   Portugal..........................................          --      1,494,614   --       1,494,614
   Russia............................................     837,232        208,414   --       1,045,646
   Singapore.........................................          --      3,345,611   --       3,345,611
   South Africa......................................     561,047      8,667,206   --       9,228,253
   South Korea.......................................          --     24,035,130   --      24,035,130
   Spain.............................................          --      9,731,633   --       9,731,633
   Sweden............................................      54,743     10,400,077   --      10,454,820
   Switzerland.......................................          --     15,581,080   --      15,581,080
   Taiwan............................................          --     19,813,853   --      19,813,853
   Thailand..........................................   4,337,354          3,239   --       4,340,593
   Turkey............................................          --      1,396,355   --       1,396,355
   United Kingdom....................................          --     63,391,673   --      63,391,673
   United States.....................................      45,955            139   --          46,094
Preferred Stocks
   Brazil............................................          --      2,227,009   --       2,227,009
   Colombia..........................................      58,378             --   --          58,378
   Germany...........................................          --        978,217   --         978,217
Rights/Warrants
   Brazil............................................          --          1,765   --           1,765
   Malaysia..........................................          --            273   --             273
Securities Lending Collateral........................          --      3,304,509   --       3,304,509
                                                      -----------   ------------   --    ------------
TOTAL................................................ $46,357,685   $471,888,842   --    $518,246,527
                                                      ===========   ============   ==    ============

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                          SHARES    VALUE>>
                                                          ------- -----------
COMMON STOCKS -- (96.1%)
AUSTRALIA -- (4.4%)
#   A2B Australia, Ltd...................................  61,896 $    92,386
    Accent Group, Ltd....................................  67,861      64,515
    Adairs, Ltd..........................................  81,527     109,340
    Adelaide Brighton, Ltd............................... 129,085     421,429
*   Aeon Metals, Ltd.....................................  45,143       9,058
    AGL Energy, Ltd......................................  39,254     613,333
#   Ainsworth Game Technology, Ltd.......................  97,902      55,627
    Alliance Aviation Services, Ltd......................  11,460      19,188
    ALS, Ltd............................................. 154,924     820,374
    Altium, Ltd..........................................  33,183     606,367
    Alumina, Ltd......................................... 118,716     211,133
#   AMA Group, Ltd.......................................  67,176      47,443
#*  Amaysim Australia, Ltd...............................  42,371      28,583
    Amcor, Ltd., Sponsored ADR...........................     793      31,601
    Amcor, Ltd...........................................  79,474     789,075
    AMP, Ltd............................................. 866,138   1,428,077
    Ansell, Ltd..........................................  31,748     542,073
#   AP Eagers, Ltd.......................................  18,650      87,055
    APA Group............................................  71,638     478,887
    Apollo Tourism & Leisure, Ltd........................  33,137      27,263
    Appen, Ltd...........................................  25,895     303,068
#   ARB Corp., Ltd.......................................  19,184     218,717
    Ardent Leisure Group, Ltd............................ 173,708     171,094
    Aristocrat Leisure, Ltd..............................  48,070     864,568
    ARQ Group, Ltd.......................................  11,142      14,484
    Asaleo Care, Ltd..................................... 211,036     138,538
    ASX, Ltd.............................................   4,901     227,561
    Atlas Arteria, Ltd................................... 146,827     711,430
#   AUB Group, Ltd.......................................   7,154      61,751
*   Aurelia Metals, Ltd.................................. 113,724      67,978
    Aurizon Holdings, Ltd................................ 530,339   1,699,429
    Ausdrill, Ltd........................................ 218,453     200,797
    AusNet Services...................................... 302,500     363,497
    Austal, Ltd.......................................... 104,574     152,468
    Australia & New Zealand Banking Group, Ltd........... 267,641   4,872,099
#*  Australian Agricultural Co., Ltd..................... 171,473     133,543
    Australian Finance Group, Ltd........................  34,786      32,814
#   Australian Pharmaceutical Industries, Ltd............ 168,700     154,755
#   Automotive Holdings Group, Ltd....................... 107,790     122,202
    Aveo Group........................................... 132,381     156,237
    Baby Bunting Group, Ltd..............................  11,252      17,296
    Bank of Queensland, Ltd.............................. 138,139   1,023,438
    Bapcor, Ltd..........................................  73,530     330,812
*   Base Resources, Ltd..................................  56,903       9,944
    Beach Energy, Ltd.................................... 973,302   1,280,351
    Beacon Lighting Group, Ltd...........................  17,843      15,461
*   Beadell Resources, Ltd............................... 345,235      14,598
#   Bega Cheese, Ltd.....................................  40,440     149,669
#*  Bellamy's Australia, Ltd.............................  25,477     161,651
    Bendigo & Adelaide Bank, Ltd......................... 113,907     895,080
    BHP Group, Ltd....................................... 487,213  12,439,962
#   BHP Group, Ltd., Sponsored ADR.......................  13,830     707,958
#   Bingo Industries, Ltd................................  76,688     116,826
#   Blackmores, Ltd......................................   4,339     407,148
#*  Blue Sky Alternative Investments, Ltd................   5,525       2,857

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
AUSTRALIA -- (Continued)
    BlueScope Steel, Ltd................................. 257,568 $2,353,236
    Boral, Ltd........................................... 167,619    606,395
    Brambles, Ltd........................................ 118,372    918,442
    Bravura Solutions, Ltd...............................  13,084     40,103
    Breville Group, Ltd..................................  30,034    240,258
    Brickworks, Ltd......................................  30,872    370,594
#*  Bubs Australia, Ltd..................................  35,867     13,863
#*  Buru Energy, Ltd.....................................  75,609     12,928
#   BWX, Ltd.............................................  16,063     18,031
    Caltex Australia, Ltd................................  62,931  1,230,038
    Capitol Health, Ltd.................................. 106,976     21,448
*   Cardno, Ltd..........................................  70,457     47,968
#   carsales.com, Ltd....................................  77,126    709,273
*   Cash Converters International, Ltd................... 184,747     32,939
    Cedar Woods Properties, Ltd..........................  12,673     45,220
#   Challenger, Ltd...................................... 124,517    657,189
    CIMIC Group, Ltd.....................................  13,452    438,540
    Citadel Group, Ltd. (The)............................   7,217     44,592
#   Class, Ltd...........................................  19,682     18,946
    Cleanaway Waste Management, Ltd...................... 751,929    989,749
    Clover Corp., Ltd....................................  17,297     17,392
    Coca-Cola Amatil, Ltd................................  85,563    522,573
    Cochlear, Ltd........................................   5,969    843,571
    Codan, Ltd...........................................  54,165    124,991
*   Coles Group, Ltd.....................................  92,869    844,506
#   Collection House, Ltd................................  64,782     65,508
    Collins Foods, Ltd...................................  70,593    323,201
#   Commonwealth Bank of Australia....................... 139,804  7,123,456
    Computershare, Ltd...................................  52,776    683,693
#*  Cooper Energy, Ltd................................... 474,722    164,388
#   Corporate Travel Management, Ltd.....................  21,379    366,150
    Costa Group Holdings, Ltd............................ 112,608    455,054
#   Credit Corp. Group, Ltd..............................  13,887    222,501
    Crown Resorts, Ltd...................................  53,618    467,227
*   CSG, Ltd.............................................  68,457      7,972
    CSL, Ltd.............................................  16,663  2,369,380
    CSR, Ltd............................................. 273,453    582,061
    Data#3, Ltd..........................................  37,256     43,409
*   Decmil Group, Ltd....................................  82,434     42,808
#   Dicker Data, Ltd.....................................   7,721     17,040
#   Domain Holdings Australia, Ltd....................... 101,692    178,508
#   Domino's Pizza Enterprises, Ltd......................  18,521    614,259
*   Doray Minerals, Ltd.................................. 108,953     29,362
    Downer EDI, Ltd...................................... 154,392    803,043
    DuluxGroup, Ltd...................................... 124,313    619,910
    DWS, Ltd.............................................  41,130     36,208
    Eclipx Group, Ltd....................................  95,360    155,096
    Elders, Ltd..........................................  73,777    336,995
*   Electro Optic Systems Holdings, Ltd..................   5,166      9,207
*   Energy Resources of Australia, Ltd...................  27,566      4,952
#   EQT Holdings, Ltd....................................     902     16,136
    ERM Power, Ltd.......................................  46,673     51,515
    Estia Health, Ltd....................................  82,833    141,425
    EVENT Hospitality and Entertainment, Ltd.............  47,725    469,867
    Evolution Mining, Ltd................................ 623,109  1,819,020
#*  FAR, Ltd............................................. 687,555     29,052
    Fleetwood Corp., Ltd.................................  14,775     19,732
    FlexiGroup, Ltd...................................... 131,500    126,021
    Flight Centre Travel Group, Ltd......................  15,179    476,311

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
AUSTRALIA -- (Continued)
    Fortescue Metals Group, Ltd.......................... 744,986 $3,077,471
    Freedom Foods Group, Ltd.............................     933      3,448
#   G8 Education, Ltd.................................... 161,883    373,605
#*  Galaxy Resources, Ltd................................  51,894     75,964
*   Galilee Energy, Ltd..................................  46,076     15,940
    GBST Holdings, Ltd...................................  13,341     12,631
#   Genworth Mortgage Insurance Australia, Ltd........... 110,912    179,349
#*  Gold Road Resources, Ltd............................. 141,107     79,109
    GrainCorp, Ltd., Class A.............................  98,005    676,919
    Grange Resources, Ltd................................ 238,429     38,350
    Greencross, Ltd......................................  36,046    144,332
*   Greenland Minerals, Ltd.............................. 177,454      8,672
    GUD Holdings, Ltd....................................  27,157    221,772
#   GWA Group, Ltd....................................... 126,795    257,841
    Hansen Technologies, Ltd.............................  83,191    208,023
#   Harvey Norman Holdings, Ltd.......................... 215,333    528,807
    Healius, Ltd......................................... 226,416    480,520
    Healthscope, Ltd..................................... 680,883  1,169,707
    Helloworld Travel, Ltd...............................   2,497     10,455
*   Horizon Oil, Ltd..................................... 249,894     21,864
#   HT&E, Ltd............................................  94,546    112,885
    Huon Aquaculture Group, Ltd..........................   5,000     17,227
    IDP Education, Ltd...................................  42,197    348,879
    Iluka Resources, Ltd................................. 153,708    977,215
*   Imdex, Ltd........................................... 130,607    113,264
#   IMF Bentham, Ltd.....................................  55,213    122,754
    Incitec Pivot, Ltd................................... 306,692    740,227
    Independence Group NL................................ 178,120    569,799
    Infigen Energy....................................... 289,039     94,670
    Infomedia, Ltd.......................................  95,340     86,945
#   Inghams Group, Ltd...................................  79,450    265,999
    Insurance Australia Group, Ltd....................... 139,323    719,832
    Integral Diagnostics, Ltd............................  15,537     30,429
#   Integrated Research, Ltd.............................  23,869     42,482
#   InvoCare, Ltd........................................  38,177    339,057
#   IOOF Holdings, Ltd...................................  71,188    261,126
    IPH, Ltd.............................................  80,644    321,445
    IRESS, Ltd...........................................  39,688    339,626
#   iSelect, Ltd.........................................  40,661     22,644
    iSentia Group, Ltd...................................  55,501     10,323
    IVE Group, Ltd.......................................  58,367     93,438
    James Hardie Industries P.L.C........................  38,047    423,774
#   James Hardie Industries P.L.C., Sponsored ADR........   1,045     11,746
#   Japara Healthcare, Ltd...............................  63,337     56,815
#   JB Hi-Fi, Ltd........................................  80,360  1,309,413
    Jumbo Interactive, Ltd...............................  12,500     72,725
    Jupiter Mines, Ltd................................... 342,520     61,122
#*  Karoon Energy, Ltd................................... 104,024     64,068
#   Kogan.com, Ltd.......................................   7,421     23,279
    LendLease Group......................................  69,136    615,745
    Lifestyle Communities, Ltd...........................   5,731     21,668
    Link Administration Holdings, Ltd.................... 117,176    610,544
    Lovisa Holdings, Ltd.................................   3,979     20,770
#*  Lynas Corp., Ltd..................................... 194,056    237,197
    MACA, Ltd............................................ 131,271     93,659
*   Macmahon Holdings, Ltd............................... 174,200     29,853
    Macquarie Group, Ltd.................................  38,591  3,282,076
    Magellan Financial Group, Ltd........................  25,549    532,258
*   Mayne Pharma Group, Ltd.............................. 601,444    353,211

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
AUSTRALIA -- (Continued)
#   McMillan Shakespeare, Ltd............................  32,345 $  361,498
#   McPherson's, Ltd.....................................  66,351     63,070
    Medibank Pvt, Ltd.................................... 452,621    862,891
*   Medusa Mining, Ltd...................................  85,990     23,743
#*  Mesoblast, Ltd.......................................  75,670     65,317
#*  Metals X, Ltd........................................ 352,530     91,258
#   Metcash, Ltd......................................... 518,991    936,562
    Mineral Resources, Ltd............................... 106,419  1,230,677
*   MMA Offshore, Ltd.................................... 194,518     21,906
#   MNF Group, Ltd.......................................   6,878     22,517
#   Monadelphous Group, Ltd..............................  34,439    370,041
    Monash IVF Group, Ltd................................  99,353     65,683
#   Money3 Corp., Ltd.................................... 112,241    145,171
#   Mortgage Choice, Ltd.................................  52,196     37,864
    Motorcycle Holdings, Ltd.............................   5,907      8,897
    Mount Gibson Iron, Ltd............................... 317,929    149,580
#*  Myer Holdings, Ltd................................... 467,637    127,774
    MYOB Group, Ltd...................................... 227,692    561,980
    National Australia Bank, Ltd......................... 274,161  4,760,709
    Navigator Global Investments, Ltd....................  24,936     54,982
    Navitas, Ltd.........................................  69,111    282,655
#*  NetComm Wireless, Ltd................................  32,700     17,862
    New Hope Corp., Ltd..................................  31,164     90,989
    Newcrest Mining, Ltd.................................  90,179  1,604,355
#*  NEXTDC, Ltd..........................................  31,661    158,444
#   nib holdings, Ltd.................................... 157,246    612,060
#   Nick Scali, Ltd......................................  17,590     65,347
    Nine Entertainment Co. Holdings, Ltd................. 553,363    587,470
    Northern Star Resources, Ltd......................... 201,590  1,288,558
#   NRW Holdings, Ltd.................................... 209,291    292,538
#   Nufarm, Ltd.......................................... 102,300    465,035
    OFX Group, Ltd.......................................  72,450     91,840
    Oil Search, Ltd...................................... 159,308    907,048
    OM Holdings, Ltd.....................................  46,008     44,270
#*  Onevue Holdings, Ltd.................................  82,846     35,376
    oOh!media, Ltd....................................... 105,388    275,057
    Orica, Ltd...........................................  95,732  1,195,083
*   Origin Energy, Ltd................................... 244,189  1,275,792
    Orora, Ltd........................................... 541,216  1,247,135
    OZ Minerals, Ltd..................................... 176,645  1,258,683
    Pacific Current Group, Ltd...........................  11,809     48,596
    Pacific Energy, Ltd..................................  47,682     20,491
    Pacific Smiles Group, Ltd............................   7,482      7,487
#   Pact Group Holdings, Ltd.............................  71,659    197,776
*   Panoramic Resources, Ltd.............................  47,822     17,468
    Paragon Care, Ltd....................................  35,207     15,109
    Peet, Ltd............................................ 109,715     85,165
#   Pendal Group, Ltd.................................... 164,146    898,335
    Perpetual, Ltd.......................................  28,656    682,481
*   Perseus Mining, Ltd.................................. 357,210    108,082
    Pioneer Credit, Ltd..................................  21,724     49,047
#   Platinum Asset Management, Ltd.......................  79,659    262,053
*   Praemium, Ltd........................................  17,729      8,485
    Premier Investments, Ltd.............................  32,888    331,214
*   Prime Media Group, Ltd............................... 118,942     20,379
    Pro Medicus, Ltd.....................................  13,699    121,033
    PWR Holdings, Ltd....................................   8,840     21,934
    Qantas Airways, Ltd.................................. 114,899    455,522
    QBE Insurance Group, Ltd............................. 189,351  1,481,775

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
AUSTRALIA -- (Continued)
#   Qube Holdings, Ltd................................... 257,663 $  504,844
#*  Ramelius Resources, Ltd.............................. 272,182    112,731
#   Ramsay Health Care, Ltd..............................  11,905    491,679
    RCR Tomlinson, Ltd...................................  78,183     49,443
    REA Group, Ltd.......................................   4,818    266,276
    Reckon, Ltd..........................................  16,235      8,160
*   Red 5, Ltd........................................... 291,079     25,396
*   Red River Resources, Ltd.............................  95,643     10,490
    Reece, Ltd...........................................  24,738    178,884
#   Regis Healthcare, Ltd................................  48,428    105,197
    Regis Resources, Ltd................................. 297,173  1,124,644
#   Reject Shop, Ltd. (The)..............................  13,887     27,962
#   Reliance Worldwide Corp., Ltd........................  56,676    198,349
#   Resolute Mining, Ltd................................. 316,513    260,619
#*  Retail Food Group, Ltd...............................  39,015      8,648
    Ridley Corp., Ltd....................................  66,386     67,482
#   Rio Tinto, Ltd.......................................  73,033  4,643,854
    Ruralco Holdings, Ltd................................  19,619     43,239
    RXP Services, Ltd....................................  37,518     13,643
    Sandfire Resources NL................................ 128,155    653,769
    Santos, Ltd.......................................... 288,239  1,359,969
*   Saracen Mineral Holdings, Ltd........................ 243,483    597,676
    SeaLink Travel Group, Ltd............................  15,871     48,454
    Seek, Ltd............................................  47,451    588,275
    Select Harvests, Ltd.................................  29,179    127,857
    Senetas Corp., Ltd................................... 181,279     10,302
*   Senex Energy, Ltd.................................... 623,147    157,080
    Servcorp, Ltd........................................   7,961     16,993
    Service Stream, Ltd.................................. 159,867    225,072
    Seven Group Holdings, Ltd............................  33,649    388,064
*   Seven West Media, Ltd................................ 640,772    251,889
    SG Fleet Group, Ltd..................................  25,696     53,046
    Sigma Healthcare, Ltd................................ 263,993    103,730
    Silver Chef, Ltd.....................................   8,530     12,234
#*  Silver Lake Resources, Ltd........................... 232,925     95,948
    Sims Metal Management, Ltd...........................  66,199    501,159
    SmartGroup Corp., Ltd................................  28,813    219,967
    Sonic Healthcare, Ltd................................  40,008    671,078
    South32, Ltd., ADR...................................  10,815    137,945
    South32, Ltd......................................... 595,288  1,523,199
    Southern Cross Media Group, Ltd...................... 336,787    257,609
    Spark Infrastructure Group........................... 410,969    722,134
#   SpeedCast International, Ltd......................... 165,938    351,648
    St Barbara, Ltd...................................... 330,152  1,203,893
    Stanmore Coal, Ltd...................................  26,657     18,548
    Star Entertainment Grp, Ltd. (The)................... 218,731    707,751
    Steadfast Group, Ltd................................. 246,228    473,806
    Suncorp Group, Ltd...................................  94,407    892,873
    Sundance Energy Australia, Ltd....................... 485,277    170,098
#   Super Retail Group, Ltd.............................. 128,700    682,631
#*  Superloop, Ltd.......................................  10,928     11,456
    Sydney Airport.......................................  66,669    318,230
#*  Syrah Resources, Ltd.................................  74,829     85,358
    Tabcorp Holdings, Ltd................................ 291,305    987,221
    Tassal Group, Ltd....................................  77,634    246,476
    Technology One, Ltd..................................  83,277    423,308
    Telstra Corp., Ltd................................... 259,713    588,830
    Telstra Corp., Ltd., ADR.............................     939     10,587
*   Terracom, Ltd........................................  32,357     14,049

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                      SHARES    VALUE>>
                                                                      ------- ------------
AUSTRALIA -- (Continued)
#   Thorn Group, Ltd................................................. 101,599 $     45,065
#   TPG Telecom, Ltd................................................. 182,249      925,664
    Transurban Group.................................................  81,519      722,932
    Treasury Wine Estates, Ltd.......................................   9,732      109,524
*   Troy Resources, Ltd..............................................  92,972        7,124
#   Villa World, Ltd.................................................  56,844       77,254
#*  Village Roadshow, Ltd............................................  62,441      138,756
*   Virgin Australia Holdings, Ltd................................... 328,693       42,975
    Virtus Health, Ltd...............................................  42,133      128,866
    Vita Group, Ltd..................................................  58,776       49,685
*   Vocus Group, Ltd................................................. 258,894      636,476
    Webjet, Ltd......................................................  16,527      144,268
    Wesfarmers, Ltd..................................................  67,937    1,593,716
#   Western Areas, Ltd...............................................  79,412      136,367
#*  Westgold Resources, Ltd..........................................  51,720       38,363
#   Westpac Banking Corp............................................. 312,582    5,586,472
    Westpac Banking Corp., Sponsored ADR.............................   6,839      122,076
    Whitehaven Coal, Ltd............................................. 367,464    1,329,687
#   WiseTech Global, Ltd.............................................  21,636      322,738
    Woodside Petroleum, Ltd..........................................  68,129    1,704,139
    Woolworths Group, Ltd............................................  44,286      946,303
    WorleyParsons, Ltd............................................... 124,468    1,260,833
    WPP AUNZ, Ltd.................................................... 106,881       42,819
*   Xero, Ltd........................................................   2,656       84,619
                                                                              ------------
TOTAL AUSTRALIA......................................................          152,629,730
                                                                              ------------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG...........................................   4,428       92,598
    ANDRITZ AG.......................................................  23,896    1,179,699
    Atrium European Real Estate, Ltd.................................  43,710      168,692
    Austria Technologie & Systemtechnik AG...........................  15,848      327,176
    CA Immobilien Anlagen AG.........................................  18,007      644,665
    DO & CO AG.......................................................   2,162      206,013
    Erste Group Bank AG..............................................  47,312    1,651,444
    EVN AG...........................................................  15,757      255,003
#   FACC AG..........................................................   5,161       95,467
    Flughafen Wien AG................................................   2,519      104,394
    IMMOFINANZ AG....................................................  23,203      613,463
    Kapsch TrafficCom AG.............................................   1,347       53,968
#   Lenzing AG.......................................................   7,129      697,452
    Mayr Melnhof Karton AG...........................................   2,109      277,471
    Oesterreichische Post AG.........................................  11,224      422,328
    OMV AG...........................................................  29,916    1,487,506
    Palfinger AG.....................................................   3,950      122,509
#   POLYTEC Holding AG...............................................   4,035       44,593
#   Porr AG..........................................................   2,136       48,884
    Raiffeisen Bank International AG.................................  54,848    1,450,881
    Rosenbauer International AG......................................     582       26,793
    S IMMO AG........................................................  18,094      348,923
    Schoeller-Bleckmann Oilfield Equipment AG........................   2,607      202,756
#*  Semperit AG Holding..............................................   1,666       26,725
    Strabag SE.......................................................   6,084      213,031
    Telekom Austria AG...............................................  54,154      414,033
    UBM Development AG...............................................     580       25,090
    UNIQA Insurance Group AG.........................................  54,354      496,247
#   Verbund AG.......................................................   9,676      494,514
    Vienna Insurance Group AG Wiener Versicherung Gruppe.............  16,655      403,922
    Voestalpine AG...................................................  64,751    2,069,182
    Wienerberger AG..................................................  31,530      707,850

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
AUSTRIA -- (Continued)
#*  Zumtobel Group AG....................................   4,990 $    45,077
                                                                  -----------
TOTAL AUSTRIA............................................          15,418,349
                                                                  -----------
BELGIUM -- (0.8%)
    Ackermans & van Haaren NV............................   8,800   1,408,276
    Ageas................................................  52,558   2,443,757
*   AGFA-Gevaert NV...................................... 117,210     461,029
    Anheuser-Busch InBev SA/NV...........................  59,707   4,561,809
#   Anheuser-Busch InBev SA/NV, Sponsored ADR............   1,081      82,632
    Atenor...............................................     658      42,187
    Banque Nationale de Belgique.........................      10      27,839
    Barco NV.............................................   3,435     420,193
#   Bekaert SA...........................................  14,600     393,238
    bpost SA.............................................  30,722     281,641
    Cie d'Entreprises CFE................................   5,331     565,883
    Cie Immobiliere de Belgique SA.......................     615      38,880
    Colruyt SA...........................................  23,970   1,721,439
    Deceuninck NV........................................  24,144      59,731
    D'ieteren SA.........................................  12,520     474,370
    Econocom Group SA....................................  39,590     143,560
    Elia System Operator SA..............................   7,234     529,322
#   Euronav NV...........................................  62,884     492,366
*   Euronav NV...........................................   2,500      19,450
    EVS Broadcast Equipment SA...........................   3,453      84,724
*   Exmar NV.............................................  12,003      86,399
    Fagron...............................................  12,433     226,694
*   Galapagos NV.........................................   1,829     188,194
    Gimv NV..............................................   4,792     274,254
#*  Ion Beam Applications................................   1,711      24,320
    Jensen-Group NV......................................     904      36,239
    KBC Group NV.........................................  24,332   1,651,899
    Kinepolis Group NV...................................   5,008     297,105
    Lotus Bakeries.......................................      76     202,283
#*  MDxHealth............................................     497         689
#   Melexis NV...........................................   6,483     457,118
#*  Nyrstar NV...........................................  39,070      25,317
#   Ontex Group NV.......................................  32,704     696,426
    Orange Belgium SA....................................  21,127     404,352
*   Oxurion NV...........................................  11,862      51,065
    Picanol..............................................     652      54,644
    Proximus SADP........................................  49,493   1,328,676
    Recticel SA..........................................  25,013     203,491
    Resilux..............................................     566      84,290
    Sioen Industries NV..................................   5,480     150,275
    Sipef NV.............................................   1,912     112,226
    Solvay SA............................................  23,361   2,543,307
    Telenet Group Holding NV.............................   9,254     428,372
    TER Beke SA..........................................     239      38,399
*   Tessenderlo Group SA.................................  13,758     487,223
    UCB SA...............................................  16,798   1,455,599
    Umicore SA...........................................  29,662   1,254,027
    Van de Velde NV......................................   1,633      47,770
*   Viohalco SA..........................................   4,480      13,930
                                                                  -----------
TOTAL BELGIUM............................................          27,076,909
                                                                  -----------
BRAZIL -- (1.8%)
    AES Tiete Energia SA.................................  64,685     206,780
    AES Tiete Energia SA.................................      13           8

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                      SHARES   VALUE>>
                                                                      ------- ----------
BRAZIL -- (Continued)
    Aliansce Shopping Centers SA.....................................  31,165 $  173,680
*   Alliar Medicos A Frente SA.......................................   3,300     14,207
    Alupar Investimento SA...........................................  39,538    233,743
    Ambev SA, ADR....................................................  79,200    380,952
    Ambev SA.........................................................  98,000    470,836
    Anima Holding SA.................................................  12,000     66,385
    Arezzo Industria e Comercio SA...................................  13,900    209,643
    Atacadao Distribuicao Comercio e Industria, Ltd..................  50,600    277,421
*   B2W Cia Digital..................................................  24,848    341,139
    B3 SA - Brasil Bolsa Balcao......................................  78,847    680,921
    Banco Bradesco SA, ADR...........................................  66,922    831,167
    Banco Bradesco SA................................................  78,788    870,342
    Banco BTG Pactual SA.............................................  45,151    366,502
    Banco do Brasil SA...............................................  80,350  1,143,375
    Banco Santander Brasil SA........................................  39,400    519,663
    BB Seguridade Participacoes SA...................................  55,600    473,582
    BR Malls Participacoes SA........................................ 199,287    795,220
    BR Properties SA.................................................  34,800     83,994
    BrasilAgro - Co. Brasileira de Propriedades Agricolas............  14,400     63,536
    Braskem SA, Sponsored ADR........................................   3,700    105,450
*   BRF SA........................................................... 181,964  1,174,888
#*  BRF SA, ADR......................................................   1,200      7,800
    Camil Alimentos S.A..............................................  76,957    158,500
    CCR SA........................................................... 428,387  1,748,657
*   Centrais Eletricas Brasileiras SA................................  28,800    295,744
    Cia Brasileira de Distribuicao...................................   1,600     42,784
    Cia de Locacao das Americas......................................  36,500    404,237
    Cia de Saneamento Basico do Estado de Sao Paulo..................  47,924    570,970
    Cia de Saneamento Basico do Estado de Sao Paulo, ADR.............   6,900     81,765
    Cia de Saneamento de Minas Gerais-COPASA.........................  23,834    389,778
    Cia de Saneamento do Parana......................................  35,325    717,430
    Cia de Saneamento do Parana......................................   2,600     14,401
#   Cia Energetica de Minas Gerais, Sponsored ADR....................   8,800     33,176
    Cia Energetica de Minas Gerais...................................  31,100    138,480
    Cia Hering.......................................................  14,177    121,340
    Cia Paranaense de Energia, Sponsored ADR.........................   2,400     23,520
    Cia Paranaense de Energia........................................   7,500     67,986
*   Cia Siderurgica Nacional SA, Sponsored ADR.......................  28,200     78,678
*   Cia Siderurgica Nacional SA...................................... 465,273  1,302,284
    Cielo SA......................................................... 100,766    330,007
    Construtora Tenda SA.............................................  23,694    240,420
*   Cosan Logistica SA...............................................  91,266    401,990
    Cosan SA.........................................................  44,131    537,472
    CSU Cardsystem SA................................................  11,900     24,078
    CVC Brasil Operadora e Agencia de Viagens SA.....................  47,742    838,481
    Cyrela Brazil Realty SA Empreendimentos e Participacoes.......... 122,239    570,431
    Direcional Engenharia SA.........................................  40,100    101,210
    Duratex SA....................................................... 162,183    544,447
    EcoRodovias Infraestrutura e Logistica SA........................  79,655    248,930
    EDP - Energias do Brasil SA......................................  81,688    376,439
    Embraer SA....................................................... 164,572    872,812
    Embraer SA, Sponsored ADR........................................   6,200    131,936
    Energisa SA......................................................  68,004    777,813
*   Eneva SA.........................................................  16,343     82,993
    Engie Brasil Energia SA..........................................  33,782    387,980
    Equatorial Energia SA............................................  56,350  1,362,404
    Estacio Participacoes SA......................................... 120,002  1,023,916
*   Even Construtora e Incorporadora SA..............................  67,328    124,262
    Ez Tec Empreendimentos e Participacoes SA........................  25,983    197,380

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE>>
                                                          -------   ----------
BRAZIL -- (Continued)
    Fleury SA............................................  72,842   $  445,256
    Fras-Le SA...........................................  13,100       19,038
*   Gafisa SA............................................  21,494       83,118
#   Gerdau SA, Sponsored ADR.............................  32,200      139,429
    Gerdau SA............................................  38,100      132,708
    Grendene SA..........................................  28,251       70,830
    Guararapes Confeccoes SA.............................   5,400      232,785
*   Helbor Empreendimentos SA............................  75,221       34,249
    Hypermarcas SA.......................................  19,700      172,077
    Iguatemi Empresa de Shopping Centers SA..............  23,345      285,250
    Industrias Romi SA...................................  11,600       31,807
    Instituto Hermes Pardini SA..........................  20,471      108,455
    International Meal Co. Alimentacao SA, Class A.......  59,000      107,567
    Iochpe-Maxion SA.....................................  78,823      483,147
    IRB Brasil Resseguros S/A............................  21,204      495,800
    Itau Unibanco Holding SA, ADR........................  99,462    1,058,276
    Itau Unibanco Holding SA.............................  50,805      457,905
    JBS SA............................................... 436,847    1,808,665
*   JHSF Participacoes SA................................  74,600       38,275
    JSL SA...............................................  33,900       83,557
*   Kepler Weber SA......................................   7,800       32,103
    Klabin SA............................................  34,300      174,815
    Kroton Educacional SA................................  95,381      299,117
    Light SA.............................................  35,700      195,247
    Linx SA..............................................  12,000       98,457
    Localiza Rent a Car SA............................... 119,181    1,089,606
*   LOG Commercial Properties e Participacoes SA.........   9,805       51,753
    Lojas Americanas SA..................................  11,200       48,108
    Lojas Renner SA...................................... 134,040    1,674,876
    M Dias Branco SA.....................................   6,358       83,020
    Magazine Luiza SA....................................  14,328      704,374
    Mahle-Metal Leve SA..................................  31,368      231,405
    Marcopolo SA.........................................  38,800       34,582
*   Marcopolo SA.........................................   4,925        5,509
*   Marfrig Global Foods SA..............................  81,100      135,320
*   Marisa Lojas SA......................................  34,400       59,010
*   Mills Estruturas e Servicos de Engenharia SA.........  41,300       62,960
    Movida Participacoes SA..............................  14,700       40,036
    MRV Engenharia e Participacoes SA.................... 135,900      559,353
    Multiplus SA.........................................  15,000      106,960
    Natura Cosmeticos SA.................................  70,483      916,637
    Odontoprev SA........................................ 105,174      471,649
    Ouro Fino Saude Animal Participacoes SA..............   4,900       44,458
*   Paranapanema SA......................................  94,900       35,930
*   Petro Rio SA.........................................   3,300      104,134
    Petroleo Brasileiro SA, Sponsored ADR................  42,200      596,708
#   Petroleo Brasileiro SA, Sponsored ADR................  31,500      513,450
    Petroleo Brasileiro SA............................... 442,676    3,591,019
    Porto Seguro SA......................................  94,225    1,448,891
    Portobello SA........................................  58,137       92,009
    QGEP Participacoes SA................................  50,328      166,482
    Qualicorp Consultoria e Corretora de Seguros SA...... 142,181      618,115
    Raia Drogasil SA.....................................  45,000      765,612
    Restoque Comercio e Confeccoes de Roupas SA..........   5,283       51,105
*   Rumo SA.............................................. 145,789      786,004
    Santos Brasil Participacoes SA.......................  87,300      107,251
*   Sao Carlos Empreendimentos e Participacoes SA........   6,300       57,160
    Sao Martinho SA...................................... 125,184      660,284
    Ser Educacional SA...................................  27,270      163,057

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
BRAZIL -- (Continued)
    SLC Agricola SA......................................  37,700 $   457,989
    Smiles Fidelidade SA.................................  21,100     258,738
    Sonae Sierra Brasil SA...............................   7,800      63,657
*   Springs Global Participacoes SA......................   9,400      23,183
    Sul America SA....................................... 220,496   1,941,307
    Suzano Papel e Celulose SA........................... 118,065   1,488,391
*   Suzano Papel e Celulose SA, Sponsored ADR............   1,614      40,267
    T4F Entretenimento SA................................   5,000      10,776
*   Technos SA...........................................  13,500       9,997
*   Tecnisa SA........................................... 151,243      57,654
    Tegma Gestao Logistica SA............................  22,104     171,796
    Telefonica Brasil SA, ADR............................   3,300      44,220
*   Terra Santa Agro SA..................................   1,900       7,293
    TIM Participacoes SA, ADR............................   2,300      38,962
    TIM Participacoes SA.................................  93,621     318,429
    TOTVS SA.............................................  13,356     121,803
    Transmissora Alianca de Energia Eletrica SA..........  81,932     578,091
    Trisul SA............................................  24,900      28,769
    Tupy SA..............................................  39,800     198,929
    Ultrapar Participacoes SA............................  42,709     670,267
#   Ultrapar Participacoes SA, Sponsored ADR.............     600       9,468
    Unipar Carbocloro SA.................................   4,900      50,244
    Usinas Siderurgicas de Minas Gerais SA...............  12,800      40,569
    Vale SA, Sponsored ADR...............................  24,097     299,771
    Vale SA.............................................. 471,732   5,891,241
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e........................................
    Identificacao S.A....................................  36,417     208,640
    Via Varejo SA........................................ 249,918     411,030
*   Vulcabras Azaleia SA.................................  52,500     117,747
    WEG SA...............................................  15,534      80,266
    Wiz Solucoes e Corretagem de Seguros SA..............  20,500      45,259
                                                                  -----------
TOTAL BRAZIL.............................................          61,705,878
                                                                  -----------
CANADA -- (6.4%)
*   5N Plus, Inc.........................................  22,100      54,159
    Absolute Software Corp...............................  12,073      75,712
#   Acadian Timber Corp..................................   4,133      55,298
#*  Advantage Oil & Gas, Ltd.............................  73,229     114,251
    Aecon Group, Inc.....................................  21,484     298,727
#*  Africa Oil Corp......................................  64,590      59,480
#   AG Growth International, Inc.........................   4,598     176,158
    AGF Management, Ltd., Class B........................  35,700     147,533
    Agnico Eagle Mines, Ltd..............................  32,983   1,437,399
#   AGT Food & Ingredients, Inc..........................   6,100      76,044
*   Aimia, Inc...........................................  54,178     150,088
*   Air Canada...........................................  39,412     889,953
#   AirBoss of America Corp..............................   9,083      57,929
#   AKITA Drilling, Ltd., Class A........................   2,524       6,493
*   Alacer Gold Corp..................................... 117,406     270,741
    Alamos Gold, Inc., Class A........................... 121,534     541,096
    Alamos Gold, Inc., Class A...........................   3,100      13,826
#   Alaris Royalty Corp..................................  22,846     327,055
    Alcanna, Inc.........................................  12,048      43,004
#*  Alexco Resource Corp.................................  15,300      17,001
    Algonquin Power & Utilities Corp.....................  70,029     773,333
    Alimentation Couche-Tard, Inc., Class B..............  17,439     947,369
#*  Alio Gold, Inc.......................................  17,002      14,492
#   AltaGas, Ltd.........................................  15,528     158,949
#   Altius Minerals Corp.................................  14,600     129,894

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    Altus Group, Ltd.....................................  12,866 $  241,467
#*  Americas Silver Corp.................................   3,200      5,650
#*  Amerigo Resources, Ltd...............................  77,600     54,924
    Andrew Peller, Ltd., Class A.........................  10,400    116,114
#   ARC Resources, Ltd................................... 251,240  1,816,492
*   Argonaut Gold, Inc...................................  65,554     88,307
*   Aritzia, Inc.........................................  19,544    253,308
*   Asanko Gold, Inc.....................................  42,200     33,723
    Atco, Ltd., Class I..................................  13,042    412,417
#*  Athabasca Oil Corp................................... 187,300    139,696
*   ATS Automation Tooling Systems, Inc..................  17,902    230,528
#*  Aurora Cannabis, Inc.................................  84,707    599,547
#   AutoCanada, Inc......................................  10,001     85,324
*   B2Gold Corp.......................................... 634,770  2,009,698
#   Badger Daylighting, Ltd..............................  12,272    326,519
    Bank of Montreal.....................................  16,100  1,178,506
    Bank of Montreal.....................................  92,353  6,759,316
    Bank of Nova Scotia (The)............................   7,000    398,493
    Bank of Nova Scotia (The)............................  88,772  5,054,678
    Barrick Gold Corp.................................... 525,905  7,040,351
    Barrick Gold Corp....................................  16,901    226,304
    Barrick Gold Corp....................................  21,840    289,743
*   Bausch Health Cos., Inc..............................   4,180    102,619
*   Bausch Health Cos., Inc.............................. 118,343  2,905,548
*   Baytex Energy Corp................................... 236,115    397,134
#*  Baytex Energy Corp...................................  18,982     31,890
    BCE, Inc.............................................   3,587    155,944
#   BCE, Inc.............................................   6,295    273,833
#*  Bellatrix Exploration, Ltd...........................  23,454     11,781
#   Birchcliff Energy, Ltd............................... 113,815    271,988
#   Bird Construction, Inc...............................   6,688     32,423
*   Black Diamond Group, Ltd.............................  21,800     33,016
*   BlackBerry, Ltd...................................... 123,889    997,561
*   BlackBerry, Ltd......................................   2,366     19,094
    BMTC Group, Inc......................................   1,900     21,546
*   Bombardier, Inc., Class A............................  23,619     37,659
*   Bombardier, Inc., Class B............................ 225,319    341,250
#   Bonavista Energy Corp................................  85,210     79,117
#   Bonterra Energy Corp.................................  12,185     54,436
    Boralex, Inc., Class A...............................  36,589    520,452
    Brookfield Asset Management, Inc., Class A...........   8,400    361,457
    Brookfield Asset Management, Inc., Class A...........  36,434  1,568,484
#   Brookfield Real Estate Services, Inc.................   1,900     22,110
    BRP, Inc.............................................   6,418    184,732
#*  BSM Technologies, Inc................................  11,200      6,563
    CAE, Inc.............................................  41,044    872,140
    CAE, Inc.............................................  14,430    306,926
#*  Calfrac Well Services, Ltd...........................  56,260    120,317
    Calian Group, Ltd....................................   4,000     92,880
    Cameco Corp..........................................  82,551  1,000,199
    Cameco Corp..........................................  24,003    290,916
    Canaccord Genuity Group, Inc.........................  51,387    233,480
#*  Canacol Energy, Ltd..................................  54,484    179,132
#*  Canada Goose Holdings, Inc...........................   6,000    308,642
#*  Canada Goose Holdings, Inc...........................     527     27,119
    Canadian Imperial Bank of Commerce...................   2,500    211,975
    Canadian Imperial Bank of Commerce...................  51,431  4,360,835
    Canadian National Railway Co.........................   7,000    584,155
    Canadian National Railway Co.........................  20,869  1,742,979

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WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    Canadian Natural Resources, Ltd......................  77,200 $2,072,258
    Canadian Natural Resources, Ltd...................... 138,226  3,712,750
    Canadian Pacific Railway, Ltd........................   1,000    204,962
    Canadian Pacific Railway, Ltd........................   4,807    984,954
#   Canadian Tire Corp., Ltd., Class A...................   9,000  1,023,669
    Canadian Utilities, Ltd., Class A....................   8,500    218,524
    Canadian Utilities, Ltd., Class B....................     900     23,117
#   Canadian Western Bank................................  44,070    986,749
*   Canfor Corp..........................................  49,038    676,258
    Canfor Pulp Products, Inc............................  22,990    323,867
#*  Canopy Growth Corp...................................   2,800    137,278
#   CanWel Building Materials Group, Ltd.................  25,312     97,283
    Capital Power Corp...................................  26,800    586,604
#*  Capstone Mining Corp................................. 190,417     84,053
#   Cardinal Energy, Ltd.................................  41,298     68,518
    Cargojet, Inc........................................   1,100     64,085
    Cascades, Inc........................................  50,702    384,717
    CCL Industries, Inc., Class B........................  12,500    527,037
*   Celestica, Inc.......................................  10,045     99,747
*   Celestica, Inc.......................................  43,444    431,811
    Cenovus Energy, Inc.................................. 108,135    844,374
    Cenovus Energy, Inc..................................  60,391    470,446
*   Centerra Gold, Inc...................................  95,560    484,364
    Cervus Equipment Corp................................   2,200     22,168
#   CES Energy Solutions Corp............................  56,352    142,386
*   CGI Group, Inc.......................................   3,300    218,175
    CGI, Inc.............................................  12,681    837,073
#   Chesswood Group, Ltd.................................   4,500     39,145
#*  China Gold International Resources Corp., Ltd........  94,140    117,500
    CI Financial Corp....................................  58,396    786,198
#   Cineplex, Inc........................................  35,188    761,632
#   Clearwater Seafoods, Inc.............................  15,557     60,502
    Cogeco Communications, Inc...........................  13,212    753,233
    Cogeco, Inc..........................................  11,573    593,645
    Colliers International Group, Inc....................   2,100    134,108
    Colliers International Group, Inc....................  10,823    692,564
    Computer Modelling Group, Ltd........................  24,077    124,787
#*  Conifex Timber, Inc..................................   2,500      3,939
    Constellation Software, Inc..........................   1,800  1,343,366
#*  Continental Gold, Inc................................  58,080    103,434
#*  Copper Mountain Mining Corp..........................  96,400     64,563
    Corby Spirit and Wine, Ltd...........................   3,100     45,133
#   Corus Entertainment, Inc., Class B...................  81,505    345,510
    Cott Corp............................................  16,909    256,679
    Cott Corp............................................  56,131    849,687
    Crescent Point Energy Corp........................... 150,009    447,533
    Crescent Point Energy Corp...........................  28,949     86,558
*   Crew Energy, Inc.....................................  52,989     36,295
*   CRH Medical Corp.....................................  31,168     99,390
*   Delphi Energy Corp................................... 119,363     35,429
#*  Denison Mines Corp................................... 244,574    122,850
*   Descartes Systems Group, Inc. (The)..................   2,138     66,406
*   Detour Gold Corp.....................................  68,527    686,339
#   DHX Media, Ltd.......................................  33,244     63,252
*   DIRTT Environmental Solutions........................   5,600     29,706
    Dollarama, Inc.......................................  27,000    726,809
    Dorel Industries, Inc., Class B......................  11,212    139,345
*   DREAM Unlimited Corp., Class A.......................  20,400    111,319
*   Dundee Precious Metals, Inc..........................  52,044    168,337

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
#*  Eastmain Resources, Inc..............................  54,400 $    6,210
    ECN Capital Corp..................................... 150,915    438,750
    E-L Financial Corp., Ltd.............................     100     59,211
*   Eldorado Gold Corp...................................  42,857    160,478
    Element Fleet Management Corp........................ 208,383  1,122,837
#   Emera, Inc...........................................   3,700    129,533
    Empire Co., Ltd., Class A............................  43,989    988,953
#   Enbridge, Inc........................................  30,409  1,111,092
    Enbridge, Inc........................................  38,967  1,426,972
    Encana Corp.......................................... 158,466  1,087,837
    Encana Corp..........................................  30,117    207,205
#*  Endeavour Mining Corp................................  18,604    320,549
#*  Endeavour Silver Corp................................  14,200     31,557
    Enerflex, Ltd........................................  32,997    435,959
*   Energy Fuels, Inc....................................  35,300    101,283
#   Enerplus Corp........................................ 168,082  1,454,464
    Enerplus Corp........................................  20,845    180,518
    Enghouse Systems, Ltd................................  14,122    386,489
    Ensign Energy Services, Inc..........................  61,242    234,910
*   Epsilon Energy, Ltd..................................   2,040      8,663
#   Equitable Group, Inc.................................   5,340    271,034
#*  Essential Energy Services Trust......................  80,200     17,396
    Evertz Technologies, Ltd.............................   7,700     94,701
#   Exchange Income Corp.................................   7,900    174,961
    Exco Technologies, Ltd...............................  16,900    128,234
#   Extendicare, Inc.....................................  26,861    149,233
    Fairfax Financial Holdings, Ltd......................   5,070  2,398,309
    Fiera Capital Corp...................................  13,000    119,023
    Finning International, Inc...........................  38,516    729,897
#   Firm Capital Mortgage Investment Corp................  12,344    126,733
    First Capital Realty, Inc............................  28,400    443,524
#*  First Majestic Silver Corp...........................  44,802    274,141
#*  First Majestic Silver Corp...........................   3,500     21,420
    First National Financial Corp........................   5,100    111,824
    First Quantum Minerals, Ltd.......................... 110,395  1,277,909
    FirstService Corp....................................   9,837    799,551
    FirstService Corp....................................   1,700    138,114
#*  Fission Uranium Corp................................. 126,692     53,996
    Fortis, Inc..........................................  22,492    802,143
    Fortis, Inc..........................................   3,499    124,844
*   Fortuna Silver Mines, Inc............................ 129,937    523,130
    Franco-Nevada Corp...................................   3,335    258,929
#   Freehold Royalties, Ltd..............................  33,865    229,641
#   Frontera Energy Corp.................................   3,781     33,956
    Gamehost, Inc........................................  14,487    109,043
*   GDI Integrated Facility Services, Inc................   1,600     23,867
*   Gear Energy, Ltd.....................................  99,909     46,383
#   Genworth MI Canada, Inc..............................  25,279    860,173
    George Weston, Ltd...................................  18,624  1,352,772
    Gibson Energy, Inc...................................  31,981    484,601
    Gildan Activewear, Inc...............................   4,400    148,916
    Gildan Activewear, Inc...............................  17,201    582,770
#   Gluskin Sheff & Associates, Inc......................  11,600     88,283
#   GMP Capital, Inc.....................................  24,900     44,344
#   goeasy, Ltd..........................................   7,800    247,603
    Goldcorp, Inc........................................  58,100    650,002
    Goldcorp, Inc........................................  72,270    808,701
*   Golden Star Resources, Ltd...........................  18,080     69,075
*   Gran Tierra Energy, Inc.............................. 264,330    621,622

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
*   Great Canadian Gaming Corp...........................  20,008 $  817,710
*   Great Panther Silver, Ltd............................   5,400      4,274
    Great-West Lifeco, Inc...............................  27,200    583,767
    Guardian Capital Group, Ltd., Class A................   5,100     89,195
*   Guyana Goldfields, Inc...............................  51,656     67,619
*   Heroux-Devtek, Inc...................................  11,900    114,657
    High Arctic Energy Services, Inc.....................   6,800     19,614
#   High Liner Foods, Inc................................   9,675     55,077
#*  Home Capital Group, Inc..............................  34,816    445,683
    Horizon North Logistics, Inc.........................  59,279     83,463
#   Hudbay Minerals, Inc................................. 174,520  1,045,300
#   Hudson's Bay Co......................................  32,950    204,127
    Husky Energy, Inc.................................... 107,577  1,276,397
    Hydro One, Ltd.......................................  14,271    223,631
*   IA Financial Crop., Inc..............................  35,578  1,321,635
*   IAMGOLD Corp......................................... 254,787    954,033
*   IAMGOLD Corp.........................................   6,100     22,936
*   IBI Group, Inc.......................................   5,000     14,841
    IGM Financial, Inc...................................   8,300    213,383
#*  Imperial Metals Corp.................................  19,440     26,335
#   Imperial Oil, Ltd....................................   4,600    130,513
    Imperial Oil, Ltd....................................  20,183    575,014
    Information Services Corp............................   3,200     38,601
    Innergex Renewable Energy, Inc.......................  32,784    358,795
    Intact Financial Corp................................   8,205    648,557
    Inter Pipeline, Ltd..................................  51,678    830,655
#*  Interfor Corp........................................  45,502    620,222
#   Intertape Polymer Group, Inc.........................  18,192    272,890
    Invesque, Inc........................................  10,197     79,129
*   Ivanhoe Mines, Ltd., Class A......................... 122,752    265,319
#   Jamieson Wellness, Inc...............................   1,954     31,200
#   Just Energy Group, Inc...............................  30,251    111,201
#   K-Bro Linen, Inc.....................................   1,900     53,358
#*  Kelt Exploration, Ltd................................  54,509    187,097
#   Keyera Corp..........................................  54,109  1,149,757
*   Kinaxis, Inc.........................................   5,508    327,516
#   Kinder Morgan Canada, Ltd............................   2,700     30,227
*   Kinross Gold Corp.................................... 859,539  2,871,781
    Kirkland Lake Gold, Ltd..............................  64,285  2,068,060
*   Knight Therapeutics, Inc.............................  53,527    321,011
    KP Tissue, Inc.......................................   2,489     16,461
#   Labrador Iron Ore Royalty Corp.......................  14,388    332,229
#*  Largo Resources, Ltd.................................  49,700    108,557
    Lassonde Industries, Inc., Class A...................     300     46,920
#   Laurentian Bank of Canada............................  20,371    684,796
#*  Leagold Mining Corp..................................  20,800     34,826
    Leon's Furniture, Ltd................................   8,615     94,415
#   Linamar Corp.........................................  30,632  1,187,560
    Loblaw Cos., Ltd.....................................  29,200  1,414,054
    Logistec Corp., Class B..............................     400     12,786
#   Lucara Diamond Corp.................................. 210,133    267,074
#*  Lundin Gold, Inc.....................................   9,800     39,679
    Lundin Mining Corp................................... 453,340  2,070,124
    Magellan Aerospace Corp..............................   7,228     86,475
    Magna International, Inc.............................   8,400    444,565
    Magna International, Inc.............................  66,793  3,534,018
*   Mainstreet Equity Corp...............................   1,200     39,271
*   Major Drilling Group International, Inc..............  29,740    111,360
*   Mandalay Resources Corp..............................  99,204     10,948

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    Manulife Financial Corp..............................  93,658 $1,504,715
    Manulife Financial Corp..............................  80,632  1,296,563
    Maple Leaf Foods, Inc................................  25,200    561,172
#*  Marathon Gold Corp...................................  29,500     20,206
    Martinrea International, Inc.........................  60,498    579,679
#   Mediagrif Interactive Technologies, Inc..............   2,100     16,614
#   Medical Facilities Corp..............................  29,522    388,249
*   MEG Energy Corp...................................... 107,937    446,058
    Melcor Developments, Ltd.............................     900      8,685
    Methanex Corp........................................   3,300    179,824
    Methanex Corp........................................  18,465  1,007,635
    Metro, Inc...........................................  21,825    793,463
    Morguard Corp........................................   1,200    166,856
    Morneau Shepell, Inc.................................  17,811    358,402
#   Mountain Province Diamonds, Inc......................   3,100      3,704
    MTY Food Group, Inc..................................   3,860    207,186
    Mullen Group, Ltd....................................  43,534    398,911
    National Bank of Canada..............................  93,086  4,378,184
*   New Gold, Inc........................................ 162,878    184,701
    NFI Group, Inc.......................................  38,948  1,020,571
    Norbord, Inc.........................................   7,800    225,579
    Norbord, Inc.........................................  18,684    540,341
    North American Construction Group, Ltd...............  19,257    201,371
    North West Co., Inc. (The)...........................  17,000    403,280
    Northland Power, Inc.................................  40,555    736,746
    Nutrien, Ltd.........................................   8,652    448,222
    Nutrien, Ltd.........................................  39,762  2,060,453
#*  NuVista Energy, Ltd..................................  62,611    188,221
#*  Obsidian Energy, Ltd................................. 185,590     74,860
*   Obsidian Energy, Ltd.................................   4,500      1,759
    OceanaGold Corp...................................... 396,946  1,416,855
    Onex Corp............................................  10,180    575,494
    Open Text Corp.......................................  21,200    753,645
    Open Text Corp.......................................   9,400    335,016
    Osisko Gold Royalties, Ltd...........................  49,534    484,803
#*  Painted Pony Energy, Ltd.............................  41,200     42,330
    Pan American Silver Corp.............................  90,741  1,353,570
    Pan American Silver Corp.............................  14,164    211,185
#*  Paramount Resources, Ltd., Class A...................  29,332    173,006
*   Parex Resources, Inc................................. 110,696  1,659,661
    Park Lawn Corp.......................................   1,920     35,640
#   Parkland Fuel Corp...................................  42,850  1,225,870
    Pason Systems, Inc...................................  23,637    371,838
    Pembina Pipeline Corp................................  14,047    500,554
    Pembina Pipeline Corp................................   3,528    125,667
#*  Pengrowth Energy Corp................................ 183,268    107,399
#   Peyto Exploration & Development Corp.................  93,005    478,491
*   Photon Control, Inc..................................   6,900      6,774
*   PHX Energy Services Corp.............................  16,900     33,055
#*  Pine Cliff Energy, Ltd...............................  15,000      2,968
#   Pivot Technology Solutions, Inc......................   5,000      3,767
    Pizza Pizza Royalty Corp.............................  11,100     84,394
*   Points International, Ltd............................     800      8,627
    Polaris Infrastructure, Inc..........................   5,200     43,691
    Pollard Banknote, Ltd................................   1,783     31,685
#   PrairieSky Royalty, Ltd..............................  49,831    719,809
*   Precision Drilling Corp.............................. 126,970    279,267
*   Precision Drilling Corp..............................   7,600     16,568
*   Premier Gold Mines, Ltd..............................  87,061    116,616

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    Premium Brands Holdings Corp.........................  11,428 $  673,269
#*  Pretium Resources, Inc...............................  45,900    360,507
#*  Pulse Seismic, Inc...................................  14,300     27,426
#   Quarterhill, Inc.....................................  54,482     52,660
    Quebecor, Inc., Class B..............................  24,994    588,351
#*  Real Matters, Inc....................................   7,800     23,983
    Recipe Unlimited Corp................................   9,300    193,227
    Reitmans Canada, Ltd., Class A.......................  10,570     29,201
    Restaurant Brands International, Inc.................   9,300    582,935
#   Richelieu Hardware, Ltd..............................  14,400    257,654
    Ritchie Bros Auctioneers, Inc........................   1,600     57,512
    Ritchie Bros Auctioneers, Inc........................  11,892    427,636
    Rocky Mountain Dealerships, Inc......................   7,800     52,061
    Rogers Communications, Inc., Class B.................   1,000     54,096
    Rogers Communications, Inc., Class B.................  10,417    563,247
#   Rogers Sugar, Inc....................................  60,500    266,597
*   Roxgold, Inc.........................................  94,000     62,240
    Royal Bank of Canada.................................   8,100    616,585
    Royal Bank of Canada.................................  76,594  5,834,931
    Russel Metals, Inc...................................  45,080    796,993
#*  Sabina Gold & Silver Corp............................  83,900     85,563
#*  Sandstorm Gold, Ltd..................................  61,105    320,418
#   Saputo, Inc..........................................  18,800    551,144
#   Savaria Corp.........................................   4,000     44,050
#*  Seabridge Gold, Inc..................................   3,600     50,029
#   Secure Energy Services, Inc..........................  74,804    462,277
*   SEMAFO, Inc.......................................... 129,700    293,169
*   Seven Generations Energy, Ltd., Class A.............. 192,612  1,495,219
    Shaw Communications, Inc., Class B...................  30,600    621,339
    Shaw Communications, Inc., Class B...................  34,751    706,488
    ShawCor, Ltd.........................................  26,036    401,651
*   Shopify, Inc., Class A...............................     267     44,982
#   Sienna Senior Living, Inc............................   7,896    103,842
#*  Sierra Wireless, Inc.................................   3,500     54,500
*   Sierra Wireless, Inc.................................  11,731    182,300
    Sleep Country Canada Holdings, Inc...................  11,800    186,077
    SNC-Lavalin Group, Inc...............................  13,266    369,221
*   Solium Capital, Inc..................................   3,615     36,124
#*  Spin Master Corp.....................................   4,292    135,919
#   Sprott, Inc..........................................  58,700    113,920
*   SSR Mining, Inc......................................  52,352    717,974
    Stantec, Inc.........................................   6,001    142,678
    Stantec, Inc.........................................  11,364    270,463
*   Stars Group, Inc. (The)..............................  12,100    219,079
#*  Stars Group, Inc. (The)..............................  25,060    453,837
#   Stella-Jones, Inc....................................  11,485    370,611
*   STEP Energy Services, Ltd............................  17,900     28,336
#*  Stornoway Diamond Corp............................... 126,700     18,803
#   Stuart Olson, Inc....................................   7,300     30,168
    Sun Life Financial, Inc..............................   6,500    234,484
    Sun Life Financial, Inc..............................  46,485  1,677,644
    Suncor Energy, Inc...................................  97,806  3,154,619
    Suncor Energy, Inc................................... 177,627  5,740,905
#*  SunOpta, Inc.........................................  18,145     75,538
#   Superior Plus Corp...................................  79,040    653,278
    Supremex, Inc........................................   7,600     14,865
#   Surge Energy, Inc.................................... 125,549    128,994
#*  Tahoe Resources, Inc.................................  86,048    326,132
*   Tahoe Resources, Inc.................................   2,994     11,347

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
CANADA -- (Continued)
*   Tamarack Valley Energy, Ltd.......................... 144,113 $    236,907
*   Taseko Mines, Ltd....................................  90,127       52,130
    Teck Resources, Ltd., Class B........................  56,787    1,382,993
    Teck Resources, Ltd., Class B........................ 141,284    3,441,678
    TELUS Corp...........................................   3,501      122,620
*   Teranga Gold Corp....................................  35,492      109,127
#*  Tervita Corp.........................................   4,621       24,758
    TFI International, Inc...............................  60,751    1,788,385
#   Thomson Reuters Corp.................................   8,831      462,215
#   Tidewater Midstream and Infrastructure, Ltd..........  12,300       11,795
#   Timbercreek Financial Corp...........................  30,514      214,814
#*  TMAC Resources, Inc..................................   3,600       18,768
    TMX Group, Ltd.......................................  11,644      701,502
    TORC Oil & Gas, Ltd..................................  67,615      242,888
*   Torex Gold Resources, Inc............................  34,872      379,254
    Toromont Industries, Ltd.............................  17,873      794,250
    Toronto-Dominion Bank (The)..........................  18,100    1,019,369
    Toronto-Dominion Bank (The)..........................  65,756    3,702,720
    Torstar Corp., Class B...............................  13,300        7,794
    Total Energy Services, Inc...........................  18,325      135,281
    Tourmaline Oil Corp..................................  83,324    1,136,395
    TransAlta Corp....................................... 170,598      930,924
    TransAlta Corp.......................................   8,000       43,840
#   TransAlta Renewables, Inc............................  34,978      310,395
    TransCanada Corp.....................................   9,145      388,921
    TransCanada Corp.....................................   4,973      211,452
    Transcontinental, Inc., Class A......................  48,608      774,280
    TransGlobe Energy Corp...............................  36,500       66,669
#*  Trevali Mining Corp.................................. 218,560       60,713
#*  Trican Well Service, Ltd............................. 126,474      128,019
#   Tricon Capital Group, Inc............................  35,047      274,465
*   Trisura Group, Ltd...................................   2,249       46,223
*   Trisura Group, Ltd...................................      61        1,260
*   Turquoise Hill Resources, Ltd........................ 140,352      234,997
*   Turquoise Hill Resources, Ltd........................   7,000       11,690
    Uni-Select, Inc......................................  16,616      244,318
#   Valener, Inc.........................................  11,419      180,243
#   Vermilion Energy, Inc................................  40,028      980,935
    Vermilion Energy, Inc................................  17,889      439,175
    VersaBank............................................   2,000       11,309
    Wajax Corp...........................................  14,444      209,963
    Waste Connections, Inc...............................   1,925      160,826
*   Wesdome Gold Mines, Ltd..............................  36,800      142,276
    West Fraser Timber Co., Ltd..........................  32,693    1,947,472
#*  Western Energy Services Corp.........................  39,186       11,482
    Western Forest Products, Inc......................... 250,792      383,646
    WestJet Airlines, Ltd................................     700       10,708
#   Westshore Terminals Investment Corp..................  33,332      554,286
    Wheaton Precious Metals Corp.........................  12,524      263,834
    Wheaton Precious Metals Corp.........................  17,537      369,680
#   Whitecap Resources, Inc.............................. 189,162      637,762
    Winpak, Ltd..........................................  10,700      381,599
    WSP Global, Inc......................................  10,865      557,659
    Yamana Gold, Inc..................................... 325,449      916,444
    Yamana Gold, Inc.....................................   3,700       10,471
*   Yangarra Resources, Ltd..............................  55,682      126,285
*   Yellow Pages, Ltd....................................   7,290       31,680
    ZCL Composites, Inc..................................  12,800       96,637
                                                                  ------------
TOTAL CANADA.............................................          222,794,541
                                                                  ------------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE>>
                                                                      ---------- -----------
CHILE -- (0.3%)
    AES Gener SA.....................................................    841,606 $   255,228
    Aguas Andinas SA, Class A........................................    419,596     247,983
    Banco de Chile...................................................    213,351      33,851
    Banco de Chile, ADR..............................................      3,235     102,738
    Banco de Credito e Inversiones SA................................      8,115     578,512
    Banco Santander Chile, ADR.......................................      3,900     126,126
    Banco Santander Chile............................................  3,729,477     300,827
    Besalco SA.......................................................    125,443     121,488
    CAP SA...........................................................     43,014     464,655
    Cencosud SA......................................................    163,282     329,969
    Cia Cervecerias Unidas SA........................................     45,658     620,962
    Cia Cervecerias Unidas SA, Sponsored ADR.........................      1,300      36,283
*   Cia Sud Americana de Vapores SA..................................  7,320,104     217,957
*   Clinica Las Condes SA............................................        365      20,873
    Colbun SA........................................................  1,072,013     243,402
    Embotelladora Andina SA, ADR, Class B............................      1,917      45,625
    Empresa Nacional de Telecomunicaciones SA........................     66,171     637,463
    Empresas CMPC SA.................................................    154,312     557,903
    Empresas COPEC SA................................................     21,299     292,519
    Empresas Hites SA................................................     18,149      12,520
*   Empresas La Polar SA.............................................    784,336      37,469
    Enel Americas SA, ADR............................................     63,894     660,664
    Enel Americas SA.................................................  1,481,184     302,411
    Enel Chile SA, ADR...............................................     29,101     158,020
    Enel Chile SA....................................................  1,250,268     131,743
    Engie Energia Chile SA...........................................    112,237     226,026
    Forus SA.........................................................      8,525      25,691
    Grupo Security SA................................................    244,027     110,507
    Hortifrut SA.....................................................      2,712       9,143
    Inversiones Aguas Metropolitanas SA..............................    251,240     390,372
    Inversiones La Construccion SA...................................     14,953     278,204
    Itau CorpBanca................................................... 38,077,182     382,725
    Itau CorpBanca, ADR..............................................        900      13,662
    Latam Airlines Group SA, Sponsored ADR...........................     31,409     366,229
    Latam Airlines Group SA..........................................     25,759     307,213
    Masisa SA........................................................    799,803      51,044
    Multiexport Foods SA.............................................    147,225      90,406
    Parque Arauco SA.................................................    135,936     373,238
    PAZ Corp. SA.....................................................     29,524      47,278
    Ripley Corp. SA..................................................    281,841     251,341
    SACI Falabella...................................................     31,001     249,042
    Salfacorp SA.....................................................    149,065     239,708
    Sigdo Koppers SA.................................................      7,298      12,743
*   SMU SA...........................................................    125,062      35,170
    Sociedad Matriz SAAM SA..........................................  1,338,265     128,687
#   Sociedad Quimica y Minera de Chile SA, Sponsored ADR.............      3,935     167,867
    SONDA SA.........................................................    247,162     427,907
    Vina Concha y Toro SA............................................     92,063     190,805
                                                                                 -----------
TOTAL CHILE..........................................................             10,912,199
                                                                                 -----------
CHINA -- (7.7%)
*   21Vianet Group, Inc., ADR........................................     23,417     210,285
    361 Degrees International, Ltd...................................    302,000      65,484
#   3SBio, Inc.......................................................    241,000     403,722
#*  500.com, Ltd., ADR, Class A......................................      1,995      29,686
*   51job, Inc., ADR.................................................      2,100     146,244
*   58.com, Inc., ADR................................................      5,909     374,631
*   A8 New Media Group, Ltd..........................................    292,000      10,259
    AAC Technologies Holdings, Inc...................................    265,000   1,663,234

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
    Agile Group Holdings, Ltd............................ 1,090,000 $1,448,519
    Agricultural Bank of China, Ltd., Class H............ 2,315,000  1,096,042
    Air China, Ltd., Class H.............................   424,000    424,484
    Ajisen China Holdings, Ltd...........................   255,000     72,719
    AKM Industrial Co., Ltd..............................   100,000     15,518
*   Alibaba Group Holding, Ltd., Sponsored ADR...........    44,264  7,458,041
*   Alibaba Health Information Technology, Ltd...........    44,000     40,542
*   Alibaba Pictures Group, Ltd.......................... 3,450,000    599,604
*   Aluminum Corp. of China, Ltd., ADR...................     2,000     18,560
*   Aluminum Corp. of China, Ltd., Class H............... 1,874,000    691,963
    AMVIG Holdings, Ltd..................................    54,000     12,318
    Angang Steel Co., Ltd., Class H......................   506,000    380,636
    Anhui Conch Cement Co., Ltd., Class H................   326,500  1,780,514
    Anhui Expressway Co., Ltd., Class H..................   138,000     88,100
    ANTA Sports Products, Ltd............................   197,000  1,019,073
*   Anton Oilfield Services Group........................   980,000    114,310
*   Aowei Holdings, Ltd..................................   114,000     27,245
    Asia Cement China Holdings Corp......................   255,500    184,834
*   Asia Television Holdings, Ltd........................   618,000     19,730
#   Ausnutria Dairy Corp., Ltd...........................   234,000    268,999
#*  AVIC International Holding HK, Ltd................... 1,270,866     33,374
    AVIC International Holdings, Ltd., Class H...........   160,000     84,463
    AviChina Industry & Technology Co., Ltd., Class H.... 1,592,000  1,062,103
    BAIC Motor Corp., Ltd., Class H...................... 1,219,500    795,812
*   Baidu, Inc., Sponsored ADR...........................     6,461  1,115,362
    BAIOO Family Interactive, Ltd........................     6,000        325
    Bank of China, Ltd., Class H......................... 6,595,000  3,066,290
    Bank of Chongqing Co., Ltd., Class H.................   235,000    141,979
    Bank of Communications Co., Ltd., Class H............   791,000    672,395
#*  Bank of Zhengzhou Co., Ltd., Class H.................    92,000     39,267
*   Baoye Group Co., Ltd., Class H.......................    78,000     44,027
#*  Baozun, Inc., Sponsored ADR..........................     3,569    127,770
    BBI Life Sciences Corp...............................    27,000      7,606
#   BBMG Corp., Class H.................................. 1,326,000    454,888
    Beijing Capital International Airport Co., Ltd.,
      Class H............................................   598,000    560,927
    Beijing Capital Land, Ltd., Class H..................   418,000    174,397
*   Beijing Enterprises Clean Energy Group, Ltd.......... 9,445,714    145,959
    Beijing Enterprises Holdings, Ltd....................   110,500    628,163
#*  Beijing Enterprises Medical & Health Group, Ltd...... 1,836,000     56,525
    Beijing Enterprises Water Group, Ltd................. 1,318,000    763,180
#*  Beijing Gas Blue Sky Holdings, Ltd...................   984,000     31,045
    Beijing Jingneng Clean Energy Co., Ltd., Class H.....   466,000    101,774
    Beijing North Star Co., Ltd., Class H................   312,000     91,723
*   Beijing Properties Holdings, Ltd.....................   670,000     22,187
#   Beijing Urban Construction Design & Development
      Group Co., Ltd.,...................................
    Class H..............................................    72,000     28,570
#   Best Pacific International Holdings, Ltd.............   180,000     43,418
    BII Railway Transportation Technology Holdings Co.,
      Ltd................................................   104,000      7,985
*   Bitauto Holdings, Ltd., ADR..........................     9,140    177,499
    Bosideng International Holdings, Ltd................. 1,254,000    239,917
#*  Boyaa Interactive International, Ltd.................   168,000     33,866
    Brilliance China Automotive Holdings, Ltd............ 1,350,000  1,278,221
#   BYD Co., Ltd., Class H...............................   151,500    896,662
    BYD Electronic International Co., Ltd................   504,500    625,093
#   C C Land Holdings, Ltd...............................   712,499    164,838
#*  C.banner International Holdings, Ltd.................   233,000     12,838
    Cabbeen Fashion, Ltd.................................   101,000     25,519
#   Canvest Environmental Protection Group Co., Ltd......   166,000     86,547
*   Capital Environment Holdings, Ltd.................... 1,420,000     32,180

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                             SHARES    VALUE>>
                                                                           ---------- ----------
CHINA -- (Continued)
*   CAR, Inc..............................................................    505,000 $  420,829
#*  Carnival Group International Holdings, Ltd............................  3,400,000     50,655
    Carrianna Group Holdings Co., Ltd.....................................    214,000     24,317
    Central China Real Estate, Ltd........................................    302,000    130,435
#   Central China Securities Co., Ltd., Class H...........................    196,000     45,131
*   Century Sunshine Group Holdings, Ltd..................................    235,000      5,888
*   CGN Meiya Power Holdings Co., Ltd.....................................    866,000    121,280
    CGN Power Co., Ltd., Class H..........................................    389,000    101,796
    Changshouhua Food Co., Ltd............................................     30,000     12,708
    Changyou.com, Ltd., ADR...............................................      3,438     69,619
#   Chaowei Power Holdings, Ltd...........................................    372,000    143,820
*   Cheetah Mobile, Inc., ADR.............................................      8,167     55,291
#*  Chiho Environmental Group, Ltd........................................     92,000     17,600
    China Aerospace International Holdings, Ltd...........................    876,000     61,566
    China Agri-Industries Holdings, Ltd...................................  1,011,000    359,950
    China Aircraft Leasing Group Holdings, Ltd............................     63,500     68,241
    China All Access Holdings, Ltd........................................    370,000     17,050
*   China Animal Healthcare, Ltd..........................................     42,000        587
    China Animation Characters Co., Ltd...................................    173,000     56,148
#   China Aoyuan Group, Ltd...............................................    702,000    538,190
*   China Beidahuang Industry Group Holdings, Ltd.........................    440,000      8,000
    China BlueChemical, Ltd., Class H.....................................    730,000    237,999
#*  China Chengtong Development Group, Ltd................................    326,000      7,505
    China Cinda Asset Management Co., Ltd., Class H.......................  1,401,000    362,530
    China CITIC Bank Corp., Ltd., Class H.................................  1,072,000    698,402
    China Coal Energy Co., Ltd., Class H..................................    615,000    259,789
    China Communications Construction Co., Ltd., Class H..................    733,000    735,514
    China Communications Services Corp., Ltd., Class H....................    734,000    689,093
    China Conch Venture Holdings, Ltd.....................................    375,500  1,255,813
    China Construction Bank Corp., Class H................................ 10,696,000  9,634,969
    China Datang Corp. Renewable Power Co., Ltd., Class H.................    865,000    106,200
#*  China Daye Non-Ferrous Metals Mining, Ltd.............................  1,212,000      8,910
    China Distance Education Holdings, Ltd., ADR..........................      6,386     44,957
    China Dongxiang Group Co., Ltd........................................  1,499,000    227,857
#*  China Dynamics Holdings, Ltd..........................................  1,210,000     15,412
    China Eastern Airlines Corp., Ltd., Class H...........................    650,000    400,329
    China Electronics Huada Technology Co., Ltd...........................    152,000     13,234
    China Electronics Optics Valley Union Holding Co., Ltd................    824,000     52,129
#*  China Energine International Holdings, Ltd............................    300,000      7,316
    China Energy Engineering Corp., Ltd., Class H.........................    596,000     72,287
    China Everbright Bank Co., Ltd., Class H..............................    439,000    211,920
    China Everbright International, Ltd...................................    361,111    364,659
    China Everbright Water, Ltd...........................................     52,000     14,162
    China Everbright, Ltd.................................................    402,000    758,605
#   China Evergrande Group................................................  1,120,000  3,532,655
*   China Fiber Optic Network System Group, Ltd...........................    310,000     11,061
    China Financial Services Holdings, Ltd................................    392,000     26,845
#   China Foods, Ltd......................................................    576,000    233,428
#   China Galaxy Securities Co., Ltd., Class H............................    868,000    450,457
    China Gas Holdings, Ltd...............................................    428,000  1,366,180
*   China Glass Holdings, Ltd.............................................    202,000     13,708
*   China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A.....    484,000    258,418
*   China Greenfresh Group Co., Ltd.......................................    196,000     24,971
#   China Greenland Broad Greenstate Group Co., Ltd.......................    160,000     10,985
    China Hanking Holdings, Ltd...........................................    274,000     35,393
#   China Harmony New Energy Auto Holding, Ltd............................    462,500    180,038
#   China High Speed Transmission Equipment Group Co., Ltd................    167,000    172,600
    China Hongqiao Group, Ltd.............................................    501,000    320,229
    China Huarong Asset Management Co., Ltd., Class H.....................  5,528,000  1,125,605

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
*   China Huishan Dairy Holdings Co., Ltd................   188,002 $   10,062
*   China Huiyuan Juice Group, Ltd.......................   385,000     18,585
    China International Capital Corp., Ltd., Class H.....   200,400    401,801
    China International Marine Containers Group Co.,
      Ltd., Class H......................................   171,500    183,781
    China Jinmao Holdings Group, Ltd..................... 2,282,000  1,158,382
    China Lesso Group Holdings, Ltd......................   742,000    415,404
    China Life Insurance Co., Ltd., ADR..................     7,800     96,174
    China Life Insurance Co., Ltd., Class H..............   167,000    414,697
    China Lilang, Ltd....................................   281,000    248,851
*   China Logistics Property Holdings Co., Ltd...........   168,000     46,936
    China Longyuan Power Group Corp., Ltd., Class H......   728,000    544,983
*   China LotSynergy Holdings, Ltd....................... 1,420,000     14,211
    China Machinery Engineering Corp., Class H...........   334,000    164,579
    China Maple Leaf Educational Systems, Ltd............    74,000     31,953
    China Medical System Holdings, Ltd...................   746,000    776,370
    China Meidong Auto Holdings, Ltd.....................   318,000    121,457
    China Mengniu Dairy Co., Ltd.........................    54,000    167,258
    China Merchants Bank Co., Ltd., Class H..............   367,000  1,618,012
    China Merchants Land, Ltd............................   818,000    135,015
#   China Merchants Port Holdings Co., Ltd...............   326,675    647,777
#   China Merchants Securities Co., Ltd., Class H........    39,400     54,074
*   China Metal Resources Utilization, Ltd...............   148,000     82,143
    China Minsheng Banking Corp., Ltd., Class H..........   748,900    573,721
#*  China Minsheng Financial Holding Corp., Ltd.......... 2,070,000     50,985
    China Mobile, Ltd....................................   813,000  8,550,593
    China Mobile, Ltd., Sponsored ADR....................    39,357  2,065,062
*   China Modern Dairy Holdings, Ltd.....................   647,000     78,302
    China Molybdenum Co., Ltd., Class H..................   954,000    388,657
    China National Building Material Co., Ltd., Class H.. 2,618,350  2,089,440
    China New Town Development Co., Ltd..................   612,500     14,727
    China NT Pharma Group Co., Ltd.......................   285,000     26,254
*   China Nuclear Energy Technology Corp., Ltd...........    60,000      4,973
#*  China Oceanwide Holdings, Ltd........................ 1,074,000     50,065
    China Oil & Gas Group, Ltd........................... 2,268,000    153,797
    China Oilfield Services, Ltd., Class H...............   302,000    299,265
    China Oriental Group Co., Ltd........................   890,000    602,142
    China Overseas Grand Oceans Group, Ltd...............   661,000    255,756
    China Overseas Land & Investment, Ltd................ 1,170,000  4,413,393
    China Overseas Property Holdings, Ltd................   950,000    330,166
    China Pacific Insurance Group Co., Ltd., Class H.....   292,400  1,029,664
    China Petroleum & Chemical Corp., ADR................     2,000    166,900
    China Petroleum & Chemical Corp., Class H............ 5,282,000  4,416,778
*   China Pioneer Pharma Holdings, Ltd...................   237,000     30,863
#   China Power Clean Energy Development Co., Ltd........   100,000     35,284
    China Power International Development, Ltd........... 1,059,999    273,530
*   China Properties Group, Ltd..........................    81,000     11,754
    China Railway Construction Corp., Ltd., Class H......   723,500  1,004,716
    China Railway Group, Ltd., Class H...................   472,000    442,026
    China Railway Signal & Communication Corp., Ltd.,
      Class H............................................   325,000    257,911
    China Reinsurance Group Corp., Class H............... 1,136,000    256,711
    China Resources Beer Holdings Co., Ltd...............   275,807    969,393
    China Resources Cement Holdings, Ltd................. 1,088,000  1,104,998
    China Resources Gas Group, Ltd.......................   400,000  1,574,043
    China Resources Land, Ltd............................   726,000  2,832,681
    China Resources Medical Holdings Co., Ltd............   296,000    207,181
    China Resources Pharmaceutical Group, Ltd............   412,500    588,253
    China Resources Power Holdings Co., Ltd..............   264,690    530,527
*   China Ruifeng Renewable Energy Holdings, Ltd.........   252,000     16,391
    China Sanjiang Fine Chemicals Co., Ltd...............   461,000    109,641

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                       SHARES    VALUE>>
                                                                      --------- ----------
CHINA -- (Continued)
    China SCE Group Holdings, Ltd.................................... 1,173,000 $  484,572
#*  China Shengmu Organic Milk, Ltd..................................   870,000     38,347
    China Shenhua Energy Co., Ltd., Class H..........................   717,500  1,826,088
    China Shineway Pharmaceutical Group, Ltd.........................   140,000    164,227
*   China Silver Group, Ltd..........................................   602,000     59,394
#   China Singyes Solar Technologies Holdings, Ltd...................   271,000     35,348
    China South City Holdings, Ltd................................... 1,566,000    236,478
    China Southern Airlines Co., Ltd., Sponsored ADR.................     2,392     85,801
#   China Southern Airlines Co., Ltd., Class H.......................   850,000    609,109
    China Starch Holdings, Ltd....................................... 1,200,000     28,381
    China State Construction International Holdings, Ltd.............   554,500    528,647
    China Sunshine Paper Holdings Co., Ltd...........................   166,000     29,554
    China Suntien Green Energy Corp., Ltd., Class H..................   593,000    161,739
    China Taiping Insurance Holdings Co., Ltd........................   648,600  1,790,479
    China Telecom Corp., Ltd., ADR...................................     1,739     94,897
    China Telecom Corp., Ltd., Class H...............................   666,000    361,585
    China Tian Lun Gas Holdings, Ltd.................................    73,500     73,820
*   China Tianrui Group Cement Co., Ltd..............................    13,000     11,017
    China Traditional Chinese Medicine Holdings Co., Ltd.............   614,000    400,773
    China Travel International Investment Hong Kong, Ltd.............   940,000    272,221
    China Unicom Hong Kong, Ltd...................................... 2,130,000  2,439,867
    China Unicom Hong Kong, Ltd., ADR................................    32,502    374,748
    China Vanke Co., Ltd., Class H...................................   333,800  1,353,590
    China Vast Industrial Urban Development Co., Ltd.................   191,000     78,729
#   China Water Affairs Group, Ltd...................................   260,000    276,556
*   China Water Industry Group, Ltd..................................   204,000     36,949
    China Wood Optimization Holding, Ltd.............................    56,000     14,484
    China XLX Fertiliser, Ltd........................................   218,000     78,672
    China Yuhua Education Corp., Ltd.................................   110,000     44,502
#*  China Yurun Food Group, Ltd......................................   400,000     56,318
    China ZhengTong Auto Services Holdings, Ltd......................   672,500    357,129
    China Zhongwang Holdings, Ltd....................................   654,000    328,862
    Chinasoft International, Ltd.....................................   536,000    264,870
    Chongqing Machinery & Electric Co., Ltd., Class H................   482,000     35,665
    Chongqing Rural Commercial Bank Co., Ltd., Class H............... 1,273,000    739,482
    Chu Kong Shipping Enterprise Group Co., Ltd......................   160,000     36,374
    CIFI Holdings Group Co., Ltd..................................... 2,274,000  1,504,615
    CIMC Enric Holdings, Ltd.........................................   150,000    130,690
*   CIMC-TianDa Holdings Co., Ltd....................................   480,000     14,441
*   CITIC Dameng Holdings, Ltd.......................................   460,000     24,097
    CITIC Resources Holdings, Ltd.................................... 1,726,000    152,604
    CITIC Securities Co., Ltd., Class H..............................   254,000    519,986
    CITIC, Ltd.......................................................   434,000    657,451
    Citychamp Watch & Jewellery Group, Ltd........................... 1,018,000    214,220
    Clear Media, Ltd.................................................    25,000     23,678
    CNOOC, Ltd....................................................... 1,896,000  3,169,011
    CNOOC, Ltd., Sponsored ADR.......................................     8,898  1,488,546
*   COFCO Meat Holdings, Ltd.........................................   412,000     80,807
*   Cogobuy Group....................................................   206,000     76,514
#   Colour Life Services Group Co., Ltd..............................   247,000    139,499
#*  Comba Telecom Systems Holdings, Ltd..............................   675,983    155,963
    Concord New Energy Group, Ltd.................................... 2,250,000     94,867
#   Consun Pharmaceutical Group, Ltd.................................   231,000    174,186
*   Coolpad Group, Ltd............................................... 1,152,600     94,283
*   COSCO SHIPPING Development Co., Ltd., Class H.................... 1,204,000    138,910
    COSCO SHIPPING Energy Transportation Co., Ltd., Class H..........   494,000    280,936
*   COSCO SHIPPING Holdings Co., Ltd., Class H.......................   861,000    349,231
#   COSCO SHIPPING International Hong Kong Co., Ltd..................   210,000     74,075
    COSCO SHIPPING Ports, Ltd........................................   673,830    703,328

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
*   Coslight Technology International Group Co., Ltd.....    46,000 $   17,945
#   Cosmo Lady China Holdings Co., Ltd...................   196,000     68,714
    Country Garden Holdings Co., Ltd..................... 2,033,000  2,889,895
*   Country Garden Services Holdings Co., Ltd............   209,712    324,865
    CP Pokphand Co., Ltd................................. 3,320,000    267,184
#   CPMC Holdings, Ltd...................................   178,000     85,029
    CRCC High-Tech Equipment Corp., Ltd., Class H........   221,000     56,954
    CRRC Corp., Ltd., Class H............................   262,000    263,984
    CSC Financial Co., Ltd., Class H.....................   138,000    101,973
*   CSMall Group, Ltd....................................   218,533     30,977
    CSPC Pharmaceutical Group, Ltd....................... 1,608,000  2,774,108
*   CSSC Offshore and Marine Engineering Group Co.,
      Ltd., Class H......................................    54,000     42,622
    CT Environmental Group, Ltd.......................... 1,228,000     60,456
*   Ctrip.com International, Ltd., ADR...................    50,833  1,692,739
*   CWT International, Ltd............................... 1,480,000     25,321
    Da Ming International Holdings, Ltd..................    36,000      9,229
    Dah Chong Hong Holdings, Ltd.........................   359,000    132,406
    Dali Foods Group Co., Ltd............................   690,000    470,710
    Dalian Port PDA Co., Ltd., Class H...................   357,000     47,394
*   Daphne International Holdings, Ltd...................   304,000      9,643
    Datang International Power Generation Co., Ltd.,
      Class H............................................   458,000    119,530
    Dawnrays Pharmaceutical Holdings, Ltd................   370,000     74,164
#*  Differ Group Holding Co., Ltd........................ 1,132,000     70,685
*   Digital China Holdings, Ltd..........................   305,000    147,096
*   Dongfang Electric Corp., Ltd., Class H...............   108,800     81,327
    Dongfeng Motor Group Co., Ltd., Class H..............   774,000    811,414
#   Dongjiang Environmental Co., Ltd., Class H...........   104,400    109,672
    Dongyue Group, Ltd...................................   894,000    573,613
#*  Dynagreen Environmental Protection Group Co., Ltd.,
      Class H............................................    88,000     42,662
    E-Commodities Holdings, Ltd..........................   948,000     49,698
#*  eHi Car Services, Ltd., Sponsored ADR................     2,632     27,610
    ENN Energy Holdings, Ltd.............................   110,000  1,053,542
    Essex Bio-technology, Ltd............................   122,000     80,157
    EVA Precision Industrial Holdings, Ltd...............   414,000     39,682
    Everbright Securities Co., Ltd., Class H.............    60,200     53,853
*   EverChina International Holdings Co., Ltd............   335,000     10,539
    Fantasia Holdings Group Co., Ltd.....................   753,000    109,880
    Far East Horizon, Ltd................................ 1,018,000  1,052,330
*   FDG Electric Vehicles, Ltd........................... 1,425,000     10,037
#*  First Tractor Co., Ltd., Class H.....................   156,000     38,136
*   Forgame Holdings, Ltd................................    13,800      7,024
    Fosun International, Ltd.............................   450,572    676,068
#   Fu Shou Yuan International Group, Ltd................   399,000    327,177
    Fufeng Group, Ltd....................................   815,000    362,548
#*  Fuguiniao Co., Ltd., Class H.........................    37,999      3,523
#   Fullshare Holdings, Ltd.............................. 1,445,000    328,279
    Future Land Development Holdings, Ltd................ 1,412,000  1,196,485
    Fuyao Glass Industry Group Co., Ltd., Class H........   234,000    816,098
#*  GCL New Energy Holdings, Ltd......................... 3,800,000    157,424
#*  GCL-Poly Energy Holdings, Ltd........................ 8,030,000    637,435
    Geely Automobile Holdings, Ltd.......................   930,000  1,582,300
    Gemdale Properties & Investment Corp., Ltd........... 1,916,000    201,345
    Genertec Universal Medical Group Co., Ltd............   474,000    382,764
    GF Securities Co., Ltd., Class H.....................   164,400    236,156
*   Glorious Property Holdings, Ltd...................... 1,282,000     61,928
#   Golden Eagle Retail Group, Ltd.......................   273,000    289,070
    Golden Meditech Holdings, Ltd........................    96,000      9,820
    Golden Throat Holdings Group Co., Ltd................    79,000     11,828
    Goldpac Group, Ltd...................................    58,000     14,856

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                       SHARES    VALUE>>
                                                                      --------- ----------
CHINA -- (Continued)
#*  GOME Retail Holdings, Ltd........................................ 4,360,000 $  379,504
#   Grand Baoxin Auto Group, Ltd.....................................   386,164    119,047
#   Great Wall Motor Co., Ltd., Class H.............................. 1,644,500  1,119,553
    Greatview Aseptic Packaging Co., Ltd.............................   481,000    305,715
    Greenland Hong Kong Holdings, Ltd................................   549,000    160,392
    Greentown China Holdings, Ltd....................................   377,500    337,644
    Greentown Service Group Co., Ltd.................................   504,000    461,255
    Guangdong Investment, Ltd........................................   120,000    229,161
*   Guangdong Land Holdings, Ltd.....................................   136,000     32,966
    Guangdong Yueyun Transportation Co., Ltd., Class H...............   109,000     40,758
    Guangshen Railway Co., Ltd., Sponsored ADR.......................       600     12,408
    Guangshen Railway Co., Ltd., Class H.............................   438,000    182,238
#   Guangzhou Automobile Group Co., Ltd., Class H....................   387,200    420,532
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H..    18,000     69,617
    Guangzhou R&F Properties Co., Ltd., Class H......................   740,800  1,477,846
*   Guolian Securities Co., Ltd., Class H............................   130,000     32,065
#   Guorui Properties, Ltd...........................................   556,000    102,093
    Guotai Junan Securities Co., Ltd., Class H.......................    15,800     33,812
*   Haichang Ocean Park Holdings, Ltd................................   229,000     47,096
    Haier Electronics Group Co., Ltd.................................   365,000  1,048,581
#*  Hailiang Education Group, Inc., ADR..............................     2,766     95,427
    Haitian International Holdings, Ltd..............................   432,000    995,139
    Haitong Securities Co., Ltd., Class H............................   388,400    439,622
*   Hanergy Thin Film Power Group, Ltd...............................   190,000    121,063
    Harbin Bank Co., Ltd., Class H...................................   359,000     81,182
    Harbin Electric Co., Ltd., Class H...............................   270,000    144,662
*   Harmonicare Medical Holdings, Ltd................................    99,000     22,778
#*  HC Group, Inc....................................................   186,500    109,252
*   Health and Happiness H&H International Holdings, Ltd.............   108,500    660,968
    Hengan International Group Co., Ltd..............................   249,000  1,947,914
*   Hengdeli Holdings, Ltd...........................................   720,000     31,234
*   HengTen Networks Group, Ltd...................................... 5,340,000    173,537
*   Hi Sun Technology China, Ltd.....................................   753,000    110,065
    Hilong Holding, Ltd..............................................   359,000     37,148
    Hisense Home Appliances Group Co., Ltd., Class H.................    48,000     49,174
    HKC Holdings, Ltd................................................    77,000     67,817
*   Honghua Group, Ltd............................................... 1,112,000     69,689
    Honworld Group, Ltd..............................................    59,000     24,964
    Hopefluent Group Holdings, Ltd...................................    88,000     27,610
    Hopson Development Holdings, Ltd.................................   292,000    267,796
    HOSA International, Ltd..........................................   144,000      3,991
*   Hua Han Health Industry Holdings, Ltd............................ 1,494,000     40,362
    Hua Hong Semiconductor, Ltd......................................   119,000    265,645
    Huadian Fuxin Energy Corp., Ltd., Class H........................   618,000    140,535
    Huadian Power International Corp., Ltd., Class H.................   402,000    187,166
    Huaneng Power International, Inc., Sponsored ADR.................       900     22,770
    Huaneng Power International, Inc., Class H.......................   508,000    319,300
    Huaneng Renewables Corp., Ltd., Class H.......................... 3,082,000    888,756
    Huatai Securities Co., Ltd., Class H.............................   147,200    275,585
    Huazhong In-Vehicle Holdings Co., Ltd............................   286,000     46,710
    Huazhu Group, Ltd., ADR..........................................    36,920  1,172,210
    Huishang Bank Corp., Ltd., Class H...............................   268,400    123,224
#*  Hydoo International Holding, Ltd.................................   236,000     13,730
    IMAX China Holding, Inc..........................................    95,700    244,751
    Industrial & Commercial Bank of China, Ltd., Class H............. 6,729,000  5,227,516
    Inner Mongolia Yitai Coal Co., Ltd., Class H.....................    33,600     25,526
*   JD.com, Inc., ADR................................................    20,977    521,278
#*  Jiangnan Group, Ltd..............................................   504,000     24,799
    Jiangsu Expressway Co., Ltd., Class H............................   202,000    292,447

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
    Jiangxi Copper Co., Ltd., Class H....................   359,000 $  456,409
    Jiayuan International Group, Ltd.....................   443,055    213,693
#*  Jinchuan Group International Resources Co., Ltd......   366,000     31,395
#   Jingrui Holdings, Ltd................................   262,000     71,887
#*  JinkoSolar Holding Co., Ltd., ADR....................    10,086    168,033
    Jinmao Hotel and Jinmao China Hotel Investments and
      Management, Ltd....................................    53,500     30,658
    JNBY Design, Ltd.....................................   135,500    203,029
    Joy City Property, Ltd............................... 1,450,000    166,676
    Ju Teng International Holdings, Ltd..................   328,000     87,780
#*  Jumei International Holding, Ltd., ADR...............     4,000     10,040
    Jutal Offshore Oil Services, Ltd.....................   142,000     14,705
    K Wah International Holdings, Ltd....................   499,072    275,265
    Kaisa Group Holdings, Ltd............................ 1,335,000    429,602
    Kangda International Environmental Co., Ltd..........   244,000     28,759
#   Kasen International Holdings, Ltd....................   162,000     75,914
    Kingboard Holdings, Ltd..............................   455,500  1,602,788
    Kingboard Laminates Holdings, Ltd....................   697,000    721,390
    Kingdee International Software Group Co., Ltd........   220,000    212,633
    Kingsoft Corp., Ltd..................................   313,000    599,602
#*  Kong Sun Holdings, Ltd...............................   300,000      4,547
    Koradior Holdings, Ltd...............................    78,000     91,950
#*  KuangChi Science, Ltd................................   968,000     65,661
    Kunlun Energy Co., Ltd............................... 1,904,000  2,034,097
    KWG Group Holdings, Ltd..............................   546,500    541,005
    Le Saunda Holdings, Ltd..............................    57,200      6,598
    Lee & Man Chemical Co., Ltd..........................    38,000     25,959
    Lee & Man Paper Manufacturing, Ltd...................   744,000    665,448
#   Lee's Pharmaceutical Holdings, Ltd...................    70,500     57,303
    Legend Holdings Corp., Class H.......................    72,100    188,609
#   Lenovo Group, Ltd.................................... 3,464,000  2,528,896
*   Leoch International Technology, Ltd..................   133,000      9,709
#*  Leyou Technologies Holdings, Ltd.....................   900,000    250,942
*   Li Ning Co., Ltd.....................................    77,500     95,358
*   Lianhua Supermarket Holdings Co., Ltd., Class H......   209,000     33,953
#*  Lifestyle China Group, Ltd...........................   309,500    110,211
#*  Lifetech Scientific Corp.............................   456,000     98,812
#*  Link Motion, Inc., Sponsored ADR.....................    31,632      4,868
#*  Lisi Group Holdings, Ltd.............................   538,000     61,847
    Livzon Pharmaceutical Group, Inc., Class H...........    31,670    101,955
    LK Technology Holdings, Ltd..........................   135,000     11,761
    Logan Property Holdings Co., Ltd.....................   634,000    862,840
    Longfor Group Holdings, Ltd..........................   427,500  1,332,111
#*  LongiTech Smart Energy Holding, Ltd..................    76,499      6,632
    Lonking Holdings, Ltd................................ 1,099,000    371,418
    Luye Pharma Group, Ltd...............................   640,500    478,578
#   LVGEM China Real Estate Investment Co., Ltd..........   348,000     97,252
#   Maanshan Iron & Steel Co., Ltd., Class H............. 1,090,000    523,175
    Maoye International Holdings, Ltd....................   446,000     31,925
*   Meitu, Inc...........................................   239,000     81,768
    Metallurgical Corp. of China, Ltd., Class H..........   427,000    117,104
    Min Xin Holdings, Ltd................................    40,000     27,061
*   Mingfa Group International Co., Ltd..................   299,000      2,145
    Minmetals Land, Ltd..................................   846,000    152,815
#   Minth Group, Ltd.....................................   494,000  1,728,461
*   MMG, Ltd............................................. 1,556,000    573,620
    MOBI Development Co., Ltd............................   115,000     18,823
#   Modern Land China Co., Ltd...........................   351,000     50,116
*   Momo, Inc., Sponsored ADR............................    51,854  1,577,917
#   Nan Hai Corp., Ltd................................... 7,550,000    166,072

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                       SHARES    VALUE>>
                                                                      --------- ----------
CHINA -- (Continued)
*   National Agricultural Holdings, Ltd..............................       997 $      151
*   Nature Home Holding Co., Ltd.....................................   110,000     22,327
#   NetDragon Websoft Holdings, Ltd..................................    19,500     35,544
    NetEase, Inc., ADR...............................................     9,928  2,501,161
#   New Century Healthcare Holding Co., Ltd..........................     3,000      2,460
    New China Life Insurance Co., Ltd., Class H......................   101,800    433,432
*   New Oriental Education & Technology Group, Inc., Sponsored ADR...     4,620    355,925
#*  New Provenance Everlasting Holdings, Ltd......................... 5,350,000     21,196
*   New World Department Store China, Ltd............................   182,000     42,000
    Nexteer Automotive Group, Ltd....................................   581,000    879,610
    Nine Dragons Paper Holdings, Ltd................................. 1,107,000  1,131,337
*   Noah Holdings, Ltd., ADR.........................................     3,563    167,461
#*  North Mining Shares Co., Ltd..................................... 4,700,000     19,190
    NVC Lighting Holdings, Ltd.......................................   480,000     30,463
*   O-Net Technologies Group, Ltd....................................    86,000     41,704
    Orient Securities Co., Ltd., Class H.............................   136,800     96,361
    Overseas Chinese Town Asia Holdings, Ltd.........................   120,000     38,650
#   Ozner Water International Holding, Ltd...........................   150,000     32,385
#   Pacific Online, Ltd..............................................   129,000     21,238
#*  Panda Green Energy Group, Ltd.................................... 1,632,000     83,871
    Parkson Retail Group, Ltd........................................   415,500     39,364
    PAX Global Technology, Ltd.......................................   334,000    146,478
    People's Insurance Co. Group of China, Ltd. (The), Class H.......   739,000    307,017
    PetroChina Co., Ltd., ADR........................................     1,900    122,113
    PetroChina Co., Ltd., Class H.................................... 3,834,000  2,474,519
    Phoenix Media Investment Holdings, Ltd...........................   556,000     54,035
*   Phoenix New Media, Ltd., ADR.....................................     9,125     36,226
    PICC Property & Casualty Co., Ltd., Class H...................... 1,032,000  1,068,699
#   Ping An Insurance Group Co. of China, Ltd., Class H..............   712,000  6,931,717
    Poly Culture Group Corp., Ltd., Class H..........................    37,800     49,452
    Poly Property Group Co., Ltd.....................................   872,000    309,151
    Postal Savings Bank of China Co., Ltd., Class H..................   262,000    147,442
    Pou Sheng International Holdings, Ltd............................   921,000    178,546
    Powerlong Real Estate Holdings, Ltd..............................   818,000    364,292
*   PW Medtech Group, Ltd............................................   327,000     47,913
#   Q Technology Group Co., Ltd......................................   218,000    123,249
*   Qingdao Port International Co., Ltd., Class H....................   313,000    194,983
#   Qingling Motors Co., Ltd., Class H...............................   330,000     85,066
#   Qinhuangdao Port Co., Ltd., Class H..............................   195,500     42,745
*   Qinqin Foodstuffs Group Cayman Co., Ltd..........................     8,900      2,477
    Red Star Macalline Group Corp., Ltd., Class H....................   131,880    123,442
#   Redco Group......................................................   656,000    259,214
    Regal International Airport Group Co., Ltd., Class H.............    50,000     43,001
*   Renhe Commercial Holdings Co., Ltd............................... 5,416,000    207,120
#   Renren, Inc., ADR................................................     5,178      8,751
*   REXLot Holdings, Ltd............................................. 4,800,000     12,850
    Road King Infrastructure, Ltd....................................    83,000    150,961
*   Ronshine China Holdings, Ltd.....................................   326,500    390,948
*   Royale Furniture Holdings, Ltd...................................   270,000     31,389
    Sany Heavy Equipment International Holdings Co., Ltd.............   408,000    135,769
#   Seaspan Corp.....................................................    18,977    176,486
#*  Semiconductor Manufacturing International Corp...................   710,599    671,499
*   Semiconductor Manufacturing International Corp., ADR.............    30,682    144,819
    Shandong Chenming Paper Holdings, Ltd., Class H..................   285,750    167,122
    Shandong Weigao Group Medical Polymer Co., Ltd., Class H.........   572,000    479,258
    Shandong Xinhua Pharmaceutical Co., Ltd., Class H................   116,200     58,917
#   Shanghai Electric Group Co., Ltd., Class H.......................   320,000    111,900
#   Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H...........   136,500    417,971
*   Shanghai Fudan Microelectronics Group Co., Ltd., Class H.........    78,000     78,329

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.,
      Ltd., Class H......................................    93,000 $   56,523
    Shanghai Haohai Biological Technology Co., Ltd.,
      Class H............................................     9,300     45,782
    Shanghai Industrial Holdings, Ltd....................   188,000    395,971
#   Shanghai Industrial Urban Development Group, Ltd.....   936,000    158,342
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd., Class H......................................   702,000    177,717
#   Shanghai La Chapelle Fashion Co., Ltd., Class H......    29,800     21,398
    Shanghai Pharmaceuticals Holding Co., Ltd., Class H..   203,300    433,827
*   Shanghai Prime Machinery Co., Ltd., Class H..........   320,000     46,268
#*  Shanghai Zendai Property, Ltd........................ 1,300,000     20,946
    Shengjing Bank Co., Ltd., Class H....................   128,500     56,698
    Shenguan Holdings Group, Ltd.........................   248,000     14,020
    Shenzhen Expressway Co., Ltd., Class H...............   178,000    201,981
    Shenzhen International Holdings, Ltd.................   511,439    993,514
#   Shenzhen Investment, Ltd............................. 1,458,329    508,702
    Shenzhou International Group Holdings, Ltd...........   126,000  1,483,694
    Shimao Property Holdings, Ltd........................   733,000  2,087,330
*   Shougang Concord International Enterprises Co., Ltd.. 3,384,000     92,231
    Shougang Fushan Resources Group, Ltd.................   936,000    199,127
    Shui On Land, Ltd.................................... 1,570,000    389,080
*   Shunfeng International Clean Energy, Ltd.............   566,000     37,507
    Sichuan Expressway Co., Ltd., Class H................   236,000     75,699
    Sihuan Pharmaceutical Holdings Group, Ltd............ 1,540,000    325,169
*   Silver Grant International Industries, Ltd...........   478,000     98,878
*   SINA Corp............................................       805     49,443
    Sino Biopharmaceutical, Ltd.......................... 1,977,500  1,672,844
#*  Sino Haijing Holdings, Ltd........................... 2,620,000     20,126
*   Sino Oil And Gas Holdings, Ltd.......................   445,499      7,911
#*  Sinofert Holdings, Ltd...............................   754,000     88,684
*   Sinolink Worldwide Holdings, Ltd.....................   666,000     46,978
#   SinoMedia Holding, Ltd...............................    54,000     11,390
    Sino-Ocean Group Holding, Ltd........................ 1,272,500    625,447
    Sinopec Engineering Group Co., Ltd., Class H.........   526,000    517,041
    Sinopec Kantons Holdings, Ltd........................   478,000    219,381
*   Sinopec Oilfield Service Corp., Class H, Class H.....   164,000     14,045
    Sinopec Shanghai Petrochemical Co., Ltd., Class H.... 1,710,000    812,487
    Sinopharm Group Co., Ltd., Class H...................   276,000  1,233,464
    Sinosoft Technology Group, Ltd.......................   342,400     95,394
    Sinotrans, Ltd., Class H.............................   815,000    375,226
    Sinotruk Hong Kong, Ltd..............................   489,000    905,714
    Skyfame Realty Holdings, Ltd......................... 1,586,000    259,395
    Skyworth Digital Holdings, Ltd.......................   849,989    255,292
#*  SMI Holdings Group, Ltd..............................   336,799     75,324
*   SOHO China, Ltd...................................... 1,065,500    432,223
*   Sohu.com, Ltd., ADR..................................     5,397    111,718
#*  Southern Energy Holdings Group, Ltd..................    32,000     43,337
#*  Sparkle Roll Group, Ltd..............................   648,000     32,724
    Springland International Holdings, Ltd...............   414,000     82,967
*   SPT Energy Group, Inc................................   132,000      8,288
*   SRE Group, Ltd....................................... 1,778,000     29,547
    SSY Group, Ltd....................................... 1,023,026    921,897
#*  Starrise Media Holdings, Ltd.........................   122,000     21,831
    Sun Art Retail Group, Ltd............................ 1,092,500  1,085,856
#   Sun King Power Electronics Group.....................   176,000     24,513
    Sunac China Holdings, Ltd............................   601,000  2,393,728
#   Sunny Optical Technology Group Co., Ltd..............   139,400  1,383,430
*   Sunshine 100 China Holdings, Ltd.....................   272,000     58,670
    Symphony Holdings, Ltd...............................   280,000     36,487
*   TAL Education Group, ADR.............................    24,434    758,187
    Tang Palace China Holdings, Ltd......................   222,000     33,829

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
CHINA -- (Continued)
#   Tarena International, Inc., ADR......................     6,722 $    44,096
*   Taung Gold International, Ltd........................ 3,820,000      30,257
    TCL Electronics Holdings, Ltd........................   301,666     143,517
*   Tech Pro Technology Development, Ltd................. 1,538,000       2,509
*   Technovator International, Ltd.......................   148,000      22,703
    Ten Pao Group Holdings, Ltd..........................   116,000       9,047
    Tencent Holdings, Ltd................................   225,200  10,024,684
*   Tenwow International Holdings, Ltd...................   224,000       8,135
*   Tesson Holdings, Ltd.................................    99,000      11,159
    Texhong Textile Group, Ltd...........................   195,000     261,480
#   Tian An China Investment Co., Ltd....................   148,000      81,390
    Tian Ge Interactive Holdings, Ltd....................   192,000      79,976
#   Tiangong International Co., Ltd......................   390,000      82,624
#*  Tianjin Capital Environmental Protection Group Co.,
      Ltd., Class H......................................   120,000      47,637
    Tianjin Development Holdings, Ltd....................   134,000      48,478
    Tianjin Port Development Holdings, Ltd............... 1,154,000     135,724
#   Tianneng Power International, Ltd....................   476,000     444,293
    Tianyun International Holdings, Ltd..................   138,000      20,599
*   Tibet Water Resources, Ltd...........................   288,000     105,001
    Tingyi Cayman Islands Holding Corp...................   696,000     969,284
    Tomson Group, Ltd....................................   220,196      67,186
#   Tong Ren Tang Technologies Co., Ltd., Class H........   298,000     400,924
    Tongda Group Holdings, Ltd........................... 1,940,000     263,606
    Tonly Electronics Holdings, Ltd......................    26,000      19,415
#   Top Spring International Holdings, Ltd...............    91,000      29,948
    Towngas China Co., Ltd...............................   270,732     215,758
    TPV Technology, Ltd..................................   282,000      39,204
    TravelSky Technology, Ltd., Class H..................   113,000     306,932
    Trigiant Group, Ltd..................................   222,000      34,114
*   Truly International Holdings, Ltd....................   412,000      54,441
#   Tsaker Chemical Group, Ltd...........................   108,500      21,345
    Tsingtao Brewery Co., Ltd., Class H..................    26,000     114,411
#*  Tuniu Corp., Sponsored ADR...........................     5,924      27,250
    Uni-President China Holdings, Ltd....................   628,000     559,122
#   United Energy Group, Ltd............................. 3,974,000     619,245
#*  V1 Group, Ltd........................................   846,000      27,586
    Vinda International Holdings, Ltd....................    95,000     166,543
*   Vipshop Holdings, Ltd., ADR..........................   116,245     893,924
    Wanguo International Mining Group, Ltd...............    70,000      15,654
    Want Want China Holdings, Ltd........................ 1,659,000   1,344,478
    Wasion Holdings, Ltd.................................   222,000     116,457
#*  Weibo Corp., Sponsored ADR...........................     5,275     319,981
    Weichai Power Co., Ltd., Class H..................... 1,003,000   1,353,686
    Weiqiao Textile Co., Class H.........................   124,000      44,351
    West China Cement, Ltd............................... 1,502,000     215,108
    Wisdom Education International Holdings Co., Ltd.....   282,000     115,223
    Wisdom Sports Group..................................   194,000      13,441
#   Xiabuxiabu Catering Management China Holdings Co.,
      Ltd................................................   242,500     352,281
#   Xiamen International Port Co., Ltd., Class H.........   488,000      75,347
*   Xinchen China Power Holdings, Ltd....................   176,000       9,688
    Xingda International Holdings, Ltd...................   394,797     114,857
    Xingfa Aluminium Holdings, Ltd.......................    55,000      38,128
    Xinghua Port Holdings, Ltd...........................    35,125       4,262
    Xinhua Winshare Publishing and Media Co., Ltd.,
      Class H............................................   129,000      92,993
    Xinjiang Goldwind Science & Technology Co., Ltd.,
      Class H............................................   178,780     215,333
*   Xinjiang Xinxin Mining Industry Co., Ltd., Class H...   367,000      33,852
    Xinyi Solar Holdings, Ltd............................ 2,032,274     854,843
    Xinyuan Real Estate Co., Ltd., ADR...................    16,785      80,232
    Xtep International Holdings, Ltd.....................   230,000     148,748

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
CHINA -- (Continued)
*   Xunlei, Ltd., ADR....................................     9,838 $     34,039
#   Yadea Group Holdings, Ltd............................   600,000      230,851
*   Yanchang Petroleum International, Ltd................ 1,420,000       11,636
#   Yangtze Optical Fibre and Cable Joint Stock, Ltd.
      Co., Class H.......................................    83,000      256,634
    Yanzhou Coal Mining Co., Ltd., Class H............... 1,268,000    1,165,780
#*  Yashili International Holdings, Ltd..................   337,000       57,345
#   Yeebo International Holdings, Ltd....................    76,000       10,784
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd.,
      Class H............................................    80,400      327,434
    Yida China Holdings, Ltd.............................    84,000       26,272
#   Yihai International Holding, Ltd.....................   194,000      595,247
    Yip's Chemical Holdings, Ltd.........................    84,000       26,486
#   Yirendai, Ltd., ADR..................................     9,977      111,443
#*  Youyuan International Holdings, Ltd..................   239,000       88,389
*   YuanShengTai Dairy Farm, Ltd.........................   185,000        4,211
    Yuexiu Property Co., Ltd............................. 2,952,000      573,834
    Yuexiu Transport Infrastructure, Ltd.................   210,000      162,043
    Yum China Holdings, Inc..............................    34,520    1,258,254
    Yunnan Water Investment Co., Ltd., Class H...........   126,000       35,751
    Yuzhou Properties Co., Ltd........................... 1,015,881      504,187
*   YY, Inc., ADR........................................    14,852    1,031,174
    Zhaojin Mining Industry Co., Ltd., Class H...........   300,000      314,929
    Zhejiang Expressway Co., Ltd., Class H...............   400,000      411,847
    Zhengzhou Coal Mining Machinery Group Co., Ltd.,
      Class H............................................    76,800       38,243
*   Zhong An Real Estate, Ltd............................ 1,326,000       53,379
    Zhongsheng Group Holdings, Ltd.......................   307,500      553,810
#   Zhongyu Gas Holdings, Ltd............................   189,477      198,176
    Zhou Hei Ya International Holdings Co., Ltd..........   319,500      143,911
*   Zhuguang Holdings Group Co., Ltd.....................    68,000       11,377
    Zhuhai Holdings Investment Group, Ltd................   204,000       25,349
    Zhuzhou CRRC Times Electric Co., Ltd., Class H.......    25,200      140,178
    Zijin Mining Group Co., Ltd., Class H................ 2,618,000      982,512
    Zoomlion Heavy Industry Science and Technology Co.,
      Ltd., Class H......................................   534,200      217,338
*   ZTE Corp., Class H...................................    11,960       24,250
    ZTO Express Cayman, Inc., ADR........................    24,162      413,653
                                                                    ------------
TOTAL CHINA..............................................            266,816,777
                                                                    ------------
COLOMBIA -- (0.1%)
    Almacenes Exito SA...................................    87,587      397,738
    Banco de Bogota SA...................................     4,188       80,658
    Bancolombia SA, Sponsored ADR........................     6,979      311,264
    Bancolombia SA.......................................    21,565      231,555
    Celsia SA ESP........................................   106,918      147,550
    Cementos Argos SA....................................    35,145       91,456
*   CEMEX Latam Holdings SA..............................    45,944       64,514
*   Corp. Financiera Colombiana SA.......................    18,333      112,183
    Ecopetrol SA, Sponsored ADR..........................     3,500       65,975
    Ecopetrol SA.........................................   620,580      583,605
    Grupo Argos SA.......................................    45,861      274,132
    Grupo Aval Acciones y Valores SA, ADR................    14,616      101,289
    Grupo de Inversiones Suramericana SA.................    17,516      194,510
*   Grupo Energia Bogota SA ESP..........................    61,864       38,055
    Grupo Nutresa SA.....................................    31,012      265,075
    Interconexion Electrica SA ESP.......................    67,282      301,631
    Promigas SA ESP......................................    11,599       20,919
                                                                    ------------
TOTAL COLOMBIA...........................................              3,282,109
                                                                    ------------
CZECH REPUBLIC -- (0.1%)
    CEZ A.S..............................................    36,292      916,135

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CZECH REPUBLIC -- (Continued)
    Komercni banka A.S...................................   2,164 $   87,252
    Moneta Money Bank A.S................................ 252,618    859,238
    O2 Czech Republic A.S................................   7,324     79,437
    Philip Morris CR A.S.................................      60     38,583
                                                                  ----------
TOTAL CZECH REPUBLIC.....................................          1,980,645
                                                                  ----------
DENMARK -- (1.2%)
*   ALK-Abello A.S.......................................   2,385    368,784
    Alm Brand A.S........................................  34,139    293,866
#   Ambu A.S., Class B...................................  33,020    879,666
    AP Moller - Maersk A.S., Class A.....................     340    424,462
    AP Moller - Maersk A.S., Class B.....................     580    775,684
*   Bang & Olufsen A.S...................................  12,668    186,134
    BankNordik P/F.......................................   1,133     19,005
#*  Bavarian Nordic A.S..................................  11,744    273,635
    Brodrene Hartmann A.S................................   1,589     67,740
    Carlsberg A.S., Class B..............................  13,314  1,524,241
    Chr Hansen Holding A.S...............................  16,630  1,579,282
    Coloplast A.S., Class B..............................   5,200    475,016
    Columbus A.S.........................................  29,642     60,116
*   D/S Norden A.S.......................................  11,207    156,614
    Danske Bank A.S......................................  54,192  1,004,035
    DFDS A.S.............................................  11,409    538,628
    DSV A.S..............................................  39,340  3,139,658
    FLSmidth & Co. A.S...................................  18,066    846,761
*   Genmab A.S...........................................   3,517    512,687
    GN Store Nord A.S....................................  69,024  2,975,379
    H Lundbeck A.S.......................................  25,729  1,129,756
#*  H+H International A.S., Class B......................   8,611    135,112
    IC Group A.S.........................................   2,462     16,373
    ISS A.S..............................................  69,453  1,968,352
    Jyske Bank A.S.......................................  25,569    959,173
    Matas A.S............................................  13,883    157,666
*   Nilfisk Holding A.S..................................  19,739    729,599
#*  NKT A.S..............................................  10,339    187,135
#   NNIT A.S.............................................   4,561    131,428
    Novo Nordisk A.S., Sponsored ADR.....................   5,344    251,275
    Novo Nordisk A.S., Class B...........................  78,084  3,659,491
    Novozymes A.S., Class B..............................  27,912  1,167,201
    Orsted A.S...........................................   6,106    441,235
    Pandora A.S..........................................  22,006    955,667
    Parken Sport & Entertainment A.S.....................   1,486     21,508
    Per Aarsleff Holding A.S.............................   8,021    264,641
#   Ringkjoebing Landbobank A.S..........................  12,725    681,137
    Rockwool International A.S., Class A.................     465    108,303
    Rockwool International A.S., Class B.................   2,844    762,806
    Royal Unibrew A.S....................................  32,516  2,448,887
    RTX A.S..............................................   2,815     73,780
*   Santa Fe Group A.S...................................   3,545      7,137
    Scandinavian Tobacco Group A.S., Class A.............  22,067    285,496
    Schouw & Co., A.S....................................   6,140    496,904
    SimCorp A.S..........................................  11,978    945,328
    Solar A.S., Class B..................................   1,975     83,522
    Spar Nord Bank A.S...................................  40,044    339,945
    Sydbank A.S..........................................  28,936    668,851
    Tivoli A.S...........................................     239     23,627
#*  TK Development A.S...................................  12,267      8,626
    Topdanmark A.S.......................................  26,504  1,262,766
*   TORM P.L.C...........................................   4,904     31,306

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
DENMARK -- (Continued)
#   Tryg A.S.............................................  29,821 $   760,833
    United International Enterprises.....................     421      85,929
    Vestas Wind Systems A.S..............................  51,221   4,234,093
*   Vestjysk Bank A.S....................................   6,101       2,199
#*  William Demant Holding A.S...........................  28,692     906,399
*   Zealand Pharma A.S...................................   3,393      49,220
                                                                  -----------
TOTAL DENMARK............................................          42,544,099
                                                                  -----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt S.A.E., GDR......  26,910     130,766
    Commercial International Bank Egypt S.A.E., GDR......   5,366      26,052
                                                                  -----------
TOTAL EGYPT..............................................             156,818
                                                                  -----------
FINLAND -- (1.2%)
#   Ahlstrom-Munksjo Oyj.................................   4,427      68,986
    Aktia Bank Oyj.......................................  15,026     163,412
    Alma Media Oyj.......................................   7,872      52,586
    Amer Sports Oyj......................................  51,690   2,294,408
#   Asiakastieto Group Oyj...............................   1,242      32,257
    Atria Oyj............................................   5,381      50,952
#*  BasWare Oyj..........................................     560      23,462
#   Bittium Oyj..........................................  12,067     103,583
    Cargotec Oyj, Class B................................  13,876     463,868
*   Caverion Oyj.........................................   4,401      26,981
#   Citycon Oyj.......................................... 102,500     209,630
    Cramo Oyj............................................  19,462     371,851
    Digia Oyj............................................   4,257      14,158
    Elisa Oyj............................................  40,282   1,685,300
    Finnair Oyj..........................................  35,294     296,049
    Fiskars Oyj Abp......................................   8,210     154,749
    Fortum Oyj...........................................  89,607   2,036,582
    F-Secure Oyj.........................................  22,353      66,445
    HKScan Oyj, Class A..................................  13,829      31,487
#   Huhtamaki Oyj........................................  67,985   2,240,752
    Kemira Oyj...........................................  76,521     930,708
    Kesko Oyj, Class A...................................   3,493     185,029
    Kesko Oyj, Class B...................................  21,354   1,228,766
    Kone Oyj, Class B....................................  19,362     941,440
#   Konecranes Oyj.......................................  33,448   1,158,175
    Lassila & Tikanoja Oyj...............................  19,415     340,153
    Metsa Board Oyj......................................  81,496     593,226
    Metso Oyj............................................  65,638   1,930,959
    Neste Oyj............................................  29,236   2,678,607
    Nokia Oyj............................................ 376,705   2,379,892
    Nokia Oyj............................................  66,112     415,936
    Nokian Renkaat Oyj...................................  64,321   2,139,910
    Olvi Oyj, Class A....................................   5,365     204,042
    Oriola Oyj, Class B..................................  71,422     177,731
    Orion Oyj, Class A...................................   7,045     248,521
    Orion Oyj, Class B...................................  30,176   1,066,753
    Outokumpu Oyj........................................ 126,895     548,422
*   Outotec Oyj..........................................  37,799     155,173
    Pihlajalinna Oyj.....................................     890      10,497
    Ponsse Oyj...........................................   3,929     123,408
    Raisio Oyj, Class V..................................  52,776     162,068
    Ramirent Oyj.........................................  65,606     449,787
    Raute Oyj, Class A...................................     344      10,177
    Revenio Group Oyj....................................   5,418      92,300

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
FINLAND -- (Continued)
    Sampo Oyj, Class A...................................  52,382 $ 2,399,899
    Sanoma Oyj...........................................  54,111     525,930
#*  Stockmann Oyj Abp (5462393), Class B.................  10,970      24,868
    Stora Enso Oyj, Class R.............................. 188,447   2,535,045
    Teleste Oyj..........................................     754       5,753
    Tieto Oyj............................................  18,537     531,676
#   Tikkurila Oyj........................................  21,130     318,890
    Tokmanni Group Corp..................................  31,236     304,977
    UPM-Kymmene Oyj...................................... 158,274   4,596,552
    Uponor Oyj...........................................  16,645     189,468
    Vaisala Oyj, Class A.................................   3,346      70,292
    Valmet Oyj...........................................  77,800   1,752,890
    Wartsila Oyj Abp.....................................  81,384   1,328,891
    YIT Oyj..............................................  57,120     369,354
                                                                  -----------
TOTAL FINLAND............................................          43,513,663
                                                                  -----------
FRANCE -- (5.5%)
    ABC arbitrage........................................   8,870      62,595
    Accor SA.............................................  16,217     705,293
    Actia Group..........................................   5,196      20,079
    Aeroports de Paris...................................   3,577     684,283
*   Air France-KLM....................................... 152,999   1,924,642
    Air Liquide SA.......................................  24,303   2,950,371
    Airbus SE............................................  24,010   2,767,392
    Akka Technologies....................................   5,935     372,197
    AKWEL................................................   7,562     136,205
    Albioma SA...........................................  13,187     295,606
    Alstom SA............................................  31,368   1,261,923
    Altamir..............................................   3,771      65,561
    Alten SA.............................................  12,627   1,210,093
#   Altran Technologies SA...............................  98,879     934,087
*   Amplitude Surgical SAS...............................   3,043      11,477
    Amundi SA............................................   9,903     569,789
#   Antalis International SAS............................   5,947       6,218
    APRIL SA.............................................     953      23,005
    Arkema SA............................................  35,750   3,387,220
    Assystem SA..........................................   4,086     132,675
    Atos SE..............................................  25,402   2,316,149
    Aubay................................................   3,407     121,545
    AXA SA............................................... 158,718   3,680,697
    Axway Software SA....................................   1,582      23,511
*   Baikowski SAS........................................     388       6,502
    Bastide le Confort Medical...........................   1,581      52,780
    Beneteau SA..........................................  16,134     228,658
#   Bigben Interactive...................................   3,747      43,769
    BioMerieux...........................................  12,562     886,966
    BNP Paribas SA....................................... 102,826   4,845,774
    Boiron SA............................................   3,961     218,817
    Bollore SA........................................... 148,081     610,854
    Bonduelle SCA........................................   8,513     306,531
#*  Bourbon Corp.........................................   8,281      32,234
    Bouygues SA..........................................  68,024   2,407,588
    Bureau Veritas SA....................................  50,889   1,130,547
    Burelle SA...........................................      13      14,560
    Capgemini SE.........................................  21,202   2,341,449
    Carrefour SA......................................... 250,452   4,952,903
#   Casino Guichard Perrachon SA.........................  20,964   1,031,499
*   Cegedim SA...........................................     750      21,344
*   CGG SA...............................................  74,598     140,193

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
FRANCE -- (Continued)
    Chargeurs SA.........................................   5,362 $  118,585
    Cie de Saint-Gobain.................................. 101,913  3,516,812
    Cie des Alpes........................................   4,958    137,910
    Cie Generale des Etablissements Michelin SCA.........  44,861  4,872,886
    Cie Plastic Omnium SA................................  36,230    996,324
    CNP Assurances.......................................  34,317    779,644
*   Coface SA............................................  44,839    411,815
    Credit Agricole SA...................................  91,932  1,049,994
    Danone SA, Sponsored ADR.............................     930     13,550
    Danone SA............................................  34,727  2,527,145
    Dassault Aviation SA.................................      24     35,685
    Dassault Systemes SE.................................   7,715    966,933
    Dassault Systemes SE, Sponsored ADR..................     288     36,174
    Derichebourg SA......................................  50,289    229,354
    Devoteam SA..........................................   2,054    240,361
    Edenred..............................................  53,911  2,183,224
    Eiffage SA...........................................  41,936  3,928,823
    Electricite de France SA............................. 155,164  2,568,354
#   Elior Group SA.......................................  44,697    629,178
    Elis SA..............................................  48,477    784,177
    Engie SA............................................. 152,603  2,446,427
    Eramet...............................................   6,044    421,135
    EssilorLuxottica SA..................................  18,557  2,350,784
    Esso SA Francaise....................................   1,283     50,022
*   Etablissements Maurel et Prom........................   7,093     27,963
    Eurofins Scientific SE...............................   3,258  1,309,349
    Euronext NV..........................................  19,753  1,216,816
#   Europcar Mobility Group..............................  58,878    518,188
    Eutelsat Communications SA...........................  97,976  2,077,746
    Exel Industries, Class A.............................     664     54,123
    Faurecia SA..........................................  34,459  1,507,563
    Fleury Michon SA.....................................     178      9,122
*   Fnac Darty S.A. (V7VQL46)............................   9,259    652,098
    Gaztransport Et Technigaz SA.........................   7,032    593,969
    Getlink SE........................................... 105,857  1,548,132
    GL Events............................................   7,032    141,110
    Groupe Crit..........................................   1,957    115,700
#   Groupe Open..........................................   1,509     30,199
    Guerbet..............................................   4,015    259,989
    Haulotte Group SA....................................   4,122     40,219
    Hermes International.................................   1,330    797,056
*   ID Logistics Group...................................     764    128,420
    Iliad SA.............................................   8,800  1,007,534
    Imerys SA............................................  15,262    804,125
    Ingenico Group SA....................................  27,856  1,518,369
    Interparfums SA......................................   1,662     83,216
    Ipsen SA.............................................   4,514    568,026
    IPSOS................................................  15,047    349,107
#   Jacquet Metal Service SA.............................   7,037    132,751
    JCDecaux SA..........................................  17,785    526,909
    Kaufman & Broad SA...................................  12,087    487,729
    Kering SA............................................   3,198  1,603,869
    Korian SA............................................  22,777    810,158
    Lagardere SCA........................................  75,284  1,967,057
#*  Latecoere SACA.......................................  28,250    101,084
    Laurent-Perrier......................................     280     30,183
    Le Belier............................................   1,864     72,207
    Lectra...............................................  12,530    291,940
    Legrand SA...........................................  32,475  1,924,028

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
FRANCE -- (Continued)
    Linedata Services....................................   2,487 $  100,847
    LISI.................................................  11,190    354,307
    LNA Sante SA.........................................   2,930    159,548
    L'Oreal SA...........................................   7,750  1,867,944
    LVMH Moet Hennessy Louis Vuitton SE..................  19,213  6,163,534
    Maisons du Monde SA..................................   3,763     96,970
#   Maisons France Confort SA............................   1,748     70,396
    Manitou BF SA........................................   2,358     71,833
    Manutan International................................     283     20,058
    Mersen SA............................................   6,934    226,846
*   METabolic EXplorer SA................................  13,465     23,303
    Metropole Television SA..............................  18,765    286,835
    Natixis SA........................................... 132,586    679,647
    Neopost SA...........................................  15,671    393,324
#   Nexans SA............................................  14,464    432,393
    Nexity SA............................................  20,745    968,889
#*  Nicox................................................   5,711     39,999
    NRJ Group............................................   4,833     40,705
    Oeneo SA.............................................  11,145    139,011
#*  Onxeo SA.............................................  18,073     18,769
    Orange SA, Sponsored ADR.............................   5,502     85,006
    Orange SA............................................ 390,196  6,052,093
    Orpea................................................  13,725  1,360,610
*   Parrot SA............................................   5,310     19,349
    Pernod Ricard SA.....................................   2,634    437,015
    Peugeot SA........................................... 282,821  7,114,474
#*  Pierre & Vacances SA.................................   1,511     31,538
#   Plastivaloire........................................   5,908     59,212
    PSB Industries SA....................................     388     14,244
#   Publicis Groupe SA, ADR..............................   2,568     39,290
    Publicis Groupe SA...................................  57,454  3,508,137
#   Rallye SA............................................   9,436    108,554
#*  Recylex SA...........................................   5,631     42,798
    Remy Cointreau SA....................................   2,797    324,812
    Renault SA...........................................  34,417  2,435,517
    Rexel SA............................................. 126,031  1,437,080
    Robertet SA..........................................     157     97,756
    Rothschild & Co......................................   6,076    200,981
    Rubis SCA............................................  24,542  1,464,940
    Safran SA............................................  12,530  1,646,306
    Sanofi, ADR..........................................   1,453     63,133
    Sanofi...............................................  72,266  6,281,207
    Sartorius Stedim Biotech.............................   3,199    352,611
    Savencia SA..........................................   1,894    125,619
    Schneider Electric SE................................  39,325  2,796,858
    Schneider Electric SE................................     523     37,271
    SCOR SE..............................................  44,892  1,889,044
    SEB SA...............................................   8,130  1,246,645
    Seche Environnement SA...............................     274      8,903
    SES SA............................................... 186,615  3,803,445
    Societe BIC SA.......................................  13,226  1,324,595
    Societe Generale SA..................................  68,278  2,128,874
    Societe Marseillaise du Tunnel Prado-Carenage SA.....     433      9,250
    Societe pour l'Informatique Industrielle.............   3,659     88,729
#   Sodexo SA............................................  13,207  1,374,864
*   SOITEC...............................................   5,386    413,625
*   Solocal Group........................................ 173,704     89,429
    Somfy SA.............................................   3,809    300,954
    Sopra Steria Group...................................   7,112    719,127

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
FRANCE -- (Continued)
    SPIE SA..............................................  47,646 $    717,539
*   Stallergenes Greer P.L.C.............................     937       32,541
    Stef SA..............................................   2,270      218,940
    STMicroelectronics NV................................ 123,790    1,974,951
    STMicroelectronics NV................................   5,594       88,609
    Suez.................................................  60,158      771,024
    Sword Group..........................................   1,094       39,959
    Synergie SA..........................................   5,310      164,142
#   Tarkett SA...........................................  20,496      445,704
*   Technicolor SA.......................................  66,788       74,723
    Teleperformance......................................  17,077    2,938,967
    Television Francaise 1...............................  34,570      280,253
*   Tessi SA.............................................     332       60,773
    Thales SA............................................  15,745    1,741,229
#   Thermador Groupe.....................................   1,268       72,047
    Total Gabon..........................................     171       24,349
    Total SA............................................. 252,673   13,851,817
    TOTAL SA, Sponsored ADR..............................  16,522      904,243
*   Touax SA.............................................   2,688       16,303
    Trigano SA...........................................   4,331      418,708
*   Ubisoft Entertainment SA.............................  25,742    2,284,512
    Union Financiere de France BQE SA....................   1,302       33,111
    Valeo SA.............................................  29,024      907,976
#*  Vallourec SA......................................... 140,775      252,889
*   Valneva SE...........................................   8,108       31,283
    Veolia Environnement SA, ADR.........................   1,217       25,782
    Veolia Environnement SA..............................  33,326      704,033
    Vetoquinol SA........................................     997       58,919
    Vicat SA.............................................   7,230      361,551
    Vilmorin & Cie SA....................................   2,607      169,403
    Vinci SA.............................................  32,543    2,863,471
*   Virbac SA............................................   1,379      194,101
    Vivendi SA...........................................  40,857    1,041,811
    Vranken-Pommery Monopole SA..........................     944       25,402
*   Worldline SA.........................................   9,358      501,787
    XPO Logistics Europe SADIR...........................      32       10,920
                                                                  ------------
TOTAL FRANCE.............................................          193,529,756
                                                                  ------------
GERMANY -- (5.0%)
    1&1 Drillisch AG.....................................  13,878      577,430
    7C Solarparken AG....................................   3,384       10,690
    Aareal Bank AG.......................................  26,652      861,835
    Adidas AG............................................   9,575    2,278,286
    Adler Modemaerkte AG.................................   2,072        8,063
    ADLER Real Estate AG.................................   8,869      141,981
#   ADO Properties SA....................................   6,474      388,631
*   ADVA Optical Networking SE...........................  13,427      114,742
*   AIXTRON SE...........................................  14,963      149,207
    All for One Steeb AG.................................     641       40,214
    Allgeier SE..........................................   1,536       52,671
    Allianz SE, Sponsored ADR............................  21,958      464,741
    Allianz SE...........................................  31,191    6,617,870
    Amadeus Fire AG......................................   1,663      166,049
    Aroundtown SA........................................  47,797      422,795
    Aurubis AG...........................................  14,454      791,579
    Axel Springer SE.....................................  17,830    1,091,699
    BASF SE.............................................. 138,625   10,155,338
    Basler AG............................................     476       81,290
    Bauer AG.............................................   4,203       70,369

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
GERMANY -- (Continued)
    Bayer AG, Sponsored ADR..............................   1,092 $    20,814
    Bayer AG.............................................  49,429   3,746,508
    Bayerische Motoren Werke AG..........................  76,817   6,471,860
    BayWa AG.............................................   6,052     165,322
    Bechtle AG...........................................  13,068   1,039,822
    Beiersdorf AG........................................   3,375     337,844
    Bertrandt AG.........................................   2,454     210,531
    bet-at-home.com AG...................................     325      22,177
    Bijou Brigitte AG....................................     671      30,568
    Bilfinger SE.........................................  11,959     382,306
    Borussia Dortmund GmbH & Co. KGaA....................  51,092     525,651
    Brenntag AG..........................................  45,305   2,145,085
    CANCOM SE............................................   7,470     289,976
    Carl Zeiss Meditec AG................................   4,552     413,150
    CECONOMY AG..........................................  57,033     267,906
    CENIT AG.............................................   3,726      64,643
    CENTROTEC Sustainable AG.............................   4,182      55,568
    Cewe Stiftung & Co. KGAA.............................   4,307     379,287
    comdirect bank AG....................................   3,971      45,644
*   Commerzbank AG....................................... 154,493   1,111,944
    CompuGroup Medical SE................................   8,899     443,056
    Continental AG.......................................  17,276   2,730,237
    Corestate Capital Holding SA.........................   2,054      75,279
    Covestro AG..........................................  24,692   1,364,470
    CropEnergies AG......................................  10,935      62,891
    CTS Eventim AG & Co. KGaA............................  18,088     768,708
    Daimler AG........................................... 174,048  10,310,417
    Deutsche Bank AG..................................... 292,120   2,596,747
    Deutsche Bank AG.....................................  45,969     408,205
    Deutsche Beteiligungs AG.............................   5,824     227,531
    Deutsche Boerse AG...................................  20,104   2,676,806
    Deutsche EuroShop AG.................................  13,778     428,765
    Deutsche Lufthansa AG................................ 114,289   2,885,346
    Deutsche Pfandbriefbank AG...........................  61,248     691,790
    Deutsche Post AG.....................................  69,372   2,048,978
    Deutsche Telekom AG, Sponsored ADR...................  13,453     218,006
    Deutsche Telekom AG.................................. 609,489   9,910,812
    Deutsche Wohnen SE...................................  26,253   1,311,529
    Deutz AG.............................................  96,906     690,010
*   Dialog Semiconductor P.L.C...........................  16,060     469,538
    DIC Asset AG.........................................  13,392     151,204
    Diebold Nixdorf AG...................................   2,949     196,535
    DMG Mori AG..........................................   3,732     187,531
    Dr Hoenle AG.........................................   1,186      68,773
    Draegerwerk AG & Co. KGaA............................   1,349      65,102
    Duerr AG.............................................  32,619   1,336,011
    E.ON SE.............................................. 360,877   4,011,644
    Eckert & Ziegler AG..................................   1,058     115,714
    EDAG Engineering Group AG............................   3,536      65,014
    Elmos Semiconductor AG...............................   5,952     162,771
    ElringKlinger AG.....................................  12,064     106,178
    Energiekontor AG.....................................   3,390      55,972
    Evonik Industries AG.................................  45,414   1,242,007
*   Evotec AG............................................  29,961     703,532
    Ferratum Oyj.........................................     610       6,668
    Fielmann AG..........................................   7,461     506,568
    First Sensor AG......................................   2,116      47,357
    FORTEC Elektronik AG.................................     461      10,971
    Francotyp-Postalia Holding AG, Class A...............   4,794      19,566

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
GERMANY -- (Continued)
    Fraport AG Frankfurt Airport Services Worldwide......  12,035 $  951,173
    Freenet AG...........................................  79,469  1,692,293
    Fresenius Medical Care AG & Co. KGaA.................  45,968  3,380,951
    Fresenius SE & Co. KGaA..............................  27,645  1,433,392
    Fuchs Petrolub SE....................................   9,534    418,639
    GEA Group AG.........................................  49,626  1,367,222
    Gerresheimer AG......................................  19,543  1,323,471
*   Gerry Weber International AG.........................  10,523      7,852
    Gesco AG.............................................   2,959     81,712
    GFT Technologies SE..................................  10,615     93,292
    Grammer AG...........................................     272     11,845
    Grand City Properties SA.............................  24,953    620,843
    GRENKE AG............................................   1,587    145,931
    H&R GmbH & Co. KGaA..................................   5,091     46,604
    Hamburger Hafen und Logistik AG......................  18,510    412,392
    Hannover Rueck SE....................................   9,786  1,412,449
    Hapag-Lloyd AG.......................................  10,398    262,521
    HeidelbergCement AG..................................  20,710  1,434,108
*   Heidelberger Druckmaschinen AG....................... 166,662    337,487
    Hella GmbH & Co KGaA.................................  23,205  1,055,542
    Henkel AG & Co. KGaA.................................   2,660    243,819
    Highlight Communications AG..........................   2,448     13,968
    Hochtief AG..........................................   3,713    555,343
*   HolidayCheck Group AG................................  10,948     36,341
    Hornbach Baumarkt AG.................................   2,897     63,048
    Hornbach Holding AG & Co. KGaA.......................   1,102     57,319
    Hugo Boss AG.........................................  22,532  1,615,548
    Indus Holding AG.....................................   8,206    407,118
    Infineon Technologies AG............................. 132,802  2,953,977
    Infineon Technologies AG, ADR........................   9,006    200,474
*   Innogy SE............................................  13,654    584,636
    Isra Vision AG.......................................   3,860    130,317
    IVU Traffic Technologies AG..........................   4,393     28,959
    Jenoptik AG..........................................  10,649    344,729
    K+S AG...............................................  78,413  1,527,071
    KION Group AG........................................  41,705  2,407,985
    Kloeckner & Co. SE...................................  31,651    236,560
    Koenig & Bauer AG....................................   6,842    324,774
    Krones AG............................................   3,137    262,369
    KWS Saat SE..........................................     457    144,339
    Lanxess AG...........................................  39,604  2,179,846
    LEG Immobilien AG....................................  15,856  1,862,626
    Leifheit AG..........................................   2,646     71,062
    Leoni AG.............................................  14,675    543,687
*   LPKF Laser & Electronics AG..........................   3,217     20,487
    MAN SE...............................................   1,519    157,032
*   Manz AG..............................................   1,498     41,609
*   Medigene AG..........................................   1,354     13,960
    Merck KGaA...........................................   7,068    742,133
    METRO AG.............................................  95,603  1,617,879
    MLP SE...............................................  28,026    137,852
    MTU Aero Engines AG..................................  15,622  3,368,762
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen...........................................  13,867  3,094,563
    Nemetschek SE........................................   6,817    874,915
    Nexus AG.............................................   1,568     47,605
*   Nordex SE............................................  28,602    326,247
    Norma Group SE.......................................  21,771  1,151,477
    OHB SE...............................................   2,856    107,326
    OSRAM Licht AG.......................................  27,041  1,150,644

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE>>
                                                          -------   ----------
GERMANY -- (Continued)
    Paragon GmbH & Co. KGaA..............................     760   $   16,326
    Patrizia Immobilien AG...............................  12,676      282,365
*   Petro Welt Technologies AG...........................   1,610        9,372
    Pfeiffer Vacuum Technology AG........................   3,384      474,225
    PNE AG...............................................  31,116       84,716
    Progress-Werk Oberkirch AG...........................     638       21,832
    ProSiebenSat.1 Media SE..............................  64,185    1,145,739
    PSI Software AG......................................   1,986       36,302
    Puma SE..............................................     385      214,579
    Puma SE..............................................     209      116,381
*   QIAGEN NV............................................  14,153      522,728
    QSC AG...............................................  74,594      116,382
    Rational AG..........................................     995      624,163
    Rheinmetall AG.......................................  26,853    2,789,228
    RHOEN-KLINIKUM AG....................................   6,013      156,789
    RIB Software SE......................................   4,761       69,142
*   Rocket Internet SE...................................  32,455      819,124
    RTL Group SA.........................................  13,949      762,985
    RWE AG............................................... 107,501    2,673,725
    S&T AG...............................................  11,418      260,968
#   SAF-Holland SA.......................................  20,283      253,632
    Salzgitter AG........................................  16,916      511,080
    SAP SE, Sponsored ADR................................   1,405      145,305
    SAP SE...............................................  15,011    1,552,215
    * Schaltbau Holding AG...............................   1,428       31,069
    Schloss Wachenheim AG................................     576       11,388
    Scout24 AG...........................................   6,268      294,681
    Secunet Security Networks AG.........................     306       36,507
*   Senvion SA...........................................   2,027        4,133
*   SGL Carbon SE........................................   3,031       24,917
*   Shop Apotheke Europe NV..............................     864       35,643
    SHW AG...............................................   2,751       63,292
    Siemens AG...........................................   7,922      869,818
    Siltronic AG.........................................  13,071    1,298,592
    Sixt Leasing SE......................................   6,215       96,220
    Sixt SE..............................................   7,260      660,570
    SMA Solar Technology AG..............................   2,620       66,353
*   SMT Scharf AG........................................     697       10,317
    Software AG..........................................  10,498      381,407
    Stabilus SA..........................................   7,794      486,860
    STRATEC SE...........................................     624       42,800
    Stroeer SE & Co. KGaA................................  17,865    1,000,934
    Suedzucker AG........................................  27,188      441,957
*   SUESS MicroTec SE....................................   5,426       63,734
    Surteco Group SE.....................................   3,208       91,443
    Symrise AG...........................................  16,732    1,389,776
    TAG Immobilien AG....................................  46,676    1,179,678
    Takkt AG.............................................  13,968      236,134
*   Talanx AG............................................  14,746      547,913
    Technotrans SE.......................................   3,675      121,261
*   Tele Columbus AG.....................................   8,186       23,916
    Telefonica Deutschland Holding AG.................... 157,822      553,301
    Thyssenkrupp AG......................................  49,494      879,611
    TLG Immobilien AG....................................  21,812      669,675
*   Tom Tailor Holding SE................................  13,839       33,832
    Traffic Systems SE...................................     789       15,154
    Uniper SE............................................  56,289    1,632,196
    United Internet AG...................................  55,845    2,215,719
    VERBIO Vereinigte BioEnergie AG......................  10,179       81,424

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
GERMANY -- (Continued)
    Volkswagen AG........................................     7,531 $  1,313,806
    Vonovia SE...........................................    29,959    1,505,686
    Vossloh AG...........................................     2,813      132,266
    Wacker Chemie AG.....................................     8,087      855,551
    Wacker Neuson SE.....................................    11,371      253,905
    Washtec AG...........................................     3,522      249,650
    Wirecard AG..........................................     9,460    1,568,637
    Wuestenrot & Wuerttembergische AG....................    10,676      201,321
    XING SE..............................................       851      254,878
    Zeal Network SE......................................     4,025      101,316
                                                                    ------------
TOTAL GERMANY............................................            173,416,994
                                                                    ------------
GREECE -- (0.0%)
    Aegean Airlines SA...................................     1,506       13,119
*   Alpha Bank AE........................................     1,555        1,560
*   FF Group.............................................     1,384        3,168
    Hellenic Exchanges - Athens Stock Exchange SA........     3,515       14,713
    Hellenic Petroleum SA................................     4,268       37,559
    Hellenic Telecommunications Organization SA..........     9,041      113,229
    Holding Co. ADMIE IPTO SA............................     4,356        7,864
*   Intralot SA-Integrated Lottery Systems & Services....    13,391        7,091
    JUMBO SA.............................................     4,193       68,522
    Motor Oil Hellas Corinth Refineries SA...............     2,271       56,648
    Mytilineos Holdings SA...............................     7,593       71,745
*   National Bank of Greece SA...........................       104          116
    OPAP SA..............................................     6,092       59,601
*   Piraeus Bank SA......................................        29           19
*   Public Power Corp. SA................................     4,356        6,519
    Titan Cement Co. SA..................................     2,126       47,753
                                                                    ------------
TOTAL GREECE.............................................                509,226
                                                                    ------------
HONG KONG -- (2.1%)
    Aeon Credit Service Asia Co., Ltd....................    68,000       61,570
#   Agritrade Resources, Ltd............................. 1,490,000      303,199
    AIA Group, Ltd....................................... 1,173,600   10,597,028
    Allied Properties HK, Ltd............................   608,000      138,151
    Alltronics Holdings, Ltd.............................    44,000        6,729
    APAC Resources, Ltd..................................    44,000        7,029
*   Applied Development Holdings, Ltd....................   415,000       23,550
    APT Satellite Holdings, Ltd..........................   134,750       58,484
    Asia Financial Holdings, Ltd.........................    72,000       42,296
    Asia Pacific Silk Road Investment Co., Ltd...........   400,000        3,670
    Asia Satellite Telecommunications Holdings, Ltd......     9,500        6,612
    Asia Standard International Group, Ltd...............   194,000       35,723
    Asiasec Properties, Ltd..............................    63,900       24,682
    ASM Pacific Technology, Ltd..........................   114,900    1,237,964
*   Auto Italia Holdings.................................   475,000        4,622
    Bank of East Asia, Ltd. (The)........................   188,899      637,168
*   BeijingWest Industries International, Ltd............    74,000        7,185
    BOC Aviation, Ltd....................................    81,800      695,547
    BOC Hong Kong Holdings, Ltd..........................   323,500    1,249,978
#   BOE Varitronix, Ltd..................................    89,000       23,025
*   Bonjour Holdings, Ltd................................   488,000       13,599
#   Bright Smart Securities & Commodities Group, Ltd.....   274,000       60,797
*   Brightoil Petroleum Holdings, Ltd....................   904,000      172,802
*   Burwill Holdings, Ltd................................   882,000       15,346
    Cafe de Coral Holdings, Ltd..........................   192,000      518,501
#   Camsing International Holding, Ltd...................    24,000       23,256

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
HONG KONG -- (Continued)
    Cathay Pacific Airways, Ltd..........................   180,000 $  277,099
    Century City International Holdings, Ltd.............   320,000     28,958
    CGN Mining Co., Ltd..................................   475,000     18,846
*   China Best Group Holding, Ltd........................ 1,240,000     30,968
*   China Energy Development Holdings, Ltd............... 1,658,000     20,865
    China Everbright Greentech Ltd.......................    26,000     20,643
    China Flavors & Fragrances Co., Ltd..................    84,000     21,845
#   China Goldjoy Group, Ltd.............................   480,000     23,063
*   China LNG Group, Ltd.................................   238,000     34,045
    China Motor Bus Co., Ltd.............................     2,400     29,930
    China New Higher Education Group Ltd.................    66,000     32,915
*   China Rare Earth Holdings, Ltd.......................   314,399     11,614
    China Star Entertainment, Ltd........................ 1,090,000     83,628
*   China Strategic Holdings, Ltd........................ 4,765,000     38,350
    Chinese Estates Holdings, Ltd........................   129,500    149,278
*   Chinlink International Holdings, Ltd.................   179,600     19,056
    Chinney Investments, Ltd.............................    48,000     16,015
    Chow Sang Sang Holdings International, Ltd...........   124,000    182,532
    Chow Tai Fook Jewellery Group, Ltd...................   216,800    193,620
    Chuang's China Investments, Ltd......................   440,000     27,825
    Chuang's Consortium International, Ltd...............   336,000     71,181
    CITIC Telecom International Holdings, Ltd............ 1,036,000    377,549
    CK Asset Holdings, Ltd...............................   206,200  1,735,958
    CK Hutchison Holdings, Ltd...........................   214,700  2,168,298
    CK Infrastructure Holdings, Ltd......................    76,000    613,615
#   CK Life Sciences Intl Holdings, Inc.................. 1,156,000     62,062
    CLP Holdings, Ltd....................................    64,500    751,235
*   CMMB Vision Holdings, Ltd............................   536,000      6,234
    CNQC International Holdings, Ltd.....................   342,500     75,230
#*  Common Splendor International Health Industry Group,
      Ltd................................................   388,000     28,651
    Convenience Retail Asia, Ltd.........................    68,000     30,653
*   Convoy Global Holdings, Ltd.......................... 1,758,000      7,012
*   Cosmopolitan International Holdings, Ltd.............    64,000     13,587
#   Cowell e Holdings, Inc...............................   127,000     17,744
    Crocodile Garments...................................    99,000     10,118
    Cross-Harbour Holdings, Ltd. (The)...................    11,671     16,493
    CSI Properties, Ltd.................................. 2,040,000     96,516
*   CST Group, Ltd....................................... 6,304,000     20,109
    CW Group Holdings, Ltd...............................   193,500      4,273
    Dah Sing Banking Group, Ltd..........................   194,400    380,360
    Dah Sing Financial Holdings, Ltd.....................    73,600    407,946
#   Dickson Concepts International, Ltd..................    30,500     14,774
    Dynamic Holdings, Ltd................................    12,000     12,047
    Eagle Nice International Holdings, Ltd...............   128,000     48,536
    EcoGreen International Group, Ltd....................    50,000      9,880
*   eForce Holdings, Ltd.................................   408,000      5,932
    Emperor Capital Group, Ltd........................... 1,488,000     70,416
    Emperor Entertainment Hotel, Ltd.....................   220,000     47,302
    Emperor International Holdings, Ltd..................   598,000    160,730
    Emperor Watch & Jewellery, Ltd....................... 1,330,000     38,809
    Enerchina Holdings, Ltd.............................. 1,594,198    101,869
*   ENM Holdings, Ltd....................................   360,000     39,178
#*  Esprit Holdings, Ltd.................................   798,900    166,136
    Fairwood Holdings, Ltd...............................    18,000     61,657
    Far East Consortium International, Ltd...............   643,140    287,190
*   Far East Holdings International, Ltd.................   117,000      5,525
#*  FIH Mobile, Ltd...................................... 1,316,000    143,088
    First Pacific Co., Ltd............................... 1,166,000    505,715
*   First Shanghai Investments, Ltd......................   392,000     22,641

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE>>
                                                          ---------- ----------
HONG KONG -- (Continued)
    Fountain SET Holdings, Ltd...........................    350,000 $   54,818
    Freeman Fintech Corp, Ltd............................    532,000     26,930
    Future Bright Holdings, Ltd..........................    174,000     15,631
*   Future World Financial Holdings, Ltd.................     21,796        114
    Galaxy Entertainment Group, Ltd......................    139,000    967,807
    Genting Hong Kong, Ltd...............................    188,000     35,264
    Get Nice Holdings, Ltd...............................  2,974,000    110,105
    Giordano International, Ltd..........................    818,000    411,763
#*  Global Brands Group Holding, Ltd.....................  2,374,000    119,871
#*  Gold-Finance Holdings, Ltd...........................    184,000      7,740
*   Good Resources Holdings, Ltd.........................    630,000     14,501
    Goodbaby International Holdings, Ltd.................    329,000    101,916
    Great Eagle Holdings, Ltd............................     84,214    390,228
*   Great Harvest Maeta Group Holdings, Ltd..............    117,500     28,029
*   G-Resources Group, Ltd............................... 11,061,000     84,817
    Group Sense International, Ltd.......................    390,000     14,661
    Guoco Group, Ltd.....................................      2,000     25,687
    Guotai Junan International Holdings, Ltd.............  1,430,000    251,238
    Haitong International Securities Group, Ltd..........  1,048,770    368,808
    Hang Lung Group, Ltd.................................    182,000    534,854
    Hang Lung Properties, Ltd............................    295,000    645,945
    Hang Seng Bank, Ltd..................................     44,000  1,012,303
    Hanison Construction Holdings, Ltd...................      8,757      1,608
*   Hao Tian Development Group, Ltd......................    500,500     13,426
    Henderson Land Development Co., Ltd..................    106,554    605,729
*   HJ Capital International Holdings Co., Ltd...........    120,000      1,415
#   HK Electric Investments & HK Electric Investments,
      Ltd................................................    184,000    187,720
    HKBN, Ltd............................................    247,000    381,856
    HKR International, Ltd...............................    388,960    189,835
    HKT Trust & HKT, Ltd.................................  1,028,000  1,516,057
    Hon Kwok Land Investment Co., Ltd....................     22,000     10,635
#   Hong Kong & China Gas Co., Ltd.......................    255,152    554,457
    Hong Kong Exchanges & Clearing, Ltd..................     43,249  1,353,223
    Hong Kong Ferry Holdings Co., Ltd....................     18,000     19,285
    Hong Kong International Construction Investment
      Management Group Co.,..............................
    Ltd..................................................    136,000     41,450
#*  Hong Kong Television Network, Ltd....................    114,000     40,221
    Hongkong & Shanghai Hotels, Ltd. (The)...............    200,500    283,724
    Honma Golf, Ltd......................................     53,500     54,513
    Hopewell Holdings, Ltd...............................    183,000    843,844
*   Hsin Chong Group Holdings, Ltd.......................    620,000      5,183
*   Huan Yue Interactive Holdings, Ltd...................    288,000     24,411
    Hung Hing Printing Group, Ltd........................    224,000     34,101
    Hutchison Telecommunications Hong Kong Holdings, Ltd.    900,000    356,601
    Hysan Development Co., Ltd...........................     93,000    483,958
#*  I-CABLE Communications, Ltd..........................    800,100     10,453
    IGG, Inc.............................................    257,000    390,920
#*  Imagi International Holdings, Ltd....................     90,300     21,402
    International Housewares Retail Co., Ltd.............    113,000     28,535
    IPE Group, Ltd.......................................    205,000     28,325
    IT, Ltd..............................................    364,000    197,006
#   ITC Properties Group, Ltd............................    189,927     50,867
    Jacobson Pharma Corp., Ltd...........................     54,000     10,885
    Johnson Electric Holdings, Ltd.......................    182,500    415,821
    Karrie International Holdings, Ltd...................    338,000     44,940
    Kerry Logistics Network, Ltd.........................    219,000    343,455
    Kerry Properties, Ltd................................    196,000    814,090
    Kingmaker Footwear Holdings, Ltd.....................    158,000     33,762
    Kingston Financial Group, Ltd........................    962,000    280,338

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                       SHARES    VALUE>>
                                                                      --------- ----------
HONG KONG -- (Continued)
    Kowloon Development Co., Ltd.....................................   143,000 $  162,662
    Kwoon Chung Bus Holdings, Ltd....................................    22,000     12,195
    Lai Sun Development Co., Ltd.....................................    97,880    163,400
*   Landing International Development, Ltd...........................   499,800    165,301
    Li & Fung, Ltd................................................... 2,582,000    438,840
#   Lifestyle International Holdings, Ltd............................   220,500    332,913
    Lippo China Resources, Ltd.......................................   810,000     18,577
    Lippo, Ltd.......................................................    58,000     20,361
    Liu Chong Hing Investment, Ltd...................................    72,000    110,881
    L'Occitane International SA......................................   214,750    384,665
#   Luk Fook Holdings International, Ltd.............................   155,000    450,563
    Lung Kee Bermuda Holdings........................................    74,000     32,119
    Macau Legend Development, Ltd....................................   657,000    114,288
    Man Wah Holdings, Ltd............................................   976,400    460,574
#*  Mason Group Holdings, Ltd........................................ 9,010,798    131,551
*   Master Glory Group, Ltd.......................................... 3,956,942     10,060
    Mega Expo Holdings, Ltd..........................................   110,000     56,638
#   Melco International Development, Ltd.............................   443,000  1,039,531
    Melco Resorts & Entertainment, Ltd., ADR.........................     3,081     66,488
#   MGM China Holdings, Ltd..........................................    79,600    154,556
#   Microport Scientific Corp........................................   127,000    122,178
    Midland Holdings, Ltd............................................   214,000     46,836
    Ming Fai International Holdings, Ltd.............................   139,000     18,602
#   Miramar Hotel & Investment.......................................    64,000    130,572
*   Mongolian Mining Corp............................................ 1,227,500     20,994
    MTR Corp., Ltd...................................................    33,763    188,828
    NagaCorp., Ltd...................................................   774,000    954,845
    Nameson Holdings, Ltd............................................   354,000     29,743
    Nanfang Communication Holdings, Ltd..............................    40,000     27,040
*   NEW Concepts Holdings, Ltd.......................................    32,000      5,337
*   New Times Energy Corp., Ltd......................................   572,000      7,367
    New World Development Co., Ltd................................... 1,113,808  1,756,641
*   NewOcean Energy Holdings, Ltd....................................   370,000    119,413
*   Nine Express, Ltd................................................   312,000      9,287
    NWS Holdings, Ltd................................................   267,116    610,876
    OP Financial, Ltd................................................   148,000     43,437
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd............   180,000      6,784
    Oriental Watch Holdings..........................................   210,000     53,897
    Pacific Basin Shipping, Ltd...................................... 1,710,000    339,552
    Pacific Textiles Holdings, Ltd...................................   553,000    482,302
    Paliburg Holdings, Ltd...........................................   128,000     50,794
#*  Paradise Entertainment, Ltd......................................   132,000     14,808
    PC Partner Group, Ltd............................................   122,000     48,707
    PCCW, Ltd........................................................ 2,161,000  1,286,419
    Perfect Shape Medical, Ltd.......................................    88,000     22,813
    Pico Far East Holdings, Ltd......................................   324,000    120,589
    Playmates Holdings, Ltd..........................................   260,000     34,159
    Playmates Toys, Ltd..............................................   300,000     29,080
    Polytec Asset Holdings, Ltd......................................   124,300     13,362
    Power Assets Holdings, Ltd.......................................    73,500    495,135
    Prada SpA........................................................    66,900    221,402
*   PT International Development Co., Ltd............................   264,000     14,171
    Public Financial Holdings, Ltd...................................   180,000     74,428
*   PYI Corp., Ltd...................................................   446,000      7,157
#   Qianhai Health Holdings, Ltd.....................................    12,749        425
*   Realord Group Holdings, Ltd......................................    82,000     52,458
    Regal Hotels International Holdings, Ltd.........................   144,000     92,432
*   Regent Pacific Group, Ltd........................................   750,000     30,314
#   Regina Miracle International Holdings, Ltd.......................    81,000     66,737

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WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
HONG KONG -- (Continued)
#   Sa Sa International Holdings, Ltd....................   545,487 $  208,063
    Safety Godown Co., Ltd...............................     8,000     14,714
    Samsonite International SA...........................   468,900  1,394,516
    Sands China, Ltd.....................................    84,800    406,813
    SAS Dragon Holdings, Ltd.............................    88,000     26,985
#   SEA Holdings, Ltd....................................    60,582     77,502
    Shangri-La Asia, Ltd.................................   328,000    428,308
    Shenwan Hongyuan HK, Ltd.............................   120,000     26,896
    Shun Tak Holdings, Ltd...............................   664,000    264,263
*   Silver Base Group Holdings, Ltd......................   195,000     11,022
*   Sincere Watch Hong Kong, Ltd.........................   430,000      3,997
    Singamas Container Holdings, Ltd.....................   732,000     99,482
    Sino Land Co., Ltd...................................   394,572    709,553
    SITC International Holdings Co., Ltd.................   592,000    543,547
    Sitoy Group Holdings, Ltd............................   176,000     47,094
    SJM Holdings, Ltd....................................   607,000    641,071
    SmarTone Telecommunications Holdings, Ltd............   238,500    283,157
*   SOCAM Development, Ltd...............................    26,610      6,940
#*  Solartech International Holdings, Ltd................   880,000      7,414
    Soundwill Holdings, Ltd..............................    24,500     35,140
*   South Shore Holdings, Ltd............................   124,300      5,824
    Stella International Holdings, Ltd...................   163,000    203,706
#*  Summit Ascent Holdings, Ltd..........................   256,000     31,418
    Sun Hung Kai & Co., Ltd..............................   181,000     85,717
    Sun Hung Kai Properties, Ltd.........................   128,000  2,146,886
    SUNeVision Holdings, Ltd.............................    80,000     51,160
    Swire Pacific, Ltd., Class A.........................    90,500  1,071,811
    Swire Pacific, Ltd., Class B.........................   167,500    299,352
    Swire Properties, Ltd................................    67,800    264,636
    TAI Cheung Holdings, Ltd.............................    47,000     48,762
*   Talent Property Group, Ltd........................... 1,200,000      9,015
    Tao Heung Holdings, Ltd..............................   168,000     28,725
    Techtronic Industries Co., Ltd.......................   286,500  1,672,457
    Television Broadcasts, Ltd...........................    84,900    158,721
#   Texwinca Holdings, Ltd...............................   340,000    130,022
#   TK Group Holdings, Ltd...............................    96,000     50,510
#*  TOM Group, Ltd.......................................    54,000     13,098
#*  Town Health International Medical Group, Ltd.........   274,000     24,093
    Tradelink Electronic Commerce, Ltd...................   290,000     44,834
    Transport International Holdings, Ltd................   101,011    291,013
*   Trinity, Ltd.........................................   262,000     11,407
*   TSC Group Holdings, Ltd..............................    36,000      2,142
    Tsui Wah Holdings, Ltd...............................   264,000     29,040
    United Laboratories International Holdings, Ltd.
      (The)..............................................   338,000    192,516
*   Value Convergence Holdings, Ltd......................   148,000      8,862
    Value Partners Group, Ltd............................   604,046    448,905
    Vantage International Holdings, Ltd..................    70,000      6,904
    Vedan International Holdings, Ltd....................   124,000     12,109
    Victory City International Holdings, Ltd............. 1,808,657     24,434
    Vitasoy International Holdings, Ltd..................   218,000    886,867
    VPower Group International Holdings, Ltd.............    87,000     33,472
#   VSTECS Holdings, Ltd.................................   350,000    168,250
    VTech Holdings, Ltd..................................    58,600    559,755
    Wai Kee Holdings, Ltd................................    22,000     12,026
    Wang On Group, Ltd................................... 4,680,000     58,585
    WH Group, Ltd........................................ 2,349,000  2,014,352
    Wharf Holdings, Ltd. (The)...........................   160,000    483,600
    Wharf Real Estate Investment Co., Ltd................    68,000    465,186
    Wheelock & Co., Ltd..................................   120,000    769,275

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WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
HONG KONG -- (Continued)
    Win Hanverky Holdings, Ltd...........................   114,000 $    13,626
    Winfull Group Holdings, Ltd..........................   984,000      13,595
    Wing Tai Properties, Ltd.............................    16,000      12,280
*   Wonderful Sky Financial Group Holdings, Ltd..........    94,000      12,994
    Wynn Macau, Ltd......................................   127,600     313,225
    Xinyi Glass Holdings, Ltd............................   936,000   1,140,079
    YT Realty Group, Ltd.................................    62,245      18,730
    Yue Yuen Industrial Holdings, Ltd....................   340,000   1,159,677
    Yugang International, Ltd............................ 2,122,000      49,867
                                                                    -----------
TOTAL HONG KONG..........................................            73,529,019
                                                                    -----------
HUNGARY -- (0.1%)
    Magyar Telekom Telecommunications P.L.C..............   174,917     295,580
    MOL Hungarian Oil & Gas P.L.C........................   153,397   1,840,416
    OTP Bank P.L.C.......................................    19,097     787,819
    Richter Gedeon Nyrt..................................    32,017     683,760
                                                                    -----------
TOTAL HUNGARY............................................             3,607,575
                                                                    -----------
INDIA -- (2.7%)
*   3M India, Ltd........................................       343      97,142
    Aarti Drugs, Ltd.....................................     3,945      32,539
    Aarti Industries, Ltd................................    10,133     232,055
    ABB India, Ltd.......................................     1,147      20,533
    Abbott India, Ltd....................................       863      97,755
    ACC, Ltd.............................................    11,892     237,957
    Adani Enterprises, Ltd...............................    87,517     168,014
*   Adani Gas, Ltd.......................................    87,517     113,519
*   Adani Green Energy, Ltd..............................    66,600      32,986
    Adani Ports & Special Economic Zone, Ltd.............   115,584     551,278
*   Adani Power, Ltd.....................................   468,478     307,094
*   Adani Transmissions, Ltd.............................    95,432     286,593
*   Aditya Birla Capital, Ltd............................    56,083      64,004
*   Aditya Birla Fashion and Retail, Ltd.................    49,641     146,628
    Advanced Enzyme Technologies, Ltd....................    14,719      34,482
    Aegis Logistics, Ltd.................................    25,160      67,471
    Agro Tech Foods, Ltd.................................     1,165       9,113
    Ahluwalia Contracts India, Ltd.......................     1,883       7,387
    AIA Engineering, Ltd.................................     6,681     150,485
    Ajanta Pharma, Ltd...................................    12,186     175,342
    Akzo Nobel India, Ltd................................     2,300      56,219
    Alembic Pharmaceuticals, Ltd.........................    25,708     214,566
    Alembic, Ltd.........................................    28,091      16,186
    Alkyl Amines Chemicals...............................     1,008      10,692
*   Allahabad Bank.......................................   129,230      82,447
    Allcargo Logistics, Ltd..............................    23,113      34,316
    Amara Raja Batteries, Ltd............................    20,590     217,620
    Ambuja Cements, Ltd..................................    84,545     250,023
*   Amtek Auto, Ltd......................................    25,857       1,088
    Anant Raj, Ltd.......................................    44,042      20,714
*   Andhra Bank..........................................   160,104      56,618
    Andhra Sugars, Ltd. (The)............................     1,273       5,562
*   Anveshan Heavy Engineering, Ltd......................     2,154       2,894
    Apar Industries, Ltd.................................     5,035      43,901
    APL Apollo Tubes, Ltd................................     3,758      59,503
    Apollo Hospitals Enterprise, Ltd.....................    10,349     193,126
    Apollo Tyres, Ltd....................................   108,955     314,244
*   Arvind Fashions, Ltd.................................    11,632     161,607
    Arvind, Ltd..........................................    58,162      72,262

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CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    Asahi India Glass, Ltd...............................  16,342 $   58,679
    Ashok Leyland, Ltd................................... 338,363    389,520
    Ashoka Buildcon, Ltd.................................  26,970     45,341
    Asian Paints, Ltd....................................  13,815    273,918
    Astra Microwave Products, Ltd........................   5,679      6,250
    Astral Polytechnik, Ltd..............................   6,708    108,089
    Atul, Ltd............................................   3,062    149,443
    Aurobindo Pharma, Ltd................................ 108,529  1,200,280
    Automotive Axles, Ltd................................   3,296     52,525
    Avanti Feeds, Ltd....................................  11,470     57,551
*   Avenue Supermarts, Ltd...............................   2,846     55,146
*   Axis Bank, Ltd....................................... 128,354  1,304,327
    Bajaj Auto, Ltd......................................   7,256    262,060
*   Bajaj Corp., Ltd.....................................  14,013     69,755
    Bajaj Electricals, Ltd...............................  14,112     91,274
    Bajaj Finance, Ltd...................................  11,609    422,671
    Bajaj Finserv, Ltd...................................   7,657    659,588
*   Bajaj Hindusthan Sugar, Ltd.......................... 134,537     15,170
    Bajaj Holdings & Investment, Ltd.....................   7,847    314,767
    Balaji Amines, Ltd...................................   4,219     24,831
    Balaji Telefilms, Ltd................................  11,121     14,305
    Balkrishna Industries, Ltd...........................  22,762    260,912
*   Ballarpur Industries, Ltd............................  51,334      2,602
    Balmer Lawrie & Co., Ltd.............................  10,464     27,574
*   Balrampur Chini Mills, Ltd...........................  78,988    114,089
    Banco Products India, Ltd............................   9,409     22,424
*   Bank of Baroda....................................... 110,678    176,387
*   Bank of Maharashtra..................................  67,803     14,044
    BASF India, Ltd......................................     400      7,671
    Bata India, Ltd......................................   8,574    135,441
    Bayer CropScience, Ltd...............................     518     32,072
    BEML, Ltd............................................   4,494     50,360
    Berger Paints India, Ltd.............................  33,662    150,703
*   BF Utilities, Ltd....................................   2,948      8,334
    Bhansali Engineering Polymers, Ltd...................  13,207     12,735
    Bharat Electronics, Ltd.............................. 231,421    273,471
*   Bharat Financial Inclusion, Ltd......................  15,598    207,921
    Bharat Forge, Ltd....................................  62,829    434,729
    Bharat Heavy Electricals, Ltd........................ 181,016    164,690
    Bharat Petroleum Corp., Ltd..........................  48,828    239,117
    Bharti Airtel, Ltd................................... 336,595  1,448,748
    Bharti Infratel, Ltd.................................  40,175    167,746
    Biocon, Ltd..........................................  28,703    263,630
    Birla Corp., Ltd.....................................   7,752     52,940
    Bliss Gvs Pharma, Ltd................................  16,236     35,454
    BLS International Services, Ltd......................   5,382      7,886
    Blue Dart Express, Ltd...............................   1,564     70,656
    Blue Star, Ltd.......................................   6,502     54,212
    Bodal Chemicals, Ltd.................................  20,599     31,177
    Bombay Dyeing & Manufacturing Co., Ltd...............  12,073     19,051
    Borosil Glass Works, Ltd.............................   3,116      9,290
    Bosch, Ltd...........................................     347     92,388
    Brigade Enterprises, Ltd.............................  15,445     45,767
    Britannia Industries, Ltd............................   4,254    191,391
    BSE, Ltd.............................................   2,436     20,270
    Cadila Healthcare, Ltd...............................  51,838    232,643
    Can Fin Homes, Ltd...................................  23,250     82,710
*   Canara Bank..........................................  40,496    143,365
    Capacit'e Infraprojects, Ltd.........................   5,328     15,989

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CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
    Caplin Point Laboratories, Ltd.......................   3,824 $ 19,704
    Carborundum Universal, Ltd...........................  21,129  103,550
    Care Ratings, Ltd....................................   9,089  127,043
    Castrol India, Ltd...................................  31,633   70,681
    CCL Products India, Ltd..............................  36,778  139,462
    Ceat, Ltd............................................   8,354  127,223
    Central Depository Services India, Ltd...............   4,556   13,998
    Century Plyboards India, Ltd.........................  21,503   49,335
    Century Textiles & Industries, Ltd...................  18,623  208,554
    Cera Sanitaryware, Ltd...............................   2,805   96,636
    CESC, Ltd............................................  15,790  154,560
*   CG Power and Industrial Solutions, Ltd............... 125,534   66,685
    Chambal Fertilizers & Chemicals, Ltd.................  67,533  171,410
    Chennai Petroleum Corp., Ltd.........................  13,408   46,337
    Chennai Super Kings Cricket, Ltd.....................  52,326      310
    Cholamandalam Investment and Finance Co., Ltd........  15,346  253,320
    Cipla, Ltd...........................................  59,623  433,475
    City Union Bank, Ltd.................................  73,408  196,760
    Clariant Chemicals India, Ltd........................   1,992   10,853
    Coal India, Ltd......................................  16,472   51,935
    Cochin Shipyard, Ltd.................................   3,953   20,244
*   Coffee Day Enterprises, Ltd..........................  10,998   41,398
    Colgate-Palmolive India, Ltd.........................  10,337  186,463
    Container Corp. Of India, Ltd........................  24,733  228,093
    Coromandel International, Ltd........................  43,719  277,442
*   Corp. Bank........................................... 128,005   47,179
*   Cox & Kings Financial Service, Ltd...................  13,395   12,261
    Cox & Kings, Ltd.....................................  40,185   87,477
    CRISIL, Ltd..........................................   4,498  104,466
    Crompton Greaves Consumer Electricals, Ltd........... 118,788  356,373
    Cummins India, Ltd...................................   2,779   31,210
    Cyient, Ltd..........................................   9,656   82,690
    Dabur India, Ltd.....................................  37,132  233,753
    DB Corp., Ltd........................................  12,388   30,625
*   DB Realty, Ltd.......................................  15,584    5,634
    DCB Bank, Ltd........................................  71,304  179,274
    DCM Shriram, Ltd.....................................  17,923   85,711
    Deepak Fertilisers & Petrochemicals Corp., Ltd.......  12,703   20,864
    Deepak Nitrite, Ltd..................................   7,234   22,602
    Delta Corp., Ltd.....................................  11,335   37,048
*   DEN Networks, Ltd....................................  24,796   24,978
*   Dena Bank............................................  48,612    8,587
    Dewan Housing Finance Corp., Ltd.....................  62,000  118,205
    Dhampur Sugar Mills, Ltd.............................  11,915   28,189
    Dhanuka Agritech, Ltd................................   5,959   35,481
    Dilip Buildcon, Ltd..................................  15,884   71,660
    Dish TV India, Ltd................................... 100,541   33,347
*   Dishman Carbogen Amcis, Ltd..........................  17,111   49,624
    Divi's Laboratories, Ltd.............................  18,399  391,624
    DLF, Ltd............................................. 102,853  239,070
    Dr Lal PathLabs, Ltd.................................   4,848   73,348
    Dr Reddy's Laboratories, Ltd., ADR...................   2,000   76,380
    Dr Reddy's Laboratories, Ltd.........................  11,918  455,789
    eClerx Services, Ltd.................................  10,968  166,518
    Edelweiss Financial Services, Ltd....................  88,304  191,890
    Eicher Motors, Ltd...................................     810  217,061
    EID Parry India, Ltd.................................  27,575   79,190
    EIH, Ltd.............................................  27,446   77,784
    Electrosteel Castings, Ltd...........................  26,513    7,947

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
    Elgi Equipments, Ltd.................................   6,868 $ 23,199
    Emami, Ltd...........................................  16,444   95,898
    Endurance Technologies, Ltd..........................   4,717   76,900
    Engineers India, Ltd.................................  42,236   67,303
*   Eris Lifesciences, Ltd...............................   2,384   21,232
*   Eros International Media, Ltd........................  10,037   10,900
    Escorts, Ltd.........................................  16,239  151,692
    Essel Propack, Ltd...................................  52,960   81,939
    Eveready Industries India, Ltd.......................  13,896   41,940
    Exide Industries, Ltd................................  77,373  247,544
*   FDC, Ltd.............................................   8,703   20,210
    Federal Bank, Ltd.................................... 364,883  440,874
*   Federal-Mogul Goetze India, Ltd......................   1,619   11,636
    FIEM Industries, Ltd.................................   3,985   27,623
    Finolex Cables, Ltd..................................  13,524   78,757
    Finolex Industries, Ltd..............................   8,421   60,698
    Firstsource Solutions, Ltd...........................  78,315   54,224
*   Fortis Healthcare, Ltd...............................  78,378  149,595
*   Future Enterprises, Ltd..............................  42,380   21,513
    Future Lifestyle Fashions, Ltd.......................   6,919   41,923
*   Future Retail, Ltd...................................  28,880  175,038
    Gabriel India, Ltd...................................  18,231   37,020
    GAIL India, Ltd...................................... 123,523  579,647
    Garware Technical Fibres, Ltd........................   4,218   67,116
    Gateway Distriparks, Ltd.............................  21,066   30,491
    Gati, Ltd............................................  10,050   10,479
*   Gayatri Projects, Ltd................................  19,360   46,942
    GE T&D India, Ltd....................................   6,133   25,487
    Geojit Financial Services, Ltd.......................   5,587    2,944
    GHCL, Ltd............................................  18,451   65,062
    GIC Housing Finance, Ltd.............................  10,571   35,683
    Gillette India, Ltd..................................   1,000   91,612
    GlaxoSmithKline Consumer Healthcare, Ltd.............     971  100,114
    GlaxoSmithKline Pharmaceuticals, Ltd.................   1,532   30,352
    Glenmark Pharmaceuticals, Ltd........................  58,036  533,690
*   GMR Infrastructure, Ltd.............................. 355,693   77,048
*   Godawari Power and Ispat, Ltd........................   2,578    8,413
    Godfrey Phillips India, Ltd..........................   3,599   47,072
    Godrej Agrovet, Ltd..................................   3,418   23,918
    Godrej Consumer Products, Ltd........................  24,672  246,832
    Godrej Industries, Ltd...............................   6,489   46,076
    Granules India, Ltd..................................  57,964   74,592
    Graphite India, Ltd..................................   5,384   42,955
    Grasim Industries, Ltd...............................  40,837  413,958
    Great Eastern Shipping Co., Ltd. (The)...............  15,077   64,112
    Greaves Cotton, Ltd..................................  39,512   68,503
    Greenply Industries, Ltd.............................  11,914   21,718
    Grindwell Norton, Ltd................................   4,365   33,125
    GRUH Finance, Ltd....................................  32,402   95,093
    Gujarat Alkalies & Chemicals, Ltd....................   9,787   70,265
    Gujarat Ambuja Exports, Ltd..........................  18,206   53,398
    Gujarat Fluorochemicals, Ltd.........................  10,154  123,749
    Gujarat Gas, Ltd.....................................  49,860   89,356
    Gujarat Industries Power Co., Ltd....................   5,497    5,741
    Gujarat Mineral Development Corp., Ltd...............  30,521   36,604
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd..  19,478   90,088
    Gujarat Pipavav Port, Ltd............................  62,659   74,726
    Gujarat State Petronet, Ltd..........................  79,360  198,932
    Gulf Oil Lubricants India, Ltd.......................   3,107   39,849

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
*   GVK Power & Infrastructure, Ltd...................... 219,054 $   20,341
*   Hathway Cable & Datacom, Ltd......................... 150,419     67,818
    Hatsun Agro Products, Ltd............................   4,501     41,820
    Hatsun Agro Products, Ltd............................     281      2,027
    Havells India, Ltd...................................  30,243    304,517
    HBL Power Systems, Ltd...............................  10,625      3,922
    HCL Technologies, Ltd................................  76,297  1,081,566
*   HealthCare Global Enterprises, Ltd...................   2,300      6,444
    HEG, Ltd.............................................   1,578     53,391
    HeidelbergCement India, Ltd..........................  34,643     72,375
    Heritage Foods, Ltd..................................   5,140     35,989
    Hero MotoCorp, Ltd...................................   6,754    249,762
    Hexaware Technologies, Ltd...........................  48,535    232,872
    Hikal, Ltd...........................................  22,547     48,459
    HIL, Ltd.............................................   1,370     36,873
    Himachal Futuristic Communications, Ltd..............  98,725     31,740
    Himadri Speciality Chemical, Ltd.....................  41,325     68,206
    Himatsingka Seide, Ltd...............................  16,762     47,425
    Hindalco Industries, Ltd............................. 193,234    569,718
    Hinduja Global Solutions, Ltd........................   3,563     31,432
    Hindustan Petroleum Corp., Ltd.......................  85,078    282,470
    Hindustan Unilever, Ltd..............................  22,964    567,313
    Honda SIEL Power Products, Ltd.......................     538      8,291
    Honeywell Automation India, Ltd......................      80     23,963
*   Housing Development & Infrastructure, Ltd............ 104,690     38,685
    Housing Development Finance Corp., Ltd...............  51,095  1,382,195
    HSIL, Ltd............................................   8,539     29,713
    HT Media, Ltd........................................  23,621     13,486
    Huhtamaki PPL, Ltd...................................   7,123     17,449
    I G Petrochemicals, Ltd..............................   4,172     17,749
    ICICI Bank, Ltd., Sponsored ADR......................  28,050    286,390
    ICICI Bank, Ltd...................................... 134,559    691,715
    ICICI Lombard General Insurance Co., Ltd.............   3,540     43,492
    ICICI Prudential Life Insurance Co., Ltd.............  10,623     42,906
*   IDFC First Bank, Ltd................................. 500,522    318,352
    IDFC, Ltd............................................ 342,863    192,255
*   IFB Industries, Ltd..................................     923     10,330
*   IFCI, Ltd............................................ 305,817     58,236
    IIFL Holdings, Ltd...................................  28,342    173,068
*   IL&FS Transportation Networks, Ltd...................  26,355      2,768
    India Cements, Ltd. (The)............................  62,687     74,538
    India Glycols, Ltd...................................   4,576     16,972
    Indiabulls Housing Finance, Ltd......................  87,022    813,932
    Indiabulls Integrated Services, Ltd..................     866      3,610
*   Indiabulls Real Estate, Ltd..........................  83,611     86,490
    Indiabulls Ventures, Ltd.............................  18,747     89,784
    Indiabulls Ventures, Ltd.............................   1,855      5,149
*   Indian Bank..........................................  33,366    106,027
    Indian Hotels Co., Ltd. (The)........................  86,100    172,586
    Indian Hume Pipe Co., Ltd............................   6,838     31,860
    Indian Oil Corp., Ltd................................  72,932    140,830
*   Indian Overseas Bank................................. 142,410     27,573
    Indo Count Industries, Ltd...........................  29,913     19,535
    Indoco Remedies, Ltd.................................   3,978     10,283
    Indraprastha Gas, Ltd................................  42,275    168,544
    IndusInd Bank, Ltd...................................   6,063    128,378
    INEOS Styrolution India, Ltd.........................     753      6,730
    Info Edge India, Ltd.................................     827     20,449
    Infosys, Ltd., Sponsored ADR.........................  57,600    622,080

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WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                      SHARES   VALUE>>
                                                                      ------- ----------
INDIA -- (Continued)
    Infosys, Ltd..................................................... 347,300 $3,662,065
    Ingersoll-Rand India, Ltd........................................   3,000     24,862
*   Inox Leisure, Ltd................................................  26,126     95,315
*   Inox Wind, Ltd...................................................  14,165     13,585
    Insecticides India, Ltd..........................................     959      7,906
*   Intellect Design Arena, Ltd......................................   4,799     12,214
    InterGlobe Aviation, Ltd.........................................   6,584    109,823
*   International Paper APPM, Ltd....................................   5,866     39,421
    Ipca Laboratories, Ltd...........................................  10,606    113,955
    IRB Infrastructure Developers, Ltd...............................  46,610     95,100
    ITC, Ltd......................................................... 126,516    495,600
    ITD Cementation India, Ltd.......................................  22,260     36,686
    J Kumar Infraprojects, Ltd.......................................  11,676     17,557
    Jagran Prakashan, Ltd............................................  42,069     60,999
    Jai Corp., Ltd...................................................  15,986     22,884
    Jain Irrigation Systems, Ltd..................................... 128,745    111,410
*   Jaiprakash Associates, Ltd....................................... 488,899     45,569
*   Jaiprakash Power Ventures, Ltd................................... 239,763      6,283
*   Jammu & Kashmir Bank, Ltd. (The).................................  91,753     52,750
    Jamna Auto Industries, Ltd.......................................  36,938     29,569
    Jayant Agro-Organics, Ltd........................................   3,764     10,638
    JB Chemicals & Pharmaceuticals, Ltd..............................   8,492     37,766
    JBM Auto, Ltd....................................................   2,561      9,943
*   Jet Airways India, Ltd...........................................   5,602     18,679
    Jindal Poly Films, Ltd...........................................   4,651     16,248
    Jindal Saw, Ltd..................................................  45,167     56,645
*   Jindal Stainless Hisar, Ltd......................................  17,122     18,942
*   Jindal Stainless, Ltd............................................  32,929     12,713
*   Jindal Steel & Power, Ltd........................................  91,957    175,523
    JK Cement, Ltd...................................................  10,634    106,339
    JK Lakshmi Cement, Ltd...........................................   6,414     26,707
    JK Paper, Ltd....................................................  39,899     76,522
    JK Tyre & Industries, Ltd........................................  33,904     43,361
    JM Financial, Ltd................................................ 118,794    129,773
    JMC Projects India, Ltd..........................................  13,324     17,240
    Johnson Controls-Hitachi Air Conditioning India, Ltd.............   1,702     42,725
*   JSW Energy, Ltd.................................................. 162,361    153,009
*   JSW Holdings, Ltd................................................     629     23,998
    JSW Steel, Ltd................................................... 321,170  1,246,633
    JTEKT India, Ltd.................................................  36,684     50,263
    Jubilant Foodworks, Ltd..........................................  16,510    294,545
    Jubilant Life Sciences, Ltd......................................  47,407    469,592
*   Just Dial, Ltd...................................................   9,334     63,080
    Jyothy Laboratories, Ltd.........................................  16,716     43,307
    Kajaria Ceramics, Ltd............................................  36,382    275,619
    Kalpataru Power Transmission, Ltd................................  20,554    106,206
    Kalyani Steels, Ltd..............................................   8,932     25,395
    Kansai Nerolac Paints, Ltd.......................................  17,289    107,227
    Karnataka Bank, Ltd. (The).......................................  71,896    121,537
    Karur Vysya Bank, Ltd. (The)..................................... 140,398    174,675
    Kaveri Seed Co., Ltd.............................................  11,272     94,952
    KCP, Ltd. (The)..................................................  22,107     27,292
    KEC International, Ltd...........................................  37,781    130,523
    KEI Industries, Ltd..............................................  27,752    140,573
*   Kesoram Industries, Ltd..........................................  20,163     20,174
*   Kiri Industries, Ltd.............................................   2,959     16,960
    Kirloskar Brothers, Ltd..........................................   5,025      9,907
    Kirloskar Oil Engines, Ltd.......................................   3,070      7,481
    Kitex Garments, Ltd..............................................   8,447     12,310

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WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    KNR Constructions, Ltd...............................  14,656 $   42,670
    Kolte-Patil Developers, Ltd..........................  10,366     38,451
    Kotak Mahindra Bank, Ltd.............................  15,898    281,386
*   KPIT Engineering, Ltd................................  58,305     71,897
    KPIT Technologies, Ltd...............................  58,305     93,377
    KPR Mill, Ltd........................................  11,361     84,139
    KRBL, Ltd............................................  25,487    120,215
    KSB, Ltd.............................................   1,131     11,140
    L&T Finance Holdings, Ltd............................ 175,118    324,945
    Lakshmi Machine Works, Ltd...........................     539     40,898
*   Lakshmi Vilas Bank, Ltd. (The).......................  43,396     39,834
    Larsen & Toubro Infotech, Ltd........................   4,447    110,216
    Larsen & Toubro, Ltd.................................  65,476  1,206,123
    LG Balakrishnan & Bros, Ltd..........................   1,990     11,440
    LIC Housing Finance, Ltd............................. 153,416    975,109
    Linde India, Ltd.....................................   3,102     20,748
    LT Foods, Ltd........................................  41,256     22,585
    Lumax Industries, Ltd................................   1,052     22,509
    Lupin, Ltd...........................................  48,791    601,157
    LUX Industries, Ltd..................................     822     13,786
    Magma Fincorp, Ltd...................................  43,108     59,318
    Mahanagar Gas, Ltd...................................   7,333     95,108
    Maharashtra Scooters, Ltd............................     478     21,643
    Maharashtra Seamless, Ltd............................   9,479     61,802
    Mahindra & Mahindra Financial Services, Ltd..........  70,596    404,233
    Mahindra & Mahindra, Ltd.............................  94,398    906,284
*   Mahindra CIE Automotive, Ltd.........................  25,684     85,060
    Mahindra Holidays & Resorts India, Ltd...............  23,216     67,093
    Mahindra Lifespace Developers, Ltd...................   6,764     36,899
    Maithan Alloys, Ltd..................................   3,334     16,729
    Man Infraconstruction, Ltd...........................  22,902     10,996
    Manappuram Finance, Ltd.............................. 268,325    350,189
    Mangalam Cement, Ltd.................................   1,575      4,744
    Mangalore Refinery & Petrochemicals, Ltd.............  40,362     38,666
    Marico, Ltd..........................................  54,062    280,051
    Marksans Pharma, Ltd.................................  74,161     26,759
    Maruti Suzuki India, Ltd.............................   5,541    518,417
    Mastek, Ltd..........................................   2,974     17,225
*   Max Financial Services, Ltd..........................  56,547    318,705
*   Max India, Ltd.......................................  39,284     47,364
    Mayur Uniquoters, Ltd................................   8,640     45,296
    McLeod Russel India, Ltd.............................  21,709     29,618
    Meghmani Organics, Ltd...............................  33,015     25,500
    Merck, Ltd...........................................   1,041     48,433
    Minda Corp., Ltd.....................................  38,547     76,601
    Minda Industries, Ltd................................  27,183    106,547
    Mindtree, Ltd........................................  63,482    799,886
    Mirza International, Ltd.............................  11,205     11,614
    MM Forgings, Ltd.....................................   2,351     16,848
    MOIL, Ltd............................................  27,997     63,546
*   Morepen Laboratories, Ltd............................  25,505      7,220
    Motherson Sumi Systems, Ltd.......................... 128,124    253,990
    Motilal Oswal Financial Services, Ltd................  12,863    116,431
    Mphasis, Ltd.........................................  20,468    285,977
    MPS, Ltd.............................................   1,144      7,445
    MRF, Ltd.............................................     460    396,646
    Multi Commodity Exchange of India, Ltd...............   1,514     15,085
    Munjal Showa, Ltd....................................   2,421      5,814
*   Muthoot Capital Services, Ltd........................   2,022     26,406

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CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
    Muthoot Finance, Ltd.................................  66,141 $470,175
*   Nagarjuna Fertilizers & Chemicals, Ltd...............  58,591    7,029
*   Narayana Hrudayalaya, Ltd............................   9,217   24,418
    Natco Pharma, Ltd....................................  32,406  314,551
    National Aluminium Co., Ltd.......................... 169,302  140,945
*   National Fertilizers, Ltd............................  19,848    9,933
    Nava Bharat Ventures, Ltd............................  26,532   40,051
    Navin Fluorine International, Ltd....................   2,409   21,223
*   Navkar Corp., Ltd....................................  11,681    7,512
    Navneet Education, Ltd...............................  39,220   58,384
    NBCC India, Ltd......................................  25,870   21,428
    NCC, Ltd............................................. 169,770  190,533
    NESCO, Ltd...........................................   8,606   54,237
    Nestle India, Ltd....................................   1,546  249,955
*   Neuland Laboratories, Ltd............................   1,890   14,147
    NHPC, Ltd............................................ 198,477   70,622
    NIIT Technologies, Ltd...............................  15,972  295,132
*   NIIT, Ltd............................................  25,692   30,129
    Nilkamal, Ltd........................................   2,650   50,480
    NLC India, Ltd.......................................  53,066   47,846
    NOCIL, Ltd...........................................  34,157   70,151
    NRB Bearings, Ltd....................................  20,512   53,915
    NTPC, Ltd............................................  56,142  110,471
    Oberoi Realty, Ltd...................................  30,091  188,574
    Odisha Cement, Ltd...................................  21,739  316,365
    Oil & Natural Gas Corp., Ltd.........................  38,013   75,398
    Oil India, Ltd.......................................  31,311   73,649
    Omaxe, Ltd...........................................  12,587   37,713
    Oracle Financial Services Software, Ltd..............   2,596  138,775
    Orient Cement, Ltd...................................  16,366   16,964
    Orient Electric, Ltd.................................   9,394   17,955
    Orient Paper & Industries, Ltd.......................   9,394    4,636
    Orient Refractories, Ltd.............................   6,989   20,474
*   Oriental Bank of Commerce............................  46,077   62,490
    Oriental Carbon & Chemicals, Ltd.....................     634   10,270
    Page Industries, Ltd.................................     395  129,988
    Panama Petrochem, Ltd................................   5,167    7,881
    Parag Milk Foods, Ltd................................   8,024   23,448
*   Patel Engineering, Ltd...............................  14,724    6,240
    PC Jeweller, Ltd.....................................  24,124   25,057
    Persistent Systems, Ltd..............................  14,689  125,662
    Petronet LNG, Ltd.................................... 287,527  920,561
    Pfizer, Ltd..........................................   2,126   90,853
    Phillips Carbon Black, Ltd...........................  19,082   47,145
    Phoenix Mills, Ltd.(The).............................   9,795   82,074
    PI Industries, Ltd...................................  28,058  341,924
    Pidilite Industries, Ltd.............................  12,742  200,860
    Piramal Enterprises, Ltd.............................  12,922  367,838
    PNC Infratech, Ltd...................................  15,371   30,677
    Poly Medicure, Ltd...................................   3,192    9,673
    Polyplex Corp., Ltd..................................   3,594   24,745
    Power Finance Corp., Ltd............................. 211,592  307,386
    Power Grid Corp. of India, Ltd.......................  50,113  133,155
    Power Mech Projects, Ltd.............................   2,409   28,436
*   Prabhat Dairy, Ltd...................................   9,482    7,967
    Praj Industries, Ltd.................................  23,067   42,617
*   Prakash Industries, Ltd..............................  18,009   21,850
    Prestige Estates Projects, Ltd.......................  46,014  129,473
*   Prime Focus, Ltd.....................................  22,316   17,495

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    Prism Johnson, Ltd...................................   5,847 $    5,867
    Procter & Gamble Hygiene & Health Care, Ltd..........   1,239    172,974
    PSP Projects, Ltd....................................   3,112     16,721
    PTC India Financial Services, Ltd....................  58,589     12,267
    PTC India, Ltd.......................................  68,216     74,666
*   Punjab National Bank................................. 184,709    202,038
    Puravankara, Ltd.....................................   9,361      9,460
    PVR, Ltd.............................................  10,932    247,274
*   Quess Corp., Ltd.....................................     573      5,043
    Quick Heal Technologies, Ltd.........................   2,815      7,522
    Radico Khaitan, Ltd..................................  16,295     94,016
    Rain Commodities, Ltd................................  41,827     70,258
    Rajesh Exports, Ltd..................................  26,893    230,276
    Rallis India, Ltd....................................  20,715     46,815
    Ramco Cements, Ltd. (The)............................  24,308    206,626
    Ramco Industries, Ltd................................   9,611     27,188
    Ramkrishna Forgings, Ltd.............................   4,671     31,988
*   Ramky Infrastructure, Ltd............................   7,222     13,831
    Rane Holdings, Ltd...................................   1,941     27,754
    Rashtriya Chemicals & Fertilizers, Ltd...............  56,433     50,612
    Ratnamani Metals & Tubes, Ltd........................   3,384     41,749
*   RattanIndia Power, Ltd............................... 183,153      9,322
    Raymond, Ltd.........................................  11,792    124,844
    RBL Bank, Ltd........................................  45,353    361,578
    REC, Ltd............................................. 476,121    834,251
    Redington India, Ltd.................................  83,485     85,975
    Relaxo Footwears, Ltd................................   2,790     29,004
    Reliance Capital, Ltd................................  23,555     64,356
*   Reliance Communications, Ltd......................... 359,602     61,033
    Reliance Home Finance, Ltd...........................  39,642     19,722
    Reliance Industries, Ltd............................. 296,998  5,136,471
    Reliance Infrastructure, Ltd.........................  30,433    115,309
*   Reliance Power, Ltd.................................. 208,281     77,636
    Repco Home Finance, Ltd..............................  16,370     92,530
    Rico Auto Industries, Ltd............................  12,935     11,313
    RP SG Retail, Ltd....................................   9,474     23,205
*   RP-SG Business Process Services, Ltd.................   3,158     18,730
    Sadbhav Engineering, Ltd.............................  28,286     77,056
    Sadbhav Infrastructure Project, Ltd..................  10,227     12,667
    Sagar Cements, Ltd...................................   1,007      8,265
*   Sanghi Industries, Ltd...............................   5,588      4,522
*   Sanghvi Movers, Ltd..................................   5,099      6,867
    Sanofi India, Ltd....................................   2,330    211,933
    Sarda Energy & Minerals, Ltd.........................   1,157      3,899
    Sasken Technologies, Ltd.............................     850      7,571
    SBI Life Insurance Co., Ltd..........................   4,052     33,985
    Schaeffler India, Ltd................................     912     67,488
*   Sequent Scientific, Ltd..............................   6,658      7,807
    SH Kelkar & Co., Ltd.................................   1,495      3,518
    Shankara Building Products, Ltd......................   3,114     17,236
    Sharda Cropchem, Ltd.................................  10,452     46,533
    Sharda Motor Industries, Ltd.........................     298      5,373
    Shilpa Medicare, Ltd.................................   5,041     27,021
*   Shipping Corp. of India, Ltd.........................  33,640     19,318
    Shree Cement, Ltd....................................     520    115,434
    Shriram City Union Finance, Ltd......................   4,909    115,404
    Shriram Transport Finance Co., Ltd...................  45,162    647,861
*   Sical Logistics, Ltd.................................   2,839      5,455
    Siemens, Ltd.........................................   3,071     44,550

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    Simplex Infrastructures, Ltd.........................   3,583 $    7,983
    Sintex Industries, Ltd............................... 114,349     15,824
*   Sintex Plastics Technology, Ltd...................... 114,349     33,174
    Siyaram Silk Mills, Ltd..............................   4,587     22,020
    SJVN, Ltd............................................  83,096     28,349
    SKF India, Ltd.......................................   2,638     71,183
    Skipper, Ltd.........................................  10,366      9,971
    SML ISUZU, Ltd.......................................   1,708     14,265
    Sobha, Ltd...........................................  18,331    121,322
    Solar Industries India, Ltd..........................   4,826     69,308
*   Solara Active Pharma Sciences, Ltd...................   3,320     17,796
    Somany Ceramics, Ltd.................................   7,499     36,218
    Sonata Software, Ltd.................................  20,977     95,006
    South Indian Bank, Ltd. (The)........................ 280,323     52,244
    Srei Infrastructure Finance, Ltd..................... 127,451     52,814
    SRF, Ltd.............................................   6,328    178,709
    Srikalahasthi Pipes, Ltd.............................   2,877      7,384
    Star Cement, Ltd.....................................  14,055     18,438
*   State Bank of India.................................. 147,851    615,132
*   Steel Authority of India, Ltd........................ 181,378    120,551
    Sterlite Technologies, Ltd...........................  52,825    182,661
    Strides Pharma Science, Ltd..........................  21,638    140,241
    Subros, Ltd..........................................  10,122     33,881
    Sudarshan Chemical Industries........................  11,301     51,016
    Sun Pharmaceutical Industries, Ltd...................  27,981    166,034
    Sun TV Network, Ltd..................................  29,483    220,383
    Sundaram Finance Holdings, Ltd.......................   4,906      6,265
    Sundaram Finance, Ltd................................   7,810    153,926
    Sundaram-Clayton, Ltd................................     123      5,093
    Sundram Fasteners, Ltd...............................  15,180    112,084
    Sunteck Realty, Ltd..................................  15,654     76,126
    Suprajit Engineering, Ltd............................  15,143     42,239
    Supreme Industries, Ltd..............................  12,242    171,411
    Supreme Petrochem, Ltd...............................  11,031     29,946
    Surya Roshni, Ltd....................................   9,038     28,282
    Sutlej Textiles and Industries, Ltd..................  17,043      9,496
    Suven Life Sciences, Ltd.............................  27,602     75,176
    Swaraj Engines, Ltd..................................   1,242     25,193
    Symphony, Ltd........................................   4,199     68,892
*   Syndicate Bank....................................... 202,939    105,589
    Syngene International, Ltd...........................   8,522     69,391
    TAKE Solutions, Ltd..................................  20,699     40,576
    Tamil Nadu Newsprint & Papers, Ltd...................  11,610     35,868
    Tata Chemicals, Ltd..................................  44,464    422,047
    Tata Communications, Ltd.............................  14,869    104,574
    Tata Consultancy Services, Ltd.......................  44,176  1,250,240
    Tata Elxsi, Ltd......................................   4,794     59,090
    Tata Global Beverages, Ltd........................... 134,666    384,931
    Tata Metaliks, Ltd...................................   5,683     49,072
#*  Tata Motors, Ltd., Sponsored ADR.....................   2,004     26,192
*   Tata Motors, Ltd..................................... 440,322  1,123,416
    Tata Power Co., Ltd. (The)........................... 176,417    177,183
    Tata Sponge Iron, Ltd................................   3,296     34,988
    Tata Steel, Ltd...................................... 131,653    887,629
    TCI Express, Ltd.....................................   3,754     32,588
    Tech Mahindra, Ltd................................... 103,154  1,062,311
*   Techno Electric & Engineering Co., Ltd...............  15,828     53,858
    Texmaco Rail & Engineering, Ltd......................  14,686     11,703
    Thermax, Ltd.........................................   3,698     56,861

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    Thirumalai Chemicals, Ltd............................  22,510 $   24,916
    Thomas Cook India, Ltd...............................  16,289     50,529
    Thyrocare Technologies, Ltd..........................   4,402     33,810
    TI Financial Holdings, Ltd...........................  24,140    150,361
    Tide Water Oil Co India, Ltd.........................     206     14,801
    Time Technoplast, Ltd................................  58,614     79,745
    Timken India, Ltd....................................   3,329     26,467
    Tinplate Co. of India, Ltd. (The)....................  10,194     20,182
    Titagarh Wagons, Ltd.................................  15,550     14,996
    Titan Co., Ltd.......................................  13,673    192,471
    Torrent Pharmaceuticals, Ltd.........................  12,854    330,553
    Torrent Power, Ltd...................................  39,877    138,505
    Tourism Finance Corp. of India, Ltd..................   4,128      7,754
    Transport Corp. of India, Ltd........................  10,050     39,295
    Trident, Ltd.........................................  56,408     53,042
*   Triveni Engineering & Industries, Ltd................  43,176     25,584
    Triveni Turbine, Ltd.................................   9,284     13,876
    TTK Prestige, Ltd....................................     445     47,656
    Tube Investments of India, Ltd.......................  36,180    172,540
    TV Today Network, Ltd................................  13,324     65,814
*   TV18 Broadcast, Ltd.................................. 162,424     74,953
    TVS Motor Co., Ltd...................................  26,131    183,798
    TVS Srichakra, Ltd...................................   1,447     47,647
*   UCO Bank............................................. 220,304     59,646
    Uflex, Ltd...........................................  11,771     41,772
    UFO Moviez India, Ltd................................   1,984      6,849
    UltraTech Cement, Ltd................................   3,159    156,619
    Unichem Laboratories, Ltd............................  12,905     37,175
*   Union Bank of India.................................. 104,581    122,609
*   Unitech, Ltd......................................... 644,762     14,561
    United Breweries, Ltd................................   9,405    191,861
*   United Spirits, Ltd..................................  19,540    148,220
    UPL, Ltd............................................. 172,660  1,910,822
*   Usha Martin, Ltd.....................................  17,533      8,167
*   V2 Retail, Ltd.......................................   1,510      5,640
    VA Tech Wabag, Ltd...................................  10,297     43,212
    Vaibhav Global, Ltd..................................   3,521     32,830
    Vakrangee, Ltd.......................................  39,458     24,012
    Vardhman Textiles, Ltd...............................   5,504     82,767
    Vedanta, Ltd......................................... 604,675  1,692,852
    Vedanta, Ltd., ADR...................................   3,300     36,861
    Venky's India, Ltd...................................   3,133    109,567
    Vesuvius India, Ltd..................................   1,110     17,974
    V-Guard Industries, Ltd..............................  29,973     83,083
    Vijaya Bank..........................................  91,105     56,806
    Vinati Organics, Ltd.................................   4,962    109,853
    Vindhya Telelinks, Ltd...............................     575     13,033
    VIP Industries, Ltd..................................  14,795     99,988
    V-Mart Retail, Ltd...................................   1,571     56,400
*   Vodafone Idea, Ltd................................... 705,680    299,554
    Voltas, Ltd..........................................   9,019     68,640
    VRL Logistics, Ltd...................................  13,256     51,549
    VST Industries, Ltd..................................     810     36,700
    VST Tillers Tractors, Ltd............................     349      7,942
    WABCO India, Ltd.....................................     883     77,375
    Welspun Corp., Ltd...................................  31,402     46,135
    Welspun Enterprises, Ltd.............................  12,196     16,901
    Welspun India, Ltd................................... 151,349    128,627
    West Coast Paper Mills, Ltd..........................  14,627     56,565

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE>>
                                                                      ---------- -----------
INDIA -- (Continued)
    Wheels India, Ltd................................................        735 $     8,320
    Whirlpool of India, Ltd..........................................      4,402      92,352
    Wipro, Ltd.......................................................    107,397     556,885
*   Wockhardt, Ltd...................................................     14,169      88,221
    Wonderla Holidays, Ltd...........................................      2,080       8,298
    Yes Bank, Ltd....................................................    456,739   1,253,312
    Zee Entertainment Enterprises, Ltd...............................     49,942     266,370
    Zee Learn, Ltd...................................................     14,534       5,670
*   Zee Media Corp., Ltd.............................................     44,167       9,251
    Zensar Technologies, Ltd.........................................     22,420      70,752
                                                                                 -----------
TOTAL INDIA..........................................................             92,870,573
                                                                                 -----------
INDONESIA -- (0.6%)
    Ace Hardware Indonesia Tbk PT....................................  2,023,900     246,534
    Adaro Energy Tbk PT..............................................  8,189,000     818,364
    Adhi Karya Persero Tbk PT........................................    613,195      71,930
*   Agung Podomoro Land Tbk PT.......................................  2,382,800      32,439
    AKR Corporindo Tbk PT............................................    313,500     118,110
*   Alam Sutera Realty Tbk PT........................................  3,586,800      91,484
    Aneka Tambang Tbk PT.............................................  3,112,146     216,134
    Astra Agro Lestari Tbk PT........................................    207,300     207,852
    Astra International Tbk PT.......................................  2,103,200   1,275,910
*   Bank Bukopin Tbk.................................................    950,300      24,804
    Bank Central Asia Tbk PT.........................................    396,300     801,681
    Bank Danamon Indonesia Tbk PT....................................    628,000     409,538
    Bank Mandiri Persero Tbk PT......................................    633,200     339,347
*   Bank Nationalnobu Tbk PT.........................................    307,700      19,489
    Bank Negara Indonesia Persero Tbk PT.............................  1,291,800     842,845
*   Bank Pan Indonesia Tbk PT........................................  1,293,000     130,565
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT.............    960,500     160,419
    Bank Pembangunan Daerah Jawa Timur Tbk PT........................  1,628,900      86,950
*   Bank Permata Tbk PT..............................................  1,418,705     102,615
    Bank Rakyat Indonesia Persero Tbk PT.............................  5,584,000   1,547,828
    Bank Tabungan Negara Persero Tbk PT..............................  1,284,600     253,091
    Barito Pacific Tbk PT............................................  2,568,700     481,112
    Bekasi Fajar Industrial Estate Tbk PT............................  2,015,100      37,856
    Blue Bird Tbk PT.................................................    116,900      22,423
    Bukit Asam Tbk PT................................................  1,380,500     427,119
*   Bumi Serpong Damai Tbk PT........................................  1,674,100     159,928
*   Bumi Teknokultura Unggul Tbk PT..................................  2,403,200      23,362
    Charoen Pokphand Indonesia Tbk PT................................  1,144,800     606,809
    Ciputra Development Tbk PT.......................................  4,754,247     332,543
*   Citra Marga Nusaphala Persada Tbk PT.............................    111,012      10,686
*   Delta Dunia Makmur Tbk PT........................................  3,847,700     178,304
    Dharma Satya Nusantara Tbk PT....................................    534,500      15,318
*   Eagle High Plantations Tbk PT....................................  3,170,000      45,436
    Elnusa Tbk PT....................................................  1,799,200      46,975
    Erajaya Swasembada Tbk PT........................................    296,100      48,672
*   Gajah Tunggal Tbk PT.............................................    624,600      35,855
*   Garuda Indonesia Persero Tbk PT..................................  2,201,200      71,564
    Global Mediacom Tbk PT...........................................  3,396,300      89,572
    Gudang Garam Tbk PT..............................................     54,200     324,651
*   Hanson International Tbk PT...................................... 15,211,900     117,567
    Harum Energy Tbk PT..............................................    450,300      56,537
*   Holcim Indonesia Tbk PT..........................................    311,600      44,122
    Indah Kiat Pulp & Paper Corp. Tbk PT.............................    713,600     668,179
    Indika Energy Tbk PT.............................................    744,800     114,044
    Indo Tambangraya Megah Tbk PT....................................    150,400     245,985
    Indocement Tunggal Prakarsa Tbk PT...............................     78,500     108,217

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                       SHARES   VALUE>>
                                                                      --------- --------
INDONESIA -- (Continued)
    Indofood CBP Sukses Makmur Tbk PT................................   147,900 $114,316
    Indofood Sukses Makmur Tbk PT.................................... 1,760,200  979,058
    Indomobil Sukses Internasional Tbk PT............................   194,300   45,835
*   Indo-Rama Synthetics Tbk PT......................................    28,100   13,923
    Indosat Tbk PT...................................................   340,300   66,758
*   Inti Agri Resources Tbk PT.......................................   532,800    8,855
*   Intiland Development Tbk PT...................................... 1,947,500   44,887
    Japfa Comfeed Indonesia Tbk PT................................... 1,723,900  362,084
    Jasa Marga Persero Tbk PT........................................   283,904  100,464
    Jaya Real Property Tbk PT........................................   204,500    8,497
    Kalbe Farma Tbk PT............................................... 1,084,000  124,237
*   Kapuas Prima Coal Tbk PT.........................................   200,500   24,036
*   Kawasan Industri Jababeka Tbk PT................................. 1,296,610   24,158
    KMI Wire & Cable Tbk PT..........................................   922,400   20,213
*   Krakatau Steel Persero Tbk PT.................................... 1,204,811   42,650
*   Kresna Graha Investama Tbk PT.................................... 2,481,800  110,218
    Link Net Tbk PT..................................................   240,100   74,961
*   Lippo Cikarang Tbk PT............................................   119,200   20,346
    Lippo Karawaci Tbk PT............................................ 4,293,000   85,924
    Malindo Feedmill Tbk PT..........................................   355,000   44,742
    Matahari Department Store Tbk PT.................................   519,300  261,046
    Mayora Indah Tbk PT..............................................   698,700  129,194
*   Medco Energi Internasional Tbk PT................................ 3,864,000  280,412
    Media Nusantara Citra Tbk PT..................................... 2,123,400  128,847
    Metrodata Electronics Tbk PT.....................................   195,100   12,509
    Mitra Adiperkasa Tbk PT.......................................... 3,535,200  254,337
*   Mitra Keluarga Karyasehat Tbk PT.................................   378,700   40,905
*   Mitra Pinasthika Mustika Tbk PT..................................   297,400   19,399
*   MNC Investama Tbk PT............................................. 7,821,100   43,639
    Modernland Realty Tbk PT......................................... 2,673,900   43,271
*   Multipolar Tbk PT................................................ 3,130,100   26,707
*   Multistrada Arah Sarana Tbk PT...................................   344,500   18,763
    Nippon Indosari Corpindo Tbk PT..................................   355,544   31,069
    Pabrik Kertas Tjiwi Kimia Tbk PT.................................   156,700  151,821
    Pakuwon Jati Tbk PT.............................................. 6,004,200  279,704
    Pan Brothers Tbk PT.............................................. 1,142,500   45,345
*   Panin Financial Tbk PT........................................... 6,821,600  148,832
    Perusahaan Gas Negara Persero Tbk................................ 1,091,200  201,565
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT............ 1,264,300  133,077
*   Pool Advista Indonesia Tbk PT....................................    13,400    4,460
    PP Persero Tbk PT................................................ 1,072,963  180,333
    PP Properti Tbk PT............................................... 4,114,300   46,602
    Puradelta Lestari Tbk PT.........................................   964,800   14,508
    Ramayana Lestari Sentosa Tbk PT..................................   557,200   62,681
*   Rimo International Lestari Tbk PT................................ 5,091,800   48,836
    Salim Ivomas Pratama Tbk PT...................................... 1,294,900   47,308
    Sarana Menara Nusantara Tbk PT...................................   216,000   13,071
    Sawit Sumbermas Sarana Tbk PT.................................... 1,411,800  119,779
    Selamat Sempurna Tbk PT..........................................   538,800   58,252
    Semen Baturaja Persero Tbk PT....................................   698,500   81,259
    Semen Indonesia Persero Tbk PT...................................   487,400  442,922
*   Sentul City Tbk PT............................................... 9,239,100   81,734
*   Siloam International Hospitals Tbk PT............................    55,546   12,835
    Sri Rejeki Isman Tbk PT.......................................... 5,584,400  135,811
    Summarecon Agung Tbk PT.......................................... 3,312,000  245,698
    Surya Citra Media Tbk PT......................................... 1,042,900  141,113
    Surya Semesta Internusa Tbk PT................................... 1,978,300   69,124
    Telekomunikasi Indonesia Persero Tbk PT..........................   777,800  217,067
    Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR...........     6,000  167,820

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                       SHARES     VALUE>>
                                                                      --------- -----------
INDONESIA -- (Continued)
*   Tiga Pilar Sejahtera Food Tbk....................................   494,100 $     4,456
    Timah Tbk PT..................................................... 1,283,200     118,406
    Tiphone Mobile Indonesia Tbk PT..................................   985,400      58,003
    Total Bangun Persada Tbk PT......................................   116,600       4,929
    Tower Bersama Infrastructure Tbk PT..............................   368,800     130,039
*   Trada Alam Minera Tbk PT......................................... 6,695,600     101,845
    Tunas Baru Lampung Tbk PT........................................ 1,230,000      84,999
    Unilever Indonesia Tbk PT........................................    45,700     163,518
    United Tractors Tbk PT...........................................   453,100     835,655
*   Vale Indonesia Tbk PT............................................   649,900     180,259
*   Visi Media Asia Tbk PT........................................... 4,307,500      52,487
    Waskita Beton Precast Tbk PT..................................... 4,441,600     122,460
    Waskita Karya Persero Tbk PT..................................... 2,556,223     362,956
    Wijaya Karya Beton Tbk PT........................................ 1,250,300      36,175
    Wijaya Karya Persero Tbk PT......................................   977,634     133,076
*   XL Axiata Tbk PT................................................. 1,891,000     293,627
                                                                                -----------
TOTAL INDONESIA......................................................            21,551,472
                                                                                -----------
IRELAND -- (0.5%)
    AIB Group P.L.C..................................................   106,287     475,814
    Bank of Ireland Group P.L.C......................................   226,220   1,357,446
    C&C Group P.L.C..................................................    60,412     228,652
    CRH P.L.C........................................................     6,006     172,880
    CRH P.L.C., Sponsored ADR........................................   177,078   5,106,930
    FBD Holdings P.L.C...............................................     4,357      41,486
    Glanbia P.L.C....................................................   124,971   2,388,133
*   Independent News & Media P.L.C...................................   186,318      13,820
    Irish Continental Group P.L.C....................................    44,851     243,814
    Kerry Group P.L.C., Class A......................................    11,114   1,134,833
    Kingspan Group P.L.C.............................................    39,093   1,598,856
    Paddy Power Betfair P.L.C........................................    21,640   1,767,617
    Paddy Power Betfair P.L.C........................................     2,721     223,408
*   Permanent TSB Group Holdings P.L.C...............................    18,675      35,133
    Smurfit Kappa Group P.L.C........................................    85,763   2,473,040
                                                                                -----------
TOTAL IRELAND........................................................            17,261,862
                                                                                -----------
ISRAEL -- (0.5%)
    Adgar Investment and Development, Ltd............................     6,514       9,737
*   ADO Group, Ltd...................................................     5,067     110,116
    Afcon Holdings, Ltd..............................................       677      30,855
*   Africa Israel Properties, Ltd....................................     4,021     101,597
*   Airport City, Ltd................................................    24,729     326,026
*   Albaad Massuot Yitzhak, Ltd......................................     1,026      10,149
*   Allot, Ltd.......................................................     4,506      31,266
    Alony Hetz Properties & Investments, Ltd.........................    21,217     224,605
    Alrov Properties and Lodgings, Ltd...............................     2,314      68,817
    Amot Investments, Ltd............................................    44,603     235,229
    Arad, Ltd........................................................     2,084      23,801
*   Arko Holdings, Ltd...............................................    73,802      29,906
    Ashtrom Group, Ltd...............................................     3,708      18,485
    Ashtrom Properties, Ltd..........................................     8,073      35,972
    Atreyu Capital Markets, Ltd......................................         1          10
    Avgol Industries 1953, Ltd.......................................    27,468      33,033
*   Azorim-Investment Development & Construction Co., Ltd............    19,836      19,753
    Azrieli Group, Ltd...............................................     3,382     180,059
    Bank Hapoalim BM.................................................   274,636   1,861,539
    Bank Leumi Le-Israel BM..........................................   429,907   2,842,286
    Bayside Land Corp................................................       288     137,797

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                      SHARES  VALUE>>
                                                                      ------- --------
ISRAEL -- (Continued)
    Bet Shemesh Engines Holdings 1997, Ltd...........................   1,218 $ 30,276
    Bezeq The Israeli Telecommunication Corp., Ltd................... 110,000   88,228
    Big Shopping Centers, Ltd........................................   1,032   64,062
    Blue Square Real Estate, Ltd.....................................   1,087   38,745
*   Bonus Biogroup, Ltd..............................................  62,416    9,811
*   Brack Capital Properties NV......................................     732   72,433
    Camtek, Ltd......................................................   2,154   15,441
#   Carasso Motors, Ltd..............................................   7,908   37,024
*   Cellcom Israel, Ltd..............................................  28,321  149,633
*   Ceragon Networks, Ltd............................................  10,169   45,049
*   Clal Insurance Enterprises Holdings, Ltd.........................   9,671  142,244
    Cohen Development & Industrial Buildings, Ltd....................     449   11,094
    Danel Adir Yeoshua, Ltd..........................................     826   42,602
    Delek Automotive Systems, Ltd....................................  11,971   54,063
    Delek Group, Ltd.................................................   1,368  238,715
    Delta-Galil Industries, Ltd......................................   8,297  240,008
    Direct Insurance Financial Investments, Ltd......................   7,723   91,517
    Dor Alon Energy in Israel 1988, Ltd..............................     820   11,466
#*  El Al Israel Airlines............................................ 172,804   55,316
    Elbit Systems, Ltd...............................................   1,672  207,113
#   Elbit Systems, Ltd...............................................     200   24,606
    Electra Consumer Products 1970, Ltd..............................   5,498   61,742
    Electra, Ltd.....................................................     803  189,413
*   Energix-Renewable Energies, Ltd..................................  18,849   25,992
#*  Enlight Renewable Energy, Ltd....................................  24,480   12,602
*   First International Bank Of Israel, Ltd..........................  13,827  327,392
    FMS Enterprises Migun, Ltd.......................................   1,064   29,666
#   Formula Systems 1985, Ltd........................................   6,140  247,701
    Fox Wizel, Ltd...................................................   4,827  116,851
*   Gilat Satellite Networks, Ltd....................................   6,757   64,962
    Hadera Paper, Ltd................................................   1,993  149,046
    Hamlet Israel-Canada, Ltd........................................   1,355   27,991
    Harel Insurance Investments & Financial Services, Ltd............  64,061  447,032
    Hilan, Ltd.......................................................   4,187  104,393
    IDI Insurance Co., Ltd...........................................   1,858  102,292
    IES Holdings, Ltd................................................     280   12,696
*   Industrial Buildings Corp., Ltd..................................  60,197   91,182
    Inrom Construction Industries, Ltd...............................  18,124   58,871
    Israel Chemicals, Ltd............................................  84,027  487,699
    Israel Discount Bank, Ltd., Class A.............................. 148,658  525,779
    Issta Lines, Ltd.................................................     441    6,798
    Jerusalem Oil Exploration........................................   5,640  354,624
*   Kamada, Ltd......................................................   2,220   11,717
    Kenon Holdings, Ltd..............................................   4,298   78,697
*   Kerur Holdings, Ltd..............................................   1,856   46,906
    Klil Industries, Ltd.............................................     492   33,730
    Maabarot Products, Ltd...........................................     953   12,269
    Magic Software Enterprises, Ltd..................................   1,425   11,793
    Malam - Team, Ltd................................................     221   21,906
    Matrix IT, Ltd...................................................  10,705  129,898
    Maytronics, Ltd..................................................  11,993   72,092
    Mediterranean Towers, Ltd........................................  17,620   31,364
    Mega Or Holdings, Ltd............................................   4,172   49,518
    Meitav Dash Investments, Ltd.....................................   8,052   23,651
    Melisron, Ltd....................................................   3,680  169,501
    Menora Mivtachim Holdings, Ltd...................................  12,951  158,251
    Migdal Insurance & Financial Holding, Ltd........................ 161,328  147,864
    Mivtach Shamir Holdings, Ltd.....................................   1,390   22,541
#   Mizrahi Tefahot Bank, Ltd........................................  41,901  779,476

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
ISRAEL -- (Continued)
    Naphtha Israel Petroleum Corp., Ltd..................    19,644 $   133,498
    Nawi Brothers, Ltd...................................     3,087      17,410
*   Neto ME Holdings, Ltd................................       612      55,789
*   Nice, Ltd............................................     3,603     397,215
#*  Nice, Ltd., Sponsored ADR............................     2,783     305,991
*   Nova Measuring Instruments, Ltd......................     6,918     172,145
    Oil Refineries, Ltd..................................   750,848     365,756
    One Software Technologies, Ltd.......................       350      13,141
    OPC Energy, Ltd......................................     1,237       7,284
*   Partner Communications Co., Ltd......................    84,067     381,482
#   Paz Oil Co., Ltd.....................................     2,610     390,395
    Phoenix Holdings, Ltd. (The).........................    43,266     243,256
    Plasson Industries, Ltd..............................     1,820      87,945
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd..     1,932     105,005
    Scope Metals Group, Ltd..............................     3,658      93,007
    Shapir Engineering and Industry, Ltd.................    38,800     136,166
*   Shikun & Binui, Ltd..................................   124,269     227,275
    Shufersal, Ltd.......................................    36,792     259,552
    Strauss Group, Ltd...................................     8,386     203,718
    Summit Real Estate Holdings, Ltd.....................     5,245      49,210
*   Suny Cellular Communication, Ltd.....................    31,041      16,689
    Tadiran Holdings, Ltd................................     1,079      24,386
*   Teva Pharmaceutical Industries, Ltd., Sponsored ADR..    12,896     255,986
*   Teva Pharmaceutical Industries, Ltd..................     5,553     110,448
*   Tower Semiconductor, Ltd.............................    19,738     293,899
*   Union Bank of Israel.................................     5,299      22,963
    YH Dimri Construction & Development, Ltd.............       757      11,223
                                                                    -----------
TOTAL ISRAEL.............................................            17,627,216
                                                                    -----------
ITALY -- (2.1%)
#*  A.S. Roma SpA........................................    23,926      14,504
    A2A SpA.............................................. 1,175,616   2,145,059
    ACEA SpA.............................................    30,050     459,353
*   Aeffe SpA............................................     7,486      24,260
    Amplifon SpA.........................................    24,895     446,005
    Anima Holding SpA....................................    91,871     377,967
*   Arnoldo Mondadori Editore SpA........................    66,336     128,201
    Ascopiave SpA........................................    29,894     110,291
    Assicurazioni Generali SpA...........................   164,855   2,886,160
#*  Astaldi SpA..........................................    23,461      21,276
    Atlantia SpA.........................................    46,950   1,111,264
    Autogrill SpA........................................    43,407     390,452
#   Azimut Holding SpA...................................    64,831     822,333
#*  Banca Carige SpA.....................................   300,788         516
    Banca Farmafactoring SpA.............................    23,975     140,538
    Banca Generali SpA...................................    27,309     644,244
    Banca IFIS SpA.......................................    12,519     240,680
    Banca Mediolanum SpA.................................    69,935     426,671
#*  Banca Monte dei Paschi di Siena SpA..................       520         736
    Banca Popolare di Sondrio SCPA.......................   193,581     516,498
#   Banca Profilo SpA....................................    46,449       8,446
    Banca Sistema SpA....................................    18,647      30,585
#*  Banco BPM SpA........................................   649,719   1,261,199
    Banco di Desio e della Brianza SpA...................    13,120      27,156
    BasicNet SpA.........................................    10,635      59,263
#   BE...................................................    35,768      35,994
    Biesse SpA...........................................     4,465     104,200
#   BPER Banca...........................................   210,785     714,333
    Brembo SpA...........................................    88,127   1,006,667

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
ITALY -- (Continued)
    Brunello Cucinelli SpA...............................     8,998 $  325,395
#   Buzzi Unicem SpA.....................................    22,520    430,223
    Cairo Communication SpA..............................    49,425    215,205
#   Carraro SpA..........................................    13,914     33,230
    Cementir Holding SpA.................................    15,517    105,707
    Cerved Group SpA.....................................    52,336    460,636
    CIR-Compagnie Industriali Riunite SpA................   132,882    153,988
    CNH Industrial NV....................................   156,507  1,538,265
    Credito Emiliano SpA.................................    34,895    198,844
*   Credito Valtellinese SpA............................. 3,091,189    231,379
#*  d'Amico International Shipping SA....................    45,205      7,170
    Danieli & C Officine Meccaniche SpA..................     5,424    111,791
    Datalogic SpA........................................     5,973    161,474
    Davide Campari-Milano SpA............................    85,368    766,995
    De' Longhi SpA.......................................    15,416    384,643
    DeA Capital SpA......................................    43,727     67,085
#   DiaSorin SpA.........................................     6,986    639,732
    El.En. SpA...........................................     1,301     23,832
*   Elica SpA............................................     3,965      6,670
    Emak SpA.............................................    23,116     34,649
    Enav SpA.............................................    28,992    148,417
    Enel SpA............................................. 1,025,364  6,197,215
    Eni SpA..............................................   362,921  6,153,623
    Eni SpA, Sponsored ADR...............................       768     26,020
    ERG SpA..............................................    26,376    516,767
    Esprinet SpA.........................................    17,549     77,377
*   Eurotech SpA.........................................     8,670     35,198
    Falck Renewables SpA.................................    80,255    257,225
    Ferrari NV...........................................    11,140  1,387,067
*   Fiat Chrysler Automobiles NV.........................   359,805  6,156,940
*   Fincantieri SpA......................................   173,288    200,566
    FinecoBank Banca Fineco SpA..........................   126,165  1,371,913
    FNM SpA..............................................    63,935     38,680
#*  GEDI Gruppo Editoriale SpA...........................    57,585     24,381
#   Gefran SpA...........................................     1,857     16,483
    Geox SpA.............................................    27,658     41,179
    Gruppo MutuiOnline SpA...............................     6,783    131,268
    Hera SpA.............................................   346,619  1,171,414
*   IMMSI SpA............................................    96,634     49,296
#   Industria Macchine Automatiche SpA...................     5,947    394,275
    Infrastrutture Wireless Italiane SpA.................    30,805    245,233
*   Intek Group SpA......................................    29,824     11,215
    Interpump Group SpA..................................    20,581    663,063
    Intesa Sanpaolo SpA.................................. 1,283,623  2,937,088
    Iren SpA.............................................   239,551    587,530
    Italgas SpA..........................................   180,150  1,090,704
    Italmobiliare SpA....................................     2,852     63,434
    IVS Group SA.........................................     1,731     21,872
#*  Juventus Football Club SpA...........................   125,442    206,930
    La Doria SpA.........................................     8,722     86,030
    Leonardo SpA.........................................    77,670    752,626
    Maire Tecnimont SpA..................................    50,309    201,926
    MARR SpA.............................................     9,704    232,236
    Massimo Zanetti Beverage Group SpA...................     4,648     33,591
#*  Mediaset SpA.........................................   275,017    903,790
    Mediobanca Banca di Credito Finanziario SpA..........   159,457  1,389,628
    Moncler SpA..........................................    48,475  1,824,340
#*  Mondo TV SpA.........................................     8,830     16,244
    Nice SpA.............................................     2,776     11,060

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WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
ITALY -- (Continued)
#*  OVS SpA..............................................    56,143 $    85,663
    Parmalat SpA.........................................    83,885     273,570
    Piaggio & C SpA......................................   139,816     321,137
    Poste Italiane SpA...................................   123,985   1,067,721
    Prima Industrie SpA..................................     1,946      46,486
    Prysmian SpA.........................................    11,124     238,980
    RAI Way SpA..........................................    23,314     118,588
    Recordati SpA........................................    12,733     461,397
    Reno de Medici SpA...................................    85,220      71,648
    Reply SpA............................................     5,731     317,701
    Retelit SpA..........................................    27,814      48,937
*   Rizzoli Corriere Della Sera Mediagroup SpA...........    58,201      96,854
    Sabaf SpA............................................     2,401      42,076
    SAES Getters SpA.....................................     1,770      40,370
*   Safilo Group SpA.....................................    10,593       9,743
*   Saipem SpA...........................................   232,967   1,107,530
#   Salini Impregilo SpA.................................    76,708     168,719
    Salvatore Ferragamo SpA..............................    16,560     332,122
    Saras SpA............................................   442,774     943,420
    Servizi Italia SpA...................................     2,987      12,142
    Sesa SpA.............................................     2,079      62,541
    Snam SpA.............................................   165,229     789,023
    Societa Cattolica di Assicurazioni SC................    67,435     622,258
    Societa Iniziative Autostradali e Servizi SpA........    36,557     562,651
#*  Sogefi SpA...........................................    29,462      61,757
    SOL SpA..............................................    12,728     163,256
    Tamburi Investment Partners SpA......................    16,646     116,323
    Technogym SpA........................................    32,033     371,424
*   Telecom Italia SpA................................... 4,215,296   2,345,411
*   Telecom Italia SpA, Sponsored ADR....................     8,643      47,450
    Tenaris SA...........................................     7,595      95,402
    Terna Rete Elettrica Nazionale SpA...................   219,674   1,353,864
*   Tiscali SpA..........................................   594,547      10,890
#   Tod's SpA............................................     2,352     109,468
#*  TREVI - Finanziaria Industriale SpA..................    41,634      15,133
    TXT e-solutions SpA..................................     1,853      20,248
    UniCredit SpA........................................   140,710   1,626,674
    Unieuro SpA..........................................     2,020      25,690
#   Unione di Banche Italiane SpA........................   451,016   1,157,183
    Unipol Gruppo SpA....................................   172,816     791,227
    UnipolSai Assicurazioni SpA..........................   298,323     744,668
    Zignago Vetro SpA....................................     7,898      82,729
                                                                    -----------
TOTAL ITALY..............................................            72,705,682
                                                                    -----------
JAPAN -- (16.4%)
    77 Bank, Ltd. (The)..................................    24,700     435,140
    A&A Material Corp....................................     1,900      17,353
    A&D Co., Ltd.........................................    11,800      74,729
    ABC-Mart, Inc........................................     3,400     195,340
    Abist Co., Ltd.......................................     1,200      35,441
    Achilles Corp........................................     6,100     111,474
    Acom Co., Ltd........................................    22,800      79,932
    AD Works Co., Ltd....................................    42,000      13,499
    Adastria Co., Ltd....................................    15,900     292,188
    ADEKA Corp...........................................    33,200     523,741
    Ad-sol Nissin Corp...................................       800      10,562
#   Adtec Plasma Technology Co., Ltd.....................     2,800      19,261
    Advan Co., Ltd.......................................     6,600      56,971
    Advance Create Co., Ltd..............................     1,000      15,797

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CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Advanex, Inc.........................................    700 $    9,728
    Advantage Risk Management Co., Ltd...................  2,200     18,197
    Advantest Corp....................................... 12,600    288,370
    Adventure, Inc.......................................    600     37,962
    Aeon Co., Ltd........................................ 95,824  1,950,233
    Aeon Delight Co., Ltd................................  9,500    352,757
    Aeon Fantasy Co., Ltd................................  5,400    128,835
    AEON Financial Service Co., Ltd...................... 30,500    591,499
#   Aeon Hokkaido Corp................................... 11,200     81,315
    Aeon Mall Co., Ltd................................... 15,100    251,002
#   Aeria, Inc...........................................  8,000     41,068
    AGC, Inc............................................. 75,900  2,572,273
    Agro-Kanesho Co., Ltd................................  3,200     60,370
    Ahresty Corp.........................................  5,200     31,119
    Ai Holdings Corp..................................... 10,300    179,368
    Aica Kogyo Co., Ltd.................................. 13,800    485,183
    Aichi Bank, Ltd. (The)...............................  3,000     97,822
    Aichi Corp........................................... 13,700     75,432
    Aichi Steel Corp.....................................  4,200    132,386
    Aichi Tokei Denki Co., Ltd...........................    800     27,835
    Aida Engineering, Ltd................................ 15,700    113,494
*   Aiful Corp........................................... 66,000    168,868
#   Aigan Co., Ltd.......................................  4,500     12,052
#   Ain Holdings, Inc.................................... 13,500    988,402
    Aiphone Co., Ltd.....................................  4,500     66,469
    Air Water, Inc....................................... 64,700  1,079,411
    Airport Facilities Co., Ltd..........................  8,200     40,323
    Airtech Japan, Ltd...................................  1,900     10,246
    Aisan Industry Co., Ltd.............................. 22,700    157,132
    Aisin Seiki Co., Ltd................................. 31,100  1,229,526
    AIT Corp.............................................  2,100     19,166
    Aizawa Securities Co., Ltd........................... 12,600     74,109
    Ajinomoto Co., Inc................................... 88,600  1,534,079
    Ajis Co., Ltd........................................  2,100     61,007
    Akatsuki Corp........................................  4,600     12,520
    Akatsuki, Inc........................................  1,300     74,522
#*  Akebono Brake Industry Co., Ltd...................... 65,300     99,450
    Akita Bank, Ltd. (The)...............................  6,000    120,471
    Albis Co., Ltd.......................................  2,500     55,858
#   Alconix Corp......................................... 11,500    119,255
    Alfresa Holdings Corp................................ 16,000    440,981
    Alinco, Inc..........................................  8,800     76,383
    Alpen Co., Ltd.......................................  7,200    110,496
    Alpha Corp...........................................  3,000     34,766
    Alpha Systems, Inc...................................  2,400     56,160
    Alps Alpine Co., Ltd................................. 51,244  1,080,257
    Alps Logistics Co., Ltd..............................  1,900     13,750
    Altech Corp..........................................  4,400     70,794
    Amada Holdings Co., Ltd.............................. 49,100    494,185
    Amano Corp........................................... 13,800    287,686
    Amiyaki Tei Co., Ltd.................................  1,600     52,892
    Amuse, Inc...........................................  4,600    102,080
    ANA Holdings, Inc....................................  4,500    165,869
    Anabuki Kosan, Inc...................................    500     12,685
    Anest Iwata Corp.....................................  8,600     73,982
#   Anicom Holdings, Inc.................................  3,200     90,055
    AOI Electronics Co., Ltd.............................  1,300     30,574
    AOI TYO Holdings, Inc................................  3,240     25,146
    AOKI Holdings, Inc................................... 16,400    193,170

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CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
#   Aomori Bank, Ltd. (The)..............................   6,600 $  169,966
    Aoyama Trading Co., Ltd..............................  18,000    449,776
    Aoyama Zaisan Networks Co., Ltd......................   2,000     28,582
    Aozora Bank, Ltd.....................................  12,500    385,004
    Apaman Co., Ltd......................................   3,200     18,050
    Arakawa Chemical Industries, Ltd.....................   6,100     74,369
    Arata Corp...........................................   3,600    144,274
    Araya Industrial Co., Ltd............................   2,300     32,858
    Arcland Sakamoto Co., Ltd............................   9,100    114,446
    Arcland Service Holdings Co., Ltd....................   4,000     73,860
    Arcs Co., Ltd........................................  15,000    335,088
*   Ardepro Co., Ltd.....................................  10,700      4,438
#   Arealink Co., Ltd....................................   3,300     42,617
    Argo Graphics, Inc...................................   1,700     60,875
    Ariake Japan Co., Ltd................................   1,400     84,994
    Arisawa Manufacturing Co., Ltd.......................  14,200    107,986
#*  Arrk Corp............................................  23,700     18,951
    Artnature, Inc.......................................   9,700     54,797
    ArtSpark Holdings, Inc...............................   4,000     33,781
    As One Corp..........................................   1,700    119,438
    Asahi Broadcasting Group Holdings Corp...............   3,600     23,290
    Asahi Co., Ltd.......................................   6,500     87,214
    Asahi Diamond Industrial Co., Ltd....................  21,400    141,944
    Asahi Group Holdings, Ltd............................  17,500    733,065
    Asahi Holdings, Inc..................................  18,100    385,996
    Asahi Intecc Co., Ltd................................  12,200    530,970
    Asahi Kasei Corp..................................... 203,000  2,227,399
    Asahi Kogyosha Co., Ltd..............................   1,900     52,064
    Asahi Net, Inc.......................................   3,700     17,189
    ASAHI YUKIZAI Corp...................................   5,500     75,326
    Asante, Inc..........................................   1,900     37,392
    Asanuma Corp.........................................   4,000    108,857
    Ashimori Industry Co., Ltd...........................   1,900     25,606
    Asia Pile Holdings Corp..............................   9,800     59,758
    Asics Corp...........................................  17,400    251,865
    ASKA Pharmaceutical Co., Ltd.........................  10,100    104,367
    Astellas Pharma, Inc.................................  88,200  1,308,731
#   Asti Corp............................................   1,300     20,202
#   Asukanet Co., Ltd....................................   1,500     17,438
    Asunaro Aoki Construction Co., Ltd...................   6,400     58,507
#   Ateam, Inc...........................................   3,400     54,656
#   Atom Corp............................................  28,800    262,226
    Atsugi Co., Ltd......................................   6,500     58,139
#   Aucnet, Inc..........................................   2,400     19,278
    Autobacs Seven Co., Ltd..............................  17,000    284,641
#   Aval Data Corp.......................................   1,000     14,643
    Avant Corp...........................................     900     11,443
    Avex, Inc............................................  17,500    235,334
    Awa Bank, Ltd. (The).................................  14,200    393,337
    Axell Corp...........................................   2,300     11,051
    Axial Retailing, Inc.................................   8,500    270,096
    Azbil Corp...........................................  20,800    437,345
    Bandai Namco Holdings, Inc...........................  20,000    883,534
    Bando Chemical Industries, Ltd.......................  12,900    129,079
    Bank of Iwate, Ltd. (The)............................   6,200    188,295
    Bank of Kochi, Ltd. (The)............................   4,100     28,584
    Bank of Kyoto, Ltd. (The)............................  13,500    573,883
#   Bank of Nagoya, Ltd. (The)...........................   5,100    148,184
    Bank of Okinawa, Ltd. (The)..........................   8,100    231,306

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WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Bank of Saga, Ltd. (The).............................  5,400 $   85,828
    Bank of the Ryukyus, Ltd............................. 17,600    183,711
    Bank of Toyama, Ltd. (The)...........................    300      8,661
    Baroque Japan, Ltd...................................  9,000     75,923
    BayCurrent Consulting, Inc...........................  9,600    295,394
    Beenos, Inc..........................................  3,400     42,542
    Belc Co., Ltd........................................  5,500    239,976
    Bell System24 Holdings, Inc.......................... 20,200    269,271
    Belluna Co., Ltd..................................... 13,500    127,642
    Benefit One, Inc.....................................  9,700    328,321
    Benesse Holdings, Inc................................  4,500    117,484
#*  Bengo4.com, Inc......................................    800     28,337
    Bic Camera, Inc...................................... 35,800    420,945
    Biofermin Pharmaceutical Co., Ltd....................  1,000     21,788
    BML, Inc.............................................  9,500    262,108
    Bookoff Group Holdings, Ltd..........................  3,100     21,350
    Bourbon Corp.........................................    700     11,946
#   BP Castrol K.K.......................................  2,900     33,095
    Br Holdings Corp..................................... 10,200     31,617
    Bridgestone Corp..................................... 80,300  3,090,858
    Broadleaf Co., Ltd................................... 26,400    135,165
    BRONCO BILLY Co., Ltd................................  2,200     52,376
    Brother Industries, Ltd.............................. 62,300  1,051,372
#   Bunka Shutter Co., Ltd............................... 20,500    141,086
    CAC Holdings Corp....................................  5,100     43,186
    Calbee, Inc.......................................... 11,400    367,103
#   Can Do Co., Ltd......................................  5,700     80,136
    Canon Electronics, Inc...............................  8,100    133,167
    Canon Marketing Japan, Inc...........................  8,600    166,575
#   Canon, Inc., Sponsored ADR...........................  1,500     43,245
    Canon, Inc........................................... 53,600  1,541,547
    Capcom Co., Ltd...................................... 34,800    749,077
    Career Design Center Co., Ltd........................  1,000     10,338
    CareerIndex, Inc.....................................  1,500     16,566
    Carlit Holdings Co., Ltd.............................  6,300     46,830
    Carta Holdings, Inc..................................  4,500     44,817
#   Casio Computer Co., Ltd.............................. 37,000    492,084
    Cawachi, Ltd.........................................  7,300    143,323
    CDS Co., Ltd.........................................  1,800     18,460
    Central Automotive Products, Ltd.....................  3,900     55,688
    Central Glass Co., Ltd............................... 14,600    321,963
    Central Japan Railway Co.............................  4,300    929,326
    Central Sports Co., Ltd..............................  3,600    110,269
    Chiba Bank, Ltd. (The)............................... 95,100    578,884
    Chiba Kogyo Bank, Ltd. (The)......................... 18,500     59,045
#   Chilled & Frozen Logistics Holdings Co., Ltd.........  5,700     60,445
    CHIMNEY Co., Ltd.....................................  1,200     27,762
    Chino Corp...........................................    800      9,064
    Chiyoda Co., Ltd.....................................  5,000     84,142
    Chiyoda Corp......................................... 17,300     52,562
    Chiyoda Integre Co., Ltd.............................  4,600     80,630
#   Chofu Seisakusho Co., Ltd............................  7,200    133,299
    Chori Co., Ltd.......................................  3,800     55,383
    Chubu Electric Power Co., Inc........................ 34,900    552,416
    Chubu Shiryo Co., Ltd................................  8,300     84,391
    Chudenko Corp........................................ 12,300    261,820
    Chuetsu Pulp & Paper Co., Ltd........................  3,100     37,479
    Chugai Pharmaceutical Co., Ltd.......................  2,500    147,616
    Chugai Ro Co., Ltd...................................  2,300     42,988

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CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Chugoku Bank, Ltd. (The).............................  46,500 $  426,929
    Chugoku Electric Power Co., Inc. (The)...............  37,000    506,316
    Chugoku Marine Paints, Ltd...........................  22,700    202,901
    Chukyo Bank, Ltd. (The)..............................   4,300     84,418
    Chuo Spring Co., Ltd.................................   1,100     29,312
    CI Takiron Corp......................................  15,000     80,339
    Citizen Watch Co., Ltd............................... 130,800    698,195
#   CKD Corp.............................................  31,700    299,698
#   CK-San-Etsu Co., Ltd.................................   2,200     47,928
    Clarion Co., Ltd.....................................  13,200    303,211
    Cleanup Corp.........................................   8,000     42,887
    CMIC Holdings Co., Ltd...............................   8,000    119,455
    CMK Corp.............................................  19,000    121,975
    Coca-Cola Bottlers Japan Holdings, Inc...............  19,850    613,131
    cocokara fine, Inc...................................   4,700    218,047
    Coco's Japan Co., Ltd................................   1,600     33,567
    COLOPL, Inc..........................................  18,900    136,690
    Colowide Co., Ltd....................................  17,700    384,657
    Computer Engineering & Consulting, Ltd...............   8,400    149,045
    COMSYS Holdings Corp.................................  22,605    590,519
    Comture Corp.........................................   3,900    104,165
    Concordia Financial Group, Ltd....................... 131,017    540,400
    CONEXIO Corp.........................................   9,000    114,233
#   Core Corp............................................   1,800     19,215
    Corona Corp..........................................   5,900     55,073
#   Cosel Co., Ltd.......................................   4,900     48,810
#   Cosmo Energy Holdings Co., Ltd.......................  29,900    676,923
#   Cosmos Initia Co., Ltd...............................   5,600     29,948
    Cosmos Pharmaceutical Corp...........................   1,000    191,447
    Cota Co., Ltd........................................   1,430     19,405
    CRE, Inc.............................................   5,000     42,160
    Create Medic Co., Ltd................................   3,600     31,512
#   Create Restaurants Holdings, Inc.....................  13,200    147,918
    Create SD Holdings Co., Ltd..........................  12,000    302,003
    Credit Saison Co., Ltd...............................  40,100    528,401
#   Creek & River Co., Ltd...............................   4,300     43,760
#   Cresco, Ltd..........................................   1,500     41,689
    CTI Engineering Co., Ltd.............................   4,900     60,637
#   CTS Co., Ltd.........................................   8,900     63,243
    CyberAgent, Inc......................................  16,500    534,425
*   Cyberstep, Inc.......................................     900      8,945
    Cybozu, Inc..........................................   4,900     28,954
    Dai Nippon Printing Co., Ltd.........................  28,200    652,689
    Dai Nippon Toryo Co., Ltd............................  10,500     98,146
    Daibiru Corp.........................................  14,200    141,411
    Daicel Corp.......................................... 102,700  1,077,151
    Dai-Dan Co., Ltd.....................................   5,800    123,021
    Daido Kogyo Co., Ltd.................................   3,200     27,540
    Daido Metal Co., Ltd.................................  22,400    157,897
    Daido Steel Co., Ltd.................................  12,200    509,986
#   Daidoh, Ltd..........................................  10,800     33,054
    Daifuku Co., Ltd.....................................  13,700    688,507
    Daihatsu Diesel Manufacturing Co., Ltd...............   5,100     30,992
    Daihen Corp..........................................   7,800    175,082
    Daiho Corp...........................................   7,800    249,216
    Dai-Ichi Cutter Kogyo K.K............................   2,500     41,494
    Daiichi Jitsugyo Co., Ltd............................   3,600    113,745
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd................  11,900     95,706
    Dai-ichi Life Holdings, Inc..........................  82,200  1,334,681

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CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Daiichi Sankyo Co., Ltd..............................   3,300 $  114,470
    Dai-ichi Seiko Co., Ltd..............................   3,400     38,371
    Daiichikosho Co., Ltd................................  12,000    566,883
    Daiken Corp..........................................   5,500     94,480
    Daiken Medical Co., Ltd..............................   4,500     24,243
    Daiki Aluminium Industry Co., Ltd....................  18,800    103,078
    Daiki Axis Co., Ltd..................................   3,000     24,827
    Daikin Industries, Ltd...............................   9,000    974,170
    Daikoku Denki Co., Ltd...............................   3,000     40,934
    Daikokutenbussan Co., Ltd............................   4,200    158,010
    Daikyonishikawa Corp.................................  26,800    277,395
    Dainichi Co., Ltd....................................   4,700     30,231
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd................................................   4,600    117,843
#   Daio Paper Corp......................................  32,500    417,615
    Daiohs Corp..........................................   1,300     15,168
    Daiseki Co., Ltd.....................................   6,600    155,699
    Daiseki Eco. Solution Co., Ltd.......................   1,200      7,065
    Daishi Hokuetsu Financial Group, Inc.................  14,250    410,136
    Daishinku Corp.......................................   2,600     23,602
    Daisue Construction Co., Ltd.........................   5,300     44,718
    Daito Bank, Ltd. (The)...............................   2,300     12,924
    Daito Pharmaceutical Co., Ltd........................   7,350    189,364
    Daito Trust Construction Co., Ltd....................   4,200    583,347
    Daitron Co., Ltd.....................................   2,200     26,006
    Daiwa House Industry Co., Ltd........................  95,900  3,109,206
    Daiwa Industries, Ltd................................  11,300    113,597
    Daiwa Securities Group, Inc.......................... 244,700  1,220,382
    Daiwabo Holdings Co., Ltd............................  10,500    564,962
    Daiyu Lic Holdings Co., Ltd..........................   6,200     55,939
    DCM Holdings Co., Ltd................................  43,100    439,998
    DD Holdings Co., Ltd.................................   1,200     23,322
    Dear Life Co., Ltd...................................  11,300     46,596
    DeNA Co., Ltd........................................  23,700    419,349
    Denka Co., Ltd.......................................  36,500  1,174,141
    Denki Kogyo Co., Ltd.................................   3,900     87,602
    Densan System Co., Ltd...............................   3,700     81,453
    Denso Corp...........................................  26,200  1,205,113
    Dentsu, Inc..........................................  20,500    972,398
    Denyo Co., Ltd.......................................   6,400     80,442
    Descente, Ltd........................................  10,700    222,801
    Dexerials Corp.......................................  36,300    295,524
    DIC Corp.............................................  38,800  1,243,884
    Digital Arts, Inc....................................   3,100    200,490
    Digital Hearts Holdings Co., Ltd.....................   4,100     53,559
    Dip Corp.............................................   9,900    180,729
    Disco Corp...........................................   3,500    519,593
    DKS Co., Ltd.........................................   5,600    125,358
    DMG Mori Co., Ltd....................................  40,100    545,863
    Don Quijote Holdings Co., Ltd........................   6,700    389,613
    Doshisha Co., Ltd....................................   4,900     75,079
    Doutor Nichires Holdings Co., Ltd....................   8,600    164,615
    Dowa Holdings Co., Ltd...............................  26,500    849,009
    DTS Corp.............................................   9,600    339,786
    Duskin Co., Ltd......................................  15,400    370,712
    Dvx, Inc.............................................   3,100     31,143
    DyDo Group Holdings, Inc.............................   3,600    173,313
    Dynic Corp...........................................   3,300     22,213
    Eagle Industry Co., Ltd..............................  17,000    200,299
    Earth Corp...........................................   3,400    162,023

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CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    East Japan Railway Co................................  9,100 $843,112
    Ebara Corp........................................... 21,600  596,194
    Ebara Foods Industry, Inc............................    800   15,304
    Ebara Jitsugyo Co., Ltd..............................  1,900   37,622
*   eBook Initiative Japan Co., Ltd......................    800   11,110
    Eco's Co., Ltd.......................................  5,400   80,602
    EDION Corp........................................... 26,100  264,916
    EF-ON, Inc...........................................  9,860   78,619
    eGuarantee, Inc......................................  6,800   66,799
    E-Guardian, Inc......................................  2,300   45,760
    Ehime Bank, Ltd. (The)............................... 12,600  121,693
    Eidai Co., Ltd.......................................  7,800   31,525
    Eighteenth Bank, Ltd. (The)..........................  3,600   87,930
    Eiken Chemical Co., Ltd..............................  7,200  163,271
    Eisai Co., Ltd.......................................    300   23,294
    Eizo Corp............................................  5,800  225,003
    Elan Corp............................................  3,600   43,559
    Elecom Co., Ltd......................................  5,000  133,501
    Electric Power Development Co., Ltd..................  7,600  190,086
    Elematec Corp........................................  2,700   44,510
#   EM Systems Co., Ltd..................................  5,600   58,079
    Endo Lighting Corp...................................  5,800   39,411
*   Enigmo, Inc..........................................  3,300   74,196
    en-japan, Inc........................................  9,000  338,495
    Enomoto Co., Ltd.....................................  2,000   14,831
    Enplas Corp..........................................  2,100   57,151
#*  Enshu, Ltd...........................................  3,500   32,940
    Ensuiko Sugar Refining Co., Ltd......................  9,000   18,123
    EPS Holdings, Inc.................................... 16,000  243,003
#   eRex Co., Ltd........................................  9,500   54,197
#   ES-Con Japan, Ltd.................................... 27,000  205,350
    ESCRIT, Inc..........................................  4,800   26,239
#   Escrow Agent Japan, Inc..............................  7,800   18,503
    ESPEC Corp...........................................  4,400   80,637
    Excel Co., Ltd.......................................  2,600   45,823
    Exedy Corp........................................... 13,000  327,818
    Ezaki Glico Co., Ltd.................................  2,200  109,789
    F&M Co., Ltd.........................................  1,700   16,139
    F@N Communications, Inc.............................. 33,500  170,052
    Faith, Inc...........................................  4,000   31,002
    FALCO HOLDINGS Co., Ltd..............................  4,500   61,799
    FamilyMart UNY Holdings Co., Ltd.....................  3,585  419,933
    Fancl Corp...........................................  4,300   92,932
    FANUC Corp...........................................  2,700  459,220
    Fast Retailing Co., Ltd..............................  2,000  917,813
    FCC Co., Ltd......................................... 22,600  574,697
*   FDK Corp.............................................  2,199   21,094
    Feed One Co., Ltd.................................... 53,900   85,890
    Fenwal Controls of Japan, Ltd........................    700    9,598
    Ferrotec Holdings Corp............................... 22,900  205,799
#*  FFRI, Inc............................................    800   26,795
    FIDEA Holdings Co., Ltd.............................. 73,900   90,948
    Fields Corp..........................................  2,800   19,618
    Financial Products Group Co., Ltd.................... 22,500  247,070
    FINDEX, Inc..........................................  5,100   27,324
#   First Brothers Co., Ltd..............................  3,900   37,400
    First Juken Co., Ltd.................................  1,800   18,783
#   First-corp, Inc......................................  1,100    7,562
*   FIRSTLOGIC, Inc......................................  1,600    9,459

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WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED



                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
#   Fixstars Corp........................................   4,500 $   59,642
    FJ Next Co., Ltd.....................................   5,400     45,573
    Foster Electric Co., Ltd.............................  14,100    215,612
    FP Corp..............................................   9,600    545,396
    France Bed Holdings Co., Ltd.........................   7,200     58,729
#   Freebit Co., Ltd.....................................   6,000     49,040
#   Freund Corp..........................................   4,300     33,822
    F-Tech, Inc..........................................  10,000     88,780
#   FTGroup Co., Ltd.....................................   6,700     91,030
    Fudo Tetra Corp......................................   9,450    144,015
    Fuji Co., Ltd........................................   7,900    134,121
    Fuji Corp............................................  18,700    244,069
#   Fuji Corp............................................   3,600     67,830
    Fuji Corp., Ltd......................................  10,100     78,371
    Fuji Die Co., Ltd....................................   2,300     13,356
    Fuji Electric Co., Ltd...............................  26,600    822,072
#   Fuji Kyuko Co., Ltd..................................   6,800    207,417
    Fuji Media Holdings, Inc.............................  13,800    204,176
    Fuji Oil Co., Ltd....................................  28,400     79,738
    Fuji Oil Holdings, Inc...............................  15,300    482,743
    Fuji Pharma Co., Ltd.................................   4,000     65,569
    Fuji Seal International, Inc.........................  18,400    611,266
    Fuji Soft, Inc.......................................   6,200    252,371
    Fujibo Holdings, Inc.................................   4,500    110,933
    Fujicco Co., Ltd.....................................   4,800    102,373
    FUJIFILM Holdings Corp...............................  12,800    549,967
    Fujikura Kasei Co., Ltd..............................  10,400     53,697
    Fujikura Rubber, Ltd.................................   8,600     36,160
    Fujikura, Ltd........................................ 193,600    849,830
    Fujimak Corp.........................................   1,400     12,469
    Fujimi, Inc..........................................   4,000     82,473
    Fujimori Kogyo Co., Ltd..............................   8,100    211,243
#   Fujio Food System Co., Ltd...........................   1,800     39,370
#   Fujisash Co., Ltd....................................  35,600     27,375
    Fujishoji Co., Ltd...................................   2,000     17,558
    Fujita Kanko, Inc....................................   4,700    116,951
    Fujitec Co., Ltd.....................................  16,000    174,585
    Fujitsu Frontech, Ltd................................   4,400     40,441
    Fujitsu General, Ltd.................................  29,800    383,477
    Fujitsu, Ltd.........................................  32,800  2,201,384
#   Fujiya Co., Ltd......................................   2,100     43,169
    FuKoKu Co., Ltd......................................   6,200     49,735
    Fukuda Corp..........................................   1,900     70,698
    Fukuda Denshi Co., Ltd...............................     700     47,276
    Fukui Bank, Ltd. (The)...............................   8,200    119,650
    Fukui Computer Holdings, Inc.........................   2,100     31,457
    Fukuoka Financial Group, Inc.........................  22,400    494,870
*   Fukushima Bank, Ltd. (The)...........................  11,300     40,930
    Fukushima Industries Corp............................   6,600    234,014
    Fukuyama Transporting Co., Ltd.......................   6,900    277,501
    FULLCAST Holdings Co., Ltd...........................   5,600     98,409
    Fumakilla, Ltd.......................................   4,000     43,728
#*  Funai Electric Co., Ltd..............................   8,500     45,809
    Funai Soken Holdings, Inc............................   8,970    151,647
#   Furukawa Battery Co., Ltd. (The).....................   7,900     50,563
    Furukawa Co., Ltd....................................  11,000    140,297
    Furukawa Electric Co., Ltd...........................  35,100  1,052,803
    Furuno Electric Co., Ltd.............................  10,200     85,009
    Furusato Industries, Ltd.............................   2,600     36,866

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Furyu Corp...........................................  8,200 $   76,492
#   Fuso Chemical Co., Ltd...............................  8,900    174,836
    Fuso Pharmaceutical Industries, Ltd..................  2,600     59,964
    Futaba Corp.......................................... 13,200    208,199
    Futaba Industrial Co., Ltd........................... 35,800    186,418
    Future Corp.......................................... 10,500    145,822
    Fuyo General Lease Co., Ltd.......................... 12,000    599,440
    G-7 Holdings, Inc....................................  4,100     79,794
    Gakken Holdings Co., Ltd.............................  1,100     41,206
    Gakkyusha Co., Ltd...................................  2,100     25,816
    GCA Corp.............................................  5,600     37,194
    Gecoss Corp..........................................  4,900     45,455
    Genki Sushi Co., Ltd.................................  1,200     45,290
#   Genky DrugStores Co., Ltd............................  2,000     47,926
    Geo Holdings Corp.................................... 19,600    300,525
    Geostr Corp..........................................  7,300     28,450
#   Gfoot Co., Ltd.......................................  4,800     29,447
    Giken, Ltd...........................................  5,700    170,445
    GL Sciences, Inc.....................................  3,700     51,484
    GLOBERIDE, Inc.......................................  6,000    134,326
    Glory, Ltd........................................... 13,800    342,842
    GMO Cloud K.K........................................  1,300     38,730
    GMO Financial Holdings, Inc..........................  7,700     42,262
    GMO internet, Inc.................................... 22,600    305,366
    GMO Payment Gateway, Inc.............................  5,800    300,226
    Godo Steel, Ltd......................................  3,600     58,747
#   Gokurakuyu Holdings Co., Ltd.........................  8,800     49,208
    Goldcrest Co., Ltd...................................  7,700    116,869
    Goldwin, Inc.........................................  2,600    256,059
#   Golf Digest Online, Inc..............................  6,700     40,645
#   Good Com Asset Co., Ltd..............................  1,400     18,962
    Grandy House Corp....................................  4,200     15,720
    Gree, Inc............................................ 26,300    119,402
    Greens Co., Ltd......................................  2,500     32,443
    GS Yuasa Corp........................................ 33,800    705,514
#   GSI Creos Corp.......................................  1,800     20,892
    G-Tekt Corp.......................................... 11,700    171,931
    Gun-Ei Chemical Industry Co., Ltd....................  1,800     43,371
*   GungHo Online Entertainment, Inc..................... 68,400    161,502
    Gunma Bank, Ltd. (The)............................... 81,100    357,459
#*  Gunosy, Inc..........................................  2,400     53,181
    Gunze, Ltd...........................................  5,700    237,799
    Gurunavi, Inc........................................ 19,800    132,992
    H2O Retailing Corp................................... 30,000    422,211
    HABA Laboratories, Inc...............................    900     60,688
    Hachijuni Bank, Ltd. (The)........................... 98,900    437,924
#   Hagihara Industries, Inc.............................  4,000     56,137
    Hagiwara Electric Holdings Co., Ltd..................  3,300     86,208
    Hakudo Co., Ltd......................................  4,400     65,873
    Hakuhodo DY Holdings, Inc............................ 23,700    364,738
    Hakuto Co., Ltd......................................  6,400     68,053
#   Hakuyosha Co., Ltd...................................    800     19,943
    Halows Co., Ltd......................................  3,100     59,936
    Hamakyorex Co., Ltd..................................  9,700    346,882
    Hamamatsu Photonics KK...............................  4,300    153,964
#   Hamee Corp...........................................  1,400     10,988
    Handsman Co., Ltd....................................    800      8,621
    Hankyu Hanshin Holdings, Inc......................... 33,400  1,192,202
    Hanwa Co., Ltd....................................... 14,300    397,110

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Happinet Corp........................................   4,400 $   64,548
#   Harada Industry Co., Ltd.............................   4,800     38,728
    Hard Off Corp. Co., Ltd..............................   3,100     23,215
    Harima Chemicals Group, Inc..........................   6,100     55,327
#   Harmonic Drive Systems, Inc..........................   5,400    189,730
    Haruyama Holdings, Inc...............................   2,000     15,348
    Haseko Corp.......................................... 133,700  1,482,913
    Havix Corp...........................................     900      6,761
    Hayashikane Sangyo Co., Ltd..........................   2,900     15,063
    Hazama Ando Corp..................................... 132,400    876,936
    Heiwa Corp...........................................  17,400    367,636
    Heiwa Real Estate Co., Ltd...........................  11,600    214,347
    Heiwado Co., Ltd.....................................  12,800    296,832
#   Helios Techno Holdings Co., Ltd......................  11,800     76,516
    Hibino Corp..........................................   2,500     43,519
    Hibiya Engineering, Ltd..............................   7,600    118,807
    Hiday Hidaka Corp....................................   5,801    114,167
    Hikari Tsushin, Inc..................................   1,300    208,368
    HI-LEX Corp..........................................   4,700     89,634
    Hino Motors, Ltd.....................................  59,500    597,381
    Hinokiya Group Co., Ltd..............................   2,400     42,113
    Hioki EE Corp........................................   2,000     75,421
    Hirakawa Hewtech Corp................................   1,900     21,258
#   Hiramatsu, Inc.......................................  14,800     45,641
#   Hirano Tecseed Co., Ltd..............................   5,000     66,422
    Hirata Corp..........................................   4,200    259,970
    Hirose Electric Co., Ltd.............................   3,355    360,364
#   Hirose Tusyo, Inc....................................   1,900     34,949
    Hiroshima Bank, Ltd. (The)...........................  68,100    394,178
    Hiroshima Gas Co., Ltd...............................   9,300     28,983
    HIS Co., Ltd.........................................  13,400    506,712
    Hisaka Works, Ltd....................................   8,600     65,625
    Hisamitsu Pharmaceutical Co., Inc....................   1,500     76,815
    Hitachi Capital Corp.................................  38,300    872,875
    Hitachi Chemical Co., Ltd............................  19,400    319,996
    Hitachi Construction Machinery Co., Ltd..............  30,400    772,062
    Hitachi High-Technologies Corp.......................  12,400    448,137
    Hitachi Metals, Ltd..................................  37,300    419,625
    Hitachi Transport System, Ltd........................  19,000    530,598
    Hitachi Zosen Corp...................................  67,900    225,895
    Hitachi, Ltd......................................... 157,200  4,945,272
    Hitachi, Ltd., ADR...................................   2,000    125,860
#   Hito Communications, Inc.............................   2,200     30,655
    Hochiki Corp.........................................   6,500     63,200
    Hoden Seimitsu Kako Kenkyusho Co., Ltd...............   1,000     10,881
    Hodogaya Chemical Co., Ltd...........................   2,500     47,797
    Hogy Medical Co., Ltd................................   5,600    186,990
    Hokkaido Electric Power Co., Inc.....................  57,300    397,441
    Hokkaido Gas Co., Ltd................................   4,700     63,818
    Hokkan Holdings, Ltd.................................   5,200     77,579
    Hokko Chemical Industry Co., Ltd.....................   8,500     39,944
    Hokkoku Bank, Ltd. (The).............................   8,600    258,551
    Hokuetsu Corp........................................  53,000    287,531
    Hokuetsu Industries Co., Ltd.........................  11,900    122,529
    Hokuhoku Financial Group, Inc........................  41,900    480,323
    Hokuriku Electric Industry Co., Ltd..................   3,300     29,200
*   Hokuriku Electric Power Co...........................  42,000    369,683
    Hokuriku Electrical Construction Co., Ltd............   5,000     40,776
    Hokuto Corp..........................................   6,400    116,830

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Honda Motor Co., Ltd., Sponsored ADR.................  10,600 $  318,742
    Honda Motor Co., Ltd................................. 259,300  7,784,692
    Honda Tsushin Kogyo Co., Ltd.........................   6,800     34,666
    H-One Co., Ltd.......................................  10,500     98,355
    Honeys Holdings Co., Ltd.............................   6,900     59,414
    Honshu Chemical Industry Co., Ltd....................   1,800     19,911
#   Hoosiers Holdings....................................  18,200    111,580
    Horiba, Ltd..........................................  15,700    772,824
    Hoshizaki Corp.......................................   2,200    156,229
    Hosiden Corp.........................................  22,400    170,377
    Hosokawa Micron Corp.................................   4,300    175,582
#   Hotland Co., Ltd.....................................   2,600     29,995
    House Foods Group, Inc...............................  12,000    417,779
    Howa Machinery, Ltd..................................   4,000     29,572
    Hoya Corp............................................  13,100    760,289
    Hulic Co., Ltd.......................................  12,400    114,420
    Hyakugo Bank, Ltd. (The).............................  90,500    327,739
    Hyakujushi Bank, Ltd. (The)..........................   8,700    202,671
    I K K, Inc...........................................   5,600     37,470
    Ibiden Co., Ltd......................................  31,800    463,571
    IBJ Leasing Co., Ltd.................................  16,800    387,284
    IBJ, Inc.............................................   3,200     25,742
    Ichibanya Co., Ltd...................................   3,098    126,174
    Ichigo, Inc.......................................... 137,900    476,860
    Ichiken Co., Ltd.....................................   3,100     55,777
    Ichikoh Industries, Ltd..............................  23,000    127,413
    Ichimasa Kamaboko Co., Ltd...........................   3,500     32,267
    Ichinen Holdings Co., Ltd............................  12,700    138,721
    Ichiyoshi Securities Co., Ltd........................  23,500    195,068
    Icom, Inc............................................   4,000     77,572
    Idec Corp............................................  14,800    272,830
    Idemitsu Kosan Co., Ltd..............................  50,200  1,771,429
    IDOM, Inc............................................  37,000    138,423
    Ihara Science Corp...................................   4,200     57,967
    IHI Corp.............................................  34,700  1,099,004
    Iida Group Holdings Co., Ltd.........................  17,000    309,380
    Iino Kaiun Kaisha, Ltd...............................  32,700    115,880
    IJT Technology Holdings Co., Ltd.....................  15,400     93,167
    Ikegami Tsushinki Co., Ltd...........................   2,500     27,166
#   IMAGICA GROUP, Inc...................................   7,200     34,949
    Imasen Electric Industrial...........................   7,400     68,614
    Inaba Denki Sangyo Co., Ltd..........................   5,700    222,562
    Inaba Seisakusho Co., Ltd............................   3,800     42,964
    Inabata & Co., Ltd...................................  17,000    224,065
    Inageya Co., Ltd.....................................   4,200     49,460
    Ines Corp............................................   1,800     21,857
    I-Net Corp...........................................   7,310     89,982
    Infocom Corp.........................................   6,600    223,462
#   Infomart Corp........................................  27,400    292,465
    Information Development Co., Ltd.....................   3,700     48,781
    Information Services International-Dentsu, Ltd.......   4,900    130,934
    Innotech Corp........................................   8,200     75,899
    Inpex Corp...........................................  88,200    847,815
    Intage Holdings, Inc.................................  17,300    137,565
#   Intellex Co., Ltd....................................   1,100      6,587
#   Intelligent Wave, Inc................................   1,600      9,674
    Inter Action Corp....................................   1,700     37,213
    Internet Initiative Japan, Inc.......................  19,300    454,854
    Inui Global Logistics Co., Ltd.......................   5,100     33,467

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    I-O Data Device, Inc.................................   4,300 $   46,241
    IR Japan Holdings, Ltd...............................   2,200     24,904
    Iriso Electronics Co., Ltd...........................  10,600    434,149
    I'rom Group Co., Ltd.................................     900     12,456
#   Ise Chemicals Corp...................................     600     18,200
    Iseki & Co., Ltd.....................................   7,400    107,974
    Isetan Mitsukoshi Holdings, Ltd......................  44,900    462,084
#   Ishihara Chemical Co., Ltd...........................   1,600     25,043
*   Ishihara Sangyo Kaisha, Ltd..........................  15,600    159,089
    Ishizuka Glass Co., Ltd..............................     600     10,756
#   Isolite Insulating Products Co., Ltd.................   4,700     25,112
#   Istyle, Inc..........................................  11,100     84,575
    Isuzu Motors, Ltd.................................... 125,300  1,863,881
*   ITbook Holdings Co., Ltd.............................   4,600     16,198
    Itfor, Inc...........................................   5,500     38,191
    Ito En, Ltd..........................................  11,100    495,180
    ITOCHU Corp..........................................  55,800  1,023,606
    Itochu Enex Co., Ltd.................................  26,700    233,480
    Itochu Techno-Solutions Corp.........................  13,200    275,310
    Itochu-Shokuhin Co., Ltd.............................   1,600     67,652
    Itoham Yonekyu Holdings, Inc.........................  34,500    219,489
    Itoki Corp...........................................  15,400     79,890
*   Itokuro, Inc.........................................   1,600     49,130
    IwaiCosmo Holdings, Inc..............................   7,900     90,068
#   Iwaki & Co., Ltd.....................................  11,000     41,041
    Iwasaki Electric Co., Ltd............................   3,500     40,824
#   Iwatani Corp.........................................  26,000    888,848
    Iwatsu Electric Co., Ltd.............................   4,300     30,638
    Iyo Bank, Ltd. (The).................................  58,400    322,712
    Izumi Co., Ltd.......................................   5,200    262,203
    J Front Retailing Co., Ltd...........................  47,900    549,042
#   J Trust Co., Ltd.....................................  31,800    119,453
    JAC Recruitment Co., Ltd.............................   4,600     92,858
    Jaccs Co., Ltd.......................................   9,200    158,015
    Jafco Co., Ltd.......................................  16,400    575,613
    Jalux, Inc...........................................   3,200     70,280
    Jamco Corp...........................................   5,800    135,855
    Janome Sewing Machine Co., Ltd.......................   7,000     31,543
    Japan Airlines Co., Ltd..............................  21,700    790,064
    Japan Airport Terminal Co., Ltd......................   5,300    203,076
    Japan Asia Group, Ltd................................   8,500     28,674
#*  Japan Asia Investment Co., Ltd.......................   9,000     17,398
*   Japan Asset Marketing Co., Ltd.......................  50,200     47,073
    Japan Aviation Electronics Industry, Ltd.............  33,800    440,502
    Japan Best Rescue System Co., Ltd....................   3,800     43,570
    Japan Cash Machine Co., Ltd..........................   8,500     77,405
#*  Japan Display, Inc................................... 285,200    190,029
#   Japan Electronic Materials Corp......................   4,200     28,303
    Japan Exchange Group, Inc............................  42,800    753,651
    Japan Foundation Engineering Co., Ltd................   8,700     27,408
#   Japan Investment Adviser Co., Ltd....................   3,000    110,133
    Japan Lifeline Co., Ltd..............................  13,500    205,461
    Japan Material Co., Ltd..............................  18,100    209,500
    Japan Meat Co., Ltd..................................   5,400     83,683
    Japan Medical Dynamic Marketing, Inc.................   8,300     86,661
    Japan Oil Transportation Co., Ltd....................   1,100     28,670
    Japan Petroleum Exploration Co., Ltd.................   9,800    183,866
    Japan Post Holdings Co., Ltd......................... 111,000  1,364,524
    Japan Property Management Center Co., Ltd............   3,600     28,146

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Japan Pulp & Paper Co., Ltd..........................   3,600 $  128,640
    Japan Securities Finance Co., Ltd....................  39,500    216,777
    Japan Steel Works, Ltd. (The)........................  34,000    629,149
    Japan Tobacco, Inc...................................  57,700  1,460,718
    Japan Transcity Corp.................................  12,000     46,877
    Japan Wool Textile Co., Ltd. (The)...................  20,600    165,499
    Jastec Co., Ltd......................................   2,800     23,037
    JBCC Holdings, Inc...................................   6,700     88,853
    JCR Pharmaceuticals Co., Ltd.........................     600     31,226
    JCU Corp.............................................  10,500    151,379
    Jeol, Ltd............................................  18,700    339,495
    JFE Holdings, Inc....................................  68,600  1,209,240
#   JFLA Holdings, Inc...................................   7,200     26,559
    JGC Corp.............................................  14,700    225,536
#*  JIG-SAW, Inc.........................................     800     18,416
    Jimoto Holdings, Inc.................................  65,400     71,474
    JINS, Inc............................................   4,100    205,623
    JK Holdings Co., Ltd.................................   4,900     23,885
    JMS Co., Ltd.........................................   7,600     39,155
    Joban Kosan Co., Ltd.................................   2,900     41,854
    J-Oil Mills, Inc.....................................   3,900    136,088
    Joshin Denki Co., Ltd................................   5,100    106,644
    Joyful Honda Co., Ltd................................   1,900     25,019
    JP-Holdings, Inc.....................................  15,500     39,954
    JSP Corp.............................................   4,700     96,378
    JSR Corp.............................................  26,500    428,463
    JTEKT Corp...........................................  84,200  1,093,604
    Juki Corp............................................  19,000    207,800
    Juroku Bank, Ltd. (The)..............................  11,400    250,002
    Justsystems Corp.....................................   6,400    130,401
    JVC Kenwood Corp.....................................  99,600    233,712
    JXTG Holdings, Inc................................... 780,800  4,264,830
    K&O Energy Group, Inc................................   4,200     55,739
    kabu.com Securities Co., Ltd.........................  55,600    276,374
*   Kadokawa Dwango......................................  20,800    225,801
    Kadoya Sesame Mills, Inc.............................     500     23,880
    Kaga Electronics Co., Ltd............................   6,900    128,251
    Kagome Co., Ltd......................................   5,600    149,444
    Kajima Corp.......................................... 121,000  1,721,184
    Kakaku.com, Inc......................................  19,300    338,827
    Kaken Pharmaceutical Co., Ltd........................   9,400    444,069
    Kakiyasu Honten Co., Ltd.............................   4,700    102,466
    Kameda Seika Co., Ltd................................   4,500    204,283
    Kamei Corp...........................................   9,400    100,055
    Kamigumi Co., Ltd....................................  18,400    407,341
    Kanaden Corp.........................................   6,900     72,992
    Kanagawa Chuo Kotsu Co., Ltd.........................   2,100     71,071
    Kanamic Network Co., Ltd.............................     800     12,819
    Kanamoto Co., Ltd....................................  20,000    555,693
    Kandenko Co., Ltd....................................  35,200    330,666
    Kaneka Corp..........................................  16,000    625,517
    Kaneko Seeds Co., Ltd................................   3,200     37,397
    Kanematsu Corp.......................................  39,600    476,761
    Kanematsu Electronics, Ltd...........................   6,100    178,945
    Kansai Electric Power Co., Inc. (The)................  37,400    569,284
*   Kansai Mirai Financial Group, Inc....................  33,235    246,968
    Kansai Paint Co., Ltd................................   8,600    150,904
    Kansai Super Market, Ltd.............................   3,900     35,254
    Kanto Denka Kogyo Co., Ltd...........................  28,800    239,861

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WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Kao Corp.............................................  16,700 $1,180,662
    Kappa Create Co., Ltd................................   2,000     25,669
    Kasai Kogyo Co., Ltd.................................  14,200    114,422
    Katakura Industries Co., Ltd.........................   8,900     93,211
    Kato Sangyo Co., Ltd.................................   6,700    195,890
    Kato Works Co., Ltd..................................   4,000    100,212
    KAWADA TECHNOLOGIES, Inc.............................   1,900    118,207
#   Kawagishi Bridge Works Co., Ltd......................     600     13,160
    Kawai Musical Instruments Manufacturing Co., Ltd.....   2,700     75,168
    Kawasaki Heavy Industries, Ltd.......................  32,800    826,351
#*  Kawasaki Kisen Kaisha, Ltd...........................  32,674    426,369
    Kawasumi Laboratories, Inc...........................   6,200     38,417
    KDDI Corp............................................ 143,500  3,585,294
    Keihan Holdings Co., Ltd.............................  31,600  1,303,091
    Keihanshin Building Co., Ltd.........................  13,600    111,350
    Keihin Co., Ltd......................................   1,500     17,274
    Keihin Corp..........................................  26,600    476,179
    Keikyu Corp..........................................  12,400    211,198
    Keio Corp............................................   5,700    327,450
    Keisei Electric Railway Co., Ltd.....................   4,299    136,300
    Keiyo Bank, Ltd. (The)...............................  42,000    264,892
    Keiyo Co., Ltd.......................................  14,400     68,846
    KEL Corp.............................................   1,800     15,317
    Kenedix, Inc.........................................  45,900    241,681
    Kenko Mayonnaise Co., Ltd............................   4,700     88,455
    Kewpie Corp..........................................  19,500    443,191
    Key Coffee, Inc......................................   3,600     66,954
    Keyence Corp.........................................   3,200  1,646,768
    KFC Holdings Japan, Ltd..............................   5,600    102,069
    KFC, Ltd.............................................     700     12,107
    KH Neochem Co., Ltd..................................   8,300    195,311
*   KI Holdings Co., Ltd.................................   3,000      8,444
    Kimoto Co., Ltd......................................  17,300     29,818
#   Kimura Chemical Plants Co., Ltd......................   5,900     18,787
    Kinden Corp..........................................  20,600    338,388
    King Co., Ltd........................................   2,100      9,711
    King Jim Co., Ltd....................................   4,200     30,113
#*  Kinki Sharyo Co., Ltd. (The).........................   1,800     32,753
*   Kintetsu Department Store Co., Ltd...................   2,400     74,500
    Kintetsu Group Holdings Co., Ltd.....................   9,800    427,705
    Kintetsu World Express, Inc..........................  23,600    342,134
    Kirin Holdings Co., Ltd..............................  39,400    940,630
    Kirindo Holdings Co., Ltd............................   5,500     70,063
    Kissei Pharmaceutical Co., Ltd.......................  11,700    317,924
    Ki-Star Real Estate Co., Ltd.........................   5,100     84,829
    Kitagawa Corp........................................   5,100    104,571
    Kita-Nippon Bank, Ltd. (The).........................   2,900     55,329
    Kitano Construction Corp.............................   1,600     46,692
#   Kitanotatsujin Corp..................................  16,200     63,709
    Kito Corp............................................  15,500    239,712
    Kitz Corp............................................  22,900    187,483
    Kiyo Bank, Ltd. (The)................................  23,800    342,598
#*  KLab, Inc............................................  21,400    181,351
*   KNT-CT Holdings Co., Ltd.............................   3,300     37,331
    Koa Corp.............................................   9,900    141,834
    Koatsu Gas Kogyo Co., Ltd............................   9,300     63,064
#   Kobayashi Metals, Ltd................................   3,100      7,902
    Kobayashi Pharmaceutical Co., Ltd....................   2,400    152,528
    Kobe Bussan Co., Ltd.................................   8,400    260,888

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
*   Kobe Electric Railway Co., Ltd.......................   1,500 $   53,256
    Kobe Steel, Ltd...................................... 210,000  1,686,976
    Koei Tecmo Holdings Co., Ltd.........................   2,500     41,940
    Kohnan Shoji Co., Ltd................................   2,200     55,617
    Kohsoku Corp.........................................   3,600     33,359
    Koito Manufacturing Co., Ltd.........................  12,500    752,796
*   Kojima Co., Ltd......................................   9,800     51,990
    Kokusai Co., Ltd.....................................   1,000      7,061
    Kokuyo Co., Ltd......................................  19,000    277,460
    KOMAIHALTEC, Inc.....................................     900     15,395
    Komatsu Matere Co., Ltd..............................   5,800     39,408
    Komatsu Wall Industry Co., Ltd.......................   3,000     51,405
    Komatsu, Ltd.........................................  41,600  1,095,416
    KOMEDA Holdings Co., Ltd.............................  14,000    268,043
    Komehyo Co., Ltd.....................................   3,700     38,596
    Komeri Co., Ltd......................................  11,200    283,396
    Komori Corp..........................................  19,000    202,146
    Konaka Co., Ltd......................................   9,600     39,189
    Konami Holdings Corp.................................  10,500    482,234
    Kondotec, Inc........................................   4,600     39,697
    Konica Minolta, Inc.................................. 184,200  1,854,711
    Konishi Co., Ltd.....................................   9,300    135,192
    Konoike Transport Co., Ltd...........................   9,600    143,865
#   Konoshima Chemical Co., Ltd..........................   3,900     23,702
    Kosaido Co., Ltd.....................................   8,600     52,244
    Kose Corp............................................   2,800    411,033
    Kosei Securities Co., Ltd. (The).....................   3,000     20,725
    Koshidaka Holdings Co., Ltd..........................  14,000    200,692
    Kotobuki Spirits Co., Ltd............................   5,700    213,276
#*  Kourakuen Holdings Corp..............................   3,500     71,543
    Krosaki Harima Corp..................................   3,300    173,743
    KRS Corp.............................................   3,700     69,482
    K's Holdings Corp....................................  57,600    573,902
#   KU Holdings Co., Ltd.................................   2,700     19,372
    Kubota Corp., Sponsored ADR..........................   1,000     79,250
    Kubota Corp..........................................  18,000    285,373
    Kumagai Gumi Co., Ltd................................  16,600    520,697
#   Kumiai Chemical Industry Co., Ltd....................  21,363    132,781
    Kunimine Industries Co., Ltd.........................   2,200     16,239
    Kura Corp............................................   3,200    165,821
    Kurabo Industries, Ltd...............................   6,600    142,326
    Kuraray Co., Ltd..................................... 130,500  2,006,911
    Kureha Corp..........................................   6,700    420,302
    Kurimoto, Ltd........................................   4,400     56,400
    Kurita Water Industries, Ltd.........................  21,900    556,770
    Kuriyama Holdings Corp...............................   2,600     17,406
    Kushikatsu Tanaka Holdings Co........................   1,100     25,124
    Kusuri no Aoki Holdings Co., Ltd.....................   3,900    258,804
    KYB Corp.............................................   4,600    124,691
    Kyocera Corp.........................................  21,151  1,191,282
#   Kyoden Co., Ltd......................................  10,500     40,458
    Kyodo Printing Co., Ltd..............................   2,600     55,521
#   Kyoei Steel, Ltd.....................................   8,600    140,412
    Kyokuto Boeki Kaisha, Ltd............................   2,200     32,907
    Kyokuto Kaihatsu Kogyo Co., Ltd......................  11,100    156,694
    Kyokuto Securities Co., Ltd..........................   7,800     81,511
    Kyokuyo Co., Ltd.....................................   4,300    109,046
    KYORIN Holdings, Inc.................................  14,800    314,262
    Kyoritsu Maintenance Co., Ltd........................  14,620    667,770

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
JAPAN -- (Continued)
    Kyoritsu Printing Co., Ltd...........................  16,700 $ 30,413
    Kyosan Electric Manufacturing Co., Ltd...............  19,800   75,237
    Kyowa Exeo Corp......................................  20,445  502,502
    Kyowa Hakko Kirin Co., Ltd...........................   2,800   53,681
    Kyowa Leather Cloth Co., Ltd.........................   5,900   40,803
    Kyudenko Corp........................................  12,200  438,603
    Kyushu Electric Power Co., Inc.......................  21,900  271,371
    Kyushu Financial Group, Inc..........................  90,299  367,853
    Kyushu Railway Co....................................   8,800  300,453
#   LAC Co., Ltd.........................................   4,500   61,724
    Lacto Japan Co., Ltd.................................   1,500  108,755
    Land Business Co., Ltd...............................   1,700   11,945
*   Laox Co., Ltd........................................  10,000   24,498
    Lasertec Corp........................................  13,000  428,532
    Lawson, Inc..........................................   6,000  369,850
    LEC, Inc.............................................  10,800  160,661
    Leopalace21 Corp..................................... 160,400  759,988
    Life Corp............................................  10,800  231,546
    LIFULL Co., Ltd......................................  13,100   86,282
    Like Co., Ltd........................................   1,200   11,574
*   LIKE Kidsnext Co., Ltd...............................   2,100   16,194
    Linical Co., Ltd.....................................   2,800   36,005
    Link And Motivation, Inc.............................  11,200   94,043
    Lintec Corp..........................................  14,200  314,449
    Lion Corp............................................  17,000  354,297
*   Litalico, Inc........................................     400    7,497
    LIXIL Group Corp.....................................  61,500  905,699
    LIXIL VIVA Corp......................................  14,800  213,175
    Look Holdings, Inc...................................   1,400   13,932
*   M&A Capital Partners Co., Ltd........................   2,100   97,183
    M3, Inc..............................................  34,700  502,212
    Mabuchi Motor Co., Ltd...............................   7,800  273,586
    Macnica Fuji Electronics Holdings, Inc...............  20,299  265,384
    Macromill, Inc.......................................  14,300  203,781
    Maeda Corp...........................................  38,100  376,392
    Maeda Kosen Co., Ltd.................................  10,800  253,783
    Maeda Road Construction Co., Ltd.....................  19,400  377,719
    Maezawa Industries, Inc..............................   2,800    9,037
    Maezawa Kasei Industries Co., Ltd....................   3,200   29,809
    Maezawa Kyuso Industries Co., Ltd....................   4,100   68,064
    Makino Milling Machine Co., Ltd......................   8,100  331,621
    Makita Corp..........................................   5,800  205,504
#   Mamezou Holdings Co., Ltd............................  11,300  105,122
    Mandom Corp..........................................   6,200  145,728
    Mani, Inc............................................   3,400  148,974
#   MarkLines Co., Ltd...................................   2,000   25,832
    Mars Group Holdings Corp.............................   2,900   56,952
    Marubeni Corp........................................ 101,500  791,151
    Marubun Corp.........................................   6,700   44,308
    Marudai Food Co., Ltd................................   8,700  140,393
    Marufuji Sheet Piling Co., Ltd.......................     400    8,251
    Maruha Nichiro Corp..................................  21,700  739,783
    Marui Group Co., Ltd.................................  40,300  818,290
    Maruichi Steel Tube, Ltd.............................  11,000  353,322
    Maruka Machinery Co., Ltd............................   2,400   44,895
#   Marusan Securities Co., Ltd..........................  10,200   75,191
    Maruwa Co., Ltd......................................   5,000  294,154
    Maruwa Unyu Kikan Co., Ltd...........................   4,400  146,978
    Maruyama Manufacturing Co., Inc......................     900   10,827

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Maruzen CHI Holdings Co., Ltd........................   5,300 $   15,482
    Maruzen Showa Unyu Co., Ltd..........................   4,400    108,467
    Marvelous, Inc.......................................  16,800    145,240
    Matching Service Japan Co., Ltd......................   1,800     23,827
    Matsuda Sangyo Co., Ltd..............................   5,600     73,528
    Matsui Construction Co., Ltd.........................   8,200     53,467
    Matsui Securities Co., Ltd...........................  19,400    208,440
    Matsumotokiyoshi Holdings Co., Ltd...................   9,400    290,387
    Matsuya Co., Ltd.....................................   7,300     67,290
    Matsuyafoods Holdings Co., Ltd.......................   4,000    132,527
    Max Co., Ltd.........................................  10,000    133,164
    Maxell Holdings, Ltd.................................  20,700    295,215
    Maxvalu Tokai Co., Ltd...............................   2,400     54,704
    Mazda Motor Corp..................................... 114,200  1,263,878
    McDonald's Holdings Co. Japan, Ltd...................   3,700    163,760
    MCJ Co., Ltd.........................................  34,200    231,347
    Mebuki Financial Group, Inc.......................... 208,590    584,846
#   MEC Co., Ltd.........................................   4,400     42,990
    Media Do Holdings Co., Ltd...........................   1,600     33,170
#*  Medical Data Vision Co., Ltd.........................   3,400     30,348
    Medical System Network Co., Ltd......................  15,500     57,803
    Medipal Holdings Corp................................  21,700    500,860
    Medius Holdings Co., Ltd.............................   1,200      7,429
    Megachips Corp.......................................   9,300    241,355
    Megmilk Snow Brand Co., Ltd..........................  34,300    910,173
    Meidensha Corp.......................................  20,800    280,519
    MEIJI Holdings Co., Ltd..............................  11,200    866,041
    Meiji Shipping Co., Ltd..............................   6,900     22,024
    Meiko Electronics Co., Ltd...........................  13,700    252,257
    Meiko Network Japan Co., Ltd.........................   9,100     79,351
    Meisei Industrial Co., Ltd...........................  15,100     97,588
    Meitec Corp..........................................   8,300    362,372
    Meito Sangyo Co., Ltd................................   4,200     50,412
    Meiwa Corp...........................................  11,400     44,320
    Meiwa Estate Co., Ltd................................   3,900     21,284
    Melco Holdings, Inc..................................   1,400     45,313
#   Members Co., Ltd.....................................     900      9,220
    Menicon Co., Ltd.....................................  13,100    326,020
    Mercuria Investment Co., Ltd.........................     900      5,856
    METAWATER Co., Ltd...................................   1,700     47,333
    Michinoku Bank, Ltd. (The)...........................   5,999     90,651
    Mie Kotsu Group Holdings, Inc........................  32,300    183,957
    Mikuni Corp..........................................  11,100     51,483
    Milbon Co., Ltd......................................   5,900    237,133
#   Mimaki Engineering Co., Ltd..........................  11,700     84,259
    Mimasu Semiconductor Industry Co., Ltd...............   9,500    122,109
    Minebea Mitsumi, Inc.................................  74,661  1,228,103
    Ministop Co., Ltd....................................   4,300     77,283
    Miraca Holdings, Inc.................................  29,400    727,301
    Miraial Co., Ltd.....................................   2,200     23,103
#   Mirait Holdings Corp.................................  21,500    310,735
#   Miroku Jyoho Service Co., Ltd........................   5,900    136,343
    Misawa Homes Co., Ltd................................  12,100     83,220
    MISUMI Group, Inc....................................  16,500    377,670
    Mitani Corp..........................................   1,900     95,034
    Mitani Sangyo Co., Ltd...............................   9,700     24,492
    Mitani Sekisan Co., Ltd..............................   1,400     32,871
    Mito Securities Co., Ltd.............................  23,200     57,508
    Mitsuba Corp.........................................  21,000    130,170

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
JAPAN -- (Continued)
    Mitsubishi Chemical Holdings Corp....................   293,600 $2,523,061
    Mitsubishi Corp......................................   115,000  3,370,445
    Mitsubishi Electric Corp.............................   223,600  2,813,622
    Mitsubishi Estate Co., Ltd...........................    68,200  1,207,923
    Mitsubishi Gas Chemical Co., Inc.....................    39,500    624,757
    Mitsubishi Heavy Industries, Ltd.....................    11,700    452,388
    Mitsubishi Kakoki Kaisha, Ltd........................     2,100     29,209
    Mitsubishi Logisnext Co., Ltd........................    16,000    166,419
    Mitsubishi Logistics Corp............................    18,200    466,269
    Mitsubishi Materials Corp............................    33,300    953,232
    Mitsubishi Motors Corp...............................   101,500    630,637
    Mitsubishi Paper Mills, Ltd..........................    11,200     58,240
    Mitsubishi Pencil Co., Ltd...........................     2,400     49,140
    Mitsubishi Research Institute, Inc...................     3,500    102,491
    Mitsubishi Shokuhin Co., Ltd.........................     5,700    149,083
    Mitsubishi Steel Manufacturing Co., Ltd..............     5,400     83,146
    Mitsubishi Tanabe Pharma Corp........................    26,000    407,331
    Mitsubishi UFJ Financial Group, Inc., Sponsored ADR..    47,200    253,936
    Mitsubishi UFJ Financial Group, Inc..................   955,400  5,124,687
    Mitsubishi UFJ Lease & Finance Co., Ltd..............   188,400    964,400
    Mitsuboshi Belting, Ltd..............................     6,000    114,641
    Mitsui & Co., Ltd., Sponsored ADR....................       400    130,502
    Mitsui & Co., Ltd....................................   132,700  2,168,042
    Mitsui Chemicals, Inc................................    61,800  1,551,488
*   Mitsui E&S Holdings Co., Ltd.........................    30,600    345,309
    Mitsui Fudosan Co., Ltd..............................    35,700    867,326
#   Mitsui High-Tec, Inc.................................     6,800     57,271
    Mitsui Matsushima Holdings Co., Ltd..................     3,800     47,973
    Mitsui Mining & Smelting Co., Ltd....................    34,500    813,917
    Mitsui OSK Lines, Ltd................................    33,900    847,024
    Mitsui Sugar Co., Ltd................................     4,800    130,314
*   Mitsui-Soko Holdings Co., Ltd........................    13,400    236,776
    Mitsuuroko Group Holdings Co., Ltd...................    13,100     93,006
    Mixi, Inc............................................    21,700    550,099
    Miyaji Engineering Group, Inc........................     2,100     37,911
    Miyazaki Bank, Ltd. (The)............................     5,700    143,377
    Miyoshi Oil & Fat Co., Ltd...........................     3,800     36,339
    Mizuho Financial Group, Inc.......................... 1,674,700  2,748,781
    Mizuno Corp..........................................     7,500    175,347
*   Mobile Factory, Inc..................................       900     12,497
    Mochida Pharmaceutical Co., Ltd......................     2,900    257,156
    Modec, Inc...........................................     5,600    125,445
#   Molitec Steel Co., Ltd...............................     5,800     22,296
    Monex Group, Inc.....................................    95,500    334,001
#   Money Partners Group Co., Ltd........................     8,500     22,619
    Monogatari Corp. (The)...............................     3,400    294,732
#   MonotaRO Co., Ltd....................................    20,400    435,601
    MORESCO Corp.........................................     3,400     48,862
    Morinaga & Co., Ltd..................................     7,700    316,497
    Morinaga Milk Industry Co., Ltd......................    22,800    663,125
    Morita Holdings Corp.................................    11,900    192,744
    Morito Co., Ltd......................................     7,000     46,180
    Morozoff, Ltd........................................       900     39,738
    Mory Industries, Inc.................................     2,400     51,859
    MrMax Holdings, Ltd..................................     5,200     24,074
    MS&AD Insurance Group Holdings, Inc..................    35,200  1,042,045
    MTI, Ltd.............................................    16,600     96,279
#   Mugen Estate Co., Ltd................................     6,100     33,051
    Murakami Corp........................................       400      9,261

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Murata Manufacturing Co., Ltd........................   9,924 $1,490,741
#   Musashi Seimitsu Industry Co., Ltd...................  32,000    465,342
    Musashino Bank, Ltd. (The)...........................  11,300    259,394
    Mutoh Holdings Co., Ltd..............................     900     15,005
*   Mynet, Inc...........................................   4,800     77,359
#   N Field Co., Ltd.....................................   3,400     26,861
    Nabtesco Corp........................................  25,700    679,943
    NAC Co., Ltd.........................................   6,900     65,116
    Nachi-Fujikoshi Corp.................................  10,000    401,253
    Nagano Bank, Ltd. (The)..............................   3,200     46,127
    Nagano Keiki Co., Ltd................................   4,200     31,336
    Nagase & Co., Ltd....................................  27,700    405,436
    Nagatanien Holdings Co., Ltd.........................   6,000    129,779
    Nagawa Co., Ltd......................................   1,400     69,132
    Nagoya Railroad Co., Ltd.............................  16,100    426,086
    Naigai Tec Corp......................................     700      8,264
#   Naigai Trans Line, Ltd...............................   3,100     40,003
    Nakabayashi Co., Ltd.................................   9,300     46,517
#   Nakamoto Packs Co., Ltd..............................   1,400     20,633
    Nakamuraya Co., Ltd..................................     600     22,758
    Nakanishi, Inc.......................................   9,900    170,159
    Nakano Corp..........................................   6,200     28,031
    Nakayama Steel Works, Ltd............................  10,100     46,890
    Nakayamafuku Co., Ltd................................   1,600      7,706
    Nakayo, Inc..........................................   1,200     15,600
    Namura Shipbuilding Co., Ltd.........................  20,900     87,097
    Nankai Electric Railway Co., Ltd.....................  14,300    382,953
    Nanto Bank, Ltd. (The)...............................  11,400    232,803
    Narasaki Sangyo Co., Ltd.............................   1,400     22,041
    Natori Co., Ltd......................................   2,500     36,435
    NEC Capital Solutions, Ltd...........................   5,300     78,489
    NEC Corp.............................................  50,500  1,697,051
    NEC Networks & System Integration Corp...............   6,400    141,362
    NET One Systems Co., Ltd.............................  27,100    567,966
    Neturen Co., Ltd.....................................  12,000     95,089
#*  New Japan Chemical Co., Ltd..........................  16,100     27,831
*   Nexon Co., Ltd.......................................  17,900    272,321
#   Nextage Co., Ltd.....................................   8,800     97,847
    Nexyz Group Corp.....................................   2,200     38,019
    NGK Insulators, Ltd..................................  50,700    779,683
    NGK Spark Plug Co., Ltd..............................  38,700    833,827
    NH Foods, Ltd........................................  17,600    696,457
    NHK Spring Co., Ltd.................................. 114,263  1,060,067
#   Nicca Chemical Co., Ltd..............................   2,100     17,621
#   Nice Holdings, Inc...................................   2,400     19,001
    Nichia Steel Works, Ltd..............................   7,700     19,424
    Nichias Corp.........................................  37,700    653,729
    Nichiban Co., Ltd....................................   4,000     72,779
    Nichicon Corp........................................  19,500    154,955
    Nichiden Corp........................................   4,900     70,551
    Nichiha Corp.........................................  17,200    440,850
    NichiiGakkan Co., Ltd................................  26,100    231,656
    Nichi-iko Pharmaceutical Co., Ltd....................  32,200    486,308
    Nichirei Corp........................................  32,500    881,247
    Nichireki Co., Ltd...................................   9,600     85,024
    Nichirin Co., Ltd....................................   6,200    109,184
    Nidec Corp...........................................   7,300    877,884
    Nifco, Inc...........................................  30,200    735,041
    Nihon Chouzai Co., Ltd...............................   4,700    144,896

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WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
#*  Nihon Dempa Kogyo Co., Ltd...........................  11,800 $   41,069
    Nihon Dengi Co., Ltd.................................   1,400     34,414
    Nihon Denkei Co., Ltd................................   2,600     33,254
#   Nihon Eslead Corp....................................   3,000     41,814
    Nihon Flush Co., Ltd.................................   1,900     32,292
    Nihon House Holdings Co., Ltd........................  24,600     96,385
    Nihon Kagaku Sangyo Co., Ltd.........................   4,300     48,456
    Nihon Kohden Corp....................................  11,200    352,868
    Nihon M&A Center, Inc................................  21,600    541,484
    Nihon Nohyaku Co., Ltd...............................  18,800     85,281
    Nihon Parkerizing Co., Ltd...........................  22,100    261,508
    Nihon Plast Co., Ltd.................................   7,600     53,598
    Nihon Tokushu Toryo Co., Ltd.........................   5,000     60,414
    Nihon Unisys, Ltd....................................  35,900    858,153
    Nihon Yamamura Glass Co., Ltd........................   2,700     36,599
#   Nikkato Corp.........................................   2,700     24,155
    Nikkiso Co., Ltd.....................................  15,900    147,758
    Nikko Co., Ltd.......................................   1,600     33,400
    Nikkon Holdings Co., Ltd.............................  21,000    528,869
    Nikon Corp...........................................  36,800    629,222
    Nintendo Co., Ltd....................................   1,600    485,261
    Nippi, Inc...........................................   1,000     29,962
    Nippo Corp...........................................  16,000    305,424
    Nippon Air Conditioning Services Co., Ltd............   6,100     35,894
    Nippon Beet Sugar Manufacturing Co., Ltd.............   4,000     63,583
    Nippon Carbide Industries Co., Inc...................   3,800     59,286
#   Nippon Carbon Co., Ltd...............................   5,800    230,579
    Nippon Ceramic Co., Ltd..............................   3,000     69,632
    Nippon Chemi-Con Corp................................   9,500    190,653
    Nippon Chemiphar Co., Ltd............................     900     26,941
    Nippon Coke & Engineering Co., Ltd................... 109,500     97,741
    Nippon Commercial Development Co., Ltd...............   7,300    101,689
#   Nippon Computer Dynamics Co., Ltd....................   1,800     19,033
    Nippon Concept Corp..................................   5,400     48,640
    Nippon Concrete Industries Co., Ltd..................  16,800     40,152
#   Nippon Denko Co., Ltd................................  42,600     87,148
    Nippon Densetsu Kogyo Co., Ltd.......................  12,100    265,189
    Nippon Electric Glass Co., Ltd.......................  16,700    465,072
    Nippon Express Co., Ltd..............................  20,200  1,278,278
    Nippon Filcon Co., Ltd...............................   6,000     28,148
    Nippon Fine Chemical Co., Ltd........................   4,800     47,963
    Nippon Flour Mills Co., Ltd..........................  21,600    362,392
    Nippon Gas Co., Ltd..................................  24,100    886,600
    Nippon Hume Corp.....................................   9,000     63,880
    Nippon Kanzai Co., Ltd...............................   2,200     37,958
    Nippon Kayaku Co., Ltd...............................  40,900    514,997
    Nippon Kinzoku Co., Ltd..............................   2,800     32,178
#   Nippon Kodoshi Corp..................................   3,100     46,791
    Nippon Koei Co., Ltd.................................   4,900    114,874
    Nippon Koshuha Steel Co., Ltd........................   3,200     15,856
    Nippon Light Metal Holdings Co., Ltd................. 355,400    788,633
#   Nippon Paint Holdings Co., Ltd.......................  10,200    342,319
#   Nippon Paper Industries Co., Ltd.....................  37,300    731,385
    Nippon Parking Development Co., Ltd..................  53,200     76,825
    Nippon Pillar Packing Co., Ltd.......................   8,400    102,624
    Nippon Piston Ring Co., Ltd..........................   1,400     22,574
    Nippon Road Co., Ltd. (The)..........................   2,700    156,946
    Nippon Seiki Co., Ltd................................  16,900    313,596
    Nippon Seisen Co., Ltd...............................   1,200     35,580

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WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
#*  Nippon Sharyo, Ltd...................................   4,800 $  108,225
    Nippon Sheet Glass Co., Ltd..........................  66,700    603,262
    Nippon Shinyaku Co., Ltd.............................     800     50,840
    Nippon Shokubai Co., Ltd.............................   6,500    430,850
    Nippon Signal Co., Ltd...............................  19,500    169,763
    Nippon Soda Co., Ltd.................................   9,400    238,166
    Nippon Steel & Sumikin Bussan Corp...................   5,600    234,196
    Nippon Steel & Sumitomo Metal Corp...................  97,099  1,798,110
    Nippon Suisan Kaisha, Ltd............................ 161,400    996,936
    Nippon Systemware Co., Ltd...........................   3,100     51,247
    Nippon Telegraph & Telephone Corp....................  20,900    898,453
    Nippon Thompson Co., Ltd.............................  14,900     77,518
    Nippon Tungsten Co., Ltd.............................     800     17,593
    Nippon View Hotel Co., Ltd...........................   2,800     27,831
    Nippon Yakin Kogyo Co., Ltd..........................  46,900    109,866
    Nippon Yusen K.K.....................................  37,700    631,176
    Nipro Corp...........................................  73,400    985,033
    Nishikawa Rubber Co., Ltd............................     300      5,353
    Nishimatsu Construction Co., Ltd.....................  20,100    468,602
#   Nishimatsuya Chain Co., Ltd..........................  11,000     90,688
    Nishi-Nippon Financial Holdings, Inc.................  53,000    478,024
    Nishi-Nippon Railroad Co., Ltd.......................  15,500    396,018
    Nishio Rent All Co., Ltd.............................  12,200    383,068
    Nissan Chemical Corp.................................   7,400    393,451
    Nissan Motor Co., Ltd................................ 508,200  4,340,025
    Nissan Shatai Co., Ltd...............................  27,700    253,297
    Nissan Tokyo Sales Holdings Co., Ltd.................  10,900     30,349
#   Nissei ASB Machine Co., Ltd..........................   5,900    209,465
    Nissei Corp..........................................   1,700     17,490
    Nissei Plastic Industrial Co., Ltd...................   5,600     46,171
#   Nissha Co., Ltd......................................   8,700    114,144
    Nisshin Fudosan Co...................................  12,600     50,669
    Nisshin Oillio Group, Ltd. (The).....................  11,500    329,601
    Nisshin Seifun Group, Inc............................   3,200     64,576
    Nisshinbo Holdings, Inc..............................  53,848    469,775
    Nissin Corp..........................................   5,600     90,223
    Nissin Electric Co., Ltd.............................  17,100    149,719
    Nissin Foods Holdings Co., Ltd.......................   1,000     63,663
    Nissin Kogyo Co., Ltd................................  14,900    202,933
    Nissin Sugar Co., Ltd................................   4,700     87,543
    Nissui Pharmaceutical Co., Ltd.......................   6,300     67,849
    Nitori Holdings Co., Ltd.............................   2,300    299,505
    Nitta Corp...........................................   4,800    157,377
    Nitta Gelatin, Inc...................................   5,000     30,510
    Nittan Valve Co., Ltd................................  12,900     38,758
    Nittetsu Mining Co., Ltd.............................   2,000     82,662
    Nitto Boseki Co., Ltd................................   7,800    137,311
    Nitto Denko Corp.....................................  21,400  1,210,496
#   Nitto FC Co., Ltd....................................   6,200     41,213
    Nitto Kogyo Corp.....................................  10,300    186,132
    Nitto Kohki Co., Ltd.................................   2,600     50,232
    Nitto Seiko Co., Ltd.................................   8,700     40,501
#   Nittoc Construction Co., Ltd.........................  10,600     61,173
    Nittoku Engineering Co., Ltd.........................   4,200    100,007
    NJS Co., Ltd.........................................   2,000     26,967
#   nms Holdings Co......................................   6,300     18,858
    Noda Corp............................................   5,100     31,775
    Noevir Holdings Co., Ltd.............................   5,300    226,922
    NOF Corp.............................................  20,700    682,449

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Nohmi Bosai, Ltd.....................................   5,500 $   92,821
    Nojima Corp..........................................  17,900    353,375
    NOK Corp.............................................  28,500    460,299
    Nomura Co., Ltd......................................   9,800    266,913
    Nomura Holdings, Inc................................. 339,600  1,326,078
#   Nomura Holdings, Inc., Sponsored ADR.................  10,300     38,728
    Nomura Real Estate Holdings, Inc.....................  31,300    607,895
    Nomura Research Institute, Ltd.......................   4,103    167,903
    Noritake Co., Ltd....................................   4,200    199,480
    Noritsu Koki Co., Ltd................................   7,800    124,594
    Noritz Corp..........................................  12,200    169,792
    North Pacific Bank, Ltd.............................. 116,100    310,691
    Nozawa Corp..........................................   2,600     22,063
    NS Solutions Corp....................................   9,300    244,960
    NS Tool Co., Ltd.....................................   4,900    112,783
    NS United Kaiun Kaisha, Ltd..........................   5,100    130,341
    NSD Co., Ltd.........................................   6,170    131,055
    NSK, Ltd.............................................  83,800    817,366
    NTN Corp............................................. 331,200  1,088,364
    NTT Data Corp........................................  36,000    429,163
    NTT DOCOMO, Inc...................................... 141,400  3,397,388
    NuFlare Technology, Inc..............................     900     43,300
#   OAK Capital Corp.....................................  22,700     28,693
#   Oat Agrio Co., Ltd...................................   2,000     38,103
    Obara Group, Inc.....................................   5,900    193,281
    Obayashi Corp........................................ 150,200  1,429,194
    Obic Co., Ltd........................................   1,700    161,106
    Odakyu Electric Railway Co., Ltd.....................  16,299    366,257
    Odelic Co., Ltd......................................   1,600     56,592
    Oenon Holdings, Inc..................................  16,000     51,455
    Ogaki Kyoritsu Bank, Ltd. (The)......................  14,100    293,632
    Ohashi Technica, Inc.................................   3,800     44,218
#   Ohba Co., Ltd........................................   4,600     25,882
    Ohsho Food Service Corp..............................   3,600    241,524
    Oiles Corp...........................................   3,900     65,199
    Oita Bank, Ltd. (The)................................   4,900    150,067
    Oji Holdings Corp.................................... 248,000  1,436,066
    Okabe Co., Ltd.......................................  14,700    115,684
    Okada Aiyon Corp.....................................     800     10,864
#   Okamoto Industries, Inc..............................   3,600    184,963
#   Okamoto Machine Tool Works, Ltd......................   1,900     39,750
    Okamura Corp.........................................  19,500    251,403
    Okasan Securities Group, Inc.........................  60,000    263,641
    Oki Electric Industry Co., Ltd.......................  55,400    715,557
    Okinawa Cellular Telephone Co........................   4,700    166,646
    Okinawa Electric Power Co., Inc. (The)...............  10,483    198,329
    OKK Corp.............................................   2,400     17,753
    OKUMA Corp...........................................   6,999    361,995
    Okumura Corp.........................................   8,900    281,239
    Okura Industrial Co., Ltd............................   3,400     55,284
    Okuwa Co., Ltd.......................................  12,000    112,548
    Olympus Corp.........................................  10,000    410,210
    Omron Corp...........................................  19,800    813,151
    Ono Pharmaceutical Co., Ltd..........................   2,300     50,246
#   ONO Sokki Co., Ltd...................................   3,300     18,307
    Onoken Co., Ltd......................................   6,000     90,733
    Onward Holdings Co., Ltd.............................  44,600    260,749
    Ootoya Holdings Co., Ltd.............................   1,000     20,580
*   Open Door, Inc.......................................   2,300     59,749

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WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Open House Co., Ltd..................................  12,000 $  502,462
#*  OPT Holding, Inc.....................................   4,300     62,937
#   Optex Group Co., Ltd.................................   6,800    119,537
    Oracle Corp..........................................   1,700    123,861
    Organo Corp..........................................   2,600     61,035
    Orient Corp.......................................... 172,100    202,653
    Oriental Land Co., Ltd...............................   6,400    656,217
    Origin Electric Co., Ltd.............................   2,100     33,105
    ORIX Corp............................................ 290,500  4,381,848
    Osaka Gas Co., Ltd...................................  19,300    382,109
    Osaka Organic Chemical Industry, Ltd.................   8,500     88,121
    Osaka Soda Co., Ltd..................................   4,400    100,767
    Osaka Steel Co., Ltd.................................   5,100     92,682
    OSAKA Titanium Technologies Co., Ltd.................   8,900    136,855
    Osaki Electric Co., Ltd..............................  17,900    118,821
    OSG Corp.............................................  33,900    693,831
    OSJB Holdings Corp...................................  37,300    104,045
    Otsuka Corp..........................................   6,800    220,103
    Otsuka Holdings Co., Ltd.............................   5,600    229,687
*   Otsuka Kagu, Ltd.....................................   5,900     21,230
#   Outsourcing, Inc.....................................  30,900    354,752
    Oval Corp............................................   3,700      7,899
    Oyo Corp.............................................   9,400     99,138
    Pacific Industrial Co., Ltd..........................  18,600    263,307
#   Pacific Metals Co., Ltd..............................   5,900    158,592
    Pack Corp. (The).....................................   3,200     84,710
    PAL GROUP Holdings Co., Ltd..........................   6,000    165,327
    PALTAC Corp..........................................   9,600    462,641
#   Paltek Corp..........................................   3,100     16,873
    Panasonic Corp....................................... 350,000  3,427,277
#   PAPYLESS Co., Ltd....................................     500     11,410
    Paraca, Inc..........................................   2,700     40,646
    Paramount Bed Holdings Co., Ltd......................   4,700    197,065
    Parco Co., Ltd.......................................   7,400     70,442
    Paris Miki Holdings, Inc.............................  10,400     38,307
#   Park24 Co., Ltd......................................  17,900    427,144
*   Pasco Corp...........................................   1,600     11,849
#   Pasona Group, Inc....................................  12,400    157,146
    PC Depot Corp........................................   8,700     35,360
    PCI Holdings, Inc....................................   1,000     21,654
    Pegasus Sewing Machine Manufacturing Co., Ltd........   6,000     38,401
    Penta-Ocean Construction Co., Ltd.................... 177,600  1,042,601
#   Pepper Food Service Co., Ltd.........................   3,800     89,888
    Persol Holdings Co., Ltd.............................  13,800    245,720
*   Phil Co., Inc........................................     500     21,963
    PIA Corp.............................................   1,600     51,113
#   Pigeon Corp..........................................   9,400    368,549
    Pilot Corp...........................................  10,200    497,891
    Piolax, Inc..........................................   9,300    189,881
*   Pioneer Corp......................................... 133,500     79,829
    Plant Co., Ltd.......................................   1,200     11,096
    Plenus Co., Ltd......................................   5,600     94,566
    Pola Orbis Holdings, Inc.............................   7,200    215,349
    Poletowin Pitcrew Holdings, Inc......................  12,000     96,051
    Press Kogyo Co., Ltd.................................  37,100    201,402
    Pressance Corp.......................................  23,400    318,679
    Prestige International, Inc..........................  14,800    176,610
    Prima Meat Packers, Ltd..............................  17,900    338,915
    Pronexus, Inc........................................   4,200     38,322

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Properst Co., Ltd....................................  10,900 $   14,501
    Pro-Ship, Inc........................................   2,400     29,747
#   Prospect Co., Ltd.................................... 169,000     45,207
    Proto Corp...........................................   3,200     44,622
    PS Mitsubishi Construction Co., Ltd..................  16,400     87,090
    Punch Industry Co., Ltd..............................   8,700     45,459
    Qol Holdings Co., Ltd................................  14,200    221,853
    Quick Co., Ltd.......................................   3,200     41,216
    Raccoon Holdings, Inc................................   3,100     19,593
    Raito Kogyo Co., Ltd.................................  19,300    235,905
    Rakus Co., Ltd.......................................   3,800     67,365
*   Rakuten, Inc......................................... 230,400  1,739,471
    Rasa Corp............................................   2,800     21,735
    Rasa Industries, Ltd.................................   4,400     55,047
    Raysum Co., Ltd......................................   9,600     96,936
    RECOMM Co., Ltd......................................   8,000     14,055
    Recruit Holdings Co., Ltd............................  42,000  1,127,301
    Relia, Inc...........................................  11,000     95,945
    Relo Group, Inc......................................  13,900    366,879
    Renaissance, Inc.....................................   4,300     77,835
    Renesas Easton Co., Ltd..............................   7,000     26,737
*   Renesas Electronics Corp.............................  99,000    570,783
    Rengo Co., Ltd.......................................  75,500    660,909
*   RENOVA, Inc..........................................   8,800     86,248
#*  Renown, Inc..........................................  28,000     25,485
    Resol Holdings Co., Ltd..............................     500     18,277
    Resona Holdings, Inc................................. 148,400    749,803
    Resorttrust, Inc.....................................  44,400    622,441
#   Retail Partners Co., Ltd.............................   4,200     43,202
    Rheon Automatic Machinery Co., Ltd...................   6,000     75,894
    Rhythm Watch Co., Ltd................................   2,400     37,523
    Riberesute Corp......................................   4,400     33,624
    Ricoh Co., Ltd.......................................  99,800  1,063,157
    Ricoh Leasing Co., Ltd...............................   5,600    171,409
    Ride On Express Holdings Co., Ltd....................   2,800     32,004
    Right On Co., Ltd....................................   6,500     49,074
    Riken Corp...........................................   3,700    167,479
    Riken Keiki Co., Ltd.................................   2,900     52,898
    Riken Technos Corp...................................  16,000     67,797
    Riken Vitamin Co., Ltd...............................   2,100     65,261
#   Ringer Hut Co., Ltd..................................   5,000    107,025
    Rinnai Corp..........................................   7,500    496,581
    Rion Co., Ltd........................................   1,800     28,244
    Riso Kagaku Corp.....................................   6,100     92,201
    Riso Kyoiku Co., Ltd.................................  29,100    119,073
    Rock Field Co., Ltd..................................   5,600     76,979
    Rohm Co., Ltd........................................   9,100    642,274
    Rohto Pharmaceutical Co., Ltd........................  11,300    304,682
    Rokko Butter Co., Ltd................................   7,600    138,254
    Roland DG Corp.......................................   8,500    165,580
#   Rorze Corp...........................................   6,700    100,688
    Round One Corp.......................................  44,300    504,032
#   Royal Holdings Co., Ltd..............................  12,600    307,280
#*  Royal Hotel, Ltd. (The)..............................     800     12,807
#   RS Technologies Co., Ltd.............................   1,100     27,939
#*  RVH, Inc.............................................   6,700     12,604
    Ryobi, Ltd...........................................  14,700    378,264
    Ryoden Corp..........................................   7,100     89,047
    Ryohin Keikaku Co., Ltd..............................   2,200    524,346

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Ryosan Co., Ltd......................................  7,800 $  218,306
#   Ryoyo Electro Corp...................................  8,900    121,685
    S Foods, Inc.........................................  4,800    174,221
    Sac's Bar Holdings, Inc..............................  7,200     72,320
#   Sagami Rubber Industries Co., Ltd....................  3,000     50,435
    Saibu Gas Co., Ltd................................... 10,000    223,433
    Saizeriya Co., Ltd................................... 12,800    243,224
    Sakai Chemical Industry Co., Ltd.....................  4,800    100,500
    Sakai Heavy Industries, Ltd..........................  1,400     30,219
    Sakai Moving Service Co., Ltd........................  6,200    338,465
#   Sakai Ovex Co., Ltd..................................  1,700     30,320
    Sakata INX Corp...................................... 14,300    156,203
    Sakura Internet, Inc.................................  5,400     23,690
    Sala Corp............................................ 19,700    101,609
#   SAMTY Co., Ltd....................................... 10,200    143,138
    San Holdings, Inc....................................  2,000     43,464
    San ju San Financial Group, Inc......................  7,790    116,327
    San-A Co., Ltd.......................................  4,900    194,893
    San-Ai Oil Co., Ltd.................................. 21,700    190,646
#*  Sanden Holdings Corp................................. 12,400     92,860
#   Sanei Architecture Planning Co., Ltd.................  6,600     99,984
    Sangetsu Corp........................................ 12,500    228,321
    San-In Godo Bank, Ltd. (The)......................... 55,600    403,504
#*  Sanix, Inc........................................... 10,400     19,576
    Sanken Electric Co., Ltd............................. 16,800    351,747
    Sanki Engineering Co., Ltd........................... 16,100    168,044
#   Sanko Gosei, Ltd..................................... 13,400     43,371
#   Sanko Metal Industrial Co., Ltd......................    800     21,257
    Sankyo Co., Ltd......................................  8,400    325,551
    Sankyo Frontier Co., Ltd.............................  1,000     34,912
    Sankyo Seiko Co., Ltd................................ 10,800     39,681
    Sankyo Tateyama, Inc.................................  9,700    120,180
    Sankyu, Inc.......................................... 18,000    877,419
    Sanoh Industrial Co., Ltd............................ 12,800     69,878
    Sanoyas Holdings Corp................................  9,000     15,854
    Sansei Landic Co., Ltd...............................  4,200     30,373
    Sansei Technologies, Inc.............................  2,300     37,848
    Sansha Electric Manufacturing Co., Ltd...............  4,500     38,840
    Sanshin Electronics Co., Ltd.........................  7,300    112,858
    Santen Pharmaceutical Co., Ltd....................... 18,700    258,666
    Sanwa Holdings Corp.................................. 51,700    594,059
    Sanyo Chemical Industries, Ltd.......................  4,600    220,709
    Sanyo Denki Co., Ltd.................................  2,800    106,250
    Sanyo Electric Railway Co., Ltd......................  4,800     91,267
#   Sanyo Engineering & Construction, Inc................  2,400     14,636
    Sanyo Housing Nagoya Co., Ltd........................  4,700     39,669
#   Sanyo Shokai, Ltd....................................  4,800     77,565
    Sanyo Special Steel Co., Ltd.........................  8,500    184,192
    Sanyo Trading Co., Ltd...............................  6,000     98,549
#   Sapporo Holdings, Ltd................................ 38,600    881,452
    Sata Construction Co., Ltd...........................  4,100     14,424
    Sato Holdings Corp................................... 13,300    314,799
    Sato Shoji Corp......................................  3,200     26,725
    Satori Electric Co., Ltd.............................  4,900     40,440
    Sawada Holdings Co., Ltd.............................  3,800     37,791
    Sawai Pharmaceutical Co., Ltd........................ 16,400    845,124
    Saxa Holdings, Inc...................................  2,800     44,709
    SBI Holdings, Inc.................................... 51,200  1,093,723
    SBS Holdings, Inc.................................... 14,100    206,581

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CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Scala, Inc...........................................  11,600 $   79,818
    SCREEN Holdings Co., Ltd.............................  13,500    578,450
    Scroll Corp..........................................   9,700     37,892
    SCSK Corp............................................   5,900    238,740
    Secom Co., Ltd.......................................   9,400    786,986
#   Seed Co., Ltd........................................   8,100     96,548
    Sega Sammy Holdings, Inc.............................  12,300    173,345
    Seibu Holdings, Inc..................................  44,000    764,406
    Seika Corp...........................................   2,200     29,494
    Seikagaku Corp.......................................   8,400     95,348
*   Seikitokyu Kogyo Co., Ltd............................  17,800    100,150
    Seiko Epson Corp.....................................  69,500  1,081,767
    Seiko Holdings Corp..................................  18,000    379,051
    Seiko PMC Corp.......................................   3,400     24,566
    Seino Holdings Co., Ltd..............................  28,600    395,389
    Seiren Co., Ltd......................................  14,500    242,160
    Sekisui Chemical Co., Ltd............................  87,700  1,361,236
#   Sekisui House, Ltd...................................  65,600    980,418
    Sekisui Jushi Corp...................................   9,000    169,538
    Sekisui Plastics Co., Ltd............................   8,400     70,928
    Senko Group Holdings Co., Ltd........................  68,100    554,737
    Senshu Electric Co., Ltd.............................   3,000     69,597
    Senshu Ikeda Holdings, Inc...........................  99,600    273,149
#*  Senshukai Co., Ltd...................................  11,500     26,468
#   Septeni Holdings Co., Ltd............................   9,800     17,613
#   Seria Co., Ltd.......................................   8,000    247,176
    Seven & I Holdings Co., Ltd.......................... 101,800  4,432,675
    Seven Bank, Ltd...................................... 182,900    544,827
    SFP Holdings Co., Ltd................................   4,600     67,926
    Sharp Corp...........................................  20,100    213,998
#   Shibaura Electronics Co., Ltd........................   3,500    121,369
    Shibaura Mechatronics Corp...........................   2,600     83,255
    Shibusawa Warehouse Co., Ltd. (The)..................   4,200     58,359
    Shibuya Corp.........................................   6,500    216,372
    Shidax Corp..........................................   6,000     18,907
#*  SHIFT, Inc...........................................   1,700     75,057
    Shiga Bank, Ltd. (The)...............................  16,800    391,047
    Shikoku Bank, Ltd. (The).............................  12,900    124,471
    Shikoku Chemicals Corp...............................  10,000    110,263
    Shikoku Electric Power Co., Inc......................  21,800    276,252
    Shima Seiki Manufacturing, Ltd.......................   5,600    182,875
    Shimachu Co., Ltd....................................  15,500    444,164
    Shimadzu Corp........................................  12,000    275,970
    Shimamura Co., Ltd...................................   4,000    346,383
    Shimane Bank, Ltd. (The).............................   1,900     12,368
    Shimano, Inc.........................................   2,700    378,854
    Shimizu Bank, Ltd. (The).............................   4,300     61,369
    Shimizu Corp......................................... 105,000    893,571
    Shin Nippon Air Technologies Co., Ltd................   2,900     45,106
*   Shin Nippon Biomedical Laboratories, Ltd.............   8,400     55,838
    Shinagawa Refractories Co., Ltd......................   2,700     90,566
    Shindengen Electric Manufacturing Co., Ltd...........   3,400    135,030
    Shin-Etsu Chemical Co., Ltd..........................  11,500    969,641
    Shin-Etsu Polymer Co., Ltd...........................  13,200     99,489
#*  Shinkawa, Ltd........................................   6,900     25,256
    Shinko Electric Industries Co., Ltd..................  27,200    187,547
    Shinko Plantech Co., Ltd.............................  14,900    157,950
    Shinko Shoji Co., Ltd................................   8,500    131,613
#   Shinmaywa Industries, Ltd............................  27,600    372,807

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Shinnihon Corp.......................................  15,800 $  145,626
#   Shinoken Group Co., Ltd..............................  16,400    123,820
    Shinsei Bank, Ltd....................................  39,300    532,089
    Shinsho Corp.........................................   2,200     50,103
#   Shinwa Co., Ltd......................................   2,500     47,748
    Shionogi & Co., Ltd..................................   8,300    511,925
    Ship Healthcare Holdings, Inc........................  20,300    767,778
    Shiseido Co., Ltd....................................  16,100    957,736
    Shizuki Electric Co., Inc............................   3,000     16,600
    Shizuoka Bank, Ltd. (The)............................  49,700    415,855
    Shizuoka Gas Co., Ltd................................  30,500    247,130
    Shobunsha Publications, Inc..........................   2,300      9,523
#   Shoei Co., Ltd.......................................   3,300    114,035
    Shoei Foods Corp.....................................   4,100     99,158
    Shofu, Inc...........................................   2,700     26,919
*   Shoko Co., Ltd.......................................   2,500     14,575
    Showa Corp...........................................  38,400    495,132
    Showa Denko K.K......................................  62,800  2,109,298
    Showa Sangyo Co., Ltd................................   6,200    162,916
    Showa Shell Sekiyu K.K...............................  56,300    838,826
#   Showa Shinku Co., Ltd................................   2,000     21,644
    Sigma Koki Co., Ltd..................................   1,100     14,025
    SIGMAXYZ, Inc........................................   4,600     35,349
#   Siix Corp............................................  20,000    281,193
    Sinanen Holdings Co., Ltd............................   3,200     65,068
    Sinfonia Technology Co., Ltd.........................  13,800    172,417
    Sinko Industries, Ltd................................   5,800     74,011
    Sintokogio, Ltd......................................  15,100    127,806
#   SK-Electronics Co., Ltd..............................   5,500     90,149
    SKY Perfect JSAT Holdings, Inc.......................  61,300    269,981
    Skylark Holdings Co., Ltd............................  60,800  1,012,911
    SMC Corp.............................................     700    231,033
    SMK Corp.............................................   1,799     41,807
    SMS Co., Ltd.........................................  20,800    343,109
    SNT Corp.............................................  10,200     31,182
    Soda Nikka Co., Ltd..................................   5,600     26,596
    Sodick Co., Ltd......................................  27,400    207,885
    SoftBank Group Corp..................................  97,372  7,669,381
#   Softbank Technology Corp.............................   4,400     82,912
    Softbrain Co., Ltd...................................  18,000     86,242
    Softcreate Holdings Corp.............................   3,200     39,012
#   Software Service, Inc................................     700     56,583
    Sogo Medical Holdings Co., Ltd.......................  10,400    176,324
    Sohgo Security Services Co., Ltd.....................  12,800    558,715
    Sojitz Corp.......................................... 156,800    602,855
    Soken Chemical & Engineering Co., Ltd................   3,000     51,765
    Solasto Corp.........................................   5,100     48,146
#   Soliton Systems K.K..................................   3,100     24,083
    Sompo Holdings, Inc..................................  19,500    735,232
*   So-net Media Networks Corp...........................     700      9,559
    Sony Corp............................................  72,200  3,617,720
    Sony Corp., Sponsored ADR............................   9,300    466,116
    Sony Financial Holdings, Inc.........................  16,800    319,684
    Sotetsu Holdings, Inc................................  10,600    317,370
    Sotoh Co., Ltd.......................................   1,600     13,683
#   Space Co., Ltd.......................................   2,550     29,014
    Space Value Holdings Co., Ltd........................  17,400    150,558
    Sparx Group Co., Ltd.................................  61,900    105,853
    SPK Corp.............................................   1,200     25,337

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Square Enix Holdings Co., Ltd........................   7,400 $  245,565
    SRA Holdings.........................................   5,500    132,175
    Srg Takamiya Co., Ltd................................  13,500     83,571
    St Marc Holdings Co., Ltd............................   9,200    209,290
    Stanley Electric Co., Ltd............................  24,800    720,317
#   Star Mica Co., Ltd...................................   6,200     82,380
#   Star Micronics Co., Ltd..............................  22,800    334,916
    Starts Corp., Inc....................................  24,100    540,869
    Starzen Co., Ltd.....................................   2,800     95,659
    St-Care Holding Corp.................................   8,200     38,796
    Stella Chemifa Corp..................................   4,300    113,859
    Step Co., Ltd........................................   1,700     19,659
    Strike Co., Ltd......................................   1,000     18,600
    Studio Alice Co., Ltd................................   6,800    152,023
*   Studio Atao Co., Ltd.................................     800     17,824
    Subaru Corp..........................................  99,900  2,345,857
    Subaru Enterprise Co., Ltd...........................     600     29,667
    Sugi Holdings Co., Ltd...............................   4,800    199,287
    Sugimoto & Co., Ltd..................................   3,300     53,277
    SUMCO Corp........................................... 115,900  1,613,702
#   Sumida Corp..........................................  18,600    208,902
    Suminoe Textile Co., Ltd.............................   2,300     50,973
#   Sumiseki Holdings, Inc...............................  15,700     14,325
    Sumitomo Bakelite Co., Ltd...........................  10,200    380,315
    Sumitomo Chemical Co., Ltd........................... 388,000  2,024,035
    Sumitomo Corp........................................  96,200  1,489,515
    Sumitomo Dainippon Pharma Co., Ltd...................  22,000    517,967
    Sumitomo Densetsu Co., Ltd...........................   6,400    104,863
    Sumitomo Electric Industries, Ltd.................... 116,500  1,659,932
    Sumitomo Forestry Co., Ltd...........................  87,200  1,137,354
    Sumitomo Heavy Industries, Ltd.......................  23,200    787,017
    Sumitomo Metal Mining Co., Ltd.......................  33,700    974,701
    Sumitomo Mitsui Construction Co., Ltd................ 110,620    706,413
    Sumitomo Mitsui Financial Group, Inc.................  93,300  3,470,944
    Sumitomo Mitsui Trust Holdings, Inc..................  23,200    878,801
#   Sumitomo Osaka Cement Co., Ltd.......................  15,900    705,469
    Sumitomo Precision Products Co., Ltd.................   1,100     29,576
    Sumitomo Realty & Development Co., Ltd...............  32,000  1,222,076
    Sumitomo Riko Co., Ltd...............................  23,700    212,532
    Sumitomo Rubber Industries, Ltd...................... 131,095  1,822,248
    Sumitomo Seika Chemicals Co., Ltd....................   5,100    202,236
    Sumitomo Warehouse Co., Ltd. (The)...................  22,500    289,458
    Sun Frontier Fudousan Co., Ltd.......................  22,700    249,681
    Suncall Corp.........................................   2,000     11,577
    Sundrug Co., Ltd.....................................   4,500    144,010
    Suntory Beverage & Food, Ltd.........................   8,100    358,641
    Sun-Wa Technos Corp..................................   3,900     33,112
    Suruga Bank, Ltd.....................................  44,100    189,258
    Sushiro Global Holdings, Ltd.........................   4,400    257,676
    Suzuken Co., Ltd.....................................  10,770    565,485
#   Suzuki Co., Ltd......................................   6,500     39,556
    Suzuki Motor Corp....................................  24,300  1,268,959
    SWCC Showa Holdings Co., Ltd.........................  14,200     82,408
    Sysmex Corp..........................................   6,700    373,503
    System Information Co., Ltd..........................   1,400     13,925
    System Research Co., Ltd.............................     300      8,371
    Systemsoft Corp......................................  10,400      9,576
    Systena Corp.........................................  21,300    235,537
    Syuppin Co., Ltd.....................................   5,100     32,477

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    T Hasegawa Co., Ltd..................................   8,300 $  122,745
    T RAD Co., Ltd.......................................   4,400     92,407
    T&D Holdings, Inc....................................  84,400  1,047,748
    T&K Toka Co., Ltd....................................   7,600     67,873
    Tachibana Eletech Co., Ltd...........................   6,980    100,368
    Tachikawa Corp.......................................   3,600     32,121
    Tachi-S Co., Ltd.....................................  11,400    156,644
    Tadano, Ltd..........................................  24,100    274,726
    Taihei Dengyo Kaisha, Ltd............................   5,900    131,731
    Taiheiyo Cement Corp.................................  29,900  1,026,579
    Taiheiyo Kouhatsu, Inc...............................   4,300     28,503
    Taiho Kogyo Co., Ltd.................................   7,500     67,438
    Taikisha, Ltd........................................   5,600    148,916
    Taiko Bank, Ltd. (The)...............................   1,000     15,317
    Taisei Corp..........................................  50,400  2,372,951
    Taisei Lamick Co., Ltd...............................   1,700     43,674
    Taisei Oncho Co., Ltd................................   1,400     22,472
    Taisho Pharmaceutical Holdings Co., Ltd..............   1,300    132,040
    Taiyo Holdings Co., Ltd..............................   5,000    152,232
    Taiyo Nippon Sanso Corp..............................  33,900    537,231
    Taiyo Yuden Co., Ltd.................................  48,900    861,708
#   Takachiho Koheki Co., Ltd............................   2,500     21,807
    Takamatsu Construction Group Co., Ltd................   2,800     72,201
    Takamatsu Machinery Co., Ltd.........................   1,100      7,497
    Takano Co., Ltd......................................   5,000     37,317
    Takaoka Toko Co., Ltd................................   4,200     57,139
    Takara Holdings, Inc.................................   7,500     85,918
#   Takara Leben Co., Ltd................................  56,100    176,047
    Takara Printing Co., Ltd.............................   1,000     14,957
    Takara Standard Co., Ltd.............................  14,400    206,489
    Takasago International Corp..........................   5,500    170,112
    Takasago Thermal Engineering Co., Ltd................  13,400    211,323
    Takashima & Co., Ltd.................................   1,700     27,228
    Takashimaya Co., Ltd.................................  35,000    475,645
    Take And Give Needs Co., Ltd.........................   6,700    113,379
    TAKEBISHI Corp.......................................   3,200     41,060
*   Takeda Pharmaceutical Co, Ltd., Sponsored ADR........   3,700     73,889
    Takeda Pharmaceutical Co., Ltd....................... 103,953  4,196,919
    Takeei Corp..........................................   9,800     64,417
    Takemoto Yohki Co., Ltd..............................   3,800     51,170
    Takeuchi Manufacturing Co., Ltd......................  18,700    340,671
    Takihyo Co., Ltd.....................................   1,200     19,345
    Takisawa Machine Tool Co., Ltd.......................   2,200     30,729
    Takuma Co., Ltd......................................  19,100    242,090
#   Tama Home Co., Ltd...................................  11,900    135,349
    Tamron Co., Ltd......................................   4,200     66,380
    Tamura Corp..........................................  30,000    166,561
    Tanabe Engineering Corp..............................   1,500     11,464
    Tanseisha Co., Ltd...................................  17,450    185,840
#   Tateru, Inc..........................................   6,600     18,668
    Tatsuta Electric Wire and Cable Co., Ltd.............  16,300     75,308
    Tayca Corp...........................................   6,000     97,404
#   Tazmo Co., Ltd.......................................   3,900     28,147
    Tbk Co., Ltd.........................................   7,400     27,187
    TDC Soft, Inc........................................   8,600     63,131
    TDK Corp.............................................  29,600  2,342,425
    Tear Corp............................................   3,400     19,140
    TechMatrix Corp......................................   7,000    118,117
    Techno Ryowa, Ltd....................................   1,900     15,134

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Techno Smart Corp....................................     800 $    6,517
    TechnoPro Holdings, Inc..............................  11,500    604,332
    Tecnos Japan, Inc....................................   3,200     23,019
    Teijin, Ltd.......................................... 121,400  2,098,141
    Teikoku Electric Manufacturing Co., Ltd..............   6,400     70,868
    Teikoku Sen-I Co., Ltd...............................   4,500     91,456
    Teikoku Tsushin Kogyo Co., Ltd.......................   3,200     34,796
    Tekken Corp..........................................   4,300    104,066
    Tenma Corp...........................................   6,600    100,534
    Tenox Corp...........................................   1,200      9,548
#   Tenpos Holdings Co., Ltd.............................   1,100     20,989
    Teraoka Seisakusho Co., Ltd..........................   1,600      7,964
    Terasaki Electric Co., Ltd...........................   1,100      9,509
    Terumo Corp..........................................   9,100    519,538
    T-Gaia Corp..........................................   5,800    113,129
    THK Co., Ltd.........................................  27,100    647,440
    Tigers Polymer Corp..................................   4,400     23,343
    TIS, Inc.............................................  17,900    805,760
    TKC Corp.............................................   5,200    183,281
    Toa Corp.............................................   6,700     58,643
    Toa Corp.............................................   6,900     87,328
    Toa Oil Co., Ltd.....................................   4,100     62,167
    TOA ROAD Corp........................................   1,500     41,601
    Toagosei Co., Ltd....................................  44,600    519,488
    Toba, Inc............................................     400     10,045
    Tobishima Corp.......................................  12,310    163,183
    Tobu Railway Co., Ltd................................  10,600    299,368
    TOC Co., Ltd.........................................  18,000    136,089
    Tocalo Co., Ltd......................................  40,500    345,952
    Tochigi Bank, Ltd. (The).............................  39,200     86,018
    Toda Corp............................................  57,500    367,703
    Toda Kogyo Corp......................................   1,400     28,907
    Toei Animation Co., Ltd..............................   4,700    203,595
    Toei Co., Ltd........................................   2,500    307,655
#   Toell Co., Ltd.......................................   1,900     11,519
    Toenec Corp..........................................   2,800     80,198
#   Togami Electric Manufacturing Co., Ltd...............     999     12,339
    Toho Bank, Ltd. (The)................................  74,100    213,325
#   Toho Co., Ltd........................................   1,600     30,376
    Toho Gas Co., Ltd....................................   9,400    403,753
#   Toho Holdings Co., Ltd...............................  22,200    543,795
    Toho Titanium Co., Ltd...............................  16,000    146,286
    Toho Zinc Co., Ltd...................................   7,400    244,871
#   Tohoku Bank, Ltd. (The)..............................   4,300     41,926
    Tohoku Electric Power Co., Inc.......................  23,300    315,892
    Tohoku Steel Co., Ltd................................   1,200     14,741
    Tohto Suisan Co., Ltd................................     600     12,775
#   Tokai Carbon Co., Ltd................................  59,000    809,964
    Tokai Corp...........................................   5,200    135,206
    TOKAI Holdings Corp..................................  56,900    455,208
    Tokai Rika Co., Ltd..................................  36,000    640,523
    Tokai Tokyo Financial Holdings, Inc..................  64,800    285,590
    Token Corp...........................................   5,200    306,522
    Tokio Marine Holdings, Inc...........................  23,500  1,150,694
    Tokio Marine Holdings, Inc., ADR.....................     880     43,045
    Tokushu Tokai Paper Co., Ltd.........................   3,200    112,821
    Tokuyama Corp........................................  44,100  1,029,263
*   Tokyo Base Co., Ltd..................................   5,400     41,808
    Tokyo Broadcasting System Holdings, Inc..............   9,700    168,362

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Tokyo Century Corp...................................  13,300 $  622,691
#   Tokyo Dome Corp......................................  36,200    303,909
*   Tokyo Electric Power Co. Holdings, Inc...............  74,300    457,312
    Tokyo Electron Device, Ltd...........................   3,500     56,841
    Tokyo Electron, Ltd..................................   6,200    905,328
    Tokyo Energy & Systems, Inc..........................  10,400     90,154
    Tokyo Gas Co., Ltd...................................  21,000    552,199
    Tokyo Individualized Educational Institute, Inc......   6,100     75,000
    Tokyo Keiki, Inc.....................................   4,900     41,233
    Tokyo Kiraboshi Financial Group, Inc.................  12,200    172,283
    Tokyo Ohka Kogyo Co., Ltd............................  10,200    286,809
    Tokyo Printing Ink Manufacturing Co., Ltd............     500     11,588
    Tokyo Rakutenchi Co., Ltd............................     700     29,406
    Tokyo Rope Manufacturing Co., Ltd....................   5,600     50,003
    Tokyo Sangyo Co., Ltd................................   7,700     37,132
    Tokyo Seimitsu Co., Ltd..............................  10,600    310,427
    Tokyo Steel Manufacturing Co., Ltd...................  28,300    238,956
    Tokyo Tatemono Co., Ltd..............................  60,800    739,315
    Tokyo Tekko Co., Ltd.................................   3,100     34,095
    Tokyo Theatres Co., Inc..............................   2,800     31,551
    Tokyotokeiba Co., Ltd................................   5,200    141,595
    Tokyu Construction Co., Ltd..........................  59,000    549,285
    Tokyu Corp...........................................  28,100    480,919
    Tokyu Fudosan Holdings Corp.......................... 250,000  1,362,010
#   Tokyu Recreation Co., Ltd............................   1,000     44,366
    Toli Corp............................................  17,400     39,262
    Tomato Bank, Ltd.....................................   1,900     18,257
    Tomen Devices Corp...................................     800     16,943
    Tomoe Corp...........................................   9,200     32,490
    Tomoe Engineering Co., Ltd...........................   3,200     70,568
    Tomoegawa Co., Ltd...................................   1,600     15,637
    Tomoku Co., Ltd......................................   4,500     66,157
    TOMONY Holdings, Inc.................................  53,800    199,040
    Tomy Co., Ltd........................................  55,300    585,703
    Tonami Holdings Co., Ltd.............................   2,000    104,457
    Topcon Corp..........................................  33,200    447,722
    Toppan Forms Co., Ltd................................  19,500    163,508
    Toppan Printing Co., Ltd.............................  28,200    462,170
    Topre Corp...........................................  20,500    448,841
    Topy Industries, Ltd.................................   6,000    128,858
    Toray Industries, Inc................................ 189,400  1,403,661
    Torex Semiconductor, Ltd.............................   2,800     32,782
#   Toridoll Holdings Corp...............................  14,900    272,037
    Torigoe Co., Ltd. (The)..............................   3,600     25,812
    Torii Pharmaceutical Co., Ltd........................   6,300    138,719
#   Torikizoku Co., Ltd..................................   1,700     27,537
    Torishima Pump Manufacturing Co., Ltd................   6,300     52,865
    Tosei Corp...........................................  18,900    177,475
    Toshiba Corp.........................................  16,300    516,167
    Toshiba Machine Co., Ltd.............................   7,800    156,919
    Toshiba Plant Systems & Services Corp................   3,100     58,310
    Toshiba TEC Corp.....................................  17,000    408,179
    Tosho Co., Ltd.......................................   4,400    134,519
#   Tosho Printing Co., Ltd..............................   7,400     64,706
    Tosoh Corp...........................................  76,000  1,079,393
#   Totech Corp..........................................   1,300     26,138
    Totetsu Kogyo Co., Ltd...............................   8,800    237,148
    TOTO, Ltd............................................  13,399    520,341
    Totoku Electric Co., Ltd.............................   1,400     24,636

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
    Tottori Bank, Ltd. (The).............................   3,000 $    36,877
    Toukei Computer Co., Ltd.............................     500      13,104
    Tow Co., Ltd.........................................   8,600      56,360
    Towa Bank, Ltd. (The)................................  14,000      91,945
    Towa Corp............................................   8,500      54,071
    Towa Pharmaceutical Co., Ltd.........................   5,400     379,461
    Toyo Construction Co., Ltd...........................  45,200     172,779
    Toyo Corp............................................   8,000      59,130
    Toyo Denki Seizo K.K.................................   3,000      36,584
*   Toyo Engineering Corp................................   7,700      50,016
#   Toyo Gosei Co., Ltd..................................   1,700      14,874
    Toyo Ink SC Holdings Co., Ltd........................  13,800     312,752
    Toyo Kanetsu K.K.....................................   4,000      85,152
    Toyo Logistics Co., Ltd..............................  10,200      25,902
    Toyo Machinery & Metal Co., Ltd......................   6,400      34,116
    Toyo Securities Co., Ltd.............................  30,100      47,275
    Toyo Seikan Group Holdings, Ltd......................  34,200     769,821
    Toyo Suisan Kaisha, Ltd..............................  10,000     359,980
    Toyo Tanso Co., Ltd..................................   3,800      80,935
    Toyo Tire & Rubber Co., Ltd..........................  59,300     833,612
    Toyo Wharf & Warehouse Co., Ltd......................   2,300      29,879
    Toyobo Co., Ltd......................................  54,300     805,722
    Toyoda Gosei Co., Ltd................................  45,700     999,865
    Toyota Boshoku Corp..................................  32,500     528,974
    Toyota Industries Corp...............................  10,200     505,319
    Toyota Motor Corp., Sponsored ADR....................  10,100   1,244,017
    Toyota Motor Corp.................................... 280,688  17,276,371
    Toyota Tsusho Corp...................................  35,000   1,113,201
    TPR Co., Ltd.........................................  13,900     296,987
    Trancom Co., Ltd.....................................   5,200     319,840
    Transaction Co., Ltd.................................   2,000      13,371
*   Trend Micro, Inc.....................................   5,800     308,600
    Tri Chemical Laboratories, Inc.......................   1,700      73,218
#   Trinity Industrial Corp..............................   2,000      10,494
    Trusco Nakayama Corp.................................  12,400     327,215
    Trust Tech, Inc......................................   2,500      74,733
    TS Tech Co., Ltd.....................................  19,300     580,676
    TSI Holdings Co., Ltd................................  27,900     187,568
    Tsubaki Nakashima Co., Ltd...........................  23,900     395,722
    Tsubakimoto Chain Co.................................  10,600     392,539
    Tsubakimoto Kogyo Co., Ltd...........................   1,000      29,904
    Tsudakoma Corp.......................................   1,400      23,881
    Tsugami Corp.........................................  27,600     181,274
    Tsukada Global Holdings, Inc.........................   9,500      52,759
    Tsukishima Kikai Co., Ltd............................   8,500     111,309
    Tsukuba Bank, Ltd....................................  32,300      65,022
    Tsukui Corp..........................................  32,700     241,865
    Tsumura & Co.........................................   9,200     268,373
    Tsuruha Holdings, Inc................................   4,300     398,034
    Tsurumi Manufacturing Co., Ltd.......................   6,100     102,442
    Tsutsumi Jewelry Co., Ltd............................   2,700      44,579
    Tsuzuki Denki Co., Ltd...............................   1,500      11,606
    TV Asahi Holdings Corp...............................   8,100     149,995
    Tv Tokyo Holdings Corp...............................   5,800     122,722
#   TYK Corp.............................................   8,500      29,790
#   UACJ Corp............................................  20,400     439,962
    Ube Industries, Ltd..................................  68,700   1,553,501
    UKC Holdings Corp....................................   5,500      97,225
    Ulvac, Inc...........................................  31,100   1,025,896

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    UMC Electronics Co., Ltd.............................  2,600 $ 39,084
    Umenohana Co., Ltd...................................    500   11,621
    Unicharm Corp........................................ 13,800  427,077
    Uniden Holdings Corp.................................  2,500   48,630
#   UNIMAT Retirement Community Co., Ltd.................  3,300   58,852
    Union Tool Co........................................  1,900   53,699
    Unipres Corp......................................... 25,000  483,808
    United Arrows, Ltd...................................  7,300  259,169
    United Super Markets Holdings, Inc................... 21,000  224,753
    UNITED, Inc..........................................  5,100   75,606
*   Unitika, Ltd......................................... 17,200   81,368
#   Universal Entertainment Corp.........................  6,000  180,561
    Unizo Holdings Co., Ltd..............................  9,200  174,020
    Urbanet Corp. Co., Ltd...............................  6,200   19,103
*   U-Shin, Ltd.......................................... 14,500  131,001
    Ushio, Inc........................................... 38,800  441,796
    USS Co., Ltd......................................... 12,000  210,116
#*  UT Group Co., Ltd....................................  7,800  153,162
    Utoc Corp............................................  3,100   14,531
    V Technology Co., Ltd................................  1,500  214,134
    Valor Holdings Co., Ltd.............................. 20,000  485,714
    Valqua, Ltd..........................................  9,400  183,354
    ValueCommerce Co., Ltd...............................  5,400   84,254
*   V-Cube, Inc..........................................  2,200    7,516
    Vector, Inc..........................................  8,100  105,574
    VeriServe Corp.......................................  1,100   50,380
#   Vertex Corp..........................................  2,540   26,478
*   VIA Holdings, Inc....................................  7,400   44,638
    Village Vanguard Co., Ltd............................  1,700   14,991
*   Vision, Inc..........................................  1,900   71,644
#*  Visionary Holdings Co., Ltd.......................... 36,500   29,350
#   Vital KSK Holdings, Inc.............................. 17,900  182,348
    Vitec Holdings Co., Ltd..............................  4,100   71,721
    VT Holdings Co., Ltd................................. 50,900  200,550
    Wacoal Holdings Corp................................. 14,400  390,486
    Wacom Co., Ltd....................................... 22,700  100,537
    Wakachiku Construction Co., Ltd......................  4,500   61,121
    Wakita & Co., Ltd.................................... 14,600  155,343
    Warabeya Nichiyo Holdings Co., Ltd...................  5,700   95,807
    Waseda Academy Co., Ltd..............................    700   12,898
    Watahan & Co., Ltd...................................  4,300   80,048
    WATAMI Co., Ltd......................................  5,500   70,660
    Watts Co., Ltd.......................................  1,100    7,172
    Wavelock Holdings Co., Ltd...........................  2,200   15,465
    WDB Holdings Co., Ltd................................  2,700   63,839
    Weathernews, Inc.....................................  1,500   39,893
    Welcia Holdings Co., Ltd.............................  4,600  174,477
    West Holdings Corp................................... 11,000  115,087
    West Japan Railway Co................................  4,900  357,877
#   Will Group, Inc......................................  6,900   58,966
    WIN-Partners Co., Ltd................................  5,300   48,847
#   WirelessGate, Inc....................................  3,800   17,687
    Wood One Co., Ltd....................................  3,200   29,481
    World Holdings Co., Ltd..............................  3,000   74,750
    Wowow, Inc...........................................  3,000   78,109
    Xebio Holdings Co., Ltd..............................  9,900  116,013
#   YAC Holdings Co., Ltd................................  2,400   14,338
    Yachiyo Industry Co., Ltd............................  2,600   17,210
    Yagi & Co., Ltd......................................  1,400   20,371

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Yahagi Construction Co., Ltd.........................  8,500 $   53,533
    Yahoo Japan Corp..................................... 74,700    201,910
    Yaizu Suisankagaku Industry Co., Ltd.................  1,500     13,831
    Yakult Honsha Co., Ltd...............................  3,500    233,582
    Yakuodo Co., Ltd.....................................  3,300     76,981
    YAMABIKO Corp........................................ 14,000    138,899
    YAMADA Consulting Group Co., Ltd.....................  4,000     63,809
#   Yamada Denki Co., Ltd................................ 74,188    365,338
    Yamagata Bank, Ltd. (The)............................ 10,100    182,936
    Yamaguchi Financial Group, Inc....................... 50,300    511,316
    Yamaha Corp..........................................  2,500    109,409
    Yamaha Motor Co., Ltd................................ 75,200  1,611,812
#   Yamaichi Electronics Co., Ltd........................ 15,700    187,295
#   YA-MAN, Ltd..........................................  8,700    107,305
    Yamanashi Chuo Bank, Ltd. (The)...................... 11,800    150,555
    Yamashina Corp....................................... 25,000     16,147
    Yamatane Corp........................................  3,200     48,978
    Yamato Corp..........................................  4,600     20,032
    Yamato Holdings Co., Ltd.............................  7,700    205,170
    Yamato International, Inc............................  2,300      8,756
    Yamato Kogyo Co., Ltd................................ 14,700    383,879
    Yamaura Corp.........................................  2,400     20,899
    Yamaya Corp..........................................  1,800     35,758
    Yamazaki Baking Co., Ltd............................. 33,500    658,023
    Yamazawa Co., Ltd....................................  1,300     20,730
    Yamazen Corp......................................... 15,500    155,830
    Yaoko Co., Ltd.......................................  8,800    461,395
    Yashima Denki Co., Ltd...............................  3,000     22,292
#   Yaskawa Electric Corp................................ 27,200    769,837
    Yasuda Logistics Corp................................  6,700     50,659
#   Yasunaga Corp........................................  4,500     57,079
    Yellow Hat, Ltd......................................  4,200     99,093
    Yodogawa Steel Works, Ltd............................  7,500    152,462
    Yokogawa Bridge Holdings Corp........................ 11,700    213,444
    Yokogawa Electric Corp............................... 41,800    778,448
    Yokohama Reito Co., Ltd.............................. 20,100    171,011
    Yokohama Rubber Co., Ltd. (The)...................... 83,400  1,768,986
    Yokowo Co., Ltd......................................  8,200    108,747
#   Yomeishu Seizo Co., Ltd..............................  2,100     39,519
    Yomiuri Land Co., Ltd................................  2,199     76,260
    Yondenko Corp........................................  1,200     28,922
    Yondoshi Holdings, Inc...............................  4,600     92,555
    Yorozu Corp..........................................  9,900    137,027
#   Yoshinoya Holdings Co., Ltd..........................  7,000    110,824
    Yossix Co., Ltd......................................    700     17,977
#   Yotai Refractories Co., Ltd.......................... 10,600     65,735
    Yuasa Trading Co., Ltd...............................  6,300    184,508
    Yuken Kogyo Co., Ltd.................................  1,100     19,147
#   Yume No Machi Souzou Iinkai Co., Ltd.................  6,100     82,191
    Yumeshin Holdings Co., Ltd........................... 12,600     95,186
    Yurtec Corp.......................................... 15,000    126,771
    Yushiro Chemical Industry Co., Ltd...................  3,700     39,926
    Zaoh Co., Ltd........................................  1,100     12,771
    Zenitaka Corp. (The).................................  1,000     46,416
    Zenkoku Hosho Co., Ltd............................... 15,900    557,506
    Zenrin Co., Ltd...................................... 11,100    281,545
    Zensho Holdings Co., Ltd............................. 16,000    369,671
    Zeon Corp............................................ 90,900    934,579
*   ZIGExN Co., Ltd...................................... 15,800     83,127

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
JAPAN -- (Continued)
#   Zojirushi Corp.......................................     1,500 $     15,704
    ZOZO, Inc............................................    18,500      374,341
#   Zuiko Corp...........................................     1,100       24,021
    Zuken, Inc...........................................     3,700       49,136
                                                                    ------------
TOTAL JAPAN..............................................            571,578,015
                                                                    ------------
MALAYSIA -- (0.6%)
#   7-Eleven Malaysia Holdings Bhd, Class B..............    96,583       33,494
    Aeon Co. M Bhd.......................................   244,600       92,819
    AEON Credit Service M Bhd............................    49,149      191,615
    AFFIN Bank Bhd.......................................   118,570       64,210
    AirAsia Group Bhd....................................   909,500      677,998
*   AirAsia X Bhd........................................   882,200       62,611
    Ajinomoto Malaysia Bhd...............................     8,000       36,558
    Alliance Bank Malaysia Bhd...........................   373,600      387,878
    AMMB Holdings Bhd....................................   386,300      425,941
    Ann Joo Resources Bhd................................   119,300       39,558
    Astro Malaysia Holdings Bhd..........................   171,100       70,360
#   Axiata Group Bhd.....................................   420,055      413,277
    Batu Kawan Bhd.......................................     2,600       10,796
#*  Berjaya Assets Bhd...................................   176,800       12,995
#*  Berjaya Corp. Bhd.................................... 1,139,136       76,593
#   Berjaya Food Bhd.....................................    35,000       11,473
*   Berjaya Land Bhd.....................................   175,600       12,104
    Berjaya Sports Toto Bhd..............................   346,206      191,263
*   Bermaz Auto Bhd......................................   190,800      102,146
    BIMB Holdings Bhd....................................   133,900      122,812
    Boustead Holdings Bhd................................   152,600       54,487
    Boustead Plantations Bhd.............................   196,420       44,640
    British American Tobacco Malaysia Bhd................    20,000      187,857
#*  Bumi Armada Bhd......................................   810,800       39,679
    Bursa Malaysia Bhd...................................   163,650      292,212
    CAB Cakaran Corp. Bhd................................   180,900       23,215
    Cahya Mata Sarawak Bhd...............................   136,600      102,669
    Carlsberg Brewery Malaysia Bhd, Class B..............    40,300      201,864
    CB Industrial Product Holding Bhd....................    88,300       23,749
    CCM Duopharma Biotech Bhd............................    51,619       12,538
    CIMB Group Holdings Bhd..............................   430,630      592,791
    CJ Century Logistics Holdings Bhd, Class B...........    80,400        9,434
    Cypark Resources Bhd.................................    52,800       21,222
    D&O Green Technologies Bhd...........................   241,100       42,278
*   Dagang NeXchange Bhd.................................   236,200       14,219
    Datasonic Group Bhd..................................   257,500       28,414
*   Dayang Enterprise Holdings Bhd.......................    39,800        5,802
    Dialog Group Bhd.....................................   178,600      131,055
    DiGi.Com Bhd.........................................   215,800      246,585
    DRB-Hicom Bhd........................................   270,000      107,242
    Dutch Lady Milk Industries Bhd.......................     4,500       68,269
#*  Eastern & Oriental Bhd...............................   318,375       84,129
*   Eco World Development Group Bhd......................   443,900       99,918
*   Eco World International Bhd..........................    84,700       15,550
    Econpile Holdings Bhd................................   354,800       39,158
    Ekovest BHD..........................................   333,800       42,549
    Engtex Group Bhd.....................................    99,700       20,323
    Evergreen Fibreboard Bhd.............................    78,450        7,301
    FGV Holdings Bhd.....................................   890,600      218,039
    Fraser & Neave Holdings Bhd..........................    13,800      114,721
    Frontken Corp. Bhd...................................   331,900       68,836
    Gabungan AQRS Bhd....................................    99,600       22,057

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
MALAYSIA -- (Continued)
    Gadang Holdings Bhd.................................. 148,150 $   19,970
    Gamuda Bhd........................................... 283,300    191,163
    Gas Malaysia Bhd.....................................  64,000     44,132
    Genting Bhd.......................................... 663,300  1,126,129
    Genting Malaysia Bhd................................. 408,200    328,941
    Genting Plantations Bhd..............................  26,200     65,375
    George Kent Malaysia Bhd............................. 206,750     54,816
    Globetronics Technology Bhd.......................... 122,966     57,930
    Guan Chong Bhd.......................................  29,600     24,532
    Hai-O Enterprise Bhd.................................  71,300     48,454
    HAP Seng Consolidated Bhd............................  63,700    153,664
    Hartalega Holdings Bhd............................... 128,000    169,370
    Heineken Malaysia Bhd................................  36,100    183,721
#   Hengyuan Refining Co. Bhd............................  55,100     64,929
    HeveaBoard Bhd....................................... 130,500     20,104
    Hiap Teck Venture Bhd................................ 299,100     20,531
*   Hibiscus Petroleum Bhd............................... 181,200     42,695
    Hong Leong Bank Bhd..................................  17,780     89,803
    Hong Leong Financial Group Bhd.......................  42,578    205,243
    Hong Leong Industries Bhd............................  19,300     43,105
#   HSS Engineers Bhd....................................  70,500     17,126
    IHH Healthcare Bhd...................................  84,700    116,335
    IJM Corp. Bhd........................................ 660,000    295,144
    Inari Amertron Bhd................................... 651,525    240,091
    Insas Bhd............................................ 185,000     34,860
    IOI Corp. Bhd........................................ 168,900    192,234
    IOI Properties Group Bhd............................. 379,625    144,929
*   Iris Corp. Bhd....................................... 499,300     15,911
*   Iskandar Waterfront City Bhd......................... 133,400     14,225
*   JAKS Resources Bhd...................................  59,200      7,465
    Jaya Tiasa Holdings Bhd.............................. 210,000     29,525
    JCY International Bhd................................ 290,600     13,889
    Kerjaya Prospek Group Bhd............................ 104,940     32,329
    Kesm Industries Bhd..................................   7,900     17,023
#*  KNM Group Bhd........................................ 580,320     12,809
    Kossan Rubber Industries............................. 167,800    155,786
    KPJ Healthcare Bhd................................... 463,600    122,334
*   KSL Holdings Bhd..................................... 135,319     28,496
    Kuala Lumpur Kepong Bhd..............................  26,600    160,315
    Kumpulan Perangsang Selangor Bhd.....................  43,400     14,261
*   Lafarge Malaysia Bhd.................................  55,000     25,181
    Land & General Bhd................................... 399,300     14,726
    LBS Bina Group Bhd................................... 255,180     42,393
    Lii Hen Industries Bhd...............................  74,300     51,036
    Lingkaran Trans Kota Holdings Bhd....................  42,500     46,380
*   Lion Industries Corp. Bhd............................  95,700     12,244
    LPI Capital Bhd......................................  40,440    161,759
    Magni-Tech Industries Bhd............................  62,700     66,835
    Magnum Bhd........................................... 251,500    126,665
    Mah Sing Group Bhd................................... 450,875    102,494
    Malakoff Corp. Bhd................................... 281,900     57,293
    Malayan Banking Bhd.................................. 175,829    410,198
    Malayan Flour Mills Bhd.............................. 182,100     23,193
*   Malayan United Industries Bhd........................ 518,500     23,434
    Malaysia Airports Holdings Bhd....................... 197,500    388,859
#   Malaysia Building Society Bhd........................ 496,535    120,990
    Malaysian Pacific Industries Bhd.....................  55,600    135,604
    Malaysian Resources Corp. Bhd........................ 467,100     77,803
#   Malton Bhd...........................................  92,900     11,016

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE>>
                                                          --------- --------
MALAYSIA -- (Continued)
    Matrix Concepts Holdings Bhd.........................   158,966 $ 76,183
    Maxis Bhd............................................    62,600   88,055
    MBM Resources BHD....................................    57,700   36,122
*   Media Prima Bhd......................................   204,800   19,350
    Mega First Corp. Bhd.................................    61,400   59,240
    MISC Bhd.............................................   151,500  251,353
    MKH Bhd..............................................   100,700   29,897
#   MMC Corp. Bhd........................................   137,400   28,270
*   MNRB Holdings Bhd....................................    80,160   22,554
    Muda Holdings Bhd....................................    76,500   35,682
*   Mudajaya Group Bhd...................................    66,956    5,021
    Muhibbah Engineering M Bhd...........................   111,200   77,378
*   Mulpha International Bhd.............................    39,460   17,071
    My EG Services Bhd...................................   488,400  119,824
    Nestle Malaysia Bhd..................................     1,700   61,659
    NTPM Holdings Bhd....................................   104,000   12,676
    OCK Group Bhd........................................   171,300   22,641
    Oriental Holdings BHD................................    63,500   99,941
    OSK Holdings Bhd.....................................   270,450   60,181
    Padini Holdings Bhd..................................   116,700  105,776
    Panasonic Manufacturing Malaysia Bhd.................     2,400   22,238
    Paramount Corp. Bhd..................................    63,500   32,434
*   Parkson Holdings Bhd.................................    70,119    4,633
*   Pentamaster Corp. Bhd................................    73,100   56,463
*   PESTECH International Bhd............................   154,500   46,196
#   Petron Malaysia Refining & Marketing Bhd.............    47,500   75,963
    Petronas Chemicals Group Bhd.........................   204,200  422,016
    Petronas Dagangan Bhd................................    13,400   86,557
    Petronas Gas Bhd.....................................    21,900   96,804
    PIE Industrial Bhd...................................    20,300    8,105
    Pos Malaysia Bhd.....................................    68,000   32,127
    PPB Group Bhd........................................    76,920  341,624
    Press Metal Aluminium Holdings Bhd...................   361,200  381,813
    Public Bank Bhd......................................   115,500  699,637
#   QL Resources Bhd.....................................   155,350  256,715
    Ranhill Holdings Bhd.................................    74,500   21,672
    RGB International Bhd................................   325,257   17,174
    RHB Bank Bhd.........................................   165,757  220,117
    Sam Engineering & Equipment M Bhd....................    10,100   18,128
#*  Sapura Energy Bhd.................................... 1,734,600  112,730
    Sarawak Oil Palms Bhd................................    91,800   59,318
    Scientex Bhd.........................................   101,200  217,744
    Serba Dinamik Holdings Bhd...........................   111,800  101,461
    Shangri-La Hotels Malaysia Bhd.......................    17,500   24,123
    Sime Darby Bhd.......................................   294,770  161,939
    Sime Darby Plantation Bhd............................   182,670  230,527
    Sime Darby Property Bhd..............................   216,670   60,996
    SKP Resources Bhd....................................   409,600  132,496
    SP Setia Bhd Group...................................   135,662   85,345
    Star Media Group Bhd.................................    62,900   10,841
*   Sumatec Resources Bhd................................   822,800    1,007
    Sunway Bhd...........................................   370,703  146,820
    Sunway Construction Group Bhd........................    94,890   36,224
    Supermax Corp. Bhd...................................   435,000  161,459
    Syarikat Takaful Malaysia Keluarga Bhd...............   110,800  114,189
    Ta Ann Holdings Bhd..................................   100,580   59,771
    TA Enterprise Bhd....................................   293,000   46,926
    TA Global Bhd........................................   228,100   14,804
    Taliworks Corp. Bhd..................................    68,666   13,918

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                       SHARES     VALUE>>
                                                                      --------- -----------
MALAYSIA -- (Continued)
    TDM Bhd..........................................................   268,620 $    11,878
    Telekom Malaysia Bhd.............................................   176,900     125,957
    Tenaga Nasional Bhd..............................................    88,200     278,514
    Thong Guan Industries Bhd........................................    14,600       8,505
    TIME dotCom Bhd..................................................    36,300      71,649
*   Tiong NAM Logistics Holdings.....................................    56,304       9,772
    Top Glove Corp. Bhd..............................................   249,600     294,444
    Tropicana Corp. Bhd..............................................   170,178      36,130
    Tune Protect Group Bhd...........................................   191,000      28,795
    Uchi Technologies Bhd............................................    16,400      10,308
    UEM Edgenta Bhd..................................................    74,800      48,721
    UEM Sunrise Bhd..................................................   526,400      97,236
    UMW Holdings Bhd.................................................   137,700     196,558
    UOA Development Bhd..............................................   213,100     124,900
*   Velesto Energy Bhd............................................... 1,107,073      51,670
    ViTrox Corp. Bhd.................................................    30,600      50,157
*   Vizione Holdings Bhd.............................................   125,400      30,902
    VS Industry Bhd..................................................   791,024     156,997
*   Wah Seong Corp. Bhd..............................................   116,300      21,497
    WCT Holdings Bhd.................................................   265,050      52,475
    Wellcall Holdings Bhd............................................    53,700      16,259
    Westports Holdings Bhd...........................................   135,300     123,082
    Yinson Holdings Bhd..............................................   232,800     233,503
    YNH Property Bhd.................................................   124,837      38,790
    YTL Corp. Bhd.................................................... 1,357,826     365,166
    YTL Power International Bhd......................................   234,906      51,667
                                                                                -----------
TOTAL MALAYSIA.......................................................            20,934,560
                                                                                -----------
MEXICO -- (0.8%)
#   ALEATICA S.A.B. de C.V...........................................     5,854       7,038
    Alfa S.A.B. de C.V., Class A..................................... 1,903,970   2,402,583
*   Alpek S.A.B. de C.V..............................................   237,220     323,410
#   Alsea S.A.B. de C.V..............................................   298,281     825,168
    America Movil S.A.B. de C.V., Sponsored ADR, Class L.............    26,000     417,300
    America Movil S.A.B. de C.V., Series L...........................   810,955     652,674
    Arca Continental S.A.B. de C.V...................................    65,518     380,145
#*  Axtel S.A.B. de C.V..............................................   499,613      77,859
    Banco Santander Mexico SA Institucion de Banca Multiple Grupo
      Financiero Santand, ADR........................................     5,600      41,720
#   Banco Santander Mexico SA Institucion de Banca Multiple Grupo
      Financiero Santand, Class B....................................   317,580     473,657
    Becle S.A.B. de C.V..............................................    94,151     120,629
#   Bolsa Mexicana de Valores S.A.B. de C.V..........................   208,501     417,062
*   Cemex S.A.B. de C.V.............................................. 1,744,120     945,837
*   Cemex S.A.B. de C.V., Sponsored ADR..............................    40,226     218,832
    Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR....................       800      49,752
    Coca-Cola Femsa S.A.B. de C.V., Series L.........................    50,925     318,217
    Consorcio ARA S.A.B. de C.V., Series *...........................   305,491      80,038
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR...........     4,146      31,054
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A.......   107,898      80,632
    Corp. Inmobiliaria Vesta S.A.B. de C.V...........................   184,629     258,663
#   Credito Real S.A.B. de C.V. SOFOM ER.............................    84,592      87,104
    El Puerto de Liverpool S.A.B. de C.V.............................    27,281     178,732
#*  Elementia S.A.B. de C.V..........................................    21,051      13,541
#*  Empresas ICA S.A.B. de C.V.......................................    42,400         233
    Fomento Economico Mexicano S.A.B. de C.V.........................    39,903     363,091
#*  Genomma Lab Internacional S.A.B. de C.V., Class B................   418,247     290,901
    Gentera S.A.B. de C.V............................................   444,917     325,040
    Gruma S.A.B. de C.V., Class B....................................    69,347     847,116

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                      SHARES    VALUE>>
                                                                      ------- -----------
MEXICO -- (Continued)
*   Grupo Aeromexico S.A.B. de C.V................................... 110,715 $   140,230
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V............... 148,385     828,825
    Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR.............   1,600     144,224
    Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B.........  89,797     808,031
    Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR..............     500      90,975
    Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B..........  18,655     337,819
    Grupo Bimbo S.A.B. de C.V., Class A.............................. 248,936     492,736
#   Grupo Carso S.A.B. de C.V., Series A1............................  68,490     268,627
    Grupo Cementos de Chihuahua S.A.B. de C.V........................  18,759     103,349
    Grupo Comercial Chedraui S.A. de C.V............................. 131,174     254,566
#   Grupo Elektra S.A.B. de C.V......................................  12,142     659,096
*   Grupo Famsa S.A.B. de C.V., Class A..............................  60,103      26,748
    Grupo Financiero Banorte S.A.B. de C.V........................... 244,201   1,358,143
    Grupo Financiero Inbursa S.A.B. de C.V........................... 374,163     540,633
    Grupo Herdez S.A.B. de C.V., Series *............................ 136,119     295,768
*   Grupo Hotelero Santa Fe S.A.B. de C.V............................  60,872      24,098
    Grupo Industrial Saltillo S.A.B. de C.V..........................   7,630       9,975
#   Grupo Lala S.A.B. de C.V.........................................  82,509     100,017
    Grupo Mexico S.A.B. de C.V., Series B............................ 687,634   1,636,535
#   Grupo Rotoplas S.A.B. de C.V.....................................  42,322      44,574
    Grupo Sanborns S.A.B. de C.V.....................................  66,549      65,427
#*  Grupo Simec S.A.B. de C.V........................................  33,392     106,293
    Grupo Televisa S.A.B., Sponsored ADR.............................  14,900     186,399
#   Grupo Televisa S.A.B., Series CPO................................ 380,998     954,973
*   Grupo Traxion S.A.B. de C.V......................................  22,758      14,651
*   Hoteles City Express S.A.B. de C.V............................... 120,262     141,694
*   Impulsora del Desarrollo y el Empleo en America Latina S.A.B. de
      C.V............................................................  30,799      53,956
    Industrias Bachoco S.A.B. de C.V., Sponsored ADR.................     200       9,200
    Industrias Bachoco S.A.B. de C.V., Series B......................  65,926     252,572
*   Industrias CH S.A.B. de C.V., Series B...........................  72,928     307,962
    Industrias Penoles S.A.B. de C.V.................................  48,407     660,733
    Infraestructura Energetica Nova S.A.B. de C.V....................  74,353     291,622
    Kimberly-Clark de Mexico S.A.B. de C.V., Class A................. 276,689     463,457
#*  La Comer S.A.B. de C.V........................................... 207,085     213,342
#   Megacable Holdings S.A.B. de C.V................................. 212,409     955,395
    Mexichem S.A.B. de C.V........................................... 473,286   1,267,475
#*  Minera Frisco S.A.B. de C.V., Class A1........................... 129,447      33,509
    Nemak S.A.B. de C.V.............................................. 357,006     279,858
*   Organizacion Cultiba S.A.B. de C.V...............................  15,310      12,082
*   Organizacion Soriana S.A.B. de C.V., Class B.....................  50,685      71,301
    Promotora y Operadora de Infraestructura S.A.B. de C.V...........  55,452     564,314
    Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L.   1,940      13,087
    Qualitas Controladora S.A.B. de C.V..............................  54,504     135,075
#   Regional S.A.B. de C.V........................................... 114,430     605,534
#*  Telesites S.A.B. de C.V.......................................... 347,607     217,592
    TV Azteca S.A.B. de C.V.......................................... 620,632      69,780
    Unifin Financiera S.A.B. de C.V. SOFOM ENR.......................  53,817     120,399
    Vitro S.A.B. de C.V..............................................  28,118      75,154
    Wal-Mart de Mexico S.A.B. de C.V................................. 186,983     491,164
                                                                              -----------
TOTAL MEXICO.........................................................          27,026,997
                                                                              -----------
NETHERLANDS -- (1.8%)
    Aalberts Industries NV...........................................  60,637   2,123,811
    ABN AMRO Group NV................................................  66,509   1,658,465
    Accell Group NV..................................................   8,181     179,894
#   Aegon NV......................................................... 270,698   1,394,565
#   Aegon NV.........................................................   3,465      17,914
    Akzo Nobel NV....................................................  13,811   1,188,647
#*  Altice Europe NV.................................................  16,720      34,106

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
NETHERLANDS -- (Continued)
*   Altice Europe NV, Class B............................     4,940 $   10,120
#   AMG Advanced Metallurgical Group NV..................    22,278    805,395
    Amsterdam Commodities NV.............................     8,642    191,535
    APERAM SA............................................    20,751    633,425
#   Arcadis NV...........................................    21,058    273,423
    ArcelorMittal........................................    87,766  2,027,151
    ASM International NV.................................    18,467    894,592
    ASML Holding NV......................................     4,870    851,605
    ASML Holding NV......................................    16,923  2,962,033
    ASR Nederland NV.....................................    43,789  1,846,938
*   Basic-Fit NV.........................................     5,876    179,767
    BE Semiconductor Industries NV.......................    42,901  1,112,637
#   Beter Bed Holding NV.................................     7,231     37,306
    BinckBank NV.........................................    24,937    178,068
#   Boskalis Westminster.................................    35,322    928,179
    Brunel International NV..............................     5,294     73,844
*   Coca-Cola European Partners P.L.C....................    31,062  1,457,650
    Corbion NV...........................................    39,050  1,106,023
    Flow Traders.........................................    20,804    642,980
    ForFarmers NV........................................    23,206    225,577
#*  Fugro NV.............................................    31,698    349,571
*   Gemalto NV...........................................    15,142    878,131
*   Gemalto NV...........................................       691     40,068
    GrandVision NV.......................................    18,021    401,795
*   Heijmans NV..........................................     6,926     72,339
    Heineken NV..........................................    19,681  1,767,728
    Hunter Douglas NV....................................     2,176    142,002
    IMCD NV..............................................    10,389    758,170
    ING Groep NV, Sponsored ADR..........................    38,057    451,737
    ING Groep NV.........................................   297,372  3,528,559
    Intertrust NV........................................     2,882     46,829
    KAS Bank NV..........................................     6,041     42,047
    Kendrion NV..........................................     8,173    199,264
    Koninklijke Ahold Delhaize NV, Sponsored ADR.........       876     23,068
    Koninklijke Ahold Delhaize NV........................   182,845  4,817,246
#   Koninklijke BAM Groep NV.............................    88,283    315,596
    Koninklijke DSM NV...................................    30,645  2,865,802
    Koninklijke KPN NV................................... 1,095,752  3,368,582
    Koninklijke Philips NV...............................    33,235  1,310,292
    Koninklijke Philips NV...............................    38,243  1,507,921
    Koninklijke Vopak NV.................................    29,677  1,508,159
*   Lucas Bols NV........................................       799     14,308
    Nederland Apparatenfabriek...........................     2,486    123,479
    NN Group NV..........................................    48,361  2,042,157
*   OCI NV...............................................    14,303    302,474
    Ordina NV............................................    39,907     67,918
#   PostNL NV............................................   153,346    396,216
    Randstad NV..........................................    59,385  2,862,620
    SBM Offshore NV......................................    74,082  1,222,782
#   SIF Holding NV.......................................     6,950     70,647
    Signify NV...........................................    35,620    882,411
    Sligro Food Group NV.................................     9,932    374,654
    TKH Group NV.........................................    25,422  1,227,784
*   TomTom NV............................................    52,620    471,045
    Unilever NV..........................................    43,124  2,307,565
    Unilever NV..........................................    17,252    923,848
    Van Lanschot Kempen NV...............................     5,103    119,325
#   Wessanen.............................................    37,597    385,102

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CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
NETHERLANDS -- (Continued)
    Wolters Kluwer NV....................................  37,368 $ 2,323,951
                                                                  -----------
TOTAL NETHERLANDS........................................          63,548,842
                                                                  -----------
NEW ZEALAND -- (0.3%)
#*  a2 Milk Co., Ltd..................................... 106,585     937,362
    Air New Zealand, Ltd................................. 389,826     758,089
    Auckland International Airport, Ltd..................  78,323     398,632
*   CBL Corp., Ltd.......................................     591         243
    Chorus, Ltd.......................................... 180,745     613,655
    Contact Energy, Ltd..................................  95,412     399,219
    EBOS Group, Ltd......................................  23,370     350,379
    Fisher & Paykel Healthcare Corp., Ltd................  80,671     702,081
#*  Fletcher Building, Ltd............................... 133,931     462,990
*   Fletcher Building, Ltd...............................   2,494       8,618
#   Fonterra Co-operative Group, Ltd.....................  12,549      41,135
    Freightways, Ltd.....................................  41,390     217,023
    Genesis Energy, Ltd..................................  94,453     174,012
    Gentrack Group, Ltd..................................  12,157      43,975
    Hallenstein Glasson Holdings, Ltd....................  15,620      43,190
    Heartland Group Holdings, Ltd........................ 114,799     109,502
    Infratil, Ltd........................................ 123,182     321,298
    Investore Property, Ltd..............................  11,629      12,399
    Kathmandu Holdings, Ltd..............................  53,377      88,207
    Mainfreight, Ltd.....................................  25,513     555,890
    Mercury NZ, Ltd......................................  54,040     132,057
    Meridian Energy, Ltd.................................  55,750     135,846
    Metlifecare, Ltd.....................................  84,170     301,293
#   Metro Performance Glass, Ltd.........................  22,279       7,540
    New Zealand Refining Co., Ltd. (The).................  56,509      91,123
    NZME, Ltd............................................  54,459      18,421
#   NZX, Ltd.............................................  64,157      44,392
    Oceania Healthcare, Ltd..............................  47,051      33,879
#   Port of Tauranga, Ltd................................  43,709     155,811
    Restaurant Brands New Zealand, Ltd...................  53,682     317,523
    Ryman Healthcare, Ltd................................  27,625     200,175
    Sanford, Ltd.........................................   5,155      23,888
    Scales Corp., Ltd....................................  37,612     114,525
#   Skellerup Holdings, Ltd..............................  53,156      74,376
    SKY Network Television, Ltd.......................... 127,131     166,209
    SKYCITY Entertainment Group, Ltd..................... 230,107     611,556
    Spark New Zealand, Ltd............................... 295,490     830,651
    Steel & Tube Holdings, Ltd...........................  27,815      22,114
    Summerset Group Holdings, Ltd........................ 103,162     436,355
*   Synlait Milk, Ltd....................................  11,090      70,929
    Tourism Holdings, Ltd................................  64,447     217,664
#*  TOWER, Ltd...........................................  33,200      16,757
    Trade Me Group, Ltd.................................. 107,207     470,326
#   Trustpower, Ltd......................................  10,678      46,073
#   Turners Automotive Group, Ltd........................   5,881       9,480
#   Vector, Ltd..........................................  29,600      70,276
    Warehouse Group, Ltd. (The)..........................   9,300      13,179
    Z Energy, Ltd........................................ 107,983     448,371
                                                                  -----------
TOTAL NEW ZEALAND........................................          11,318,688
                                                                  -----------
NORWAY -- (0.7%)
    ABG Sundal Collier Holding ASA....................... 197,886     102,595
    AF Gruppen ASA.......................................   3,601      59,146
*   Akastor ASA..........................................  54,512      83,391

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
NORWAY -- (Continued)
    Aker ASA, Class A....................................   5,749 $  404,675
    Aker BP ASA..........................................  31,110  1,036,595
*   Aker Solutions ASA...................................  47,974    261,878
    American Shipping Co. ASA............................  15,007     58,720
*   Archer, Ltd..........................................  18,467     10,354
    Atea ASA.............................................  33,779    466,771
    Austevoll Seafood ASA................................  40,040    511,329
#*  Avance Gas Holding, Ltd..............................  16,815     26,093
#*  Axactor SE...........................................  56,980    140,493
#   B2Holding ASA........................................  35,205     59,684
    Bakkafrost P/F.......................................  12,327    640,831
    Bonheur ASA..........................................   7,121     98,829
    Borregaard ASA.......................................  54,379    483,224
#*  BW LPG, Ltd..........................................  34,399    105,702
*   BW Offshore, Ltd.....................................  55,857    266,089
    DNB ASA..............................................  86,047  1,527,267
    DNO ASA.............................................. 359,035    690,567
*   DOF ASA..............................................  82,284     33,214
    Entra ASA............................................  17,059    247,200
    Equinor ASA.......................................... 159,779  3,653,536
    Equinor ASA, Sponsored ADR...........................   7,404    168,663
    Europris ASA.........................................  55,788    179,578
*   Frontline, Ltd.......................................  25,328    130,147
    Gjensidige Forsikring ASA............................  15,951    275,523
    Grieg Seafood ASA....................................  31,665    409,139
    Hexagon Composites ASA...............................  23,593     83,551
#   Hoegh LNG Holdings, Ltd..............................   5,374     24,789
#*  Kongsberg Automotive ASA............................. 161,629    137,756
    Kongsberg Gruppen ASA................................   7,950    110,819
*   Kvaerner ASA.........................................  55,434     78,409
    Leroy Seafood Group ASA..............................  68,248    545,774
    Mowi ASA.............................................  40,861    902,641
#*  NEL ASA.............................................. 112,671     74,738
#*  Nordic Nanovector ASA................................   2,597     13,142
*   Nordic Semiconductor ASA.............................   4,318     15,045
    Norsk Hydro ASA...................................... 246,244  1,141,593
#   Norway Royal Salmon ASA..............................   6,641    160,368
#*  Norwegian Air Shuttle ASA............................  11,018    168,469
*   Norwegian Finans Holding ASA.........................  44,318    364,672
    Norwegian Property ASA...............................  30,113     38,515
    Ocean Yield ASA......................................  36,925    265,570
#*  Odfjell Drilling, Ltd................................  29,963     88,203
    Olav Thon Eiendomsselskap ASA........................   6,027    102,579
    Orkla ASA............................................  40,705    328,991
*   Otello Corp. ASA.....................................  27,542     46,232
*   Petroleum Geo-Services ASA........................... 185,906    419,444
*   Prosafe SE...........................................   9,807     18,873
#*  Protector Forsikring ASA.............................  18,958    108,101
#*  REC Silicon ASA...................................... 721,052     49,293
    Salmar ASA...........................................  12,528    655,984
    Sbanken ASA..........................................   8,028     72,898
    Scatec Solar ASA.....................................  48,972    489,588
    Schibsted ASA, Class A...............................   4,875    171,177
    Schibsted ASA, Class B...............................   5,484    174,116
    Selvaag Bolig ASA....................................  14,564     74,978
    Solon Eiendom ASA....................................   4,604     19,664
*   Solstad Offshore ASA.................................   2,515        451
    SpareBank 1 SR-Bank ASA..............................  50,120    542,612
    Spectrum ASA.........................................  19,580     92,736

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
NORWAY -- (Continued)
    Stolt-Nielsen, Ltd...................................    13,146 $   158,629
    Storebrand ASA.......................................   130,819   1,002,578
    Subsea 7 SA..........................................    42,416     481,308
    Telenor ASA..........................................    30,195     571,650
    TGS NOPEC Geophysical Co. ASA........................    32,140     952,791
    Tomra Systems ASA....................................    29,260     760,222
    Treasure ASA.........................................    17,251      26,883
    Veidekke ASA.........................................    55,683     608,042
*   Wallenius Wilhelmsen ASA.............................     6,093      21,642
    Wilh Wilhelmsen Holding ASA, Class A.................     5,070      88,715
#   XXL ASA..............................................    17,077      57,296
    Yara International ASA...............................     6,934     286,729
                                                                    -----------
TOTAL NORWAY.............................................            24,729,489
                                                                    -----------
PERU -- (0.0%)
    Cementos Pacasmayo SAA, ADR..........................     1,856      18,559
    Cia de Minas Buenaventura SAA, ADR...................     1,300      20,345
    Credicorp, Ltd.......................................     1,928     468,080
*   Fossal SAA, ADR......................................       235         124
    Grana y Montero SAA, Sponsored ADR...................     5,845      18,645
                                                                    -----------
TOTAL PERU...............................................               525,753
                                                                    -----------
PHILIPPINES -- (0.3%)
    Aboitiz Equity Ventures, Inc.........................   104,270     129,065
    Aboitiz Power Corp...................................    86,300      63,735
    Alliance Global Group, Inc...........................   877,600     230,857
*   Apex Mining Co., Inc................................. 1,093,000      32,740
    Ayala Corp...........................................    37,355     666,219
    Ayala Land, Inc......................................   238,500     203,776
    Bank of the Philippine Islands.......................    89,166     156,075
    BDO Unibank, Inc.....................................   106,503     276,708
    Belle Corp........................................... 1,052,000      48,994
    Bloomberry Resorts Corp.............................. 2,201,400     466,777
    Cebu Air, Inc........................................   100,610     169,973
*   CEMEX Holdings Philippines, Inc......................   194,000       9,925
    Century Pacific Food, Inc............................   231,600      70,752
    China Banking Corp...................................   104,792      56,678
    Cosco Capital, Inc...................................   917,700     130,084
    D&L Industries, Inc..................................   612,700     133,383
    DMCI Holdings, Inc................................... 1,630,000     394,199
*   DoubleDragon Properties Corp.........................   172,200      67,539
    Eagle Cement Corp....................................    82,700      25,385
*   East West Banking Corp...............................   277,950      66,257
*   EEI Corp.............................................   105,400      16,392
    Emperador, Inc.......................................   463,900      66,787
    Filinvest Development Corp...........................    18,400       4,413
    Filinvest Land, Inc.................................. 4,531,000     129,676
    First Gen Corp.......................................   302,000     118,458
    First Philippine Holdings Corp.......................   115,830     161,707
*   Global Ferronickel Holdings, Inc.....................   459,882      13,521
*   Global-Estate Resorts, Inc...........................   764,000      16,945
    Globe Telecom, Inc...................................     7,840     304,931
    GT Capital Holdings, Inc.............................    14,652     300,940
    Integrated Micro-Electronics, Inc....................   251,445      59,826
    International Container Terminal Services, Inc.......   174,250     362,415
    JG Summit Holdings, Inc..............................   280,070     348,208
    Jollibee Foods Corp..................................    41,950     254,767
    Lopez Holdings Corp..................................   974,500      97,370

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
PHILIPPINES -- (Continued)
    LT Group, Inc........................................   432,900 $   129,004
    Manila Electric Co...................................    16,880     118,745
    Manila Water Co., Inc................................   335,200     177,123
    Max's Group, Inc.....................................    48,700      11,492
    Megawide Construction Corp...........................   384,700     132,975
    Megaworld Corp....................................... 2,523,200     250,547
    Metro Pacific Investments Corp....................... 1,921,500     179,618
    Metropolitan Bank & Trust Co.........................   143,790     232,102
    Nickel Asia Corp..................................... 1,050,480      49,514
    Pepsi-Cola Products Philippines, Inc.................    13,000         333
    Petron Corp.......................................... 1,056,700     151,712
    Philex Mining Corp...................................   319,400      24,687
*   Philippine National Bank.............................    88,840      76,755
    Phinma Energy Corp...................................   261,000       6,403
    Phoenix Petroleum Philippines, Inc...................   107,200      22,124
    Pilipinas Shell Petroleum Corp.......................   124,530     114,905
    PLDT, Inc., Sponsored ADR............................     3,985      98,868
    PLDT, Inc............................................    18,215     452,744
    Premium Leisure Corp.................................   952,000      17,203
    Puregold Price Club, Inc.............................   219,600     191,867
    Rizal Commercial Banking Corp........................   104,115      51,913
    Robinsons Land Corp..................................   823,738     348,595
    Robinsons Retail Holdings, Inc.......................    91,390     154,295
    San Miguel Corp......................................   138,950     440,805
    San Miguel Food and Beverage, Inc....................    60,520     110,389
    Security Bank Corp...................................    57,200     196,770
    Semirara Mining & Power Corp.........................   456,080     207,578
    SM Investments Corp..................................     3,865      73,730
    SM Prime Holdings, Inc...............................   178,400     130,805
    SSI Group, Inc.......................................   166,000       7,608
    Starmalls, Inc.......................................    88,000       9,836
    STI Education Systems Holdings, Inc..................   634,000       9,735
*   Travellers International Hotel Group, Inc............   284,200      29,984
    Union Bank Of Philippines............................    31,730      39,328
    Universal Robina Corp................................    77,930     221,636
    Vista Land & Lifescapes, Inc......................... 1,926,100     216,015
                                                                    -----------
TOTAL PHILIPPINES........................................            10,343,220
                                                                    -----------
POLAND -- (0.3%)
*   Alior Bank SA........................................    34,611     536,085
    Alumetal SA..........................................       710       7,697
    Amica SA.............................................     1,111      36,603
*   AmRest Holdings SE...................................     8,880      94,015
    Asseco Poland SA.....................................    28,219     364,181
    Bank Handlowy w Warszawie SA.........................     2,507      46,614
*   Bank Millennium SA...................................   149,913     356,065
    Bank Pekao SA........................................     3,546     105,534
*   Boryszew SA..........................................    42,569      53,862
    Budimex SA...........................................     2,085      60,593
    CCC SA...............................................     3,718     179,015
*   CD Projekt SA........................................     5,384     274,935
    Ciech SA.............................................    16,074     227,037
*   Cyfrowy Polsat SA....................................    83,536     532,234
*   Dino Polska SA.......................................     2,489      67,185
    Dom Development SA...................................     1,006      20,281
*   Enea SA..............................................    80,590     232,532
*   Energa SA............................................    32,183      87,959
#   Eurocash SA..........................................    34,593     187,178
*   Fabryki Mebli Forte SA...............................     3,906      25,077

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
POLAND -- (Continued)
    Famur SA.............................................    99,628 $   133,541
*   Getin Noble Bank SA..................................   175,051      21,703
    Globe Trade Centre SA................................    35,829      89,540
    Grupa Azoty SA.......................................    13,607     135,595
    Grupa Kety SA........................................     2,789     255,786
    Grupa Lotos SA.......................................    56,654   1,416,472
*   Impexmetal SA........................................    41,073      37,681
    ING Bank Slaski SA...................................     1,297      66,707
    Inter Cars SA........................................     1,271      73,665
*   Jastrzebska Spolka Weglowa SA........................    16,946     311,580
    Kernel Holding SA....................................    22,538     310,039
*   KGHM Polska Miedz SA.................................    51,146   1,297,534
    KRUK SA..............................................     7,941     357,576
    LC Corp. SA..........................................    98,398      63,383
    LPP SA...............................................       138     310,123
*   Lubelski Wegiel Bogdanka SA..........................     4,699      70,980
    mBank SA.............................................     1,836     221,700
*   Netia SA.............................................    26,821      37,133
    Neuca SA.............................................       723      49,349
*   Orange Polska SA.....................................   179,439     270,178
    Pfleiderer Group SA..................................     2,466      21,079
*   PGE Polska Grupa Energetyczna SA.....................   156,412     500,276
*   PKP Cargo SA.........................................    10,554     116,522
*   Polnord SA...........................................     8,379      19,131
    Polski Koncern Naftowy Orlen S.A.....................    48,628   1,370,131
    Polskie Gornictwo Naftowe i Gazownictwo SA...........    53,422     109,662
    Powszechna Kasa Oszczednosci Bank Polski SA..........    15,930     169,337
    Powszechny Zaklad Ubezpieczen SA.....................    26,083     313,417
*   Rafako SA............................................    16,664       7,620
    Santander Bank Polska SA.............................     3,014     303,230
    Stalexport Autostrady SA.............................    18,210      19,409
    Stalprodukt SA.......................................       471      41,829
*   Tauron Polska Energia SA.............................   402,511     257,389
*   VRG SA...............................................    12,059      12,444
    Warsaw Stock Exchange................................    11,383     122,468
                                                                    -----------
TOTAL POLAND.............................................            12,408,891
                                                                    -----------
PORTUGAL -- (0.2%)
    Altri SGPS SA........................................    29,560     244,594
*   Banco Comercial Portugues SA, Class R................ 1,495,316     412,291
    CTT-Correios de Portugal SA..........................    40,367     145,343
    EDP - Energias de Portugal SA........................   131,616     480,742
    EDP Renovaveis SA....................................    52,659     474,383
    Galp Energia SGPS SA.................................    78,831   1,231,696
    Jeronimo Martins SGPS SA.............................    25,041     354,885
*   Mota-Engil SGPS SA...................................    61,175     135,268
    Navigator Co. SA (The)...............................   133,317     652,298
    NOS SGPS SA..........................................   178,303   1,156,621
    REN - Redes Energeticas Nacionais SGPS SA............    94,222     283,011
    Semapa-Sociedade de Investimento e Gestao............    15,929     278,312
    Sonae Capital SGPS SA................................    42,162      42,922
    Sonae SGPS SA........................................   346,870     361,915
*   Teixeira Duarte SA...................................    26,689       4,279
                                                                    -----------
TOTAL PORTUGAL...........................................             6,258,560
                                                                    -----------
RUSSIA -- (0.3%)
    Etalon Group P.L.C., GDR.............................    16,911      34,717
    Etalon Group P.L.C., GDR.............................    24,905      51,055

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
RUSSIA -- (Continued)
    Gazprom PJSC, Sponsored ADR.......................... 204,014 $  997,468
    Gazprom PJSC, Sponsored ADR..........................  27,435    134,294
    Globaltrans Investment P.L.C., GDR...................   5,753     56,896
    Globaltrans Investment P.L.C., GDR...................  14,988    148,381
*   Lenta, Ltd...........................................  49,573    164,087
*   Lenta, Ltd., GDR.....................................  15,300     50,655
    Lukoil PJSC, Sponsored ADR(BYZF386)..................   8,132    652,186
    Lukoil PJSC, Sponsored ADR(BYZDW2900)................   8,682    697,142
    Magnitogorsk Iron & Steel Works PJSC, GDR............  23,655    204,260
*   Mail.Ru Group, Ltd., GDR.............................   1,819     44,875
*   Mail.Ru Group, Ltd., GDR.............................   1,243     30,677
*   Mechel PJSC, Sponsored ADR...........................  12,930     30,903
    MMC Norilsk Nickel PJSC, ADR.........................   3,885     81,624
    MMC Norilsk Nickel PJSC, ADR.........................   9,222    192,079
    Novatek PJSC, GDR....................................     810    148,715
    Novatek PJSC, GDR....................................     491     90,098
    Novolipetsk Steel PJSC, GDR..........................   8,327    195,206
    PhosAgro PJSC, GDR...................................   8,187    111,623
    PhosAgro PJSC, GDR...................................   1,814     24,707
    Ros Agro P.L.C., GDR.................................   2,407     29,839
    Ros Agro P.L.C., GDR.................................   1,362     16,889
    Rosneft Oil Co. PJSC, GDR............................  64,021    400,131
    Rosneft Oil Co. PJSC, GDR............................  21,859    136,689
    Rostelecom PJSC, Sponsored ADR.......................   2,444     16,057
    Rostelecom PJSC, Sponsored ADR.......................   8,039     53,796
    RusHydro PJSC, ADR................................... 131,916     96,778
    Sberbank of Russia PJSC, Sponsored ADR...............  99,013  1,346,454
    Sberbank of Russia PJSC, Sponsored ADR...............  59,507    808,105
    Severstal PJSC, GDR..................................   6,022     91,963
    Severstal PJSC, GDR..................................  12,397    189,178
    Tatneft PJSC, Sponsored ADR..........................   6,360    467,453
    Tatneft PJSC, Sponsored ADR..........................   9,834    726,241
    TMK PJSC, GDR........................................  21,049     68,304
    TMK PJSC, GDR........................................   5,570     18,084
    VEON, Ltd., ADR...................................... 112,404    284,382
    VTB Bank PJSC, GDR...................................  67,339     85,171
    VTB Bank PJSC, GDR................................... 262,918    332,591
    X5 Retail Group NV, GDR..............................   6,435    169,751
    X5 Retail Group NV, GDR..............................  17,380    458,137
                                                                  ----------
TOTAL RUSSIA.............................................          9,937,641
                                                                  ----------
SINGAPORE -- (0.8%)
    Accordia Golf Trust.................................. 287,200    117,487
    AEM Holdings, Ltd....................................  39,100     28,531
    Ascendas India Trust................................. 160,200    128,622
    Banyan Tree Holdings, Ltd............................  83,400     36,592
#   Best World International, Ltd........................  81,000    160,998
    Boustead Projects, Ltd...............................   3,600      2,417
    Boustead Singapore, Ltd.............................. 164,600     96,587
    BreadTalk Group, Ltd.................................  43,000     28,109
#   Bukit Sembawang Estates, Ltd.........................  36,100    150,868
    CapitaLand, Ltd...................................... 330,100    818,390
    Centurion Corp., Ltd.................................  89,000     26,841
    China Aviation Oil Singapore Corp., Ltd..............  99,400     85,955
    China Sunsine Chemical Holdings, Ltd................. 219,500    213,023
    Chip Eng Seng Corp., Ltd............................. 196,600    102,862
    CITIC Envirotech, Ltd................................ 235,200     75,944
    City Developments, Ltd...............................  59,600    407,926
    Civmec, Ltd..........................................  80,600     23,946

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
SINGAPORE -- (Continued)
    ComfortDelGro Corp., Ltd.............................   430,300 $  746,671
*   COSCO Shipping International Singapore Co., Ltd......   135,400     36,919
    CSE Global, Ltd......................................   110,200     35,307
    Dairy Farm International Holdings, Ltd...............    26,700    241,627
    DBS Group Holdings, Ltd..............................    48,675    867,513
*   Del Monte Pacific, Ltd...............................   160,100     16,347
    Delfi, Ltd...........................................     5,000      5,426
    Delong Holdings, Ltd.................................     3,000     13,079
    Duty Free International, Ltd.........................    42,700      6,525
*   Dyna-Mac Holdings, Ltd...............................    38,000      3,012
#*  Ezion Holdings, Ltd.................................. 1,950,350     78,859
#*  Ezra Holdings, Ltd...................................   799,030      6,068
    Far East Orchard, Ltd................................    40,400     37,840
    First Resources, Ltd.................................   177,600    225,774
#   Food Empire Holdings, Ltd............................   122,200     49,497
    Frasers Property, Ltd................................    96,900    130,461
    Frencken Group, Ltd..................................   135,900     42,052
    Fu Yu Corp., Ltd.....................................   241,400     36,778
*   Gallant Venture, Ltd.................................   211,200     20,451
    Genting Singapore, Ltd...............................   522,800    428,443
    Geo Energy Resources, Ltd............................   295,000     43,742
    GL, Ltd..............................................   146,700     79,057
    Golden Agri-Resources, Ltd........................... 2,290,100    432,169
    Golden Energy & Resources, Ltd.......................    62,400     11,364
    Great Eastern Holdings, Ltd..........................     6,300    122,465
    GuocoLand, Ltd.......................................    83,700    113,953
    Halcyon Agri Corp., Ltd..............................    27,000      9,637
    Hanwell Holdings, Ltd................................    81,500     13,386
    Haw Par Corp., Ltd...................................     6,100     56,184
    Health Management International, Ltd.................    50,531     20,517
#   Hi-P International, Ltd..............................    69,200     47,887
    Ho Bee Land, Ltd.....................................    67,200    125,351
    Hong Fok Corp., Ltd..................................   138,400     72,668
*   Hong Leong Asia, Ltd.................................   126,800     55,150
    Hongkong Land Holdings, Ltd..........................    81,200    584,144
    Hutchison Port Holdings Trust........................ 2,014,100    505,187
*   Hyflux, Ltd..........................................   178,500      4,909
    iFAST Corp., Ltd.....................................    30,100     25,318
    Indofood Agri Resources, Ltd.........................   154,600     25,273
    Japfa, Ltd...........................................   287,000    177,709
    Jardine Cycle & Carriage, Ltd........................     9,933    279,121
    k1 Ventures, Ltd.....................................    68,500        315
    Keppel Corp., Ltd....................................   159,800    726,643
    Keppel Infrastructure Trust..........................   694,500    263,180
    Keppel Telecommunications & Transportation, Ltd......    41,500     58,000
    KSH Holdings, Ltd....................................    61,200     23,689
    Lian Beng Group, Ltd.................................   117,700     42,918
    M1, Ltd..............................................   105,300    160,459
    Memtech International, Ltd...........................    26,900     17,247
    Metro Holdings, Ltd..................................   204,400    150,537
#*  Midas Holdings, Ltd..................................   408,200     10,916
*   mm2 Asia, Ltd........................................   130,000     31,442
*   Nam Cheong, Ltd......................................   133,000        589
    NetLink NBN Trust....................................    96,700     56,417
    NSL, Ltd.............................................    15,200     13,045
    Olam International, Ltd..............................   214,700    295,361
    OUE, Ltd.............................................   133,700    152,209
    Oversea-Chinese Banking Corp., Ltd...................   417,544  3,581,979
#   Oxley Holdings, Ltd..................................   477,392    106,539

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SINGAPORE -- (Continued)
    Pan-United Corp., Ltd................................  35,125 $     6,595
    Perennial Real Estate Holdings, Ltd..................  31,200      14,950
    Q&M Dental Group Singapore, Ltd......................  79,500      29,561
    QAF, Ltd............................................. 120,400      62,711
*   Raffles Education Corp., Ltd......................... 210,860      17,139
    Raffles Medical Group, Ltd........................... 232,012     191,678
    RHT Health Trust..................................... 235,600       5,256
    Riverstone Holdings, Ltd.............................  54,100      44,993
    RSP Holdings Pte, Ltd................................ 267,200         397
    SATS, Ltd............................................ 112,800     406,917
    Sembcorp Industries, Ltd............................. 695,796   1,342,343
#   Sembcorp Marine, Ltd.................................  78,000      93,092
    Sheng Siong Group, Ltd............................... 173,300     143,027
    SIA Engineering Co., Ltd.............................  25,500      46,996
    SIIC Environment Holdings, Ltd....................... 307,000      73,153
    Sinarmas Land, Ltd................................... 396,100      73,754
    Sing Holdings, Ltd...................................  63,900      18,053
    Singapore Airlines, Ltd.............................. 226,300   1,625,737
    Singapore Exchange, Ltd..............................  66,200     376,441
    Singapore Post, Ltd.................................. 635,500     465,894
#   Singapore Press Holdings, Ltd........................ 289,800     541,351
    Singapore Technologies Engineering, Ltd.............. 132,600     367,197
    Singapore Telecommunications, Ltd.................... 158,800     357,047
    Singapore Telecommunications, Ltd.................... 129,200     287,964
#*  Sino Grandness Food Industry Group, Ltd.............. 284,690      13,790
    Stamford Land Corp., Ltd.............................  26,000       9,467
    StarHub, Ltd......................................... 125,400     166,180
    Sunningdale Tech, Ltd................................  80,000      89,293
*   Swiber Holdings, Ltd.................................  29,250         443
    Tai Sin Electric, Ltd................................  47,100      11,013
*   Thomson Medical Group, Ltd........................... 267,200      15,531
    Tuan Sing Holdings, Ltd.............................. 241,811      71,062
#   UMS Holdings, Ltd.................................... 193,500      92,513
    United Engineers, Ltd................................ 176,400     334,453
    United Industrial Corp., Ltd.........................  38,700      85,926
    United Overseas Bank, Ltd............................ 143,216   2,684,039
    UOB-Kay Hian Holdings, Ltd...........................  36,035      33,217
    UOL Group, Ltd....................................... 123,000     608,695
    Valuetronics Holdings, Ltd........................... 220,780     116,065
    Venture Corp., Ltd...................................  94,900   1,152,726
#   Wheelock Properties Singapore, Ltd................... 112,200     175,026
    Wilmar International, Ltd............................ 113,500     281,112
    Wing Tai Holdings, Ltd............................... 188,500     287,711
*   Yongnam Holdings, Ltd................................ 119,700      15,699
                                                                  -----------
TOTAL SINGAPORE..........................................          26,866,630
                                                                  -----------
SOUTH AFRICA -- (2.1%)
    Absa Group, Ltd...................................... 243,644   3,419,143
    Adcock Ingram Holdings, Ltd..........................  30,156     144,080
*   Adcorp Holdings, Ltd.................................   8,176      12,289
    Advtech, Ltd......................................... 277,983     312,512
    AECI, Ltd............................................  71,115     476,599
    African Oxygen, Ltd..................................  16,143      33,405
    African Rainbow Minerals, Ltd........................  40,363     453,090
    Afrimat, Ltd.........................................  25,483      53,147
    Alexander Forbes Group Holdings, Ltd................. 243,507      85,276
    Allied Electronics Corp., Ltd., Class A..............  24,466      32,394
    Alviva Holdings, Ltd.................................  68,147      89,708
    Anglo American Platinum, Ltd.........................  12,361     596,664

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
SOUTH AFRICA -- (Continued)
    AngloGold Ashanti, Ltd...............................   166,422 $2,347,111
#   AngloGold Ashanti, Ltd., Sponsored ADR...............   117,913  1,684,977
*   ArcelorMittal South Africa, Ltd......................   169,011     41,162
*   Ascendis Health, Ltd.................................    53,024     21,852
    Aspen Pharmacare Holdings, Ltd.......................    45,565    500,866
    Assore, Ltd..........................................    10,867    282,026
    Astral Foods, Ltd....................................    27,739    339,446
*   Aveng, Ltd........................................... 1,224,354      4,657
    AVI, Ltd.............................................   115,961    815,114
    Balwin Properties, Ltd...............................    27,791      5,435
    Barloworld, Ltd......................................   115,762  1,060,976
    Bid Corp., Ltd.......................................    37,623    807,400
    Bidvest Group, Ltd. (The)............................   167,549  2,569,728
*   Blue Label Telecoms, Ltd.............................   168,327     56,624
*   Brait SE.............................................   112,165    237,608
    Capitec Bank Holdings, Ltd...........................     6,397    564,275
    Cashbuild, Ltd.......................................    11,572    241,744
    City Lodge Hotels, Ltd...............................    14,377    132,009
    Clicks Group, Ltd....................................    47,540    706,910
    Clover Industries, Ltd...............................    74,067    110,502
    Coronation Fund Managers, Ltd........................    70,488    219,744
*   Curro Holdings, Ltd..................................    36,512     79,111
*   DataTec, Ltd.........................................   123,684    271,744
    Discovery, Ltd.......................................    59,619    716,710
    Distell Group Holdings, Ltd..........................    18,709    162,087
    DRDGOLD, Ltd.........................................    67,874     15,576
*   EOH Holdings, Ltd....................................    47,563     95,042
    Exxaro Resources, Ltd................................    57,357    668,538
*   Famous Brands, Ltd...................................    20,131    136,665
    FirstRand, Ltd.......................................   498,957  2,621,907
    Foschini Group, Ltd. (The)...........................   109,589  1,403,900
    Gold Fields, Ltd.....................................    67,760    274,971
    Gold Fields, Ltd., Sponsored ADR.....................   465,777  1,909,686
*   Grindrod Shipping Holdings, Ltd......................     4,404     29,281
*   Grindrod, Ltd........................................   176,161    101,725
*   Harmony Gold Mining Co., Ltd.........................    97,627    196,040
*   Harmony Gold Mining Co., Ltd., Sponsored ADR.........    41,621     82,410
    Hudaco Industries, Ltd...............................    21,126    231,345
    Hulamin, Ltd.........................................    28,559      9,640
#*  Impala Platinum Holdings, Ltd........................   227,467    668,095
    Imperial Logistics, Ltd..............................   107,775    552,757
    Investec, Ltd........................................    39,260    258,772
    Invicta Holdings, Ltd................................     8,561     22,781
    Italtile, Ltd........................................    83,239     87,855
    JSE, Ltd.............................................    58,080    719,407
    KAP Industrial Holdings, Ltd.........................   730,619    473,153
    Kumba Iron Ore, Ltd..................................    22,799    586,855
    Lewis Group, Ltd.....................................    34,490     85,468
    Liberty Holdings, Ltd................................    89,696    724,730
#   Life Healthcare Group Holdings, Ltd..................   610,113  1,250,691
    Long4Life, Ltd.......................................   128,699     43,638
    Massmart Holdings, Ltd...............................    60,522    421,750
    Merafe Resources, Ltd................................   560,795     59,180
    Metair Investments, Ltd..............................    67,467     95,481
    MiX Telematics, Ltd..................................     4,997      3,409
    MiX Telematics, Ltd., Sponsored ADR..................     5,899    106,182
*   MMI Holdings, Ltd....................................   608,216    770,633
    Mondi, Ltd...........................................    31,168    775,038
    Mpact, Ltd...........................................    66,696    107,784

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH AFRICA -- (Continued)
#   Mr. Price Group, Ltd.................................    43,058 $   724,794
    MTN Group, Ltd.......................................   503,636   3,295,209
    Murray & Roberts Holdings, Ltd.......................   143,603     154,858
*   Nampak, Ltd..........................................   253,347     266,992
    Naspers, Ltd., Class N...............................     4,658   1,077,506
    Nedbank Group, Ltd...................................    91,000   1,969,490
    NEPI Rockcastle P.L.C................................    51,128     483,420
    Netcare, Ltd.........................................   532,616   1,002,540
*   Northam Platinum, Ltd................................   103,329     376,225
    Novus Holdings, Ltd..................................     1,771         557
    Oceana Group, Ltd....................................    23,620     136,878
    Old Mutual, Ltd...................................... 1,196,611   2,075,818
    Omnia Holdings, Ltd..................................    23,064     147,179
    Peregrine Holdings, Ltd..............................   153,958     212,352
    Pick n Pay Stores, Ltd...............................   160,555     841,629
    Pioneer Foods Group, Ltd.............................    42,446     252,912
*   PPC, Ltd.............................................   531,548     222,555
    PSG Group, Ltd.......................................    21,670     410,944
    PSG Konsult, Ltd.....................................    92,305      74,420
    Raubex Group, Ltd....................................    88,136     123,937
    Reunert, Ltd.........................................   123,760     657,100
    Rhodes Food Group Pty, Ltd...........................    59,205      74,579
*   Royal Bafokeng Platinum, Ltd.........................    18,908      41,448
    Sanlam, Ltd..........................................   405,269   2,576,092
    Santam, Ltd..........................................    18,728     430,204
    Sappi, Ltd...........................................   290,153   1,714,112
    Sasol, Ltd...........................................    51,161   1,547,837
    Sasol, Ltd., Sponsored ADR...........................    42,458   1,282,656
    Shoprite Holdings, Ltd...............................    61,111     756,174
*   Sibanye Gold, Ltd....................................   968,407     841,681
*   Sibanye Gold, Ltd., Sponsored ADR....................    17,699      60,709
    SPAR Group, Ltd. (The)...............................    94,259   1,422,314
    Spur Corp., Ltd......................................    22,560      38,792
*   Stadio Holdings, Ltd.................................    36,904      11,145
    Standard Bank Group, Ltd.............................   276,667   4,087,673
*   Steinhoff International Holdings NV..................   237,520      29,757
*   Sun International, Ltd...............................    73,048     323,099
*   Super Group, Ltd.....................................   234,624     605,798
#   Telkom SA SOC, Ltd...................................   190,557     964,159
    Tiger Brands, Ltd....................................    24,192     507,271
    Tongaat Hulett, Ltd..................................    46,777     177,721
    Transaction Capital, Ltd.............................   171,469     222,985
    Trencor, Ltd.........................................    86,382     190,623
    Truworths International, Ltd.........................   270,008   1,643,350
    Tsogo Sun Holdings, Ltd..............................   334,187     498,864
    Vodacom Group, Ltd...................................    99,231     902,941
    Wilson Bayly Holmes-Ovcon, Ltd.......................    31,138     327,602
    Woolworths Holdings, Ltd.............................   378,783   1,439,521
                                                                    -----------
TOTAL SOUTH AFRICA.......................................            72,504,932
                                                                    -----------
SOUTH KOREA -- (4.1%)
    ABco Electronics Co., Ltd............................     2,040      11,161
*   Able C&C Co., Ltd....................................     2,668      28,750
    ABOV Semiconductor Co., Ltd..........................     2,891      14,334
*   Actoz Soft Co., Ltd..................................       235       2,351
    Aekyung Petrochemical Co., Ltd.......................     9,172      74,155
    AfreecaTV Co., Ltd...................................     2,255      84,426
*   Agabang&Company......................................     6,392      23,341
    Ahn-Gook Pharmaceutical Co., Ltd.....................     1,612      14,786

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Ahnlab, Inc..........................................    779 $   35,253
    AJ Networks Co., Ltd.................................  6,852     30,033
*   AJ Rent A Car Co., Ltd...............................  7,666     81,661
    AK Holdings, Inc.....................................  3,311    152,132
    ALUKO Co., Ltd....................................... 14,094     39,469
    Amorepacific Corp....................................  1,012    165,501
    AMOREPACIFIC Group...................................  1,918    118,519
*   Amotech Co., Ltd.....................................  4,455     77,568
*   Aprogen pharmaceuticals, Inc.........................  9,149     20,173
*   APS Holdings Corp....................................  6,436     25,575
    Asia Cement Co., Ltd.................................    484     55,789
    ASIA Holdings Co., Ltd...............................    348     39,282
    Asia Paper Manufacturing Co., Ltd....................  1,806     53,137
*   Asiana Airlines, Inc................................. 62,553    245,901
    Atinum Investment Co., Ltd........................... 20,272     39,294
    AUK Corp............................................. 11,347     23,490
    Aurora World Corp....................................  2,350     21,806
    Austem Co., Ltd......................................  3,763     12,023
    Autech Corp..........................................  5,659     57,240
*   Avaco Co., Ltd.......................................  3,317     19,812
    Baiksan Co., Ltd.....................................  5,715     33,619
    BGF Co., Ltd......................................... 18,624    133,097
    BGF retail Co., Ltd..................................    174     28,725
*   BH Co., Ltd..........................................  7,554    117,016
*   Binex Co., Ltd.......................................  2,004     20,848
    Binggrae Co., Ltd....................................  1,425     87,844
*   BioSmart Co., Ltd....................................  1,822      7,045
#*  Biovill Co., Ltd.....................................  5,674      8,338
    Bixolon Co., Ltd.....................................  3,329     17,711
    Bluecom Co., Ltd.....................................  5,249     20,638
    BNK Financial Group, Inc............................. 71,172    470,809
#*  Bohae Brewery Co., Ltd............................... 18,323     32,812
    BoKwang Industry Co., Ltd............................  3,778     21,482
    Boryung Pharmaceutical Co., Ltd......................  3,965     35,469
*   Brain Contents Co., Ltd.............................. 25,935     20,305
*   Bubang Co., Ltd......................................  8,619     18,220
    BYC Co., Ltd.........................................     49     10,668
    Byucksan Corp........................................ 13,144     31,625
*   CammSys Corp......................................... 24,904     42,510
    Capro Corp...........................................  7,986     36,696
    Caregen Co., Ltd.....................................    131      8,263
    Cell Biotech Co., Ltd................................  1,192     30,422
*   Celltrion Pharm, Inc.................................    399     22,682
#*  Celltrion, Inc.......................................  2,790    552,405
*   Charm Engineering Co., Ltd........................... 16,975     24,897
    Cheil Worldwide, Inc.................................  9,232    194,977
*   ChinHung International, Inc..........................  7,063     14,079
    Chinyang Holdings Corp...............................  4,663     11,390
    Chong Kun Dang Pharmaceutical Corp...................  1,859    177,814
    Chongkundang Holdings Corp...........................  1,241     71,434
    Chosun Refractories Co., Ltd.........................    254     18,787
    Chungdahm Learning, Inc..............................  1,652     31,643
    CJ CGV Co., Ltd......................................  3,869    148,790
    CJ CheilJedang Corp..................................  3,908  1,204,655
    CJ Corp..............................................  7,031    763,484
    CJ ENM Co., Ltd......................................  1,292    246,965
    CJ Freshway Corp.....................................  1,329     34,928
    CJ Hello Co., Ltd.................................... 18,251    168,819
*   CJ Logistics Corp....................................  2,020    305,458

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
*   CJ Seafood Corp......................................  3,844 $    8,296
    CKD Bio Corp.........................................  1,562     30,804
    Clean & Science Co., Ltd.............................  1,246     15,978
*   CMG Pharmaceutical Co., Ltd..........................  4,629     19,809
    Com2uSCorp...........................................  1,979    204,120
    Commax Co., Ltd......................................  3,367     12,869
    Cosmax BTI, Inc......................................  2,588     48,109
    Cosmax, Inc..........................................  1,285    145,984
*   Cosmochemical Co., Ltd...............................  2,350     33,728
*   COSON Co., Ltd.......................................  1,028      9,494
    Coway Co., Ltd.......................................  3,932    296,325
    COWELL FASHION Co., Ltd..............................  3,879     16,220
    Crown Confectionery Co., Ltd.........................  3,551     34,052
    CROWNHAITAI Holdings Co., Ltd........................  3,919     41,993
*   CrucialTec Co., Ltd..................................  7,712      7,368
*   CTGen Co., Ltd.......................................  7,725     24,204
    Cuckoo Holdings Co., Ltd.............................    292     32,836
*   Curo Co., Ltd........................................  7,060      3,360
    Cymechs, Inc.........................................  4,234     31,361
    D.I Corp.............................................  8,697     32,578
    Dae Dong Industrial Co., Ltd.........................  2,419     14,089
    Dae Han Flour Mills Co., Ltd.........................    448     74,070
    Dae Hwa Pharmaceutical Co., Ltd......................  2,020     38,382
    Dae Hyun Co., Ltd....................................  8,440     18,882
*   Dae Won Chemical Co., Ltd............................  8,405     13,868
    Dae Won Kang Up Co., Ltd............................. 11,678     46,290
    Daea TI Co., Ltd.....................................  2,937     22,486
    Daebongls Co., Ltd...................................  2,132     13,741
    Daechang Co., Ltd.................................... 36,639     31,966
    Daeduck Electronics Co............................... 23,526    217,359
*   Daehan New Pharm Co., Ltd............................  1,458     14,593
    Daehan Steel Co., Ltd................................  6,129     34,737
    Dae-Il Corp..........................................  6,224     41,163
    Daekyo Co., Ltd......................................  4,518     26,740
    Daelim B&Co Co., Ltd.................................  2,743     12,320
    Daelim C&S Co., Ltd..................................  1,304     14,265
    Daelim Industrial Co., Ltd...........................  8,129    779,819
    Daeryuk Can Co., Ltd.................................  7,106     34,890
    Daesang Corp.........................................  6,833    155,097
    Daesang Holdings Co., Ltd............................  8,332     60,989
*   Daesung Industrial Co., Ltd..........................  7,052     31,880
    Daewon Media Co., Ltd................................  1,500     12,455
    Daewon Pharmaceutical Co., Ltd.......................  3,235     49,928
    Daewon San Up Co., Ltd...............................  5,358     27,999
*   Daewoo Engineering & Construction Co., Ltd........... 26,897    125,752
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd....  9,350    312,797
    Daewoong Co., Ltd....................................  5,154     85,193
    Daihan Pharmaceutical Co., Ltd.......................  1,718     58,192
    Daishin Securities Co., Ltd.......................... 13,218    138,282
*   Danal Co., Ltd....................................... 11,819     39,080
    Danawa Co., Ltd......................................  1,195     19,114
    Daou Data Corp....................................... 10,823     97,613
    Daou Technology, Inc................................. 18,282    348,878
*   Dasan Networks, Inc..................................  3,438     19,958
#   Dayou Automotive Seat Technology Co., Ltd............ 24,500     26,598
*   Dayou Plus Co., Ltd.................................. 39,586     32,084
    DB Financial Investment Co., Ltd..................... 14,228     62,987
    DB HiTek Co., Ltd.................................... 23,617    275,324
    DB Insurance Co., Ltd................................ 29,239  1,825,974

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
*   DB, Inc.............................................. 52,034 $   44,854
    Dentium Co., Ltd.....................................  1,418     93,469
*   Deutsch Motors, Inc..................................  3,114     15,078
    Development Advance Solution Co., Ltd................  4,645     41,015
    DGB Financial Group, Inc............................. 44,680    348,970
#   DHP Korea Co., Ltd...................................  2,807     25,599
    Digital Chosun Co., Ltd..............................  7,564     14,087
*   Digital Optics Co., Ltd.............................. 14,053      9,067
    Digital Power Communications Co., Ltd................  4,467     25,810
*   DIO Corp.............................................  2,218     52,549
    DMS Co., Ltd.........................................  3,334     15,378
    DNF Co., Ltd.........................................  4,955     36,200
#   Dong A Eltek Co., Ltd................................  3,336     27,793
*   Dong Ah Tire & Rubber Co., Ltd.......................  1,575     17,145
    Dong-A Socio Holdings Co., Ltd.......................    581     54,963
    Dong-A ST Co., Ltd...................................    293     26,646
    Dong-Ah Geological Engineering Co., Ltd..............  4,456     86,974
    Dongbu Corp..........................................  2,681     20,959
    Dong-Il Corp.........................................    527     30,069
    Dongil Industries Co., Ltd...........................    385     20,318
    Dongjin Semichem Co., Ltd............................ 16,117    126,693
    DongKook Pharmaceutical Co., Ltd.....................    621     31,467
    Dongkuk Industries Co., Ltd..........................  5,625     13,959
    Dongkuk Steel Mill Co., Ltd.......................... 23,831    178,408
    Dongkuk Structures & Construction Co., Ltd...........  4,495     12,707
    Dongsuh Cos., Inc....................................  2,762     47,730
    Dongsung Chemical Co., Ltd...........................    737      9,898
    DONGSUNG Corp........................................  8,491     39,811
    Dongwha Enterprise Co., Ltd..........................  3,262     56,280
    Dongwha Pharm Co., Ltd...............................  5,495     48,865
    Dongwon Development Co., Ltd......................... 19,456     74,484
    Dongwon F&B Co., Ltd.................................    381     92,564
    Dongwon Industries Co., Ltd..........................    849    180,178
    Dongwon Systems Corp.................................  1,060     28,340
    Dongyang E&P, Inc....................................  1,070      9,249
#*  Dongyang Steel Pipe Co., Ltd......................... 20,607     31,007
    Doosan Bobcat, Inc...................................  3,574    106,888
    Doosan Corp..........................................  3,367    356,938
*   Doosan Heavy Industries & Construction Co., Ltd...... 50,711    519,919
#*  Doosan Infracore Co., Ltd............................ 76,700    599,631
    DoubleUGames Co., Ltd................................    812     40,937
    Douzone Bizon Co., Ltd...............................  6,186    229,849
    DRB Holding Co., Ltd.................................  2,589     15,475
    DTR Automotive Corp..................................  1,664     46,233
*   Duk San Neolux Co., Ltd..............................    948     14,649
    DY Corp..............................................  6,599     37,399
    DY POWER Corp........................................  4,041     59,733
    e Tec E&C, Ltd.......................................    900     74,880
    E1 Corp..............................................  1,504     82,167
    Eagon Holdings Co., Ltd..............................  7,561     21,961
#   Easy Bio, Inc........................................ 26,631    145,234
*   Ecopro Co., Ltd......................................  4,839    142,407
*   Ehwa Technologies Information Co., Ltd............... 63,076     16,413
    e-LITECOM Co., Ltd...................................  2,144     12,898
    E-MART, Inc..........................................  5,830  1,007,031
    EM-Tech Co., Ltd.....................................  4,598     66,827
*   Enerzent Co., Ltd....................................  6,893     14,207
    ENF Technology Co., Ltd..............................  4,799     59,168
    Eo Technics Co., Ltd.................................    867     39,807

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    eSang Networks Co., Ltd..............................  2,144 $   15,465
    Eugene Corp.......................................... 17,321    116,954
*   Eugene Investment & Securities Co., Ltd.............. 23,816     59,892
    Eugene Technology Co., Ltd...........................  4,629     49,589
*   Eusu Holdings Co., Ltd...............................  7,790     63,008
    EVERDIGM Corp........................................  1,142      7,457
    F&F Co., Ltd.........................................  1,924     73,638
    Farmsco..............................................  3,987     30,019
*   FarmStory Co., Ltd................................... 29,121     30,440
*   Feelingk Co., Ltd.................................... 21,178     38,584
    Fila Korea, Ltd...................................... 13,368    574,484
    Fine DNC Co., Ltd....................................  1,051      2,201
    Fine Semitech Corp...................................  5,935     29,249
*   Fine Technix Co., Ltd................................  5,200      9,287
*   FN Republic Co., Ltd................................. 14,252     24,482
#*  Foosung Co., Ltd..................................... 15,450    115,278
*   Gamevil, Inc.........................................    309     15,476
    Gaon Cable Co., Ltd..................................  1,018     16,922
    GMB Korea Corp.......................................  3,121     25,054
*   GNCO Co., Ltd........................................ 12,219     19,475
    GOLFZON Co., Ltd.....................................  1,071     36,219
    Golfzon Newdin Holdings Co., Ltd.....................  8,068     27,184
    Grand Korea Leisure Co., Ltd.........................  9,784    226,737
    Green Cross Corp.....................................    417     51,619
    Green Cross Holdings Corp............................  4,003     86,201
    GS Engineering & Construction Corp................... 16,192    686,336
    GS Global Corp....................................... 25,862     62,711
    GS Holdings Corp..................................... 35,563  1,740,648
    GS Home Shopping, Inc................................    932    159,110
    GS Retail Co., Ltd...................................  6,254    202,598
*   G-SMATT GLOBAL Co., Ltd..............................  7,836     13,676
    Gwangju Shinsegae Co., Ltd...........................     56     10,027
*   GY Commerce Co., Ltd.................................  4,452      6,752
    HAESUNG DS Co., Ltd..................................  3,675     44,544
    Haesung Industrial Co., Ltd..........................  1,021     10,526
    Haitai Confectionery & Foods Co., Ltd................  1,576     15,672
    Halla Corp........................................... 15,710     72,926
    Halla Holdings Corp..................................  3,614    142,167
    Han Kuk Carbon Co., Ltd..............................  7,153     49,611
    Hana Financial Group, Inc............................ 59,628  2,144,015
*   Hana Micron, Inc.....................................  9,900     37,811
    Hana Tour Service, Inc...............................  2,911    185,822
*   Hanall Biopharma Co., Ltd............................    764     24,083
    Hancom MDS, Inc......................................  1,135     16,037
    Hancom, Inc..........................................  4,132     50,335
    Handok, Inc..........................................    729     17,527
    Handsome Co., Ltd....................................  4,421    146,915
    Hanil Cement Co., Ltd................................    555     71,192
#   Hanil Holdings Co., Ltd..............................    455     23,795
*   Hanil Hyundai Cement Co., Ltd........................    369     17,431
*   Hanil Vacuum Co., Ltd................................ 10,832     14,531
*   Hanjin Heavy Industries & Construction Co., Ltd...... 31,347     35,212
    Hanjin Kal Corp...................................... 15,101    376,674
    Hanjin Transportation Co., Ltd.......................  1,059     38,362
    Hankook Shell Oil Co., Ltd...........................    201     59,772
    Hankook Tire Co., Ltd................................ 25,389    955,035
    Hankuk Paper Manufacturing Co., Ltd..................  1,641     28,176
    Hanmi Pharm Co., Ltd.................................    103     40,302
    Hanmi Semiconductor Co., Ltd.........................  7,775     55,970

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                      SHARES   VALUE>>
                                                                      ------- ----------
SOUTH KOREA -- (Continued)
    Hanon Systems....................................................  21,775 $  251,414
    Hans Biomed Corp.................................................     730     16,735
    Hansae MK Co., Ltd...............................................   1,704     12,614
    Hansae Yes24 Holdings Co., Ltd...................................   6,834     50,317
    Hanshin Construction.............................................   4,822     77,073
    Hanshin Machinery Co.............................................   7,006     15,523
    Hansol Chemical Co., Ltd.........................................   2,668    203,859
    Hansol Holdings Co., Ltd.........................................  16,732     75,410
    Hansol HomeDeco Co., Ltd.........................................  31,649     45,642
    Hansol Paper Co., Ltd............................................  11,693    180,860
*   Hansol Technics Co., Ltd.........................................   7,801     52,724
    Hanssem Co., Ltd.................................................   1,574    101,579
*   Hanwha Aerospace Co., Ltd........................................   9,918    280,716
*   Hanwha Chemical Corp.............................................  34,878    707,421
    Hanwha Corp......................................................  33,727  1,069,060
*   Hanwha Galleria Timeworld Co., Ltd...............................     549     14,789
    Hanwha General Insurance Co., Ltd................................  35,527    173,539
*   Hanwha Investment & Securities Co., Ltd..........................  38,688     84,454
    Hanwha Life Insurance Co., Ltd................................... 214,716    831,741
#   Hanyang Eng Co., Ltd.............................................   8,226    100,251
    Hanyang Securities Co., Ltd......................................   2,204     14,072
*   Harim Co., Ltd...................................................  19,679     55,198
    Harim Holdings Co., Ltd..........................................  12,511    141,515
    HB Technology Co., Ltd...........................................  25,361     85,367
    HDC Holdings Co., Ltd............................................  32,753    551,355
    HDC Hyundai Engineering Plastics Co., Ltd........................   7,950     34,615
*   Heung-A Shipping Co., Ltd........................................  63,239     24,805
*   Heungkuk Fire & Marine Insurance Co., Ltd........................  26,515    117,174
    Hite Jinro Co., Ltd..............................................   8,738    132,992
    Hitejinro Holdings Co., Ltd......................................   2,966     20,735
*   HLB, Inc.........................................................     890     60,338
*   Homecast Co., Ltd................................................   5,319     23,551
    Hotel Shilla Co., Ltd............................................   4,630    320,202
#   HS Industries Co., Ltd...........................................  26,890    152,790
    HS R&A Co., Ltd..................................................  12,730     23,896
*   HSD Engine Co., Ltd..............................................   2,526     12,650
    Huchems Fine Chemical Corp.......................................  11,078    229,569
*   Hugel, Inc.......................................................     317     95,446
*   Humax Co., Ltd...................................................   6,166     37,430
    Humedix Co., Ltd.................................................     249      5,872
*   Huneed Technologies..............................................   3,729     28,060
    Huons Co., Ltd...................................................   1,280     78,299
    Huons Global Co., Ltd............................................   2,084     77,931
    Husteel Co., Ltd.................................................   1,809     21,134
    Huvis Corp.......................................................   3,861     26,800
    Huvitz Co., Ltd..................................................   2,773     21,566
    Hwa Shin Co., Ltd................................................  11,960     29,461
    Hwacheon Machine Tool Co., Ltd...................................     773     29,372
    Hwail Pharm Co., Ltd.............................................   2,785     16,940
*   Hwajin Co., Ltd..................................................   4,139      8,537
    Hwangkum Steel & Technology Co., Ltd.............................   3,708     37,958
    HwaSung Industrial Co., Ltd......................................   3,868     53,502
    Hy-Lok Corp......................................................   3,442     60,348
*   Hyosung Advanced Materials Corp..................................   1,225    126,488
*   Hyosung Chemical Corp............................................     872    111,049
*   Hyosung Corp.....................................................   6,087    384,362
*   Hyosung TNC Co., Ltd.............................................   1,183    183,283
#   Hyundai BNG Steel Co., Ltd.......................................   2,999     30,098
    Hyundai Construction Equipment Co., Ltd..........................   5,034    250,657

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Hyundai Corp Holdings, Inc...........................    954 $   15,463
    Hyundai Corp.........................................  1,832     52,379
    Hyundai Department Store Co., Ltd....................  3,263    280,898
    Hyundai Elevator Co., Ltd............................  2,540    255,340
    Hyundai Engineering & Construction Co., Ltd.......... 17,594    988,618
    Hyundai Glovis Co., Ltd..............................  3,813    487,530
    Hyundai Greenfood Co., Ltd........................... 16,348    202,300
*   Hyundai Heavy Industries Co., Ltd....................  5,593    699,926
*   Hyundai Heavy Industries Holdings Co., Ltd...........  2,230    721,823
    Hyundai Home Shopping Network Corp...................  2,511    232,599
    Hyundai Hy Communications & Networks Co., Ltd........ 16,126     59,807
    Hyundai Livart Furniture Co., Ltd....................  3,328     59,017
    Hyundai Marine & Fire Insurance Co., Ltd............. 34,740  1,166,000
*   Hyundai Merchant Marine Co., Ltd..................... 49,293    177,707
    Hyundai Mipo Dockyard Co., Ltd.......................  5,934    336,256
    Hyundai Mobis Co., Ltd...............................  4,865    985,489
    Hyundai Motor Co..................................... 13,088  1,525,819
    Hyundai Motor Securities Co., Ltd....................  8,272     74,935
    Hyundai Pharmaceutical Co., Ltd......................  5,002     23,199
#*  Hyundai Rotem Co., Ltd...............................  2,679     64,149
    Hyundai Steel Co..................................... 15,797    726,911
    Hyundai Telecommunication Co., Ltd...................  3,896     38,699
    Hyundai Wia Corp.....................................  6,936    272,899
    HyVision System, Inc.................................  4,057     34,689
    ICD Co., Ltd.........................................  7,811     64,658
    IDIS Holdings Co., Ltd...............................  1,569     18,942
    IHQ, Inc............................................. 30,632     52,285
    Il Dong Pharmaceutical Co., Ltd......................  1,499     26,967
    IlDong Holdings Co., Ltd.............................  1,955     21,863
    Iljin Display Co., Ltd............................... 11,828     41,070
    Iljin Electric Co., Ltd..............................  4,435     13,762
*   Iljin Holdings Co., Ltd..............................  5,037     16,614
    Iljin Materials Co., Ltd.............................  1,238     45,385
    Ilshin Spinning Co., Ltd.............................    467     40,588
*   Ilyang Pharmaceutical Co., Ltd.......................    980     25,830
*   IM Co., Ltd..........................................  8,684     10,973
    iMarketKorea, Inc....................................  6,839     49,312
    InBody Co., Ltd......................................  2,830     59,357
*   Industrial Bank of Korea............................. 50,904    652,033
*   INITECH Co., Ltd.....................................  3,505     19,591
    Innocean Worldwide, Inc..............................  1,034     65,467
*   Innox Advanced Materials Co., Ltd....................  1,394     60,714
*   Inscobee, Inc........................................  2,173     11,086
*   Insun ENT Co., Ltd...................................  7,613     46,454
*   Interflex Co., Ltd...................................  4,629     47,766
    Interojo Co., Ltd....................................  2,190     44,769
    Interpark Corp.......................................  1,523      7,396
    Interpark Holdings Corp.............................. 18,307     41,223
    INTOPS Co., Ltd......................................  3,718     49,595
    Inzi Controls Co., Ltd...............................  3,569     28,073
*   Iones Co., Ltd.......................................  1,757     14,514
*   Iriver, Ltd..........................................  3,631     22,523
    IS Dongseo Co., Ltd.................................. 10,012    272,836
    ISC Co., Ltd.........................................  3,063     25,045
    i-SENS, Inc..........................................    555     12,498
    ISU Chemical Co., Ltd................................  4,395     40,388
    IsuPetasys Co., Ltd.................................. 13,287     71,263
    It's Hanbul Co., Ltd.................................    391      9,490
    Jahwa Electronics Co., Ltd...........................  3,674     44,203

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    JASTECH, Ltd.........................................  4,110 $   33,407
*   Jayjun Cosmetic Co., Ltd.............................  5,119     50,760
    JB Financial Group Co., Ltd.......................... 68,101    381,039
    JC Hyun System, Inc..................................  9,054     42,296
*   Jcontentree Corp..................................... 11,843     52,820
    Jeju Air Co., Ltd....................................  2,681     79,119
    Jinro Distillers Co., Ltd............................    564     14,768
    Jinsung T.E.C........................................  6,512     51,357
    Jusung Engineering Co., Ltd..........................  9,061     53,576
    JVM Co., Ltd.........................................    366     11,496
    JW Life Science Corp.................................  1,546     31,340
*   JYP Entertainment Corp............................... 10,173    263,591
*   Kakao Corp...........................................  1,110     99,442
*   Kanglim Co., Ltd.....................................  6,120     19,909
    Kangnam Jevisco Co., Ltd.............................    961     22,729
    Kangwon Land, Inc....................................  5,689    174,057
    KAON Media Co., Ltd..................................  3,801     28,576
*   KB Financial Group, Inc.............................. 42,311  1,817,990
*   KB Metal Co., Ltd....................................  8,659     18,115
    KC Co., Ltd..........................................  4,865     60,442
    KC Green Holdings Co., Ltd...........................  5,906     22,241
    KC Tech Co., Ltd.....................................  2,444     26,853
    KCC Corp.............................................  1,516    446,371
    KCC Engineering & Construction Co., Ltd..............  3,099     24,195
    KEC Corp............................................. 33,389     34,370
    KEPCO Engineering & Construction Co., Inc............  1,021     24,063
    KEPCO Plant Service & Engineering Co., Ltd...........  2,168     66,254
    Keyang Electric Machinery Co., Ltd...................  8,517     28,728
*   KEYEAST Co., Ltd..................................... 17,672     43,481
    KG Chemical Corp.....................................  4,841     73,368
    KG Eco Technology Service Co., Ltd...................  5,815     17,258
    Kginicis Co., Ltd....................................  4,395     58,338
    KGMobilians Co., Ltd.................................  4,597     32,758
*   KH Vatec Co., Ltd....................................  3,459     29,299
    Kia Motors Corp...................................... 34,673  1,133,740
    KISCO Corp...........................................  9,547     49,231
    KISCO Holdings Co., Ltd..............................  3,626     45,196
    KISWIRE, Ltd.........................................  2,601     59,730
*   Kiwi Media Group Co., Ltd............................ 35,862     12,221
    KIWOOM Securities Co., Ltd...........................  3,341    259,981
*   KleanNara Co., Ltd...................................  5,677     17,820
    Kocom Co., Ltd.......................................  2,542     15,759
    Kodaco Co., Ltd...................................... 11,316     25,668
#   Koentec Co., Ltd.....................................  5,183     34,385
    Koh Young Technology, Inc............................  3,071    226,976
    Kolmar BNH Co., Ltd..................................  3,110     64,856
    Kolon Corp...........................................  2,068     62,155
    Kolon Global Corp....................................  2,247     16,790
    Kolon Industries, Inc................................  5,568    297,847
*   Kolon Life Science, Inc..............................    546     35,064
    Kolon Plastic, Inc...................................  1,808     10,407
    KoMiCo, Ltd..........................................    747     16,664
*   Komipharm International Co., Ltd.....................  1,109     22,819
*   KONA I Co., Ltd......................................  2,439     26,336
    Kook Soon Dang Brewery Co., Ltd......................  6,281     24,367
*   Korea Aerospace Industries, Ltd......................  8,473    260,650
    Korea Alcohol Industrial Co., Ltd....................  5,942     40,576
    Korea Asset In Trust Co., Ltd........................ 29,541    118,070
    Korea Autoglass Corp.................................  4,404     53,098

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Korea Cast Iron Pipe Industries Co., Ltd.............  1,166 $   10,441
*   Korea Circuit Co., Ltd...............................  4,852     26,539
    Korea District Heating Corp..........................    936     48,573
#*  Korea Electric Power Corp., Sponsored ADR............  4,000     61,320
*   Korea Electric Power Corp............................  6,586    203,530
    Korea Electric Terminal Co., Ltd.....................  1,644     62,312
    Korea Export Packaging Industrial Co., Ltd...........    855     15,015
*   Korea Gas Corp.......................................  4,452    216,970
*   Korea Information & Communications Co., Ltd..........  2,407     19,806
    Korea Investment Holdings Co., Ltd................... 11,977    694,643
    Korea Kolmar Co., Ltd................................    624     37,868
    Korea Kolmar Holdings Co., Ltd.......................  1,565     43,689
*   Korea Line Corp......................................  5,318    115,318
*   Korea Materials & Analysis Corp......................  1,303     14,506
    Korea Petrochemical Ind Co., Ltd.....................  1,853    283,292
    Korea Real Estate Investment & Trust Co., Ltd........ 81,975    195,044
    Korea United Pharm, Inc..............................  3,661     77,272
#   Korea Zinc Co., Ltd..................................  1,158    458,571
    Korean Air Lines Co., Ltd............................ 38,491  1,260,809
    Korean Reinsurance Co................................ 41,265    333,456
    Kortek Corp..........................................  3,151     41,327
    KPX Chemical Co., Ltd................................    779     37,127
    KSS LINE, Ltd........................................  6,720     40,030
*   KT Corp., Sponsored ADR..............................  2,500     34,550
*   KT Corp..............................................  2,588     66,525
*   KT Hitel Co., Ltd....................................  4,017     20,441
    KT Skylife Co., Ltd.................................. 13,595    138,310
    KT Submarine Co., Ltd................................  4,890     15,485
*   KT&G Corp............................................  6,046    538,347
*   KTB Investment & Securities Co., Ltd................. 22,459     66,680
    KTCS Corp............................................  8,939     21,072
    Ktis Corp............................................  7,637     19,163
    Kukbo Design Co., Ltd................................  1,117     14,507
    Kukdo Chemical Co., Ltd..............................  1,153     51,884
    Kukje Pharma Co., Ltd................................  4,213     17,226
    Kumho Industrial Co., Ltd............................  5,409     63,665
    Kumho Petrochemical Co., Ltd.........................  5,132    416,227
*   Kumho Tire Co., Inc.................................. 25,262    115,614
    Kumkang Kind Co., Ltd................................  1,330     27,171
    Kwang Dong Pharmaceutical Co., Ltd................... 11,146     73,612
*   Kwang Myung Electric Co., Ltd........................  8,801     24,108
*   Kyeryong Construction Industrial Co., Ltd............  3,546     82,227
    Kyobo Securities Co., Ltd............................  7,517     66,667
    Kyongbo Pharmaceutical Co., Ltd......................  2,380     22,566
#   Kyung Dong Navien Co., Ltd...........................  1,287     49,479
*   Kyung Nam Pharm Co., Ltd.............................  3,666     10,626
    Kyungbang Co., Ltd...................................  5,808     57,343
    KyungDong City Gas Co., Ltd..........................    568     20,011
    KyungDong Invest Co., Ltd............................    230      9,122
    Kyungdong Pharm Co., Ltd.............................  5,384     51,794
    Kyung-In Synthetic Corp..............................  9,948     55,689
    L&F Co., Ltd.........................................  2,765     85,375
#*  LB Semicon, Inc...................................... 13,039     49,614
    LEADCORP, Inc. (The).................................  9,326     47,463
    Lee Ku Industrial Co., Ltd........................... 13,760     26,051
    LEENO Industrial, Inc................................  2,474    111,436
*   Leenos Corp..........................................  5,141      9,955
    LF Corp..............................................  7,744    172,286
    LG Chem, Ltd.........................................  5,882  1,951,317

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    LG Corp..............................................  14,690 $1,027,146
*   LG Display Co., Ltd., ADR............................   7,000     59,220
*   LG Display Co., Ltd..................................  91,486  1,558,247
    LG Electronics, Inc..................................  41,896  2,514,697
    LG Hausys, Ltd.......................................   2,888    181,858
    LG Household & Health Care, Ltd......................     633    720,212
    LG Innotek Co., Ltd..................................   6,171    544,983
    LG International Corp................................  10,704    166,589
    LG Uplus Corp........................................ 106,382  1,445,952
    LIG Nex1 Co., Ltd....................................     976     29,897
*   Liveplex Co., Ltd....................................  14,590     12,451
    LMS Co., Ltd.........................................   1,405      8,128
    Lock & Lock Co., Ltd.................................   1,275     22,924
    LOT Vacuum Co., Ltd..................................   3,898     27,966
    Lotte Chemical Corp..................................   5,034  1,361,566
    Lotte Chilsung Beverage Co., Ltd.....................      57     73,564
*   Lotte Corp...........................................   2,303    108,593
    LOTTE Fine Chemical Co., Ltd.........................   6,059    247,762
    Lotte Food Co., Ltd..................................     170     97,737
    LOTTE Himart Co., Ltd................................   3,522    160,401
    Lotte Non-Life Insurance Co., Ltd....................  38,382     93,020
    Lotte Shopping Co., Ltd..............................   1,840    324,557
    LS Cable & System Asia, Ltd..........................   2,218     11,919
    LS Corp..............................................   3,708    191,634
    LS Industrial Systems Co., Ltd.......................   4,621    218,583
*   Lumens Co., Ltd......................................  10,136     28,453
    Lutronic Corp........................................   4,258     36,269
    LVMC Holdings........................................  13,199     32,243
    Macquarie Korea Infrastructure Fund..................  36,584    324,859
*   Macrogen, Inc........................................     790     22,022
    Maeil Holdings Co., Ltd..............................   3,729     37,031
    MAKUS, Inc...........................................   7,385     28,973
    Mando Corp...........................................  14,219    434,942
*   Maniker Co., Ltd.....................................  31,924     23,474
    Mcnex Co., Ltd.......................................   7,768    103,208
*   ME2ON Co., Ltd.......................................   3,376     18,870
    Medy-Tox, Inc........................................     819    383,608
    Meerecompany, Inc....................................     821     41,581
    MegaStudy Co., Ltd...................................   1,287     12,183
#   MegaStudyEdu Co., Ltd................................   5,139    148,172
#*  Melfas, Inc..........................................   4,344      8,201
    Meritz Financial Group, Inc..........................  20,620    229,440
    Meritz Fire & Marine Insurance Co., Ltd..............  29,045    579,866
    Meritz Securities Co., Ltd........................... 107,207    442,973
    Mi Chang Oil Industrial Co., Ltd.....................     191     13,216
#   MiCo, Ltd............................................  16,385    120,968
    Minwise Co., Ltd.....................................   1,105     19,946
    Mirae Asset Daewoo Co., Ltd.......................... 106,228    728,255
    Mirae Asset Life Insurance Co., Ltd..................  37,607    164,336
    Miwon Specialty Chemical Co., Ltd....................     850     49,273
    MK Electron Co., Ltd.................................   9,955     82,247
*   MNTech Co., Ltd......................................   7,262     24,234
    Mobase Co., Ltd......................................   4,670     18,003
    Modetour Network, Inc................................   3,721     82,892
    Moorim P&P Co., Ltd..................................   9,257     49,995
    Moorim Paper Co., Ltd................................  10,458     28,146
    Motonic Corp.........................................   3,936     41,364
    MP Hankang Co., Ltd..................................   7,327     10,872
    Muhak Co., Ltd.......................................   5,364     66,374

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Multicampus Corp.....................................    319 $   15,002
    Namhae Chemical Corp.................................  1,557     19,743
*   Namsun Aluminum Co., Ltd............................. 19,860     51,199
    Namyang Dairy Products Co., Ltd......................    154     87,399
    Nasmedia Co., Ltd....................................    994     30,853
    NAVER Corp...........................................  4,515    553,474
    NCSoft Corp..........................................  1,212    510,353
    NeoPharm Co., Ltd....................................  1,128     45,276
*   Neowiz...............................................  2,740     31,713
*   NEOWIZ HOLDINGS Corp.................................  2,036     21,014
    NEPES Corp........................................... 11,397    124,356
    Netmarble Corp.......................................    462     44,590
    New Power Plasma Co., Ltd............................  1,040     13,568
    Nexen Corp........................................... 11,324     60,622
    Nexen Tire Corp...................................... 15,039    133,362
    NH Investment & Securities Co., Ltd.................. 43,870    552,616
*   NHN Entertainment Corp...............................  4,464    237,952
    NHN KCP Corp.........................................  3,853     45,155
    NICE Holdings Co., Ltd............................... 10,452    168,358
    Nice Information & Telecommunication, Inc............  3,138     55,442
    NICE Information Service Co., Ltd.................... 13,197    122,052
    NICE Total Cash Management Co., Ltd..................  8,267     68,011
*   NK Co., Ltd.......................................... 23,922     45,666
    Nong Shim Holdings Co., Ltd..........................    716     51,965
    Nong Woo Bio Co., Ltd................................  1,161     14,036
    NongShim Co., Ltd....................................    712    179,017
    Noroo Holdings Co., Ltd..............................    946     11,934
    NOROO Paint & Coatings Co., Ltd......................  2,394     20,062
    NS Shopping Co., Ltd.................................  5,600     68,286
    Nuri Telecom Co., Ltd................................  2,417     14,227
*   NUTRIBIOTECH Co., Ltd................................  1,938     27,510
    OCI Co., Ltd.........................................  5,442    526,011
    Openbase, Inc........................................  7,559     16,453
    Opto Device Technology Co., Ltd......................  4,785     25,362
    OPTRON-TEC, Inc......................................  7,896     36,218
    Orange Life Insurance, Ltd...........................  4,341    117,204
    Orion Corp...........................................    660     67,382
    Orion Holdings Corp..................................  8,530    145,056
*   Osstem Implant Co., Ltd..............................  2,849    142,643
*   Osung Advanced Materials Co., Ltd....................  7,722     14,817
    Ottogi Corp..........................................     39     27,345
    Paik Kwang Industrial Co., Ltd.......................  8,901     22,312
*   Pan Ocean Co., Ltd................................... 61,187    250,192
    Pan-Pacific Co., Ltd................................. 10,094     23,416
    Partron Co., Ltd..................................... 14,316    116,796
*   Paru Co., Ltd........................................  4,569     12,164
*   Pearl Abyss Corp.....................................    914    158,762
*   People & Technology, Inc.............................  1,440     15,875
*   Pobis TNC Co., Ltd................................... 10,917     16,675
    Poongsan Corp........................................  8,667    238,800
    Poongsan Holdings Corp...............................  1,313     44,631
    POSCO, Sponsored ADR................................. 11,313    681,269
    POSCO................................................  5,778  1,426,310
#   POSCO Chemtech Co., Ltd..............................  5,859    314,599
    POSCO Coated & Color Steel Co., Ltd..................  1,326     24,773
    Posco Daewoo Corp.................................... 12,076    218,310
    Posco ICT Co., Ltd................................... 13,262     68,773
    Posco M-Tech Co., Ltd................................  2,732     25,645
*   Power Logics Co., Ltd................................ 15,187    101,523

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SOUTH KOREA -- (Continued)
    Protec Co., Ltd......................................   1,462 $    21,325
#   PS TEC Co., Ltd......................................   4,252      17,726
    PSK, Inc.............................................   7,525      92,151
    Pulmuone Co., Ltd....................................     767      58,594
    Pungkuk Alcohol Industry Co., Ltd....................     731      14,688
    Pyeong Hwa Automotive Co., Ltd.......................   4,745      34,997
*   Redrover Co., Ltd....................................  23,349      39,835
    Reyon Pharmaceutical Co., Ltd........................   1,497      20,566
    RFTech Co., Ltd......................................   4,695      24,360
    S&S Tech Corp........................................   3,957      17,102
*   S&T Dynamics Co., Ltd................................   5,786      37,985
    S&T Holdings Co., Ltd................................   2,883      33,859
    S&T Motiv Co., Ltd...................................   4,395     134,733
*   S.Y. Panel Co., Ltd..................................   3,038      17,483
    S-1 Corp.............................................   2,354     217,515
    Sajo Industries Co., Ltd.............................   1,127      62,435
*   Sajodongaone Co., Ltd................................   9,516      11,139
#   Sam Chun Dang Pharm Co., Ltd.........................   5,368     220,153
#*  SAM KANG M&T Co., Ltd................................   6,234      28,294
    Sam Young Electronics Co., Ltd.......................   4,313      48,204
    Sam Yung Trading Co., Ltd............................   1,713      22,894
    Sambo Corrugated Board Co., Ltd......................     661       5,747
#   Sambo Motors Co., Ltd................................   5,206      39,582
    Samchully Co., Ltd...................................     644      58,221
    Samchuly Bicycle Co., Ltd............................   2,639      15,968
    Samho Development Co., Ltd...........................   5,939      31,668
*   Samho International Co., Ltd.........................   1,716      23,970
    SAMHWA Paints Industrial Co., Ltd....................   4,214      26,994
    Samick Musical Instruments Co., Ltd..................   9,330      16,364
    Samick THK Co., Ltd..................................   3,397      37,720
    Samji Electronics Co., Ltd...........................   6,049      58,213
*   Samjin LND Co., Ltd..................................   8,627      18,233
    Samjin Pharmaceutical Co., Ltd.......................   4,150     143,154
    Samkee Automotive Co., Ltd...........................   9,415      26,340
    Samkwang Glass Co., Ltd..............................   1,543      47,891
    Sammok S-Form Co., Ltd...............................   5,091      66,337
    SAMPYO Cement Co., Ltd...............................  10,813      50,128
    Samsung C&T Corp.....................................   2,943     318,408
    Samsung Card Co., Ltd................................   7,651     229,229
#   Samsung Electro-Mechanics Co., Ltd...................   8,574     839,094
    Samsung Electronics Co., Ltd......................... 552,507  23,036,286
*   Samsung Engineering Co., Ltd.........................   6,075      91,827
    Samsung Fire & Marine Insurance Co., Ltd.............   6,136   1,505,510
*   Samsung Heavy Industries Co., Ltd.................... 113,766     934,498
    Samsung Life Insurance Co., Ltd......................  10,891     865,979
*   Samsung Pharmaceutical Co., Ltd......................  11,337      28,049
    Samsung SDI Co., Ltd.................................     913     184,297
    Samsung SDS Co., Ltd.................................   1,090     219,986
    Samsung Securities Co., Ltd..........................  17,291     521,976
    SAMT Co., Ltd........................................  33,156      48,552
#   Samwha Capacitor Co., Ltd............................   3,391     200,609
    Samwha Electric Co., Ltd.............................     999      21,999
    Samyang Corp.........................................   1,345      73,100
    Samyang Foods Co., Ltd...............................   1,026      63,723
    Samyang Holdings Corp................................   1,645     123,271
    Samyang Tongsang Co., Ltd............................     608      24,327
    Samyoung M-Tek Co., Ltd..............................   3,893      13,059
    Sang-A Frontec Co., Ltd..............................   1,725      27,329
*   Sangbo Corp..........................................   7,737      14,290

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
*   Sangsangin Co., Ltd.................................. 12,437 $  196,104
    Sangsin Brake........................................  5,178     20,165
    Sangsin Energy Display Precision Co., Ltd............  2,886     34,121
    SaraminHR Co., Ltd...................................    847     14,408
    SAVEZONE I&C Corp....................................  7,852     27,088
*   SBS Media Holdings Co., Ltd.......................... 14,920     30,454
*   SBW.................................................. 36,660     36,266
*   S-Connect Co., Ltd................................... 29,904     51,208
    Seah Besteel Corp....................................  4,951     79,129
*   SeAH Steel Corp......................................    668     40,489
    SeAH Steel Holdings Corp.............................    745     35,066
    Sebang Co., Ltd......................................  4,775     53,886
    Sebang Global Battery Co., Ltd.......................  2,869     96,592
    Sebo Manufacturing Engineer Corp.....................  3,087     26,414
*   Seegene, Inc.........................................  1,876     32,048
#   Sejong Industrial Co., Ltd...........................  5,251     38,567
*   Sejong Telecom, Inc.................................. 70,699     31,778
*   Sekonix Co., Ltd.....................................  4,143     29,905
    S-Energy Co., Ltd....................................  3,217     18,094
*   Seobu T&D............................................  6,273     48,673
    Seohan Co., Ltd...................................... 37,879     71,125
    Seohee Construction Co., Ltd......................... 74,915     88,277
    Seojin System Co., Ltd...............................  4,350     70,334
    Seoul Auction Co., Ltd...............................  1,148      9,203
    Seoul Semiconductor Co., Ltd......................... 16,261    348,165
    SEOWONINTECH Co., Ltd................................  3,132     13,318
    Seoyon Co., Ltd......................................  5,803     22,696
    Seoyon E-Hwa Co., Ltd................................  6,608     31,052
    SFA Engineering Corp................................. 10,342    381,565
*   SFA Semicon Co., Ltd................................. 47,418     69,630
*   SG Corp.............................................. 32,481     23,928
*   SG&G Corp............................................  6,213     13,227
*   SGA Co., Ltd......................................... 17,926      9,153
    SH Energy & Chemical Co., Ltd........................ 26,194     27,980
*   Shin Poong Pharmaceutical Co., Ltd...................  3,275     21,501
    Shindaeyang Paper Co., Ltd...........................    852     51,855
*   Shinhan Financial Group Co., Ltd..................... 31,690  1,225,708
*   Shinhan Financial Group Co., Ltd., ADR...............  2,400     92,352
    Shinsegae Engineering & Construction Co., Ltd........    863     20,127
    Shinsegae Food Co., Ltd..............................    604     49,059
    Shinsegae Information & Communication Co., Ltd.......    458     51,281
    Shinsegae International, Inc.........................    153     29,836
    Shinsegae, Inc.......................................  1,343    320,710
*   Shinsung E&G Co., Ltd................................ 81,706     83,666
*   Shinsung Tongsang Co., Ltd........................... 23,223     20,405
*   Shinwha Intertek Corp................................ 10,450     16,283
#*  Shinwon Corp.........................................  9,926     26,565
    Shinyoung Securities Co., Ltd........................  1,715     91,719
    SHOWBOX Corp......................................... 11,923     34,336
*   Signetics Corp....................................... 17,051     19,145
    SIGONG TECH Co., Ltd.................................  2,357     14,335
    Silicon Works Co., Ltd...............................  2,704     94,088
    Silla Co., Ltd.......................................  3,447     43,416
    SIMMTECH Co., Ltd.................................... 10,495     69,996
    SIMPAC, Inc..........................................  4,718     12,288
    Sindoh Co., Ltd......................................  1,854     79,955
    SK Bioland Co., Ltd..................................  3,121     43,974
    SK D&D Co., Ltd......................................  1,460     38,923
    SK Discovery Co., Ltd................................  6,515    169,920

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    SK Gas, Ltd..........................................   1,679 $  124,462
    SK Holdings Co., Ltd.................................   5,344  1,269,406
    SK Hynix, Inc........................................  96,784  6,471,919
    SK Innovation Co., Ltd...............................  10,472  1,777,604
    SK Materials Co., Ltd................................     883    123,922
    SK Networks Co., Ltd.................................  58,298    311,592
*   SK Securities Co., Ltd............................... 151,641    101,598
    SK Telecom Co., Ltd., Sponsored ADR..................   1,400     35,546
    SK Telecom Co., Ltd..................................   1,056    244,494
    SKC Co., Ltd.........................................   6,532    228,143
*   SKC Solmics Co., Ltd.................................  14,915     46,319
#*  SKCKOLONPI, Inc......................................   4,953    154,819
    SL Corp..............................................   5,784    105,115
*   SM Entertainment Co..................................   1,003     43,473
*   S-MAC Co., Ltd.......................................  17,626     16,572
    SMEC Co., Ltd........................................   5,759     14,824
*   SNU Precision Co., Ltd...............................   3,896     10,869
    S-Oil Corp...........................................   5,960    561,201
*   Solborn, Inc.........................................   4,032     17,178
*   Solco Biomedical Co., Ltd............................  20,337      8,177
*   Solid, Inc...........................................  22,648     63,896
    Songwon Industrial Co., Ltd..........................   7,973    158,443
    Soulbrain Co., Ltd...................................   5,402    247,547
    SPC Samlip Co., Ltd..................................     569     59,945
    Spigen Korea Co., Ltd................................   1,063     61,702
    Ssangyong Cement Industrial Co., Ltd.................  38,395    229,392
*   Ssangyong Motor Co...................................  14,381     64,188
    ST Pharm Co., Ltd....................................   1,083     18,611
    Suheung Co., Ltd.....................................   1,837     42,296
    Sun Kwang Co., Ltd...................................   1,670     26,507
*   Sunchang Corp........................................   2,455     13,186
    Sung Bo Chemicals Co., Ltd...........................   5,041     25,242
    Sung Kwang Bend Co., Ltd.............................   9,320    100,458
*   Sungchang Enterprise Holdings, Ltd...................  23,155     45,940
    Sungdo Engineering & Construction Co., Ltd...........   5,057     23,603
*   Sungshin Cement Co., Ltd.............................   4,554     57,464
    Sungwoo Hitech Co., Ltd..............................  30,887    114,442
*   Sunjin Co., Ltd......................................   4,911     51,634
*   Suprema HQ, Inc......................................     570      3,757
*   Suprema, Inc.........................................     529     12,350
    SurplusGlobal, Inc...................................   9,874     25,458
*   Synopex, Inc.........................................  18,521     59,326
    Systems Technology, Inc..............................   3,867     40,679
    Taekwang Industrial Co., Ltd.........................     162    197,854
*   Taewoong Co., Ltd....................................   4,024     41,067
    Taeyoung Engineering & Construction Co., Ltd.........  21,354    256,936
*   Taihan Electric Wire Co., Ltd........................  11,757     11,884
*   Taihan Fiberoptics Co., Ltd..........................   3,210     14,998
    Tailim Packaging Co., Ltd............................   6,595     23,549
*   TBH Global Co., Ltd..................................   8,225     22,386
    TechWing, Inc........................................   8,890     79,094
    Tera Semicon Co., Ltd................................   4,830     75,060
    TES Co., Ltd.........................................   8,997    111,915
    Tesna Co., Ltd.......................................   1,456     36,211
*   Thinkware Systems Corp...............................   2,160     15,326
*   TK Chemical Corp.....................................  10,111     24,781
    TK Corp..............................................   3,767     42,993
    Tokai Carbon Korea Co., Ltd..........................   1,461     71,113
    Tong Yang Moolsan Co., Ltd...........................  16,300     32,706

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Tongyang Life Insurance Co., Ltd..................... 15,930 $   70,474
    Tongyang, Inc........................................ 53,574     97,509
    Top Engineering Co., Ltd.............................  7,019     49,748
#*  Toptec Co., Ltd......................................  8,221     81,581
    Tovis Co., Ltd.......................................  5,714     36,253
    TS Corp..............................................  1,615     29,217
*   T'way Holdings, Inc.................................. 21,014     49,530
*   Ubiquoss Holdings, Inc...............................  2,090     17,114
    Ubiquoss, Inc........................................    666     21,453
*   Ugint Co., Ltd....................................... 27,877     19,778
    UIL Co., Ltd.........................................  4,913     22,378
    Uju Electronics Co., Ltd.............................  2,705     20,331
*   Unick Corp...........................................  2,721     25,279
    Unid Co., Ltd........................................  2,127     90,059
    Union Semiconductor Equipment & Materials Co., Ltd... 11,852     47,800
    Uniquest Corp........................................  3,608     22,150
*   Unison Co., Ltd...................................... 15,413     21,260
    UniTest, Inc.........................................  7,073     92,478
    Value Added Technology Co., Ltd......................  2,552     53,308
    Viatron Technologies, Inc............................  1,640     16,210
    Vieworks Co., Ltd....................................  1,617     49,970
    Visang Education, Inc................................  2,929     18,436
*   Vitzrocell Co., Ltd..................................  1,842     18,285
*   W Holding Co., Ltd................................... 36,772     19,055
*   Webzen, Inc..........................................  4,379     79,520
    WeMade Entertainment Co., Ltd........................  1,586     54,370
    Whanin Pharmaceutical Co., Ltd.......................  2,132     37,212
*   WillBes & Co. (The).................................. 19,813     25,919
    Winix, Inc...........................................  1,438     21,960
    WiSoL Co., Ltd....................................... 11,563    163,786
*   Won Ik Corp..........................................  2,720     11,551
*   Wonik Holdings Co., Ltd.............................. 14,260     54,176
    WONIK IPS Co., Ltd...................................  8,396    173,785
*   Wonik Materials Co., Ltd.............................  2,336     47,933
*   Wonik QnC Corp.......................................  3,518     40,018
*   Woojin, Inc..........................................  3,421     16,819
*   Woongjin Co., Ltd.................................... 21,955     46,541
*   Woongjin Energy Co., Ltd.............................  4,471      7,381
    Woongjin Thinkbig Co., Ltd........................... 18,422     55,117
*   Woori Bank........................................... 92,304  1,243,027
*   Woori Investment Bank Co., Ltd....................... 33,793     23,997
*   Woori Technology, Inc................................ 10,028     11,550
*   Woorison F&G Co., Ltd................................ 11,019     17,048
    Woory Industrial Co., Ltd............................  2,626     82,163
    Wooshin Systems Co., Ltd.............................  3,007     17,725
    WooSung Feed Co., Ltd................................  6,316     16,603
    Y G-1 Co., Ltd.......................................  9,561     95,789
*   YeaRimDang Publishing Co., Ltd....................... 10,331     57,876
    YES24 Co., Ltd.......................................  2,337     10,386
    YMC Co., Ltd.........................................  4,926     29,079
    Yong Pyong Resort Co., Ltd........................... 11,122     92,957
    Yoosung Enterprise Co., Ltd..........................  3,387      8,790
    YooSung T&S Co., Ltd.................................  4,556     14,262
    Youlchon Chemical Co., Ltd...........................  2,627     35,420
    Young Poong Corp.....................................     88     60,718
    Young Poong Precision Corp...........................  3,695     31,934
*   Youngone Corp........................................  6,169    192,242
    Youngone Holdings Co., Ltd...........................  3,180    176,495
*   YoungWoo DSP Co., Ltd................................  2,864      3,022

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
SOUTH KOREA -- (Continued)
*   Yuanta Securities Korea Co., Ltd.....................    47,954 $    148,306
    Yuhan Corp...........................................       771      165,062
*   Yungjin Pharmaceutical Co., Ltd......................     4,960       29,029
    Zeus Co., Ltd........................................     2,774       31,377
                                                                    ------------
TOTAL SOUTH KOREA........................................            142,495,617
                                                                    ------------
SPAIN -- (1.8%)
    Acciona SA...........................................    14,249    1,356,702
#   Acerinox SA..........................................   109,669    1,195,084
    ACS Actividades de Construccion y Servicios SA.......    40,192    1,663,315
    Aena SME SA..........................................     7,050    1,218,641
    Alantra Partners SA..................................       733       11,058
    Almirall SA..........................................     6,913      117,283
    Amadeus IT Group SA..................................    35,860    2,607,682
*   Amper SA.............................................   289,548       94,511
    Applus Services SA...................................    78,824      903,692
    Atresmedia Corp. de Medios de Comunicacion SA........    40,947      198,736
    Azkoyen SA...........................................     6,948       53,641
    Banco Bilbao Vizcaya Argentaria SA...................   566,039    3,359,523
    Banco de Sabadell SA................................. 1,013,362    1,161,925
    Banco Santander SA................................... 1,554,457    7,372,218
    Banco Santander SA, Sponsored ADR....................    64,830      307,297
    Bankia SA............................................   316,720      923,231
    Bankinter SA.........................................    83,647      653,137
*   Baron de Ley.........................................       258       32,326
    Bolsas y Mercados Espanoles SHMSF SA.................    42,561    1,286,126
    CaixaBank SA.........................................   375,752    1,421,094
    Cellnex Telecom SA...................................    49,602    1,397,765
    Cia de Distribucion Integral Logista Holdings SA.....    33,243      858,428
    CIE Automotive SA....................................    19,308      542,269
    Construcciones y Auxiliar de Ferrocarriles SA........     6,226      280,503
#*  Deoleo SA............................................   169,745       15,965
#   Distribuidora Internacional de Alimentacion SA.......   196,064       96,047
#*  Duro Felguera SA.....................................   479,401        8,467
    Ebro Foods SA........................................    17,019      350,386
*   eDreams ODIGEO SA....................................    19,877       61,465
    Elecnor SA...........................................    10,479      147,434
    Enagas SA............................................    99,393    2,897,102
    Ence Energia y Celulosa SA...........................    85,077      660,639
    Endesa SA............................................    35,724      893,509
    Ercros SA............................................    69,456      288,646
    Euskaltel SA.........................................    38,038      348,574
    Faes Farma SA........................................    93,731      352,028
    Ferrovial SA.........................................    11,211      251,417
*   Fluidra SA...........................................    14,665      166,312
#*  Fomento de Construcciones y Contratas SA.............    15,392      227,784
*   Global Dominion Access SA............................    61,555      321,138
#   Grifols SA...........................................    33,744      880,259
    Grupo Catalana Occidente SA..........................    10,508      416,405
*   Grupo Empresarial San Jose SA........................     5,388       35,459
    Iberdrola S.A........................................   688,757    5,692,909
    Iberdrola SA.........................................    15,306      126,136
*   Indra Sistemas SA....................................    57,644      593,093
    Industria de Diseno Textil SA........................    35,091      981,608
*   Liberbank SA.........................................   861,659      425,556
    Mapfre SA............................................   576,448    1,603,893
*   Masmovil Ibercom SA..................................    14,629      318,987
    Mediaset Espana Comunicacion SA......................    89,514      630,681
    Melia Hotels International SA........................    45,681      458,303

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SPAIN -- (Continued)
    Miquel y Costas & Miquel SA..........................  12,924 $   252,408
*   Natra SA.............................................  22,147      22,632
    Naturgy Energy Group SA..............................  71,603   2,001,650
#   Obrascon Huarte Lain SA..............................  47,065      43,014
#*  Promotora de Informaciones SA, Class A...............  92,402     178,631
    Prosegur Cia de Seguridad SA......................... 114,510     619,881
*   Quabit Inmobiliaria SA...............................  26,315      42,294
*   Realia Business SA...................................  44,100      50,987
    Red Electrica Corp. SA...............................  57,730   1,330,412
    Repsol SA, Sponsored ADR.............................     226       3,966
    Repsol SA............................................ 191,073   3,353,910
    Sacyr S.A............................................ 235,535     568,584
    Sacyr S.A............................................   6,729      16,206
*   Siemens Gamesa Renewable Energy SA...................  24,335     345,488
*   Solaria Energia y Medio Ambiente SA..................  19,808     122,434
*   Talgo SA.............................................  44,546     277,792
    Tecnicas Reunidas SA.................................   5,957     152,371
    Telefonica SA, Sponsored ADR.........................   6,481      56,125
    Telefonica SA........................................ 245,727   2,113,639
    Telepizza Group SA...................................   2,827      19,731
    Tubacex SA...........................................  17,854      58,095
    Unicaja Banco SA.....................................  21,109      24,760
    Vidrala SA...........................................   8,340     765,242
    Viscofan SA..........................................  23,792   1,326,312
*   Vocento SA...........................................   5,805       7,439
    Zardoya Otis SA......................................  55,531     439,965
                                                                  -----------
TOTAL SPAIN..............................................          62,460,357
                                                                  -----------
SWEDEN -- (1.9%)
    AAK AB...............................................  48,336     695,270
*   AcadeMedia AB........................................   5,387      28,023
    Acando AB............................................  33,126     108,198
#   AddLife AB, Class B..................................   3,137      76,108
    AddNode Group AB.....................................   6,181      75,826
    AddTech AB, Class B..................................  15,717     310,186
    AF AB, Class B.......................................  19,366     341,365
    Ahlsell AB...........................................  29,083     175,463
    Alfa Laval AB........................................  30,072     681,787
    Alimak Group AB......................................   5,131      68,647
#*  Anoto Group AB.......................................  34,141      10,706
    Arjo AB, Class B.....................................  91,355     325,036
    Assa Abloy AB, Class B...............................   4,861      90,580
    Atlas Copco AB, Class A..............................  25,604     667,991
    Atlas Copco AB, Class B..............................  14,879     356,043
    Atrium Ljungberg AB, Class B.........................  12,573     230,060
    Attendo AB...........................................  26,870     206,407
    Avanza Bank Holding AB...............................   6,527     296,913
    Axfood AB............................................  15,786     276,414
*   BE Group AB..........................................     696       3,315
    Beijer Alma AB.......................................  20,027     304,810
    Beijer Ref AB........................................  17,626     267,618
    Bergman & Beving AB..................................  10,194      98,008
    Betsson AB...........................................  77,995     718,325
    Bilia AB, Class A....................................  60,249     530,042
#   BillerudKorsnas AB...................................  70,507     890,387
    BioGaia AB, Class B..................................   4,489     182,521
    Biotage AB...........................................  12,625     162,063
    Bjorn Borg AB........................................  11,408      27,381
    Boliden AB...........................................  65,665   1,643,480

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
SWEDEN -- (Continued)
    Bonava AB, Class B................................... 28,063 $351,576
    Bravida Holding AB................................... 22,401  164,180
    Bufab AB............................................. 14,774  154,483
    Bulten AB............................................  5,345   51,900
    Bure Equity AB....................................... 24,859  306,224
#   Byggmax Group AB..................................... 33,815  126,950
    Castellum AB......................................... 17,806  337,567
    Catena AB............................................  5,700  153,548
#*  Cavotec SA...........................................  7,105   10,886
#   Clas Ohlson AB, Class B.............................. 13,808  120,245
    Cloetta AB, Class B.................................. 94,156  249,764
*   Collector AB.........................................  4,634   24,948
    Concentric AB........................................ 13,349  193,292
    Coor Service Management Holding AB...................  6,606   51,133
    Dedicare AB, Class B.................................    797    6,601
    Dios Fastigheter AB.................................. 24,883  178,547
    Dometic Group AB..................................... 45,950  327,849
*   Doro AB.............................................. 11,734   49,143
    Duni AB.............................................. 11,128  131,057
    Dustin Group AB...................................... 41,016  369,219
    Eastnine AB..........................................  5,534   62,080
    Elanders AB, Class B.................................  2,784   28,646
    Electrolux AB, Series B.............................. 32,555  770,322
    Elekta AB, Class B................................... 33,319  445,453
#*  Eltel AB............................................. 12,624   20,045
*   Enea AB..............................................  3,603   48,522
*   Epiroc AB, Class A................................... 25,604  245,858
*   Epiroc AB, Class B................................... 14,879  133,361
    Essity AB, Class A...................................  2,277   62,628
    Essity AB, Class B................................... 34,871  964,830
    eWork Group AB.......................................  2,020   17,969
    Fabege AB............................................ 45,622  665,710
#   Fagerhult AB......................................... 13,015  105,984
*   Fastighets AB Balder, Class B........................ 12,918  407,693
    FastPartner AB.......................................  7,965   56,393
#   Fenix Outdoor International AG.......................    880   87,283
#*  Fingerprint Cards AB, Class B........................ 33,245   64,859
    Getinge AB, Class B.................................. 66,644  752,496
    Granges AB........................................... 52,065  500,748
    Gunnebo AB........................................... 16,354   41,446
    Haldex AB............................................ 18,099  127,113
    Heba Fastighets AB, Class B..........................    848   12,661
*   Hembla AB............................................  5,254   95,643
    Hemfosa Fastigheter AB............................... 41,855  371,491
#   Hennes & Mauritz AB, Class B......................... 48,216  750,231
    Hexagon AB, Class B.................................. 11,231  549,998
    Hexpol AB............................................ 61,107  540,895
    HIQ International AB................................. 18,807  117,681
#   Hoist Finance AB..................................... 27,317  132,524
    Holmen AB, Class B................................... 29,156  624,821
    Hufvudstaden AB, Class A............................. 17,897  297,235
    Humana AB............................................  2,198   16,308
    Husqvarna AB, Class A................................  3,909   30,442
    Husqvarna AB, Class B................................ 96,883  740,495
#   ICA Gruppen AB....................................... 11,764  413,760
    Indutrade AB......................................... 18,684  469,931
*   International Petroleum Corp......................... 24,508   89,157
#   Intrum AB............................................ 22,940  655,560
    Inwido AB............................................ 26,971  173,165

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SWEDEN -- (Continued)
    ITAB Shop Concept AB, Class B........................   6,100 $    9,014
    JM AB................................................  46,767    945,470
    KappAhl AB...........................................  39,156     75,287
    Kindred Group P.L.C..................................  70,894    729,849
    Klovern AB, Class B.................................. 155,399    189,268
    KNOW IT AB...........................................  13,449    243,648
    Kungsleden AB........................................  49,262    373,958
    Lagercrantz Group AB, Class B........................  19,630    214,500
    Lifco AB, Class B....................................   4,400    176,353
    Lindab International AB..............................  28,921    233,073
    Loomis AB, Class B...................................  47,522  1,705,044
    Lundin Petroleum AB..................................  16,381    523,954
#*  Medivir AB, Class B..................................   4,452     10,540
    Mekonomen AB.........................................  15,431    123,040
    Millicom International Cellular SA...................  16,074  1,006,726
    Momentum Group AB, Class B...........................   8,835     84,139
#   MQ Holding AB........................................  11,956     13,316
#   Mycronic AB..........................................  20,214    258,780
    Nederman Holding AB..................................     851      9,036
    NetEnt AB............................................  54,439    263,650
    New Wave Group AB, Class B...........................  27,186    160,770
    Nibe Industrier AB, Class B..........................  65,051    739,741
    Nobia AB.............................................  70,790    410,491
    Nobina AB............................................  81,238    557,165
    Nolato AB, Class B...................................  12,358    569,046
    Nordea Bank Abp...................................... 255,157  2,322,256
    Nordic Waterproofing Holding A.S.....................   2,333     18,883
    NP3 Fastigheter AB...................................   7,086     49,832
*   Nyfosa AB............................................  41,855    226,197
    Opus Group AB........................................ 125,884     79,904
    Oriflame Holding AG..................................  13,991    311,236
    Pandox AB............................................  20,648    359,489
    Peab AB.............................................. 106,789    890,200
    Platzer Fastigheter Holding AB, Class B..............   7,438     56,457
    Pricer AB, Class B...................................  56,354     65,479
    Proact IT Group AB...................................   5,567    115,904
#*  Qliro Group AB.......................................  36,333     42,912
*   Radisson Hospitality AB..............................  19,651     92,024
    Ratos AB, Class B....................................  80,168    230,287
#*  RaySearch Laboratories AB............................   6,442     72,357
*   Recipharm AB, Class B................................  21,948    283,012
    Resurs Holding AB....................................  39,087    257,633
    Rottneros AB.........................................  37,562     37,777
    Saab AB, Class B.....................................  14,111    487,578
    Sagax AB, Class B....................................  10,084    163,963
    Sandvik AB........................................... 105,496  1,685,809
*   SAS AB............................................... 178,310    482,076
    Scandi Standard AB...................................  26,009    179,464
    Scandic Hotels Group AB..............................  28,508    272,080
    Sectra AB, Class B...................................   5,635    137,185
    Securitas AB, Class B................................  34,797    559,533
    Semcon AB............................................   5,405     30,007
*   Sensys Gatso Group AB................................  93,608     21,113
    Skandinaviska Enskilda Banken AB, Class A............ 170,848  1,793,330
    Skandinaviska Enskilda Banken AB, Class C............   1,487     16,107
    Skanska AB, Class B..................................  30,045    526,093
    SKF AB, Class A......................................   2,953     49,602
    SKF AB, Class B......................................  99,854  1,681,962
    SkiStar AB...........................................  24,236    294,572

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SWEDEN -- (Continued)
    SSAB AB, Class A.....................................   2,266 $     8,972
    SSAB AB, Class A.....................................  32,153     127,458
    SSAB AB, Class B.....................................  12,844      43,096
    SSAB AB, Class B.....................................  86,676     290,210
    Svenska Cellulosa AB SCA, Class A....................   4,431      40,188
    Svenska Cellulosa AB SCA, Class B....................  80,778     710,521
    Svenska Handelsbanken AB, Class A.................... 127,213   1,383,422
    Svenska Handelsbanken AB, Class B....................   2,115      24,467
    Sweco AB, Class B....................................  23,921     490,896
    Swedbank AB, Class A.................................  94,764   2,152,701
    Swedish Match AB.....................................  10,762     482,160
*   Swedish Orphan Biovitrum AB..........................  14,352     339,203
    Systemair AB.........................................   2,297      24,067
    Tele2 AB, Class B.................................... 157,316   1,969,491
    Telefonaktiebolaget LM Ericsson, Sponsored ADR.......   2,688      23,950
    Telefonaktiebolaget LM Ericsson, Class A.............   3,536      31,892
    Telefonaktiebolaget LM Ericsson, Class B............. 107,199     955,515
    Telia Co. AB......................................... 501,685   2,186,318
    Thule Group AB.......................................  36,833     752,009
    Trelleborg AB, Class B...............................  35,084     590,967
#   Troax Group AB.......................................   3,424     105,181
    Victoria Park AB, Class B............................   6,049      24,754
    Vitrolife AB.........................................  17,265     304,973
    Volvo AB, Class A....................................  31,799     457,102
    Volvo AB, Class B.................................... 229,006   3,299,946
    Wallenstam AB, Class B...............................  41,969     422,644
    Wihlborgs Fastigheter AB.............................  30,362     396,112
                                                                  -----------
TOTAL SWEDEN.............................................          66,055,908
                                                                  -----------
SWITZERLAND -- (4.2%)
#   ABB, Ltd., Sponsored ADR.............................  11,588     221,910
    ABB, Ltd............................................. 294,037   5,628,077
    Adecco Group AG......................................  57,124   2,862,541
    Allreal Holding AG...................................   7,478   1,213,033
*   Alpiq Holding AG.....................................   1,161      89,973
    ALSO Holding AG......................................   2,206     285,395
#   ams AG...............................................   7,373     197,640
    APG SGA SA...........................................     491     165,266
*   Arbonia AG...........................................  16,794     203,141
*   Aryzta AG............................................ 329,272     370,590
    Ascom Holding AG.....................................  12,407     159,323
    Autoneum Holding AG..................................   1,342     219,894
    Bachem Holding AG, Class B...........................     635      73,016
    Baloise Holding AG...................................  13,805   2,138,089
    Banque Cantonale de Geneve...........................     239      46,994
    Banque Cantonale Vaudoise............................     865     685,995
    Barry Callebaut AG...................................     521     886,367
    Belimo Holding AG....................................     143     620,809
    Bell Food Group AG...................................     967     302,990
    Bellevue Group AG....................................   5,141     113,860
    Berner Kantonalbank AG...............................   1,100     233,024
    BFW Liegenschaften AG................................     830      35,522
    BKW AG...............................................   5,548     390,419
    Bobst Group SA.......................................   5,079     410,490
    Bossard Holding AG, Class A..........................   3,940     621,431
    Bucher Industries AG.................................   3,313   1,011,781
    Burckhardt Compression Holding AG....................   1,389     357,038
    Burkhalter Holding AG................................   1,410     119,519
    Calida Holding AG....................................   1,717      51,464

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SWITZERLAND -- (Continued)
    Carlo Gavazzi Holding AG.............................     199 $    54,874
    Cembra Money Bank AG.................................  10,884     939,884
    Chocoladefabriken Lindt & Spruengli AG...............       6     440,387
    Cicor Technologies, Ltd..............................     937      40,980
    Cie Financiere Richemont SA..........................  45,530   3,138,287
    Cie Financiere Tradition SA..........................     746      80,297
    Clariant AG..........................................  80,922   1,607,358
    Coltene Holding AG...................................   1,472     140,566
    Conzzeta AG..........................................     398     346,597
    Credit Suisse Group AG............................... 220,636   2,681,906
#   Credit Suisse Group AG, Sponsored ADR................  11,668     141,302
    Daetwyler Holding AG.................................   3,169     478,705
    DKSH Holding AG......................................   9,000     674,562
    dormakaba Holding AG.................................     982     646,899
*   Dottikon Es Holding AG...............................      32      14,197
    Dufry AG.............................................  11,735   1,173,685
    EFG International AG.................................  54,110     320,886
    Emmi AG..............................................     898     758,207
    EMS-Chemie Holding AG................................     638     318,659
    Feintool International Holding AG....................   1,181      92,563
    Flughafen Zurich AG..................................   7,340   1,296,526
    Forbo Holding AG.....................................     543     757,102
    GAM Holding AG.......................................  75,388     329,070
    Geberit AG...........................................   2,884   1,127,446
    Georg Fischer AG.....................................   2,345   2,078,592
    Givaudan SA..........................................     690   1,673,979
    Gurit Holding AG.....................................     206     191,351
    Helvetia Holding AG..................................   2,431   1,439,243
    Hiag Immobilien Holding AG...........................     988     115,295
#   HOCHDORF Holding AG..................................     378      46,773
    Huber & Suhner AG....................................   4,423     341,701
    Implenia AG..........................................   6,052     213,466
    Inficon Holding AG...................................     821     436,737
    Interroll Holding AG.................................     300     542,780
    Intershop Holding AG.................................     387     193,525
    Investis Holding SA..................................     239      14,851
    Julius Baer Group, Ltd...............................  46,107   1,853,143
    Jungfraubahn Holding AG..............................     519      71,035
    Kardex AG............................................   5,204     686,346
    Komax Holding AG.....................................   1,351     358,158
#   Kudelski SA..........................................  13,192      87,993
    Kuehne + Nagel International AG......................   4,204     568,511
    LafargeHolcim, Ltd...................................  36,303   1,707,249
    LafargeHolcim, Ltd...................................   6,741     315,169
*   Lastminute.com NV....................................     941      17,049
    LEM Holding SA.......................................     135     161,663
    Liechtensteinische Landesbank AG.....................   4,911     321,769
    Logitech International SA............................   5,234     190,950
    Logitech International SA............................  27,599   1,004,604
    Lonza Group AG.......................................  11,888   3,140,787
    Luzerner Kantonalbank AG.............................   1,055     505,148
#   Meier Tobler Group AG................................   1,320      19,899
    Metall Zug AG........................................      79     231,147
#*  Meyer Burger Technology AG...........................  24,599      23,390
    Mobilezone Holding AG................................  11,754     126,593
    Mobimo Holding AG....................................   2,338     573,134
    Nestle SA............................................ 200,030  17,439,392
    Novartis AG, Sponsored ADR...........................  20,738   1,814,990
    Novartis AG.......................................... 132,989  11,610,041

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
SWITZERLAND -- (Continued)
    OC Oerlikon Corp. AG.................................  76,237 $    985,166
#*  Orascom Development Holding AG.......................   6,059       99,108
    Orior AG.............................................   2,018      173,005
    Panalpina Welttransport Holding AG...................   7,795    1,371,555
    Partners Group Holding AG............................   1,708    1,174,769
    Phoenix Mecano AG....................................     204       99,912
    Plazza AG, Class A...................................     199       44,809
    PSP Swiss Property AG................................  11,817    1,215,725
    Rieter Holding AG....................................   1,349      186,817
    Roche Holding AG.....................................   1,172      308,075
    Roche Holding AG.....................................  30,078    8,001,822
    Romande Energie Holding SA...........................      49       56,242
    Schaffner Holding AG.................................     112       28,861
    Schindler Holding AG.................................   1,755      370,684
*   Schmolz + Bickenbach AG.............................. 255,787      149,327
    Schweiter Technologies AG............................     525      497,093
    SFS Group AG.........................................   7,836      630,624
    SGS SA...............................................     416    1,004,241
    Siegfried Holding AG.................................   1,556      548,834
    Sika AG..............................................  19,260    2,543,395
    Sonova Holding AG....................................   9,125    1,712,542
    St Galler Kantonalbank AG............................     920      460,072
    Straumann Holding AG.................................   1,478    1,073,061
    Sulzer AG............................................   5,559      510,628
    Sunrise Communications Group AG......................  30,225    2,548,202
    Swatch Group AG (The)................................   4,596    1,316,579
    Swatch Group AG (The)................................   5,685      316,326
    Swiss Life Holding AG................................   5,809    2,396,509
    Swiss Prime Site AG..................................  21,484    1,819,974
    Swiss Re AG..........................................  28,410    2,724,650
#   Swisscom AG..........................................  12,175    5,835,505
    Swissquote Group Holding SA..........................   3,578      168,507
    Tamedia AG...........................................   1,096      126,184
    Tecan Group AG.......................................   1,994      402,657
    Temenos AG...........................................  10,256    1,384,399
    Thurgauer Kantonalbank...............................     480       49,986
#   Tornos Holding AG....................................   3,541       31,946
#   u-blox Holding AG....................................   3,573      304,989
    UBS Group AG......................................... 345,216    4,475,276
*   UBS Group AG.........................................  14,105      182,801
    Valiant Holding AG...................................   5,043      544,670
    Valora Holding AG....................................   1,590      422,557
#   VAT Group AG.........................................   8,658      896,444
    Vaudoise Assurances Holding SA.......................     458      232,930
    Vetropack Holding AG.................................      97      221,211
    Vifor Pharma AG......................................   9,755    1,241,559
    Vontobel Holding AG..................................  11,973      674,923
    VP Bank AG...........................................   1,551      216,554
    VZ Holding AG........................................     610      161,745
    Walliser Kantonalbank................................     123       14,227
    Warteck Invest AG....................................      15       29,115
#   Ypsomed Holding AG...................................     888      102,917
    Zehnder Group AG.....................................   4,844      161,960
    Zueblin Immobilien Holding AG........................     454       11,054
    Zuger Kantonalbank AG................................      13       79,273
    Zurich Insurance Group AG............................  17,365    5,450,052
                                                                  ------------
TOTAL SWITZERLAND........................................          145,225,037
                                                                  ------------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
TAIWAN -- (3.8%)
    ABC Taiwan Electronics Corp..........................  32,760 $   26,087
    Ability Enterprise Co., Ltd.......................... 123,988     56,106
    Ability Opto-Electronics Technology Co., Ltd.........  44,513     70,588
    AcBel Polytech, Inc..................................  63,000     41,774
    Accton Technology Corp............................... 139,000    500,256
    Acer, Inc............................................ 673,000    438,783
    ACES Electronic Co., Ltd.............................  37,000     28,206
    Acter Co., Ltd.......................................  28,550    163,074
*   Action Electronics Co., Ltd..........................  63,000     12,691
    Actron Technology Corp...............................  33,000    118,555
    A-DATA Technology Co., Ltd...........................  89,000    120,481
    Addcn Technology Co., Ltd............................   4,000     33,146
    Adlink Technology, Inc...............................  28,659     44,554
    Advanced Ceramic X Corp..............................  13,000    105,649
    Advanced International Multitech Co., Ltd............  60,000     73,425
*   Advanced Lithium Electrochemistry Cayman Co., Ltd....  30,000     17,797
    Advanced Optoelectronic Technology, Inc..............  31,000     16,486
    Advanced Wireless Semiconductor Co...................  47,000     67,506
    Advancetek Enterprise Co., Ltd.......................  50,571     25,523
    Advantech Co., Ltd...................................  21,599    162,874
    Aerospace Industrial Development Corp................ 307,000    340,721
*   AGV Products Corp.................................... 174,875     39,733
#   Airtac International Group...........................  32,229    380,118
    Alchip Technologies, Ltd.............................  22,000     57,379
*   ALI Corp............................................. 124,000     46,813
    All Ring Tech Co., Ltd...............................  34,000     51,579
    Allied Circuit Co., Ltd..............................  13,000     27,242
    Allis Electric Co., Ltd..............................  60,000     27,352
    Alltop Technology Co., Ltd...........................  23,000     41,766
#   Alpha Networks, Inc.................................. 134,300     79,237
    Altek Corp........................................... 121,000    105,477
    Amazing Microelectronic Corp.........................  35,213     82,793
    Ambassador Hotel (The)...............................  99,000     71,963
    Ampire Co., Ltd......................................  28,000     19,379
*   AmTRAN Technology Co., Ltd........................... 359,000    137,183
    Anderson Industrial Corp.............................  90,405     30,227
    Anpec Electronics Corp...............................  40,799     86,810
    AP Memory Technology Corp............................   8,397     13,831
    Apacer Technology, Inc...............................  16,750     16,539
    APAQ Technology Co., Ltd.............................  25,267     25,633
    APCB, Inc............................................  64,000     55,886
    Apex Biotechnology Corp..............................  32,000     32,547
*   Apex International Co., Ltd..........................  53,550     77,564
    Arcadyan Technology Corp.............................  41,000    128,907
    Ardentec Corp........................................ 268,990    265,495
    Argosy Research, Inc.................................  22,000     26,973
    ASE Technology Holding Co., Ltd., ADR................   8,500     33,915
    ASE Technology Holding Co., Ltd...................... 688,931  1,385,533
    Asia Cement Corp..................................... 526,000    632,443
    Asia Electronic Material Co., Ltd....................  26,000     15,954
    Asia Optical Co., Inc................................  63,000    154,649
*   Asia Pacific Telecom Co., Ltd........................ 847,000    196,288
    Asia Plastic Recycling Holding, Ltd..................  96,159     21,267
    Asia Polymer Corp.................................... 134,962     60,423
    Asia Tech Image, Inc.................................  29,000     38,974
    Asia Vital Components Co., Ltd....................... 132,000    109,285
    ASMedia Technology, Inc..............................   7,260    146,684
    ASPEED Technology, Inc...............................   5,000    103,526
    ASROCK, Inc..........................................  12,000     21,483

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Asustek Computer, Inc................................    84,000 $  654,803
    Aten International Co., Ltd..........................    54,000    165,412
#   AU Optronics Corp., Sponsored ADR....................    12,300     47,109
    AU Optronics Corp.................................... 3,378,000  1,324,172
    Audix Corp...........................................    17,000     20,468
#   AURAS Technology Co., Ltd............................    28,000    113,289
    Aurora Corp..........................................    14,100     41,194
    Avalue Technology, Inc...............................    20,000     30,916
    Avermedia Technologies...............................    85,000     30,407
    AVY Precision Technology, Inc........................    43,114     44,984
    Axiomtek Co., Ltd....................................    10,000     17,384
    Bank of Kaohsiung Co., Ltd...........................   241,179     75,229
    Basso Industry Corp..................................    67,000    106,154
    BenQ Materials Corp..................................    46,000     29,766
#   BES Engineering Corp.................................   557,000    134,506
    Bin Chuan Enterprise Co., Ltd........................    22,000     14,084
    Biostar Microtech International Corp.................    74,000     23,261
    Bioteque Corp........................................    39,000    130,673
    Bizlink Holding, Inc.................................    48,488    289,688
*   Boardtek Electronics Corp............................    37,000     40,587
    Bright Led Electronics Corp..........................    41,000     14,524
    Brighton-Best International Taiwan, Inc..............    42,423     50,454
    C Sun Manufacturing, Ltd.............................    98,000     88,899
*   Cameo Communications, Inc............................   106,000     28,784
    Capital Futures Corp.................................    40,400     63,487
    Capital Securities Corp..............................   821,680    246,661
    Career Technology MFG. Co., Ltd......................    43,071     38,269
*   Carnival Industrial Corp.............................   117,000     18,619
    Casetek Holdings, Ltd................................    68,377    110,626
    Caswell, Inc.........................................    13,000     39,173
    Catcher Technology Co., Ltd..........................   162,000  1,247,082
    Cathay Financial Holding Co., Ltd....................   760,000  1,092,937
    Cathay Real Estate Development Co., Ltd..............   235,000    159,759
    Cayman Engley Industrial Co., Ltd....................    10,654     43,780
    Celxpert Energy Corp.................................    20,000     21,695
    Center Laboratories, Inc.............................   110,458    296,030
    Central Reinsurance Co., Ltd.........................    38,850     22,398
    Chailease Holding Co., Ltd...........................   263,935    985,780
    Chain Chon Industrial Co., Ltd.......................    47,000     13,694
    ChainQui Construction Development Co., Ltd...........    22,800     21,423
*   Champion Building Materials Co., Ltd.................   118,000     27,415
    Chang Hwa Commercial Bank, Ltd.......................   819,509    480,330
    Chang Wah Electromaterials, Inc......................    17,900     77,119
    Chang Wah Technology Co., Ltd........................     5,000     42,783
    Channel Well Technology Co., Ltd.....................    48,000     37,276
    Chant Sincere Co., Ltd...............................    19,000     13,787
#   Charoen Pokphand Enterprise..........................    93,000    165,918
    Chaun-Choung Technology Corp.........................    10,000     46,170
    CHC Healthcare Group.................................    34,000     35,211
    CHC Resources Corp...................................    33,000     56,487
    Chen Full International Co., Ltd.....................    38,000     45,764
    Chenbro Micom Co., Ltd...............................    23,000     36,166
*   Cheng Fwa Industrial Co., Ltd........................    36,000     16,022
#   Cheng Loong Corp.....................................   315,000    201,978
*   Cheng Mei Materials Technology Corp..................   197,000     80,519
    Cheng Shin Rubber Industry Co., Ltd..................   346,000    490,254
    Cheng Uei Precision Industry Co., Ltd................   156,000    123,228
    Chenming Mold Industry Corp..........................    32,000     16,290
    Chia Chang Co., Ltd..................................    31,000     36,137

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Chia Hsin Cement Corp................................   180,000 $   81,707
    Chian Hsing Forging Industrial Co., Ltd..............    16,000     28,323
    Chicony Electronics Co., Ltd.........................   276,773    610,750
    Chicony Power Technology Co., Ltd....................    54,481     83,667
    Chieftek Precision Co., Ltd..........................    35,000    103,541
    Chien Kuo Construction Co., Ltd......................    75,000     23,361
#   Chilisin Electronics Corp............................    64,674    178,625
    China Airlines, Ltd.................................. 2,102,000    729,147
    China Bills Finance Corp.............................   414,000    187,809
    China Chemical & Pharmaceutical Co., Ltd.............   105,000     63,476
    China Development Financial Holding Corp............. 2,091,000    686,843
    China Electric Manufacturing Corp....................   173,000     53,035
    China Fineblanking Technology Co., Ltd...............    15,150     17,915
    China General Plastics Corp..........................   187,729    144,946
    China Glaze Co., Ltd.................................    48,000     16,603
    China Life Insurance Co., Ltd........................   370,612    337,661
#   China Man-Made Fiber Corp............................   687,777    222,165
    China Metal Products.................................   103,000    127,949
    China Motor Corp.....................................   218,000    170,454
*   China Petrochemical Development Corp................. 1,053,000    370,814
    China Steel Chemical Corp............................    35,000    155,888
    China Steel Corp..................................... 1,098,000    915,522
#   China Steel Structure Co., Ltd.......................    45,000     39,310
    China Wire & Cable Co., Ltd..........................    31,000     22,428
    Chinese Maritime Transport, Ltd......................    33,000     33,348
*   Ching Feng Home Fashions Co., Ltd....................    69,000     48,979
    Chin-Poon Industrial Co., Ltd........................   145,000    177,341
    Chipbond Technology Corp.............................   271,000    602,182
    ChipMOS Techinologies, Inc...........................   186,133    152,159
    Chlitina Holding, Ltd................................    20,000    191,868
    Chong Hong Construction Co., Ltd.....................   115,100    319,041
    Chroma ATE, Inc......................................    57,000    229,235
    Chun Yuan Steel......................................   140,000     46,588
    Chung Hsin Electric & Machinery Manufacturing Corp...   156,000    101,402
#*  Chung Hung Steel Corp................................   583,000    225,181
    Chung Hwa Pulp Corp..................................   193,228     60,675
    Chunghwa Precision Test Tech Co., Ltd................     2,000     28,484
    Chunghwa Telecom Co., Ltd., Sponsored ADR............     3,400    119,340
    Chunghwa Telecom Co., Ltd............................    79,000    277,131
    Chyang Sheng Dyeing & Finishing Co., Ltd.............    54,000     23,371
    Cleanaway Co., Ltd...................................    43,000    238,328
    Clevo Co.............................................   160,000    154,071
#*  CMC Magnetics Corp...................................   658,219    150,647
    C-Media Electronics, Inc.............................    19,000     11,337
    Coland Holdings, Ltd.................................    13,000     11,783
    Compal Electronics, Inc.............................. 1,134,000    680,037
    Compeq Manufacturing Co., Ltd........................   614,000    422,918
    Compucase Enterprise.................................    33,000     26,636
    Concord Securities Co., Ltd..........................   290,140     69,960
    Concraft Holding Co., Ltd............................    13,200     51,636
    Continental Holdings Corp............................   139,000     66,318
*   Contrel Technology Co., Ltd..........................    49,000     28,246
    Coremax Corp.........................................    29,600     92,734
    Coretronic Corp......................................   164,000    245,868
    Co-Tech Development Corp.............................    90,552     90,005
    Cowealth Medical Holding Co., Ltd....................    23,000     32,747
    Coxon Precise Industrial Co., Ltd....................    34,000     18,210
    Creative Sensor, Inc.................................    35,000     23,725
    CTBC Financial Holding Co., Ltd...................... 1,572,563  1,070,825

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE>>
                                                          --------- --------
TAIWAN -- (Continued)
    CTCI Corp............................................   341,000 $523,846
    Cub Elecparts, Inc...................................    14,086  128,739
    CviLux Corp..........................................    28,360   23,401
    CX Technology Co., Ltd...............................    28,986   21,514
    Cyberlink Corp.......................................    23,000   52,312
    CyberPower Systems, Inc..............................    17,000   44,034
    CyberTAN Technology, Inc.............................   149,000   74,533
    Cypress Technology Co., Ltd..........................    17,800   45,865
    DA CIN Construction Co., Ltd.........................    86,000   56,900
    Dadi Early-Childhood Education Group, Ltd............    11,482   77,148
    Dafeng TV, Ltd.......................................    12,000   13,889
    Da-Li Development Co., Ltd...........................    84,143   85,438
*   Danen Technology Corp................................   107,000   12,449
    Darfon Electronics Corp..............................    95,000  140,332
    Darwin Precisions Corp...............................    90,000   51,244
    Davicom Semiconductor, Inc...........................    23,000   14,544
    Daxin Materials Corp.................................    26,900   84,659
    De Licacy Industrial Co., Ltd........................    71,947   48,146
*   Delpha Construction Co., Ltd.........................    27,000   13,979
    Delta Electronics, Inc...............................   103,365  516,491
    Depo Auto Parts Ind Co., Ltd.........................    49,000  110,840
    Dimerco Data System Corp.............................    11,000   12,894
    Dimerco Express Corp.................................    18,000   11,559
*   D-Link Corp..........................................   252,800  102,353
*   Dynamic Electronics Co., Ltd.........................    92,000   25,344
    Dynapack International Technology Corp...............    56,000   86,487
    E Ink Holdings, Inc..................................   198,000  212,122
    E.Sun Financial Holding Co., Ltd..................... 1,371,681  961,415
    Eastern Media International Corp.....................   151,000   65,996
    Eclat Textile Co., Ltd...............................    26,583  305,516
    ECOVE Environment Corp...............................    14,000   81,225
*   Edimax Technology Co., Ltd...........................    97,000   29,856
*   Edison Opto Corp.....................................    22,000    9,728
    Edom Technology Co., Ltd.............................    65,467   28,406
    eGalax_eMPIA Technology, Inc.........................    18,387   24,728
#   Egis Technology, Inc.................................    37,000  248,949
    Elan Microelectronics Corp...........................    46,900  132,308
*   E-Lead Electronic Co., Ltd...........................    12,000    6,754
    E-LIFE MALL Corp.....................................    23,000   47,933
    Elite Advanced Laser Corp............................    90,768  198,207
    Elite Material Co., Ltd..............................   145,000  386,400
    Elite Semiconductor Memory Technology, Inc...........    81,000   87,228
    Elitegroup Computer Systems Co., Ltd.................   138,000   56,120
    eMemory Technology, Inc..............................    18,000  174,343
#   Ennoconn Corp........................................    30,253  252,720
    EnTie Commercial Bank Co., Ltd.......................    51,000   21,888
    Epileds Technologies, Inc............................    24,000   11,927
#   Epistar Corp.........................................   285,000  247,311
    Eson Precision Ind. Co., Ltd.........................    16,000   15,566
    Eternal Materials Co., Ltd...........................   250,029  204,290
*   E-Ton Solar Tech Co., Ltd............................    18,033    2,732
*   Etron Technology, Inc................................    83,000   25,413
    Eurocharm Holdings Co., Ltd..........................    13,000   52,345
    Eva Airways Corp..................................... 1,566,193  765,749
*   Everest Textile Co., Ltd.............................    96,587   36,088
    Evergreen International Storage & Transport Corp.....   188,000   82,928
    Evergreen Marine Corp. Taiwan, Ltd...................   607,381  239,293
    Everlight Chemical Industrial Corp...................   171,405   91,162
    Everlight Electronics Co., Ltd.......................   180,000  180,706

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
*   Everspring Industry Co., Ltd.........................    41,000 $   15,918
    Excelliance Mos Corp.................................     7,000     27,917
    Excelsior Medical Co., Ltd...........................    35,000     55,370
    Far Eastern Department Stores, Ltd...................   384,000    206,344
    Far Eastern International Bank.......................   810,810    279,179
    Far Eastern New Century Corp.........................   544,100    534,057
    Far EasTone Telecommunications Co., Ltd..............   180,000    422,465
    Faraday Technology Corp..............................    51,600     74,700
    Farglory Land Development Co., Ltd...................   150,000    183,392
*   Federal Corp.........................................   197,926     70,257
    Feedback Technology Corp.............................     7,700     18,876
    Feng Hsin Steel Co., Ltd.............................   142,000    270,532
    Feng TAY Enterprise Co., Ltd.........................    51,484    328,111
*   First Copper Technology Co., Ltd.....................    87,000     28,581
    First Financial Holding Co., Ltd..................... 1,196,907    798,143
    First Hi-Tec Enterprise Co., Ltd.....................    42,969     57,304
    First Insurance Co., Ltd. (The)......................    66,000     31,609
*   First Steamship Co., Ltd.............................   257,311     90,320
    FLEXium Interconnect, Inc............................   194,112    484,248
    Flytech Technology Co., Ltd..........................    72,297    173,087
    FocalTech Systems Co., Ltd...........................   117,228     88,118
    Forest Water Environment Engineering Co., Ltd........    10,000     19,024
    Formosa Advanced Technologies Co., Ltd...............    50,000     54,768
    Formosa Chemicals & Fibre Corp.......................   230,000    800,432
    Formosa International Hotels Corp....................    12,672     56,379
    Formosa Laboratories, Inc............................    30,403     39,769
    Formosa Petrochemical Corp...........................    67,000    237,912
    Formosa Plastics Corp................................   121,000    404,928
    Formosa Taffeta Co., Ltd.............................   235,000    271,208
    Formosan Rubber Group, Inc...........................   106,110     52,538
    Formosan Union Chemical..............................   116,785     57,592
    Fortune Electric Co., Ltd............................    40,000     28,559
    Founding Construction & Development Co., Ltd.........    49,000     25,837
    Foxconn Technology Co., Ltd..........................   179,535    350,362
    Foxsemicon Integrated Technology, Inc................    36,357    168,703
    Froch Enterprise Co., Ltd............................   131,000     56,407
    FSP Technology, Inc..................................    45,000     27,306
    Fubon Financial Holding Co., Ltd.....................   890,000  1,304,949
    Fulgent Sun International Holding Co., Ltd...........    41,646     80,818
    Fullerton Technology Co., Ltd........................    23,000     14,392
    Fulltech Fiber Glass Corp............................   127,000     67,204
    G Shank Enterprise Co., Ltd..........................    49,000     35,931
    Gallant Precision Machining Co., Ltd.................    83,000     62,539
    Gamania Digital Entertainment Co., Ltd...............    54,000    137,151
    GCS Holdings, Inc....................................     9,000     16,139
    GEM Services, Inc....................................    31,100     70,288
    Gemtek Technology Corp...............................   128,000    104,529
    General Interface Solution Holding, Ltd..............   105,000    368,961
    General Plastic Industrial Co., Ltd..................    20,480     21,807
    Generalplus Technology, Inc..........................    19,000     21,650
    Genesys Logic, Inc...................................    35,000     40,237
    Genius Electronic Optical Co., Ltd...................    33,000    253,484
*   GeoVision, Inc.......................................    22,977     23,075
    Getac Technology Corp................................   163,000    245,185
    Giant Manufacturing Co., Ltd.........................    87,000    436,492
    Giantplus Technology Co., Ltd........................   151,000     47,596
#   Gigabyte Technology Co., Ltd.........................   174,000    232,345
*   Gigastorage Corp.....................................   142,000     36,727
    Ginko International Co., Ltd.........................    13,000     99,499

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Global Brands Manufacture, Ltd.......................   121,000 $   52,280
    Global Lighting Technologies, Inc....................    25,000     26,145
    Global Mixed Mode Technology, Inc....................    10,000     21,266
    Global PMX Co., Ltd..................................    15,000     63,848
    Global Unichip Corp..................................    21,000    141,855
    Globalwafers Co., Ltd................................    24,000    237,328
    Globe Union Industrial Corp..........................    99,000     54,615
    Gloria Material Technology Corp......................   173,680    105,610
*   Gold Circuit Electronics, Ltd........................   160,000     70,302
    Golden Friends Corp..................................    15,000     28,301
    Goldsun Building Materials Co., Ltd..................   363,000    103,506
    Good Will Instrument Co., Ltd........................    25,000     21,500
#   Gourmet Master Co., Ltd..............................    26,237    184,400
    Grand Fortune Securities Co., Ltd....................    54,000     14,444
    Grand Ocean Retail Group, Ltd........................    31,000     34,869
    Grand Pacific Petrochemical..........................   338,000    277,919
    Grand Plastic Technology Corp........................     7,000     25,337
    GrandTech CG Systems, Inc............................    24,000     32,021
    Grape King Bio, Ltd..................................    32,000    217,719
    Great China Metal Industry...........................    63,000     50,913
    Great Taipei Gas Co., Ltd............................    42,000     40,196
    Great Wall Enterprise Co., Ltd.......................   339,000    386,600
    Greatek Electronics, Inc.............................   176,000    235,283
*   Green Energy Technology, Inc.........................   133,000     24,377
#   Green Seal Holding, Ltd..............................    25,500     31,807
    Hannstar Board Corp..................................   118,000     94,113
#   HannStar Display Corp................................ 1,291,000    291,209
*   HannsTouch Solution, Inc.............................   174,797     46,160
    Hanpin Electron Co., Ltd.............................    14,000     16,503
    Harvatek Corp........................................    34,000     14,508
    Hey Song Corp........................................    58,000     56,631
    Highlight Tech Corp..................................    23,000     17,110
    Highwealth Construction Corp.........................   240,300    378,775
    HIM International Music, Inc.........................    11,900     42,478
    Hiroca Holdings, Ltd.................................    26,000     65,628
    Hitron Technology, Inc...............................    87,559     61,566
    Hiwin Technologies Corp..............................    62,216    504,094
    Ho Tung Chemical Corp................................   309,125     65,535
    Hocheng Corp.........................................   129,000     33,022
    Holiday Entertainment Co., Ltd.......................    18,000     38,171
    Holtek Semiconductor, Inc............................    98,000    229,930
#   Holy Stone Enterprise Co., Ltd.......................    71,500    270,012
    Hon Hai Precision Industry Co., Ltd.................. 1,117,624  2,590,567
    Hong Pu Real Estate Development Co., Ltd.............    97,000     62,437
    Hong TAI Electric Industrial.........................    63,000     20,002
    Hong YI Fiber Industry Co............................    56,000     32,306
    Horizon Securities Co., Ltd..........................   113,000     23,050
    Hota Industrial Manufacturing Co., Ltd...............    55,786    222,746
    Hotai Motor Co., Ltd.................................    31,000    300,157
    Hotron Precision Electronic Industrial Co., Ltd......    28,662     40,241
#   Hsin Kuang Steel Co., Ltd............................   100,000    105,961
    Hsin Yung Chien Co., Ltd.............................    18,000     49,096
*   HTC Corp.............................................   148,000    180,228
    Hu Lane Associate, Inc...............................    49,000    144,410
    HUA ENG Wire & Cable Co., Ltd........................   132,000     39,947
    Hua Nan Financial Holdings Co., Ltd..................   982,413    593,485
    Huaku Development Co., Ltd...........................   106,000    249,576
    Huang Hsiang Construction Corp.......................    64,000     54,603
    Hung Ching Development & Construction Co., Ltd.......    54,000     43,924

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Hung Sheng Construction, Ltd.........................   372,600 $  344,277
*   Hwa Fong Rubber Industrial Co., Ltd..................   111,000     45,988
    Ibase Technology, Inc................................    49,345     65,592
*   Ichia Technologies, Inc..............................   138,000     61,623
*   I-Chiun Precision Industry Co., Ltd..................    92,000     27,517
*   Ideal Bike Corp......................................    54,000     14,471
    IEI Integration Corp.................................    63,900     74,436
    Infortrend Technology, Inc...........................    63,000     23,710
    Innodisk Corp........................................    33,432    117,562
    Innolux Corp......................................... 6,039,000  2,082,567
    Inpaq Technology Co., Ltd............................    24,000     23,053
    Intai Technology Corp................................     7,000     21,806
    Integrated Service Technology, Inc...................    19,680     27,155
    IntelliEPI, Inc......................................     8,000     13,604
    International CSRC Investment Holdings Co............   229,020    327,068
    International Games System Co., Ltd..................    32,000    163,054
    Inventec Corp........................................   569,000    444,260
    Iron Force Industrial Co., Ltd.......................    14,000     39,023
    I-Sheng Electric Wire & Cable Co., Ltd...............    25,000     33,001
    ITE Technology, Inc..................................    43,000     47,500
    ITEQ Corp............................................   114,000    230,697
    Jarllytec Co., Ltd...................................    21,000     45,939
    Jentech Precision Industrial Co., Ltd................    20,000     56,049
    Jess-Link Products Co., Ltd..........................    22,250     19,390
    Jih Lin Technology Co., Ltd..........................    28,000     62,931
#   Jih Sun Financial Holdings Co., Ltd..................   668,452    198,136
    Jinli Group Holdings, Ltd............................    56,056     32,629
    Johnson Health Tech Co., Ltd.........................    26,065     29,361
    Jourdeness Group, Ltd................................    21,000     80,002
    K Laser Technology, Inc..............................   111,001     47,065
    Kaori Heat Treatment Co., Ltd........................    13,000     16,135
    Kaulin Manufacturing Co., Ltd........................    45,000     24,161
    Kayee International Group Co., Ltd...................     8,000     26,680
    KEE TAI Properties Co., Ltd..........................   156,000     62,258
    Kenda Rubber Industrial Co., Ltd.....................   127,899    125,102
    Kenmec Mechanical Engineering Co., Ltd...............    84,000     27,181
    Kerry TJ Logistics Co., Ltd..........................    45,000     55,111
    Key Ware Electronics Co., Ltd........................    53,858     18,284
    Kindom Construction Corp.............................   143,000     97,426
    King Chou Marine Technology Co., Ltd.................    36,340     47,106
    King Slide Works Co., Ltd............................     9,000    100,903
    King Yuan Electronics Co., Ltd.......................   707,000    547,653
    Kingpak Technology, Inc..............................     7,000     43,022
#   King's Town Bank Co., Ltd............................   345,000    331,207
    King's Town Construction Co., Ltd....................    34,000     30,281
    Kinik Co.............................................    59,000    111,278
*   Kinko Optical Co., Ltd...............................    39,000     38,687
    Kinpo Electronics....................................   495,000    181,191
    Kinsus Interconnect Technology Corp..................   112,000    165,365
    KMC Kuei Meng International, Inc.....................    32,300    105,550
    KS Terminals, Inc....................................    32,000     46,904
    Kung Long Batteries Industrial Co., Ltd..............    33,000    169,472
    Kung Sing Engineering Corp...........................   101,000     27,600
*   Kuo Toong International Co., Ltd.....................    59,224     44,327
    Kuoyang Construction Co., Ltd........................   165,642     64,539
    Kwong Fong Industries Corp...........................    22,464     10,555
    Kwong Lung Enterprise Co., Ltd.......................    20,000     29,530
    KYE Systems Corp.....................................    99,000     30,726
    L&K Engineering Co., Ltd.............................    71,000     61,055

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
TAIWAN -- (Continued)
    La Kaffa International Co., Ltd......................  11,000 $   25,231
    LAN FA Textile.......................................  93,000     24,385
    Land Mark Optoelectronics Corp.......................  20,000    174,182
    Lanner Electronics, Inc..............................  30,600     60,339
    Largan Precision Co., Ltd............................   4,000    508,593
    Laser Tek Taiwan Co., Ltd............................  14,000     13,270
    Laster Tech Corp., Ltd...............................  16,000     18,680
    Lealea Enterprise Co., Ltd........................... 276,000     91,062
    Ledlink Optics, Inc..................................  17,850     15,458
    LEE CHI Enterprises Co., Ltd.........................  36,000     11,660
    Lelon Electronics Corp...............................  30,850     41,129
    Lemtech Holdings Co., Ltd............................   7,000     34,393
    LES Enphants Co., Ltd................................  53,000     15,739
    Lextar Electronics Corp.............................. 102,000     58,878
    Li Cheng Enterprise Co., Ltd.........................  34,238     47,218
*   Li Peng Enterprise Co., Ltd.......................... 283,600     72,676
    Lian HWA Food Corp...................................  28,388     35,691
    Lida Holdings, Ltd...................................  14,000     27,622
    Lien Hwa Industrial Corp............................. 242,481    239,941
    Lifestyle Global Enterprise, Inc.....................  11,000     42,902
    Lingsen Precision Industries, Ltd.................... 174,000     52,260
    Lion Travel Service Co., Ltd.........................  20,000     57,363
    Lite-On Semiconductor Corp........................... 106,000    102,629
    Lite-On Technology Corp.............................. 700,417  1,045,894
    Long Bon International Co., Ltd...................... 158,875     89,971
#   Long Chen Paper Co., Ltd............................. 172,316     86,564
    Longwell Co..........................................  24,000     35,448
    Lotes Co., Ltd.......................................  33,653    238,787
    Lu Hai Holding Corp..................................  13,199     15,484
    Lumax International Corp., Ltd.......................  21,600     46,488
    Lung Yen Life Service Corp...........................  49,000     94,017
*   LuxNet Corp..........................................  39,207     29,397
    Macauto Industrial Co., Ltd..........................  33,000     95,131
    Machvision, Inc......................................   9,000    124,618
#   Macronix International............................... 740,798    490,345
    Makalot Industrial Co., Ltd.......................... 100,167    628,405
    Marketech International Corp.........................   9,000     15,219
    Materials Analysis Technology, Inc...................  27,257     59,604
    Mayer Steel Pipe Corp................................  64,000     30,235
    MediaTek, Inc........................................  42,000    340,323
    Mega Financial Holding Co., Ltd...................... 989,975    864,227
    Meiloon Industrial Co................................  42,750     27,722
    Mercuries & Associates Holding, Ltd.................. 189,573    107,239
#*  Mercuries Life Insurance Co., Ltd.................... 406,319    147,543
    Merida Industry Co., Ltd.............................  13,000     64,621
#   Merry Electronics Co., Ltd...........................  75,191    394,476
*   Microbio Co., Ltd.................................... 139,000     66,808
    Micro-Star International Co., Ltd.................... 187,000    461,694
    Mildef Crete, Inc....................................  26,000     31,910
    MIN AIK Technology Co., Ltd..........................  58,600     29,838
    Mirle Automation Corp................................  99,000    133,461
    Mitac Holdings Corp.................................. 264,087    240,305
    Mobiletron Electronics Co., Ltd......................  16,000     19,388
    momo.com, Inc........................................   8,000     59,704
*   Motech Industries, Inc............................... 153,589     45,561
    MPI Corp.............................................  30,000     63,147
    Nak Sealing Technologies Corp........................  29,000     66,685
    Namchow Holdings Co., Ltd............................  87,000    159,402
    Nan Kang Rubber Tire Co., Ltd........................ 103,000     88,896

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Nan Liu Enterprise Co., Ltd..........................     7,000 $   36,386
    Nan Ya Plastics Corp.................................   337,000    842,054
    Nan Ya Printed Circuit Board Corp....................    85,000    101,480
    Nang Kuang Pharmaceutical Co., Ltd...................    14,000     13,602
    Nantex Industry Co., Ltd.............................   137,780    132,470
    Nanya Technology Corp................................   137,432    279,111
    Netronix, Inc........................................    31,000     37,655
    New Best Wire Industrial Co., Ltd....................    14,400     13,561
    Nexcom International Co., Ltd........................    13,000     10,182
#   Nichidenbo Corp......................................    93,030    163,317
    Nien Hsing Textile Co., Ltd..........................    51,245     42,590
    Nien Made Enterprise Co., Ltd........................    29,000    249,914
    Nishoku Technology, Inc..............................    16,000     30,482
    Nova Technology Corp.................................     5,000     23,170
    Novatek Microelectronics Corp........................   158,000    830,057
    Nuvoton Technology Corp..............................    49,000     75,406
    O-Bank Co., Ltd......................................   476,000    121,595
*   Ocean Plastics Co., Ltd..............................    30,000     25,297
#   On-Bright Electronics, Inc...........................    19,120    109,259
    OptoTech Corp........................................   138,693     84,080
    Orient Europharma Co., Ltd...........................     8,000     14,285
*   Orient Semiconductor Electronics, Ltd................   139,107     55,693
    Oriental Union Chemical Corp.........................   355,000    307,667
    O-TA Precision Industry Co., Ltd.....................    21,422     12,957
    Pacific Hospital Supply Co., Ltd.....................    15,000     37,124
    Paiho Shih Holdings Corp.............................    43,956     60,825
#*  Pan Jit International, Inc...........................   173,000    167,612
    Pan-International Industrial Corp....................   156,000     98,377
    Pao long International Co., Ltd......................    21,000     10,282
    Parade Technologies, Ltd.............................    34,000    564,334
*   Paragon Technologies Co., Ltd........................    26,000     13,343
    Parpro Corp..........................................    19,000     19,623
*   PChome Online, Inc...................................    10,022     44,815
    PCL Technologies, Inc................................    15,180     43,006
    P-Duke Technology Co., Ltd...........................    20,700     53,911
    Pegatron Corp........................................   590,000  1,007,831
    PharmaEngine, Inc....................................     3,599     12,577
*   PharmaEssentia Corp..................................     4,000     23,006
    Pharmally International Holding Co., Ltd.............     8,567     48,914
*   Phihong Technology Co., Ltd..........................   149,222     49,570
    Phison Electronics Corp..............................    69,000    572,475
    Pixart Imaging, Inc..................................    14,000     42,799
    Planet Technology Corp...............................    21,000     40,508
    Plastron Precision Co., Ltd..........................    24,720     11,809
    Plotech Co., Ltd.....................................    24,000     13,656
    Polytronics Technology Corp..........................    24,000     44,481
    Posiflex Technology, Inc.............................    29,284    102,267
    Pou Chen Corp........................................ 1,267,000  1,536,606
    Power Wind Health Industry, Inc......................     6,240     34,662
    Powertech Technology, Inc............................   394,000    924,954
    Poya International Co., Ltd..........................    16,181    164,322
    President Chain Store Corp...........................    41,000    435,477
    President Securities Corp............................   374,811    162,286
    Primax Electronics, Ltd..............................   251,000    420,861
    Prince Housing & Development Corp....................   480,000    170,067
    Promate Electronic Co., Ltd..........................    39,000     36,589
*   Promise Technology, Inc..............................    26,000      6,856
#   Prosperity Dielectrics Co., Ltd......................    46,086     97,158
    Qisda Corp...........................................   532,000    343,476

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE>>
                                                          --------- --------
TAIWAN -- (Continued)
    QST International Corp...............................    28,000 $ 73,950
    Qualipoly Chemical Corp..............................    21,000   18,391
    Quang Viet Enterprise Co., Ltd.......................    17,000   65,470
    Quanta Computer, Inc.................................   350,000  644,960
    Quanta Storage, Inc..................................    79,000   79,745
    Quintain Steel Co., Ltd..............................   123,309   32,644
    Radiant Opto-Electronics Corp........................   246,000  705,828
*   Radium Life Tech Co., Ltd............................   281,460  131,329
    Rafael Microelectronics, Inc.........................    12,000   58,647
    Realtek Semiconductor Corp...........................    80,000  438,412
    Rechi Precision Co., Ltd.............................   170,000  147,987
    Rich Development Co., Ltd............................   234,000   69,489
    RichWave Technology Corp.............................    25,300   42,487
*   Ritek Corp...........................................   403,491  146,038
    Rodex Fasteners Corp.................................    13,000   18,198
#*  Roo Hsing Co., Ltd...................................   321,000  154,150
*   Rotam Global Agrosciences, Ltd.......................    32,000   19,540
    Ruentex Development Co., Ltd.........................   144,952  221,902
    Ruentex Industries, Ltd..............................   172,200  464,851
    Run Long Construction Co., Ltd.......................    78,000  145,640
    Samebest Co., Ltd....................................     4,800   22,578
    Sampo Corp...........................................   118,400   55,136
    San Fang Chemical Industry Co., Ltd..................    60,679   48,090
    San Shing Fastech Corp...............................    51,000   87,896
    Sanitar Co., Ltd.....................................    13,000   15,562
    Sanyang Motor Co., Ltd...............................   151,000   99,735
    SCI Pharmtech, Inc...................................    13,000   31,609
    Scientech Corp.......................................    27,000   59,854
#   SDI Corp.............................................    57,000  142,003
    Senao International Co., Ltd.........................    28,000   31,677
    Senao Networks, Inc..................................    13,000   45,357
#   Sercomm Corp.........................................   131,000  277,339
    Sesoda Corp..........................................    63,999   54,586
    Shan-Loong Transportation Co., Ltd...................    32,000   30,610
    Sharehope Medicine Co., Ltd..........................    13,330   11,829
    Sheng Yu Steel Co., Ltd..............................    40,000   25,401
    ShenMao Technology, Inc..............................    21,000   13,313
    Shih Her Technologies, Inc...........................     9,000   10,136
*   Shih Wei Navigation Co., Ltd.........................   192,000   45,784
    Shihlin Electric & Engineering Corp..................    49,000   64,661
    Shin Kong Financial Holding Co., Ltd................. 2,249,094  646,042
    Shin Zu Shing Co., Ltd...............................    48,000  141,039
*   Shining Building Business Co., Ltd...................   189,735   64,443
    Shinkong Insurance Co., Ltd..........................    89,000  103,949
    Shinkong Synthetic Fibers Corp.......................   487,000  188,934
    Shiny Chemical Industrial Co., Ltd...................    29,000   79,664
*   Shuttle, Inc.........................................    76,000   29,588
    Sigurd Microelectronics Corp.........................   226,000  211,760
    Silergy Corp.........................................     5,000   75,653
*   Silicon Integrated Systems Corp......................   179,146   52,753
*   Silitech Technology Corp.............................    58,000   24,011
    Simplo Technology Co., Ltd...........................    49,600  364,186
    Sinbon Electronics Co., Ltd..........................   117,064  327,717
    Sincere Navigation Corp..............................   108,000   53,947
    Single Well Industrial Corp..........................    23,000   12,594
    Sinher Technology, Inc...............................    28,000   43,897
    Sinmag Equipment Corp................................    17,420   70,555
    Sino-American Silicon Products, Inc..................   268,000  589,617
    Sinon Corp...........................................   243,000  133,702

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE>>
                                                          --------- --------
TAIWAN -- (Continued)
    SinoPac Financial Holdings Co., Ltd.................. 1,647,445 $562,131
    Sinphar Pharmaceutical Co., Ltd......................    50,000   32,724
    Sinyi Realty Co......................................   128,544  131,245
    Sirtec International Co., Ltd........................    40,800   33,179
    Sitronix Technology Corp.............................    51,000  186,802
    Siward Crystal Technology Co., Ltd...................    64,000   37,286
    Soft-World International Corp........................    21,000   47,687
*   Solar Applied Materials Technology Co................    80,222   50,506
    Solomon Technology Corp..............................    56,000   33,954
    Solteam Electronics Co., Ltd.........................    11,110    9,700
    Song Shang Electronics Co., Ltd......................    26,000   13,416
    Sonix Technology Co., Ltd............................    29,000   27,247
    Spirox Corp..........................................    29,000   24,920
    Sporton International, Inc...........................    16,491   89,381
    St Shine Optical Co., Ltd............................    17,000  318,941
    Standard Chemical & Pharmaceutical Co., Ltd..........    32,000   33,056
    Standard Foods Corp..................................   102,402  167,648
    Stark Technology, Inc................................    34,200   46,012
    Sunjuice Holdings Co., Ltd...........................     5,000   26,358
    Sunko INK Co., Ltd...................................    29,000    9,375
    Sunny Friend Environmental Technology Co., Ltd.......    18,000  146,507
    Sunonwealth Electric Machine Industry Co., Ltd.......   113,000  140,718
    Sunplus Technology Co., Ltd..........................   226,000   86,693
    Sunrex Technology Corp...............................    42,561   24,607
    Sunspring Metal Corp.................................    35,000   36,900
    Supreme Electronics Co., Ltd.........................   136,509  131,808
    Swancor Holding Co., Ltd.............................    11,000   32,713
    Symtek Automation Asia Co., Ltd......................    15,000   29,434
    Syncmold Enterprise Corp.............................    45,000  102,517
    Synmosa Biopharma Corp...............................    17,599   15,965
    Synnex Technology International Corp.................   276,250  345,199
    Sysage Technology Co., Ltd...........................    22,000   22,254
    Systex Corp..........................................    51,000  107,969
    T3EX Global Holdings Corp............................    18,000   14,816
    TA Chen Stainless Pipe...............................   338,260  492,426
    Ta Liang Technology Co., Ltd.........................    32,000   42,079
    Ta Ya Electric Wire & Cable..........................   212,000   71,493
    Ta Yih Industrial Co., Ltd...........................    17,000   29,445
#   TA-I Technology Co., Ltd.............................    26,000   45,816
*   Tai Tung Communication Co., Ltd......................    59,000   36,932
    Taichung Commercial Bank Co., Ltd....................   931,092  320,120
    TaiDoc Technology Corp...............................    26,471  160,368
    Taiflex Scientific Co., Ltd..........................    89,060  107,837
*   TaiMed Biologics, Inc................................     6,000   33,836
    Taimide Tech, Inc....................................    49,000   78,472
    Tainan Enterprises Co., Ltd..........................    28,000   16,321
    Tainan Spinning Co., Ltd.............................   426,240  168,325
*   Tainergy Tech Co., Ltd...............................    81,000   14,144
    Tainet Communication System Corp.....................    12,000   24,378
    Tai-Saw Technology Co., Ltd..........................    27,000   16,736
    Taishin Financial Holding Co., Ltd................... 1,640,722  731,799
*   Taita Chemical Co., Ltd..............................   104,000   34,199
    Taiwan Business Bank.................................   976,866  354,729
    Taiwan Cement Corp...................................   746,900  925,708
    Taiwan Chinsan Electronic Industrial Co., Ltd........    26,919   32,983
    Taiwan Cogeneration Corp.............................   114,000   95,582
    Taiwan Cooperative Financial Holding Co., Ltd........ 1,154,810  700,406
    Taiwan FamilyMart Co., Ltd...........................     4,000   29,997
    Taiwan Fertilizer Co., Ltd...........................   124,000  176,233

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
TAIWAN -- (Continued)
    Taiwan Fire & Marine Insurance Co., Ltd..............  51,000 $   32,839
    Taiwan FU Hsing Industrial Co., Ltd..................  36,000     41,407
    Taiwan Glass Industry Corp........................... 317,046    136,383
    Taiwan High Speed Rail Corp.......................... 134,000    137,195
    Taiwan Hon Chuan Enterprise Co., Ltd................. 152,927    249,537
    Taiwan Hopax Chemicals Manufacturing Co., Ltd........  78,000     48,150
*   Taiwan Land Development Corp......................... 286,666     77,182
    Taiwan Mobile Co., Ltd............................... 117,000    418,099
    Taiwan Navigation Co., Ltd...........................  69,000     39,997
    Taiwan Optical Platform Co., Ltd.....................   5,252     19,100
#   Taiwan Paiho, Ltd.................................... 152,000    347,544
    Taiwan PCB Techvest Co., Ltd......................... 101,000    101,187
#*  Taiwan Prosperity Chemical Corp......................  84,000     62,166
    Taiwan Pulp & Paper Corp............................. 117,000     72,514
    Taiwan Sakura Corp...................................  51,200     63,752
    Taiwan Secom Co., Ltd................................  46,000    129,873
    Taiwan Semiconductor Co., Ltd........................ 111,000    208,288
    Taiwan Semiconductor Manufacturing Co., Ltd.,
      Sponsored ADR...................................... 134,422  5,056,956
    Taiwan Semiconductor Manufacturing Co., Ltd.......... 467,000  3,464,189
    Taiwan Shin Kong Security Co., Ltd...................  56,000     69,490
    Taiwan Steel Union Co., Ltd..........................   5,000     16,303
    Taiwan Styrene Monomer............................... 292,000    232,079
    Taiwan Surface Mounting Technology Corp.............. 107,800    164,594
    Taiwan Taxi Co., Ltd.................................   6,300     12,472
    Taiwan TEA Corp...................................... 310,000    160,481
#   Taiwan Union Technology Corp......................... 113,000    357,506
    Taiyen Biotech Co., Ltd..............................  42,000     42,166
#*  Tatung Co., Ltd...................................... 807,000    720,441
    TCI Co., Ltd.........................................  16,500    242,455
    Te Chang Construction Co., Ltd.......................  17,000     15,521
    Teco Electric and Machinery Co., Ltd................. 413,000    252,025
    Tehmag Foods Corp....................................   9,600     62,923
    Test Research, Inc...................................  88,000    140,824
    Test-Rite International Co., Ltd.....................  62,000     45,534
*   Tex-Ray Industrial Co., Ltd..........................  50,000     15,289
    Thinking Electronic Industrial Co., Ltd..............  47,000    121,417
    Thye Ming Industrial Co., Ltd........................  56,000     58,461
    Ton Yi Industrial Corp............................... 294,000    124,939
    Tong Hsing Electronic Industries, Ltd................  46,000    169,067
    Tong Yang Industry Co., Ltd.......................... 199,000    254,954
*   Tong-Tai Machine & Tool Co., Ltd.....................  85,060     50,062
#   TOPBI International Holdings, Ltd....................  41,111    108,216
    Topco Scientific Co., Ltd............................  48,876    114,408
    Topoint Technology Co., Ltd..........................  43,200     26,118
    Toung Loong Textile Manufacturing....................  42,000     52,225
#   TPK Holding Co., Ltd................................. 212,000    357,998
    Trade-Van Information Services Co....................  11,000     11,839
    Transcend Information, Inc...........................  50,000    108,925
    Tripod Technology Corp............................... 181,000    486,963
    Tsang Yow Industrial Co., Ltd........................  20,000     12,051
    Tsann Kuen Enterprise Co., Ltd.......................  16,000     10,680
    TSC Auto ID Technology Co., Ltd......................  12,300     96,173
*   TSEC Corp............................................ 130,997     28,008
    TSRC Corp............................................ 179,000    164,378
    Ttet Union Corp......................................  22,000     71,809
    TTFB Co., Ltd........................................   3,000     23,513
    TTY Biopharm Co., Ltd................................ 118,000    309,863
    Tul Corp.............................................  14,000     26,995
    Tung Ho Steel Enterprise Corp........................ 278,000    179,272

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Tung Thih Electronic Co., Ltd........................    28,000 $   59,030
    TURVO International Co., Ltd.........................    35,410     85,766
*   TWi Pharmaceuticals, Inc.............................    11,000     21,814
#   TXC Corp.............................................    99,000    109,754
    TYC Brother Industrial Co., Ltd......................   116,000     91,837
*   Tycoons Group Enterprise.............................   143,700     32,456
    Tyntek Corp..........................................   108,000     61,574
    UDE Corp.............................................    65,000     57,377
    Ultra Chip, Inc......................................    35,000     43,013
    U-Ming Marine Transport Corp.........................   176,000    175,880
    Unimicron Technology Corp............................   527,000    394,280
    Union Bank Of Taiwan.................................   378,490    123,371
    Uni-President Enterprises Corp.......................   463,560  1,098,494
    Unitech Computer Co., Ltd............................    35,000     22,020
#   Unitech Printed Circuit Board Corp...................   368,540    186,035
    United Integrated Services Co., Ltd..................    64,000    197,856
    United Microelectronics Corp......................... 4,851,000  1,852,683
    United Orthopedic Corp...............................    18,422     26,423
    United Radiant Technology............................    34,000     20,967
#*  United Renewable Energy Co., Ltd.....................   746,960    203,887
*   Unity Opto Technology Co., Ltd.......................   146,000     41,446
    Universal Cement Corp................................   158,120     99,804
    Universal Microwave Technology, Inc..................    19,177     50,322
*   Unizyx Holding Corp..................................   111,000     49,712
    UPC Technology Corp..................................   279,936    113,143
    Userjoy Technology Co., Ltd..........................     7,699     16,088
#   USI Corp.............................................   443,204    173,496
    Usun Technology Co., Ltd.............................    11,200     12,571
    Utechzone Co., Ltd...................................    25,000     51,937
    Vanguard International Semiconductor Corp............   246,000    545,961
    VHQ Media Holdings, Ltd..............................    11,000     59,745
    Victory New Materials, Ltd. Co.......................    52,030     30,579
#   Visual Photonics Epitaxy Co., Ltd....................    66,500    149,871
    Vivotek, Inc.........................................    21,525     71,940
    Voltronic Power Technology Corp......................     7,150    123,479
#   Wafer Works Corp.....................................   131,046    149,667
    Waffer Technology Co., Ltd...........................    31,000     17,957
    Wah Lee Industrial Corp..............................    68,000    111,788
    Walsin Lihwa Corp....................................   798,000    462,912
#   Walsin Technology Corp...............................   109,398    632,978
    Walton Advanced Engineering, Inc.....................   164,000     60,418
    Wan Hai Lines, Ltd...................................   200,000    103,160
    Waterland Financial Holdings Co., Ltd................ 1,012,584    328,157
*   Wei Chuan Foods Corp.................................    57,000     39,631
    Weikeng Industrial Co., Ltd..........................    91,189     57,665
    Well Shin Technology Co., Ltd........................    34,000     57,805
    Wholetech System Hitech, Ltd.........................    19,000     18,163
    Win Semiconductors Corp..............................    96,840    493,907
#   Winbond Electronics Corp............................. 2,078,804  1,031,075
    Winstek Semiconductor Co., Ltd.......................    41,000     31,142
    Wisdom Marine Lines Co., Ltd.........................   137,076    130,709
    Wisechip Semiconductor, Inc..........................     4,000      5,926
    Wistron Corp.........................................   791,288    554,572
    Wistron NeWeb Corp...................................   146,267    362,774
    Wonderful Hi-Tech Co., Ltd...........................    42,000     25,614
    Wowprime Corp........................................    41,000    108,959
    WPG Holdings, Ltd....................................   350,520    449,375
    WT Microelectronics Co., Ltd.........................   201,567    270,142
*   WUS Printed Circuit Co., Ltd.........................    70,550     37,584

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
TAIWAN -- (Continued)
    XAC Automation Corp..................................    27,000 $     21,352
    XPEC Entertainment, Inc..............................    17,960        1,450
    Xxentria Technology Materials Corp...................    27,000       64,193
#   Yageo Corp...........................................    64,425      704,447
*   Yang Ming Marine Transport Corp......................   460,215      135,176
    YC Co., Ltd..........................................   164,065       72,327
    YC INOX Co., Ltd.....................................    75,900       62,417
    Yea Shin International Development Co., Ltd..........    79,988       41,914
    Yeong Guan Energy Technology Group Co., Ltd..........    41,401       89,834
    YFC-Boneagle Electric Co., Ltd.......................    50,000       43,928
    YFY, Inc.............................................   426,000      161,267
    Yi Jinn Industrial Co., Ltd..........................    92,800       39,278
#   Yieh Phui Enterprise Co., Ltd........................   366,524      120,359
    Yonyu Plastics Co., Ltd..............................    38,000       45,067
    Young Fast Optoelectronics Co., Ltd..................    52,000       26,337
    Youngtek Electronics Corp............................    47,160       65,299
    Yuanta Financial Holding Co., Ltd.................... 1,829,918    1,023,850
    Yuanta Futures Co., Ltd..............................    14,000       20,620
    Yuen Chang Stainless Steel Co., Ltd..................    30,000       23,343
    Yulon Finance Corp...................................    72,000      238,489
#   Yulon Motor Co., Ltd.................................   344,000      207,081
    Yung Chi Paint & Varnish Manufacturing Co., Ltd......    14,000       33,098
    Yungshin Construction & Development Co., Ltd.........    14,000       14,676
    YungShin Global Holding Corp.........................    42,800       56,214
    Yungtay Engineering Co., Ltd.........................   103,000      201,444
    Zeng Hsing Industrial Co., Ltd.......................    32,000      145,968
    Zenitron Corp........................................    78,000       55,095
    Zero One Technology Co., Ltd.........................    35,000       23,440
    Zhen Ding Technology Holding, Ltd....................   265,000      696,440
    Zig Sheng Industrial Co., Ltd........................   168,000       50,001
    Zinwell Corp.........................................   115,000       76,250
    Zippy Technology Corp................................    55,000       59,504
    ZongTai Real Estate Development Co., Ltd.............    74,700       46,278
                                                                    ------------
TOTAL TAIWAN.............................................            132,104,766
                                                                    ------------
THAILAND -- (0.7%)
    AAPICO Hitech PCL....................................    12,000        8,527
    Advanced Info Service PCL............................    34,100      194,826
    Advanced Information Technology PCL..................    24,600       15,905
    AEON Thana Sinsap Thailand PCL.......................    29,800      168,828
    After You PCL........................................    47,400       12,213
    Airports of Thailand PCL.............................   122,500      270,545
    AJ Plast PCL.........................................    58,400       15,141
    Amata Corp. PCL......................................    67,300       48,468
    Ananda Development PCL...............................   531,100       60,517
    AP Thailand PCL......................................   413,300       92,601
    Asia Aviation PCL....................................   442,700       60,647
    Asia Plus Group Holdings PCL.........................   419,700       44,868
    Asia Sermkij Leasing PCL.............................    16,400       12,861
    Asian Seafoods Coldstorage PCL.......................    76,400       21,030
    B Grimm Power PCL....................................    40,700       38,756
    Bangchak Corp. PCL...................................   218,500      225,546
    Bangkok Airways PCL..................................   218,000       85,128
    Bangkok Aviation Fuel Services PCL...................    90,200       96,718
    Bangkok Bank PCL.....................................     9,900       70,030
    Bangkok Bank PCL.....................................    11,900       81,892
    Bangkok Chain Hospital PCL...........................   313,200      163,404
    Bangkok Dusit Medical Services PCL, Class F..........   135,400      102,279
    Bangkok Expressway & Metro PCL....................... 1,397,740      465,279

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE>>
                                                          --------- --------
THAILAND -- (Continued)
    Bangkok Land PCL..................................... 3,625,000 $194,927
    Bangkok Life Assurance PCL...........................   136,800  120,413
    Bangkok Ranch PCL....................................    89,300   11,948
    Banpu PCL............................................   635,300  337,552
    Banpu Power PCL......................................   127,400   93,789
    BCPG PCL.............................................    89,900   48,342
    Beauty Community PCL.................................   597,700  148,265
*   BEC World PCL........................................   756,252  131,922
    Berli Jucker PCL.....................................    52,450   81,842
    Better World Green PCL...............................   506,200   20,091
    Big Camera Corp. PCL................................. 1,122,000   50,278
*   BJC Heavy Industries PCL.............................   223,400   13,729
    BTS Group Holdings PCL...............................   263,900   84,468
    Bumrungrad Hospital PCL..............................    23,700  141,096
    Buriram Sugar PCL....................................    74,480   15,019
    Cal-Comp Electronics Thailand PCL....................   751,690   40,902
    Carabao Group PCL, Class F...........................    38,100   46,950
    Central Pattana PCL..................................    75,200  191,956
    Central Plaza Hotel PCL..............................   159,800  219,938
    CH Karnchang PCL.....................................    59,700   49,205
    Charoen Pokphand Foods PCL...........................   502,300  438,111
    Chularat Hospital PCL................................ 1,103,200   72,034
    CK Power PCL.........................................   661,600  102,070
    Com7 PCL.............................................   111,800   54,393
*   Country Group Development PCL........................   270,500   11,169
    CP ALL PCL...........................................   127,900  318,292
    Delta Electronics Thailand PCL.......................    57,100  127,021
    Dhipaya Insurance PCL................................   133,200   97,632
    Diamond Building Products PCL........................   227,200   39,997
    Dynasty Ceramic PCL.................................. 1,001,020   67,285
    Eastern Polymer Group PCL, Class F...................   158,200   37,977
    Eastern Printing PCL.................................    81,564    7,832
    Eastern Water Resources Development and Management
      PCL, Class F.......................................   233,400   80,682
    Electricity Generating PCL...........................    22,100  185,331
    Energy Absolute PCL..................................   138,800  211,027
*   Energy Earth PCL.....................................   286,200    2,508
    Erawan Group PCL (The)...............................   879,800  204,163
    Esso Thailand PCL....................................   514,700  179,570
    Forth Corp. PCL......................................    52,900   10,921
    Forth Smart Service PCL..............................    86,500   20,073
    Fortune Parts Industry PCL...........................    77,300    4,553
    GFPT PCL.............................................   176,100   81,730
    Global Power Synergy PCL.............................    60,700  121,915
    Glow Energy PCL......................................    58,900  173,915
    Golden Land Property Development PCL.................   184,500   43,405
*   Group Lease PCL......................................    27,500    7,306
    Hana Microelectronics PCL............................    63,700   70,342
    Home Product Center PCL..............................   569,220  284,223
    Ichitan Group PCL....................................    66,400    7,269
    Indorama Ventures PCL................................   166,700  256,113
    Interhides PCL.......................................    97,300   25,849
    Interlink Communication PCL..........................    52,200    7,886
    Intouch Holdings PCL.................................    14,300   24,831
    IRPC PCL............................................. 3,454,600  635,799
*   Italian-Thai Development PCL......................... 1,131,400   92,707
    Jasmine International PCL............................ 2,172,500  354,637
    Jay Mart PCL.........................................   138,483   28,368
    JWD Infologistics PCL................................   233,700   56,849
    Kang Yong Electric PCL...............................       100    1,258

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
THAILAND -- (Continued)
    Karmarts PCL.........................................    84,900 $   10,326
    Kasikornbank PCL.....................................    12,200     78,880
    Kasikornbank PCL.....................................    56,000    358,486
    KCE Electronics PCL..................................   233,100    195,851
    KGI Securities Thailand PCL..........................   584,100     87,122
    Khon Kaen Sugar Industry PCL.........................   523,596     53,294
    Kiatnakin Bank PCL...................................   107,700    236,135
    Krung Thai Bank PCL..................................   355,800    225,489
    Krungthai Card PCL...................................   414,000    390,910
    Land & Houses PCL....................................   316,600    108,430
    Lanna Resources PCL..................................   121,200     47,716
    LH Financial Group PCL............................... 2,585,100    118,323
    Loxley PCL...........................................   395,800     23,437
    LPN Development PCL..................................   181,700     41,001
    Major Cineplex Group PCL.............................   245,200    185,219
    Master Ad PCL........................................   203,600     10,166
    Maybank Kim Eng Securities Thailand PCL..............   112,900     37,943
    MBK PCL..............................................   218,200    137,586
    MC Group PCL.........................................   101,000     32,166
*   MCOT PCL.............................................    39,800     11,529
    MCS Steel PCL........................................   101,800     22,646
    Mega Lifesciences PCL................................   100,400    105,244
    Minor International PCL..............................   130,970    162,442
    MK Restaurants Group PCL.............................    50,500    120,825
    Mono Technology PCL..................................   829,300     52,822
    Muangthai Capital PCL................................   110,300    167,696
    Namyong Terminal PCL.................................    65,900     10,863
    Netbay PCL...........................................    13,100     11,007
    Origin Property PCL, Class F.........................   285,200     67,552
    Padaeng Industry PCL.................................    33,900     13,997
    PCS Machine Group Holding PCL........................    40,200      9,136
    Plan B Media Pcl, Class F............................   276,600     54,891
    Polyplex Thailand PCL................................   171,000     76,079
*   Power Solution Technologies PCL......................   474,700     10,028
*   Precious Shipping PCL................................   216,100     56,718
    Premier Marketing PCL................................   116,700     33,057
    Property Perfect PCL................................. 1,590,900     39,209
    Pruksa Holding PCL...................................   319,400    181,974
    PTG Energy PCL.......................................   448,900    149,430
    PTT Exploration & Production PCL.....................   241,700    951,560
    PTT Global Chemical PCL..............................   302,600    658,616
    PTT PCL.............................................. 1,762,000  2,749,380
    Pylon PCL............................................    73,200     15,229
    Quality Houses PCL................................... 1,825,983    172,999
    Raimon Land PCL......................................   559,200     23,626
    Rajthanee Hospital PCL...............................    16,000      9,730
    Ratchaburi Electricity Generating Holding PCL........    54,100     96,105
    Ratchaburi Electricity Generating Holding PCL........     6,100     10,836
    Ratchthani Leasing PCL...............................   543,700    120,948
    Regional Container Lines PCL.........................   128,700     19,608
    Robinson PCL.........................................    37,700     82,055
    Rojana Industrial Park PCL...........................   385,300     65,363
    RS PCL...............................................   122,100     62,139
    Sabina PCL...........................................    10,900      9,682
    Saha Pathana Inter-Holding PCL.......................    18,900     42,346
    Saha-Union PCL.......................................    22,400     33,339
    Samart Corp. PCL.....................................   137,600     29,508
*   Samart Digital Public Co., Ltd.......................   312,200      3,697
    Samart Telcoms PCL...................................    70,100     15,482

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE>>
                                                          --------- --------
THAILAND -- (Continued)
    Sansiri PCL.......................................... 2,634,900 $113,855
    Sappe PCL............................................    67,600   38,298
    SC Asset Corp. PCL...................................   708,025   65,720
*   SCG Ceramics PCL.....................................    87,000    6,015
    SEAFCO PCL...........................................   131,130   34,627
    Sena Development PCL.................................   134,000   15,097
    Siam Cement PCL (The)................................    10,100  151,294
    Siam Cement PCL (The)................................     5,100   76,396
    Siam City Cement PCL.................................    10,668   79,218
    Siam Commercial Bank PCL (The).......................    80,700  344,833
    Siam Future Development PCL..........................   137,600   34,133
    Siam Global House PCL................................   248,191  148,553
    Siam Wellness Group Pcl..............................    38,200   17,240
    Siamgas & Petrochemicals PCL.........................   423,600  142,364
*   Singha Estate PCL....................................   363,700   39,347
    Somboon Advance Technology PCL.......................    96,000   57,767
    SPCG PCL.............................................   242,800  147,658
    Sri Trang Agro-Industry PCL..........................   303,240  147,531
    Sriracha Construction PCL............................    11,900    4,266
    Srisawad Corp. PCL...................................   202,061  315,291
    Srisawad Finance PCL.................................    22,500   15,124
    Star Petroleum Refining PCL..........................   774,000  270,036
*   STP & I PCL..........................................   266,320   38,018
    Supalai PCL..........................................   337,300  208,366
*   Super Energy Corp. PCL............................... 8,056,000  149,555
    SVI PCL..............................................   321,400   54,008
    Synnex Thailand PCL..................................   136,900   57,402
    Syntec Construction PCL..............................   180,600   16,995
    Taokaenoi Food & Marketing PCL, Class F..............   200,800   61,058
    Tapaco PCL...........................................    34,300    8,508
*   Tata Steel Thailand PCL.............................. 1,213,600   29,133
*   Thai Airways International PCL.......................   443,400  188,756
    Thai Metal Trade PCL.................................    54,600   23,069
    Thai Nakarin Hospital PCL............................    12,500   14,804
    Thai Oil PCL.........................................   429,100  988,884
    Thai Reinsurance PCL.................................   297,000    8,080
    Thai Solar Energy PCL................................   260,190   23,319
    Thai Stanley Electric PCL, Class F...................     6,800   48,754
    Thai Union Group PCL, Class F........................    92,400   55,305
    Thai Vegetable Oil PCL...............................   201,500  187,037
    Thai Wah PCL.........................................    77,600   19,870
    Thaicom PCL..........................................   233,800   59,493
    Thaifoods Group PCL..................................   578,600   62,596
    Thaire Life Assurance PCL............................    98,100   21,666
    Thanachart Capital PCL...............................   376,100  647,047
    Thitikorn PCL........................................    33,700   10,355
    Thoresen Thai Agencies PCL...........................   259,400   42,759
    Tipco Asphalt PCL....................................   174,300   80,337
    TIPCO Foods PCL......................................    42,900   10,779
    Tisco Financial Group PCL............................    31,000   82,108
    Tisco Financial Group PCL............................    37,100   98,264
    TMB Bank PCL......................................... 3,140,000  221,109
    TOA Paint Thailand PCL...............................    46,700   53,438
    Total Access Communication PCL.......................   145,300  223,234
    Total Access Communication PCL.......................   122,300  187,898
    TPI Polene PCL....................................... 2,384,500  163,330
    TPI Polene Power PCL.................................   168,500   34,517
    True Corp. PCL....................................... 2,392,165  390,495
*   TTCL PCL.............................................    44,100   10,304

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
THAILAND -- (Continued)
    TTW PCL.............................................. 458,500 $   186,379
*   U City PCL, Class F.................................. 575,300      45,298
    Unique Engineering & Construction PCL................ 383,500     126,432
    United Paper PCL..................................... 151,300      51,818
    Univentures PCL...................................... 425,400      96,674
    Vanachai Group PCL................................... 243,000      39,667
    VGI Global Media PCL................................. 164,800      40,880
    Vibhavadi Medical Center PCL......................... 878,900      57,388
    Vinythai PCL......................................... 122,600      95,749
    WHA Corp. PCL........................................ 564,300      79,472
    WHA Utilities and Power PCL.......................... 205,600      39,814
    Workpoint Entertainment PCL.......................... 124,720      99,800
                                                                  -----------
TOTAL THAILAND...........................................          25,658,241
                                                                  -----------
TURKEY -- (0.3%)
    Adana Cimento Sanayii TAS, Class A...................   8,467       9,981
    Akbank Turk A.S...................................... 215,231     295,578
    Akcansa Cimento A.S..................................  33,140      51,642
    Aksa Akrilik Kimya Sanayii A.S.......................  48,420      81,305
*   Aksa Enerji Uretim A.S...............................  17,690      10,333
    Aksigorta A.S........................................  52,333      39,358
#   Alarko Holding A.S................................... 105,073      52,334
    Albaraka Turk Katilim Bankasi A.S.................... 119,909      29,496
    Alkim Alkali Kimya A.S...............................   4,427      20,697
    Anadolu Anonim Turk Sigorta Sirketi..................  59,865      49,863
    Anadolu Cam Sanayii A.S..............................  73,854      41,771
    Anadolu Efes Biracilik Ve Malt Sanayii A.S...........  33,660     143,763
    Anadolu Hayat Emeklilik A.S..........................  37,705      42,453
    Arcelik A.S..........................................  25,413      91,176
    Aselsan Elektronik Sanayi Ve Ticaret A.S.............   4,853      24,151
    Aygaz A.S............................................  15,260      35,993
*   Bera Holding A.S..................................... 118,593      48,221
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S....  32,471      10,450
    BIM Birlesik Magazalar A.S...........................  19,087     333,536
    Bolu Cimento Sanayii A.S.............................  33,473      22,897
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S........  21,448      35,736
    Borusan Yatirim ve Pazarlama A.S.....................   1,669      12,338
*   Boyner Perakende Ve Tekstil Yatirimlari A.S..........   5,916       5,509
*   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S......   3,447       4,377
    Bursa Cimento Fabrikasi A.S..........................  27,024      25,032
#   Cemtas Celik Makina Sanayi Ve Ticaret A.S............  13,122      15,244
    Cimsa Cimento Sanayi VE Ticaret A.S..................  29,680      46,811
    Coca-Cola Icecek A.S.................................  33,693     215,572
#*  Dogan Sirketler Grubu Holding A.S.................... 492,406     107,640
#   Dogus Otomotiv Servis ve Ticaret A.S.................  16,254      15,263
    Eczacibasi Yatirim Holding Ortakligi A.S.............   6,259       9,763
    EGE Endustri VE Ticaret A.S..........................     708      53,423
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S..............................  75,296      43,335
    ENERJISA ENERJI AS...................................  61,562      66,797
    Enka Insaat ve Sanayi A.S............................  77,379      74,050
    Erbosan Erciyas Boru Sanayii ve Ticaret A.S..........   2,218      26,216
    Eregli Demir ve Celik Fabrikalari TAS................ 143,207     235,209
#*  Fenerbahce Futbol A.S................................  11,914      18,039
    Ford Otomotiv Sanayi A.S.............................  11,312     131,265
*   Global Yatirim Holding A.S...........................  60,308      40,439
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S..     527       1,244
    Goodyear Lastikleri TAS..............................  39,372      27,752
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S........  53,484      33,788
#*  GSD Holding AS.......................................  29,592       4,929

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
TURKEY -- (Continued)
*   Gubre Fabrikalari TAS................................  19,511 $   12,090
#*  Hektas Ticaret TAS...................................  36,038     73,456
#*  Ihlas Holding A.S.................................... 323,517     20,645
*   Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.  24,192     25,400
*   Is Finansal Kiralama A.S.............................  35,715     38,300
    Is Yatirim Menkul Degerler A.S., Class A.............  97,764     47,705
*   Izmir Demir Celik Sanayi A.S.........................  39,675     14,446
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class A............................................  76,242     33,232
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class B............................................  52,374     22,768
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class D............................................ 421,177    213,876
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S............... 168,442     47,750
    KOC Holding A.S......................................  74,886    251,101
    Kordsa Teknik Tekstil A.S............................  29,285     50,224
*   Koza Altin Isletmeleri A.S...........................   7,733     80,303
*   Koza Anadolu Metal Madencilik Isletmeleri A.S........  24,010     31,150
*   Logo Yazilim Sanayi Ve Ticaret A.S...................  10,340     65,208
*   Migros Ticaret A.S...................................  38,967    128,360
*   NET Holding A.S...................................... 112,186     40,124
*   Netas Telekomunikasyon A.S...........................   7,863     12,120
    Nuh Cimento Sanayi A.S...............................  13,762     18,862
    Otokar Otomotiv Ve Savunma Sanayi A.S................     701     14,754
*   Pegasus Hava Tasimaciligi A.S........................  31,666    185,641
    Petkim Petrokimya Holding A.S........................ 123,999    138,538
    Polisan Holding A.S..................................   7,032      8,889
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...  86,128     57,346
*   Sasa Polyester Sanayi A.S............................  19,975     33,521
*   Sekerbank Turk AS.................................... 137,814     32,292
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.............  62,356     39,972
    Soda Sanayii A.S.....................................  73,732    102,434
    Tat Gida Sanayi A.S..................................  10,683      9,206
    TAV Havalimanlari Holding A.S........................  79,416    428,826
    Tekfen Holding A.S...................................  69,811    333,000
    Tofas Turk Otomobil Fabrikasi A.S....................  33,556    136,836
    Trakya Cam Sanayii A.S............................... 188,725    132,660
    Tupras Turkiye Petrol Rafinerileri A.S...............  11,001    295,988
*   Turcas Petrol A.S....................................  44,944     13,584
*   Turk Hava Yollari AO................................. 151,960    452,682
*   Turk Telekomunikasyon A.S............................  64,091     62,600
    Turk Traktor ve Ziraat Makineleri A.S................   3,459     25,761
    Turkcell Iletisim Hizmetleri A.S..................... 245,704    689,915
    Turkcell Iletisim Hizmetleri A.S., ADR...............   2,400     16,680
    Turkiye Garanti Bankasi A.S.......................... 223,695    392,461
#   Turkiye Halk Bankasi A.S............................. 141,055    207,946
    Turkiye Is Bankasi, Class C.......................... 221,130    243,362
    Turkiye Sinai Kalkinma Bankasi A.S................... 458,364     75,450
    Turkiye Sise ve Cam Fabrikalari A.S.................. 209,800    276,074
    Turkiye Vakiflar Bankasi TAO, Class D................ 226,508    209,919
    Ulker Biskuvi Sanayi A.S.............................  81,475    290,702
*   Vestel Elektronik Sanayi ve Ticaret A.S..............  32,970     43,402
*   Yapi ve Kredi Bankasi A.S............................ 237,267     89,657
#*  Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S..........  61,645     59,062
#*  Zorlu Enerji Elektrik Uretim A.S..................... 119,076     33,834
                                                                  ----------
TOTAL TURKEY.............................................          9,044,883
                                                                  ----------
UNITED KINGDOM -- (11.2%)
    3i Group P.L.C....................................... 206,257  2,301,979
    4imprint Group P.L.C.................................     905     23,575
    888 Holdings P.L.C...................................  99,747    219,806
    A.G. Barr P.L.C......................................  61,093    604,401

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
UNITED KINGDOM -- (Continued)
    AA P.L.C............................................. 173,957 $   190,209
*   Acacia Mining P.L.C..................................  87,800     225,387
    Admiral Group P.L.C..................................  29,846     811,574
    Advanced Medical Solutions Group PLC.................   2,858      11,426
    Aggreko P.L.C........................................ 126,272   1,150,560
    Air Partner P.L.C....................................  18,918      22,291
    Alliance Pharma P.L.C................................  13,316      11,170
#   Anglo American P.L.C................................. 412,690  10,546,613
    Anglo Pacific Group P.L.C............................  47,509     101,824
    Anglo-Eastern Plantations P.L.C......................   2,772      20,238
    Antofagasta P.L.C.................................... 107,177   1,225,240
#   Arrow Global Group P.L.C.............................  79,490     202,372
    Ashmore Group P.L.C.................................. 142,899     758,487
    Ashtead Group P.L.C..................................  76,598   1,942,906
*   ASOS P.L.C...........................................   1,336      57,934
    Associated British Foods P.L.C.......................  54,313   1,704,539
    AstraZeneca P.L.C., Sponsored ADR.................... 101,568   3,715,357
    AstraZeneca P.L.C....................................     906      65,632
    Auto Trader Group P.L.C.............................. 369,799   2,219,294
    AVEVA Group P.L.C....................................  10,606     379,120
    Aviva P.L.C.......................................... 672,136   3,655,487
    Avon Rubber P.L.C....................................   4,453      70,507
    B&M European Value Retail SA......................... 339,447   1,445,394
    Babcock International Group P.L.C.................... 163,973   1,142,085
    BAE Systems P.L.C.................................... 340,458   2,290,387
    Balfour Beatty P.L.C................................. 150,775     542,429
    Bank of Georgia Group P.L.C..........................   9,995     200,780
    Barclays P.L.C., Sponsored ADR....................... 332,828   2,782,442
    Barclays P.L.C....................................... 242,263     504,962
    Barratt Developments P.L.C........................... 300,535   2,125,721
    BBA Aviation P.L.C................................... 227,738     706,777
    BCA Marketplace P.L.C................................  11,264      29,664
    Beazley P.L.C........................................ 170,875   1,109,005
    Bellway P.L.C........................................  93,042   3,460,445
    Berkeley Group Holdings P.L.C. (The).................  63,651   3,133,954
    BHP Group P.L.C., ADR................................  66,509   2,991,575
    BHP Group P.L.C...................................... 106,827   2,386,803
    Biffa P.L.C..........................................   8,676      20,239
    Bloomsbury Publishing P.L.C..........................   4,506      12,982
    Bodycote P.L.C....................................... 122,482   1,223,721
    Bovis Homes Group P.L.C..............................  61,143     812,975
    BP P.L.C., Sponsored ADR............................. 472,008  19,408,969
    BP P.L.C.............................................   2,213      15,117
    Braemar Shipping Services P.L.C......................  11,607      31,223
    Brewin Dolphin Holdings P.L.C........................ 178,323     700,482
    British American Tobacco P.L.C., Sponsored ADR.......  26,174     923,419
    British American Tobacco P.L.C....................... 161,622   5,697,181
    Britvic P.L.C........................................  99,386   1,148,003
    BT Group P.L.C., Sponsored ADR.......................   7,252     110,666
    BT Group P.L.C....................................... 579,589   1,767,399
*   BTG P.L.C............................................  37,267     406,985
    Bunzl P.L.C..........................................  33,940   1,070,200
    Burberry Group P.L.C.................................  62,345   1,473,770
    Burford Capital, Ltd.................................   5,272     127,283
*   Cairn Energy P.L.C................................... 294,062     721,572
*   Capita P.L.C......................................... 102,320     155,956
#   Capital & Counties Properties P.L.C.................. 170,958     559,822
*   Carclo P.L.C.........................................  18,366      11,696
#   Card Factory P.L.C................................... 142,250     336,627

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    CareTech Holdings P.L.C..............................   7,551 $   35,167
    Carnival P.L.C.......................................   1,122     63,482
    Carnival P.L.C., ADR.................................  15,705    893,300
    Castings P.L.C.......................................   1,541      7,949
    Centamin P.L.C....................................... 503,005    777,953
    Central Asia Metals P.L.C............................   5,908     17,740
    Centrica P.L.C....................................... 770,647  1,384,887
    Charles Taylor P.L.C.................................   6,917     20,105
    Chemring Group P.L.C.................................  77,510    156,425
    Chesnara P.L.C.......................................  18,573     83,857
    Cineworld Group P.L.C................................ 273,232    937,711
*   Circassia Pharmaceuticals P.L.C......................   6,887      3,864
    Clarkson P.L.C.......................................   5,335    179,387
    Clipper Logistics P.L.C..............................   1,947      6,143
    Close Brothers Group P.L.C........................... 108,512  2,116,457
    CLS Holdings P.L.C...................................  38,467    123,706
    CMC Markets P.L.C....................................  71,447    111,125
*   Cobham P.L.C......................................... 719,098  1,018,075
    Coca-Cola HBC AG.....................................  35,700  1,199,846
    Compass Group P.L.C..................................  94,974  2,032,298
    Computacenter P.L.C..................................  48,547    666,698
    Connect Group P.L.C..................................  25,999     13,625
    Consort Medical P.L.C................................  12,596    154,041
    ConvaTec Group P.L.C................................. 245,764    460,773
    Costain Group P.L.C..................................  61,092    312,500
    Countryside Properties P.L.C.........................  13,731     55,320
*   Countrywide P.L.C....................................  29,521      3,548
    Cranswick P.L.C......................................  28,555  1,082,154
    Crest Nicholson Holdings P.L.C....................... 118,974    588,342
    Croda International P.L.C............................  16,018  1,014,125
    CVS Group P.L.C......................................   1,146      6,058
    CYBG P.L.C........................................... 175,010    402,977
    Daejan Holdings P.L.C................................   1,616    123,406
    Daily Mail & General Trust P.L.C., Class A...........  35,338    281,109
#   Dairy Crest Group P.L.C..............................  88,297    560,734
    Dart Group P.L.C.....................................  17,328    180,206
    DCC P.L.C............................................  18,914  1,548,366
    De La Rue P.L.C......................................  32,807    180,727
#   Debenhams P.L.C...................................... 368,181     18,051
    Devro P.L.C.......................................... 103,536    211,280
    DFS Furniture P.L.C..................................   8,387     26,089
    Diageo P.L.C., Sponsored ADR.........................  19,256  2,939,428
    Diageo P.L.C.........................................  19,191    732,452
    Dignity P.L.C........................................  18,991    183,262
    Diploma P.L.C........................................  62,832  1,048,903
    Direct Line Insurance Group P.L.C.................... 701,272  3,099,644
    DiscoverIE Group P.L.C...............................  10,997     60,434
    Dixons Carphone P.L.C................................ 270,797    490,397
    Domino's Pizza Group P.L.C........................... 156,496    544,829
    Drax Group P.L.C..................................... 179,945    949,893
    DS Smith P.L.C....................................... 309,752  1,373,713
    Dunelm Group P.L.C...................................  37,503    355,565
    easyJet P.L.C........................................  42,704    707,571
*   EI Group P.L.C....................................... 211,539    557,409
*   Eland Oil & Gas P.L.C................................   7,612     12,512
    Electrocomponents P.L.C.............................. 176,735  1,261,579
    Elementis P.L.C...................................... 185,885    445,015
    EMIS Group P.L.C.....................................   4,142     48,739
#*  EnQuest P.L.C........................................ 680,305    171,412

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    Entertainment One, Ltd...............................    87,696 $   453,940
    Equiniti Group P.L.C.................................    43,110     117,123
    Essentra P.L.C.......................................    79,859     391,306
    Euromoney Institutional Investor P.L.C...............     8,788     142,913
    Evraz P.L.C..........................................   100,308     657,078
    Experian P.L.C.......................................    62,672   1,573,542
    Ferguson P.L.C.......................................    23,392   1,566,409
    Ferrexpo P.L.C.......................................   283,679     963,496
    Fevertree Drinks P.L.C...............................     1,170      39,522
*   Findel P.L.C.........................................     4,561      11,356
*   Firstgroup P.L.C.....................................   788,323     958,013
*   Flybe Group P.L.C....................................    12,587         576
    Forterra P.L.C.......................................     3,331      11,600
    Foxtons Group P.L.C..................................   120,683      84,008
    Fresnillo P.L.C......................................    22,304     294,478
    Fuller Smith & Turner P.L.C., Class A, Class A.......     1,787      25,375
    Future P.L.C.........................................     8,072      57,080
    G4S P.L.C............................................   384,168     985,137
    Galliford Try P.L.C..................................    49,976     466,090
*   GAME Digital P.L.C...................................    15,634       5,369
    Games Workshop Group P.L.C...........................    10,369     411,797
    Gamma Communications P.L.C...........................     1,735      18,727
*   Gem Diamonds, Ltd....................................    41,365      53,812
*   Genel Energy P.L.C...................................    10,858      26,484
    Genus P.L.C..........................................    14,367     419,861
*   Georgia Capital P.L.C................................     9,995     142,291
    GlaxoSmithKline P.L.C., Sponsored ADR................    78,591   3,080,767
    GlaxoSmithKline P.L.C................................    46,231     898,017
    Glencore P.L.C....................................... 1,708,314   6,946,553
    Go-Ahead Group P.L.C. (The)..........................    32,655     771,571
    Gocompare.Com Group P.L.C............................    89,528      87,057
    Gooch & Housego P.L.C................................     1,366      25,503
    Grafton Group P.L.C..................................    62,669     605,068
    Grainger P.L.C.......................................   194,194     581,650
#   Greencore Group P.L.C................................   225,878     572,894
    Greene King P.L.C....................................   177,849   1,403,008
    Greggs P.L.C.........................................    73,554   1,497,571
*   Gulf Keystone Petroleum, Ltd.........................    40,326     114,371
    GVC Holdings P.L.C...................................    98,895     871,445
    Gym Group P.L.C. (The)...............................     7,599      21,141
    H&T Group P.L.C......................................     2,446       9,697
    Halfords Group P.L.C.................................   145,161     441,181
    Halma P.L.C..........................................   116,928   2,150,532
    Hargreaves Lansdown P.L.C............................    35,077     753,235
    Hastings Group Holdings P.L.C........................   105,391     290,168
    Hays P.L.C...........................................   948,433   1,880,627
    Headlam Group P.L.C..................................    16,615      85,222
    Helical P.L.C........................................    51,701     227,985
    Highland Gold Mining, Ltd............................    11,618      25,082
    Hikma Pharmaceuticals P.L.C..........................    44,332     937,884
    Hill & Smith Holdings P.L.C..........................    41,313     598,922
    Hilton Food Group P.L.C..............................     3,648      44,477
    Hiscox, Ltd..........................................   107,195   1,994,750
    Hochschild Mining P.L.C..............................   167,984     416,756
    Hollywood Bowl Group P.L.C...........................     7,802      23,211
    HomeServe P.L.C......................................   143,014   1,769,925
    Howden Joinery Group P.L.C...........................   399,446   2,649,946
    HSBC Holdings P.L.C..................................   141,183   1,188,796
    HSBC Holdings P.L.C., Sponsored ADR..................   343,381  14,466,642

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
    Hunting P.L.C........................................    57,000 $  417,310
    Huntsworth P.L.C.....................................    36,354     51,989
    Ibstock P.L.C........................................   179,227    570,763
    IDOX P.L.C...........................................    32,237     14,722
    IG Group Holdings P.L.C..............................   199,441  1,662,044
*   IGas Energy P.L.C....................................     8,300      8,999
    IMI P.L.C............................................   211,703  2,659,922
    Imperial Brands P.L.C., Sponsored ADR................       658     22,066
    Imperial Brands P.L.C................................    61,221  2,032,173
    Inchcape P.L.C.......................................   235,411  1,771,339
*   Indivior P.L.C.......................................   187,157    278,842
    Informa P.L.C........................................   167,429  1,487,152
    Inmarsat P.L.C.......................................   120,985    587,345
#   InterContinental Hotels Group P.L.C., ADR............    13,252    764,797
    InterContinental Hotels Group P.L.C..................     2,901    164,845
    Intermediate Capital Group P.L.C.....................    61,223    817,269
    International Consolidated Airlines Group SA.........   168,445  1,422,667
    International Personal Finance P.L.C.................    64,722    174,763
*   Interserve P.L.C.....................................    43,311      7,125
    Intertek Group P.L.C.................................    24,557  1,584,642
    Investec P.L.C.......................................   196,323  1,261,930
    iomart Group P.L.C...................................     2,055      9,782
*   IP Group P.L.C.......................................    77,207    107,555
    ITE Group P.L.C......................................   315,491    266,984
    ITV P.L.C............................................   272,568    462,677
    IWG P.L.C............................................   435,443  1,281,847
    J D Wetherspoon P.L.C................................    66,590  1,060,091
    J Sainsbury P.L.C....................................   364,037  1,363,119
    James Fisher & Sons P.L.C............................    23,036    583,673
    James Halstead P.L.C.................................     2,551     15,408
    Jardine Lloyd Thompson Group P.L.C...................    43,163  1,075,534
    JD Sports Fashion P.L.C..............................   247,253  1,503,621
    John Laing Group P.L.C...............................    16,143     75,283
    John Menzies P.L.C...................................    53,819    393,962
    John Wood Group P.L.C................................   207,301  1,471,294
    Johnson Matthey P.L.C................................    47,419  1,894,366
*   JPJ Group P.L.C......................................    13,921    124,946
    Jupiter Fund Management P.L.C........................   195,686    841,026
*   Just Eat P.L.C.......................................    16,458    150,401
    Just Group P.L.C.....................................   137,784    183,493
    Kainos Group P.L.C...................................     9,539     52,794
    KAZ Minerals P.L.C...................................   137,275  1,071,889
    KCOM Group P.L.C.....................................   275,186    250,115
    Keller Group P.L.C...................................    37,930    258,036
    Kier Group P.L.C.....................................    24,081    163,238
    Kin & Carta P.L.C....................................    49,558     64,425
    Kingfisher P.L.C.....................................   589,699  1,722,718
*   Lamprell P.L.C.......................................    55,247     40,570
    Lancashire Holdings, Ltd.............................    61,751    457,268
    Legal & General Group P.L.C.......................... 1,662,435  5,663,746
*   Liberty Global P.L.C., Class A.......................     4,558    111,204
*   Liberty Global P.L.C., Class C.......................    11,158    262,876
    Liontrust Asset Management P.L.C.....................        39        297
    Lloyds Banking Group P.L.C........................... 5,284,056  4,028,376
    Lloyds Banking Group P.L.C., ADR.....................   599,055  1,815,137
    London Stock Exchange Group P.L.C....................    33,701  2,026,810
*   Lonmin P.L.C.........................................    66,593     45,366
    Lookers P.L.C........................................   143,781    203,620
    Low & Bonar P.L.C....................................     9,424      2,241

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
    Low & Bonar P.L.C....................................     9,335 $      392
    LSL Property Services P.L.C..........................     6,345     20,879
*   Luceco P.L.C.........................................    17,334     11,805
    M&C Saatchi P.L.C....................................     1,840      6,872
    Man Group P.L.C...................................... 1,078,026  2,019,056
    Marks & Spencer Group P.L.C..........................   694,298  2,626,929
    Marshalls P.L.C......................................   130,285    868,700
    Marston's P.L.C......................................   292,225    363,108
    McBride P.L.C........................................   101,385    178,726
    McCarthy & Stone P.L.C...............................    74,287    130,151
    McColl's Retail Group P.L.C..........................     9,044      6,826
    Mears Group P.L.C....................................    52,545    216,871
    Mediclinic International P.L.C.......................    20,931     87,381
    Mediclinic International P.L.C.......................    98,758    407,859
    Meggitt P.L.C........................................   327,415  2,217,507
    Melrose Industries P.L.C.............................   749,015  1,660,214
    Merlin Entertainments P.L.C..........................   253,741  1,124,458
    Micro Focus International P.L.C......................    50,331    959,565
    Micro Focus International P.L.C., Sponsored ADR......    21,367    408,110
    Millennium & Copthorne Hotels P.L.C..................    52,936    337,309
    Mitchells & Butlers P.L.C............................   101,371    376,954
    Mitie Group P.L.C....................................   152,499    232,747
    MJ Gleeson P.L.C.....................................       192      1,827
    Mondi P.L.C..........................................    50,748  1,227,244
    Moneysupermarket.com Group P.L.C.....................   203,294    808,510
    Morgan Advanced Materials P.L.C......................   225,138    787,570
    Morgan Sindall Group P.L.C...........................    11,718    180,138
*   Mothercare P.L.C.....................................    88,704     18,297
    Motorpoint group P.L.C...............................    12,001     31,227
    N Brown Group P.L.C..................................    34,022     38,973
    NAHL Group P.L.C.....................................     4,678      4,798
    National Express Group P.L.C.........................   227,140  1,172,968
#   National Grid P.L.C..................................    32,656    355,604
    National Grid P.L.C., Sponsored ADR..................    15,545    847,052
    NCC Group P.L.C......................................    32,322     54,489
    Next P.L.C...........................................    14,042    893,052
    NMC Health P.L.C.....................................     8,350    282,668
    Non-Standard Finance P.L.C...........................    16,800     12,233
    Norcros P.L.C........................................    10,981     27,358
    Northgate P.L.C......................................    81,893    399,183
*   Nostrum Oil & Gas P.L.C..............................    10,799     19,587
*   Ocado Group P.L.C....................................    47,351    616,062
    On the Beach Group P.L.C.............................    49,449    285,456
    OneSavings Bank P.L.C................................    85,875    424,235
*   Ophir Energy P.L.C...................................   262,656    187,684
    Oxford Instruments P.L.C.............................    25,867    305,221
    Pagegroup P.L.C......................................   221,475  1,284,261
*   Pan African Resources P.L.C..........................    92,070     13,048
    Paragon Banking Group P.L.C..........................   139,460    759,584
    PayPoint P.L.C.......................................    17,143    191,358
    Pearson P.L.C........................................    46,883    557,387
#   Pearson P.L.C., Sponsored ADR........................    58,249    691,998
#   Pendragon P.L.C......................................   625,536    213,835
    Pennon Group P.L.C...................................   162,717  1,629,789
    Persimmon P.L.C......................................    43,041  1,342,688
*   Petra Diamonds, Ltd..................................   383,600    166,017
    Petrofac, Ltd........................................   202,208  1,457,345
*   Petropavlovsk P.L.C.................................. 1,019,318    107,637
    Pets at Home Group P.L.C.............................   178,990    309,754

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    Phoenix Group Holdings P.L.C......................... 173,525 $1,446,767
    Photo-Me International P.L.C......................... 152,834    191,125
    Playtech P.L.C....................................... 136,146    692,323
    Polypipe Group P.L.C................................. 129,429    671,315
*   Premier Foods P.L.C.................................. 371,531    195,244
*   Premier Oil P.L.C.................................... 651,595    631,462
*   Provident Financial P.L.C............................  42,204    291,166
    Prudential P.L.C., ADR...............................  39,437  1,555,395
*   PureTech Health P.L.C................................   1,784      3,985
    PZ Cussons P.L.C.....................................  75,643    177,850
    QinetiQ Group P.L.C.................................. 303,392  1,207,343
    Quilter P.L.C........................................ 492,365    793,502
    Rank Group P.L.C.....................................  54,918    114,418
    Rathbone Brothers P.L.C..............................   9,942    301,784
*   Raven Property Group, Ltd............................  41,230     23,755
    Reach P.L.C.......................................... 122,015     94,212
    Reckitt Benckiser Group P.L.C........................  19,638  1,511,039
    Redrow P.L.C......................................... 180,233  1,374,472
#   RELX P.L.C., Sponsored ADR...........................  33,736    748,255
    RELX P.L.C...........................................  14,114    312,618
    RELX P.L.C...........................................  48,598  1,074,042
    Renewi P.L.C......................................... 173,267     58,041
    Renishaw P.L.C.......................................  15,472    948,615
    Rentokil Initial P.L.C............................... 243,890  1,077,052
    Restaurant Group P.L.C. (The)........................ 324,768    635,885
    Rhi Magnesita NV.....................................   7,801    432,798
    Rhi Magnesita NV.....................................   4,381    245,219
*   Rhythmone P.L.C......................................   6,416     14,323
    Ricardo P.L.C........................................  11,242     91,222
    Rightmove P.L.C...................................... 222,836  1,379,887
    Rio Tinto P.L.C......................................   2,919    161,485
#   Rio Tinto P.L.C., Sponsored ADR...................... 172,914  9,729,871
    Robert Walters P.L.C.................................   7,903     54,443
    Rolls-Royce Holdings P.L.C........................... 219,142  2,547,183
    Rotork P.L.C......................................... 497,866  1,796,994
    Royal Bank of Scotland Group P.L.C...................  56,366    178,805
#   Royal Bank of Scotland Group P.L.C., Sponsored ADR... 191,462  1,231,101
    Royal Dutch Shell P.L.C., Class A....................  34,402  1,066,478
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A..... 161,107  9,945,135
    Royal Dutch Shell P.L.C., Sponsored ADR, Class B..... 119,257  7,489,340
    Royal Dutch Shell P.L.C., Class B....................  38,017  1,180,377
    Royal Mail P.L.C..................................... 239,245    842,960
    RPC Group P.L.C...................................... 201,832  2,101,529
    RPS Group P.L.C......................................  54,453     95,628
    RSA Insurance Group P.L.C............................ 126,016    849,701
    Saga P.L.C........................................... 312,217    446,553
    Sage Group P.L.C. (The).............................. 134,437  1,104,988
*   Savannah Petroleum P.L.C.............................  14,623      5,135
    Savills P.L.C........................................  76,752    838,754
    Schroders P.L.C......................................  19,981    685,429
    Schroders P.L.C......................................   7,120    192,530
    SDL P.L.C............................................   9,524     68,668
    Senior P.L.C......................................... 214,188    635,925
    Severfield P.L.C.....................................  10,461      9,758
    Severn Trent P.L.C...................................  39,993  1,050,905
    SIG P.L.C............................................ 286,853    448,985
    Smith & Nephew P.L.C.................................  98,945  1,863,996
    Smiths Group P.L.C...................................  83,747  1,590,310
    Soco International P.L.C.............................  85,568     82,780

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
    Softcat P.L.C........................................    47,500 $  434,185
    Spectris P.L.C.......................................    34,609  1,181,540
    Speedy Hire P.L.C....................................   131,568    101,531
    Spirax-Sarco Engineering P.L.C.......................    19,497  1,639,723
    Spire Healthcare Group P.L.C.........................   150,472    245,898
    Spirent Communications P.L.C.........................   162,626    314,702
*   Sportech P.L.C.......................................    15,125      7,223
*   Sports Direct International P.L.C....................   162,500    594,025
    SSE P.L.C............................................   164,651  2,531,184
    SSP Group P.L.C......................................   176,200  1,542,215
    St James's Place P.L.C...............................   138,567  1,707,999
    St. Modwen Properties P.L.C..........................    99,425    535,398
    Stagecoach Group P.L.C...............................   325,624    663,632
    Standard Chartered P.L.C.............................   488,599  3,940,606
    Standard Life Aberdeen P.L.C.........................   275,003    909,155
    SThree P.L.C.........................................    35,092    126,142
    Stobart Group, Ltd...................................    69,365    139,385
    Stock Spirits Group P.L.C............................     8,902     27,001
    Superdry P.L.C.......................................    28,193    191,163
    Synthomer P.L.C......................................   209,808    987,010
    TalkTalk Telecom Group P.L.C.........................   166,089    243,487
    Tarsus Group P.L.C...................................     3,951     13,102
    Tate & Lyle P.L.C....................................   328,995  2,969,769
    Taylor Wimpey P.L.C.................................. 1,400,120  3,035,807
    Ted Baker P.L.C......................................    16,365    402,572
    Telecom Plus P.L.C...................................    34,768    643,880
    Tesco P.L.C.......................................... 1,363,085  3,990,350
    Thomas Cook Group P.L.C..............................   530,482    241,665
    Topps Tiles P.L.C....................................    63,634     55,110
    TP ICAP P.L.C........................................   225,399    931,913
#   Travis Perkins P.L.C.................................   127,370  2,047,265
    Trifast P.L.C........................................    15,757     39,210
    TT Electronics P.L.C.................................    26,592     71,625
    TUI AG...............................................    43,709    661,817
*   Tullow Oil P.L.C.....................................   801,023  2,150,969
    Tyman P.L.C..........................................     6,085     18,541
    U & I Group P.L.C....................................    65,825    175,216
    UDG Healthcare P.L.C.................................    16,709    127,204
#   Ultra Electronics Holdings P.L.C.....................    52,770    888,410
    Unilever P.L.C., Sponsored ADR.......................    32,502  1,709,605
    Unilever P.L.C.......................................    15,104    793,474
    United Utilities Group P.L.C.........................   115,129  1,259,171
    Urban & Civic P.L.C..................................     4,147     15,247
*   Vectura Group P.L.C..................................   356,011    346,348
    Vertu Motors P.L.C...................................    36,084     18,624
    Vesuvius P.L.C.......................................    71,474    527,860
    Victrex P.L.C........................................    48,003  1,441,445
    Vitec Group P.L.C. (The).............................     2,296     34,996
    Vodafone Group P.L.C................................. 3,422,553  6,241,993
    Vodafone Group P.L.C., Sponsored ADR.................    28,154    513,529
    Volution Group P.L.C.................................     6,100     12,625
    Weir Group P.L.C (The)...............................    18,594    367,968
    WH Smith P.L.C.......................................    41,451  1,064,041
    Whitbread P.L.C......................................    15,014    962,025
    William Hill P.L.C...................................   440,511  1,019,574
    Wilmington PL.C......................................     5,594     13,696
    Wincanton P.L.C......................................    18,092     57,008
*   Wizz Air Holdings P.L.C..............................     1,105     43,881
    Wm Morrison Supermarkets P.L.C.......................   552,049  1,697,638

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE>>
                                                          ------- --------------
UNITED KINGDOM -- (Continued)
#   WPP P.L.C., Sponsored ADR............................   4,077 $      233,612
    WPP P.L.C............................................ 169,462      1,939,240
    Xaar P.L.C...........................................  12,821         25,222
    XP Power, Ltd........................................     236          6,343
    Young & Co's Brewery P.L.C., Class A.................     375          7,468
                                                                  --------------
TOTAL UNITED KINGDOM.....................................            389,486,208
                                                                  --------------
UNITED STATES -- (0.0%)
    CME Group, Inc.......................................       1            128
    International Flavors & Fragrances, Inc..............     665         93,195
*   Linde P.L.C..........................................   3,633        589,304
*   Maxar Technologies, Inc..............................  15,673         88,030
    Waste Connections, Inc...............................   2,961        247,116
                                                                  --------------
TOTAL UNITED STATES......................................              1,017,773
                                                                  --------------
TOTAL COMMON STOCKS......................................          3,346,972,100
                                                                  --------------
PREFERRED STOCKS -- (1.0%)
BRAZIL -- (0.5%)
    Alpargatas SA........................................  26,238        144,356
    Banco ABC Brasil S.A.................................  34,457        188,526
    Banco Bradesco SA.................................... 215,306      2,673,546
    Banco do Estado do Rio Grande do Sul SA, Class B..... 126,225        813,474
    Braskem SA, Class A..................................  31,067        445,376
*   Centrais Eletricas Brasileiras SA, Class B...........  29,900        334,341
    Centrais Eletricas Santa Catarina....................     900         13,601
    Cia Brasileira de Distribuicao.......................  29,687        792,642
    Cia de Gas de Sao Paulo, Class A.....................   8,833        196,059
    Cia de Saneamento do Parana.......................... 107,441        397,784
    Cia de Transmissao de Energia Eletrica Paulista......  13,867        298,932
    Cia Energetica de Minas Gerais....................... 214,100        814,422
    Cia Energetica de Sao Paulo, Class B.................  51,200        320,289
    Cia Energetica do Ceara, Class A.....................   3,100         42,773
    Cia Ferro Ligas da Bahia - FERBASA...................  19,800        125,225
    Cia Paranaense de Energia............................  27,200        263,550
    Gerdau SA............................................ 268,788      1,154,310
*   Gol Linhas Aereas Inteligentes SA....................  22,000        149,391
    Grazziotin SA........................................     600          4,402
    Itau Unibanco Holding SA............................. 308,564      3,282,498
    Lojas Americanas SA..................................  21,490        124,291
    Marcopolo SA......................................... 168,100        188,165
    Petroleo Brasileiro SA............................... 580,398      4,077,273
    Randon SA Implementos e Participacoes................  41,300        113,356
    Schulz SA............................................  12,700         26,462
    Telefonica Brasil SA.................................  14,770        197,223
    Unipar Carbocloro SA.................................  34,845        358,045
    Usinas Siderurgicas de Minas Gerais SA, Class A...... 191,118        514,518
                                                                  --------------
TOTAL BRAZIL.............................................             18,054,830
                                                                  --------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA, Class B........................  15,035         40,714
    Embotelladora Andina SA, Class B.....................  71,913        278,472
                                                                  --------------
TOTAL CHILE..............................................                319,186
                                                                  --------------
COLOMBIA -- (0.0%)
    Avianca Holdings SA.................................. 115,405         63,928
    Banco Davivienda SA..................................  23,683        271,839

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
COLOMBIA -- (Continued)
    Bancolombia SA.......................................   8,144 $    90,122
    Grupo Argos SA.......................................   7,594      37,909
    Grupo Aval Acciones y Valores SA.....................  42,789      14,745
    Grupo de Inversiones Suramericana SA.................  11,306     120,452
                                                                  -----------
TOTAL COLOMBIA...........................................             598,995
                                                                  -----------
GERMANY -- (0.5%)
    Bayerische Motoren Werke AG..........................  12,687     937,730
    Biotest AG...........................................   5,953     156,902
    Draegerwerk AG & Co. KGaA............................   3,745     207,976
    Fuchs Petrolub SE....................................  16,682     782,555
    Henkel AG & Co. KGaA.................................   4,579     445,692
    Jungheinrich AG......................................  33,276   1,009,998
    Porsche Automobil Holding SE.........................  23,399   1,521,566
    Sartorius AG.........................................   7,266   1,090,736
    Schaeffler AG........................................  52,285     464,334
    Sixt SE..............................................  10,279     657,792
    STO SE & Co. KGaA....................................     979      96,949
    Villeroy & Boch AG...................................   5,018      76,841
    Volkswagen AG........................................  43,057   7,344,087
                                                                  -----------
TOTAL GERMANY............................................          14,793,158
                                                                  -----------
SOUTH KOREA -- (0.0%)
*   CJ Corp..............................................   1,054      34,734
                                                                  -----------
TOTAL PREFERRED STOCKS...................................          33,800,903
                                                                  -----------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 02/04/19..................   1,193       2,199
*   LOG Commercial Properties e Participacoes SA Rights
      02/07/19...........................................   1,931           5
                                                                  -----------
TOTAL BRAZIL.............................................               2,204
                                                                  -----------
CANADA -- (0.0%)
*   Tervita Corp. Warrants 07/19/20......................     966         118
                                                                  -----------
INDONESIA -- (0.0%)
*   Medco Energi Internasional Tbk PT Warrants 12/11/20.. 807,400      21,843
                                                                  -----------
MALAYSIA -- (0.0%)
*   Malayan Flour Mills Bhd Warrants 01/23/24............  12,140         489
                                                                  -----------
SINGAPORE -- (0.0%)
*   Ezion Holdings, Ltd. Warrants 04/16/23............... 328,770           0
                                                                  -----------
SOUTH KOREA -- (0.0%)
*   Youngwoo DSP Co., Ltd. Rights 01/25/19...............   4,227       2,151
                                                                  -----------
SPAIN -- (0.0%)
*   ACS Actividades de Construccion y Servicios SA
      Rights 02/05/19....................................  40,192      22,059
                                                                  -----------
SWEDEN -- (0.0%)
*   AddLife AB Rights 02/15/19...........................   3,137       3,813
*   Anoto Group AB Warrants 04/30/21.....................   2,438           0
                                                                  -----------
TOTAL SWEDEN.............................................               3,813
                                                                  -----------

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES      VALUE>>
                                                            --------- --------------
THAILAND -- (0.0%)
*     BTS Group Holdings PCL Warrants 11/29/19.............    29,322 $          591
                                                                      --------------
TOTAL RIGHTS/WARRANTS......................................                   53,268
                                                                      --------------
TOTAL INVESTMENT SECURITIES................................            3,380,826,271
                                                                      --------------

                                                                          VALUE+
                                                                      --------------
SECURITIES LENDING COLLATERAL -- (2.9%)
@(S)  DFA Short Term Investment Fund....................... 8,835,416    102,234,603
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $3,405,202,181)^^..............................           $3,483,060,874
                                                                      ==============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                          ----------------------------------------------
                                                            LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                                          ------------ ------------ ------- ------------
Common Stocks
    Australia............................................ $  2,037,513 $150,592,217   --    $152,629,730
    Austria..............................................           --   15,418,349   --      15,418,349
    Belgium..............................................      102,082   26,974,827   --      27,076,909
    Brazil...............................................    4,515,041   57,190,837   --      61,705,878
    Canada...............................................  222,504,798      289,743   --     222,794,541
    Chile................................................    1,677,214    9,234,985   --      10,912,199
    China................................................   28,146,841  238,669,936   --     266,816,777
    Colombia.............................................    3,282,109           --   --       3,282,109
    Czech Republic.......................................           --    1,980,645   --       1,980,645
    Denmark..............................................      251,275   42,292,824   --      42,544,099
    Egypt................................................       26,052      130,766   --         156,818
    Finland..............................................           --   43,513,663   --      43,513,663
    France...............................................    1,262,289  192,267,467   --     193,529,756
    Germany..............................................    1,573,926  171,843,068   --     173,416,994
    Greece...............................................           --      509,226   --         509,226
    Hong Kong............................................       84,819   73,444,200   --      73,529,019
    Hungary..............................................           --    3,607,575   --       3,607,575
    India................................................    1,575,607   91,294,966   --      92,870,573
    Indonesia............................................      167,820   21,383,652   --      21,551,472
    Ireland..............................................    5,106,930   12,154,932   --      17,261,862
    Israel...............................................      925,531   16,701,685   --      17,627,216
    Italy................................................       73,470   72,632,212   --      72,705,682
    Japan................................................    2,958,925  568,619,090   --     571,578,015
    Malaysia.............................................           --   20,934,560   --      20,934,560
    Mexico...............................................   27,026,764          233   --      27,026,997
    Netherlands..........................................    7,310,306   56,238,536   --      63,548,842
    New Zealand..........................................      109,502   11,209,186   --      11,318,688
    Norway...............................................      168,663   24,560,826   --      24,729,489
    Peru.................................................      525,629          124   --         525,753
    Philippines..........................................       98,868   10,244,352   --      10,343,220
    Poland...............................................           --   12,408,891   --      12,408,891
    Portugal.............................................           --    6,258,560   --       6,258,560
    Russia...............................................    4,708,027    5,229,614   --       9,937,641
    Singapore............................................           --   26,866,630   --      26,866,630
    South Africa.........................................    5,126,620   67,378,312   --      72,504,932
    South Korea..........................................      964,257  141,531,360   --     142,495,617
    Spain................................................      367,388   62,092,969   --      62,460,357
    Sweden...............................................      339,304   65,716,604   --      66,055,908
    Switzerland..........................................    3,365,607  141,859,430   --     145,225,037

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                      --------------------------------------------------
                                                        LEVEL 1         LEVEL 2     LEVEL 3     TOTAL
                                                      ------------   -------------- ------- --------------
   Taiwan............................................ $  5,257,320   $  126,847,446   --    $  132,104,766
   Thailand..........................................   25,655,733            2,508   --        25,658,241
   Turkey............................................       16,680        9,028,203   --         9,044,883
   United Kingdom....................................   89,391,648      300,094,560   --       389,486,208
   United States.....................................      924,450           93,323   --         1,017,773
Preferred Stocks
   Brazil............................................           --       18,054,830   --        18,054,830
   Chile.............................................           --          319,186   --           319,186
   Colombia..........................................      598,995               --   --           598,995
   Germany...........................................           --       14,793,158   --        14,793,158
   South Korea.......................................           --           34,734   --            34,734
Rights/Warrants
   Brazil............................................           --            2,204   --             2,204
   Canada............................................           --              118   --               118
   Indonesia.........................................           --           21,843   --            21,843
   Malaysia..........................................           --              489   --               489
   South Korea.......................................           --            2,151   --             2,151
   Spain.............................................           --           22,059   --            22,059
   Sweden............................................           --            3,813   --             3,813
   Thailand..........................................           --              591   --               591
Securities Lending Collateral........................           --      102,234,603   --       102,234,603
                                                      ------------   --------------   --    --------------
TOTAL................................................ $448,228,003   $3,034,832,871   --    $3,483,060,874
                                                      ============   ==============   ==    ==============

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                           SHARES        VALUE+
                                                         ----------   ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
   DFA Investment Dimensions Group Inc..................  9,159,922   $189,793,590
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc.................. 10,282,202    129,967,036
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc..................  3,508,101     73,038,662
                                                                      ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
   (Cost $336,850,439)^^................................              $392,799,288
                                                                      ============

As of January 31, 2019, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                  UNREALIZED
                                                                                   FOREIGN
                                                                                   EXCHANGE
                                                                     SETTLEMENT  APPRECIATION
CURRENCY PURCHASED      CURRENCY SOLD          COUNTERPARTY             DATE    (DEPRECIATION)
------------------    ----------------- ---------------------------- ---------- --------------
ILS       329,216     USD        87,496 Citibank, N.A.                02/19/19    $   3,147
SGD        91,418     USD        67,115 Citibank, N.A.                03/07/19          840
USD    12,340,131     HKD    96,706,297 Barclays Capital              02/22/19        6,316
USD     1,959,974     DKK    12,694,000 State Street Bank and Trust   03/28/19        4,416
USD    26,810,207     JPY 2,886,295,754 Citibank, N.A.                04/11/19      166,510
USD     3,064,734     SEK    27,226,588 State Street Bank and Trust   04/12/19       39,456
USD     6,573,371     CHF     6,399,380 Citibank, N.A.                04/12/19       96,118
                                                                                  ---------
TOTAL APPRECIATION                                                                $ 316,803
USD     1,107,877     NOK     9,440,971 Citibank, N.A.                02/13/19    $ (12,005)
USD     6,939,770     CAD     9,204,814 Citibank, N.A.                02/13/19      (67,602)
USD    18,455,497     GBP    14,342,635 Citibank, N.A.                02/13/19     (364,957)
USD       867,910     ILS     3,193,236 Citibank, N.A.                02/19/19      (11,283)
USD       549,093     NZD       808,735 Citibank, N.A.                02/22/19      (10,142)
USD     7,023,318     AUD     9,844,053 Bank of America Corp.         02/22/19     (134,251)
USD     1,265,931     SGD     1,732,000 State Street Bank and Trust   03/07/19      (21,543)
USD    32,111,811     EUR    28,013,078 Citibank, N.A.                04/24/19     (171,337)
                                                                                  ---------
TOTAL (DEPRECIATION)                                                              $(793,120)
                                                                                  ---------
TOTAL APPRECIATION
(DEPRECIATION)                                                                    $(476,317)
                                                                                  =========

As of January 31, 2019, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

`

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...   89       03/15/19  $11,685,262 $12,035,025    $349,763
                                               ----------- -----------    --------
TOTAL FUTURES CONTRACTS..                      $11,685,262 $12,035,025    $349,763
                                               =========== ===========    ========

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                      --------------------------------------------
                                                        LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                                      ------------   ---------  ------- ------------
Affiliated Investment Companies...................... $392,799,288          --    --    $392,799,288
Forward Currency Contracts**.........................           --   $(476,317)   --        (476,317)
Futures Contracts**..................................      349,763          --    --         349,763
                                                      ------------   ---------    --    ------------
TOTAL................................................ $393,149,051   $(476,317)   --    $392,672,734
                                                      ============   =========    ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                          EMERGING MARKETS PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                           VALUE+
                                                                       --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Series of
   The DFA Investment Trust Company................................... $5,956,779,028
                                                                       --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^................ $5,956,779,028
                                                                       ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                           VALUE+
                                                                       --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Small Cap Series of
   The DFA Investment Trust Company................................... $6,842,559,029
                                                                       --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^................ $6,842,559,029
                                                                       ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                           VALUE+
                                                                       ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund................. $17,872,899,297
                                                                       ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^................ $17,872,899,297
                                                                       ===============

Summary of the Portfolio's Master Fund's investments as of January 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                        SHARES     VALUE>>
                                                                      ---------- ------------
COMMON STOCKS -- (95.2%)
BRAZIL -- (7.6%)
    AES Tiete Energia SA.............................................  2,255,458 $  7,210,074
    AES Tiete Energia SA.............................................        681          445
    Aliansce Shopping Centers SA.....................................  1,085,310    6,048,332
*   Alliar Medicos A Frente SA.......................................    194,719      838,268
    Alupar Investimento SA...........................................  1,206,046    7,129,978
    Ambev SA, ADR.................................................... 15,156,098   72,900,831
    Ambev SA.........................................................  1,591,620    7,646,855
    Anima Holding SA.................................................    312,753    1,730,175
    Arezzo Industria e Comercio SA...................................    545,880    8,233,081
    Atacadao Distribuicao Comercio e Industria, Ltd..................    164,405      901,370
*   Azul SA, ADR.....................................................    402,128   12,164,372
*   B2W Cia Digital..................................................    732,153   10,051,753
    B3 SA--Brasil Bolsa Balcao.......................................  5,891,987   50,883,101
#   Banco Bradesco SA, ADR........................................... 10,092,312  125,346,514
    Banco Bradesco SA................................................  4,568,996   50,472,008
    Banco BTG Pactual SA.............................................     68,929      559,515
    Banco do Brasil SA...............................................  2,293,952   32,642,784
    Banco Santander Brasil SA........................................  1,055,549   13,922,069
    BB Seguridade Participacoes SA...................................  3,411,101   29,054,609
    BR Malls Participacoes SA........................................  8,202,770   32,731,735
    BR Properties SA.................................................    587,095    1,417,019
    BrasilAgro--Co. Brasileira de Propriedades Agricolas.............    187,003      825,099
    Braskem SA, Sponsored ADR........................................    559,977   15,959,344
*   BRF SA...........................................................  2,250,575   14,531,301
    Camil Alimentos S.A..............................................     33,100       68,173
    CCR SA...........................................................  9,432,191   38,501,781
*   Centrais Eletricas Brasileiras SA................................  1,215,800   12,484,929
    Cia Brasileira de Distribuicao...................................    194,588    5,203,283
    Cia de Locacao das Americas......................................    193,214    2,139,840
    Cia de Saneamento Basico do Estado de Sao Paulo..................  1,492,504   17,781,785
    Cia de Saneamento Basico do Estado de Sao Paulo, ADR.............    772,983    9,159,849
    Cia de Saneamento de Minas Gerais-COPASA.........................    743,658   12,161,697
    Cia de Saneamento do Parana......................................    137,580    2,794,168
    Cia de Saneamento do Parana......................................      2,200       12,186
#   Cia Energetica de Minas Gerais, Sponsored ADR....................  1,059,059    3,992,654
    Cia Energetica de Minas Gerais...................................    981,139    4,368,765
    Cia Hering.......................................................  1,057,676    9,052,575
    Cia Paranaense de Energia, Sponsored ADR.........................    283,710    2,780,358
    Cia Paranaense de Energia........................................    186,823    1,693,516
#*  Cia Siderurgica Nacional SA, Sponsored ADR.......................  3,613,990   10,083,032
*   Cia Siderurgica Nacional SA......................................  4,805,090   13,449,290
    Cielo SA.........................................................  5,833,219   19,103,704
    Construtora Tenda SA.............................................    560,495    5,687,278
*   Cosan Logistica SA...............................................  1,406,389    6,194,577
    Cosan SA.........................................................  1,323,596   16,120,077
    CSU Cardsystem SA................................................    182,298      368,859
    CVC Brasil Operadora e Agencia de Viagens SA.....................  1,242,760   21,826,300
    Cyrela Brazil Realty SA Empreendimentos e Participacoes..........  3,780,706   17,642,755
    Cyrela Commercial Properties SA Empreendimentos e Participacoes..     15,734       49,226
    Dimed SA Distribuidora da Medicamentos...........................      1,500      148,060
    Direcional Engenharia SA.........................................  1,392,826    3,515,393
    Duratex SA.......................................................  3,873,955   13,004,824
    EcoRodovias Infraestrutura e Logistica SA........................  2,422,043    7,569,123
    EDP--Energias do Brasil SA.......................................  3,633,492   16,744,039
    Embraer SA, Sponsored ADR........................................  1,297,675   27,614,524

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
BRAZIL -- (Continued)
    Energisa SA..........................................  1,207,200 $13,807,652
*   Eneva SA.............................................    199,900   1,015,127
    Engie Brasil Energia SA..............................  1,412,761  16,225,313
    Equatorial Energia SA................................  2,093,158  50,607,411
    Estacio Participacoes SA.............................  2,767,645  23,614,895
*   Even Construtora e Incorporadora SA..................  2,267,719   4,185,360
    Ez Tec Empreendimentos e Participacoes SA............    854,281   6,489,537
    Fleury SA............................................  1,995,788  12,199,517
    Fras-Le SA...........................................    103,500     150,414
*   Gafisa SA............................................    189,389     732,382
*   Gafisa SA, ADR.......................................    103,158     788,124
#   Gerdau SA, Sponsored ADR.............................  4,354,272  18,853,998
    Gerdau SA............................................    875,471   3,049,388
#*  Gol Linhas Aereas Inteligentes SA, ADR...............    320,559   4,349,992
    Grendene SA..........................................  1,268,684   3,180,784
    Guararapes Confeccoes SA.............................     87,832   3,786,295
    Hapvida Participacoes e Investimentos S.A............     26,500     248,816
*   Helbor Empreendimentos SA............................  2,877,629   1,310,225
    Hypermarcas SA.......................................  1,211,649  10,583,623
    Iguatemi Empresa de Shopping Centers SA..............    481,344   5,881,497
    Industrias Romi SA...................................    103,600     284,073
    Instituto Hermes Pardini SA..........................    207,060   1,096,996
    International Meal Co. Alimentacao SA, Class A.......  1,310,776   2,389,773
    Iochpe-Maxion SA.....................................  1,511,393   9,264,105
    IRB Brasil Resseguros S/A............................     59,900   1,400,604
    Itau Unibanco Holding SA, ADR........................  4,234,074  45,050,547
    Itau Unibanco Holding SA.............................  1,870,958  16,862,921
    JBS SA............................................... 10,618,575  43,963,780
*   JHSF Participacoes SA................................  1,607,270     824,646
    JSL SA...............................................    684,346   1,686,780
*   Kepler Weber SA......................................    122,904     505,837
    Klabin SA............................................  2,837,207  14,460,259
    Kroton Educacional SA................................  8,823,189  27,669,723
    Light SA.............................................  1,270,696   6,949,584
    Linx SA..............................................    235,650   1,933,446
    Localiza Rent a Car SA...............................  3,829,290  35,009,070
*   LOG Commercial Properties e Participacoes SA.........    291,388   1,537,951
    Lojas Americanas SA..................................    492,890   2,117,153
    Lojas Renner SA......................................  5,227,997  65,325,633
    M Dias Branco SA.....................................    346,207   4,520,609
    Magazine Luiza SA....................................    544,868  26,786,084
*   Magnesita Refratarios SA.............................    330,510   5,382,847
    Mahle-Metal Leve SA..................................    581,123   4,286,998
    Marcopolo SA.........................................    477,600     425,676
*   Marcopolo SA.........................................    146,432     163,809
*   Marfrig Global Foods SA..............................  1,685,662   2,812,624
*   Marisa Lojas SA......................................    684,518   1,174,217
*   Mills Estruturas e Servicos de Engenharia SA.........  1,300,314   1,982,279
    Movida Participacoes SA..............................    405,498   1,104,399
    MRV Engenharia e Participacoes SA....................  3,948,097  16,250,031
    Multiplan Empreendimentos Imobiliarios SA............  1,170,955   8,360,335
    Multiplus SA.........................................    558,948   3,985,672
    Natura Cosmeticos SA.................................  1,721,800  22,392,150
    Odontoprev SA........................................  2,827,495  12,679,800
*   Paranapanema SA......................................  2,310,631     874,827
*   Petro Rio SA.........................................     53,496   1,688,110
    Petroleo Brasileiro SA, Sponsored ADR................  4,065,689  57,488,842
#   Petroleo Brasileiro SA, Sponsored ADR................  1,709,461  27,864,214
    Petroleo Brasileiro SA............................... 11,101,621  90,057,140

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES       VALUE>>
                                                          ----------- --------------
BRAZIL -- (Continued)
    Porto Seguro SA......................................   1,147,953 $   17,651,995
    Portobello SA........................................   1,737,534      2,749,863
*   Profarma Distribuidora de Produtos Farmaceuticos SA..     178,775        204,663
    QGEP Participacoes SA................................   1,184,057      3,916,792
    Qualicorp Consultoria e Corretora de Seguros SA......   2,734,377     11,887,379
    Raia Drogasil SA.....................................   1,654,572     28,150,233
    Restoque Comercio e Confeccoes de Roupas SA..........     106,909      1,034,266
*   Rumo SA..............................................   5,014,009     27,032,427
    Santos Brasil Participacoes SA.......................   2,866,892      3,522,087
*   Sao Carlos Empreendimentos e Participacoes SA........      21,500        195,068
    Sao Martinho SA......................................   2,138,281     11,278,383
    Ser Educacional SA...................................     537,606      3,214,529
    SLC Agricola SA......................................     730,898      8,879,139
    Smiles Fidelidade SA.................................     638,391      7,828,237
    Sonae Sierra Brasil SA...............................     233,280      1,903,828
*   Springs Global Participacoes SA......................      69,471        171,336
    Sul America SA.......................................   3,630,643     31,965,174
    Suzano Papel e Celulose SA...........................   3,932,267     49,572,272
*   Suzano Papel e Celulose SA, Sponsored ADR............     118,993      2,967,675
    T4F Entretenimento SA................................     361,892        779,972
*   Technos SA...........................................     213,216        157,888
*   Tecnisa SA...........................................   1,841,425        701,952
    Tegma Gestao Logistica SA............................     346,352      2,691,901
#   Telefonica Brasil SA, ADR............................     550,562      7,377,530
*   Terra Santa Agro SA..................................       5,300         20,344
#   TIM Participacoes SA, ADR............................     309,336      5,240,152
    TIM Participacoes SA.................................   3,318,337     11,286,523
    TOTVS SA.............................................     582,069      5,308,373
    Transmissora Alianca de Energia Eletrica SA..........   2,194,647     15,484,866
    Trisul SA............................................      48,300         55,806
    Tupy SA..............................................     649,973      3,248,702
    Ultrapar Participacoes SA............................   1,836,650     28,824,052
#   Ultrapar Participacoes SA, Sponsored ADR.............     101,645      1,603,958
    Usinas Siderurgicas de Minas Gerais SA...............     249,344        790,290
    Vale SA, Sponsored ADR...............................   2,810,743     34,965,644
    Vale SA..............................................  19,234,312    240,208,377
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e........................................
    Identificacao S.A....................................     988,548      5,663,583
    Via Varejo SA........................................   6,560,760     10,790,209
*   Vulcabras Azaleia SA.................................     866,490      1,943,360
    WEG SA...............................................   1,384,640      7,154,615
    Wiz Solucoes e Corretagem de Seguros SA..............     685,590      1,513,624
                                                                      --------------
TOTAL BRAZIL.                                                          2,154,128,213
                                                                      --------------
CHILE -- (1.3%)
    AES Gener SA.........................................  15,773,352      4,783,478
    Aguas Andinas SA, Class A............................  21,192,374     12,524,759
    Banco de Chile.......................................  14,742,399      2,339,079
    Banco de Chile, ADR..................................     316,377     10,048,137
    Banco de Credito e Inversiones SA....................     210,710     15,021,336
    Banco Santander Chile, ADR...........................     777,016     25,128,697
    Besalco SA...........................................   2,740,595      2,654,194
    CAP SA...............................................   1,230,227     13,289,425
    Cementos BIO BIO SA..................................     180,149        251,337
    Cencosud SA..........................................   6,646,866     13,432,328
    Cia Cervecerias Unidas SA............................     339,280      4,614,304
    Cia Cervecerias Unidas SA, Sponsored ADR.............     402,910     11,245,218
*   Cia Pesquera Camanchaca SA...........................      49,415          5,770
*   Cia Sud Americana de Vapores SA...................... 181,766,661      5,412,134

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                        SHARES      VALUE>>
                                                                      ----------- ------------
CHILE -- (Continued)
*   Clinica Las Condes SA............................................         849 $     48,552
    Colbun SA........................................................  38,654,666    8,776,579
    Cristalerias de Chile SA.........................................      59,157      511,971
    Embotelladora Andina SA, ADR, Class B............................      69,763    1,660,359
    Empresa Nacional de Telecomunicaciones SA........................   1,240,097   11,946,564
    Empresas CMPC SA.................................................   5,374,979   19,432,831
    Empresas COPEC SA................................................   1,177,727   16,174,809
    Empresas Hites SA................................................   1,284,893      886,401
*   Empresas La Polar SA.............................................  11,864,620      566,785
    Enel Americas SA, ADR............................................   2,330,101   24,093,240
    Enel Americas SA.................................................  78,576,903   16,042,933
    Enel Chile SA, ADR...............................................   2,417,197   13,125,379
    Enel Chile SA....................................................  51,882,835    5,466,977
    Engie Energia Chile SA...........................................   4,981,367   10,031,613
*   Enjoy SA.........................................................   1,885,576      151,660
    Forus SA.........................................................     580,492    1,749,373
    Grupo Security SA................................................   1,945,353      880,944
    Hortifrut SA.....................................................      15,451       52,091
    Instituto de Diagnostico SA......................................       4,394       14,780
    Inversiones Aguas Metropolitanas SA..............................   5,024,538    7,807,041
    Inversiones La Construccion SA...................................     260,903    4,854,159
    Itau CorpBanca................................................... 987,473,537    9,925,389
    Itau CorpBanca, ADR..............................................      72,474    1,100,155
#   Latam Airlines Group SA, Sponsored ADR...........................   1,628,500   18,988,310
    Latam Airlines Group SA..........................................      63,542      757,829
    Masisa SA........................................................  15,420,013      984,124
    Molibdenos y Metales SA..........................................      84,984    1,166,225
    Multiexport Foods SA.............................................   3,765,893    2,312,498
    Parque Arauco SA.................................................   5,019,594   13,782,259
    PAZ Corp. SA.....................................................   1,378,694    2,207,775
    Ripley Corp. SA..................................................   7,925,143    7,067,496
    SACI Falabella...................................................   2,268,911   18,226,988
    Salfacorp SA.....................................................   2,242,013    3,605,335
    Sigdo Koppers SA.................................................   1,817,191    3,172,862
*   SMU SA...........................................................     583,407      164,065
    Sociedad Matriz SAAM SA..........................................  24,389,634    2,345,302
#   Sociedad Quimica y Minera de Chile SA, Sponsored ADR.............     341,596   14,572,485
    Socovesa SA......................................................   1,566,370    1,039,387
    SONDA SA.........................................................   3,778,189    6,541,111
    Vina Concha y Toro SA............................................   2,986,420    6,189,504
                                                                                  ------------
TOTAL CHILE..........................................................              379,174,336
                                                                                  ------------
CHINA -- (17.0%)
*   21Vianet Group, Inc., ADR........................................     303,037    2,721,272
#   361 Degrees International, Ltd...................................   5,351,000    1,160,286
    3SBio, Inc.......................................................   2,167,000    3,630,145
#*  500.com, Ltd., ADR, Class A......................................     114,481    1,703,477
#*  51job, Inc., ADR.................................................      57,060    3,973,658
*   58.com, Inc., ADR................................................     170,171   10,788,841
*   A8 New Media Group, Ltd..........................................   5,276,000      185,368
    AAC Technologies Holdings, Inc...................................   3,343,000   20,981,858
    Agile Group Holdings, Ltd........................................  12,170,465   16,173,527
    Agricultural Bank of China, Ltd., Class H........................  42,033,460   19,900,832
    Air China, Ltd., Class H.........................................  10,246,000   10,257,690
    Ajisen China Holdings, Ltd.......................................   2,945,000      839,837
    AKM Industrial Co., Ltd..........................................     240,000       37,243
#*  Alibaba Group Holding, Ltd., Sponsored ADR.......................   1,510,117  254,439,613
*   Alibaba Health Information Technology, Ltd.......................   2,476,000    2,281,390
#*  Alibaba Pictures Group, Ltd......................................  42,040,000    7,306,473

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES      VALUE>>
                                                          ----------- -----------
CHINA -- (Continued)
*   Aluminum Corp. of China, Ltd., ADR...................     225,375 $ 2,091,480
*   Aluminum Corp. of China, Ltd., Class H...............  16,384,000   6,049,696
    AMVIG Holdings, Ltd..................................   1,688,000     385,047
    Angang Steel Co., Ltd., Class H......................   6,229,160   4,685,857
    Anhui Conch Cement Co., Ltd., Class H................   6,352,000  34,639,579
    Anhui Expressway Co., Ltd., Class H..................   2,416,000   1,542,396
    ANTA Sports Products, Ltd............................   4,947,000  25,590,627
#*  Anton Oilfield Services Group........................  15,710,000   1,832,455
    Anxin-China Holdings, Ltd............................  13,373,000     123,042
*   Aowei Holdings, Ltd..................................     187,000      44,691
*   Art Group Holdings, Ltd..............................     455,000      17,521
    Asia Cement China Holdings Corp......................   3,617,500   2,616,980
*   Asia Television Holdings, Ltd........................   2,034,000      64,935
*   Asian Citrus Holdings, Ltd...........................   3,478,000      49,862
#   Ausnutria Dairy Corp., Ltd...........................   1,270,000   1,459,950
#*  AVIC International Holding HK, Ltd...................  14,994,207     393,755
#   AVIC International Holdings, Ltd., Class H...........   1,678,000     885,803
    AviChina Industry & Technology Co., Ltd., Class H....  11,497,212   7,670,365
    BAIC Motor Corp., Ltd., Class H......................  11,858,500   7,738,529
*   Baidu, Inc., Sponsored ADR...........................     342,705  59,161,164
#   BAIOO Family Interactive, Ltd........................   4,356,000     236,132
    Bank of China, Ltd., Class H......................... 107,524,702  49,992,714
#   Bank of Chongqing Co., Ltd., Class H.................   2,734,000   1,651,785
    Bank of Communications Co., Ltd., Class H............  10,887,618   9,255,091
*   Baoye Group Co., Ltd., Class H.......................   1,566,440     884,171
#*  Baozun, Inc., Sponsored ADR..........................      38,456   1,376,725
    BBI Life Sciences Corp...............................     253,500      71,412
#   BBMG Corp., Class H..................................  11,245,404   3,857,763
    Beijing Capital International Airport Co., Ltd.,
      Class H............................................   8,324,000   7,807,956
    Beijing Capital Land, Ltd., Class H..................   7,222,000   3,013,151
*   Beijing Enterprises Clean Energy Group, Ltd..........  65,400,000   1,010,584
#*  Beijing Enterprises Environment Group, Ltd...........     702,000      70,048
    Beijing Enterprises Holdings, Ltd....................   2,150,528  12,225,178
#*  Beijing Enterprises Medical & Health Group, Ltd......  12,414,000     382,193
    Beijing Enterprises Water Group, Ltd.................  18,820,469  10,897,887
#*  Beijing Gas Blue Sky Holdings, Ltd...................   4,368,000     137,812
    Beijing Jingneng Clean Energy Co., Ltd., Class H.....   7,914,000   1,728,406
#   Beijing North Star Co., Ltd., Class H................   5,214,000   1,532,836
#*  Beijing Properties Holdings, Ltd.....................   5,540,967     183,490
#   Beijing Urban Construction Design & Development
      Group Co., Ltd.,...................................
    Class H..............................................   1,040,000     412,682
#   Best Pacific International Holdings, Ltd.............   2,202,000     531,151
    BII Railway Transportation Technology Holdings Co.,
      Ltd................................................   1,820,000     139,737
#*  Bitauto Holdings, Ltd., ADR..........................     180,687   3,508,942
    Bosideng International Holdings, Ltd.................  19,052,157   3,645,081
#*  Boyaa Interactive International, Ltd.................   2,348,000     473,316
#   Brilliance China Automotive Holdings, Ltd............  11,476,000  10,865,822
    Brilliant Circle Holdings International, Ltd.........      60,000       6,770
#   BYD Co., Ltd., Class H...............................   2,909,300  17,218,863
#   BYD Electronic International Co., Ltd................   5,923,722   7,339,699
    C C Land Holdings, Ltd...............................  13,761,530   3,183,765
#*  C.banner International Holdings, Ltd.................   3,093,000     170,424
    Cabbeen Fashion, Ltd.................................   1,829,000     462,121
#   Canvest Environmental Protection Group Co., Ltd......   2,812,000   1,466,082
*   Capital Environment Holdings, Ltd....................   3,860,000      87,474
*   CAR, Inc.............................................   6,154,000   5,128,282
#*  Carnival Group International Holdings, Ltd...........   8,250,000     122,912
    Carrianna Group Holdings Co., Ltd....................   2,236,877     254,180
*   CECEP COSTIN New Materials Group, Ltd................   2,583,000      37,031

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                  SHARES      VALUE>>
                                                                                ----------- ------------
CHINA -- (Continued)
    Central China Real Estate, Ltd.............................................   5,592,074 $  2,415,245
#   Central China Securities Co., Ltd., Class H................................   3,306,000      761,232
*   Century Sunshine Group Holdings, Ltd.......................................  12,975,000      325,080
*   CGN Meiya Power Holdings Co., Ltd..........................................   8,006,000    1,121,209
    CGN Power Co., Ltd., Class H...............................................  26,532,000    6,943,079
    Changshouhua Food Co., Ltd.................................................   1,543,000      653,592
#   Changyou.com, Ltd., ADR....................................................      62,433    1,264,268
#   Chaowei Power Holdings, Ltd................................................   5,266,000    2,035,908
*   Cheetah Mobile, Inc., ADR..................................................     172,949    1,170,865
#*  Chiho Environmental Group, Ltd.............................................     454,000       86,852
#   China Aerospace International Holdings, Ltd................................  14,554,600    1,022,915
    China Agri-Industries Holdings, Ltd........................................  16,953,800    6,036,118
#   China Aircraft Leasing Group Holdings, Ltd.................................   1,334,000    1,433,608
    China All Access Holdings, Ltd.............................................   3,800,000      175,105
    China Aluminum Cans Holdings, Ltd..........................................      94,000       13,064
*   China Animal Healthcare, Ltd...............................................   1,485,000       20,762
#   China Animation Characters Co., Ltd........................................   2,698,000      875,649
#   China Aoyuan Group, Ltd....................................................   9,454,000    7,247,929
    China BlueChemical, Ltd., Class H..........................................  13,661,122    4,453,888
#*  China Chengtong Development Group, Ltd.....................................     546,000       12,570
    China Cinda Asset Management Co., Ltd., Class H............................  29,528,000    7,640,821
    China CITIC Bank Corp., Ltd., Class H......................................  16,590,607   10,808,687
    China Coal Energy Co., Ltd., Class H.......................................   9,196,168    3,884,653
    China Communications Construction Co., Ltd., Class H.......................  12,791,387   12,835,265
    China Communications Services Corp., Ltd., Class H.........................   9,947,327    9,338,738
    China Conch Venture Holdings, Ltd..........................................   3,572,500   11,947,786
    China Construction Bank Corp., Class H..................................... 226,157,302  203,722,765
    China Datang Corp. Renewable Power Co., Ltd., Class H......................  12,830,000    1,575,202
    China Distance Education Holdings, Ltd., ADR...............................      16,626      117,047
    China Dongxiang Group Co., Ltd.............................................  21,467,888    3,263,248
#*  China Dynamics Holdings, Ltd...............................................   7,940,000      101,132
#   China Eastern Airlines Corp., Ltd., Class H................................   8,106,000    4,992,413
#   China Electronics Huada Technology Co., Ltd................................   2,820,000      245,529
    China Electronics Optics Valley Union Holding Co., Ltd.....................   4,356,000      275,576
#*  China Energine International Holdings, Ltd.................................   2,588,000       63,117
#   China Energy Engineering Corp., Ltd., Class H..............................   2,658,000      322,380
*   China Environmental Technology and Bioenergy Holdings, Ltd.................     350,000        3,314
    China Everbright Bank Co., Ltd., Class H...................................   6,920,000    3,340,511
    China Everbright International, Ltd........................................  11,788,777   11,904,598
    China Everbright, Ltd......................................................   6,706,896   12,656,426
#   China Evergrande Group.....................................................  16,422,000   51,797,556
*   China Fiber Optic Network System Group, Ltd................................   4,584,800      163,594
    China Financial Services Holdings, Ltd.....................................   1,424,000       97,520
#   China Foods, Ltd...........................................................   8,306,000    3,366,069
#   China Galaxy Securities Co., Ltd., Class H.................................  11,740,500    6,092,841
#   China Gas Holdings, Ltd....................................................   7,434,000   23,729,399
*   China Glass Holdings, Ltd..................................................   4,448,000      301,838
*   China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A..........   3,100,000    1,655,159
*   China Greenfresh Group Co., Ltd............................................   2,613,000      332,907
#   China Greenland Broad Greenstate Group Co., Ltd............................   5,504,000      377,882
    China Hanking Holdings, Ltd................................................   3,723,000      480,912
#   China Harmony New Energy Auto Holding, Ltd.................................   5,620,000    2,187,707
#*  China High Precision Automation Group, Ltd.................................   1,360,000       39,645
#   China High Speed Transmission Equipment Group Co., Ltd.....................   1,839,000    1,900,662
    China Hongqiao Group, Ltd..................................................   7,359,500    4,704,049
    China Household Holdings, Ltd..............................................   3,080,000       37,523
    China Huarong Asset Management Co., Ltd., Class H..........................  60,302,000   12,278,619
*   China Huishan Dairy Holdings Co., Ltd......................................   5,269,748      282,051
*   China Huiyuan Juice Group, Ltd.............................................   3,751,500      181,094

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
CHINA -- (Continued)
    China International Capital Corp., Ltd., Class H.....  2,967,600 $  5,950,017
    China International Marine Containers Group Co.,
      Ltd., Class H......................................  1,359,000    1,456,318
*   China ITS Holdings Co., Ltd..........................  2,506,096       63,912
#   China Jinmao Holdings Group, Ltd..................... 26,680,976   13,543,721
#   China Lesso Group Holdings, Ltd......................  8,428,000    4,718,360
#   China Life Insurance Co., Ltd., ADR..................    881,250   10,865,813
    China Life Insurance Co., Ltd., Class H..............  1,838,000    4,564,152
    China Lilang, Ltd....................................  2,984,000    2,642,605
*   China Logistics Property Holdings Co., Ltd...........    103,000       28,776
*   China Longevity Group Co., Ltd.......................    893,399       29,259
    China Longyuan Power Group Corp., Ltd., Class H...... 10,798,000    8,083,419
*   China LotSynergy Holdings, Ltd....................... 13,040,000      130,506
    China Machinery Engineering Corp., Class H...........  5,268,000    2,595,808
#   China Maple Leaf Educational Systems, Ltd............  4,450,000    1,921,491
    China Medical System Holdings, Ltd...................  8,070,800    8,399,364
    China Meidong Auto Holdings, Ltd.....................  1,364,000      520,968
    China Mengniu Dairy Co., Ltd.........................  3,895,000   12,064,222
    China Merchants Bank Co., Ltd., Class H.............. 11,462,146   50,533,759
    China Merchants Land, Ltd............................ 10,430,000    1,721,527
    China Merchants Port Holdings Co., Ltd...............  5,318,958   10,547,169
#   China Merchants Securities Co., Ltd., Class H........    376,000      516,037
*   China Metal Resources Utilization, Ltd...............    256,000      142,085
    China Minsheng Banking Corp., Ltd., Class H.......... 11,637,460    8,915,279
#*  China Minsheng Financial Holding Corp., Ltd..........  1,620,000       39,901
    China Mobile, Ltd.................................... 13,173,000  138,544,842
    China Mobile, Ltd., Sponsored ADR....................  1,997,961  104,833,014
*   China Modern Dairy Holdings, Ltd.....................  1,105,000      133,731
#   China Molybdenum Co., Ltd., Class H.................. 16,398,000    6,680,506
    China National Building Material Co., Ltd., Class H.. 27,708,150   22,111,066
#   China New Town Development Co., Ltd..................  6,821,177      164,010
    China NT Pharma Group Co., Ltd.......................  4,305,000      396,581
*   China Nuclear Energy Technology Corp., Ltd...........    818,000       67,798
    China Oil & Gas Group, Ltd........................... 28,680,000    1,944,841
    China Oilfield Services, Ltd., Class H...............  5,912,000    5,858,467
    China Oriental Group Co., Ltd........................  8,504,000    5,753,503
    China Overseas Grand Oceans Group, Ltd............... 11,064,500    4,281,111
    China Overseas Land & Investment, Ltd................ 18,806,033   70,938,818
    China Overseas Property Holdings, Ltd................ 11,396,344    3,960,722
    China Pacific Insurance Group Co., Ltd., Class H.....  5,973,465   21,035,106
    China Petroleum & Chemical Corp., ADR................    211,889   17,682,120
    China Petroleum & Chemical Corp., Class H............ 70,800,400   59,202,881
*   China Pioneer Pharma Holdings, Ltd...................  2,974,000      387,282
#   China Power Clean Energy Development Co., Ltd........  2,497,000      881,039
    China Power International Development, Ltd........... 21,415,600    5,526,244
*   China Properties Group, Ltd..........................  2,545,000      369,320
    China Railway Construction Corp., Ltd., Class H......  8,409,687   11,678,432
    China Railway Group, Ltd., Class H...................  9,885,000    9,257,255
    China Railway Signal & Communication Corp., Ltd.,
      Class H............................................  3,685,000    2,924,312
    China Reinsurance Group Corp., Class H...............  6,779,000    1,531,905
    China Resources Beer Holdings Co., Ltd...............  3,939,661   13,846,922
    China Resources Cement Holdings, Ltd................. 13,018,946   13,222,339
    China Resources Gas Group, Ltd.......................  4,796,000   18,872,776
    China Resources Land, Ltd............................ 13,684,610   53,394,123
    China Resources Medical Holdings Co., Ltd............  2,563,500    1,794,283
    China Resources Pharmaceutical Group, Ltd............  2,126,500    3,032,532
    China Resources Power Holdings Co., Ltd..............  6,522,820   13,073,894
*   China Ruifeng Renewable Energy Holdings, Ltd.........  4,172,000      271,360
*   China Rundong Auto Group, Ltd........................     85,000       32,456
*   China Saite Group Co., Ltd...........................  1,232,000       62,569

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE>>
                                                                      ---------- -----------
CHINA -- (Continued)
    China Sanjiang Fine Chemicals Co., Ltd...........................  4,777,000 $ 1,136,131
    China SCE Group Holdings, Ltd.................................... 17,486,400   7,223,715
#*  China Shengmu Organic Milk, Ltd..................................  5,244,000     231,143
    China Shenhua Energy Co., Ltd., Class H.......................... 13,010,000  33,111,362
    China Shineway Pharmaceutical Group, Ltd.........................  1,796,000   2,106,801
#*  China Silver Group, Ltd..........................................  7,074,000     697,926
#   China Singyes Solar Technologies Holdings, Ltd...................  4,077,245     531,823
    China South City Holdings, Ltd................................... 28,566,711   4,313,786
    China Southern Airlines Co., Ltd., Sponsored ADR.................     41,944   1,504,531
    China Southern Airlines Co., Ltd., Class H.......................  9,144,000   6,552,581
    China Starch Holdings, Ltd....................................... 12,525,000     296,227
    China State Construction International Holdings, Ltd.............  9,601,460   9,153,800
#   China Sunshine Paper Holdings Co., Ltd...........................  1,914,500     340,855
    China Suntien Green Energy Corp., Ltd., Class H..................  8,964,000   2,444,903
*   China Taifeng Beddings Holdings, Ltd.............................  1,662,000      42,889
    China Taiping Insurance Holdings Co., Ltd........................  6,700,130  18,495,900
    China Telecom Corp., Ltd., ADR...................................    136,139   7,429,105
    China Telecom Corp., Ltd., Class H............................... 18,830,000  10,223,199
#   China Tian Lun Gas Holdings, Ltd.................................  1,057,000   1,061,597
*   China Tianrui Group Cement Co., Ltd..............................     22,000      18,644
    China Traditional Chinese Medicine Holdings Co., Ltd.............  9,494,000   6,196,965
    China Travel International Investment Hong Kong, Ltd............. 15,391,892   4,457,449
    China Unicom Hong Kong, Ltd...................................... 29,320,000  33,585,405
    China Unicom Hong Kong, Ltd., ADR................................  1,125,159  12,973,083
    China Vanke Co., Ltd., Class H...................................  6,530,300  26,480,967
    China Vast Industrial Urban Development Co., Ltd.................    435,000     179,305
#   China Water Affairs Group, Ltd...................................  5,220,000   5,552,392
#*  China Water Industry Group, Ltd..................................  4,764,000     862,867
    China Wood Optimization Holding, Ltd.............................  1,168,000     302,086
    China XLX Fertiliser, Ltd........................................    548,000     197,762
    China Yuhua Education Corp., Ltd.................................    376,000     152,118
#*  China Yurun Food Group, Ltd......................................  8,753,000   1,232,375
#   China ZhengTong Auto Services Holdings, Ltd......................  6,314,500   3,353,291
#   China Zhongwang Holdings, Ltd.................................... 11,270,379   5,667,271
#   Chinasoft International, Ltd.....................................  8,762,000   4,329,837
    Chongqing Machinery & Electric Co., Ltd., Class H................  8,241,962     609,858
    Chongqing Rural Commercial Bank Co., Ltd., Class H............... 17,372,000  10,091,350
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd........  2,402,000     187,421
    Chu Kong Shipping Enterprise Group Co., Ltd......................    166,000      37,738
    CIFI Holdings Group Co., Ltd..................................... 21,836,000  14,448,013
    CIMC Enric Holdings, Ltd.........................................  2,950,000   2,570,238
*   CIMC-TianDa Holdings Co., Ltd....................................  3,700,000     111,314
*   CITIC Dameng Holdings, Ltd.......................................  3,547,000     185,809
#   CITIC Resources Holdings, Ltd.................................... 18,228,000   1,611,625
    CITIC Securities Co., Ltd., Class H..............................  3,809,500   7,798,768
    CITIC, Ltd.......................................................  7,718,567  11,692,586
#   Citychamp Watch & Jewellery Group, Ltd...........................  9,990,000   2,102,221
    Clear Media, Ltd.................................................    279,000     264,246
    CNOOC, Ltd....................................................... 43,446,000  72,616,494
    CNOOC, Ltd., Sponsored ADR.......................................    236,528  39,568,769
*   Coastal Greenland, Ltd...........................................  5,328,000     170,048
#*  COFCO Meat Holdings, Ltd.........................................    686,000     134,547
*   Cogobuy Group....................................................  3,081,000   1,144,370
#   Colour Life Services Group Co., Ltd..............................  3,273,000   1,848,504
#*  Comba Telecom Systems Holdings, Ltd..............................  9,754,210   2,250,499
    Concord New Energy Group, Ltd.................................... 34,005,909   1,433,794
    Consun Pharmaceutical Group, Ltd.................................  3,575,000   2,695,732
#*  Coolpad Group, Ltd............................................... 24,900,000   2,036,820
*   COSCO SHIPPING Development Co., Ltd., Class H....................  9,453,300   1,090,663

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
CHINA -- (Continued)
#   COSCO SHIPPING Energy Transportation Co., Ltd.,
      Class H............................................  8,698,000 $ 4,946,514
*   COSCO SHIPPING Holdings Co., Ltd., Class H...........  9,793,000   3,972,153
#   COSCO SHIPPING International Hong Kong Co., Ltd......  2,792,000     984,847
    COSCO SHIPPING Ports, Ltd............................ 10,322,438  10,774,321
*   Coslight Technology International Group Co., Ltd.....    904,000     352,660
#   Cosmo Lady China Holdings Co., Ltd...................  3,452,000   1,210,207
    Country Garden Holdings Co., Ltd..................... 37,392,660  53,153,401
*   Country Garden Services Holdings Co., Ltd............  4,590,673   7,111,411
    CP Pokphand Co., Ltd................................. 26,583,658   2,139,373
#   CPMC Holdings, Ltd...................................  3,243,000   1,549,161
#   CRCC High-Tech Equipment Corp., Ltd., Class H........  1,930,000     497,385
    CRRC Corp., Ltd., Class H............................  6,815,324   6,866,939
#   CSC Financial Co., Ltd., Class H.....................    547,500     404,568
*   CSMall Group, Ltd....................................  1,377,266     195,225
    CSPC Pharmaceutical Group, Ltd....................... 19,430,000  33,520,477
#*  CSSC Offshore and Marine Engineering Group Co.,
      Ltd., Class H......................................    242,000     191,011
#   CT Environmental Group, Ltd.......................... 17,816,000     877,106
*   Ctrip.com International, Ltd., ADR...................    703,594  23,429,680
#*  CWT International, Ltd............................... 23,990,000     410,436
    Da Ming International Holdings, Ltd..................    112,000      28,714
*   DaChan Food Asia, Ltd................................  1,277,087      63,180
    Dah Chong Hong Holdings, Ltd.........................  5,889,420   2,172,128
    Dali Foods Group Co., Ltd............................  7,369,500   5,027,390
    Dalian Port PDA Co., Ltd., Class H...................  7,937,399   1,053,729
#*  Daphne International Holdings, Ltd...................  6,388,000     202,622
#   Datang International Power Generation Co., Ltd.,
      Class H............................................ 10,354,000   2,702,212
#   Dawnrays Pharmaceutical Holdings, Ltd................  4,689,982     940,074
#*  DBA Telecommunication Asia Holdings, Ltd.............  1,020,000      49,472
#*  Differ Group Holding Co., Ltd........................  7,294,000     455,455
*   Digital China Holdings, Ltd..........................  5,931,000   2,860,413
#*  Dongfang Electric Corp., Ltd., Class H...............  1,425,400   1,065,467
    Dongfeng Motor Group Co., Ltd., Class H.............. 10,686,000  11,202,545
#   Dongjiang Environmental Co., Ltd., Class H...........  1,132,795   1,189,998
    Dongyue Group, Ltd...................................  9,074,000   5,822,108
#*  Dynagreen Environmental Protection Group Co., Ltd.,
      Class H............................................  1,984,000     961,838
#*  Dynasty Fine Wines Group, Ltd........................  1,602,000     293,977
    E-Commodities Holdings, Ltd..........................  4,428,000     232,135
#*  eHi Car Services, Ltd., Sponsored ADR................     25,972     272,446
    Embry Holdings, Ltd..................................    509,000     150,623
    ENN Energy Holdings, Ltd.............................  2,577,000  24,681,612
#   Essex Bio-technology, Ltd............................    656,000     431,009
    EVA Precision Industrial Holdings, Ltd...............  5,064,516     485,439
#   Everbright Securities Co., Ltd., Class H.............    304,200     272,129
*   EverChina International Holdings Co., Ltd............ 17,352,500     545,887
*   Evergreen International Holdings, Ltd................    744,000      44,081
#*  Fang Holdings, Ltd., ADR.............................    116,401     196,718
    Fantasia Holdings Group Co., Ltd..................... 14,315,519   2,088,955
    Far East Horizon, Ltd................................  7,954,000   8,222,230
*   FDG Electric Vehicles, Ltd........................... 10,000,000      70,432
*   Feiyu Technology International Co., Ltd..............  1,311,000      58,180
#*  First Tractor Co., Ltd., Class H.....................  1,998,000     488,431
*   Forgame Holdings, Ltd................................    181,000      92,120
    Fosun International, Ltd.............................  5,006,120   7,511,509
    Fu Shou Yuan International Group, Ltd................  5,179,000   4,246,739
#   Fufeng Group, Ltd.................................... 10,517,800   4,678,783
#*  Fuguiniao Co., Ltd., Class H.........................    782,600      72,554
#   Fullshare Holdings, Ltd.............................. 19,732,517   4,482,892
    Future Land Development Holdings, Ltd................ 15,526,000  13,156,256
    Fuyao Glass Industry Group Co., Ltd., Class H........  2,008,000   7,003,101

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE>>
                                                                      ---------- -----------
CHINA -- (Continued)
*   GCL New Energy Holdings, Ltd.....................................  5,708,000 $   236,467
#*  GCL-Poly Energy Holdings, Ltd.................................... 91,495,320   7,263,053
    Geely Automobile Holdings, Ltd................................... 23,435,000  39,872,252
    Gemdale Properties & Investment Corp., Ltd....................... 10,442,000   1,097,311
#   Genertec Universal Medical Group Co., Ltd........................  4,388,000   3,543,393
    GF Securities Co., Ltd., Class H.................................  2,235,400   3,211,085
*   Glorious Property Holdings, Ltd.................................. 17,149,712     828,431
    Golden Eagle Retail Group, Ltd...................................  3,060,000   3,240,130
    Golden Meditech Holdings, Ltd....................................     68,000       6,956
    Golden Throat Holdings Group Co., Ltd............................    931,500     139,462
    Goldlion Holdings, Ltd...........................................    931,866     384,475
    Goldpac Group, Ltd...............................................  1,488,000     381,141
#*  GOME Retail Holdings, Ltd........................................ 78,250,660   6,811,118
    Good Friend International Holdings, Inc..........................    487,333     102,784
#   Grand Baoxin Auto Group, Ltd.....................................  3,774,864   1,163,724
#   Great Wall Motor Co., Ltd., Class H.............................. 18,747,750  12,763,211
    Greatview Aseptic Packaging Co., Ltd.............................  5,859,000   3,723,872
    Greenland Hong Kong Holdings, Ltd................................  6,829,275   1,995,195
    Greentown China Holdings, Ltd....................................  4,956,500   4,433,193
    Greentown Service Group Co., Ltd.................................  3,926,000   3,593,031
    Guangdong Investment, Ltd........................................  7,620,000  14,551,752
#*  Guangdong Land Holdings, Ltd.....................................  3,385,361     820,607
    Guangdong Yueyun Transportation Co., Ltd., Class H...............  1,374,000     513,778
    Guangshen Railway Co., Ltd., Sponsored ADR.......................     68,574   1,418,110
    Guangshen Railway Co., Ltd., Class H.............................  3,836,000   1,596,039
#   Guangzhou Automobile Group Co., Ltd., Class H....................  5,181,690   5,627,755
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H..    504,000   1,949,273
    Guangzhou R&F Properties Co., Ltd., Class H......................  8,256,332  16,470,824
*   Guodian Technology & Environment Group Corp., Ltd., Class H......  2,360,000      99,900
*   Guolian Securities Co., Ltd., Class H............................    271,500      66,966
#   Guorui Properties, Ltd...........................................  2,954,000     542,413
    Guotai Junan Securities Co., Ltd., Class H.......................    115,600     247,382
*   Haichang Ocean Park Holdings, Ltd................................  2,632,000     541,290
    Haier Electronics Group Co., Ltd.................................  4,856,000  13,950,435
#*  Hailiang Education Group, Inc., ADR..............................     17,328     597,816
    Haitian International Holdings, Ltd..............................  4,199,000   9,672,654
    Haitong Securities Co., Ltd., Class H............................  6,759,600   7,651,055
*   Hanergy Thin Film Power Group, Ltd............................... 37,310,000  23,772,962
#   Harbin Bank Co., Ltd., Class H...................................    663,000     149,927
#   Harbin Electric Co., Ltd., Class H...............................  4,702,587   2,519,580
#*  Harmonicare Medical Holdings, Ltd................................    898,000     206,614
    HC Group, Inc....................................................     25,000      14,623
#*  HC Group, Inc....................................................  2,092,000   1,225,495
#*  Health and Happiness H&H International Holdings, Ltd.............  1,909,500  11,632,427
    Henderson Investment, Ltd........................................    660,000      56,435
    Hengan International Group Co., Ltd..............................  3,543,622  27,721,572
#*  Hengdeli Holdings, Ltd........................................... 14,196,800     615,866
*   HengTen Networks Group, Ltd...................................... 21,580,000     701,297
*   Hi Sun Technology China, Ltd.....................................  5,868,000     857,714
    Hilong Holding, Ltd..............................................  5,858,000     606,165
#   Hisense Home Appliances Group Co., Ltd., Class H.................  1,515,000   1,552,040
    HKC Holdings, Ltd................................................  1,032,088     909,008
#*  Honghua Group, Ltd............................................... 14,337,000     898,496
    Honworld Group, Ltd..............................................    531,500     224,886
    Hopefluent Group Holdings, Ltd...................................  1,139,973     357,661
#   Hopson Development Holdings, Ltd.................................  4,942,000   4,532,353
    HOSA International, Ltd..........................................  2,198,000      60,922
*   Hua Han Health Industry Holdings, Ltd............................ 22,376,041     604,515
    Hua Hong Semiconductor, Ltd......................................  2,254,000   5,031,625

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                        SHARES      VALUE>>
                                                                      ----------- ------------
CHINA -- (Continued)
    Huadian Fuxin Energy Corp., Ltd., Class H........................  13,340,000 $  3,033,554
    Huadian Power International Corp., Ltd., Class H.................   6,720,000    3,128,743
#   Huaneng Power International, Inc., Sponsored ADR.................     105,617    2,672,110
    Huaneng Power International, Inc., Class H.......................   5,658,000    3,556,299
    Huaneng Renewables Corp., Ltd., Class H..........................  35,542,000   10,249,248
    Huatai Securities Co., Ltd., Class H.............................   2,786,000    5,215,892
    Huaxi Holdings Co., Ltd..........................................      60,000       21,498
    Huazhong In-Vehicle Holdings Co., Ltd............................   2,356,000      384,784
    Huazhu Group, Ltd., ADR..........................................     510,944   16,222,472
    Huishang Bank Corp., Ltd., Class H...............................   2,611,400    1,198,913
#*  Hydoo International Holding, Ltd.................................     304,000       17,686
    IMAX China Holding, Inc..........................................   1,164,900    2,979,212
    Industrial & Commercial Bank of China, Ltd., Class H............. 149,722,725  116,314,150
    Inner Mongolia Yitai Coal Co., Ltd., Class H.....................      55,700       42,316
    Inspur International, Ltd........................................     170,000       83,243
*   JD.com, Inc., ADR................................................     577,213   14,343,743
#*  Jiangnan Group, Ltd..............................................   9,582,000      471,468
    Jiangsu Expressway Co., Ltd., Class H............................   4,316,000    6,248,522
#   Jiangxi Copper Co., Ltd., Class H................................   5,058,000    6,430,408
    Jiayuan International Group, Ltd.................................   1,647,869      794,795
#*  Jinchuan Group International Resources Co., Ltd..................   5,991,000      513,903
#   Jingrui Holdings, Ltd............................................   1,205,000      330,623
#*  JinkoSolar Holding Co., Ltd., ADR................................     175,044    2,916,233
#   JNBY Design, Ltd.................................................     958,000    1,435,439
    Joy City Property, Ltd...........................................   9,476,000    1,089,257
    Ju Teng International Holdings, Ltd..............................   5,878,090    1,573,097
*   Jumei International Holding, Ltd., ADR...........................      70,325      176,516
#   Jutal Offshore Oil Services, Ltd.................................     196,000       20,298
    K Wah International Holdings, Ltd................................   3,256,064    1,795,892
*   Kai Yuan Holdings, Ltd...........................................  16,790,000      120,628
    Kaisa Group Holdings, Ltd........................................  17,884,684    5,755,280
    Kangda International Environmental Co., Ltd......................   3,066,000      361,370
#   Kasen International Holdings, Ltd................................   3,300,000    1,546,392
    Kingboard Holdings, Ltd..........................................   4,844,166   17,045,384
    Kingboard Laminates Holdings, Ltd................................   8,483,484    8,780,342
    Kingdee International Software Group Co., Ltd....................   4,985,600    4,818,641
    Kingsoft Corp., Ltd..............................................   4,590,000    8,792,890
#*  Kong Sun Holdings, Ltd...........................................     575,000        8,716
    Koradior Holdings, Ltd...........................................     702,000      827,550
#*  KuangChi Science, Ltd............................................   6,308,000      427,880
    Kunlun Energy Co., Ltd...........................................  20,392,000   21,785,350
    KWG Group Holdings, Ltd..........................................   9,074,644    8,983,404
    KWG Property Holding, Ltd........................................     263,500      260,851
*   Labixiaoxin Snacks Group, Ltd....................................   1,901,000      119,990
    Lai Fung Holdings, Ltd...........................................     540,033      704,803
    Launch Tech Co., Ltd., Class H...................................      11,500        8,691
    Le Saunda Holdings, Ltd..........................................   1,385,800      159,860
    Lee & Man Chemical Co., Ltd......................................     821,339      561,085
#   Lee & Man Paper Manufacturing, Ltd...............................   9,801,200    8,766,383
#   Lee's Pharmaceutical Holdings, Ltd...............................   1,641,000    1,333,811
    Legend Holdings Corp., Class H...................................     210,500      550,655
    Lenovo Group, Ltd................................................  41,860,000   30,559,931
*   Leoch International Technology, Ltd..............................   2,600,000      189,797
#*  Leyou Technologies Holdings, Ltd.................................  11,370,000    3,170,238
*   Li Ning Co., Ltd.................................................   4,687,583    5,767,717
*   Lianhua Supermarket Holdings Co., Ltd., Class H..................   2,295,200      372,862
#*  Lifestyle China Group, Ltd.......................................   2,072,000      737,824
#*  Lifetech Scientific Corp.........................................   8,484,000    1,838,424
#*  Link Motion, Inc., Sponsored ADR.................................     206,737       31,817

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
CHINA -- (Continued)
#*  Lisi Group Holdings, Ltd.............................    512,000 $     58,858
    Livzon Pharmaceutical Group, Inc., Class H...........    507,398    1,633,458
    LK Technology Holdings, Ltd..........................    637,500       55,536
    Logan Property Holdings Co., Ltd.....................  9,676,000   13,168,524
    Longfor Group Holdings, Ltd..........................  7,546,500   23,515,259
#*  LongiTech Smart Energy Holding, Ltd..................    439,500       38,103
    Lonking Holdings, Ltd................................ 12,181,000    4,116,696
    Luye Pharma Group, Ltd...............................  5,784,000    4,321,768
#   LVGEM China Real Estate Investment Co., Ltd..........    348,000       97,252
#   Maanshan Iron & Steel Co., Ltd., Class H............. 15,728,000    7,549,081
    Maoye International Holdings, Ltd....................  7,164,000      512,804
*   Meitu, Inc...........................................    666,000      227,855
    Metallurgical Corp. of China, Ltd., Class H..........  6,038,000    1,655,915
*   MIE Holdings Corp....................................  5,358,000       41,956
    Min Xin Holdings, Ltd................................    720,000      487,097
#*  Mingfa Group International Co., Ltd..................  4,986,000       35,772
*   Mingyuan Medicare Development Co., Ltd...............  4,480,000       24,606
#   Minmetals Land, Ltd..................................  8,739,644    1,578,665
#*  Minsheng Education Group Co., Ltd....................    642,000      121,118
    Minth Group, Ltd.....................................  4,459,000   15,601,631
*   MMG, Ltd............................................. 18,453,999    6,803,074
    MOBI Development Co., Ltd............................    123,000       20,132
*   Mobile Internet China Holding, Ltd...................    875,000       18,652
    Modern Land China Co., Ltd...........................  1,646,000      235,016
*   Momo, Inc., Sponsored ADR............................    682,959   20,782,442
#*  Munsun Capital Group, Ltd............................  9,623,788      161,572
#   Nan Hai Corp., Ltd................................... 35,000,000      769,869
    Nanjing Panda Electronics Co., Ltd., Class H.........    248,000       89,697
#*  Nature Home Holding Co., Ltd.........................  1,119,003      227,122
#   NetDragon Websoft Holdings, Ltd......................    137,000      249,720
    NetEase, Inc., ADR...................................    270,176   68,065,440
#   New Century Healthcare Holding Co., Ltd..............     58,000       47,559
    New China Life Insurance Co., Ltd., Class H..........  1,467,900    6,249,849
*   New Oriental Education & Technology Group, Inc.,
      Sponsored ADR......................................    184,891   14,244,003
#*  New Provenance Everlasting Holdings, Ltd.............  2,890,000       11,450
*   New World Department Store China, Ltd................  2,929,538      676,048
    Nexteer Automotive Group, Ltd........................  6,933,000   10,496,277
    Nine Dragons Paper Holdings, Ltd..................... 11,392,000   11,642,451
*   Noah Holdings, Ltd., ADR.............................     87,175    4,097,225
#*  North Mining Shares Co., Ltd......................... 51,110,000      208,676
    NVC Lighting Holdings, Ltd...........................  8,142,000      516,731
#*  O-Net Technologies Group, Ltd........................  1,988,000      964,046
    Orient Securities Co., Ltd., Class H.................    632,000      445,175
*   Ourgame International Holdings, Ltd..................    242,000       24,222
    Overseas Chinese Town Asia Holdings, Ltd.............  1,347,817      434,105
#   Ozner Water International Holding, Ltd...............  1,811,000      390,993
#   Pacific Online, Ltd..................................  2,443,195      402,244
#*  Panda Green Energy Group, Ltd........................  3,460,000      177,815
#   Parkson Retail Group, Ltd............................  7,287,500      690,405
#   PAX Global Technology, Ltd...........................  5,319,000    2,332,691
    People's Insurance Co. Group of China, Ltd. (The),
      Class H............................................ 16,403,000    6,814,604
    PetroChina Co., Ltd., ADR............................    217,878   14,003,019
    PetroChina Co., Ltd., Class H........................ 49,282,000   31,807,321
    Phoenix Media Investment Holdings, Ltd...............  5,334,000      518,382
*   Phoenix New Media, Ltd., ADR.........................     69,195      274,704
    PICC Property & Casualty Co., Ltd., Class H.......... 15,829,398   16,392,306
    Ping An Insurance Group Co. of China, Ltd., Class H.. 17,734,000  172,650,390
    Poly Culture Group Corp., Ltd., Class H..............    535,700      700,832
    Poly Property Group Co., Ltd......................... 14,480,068    5,133,637

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                        SHARES      VALUE>>
                                                                      ----------- -----------
CHINA -- (Continued)
    Pou Sheng International Holdings, Ltd............................   9,639,609 $ 1,868,741
    Powerlong Real Estate Holdings, Ltd..............................   9,875,715   4,398,095
*   Prosperity International Holdings HK, Ltd........................  13,780,000      52,697
*   PW Medtech Group, Ltd............................................   4,390,000     643,239
#   Q Technology Group Co., Ltd......................................   2,932,000   1,657,643
*   Qingdao Port International Co., Ltd., Class H....................   2,107,000   1,312,553
    Qingling Motors Co., Ltd., Class H...............................   3,798,000     979,033
#   Qinhuangdao Port Co., Ltd., Class H..............................   1,912,500     418,161
#*  Qinqin Foodstuffs Group Cayman Co., Ltd..........................     328,724      91,493
    Qunxing Paper Holdings Co., Ltd..................................     854,211      41,148
*   Real Gold Mining, Ltd............................................     640,000      21,450
    Red Star Macalline Group Corp., Ltd., Class H....................   1,141,104   1,068,095
#   Redco Group......................................................   5,482,000   2,166,172
    Regal International Airport Group Co., Ltd., Class H.............     734,000     631,249
*   Renhe Commercial Holdings Co., Ltd............................... 107,936,615   4,127,730
#   Renren, Inc., ADR................................................       2,700       4,563
*   REXLot Holdings, Ltd.............................................  60,672,569     162,422
    Road King Infrastructure, Ltd....................................   2,124,000   3,863,157
*   Ronshine China Holdings, Ltd.....................................   1,843,000   2,206,793
    Sany Heavy Equipment International Holdings Co., Ltd.............   6,049,500   2,013,070
#   Seaspan Corp.....................................................     366,007   3,403,865
#*  Semiconductor Manufacturing International Corp...................  13,141,696  12,418,588
#*  Semiconductor Manufacturing International Corp., ADR.............     173,964     821,110
#   Shandong Chenming Paper Holdings, Ltd., Class H..................   3,010,533   1,760,726
    Shandong Weigao Group Medical Polymer Co., Ltd., Class H.........   7,788,000   6,525,277
    Shandong Xinhua Pharmaceutical Co., Ltd., Class H................   1,259,200     638,458
#   Shanghai Electric Group Co., Ltd., Class H.......................   7,962,000   2,784,206
    Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H...........   1,666,000   5,101,387
#*  Shanghai Fudan Microelectronics Group Co., Ltd., Class H.........     452,000     453,906
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H..   1,536,000     933,543
    Shanghai Haohai Biological Technology Co., Ltd., Class H.........      71,600     352,469
    Shanghai Industrial Holdings, Ltd................................   3,364,000   7,085,360
    Shanghai Industrial Urban Development Group, Ltd.................  12,731,025   2,153,691
    Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H.   9,926,000   2,512,844
#   Shanghai La Chapelle Fashion Co., Ltd., Class H..................     275,200     197,608
    Shanghai Pharmaceuticals Holding Co., Ltd., Class H..............   2,988,300   6,376,806
*   Shanghai Prime Machinery Co., Ltd., Class H......................   4,974,000     719,176
#*  Shanghai Zendai Property, Ltd....................................  10,965,000     176,675
*   Sheen Tai Holdings Grp Co., Ltd..................................     344,000       8,063
    Shengjing Bank Co., Ltd., Class H................................     528,000     232,968
*   Shengli Oil & Gas Pipe Holdings, Ltd.............................   4,002,000      50,575
    Shenguan Holdings Group, Ltd.....................................   6,774,000     382,955
    Shenzhen Expressway Co., Ltd., Class H...........................   3,806,000   4,318,763
    Shenzhen International Holdings, Ltd.............................   6,600,012  12,821,088
    Shenzhen Investment, Ltd.........................................  23,013,942   8,027,841
    Shenzhou International Group Holdings, Ltd.......................   2,297,000  27,047,973
    Shimao Property Holdings, Ltd....................................   9,967,183  28,383,085
*   Shougang Concord International Enterprises Co., Ltd..............  54,758,200   1,492,434
    Shougang Fushan Resources Group, Ltd.............................  16,914,461   3,598,426
    Shui On Land, Ltd................................................  30,569,276   7,575,730
#*  Shunfeng International Clean Energy, Ltd.........................  11,502,000     762,193
    Sichuan Expressway Co., Ltd., Class H............................   4,724,000   1,515,254
    Sihuan Pharmaceutical Holdings Group, Ltd........................  22,137,000   4,674,206
#*  Silver Grant International Industries, Ltd.......................   7,084,000   1,465,377
    SIM Technology Group, Ltd........................................   5,367,000     243,334
    Sino Biopharmaceutical, Ltd......................................  27,264,997  23,064,513
#*  Sino Haijing Holdings, Ltd.......................................   8,140,000      62,528
#*  Sino Oil And Gas Holdings, Ltd...................................   6,777,223     120,343
#*  Sinofert Holdings, Ltd...........................................  14,824,673   1,743,643

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED



                                                            SHARES     VALUE>>
                                                          ---------- ------------
CHINA -- (Continued)
    Sino-I Technology, Ltd...............................  5,320,000 $     37,251
#*  Sinolink Worldwide Holdings, Ltd..................... 10,943,492      771,923
#   SinoMedia Holding, Ltd...............................  1,167,258      246,199
    Sino-Ocean Group Holding, Ltd........................ 21,847,462   10,738,258
    Sinopec Engineering Group Co., Ltd., Class H.........  6,485,000    6,374,548
    Sinopec Kantons Holdings, Ltd........................  6,714,000    3,081,438
    Sinopec Shanghai Petrochemical Co., Ltd., Sponsored
      ADR................................................     31,247    1,494,833
    Sinopec Shanghai Petrochemical Co., Ltd., Class H.... 16,637,000    7,904,885
    Sinopharm Group Co., Ltd., Class H...................  4,731,200   21,144,079
#   Sinosoft Technology Group, Ltd.......................  5,071,400    1,412,908
    Sinotrans, Ltd., Class H............................. 14,976,000    6,894,951
    Sinotruk Hong Kong, Ltd..............................  4,755,500    8,808,025
    Skyfame Realty Holdings, Ltd......................... 17,386,000    2,843,533
    Skyworth Digital Holdings, Ltd....................... 13,534,811    4,065,142
#*  SMI Holdings Group, Ltd..............................  5,388,799    1,205,195
*   SOHO China, Ltd...................................... 15,940,339    6,466,236
#*  Sohu.com, Ltd., ADR..................................    110,251    2,282,196
#*  Southern Energy Holdings Group, Ltd..................     82,000      111,051
#*  Sparkle Roll Group, Ltd..............................  9,328,000      471,070
    Springland International Holdings, Ltd...............  3,157,000      632,672
#*  SPT Energy Group, Inc................................  3,130,000      196,528
*   SRE Group, Ltd....................................... 18,349,714      304,938
    SSY Group, Ltd....................................... 14,912,506   13,438,370
#*  Starrise Media Holdings, Ltd.........................  1,702,000      304,563
    Suchuang Gas Corp., Ltd..............................    302,000       99,523
    Sun Art Retail Group, Ltd............................ 11,848,000   11,775,947
#   Sun King Power Electronics Group.....................  2,370,000      330,093
    Sunac China Holdings, Ltd............................ 12,410,000   49,427,892
*   Suncity Group Holdings, Ltd..........................    120,000       18,301
    Sunny Optical Technology Group Co., Ltd..............  3,119,000   30,953,496
#*  Sunshine 100 China Holdings, Ltd.....................    182,000       39,257
*   Superb Summit International Group, Ltd...............     95,000       13,256
#   Symphony Holdings, Ltd...............................  5,920,000      771,448
*   TAL Education Group, ADR.............................    667,337   20,707,467
#   Tarena International, Inc., ADR......................    134,163      880,109
*   Taung Gold International, Ltd........................ 39,970,000      316,591
    TCL Electronics Holdings, Ltd........................  3,978,932    1,892,968
*   Tech Pro Technology Development, Ltd................. 37,652,000       61,417
#*  Technovator International, Ltd.......................  2,848,000      436,885
    Ten Pao Group Holdings, Ltd..........................     60,000        4,680
    Tencent Holdings, Ltd................................ 10,834,800  482,306,596
    Tenfu Cayman Holdings Co., Ltd.......................    101,000       67,993
#*  Tenwow International Holdings, Ltd...................  2,865,000      104,054
*   Tesson Holdings, Ltd.................................     87,000        9,807
    Texhong Textile Group, Ltd...........................  2,383,500    3,196,085
    Tian An China Investment Co., Ltd....................  1,162,357      639,218
    Tian Ge Interactive Holdings, Ltd....................    951,000      396,133
#   Tian Shan Development Holding, Ltd...................  1,392,000      435,764
#   Tiangong International Co., Ltd......................  3,342,000      708,028
#*  Tianjin Capital Environmental Protection Group Co.,
      Ltd., Class H......................................  1,534,000      608,959
    Tianjin Development Holdings, Ltd....................  2,585,800      935,490
    Tianjin Port Development Holdings, Ltd............... 13,391,200    1,574,962
    Tianneng Power International, Ltd....................  6,583,952    6,145,383
    Tianyun International Holdings, Ltd..................  1,450,000      216,440
*   Tibet Water Resources, Ltd...........................  6,551,000    2,388,398
    Tingyi Cayman Islands Holding Corp................... 10,016,000   13,948,779
    Tomson Group, Ltd....................................  1,985,780      605,898
#   Tong Ren Tang Technologies Co., Ltd., Class H........  3,115,000    4,190,864
    Tongda Group Holdings, Ltd........................... 23,960,000    3,255,673

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
CHINA -- (Continued)
    Tonly Electronics Holdings, Ltd......................    432,080 $   322,641
#   Top Spring International Holdings, Ltd...............    397,500     130,816
#*  Tou Rong Chang Fu Group, Ltd.........................  5,680,000      32,066
    Towngas China Co., Ltd...............................  5,735,728   4,571,050
    TPV Technology, Ltd..................................  5,768,578     801,949
    TravelSky Technology, Ltd., Class H..................  3,168,938   8,607,516
#   Trigiant Group, Ltd..................................  4,146,000     637,097
#*  Truly International Holdings, Ltd....................  9,951,000   1,314,899
    Tsaker Chemical Group, Ltd...........................    220,500      43,378
    Tsingtao Brewery Co., Ltd., Class H..................    798,000   3,511,549
#*  Tuniu Corp., Sponsored ADR...........................     39,881     183,453
    Uni-President China Holdings, Ltd....................  7,029,308   6,258,340
    United Energy Group, Ltd............................. 30,849,100   4,807,037
#*  V1 Group, Ltd........................................ 13,654,600     445,236
#   Vinda International Holdings, Ltd....................    438,000     767,850
*   Vipshop Holdings, Ltd., ADR..........................  1,699,752  13,071,093
    Wanguo International Mining Group, Ltd...............    284,000      63,511
    Want Want China Holdings, Ltd........................ 27,604,000  22,370,692
    Wasion Holdings, Ltd.................................  3,640,000   1,909,468
#*  Weibo Corp., Sponsored ADR...........................    132,738   8,051,887
#   Weichai Power Co., Ltd., Class H..................... 11,137,120  15,031,069
    Weiqiao Textile Co., Class H.........................  2,809,500   1,004,865
    West China Cement, Ltd............................... 22,132,000   3,169,621
#   Wisdom Education International Holdings Co., Ltd.....    680,000     277,843
#   Wisdom Sports Group..................................    860,000      59,583
    Wison Engineering Services Co., Ltd..................    397,000      51,617
#   Xiabuxiabu Catering Management China Holdings Co.,
      Ltd................................................  2,087,000   3,031,794
    Xiamen International Port Co., Ltd., Class H.........  7,153,338   1,104,470
*   Xinchen China Power Holdings, Ltd....................  2,036,000     112,071
    Xingda International Holdings, Ltd...................  7,005,831   2,038,175
    Xingfa Aluminium Holdings, Ltd.......................    348,000     241,249
    Xinhua Winshare Publishing and Media Co., Ltd.,
      Class H............................................  1,896,000   1,366,787
    Xinjiang Goldwind Science & Technology Co., Ltd.,
      Class H............................................  2,754,440   3,317,603
*   Xinjiang Xinxin Mining Industry Co., Ltd., Class H...  4,520,000     416,920
*   Xinming China Holdings, Ltd..........................     70,000      11,811
#   Xinyi Solar Holdings, Ltd............................ 24,147,215  10,157,130
#   Xinyuan Real Estate Co., Ltd., ADR...................     45,438     217,194
    Xtep International Holdings, Ltd.....................  5,221,000   3,376,581
*   Xunlei, Ltd., ADR....................................     51,425     177,931
#   Yadea Group Holdings, Ltd............................  2,044,000     786,431
*   Yanchang Petroleum International, Ltd................ 21,950,000     179,862
#   Yangtze Optical Fibre and Cable Joint Stock, Ltd.
      Co., Class H.......................................  1,150,500   3,557,315
    Yanzhou Coal Mining Co., Ltd., Class H............... 11,854,000  10,898,390
#*  Yashili International Holdings, Ltd..................  2,933,000     499,090
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd.,
      Class H............................................    506,000   2,060,714
    Yida China Holdings, Ltd.............................    612,000     191,407
#   Yihai International Holding, Ltd.....................  1,624,000   4,982,889
    Yip's Chemical Holdings, Ltd.........................  1,348,000     425,032
#   Yirendai, Ltd., ADR..................................    146,597   1,637,488
#*  Youyuan International Holdings, Ltd..................  3,499,760   1,294,313
    Yuexiu Property Co., Ltd............................. 49,825,784   9,685,549
    Yuexiu Transport Infrastructure, Ltd.................  3,831,415   2,956,442
    Yum China Holdings, Inc..............................  1,130,936  41,222,617
    Yunnan Water Investment Co., Ltd., Class H...........    932,000     264,447
    Yuzhou Properties Co., Ltd........................... 16,684,806   8,280,749
*   YY, Inc., ADR........................................    208,937  14,506,496
    Zhaojin Mining Industry Co., Ltd., Class H...........  4,859,666   5,101,501
    Zhejiang Expressway Co., Ltd., Class H...............  6,620,000   6,816,075
    Zhengzhou Coal Mining Machinery Group Co., Ltd.,
      Class H............................................  1,225,000     610,003

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES      VALUE>>
                                                          ---------- --------------
CHINA -- (Continued)
#*  Zhong An Real Estate, Ltd............................ 11,976,888 $      482,137
    Zhongsheng Group Holdings, Ltd.......................  4,855,500      8,744,791
#   Zhongyu Gas Holdings, Ltd............................  1,544,550      1,615,459
#   Zhou Hei Ya International Holdings Co., Ltd..........  2,103,500        947,468
*   Zhuguang Holdings Group Co., Ltd.....................    822,000        137,525
    Zhuhai Holdings Investment Group, Ltd................  1,056,000        131,220
    Zhuzhou CRRC Times Electric Co., Ltd., Class H.......  1,288,750      7,168,850
    Zijin Mining Group Co., Ltd., Class H................ 30,202,000     11,334,544
    Zoomlion Heavy Industry Science and Technology Co.,
      Ltd., Class H......................................  7,909,200      3,217,834
*   ZTE Corp., Class H...................................  1,060,192      2,149,594
    ZTO Express Cayman, Inc., ADR........................    203,166      3,478,202
                                                                     --------------
TOTAL CHINA..............................................             4,839,437,348
                                                                     --------------
COLOMBIA -- (0.4%)
    Almacenes Exito SA...................................  1,779,938      8,082,810
    Banco de Bogota SA...................................     88,563      1,705,658
    Bancolombia SA, Sponsored ADR........................    414,296     18,477,602
    Bancolombia SA.......................................    820,000      8,804,766
    Bolsa de Valores de Colombia.........................     20,739         77,746
    Celsia SA ESP........................................  1,229,173      1,696,298
    Cementos Argos SA....................................  1,516,713      3,946,873
*   CEMEX Latam Holdings SA..............................  1,142,162      1,603,809
*   Constructora Conconcreto SA..........................     19,345          2,274
*   Corp. Financiera Colombiana SA.......................    284,329      1,739,855
#   Ecopetrol SA, Sponsored ADR..........................    417,332      7,866,708
    Ecopetrol SA......................................... 21,604,701     20,317,464
*   Empresa de Telecomunicaciones de Bogota..............  2,559,373        204,420
    Grupo Argos SA.......................................    337,445      2,017,062
    Grupo Aval Acciones y Valores SA, ADR................    181,978      1,261,108
    Grupo de Inversiones Suramericana SA.................    524,373      5,822,989
*   Grupo Energia Bogota SA ESP..........................  4,124,018      2,536,836
    Grupo Nutresa SA.....................................    464,957      3,974,222
    Interconexion Electrica SA ESP.......................  2,504,033     11,225,810
    Mineros SA...........................................     17,511         11,336
                                                                     --------------
TOTAL COLOMBIA...........................................               101,375,646
                                                                     --------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S..............................................  1,031,908     26,048,895
    Komercni banka A.S...................................    181,636      7,323,504
    Moneta Money Bank A.S................................  2,171,709      7,386,709
#   O2 Czech Republic A.S................................    378,192      4,101,941
    Philip Morris CR A.S.................................      3,615      2,324,636
                                                                     --------------
TOTAL CZECH REPUBLIC.....................................                47,185,685
                                                                     --------------
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E., GDR......  3,062,705     14,882,872
    Commercial International Bank Egypt S.A.E., GDR......    272,234      1,321,696
*   Egyptian Financial Group-Hermes Holding Co., GDR.....     56,514        101,725
*   Egyptian Financial Group-Hermes Holding Co., GDR.....     18,996         34,185
                                                                     --------------
TOTAL EGYPT..............................................                16,340,478
                                                                     --------------
GREECE -- (0.2%)
    Aegean Airlines SA...................................    191,529      1,668,433
*   Alpha Bank AE........................................    187,531        188,159
    Athens Water Supply & Sewage Co. SA..................     93,921        574,622
*   Ellaktor SA..........................................    139,123        220,595
*   Eurobank Ergasias SA.................................     23,073         14,436

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
GREECE -- (Continued)
*   FF Group.............................................    156,853 $    359,068
    Fourlis Holdings SA..................................    155,827      777,243
*   GEK Terna Holding Real Estate Construction SA........    246,078    1,218,923
    Hellenic Exchanges--Athens Stock Exchange SA.........    391,706    1,639,635
    Hellenic Petroleum SA................................    487,671    4,291,536
    Hellenic Telecommunications Organization SA..........  1,054,511   13,206,672
    Holding Co. ADMIE IPTO SA............................    525,419      948,523
*   Intracom Holdings SA.................................    183,652      147,517
*   Intralot SA-Integrated Lottery Systems & Services....    726,755      384,822
    JUMBO SA.............................................    470,477    7,688,514
*   LAMDA Development SA.................................     40,956      286,234
*   Marfin Investment Group Holdings SA..................  4,779,275      385,255
    Motor Oil Hellas Corinth Refineries SA...............    275,658    6,876,057
    Mytilineos Holdings SA...............................    308,236    2,912,475
*   National Bank of Greece SA...........................     13,193       14,829
    OPAP SA..............................................    705,709    6,904,242
*   Piraeus Bank SA......................................      3,555        2,334
    Piraeus Port Authority SA............................     17,126      288,366
*   Public Power Corp. SA................................    525,419      786,314
    Sarantis SA..........................................     10,274       86,826
    Terna Energy SA......................................    163,037    1,114,105
    Titan Cement Co. SA..................................    244,035    5,481,346
                                                                     ------------
TOTAL GREECE.............................................              58,467,081
                                                                     ------------
HONG KONG -- (0.0%)
*   China Rare Earth Holdings, Ltd.......................  8,554,399      316,003
                                                                     ------------
HUNGARY -- (0.4%)
#   CIG Pannonia Life Insurance P.L.C., Class A..........     64,493       99,152
    Magyar Telekom Telecommunications P.L.C..............  4,329,282    7,315,742
    Magyar Telekom Telecommunications P.L.C., Sponsored
      ADR................................................     36,206      300,691
    MOL Hungarian Oil & Gas P.L.C........................  4,354,786   52,247,569
#   OTP Bank P.L.C.......................................  1,127,923   46,530,820
    Richter Gedeon Nyrt..................................    650,124   13,884,155
                                                                     ------------
TOTAL HUNGARY............................................             120,378,129
                                                                     ------------
INDIA -- (11.5%)
*   3M India, Ltd........................................      8,720    2,469,623
*   5Paisa Capital, Ltd..................................     36,560      124,360
    Aarti Drugs, Ltd.....................................     23,086      190,417
    Aarti Industries, Ltd................................    266,007    6,091,810
    ABB India, Ltd.......................................    122,480    2,192,523
    Abbott India, Ltd....................................      9,321    1,055,826
    ACC, Ltd.............................................    277,980    5,562,324
    Accelya Kale Solutions, Ltd..........................      3,197       41,419
    Action Construction Equipment, Ltd...................    165,096      204,666
    Adani Enterprises, Ltd...............................  2,599,564    4,990,606
*   Adani Gas, Ltd.......................................  2,599,564    3,371,904
*   Adani Green Energy, Ltd..............................  1,978,268      979,797
    Adani Ports & Special Economic Zone, Ltd.............  4,747,385   22,642,729
*   Adani Power, Ltd..................................... 11,143,027    7,304,419
*   Adani Transmissions, Ltd.............................  1,861,612    5,590,638
*   Aditya Birla Capital, Ltd............................  2,013,308    2,297,648
*   Aditya Birla Fashion and Retail, Ltd.................  2,103,576    6,213,430
    Advanced Enzyme Technologies, Ltd....................     28,008       65,614
    Aegis Logistics, Ltd.................................    723,466    1,940,100
    Agro Tech Foods, Ltd.................................     51,860      405,652
    Ahluwalia Contracts India, Ltd.......................     25,428       99,752

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
INDIA -- (Continued)
    AIA Engineering, Ltd.................................    224,584 $ 5,058,613
    Ajanta Pharma, Ltd...................................    394,991   5,683,682
    Akzo Nobel India, Ltd................................     90,488   2,211,815
    Alembic Pharmaceuticals, Ltd.........................    522,553   4,361,371
    Alembic, Ltd.........................................  1,003,056     577,966
    Alkyl Amines Chemicals...............................      6,717      71,245
*   Allahabad Bank.......................................  2,431,564   1,551,303
    Allcargo Logistics, Ltd..............................    569,738     845,896
    Amara Raja Batteries, Ltd............................    633,280   6,693,263
    Ambuja Cements, Ltd..................................  2,308,654   6,827,338
*   Amtek Auto, Ltd......................................    876,612      36,896
    Anant Raj, Ltd.......................................  1,204,980     566,718
*   Andhra Bank..........................................  2,560,655     905,524
    Andhra Sugars, Ltd. (The)............................      6,071      26,524
*   Anveshan Heavy Engineering, Ltd......................     63,184      84,879
    Apar Industries, Ltd.................................    131,219   1,144,120
    APL Apollo Tubes, Ltd................................     57,240     906,318
    Apollo Hospitals Enterprise, Ltd.....................    436,559   8,146,758
    Apollo Tyres, Ltd....................................  3,418,866   9,860,567
    Aptech, Ltd..........................................     65,611     157,826
*   Arvind Fashions, Ltd.................................    341,192   4,740,134
    Arvind, Ltd..........................................  1,705,961   2,119,533
    Asahi India Glass, Ltd...............................    384,529   1,380,729
    Ashiana Housing, Ltd.................................     94,060     152,054
    Ashok Leyland, Ltd................................... 12,195,721  14,039,577
    Ashoka Buildcon, Ltd.................................    687,221   1,155,339
    Asian Paints, Ltd....................................  1,411,925  27,995,030
    Astra Microwave Products, Ltd........................     90,438      99,537
    Astral Polytechnik, Ltd..............................    182,323   2,937,865
*   AstraZeneca Pharma India, Ltd........................      4,481     101,020
    Atul, Ltd............................................    111,296   5,431,882
    Aurobindo Pharma, Ltd................................  2,548,529  28,185,530
    Automotive Axles, Ltd................................     52,981     844,304
    Avanti Feeds, Ltd....................................    219,973   1,103,723
*   Axis Bank, Ltd.......................................  4,363,304  44,339,687
    Bajaj Auto, Ltd......................................    445,756  16,099,049
*   Bajaj Corp., Ltd.....................................    534,411   2,660,218
    Bajaj Electricals, Ltd...............................    379,731   2,456,027
    Bajaj Finance, Ltd...................................    673,807  24,532,570
    Bajaj Finserv, Ltd...................................    166,745  14,363,714
*   Bajaj Hindusthan Sugar, Ltd..........................  4,864,854     548,563
    Bajaj Holdings & Investment, Ltd.....................    192,556   7,724,015
    Balaji Amines, Ltd...................................    100,072     588,964
    Balaji Telefilms, Ltd................................    106,009     136,365
    Balkrishna Industries, Ltd...........................    667,382   7,649,928
*   Ballarpur Industries, Ltd............................  1,126,646      57,098
    Balmer Lawrie & Co., Ltd.............................    425,813   1,122,077
*   Balrampur Chini Mills, Ltd...........................  1,807,835   2,611,200
    Banco Products India, Ltd............................     98,955     235,830
*   Bank of Baroda.......................................  4,162,008   6,632,991
*   Bank of Maharashtra..................................    741,579     153,607
    Bannari Amman Sugars, Ltd............................      3,050      63,865
    BASF India, Ltd......................................     54,296   1,041,229
    Bata India, Ltd......................................    262,044   4,139,441
    Bayer CropScience, Ltd...............................      2,183     135,161
    BEML, Ltd............................................    168,659   1,890,013
    Berger Paints India, Ltd.............................  1,813,628   8,119,602
*   BF Utilities, Ltd....................................    123,479     349,078
    Bhansali Engineering Polymers, Ltd...................    871,714     840,534

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
INDIA -- (Continued)
    Bharat Electronics, Ltd.............................. 2,939,685 $ 3,473,833
*   Bharat Financial Inclusion, Ltd......................   409,307   5,456,048
    Bharat Forge, Ltd.................................... 1,889,882  13,076,540
    Bharat Heavy Electricals, Ltd........................ 6,135,772   5,582,360
    Bharat Petroleum Corp., Ltd.......................... 3,197,774  15,660,040
    Bharat Rasayan, Ltd..................................     3,791     229,579
    Bharti Airtel, Ltd................................... 9,580,728  41,236,674
    Bharti Infratel, Ltd................................. 1,814,623   7,576,766
    Biocon, Ltd..........................................   436,692   4,010,909
    Birla Corp., Ltd.....................................   145,670     994,815
    Bliss Gvs Pharma, Ltd................................   667,531   1,457,670
    BLS International Services, Ltd......................   169,057     247,719
    Blue Dart Express, Ltd...............................    38,976   1,760,799
    Blue Star, Ltd.......................................   287,541   2,397,434
    Bodal Chemicals, Ltd.................................   819,591   1,240,468
    Bombay Dyeing & Manufacturing Co., Ltd...............   580,664     916,257
    Borosil Glass Works, Ltd.............................     4,024      11,997
    Bosch, Ltd...........................................    18,415   4,902,975
    Brigade Enterprises, Ltd.............................   296,900     879,790
    Britannia Industries, Ltd............................   271,134  12,198,531
    BSE, Ltd.............................................    13,871     115,421
    Cadila Healthcare, Ltd............................... 1,530,137   6,867,092
    Can Fin Homes, Ltd...................................   693,895   2,468,475
*   Canara Bank.......................................... 1,095,726   3,879,122
    Caplin Point Laboratories, Ltd.......................   198,338   1,021,963
    Carborundum Universal, Ltd...........................   433,785   2,125,918
    Care Ratings, Ltd....................................   194,366   2,716,794
    Castrol India, Ltd................................... 1,967,871   4,397,038
    CCL Products India, Ltd..............................   648,126   2,457,691
    Ceat, Ltd............................................   309,195   4,708,733
    Central Depository Services India, Ltd...............    15,515      47,669
    Century Plyboards India, Ltd.........................   978,593   2,245,233
    Century Textiles & Industries, Ltd...................   213,908   2,395,501
    Cera Sanitaryware, Ltd...............................    34,646   1,193,596
    CESC, Ltd............................................   669,478   6,553,149
*   CG Power and Industrial Solutions, Ltd............... 4,114,076   2,185,430
    Chambal Fertilizers & Chemicals, Ltd................. 1,986,034   5,040,878
    Chennai Petroleum Corp., Ltd.........................   486,953   1,682,857
    Chennai Super Kings Cricket, Ltd..................... 2,606,099      15,460
    Cholamandalam Investment and Finance Co., Ltd........   329,289   5,435,660
*   Cigniti Technologies, Ltd............................     8,421      42,063
    Cipla, Ltd........................................... 1,636,802  11,899,979
    City Union Bank, Ltd................................. 1,767,709   4,738,115
    Clariant Chemicals India, Ltd........................    13,230      72,078
    Coal India, Ltd...................................... 2,230,650   7,033,021
    Cochin Shipyard, Ltd.................................     9,371      47,991
*   Coffee Day Enterprises, Ltd..........................   174,778     657,891
    Colgate-Palmolive India, Ltd.........................   586,812  10,585,166
    Container Corp. Of India, Ltd........................   559,716   5,161,926
    Coromandel International, Ltd........................   974,213   6,182,378
*   Corp. Bank........................................... 1,657,884     611,044
*   Cox & Kings Financial Service, Ltd...................   316,299     289,526
    Cox & Kings, Ltd.....................................   961,933   2,093,983
    CRISIL, Ltd..........................................   106,453   2,472,369
    Crompton Greaves Consumer Electricals, Ltd........... 4,121,569  12,365,026
    Cummins India, Ltd...................................   328,292   3,686,926
    Cyient, Ltd..........................................   322,814   2,764,438
    Dabur India, Ltd..................................... 2,185,378  13,757,397
    DB Corp., Ltd........................................   268,559     663,927

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
INDIA -- (Continued)
*   DB Realty, Ltd.......................................    740,935 $   267,881
    DCB Bank, Ltd........................................  2,260,771   5,684,072
    DCM Shriram, Ltd.....................................    371,225   1,775,262
    Deepak Fertilisers & Petrochemicals Corp., Ltd.......    347,969     571,521
    Deepak Nitrite, Ltd..................................    225,433     704,341
    Delta Corp., Ltd.....................................    849,325   2,776,005
*   DEN Networks, Ltd....................................    519,810     523,615
*   Dena Bank............................................  1,695,759     299,537
    Dewan Housing Finance Corp., Ltd.....................  1,611,071   3,071,563
    DFM Foods, Ltd.......................................     13,560      39,105
    Dhampur Sugar Mills, Ltd.............................    275,484     651,757
    Dhanuka Agritech, Ltd................................     85,435     508,693
    Dilip Buildcon, Ltd..................................    231,603   1,044,873
    Dish TV India, Ltd...................................  6,231,116   2,066,731
*   Dishman Carbogen Amcis, Ltd..........................    706,384   2,048,608
    Divi's Laboratories, Ltd.............................    492,942  10,492,313
    DLF, Ltd.............................................  3,283,504   7,632,113
    Dr Lal PathLabs, Ltd.................................     72,088   1,090,651
#   Dr Reddy's Laboratories, Ltd., ADR...................    323,859  12,368,175
    Dr Reddy's Laboratories, Ltd.........................    322,934  12,350,205
    Dynamatic Technologies, Ltd..........................      7,283     140,599
    eClerx Services, Ltd.................................    180,922   2,746,699
    Edelweiss Financial Services, Ltd....................  3,203,773   6,962,001
    Eicher Motors, Ltd...................................     56,984  15,270,353
    EID Parry India, Ltd.................................    719,636   2,066,645
    EIH Associated Hotels................................      1,507       7,218
    EIH, Ltd.............................................  1,045,324   2,962,529
    Electrosteel Castings, Ltd...........................  1,031,119     309,071
    Elgi Equipments, Ltd.................................    119,334     403,099
    Emami, Ltd...........................................    817,904   4,769,843
    Endurance Technologies, Ltd..........................     28,182     459,441
    Engineers India, Ltd.................................  1,630,244   2,597,775
    Entertainment Network India, Ltd.....................     47,731     367,222
*   Eris Lifesciences, Ltd...............................     14,029     124,944
*   Eros International Media, Ltd........................    343,882     373,436
    Escorts, Ltd.........................................    702,259   6,559,975
    Essel Propack, Ltd...................................  1,203,863   1,862,600
    Eveready Industries India, Ltd.......................    432,078   1,304,067
    Excel Crop Care, Ltd.................................      2,462     113,070
    Excel Industries, Ltd................................      1,333      21,794
    Exide Industries, Ltd................................  2,068,967   6,619,357
*   FDC, Ltd.............................................    438,251   1,017,697
    Federal Bank, Ltd.................................... 11,780,938  14,234,463
*   Federal-Mogul Goetze India, Ltd......................     49,416     355,169
    FIEM Industries, Ltd.................................     26,175     181,436
    Finolex Cables, Ltd..................................    579,350   3,373,839
    Finolex Industries, Ltd..............................    477,808   3,444,029
    Firstsource Solutions, Ltd...........................  2,917,420   2,019,968
*   Fortis Healthcare, Ltd...............................  1,051,700   2,007,306
*   Future Enterprises, Ltd..............................  1,667,175     846,289
    Future Lifestyle Fashions, Ltd.......................     44,648     270,526
*   Future Retail, Ltd...................................    807,317   4,893,034
    Gabriel India, Ltd...................................    873,917   1,774,589
    GAIL India, Ltd......................................  3,381,363  15,867,521
    Garware Technical Fibres, Ltd........................     57,509     915,071
    Gateway Distriparks, Ltd.............................    757,289   1,096,119
    Gati, Ltd............................................    515,519     537,508
*   Gayatri Projects, Ltd................................    167,434     405,974
    GE Power India, Ltd..................................    101,694   1,102,108

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
INDIA -- (Continued)
    GE T&D India, Ltd....................................    146,056 $   606,965
    Geojit Financial Services, Ltd.......................    455,500     240,047
    GHCL, Ltd............................................    388,897   1,371,341
    GIC Housing Finance, Ltd.............................    196,638     663,757
    Gillette India, Ltd..................................     27,507   2,519,967
    GlaxoSmithKline Consumer Healthcare, Ltd.............     46,331   4,776,919
    GlaxoSmithKline Pharmaceuticals, Ltd.................     42,030     832,696
    Glenmark Pharmaceuticals, Ltd........................    958,105   8,810,577
    GM Breweries, Ltd....................................     36,486     259,005
*   GMR Infrastructure, Ltd.............................. 20,731,898   4,490,831
    GOCL Corp., Ltd......................................     29,857     103,071
*   Godawari Power and Ispat, Ltd........................     45,359     148,026
    Godfrey Phillips India, Ltd..........................    138,969   1,817,591
    Godrej Consumer Products, Ltd........................  1,653,463  16,542,134
    Godrej Industries, Ltd...............................    288,308   2,047,163
*   Godrej Properties, Ltd...............................    276,006   2,881,449
    Granules India, Ltd..................................    978,679   1,259,431
    Graphite India, Ltd..................................    271,934   2,169,572
    Grasim Industries, Ltd...............................  1,172,395  11,884,514
    Great Eastern Shipping Co., Ltd. (The)...............    541,931   2,304,466
    Greaves Cotton, Ltd..................................  1,144,556   1,984,346
    Greenply Industries, Ltd.............................    258,993     472,113
    Grindwell Norton, Ltd................................     58,381     443,046
    GRUH Finance, Ltd....................................  1,376,257   4,039,016
*   GTL Infrastructure, Ltd..............................  3,127,799      46,397
    Gujarat Alkalies & Chemicals, Ltd....................    255,341   1,833,206
    Gujarat Ambuja Exports, Ltd..........................    238,002     698,052
    Gujarat Fluorochemicals, Ltd.........................    242,408   2,954,288
    Gujarat Gas, Ltd.....................................  1,228,355   2,201,376
    Gujarat Industries Power Co., Ltd....................    230,702     240,952
    Gujarat Mineral Development Corp., Ltd...............    966,050   1,158,582
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd..    589,311   2,725,644
    Gujarat Pipavav Port, Ltd............................  1,258,116   1,500,397
    Gujarat State Fertilizers & Chemicals, Ltd...........    886,282   1,215,697
    Gujarat State Petronet, Ltd..........................  1,589,795   3,985,144
    Gulf Oil Lubricants India, Ltd.......................    116,458   1,493,626
*   GVK Power & Infrastructure, Ltd......................  5,763,742     535,211
*   Hathway Cable & Datacom, Ltd.........................  2,670,220   1,203,901
    Hatsun Agro Products, Ltd............................     63,120     586,458
    Hatsun Agro Products, Ltd............................      2,757      19,887
    Havells India, Ltd...................................  1,508,257  15,186,649
    HBL Power Systems, Ltd...............................    280,523     103,555
    HCL Technologies, Ltd................................  3,551,759  50,348,575
    HDFC Bank, Ltd.......................................  2,994,559  87,346,437
*   HealthCare Global Enterprises, Ltd...................     12,428      34,818
    HEG, Ltd.............................................     81,030   2,741,604
    HeidelbergCement India, Ltd..........................  1,121,415   2,342,822
    Heritage Foods, Ltd..................................     95,141     666,151
    Hero MotoCorp, Ltd...................................    396,873  14,676,301
    Hester Biosciences, Ltd..............................        984      16,945
    Hexaware Technologies, Ltd...........................  1,597,153   7,663,165
    Hikal, Ltd...........................................    247,437     531,805
    HIL, Ltd.............................................      7,525     202,531
    Himachal Futuristic Communications, Ltd..............  7,326,050   2,355,322
    Himadri Speciality Chemical, Ltd.....................    822,965   1,358,294
    Himatsingka Seide, Ltd...............................    373,015   1,055,385
    Hindalco Industries, Ltd.............................  6,108,030  18,008,496
    Hinduja Global Solutions, Ltd........................     58,021     511,845
    Hinduja Ventures, Ltd................................     15,191      79,939

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
INDIA -- (Continued)
    Hindustan Media Ventures, Ltd........................     18,579 $     30,189
*   Hindustan Oil Exploration Co., Ltd...................    137,473      212,448
    Hindustan Petroleum Corp., Ltd.......................  2,925,585    9,713,387
    Hindustan Unilever, Ltd..............................  2,097,223   51,810,765
    Honda SIEL Power Products, Ltd.......................      9,298      143,298
    Honeywell Automation India, Ltd......................      8,512    2,549,638
*   Hotel Leela Venture, Ltd.............................    348,455       67,339
*   Housing Development & Infrastructure, Ltd............  3,738,663    1,381,494
    Housing Development Finance Corp., Ltd...............  3,498,747   94,646,278
    HSIL, Ltd............................................    296,188    1,030,624
    HT Media, Ltd........................................    738,177      421,446
    Huhtamaki PPL, Ltd...................................     96,001      235,169
    I G Petrochemicals, Ltd..............................     92,188      392,206
    ICICI Bank, Ltd., Sponsored ADR......................  2,955,933   30,180,076
    ICICI Prudential Life Insurance Co., Ltd.............    592,728    2,393,998
    ICRA, Ltd............................................      1,187       50,955
*   IDFC First Bank, Ltd................................. 11,008,851    7,002,061
    IDFC, Ltd............................................  6,844,126    3,837,729
*   IFB Industries, Ltd..................................     34,104      381,678
*   IFCI, Ltd............................................  7,533,062    1,434,499
    Igarashi Motors India, Ltd...........................     11,520       85,934
    IIFL Holdings, Ltd...................................  1,078,536    6,585,989
*   IL&FS Transportation Networks, Ltd...................    923,728       97,021
    India Cements, Ltd. (The)............................  1,974,047    2,347,239
    India Glycols, Ltd...................................    130,172      482,798
    Indiabulls Housing Finance, Ltd......................  2,591,629   24,239,971
    Indiabulls Integrated Services, Ltd..................     37,621      156,834
*   Indiabulls Real Estate, Ltd..........................  3,004,965    3,108,444
    Indiabulls Ventures, Ltd.............................    965,274    4,622,940
    Indiabulls Ventures, Ltd.............................    203,485      564,869
*   Indian Bank..........................................  1,011,569    3,214,470
    Indian Hotels Co., Ltd. (The)........................  2,682,680    5,377,386
    Indian Hume Pipe Co., Ltd............................     73,054      340,373
    Indian Oil Corp., Ltd................................  6,449,722   12,454,241
*   Indian Overseas Bank.................................  2,895,413      560,595
    Indo Count Industries, Ltd...........................    856,164      559,137
    Indoco Remedies, Ltd.................................    286,549      740,749
    Indraprastha Gas, Ltd................................  1,810,600    7,218,597
    IndusInd Bank, Ltd...................................    576,234   12,201,214
    INEOS Styrolution India, Ltd.........................     25,643      229,183
    Info Edge India, Ltd.................................      5,735      141,811
#   Infosys, Ltd., Sponsored ADR.........................  7,416,008   80,092,886
    Infosys, Ltd......................................... 12,734,298  134,275,357
    Ingersoll-Rand India, Ltd............................     71,776      594,834
*   Inox Leisure, Ltd....................................    667,491    2,435,202
*   Inox Wind, Ltd.......................................    148,178      142,115
    Insecticides India, Ltd..............................     22,937      189,099
*   Intellect Design Arena, Ltd..........................    486,511    1,238,178
    InterGlobe Aviation, Ltd.............................    453,524    7,564,908
*   International Paper APPM, Ltd........................     74,691      501,945
    Ipca Laboratories, Ltd...............................    401,140    4,310,020
    IRB Infrastructure Developers, Ltd...................  1,646,176    3,358,745
    ITC, Ltd............................................. 13,190,874   51,672,300
    ITD Cementation India, Ltd...........................    439,430      724,205
    J Kumar Infraprojects, Ltd...........................    230,955      347,282
    Jagran Prakashan, Ltd................................    874,364    1,267,817
    Jai Corp., Ltd.......................................    599,093      857,594
    Jain Irrigation Systems, Ltd.........................  4,024,724    3,482,798
*   Jaiprakash Associates, Ltd........................... 16,895,116    1,574,762

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CONTINUED


                                                                       SHARES     VALUE>>
                                                                      --------- -----------
INDIA -- (Continued)
*   Jaiprakash Power Ventures, Ltd................................... 8,537,589 $   223,732
*   Jammu & Kashmir Bank, Ltd. (The)................................. 2,124,079   1,221,152
    Jamna Auto Industries, Ltd....................................... 2,348,804   1,880,203
    Jayant Agro-Organics, Ltd........................................    44,484     125,719
*   Jaypee Infratech, Ltd............................................ 2,373,063     100,146
    JB Chemicals & Pharmaceuticals, Ltd..............................   253,573   1,127,702
*   JBF Industries, Ltd..............................................    64,546      16,685
    JBM Auto, Ltd....................................................    27,923     108,410
*   Jet Airways India, Ltd...........................................   231,994     773,528
    Jindal Poly Films, Ltd...........................................   194,636     679,932
    Jindal Saw, Ltd.................................................. 1,698,813   2,130,534
*   Jindal Stainless Hisar, Ltd......................................   888,373     982,828
*   Jindal Stainless, Ltd............................................   311,619     120,312
*   Jindal Steel & Power, Ltd........................................ 3,042,650   5,807,671
    JK Cement, Ltd...................................................   187,732   1,877,299
    JK Lakshmi Cement, Ltd...........................................   379,998   1,582,244
    JK Paper, Ltd....................................................   732,994   1,405,808
    JK Tyre & Industries, Ltd........................................   811,126   1,037,374
    JM Financial, Ltd................................................ 2,770,462   3,026,505
    JMC Projects India, Ltd..........................................    93,369     120,814
    Johnson Controls-Hitachi Air Conditioning India, Ltd.............    65,246   1,637,868
*   JSW Energy, Ltd.................................................. 4,695,264   4,424,816
*   JSW Holdings, Ltd................................................     7,602     290,032
    JSW Steel, Ltd................................................... 9,339,140  36,250,216
    JTEKT India, Ltd.................................................   184,577     252,898
    Jubilant Foodworks, Ltd..........................................   682,221  12,171,089
    Jubilant Life Sciences, Ltd......................................   973,767   9,645,694
*   Just Dial, Ltd...................................................   264,903   1,790,252
    Jyothy Laboratories, Ltd.........................................   650,061   1,684,147
    Kajaria Ceramics, Ltd............................................   903,464   6,844,379
    Kalpataru Power Transmission, Ltd................................   613,393   3,169,500
    Kalyani Steels, Ltd..............................................   178,214     506,683
    Kansai Nerolac Paints, Ltd.......................................   652,949   4,049,609
    Karnataka Bank, Ltd. (The)....................................... 2,154,192   3,641,571
    Karur Vysya Bank, Ltd. (The)..................................... 3,113,862   3,874,079
    Kaveri Seed Co., Ltd.............................................   362,896   3,056,937
    KCP, Ltd. (The)..................................................   480,579     593,288
    KEC International, Ltd........................................... 1,216,786   4,203,674
    KEI Industries, Ltd..............................................   638,914   3,236,299
*   Kesoram Industries, Ltd..........................................     8,965       8,970
    Kewal Kiran Clothing, Ltd........................................       454       7,622
*   Kiri Industries, Ltd.............................................   104,488     598,886
    Kirloskar Brothers, Ltd..........................................    75,874     149,586
    Kirloskar Oil Engines, Ltd.......................................   128,407     312,914
    Kitex Garments, Ltd..............................................   111,280     162,175
    KNR Constructions, Ltd...........................................   314,085     914,441
    Kolte-Patil Developers, Ltd......................................   303,996   1,127,632
    Kotak Mahindra Bank, Ltd......................................... 1,786,619  31,622,164
*   KPIT Engineering, Ltd............................................ 1,778,899   2,193,609
    KPIT Technologies, Ltd........................................... 1,778,899   2,848,953
    KPR Mill, Ltd....................................................    99,496     736,862
    KRBL, Ltd........................................................   625,178   2,948,791
    KSB, Ltd.........................................................    20,312     200,075
    L&T Finance Holdings, Ltd........................................ 4,100,092   7,608,038
    LA Opala RG, Ltd.................................................   103,124     307,364
    Lakshmi Machine Works, Ltd.......................................    22,317   1,693,370
*   Lakshmi Vilas Bank, Ltd. (The)................................... 1,050,354     964,141
*   Lanco Infratech, Ltd.............................................   978,499       3,096
    Larsen & Toubro Infotech, Ltd....................................   169,784   4,208,005

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CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
INDIA -- (Continued)
    Larsen & Toubro, Ltd................................. 2,757,090 $50,788,314
    Laurus Labs, Ltd.....................................    13,646      71,291
    LG Balakrishnan & Bros, Ltd..........................    51,348     295,199
    LIC Housing Finance, Ltd............................. 2,762,097  17,555,840
    Linde India, Ltd.....................................    52,952     354,167
    LT Foods, Ltd........................................ 1,278,157     699,708
    Lumax Industries, Ltd................................    11,696     250,257
    Lupin, Ltd........................................... 1,343,248  16,550,257
    LUX Industries, Ltd..................................    53,895     903,912
    Magma Fincorp, Ltd...................................   376,993     518,752
    Mahanagar Gas, Ltd...................................   133,054   1,725,690
    Maharashtra Scooters, Ltd............................     2,603     117,860
    Maharashtra Seamless, Ltd............................   228,136   1,487,412
    Mahindra & Mahindra Financial Services, Ltd.......... 2,000,506  11,454,917
    Mahindra & Mahindra, Ltd............................. 2,637,813  25,324,775
*   Mahindra CIE Automotive, Ltd.........................   523,655   1,734,242
    Mahindra Holidays & Resorts India, Ltd...............   493,288   1,425,603
    Mahindra Lifespace Developers, Ltd...................   171,596     936,087
    Maithan Alloys, Ltd..................................    61,939     310,784
*   Majesco, Ltd.........................................    66,195     428,358
    Man Infraconstruction, Ltd...........................   763,845     366,737
    Manappuram Finance, Ltd.............................. 6,336,048   8,269,139
    Mangalam Cement, Ltd.................................       821       2,473
    Mangalore Refinery & Petrochemicals, Ltd............. 1,596,436   1,529,358
    Marico, Ltd.......................................... 3,185,376  16,500,803
    Marksans Pharma, Ltd................................. 2,261,336     815,928
    Maruti Suzuki India, Ltd.............................   405,353  37,924,915
    Mastek, Ltd..........................................    39,326     227,777
*   Max Financial Services, Ltd..........................   912,229   5,141,426
*   Max India, Ltd.......................................   836,816   1,008,927
    Mayur Uniquoters, Ltd................................   125,960     660,360
    McLeod Russel India, Ltd.............................   480,871     656,066
    Meghmani Organics, Ltd............................... 1,262,302     974,968
    MEP Infrastructure Developers, Ltd...................   106,113      58,545
    Merck, Ltd...........................................    50,889   2,367,617
    Minda Corp., Ltd.....................................   775,468   1,541,018
    Minda Industries, Ltd................................   664,319   2,603,873
    Mindtree, Ltd........................................ 1,109,628  13,981,542
    Mirza International, Ltd.............................   574,027     595,000
    MM Forgings, Ltd.....................................    12,312      88,234
    MOIL, Ltd............................................   630,475   1,431,015
    Monte Carlo Fashions, Ltd............................     7,437      38,729
*   Morepen Laboratories, Ltd............................ 1,896,828     536,983
    Motherson Sumi Systems, Ltd.......................... 4,741,450   9,399,294
    Motilal Oswal Financial Services, Ltd................   202,396   1,832,014
    Mphasis, Ltd.........................................   570,529   7,971,381
    MPS, Ltd.............................................    30,914     201,187
    MRF, Ltd.............................................     9,848   8,491,675
    Multi Commodity Exchange of India, Ltd...............   114,659   1,142,439
    Munjal Showa, Ltd....................................    24,755      59,451
*   Music Broadcast, Ltd.................................     5,384      22,375
*   Muthoot Capital Services, Ltd........................    17,431     227,634
    Muthoot Finance, Ltd................................. 1,136,582   8,079,600
*   Nagarjuna Fertilizers & Chemicals, Ltd...............   698,359      83,779
*   Narayana Hrudayalaya, Ltd............................    27,004      71,539
    Natco Pharma, Ltd....................................   564,009   5,474,584
    National Aluminium Co., Ltd.......................... 6,055,539   5,041,285
*   National Fertilizers, Ltd............................    41,533      20,785
    Nava Bharat Ventures, Ltd............................   550,503     831,014

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CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
INDIA -- (Continued)
    Navin Fluorine International, Ltd....................    120,390 $ 1,060,603
*   Navkar Corp., Ltd....................................    127,124      81,758
    Navneet Education, Ltd...............................    736,175   1,095,884
    NBCC India, Ltd......................................  1,166,699     966,376
    NCC, Ltd.............................................  4,907,043   5,507,189
    NCL Industries, Ltd..................................      7,642      12,850
    NESCO, Ltd...........................................    244,504   1,540,929
    Nestle India, Ltd....................................    102,135  16,513,004
*   Network18 Media & Investments, Ltd...................    328,862     168,523
*   Neuland Laboratories, Ltd............................     23,276     174,219
    NHPC, Ltd............................................ 10,295,531   3,663,354
    NIIT Technologies, Ltd...............................    548,859  10,141,852
*   NIIT, Ltd............................................    772,652     906,095
    Nilkamal, Ltd........................................     85,528   1,629,220
    NLC India, Ltd.......................................    682,214     615,109
    NOCIL, Ltd...........................................    873,270   1,793,512
    NRB Bearings, Ltd....................................    312,497     821,385
    NTPC, Ltd............................................  4,910,946   9,663,301
    Nucleus Software Exports, Ltd........................     54,386     270,882
    Oberoi Realty, Ltd...................................    568,321   3,561,540
    Odisha Cement, Ltd...................................    424,030   6,170,853
    Oil & Natural Gas Corp., Ltd.........................  4,178,136   8,287,268
    Oil India, Ltd.......................................  1,087,253   2,557,399
    Omaxe, Ltd...........................................    517,582   1,550,760
    Oracle Financial Services Software, Ltd..............     95,375   5,098,486
    Orient Cement, Ltd...................................    462,994     479,908
    Orient Electric, Ltd.................................    218,209     417,058
    Orient Paper & Industries, Ltd.......................    277,986     137,192
    Orient Refractories, Ltd.............................    193,740     567,552
*   Oriental Bank of Commerce............................  1,400,188   1,898,944
    Oriental Carbon & Chemicals, Ltd.....................      4,678      75,776
*   Oriental Hotels, Ltd.................................     12,748       7,149
    Page Industries, Ltd.................................     31,237  10,279,576
*   Panacea Biotec, Ltd..................................     22,036      46,101
    Panama Petrochem, Ltd................................     52,528      80,119
    Parag Milk Foods, Ltd................................    253,396     740,481
*   Patel Engineering, Ltd...............................    304,600     129,082
    PC Jeweller, Ltd.....................................    938,572     974,878
    Persistent Systems, Ltd..............................    287,663   2,460,902
    Petronet LNG, Ltd....................................  5,505,789  17,627,616
    Pfizer, Ltd..........................................     76,319   3,261,445
    Phillips Carbon Black, Ltd...........................    621,818   1,536,285
    Phoenix Mills, Ltd.(The).............................    318,160   2,665,923
    PI Industries, Ltd...................................    581,800   7,090,008
    Pidilite Industries, Ltd.............................    775,250  12,220,732
    Piramal Enterprises, Ltd.............................    370,826  10,555,950
    PNB Housing Finance, Ltd.............................     42,578     540,632
    PNC Infratech, Ltd...................................     44,892      89,595
    Poly Medicure, Ltd...................................     53,069     160,820
    Polyplex Corp., Ltd..................................     55,289     380,667
    Power Finance Corp., Ltd.............................  5,673,884   8,242,614
    Power Grid Corp. of India, Ltd.......................  5,364,314  14,253,512
    Power Mech Projects, Ltd.............................      7,450      87,942
*   Prabhat Dairy, Ltd...................................    260,772     219,102
    Praj Industries, Ltd.................................    873,945   1,614,626
*   Prakash Industries, Ltd..............................    650,924     789,758
    Prestige Estates Projects, Ltd.......................    760,758   2,140,594
    Pricol, Ltd..........................................     46,737      28,808
*   Prime Focus, Ltd.....................................     99,429      77,951

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
INDIA -- (Continued)
    Prism Johnson, Ltd...................................    419,103 $    420,546
    Procter & Gamble Hygiene & Health Care, Ltd..........     29,714    4,148,311
    PSP Projects, Ltd....................................     11,848       63,660
    PTC India Financial Services, Ltd....................  2,322,366      486,262
    PTC India, Ltd.......................................  2,755,823    3,016,376
*   Punjab & Sind Bank...................................    142,955       56,999
*   Punjab National Bank.................................  4,436,746    4,853,002
    Puravankara, Ltd.....................................    339,295      342,899
    PVR, Ltd.............................................    271,563    6,142,552
    Quick Heal Technologies, Ltd.........................    169,473      452,861
    Radico Khaitan, Ltd..................................    513,495    2,962,665
    Rain Commodities, Ltd................................  1,540,045    2,586,867
    Rajesh Exports, Ltd..................................    626,266    5,362,512
    Rallis India, Ltd....................................    690,266    1,559,987
    Ramco Cements, Ltd. (The)............................    651,764    5,540,206
    Ramco Industries, Ltd................................    140,560      397,627
*   Ramco Systems, Ltd...................................     35,975      117,585
    Ramkrishna Forgings, Ltd.............................    108,442      742,624
*   Ramky Infrastructure, Ltd............................     52,182       99,936
    Rane Holdings, Ltd...................................     10,898      155,828
    Rashtriya Chemicals & Fertilizers, Ltd...............  1,574,929    1,412,472
    Ratnamani Metals & Tubes, Ltd........................     39,094      482,310
*   RattanIndia Power, Ltd...............................  4,006,047      203,891
    Raymond, Ltd.........................................    352,800    3,735,142
    RBL Bank, Ltd........................................    555,669    4,430,088
    REC, Ltd.............................................  7,282,092   12,759,552
    Redington India, Ltd.................................  1,558,438    1,604,927
    Relaxo Footwears, Ltd................................     95,483      992,599
    Reliance Capital, Ltd................................  1,198,664    3,274,962
*   Reliance Communications, Ltd......................... 13,612,260    2,310,328
    Reliance Home Finance, Ltd...........................  1,367,589      680,384
    Reliance Industries, Ltd.............................  8,925,425  154,361,937
    Reliance Industries, Ltd.............................     31,122    1,072,153
    Reliance Infrastructure, Ltd.........................  1,022,967    3,875,976
*   Reliance Power, Ltd..................................  7,410,211    2,762,132
    Repco Home Finance, Ltd..............................    453,524    2,563,518
    Responsive Industries, Ltd...........................      9,117       11,606
    Rico Auto Industries, Ltd............................    452,332      395,604
    RP SG Retail, Ltd....................................    401,687      983,884
*   RP-SG Business Process Services, Ltd.................    133,896      794,111
*   Ruchi Soya Industries, Ltd...........................    695,742       68,273
    Rushil Decor, Ltd....................................     13,161       90,080
    Sadbhav Engineering, Ltd.............................    452,244    1,231,993
    Sadbhav Infrastructure Project, Ltd..................     69,153       85,651
    Sagar Cements, Ltd...................................      4,371       35,875
*   Sanghi Industries, Ltd...............................    140,121      113,398
*   Sanghvi Movers, Ltd..................................     30,989       41,734
    Sanofi India, Ltd....................................     46,749    4,252,205
*   Sanwaria Consumer, Ltd...............................    374,428       51,024
    Sarda Energy & Minerals, Ltd.........................     17,271       58,205
    Saregama India, Ltd..................................     29,176      246,791
    Sasken Technologies, Ltd.............................     22,710      202,281
    Savita Oil Technologies, Ltd.........................        491        6,974
    Schaeffler India, Ltd................................     28,128    2,081,463
*   Sequent Scientific, Ltd..............................     98,466      115,454
    Seshasayee Paper & Boards, Ltd.......................        621        8,960
    SH Kelkar & Co., Ltd.................................    108,524      255,366
    Shankara Building Products, Ltd......................     37,658      208,437
    Shanthi Gears, Ltd...................................     11,262       19,326

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
INDIA -- (Continued)
    Sharda Cropchem, Ltd.................................    123,091 $   548,014
    Sharda Motor Industries, Ltd.........................      6,180     111,421
    Shemaroo Entertainment, Ltd..........................     14,915      77,278
    Shilpa Medicare, Ltd.................................     49,655     266,167
*   Shipping Corp. of India, Ltd.........................  1,401,161     804,609
    Shoppers Stop, Ltd...................................     89,085     644,823
    Shree Cement, Ltd....................................     37,366   8,294,841
    Shriram City Union Finance, Ltd......................     27,240     640,374
*   Shriram EPC, Ltd.....................................     65,499       9,035
    Shriram Transport Finance Co., Ltd...................    863,969  12,393,864
*   Sical Logistics, Ltd.................................     60,040     115,357
    Siemens, Ltd.........................................    185,491   2,690,852
    Simplex Infrastructures, Ltd.........................     55,290     123,187
    Sintex Industries, Ltd...............................  3,121,469     431,964
*   Sintex Plastics Technology, Ltd......................  4,138,720   1,200,699
*   SITI Networks, Ltd...................................    893,213      82,394
    Siyaram Silk Mills, Ltd..............................     40,259     193,264
    SJVN, Ltd............................................  3,189,880   1,088,247
    SKF India, Ltd.......................................     94,193   2,541,660
    Skipper, Ltd.........................................    252,687     243,065
    SML ISUZU, Ltd.......................................     63,908     533,765
*   Snowman Logistics, Ltd...............................    124,586      54,976
    Sobha, Ltd...........................................    530,810   3,513,113
    Solar Industries India, Ltd..........................    123,958   1,780,218
*   Solara Active Pharma Sciences, Ltd...................     53,545     286,973
    Somany Ceramics, Ltd.................................     70,607     341,013
    Sonata Software, Ltd.................................    741,920   3,360,191
    South Indian Bank, Ltd. (The)........................  7,335,496   1,367,118
    Srei Infrastructure Finance, Ltd.....................  1,800,914     746,281
    SRF, Ltd.............................................    233,885   6,605,136
    Srikalahasthi Pipes, Ltd.............................     93,554     240,126
    Star Cement, Ltd.....................................    136,649     179,260
*   State Bank of India..................................  4,136,981  17,211,848
*   State Bank of India, GDR.............................     13,057     543,536
*   Steel Authority of India, Ltd........................  4,131,035   2,745,657
    Sterlite Technologies, Ltd...........................  1,576,909   5,452,729
    Strides Pharma Science, Ltd..........................    410,969   2,663,589
    Subros, Ltd..........................................    170,664     571,263
    Sudarshan Chemical Industries........................    278,778   1,258,482
    Sun Pharmaceutical Industries, Ltd...................  2,020,036  11,986,529
    Sun TV Network, Ltd..................................    995,431   7,440,758
    Sundaram Finance Holdings, Ltd.......................     91,918     117,382
    Sundaram Finance, Ltd................................    104,006   2,049,842
    Sundaram-Clayton, Ltd................................      5,683     235,307
    Sundram Fasteners, Ltd...............................    787,785   5,816,748
    Sunteck Realty, Ltd..................................    318,061   1,546,746
    Suprajit Engineering, Ltd............................    238,438     665,090
    Supreme Industries, Ltd..............................    394,742   5,527,131
    Supreme Petrochem, Ltd...............................    230,846     626,670
    Surya Roshni, Ltd....................................    190,080     594,812
    Sutlej Textiles and Industries, Ltd..................     50,403      28,084
    Suven Life Sciences, Ltd.............................    476,061   1,296,584
*   Suzlon Energy, Ltd................................... 20,679,561   1,400,184
    Swan Energy, Ltd.....................................     50,703      69,007
    Swaraj Engines, Ltd..................................     20,336     412,504
    Symphony, Ltd........................................    112,692   1,848,923
*   Syndicate Bank.......................................  2,787,165   1,450,156
    Syngene International, Ltd...........................    234,989   1,913,413
    TAKE Solutions, Ltd..................................    720,911   1,413,180

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
INDIA -- (Continued)
    Tamil Nadu Newsprint & Papers, Ltd...................    218,195 $    674,099
    Tasty Bite Eatables, Ltd.............................        225       25,714
    Tata Chemicals, Ltd..................................    859,582    8,159,043
    Tata Communications, Ltd.............................    709,341    4,988,792
    Tata Consultancy Services, Ltd.......................  3,896,968  110,289,420
    Tata Elxsi, Ltd......................................    226,824    2,795,792
    Tata Global Beverages, Ltd...........................  3,325,745    9,506,346
    Tata Metaliks, Ltd...................................    162,744    1,405,268
#*  Tata Motors, Ltd., Sponsored ADR.....................    247,865    3,239,596
*   Tata Motors, Ltd..................................... 13,285,993   33,897,224
    Tata Power Co., Ltd. (The)...........................  7,686,521    7,719,907
    Tata Sponge Iron, Ltd................................     63,846      677,742
    Tata Steel, Ltd......................................  4,327,725   29,178,321
*   Tata Teleservices Maharashtra, Ltd...................  2,509,937      127,228
    TCI Express, Ltd.....................................    165,342    1,435,505
    Tech Mahindra, Ltd...................................  3,457,922   35,610,731
*   Techno Electric & Engineering Co., Ltd...............    264,914      901,423
*   Tejas Networks, Ltd..................................     24,914       55,847
    Texmaco Rail & Engineering, Ltd......................    681,891      543,391
    Thermax, Ltd.........................................    157,398    2,420,184
    Thirumalai Chemicals, Ltd............................    761,920      843,370
    Thomas Cook India, Ltd...............................    338,415    1,049,770
    Thyrocare Technologies, Ltd..........................     63,025      484,065
    TI Financial Holdings, Ltd...........................    467,852    2,914,107
    Tide Water Oil Co India, Ltd.........................      5,718      410,827
    Time Technoplast, Ltd................................  1,022,942    1,391,720
    Timken India, Ltd....................................    168,865    1,342,540
    Tinplate Co. of India, Ltd. (The)....................    366,355      725,289
    Titagarh Wagons, Ltd.................................    530,117      511,217
    Titan Co., Ltd.......................................  1,325,225   18,654,815
    Torrent Pharmaceuticals, Ltd.........................    366,183    9,416,753
    Torrent Power, Ltd...................................  1,520,927    5,282,626
    Tourism Finance Corp. of India, Ltd..................    137,662      258,572
    Transport Corp. of India, Ltd........................    357,411    1,397,449
    Trent, Ltd...........................................    335,830    1,679,059
    Trident, Ltd.........................................  1,185,536    1,114,792
*   Triveni Engineering & Industries, Ltd................  1,082,175      641,245
    Triveni Turbine, Ltd.................................    701,543    1,048,520
    TTK Prestige, Ltd....................................     26,588    2,847,377
    Tube Investments of India, Ltd.......................    468,285    2,233,226
    TV Today Network, Ltd................................    297,942    1,471,689
*   TV18 Broadcast, Ltd..................................  4,882,487    2,253,083
    TVS Motor Co., Ltd...................................    875,127    6,155,396
    TVS Srichakra, Ltd...................................     22,634      745,298
*   UCO Bank.............................................  2,536,945      686,860
    Uflex, Ltd...........................................    365,036    1,295,398
    UFO Moviez India, Ltd................................     91,796      316,877
    UltraTech Cement, Ltd................................    225,437   11,176,895
    Unichem Laboratories, Ltd............................    277,871      800,452
*   Union Bank of India..................................  2,281,710    2,675,029
    Uniply Industries, Ltd...............................     31,980       23,630
*   Unitech, Ltd......................................... 14,967,468      338,016
    United Breweries, Ltd................................    477,376    9,738,423
*   United Spirits, Ltd..................................  1,664,465   12,625,757
    UPL, Ltd.............................................  3,373,321   37,332,433
*   V2 Retail, Ltd.......................................     47,260      176,518
    VA Tech Wabag, Ltd...................................    295,520    1,240,158
    Vaibhav Global, Ltd..................................     26,108      243,431
    Vakrangee, Ltd.......................................  2,783,260    1,693,776

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES       VALUE>>
                                                          ----------- --------------
INDIA -- (Continued)
    Vardhman Textiles, Ltd...............................     156,301 $    2,350,391
    Vedanta, Ltd.........................................  14,211,658     39,787,049
    Vedanta, Ltd., ADR...................................     402,259      4,493,233
    Venky's India, Ltd...................................      74,810      2,616,255
    Vesuvius India, Ltd..................................       8,399        136,003
    V-Guard Industries, Ltd..............................   1,512,553      4,192,665
    Vijaya Bank..........................................   2,778,457      1,732,417
    Vinati Organics, Ltd.................................     122,711      2,716,673
    Vindhya Telelinks, Ltd...............................       8,455        191,636
    VIP Industries, Ltd..................................     778,121      5,258,733
    Visaka Industries, Ltd...............................       8,808         46,190
    V-Mart Retail, Ltd...................................      51,305      1,841,896
*   Vodafone Idea, Ltd...................................  17,028,286      7,228,332
    Voltas, Ltd..........................................     441,791      3,362,317
    VRL Logistics, Ltd...................................     416,735      1,620,578
    VST Industries, Ltd..................................      25,551      1,157,670
    VST Tillers Tractors, Ltd............................      10,274        233,812
    WABCO India, Ltd.....................................      29,895      2,619,616
    Welspun Corp., Ltd...................................   1,136,481      1,669,692
    Welspun Enterprises, Ltd.............................     547,202        758,301
    Welspun India, Ltd...................................   3,299,742      2,804,359
    West Coast Paper Mills, Ltd..........................     270,547      1,046,253
    Wheels India, Ltd....................................       4,388         49,669
    Whirlpool of India, Ltd..............................     142,091      2,981,006
    Wipro, Ltd...........................................   4,727,163     24,511,720
*   Wockhardt, Ltd.......................................     337,442      2,101,022
    Wonderla Holidays, Ltd...............................      58,499        233,384
    Yes Bank, Ltd........................................  11,961,067     32,821,698
    Zee Entertainment Enterprises, Ltd...................   2,291,722     12,223,095
    Zee Learn, Ltd.......................................     431,939        168,502
*   Zee Media Corp., Ltd.................................   1,064,318        222,916
    Zensar Technologies, Ltd.............................     653,841      2,063,375
*   Zuari Agro Chemicals, Ltd............................      17,382         53,400
    Zydus Wellness, Ltd..................................      58,987      1,057,068
                                                                      --------------
TOTAL INDIA..............................................              3,289,094,747
                                                                      --------------
INDONESIA -- (3.0%)
    Ace Hardware Indonesia Tbk PT........................  77,547,300      9,446,143
    Adaro Energy Tbk PT.................................. 200,665,100     20,053,378
    Adhi Karya Persero Tbk PT............................  26,577,479      3,117,617
*   Agung Podomoro Land Tbk PT...........................  82,632,200      1,124,924
    AKR Corporindo Tbk PT................................  11,621,800      4,378,477
*   Alam Sutera Realty Tbk PT............................ 146,286,300      3,731,161
*   Alfa Energi Investama Tbk PT.........................      34,700         17,636
    Aneka Tambang Tbk PT................................. 120,219,619      8,349,073
    Arwana Citramulia Tbk PT.............................  18,995,100        645,705
    Asahimas Flat Glass Tbk PT...........................     476,500        156,563
    Astra Agro Lestari Tbk PT............................   4,783,222      4,795,967
    Astra Graphia Tbk PT.................................   2,554,000        258,532
    Astra International Tbk PT...........................  96,796,300     58,721,634
    Astra Otoparts Tbk PT................................     491,300         55,080
*   Astrindo Nusantara Infrastructure Tbk PT.............  23,591,300         84,475
*   Asuransi Kresna Mitra Tbk PT.........................   1,008,600         49,462
*   Bakrie and Brothers Tbk PT...........................   1,971,645          7,054
*   Bakrie Telecom Tbk PT................................  35,294,139        126,299
*   Bank Artha Graha Internasional Tbk PT................  18,584,000        107,795
*   Bank Bukopin Tbk.....................................  54,526,400      1,423,235
    Bank Central Asia Tbk PT.............................  27,523,400     55,677,460
    Bank Danamon Indonesia Tbk PT........................  12,730,654      8,302,056

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES        VALUE>>
                                                          -----------   -----------
INDONESIA -- (Continued)
*   Bank Ina Perdana PT..................................   2,332,500   $    98,677
    Bank Mandiri Persero Tbk PT..........................  44,763,136    23,989,633
    Bank Maybank Indonesia Tbk PT........................   3,700,300        65,263
    Bank Negara Indonesia Persero Tbk PT.................  43,740,130    28,538,580
*   Bank Pan Indonesia Tbk PT............................  39,963,100     4,035,414
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT.  38,014,500     6,349,034
    Bank Pembangunan Daerah Jawa Timur Tbk PT............  49,257,600     2,629,364
*   Bank Permata Tbk PT..................................  39,995,019     2,892,838
    Bank Rakyat Indonesia Agroniaga Tbk PT...............     818,600        19,816
    Bank Rakyat Indonesia Persero Tbk PT................. 281,291,900    77,971,247
    Bank Tabungan Negara Persero Tbk PT..................  48,333,235     9,522,584
    Barito Pacific Tbk PT................................  62,476,100    11,701,635
    Bayan Resources Tbk PT...............................     949,000     1,288,987
    Bekasi Fajar Industrial Estate Tbk PT................  54,662,100     1,026,904
    BISI International Tbk PT............................  12,624,712     1,297,183
    Blue Bird Tbk PT.....................................     389,300        74,673
*   Buana Lintas Lautan Tbk PT...........................   1,360,400        12,865
    Bukit Asam Tbk PT....................................  40,830,500    12,632,737
*   Bumi Resources Tbk PT................................  73,157,800       883,278
*   Bumi Serpong Damai Tbk PT............................  61,457,700     5,871,114
*   Bumi Teknokultura Unggul Tbk PT......................  23,841,400       231,763
    Catur Sentosa Adiprana Tbk PT........................     864,200        34,105
    Charoen Pokphand Indonesia Tbk PT....................  45,566,660    24,152,934
    Ciputra Development Tbk PT........................... 129,840,515     9,081,888
*   Citra Marga Nusaphala Persada Tbk PT.................  13,387,781     1,288,751
*   City Retail Developments Tbk PT......................  11,633,200        74,930
*   Clipan Finance Indonesia Tbk PT......................   2,919,000        68,225
*   Delta Dunia Makmur Tbk PT............................  93,016,100     4,310,406
    Dharma Satya Nusantara Tbk PT........................   3,624,400       103,870
*   Eagle High Plantations Tbk PT........................ 152,987,200     2,192,807
    Elnusa Tbk PT........................................  58,342,800     1,523,266
*   Energi Mega Persada Tbk PT...........................  38,197,501       216,388
    Erajaya Swasembada Tbk PT............................  18,170,300     2,986,780
    Fajar Surya Wisesa Tbk PT............................     911,100       496,376
*   Gajah Tunggal Tbk PT.................................  22,659,200     1,300,739
*   Garuda Indonesia Persero Tbk PT......................  48,202,653     1,567,134
    Global Mediacom Tbk PT............................... 101,882,900     2,686,985
    Gudang Garam Tbk PT..................................   3,528,800    21,137,063
*   Hanson International Tbk PT.......................... 530,314,700     4,098,592
    Harum Energy Tbk PT..................................  11,509,900     1,445,117
    Hexindo Adiperkasa Tbk PT............................     615,356       134,774
*   Holcim Indonesia Tbk PT..............................  13,118,400     1,857,548
    Indah Kiat Pulp & Paper Corp. Tbk PT.................  19,903,100    18,636,264
    Indika Energy Tbk PT.................................  20,449,000     3,131,146
    Indo Tambangraya Megah Tbk PT........................   4,377,100     7,158,906
    Indocement Tunggal Prakarsa Tbk PT...................   5,532,000     7,626,202
*   Indofarma Persero Tbk PT.............................     155,600        55,595
    Indofood CBP Sukses Makmur Tbk PT....................  10,648,700     8,230,697
    Indofood Sukses Makmur Tbk PT........................  46,150,600    25,669,865
    Indomobil Sukses Internasional Tbk PT................   4,783,400     1,128,391
*   Indo-Rama Synthetics Tbk PT..........................     151,200        74,919
    Indosat Tbk PT.......................................   7,329,600     1,437,874
    Industri dan Perdagangan Bintraco Dharma Tbk PT......     512,800        98,821
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT.........   9,419,400       552,855
*   Inti Agri Resources Tbk PT...........................  10,879,700       180,816
*   Intiland Development Tbk PT..........................  93,151,000     2,146,988
    Japfa Comfeed Indonesia Tbk PT.......................  55,559,600    11,669,613
    Jasa Marga Persero Tbk PT............................  14,394,493     5,093,738
    Jaya Real Property Tbk PT............................   2,122,900        88,211

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                         SHARES      VALUE>>
                                                                       ----------- -----------
INDONESIA -- (Continued)
     Kalbe Farma Tbk PT...............................................  87,111,000 $ 9,983,745
  *  Kapuas Prima Coal Tbk PT.........................................     775,200      92,932
  *  Kawasan Industri Jababeka Tbk PT................................. 156,386,645   2,913,718
     KMI Wire & Cable Tbk PT..........................................  27,809,200     609,385
  *  Krakatau Steel Persero Tbk PT....................................  45,879,637   1,624,127
  *  Kresna Graha Investama Tbk PT.................................... 102,496,100   4,551,908
     Link Net Tbk PT..................................................   3,889,000   1,214,181
  *  Lippo Cikarang Tbk PT............................................   6,030,200   1,029,274
     Lippo Karawaci Tbk PT............................................ 175,117,262   3,504,957
     Malindo Feedmill Tbk PT..........................................  11,546,000   1,455,184
     Matahari Department Store Tbk PT.................................  17,601,400   8,848,029
  *  Matahari Putra Prima Tbk PT......................................   7,285,272      95,035
     Mayora Indah Tbk PT..............................................  43,837,125   8,105,731
  *  Medco Energi Internasional Tbk PT................................  99,815,500   7,243,641
     Media Nusantara Citra Tbk PT.....................................  52,115,893   3,162,379
  *  Mega Manunggal Property Tbk PT...................................   2,062,900      71,181
     Metrodata Electronics Tbk PT.....................................   1,379,200      88,431
     Metropolitan Kentjana Tbk PT.....................................      11,400      13,857
  *  Minna Padi Investama Sekuritas Tbk PT............................     121,800       5,846
     Mitra Adiperkasa Tbk PT.......................................... 103,634,000   7,455,849
  *  Mitra Keluarga Karyasehat Tbk PT.................................   9,490,000   1,025,056
  *  Mitra Pinasthika Mustika Tbk PT..................................   3,423,800     223,329
  *  MNC Investama Tbk PT............................................. 192,282,200   1,072,873
  *  MNC Land Tbk PT..................................................     269,000       2,604
  *  MNC Sky Vision Tbk PT............................................   2,016,100     132,022
     Modernland Realty Tbk PT.........................................  46,248,000     748,414
  *  Multipolar Tbk PT................................................  47,735,800     407,290
  *  Multistrada Arah Sarana Tbk PT...................................   3,155,000     171,838
     Nippon Indosari Corpindo Tbk PT..................................  20,079,589   1,754,615
     Pabrik Kertas Tjiwi Kimia Tbk PT.................................   4,479,700   4,340,209
     Pakuwon Jati Tbk PT.............................................. 190,453,100   8,872,193
     Pan Brothers Tbk PT..............................................  42,792,100   1,698,380
  *  Panin Financial Tbk PT........................................... 204,189,400   4,454,953
  *  Panin Insurance Tbk PT...........................................   5,563,300     454,521
  *  Pelat Timah Nusantara Tbk PT.....................................     115,100      26,064
  *  Pelayaran Tamarin Samudra Tbk PT.................................   1,569,300     503,948
     Perusahaan Gas Negara Persero Tbk................................  61,191,000  11,303,131
     Perusahaan Perkebunan London Sumatra Indonesia Tbk PT............  49,857,500   5,247,880
  *  Pool Advista Indonesia Tbk PT....................................   8,941,700   2,976,088
     PP Persero Tbk PT................................................  38,857,490   6,530,799
     PP Properti Tbk PT...............................................  46,527,400     527,009
     Puradelta Lestari Tbk PT.........................................   7,079,400     106,453
     Ramayana Lestari Sentosa Tbk PT..................................  32,845,200   3,694,848
     Resource Alam Indonesia Tbk PT...................................   2,034,000      49,581
  *  Rimo International Lestari Tbk PT................................  91,461,300     877,222
     Rukun Raharja Tbk PT.............................................   2,153,700      60,218
     Salim Ivomas Pratama Tbk PT......................................  45,348,200   1,656,753
     Sampoerna Agro PT................................................   5,442,659     899,020
     Sarana Menara Nusantara Tbk PT...................................   3,999,100     242,004
     Sawit Sumbermas Sarana Tbk PT....................................  59,535,700   5,051,083
     Selamat Sempurna Tbk PT..........................................  15,576,100   1,683,989
     Semen Baturaja Persero Tbk PT....................................  13,569,800   1,578,614
     Semen Indonesia Persero Tbk PT...................................  14,758,200  13,411,422
  *  Sentul City Tbk PT............................................... 285,431,400   2,525,082
  *  Siloam International Hospitals Tbk PT............................   1,935,525     447,234
     Sinar Mas Multiartha Tbk PT......................................     278,500     145,005
  *  Sitara Propertindo Tbk PT........................................  18,115,300   1,108,469
  *  Smartfren Telecom Tbk PT.........................................   7,672,700      80,692
     Sri Rejeki Isman Tbk PT.......................................... 153,300,900   3,728,238

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES      VALUE>>
                                                          ----------- ------------
INDONESIA -- (Continued)
*   Sugih Energy Tbk PT..................................  58,447,900 $     29,281
    Sumber Alfaria Trijaya Tbk PT........................     969,100       55,803
    Summarecon Agung Tbk PT..............................  78,251,464    5,805,012
    Surya Citra Media Tbk PT.............................  40,396,800    5,466,037
*   Surya Esa Perkasa Tbk PT.............................   1,084,400       31,561
    Surya Semesta Internusa Tbk PT.......................  63,018,100    2,201,909
    Telekomunikasi Indonesia Persero Tbk PT..............  55,290,600   15,430,427
#   Telekomunikasi Indonesia Persero Tbk PT, Sponsored
      ADR................................................     937,901   26,233,091
    Tempo Scan Pacific Tbk PT............................     782,200       85,294
*   Tiga Pilar Sejahtera Food Tbk........................  35,980,639      324,463
    Timah Tbk PT.........................................  46,839,367    4,322,055
    Tiphone Mobile Indonesia Tbk PT......................  20,448,600    1,203,662
    Total Bangun Persada Tbk PT..........................  12,914,800      545,952
*   Totalindo Eka Persada Tbk PT.........................  19,957,400    1,137,379
    Tower Bersama Infrastructure Tbk PT..................  13,598,100    4,794,702
*   Trada Alam Minera Tbk PT............................. 131,065,900    1,993,612
*   Trias Sentosa Tbk PT.................................   3,690,500      107,333
    Tunas Baru Lampung Tbk PT............................  25,235,200    1,743,882
    Tunas Ridean Tbk PT..................................   8,038,500      673,102
    Ultrajaya Milk Industry & Trading Co. Tbk PT.........  10,463,800      892,399
    Unilever Indonesia Tbk PT............................   4,838,500   17,312,498
    United Tractors Tbk PT...............................  12,150,746   22,409,685
*   Vale Indonesia Tbk PT................................  24,877,750    6,900,205
*   Visi Media Asia Tbk PT...............................  76,194,500      928,428
    Waskita Beton Precast Tbk PT......................... 129,530,200    3,571,301
    Waskita Karya Persero Tbk PT.........................  60,911,451    8,648,771
    Wijaya Karya Beton Tbk PT............................  39,387,500    1,139,607
    Wijaya Karya Persero Tbk PT..........................  41,971,422    5,713,153
*   XL Axiata Tbk PT.....................................  34,860,800    5,413,046
                                                                      ------------
TOTAL INDONESIA..........................................              842,505,077
                                                                      ------------
MALAYSIA -- (2.9%)
#   7-Eleven Malaysia Holdings Bhd, Class B..............   2,157,773      748,292
#   Aeon Co. M Bhd.......................................   5,110,800    1,939,400
    AEON Credit Service M Bhd............................     833,640    3,250,074
    AFFIN Bank Bhd.......................................   4,133,066    2,238,214
    AirAsia Group Bhd....................................  18,771,600   13,993,513
#*  AirAsia X Bhd........................................  30,388,100    2,156,702
    Ajinomoto Malaysia Bhd...............................      37,200      169,994
    Alliance Bank Malaysia Bhd...........................   8,272,300    8,588,451
    Allianz Malaysia Bhd.................................      16,400       54,385
    AMMB Holdings Bhd....................................  12,884,650   14,206,827
    Amway Malaysia Holdings Bhd..........................     101,900      146,014
#   Ann Joo Resources Bhd................................   2,329,050      772,277
    APM Automotive Holdings Bhd..........................     189,700      128,327
#   Astro Malaysia Holdings Bhd..........................   9,915,100    4,077,297
#   Axiata Group Bhd.....................................  18,254,908   17,960,338
*   Bahvest Resources Bhd................................     731,500       86,067
    Batu Kawan Bhd.......................................     384,650    1,597,241
    Benalec Holdings Bhd.................................   4,820,200      218,434
*   Berjaya Assets Bhd...................................   1,549,900      113,922
#*  Berjaya Corp. Bhd....................................  39,012,163    2,623,101
    Berjaya Food Bhd.....................................     211,900       69,462
*   Berjaya Land Bhd.....................................   3,329,400      229,495
    Berjaya Sports Toto Bhd..............................   6,449,398    3,563,006
*   Bermaz Auto Bhd......................................   6,506,600    3,483,341
    BIMB Holdings Bhd....................................   4,282,099    3,927,505
    Bonia Corp. Bhd......................................   3,672,200      228,125
#*  Borneo Oil Bhd.......................................   9,879,600       97,940

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
MALAYSIA -- (Continued)
    Boustead Holdings Bhd................................  4,829,231 $ 1,724,300
    Boustead Plantations Bhd.............................  2,884,700     655,593
    British American Tobacco Malaysia Bhd................    913,600   8,581,302
#*  Bumi Armada Bhd...................................... 30,448,050   1,490,051
    Bursa Malaysia Bhd...................................  6,493,400  11,594,559
    CAB Cakaran Corp. Bhd................................  2,175,800     279,220
#   Cahya Mata Sarawak Bhd...............................  5,142,600   3,865,200
    Can-One Bhd..........................................    637,500     404,307
#   Carlsberg Brewery Malaysia Bhd, Class B..............  1,369,000   6,857,351
    CB Industrial Product Holding Bhd....................  3,066,720     824,807
#   CCM Duopharma Biotech Bhd............................    972,116     236,116
    CIMB Group Holdings Bhd.............................. 15,206,870  20,933,266
    CJ Century Logistics Holdings Bhd, Class B...........    174,800      20,511
*   Coastal Contracts Bhd................................  1,852,777     376,168
#   Comfort Glove Bhd....................................    307,200      64,851
*   CRG, Inc. Bhd........................................  4,050,400      39,555
#   CSC Steel Holdings Bhd...............................  1,215,100     323,090
    Cypark Resources Bhd.................................  2,561,550   1,029,565
#   D&O Green Technologies Bhd...........................  7,692,000   1,348,815
#*  Dagang NeXchange Bhd................................. 13,846,300     833,533
    Daibochi Bhd.........................................     90,432      36,318
#   Datasonic Group Bhd..................................  6,968,000     768,882
#*  Dayang Enterprise Holdings Bhd.......................  3,327,612     485,128
    Dialog Group Bhd.....................................  8,683,584   6,371,946
    DiGi.Com Bhd......................................... 12,985,320  14,837,748
#   DRB-Hicom Bhd........................................ 11,101,600   4,409,452
    Dutch Lady Milk Industries Bhd.......................     81,000   1,228,836
#*  Eastern & Oriental Bhd...............................  8,426,953   2,226,777
*   Eco World Development Group Bhd......................  5,475,600   1,232,513
*   Eco World International Bhd..........................    504,300      92,582
#   Econpile Holdings Bhd................................ 11,230,600   1,239,473
    Ekovest BHD.......................................... 14,249,450   1,816,353
    Engtex Group Bhd.....................................    938,500     191,303
#   Evergreen Fibreboard Bhd.............................  6,808,950     633,701
    FGV Holdings Bhd..................................... 21,123,700   5,171,562
    Fraser & Neave Holdings Bhd..........................    225,000   1,870,450
    Frontken Corp. Bhd................................... 10,028,200   2,079,853
#   Gabungan AQRS Bhd....................................  3,180,400     704,313
#   Gadang Holdings Bhd..................................  7,124,700     960,399
    Gamuda Bhd...........................................  9,048,200   6,105,467
#   Gas Malaysia Bhd.....................................    568,700     392,152
    Genting Bhd.......................................... 15,409,100  26,161,059
    Genting Malaysia Bhd................................. 10,382,700   8,366,730
#   Genting Plantations Bhd..............................  1,177,900   2,939,151
#   George Kent Malaysia Bhd.............................  5,691,187   1,508,926
#   Globetronics Technology Bhd..........................  6,838,845   3,221,826
    Glomac Bhd...........................................  3,585,040     325,123
    Guan Chong Bhd.......................................    266,400     220,791
    GuocoLand Malaysia Bhd...............................    910,900     172,503
#   Hai-O Enterprise Bhd.................................  1,922,100   1,306,216
    HAP Seng Consolidated Bhd............................  6,287,240  15,166,785
    Hap Seng Plantations Holdings Bhd....................  1,441,000     634,605
#   Hartalega Holdings Bhd...............................  8,815,200  11,664,322
#   Heineken Malaysia Bhd................................    879,200   4,474,446
#   Hengyuan Refining Co. Bhd............................  1,495,800   1,762,616
#   HeveaBoard Bhd.......................................  5,229,900     805,697
    Hiap Teck Venture Bhd................................ 10,677,200     732,897
*   Hibiscus Petroleum Bhd...............................  6,806,700   1,603,834
    Hock Seng LEE Bhd....................................  1,486,113     512,487

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
MALAYSIA -- (Continued)
    Hong Leong Bank Bhd..................................  1,616,965 $ 8,166,899
    Hong Leong Financial Group Bhd.......................  1,455,298   7,015,134
    Hong Leong Industries Bhd............................    539,500   1,204,918
#   HSS Engineers Bhd....................................  1,854,700     450,535
*   Hua Yang Bhd.........................................  1,348,752     123,684
*   Hume Industries Bhd..................................     26,236       3,173
#   Hup Seng Industries Bhd..............................  1,288,500     314,460
    I-Bhd................................................  1,185,700     120,252
    IGB Bhd..............................................    478,372     292,712
    IHH Healthcare Bhd...................................  5,369,300   7,374,732
    IJM Corp. Bhd........................................ 22,037,026   9,854,699
    IJM Plantations Bhd..................................  1,227,800     489,711
    Inari Amertron Bhd................................... 23,857,032   8,791,468
    Inch Kenneth Kajang Rubber P.L.C.....................    113,000      17,681
    Insas Bhd............................................  6,054,502   1,140,867
    IOI Corp. Bhd........................................ 11,884,077  13,525,913
#   IOI Properties Group Bhd.............................  9,094,419   3,471,968
*   Iris Corp. Bhd....................................... 16,047,400     511,378
#*  Iskandar Waterfront City Bhd.........................  6,155,400     656,363
#*  JAKS Resources Bhd...................................  5,614,600     708,033
#   Jaya Tiasa Holdings Bhd..............................  4,537,539     637,965
#   JCY International Bhd................................  6,295,800     300,906
#   JHM Consolidation Bhd................................  1,088,100     236,847
#   Karex Bhd............................................  2,393,725     222,853
    Keck Seng Malaysia Bhd...............................    320,700     344,248
    Kenanga Investment Bank Bhd..........................  1,779,386     244,022
#   Kerjaya Prospek Group Bhd............................  2,068,960     637,384
    Kesm Industries Bhd..................................     58,600     126,274
    Kian JOO CAN Factory Bhd.............................  1,828,780   1,253,827
#   Kim Loong Resources Bhd..............................    865,260     264,525
    Kimlun Corp. Bhd.....................................    856,102     237,220
#*  KNM Group Bhd........................................ 23,879,781     527,087
    Kossan Rubber Industries.............................  7,212,200   6,695,827
    KPJ Healthcare Bhd................................... 11,377,500   3,002,271
    Kretam Holdings Bhd..................................  4,698,400     448,305
*   KSL Holdings Bhd.....................................  6,624,211   1,394,940
    Kuala Lumpur Kepong Bhd..............................  1,568,722   9,454,507
    Kumpulan Fima BHD....................................    909,400     356,285
    Kumpulan Perangsang Selangor Bhd.....................  2,409,561     791,781
*   Kwantas Corp. BHD....................................     23,900       5,067
#*  Lafarge Malaysia Bhd.................................  2,441,300   1,117,709
    Land & General Bhd................................... 20,253,120     746,913
*   Landmarks Bhd........................................  1,904,692     213,810
    LBS Bina Group Bhd...................................  8,284,300   1,376,260
#   Lii Hen Industries Bhd...............................  1,221,800     839,247
    Lingkaran Trans Kota Holdings Bhd....................  1,135,500   1,239,153
*   Lion Industries Corp. Bhd............................  3,871,900     495,393
    Lotte Chemical Titan Holding Bhd.....................     11,300      11,667
#   LPI Capital Bhd......................................    458,740   1,834,947
#   Magni-Tech Industries Bhd............................    904,000     963,615
#   Magnum Bhd...........................................  4,485,700   2,259,172
    Mah Sing Group Bhd................................... 12,688,351   2,884,351
#   Malakoff Corp. Bhd................................... 11,435,500   2,324,143
    Malayan Banking Bhd.................................. 17,314,819  40,394,348
#   Malayan Flour Mills Bhd..............................  3,975,000     506,271
*   Malayan United Industries Bhd........................  3,684,900     166,543
    Malaysia Airports Holdings Bhd.......................  5,782,145  11,384,516
    Malaysia Building Society Bhd........................ 15,616,185   3,805,172
    Malaysia Marine and Heavy Engineering Holdings Bhd...  2,804,100     452,114

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
MALAYSIA -- (Continued)
#*  Malaysian Bulk Carriers Bhd..........................  4,295,323 $   630,366
    Malaysian Pacific Industries Bhd.....................  1,163,925   2,838,721
#   Malaysian Resources Corp. Bhd........................ 20,893,100   3,480,058
#   Malton Bhd...........................................  4,585,100     543,686
#   Matrix Concepts Holdings Bhd.........................  4,114,437   1,971,809
    Maxis Bhd............................................  6,382,015   8,977,125
#   MBM Resources BHD....................................  1,264,910     791,863
#   Media Chinese International, Ltd.....................    905,600      48,746
#*  Media Prima Bhd......................................  8,518,820     804,875
    Mega First Corp. Bhd.................................  1,338,600   1,291,517
    MISC Bhd.............................................  5,939,660   9,854,453
    Mitrajaya Holdings Bhd...............................  2,660,980     197,723
*   MK Land Holdings Bhd.................................  1,160,400      50,862
#   MKH Bhd..............................................  3,015,375     895,237
#   MMC Corp. Bhd........................................  6,700,600   1,378,668
*   MNRB Holdings Bhd....................................  3,728,040   1,048,925
*   MPHB Capital Bhd.....................................    938,800     237,077
    Muda Holdings Bhd....................................    710,300     331,310
*   Mudajaya Group Bhd...................................  3,825,410     286,884
#   Muhibbah Engineering M Bhd...........................  4,046,500   2,815,728
*   Mulpha International Bhd.............................  1,885,140     815,525
#   My EG Services Bhd................................... 20,208,000   4,957,813
*   Naim Holdings Bhd....................................  1,867,450     213,266
    Nestle Malaysia Bhd..................................    108,400   3,931,648
#   NTPM Holdings Bhd....................................  1,527,800     186,220
    OCK Group Bhd........................................  2,278,500     301,159
    Oriental Holdings BHD................................    780,640   1,228,634
    OSK Holdings Bhd.....................................  8,201,067   1,824,930
#   Padini Holdings Bhd..................................  5,507,500   4,991,964
    Panasonic Manufacturing Malaysia Bhd.................     87,600     811,694
    Pantech Group Holdings Bhd...........................  1,711,000     190,189
    Paramount Corp. Bhd..................................  1,275,125     651,307
*   Parkson Holdings Bhd.................................  5,091,135     336,398
*   Pentamaster Corp. Bhd................................  2,515,520   1,942,997
*   PESTECH International Bhd............................  1,477,200     441,685
    Petron Malaysia Refining & Marketing Bhd.............    850,700   1,360,466
    Petronas Chemicals Group Bhd......................... 11,299,900  23,353,288
    Petronas Dagangan Bhd................................  1,079,700   6,974,266
    Petronas Gas Bhd.....................................  2,236,708   9,886,899
    Pharmaniaga Bhd......................................    496,780     333,641
#   PIE Industrial Bhd...................................  1,171,100     467,594
#   Pos Malaysia Bhd.....................................  2,930,300   1,384,419
    PPB Group Bhd........................................  2,480,340  11,015,917
#   Press Metal Aluminium Holdings Bhd................... 10,224,180  10,807,657
    Protasco Bhd.........................................  2,417,805     145,093
    Public Bank Bhd...................................... 11,077,811  67,103,437
    Puncak Niaga Holdings Bhd............................    474,160      41,241
    QL Resources Bhd.....................................  5,340,687   8,825,449
    Ranhill Holdings Bhd.................................    561,800     163,425
    RGB International Bhd................................  7,248,228     382,723
#   RHB Bank Bhd.........................................  5,343,719   7,096,180
*   Rimbunan Sawit Bhd...................................  1,063,700      49,165
    Salcon Bhd...........................................  6,830,068     375,544
    Sam Engineering & Equipment M Bhd....................     70,500     126,540
#*  Sapura Energy Bhd.................................... 48,272,888   3,137,196
#   Sarawak Oil Palms Bhd................................    943,791     609,847
    Scicom MSC Bhd.......................................    252,900      74,296
#   Scientex Bhd.........................................  2,442,128   5,254,535
    SEG International BHD................................    533,828      83,346

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
MALAYSIA -- (Continued)
    Selangor Dredging Bhd................................    366,400 $    59,754
#   Selangor Properties Bhd..............................     78,800     117,545
    Serba Dinamik Holdings Bhd...........................  3,479,000   3,157,271
    Shangri-La Hotels Malaysia Bhd.......................    382,300     526,976
    SHL Consolidated Bhd.................................    171,700      98,465
    Sime Darby Bhd.......................................  9,257,087   5,085,599
    Sime Darby Plantation Bhd............................ 10,082,687  12,724,235
    Sime Darby Property Bhd..............................  7,810,387   2,198,740
#*  Sino Hua-An International Bhd........................  5,822,400     258,151
    SKP Resources Bhd....................................  9,787,400   3,165,987
    SP Setia Bhd Group...................................  4,558,588   2,867,795
#   Star Media Group Bhd.................................  2,131,900     367,445
*   Sumatec Resources Bhd................................  4,417,200       5,405
    Sunway Bhd........................................... 15,279,597   6,051,627
#   Sunway Construction Group Bhd........................  3,493,519   1,333,638
#   Supermax Corp. Bhd................................... 11,040,100   4,097,748
    Suria Capital Holdings Bhd...........................    335,580     122,680
    Syarikat Takaful Malaysia Keluarga Bhd...............  3,189,700   3,287,262
*   Symphony Life Bhd....................................    138,432      12,372
    Ta Ann Holdings Bhd..................................  2,368,924   1,407,758
    TA Enterprise Bhd.................................... 12,862,100   2,059,939
#   TA Global Bhd........................................  9,633,540     625,249
#   Taliworks Corp. Bhd..................................  2,753,466     558,107
#   Tambun Indah Land Bhd................................  2,204,100     404,341
    Tan Chong Motor Holdings Bhd.........................  1,283,900     440,458
    Tasek Corp. Bhd......................................     38,700      44,558
    TDM Bhd..............................................  7,177,930     317,403
    Telekom Malaysia Bhd.................................  6,899,602   4,912,688
    Tenaga Nasional Bhd..................................  9,934,181  31,369,728
    TH Plantations Bhd...................................  1,011,640     144,363
    Thong Guan Industries Bhd............................    333,000     193,989
    TIME dotCom Bhd......................................  1,632,660   3,222,568
*   Tiong NAM Logistics Holdings.........................  1,679,194     291,442
#   Top Glove Corp. Bhd.................................. 14,688,720  17,327,759
    Tropicana Corp. Bhd..................................  5,393,290   1,145,025
    TSH Resources Bhd....................................  3,091,050     868,665
    Tune Protect Group Bhd...............................  5,151,800     776,674
#   Uchi Technologies Bhd................................  2,508,540   1,576,733
    UEM Edgenta Bhd......................................  2,626,600   1,710,825
    UEM Sunrise Bhd...................................... 19,547,445   3,610,789
#   UMW Holdings Bhd.....................................  3,596,306   5,133,493
    Unisem M Bhd.........................................     15,700      11,688
    United Malacca Bhd...................................    218,650     291,983
    United Plantations Bhd...............................    173,000   1,094,766
    United U-Li Corp. BHD................................     70,850      10,417
    UOA Development Bhd..................................  5,272,300   3,090,150
#*  Velesto Energy Bhd................................... 34,363,592   1,603,838
    ViTrox Corp. Bhd.....................................    837,900   1,373,421
#*  Vivocom International Holdings Bhd................... 12,918,833      63,020
*   Vizione Holdings Bhd.................................    242,842      59,842
    VS Industry Bhd...................................... 15,136,800   3,004,256
*   Wah Seong Corp. Bhd..................................  3,193,739     590,341
#*  WCE Holdings Bhd.....................................  1,397,100     167,117
#   WCT Holdings Bhd..................................... 11,742,147   2,324,710
    Wellcall Holdings Bhd................................  3,231,850     978,544
    Westports Holdings Bhd...............................  6,783,400   6,170,821
#   WTK Holdings Bhd.....................................  2,932,850     344,373
#   Yinson Holdings Bhd..................................  2,914,700   2,923,501
    YNH Property Bhd.....................................  4,440,593   1,379,816

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE>>
                                                                      ---------- ------------
MALAYSIA -- (Continued)
*   Yong Tai BHD.....................................................    534,300 $     43,914
    YTL Corp. Bhd.................................................... 38,665,012   10,398,349
*   YTL Land & Development Bhd.......................................    902,900       87,383
    YTL Power International Bhd...................................... 11,218,459    2,467,458
    Zhulian Corp. Bhd................................................    396,966      132,169
                                                                                 ------------
TOTAL MALAYSIA.......................................................             829,663,543
                                                                                 ------------
MEXICO -- (3.1%)
#   ALEATICA S.A.B. de C.V...........................................     43,728       52,573
#   Alfa S.A.B. de C.V., Class A..................................... 29,460,243   37,175,315
*   Alpek S.A.B. de C.V..............................................  6,104,051    8,321,856
#   Alsea S.A.B. de C.V..............................................  6,393,511   17,687,078
    America Movil S.A.B. de C.V., Sponsored ADR, Class L.............  4,015,002   64,440,782
    America Movil S.A.B. de C.V., Series L........................... 48,410,715   38,961,989
    Arca Continental S.A.B. de C.V...................................  2,516,177   14,599,215
#*  Axtel S.A.B. de C.V.............................................. 11,284,931    1,758,637
    Banco del Bajio SA...............................................    184,544      385,065
    Banco Santander Mexico SA Institucion de Banca Multiple Grupo
      Financiero Santand, ADR........................................  1,036,623    7,722,841
#   Banco Santander Mexico SA Institucion de Banca Multiple Grupo
      Financiero.....................................................
    Santand, Class B.................................................  5,558,667    8,290,509
#   Becle S.A.B. de C.V..............................................    627,074      803,426
*   Bio Pappel S.A.B. de C.V.........................................    222,356      275,354
    Bolsa Mexicana de Valores S.A.B. de C.V..........................  4,365,169    8,731,593
*   Cemex S.A.B. de C.V.............................................. 19,242,144   10,435,018
*   Cemex S.A.B. de C.V., Sponsored ADR..............................  5,092,821   27,704,947
    Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR....................    138,315    8,601,810
    Coca-Cola Femsa S.A.B. de C.V., Series L.........................    306,072    1,912,565
#   Consorcio ARA S.A.B. de C.V., Series *........................... 11,368,730    2,978,590
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR...........    409,913    3,070,248
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A.......  1,056,165      789,269
*   Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B...    222,600      193,239
    Corp. Actinver S.A.B. de C.V.....................................     61,598       41,877
    Corp. Inmobiliaria Vesta S.A.B. de C.V...........................  5,359,405    7,508,450
    Corp. Moctezuma S.A.B. de C.V....................................    392,200    1,321,878
    Credito Real S.A.B. de C.V. SOFOM ER.............................  1,604,188    1,651,817
    Cydsa S.A.B. de C.V..............................................      6,129        9,423
*   Desarrolladora Homex S.A.B. de C.V...............................    348,740        2,973
    Dine S.A.B. de C.V...............................................      7,300        4,085
    El Puerto de Liverpool S.A.B. de C.V.............................    773,275    5,066,135
#*  Elementia S.A.B. de C.V..........................................     60,292       38,782
#*  Empresas ICA S.A.B. de C.V.......................................  4,691,828       25,805
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR................    246,788       28,909
    Fomento Economico Mexicano S.A.B. de C.V.........................     10,710       97,454
    Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR.........    423,553   38,551,794
#*  Genomma Lab Internacional S.A.B. de C.V., Class B................  8,359,446    5,814,202
    Gentera S.A.B. de C.V............................................  8,097,479    5,915,715
#   Gruma S.A.B. de C.V., Class B....................................  2,290,475   27,979,555
#*  Grupo Aeromexico S.A.B. de C.V...................................  1,087,891    1,377,909
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V...............  3,255,150   18,182,095
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR.........        100        4,482
    Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR.............    168,898   15,224,466
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B.........  1,235,338   11,116,088
    Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR..............     50,793    9,241,786
    Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B..........    820,276   14,854,171
    Grupo Bimbo S.A.B. de C.V., Class A..............................  8,948,375   17,712,141
    Grupo Carso S.A.B. de C.V., Series A1............................  2,784,476   10,921,084
    Grupo Cementos de Chihuahua S.A.B. de C.V........................    549,022    3,024,721
#   Grupo Comercial Chedraui S.A. de C.V.............................  3,171,194    6,154,245

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
MEXICO -- (Continued)
#   Grupo Elektra S.A.B. de C.V..........................    295,881 $ 16,061,106
#*  Grupo Famsa S.A.B. de C.V., Class A..................  2,953,526    1,314,411
    Grupo Financiero Banorte S.A.B. de C.V............... 10,037,956   55,826,933
    Grupo Financiero Inbursa S.A.B. de C.V............... 10,195,348   14,731,397
#*  Grupo GICSA SAB de CV................................    683,848      236,386
*   Grupo Gigante S.A.B. de C.V..........................     41,000       80,404
    Grupo Herdez S.A.B. de C.V., Series *................  2,448,452    5,320,147
*   Grupo Hotelero Santa Fe S.A.B. de C.V................    272,456      107,858
    Grupo Industrial Saltillo S.A.B. de C.V..............    265,646      347,300
    Grupo KUO S.A.B. de C.V., Class B....................    271,325      617,220
#   Grupo Lala S.A.B. de C.V.............................  2,887,413    3,500,123
    Grupo Mexico S.A.B. de C.V., Series B................ 24,442,328   58,171,520
#*  Grupo Pochteca S.A.B. de C.V.........................    387,811      135,474
#   Grupo Rotoplas S.A.B. de C.V.........................    300,389      316,377
    Grupo Sanborns S.A.B. de C.V.........................    611,992      601,679
*   Grupo Simec S.A.B. de C.V., Sponsored ADR............      8,806       84,802
#*  Grupo Simec S.A.B. de C.V............................  1,365,772    4,347,529
#*  Grupo Sports World S.A.B. de C.V.....................    218,149      228,961
    Grupo Televisa S.A.B., Sponsored ADR.................  2,153,350   26,938,408
#   Grupo Televisa S.A.B., Series CPO....................  3,808,499    9,546,019
*   Grupo Traxion S.A.B. de C.V..........................     13,220        8,510
#*  Hoteles City Express S.A.B. de C.V...................  2,292,286    2,700,791
*   Impulsora del Desarrollo y el Empleo en America
      Latina S.A.B. de C.V...............................  2,275,386    3,986,217
    Industrias Bachoco S.A.B. de C.V., Sponsored ADR.....     51,000    2,346,000
    Industrias Bachoco S.A.B. de C.V., Series B..........  1,419,909    5,439,869
#*  Industrias CH S.A.B. de C.V., Series B...............  2,247,516    9,490,877
#   Industrias Penoles S.A.B. de C.V.....................  1,124,238   15,345,336
    Infraestructura Energetica Nova S.A.B. de C.V........  3,375,996   13,241,104
#   Kimberly-Clark de Mexico S.A.B. de C.V., Class A..... 10,890,581   18,241,855
#*  La Comer S.A.B. de C.V...............................  5,270,192    5,429,423
#*  Maxcom Telecomunicaciones S.A.B. de C.V..............    114,017       25,162
#   Megacable Holdings S.A.B. de C.V.....................  2,732,939   12,292,491
#   Mexichem S.A.B. de C.V............................... 10,209,948   27,342,569
*   Minera Frisco S.A.B. de C.V., Class A1...............  2,388,099      618,185
#   Nemak S.A.B. de C.V..................................  4,644,720    3,641,013
#*  Organizacion Cultiba S.A.B. de C.V...................    194,351      153,369
*   Organizacion Soriana S.A.B. de C.V., Class B.........  3,381,651    4,757,098
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V................................................  1,438,115   14,635,159
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V., Class L......................................     21,802      147,078
#   Qualitas Controladora S.A.B. de C.V..................  1,226,510    3,039,617
#   Regional S.A.B. de C.V...............................  2,914,696   15,423,817
#*  Telesites S.A.B. de C.V..............................  6,265,724    3,922,170
#   TV Azteca S.A.B. de C.V.............................. 11,094,156    1,247,365
#   Unifin Financiera S.A.B. de C.V. SOFOM ENR...........    691,748    1,547,568
    Vitro S.A.B. de C.V..................................    389,121    1,040,044
    Wal-Mart de Mexico S.A.B. de C.V..................... 18,521,329   48,651,511
                                                                     ------------
TOTAL MEXICO.............................................             879,992,213
                                                                     ------------
PERU -- (0.1%)
#   Cementos Pacasmayo SAA, ADR..........................     35,916      359,159
#   Cia de Minas Buenaventura SAA, ADR...................    157,251    2,460,978
    Credicorp, Ltd.......................................    161,000   39,087,580
*   Fossal SAA, ADR......................................      3,794        1,995
    Grana y Montero SAA, Sponsored ADR...................    220,419      703,137
                                                                     ------------
TOTAL PERU...............................................              42,612,849
                                                                     ------------
PHILIPPINES -- (1.2%)
    8990 Holdings, Inc...................................    223,800       41,462

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CONTINUED


                                                            SHARES        VALUE>>
                                                          -----------   -----------
PHILIPPINES -- (Continued)
    A Soriano Corp.......................................     818,000   $   102,095
    Aboitiz Equity Ventures, Inc.........................   6,261,350     7,750,288
    Aboitiz Power Corp...................................   5,807,900     4,289,324
    ACR Mining Corp......................................      11,905           767
*   AgriNurture, Inc.....................................     123,700        38,853
    Alliance Global Group, Inc...........................  29,098,894     7,654,617
    Alsons Consolidated Resources, Inc...................   3,329,000        88,912
*   Apex Mining Co., Inc.................................  12,155,000       364,095
*   Atlas Consolidated Mining & Development Corp.........   2,979,300       164,148
    Ayala Corp...........................................   1,223,310    21,817,485
    Ayala Land, Inc......................................  23,565,820    20,134,829
    Bank of the Philippine Islands.......................   3,226,946     5,648,399
    BDO Unibank, Inc.....................................   5,931,143    15,409,862
    Belle Corp...........................................  28,932,700     1,347,450
    Bloomberry Resorts Corp..............................  36,185,800     7,672,712
    Cebu Air, Inc........................................   2,708,050     4,575,041
    Cebu Holdings, Inc...................................   2,065,000       245,616
*   CEMEX Holdings Philippines, Inc......................   4,847,600       248,009
    Century Pacific Food, Inc............................   5,165,050     1,577,885
    Century Properties Group, Inc........................   1,153,062        10,507
    China Banking Corp...................................   1,511,190       817,339
    Cirtek Holdings Philippines Corp.....................     836,990       481,625
    COL Financial Group, Inc.............................     133,700        43,597
    Cosco Capital, Inc...................................  13,392,300     1,898,360
    D&L Industries, Inc..................................  23,836,700     5,189,180
    DMCI Holdings, Inc...................................  35,470,900     8,578,288
*   DoubleDragon Properties Corp.........................   3,080,690     1,208,277
    Eagle Cement Corp....................................     337,400       103,567
*   East West Banking Corp...............................   6,268,550     1,494,287
*   EEI Corp.............................................   4,249,500       660,886
    Emperador, Inc.......................................   3,636,900       523,601
*   Empire East Land Holdings, Inc.......................  22,778,000       215,062
    Filinvest Development Corp...........................      89,300        21,418
    Filinvest Land, Inc.................................. 148,124,687     4,239,274
    First Gen Corp.......................................  12,694,900     4,979,510
    First Philippine Holdings Corp.......................   2,567,240     3,584,053
*   Global Ferronickel Holdings, Inc.....................   9,389,176       276,061
*   Global-Estate Resorts, Inc...........................     647,000        14,350
    Globe Telecom, Inc...................................     213,270     8,294,967
    GT Capital Holdings, Inc.............................     317,857     6,528,511
    Integrated Micro-Electronics, Inc....................   6,561,740     1,561,225
    International Container Terminal Services, Inc.......   4,424,802     9,202,964
    JG Summit Holdings, Inc..............................   7,244,620     9,007,162
    Jollibee Foods Corp..................................   2,380,377    14,456,297
*   Lepanto Consolidated Mining Co.......................  30,246,517        76,786
    Lopez Holdings Corp..................................  19,816,800     1,980,046
    LT Group, Inc........................................  13,208,100     3,935,995
    MacroAsia Corp.......................................   1,803,830       658,326
    Manila Electric Co...................................   1,246,800     8,770,834
    Manila Water Co., Inc................................  10,578,200     5,589,622
    Max's Group, Inc.....................................   1,509,500       356,209
    Megawide Construction Corp...........................  10,703,470     3,699,748
    Megaworld Corp.......................................  92,215,600     9,156,747
    Metro Pacific Investments Corp.......................  82,904,500     7,749,740
    Metro Retail Stores Group, Inc.......................     154,000         7,507
    Metropolitan Bank & Trust Co.........................   4,024,459     6,496,162
    Nickel Asia Corp.....................................  18,032,340       849,940
    Pepsi-Cola Products Philippines, Inc.................  12,190,791       312,556
    Petron Corp..........................................  22,893,700     3,286,873

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CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
PHILIPPINES -- (Continued)
    Philex Mining Corp...................................  2,206,050 $    170,513
*   Philippine National Bank.............................  2,300,963    1,987,970
    Philippine Stock Exchange, Inc. (The)................     84,552      301,461
*   Philweb Corp.........................................  1,868,780      107,330
    Phinma Energy Corp................................... 14,418,000      353,737
    Phoenix Petroleum Philippines, Inc...................  2,533,570      522,873
    Pilipinas Shell Petroleum Corp.......................  1,058,240      976,449
#   PLDT, Inc., Sponsored ADR............................    259,292    6,433,035
    PLDT, Inc............................................    275,405    6,845,345
    Premium Leisure Corp................................. 35,630,000      643,842
*   Prime Orion Philippines, Inc.........................    713,000       35,238
    Primex Corp..........................................    105,400        6,472
    Puregold Price Club, Inc.............................  6,210,880    5,426,503
*   PXP Energy Corp......................................  2,553,700      707,351
    RFM Corp.............................................  6,096,300      561,574
    Rizal Commercial Banking Corp........................  2,919,464    1,455,682
    Robinsons Land Corp.................................. 22,494,018    9,519,184
    Robinsons Retail Holdings, Inc.......................  1,947,460    3,287,916
    San Miguel Corp......................................  3,731,990   11,839,370
    San Miguel Food and Beverage, Inc....................    506,520      923,894
    Security Bank Corp...................................  1,774,208    6,103,333
    Semirara Mining & Power Corp.........................  8,484,500    3,861,589
    Shakey's Pizza Asia Ventures, Inc....................     35,200        8,210
    SM Investments Corp..................................    482,470    9,203,769
    SM Prime Holdings, Inc............................... 22,790,790   16,710,527
    SSI Group, Inc.......................................  2,131,000       97,665
    Starmalls, Inc.......................................    912,800      102,027
    STI Education Systems Holdings, Inc.................. 18,553,000      284,889
*   Top Frontier Investment Holdings, Inc................    153,057      823,625
*   Travellers International Hotel Group, Inc............  5,113,300      539,471
    Union Bank Of Philippines............................  1,482,222    1,837,163
    Universal Robina Corp................................  3,846,430   10,939,379
    Vista Land & Lifescapes, Inc......................... 57,218,600    6,417,147
    Wilcon Depot, Inc....................................    335,100       88,367
                                                                     ------------
TOTAL PHILIPPINES........................................             344,612,208
                                                                     ------------
POLAND -- (1.5%)
*   AB SA................................................      2,455       12,670
    Agora SA.............................................    190,360      542,640
*   Alior Bank SA........................................    702,965   10,888,122
    Alumetal SA..........................................      5,208       56,455
    Amica SA.............................................     26,905      886,403
#*  AmRest Holdings SE...................................    222,290    2,353,440
    Apator SA............................................     37,049      256,178
    Asseco Poland SA.....................................    779,606   10,061,210
    Bank Handlowy w Warszawie SA.........................    173,432    3,224,742
*   Bank Millennium SA...................................  3,875,535    9,204,946
    Bank Pekao SA........................................    362,959   10,802,134
#*  Bioton SA............................................    361,374      497,929
#*  Boryszew SA..........................................  1,773,783    2,244,343
    Budimex SA...........................................    102,300    2,972,978
#   CCC SA...............................................    197,569    9,512,598
#*  CD Projekt SA........................................    493,422   25,196,671
    Ciech SA.............................................    423,077    5,975,747
#   ComArch SA...........................................     12,209      508,647
*   Cyfrowy Polsat SA....................................  1,410,341    8,985,729
*   Dino Polska SA.......................................    148,561    4,010,095
    Dom Development SA...................................     12,758      257,196
    Echo Investment SA...................................     22,409       20,663

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CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
POLAND -- (Continued)
    Elektrobudowa SA.....................................      2,716 $     22,230
*   Enea SA..............................................  2,293,592    6,617,870
*   Energa SA............................................  1,186,822    3,243,679
#   Eurocash SA..........................................    768,367    4,157,536
#*  Fabryki Mebli Forte SA...............................    100,082      642,533
    Famur SA.............................................    424,921      569,562
    Firma Oponiarska Debica SA...........................     11,985      280,400
*   Getin Noble Bank SA..................................  4,003,506      496,361
    Globe Trade Centre SA................................    278,068      694,919
    Grupa Azoty SA.......................................    226,072    2,252,830
    Grupa Azoty Zaklady Chemiczne Police SA..............     17,834       67,369
    Grupa Kety SA........................................     63,849    5,855,747
    Grupa Lotos SA.......................................  1,369,854   34,249,288
*   Impexmetal SA........................................  1,188,985    1,090,799
#   ING Bank Slaski SA...................................    122,454    6,298,050
    Inter Cars SA........................................     26,147    1,515,444
*   Jastrzebska Spolka Weglowa SA........................    490,302    9,015,012
    Kernel Holding SA....................................    508,258    6,991,728
*   KGHM Polska Miedz SA.................................  1,190,689   30,206,850
    KRUK SA..............................................    152,214    6,854,050
    LC Corp. SA..........................................  1,001,841      645,337
    Lentex SA............................................     34,442       67,573
    LPP SA...............................................      6,011   13,508,312
#*  Lubelski Wegiel Bogdanka SA..........................     80,609    1,217,633
#   mBank SA.............................................     77,521    9,360,795
*   Netia SA.............................................    877,246    1,214,537
    Neuca SA.............................................     19,973    1,363,264
*   NEWAG SA.............................................        511        2,063
#*  Orange Polska SA.....................................  4,915,487    7,401,157
#   Pfleiderer Group SA..................................     35,719      305,319
*   PGE Polska Grupa Energetyczna SA.....................  5,044,198   16,133,630
*   PKP Cargo SA.........................................     80,324      886,818
*   Polnord SA...........................................    294,652      672,762
    Polski Koncern Naftowy Orlen S.A.....................  2,073,148   58,412,518
    Polskie Gornictwo Naftowe i Gazownictwo SA...........  5,488,247   11,265,985
    Powszechna Kasa Oszczednosci Bank Polski SA..........  2,171,296   23,081,058
#   Powszechny Zaklad Ubezpieczen SA.....................  2,248,472   27,017,973
*   Rafako SA............................................    591,437      270,446
#   Santander Bank Polska SA.............................    117,603   11,831,732
    Stalexport Autostrady SA.............................    548,061      584,156
    Stalprodukt SA.......................................      9,193      816,429
*   Tauron Polska Energia SA............................. 11,362,471    7,265,837
#   Trakcja SA...........................................    458,822      469,011
*   VRG SA...............................................    917,789      947,096
    Warsaw Stock Exchange................................    226,042    2,431,960
    Wawel SA.............................................        590      133,452
    Zespol Elektrowni Patnow Adamow Konin SA.............     49,544      110,086
                                                                     ------------
TOTAL POLAND.............................................             427,010,732
                                                                     ------------
RUSSIA -- (1.5%)
    Etalon Group P.L.C., GDR.............................    650,174    1,334,779
    Etalon Group P.L.C., GDR.............................    287,255      588,873
    Gazprom PJSC, Sponsored ADR..........................  6,583,688   32,189,073
    Gazprom PJSC, Sponsored ADR..........................    134,622      658,975
    Globaltrans Investment P.L.C., GDR...................    193,097    1,909,689
    Globaltrans Investment P.L.C., GDR...................    302,654    2,996,275
*   Lenta, Ltd...........................................    898,773    2,974,939
*   Lenta, Ltd., GDR.....................................    143,301      474,437
    Lukoil PJSC, Sponsored ADR(BYZF386)..................    199,323   15,985,705

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
RUSSIA -- (Continued)
    Lukoil PJSC, Sponsored ADR(BYZDW2900)................   598,466 $ 48,055,289
    Magnitogorsk Iron & Steel Works PJSC, GDR............   724,938    6,259,813
*   Mail.Ru Group, Ltd., GDR.............................    83,777    2,066,775
*   Mail.Ru Group, Ltd., GDR.............................    33,734      832,555
*   Mechel PJSC, Sponsored ADR...........................   365,199      872,824
    MMC Norilsk Nickel PJSC, ADR.........................   293,397    6,164,271
    MMC Norilsk Nickel PJSC, ADR......................... 1,034,973   21,556,758
    Novatek PJSC, GDR....................................   111,723   20,512,221
    Novatek PJSC, GDR....................................    12,180    2,235,030
    Novolipetsk Steel PJSC, GDR..........................   348,244    8,163,716
    Novolipetsk Steel PJSC, GDR..........................    98,256    2,299,190
    O'Key Group SA, GDR..................................    71,285      110,473
    PhosAgro PJSC, GDR...................................   307,967    4,198,864
    PhosAgro PJSC, GDR...................................    14,038      191,198
    Ros Agro P.L.C., GDR.................................   135,725    1,682,579
    Ros Agro P.L.C., GDR.................................    11,285      139,934
    Rosneft Oil Co. PJSC, GDR............................   804,623    5,028,894
    Rosneft Oil Co. PJSC, GDR............................ 2,952,866   18,464,862
    Rostelecom PJSC, Sponsored ADR.......................   223,134    1,465,990
    Rostelecom PJSC, Sponsored ADR.......................   164,180    1,098,664
    RusHydro PJSC, ADR................................... 4,579,241    3,359,482
    Sberbank of Russia PJSC, Sponsored ADR............... 4,081,901   55,508,776
    Sberbank of Russia PJSC, Sponsored ADR............... 3,621,141   49,175,095
    Severstal PJSC, GDR..................................   650,882    9,939,709
    Severstal PJSC, GDR..................................    68,697    1,048,316
    Tatneft PJSC, Sponsored ADR..........................   723,504   53,176,730
    TMK PJSC, GDR........................................   359,268    1,165,825
    TMK PJSC, GDR........................................    80,338      260,826
    VEON, Ltd., ADR...................................... 2,656,116    6,719,973
    VTB Bank PJSC, GDR................................... 3,938,248    4,981,116
    VTB Bank PJSC, GDR................................... 4,782,167    6,049,441
    X5 Retail Group NV, GDR..............................   398,885   10,522,315
    X5 Retail Group NV, GDR..............................    97,633    2,573,606
                                                                    ------------
TOTAL RUSSIA.............................................            414,993,855
                                                                    ------------
SINGAPORE -- (0.0%)
*   Pacc Offshore Services Holdings, Ltd................. 1,399,750      194,787
                                                                    ------------
SOUTH AFRICA -- (7.3%)
#   Absa Group, Ltd...................................... 5,745,569   80,629,604
    Adcock Ingram Holdings, Ltd..........................   851,552    4,068,523
*   Adcorp Holdings, Ltd.................................   362,346      544,630
    Advtech, Ltd......................................... 4,412,203    4,960,256
    AECI, Ltd............................................ 1,417,973    9,502,988
    African Oxygen, Ltd..................................   734,698    1,520,346
*   African Phoenix Investments, Ltd..................... 4,779,215      152,819
    African Rainbow Minerals, Ltd........................ 1,602,700   17,990,936
    Afrimat, Ltd.........................................   111,050      231,604
    Alexander Forbes Group Holdings, Ltd................. 1,366,455      478,531
    Allied Electronics Corp., Ltd., Class A..............   121,727      161,172
    Alviva Holdings, Ltd................................. 1,422,741    1,872,871
    Anglo American Platinum, Ltd.........................   308,849   14,908,099
    AngloGold Ashanti, Ltd...............................   879,879   12,409,259
#   AngloGold Ashanti, Ltd., Sponsored ADR............... 4,151,296   59,322,020
*   ArcelorMittal South Africa, Ltd...................... 1,608,203      391,671
#*  Ascendis Health, Ltd.................................   834,386      343,863
#   Aspen Pharmacare Holdings, Ltd....................... 1,677,293   18,437,377
    Assore, Ltd..........................................   248,365    6,445,696
    Astral Foods, Ltd....................................   620,082    7,588,028

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
SOUTH AFRICA -- (Continued)
    Attacq, Ltd..........................................  2,999,420 $  3,629,491
*   Aveng, Ltd........................................... 42,695,535      162,403
    AVI, Ltd.............................................  4,002,127   28,131,771
    Balwin Properties, Ltd...............................     21,544        4,213
    Barloworld, Ltd......................................  3,718,086   34,076,806
    Bid Corp., Ltd.......................................  2,192,811   47,058,310
    Bidvest Group, Ltd. (The)............................  3,482,771   53,415,862
*   Blue Label Telecoms, Ltd.............................  5,180,860    1,742,794
#*  Brait SE.............................................  1,630,730    3,454,501
    Capitec Bank Holdings, Ltd...........................    306,160   27,006,177
    Cashbuild, Ltd.......................................    266,052    5,557,939
    Caxton and CTP Publishers and Printers, Ltd..........    433,083      272,733
#   City Lodge Hotels, Ltd...............................    366,479    3,364,999
    Clicks Group, Ltd....................................  2,284,939   33,976,570
    Clover Industries, Ltd...............................    692,306    1,032,869
#   Coronation Fund Managers, Ltd........................  2,327,355    7,255,439
#*  Curro Holdings, Ltd..................................    426,015      923,050
*   DataTec, Ltd.........................................  3,761,420    8,264,149
#   Dis-Chem Pharmacies, Ltd.............................    506,313      979,611
#   Discovery, Ltd.......................................  2,886,375   34,698,570
    Distell Group Holdings, Ltd..........................    313,472    2,715,785
    DRDGOLD, Ltd., Sponsored ADR.........................      4,569        9,915
#   DRDGOLD, Ltd.........................................  3,818,510      876,300
*   enX Group, Ltd.......................................    187,307      174,925
#*  EOH Holdings, Ltd....................................  1,200,453    2,398,776
    Exxaro Resources, Ltd................................  2,275,007   26,516,864
#*  Famous Brands, Ltd...................................    866,031    5,879,301
    FirstRand, Ltd....................................... 23,983,632  126,028,590
#   Foschini Group, Ltd. (The)...........................  2,611,678   33,457,138
    Gold Fields, Ltd.....................................  1,019,995    4,139,152
    Gold Fields, Ltd., Sponsored ADR.....................  9,990,340   40,960,394
    Grand Parade Investments, Ltd........................    885,554      186,747
*   Grindrod Shipping Holdings, Ltd......................    148,785      989,238
*   Grindrod, Ltd........................................  5,951,408    3,436,665
*   Harmony Gold Mining Co., Ltd.........................  2,000,330    4,016,769
#*  Harmony Gold Mining Co., Ltd., Sponsored ADR.........  3,894,583    7,711,274
    Hudaco Industries, Ltd...............................    316,529    3,466,215
    Hulamin, Ltd.........................................    737,867      249,077
*   Impala Platinum Holdings, Ltd........................  5,011,810   14,720,230
    Imperial Logistics, Ltd..............................  1,889,734    9,692,071
    Investec, Ltd........................................  2,405,176   15,853,101
    Invicta Holdings, Ltd................................    139,879      372,215
    Italtile, Ltd........................................    421,409      444,778
    JSE, Ltd.............................................  1,123,924   13,921,471
    KAP Industrial Holdings, Ltd.........................  8,555,684    5,540,704
#   Kumba Iron Ore, Ltd..................................    728,314   18,747,089
    Lewis Group, Ltd.....................................  1,279,414    3,170,461
    Liberty Holdings, Ltd................................  1,863,515   15,056,918
#   Life Healthcare Group Holdings, Ltd.................. 14,597,087   29,923,058
    Long4Life, Ltd.......................................  1,628,088      552,031
    Massmart Holdings, Ltd...............................  1,454,732   10,137,361
    Merafe Resources, Ltd................................ 11,583,139    1,222,348
#   Metair Investments, Ltd..............................  1,555,371    2,201,196
    Metrofile Holdings, Ltd..............................    155,382       26,431
    MiX Telematics, Ltd., Sponsored ADR..................     40,982      737,676
*   MMI Holdings, Ltd.................................... 12,464,575   15,793,095
    Mondi, Ltd...........................................  1,263,954   31,430,083
#   Mpact, Ltd...........................................  1,716,045    2,773,205
#   Mr. Price Group, Ltd.................................  2,053,573   34,567,727

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES      VALUE>>
                                                          ---------- --------------
SOUTH AFRICA -- (Continued)
#   MTN Group, Ltd....................................... 15,181,181 $   99,328,014
    Murray & Roberts Holdings, Ltd.......................  4,260,045      4,593,920
*   Nampak, Ltd..........................................  7,185,786      7,572,807
#   Naspers, Ltd., Class N...............................    671,488    155,331,117
    Nedbank Group, Ltd...................................  2,172,965     47,028,929
    NEPI Rockcastle P.L.C................................    939,078      8,879,072
#   Netcare, Ltd......................................... 10,377,594     19,533,693
*   Northam Platinum, Ltd................................  3,645,624     13,273,853
    Novus Holdings, Ltd..................................    161,502         50,809
    Oceana Group, Ltd....................................    485,870      2,815,624
    Omnia Holdings, Ltd..................................    700,311      4,468,926
    Peregrine Holdings, Ltd..............................  2,762,297      3,809,988
    Pick n Pay Stores, Ltd...............................  3,835,073     20,103,444
#   Pioneer Foods Group, Ltd.............................  1,016,117      6,054,466
*   PPC, Ltd............................................. 14,258,000      5,969,720
    PSG Group, Ltd.......................................    864,847     16,400,739
    Raubex Group, Ltd....................................  1,602,640      2,253,632
    RCL Foods, Ltd.......................................    191,066        223,663
    Reunert, Ltd.........................................  2,156,675     11,450,805
#   Rhodes Food Group Pty, Ltd...........................    538,736        678,632
*   Royal Bafokeng Platinum, Ltd.........................    323,317        708,748
    Sanlam, Ltd.......................................... 11,799,911     75,006,130
    Santam, Ltd..........................................    358,336      8,231,399
    Sappi, Ltd...........................................  6,363,038     37,590,377
    Sasol, Ltd...........................................  1,932,095     58,454,041
#   Sasol, Ltd., Sponsored ADR...........................  1,128,917     34,104,583
    Shoprite Holdings, Ltd...............................  3,413,393     42,236,547
#*  Sibanye Gold, Ltd.................................... 10,147,166      8,819,307
#*  Sibanye Gold, Ltd., Sponsored ADR....................  2,222,764      7,624,082
    SPAR Group, Ltd. (The)...............................  2,288,457     34,531,501
    Spur Corp., Ltd......................................    558,484        960,310
*   Stadio Holdings, Ltd.................................    610,868        184,488
    Standard Bank Group, Ltd.............................  8,843,736    130,663,581
#*  Steinhoff International Holdings NV.................. 10,257,445      1,285,081
*   Sun International, Ltd...............................  1,333,978      5,900,341
*   Super Group, Ltd.....................................  4,697,074     12,127,816
#   Telkom SA SOC, Ltd...................................  3,703,543     18,738,781
#   Tiger Brands, Ltd....................................  1,278,910     26,816,890
    Tongaat Hulett, Ltd..................................  1,197,561      4,549,923
#   Transaction Capital, Ltd.............................    964,583      1,254,382
    Trencor, Ltd.........................................    876,456      1,934,116
    Truworths International, Ltd.........................  5,181,325     31,535,107
    Tsogo Sun Holdings, Ltd..............................  4,524,574      6,754,147
    Vodacom Group, Ltd...................................  3,417,068     31,093,230
    Wilson Bayly Holmes-Ovcon, Ltd.......................    685,196      7,208,934
#   Woolworths Holdings, Ltd.............................  9,828,528     37,352,194
                                                                     --------------
TOTAL SOUTH AFRICA.......................................             2,082,552,813
                                                                     --------------
SOUTH KOREA -- (16.4%)
#*  3S Korea Co., Ltd....................................     61,927        138,479
#   ABco Electronics Co., Ltd............................     75,429        412,694
#*  Able C&C Co., Ltd....................................    115,555      1,245,187
#   ABOV Semiconductor Co., Ltd..........................    110,227        546,525
#*  Ace Technologies Corp................................     95,509        466,116
#*  Actoz Soft Co., Ltd..................................     38,947        389,716
#   ADTechnology Co., Ltd................................     13,196        158,296
#*  Advanced Cosmeceutical Technology Co., Ltd...........     19,800        100,540
#*  Advanced Digital Chips, Inc..........................    171,610        266,531
#   Advanced Nano Products Co., Ltd......................     46,866        725,663

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   Advanced Process Systems Corp........................     9,609 $   232,853
#   Aekyung Petrochemical Co., Ltd.......................   211,383   1,709,023
#   AfreecaTV Co., Ltd...................................    84,123   3,149,535
#*  Agabang&Company......................................   238,801     872,021
#   Ahn-Gook Pharmaceutical Co., Ltd.....................    62,788     575,908
    Ahnlab, Inc..........................................    34,822   1,575,836
#   AJ Networks Co., Ltd.................................   142,305     623,745
*   AJ Rent A Car Co., Ltd...............................   231,183   2,462,649
#*  Ajin Industrial Co., Ltd.............................    85,533     217,172
    AK Holdings, Inc.....................................    63,085   2,898,588
#*  Alticast Corp........................................    77,513     209,418
#   ALUKO Co., Ltd.......................................   354,683     993,256
*   Aminologics Co., Ltd.................................    99,988     160,261
    Amorepacific Corp....................................    80,001  13,083,210
#   AMOREPACIFIC Group...................................   112,823   6,971,694
#*  Amotech Co., Ltd.....................................    97,329   1,694,648
#*  Anam Electronics Co., Ltd............................   287,995     715,611
#*  Ananti, Inc..........................................    85,716   1,979,059
#   Anapass, Inc.........................................    45,308     888,148
#*  Aprogen Healthcare & Games, Inc......................   172,736     125,449
#*  Aprogen KIC, Inc.....................................    11,732      31,072
#*  APS Holdings Corp....................................   251,827   1,000,691
#   Asia Cement Co., Ltd.................................    20,218   2,330,455
#   ASIA Holdings Co., Ltd...............................    12,739   1,438,030
#   Asia Paper Manufacturing Co., Ltd....................    56,498   1,662,306
*   Asiana Airlines, Inc................................. 1,495,642   5,879,496
#   Atec Co., Ltd........................................    32,288     233,802
#*  A-Tech Solution Co., Ltd.............................    36,570     269,649
#   Atinum Investment Co., Ltd...........................   409,667     794,077
    AtlasBX Co., Ltd.....................................       255      12,571
#   AUK Corp.............................................   263,933     546,377
#   Aurora World Corp....................................    65,735     609,956
#   Austem Co., Ltd......................................   190,205     607,726
#   Autech Corp..........................................   167,394   1,693,177
#*  Avaco Co., Ltd.......................................   101,289     605,001
#   Avatec Co., Ltd......................................    19,435     105,376
#   Baiksan Co., Ltd.....................................   114,849     675,603
#*  Barun Electronics Co., Ltd...........................   447,625     168,164
#*  Barunson Entertainment & Arts Corp...................   269,424     329,593
#   Bcworld Pharm Co., Ltd...............................    25,226     525,858
    BGF Co., Ltd.........................................   873,260   6,240,784
#*  BH Co., Ltd..........................................   180,247   2,792,129
#*  Binex Co., Ltd.......................................   125,311   1,303,635
    Binggrae Co., Ltd....................................    34,012   2,096,658
#*  Biolog Device Co., Ltd...............................   170,537     313,650
#*  BioSmart Co., Ltd....................................   123,860     478,895
#*  Biotoxtech Co., Ltd..................................    54,860     440,925
#*  Biovill Co., Ltd.....................................   109,654     161,133
#*  BIT Computer Co., Ltd................................    55,474     257,509
    Bixolon Co., Ltd.....................................    35,044     186,436
#   Bluecom Co., Ltd.....................................   136,842     538,031
    BNK Financial Group, Inc............................. 2,076,710  13,737,630
    Boditech Med, Inc....................................    64,797     651,863
#*  Bohae Brewery Co., Ltd...............................   813,709   1,457,145
#   BoKwang Industry Co., Ltd............................   105,286     598,660
    Bolak Co., Ltd.......................................    39,990      82,651
    Bookook Securities Co., Ltd..........................    11,386     214,314
#*  Boryung Medience Co., Ltd............................    43,591     389,912
    Boryung Pharmaceutical Co., Ltd......................   108,705     972,424

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SOUTH KOREA -- (Continued)
#*  Bosung Power Technology Co., Ltd..................... 276,470 $   702,418
#*  Brain Contents Co., Ltd.............................. 748,568     586,067
#*  Bubang Co., Ltd...................................... 230,831     487,954
    Bukwang Pharmaceutical Co., Ltd......................  43,841     920,304
    Busan City Gas Co., Ltd..............................     449      15,902
    BYC Co., Ltd.........................................     462     100,589
#*  BYON Co., Ltd........................................ 146,553     254,723
    Byucksan Corp........................................ 449,000   1,080,312
#*  CammSys Corp......................................... 574,596     980,801
    Capro Corp........................................... 351,504   1,615,195
    Caregen Co., Ltd.....................................  12,761     804,929
    Castec Korea Co., Ltd................................   6,753      23,058
    Cell Biotech Co., Ltd................................  49,706   1,268,606
#*  Celltrion Pharm, Inc.................................  58,301   3,314,279
#*  Celltrion, Inc....................................... 237,091  46,942,780
*   Chabiotech Co., Ltd.................................. 153,524   2,966,194
#   Changhae Ethanol Co., Ltd............................  66,333     782,904
#*  Charm Engineering Co., Ltd........................... 471,868     692,093
    Cheil Worldwide, Inc................................. 356,350   7,525,995
#*  Chemtronics Co., Ltd.................................  87,309     484,640
#   Cheryong Electric Co., Ltd...........................  41,558     398,417
#   Cheryong Industrial Co. Ltd/new......................  30,580     271,724
#*  ChinHung International, Inc.......................... 115,198     229,633
#   Chinyang Holdings Corp............................... 144,166     352,145
*   Choa Pharmaceutical Co...............................  86,412     377,579
    Choheung Corp........................................     245      39,719
#   Chokwang Paint, Ltd..................................  53,005     359,010
    Chong Kun Dang Pharmaceutical Corp...................  52,476   5,019,339
    Chongkundang Holdings Corp...........................  25,682   1,478,312
#   Choong Ang Vaccine Laboratory........................  45,131     753,819
#*  Chorokbaem Media Co., Ltd............................ 468,376     745,659
    Chosun Refractories Co., Ltd.........................   2,770     204,879
#   Chungdahm Learning, Inc..............................  73,222   1,402,536
    CJ CGV Co., Ltd...................................... 129,306   4,972,729
    CJ CheilJedang Corp..................................  67,650  20,853,361
    CJ Corp.............................................. 147,572  16,024,576
    CJ ENM Co., Ltd......................................   8,252   1,577,363
#   CJ Freshway Corp.....................................  67,862   1,783,531
    CJ Hello Co., Ltd.................................... 420,712   3,891,525
#*  CJ Logistics Corp....................................  52,186   7,891,414
#*  CJ Seafood Corp...................................... 119,537     257,977
#   CKD Bio Corp.........................................  44,104     869,766
#   Clean & Science Co., Ltd.............................  44,547     571,248
#   CLIO Cosmetics Co., Ltd..............................  14,021     170,757
*   CMG Pharmaceutical Co., Ltd.......................... 264,823   1,133,247
#*  CODI-M Co., Ltd...................................... 205,929     147,415
#   Com2uSCorp...........................................  44,942   4,635,443
#   Commax Co., Ltd......................................  63,295     241,923
#   Coreana Cosmetics Co., Ltd........................... 119,739     503,108
#   Cosmax BTI, Inc......................................  41,452     770,561
#   Cosmax, Inc..........................................  48,230   5,479,239
#   Cosmecca Korea Co., Ltd..............................  16,190     405,589
#*  CosmoAM&T Co., Ltd...................................  75,835   1,062,413
#*  Cosmochemical Co., Ltd...............................  99,762   1,431,811
*   COSON Co., Ltd.......................................  72,330     667,994
    Coway Co., Ltd....................................... 231,722  17,463,155
#   Coweaver Co., Ltd....................................  28,980     181,464
#   COWELL FASHION Co., Ltd.............................. 366,501   1,532,488
#*  Creative & Innovative System......................... 154,207     355,351

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SOUTH KOREA -- (Continued)
    Crown Confectionery Co., Ltd.........................  29,181 $   279,826
#   CROWNHAITAI Holdings Co., Ltd........................  96,432   1,033,196
#*  CrucialTec Co., Ltd.................................. 505,558     483,007
#   CS Wind Corp.........................................  29,266     728,489
#*  CTC BIO, Inc.........................................  52,973     430,800
#*  CTGen Co., Ltd....................................... 181,494     568,664
    Cuckoo Holdings Co., Ltd.............................   6,726     756,863
*   Cuckoo Homesys Co., Ltd..............................   4,184     666,168
#*  Curo Co., Ltd........................................ 762,574     362,955
#*  CUROCOM Co., Ltd..................................... 140,600     179,100
#*  Curoholdings Co., Ltd................................ 296,693     174,201
#   Cymechs, Inc.........................................  77,077     570,906
#   D.I Corp............................................. 262,207     982,208
#   DA Technology Co., Ltd...............................  40,570     137,740
#   Dae Dong Industrial Co., Ltd......................... 132,033     769,005
    Dae Han Flour Mills Co., Ltd.........................  10,824   1,789,583
    Dae Hwa Pharmaceutical Co., Ltd......................  66,591   1,265,305
#   Dae Hyun Co., Ltd.................................... 307,246     687,358
#*  Dae Won Chemical Co., Ltd............................ 250,699     413,647
    Dae Won Kang Up Co., Ltd............................. 158,701     629,072
#*  Dae Young Packaging Co., Ltd......................... 765,181     979,531
#   Daea TI Co., Ltd..................................... 669,519   5,126,018
#   Daebongls Co., Ltd...................................  47,429     305,682
#   Daechang Co., Ltd.................................... 481,457     420,046
    Daechang Forging Co., Ltd............................   2,486      99,395
    Daeduck Electronics Co............................... 630,128   5,821,889
    Daegu Department Store...............................  33,880     366,697
#*  Daehan New Pharm Co., Ltd............................ 115,615   1,157,206
#   Daehan Steel Co., Ltd................................ 159,804     905,702
#   Dae-Il Corp.......................................... 184,136   1,217,804
#*  Daejoo Electronic Materials Co., Ltd.................  42,465     754,921
    Daekyo Co., Ltd...................................... 194,461   1,150,941
#   Daelim B&Co Co., Ltd.................................  91,182     409,553
#   Daelim C&S Co., Ltd..................................  23,176     253,537
    Daelim Industrial Co., Ltd........................... 217,897  20,902,968
#*  DAEMYUNG Corp. Co., Ltd.............................. 244,531     605,365
#   Daeryuk Can Co., Ltd................................. 119,023     584,395
    Daesang Corp......................................... 245,670   5,576,286
#   Daesang Holdings Co., Ltd............................ 198,356   1,451,927
    Daesung Energy Co., Ltd..............................  13,173      62,826
#*  Daesung Industrial Co., Ltd..........................  90,970     411,247
#*  Daesung Private Equity, Inc.......................... 148,393     236,255
#*  Daewon Cable Co., Ltd................................ 271,441     470,667
#   Daewon Media Co., Ltd................................  60,982     506,348
#   Daewon Pharmaceutical Co., Ltd....................... 103,637   1,599,503
#   Daewon San Up Co., Ltd...............................  85,642     447,540
#*  Daewoo Electronic Components Co., Ltd................ 221,333     548,272
*   Daewoo Engineering & Construction Co., Ltd........... 788,018   3,684,221
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.... 221,872   7,422,557
    Daewoong Co., Ltd.................................... 130,911   2,163,901
#   Daewoong Pharmaceutical Co., Ltd.....................  16,355   2,854,577
*   Dahaam E-Tec Co., Ltd................................   1,420      37,011
#   Daihan Pharmaceutical Co., Ltd.......................  47,140   1,596,717
#   Daishin Information & Communication..................  14,863      22,010
    Daishin Securities Co., Ltd.......................... 442,733   4,631,706
#*  Danal Co., Ltd....................................... 231,010     763,838
#   Danawa Co., Ltd......................................  32,543     520,535
#   Daou Data Corp....................................... 243,098   2,192,520
#   Daou Technology, Inc................................. 400,870   7,649,862

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#*  Dasan Networks, Inc..................................    95,640 $   555,208
#   Dawonsys Co., Ltd....................................    82,802   1,174,542
#   Dayou Automotive Seat Technology Co., Ltd............   741,131     804,604
#*  Dayou Plus Co., Ltd..................................   276,183     223,846
    DB Financial Investment Co., Ltd.....................   369,142   1,634,171
    DB HiTek Co., Ltd....................................   479,680   5,592,048
    DB Insurance Co., Ltd................................   563,192  35,171,303
#*  DB, Inc.............................................. 1,051,115     906,068
#   DCM Corp.............................................    31,333     306,687
    Dentium Co., Ltd.....................................       940      61,961
#*  Deutsch Motors, Inc..................................   178,582     864,694
#   Development Advance Solution Co., Ltd................    31,713     280,022
    DGB Financial Group, Inc............................. 1,332,948  10,410,900
#   DHP Korea Co., Ltd...................................    71,327     650,487
    Digital Chosun Co., Ltd..............................   217,681     405,392
    Digital Daesung Co., Ltd.............................     5,317      35,647
#*  Digital Optics Co., Ltd..............................   292,216     188,539
#   Digital Power Communications Co., Ltd................   228,121   1,318,064
*   DIO Corp.............................................    75,816   1,796,235
#   Display Tech Co., Ltd................................    15,091      51,065
#   DMS Co., Ltd.........................................   212,012     977,898
#   DNF Co., Ltd.........................................    93,064     679,903
#   Dong A Eltek Co., Ltd................................   119,019     991,570
#*  Dong Ah Tire & Rubber Co., Ltd.......................    42,233     459,586
    Dong-A Socio Holdings Co., Ltd.......................    17,775   1,681,524
    Dong-A ST Co., Ltd...................................    24,522   2,230,072
#   Dong-Ah Geological Engineering Co., Ltd..............   123,923   2,418,790
#   Dongbang Transport Logistics Co., Ltd................   107,587     169,195
#   Dongbu Corp..........................................    64,274     502,461
*   Dongbu Steel Co., Ltd................................     8,696      73,256
#   Dong-Il Corp.........................................     7,763     442,936
#   Dongil Industries Co., Ltd...........................    14,699     775,740
#   Dongjin Semichem Co., Ltd............................   317,117   2,492,798
*   Dongkook Industrial Co., Ltd.........................   326,363     294,001
    DongKook Pharmaceutical Co., Ltd.....................    23,776   1,204,780
#   Dongkuk Industries Co., Ltd..........................   354,643     880,077
#   Dongkuk Steel Mill Co., Ltd..........................   773,485   5,790,600
#   Dongkuk Structures & Construction Co., Ltd...........   302,371     854,770
#*  Dongnam Marine Crane Co., Ltd........................   288,320     153,048
    Dongsuh Cos., Inc....................................    55,934     966,593
#   Dongsung Chemical Co., Ltd...........................    22,347     300,114
#   DONGSUNG Corp........................................   276,877   1,298,169
#*  Dongsung Finetec Co., Ltd............................    59,725     450,992
#*  Dongsung Pharmaceutical Co., Ltd.....................    59,425     919,949
#   Dongwha Enterprise Co., Ltd..........................    56,324     971,772
#   Dongwha Pharm Co., Ltd...............................   188,934   1,680,130
#   Dongwon Development Co., Ltd.........................   565,677   2,165,596
    Dongwon F&B Co., Ltd.................................     9,421   2,288,837
    Dongwon Industries Co., Ltd..........................    14,438   3,064,090
*   Dongwon Metal Co., Ltd...............................    33,834      26,434
#   Dongwon Systems Corp.................................    34,291     916,783
    Dongwoo Farm To Table Co., Ltd.......................    15,270      55,459
#   Dongwoon Anatech Co., Ltd............................     2,756      13,707
#   Dongyang E&P, Inc....................................    55,195     477,095
#*  Dongyang Steel Pipe Co., Ltd.........................   746,956   1,123,931
    Doosan Bobcat, Inc...................................    85,706   2,563,215
    Doosan Corp..........................................    54,146   5,740,063
#*  Doosan Heavy Industries & Construction Co., Ltd......   858,047   8,797,156
#*  Doosan Infracore Co., Ltd............................ 1,575,796  12,319,370

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    DoubleUGames Co., Ltd................................    51,418 $ 2,592,259
    Douzone Bizon Co., Ltd...............................   184,227   6,845,202
    DRB Holding Co., Ltd.................................    74,120     443,020
#*  Dream Security Co., Ltd..............................    19,906      69,909
#*  DRTECH Corp..........................................    44,089      66,020
    DSK Co., Ltd.........................................    64,072     434,412
#   DSR Wire Corp........................................    72,923     309,488
#*  DST ROBOT Co., Ltd...................................   508,462     542,140
    DTR Automotive Corp..................................    44,158   1,226,885
#*  Duk San Neolux Co., Ltd..............................    80,140   1,238,383
#*  Duksan Hi-Metal Co., Ltd.............................    56,787     264,413
#   Duksung Co., Ltd.....................................    41,724     131,709
#   DY Corp..............................................   185,851   1,053,290
#   DY POWER Corp........................................    70,589   1,043,423
    e Tec E&C, Ltd.......................................    20,814   1,731,729
#   E1 Corp..............................................    28,520   1,558,116
    Eagon Holdings Co., Ltd..............................   392,598   1,140,404
#   Eagon Industrial, Ltd................................    42,835     488,769
#   Easy Bio, Inc........................................   646,138   3,523,753
#*  EcoBio Holdings Co., Ltd.............................    60,256     438,361
#*  Ecopro Co., Ltd......................................   152,876   4,498,981
    e-Credible Co., Ltd..................................     6,969     100,689
    Eehwa Construction Co., Ltd..........................    47,035     363,528
#   EG Corp..............................................    42,169     545,393
#*  Ehwa Technologies Information Co., Ltd............... 4,268,830   1,110,783
#   Elcomtec Co., Ltd....................................   135,076     225,231
#   e-LITECOM Co., Ltd...................................    72,326     435,092
*   ELK Corp.............................................   287,694     215,759
    E-MART, Inc..........................................    88,622  15,307,898
#*  EMKOREA Co., Ltd.....................................    71,409     593,518
#   EM-Tech Co., Ltd.....................................   118,971   1,729,111
#*  EMW Co., Ltd.........................................    94,607     177,284
#*  Enerzent Co., Ltd....................................   116,588     240,292
#   Enex Co., Ltd........................................   171,994     223,540
#   ENF Technology Co., Ltd..............................   139,679   1,722,125
#   Eo Technics Co., Ltd.................................    42,777   1,964,039
#   eSang Networks Co., Ltd..............................    25,658     185,074
#   Estechpharma Co., Ltd................................    60,050     472,726
#*  ESTsoft Corp.........................................     3,612      23,473
#*  E-TRON Co., Ltd...................................... 1,461,912     249,349
#   Eugene Corp..........................................   568,307   3,837,302
*   Eugene Investment & Securities Co., Ltd..............   963,006   2,421,731
    Eugene Technology Co., Ltd...........................   123,408   1,322,029
#*  Eusu Holdings Co., Ltd...............................   139,722   1,130,111
#   EVERDIGM Corp........................................    82,015     535,537
#*  EXA E&C, Inc.........................................    34,309      40,420
*   Exem Co., Ltd........................................    37,161      94,113
#   Ezwelfare Co., Ltd...................................    11,115      79,382
    F&F Co., Ltd.........................................    63,622   2,435,042
#   Farmsco..............................................   163,524   1,231,212
#*  FarmStory Co., Ltd...................................   664,852     694,972
#*  Feelingk Co., Ltd....................................   274,119     499,409
#   Feelux Co., Ltd......................................   334,117   3,577,160
    Fila Korea, Ltd......................................   354,269  15,224,549
#   Fine DNC Co., Ltd....................................   184,017     385,368
#   Fine Semitech Corp...................................   181,960     896,734
#*  Fine Technix Co., Ltd................................   292,984     523,252
#*  Firstec Co., Ltd.....................................   107,198     302,926
#*  FN Republic Co., Ltd.................................    80,912     138,989

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#*  Foosung Co., Ltd.....................................   538,300 $ 4,016,448
    Fursys, Inc..........................................    11,270     308,719
#   Gabia, Inc...........................................    30,895     182,757
#   Galaxia Communications Co., Ltd......................    58,607     161,525
*   Gamevil, Inc.........................................    30,791   1,542,127
#   Gaon Cable Co., Ltd..................................    18,867     313,629
#*  Genic Co., Ltd.......................................    40,913     271,109
#*  Genie Music Corp.....................................    82,701     382,963
#   Geumhwa PSC Co., Ltd.................................     1,959      54,157
#*  Gigalane Co., Ltd....................................   229,497     415,260
#   Global Standard Technology Co., Ltd..................   110,726     517,446
#   GMB Korea Corp.......................................   122,836     986,056
#*  GNCO Co., Ltd........................................   608,481     969,808
#   GOLFZON Co., Ltd.....................................    32,833   1,110,401
#   Golfzon Newdin Holdings Co., Ltd.....................   280,892     946,420
#*  Good People Co., Ltd.................................    57,754     337,912
    Grand Korea Leisure Co., Ltd.........................   258,969   6,001,415
    Green Cross Cell Corp................................     3,787     171,972
    Green Cross Corp.....................................    15,757   1,950,509
    Green Cross Holdings Corp............................   113,016   2,433,708
    GS Engineering & Construction Corp...................   383,647  16,261,788
#   GS Global Corp.......................................   603,779   1,464,072
    GS Holdings Corp.....................................   608,094  29,763,452
    GS Home Shopping, Inc................................    22,626   3,862,682
#   GS Retail Co., Ltd...................................   177,855   5,761,597
#*  G-SMATT GLOBAL Co., Ltd..............................   469,124     818,777
    Gwangju Shinsegae Co., Ltd...........................     3,218     576,176
#*  GY Commerce Co., Ltd.................................   128,715     195,216
    Hae In Corp..........................................    13,270      92,070
#   HAESUNG DS Co., Ltd..................................    56,867     689,282
#   Haesung Industrial Co., Ltd..........................     7,907      81,515
#   Haimarrow Food Service Co., Ltd......................   194,781     399,065
#   Haitai Confectionery & Foods Co., Ltd................    36,333     361,290
#   Halla Corp...........................................   230,292   1,069,024
#   Halla Holdings Corp..................................   102,361   4,026,662
#   Han Kuk Carbon Co., Ltd..............................   262,286   1,819,137
    Hana Financial Group, Inc............................ 1,599,496  57,512,276
#*  Hana Micron, Inc.....................................   244,422     933,515
#   Hana Tour Service, Inc...............................    82,098   5,240,667
*   Hanall Biopharma Co., Ltd............................    35,696   1,125,228
#   Hancom MDS, Inc......................................    32,086     453,361
    Hancom, Inc..........................................   115,000   1,400,903
#   Handok, Inc..........................................    42,834   1,029,835
    Handsome Co., Ltd....................................   120,128   3,991,993
    Hanil Cement Co., Ltd................................    19,051   2,442,072
    Hanil Holdings Co., Ltd..............................    15,629     818,035
*   Hanil Hyundai Cement Co., Ltd........................     5,301     250,407
#*  Hanil Vacuum Co., Ltd................................   407,523     546,678
#*  Hanjin Heavy Industries & Construction Co., Ltd......   945,223   1,061,762
#*  Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd................................................    85,414     226,318
#   Hanjin Kal Corp......................................   279,218   6,964,721
#   Hanjin Transportation Co., Ltd.......................    75,955   2,751,484
#*  Hankook Cosmetics Co., Ltd...........................    58,457     651,961
#   Hankook Cosmetics Manufacturing Co., Ltd.............    13,079     441,588
    Hankook Shell Oil Co., Ltd...........................     7,524   2,237,433
    Hankook Tire Co., Ltd................................   492,506  18,526,147
#   Hankuk Paper Manufacturing Co., Ltd..................    26,122     448,513
    Hankuk Steel Wire Co., Ltd...........................     5,197      14,324
    Hanla IMS Co., Ltd...................................    12,172      82,650

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   Hanmi Pharm Co., Ltd.................................    18,630 $ 7,289,609
#   Hanmi Science Co., Ltd...............................    26,847   1,772,722
#   Hanmi Semiconductor Co., Ltd.........................   219,684   1,581,429
#   HanmiGlobal Co., Ltd.................................    61,322     662,837
    Hanon Systems........................................ 1,150,124  13,279,304
#   Hans Biomed Corp.....................................    47,046   1,078,507
    Hansae Co., Ltd......................................    74,281   1,368,047
#   Hansae MK Co., Ltd...................................    21,805     161,418
#   Hansae Yes24 Holdings Co., Ltd.......................   132,782     977,641
#   Hanshin Construction.................................    99,908   1,596,898
#   Hanshin Machinery Co.................................   185,958     412,031
    Hansol Chemical Co., Ltd.............................    84,049   6,422,101
    Hansol Holdings Co., Ltd.............................   495,203   2,231,858
#   Hansol HomeDeco Co., Ltd.............................   727,815   1,049,606
    Hansol Paper Co., Ltd................................   218,021   3,372,214
#*  Hansol Technics Co., Ltd.............................   187,145   1,264,837
#   Hanssem Co., Ltd.....................................    68,963   4,450,546
*   Hanwha Aerospace Co., Ltd............................   295,022   8,350,210
*   Hanwha Chemical Corp.................................   935,049  18,965,358
    Hanwha Corp..........................................   575,328  18,236,434
#*  Hanwha Galleria Timeworld Co., Ltd...................    20,968     564,855
    Hanwha General Insurance Co., Ltd....................   792,574   3,871,496
*   Hanwha Investment & Securities Co., Ltd.............. 1,435,186   3,132,934
    Hanwha Life Insurance Co., Ltd....................... 3,319,694  12,859,429
#   Hanyang Eng Co., Ltd.................................    93,315   1,137,234
    Hanyang Securities Co., Ltd..........................    35,079     223,976
#*  Harim Co., Ltd.......................................   555,966   1,559,450
    Harim Holdings Co., Ltd..............................     6,341      71,725
#   HB Technology Co., Ltd...............................   794,440   2,674,134
    HDC Holdings Co., Ltd................................   630,488  10,613,601
#   HDC Hyundai Engineering Plastics Co., Ltd............   227,951     992,521
#   HDC I-Controls Co., Ltd..............................    44,961     409,915
*   HDPRO Co., Ltd.......................................    10,130      42,153
#*  Heung-A Shipping Co., Ltd............................ 1,718,596     674,095
#*  Heungkuk Fire & Marine Insurance Co., Ltd............   139,530     616,607
#   High Tech Pharm Co., Ltd.............................    21,787     308,623
#*  Hisem Co., Ltd.......................................    25,621     110,518
    Hite Jinro Co., Ltd..................................   259,047   3,942,689
    Hitejinro Holdings Co., Ltd..........................    89,495     625,650
    HizeAero Co., Ltd....................................       528       2,642
#*  HLB POWER Co., Ltd...................................    56,879      46,642
#*  Home Center Holdings Co., Ltd........................   606,260   1,008,756
#*  Homecast Co., Ltd....................................   139,639     618,292
#   Hotel Shilla Co., Ltd................................   175,082  12,108,338
#   HS Industries Co., Ltd...............................   582,384   3,309,131
#   HS R&A Co., Ltd......................................   446,034     837,254
*   HSD Engine Co., Ltd..................................   186,924     936,161
*   Huayi Brothers Korea Co., Ltd........................     5,415      14,894
    Huchems Fine Chemical Corp...........................   199,019   4,124,258
*   Hugel, Inc...........................................    14,647   4,410,091
#*  Humax Co., Ltd.......................................   175,352   1,064,449
#   Humedix Co., Ltd.....................................    39,858     939,910
*   Huneed Technologies..................................    77,292     581,613
    Huons Co., Ltd.......................................    56,366   3,447,989
    Huons Global Co., Ltd................................    50,284   1,880,357
#   Husteel Co., Ltd.....................................    21,233     248,057
#   Huvis Corp...........................................   177,229   1,230,174
    Huvitz Co., Ltd......................................    63,825     496,376
#   Hwa Shin Co., Ltd....................................   206,077     507,631

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SOUTH KOREA -- (Continued)
    Hwacheon Machine Tool Co., Ltd.......................   5,581 $   212,066
#   Hwail Pharm Co., Ltd.................................  98,662     600,125
#*  Hwajin Co., Ltd...................................... 149,308     307,969
#   Hwangkum Steel & Technology Co., Ltd................. 109,131   1,117,144
    HwaSung Industrial Co., Ltd.......................... 113,787   1,573,898
#   Hy-Lok Corp..........................................  74,549   1,307,051
*   Hyosung Advanced Materials Corp......................  28,092   2,901,408
*   Hyosung Chemical Corp................................  20,005   2,547,352
*   Hyosung Corp......................................... 139,621   8,817,062
*   Hyosung TNC Co., Ltd.................................  27,137   4,204,164
    HyosungITX Co., Ltd..................................   8,136      79,906
#   Hyundai BNG Steel Co., Ltd........................... 128,452   1,289,139
#   Hyundai Construction Equipment Co., Ltd..............  87,079   4,336,013
#   Hyundai Corp Holdings, Inc...........................  63,992   1,037,274
#   Hyundai Corp.........................................  79,256   2,265,944
    Hyundai Department Store Co., Ltd.................... 118,106  10,167,267
#*  Hyundai Electric & Energy System Co., Ltd............  31,448     788,372
#   Hyundai Elevator Co., Ltd............................  73,563   7,395,112
    Hyundai Engineering & Construction Co., Ltd.......... 281,884  15,839,243
    Hyundai Glovis Co., Ltd.............................. 120,889  15,456,865
    Hyundai Greenfood Co., Ltd........................... 267,403   3,309,006
*   Hyundai Heavy Industries Co., Ltd.................... 136,416  17,071,549
*   Hyundai Heavy Industries Holdings Co., Ltd...........  48,808  15,798,526
    Hyundai Home Shopping Network Corp...................  33,376   3,091,690
    Hyundai Hy Communications & Networks Co., Ltd........ 378,360   1,403,247
#   Hyundai Livart Furniture Co., Ltd....................  88,708   1,573,090
    Hyundai Marine & Fire Insurance Co., Ltd............. 688,280  23,101,159
*   Hyundai Merchant Marine Co., Ltd.....................  99,372     358,248
#   Hyundai Mipo Dockyard Co., Ltd....................... 182,566  10,345,298
    Hyundai Mobis Co., Ltd............................... 176,094  35,670,853
#   Hyundai Motor Co..................................... 383,241  44,678,826
#   Hyundai Motor Securities Co., Ltd.................... 213,592   1,934,895
#   Hyundai Pharmaceutical Co., Ltd...................... 162,318     752,809
#*  Hyundai Rotem Co., Ltd............................... 122,642   2,936,688
    Hyundai Steel Co..................................... 511,317  23,527,930
#   Hyundai Telecommunication Co., Ltd...................  61,342     609,305
#   Hyundai Wia Corp..................................... 190,052   7,477,645
#   HyVision System, Inc.................................  99,542     851,127
*   I&C Technology Co., Ltd..............................  23,375      78,589
#   i3system, Inc........................................  27,366     429,280
#*  iA, Inc.............................................. 164,417     514,887
#   ICD Co., Ltd......................................... 179,392   1,484,971
#*  ICK Co., Ltd.........................................  55,401      59,559
#*  i-Components Co., Ltd................................  32,924     229,759
#   IHQ, Inc............................................. 769,078   1,312,719
    Il Dong Pharmaceutical Co., Ltd......................  29,619     532,856
#   IlDong Holdings Co., Ltd.............................  26,502     296,381
#   Iljin Diamond Co., Ltd...............................  35,999   1,308,236
    Iljin Display Co., Ltd............................... 105,776     367,284
#   Iljin Electric Co., Ltd.............................. 175,194     543,652
#*  Iljin Holdings Co., Ltd.............................. 220,946     728,771
#   Iljin Materials Co., Ltd.............................  60,362   2,212,883
#   Ilshin Spinning Co., Ltd.............................  14,810   1,287,159
#*  Ilshin Stone Co., Ltd................................ 177,068     453,185
#*  ilShinbiobase Co., Ltd............................... 119,594     211,396
#   Ilsung Pharmaceuticals Co., Ltd......................   3,660     315,400
*   Ilyang Pharmaceutical Co., Ltd.......................  48,569   1,280,125
#*  IM Co., Ltd.......................................... 378,564     478,345
#   iMarketKorea, Inc.................................... 208,911   1,506,337

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    InBody Co., Ltd......................................    97,148 $ 2,037,596
#*  Incross Co., Ltd.....................................     9,948     152,743
*   Industrial Bank of Korea............................. 1,751,229  22,431,611
#*  Infinitt Healthcare Co., Ltd.........................    60,664     350,994
    InfoBank Corp........................................    29,188     216,362
#*  Infraware, Inc.......................................   126,506     170,318
#*  INITECH Co., Ltd.....................................   112,989     631,540
#*  InkTec Co., Ltd......................................    12,681      35,182
    Innocean Worldwide, Inc..............................    39,875   2,524,677
#*  InnoWireless, Inc....................................    21,914     455,544
*   Innox Advanced Materials Co., Ltd....................    57,404   2,500,080
*   Inscobee, Inc........................................    85,565     436,545
#*  Insun ENT Co., Ltd...................................   260,960   1,592,367
*   Insung Information Co., Ltd..........................    54,223     162,734
#   Intelligent Digital Integrated Security Co., Ltd.....    27,364     638,560
*   Interflex Co., Ltd...................................   106,377   1,097,681
    Intergis Co., Ltd....................................    13,600      31,458
#   Interojo Co., Ltd....................................    63,830   1,304,839
#   Interpark Corp.......................................   100,284     486,996
#   Interpark Holdings Corp..............................   534,606   1,203,816
#   INTOPS Co., Ltd......................................   161,573   2,155,230
#   INVENIA Co., Ltd.....................................   119,341     342,481
#   Inzi Controls Co., Ltd...............................    96,714     760,723
#   INZI Display Co., Ltd................................   124,958     209,937
#*  Iones Co., Ltd.......................................    70,394     581,494
    IS Dongseo Co., Ltd..................................   154,250   4,203,449
#   ISC Co., Ltd.........................................    87,282     713,669
#   i-SENS, Inc..........................................    63,448   1,428,799
#   ISU Chemical Co., Ltd................................   125,099   1,149,589
#   IsuPetasys Co., Ltd..................................   180,283     966,924
#   It's Hanbul Co., Ltd.................................    12,358     299,957
#   J.ESTINA Co., Ltd....................................    68,017     547,355
#   Jahwa Electronics Co., Ltd...........................    97,182   1,169,222
#   JASTECH, Ltd.........................................   111,800     908,725
#*  Jayjun Cosmetic Co., Ltd.............................   182,660   1,811,254
    JB Financial Group Co., Ltd.......................... 2,160,829  12,090,222
#   JC Hyun System, Inc..................................    84,392     394,237
*   Jcontentree Corp.....................................   321,312   1,433,067
#   Jeil Pharma Holdings, Inc............................    47,529   1,120,600
    Jeju Air Co., Ltd....................................    58,161   1,716,381
#*  Jeju Semiconductor Corp..............................    83,002     287,761
#*  Jeongsan Aikang Co., Ltd.............................   125,996     262,196
    Jinro Distillers Co., Ltd............................    12,438     325,693
#   Jinsung T.E.C........................................    76,654     604,533
    JLS Co., Ltd.........................................    36,730     230,594
*   JoyCity Corp.........................................     1,689      18,030
#   JS Corp..............................................    24,465     272,350
#   Jusung Engineering Co., Ltd..........................   358,325   2,118,711
#   JVM Co., Ltd.........................................    25,724     807,973
    JW Holdings Corp.....................................   176,852   1,142,182
#   JW Life Science Corp.................................    35,153     712,603
    JW Pharmaceutical Corp...............................    58,397   2,131,061
#*  JYP Entertainment Corp...............................   199,482   5,168,751
#*  Kakao Corp...........................................   120,263  10,774,029
#*  Kanglim Co., Ltd.....................................   165,131     537,177
    Kangnam Jevisco Co., Ltd.............................    36,468     862,508
    Kangwon Land, Inc....................................   374,940  11,471,434
#   KAON Media Co., Ltd..................................   142,145   1,068,648
*   KB Financial Group, Inc..............................   870,754  37,413,952

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#*  KB Financial Group, Inc., ADR........................   514,132 $21,958,578
#*  KB Metal Co., Ltd....................................    62,702     131,177
    KC Co., Ltd..........................................    89,197   1,108,172
    KC Cottrell Co., Ltd.................................     5,541      26,951
#   KC Green Holdings Co., Ltd...........................   162,216     610,891
#   KC Tech Co., Ltd.....................................    70,767     777,389
    KCC Corp.............................................    42,524  12,520,762
#   KCC Engineering & Construction Co., Ltd..............    75,650     590,637
    KCI, Ltd.............................................     7,564      64,462
*   KD Construction Co., Ltd............................. 3,108,662     302,327
#   KEC Corp............................................. 1,085,411   1,117,287
#   KEPCO Engineering & Construction Co., Inc............    48,067   1,132,844
    KEPCO Plant Service & Engineering Co., Ltd...........    96,518   2,949,576
#   Keyang Electric Machinery Co., Ltd...................   228,813     771,797
#*  KEYEAST Co., Ltd.....................................   738,123   1,816,095
#   KG Chemical Corp.....................................   120,121   1,820,511
    KG Eco Technology Service Co., Ltd...................   230,419     683,843
#   Kginicis Co., Ltd....................................   111,969   1,486,246
#   KGMobilians Co., Ltd.................................   183,389   1,306,836
#*  KH Vatec Co., Ltd....................................   112,362     951,749
    Kia Motors Corp...................................... 1,121,776  36,679,918
#   KINX, Inc............................................     4,462      83,987
    KISCO Corp...........................................   251,272   1,295,727
    KISCO Holdings Co., Ltd..............................    41,331     515,172
#   Kishin Corp..........................................    42,990     145,747
    KISWIRE, Ltd.........................................    68,539   1,573,956
#*  Kiwi Media Group Co., Ltd............................ 1,032,558     351,866
#   KIWOOM Securities Co., Ltd...........................    87,113   6,778,719
#*  KleanNara Co., Ltd...................................   171,324     537,790
#   KL-Net Corp..........................................   124,486     339,274
#   KM Corp..............................................     6,461      43,444
    KMH Co., Ltd.........................................   159,063   1,151,306
#*  KMH Hitech Co., Ltd..................................    53,654      48,372
*   KMW Co., Ltd.........................................    16,356     348,682
    Kocom Co., Ltd.......................................    25,809     160,000
#   Kodaco Co., Ltd......................................   447,742   1,015,612
    Koentec Co., Ltd.....................................    19,301     128,048
    Koh Young Technology, Inc............................    84,258   6,227,462
    Kolmar BNH Co., Ltd..................................    80,842   1,685,885
    Kolon Corp...........................................    57,900   1,740,226
#   Kolon Global Corp....................................    95,385     712,751
#   Kolon Industries, Inc................................   152,190   8,141,036
#*  Kolon Life Science, Inc..............................    29,210   1,875,866
#   Kolon Plastic, Inc...................................    99,256     571,316
    Komelon Corp.........................................    19,563     140,107
    KoMiCo, Ltd..........................................    10,430     232,672
*   Komipharm International Co., Ltd.....................    62,155   1,278,893
#*  KONA I Co., Ltd......................................    59,267     639,952
#   Kook Soon Dang Brewery Co., Ltd......................   146,832     569,636
*   Korea Aerospace Industries, Ltd......................   242,168   7,449,666
    Korea Airport Service Co., Ltd.......................       449      18,919
#   Korea Alcohol Industrial Co., Ltd....................   175,010   1,195,091
#   Korea Asset In Trust Co., Ltd........................   185,592     741,779
#   Korea Autoglass Corp.................................    96,796   1,167,042
#   Korea Cast Iron Pipe Industries Co., Ltd.............    64,280     575,623
#*  Korea Circuit Co., Ltd...............................   137,372     751,373
#   Korea District Heating Corp..........................    28,061   1,456,205
#*  Korea Electric Power Corp., Sponsored ADR............   715,987  10,976,081
*   Korea Electric Power Corp............................   433,914  13,409,458

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    Korea Electric Terminal Co., Ltd.....................    47,559 $ 1,802,613
#   Korea Electronic Certification Authority, Inc........   109,586     444,968
#   Korea Electronic Power Industrial Development Co.,
      Ltd................................................    93,274     309,104
#   Korea Export Packaging Industrial Co., Ltd...........    11,845     208,018
#*  Korea Flange Co., Ltd................................   151,815     243,874
*   Korea Gas Corp.......................................   178,798   8,713,794
#   Korea Industrial Co., Ltd............................    46,780     101,214
#*  Korea Information & Communications Co., Ltd..........   152,736   1,256,790
#   Korea Information Certificate Authority, Inc.........   105,543     399,440
    Korea Investment Holdings Co., Ltd...................   269,883  15,652,707
    Korea Kolmar Co., Ltd................................    38,031   2,307,959
#   Korea Kolmar Holdings Co., Ltd.......................    40,766   1,138,036
#*  Korea Line Corp......................................   129,726   2,813,028
#*  Korea Materials & Analysis Corp......................    45,066     501,725
    Korea Petrochemical Ind Co., Ltd.....................    35,879   5,485,290
    Korea Petroleum Industries Co........................       772     110,734
    Korea Real Estate Investment & Trust Co., Ltd........   430,615   1,024,568
#   Korea United Pharm, Inc..............................    57,626   1,216,309
#   Korea Zinc Co., Ltd..................................    33,804  13,386,473
    Korean Air Lines Co., Ltd............................   621,134  20,345,830
    Korean Reinsurance Co................................ 1,039,443   8,399,582
#   Kortek Corp..........................................   125,538   1,646,506
#   KPX Chemical Co., Ltd................................    16,686     795,257
#*  KR Motors Co., Ltd...................................   240,304     114,302
    KSIGN Co., Ltd.......................................   184,644     212,858
    KSS LINE, Ltd........................................   135,677     808,206
*   KT Corp., Sponsored ADR..............................   309,798   4,281,408
*   KT Corp..............................................    35,348     908,630
*   KT Hitel Co., Ltd....................................   100,170     509,717
    KT Skylife Co., Ltd..................................   260,993   2,655,242
#   KT Submarine Co., Ltd................................   115,335     365,233
*   KT&G Corp............................................   370,129  32,956,950
#*  KTB Investment & Securities Co., Ltd.................   509,678   1,513,222
#   KTCS Corp............................................   321,749     758,449
#   Ktis Corp............................................   286,104     717,887
#   Kuk Young G&M........................................    79,758     117,584
#   Kukbo Design Co., Ltd................................    30,319     393,756
#   Kukdo Chemical Co., Ltd..............................    39,007   1,755,292
#   Kukdong Oil & Chemicals Co., Ltd.....................    45,496     142,289
#*  Kuk-il Paper Manufacturing Co., Ltd..................   363,623     356,395
#   Kukje Pharma Co., Ltd................................    71,970     294,275
*   Kum Yang Co., Ltd....................................    19,425      40,293
    Kumho Industrial Co., Ltd............................   151,706   1,785,618
    Kumho Petrochemical Co., Ltd.........................   151,174  12,260,868
#*  Kumho Tire Co., Inc.................................. 1,146,610   5,247,567
#   Kumkang Kind Co., Ltd................................    34,570     706,246
    Kwang Dong Pharmaceutical Co., Ltd...................   321,284   2,121,872
#*  Kwang Myung Electric Co., Ltd........................   229,093     627,529
#*  Kyeryong Construction Industrial Co., Ltd............    65,231   1,512,628
    Kyobo Securities Co., Ltd............................   253,068   2,244,419
#   Kyongbo Pharmaceutical Co., Ltd......................   116,545   1,105,005
#   Kyung Dong Navien Co., Ltd...........................    39,371   1,513,640
#*  Kyung Nam Pharm Co., Ltd.............................   107,722     312,231
#   Kyung Nong Corp......................................    18,152     350,750
#   Kyungbang Co., Ltd...................................   108,035   1,066,637
    Kyungchang Industrial Co., Ltd.......................   227,058     331,393
    KyungDong City Gas Co., Ltd..........................    20,582     724,977
#   KyungDong Invest Co., Ltd............................     7,800     309,349
#   Kyungdong Pharm Co., Ltd.............................   131,084   1,261,027

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   Kyung-In Synthetic Corp..............................   268,909 $ 1,505,349
#   L&F Co., Ltd.........................................   134,032   4,138,512
#*  L&K Biomed Co., Ltd..................................    26,871     189,074
#*  LabGenomics Co., Ltd.................................    30,845     196,554
#*  LB Semicon, Inc......................................   450,341   1,713,553
#   LEADCORP, Inc. (The).................................   226,884   1,154,679
#*  Leaders Cosmetics Co., Ltd...........................    62,660     648,858
    Lee Ku Industrial Co., Ltd...........................   244,339     462,595
    LEENO Industrial, Inc................................    78,837   3,551,045
#*  Leenos Corp..........................................   149,133     288,772
    LF Corp..............................................   228,336   5,079,940
    LG Chem, Ltd.........................................   230,246  76,382,666
    LG Corp..............................................   379,010  26,500,914
#*  LG Display Co., Ltd., ADR............................   865,280   7,320,269
#*  LG Display Co., Ltd.................................. 2,421,307  41,241,217
    LG Electronics, Inc..................................   974,903  58,515,982
#   LG Hausys, Ltd.......................................    91,051   5,733,503
#   LG Household & Health Care, Ltd......................    41,152  46,821,749
    LG Innotek Co., Ltd..................................   129,479  11,434,760
#   LG International Corp................................   365,649   5,690,680
    LG Uplus Corp........................................ 1,671,870  22,724,185
    LIG Nex1 Co., Ltd....................................    54,276   1,662,590
#   Lion Chemtech Co., Ltd...............................    56,389     487,720
#*  Liveplex Co., Ltd....................................   593,203     506,224
#   LMS Co., Ltd.........................................    35,029     202,638
#   Lock & Lock Co., Ltd.................................    80,519   1,447,689
*   LONGTU KOREA, Inc....................................     2,592       9,610
#   LOT Vacuum Co., Ltd..................................   117,611     843,793
    Lotte Chemical Corp..................................   154,753  41,856,663
    Lotte Chilsung Beverage Co., Ltd.....................       129     166,487
*   Lotte Corp...........................................    40,570   1,912,992
    LOTTE Fine Chemical Co., Ltd.........................   149,679   6,120,616
    Lotte Food Co., Ltd..................................     1,684     968,170
    LOTTE Himart Co., Ltd................................    92,619   4,218,097
#   Lotte Non-Life Insurance Co., Ltd....................   989,323   2,397,665
    Lotte Shopping Co., Ltd..............................    45,787   8,076,368
*   Lotte Tour Development Co., Ltd......................     4,524      59,490
#   LS Cable & System Asia, Ltd..........................    54,545     293,100
    LS Corp..............................................   152,750   7,894,317
    LS Industrial Systems Co., Ltd.......................   109,530   5,181,003
#*  Lumens Co., Ltd......................................   483,998   1,358,634
    Lutronic Corp........................................    75,044     639,211
#   LVMC Holdings........................................   313,611     766,112
    Macquarie Korea Infrastructure Fund.................. 2,143,392  19,032,910
*   Macrogen, Inc........................................    59,215   1,650,685
#   Maeil Holdings Co., Ltd..............................    94,205     935,515
#*  Magicmicro Co., Ltd..................................    45,544     126,886
#*  Majestar Co., Ltd....................................    77,416      19,243
#   MAKUS, Inc...........................................    17,927      70,331
#   Mando Corp...........................................   300,876   9,203,429
#*  Maniker Co., Ltd.....................................   611,854     449,903
#   Mcnex Co., Ltd.......................................   121,950   1,620,270
#*  ME2ON Co., Ltd.......................................   148,492     829,986
    Mediana Co., Ltd.....................................     7,394      45,954
    Medy-Tox, Inc........................................    31,966  14,972,420
#   Meerecompany, Inc....................................    19,736     999,555
#   MegaStudy Co., Ltd...................................    75,009     710,078
#   MegaStudyEdu Co., Ltd................................    62,470   1,801,186
#*  Melfas, Inc..........................................   168,601     318,291

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    Meritz Financial Group, Inc..........................   373,453 $ 4,155,436
    Meritz Fire & Marine Insurance Co., Ltd..............   528,017  10,541,541
    Meritz Securities Co., Ltd........................... 2,424,324  10,017,170
#   META BIOMED Co., Ltd.................................    99,911     286,125
#*  Mgame Corp...........................................   159,392     459,693
*   MGENPLUS Co., Ltd....................................    59,049     436,893
    Mi Chang Oil Industrial Co., Ltd.....................     3,580     247,713
#   MiCo, Ltd............................................   428,066   3,160,346
#   Minwise Co., Ltd.....................................    83,229   1,502,372
#   Mirae Asset Daewoo Co., Ltd.......................... 2,468,423  16,922,416
    Mirae Asset Life Insurance Co., Ltd..................   468,166   2,045,808
#*  Mirae Corp........................................... 2,667,207     425,155
    Miwon Chemicals Co., Ltd.............................     1,485      53,843
    Miwon Commercial Co., Ltd............................       510     114,251
#   Miwon Specialty Chemical Co., Ltd....................    10,292     596,297
#   MK Electron Co., Ltd.................................   259,181   2,141,334
#*  MNTech Co., Ltd......................................   219,401     732,162
#   Mobase Co., Ltd......................................   191,674     738,925
#*  Mobile Appliance, Inc................................    38,760     200,528
#*  Moda-InnoChips Co., Ltd..............................    34,587     267,863
    Modetour Network, Inc................................   103,310   2,301,423
#   Monalisa Co., Ltd....................................    90,283     307,036
    MonAmi Co., Ltd......................................    38,910     100,452
    Moorim P&P Co., Ltd..................................   317,482   1,714,667
#   Moorim Paper Co., Ltd................................   269,519     725,356
#   Motonic Corp.........................................    89,012     935,438
#*  MP Group, Inc........................................   104,321      23,117
#   MP Hankang Co., Ltd..................................   238,453     353,822
#   Muhak Co., Ltd.......................................   134,926   1,669,583
#   Multicampus Corp.....................................    17,579     826,694
#   MyungMoon Pharm Co., Ltd.............................   137,771     705,579
#   Nam Hwa Construction Co., Ltd........................    22,743     277,830
#   Namhae Chemical Corp.................................   108,812   1,379,724
#*  NamKwang Engineering & Construction Co., Ltd.........     4,022      62,740
#*  Namsun Aluminum Co., Ltd.............................   981,281   2,529,716
#*  Namuga Co., Ltd......................................     8,126     154,407
    Namyang Dairy Products Co., Ltd......................     3,164   1,795,650
*   NanoenTek, Inc.......................................     6,498      30,070
    Nasmedia Co., Ltd....................................    22,380     694,662
*   Nature & Environment Co., Ltd........................    33,161      61,721
    NAVER Corp...........................................   433,005  53,080,154
    NCSoft Corp..........................................    64,079  26,982,593
#   NeoPharm Co., Ltd....................................    52,236   2,096,657
#*  Neowiz...............................................   136,663   1,581,753
*   NEOWIZ HOLDINGS Corp.................................    63,040     650,653
#   NEPES Corp...........................................   286,512   3,126,209
#   Netmarble Corp.......................................    13,240   1,277,862
#*  Neuros Co., Ltd......................................    51,922     445,434
    New Power Plasma Co., Ltd............................     2,329      30,384
#   Nexen Corp...........................................   252,005   1,349,093
    Nexen Tire Corp......................................   402,725   3,571,258
*   Nexon GT Co., Ltd....................................    88,047   1,081,629
#*  Next Entertainment World Co., Ltd....................    89,222     378,253
    NextEye Co., Ltd.....................................    28,610      59,244
#   Nexturn Co., Ltd.....................................    44,309     482,557
    NH Investment & Securities Co., Ltd.................. 1,138,278  14,338,501
*   NHN BUGS Corp........................................    25,784     150,751
*   NHN Entertainment Corp...............................   110,754   5,903,707
#   NHN KCP Corp.........................................   146,216   1,713,589

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   NI Steel Co., Ltd....................................    21,389 $    52,641
    NICE Holdings Co., Ltd...............................   241,088   3,883,373
#   Nice Information & Telecommunication, Inc............    70,287   1,241,820
    NICE Information Service Co., Ltd....................   361,764   3,345,774
#   NICE Total Cash Management Co., Ltd..................   192,224   1,581,380
#*  NK Co., Ltd..........................................   742,931   1,418,220
#   Nong Shim Holdings Co., Ltd..........................    19,427   1,409,961
#   Nong Woo Bio Co., Ltd................................    76,320     922,654
    NongShim Co., Ltd....................................    18,559   4,666,265
    Noroo Holdings Co., Ltd..............................    18,672     235,543
#   NOROO Paint & Coatings Co., Ltd......................   113,466     950,872
    NPC..................................................    83,760     292,458
#   NS Shopping Co., Ltd.................................   174,046   2,122,319
*   nTels Co., Ltd.......................................     7,472      78,903
#   Nuri Telecom Co., Ltd................................    48,568     285,879
#*  NUTRIBIOTECH Co., Ltd................................    76,140   1,080,808
*   NUVOTEC Co., Ltd.....................................    46,960      62,960
    OCI Co., Ltd.........................................   151,688  14,661,819
#*  Omnisystem Co., Ltd..................................   283,554     512,336
#   Openbase, Inc........................................   155,472     338,407
#   Opto Device Technology Co., Ltd......................   125,010     662,598
#   OptoElectronics Solutions Co., Ltd...................    30,470     507,135
#   OPTRON-TEC, Inc......................................   286,837   1,315,705
#*  Orbitech Co., Ltd....................................   112,455     534,094
#*  Orientbio, Inc.......................................   374,028     203,985
    Orion Corp...........................................    30,176   3,081,681
    Orion Holdings Corp..................................   356,152   6,056,405
#*  OSANGJAIEL Co., Ltd..................................    42,523     299,833
*   Osstem Implant Co., Ltd..............................    96,738   4,843,451
#*  Osung Advanced Materials Co., Ltd....................   266,954     512,216
    Ottogi Corp..........................................     3,653   2,561,338
#   Paik Kwang Industrial Co., Ltd.......................   134,470     337,067
*   Pan Ocean Co., Ltd................................... 1,463,788   5,985,380
    Pang Rim Co., Ltd....................................    51,450     110,684
#   Pan-Pacific Co., Ltd.................................   292,764     679,163
#*  PaperCorea, Inc......................................   261,939     245,735
#   Paradise Co., Ltd....................................   132,328   2,179,280
    Partron Co., Ltd.....................................   335,922   2,740,591
#*  Paru Co., Ltd........................................   167,991     447,275
#*  Paxnet Co., Ltd......................................    34,981     211,332
*   Pearl Abyss Corp.....................................     1,484     257,771
#*  People & Technology, Inc.............................    56,315     620,838
    PHARMA RESEARCH PRODUCTS Co., Ltd....................    17,341     528,597
*   Phoenix Materials Co., Ltd...........................   162,456     106,256
#*  PNE Solution Co., Ltd................................    64,032     739,556
#*  Pobis TNC Co., Ltd...................................   249,537     381,151
    POSCO, Sponsored ADR.................................   507,145  30,540,272
    POSCO................................................   162,611  40,140,838
#   POSCO Chemtech Co., Ltd..............................   109,089   5,857,531
#   POSCO Coated & Color Steel Co., Ltd..................    29,123     544,099
    Posco Daewoo Corp....................................   387,464   7,004,579
    Posco ICT Co., Ltd...................................   384,591   1,994,374
#   Posco M-Tech Co., Ltd................................   145,597   1,366,711
#*  Power Logics Co., Ltd................................   335,861   2,245,179
#   Protec Co., Ltd......................................    54,046     788,315
#   PS TEC Co., Ltd......................................    57,269     238,745
    PSK, Inc.............................................   160,966   1,971,186
#   Pulmuone Co., Ltd....................................     9,180     701,292
#   Pungkuk Alcohol Industry Co., Ltd....................    51,541   1,035,644

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES      VALUE>>
                                                          ---------- --------------
SOUTH KOREA -- (Continued)
#   Pyeong Hwa Automotive Co., Ltd.......................    139,307 $    1,027,469
#*  RaonSecure Co., Ltd..................................    211,560        451,442
#   Rayence Co., Ltd.....................................     39,929        557,255
#*  Redrover Co., Ltd....................................    338,742        577,911
#   Reyon Pharmaceutical Co., Ltd........................     46,770        642,534
    RFHIC Corp...........................................     10,310        239,762
#   RFTech Co., Ltd......................................    179,198        929,759
#   Robostar Co., Ltd....................................     44,727        920,541
#   S Net Systems, Inc...................................    112,746        419,732
#   S&S Tech Corp........................................    166,405        719,202
*   S&T Corp.............................................     11,333        123,979
*   S&T Dynamics Co., Ltd................................    229,210      1,504,762
    S&T Holdings Co., Ltd................................     83,154        976,593
    S&T Motiv Co., Ltd...................................     85,945      2,634,736
#*  S.Y. Panel Co., Ltd..................................    122,424        704,521
    S-1 Corp.............................................    108,513     10,026,860
#   Sajo Industries Co., Ltd.............................     33,947      1,880,631
#*  Sajodongaone Co., Ltd................................    207,543        242,935
#   Sam Chun Dang Pharm Co., Ltd.........................     95,248      3,906,317
#*  SAM KANG M&T Co., Ltd................................    134,219        609,170
#   Sam Young Electronics Co., Ltd.......................    122,389      1,367,868
#   Sam Yung Trading Co., Ltd............................     88,312      1,180,258
#   Sam-A Pharm Co., Ltd.................................      6,959        109,419
    Sambo Corrugated Board Co., Ltd......................      1,545         13,433
#   Sambo Motors Co., Ltd................................    141,368      1,074,853
#   Sambon Precision & Electronics Co., Ltd..............     22,220         72,247
    Samchully Co., Ltd...................................     23,615      2,134,912
#   Samchuly Bicycle Co., Ltd............................     69,792        422,295
#   Samho Development Co., Ltd...........................    211,574      1,128,168
#*  Samho International Co., Ltd.........................     17,488        244,286
#   SAMHWA Paints Industrial Co., Ltd....................    103,623        663,795
#   Samick Musical Instruments Co., Ltd..................    572,636      1,004,357
#   Samick THK Co., Ltd..................................     94,963      1,054,459
#   Samil Pharmaceutical Co., Ltd........................     11,145        227,581
#   Samji Electronics Co., Ltd...........................    139,440      1,341,921
#*  Samjin LND Co., Ltd..................................     95,857        202,596
    Samjin Pharmaceutical Co., Ltd.......................     97,912      3,377,467
#   Samkee Automotive Co., Ltd...........................    275,558        770,923
#   Samkwang Glass Co., Ltd..............................     29,868        927,036
#   Sammok S-Form Co., Ltd...............................     29,342        382,333
#   SAMPYO Cement Co., Ltd...............................    273,064      1,265,894
#*  Samsung Biologics Co., Ltd...........................     17,541      6,330,613
    Samsung C&T Corp.....................................    180,915     19,573,485
#   Samsung Card Co., Ltd................................    206,999      6,201,814
#   Samsung Climate Control Co., Ltd.....................      5,930         50,918
#   Samsung Electro-Mechanics Co., Ltd...................    201,000     19,670,845
#   Samsung Electronics Co., Ltd......................... 25,978,170  1,083,136,622
    Samsung Electronics Co., Ltd., GDR...................      2,651      2,727,879
*   Samsung Engineering Co., Ltd.........................    319,634      4,831,422
    Samsung Fire & Marine Insurance Co., Ltd.............    188,978     46,367,073
#*  Samsung Heavy Industries Co., Ltd....................  3,125,524     25,673,707
    Samsung Life Insurance Co., Ltd......................    251,712     20,014,439
#*  Samsung Pharmaceutical Co., Ltd......................    230,121        569,342
    Samsung SDI Co., Ltd.................................    139,560     28,171,397
    Samsung SDS Co., Ltd.................................     76,351     15,409,290
    Samsung Securities Co., Ltd..........................    461,544     13,932,968
#   SAMT Co., Ltd........................................    625,150        915,441
#   Samwha Capacitor Co., Ltd............................     98,324      5,816,777
#   Samwha Electric Co., Ltd.............................     31,386        691,161

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
SOUTH KOREA -- (Continued)
    Samyang Corp.........................................    32,553 $1,769,236
#   Samyang Foods Co., Ltd...............................    28,636  1,778,520
    Samyang Holdings Corp................................    42,949  3,218,463
#   Samyang Tongsang Co., Ltd............................    19,586    783,677
#   Samyoung M-Tek Co., Ltd..............................    34,531    115,830
#   Sang-A Frontec Co., Ltd..............................    48,694    771,448
#*  Sangbo Corp..........................................   197,426    364,631
#*  Sangsangin Co., Ltd..................................   367,421  5,793,659
    Sangsin Brake........................................    37,481    145,964
#   Sangsin Energy Display Precision Co., Ltd............    25,727    304,172
#   SaraminHR Co., Ltd...................................    39,297    668,454
#   Satrec Initiative Co., Ltd...........................    11,491    306,694
#   SAVEZONE I&C Corp....................................   126,057    434,875
#*  SBI Investment Korea Co., Ltd........................   540,570    355,838
*   SBS Media Holdings Co., Ltd..........................   532,665  1,087,266
#*  SBW.................................................. 1,349,832  1,335,322
#*  S-Connect Co., Ltd...................................   839,575  1,437,695
#   SD Biotechnologies Co., Ltd..........................    57,853    480,429
#*  SDN Co., Ltd.........................................   146,326    223,292
#   Seah Besteel Corp....................................   168,887  2,699,231
    SeAH Holdings Corp...................................     4,327    374,971
*   SeAH Steel Corp......................................    24,017  1,454,813
#   SeAH Steel Holdings Corp.............................    26,048  1,226,045
    Sebang Co., Ltd......................................   101,620  1,146,781
    Sebang Global Battery Co., Ltd.......................    86,541  2,913,627
#   Sebo Manufacturing Engineer Corp.....................    39,280    336,096
*   Seegene, Inc.........................................    83,259  1,422,334
#   Sejin Heavy Industries Co., Ltd......................    13,442     53,561
#   Sejong Industrial Co., Ltd...........................   112,789    828,400
*   Sejong Telecom, Inc.................................. 3,022,784  1,358,689
#*  Sejoong Co., Ltd.....................................    79,996    311,143
#*  Sekonix Co., Ltd.....................................   120,928    872,880
#*  Selvas AI, Inc.......................................    76,838    305,598
#   Sempio Foods Co......................................     8,094    213,893
#   Semyung Electric Machinery Co., Ltd..................    27,707    207,423
#   S-Energy Co., Ltd....................................   128,096    720,456
#*  Seobu T&D............................................   216,517  1,679,982
#   Seohan Co., Ltd...................................... 1,093,556  2,053,345
#   Seohee Construction Co., Ltd......................... 2,225,697  2,622,682
#   Seojin System Co., Ltd...............................    18,316    296,146
#   Seondo Electric Co., Ltd.............................    46,925    231,472
#   Seoul Auction Co., Ltd...............................    50,625    405,848
#*  Seoul Electronics & Telecom..........................    73,908     86,568
#*  Seoul Food Industrial Co., Ltd....................... 1,169,428    191,785
#   Seoul Pharma Co., Ltd................................    27,475    196,241
    Seoul Semiconductor Co., Ltd.........................   396,151  8,482,008
#*  Seouleaguer Co., Ltd.................................    45,929    114,286
#   Seoulin Bioscience Co., Ltd..........................    29,490    282,914
#   SEOWONINTECH Co., Ltd................................   115,985    493,208
#   Seoyon Co., Ltd......................................   143,004    559,296
#   Seoyon E-Hwa Co., Ltd................................    91,059    427,907
#   Sewha P&C, Inc.......................................     6,930     20,547
#*  Sewon Cellontech Co., Ltd............................   269,688    898,859
    Sewon Precision Industry Co., Ltd....................     8,303     56,023
#   SEWOONMEDICAL Co., Ltd...............................   134,747    473,923
    SFA Engineering Corp.................................   234,338  8,645,842
*   SFA Semicon Co., Ltd................................. 1,070,992  1,572,688
#*  SFC Co., Ltd.........................................    79,611    210,927
#*  SG Corp.............................................. 1,064,476    784,190

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
SOUTH KOREA -- (Continued)
#*  SG&G Corp............................................   236,478 $    503,442
#*  SGA Co., Ltd.........................................   570,544      291,318
#   SH Energy & Chemical Co., Ltd........................   774,901      827,741
#*  Shin Poong Pharmaceutical Co., Ltd...................   225,378    1,479,638
#   Shindaeyang Paper Co., Ltd...........................     8,681      528,346
*   Shinhan Financial Group Co., Ltd.....................   855,605   33,093,146
*   Shinhan Financial Group Co., Ltd., ADR...............   321,773   12,381,825
#   Shinil Industrial Co., Ltd...........................   485,981      629,599
#   Shinsegae Engineering & Construction Co., Ltd........    29,134      679,461
#   Shinsegae Food Co., Ltd..............................    14,856    1,206,665
#   Shinsegae Information & Communication Co., Ltd.......    12,219    1,368,133
    Shinsegae International, Inc.........................     6,944    1,354,134
#   Shinsegae, Inc.......................................    51,366   12,266,245
#*  Shinsung E&G Co., Ltd................................   582,918      596,899
#*  Shinsung Tongsang Co., Ltd...........................   811,922      713,396
#*  Shinwha Intertek Corp................................   240,196      374,271
#*  Shinwon Construction Co., Ltd........................    17,181       76,212
#*  Shinwon Corp.........................................   531,110    1,421,392
    Shinyoung Securities Co., Ltd........................    28,077    1,501,564
#   SHOWBOX Corp.........................................   444,603    1,280,360
#*  Signetics Corp.......................................   718,131      806,308
#   SIGONG TECH Co., Ltd.................................    85,660      520,982
    Silicon Works Co., Ltd...............................    64,421    2,241,581
#   Silla Co., Ltd.......................................    74,240      935,085
    SIMMTECH Co., Ltd....................................   245,973    1,640,505
#   SIMMTECH HOLDINGS Co., Ltd...........................   297,091      499,059
#   SIMPAC, Inc..........................................   157,278      409,615
    Sindoh Co., Ltd......................................    42,147    1,817,614
#   Sinil Pharm Co., Ltd.................................    15,161      138,505
#   SinSin Pharmaceutical Co., Ltd.......................    12,883       94,704
#   SK Bioland Co., Ltd..................................    61,103      860,922
    SK D&D Co., Ltd......................................    29,503      786,539
    SK Discovery Co., Ltd................................   175,114    4,567,476
#   SK Gas, Ltd..........................................    48,485    3,594,140
    SK Holdings Co., Ltd.................................   211,898   50,333,960
    SK Hynix, Inc........................................ 3,409,628  228,000,869
    SK Innovation Co., Ltd...............................   278,459   47,267,928
#   SK Materials Co., Ltd................................    42,116    5,910,624
    SK Networks Co., Ltd................................. 1,325,074    7,082,280
#*  SK Securities Co., Ltd............................... 4,998,921    3,349,231
    SK Telecom Co., Ltd., Sponsored ADR..................   122,524    3,110,884
    SK Telecom Co., Ltd..................................    56,504   13,081,176
    SKC Co., Ltd.........................................   217,279    7,588,882
*   SKC Solmics Co., Ltd.................................   368,607    1,144,716
#*  SKCKOLONPI, Inc......................................   107,592    3,363,064
#*  Skin n Skin Co., Ltd.................................   239,463      141,487
    SL Corp..............................................   149,008    2,707,989
#*  SM Culture & Contents Co., Ltd.......................   166,837      318,559
*   SM Entertainment Co..................................    53,663    2,325,912
#*  S-MAC Co., Ltd.......................................   861,286      809,773
#   SMCore, Inc..........................................     6,422       58,286
#   SMEC Co., Ltd........................................   224,187      577,086
*   SNTEK Co., Ltd.......................................     5,277       29,192
#*  SNU Precision Co., Ltd...............................   138,479      386,328
#   S-Oil Corp...........................................   199,315   18,767,759
#*  Solborn, Inc.........................................   145,243      618,807
#*  Solco Biomedical Co., Ltd............................   876,431      352,387
#*  Solid, Inc...........................................   203,030      572,798
#   Songwon Industrial Co., Ltd..........................   154,486    3,070,006

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
SOUTH KOREA -- (Continued)
#*  Sonokong Co., Ltd....................................    98,314 $  234,259
#*  Soosan Heavy Industries Co., Ltd.....................    69,489    120,902
    Soulbrain Co., Ltd...................................    97,342  4,460,702
    SPC Samlip Co., Ltd..................................    18,390  1,937,426
#   SPG Co., Ltd.........................................    66,801    474,764
#   Spigen Korea Co., Ltd................................    23,255  1,349,836
#   Ssangyong Cement Industrial Co., Ltd................. 1,033,940  6,177,298
#*  Ssangyong Motor Co...................................   324,206  1,447,068
    ST Pharm Co., Ltd....................................    24,781    425,855
#   Suheung Co., Ltd.....................................    56,429  1,299,258
#   Sun Kwang Co., Ltd...................................    24,983    396,536
#*  Sunchang Corp........................................    62,367    334,968
#*  SundayToz Corp.......................................    34,964    695,296
#   Sung Bo Chemicals Co., Ltd...........................    60,993    305,415
#   Sung Kwang Bend Co., Ltd.............................   230,005  2,479,166
#*  Sungchang Enterprise Holdings, Ltd...................   695,774  1,380,442
#   Sungdo Engineering & Construction Co., Ltd...........   123,643    577,094
#*  Sungshin Cement Co., Ltd.............................   255,558  3,224,739
    Sungwoo Hitech Co., Ltd..............................   640,270  2,372,327
#*  Sunjin Co., Ltd......................................   142,845  1,501,870
#*  Sunny Electronics Corp...............................   119,120    280,561
#*  Supex BNP Co., Ltd...................................    51,803     42,287
#*  Suprema HQ, Inc......................................    25,328    166,958
#*  Suprema, Inc.........................................    40,238    939,699
#   SurplusGlobal, Inc...................................    51,265    132,175
#*  Synopex, Inc.........................................   715,946  2,293,286
#   Systems Technology, Inc..............................   155,960  1,640,633
#   Tae Kyung Industrial Co., Ltd........................    73,750    373,433
    Taekwang Industrial Co., Ltd.........................     3,530  4,311,270
*   Taewoong Co., Ltd....................................   120,957  1,234,433
    Taeyoung Engineering & Construction Co., Ltd.........   491,874  5,918,341
#*  Taihan Electric Wire Co., Ltd........................   760,200    768,421
#*  Taihan Fiberoptics Co., Ltd..........................   311,240  1,454,235
#*  Taihan Textile Co., Ltd..............................     6,505     81,500
#   Tailim Packaging Co., Ltd............................   155,579    555,543
#*  TBH Global Co., Ltd..................................   209,967    571,472
#   TechWing, Inc........................................   155,841  1,386,521
#   Telechips, Inc.......................................    52,440    461,012
#*  Tellus Co., Ltd......................................   617,037    577,817
    Tera Semicon Co., Ltd................................   121,973  1,895,516
#   TES Co., Ltd.........................................   184,916  2,300,189
#   Tesna Co., Ltd.......................................    66,627  1,657,042
#*  Theragen Etex Co., Ltd...............................    13,295    138,731
#*  Thinkware Systems Corp...............................    92,085    653,358
#*  TK Chemical Corp.....................................   610,002  1,495,077
#   TK Corp..............................................   165,202  1,885,453
#*  TOBESOFT Co., Ltd....................................    66,764    301,512
#   Tokai Carbon Korea Co., Ltd..........................    52,591  2,559,818
#   Tong Yang Moolsan Co., Ltd...........................   562,991  1,129,629
    Tongyang Life Insurance Co., Ltd.....................   499,008  2,207,587
#   Tongyang pile, Inc...................................     5,078     25,634
#   Tongyang, Inc........................................ 1,702,203  3,098,159
#   Tonymoly Co., Ltd....................................    34,741    408,551
#   Top Engineering Co., Ltd.............................   158,313  1,122,059
#*  Toptec Co., Ltd......................................   225,283  2,235,587
#   Tovis Co., Ltd.......................................   186,685  1,184,425
    TS Corp..............................................    34,355    621,528
#*  T'way Holdings, Inc..................................   415,127    978,452
#   UBCare Co., Ltd......................................   111,753    460,993

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#*  Ubiquoss Holdings, Inc...............................    96,735 $   792,118
#   Ubiquoss, Inc........................................    24,418     786,124
#*  Ugint Co., Ltd....................................... 1,040,790     738,392
#   UIL Co., Ltd.........................................    84,771     386,112
#   Uju Electronics Co., Ltd.............................    53,381     401,210
#*  Unick Corp...........................................   107,839   1,001,850
#   Unid Co., Ltd........................................    59,739   2,529,399
    Union Materials Corp.................................    33,938      62,484
#   Union Semiconductor Equipment & Materials Co., Ltd...   250,748   1,011,290
#   Uniquest Corp........................................   106,534     654,021
#*  Unison Co., Ltd......................................   675,272     931,460
#   UniTest, Inc.........................................   227,673   2,976,792
    Value Added Technology Co., Ltd......................    70,503   1,472,731
#   Very Good Tour Co., Ltd..............................    29,456     235,565
#   Vessel Co., Ltd......................................    10,708      40,954
#   Viatron Technologies, Inc............................    70,072     692,595
#*  VICTEK Co., Ltd......................................    75,937     169,474
    Vieworks Co., Ltd....................................    71,217   2,200,804
#   Visang Education, Inc................................    96,185     605,425
#*  Vitzrocell Co., Ltd..................................    89,663     890,042
#*  W Holding Co., Ltd...................................   411,509     213,241
*   Webzen, Inc..........................................   122,204   2,219,157
#*  Welcron Co., Ltd.....................................   127,017     399,178
#   WeMade Entertainment Co., Ltd........................    38,376   1,315,565
    Whanin Pharmaceutical Co., Ltd.......................    80,461   1,404,356
#*  WillBes & Co. (The)..................................   673,948     881,659
#   Winix, Inc...........................................    58,045     886,404
    Wins Co., Ltd........................................    39,739     465,396
#   WiSoL Co., Ltd.......................................   322,084   4,562,222
#*  WIZIT Co., Ltd.......................................   316,484     347,167
#*  Won Ik Corp..........................................    36,259     153,976
#*  WONIK CUBE Corp......................................   130,346     339,293
#*  Wonik Holdings Co., Ltd..............................   445,026   1,690,733
#   WONIK IPS Co., Ltd...................................   262,111   5,425,067
#*  Wonik Materials Co., Ltd.............................    64,333   1,320,067
#*  Wonik QnC Corp.......................................   111,255   1,265,536
*   Wonpung Mulsan Co., Ltd..............................   116,995     336,849
#*  Woongjin Co., Ltd....................................   593,793   1,258,743
#*  Woongjin Energy Co., Ltd.............................   183,851     303,523
#   Woongjin Thinkbig Co., Ltd...........................   627,801   1,878,314
*   Woori Bank........................................... 2,226,112  29,978,308
    Woori Financial Group, Inc...........................     3,724     150,450
#*  Woori Investment Bank Co., Ltd....................... 1,609,403   1,142,859
#*  Woori Technology, Inc................................   156,100     179,788
#*  Wooridul Pharmaceutical, Ltd.........................    75,342     581,804
#*  Woorison F&G Co., Ltd................................   388,237     600,648
#   Woory Industrial Co., Ltd............................    75,382   2,358,565
#   Wooshin Systems Co., Ltd.............................    82,751     487,790
#   Woosu AMS Co., Ltd...................................   132,228     687,335
#   WooSung Feed Co., Ltd................................   229,739     603,932
    Worldex Industry & Trading Co., Ltd..................    18,504      86,662
#   Y G-1 Co., Ltd.......................................   226,963   2,273,879
#*  YeaRimDang Publishing Co., Ltd.......................   201,900   1,131,084
#   Yeong Hwa Metal Co., Ltd.............................   172,763     231,470
#   YES24 Co., Ltd.......................................    32,156     142,906
#*  Yest Co., Ltd........................................    20,395     157,138
#   YG Entertainment, Inc................................    40,685   1,596,448
#*  YG PLUS..............................................    95,371     176,403
*   YIK Corp.............................................    14,394      48,575

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES      VALUE>>
                                                          ---------- --------------
SOUTH KOREA -- (Continued)
#*  YJM Games Co., Ltd...................................    228,653 $      454,375
#   YMC Co., Ltd.........................................    163,910        967,572
#   Yong Pyong Resort Co., Ltd...........................    235,875      1,971,427
#*  Yonwoo Co., Ltd......................................     22,729        430,810
#   Yoosung Enterprise Co., Ltd..........................    173,620        450,592
#   YooSung T&S Co., Ltd.................................    140,682        440,383
#   Youlchon Chemical Co., Ltd...........................    106,296      1,433,185
#*  Young In Frontier Co., Ltd...........................     48,026        256,253
    Young Poong Corp.....................................      2,669      1,841,548
#   Young Poong Precision Corp...........................    109,306        944,662
*   Youngone Corp........................................    138,824      4,326,109
    Youngone Holdings Co., Ltd...........................     38,090      2,114,057
#*  YoungWoo DSP Co., Ltd................................     95,019        100,246
    YTN Co., Ltd.........................................     18,296         35,918
#*  Yuanta Securities Korea Co., Ltd.....................  1,231,895      3,809,842
    Yuhan Corp...........................................     24,540      5,253,717
    YuHwa Securities Co., Ltd............................     10,267        116,718
#*  Yungjin Pharmaceutical Co., Ltd......................    265,384      1,553,189
#*  Yuyang DNU Co., Ltd..................................    112,890        838,758
#   Yuyu Pharma, Inc.....................................     23,174        243,425
#   Zeus Co., Ltd........................................     61,994        701,224
*   Zungwon En-Sys, Inc..................................      9,089         15,866
                                                                     --------------
TOTAL SOUTH KOREA........................................             4,677,274,185
                                                                     --------------
TAIWAN -- (14.9%)
#   ABC Taiwan Electronics Corp..........................    675,220        537,678
#   Ability Enterprise Co., Ltd..........................  3,525,974      1,595,548
#   Ability Opto-Electronics Technology Co., Ltd.........    679,874      1,078,127
#   AcBel Polytech, Inc..................................  3,775,468      2,503,419
#   Accton Technology Corp...............................  3,510,369     12,633,692
    Ace Pillar Co., Ltd..................................    406,000        280,634
#   Acer, Inc............................................ 19,570,595     12,759,656
    ACES Electronic Co., Ltd.............................  1,103,000        840,845
*   Acon Holding, Inc....................................  1,730,000        331,762
    Acter Co., Ltd.......................................    660,705      3,773,859
*   Action Electronics Co., Ltd..........................  1,735,000        349,498
#   Actron Technology Corp...............................    924,200      3,320,245
#   A-DATA Technology Co., Ltd...........................  2,311,465      3,129,064
#   Addcn Technology Co., Ltd............................    169,146      1,401,644
    Adlink Technology, Inc...............................    721,107      1,121,044
#   Advanced Ceramic X Corp..............................    405,000      3,291,362
#   Advanced International Multitech Co., Ltd............  1,452,000      1,776,896
*   Advanced Lithium Electrochemistry Cayman Co., Ltd....    327,000        193,991
    Advanced Optoelectronic Technology, Inc..............    781,000        415,339
    Advanced Power Electronics Corp......................     82,000         82,696
#   Advanced Wireless Semiconductor Co...................  1,609,000      2,311,012
#   Advancetek Enterprise Co., Ltd.......................  1,418,662        715,986
#   Advantech Co., Ltd...................................  1,419,458     10,703,882
    Aerospace Industrial Development Corp................  3,073,000      3,410,544
#*  AGV Products Corp....................................  5,412,603      1,229,779
    AimCore Technology Co., Ltd..........................    240,819        126,921
    Airmate Cayman International Co., Ltd................     18,000          8,575
#   Airtac International Group...........................    887,299     10,465,050
#   Alchip Technologies, Ltd.............................    621,000      1,619,650
#   Alcor Micro Corp.....................................    463,000        262,481
#   Alexander Marine Co., Ltd............................     52,000         72,655
#*  ALI Corp.............................................  3,285,000      1,240,157
    All Ring Tech Co., Ltd...............................    771,000      1,169,620
#   Allied Circuit Co., Ltd..............................    247,000        517,595

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
#   Allis Electric Co., Ltd..............................  1,842,000 $   839,706
#   Alltek Technology Corp...............................    813,044     455,369
#   Alltop Technology Co., Ltd...........................    764,000   1,387,367
#   Alpha Networks, Inc..................................  3,965,100   2,339,414
#   Altek Corp...........................................  2,873,159   2,504,555
#   Amazing Microelectronic Corp.........................    668,775   1,572,426
#   Ambassador Hotel (The)...............................  1,753,000   1,274,246
    AMICCOM Electronics Corp.............................    240,690     150,615
    Ampire Co., Ltd......................................    368,000     254,694
#   AMPOC Far-East Co., Ltd..............................    763,567     630,540
*   AmTRAN Technology Co., Ltd...........................  8,854,944   3,383,704
    Anderson Industrial Corp.............................    765,705     256,015
    Anpec Electronics Corp...............................    855,702   1,820,720
#   AP Memory Technology Corp............................    231,983     382,115
#   Apacer Technology, Inc...............................    879,005     867,916
#   APAQ Technology Co., Ltd.............................    604,520     613,271
    APCB, Inc............................................  1,713,000   1,495,815
#   Apex Biotechnology Corp..............................    923,625     939,409
#*  Apex International Co., Ltd..........................  1,491,916   2,160,956
    Apex Medical Corp....................................    464,463     378,849
#   Apex Science & Engineering...........................    980,870     277,303
#   Arcadyan Technology Corp.............................  1,322,753   4,158,835
    Ardentec Corp........................................  4,651,993   4,591,553
    Argosy Research, Inc.................................     82,000     100,534
    ASE Technology Holding Co., Ltd., ADR................  1,021,465   4,075,645
#   ASE Technology Holding Co., Ltd...................... 22,471,387  45,192,975
#   Asia Cement Corp..................................... 10,188,655  12,250,461
    Asia Electronic Material Co., Ltd....................    319,000     195,748
#   Asia Optical Co., Inc................................  2,126,000   5,218,802
*   Asia Pacific Telecom Co., Ltd........................  9,856,000   2,284,082
#   Asia Plastic Recycling Holding, Ltd..................  2,970,533     656,982
    Asia Polymer Corp....................................  4,209,260   1,884,505
    Asia Tech Image, Inc.................................    585,000     786,197
#   Asia Vital Components Co., Ltd.......................  3,822,864   3,165,019
#   ASMedia Technology, Inc..............................    234,048   4,728,810
#   ASPEED Technology, Inc...............................    167,999   3,478,448
#   ASROCK, Inc..........................................    341,000     610,477
    Asustek Computer, Inc................................  2,565,861  20,001,582
    Aten International Co., Ltd..........................    978,715   2,997,985
#   AU Optronics Corp., Sponsored ADR....................  1,438,789   5,510,562
#   AU Optronics Corp.................................... 91,987,497  36,058,979
    Audix Corp...........................................    718,375     864,914
#   AURAS Technology Co., Ltd............................    516,303   2,088,973
    Aurona Industries, Inc...............................    514,000     327,710
#   Aurora Corp..........................................    395,258   1,154,758
    Avalue Technology, Inc...............................    451,000     697,163
#   Avermedia Technologies...............................  2,854,037   1,020,977
*   Avision, Inc.........................................    841,263     117,201
    AVY Precision Technology, Inc........................  1,008,775   1,052,519
#   Awea Mechantronic Co., Ltd...........................    216,062     212,449
    Axiomtek Co., Ltd....................................    630,000   1,095,185
#*  Azurewave Technologies, Inc..........................     78,000      54,915
    Bank of Kaohsiung Co., Ltd...........................  5,024,345   1,567,196
    Basso Industry Corp..................................  1,328,284   2,104,520
    BenQ Materials Corp..................................  2,062,000   1,334,276
#   BES Engineering Corp................................. 16,762,050   4,047,741
#   Bin Chuan Enterprise Co., Ltd........................  1,091,257     698,609
#*  Bionet Corp..........................................    260,000     281,357
    Bionime Corp.........................................    172,000     270,125

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
#   Biostar Microtech International Corp.................  2,047,712 $   643,670
#   Bioteque Corp........................................    736,680   2,468,316
#   Bizlink Holding, Inc.................................  1,317,291   7,870,052
#*  Boardtek Electronics Corp............................  1,087,000   1,192,392
    Bon Fame Co., Ltd....................................    157,000     312,534
    Bright Led Electronics Corp..........................  1,267,180     448,892
#   Brighton-Best International Taiwan, Inc..............    425,749     506,351
*   Browave Corp.........................................    247,000     371,480
#   C Sun Manufacturing, Ltd.............................  1,609,740   1,460,248
#*  Cameo Communications, Inc............................  2,503,116     679,721
    Capital Futures Corp.................................    620,400     974,940
    Capital Securities Corp.............................. 22,013,554   6,608,282
#   Career Technology MFG. Co., Ltd......................  3,698,802   3,286,427
*   Carnival Industrial Corp.............................  2,097,000     333,716
#   Casetek Holdings, Ltd................................  2,024,221   3,274,966
    Caswell, Inc.........................................     97,000     292,288
    Catcher Technology Co., Ltd..........................  5,153,872  39,674,708
    Cathay Chemical Works................................     35,000      21,748
    Cathay Financial Holding Co., Ltd.................... 21,758,499  31,290,364
#   Cathay Real Estate Development Co., Ltd..............  6,849,600   4,656,539
#   Cayman Engley Industrial Co., Ltd....................    304,801   1,252,502
    CCP Contact Probes Co., Ltd..........................     46,000      29,131
#   Celxpert Energy Corp.................................    765,000     829,822
    Center Laboratories, Inc.............................  2,212,804   5,930,359
    Central Reinsurance Co., Ltd.........................  1,332,312     768,128
    Chailease Holding Co., Ltd...........................  8,595,784  32,104,693
    Chain Chon Industrial Co., Ltd.......................  2,092,000     609,513
    ChainQui Construction Development Co., Ltd...........    621,828     584,265
#*  Champion Building Materials Co., Ltd.................  3,432,390     797,455
    Chang Hwa Commercial Bank, Ltd....................... 23,851,861  13,980,026
    Chang Wah Electromaterials, Inc......................    352,520   1,518,763
#   Chang Wah Technology Co., Ltd........................     50,298     430,380
#   Channel Well Technology Co., Ltd.....................  1,893,000   1,470,072
    Chant Sincere Co., Ltd...............................    361,000     261,956
#   Charoen Pokphand Enterprise..........................  2,496,620   4,454,129
    Chaun-Choung Technology Corp.........................    246,000   1,135,787
    CHC Healthcare Group.................................    320,000     331,398
    CHC Resources Corp...................................    447,048     765,219
    Chen Full International Co., Ltd.....................  1,087,000   1,309,094
#   Chenbro Micom Co., Ltd...............................    757,000   1,190,324
*   Cheng Fwa Industrial Co., Ltd........................    100,000      44,505
    Cheng Loong Corp.....................................  9,446,160   6,056,885
#*  Cheng Mei Materials Technology Corp..................  7,656,200   3,129,288
#   Cheng Shin Rubber Industry Co., Ltd.................. 14,529,508  20,587,143
    Cheng Uei Precision Industry Co., Ltd................  4,591,630   3,627,046
#   Chenming Mold Industry Corp..........................  1,250,708     636,703
#   Chia Chang Co., Ltd..................................  1,029,000   1,199,512
    Chia Hsin Cement Corp................................  3,800,747   1,725,265
#   Chian Hsing Forging Industrial Co., Ltd..............    590,000   1,044,400
    Chicony Electronics Co., Ltd.........................  3,889,689   8,583,309
#   Chicony Power Technology Co., Ltd....................  1,733,696   2,662,456
    Chieftek Precision Co., Ltd..........................    595,000   1,760,204
    Chien Kuo Construction Co., Ltd......................  2,170,706     676,120
#   Chilisin Electronics Corp............................  1,484,925   4,101,266
    Chime Ball Technology Co., Ltd.......................    204,282     305,828
    China Airlines, Ltd.................................. 33,735,057  11,702,106
    China Bills Finance Corp.............................  3,285,000   1,490,225
    China Chemical & Pharmaceutical Co., Ltd.............  3,043,000   1,839,603
    China Development Financial Holding Corp............. 53,962,157  17,725,276

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
    China Ecotek Corp....................................    179,000 $   186,807
#   China Electric Manufacturing Corp....................  4,033,220   1,236,433
#   China Fineblanking Technology Co., Ltd...............    481,601     569,513
#   China General Plastics Corp..........................  4,941,996   3,815,716
#   China Glaze Co., Ltd.................................    912,022     315,461
    China Life Insurance Co., Ltd........................ 12,018,554  10,949,990
#   China Man-Made Fiber Corp............................ 14,519,304   4,690,012
    China Metal Products.................................  2,988,405   3,712,257
    China Motor Corp.....................................  5,458,716   4,268,154
*   China Petrochemical Development Corp................. 29,232,325  10,294,153
#   China Steel Chemical Corp............................    969,998   4,320,308
    China Steel Corp..................................... 42,632,440  35,547,303
#   China Steel Structure Co., Ltd.......................    972,000     849,105
#   China Wire & Cable Co., Ltd..........................  1,096,680     793,437
#   Chinese Maritime Transport, Ltd......................  1,012,964   1,023,653
#*  Ching Feng Home Fashions Co., Ltd....................    617,659     438,435
#   Chin-Poon Industrial Co., Ltd........................  4,268,617   5,220,691
    Chipbond Technology Corp.............................  5,538,000  12,305,846
    ChipMOS Techinologies, Inc...........................  1,971,155   1,611,365
#   ChipMOS Technologies, Inc., ADR......................     57,094     948,339
    Chlitina Holding, Ltd................................    580,000   5,564,161
    Chong Hong Construction Co., Ltd.....................  1,954,739   5,418,254
#   Chroma ATE, Inc......................................  1,837,705   7,390,630
#   Chun YU Works & Co., Ltd.............................  1,435,000     967,131
#   Chun Yuan Steel......................................  3,064,177   1,019,676
    Chung Hsin Electric & Machinery Manufacturing Corp...  4,423,500   2,875,335
#*  Chung Hung Steel Corp................................ 13,521,926   5,222,771
    Chung Hwa Food Industrial Co., Ltd...................     16,650      36,828
#   Chung Hwa Pulp Corp..................................  5,388,308   1,691,964
    Chunghwa Chemical Synthesis & Biotech Co., Ltd.......    212,000     163,670
*   Chunghwa Picture Tubes, Ltd.......................... 15,894,759     312,554
#   Chunghwa Precision Test Tech Co., Ltd................    130,000   1,851,455
#   Chunghwa Telecom Co., Ltd., Sponsored ADR............    442,581  15,534,593
    Chunghwa Telecom Co., Ltd............................  6,715,000  23,556,131
*   Chuwa Wool Industry Co., Ltd.........................     25,000      26,986
#   Chyang Sheng Dyeing & Finishing Co., Ltd.............  2,136,000     924,453
    Cleanaway Co., Ltd...................................    807,000   4,472,807
    Clevo Co.............................................  4,114,482   3,962,022
#*  CMC Magnetics Corp................................... 20,671,032   4,730,985
    C-Media Electronics, Inc.............................    504,000     300,737
    CoAsia Microelectronics Corp.........................    894,642     274,002
    Coland Holdings, Ltd.................................    169,000     153,176
    Collins Co., Ltd.....................................    316,060     103,624
    Compal Electronics, Inc.............................. 33,096,560  19,847,334
#   Compeq Manufacturing Co., Ltd........................ 11,321,000   7,797,817
    Compucase Enterprise.................................    798,000     644,097
    Concord Securities Co., Ltd..........................  5,573,935   1,344,016
#   Concraft Holding Co., Ltd............................    419,430   1,640,745
    Continental Holdings Corp............................  4,936,250   2,355,107
*   Contrel Technology Co., Ltd..........................  1,236,000     712,491
#   Coremax Corp.........................................    823,552   2,580,118
    Coretronic Corp......................................  4,980,600   7,466,882
#   Co-Tech Development Corp.............................  2,371,800   2,357,463
    Cowealth Medical Holding Co., Ltd....................    143,150     203,816
    Coxon Precise Industrial Co., Ltd....................  1,235,000     661,459
    Creative Sensor, Inc.................................  1,138,000     771,399
#*  CSBC Corp. Taiwan....................................  2,366,157   2,039,946
    CTBC Financial Holding Co., Ltd...................... 64,976,931  44,245,531
    CTCI Corp............................................  5,190,896   7,974,274

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
#   C-Tech United Corp...................................    197,819 $   134,468
#   Cub Elecparts, Inc...................................    626,969   5,730,179
    CviLux Corp..........................................    796,378     657,138
#   CX Technology Co., Ltd...............................    558,078     414,212
#   Cyberlink Corp.......................................    608,504   1,384,012
#   CyberPower Systems, Inc..............................    450,000   1,165,607
#   CyberTAN Technology, Inc.............................  3,498,873   1,750,203
#   Cypress Technology Co., Ltd..........................    381,100     981,966
#   DA CIN Construction Co., Ltd.........................  2,038,809   1,348,922
    Dadi Early-Childhood Education Group, Ltd............    142,802     959,494
    Dafeng TV, Ltd.......................................    405,061     468,839
#   Da-Li Development Co., Ltd...........................  1,498,898   1,521,965
*   Danen Technology Corp................................  4,108,000     477,932
    Darfon Electronics Corp..............................  2,275,700   3,361,619
#   Darwin Precisions Corp...............................  3,851,304   2,192,861
    Davicom Semiconductor, Inc...........................    451,392     285,437
#   Daxin Materials Corp.................................    850,500   2,676,673
#   De Licacy Industrial Co., Ltd........................  2,270,201   1,519,174
#*  Delpha Construction Co., Ltd.........................  1,249,754     647,048
    Delta Electronics, Inc............................... 10,377,028  51,851,619
    Depo Auto Parts Ind Co., Ltd.........................  1,071,634   2,424,084
    Dimerco Data System Corp.............................     56,000      65,642
    Dimerco Express Corp.................................    910,000     584,381
*   D-Link Corp..........................................  7,046,758   2,853,061
    Draytek Corp.........................................    173,000     157,925
    Dyaco International, Inc.............................     21,000      23,759
    DYNACOLOR, Inc.......................................    267,000     355,924
*   Dynamic Electronics Co., Ltd.........................  2,954,583     813,908
    Dynapack International Technology Corp...............  1,661,000   2,565,264
    E Ink Holdings, Inc..................................  5,321,000   5,700,517
    E.Sun Financial Holding Co., Ltd..................... 43,481,956  30,476,613
    Eastern Media International Corp.....................  3,655,615   1,597,718
    Eclat Textile Co., Ltd...............................  1,061,518  12,199,930
    ECOVE Environment Corp...............................    245,000   1,421,440
*   Edimax Technology Co., Ltd...........................  2,002,423     616,334
#*  Edison Opto Corp.....................................  1,150,000     508,532
    Edom Technology Co., Ltd.............................  1,838,038     797,523
    eGalax_eMPIA Technology, Inc.........................    481,451     647,490
#   Egis Technology, Inc.................................    813,000   5,470,154
    Elan Microelectronics Corp...........................  1,424,026   4,017,271
#*  E-Lead Electronic Co., Ltd...........................    532,846     299,908
    E-LIFE MALL Corp.....................................    407,000     848,208
#   Elite Advanced Laser Corp............................  1,867,320   4,077,614
#   Elite Material Co., Ltd..............................  3,002,839   8,002,058
    Elite Semiconductor Memory Technology, Inc...........  2,730,390   2,940,328
#   Elitegroup Computer Systems Co., Ltd.................  3,906,028   1,588,441
#   eMemory Technology, Inc..............................    573,000   5,549,931
    Emerging Display Technologies Corp...................  1,185,000     395,596
*   ENG Electric Co., Ltd................................    978,222     125,463
#   Ennoconn Corp........................................    481,487   4,022,130
#   EnTie Commercial Bank Co., Ltd.......................  2,244,166     963,157
#   Epileds Technologies, Inc............................    935,000     464,668
#   Epistar Corp......................................... 10,056,261   8,726,391
    Eslite Spectrum Corp. (The)..........................     33,550     137,983
#   Eson Precision Ind. Co., Ltd.........................    878,000     854,201
    Eternal Materials Co., Ltd...........................  6,315,999   5,160,583
*   E-Ton Solar Tech Co., Ltd............................  1,142,422     173,051
*   Etron Technology, Inc................................  3,184,000     974,873
#   Eurocharm Holdings Co., Ltd..........................    366,000   1,473,724

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
    Eva Airways Corp..................................... 27,918,333 $13,649,932
#*  Everest Textile Co., Ltd.............................  3,722,632   1,390,878
    Evergreen International Storage & Transport Corp.....  5,761,000   2,541,217
    Evergreen Marine Corp. Taiwan, Ltd................... 20,313,728   8,003,097
    Everlight Chemical Industrial Corp...................  4,106,756   2,184,173
#   Everlight Electronics Co., Ltd.......................  4,771,570   4,790,276
#*  Everspring Industry Co., Ltd.........................    914,000     354,851
    Excellence Opto, Inc.................................    141,000      75,161
#   Excelliance Mos Corp.................................    147,000     586,265
    Excelsior Medical Co., Ltd...........................  1,184,581   1,874,008
    EZconn Corp..........................................    342,000     438,268
    Far Eastern Department Stores, Ltd................... 11,311,000   6,078,017
    Far Eastern International Bank....................... 24,635,420   8,482,483
    Far Eastern New Century Corp......................... 17,858,705  17,529,085
    Far EasTone Telecommunications Co., Ltd..............  9,137,000  21,444,812
#   Faraday Technology Corp..............................  1,044,893   1,512,671
    Farglory F T Z Investment Holding Co., Ltd...........    614,000     371,374
    Farglory Land Development Co., Ltd...................  4,452,105   5,443,206
#*  Federal Corp.........................................  4,463,938   1,584,547
#   Feedback Technology Corp.............................    268,200     657,468
    Feng Hsin Steel Co., Ltd.............................  3,148,131   5,997,679
    Feng TAY Enterprise Co., Ltd.........................  2,384,292  15,195,269
#*  First Copper Technology Co., Ltd.....................  2,101,000     690,212
    First Financial Holding Co., Ltd..................... 41,419,942  27,620,375
#   First Hi-Tec Enterprise Co., Ltd.....................    708,496     944,863
    First Hotel..........................................  1,245,293     574,784
    First Insurance Co., Ltd. (The)......................  2,151,640   1,030,480
#*  First Steamship Co., Ltd.............................  6,872,194   2,412,251
*   FIT Holding Co., Ltd.................................    953,436     612,937
#   FLEXium Interconnect, Inc............................  3,465,724   8,645,880
    Flytech Technology Co., Ltd..........................  1,028,070   2,461,318
#   FocalTech Systems Co., Ltd...........................  3,177,174   2,388,225
    FOCI Fiber Optic Communications, Inc.................     56,000      69,135
#   Forest Water Environment Engineering Co., Ltd........    358,277     681,591
    Formosa Advanced Technologies Co., Ltd...............  1,828,000   2,002,301
    Formosa Chemicals & Fibre Corp....................... 11,807,198  41,090,708
    Formosa International Hotels Corp....................    526,975   2,344,579
#   Formosa Laboratories, Inc............................    977,000   1,277,984
    Formosa Oilseed Processing Co., Ltd..................    414,891     989,970
    Formosa Optical Technology Co., Ltd..................    200,000     386,728
    Formosa Petrochemical Corp...........................  5,374,000  19,082,684
    Formosa Plastics Corp................................ 10,322,770  34,545,278
    Formosa Taffeta Co., Ltd.............................  5,692,460   6,569,546
#   Formosan Rubber Group, Inc...........................  3,602,143   1,783,523
#   Formosan Union Chemical..............................  3,269,986   1,612,576
#   Fortune Electric Co., Ltd............................    982,304     701,336
#   Founding Construction & Development Co., Ltd.........  1,443,882     761,330
    Foxconn Technology Co., Ltd..........................  5,186,241  10,120,942
#   Foxsemicon Integrated Technology, Inc................    666,402   3,092,220
    Froch Enterprise Co., Ltd............................  2,692,384   1,159,299
    FSP Technology, Inc..................................  1,478,619     897,221
    Fubon Financial Holding Co., Ltd..................... 31,154,387  45,679,664
    Fulgent Sun International Holding Co., Ltd...........    904,226   1,754,727
    Fullerton Technology Co., Ltd........................    835,670     522,908
#   Fulltech Fiber Glass Corp............................  4,267,540   2,258,219
#   Fwusow Industry Co., Ltd.............................    874,294     519,606
    G Shank Enterprise Co., Ltd..........................  1,449,510   1,062,901
*   G Tech Optoelectronics Corp..........................    953,955     283,493
#   Gallant Precision Machining Co., Ltd.................  1,684,000   1,268,864

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
#   GCS Holdings, Inc....................................    515,000 $   923,501
#   GEM Services, Inc....................................    722,700   1,633,353
#   Gemtek Technology Corp...............................  3,869,574   3,160,009
#   General Interface Solution Holding, Ltd..............  2,094,000   7,358,141
#   General Plastic Industrial Co., Ltd..................    563,478     599,999
#   Generalplus Technology, Inc..........................    645,000     734,944
*   Genesis Photonics, Inc...............................    309,116      19,543
    Genesys Logic, Inc...................................    768,000     882,906
#   Genius Electronic Optical Co., Ltd...................    677,810   5,206,482
*   Genmont Biotech, Inc.................................    132,314     113,755
#   Genovate Biotechnology Co., Ltd......................    273,000     252,764
*   GeoVision, Inc.......................................    455,840     457,775
    Getac Technology Corp................................  4,370,281   6,573,786
    Giant Manufacturing Co., Ltd.........................  1,686,363   8,460,737
#   Giantplus Technology Co., Ltd........................  3,055,000     962,955
#   Gigabyte Technology Co., Ltd.........................  5,819,750   7,771,203
#   Gigasolar Materials Corp.............................    241,820     692,021
#*  Gigastorage Corp.....................................  3,888,728   1,005,793
    Ginko International Co., Ltd.........................    448,000   3,428,883
    Global Brands Manufacture, Ltd.......................  3,283,973   1,418,894
    Global Lighting Technologies, Inc....................    942,000     985,150
#   Global Mixed Mode Technology, Inc....................    592,000   1,258,958
#   Global PMX Co., Ltd..................................    432,000   1,838,824
#   Global Unichip Corp..................................    638,000   4,309,691
#   Globalwafers Co., Ltd................................  1,104,779  10,924,814
    Globe Union Industrial Corp..........................  2,566,820   1,416,039
    Gloria Material Technology Corp......................  5,755,885   3,500,008
*   GlycoNex, Inc........................................    129,000     102,849
*   Gold Circuit Electronics, Ltd........................  5,158,747   2,266,703
    Golden Friends Corp..................................    104,400     196,978
#   Goldsun Building Materials Co., Ltd.................. 13,113,672   3,739,227
#   Good Will Instrument Co., Ltd........................    224,342     192,934
#   Gourmet Master Co., Ltd..............................    568,102   3,992,769
    Grand Fortune Securities Co., Ltd....................  1,129,000     301,989
#   Grand Ocean Retail Group, Ltd........................  1,040,000   1,169,807
    Grand Pacific Petrochemical.......................... 10,006,000   8,227,390
    Grand Plastic Technology Corp........................    252,000     912,119
    GrandTech CG Systems, Inc............................    372,000     496,327
    Grape King Bio, Ltd..................................  1,024,000   6,967,004
    Great China Metal Industry...........................  1,123,000     907,552
    Great Taipei Gas Co., Ltd............................  1,548,000   1,481,502
#   Great Wall Enterprise Co., Ltd.......................  6,953,562   7,929,933
    Greatek Electronics, Inc.............................  3,070,000   4,104,090
*   Green Energy Technology, Inc.........................  2,963,640     543,190
    Green River Holding Co., Ltd.........................     60,350     197,917
#   Green Seal Holding, Ltd..............................    479,400     597,966
    GTM Holdings Corp....................................  1,166,550     717,873
    Gudeng Precision Industrial Co., Ltd.................    165,520     180,543
    Hannstar Board Corp..................................  3,671,875   2,928,571
#   HannStar Display Corp................................ 35,089,323   7,915,053
*   HannsTouch Solution, Inc.............................  6,112,391   1,614,156
    Hanpin Electron Co., Ltd.............................    733,000     864,052
#   Harvatek Corp........................................  1,518,839     648,101
#   Hey Song Corp........................................  1,974,500   1,927,891
    Hi-Clearance, Inc....................................    139,000     456,362
#   Highlight Tech Corp..................................    553,000     411,372
    Highwealth Construction Corp.........................  5,530,130   8,716,926
    HIM International Music, Inc.........................    331,200   1,182,249
    Hiroca Holdings, Ltd.................................    744,221   1,878,539

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
*   HiTi Digital, Inc....................................    567,991 $   122,265
#   Hitron Technology, Inc...............................  2,914,997   2,049,637
#   Hiwin Technologies Corp..............................  1,550,191  12,560,142
    Ho Tung Chemical Corp................................ 10,110,828   2,143,500
    Hocheng Corp.........................................  3,010,300     770,596
    Hold-Key Electric Wire & Cable Co., Ltd..............    266,901      72,878
    Holiday Entertainment Co., Ltd.......................    524,400   1,112,040
    Holtek Semiconductor, Inc............................  1,721,000   4,037,849
#   Holy Stone Enterprise Co., Ltd.......................    976,675   3,688,313
    Hon Hai Precision Industry Co., Ltd.................. 34,199,403  79,271,603
    Hong Ho Precision Textile Co., Ltd...................    207,000     163,150
    Hong Pu Real Estate Development Co., Ltd.............  2,919,554   1,879,257
#   Hong TAI Electric Industrial.........................  2,480,000     787,373
    Hong YI Fiber Industry Co............................  1,736,680   1,001,882
    Horizon Securities Co., Ltd..........................  4,031,000     822,253
#   Hota Industrial Manufacturing Co., Ltd...............  1,961,762   7,833,056
    Hotai Motor Co., Ltd.................................  1,459,000  14,126,740
    Hotron Precision Electronic Industrial Co., Ltd......    741,438   1,040,968
#   Hsin Kuang Steel Co., Ltd............................  2,155,783   2,284,285
#   Hsin Yung Chien Co., Ltd.............................    289,100     788,531
    Hsing TA Cement Co...................................    350,222     161,896
#*  HTC Corp.............................................  4,179,619   5,089,747
#   Hu Lane Associate, Inc...............................    970,688   2,860,764
#   HUA ENG Wire & Cable Co., Ltd........................  4,331,000   1,310,677
    Hua Nan Financial Holdings Co., Ltd.................. 29,260,447  17,676,514
#   Huaku Development Co., Ltd...........................  2,814,400   6,626,493
#   Huang Hsiang Construction Corp.......................  1,466,735   1,251,371
    Hung Ching Development & Construction Co., Ltd.......  1,337,000   1,087,531
    Hung Sheng Construction, Ltd.........................  6,645,880   6,140,698
    Huxen Corp...........................................    239,072     328,701
*   Hwa Fong Rubber Industrial Co., Ltd..................  2,639,112   1,093,390
    Hwacom Systems, Inc..................................    221,000      99,677
#   Ibase Technology, Inc................................  1,229,345   1,634,117
#*  Ichia Technologies, Inc..............................  3,386,255   1,512,116
#*  I-Chiun Precision Industry Co., Ltd..................  1,994,211     596,455
#*  Ideal Bike Corp......................................  2,205,885     591,125
    IEI Integration Corp.................................  1,061,955   1,237,050
    Infortrend Technology, Inc...........................  1,997,866     751,907
#   Info-Tek Corp........................................    475,000     278,388
    Innodisk Corp........................................    843,466   2,966,007
#   Innolux Corp......................................... 99,786,151  34,411,542
#   Inpaq Technology Co., Ltd............................    729,000     700,221
#   Intai Technology Corp................................    318,000     990,595
#   Integrated Service Technology, Inc...................    630,610     870,144
#   IntelliEPI, Inc......................................    240,000     408,126
    International CSRC Investment Holdings Co............  7,305,419  10,433,012
    International Games System Co., Ltd..................    761,000   3,877,635
    Inventec Corp........................................ 17,186,276  13,418,593
    Iron Force Industrial Co., Ltd.......................    507,682   1,415,075
#   I-Sheng Electric Wire & Cable Co., Ltd...............    859,000   1,133,927
    ITE Technology, Inc..................................  1,342,646   1,483,164
#   ITEQ Corp............................................  2,188,611   4,428,998
    Jarllytec Co., Ltd...................................    589,828   1,290,291
#   Jentech Precision Industrial Co., Ltd................    561,156   1,572,601
    Jess-Link Products Co., Ltd..........................    971,450     846,597
#   Jih Lin Technology Co., Ltd..........................    265,000     595,594
    Jih Sun Financial Holdings Co., Ltd.................. 12,738,192   3,775,733
    Jinan Acetate Chemical Co., Ltd......................      4,000      16,870
    Jinli Group Holdings, Ltd............................  1,775,498   1,033,490

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
    Johnson Health Tech Co., Ltd.........................    706,247 $   795,541
#   Jourdeness Group, Ltd................................    372,000   1,417,181
#   K Laser Technology, Inc..............................  1,929,459     818,087
#   Kaimei Electronic Corp...............................    309,598     540,639
    Kaori Heat Treatment Co., Ltd........................    696,321     864,245
    Kaulin Manufacturing Co., Ltd........................  1,433,684     769,749
#   Kayee International Group Co., Ltd...................     39,000     130,064
#   KEE TAI Properties Co., Ltd..........................  4,963,101   1,980,727
#   Kenda Rubber Industrial Co., Ltd.....................  3,622,304   3,543,091
#   Kenmec Mechanical Engineering Co., Ltd...............  2,205,000     713,499
#   Kerry TJ Logistics Co., Ltd..........................  1,379,000   1,688,831
    Key Ware Electronics Co., Ltd........................    232,709      79,001
#   Kindom Construction Corp.............................  5,004,000   3,409,237
    King Chou Marine Technology Co., Ltd.................    788,800   1,022,496
    King Slide Works Co., Ltd............................    368,450   4,130,844
    King Yuan Electronics Co., Ltd....................... 14,139,032  10,952,318
    Kingcan Holdings, Ltd................................    267,594     137,080
#   Kingpak Technology, Inc..............................    333,782   2,051,443
    King's Town Bank Co., Ltd............................  7,784,653   7,473,434
#   King's Town Construction Co., Ltd....................  1,141,690   1,016,824
#   Kinik Co.............................................  1,640,000   3,093,152
#*  Kinko Optical Co., Ltd...............................  1,283,772   1,273,469
    Kinpo Electronics.................................... 14,429,892   5,281,965
#   Kinsus Interconnect Technology Corp..................  3,224,476   4,760,864
#   KMC Kuei Meng International, Inc.....................    630,951   2,061,830
#   KNH Enterprise Co., Ltd..............................    719,150     239,163
#   KS Terminals, Inc....................................  1,177,290   1,725,612
    Kung Long Batteries Industrial Co., Ltd..............    717,000   3,682,168
#   Kung Sing Engineering Corp...........................  3,026,000     826,908
*   Kuo Toong International Co., Ltd.....................  2,186,545   1,636,557
    Kuoyang Construction Co., Ltd........................  5,216,418   2,032,463
    Kwong Fong Industries Corp...........................  1,034,733     486,165
    Kwong Lung Enterprise Co., Ltd.......................    716,000   1,057,170
#   KYE Systems Corp.....................................  2,684,107     833,052
#   L&K Engineering Co., Ltd.............................  2,034,000   1,749,108
#   La Kaffa International Co., Ltd......................    168,947     387,523
    LAN FA Textile.......................................  1,977,412     518,475
#   Land Mark Optoelectronics Corp.......................    504,600   4,394,603
#   Lanner Electronics, Inc..............................  1,026,579   2,024,263
#   Largan Precision Co., Ltd............................    302,234  38,428,551
    Laser Tek Taiwan Co., Ltd............................    970,144     919,542
#   Laster Tech Corp., Ltd...............................    514,000     600,110
*   Leader Electronics, Inc..............................    872,886     221,706
    Leadtrend Technology Corp............................      4,085       2,815
#   Lealea Enterprise Co., Ltd...........................  9,626,965   3,176,286
    Ledlink Optics, Inc..................................    613,858     531,598
    Ledtech Electronics Corp.............................    240,095      66,668
    LEE CHI Enterprises Co., Ltd.........................  1,760,000     570,051
#   Lelon Electronics Corp...............................    880,765   1,174,232
#   Lemtech Holdings Co., Ltd............................    220,000   1,080,922
*   Leofoo Development Co., Ltd..........................  2,303,655     474,456
#   LES Enphants Co., Ltd................................  1,769,479     525,475
#   Lextar Electronics Corp..............................  3,357,000   1,937,772
#   Li Cheng Enterprise Co., Ltd.........................  1,214,843   1,675,411
*   Li Peng Enterprise Co., Ltd..........................  7,837,060   2,008,356
    Lian HWA Food Corp...................................    745,154     936,853
#   Lida Holdings, Ltd...................................    475,000     937,163
    Lien Hwa Industrial Corp.............................  5,708,476   5,648,681
    Lifestyle Global Enterprise, Inc.....................    120,000     468,024

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
#   Lingsen Precision Industries, Ltd....................  4,087,490 $ 1,227,660
    Lion Travel Service Co., Ltd.........................    344,000     986,637
    Lite-On Semiconductor Corp...........................  2,417,887   2,341,004
#   Lite-On Technology Corp.............................. 19,836,419  29,620,630
    Long Bon International Co., Ltd......................  3,670,846   2,078,795
#   Long Chen Paper Co., Ltd.............................  6,402,506   3,216,336
#   Longwell Co..........................................  1,070,000   1,580,370
    Lotes Co., Ltd.......................................    636,062   4,513,209
    Lu Hai Holding Corp..................................    338,790     397,447
#*  Lucky Cement Corp....................................  1,780,000     434,775
    Lumax International Corp., Ltd.......................    604,126   1,300,219
    Lung Yen Life Service Corp...........................    804,000   1,542,645
#*  LuxNet Corp..........................................    698,189     523,503
#   Macauto Industrial Co., Ltd..........................    585,000   1,686,415
    Machvision, Inc......................................    349,000   4,832,403
#   Macroblock, Inc......................................    325,790     978,161
#   Macronix International............................... 16,826,837  11,137,935
    Makalot Industrial Co., Ltd..........................  1,883,416  11,815,757
    Marketech International Corp.........................     17,000      28,746
#   Materials Analysis Technology, Inc...................    535,932   1,171,948
    Mayer Steel Pipe Corp................................  1,493,905     705,751
#   Maywufa Co., Ltd.....................................    178,462      73,862
    MediaTek, Inc........................................  3,718,823  30,133,379
    Mega Financial Holding Co., Ltd...................... 36,379,220  31,758,278
#   Meiloon Industrial Co................................  1,033,889     670,441
    Mercuries & Associates Holding, Ltd..................  4,747,049   2,685,353
#*  Mercuries Life Insurance Co., Ltd.................... 13,305,763   4,831,589
    Merida Industry Co., Ltd.............................    662,588   3,293,608
#   Merry Electronics Co., Ltd...........................  1,374,384   7,210,466
*   Microbio Co., Ltd....................................  3,630,358   1,744,863
#   Microelectronics Technology, Inc.....................    246,772     168,299
    Micro-Star International Co., Ltd....................  4,943,465  12,205,184
    Mildef Crete, Inc....................................    572,000     702,026
    MIN AIK Technology Co., Ltd..........................  1,446,249     736,405
#   Mirle Automation Corp................................  1,921,512   2,590,382
#   Mitac Holdings Corp..................................  8,096,503   7,367,387
    MJ International Co., Ltd............................     24,000      44,204
#   Mobiletron Electronics Co., Ltd......................    654,960     793,640
#   momo.com, Inc........................................    327,000   2,440,404
#*  Mosel Vitelic, Inc...................................    359,129     252,070
#*  Motech Industries, Inc...............................  5,418,003   1,607,193
#   MPI Corp.............................................    779,000   1,639,725
#   Nak Sealing Technologies Corp........................    510,549   1,173,993
    Namchow Holdings Co., Ltd............................  2,009,000   3,680,913
#   Nan Kang Rubber Tire Co., Ltd........................  3,090,197   2,667,047
#   Nan Liu Enterprise Co., Ltd..........................    264,000   1,372,282
    Nan Ren Lake Leisure Amusement Co., Ltd..............  1,231,000     300,481
    Nan Ya Plastics Corp................................. 14,042,584  35,087,863
#   Nan Ya Printed Circuit Board Corp....................  2,464,211   2,941,971
    Nang Kuang Pharmaceutical Co., Ltd...................    548,000     532,418
    Nantex Industry Co., Ltd.............................  2,949,363   2,835,698
#   Nanya Technology Corp................................  6,090,751  12,369,702
#   National Petroleum Co., Ltd..........................    651,000     862,383
#   Netronix, Inc........................................    687,000     834,478
*   New Asia Construction & Development Corp.............    873,423     180,648
    New Best Wire Industrial Co., Ltd....................    110,200     103,780
#   New Era Electronics Co., Ltd.........................    516,000     386,759
*   Newmax Technology Co., Ltd...........................     16,916      43,832
    Nexcom International Co., Ltd........................    644,267     504,628

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CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
#   Nichidenbo Corp......................................  1,376,552 $ 2,416,573
    Nien Hsing Textile Co., Ltd..........................  1,389,656   1,154,944
    Nien Made Enterprise Co., Ltd........................  1,069,000   9,212,347
    Niko Semiconductor Co., Ltd..........................    121,000     140,051
#   Nishoku Technology, Inc..............................    328,800     626,409
#   Nova Technology Corp.................................     64,000     296,573
    Novatek Microelectronics Corp........................  3,789,000  19,905,611
#   Nuvoton Technology Corp..............................  1,005,000   1,546,591
    O-Bank Co., Ltd......................................  1,537,000     392,631
*   Ocean Plastics Co., Ltd..............................  1,159,000     977,325
#   On-Bright Electronics, Inc...........................    362,800   2,073,175
    OptoTech Corp........................................  4,372,397   2,650,688
    Orient Europharma Co., Ltd...........................    392,000     699,986
*   Orient Semiconductor Electronics, Ltd................  3,895,637   1,559,651
#   Oriental Union Chemical Corp.........................  7,972,819   6,909,789
    O-TA Precision Industry Co., Ltd.....................    387,683     234,483
#   Pacific Construction Co..............................  1,133,276     418,554
    Pacific Hospital Supply Co., Ltd.....................    500,000   1,237,477
#   Paiho Shih Holdings Corp.............................    850,608   1,177,047
#*  Pan Jit International, Inc...........................  3,617,860   3,505,179
    Pan-International Industrial Corp....................  4,705,854   2,967,607
#   Pao long International Co., Ltd......................    321,000     157,170
#   Parade Technologies, Ltd.............................    593,805   9,856,015
#*  Paragon Technologies Co., Ltd........................    740,626     380,095
    Parpro Corp..........................................    354,000     365,614
*   PChome Online, Inc...................................    261,939   1,171,301
#   PCL Technologies, Inc................................    337,280     955,533
#   P-Duke Technology Co., Ltd...........................    393,100   1,023,787
#   Pegatron Corp........................................ 17,936,293  30,638,569
    PharmaEngine, Inc....................................    217,190     758,965
#   Pharmally International Holding Co., Ltd.............    185,543   1,059,369
#*  Phihong Technology Co., Ltd..........................  3,766,101   1,251,072
    Phison Electronics Corp..............................  1,243,000  10,312,846
#   Phoenix Tours International, Inc.....................    266,700     313,690
*   Pili International Multimedia Co., Ltd...............     26,400      38,687
#   Pixart Imaging, Inc..................................    578,000   1,766,967
    Planet Technology Corp...............................    181,000     349,145
    Plastron Precision Co., Ltd..........................    330,012     157,652
#   Plotech Co., Ltd.....................................    684,000     389,208
#   Polytronics Technology Corp..........................    565,408   1,047,907
#   Posiflex Technology, Inc.............................    524,939   1,833,211
    Pou Chen Corp........................................ 20,077,005  24,349,204
#   Power Wind Health Industry, Inc......................     97,351     540,766
    Powertech Technology, Inc............................  7,520,580  17,655,310
    Poya International Co., Ltd..........................    412,515   4,189,182
    President Chain Store Corp...........................  2,727,728  28,972,247
    President Securities Corp............................  9,664,144   4,184,378
#   Primax Electronics, Ltd..............................  4,180,000   7,008,754
*   Prime Electronics & Satellitics, Inc.................    186,374      30,420
    Prince Housing & Development Corp.................... 11,214,140   3,973,237
#*  Princeton Technology Corp............................  1,205,000     262,605
    Pro Hawk Corp........................................     65,000     283,166
    Promate Electronic Co., Ltd..........................  1,293,000   1,213,050
*   Promise Technology, Inc..............................  1,584,538     417,829
#   Prosperity Dielectrics Co., Ltd......................    764,687   1,612,101
    P-Two Industries, Inc................................    192,000     140,047
#   Qisda Corp........................................... 15,157,525   9,786,183
#   QST International Corp...............................    642,000   1,695,575
#   Qualipoly Chemical Corp..............................  1,000,893     876,538

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
#   Quang Viet Enterprise Co., Ltd.......................    159,000 $   612,337
    Quanta Computer, Inc................................. 10,527,436  19,399,359
#   Quanta Storage, Inc..................................  2,418,000   2,440,803
#   Quintain Steel Co., Ltd..............................  3,069,215     812,512
    Radiant Opto-Electronics Corp........................  5,893,692  16,910,303
*   Radium Life Tech Co., Ltd............................  6,224,861   2,904,523
#   Rafael Microelectronics, Inc.........................    237,000   1,158,282
    Realtek Semiconductor Corp...........................  2,661,861  14,587,383
#   Rechi Precision Co., Ltd.............................  4,260,292   3,708,642
#   Rexon Industrial Corp., Ltd..........................    222,559     657,069
#   Rich Development Co., Ltd............................  6,660,769   1,977,979
    RichWave Technology Corp.............................    617,100   1,036,307
*   Right WAY Industrial Co., Ltd........................    288,000     201,913
*   Ritek Corp........................................... 11,780,382   4,263,752
#*  Roo Hsing Co., Ltd...................................  4,678,000   2,246,463
*   Rotam Global Agrosciences, Ltd.......................    743,217     453,834
    Ruentex Development Co., Ltd.........................  3,859,827   5,908,874
    Ruentex Engineering & Construction Co................    295,000     505,963
    Ruentex Industries, Ltd..............................  2,911,294   7,858,983
#   Run Long Construction Co., Ltd.......................    643,352   1,201,250
    Sagittarius Life Science Corp........................    194,744     312,390
#   Samebest Co., Ltd....................................    259,200   1,219,202
    Sampo Corp...........................................  3,912,895   1,822,144
#   San Fang Chemical Industry Co., Ltd..................  1,340,659   1,062,510
    San Far Property, Ltd................................    481,331     197,576
#   San Shing Fastech Corp...............................    941,622   1,622,831
    Sanitar Co., Ltd.....................................    425,000     508,760
    Sanyang Motor Co., Ltd...............................  4,485,802   2,962,855
#*  Savior Lifetec Corp..................................    434,000     227,503
    Scan-D Corp..........................................     10,000      14,222
#   SCI Pharmtech, Inc...................................    335,312     815,291
    Scientech Corp.......................................    524,000   1,161,606
    ScinoPharm Taiwan, Ltd...............................    556,075     489,147
    SDI Corp.............................................  1,356,000   3,378,166
#   Sea Sonic Electronics Co., Ltd.......................    202,000     202,048
    Senao International Co., Ltd.........................    567,547     642,077
#   Senao Networks, Inc..................................    302,000   1,053,685
#   Sercomm Corp.........................................  2,499,000   5,290,606
    Sesoda Corp..........................................  1,945,168   1,659,065
    Shan-Loong Transportation Co., Ltd...................    616,247     589,484
    Sharehope Medicine Co., Ltd..........................    563,262     499,843
    Sheng Yu Steel Co., Ltd..............................  1,274,000     809,038
    ShenMao Technology, Inc..............................    834,450     528,994
    Shieh Yih Machinery Industry Co., Ltd................    447,000     170,500
    Shih Her Technologies, Inc...........................    468,000     527,055
*   Shih Wei Navigation Co., Ltd.........................  2,568,723     612,528
#   Shihlin Electric & Engineering Corp..................  1,601,787   2,113,739
    Shin Hai Gas Corp....................................      8,242      10,716
#   Shin Kong Financial Holding Co., Ltd................. 65,952,123  18,944,441
    Shin Shin Natural Gas Co.............................      9,480      10,316
    Shin Zu Shing Co., Ltd...............................  1,701,245   4,998,797
    Shinih Enterprise Co., Ltd...........................    119,000      62,842
*   Shining Building Business Co., Ltd...................  4,209,359   1,429,700
    Shinkong Insurance Co., Ltd..........................  2,337,784   2,730,440
    Shinkong Synthetic Fibers Corp....................... 13,818,844   5,361,087
    Shinkong Textile Co., Ltd............................    874,169   1,205,789
    Shiny Chemical Industrial Co., Ltd...................    701,717   1,927,648
#   ShunSin Technology Holding, Ltd......................    181,000     508,870
#*  Shuttle, Inc.........................................  2,782,000   1,083,081

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
    Sigurd Microelectronics Corp.........................  4,336,877 $ 4,063,610
#   Silergy Corp.........................................    153,000   2,314,977
#*  Silicon Integrated Systems Corp......................  5,418,817   1,595,685
#*  Silitech Technology Corp.............................  1,586,117     656,619
    Simplo Technology Co., Ltd...........................  1,455,880  10,689,748
    Sinbon Electronics Co., Ltd..........................  2,267,849   6,348,764
    Sincere Navigation Corp..............................  3,612,370   1,804,420
#   Single Well Industrial Corp..........................    439,279     240,543
    Sinher Technology, Inc...............................    566,000     887,346
    Sinmag Equipment Corp................................    430,519   1,743,701
    Sino-American Silicon Products, Inc..................  5,383,000  11,842,949
#   Sinon Corp...........................................  4,549,740   2,503,338
    SinoPac Financial Holdings Co., Ltd.................. 47,298,497  16,138,889
#   Sinopower Semiconductor, Inc.........................    127,000     537,225
    Sinphar Pharmaceutical Co., Ltd......................  1,089,507     713,067
    Sinyi Realty Co......................................  1,893,314   1,933,099
    Sirtec International Co., Ltd........................  1,125,000     914,852
#   Sitronix Technology Corp.............................  1,095,774   4,013,581
#   Siward Crystal Technology Co., Ltd...................  2,146,705   1,250,641
#   Soft-World International Corp........................    845,000   1,918,816
#*  Solar Applied Materials Technology Co................  2,903,054   1,827,692
#   Solomon Technology Corp..............................  1,451,000     879,773
#   Solteam Electronics Co., Ltd.........................    666,930     582,270
#   Song Shang Electronics Co., Ltd......................    994,240     513,043
    Sonix Technology Co., Ltd............................    911,000     855,918
    Southeast Cement Co., Ltd............................  1,181,000     631,436
*   Speed Tech Corp......................................    298,000     585,927
#   Spirox Corp..........................................    921,540     791,884
#   Sporton International, Inc...........................    552,479   2,994,443
#   St Shine Optical Co., Ltd............................    440,000   8,254,941
#   Standard Chemical & Pharmaceutical Co., Ltd..........  1,028,040   1,061,979
    Standard Foods Corp..................................  2,053,734   3,362,291
    Stark Technology, Inc................................    905,520   1,218,260
#   Sun Race Sturmey-Archer, Inc.........................     26,550      30,008
    Sunjuice Holdings Co., Ltd...........................     45,000     237,225
#   Sunko INK Co., Ltd...................................    479,000     154,855
    Sunny Friend Environmental Technology Co., Ltd.......    570,000   4,639,375
#   Sunonwealth Electric Machine Industry Co., Ltd.......  2,843,001   3,540,364
#   Sunplus Technology Co., Ltd..........................  6,355,153   2,437,810
    Sunrex Technology Corp...............................  1,336,145     772,488
    Sunspring Metal Corp.................................  1,104,000   1,163,947
#   Supreme Electronics Co., Ltd.........................  4,410,857   4,258,963
#   Swancor Holding Co., Ltd.............................    900,061   2,676,676
    Sweeten Real Estate Development Co., Ltd.............    917,527     646,352
#   Symtek Automation Asia Co., Ltd......................    436,420     856,363
    Syncmold Enterprise Corp.............................  1,272,000   2,897,815
    Synmosa Biopharma Corp...............................    256,016     232,239
    Synnex Technology International Corp.................  8,243,732  10,301,271
    Sysage Technology Co., Ltd...........................    829,779     839,353
*   Sysgration...........................................    827,806     171,519
    Systex Corp..........................................  1,339,293   2,835,342
    T3EX Global Holdings Corp............................  1,110,000     913,657
#   TA Chen Stainless Pipe............................... 10,201,348  14,850,741
#   Ta Liang Technology Co., Ltd.........................    416,000     547,031
#   Ta Ya Electric Wire & Cable..........................  6,234,520   2,102,460
#   Ta Yih Industrial Co., Ltd...........................    371,000     642,587
#   Tah Hsin Industrial Corp.............................    456,300     404,813
    TAI Roun Products Co., Ltd...........................    263,000      91,034
#   TA-I Technology Co., Ltd.............................  1,214,446   2,140,039

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
TAIWAN -- (Continued)
#*  Tai Tung Communication Co., Ltd......................    926,353 $    579,866
    Taichung Commercial Bank Co., Ltd.................... 27,293,612    9,383,845
#   TaiDoc Technology Corp...............................    652,532    3,953,196
#   Taiflex Scientific Co., Ltd..........................  2,236,460    2,707,980
#*  TaiMed Biologics, Inc................................    392,000    2,210,594
#   Taimide Tech, Inc....................................  1,422,800    2,278,583
#   Tainan Enterprises Co., Ltd..........................  1,015,289      591,790
#   Tainan Spinning Co., Ltd............................. 11,360,791    4,486,441
*   Tainergy Tech Co., Ltd...............................  2,852,000      498,024
    Tainet Communication System Corp.....................     62,000      125,954
#   Tai-Saw Technology Co., Ltd..........................    309,960      192,129
    Taishin Financial Holding Co., Ltd................... 43,205,918   19,270,824
#   Taisun Enterprise Co., Ltd...........................  2,636,775    1,536,664
#*  Taita Chemical Co., Ltd..............................  2,571,609      845,646
    Taiwan Business Bank................................. 29,204,974   10,605,207
    Taiwan Cement Corp................................... 23,125,374   28,661,593
#   Taiwan Chinsan Electronic Industrial Co., Ltd........    744,448      912,146
#   Taiwan Cogeneration Corp.............................  3,564,657    2,988,745
    Taiwan Cooperative Financial Holding Co., Ltd........ 31,939,264   19,371,547
    Taiwan FamilyMart Co., Ltd...........................    214,000    1,604,839
    Taiwan Fertilizer Co., Ltd...........................  5,778,000    8,211,903
#   Taiwan Fire & Marine Insurance Co., Ltd..............  1,340,880      863,394
#   Taiwan FU Hsing Industrial Co., Ltd..................  1,676,000    1,927,733
    Taiwan Glass Industry Corp...........................  8,190,904    3,523,462
    Taiwan High Speed Rail Corp..........................  7,739,000    7,923,521
    Taiwan Hon Chuan Enterprise Co., Ltd.................  3,256,545    5,313,841
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd........  1,900,000    1,172,875
*   Taiwan IC Packaging Corp.............................     81,000       13,267
*   Taiwan Land Development Corp.........................  9,821,009    2,644,205
#*  Taiwan Line Tek Electronic...........................    681,071      610,378
#*  Taiwan Mask Corp.....................................    992,050      628,747
    Taiwan Mobile Co., Ltd...............................  5,551,900   19,839,674
    Taiwan Navigation Co., Ltd...........................  2,155,720    1,249,606
#   Taiwan Paiho, Ltd....................................  2,583,152    5,906,312
    Taiwan PCB Techvest Co., Ltd.........................  3,063,816    3,069,485
#   Taiwan Pulp & Paper Corp.............................  2,774,260    1,719,428
#   Taiwan Sakura Corp...................................  1,391,243    1,732,319
    Taiwan Sanyo Electric Co., Ltd.......................    456,650      345,593
    Taiwan Secom Co., Ltd................................  1,631,405    4,605,996
    Taiwan Semiconductor Co., Ltd........................  2,686,000    5,040,198
    Taiwan Semiconductor Manufacturing Co., Ltd.,
      Sponsored ADR...................................... 10,778,196  405,475,734
    Taiwan Semiconductor Manufacturing Co., Ltd.......... 41,147,652  305,231,828
    Taiwan Shin Kong Security Co., Ltd...................  1,457,561    1,808,668
    Taiwan Styrene Monomer...............................  6,481,404    5,151,372
    Taiwan Surface Mounting Technology Corp..............  3,320,674    5,070,161
    Taiwan Taxi Co., Ltd.................................    130,200      257,752
#   Taiwan TEA Corp......................................  8,170,896    4,229,910
#   Taiwan Union Technology Corp.........................  2,259,000    7,146,952
#   Taiyen Biotech Co., Ltd..............................  1,266,910    1,271,927
#*  Tatung Co., Ltd...................................... 15,306,588   13,664,796
#   Tayih Lun An Co., Ltd................................    106,000       72,434
#   TCI Co., Ltd.........................................    626,885    9,211,615
    Te Chang Construction Co., Ltd.......................    377,980      345,091
#   Teapo Electronic Corp................................    346,000      487,822
    Teco Electric and Machinery Co., Ltd................. 13,946,000    8,510,261
    Tehmag Foods Corp....................................     88,600      580,723
    Ten Ren Tea Co., Ltd.................................    180,170      224,026
    Test Research, Inc...................................  1,267,370    2,028,133
    Test-Rite International Co., Ltd.....................  2,469,166    1,813,402

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES      VALUE>>
                                                          ----------- -----------
TAIWAN -- (Continued)
*   Tex-Ray Industrial Co., Ltd..........................   1,233,000 $   377,024
#   Thinking Electronic Industrial Co., Ltd..............     995,058   2,570,565
#   Thye Ming Industrial Co., Ltd........................   1,609,992   1,680,751
    T-Mac Techvest PCB Co., Ltd..........................     568,000     286,538
    Ton Yi Industrial Corp...............................   6,216,300   2,641,691
    Tong Hsing Electronic Industries, Ltd................   1,231,534   4,526,339
#   Tong Yang Industry Co., Ltd..........................   4,535,341   5,810,574
*   Tong-Tai Machine & Tool Co., Ltd.....................   2,139,804   1,259,387
#   TOPBI International Holdings, Ltd....................     874,109   2,300,906
    Topco Scientific Co., Ltd............................   1,365,050   3,195,285
#   Topco Technologies Corp..............................     292,468     649,794
    Topkey Corp..........................................      61,000     269,391
    Topoint Technology Co., Ltd..........................   1,581,993     956,433
#   Toung Loong Textile Manufacturing....................     982,000   1,221,075
#   TPK Holding Co., Ltd.................................   3,994,000   6,744,545
    Trade-Van Information Services Co....................     344,000     370,241
#   Transcend Information, Inc...........................   1,326,870   2,890,581
    Tripod Technology Corp...............................   3,701,660   9,958,957
*   TrueLight Corp.......................................     320,600     381,656
#   Tsang Yow Industrial Co., Ltd........................   1,070,000     644,752
    Tsann Kuen Enterprise Co., Ltd.......................     770,441     514,248
    TSC Auto ID Technology Co., Ltd......................     336,700   2,632,643
*   TSEC Corp............................................   4,401,514     941,057
    TSRC Corp............................................   4,424,154   4,062,749
    Ttet Union Corp......................................     318,000   1,037,961
    TTFB Co., Ltd........................................     119,000     932,674
    TTY Biopharm Co., Ltd................................   1,784,991   4,687,316
#   Tul Corp.............................................     361,600     697,248
    Tung Ho Steel Enterprise Corp........................   8,491,645   5,475,961
#   Tung Thih Electronic Co., Ltd........................     564,848   1,190,817
#   TURVO International Co., Ltd.........................     875,515   2,120,570
*   TWi Pharmaceuticals, Inc.............................     329,000     652,422
    TXC Corp.............................................   2,593,762   2,875,525
#   TYC Brother Industrial Co., Ltd......................   2,748,333   2,175,857
#*  Tycoons Group Enterprise.............................   4,260,353     962,242
#   Tyntek Corp..........................................   2,670,413   1,522,479
#   UDE Corp.............................................     713,000     629,385
#   Ultra Chip, Inc......................................     554,000     680,840
    U-Ming Marine Transport Corp.........................   3,759,200   3,756,627
#   Unimicron Technology Corp............................  17,166,563  12,843,327
#   Union Bank Of Taiwan.................................   7,244,359   2,361,347
    Union Insurance Co., Ltd.............................     589,895     377,470
    Uni-President Enterprises Corp.......................  24,290,734  57,561,544
    Unitech Computer Co., Ltd............................     850,365     534,999
#   Unitech Printed Circuit Board Corp...................   6,000,839   3,029,164
    United Integrated Services Co., Ltd..................   1,680,640   5,195,704
#   United Microelectronics Corp......................... 127,663,441  48,756,929
#   United Orthopedic Corp...............................     633,468     908,599
#   United Radiant Technology............................   1,162,000     716,563
#*  United Renewable Energy Co., Ltd.....................  22,983,900   6,273,573
#*  Unity Opto Technology Co., Ltd.......................   4,273,276   1,213,071
    Univacco Technology, Inc.............................      52,000      34,375
    Universal Cement Corp................................   3,493,790   2,205,260
#*  Universal Microelectronics Co., Ltd..................     240,000     187,741
#   Universal Microwave Technology, Inc..................     373,272     979,495
*   Unizyx Holding Corp..................................   3,485,496   1,561,008
#   UPC Technology Corp..................................   9,260,602   3,742,907
    Userjoy Technology Co., Ltd..........................     289,380     604,705
#   USI Corp.............................................   9,501,226   3,719,342

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
    Usun Technology Co., Ltd.............................    450,100 $   505,216
#   Utechzone Co., Ltd...................................    621,000   1,290,117
    Vanguard International Semiconductor Corp............  7,269,000  16,132,484
#   Ve Wong Corp.........................................    704,524     598,488
#   VHQ Media Holdings, Ltd..............................    324,000   1,759,751
    Victory New Materials, Ltd. Co.......................  1,353,000     795,188
#   Visual Photonics Epitaxy Co., Ltd....................  1,668,224   3,759,683
#   Vivotek, Inc.........................................    172,200     575,521
    Voltronic Power Technology Corp......................    347,350   5,998,664
#   Wafer Works Corp.....................................  2,507,909   2,864,264
#   Waffer Technology Co., Ltd...........................  1,144,000     662,678
*   Wah Hong Industrial Corp.............................    364,280     228,868
    Wah Lee Industrial Corp..............................  1,698,000   2,791,405
    Walsin Lihwa Corp.................................... 24,578,307  14,257,626
#   Walsin Technology Corp...............................  2,963,496  17,146,828
#   Walton Advanced Engineering, Inc.....................  3,862,662   1,423,022
    Wan Hai Lines, Ltd...................................  5,818,026   3,000,933
    WAN HWA Enterprise Co................................    556,452     232,686
    Waterland Financial Holdings Co., Ltd................ 16,714,280   5,416,747
*   Wei Chuan Foods Corp.................................  1,178,000     819,050
    Weikeng Industrial Co., Ltd..........................  2,706,754   1,711,670
#   Well Shin Technology Co., Ltd........................    979,443   1,665,189
    Weltrend Semiconductor...............................     17,000      13,511
#*  Wha Yu Industrial Co., Ltd...........................    556,000     317,406
    Wholetech System Hitech, Ltd.........................    270,000     258,105
#   Win Semiconductors Corp..............................  2,808,248  14,322,729
#   Winbond Electronics Corp............................. 33,197,188  16,465,624
    Winmate, Inc.........................................    127,000     214,918
#   Winstek Semiconductor Co., Ltd.......................    794,000     603,092
    Wintek Corp..........................................  6,349,135      70,908
#   Wisdom Marine Lines Co., Ltd.........................  3,781,595   3,605,947
#   Wisechip Semiconductor, Inc..........................    179,846     266,432
    Wistron Corp......................................... 24,035,169  16,844,978
    Wistron NeWeb Corp...................................  2,448,515   6,072,849
    Wowprime Corp........................................    948,000   2,519,343
    WPG Holdings, Ltd....................................  9,890,957  12,680,430
    WT Microelectronics Co., Ltd.........................  4,526,789   6,066,851
#*  WUS Printed Circuit Co., Ltd.........................  2,544,700   1,355,635
    XAC Automation Corp..................................    776,000     613,663
    XPEC Entertainment, Inc..............................     63,985       5,165
    Xxentria Technology Materials Corp...................  1,170,736   2,783,448
#   Yageo Corp...........................................  1,638,231  17,913,023
*   Yang Ming Marine Transport Corp...................... 13,312,491   3,910,198
    YC Co., Ltd..........................................  4,507,107   1,986,946
    YC INOX Co., Ltd.....................................  3,364,560   2,766,893
    YCC Parts Manufacturing Co., Ltd.....................     51,000      58,371
    Yea Shin International Development Co., Ltd..........  1,614,715     846,110
#   Yeong Guan Energy Technology Group Co., Ltd..........  1,203,774   2,612,022
    YFC-Boneagle Electric Co., Ltd.......................  1,232,000   1,082,397
    YFY, Inc............................................. 14,507,997   5,492,167
#   Yi Jinn Industrial Co., Ltd..........................  2,955,096   1,250,744
    Yieh Phui Enterprise Co., Ltd........................ 12,523,865   4,112,576
#   Yonyu Plastics Co., Ltd..............................  1,029,050   1,220,413
#   Young Fast Optoelectronics Co., Ltd..................  1,553,137     786,633
#   Youngtek Electronics Corp............................  1,384,569   1,917,097
    Yuanta Financial Holding Co., Ltd.................... 47,565,301  26,613,081
    Yuanta Futures Co., Ltd..............................     41,000      60,389
    Yuen Chang Stainless Steel Co., Ltd..................     26,000      20,231
#   Yulon Finance Corp...................................  1,472,000   4,875,780

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES       VALUE>>
                                                          ----------- --------------
TAIWAN -- (Continued)
#   Yulon Motor Co., Ltd.................................   9,737,715 $    5,861,894
    Yung Chi Paint & Varnish Manufacturing Co., Ltd......     385,350        911,019
    Yungshin Construction & Development Co., Ltd.........     543,200        569,428
    YungShin Global Holding Corp.........................   1,178,400      1,547,725
    Yungtay Engineering Co., Ltd.........................   2,992,000      5,851,668
    Zeng Hsing Industrial Co., Ltd.......................     692,974      3,160,996
#   Zenitron Corp........................................   2,014,000      1,422,576
    Zero One Technology Co., Ltd.........................   1,126,000        754,083
    Zhen Ding Technology Holding, Ltd....................   4,791,150     12,591,500
    Zig Sheng Industrial Co., Ltd........................   6,713,638      1,998,156
#   Zinwell Corp.........................................   3,052,979      2,024,266
    Zippy Technology Corp................................   1,317,028      1,424,874
    ZongTai Real Estate Development Co., Ltd.............   2,588,625      1,603,692
                                                                      --------------
TOTAL TAIWAN.............................................              4,250,917,643
                                                                      --------------
THAILAND -- (3.4%)
    AAPICO Hitech PCL....................................     125,100         88,892
    AAPICO Hitech PCL....................................     831,580        590,896
    Advanced Info Service PCL............................   3,625,809     20,715,593
    Advanced Information Technology PCL..................     549,600        355,347
    AEON Thana Sinsap Thailand PCL.......................     215,400      1,220,318
    AEON Thana Sinsap Thailand PCL.......................      11,200         63,452
    After You PCL........................................     160,600         41,381
    Airports of Thailand PCL.............................  15,631,000     34,521,533
    AJ Plast PCL.........................................   1,649,700        427,705
    Amata Corp. PCL......................................   1,597,000      1,150,116
    Ananda Development PCL...............................  16,856,300      1,920,731
    AP Thailand PCL......................................  15,969,136      3,577,945
    Asia Aviation PCL....................................  17,934,600      2,456,912
    Asia Plus Group Holdings PCL.........................  11,597,500      1,239,838
    Asia Plus Group Holdings PCL.........................     468,800         50,117
    Asia Sermkij Leasing PCL.............................   1,076,300        844,022
    Asian Insulators PCL.................................   9,576,560         71,267
    Asian Phytoceuticals PCL.............................      34,523          4,729
    Asian Seafoods Coldstorage PCL.......................   1,643,100        452,290
    B Grimm Power PCL....................................   1,063,200      1,012,409
    Bangchak Corp. PCL...................................   5,133,400      5,298,941
    Bangkok Airways PCL..................................   6,673,000      2,605,765
    Bangkok Aviation Fuel Services PCL...................   2,503,142      2,684,012
    Bangkok Bank PCL.....................................     672,700      4,758,476
    Bangkok Chain Hospital PCL...........................  14,329,250      7,475,931
    Bangkok Dusit Medical Services PCL, Class F..........   9,696,500      7,324,555
    Bangkok Expressway & Metro PCL.......................  57,062,555     18,994,977
    Bangkok Insurance PCL................................      21,940        232,444
    Bangkok Land PCL..................................... 141,693,304      7,619,261
    Bangkok Life Assurance PCL...........................   3,290,040      2,895,930
    Bangkok Ranch PCL....................................   5,638,700        754,414
    Bank of Ayudhya PCL..................................      17,900         21,772
    Banpu PCL............................................  17,219,410      9,149,146
    Banpu Power PCL......................................   1,566,600      1,153,294
    BCPG PCL.............................................     394,500        212,134
    Beauty Community PCL.................................  18,226,800      4,521,332
*   BEC World PCL........................................  13,788,000      2,405,204
    Berli Jucker PCL.....................................   4,101,050      6,399,174
    Better World Green PCL...............................  18,945,000        751,918
    Big Camera Corp. PCL.................................  21,819,200        977,735
*   BJC Heavy Industries PCL.............................   2,734,400        168,042
    BTS Group Holdings PCL...............................  15,976,400      5,113,675
    Bumrungrad Hospital PCL..............................   2,162,800     12,876,076

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CONTINUED


                                                                        SHARES     VALUE>>
                                                                      ---------- -----------
THAILAND -- (Continued)
    Buriram Sugar PCL................................................  1,876,960 $   378,486
    Cal-Comp Electronics Thailand PCL................................ 19,781,728   1,076,384
    Carabao Group PCL, Class F.......................................    798,500     983,988
    Central Pattana PCL..............................................  5,485,900  14,003,378
    Central Plaza Hotel PCL..........................................  5,119,200   7,045,710
    CH Karnchang PCL.................................................  2,148,467   1,770,762
    Charoen Pokphand Foods PCL....................................... 20,894,100  18,224,029
    Charoong Thai Wire & Cable PCL...................................  1,034,400     266,525
    Christiani & Nielsen Thai........................................  1,928,600     132,102
    Chularat Hospital PCL............................................ 50,101,300   3,271,398
*   CIMB Thai Bank PCL...............................................  1,623,900      40,542
    CK Power PCL..................................................... 22,258,310   3,433,946
    COL PCL..........................................................    308,000     236,601
    Com7 PCL.........................................................  5,776,700   2,810,461
*   Country Group Development PCL.................................... 13,949,400     575,969
    Country Group Holdings PCL.......................................  6,787,311     212,901
    CP ALL PCL....................................................... 16,271,500  40,493,210
    Delta Electronics Thailand PCL...................................  2,167,900   4,822,567
*   Demco PCL........................................................    838,800      83,229
    Dhipaya Insurance PCL............................................  3,200,000   2,345,523
    Diamond Building Products PCL....................................  1,041,800     183,401
    Dynasty Ceramic PCL.............................................. 26,341,360   1,770,564
    Eastern Polymer Group PCL, Class F...............................  4,167,000   1,000,320
    Eastern Printing PCL.............................................    851,304      81,745
    Eastern Water Resources Development and Management PCL, Class F..  3,877,000   1,340,213
    Electricity Generating PCL.......................................    754,200   6,324,731
    Energy Absolute PCL..............................................  7,415,300  11,273,962
*   Energy Earth PCL.................................................  3,836,900      33,625
    Erawan Group PCL (The)........................................... 16,529,600   3,835,788
    Esso Thailand PCL................................................ 13,392,700   4,672,495
    Forth Corp. PCL..................................................    878,100     181,283
    Forth Smart Service PCL..........................................  3,762,700     873,156
    Fortune Parts Industry PCL.......................................  4,101,300     241,543
*   G J Steel PCL....................................................  6,467,310      26,910
    GFPT PCL.........................................................  7,039,922   3,267,308
    Global Green Chemicals PCL, Class F..............................  1,571,400     533,147
    Global Power Synergy PCL.........................................  2,395,200   4,810,716
    Glow Energy PCL..................................................  3,022,700   8,925,152
*   GMM Grammy PCL...................................................    370,000      79,347
    Golden Land Property Development PCL.............................  8,529,870   2,006,707
    Golden Land Property Development PCL.............................    816,400     192,063
    Grande Asset Hotels & Property PCL...............................  2,158,431      65,632
*   Group Lease PCL..................................................  1,938,700     515,042
    Hana Microelectronics PCL........................................  3,574,057   3,946,706
    Home Product Center PCL.......................................... 31,271,215  15,614,338
    ICC International PCL............................................     51,000      65,704
    Ichitan Group PCL................................................  5,242,000     573,822
    Indorama Ventures PCL............................................  8,315,800  12,776,135
*   Inter Far East Energy Corp.......................................  4,117,300      76,607
    Interhides PCL...................................................  1,293,200     343,556
    Interlink Communication PCL......................................    922,050     139,300
    Intouch Holdings PCL.............................................  1,967,914   3,417,119
    Intouch Holdings PCL.............................................    148,700     258,205
    IRPC PCL......................................................... 69,745,890  12,836,325
*   Italian-Thai Development PCL..................................... 24,888,819   2,039,382
    Jasmine International PCL........................................ 52,325,900   8,541,637
    Jay Mart PCL.....................................................  3,919,245     802,854
    JMT Network Services PCL.........................................    462,700     180,681
    Jubilee Enterprise PCL...........................................    102,600      53,201

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                      SHARES     VALUE>>
                                                    ---------- ------------
THAILAND -- (Continued)
    JWD Infologistics PCL..........................  2,833,500 $    689,273
    Kang Yong Electric PCL.........................      1,400       17,611
    Karmarts PCL...................................  5,364,066      652,427
    Kasikornbank PCL...............................  1,466,600    9,482,378
    Kasikornbank PCL...............................  2,899,600   18,561,895
    KCE Electronics PCL............................  6,060,464    5,092,012
    KGI Securities Thailand PCL.................... 14,933,200    2,227,373
    Khon Kaen Sugar Industry PCL................... 19,226,148    1,956,923
*   Khonburi Sugar PCL.............................    284,500       38,246
    Kiatnakin Bank PCL.............................  3,035,507    6,655,428
    Krung Thai Bank PCL............................ 14,538,975    9,214,106
    Krungthai Card PCL.............................  7,886,500    7,446,643
    Lam Soon Thailand PCL..........................  2,797,200      377,825
    Land & Houses PCL..............................  3,326,700    1,139,336
    Land & Houses PCL.............................. 12,114,380    4,148,959
    Lanna Resources PCL............................  2,397,350      943,823
    LH Financial Group PCL......................... 49,962,727    2,286,843
    Loxley PCL..................................... 12,373,435      732,683
    LPN Development PCL............................  7,867,396    1,775,311
    Major Cineplex Group PCL.......................  5,507,600    4,160,338
    Malee Group PCL................................    791,500      243,207
    Master Ad PCL..................................  2,985,300      149,062
    Maybank Kim Eng Securities Thailand PCL........    615,900      206,992
    MBK PCL........................................  5,889,300    3,713,506
    MC Group PCL...................................  3,388,500    1,079,157
*   MCOT PCL.......................................  1,938,900      561,640
    MCS Steel PCL..................................  3,002,500      667,916
    Mega Lifesciences PCL..........................  3,498,700    3,667,518
    Millcon Steel PCL..............................  2,111,406       90,559
    Minor International PCL........................  8,450,957   10,481,703
    MK Restaurants Group PCL.......................    881,600    2,109,293
    Modernform Group PCL...........................    724,300       86,241
    Mono Technology PCL............................ 17,818,800    1,134,974
    Muang Thai Insurance PCL.......................     19,800       62,741
    Muangthai Capital PCL..........................  5,721,500    8,698,768
    Muramoto Electron Thailand PCL.................      7,400       50,687
    Namyong Terminal PCL...........................  3,100,000      511,003
*   Nation Multimedia Group PCL....................  9,190,800       94,136
    Netbay PCL.....................................    528,100      443,711
    Origin Property PCL, Class F...................  6,361,500    1,506,765
    Padaeng Industry PCL...........................    800,200      330,402
    PCS Machine Group Holding PCL..................  1,809,900      411,308
    Plan B Media Pcl, Class F......................  9,716,600    1,928,236
    Platinum Group PCL (The).......................  1,054,100      247,984
    Polyplex Thailand PCL..........................  5,511,687    2,452,187
*   Power Solution Technologies PCL................  3,546,500       74,920
*   Precious Shipping PCL..........................  6,887,900    1,807,819
    Premier Marketing PCL..........................  3,989,000    1,129,956
*   Principal Capital PCL..........................    788,900      112,114
    Property Perfect PCL........................... 51,500,400    1,269,274
    Pruksa Holding PCL.............................  8,620,200    4,911,245
    PTG Energy PCL.................................  9,405,600    3,130,935
    PTT Exploration & Production PCL...............  7,420,169   29,212,796
    PTT Global Chemical PCL........................ 13,585,811   29,569,821
    PTT PCL........................................ 72,022,800  112,382,540
    Pylon PCL......................................    820,400      170,684
    Quality Houses PCL............................. 61,212,104    5,799,402
    Raimon Land PCL................................ 19,408,500      820,012
    Ratchaburi Electricity Generating Holding PCL..  2,014,801    3,579,146

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                      SHARES      VALUE>>
                                                    ----------- -----------
THAILAND -- (Continued)
    Ratchaburi Electricity Generating Holding PCL..     543,500 $   965,488
    Ratchthani Leasing PCL.........................  11,151,000   2,480,578
    Regional Container Lines PCL...................   4,406,900     671,420
    Robinson PCL...................................   1,482,400   3,226,477
    Rojana Industrial Park PCL.....................   9,780,912   1,659,241
    RS PCL.........................................   5,955,100   3,030,682
    S 11 Group PCL.................................     938,400     211,754
    Saha Pathana Inter-Holding PCL.................      33,600      75,282
    Saha-Union PCL.................................     723,700   1,077,124
    Sahaviriya Steel Industries PCL................  72,645,680      21,857
    Samart Corp. PCL...............................   3,651,400     783,048
*   Samart Digital Public Co., Ltd.................  14,041,400     166,290
    Samart Telcoms PCL.............................   3,055,200     674,750
    Sansiri PCL....................................  93,386,285   4,035,256
    Sappe PCL......................................   2,136,100   1,210,177
    SC Asset Corp. PCL.............................  23,741,916   2,203,779
    Scan Inter PCL.................................   2,552,900     338,289
*   SCG Ceramics PCL...............................   6,618,192     457,559
    SEAFCO PCL.....................................   2,624,840     693,124
    Sena Development PCL...........................   1,128,350     127,128
    Siam Cement PCL (The)..........................     435,100   6,517,622
    Siam Cement PCL (The)..........................     737,000  11,039,962
    Siam City Cement PCL...........................     539,288   4,004,635
    Siam City Cement PCL...........................       7,624      56,614
    Siam Commercial Bank PCL (The).................   3,857,269  16,482,209
    Siam Future Development PCL....................   8,315,085   2,062,636
    Siam Global House PCL..........................   6,465,320   3,869,776
    Siam Wellness Group Pcl........................   2,199,600     992,698
    Siamgas & Petrochemicals PCL...................  14,403,000   4,840,570
*   Singha Estate PCL..............................  18,051,117   1,952,878
    SNC Former PCL.................................   1,031,100     465,344
    Somboon Advance Technology PCL.................   2,555,425   1,537,713
    SPCG PCL.......................................   4,416,900   2,686,120
    Sri Ayudhya Capital PCL........................     295,700     380,953
    Sri Trang Agro-Industry PCL....................  10,283,440   5,003,066
    Sriracha Construction PCL......................     765,700     274,493
    Srisawad Corp. PCL.............................   5,518,102   8,610,306
    Srisawad Finance PCL...........................      60,000      40,330
    Srithai Superware PCL..........................  13,370,500     509,271
    Star Petroleum Refining PCL....................  14,776,300   5,155,211
*   Stars Microelectronics Thailand PCL............   1,839,200     114,205
*   STP & I PCL....................................   7,647,333   1,091,689
*   Sub Sri Thai PCL...............................      88,410      12,055
    Supalai PCL....................................   9,323,625   5,759,653
*   Super Energy Corp. PCL......................... 142,893,400   2,652,738
    Susco PCL......................................   2,397,300     204,107
    SVI PCL........................................  10,788,928   1,812,975
*   Symphony Communication PCL.....................     350,277      55,834
    Synergetic Auto Performance Co., Ltd...........   1,043,700     122,268
    Synnex Thailand PCL............................   2,214,400     928,499
    Syntec Construction PCL........................   9,735,400     916,126
    Taokaenoi Food & Marketing PCL, Class F........   6,246,400   1,899,361
    Tapaco PCL.....................................   1,402,900     348,003
*   Tata Steel Thailand PCL........................  30,609,200     734,797
*   Thai Airways International PCL.................  11,620,237   4,946,760
    Thai Central Chemical PCL......................     247,700     241,813
    Thai Metal Trade PCL...........................   1,801,900     761,305
    Thai Nakarin Hospital PCL......................     137,400     162,721
    Thai Oil PCL...................................  11,062,000  25,492,966

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
THAILAND -- (Continued)
    Thai Rayon PCL.......................................      6,000 $      7,682
    Thai Rayon PCL.......................................     20,400       26,118
    Thai Reinsurance PCL.................................  5,342,300      145,345
    Thai Solar Energy PCL................................  2,043,825      183,171
    Thai Stanley Electric PCL............................      5,600       40,150
    Thai Stanley Electric PCL, Class F...................    166,400    1,193,042
    Thai Union Group PCL, Class F........................  6,713,960    4,018,598
    Thai Vegetable Oil PCL...............................  3,745,825    3,476,960
    Thai Wah PCL.........................................  3,961,700    1,014,439
    Thaicom PCL..........................................  5,621,300    1,430,402
    Thaifoods Group PCL..................................  7,701,300      833,173
    Thaire Life Assurance PCL............................  3,356,500      741,293
    Thanachart Capital PCL...............................  7,105,100   12,223,706
    Thitikorn PCL........................................  1,857,400      570,730
    Thoresen Thai Agencies PCL........................... 11,613,800    1,914,414
    Tipco Asphalt PCL....................................  1,457,500      671,777
    Tipco Asphalt PCL....................................  3,314,400    1,527,642
    TIPCO Foods PCL......................................  2,484,600      624,281
    Tisco Financial Group PCL............................         90          238
    Tisco Financial Group PCL............................  2,128,700    5,638,151
    TKS Technologies PCL.................................    398,000      119,747
    TMB Bank PCL......................................... 90,782,613    6,392,630
    TOA Paint Thailand PCL...............................     82,800       94,746
    Total Access Communication PCL.......................  3,814,100    5,859,864
    Total Access Communication PCL.......................  6,418,200    9,860,722
    TPC Power Holdings Co., Ltd..........................    679,000      219,505
    TPI Polene PCL....................................... 84,711,110    5,802,409
    TPI Polene Power PCL.................................  3,487,800      714,473
    TRC Construction PCL................................. 14,218,139      195,689
    True Corp. PCL....................................... 84,058,648   13,721,665
*   TTCL PCL.............................................  1,668,368      389,824
    TTW PCL.............................................. 13,341,600    5,423,328
*   U City PCL, Class F..................................  1,457,915      114,795
    Unique Engineering & Construction PCL................  9,849,105    3,247,044
    United Paper PCL.....................................  2,787,300      954,601
    Univanich Palm Oil PCL...............................  1,299,900      220,516
    Univentures PCL...................................... 10,650,500    2,420,375
    Vanachai Group PCL...................................  7,880,740    1,286,446
    VGI Global Media PCL................................. 15,462,000    3,835,497
    Vibhavadi Medical Center PCL......................... 38,180,100    2,492,995
    Vinythai PCL.........................................  3,098,600    2,419,968
    WHA Corp. PCL........................................ 33,884,200    4,772,041
    WHA Utilities and Power PCL..........................  1,193,300      231,078
    Workpoint Entertainment PCL..........................  2,049,180    1,639,738
                                                                     ------------
TOTAL THAILAND...........................................             961,368,220
                                                                     ------------
TURKEY -- (1.2%)
#   Adana Cimento Sanayii TAS, Class A...................    414,730      488,884
#*  Afyon Cimento Sanayi TAS.............................    539,070      505,260
#   Akbank Turk A.S...................................... 12,812,804   17,595,937
#   Akcansa Cimento A.S..................................    545,422      849,939
#*  Akenerji Elektrik Uretim A.S.........................  3,299,984      422,810
#   Aksa Akrilik Kimya Sanayii A.S.......................  1,381,746    2,320,182
#*  Aksa Enerji Uretim A.S...............................  1,306,781      763,283
    Aksigorta A.S........................................  1,375,728    1,034,649
#   Alarko Holding A.S...................................  2,295,069    1,143,103
#   Albaraka Turk Katilim Bankasi A.S....................  5,212,923    1,282,296
#   Alkim Alkali Kimya A.S...............................    200,782      938,672
    Anadolu Anonim Turk Sigorta Sirketi..................  1,739,079    1,448,524

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                        SHARES     VALUE>>
                                                                      ---------- -----------
TURKEY -- (Continued)
    Anadolu Cam Sanayii A.S..........................................  2,725,568 $ 1,541,561
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.......................    947,441   4,046,544
    Anadolu Hayat Emeklilik A.S......................................    737,291     830,142
#   Arcelik A.S......................................................  1,117,385   4,008,904
#   Aselsan Elektronik Sanayi Ve Ticaret A.S.........................    540,972   2,692,177
    AvivaSA Emeklilik ve Hayat A.S., Class A.........................     73,861     115,159
    Aygaz A.S........................................................    440,732   1,039,525
#*  Bagfas Bandirma Gubre Fabrikalari A.S............................    305,717     342,455
*   Baticim Bati Anadolu Cimento Sanayii A.S.........................    592,319     282,633
#*  Bera Holding A.S.................................................  3,117,948   1,267,784
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S................  1,083,806     348,793
    BIM Birlesik Magazalar A.S.......................................  1,219,605  21,311,973
*   Bizim Toptan Satis Magazalari A.S................................    132,244     179,109
#   Bolu Cimento Sanayii A.S.........................................    878,330     600,811
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S....................    605,052   1,008,119
    Borusan Yatirim ve Pazarlama A.S.................................     15,462     114,303
#*  Boyner Perakende Ve Tekstil Yatirimlari A.S......................    531,635     495,096
#*  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S..................    205,704     261,189
    Bursa Cimento Fabrikasi A.S......................................    312,973     289,898
#   Celebi Hava Servisi A.S..........................................    102,022   1,231,653
#   Cemtas Celik Makina Sanayi Ve Ticaret A.S........................    238,577     277,152
    Cimsa Cimento Sanayi VE Ticaret A.S..............................    685,345   1,080,912
    Coca-Cola Icecek A.S.............................................    683,566   4,373,539
#*  Deva Holding A.S.................................................    174,912     122,466
#*  Dogan Sirketler Grubu Holding A.S................................ 18,476,649   4,039,000
#   Dogus Otomotiv Servis ve Ticaret A.S.............................    685,387     643,609
#   Eczacibasi Yatirim Holding Ortakligi A.S.........................    256,838     400,608
#   EGE Endustri VE Ticaret A.S......................................     24,008   1,811,561
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve
      Ticaret A.S....................................................  2,657,561   1,529,513
    ENERJISA ENERJI AS...............................................     94,688     102,739
    Enka Insaat ve Sanayi A.S........................................  2,230,003   2,134,077
#   Erbosan Erciyas Boru Sanayii ve Ticaret A.S......................     65,539     774,653
    Eregli Demir ve Celik Fabrikalari TAS............................  9,795,799  16,088,987
#*  Fenerbahce Futbol A.S............................................    358,337     542,551
    Ford Otomotiv Sanayi A.S.........................................    521,048   6,046,286
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S...............    948,638     273,087
#*  Global Yatirim Holding A.S.......................................  1,873,360   1,256,172
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S..............    127,492     300,913
#   Goodyear Lastikleri TAS..........................................  1,516,355   1,068,839
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S....................  2,190,498   1,383,824
#*  GSD Holding AS...................................................  4,144,454     690,385
#*  Gubre Fabrikalari TAS............................................    561,747     348,087
#*  Hektas Ticaret TAS...............................................    664,797   1,355,044
#*  Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret A.S................    759,951     156,052
#*  Ihlas Holding A.S................................................ 10,529,272     671,908
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.............    753,290     790,889
#*  Is Finansal Kiralama A.S.........................................    420,014     450,414
#   Is Yatirim Menkul Degerler A.S., Class A.........................  1,640,516     800,499
#*  Izmir Demir Celik Sanayi A.S.....................................  1,833,588     667,620
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A.....  2,894,620   1,261,677
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class B.....  1,125,241     489,170
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D.....  7,261,045   3,687,204
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S...........................  5,019,368   1,422,895
#   Kartonsan Karton Sanayi ve Ticaret A.S...........................      5,113     351,153
#*  Kerevitas Gida Sanayi ve Ticaret A.S.............................    197,574      67,771
    KOC Holding A.S..................................................  2,521,933   8,456,317
#   Konya Cimento Sanayii A.S........................................      7,328     266,439
#   Kordsa Teknik Tekstil A.S........................................    951,415   1,631,692
*   Koza Altin Isletmeleri A.S.......................................    278,457   2,891,639

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES       VALUE>>
                                                          ---------- ---------------
TURKEY -- (Continued)
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S........  1,111,537 $     1,442,069
#*  Logo Yazilim Sanayi Ve Ticaret A.S...................     87,477         551,662
#*  Metro Ticari ve Mali Yatirimlar Holding A.S..........  2,618,321         406,198
#*  Migros Ticaret A.S...................................    474,409       1,562,734
#*  NET Holding A.S......................................  3,631,836       1,298,945
#*  Netas Telekomunikasyon A.S...........................    398,923         614,912
    Nuh Cimento Sanayi A.S...............................    253,978         348,102
#   Otokar Otomotiv Ve Savunma Sanayi A.S................     47,022         989,657
*   Pegasus Hava Tasimaciligi A.S........................    631,818       3,704,016
    Petkim Petrokimya Holding A.S........................  7,287,819       8,142,325
#   Polisan Holding A.S..................................    379,276         479,431
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...  1,049,948         699,082
#*  Sasa Polyester Sanayi A.S............................    826,842       1,387,565
#*  Sekerbank Turk AS....................................  4,315,134       1,011,118
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.............  1,442,025         924,381
    Soda Sanayii A.S.....................................  3,041,444       4,225,396
#   Tat Gida Sanayi A.S..................................    608,818         524,632
    TAV Havalimanlari Holding A.S........................  1,633,463       8,820,273
#   Tekfen Holding A.S...................................  2,103,426      10,033,376
    Tofas Turk Otomobil Fabrikasi A.S....................  1,178,016       4,803,779
    Trakya Cam Sanayii A.S...............................  5,824,562       4,094,255
#*  Tumosan Motor ve Traktor Sanayi A.S..................    374,799         357,928
    Tupras Turkiye Petrol Rafinerileri A.S...............    699,285      18,814,682
#*  Turcas Petrol A.S....................................  1,395,484         421,769
*   Turk Hava Yollari AO.................................  5,964,708      17,768,608
*   Turk Telekomunikasyon A.S............................  3,866,003       3,776,078
#   Turk Traktor ve Ziraat Makineleri A.S................    161,252       1,200,941
    Turkcell Iletisim Hizmetleri A.S.....................  8,413,852      23,625,364
#   Turkcell Iletisim Hizmetleri A.S., ADR...............    291,527       2,026,113
    Turkiye Garanti Bankasi A.S.......................... 10,771,287      18,897,665
#   Turkiye Halk Bankasi A.S.............................  4,252,292       6,268,809
    Turkiye Is Bankasi, Class C..........................  8,660,006       9,530,684
    Turkiye Sinai Kalkinma Bankasi A.S................... 22,538,584       3,709,988
    Turkiye Sise ve Cam Fabrikalari A.S..................  6,741,110       8,870,571
#   Turkiye Vakiflar Bankasi TAO, Class D................  7,974,481       7,390,446
    Ulker Biskuvi Sanayi A.S.............................  1,321,875       4,716,432
#*  Vestel Elektronik Sanayi ve Ticaret A.S..............  1,163,272       1,531,342
*   Yapi ve Kredi Bankasi A.S............................ 10,481,875       3,960,822
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S..........  1,785,656       1,710,833
#*  Zorlu Enerji Elektrik Uretim A.S.....................  4,091,394       1,162,509
                                                                     ---------------
TOTAL TURKEY.............................................                333,314,202
                                                                     ---------------
TOTAL COMMON STOCKS......................................             27,092,909,993
                                                                     ---------------
PREFERRED STOCKS -- (2.2%)
BRAZIL -- (2.1%)
    AES Tiete Energia SA.................................      6,203           3,965
    Alpargatas SA........................................  1,065,665       5,863,050
    Banco ABC Brasil S.A.................................  1,105,801       6,050,206
    Banco Bradesco SA....................................  6,072,964      75,410,571
    Banco do Estado do Rio Grande do Sul SA, Class B.....  2,516,484      16,217,815
    Banco Pan SA.........................................  1,515,628         905,846
    Braskem SA, Class A..................................    245,575       3,520,558
*   Centrais Eletricas Brasileiras SA, Class B...........  1,292,563      14,453,424
    Centrais Eletricas Santa Catarina....................     66,063         998,391
    Cia Brasileira de Distribuicao.......................  1,056,193      28,200,341
    Cia de Gas de Sao Paulo, Class A.....................    324,603       7,204,937
    Cia de Saneamento do Parana..........................  1,653,190       6,120,689
    Cia de Transmissao de Energia Eletrica Paulista......    549,493      11,845,475

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
BRAZIL -- (Continued)
    Cia Energetica de Minas Gerais.......................  7,103,818 $ 27,022,432
    Cia Energetica de Sao Paulo, Class B.................  1,743,242   10,905,094
    Cia Energetica do Ceara, Class A.....................     89,730    1,238,075
    Cia Ferro Ligas da Bahia--FERBASA....................    571,282    3,613,061
    Cia Paranaense de Energia............................    668,441    6,476,751
    Eucatex SA Industria e Comercio......................     87,459      105,523
    Gerdau SA............................................  2,824,371   12,129,257
*   Gol Linhas Aereas Inteligentes SA....................    306,300    2,079,929
    Itau Unibanco Holding SA............................. 16,854,817  179,301,235
    Lojas Americanas SA..................................  2,272,109   13,141,094
    Marcopolo SA.........................................  5,606,880    6,276,154
    Petroleo Brasileiro SA............................... 17,474,572  122,758,193
    Randon SA Implementos e Participacoes................  2,113,795    5,801,722
    Schulz SA............................................     12,640       26,337
    Telefonica Brasil SA.................................    894,497   11,944,144
    Unipar Carbocloro SA.................................    603,064    6,196,701
    Usinas Siderurgicas de Minas Gerais SA, Class A......  5,026,398   13,531,817
                                                                     ------------
TOTAL BRAZIL.............................................             599,342,787
                                                                     ------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA, Class B........................    329,325      891,787
    Embotelladora Andina SA, Class B.....................  1,282,230    4,965,249
    Sociedad Quimica y Minera de Chile SA, Class B.......     87,886    3,746,379
                                                                     ------------
TOTAL CHILE..............................................               9,603,415
                                                                     ------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA..................................  2,671,908    1,480,091
    Banco Davivienda SA..................................    667,690    7,663,920
    Bancolombia SA.......................................    299,076    3,309,582
    Grupo Argos SA.......................................     93,838      468,434
    Grupo Aval Acciones y Valores SA.....................  9,743,324    3,357,603
    Grupo de Inversiones Suramericana SA.................    242,467    2,583,191
                                                                     ------------
TOTAL COLOMBIA...........................................              18,862,821
                                                                     ------------
SOUTH KOREA -- (0.0%)
*   CJ Corp..............................................     22,135      729,452
                                                                     ------------
TOTAL PREFERRED STOCKS...................................             628,538,475
                                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 02/04/19..................     38,302       70,603
                                                                     ------------
INDONESIA -- (0.0%)
*   Medco Energi Internasional Tbk PT Warrants 12/11/20.. 16,937,931      458,224
                                                                     ------------
MALAYSIA -- (0.0%)
*   Malayan Flour Mills Bhd Warrants 01/23/24............    265,000       10,675
*   Sunway Bhd Warrants 10/03/24.........................    370,220       28,020
                                                                     ------------
TOTAL MALAYSIA...........................................                  38,695
                                                                     ------------
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15..............................  1,003,528            0
                                                                     ------------
SOUTH KOREA -- (0.0%)
*   Youngwoo DSP Co., Ltd. Rights 01/25/19...............    140,255       71,348
                                                                     ------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                    SHARES       VALUE>>
                                                  ---------- ---------------
THAILAND -- (0.0%)
*     BTS Group Holdings PCL Warrants 11/29/19...    247,578 $         4,992
                                                             ---------------
TOTAL RIGHTS/WARRANTS............................                    643,862
                                                             ---------------
TOTAL INVESTMENT SECURITIES......................             27,722,092,330
                                                             ---------------

                                                                 VALUE+
                                                             ---------------
SECURITIES LENDING COLLATERAL -- (2.6%)
@(S)  DFA Short Term Investment Fund............. 64,344,221     744,526,977
                                                             ---------------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $25,001,270,647)^^...................            $28,466,619,307
                                                             ===============

As of January 31, 2019, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                                                   UNREALIZED
                                                                  NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                                       CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                                       --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
Mini MSCI Emerging Markets Index.................................     650    03/15/19  $ 32,009,257 $ 34,599,500  $ 2,590,243
S&P 500(R) Emini Index...........................................   1,515    03/15/19   190,268,533  204,865,875   14,597,342
                                                                                       ------------ ------------  -----------
TOTAL FUTURES CONTRACTS..........................................                      $222,277,790 $239,465,375  $17,187,585
                                                                                       ============ ============  ===========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  --------------------------------------------------
                                                                    LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                                  ------------ -------------- ------- --------------
Common Stocks
   Brazil........................................................ $493,457,197 $1,660,671,016   --    $2,154,128,213
   Chile.........................................................  119,961,980    259,212,356   --       379,174,336
   China.........................................................  833,041,591  4,006,395,757   --     4,839,437,348
   Colombia......................................................  101,375,646             --   --       101,375,646
   Czech Republic................................................           --     47,185,685   --        47,185,685
   Egypt.........................................................    1,423,421     14,917,057   --        16,340,478
   Greece........................................................           --     58,467,081   --        58,467,081
   Hong Kong.....................................................           --        316,003   --           316,003
   Hungary.......................................................      300,691    120,077,438   --       120,378,129
   India.........................................................  143,727,286  3,145,367,461   --     3,289,094,747
   Indonesia.....................................................   26,533,676    815,971,401   --       842,505,077
   Malaysia......................................................       39,555    829,623,988   --       829,663,543
   Mexico........................................................  879,966,408         25,805   --       879,992,213
   Peru..........................................................   42,610,854          1,995   --        42,612,849
   Philippines...................................................    6,433,035    338,179,173   --       344,612,208
   Poland........................................................           --    427,010,732   --       427,010,732
   Russia........................................................  109,166,909    305,826,946   --       414,993,855
   Singapore.....................................................           --        194,787   --           194,787
   South Africa..................................................  150,469,944  1,932,082,869   --     2,082,552,813
   South Korea...................................................   93,447,646  4,583,826,539   --     4,677,274,185
   Taiwan........................................................  431,544,873  3,819,372,770   --     4,250,917,643
   Thailand......................................................  961,164,864        203,356   --       961,368,220
   Turkey........................................................    2,026,113    331,288,089   --       333,314,202
Preferred Stocks
   Brazil........................................................           --    599,342,787   --       599,342,787
   Chile.........................................................           --      9,603,415   --         9,603,415
   Colombia......................................................   18,862,821             --   --        18,862,821

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                      --------------------------------------------------------
                                                         LEVEL 1           LEVEL 2     LEVEL 3      TOTAL
                                                      --------------   --------------- ------- ---------------
   South Korea.......................................             --   $       729,452   --    $       729,452
Rights/Warrants
   Brazil............................................             --            70,603   --             70,603
   Indonesia.........................................             --           458,224   --            458,224
   Malaysia..........................................             --            38,695   --             38,695
   South Korea.......................................             --            71,348   --             71,348
   Thailand..........................................             --             4,992   --              4,992
Securities Lending Collateral........................             --       744,526,977   --        744,526,977
Futures Contracts**.................................. $   17,187,585                --   --         17,187,585
                                                      --------------   ---------------   --    ---------------
TOTAL................................................ $4,432,742,095   $24,051,064,797   --    $28,483,806,892
                                                      ==============   ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                          SHARES     VALUE+
                                                          ------- ------------
COMMON STOCKS -- (97.7%)
COMMUNICATION SERVICES -- (9.4%)
    Activision Blizzard, Inc.............................  29,204 $  1,379,597
*   Alphabet, Inc., Class A..............................  13,589   15,299,719
*   Alphabet, Inc., Class C..............................  14,300   15,964,091
#   Altice USA, Inc., Class A............................  75,268    1,478,263
#*  ANGI Homeservices, Inc., Class A.....................   3,400       57,800
    AT&T, Inc............................................ 457,591   13,755,185
    Cable One, Inc.......................................     361      319,247
    CBS Corp., Class B...................................  25,271    1,249,904
    CenturyLink, Inc..................................... 111,049    1,701,271
*   Charter Communications, Inc., Class A................   8,485    2,808,959
    Comcast Corp., Class A............................... 334,263   12,223,998
#*  Discovery, Inc., Class A.............................  18,095      513,536
*   Discovery, Inc., Class C.............................  37,564    1,001,081
*   DISH Network Corp., Class A..........................  26,940      826,250
*   Electronic Arts, Inc.................................  12,564    1,158,903
*   Facebook, Inc., Class A.............................. 120,154   20,028,470
#*  GCI Liberty, Inc., Class A...........................   5,760      293,184
*   IAC/InterActiveCorp..................................   3,810      804,977
    Interpublic Group of Cos., Inc. (The)................  43,973    1,000,386
*   Liberty Broadband Corp., Class A.....................   3,193      270,671
*   Liberty Broadband Corp., Class C.....................  12,483    1,061,305
#*  Liberty Media Corp.-Liberty Formula One, Class A.....   1,334       40,820
#*  Liberty Media Corp.-Liberty Formula One, Class C.....   8,938      280,385
*   Liberty Media Corp.-Liberty SiriusXM, Class A........   8,443      335,863
*   Liberty Media Corp.-Liberty SiriusXM, Class C........  17,582      702,577
*   Live Nation Entertainment, Inc.......................   9,576      512,412
*   Madison Square Garden Co. (The), Class A.............   2,255      626,664
#   Match Group, Inc.....................................   3,203      171,328
*   Netflix, Inc.........................................  15,079    5,119,320
    News Corp., Class A..................................  39,103      501,691
    News Corp., Class B..................................  20,020      258,859
#   Omnicom Group, Inc...................................  16,087    1,252,856
#   Sirius XM Holdings, Inc..............................  73,479      428,383
#*  Snap, Inc., Class A..................................  31,132      207,962
*   Sprint Corp..........................................  54,103      337,603
*   Take-Two Interactive Software, Inc...................   4,219      445,315
*   T-Mobile US, Inc.....................................  24,229    1,686,823
*   TripAdvisor, Inc.....................................  11,060      634,623
    Twenty-First Century Fox, Inc., Class A..............  65,540    3,231,777
    Twenty-First Century Fox, Inc., Class B..............  26,234    1,287,040
*   Twitter, Inc.........................................  25,987      872,124
    Verizon Communications, Inc.......................... 298,183   16,417,956
#   Viacom, Inc., Class A................................   1,456       49,926
    Viacom, Inc., Class B................................  43,758    1,287,360
    Walt Disney Co. (The)................................  91,266   10,177,984
    World Wrestling Entertainment, Inc., Class A.........   3,500      288,190
*   Zayo Group Holdings, Inc.............................  33,290      913,810
#*  Zillow Group, Inc., Class A..........................   3,902      135,829
#*  Zillow Group, Inc., Class C..........................  11,787      413,606
                                                                  ------------
TOTAL COMMUNICATION SERVICES.............................          141,815,883
                                                                  ------------
CONSUMER DISCRETIONARY -- (11.6%)
    Advance Auto Parts, Inc..............................   7,895    1,256,884
*   Amazon.com, Inc......................................  23,360   40,149,533

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
    Aptiv P.L.C..........................................  25,396 $ 2,009,585
    Aramark..............................................  38,763   1,277,241
#   Autoliv, Inc.........................................  16,288   1,300,597
*   AutoZone, Inc........................................   1,130     957,494
    Best Buy Co., Inc....................................  31,424   1,861,558
*   Booking Holdings, Inc................................   2,352   4,310,769
    BorgWarner, Inc......................................  28,060   1,147,654
*   Bright Horizons Family Solutions, Inc................   6,200     717,898
    Brunswick Corp.......................................  12,624     635,240
*   Burlington Stores, Inc...............................   4,219     724,444
#*  Caesars Entertainment Corp...........................  14,457     132,137
    Capri Holdings, Ltd..................................  16,703     709,543
#*  CarMax, Inc..........................................  22,849   1,343,064
    Carnival Corp........................................  23,978   1,380,653
#*  Carvana Co...........................................   1,629      60,517
*   Chipotle Mexican Grill, Inc..........................   1,268     671,545
    Columbia Sportswear Co...............................  10,293     918,033
    Darden Restaurants, Inc..............................   7,995     838,915
    Dollar General Corp..................................  14,555   1,680,084
*   Dollar Tree, Inc.....................................  29,840   2,889,407
    Domino's Pizza, Inc..................................   2,005     568,879
    DR Horton, Inc.......................................  38,449   1,478,364
#   Dunkin' Brands Group, Inc............................   7,895     539,939
*   eBay, Inc............................................  57,694   1,941,403
*   Etsy, Inc............................................   6,591     360,198
    Expedia Group, Inc...................................   9,464   1,128,582
*   Five Below, Inc......................................   5,851     723,944
    Foot Locker, Inc.....................................  18,680   1,044,025
    Ford Motor Co........................................ 257,090   2,262,392
    Gap, Inc. (The)......................................  52,395   1,332,929
    Garmin, Ltd..........................................  19,814   1,370,732
    General Motors Co....................................  92,002   3,589,918
    Gentex Corp..........................................  40,303     853,618
    Genuine Parts Co.....................................  12,354   1,233,176
    Goodyear Tire & Rubber Co. (The).....................  37,710     799,075
*   Grand Canyon Education, Inc..........................   5,499     511,077
#*  GrubHub, Inc.........................................   6,543     526,057
    H&R Block, Inc.......................................  16,800     396,312
#   Hanesbrands, Inc.....................................  37,882     567,851
#   Harley-Davidson, Inc.................................  30,006   1,106,021
#   Hasbro, Inc..........................................   9,860     892,922
    Hilton Worldwide Holdings, Inc.......................  13,441   1,001,086
    Home Depot, Inc. (The)...............................  65,195  11,965,238
    Hyatt Hotels Corp., Class A..........................   5,474     382,687
    Kohl's Corp..........................................  23,742   1,630,838
    L Brands, Inc........................................  18,759     522,251
    Las Vegas Sands Corp.................................  18,917   1,103,996
    Lear Corp............................................   9,061   1,394,760
#   Leggett & Platt, Inc.................................  17,735     726,426
    Lennar Corp., Class A................................  22,464   1,065,243
    Lennar Corp., Class B................................   1,223      46,621
*   LKQ Corp.............................................  36,459     955,955
    Lowe's Cos., Inc.....................................  45,897   4,413,455
*   Lululemon Athletica, Inc.............................   7,864   1,162,378
    Macy's, Inc..........................................  46,935   1,234,390
    Marriott International, Inc., Class A................  16,139   1,848,400
    McDonald's Corp......................................  34,175   6,109,806
    MGM Resorts International............................  42,664   1,256,028
*   Mohawk Industries, Inc...............................   7,676     988,592

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER DISCRETIONARY -- (Continued)
#   Newell Brands, Inc...................................  21,017 $    445,771
    NIKE, Inc., Class B..................................  62,809    5,142,801
#   Nordstrom, Inc.......................................  22,293    1,034,618
*   Norwegian Cruise Line Holdings, Ltd..................  26,912    1,384,084
*   NVR, Inc.............................................     199      529,340
*   Ollie's Bargain Outlet Holdings, Inc.................   4,859      379,828
*   O'Reilly Automotive, Inc.............................   4,666    1,608,184
*   Planet Fitness, Inc., Class A........................   7,105      411,522
#   Polaris Industries, Inc..............................   6,362      533,645
    Pool Corp............................................   3,984      597,241
    PulteGroup, Inc......................................  44,318    1,232,484
    PVH Corp.............................................   6,003      654,987
*   Qurate Retail, Inc...................................  47,279    1,028,318
    Ralph Lauren Corp....................................   6,413      744,806
    Ross Stores, Inc.....................................  21,364    1,968,052
    Royal Caribbean Cruises, Ltd.........................  22,032    2,644,942
    Service Corp. International..........................  26,261    1,127,122
*   ServiceMaster Global Holdings, Inc...................  12,631      492,483
    Six Flags Entertainment Corp.........................   6,231      383,767
    Starbucks Corp.......................................  75,203    5,124,332
    Tapestry, Inc........................................  35,607    1,378,347
    Target Corp..........................................  37,806    2,759,838
#*  Tesla, Inc...........................................   3,578    1,098,518
    Tiffany & Co.........................................  11,989    1,063,784
    TJX Cos., Inc. (The).................................  70,350    3,498,505
    Toll Brothers, Inc...................................  12,806      473,054
    Tractor Supply Co....................................   7,829      668,597
*   Ulta Salon Cosmetics & Fragrance, Inc................   3,904    1,139,656
#*  Under Armour, Inc., Class A..........................  15,222      315,704
#*  Under Armour, Inc., Class C..........................  12,328      233,492
    Vail Resorts, Inc....................................   3,026      569,675
    VF Corp..............................................  17,239    1,451,007
#*  Wayfair, Inc., Class A...............................   2,776      303,861
    Whirlpool Corp.......................................   7,211      959,135
#   Williams-Sonoma, Inc.................................  10,728      583,925
    Wyndham Hotels & Resorts, Inc........................  11,085      544,163
    Wynn Resorts, Ltd....................................   6,016      740,028
    Yum! Brands, Inc.....................................  13,515    1,270,140
                                                                  ------------
TOTAL CONSUMER DISCRETIONARY.............................          174,528,115
                                                                  ------------
CONSUMER STAPLES -- (6.6%)
    Altria Group, Inc.................................... 109,328    5,395,337
    Archer-Daniels-Midland Co............................  34,890    1,566,561
    Brown-Forman Corp., Class A..........................   3,116      146,545
    Brown-Forman Corp., Class B..........................  17,730      837,742
    Bunge, Ltd...........................................  14,790      814,485
#   Campbell Soup Co.....................................  20,074      711,222
    Church & Dwight Co., Inc.............................  13,846      894,590
    Clorox Co. (The).....................................   7,009    1,039,995
    Coca-Cola Co. (The).................................. 205,919    9,910,881
    Colgate-Palmolive Co.................................  37,363    2,416,639
    Conagra Brands, Inc..................................  45,046      974,795
    Constellation Brands, Inc., Class A..................   9,045    1,570,755
    Costco Wholesale Corp................................  22,433    4,814,795
#   Coty, Inc., Class A..................................  59,414      461,053
    Estee Lauder Cos., Inc. (The), Class A...............  11,053    1,507,850
    General Mills, Inc...................................  43,221    1,920,741
#*  Herbalife Nutrition, Ltd.............................   6,877      410,557
    Hershey Co. (The)....................................   7,971      845,723

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER STAPLES -- (Continued)
#   Hormel Foods Corp....................................  33,862 $ 1,433,040
    Ingredion, Inc.......................................  11,207   1,109,493
    JM Smucker Co. (The).................................   9,748   1,022,370
    Kellogg Co...........................................  22,556   1,331,030
#   Keurig Dr Pepper, Inc................................  11,341     308,702
    Kimberly-Clark Corp..................................  15,186   1,691,417
    Kraft Heinz Co. (The)................................  27,100   1,302,426
    Kroger Co. (The)..................................... 128,519   3,640,943
    Lamb Weston Holdings, Inc............................   5,445     393,674
    Lancaster Colony Corp................................   2,095     333,252
#   McCormick & Co., Inc. Non-Voting.....................   6,705     829,006
    Molson Coors Brewing Co., Class B....................  21,079   1,404,072
    Mondelez International, Inc., Class A................  61,555   2,847,534
*   Monster Beverage Corp................................  17,598   1,007,310
    PepsiCo, Inc.........................................  81,021   9,128,636
    Philip Morris International, Inc.....................  68,903   5,286,238
*   Pilgrim's Pride Corp.................................  12,114     245,430
*   Post Holdings, Inc...................................  10,947   1,016,101
    Procter & Gamble Co. (The)........................... 137,367  13,251,794
    Seaboard Corp........................................       4      15,457
    Sysco Corp...........................................  26,567   1,696,303
    Tyson Foods, Inc., Class A...........................  35,692   2,210,049
*   US Foods Holding Corp................................  33,017   1,113,333
    Walgreens Boots Alliance, Inc........................  52,978   3,828,190
    Walmart, Inc.........................................  74,214   7,111,928
                                                                  -----------
TOTAL CONSUMER STAPLES...................................          99,797,994
                                                                  -----------
ENERGY -- (5.6%)
    Anadarko Petroleum Corp..............................  42,777   2,024,635
#   Apache Corp..........................................  46,313   1,519,993
    Baker Hughes a GE Co.................................  41,590     980,276
    Cabot Oil & Gas Corp.................................  33,016     823,749
*   Cheniere Energy, Inc.................................  10,942     718,342
    Chevron Corp......................................... 105,094  12,049,027
    Cimarex Energy Co....................................  16,823   1,267,445
*   Concho Resources, Inc................................  16,823   2,016,068
    ConocoPhillips.......................................  88,893   6,017,167
*   Continental Resources, Inc...........................  17,380     802,435
    Devon Energy Corp....................................  49,296   1,313,738
    Diamondback Energy, Inc..............................  14,126   1,456,673
    EOG Resources, Inc...................................  44,555   4,419,856
#   EQT Corp.............................................  11,423     222,406
*   Equitrans Midstream Corp.............................   9,138     190,253
    Exxon Mobil Corp..................................... 232,948  17,070,429
    Halliburton Co.......................................  41,122   1,289,586
    Helmerich & Payne, Inc...............................  12,625     706,874
    Hess Corp............................................  24,744   1,336,176
    HollyFrontier Corp...................................  21,246   1,197,000
    Kinder Morgan, Inc...................................  83,640   1,513,884
    Marathon Oil Corp....................................  85,683   1,352,935
    Marathon Petroleum Corp..............................  28,226   1,870,255
    Murphy Oil Corp......................................  21,912     599,293
    National Oilwell Varco, Inc..........................  29,165     859,784
*   Newfield Exploration Co..............................  36,430     665,940
    Noble Energy, Inc....................................  45,168   1,009,053
    Occidental Petroleum Corp............................  57,799   3,859,817
    ONEOK, Inc...........................................  17,613   1,130,931
*   Parsley Energy, Inc., Class A........................  23,753     441,331
    PBF Energy, Inc., Class A............................  23,297     853,136

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U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
ENERGY -- (Continued)
    Phillips 66..........................................  19,357 $ 1,846,851
    Pioneer Natural Resources Co.........................  17,633   2,509,529
    Schlumberger, Ltd....................................  56,642   2,504,143
    Targa Resources Corp.................................  23,174     996,714
    TechnipFMC P.L.C.....................................  35,290     810,258
#*  Transocean, Ltd......................................  35,624     305,298
    Valero Energy Corp...................................  23,140   2,032,155
    Williams Cos., Inc. (The)............................  50,017   1,346,958
*   WPX Energy, Inc......................................  39,626     485,815
                                                                  -----------
TOTAL ENERGY.............................................          84,416,208
                                                                  -----------
FINANCIALS -- (13.4%)
    Affiliated Managers Group, Inc.......................   5,787     607,346
    Aflac, Inc...........................................  33,973   1,620,512
    Alleghany Corp.......................................   1,320     833,659
    Allstate Corp. (The).................................  17,697   1,555,035
    Ally Financial, Inc..................................  44,349   1,155,735
    American Express Co..................................  46,569   4,782,636
    American Financial Group, Inc........................   9,303     887,413
    American International Group, Inc....................  40,020   1,730,065
    Ameriprise Financial, Inc............................  19,811   2,508,073
    Aon P.L.C............................................  11,772   1,839,140
*   Arch Capital Group, Ltd..............................  32,981     967,992
    Arthur J Gallagher & Co..............................  18,434   1,377,204
    Assurant, Inc........................................   7,394     712,708
    Assured Guaranty, Ltd................................   5,314     215,536
*   Athene Holding, Ltd., Class A........................  17,943     769,755
    Axis Capital Holdings, Ltd...........................   6,782     363,176
    Bank of America Corp................................. 409,552  11,659,945
    Bank of New York Mellon Corp. (The)..................  44,021   2,303,179
    BB&T Corp............................................  33,183   1,619,330
*   Berkshire Hathaway, Inc., Class B....................  84,789  17,427,531
    BlackRock, Inc.......................................   5,217   2,165,472
    BOK Financial Corp...................................   5,528     459,432
    Brown & Brown, Inc...................................  35,871     974,256
    Capital One Financial Corp...........................  26,141   2,106,703
    Cboe Global Markets, Inc.............................   6,665     621,645
    Charles Schwab Corp. (The)...........................  66,522   3,111,234
    Chubb, Ltd...........................................  19,978   2,658,073
    Cincinnati Financial Corp............................  14,236   1,154,824
    CIT Group, Inc.......................................  12,370     571,370
    Citigroup, Inc....................................... 107,996   6,961,422
    Citizens Financial Group, Inc........................  39,252   1,331,428
    CME Group, Inc.......................................  15,494   2,824,246
    CNA Financial Corp...................................   1,453      66,635
    Comerica, Inc........................................  17,778   1,399,840
#   Commerce Bancshares, Inc.............................  15,131     904,834
#*  Credit Acceptance Corp...............................   3,026   1,204,409
#   Cullen/Frost Bankers, Inc............................   7,638     743,025
    Discover Financial Services..........................  41,175   2,778,901
    E*TRADE Financial Corp...............................  26,910   1,255,621
    East West Bancorp, Inc...............................  18,641     938,015
    Eaton Vance Corp.....................................  15,663     603,339
    Erie Indemnity Co., Class A..........................   5,043     738,194
    Everest Re Group, Ltd................................   3,444     754,408
    FactSet Research Systems, Inc........................   4,421     966,563
    Fidelity National Financial, Inc.....................  29,476   1,065,852
    Fifth Third Bancorp..................................  65,638   1,760,411
    First American Financial Corp........................  14,910     746,693

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    First Citizens BancShares, Inc., Class A.............     967 $   394,082
    First Horizon National Corp..........................  33,676     494,364
#   First Republic Bank..................................  13,711   1,324,894
    Franklin Resources, Inc..............................  51,068   1,512,123
    Goldman Sachs Group, Inc. (The)......................  15,341   3,037,671
    Hanover Insurance Group, Inc. (The)..................   4,500     513,180
    Hartford Financial Services Group, Inc. (The)........  43,290   2,031,167
#   Huntington Bancshares, Inc........................... 108,404   1,435,269
    Interactive Brokers Group, Inc., Class A.............  10,802     544,421
    Intercontinental Exchange, Inc.......................  25,421   1,951,316
    Invesco, Ltd.........................................  35,665     649,816
    Janus Henderson Group P.L.C..........................  19,642     428,785
    Jefferies Financial Group, Inc.......................  37,686     784,246
    JPMorgan Chase & Co.................................. 181,954  18,832,239
    KeyCorp..............................................  85,936   1,415,366
    Lazard, Ltd., Class A................................  12,455     495,584
    Lincoln National Corp................................  16,053     938,940
    Loews Corp...........................................  23,998   1,149,504
    LPL Financial Holdings, Inc..........................  11,784     829,240
    M&T Bank Corp........................................  11,230   1,847,784
*   Markel Corp..........................................     981   1,033,493
    MarketAxess Holdings, Inc............................   2,108     452,735
    Marsh & McLennan Cos., Inc...........................  31,076   2,740,592
    MetLife, Inc.........................................  34,880   1,592,970
    Moody's Corp.........................................   9,570   1,516,941
    Morgan Stanley.......................................  69,070   2,921,661
    Morningstar, Inc.....................................   3,914     485,923
    MSCI, Inc............................................   4,620     786,647
    Nasdaq, Inc..........................................  16,670   1,467,627
#   New York Community Bancorp, Inc......................  45,728     531,359
    Northern Trust Corp..................................  22,412   1,982,566
    Old Republic International Corp......................  31,888     642,543
    PacWest Bancorp......................................  12,279     473,847
    People's United Financial, Inc.......................  35,903     588,091
    PNC Financial Services Group, Inc. (The).............  19,561   2,399,548
    Popular, Inc.........................................  10,135     553,472
    Principal Financial Group, Inc.......................  27,313   1,367,562
    Progressive Corp. (The)..............................  37,697   2,536,631
#   Prosperity Bancshares, Inc...........................   5,293     376,544
    Prudential Financial, Inc............................  17,256   1,589,968
    Raymond James Financial, Inc.........................  14,044   1,130,542
    Regions Financial Corp...............................  78,766   1,194,880
    Reinsurance Group of America, Inc....................   5,908     853,411
    RenaissanceRe Holdings, Ltd..........................   3,960     546,599
    S&P Global, Inc......................................  14,403   2,760,335
    Santander Consumer USA Holdings, Inc.................  45,977     876,322
    SEI Investments Co...................................  18,905     898,744
    Signature Bank.......................................   5,498     699,950
    State Street Corp....................................  15,357   1,088,811
    SunTrust Banks, Inc..................................  19,468   1,156,789
*   SVB Financial Group..................................   5,022   1,172,034
    Synchrony Financial..................................  70,901   2,129,866
    T Rowe Price Group, Inc..............................  29,280   2,736,509
    TD Ameritrade Holding Corp...........................  13,391     749,226
    Torchmark Corp.......................................   8,195     686,413
    Travelers Cos., Inc. (The)...........................  17,373   2,181,006
    U.S. Bancorp.........................................  72,572   3,712,784
    Unum Group...........................................  23,193     806,189
#   Virtu Financial, Inc., Class A.......................  11,899     304,019

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U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
FINANCIALS -- (Continued)
    Voya Financial, Inc..................................  14,642 $    679,828
    Webster Financial Corp...............................   9,355      504,047
    Wells Fargo & Co..................................... 194,141    9,495,436
*   Western Alliance Bancorp.............................  13,892      615,138
    Willis Towers Watson P.L.C...........................  10,800    1,758,132
    WR Berkley Corp......................................  10,195      783,894
    Zions Bancorp NA.....................................  18,950      901,831
                                                                  ------------
TOTAL FINANCIALS.........................................          202,876,261
                                                                  ------------
HEALTH CARE -- (13.6%)
    Abbott Laboratories..................................  63,305    4,619,999
    AbbVie, Inc..........................................  66,595    5,346,913
*   ABIOMED, Inc.........................................   1,679      589,447
    Agilent Technologies, Inc............................  18,632    1,416,964
*   Alexion Pharmaceuticals, Inc.........................  11,300    1,389,448
*   Align Technology, Inc................................   3,239      806,349
*   Alkermes P.L.C.......................................   6,868      225,751
    Allergan P.L.C.......................................  14,372    2,069,281
#*  Alnylam Pharmaceuticals, Inc.........................   5,451      455,322
    AmerisourceBergen Corp...............................  13,653    1,138,251
    Amgen, Inc...........................................  36,827    6,890,700
    Anthem, Inc..........................................  14,016    4,246,848
#*  athenahealth, Inc....................................   3,422      461,080
    Baxter International, Inc............................  21,645    1,569,046
    Becton Dickinson and Co..............................  11,698    2,918,183
*   Biogen, Inc..........................................  12,958    4,325,121
#*  BioMarin Pharmaceutical, Inc.........................   7,799      765,628
*   Bio-Rad Laboratories, Inc., Class A..................   3,034      758,106
    Bio-Techne Corp......................................   3,574      623,520
#*  Bluebird Bio, Inc....................................   2,685      358,260
*   Boston Scientific Corp...............................  55,706    2,125,184
    Bristol-Myers Squibb Co..............................  70,325    3,471,945
    Bruker Corp..........................................  16,046      562,573
    Cardinal Health, Inc.................................  35,856    1,791,724
*   Catalent, Inc........................................  23,284      859,878
*   Celgene Corp.........................................  39,708    3,512,570
*   Centene Corp.........................................   8,915    1,164,032
*   Cerner Corp..........................................  40,962    2,249,223
*   Charles River Laboratories International, Inc........   6,409      789,525
    Chemed Corp..........................................     712      212,133
*   Cigna Corp...........................................  23,888    4,773,061
    Cooper Cos., Inc. (The)..............................   3,992    1,112,810
    CVS Health Corp......................................  64,137    4,204,180
    Danaher Corp.........................................  27,341    3,032,664
*   DaVita, Inc..........................................  22,149    1,243,223
    DENTSPLY SIRONA, Inc.................................  17,651      740,459
*   DexCom, Inc..........................................   3,236      456,373
*   Edwards Lifesciences Corp............................   8,627    1,470,213
    Eli Lilly & Co.......................................  42,062    5,041,551
    Encompass Health Corp................................  15,754    1,052,997
#*  Exact Sciences Corp..................................   6,959      626,867
*   Exelixis, Inc........................................  32,544      767,062
    Gilead Sciences, Inc.................................  82,807    5,797,318
*   Globus Medical, Inc., Class A........................   4,900      220,745
*   Haemonetics Corp.....................................   4,749      469,724
    HCA Healthcare, Inc..................................  12,362    1,723,634
*   Henry Schein, Inc....................................  11,539      896,580
    Hill-Rom Holdings, Inc...............................   7,973      797,459
*   Hologic, Inc.........................................  25,479    1,131,268

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CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
HEALTH CARE -- (Continued)
    Humana, Inc..........................................   7,506 $  2,319,279
*   ICU Medical, Inc.....................................   1,592      396,090
*   IDEXX Laboratories, Inc..............................   3,559      757,284
*   Illumina, Inc........................................   6,100    1,706,719
*   Incyte Corp..........................................   6,484      522,546
#*  Insulet Corp.........................................   2,222      180,404
*   Integra LifeSciences Holdings Corp...................   5,200      246,272
*   Intuitive Surgical, Inc..............................   4,165    2,180,961
#*  Ionis Pharmaceuticals, Inc...........................   8,851      513,358
*   IQVIA Holdings, Inc..................................  20,419    2,634,255
*   Jazz Pharmaceuticals P.L.C...........................   7,298      918,745
    Johnson & Johnson.................................... 145,084   19,307,779
*   Laboratory Corp. of America Holdings.................  10,269    1,430,985
*   LivaNova P.L.C.......................................   4,500      415,440
*   Masimo Corp..........................................   5,148      640,360
    McKesson Corp........................................  23,631    3,030,676
    Medtronic P.L.C......................................  58,595    5,179,212
    Merck & Co., Inc..................................... 114,075    8,490,602
*   Mettler-Toledo International, Inc....................   1,291      823,865
*   Molina Healthcare, Inc...............................   8,763    1,165,304
*   Mylan NV.............................................  57,550    1,723,622
*   Nektar Therapeutics..................................  11,949      505,921
*   Neurocrine Biosciences, Inc..........................   2,688      237,135
#*  Penumbra, Inc........................................     642       93,417
    PerkinElmer, Inc.....................................   8,157      738,208
    Perrigo Co. P.L.C....................................  10,911      506,816
    Pfizer, Inc.......................................... 317,291   13,469,003
*   PRA Health Sciences, Inc.............................   6,377      675,771
*   Premier, Inc., Class A...............................  10,351      411,866
    Quest Diagnostics, Inc...............................  14,307    1,249,716
*   Regeneron Pharmaceuticals, Inc.......................   4,212    1,808,085
    ResMed, Inc..........................................   7,123      677,896
#*  Sage Therapeutics, Inc...............................   2,602      371,019
#*  Sarepta Therapeutics, Inc............................   2,633      367,856
#*  Seattle Genetics, Inc................................   4,496      343,629
    STERIS P.L.C.........................................   6,362      725,650
    Stryker Corp.........................................  14,491    2,573,167
*   Syneos Health, Inc...................................   9,578      488,861
    Teleflex, Inc........................................   2,675      731,612
    Thermo Fisher Scientific, Inc........................  21,940    5,390,000
*   United Therapeutics Corp.............................   7,373      850,328
    UnitedHealth Group, Inc..............................  52,596   14,211,439
    Universal Health Services, Inc., Class B.............  10,307    1,365,987
*   Varian Medical Systems, Inc..........................   5,123      676,390
*   Veeva Systems, Inc., Class A.........................   3,349      365,242
*   Vertex Pharmaceuticals, Inc..........................   8,774    1,675,044
*   Waters Corp..........................................   4,092      946,152
*   WellCare Health Plans, Inc...........................   4,085    1,129,421
    West Pharmaceutical Services, Inc....................   6,470      700,507
    Zimmer Biomet Holdings, Inc..........................  15,696    1,719,654
    Zoetis, Inc..........................................  27,447    2,364,834
                                                                  ------------
TOTAL HEALTH CARE........................................          205,225,576
                                                                  ------------
INDUSTRIALS -- (11.8%)
    3M Co................................................  33,814    6,772,944
#   Acuity Brands, Inc...................................   5,556      671,776
*   AECOM................................................  14,921      456,732
    AGCO Corp............................................   9,721      624,088
    Alaska Air Group, Inc................................  20,319    1,299,400

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
    Allegion P.L.C.......................................   9,735 $  835,847
    Allison Transmission Holdings, Inc...................  20,055    976,077
    AMERCO...............................................   3,290  1,193,151
    American Airlines Group, Inc.........................  18,825    673,370
    AMETEK, Inc..........................................  23,411  1,706,662
    AO Smith Corp........................................  15,489    741,304
    Arconic, Inc.........................................  38,419    723,046
    Boeing Co. (The).....................................  23,809  9,181,227
#   BWX Technologies, Inc................................  11,266    522,968
    Carlisle Cos., Inc...................................   7,637    822,734
    Caterpillar, Inc.....................................  41,408  5,513,889
    CH Robinson Worldwide, Inc...........................   9,837    853,556
    Cintas Corp..........................................   9,131  1,712,154
*   Copart, Inc..........................................  13,786    697,985
*   CoStar Group, Inc....................................   2,174    849,469
    Crane Co.............................................   8,538    706,605
    CSX Corp.............................................  48,418  3,181,063
    Cummins, Inc.........................................  22,976  3,379,999
    Curtiss-Wright Corp..................................   5,905    670,336
    Deere & Co...........................................  19,577  3,210,628
    Delta Air Lines, Inc.................................  50,127  2,477,778
    Donaldson Co., Inc...................................  16,855    796,904
    Dover Corp...........................................  12,892  1,132,304
    Dun & Bradstreet Corp. (The).........................   1,564    226,373
    Eaton Corp. P.L.C....................................  24,850  1,894,812
    Emerson Electric Co..................................  31,835  2,084,237
    Equifax, Inc.........................................  12,878  1,378,204
    Expeditors International of Washington, Inc..........  11,069    767,082
#   Fastenal Co..........................................  18,854  1,139,913
    FedEx Corp...........................................  15,204  2,699,774
#   Flowserve Corp.......................................  15,948    702,350
    Fluor Corp...........................................  18,362    671,498
    Fortive Corp.........................................  34,408  2,580,256
    Fortune Brands Home & Security, Inc..................  23,236  1,052,591
*   Gardner Denver Holdings, Inc.........................  14,163    349,401
    General Dynamics Corp................................  16,670  2,853,404
    General Electric Co.................................. 307,516  3,124,363
*   Genesee & Wyoming, Inc., Class A.....................   3,735    293,272
    Graco, Inc...........................................  18,396    797,099
    Harris Corp..........................................  10,415  1,595,370
*   HD Supply Holdings, Inc..............................  24,004  1,006,728
    HEICO Corp...........................................   2,747    232,121
    HEICO Corp., Class A.................................   3,407    238,592
    Hexcel Corp..........................................  11,987    811,640
    Honeywell International, Inc.........................  35,745  5,134,054
    Hubbell, Inc.........................................   8,594    939,582
    Huntington Ingalls Industries, Inc...................   4,579    945,335
    IDEX Corp............................................   5,385    742,376
    Illinois Tool Works, Inc.............................  17,597  2,416,244
    Ingersoll-Rand P.L.C.................................  29,015  2,902,661
    ITT, Inc.............................................   2,579    135,552
    Jacobs Engineering Group, Inc........................  12,141    786,737
    JB Hunt Transport Services, Inc......................  10,396  1,112,788
*   JetBlue Airways Corp.................................  32,887    591,637
    Johnson Controls International P.L.C.................  61,322  2,070,844
    Kansas City Southern.................................  10,726  1,134,274
    KAR Auction Services, Inc............................  17,363    903,050
*   Kirby Corp...........................................   4,648    348,182
#   Knight-Swift Transportation Holdings, Inc............  15,577    494,570

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------ ------------
INDUSTRIALS -- (Continued)
    L3 Technologies, Inc.................................  6,564 $  1,292,320
    Lennox International, Inc............................  1,766      404,908
    Lincoln Electric Holdings, Inc.......................  8,318      719,008
    Lockheed Martin Corp................................. 14,703    4,259,312
    ManpowerGroup, Inc...................................  8,020      633,821
    Masco Corp........................................... 16,355      530,066
#*  Middleby Corp. (The).................................  8,514    1,001,417
    MSC Industrial Direct Co., Inc., Class A.............  4,263      355,918
    Nielsen Holdings P.L.C............................... 44,145    1,133,644
    Nordson Corp.........................................  7,558      979,819
    Norfolk Southern Corp................................ 17,995    3,018,481
    Northrop Grumman Corp................................ 10,260    2,827,143
    Old Dominion Freight Line, Inc.......................  7,082      962,656
    Oshkosh Corp.........................................  3,048      228,752
    Owens Corning........................................ 13,581      711,509
    PACCAR, Inc.......................................... 48,063    3,149,088
    Parker-Hannifin Corp................................. 15,559    2,564,279
    Pentair P.L.C........................................ 25,962    1,069,375
    Quanta Services, Inc................................. 12,353      436,555
    Raytheon Co.......................................... 14,896    2,454,265
    Republic Services, Inc............................... 37,863    2,904,471
    Robert Half International, Inc....................... 12,845      827,603
    Rockwell Automation, Inc.............................  6,539    1,108,491
#   Rollins, Inc......................................... 11,355      422,860
    Roper Technologies, Inc..............................  4,951    1,402,420
*   Sensata Technologies Holding P.L.C................... 28,754    1,365,815
    Snap-on, Inc.........................................  7,010    1,163,590
    Southwest Airlines Co................................ 40,384    2,292,196
    Spirit AeroSystems Holdings, Inc., Class A...........  7,236      603,482
    Stanley Black & Decker, Inc.......................... 14,933    1,888,128
*   Teledyne Technologies, Inc...........................  4,612    1,034,103
    Textron, Inc......................................... 26,097    1,389,143
    Toro Co. (The)....................................... 13,904      827,288
#*  TransDigm Group, Inc.................................  2,297      898,127
    TransUnion...........................................  9,467      575,783
    Union Pacific Corp................................... 39,489    6,281,515
*   United Continental Holdings, Inc..................... 39,087    3,411,122
    United Parcel Service, Inc., Class B................. 40,476    4,266,170
*   United Rentals, Inc..................................  8,789    1,100,910
    United Technologies Corp............................. 51,981    6,137,397
    USG Corp............................................. 16,488      711,457
*   Verisk Analytics, Inc................................ 10,712    1,257,696
*   WABCO Holdings, Inc..................................  7,198      822,228
#   Wabtec Corp.......................................... 10,433      721,546
    Waste Management, Inc................................ 23,176    2,217,248
    Watsco, Inc..........................................  3,839      566,176
    Woodward, Inc........................................  5,001      454,341
    WW Grainger, Inc.....................................  3,082      910,392
*   XPO Logistics, Inc................................... 14,827      901,185
    Xylem, Inc........................................... 13,711      977,046
                                                                 ------------
TOTAL INDUSTRIALS........................................         177,713,227
                                                                 ------------
INFORMATION TECHNOLOGY -- (19.4%)
    Accenture P.L.C., Class A............................ 30,779    4,726,115
*   Adobe, Inc........................................... 21,373    5,296,657
#*  Advanced Micro Devices, Inc.......................... 43,107    1,052,242
*   Akamai Technologies, Inc............................. 17,788    1,157,999
    Alliance Data Systems Corp...........................  5,922    1,051,688
    Amdocs, Ltd.......................................... 13,815      771,982

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
    Amphenol Corp., Class A..............................  16,639 $ 1,462,901
    Analog Devices, Inc..................................  19,377   1,915,610
*   ANSYS, Inc...........................................   5,988     984,128
    Apple, Inc........................................... 274,255  45,647,002
    Applied Materials, Inc...............................  69,900   2,731,692
*   Arista Networks, Inc.................................   2,780     597,088
*   ARRIS International P.L.C............................  14,373     451,168
*   Arrow Electronics, Inc...............................  12,023     913,147
*   Aspen Technology, Inc................................   7,464     721,246
*   Atlassian Corp. P.L.C., Class A......................   3,254     320,194
*   Autodesk, Inc........................................   9,545   1,405,024
    Automatic Data Processing, Inc.......................  25,215   3,526,066
    Avnet, Inc...........................................  11,573     476,808
*   Black Knight, Inc....................................  16,955     834,016
    Booz Allen Hamilton Holding Corp.....................  18,330     900,553
    Broadcom, Inc........................................  23,056   6,184,772
    Broadridge Financial Solutions, Inc..................   7,098     715,691
*   Cadence Design Systems, Inc..........................  11,644     559,261
    CDK Global, Inc......................................  12,655     618,956
    CDW Corp.............................................   8,526     709,960
*   Ciena Corp...........................................  18,657     710,645
    Cisco Systems, Inc................................... 246,447  11,654,479
    Citrix Systems, Inc..................................   7,397     758,488
    Cognex Corp..........................................  16,831     765,810
    Cognizant Technology Solutions Corp., Class A........  37,585   2,618,923
    Corning, Inc.........................................  43,895   1,459,948
    Cypress Semiconductor Corp...........................  38,014     527,254
*   Dell Technologies, Class C...........................   5,170     251,210
    Dolby Laboratories, Inc., Class A....................   7,287     470,959
#*  Dropbox, Inc., Class A...............................   5,678     140,303
    DXC Technology Co....................................  30,457   1,952,903
*   EPAM Systems, Inc....................................   4,580     647,978
*   Euronet Worldwide, Inc...............................   6,797     781,723
*   F5 Networks, Inc.....................................   4,028     648,307
*   Fair Isaac Corp......................................   3,223     725,820
    Fidelity National Information Services, Inc..........  16,977   1,774,606
*   First Data Corp., Class A............................  48,182   1,187,686
*   First Solar, Inc.....................................   8,159     412,764
#*  Fiserv, Inc..........................................  22,671   1,880,106
*   FleetCor Technologies, Inc...........................   7,785   1,571,091
*   Flex, Ltd............................................  74,773     719,316
    FLIR Systems, Inc....................................  17,757     867,962
*   Fortinet, Inc........................................   5,892     451,150
*   Gartner, Inc.........................................   3,845     522,497
    Genpact, Ltd.........................................  22,481     670,608
    Global Payments, Inc.................................  10,307   1,157,270
*   GoDaddy, Inc., Class A...............................   6,640     455,703
*   Guidewire Software, Inc..............................   6,570     569,488
    Hewlett Packard Enterprise Co........................ 136,995   2,135,752
    HP, Inc..............................................  63,494   1,398,773
#*  HubSpot, Inc.........................................   1,873     296,515
*   Integrated Device Technology, Inc....................   4,355     212,742
    Intel Corp........................................... 351,187  16,547,931
    International Business Machines Corp.................  64,975   8,733,939
    Intuit, Inc..........................................  14,071   3,036,803
#*  IPG Photonics Corp...................................   4,029     535,857
    Jack Henry & Associates, Inc.........................   4,202     561,177
    Juniper Networks, Inc................................  28,204     731,612
*   Keysight Technologies, Inc...........................  13,721   1,015,628

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
    KLA-Tencor Corp......................................   8,561 $   912,346
    Lam Research Corp....................................  17,071   2,894,900
    Leidos Holdings, Inc.................................  16,751     971,558
    Littelfuse, Inc......................................   2,900     509,588
    Marvell Technology Group, Ltd........................  49,952     925,611
    Mastercard, Inc., Class A............................  52,075  10,994,595
    Maxim Integrated Products, Inc.......................  16,316     885,469
#   Microchip Technology, Inc............................  20,833   1,674,348
*   Micron Technology, Inc...............................  81,194   3,103,235
    Microsoft Corp....................................... 376,804  39,349,642
    Monolithic Power Systems, Inc........................   3,247     410,940
    Motorola Solutions, Inc..............................   7,005     818,955
    National Instruments Corp............................  13,076     578,221
    NetApp, Inc..........................................  15,162     966,881
*   New Relic, Inc.......................................   1,843     187,341
*   Nuance Communications, Inc...........................  14,334     227,481
#*  Nutanix, Inc., Class A...............................   5,393     276,283
    NVIDIA Corp..........................................  27,981   4,022,269
#*  Okta, Inc............................................   4,871     401,517
*   ON Semiconductor Corp................................  55,271   1,107,631
    Oracle Corp.......................................... 128,716   6,465,405
*   Palo Alto Networks, Inc..............................   2,695     578,940
    Paychex, Inc.........................................  15,605   1,104,834
#*  Paycom Software, Inc.................................   5,800     859,792
*   PayPal Holdings, Inc.................................  40,732   3,615,372
*   Proofpoint, Inc......................................   2,604     265,269
*   PTC, Inc.............................................   4,107     348,233
*   Qorvo, Inc...........................................  11,635     760,464
    QUALCOMM, Inc........................................  70,895   3,510,720
#*  RealPage, Inc........................................   6,800     379,236
*   Red Hat, Inc.........................................   7,570   1,346,249
*   RingCentral, Inc., Class A...........................   3,051     282,034
    Sabre Corp...........................................  34,374     789,914
*   salesforce.com, Inc..................................  20,953   3,184,227
    Seagate Technology P.L.C.............................  15,655     693,203
*   ServiceNow, Inc......................................   5,167   1,136,843
    Skyworks Solutions, Inc..............................  22,291   1,628,135
*   Splunk, Inc..........................................   3,553     443,557
*   Square, Inc., Class A................................   8,013     571,728
    SS&C Technologies Holdings, Inc......................  20,820   1,072,022
    Symantec Corp........................................  30,255     635,960
*   Synopsys, Inc........................................  10,762   1,004,633
#*  Tableau Software, Inc., Class A......................   2,751     351,688
    TE Connectivity, Ltd.................................  17,625   1,426,744
*   Teradata Corp........................................   2,775     123,154
    Teradyne, Inc........................................  21,979     791,024
    Texas Instruments, Inc...............................  55,630   5,600,828
    Total System Services, Inc...........................  11,011     986,696
#*  Trade Desk, Inc. (The), Class A......................   2,299     328,021
*   Trimble, Inc.........................................  22,171     834,960
#*  Twilio, Inc., Class A................................   3,527     392,626
*   Tyler Technologies, Inc..............................   2,730     516,489
#   Ubiquiti Networks, Inc...............................   6,668     721,544
*   Ultimate Software Group, Inc. (The)..................     843     230,198
#   Universal Display Corp...............................     473      49,112
*   VeriSign, Inc........................................   4,812     814,527
#   Visa, Inc., Class A..................................  90,489  12,216,920
    VMware, Inc., Class A................................   3,747     566,059
    Western Digital Corp.................................  17,544     789,305

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
INFORMATION TECHNOLOGY -- (Continued)
    Western Union Co. (The)..............................  38,837 $    708,775
*   WEX, Inc.............................................   5,242      845,692
*   Workday, Inc., Class A...............................   4,275      776,041
*   Worldpay, Inc., Class A..............................  21,723    1,813,436
    Xerox Corp...........................................  32,408      914,230
    Xilinx, Inc..........................................  12,560    1,405,966
*   Zebra Technologies Corp., Class A....................   3,451      599,094
*   Zendesk, Inc.........................................   5,265      355,545
                                                                  ------------
TOTAL INFORMATION TECHNOLOGY.............................          293,347,947
                                                                  ------------
MATERIALS -- (3.7%)
    Air Products & Chemicals, Inc........................  11,881    1,953,118
#   Albemarle Corp.......................................  14,682    1,185,278
*   Alcoa Corp...........................................  30,605      908,356
    AptarGroup, Inc......................................   8,021      795,042
    Ashland Global Holdings, Inc.........................   5,796      439,916
    Avery Dennison Corp..................................   6,474      676,209
*   Axalta Coating Systems, Ltd..........................  34,106      873,796
    Ball Corp............................................  34,281    1,792,211
    Bemis Co., Inc.......................................   9,164      447,570
*   Berry Global Group, Inc..............................  21,616    1,064,588
    Celanese Corp........................................  19,149    1,833,708
    CF Industries Holdings, Inc..........................  26,047    1,136,952
    Chemours Co. (The)...................................  13,241      473,366
#*  Crown Holdings, Inc..................................  18,224      929,424
    DowDuPont, Inc....................................... 113,278    6,095,489
    Eastman Chemical Co..................................  18,083    1,457,851
    Ecolab, Inc..........................................  11,799    1,866,248
    FMC Corp.............................................  16,080    1,283,184
    Freeport-McMoRan, Inc................................ 148,341    1,726,689
    Huntsman Corp........................................  37,766      829,719
    International Flavors & Fragrances, Inc..............   8,848    1,254,469
    International Paper Co...............................  56,781    2,693,123
    Linde P.L.C..........................................  19,418    3,165,328
    LyondellBasell Industries NV, Class A................  25,574    2,224,171
#   Martin Marietta Materials, Inc.......................   6,390    1,128,985
    Mosaic Co. (The).....................................  31,605    1,020,209
#   NewMarket Corp.......................................   1,046      419,540
    Newmont Mining Corp..................................  43,525    1,484,638
    Nucor Corp...........................................  36,915    2,260,675
    Packaging Corp. of America...........................  12,571    1,185,697
    PPG Industries, Inc..................................  19,877    2,095,831
    Reliance Steel & Aluminum Co.........................   9,384      768,362
#   Royal Gold, Inc......................................   5,874      513,211
    RPM International, Inc...............................  14,080      804,813
    Sealed Air Corp......................................  12,497      493,631
    Sherwin-Williams Co. (The)...........................   4,321    1,821,388
    Sonoco Products Co...................................  16,028      922,892
    Southern Copper Corp.................................  14,226      478,278
    Steel Dynamics, Inc..................................  26,881      983,576
    Vulcan Materials Co..................................  13,184    1,340,154
    Westlake Chemical Corp...............................   8,446      624,159
    WestRock Co..........................................  20,098      818,190
#   WR Grace & Co........................................   4,189      297,461
                                                                  ------------
TOTAL MATERIALS..........................................           56,567,495
                                                                  ------------
REAL ESTATE -- (0.2%)
*   CBRE Group, Inc., Class A............................  42,722    1,954,531

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                             SHARES       VALUE+
                                                            --------- --------------
REAL ESTATE -- (Continued)
*     Howard Hughes Corp. (The)............................     3,954 $      439,052
      Jones Lang LaSalle, Inc..............................     6,387        915,960
                                                                      --------------
TOTAL REAL ESTATE..........................................                3,309,543
                                                                      --------------
UTILITIES -- (2.4%)
      AES Corp.............................................    46,539        762,774
      Alliant Energy Corp..................................    10,900        484,723
      Ameren Corp..........................................    10,767        746,584
      American Electric Power Co., Inc.....................    20,154      1,594,584
      American Water Works Co., Inc........................     7,260        694,564
      Aqua America, Inc....................................    15,678        549,514
      Atmos Energy Corp....................................     5,244        511,972
#     Avangrid, Inc........................................     4,361        217,483
      CenterPoint Energy, Inc..............................    21,484        664,285
      CMS Energy Corp......................................    12,885        671,824
      Consolidated Edison, Inc.............................    14,216      1,103,872
      Dominion Energy, Inc.................................    33,028      2,319,887
      DTE Energy Co........................................     7,837        922,807
      Duke Energy Corp.....................................    31,315      2,748,831
      Edison International.................................    13,093        745,908
      Entergy Corp.........................................     7,969        710,755
      Evergy, Inc..........................................    12,705        728,251
      Eversource Energy....................................    13,487        936,133
      Exelon Corp..........................................    43,318      2,068,868
#     FirstEnergy Corp.....................................    22,841        895,367
      IDACORP, Inc.........................................     1,477        144,007
      MDU Resources Group, Inc.............................    23,859        613,415
#     National Fuel Gas Co.................................     3,665        210,004
      NextEra Energy, Inc..................................    21,022      3,762,518
      NiSource, Inc........................................    16,881        460,514
      NRG Energy, Inc......................................    12,714        520,130
      OGE Energy Corp......................................    14,062        575,839
*     PG&E Corp............................................    19,430        252,590
      Pinnacle West Capital Corp...........................     5,033        443,508
      PPL Corp.............................................    29,654        928,763
      Public Service Enterprise Group, Inc.................    21,693      1,183,353
      Sempra Energy........................................    11,575      1,354,043
      Southern Co. (The)...................................    45,164      2,194,970
      UGI Corp.............................................     8,882        506,540
      Vectren Corp.........................................     3,815        276,130
*     Vistra Energy Corp...................................    41,994      1,054,469
      WEC Energy Group, Inc................................    12,887        941,138
      Xcel Energy, Inc.....................................    21,688      1,135,584
                                                                      --------------
TOTAL UTILITIES............................................               36,636,501
                                                                      --------------
TOTAL COMMON STOCKS........................................            1,476,234,750
                                                                      --------------
SECURITIES LENDING COLLATERAL -- (2.3%)
@(S)  DFA Short Term Investment Fund....................... 2,992,090     34,621,468
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,205,908,431)^^..............................              $1,510,856,218
                                                                      ==============

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------------
                                       LEVEL 1         LEVEL 2   LEVEL 3     TOTAL
                                    --------------   ----------- ------- --------------
Common Stocks
   Communication Services.......... $  141,815,883            --   --    $  141,815,883
   Consumer Discretionary..........    174,528,115            --   --       174,528,115
   Consumer Staples................     99,797,994            --   --        99,797,994
   Energy..........................     84,416,208            --   --        84,416,208
   Financials......................    202,876,261            --   --       202,876,261
   Health Care.....................    205,225,576            --   --       205,225,576
   Industrials.....................    177,713,227            --   --       177,713,227
   Information Technology..........    293,347,947            --   --       293,347,947
   Materials.......................     56,567,495            --   --        56,567,495
   Real Estate.....................      3,309,543            --   --         3,309,543
   Utilities.......................     36,636,501            --   --        36,636,501
Securities Lending Collateral......             --   $34,621,468   --        34,621,468
                                    --------------   -----------   --    --------------
TOTAL.............................. $1,476,234,750   $34,621,468   --    $1,510,856,218
                                    ==============   ===========   ==    ==============

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
BONDS -- (83.2%)
AUSTRALIA -- (4.4%)
Commonwealth Bank of Australia
    2.300%, 09/06/19.....................................      5,100  $  5,086,164
    5.000%, 10/15/19.....................................     10,000    10,152,370
W   2.250%, 03/10/20.....................................      5,000     4,964,658
    2.300%, 03/12/20.....................................      5,000     4,969,866
    5.000%, 03/19/20.....................................      5,000     5,112,487
    2.400%, 11/02/20.....................................      2,246     2,222,237
Macquarie Group, Ltd.
W   6.250%, 01/14/21.....................................      4,842     5,084,375
National Australia Bank, Ltd.
W   2.400%, 12/09/19.....................................      9,500     9,464,595
    2.125%, 05/22/20.....................................        745       738,033
    2.625%, 07/23/20.....................................      4,052     4,032,834
Westpac Banking Corp.
    2.150%, 03/06/20.....................................      5,000     4,961,989
    2.300%, 05/26/20.....................................     17,774    17,635,131
    2.100%, 05/13/21.....................................      1,000       979,162
                                                                      ------------
TOTAL AUSTRALIA..........................................               75,403,901
                                                                      ------------
AUSTRIA -- (0.1%)
Oesterreichische Kontrollbank AG
    1.875%, 01/20/21.....................................      1,500     1,479,624
                                                                      ------------
BELGIUM -- (0.6%)
Anheuser-Busch InBev Finance, Inc.
    2.650%, 02/01/21.....................................      4,884     4,863,942
Dexia Credit Local SA
    1.875%, 01/29/20.....................................      5,000     4,956,553
                                                                      ------------
TOTAL BELGIUM............................................                9,820,495
                                                                      ------------
CANADA -- (15.3%)
Canada Housing Trust No 1
W   1.450%, 06/15/20..................................... CAD 52,000    39,367,160
CPPIB Capital, Inc.
    1.400%, 06/04/20..................................... CAD  6,000     4,533,917
Nutrien, Ltd.
    6.500%, 05/15/19.....................................      1,446     1,459,495
Province of Alberta Canada
    1.900%, 12/06/19.....................................      5,000     4,965,672
    1.250%, 06/01/20..................................... CAD 39,000    29,418,220
Province of British Columbia Canada
    3.700%, 12/18/20..................................... CAD 30,000    23,564,367
Province of Manitoba Canada
    2.050%, 11/30/20.....................................     15,000    14,820,074
Province of Ontario Canada
    4.200%, 06/02/20..................................... CAD 50,000    39,179,954
    4.000%, 06/02/21..................................... CAD  7,000     5,565,318
Province of Quebec Canada
    4.500%, 12/01/20..................................... CAD 55,000    43,763,918
Royal Bank of Canada
    2.980%, 05/07/19..................................... CAD  7,000     5,339,275
    2.150%, 03/06/20.....................................      5,708     5,664,387
    2.350%, 10/30/20.....................................      5,913     5,857,183
Toronto-Dominion Bank (The)
    2.563%, 06/24/20..................................... CAD 39,000    29,777,663
    2.500%, 12/14/20.....................................      1,000       993,734
    3.250%, 06/11/21.....................................     10,000    10,068,269
                                                                      ------------
TOTAL CANADA.............................................              264,338,606
                                                                      ------------
DENMARK -- (0.3%)
Danske Bank A.S.
W   2.800%, 03/10/21.....................................      5,400     5,258,234
                                                                      ------------
FINLAND -- (0.3%)
Municipality Finance P.L.C.
    1.250%, 04/18/19.....................................      5,000     4,985,710
    1.750%, 05/21/19.....................................      1,150     1,146,987
                                                                      ------------
TOTAL FINLAND............................................                6,132,697
                                                                      ------------
FRANCE -- (4.2%)
BNP Paribas SA
#   2.375%, 05/21/20.....................................      2,720     2,701,279
BPCE SA
#   2.650%, 02/03/21.....................................        330       325,435
Credit Agricole SA
W   2.750%, 06/10/20.....................................      5,000     4,969,650
Dexia Credit Local SA
    0.200%, 03/16/21..................................... EUR 16,250    18,727,672
Electricite de France SA
W   2.350%, 10/13/20.....................................      5,000     4,946,581
Orange SA
    1.625%, 11/03/19.....................................      2,000     1,979,905
Sanofi
    4.000%, 03/29/21.....................................     17,450    17,821,628
    0.875%, 09/22/21..................................... EUR  5,000     5,846,889
Societe Generale SA
    2.625%, 09/16/20.....................................      2,000     1,987,814
Total Capital International SA
    2.100%, 06/19/19.....................................     13,208    13,162,648
                                                                      ------------
TOTAL FRANCE.............................................               72,469,501
                                                                      ------------
GERMANY -- (2.6%)
Daimler Finance North America LLC
W   2.700%, 08/03/20.....................................      3,060     3,040,737
Deutsche Bank AG
    2.950%, 08/20/20.....................................      7,018     6,861,146
    3.125%, 01/13/21.....................................      3,889     3,793,025

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
GERMANY -- (Continued)
Deutsche Telekom International Finance BV
W   1.500%, 09/19/19.....................................       3,000 $ 2,971,789
Erste Abwicklungsanstalt
    1.375%, 10/30/19.....................................      25,000  24,746,800
State of North Rhine-Westphalia Germany
    1.625%, 01/22/20.....................................       3,650   3,612,109
                                                                      -----------
TOTAL GERMANY............................................              45,025,606
                                                                      -----------
IRELAND -- (0.3%)
Iberdrola Finance Ireland DAC
W   5.000%, 09/11/19.....................................       2,000   2,019,706
Perrigo Finance Un, Ltd. Co.
    3.500%, 03/15/21.....................................       2,500   2,456,457
                                                                      -----------
TOTAL IRELAND............................................               4,476,163
                                                                      -----------
JAPAN -- (0.7%)
Mitsubishi UFJ Financial Group, Inc.
    2.950%, 03/01/21.....................................         882     877,906
Mizuho Financial Group, Inc.
    2.632%, 04/12/21.....................................       2,000   1,972,541
MUFG Bank, Ltd.
    2.350%, 09/08/19.....................................         850     847,813
Nomura Holdings, Inc.
    2.750%, 03/19/19.....................................       1,034   1,033,681
Sumitomo Mitsui Banking Corp.
    2.650%, 07/23/20.....................................       2,250   2,236,506
Toyota Motor Credit Corp.
    1.400%, 05/20/19.....................................       5,168   5,148,479
                                                                      -----------
TOTAL JAPAN..............................................              12,116,926
                                                                      -----------
LUXEMBOURG -- (0.6%)
Allergan Funding SCS
    3.000%, 03/12/20.....................................       5,000   4,995,861
Allergan, Inc.
    3.375%, 09/15/20.....................................       1,570   1,571,310
Nestle Finance International, Ltd.
    2.125%, 09/10/21..................................... EUR   2,875   3,480,957
                                                                      -----------
TOTAL LUXEMBOURG.........................................              10,048,128
                                                                      -----------
NETHERLANDS -- (4.0%)
Bank Nederlandse Gemeenten NV
W   1.750%, 10/05/20.....................................      24,800  24,428,347
BNG Bank NV
    2.500%, 02/28/20.....................................       1,800   1,796,582
ING Bank NV
W   2.500%, 10/01/19.....................................       3,000   2,990,939
LyondellBasell Industries NV
    5.000%, 04/15/19                                            1,022   1,022,194
    6.000%, 11/15/21.....................................       5,000   5,310,188
Mondelez International, Inc.
    1.625%, 10/28/19.....................................       2,000   1,979,533
Mylan N.V.
    3.150%, 06/15/21.....................................       1,214   1,192,698
Nederlandse Waterschapsbank NV
    1.625%, 03/04/20.....................................       4,362   4,314,001
Shell International Finance BV
    4.300%, 09/22/19.....................................      12,204  12,326,575
    1.875%, 05/10/21.....................................      15,000  14,734,132
                                                                      -----------
TOTAL NETHERLANDS........................................              70,095,189
                                                                      -----------
NORWAY -- (2.0%)
Equinor ASA
    2.900%, 11/08/20.....................................       5,192   5,208,031
Kommunalbanken A.S.
    1.750%, 05/28/19.....................................       5,000   4,986,000
    1.625%, 01/15/20.....................................       5,450   5,396,971
Norway Government Bond
W   3.750%, 05/25/21..................................... NOK 150,000  18,813,071
                                                                      -----------
TOTAL NORWAY.............................................              34,404,073
                                                                      -----------
SPAIN -- (1.1%)
Santander UK Group Holdings P.L.C.
    2.875%, 10/16/20.....................................       9,000   8,918,307
Telefonica Emisiones SAU
    5.134%, 04/27/20.....................................       2,200   2,249,054
    5.462%, 02/16/21.....................................       8,000   8,354,030
                                                                      -----------
TOTAL SPAIN..............................................              19,521,391
                                                                      -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.3%)
Council Of Europe Development Bank
    1.750%, 11/14/19.....................................       7,000   6,951,963
European Investment Bank
    1.125%, 02/18/20..................................... CAD  20,020  15,110,038
                                                                      -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............              22,062,001
                                                                      -----------
SWEDEN -- (4.6%)
Kommuninvest I Sverige AB
    1.000%, 09/15/21..................................... SEK 400,000  45,156,520
Svensk Exportkredit AB
    1.875%, 06/17/19.....................................      17,000  16,953,726
Svenska Handelsbanken AB
    2.250%, 06/17/19.....................................       5,000   4,991,394
W   5.125%, 03/30/20.....................................       6,708   6,879,457
Sweden Government Bond
    5.000%, 12/01/20..................................... SEK  50,000   6,076,158
                                                                      -----------
TOTAL SWEDEN.............................................              80,057,255
                                                                      -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
SWITZERLAND -- (0.5%)
Credit Suisse AG
    3.000%, 10/29/21.....................................  1,500  $ 1,497,643
UBS AG Stamford CT
    2.375%, 08/14/19.....................................    720      718,811
    2.350%, 03/26/20.....................................  6,000    5,971,399
                                                                  -----------
TOTAL SWITZERLAND........................................           8,187,853
                                                                  -----------
UNITED KINGDOM -- (1.3%)
Aon P.L.C.
    2.800%, 03/15/21.....................................  3,380    3,346,274
Barclays P.L.C.
    2.875%, 06/08/20.....................................  5,000    4,942,950
    3.250%, 01/12/21.....................................  1,085    1,073,326
HSBC USA, Inc.
    2.750%, 08/07/20..................................... 10,000    9,959,431
Lloyds Banking Group P.L.C.
    3.100%, 07/06/21.....................................  1,000      987,786
Santander UK Group Holdings P.L.C.
    3.125%, 01/08/21.....................................  1,808    1,792,567
                                                                  -----------
TOTAL UNITED KINGDOM.....................................          22,102,334
                                                                  -----------
UNITED STATES -- (39.0%)
21st Century Fox America, Inc.
    4.500%, 02/15/21.....................................  3,624    3,714,443
3M Co.
#   1.625%, 06/15/19.....................................  3,200    3,186,527
AbbVie, Inc.
    2.500%, 05/14/20..................................... 11,317   11,249,527
American Express Credit Corp.
    2.375%, 05/26/20.....................................  6,210    6,174,668
    2.600%, 09/14/20.....................................  1,600    1,593,801
American Honda Finance Corp.
    2.250%, 08/15/19.....................................    610      608,254
American International Group, Inc.
    2.300%, 07/16/19.....................................  1,500    1,496,417
    3.375%, 08/15/20.....................................  3,470    3,487,221
    6.400%, 12/15/20.....................................  7,000    7,426,362
Amgen, Inc.
    2.200%, 05/11/20.....................................  9,990    9,900,809
Anthem, Inc.
    4.350%, 08/15/20.....................................  1,128    1,148,523
    2.500%, 11/21/20..................................... 11,465   11,350,254
Aon Corp.
    5.000%, 09/30/20.....................................  1,000    1,027,618
Apple, Inc.
#   1.900%, 02/07/20..................................... 31,000   30,813,688
    2.000%, 05/06/20.....................................  4,522    4,492,227
AT&T, Inc.
    5.200%, 03/15/20.....................................  6,000    6,144,012
    Autodesk, Inc.
    3.125%, 06/15/20.....................................  1,355    1,350,756
AutoZone, Inc.
    2.500%, 04/15/21.....................................  2,045    1,996,988
Bank of America Corp.
    2.625%, 10/19/20.....................................  1,670    1,663,647
Bayer U.S. Finance LLC
    2.375%, 10/08/19.....................................  1,500    1,489,601
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.....................................  2,800    2,788,878
Best Buy Co., Inc.
    5.500%, 03/15/21.....................................  6,000    6,237,510
BMW US Capital LLC
W   2.000%, 04/11/21.....................................  3,000    2,922,554
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.....................................    250      253,024
CA, Inc.
    5.375%, 12/01/19.....................................  5,245    5,317,628
Campbell Soup Co.
    4.250%, 04/15/21.....................................  8,000    8,122,161
Capital One Bank USA NA
    2.300%, 06/05/19.....................................  1,242    1,239,805
Capital One NA
    2.400%, 09/05/19.....................................  6,536    6,517,246
Cardinal Health, Inc.
    4.625%, 12/15/20.....................................  5,150    5,287,605
CBS Corp.
    2.300%, 08/15/19.....................................  1,500    1,494,766
Celgene Corp.
    2.875%, 02/19/21..................................... 10,000    9,953,429
Chevron Corp.
    2.193%, 11/15/19..................................... 15,000   14,951,324
    1.961%, 03/03/20.....................................  8,000    7,944,845
    2.427%, 06/24/20.....................................  3,650    3,645,397
Cisco Systems, Inc.
    2.125%, 03/01/19..................................... 10,000    9,997,403
    1.400%, 09/20/19..................................... 12,330   12,238,531
Citigroup, Inc.
#   2.650%, 10/26/20.....................................  2,575    2,557,123
    2.700%, 03/30/21.....................................  4,790    4,757,525
Citizens Bank NA
    2.550%, 05/13/21.....................................  8,000    7,888,072
Comerica, Inc.
    2.125%, 05/23/19.....................................  4,000    3,992,374
Daimler Finance North America LLC
W   2.250%, 03/02/20.....................................  2,925    2,898,574
Discovery Communications LLC
    2.750%, 11/15/19.....................................  1,500    1,492,018
Dominion Energy Gas Holdings LLC
    2.800%, 11/15/20.....................................  2,000    1,991,603
Dow Chemical Co. (The)
    4.250%, 11/15/20.....................................  9,625    9,809,799
Eastman Chemical Co.
    2.700%, 01/15/20.....................................  1,207    1,203,130

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
UNITED STATES -- (Continued)
EMD Finance LLC
W   2.400%, 03/19/20.....................................  1,150  $ 1,139,016
Enterprise Products Operating LLC
    5.200%, 09/01/20.....................................  3,839    3,964,584
Eversource Energy
#   2.500%, 03/15/21.....................................  4,556    4,477,723
Exelon Corp.
    2.850%, 06/15/20.....................................  1,205    1,198,211
Exelon Generation Co. LLC
    4.000%, 10/01/20.....................................  4,282    4,324,209
Exxon Mobil Corp.
    1.912%, 03/06/20.....................................  3,950    3,920,890
    2.222%, 03/01/21.....................................  3,000    2,975,916
Fidelity National Information Services, Inc.
    3.625%, 10/15/20.....................................  1,214    1,221,983
    2.250%, 08/15/21.....................................  4,325    4,205,585
Fifth Third Bancorp
    2.875%, 07/27/20.....................................  4,000    3,995,066
Ford Motor Credit Co. LLC
    3.200%, 01/15/21.....................................  4,000    3,910,905
General Electric Co.
    4.375%, 09/16/20.....................................  7,000    7,052,719
General Mills, Inc.
    2.200%, 10/21/19.....................................  3,500    3,481,635
General Motors Financial Co., Inc.
    3.150%, 01/15/20.....................................  7,000    7,002,345
    4.200%, 03/01/21.....................................    500      503,991
Goldman Sachs Group, Inc. (The)
    2.300%, 12/13/19.....................................    600      597,010
    2.600%, 04/23/20.....................................  2,075    2,064,102
    6.000%, 06/15/20.....................................  8,000    8,314,204
Harley-Davidson Financial Services, Inc.
W   2.150%, 02/26/20.....................................    585      577,382
    2.400%, 06/15/20.....................................  2,600    2,551,999
W   2.850%, 01/15/21.....................................  6,000    5,897,226
Harris Corp.
    2.700%, 04/27/20.....................................  1,205    1,195,172
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20..................................... 12,000   12,074,589
Huntington National Bank
    2.875%, 08/20/20.....................................  2,000    1,994,968
Integrys Holding, Inc.
    4.170%, 11/01/20.....................................  4,060    4,094,696
Intercontinental Exchange, Inc.
    2.750%, 12/01/20.....................................  3,519    3,508,760
International Business Machines Corp.
#   2.250%, 02/19/21.....................................  3,615    3,561,421
John Deere Capital Corp.
    2.800%, 03/04/21.....................................  1,000    1,001,892
JPMorgan Chase & Co.
    2.750%, 06/23/20.....................................  7,900    7,879,394
    4.350%, 08/15/21.....................................    750      772,909
Keurig Dr Pepper, Inc.
    3.200%, 11/15/21.....................................    630      625,749
KeyBank NA
    2.350%, 03/08/19.....................................  3,000    2,999,880
KeyCorp
    2.900%, 09/15/20.....................................  3,128    3,118,655
Kraft Heinz Foods Co.
    2.800%, 07/02/20..................................... 14,365   14,318,486
Kroger Co. (The)
    1.500%, 09/30/19.....................................  1,565    1,550,481
    2.950%, 11/01/21.....................................  2,334    2,315,984
Lam Research Corp.
    2.750%, 03/15/20.....................................  1,098    1,094,878
LG&E & KU Energy LLC
#   3.750%, 11/15/20.....................................  1,244    1,250,887
Liberty Mutual Group, Inc.
    5.000%, 06/01/21.....................................    980    1,012,282
Marriott International, Inc.
    2.875%, 03/01/21.....................................  1,000      988,566
Marsh & McLennan Cos. Inc.
    4.800%, 07/15/21.....................................  1,526    1,568,620
McKesson Corp.
    2.284%, 03/15/19.....................................  3,995    3,993,413
Medtronic, Inc.
    2.500%, 03/15/20.....................................  4,750    4,739,849
Merck & Co., Inc.
    1.850%, 02/10/20..................................... 22,500   22,326,174
Microsoft Corp.
    1.100%, 08/08/19.....................................  4,930    4,892,862
    1.850%, 02/12/20.....................................  7,000    6,944,731
Molson Coors Brewing Co.
    2.250%, 03/15/20..................................... 12,857   12,719,773
Nasdaq, Inc.
    5.550%, 01/15/20.....................................  1,850    1,893,308
NetApp, Inc.
    3.375%, 06/15/21.....................................  4,880    4,883,944
NextEra Energy Capital Holdings, Inc.
    2.700%, 09/15/19.....................................  1,500    1,495,469
Novartis Capital Corp.
    4.400%, 04/24/20.....................................  5,000    5,099,763
Occidental Petroleum Corp.
    4.100%, 02/01/21.....................................    650      665,877
Omnicom Group, Inc. / Omnicom Capital, Inc.
    4.450%, 08/15/20.....................................  2,190    2,231,866
Oracle Corp.
    2.250%, 10/08/19..................................... 27,680   27,621,941
Pfizer, Inc.
#   2.100%, 05/15/19..................................... 16,217   16,197,819
Philip Morris International, Inc.
    2.000%, 02/21/20.....................................  1,250    1,239,277
    2.900%, 11/15/21.....................................  5,159    5,095,008
PNC Bank NA
    2.300%, 06/01/20.....................................  2,400    2,380,921

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^     VALUE+
                                                          ------- --------------
                                                           (000)
UNITED STATES -- (Continued)
    2.600%, 07/21/20.....................................   4,116 $    4,101,159
Progressive Corp. (The)
    3.750%, 08/23/21.....................................   1,576      1,590,511
Regions Financial Corp.
    3.200%, 02/08/21.....................................   4,400      4,399,143
Republic Services, Inc.
    5.500%, 09/15/19.....................................   1,167      1,184,502
Roper Technologies, Inc.
    3.000%, 12/15/20.....................................   5,070      5,055,527
Santander Holdings USA, Inc.
    2.650%, 04/17/20.....................................   4,992      4,956,285
Sempra Energy
    2.850%, 11/15/20.....................................   6,000      5,927,826
Solvay Finance America LLC
W   3.400%, 12/03/20.....................................  12,000     11,995,859
Southern Power Co.
    2.375%, 06/01/20.....................................   1,645      1,630,921
Southwest Airlines Co.
    2.750%, 11/06/19.....................................   5,480      5,476,295
State Street Corp.
    2.550%, 08/18/20.....................................   3,366      3,352,389
Stryker Corp.
    2.000%, 03/08/19.....................................     974        973,562
SunTrust Banks, Inc.
    2.500%, 05/01/19.....................................   1,735      1,734,098
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.....................................   1,000      1,022,992
Thermo Fisher Scientific, Inc.
    4.500%, 03/01/21.....................................  12,082     12,414,250
Toyota Motor Credit Corp.
    2.125%, 07/18/19.....................................   1,080      1,077,557
    1.550%, 10/18/19.....................................  10,000      9,919,854
    2.150%, 03/12/20.....................................  18,550     18,428,668
UnitedHealth Group, Inc.
#   1.625%, 03/15/19.....................................   1,000        998,415
    2.125%, 03/15/21.....................................   7,305      7,207,962
Verizon Communications, Inc.
#   2.625%, 02/21/20.....................................   1,288      1,287,140
    4.600%, 04/01/21.....................................   2,500      2,586,298
Volkswagen Group of America Finance LLC
W   2.125%, 05/23/19.....................................  10,000      9,969,804
    2.400%, 05/22/20.....................................   2,000      1,977,524
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.....................................     470        469,457
Walmart, Inc.
    2.850%, 06/23/20.....................................  22,556     22,663,821
Walt Disney Co. (The)
    2.150%, 09/17/20.....................................   2,500      2,476,849
Warner Media LLC
    4.700%, 01/15/21.....................................   9,000      9,267,311
Wells Fargo & Co.
    2.550%, 12/07/20.....................................   1,450      1,439,158
    4.600%, 04/01/21.....................................   5,000      5,159,900
Xcel Energy, Inc.
#   2.400%, 03/15/21.....................................   2,622      2,582,718
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.....................................   1,021      1,016,421
                                                                  --------------
TOTAL UNITED STATES......................................            674,888,808
                                                                  --------------
TOTAL BONDS..............................................          1,437,888,785
                                                                  --------------
U.S. TREASURY OBLIGATIONS -- (16.6%)
U.S. Treasury Notes
    1.250%, 10/31/19.....................................  37,000     36,643,008
    1.000%, 11/30/19.....................................  35,000     34,555,664
    1.375%, 12/15/19.....................................  18,000     17,816,485
    1.875%, 12/31/19.....................................  70,180     69,744,017
    1.625%, 07/31/20..................................... 130,000    128,319,140
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS..........................            287,078,314
                                                                  --------------
TOTAL INVESTMENT SECURITIES..............................          1,724,967,099
                                                                  --------------

                                                          SHARES
                                                          -------
SECURITIES LENDING COLLATERAL -- (0.2%)
  @(S) DFA Short Term Investment Fund.................... 323,888      3,747,708
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,735,652,202)^^................................         $1,728,714,807
                                                                  ==============

As of January 31, 2019, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                     UNREALIZED
                                                                      FOREIGN
                                                                      EXCHANGE
                                                        SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD    COUNTERPARTY       DATE    (DEPRECIATION)
-------------------   ---------------- ---------------- ---------- --------------
USD    51,966,397     SEK  466,264,446 Barclay Capital   02/05/19    $ 432,025
                                                                     ---------
TOTAL APPRECIATION                                                   $ 432,025
USD    19,200,787     NOK  163,430,182 Barclay Capital   02/12/19    $(184,301)

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                                           UNREALIZED
                                                                            FOREIGN
                                                                            EXCHANGE
                                                              SETTLEMENT  APPRECIATION
CURRENCY PURCHASED          CURRENCY SOLD      COUNTERPARTY      DATE    (DEPRECIATION)
----------------------     ------------------ --------------- ---------- --------------
USD       119,469,711      CAD    158,413,324 Citibank, N.A.   02/15/19    $(1,131,512)
USD       114,929,417      CAD    152,873,111 JP Morgan        04/18/19     (1,627,538)
USD        28,266,185      EUR     24,578,552 Citibank, N.A.   04/26/19        (63,690)
                                                                          ------------
TOTAL (DEPRECIATION)                                                       $(3,007,041)
                                                                          ------------
TOTAL APPRECIATION (DEPRECIATION)                                          $(2,575,016)
                                                                          ============

As of January 31, 2019, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

                                                                                 UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL      MARKET      APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE        VALUE      (DEPRECIATION)
-----------                    --------- ---------- -----------  ------------  --------------
LONG POSITION CONTRACTS:
Brent Crude Futures...........    85      03/29/19  $ 5,150,145  $  5,179,050    $   28,905
Coffee 'C' Futures............    43      03/19/19    1,661,128     1,707,638        46,509
Copper Futures................    74      03/27/19    4,972,630     5,151,325       178,695
Corn Futures..................   204      03/14/19    3,863,073     3,840,300       (22,773)
Cotton No. 2 Futures..........    26      03/07/19      953,991       967,200        13,209
Gasoline Rbob Futures.........    27      02/28/19    1,536,238     1,562,198        25,960
Gold 100 Oz. Futures..........    63      04/26/19    8,221,136     8,348,760       127,624
Kc Hrw Wheat Futures..........    34      03/14/19      856,547       848,300        (8,247)
Lean Hogs Futures.............    50      04/12/19    1,273,819     1,204,500       (69,319)
Live Cattle Futures...........    55      04/30/19    2,796,068     2,778,600       (17,468)
LME Nickel Futures............    68      03/20/19    4,558,018     5,078,172       520,154
LME Prime Aluminium Futures...   155      03/20/19    7,376,129     7,407,063        30,934
LME Zinc Futures..............    75      03/20/19    4,846,235     5,134,688       288,453
Natural Gas Futures...........   192      02/26/19    5,776,107     5,402,880      (373,227)
Ny Harb Ulsd Futures..........    19      02/28/19    1,436,959     1,498,165        61,206
Silver Futures................    33      03/27/19    2,578,578     2,651,880        73,302
Soybean Futures...............    86      03/14/19    3,925,207     3,935,575        10,368
Soybean Meal Futures..........    71      03/14/19    2,213,493     2,201,000       (12,493)
Soybean Oil Futures...........   120      03/14/19    2,132,654     2,172,240        39,586
Sugar #11 Futures.............   147      02/28/19    2,094,128     2,095,867         1,739
Wheat Futures (cbt)...........    81      03/14/19    2,094,540     2,091,825        (2,714)
Wti Crude Futures.............   104      02/20/19    5,340,133     5,594,160       254,027
                                                    -----------  ------------    ----------
TOTAL.........................                      $75,656,956  $ 76,851,386    $1,194,430
SHORT POSITION CONTRACTS:
LME Nickel Futures............   (41)     03/20/19   (2,663,668)   (3,061,839)     (398,171)
LME Prime Aluminium Futures...   (93)     03/20/19   (4,386,844)   (4,444,238)      (57,394)
LME Zinc Futures..............   (41)     03/20/19   (2,551,530)   (2,806,963)     (255,433)
                                                    -----------  ------------    ----------
TOTAL.........................                      $(9,602,042) $(10,313,040)   $ (710,998)
                                                    -----------  ------------    ----------
TOTAL FUTURES CONTRACTS.......                      $66,054,914  $ 66,538,346    $  483,432
                                                    ===========  ============    ==========

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


As of January 31, 2019, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

                                                 PAYMENTS
                                                 RECEIVED                UPFRONT  UPFRONT                UNREALIZED
  REFERENCE                      NOTIONAL        (PAID) BY    EXPIRATION PREMIUMS PREMIUMS   MARKET     APPRECIATION
    ENTITY      COUNTERPARTY      AMOUNT         THE FUND        DATE      PAID   RECEIVED   VALUE     (DEPRECIATION)
--------------- ------------  ---------------- -------------- ---------- -------- -------- ----------  --------------
BofA Merrill    Merrill                        3 Month USD
  Lynch Total     Lynch                        UST 13-Week
  Return Index    Capital                      Bill High
  (1)             Services,                    Discount Rate
                  Inc.        USD  180,042,280 plus 0.19%      03/29/19     --       --       (34,960)      (34,960)
BofA Merrill
  Lynch         Merrill                        3 Month USD
  Commodity       Lynch                        UST 13-Week
  MLBXPPDM        Capital                      Bill High
  Total Return    Services,                    Discount Rate
  Index (2)       Inc.        USD  223,714,403 plus 0.14%      03/29/19     --       --       (21,365)      (21,365)
Citi Custom                                    3 Month USD
  CIVICS H                                     UST 13-Week
  Total Return                                 Bill High
  Index (3)     Citibank,                      Discount Rate
                  N.A.        USD  178,701,981 plus 0.14%      03/29/19     --       --       (17,286)      (17,286)
Citi Custom                                    3 Month USD
  CIVICS H                                     UST 13-Week
  Total Return                                 Bill High
  Index (4)     Citibank,                      Discount Rate
                  N.A.        USD  218,038,620 plus 0.19%      03/29/19     --       --       (42,563)      (42,563)
Credit Suisse                                  3 Month USD
  Custom 141                                   UST 13-Week
  Total Return                                 Bill High
  Index (5)     Credit                         Discount Rate
                  Suisse      USD  245,551,738 plus 0.18%      02/28/19     --       --        39,119        39,119
Credit Suisse                                  3 Month USD
  Custom 141                                   UST 13-Week
  Total Return                                 Bill High
  Index (6)     Credit                         Discount Rate
                  Suisse      USD   70,000,000 plus 0.18%      02/28/19     --       --       177,429       177,429
Credit Suisse                                  3 Month USD
  Custom 57                                    UST 13-Week
  Total Return                                 Bill High
  Index (7)     Credit                         Discount Rate
                  Suisse      USD  208,114,405 plus 0.14%      02/28/19     --       --        49,322        49,322
UBS UBSIB190                                   3 Month USD
  Custom                                       UST 13-Week
  Strategy (8)                                 Bill High
                                               Discount Rate
                UBS AG        USD  403,744,590 plus 0.14%      04/29/19     --       --     1,038,167     1,038,167
                                                                            --       --    ----------    ----------
TOTAL                                                                       --       --    $1,187,863    $1,187,863
                                                                            ==       ==    ==========    ==========

(1) The following table represents the individual positions within the Total Return Swap as of January 31, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT               % OF INDEX NOTIONAL AMOUNT
----------------               ---------- ---------------
CBOT Corn Futures                5.56%      10,011,897
CBOT Soybean Futures             4.58%       8,246,440
CBOT Soybean Meal Futures        2.54%       4,579,186
CBOT Soybean Oil Futures         2.52%       4,540,421
CBOT Wheat Futures               2.40%       4,321,769
CME Lean Hogs Futures            2.17%       3,898,524
CME Live Cattle Futures          4.79%       8,625,943
COMEX Copper Futures             7.40%      13,327,428

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


FUTURES CONTRACT               % OF INDEX NOTIONAL AMOUNT
----------------               ---------- ---------------
COMEX Gold 100 Troy Oz.
  Futures                       12.06%       21,719,402
COMEX Silver Futures             3.80%        6,848,487
ICE Brent Crude Oil Futures      8.96%       16,128,419
ICE Gasoil Futures               3.23%        5,810,592
KCBT Hard Red Winter Wheat
  Futures                        0.99%        1,779,346
LME Nickel Futures               2.90%        5,225,875
LME Primary Aluminum Futures     3.44%        6,185,217
LME Zinc Futures                 4.02%        7,235,278
NYBOT CSC 'C' Coffee Futures     1.96%        3,527,551
NYBOT CSC No. 11 World Sugar
  Futures                        2.42%        4,361,215
NYBOT CTN No. 2 Cotton Futures   1.11%        1,997,532
NYMEX Henry Hub Natural Gas
  Futures                        9.80%       17,643,336
NYMEX Light Sweet Crude Oil
  Futures                        8.02%       14,438,981
NYMEX NY Harbor ULSD Futures     2.64%        4,748,617
NYMEX Reformulated Gasoline
  Blend Futures                  2.69%        4,840,824
                                            -----------
TOTAL NOTIONAL AMOUNT.........              180,042,280
                                            ===========

(2) The following table represents the individual positions within the Total Return Swap as of January 31, 2019:

REFERENCED COMMODITY -- LONG POSITION


FUTURES CONTRACT               % OF INDEX NOTIONAL AMOUNT
----------------               ---------- ---------------
CBOT Corn Futures                5.72%       12,785,918
CBOT Soybean Futures             5.83%       13,042,522
CBOT Soybean Meal Futures        3.23%        7,224,466
CBOT Soybean Oil Futures         3.19%        7,144,482
CBOT Wheat Futures               3.05%        6,826,968
CME Lean Hogs Futures            1.73%        3,873,641
CME Live Cattle Futures          4.04%        9,029,353
COMEX Copper Futures             7.46%       16,692,675
COMEX Gold 100 Troy Oz.
  Futures                       12.10%       27,080,517
COMEX Silver Futures             3.84%        8,588,669
ICE Brent Crude Oil Futures      7.51%       16,800,926
ICE Gasoil Futures               2.70%        6,036,102
KCBT Hard Red Winter Wheat
  Futures                        1.26%        2,817,474
LME Nickel Futures               2.93%        6,545,419
LME Primary Aluminum Futures     4.31%        9,648,074
LME Zinc Futures                 3.35%        7,483,270
NYBOT CSC 'C' Coffee Futures     2.53%        5,660,009
NYBOT CSC No. 11 World Sugar
  Futures                        3.07%        6,863,776
NYBOT CTN No. 2 Cotton Futures   1.42%        3,178,376
NYMEX Henry Hub Natural Gas
  Futures                        7.74%       17,316,273
NYMEX Light Sweet Crude Oil
  Futures                        8.19%       18,342,177
NYMEX NY Harbor ULSD Futures     2.19%        4,899,850
NYMEX Reformulated Gasoline
  Blend Futures                  2.61%        5,833,466
                                            -----------
TOTAL NOTIONAL AMOUNT.........              223,714,403
                                            ===========

(3) The following table represents the individual positions within the Total Return Swap as of January 31, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT               % OF INDEX NOTIONAL AMOUNT
----------------               ---------- ---------------
CBOT Corn Futures                5.72%      10,213,329
CBOT Soybean Futures             5.83%      10,418,304
CBOT Soybean Meal Futures        3.23%       5,770,869
CBOT Soybean Oil Futures         3.19%       5,706,977
CBOT Wheat Futures               3.05%       5,453,349
CME Lean Hogs Futures            1.73%       3,094,246
CME Live Cattle Futures          4.04%       7,212,603
COMEX Copper Futures             7.46%      13,334,028
COMEX Gold 100 Troy Oz.
  Futures                       12.10%      21,631,786
COMEX Silver Futures             3.84%       6,860,588
ICE Brent Crude Oil Futures      7.51%      13,420,497
ICE Gasoil Futures               2.70%       4,821,609

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


FUTURES CONTRACT               % OF INDEX NOTIONAL AMOUNT
----------------               ---------- ---------------
KCBT Hard Red Winter Wheat
  Futures                        1.26%        2,250,584
LME Nickel Futures               2.93%        5,228,449
LME Primary Aluminum Futures     4.31%        7,706,835
LME Zinc Futures                 3.35%        5,977,600
NYBOT CSC 'C' Coffee Futures     2.53%        4,521,188
NYBOT CSC No. 11 World Sugar
  Futures                        3.07%        5,482,751
NYBOT CTN No. 2 Cotton Futures   1.42%        2,538,872
NYMEX Henry Hub Natural Gas
  Futures                        7.74%       13,832,155
NYMEX Light Sweet Crude Oil
  Futures                        8.19%       14,651,641
NYMEX NY Harbor ULSD Futures     2.19%        3,913,976
NYMEX Reformulated Gasoline
  Blend Futures                  2.61%        4,659,745
                                            -----------
TOTAL NOTIONAL AMOUNT.........              178,701,981
                                            ===========

(4) The following table represents the individual positions within the Total Return Swap as of January 31, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT               % OF INDEX NOTIONAL AMOUNT
----------------               ---------- ---------------
CBOT Corn Futures                5.56%       12,124,820
CBOT Soybean Futures             4.58%        9,986,778
CBOT Soybean Meal Futures        2.54%        5,545,583
CBOT Soybean Oil Futures         2.52%        5,498,638
CBOT Wheat Futures               2.40%        5,233,841
CME Lean Hogs Futures            2.17%        4,721,273
CME Live Cattle Futures          4.79%       10,446,372
COMEX Copper Futures             7.40%       16,140,065
COMEX Gold 100 Troy Oz.
  Futures                       12.06%       26,303,091
COMEX Silver Futures             3.80%        8,293,800
ICE Brent Crude Oil Futures      8.96%       19,532,180
ICE Gasoil Futures               3.23%        7,036,866
KCBT Hard Red Winter Wheat
  Futures                        0.99%        2,154,861
LME Nickel Futures               2.90%        6,328,750
LME Primary Aluminum Futures     3.44%        7,490,552
LME Zinc Futures                 4.02%        8,762,220
NYBOT CSC 'C' Coffee Futures     1.96%        4,272,009
NYBOT CSC No. 11 World Sugar
  Futures                        2.42%        5,281,611
NYBOT CTN No. 2 Cotton Futures   1.11%        2,419,093
NYMEX Henry Hub Natural Gas
  Futures                        9.80%       21,366,807
NYMEX Light Sweet Crude Oil
  Futures                        8.02%       17,486,201
NYMEX NY Harbor ULSD Futures     2.64%        5,750,771
NYMEX Reformulated Gasoline
  Blend Futures                  2.69%        5,862,438
                                            -----------
TOTAL NOTIONAL AMOUNT.........              218,038,620
                                            ===========

(5) The following table represents the individual positions within the Total Return Swap as of January 31, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT               % OF INDEX NOTIONAL AMOUNT
----------------               ---------- ---------------
CBOT Corn Futures                5.56%      13,654,785
CBOT Soybean Futures             4.58%      11,246,956
CBOT Soybean Meal Futures        2.54%       6,245,350
CBOT Soybean Oil Futures         2.52%       6,192,481
CBOT Wheat Futures               2.40%       5,894,271
CME Lean Hogs Futures            2.17%       5,317,025
CME Live Cattle Futures          4.79%      11,764,543
COMEX Copper Futures             7.40%      18,176,692
COMEX Gold 100 Troy Oz.
  Futures                       12.06%      29,622,136
COMEX Silver Futures             3.80%       9,340,350
ICE Brent Crude Oil Futures      8.96%      21,996,841
ICE Gasoil Futures               3.23%       7,924,810
KCBT Hard Red Winter Wheat
  Futures                        0.99%       2,426,772
LME Nickel Futures               2.90%       7,127,341
LME Primary Aluminum Futures     3.44%       8,435,745
LME Zinc Futures                 4.02%       9,867,877

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


FUTURES CONTRACT               % OF INDEX NOTIONAL AMOUNT
----------------               ---------- ---------------
NYBOT CSC 'C' Coffee Futures     1.96%        4,811,071
NYBOT CSC No. 11 World Sugar
  Futures                        2.42%        5,948,069
NYBOT CTN No. 2 Cotton Futures   1.11%        2,724,346
NYMEX Henry Hub Natural Gas
  Futures                        9.80%       24,062,969
NYMEX Light Sweet Crude Oil
  Futures                        8.02%       19,692,691
NYMEX NY Harbor ULSD Futures     2.64%        6,476,430
NYMEX Reformulated Gasoline
  Blend Futures                  2.69%        6,602,187
                                            -----------
TOTAL NOTIONAL AMOUNT.........              245,551,738
                                            ===========

(6) The following table represents the individual positions within the Total Return Swap as of January 31, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT               % OF INDEX NOTIONAL AMOUNT
----------------               ---------- ---------------
CBOT Corn Futures                5.56%       3,892,601
CBOT Soybean Futures             4.58%       3,206,196
CBOT Soybean Meal Futures        2.54%       1,780,376
CBOT Soybean Oil Futures         2.52%       1,765,305
CBOT Wheat Futures               2.40%       1,680,293
CME Lean Hogs Futures            2.17%       1,515,737
CME Live Cattle Futures          4.79%       3,353,745
COMEX Copper Futures             7.40%       5,181,672
COMEX Gold 100 Troy Oz.
  Futures                       12.06%       8,444,451
COMEX Silver Futures             3.80%       2,662,675
ICE Brent Crude Oil Futures      8.96%       6,270,690
ICE Gasoil Futures               3.23%       2,259,144
KCBT Hard Red Winter Wheat
  Futures                        0.99%         691,805
LME Nickel Futures               2.90%       2,031,808
LME Primary Aluminum Futures     3.44%       2,404,797
LME Zinc Futures                 4.02%       2,813,058
NYBOT CSC 'C' Coffee Futures     1.96%       1,371,503
NYBOT CSC No. 11 World Sugar
  Futures                        2.42%       1,695,630
NYBOT CTN No. 2 Cotton Futures   1.11%         776,635
NYMEX Henry Hub Natural Gas
  Futures                        9.80%       6,859,686
NYMEX Light Sweet Crude Oil
  Futures                        8.02%       5,613,841
NYMEX NY Harbor ULSD Futures     2.64%       1,846,251
NYMEX Reformulated Gasoline
  Blend Futures                  2.69%       1,882,101
                                            ----------
TOTAL NOTIONAL AMOUNT.........              70,000,000
                                            ==========

(7) The following table represents the individual positions within the Total Return Swap as of January 31, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT               % OF INDEX NOTIONAL AMOUNT
----------------               ---------- ---------------
CBOT Corn Futures                5.72%      11,894,334
CBOT Soybean Futures             5.83%      12,133,044
CBOT Soybean Meal Futures        3.23%       6,720,692
CBOT Soybean Oil Futures         3.19%       6,646,284
CBOT Wheat Futures               3.05%       6,350,912
CME Lean Hogs Futures            1.73%       3,603,526
CME Live Cattle Futures          4.04%       8,399,720
COMEX Copper Futures             7.46%      15,528,666
COMEX Gold 100 Troy Oz.
  Futures                       12.10%      25,192,145
COMEX Silver Futures             3.84%       7,989,766
ICE Brent Crude Oil Futures      7.51%      15,629,367
ICE Gasoil Futures               2.70%       5,615,194
KCBT Hard Red Winter Wheat
  Futures                        1.26%       2,621,006
LME Nickel Futures               2.93%       6,088,996
LME Primary Aluminum Futures     4.31%       8,975,297
LME Zinc Futures                 3.35%       6,961,449
NYBOT CSC 'C' Coffee Futures     2.53%       5,265,327
NYBOT CSC No. 11 World Sugar
  Futures                        3.07%       6,385,153
NYBOT CTN No. 2 Cotton Futures   1.42%       2,956,742
NYMEX Henry Hub Natural Gas
  Futures                        7.74%      16,108,778

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


FUTURES CONTRACT               % OF INDEX NOTIONAL AMOUNT
----------------               ---------- ---------------
NYMEX Light Sweet Crude Oil
  Futures                        8.19%       17,063,144
NYMEX NY Harbor ULSD Futures     2.19%        4,558,175
NYMEX Reformulated Gasoline
  Blend Futures                  2.61%        5,426,688
                                            -----------
TOTAL NOTIONAL AMOUNT.........              208,114,405
                                            ===========

(8) The following table represents the individual positions within the Total Return Swap as of January 31, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT               % OF INDEX NOTIONAL AMOUNT
----------------               ---------- ---------------
CBOT Corn Futures                5.72%       23,075,158
CBOT Soybean Futures             5.83%       23,538,260
CBOT Soybean Meal Futures        3.23%       13,038,227
CBOT Soybean Oil Futures         3.19%       12,893,876
CBOT Wheat Futures               3.05%       12,320,849
CME Lean Hogs Futures            1.73%        6,990,885
CME Live Cattle Futures          4.04%       16,295,564
COMEX Copper Futures             7.46%       30,125,809
COMEX Gold 100 Troy Oz.
  Futures                       12.10%       48,873,082
COMEX Silver Futures             3.84%       15,500,248
ICE Brent Crude Oil Futures      7.51%       30,321,171
ICE Gasoil Futures               2.70%       10,893,548
KCBT Hard Red Winter Wheat
  Futures                        1.26%        5,084,786
LME Nickel Futures               2.93%       11,812,729
LME Primary Aluminum Futures     4.31%       17,412,189
LME Zinc Futures                 3.35%       13,505,299
NYBOT CSC 'C' Coffee Futures     2.53%       10,214,801
NYBOT CSC No. 11 World Sugar
  Futures                        3.07%       12,387,277
NYBOT CTN No. 2 Cotton Futures   1.42%        5,736,118
NYMEX Henry Hub Natural Gas
  Futures                        7.74%       31,251,235
NYMEX Light Sweet Crude Oil
  Futures                        8.19%       33,102,717
NYMEX NY Harbor ULSD Futures     2.19%        8,842,917
NYMEX Reformulated Gasoline
  Blend Futures                  2.61%       10,527,845
                                            -----------
TOTAL NOTIONAL AMOUNT.........              403,744,590
                                            ===========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------
                               LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                               ------- ------------ ------- ------------
Bonds
   Australia..................   --    $ 75,403,901   --    $ 75,403,901
   Austria....................   --       1,479,624   --       1,479,624
   Belgium....................   --       9,820,495   --       9,820,495
   Canada.....................   --     264,338,606   --     264,338,606
   Denmark....................   --       5,258,234   --       5,258,234
   Finland....................   --       6,132,697   --       6,132,697
   France.....................   --      72,469,501   --      72,469,501
   Germany....................   --      45,025,606   --      45,025,606
   Ireland....................   --       4,476,163   --       4,476,163
   Japan......................   --      12,116,926   --      12,116,926
   Luxembourg.................   --      10,048,128   --      10,048,128
   Netherlands................   --      70,095,189   --      70,095,189
   Norway.....................   --      34,404,073   --      34,404,073
   Spain......................   --      19,521,391   --      19,521,391
   Supranational Organization
     Obligations..............   --      22,062,001   --      22,062,001
   Sweden.....................   --      80,057,255   --      80,057,255
   Switzerland................   --       8,187,853   --       8,187,853
   United Kingdom.............   --      22,102,334   --      22,102,334

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                      -----------------------------------------------
                                                      LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                      --------   --------------  ------- --------------
   United States.....................................       --   $  674,888,808    --    $  674,888,808
U.S. Treasury Obligations............................       --      287,078,314    --       287,078,314
Securities Lending Collateral........................       --        3,747,708    --         3,747,708
Forward Currency Contracts**.........................       --       (2,575,016)   --        (2,575,016)
Futures Contracts**.................................. $483,432               --    --           483,432
Swap Agreements**....................................       --        1,187,863    --         1,187,863
                                                      --------   --------------    --    --------------
TOTAL................................................ $483,432   $1,727,327,654    --    $1,727,811,086
                                                      ========   ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT     VALUE+
                                                            ------- ------------
                                                            (000)
                                                            -------
AGENCY OBLIGATIONS -- (3.8%)
Federal Home Loan Bank
      2.000%, 09/13/19.....................................  39,000 $ 38,869,389
      1.500%, 10/21/19.....................................  38,000   37,737,382
      1.375%, 11/15/19.....................................   7,500    7,429,928
      2.125%, 02/11/20.....................................  30,300   30,155,954
      4.125%, 03/13/20.....................................  76,000   77,333,344
      2.375%, 03/30/20.....................................  10,000    9,993,540
      2.625%, 05/28/20.....................................  25,000   25,042,050
Federal Home Loan Mortgage Corp.
      1.250%, 10/02/19.....................................  58,600   58,106,119
Federal National Mortgage Association
      1.000%, 10/24/19.....................................  20,000   19,774,600
                                                                    ------------
TOTAL AGENCY OBLIGATIONS...................................          304,442,306
                                                                    ------------
BONDS -- (67.6%)
African Development Bank
#     1.125%, 09/20/19.....................................  19,000   18,813,658
      1.375%, 02/12/20.....................................  25,438   25,114,785
      1.875%, 03/16/20.....................................  26,600   26,308,035
Agence Francaise de Developpement
      1.375%, 08/02/19.....................................  15,600   15,501,346
      1.625%, 01/21/20.....................................  30,930   30,598,925
      1.875%, 09/14/20.....................................   5,800    5,718,243
Amazon.com, Inc.
#     1.900%, 08/21/20.....................................   8,497    8,411,337
ANZ New Zealand International Ltd.
#W    2.250%, 02/01/19.....................................   3,905    3,905,000
#W    2.600%, 09/23/19.....................................  22,849   22,811,503
      2.600%, 09/23/19.....................................  11,984   11,964,333
Apple, Inc.
      1.500%, 09/12/19..................................... 102,300  101,625,890
#     1.800%, 11/13/19.....................................  55,641   55,271,886
#     1.900%, 02/07/20.....................................   5,413    5,380,468
#     2.000%, 11/13/20.....................................   2,500    2,475,459
Apple, Inc., 3M USD LIBOR + 0.250%, FRN
#(r)  2.851%, 02/07/20.....................................   7,000    7,010,497
Apple, Inc., Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
#(r)  2.671%, 02/08/19.....................................  29,550   29,550,381
Apple, Inc., Floating Rate Note, 3M USD LIBOR + 0.300%, FRN
(r)   2.892%, 05/06/19.....................................  15,600   15,611,388
Asian Development Bank
      1.625%, 05/05/20.....................................  16,500   16,306,695
Australia & New Zealand Banking Group, Ltd.
#     2.250%, 06/13/19.....................................   4,150    4,143,104
#     1.600%, 07/15/19.....................................   9,250    9,201,428
#W    2.250%, 12/19/19.....................................  60,000   59,616,452
Australia & New Zealand Banking Group, Ltd., Floating Rate
  Note, 3M USD LIBOR + 0.660%, FRN
(r)W  3.484%, 09/23/19.....................................   3,145    3,155,961
Bank of Montreal
#     2.100%, 06/15/20.....................................  36,510   36,161,167
#     3.100%, 07/13/20.....................................   4,795    4,821,510
Bank of Montreal, 3M USD LIBOR + 0.440%, FRN
(r)   3.228%, 06/15/20.....................................  28,700   28,784,378
Bank of Montreal, 3M USD LIBOR + 0.600%, FRN
(r)   3.376%, 12/12/19.....................................   1,488    1,494,155
Bank of Montreal , 3M USD LIBOR + 0.340%, FRN
#(r)  3.137%, 07/13/20.....................................   6,625    6,637,054
Bank of Nova Scotia (The)
      2.350%, 10/21/20.....................................  19,793   19,609,630
Bank of Nova Scotia (The), 3M USD LIBOR + 0.290%, FRN
#(r)  3.094%, 01/08/21.....................................  11,853   11,835,901
Bank of Nova Scotia (The), 3M USD LIBOR + 0.620%, FRN
(r)   3.371%, 12/05/19.....................................  34,000   34,124,780
Berkshire Hathaway Finance Corp., Floating Rate Note, 3M
  USD LIBOR + 0.260%, FRN
(r)   2.876%, 08/15/19.....................................  11,030   11,040,807
Berkshire Hathaway Finance Corp., Floating Rate Note, 3M USD LIBOR
  + 0.690%, FRN
(r)   3.478%, 03/15/19.....................................   7,000    7,006,899
BNG Bank NV
      1.875%, 06/11/19.....................................  64,646   64,456,781
      1.750%, 10/30/19.....................................  42,880   42,590,646
W     1.750%, 10/30/19.....................................   7,500    7,449,390
      1.625%, 11/25/19.....................................  17,750   17,601,184
W     2.500%, 02/28/20.....................................  26,000   25,950,626
      2.500%, 02/28/20.....................................  49,108   49,014,744
      1.750%, 10/05/20.....................................  14,500   14,282,703

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT     VALUE+
                                                            ------- ------------
                                                            (000)
                                                            -------
BNG Bank NV, 3M USD LIBOR + 0.100%, FRN
(r)W  2.897%, 07/14/20.....................................  15,000 $ 15,018,600
Caisse d'Amortissement de la Dette Sociale
W     1.750%, 09/24/19.....................................   8,000    7,955,672
      1.750%, 09/24/19.....................................  41,830   41,598,220
      1.875%, 01/13/20.....................................  57,100   56,667,182
      2.000%, 04/17/20.....................................  10,150   10,068,830
      1.875%, 07/28/20.....................................  63,300   62,581,608
Chevron Corp.
      1.561%, 05/16/19.....................................  19,242   19,186,200
#     1.991%, 03/03/20.....................................   9,500    9,431,912
Chevron Corp., Floating Rate Note, 3M USD LIBOR + 0.090%,
  FRN
(r)   2.797%, 02/28/19.....................................  15,350   15,350,072
Chevron Corp., Floating Rate Note, 3M USD LIBOR + 0.410%,
  FRN
#(r)  3.026%, 11/15/19.....................................   6,950    6,969,987
Cisco Systems, Inc.
#     2.125%, 03/01/19.....................................   6,680    6,678,266
      1.400%, 09/20/19.....................................  23,787   23,610,539
#     4.450%, 01/15/20.....................................   8,329    8,463,758
Commonwealth Bank of Australia
      2.250%, 03/13/19.....................................   7,400    7,397,692
#     2.300%, 09/06/19.....................................  13,969   13,931,103
Commonwealth Bank of Australia, Floating Rate Note, 3M USD
  LIBOR + 0.550%, FRN
#(r)  3.289%, 09/06/19.....................................  13,094   13,123,200
Commonwealth Bank of Australia, Floating Rate Note, 3M USD
  LIBOR + 0.640%, FRN
(r)   3.229%, 11/07/19.....................................   4,819    4,835,065
Commonwealth Bank of Australia, Floating Rate Note, 3M USD
  LIBOR + 1.060%, FRN
(r)   3.848%, 03/15/19.....................................  25,115   25,137,477
Cooperatieve Rabobank UA
#     1.375%, 08/09/19.....................................  43,920   43,629,510
      2.250%, 01/14/20.....................................  16,470   16,391,253
#     4.750%, 01/15/20.....................................   9,332    9,501,268
W     4.750%, 01/15/20.....................................   6,750    6,872,435
Cooperatieve Rabobank UA, Floating Rate Note, 3M USD LIBOR
  + 0.510%, FRN
(r)   3.111%, 08/09/19.....................................   3,419    3,426,393
Council Of Europe Development Bank
      1.500%, 05/17/19.....................................  36,200   36,087,436
#     1.750%, 11/14/19.....................................   4,280    4,250,629
#     1.875%, 01/27/20.....................................  29,349   29,132,408
#     1.625%, 03/10/20.....................................  28,132   27,824,514
CPPIB Capital, Inc.
W     1.250%, 09/20/19.....................................   4,850    4,806,059
CPPIB Capital, Inc., Floating Rate Note, 3M USD LIBOR +
  0.300%, FRN
(r)W  2.809%, 10/16/20.....................................  50,000   49,990,066
Dexia Credit Local SA
      1.875%, 01/29/20.....................................  10,000    9,913,105
Equinor ASA
#     2.250%, 11/08/19.....................................  27,060   26,952,119
Erste Abwicklungsanstalt
      1.375%, 10/30/19.....................................  19,000   18,807,568
      2.500%, 03/13/20.....................................  15,200   15,154,400
EUROFIMA
      1.750%, 05/29/20.....................................  14,900   14,710,532
European Bank for Reconstruction & Development
      1.750%, 11/26/19.....................................  21,051   20,899,012
      1.625%, 05/05/20.....................................  14,445   14,271,024
#     1.125%, 08/24/20.....................................   4,872    4,763,661
European Investment Bank
      1.125%, 08/15/19.....................................  32,000   31,746,304
#     1.250%, 12/16/19.....................................  18,000   17,778,568
#     1.625%, 03/16/20.....................................  65,651   64,940,829
#     1.750%, 05/15/20.....................................  96,800   95,768,995
#     1.375%, 06/15/20.....................................  20,300   19,976,859
#     1.625%, 08/14/20.....................................   5,000    4,927,290
European Stability Mechanism
#W    3.000%, 10/23/20.....................................   4,500    4,526,343
Export Development Canada
#     1.750%, 08/19/19.....................................  99,550   99,098,544
#     1.000%, 09/13/19.....................................  23,335   23,105,623
#W    2.300%, 02/10/20.....................................  85,250   84,958,828
#     1.750%, 07/21/20.....................................  10,000    9,878,882
Finland Government International Bond
      1.750%, 09/10/19.....................................   6,300    6,268,273
FMS Wertmanagement
      1.500%, 08/09/19.....................................   5,000    4,968,795
      1.000%, 08/16/19..................................... 104,500  103,600,689
#     1.750%, 01/24/20.....................................  29,500   29,245,979
      2.250%, 02/03/20.....................................  22,400   22,283,520
#     1.750%, 03/17/20.....................................   6,500    6,437,751
      1.750%, 05/15/20.....................................   8,200    8,106,331
Inter-American Development Bank
      1.125%, 09/12/19.....................................  21,247   21,044,410
      1.750%, 10/15/19.....................................   9,500    9,441,698
      1.625%, 05/12/20.....................................  23,629   23,355,211
      1.875%, 06/16/20.....................................  59,685   59,111,367

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT   VALUE+
                                                            ------ -----------
                                                            (000)
                                                            ------
Inter-American Development Bank, 3M USD LIBOR + 0.220%, FRN
(r)   3.007%, 10/15/20..................................... 21,400 $21,480,250
International Bank for Reconstruction & Development
      0.875%, 08/15/19..................................... 18,000  17,832,672
      1.875%, 10/07/19..................................... 49,532  49,264,874
      1.875%, 04/21/20..................................... 21,108  20,929,637
      1.625%, 09/04/20..................................... 35,104  34,590,393
International Finance Corp.
      1.625%, 07/16/20.....................................  3,500   3,453,261
Kommunalbanken A.S.
      2.125%, 03/15/19..................................... 52,140  52,112,366
      1.750%, 05/28/19..................................... 42,700  42,580,440
      1.500%, 09/09/19.....................................  5,000   4,968,150
      1.500%, 10/22/19..................................... 34,768  34,486,379
      1.625%, 01/15/20..................................... 32,140  31,827,278
#W    2.500%, 04/17/20.....................................  7,028   7,018,981
      2.500%, 04/17/20..................................... 25,396  25,363,417
      1.750%, 09/15/20..................................... 15,398  15,182,736
      1.375%, 10/26/20.....................................  6,000   5,871,348
Kommunekredit
      1.125%, 08/23/19..................................... 63,700  63,150,014
      1.625%, 06/12/20..................................... 53,913  53,170,079
Kommuninvest I Sverige AB
      1.125%, 09/17/19..................................... 17,200  17,037,873
      2.000%, 11/12/19..................................... 17,950  17,860,788
      1.750%, 03/19/20..................................... 38,544  38,156,710
      2.500%, 06/01/20..................................... 16,800  16,768,752
      1.625%, 09/01/20.....................................  1,000     984,120
W     1.625%, 09/01/20..................................... 17,340  17,064,632
      2.750%, 10/22/20.....................................  2,000   2,003,322
Kreditanstalt fuer Wiederaufbau
      1.250%, 09/30/19..................................... 39,700  39,338,474
#     4.000%, 01/27/20.....................................  4,100   4,153,378
#     1.750%, 03/31/20..................................... 15,000  14,857,350
      1.500%, 04/20/20..................................... 62,500  61,684,849
      1.625%, 05/29/20..................................... 29,085  28,711,966
#     1.875%, 06/30/20..................................... 19,500  19,307,340
      2.750%, 07/15/20..................................... 34,500  34,573,068
      2.750%, 09/08/20.....................................  5,000   5,012,359
Municipality Finance P.L.C.
      1.250%, 04/18/19..................................... 13,150  13,112,417
      1.750%, 05/21/19..................................... 14,350  14,312,403
      1.500%, 03/23/20..................................... 12,567  12,403,830
National Australia Bank, Ltd.
W     2.250%, 07/01/19..................................... 12,000  11,977,450
      1.375%, 07/12/19..................................... 70,400  70,006,691
      2.250%, 01/10/20.....................................  8,700   8,656,854
National Australia Bank, Ltd., Floating Rate Note, 3M USD
  LIBOR + 0.240%, FRN
(r)W  3.011%, 07/25/19..................................... 50,000  50,016,376
(r)W  2.946%, 08/29/19..................................... 41,600  41,626,916
National Australia Bank, Ltd., Floating Rate Note, 3M USD
  LIBOR + 0.590%, FRN
(r)W  3.373%, 01/10/20..................................... 16,080  16,150,359
Nederlandse Waterschapsbank NV
      1.875%, 03/13/19..................................... 48,703  48,664,038
      1.750%, 09/05/19..................................... 40,400  40,189,072
W     1.750%, 09/05/19..................................... 16,000  15,916,464
W     1.250%, 09/09/19.....................................  6,050   5,999,640
      1.250%, 09/09/19.....................................  6,850   6,792,981
      1.625%, 03/04/20..................................... 15,750  15,576,687
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD
  LIBOR + 0.200%, FRN
(r)   2.621%, 08/09/19..................................... 12,000  11,987,160
Nestle Holdings, Inc.
      2.125%, 01/14/20..................................... 13,703  13,621,111
Nordea Bank Abp
      2.375%, 04/04/19.....................................  3,969   3,966,896
Nordic Investment Bank
      2.500%, 04/28/20..................................... 41,650  41,599,725
Novartis Capital Corp.
#     1.800%, 02/14/20.....................................  6,551   6,493,268
NRW Bank
      1.875%, 07/01/19..................................... 16,907  16,851,477
      1.250%, 07/29/19..................................... 11,734  11,652,566
      2.000%, 09/23/19..................................... 14,600  14,535,760
      1.875%, 01/27/20..................................... 14,333  14,215,183
Oesterreichische Kontrollbank AG
      1.125%, 04/26/19..................................... 41,526  41,378,167
      1.750%, 01/24/20..................................... 56,352  55,873,136
#     1.375%, 02/10/20..................................... 56,482  55,737,569
#     1.500%, 10/21/20.....................................  4,775   4,685,380
Pfizer, Inc.
W     2.652%, 04/04/19..................................... 45,000  44,795,880
W     2.600%, 04/10/19..................................... 15,000  14,925,365
W     2.570%, 04/17/19..................................... 45,000  44,752,905
      2.100%, 05/15/19.....................................  8,255   8,245,236
Procter & Gamble Co. (The)
#     1.750%, 10/25/19.....................................  3,866   3,841,967
Province of Alberta Canada
      1.900%, 12/06/19..................................... 70,200  69,718,036
Province of Manitoba Canada
#     1.750%, 05/30/19..................................... 24,440  24,367,340
      2.050%, 11/30/20.....................................  2,000   1,976,010
Province of Ontario Canada
#     1.250%, 06/17/19..................................... 39,780  39,567,713
      1.650%, 09/27/19..................................... 10,500  10,427,273
      4.000%, 10/07/19..................................... 16,209  16,346,237
#     4.400%, 04/14/20..................................... 50,499  51,503,401
#     1.875%, 05/21/20..................................... 35,800  35,420,936
Province of Quebec Canada
      3.500%, 07/29/20.....................................  7,993   8,088,161

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                             FACE
                                                            ------
                                                            AMOUNT   VALUE+
                                                            ------ -----------
                                                            (000)
                                                            ------
Province of Quebec Canada, Floating Rate Note, 3M USD
  LIBOR + 0.280%, FRN
(r)   3.041%, 07/21/19..................................... 80,786 $80,895,061
Roche Holdings, Inc., Floating Rate Note, 3M USD LIBOR +
  0.340%, FRN
(r)W  3.143%, 09/30/19..................................... 54,140  54,238,728
Royal Bank of Canada
#     1.625%, 04/15/19..................................... 15,252  15,217,332
#     1.500%, 07/29/19..................................... 31,042  30,859,698
#     2.125%, 03/02/20..................................... 87,155  86,565,542
#     2.150%, 03/06/20..................................... 54,939  54,519,230
      2.150%, 10/26/20..................................... 32,000  31,613,100
      2.350%, 10/30/20.....................................  9,174   9,087,399
Royal Bank of Canada, 3M USD LIBOR + 0.300%, FRN
#(r)  3.061%, 07/22/20..................................... 12,800  12,805,833
Shell International Finance BV
      1.375%, 05/10/19.....................................  3,640   3,628,573
      1.375%, 09/12/19..................................... 43,105  42,780,850
      4.300%, 09/22/19.....................................  6,987   7,057,176
      4.375%, 03/25/20.....................................  8,110   8,265,553
#     2.125%, 05/11/20..................................... 40,656  40,384,581
Shell International Finance BV, Floating Rate Note, 3M USD
  LIBOR + 0.350%, FRN
#(r)  3.126%, 09/12/19..................................... 18,870  18,909,576
State of North Rhine-Westphalia Germany
      1.875%, 06/17/19..................................... 16,500  16,449,378
      1.625%, 07/25/19..................................... 17,200  17,113,966
      1.250%, 09/16/19..................................... 12,000  11,893,464
      1.625%, 01/22/20..................................... 55,400  54,824,893
Svensk Exportkredit AB
      1.875%, 06/17/19..................................... 43,600  43,481,321
      1.125%, 08/28/19.....................................  5,000   4,957,400
      1.750%, 05/18/20.....................................  4,150   4,102,483
      1.875%, 06/23/20.....................................  9,257   9,160,227
#     1.750%, 08/28/20..................................... 29,125  28,726,796
#     2.750%, 10/07/20..................................... 17,422  17,449,504
Svenska Handelsbanken AB
      2.250%, 06/17/19..................................... 19,710  19,676,077
#     1.500%, 09/06/19.....................................  2,109   2,091,935
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR
  + 0.490%, FRN
(r)   3.278%, 06/17/19.....................................  1,580   1,581,955
(r)   3.229%, 09/06/19.....................................  9,086   9,105,435
Swedbank AB
W     2.375%, 02/27/19.....................................  9,000   8,996,625
Toronto-Dominion Bank (The)
#     2.125%, 07/02/19.....................................  5,515   5,503,433
      1.450%, 08/13/19.....................................  3,773   3,748,509
      1.900%, 10/24/19..................................... 83,474  82,999,928
#     2.250%, 11/05/19..................................... 18,746  18,684,984
#     3.000%, 06/11/20..................................... 31,103  31,173,441
#     1.850%, 09/11/20.....................................  7,500   7,383,432
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.260%, FRN
(r)   3.048%, 09/17/20..................................... 10,000  10,007,339
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.280%, FRN
(r)   3.051%, 06/11/20..................................... 13,000  12,986,917
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD
  LIBOR + 0.150%, FRN
(r)   2.929%, 10/24/19.....................................  2,090   2,091,221
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD
  LIBOR + 0.650%, FRN
#(r)  3.268%, 08/13/19.....................................  9,500   9,529,642
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD
  LIBOR + 0.930%, FRN
(r)   3.708%, 12/14/20..................................... 20,000  20,180,155
Total Capital International SA, Floating Rate Note, 3M USD
  LIBOR + 0.350%, FRN
(r)   3.154%, 06/19/19.....................................  4,633   4,636,820
Total Capital SA
#     4.450%, 06/24/20.....................................  4,490   4,596,497
Toyota Motor Credit Corp.
      1.700%, 02/19/19.....................................  8,868   8,863,625
      1.400%, 05/20/19..................................... 19,561  19,487,111
#     2.125%, 07/18/19.....................................  2,613   2,607,090
#     2.200%, 01/10/20..................................... 36,621  36,433,000
#     2.150%, 03/12/20..................................... 17,891  17,773,979
Toyota Motor Credit Corp., 3M USD LIBOR + 0.100%, FRN
(r)   2.883%, 01/10/20..................................... 16,000  16,001,921
Toyota Motor Credit Corp., Floating Rate Note, 3M USD
  LIBOR + 0.140%, FRN
#(r)  2.754%, 11/14/19..................................... 10,000  10,001,260
Toyota Motor Credit Corp., Floating Rate Note, 3M USD
  LIBOR + 0.540%, FRN
#(r)  3.344%, 01/08/21..................................... 10,450  10,499,867

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                             FACE
                                                             AMOUNT       VALUE+
                                                            -------   --------------
                                                            (000)
                                                            -------
Toyota Motor Credit Corp., Floating Rate Note, 3M USD
  LIBOR + 0.820%, FRN
#(r)  3.460%, 02/19/19.....................................   7,347   $    7,349,724
USAA Capital Corp., Floating Rate Note, 3M USD LIBOR +
  0.230%, FRN
(r)W  2.771%, 02/01/19.....................................  42,955       42,955,000
Walmart, Inc.
      1.750%, 10/09/19.....................................   9,000        8,948,976
#     2.850%, 06/23/20.....................................  61,414       61,707,567
Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.040%,
  FRN
(r)   2.864%, 06/23/20.....................................  37,500       37,490,689
Westpac Banking Corp.
      1.600%, 08/19/19.....................................  16,970       16,866,132
Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR +
  0.230%, FRN
(r)W 2.919%, 04/26/19                                        21,000       21,006,062
Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR +
  0.710%, FRN
#(r)  3.328%, 05/13/19.....................................   5,500        5,508,119
                                                                      --------------
TOTAL BONDS................................................            5,439,554,416
                                                                      --------------
U.S. TREASURY OBLIGATIONS -- (11.0%)
U.S. Treasury Notes
      1.625%, 12/31/19.....................................  20,000       19,829,688
      1.375%, 02/15/20..................................... 107,000      105,704,296
      1.250%, 02/29/20.....................................  50,000       49,304,687
      1.375%, 02/29/20.....................................  43,000       42,459,141
      1.625%, 03/15/20.....................................  56,900       56,322,109
      1.375%, 03/31/20..................................... 130,000      128,258,203
      2.250%, 03/31/20..................................... 110,000      109,617,578
      1.500%, 04/15/20..................................... 270,000      266,772,658
      1.125%, 04/30/20..................................... 105,000      103,224,024
                                                                      --------------
TOTAL U.S. TREASURY OBLIGATIONS............................              881,492,384
                                                                      --------------
CERTIFICATES OF DEPOSIT -- (7.5%)
Bank of Montreal, Floating Rate Note, 3M USD LIBOR +
  0.130%, FRN
(r)   2.868%, 05/08/19.....................................  30,000       30,006,189
Bank of Montreal, Floating Rate Note, 3M USD LIBOR +
  0.190%, FRN
(r)   2.929%, 03/06/20.....................................  88,000       87,990,126
Bank of Nova Scotia (The), Floating Rate Note, 3M USD
  LIBOR + 0.190%, FRN
(r)   2.961%, 03/11/20.....................................  34,450       34,446,074
Bank of Nova Scotia (The), Floating Rate Note, 3M USD
  LIBOR + 0.260%, FRN
(r)   2.842%, 11/04/19.....................................  25,620       25,656,251
Bank of Nova Scotia (The), Floating Rate Note, 3M USD
  LIBOR + 0.280%, FRN
(r)   3.070%, 09/21/20.....................................  17,700       17,694,282
Bank of Nova Scotia (The), Floating Rate Note, 3M USD
  LIBOR + 0.380%, FRN
(r)   3.087%, 02/28/19.....................................  75,000       75,017,039
Nordea Bank AB, Floating Rate Note, 3M USD LIBOR + 0.340%,
  FRN
(r)   3.106%, 03/07/19..................................... 100,000      100,021,978
Nordea Bank Abp, Floating Rate Note, 3M USD LIBOR +
  0.280%, FRN
(r)   3.062%, 04/10/19.....................................  37,000       37,012,235
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR
  + 0.220%, FRN
(r)   2.981%, 01/22/20.....................................  23,200       23,199,922
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR
  + 0.400%, FRN
(r)   3.018%, 02/12/19..................................... 149,500      149,511,954
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD
  LIBOR + 0.370%, FRN
(r)W  2.885%, 05/10/19.....................................  20,000       20,013,760
                                                                      --------------
TOTAL CERTIFICATES OF DEPOSIT..............................              600,569,810
                                                                      --------------
TOTAL INVESTMENT SECURITIES................................            7,226,058,916
                                                                      --------------
COMMERCIAL PAPER -- (6.9%)
W     Alberta, Province of Canada 2.714%, 04/01/19.........  37,250       37,093,550

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT       VALUE+
                                                            ---------- --------------
                                                              (000)
                                                            ----------
Caisse Des Depots Et Consignations
W     2.550%, 04/26/19.....................................     20,000 $   19,878,308
W     2.612%, 04/30/19.....................................     50,000     49,680,218
Erste Abwicklungsanstalt
W     2.610%, 02/14/19.....................................     60,000     59,943,230
W     2.684%, 04/23/19.....................................     23,000     22,864,260
W     Landesbank Hessen-Thuringen 2.680%, 04/15/19.........     50,000     49,743,570
      Nestle Finance International, Ltd. 2.620%, 04/10/19..     20,000     19,902,058
NRW Bank
W     2.630%, 04/15/19.....................................     45,000     44,771,247
W     0.010%, 04/16/19.....................................     18,000     17,907,188
W     NRW BANK 2.561%, 02/08/19............................     50,000     49,973,155
W     PSP Capital, Inc. 2.590%, 04/18/19...................     23,500     23,370,319
      Queensland Treasury 2.530%, 04/24/19.................     20,000     19,882,048
W     Sanofi 2.590%, 03/18/19..............................     50,000     49,838,553
W     Siemens Captal Co., LLC 2.714%, 03/26/19.............     15,000     14,943,120
Total Capital Canada, Ltd.
W     2.674%, 04/03/19.....................................     20,000     19,911,788
W     2.663%, 04/16/19.....................................     36,000     35,807,250
      Toyota Motor Credit Corp. 2.592%, 02/06/19...........     25,000     24,990,267
                                                                       --------------
TOTAL COMMERCIAL PAPER.....................................               560,500,129
                                                                       --------------

                                                              SHARES
                                                            ----------
TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional U.S. Government Money
        Market Fund 2.320%................................. 46,244,775     46,244,775
                                                                       --------------
SECURITIES LENDING COLLATERAL -- (2.6%)
@(S)  DFA Short Term Investment Fund....................... 17,956,206    207,771,264
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,045,840,452)^^..................................            $8,040,575,084
                                                                       ==============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        -------------------------------------------------
                                                          LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                        -----------   -------------- ------- --------------
Agency Obligations.....................................          --   $  304,442,306   --    $  304,442,306
Bonds..................................................          --    5,439,554,416   --     5,439,554,416
U.S. Treasury Obligations..............................          --      881,492,384   --       881,492,384
Certificates of Deposit................................          --      600,569,810   --       600,569,810
Commercial Paper.......................................          --      560,500,129   --       560,500,129
Temporary Cash Investments............................. $46,244,775               --   --        46,244,775
Securities Lending Collateral..........................          --      207,771,264   --       207,771,264
                                                        -----------   --------------   --    --------------
TOTAL.................................................. $46,244,775   $7,994,330,309   --    $8,040,575,084
                                                        ===========   ==============   ==    ==============

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
BONDS -- (90.7%)
AUSTRALIA -- (5.4%)
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19.....................................      42,343 $ 42,272,640
    1.600%, 07/15/19.....................................       8,565    8,520,025
#   2.050%, 09/23/19.....................................       1,168    1,162,884
W   2.250%, 12/19/19.....................................      12,000   11,923,290
    2.250%, 11/09/20.....................................      16,895   16,677,566
Commonwealth Bank of Australia
    2.300%, 09/06/19.....................................      11,019   10,989,106
    5.000%, 10/15/19.....................................      12,500   12,690,462
W   2.250%, 03/10/20.....................................      10,000    9,929,316
W   2.050%, 09/18/20.....................................      41,500   40,912,207
    2.400%, 11/02/20.....................................      25,800   25,527,035
National Australia Bank, Ltd.
#W  2.250%, 07/01/19.....................................      18,482   18,447,269
    2.250%, 07/01/19.....................................      18,070   18,036,043
    1.375%, 07/12/19.....................................      29,419   29,254,643
W   2.400%, 12/09/19.....................................       2,492    2,482,713
    2.250%, 01/10/20.....................................       4,300    4,278,675
    2.125%, 05/22/20.....................................      14,706   14,568,484
    2.625%, 07/23/20.....................................       6,100    6,071,147
    2.500%, 01/12/21.....................................      10,000    9,886,350
Westpac Banking Corp.
    1.600%, 08/19/19.....................................       4,975    4,944,550
    2.150%, 03/06/20.....................................       5,000    4,961,989
    2.300%, 05/26/20.....................................      10,000    9,921,869
                                                                      ------------
TOTAL AUSTRALIA..........................................              303,458,263
                                                                      ------------
AUSTRIA -- (2.8%)
Oesterreichische Kontrollbank AG
    1.750%, 01/24/20.....................................      83,158   82,451,347
    1.375%, 02/10/20.....................................      55,318   54,588,910
    1.500%, 10/21/20.....................................       6,000    5,887,389
    1.875%, 01/20/21.....................................      15,860   15,644,556
                                                                      ------------
TOTAL AUSTRIA............................................              158,572,202
                                                                      ------------
BELGIUM -- (0.3%)
Dexia Credit Local SA
    1.875%, 01/29/20.....................................      14,674   14,546,491
                                                                      ------------
CANADA -- (20.0%)
Bank of Montreal
    2.100%, 12/12/19.....................................       6,015    5,983,165
    2.100%, 06/15/20.....................................      12,500   12,380,569
    3.100%, 07/13/20.....................................         795      799,395
    1.880%, 03/31/21..................................... CAD  23,000   17,301,244
    1.900%, 08/27/21.....................................       5,000    4,875,879
Bank of Nova Scotia (The)
    2.130%, 06/15/20..................................... CAD   8,000    6,070,368
    2.350%, 10/21/20.....................................      22,165   21,959,655
    3.270%, 01/11/21..................................... CAD  25,000   19,323,985
Canada Housing Trust No 1
W   3.750%, 03/15/20..................................... CAD  80,000   62,150,310
W   1.200%, 06/15/20..................................... CAD  18,500   13,958,598
W   1.450%, 06/15/20..................................... CAD  30,000   22,711,823
W   1.250%, 12/15/20..................................... CAD  15,000   11,283,420
Canadian Government Bond
    1.750%, 05/01/20..................................... CAD  82,000   62,389,147
    3.500%, 06/01/20..................................... CAD  15,000   11,672,134
CPPIB Capital, Inc.
    1.400%, 06/04/20..................................... CAD  37,500   28,336,980
Manitoba, Province of Canada
    0.750%, 12/15/21..................................... GBP   7,760   10,007,763
Province of Alberta Canada
    1.250%, 06/01/20..................................... CAD  88,500   66,756,730
    1.750%, 08/26/20.....................................      15,800   15,564,738
W   1.750%, 08/26/20.....................................      15,000   14,776,650
    1.350%, 09/01/21..................................... CAD  15,000   11,214,924
Province of British Columbia Canada
    3.700%, 12/18/20..................................... CAD  75,500   59,303,657
Province of Manitoba Canada
#   2.050%, 11/30/20.....................................      19,000   18,772,094
    1.550%, 09/05/21..................................... CAD  15,000   11,272,233
Province of Ontario Canada
    4.200%, 06/02/20..................................... CAD 132,500  103,826,877
    2.550%, 02/12/21.....................................      15,000   14,943,736
    4.000%, 06/02/21..................................... CAD  50,000   39,752,274
Province of Quebec Canada
    3.500%, 07/29/20.....................................       4,500    4,553,575
    4.500%, 12/01/20..................................... CAD 139,000  110,603,356
    4.250%, 12/01/21..................................... CAD  15,000   12,099,205
Royal Bank of Canada
    2.980%, 05/07/19..................................... CAD   4,500    3,432,391
    2.125%, 03/02/20.....................................      55,000   54,628,017
    2.150%, 03/06/20.....................................       8,715    8,648,412
    1.920%, 07/17/20..................................... CAD  49,000   37,068,382
    2.150%, 10/26/20.....................................       8,508    8,405,133
    2.350%, 10/30/20.....................................         462      457,639
#   2.500%, 01/19/21.....................................      12,831   12,731,847
    2.860%, 03/04/21..................................... CAD   7,000    5,373,850
    2.030%, 03/15/21..................................... CAD  40,000   30,195,365
Toronto-Dominion Bank (The)
#   1.900%, 10/24/19.....................................       5,675    5,642,770
    1.693%, 04/02/20..................................... CAD  57,000   43,077,849
#   3.000%, 06/11/20.....................................       3,000    3,006,794
    2.563%, 06/24/20..................................... CAD  93,000   71,008,273
    1.850%, 09/11/20.....................................       9,000    8,860,118
    2.550%, 01/25/21.....................................       5,000    4,969,350
    3.250%, 06/11/21.....................................       5,000    5,034,135
#   1.800%, 07/13/21.....................................       6,000    5,842,940

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                FACE
                                                               AMOUNT^     VALUE+
                                                               ------- --------------
                                                                (000)
CANADA -- (Continued)
Toyota Credit Canada, Inc.
     2.250%, 05/23/19..................................... CAD  12,238 $    9,316,974
     2.480%, 11/19/19..................................... CAD   7,500      5,715,229
     1.800%, 02/19/20..................................... CAD   5,000      3,781,308
                                                                       --------------
TOTAL CANADA..............................................              1,121,841,260
                                                                       --------------
DENMARK -- (3.9%)
Denmark Government Bond
     3.000%, 11/15/21..................................... DKK 740,000    124,611,671
Kommunekredit
     1.125%, 08/23/19.....................................       5,900      5,849,059
     1.625%, 06/12/20.....................................      70,614     69,640,939
     1.625%, 06/01/21.....................................      20,000     19,536,060
                                                                       --------------
TOTAL DENMARK.............................................                219,637,729
                                                                       --------------
FINLAND -- (0.7%)
Municipality Finance P.L.C.
     1.500%, 03/23/20.....................................      25,529     25,197,531
Nordea Bank Abp
W    1.625%, 09/30/19.....................................      16,000     15,882,266
                                                                       --------------
TOTAL FINLAND.............................................                 41,079,797
                                                                       --------------
FRANCE -- (8.4%)
Agence Francaise de Developpement
     1.375%, 08/02/19.....................................      10,400     10,334,231
     1.625%, 01/21/20.....................................     119,240    117,963,655
     1.875%, 09/14/20.....................................       6,800      6,704,147
     2.750%, 03/22/21.....................................      12,000     12,001,008
Caisse d'Amortissement de la Dette Sociale
     1.750%, 09/24/19.....................................      35,445     35,248,599
     1.875%, 01/13/20.....................................      51,200     50,811,904
     2.000%, 04/17/20.....................................      10,250     10,168,031
     1.875%, 07/28/20.....................................      60,300     59,615,655
Dexia Credit Local SA
     2.000%, 01/22/21..................................... EUR  10,050     11,993,631
     0.200%, 03/16/21..................................... EUR  18,100     20,859,745
     0.875%, 09/07/21..................................... GBP   6,000      7,767,448
     0.625%, 01/21/22..................................... EUR   7,400      8,620,244
IXIS Corporate & Investment Bank SA
     5.875%, 02/24/20..................................... GBP   4,000      5,491,997
Sanofi
#    4.000%, 03/29/21.....................................      13,381     13,665,972
     0.875%, 09/22/21..................................... EUR   5,000      5,846,889
SNCF Reseau EPIC
     5.500%, 12/01/21..................................... GBP  24,992     36,517,662
Total Capital International SA
     2.750%, 06/19/21.....................................      14,493     14,519,930
     2.125%, 11/19/21..................................... EUR  10,000     12,110,172
Total Capital SA
#    4.450%, 06/24/20.....................................      24,250     24,825,178
#    4.125%, 01/28/21.....................................       6,000      6,156,296
                                                                       --------------
TOTAL FRANCE..............................................                471,222,394
                                                                       --------------
GERMANY -- (6.5%)
Erste Abwicklungsanstalt
     1.375%, 10/30/19.....................................      30,200     29,894,135
     2.500%, 03/13/20.....................................      21,200     21,136,400
     2.000%, 11/16/20.....................................       1,400      1,381,391
FMS Wertmanagement
     1.000%, 08/16/19.....................................       6,700      6,642,341
     1.750%, 01/24/20.....................................      29,450     29,196,409
     1.750%, 05/15/20.....................................      16,600     16,410,378
Kreditanstalt fuer Wiederaufbau
#    4.000%, 01/27/20.....................................         250        253,255
     1.500%, 04/20/20.....................................      48,000     47,373,964
     1.625%, 05/29/20.....................................      20,563     20,299,266
     1.875%, 06/30/20.....................................      30,000     29,703,600
     2.750%, 07/15/20.....................................      53,750     53,863,837
     1.375%, 02/01/21..................................... GBP   1,000      1,319,941
     5.550%, 06/07/21..................................... GBP   5,000      7,231,240
NRW Bank
     1.250%, 07/29/19.....................................       5,358      5,320,816
     2.000%, 09/23/19.....................................      12,000     11,947,200
     1.875%, 01/27/20.....................................      23,000     22,810,940
     1.750%, 08/17/20.....................................       1,704      1,679,486
State of North Rhine-Westphalia Germany
     1.625%, 07/25/19.....................................       5,700      5,671,489
     1.250%, 09/16/19.....................................       5,000      4,955,610
     1.625%, 01/22/20.....................................      48,650     48,144,964
                                                                       --------------
TOTAL GERMANY.............................................                365,236,662
                                                                       --------------
JAPAN -- (0.7%)
Toyota Motor Credit Corp.
Toyota Motor Credit Corp.
     2.200%, 01/10/20.....................................      36,592     36,404,149
Toyota Motor Credit Corp. Floating Rate Note
(r)  3.344%, 01/08/21.....................................       2,549      2,561,164
                                                                       --------------
TOTAL JAPAN...............................................                 38,965,313
                                                                       --------------
LUXEMBOURG -- (0.6%)
Novartis Finance SA
     0.000%, 03/31/21..................................... EUR  24,940     28,555,847
     0.750%, 11/09/21..................................... EUR   2,500      2,918,546
                                                                       --------------
TOTAL LUXEMBOURG..........................................                 31,474,393
                                                                       --------------
NETHERLANDS -- (7.9%)
BNG Bank NV
     1.750%, 10/30/19.....................................      12,320     12,236,865
W    1.750%, 10/30/19.....................................       7,500      7,449,390
     1.625%, 11/25/19.....................................       2,800      2,776,525
W    2.500%, 02/28/20.....................................      17,000     16,967,717
     1.750%, 03/24/20.....................................      57,534     56,936,452
     1.750%, 10/05/20.....................................      37,000     36,445,518
     2.125%, 12/14/20.....................................      15,000     14,852,850
     4.375%, 02/16/21.....................................      14,566     15,060,253
     5.375%, 06/07/21..................................... GBP   2,000      2,874,186

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^     VALUE+
                                                              -------  ------------
                                                                 (000)
NETHERLANDS -- (Continued)
Cooperatieve Rabobank UA
    1.375%, 08/09/19.....................................       1,320  $  1,311,269
    2.250%, 01/14/20.....................................      22,845    22,735,773
#   4.750%, 01/15/20.....................................       5,000     5,090,692
W   4.750%, 01/15/20.....................................       4,750     4,836,158
    4.500%, 01/11/21.....................................       2,962     3,050,830
    4.125%, 01/12/21..................................... EUR     500       617,542
    4.625%, 01/13/21..................................... GBP     850     1,181,439
    2.500%, 01/19/21.....................................      21,650    21,482,658
Nederlandse Waterschapsbank NV
W   1.750%, 09/05/19.....................................      22,900    22,780,439
    1.625%, 03/04/20.....................................      39,199    38,767,654
Shell International Finance BV
    1.375%, 09/12/19.....................................      38,485    38,195,592
    4.300%, 09/22/19.....................................       4,000     4,040,175
    4.375%, 03/25/20.....................................      24,209    24,673,337
    2.125%, 05/11/20.....................................      38,565    38,307,541
    2.250%, 11/10/20.....................................      32,801    32,562,134
    1.625%, 03/24/21..................................... EUR   7,000     8,289,996
    1.875%, 05/10/21.....................................       9,450     9,282,503
                                                                       ------------
TOTAL NETHERLANDS........................................               442,805,488
                                                                       ------------
NEW ZEALAND -- (0.1%)
ANZ New Zealand International Ltd.
    2.600%, 09/23/19.....................................       4,823     4,815,085
W   2.600%, 09/23/19.....................................         750       748,769
                                                                       ------------
TOTAL NEW ZEALAND........................................                 5,563,854
                                                                       ------------
NORWAY -- (5.1%)
Equinor ASA
#   2.250%, 11/08/19.....................................      56,499    56,273,753
    2.900%, 11/08/20.....................................      10,673    10,705,954
Kommunalbanken A.S.
    1.500%, 09/09/19.....................................       6,500     6,458,595
    1.500%, 10/22/19.....................................      29,878    29,635,988
    2.500%, 04/17/20.....................................      26,984    26,949,380
W   2.500%, 04/17/20.....................................       7,378     7,368,532
    1.750%, 09/15/20.....................................      27,226    26,845,381
    1.375%, 10/26/20.....................................       6,000     5,871,348
Norway Government Bond
    3.750%, 05/25/21..................................... NOK 840,000   105,353,197
Statoil ASA
    2.000%, 09/10/20..................................... EUR   3,650     4,312,455
    5.625%, 03/11/21..................................... EUR   2,476     3,163,711
                                                                       ------------
TOTAL NORWAY.............................................               282,938,294
                                                                       ------------
SINGAPORE -- (0.1%)
Singapore Government Bond
    2.250%, 06/01/21..................................... SGD  10,000     7,472,887
                                                                       ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (10.1%)
African Development Bank
    1.375%, 02/12/20.....................................      20,188    19,931,491
    1.875%, 03/16/20.....................................      44,400    43,912,661
Asian Development Bank
    1.625%, 05/05/20.....................................      88,376    87,340,634
Council Of Europe Development Bank
    1.625%, 03/10/20.....................................      90,649    89,658,196
EUROFIMA
    1.750%, 05/29/20.....................................      31,474    31,073,777
    4.000%, 10/27/21..................................... EUR   3,950     5,028,660
European Bank for Reconstruction & Development
    1.750%, 11/26/19.....................................       5,905     5,862,366
    1.625%, 05/05/20.....................................      14,445    14,271,024
European Investment Bank
    1.625%, 03/16/20.....................................       8,319     8,229,010
    1.750%, 05/15/20.....................................      25,000    24,733,728
    1.375%, 06/15/20.....................................       5,000     4,920,409
    1.250%, 11/05/20..................................... CAD  85,000    63,898,109
W   2.250%, 07/30/21..................................... CAD  15,000    11,469,158
    2.250%, 07/30/21..................................... CAD  10,000     7,651,509
European Stability Mechanism
    3.000%, 10/23/20.....................................       4,500     4,526,343
Inter-American Development Bank
    1.625%, 05/12/20.....................................      17,240    17,040,240
    1.875%, 06/16/20.....................................      31,033    30,734,742
International Bank for Reconstruction & Development
    1.875%, 10/07/19.....................................       7,701     7,659,468
    1.125%, 03/11/20..................................... CAD  12,255     9,246,348
#   1.875%, 04/21/20.....................................      11,108    11,014,137
    1.625%, 09/04/20.....................................      25,988    25,607,770
International Finance Corp.
    1.625%, 07/16/20.....................................       8,500     8,386,490
Nordic Investment Bank
    2.500%, 04/28/20.....................................      31,795    31,756,621
                                                                       ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............               563,952,891
                                                                       ------------
SWEDEN -- (6.6%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19.....................................       9,200     9,154,276
    1.750%, 03/19/20.....................................      57,760    57,179,627
W   1.625%, 09/01/20.....................................      10,860    10,687,538
    1.625%, 09/01/20.....................................       9,500     9,349,140
    2.750%, 10/22/20.....................................       4,500     4,507,474
    2.500%, 12/01/20..................................... SEK 308,000    35,516,323
    1.000%, 09/15/21..................................... SEK 355,000    40,076,412
Svensk Exportkredit AB
    1.125%, 08/28/19.....................................       4,250     4,213,790
    1.750%, 05/18/20.....................................       2,000     1,977,100
    1.875%, 06/23/20.....................................       9,134     9,038,513
    1.750%, 08/28/20.....................................      64,671    63,786,803

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED



                                                               FACE
                                                              AMOUNT^     VALUE+
                                                              ------- --------------
                                                                (000)
SWEDEN -- (Continued)
    2.750%, 10/07/20.....................................     16,837  $   16,863,581
    1.750%, 03/10/21.....................................     26,000      25,532,780
    2.875%, 05/22/21.....................................     23,500      23,615,017
Svenska Handelsbanken AB
#   2.250%, 06/17/19.....................................     32,437      32,381,172
#   1.500%, 09/06/19.....................................     15,711      15,583,878
#   1.950%, 09/08/20.....................................      2,500       2,457,743
    2.400%, 10/01/20.....................................      4,000       3,959,957
    3.000%, 11/20/20..................................... GBP  1,000       1,347,831
                                                                      --------------
TOTAL SWEDEN.............................................                367,228,955
                                                                      --------------
UNITED STATES -- (11.5%)
Amazon.com, Inc.
    1.900%, 08/21/20.....................................      2,000       1,979,837
Apple, Inc.
    1.500%, 09/12/19.....................................     71,600      71,128,189
    1.550%, 02/07/20.....................................      9,900       9,825,230
#   1.900%, 02/07/20.....................................     22,408      22,273,327
    2.000%, 11/13/20.....................................      2,267       2,244,746
    2.250%, 02/23/21.....................................     18,600      18,454,771
    2.850%, 05/06/21.....................................      8,000       8,045,088
Berkshire Hathaway, Inc.
    0.250%, 01/17/21..................................... EUR  1,074       1,234,463
Chevron Corp.
    2.193%, 11/15/19.....................................     31,566      31,463,566
    1.961%, 03/03/20.....................................      4,150       4,121,389
#   1.991%, 03/03/20.....................................     30,589      30,369,765
#   2.419%, 11/17/20.....................................      5,000       4,995,480
    2.100%, 05/16/21.....................................     23,691      23,381,277
Cisco Systems, Inc.
    1.400%, 09/20/19.....................................     22,075      21,911,239
    4.450%, 01/15/20.....................................     38,004      38,618,879
    2.450%, 06/15/20.....................................      9,935       9,909,969
    2.200%, 02/28/21.....................................     11,394      11,282,726
Coca-Cola Co. (The)
    1.875%, 10/27/20.....................................      5,077       5,011,165
Exxon Mobil Corp.
    1.912%, 03/06/20.....................................     19,700      19,554,819
    2.222%, 03/01/21.....................................     10,000       9,919,720
Merck & Co., Inc.
    1.850%, 02/10/20.....................................     18,426      18,283,648
    3.875%, 01/15/21.....................................      7,090       7,248,275
Microsoft Corp.
    1.850%, 02/06/20.....................................     12,000      11,912,156
Nestle Holdings, Inc.
    2.125%, 01/14/20.....................................      9,572       9,514,798
    1.750%, 12/09/20..................................... GBP  2,400       3,178,083
Novartis Capital Corp.
#   1.800%, 02/14/20.....................................      7,805       7,736,217
    4.400%, 04/24/20.....................................      1,059       1,080,130
Oracle Corp.
#   3.875%, 07/15/20.....................................      3,909       3,974,115
    2.250%, 01/10/21..................................... EUR 22,330      26,654,107
    2.250%, 01/10/21..................................... EUR 20,525      24,499,577
    2.800%, 07/08/21.....................................      1,834       1,839,189
    1.900%, 09/15/21.....................................      7,410       7,253,930
Pfizer, Inc.
    1.950%, 06/03/21.....................................      1,881       1,851,616
Procter & Gamble Co. (The)
    4.125%, 12/07/20..................................... EUR  2,791       3,439,601
    #1.850%, 02/02/21....................................      8,890       8,761,361
    2.000%, 11/05/21..................................... EUR 12,500      15,097,812
Toyota Motor Credit Corp.
    2.150%, 03/12/20.....................................     67,658      67,215,463
    4.500%, 06/17/20.....................................      4,500       4,600,041
    4.250%, 01/11/21.....................................      5,000       5,138,921
    1.900%, 04/08/21.....................................     13,516      13,270,739
    2.950%, 04/13/21.....................................      9,760       9,789,900
    2.750%, 05/17/21.....................................        820         818,539
Walmart, Inc.
    1.750%, 10/09/19.....................................      2,450       2,436,110
    2.850%, 06/23/20.....................................     42,244      42,445,932
#   3.125%, 06/23/21.....................................      2,500       2,526,940
                                                                      --------------
TOTAL UNITED STATES......................................                646,292,845
                                                                      --------------
TOTAL BONDS..............................................              5,082,289,718
                                                                      --------------
U.S. TREASURY OBLIGATIONS -- (5.4%)
U.S. Treasury Notes
    1.375%, 01/15/20.....................................     40,000      39,553,125
    1.250%, 01/31/20.....................................     20,000      19,741,406
    1.375%, 02/15/20.....................................     46,000      45,442,969
    1.250%, 02/29/20.....................................     36,000      35,499,375
    1.375%, 02/29/20.....................................     15,000      14,811,328
    1.625%, 03/15/20.....................................     17,300      17,124,297
    1.125%, 03/31/20.....................................     20,000      19,675,781
    1.375%, 03/31/20.....................................     15,000      14,799,023
    2.250%, 03/31/20.....................................     10,000       9,965,234
    1.500%, 04/15/20.....................................     45,000      44,462,110
    1.125%, 04/30/20.....................................     26,000      25,560,235
    1.500%, 05/15/20.....................................     15,000      14,808,398
                                                                      --------------
TOTAL U.S. TREASURY OBLIGATIONS..........................                301,443,281
                                                                      --------------
AGENCY OBLIGATIONS -- (1.5%)
Federal Home Loan Bank
    4.125%, 03/13/20.....................................     24,900      25,336,846
    2.375%, 03/30/20.....................................     17,100      17,088,953
    2.625%, 05/28/20.....................................     11,000      11,018,502
Federal National Mortgage Association
    1.500%, 02/28/20.....................................     32,000      31,635,072
                                                                      --------------
TOTAL AGENCY OBLIGATIONS.............................................     85,079,373
                                                                      --------------
TOTAL INVESTMENT SECURITIES..........................................  5,468,812,372
                                                                      --------------

                                                              SHARES
                                                              -------
SECURITIES LENDING COLLATERAL -- (0.4%)
@(S) DFA Short Term Investment Fund 2,103,017........................     24,334,006

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                 FACE
                                                                AMOUNT^       VALUE+
                                                               ---------- --------------
                                                                 (000)
COMMERCIAL PAPER -- (2.0%)
    Alberta, Province of Canada 2.714%, 04/01/19.............. 10,000,000 $    9,958,000
    Nestle Finance International, Ltd. 2.620%, 04/10/19....... 13,000,000     12,936,338
    NRW Bank 2.630%, 04/15/19................................. 21,500,000     21,390,707
    Sanofi 2.642%, 03/29/19................................... 35,000,000     34,858,964
    Total Capital Canada, Ltd. 2.674%, 04/03/19............... 30,000,000     29,867,682
                                                                          --------------
TOTAL COMMERCIAL PAPER........................................               109,011,691
                                                                          --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $5,625,225,290)^^...................................            $5,602,158,069
                                                                          ==============

As of January 31, 2019, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                UNREALIZED
                                                                                 FOREIGN
                                                                                 EXCHANGE
                                                                   SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD           COUNTERPARTY             DATE    (DEPRECIATION)
------------------  ---------------- ----------------------------- ---------- --------------
NOK    913,439,865  USD  107,685,472 State Street Bank and Trust    02/01/19   $   619,636
USD      5,691,749  GBP    4,330,546 State Street Bank and Trust    02/13/19         9,192
USD      5,910,979  GBP    4,488,662 Citibank, N.A.                 02/13/19        20,941
USD     74,125,079  SEK  664,689,594 UBS AG                         04/16/19       245,150
                                                                               -----------
TOTAL APPRECIATION                                                             $   894,919
CAD     15,065,772  USD   11,477,835 Bank of America Corp.          02/19/19   $    (7,105)
USD    105,048,679  NOK  913,439,865 Barclays Capital               02/01/19    (3,256,429)
USD    117,684,584  CAD  159,299,501 HSBC Bank                      02/06/19    (3,566,368)
USD     15,031,024  CAD   20,051,817 State Street Bank and Trust    02/11/19      (233,177)
USD     25,916,584  CAD   34,593,145 HSBC Bank                      02/11/19      (417,025)
USD     77,350,979  CAD  102,751,316 JP Morgan                      02/11/19      (867,204)
USD      5,637,468  GBP    4,346,078 Citibank, N.A.                 02/13/19       (65,470)
USD     10,142,100  GBP    7,869,487 Citibank, N.A.                 02/13/19      (184,267)
USD     14,596,805  GBP   11,328,671 National Australia Bank Ltd.   02/13/19      (268,716)
USD     16,151,239  GBP   12,360,306 Citibank, N.A.                 02/13/19       (67,997)
USD     18,964,229  GBP   14,734,854 Citibank, N.A.                 02/13/19      (370,897)
USD    122,855,229  CAD  162,365,483 JP Morgan                      02/13/19      (749,155)
USD    121,406,584  CAD  161,125,537 Citibank, N.A.                 02/14/19    (1,256,665)
USD    119,167,388  CAD  157,933,457 Barclays Capital               02/15/19    (1,068,508)
USD    124,705,523  CAD  165,291,310 HSBC Bank                      02/19/19    (1,143,458)
USD     12,482,395  CAD   16,402,531 State Street Bank and Trust    02/20/19        (6,398)
USD    117,614,617  CAD  156,469,559 HSBC Bank                      02/20/19    (1,520,407)
USD      4,123,592  CAD    5,462,842 Citibank, N.A.                 02/22/19       (35,974)
USD    117,172,396  CAD  156,035,128 State Street Bank and Trust    02/22/19    (1,637,284)
USD    107,738,552  NOK  912,782,341 State Street Bank and Trust    02/27/19      (605,924)
USD    126,419,237  DKK  823,206,685 JP Morgan                      04/02/19      (458,460)
USD      7,478,731  SGD   10,165,456 State Street Bank and Trust    04/04/19       (82,433)
USD      3,149,524  EUR    2,741,089 National Australia Bank Ltd.   04/15/19        (6,995)
USD      6,864,090  EUR    6,033,023 UBS AG                         04/15/19       (83,278)
USD     15,766,925  EUR   13,779,344 Citibank, N.A.                 04/15/19      (100,771)
USD     28,783,636  EUR   25,089,728 Citibank, N.A.                 04/15/19      (108,609)

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                                UNREALIZED
                                                                                 FOREIGN
                                                                                 EXCHANGE
                                                                   SETTLEMENT  APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD          COUNTERPARTY             DATE    (DEPRECIATION)
-------------------   --------------- ---------------------------- ---------- --------------
USD     2,854,511     SEK  25,790,588 Citibank, N.A.                04/16/19   $    (12,100)
USD     5,838,118     EUR   5,075,206 State Street Bank and Trust   04/17/19         (7,255)
USD    48,402,385     EUR  42,140,761 State Street Bank and Trust   04/17/19       (133,277)
USD    75,470,679     EUR  66,012,708 Citibank, N.A.                04/23/19       (598,015)
                                                                               ------------
TOTAL (DEPRECIATION)                                                           $(18,919,621)
                                                                               ------------
TOTAL APPRECIATION
(DEPRECIATION)                                                                 $(18,024,702)
                                                                               ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ----------------------------------------------
                                    LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                    ------- --------------  ------- --------------
Bonds
   Australia.......................   --    $  303,458,263    --    $  303,458,263
   Austria.........................   --       158,572,202    --       158,572,202
   Belgium.........................   --        14,546,491    --        14,546,491
   Canada..........................   --     1,121,841,260    --     1,121,841,260
   Denmark.........................   --       219,637,729    --       219,637,729
   Finland.........................   --        41,079,797    --        41,079,797
   France..........................   --       471,222,394    --       471,222,394
   Germany.........................   --       365,236,662    --       365,236,662
   Japan...........................   --        38,965,313    --        38,965,313
   Luxembourg......................   --        31,474,393    --        31,474,393
   Netherlands.....................   --       442,805,488    --       442,805,488
   New Zealand.....................   --         5,563,854    --         5,563,854
   Norway..........................   --       282,938,294    --       282,938,294
   Singapore.......................   --         7,472,887    --         7,472,887
   Supranational Organization
     Obligations...................   --       563,952,891    --       563,952,891
   Sweden..........................   --       367,228,955    --       367,228,955
   United States...................   --       646,292,845    --       646,292,845
Agency Obligations.................   --        85,079,373    --        85,079,373
U.S. Treasury Obligations..........   --       301,443,281    --       301,443,281
Commercial Paper...................   --       109,011,691    --       109,011,691
Securities Lending Collateral......   --        24,334,006    --        24,334,006
Forward Currency Contracts**.......   --       (18,024,702)   --       (18,024,702)
                                      --    --------------    --    --------------
TOTAL..............................   --    $5,584,133,367    --    $5,584,133,367
                                      ==    ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
BONDS -- (90.4%)
AUSTRALIA -- (3.5%)
Australia & New Zealand Banking Group, Ltd.
    2.700%, 11/16/20.....................................      3,463  $ 3,442,307
    2.625%, 11/09/22.....................................      6,667    6,512,835
Commonwealth Bank of Australia
W   2.750%, 03/10/22.....................................      2,000    1,975,581
    0.500%, 07/11/22..................................... EUR  5,725    6,577,871
National Australia Bank, Ltd.
    2.625%, 01/14/21.....................................      1,405    1,394,255
    1.875%, 07/12/21.....................................      1,350    1,311,676
    0.875%, 01/20/22..................................... EUR  1,112    1,293,222
    2.500%, 05/22/22.....................................      3,968    3,878,191
    0.350%, 09/07/22..................................... EUR  1,500    1,710,707
Westpac Banking Corp.
    4.875%, 11/19/19.....................................      3,350    3,403,448
    0.250%, 01/17/22..................................... EUR  8,500    9,705,766
                                                                      -----------
TOTAL AUSTRALIA..........................................              41,205,859
                                                                      -----------
BELGIUM -- (0.2%)
Anheuser-Busch InBev SA
    0.800%, 04/20/23..................................... EUR    500      580,804
Kingdom of Belgium Government Bond
W   0.200%, 10/22/23..................................... EUR  2,000    2,323,180
                                                                      -----------
TOTAL BELGIUM............................................               2,903,984
                                                                      -----------
CANADA -- (7.9%)
Bank of Montreal
    1.900%, 08/27/21.....................................      4,000    3,900,703
Bank of Nova Scotia (The)
    2.800%, 07/21/21.....................................        420      418,539
Canada Housing Trust No 1
W   1.450%, 06/15/20..................................... CAD 23,000   17,412,398
Canadian Imperial Bank of Commerce
    0.750%, 03/22/23..................................... EUR  5,000    5,801,563
Canadian Natural Resources, Ltd.
#   2.950%, 01/15/23.....................................      5,660    5,531,297
CPPIB Capital, Inc.
#W  1.250%, 09/20/19.....................................      3,000    2,972,820
Enbridge, Inc.
    4.000%, 10/01/23.....................................      3,000    3,042,367
Goldcorp, Inc.
    3.625%, 06/09/21.....................................        500      501,201
Province of British Columbia Canada
    3.250%, 12/18/21..................................... CAD  5,000    3,933,217
Rogers Communications, Inc.
    4.100%, 10/01/23.....................................      1,000    1,031,225
Royal Bank of Canada
    2.750%, 02/01/22.....................................      5,614    5,586,775
    1.968%, 03/02/22..................................... CAD  8,000    5,987,443
Toronto-Dominion Bank (The)
    2.250%, 11/05/19.....................................     10,067   10,034,233
    1.693%, 04/02/20..................................... CAD  7,000    5,290,262
    2.563%, 06/24/20..................................... CAD 14,000   10,689,417
    1.994%, 03/23/22..................................... CAD 10,000    7,490,163
Total Capital Canada, Ltd.
    1.125%, 03/18/22..................................... EUR  1,500    1,769,188
Toyota Credit Canada, Inc.
    2.020%, 02/28/22..................................... CAD  4,000    2,984,375
                                                                      -----------
TOTAL CANADA.............................................              94,377,186
                                                                      -----------
DENMARK -- (1.2%)
AP Moller--Maersk A.S.
    1.500%, 11/24/22..................................... EUR  1,860    2,183,916
Danske Bank A.S.
W   2.800%, 03/10/21.....................................      5,000    4,868,735
Denmark Government Bond
    1.500%, 11/15/23..................................... DKK 25,000    4,165,599
Kommunekredit
    1.625%, 06/12/20.....................................        745      734,734
    0.250%, 03/29/23..................................... EUR  2,000    2,314,032
                                                                      -----------
TOTAL DENMARK............................................              14,267,016
                                                                      -----------
FINLAND -- (1.0%)
Finland Government Bond
W   0.000%, 09/15/23..................................... EUR  4,000    4,622,076
Nordea Bank AB
    0.300%, 06/30/22..................................... EUR  5,000    5,725,505
OP Corporate Bank P.L.C.
    0.750%, 03/03/22..................................... EUR    725      839,840
    0.375%, 10/11/22..................................... EUR    500      571,017
                                                                      -----------
TOTAL FINLAND............................................              11,758,438
                                                                      -----------
FRANCE -- (5.8%)
BPCE SA
    1.125%, 12/14/22..................................... EUR  2,200    2,581,913
    0.375%, 10/05/23..................................... EUR    500      564,605
Caisse d'Amortissement de la Dette Sociale
    0.500%, 05/25/23..................................... EUR  4,000    4,680,831
    0.125%, 10/25/23..................................... EUR  6,500    7,470,177
Credit Agricole SA
W   2.750%, 06/10/20.....................................      5,000    4,969,650
Dexia Credit Local SA
    0.625%, 01/21/22..................................... EUR  1,250    1,456,122
    0.250%, 06/02/22..................................... EUR  2,000    2,302,937
    1.125%, 06/15/22..................................... GBP  2,000    2,594,438
    0.750%, 01/25/23..................................... EUR  6,000    7,021,541
    0.250%, 06/01/23..................................... EUR 12,900   14,781,871

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
FRANCE -- (Continued)
Electricite de France SA
W   2.350%, 10/13/20.....................................      5,300  $ 5,243,376
Pernod Ricard SA
W   4.450%, 01/15/22.....................................      2,450    2,522,116
Societe Generale SA
W   2.500%, 04/08/21.....................................      4,200    4,130,293
Total Capital SA
    4.125%, 01/28/21.....................................      4,000    4,104,198
Unedic Asseo
    0.875%, 10/25/22..................................... EUR  3,400    4,027,698
                                                                      -----------
TOTAL FRANCE.............................................              68,451,766
                                                                      -----------
GERMANY -- (6.3%)
Deutsche Bank AG
    2.950%, 08/20/20.....................................      1,000      977,650
Kreditanstalt fuer Wiederaufbau
    1.500%, 04/20/20.....................................     14,000   13,817,406
    0.000%, 12/15/22..................................... EUR  2,000    2,306,015
    0.125%, 06/07/23..................................... EUR 15,000   17,353,423
Landwirtschaftliche Rentenbank
    0.050%, 06/12/23..................................... EUR 10,000   11,504,210
NRW Bank
    0.000%, 08/10/22..................................... EUR  5,000    5,749,816
    0.000%, 11/11/22..................................... EUR  5,000    5,739,285
    0.125%, 03/10/23..................................... EUR  7,000    8,075,221
State of North Rhine-Westphalia Germany
    0.200%, 04/17/23..................................... EUR  7,000    8,096,261
Volkswagen Financial Services AG
    1.375%, 10/16/23..................................... EUR  1,000    1,138,389
                                                                      -----------
TOTAL GERMANY............................................              74,757,676
                                                                      -----------
IRELAND -- (1.0%)
Abbott Ireland Financing DAC
    0.875%, 09/27/23..................................... EUR  3,000    3,451,627
Johnson Controls International P.L.C.
    1.000%, 09/15/23..................................... EUR  6,000    6,864,026
Perrigo Finance Un, Ltd. Co.
    3.500%, 03/15/21.....................................      1,011      993,391
                                                                      -----------
TOTAL IRELAND............................................              11,309,044
                                                                      -----------
ITALY -- (0.1%)
Eni SpA
    1.750%, 01/18/24..................................... EUR  1,170    1,398,190
                                                                      -----------
JAPAN -- (1.5%)
Mitsubishi UFJ Financial Group, Inc.
    0.680%, 01/26/23..................................... EUR  2,150    2,460,153
Mizuho Financial Group, Inc.
W   2.632%, 04/12/21.....................................      4,000    3,945,082
    2.953%, 02/28/22.....................................        400      395,191
MUFG Bank, Ltd.
W   2.350%, 09/08/19.....................................      3,000    2,992,282
Sumitomo Mitsui Financial Group, Inc.
    2.058%, 07/14/21.....................................      3,000    2,923,960
    2.784%, 07/12/22.....................................        400      393,937
    0.819%, 07/23/23..................................... EUR  3,869    4,449,579
                                                                      -----------
TOTAL JAPAN..............................................              17,560,184
                                                                      -----------
LUXEMBOURG -- (3.2%)
Allergan Funding SCS
    3.450%, 03/15/22.....................................      6,000    5,986,799
European Financial Stability Facility
    0.500%, 01/20/23..................................... EUR  6,500    7,628,707
    0.125%, 10/17/23..................................... EUR  4,000    4,609,911
    0.200%, 01/17/24..................................... EUR 17,000   19,614,091
                                                                      -----------
TOTAL LUXEMBOURG.........................................              37,839,508
                                                                      -----------
NETHERLANDS -- (5.3%)
ABN AMRO Bank NV
    0.500%, 07/17/23..................................... EUR    911    1,041,746
Bank Nederlandse Gemeenten NV
    0.050%, 07/11/23..................................... EUR 12,000   13,757,267
BNG Bank NV
    1.875%, 06/11/19.....................................      5,000    4,985,365
    1.750%, 03/24/20.....................................     10,000    9,896,140
    1.000%, 03/15/22..................................... GBP  1,000    1,300,784
    0.500%, 08/26/22..................................... EUR  5,000    5,847,336
Cooperatieve Rabobank UA
    0.125%, 10/11/21..................................... EUR    900    1,031,006
    2.750%, 01/10/22.....................................        810      802,301
    4.000%, 01/11/22..................................... EUR    980    1,246,528
    4.750%, 06/06/22..................................... EUR  1,367    1,798,222
    2.750%, 01/10/23.....................................      1,000      980,941
Enel Finance International NV
    5.000%, 09/14/22..................................... EUR  2,000    2,662,133
Iberdrola International BV
    1.750%, 09/17/23..................................... EUR  1,000    1,208,033
ING Groep NV
    1.000%, 09/20/23..................................... EUR  5,000    5,724,967
Koninklijke Philips NV
    0.500%, 09/06/23..................................... EUR  2,000    2,290,760
Mondelez International Holdings Netherlands BV
W   2.000%, 10/28/21.....................................      6,000    5,806,476
Mylan N.V.
    3.150%, 06/15/21.....................................      1,000      982,454
Shell International Finance BV
    1.750%, 09/12/21.....................................      2,000    1,950,122

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
NETHERLANDS -- (Continued)
Volkswagen International Finance NV
    0.875%, 01/16/23..................................... EUR     300 $   338,001
                                                                      -----------
TOTAL NETHERLANDS........................................              63,650,582
                                                                      -----------
NEW ZEALAND -- (0.2%)
ASB Finance, Ltd.
    0.500%, 06/10/22..................................... EUR   2,000   2,283,561
                                                                      -----------
NORWAY -- (1.1%)
Kommunalbanken A.S.
    2.250%, 01/25/22.....................................      13,250  13,109,895
                                                                      -----------
S.GEORGIA/S.SAN -- (0.1%)
Credit Suisse Group Funding Guernsey, Ltd.
    1.250%, 04/14/22..................................... EUR   1,000   1,157,633
                                                                      -----------
SPAIN -- (0.7%)
Banco Santander SA
    3.848%, 04/12/23.....................................       3,000   2,990,557
Spain Government Bond
W   5.400%, 01/31/23..................................... EUR   2,500   3,466,740
Telefonica Emisiones SAU
    3.987%, 01/23/23..................................... EUR   1,700   2,198,367
                                                                      -----------
TOTAL SPAIN..............................................               8,655,664
                                                                      -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (4.9%)
African Development Bank
    1.875%, 03/16/20.....................................       5,000   4,945,120
European Investment Bank
    1.875%, 03/15/19.....................................      10,000   9,993,300
    1.750%, 06/17/19.....................................       5,000   4,985,440
    4.250%, 12/07/21..................................... GBP     220     313,299
    0.000%, 10/16/23..................................... EUR   5,000   5,743,417
European Stability Mechanism
    0.100%, 07/31/23..................................... EUR  28,000  32,259,925
                                                                      -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............              58,240,501
                                                                      -----------
SWEDEN -- (6.6%)
Kommuninvest I Sverige AB
    0.250%, 06/01/22..................................... SEK 269,000  29,718,950
    0.750%, 02/22/23..................................... SEK  50,000   5,596,744
Skandinaviska Enskilda Banken AB
    0.300%, 02/17/22..................................... EUR   1,250   1,431,824
    1.250%, 08/05/22..................................... GBP   2,000   2,588,475
Svenska Handelsbanken AB
#   2.400%, 10/01/20.....................................       7,645   7,568,468
    0.250%, 02/28/22..................................... EUR   4,600   5,257,297
Swedbank AB
    0.250%, 11/07/22..................................... EUR     800     911,754
Sweden Government Bond
    3.500%, 06/01/22..................................... SEK 156,000  19,399,525
W   1.500%, 11/13/23..................................... SEK  52,000   6,182,198
                                                                      -----------
TOTAL SWEDEN.............................................              78,655,235
                                                                      -----------
SWITZERLAND -- (0.5%)
Credit Suisse AG/London
    1.000%, 06/07/23..................................... EUR   2,000   2,332,868
UBS AG Stamford CT
    2.375%, 08/14/19.....................................         667     665,899
UBS Group Funding Switzerland AG
    1.750%, 11/16/22..................................... EUR   2,000   2,365,985
                                                                      -----------
TOTAL SWITZERLAND........................................               5,364,752
                                                                      -----------
UNITED KINGDOM -- (3.5%)
AstraZeneca P.L.C.
    2.375%, 11/16/20.....................................       5,000   4,943,452
Barclays P.L.C.
    2.750%, 11/08/19.....................................       8,000   7,972,480
BAT International Finance P.L.C.
    0.875%, 10/13/23..................................... EUR   5,100   5,752,067
BP Capital Markets P.L.C.
    2.315%, 02/13/20.....................................         171     170,098
    1.109%, 02/16/23..................................... EUR   5,000   5,864,516
British Telecommunications P.L.C.
    0.500%, 06/23/22..................................... EUR     400     454,173
    1.125%, 03/10/23..................................... EUR   5,000   5,765,119
GlaxoSmithKline Capital P.L.C.
    2.850%, 05/08/22.....................................       1,000     994,206
Lloyds Banking Group P.L.C.
    3.000%, 01/11/22.....................................       1,000     982,337
Nationwide Building Society
    0.625%, 04/19/23..................................... EUR   3,000   3,416,063
PPL WEM, Ltd. / Western Power Distribution, Ltd.
W   5.375%, 05/01/21.....................................         500     514,808
Santander UK P.L.C.
    2.375%, 03/16/20.....................................         224     222,429
Sky, Ltd.
    1.875%, 11/24/23..................................... EUR   2,748   3,286,964
Vodafone Group P.L.C.
    1.750%, 08/25/23..................................... EUR   1,300   1,548,885
                                                                      -----------
TOTAL UNITED KINGDOM.....................................              41,887,597
                                                                      -----------
UNITED STATES -- (35.8%)
ABB Finance USA, Inc.
    2.875%, 05/08/22.....................................       1,200   1,197,544
AbbVie, Inc.
    2.500%, 05/14/20.....................................       1,422   1,413,522
    2.900%, 11/06/22.....................................       5,500   5,433,183
Activision Blizzard, Inc.
    2.600%, 06/15/22.....................................       5,000   4,884,358

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
Aetna, Inc.
    2.750%, 11/15/22.....................................      5,000  $4,882,660
Aflac, Inc.
    3.625%, 06/15/23.....................................      5,000   5,063,898
Allergan Finance LLC
    3.250%, 10/01/22.....................................      3,200   3,166,376
Altria Group, Inc.
    2.850%, 08/09/22.....................................      5,700   5,575,728
Ameren Corp.
    2.700%, 11/15/20.....................................      1,000     990,669
American Express Co.
    2.500%, 08/01/22.....................................      2,220   2,168,544
American Express Credit Corp.
    2.250%, 08/15/19.....................................      2,500   2,494,673
American Honda Finance Corp.
    2.450%, 09/24/20.....................................      1,680   1,669,923
    1.375%, 11/10/22..................................... EUR  2,000   2,368,016
    0.550%, 03/17/23..................................... EUR  1,163   1,334,602
American International Group, Inc.
    1.500%, 06/08/23..................................... EUR  1,000   1,165,429
AmerisourceBergen Corp.
#   3.500%, 11/15/21.....................................      5,000   5,019,308
Amgen, Inc.
    2.200%, 05/22/19.....................................        575     573,995
    2.650%, 05/11/22.....................................      1,425   1,405,227
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23.....................................      3,327   3,204,813
Anthem, Inc.
    3.300%, 01/15/23.....................................      5,000   5,035,937
Apache Corp.
    3.250%, 04/15/22.....................................      1,572   1,556,706
AT&T, Inc.
    2.500%, 03/15/23..................................... EUR  5,000   6,078,453
Autodesk, Inc.
    3.600%, 12/15/22.....................................      2,239   2,233,531
AutoZone, Inc.
    3.700%, 04/15/22.....................................      1,318   1,320,221
    2.875%, 01/15/23.....................................      3,000   2,899,958
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
    2.773%, 12/15/22.....................................        800     782,448
Bank of America Corp.
    2.650%, 04/01/19.....................................      1,000   1,000,002
    5.700%, 01/24/22.....................................      2,000   2,147,081
Bayer U.S. Finance II LLC
W   2.125%, 07/15/19.....................................      2,500   2,493,383
Bayer U.S. Finance LLC
W   2.375%, 10/08/19.....................................      5,000   4,965,336
Biogen, Inc.
    2.900%, 09/15/20.....................................      5,000   4,994,435
BMW US Capital LLC
W   2.000%, 04/11/21.....................................      2,365   2,303,947
W   3.450%, 04/12/23.....................................      5,000   5,040,653
Booking Holdings, Inc.
    0.800%, 03/10/22..................................... EUR  1,900   2,194,747
Boston Scientific Corp.
    6.000%, 01/15/20.....................................      1,433   1,472,046
BP Capital Markets America, Inc.
    2.112%, 09/16/21.....................................        500     489,040
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.....................................      1,200   1,199,352
Broadcom Corp. / Broadcom Cayman Finance Ltd.
    3.000%, 01/15/22.....................................      5,000   4,894,112
Capital One NA
    2.950%, 07/23/21.....................................      4,495   4,452,943
Cardinal Health, Inc.
    3.200%, 06/15/22.....................................      5,000   4,933,119
CBS Corp.
    2.300%, 08/15/19.....................................      1,417   1,412,055
Celgene Corp.
    2.250%, 05/15/19.....................................        765     763,794
    3.550%, 08/15/22.....................................      1,777   1,789,124
Chevron Corp.
    2.498%, 03/03/22.....................................      3,000   2,983,321
Church & Dwight Co., Inc.
    2.875%, 10/01/22.....................................      2,000   1,971,638
Cigna Corp.
    4.500%, 03/15/21.....................................      1,000   1,018,699
Citizens Bank N.A.
    3.700%, 03/29/23.....................................      1,671   1,685,387
Citizens Bank NA
    2.550%, 05/13/21.....................................      2,836   2,796,322
Coca-Cola Co. (The)
    0.750%, 03/09/23..................................... EUR  2,000   2,331,831
Comcast Corp.
    3.125%, 07/15/22.....................................        569     570,914
    2.750%, 03/01/23.....................................      3,000   2,957,466
Comerica, Inc.
    2.125%, 05/23/19.....................................        700     698,665
Conagra Brands, Inc.
    3.200%, 01/25/23.....................................      3,460   3,367,276
Cox Communications, Inc.
W   3.250%, 12/15/22.....................................      5,000   4,938,927
CVS Health Corp.
    2.250%, 08/12/19.....................................        600     598,038
    2.800%, 07/20/20.....................................      2,665   2,655,136
Daimler Finance North America LLC
W   2.850%, 01/06/22.....................................      6,200   6,091,057
Discovery Communications LLC
W   2.750%, 11/15/19.....................................      6,000   5,968,073
Dow Chemical Co. (The)
    3.000%, 11/15/22.....................................      3,134   3,118,933
DTE Energy Co.
    2.400%, 12/01/19.....................................      1,151   1,141,623

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
Duke Energy Corp.
    3.050%, 08/15/22.....................................      2,300  $2,287,326
E*TRADE Financial Corp.
    2.950%, 08/24/22.....................................      5,000   4,865,308
Eaton Corp.
    2.750%, 11/02/22.....................................        500     492,402
eBay, Inc.
    2.200%, 08/01/19.....................................      5,500   5,480,975
    2.600%, 07/15/22.....................................        760     738,155
Edison International
    2.400%, 09/15/22.....................................        500     456,883
Energy Transfer Partners L.P.
    3.600%, 02/01/23.....................................      4,594   4,536,065
Enterprise Products Operating LLC
    3.350%, 03/15/23.....................................      2,000   2,003,594
Equifax, Inc.
    3.300%, 12/15/22.....................................      1,000     980,955
Exelon Generation Co. LLC
    3.400%, 03/15/22.....................................        815     808,533
    4.250%, 06/15/22.....................................      1,000   1,022,461
Express Scripts Holding Co.
    2.250%, 06/15/19.....................................      2,865   2,858,664
Exxon Mobil Corp.
    1.912%, 03/06/20.....................................      5,009   4,972,086
    2.222%, 03/01/21.....................................      2,800   2,777,522
FedEx Corp.
    1.000%, 01/11/23..................................... EUR  5,000   5,788,114
Fifth Third Bancorp
    2.300%, 03/01/19.....................................      2,270   2,269,290
Fifth Third Bank
    2.375%, 04/25/19.....................................        453     452,641
Fluor Corp.
    1.750%, 03/21/23..................................... EUR    700     827,583
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20.....................................      3,000   2,982,051
General Mills, Inc.
    1.000%, 04/27/23..................................... EUR  1,809   2,095,581
General Motors Financial Co., Inc.
    4.200%, 03/01/21.....................................      1,000   1,007,983
    3.450%, 01/14/22.....................................      5,000   4,913,038
Goldman Sachs Group, Inc. (The)
    2.625%, 04/25/21.....................................        500     494,397
    5.250%, 07/27/21.....................................      5,000   5,243,835
    5.750%, 01/24/22.....................................      1,400   1,501,960
Harley-Davidson Financial Services, Inc.
W   2.150%, 02/26/20.....................................      5,000   4,934,892
W   2.550%, 06/09/22.....................................      1,924   1,840,885
Honeywell International, Inc.
    1.300%, 02/22/23..................................... EUR  5,000   5,923,926
HP, Inc.
    4.300%, 06/01/21.....................................        518     530,424
HSBC USA, Inc.
    2.350%, 03/05/20.....................................        825     819,867
Humana, Inc.
    2.625%, 10/01/19.....................................      1,455   1,451,503
Johnson & Johnson
    1.650%, 03/01/21.....................................      4,452   4,356,496
Kellogg Co.
    0.800%, 11/17/22..................................... EUR    790     910,582
Keurig Dr Pepper, Inc.
    2.700%, 11/15/22.....................................      4,684   4,513,741
KeyCorp
    2.900%, 09/15/20.....................................      2,142   2,135,601
Kraft Heinz Foods Co.
    4.000%, 06/15/23.....................................      1,000   1,016,846
Kroger Co. (The)
    2.950%, 11/01/21.....................................      1,000     992,281
Legg Mason, Inc.
    2.700%, 07/15/19.....................................      5,425   5,419,988
Lockheed Martin Corp.
#   2.500%, 11/23/20.....................................      2,900   2,891,747
Marathon Petroleum Corp.
    3.400%, 12/15/20.....................................      3,500   3,500,803
Mastercard, Inc.
    1.100%, 12/01/22..................................... EUR  1,000   1,177,605
Mead Johnson Nutrition Co.
    3.000%, 11/15/20.....................................      2,800   2,798,771
Microsoft Corp.
    1.850%, 02/12/20.....................................      2,000   1,984,209
    1.550%, 08/08/21.....................................      1,178   1,148,527
Morgan Stanley
    2.375%, 07/23/19.....................................      1,365   1,362,594
    1.875%, 03/30/23..................................... EUR  1,500   1,794,057
Mosaic Co. (The)
    3.750%, 11/15/21.....................................      6,000   6,012,594
Motorola Solutions, Inc.
    3.500%, 03/01/23.....................................      2,000   1,952,242
National Grid North America, Inc.
    0.750%, 08/08/23..................................... EUR  1,050   1,199,165
National Oilwell Varco, Inc.
    2.600%, 12/01/22.....................................      4,000   3,832,000
NetApp, Inc.
    3.250%, 12/15/22.....................................        500     490,444
Newell Brands, Inc.
    4.000%, 06/15/22.....................................      5,440   5,390,992
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.....................................      3,850   3,836,558
Nissan Motor Acceptance Corp.............................
W   2.550%, 03/08/21.....................................      3,500   3,414,047
Nordstrom, Inc.
    4.750%, 05/01/20.....................................      5,225   5,298,967
Omnicom Group, Inc. / Omnicom Capital, Inc.
    4.450%, 08/15/20.....................................      1,000   1,019,117
    3.625%, 05/01/22.....................................      3,200   3,210,004

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                 FACE
                                                                AMOUNT^     VALUE+
                                                                ------- --------------
                                                                 (000)
UNITED STATES -- (Continued)
ONEOK Partners L.P.
      3.375%, 10/01/22.....................................       1,730 $    1,728,160
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
W     3.375%, 02/01/22.....................................         361        358,401
Pfizer, Inc.
      0.250%, 03/06/22..................................... EUR  13,680     15,672,105
Philip Morris International, Inc.
      2.375%, 08/17/22.....................................       6,985      6,821,233
Procter & Gamble Co. (The)
      2.000%, 08/16/22..................................... EUR     400        488,238
Progress Energy, Inc.
      4.400%, 01/15/21.....................................       1,500      1,530,248
QUALCOMM, Inc.
#     2.600%, 01/30/23.....................................       5,000      4,876,595
Regions Financial Corp.
      2.750%, 08/14/22.....................................       1,500      1,462,137
Roper Technologies, Inc.
#     2.800%, 12/15/21.....................................       1,000        985,123
Ryder System, Inc.
#     3.400%, 03/01/23.....................................       2,325      2,292,821
Santander Holdings USA, Inc.
      3.400%, 01/18/23.....................................       9,525      9,379,862
Sempra Energy
      4.050%, 12/01/23.....................................       1,000      1,012,492
Sherwin-Williams Co. (The)
      2.750%, 06/01/22.....................................       2,000      1,962,172
Southern Co. (The)
      2.750%, 06/15/20.....................................       5,000      4,983,367
Southwest Airlines Co.
      2.750%, 11/06/19.....................................       5,000      4,996,620
Stryker Corp.
      2.625%, 03/15/21.....................................       2,400      2,377,002
SunTrust Bank
      2.450%, 08/01/22.....................................       1,000        974,154
SunTrust Banks, Inc.
      2.900%, 03/03/21.....................................       1,070      1,066,560
TD Ameritrade Holding Corp.
      2.950%, 04/01/22.....................................       2,563      2,567,718
Toyota Motor Credit Corp.
      1.900%, 04/08/21.....................................      10,928     10,729,701
      2.600%, 01/11/22.....................................       3,152      3,127,845
      0.750%, 07/21/22..................................... EUR     500        581,564
Union Pacific Corp.
      1.800%, 02/01/20.....................................         844        834,566
      4.000%, 02/01/21.....................................       1,470      1,499,687
      2.750%, 04/15/23.....................................       1,396      1,372,282
UnitedHealth Group, Inc.
      2.375%, 10/15/22.....................................         500        489,317
Verizon Communications, Inc.
      4.600%, 04/01/21.....................................       1,197      1,238,320
      2.946%, 03/15/22.....................................       1,125      1,121,802
      3.125%, 03/16/22.....................................       3,650      3,662,109
Viacom, Inc.
      4.500%, 03/01/21.....................................       6,000      6,103,895
Volkswagen Group of America Finance LLC
W     2.400%, 05/22/20.....................................       3,625      3,584,262
Walgreen Co.
      3.100%, 09/15/22.....................................         500        492,079
Walgreens Boots Alliance, Inc.
      2.700%, 11/18/19.....................................       1,590      1,588,163
Warner Media LLC
      4.000%, 01/15/22.....................................       4,970      5,047,807
      1.950%, 09/15/23..................................... EUR     175        207,890
Wells Fargo & Co.
      2.150%, 01/30/20.....................................         750        744,918
      1.500%, 09/12/22..................................... EUR     300        354,771
Whirlpool Corp.
      3.700%, 03/01/23.....................................       1,000        983,548
Williams Cos., Inc. (The)
      3.700%, 01/15/23.....................................         670        668,959
Zimmer Biomet Holdings, Inc.
      2.700%, 04/01/20.....................................       2,210      2,200,089
                                                                        --------------
TOTAL UNITED STATES........................................                426,545,656
                                                                        --------------
TOTAL BONDS................................................              1,075,379,927
                                                                        --------------
U.S. TREASURY OBLIGATIONS -- (9.2%)
U.S. Treasury Notes
      1.250%, 10/31/19.....................................      12,000     11,884,219
      1.875%, 12/31/19.....................................      98,500     97,888,222
                                                                        --------------
TOTAL U.S. TREASURY OBLIGATIONS............................                109,772,441
                                                                        --------------
TOTAL INVESTMENT SECURITIES................................              1,185,152,368
                                                                        --------------
                                                                SHARES
                                                                -------
SECURITIES LENDING COLLATERAL -- (0.4%)
@(S)  DFA Short Term Investment Fund.......................     457,671      5,295,712
                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,202,747,089)^^..................................             $1,190,448,080
                                                                        ==============

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

As of January 31, 2019, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                 UNREALIZED
                                                                                  FOREIGN
                                                                                  EXCHANGE
                                                                    SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD          COUNTERPARTY             DATE    (DEPRECIATION)
-------------------   ---------------- ---------------------------- ---------- --------------
EUR         89,028    USD      101,381 Citibank, N.A.                04/23/19   $     1,209
USD        442,981    EUR      383,616 Citibank, N.A.                04/04/19         1,635
USD     62,456,327    SEK  557,831,120 UBS AG                        04/17/19       448,824
                                                                                -----------
TOTAL APPRECIATION                                                              $   451,668
SEK      1,258,225    USD      140,007 Citibank, N.A.                04/17/19   $      (145)
USD     53,522,222    CAD   70,752,417 HSBC Bank                     02/14/19      (340,880)
USD      4,172,922    DKK   27,263,830 State Street Bank and Trust   02/19/19       (12,769)
USD      6,798,281    GBP    5,206,827 Citibank, N.A.                02/22/19       (37,280)
USD     83,083,557    EUR   72,500,000 State Street Bank and Trust   04/01/19      (304,497)
USD     83,791,941    EUR   73,118,313 State Street Bank and Trust   04/02/19      (314,826)
USD      1,582,413    EUR    1,381,857 Citibank, N.A.                04/04/19        (7,399)
USD      1,626,679    EUR    1,421,854 Citibank, N.A.                04/04/19        (9,150)
USD      2,207,039    EUR    1,930,502 Citibank, N.A.                04/04/19       (13,984)
USD      2,808,890    EUR    2,447,312 Citibank, N.A.                04/04/19        (6,716)
USD      5,369,032    EUR    4,670,951 Citibank, N.A.                04/04/19        (4,849)
USD     56,450,343    EUR   49,253,182 State Street Bank and Trust   04/04/19      (214,929)
USD    139,924,740    EUR  122,197,788 State Street Bank and Trust   04/23/19      (887,936)
                                                                                -----------
TOTAL (DEPRECIATION)                                                            $(2,155,360)
                                                                                -----------
TOTAL APPRECIATION
(DEPRECIATION)                                                                  $(1,703,692)
                                                                                ===========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
-                              -----------------------------------------
                               LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
-                              ------- ------------ ------- ------------
Bonds
   Australia..................   --    $ 41,205,859   --    $ 41,205,859
   Belgium....................   --       2,903,984   --       2,903,984
   Canada.....................   --      94,377,186   --      94,377,186
   Denmark....................   --      14,267,016   --      14,267,016
   Finland....................   --      11,758,438   --      11,758,438
   France.....................   --      68,451,766   --      68,451,766
   Germany....................   --      74,757,676   --      74,757,676
   Ireland....................   --      11,309,044   --      11,309,044
   Italy......................   --       1,398,190   --       1,398,190
   Japan......................   --      17,560,184   --      17,560,184
   Luxembourg.................   --      37,839,508   --      37,839,508
   Netherlands................   --      63,650,582   --      63,650,582
   New Zealand................   --       2,283,561   --       2,283,561
   Norway.....................   --      13,109,895   --      13,109,895
   S.Georgia/S.San............   --       1,157,633   --       1,157,633
   Spain......................   --       8,655,664   --       8,655,664
   Supranational Organization
     Obligations..............   --      58,240,501   --      58,240,501
   Sweden.....................   --      78,655,235   --      78,655,235
   Switzerland................   --       5,364,752   --       5,364,752
   United Kingdom.............   --      41,887,597   --      41,887,597
   United States..............   --     426,545,656   --     426,545,656
U.S. Treasury Obligations.....   --     109,772,441   --     109,772,441

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                 LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                 ------- --------------  ------- --------------
Securities Lending Collateral...   --    $    5,295,712    --    $    5,295,712
Forward Currency Contracts**....   --        (1,703,692)   --        (1,703,692)
                                   --    --------------    --    --------------
TOTAL...........................   --    $1,188,744,388    --    $1,188,744,388
                                   ==    ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT     VALUE+
                                                           ------- ------------
                                                           (000)
                                                           -------
AGENCY OBLIGATIONS -- (26.7%)
Federal Home Loan Bank
   1.375%, 02/18/21.......................................  20,000 $ 19,564,320
   1.750%, 03/12/21.......................................  10,000    9,837,390
   2.375%, 03/12/21.......................................  16,000   15,959,248
   1.875%, 06/11/21.......................................  20,000   19,685,520
   1.125%, 07/14/21.......................................  20,000   19,377,860
   2.375%, 09/10/21.......................................  33,000   32,874,237
   1.875%, 11/29/21.......................................  54,000   53,156,196
   2.625%, 12/10/21.......................................  20,000   20,057,360
   2.250%, 03/11/22.......................................  67,550   66,968,124
   2.500%, 03/11/22.......................................  31,635   31,556,071
   2.125%, 06/10/22.......................................  59,150   58,355,675
   5.250%, 06/10/22.......................................   5,200    5,654,303
   2.000%, 09/09/22.......................................  46,730   45,772,456
   1.875%, 12/09/22.......................................  10,000    9,749,220
   2.500%, 12/09/22.......................................  92,000   91,763,376
   5.250%, 12/09/22.......................................   9,000    9,867,312
   2.125%, 03/10/23.......................................  25,250   24,823,224
   3.250%, 06/09/23.......................................  69,800   71,709,728
Tennessee Valley Authority
   3.875%, 02/15/21.......................................  22,000   22,569,118
                                                                   ------------
TOTAL AGENCY OBLIGATIONS..................................          629,300,738
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (73.1%)
U.S. Treasury Notes
   1.250%, 10/31/19.......................................  32,000   31,691,250
   1.500%, 10/31/19.......................................  83,000   82,354,804
   1.000%, 11/15/19.......................................  29,000   28,651,094
   1.000%, 11/30/19.......................................  30,000   29,619,141
   1.500%, 11/30/19....................................... 100,000   99,132,812
   1.375%, 12/15/19.......................................  53,000   52,459,649
   1.625%, 12/31/19.......................................  33,000   32,718,985
   1.875%, 12/31/19.......................................  25,000   24,844,727
   1.375%, 01/15/20.......................................  43,000   42,519,609
   1.375%, 02/15/20.......................................  28,000   27,660,937
   3.625%, 02/15/20.......................................  88,700   89,642,437
   1.375%, 02/29/20.......................................  10,000    9,874,219
   1.375%, 03/31/20.......................................  82,000   80,901,328
   1.125%, 04/30/20.......................................  56,000   55,052,813
   1.875%, 06/30/20....................................... 102,000  101,107,500
   2.000%, 09/30/20....................................... 127,000  125,992,929
   1.750%, 10/31/20.......................................  60,000   59,238,281
   1.625%, 11/30/20....................................... 181,000  178,221,368
   3.625%, 02/15/21....................................... 112,000  114,555,000
   1.375%, 04/30/21....................................... 147,500  144,014,161
   3.125%, 05/15/21.......................................  29,000   29,423,672
   1.375%, 05/31/21.......................................  71,000   69,258,281
   1.125%, 07/31/21....................................... 105,000  101,620,312
   1.125%, 08/31/21.......................................  51,000   49,312,617
   1.250%, 10/31/21.......................................  14,000   13,557,031
   1.750%, 06/30/22.......................................  41,000   40,091,914

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT       VALUE+
                                                         --------- --------------
                                                          (000)
                                                         ---------
   1.625%, 05/31/23.....................................    10,000 $    9,664,453
                                                                   --------------
TOTAL U.S. TREASURY OBLIGATIONS.........................            1,723,181,324
                                                                   --------------
TOTAL INVESTMENT SECURITIES.............................            2,352,482,062
                                                                   --------------
                                                          SHARES
                                                         ---------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   State Street Institutional U.S. Government Money
     Market Fund 2.320%................................. 5,732,961      5,732,961
                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,377,605,547)^^...............................           $2,358,215,023
                                                                   ==============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Agency Obligations............         -- $  629,300,738   --    $  629,300,738
U.S. Treasury Obligations.....         --  1,723,181,324   --     1,723,181,324
Temporary Cash Investments.... $5,732,961             --   --         5,732,961
                               ---------- --------------   --    --------------
TOTAL......................... $5,732,961 $2,352,482,062   --    $2,358,215,023
                               ========== ==============   ==    ==============

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                FACE
                                                               AMOUNT^      VALUE+
                                                              --------- --------------
                                                                (000)
BONDS -- (99.9%)
AUSTRALIA -- (5.0%)
Australia & New Zealand Banking Group, Ltd.
    2.625%, 11/09/22.....................................        89,167 $   87,105,138
Commonwealth Bank of Australia
W   2.750%, 03/10/22.....................................        77,078     76,136,897
    0.500%, 07/11/22..................................... EUR    16,950     19,475,093
National Australia Bank, Ltd.
    2.800%, 01/10/22.....................................       147,432    146,231,242
    0.875%, 01/20/22..................................... EUR     9,168     10,662,102
    2.500%, 05/22/22.....................................       112,927    110,371,094
    0.350%, 09/07/22..................................... EUR    27,190     31,009,406
Westpac Banking Corp.
#   2.000%, 08/19/21.....................................        29,692     28,900,453
#   2.800%, 01/11/22.....................................       158,511    157,941,116
    0.250%, 01/17/22..................................... EUR    11,762     13,430,496
    2.500%, 06/28/22.....................................        31,886     31,196,662
    2.625%, 12/14/22..................................... GBP     5,416      7,335,583
                                                                        --------------
TOTAL AUSTRALIA..........................................                  719,795,282
                                                                        --------------
AUSTRIA -- (2.8%)
Oesterreichische Kontrollbank AG
    0.750%, 03/07/22..................................... GBP     8,000     10,339,159
Republic of Austria Government Bond
W   0.000%, 07/15/23..................................... EUR   339,000    391,861,026
                                                                        --------------
TOTAL AUSTRIA                                                              402,200,185
                                                                        --------------
BELGIUM -- (3.0%)
Kingdom of Belgium Government Bond
    2.250%, 06/22/23..................................... EUR   299,000    379,517,692
W   0.200%, 10/22/23..................................... EUR    40,000     46,463,599
                                                                        --------------
TOTAL BELGIUM............................................                  425,981,291
                                                                        --------------
CANADA -- (16.3%)
Bank of Montreal
    1.880%, 03/31/21..................................... CAD    81,000     60,930,469
    1.900%, 08/27/21.....................................        21,907     21,363,177
Bank of Nova Scotia (The)
    2.130%, 06/15/20..................................... CAD   120,000     91,055,520
    3.270%, 01/11/21..................................... CAD    25,000     19,323,985
    2.700%, 03/07/22.....................................       153,468    151,858,564
Canada Housing Trust No. 1
W   1.750%, 06/15/22..................................... CAD    82,000     61,896,754
W   2.400%, 12/15/22..................................... CAD   141,000    108,684,661
Province of Alberta Canada
    1.350%, 09/01/21..................................... CAD   206,500    154,392,127
    2.550%, 12/15/22..................................... CAD    23,000     17,708,748
Province of British Columbia Canada
    3.250%, 12/18/21..................................... CAD    38,000     29,892,446
    2.700%, 12/18/22..................................... CAD    84,000     65,171,521
Province of Manitoba Canada
    2.125%, 05/04/22.....................................         6,220      6,081,729
    2.550%, 06/02/23..................................... CAD     5,000      3,843,639
Province of Ontario Canada
    4.000%, 06/02/21..................................... CAD    25,000     19,876,137
    1.350%, 03/08/22..................................... CAD    80,000     59,503,634
    3.150%, 06/02/22..................................... CAD   271,950    213,528,198
Province of Quebec Canada
    4.250%, 12/01/21..................................... CAD    83,000     66,948,933
    0.875%, 05/24/22..................................... GBP    11,551     14,919,029
    3.500%, 12/01/22..................................... CAD   265,200    211,647,341
Quebec, Province of Canada
    1.500%, 12/15/23..................................... GBP    20,000     26,288,673
    2.375%, 01/22/24..................................... EUR     7,728      9,787,083
Royal Bank of Canada
    2.860%, 03/04/21..................................... CAD    19,000     14,586,164
    2.030%, 03/15/21..................................... CAD   110,500     83,414,696
#   2.750%, 02/01/22.....................................        76,944     76,570,862
    1.968%, 03/02/22..................................... CAD   304,434    227,847,632
    2.000%, 03/21/22..................................... CAD    30,000     22,468,435
Toronto-Dominion Bank (The)
    1.693%, 04/02/20..................................... CAD     6,500      4,912,386
    2.125%, 04/07/21.....................................        92,746     91,256,254
    2.621%, 12/22/21..................................... CAD    57,179     43,691,815
    1.994%, 03/23/22..................................... CAD   313,467    234,791,900
    3.005%, 05/30/23..................................... CAD    33,000     25,503,139
Total Capital Canada, Ltd.
    1.125%, 03/18/22..................................... EUR    21,600     25,476,300
Toyota Credit Canada, Inc.
    2.200%, 02/25/21..................................... CAD    13,000      9,821,508
    2.020%, 02/28/22..................................... CAD    43,966     32,802,762
    2.350%, 07/18/22..................................... CAD    34,200     25,685,854
                                                                        --------------
TOTAL CANADA.............................................                2,333,532,075
                                                                        --------------
DENMARK -- (4.1%)
Denmark Government Bond
    1.500%, 11/15/23..................................... DKK 2,533,000    422,058,445
Kommunekredit
    0.000%, 09/08/22..................................... EUR    30,214     34,683,291
    0.250%, 03/29/23..................................... EUR    66,308     76,719,428
    0.250%, 05/15/23..................................... EUR    36,868     42,637,376
    0.125%, 08/28/23..................................... EUR     3,193      3,669,435
                                                                        --------------
TOTAL DENMARK............................................                  579,767,975
                                                                        --------------
FINLAND -- (4.2%)
Finland Government Bond
W   0.000%, 09/15/23..................................... EUR   366,500    423,497,725

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^     VALUE+
                                                              ------- --------------
                                                               (000)
FINLAND -- (Continued)
Municipality Finance P.L.C.
    1.250%, 12/07/22..................................... GBP  39,634 $   51,900,543
Nordea Bank AB
    2.375%, 06/02/22..................................... GBP   9,480     12,729,665
    0.300%, 06/30/22..................................... EUR   6,300      7,214,136
    3.250%, 07/05/22..................................... EUR  13,403     16,845,735
OP Corporate Bank P.L.C.
    0.750%, 03/03/22..................................... EUR  56,018     64,891,250
    2.500%, 05/20/22..................................... GBP   2,550      3,433,333
    0.375%, 10/11/22..................................... EUR  16,840     19,231,861
                                                                      --------------
TOTAL FINLAND............................................                599,744,248
                                                                      --------------
FRANCE -- (9.1%)
Agence Francaise de Developpement
    0.125%, 04/30/22..................................... EUR  48,200     55,455,588
    0.500%, 10/25/22..................................... EUR  19,600     22,828,543
Caisse d'Amortissement de la Dette Sociale
    0.125%, 11/25/22..................................... EUR 279,100    322,392,912
    0.500%, 05/25/23..................................... EUR  33,500     39,201,957
    0.125%, 10/25/23..................................... EUR  46,900     53,900,203
Dexia Credit Local SA
    0.875%, 09/07/21..................................... GBP   4,600      5,955,044
    0.625%, 01/21/22..................................... EUR  22,650     26,384,937
    0.250%, 06/02/22..................................... EUR  29,400     33,853,168
    1.125%, 06/15/22..................................... GBP  20,100     26,074,100
    0.750%, 01/25/23..................................... EUR  60,100     70,332,439
    0.250%, 06/01/23..................................... EUR   6,600      7,562,818
French Republic Government Bond OAT
    0.000%, 03/25/23..................................... EUR 168,000    194,051,434
    1.750%, 05/25/23..................................... EUR  73,925     91,855,579
Sanofi
    0.000%, 09/13/22..................................... EUR  12,200     13,907,504
    0.500%, 03/21/23..................................... EUR 107,300    124,334,760
Total Capital International SA
    2.750%, 06/19/21.....................................       8,768      8,784,292
#   2.875%, 02/17/22.....................................      41,642     41,805,639
    2.125%, 03/15/23..................................... EUR   3,200      3,935,712
    0.250%, 07/12/23..................................... EUR   2,000      2,286,759
Unedic Asseo
    0.875%, 10/25/22..................................... EUR 122,900    145,589,434
    2.250%, 04/05/23..................................... EUR   2,000      2,504,466
    0.250%, 11/24/23..................................... EUR   5,000      5,772,628
                                                                      --------------
TOTAL FRANCE.............................................              1,298,769,916
                                                                      --------------
GERMANY -- (9.5%)
Bayerische Landesbodenkreditanstalt
    2.500%, 02/09/22..................................... EUR  17,829     22,038,814
Deutsche Bahn Finance GMBH
    2.500%, 09/12/23..................................... EUR   1,000      1,270,502
FMS Wertmanagement
    1.000%, 09/07/22..................................... GBP  11,000     14,310,007
    1.125%, 09/07/23..................................... GBP  20,300     26,416,189
Kreditanstalt fuer Wiederaufbau
    2.125%, 08/15/23..................................... EUR  57,114     72,014,521
    0.000%, 09/15/23..................................... EUR  87,801    100,898,370
    0.125%, 11/07/23..................................... EUR 173,800    200,787,432
    0.125%, 01/15/24..................................... EUR  42,000     48,510,359
Landeskreditbank Baden-Wuerttemberg Foerderbank
    0.875%, 03/07/22..................................... GBP   5,485      7,112,361
Landwirtschaftliche Rentenbank
    0.050%, 06/12/23..................................... EUR 117,000    134,599,255
NRW Bank
    0.000%, 08/10/22..................................... EUR  23,000     26,449,152
    0.000%, 11/11/22..................................... EUR 128,540    147,545,549
    0.125%, 03/10/23..................................... EUR  89,000    102,670,665
    0.125%, 07/07/23..................................... EUR 110,300    127,063,260
State of North Rhine-Westphalia Germany
    0.000%, 12/05/22..................................... EUR 117,200    134,652,399
    0.375%, 02/16/23..................................... EUR 106,009    123,508,224
    0.125%, 03/16/23..................................... EUR  27,260     31,435,360
    0.200%, 04/17/23..................................... EUR  39,500     45,686,043
                                                                      --------------
TOTAL GERMANY............................................              1,366,968,462
                                                                      --------------
LUXEMBOURG -- (3.2%)
European Financial Stability Facility
    0.000%, 11/17/22..................................... EUR 112,238    129,191,351
    0.500%, 01/20/23..................................... EUR  44,500     52,227,300
    0.125%, 10/17/23..................................... EUR  91,000    104,875,483
    0.200%, 01/17/24..................................... EUR 119,000    137,298,640
Nestle Finance International, Ltd.
    1.750%, 09/12/22..................................... EUR  12,765     15,513,367
    0.750%, 05/16/23..................................... EUR   4,500      5,274,031
Novartis Finance SA
    0.500%, 08/14/23..................................... EUR  17,600     20,424,483
                                                                      --------------
TOTAL LUXEMBOURG.........................................                464,804,655
                                                                      --------------
NETHERLANDS -- (7.9%)
Bank Nederlandse Gemeenten NV
    1.000%, 06/17/22..................................... GBP  15,457     20,081,502
    0.250%, 02/22/23..................................... EUR  59,000     68,378,014
    0.050%, 07/11/23..................................... EUR 184,891    211,966,239
BNG Bank NV
    1.000%, 03/15/22..................................... GBP   5,030      6,542,943
Cooperatieve Rabobank UA
    0.125%, 10/11/21..................................... EUR  18,733     21,459,816
    2.750%, 01/10/22.....................................     143,170    141,809,255
    3.875%, 02/08/22.....................................      55,157     56,387,001
    4.750%, 06/06/22..................................... EUR  35,519     46,723,527
    0.500%, 12/06/22..................................... EUR  22,849     26,468,281

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                                FACE
                                                               AMOUNT^      VALUE+
                                                              --------- --------------
                                                                (000)
NETHERLANDS -- (Continued)
Nederlandse Waterschapsbank NV
    0.125%, 09/25/23..................................... EUR    55,009 $   63,207,952
Netherlands Government Bond
W   1.750%, 07/15/23..................................... EUR   124,000    155,116,809
Roche Finance Europe BV
    0.500%, 02/27/23..................................... EUR     6,000      6,994,167
Shell International Finance BV
    2.250%, 11/10/20.....................................        17,206     17,080,701
    1.875%, 05/10/21.....................................        78,735     77,339,458
    1.750%, 09/12/21.....................................        52,739     51,423,742
    1.250%, 03/15/22..................................... EUR    43,106     51,049,646
    1.000%, 04/06/22..................................... EUR    51,086     60,023,541
    2.375%, 08/21/22.....................................        49,628     48,971,361
                                                                        --------------
TOTAL NETHERLANDS........................................                1,131,023,955
                                                                        --------------
NEW ZEALAND -- (0.5%)
ANZ New Zealand International, Ltd.
    0.400%, 03/01/22..................................... EUR    27,377     31,275,725
ASB Finance, Ltd.
    0.500%, 06/10/22..................................... EUR    41,239     47,085,882
                                                                        --------------
TOTAL NEW ZEALAND........................................                   78,361,607
                                                                        --------------
NORWAY -- (3.7%)
Equinor ASA
    3.150%, 01/23/22.....................................         9,772      9,905,282
    0.875%, 02/17/23..................................... EUR    28,954     33,864,794
Kommunalbanken A.S.
    1.125%, 11/30/22..................................... GBP    38,594     50,258,082
Norway Government Bond
W   2.000%, 05/24/23..................................... NOK 3,596,000    438,097,214
                                                                        --------------
TOTAL NORWAY.............................................                  532,125,372
                                                                        --------------
SINGAPORE -- (0.1%)
Temasek Financial I, Ltd.
    0.500%, 03/01/22..................................... EUR     1,802      2,083,565
    4.625%, 07/26/22..................................... GBP     4,200      6,105,157
                                                                        --------------
TOTAL SINGAPORE..........................................                    8,188,722
                                                                        --------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.8%)
African Development Bank
    0.250%, 01/24/24..................................... EUR     2,790      3,226,692
Asian Development Bank
    1.000%, 12/15/22..................................... GBP    22,333     29,072,432
    0.200%, 05/25/23..................................... EUR   244,378    283,097,262
    0.370%, 06/26/23..................................... SEK   200,000     22,016,721
Council Of Europe Development Bank
    0.375%, 10/27/22..................................... EUR    39,747     46,402,649
    0.125%, 05/25/23..................................... EUR    87,670    101,244,547
Eurofima
    0.250%, 04/25/23..................................... EUR     3,373      3,890,060
European Investment Bank
    2.500%, 10/31/22..................................... GBP    46,000     63,204,599
    2.375%, 01/18/23..................................... CAD     8,000      6,143,491
    1.625%, 03/15/23..................................... EUR    51,367     63,023,979
    0.000%, 10/16/23..................................... EUR    39,214     45,044,474
    0.050%, 12/15/23..................................... EUR    19,500     22,460,305
    0.875%, 12/15/23..................................... GBP    28,000     36,032,150
    2.125%, 01/15/24..................................... EUR    45,625     57,867,591
European Stability Mechanism
    0.000%, 10/18/22..................................... EUR    40,371     46,455,198
    0.100%, 07/31/23..................................... EUR   300,083    345,737,679
    2.125%, 11/20/23..................................... EUR    19,000     24,040,828
International Bank for Reconstruction & Development
    1.000%, 12/19/22..................................... GBP    34,750     45,265,409
Nordic Investment Bank
    1.500%, 08/31/22..................................... NOK   100,000     11,828,503
    1.375%, 06/19/23..................................... NOK    47,000      5,500,231
                                                                        --------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............                1,261,554,800
                                                                        --------------
SWEDEN -- (7.5%)
Kommuninvest I Sverige AB
    0.250%, 06/01/22..................................... SEK 2,395,000    264,598,089
    0.750%, 02/22/23..................................... SEK 1,075,000    120,329,999
    1.000%, 11/13/23..................................... SEK   370,000     41,674,136
Skandinaviska Enskilda Banken AB
    0.300%, 02/17/22..................................... EUR    31,728     36,343,128
    1.250%, 08/05/22..................................... GBP     5,351      6,925,466
Svensk Exportkredit AB
    1.375%, 12/15/22..................................... GBP    31,487     41,394,427
Svenska Handelsbanken AB
    2.375%, 01/18/22..................................... GBP     1,000      1,342,594
    0.250%, 02/28/22..................................... EUR    57,386     65,585,924
    2.625%, 08/23/22..................................... EUR    10,905     13,475,339
    2.750%, 12/05/22..................................... GBP     5,000      6,808,492
    1.125%, 12/14/22..................................... EUR    53,008     62,331,124
Sweden Government Bond
    3.500%, 06/01/22..................................... SEK 2,005,000    249,333,644
W   1.500%, 11/13/23..................................... SEK 1,427,000    169,653,770
                                                                        --------------
TOTAL SWEDEN.............................................                1,079,796,132
                                                                        --------------
UNITED KINGDOM -- (0.2%)
Transport for London
    2.250%, 08/09/22..................................... GBP    19,458     26,169,232
                                                                        --------------
UNITED STATES -- (14.0%)
3M Co.
    0.375%, 02/15/22..................................... EUR    55,027     63,349,186
    0.950%, 05/15/23..................................... EUR     6,000      7,054,025
Apple, Inc.
    2.250%, 02/23/21.....................................         2,467      2,447,738

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT^      VALUE+
                                                                --------- ---------------
                                                                  (000)
UNITED STATES -- (Continued)
#     2.500%, 02/09/22.....................................        85,978 $    85,439,470
      2.300%, 05/11/22.....................................        33,200      32,748,951
#     2.100%, 09/12/22.....................................         5,415       5,296,887
      1.000%, 11/10/22..................................... EUR    27,825      32,923,942
Berkshire Hathaway, Inc.
      2.200%, 03/15/21.....................................        33,352      33,078,443
#     3.400%, 01/31/22.....................................        37,959      38,846,059
      0.625%, 01/17/23..................................... EUR    13,273      15,329,684
      0.750%, 03/16/23..................................... EUR    21,058      24,427,042
Chevron Corp.
      2.100%, 05/16/21.....................................        19,875      19,615,165
      2.411%, 03/03/22.....................................        21,209      21,023,306
      2.498%, 03/03/22.....................................        78,872      78,433,493
Cisco Systems, Inc.
      2.200%, 02/28/21.....................................         8,117       8,037,729
      1.850%, 09/20/21.....................................        83,959      82,253,155
Coca-Cola Co. (The)
#     1.550%, 09/01/21.....................................        14,859      14,447,690
      3.300%, 09/01/21.....................................        23,644      24,004,947
      2.200%, 05/25/22.....................................        30,592      30,086,226
      1.125%, 09/22/22..................................... EUR    28,226      33,441,879
      0.750%, 03/09/23..................................... EUR    60,770      70,852,681
International Business Machines Corp.
#     2.500%, 01/27/22.....................................        83,163      81,914,837
Johnson & Johnson
      0.250%, 01/20/22..................................... EUR    38,623      44,484,344
#     2.250%, 03/03/22.....................................        37,386      36,798,430
Merck & Co., Inc.
      1.125%, 10/15/21..................................... EUR    18,277      21,459,452
      2.350%, 02/10/22.....................................        62,088      61,498,817
Microsoft Corp.
      2.400%, 02/06/22.....................................         3,395       3,379,928
Novartis Capital Corp.
      2.400%, 05/17/22.....................................        19,465      19,156,162
Oracle Corp.
      2.800%, 07/08/21.....................................        30,678      30,764,795
      1.900%, 09/15/21.....................................       165,610     162,121,914
#     2.500%, 05/15/22.....................................        79,485      78,545,536
Pfizer, Inc.
      1.950%, 06/03/21.....................................        75,500      74,320,591
      2.200%, 12/15/21.....................................        57,616      56,785,654
      0.250%, 03/06/22..................................... EUR    88,008     100,823,873
Procter & Gamble Co. (The)
      2.150%, 08/11/22.....................................       104,947     103,284,718
      2.000%, 08/16/22..................................... EUR    23,959      29,244,214
Toyota Motor Credit Corp.
      1.900%, 04/08/21.....................................       128,749     126,412,727
#     2.750%, 05/17/21.....................................        34,800      34,738,016
#     2.600%, 01/11/22.....................................        93,646      92,928,353
      3.300%, 01/12/22.....................................        26,303      26,589,913
#     2.800%, 07/13/22.....................................        31,545      31,410,376
      0.750%, 07/21/22..................................... EUR    27,550      32,044,185
      2.375%, 02/01/23..................................... EUR    13,707      16,935,833
Walmart, Inc.
      1.900%, 04/08/22..................................... EUR     5,000       6,028,148
      1.900%, 04/08/22..................................... EUR     3,500       4,219,704
                                                                          ---------------
TOTAL UNITED STATES........................................                 1,999,028,218
                                                                          ---------------
TOTAL BONDS................................................                14,307,812,127
                                                                          ---------------
                                                                 SHARES
                                                                ---------
SECURITIES LENDING COLLATERAL -- (0.1%)
@(S)  DFA Short Term Investment Fund.......................     1,032,757      11,950,028
                                                                          ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,588,258,225)^^.................................               $14,319,762,155
                                                                          ===============

As of January 31, 2019, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                               UNREALIZED
                                                                                FOREIGN
                                                                                EXCHANGE
                                                                  SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD          COUNTERPARTY             DATE    (DEPRECIATION)
------------------- ---------------- ---------------------------- ---------- --------------
EUR    114,666,458  USD  131,157,788 State Street Bank and Trust   02/01/19      $89,388
EUR        390,463  USD      446,247 Citibank, N.A.                02/01/19          677
EUR        111,463  USD      127,035 Citibank, N.A.                02/21/19          728
EUR      7,268,833  USD    8,313,673 State Street Bank and Trust   02/28/19       23,041
EUR      7,250,000  USD    8,292,122 UBS AG                        02/28/19       22,992
EUR     35,196,803  USD   40,292,139 UBS AG                        03/15/19      128,907
EUR         90,213  USD      103,716 Citibank, N.A.                04/11/19          134
SEK      7,449,435  USD      826,807 Citibank, N.A.                04/17/19        1,259
USD    132,762,110  EUR  115,056,921 State Street Bank and Trust   02/01/19    1,068,010
USD    138,197,547  EUR  120,606,225 State Street Bank and Trust   02/04/19      151,717
USD    138,265,420  EUR  120,005,867 State Street Bank and Trust   02/05/19      895,278
USD    141,644,354  EUR  122,236,182 State Street Bank and Trust   02/07/19    1,697,788
USD    137,511,474  EUR  119,385,165 State Street Bank and Trust   02/08/19      817,572

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                                  UNREALIZED
                                                                                   FOREIGN
                                                                                   EXCHANGE
                                                                     SETTLEMENT  APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD            COUNTERPARTY             DATE    (DEPRECIATION)
------------------  ------------------ ----------------------------- ---------- --------------
USD     59,535,752  GBP     45,065,711 Citibank, N.A.                 02/12/19   $   403,395
USD    137,175,245  EUR    119,583,204 State Street Bank and Trust    02/12/19       208,702
USD    130,228,442  EUR    113,090,435 State Street Bank and Trust    02/19/19       622,050
USD    139,062,560  EUR    120,798,345 State Street Bank and Trust    02/20/19       610,905
USD    138,596,253  EUR    120,454,703 State Street Bank and Trust    02/21/19       526,818
                                       Morgan Stanley and Co.
USD    114,871,707  SEK  1,033,785,071 International                  02/22/19       458,553
USD    136,071,420  EUR    118,359,542 State Street Bank and Trust    03/04/19       277,571
USD     28,200,654  EUR     24,500,000 JP Morgan                      03/06/19        86,786
USD     29,244,262  EUR     25,408,026 JP Morgan                      03/06/19        88,430
USD    143,042,654  EUR    124,225,929 State Street Bank and Trust    03/08/19       467,292
USD     98,128,441  EUR     85,394,053 Bank of America Corp.          03/19/19        24,261
USD    143,876,710  EUR    125,132,652 Barclays Capital               03/20/19       106,326
USD    139,278,707  EUR    121,127,634 State Street Bank and Trust    03/21/19        97,397
USD    138,337,543  EUR    120,005,867 National Australia Bank Ltd.   03/27/19       371,043
USD    137,186,287  EUR    119,041,742 State Street Bank and Trust    03/28/19       315,939
USD    139,041,719  EUR    120,606,225 State Street Bank and Trust    03/29/19       360,149
USD      4,650,135  EUR      4,028,568 Citibank, N.A.                 04/01/19        16,556
USD      6,346,815  EUR      5,500,000 Citibank, N.A.                 04/05/19        18,589
USD      6,679,101  EUR      5,788,453 Citibank, N.A.                 04/05/19        18,985
USD     14,424,073  EUR     12,500,000 Citibank, N.A.                 04/05/19        41,741
USD    102,507,494  SEK    908,601,720 Citibank, N.A.                 04/05/19     1,603,516
USD    145,838,466  EUR    126,504,855 National Australia Bank Ltd.   04/08/19       246,889
USD    107,391,209  SEK    951,149,007 Citibank, N.A.                 04/09/19     1,729,206
USD    137,678,750  EUR    119,224,388 State Street Bank and Trust    04/09/19       454,533
USD    101,182,076  DKK    650,000,000 State Street Bank and Trust    04/10/19       927,835
USD    118,809,484  SEK  1,045,904,953 Citibank, N.A.                 04/10/19     2,612,089
USD    138,673,731  EUR    119,270,076 Citibank, N.A.                 04/10/19     1,385,358
USD    100,621,892  DKK    646,256,024 State Street Bank and Trust    04/11/19       936,261
USD    148,292,273  EUR    127,673,083 State Street Bank and Trust    04/11/19     1,319,051
USD     98,649,836  SEK    876,357,986 Bank of America Corp.          04/12/19     1,273,480
USD    138,886,861  EUR    120,295,139 Citibank, N.A.                 04/12/19       395,220
USD    112,554,699  SEK  1,005,644,157 UBS AG                         04/15/19       786,561
USD    111,813,086  SEK  1,001,585,399 State Street Bank and Trust    04/16/19       487,350
                                       Morgan Stanley and Co.
USD     88,913,326  SEK    797,852,764 International                  04/17/19       225,449
                                                                                 -----------
TOTAL APPRECIATION                                                               $24,401,777
EUR    120,606,225  USD    138,422,177 State Street Bank and Trust    02/04/19   $  (376,346)
EUR    120,005,867  USD    137,755,455 National Australia Bank Ltd.   02/05/19      (385,313)
EUR      4,398,825  USD      5,069,596 State Street Bank and Trust    04/08/19        (7,087)
SEK      1,639,584  USD        182,514 Citibank, N.A.                 04/17/19          (261)
USD     31,427,905  CAD     42,479,214 HSBC Bank                      02/06/19      (905,185)
USD     31,445,401  CAD     42,500,000 HSBC Bank                      02/06/19      (903,511)
USD     61,687,216  CAD     83,500,000 HSBC Bank                      02/06/19    (1,868,881)
USD    135,006,799  EUR    118,184,945 State Street Bank and Trust    02/06/19      (290,250)
USD     76,022,706  NOK    650,000,000 State Street Bank and Trust    02/07/19    (1,057,881)
USD     79,821,358  NOK    682,622,436 Citibank, N.A.                 02/08/19    (1,131,672)
USD     30,041,621  CAD     39,890,731 State Street Bank and Trust    02/11/19      (324,710)
USD    106,508,035  CAD    141,508,514 JP Morgan                      02/11/19    (1,213,591)
USD    136,203,081  EUR    119,924,315 State Street Bank and Trust    02/11/19    (1,142,585)
USD     37,271,351  CAD     49,716,114 State Street Bank and Trust    02/12/19      (575,297)
USD     75,669,878  GBP     59,323,859 Citibank, N.A.                 02/12/19    (2,171,113)
USD    111,920,355  CAD    148,008,816 Citibank, N.A.                 02/12/19      (752,120)
USD      4,123,419  GBP      3,199,688 Bank of America Corp.          02/13/19       (75,223)
USD     76,151,358  GBP     59,163,164 Citibank, N.A.                 02/13/19    (1,482,748)
USD    133,284,286  EUR    117,004,543 Barclays Capital               02/13/19      (740,039)
USD    135,507,468  CAD    178,929,617 UBS AG                         02/13/19      (706,736)
USD     69,679,724  EUR     61,123,074 State Street Bank and Trust    02/14/19      (340,371)
USD     69,685,194  EUR     61,123,074 UBS AG                         02/14/19      (334,900)
USD     83,217,025  GBP     64,754,168 State Street Bank and Trust    02/14/19    (1,757,959)

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                                  UNREALIZED
                                                                                   FOREIGN
                                                                                   EXCHANGE
                                                                     SETTLEMENT  APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD            COUNTERPARTY             DATE    (DEPRECIATION)
------------------  ------------------ ----------------------------- ---------- --------------
USD    124,933,668  CAD    165,806,529 Citibank, N.A.                 02/14/19   $(1,293,173)
USD    143,513,492  NOK  1,225,150,856 UBS AG                         02/14/19    (1,819,964)
USD     22,571,229  CAD     29,920,538 State Street Bank and Trust    02/15/19      (207,496)
USD     26,589,812  NOK    224,820,928 JP Morgan                      02/15/19       (80,803)
USD     71,369,623  EUR     62,443,292 UBS AG                         02/15/19      (168,888)
USD     71,386,327  EUR     62,443,292 State Street Bank and Trust    02/15/19      (152,184)
USD     80,357,068  GBP     62,551,711 Citibank, N.A.                 02/15/19    (1,731,894)
USD     99,736,542  CAD    131,818,706 JP Morgan                      02/15/19      (618,003)
USD     81,827,729  GBP     63,299,292 Citibank, N.A.                 02/19/19    (1,259,304)
USD    129,859,283  CAD    172,082,211 Barclays Capital               02/19/19    (1,160,133)
USD    130,728,558  NOK  1,115,901,844 UBS AG                         02/19/19    (1,676,129)
USD    131,912,541  CAD    174,846,512 Barclays Capital               02/20/19    (1,214,590)
USD    114,482,825  CAD    152,255,014 JP Morgan                      02/21/19    (1,445,917)
USD     79,058,842  GBP     60,577,310 UBS AG                         02/22/19      (467,502)
USD    130,321,775  CAD    172,439,179 JP Morgan                      02/22/19      (978,425)
                                       Morgan Stanley and Co.
USD    131,855,695  EUR    115,167,790 International                  02/22/19      (164,827)
USD    116,649,254  CAD    155,421,122 Citibank, N.A.                 02/25/19    (1,701,013)
USD    135,504,723  EUR    118,255,255 State Street Bank and Trust    02/25/19       (89,364)
USD    130,173,437  CAD    173,684,833 Citibank, N.A.                 02/26/19    (2,087,325)
USD    139,921,727  EUR    122,560,859 State Street Bank and Trust    02/26/19      (621,116)
USD    112,684,822  DKK    734,319,791 JP Morgan                      02/27/19      (133,896)
USD    125,259,335  CAD    166,745,828 Citibank, N.A.                 02/27/19    (1,720,285)
USD    141,135,861  EUR    124,054,488 State Street Bank and Trust    02/27/19    (1,131,757)
USD     49,245,974  EUR     43,000,000 State Street Bank and Trust    02/28/19       (71,257)
USD     49,249,676  EUR     43,000,000 JP Morgan                      02/28/19       (67,554)
USD     51,006,733  EUR     44,535,494 State Street Bank and Trust    02/28/19       (71,574)
USD    112,697,816  DKK    734,347,418 Barclays Capital               02/28/19      (135,400)
USD    113,025,426  CAD    149,519,618 Citibank, N.A.                 02/28/19      (838,761)
USD    133,353,188  EUR    116,786,641 State Street Bank and Trust    03/01/19      (602,153)
USD    143,673,943  EUR    125,503,694 Barclays Capital               03/05/19      (329,269)
USD     35,051,673  EUR     30,916,916 Citibank, N.A.                 03/06/19      (425,637)
USD     46,318,168  EUR     40,378,288 Citibank, N.A.                 03/06/19       (16,112)
USD     71,947,438  EUR     62,795,234 State Street Bank and Trust    03/07/19      (116,842)
USD     72,190,238  EUR     63,000,000 State Street Bank and Trust    03/07/19      (109,033)
USD    134,426,586  EUR    117,215,086 State Street Bank and Trust    03/11/19      (138,481)
USD    133,784,688  EUR    116,818,669 Barclays Capital               03/12/19      (337,288)
USD    140,103,213  EUR    122,256,374 State Street Bank and Trust    03/13/19      (274,472)
USD    142,754,680  EUR    125,523,294 State Street Bank and Trust    03/14/19    (1,387,064)
USD     72,818,327  EUR     63,709,193 State Street Bank and Trust    03/15/19      (347,187)
USD     72,819,600  EUR     63,709,192 State Street Bank and Trust    03/15/19      (345,913)
USD    132,787,814  EUR    115,773,074 State Street Bank and Trust    03/18/19      (205,115)
USD     31,173,230  EUR     27,233,589 Citibank, N.A.                 03/19/19      (113,831)
USD     67,409,749  EUR     59,116,891 UBS AG                         04/01/19      (585,320)
USD    135,765,344  EUR    118,439,897 State Street Bank and Trust    04/02/19      (474,081)
USD    139,922,006  EUR    122,350,910 State Street Bank and Trust    04/03/19      (828,814)
USD    134,462,449  EUR    117,243,372 State Street Bank and Trust    04/04/19      (424,826)
USD    118,119,617  EUR    103,000,000 Citibank, N.A.                 04/05/19      (390,791)
USD     29,898,351  EUR     25,986,644 National Australia Bank Ltd.   04/15/19       (26,743)
USD     29,913,177  EUR     25,986,644 State Street Bank and Trust    04/15/19       (11,918)
USD     75,334,116  EUR     66,000,000 Bank of America Corp.          04/15/19      (668,627)
USD    142,379,074  EUR    124,004,022 State Street Bank and Trust    04/16/19      (430,633)
USD     34,287,324  SEK    308,808,172 HSBC Bank                      04/17/19       (39,236)
USD    134,975,715  EUR    117,523,663 State Street Bank and Trust    04/17/19      (382,277)
USD    115,939,853  CAD    154,208,793 State Street Bank and Trust    04/18/19    (1,635,483)
USD    137,567,666  EUR    120,336,639 State Street Bank and Trust    04/18/19    (1,041,864)
USD    135,235,146  EUR    118,108,751 State Street Bank and Trust    04/23/19      (865,594)
USD    134,144,594  EUR    117,321,736 State Street Bank and Trust    04/24/19    (1,060,651)
USD    136,803,551  EUR    118,957,003 State Street Bank and Trust    04/26/19      (309,368)
USD    131,026,987  EUR    113,787,597 Bank of America Corp.          04/29/19      (160,759)

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                               UNREALIZED
                                                                                FOREIGN
                                                                                EXCHANGE
                                                                  SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD          COUNTERPARTY             DATE    (DEPRECIATION)
------------------  ---------------- ---------------------------- ---------- --------------
USD    132,151,338  EUR  114,666,458 State Street Bank and Trust   04/30/19   $    (60,824)
                                                                              ------------
TOTAL (DEPRECIATION)                                                          $(55,798,519)
                                                                              ------------
TOTAL APPRECIATION
(DEPRECIATION)                                                                $(31,396,742)
                                                                              ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------------
                                  LEVEL 1     LEVEL 2      LEVEL 3      TOTAL
                                  ------- ---------------  ------- ---------------
Bonds
   Australia.....................   --    $   719,795,282    --    $   719,795,282
   Austria.......................   --        402,200,185    --        402,200,185
   Belgium.......................   --        425,981,291    --        425,981,291
   Canada........................   --      2,333,532,075    --      2,333,532,075
   Denmark.......................   --        579,767,975    --        579,767,975
   Finland.......................   --        599,744,248    --        599,744,248
   France........................   --      1,298,769,916    --      1,298,769,916
   Germany.......................   --      1,366,968,462    --      1,366,968,462
   Luxembourg....................   --        464,804,655    --        464,804,655
   Netherlands...................   --      1,131,023,955    --      1,131,023,955
   New Zealand...................   --         78,361,607    --         78,361,607
   Norway........................   --        532,125,372    --        532,125,372
   Singapore.....................   --          8,188,722    --          8,188,722
   Supranational Organization
     Obligations.................   --      1,261,554,800    --      1,261,554,800
   Sweden........................   --      1,079,796,132    --      1,079,796,132
   United Kingdom................   --         26,169,232    --         26,169,232
   United States.................   --      1,999,028,218    --      1,999,028,218
Securities Lending Collateral....   --         11,950,028    --         11,950,028
Forward Currency Contracts**.....   --        (31,396,742)   --        (31,396,742)
                                    --    ---------------    --    ---------------
TOTAL............................   --    $14,288,365,413    --    $14,288,365,413
                                    ==    ===============    ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
BONDS -- (100.0%)
AUSTRIA -- (3.1%)
Republic of Austria Government Bond
W   0.750%, 02/20/28..................................... EUR  31,000 $ 36,675,511
                                                                      ------------
BELGIUM -- (4.0%)
Kingdom of Belgium Government Bond
W   0.800%, 06/22/27..................................... EUR   1,300    1,529,277
W   0.800%, 06/22/28..................................... EUR   2,500    2,912,811
W   1.000%, 06/22/31..................................... EUR  31,300   36,223,204
    1.250%, 04/22/33..................................... EUR   5,000    5,879,923
                                                                      ------------
TOTAL BELGIUM............................................               46,545,215
                                                                      ------------
CANADA -- (11.6%)
Province of Alberta Canada
    2.900%, 09/20/29..................................... CAD  10,300    7,893,753
    3.500%, 06/01/31..................................... CAD   8,000    6,486,579
Province of British Columbia Canada
    5.700%, 06/18/29..................................... CAD  14,958   14,476,343
Province of Manitoba Canada
    3.250%, 09/05/29..................................... CAD  37,700   29,714,412
Province of Ontario Canada
    5.850%, 03/08/33..................................... CAD  21,000   21,345,379
Province of Quebec Canada
    0.875%, 05/04/27..................................... EUR  32,763   38,131,911
    0.875%, 07/05/28..................................... EUR   3,000    3,452,042
Province of Saskatchewan Canada
    6.400%, 09/05/31..................................... CAD  13,000   13,561,079
                                                                      ------------
TOTAL CANADA.............................................              135,061,498
                                                                      ------------
DENMARK -- (4.0%)
Denmark Government Bond
    0.500%, 11/15/27..................................... DKK 292,500   46,453,614
                                                                      ------------
FINLAND -- (4.4%)
Finland Government Bond
W   2.750%, 07/04/28..................................... EUR  26,850   37,580,067
Municipality Finance P.L.C.
    1.250%, 02/23/33..................................... EUR  11,161   13,222,201
                                                                      ------------
TOTAL FINLAND............................................               50,802,268
                                                                      ------------
FRANCE -- (23.9%)
Agence Francaise de Developpement
    1.000%, 01/31/28..................................... EUR  28,000   32,652,651
    0.875%, 05/25/31..................................... EUR   5,500    6,149,221
    1.375%, 07/05/32..................................... EUR   6,000    7,004,510
Caisse d'Amortissement de la Dette Sociale
    4.000%, 12/15/25..................................... EUR   4,400    6,319,048
Dexia Credit Local SA
    1.000%, 10/18/27..................................... EUR  32,450   37,741,397
French Republic Government Bond OAT
    0.750%, 05/25/28..................................... EUR  95,600  112,028,002
SNCF Mobilites
    5.375%, 03/18/27..................................... GBP  12,566   20,834,995
SNCF Reseau EPIC
    3.125%, 10/25/28..................................... EUR   6,600    9,203,836
    5.250%, 12/07/28..................................... GBP  16,713   28,378,175
    1.125%, 05/25/30..................................... EUR   7,000    8,127,909
Unedic Asseo
    1.500%, 04/20/32..................................... EUR   9,000   10,921,313
                                                                      ------------
TOTAL FRANCE.............................................              279,361,057
                                                                      ------------
GERMANY -- (8.2%)
Deutsche Bahn Finance GMBH
    3.125%, 07/24/26..................................... GBP  15,550   22,324,199
    0.625%, 09/26/28..................................... EUR   1,000    1,119,826
Kreditanstalt fuer Wiederaufbau
    2.050%, 02/16/26..................................... JPY 399,000    4,236,598
    2.050%, 02/16/26..................................... JPY  36,000      382,250
    0.500%, 09/15/27..................................... EUR  29,900   34,507,513
    5.750%, 06/07/32..................................... GBP   4,000    7,762,328
State of North Rhine-Westphalia Germany
    0.500%, 02/16/27..................................... EUR  15,440   17,774,005
    0.950%, 03/13/28..................................... EUR   6,000    7,106,143
                                                                      ------------
TOTAL GERMANY............................................               95,212,862
                                                                      ------------
LUXEMBOURG -- (3.3%)
European Financial Stability Facility
    0.875%, 07/26/27..................................... EUR  13,000   15,356,483
    1.250%, 05/24/33..................................... EUR  20,000   23,634,058
                                                                      ------------
TOTAL LUXEMBOURG.........................................               38,990,541
                                                                      ------------
NETHERLANDS -- (3.5%)
BNG Bank NV
    0.625%, 06/19/27..................................... EUR  10,125   11,662,081
    0.750%, 01/11/28..................................... EUR  12,300   14,255,458
Nederlandse Waterschapsbank NV
    1.000%, 03/01/28..................................... EUR   7,600    8,993,851
    0.500%, 04/29/30..................................... EUR   2,500    2,757,269

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                                FACE
                                                               AMOUNT^      VALUE+
                                                              --------- --------------
                                                                (000)
NETHERLANDS -- (Continued)
Netherlands Government Bond
W   0.750%, 07/15/27..................................... EUR     3,000 $    3,605,478
                                                                        --------------
TOTAL NETHERLANDS........................................                   41,274,137
                                                                        --------------
NORWAY -- (4.0%)
Equinor ASA
    6.875%, 03/11/31..................................... GBP     5,124     10,021,958
Kommunalbanken A.S.
    0.625%, 04/20/26..................................... EUR    14,000     16,233,191
Norway Government Bond
W   1.500%, 02/19/26..................................... NOK   170,000     20,067,174
                                                                        --------------
TOTAL NORWAY.............................................                   46,322,323
                                                                        --------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (14.6%)
African Development Bank
    0.875%, 05/24/28..................................... EUR     7,535      8,844,087
Asian Development Bank
    2.350%, 06/21/27..................................... JPY 3,760,000     41,553,135
Council Of Europe Development Bank
    0.750%, 01/24/28..................................... EUR     9,500     11,102,587
European Investment Bank
    1.250%, 05/12/25..................................... SEK    50,000      5,729,774
    1.250%, 05/12/25..................................... SEK    15,000      1,718,932
    1.900%, 01/26/26..................................... JPY 1,778,200     18,658,832
    2.150%, 01/18/27..................................... JPY   517,100      5,612,134
    1.375%, 05/12/28..................................... SEK    30,000      3,425,000
    6.000%, 12/07/28..................................... GBP     1,300      2,372,171
    5.625%, 06/07/32..................................... GBP     1,800      3,420,162
European Stability Mechanism
    0.750%, 03/15/27..................................... EUR    26,500     31,131,679
    0.750%, 09/05/28..................................... EUR     3,000      3,491,898
    1.200%, 05/23/33..................................... EUR     2,500      2,957,096
European Union
    2.875%, 04/04/28..................................... EUR    21,460     29,791,462
                                                                        --------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............                  169,808,949
                                                                        --------------
SWEDEN -- (3.9%)
Sweden Government Bond
    2.250%, 06/01/32..................................... SEK   350,000     45,966,281
                                                                        --------------
UNITED KINGDOM -- (11.5%)
Network Rail Infrastructure Finance P.L.C.
    4.375%, 12/09/30..................................... GBP     3,200      5,406,660
Transport for London
    4.000%, 09/12/33..................................... GBP     9,346     14,719,372
United Kingdom Gilt
    4.750%, 12/07/30..................................... GBP    31,450     56,677,221
    4.250%, 06/07/32..................................... GBP    32,400     56,964,154
                                                                        --------------
TOTAL UNITED KINGDOM.....................................                  133,767,407
                                                                        --------------
TOTAL BONDS..............................................                1,166,241,663
                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,161,781,565)^^................................               $1,166,241,663
                                                                        ==============

As of January 31, 2019, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                UNREALIZED
                                                                                 FOREIGN
                                                                                 EXCHANGE
                                                                   SETTLEMENT  APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD          COUNTERPARTY             DATE    (DEPRECIATION)
------------------- ----------------- ---------------------------- ---------- --------------
EUR     90,713,951  USD   103,755,896 State Street Bank and Trust   02/01/19   $    75,252
USD      8,366,764  EUR     7,277,010 Bank of America Corp.         02/01/19        37,502
USD     67,500,779  EUR    58,815,392 UBS AG                        02/01/19       180,707
USD    147,251,308  EUR   127,533,285 Citibank, N.A.                04/12/19       426,640
USD     57,668,245  SEK   517,539,336 State Street Bank and Trust   04/16/19       143,996
USD     66,643,924  JPY 7,203,421,775 Bank of America Corp.         04/16/19       121,827
                                                                               -----------
TOTAL APPRECIATION                                                             $   985,924
SEK     11,207,832  USD     1,250,986 Citibank, N.A.                04/16/19   $    (5,240)
USD        602,441  EUR       532,724 Citibank, N.A.                02/01/19        (7,315)
USD      2,312,008  EUR     2,029,727 Citibank, N.A.                02/01/19       (11,216)
USD      3,525,566  EUR     3,088,368 Citibank, N.A.                02/01/19        (9,378)
USD      7,554,364  EUR     6,617,410 Bank of America Corp.         02/01/19       (19,920)
USD     14,045,441  EUR    12,353,320 Bank of America Corp.         02/01/19       (94,164)
USD     20,112,122  NOK   172,119,041 State Street Bank and Trust   02/08/19      (299,686)
USD    113,014,423  GBP    87,941,966 State Street Bank and Trust   02/14/19    (2,389,225)

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


                                                                              UNREALIZED
                                                                               FOREIGN
                                                                               EXCHANGE
                                                                 SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD         COUNTERPARTY             DATE    (DEPRECIATION)
------------------- --------------- ---------------------------- ---------- --------------
USD      1,040,069  GBP     801,619 Citibank, N.A.                02/15/19   $   (11,926)
USD      1,231,710  DKK   8,062,949 State Street Bank and Trust   02/15/19        (5,709)
USD      1,745,835  CAD   2,313,126 Citibank, N.A.                02/15/19       (15,165)
USD     10,530,347  GBP   8,169,346 Citibank, N.A.                02/15/19      (190,593)
USD     44,875,382  DKK 293,520,719 State Street Bank and Trust   02/15/19      (171,154)
USD     91,036,198  CAD 121,116,624 JP Morgan                     02/15/19    (1,170,774)
USD    100,756,028  GBP  78,431,932 Citibank, N.A.                02/15/19    (2,173,145)
USD    103,775,992  EUR  90,304,313 State Street Bank and Trust   03/29/19       (62,296)
USD    139,904,286  EUR 121,912,447 Citibank, N.A.                04/15/19      (484,812)
USD      1,354,247  SEK  12,231,300 Citibank, N.A.                04/16/19        (5,256)
USD      4,583,551  JPY 498,957,638 Citibank, N.A.                04/16/19       (24,219)
USD    124,874,303  EUR 108,878,989 State Street Bank and Trust   04/16/19      (516,602)
USD    137,900,631  EUR 120,490,343 State Street Bank and Trust   04/23/19      (944,498)
                                                                             -----------
TOTAL (DEPRECIATION)                                                         $(8,612,293)
                                                                             -----------
TOTAL APPRECIATION
(DEPRECIATION)                                                               $(7,626,369)
                                                                             ===========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------
                               LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                               ------- --------------  ------- --------------
Bonds
   Austria....................   --    $   36,675,511    --    $   36,675,511
   Belgium....................   --        46,545,215    --        46,545,215
   Canada.....................   --       135,061,498    --       135,061,498
   Denmark....................   --        46,453,614    --        46,453,614
   Finland....................   --        50,802,268    --        50,802,268
   France.....................   --       279,361,057    --       279,361,057
   Germany....................   --        95,212,862    --        95,212,862
   Luxembourg.................   --        38,990,541    --        38,990,541
   Netherlands................   --        41,274,137    --        41,274,137
   Norway.....................   --        46,322,323    --        46,322,323
   Supranational Organization
     Obligations..............   --       169,808,949    --       169,808,949
   Sweden.....................   --        45,966,281    --        45,966,281
   United Kingdom.............   --       133,767,407    --       133,767,407
Forward Currency Contracts**..   --        (7,626,369)   --        (7,626,369)
                                 --    --------------    --    --------------
TOTAL.........................   --    $1,158,615,294    --    $1,158,615,294
                                 ==    ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                      FACE
                                                     AMOUNT      VALUE+
                                                     ------- --------------
                                                     (000)
                                                     -------
AGENCY OBLIGATIONS -- (35.6%)
Federal Farm Credit Bank
   5.350%, 08/07/20.................................   4,693 $    4,889,679
   3.650%, 12/21/20.................................  30,822     31,403,056
   5.250%, 03/02/21.................................   4,273      4,506,763
   5.220%, 02/22/22.................................   3,503      3,773,582
   5.210%, 12/19/22.................................  14,851     16,278,582
   5.250%, 03/06/23.................................   4,203      4,636,960
   5.220%, 05/15/23.................................  33,694     37,262,430
   3.500%, 12/20/23.................................   6,000      6,241,410
Federal Home Loan Bank
   5.250%, 12/11/20.................................   5,290      5,554,135
   5.000%, 03/12/21.................................   3,645      3,834,544
   2.250%, 06/11/21.................................  49,035     48,658,853
   3.625%, 06/11/21.................................   7,030      7,206,819
   5.625%, 06/11/21.................................  15,905     17,027,336
   2.375%, 09/10/21.................................  27,565     27,459,950
   3.000%, 09/10/21.................................  21,875     22,142,422
   2.625%, 12/10/21.................................  75,370     75,586,161
   5.000%, 12/10/21.................................  31,875     34,089,548
   2.250%, 03/11/22.................................   7,005      6,944,659
   2.500%, 03/11/22.................................   7,705      7,685,776
   5.250%, 06/10/22.................................   5,780      6,284,975
   5.750%, 06/10/22.................................  13,660     15,069,070
   2.000%, 09/09/22.................................  11,365     11,132,120
   5.375%, 09/30/22.................................  44,400     48,763,321
   5.250%, 12/09/22.................................  10,510     11,522,828
   2.125%, 03/10/23.................................  10,000      9,830,980
   4.750%, 03/10/23.................................  34,465     37,362,438
   3.250%, 06/09/23.................................  24,520     25,190,867
   2.500%, 12/08/23.................................  25,000     24,880,300
   3.250%, 03/08/24.................................  20,000     20,586,180
   2.875%, 06/14/24.................................  61,000     61,749,568
   5.375%, 08/15/24.................................  29,950     34,190,740
   5.365%, 09/09/24.................................   1,400      1,590,161
   2.875%, 09/13/24.................................  71,500     72,115,830
   2.750%, 12/13/24.................................  20,000     20,097,240
   3.125%, 06/13/25.................................  11,480     11,704,767
   3.125%, 09/12/25.................................  43,715     44,527,574
   4.375%, 03/13/26.................................  14,080     15,355,986
   5.750%, 06/12/26.................................   8,080      9,631,635
   3.000%, 09/11/26.................................  60,885     61,333,296
   2.500%, 12/10/27.................................  43,230     41,454,847
   3.000%, 03/10/28.................................  29,640     29,600,223
   3.250%, 06/09/28................................. 137,000    139,255,842
   3.250%, 11/16/28.................................  37,000     37,929,440
Tennessee Valley Authority
   3.875%, 02/15/21.................................  74,241     76,161,540
   1.875%, 08/15/22.................................  89,450     87,181,637
   2.875%, 09/15/24................................. 122,775    123,918,158
   6.750%, 11/01/25.................................  47,282     58,385,563
   2.875%, 02/01/27................................. 135,706    134,720,232
   7.125%, 05/01/30.................................  83,000    114,451,024
                                                             --------------
TOTAL AGENCY OBLIGATIONS............................          1,751,161,047
                                                             --------------
U.S. TREASURY OBLIGATIONS -- (63.8%)
U.S. Treasury Bonds
   7.500%, 11/15/24.................................  92,352    117,150,462
   6.875%, 08/15/25.................................  71,630     90,300,736
   6.000%, 02/15/26.................................  58,833     71,920,556
   6.750%, 08/15/26.................................  90,183    116,152,628
   6.625%, 02/15/27.................................  98,828    127,842,636
   5.250%, 11/15/28.................................  95,132    116,373,314
   6.125%, 08/15/29.................................  60,528     79,729,089
   6.250%, 05/15/30................................. 161,289    217,179,958
   5.375%, 02/15/31................................. 137,000    174,701,757
U.S. Treasury Notes
   2.000%, 10/31/21.................................       2          1,779
   1.500%, 02/28/23.................................  60,000     57,815,625
   1.500%, 03/31/23.................................  45,000     43,324,805
   1.250%, 07/31/23.................................  13,000     12,340,859
   1.625%, 10/31/23.................................  74,000     71,294,375
   2.750%, 11/15/23.................................  53,000     53,726,680
   2.750%, 02/15/24................................. 115,538    117,149,416
   2.500%, 05/15/24.................................  75,000     75,128,906
   2.125%, 07/31/24.................................  11,000     10,805,352
   2.250%, 11/15/24.................................  85,500     84,401,192
   2.250%, 12/31/24.................................  45,000     44,416,406
   2.500%, 01/31/25.................................  50,000     50,019,531
   2.000%, 02/15/25.................................  66,000     64,146,328
   2.125%, 05/15/25.................................  80,000     78,203,125
   2.000%, 08/15/25................................. 144,000    139,494,375
   2.250%, 11/15/25................................. 112,000    110,066,251
   1.625%, 02/15/26................................. 141,000    132,721,757
   1.625%, 05/15/26................................. 103,000     96,735,508
   1.500%, 08/15/26................................. 183,000    169,789,688
   2.000%, 11/15/26................................. 184,300    176,935,199
   2.250%, 02/15/27................................. 161,500    157,632,832
   2.250%, 08/15/27................................. 146,000    142,116,172
   2.250%, 11/15/27.................................  52,000     50,529,375
   2.875%, 05/15/28.................................  85,000     86,743,164
                                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS.....................          3,136,889,836
                                                             --------------
TOTAL INVESTMENT SECURITIES.........................          4,888,050,883
                                                             --------------

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED



                                                          SHARES          VALUE+
                                                        ----------    --------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   State Street Institutional U.S. Government Money
     Market Fund 2.320%................................ 27,942,637    $   27,942,637
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,957,438,219)^^..............................               $4,915,993,520
                                                                      ==============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Agency Obligations............          -- $1,751,161,047   --    $1,751,161,047
U.S. Treasury Obligations.....          --  3,136,889,836   --     3,136,889,836
Temporary Cash Investments.... $27,942,637             --   --        27,942,637
                               ----------- --------------   --    --------------
TOTAL......................... $27,942,637 $4,888,050,883   --    $4,915,993,520
                               =========== ==============   ==    ==============

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
                                                              -------
BONDS -- (97.3%)
21st Century Fox America, Inc.
    5.650%, 08/15/20.....................................      4,210  $ 4,342,495
    4.500%, 02/15/21.....................................      7,638    7,828,619
Abbott Ireland Financing DAC
    0.875%, 09/27/23..................................... EUR 14,731   16,948,639
Abbott Laboratories
    2.800%, 09/15/20.....................................      2,490    2,493,656
AbbVie, Inc.
    2.500%, 05/14/20.....................................     24,891   24,742,598
    2.900%, 11/06/22.....................................      1,252    1,236,790
ABN AMRO Bank NV
    0.500%, 07/17/23..................................... EUR 17,291   19,772,588
Advance Auto Parts, Inc.
    5.750%, 05/01/20.....................................      2,825    2,925,164
Aetna, Inc.
    2.750%, 11/15/22.....................................      2,000    1,953,064
Aflac, Inc.
    3.625%, 06/15/23.....................................        706      715,022
Agence Francaise de Developpement
    1.625%, 01/21/20.....................................     12,892   12,754,004
Agilent Technologies, Inc.
#   5.000%, 07/15/20.....................................      1,690    1,732,658
Airbus Finance BV
W   2.700%, 04/17/23.....................................      7,000    6,897,408
Alimentation Couche-Tard, Inc............................
W   2.700%, 07/26/22.....................................      3,000    2,920,034
Allergan Finance LLC
    3.250%, 10/01/22.....................................     18,630   18,434,244
Allergan Funding SCS
    3.450%, 03/15/22.....................................     12,220   12,193,113
Altria Group, Inc.
    2.625%, 01/14/20.....................................      1,025    1,020,850
Ameren Corp.
    2.700%, 11/15/20.....................................      1,000      990,669
American Express Co.
    2.500%, 08/01/22.....................................      1,220    1,191,722
    2.650%, 12/02/22.....................................     12,256   12,019,386
American Express Credit Corp.
    2.600%, 09/14/20.....................................     13,925   13,871,052
American Honda Finance Corp.
    1.375%, 11/10/22..................................... EUR  5,000    5,920,041
    0.550%, 03/17/23..................................... EUR  2,143    2,459,203
American International Group, Inc.
    2.300%, 07/16/19.....................................      4,616    4,604,975
    3.375%, 08/15/20.....................................      3,000    3,014,889
    6.400%, 12/15/20.....................................     11,283   11,970,234
    1.500%, 06/08/23..................................... EUR  5,600    6,526,402
Ameriprise Financial, Inc.
    5.300%, 03/15/20.....................................      6,957    7,138,277
AmerisourceBergen Corp.
    3.500%, 11/15/21.....................................      2,000    2,007,723
Amgen, Inc.
    2.200%, 05/22/19.....................................      6,690    6,678,308
    3.450%, 10/01/20.....................................      4,990    5,029,003
    4.100%, 06/15/21.....................................      5,000    5,103,700
    2.650%, 05/11/22.....................................      2,200    2,169,473
Anheuser-Busch InBev Finance, Inc.
    2.650%, 02/01/21.....................................      2,442    2,431,971
    2.625%, 01/17/23.....................................      5,540    5,336,539
Anheuser-Busch InBev SA
    0.800%, 04/20/23..................................... EUR  2,000    2,323,217
Anthem, Inc.
    2.250%, 08/15/19.....................................      6,431    6,413,341
ANZ New Zealand International, Ltd.
    0.400%, 03/01/22..................................... EUR  9,750   11,138,486
AP Moller--Maersk A.S.
    1.500%, 11/24/22..................................... EUR    540      634,040
Apache Corp.
    3.250%, 04/15/22.....................................     24,345   24,108,145
#   2.625%, 01/15/23.....................................        722      690,015
Apple, Inc.
    2.250%, 02/23/21.....................................      4,000    3,968,768
#   2.850%, 05/06/21.....................................     29,000   29,163,443
    1.550%, 08/04/21.....................................     10,000    9,735,568
    2.500%, 02/09/22.....................................     12,191   12,114,641
    2.300%, 05/11/22.....................................     11,657   11,498,630
Applied Materials, Inc.
    2.625%, 10/01/20.....................................      1,590    1,582,429
Arizona Public Service Co.
    8.750%, 03/01/19.....................................      1,788    1,795,405
ASB Finance, Ltd.
    0.500%, 06/10/22..................................... EUR  2,200    2,511,917
Asian Development Bank
#   1.875%, 04/12/19.....................................     17,884   17,860,572
    1.625%, 03/16/21.....................................      6,000    5,883,900
Associated Banc-Corp
    2.750%, 11/15/19.....................................        447      444,984
Assurant, Inc.
    4.000%, 03/15/23.....................................      8,305    8,354,136
AstraZeneca P.L.C.
    2.375%, 11/16/20.....................................     23,256   22,992,982
AT&T, Inc.
    4.600%, 02/15/21.....................................      8,793    9,009,870
    3.800%, 03/15/22.....................................     11,600   11,780,963
    2.500%, 03/15/23..................................... EUR 12,000   14,588,288
Australia & New Zealand Banking Group, Ltd.
#   2.250%, 06/13/19.....................................     10,154   10,137,127
    2.700%, 11/16/20.....................................      1,000      994,025

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
                                                              -------
    3.300%, 03/07/22..................................... AUD 19,300  $14,254,269
    2.625%, 05/19/22.....................................     10,000    9,808,930
Autodesk, Inc.
    3.125%, 06/15/20.....................................     14,337   14,292,093
AutoZone, Inc.
    2.875%, 01/15/23.....................................     22,501   21,750,654
Avnet, Inc.
    4.875%, 12/01/22.....................................      4,291    4,388,970
Banco Santander SA
    3.848%, 04/12/23.....................................     25,400   25,320,048
Bank Nederlandse Gemeenten NV
    0.050%, 07/11/23..................................... EUR  4,000    4,585,756
Bank of America Corp.
    2.625%, 10/19/20.....................................      5,000    4,977,170
    5.700%, 01/24/22.....................................     21,571   23,157,343
    3.228%, 06/22/22..................................... CAD  4,130    3,182,987
    3.300%, 01/11/23.....................................        563      566,302
Bank of Montreal
    1.900%, 08/27/21.....................................     32,954   32,135,945
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19.....................................        809      815,121
#   2.150%, 02/24/20.....................................     15,585   15,481,570
Bank of Nova Scotia (The)
    2.350%, 10/21/20.....................................      1,315    1,302,817
#   2.450%, 03/22/21.....................................     37,679   37,362,733
    2.700%, 03/07/22.....................................      3,605    3,567,194
Barclays P.L.C.
    2.750%, 11/08/19.....................................     25,424   25,336,541
    1.500%, 04/01/22..................................... EUR  1,764    2,039,965
BAT International Finance P.L.C.
W   3.250%, 06/07/22.....................................      7,350    7,262,863
    2.375%, 01/19/23..................................... EUR 12,041   14,489,119
    0.875%, 10/13/23..................................... EUR  2,000    2,255,713
Baxalta, Inc.
    2.875%, 06/23/20.....................................      1,198    1,190,010
Bayer Capital Corp. BV
    1.250%, 11/13/23..................................... EUR  1,000    1,178,846
Bayer U.S. Finance II LLC
W   2.125%, 07/15/19.....................................      2,236    2,230,082
Bayer U.S. Finance LLC
W   2.375%, 10/08/19.....................................      5,616    5,577,065
BB&T Corp.
    2.050%, 05/10/21.....................................      3,500    3,433,514
Beam Suntory, Inc.
    3.250%, 06/15/23.....................................     10,000    9,694,795
Berkshire Hathaway Finance Corp.
#   2.900%, 10/15/20.....................................      3,000    3,014,928
Berkshire Hathaway, Inc.
    2.200%, 03/15/21.....................................      8,295    8,226,963
Biogen, Inc.
    2.900%, 09/15/20.....................................     19,046   19,024,803
    3.625%, 09/15/22.....................................      6,426    6,531,733
BlackRock, Inc.
    4.250%, 05/24/21.....................................      2,850    2,946,388
BMW US Capital LLC
    0.625%, 04/20/22..................................... EUR  2,000    2,301,707
BNG Bank NV
    4.375%, 02/16/21.....................................     11,000   11,373,252
    1.625%, 04/19/21.....................................     46,168   45,155,120
W   2.375%, 02/01/22.....................................     29,000   28,745,960
    2.375%, 02/01/22.....................................     41,400   41,037,336
    2.500%, 01/23/23.....................................     10,000    9,927,240
BNP Paribas SA
    2.875%, 10/24/22..................................... EUR  5,000    6,246,423
Booking Holdings, Inc.
    0.800%, 03/10/22..................................... EUR  7,866    9,086,252
Boston Scientific Corp.
    2.850%, 05/15/20.....................................      9,273    9,248,502
BP Capital Markets America, Inc.
    2.112%, 09/16/21.....................................      1,000      978,080
BP Capital Markets P.L.C.
    2.315%, 02/13/20.....................................     13,156   13,086,607
    2.500%, 11/06/22.....................................      2,000    1,955,001
    1.109%, 02/16/23..................................... EUR  5,000    5,864,516
BPCE SA
    2.250%, 01/27/20.....................................     11,575   11,461,727
    2.750%, 12/02/21.....................................      1,000      983,908
    1.125%, 12/14/22..................................... EUR  2,500    2,933,992
    1.125%, 01/18/23..................................... EUR  1,600    1,838,910
British Telecommunications P.L.C.
    0.500%, 06/23/22..................................... EUR  1,600    1,816,694
    1.125%, 03/10/23..................................... EUR  8,850   10,204,261
    0.875%, 09/26/23..................................... EUR  3,000    3,392,799
Broadcom Corp. / Broadcom Cayman Finance Ltd.
    3.000%, 01/15/22.....................................      9,465    9,264,554
Caisse d'Amortissement de la Dette Sociale
    2.000%, 04/17/20.....................................     17,000   16,864,051
    2.000%, 03/22/21.....................................     25,435   25,074,815
    0.125%, 11/25/22..................................... EUR 26,900   31,072,624
Canada Housing Trust No. 1
W   1.750%, 06/15/22..................................... CAD 20,000   15,096,769
Canadian Imperial Bank of Commerce
    0.750%, 03/22/23..................................... EUR 23,000   26,687,190
Canadian Natural Resources, Ltd.
    2.950%, 01/15/23.....................................     12,000   11,727,130
Canadian Pacific Railway Co.
    7.250%, 05/15/19.....................................      2,033    2,057,661
Capital One Bank USA NA
    2.300%, 06/05/19.....................................      1,968    1,964,523
CBS Corp.
    2.300%, 08/15/19.....................................     11,110   11,071,232
    3.375%, 03/01/22.....................................      5,000    4,976,632
Celgene Corp.
    3.550%, 08/15/22.....................................      9,995   10,063,195
Chevron Corp.
    1.961%, 03/03/20.....................................        358      355,532

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
                                                              -------
    1.991%, 03/03/20.....................................      1,500  $ 1,489,249
#   2.419%, 11/17/20.....................................     15,151   15,137,305
    2.100%, 05/16/21.....................................     25,500   25,166,627
    2.498%, 03/03/22.....................................     10,030    9,974,236
Chubb INA Holdings, Inc.
    2.300%, 11/03/20.....................................      7,229    7,163,762
    2.875%, 11/03/22.....................................      3,000    2,997,642
Church & Dwight Co., Inc.
    2.875%, 10/01/22.....................................      7,000    6,900,733
Cisco Systems, Inc.
    2.450%, 06/15/20.....................................        895      892,745
    2.200%, 02/28/21.....................................     57,736   57,172,148
    1.850%, 09/20/21.....................................     20,960   20,534,143
Citigroup, Inc.
    2.550%, 04/08/19.....................................      1,942    1,941,574
    0.750%, 10/26/23..................................... EUR 13,000   14,780,427
Citizens Bank N.A.
#   2.450%, 12/04/19.....................................      2,175    2,166,601
Citizens Bank NA
    2.650%, 05/26/22.....................................      8,635    8,423,189
CNA Financial Corp.
    5.875%, 08/15/20.....................................      1,000    1,037,600
Coca-Cola Co. (The)
    1.875%, 10/27/20.....................................     16,673   16,456,795
    3.150%, 11/15/20.....................................      1,020    1,030,824
    1.550%, 09/01/21.....................................      2,500    2,430,798
    3.300%, 09/01/21.....................................     14,000   14,213,723
#   2.200%, 05/25/22.....................................     20,425   20,087,316
Coca-Cola European Partners P.L.C.
    2.625%, 11/06/23..................................... EUR  4,620    5,780,896
Coca-Cola European Partners US LLC
    3.500%, 09/15/20.....................................      4,591    4,607,359
Comcast Corp.
    3.125%, 07/15/22.....................................      5,725    5,744,259
Comerica, Inc.
    2.125%, 05/23/19.....................................      2,057    2,053,078
Commonwealth Bank of Australia
#   2.300%, 09/06/19.....................................     24,025   23,959,821
W   2.250%, 03/10/20.....................................      5,000    4,964,658
    2.400%, 11/02/20.....................................     10,000    9,894,200
    2.900%, 07/12/21..................................... AUD  5,000    3,653,120
#W  2.000%, 09/06/21.....................................      5,000    4,856,939
    3.250%, 01/17/22..................................... AUD  5,000    3,686,851
W   2.750%, 03/10/22.....................................     11,500   11,359,588
    3.250%, 03/31/22..................................... AUD  3,200    2,358,903
Constellation Brands, Inc.
    2.700%, 05/09/22.....................................      4,935    4,809,470
#   3.200%, 02/15/23.....................................      5,191    5,104,799
Cooperatieve Rabobank UA
    2.500%, 01/19/21.....................................     15,935   15,811,832
    0.125%, 10/11/21..................................... EUR  2,750    3,150,296
    2.750%, 01/10/22.....................................      5,928    5,871,658
    4.000%, 01/11/22..................................... EUR  2,500    3,179,918
    3.875%, 02/08/22.....................................     17,836   18,233,743
    4.750%, 06/06/22..................................... EUR  3,000    3,946,355
    0.500%, 12/06/22..................................... EUR  3,496    4,049,766
Corning, Inc.
    4.250%, 08/15/20.....................................      2,850    2,892,890
Costco Wholesale Corp.
    1.700%, 12/15/19.....................................          2        1,984
Cox Communications, Inc.
W   3.250%, 12/15/22.....................................        770      760,595
CPPIB Capital, Inc.
W   2.250%, 01/25/22.....................................     25,400   25,046,686
    2.250%, 01/25/22.....................................     36,750   36,238,807
Credit Suisse AG
    2.300%, 05/28/19.....................................      9,827    9,813,418
Credit Suisse Group Funding Guernsey, Ltd.
    1.250%, 04/14/22..................................... EUR 10,220   11,831,010
CVS Health Corp.
    2.250%, 08/12/19.....................................      4,770    4,754,404
    2.750%, 12/01/22.....................................      2,120    2,071,362
Daimler Finance North America LLC
W   2.250%, 03/02/20.....................................      9,750    9,661,914
Daiwa Securities Group, Inc.
W   3.129%, 04/19/22.....................................     10,000    9,877,575
Danone SA
W   2.077%, 11/02/21.....................................      5,000    4,834,327
Danske Bank A.S.
W   2.750%, 09/17/20.....................................     15,822   15,437,058
Denmark Government Bond
    1.500%, 11/15/23..................................... DKK 45,000    7,498,077
Deutsche Bank AG
    2.500%, 02/13/19.....................................      1,650    1,649,408
    2.500%, 02/13/19.....................................      5,942    5,939,867
    3.125%, 01/13/21.....................................      4,900    4,779,075
    2.375%, 01/11/23..................................... EUR  9,700   11,306,970
Deutsche Telekom International Finance BV
    6.000%, 07/08/19.....................................      3,099    3,138,239
W   1.950%, 09/19/21.....................................      2,535    2,445,116
Dexia Credit Local SA
    0.625%, 01/21/22..................................... EUR    750      873,673
    0.250%, 06/02/22..................................... EUR  8,000    9,211,746
    0.750%, 01/25/23..................................... EUR  1,200    1,404,308
Discovery Communications LLC
W   2.750%, 11/15/19.....................................      9,864    9,811,511
#   3.300%, 05/15/22.....................................      6,000    5,928,055
W   3.500%, 06/15/22.....................................     10,000    9,908,189
Dollar General Corp.
    3.250%, 04/15/23.....................................      8,009    7,909,368
Dominion Energy Gas Holdings LLC
#   2.800%, 11/15/20.....................................      5,000    4,979,007
Dow Chemical Co. (The)
    4.250%, 11/15/20.....................................      7,657    7,804,013
    3.000%, 11/15/22.....................................      9,897    9,849,419
DTE Energy Co.
    2.400%, 12/01/19.....................................     18,342   18,192,566

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
                                                              -------
Duke Energy Corp.
    5.050%, 09/15/19.....................................        586  $   593,104
DXC Technology Co.
    4.450%, 09/18/22.....................................      1,250    1,272,164
E*TRADE Financial Corp.
    2.950%, 08/24/22.....................................      4,060    3,950,630
Eastman Chemical Co.
    2.700%, 01/15/20.....................................      1,166    1,162,262
Eaton Corp.
    2.750%, 11/02/22.....................................      1,285    1,265,474
eBay, Inc.
    2.200%, 08/01/19.....................................      4,184    4,169,527
    3.800%, 03/09/22.....................................      1,636    1,651,854
Edison International
    2.400%, 09/15/22.....................................      1,500    1,370,649
Electricite de France SA
W   2.350%, 10/13/20.....................................      1,500    1,483,974
    2.750%, 03/10/23..................................... EUR 10,000   12,485,063
Electronic Arts, Inc.
    3.700%, 03/01/21.....................................     11,879   12,031,522
EMD Finance LLC
W   2.400%, 03/19/20.....................................      1,755    1,738,238
Enbridge, Inc.
#   2.900%, 07/15/22.....................................     18,189   17,803,081
    3.190%, 12/05/22..................................... CAD  5,000    3,832,338
Enel Finance International NV
    5.000%, 09/14/22..................................... EUR  2,000    2,662,133
Energy Transfer Partners L.P.
    3.600%, 02/01/23.....................................      2,000    1,974,778
Eni SpA
    1.750%, 01/18/24..................................... EUR  3,406    4,070,286
Enterprise Products Operating LLC
#   5.250%, 01/31/20.....................................      1,788    1,825,955
    3.350%, 03/15/23.....................................      6,000    6,010,781
Equifax, Inc.
    3.950%, 06/15/23.....................................     10,000   10,061,914
Equinor ASA
    2.250%, 11/08/19.....................................      4,000    3,984,053
    2.900%, 11/08/20.....................................      2,780    2,788,584
#   3.150%, 01/23/22.....................................      2,692    2,728,717
ERAC USA Finance LLC
W   2.350%, 10/15/19.....................................         77       76,618
European Financial Stability Facility
    0.000%, 11/17/22..................................... EUR 47,387   54,544,722
    0.500%, 01/20/23..................................... EUR 31,000   36,383,063
European Investment Bank
    1.875%, 03/15/19.....................................      4,471    4,468,004
    1.625%, 03/16/20.....................................     10,000    9,891,826
    1.375%, 06/15/20.....................................      6,000    5,904,490
    2.875%, 09/15/20.....................................      9,000    9,039,591
    1.625%, 12/15/20.....................................      8,000    7,862,888
    2.000%, 03/15/21.....................................      5,000    4,939,857
#   1.625%, 06/15/21.....................................     10,000    9,777,800
#   1.375%, 09/15/21.....................................     48,000   46,576,002
European Stability Mechanism
    0.000%, 10/18/22..................................... EUR 14,800   17,030,466
    0.100%, 07/31/23..................................... EUR  7,000    8,064,981
Eversource Energy
    2.500%, 03/15/21.....................................      5,500    5,405,504
Exelon Corp.
    2.850%, 06/15/20.....................................      1,399    1,391,118
    2.450%, 04/15/21.....................................        447      437,270
Exelon Generation Co. LLC
#   2.950%, 01/15/20.....................................      7,064    7,043,630
    3.400%, 03/15/22.....................................      1,600    1,587,305
Export Development Canada
#   1.375%, 10/21/21.....................................     12,800   12,399,874
Express Scripts Holding Co.
    2.250%, 06/15/19.....................................      9,876    9,854,158
    3.900%, 02/15/22.....................................      1,000    1,016,365
Exxon Mobil Corp.
    1.819%, 03/15/19.....................................     21,614   21,603,625
    2.222%, 03/01/21.....................................     46,895   46,518,529
    2.397%, 03/06/22.....................................      1,035    1,026,704
FedEx Corp.
    2.300%, 02/01/20.....................................      3,741    3,715,664
    1.000%, 01/11/23..................................... EUR 19,955   23,100,363
Fidelity National Information Services, Inc.
    3.625%, 10/15/20.....................................      6,415    6,457,183
    2.250%, 08/15/21.....................................      3,094    3,008,573
FMS Wertmanagement
    1.375%, 06/08/21.....................................     10,000    9,721,438
Ford Motor Credit Co. LLC
    3.157%, 08/04/20.....................................     11,533   11,341,304
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20.....................................      6,500    6,461,110
French Republic Government Bond OAT
    2.250%, 10/25/22..................................... EUR 20,800   26,081,208
    1.750%, 05/25/23..................................... EUR 30,000   37,276,528
GE Capital European Funding Un, Ltd. Co.
    4.350%, 11/03/21..................................... EUR  2,463    3,073,512
    0.800%, 01/21/22..................................... EUR  1,750    1,973,224
General Mills, Inc.
    1.000%, 04/27/23..................................... EUR  4,000    4,633,678
General Motors Financial Co., Inc.
    3.200%, 07/06/21.....................................     12,709   12,513,056
    3.450%, 01/14/22.....................................     14,123   13,877,367
Gilead Sciences, Inc.
    4.500%, 04/01/21.....................................      1,198    1,231,972
GlaxoSmithKline Capital P.L.C.
    2.850%, 05/08/22.....................................      2,000    1,988,412
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23.....................................      5,700    5,653,317
Goldcorp, Inc.
    3.625%, 06/09/21.....................................      4,553    4,563,940
Goldman Sachs Group, Inc. (The)
    2.550%, 10/23/19.....................................      1,955    1,950,315

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
                                                              -------
    2.750%, 09/15/20.....................................      10,000 $ 9,944,904
    2.625%, 04/25/21.....................................         502     496,374
    5.750%, 01/24/22.....................................       5,000   5,364,143
    3.250%, 02/01/23..................................... EUR   4,033   5,022,462
Harley-Davidson Financial Services, Inc.
#W  2.150%, 02/26/20.....................................      21,047  20,772,936
W   2.550%, 06/09/22.....................................      11,012  10,536,293
Harris Corp.
    2.700%, 04/27/20.....................................       4,247   4,212,360
Hartford Financial Services Group, Inc. (The)
    5.500%, 03/30/20.....................................       4,600   4,720,766
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20.....................................      10,000  10,062,157
HP, Inc.
    4.300%, 06/01/21.....................................       1,000   1,023,984
HSBC USA, Inc.
    2.375%, 11/13/19.....................................       1,683   1,677,056
    2.350%, 03/05/20.....................................       5,500   5,465,778
Humana, Inc.
    2.625%, 10/01/19.....................................       3,845   3,835,760
Iberdrola Finance Ireland DAC
W   5.000%, 09/11/19.....................................       6,662   6,727,640
Iberdrola International BV
    1.750%, 09/17/23..................................... EUR     500     604,017
ING Bank NV
W   2.750%, 03/22/21.....................................       6,000   5,952,180
ING Groep NV
    1.000%, 09/20/23..................................... EUR   4,200   4,808,972
Integrys Holding, Inc.
    4.170%, 11/01/20.....................................       1,000   1,008,546
Intel Corp.
    3.300%, 10/01/21.....................................       2,460   2,505,264
Inter-American Development Bank
    1.875%, 06/16/20.....................................       7,000   6,932,723
    2.125%, 11/09/20.....................................      20,000  19,835,220
    2.125%, 01/18/22.....................................      10,000   9,873,800
International Bank for Reconstruction & Development
    1.375%, 05/24/21.....................................       5,000   4,868,865
    2.250%, 06/24/21.....................................       6,000   5,954,124
International Business Machines Corp.
    2.250%, 02/19/21.....................................       4,000   3,940,715
    2.500%, 01/27/22.....................................       5,000   4,924,957
Japan Finance Organization for Municipalities
    2.125%, 03/06/19.....................................       2,472   2,470,715
Jersey Central Power & Light Co.
    7.350%, 02/01/19.....................................       7,492   7,492,000
John Deere Capital Corp.
#   2.050%, 03/10/20.....................................      10,620  10,523,501
Johnson & Johnson
    1.650%, 03/01/21.....................................       9,000   8,806,933
    2.250%, 03/03/22.....................................       5,000   4,921,418
Johnson Controls International P.L.C.
    1.000%, 09/15/23..................................... EUR  10,855  12,418,167
JPMorgan Chase & Co.
    2.550%, 10/29/20.....................................      11,000  10,929,646
    4.350%, 08/15/21.....................................       4,994   5,146,543
Kellogg Co.
    0.800%, 11/17/22..................................... EUR   3,270   3,769,119
Keurig Dr Pepper, Inc.
    3.200%, 11/15/21.....................................       5,000   4,966,258
    2.700%, 11/15/22.....................................       2,000   1,927,302
Keurig Dr. Pepper, Inc.
    2.000%, 01/15/20.....................................         747     738,372
KeyCorp
    2.900%, 09/15/20.....................................      11,259  11,225,365
    5.100%, 03/24/21.....................................       8,008   8,344,432
Kommunalbanken A.S.
    1.750%, 05/28/19.....................................      17,884  17,833,925
    1.625%, 02/10/21.....................................      15,000  14,700,585
    2.250%, 01/25/22.....................................      30,000  29,682,780
Kommunekredit
    0.000%, 09/08/22..................................... EUR   1,750   2,008,862
Kommuninvest I Sverige AB
    2.000%, 11/12/19.....................................       9,471   9,423,929
    1.000%, 09/15/21..................................... SEK 360,000  40,640,868
    0.250%, 06/01/22..................................... SEK 903,000  99,762,870
    0.750%, 02/22/23..................................... SEK 150,000  16,790,232
Kraft Heinz Foods Co.
    3.500%, 06/06/22.....................................       5,000   5,008,619
    4.000%, 06/15/23.....................................      19,000  19,320,079
Kreditanstalt fuer Wiederaufbau
    1.875%, 04/01/19.....................................       6,259   6,252,741
    1.500%, 04/20/20.....................................      22,500  22,206,546
#   2.125%, 03/07/22.....................................      20,000  19,743,702
    0.000%, 12/15/22..................................... EUR  40,228  46,383,197
    0.125%, 06/07/23..................................... EUR   5,000   5,784,474
    2.125%, 08/15/23..................................... EUR  12,000  15,130,690
    0.000%, 09/15/23..................................... EUR  10,000  11,491,711
Kroger Co. (The)
    2.950%, 11/01/21.....................................       1,386   1,375,301
#   3.400%, 04/15/22.....................................      10,000   9,914,123
Laboratory Corp. of America Holdings
    2.625%, 02/01/20.....................................       7,623   7,593,288
Lam Research Corp.
    2.750%, 03/15/20.....................................       8,942   8,916,572
Landeskreditbank Baden-Wuerttemberg Foerderbank
    1.375%, 07/21/21.....................................       5,000   4,849,395
Legg Mason, Inc.
    2.700%, 07/15/19.....................................       9,258   9,249,447
Liberty Mutual Group, Inc.
W   5.000%, 06/01/21.....................................       2,500   2,582,351

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
                                                              -------
W   4.950%, 05/01/22.....................................      1,200  $ 1,250,696
Lincoln National Corp.
    6.250%, 02/15/20.....................................      3,215    3,320,697
    4.850%, 06/24/21.....................................      1,270    1,311,284
Lloyds Bank P.L.C.
    2.700%, 08/17/20.....................................      1,600    1,592,028
Lloyds Banking Group P.L.C.
    3.100%, 07/06/21.....................................     10,250   10,124,807
    3.000%, 01/11/22.....................................     27,304   26,821,732
Lockheed Martin Corp.
    2.500%, 11/23/20.....................................      4,500    4,487,194
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.....................................     28,367   28,153,307
    2.500%, 05/18/22.....................................      1,780    1,744,427
Marriott International, Inc.
    3.000%, 03/01/19.....................................      2,835    2,834,863
Marsh & McLennan Cos., Inc.
    2.350%, 03/06/20.....................................      1,000      992,556
    2.750%, 01/30/22.....................................      4,650    4,579,146
Mastercard, Inc.
    1.100%, 12/01/22..................................... EUR 15,162   17,854,850
McDonald's Corp.
    3.500%, 07/15/20.....................................      4,928    4,981,903
    1.000%, 11/15/23..................................... EUR  6,500    7,531,415
Medtronic, Inc.
    3.150%, 03/15/22.....................................      2,630    2,655,140
Merck & Co., Inc.
    1.850%, 02/10/20.....................................      2,450    2,431,072
Microsoft Corp.
    1.850%, 02/12/20.....................................     14,640   14,524,409
    3.000%, 10/01/20.....................................      1,000    1,007,633
#   2.000%, 11/03/20.....................................      9,993    9,900,840
    1.550%, 08/08/21.....................................     10,978   10,703,333
    2.400%, 02/06/22.....................................     20,000   19,911,210
    2.375%, 02/12/22.....................................     11,883   11,810,235
Mitsubishi UFJ Financial Group, Inc.
    2.950%, 03/01/21.....................................      1,725    1,716,993
    0.680%, 01/26/23..................................... EUR 15,142   17,326,344
Mizuho Bank, Ltd.
W   2.450%, 04/16/19.....................................        575      574,885
W   2.700%, 10/20/20.....................................     13,642   13,524,471
Mizuho Financial Group, Inc.
W   2.632%, 04/12/21.....................................      5,000    4,931,353
    2.953%, 02/28/22.....................................        600      592,786
Molson Coors Brewing Co.
    2.100%, 07/15/21.....................................      3,000    2,923,629
Mondelez International Holdings Netherlands BV
W   2.000%, 10/28/21.....................................     13,012   12,592,312
Morgan Stanley
    3.125%, 08/05/21..................................... CAD  5,000    3,838,236
    1.875%, 03/30/23..................................... EUR  5,000    5,980,189
MUFG Bank, Ltd.
W   2.350%, 09/08/19.....................................      4,570    4,558,243
Municipality Finance P.L.C.
    1.500%, 03/23/20.....................................     10,000    9,870,160
    1.375%, 09/21/21.....................................      7,500    7,254,637
    2.375%, 03/15/22.....................................     10,000    9,914,100
Mylan N.V.
    3.150%, 06/15/21.....................................      1,500    1,473,680
Mylan NV
#   3.750%, 12/15/20.....................................      4,065    4,067,040
National Australia Bank, Ltd.
    2.250%, 07/01/19.....................................      5,626    5,615,428
    2.625%, 07/23/20.....................................      5,339    5,313,747
    2.625%, 01/14/21.....................................      1,500    1,488,529
    3.000%, 05/12/21..................................... AUD  6,000    4,391,463
    1.875%, 07/12/21.....................................      5,500    5,343,867
    2.800%, 01/10/22.....................................     24,500   24,300,460
    2.500%, 05/22/22.....................................     42,800   41,831,296
    0.350%, 09/07/22..................................... EUR  7,800    8,895,674
National Grid North America, Inc.
    0.750%, 08/08/23..................................... EUR  4,400    5,025,073
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19.....................................     53,652   53,609,078
    1.625%, 03/04/20.....................................     30,000   29,669,880
    1.875%, 04/14/22.....................................      5,000    4,878,030
Nestle Holdings, Inc.
    1.875%, 03/09/21.....................................     10,000    9,809,790
NetApp, Inc.
    3.375%, 06/15/21.....................................      8,650    8,656,991
Newell Brands, Inc.
    4.000%, 06/15/22.....................................     12,950   12,833,337
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.....................................      9,378    9,345,258
Nissan Motor Acceptance Corp.
W   2.550%, 03/08/21.....................................     16,249   15,849,957
Noble Energy, Inc.
    4.150%, 12/15/21.....................................      4,000    4,045,881
Nomura Holdings, Inc.
    2.750%, 03/19/19.....................................      7,510    7,507,680
Nordea Bank Abp
    2.375%, 04/04/19.....................................     10,005    9,999,697
W   2.500%, 09/17/20.....................................      6,000    5,940,988
Nordic Investment Bank
#   1.875%, 06/14/19.....................................      9,471    9,444,038
    2.125%, 02/01/22.....................................     12,160   11,989,323
Nordstrom, Inc.
    4.750%, 05/01/20.....................................     13,135   13,320,944
Norfolk Southern Corp.
    3.000%, 04/01/22.....................................      1,352    1,348,229
NRW Bank
    0.125%, 07/07/23..................................... EUR  4,000    4,607,915
Occidental Petroleum Corp.
    4.100%, 02/01/21.....................................        542      555,239
Omnicom Group, Inc. / Omnicom Capital, Inc.
    4.450%, 08/15/20.....................................        550      560,514
    3.625%, 05/01/22.....................................      1,595    1,599,987

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
                                                              -------
OP Corporate Bank P.L.C.
    0.375%, 10/11/22..................................... EUR    325  $   371,161
Oracle Corp.
    2.800%, 07/08/21.....................................      6,536    6,554,492
    1.900%, 09/15/21.....................................     97,577   95,521,828
    2.500%, 05/15/22.....................................      5,000    4,940,903
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
W   3.050%, 01/09/20.....................................        828      826,420
W   3.375%, 02/01/22.....................................     15,000   14,892,022
W   4.250%, 01/17/23.....................................      9,025    9,125,579
Pernod Ricard SA
W   5.750%, 04/07/21.....................................        620      652,074
W   4.450%, 01/15/22.....................................     18,077   18,609,102
Perrigo Finance Un, Ltd. Co.
    3.500%, 03/15/21.....................................      5,056    4,967,938
Pfizer, Inc.
    1.950%, 06/03/21.....................................     27,847   27,411,993
    2.200%, 12/15/21.....................................     15,000   14,783,824
    0.250%, 03/06/22..................................... EUR 11,200   12,830,963
Phillips 66 Partners L.P.
    2.646%, 02/15/20.....................................      6,873    6,834,541
PNC Bank NA
    2.400%, 10/18/19.....................................      7,500    7,479,240
    2.300%, 06/01/20.....................................        200      198,410
    2.600%, 07/21/20.....................................      4,800    4,782,693
PPL Capital Funding, Inc.
    3.400%, 06/01/23.....................................      3,000    2,962,647
Procter & Gamble Co. (The)
    1.850%, 02/02/21.....................................      8,670    8,544,544
Progress Energy, Inc.
    4.875%, 12/01/19.....................................      4,672    4,746,737
Progressive Corp. (The)
    3.750%, 08/23/21.....................................        706      712,501
Province of Alberta Canada
    1.750%, 08/26/20.....................................     15,000   14,776,650
    1.350%, 09/01/21..................................... CAD 20,000   14,953,233
Province of Manitoba Canada
    2.050%, 11/30/20.....................................      3,800    3,754,419
    2.125%, 05/04/22.....................................     10,000    9,777,700
    2.100%, 09/06/22.....................................     20,000   19,468,400
Province of Ontario Canada
    4.400%, 04/14/20.....................................     28,000   28,556,907
#   1.875%, 05/21/20.....................................     15,000   14,841,174
    2.500%, 09/10/21.....................................     59,530   59,136,504
    1.350%, 03/08/22..................................... CAD 20,000   14,875,909
    2.250%, 05/18/22.....................................      5,000    4,912,416
    3.150%, 06/02/22..................................... CAD 19,000   14,918,315
Province of Quebec Canada
    3.500%, 07/29/20.....................................     49,193   49,778,670
    4.500%, 12/01/20..................................... CAD  5,000    3,978,538
#   2.750%, 08/25/21.....................................     10,000   10,004,767
#   2.375%, 01/31/22.....................................     40,718   40,305,020
Prudential Financial, Inc.
    2.350%, 08/15/19.....................................      6,000    5,977,620
    5.375%, 06/21/20.....................................      1,700    1,753,944
#   4.500%, 11/15/20.....................................      7,000    7,184,752
PSEG Power LLC
    5.125%, 04/15/20.....................................     11,108   11,383,061
Puget Energy, Inc.
    6.500%, 12/15/20.....................................      1,363    1,436,896
QUALCOMM, Inc.
#   2.250%, 05/20/20.....................................      6,278    6,235,229
#   3.000%, 05/20/22.....................................      2,425    2,421,319
    2.600%, 01/30/23.....................................     10,000    9,753,191
Regions Financial Corp.
#   3.200%, 02/08/21.....................................     10,500   10,497,955
    2.750%, 08/14/22.....................................      6,401    6,239,426
Republic of Austria Government Bond
    0.000%, 09/20/22..................................... EUR  4,000    4,630,496
Republic Services, Inc.
    3.550%, 06/01/22.....................................      2,000    2,030,368
Roper Technologies, Inc.
#   2.800%, 12/15/21.....................................      1,000      985,123
Royal Bank of Canada
    2.125%, 03/02/20.....................................     17,338   17,220,737
    2.150%, 03/06/20.....................................        665      659,919
#   2.350%, 10/30/20.....................................      7,428    7,357,881
    2.500%, 01/19/21.....................................     12,750   12,651,472
    2.750%, 02/01/22.....................................     24,000   23,883,613
    1.968%, 03/02/22..................................... CAD 10,000    7,484,303
Ryder System, Inc.
    2.650%, 03/02/20.....................................      7,000    6,965,524
    3.400%, 03/01/23.....................................     12,680   12,504,503
Sanofi
    0.500%, 03/21/23..................................... EUR  8,000    9,270,066
Santander Holdings USA, Inc.
    2.650%, 04/17/20.....................................      3,000    2,978,536
    3.400%, 01/18/23.....................................     18,560   18,277,191
Santander UK Group Holdings P.L.C.
#   3.125%, 01/08/21.....................................     15,000   14,871,960
    2.875%, 08/05/21.....................................      1,000      979,549
Santander UK P.L.C.
    2.375%, 03/16/20.....................................      2,824    2,804,192
Sempra Energy
    2.850%, 11/15/20.....................................      5,400    5,335,043
Shell International Finance BV
    2.125%, 05/11/20.....................................     17,155   17,040,474
#   2.250%, 11/10/20.....................................     18,999   18,860,644
#   1.875%, 05/10/21.....................................     32,626   32,047,719
    1.750%, 09/12/21.....................................     27,855   27,160,324
Sherwin-Williams Co. (The)
    2.750%, 06/01/22.....................................      2,000    1,962,172
Siemens Financieringsmaatschappij NV
#W  1.700%, 09/15/21.....................................      3,020    2,920,940
Skandinaviska Enskilda Banken AB
    1.250%, 08/05/22..................................... GBP  2,000    2,588,475
Sky, Ltd.
    1.875%, 11/24/23..................................... EUR 11,700   13,994,714

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                                FACE
                                                               AMOUNT^     VALUE+
                                                              --------- ------------
                                                                (000)
                                                              ---------
Societe Generale SA
W   2.625%, 09/16/20.....................................        17,000 $ 16,896,415
W   2.500%, 04/08/21.....................................         4,200    4,130,293
Solvay Finance America LLC
W   3.400%, 12/03/20.....................................        10,000    9,996,549
Southern Co. (The)
    2.750%, 06/15/20.....................................         9,683    9,650,789
Southern Power Co.
    1.000%, 06/20/22..................................... EUR    14,310   16,593,280
Southwest Airlines Co.
    2.750%, 11/06/19.....................................        17,072   17,060,458
    2.650%, 11/05/20.....................................         4,500    4,473,203
Spain Government Bond
    5.400%, 01/31/23..................................... EUR    17,000   23,573,834
Starbucks Corp.
#   2.100%, 02/04/21.....................................         1,770    1,743,440
State of North Rhine-Westphalia Germany
    1.625%, 01/22/20.....................................         3,950    3,908,995
    0.200%, 04/17/23..................................... EUR     9,000   10,409,478
State Street Corp.
    2.550%, 08/18/20.....................................        10,138   10,097,004
Stryker Corp.
    2.625%, 03/15/21.....................................         6,121    6,062,345
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21.....................................         4,000    3,976,426
    2.058%, 07/14/21.....................................        10,000    9,746,533
    2.784%, 07/12/22.....................................         1,150    1,132,568
    0.819%, 07/23/23..................................... EUR     7,805    8,976,213
Sunoco Logistics Partners Operations L.P.
    3.450%, 01/15/23.....................................         9,515    9,328,714
SunTrust Banks, Inc.
    2.500%, 05/01/19.....................................         3,555    3,553,151
    2.900%, 03/03/21.....................................        14,765   14,717,534
Svensk Exportkredit AB
    1.750%, 08/28/20.....................................         6,000    5,917,967
    2.375%, 03/09/22.....................................        10,000    9,921,389
Svenska Handelsbanken AB
    2.400%, 10/01/20.....................................         3,720    3,682,760
    2.450%, 03/30/21.....................................         1,930    1,907,033
    0.250%, 02/28/22..................................... EUR    13,000   14,857,579
    2.625%, 08/23/22..................................... EUR     3,000    3,707,108
Swedbank AB
    0.300%, 09/06/22..................................... EUR    12,020   13,720,458
    0.250%, 11/07/22..................................... EUR     1,200    1,367,631
Sweden Government Bond
    3.500%, 06/01/22..................................... SEK 1,085,000  134,926,187
Sysco Corp.
    2.600%, 10/01/20.....................................        16,190   16,089,951
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.....................................            74       75,701
Telefonica Emisiones SAU
    5.134%, 04/27/20.....................................        10,180   10,406,985
    3.987%, 01/23/23..................................... EUR     7,800   10,086,626
Temasek Financial I, Ltd.
    0.500%, 03/01/22..................................... EUR     2,700    3,121,879
Toronto-Dominion Bank (The)
#   2.125%, 07/02/19.....................................        31,297   31,231,360
    2.500%, 12/14/20.....................................        20,000   19,874,691
    2.125%, 04/07/21.....................................        18,138   17,846,656
#   1.800%, 07/13/21.....................................        18,605   18,117,982
    1.994%, 03/23/22..................................... CAD    15,000   11,235,245
Total Capital International SA
    2.100%, 06/19/19.....................................         2,983    2,972,757
    2.750%, 06/19/21.....................................         6,000    6,011,149
    2.875%, 02/17/22.....................................         7,000    7,027,508
    0.250%, 07/12/23..................................... EUR       500      571,690
Total Capital SA
#   4.125%, 01/28/21.....................................        10,000   10,260,494
Total System Services, Inc.
    3.800%, 04/01/21.....................................         1,531    1,535,451
Toyota Credit Canada, Inc.
    2.050%, 05/20/20..................................... CAD     3,092    2,340,785
    2.020%, 02/28/22..................................... CAD    10,000    7,460,938
    2.350%, 07/18/22..................................... CAD    10,000    7,510,484
Toyota Motor Credit Corp.
    2.125%, 07/18/19.....................................         9,845    9,822,733
    4.500%, 06/17/20.....................................         9,300    9,506,752
    1.900%, 04/08/21.....................................        40,243   39,512,753
    2.750%, 05/17/21.....................................         8,500    8,484,860
    2.600%, 01/11/22.....................................         5,988    5,942,112
    3.300%, 01/12/22.....................................         1,484    1,500,187
    0.750%, 07/21/22..................................... EUR     2,080    2,419,307
TransCanada PipeLines, Ltd.
#   2.500%, 08/01/22.....................................           300      292,832
Tyson Foods, Inc.
    2.650%, 08/15/19.....................................        10,967   10,946,592
UBS AG Stamford CT
    2.375%, 08/14/19.....................................           663      661,905
    2.350%, 03/26/20.....................................         6,079    6,050,022
UBS Group Funding Switzerland AG
    1.750%, 11/16/22..................................... EUR     9,052   10,708,451
Unedic Asseo
    0.875%, 10/25/22..................................... EUR    27,300   32,340,045
Union Pacific Corp.
    2.750%, 04/15/23.....................................         4,189    4,117,829
UnitedHealth Group, Inc.
    4.700%, 02/15/21.....................................         2,040    2,104,122
    2.375%, 10/15/22.....................................         9,000    8,807,711
Unum Group
    3.000%, 05/15/21.....................................         1,000      987,566
US Bank NA
#   2.125%, 10/28/19.....................................         1,932    1,923,532
USAA Capital Corp.
W   2.000%, 06/01/21.....................................         5,000    4,882,945
Verizon Communications, Inc.
    3.500%, 11/01/21.....................................           750      761,671
    2.946%, 03/15/22.....................................           800      797,726
    3.125%, 03/16/22.....................................        13,808   13,853,810
Vodafone Group P.L.C.
    4.375%, 03/16/21.....................................         4,525    4,631,973
    2.500%, 09/26/22.....................................         4,411    4,288,494
    1.750%, 08/25/23..................................... EUR     5,600    6,672,122

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                                FACE
                                                               AMOUNT^      VALUE+
                                                              --------- --------------
                                                                (000)
                                                              ---------
Volkswagen Financial Services AG
    1.375%, 10/16/23..................................... EUR     7,000 $    7,968,723
Volkswagen Group of America Finance LLC
W   2.125%, 05/23/19.....................................         1,310      1,306,044
W   2.400%, 05/22/20.....................................         5,911      5,844,571
Volkswagen International Finance NV
    0.875%, 01/16/23..................................... EUR     4,200      4,732,016
Walgreen Co.
    3.100%, 09/15/22.....................................         4,127      4,061,622
Walgreens Boots Alliance, Inc.
    3.300%, 11/18/21.....................................         4,000      4,006,300
Walt Disney Co. (The)
    2.150%, 09/17/20.....................................         6,482      6,421,975
Warner Media LLC
    4.700%, 01/15/21.....................................         7,900      8,134,640
    4.000%, 01/15/22.....................................         3,500      3,554,794
    1.950%, 09/15/23..................................... EUR     5,200      6,177,317
WEC Energy Group, Inc.
    2.450%, 06/15/20.....................................        14,176     14,068,923
Wells Fargo & Co.
    2.600%, 07/22/20.....................................         8,000      7,969,281
    2.550%, 12/07/20.....................................        15,000     14,887,841
    1.500%, 09/12/22..................................... EUR     2,700      3,192,943
    2.250%, 05/02/23..................................... EUR     5,700      6,952,911
Western Australian Treasury Corp.
    2.750%, 10/20/22..................................... AUD    27,000     20,034,371
Westpac Banking Corp.
    4.875%, 11/19/19.....................................         3,645      3,703,155
    2.600%, 11/23/20.....................................        29,052     28,871,975
    2.100%, 05/13/21.....................................         7,632      7,472,966
    2.800%, 01/11/22.....................................        15,512     15,456,231
    2.500%, 06/28/22.....................................         9,789      9,577,373
Whirlpool Corp.
    3.700%, 03/01/23.....................................         1,525      1,499,911
Williams Partners LP
    3.350%, 08/15/22.....................................         4,600      4,557,740
Wm Wrigley Jr Co.
W   2.900%, 10/21/19.....................................         1,484      1,484,921
Xcel Energy, Inc.
    2.400%, 03/15/21.....................................         4,070      4,009,024
Xilinx, Inc.
    2.125%, 03/15/19.....................................         1,745      1,742,000
ZF North America Capital, Inc.
W   4.500%, 04/29/22.....................................           600        601,924
    2.750%, 04/27/23..................................... EUR     1,000      1,187,907
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.....................................         4,632      4,611,227
Zoetis, Inc.
    3.450%, 11/13/20.....................................        12,400     12,441,674
    3.250%, 02/01/23.....................................         3,015      2,993,546
                                                                        --------------
TOTAL BONDS..............................................                5,552,041,359
                                                                        --------------
U.S. TREASURY OBLIGATIONS -- (1.5%)
U.S. Treasury Notes
    1.500%, 10/31/19.....................................         9,700      9,624,597
    1.000%, 11/30/19.....................................        55,000     54,301,758
    1.375%, 12/15/19.....................................        20,000     19,796,094
                                                                        --------------
TOTAL U.S. TREASURY OBLIGATIONS..........................                   83,722,449
                                                                        --------------
TOTAL INVESTMENT SECURITIES..............................                5,635,763,808
                                                                        --------------
                                                               SHARES
                                                              ---------
SECURITIES LENDING COLLATERAL -- (1.2%)
@(S) DFA Short Term Investment Fund......................     5,765,594     66,713,685
                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,795,488,960)^^................................               $5,702,477,493
                                                                        ==============

As of January 31, 2019, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                               UNREALIZED
                                                                                FOREIGN
                                                                                EXCHANGE
                                                                  SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD          COUNTERPARTY             DATE    (DEPRECIATION)
------------------   ---------------- ---------------------------- ---------- -------------
EUR      4,104,700  USD    4,670,195 Citibank, N.A.                04/15/19    $   56,600
USD      2,592,100  EUR    2,244,995 Citibank, N.A.                04/04/19         9,256
USD     75,491,762  SEK  669,199,440 Citibank, N.A.                04/05/19     1,174,397
USD    125,432,623  EUR  108,643,799 Citibank, N.A.                04/12/19       354,768
USD     83,531,745  SEK  746,124,427 State Street Bank and Trust   04/15/19       606,849
USD     71,566,916  SEK  638,741,927 State Street Bank and Trust   04/17/19       565,514
                                                                               ----------
TOTAL APPRECIATION                                                             $2,767,384
EUR      8,183,241  USD    9,428,640 Citibank, N.A.                04/04/19    $  (13,907)

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                                               UNREALIZED
                                                                                FOREIGN
                                                                                EXCHANGE
                                                                  SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD          COUNTERPARTY             DATE    (DEPRECIATION)
------------------   ---------------- ---------------------------- ---------- -------------
USD      2,552,737  GBP    1,976,088 Citibank, N.A.                02/15/19   $   (40,557)
USD      7,514,871  DKK   49,074,894 State Street Bank and Trust   02/19/19       (19,373)
USD     48,322,415  AUD   67,150,279 State Street Bank and Trust   02/19/19      (499,963)
USD    109,909,324  CAD  145,502,832 Citibank, N.A.                02/19/19      (873,167)
USD     37,677,421  EUR   32,830,211 Citibank, N.A.                04/03/19       (90,006)
USD    114,870,362  EUR  100,370,244 State Street Bank and Trust   04/03/19      (594,199)
USD      1,148,725  EUR    1,001,531 Citibank, N.A.                04/04/19        (3,526)
USD      9,961,460  EUR    8,700,398 Citibank, N.A.                04/04/19       (48,257)
USD     12,573,386  EUR   10,968,247 Citibank, N.A.                04/04/19       (45,467)
USD    109,598,568  EUR   95,559,360 State Street Bank and Trust   04/04/19      (341,477)
USD    126,181,352  EUR  109,713,603 State Street Bank and Trust   04/11/19      (117,485)
USD    132,173,763  EUR  115,210,583 Citibank, N.A.                04/15/19      (497,758)
USD      4,072,688  EUR    3,556,446 Citibank, N.A.                04/17/19       (23,453)
USD     15,610,774  EUR   13,640,596 Citibank, N.A.                04/17/19       (99,796)
USD    109,235,652  EUR   95,111,731 State Street Bank and Trust   04/17/19      (309,376)
USD     69,398,675  SEK  625,022,216 State Street Bank and Trust   04/23/19      (110,236)
USD     15,764,586  EUR   13,689,684 Citibank, N.A.                04/26/19       (14,498)
USD    118,444,779  EUR  102,885,239 Bank of America Corp.         04/26/19      (143,409)
                                                                              -----------
TOTAL (DEPRECIATION)                                                          $(3,885,910)
                                                                              -----------
TOTAL APPRECIATION
(DEPRECIATION)                                                                $(1,118,526)
                                                                              ===========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                 LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                 ------- --------------  ------- --------------
Bonds...........................   --    $5,552,041,359    --    $5,552,041,359
U.S. Treasury Obligations.......   --        83,722,449    --        83,722,449
Securities Lending Collateral...   --        66,713,685    --        66,713,685
Forward Currency Contracts**....   --        (1,118,526)   --        (1,118,526)
                                   --    --------------    --    --------------
TOTAL...........................   --    $5,701,358,967    --    $5,701,358,967
                                   ==    ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
                                                          ------
AGENCY OBLIGATIONS -- (1.1%)
Federal Farm Credit Bank
    2.630%, 08/03/26.....................................  3,173 $ 3,111,485
    5.770%, 01/05/27.....................................  1,058   1,266,890
Federal Home Loan Bank
    3.250%, 11/16/28.....................................  4,000   4,100,480
Federal Home Loan Mortgage Corp.
    6.750%, 03/15/31.....................................  1,000   1,361,850
    6.250%, 07/15/32.....................................  2,000   2,678,964
Federal National Mortgage Association
    6.250%, 05/15/29.....................................  2,000   2,554,748
    6.625%, 11/15/30.....................................  2,000   2,691,064
Tennessee Valley Authority
    7.125%, 05/01/30.....................................  1,000   1,378,928
                                                                 -----------
TOTAL AGENCY OBLIGATIONS.................................         19,144,409
                                                                 -----------
BONDS -- (94.6%)
21st Century Fox America, Inc.
    3.700%, 09/15/24.....................................  2,468   2,519,196
3M Co.
    2.875%, 10/15/27..................................... 17,127  16,655,293
Abbott Laboratories
    2.950%, 03/15/25.....................................  6,870   6,737,253
AbbVie, Inc.
    3.600%, 05/14/25.....................................  9,500   9,385,951
Activision Blizzard, Inc.
    3.400%, 06/15/27.....................................    600     567,117
Aetna, Inc.
    3.500%, 11/15/24.....................................  4,942   4,893,788
Affiliated Managers Group, Inc.
    3.500%, 08/01/25.....................................  1,410   1,374,585
Aflac, Inc.
    3.250%, 03/17/25.....................................  6,064   5,963,839
Ahold Finance USA LLC
    6.875%, 05/01/29.....................................    388     458,271
Airbus SE
#W  3.150%, 04/10/27.....................................  1,000     976,447
Albemarle Corp.
    4.150%, 12/01/24.....................................  3,335   3,383,602
Alimentation Couche-Tard, Inc.
W   3.550%, 07/26/27.....................................  1,185   1,127,911
Allergan Funding SCS
    3.800%, 03/15/25.....................................  9,592   9,557,486
Ameren Corp.
    3.650%, 02/15/26.....................................  1,890   1,861,992
American Express Credit Corp.
    3.300%, 05/03/27.....................................  8,500   8,482,358
American Honda Finance Corp.
    2.300%, 09/09/26.....................................  1,500   1,383,385
American International Group, Inc.
    3.750%, 07/10/25.....................................  2,000   1,969,007
    3.900%, 04/01/26.....................................  5,000   4,955,330
Ameriprise Financial, Inc.
    3.700%, 10/15/24.....................................  7,090   7,146,969
    2.875%, 09/15/26.....................................  1,000     946,765
AmerisourceBergen Corp.
    3.400%, 05/15/24.....................................    673     657,297
    3.450%, 12/15/27.....................................  8,000   7,557,865
Amgen, Inc.
    3.125%, 05/01/25.....................................  1,338   1,310,479
    2.600%, 08/19/26.....................................  5,776   5,367,360
Analog Devices, Inc.
    3.900%, 12/15/25.....................................  4,502   4,466,435
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev
  Worldwide, Inc.
    3.650%, 02/01/26.....................................  8,000   7,861,307
Anheuser-Busch InBev Worldwide, Inc.
    4.000%, 04/13/28.....................................  7,000   6,955,565
Anthem, Inc.
    3.500%, 08/15/24.....................................  3,491   3,483,619
    3.650%, 12/01/27.....................................    555     545,978
    4.101%, 03/01/28.....................................  5,000   5,064,779
ANZ New Zealand International Ltd.
W   3.450%, 07/17/27..................................... 15,000  14,546,329
Aon P.L.C.
    3.500%, 06/14/24.....................................  3,750   3,693,770
AP Moller--Maersk A.S.
W   3.750%, 09/22/24.....................................  1,000     973,813
#W  3.875%, 09/28/25.....................................  1,914   1,821,182
Apple, Inc.
    3.350%, 02/09/27..................................... 13,200  13,245,640
    3.200%, 05/11/27..................................... 13,405  13,316,884
    3.000%, 06/20/27.....................................  6,800   6,642,937
    2.900%, 09/12/27.....................................    551     533,730
    3.000%, 11/13/27..................................... 11,000  10,699,819
Applied Materials, Inc.
    3.300%, 04/01/27.....................................  1,111   1,104,321
Archer-Daniels-Midland Co.
    2.500%, 08/11/26.....................................  5,613   5,254,015
Arrow Electronics, Inc.
    3.875%, 01/12/28.....................................  5,330   4,889,992

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT   VALUE+
                                                           ------ -----------
                                                           (000)
                                                           ------
Assurant, Inc.
     4.000%, 03/15/23.....................................  3,526 $ 3,546,861
AstraZeneca P.L.C
     3.375%, 11/16/25.....................................  8,300   8,147,413
     4.000%, 01/17/29.....................................  3,000   3,032,766
AT&T, Inc.
     3.950%, 01/15/25.....................................  1,087   1,096,106
     3.400%, 05/15/25.....................................  8,182   7,996,889
Australia & New Zealand Banking Group, Ltd.
     3.700%, 11/16/25.....................................  5,000   5,053,173
Autodesk, Inc.
     4.375%, 06/15/25.....................................  6,017   6,123,732
     3.500%, 06/15/27.....................................  5,375   5,090,321
AutoZone, Inc.
     3.250%, 04/15/25.....................................  3,133   3,027,108
Avnet, Inc.
     4.625%, 04/15/26.....................................  5,850   5,757,234
AXIS Specialty Finance P.L.C.
     4.000%, 12/06/27.....................................  4,780   4,637,003
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
     3.337%, 12/15/27..................................... 10,970  10,344,673
Banco Santander SA
     3.800%, 02/23/28.....................................  5,800   5,426,487
Bank of America Corp.
(r)  3.419%, 12/20/28.....................................  2,918   2,814,185
Bank of New York Mellon Corp. (The)
     3.000%, 02/24/25.....................................  1,410   1,385,244
Barclays P.L.C.
     3.650%, 03/16/25.....................................  6,080   5,807,841
     4.375%, 01/12/26.....................................  2,700   2,654,049
BAT International Finance P.L.C.
#    3.950%, 06/15/25.....................................  1,500   1,475,565
Baxter International, Inc.
     2.600%, 08/15/26.....................................  7,018   6,500,225
Bayer U.S. Finance II LLC
W    3.375%, 07/15/24.....................................    897     865,004
W    5.500%, 08/15/25.....................................  3,984   4,131,280
Bayer U.S. Finance LLC
W    3.375%, 10/08/24.....................................  8,831   8,471,162
Beam Suntory, Inc.
     3.250%, 06/15/23.....................................    961     931,670
Berkshire Hathaway, Inc.
     3.125%, 03/15/26.....................................  5,552   5,524,217
Biogen, Inc.
     4.050%, 09/15/25.....................................  8,000   8,177,520
BlackRock, Inc.
     3.200%, 03/15/27..................................... 17,645  17,432,330
BMW US Capital LLC
W    2.800%, 04/11/26                                       5,500   5,153,603
W    3.300%, 04/06/27                                       4,000   3,810,921
BNP Paribas SA
#W   3.500%, 11/16/27                                       8,631   8,118,135
Boeing Co. (The)
     2.500%, 03/01/25.....................................  3,526   3,381,656
BP Capital Markets America, Inc.
     3.017%, 01/16/27.....................................  7,600   7,300,711
Brown & Brown, Inc.
     4.200%, 09/15/24.....................................  5,261   5,257,173
Buckeye Partners L.P.
     4.150%, 07/01/23.....................................  1,058   1,044,765
     3.950%, 12/01/26.....................................  2,275   2,058,986
Bunge, Ltd. Finance Corp.
     3.750%, 09/25/27.....................................  6,075   5,446,480
Burlington Northern Santa Fe LLC
     7.000%, 12/15/25.....................................    472     569,049
CA, Inc.
     4.700%, 03/15/27.....................................  7,900   7,575,094
Campbell Soup Co.
     3.300%, 03/19/25.....................................  4,229   3,978,485
#    4.150%, 03/15/28.....................................  5,571   5,348,603
Canadian Natural Resources, Ltd.
     7.200%, 01/15/32.....................................  2,950   3,533,973
Canadian Pacific Railway Co.
     2.900%, 02/01/25.....................................  1,666   1,609,064
     3.700%, 02/01/26.....................................  2,115   2,108,972
Capital One Financial Corp.
     3.750%, 04/24/24.....................................  1,939   1,942,351
     3.750%, 03/09/27.....................................  2,000   1,931,865
Cardinal Health, Inc.
#    3.410%, 06/15/27..................................... 10,000   9,317,892
CBS Corp.
     3.500%, 01/15/25.....................................  1,058   1,028,800
     4.000%, 01/15/26.....................................  1,000     988,429
     2.900%, 01/15/27.....................................  6,600   5,985,877
Celgene Corp.
     3.625%, 05/15/24.....................................  1,763   1,757,346
CenterPoint Energy Resources Corp.
     4.000%, 04/01/28.....................................  3,000   3,036,555
Charles Schwab Corp. (The)
     3.000%, 03/10/25.....................................  4,689   4,614,827
Cigna Holding Co.
     3.250%, 04/15/25.....................................  5,750   5,616,589
Cincinnati Financial Corp.
     6.920%, 05/15/28.....................................    900   1,084,109
Cisco Systems, Inc.
#    2.500%, 09/20/26.....................................  3,000   2,861,094
Citigroup, Inc.
     3.750%, 06/16/24.....................................  1,410   1,427,601
     3.300%, 04/27/25.....................................  6,231   6,082,261
Clorox Co. (The)
#    3.900%, 05/15/28.....................................  1,000   1,021,884
CMS Energy Corp.
     3.600%, 11/15/25.....................................  2,800   2,764,665
CNA Financial Corp.
     4.500%, 03/01/26.....................................  6,830   6,945,399

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
                                                          ------
Coca-Cola Co. (The)
    2.250%, 09/01/26.....................................  3,500 $ 3,266,643
#   2.900%, 05/25/27.....................................  8,000   7,801,098
Comcast Corp.
    3.375%, 08/15/25.....................................  1,234   1,237,374
    3.150%, 03/01/26.....................................  4,000   3,916,128
    4.250%, 01/15/33.....................................  2,000   2,043,879
    7.050%, 03/15/33.....................................  4,337   5,576,644
Commonwealth Bank of Australia
#W  2.850%, 05/18/26..................................... 18,373  17,316,920
ConocoPhillips
    5.900%, 10/15/32.....................................  7,000   8,323,662
ConocoPhillips Co.
    4.950%, 03/15/26.....................................  5,000   5,470,798
Consolidated Edison Co. of New York, Inc.
    3.300%, 12/01/24.....................................    705     692,825
Cox Communications, Inc.
W   3.850%, 02/01/25.....................................  5,741   5,697,841
Credit Agricole SA
    3.875%, 04/15/24.....................................  5,678   5,731,779
Credit Suisse AG
    3.625%, 09/09/24.....................................  6,299   6,316,927
CRH America Finance, Inc.
W   3.950%, 04/04/28.....................................  2,280   2,182,909
CVS Health Corp.
    3.375%, 08/12/24.....................................  5,243   5,163,245
    3.875%, 07/20/25.....................................  3,210   3,223,736
Daimler Finance North America LLC
W   3.250%, 08/01/24.....................................  1,128   1,094,442
    8.500%, 01/18/31.....................................  9,188  12,750,028
Danske Bank A.S.
#W  4.375%, 06/12/28.....................................  6,000   5,589,959
Deere & Co.
    5.375%, 10/16/29.....................................    650     752,892
Deutsche Bank AG
#   4.100%, 01/13/26.....................................  3,000   2,771,238
Discovery Communications LLC
    3.250%, 04/01/23.....................................    353     343,508
W   3.900%, 11/15/24.....................................  5,961   5,897,176
    3.450%, 03/15/25.....................................  4,263   4,071,571
#   4.900%, 03/11/26.....................................  4,000   4,093,477
Dollar Tree, Inc.
    4.200%, 05/15/28.....................................  6,000   5,691,851
Dominion Energy Gas Holdings LLC
    3.600%, 12/15/24.....................................  1,763   1,754,872
Dominion Energy, Inc.
    3.900%, 10/01/25.....................................  4,000   4,023,713
Dover Corp.
    3.150%, 11/15/25.....................................  2,100   2,013,867
Dow Chemical Co. (The)
    3.500%, 10/01/24.....................................  4,106   4,065,875
DTE Energy Co.
    2.850%, 10/01/26.....................................    945     876,090
    6.375%, 04/15/33.....................................  3,407   4,098,421
DXC Technology Co.
    4.450%, 09/18/22.....................................  1,763   1,794,261
    4.750%, 04/15/27.....................................  8,000   7,898,363
E*TRADE Financial Corp.
    4.500%, 06/20/28.....................................  2,500   2,475,408
Eastman Chemical Co.
    3.800%, 03/15/25.....................................  3,023   2,967,856
Eaton Corp.
    4.000%, 11/02/32.....................................  9,000   8,959,318
eBay, Inc.
    3.600%, 06/05/27.....................................  2,000   1,915,566
Ecolab, Inc.
    2.700%, 11/01/26.....................................  2,000   1,900,867
Edison International
    4.125%, 03/15/28..................................... 10,000   8,776,074
Electricite de France SA
W   3.625%, 10/13/25.....................................  5,797   5,746,365
#   3.625%, 10/13/25.....................................  2,000   1,982,531
Electronic Arts, Inc.
    4.800%, 03/01/26.....................................  2,200   2,294,284
Enbridge, Inc.
#   3.500%, 06/10/24.....................................    705     697,776
#   3.700%, 07/15/27.....................................  3,000   2,950,509
Enel Finance International NV
W   3.500%, 04/06/28.....................................  5,000   4,408,249
W   4.875%, 06/14/29.....................................  4,000   3,925,078
Energy Transfer Operating L.P.
    4.750%, 01/15/26.....................................  4,000   4,015,494
    4.200%, 04/15/27.....................................  2,000   1,923,942
Enterprise Products Operating LLC
    3.750%, 02/15/25.....................................  2,000   2,032,708
    3.700%, 02/15/26.....................................  6,000   5,999,735
    6.875%, 03/01/33.....................................    525     642,735
EOG Resources, Inc.
    3.150%, 04/01/25.....................................  1,478   1,450,952
EQT Corp.
#   3.900%, 10/01/27.....................................  5,930   5,370,770
ERAC USA Finance LLC
W   3.850%, 11/15/24.....................................  2,058   2,051,111
Exelon Corp.
    3.950%, 06/15/25.....................................    795     797,825
    3.400%, 04/15/26.....................................  5,400   5,218,613
Express Scripts Holding Co.
    3.500%, 06/15/24.....................................  4,596   4,553,212
    3.400%, 03/01/27.....................................  3,500   3,364,543
Exxon Mobil Corp.
#   3.043%, 03/01/26..................................... 20,686  20,548,674
FedEx Corp.
    3.400%, 02/15/28.....................................  3,000   2,863,529
Fidelity National Information Services, Inc.
    5.000%, 10/15/25.....................................    278     294,618
Fifth Third Bancorp
    3.950%, 03/14/28.....................................  2,943   2,961,732

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
                                                          ------
FMR LLC
W   4.950%, 02/01/33.....................................  1,000 $ 1,108,656
GATX Corp.
    3.250%, 03/30/25.....................................  2,820   2,691,417
#   3.250%, 09/15/26.....................................  2,200   2,040,210
General Dynamics Corp.
    2.125%, 08/15/26.....................................  6,500   5,985,012
General Electric Co.
    6.750%, 03/15/32.....................................  6,273   6,919,200
General Mills, Inc.
#   4.200%, 04/17/28.....................................  3,000   3,018,857
General Motors Financial Co., Inc.
    5.250%, 03/01/26.....................................  7,000   6,995,847
    4.350%, 01/17/27.....................................  3,000   2,808,990
Georgia Power Co.
    3.250%, 04/01/26.....................................  3,000   2,847,643
Georgia-Pacific LLC
#   7.750%, 11/15/29.....................................  4,960   6,639,685
Gilead Sciences, Inc.
    3.650%, 03/01/26.....................................  2,000   2,006,891
GlaxoSmithKline Capital, Inc.
    3.875%, 05/15/28.....................................  2,300   2,387,573
Goldman Sachs Group, Inc. (The)
    3.750%, 05/22/25.....................................  2,000   1,992,955
    3.750%, 02/25/26.....................................  1,100   1,089,512
Halliburton Co.
    3.800%, 11/15/25.....................................  4,124   4,162,931
Harley-Davidson, Inc.
#   3.500%, 07/28/25.....................................  5,980   5,754,198
Hasbro, Inc.
    3.500%, 09/15/27.....................................  2,820   2,611,068
Hewlett Packard Enterprise Co.
    4.900%, 10/15/25.....................................  8,542   8,937,396
Home Depot, Inc. (The)
    3.350%, 09/15/25.....................................  1,403   1,420,829
Honeywell International, Inc.
    2.500%, 11/01/26.....................................  1,000     953,449
HSBC Holdings P.L.C.
    4.300%, 03/08/26.....................................  4,000   4,083,195
HSBC USA, Inc.
    3.500%, 06/23/24.....................................  5,760   5,763,970
Humana, Inc.
    3.850%, 10/01/24.....................................  4,074   4,079,343
ING Groep NV
    3.950%, 03/29/27.....................................  6,550   6,410,550
Ingersoll-Rand Luxembourg Finance SA
    3.550%, 11/01/24.....................................  4,280   4,275,523
Inter-American Development Bank
    6.750%, 07/15/27.....................................  1,058   1,328,595
Intercontinental Exchange, Inc.
    3.750%, 12/01/25.....................................  5,750   5,885,815
International Business Machines Corp.
#   3.300%, 01/27/27.....................................  3,191   3,132,337
    5.875%, 11/29/32.....................................     66      79,338
International Paper Co.
    3.800%, 01/15/26.....................................    578     575,073
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24.....................................  2,151   2,179,037
ITC Holdings Corp.
    3.650%, 06/15/24.....................................  4,288   4,267,266
Janus Capital Group, Inc.
    4.875%, 08/01/25.....................................  2,000   2,020,367
Jefferies Group LLC / Jefferies Group Capital Finance,
  Inc.
    4.850%, 01/15/27.....................................  3,000   2,884,162
JM Smucker Co. (The)
    3.500%, 03/15/25.....................................  5,000   4,886,064
Johnson & Johnson
    2.450%, 03/01/26..................................... 14,500  13,891,955
    2.900%, 01/15/28.....................................  8,000   7,800,565
    6.950%, 09/01/29.....................................  1,000   1,319,903
    4.950%, 05/15/33.....................................  2,500   2,907,830
JPMorgan Chase & Co.
    3.900%, 07/15/25.....................................  4,820   4,918,939
Juniper Networks, Inc.
    4.500%, 03/15/24.....................................  2,327   2,349,072
Kellogg Co.
    3.250%, 04/01/26.....................................  6,741   6,367,217
    4.300%, 05/15/28.....................................  3,000   3,038,072
    7.450%, 04/01/31.....................................  1,100   1,391,522
Keurig Dr Pepper, Inc.
    3.400%, 11/15/25.....................................  1,660   1,559,582
KeyBank NA
    3.300%, 06/01/25.....................................  2,000   1,985,652
Kohl's Corp.
    4.750%, 12/15/23.....................................    781     802,046
Koninklijke KPN NV
    8.375%, 10/01/30.....................................  4,000   5,256,503
Kraft Heinz Foods Co.
    3.950%, 07/15/25.....................................  8,000   7,995,629
Kroger Co. (The)
    7.500%, 04/01/31.....................................  7,725   9,505,490
L3 Technologies, Inc.
    3.950%, 05/28/24.....................................  1,361   1,367,690
Laboratory Corp. of America Holdings
    3.600%, 09/01/27.....................................  3,100   2,944,292
Legg Mason, Inc.
    3.950%, 07/15/24.....................................  2,609   2,565,984
    4.750%, 03/15/26.....................................  3,205   3,242,942
Lincoln National Corp.
    3.350%, 03/09/25.....................................  8,425   8,246,882
Lloyds Banking Group P.L.C.
    3.750%, 01/11/27.....................................  5,000   4,791,779
    4.375%, 03/22/28.....................................  4,000   3,983,683
Loews Corp.
    3.750%, 04/01/26.....................................  5,500   5,538,258

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
                                                          ------
Lowe's Cos., Inc.
    3.375%, 09/15/25.....................................  3,551 $ 3,471,233
LYB International Finance II BV
    3.500%, 03/02/27.....................................  2,000   1,907,474
Macquarie Bank, Ltd.
W   3.900%, 01/15/26.....................................  5,000   4,981,895
Manufacturers & Traders Trust Co.
    2.900%, 02/06/25.....................................  1,152   1,121,420
Marathon Petroleum Corp.
#W  5.125%, 12/15/26.....................................    350     362,922
Marriott International, Inc.
#   4.000%, 04/15/28.....................................  2,000   1,944,798
Marsh & McLennan Cos., Inc.
    3.500%, 03/10/25.....................................  1,500   1,488,259
    5.875%, 08/01/33.....................................  2,000   2,359,024
Maxim Integrated Products, Inc.
    3.450%, 06/15/27.....................................  2,950   2,776,720
McDonald's Corp.
    3.700%, 01/30/26.....................................  9,000   9,056,563
McKesson Corp.
    3.796%, 03/15/24.....................................    201     200,708
Mead Johnson Nutrition Co.
    4.125%, 11/15/25.....................................  4,200   4,374,100
Medtronic, Inc.
    3.500%, 03/15/25.....................................  1,000   1,019,852
Merck Sharp & Dohme Corp.
    6.400%, 03/01/28.....................................  6,591   8,052,837
Microsoft Corp.
    2.400%, 08/08/26.....................................  7,000   6,678,859
    3.300%, 02/06/27..................................... 29,100  29,430,342
Mitsubishi UFJ Financial Group, Inc.
    3.850%, 03/01/26.....................................  7,000   7,112,747
    3.677%, 02/22/27.....................................  2,000   1,999,325
Mizuho Financial Group, Inc.
    2.839%, 09/13/26..................................... 10,000   9,380,824
Molson Coors Brewing Co.
    3.000%, 07/15/26.....................................  2,000   1,855,690
Morgan Stanley
    3.875%, 01/27/26.....................................  3,000   3,016,385
    3.625%, 01/20/27..................................... 11,400  11,216,916
Mosaic Co. (The)
    4.250%, 11/15/23.....................................  1,939   1,996,218
#   4.050%, 11/15/27.....................................  4,000   3,884,972
Motorola Solutions, Inc.
    3.500%, 03/01/23.....................................  1,763   1,720,901
MPLX L.P.
    4.125%, 03/01/27.....................................  7,000   6,846,110
MUFG Bank, Ltd.
    3.250%, 09/08/24.....................................  1,763   1,737,020
Mylan NV
    3.950%, 06/15/26.....................................  7,000   6,618,850
Mylan, Inc.
    4.200%, 11/29/23.....................................  2,468   2,431,671
Nasdaq, Inc.
    4.250%, 06/01/24.....................................  1,551   1,590,082
National Australia Bank, Ltd.
#W  3.500%, 01/10/27..................................... 14,790  14,515,299
Nationwide Building Society
W   3.900%, 07/21/25.....................................  7,000   7,018,394
NextEra Energy Capital Holdings, Inc.
    3.550%, 05/01/27.....................................  2,000   1,941,052
NIKE, Inc.
    2.375%, 11/01/26.....................................  6,135   5,836,552
Noble Energy, Inc.
    3.900%, 11/15/24.....................................  1,426   1,401,488
    3.850%, 01/15/28.....................................  2,000   1,895,664
Nordstrom, Inc.
    4.000%, 03/15/27.....................................  4,412   4,169,767
#   6.950%, 03/15/28.....................................    282     316,773
Norfolk Southern Corp.
    5.640%, 05/17/29.....................................  2,048   2,298,161
Novartis Capital Corp.
    3.100%, 05/17/27..................................... 21,278  21,135,929
Nucor Corp.
    3.950%, 05/01/28.....................................  6,000   6,052,975
Nutrien, Ltd.
    3.000%, 04/01/25.....................................  1,500   1,405,087
Nuveen Finance LLC
W   4.125%, 11/01/24.....................................  5,360   5,528,739
Occidental Petroleum Corp.
    3.400%, 04/15/26.....................................  5,280   5,293,278
Omnicom Group, Inc. / Omnicom Capital, Inc.
    3.650%, 11/01/24.....................................    705     694,937
ONEOK, Inc.
    4.000%, 07/13/27.....................................  3,915   3,812,805
Oracle Corp.
    2.650%, 07/15/26.....................................  3,000   2,858,264
    3.250%, 11/15/27..................................... 22,400  22,057,910
    3.250%, 05/15/30.....................................  7,966   7,721,477
O'Reilly Automotive, Inc.
    3.600%, 09/01/27.....................................  3,900   3,772,402
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
W   3.400%, 11/15/26.....................................  4,000   3,726,078
PepsiCo, Inc.
    3.500%, 07/17/25.....................................  4,721   4,850,978
Pernod Ricard SA
#W  3.250%, 06/08/26.....................................  3,000   2,875,883
Perrigo Finance Unlimited Co.
    3.900%, 12/15/24.....................................  6,115   5,675,747
    4.375%, 03/15/26.....................................  3,000   2,789,488
Pfizer, Inc.
    2.750%, 06/03/26.....................................  5,770   5,632,648
    3.000%, 12/15/26..................................... 11,817  11,594,785
Philip Morris International, Inc.
#   3.250%, 11/10/24.....................................  2,179   2,142,618
Phillips 66 Partners L.P.
    3.550%, 10/01/26.....................................  4,550   4,325,676

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
                                                          ------
PNC Bank NA
    2.950%, 02/23/25.....................................  4,407 $ 4,325,655
PPG Industries, Inc.
#   3.750%, 03/15/28.....................................  2,000   1,965,794
Principal Financial Group, Inc.
    3.400%, 05/15/25.....................................  1,177   1,158,129
    3.100%, 11/15/26.....................................    300     286,354
Procter & Gamble Co. (The)
#   2.850%, 08/11/27.....................................  9,000   8,804,803
Province of British Columbia Canada
    6.500%, 01/15/26.....................................  4,363   5,286,951
Prudential Financial, Inc.
#   3.878%, 03/27/28.....................................  4,000   4,104,487
    5.750%, 07/15/33.....................................  2,000   2,316,821
PSEG Power LLC
    4.300%, 11/15/23.....................................  2,122   2,167,159
QUALCOMM, Inc.
    3.450%, 05/20/25.....................................  7,026   6,918,549
Quest Diagnostics, Inc.
    3.500%, 03/30/25.....................................    582     572,703
Reinsurance Group of America, Inc.
    4.700%, 09/15/23.....................................  2,115   2,199,404
    3.950%, 09/15/26.....................................  7,358   7,252,558
Rio Tinto Finance USA, Ltd.
    7.125%, 07/15/28.....................................  2,120   2,674,635
Roche Holdings, Inc.
W   2.625%, 05/15/26..................................... 13,132  12,669,041
#W  2.375%, 01/28/27.....................................  7,900   7,405,205
Rolls-Royce P.L.C.
W   3.625%, 10/14/25.....................................  4,000   3,862,333
Royal Bank of Scotland Group P.L.C.
    4.800%, 04/05/26.....................................  1,000   1,002,444
Royal Caribbean Cruises, Ltd.
    7.500%, 10/15/27.....................................  5,401   6,333,852
    3.700%, 03/15/28.....................................  2,474   2,311,609
salesforce.com, Inc.
    3.700%, 04/11/28.....................................  2,000   2,045,464
Santander Holdings USA, Inc.
#   4.500%, 07/17/25.....................................  9,000   9,165,378
    4.400%, 07/13/27.....................................  2,000   1,960,265
Sempra Energy
    3.550%, 06/15/24.....................................  3,596   3,511,274
    3.750%, 11/15/25.....................................  1,000     975,814
Shell International Finance BV
    2.875%, 05/10/26..................................... 12,051  11,763,331
    2.500%, 09/12/26..................................... 10,200   9,704,724
Sherwin-Williams Co. (The)
    3.450%, 08/01/25.....................................  5,503   5,333,812
#   3.950%, 01/15/26.....................................  2,200   2,145,096
Siemens Financieringsmaatschappij NV
W   6.125%, 08/17/26.....................................  2,080   2,407,531
Solvay Finance America LLC
W   4.450%, 12/03/25.....................................  3,000   3,017,387
Southern California Edison Co.
    6.650%, 04/01/29.....................................    525     553,400
Southern Power Co.
    4.150%, 12/01/25.....................................  2,000   1,989,969
Southwest Airlines Co.
    3.000%, 11/15/26.....................................  2,000   1,882,339
Spectra Energy Partners L.P.
    4.750%, 03/15/24.....................................  2,563   2,686,199
Standard Chartered P.L.C.
#W  4.050%, 04/12/26.....................................  1,962   1,912,499
    Statoil ASA
#W  6.500%, 12/01/28.....................................  5,000   6,208,124
    Stryker Corp.
    3.375%, 05/15/24.....................................    282     282,662
    3.375%, 11/01/25.....................................  6,000   5,950,891
Sumitomo Mitsui Financial Group, Inc.
    3.784%, 03/09/26.....................................  4,000   4,023,159
#   3.544%, 01/17/28.....................................  6,000   5,921,611
Suncor Energy, Inc.
    3.600%, 12/01/24.....................................  4,007   4,023,425
Sysco Corp.
    3.750%, 10/01/25.....................................    700     701,194
    3.300%, 07/15/26..................................... 12,345  11,917,197
Tapestry, Inc.
    4.250%, 04/01/25.....................................  8,534   8,282,817
Target Corp.
#   2.500%, 04/15/26.....................................  9,730   9,355,456
TD Ameritrade Holding Corp.
    3.625%, 04/01/25.....................................  3,526   3,560,178
TechnipFMC P.L.C.
    3.450%, 10/01/22.....................................  1,741   1,705,934
Telefonica Europe BV
#   8.250%, 09/15/30.....................................  9,275  12,117,119
Thomson Reuters Corp.
    3.850%, 09/29/24.....................................    112     110,075
TJX Cos., Inc. (The)
    2.250%, 09/15/26.....................................  1,975   1,827,153
Total System Services, Inc.
    4.800%, 04/01/26.....................................  5,970   6,099,178
    4.450%, 06/01/28.....................................  1,071   1,066,471
Toyota Motor Credit Corp.
    3.200%, 01/11/27..................................... 20,213  20,051,280
    3.050%, 01/11/28..................................... 14,430  13,996,949
TransCanada PipeLines, Ltd.
#   4.875%, 01/15/26.....................................    450     476,767
Travelers Property Casualty Corp.
    6.375%, 03/15/33.....................................    375     471,044
UBS Group Funding Switzerland AG
W   4.125%, 09/24/25.....................................  9,500   9,614,536
Union Pacific Corp.
    3.250%, 01/15/25.....................................  8,761   8,670,997
    3.950%, 09/10/28.....................................  4,930   5,054,474
United Technologies Corp.
    7.500%, 09/15/29.....................................  5,114   6,525,321

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT       VALUE+
                                                            --------- --------------
                                                             (000)
                                                            ---------
UnitedHealth Group, Inc.
      3.750%, 07/15/25.....................................     2,133 $    2,208,956
Unum Group
      4.000%, 03/15/24.....................................       705        701,010
      3.875%, 11/05/25.....................................     9,000      8,790,412
Valero Energy Corp.
      7.500%, 04/15/32.....................................     1,500      1,871,469
Verizon Communications, Inc.
      3.376%, 02/15/25.....................................     4,916      4,910,101
#     4.125%, 03/16/27.....................................     3,700      3,795,682
Viacom, Inc.
      4.250%, 09/01/23.....................................       353        358,355
      3.875%, 04/01/24.....................................     3,711      3,656,732
Vodafone Group P.L.C.
      7.875%, 02/15/30.....................................     8,125     10,278,786
Walgreens Boots Alliance, Inc.
      3.450%, 06/01/26.....................................     9,000      8,659,094
Warner Media LLC
      3.550%, 06/01/24.....................................     2,468      2,459,180
      3.600%, 07/15/25.....................................     3,500      3,450,263
      3.800%, 02/15/27.....................................     2,000      1,956,306
WEC Energy Group, Inc.
      3.550%, 06/15/25.....................................     6,200      6,206,006
Wells Fargo & Co.
      3.000%, 02/19/25.....................................     3,526      3,432,989
      3.000%, 04/22/26.....................................     5,700      5,470,362
Westpac Banking Corp.
      2.850%, 05/13/26.....................................     1,500      1,428,150
      2.700%, 08/19/26.....................................    10,595      9,916,703
      3.350%, 03/08/27.....................................     7,000      6,835,223
WestRock MWV LLC
      8.200%, 01/15/30.....................................     4,885      6,245,083
      7.950%, 02/15/31.....................................     3,112      3,907,658
Whirlpool Corp.
#     3.700%, 05/01/25.....................................     2,468      2,407,769
Williams Cos., Inc. (The)
      4.000%, 09/15/25.....................................     3,000      2,997,776
      3.750%, 06/15/27.....................................     2,771      2,696,440
Zimmer Biomet Holdings, Inc.
      3.550%, 04/01/25.....................................     3,000      2,903,946
Zoetis, Inc.
      3.000%, 09/12/27.....................................     1,500      1,401,781
                                                                      --------------
TOTAL BONDS................................................            1,670,730,243
                                                                      --------------
TOTAL INVESTMENT SECURITIES................................            1,689,874,652
                                                                      --------------
                                                             SHARES
                                                            ---------
SECURITIES LENDING COLLATERAL -- (4.3%)
@(S)  DFA Short Term Investment Fund....................... 6,613,944     76,529,950
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,807,206,032)^^..................................           $1,766,404,602
                                                                      ==============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ---------------------------------------------
                                   LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                   ------- -------------- ------- --------------
Agency Obligations................   --    $   19,144,409   --    $   19,144,409
Bonds.............................   --     1,670,730,243   --     1,670,730,243
Securities Lending Collateral.....   --        76,529,950   --        76,529,950
                                     --    --------------   --    --------------
TOTAL.............................   --    $1,766,404,602   --    $1,766,404,602
                                     ==    ==============   ==    ==============

                         DFA TARGETED CREDIT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
BONDS -- (97.9%)
AUSTRALIA -- (3.0%)
Australia & New Zealand Banking Group, Ltd.
    2.550%, 11/23/21.....................................        886  $   872,759
    2.625%, 05/19/22.....................................      1,000      980,893
    0.625%, 02/21/23..................................... EUR  2,000    2,296,547
BHP Billiton Finance USA, Ltd.
#   2.875%, 02/24/22.....................................      1,704    1,696,422
BHP Billiton Finance, Ltd.
    0.750%, 10/28/22..................................... EUR  2,554    2,963,126
Commonwealth Bank of Australia
W   2.750%, 03/10/22.....................................        991      978,900
FMG Resources August 2006 Pty, Ltd.
    4.750%, 05/15/22.....................................      1,300    1,296,347
National Australia Bank, Ltd.
    2.800%, 01/10/22.....................................      1,000      991,855
    2.500%, 05/22/22.....................................      5,500    5,375,517
Westpac Banking Corp.
    2.500%, 06/28/22.....................................      2,500    2,445,953
                                                                      -----------
TOTAL AUSTRALIA..........................................              19,898,319
                                                                      -----------
BELGIUM -- (0.7%)
Anheuser-Busch InBev SA
    0.875%, 03/17/22..................................... EUR  3,272    3,806,483
    0.800%, 04/20/23..................................... EUR  1,000    1,161,608
                                                                      -----------
TOTAL BELGIUM............................................               4,968,091
                                                                      -----------
CANADA -- (6.3%)
Alimentation Couche-Tard, Inc.
W   2.700%, 07/26/22.....................................      2,000    1,946,689
Bank of Montreal
    1.900%, 08/27/21.....................................      1,000      975,176
Bank of Nova Scotia (The)
    4.375%, 01/13/21.....................................      1,300    1,333,186
    2.700%, 03/07/22.....................................      2,000    1,979,026
    0.375%, 04/06/22..................................... EUR  1,000    1,149,098
Canadian Imperial Bank of Commerce
    2.550%, 06/16/22.....................................      2,000    1,964,514
    2.300%, 07/11/22..................................... CAD  3,000    2,260,680
Canadian National Railway Co.
    2.850%, 12/15/21.....................................        565      562,373
Canadian Natural Resources, Ltd.
    3.450%, 11/15/21.....................................      2,800    2,798,431
    2.950%, 01/15/23.....................................      1,000      977,261
Cenovus Energy, Inc.
    5.700%, 10/15/19.....................................        183      185,546
    3.000%, 08/15/22.....................................      1,122    1,079,719
Daimler Canada Finance, Inc.
    2.230%, 12/16/21..................................... CAD  2,000    1,496,556
Enbridge, Inc.
    2.900%, 07/15/22.....................................      2,167    2,121,022
    3.190%, 12/05/22..................................... CAD  1,000      766,468
Ford Credit Canada Co.
    2.766%, 06/22/22..................................... CAD  2,500    1,781,974
Goldcorp, Inc.
    3.625%, 06/09/21.....................................      1,700    1,704,085
Honda Canada Finance, Inc.
    2.268%, 07/15/22..................................... CAD  5,500    4,118,334
HSBC Bank Canada
    2.449%, 01/29/21..................................... CAD  2,000    1,519,266
Husky Energy, Inc.
    7.250%, 12/15/19.....................................        925      955,835
Kinross Gold Corp.
#   5.125%, 09/01/21.....................................      2,250    2,300,625
Province of Ontario Canada
    2.250%, 05/18/22.....................................      1,000      982,483
Rogers Communications, Inc.
    4.000%, 06/06/22..................................... CAD  2,500    1,972,868
Toronto-Dominion Bank (The)
    2.125%, 04/07/21.....................................      1,000      983,937
    3.250%, 06/11/21.....................................      1,000    1,006,827
    1.800%, 07/13/21.....................................      1,000      973,823
TransCanada PipeLines, Ltd.
#   2.500%, 08/01/22.....................................        600      585,663
Videotron, Ltd.
    5.000%, 07/15/22.....................................      1,980    2,035,836
                                                                      -----------
TOTAL CANADA.............................................              42,517,301
                                                                      -----------
DENMARK -- (0.3%)
Danske Bank A.S.
W   2.750%, 09/17/20.....................................      1,500    1,463,506
W   2.800%, 03/10/21.....................................        700      681,623
                                                                      -----------
TOTAL DENMARK............................................               2,145,129
                                                                      -----------
FINLAND -- (0.8%)
Nokia Oyj
#   3.375%, 06/12/22.....................................      2,228    2,191,795
Nordea Bank AB
    1.000%, 02/22/23..................................... EUR  1,000    1,171,365
    0.875%, 06/26/23..................................... EUR  2,000    2,282,721
                                                                      -----------
TOTAL FINLAND............................................               5,645,881
                                                                      -----------
FRANCE -- (3.1%)
Air Liquide Finance SA
    0.500%, 06/13/22..................................... EUR  1,700    1,966,803

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
FRANCE -- (Continued)
BNP Paribas SA
    5.000%, 01/15/21.....................................        531  $   550,769
    0.500%, 06/01/22..................................... EUR  2,800    3,224,419
BPCE SA
    2.650%, 02/03/21.....................................        700      690,318
    2.750%, 12/02/21.....................................      1,000      983,908
    1.125%, 12/14/22..................................... EUR  1,200    1,408,316
Credit Agricole SA
    0.750%, 12/01/22..................................... EUR  2,300    2,664,828
Danone SA
W   2.077%, 11/02/21.....................................      2,770    2,678,217
Electricite de France SA
    2.750%, 03/10/23..................................... EUR    500      624,253
Orange SA
    4.125%, 09/14/21.....................................        900      922,463
Pernod Ricard SA
W   5.750%, 04/07/21.....................................      2,000    2,103,463
Societe Generale SA
W   2.625%, 09/16/20.....................................        500      496,953
W   2.500%, 04/08/21.....................................      1,000      983,403
    4.250%, 07/13/22..................................... EUR  1,500    1,944,734
                                                                      -----------
TOTAL FRANCE.............................................              21,242,847
                                                                      -----------
GERMANY -- (1.0%)
Deutsche Bank AG
    2.950%, 08/20/20.....................................      1,000      977,650
#   3.125%, 01/13/21.....................................        500      487,661
    1.500%, 01/20/22..................................... EUR  1,700    1,936,222
Volkswagen Leasing GmbH
    2.125%, 04/04/22..................................... EUR    900    1,060,780
    2.375%, 09/06/22..................................... EUR  1,800    2,137,696
                                                                      -----------
TOTAL GERMANY............................................               6,600,009
                                                                      -----------
IRELAND -- (2.4%)
Abbott Ireland Financing DAC
    0.875%, 09/27/23..................................... EUR  3,000    3,451,627
Iberdrola Finance Ireland DAC
W   5.000%, 09/11/19.....................................         99       99,975
Ireland Government Bond
    0.000%, 10/18/22..................................... EUR  3,900    4,488,209
Johnson Controls International P.L.C.
    1.000%, 09/15/23..................................... EUR  3,200    3,660,814
Perrigo Finance Un, Ltd. Co.
    3.500%, 03/15/21.....................................      1,180    1,159,447
Shire Acquisitions Investments Ireland DA
    2.400%, 09/23/21.....................................      3,684    3,585,443
                                                                      -----------
TOTAL IRELAND............................................              16,445,515
                                                                      -----------
ITALY -- (0.9%)
Intesa Sanpaolo SpA
    0.875%, 06/27/22..................................... EUR    500      560,479
W   3.125%, 07/14/22.....................................      2,000    1,879,400
Italy Buoni Poliennali Del Tesoro
    1.200%, 04/01/22..................................... EUR  2,820    3,251,656
    0.950%, 03/01/23..................................... EUR    400      451,446
                                                                      -----------
TOTAL ITALY..............................................               6,142,981
                                                                      -----------
JAPAN -- (1.7%)
Daiwa Securities Group, Inc.
W   3.129%, 04/19/22.....................................      1,500    1,481,636
Mitsubishi UFJ Financial Group, Inc.
    2.950%, 03/01/21.....................................      1,000      995,358
Mizuho Financial Group, Inc.
W   2.632%, 04/12/21.....................................        800      789,016
    2.953%, 02/28/22.....................................      3,500    3,457,919
MUFG Bank, Ltd.
    0.875%, 03/11/22..................................... EUR  2,068    2,396,317
Sumitomo Mitsui Banking Corp.
    1.000%, 01/19/22..................................... EUR  1,000    1,163,542
Sumitomo Mitsui Financial Group, Inc.
    2.058%, 07/14/21.....................................      1,000      974,653
    2.784%, 07/12/22.....................................        400      393,937
                                                                      -----------
TOTAL JAPAN..............................................              11,652,378
                                                                      -----------
LUXEMBOURG -- (1.3%)
Allergan Funding SCS
    3.450%, 03/15/22.....................................      3,000    2,993,399
ArcelorMittal
    5.125%, 06/01/20.....................................      1,243    1,270,069
    0.950%, 01/17/23..................................... EUR  2,000    2,238,718
DH Europe Finance SA
    1.700%, 01/04/22..................................... EUR  1,600    1,906,811
                                                                      -----------
TOTAL LUXEMBOURG.........................................               8,408,997
                                                                      -----------
NETHERLANDS -- (5.2%)
ABN AMRO Bank NV
    0.500%, 07/17/23..................................... EUR    500      571,760
Airbus Finance BV
W   2.700%, 04/17/23.....................................        500      492,672
Bayer Capital Corp.
    0.625%, 12/15/22..................................... EUR  1,500    1,717,632
Bayer Capital Corp. BV
    1.250%, 11/13/23..................................... EUR  1,009    1,189,456
BMW Finance NV
    1.250%, 09/05/22..................................... EUR    600      704,550
    0.500%, 11/22/22..................................... EUR  1,400    1,599,571
Cooperatieve Rabobank UA
    2.375%, 05/22/23..................................... EUR  3,700    4,599,086
Deutsche Telekom International Finance BV
W   1.950%, 09/19/21.....................................      1,500    1,446,814
    4.250%, 07/13/22..................................... EUR    800    1,031,009

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
NETHERLANDS -- (Continued)
Enel Finance International NV
    5.000%, 09/14/22..................................... EUR    622  $   827,923
Heineken NV
W   3.400%, 04/01/22.....................................      1,011    1,016,789
Iberdrola International BV
    1.750%, 09/17/23..................................... EUR    500      604,017
ING Bank NV
W   2.750%, 03/22/21.....................................      1,500    1,488,045
    4.500%, 02/21/22..................................... EUR  1,000    1,291,010
ING Groep NV
    0.750%, 03/09/22..................................... EUR  1,600    1,836,216
Koninklijke Philips NV
    0.500%, 09/06/23..................................... EUR  1,000    1,145,380
LyondellBasell Industries NV
    6.000%, 11/15/21.....................................      1,677    1,781,037
Mondelez International Holdings Netherlands BV
W   2.000%, 10/28/21.....................................      3,000    2,903,238
Mylan NV
    3.750%, 12/15/20.....................................        885      885,444
Shell International Finance BV
    1.875%, 05/10/21.....................................      1,000      982,275
    2.250%, 01/06/23.....................................      2,000    1,952,745
Siemens Financieringsmaatschappij NV
#W  1.700%, 09/15/21.....................................      1,000      967,199
    2.900%, 05/27/22.....................................      1,500    1,494,375
Unilever NV
    0.500%, 02/03/22..................................... EUR  1,125    1,302,933
Volkswagen International Finance NV
    0.875%, 01/16/23..................................... EUR  1,000    1,126,671
                                                                      -----------
TOTAL NETHERLANDS........................................              34,957,847
                                                                      -----------
S.GEORGIA/S.SAN -- (0.4%)
Credit Suisse Group Funding Guernsey, Ltd.
    1.250%, 04/14/22..................................... EUR  2,100    2,431,029
                                                                      -----------
SPAIN -- (1.3%)
Banco Santander SA
    3.848%, 04/12/23.....................................      3,000    2,990,557
Spain Government Bond
    0.450%, 10/31/22..................................... EUR  3,000    3,488,358
Telefonica Emisiones SAU
    5.134%, 04/27/20.....................................        200      204,460
    5.462%, 02/16/21.....................................      1,185    1,237,441
    2.242%, 05/27/22..................................... EUR    400      483,213
    3.987%, 01/23/23..................................... EUR    300      387,947
                                                                      -----------
TOTAL SPAIN..............................................               8,791,976
                                                                      -----------
SWEDEN -- (0.8%)
Svenska Handelsbanken AB
    0.500%, 03/21/23..................................... EUR    900    1,032,660
Swedbank AB
    0.250%, 11/07/22..................................... EUR  2,000    2,279,385
Telefonaktiebolaget LM Ericsson
    4.125%, 05/15/22.....................................      2,000    1,999,040
                                                                      -----------
TOTAL SWEDEN.............................................               5,311,085
                                                                      -----------
SWITZERLAND -- (0.2%)
Credit Suisse AG
    3.000%, 10/29/21.....................................      1,457    1,454,711
                                                                      -----------
UNITED KINGDOM -- (5.6%)
Aon P.L.C.
    2.800%, 03/15/21.....................................      1,500    1,485,033
AstraZeneca P.L.C.
    2.375%, 11/16/20.....................................      2,250    2,224,553
    2.375%, 06/12/22.....................................      1,500    1,457,972
Barclays P.L.C.
    2.750%, 11/08/19.....................................      1,000      996,560
    1.500%, 04/01/22..................................... EUR  1,100    1,272,087
BAT International Finance P.L.C.
    3.625%, 11/09/21..................................... EUR    700      865,855
    1.000%, 05/23/22..................................... EUR  1,333    1,527,407
W   3.250%, 06/07/22.....................................      1,000      988,145
    2.375%, 01/19/23..................................... EUR    500      601,658
BP Capital Markets P.L.C.
    3.561%, 11/01/21.....................................      2,000    2,030,929
    1.373%, 03/03/22..................................... EUR  2,146    2,539,088
British Telecommunications P.L.C.
    0.500%, 06/23/22..................................... EUR  3,100    3,519,844
Coca-Cola European Partners P.L.C.
    0.750%, 02/24/22..................................... EUR  1,846    2,138,484
    2.625%, 11/06/23..................................... EUR    200      250,255
GlaxoSmithKline Capital P.L.C.
    2.850%, 05/08/22.....................................      1,000      994,206
HSBC Holdings P.L.C.
    3.400%, 03/08/21.....................................      2,000    2,012,481
    4.000%, 03/30/22.....................................        700      718,433
Lloyds Banking Group P.L.C.
    3.100%, 07/06/21.....................................      1,000      987,786
    3.000%, 01/11/22.....................................        600      589,402
Nationwide Building Society
    0.625%, 04/19/23..................................... EUR  3,600    4,099,276
Natwest Markets P.L.C.
    1.125%, 06/14/23..................................... EUR    500      562,547
PPL WEM, Ltd. / Western Power Distribution, Ltd.
W   5.375%, 05/01/21.....................................        500      514,808
Santander UK Group Holdings P.L.C.
#   2.875%, 08/05/21.....................................      1,000      979,549
Sky P.L.C.
W   2.625%, 09/16/19.....................................        750      746,308

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
UNITED KINGDOM -- (Continued)
TechnipFMC P.L.C.
    3.450%, 10/01/22.....................................      1,000  $   979,859
Vodafone Group P.L.C.
    2.500%, 09/26/22.....................................      1,000      972,227
    1.750%, 08/25/23..................................... EUR  1,750    2,085,038
                                                                      -----------
TOTAL UNITED KINGDOM.....................................              38,139,790
                                                                      -----------
UNITED STATES -- (62.9%)
ABB Finance USA, Inc.
    2.875%, 05/08/22.....................................        500      498,976
AbbVie, Inc.
    2.900%, 11/06/22.....................................      2,500    2,469,628
Activision Blizzard, Inc.
    2.600%, 06/15/22.....................................        600      586,123
Advance Auto Parts, Inc.
    5.750%, 05/01/20.....................................        985    1,019,925
Aetna, Inc.
    4.125%, 06/01/21.....................................        916      930,486
Aflac, Inc.
    3.625%, 06/15/23.....................................        500      506,390
Agilent Technologies, Inc.
    5.000%, 07/15/20.....................................        435      445,980
Allergan Finance LLC
    3.250%, 10/01/22.....................................      1,000      989,492
Ally Financial, Inc.
    7.500%, 09/15/20.....................................        500      526,875
    4.125%, 02/13/22.....................................      1,525    1,530,719
Altria Group, Inc.
    2.850%, 08/09/22.....................................      2,516    2,461,146
Amazon.com, Inc.
#   3.300%, 12/05/21.....................................        320      325,982
Ameren Corp.
    2.700%, 11/15/20.....................................      1,525    1,510,770
American Express Co.
    2.500%, 08/01/22.....................................      3,000    2,930,465
American Express Credit Corp.
    0.625%, 11/22/21..................................... EUR    700      808,431
American International Group, Inc.
    4.875%, 06/01/22.....................................      1,750    1,844,265
    1.500%, 06/08/23..................................... EUR  1,400    1,631,601
AmerisourceBergen Corp.
    3.500%, 11/15/21.....................................      3,053    3,064,789
Amgen, Inc.
    4.100%, 06/15/21.....................................      1,000    1,020,740
    1.250%, 02/25/22..................................... EUR  1,500    1,753,641
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
    5.500%, 10/15/19.....................................        500      504,755
Anixter, Inc.
    5.125%, 10/01/21.....................................      1,175    1,194,094
    5.500%, 03/01/23.....................................        220      224,400
Anthem, Inc.
    4.350%, 08/15/20.....................................        200      203,639
    3.125%, 05/15/22.....................................      3,000    2,991,734
Apache Corp.
    3.250%, 04/15/22.....................................      1,854    1,835,962
#   2.625%, 01/15/23.....................................        288      275,241
Apple, Inc.
    2.300%, 05/11/22.....................................        500      493,207
#   2.100%, 09/12/22.....................................        700      684,731
Arconic, Inc.
#   5.870%, 02/23/22.....................................      1,200    1,239,000
Arrow Electronics, Inc.
    3.500%, 04/01/22.....................................        700      690,343
Ashland LLC
    4.750%, 08/15/22.....................................      1,920    1,932,000
AT&T, Inc.
    4.600%, 02/15/21.....................................        600      614,798
    3.875%, 08/15/21.....................................        300      305,380
    1.450%, 06/01/22..................................... EUR    400      468,368
    1.050%, 09/05/23..................................... EUR    500      573,118
AutoZone, Inc.
    2.500%, 04/15/21.....................................      1,695    1,655,205
Avnet, Inc.
    4.875%, 12/01/22.....................................      3,000    3,068,494
BAE Systems Holdings, Inc.
W   2.850%, 12/15/20.....................................      1,650    1,636,932
Baker Hughes a GE Co. LLC
    3.200%, 08/15/21.....................................        309      308,849
Ball Corp.
    4.375%, 12/15/20.....................................        500      506,875
    5.000%, 03/15/22.....................................        750      776,250
Bank of America Corp.
    2.625%, 10/19/20.....................................        120      119,543
    5.700%, 01/24/22.....................................      1,000    1,073,541
    3.228%, 06/22/22..................................... CAD  2,000    1,541,398
    1.625%, 09/14/22..................................... EUR  1,050    1,247,696
Bank of New York Mellon Corp. (The)
    2.450%, 11/27/20.....................................        301      298,748
    2.600%, 02/07/22.....................................      1,000      991,853
    3.500%, 04/28/23.....................................      1,550    1,574,845
Baxalta, Inc.
    2.875%, 06/23/20.....................................        120      119,200
Baxter International, Inc.
    1.700%, 08/15/21.....................................      2,500    2,406,255
BB&T Corp.
    2.750%, 04/01/22.....................................      2,000    1,977,321
Becton Dickinson and Co.
    3.125%, 11/08/21.....................................      2,700    2,673,501
Bemis Co., Inc.
    4.500%, 10/15/21.....................................        500      509,277
Best Buy Co., Inc.
    5.500%, 03/15/21.....................................      2,000    2,079,170
Biogen, Inc.
    3.625%, 09/15/22.....................................      3,500    3,557,589
BMW US Capital LLC
W   2.000%, 04/11/21.....................................      2,335    2,274,721
    0.625%, 04/20/22..................................... EUR    750      863,140
Booking Holdings, Inc.
    0.800%, 03/10/22..................................... EUR  2,900    3,349,877

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
Boston Scientific Corp.
    3.375%, 05/15/22.....................................      2,500  $2,491,140
Burlington Northern Santa Fe LLC
    3.450%, 09/15/21.....................................      1,000   1,014,068
CA, Inc.
    5.375%, 12/01/19.....................................        700     709,693
Campbell Soup Co.
    2.500%, 08/02/22.....................................        886     839,108
Capital One Financial Corp.
    4.750%, 07/15/21.....................................      1,900   1,963,031
    3.200%, 01/30/23.....................................      2,000   1,967,444
Carpenter Technology Corp.
    5.200%, 07/15/21.....................................      1,420   1,431,313
Caterpillar Financial Services Corp.
    1.700%, 08/09/21.....................................      1,000     971,373
CBS Corp.
    3.375%, 03/01/22.....................................      1,000     995,326
Celgene Corp.
    3.550%, 08/15/22.....................................      3,307   3,329,563
CF Industries, Inc.
    3.450%, 06/01/23.....................................        240     231,600
Charles Schwab Corp. (The)
    4.450%, 07/22/20.....................................        200     204,598
Chevron Corp.
    2.100%, 05/16/21.....................................        657     648,411
    2.498%, 03/03/22.....................................      1,000     994,440
    2.355%, 12/05/22.....................................      4,000   3,941,647
Choice Hotels International, Inc.
    5.750%, 07/01/22.....................................      1,430   1,480,050
Church & Dwight Co., Inc.
    2.875%, 10/01/22.....................................      2,000   1,971,638
Cigna Holding Co.
    4.000%, 02/15/22.....................................      2,400   2,434,841
CIT Group, Inc.
    5.000%, 08/01/23.....................................        335     342,538
Citigroup, Inc.
    2.700%, 03/30/21.....................................      1,100   1,092,542
    1.375%, 10/27/21..................................... EUR    400     471,131
    3.390%, 11/18/21..................................... CAD  2,000   1,547,426
Citizens Bank NA
    2.550%, 05/13/21.....................................      1,600   1,577,614
    2.650%, 05/26/22.....................................      1,000     975,471
CMS Energy Corp.
    5.050%, 03/15/22.....................................        500     523,860
CNA Financial Corp.
    5.750%, 08/15/21.....................................        720     754,153
CNH Industrial Capital LLC
    3.875%, 10/15/21.....................................      1,000     997,500
    4.375%, 04/05/22.....................................        250     251,575
CNO Financial Group, Inc.
    4.500%, 05/30/20.....................................      1,400   1,405,250
Coca-Cola European Partners US LLC
    4.500%, 09/01/21.....................................        270     276,466
Comcast Corp.
    3.125%, 07/15/22.....................................      1,000   1,003,364
Conagra Brands, Inc.
    3.200%, 01/25/23.....................................      2,643   2,572,170
Consolidated Edison, Inc.
#   2.000%, 05/15/21.....................................      1,860   1,815,406
Constellation Brands, Inc.
    2.700%, 05/09/22.....................................      2,475   2,412,044
    3.200%, 02/15/23.....................................      1,000     983,394
Continental Resources, Inc.
    4.500%, 04/15/23.....................................        100     101,819
Cox Communications, Inc.
W   3.250%, 12/15/22.....................................      2,192   2,165,226
CVS Health Corp.
    2.800%, 07/20/20.....................................        500     498,149
#   4.125%, 05/15/21.....................................        800     813,714
    2.125%, 06/01/21.....................................        500     489,203
    2.750%, 12/01/22.....................................      1,000     977,058
Daimler Finance North America LLC
W   2.850%, 01/06/22.....................................      2,500   2,456,072
DCP Midstream Operating L.P.
    4.950%, 04/01/22.....................................      1,200   1,212,000
Dell, Inc.
    4.625%, 04/01/21.....................................        500     503,125
Discovery Communications LLC
    5.625%, 08/15/19.....................................        398     402,876
W   2.750%, 11/15/19.....................................        575     571,940
    4.375%, 06/15/21.....................................      2,176   2,220,462
Dow Chemical Co. (The)
    4.250%, 11/15/20.....................................        187     190,590
    3.000%, 11/15/22.....................................      1,000     995,192
Duke Energy Corp.
    2.400%, 08/15/22.....................................      1,775   1,715,906
E*TRADE Financial Corp.
    2.950%, 08/24/22.....................................      3,500   3,405,716
Eastman Chemical Co.
    4.500%, 01/15/21.....................................         34      34,656
    1.500%, 05/26/23..................................... EUR  1,000   1,182,506
Eaton Corp.
    2.750%, 11/02/22.....................................      1,500   1,477,207
eBay, Inc.
#   2.875%, 08/01/21.....................................      1,500   1,488,638
    2.600%, 07/15/22.....................................        500     485,628
#   2.750%, 01/30/23.....................................        416     400,757
Ecolab, Inc.
    4.350%, 12/08/21.....................................      1,224   1,268,111
    2.375%, 08/10/22.....................................      3,175   3,089,917
Edgewell Personal Care Co.
    4.700%, 05/19/21.....................................        900     906,750
    4.700%, 05/24/22.....................................        850     850,000
Edison International
    2.400%, 09/15/22.....................................      2,454   2,242,382
Electronic Arts, Inc.
    3.700%, 03/01/21.....................................      1,962   1,987,191

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
EMC Corp.
    2.650%, 06/01/20.....................................      1,000  $  984,253
#   3.375%, 06/01/23.....................................        131     124,323
EMD Finance LLC
W   2.950%, 03/19/22.....................................      3,288   3,250,258
Energy Transfer Partners L.P.
    3.600%, 02/01/23.....................................      2,500   2,468,473
Enterprise Products Operating LLC
    5.250%, 01/31/20.....................................        400     408,491
    2.850%, 04/15/21.....................................      1,500   1,496,440
Equifax, Inc.
    3.300%, 12/15/22.....................................      2,652   2,601,493
Evergy, Inc.
    4.850%, 06/01/21.....................................        915     938,982
Eversource Energy
    2.500%, 03/15/21.....................................        900     884,537
Exelon Corp.
    5.150%, 12/01/20.....................................        300     308,872
Exelon Generation Co. LLC
    2.950%, 01/15/20.....................................        150     149,567
    4.000%, 10/01/20.....................................      1,000   1,009,857
    3.400%, 03/15/22.....................................      1,000     992,066
    4.250%, 06/15/22.....................................        500     511,230
Express Scripts Holding Co.
    3.300%, 02/25/21.....................................      2,000   2,001,913
    3.900%, 02/15/22.....................................        500     508,183
FedEx Corp.
    1.000%, 01/11/23..................................... EUR  1,000   1,157,623
Fidelity National Information Services, Inc.
    2.250%, 08/15/21.....................................      2,000   1,944,779
Fifth Third Bancorp
    3.500%, 03/15/22.....................................      3,000   3,018,440
Fluor Corp.
    1.750%, 03/21/23..................................... EUR  2,500   2,955,654
Ford Motor Credit Co. LLC
    3.200%, 01/15/21.....................................        800     782,181
    3.336%, 03/18/21.....................................      1,500   1,459,372
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20.....................................        500     497,008
Gap, Inc. (The)
    5.950%, 04/12/21.....................................      1,296   1,343,211
GATX Corp.
    2.500%, 07/30/19.....................................        500     498,395
General Electric Co.
    0.375%, 05/17/22..................................... EUR  3,000   3,327,691
    2.700%, 10/09/22.....................................      1,500   1,437,111
General Mills, Inc.
    3.150%, 12/15/21.....................................        985     982,237
General Motors Financial Co., Inc.
    3.200%, 07/06/21.....................................      2,800   2,756,830
    3.450%, 01/14/22.....................................        800     786,086
Gilead Sciences, Inc.
    4.400%, 12/01/21.....................................      2,005   2,070,545
Goldman Sachs Group, Inc. (The)
    5.375%, 03/15/20.....................................        500     512,807
    2.625%, 04/25/21.....................................      1,000     988,793
    5.250%, 07/27/21.....................................        750     786,575
    5.750%, 01/24/22.....................................        957   1,026,697
Graphic Packaging International LLC
    4.750%, 04/15/21.....................................      1,320   1,329,900
    4.875%, 11/15/22.....................................        700     703,500
Harley-Davidson Financial Services, Inc.
W   2.550%, 06/09/22.....................................      3,500   3,348,804
Harris Corp.
    2.700%, 04/27/20.....................................        382     378,884
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22.....................................        400     421,303
Hasbro, Inc.
    3.150%, 05/15/21.....................................      1,384   1,370,141
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20.....................................        236     237,467
Huntington Bancshares, Inc.
    3.150%, 03/14/21.....................................      1,500   1,503,175
    2.300%, 01/14/22.....................................        400     389,356
Huntington National Bank (The)
    2.400%, 04/01/20.....................................        500     496,894
Illinois Tool Works, Inc.
    1.250%, 05/22/23..................................... EUR  1,000   1,188,818
International Business Machines Corp.
    1.250%, 05/26/23..................................... EUR  1,500   1,777,520
JPMorgan Chase & Co.
    2.550%, 10/29/20.....................................        400     397,442
    2.750%, 08/24/22..................................... EUR  2,868   3,554,520
Kellogg Co.
    4.000%, 12/15/20.....................................        800     812,551
    0.800%, 11/17/22..................................... EUR  2,840   3,273,486
Keurig Dr Pepper, Inc.
    2.700%, 11/15/22.....................................      1,000     963,651
KeyBank NA
    2.300%, 09/14/22.....................................        550     532,910
KeyCorp
    2.900%, 09/15/20.....................................        700     697,909
Kraft Heinz Foods Co.
    3.500%, 06/06/22.....................................      2,900   2,904,999
Kroger Co. (The)
    3.300%, 01/15/21.....................................      1,167   1,168,683
#   3.400%, 04/15/22.....................................        975     966,627
    2.800%, 08/01/22.....................................      1,500   1,473,474
L Brands, Inc.
    5.625%, 02/15/22.....................................      1,450   1,475,375
L3 Technologies, Inc.
#   4.950%, 02/15/21.....................................        164     168,638

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
Laboratory Corp. of America Holdings
    3.200%, 02/01/22.....................................        900  $  897,844
Leidos Holdings, Inc.
    4.450%, 12/01/20.....................................      1,100   1,118,480
Lennar Corp.
    6.625%, 05/01/20.....................................        600     618,000
    8.375%, 01/15/21.....................................        500     538,750
    4.125%, 01/15/22.....................................      1,400   1,393,420
Liberty Mutual Group, Inc.
W   5.000%, 06/01/21.....................................      2,400   2,479,057
W   4.950%, 05/01/22.....................................        615     640,982
Lincoln National Corp.
    6.250%, 02/15/20.....................................        300     309,863
    4.850%, 06/24/21.....................................        880     908,606
Macy's Retail Holdings, Inc.
    3.450%, 01/15/21.....................................      1,500   1,493,137
    3.875%, 01/15/22.....................................        500     491,189
#   2.875%, 02/15/23.....................................        363     331,955
Manufacturers & Traders Trust Co.
    2.500%, 05/18/22.....................................      2,300   2,254,035
Marathon Petroleum Corp.
    3.400%, 12/15/20.....................................      2,100   2,100,482
Marriott International, Inc.
    2.875%, 03/01/21.....................................        800     790,853
Marsh & McLennan Cos., Inc.
    2.750%, 01/30/22.....................................      2,260   2,225,563
Mattel, Inc.
    2.350%, 08/15/21.....................................      1,900   1,762,250
McDonald's Corp.
    1.000%, 11/15/23..................................... EUR  2,000   2,317,359
Mead Johnson Nutrition Co.
    3.000%, 11/15/20.....................................        919     918,597
Meritage Homes Corp.
    7.150%, 04/15/20.....................................      1,300   1,345,500
MGM Resorts International
    7.750%, 03/15/22.....................................      2,000   2,172,500
Molson Coors Brewing Co.
    2.100%, 07/15/21.....................................      2,000   1,949,086
Morgan Stanley
    2.500%, 04/21/21.....................................      1,000     987,179
    5.500%, 07/28/21.....................................        200     211,209
    3.125%, 08/05/21..................................... CAD  1,600   1,228,235
    2.625%, 11/17/21.....................................      1,500   1,480,394
Mosaic Co. (The)
    3.750%, 11/15/21.....................................      2,000   2,004,198
Murphy Oil Corp.
#   4.000%, 06/01/22.....................................      1,021     998,708
Mylan, Inc.
W   3.125%, 01/15/23.....................................      1,000     951,030
Nasdaq, Inc.
    1.750%, 05/19/23..................................... EUR  2,029   2,397,078
National Grid North America, Inc.
    0.750%, 08/08/23..................................... EUR  2,000   2,284,124
    2.600%, 12/01/22.....................................      1,500   1,437,000
NetApp, Inc.
    3.375%, 06/15/21.....................................      2,000   2,001,616
    3.250%, 12/15/22.....................................        935     917,130
Newfield Exploration Co.
    5.750%, 01/30/22.....................................      2,420   2,516,800
Newmont Mining Corp.
    3.500%, 03/15/22.....................................      1,000   1,004,412
NextEra Energy Capital Holdings, Inc.
    4.500%, 06/01/21.....................................      1,000   1,024,485
Nissan Motor Acceptance Corp.
W   2.550%, 03/08/21.....................................      1,100   1,072,986
W   2.650%, 07/13/22.....................................      1,000     957,497
W   2.600%, 09/28/22.....................................      1,000     954,813
Noble Energy, Inc.
    4.150%, 12/15/21.....................................      1,676   1,695,224
Nordstrom, Inc.
    4.750%, 05/01/20.....................................      1,000   1,014,156
    4.000%, 10/15/21.....................................      1,000   1,006,492
Northern Trust Corp.
#   3.375%, 08/23/21.....................................      2,035   2,057,508
Northrop Grumman Corp.
    2.550%, 10/15/22.....................................      3,000   2,946,786
NuStar Logistics L.P.
    6.750%, 02/01/21.....................................      1,083   1,112,782
NVIDIA Corp.
    2.200%, 09/16/21.....................................      1,493   1,464,839
Occidental Petroleum Corp.
    3.125%, 02/15/22.....................................        206     207,331
Omnicom Group, Inc. / Omnicom Capital, Inc.
    3.625%, 05/01/22.....................................      3,011   3,020,413
ONEOK, Inc.
    4.250%, 02/01/22.....................................      1,066   1,083,414
Oracle Corp.
    2.500%, 05/15/22.....................................      4,250   4,199,768
    2.500%, 10/15/22.....................................      1,951   1,923,766
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
W   3.375%, 02/01/22.....................................      2,104   2,088,854
W   4.250%, 01/17/23.....................................      1,709   1,728,046
Philip Morris International, Inc.
    2.375%, 08/17/22.....................................      2,291   2,237,286
#   2.500%, 08/22/22.....................................      1,095   1,066,397
Phillips 66
    4.300%, 04/01/22.....................................      1,500   1,554,550
Plains All American Pipeline L.P. / PAA Finance Corp.
    2.850%, 01/31/23.....................................      1,500   1,434,718
PNC Bank NA
    2.550%, 12/09/21.....................................      3,500   3,449,905
PolyOne Corp.
#   5.250%, 03/15/23.....................................      1,400   1,407,000

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
Precision Castparts Corp.
    2.500%, 01/15/23.....................................        806  $  785,453
Procter & Gamble Co. (The)
    2.150%, 08/11/22.....................................      1,500   1,476,241
Progress Energy, Inc.
    4.400%, 01/15/21.....................................      1,100   1,122,182
PulteGroup, Inc.
    4.250%, 03/01/21.....................................      1,475   1,495,281
QEP Resources, Inc.
    5.375%, 10/01/22.....................................      1,500   1,475,325
QUALCOMM, Inc.
    3.000%, 05/20/22.....................................      1,145   1,143,262
    2.600%, 01/30/23.....................................      2,400   2,340,766
Quest Diagnostics, Inc.
    2.700%, 04/01/19.....................................        200     199,821
Radian Group, Inc.
    7.000%, 03/15/21.....................................      1,205   1,266,756
Regions Financial Corp.
    3.200%, 02/08/21.....................................      1,300   1,299,747
    2.750%, 08/14/22.....................................      1,500   1,462,137
Republic Services, Inc.
    3.550%, 06/01/22.....................................      1,000   1,015,184
Rockies Express Pipeline LLC
W   5.625%, 04/15/20.....................................      1,100   1,119,250
Rockwell Collins, Inc.
    2.800%, 03/15/22.....................................      2,000   1,959,004
Roper Technologies, Inc.
    3.000%, 12/15/20.....................................      1,200   1,196,575
    2.800%, 12/15/21.....................................      1,000     985,124
Ryder System, Inc.
    3.450%, 11/15/21.....................................        900     903,017
#   3.400%, 03/01/23.....................................      2,000   1,972,319
Santander Holdings USA, Inc.
    2.650%, 04/17/20.....................................        800     794,276
    3.700%, 03/28/22.....................................      1,000     998,770
    3.400%, 01/18/23.....................................      1,000     984,762
SCANA Corp.
    6.250%, 04/01/20.....................................        550     563,162
#   4.750%, 05/15/21.....................................      1,000   1,014,854
Sealed Air Corp.
W   6.500%, 12/01/20.....................................      1,449   1,506,960
W   4.875%, 12/01/22.....................................        800     808,000
Sempra Energy
    2.875%, 10/01/22.....................................        600     582,149
Sherwin-Williams Co. (The)
    2.750%, 06/01/22.....................................      1,000     981,086
Southern Co. (The)
    2.750%, 06/15/20.....................................        250     249,168
Southern Power Co.
    2.500%, 12/15/21.....................................        898     879,466
    1.000%, 06/20/22..................................... EUR    950   1,101,580
Stryker Corp.
    2.625%, 03/15/21.....................................      2,086   2,066,011
Sunoco Logistics Partners Operations L.P.
    3.450%, 01/15/23.....................................        500     490,211
SunTrust Bank
#   2.450%, 08/01/22.....................................      2,750   2,678,923
SunTrust Banks, Inc.
    2.900%, 03/03/21.....................................        150     149,518
Symantec Corp.
    4.200%, 09/15/20.....................................      1,000   1,002,359
#   3.950%, 06/15/22.....................................      1,200   1,182,367
Sysco Corp.
    2.600%, 06/12/22.....................................      1,577   1,534,389
Thermo Fisher Scientific, Inc.
    4.500%, 03/01/21.....................................        830     852,825
    2.150%, 07/21/22..................................... EUR    500     603,511
Time Warner Cable LLC
    5.000%, 02/01/20.....................................      1,100   1,116,207
    4.125%, 02/15/21.....................................        100     100,833
T-Mobile USA, Inc.
    4.000%, 04/15/22.....................................      1,239   1,228,159
Toll Brothers Finance Corp.
    5.875%, 02/15/22.....................................      1,100   1,144,000
Total System Services, Inc.
    3.800%, 04/01/21.....................................        234     234,680
Toyota Motor Credit Corp.
    2.600%, 01/11/22.....................................      5,776   5,731,736
    2.625%, 01/10/23.....................................      1,055   1,040,095
Travelers Cos., Inc. (The)
    3.900%, 11/01/20.....................................        250     254,212
TRI Pointe Group, Inc.
    4.875%, 07/01/21.....................................      1,100   1,083,500
Tupperware Brands Corp.
    4.750%, 06/01/21.....................................      1,700   1,749,469
Tyson Foods, Inc.
    4.500%, 06/15/22.....................................      1,000   1,030,385
United Continental Holdings, Inc.
    6.000%, 12/01/20.....................................      1,000   1,026,250
#   4.250%, 10/01/22.....................................      1,000     987,500
United Technologies Corp.
    1.250%, 05/22/23..................................... EUR    607     702,533
UnitedHealth Group, Inc.
    2.125%, 03/15/21.....................................        200     197,343
    2.875%, 12/15/21.....................................        500     500,207
    2.375%, 10/15/22.....................................      1,000     978,635
Unum Group
    3.000%, 05/15/21.....................................      1,000     987,566
US Bancorp
    2.625%, 01/24/22.....................................      1,000     993,483
    3.000%, 03/15/22.....................................      2,000   1,994,708
Verizon Communications, Inc.
    3.450%, 03/15/21.....................................        215     217,474
    3.500%, 11/01/21.....................................        500     507,781
    2.375%, 02/17/22..................................... EUR  2,500   3,027,208
VF Corp.
    3.500%, 09/01/21.....................................      1,040   1,052,869
Walgreen Co.
    3.100%, 09/15/22.....................................        500     492,079
Walgreens Boots Alliance, Inc.
    3.300%, 11/18/21.....................................      1,000   1,001,575
Warner Media LLC
    2.100%, 06/01/19.....................................        105     104,707
    1.950%, 09/15/23..................................... EUR  1,500   1,781,918

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                                  FACE
                                                                 AMOUNT^     VALUE+
                                                                --------- ------------
                                                                  (000)
UNITED STATES -- (Continued)
Waste Management, Inc.
      4.600%, 03/01/21.....................................         1,288 $  1,321,239
Wells Fargo & Co.
      2.500%, 03/04/21.....................................         2,000    1,979,196
      2.094%, 04/25/22..................................... CAD     3,000    2,229,537
      1.500%, 09/12/22..................................... EUR       750      886,929
Western Gas Partners L.P.
      5.375%, 06/01/21.....................................           175      180,554
      4.000%, 07/01/22.....................................           800      802,710
Western Union Co. (The)
      5.253%, 04/01/20.....................................         1,000    1,017,690
Whirlpool Corp.
      4.850%, 06/15/21.....................................           436      449,046
Williams Cos., Inc. (The)
      7.875%, 09/01/21.....................................         1,200    1,319,756
      4.000%, 11/15/21.....................................         1,848    1,867,062
WR Berkley Corp.
      4.625%, 03/15/22.....................................           975    1,004,472
WR Grace & Co-Conn
W     5.125%, 10/01/21.....................................         1,600    1,644,000
Wyndham Destinations, Inc.
      4.250%, 03/01/22.....................................         2,400    2,400,000
Xcel Energy, Inc.
      2.400%, 03/15/21.....................................         2,000    1,970,037
Xilinx, Inc.
      3.000%, 03/15/21.....................................           989      986,772
ZF North America Capital, Inc.
W     4.500%, 04/29/22.....................................         2,299    2,306,373
Zimmer Biomet Holdings, Inc.
      3.150%, 04/01/22.....................................         1,345    1,328,288
Zoetis, Inc.
      3.250%, 02/01/23.....................................         1,000      992,884
                                                                          ------------
TOTAL UNITED STATES........................................                425,339,538
                                                                          ------------
TOTAL BONDS................................................                662,093,424
                                                                          ------------
                                                                 SHARES
                                                                ---------
SECURITIES LENDING COLLATERAL -- (2.1%)
@(S)  DFA Short Term Investment Fund.......................     1,230,584   14,239,089
                                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $687,407,632)^^....................................               $676,332,513
                                                                          ============

As of January 31, 2019, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                               UNREALIZED
                                                                                FOREIGN
                                                                                EXCHANGE
                                                                  SETTLEMENT  APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD         COUNTERPARTY             DATE    (DEPRECIATION)
-------------------   -------------- ---------------------------- ---------- --------------
USD     2,112,520     EUR  1,816,515 Citibank, N.A.                04/02/19    $  23,013
USD    74,964,706     EUR 64,977,597 State Street Bank and Trust   04/05/19      202,361
                                                                               ---------
TOTAL APPRECIATION                                                             $ 225,374
USD    20,224,641     CAD 26,745,850 State Street Bank and Trust   02/15/19    $(137,170)
USD       880,727     EUR    769,866 Citibank, N.A.                04/02/19       (4,837)
USD     1,405,254     EUR  1,229,630 Citibank, N.A.                04/02/19       (9,169)
USD     1,425,906     EUR  1,242,668 Citibank, N.A.                04/02/19       (3,514)
USD     1,505,411     EUR  1,313,829 Citibank, N.A.                04/02/19       (5,865)
USD     6,305,525     EUR  5,516,758 State Street Bank and Trust   04/02/19      (40,309)
USD     6,498,340     EUR  5,659,357 State Street Bank and Trust   04/02/19      (11,523)
USD    16,694,119     EUR 14,571,284 State Street Bank and Trust   04/02/19      (66,984)
USD     1,577,680     EUR  1,370,939 Citibank, N.A.                04/18/19       (1,433)
USD    37,161,083     EUR 32,354,124 State Street Bank and Trust   04/18/19     (105,954)
                                                                               ---------
TOTAL (DEPRECIATION)                                                           $(386,758)
                                                                               ---------
TOTAL APPRECIATION
(DEPRECIATION)                                                                 $(161,384)
                                                                               =========

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------
                                  LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                  ------- ------------  ------- ------------
Bonds
   Australia.....................   --    $ 19,898,319    --    $ 19,898,319
   Belgium.......................   --       4,968,091    --       4,968,091
   Canada........................   --      42,517,301    --      42,517,301
   Denmark.......................   --       2,145,129    --       2,145,129
   Finland.......................   --       5,645,881    --       5,645,881
   France........................   --      21,242,847    --      21,242,847
   Germany.......................   --       6,600,009    --       6,600,009
   Ireland.......................   --      16,445,515    --      16,445,515
   Italy.........................   --       6,142,981    --       6,142,981
   Japan.........................   --      11,652,378    --      11,652,378
   Luxembourg....................   --       8,408,997    --       8,408,997
   Netherlands...................   --      34,957,847    --      34,957,847
   S.Georgia/S.San...............   --       2,431,029    --       2,431,029
   Spain.........................   --       8,791,976    --       8,791,976
   Sweden........................   --       5,311,085    --       5,311,085
   Switzerland...................   --       1,454,711    --       1,454,711
   United Kingdom................   --      38,139,790    --      38,139,790
   United States.................   --     425,339,538    --     425,339,538
Securities Lending Collateral....   --      14,239,089    --      14,239,089
Forward Currency Contracts**.....   --        (161,384)   --        (161,384)
                                    --    ------------    --    ------------
TOTAL............................   --    $676,171,129    --    $676,171,129
                                    ==    ============    ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                        DFA INVESTMENT GRADE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
BONDS -- (57.2%)
AUSTRALIA -- (1.6%)
Australia & New Zealand Banking Group, Ltd.
    0.625%, 02/21/23..................................... EUR  1,361  $  1,562,801
    3.700%, 11/16/25.....................................      6,110     6,174,978
BHP Billiton Finance USA, Ltd.
#   2.875%, 02/24/22.....................................      1,077     1,072,210
Commonwealth Bank of Australia
    2.300%, 09/06/19.....................................        558       556,486
    5.000%, 03/19/20.....................................        784       801,638
    2.400%, 11/02/20.....................................      3,605     3,566,859
W   2.850%, 05/18/26.....................................     22,784    21,474,376
W   3.150%, 09/19/27.....................................        890       852,020
Macquarie Bank, Ltd.
#W  3.900%, 01/15/26.....................................     24,711    24,621,523
National Australia Bank, Ltd.
    2.250%, 07/01/19.....................................      1,849     1,845,525
#   3.375%, 01/14/26.....................................      3,000     2,943,931
#W  3.500%, 01/10/27.....................................     29,999    29,441,816
Rio Tinto Finance USA, Ltd.
    7.125%, 07/15/28.....................................      1,270     1,602,258
Westpac Banking Corp.
    4.875%, 11/19/19.....................................      2,958     3,005,194
    2.850%, 05/13/26.....................................     10,267     9,775,211
#   2.700%, 08/19/26.....................................      5,052     4,728,568
    3.350%, 03/08/27.....................................     27,267    26,625,145
                                                                      ------------
TOTAL AUSTRALIA..........................................              140,650,539
                                                                      ------------
CANADA -- (1.2%)
Alimentation Couche-Tard, Inc.
W   3.550%, 07/26/27.....................................      2,780     2,646,070
Bank of Nova Scotia (The)
    4.375%, 01/13/21.....................................      2,092     2,145,404
Canadian Imperial Bank of Commerce
    0.750%, 03/22/23..................................... EUR  3,000     3,480,938
Canadian Natural Resources, Ltd.
    3.850%, 06/01/27.....................................      3,898     3,816,606
Canadian Pacific Railway Co.
    2.900%, 02/01/25.....................................      3,024     2,920,654
    3.700%, 02/01/26.....................................      4,880     4,866,092
Enbridge, Inc.
#   3.500%, 06/10/24.....................................      1,280     1,266,883
#   3.700%, 07/15/27.....................................      1,575     1,549,017
Goldcorp, Inc.
    3.625%, 06/09/21.....................................      3,975     3,984,551
Nutrien, Ltd.
#   3.625%, 03/15/24.....................................      3,460     3,380,521
    3.000%, 04/01/25.....................................      3,460     3,241,068
Province of British Columbia Canada
#   6.500%, 01/15/26.....................................      7,918     9,594,792
Province of Ontario Canada
    3.150%, 06/02/22..................................... CAD 19,927    15,646,172
Rogers Communications, Inc.
    3.000%, 03/15/23.....................................      1,765     1,742,494
Spectra Energy Partners L.P.
    4.750%, 03/15/24.....................................      1,915     2,007,051
Suncor Energy, Inc.
    3.600%, 12/01/24.....................................      7,406     7,436,357
Thomson Reuters Corp.
    4.300%, 11/23/23.....................................      5,120     5,194,139
    3.850%, 09/29/24.....................................        203       199,510
Toronto-Dominion Bank (The)
    2.125%, 07/02/19.....................................      3,660     3,652,324
    2.125%, 04/07/21.....................................      7,407     7,288,024
    1.994%, 03/23/22..................................... CAD  4,942     3,701,639
Toyota Credit Canada, Inc.
    2.020%, 02/28/22..................................... CAD  4,942     3,687,196
TransCanada PipeLines, Ltd.
    3.800%, 10/01/20.....................................        780       789,920
    4.875%, 01/15/26.....................................      5,560     5,890,716
#   4.250%, 05/15/28.....................................      1,300     1,332,222
                                                                      ------------
TOTAL CANADA.............................................              101,460,360
                                                                      ------------
DENMARK -- (0.4%)
Danske Bank A.S.
W   2.750%, 09/17/20.....................................      1,058     1,032,259
W   2.800%, 03/10/21.....................................      6,530     6,358,568
#W  4.375%, 06/12/28.....................................      2,000     1,863,320
Kommunekredit
    0.000%, 09/08/22..................................... EUR 21,894    25,132,586
                                                                      ------------
TOTAL DENMARK............................................               34,386,733
                                                                      ------------
FINLAND -- (0.0%)
Nordea Bank AB
    0.875%, 06/26/23..................................... EUR  1,000     1,141,360
                                                                      ------------
FRANCE -- (0.9%)
Airbus SE
W   3.150%, 04/10/27.....................................      7,500     7,323,355
BNP Paribas SA
    2.450%, 03/17/19.....................................        592       591,822
#   3.250%, 03/03/23.....................................      1,920     1,930,702
BPCE SA
    0.375%, 10/05/23..................................... EUR  8,100     9,146,604
    4.000%, 04/15/24.....................................     10,914    11,103,816
Credit Agricole SA
W   2.750%, 06/10/20.....................................      1,125     1,118,171
    3.875%, 04/15/24.....................................      8,591     8,672,369

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
FRANCE -- (Continued)
Electricite de France SA
W   3.625%, 10/13/25.....................................      6,638  $ 6,580,019
Pernod Ricard SA
W   4.450%, 01/15/22.....................................      6,474    6,664,564
#W  3.250%, 06/08/26.....................................     14,827   14,213,575
Total Capital International SA
    2.100%, 06/19/19.....................................      2,226    2,218,357
    3.750%, 04/10/24.....................................      9,600    9,924,114
                                                                      -----------
TOTAL FRANCE.............................................              79,487,468
                                                                      -----------
GERMANY -- (0.8%)
Bayer U.S. Finance LLC
W   3.375%, 10/08/24.....................................     12,544   12,032,868
Daimler Finance North America LLC
W   3.250%, 08/01/24.....................................      2,072    2,010,359
    8.500%, 01/18/31.....................................     28,596   39,682,171
Deutsche Bank AG
    2.500%, 02/13/19.....................................      2,405    2,404,137
    2.500%, 02/13/19.....................................      1,058    1,057,620
    2.950%, 08/20/20.....................................        136      132,961
    3.125%, 01/13/21.....................................      1,977    1,928,210
Siemens Financieringsmaatschappij NV
#W  6.125%, 08/17/26.....................................      7,621    8,821,056
Volkswagen Financial Services AG
    1.375%, 10/16/23..................................... EUR  3,500    3,984,361
                                                                      -----------
TOTAL GERMANY............................................              72,053,743
                                                                      -----------
IRELAND -- (0.2%)
CRH America Finance, Inc.
W   3.950%, 04/04/28.....................................      1,520    1,455,273
Iberdrola Finance Ireland DAC
W   5.000%, 09/11/19.....................................        713      720,025
Johnson Controls International P.L.C.
    1.000%, 09/15/23..................................... EUR  5,000    5,720,022
    3.625%, 07/02/24.....................................        983      967,592
Perrigo Finance Un, Ltd. Co.
    3.500%, 03/15/21.....................................        843      828,317
Perrigo Finance Unlimited Co.
    3.500%, 12/15/21.....................................      1,594    1,537,161
    3.900%, 12/15/24.....................................      3,885    3,605,932
    4.375%, 03/15/26.....................................      6,000    5,578,976
                                                                      -----------
TOTAL IRELAND............................................              20,413,298
                                                                      -----------
ITALY -- (0.0%)
Enel Finance International NV
W   3.500%, 04/06/28.....................................      2,800    2,468,619
                                                                      -----------
JAPAN -- (0.7%)
Beam Suntory, Inc.
    3.250%, 06/15/23.....................................      1,743    1,689,803
Japan Finance Organization for Municipalities
    2.125%, 03/06/19.....................................        528      527,726
Mitsubishi UFJ Financial Group, Inc.
    0.680%, 01/26/23..................................... EUR  3,822    4,373,352
    3.850%, 03/01/26.....................................     12,000   12,193,281
    3.677%, 02/22/27.....................................      4,465    4,463,494
Mizuho Financial Group, Inc.
W   2.632%, 04/12/21.....................................      2,000    1,972,541
    1.020%, 10/11/23..................................... EUR  5,461    6,320,734
#   2.839%, 09/13/26.....................................     18,000   16,885,484
MUFG Bank, Ltd.
    3.250%, 09/08/24.....................................      3,237    3,189,298
Nomura Holdings, Inc.
    6.700%, 03/04/20.....................................      1,394    1,446,805
Sumitomo Mitsui Banking Corp.
    3.950%, 07/19/23.....................................      5,931    6,070,778
Sumitomo Mitsui Financial Group, Inc.
    3.784%, 03/09/26.....................................      5,242    5,272,350
                                                                      -----------
TOTAL JAPAN..............................................              64,405,646
                                                                      -----------
LIBERIA -- (0.2%)
Royal Caribbean Cruises, Ltd.
    7.500%, 10/15/27.....................................      5,180    6,074,681
    3.700%, 03/15/28.....................................     14,325   13,384,722
                                                                      -----------
TOTAL LIBERIA............................................              19,459,403
                                                                      -----------
LUXEMBOURG -- (0.4%)
Allergan Funding SCS
    3.450%, 03/15/22.....................................     12,881   12,852,659
    3.800%, 03/15/25.....................................      2,471    2,462,109
European Financial Stability Facility
    0.000%, 11/17/22..................................... EUR 19,769   22,755,072
                                                                      -----------
TOTAL LUXEMBOURG.........................................              38,069,840
                                                                      -----------
NETHERLANDS -- (1.9%)
ABN AMRO Bank NV
    0.500%, 07/17/23..................................... EUR    911    1,041,746
Cooperatieve Rabobank UA
    3.875%, 02/08/22.....................................      4,090    4,181,207
    0.750%, 08/29/23..................................... EUR  1,200    1,374,168
    3.375%, 05/21/25.....................................     17,522   17,612,520
Enel Finance International NV
W   4.875%, 06/14/29.....................................     10,000    9,812,695
Heineken NV
W   2.750%, 04/01/23.....................................      2,219    2,170,633
ING Bank NV
W   2.050%, 08/15/21.....................................      5,000    4,859,623
ING Groep NV
    1.000%, 09/20/23..................................... EUR  1,800    2,060,988
    3.950%, 03/29/27.....................................     10,000    9,787,100

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED



                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
NETHERLANDS -- (Continued)
LYB International Finance II BV
    3.500%, 03/02/27.....................................       4,166 $  3,973,269
LyondellBasell Industries NV
    5.750%, 04/15/24.....................................       5,827    6,296,474
Shell International Finance BV
#   2.250%, 11/10/20.....................................       4,646    4,612,167
    3.400%, 08/12/23.....................................       5,559    5,684,497
    3.250%, 05/11/25.....................................      31,117   31,393,982
    2.875%, 05/10/26.....................................      29,810   29,098,407
    2.500%, 09/12/26.....................................      11,169   10,626,673
Telefonica Europe BV
    8.250%, 09/15/30.....................................      13,567   17,724,308
                                                                      ------------
TOTAL NETHERLANDS........................................              162,310,457
                                                                      ------------
NEW ZEALAND -- (0.1%)
ANZ New Zealand International Ltd.
W   3.450%, 07/17/27.....................................       6,000    5,818,532
                                                                      ------------
NORWAY -- (0.1%)
Equinor ASA
#   2.650%, 01/15/24.....................................       6,950    6,863,681
Statoil ASA
#   2.450%, 01/17/23.....................................       3,586    3,540,705
                                                                      ------------
TOTAL NORWAY.............................................               10,404,386
                                                                      ------------
SPAIN -- (0.2%)
Banco Santander SA
#   3.800%, 02/23/28.....................................       7,000    6,549,209
Telefonica Emisiones SAU
    5.462%, 02/16/21.....................................         829      865,686
    3.987%, 01/23/23..................................... EUR   1,000    1,293,157
    4.570%, 04/27/23.....................................       7,532    7,846,601
                                                                      ------------
TOTAL SPAIN..............................................               16,554,653
                                                                      ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.0%)
Inter-American Development Bank
    6.750%, 07/15/27.....................................       1,942    2,438,688
                                                                      ------------
SWEDEN -- (1.2%)
Kommuninvest I Sverige AB
    0.250%, 06/01/22..................................... SEK 296,540   32,761,552
    1.000%, 11/13/23..................................... SEK 500,000   56,316,400
Svensk Exportkredit AB
    1.875%, 06/17/19.....................................       1,164    1,160,832
Svenska Handelsbanken AB
    0.250%, 02/28/22..................................... EUR   9,390   10,731,743
    0.500%, 03/21/23..................................... EUR   1,000    1,147,401
                                                                      ------------
TOTAL SWEDEN.............................................              102,117,928
                                                                      ------------
SWITZERLAND -- (0.8%)
Credit Suisse AG
    2.300%, 05/28/19.....................................         162      161,776
    3.000%, 10/29/21.....................................       3,011    3,006,269
    3.625%, 09/09/24.....................................      16,929   16,977,179
Novartis Capital Corp.
#   3.100%, 05/17/27.....................................      10,983   10,909,668
Roche Holdings, Inc.
W   2.625%, 05/15/26.....................................       1,000      964,746
W   2.375%, 01/28/27.....................................      14,000   13,123,148
UBS AG Stamford CT
    2.375%, 08/14/19.....................................         148      147,756
UBS Group Funding
    Switzerland AG
W   4.125%, 09/24/25.....................................      20,990   21,243,065
                                                                      ------------
TOTAL SWITZERLAND........................................               66,533,607
                                                                      ------------
UNITED KINGDOM -- (2.3%)
Aon P.L.C.
    4.000%, 11/27/23.....................................       4,000    4,076,999
    3.500%, 06/14/24.....................................       9,147    9,009,844
AstraZeneca P.L.C
    3.375%, 11/16/25.....................................       8,259    8,107,167
    4.000%, 01/17/29.....................................       2,000    2,021,844
AstraZeneca P.L.C.
    2.375%, 11/16/20.....................................       2,316    2,289,807
Barclays P.L.C.
    2.750%, 11/08/19.....................................         626      623,847
    3.650%, 03/16/25.....................................      14,330   13,688,546
    4.375%, 01/12/26.....................................       9,970    9,800,321
BAT International Finance P.L.C.
    2.375%, 01/19/23..................................... EUR   5,895    7,093,543
BP Capital Markets P.L.C.
    3.535%, 11/04/24.....................................       2,240    2,291,797
British Telecommunications P.L.C.
#   5.125%, 12/04/28.....................................       5,000    5,155,881
GlaxoSmithKline Capital, Inc.
    3.875%, 05/15/28.....................................       7,700    7,993,178
HSBC Holdings P.L.C.
    3.400%, 03/08/21.....................................       4,100    4,125,587
    4.000%, 03/30/22.....................................       5,009    5,140,898
    4.300%, 03/08/26.....................................      13,270   13,546,000
#   3.900%, 05/25/26.....................................      12,666   12,615,085
Janus Capital Group, Inc.
    4.875%, 08/01/25.....................................       9,046    9,138,119
Lloyds Banking Group P.L.C.
    3.750%, 01/11/27.....................................      10,250    9,823,147
    4.375%, 03/22/28.....................................       4,000    3,983,683
Mead Johnson Nutrition Co.
    4.125%, 11/15/25.....................................       5,931    6,176,853
Nationwide Building Society
W   3.900%, 07/21/25.....................................       4,600    4,612,088
Praxair, Inc.
    2.200%, 08/15/22.....................................         800      778,469
Rolls-Royce P.L.C.
W   3.625%, 10/14/25.....................................      20,258   19,560,785

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED



                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
UNITED KINGDOM -- (Continued)
Royal Bank of Scotland Group P.L.C.
    4.800%, 04/05/26.....................................      4,800  $  4,811,731
Santander UK P.L.C.
    4.000%, 03/13/24.....................................      8,788     8,999,087
Standard Chartered P.L.C.
#W  4.050%, 04/12/26.....................................      4,380     4,269,493
TechnipFMC P.L.C.
    3.450%, 10/01/22.....................................      4,235     4,149,702
Unilever Capital Corp.
#   2.000%, 07/28/26.....................................      1,900     1,739,521
Vodafone Group P.L.C.
    4.375%, 03/16/21.....................................        902       923,324
    2.500%, 09/26/22.....................................      9,656     9,387,825
    7.875%, 02/15/30.....................................      7,107     8,990,933
                                                                      ------------
TOTAL UNITED KINGDOM.....................................              204,925,104
                                                                      ------------
UNITED STATES -- (44.2%)
21st Century Fox America, Inc.
    3.700%, 09/15/24.....................................     14,364    14,661,966
3M Co.
    2.875%, 10/15/27.....................................     14,390    13,993,675
ABB Finance USA, Inc.
    2.875%, 05/08/22.....................................      3,884     3,876,049
Abbott Laboratories
    2.800%, 09/15/20.....................................        130       130,191
#   2.950%, 03/15/25.....................................     12,469    12,228,065
AbbVie, Inc.
    2.900%, 11/06/22.....................................      2,800     2,765,984
    3.600%, 05/14/25.....................................     18,850    18,623,704
#   4.250%, 11/14/28.....................................     25,500    25,370,501
Activision Blizzard, Inc.
    3.400%, 06/15/27.....................................      6,308     5,962,290
Adobe, Inc.
#   3.250%, 02/01/25.....................................      1,920     1,936,129
Advance Auto Parts, Inc.
    4.500%, 12/01/23.....................................      1,186     1,215,140
Aetna, Inc.
    2.200%, 03/15/19.....................................        339       338,829
    2.750%, 11/15/22.....................................      8,320     8,124,747
    3.500%, 11/15/24.....................................      5,359     5,306,720
Affiliated Managers Group, Inc.
    3.500%, 08/01/25.....................................      3,410     3,324,352
Aflac, Inc.
    3.250%, 03/17/25.....................................     11,007    10,825,194
Agilent Technologies, Inc.
    5.000%, 07/15/20.....................................         17        17,429
Ahold Finance USA LLC
    6.875%, 05/01/29.....................................        704       831,502
Air Products & Chemicals, Inc.
    2.750%, 02/03/23.....................................        976       961,723
Alabama Power Co.
    2.800%, 04/01/25.....................................      2,560     2,460,557
Albemarle Corp.
    4.150%, 12/01/24.....................................      7,365     7,472,332
Allergan Finance LLC
    3.250%, 10/01/22.....................................      7,562     7,482,542
Allstate Corp. (The)
    3.150%, 06/15/23.....................................      5,073     5,080,601
Alphabet, Inc.
    3.375%, 02/25/24.....................................      4,494     4,647,274
#   1.998%, 08/15/26.....................................      7,385     6,852,655
Altria Group, Inc.
    4.750%, 05/05/21.....................................        208       214,795
    2.850%, 08/09/22.....................................      3,950     3,863,881
Amazon.com, Inc.
    3.800%, 12/05/24.....................................      4,864     5,075,349
Ameren Corp.
    2.700%, 11/15/20.....................................        988       978,781
    3.650%, 02/15/26.....................................     10,631    10,473,456
American Express Credit Corp.
#   2.250%, 05/05/21.....................................        148       145,888
    3.300%, 05/03/27.....................................     16,929    16,893,864
American Honda Finance Corp.
    2.300%, 09/09/26.....................................     11,110    10,246,272
American International Group, Inc.
#   3.300%, 03/01/21.....................................      1,483     1,494,093
    4.875%, 06/01/22.....................................      1,425     1,501,759
    1.500%, 06/08/23..................................... EUR  2,000     2,330,858
#   4.125%, 02/15/24.....................................     10,069    10,298,451
    3.750%, 07/10/25.....................................      9,247     9,103,705
    3.900%, 04/01/26.....................................      6,429     6,371,563
#   4.200%, 04/01/28.....................................      2,100     2,103,968
American Water Capital Corp.
    3.850%, 03/01/24.....................................      2,115     2,165,165
    2.950%, 09/01/27.....................................        584       557,071
Ameriprise Financial, Inc.
    5.300%, 03/15/20.....................................        129       132,361
    4.000%, 10/15/23.....................................      3,722     3,828,177
#   2.875%, 09/15/26.....................................      6,175     5,846,275
AmerisourceBergen Corp.
    3.400%, 05/15/24.....................................      1,223     1,194,463
    3.450%, 12/15/27.....................................      3,000     2,834,199
Amgen, Inc.
    4.100%, 06/15/21.....................................      6,993     7,138,035
    3.625%, 05/22/24.....................................      6,399     6,496,788
    3.125%, 05/01/25.....................................      3,200     3,134,181
    2.600%, 08/19/26.....................................     10,375     9,640,991
Analog Devices, Inc.
    3.900%, 12/15/25.....................................      4,965     4,925,777
    3.500%, 12/05/26.....................................     11,977    11,591,062
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev
  Worldwide, Inc.
W   3.650%, 02/01/26.....................................     16,680    16,390,826
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23.....................................      3,471     3,343,525

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED



                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
UNITED STATES -- (Continued)
Anheuser-Busch InBev Worldwide, Inc.
     4.375%, 02/15/21.....................................    385  $   394,509
     2.500%, 07/15/22.....................................  2,011    1,959,649
     4.000%, 04/13/28..................................... 14,000   13,911,130
Anthem, Inc.
     4.350%, 08/15/20.....................................  1,087    1,106,777
     3.125%, 05/15/22.....................................  2,177    2,171,002
     3.500%, 08/15/24.....................................  4,986    4,975,458
     3.650%, 12/01/27.....................................  4,000    3,934,976
     4.101%, 03/01/28..................................... 16,600   16,815,066
Aon Corp.
     5.000%, 09/30/20.....................................    810      832,370
Apache Corp.
     3.250%, 04/15/22.....................................  6,399    6,336,744
#    4.375%, 10/15/28.....................................  5,000    4,881,693
Apple, Inc.
     2.400%, 05/03/23.....................................  7,328    7,213,608
     3.450%, 05/06/24..................................... 19,459   19,945,667
     2.500%, 02/09/25.....................................  4,560    4,419,235
     3.250%, 02/23/26..................................... 19,942   20,017,264
     2.450%, 08/04/26..................................... 17,090   16,224,814
     3.350%, 02/09/27..................................... 33,607   33,723,200
     3.000%, 06/20/27..................................... 11,436   11,171,857
     3.000%, 11/13/27..................................... 26,919   26,184,403
Applied Materials, Inc.
#    3.300%, 04/01/27.....................................  6,750    6,709,422
Archer-Daniels-Midland Co.
     2.500%, 08/11/26.....................................  4,942    4,625,930
Arizona Public Service Co.
     8.750%, 03/01/19.....................................    210      210,870
     3.150%, 05/15/25.....................................  9,580    9,412,457
Arrow Electronics, Inc.
     3.875%, 01/12/28..................................... 12,338   11,319,459
Associated Banc-Corp
     2.750%, 11/15/19.....................................     53       52,761
Assurant, Inc.
     4.000%, 03/15/23.....................................  6,399    6,436,859
AT&T, Inc.
     3.950%, 01/15/25.....................................  9,885    9,967,810
     3.400%, 05/15/25..................................... 23,617   23,082,686
Autodesk, Inc.
     3.125%, 06/15/20.....................................    372      370,835
     4.375%, 06/15/25.....................................  3,015    3,068,481
     3.500%, 06/15/27.....................................  8,699    8,238,270
Automatic Data Processing, Inc.
     3.375%, 09/15/25..................................... 12,356   12,667,622
AutoZone, Inc.
     2.875%, 01/15/23..................................... 11,988   11,588,233
     3.125%, 07/15/23.....................................  1,270    1,250,192
#    3.250%, 04/15/25.....................................  6,203    5,993,345
     3.125%, 04/21/26.....................................    988      932,303
Avnet, Inc.
#    4.625%, 04/15/26.....................................  5,560    5,471,833
AXIS Specialty Finance P.L.C.
     4.000%, 12/06/27..................................... 20,320   19,712,115
BAE Systems Holdings, Inc.
W    2.850%, 12/15/20.....................................  1,239    1,229,187
Baker Hughes a GE Co. LLC
     3.200%, 08/15/21.....................................    183      182,911
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
     3.337%, 12/15/27.....................................  1,900    1,791,694
Baltimore Gas & Electric Co.
     2.400%, 08/15/26.....................................    692      638,032
Bank of America Corp.
     4.000%, 04/01/24.....................................  6,120    6,298,129
     3.875%, 08/01/25.....................................  2,350    2,396,354
(r)  3.419%, 12/20/28..................................... 15,341   14,795,205
Bank of New York Mellon Corp. (The)
     5.450%, 05/15/19.....................................    386      388,920
     3.650%, 02/04/24..................................... 10,524   10,741,993
     3.000%, 02/24/25.....................................  2,560    2,515,052
     2.800%, 05/04/26.....................................  7,088    6,806,475
Baxalta, Inc.
     2.875%, 06/23/20.....................................    141      140,060
Baxter International, Inc.
     2.600%, 08/15/26.....................................  4,951    4,585,724
Bayer U.S. Finance II LLC
W    2.125%, 07/15/19.....................................    261      260,309
W    5.500%, 08/15/25.....................................  2,240    2,322,808
Bayer U.S. Finance LLC
W    2.375%, 10/08/19.....................................  4,739    4,706,146
BB&T Corp.
     3.700%, 06/05/25..................................... 14,345   14,665,267
Bemis Co., Inc.
     4.500%, 10/15/21.....................................    640      651,874
Berkshire Hathaway, Inc.
#    3.400%, 01/31/22.....................................  3,200    3,274,780
#    3.125%, 03/15/26..................................... 33,128   32,962,220
Best Buy Co., Inc.
     4.450%, 10/01/28..................................... 19,493   18,549,599
Biogen, Inc.
     2.900%, 09/15/20..................................... 14,678   14,661,664
     4.050%, 09/15/25.....................................  8,950    9,148,601
BlackRock, Inc.
#    3.200%, 03/15/27..................................... 24,563   24,266,949
BMW US Capital LLC
W    2.800%, 04/11/26..................................... 21,530   20,174,013
W    3.300%, 04/06/27.....................................  6,742    6,423,308
Boeing Co. (The)
     8.750%, 08/15/21.....................................    977    1,117,430
     2.500%, 03/01/25.....................................  6,399    6,137,044
#    2.600%, 10/30/25.....................................  3,568    3,432,980
Booking Holdings, Inc.
     3.600%, 06/01/26..................................... 10,484   10,324,578
     3.550%, 03/15/28.....................................  2,000    1,927,518
Boston Scientific Corp.
     4.125%, 10/01/23.....................................  1,472    1,507,917

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
UNITED STATES -- (Continued)
BP Capital Markets America, Inc.
    3.245%, 05/06/22.....................................  2,848  $ 2,866,305
#   3.119%, 05/04/26.....................................  5,915    5,756,583
    3.017%, 01/16/27..................................... 11,773   11,309,377
Bristol-Myers Squibb Co.
    2.000%, 08/01/22.....................................  4,244    4,115,603
Brown & Brown, Inc.
    4.200%, 09/15/24.....................................  4,660    4,656,610
Buckeye Partners L.P.
    4.150%, 07/01/23.....................................  1,920    1,895,982
    3.950%, 12/01/26.....................................  7,413    6,709,128
Bunge, Ltd. Finance Corp.
    3.750%, 09/25/27..................................... 14,400   12,910,176
Burlington Northern Santa Fe LLC
#   3.000%, 04/01/25.....................................  4,279    4,235,923
    7.000%, 12/15/25.....................................    858    1,034,415
CA, Inc.
    4.700%, 03/15/27..................................... 17,502   16,782,188
Campbell Soup Co.
    4.250%, 04/15/21.....................................  1,024    1,039,637
    2.500%, 08/02/22.....................................  1,939    1,836,377
    3.300%, 03/19/25.....................................  4,045    3,805,385
#   4.150%, 03/15/28.....................................  9,628    9,243,646
Capital One Bank USA NA
    2.300%, 06/05/19.....................................    529      528,065
Capital One Financial Corp.
    4.750%, 07/15/21.....................................  1,956    2,020,888
    3.750%, 04/24/24.....................................  4,607    4,614,963
#   3.200%, 02/05/25.....................................  2,700    2,593,796
#   3.750%, 03/09/27.....................................  7,165    6,920,907
#   3.800%, 01/31/28.....................................  3,000    2,898,135
Cardinal Health, Inc.
    4.625%, 12/15/20.....................................    640      657,100
    3.200%, 06/15/22.....................................  3,840    3,788,635
#   3.410%, 06/15/27..................................... 12,718   11,850,495
Caterpillar, Inc.
    2.600%, 06/26/22.....................................  2,531    2,487,348
#   3.400%, 05/15/24.....................................  1,823    1,858,994
CBS Corp.
    3.500%, 01/15/25.....................................  2,364    2,298,755
    2.900%, 01/15/27..................................... 26,061   23,636,053
#   7.875%, 07/30/30.....................................  1,137    1,456,671
Celgene Corp.
    4.000%, 08/15/23.....................................  8,237    8,393,462
    3.625%, 05/15/24.....................................  4,433    4,418,782
CenterPoint Energy Resources Corp.
    4.500%, 01/15/21.....................................  1,549    1,582,525
    4.000%, 04/01/28.....................................  4,800    4,858,488
Charles Schwab Corp. (The)
    3.000%, 03/10/25..................................... 12,777   12,574,886
Chevron Corp.
    2.954%, 05/16/26..................................... 11,356   11,199,037
Chubb INA Holdings, Inc.
    2.875%, 11/03/22.....................................  1,852    1,850,544
    2.700%, 03/13/23.....................................  2,965    2,919,555
    3.350%, 05/15/24.....................................  5,120    5,155,005
Cigna Holding Co.
    4.000%, 02/15/22.....................................    743      753,786
Cincinnati Financial Corp.
    6.920%, 05/15/28.....................................  4,000    4,818,263
Cisco Systems, Inc.
#   3.625%, 03/04/24.....................................  1,920    1,994,536
Citigroup, Inc.
    4.500%, 01/14/22.....................................  1,472    1,530,321
    3.750%, 06/16/24.....................................  2,560    2,591,956
    3.300%, 04/27/25.....................................  7,679    7,495,696
Clorox Co. (The)
    3.500%, 12/15/24.....................................  3,200    3,226,911
    3.100%, 10/01/27.....................................  5,077    4,878,260
#   3.900%, 05/15/28..................................... 16,112   16,464,592
CME Group, Inc.
    3.000%, 03/15/25.....................................  2,833    2,801,995
CMS Energy Corp.
    3.875%, 03/01/24.....................................  1,725    1,739,351
    3.600%, 11/15/25.....................................  3,163    3,123,084
    3.000%, 05/15/26.....................................  4,942    4,664,780
CNA Financial Corp.
    4.500%, 03/01/26..................................... 22,057   22,429,672
Coca-Cola Co. (The)
    3.200%, 11/01/23..................................... 13,789   14,082,378
    2.250%, 09/01/26..................................... 12,603   11,762,714
#   2.900%, 05/25/27..................................... 23,535   22,949,855
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22.....................................  2,956    3,623,531
Comcast Corp.
    3.600%, 03/01/24.....................................  4,324    4,407,529
    3.375%, 08/15/25.....................................  4,946    4,959,522
    3.150%, 03/01/26.....................................  9,198    9,005,136
    3.150%, 02/15/28.....................................  5,000    4,793,297
    7.050%, 03/15/33.....................................  2,200    2,828,825
Conagra Brands, Inc.
    3.200%, 01/25/23.....................................  4,643    4,518,573
ConocoPhillips Co.
    4.950%, 03/15/26..................................... 14,827   16,223,104
Consolidated Edison Co. of New York, Inc.
    3.300%, 12/01/24.....................................  1,280    1,257,896
Constellation Brands, Inc.
    3.600%, 02/15/28.....................................  6,325    6,048,116
Corning, Inc.
    3.700%, 11/15/23.....................................  2,710    2,707,573
Costco Wholesale Corp.
    3.000%, 05/18/27..................................... 19,300   18,894,523
Cox Communications, Inc.
W   3.850%, 02/01/25.....................................  6,790    6,738,955
W   3.500%, 08/15/27.....................................  1,200    1,141,244
CSX Corp.
#   4.250%, 06/01/21.....................................    748      764,858

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
UNITED STATES -- (Continued)
CVS Health Corp.
    2.800%, 07/20/20.....................................      1,913  $ 1,905,919
    2.125%, 06/01/21.....................................      1,285    1,257,252
    3.375%, 08/12/24.....................................     14,857   14,631,000
    3.875%, 07/20/25.....................................     13,408   13,465,375
Danaher Corp.
    3.350%, 09/15/25.....................................      1,483    1,479,562
Deere & Co.
    5.375%, 10/16/29.....................................        467      540,924
Diageo Investment Corp.
    2.875%, 05/11/22.....................................        131      130,784
Discovery Communications LLC
W   3.500%, 06/15/22.....................................      7,694    7,623,360
    3.250%, 04/01/23.....................................        640      622,791
W   3.900%, 11/15/24.....................................      5,376    5,318,440
    3.450%, 03/15/25.....................................      5,671    5,416,345
Dollar General Corp.
    3.250%, 04/15/23.....................................      6,733    6,649,241
    4.150%, 11/01/25.....................................      1,604    1,618,042
Dollar Tree, Inc.
    4.200%, 05/15/28.....................................     35,940   34,094,187
Dominion Energy Gas Holdings LLC
#   2.800%, 11/15/20.....................................      7,166    7,135,913
    3.600%, 12/15/24.....................................      3,200    3,185,247
Dominion Energy, Inc.
    3.900%, 10/01/25.....................................     10,013   10,072,360
Dow Chemical Co. (The)
    3.000%, 11/15/22.....................................      1,694    1,685,856
    3.500%, 10/01/24.....................................      7,452    7,379,177
DTE Energy Co.
    3.850%, 12/01/23.....................................        960      962,305
    2.850%, 10/01/26.....................................      1,000      927,080
    6.375%, 04/15/33.....................................      2,305    2,772,780
Duke Energy Corp.
    3.050%, 08/15/22.....................................     11,244   11,182,040
    3.750%, 04/15/24.....................................      5,705    5,801,334
DXC Technology Co.
    4.450%, 09/18/22.....................................      3,200    3,256,741
    4.750%, 04/15/27.....................................     25,329   25,007,205
E*TRADE Financial Corp.
    4.500%, 06/20/28.....................................      8,496    8,412,428
Eastman Chemical Co.
    2.700%, 01/15/20.....................................        137      136,561
    4.500%, 01/15/21.....................................         88       89,698
    3.600%, 08/15/22.....................................        297      298,020
    1.500%, 05/26/23..................................... EUR  7,630    9,022,524
    3.800%, 03/15/25.....................................      9,527    9,353,215
Eaton Corp.
    4.000%, 11/02/32.....................................     11,600   11,547,565
Eaton Vance Corp.
    3.500%, 04/06/27.....................................     10,462   10,183,320
eBay, Inc.
    3.800%, 03/09/22.....................................      6,177    6,236,859
    2.600%, 07/15/22.....................................      1,688    1,639,480
    3.600%, 06/05/27.....................................     13,375   12,810,348
Ecolab, Inc.
    4.350%, 12/08/21.....................................        480      497,299
    2.700%, 11/01/26.....................................      4,448    4,227,529
Edison International
    4.125%, 03/15/28.....................................     32,367   28,405,517
Electronic Arts, Inc.
    4.800%, 03/01/26.....................................     15,000   15,642,843
EMD Finance LLC
#W  2.950%, 03/19/22.....................................      5,120    5,061,229
Emerson Electric Co.
    3.150%, 06/01/25.....................................      5,312    5,209,441
Energy Transfer Operating L.P.
    4.750%, 01/15/26.....................................      8,233    8,264,891
Enterprise Products Operating LLC
    5.200%, 09/01/20.....................................        480      495,702
    3.900%, 02/15/24.....................................      2,080    2,123,489
    3.750%, 02/15/25.....................................      1,977    2,009,331
    3.700%, 02/15/26.....................................      5,276    5,275,767
    6.875%, 03/01/33.....................................        700      856,981
EOG Resources, Inc.
    4.100%, 02/01/21.....................................      1,722    1,756,014
    3.150%, 04/01/25.....................................      6,718    6,595,057
EQT Corp.
#   3.900%, 10/01/27.....................................     18,855   17,076,874
ERAC USA Finance LLC
#W  3.850%, 11/15/24.....................................      6,590    6,567,940
Evergy, Inc.
    4.850%, 06/01/21.....................................      2,466    2,530,633
Eversource Energy
    2.500%, 03/15/21.....................................        494      485,513
#   2.800%, 05/01/23.....................................      4,743    4,641,784
Exelon Corp.
    2.450%, 04/15/21.....................................        370      361,946
    3.950%, 06/15/25.....................................      2,323    2,331,253
    3.400%, 04/15/26.....................................     20,540   19,850,056
Exelon Generation Co. LLC
    2.950%, 01/15/20.....................................        326      325,060
Express Scripts Holding Co.
    3.900%, 02/15/22.....................................      4,767    4,845,014
    3.500%, 06/15/24.....................................      8,342    8,264,337
    3.400%, 03/01/27.....................................     14,920   14,342,568
Exxon Mobil Corp.
#   3.176%, 03/15/24.....................................     17,923   18,185,214
    3.043%, 03/01/26.....................................      4,942    4,909,192
FedEx Corp.
    2.625%, 08/01/22.....................................      3,357    3,285,190
    1.000%, 01/11/23..................................... EUR    760      879,793
    4.000%, 01/15/24.....................................      8,491    8,761,915
    3.200%, 02/01/25.....................................      3,744    3,644,118
    3.400%, 02/15/28.....................................      5,250    5,011,176
Fidelity National Information Services, Inc.
    2.250%, 08/15/21.....................................      3,855    3,748,562
    5.000%, 10/15/25.....................................      4,265    4,519,956

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED



                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
UNITED STATES -- (Continued)
Fifth Third Bancorp
    3.950%, 03/14/28..................................... 26,032  $26,197,694
FirstEnergy Corp.
    7.375%, 11/15/31.....................................  1,368    1,746,932
Fluor Corp.
#   4.250%, 09/15/28.....................................  5,500    5,362,545
FMR LLC
W   4.950%, 02/01/33.....................................    650      720,626
Ford Motor Credit Co. LLC
    3.200%, 01/15/21.....................................  1,200    1,173,271
GATX Corp.
    3.250%, 03/30/25.....................................  5,120    4,886,545
    3.250%, 09/15/26.....................................  7,749    7,186,177
General Dynamics Corp.
    2.250%, 11/15/22.....................................  4,800    4,685,731
    2.125%, 08/15/26.....................................  7,339    6,757,539
General Electric Co.
    6.750%, 03/15/32..................................... 29,038   32,029,289
General Mills, Inc.
#   4.200%, 04/17/28.....................................  8,600    8,654,058
General Motors Co.
    4.200%, 10/01/27.....................................  2,000    1,844,484
General Motors Financial Co., Inc.
    5.250%, 03/01/26..................................... 17,826   17,815,424
    4.350%, 01/17/27.....................................  4,942    4,627,342
Georgia Power Co.
    3.250%, 04/01/26.....................................  3,000    2,847,643
    3.250%, 03/30/27..................................... 15,966   14,961,053
Georgia-Pacific LLC
    7.750%, 11/15/29.....................................  1,000    1,338,646
Gilead Sciences, Inc.
    2.050%, 04/01/19.....................................    175      174,855
    4.400%, 12/01/21.....................................  1,414    1,460,225
    3.700%, 04/01/24..................................... 10,612   10,792,172
    3.650%, 03/01/26.....................................  8,806    8,836,341
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23.....................................  5,387    5,342,881
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20.....................................     42       43,650
    5.250%, 07/27/21.....................................  2,240    2,349,238
    4.000%, 03/03/24..................................... 21,404   21,836,095
    3.750%, 05/22/25.....................................  8,213    8,184,068
    3.750%, 02/25/26.....................................  5,350    5,298,990
Halliburton Co.
    3.500%, 08/01/23.....................................  6,399    6,458,148
    3.800%, 11/15/25.....................................  4,981    5,028,021
Harley-Davidson, Inc.
#   3.500%, 07/28/25.....................................  5,593    5,381,811
Harris Corp.
    2.700%, 04/27/20.....................................    121      120,013
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22.....................................  6,737    7,095,801
Hasbro, Inc.
    3.500%, 09/15/27.....................................  3,300    3,055,505
Hewlett Packard Enterprise Co.
    4.900%, 10/15/25.....................................  6,965    7,287,399
Home Depot, Inc. (The)
#   2.700%, 04/01/23.....................................  1,280    1,283,323
    3.350%, 09/15/25.....................................  3,642    3,688,282
Honeywell International, Inc.
#   2.500%, 11/01/26.....................................  9,698    9,246,550
Hormel Foods Corp.
    4.125%, 04/15/21.....................................  1,479    1,515,606
HSBC USA, Inc.
    2.375%, 11/13/19.....................................    317      315,880
    3.500%, 06/23/24..................................... 12,593   12,601,680
Humana, Inc.
    3.850%, 10/01/24.....................................  7,825    7,835,262
Huntington Bancshares, Inc.
    3.150%, 03/14/21.....................................  1,582    1,585,349
    2.300%, 01/14/22.....................................  2,292    2,231,010
Hyatt Hotels Corp.
    3.375%, 07/15/23.....................................  1,936    1,910,993
Illinois Tool Works, Inc.
    1.950%, 03/01/19.....................................    310      309,788
#   3.500%, 03/01/24.....................................  6,399    6,501,519
Intel Corp.
    2.700%, 12/15/22.....................................    413      412,063
#   3.150%, 05/11/27.....................................  2,500    2,487,141
    4.000%, 12/15/32.....................................  3,200    3,391,608
Intercontinental Exchange, Inc.
    3.750%, 12/01/25..................................... 10,000   10,236,200
International Business Machines Corp.
    2.250%, 02/19/21..................................... 17,824   17,559,827
#   3.375%, 08/01/23.....................................  4,409    4,424,302
    3.625%, 02/12/24.....................................  9,600    9,729,283
#   3.300%, 01/27/27..................................... 26,154   25,676,724
International Paper Co.
#   3.650%, 06/15/24.....................................  7,850    7,963,592
    3.800%, 01/15/26.....................................  3,050    3,034,556
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24.....................................  3,903    3,953,873
ITC Holdings Corp.
    3.650%, 06/15/24.....................................  9,714    9,667,029
Jefferies Group LLC / Jefferies Group Capital Finance,
  Inc.
    4.850%, 01/15/27.....................................  6,594    6,339,389
JM Smucker Co. (The)
    3.500%, 03/15/25.....................................  6,042    5,904,320
John Deere Capital Corp.
    2.550%, 01/08/21.....................................  9,591    9,511,771
    3.350%, 06/12/24.....................................  6,195    6,247,954
Johnson & Johnson
    2.450%, 03/01/26.....................................  3,212    3,077,308
JPMorgan Chase & Co.
    3.625%, 05/13/24..................................... 12,131   12,295,655
    3.900%, 07/15/25..................................... 13,351   13,625,053

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
UNITED STATES -- (Continued)
    2.950%, 10/01/26.....................................        500  $   477,727
Juniper Networks, Inc.
    4.600%, 03/15/21.....................................      2,560    2,633,676
    4.500%, 03/15/24.....................................      4,224    4,264,065
Kellogg Co.
    3.250%, 04/01/26.....................................     13,739   12,977,183
    3.400%, 11/15/27.....................................     14,600   13,851,144
    7.450%, 04/01/31.....................................      6,959    8,803,274
Keurig Dr Pepper, Inc.
    3.400%, 11/15/25.....................................      5,885    5,528,999
Keurig Dr. Pepper, Inc.
    2.000%, 01/15/20.....................................         88       86,984
KeyBank NA
    2.500%, 12/15/19.....................................        153      152,558
#   3.300%, 06/01/25.....................................        750      744,620
KeyCorp
    2.900%, 09/15/20.....................................      1,449    1,444,671
    5.100%, 03/24/21.....................................        101      105,243
Kimberly-Clark Corp.
    1.900%, 05/22/19.....................................        491      489,730
#   2.400%, 06/01/23.....................................      1,920    1,858,962
Kohl's Corp.
    4.750%, 12/15/23.....................................      1,417    1,455,184
Kraft Heinz Foods Co.
    3.500%, 06/06/22.....................................      9,148    9,163,770
    3.950%, 07/15/25.....................................     18,315   18,304,994
Kroger Co. (The)
    3.850%, 08/01/23.....................................      3,341    3,375,631
    7.500%, 04/01/31.....................................     16,177   19,905,542
L3 Technologies, Inc.
    3.950%, 05/28/24.....................................      2,469    2,481,136
Laboratory Corp. of America Holdings
    4.000%, 11/01/23.....................................      3,840    3,874,452
    3.600%, 09/01/27.....................................      2,500    2,374,429
Lam Research Corp.
#   3.800%, 03/15/25.....................................      4,094    4,062,098
Legg Mason, Inc.
    3.950%, 07/15/24.....................................      4,736    4,657,914
    4.750%, 03/15/26.....................................      9,317    9,427,297
Liberty Mutual Group, Inc.
W   4.569%, 02/01/29.....................................      6,665    6,775,951
Lincoln National Corp.
    6.250%, 02/15/20.....................................        117      120,847
Lockheed Martin Corp.
    2.900%, 03/01/25.....................................      4,480    4,401,874
    3.550%, 01/15/26.....................................      4,800    4,880,243
Loews Corp.
    2.625%, 05/15/23.....................................      3,761    3,665,351
    3.750%, 04/01/26.....................................     10,670   10,744,221
Lowe's Cos., Inc.
#   3.120%, 04/15/22.....................................        292      291,018
    3.375%, 09/15/25.....................................      5,183    5,066,572
Magellan Midstream Partners L.P.
    4.250%, 02/01/21.....................................      1,516    1,541,489
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.....................................        243      241,169
    2.900%, 02/06/25.....................................      8,028    7,814,898
Marathon Petroleum Corp.
    3.625%, 09/15/24.....................................      8,191    8,097,738
Marriott International, Inc.
#   2.875%, 03/01/21.....................................      1,009      997,463
#   4.000%, 04/15/28.....................................      7,900    7,681,953
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19.....................................        523      520,940
    3.500%, 06/03/24.....................................      8,320    8,304,899
Mastercard, Inc.
    3.375%, 04/01/24.....................................      1,787    1,827,919
    2.950%, 11/21/26.....................................      2,700    2,656,565
Maxim Integrated Products, Inc.
    3.450%, 06/15/27.....................................      5,931    5,582,619
McDonald's Corp.
    2.200%, 05/26/20.....................................        802      797,000
    3.500%, 07/15/20.....................................      4,915    4,968,761
    2.000%, 06/01/23..................................... EUR  3,100    3,760,920
McKesson Corp.
    3.796%, 03/15/24.....................................      4,348    4,341,686
Medtronic, Inc.
    3.125%, 03/15/22.....................................      1,143    1,147,870
    3.500%, 03/15/25.....................................      1,977    2,016,247
Merck & Co., Inc.
    2.750%, 02/10/25.....................................     11,609   11,409,762
MetLife, Inc.
    3.600%, 04/10/24.....................................     16,140   16,482,309
Microsoft Corp.
    2.700%, 02/12/25.....................................      1,567    1,552,443
#   3.125%, 11/03/25.....................................      3,109    3,152,772
    2.400%, 08/08/26.....................................     29,634   28,274,473
    3.300%, 02/06/27.....................................     24,692   24,972,303
Molson Coors Brewing Co.
    3.500%, 05/01/22.....................................      2,787    2,786,971
    3.000%, 07/15/26.....................................     18,416   17,087,193
Morgan Stanley
    2.500%, 04/21/21.....................................        750      740,384
    5.500%, 07/28/21.....................................        865      913,479
    3.875%, 04/29/24.....................................     11,982   12,218,093
    3.875%, 01/27/26.....................................     18,683   18,785,041
    3.625%, 01/20/27.....................................      8,926    8,782,648
Mosaic Co. (The)
    4.250%, 11/15/23.....................................      3,965    4,082,004
#   4.050%, 11/15/27.....................................      6,000    5,827,458
Motorola Solutions, Inc.
    3.750%, 05/15/22.....................................      3,200    3,200,017
    3.500%, 03/01/23.....................................      3,200    3,123,587
MPLX L.P.
    4.125%, 03/01/27.....................................     12,320   12,049,153
MUFG Americas Holdings Corp.
    3.500%, 06/18/22.....................................      5,472    5,503,811

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
UNITED STATES -- (Continued)
Mylan NV
    3.950%, 06/15/26.....................................     18,167  $17,177,807
Mylan, Inc.
    4.200%, 11/29/23.....................................      4,480    4,414,054
Nasdaq, Inc.
    4.250%, 06/01/24.....................................      2,816    2,886,958
National Grid North America, Inc.
    0.750%, 08/08/23..................................... EUR    450      513,928
National Oilwell Varco, Inc.
    2.600%, 12/01/22.....................................      3,923    3,758,234
National Rural Utilities Cooperative Finance Corp.
    8.000%, 03/01/32.....................................      2,708    3,736,957
NetApp, Inc.
    3.250%, 12/15/22.....................................      1,088    1,067,206
#   3.300%, 09/29/24.....................................      3,451    3,307,940
Newell Brands, Inc.
    4.000%, 06/15/22.....................................      6,483    6,424,596
NextEra Energy Capital Holdings, Inc.
    4.500%, 06/01/21.....................................        828      848,274
    3.550%, 05/01/27.....................................     25,641   24,885,261
NIKE, Inc.
#   2.375%, 11/01/26.....................................     28,083   26,716,854
NiSource, Inc.
    3.850%, 02/15/23.....................................      2,335    2,361,931
Nissan Motor Acceptance Corp.
W   2.125%, 03/03/20.....................................      1,680    1,660,209
Noble Energy, Inc.
    4.150%, 12/15/21.....................................      1,717    1,736,694
    3.900%, 11/15/24.....................................      1,556    1,529,254
#   3.850%, 01/15/28.....................................     12,760   12,094,336
Nordstrom, Inc.
    4.750%, 05/01/20.....................................      1,337    1,355,927
    4.000%, 10/15/21.....................................        960      966,232
#   4.000%, 03/15/27.....................................     18,694   17,667,638
Northrop Grumman Corp.
    3.250%, 08/01/23.....................................        988      990,139
Novartis Capital Corp.
    3.400%, 05/06/24.....................................      6,080    6,205,034
Nucor Corp.
    3.950%, 05/01/28.....................................     10,245   10,335,455
Nuveen Finance LLC
W   4.125%, 11/01/24.....................................      2,748    2,834,510
NVIDIA Corp.
    3.200%, 09/16/26.....................................      3,800    3,676,054
Occidental Petroleum Corp.
    2.700%, 02/15/23.....................................        420      415,019
    3.400%, 04/15/26.....................................      7,291    7,309,335
    3.000%, 02/15/27.....................................      7,118    6,917,981
Ohio Power Co.
    5.375%, 10/01/21.....................................      2,308    2,442,036
Omnicom Group, Inc. / Omnicom Capital, Inc.
    3.650%, 11/01/24.....................................      6,057    5,970,542
ONEOK, Inc.
    4.000%, 07/13/27.....................................      6,623    6,450,116
Oracle Corp.
    2.950%, 05/15/25.....................................     27,858   27,463,821
    2.650%, 07/15/26.....................................     39,785   37,905,343
    3.250%, 11/15/27.....................................     26,794   26,384,805
O'Reilly Automotive, Inc.
    3.600%, 09/01/27.....................................     21,580   20,873,960
Packaging Corp. of America
    4.500%, 11/01/23.....................................      3,888    4,019,307
Parker-Hannifin Corp.
    3.300%, 11/21/24.....................................      6,093    6,071,585
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
W   3.400%, 11/15/26.....................................      1,000      931,520
PepsiCo, Inc.
    2.750%, 03/05/22.....................................      2,810    2,816,270
    2.750%, 03/01/23.....................................      4,480    4,475,282
#   3.500%, 07/17/25.....................................     13,489   13,860,376
Pfizer, Inc.
#   3.000%, 06/15/23.....................................        808      810,868
    3.400%, 05/15/24.....................................      6,399    6,509,695
    3.000%, 12/15/26.....................................     42,108   41,316,171
Philip Morris International, Inc.
    3.250%, 11/10/24.....................................      7,098    6,979,489
Phillips 66
    4.300%, 04/01/22.....................................      2,235    2,316,280
Phillips 66 Partners L.P.
    3.550%, 10/01/26.....................................     23,603   22,439,327
    3.750%, 03/01/28.....................................      3,265    3,106,870
PNC Bank NA
    3.300%, 10/30/24.....................................      3,788    3,779,339
    2.950%, 02/23/25.....................................      8,093    7,943,619
    3.250%, 06/01/25.....................................      8,000    7,977,333
PNC Financial Services Group, Inc. (The)
    4.375%, 08/11/20.....................................        267      272,647
    3.300%, 03/08/22.....................................        795      799,932
PPG Industries, Inc.
#   3.750%, 03/15/28.....................................     13,512   13,280,901
PPL Capital Funding, Inc.
    3.400%, 06/01/23.....................................      4,857    4,796,525
    3.100%, 05/15/26.....................................     11,200   10,485,216
Precision Castparts Corp.
    2.500%, 01/15/23.....................................      7,769    7,570,950
#   3.250%, 06/15/25.....................................     30,987   30,735,748
Principal Financial Group, Inc.
    3.125%, 05/15/23.....................................      4,444    4,402,748
    3.400%, 05/15/25.....................................      5,700    5,608,609
    3.100%, 11/15/26.....................................      5,472    5,223,098
Procter & Gamble Co. (The)
    1.850%, 02/02/21.....................................        515      507,548
    2.450%, 11/03/26.....................................      1,077    1,026,071
#   2.850%, 08/11/27.....................................     12,850   12,571,302
Progress Energy, Inc.
    4.875%, 12/01/19.....................................        547      555,750
    4.400%, 01/15/21.....................................      1,225    1,249,703
    7.750%, 03/01/31.....................................      2,500    3,332,342

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
UNITED STATES -- (Continued)
Progressive Corp. (The)
    3.750%, 08/23/21.....................................      4,352  $ 4,392,072
Prudential Financial, Inc.
    4.500%, 11/15/20.....................................        357      366,422
#   3.500%, 05/15/24.....................................      9,600    9,722,130
#   3.878%, 03/27/28.....................................      1,215    1,246,738
PSEG Power LLC
    5.125%, 04/15/20.....................................      2,243    2,298,542
    4.300%, 11/15/23.....................................      5,815    5,938,751
Puget Energy, Inc.
    6.000%, 09/01/21.....................................      7,900    8,362,107
QUALCOMM, Inc.
    3.450%, 05/20/25.....................................     15,743   15,502,236
Quest Diagnostics, Inc.
    3.500%, 03/30/25.....................................        384      377,866
Raytheon Co.
    3.125%, 10/15/20.....................................      4,003    4,033,348
    2.500%, 12/15/22.....................................        383      376,665
Reinsurance Group of America, Inc.
    5.000%, 06/01/21.....................................        960      995,206
    4.700%, 09/15/23.....................................      3,840    3,993,245
    3.950%, 09/15/26.....................................     16,189   15,957,008
Republic Services, Inc.
    3.550%, 06/01/22.....................................      4,488    4,556,147
Rockwell Automation, Inc.
    2.875%, 03/01/25.....................................      5,738    5,590,128
Roper Technologies, Inc.
    3.000%, 12/15/20.....................................      1,285    1,281,332
Ryder System, Inc.
    2.450%, 09/03/19.....................................        120      119,610
salesforce.com, Inc.
    3.700%, 04/11/28.....................................     12,800   13,090,970
Santander Holdings USA, Inc.
    4.500%, 07/17/25.....................................     17,590   17,913,223
    4.400%, 07/13/27.....................................      2,000    1,960,265
Sempra Energy
    2.850%, 11/15/20.....................................      3,650    3,606,094
    4.050%, 12/01/23.....................................      4,205    4,257,527
    3.550%, 06/15/24.....................................      6,528    6,374,193
Sherwin-Williams Co (The)
    3.450%, 06/01/27.....................................      1,035      988,539
Sherwin-Williams Co. (The)
    3.450%, 08/01/25.....................................      6,794    6,585,121
Solvay Finance America LLC
W   4.450%, 12/03/25.....................................        865      870,013
Southern Co. (The)
    3.250%, 07/01/26.....................................      8,992    8,597,911
Southern Power Co.
    4.150%, 12/01/25.....................................      5,433    5,405,752
Southwest Airlines Co.
    2.650%, 11/05/20.....................................      5,140    5,109,392
    3.000%, 11/15/26.....................................      9,166    8,626,758
Southwest Gas Corp.
    3.700%, 04/01/28.....................................      2,900    2,900,263
StanCorp Financial Group, Inc.
    5.000%, 08/15/22.....................................      3,200    3,335,624
Starbucks Corp.
    3.850%, 10/01/23.....................................      1,231    1,257,678
State Street Corp.
    1.950%, 05/19/21.....................................      1,321    1,290,767
    3.300%, 12/16/24.....................................     13,947   14,026,462
    3.550%, 08/18/25.....................................      8,254    8,432,445
Stryker Corp.
    2.625%, 03/15/21.....................................        896      887,414
    3.375%, 05/15/24.....................................        512      513,203
    3.375%, 11/01/25.....................................     11,427   11,333,471
#   3.650%, 03/07/28.....................................     25,656   25,395,221
SunTrust Banks, Inc.
    2.900%, 03/03/21.....................................      2,000    1,993,570
Sysco Corp.
    2.600%, 10/01/20.....................................      2,965    2,946,677
    3.750%, 10/01/25.....................................        685      686,169
    3.300%, 07/15/26.....................................     18,844   18,190,981
    3.250%, 07/15/27.....................................      4,934    4,710,893
Tapestry, Inc.
    4.250%, 04/01/25.....................................     16,805   16,310,374
Target Corp.
#   2.900%, 01/15/22.....................................      2,996    3,016,604
#   2.500%, 04/15/26.....................................      4,468    4,296,010
TCI Communications, Inc.
    7.875%, 02/15/26.....................................      1,520    1,907,228
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.....................................        210      214,828
    2.950%, 04/01/22.....................................      1,785    1,788,286
    3.625%, 04/01/25.....................................      7,358    7,429,322
Texas Instruments, Inc.
    2.250%, 05/01/23.....................................        657      640,329
    2.900%, 11/03/27.....................................      3,500    3,404,006
TJX Cos., Inc. (The)
    2.250%, 09/15/26.....................................      7,600    7,031,069
Total System Services, Inc.
    4.800%, 04/01/26.....................................      7,031    7,183,136
    4.450%, 06/01/28.....................................      7,882    7,848,666
Toyota Motor Credit Corp.
    3.300%, 01/12/22.....................................      2,605    2,633,415
    2.625%, 01/10/23.....................................      2,999    2,956,629
    3.200%, 01/11/27.....................................     26,976   26,760,170
#   3.050%, 01/11/28.....................................     11,550   11,203,379
Tyson Foods, Inc.
    4.500%, 06/15/22.....................................      5,527    5,694,939
U.S. Bank NA
    2.800%, 01/27/25.....................................      5,950    5,804,349
Union Pacific Corp.
#   2.250%, 02/15/19.....................................        332      331,913
    2.750%, 04/15/23.....................................        640      629,126
    3.250%, 01/15/25.....................................      9,515    9,417,251
    3.950%, 09/10/28.....................................     22,950   23,529,448
United Parcel Service, Inc.
    0.375%, 11/15/23..................................... EUR    850      969,322
    3.050%, 11/15/27.....................................      2,127    2,073,994
United Technologies Corp.
    3.100%, 06/01/22.....................................        158      157,454
    7.500%, 09/15/29.....................................        615      784,723

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^     VALUE+
                                                          ------- --------------
                                                           (000)
UNITED STATES -- (Continued)
UnitedHealth Group, Inc.
    2.750%, 02/15/23.....................................   8,672 $    8,558,382
    2.875%, 03/15/23.....................................   5,760      5,731,991
    3.750%, 07/15/25.....................................  12,530     12,976,192
    3.100%, 03/15/26.....................................   1,290      1,273,505
Unum Group
    4.000%, 03/15/24.....................................   5,051      5,022,412
    3.875%, 11/05/25.....................................   1,977      1,930,961
US Bancorp
    2.350%, 01/29/21.....................................     806        797,810
Valero Energy Corp.
    3.400%, 09/15/26.....................................   8,918      8,513,481
    7.500%, 04/15/32.....................................     580        723,635
Verizon Communications, Inc.
    3.500%, 11/01/24.....................................   1,186      1,197,614
    3.376%, 02/15/25.....................................  18,194     18,172,167
    2.625%, 08/15/26.....................................   2,026      1,892,973
#   4.125%, 03/16/27.....................................   3,000      3,077,580
    4.329%, 09/21/28.....................................   2,500      2,586,959
Viacom, Inc.
    4.500%, 03/01/21.....................................   1,856      1,888,138
    4.250%, 09/01/23.....................................     640        649,708
    3.875%, 04/01/24.....................................   4,899      4,827,359
Visa, Inc.
    3.150%, 12/14/25.....................................  14,555     14,641,950
Volkswagen Group of America Finance LLC
W   2.400%, 05/22/20.....................................     699        691,145
Walgreen Co.
    3.100%, 09/15/22.....................................   3,807      3,746,691
Walgreens Boots Alliance, Inc.
    3.300%, 11/18/21.....................................   7,828      7,840,329
    3.450%, 06/01/26.....................................   4,465      4,295,873
Walmart, Inc.
    3.300%, 04/22/24.....................................   6,704      6,836,801
Walt Disney Co. (The)
    3.150%, 09/17/25.....................................   9,588      9,599,803
Warner Media LLC
    4.750%, 03/29/21.....................................   1,089      1,123,789
    4.000%, 01/15/22.....................................   1,152      1,170,035
    3.550%, 06/01/24.....................................   4,480      4,463,989
    3.600%, 07/15/25.....................................  12,500     12,322,368
    3.800%, 02/15/27.....................................   8,782      8,590,138
Waste Management, Inc.
    4.600%, 03/01/21.....................................   1,831      1,878,252
    3.500%, 05/15/24.....................................   4,942      4,983,523
#   3.125%, 03/01/25.....................................   3,460      3,419,678
WEC Energy Group, Inc.
    2.450%, 06/15/20.....................................   1,658      1,645,476
    3.550%, 06/15/25.....................................   6,271      6,277,075
Wells Fargo & Co.
    2.600%, 07/22/20.....................................     297        295,860
    3.500%, 03/08/22.....................................   8,768      8,858,346
    3.000%, 02/19/25.....................................  16,264     15,834,979
    3.000%, 04/22/26.....................................  11,473     11,010,783
    3.000%, 10/23/26.....................................   1,490      1,424,587
Western Union Co. (The)
#   5.253%, 04/01/20.....................................   2,283      2,323,386
WestRock MWV LLC
    8.200%, 01/15/30.....................................  19,367     24,759,165
Whirlpool Corp.
    4.700%, 06/01/22.....................................   1,920      1,981,393
    3.700%, 05/01/25.....................................  15,463     15,085,630
Williams Cos., Inc. (The)
    4.000%, 09/15/25.....................................  12,364     12,354,834
    3.750%, 06/15/27.....................................   7,863      7,651,428
Wisconsin Electric Power Co.
    3.100%, 06/01/25.....................................   3,200      3,157,379
Wm Wrigley Jr Co.
W   2.900%, 10/21/19.....................................     174        174,108
Zimmer Biomet Holdings, Inc.
    3.550%, 04/01/25.....................................   5,634      5,453,611
Zoetis, Inc.
    3.000%, 09/12/27.....................................  26,275     24,554,532
                                                                  --------------
TOTAL UNITED STATES                                                3,905,554,376
                                                                  --------------
TOTAL BONDS                                                        5,050,654,740
                                                                  --------------
U.S. TREASURY OBLIGATIONS -- (19.7%)
U.S. Treasury Bonds
    7.250%, 08/15/22.....................................  28,625     33,237,194
    6.250%, 08/15/23.....................................  36,143     41,978,466
    7.500%, 11/15/24.....................................  24,371     30,914,614
    6.875%, 08/15/25.....................................  27,904     35,177,948
    6.000%, 02/15/26.....................................  44,152     53,973,484
    6.750%, 08/15/26.....................................  38,863     50,054,458
    6.625%, 02/15/27.....................................  44,651     57,759,996
    6.125%, 11/15/27.....................................  29,406     37,462,145
    5.250%, 11/15/28.....................................  10,442     12,773,625
    5.250%, 02/15/29.....................................  85,685    105,205,114
    6.125%, 08/15/29.....................................  25,585     33,700,846
    6.250%, 05/15/30.....................................  25,710     34,619,387
    5.375%, 02/15/31.....................................  95,000    121,143,554
U.S. Treasury Notes
    1.125%, 07/31/21.....................................  24,711     23,915,905
    1.250%, 10/31/21.....................................  39,423     38,175,148
    2.000%, 10/31/21.....................................  34,125     33,720,901
    1.625%, 08/15/22.....................................  58,961     57,343,790
    1.500%, 02/28/23.....................................  76,308     73,530,297
    1.500%, 03/31/23.....................................  86,984     83,745,596
    1.750%, 05/15/23.....................................  43,203     41,979,575
    1.250%, 07/31/23.....................................  39,538     37,533,300
    2.750%, 02/15/24.....................................  25,834     26,194,466
    2.500%, 05/15/24.....................................   3,868      3,874,848
    2.125%, 05/15/25.....................................  68,730     67,185,869
    2.875%, 05/31/25.....................................  25,000     25,530,274
    2.000%, 08/15/25..................................... 110,000    106,558,203
    2.250%, 11/15/25.....................................  98,895     97,187,517
    1.625%, 02/15/26.....................................  76,249     71,772,632
    1.625%, 05/15/26..................................... 103,533     97,236,279
    1.500%, 08/15/26..................................... 103,787     96,295,154
    2.250%, 11/15/27..................................... 109,018    105,935,126
    2.750%, 02/15/28.....................................   8,000      8,084,688
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS                                    1,743,800,399
                                                                  --------------

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT^       VALUE+
                                                            ---------- --------------
                                                              (000)
AGENCY OBLIGATIONS -- (18.9%)
Federal Farm Credit Bank
      4.670%, 05/07/20.....................................      1,658 $    1,702,390
      5.350%, 08/07/20.....................................      1,984      2,067,147
      3.650%, 12/21/20.....................................     13,026     13,271,566
      5.250%, 03/02/21.....................................      1,806      1,904,801
      5.220%, 02/22/22.....................................      1,480      1,594,320
      5.210%, 12/19/22.....................................      6,276      6,879,293
      4.800%, 02/13/23.....................................        576        624,784
      5.250%, 03/06/23.....................................      1,776      1,959,372
      5.220%, 05/15/23.....................................     14,240     15,748,116
      2.630%, 08/03/26.....................................      5,760      5,648,331
      5.770%, 01/05/27.....................................      1,920      2,299,083
Federal Home Loan Bank
      1.875%, 03/13/20.....................................      7,260      7,201,905
      4.125%, 03/13/20.....................................      6,560      6,675,089
      3.000%, 03/18/20.....................................      5,350      5,377,333
      3.375%, 06/12/20.....................................      8,435      8,533,757
      2.875%, 09/11/20.....................................      4,355      4,378,465
      4.625%, 09/11/20.....................................      7,590      7,834,853
      3.125%, 12/11/20.....................................      1,775      1,793,895
      5.250%, 12/11/20.....................................      2,235      2,346,596
      1.750%, 03/12/21.....................................     11,970     11,775,356
      5.000%, 03/12/21.....................................      1,535      1,614,821
      2.250%, 06/11/21.....................................     20,725     20,566,018
      3.625%, 06/11/21.....................................      2,970      3,044,701
      5.625%, 06/11/21.....................................     10,945     11,717,334
      2.375%, 09/10/21.....................................     11,650     11,605,602
      3.000%, 09/10/21.....................................      9,245      9,358,020
#     2.625%, 12/10/21.....................................     31,855     31,946,360
      5.000%, 12/10/21.....................................     13,470     14,405,842
      2.250%, 03/11/22.....................................      2,960      2,934,502
      2.500%, 03/11/22.....................................      3,255      3,246,879
      5.250%, 06/10/22.....................................      2,440      2,653,173
      5.750%, 06/10/22.....................................      5,775      6,370,709
      2.000%, 09/09/22.....................................      4,805      4,706,541
      5.375%, 09/30/22.....................................     18,760     20,603,601
      5.250%, 12/09/22.....................................      4,440      4,867,874
      4.750%, 03/10/23.....................................     14,565     15,789,465
      3.250%, 06/09/23.....................................     10,360     10,643,450
      2.500%, 12/08/23.....................................      9,885      9,837,671
      3.250%, 03/08/24.....................................     29,405     30,266,831
      2.875%, 06/14/24.....................................      4,845      4,904,535
      5.375%, 08/15/24.....................................      5,490      6,267,351
      5.365%, 09/09/24.....................................        600        681,497
      2.875%, 09/13/24.....................................     67,240     67,819,138
      2.750%, 12/13/24.....................................     75,120     75,485,233
      4.375%, 03/13/26.....................................      5,950      6,489,213
      5.750%, 06/12/26.....................................     11,775     14,036,200
      3.250%, 06/09/28.....................................     20,000     20,329,320
      3.250%, 11/16/28.....................................     51,000     52,281,120
Federal Home Loan Mortgage Corp.
#     6.750%, 09/15/29.....................................     18,505     24,611,520
      6.750%, 03/15/31.....................................     22,231     30,275,287
#     6.250%, 07/15/32.....................................     30,757     41,198,448
Federal National Mortgage Association
#     1.250%, 05/06/21.....................................      4,942      4,810,642
      2.000%, 01/05/22.....................................     22,734     22,412,246
#     2.375%, 01/19/23.....................................     38,550     38,365,384
#     2.625%, 09/06/24.....................................    151,431    151,485,818
      2.125%, 04/24/26.....................................    101,970     97,783,724
#     1.875%, 09/24/26.....................................    165,229    154,856,915
      6.250%, 05/15/29.....................................     57,206     73,073,457
      7.125%, 01/15/30.....................................     17,749     24,336,293
      7.250%, 05/15/30.....................................     21,301     29,621,682
      6.625%, 11/15/30.....................................    110,212    148,293,773
Tennessee Valley Authority
      3.875%, 02/15/21.....................................     31,374     32,185,614
#     1.875%, 08/15/22.....................................     37,801     36,842,404
#     2.875%, 09/15/24.....................................     65,279     65,886,813
      6.750%, 11/01/25.....................................     25,327     31,274,717
      2.875%, 02/01/27.....................................     31,804     31,572,976
      7.125%, 05/01/30.....................................     42,633     58,787,837
                                                                       --------------
TOTAL AGENCY OBLIGATIONS                                                1,671,765,003
                                                                       --------------
TOTAL INVESTMENT SECURITIES                                             8,466,220,142
                                                                       --------------

                                                             SHARES
                                                            ----------
SECURITIES LENDING COLLATERAL -- (4.2%)
@(S)  DFA Short Term Investment Fund....................... 31,814,848    368,129,604
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $8,942,621,574)^^......            $8,834,349,746
                                                                       ==============

As of January 31, 2019, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                                        UNREALIZED
                                                                                                         FOREIGN
                                                                                                         EXCHANGE
                                                                                                       APPRECIATION
            CURRENCY PURCHASED             CURRENCY SOLD         COUNTERPARTY         SETTLEMENT DATE (DEPRECIATION)
-----------------------------------------  -------------- --------------------------- --------------- --------------
USD                            114,953,373 EUR 99,618,759 State Street Bank and Trust    04/05/19        $333,376

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                                                                            UNREALIZED
                                                                                                             FOREIGN
                                                                                                             EXCHANGE
                                                                                                           APPRECIATION
           CURRENCY PURCHASED                CURRENCY SOLD          COUNTERPARTY          SETTLEMENT DATE (DEPRECIATION)
----------------------------------------    ---------------- ---------------------------- --------------- --------------
USD                                                          Citibank,
                               91,213,711   SEK  808,017,119 N.A.                            04/09/19       $1,452,059
                                                                                                            ----------
Total Appreciation                                                                                          $1,785,435
EUR                             5,191,880   USD    5,982,617 State Street Bank and Trust     04/05/19       $   (8,910)
USD                            22,856,189   CAD   30,304,237 State Street Bank and Trust     02/15/19         (214,648)
USD                             3,901,869   EUR    3,406,746 Citibank, N.A.                  04/05/19          (17,888)
USD                             6,608,243   EUR    5,780,285 Citibank, N.A.                  04/05/19          (42,475)
USD                                                          Citibank,
                                7,453,345   EUR    6,492,712 N.A.                            04/05/19          (17,082)
                                                                                                            ----------
Total (Depreciation)                                                                                        $ (301,003)
                                                                                                            ----------
Total Appreciation (Depreciation)                                                                           $1,484,432
                                                                                                            ==========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ---------------------------------------------
                                                           LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                                           ------- -------------- ------- --------------
Bonds
   Australia..............................................   --    $  140,650,539   --    $  140,650,539
   Canada.................................................   --       101,460,360   --       101,460,360
   Denmark................................................   --        34,386,733   --        34,386,733
   Finland................................................   --         1,141,360   --         1,141,360
   France.................................................   --        79,487,468   --        79,487,468
   Germany................................................   --        72,053,743   --        72,053,743
   Ireland................................................   --        20,413,298   --        20,413,298
   Italy..................................................   --         2,468,619   --         2,468,619
   Japan..................................................   --        64,405,646   --        64,405,646
   Liberia................................................   --        19,459,403   --        19,459,403
   Luxembourg.............................................   --        38,069,840   --        38,069,840
   Netherlands............................................   --       162,310,457   --       162,310,457
   New Zealand............................................   --         5,818,532   --         5,818,532
   Norway.................................................   --        10,404,386   --        10,404,386
   Spain..................................................   --        16,554,653   --        16,554,653
   Supranational Organization Obligations.................   --         2,438,688   --         2,438,688
   Sweden.................................................   --       102,117,928   --       102,117,928
   Switzerland............................................   --        66,533,607   --        66,533,607
   United Kingdom.........................................   --       204,925,104   --       204,925,104
   United States..........................................   --     3,905,554,376   --     3,905,554,376
Agency Obligations........................................   --     1,671,765,003   --     1,671,765,003
U.S. Treasury Obligations.................................   --     1,743,800,399   --     1,743,800,399
Securities Lending Collateral.............................   --       368,129,604   --       368,129,604
Forward Currency Contracts**..............................   --         1,484,432   --         1,484,432
                                                             --    --------------   --    --------------
TOTAL.....................................................   --    $8,835,834,178   --    $8,835,834,178
                                                             ==    ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                              FACE
                                                           AMOUNT(+/-)     VALUE+
                                                           ----------- --------------
                                                              (000)
                                                           -----------
U.S. TREASURY OBLIGATIONS --  (99.7%)
Treasury Inflation Protected Security
   0.125%, 01/15/23.......................................          0  $          123
   0.250%, 01/15/25.......................................    357,000     370,077,849
   2.375%, 01/15/25.......................................    188,000     275,919,379
   0.375%, 07/15/25.......................................    296,700     309,676,542
   0.625%, 01/15/26.......................................    435,000     457,885,927
   2.000%, 01/15/26.......................................    210,800     290,616,695
   0.125%, 07/15/26.......................................    394,700     397,726,687
   0.375%, 01/15/27.......................................    490,000     496,057,347
   2.375%, 01/15/27.......................................    167,500     235,384,525
   0.375%, 07/15/27.......................................    515,500     515,830,140
   0.500%, 01/15/28.......................................     13,100      13,056,622
   1.750%, 01/15/28.......................................    206,700     269,277,599
   3.625%, 04/15/28.......................................    137,500     267,673,367
   2.500%, 01/15/29.......................................    165,500     225,776,759
   3.875%, 04/15/29.......................................    138,745     275,976,345
   3.375%, 04/15/32.......................................     54,000     100,858,564
                                                                       --------------
TOTAL U.S. TREASURY OBLIGATIONS.                                        4,501,794,470
                                                                       --------------
                                                             SHARES
-                                                          -----------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   State Street Institutional U.S. Government Money
     Market Fund 2.320%................................... 15,057,607      15,057,607
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,525,605,541)^^................................             $4,516,852,077
                                                                       ==============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
U.S. Treasury Obligations.....          -- $4,501,794,470   --    $4,501,794,470
Temporary Cash Investments.... $15,057,607             --   --        15,057,607
                               ----------- --------------   --    --------------
TOTAL......................... $15,057,607 $4,501,794,470   --    $4,516,852,077
                               =========== ==============   ==    ==============

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                    FACE
                                                                   AMOUNT   VALUE+
                                                                   ------ -----------
                                                                   (000)
                                                                   ------
MUNICIPAL BONDS -- (99.1%)
ALABAMA -- (0.9%)
Alabama State (GO) Series A
             5.000%, 08/01/19.....................................  1,925 $ 1,956,435
             5.000%, 08/01/19.....................................  8,500   8,638,805
             5.000%, 08/01/20.....................................  5,495   5,763,486
             5.000%, 08/01/21.....................................  1,450   1,567,363
             5.000%, 08/01/21.....................................  6,030   6,518,249
                                                                          -----------
TOTAL ALABAMA.....................................................         24,444,338
                                                                          -----------
ALASKA -- (0.3%)
Alaska State (GO) Series B
             5.000%, 08/01/20.....................................  3,920   4,109,728
City of Koyukuk (RB)
(currency)   7.750%, 10/01/41
   (Pre-refunded @ $100, 10/1/19)..............................     4,650   4,831,024
                                                                          -----------
TOTAL ALASKA......................................................          8,940,752
                                                                          -----------
ARIZONA -- (1.5%)
Arizona State Transportation Board (RB)
             5.000%, 07/01/19..................................... 14,730  14,930,328
             5.000%, 07/01/20.....................................  5,000   5,230,700
City of Phoenix (GO)
             5.000%, 07/01/19.....................................  3,000   3,041,040
             4.000%, 07/01/20.....................................  1,085   1,120,338
             4.000%, 07/01/21.....................................  5,970   6,294,052
Madison Elementary School District No. 38 (GO) Series A
             2.000%, 07/01/20.....................................  1,400   1,405,418
Maricopa County Community College District (GO)
             3.000%, 07/01/20.....................................  6,505   6,627,619
Maricopa County School District No. 3 Tempe Elementary (GO)
             3.000%, 07/01/21.....................................  1,410   1,452,385
                                                                          -----------
TOTAL ARIZONA.....................................................         40,101,880
                                                                          -----------
ARKANSAS -- (1.1%)
Arkansas State (GO)
             5.000%, 04/01/19.....................................  7,240   7,278,444
             5.000%, 04/01/21.....................................  4,300   4,599,366
             5.000%, 04/01/21.....................................  6,495   6,947,182
             5.000%, 06/15/21.....................................  8,730   9,392,433
                                                                          -----------
TOTAL ARKANSAS....................................................         28,217,425
                                                                          -----------
CALIFORNIA -- (2.1%)
Bay Area Toll Authority (RB) Series F-1
(currency)   5.125%, 04/01/39 (Pre-refunded @ $100, 4/1/19).......  9,200   9,253,912
California State (GO)
             5.000%, 04/01/19.....................................  1,000   1,005,650
             2.000%, 11/01/19.....................................    695     697,495
             5.000%, 10/01/21.....................................  2,215   2,405,955
City of Los Angeles CA (RN)
             4.000%, 06/27/19..................................... 27,000  27,269,190
County of Riverside CA (RN)
             4.000%, 06/28/19..................................... 10,000  10,100,800
Los Angeles Unified School District (GO) Series A
             5.000%, 07/01/19.....................................  1,000   1,014,420
Oakland Unified School District (GO) Series A
(currency)   6.125%, 08/01/29.....................................
   (Pre-refunded @ $100, 8/1/19)                                    3,595   3,677,038
                                                                          -----------
TOTAL CALIFORNIA..................................................         55,424,460
                                                                          -----------
COLORADO -- (2.1%)
Board of Water Commissioners City & County of Denver (The) (RB)
  Series B 5.000%, 09/15/19                                         2,060   2,102,189
City & County of Denver (GO) Series A
             5.000%, 08/01/19..................................... 15,000  15,246,450
             5.000%, 08/01/20.....................................  4,920   5,161,867
City & County of Denver (GO) Series B
             5.000%, 08/01/19.....................................  4,000   4,065,720
Colorado State (RN)
             5.000%, 06/26/19..................................... 20,000  20,273,000
Colorado State Education Loan Program (RN) Series B
             3.000%, 06/27/19.....................................  6,150   6,184,809
Weld County School District No. RE-4 (GO) (ST INTERCEPT)
             4.000%, 12/01/22.....................................  1,000   1,080,180
                                                                          -----------
TOTAL COLORADO....................................................         54,114,215
                                                                          -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                    FACE
                                                                   AMOUNT    VALUE+
                                                                   ------ ------------
                                                                   (000)
                                                                   ------
CONNECTICUT -- (0.7%)
City of Middletown (GO)
             5.000%, 04/01/21.....................................  1,905 $  2,042,674
City of New London (BAN)
             3.000%, 03/21/19.....................................  5,300    5,310,441
Connecticut State (GO) Series A
             5.000%, 10/15/19.....................................  5,350    5,468,342
Town of Greenwich (BAN)
             3.000%, 01/16/20.....................................  5,000    5,062,950
                                                                          ------------
TOTAL CONNECTICUT.................................................          17,884,407
                                                                          ------------
DELAWARE -- (0.6%)
Delaware State (GO)
             5.000%, 07/01/19.....................................  5,000    5,068,400
Delaware State (GO) Series A
             5.000%, 07/01/19.....................................  1,900    1,925,992
             5.000%, 08/01/19.....................................  5,745    5,839,390
Delaware State (GO) Series B
             5.000%, 02/01/20.....................................  2,755    2,845,392
                                                                          ------------
TOTAL DELAWARE....................................................          15,679,174
                                                                          ------------
DISTRICT OF COLUMBIA -- (0.1%)
District of Columbia (GO) Series A
             5.000%, 06/01/20.....................................  2,320    2,420,456
                                                                          ------------
FLORIDA -- (1.8%)
Florida State (GO) Series A
             5.000%, 06/01/20.....................................  2,850    2,976,483
Florida State (GO) Series B
             5.000%, 06/01/20.....................................  1,000    1,044,380
Florida State Board of Education (GO)
             5.000%, 07/01/19.....................................  2,045    2,073,487
Florida State Board of Education (GO) Series A
             5.000%, 06/01/19..................................... 10,100   10,212,615
             5.000%, 06/01/19..................................... 19,310   19,525,307
             5.000%, 01/01/21.....................................  2,340    2,486,624
Florida State Board of Education (GO) Series B
             5.000%, 06/01/19.....................................  3,500    3,539,025
Orange County Water Utility System Revenue (RB)
             5.000%, 10/01/21.....................................  2,500    2,715,525
Tampa Bay Water (RB)
(currency)   5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/20)......  2,160    2,273,465
                                                                          ------------
TOTAL FLORIDA.....................................................          46,846,911
                                                                          ------------
GEORGIA -- (3.8%)
Cobb County (GO)
             5.000%, 01/01/21.....................................  3,710    3,942,469
             5.000%, 01/01/22.....................................    500      547,215
Forsyth County School District (GO)
             5.000%, 02/01/20.....................................  3,525    3,641,748
Gainesville & Hall County Hospital Authority (RB)
(currency)   5.500%, 02/15/45 (Pre-refunded @ $100, 2/15/20)......  6,575    6,822,220
Georgia State (GO) Series A
             5.000%, 07/01/19.....................................  7,350    7,451,797
Georgia State (GO) Series A-1
             5.000%, 02/01/19.....................................  8,000    8,000,000
             5.000%, 02/01/19.....................................  1,395    1,395,000
             5.000%, 02/01/19.....................................  2,580    2,580,000
             5.000%, 02/01/20.....................................  5,780    5,972,589
Georgia State (GO) Series C
             5.000%, 07/01/19.....................................  2,000    2,027,700
Georgia State (GO) Series D
             5.000%, 02/01/19.....................................  7,970    7,970,000
Georgia State (GO) Series E
             5.000%, 12/01/19.....................................  6,200    6,371,926
Georgia State (GO) Series E-1
             4.500%, 07/01/19.....................................  6,890    6,971,440
Georgia State (GO) Series F
             5.000%, 07/01/20.....................................  5,000    5,235,000
Georgia State (GO) Series I
             5.000%, 07/01/19..................................... 20,475   20,758,579
             5.000%, 07/01/20.....................................  1,890    1,978,830
Gwinnett County School District (GO)
             4.000%, 02/01/20.....................................  8,750    8,954,050
                                                                          ------------
TOTAL GEORGIA.....................................................         100,620,563
                                                                          ------------
HAWAII -- (2.7%)
City & County of Honolulu (GO) Series B
             5.000%, 11/01/19.....................................  8,000    8,197,760
Hawaii County (GO) Series C
             5.000%, 09/01/19.....................................  3,625    3,694,781
Hawaii State (GO) Series DR
             5.000%, 06/01/19.....................................  9,725    9,832,072
Hawaii State (GO) Series EF
             5.000%, 11/01/19..................................... 23,455   24,038,326
             5.000%, 11/01/21.....................................  5,500    5,987,135
Hawaii State (GO) Series EH
             5.000%, 08/01/19.....................................  4,410    4,483,118
Hawaii State (GO) Series EL
             5.000%, 08/01/19.....................................  1,160    1,179,233
Hawaii State (GO) Series EO
             5.000%, 08/01/22.....................................  6,000    6,661,980

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                    FACE
                                                                   AMOUNT    VALUE+
                                                                   ------ ------------
                                                                   (000)
                                                                   ------
HAWAII -- (Continued)
University of Hawaii (RB) Series A
(currency)   6.000%, 10/01/38 (Pre-refunded @ $100, 10/1/19)......  7,000 $  7,199,780
                                                                          ------------
TOTAL HAWAII......................................................          71,274,185
                                                                          ------------
IDAHO -- (0.4%)
Idaho State (TAN)
             4.000%, 06/28/19..................................... 11,000   11,106,370
                                                                          ------------
IOWA -- (0.2%)
Iowa Finance Authority (RB)
(currency)   5.000%, 08/01/20 (Pre-refunded @ $100, 8/1/19).......  2,535    2,577,030
(currency)   5.000%, 08/01/21 (Pre-refunded @ $100, 8/1/19).......  1,560    1,585,865
                                                                          ------------
TOTAL IOWA........................................................           4,162,895
                                                                          ------------
KANSAS -- (0.7%)
City of Topeka Series A
             5.000%, 10/01/19..................................... 10,000   10,217,600
City of Wichita (GO) Series A
             5.000%, 12/01/19.....................................  3,960    4,067,831
Kansas State Department of Transportation (RB) Series C
             5.000%, 09/01/19.....................................  4,975    5,070,520
                                                                          ------------
TOTAL KANSAS......................................................          19,355,951
                                                                          ------------
KENTUCKY -- (0.3%)
Kentucky State Economic Development Finance Authority (RB) Series
  A
(currency)   5.000%, 05/01/24 (Pre-refunded @ $100, 5/1/19).......  1,000    1,007,990
Louisville & Jefferson County (RB)
             5.000%, 12/01/35.....................................  1,675    1,850,054
Louisville & Jefferson County Metropolitan Government (GO) Series
  A
             5.000%, 12/01/19.....................................  4,095    4,203,436
                                                                          ------------
TOTAL KENTUCKY....................................................           7,061,480
                                                                          ------------
LOUISIANA -- (0.2%)
Louisiana State (GO) Series C
             5.000%, 08/01/21.....................................  5,000    5,390,700
                                                                          ------------
MARYLAND -- (7.7%)
Anne Arundel County (GO)
             5.000%, 10/01/19.....................................  3,000    3,065,880
Anne County Arundel (GO)
             3.000%, 10/01/19.....................................  3,900    3,934,788
             5.000%, 10/01/20.....................................  1,790    1,887,967
             5.000%, 04/01/21..................................... 12,740   13,635,367
Baltimore County (BAN)
             4.000%, 03/18/19..................................... 10,000   10,032,000
             4.000%, 03/18/19..................................... 11,500   11,536,800
Baltimore County (GO)
             5.000%, 08/01/19.....................................  3,000    3,049,740
             5.000%, 03/01/20.....................................  1,850    1,916,341
             5.000%, 03/01/20.....................................  3,510    3,635,869
Charles County (GO) (ETM)
             5.000%, 03/01/19.....................................     10       10,025
Charles County (GO)
             5.000%, 03/01/19.....................................  2,440    2,446,271
Harford County (GO) Series B
             5.000%, 02/01/20.....................................  2,650    2,737,768
Maryland State (GO)
             5.000%, 06/01/19.....................................  3,000    3,033,030
Maryland State (GO) Series A
             5.000%, 08/01/19..................................... 20,000   20,331,600
             5.000%, 03/01/20.....................................  1,980    2,050,369
Maryland State (GO) Series B
             5.000%, 03/01/19.....................................  6,300    6,316,002
             5.000%, 08/01/19..................................... 11,500   11,690,670
             5.000%, 03/15/20.....................................  3,590    3,722,148
             5.000%, 08/01/20.....................................  8,425    8,837,909
             5.000%, 08/01/20.....................................  5,000    5,245,050
Maryland State (GO) Series C
             5.000%, 08/01/19.....................................  2,000    2,033,160
             5.000%, 11/01/19.....................................  4,000    4,099,480
             5.000%, 08/01/20.....................................  8,810    9,241,778
Maryland State Department of Transportation (RB)
             5.500%, 06/01/19.....................................  6,275    6,353,814
             5.000%, 12/15/19..................................... 15,745   16,197,984
Montgomery County (GO) Series A
             5.000%, 11/01/19.....................................  1,400    1,434,818
Montgomery County (GO) Series B
             5.000%, 06/01/19.....................................  7,725    7,810,052
             5.000%, 12/01/19.....................................  7,475    7,681,684
             5.000%, 12/01/21.....................................  4,000    4,364,800
Prince George's County (GO) Series B
             4.000%, 03/01/19.....................................  9,575    9,592,522
             4.000%, 03/01/20.....................................  9,780   10,024,891
Talbot County (GO)
             2.000%, 12/15/21.....................................  1,330    1,338,126
Washington Suburban Sanitary Commission (GO)
             5.000%, 06/01/20.....................................  3,720    3,883,085
                                                                          ------------
TOTAL MARYLAND....................................................         203,171,788
                                                                          ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                    FACE
                                                                   AMOUNT    VALUE+
                                                                   ------ ------------
                                                                   (000)
                                                                   ------
MASSACHUSETTS -- (7.8%)
City of Fall River (BAN)
             2.500%, 02/08/19.....................................  9,831 $  9,832,573
City of New Bedford (BAN)
             2.750%, 05/03/19.....................................  1,000    1,002,360
City of Quincy (BAN)
             3.000%, 07/12/19..................................... 10,000   10,062,500
             3.250%, 01/17/20..................................... 15,000   15,226,350
City of Quincy (BAN) Series A
             3.000%, 06/14/19.....................................  5,000    5,026,900
City of Somerville (BAN)
             3.000%, 06/07/19..................................... 40,000   40,184,000
City of Springfield (GO) (ST AID WITHHLDG)
             5.000%, 09/01/21.....................................  4,240    4,587,638
Commonwealth of Massachusetts (GO) Series A
             5.000%, 04/01/20..................................... 10,000   10,386,100
             5.000%, 05/01/21..................................... 10,000   10,729,400
Commonwealth of Massachusetts (GO) Series B
             5.000%, 07/01/19.....................................  5,000    5,069,250
Commonwealth of Massachusetts (GO) Series C
             4.000%, 09/01/19.....................................  4,475    4,536,442
             5.000%, 04/01/20.....................................  2,700    2,804,247
             5.000%, 08/01/20..................................... 18,500   19,417,785
             5.000%, 10/01/21.....................................  8,000    8,685,360
Commonwealth of Massachusetts (GO) (AGM) Series B
             5.250%, 09/01/21.....................................  2,405    2,619,815
Commonwealth of Massachusetts (GO) (AMBAC) Series D
             5.500%, 10/01/19.....................................  6,970    7,147,177
Massachusetts Bay Transportation Authority (RB) Series A
             5.250%, 07/01/19.....................................  3,115    3,161,164
Massachusetts Clean Water Trust (The) (RB)
             5.000%, 08/01/20.....................................  5,830    6,115,728
Massachusetts Development Finance Agency (RB) Series A
(currency)   5.750%, 07/01/39 (Pre-refunded @ $100, 7/1/19).......  9,990   10,158,232
Massachusetts Health & Educational Facilities Authority (RB)
(currency)   5.000%, 07/01/39 (Pre-refunded @ $100, 7/1/19).......  4,160    4,216,576
Town of Lexington (BAN)
             3.000%, 02/15/19..................................... 10,555   10,560,911
Town of Marshfield (BAN)
             3.000%, 07/26/19.....................................  5,000    5,031,550
Town of Plymouth (BAN) Series B
             3.000%, 06/14/19.....................................  7,209    7,242,954
                                                                          ------------
TOTAL MASSACHUSETTS...............................................         203,805,012
                                                                          ------------
MICHIGAN -- (0.5%)
Michigan State (GO)
             5.000%, 11/01/19..................................... 13,000   13,323,310
                                                                          ------------
MINNESOTA -- (3.7%)
Bloomington Independent School District No. 271 (GO) (SD CRED
  PROG) Series A
             5.000%, 02/01/21.....................................  1,290    1,375,114
Chaska Independent School District No. 112 (GO) (SD CRED PROG)
  Series A
             5.000%, 02/01/21.....................................    590      628,810
City of Minneapolis (GO)
             2.000%, 12/01/19.....................................  3,690    3,700,812
City of Saint Cloud (RB) Series A
(currency)   5.125%, 05/01/30 (Pre-refunded @ $100, 5/1/20).......    950      988,950
Elk River Independent School District No. 728 (GO) (SD CRED PROG)
  Series A
             5.000%, 02/01/21.....................................  1,000    1,065,780
Elk River Independent School District No. 728 (GO) (SD CRED PROG)
  Series C
             5.000%, 02/01/20.....................................  5,000    5,166,600
             5.000%, 02/01/21.....................................  2,000    2,131,560
Hennepin County (GO) Series B
             5.000%, 12/01/21.....................................    650      709,280
Hennepin County Sales Tax Revenue (RB)
             5.000%, 12/15/19.....................................    345      354,926

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
                                                                  ------
MINNESOTA -- (Continued)
Housing & Redevelopment Authority of The City of Saint Paul
  Minnesota (RB) Series A1
(currency)  5.250%, 11/15/29 (Pre-refunded @ $100, 11/15/19).....    660 $   677,919
Lakeville Independent School District No. 194 (GO) (SD CRED
  PROG) Series D
            5.000%, 02/01/19.....................................  4,425   4,425,000
Minnesota State (GO) Series A
            5.000%, 08/01/19.....................................  4,925   5,007,642
            5.000%, 08/01/19.....................................    205     208,440
            5.000%, 08/01/19.....................................  6,775   6,888,685
Minnesota State (GO) Series B
            5.000%, 08/01/19.....................................  4,425   4,499,252
            5.000%, 10/01/19.....................................  2,120   2,167,403
            4.000%, 08/01/20.....................................  8,800   9,102,104
Minnesota State (GO) Series D
            5.000%, 08/01/19..................................... 19,750  20,081,405
            5.000%, 08/01/20.....................................    740     776,267
            5.000%, 08/01/20.....................................  6,330   6,640,233
            5.000%, 08/01/21.....................................  7,230   7,815,196
Minnesota State (GO) Series E
            2.000%, 08/01/19.....................................    725     726,559
Minnesota State (GO) Series F
            5.000%, 10/01/19..................................... 10,075  10,300,277
Minnesota State (GO) (ETM) Series D
            5.000%, 08/01/20.....................................     10      10,473
Watertown-Mayer Independent School District No. 111 (GO) (SD
  CRED PROG) Series B
            4.000%, 02/01/20.....................................  1,610   1,648,028
                                                                         -----------
TOTAL MINNESOTA..................................................         97,096,715
                                                                         -----------
MISSOURI -- (0.9%)
Clayton School District (GO)
            5.000%, 03/01/20.....................................  3,115   3,225,707
Jackson County Reorganized School District No. 7 (GO)
            3.000%, 03/01/21.....................................  2,375   2,435,230
Missouri State (GO) Series A
            5.000%, 12/01/20.....................................  4,515   4,785,719
Saint Louis County Reorganized School District No. R-6 (GO)
            4.000%, 02/01/20..................................... 12,775  13,069,081
                                                                         -----------
TOTAL MISSOURI...................................................         23,515,737
                                                                         -----------
NEBRASKA -- (0.4%)
Lancaster County School District 001 (GO)
            5.000%, 01/15/21.....................................  1,620   1,722,595
Metropolitan Utilities District of Omaha (RB)
            5.000%, 12/01/20.....................................  4,340   4,597,796
Omaha Public Power District (RB) Series B
            5.000%, 02/01/20.....................................  4,620   4,770,196
                                                                         -----------
TOTAL NEBRASKA...................................................         11,090,587
                                                                         -----------
NEVADA -- (0.4%)
City of Henderson NV (GO)
            5.000%, 06/01/19.....................................  5,295   5,351,921
Clark County School District (GO) Series A
            5.000%, 06/15/19.....................................  1,000   1,012,000
Clark County Water Reclamation District (GO) Series A
(currency). 5.250%, 07/01/34 (Pre-refunded @ $100, 7/1/19).......  2,905   2,948,052
Washoe County School District (GO) Series A
            3.000%, 06/01/19.....................................  1,125   1,129,804
                                                                         -----------
TOTAL NEVADA.....................................................         10,441,777
                                                                         -----------
NEW HAMPSHIRE -- (0.1%)
City of Nashua (GO)
            4.000%, 07/15/21.....................................  1,720   1,815,271
                                                                         -----------
NEW JERSEY -- (4.2%)
City of Jersey City (BAN) Series C
            3.000%, 06/20/19..................................... 15,000  15,079,050
Essex County (BAN)
            5.000%, 09/10/19..................................... 10,000  10,203,600
Essex County (BAN) Series B
            3.000%, 09/10/19..................................... 10,000  10,082,500
Hudson County (BAN)
            4.000%, 12/10/19..................................... 30,000  30,600,600
Middlesex County (BAN)
            3.000%, 06/11/19..................................... 10,000  10,051,100
Monmouth County (GO)
            5.000%, 07/15/20.....................................  4,540   4,758,601
            5.000%, 07/15/21.....................................  3,770   4,069,790

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                   FACE
                                                                  AMOUNT    VALUE+
                                                                  ------ ------------
                                                                  (000)
                                                                  ------
NEW JERSEY -- (Continued)
New Jersey Educational Facilities Authority (RB) Series E
(currency)  6.250%, 07/01/37 (Pre-refunded @ $100, 7/1/19).......  3,000 $  3,056,610
Sussex County (BAN)
            3.000%, 06/24/19..................................... 10,000   10,051,500
Town of Dover (BAN)
            3.000%, 05/31/19.....................................  3,000    3,012,840
Union County (BAN)
            3.000%, 06/21/19..................................... 10,000   10,056,600
                                                                         ------------
TOTAL NEW JERSEY.................................................         111,022,791
                                                                         ------------
NEW MEXICO -- (0.8%)
Bernalillo County (GO)
            5.000%, 08/15/19.....................................  4,505    4,585,595
New Mexico State (GO)
            5.000%, 03/01/19.....................................  1,500    1,503,840
New Mexico State (GO) Series B
            5.000%, 03/01/20.....................................  3,775    3,908,748
New Mexico State (GO) (ETM)
            5.000%, 03/01/21.....................................  4,000    4,266,280
New Mexico State Severance Tax Permanent Fund (RB) Series A
            5.000%, 07/01/19.....................................  6,500    6,589,440
                                                                         ------------
TOTAL NEW MEXICO.................................................          20,853,903
                                                                         ------------
NEW YORK -- (5.9%)
Amityville Union Free School District (BAN) (ST AID WITHHLDG)
            2.750%, 06/21/19.....................................  3,250    3,263,130
Brewster Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/01/19.....................................  1,160    1,163,318
Broome County (BAN) Series A
            3.000%, 05/03/19.....................................  5,690    5,707,753
City of New York (GO) (ETM)
            5.000%, 03/01/19.....................................  7,935    7,955,631
City of New York (GO)
            5.000%, 03/01/19.....................................  2,170    2,175,620
            4.000%, 08/01/20.....................................  1,400    1,448,916
City of New York (GO) Series 1
            5.000%, 08/01/19.....................................  2,000    2,033,460
City of New York (GO) Series B
            5.000%, 08/01/20.....................................    865      907,913
City of New York (GO) Series C
            5.000%, 08/01/19.....................................  1,000    1,016,730
City of New York (GO) Series E
            5.000%, 08/01/19..................................... 10,000   10,167,300
            5.000%, 08/01/20.....................................  3,565    3,741,860
            5.000%, 08/01/21.....................................  1,500    1,620,645
City of New York (GO) Series F
            5.000%, 08/01/21.....................................  1,000    1,080,430
City of New York (GO) Series G
            5.000%, 08/01/19..................................... 15,710   15,972,828
            5.000%, 08/01/21.....................................  5,915    6,390,744
City of New York (GO) Series J
            5.000%, 08/01/19.....................................  7,985    8,118,589
            5.000%, 08/01/19.....................................  4,000    4,066,920
            City of New York (GO) Series J7
            5.000%, 08/01/20.....................................  5,000    5,248,050
City of Rochester (BAN) Series III
            2.000%, 08/08/19.....................................  5,600    5,610,080
Columbia County (GO) (AGM) Series A
            2.000%, 02/01/19.....................................    500      500,000
East Hampton Union Free School District (GO) (ST AID WITHHLDG)
            5.000%, 06/01/19.....................................    235      237,627
Hilton Central School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/21.....................................    685      687,678
Lancaster Central School District (BAN) (ST AID WITHHLDG)
            3.000%, 06/13/19..................................... 13,900   13,965,052
Metropolitan Transportation Authority (RB) (ETM) Series A
            5.000%, 11/15/21.....................................     85       92,851
Metropolitan Transportation Authority (RB) Series A
            5.000%, 11/15/21.....................................    515      557,003
New York State Dormitory Authority (RB) Series A
            5.000%, 02/15/20.....................................  2,900    2,999,760
            5.000%, 03/15/21.....................................  1,795    1,919,394
            5.000%, 12/15/21.....................................  3,545    3,870,573
(currency)  5.500%, 07/01/25 (Pre-refunded @ $100, 7/1/20).......    500      526,755

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT    VALUE+
                                                                  ------ ------------
                                                                  (000)
                                                                  ------
NEW YORK -- (Continued)
(currency)  5.000%, 07/01/39 (Pre-refunded @ $100, 7/1/19).......  6,125 $  6,209,831
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/20..................................... 15,000   15,516,000
            5.000%, 02/15/22.....................................  4,000    4,388,280
New York State Dormitory Authority (RB) Series C
            5.000%, 03/15/19.....................................    700      702,779
New York State Dormitory Authority (RB) Series E
            5.000%, 02/15/19.....................................    875      875,936
            5.000%, 03/15/20.....................................    500      518,460
            5.000%, 03/15/21.....................................  2,000    2,137,300
New York State Urban Development Corp. (RB) (NATL)
            5.500%, 03/15/20.....................................  4,250    4,430,243
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/20.....................................    550      570,306
Town of Brookhaven (GO) Series A
            3.000%, 02/01/19.....................................  5,080    5,080,000
Triborough Bridge & Tunnel Authority (RB) Series A-1
            5.000%, 11/15/19                                         500      513,085
Triborough Bridge & Tunnel Authority (RB) Series B
            5.000%, 11/15/19.....................................  1,000    1,026,170
                                                                         ------------
TOTAL NEW YORK...................................................         155,015,000
                                                                         ------------
NORTH CAROLINA -- (3.0%)
City of Charlotte Water & Sewer System Revenue (RB)
            5.000%, 07/01/19..................................... 13,555   13,744,905
Davie County (GO)
            5.000%, 05/01/20.....................................  1,595    1,660,156
Guilford County (GO) Series A
            4.000%, 02/01/20.....................................  2,135    2,184,148
Mecklenburg County (GO) Series C
            5.000%, 12/01/19.....................................  1,500    1,541,970
North Carolina State (GO) Series A
            5.000%, 03/01/19.....................................  5,000    5,013,000
            5.000%, 06/01/20.....................................  9,990   10,426,563
North Carolina State (GO) Series B
            5.000%, 06/01/19..................................... 10,010   10,120,911
North Carolina State (GO) Series C
            5.000%, 05/01/19.....................................  1,500    1,512,465
North Carolina State (GO) Series E
            5.000%, 05/01/19.....................................  5,000    5,041,550
            5.000%, 05/01/20.....................................  4,100    4,268,018
Wake County (GO)
            5.000%, 03/01/19.....................................  7,225    7,243,640
Wake County (GO) Series A
            5.000%, 02/01/20                                       4,500    4,647,645
Wake County (GO) Series B
            5.000%, 02/01/20.....................................  4,995    5,158,886
Wake County (RB)
(currency)  5.000%, 06/01/32 (Pre-refunded @ $100, 6/1/19).......  7,000    7,077,560
                                                                         ------------
TOTAL NORTH CAROLINA                                                       79,641,417
                                                                         ------------
OHIO -- (4.6%)
City of Columbus (GO)
            2.000%, 04/01/19.....................................  1,530    1,531,301
City of Columbus (GO) Series 1
            5.000%, 07/01/19.....................................  3,685    3,735,853
            5.000%, 07/01/20..................................... 10,000   10,464,300
City of Columbus (GO) Series A
            5.000%, 02/15/19..................................... 10,000   10,010,800
            5.000%, 02/15/20.....................................    800      827,272
            3.000%, 07/01/21                                      12,830   13,227,987
Ohio State (GO) Series A
            5.000%, 09/15/19.....................................  1,185    1,209,269
            3.000%, 05/01/20.....................................  5,000    5,080,700
            5.000%, 05/01/20.....................................  7,000    7,284,200
            5.000%, 09/15/21.....................................  2,335    2,531,770
Ohio State (GO) Series B
            5.000%, 08/01/19.....................................  7,270    7,389,446
            5.000%, 09/01/19.....................................  4,215    4,295,928
            5.000%, 08/01/20..................................... 10,000   10,485,500
            2.000%, 09/01/20.....................................  2,500    2,512,375
            5.000%, 06/15/21.....................................  9,500   10,227,795
Ohio State (GO) Series C
            5.000%, 09/15/19.....................................  5,005    5,107,502
Ohio State (GO) Series Q
            5.000%, 05/01/20.....................................  1,635    1,701,381
Ohio State (GO) Series R
            5.000%, 05/01/20..................................... 11,830   12,310,298
Ohio State (GO) Series T
            5.000%, 04/01/21.....................................  2,040    2,183,371
Ohio State Water Development Authority (RB) Series A
            5.000%, 06/01/21                                       1,825    1,963,153

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                    FACE
                                                                   AMOUNT    VALUE+
                                                                   ------ ------------
                                                                   (000)
                                                                   ------
OHIO -- (Continued)
(currency)   5.000%, 12/01/24 (Pre-refunded @ $100, 12/1/19)......  7,000 $  7,191,800
                                                                          ------------
TOTAL OHIO                                                                 121,272,001
                                                                          ------------
OKLAHOMA -- (0.5%)
Tulsa County Independent School District No. 1 Tulsa (GO) Series B
             2.000%, 08/01/20.....................................  5,000    5,013,200
Tulsa County Independent School District No. 1 Tulsa (GO) Series C
             2.000%, 07/01/19.....................................  8,610    8,620,676
                                                                          ------------
TOTAL OKLAHOMA....................................................          13,633,876
                                                                          ------------
OREGON -- (1.2%)
City of Portland Sewer System Revenue (RB) Series A
             5.000%, 06/01/19.....................................  2,140    2,163,647
Metro (GO)
             5.000%, 06/01/20.....................................  2,125    2,218,160
Multnomah County (GO)
             5.000%, 08/01/19.....................................  4,580    4,655,478
Oregon State (GO) Series A
             5.000%, 05/01/19.....................................  3,000    3,024,420
Oregon State (GO) Series F
             3.000%, 05/01/20.....................................  6,585    6,692,928
Oregon State (GO) Series L
             5.000%, 11/01/19..................................... 11,515   11,798,730
                                                                          ------------
TOTAL OREGON                                                                30,553,363
                                                                          ------------
PENNSYLVANIA -- (2.4%)
Commonwealth of Pennsylvania (GO)
             5.000%, 10/15/19.....................................  2,250    2,301,345
             5.000%, 04/01/20.....................................  8,500    8,815,180
Commonwealth of Pennsylvania (GO) Series A
             5.000%, 02/15/19.....................................  5,010    5,015,260
Commonwealth of Pennsylvania (GO) Series REF
             5.000%, 07/01/19.....................................  7,655    7,758,802
             5.000%, 07/01/22.....................................  2,000    2,203,640
Montgomery County Industrial Development Authority (RB) (FHA INS)
(currency)   5.375%, 08/01/38 (Pre-refunded @ $100, 8/1/20)....... 10,000   10,528,400
Pennsylvania Economic Development Financing Authority (RB) Series
  A
             5.000%, 07/01/19..................................... 23,650   23,972,586
University of Pittsburgh-of the Commonwealth System of Higher
  Education (RB) Series B
(currency)   5.250%, 09/15/34 (Pre-refunded @ $100, 9/15/19)......  3,330    3,403,693
                                                                          ------------
TOTAL PENNSYLVANIA................................................          63,998,906
                                                                          ------------
RHODE ISLAND -- (0.2%)
Rhode Island State (GO) Series A
             5.000%, 08/01/19.....................................  4,700    4,776,986
                                                                          ------------
SOUTH CAROLINA -- (4.3%)
Aiken County Consolidated School District (GO) (SCSDE) Series A
             5.000%, 03/01/20.....................................  3,000    3,106,950
Berkeley County School District (GO) (SCSDE) Series A
             5.000%, 03/01/20.....................................  1,085    1,123,680
Charleston County School District (GO) (SCSDE) Series A
             5.000%, 02/01/19.....................................  7,595    7,595,000
Darlington County School District (GO) (SCSDE)
             3.000%, 03/01/19.....................................  3,000    3,003,180
Dorchester County School District No. 2 (GO) (SCSDE) Series A
             5.000%, 03/01/21.....................................  1,885    2,011,276
Florence County (GO) (ST AID WITHHLDG)
             4.000%, 06/01/19..................................... 15,000   15,115,350
             4.000%, 06/01/20.....................................  2,475    2,550,883
Florence School District One (GO) (SCSDE)
             5.000%, 03/01/19.....................................  3,730    3,739,623
Georgetown County School District (BAN) (SCSDE)
             3.000%, 06/20/19..................................... 12,625   12,688,630
Lexington & Richland School District No. 5 (GO) (SCSDE) Series B
             5.000%, 03/01/21.....................................  1,660    1,772,249
Richland County (BAN) (ST AID WITHHLDG)
             3.000%, 02/27/19..................................... 16,500   16,516,830

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                    FACE
                                                                   AMOUNT    VALUE+
                                                                   ------ ------------
                                                                   (000)
                                                                   ------
SOUTH CAROLINA -- (Continued)
Richland County School District No. 2 (GO) (SCSDE)
             5.000%, 03/01/20.....................................    910 $    942,442
Richland County School District No. 2 (GO) (SCSDE) Series A
             5.000%, 02/01/20.....................................  5,520    5,701,718
             5.000%, 02/01/21.....................................  7,000    7,458,990
Richland County School District No. 2 (GO) (SCSDE) Series C
             5.000%, 02/01/19.....................................  5,740    5,740,000
South Carolina Jobs-Economic Dev. Authority (RB) Series A
(currency)   6.250%, 04/01/35 (Pre-refunded @ $100, 4/1/20).......  2,180    2,291,420
(currency)   6.500%, 04/01/42 (Pre-refunded @ $100, 4/1/20).......  2,000    2,107,700
South Carolina State (GO) (ST AID WITHHLDG)
             5.000%, 04/01/19.....................................  1,380    1,387,397
South Carolina State (GO) (ST AID WITHHLDG) Series A
             5.000%, 10/01/19.....................................  4,530    4,629,479
             4.000%, 04/01/20.....................................  1,185    1,216,936
South Carolina State (GO) Series A
             5.000%, 06/01/20.....................................  8,945    9,337,149
South Carolina Transportation Infrastructure Bank (RB) Series A
(currency)   5.250%, 10/01/40 (Pre-refunded @ $100, 10/1/19)......  2,690    2,751,843
                                                                          ------------
TOTAL SOUTH CAROLINA                                                       112,788,725
                                                                          ------------

TENNESSEE -- (2.4%)
City of Memphis (GO) Series A
             5.000%, 04/01/21.....................................  4,550    4,867,772
City of Memphis (GO) Series D
             5.000%, 07/01/19.....................................  4,180    4,237,015
Hamilton County (GO) Series A
             5.000%, 05/01/21.....................................  3,895    4,179,997
Metropolitan Government of Nashville & Davidson County (GO)
             5.000%, 07/01/19.....................................  2,870    2,909,147
             5.000%, 07/01/21.....................................  9,055    9,759,298
Metropolitan Government of Nashville & Davidson County (GO)
  Series A
(currency)   5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/20).......    525      549,224
Metropolitan Government of Nashville & Davidson County Electric
  Revenue (RB) Series A
             5.000%, 05/15/20.....................................  2,000    2,084,240
Shelby County (GO) Series A
             5.000%, 04/01/19.....................................  5,000    5,026,650
             5.000%, 04/01/20..................................... 18,135   18,826,669
             5.000%, 03/01/21.....................................  2,550    2,723,425
Tennessee State (GO) Series A
             5.000%, 08/01/19.....................................  2,000    2,032,760
             5.000%, 09/01/19.....................................  1,600    1,630,624
             5.000%, 02/01/20.....................................  3,500    3,614,485
                                                                          ------------
TOTAL TENNESSEE                                                             62,441,306
                                                                          ------------
TEXAS -- (14.0%)
Austin Independent School District (GO)(PSF-GTD)
             5.000%, 08/01/19..................................... 11,050   11,232,656
Austin Independent School District (GO)
(currency)   4.500%, 08/01/25
   (Pre-refunded @ $100, 8/1/19)                                    3,340    3,387,729
Bexar County Health Facilities Dev. Corp. (RB)
(currency)   6.200%, 07/01/45 (Pre-refunded @ $100, 7/1/20).......  3,030    3,211,467
City of Allen (GO)
             5.000%, 08/15/21.....................................  1,840    1,988,819
City of Arlington (GO)
             5.000%, 08/15/19.....................................  2,110    2,147,284
City of Austin (GO)
             5.000%, 09/01/19.....................................  5,145    5,243,784
City of Dallas (GO)
             5.000%, 02/15/19.....................................  8,400    8,408,820
             5.000%, 02/15/21.....................................  1,500    1,596,210
City of Fort Worth Water & Sewer System Revenue (RB)
             5.000%, 02/15/19.....................................    830      830,863

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                    FACE
                                                                   AMOUNT   VALUE+
                                                                   ------ -----------
                                                                   (000)
                                                                   -----
TEXAS -- (Continued)
City of Frisco (GO) Series A
             5.000%, 02/15/21.....................................  4,825 $ 5,141,472
City of Houston (RAN)
             5.000%, 06/28/19..................................... 30,000  30,409,200
City of Houston (GO)
(currency)   5.000%, 03/01/26 (Pre-refunded @ $100, 3/1/19).......  3,405   3,413,649
City of Houston Combined Utility System Revenue (RB) (AGC)
(currency)   5.375%, 11/15/38 (Pre-refunded @ $100, 5/15/19)...... 25,155  25,416,864
City of San Antonio (GO)
             5.000%, 02/01/19.....................................  3,200   3,200,000
             4.000%, 08/01/19.....................................  5,000   5,057,300
             5.000%, 02/01/20.....................................  7,350   7,592,697
City of San Antonio Electric & Gas Systems Revenue (RB) Series A
(currency)   5.000%, 02/01/34 (Pre-refunded @ $100, 2/1/19).......  4,750   4,750,000
City of San Antonio Electric & Gas Systems Revenue (RB) Series D
             5.000%, 02/01/19.....................................    700     700,000
City of Waco (GO)
             5.000%, 02/01/20.....................................  5,765   5,948,961
Conroe Independent School District (GO) (PSF-GTD) Series A
             4.000%, 02/15/21.....................................  1,940   2,028,289
Dallas County Community College District (GO)
             5.000%, 02/15/20..................................... 11,975  12,380,713
Fort Worth Independent School District (GO)(PSF-GTD)
             5.000%, 02/15/20.....................................  3,875   4,006,285
Harris County (GO) Series A
             5.000%, 10/01/19.....................................  5,640   5,761,598
Highland Park Independent School District (GO)
             4.000%, 02/15/20.....................................  2,070   2,119,494
Houston Higher Education Finance Corp. (RB) Series A
(currency)   6.875%, 05/15/41 (Pre-refunded @ $100, 5/15/21)......  6,000   6,657,180
Humble Independent School District (GO) (PSF-GTD) Series B
             5.000%, 02/15/20.....................................  4,000   4,135,520
Humble Independent School District (GO) Series C
             5.000%, 02/15/19.....................................  1,200   1,201,248
Lewisville Independent School District (GO) (PSF-GTD)
             3.000%, 08/15/19.....................................  6,000   6,043,860
Metropolitan Transit Authority of Harris County (RB) Series B
(currency)   5.000%, 11/01/33 (Pre-refunded @ $ 100, 11/1/19)..... 10,000  10,249,400
Plano Independent School District (GO) (PSF-GTD)
             5.000%, 02/15/19..................................... 18,185  18,204,094
San Antonio Independent School District (GO) (PSF-GTD)
             5.000%, 02/15/20.....................................  7,000   7,237,160
Southwest Higher Education Authority Inc (RB)
(currency)   5.000%, 10/01/23 (Pre-refunded @ $ 100, 10/1/19).....  2,740   2,800,883
Texas State (GO)
             5.000%, 04/01/19.....................................  4,350   4,373,534
             5.000%, 10/01/20.....................................  3,825   4,033,042
             5.000%, 10/01/23.....................................  1,425   1,626,481
Texas State (GO) Series A
             5.000%, 10/01/19.....................................  1,950   1,993,212
             5.000%, 10/01/21.....................................  2,200   2,385,482
Texas State (RB)
             4.000%, 08/29/19..................................... 60,000  60,796,200
Texas Tech University (RB) Series A
             5.000%, 08/15/19.....................................  3,025   3,077,817
Texas Transportation Commission State Highway Fund (RB)
             5.000%, 10/01/19..................................... 18,000  18,392,760
Texas Transportation Commission State Highway Fund (RB) Series A
             5.000%, 04/01/19.....................................  5,110   5,137,236
             5.000%, 10/01/19.....................................  5,000   5,109,100
             5.000%, 04/01/20.....................................  6,445   6,690,812
             5.000%, 10/01/20..................................... 17,850  18,820,861
University of Texas System (The) (RB) Series C
             5.000%, 08/15/19.....................................  7,975   8,116,795

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                    FACE
                                                                   AMOUNT    VALUE+
                                                                   ------ ------------
                                                                   (000)
                                                                   ------
TEXAS -- (Continued)
University of Texas System (The) (RB) Series D
(currency)   5.000%, 08/15/23
   (Pre-refunded @ $100, 8/15/19)..............................     6,635 $  6,754,762
University of Texas System (The) (RB) Series J
             5.000%, 08/15/19.....................................  8,285    8,432,307
                                                                          ------------
TOTAL TEXAS                                                                368,243,900
                                                                          ------------
UTAH -- (2.0%)
Alpine School District (GO) (SCH BD GTY)
             5.000%, 03/15/21.....................................    940    1,003,723
Jordan School District (GO) (SCH BD GTY)
             5.000%, 06/15/19..................................... 16,420   16,620,652
             5.000%, 06/15/20.....................................  9,175    9,585,122
Tooele County School District (GO) (SCH BD GTY) Series B
             5.000%, 06/01/19.....................................  1,675    1,693,274
Utah State (GO)
             5.000%, 07/01/19.....................................  1,800    1,824,552
             5.000%, 07/01/19.....................................  3,250    3,294,330
             5.000%, 07/01/22.....................................  9,690   10,751,249
Utah State (GO) Series C
             4.500%, 07/01/19.....................................  6,675    6,752,497
                                                                          ------------
TOTAL UTAH........................................................          51,525,399
                                                                          ------------
VIRGINIA -- (5.1%)
Arlington County (GO) (ST AID WITHHLDG)
             4.000%, 08/15/21.....................................  2,125    2,248,803
City of Hampton (GO) (ST AID WITHHLDG) Series B
             5.000%, 09/01/21.....................................  2,700    2,924,937
City of Norfolk (GO) (ST AID WITHHLDG) Series C
             5.000%, 10/01/19.....................................  2,500    2,555,050
City of Richmond (GO) (ST AID WITHHLDG) Series A
             5.000%, 03/01/20.....................................  1,000    1,035,750
             5.000%, 03/01/20.....................................  2,700    2,796,525
Commonwealth of Virginia (GO) Series B
             5.000%, 06/01/19..................................... 10,250   10,364,288
             5.000%, 06/01/19.....................................  5,705    5,768,611
Fairfax County (GO) (ST AID WITHHLDG) Series A
             5.000%, 04/01/19.....................................  1,000    1,005,390
             4.000%, 10/01/19..................................... 12,300   12,491,511
             5.000%, 10/01/19.....................................  9,605    9,817,174
             4.000%, 10/01/20..................................... 15,530   16,121,693
Fairfax County (GO) (ST AID WITHHLDG) Series B
             4.000%, 04/01/19.....................................  7,000    7,026,740
Henrico County (GO)
             5.000%, 07/15/19.....................................  5,460    5,542,555
Henrico County (GO) (ST AID WITHHLDG)
             5.000%, 08/01/19.....................................  2,345    2,383,880
Loudoun County (GO) Series A
             5.000%, 12/01/19.....................................  3,105    3,190,853
Loudoun County (GO) (ST AID WITHHLDG) Series A
             5.000%, 12/01/19.....................................  5,850    6,011,753
University of Virginia (RB) Series B
             5.000%, 08/01/21..................................... 15,000   16,240,800
Virginia Public School Authority (RB) (ST AID WITHHLDG)
             5.000%, 07/15/19.....................................  4,080    4,141,526
Virginia Public School Authority (RB) (ST AID WITHHLDG) Series B
             5.000%, 08/01/19..................................... 15,580   15,836,758
Virginia Resources Authority (RB) Series B
             4.000%, 10/01/19.....................................  4,875    4,950,904
                                                                          ------------
TOTAL VIRGINIA....................................................         132,455,501
                                                                          ------------
WASHINGTON -- (3.8%)
City of Seattle Drainage & Wastewater Revenue (RB)
             5.000%, 04/01/21.....................................  3,000    3,209,310
City of Seattle Municipal Light & Power Revenue (RB) (BHAC-CR)
(currency)   5.750%, 04/01/29 (Pre-refunded @ $100, 4/1/19)....... 10,000   10,066,000
City of Seattle Water System Revenue (RB)
             5.000%, 09/01/19.....................................  3,890    3,964,882
King & Snohomich Countries School District No. 417 (GO) (SCH BD
  GTY)
             4.000%, 12/01/19.....................................  1,330    1,355,483
King County School District No. 414 Lake Washington (GO) (SCH BD
  GTY)
             5.000%, 12/01/19.....................................  4,815    4,946,546
King County Sewer Revenue (RB)
             5.000%, 07/01/19.....................................  1,755    1,779,079

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                    FACE
                                                                   AMOUNT     VALUE+
                                                                   ------ --------------
                                                                   (000)
                                                                   ------
WASHINGTON -- (Continued)
Snohomish County Public Utility District No. 1 (RB)
             5.000%, 12/01/19.....................................  5,810 $    5,969,194
Snohomish County School District No. 201 Snohomish (GO) (SCH BD
  GTY)
             5.000%, 12/01/21.....................................  4,000      4,360,160
Washington Health Care Facilities Authority (RB)
(currency)   7.375%, 03/01/38 (Pre-refunded @ $100, 3/1/19).......    800        803,392
(currency)   5.625%, 10/01/38 (Pre-refunded @ $100, 10/1/19)......  9,965     10,221,698
Washington State (GO)
             5.000%, 07/01/20.....................................  5,000      5,232,850
Washington State (GO) Series 2010E
(currency)   5.000%, 02/01/33 (Pre-refunded @ $100, 2/1/20)....... 10,000     10,328,100
Washington State (GO) Series 2013A
             5.000%, 08/01/21.....................................  4,245      4,587,487
Washington State (GO) Series A
             5.000%, 08/01/21.....................................  1,500      1,621,020
Washington State (GO) Series B
             4.000%, 07/01/19.....................................  5,035      5,084,544
             5.000%, 07/01/19.....................................  5,815      5,895,770
             5.000%, 07/01/20.....................................  5,000      5,232,850
Washington State (GO) Series C
             5.000%, 07/01/20.....................................  3,650      3,819,981
Washington State (GO) Series D
             5.000%, 02/01/19.....................................  1,710      1,710,000
Washington State (GO) Series E
             5.000%, 02/01/19.....................................  4,080      4,080,000
Washington State (GO) Series R-2015-C
             5.000%, 07/01/19.....................................  1,500      1,520,835
Washington State (GO) Series R-2017A
             5.000%, 08/01/22.....................................  2,500      2,776,725
Washington State (GO) Series R-2017C
             5.000%, 08/01/19.....................................  2,000      2,033,360
                                                                          --------------
TOTAL WASHINGTON                                                             100,599,266
                                                                          --------------
WEST VIRGINIA -- (0.4%)
West Virginia State (GO) Series A
             5.000%, 06/01/21.....................................  9,620     10,340,442
                                                                          --------------
WISCONSIN --(3.3%)
City of Milwaukee (GO)
             5.000%, 05/01/19..................................... 10,010     10,089,980
City of Milwaukee (GO) Series N2
             5.000%, 04/01/20.....................................  5,860      6,077,992
Wisconsin State (GO) (AMBAC) Series 1
             5.000%, 05/01/19.....................................  6,320      6,371,571
Wisconsin State (GO) Series 1
             5.000%, 05/01/19.....................................  9,230      9,305,317
             5.000%, 05/01/20.....................................  3,235      3,367,991
Wisconsin State (GO) Series 2
             5.000%, 11/01/19.....................................  4,000      4,098,880
             5.000%, 11/01/21.....................................  6,160      6,705,591
             5.000%, 11/01/22.....................................  3,000      3,356,190
Wisconsin State (GO) Series A
             5.000%, 05/01/19.....................................  8,440      8,508,871
Wisconsin State (GO) Series B
             5.000%, 05/01/19.....................................  4,620      4,657,699
             5.000%, 05/01/20..................................... 11,930     12,420,442
             5.000%, 05/01/21.....................................  9,655     10,363,677
Wisconsin State (GO) (ETM) Series 1
             5.000%, 05/01/20.....................................    120        124,736
                                                                          --------------
TOTAL WISCONSIN...................................................            85,448,937
                                                                          --------------
TOTAL MUNICIPAL BONDS.............................................         2,601,918,078
                                                                          --------------
COMMERCIAL PAPER -- (0.9%)
    University of Michigan
             1.420%, 04/09/19..................................... 22,965     22,962,832
                                                                          --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,626,898,077)^^.............        $2,624,880,910
                                                                          ==============

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                               LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                               ------- -------------- ------- --------------
Municipal Bonds...............   --    $2,601,918,078   --    $2,601,918,078
Commercial Paper..............   --        22,962,832   --        22,962,832
                                 --    --------------   --    --------------
TOTAL.........................   --    $2,624,880,910   --    $2,624,880,910
                                 ==    ==============   ==    ==============

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                                  FACE
                                                                                 AMOUNT    VALUE+
                                                                                 ------  -----------
                                                                                 (000)
                                                                                 ------
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.5%)
Alabama State (GO) Series A
   5.000%, 08/01/19............................................................. 3,995   $ 4,060,238
   5.000%, 08/01/21.............................................................   250       270,235
Alabama State (GO) Series B
   5.000%, 11/01/19............................................................. 1,000     1,024,490
Alabama State (GO) Series C
   5.000%, 08/01/24............................................................. 3,000     3,495,480
                                                                                         -----------
TOTAL ALABAMA...................................................................           8,850,443
                                                                                         -----------
ALASKA -- (0.4%)
City of Anchorage (GO) Series B
   5.000%, 09/01/21............................................................. 3,845     4,164,327
   5.000%, 09/01/23.............................................................   200       227,700
City of Anchorage (GO) Series C
   5.000%, 09/01/24............................................................. 2,765     3,219,539
                                                                                         -----------
TOTAL ALASKA....................................................................           7,611,566
                                                                                         -----------
ARIZONA -- (0.2%)
City of Tucson (GO) Series 2012-C
   3.000%, 07/01/22............................................................. 1,455     1,513,927
Maricopa County High School District No. 210-Phoenix (GO)
   3.000%, 07/01/23............................................................. 1,810     1,902,419
                                                                                         -----------
TOTAL ARIZONA...................................................................           3,416,346
                                                                                         -----------
ARKANSAS -- (0.7%)
Arkansas State (GO)
   5.000%, 04/01/21............................................................. 1,000     1,069,620
   5.000%, 06/15/21............................................................. 3,750     4,034,550
   5.000%, 04/01/22............................................................. 2,800     3,077,452
   4.250%, 06/01/23............................................................. 3,325     3,659,927
                                                                                         -----------
TOTAL ARKANSAS..................................................................          11,841,549
                                                                                         -----------
CALIFORNIA -- (1.7%)
California State (GO)...........................................................
   5.000%, 11/01/24............................................................. 1,175     1,374,303
   5.000%, 08/01/25.............................................................   750       889,853
   5.000%, 08/01/26.............................................................   200       240,934
   5.000%, 08/01/26............................................................. 8,000     9,637,360
   3.500%, 08/01/27.............................................................   800       884,728
   5.000%, 11/01/27............................................................. 5,580     6,836,058
California State (GO) Series B
   5.000%, 09/01/21.............................................................   250       270,895
   5.000%, 09/01/25............................................................. 9,000    10,692,180
                                                                                         -----------
TOTAL CALIFORNIA................................................................          30,826,311
                                                                                         -----------
COLORADO -- (1.2%)
Adams & Arapahoe Joint School District 28J (GO) (ST AID WITHHLDG)
   5.000%, 12/01/21.............................................................   425       463,267
Arapahoe County School District No. 5 (GO) (ST AID WITHHLDG)
   5.000%, 12/15/19............................................................. 3,115     3,204,619
   5.000%, 12/15/19............................................................. 5,705     5,868,163
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
   4.000%, 12/01/24............................................................. 2,185     2,445,802
Denver City & County School District No. 1 (GO) (NATL ST AID WITHHLDG) Series A
   5.250%, 12/01/21............................................................. 2,490     2,730,957
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series C
   3.000%, 12/01/23............................................................. 1,540     1,624,284
Platte River Power Authority (RB) Series JJ
   5.000%, 06/01/23............................................................. 4,425     5,005,648
                                                                                         -----------
TOTAL COLORADO                                                                            21,342,740
                                                                                         -----------
CONNECTICUT -- (0.1%)
City of Middletown (GO)
   4.000%, 04/01/22............................................................. 1,350     1,450,238
Connecticut State (GO) Series A
   5.000%, 10/15/19.............................................................   600       613,272
                                                                                         -----------
TOTAL CONNECTICUT...............................................................           2,063,510
                                                                                         -----------
DELAWARE -- (0.5%)
Delaware State (GO) Series A
   5.000%, 08/01/23............................................................. 2,225     2,538,124
Delaware State (GO) Series B
   5.000%, 07/01/19............................................................. 4,335     4,394,303
New Castle County (GO)
   5.000%, 10/01/23............................................................. 1,000     1,144,280

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                      FACE
                                                                     AMOUNT    VALUE+
                                                                     ------- -----------
                                                                     (000)
                                                                     -------
DELAWARE -- (Continued)
New Castle County (GO) Series B
   5.000%, 07/15/22.................................................    700  $   777,021
                                                                             -----------
TOTAL DELAWARE......................................................           8,853,728
                                                                             -----------
DISTRICT OF COLUMBIA -- (1.8%)
District of Columbia (GO) Series A
   5.000%, 06/01/20.................................................  3,445    3,594,169
   5.000%, 06/01/20.................................................  6,000    6,259,800
   5.000%, 06/01/23.................................................  2,000    2,268,680
   5.000%, 06/01/25.................................................  1,500    1,777,815
District of Columbia (GO) Series B
   5.000%, 06/01/25.................................................  4,500    5,333,445
Washington Metropolitan Area Transit Authority (RB) Series
   5.000%, 07/01/26.................................................  3,500    4,208,925
Washington Metropolitan Area Transit Authority (RB) Series B
   5.000%, 07/01/27.................................................  8,100    9,851,949
                                                                             -----------
TOTAL DISTRICT OF COLUMBIA..........................................          33,294,783
                                                                             -----------
FLORIDA -- (3.1%)
Board of Governors State University System of Florida (RB) Series A
   3.000%, 07/01/24.................................................  2,580    2,719,733
City of Tallahassee Energy System Revenue (RB)
   5.000%, 10/01/20.................................................    250      263,428
Florida State (GO) Series A
   5.000%, 06/01/20.................................................  4,000    4,177,520
   5.000%, 07/01/21.................................................  7,000    7,551,320
   5.000%, 06/01/23.................................................  1,300    1,477,541
   5.000%, 07/01/24.................................................  5,000    5,823,750
Florida State (GO) Series B
   5.000%, 06/01/20.................................................  6,400    6,684,032
   5.000%, 06/01/23.................................................    350      397,799
Florida State (GO) Series C
   5.000%, 06/01/20.................................................  3,000    3,133,140
   5.000%, 06/01/27.................................................  2,000    2,442,540
Florida State (GO) Series D
   5.000%, 06/01/22.................................................  1,000    1,106,220
Florida State (GO) (ST GTD) Series A
   5.000%, 06/01/27.................................................  6,565    8,017,638
Florida State Board of Education (GO) Series A
   5.000%, 06/01/19.................................................  2,860    2,891,889
   5.000%, 06/01/24.................................................  1,400    1,625,708
Orlando Utilities Commission (RB) Series C
   5.250%, 10/01/22.................................................  1,745    1,963,125
Peace River Manasota Regional Water Supply Authority (RB)
   5.000%, 10/01/25.................................................  2,030    2,392,599
Tampa Bay Water (RB)
   5.000%, 10/01/19.................................................    450      460,030
Tampa Bay Water (RB) Series A
   5.000%, 10/01/25.................................................  2,850    3,390,246
                                                                             -----------
TOTAL FLORIDA.......................................................          56,518,258
                                                                             -----------
GEORGIA -- (4.2%)
City of Atlanta (GO)
   5.000%, 12/01/19.................................................  5,875    6,036,445
City of Atlanta Water & Wastewater Revenue (RB) Series B
   5.000%, 11/01/19.................................................  1,700    1,742,024
Columbia County School District (GO) (ST AID WITHHLDG)
   5.000%, 04/01/20.................................................  1,700    1,765,229
DeKalb County Water & Sewerage Revenue (RB) Series B
   5.250%, 10/01/24.................................................  2,830    3,342,909
Georgia State (GO) Series A
   5.000%, 07/01/26.................................................  1,340    1,622,686
   5.000%, 07/01/27.................................................  6,090    7,486,802
Georgia State (GO) Series A-1
   5.000%, 02/01/22.................................................  2,730    2,995,056
Georgia State (GO) Series C
   5.000%, 10/01/21.................................................  3,060    3,324,629
Georgia State (GO) Series C-1
   5.000%, 07/01/23................................................. 10,915   12,423,453
   5.000%, 07/01/26.................................................  9,200   11,140,832
Georgia State (GO) Series F
   5.000%, 12/01/19.................................................  6,000    6,166,380
   5.000%, 07/01/26.................................................  5,335    6,460,472
   5.000%, 01/01/27.................................................  2,000    2,440,100
Georgia State (GO) Series I
   5.000%, 07/01/19.................................................  4,490    4,552,187
   5.000%, 07/01/20.................................................    900      942,300
Gwinnett County School District (GO)
   5.000%, 02/01/20.................................................  1,700    1,756,304
   5.000%, 02/01/20.................................................  1,585    1,637,495
                                                                             -----------
TOTAL GEORGIA.......................................................          75,835,303
                                                                             -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                           FACE
                                                                          AMOUNT   VALUE+
                                                                          ------ -----------
                                                                          (000)
                                                                          ------
HAWAII -- (2.4%)
City & County of Honolulu (GO) Series B
   5.000%, 08/01/20......................................................  1,470 $ 1,541,148
   5.000%, 10/01/23......................................................    200     228,374
   5.000%, 10/01/24......................................................  6,870   8,027,320
   5.000%, 10/01/25......................................................  4,925   5,865,330
Hawaii State (GO) Series EA
   5.000%, 12/01/21......................................................    850     927,520
Hawaii State (GO) Series EE
   5.000%, 11/01/20......................................................    515     544,031
Hawaii State (GO) Series EF
   5.000%, 11/01/22......................................................  2,240   2,503,357
Hawaii State (GO) Series EH
   4.000%, 08/01/19......................................................  1,110   1,122,998
Hawaii State (GO) Series ET
   3.000%, 10/01/23......................................................  3,710   3,908,040
Hawaii State (GO) Series EZ
   5.000%, 10/01/21......................................................  6,080   6,602,515
Hawaii State (GO) Series FT
   5.000%, 01/01/27...................................................... 10,000  12,094,700
                                                                                 -----------
TOTAL HAWAII.............................................................         43,365,333
                                                                                 -----------
IOWA -- (0.1%)
Black County Hawk (GO) Series A
   5.000%, 06/01/19......................................................  1,200   1,212,984
                                                                                 -----------
KANSAS -- (1.4%)
City of Lenexa (GO) Series A
   5.000%, 09/01/21......................................................    525     568,187
City of Wichita (GO) Series A
   5.000%, 12/01/19......................................................  3,000   3,081,690
Johnson County (GO) Series B
   3.000%, 09/01/22......................................................  2,260   2,357,474
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
   5.000%, 10/01/23......................................................    445     508,559
Johnson County Unified School District No. 232 De Soto (GO) Series A
   5.000%, 09/01/20......................................................  2,550   2,679,795
Johnson County Unified School District No. 233 Olathe (GO) Series B
   5.000%, 09/01/23......................................................  4,380   4,984,571
Kansas State Department of Transportation (RB) Series A
   5.000%, 09/01/21......................................................  3,250   3,519,035
   5.000%, 09/01/27......................................................  1,500   1,830,495
Kansas State Department of Transportation (RB) Series B
   5.000%, 09/01/20......................................................  3,000   3,155,580
Saline County Unified School District No. 305 Salina (GO)
   5.000%, 09/01/20......................................................  1,860   1,954,674
Sedgwick County Unified School District No. 260 Derby (GO)
   5.000%, 10/01/21......................................................  1,325   1,433,107
                                                                                 -----------
TOTAL KANSAS.............................................................         26,073,167
                                                                                 -----------
KENTUCKY -- (0.8%)
Louisville & Jefferson County (GO) Series A
   5.000%, 12/01/22......................................................  5,645   6,303,038
Louisville Water Co. (RB) Series A
   4.000%, 11/15/21......................................................  1,215   1,289,188
Louisville/Jefferson County Metropolitan Government (GO)
   5.000%, 12/01/19......................................................  1,250   1,283,100
Louisville/Jefferson County Metropolitan Government (GO) Series A
   5.000%, 12/01/20......................................................  5,155   5,465,073
                                                                                 -----------
TOTAL KENTUCKY...........................................................         14,340,399
                                                                                 -----------
LOUISIANA -- (1.4%)
Louisiana State (GO) Series A
   5.000%, 11/15/19......................................................  4,500   4,614,210
   5.000%, 02/01/24......................................................  2,000   2,293,920
Louisiana State (GO) Series C
   5.000%, 07/15/22...................................................... 12,765  14,119,750
Louisiana State (GO) Series D-1
   5.000%, 12/01/20......................................................  4,065   4,295,892
                                                                                 -----------
TOTAL LOUISIANA..........................................................         25,323,772
                                                                                 -----------
MAINE -- (0.3%)
Maine State (GO) Series B
   5.000%, 06/01/20......................................................  3,000   3,130,320
   5.000%, 06/01/27......................................................  2,000   2,439,120
                                                                                 -----------
TOTAL MAINE                                                                        5,569,440
                                                                                 -----------
MARYLAND -- (9.4%)
Anne County Arundel (GO)
   5.000%, 04/01/22......................................................  2,475   2,724,257
Baltimore County (GO)
   5.000%, 08/01/21......................................................  1,980   2,140,261
   5.000%, 02/01/22......................................................  2,100   2,302,587
   5.000%, 08/01/22......................................................    400     444,564
   3.000%, 11/01/24......................................................  1,000   1,058,430
   5.000%, 11/01/27......................................................  2,175   2,676,272
   5.000%, 03/01/28......................................................  4,000   4,942,680

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                  FACE
                                                                 AMOUNT    VALUE+
                                                                 ------ ------------
                                                                 (000)
                                                                 ------
MARYLAND -- (Continued)
Baltimore County (GO) Series B
   5.000%, 08/01/24.............................................  5,800 $  6,763,032
Carroll County (GO)
   5.000%, 11/01/19.............................................  2,300    2,357,201
   5.000%, 11/01/20.............................................  5,450    5,764,956
Charles County (GO) (ETM)
   5.000%, 03/01/19.............................................     10       10,025
City of Baltimore (GO) Series B
   5.000%, 10/15/19.............................................  7,330    7,500,936
   5.000%, 10/15/21.............................................  2,500    2,714,975
   5.000%, 10/15/22.............................................  8,060    8,999,474
Frederick County (GO) Series A
   5.000%, 08/01/27.............................................  4,725    5,798,000
Harford County (GO)
   5.000%, 09/15/19.............................................  1,545    1,577,028
Howard County (GO) Series A
   5.000%, 02/15/28.............................................  1,220    1,506,261
Howard County (GO) Series D
   5.000%, 02/15/24.............................................  5,140    5,930,326
Maryland State (GO) Series A
   5.000%, 03/15/26.............................................  5,000    6,008,300
Maryland State (GO) Series B
   5.000%, 08/01/19.............................................  2,500    2,541,450
   5.000%, 08/01/26............................................. 10,000   12,085,300
   5.000%, 08/01/27.............................................  5,945    7,295,050
   5.000%, 08/01/28.............................................  4,000    4,962,440
Maryland State (GO) Series C
   5.000%, 08/01/19.............................................  3,000    3,049,740
   5.000%, 08/01/20.............................................  7,250    7,605,323
   5.000%, 08/01/22.............................................  1,500    1,667,115
Montgomery County (GO) Series C
   5.000%, 10/01/27.............................................  8,500   10,449,560
Montgomery County (GO) Series D
   3.000%, 11/01/23.............................................  4,000    4,213,440
   4.000%, 11/01/26.............................................  9,500   10,834,275
Prince County George's (GO) Series A
   4.000%, 07/01/26.............................................  2,000    2,274,120
   3.000%, 09/15/27............................................. 10,950   11,475,710
Prince County George's (GO) Series B
   4.000%, 03/01/22.............................................  2,480    2,647,846
Prince County George's (GO) Series C
   5.000%, 08/01/20.............................................  3,450    3,619,602
Queen County Anne's (GO)
   5.000%, 11/15/19.............................................  1,805    1,852,092
State of Maryland (GO) Series A
   5.000%, 08/01/27.............................................  5,000    6,135,450
University System of Maryland (RB) Series B
   5.000%, 04/01/20.............................................  4,355    4,522,624
Worcester County (GO) Series B
   4.000%, 08/01/21.............................................  2,000    2,112,260
                                                                        ------------
TOTAL MARYLAND..................................................         170,562,962
                                                                        ------------
MASSACHUSETTS -- (4.0%)
City of Boston (GO) Series A
   5.000%, 03/01/20.............................................  3,270    3,388,701
City of Boston (GO) Series B
   4.000%, 01/01/23.............................................  1,795    1,949,747
   5.000%, 04/01/24.............................................  3,000    3,480,450
City of Cambridge (GO)
   3.000%, 02/15/20.............................................  2,070    2,099,932
City of Springfield (GO) (ST AID WITHHLDG) Series C
   4.000%, 08/01/23.............................................    150      163,907
City of Woburn (GO)
   4.000%, 09/01/22.............................................    350      377,423
Commonwealth of Massachusetts (GO) Series B
   5.250%, 08/01/21.............................................  5,000    5,433,800
   5.000%, 07/01/28.............................................  1,725    2,135,084
Commonwealth of Massachusetts (GO) Series C
   5.000%, 08/01/20.............................................  2,500    2,624,025
   5.000%, 10/01/21.............................................  1,005    1,091,098
   5.000%, 04/01/23............................................. 10,000   11,289,200
   5.000%, 08/01/24.............................................  1,500    1,747,365
   5.000%, 04/01/26.............................................  4,000    4,805,400
Commonwealth of Massachusetts (GO) Series E
   5.000%, 11/01/27.............................................  9,000   11,050,020
Commonwealth of Massachusetts (GO) (AGM) Series B
   5.250%, 09/01/24.............................................  3,700    4,365,556
Commonwealth of Massachusetts (GO) (AMBAC) Series C
   5.500%, 12/01/23.............................................  3,500    4,095,805
Massachusetts Bay Transportation Authority (RB) (NATL) Series B
   5.500%, 07/01/24.............................................  3,020    3,595,038
Massachusetts Water Resources Authority (RB) Series A
   5.000%, 08/01/22.............................................  3,000    3,336,390

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                        FACE
                                                                                       AMOUNT   VALUE+
                                                                                       ------ -----------
                                                                                       (000)
                                                                                       ------
MASSACHUSETTS -- (Continued)
Massachusetts Water Resources Authority (RB) (AGM) Series B
   5.250%, 08/01/28...................................................................  1,000 $ 1,260,960
Town of Auburn (GO)
   2.000%, 03/15/19...................................................................    750     750,420
Town of Nantucket (GO)
   3.000%, 10/01/22...................................................................  1,115   1,162,153
Town of Wilmington (GO)
   5.000%, 03/15/20...................................................................  1,665   1,727,604
                                                                                              -----------
TOTAL MASSACHUSETTS...................................................................         71,930,078
                                                                                              -----------
MICHIGAN -- (0.5%)
Kentwood Public Schools (GO)
   4.000%, 05/01/22...................................................................    500     533,335
Michigan State (GO)
   5.000%, 11/01/19...................................................................  4,400   4,509,428
Michigan State (GO) Series A
   5.000%, 05/01/25...................................................................  2,000   2,360,880
Michigan State Comprehensive Transportation Revenue (RB) (AGM)
   5.250%, 05/15/21...................................................................  1,000   1,078,590
University of Michigan (RB) Series A
   4.000%, 04/01/23...................................................................  1,000   1,091,100
                                                                                              -----------
TOTAL MICHIGAN........................................................................          9,573,333
                                                                                              -----------
MINNESOTA -- (4.3%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
   5.000%, 02/01/20...................................................................  1,150   1,188,433
City of Edina (GO) Series B
   3.000%, 02/01/19...................................................................    305     305,000
City of Saint Cloud (GO) Series B
   5.000%, 02/01/21...................................................................  1,275   1,358,870
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
   5.000%, 01/01/23...................................................................    800     896,504
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
   5.000%, 02/01/21...................................................................  5,000   5,328,900
Hennepin County (GO) Series C
   5.000%, 12/01/26...................................................................  4,070   4,956,812
   5.000%, 12/01/27...................................................................  5,800   7,153,604
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series D
   5.000%, 02/01/22...................................................................  4,000   4,384,680
Metropolitan Council (GO) Series C
   5.000%, 03/01/26...................................................................    700     838,404
Minnesota State (GO)
   5.000%, 10/01/21...................................................................  4,660   5,060,480
Minnesota State (GO) Series A
   5.000%, 10/01/20...................................................................  4,390   4,628,026
   5.000%, 08/01/22...................................................................  3,000   3,334,230
   5.000%, 08/01/27...................................................................  5,000   6,139,800
   5.000%, 08/01/28...................................................................  6,130   7,616,831
Minnesota State (GO) Series B
   5.000%, 08/01/20...................................................................  5,460   5,727,595
Minnesota State (GO) Series F
   5.000%, 10/01/21................................................................... 12,025  13,058,428
Minnesota State (GO) Series K
   5.000%, 11/01/19...................................................................  3,680   3,772,626
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
   4.000%, 02/01/24...................................................................  1,125   1,236,330
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series A
   3.000%, 02/01/22...................................................................  1,240   1,280,213
Saint Paul Public Library Agency (GO) Series C
   5.000%, 03/01/20...................................................................    250     258,913
                                                                                              -----------
TOTAL MINNESOTA.......................................................................         78,524,679
                                                                                              -----------
MISSISSIPPI -- (1.1%)
Mississippi State (GO) Series A
   5.000%, 10/01/27...................................................................  9,110  11,150,913
Mississippi State (GO) Series F
   5.000%, 11/01/21...................................................................  7,750   8,422,623
                                                                                              -----------
TOTAL MISSISSIPPI.....................................................................         19,573,536
                                                                                              -----------
MISSOURI -- (1.3%)
Cass County Reorganized School District No. R-2 (GO) (ST AID DIR DEP)
   5.000%, 03/01/21...................................................................  1,000   1,067,200

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                    FACE
                                                                   AMOUNT   VALUE+
                                                                   ------ -----------
                                                                   (000)
                                                                   ------
MISSOURI -- (Continued)
City of Belton (GO) Series C
   5.000%, 03/01/27............................................... 2,150  $ 2,591,352
City of Kansas City (GO) Series A
   4.000%, 02/01/22............................................... 1,150    1,225,785
   5.000%, 02/01/23............................................... 3,955    4,443,601
Columbia School District (GO) Series B
   5.000%, 03/01/23............................................... 1,120    1,264,435
   5.000%, 03/01/24............................................... 4,100    4,740,010
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
   4.000%, 03/01/23............................................... 5,335    5,781,006
St. Charles Community College (GO)
   3.000%, 02/15/20............................................... 2,245    2,275,599
                                                                          -----------
TOTAL MISSOURI....................................................         23,388,988
                                                                          -----------
MONTANA -- (0.0%)
City & County of Butte-Silver Bow (GO)
   4.000%, 07/01/21...............................................   615      646,334
                                                                          -----------
NEBRASKA -- (0.4%)
Douglas County School District No. 17 (GO)
   4.000%, 12/15/26............................................... 2,260    2,580,287
Lancaster County School District 001 (GO)
   5.000%, 01/15/21............................................... 2,470    2,626,425
Metropolitan Utilities District of Omaha (RB)
   5.000%, 12/01/20............................................... 1,000    1,059,400
Omaha School District (GO)
   4.000%, 12/15/19............................................... 1,365    1,392,259
                                                                          -----------
TOTAL NEBRASKA....................................................          7,658,371
                                                                          -----------
NEVADA -- (0.4%)
City of Henderson NV (GO)
   5.000%, 06/01/21...............................................   490      526,118
Clark County (GO) Series A
   5.000%, 07/01/19............................................... 1,725    1,748,529
   5.000%, 07/01/25............................................... 2,700    3,181,302
Nevada State (GO) Series A
   5.000%, 08/01/19............................................... 1,825    1,854,893
                                                                          -----------
TOTAL NEVADA......................................................          7,310,842
                                                                          -----------
NEW HAMPSHIRE -- (0.9%)
City of Dover (GO)
   3.000%, 06/15/19...............................................   600      602,916
City of Nashua (GO)
   4.000%, 07/15/19............................................... 5,350    5,406,710
   4.000%, 07/15/20............................................... 2,720    2,811,419
New Hampshire State (GO) Series A
   5.000%, 03/01/23............................................... 5,910    6,667,721
                                                                          -----------
TOTAL NEW HAMPSHIRE...............................................         15,488,766
                                                                          -----------
NEW JERSEY -- (1.4%)
City of Hoboken (GO)
   3.000%, 02/01/26............................................... 2,945    3,085,211
   3.000%, 02/01/27............................................... 3,035    3,166,689
   3.000%, 02/01/28............................................... 4,560    4,727,671
Essex County (GO) Series A
   5.000%, 08/01/20............................................... 1,000    1,049,610
Montville Township (GO)
   3.000%, 10/01/25...............................................   505      536,961
Morris County (GO)
   4.000%, 10/15/20............................................... 2,390    2,484,811
New Jersey Educational Facilities Authority (RB) Series B
   5.000%, 07/01/19............................................... 2,330    2,363,133
Princeton Regional School District (GO) (ST AID WITHHLDG)
   1.750%, 02/01/22............................................... 1,095    1,095,000
South Orange & Maplewood School District (GO) (SCH BD RES FD)
   3.000%, 03/01/22...............................................   350      360,175
Township of Livingston (GO)
   3.000%, 01/15/21...............................................   350      359,153
Township of Parsippany-Troy Hills (GO) Series ABCD
   2.000%, 09/15/22............................................... 4,100    4,112,792
Union County (GO) (ETM) Series B
   3.000%, 03/01/22...............................................    45       46,567
Union County (GO) Series B
   3.000%, 03/01/22............................................... 2,315    2,400,539
                                                                          -----------
TOTAL NEW JERSEY..................................................         25,788,312
                                                                          -----------
NEW MEXICO -- (1.1%)
City of Albuquerque (GO) Series A
   5.000%, 07/01/24............................................... 1,300    1,510,535
Farmington Municipal School District No. 5 (GO) (ST AID WITHHLDG)
   4.000%, 09/01/20...............................................   945      978,623
Las Cruces School District No. 2 (GO) (ST AID WITHHLDG) Series A
   4.000%, 08/01/19............................................... 1,000    1,011,310
   4.000%, 08/01/20...............................................   125      129,216

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
                                                             ------
NEW MEXICO -- (Continued)
New Mexico State Severance Tax Permanent Fund (RB) Series A
   5.000%, 07/01/19.........................................  2,000 $ 2,027,520
   5.000%, 07/01/27.........................................  2,000   2,434,560
New Mexico State Severance Tax Permanent Fund (RB) Series B
   4.000%, 07/01/20.........................................  4,100   4,232,963
Santa Fe County (GO)
   5.000%, 07/01/22.........................................  1,000   1,107,510
Santa Fe Public School District (GO) (ST AID WITHHLDG)
   5.000%, 08/01/20.........................................  3,270   3,428,268
   5.000%, 08/01/24.........................................  2,000   2,323,000
                                                                    -----------
TOTAL NEW MEXICO............................................         19,183,505
                                                                    -----------
NEW YORK -- (5.0%)
Brewster Central School District (GO) (ST AID WITHHLDG)
   2.000%, 10/01/19.........................................  1,000   1,002,860
City of New York (GO) Series A
   5.000%, 08/01/24.........................................  3,860   4,494,352
   5.000%, 08/01/26.........................................  7,015   8,445,359
City of New York (GO) Series B
   5.000%, 08/01/19.........................................    600     610,038
   5.000%, 08/01/21.........................................    450     486,194
   5.000%, 08/01/22.........................................    600     666,414
City of New York (GO) Series C
   5.000%, 08/01/20.........................................  5,625   5,904,056
   5.000%, 08/01/22.........................................  1,500   1,666,035
City of New York (GO) Series D
   5.000%, 08/01/22.........................................  1,055   1,171,778
City of New York (GO) Series E
   5.000%, 08/01/21.........................................  3,975   4,294,709
   5.000%, 08/01/23.........................................  6,000   6,830,460
City of New York (GO) Series H
   5.000%, 08/01/22.........................................  1,000   1,110,690
Kingston City School District (GO) (ST AID WITHHLDG)
   3.000%, 06/01/26.........................................  2,000   2,103,500
New York State Dormitory Authority (RB) Series A
   3.000%, 07/01/20.........................................  1,615   1,647,946
   5.000%, 03/15/23.........................................    200     225,858
New York State Dormitory Authority (RB) Series B
   5.000%, 02/15/22......................................... 10,200  11,190,114
   5.000%, 02/15/24.........................................  4,900   5,643,232
New York State Dormitory Authority (RB) Series C
   5.000%, 03/15/19.........................................    825     828,275
   5.000%, 03/15/27.........................................  1,265   1,539,442
New York State Dormitory Authority (RB) Series D
   5.000%, 02/15/24.........................................  9,950  11,459,216
New York State Dormitory Authority (RB) Series E
   5.000%, 03/15/21.........................................  2,000   2,137,300
New York State Dormitory Authority (RB) Series E-GROUP 1
   5.000%, 03/15/28.........................................  2,505   3,088,314
New York State Urban Development Corp. (RB) Series A
   5.000%, 03/15/19.........................................  1,630   1,636,471
   5.000%, 03/15/22.........................................  1,250   1,374,175
   5.000%, 03/15/25.........................................  3,440   4,048,398
Penfield Central School District (GO) (AGC ST AID WITHHLDG)
   3.750%, 06/15/19.........................................    150     151,190
Sachem Central School District (GO) (ST AID WITHHLDG)
   5.000%, 10/15/19.........................................  1,300   1,330,862
Town of Cheektowaga (GO)
   5.000%, 07/15/23.........................................    300     340,851
Town of Huntington (GO)
   2.000%, 12/01/23.........................................    100     101,337
Triborough Bridge & Tunnel Authority (RB) Series B
   5.000%, 11/15/20.........................................  4,000   4,235,520
Triborough Bridge & Tunnel Authority (RB) Series C1
   4.000%, 11/15/27.........................................  1,250   1,442,750
                                                                    -----------
TOTAL NEW YORK..............................................         91,207,696
                                                                    -----------
NORTH CAROLINA -- (5.3%)
City of Charlotte Water & Sewer System Revenue (RB)
   5.000%, 07/01/19.........................................  2,000   2,028,020
City of Greensboro (GO) Series B
   5.000%, 10/01/27.........................................  4,430   5,461,836
City of Raleigh (GO) Series A
   5.000%, 09/01/22.........................................  2,685   2,992,513

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                   FACE
                                                                  AMOUNT    VALUE+
                                                                  ------ ------------
                                                                  (000)
                                                                  ------
NORTH CAROLINA -- (Continued)
Forsyth County (GO)
            4.000%, 12/01/21..................................... 3,500  $  3,724,595
Guilford County (GO) Series A
            5.000%, 02/01/22..................................... 1,800     1,973,646
Guilford County (GO) Series B
            5.000%, 05/01/24..................................... 5,000     5,802,200
Johnston County (GO)
            4.000%, 02/01/20..................................... 3,735     3,820,606
Johnston County (GO) Series A
            5.000%, 02/01/21..................................... 2,995     3,190,184
Moore County (GO)
            5.000%, 06/01/22..................................... 2,740     3,027,289
New Hanover County (GO)
            4.000%, 08/01/19..................................... 2,280     2,306,904
            5.000%, 02/01/23.....................................   250       281,502
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC)
  (ETM) Series B
            6.000%, 01/01/22..................................... 9,700    10,854,979
North Carolina State (GO) Series A
            5.000%, 06/01/28..................................... 5,035     6,265,554
North Carolina State (GO) Series B
            5.000%, 06/01/25..................................... 9,090    10,803,465
North Carolina State (GO) Series C
            5.000%, 05/01/20..................................... 3,270     3,404,005
            4.000%, 05/01/22..................................... 3,000     3,220,590
North Carolina State (GO) Series D
            4.000%, 06/01/21..................................... 5,000     5,262,600
            4.000%, 06/01/23..................................... 8,700     9,516,669
North Carolina State (GO) Series E
            5.000%, 05/01/19..................................... 5,000     5,041,550
Wake County (GO).................................................
            5.000%, 09/01/21..................................... 1,450     1,571,945
Wake County (GO) Series A
            5.000%, 03/01/28..................................... 2,000     2,478,800
Wake County (GO) Series C
            5.000%, 03/01/24..................................... 3,000     3,469,890
                                                                         ------------
TOTAL NORTH CAROLINA.............................................          96,499,342
                                                                         ------------
OHIO -- (5.8%)
City of Cincinnati (GO) Series A
            4.000%, 12/01/21..................................... 2,645     2,810,551
City of Cincinnati (GO) Series C
            5.000%, 12/01/19..................................... 2,955     3,035,731
City of Columbus (GO) Series 1
            5.000%, 07/01/22..................................... 4,100     4,546,121
City of Columbus (GO) Series 2017-1
            4.000%, 04/01/27..................................... 3,690     4,189,368
City of Columbus (GO) Series A
            2.000%, 08/15/20..................................... 3,285     3,302,312
            3.000%, 07/01/21.....................................   470       484,579
            4.000%, 04/01/22..................................... 2,000     2,141,480
            3.000%, 07/01/22.....................................   700       730,002
            2.000%, 08/15/22..................................... 6,160     6,223,078
            4.000%, 07/01/23..................................... 4,995     5,469,775
            4.000%, 04/01/27..................................... 8,800     9,990,904
City of Columbus (GO) Series A
            4.000%, 04/01/24..................................... 4,000     4,429,480
Hamilton County Sewer System Revenue (RB) Series A
            5.000%, 12/01/21.....................................   200       217,836
Ohio Higher Educational Facility Commission (RB)
(currency)  5.250%, 07/01/44 (Pre-refunded @ $100, 7/1/20)....... 1,875     1,965,337
Ohio State (GO)
            5.000%, 09/01/19..................................... 6,000     6,115,200
Ohio State (GO) Series A
            5.000%, 09/01/19.....................................   550       560,560
            3.000%, 02/01/22.....................................   500       519,030
            5.000%, 08/01/22..................................... 4,005     4,446,711
            5.000%, 08/01/22..................................... 3,000     3,333,150
            5.000%, 09/15/22.....................................   250       278,450
            5.000%, 09/15/22.....................................   500       557,215
            5.000%, 09/01/25..................................... 5,550     6,612,381
Ohio State (GO) Series B
            5.000%, 09/15/19..................................... 2,065     2,107,291
            5.000%, 08/01/20..................................... 3,020     3,166,621
            5.000%, 06/15/21..................................... 1,500     1,614,915
            5.000%, 06/15/22..................................... 4,000     4,428,320
            5.000%, 09/01/27.....................................   625       765,994
            5.000%, 09/15/27..................................... 1,500     1,839,780
Ohio State (GO) Series C
            5.000%, 09/15/21..................................... 1,000     1,084,270
            5.000%, 09/15/21..................................... 4,500     4,879,215
            5.000%, 08/01/27..................................... 6,880     8,424,354
Upper Arlington City School District (GO) Series A
            5.000%, 12/01/27..................................... 3,190     3,905,676
                                                                         ------------
TOTAL OHIO.......................................................         104,175,687
                                                                         ------------
OKLAHOMA -- (0.1%)
City of Oklahoma (GO)
            5.000%, 03/01/19..................................... 1,310     1,313,327

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                             FACE
                                                                                            AMOUNT   VALUE+
                                                                                            ------ -----------
                                                                                            (000)
-                                                                                           ------
OKLAHOMA -- (Continued)
City of Oklahoma City (GO)
   4.000%, 03/01/23........................................................................  1,000 $ 1,088,110
                                                                                                   -----------
TOTAL OKLAHOMA.............................................................................          2,401,437
                                                                                                   -----------
OREGON -- (1.8%)
City of Portland (GO)
   4.000%, 06/01/20........................................................................    935     963,789
City of Portland Sewer System Revenue (RB) Series A
   5.000%, 06/15/26........................................................................  1,550   1,863,364
City of Portland Water System Revenue (RB) Series A
   5.000%, 04/01/21........................................................................  8,000   8,561,680
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
   5.000%, 06/15/22........................................................................  1,215   1,344,264
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
   5.000%, 06/15/27........................................................................  4,680   5,699,912
Lane County School District No. 4J Eugene (GO) (SCH BD GTY) Series A
   5.000%, 06/15/23........................................................................  3,355   3,806,583
Oregon State (GO)
   5.000%, 12/01/24........................................................................  2,290   2,686,536
Oregon State (GO) Series A
   5.000%, 05/01/21........................................................................    200     214,634
Oregon State Department of Transportation (RB) Series B
   5.000%, 11/15/26........................................................................  3,500   4,258,625
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series
   5.000%, 06/15/27........................................................................  2,390   2,916,995
                                                                                                   -----------
TOTAL OREGON...............................................................................         32,316,382
                                                                                                   -----------
PENNSYLVANIA -- (1.3%)
Commonwealth of Pennsylvania (GO) Series 1
   5.000%, 04/01/22........................................................................ 11,260  12,328,462
Commonwealth of Pennsylvania (GO) Series REF
   5.000%, 07/01/22........................................................................  2,000   2,203,640
Montgomery County (GO)
   5.000%, 05/01/23........................................................................  5,255   5,954,703
Pennsylvania Economic Development Financing Authority (RB) Series A
   5.000%, 07/01/19........................................................................  1,300   1,317,732
West View Municipal Authority Water Revenue (RB)
   4.000%, 11/15/20........................................................................  1,100   1,144,759
                                                                                                   -----------
TOTAL PENNSYLVANIA.........................................................................         22,949,296
                                                                                                   -----------
RHODE ISLAND -- (1.4%)
Rhode Island State (GO)
   5.000%, 08/01/22........................................................................  1,605   1,779,207
Rhode Island State (GO) Series A
   5.000%, 08/01/19........................................................................  8,000   8,131,040
Rhode Island State (GO) Series C
   5.000%, 08/01/19........................................................................  9,185   9,335,450
   5.000%, 08/01/20........................................................................  4,870   5,106,438
Rhode Island State (GO) Series D
   5.000%, 08/01/22........................................................................    685     759,350
                                                                                                   -----------
TOTAL RHODE ISLAND.........................................................................         25,111,485
                                                                                                   -----------
SOUTH CAROLINA -- (3.1%)
Beaufort County (GO) (ST AID WITHHLDG) Series C
   5.000%, 03/01/22........................................................................  3,485   3,825,903
Berkeley County School District (GO) (SCSDE) Series B
   5.000%, 03/01/22........................................................................  4,120   4,521,700
Charleston County (GO) Series A
   5.000%, 11/01/22........................................................................  4,780   5,351,210
Charleston County (GO) (ST AID WITHHLDG) Series C
   5.000%, 11/01/27........................................................................  2,855   3,528,409
Charleston County School District (GO) (SCSDE) Series A
   5.000%, 02/01/21........................................................................  2,020   2,151,219
City of Charleston Waterworks & Sewer System Revenue (RB)
   5.000%, 01/01/20........................................................................  1,805   1,859,601
City of North Charleston (GO) (ST AID WITHHLDG)
   5.000%, 06/01/21........................................................................    385     413,833
Clemson University (RB)
   3.000%, 05/01/21........................................................................    350     359,180

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                       FACE
                                                                      AMOUNT   VALUE+
                                                                      ------ -----------
                                                                      (000)
                                                                      ------
SOUTH CAROLINA -- (Continued)
Dorchester County School District No. 2 (GO) (SCSDE) Series B
   5.000%, 03/01/25..................................................  1,430 $ 1,682,295
Florence School District One (GO) (SCSDE)
   5.000%, 03/01/20..................................................  3,335   3,453,893
   5.000%, 03/01/21..................................................  3,170   3,381,693
Lexington & Richland School District No. 5 (GO) (SCSDE)
   5.000%, 03/01/19..................................................    945     947,438
Richland County School District No. 1 (GO) (SCSDE) Series 1-A
   5.000%, 03/01/20..................................................  5,480   5,675,362
Richland County School District No. 2 (GO) (SCSDE) Series A
   5.000%, 02/01/21..................................................  2,085   2,221,713
South Carolina State (GO) Series A
   5.000%, 06/01/19..................................................  2,500   2,527,375
South Carolina State (GO) (ST AID WITHHLDG) Series A
   5.000%, 10/01/23..................................................  5,500   6,296,180
South Carolina State (GO) (ST AID WITHHLDG) Series B
   4.000%, 08/01/26..................................................  1,405   1,602,754
York County (GO) (ST AID WITHHLDG)
   5.000%, 04/01/20..................................................  1,900   1,972,903
York County School District No. 1 (GO) (SCSDE)
   5.000%, 03/01/21..................................................  3,790   4,043,892
                                                                             -----------
TOTAL SOUTH CAROLINA.................................................         55,816,553
                                                                             -----------
TENNESSEE -- (3.6%)
City of Clarksville Water Sewer & Gas Revenue (RB)
   5.000%, 02/01/20..................................................  3,150   3,253,037
City of Johnson City (GO)
   3.000%, 06/01/19..................................................    875     878,876
City of Maryville (GO) Series A
   5.000%, 06/01/22..................................................  1,865   2,058,643
City of Memphis (GO) Series A
   5.000%, 11/01/22..................................................  9,695  10,831,157
   5.000%, 04/01/25..................................................  1,945   2,293,563
City of Pigeon Forge (GO)
   4.000%, 06/01/21..................................................    670     703,560
Hamilton County (GO)
   3.000%, 03/01/22..................................................  4,550   4,723,673
Hamilton County (GO) Series A
   5.000%, 04/01/26..................................................  3,000   3,617,400
Knox County (GO)
   5.000%, 06/01/20..................................................  2,585   2,697,628
Maury County (GO)
   5.000%, 04/01/21..................................................  5,105   5,461,533
Maury County (GO) Series B
   5.000%, 04/01/19..................................................  1,000   1,005,330
Metropolitan Government of Nashville & Davidson County (GO)
   5.000%, 07/01/22..................................................  1,000   1,108,110
   4.000%, 07/01/28.................................................. 10,000  11,385,300
Metropolitan Government of Nashville & Davidson County (GO) Series A
   5.000%, 01/01/20..................................................  1,100   1,133,066
   5.000%, 01/01/22..................................................  1,500   1,640,310
Putnam County (GO)
   4.000%, 04/01/23..................................................    975   1,060,547
Shelby County (GO) Series A
   5.000%, 04/01/20..................................................  7,000   7,266,980
Sumner County (GO)
   5.000%, 06/01/21..................................................    110     118,301
Tennessee State (GO) Series B
   5.000%, 08/01/20..................................................  1,945   2,040,033
Town of Greeneville (GO)
   3.000%, 06/01/21..................................................  1,360   1,395,850
Williamson County (GO) Series A
   4.000%, 05/01/22..................................................    300     321,765
Wilson County (GO)
   4.000%, 04/01/20..................................................  1,040   1,067,789
                                                                             -----------
TOTAL TENNESSEE......................................................         66,062,451
                                                                             -----------
TEXAS -- (13.0%)
Aldine Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/25..................................................  4,750   5,570,467
Austin Independent School District (GO) (PSF-GTD)
   5.000%, 08/01/20..................................................    350     367,101
City of Arlington (GO) Series A
   3.000%, 08/15/20..................................................  1,700   1,734,289
City of Austin (GO)
   5.000%, 09/01/20..................................................  1,655   1,740,828
City of Dallas (GO)
   5.000%, 02/15/21..................................................  9,505  10,114,651
City of Denton (GO)
   4.000%, 02/15/22..................................................  2,510   2,672,146

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
                                                                  ------
TEXAS -- (Continued)
City of El Paso (GO)
            5.000%, 08/15/19..................................... 3,505  $3,564,865
City of Fort Worth (GO) Series A
            5.000%, 03/01/25..................................... 5,000   5,857,100
City of Fort Worth Water & Sewer System Revenue (RB)
            5.000%, 02/15/19.....................................   400     400,416
City of Houston (GO) Series A
            5.000%, 03/01/21..................................... 3,100   3,304,383
            5.000%, 03/01/22..................................... 5,890   6,447,312
City of Houston Combined Utility System Revenue (RB) (AGC)
(currency)  5.375%, 11/15/38 (Pre-refunded @ $100, 5/15/19)...... 4,735   4,784,291
City of Lubbock (GO)
            5.000%, 02/15/23..................................... 1,000   1,120,560
City of Richardson (GO)
            5.000%, 02/15/27..................................... 1,715   2,066,712
City of San Antonio (GO)
            5.000%, 02/01/20..................................... 1,000   1,033,020
City of San Antonio Electric & Gas Systems Revenue (RB)
            5.000%, 02/01/21.....................................   720     766,044
            5.000%, 02/01/21..................................... 3,000   3,193,680
City of San Antonio Electric & Gas Systems Revenue (RB) Series D
            5.000%, 02/01/19.....................................   400     400,000
City of Southlake (GO)
            3.000%, 02/15/23..................................... 1,510   1,578,932
Clear Creek Independent School District (GO) (PSF-GTD) Series A
            5.000%, 02/15/25..................................... 2,175   2,546,642
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/21..................................... 3,500   3,728,830
Dallas Area Rapid Transit (RB) Series B
            5.000%, 12/01/21..................................... 2,545   2,774,890
Dallas Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/19..................................... 3,480   3,483,654
El Paso Independent School District (GO) (PSF-GTD)
            5.000%, 08/15/24.....................................   500     581,005
Galveston County (GO)
            5.000%, 02/01/22..................................... 1,000   1,093,100
Grayson County (GO)
            5.000%, 01/01/21..................................... 1,990   2,110,455
Harris County (GO) Series A
            5.000%, 10/01/19..................................... 4,345   4,438,678
            5.000%, 10/01/19..................................... 3,500   3,575,460
Hays Consolidated Independent School District (GO) (PSF-GTD)
            5.000%, 08/15/23..................................... 1,355   1,534,619
Hidalgo County Drain District No. 1 (GO)
            5.000%, 09/01/22..................................... 1,000   1,104,820
Highland Park Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20..................................... 1,790   1,850,645
Houston Higher Education Finance Corp. (RB) Series A
(currency)  6.875%, 05/15/41 (Pre-refunded @ $100, 5/15/21)...... 3,225   3,578,234
Humble Independent School District (GO) (PSF-GTD) Series A
            2.000%, 02/15/19.....................................   100     100,014
            5.500%, 02/15/25..................................... 7,000   8,407,350
Katy Independent School District (GO) (PSF-GTD) Series A
            5.000%, 02/15/20..................................... 3,820   3,949,422
La Porte Independent School District (GO)
            5.000%, 02/15/21..................................... 1,700   1,812,557
Lake Travis Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20..................................... 3,480   3,597,902
Mansfield Independent School District (GO)
            5.000%, 02/15/20..................................... 1,000   1,033,980
Mansfield Independent School District (GO) (PSF-GTD) Series A
            5.000%, 02/15/22.....................................   895     980,481
North Texas Municipal Water District Water System Revenue (RB)
            5.000%, 09/01/24..................................... 5,715   6,634,772
Northside Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/23..................................... 4,535   5,089,222
            5.000%, 08/15/25..................................... 1,880   2,221,145
Northside Independent School District (GO) (PSF-GTD) Series A
            4.000%, 08/15/24..................................... 5,215   5,772,901

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                                   FACE
                                                                                  AMOUNT    VALUE+
                                                                                  ------ ------------
                                                                                  (000)
                                                                                  ------
TEXAS -- (Continued)
Northwest Independent School District (GO) (PSF-GTD) Series A
   5.000%, 02/15/24..............................................................  1,695 $  1,946,826
Permanent University Fund - Texas A&M University System (RB)
   5.000%, 07/01/23..............................................................  3,500    3,970,960
Permanent University Fund - University of Texas System (RB) Series B
   5.000%, 07/01/26..............................................................  5,500    6,614,025
Plano Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/24.............................................................. 11,000   12,657,040
San Antonio Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/20..............................................................  4,100    4,238,908
Spring Independent School District (GO) (PSF-GTD)
   5.000%, 08/15/19..............................................................  5,000    5,089,150
Spring Independent School District (GO) (BAM)
   5.000%, 08/15/24..............................................................  4,985    5,761,464
Tarrant Regional Water District (RB)
   6.000%, 09/01/24..............................................................  3,450    4,190,784
Texas A&M University (RB) Series B
   5.000%, 05/15/21..............................................................  4,000    4,292,080
Texas State (GO)
   5.000%, 04/01/23.............................................................. 10,000   11,276,300
   5.000%, 10/01/23.............................................................. 15,345   17,514,630
Texas State (GO) Series A
   5.000%, 10/01/19..............................................................  1,900    1,942,104
   5.000%, 04/01/25..............................................................  1,000    1,178,060
Texas Transportation Commission State Highway Fund (RB)
   5.250%, 04/01/26..............................................................    300      365,166
   5.000%, 10/01/26..............................................................  4,340    5,249,838
Texas Transportation Commission State Highway Fund (RB) Series A
   5.000%, 04/01/20..............................................................  7,900    8,201,306
Trinity River Authority Central Regional Wastewater System Revenue (RB)..........
   5.000%, 08/01/27..............................................................  3,150    3,813,484
University of Texas System (The) (RB) Series J
   5.000%, 08/15/25..............................................................  2,500    2,973,850
   5.000%, 08/15/26..............................................................  1,500    1,810,800
Via Metropolitan Transit (RB)
   5.000%, 07/15/20..............................................................  2,495    2,614,012
                                                                                         ------------
TOTAL TEXAS......................................................................         234,418,362
                                                                                         ------------
UTAH -- (1.6%)
North Davis County Sewer District (RB)
   3.000%, 03/01/21..............................................................  2,135    2,190,894
Utah State (GO)
   5.000%, 07/01/22.............................................................. 11,285   12,520,933
   5.000%, 07/01/27..............................................................  4,435    5,452,212
Utah State (GO) Series C
   5.000%, 07/01/19..............................................................  1,100    1,115,004
Washington County School District Board of Education/St George (GO) (SCH BD GTY)
   5.000%, 03/01/20..............................................................  2,135    2,210,408
   5.000%, 03/01/22..............................................................  4,465    4,908,821
                                                                                         ------------
TOTAL UTAH.......................................................................          28,398,272
                                                                                         ------------
VERMONT -- (0.2%)
Vermont State (GO) Series B
   5.000%, 08/15/23..............................................................  1,270    1,449,616
Vermont State (GO) Series C
   4.000%, 08/15/23..............................................................    225      247,059
Vermont State (GO) Series F
   5.000%, 08/15/20..............................................................  1,100    1,154,945
                                                                                         ------------
TOTAL VERMONT....................................................................           2,851,620
                                                                                         ------------
VIRGINIA -- (4.2%)
Arlington County (GO)
   5.000%, 08/15/22..............................................................  3,000    3,342,210
City of Alexandria (GO) (ST AID WITHHLDG) Series A
   5.000%, 07/15/27..............................................................  3,160    3,885,125
City of Hampton (GO) (ST AID WITHHLDG) Series B
   5.000%, 09/01/21..............................................................  3,000    3,249,930
   5.000%, 09/01/22..............................................................  2,050    2,282,901
City of Lynchburg (GO)
   5.000%, 02/01/20..............................................................  1,390    1,435,898
City of Norfolk (GO) (ST AID WITHHLDG) Series C
   5.000%, 10/01/19..............................................................  2,505    2,560,160
City of Richmond (GO) (ST AID WITHHLDG) Series A
   5.000%, 03/01/21..............................................................  1,370    1,462,941
City of Richmond (GO) (ST AID WITHHLDG) Series B
   5.000%, 07/15/26..............................................................  3,635    4,394,388
City of Richmond (GO) (ST AID WITHHLDG) Series D
   5.000%, 03/01/27..............................................................  3,275    3,990,588

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                      FACE
                                                                     AMOUNT   VALUE+
                                                                     ------ -----------
                                                                     (000)
                                                                     ------
VIRGINIA -- (Continued)
City of Richmond (GO) Series B
   5.000%, 07/15/25................................................. 5,350  $ 6,366,125
City of Roanoke (GO) (ST AID WITHHLDG)
   4.000%, 04/01/20................................................. 1,000    1,027,070
Commonwealth of Virginia (GO) Series
   4.000%, 06/01/23................................................. 2,500    2,735,450
Commonwealth of Virginia (GO) Series A
   5.000%, 06/01/25.................................................   500      594,905
Fairfax County (GO) (ST AID WITHHLDG) Series A
   5.000%, 10/01/19................................................. 3,880    3,965,709
   5.000%, 10/01/19................................................. 2,500    2,555,225
   5.000%, 10/01/26................................................. 1,000    1,216,770
   5.000%, 10/01/27................................................. 1,000    1,235,600
Fairfax County (GO) (ST AID WITHHLDG) Series C
   5.000%, 10/01/19................................................. 6,925    7,077,973
Henrico County (GO) (ST AID WITHHLDG)
   5.000%, 08/01/27................................................. 1,680    2,065,913
   5.000%, 08/01/28................................................. 2,905    3,620,879
Loudoun County (GO) (ST AID WITHHLDG) Series A
   5.000%, 12/01/22................................................. 4,000    4,493,080
Pittsylvania County (GO) (ST AID WITHHLDG)
   5.000%, 02/01/21.................................................   250      266,240
Spotsylvania County Water & Sewer System Revenue (RB)
   5.000%, 06/01/19................................................. 2,885    2,916,302
University of Virginia (RB) Series B
   5.000%, 08/01/21................................................. 6,250    6,767,000
Virginia Resources Authority (RB) Series B
   4.000%, 10/01/19................................................. 2,000    2,031,140
Virginia Resources Authority (RB) Series D
   5.000%, 11/01/20.................................................   745      787,919
                                                                            -----------
TOTAL VIRGINIA......................................................         76,327,441
                                                                            -----------
WASHINGTON -- (6.6%)
Benton County School District No. 400 Richland (GO) (SCH BD GTY)
   5.000%, 12/01/22................................................. 4,705    5,266,401
City of Seattle (GO)
   5.000%, 12/01/19................................................. 1,500    1,541,100
   5.000%, 12/01/20................................................. 2,745    2,909,069
City of Seattle Drainage & Wastewater Revenue (RB)
   5.000%, 09/01/20................................................. 3,665    3,853,894
   5.000%, 07/01/27................................................. 8,400   10,210,704
City of Seattle Municipal Light & Power Revenue (RB)
   5.000%, 09/01/20.................................................   350      367,927
City of Seattle Municipal Light & Power Revenue (RB) Series A
   5.000%, 06/01/19................................................. 1,525    1,541,546
   5.000%, 06/01/22.................................................   310      342,928
City of Seattle Water System Revenue (RB)
   5.000%, 09/01/22................................................. 6,000    6,678,300
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
   4.000%, 12/01/21................................................. 1,000    1,062,590
   4.000%, 12/01/22................................................. 2,630    2,846,239
County of Kitsap WA (GO)
   5.000%, 06/01/21.................................................   200      214,884
King County (GO)
   5.000%, 01/01/21.................................................   425      451,716
King County (GO) Series A
   5.000%, 07/01/19................................................. 1,110    1,125,274
   5.000%, 07/01/20................................................. 2,650    2,773,410
King County (GO) Series E
   5.000%, 12/01/19................................................. 1,300    1,335,841
   5.000%, 12/01/25.................................................   955    1,143,641
King County School District No. 400 Mercer Island (GO) (SCH BD GTY)
   5.000%, 12/01/22................................................. 1,145    1,281,621
King County School District No. 403 Renton (GO) (SCH BD GTY)
   5.000%, 12/01/19................................................. 1,150    1,181,314
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
   5.000%, 12/01/23................................................. 3,500    4,012,540
King County School District No. 412 Shoreline (GO) (SCH BD GTY)
   4.000%, 12/01/21................................................. 1,000    1,062,590
King County Sewer Revenue (RB) Series B
   5.000%, 07/01/22................................................. 1,000    1,107,410
North Thurston Public Schools (GO) (SCH BD GTY)
   5.000%, 12/01/20................................................. 2,880    3,050,554
Skagit County School District No. 103 Anacortes (GO) (SCH BD GTY)
   5.000%, 12/01/19................................................. 1,925    1,976,936

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                       FACE
                                                                      AMOUNT     VALUE+
                                                                      ------ --------------
                                                                      (000)
                                                                      ------
WASHINGTON -- (Continued)
   5.000%, 12/01/20.................................................. 2,245  $    2,376,692
Snohomish County Public Utility District No. 1 (RB)
   5.000%, 12/01/19.................................................. 1,655       1,700,347
Snohomish County School District No. 15 Edmonds (GO) (SCH BD GTY)
   5.000%, 12/01/20.................................................. 2,555       2,706,307
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
   5.000%, 12/01/25.................................................. 4,000       4,773,160
Spokane County (GO)
   5.000%, 12/01/22.................................................. 1,025       1,145,284
Tacoma Metropolitan Park District (GO) Series B
   5.000%, 12/01/21..................................................   150         163,290
Thurston County School District No. 111 Olympia (GO) (SCH BD GTY)
   5.000%, 12/01/21..................................................   425         463,514
University of Washington (RB) Series A
   5.000%, 07/01/22.................................................. 6,505       7,205,979
Washington State (GO) Series
   5.000%, 07/01/23.................................................. 3,800       4,314,786
Washington State (GO) Series 2013A
   5.000%, 08/01/21..................................................   225         243,153
Washington State (GO) Series A
   5.000%, 08/01/23..................................................   750         853,455
Washington State (GO) Series B
   5.000%, 07/01/25.................................................. 1,500       1,777,305
Washington State (GO) Series C
   5.000%, 02/01/23.................................................. 1,500       1,685,925
Washington State (GO) Series D
   5.000%, 07/01/20.................................................. 5,000       5,232,850
Washington State (GO) Series R-2012C
   4.000%, 07/01/21.................................................. 1,610       1,697,777
Washington State (GO) Series R-2013A
   5.000%, 07/01/21.................................................. 7,000       7,546,140
Washington State (GO) Series R-2015
   5.000%, 07/01/22.................................................. 3,720       4,122,169
Washington State (GO) Series R-2015-C
   5.000%, 07/01/20.................................................. 2,000       2,093,140
Washington State (GO) Series R-2015E
   5.000%, 07/01/21.................................................. 5,000       5,390,100
Washington State (GO) Series R-2018D
   5.000%, 08/01/25.................................................. 3,635       4,315,254
Washington State (GO) Series R-C
   5.000%, 07/01/19.................................................. 1,750       1,774,307
                                                                             --------------
TOTAL WASHINGTON.....................................................           118,919,363
                                                                             --------------
WEST VIRGINIA -- (0.5%)
Jefferson County Board of Education (GO) (WV BD COMM)
   4.000%, 05/01/20..................................................   130         133,493
West Virginia State (GO) Series A
   5.000%, 06/01/19.................................................. 9,525       9,628,346
                                                                             --------------
TOTAL WEST VIRGINIA..................................................             9,761,839
                                                                             --------------
WISCONSIN -- (0.9%)
City of Milwaukee (GO) Series N4
   5.000%, 04/01/27.................................................. 2,000       2,409,440
City of Oshkosh (GO) Series B
   3.000%, 12/01/23..................................................   445         467,041
Oregon School District (GO)
   3.000%, 03/01/21..................................................   430         439,753
Sun Prairie Area School District (GO)
   4.000%, 03/01/20..................................................   570         583,902
Wisconsin State (GO) Series
   5.000%, 05/01/20.................................................. 3,295       3,430,458
Wisconsin State (GO) Series 2
   5.000%, 11/01/20.................................................. 5,610       5,932,182
Wisconsin State (GO) Series 3
   5.000%, 11/01/22.................................................. 3,110       3,479,250
                                                                             --------------
TOTAL WISCONSIN......................................................            16,742,026
                                                                             --------------
TOTAL MUNICIPAL BONDS................................................         1,809,928,590
                                                                             --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,796,776,904)^^................        $1,809,928,590
                                                                             ==============

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                               LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                               ------- -------------- ------- --------------
Municipal Bonds...............   --    $1,809,928,590   --    $1,809,928,590
                                 --    --------------   --    --------------
TOTAL.........................   --    $1,809,928,590   --    $1,809,928,590
                                 ==    ==============   ==    ==============

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
                                                                  ------
MUNICIPAL BONDS -- (100.0%)
CALIFORNIA -- (100.0%)
Acton-Agua Dulce Unified School District (GO) (AGM) Series A
(currency)  4.500%, 08/01/23 (Pre-refunded @ $100, 8/1/19).......    850 $   862,657
Alameda County Transportation Commission (RB)
            5.000%, 03/01/20.....................................  4,500   4,671,225
Alhambra Unified School District (GO) Series A
            3.000%, 08/01/19.....................................    700     705,642
            3.000%, 08/01/19.....................................    575     579,635
            4.000%, 08/01/20.....................................    750     778,463
            4.000%, 08/01/20.....................................    585     607,201
Anaheim Housing & Public Improvements Authority (RB)
(currency)  5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/21)......  1,910   2,083,543
(currency)  5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/21)......  3,225   3,518,023
Anaheim Union High School District (GO)
            5.000%, 08/01/19.....................................    400     407,128
            5.000%, 08/01/19.....................................  7,200   7,328,304
Bay Area Toll Authority (RB)
            5.000%, 04/01/19.....................................    775     779,495
Bay Area Toll Authority (RB) Series F-1
(currency)  5.000%, 04/01/34 (Pre-refunded @ $100, 4/1/19).......  1,000   1,005,670
(currency)  5.125%, 04/01/39 (Pre-refunded @ $100, 4/1/19).......  9,125   9,178,472
(currency)  5.625%, 04/01/44 (Pre-refunded @ $100, 4/1/19)....... 14,075  14,168,599
Bay Area Toll Authority (RB) Series F-2
            4.000%, 04/01/20..................................... 12,780  13,164,806
            4.000%, 04/01/21.....................................  1,500   1,580,640
Berkeley Unified School District (GO) Series
            5.000%, 08/01/23.....................................    295     339,825
Berkeley Unified School District (GO) Series A
            4.000%, 08/01/19.....................................    500     506,470
California Educational Facilities Authority (RB)
            Series A.............................................
            4.000%, 11/01/19.....................................    850     865,470
California Health Facilities Financing Authority (RB)
(currency)  5.000%, 08/15/39 (Pre-refunded @ $100, 8/15/19)...... 11,190  11,393,098
California Health Facilities Financing Authority (RB) Series A
(currency)  6.000%, 07/01/39 (Pre-refunded @ $100, 7/1/19).......  6,100   6,210,166
California Municipal Finance Authority
(currency)  5.500%, 02/01/39 (Pre-refunded @ $100, 2/1/19).......  7,000   7,000,000
California State (GO)
            5.000%, 02/01/19..................................... 10,940  10,940,000
            5.000%, 04/01/19.....................................  5,960   5,993,674
            5.500%, 04/01/19..................................... 11,420  11,493,545
            5.000%, 08/01/19.....................................  2,340   2,379,967
            5.000%, 08/01/19.....................................  4,460   4,536,177
            5.000%, 09/01/19.....................................  5,815   5,931,009
            5.000%, 09/01/19.....................................  4,000   4,079,800
            5.000%, 09/01/19.....................................  5,000   5,099,750
            5.000%, 10/01/19.....................................  1,500   1,534,140
            5.000%, 10/01/19.....................................  5,000   5,113,800
            5.000%, 10/01/19.....................................  5,340   5,461,538
            5.000%, 10/01/19..................................... 19,000  19,432,440
            2.000%, 11/01/19.....................................  8,000   8,028,720
            4.000%, 11/01/19.....................................    225     229,113
            4.000%, 11/01/19.....................................  1,095   1,115,017
            5.000%, 11/01/19.....................................  3,545   3,635,823
            5.000%, 11/01/19.....................................  5,935   6,087,055
            5.000%, 02/01/20..................................... 12,870  13,303,976
            5.000%, 04/01/20.....................................    325     337,740
            5.000%, 04/01/20.....................................  3,705   3,850,236
            5.000%, 08/01/20.....................................  7,440   7,814,753
            5.000%, 08/01/20.....................................  2,415   2,536,644
            5.000%, 09/01/20.....................................    700     737,198
            5.000%, 10/01/20.....................................  1,580   1,668,338
            5.000%, 10/01/20.....................................  3,410   3,600,653
            5.000%, 10/01/20.....................................  1,610   1,700,015
            5.000%, 10/01/20..................................... 11,000  11,615,010
            5.000%, 11/01/20.....................................  8,000   8,469,440

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
                                                                  ------
CALIFORNIA -- (Continued)
            5.000%, 02/01/21.....................................  1,575 $ 1,679,234
            5.000%, 02/01/21.....................................    650     693,017
            5.000%, 04/01/21.....................................    795     851,222
            5.000%, 08/01/21.....................................  8,060   8,714,391
            5.000%, 09/01/21.....................................  2,645   2,866,069
            5.000%, 09/01/21.....................................  7,845   8,500,685
            5.000%, 09/01/21.....................................  6,070   6,577,331
            5.000%, 10/01/21.....................................  9,650  10,481,926
            5.000%, 12/01/21.....................................  2,000   2,182,980
            5.000%, 03/01/22.....................................  1,075   1,181,511
            5.000%, 04/01/22.....................................  1,800   1,983,042
            5.000%, 08/01/22.....................................  2,250   2,501,482
            5.000%, 08/01/22.....................................    785     872,739
            5.250%, 09/01/22.....................................  5,750   6,455,007
            5.250%, 10/01/22.....................................    500     562,690
(currency)  6.500%, 04/01/33 (Pre-refunded @ $100, 4/1/19).......  5,215   5,256,772
(currency)  6.000%, 04/01/35 (Pre-refunded @ $100, 4/1/19).......  6,330   6,375,829
(currency)  6.000%, 04/01/38 (Pre-refunded @ $100, 4/1/19).......  6,725   6,773,689
California State (GO) Series A
(currency)  5.250%, 07/01/21 (Pre-refunded @ $100, 7/1/19).......  8,140   8,265,682
(currency)  5.250%, 07/01/21 (Pre-refunded @ $100, 7/1/19).......  2,820   2,863,541
California State (GO) Series B
            5.000%, 09/01/19.....................................  5,000   5,099,750
            5.000%, 09/01/20.....................................  3,600   3,791,304
            5.000%, 09/01/21.....................................    840     910,207
California State (GO) (ETM) Series A
            4.600%, 07/01/19.....................................  1,000   1,012,800
            5.000%, 07/01/19.....................................  8,930   9,058,771
California State Department of Water Resources (RB) Series AS
            5.000%, 12/01/19.....................................  2,070   2,131,396
            5.000%, 12/01/22.....................................  3,355   3,797,894
California State Department of Water Resources (RB) (ETM) Series
  AS
            5.000%, 12/01/22.....................................     35      39,411
California State Department of Water Resources Power Supply
  Revenue (RB) Series
            4.000%, 05/01/19.....................................  1,515   1,524,317
            5.000%, 05/01/19..................................... 22,610  22,803,315
            5.000%, 05/01/20.....................................  4,005   4,177,736
California State Department of Water Resources Power Supply
  Revenue (RB) Series L
(currency)  5.000%, 05/01/22 (Pre-refunded @ $ 100, 5/1/20)......  4,600   4,798,950
California State Department of Water Resources Power Supply
  Revenue (RB) Series O
            5.000%, 05/01/21..................................... 15,855  17,069,810
California State Public Works Board (RB)
(currency)  5.500%, 03/01/25 (Pre-refunded @ $ 100, 3/1/20)......  2,020   2,106,698
(currency)  6.125%, 11/01/29 (Pre-refunded @ $ 100, 11/1/19).....  6,450   6,670,009
(currency)  6.250%, 04/01/34 (Pre-refunded @ $ 100, 4/1/19)......  2,980   3,002,737
(currency)  6.000%, 11/01/34 (Pre-refunded @ $ 100, 11/1/19).....    865     893,381
(currency)  6.375%, 11/01/34 (Pre-refunded @ $ 100, 11/1/19).....  2,550   2,641,647
California State Public Works Board (RB) Series G-1
(currency)  5.750%, 10/01/30 (Pre-refunded @ $ 100, 10/1/19)..... 14,735  15,146,401
California State Public Works Board (RB) (ETM) Series
            5.000%, 09/01/21.....................................  1,050   1,143,870
California State Public Works Board (RB) (ETM) Series F
            5.000%, 10/01/20.....................................  2,015   2,131,064
California State University (RB) Series A
            5.000%, 11/01/19.....................................  1,000   1,026,300
            5.000%, 11/01/21.....................................  2,595   2,843,160
(currency)  5.250%, 11/01/34 (Pre-refunded @ $ 100, 5/1/19)......  9,275   9,360,330
(currency)  6.000%, 11/01/40 (Pre-refunded @ $ 100, 5/1/19)......  2,000   2,021,760
California State University (RB) Series A-
            5.000%, 11/01/19.....................................  3,660   3,756,258

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                               FACE
                                                                             AMOUNT     VALUE+
                                                                             ------   -----------
                                                                              (000)
                                                                             ------
CALIFORNIA -- (Continued)
California Statewide Communities Dev. Authority (RB) (FHA INS)
(currency)    6.625%, 08/01/29 (Pre-refunded @ $100, 8/1/19)................  2,225   $ 2,279,980
California Statewide Communities Dev. Authority (RB) Series A
(currency)    6.000%, 08/15/42 (Pre-refunded @ $100, 8/15/20)...............  5,000     5,333,650
Campbell Union High School District (GO) Series B
              3.000%, 08/01/19..............................................    250       252,015
Central Marin Sanitation Agency (RB)
              3.000%, 09/01/19..............................................  1,160     1,170,579
Chabot-Las Positas Community College District (GO)
              4.000%, 08/01/22..............................................  3,050     3,307,359
City & County of San Francisco (GO) Series
              5.000%, 06/15/20..............................................    750       786,128
              5.000%, 06/15/20..............................................  1,000     1,048,170
City & County of San Francisco (GO) Series A
              4.750%, 06/15/19..............................................    650       657,911
City & County of San Francisco (GO) Series R1
              5.000%, 06/15/20..............................................    865       906,667
              5.000%, 06/15/21..............................................    250       270,913
City of Berkeley (RN)
              3.000%, 07/17/19..............................................  7,000     7,046,410
City of Long Beach Harbor Revenue (RB) Series B
              5.000%, 05/15/19..............................................    815       823,044
City of Los Angeles (GO) Series A
              5.000%, 09/01/20..............................................  9,400     9,913,146
City of Los Angeles (GO) Series B
              5.000%, 09/01/21..............................................  4,700     5,120,180
City of Los Angeles CA (RN)
              4.000%, 06/27/19.............................................. 30,735    31,041,428
City of Los Angeles Wastewater System Revenue (RB) Series A
(currency)    5.375%, 06/01/39 (Pre-refunded @ $100, 6/1/19)................ 19,000    19,239,210
City of Los Angeles Wastewater System Revenue (RB) Series B
              5.000%, 06/01/21..............................................  1,400     1,513,190
City of Pasadena Electric Revenue (RB) Series A
              5.000%, 06/01/22..............................................    385       429,337
City of San Francisco Public Utilities Commission Water Revenue (RB)
              5.000%, 11/01/19..............................................  5,920     6,077,886
              5.000%, 11/01/20..............................................  3,825     4,058,975
              5.000%, 11/01/20..............................................  1,070     1,135,452
              5.000%, 11/01/21..............................................  1,800     1,971,108
              4.000%, 11/01/22..............................................  3,000     3,275,280
              5.000%, 11/01/22..............................................    500       564,015
              5.000%, 11/01/23..............................................  1,835     2,126,948
City of San Francisco Public Utilities Commission Water Revenue (RB) Series
              5.000%, 11/01/19..............................................    275       282,334
(currency)    5.125%, 11/01/39 (Pre-refunded @ $100, 11/1/19)............... 12,875    13,219,535
City of Santa Rosa Wastewater Revenue (RB) Series A
              5.000%, 09/01/21..............................................    760       827,138
City of Tulare Sewer Revenue (RB) (AGM)
              3.000%, 11/15/19..............................................    200       202,286
Colton Joint Unified School District (GO) (AGM)
              4.000%, 08/01/20..............................................  1,000     1,036,440
Contra Costa Water District (RB) Series Q
              5.000%, 10/01/19..............................................  2,545     2,605,291
Contra Costa Water District (RB) Series U
              5.000%, 10/01/19..............................................    350       358,292
County of Los Angeles CA (RN)
              4.000%, 06/28/19.............................................. 43,500    43,940,220
County of Riverside CA (RN)
              4.000%, 06/28/19.............................................. 33,625    33,963,940
County of Santa Clara CA (GO) Series A
(currency)    5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/19)................  5,355     5,447,802
County of Ventura CA (RN)
              2.500%, 07/01/19.............................................. 40,000    40,170,000
Desert Community College District (GO)
              4.000%, 08/01/19..............................................  1,750     1,772,207

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                         FACE
                                                                        AMOUNT     VALUE+
                                                                        ------   -----------
                                                                        (000)
                                                                        ------
CALIFORNIA -- (Continued)
              5.000%, 08/01/21.........................................    665   $   722,569
Dublin Unified School District (GO)
              5.000%, 02/01/19......................................... 11,775    11,775,000
East Bay Regional Park District (GO) Series A
              4.000%, 09/01/21.........................................    210       223,759
East Bay Regional Park District (GO) Series A-
              5.000%, 09/01/20.........................................    810       854,996
              5.000%, 09/01/20.........................................  4,900     5,172,195
East Side Union High School District (GO)
              2.000%, 08/01/20.........................................  1,055     1,063,377
East Side Union High School District (GO) Series B
              3.000%, 08/01/19.........................................  4,000     4,030,640
El Rancho Unified School District (GO) (AGM)
              4.000%, 08/01/20.........................................    780       809,601
Evergreen School District (GO)
              5.000%, 08/01/19.........................................    500       508,910
Fontana Unified School District (GO)
              5.000%, 08/01/19.........................................  1,285     1,307,899
              4.000%, 08/01/20.........................................  3,620     3,757,379
              4.000%, 08/01/21.........................................    530       561,615
Foothill-De Anza Community College District (GO)
              4.000%, 08/01/19.........................................    550       556,980
Fort Bragg Unified School District (GO) (AGM)
(currency)    5.500%, 08/01/31 (Pre-refunded @ $100, 8/1/19)...........    500       509,760
Fremont Unified School District/Alameda County (GO) Series C
              5.000%, 08/01/19......................................... 20,495    20,860,221
              5.000%, 08/01/20......................................... 13,340    14,042,351
Fremont Union High School District (GO)
              5.000%, 08/01/20.........................................  1,000     1,052,650
Gilroy Unified School District (GO) (AGM)
              4.000%, 08/01/23.........................................  1,900     2,091,672
Grossmont Union High School District (GO)
              4.000%, 08/01/20.........................................  2,420     2,511,839
Kern Community College District (GO)
              4.000%, 08/01/20.........................................  5,000     5,189,750
Kern County Series A (AGC) Series A
(currency)    5.750%, 08/01/35 (Pre-refunded @ $100, 2/1/19)...........    520       520,000
Kern High School District (GO) Series A
              3.000%, 08/01/19.........................................  1,925     1,938,898
Livermore Valley Joint Unified School District (GO)
              5.000%, 08/01/20.........................................    800       842,120
Long Beach Unified School District (GO) Series
              5.000%, 08/01/20.........................................  7,375     7,763,294
Los Altos Elementary School District (GO)
              5.000%, 08/01/19.........................................    975       992,375
              4.000%, 08/01/21.........................................  1,550     1,648,735
Los Angeles Community College District (GO)
              5.000%, 08/01/21.........................................  2,890     3,140,187
Los Angeles Community College District (GO) Series
              5.000%, 08/01/23.........................................  3,350     3,849,585
Los Angeles Community College District (GO) Series A
              5.000%, 08/01/20......................................... 10,000    10,525,000
              5.000%, 08/01/21.........................................  2,875     3,123,889
Los Angeles Community College District (GO) Series C
              5.000%, 08/01/20.........................................  1,025     1,078,813
Los Angeles County Metropolitan Transportation Authority (RB)
              5.000%, 07/01/19......................................... 13,665    13,864,372
              5.000%, 07/01/20......................................... 11,960    12,549,628
Los Angeles County Metropolitan Transportation Authority (RB) Series A
              5.000%, 07/01/22.........................................  1,765     1,970,728
Los Angeles County Metropolitan Transportation Authority (RB) Series B
              5.000%, 06/01/19.........................................  1,000     1,011,640
Los Angeles County Metropolitan Transportation Authority (RB) Series C
              5.000%, 07/01/21.........................................  1,400     1,516,494
Los Angeles Department of Water (RB) Series B
              5.000%, 07/01/19.........................................  1,000     1,014,800
              4.000%, 07/01/20.........................................    500       518,205
              4.000%, 07/01/21.........................................    700       742,777

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                             FACE
                                                                            AMOUNT   VALUE+
                                                                            ------ ----------
                                                                            (000)
                                                                            ------
CALIFORNIA -- (Continued)
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
              5.000%, 07/01/19............................................. 2,250  $2,282,557
              5.000%, 07/01/19............................................. 4,230   4,291,208
              5.000%, 07/01/20............................................. 1,050   1,102,070
              5.000%, 07/01/21............................................. 1,750   1,897,787
              5.000%, 07/01/21............................................. 2,000   2,168,900
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
              5.000%, 07/01/20............................................. 1,000   1,050,740
              5.000%, 07/01/21.............................................   875     948,894
Los Angeles Unified School District (GO) Series A
              5.000%, 07/01/19............................................. 4,000   4,057,680
              5.000%, 07/01/19............................................. 6,330   6,421,279
              5.000%, 07/01/19............................................. 3,590   3,641,768
              5.000%, 07/01/21............................................. 3,500   3,780,000
Los Angeles Unified School District (GO) Series A-2
              5.000%, 07/01/21............................................. 4,625   4,995,000
Los Angeles Unified School District (GO) Series B
              5.000%, 07/01/19............................................. 2,400   2,434,608
              5.000%, 07/01/22............................................. 1,350   1,500,687
Los Angeles Unified School District (GO) Series B-1
              5.000%, 07/01/19............................................. 6,080   6,167,674
Los Angeles Unified School District (GO) Series C
              5.000%, 07/01/20............................................. 1,895   1,985,429
              5.000%, 07/01/22............................................. 5,560   6,180,607
              5.000%, 07/01/23............................................. 2,000   2,283,720
Los Angeles Unified School District (GO) Series KRY
              5.000%, 07/01/19............................................. 3,390   3,438,884
Los Rios Community College District (GO) Series A
(currency)    4.750%, 08/01/32 (Pre-refunded @ $100, 8/1/20)............... 5,000   5,237,300
Los Rios Community College District (GO) Series C
              2.000%, 08/01/19............................................. 2,265   2,271,636
Los Rios Community College District (GO) Series F
              2.000%, 08/01/19............................................. 2,740   2,748,028
              2.000%, 08/01/20............................................. 2,365   2,385,173
Manhattan Beach Unified School District (GO) Series A-MEASURE C
              4.000%, 09/01/19............................................. 1,000   1,015,120
              5.000%, 09/01/20............................................. 1,575   1,662,491
Manhattan Beach Unified School District (GO) Series F
              4.000%, 09/01/21.............................................   500     531,975
Marin Community College District (GO) Series B
(currency)    5.000%, 08/01/38 (Pre-refunded @ $100, 8/1/19)............... 5,000   5,086,650
Metropolitan Water District of Southern California (RB) Series A
              5.000%, 07/01/19............................................. 8,000   8,121,040
Metropolitan Water District of Southern California (RB) Series C
              5.000%, 07/01/19............................................. 3,000   3,045,390
Mount Diablo Unified School District (GO)
              5.000%, 02/01/19.............................................   500     500,000
Mountain View Los Altos Union High School District (GO) Series A
              4.000%, 08/01/19............................................. 9,175   9,293,724
Municipal Improvement Corp.of Los Angeles (RB) Series A
              5.000%, 03/01/19............................................. 9,500   9,525,745
New Haven Unified School District (GO) (AGM)
              4.000%, 08/01/19............................................. 1,430   1,448,504
New Haven Unified School District (GO) (BAM) Series B
              5.000%, 08/01/21............................................. 3,100   3,365,980
Northern California Power Agency (RB) Series A
              5.000%, 07/01/19............................................. 1,000   1,014,470
Oakland Unified School District/Alameda County (GO)
              5.000%, 08/01/19............................................. 1,000   1,017,280
              5.000%, 08/01/20.............................................   600     630,954
Oakland Unified School District/Alameda County (GO) Series A
              5.000%, 08/01/19............................................. 3,635   3,697,813
Orange County Sanitation District (RB) Series A
              5.000%, 02/01/24............................................. 5,295   6,183,077
Oxnard Union High School District (GO) Series A
              4.000%, 08/01/19............................................. 2,750   2,785,585
              4.000%, 08/01/20............................................. 3,000   3,113,850

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                   FACE
                                                                  AMOUNT     VALUE+
                                                                  ------   -----------
                                                                  (000)
                                                                  ------
CALIFORNIA -- (Continued)
Padre Dam Municipal Water District Series A Series A
(currency)  5.250%, 10/01/34 (Pre-refunded @ $100, 10/1/19)......  6,100   $ 6,248,352
Palm Springs Unified School District (GO) Series D
            3.000%, 08/01/20.....................................  3,120     3,190,637
Palo Alto Unified School District (GO)
            5.000%, 08/01/19.....................................  8,000     8,142,560
Palomar Community College District (GO)
            5.000%, 05/01/23.....................................    715       818,089
Pasadena Unified School District (GO)
            5.000%, 05/01/20.....................................    550       574,140
Peralta Community College District (GO)
            5.000%, 08/01/19.....................................  2,220     2,259,028
Peralta Community College District (GO) Series B
            5.000%, 08/01/22.....................................  1,845     2,056,529
Redwood City School District (GO)
            4.000%, 08/01/19.....................................  1,000     1,012,940
            4.000%, 08/01/20.....................................    450       467,078
Riverside Unified School District (GO) Series A
            5.000%, 08/01/19.....................................  6,200     6,310,484
Sacramento City Unified School District (GO)
            5.000%, 07/01/24.....................................  1,375     1,540,468
Sacramento Municipal Utility District (RB)
            5.000%, 07/01/19.....................................  3,655     3,707,888
Sacramento Municipal Utility District (RB) Series F
            5.000%, 08/15/19.....................................  3,350     3,412,779
Sacramento Municipal Utility District (RB) Series X
            5.000%, 08/15/21.....................................    750       816,698
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/20.....................................  1,385     1,446,480
            5.000%, 05/01/21.....................................    550       593,533
San Diego Public Facilities Financing Authority Sewer Revenue
  (RB)
            5.000%, 05/15/22.....................................  6,175     6,878,888
San Diego Public Facilities Financing Authority Sewer Revenue
  (RB) Series A
(currency)  5.000%, 05/15/22 (Pre-refunded @ $100, 5/15/19)......  1,695     1,711,696
(currency)  5.250%, 05/15/24 (Pre-refunded @ $100, 5/15/20)......  1,235     1,293,169
(currency)  5.250%, 05/15/39 (Pre-refunded @ $100, 5/15/19)......  3,500     3,537,415
San Diego Public Facilities Financing Authority Sewer Revenue
  (RB) Series B
(currency)  5.000%, 05/15/20 (Pre-refunded @ $100, 5/15/19)......  2,400     2,423,976
San Diego Public Facilities Financing Authority Water Revenue
  (RB) Series
(currency)  5.000%, 08/01/20 (Pre-refunded @ $100, 8/1/19).......  1,045     1,062,849
(currency)  5.375%, 08/01/34 (Pre-refunded @ $100, 8/1/19)....... 13,350    13,602,448
San Diego Unified School District (GO) Series H-
            5.000%, 07/01/19..................................... 15,210    15,431,914
San Diego Unified School District (GO) Series K-
            5.000%, 07/01/19.....................................  2,675     2,714,028
San Diego Unified School District (GO) Series R-3
            5.000%, 07/01/23.....................................  2,000     2,297,500
San Francisco Bay Area Rapid Transit District (GO) Series C
            4.000%, 08/01/19.....................................    300       303,807
San Francisco Community College District (GO)
            5.000%, 06/15/19.....................................  1,625     1,646,239
            5.000%, 06/15/20.....................................  2,700     2,830,059
            5.000%, 06/15/22.....................................  2,000     2,230,860
San Francisco County Transportation Authority (RB)
            3.000%, 02/01/20.....................................  5,000     5,077,500
San Francisco Unified School District (GO)
            5.000%, 06/15/21.....................................  2,200     2,377,056
San Francisco Unified School District (GO) Series A
            3.000%, 06/15/20.....................................  5,320     5,427,251

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
                                                                  ------
CALIFORNIA -- (Continued)
San Francisco Unified School District (GO) Series F&C
            2.000%, 06/15/22.....................................  1,750 $ 1,775,130
San Jose Evergreen Community College District (GO)
            5.000%, 09/01/21.....................................    250     272,548
San Jose Evergreen Community College District (GO) Series A
            3.000%, 09/01/19.....................................  1,000   1,008,840
San Juan Unified School District (GO)
            2.000%, 08/01/19..................................... 14,330  14,375,426
            3.000%, 08/01/22.....................................  1,200   1,263,528
San Leandro Unified School District (GO) Series B
            4.000%, 08/01/21.....................................    265     280,876
San Mateo County Community College District (GO)
            4.000%, 09/01/21.....................................  1,310   1,395,831
San Mateo County Community College District (GO) Series B
            4.000%, 09/01/19.....................................  1,210   1,227,944
            4.000%, 09/01/20.....................................    755     785,223
San Rafael City High School District (GO) Series B
            3.000%, 08/01/19.....................................    735     740,924
            4.000%, 08/01/20.....................................    305     316,575
San Ramon Valley Unified School District (GO)
            4.000%, 08/01/21.....................................  4,225   4,491,978
Santa Barbara Unified School District (RN)
            3.000%, 06/28/19.....................................  5,000   5,028,100
Santa Clara County Financing Authority (RB)
            5.000%, 02/01/19.....................................  3,610   3,610,000
Santa Clara Valley Transportation Authority (RB) Series A
            5.000%, 06/01/19.....................................  2,000   2,023,340
Santa Monica Community College District (GO) Series A
            5.000%, 08/01/19.....................................    315     320,538
Santa Monica Community College District (GO) Series D
            4.000%, 08/01/20.....................................  1,000   1,037,950
Santa Monica-Malibu Unified School District (GO) Series D
            4.000%, 08/01/20.....................................  5,765   5,977,671
Sonoma County (RB)
            5.000%, 09/01/19.....................................  6,035   6,160,347
Sonoma Valley Unified School District (GO)
            3.000%, 08/01/19.....................................    600     604,836
South Bay Union School District/San Diego County (GO) (AGC)
  Series A
(currency)  6.000%, 08/01/23 (Pre-refunded @ $100, 8/1/19).......    700     715,547
Southern California Public Power Authority (RB)
            5.000%, 07/01/20.....................................  1,175   1,232,751
Southwestern Community College District (GO)
            5.000%, 08/01/19.....................................  2,230   2,268,757
Tustin Unified School District (GO)
(currency)  6.000%, 08/01/36 (Pre-refunded @ $100, 8/1/21).......  1,500   1,664,475
University of California (RB) Series G
(currency)  5.000%, 05/15/37 (Pre-refunded @ $100, 5/15/22)...... 14,770  16,413,458
University of California (RB) Series O
(currency)  5.750%, 05/15/25 (Pre-refunded @ $100, 5/15/19)......  2,000   2,023,880
(currency)  5.250%, 05/15/39 (Pre-refunded @ $100, 5/15/19)......  2,875   2,905,302
Victor Valley Community College District (GO) Series C
(currency)  5.750%, 08/01/44 (Pre-refunded @ $100, 8/1/19).......  3,150   3,216,118
Walnut Valley Unified School District (GO) Series
            5.000%, 08/01/19.....................................  3,050   3,104,351
Washington Unified School District (GO)
            4.000%, 08/01/20.....................................  1,000   1,036,440
West Contra Costa Unified School District (GO) (AGM)
            5.000%, 08/01/20.....................................    820     862,427
            5.000%, 08/01/21.....................................  2,350   2,551,630

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT     VALUE+
                                                         ------ --------------
                                                         (000)
                                                         ------
CALIFORNIA -- (Continued)
West Contra Costa Unified School District (GO) Series B
   6.000%, 08/01/21..................................... 1,000  $    1,110,170
Westlands Water District (RB) (AGM) Series A
   4.000%, 09/01/20..................................... 1,045       1,083,184
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,199,931,972)^^...............................        $1,201,089,097
                                                                ==============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                               LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                               ------- -------------- ------- --------------
Municipal Bonds...............   --    $1,201,089,097   --    $1,201,089,097
                                 --    --------------   --    --------------
TOTAL.........................   --    $1,201,089,097   --    $1,201,089,097
                                 ==    ==============   ==    ==============

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                   FACE
                                                                  AMOUNT   VALUE+
-           -                                                     ------ ----------
                                                                  (000)
            -                                                     ------
MUNICIPAL BONDS -- (100.0%)
CALIFORNIA -- (100.0%)
Albany Unified School District (GO)
            4.000%, 08/01/21                                        240  $  254,136
Amador County Unified School District (GO)
            4.000%, 08/01/19                                        385     389,774
            Anaheim Housing & Public Improvements Authority (RB)
(currency)  5.000%, 10/01/32 (Pre-refunded @ $100, 10/1/21)......   235     256,352
(currency)  5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/21)......   965   1,052,680
(currency)  5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/21)......   400     436,344
(currency)  5.000%, 10/01/41 (Pre-refunded @ $100, 10/1/21)......   960   1,047,226
Anaheim Union High School District (GO)
            5.000%, 08/01/19                                        855     870,236
            5.000%, 08/01/23                                      1,905   2,188,197
Antelope Valley Community College District (GO) Series A
            5.000%, 08/01/24                                        850   1,000,866
Antelope Valley Union High School District (GO)
            4.000%, 08/01/21                                        500     529,450
            5.000%, 08/01/22                                      1,650   1,838,578
Arcadia Unified School District (GO)
            3.000%, 08/01/26                                      1,035   1,114,902
Azusa Unified School District (GO)
            4.000%, 07/01/21                                        400     422,880
            5.000%, 07/01/21                                        825     891,610
Bay Area Toll Authority (RB) Series F-1
(currency)  5.125%, 04/01/39 (Pre-refunded @ $100, 4/1/19)....... 3,450   3,470,217
Bay Area Toll Authority (RB) Series S-4
(currency)  5.000%, 04/01/30 (Pre-refunded @ $100, 4/1/23)....... 2,500  $2,851,425
Berkeley Unified School District (GO)
            5.000%, 08/01/19                                        325     330,792
Berkeley Unified School District (GO) Series
            5.000%, 08/01/23                                        600     691,170
Berkeley Unified School District (GO) Series E
            5.000%, 08/01/27                                        455     567,958
            5.000%, 08/01/28                                      2,540   3,215,869
Beverly Hills Unified School District (GO)
            2.000%, 08/01/21                                        145     146,731
            2.000%, 08/01/22                                      2,805   2,848,702
Buena Park School District (GO) (AGM)
            2.500%, 08/01/21                                         75      76,550
Burbank Unified School District (GO)
            5.000%, 08/01/24                                        300     353,766
Butte-Glenn Community College District (GO)
            2.500%, 08/01/20                                        550     558,734
California Infrastructure & Economic Dev. Bank (RB) (FGIC) (ETM)
            5.000%, 07/01/25                                      2,500   3,005,600
California Infrastructure & Economic Development Bank (RB)
  (AMBAC)
(currency)  5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28).......   225     279,826
California Municipal Finance Authority (RB)
(currency)  5.750%, 01/01/33 (Pre-refunded @ $100, 1/1/22).......   750     839,228
(currency)  6.000%, 01/01/42 (Pre-refunded @ $100, 1/1/22)....... 3,905   4,397,225
California State (GO)
            3.125%, 10/01/19                                        100     101,053
            5.000%, 10/01/19                                        500     511,380
            4.000%, 11/01/19                                        135     137,468
            5.000%, 02/01/20                                      1,200   1,240,464

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
                                                                  ------
CALIFORNIA -- (Continued)
            5.250%, 02/01/20.....................................   500  $   518,085
            5.000%, 08/01/20..................................... 1,000    1,050,370
            5.000%, 09/01/20..................................... 1,000    1,053,140
            5.000%, 10/01/20..................................... 1,375    1,451,876
            5.000%, 10/01/20..................................... 4,040    4,265,876
            5.000%, 11/01/20.....................................   750      794,010
            4.000%, 12/01/20.....................................   750      782,648
            5.000%, 12/01/20..................................... 1,240    1,316,198
            5.000%, 02/01/21.....................................   700      746,326
            5.000%, 04/01/21.....................................   475      508,592
            5.000%, 08/01/21..................................... 3,500    3,784,165
            5.000%, 08/01/21..................................... 1,750    1,892,082
            5.000%, 09/01/21.....................................   460      498,447
            5.000%, 09/01/21..................................... 3,705    4,014,664
            5.000%, 09/01/21.....................................   175      189,627
            5.000%, 10/01/21.....................................   200      217,242
            5.000%, 02/01/22..................................... 2,575    2,824,208
            5.000%, 04/01/22.....................................   940    1,035,589
            5.000%, 08/01/22..................................... 1,250    1,389,712
            4.000%, 09/01/22.....................................   525      566,706
            5.000%, 09/01/22.....................................   625      696,238
            5.250%, 09/01/22..................................... 2,585    2,901,947
            5.000%, 10/01/22..................................... 1,000    1,116,550
            5.250%, 10/01/22..................................... 2,380    2,678,404
            5.000%, 12/01/22..................................... 1,245    1,396,006
            5.000%, 02/01/23..................................... 1,400    1,575,840
            5.000%, 08/01/23..................................... 1,500    1,709,700
            5.000%, 09/01/23..................................... 1,635    1,866,859
            5.000%, 10/01/23.....................................   100      114,428
            5.000%, 11/01/23.....................................   875    1,002,977
            5.000%, 05/01/24.....................................   975    1,128,250
            5.000%, 09/01/24..................................... 1,000    1,165,540
            5.000%, 10/01/24.....................................   400      467,152
            5.000%, 11/01/24.....................................   850      994,177
            5.500%, 02/01/25..................................... 1,000    1,202,960
            5.000%, 08/01/25..................................... 1,000    1,186,470
            5.000%, 08/01/25..................................... 3,275    3,885,689
            5.000%, 10/01/25..................................... 1,000    1,190,250
            5.000%, 08/01/26..................................... 1,000    1,204,670
            5.000%, 08/01/26.....................................   800      963,736
            5.000%, 08/01/26..................................... 1,400    1,686,538
            5.000%, 08/01/26..................................... 2,850    3,433,309
            5.000%, 09/01/26.....................................   305      367,827
            3.500%, 08/01/27..................................... 2,220    2,455,120
            5.000%, 08/01/27..................................... 8,750   10,691,275
            5.000%, 08/01/28..................................... 1,000    1,236,740
            5.000%, 10/01/28..................................... 2,750    3,408,515
California State (GO) Series B
            5.000%, 09/01/21..................................... 1,060    1,148,595
            5.000%, 09/01/21..................................... 1,700    1,842,086
            5.000%, 09/01/23..................................... 2,285    2,609,036
California State (GO) (ETM) Series A
            5.000%, 07/01/19..................................... 1,400    1,420,188
California State Department of Water Resources (RB) Series
            5.000%, 12/01/22..................................... 3,210    3,633,752
            5.000%, 12/01/23.....................................   900    1,046,529
California State Department of Water Resources (RB) Series AM
            5.000%, 12/01/22..................................... 4,105    4,646,901
California State Department of Water Resources (RB) Series AQ
(currency)  4.000%, 12/01/32 (Pre-refunded @ $ 100, 6/1/23)...... 5,000    5,521,500
California State Department of Water Resources (RB) Series AS
            5.000%, 12/01/19.....................................   530      545,720
            5.000%, 12/01/22..................................... 1,485    1,681,035
            5.000%, 12/01/24..................................... 1,000    1,191,430
California State Department of Water Resources (RB) (ETM) Series
  AS
            5.000%, 12/01/19.....................................    15       15,423
            5.000%, 12/01/22.....................................    15       16,891
California State Department of Water Resources Power Supply
  Revenue (RB) Series
            4.000%, 05/01/19.....................................   455      457,798
            5.000%, 05/01/19.....................................   925      932,909
            5.000%, 05/01/20..................................... 3,380    3,525,779
California State Department of Water Resources Power Supply
  Revenue (RB) Series L
(currency)  5.000%, 05/01/22 (Pre-refunded @ $ 100, 5/1/20)......   610      636,383
California State Department of Water Resources Power Supply
  Revenue (RB) Series O
            5.000%, 05/01/21..................................... 3,640    3,918,897
            5.000%, 05/01/22..................................... 6,765    7,502,250
California State Public Works Board (RB) (ETM) Series
            5.000%, 09/01/20..................................... 1,000    1,054,750
            5.000%, 09/01/21..................................... 1,740    1,895,556
California State Public Works Board (RB) (ETM) Series F
            5.000%, 10/01/20.....................................   500      528,800

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
                                                                  ------
CALIFORNIA -- (Continued)
California State University (RB) Series A
            5.000%, 11/01/19..................................... 3,000  $3,078,900
            5.000%, 11/01/20.....................................   685     726,901
            5.000%, 11/01/25..................................... 1,015   1,232,525
            5.000%, 11/01/25..................................... 2,000   2,428,620
California State University (RB) Series A-
            5.000%, 11/01/19.....................................   450     461,835
California State University (RB) (AGM) Series C
            5.000%, 11/01/22.....................................   100     112,881
California Statewide Communities Dev. Authority (RB)
(currency)  6.000%, 06/01/33 (Pre-refunded @ $100, 6/1/21)....... 1,295   1,426,067
Capistrano Unified School District School Facilities Improvement
  District No. 1 (GO)
            4.000%, 08/01/22.....................................   170     183,741
Carlsbad Unified School District (GO)
            5.000%, 08/01/21.....................................   230     250,146
            5.000%, 08/01/24.....................................   325     383,997
Central Marin Sanitation Agency (RB)
            4.000%, 09/01/21..................................... 1,425   1,514,647
Chabot-Las Positas Community College District (GO)
            5.000%, 08/01/22.....................................   900   1,006,443
            4.000%, 08/01/23..................................... 1,970   2,175,924
Chaffey Community College District (GO) Series E
            4.000%, 06/01/22.....................................   335     362,741
Chico Unified School District (GO) Series A-2
            4.000%, 08/01/24.....................................   250     280,165
Chino Valley Unified School District (GO) Series A
            4.000%, 08/01/21.....................................   200     212,538
Chula Vista Elementary School District (GO)
            5.000%, 08/01/22..................................... 1,835   2,047,383
Chula Vista Municipal Financing Authority (RB)
            5.000%, 05/01/25.....................................   250     297,350
City & County of San Francisco (GO)
            4.000%, 06/15/20.....................................   800     827,768
            5.000%, 06/15/20..................................... 1,715   1,797,612
City & County of San Francisco (GO) Series
            5.000%, 06/15/20.....................................   575  $  602,698
            5.000%, 06/15/20..................................... 2,000   2,096,340
            5.000%, 06/15/22..................................... 2,200   2,457,774
City & County of San Francisco (GO) Series A
            4.750%, 06/15/19.....................................   545     551,633
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/20.....................................   500     524,085
            5.000%, 06/15/21..................................... 2,315   2,508,650
City of Grover Beach (GO)
            5.000%, 09/01/23.....................................   360     414,644
City of Long Beach Harbor Revenue (RB) Series B
            5.000%, 05/15/19.....................................   250     252,468
City of Los Angeles (GO) Series A
            5.000%, 09/01/20.....................................   445     469,293
City of Los Angeles (GO) Series B
            5.000%, 09/01/19.....................................   600     612,318
            5.000%, 09/01/24..................................... 1,000   1,181,810
City of Oakland (GO) Series A
            5.000%, 01/15/25.....................................   500     594,195
City of Pacifica COP
            5.000%, 01/01/24.....................................   250     289,328
City of Pasadena Electric Revenue (RB) Series A
            5.000%, 06/01/22..................................... 1,000   1,115,160
City of San Francisco Public Utilities Commission Water Revenue
  (RB)
            5.000%, 11/01/21.....................................   865     947,227
            5.000%, 11/01/22..................................... 1,335   1,505,920
            5.000%, 11/01/23..................................... 1,475   1,709,672
            5.000%, 11/01/24..................................... 1,250   1,485,250
            5.000%, 11/01/25..................................... 1,000   1,214,310
City of San Francisco Public Utilities Commission Water Revenue
  (RB) Series
            5.000%, 11/01/19.....................................   420     431,201
(currency)  5.000%, 11/01/23 (Pre-refunded @ $ 100, 11/1/20)..... 1,000   1,060,460
(currency)  5.500%, 11/01/30 (Pre-refunded @ $ 100, 11/1/20)..... 1,000   1,069,020
Coachella Valley Unified School District (GO) (BAM)
            4.000%, 08/01/22.....................................   825     891,685
Colton Joint Unified School District (GO)
            5.000%, 08/01/21.....................................   900     975,834

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
                                                                  ------
CALIFORNIA -- (Continued)
Conejo Valley Unified School District (GO) Series
            5.000%, 08/01/21.....................................   500  $  542,900
Contra Costa Transportation Authority (RB) Series
(currency)  5.000%, 03/01/23 (Pre-refunded @ $100, 3/1/20).......   500     518,805
Contra Costa Transportation Authority (RB) Series A
            5.000%, 03/01/22.....................................   470     519,999
            5.000%, 03/01/24..................................... 1,250   1,461,675
Contra Costa Transportation Authority (RB) Series B
            5.000%, 03/01/27..................................... 1,250   1,549,350
Contra Costa Water District (RB) Series Q
            5.000%, 10/01/22.....................................   505     568,256
Corona-Norco Unified School District (GO) Series B
            3.000%, 08/01/23.....................................   500     530,670
            5.000%, 08/01/27.....................................   150     185,643
Culver City School Facilities Financing Authority (RB) (AGM)
            5.500%, 08/01/26.....................................   855   1,071,700
Cupertino Union School District (GO) Series B
            4.000%, 08/01/21.....................................   400     425,176
Davis Joint Unified School District Community Facilities
  District (ST) (AGM)
            3.000%, 08/15/19.....................................   500     503,525
            3.000%, 08/15/22..................................... 1,000   1,042,960
Desert Sands Unified School District (GO)
            5.000%, 08/01/21..................................... 3,000   3,261,240
Dublin Unified School District (GO)
            5.000%, 02/01/19.....................................   425     425,000
            5.000%, 08/01/22.....................................   875     980,385
            5.000%, 08/01/23..................................... 1,665   1,917,214
East Bay Regional Park District (GO) Series A-
            5.000%, 09/01/27.....................................   550     687,280
East Side Union High School District (GO)
            4.000%, 08/01/21.....................................   600     637,308
East Side Union High School District (GO) Series A
            3.000%, 08/01/21.....................................   575     595,303
East Side Union High School District (GO) Series D
            3.000%, 08/01/19.....................................   825     831,320
El Rancho Unified School District (GO) (AGM)
            4.000%, 08/01/21..................................... 1,285   1,359,389
Elsinore Valley Municipal Water District Financing Authority
  (RB) Series A
            5.000%, 07/01/24.....................................   200     234,980
Enterprise Elementary School
   District (GO)
            4.000%, 09/01/19.....................................   500     507,560
Fallbrook Union Elementary School District (GO) Series A
            5.000%, 08/01/20.....................................   200     210,530
Folsom Cordova Unified School District School Facilities
  Improvement Dist No. 5 (GO) (AGM) Series B
            5.000%, 10/01/26.....................................   250     306,785
Folsom Cordova Unified School District School Facilities
  Improvement Dist No. 5 (GO) Series C
            5.000%, 10/01/25.....................................   100     120,619
Fontana Unified School District (GO)
            5.000%, 08/01/19.....................................   600     610,692
            4.000%, 08/01/21..................................... 1,585   1,679,545
            4.000%, 08/01/22.....................................   875     946,347
Fountain Valley Public Finance Authority (RB) Series
            5.000%, 07/01/24.....................................   250     293,583
Franklin-Mckinley School District (GO)
            4.000%, 08/01/23.....................................   325     359,717
Fresno Unified School District (GO) (AGM) Series A
            4.500%, 08/01/20.....................................   480     501,744
Gilroy Unified School District (GO) (AGM)
            4.000%, 08/01/24..................................... 2,615   2,926,159
Grossmont Healthcare District (GO) Series
            5.000%, 07/15/23.....................................   100     114,538
Grossmont Union High School District (GO)
            5.000%, 08/01/27.....................................   500     618,370
Hacienda La Puente Unified School District (GO) (NATL)
            5.000%, 08/01/23.....................................   225     258,554
Jurupa Unified School District (GO) (AGM)
            5.000%, 08/01/20.....................................   725     763,171

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                             FACE
                                                                            AMOUNT   VALUE+
                                                                            ------ ----------
                                                                            (000)
                                                                            ------
CALIFORNIA -- (Continued)
Kern High School District (GO) (AGM)
   5.000%, 08/01/19........................................................   250  $  254,245
Kern High School District (GO) Series A
   3.000%, 08/01/20........................................................ 3,885   3,967,750
   3.000%, 08/01/26........................................................   895     969,303
Kern High School District (GO) Series E
   2.000%, 08/01/19........................................................ 1,350   1,353,159
   2.000%, 08/01/20........................................................ 2,435   2,451,095
   3.000%, 08/01/21........................................................   465     482,693
Lakeside Union School District/San Diego County (GO)
   5.000%, 08/01/23........................................................   695     797,019
Lancaster Financing Authority (NATL) (ETM)
   5.250%, 02/01/20........................................................   540     559,586
Liberty Union High School
   District (GO)
   5.000%, 08/01/20........................................................   380     400,007
   4.000%, 08/01/21........................................................   500     530,585
Lompoc Unified School District (GO) (AGC)
   5.250%, 08/01/20........................................................   540     570,418
Long Beach Unified School District (GO)
   5.000%, 08/01/20........................................................ 1,500   1,578,975
   5.000%, 08/01/26........................................................   200     245,926
Los Altos Elementary School District (GO)
   4.000%, 08/01/21........................................................   250     265,925
   4.000%, 08/01/21........................................................   470     499,939
Los Angeles Community College District (GO) Series
   5.000%, 08/01/23........................................................   650     746,935
Los Angeles Community College District (GO) Series A
   5.000%, 08/01/21........................................................ 2,725   2,960,903
   5.000%, 08/01/23........................................................   340     390,704
   5.000%, 08/01/24........................................................   250     294,805
Los Angeles Community College District (GO) Series C
   5.000%, 08/01/19........................................................   950     966,701
   5.000%, 08/01/22........................................................   400     447,160
   5.000%, 08/01/25........................................................ 1,240   1,494,733
   5.000%, 06/01/26........................................................ 2,500   3,065,875
Los Angeles County Metropolitan Transportation Authority (RB)
   5.000%, 07/01/20........................................................   830     870,919
   5.000%, 07/01/20........................................................   300     314,790
Los Angeles County Metropolitan Transportation Authority (RB) Series
   5.000%, 07/01/27........................................................ 3,565   4,435,680
Los Angeles County Metropolitan Transportation Authority (RB) Series A
   5.000%, 07/01/19........................................................ 1,000   1,014,590
   5.000%, 07/01/21........................................................   520     563,269
   5.000%, 07/01/22........................................................   870     971,720
   5.000%, 07/01/25........................................................ 1,590   1,919,066
Los Angeles County Metropolitan Transportation Authority (RB) Series B
   5.000%, 06/01/19........................................................   370     374,307
   5.000%, 06/01/20........................................................   500     523,200
   5.000%, 07/01/20........................................................   525     550,883
Los Angeles County Metropolitan Transportation Authority (RB) Series C
   5.000%, 07/01/20........................................................   525     550,883
Los Angeles County Public Works Financing Authority (RB) Series
   5.000%, 12/01/25........................................................   165     199,706
Los Angeles Department of Water (RB) Series B
   5.000%, 07/01/20........................................................   500     525,150
   5.000%, 07/01/22........................................................   435     486,169
   5.000%, 07/01/28........................................................   750     942,810
Los Angeles Department of Water & Power Power System Revenue (RB) Series
   5.000%, 07/01/26........................................................ 1,665   2,044,620
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
   5.000%, 07/01/19........................................................   370     375,354
   5.000%, 07/01/19........................................................ 1,195   1,212,292
   5.000%, 07/01/20........................................................   600     629,754
   5.000%, 07/01/21........................................................ 1,000   1,084,450
   5.000%, 07/01/21........................................................ 2,950   3,199,127
   5.000%, 07/01/21........................................................ 1,650   1,789,342
Los Angeles Unified School District (GO) Series A
   3.000%, 07/01/20........................................................   790     805,776
   5.000%, 07/01/20........................................................   150     157,158
   2.000%, 07/01/22........................................................ 1,515   1,530,983
   5.000%, 07/01/22........................................................ 1,115   1,239,456
   5.000%, 07/01/24........................................................   720     841,457
   5.000%, 07/01/26........................................................ 1,270   1,536,941
Los Angeles Unified School District (GO) Series A-1
   5.000%, 07/01/21........................................................ 1,710   1,846,800

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                      FACE
                                                                     AMOUNT   VALUE+
                                                                     ------ ----------
                                                                     (000)
                                                                     ------
CALIFORNIA -- (Continued)
Los Angeles Unified School District (GO) Series A-2
   5.000%, 07/01/21................................................. 2,600  $2,808,000
Los Angeles Unified School District (GO) Series B-1
   5.000%, 07/01/27.................................................   500     611,650
Los Angeles Unified School District (GO) Series C
   5.000%, 07/01/22.................................................   500     555,810
   5.000%, 07/01/23................................................. 3,050   3,482,673
Los Rios Community College District (GO)
   5.000%, 08/01/19................................................. 2,965   3,017,125
Los Rios Community College District (GO) Series B
   5.000%, 08/01/23.................................................   510     587,495
Los Rios Community College District (GO) Series F
   3.000%, 08/01/21.................................................   800     831,032
Lynwood Unified School District (GO) (AGM)
   5.000%, 08/01/21.................................................   450     486,423
   5.000%, 08/01/22.................................................   485     538,859
Manhattan Beach Unified School District (GO) Series C
   3.500%, 09/01/21................................................. 1,185   1,245,862
Manhattan Beach Unified School District (GO) Series E
   3.000%, 09/01/22                                                    660     694,096
   Metropolitan Water District of Southern California (RB) Series A.
   5.000%, 07/01/19................................................. 1,090   1,106,492
Montebello Unified School District (GO)
   5.000%, 08/01/20.................................................   415     435,588
Moreland School District (GO) Series B
   5.000%, 08/01/21.................................................   500     542,260
Moreno Valley Public Financing Authority (RB)
   5.000%, 11/01/20................................................. 1,470   1,557,568
Morongo Unified School District (GO)
   3.000%, 08/01/22.................................................   480     502,234
Morongo Unified School District (GO) Series A
   5.000%, 08/01/24.................................................   100     117,004
   5.000%, 08/01/25.................................................    80      95,510
   5.000%, 08/01/26.................................................   220     266,900
   5.000%, 08/01/27.................................................   120     147,671
Mount Diablo Unified School District (GO)
   3.250%, 08/01/19.................................................   500     504,640
Mount Diablo Unified School District (GO) Series G
   3.000%, 08/01/24.................................................   800     856,048
Municipal Improvement Corp.of Los Angeles (RB) Series A
   5.000%, 11/01/24.................................................   325     383,620
New Haven Unified School District (GO) (AGC) (ETM)
   5.000%, 08/01/19.................................................    55      55,953
New Haven Unified School District (GO) (AGC)
   5.000%, 08/01/19.................................................    95      96,693
Northern Humboldt Union High School District (GO)
   4.000%, 08/01/26.................................................   220     252,120
Oak Park Unified School District (GO)
   4.000%, 08/01/22.................................................   445     481,285
Oakland Unified School District/Alameda County (GO)
   5.000%, 08/01/20................................................. 1,005   1,056,848
   5.000%, 08/01/22................................................. 1,500   1,664,430
   5.000%, 08/01/24.................................................   900   1,046,880
   5.000%, 08/01/26.................................................   575     691,800
Oakland Unified School District/Alameda County (GO) Series
   5.000%, 08/01/21.................................................   610     658,904
   4.000%, 08/01/22.................................................   350     376,562
   4.000%, 08/01/24.................................................   500     555,615
   5.000%, 08/01/25.................................................   540     640,332
Oakland Unified School District/Alameda County (GO) Series A
   5.000%, 08/01/22................................................. 3,000   3,328,860
   5.000%, 08/01/25.................................................   750     889,350
Oakland Unified School District/Alameda County (GO) Series B
   5.000%, 08/01/24................................................. 1,675   1,948,360
Oakland Unified School District/Alameda County (GO) Series C
   5.000%, 08/01/20.................................................   255     268,155
   5.000%, 08/01/26.................................................   500     601,565
Oakland Unified School District/Alameda County (GO) (AGM)
   5.000%, 08/01/23.................................................   300     341,661
   5.000%, 08/01/24................................................. 1,125   1,308,600
   5.000%, 08/01/25................................................. 1,250   1,482,250

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
                                                                  ------
CALIFORNIA -- (Continued)
Orange County Sanitation District (RB) Series A
            5.000%, 02/01/23..................................... 1,240  $1,410,128
Oxnard Union High School District (GO)
            4.000%, 08/01/21.....................................   320     339,978
            4.000%, 08/01/22.....................................   500     542,545
Palm Springs Unified School District (GO)
            5.000%, 08/01/19.....................................   500     508,690
Palomar Community College District (GO)
            5.000%, 05/01/21.....................................   965   1,041,380
Palomar Community College District (GO) Series D
            5.000%, 08/01/23.....................................   150     172,793
Palos Verdes Peninsula Unified School District (GO) Series B
            5.000%, 11/01/21.....................................   250     273,695
Pasadena Unified School District (GO) Series B
            5.000%, 08/01/24.....................................   800     940,616
Piedmont Unified School District (GO)
            3.000%, 08/01/20.....................................   845     864,638
Plumas Unified School District (GO) (AGM)
            5.250%, 08/01/21.....................................   800     871,048
Porterville Unified School District Facilities Improvement
  District (GO) (AGM) Series B
            5.000%, 08/01/19.....................................   325     330,792
Poway Unified School District (GO)
            5.000%, 08/01/19.....................................   200     203,564
Rancho Santiago Community College District (GO) (AGM)
            5.250%, 09/01/20.....................................   500     529,715
Redlands Financing Authority (RB) Series
            5.000%, 09/01/22..................................... 1,290   1,443,703
Redlands Unified School District (GO)
            5.000%, 07/01/26.....................................   300     367,230
            5.000%, 07/01/27.....................................   500     621,675
Redwood City School District (GO)
            5.000%, 08/01/27.....................................    50      61,661
            5.000%, 08/01/28.....................................    85     106,361
Reed Union School District (GO)
            4.000%, 08/01/27.....................................   460     537,386
Regents of the University of California Medical Center Pooled
  Revenue (RB) Series
(currency)  5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)......   500     571,165
Regents of the University of California Medical Center Pooled
  Revenue (RB) Series J
(currency)  5.250%, 05/15/29 (Pre-refunded @ $100, 5/15/23)......   670     770,768
Riverside County Infrastructure Financing Authority (RB) Series A
            5.000%, 11/01/24..................................... 1,100   1,297,087
Sacramento City Unified School District (GO)
            5.000%, 07/01/24..................................... 1,800   2,016,612
Sacramento Municipal Utility District (RB) Series D
            5.000%, 08/15/22.....................................   525     589,108
Sacramento Municipal Utility District (RB) Series E
            5.000%, 08/15/23..................................... 1,050   1,210,881
            5.000%, 08/15/26..................................... 1,000   1,230,740
Sacramento Municipal Utility District (RB) Series F
            5.000%, 08/15/22..................................... 1,000   1,122,110
Saddleback Valley Unified School District (GO)
            5.000%, 08/01/22.....................................   465     520,837
San Diego Community College District (GO)
            5.000%, 08/01/24..................................... 1,300   1,537,484
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/21.....................................   310     334,537
San Diego County Water Authority Financing Corp. (RB) Series
(currency)  5.250%, 05/01/23 (Pre-refunded @ $100, 11/1/19)...... 1,395   1,433,614
San Diego Public Facilities Financing Authority Sewer Revenue
  (RB)
            5.000%, 05/15/22.....................................   700     779,793
San Diego Public Facilities Financing Authority Sewer Revenue
  (RB) Series A
            4.000%, 05/15/20..................................... 3,000   3,099,390

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
                                                                  ------
CALIFORNIA -- (Continued)
(currency)  5.250%, 05/15/24 (Pre-refunded @ $100, 5/15/20)...... 1,975  $2,068,022
(currency)  5.375%, 05/15/34 (Pre-refunded @ $100, 5/15/19)......   650     657,170
San Diego Public Facilities Financing Authority Sewer Revenue
  (RB) Series B
(currency)  5.500%, 05/15/23 (Pre-refunded @ $100, 5/15/19)......   500     505,620
San Diego Public Facilities Financing Authority Water Revenue
  (RB) Series A
(currency)  5.000%, 08/01/23 (Pre-refunded @ $100, 8/1/20)....... 2,690   2,827,540
San Diego Unified School District (GO) (AGM) Series C-2
            5.500%, 07/01/21..................................... 4,270   4,680,987
            5.500%, 07/01/25..................................... 2,550   3,149,887
San Diego Unified School District (GO) (NATL) Series D-1
            5.500%, 07/01/24.....................................   190     228,789
San Diego Unified School District (GO) Series R-3
            5.000%, 07/01/20.....................................   435     456,572
            5.000%, 07/01/21..................................... 1,705   1,848,987
            5.000%, 07/01/22..................................... 1,000   1,117,630
            5.000%, 07/01/23.....................................   300     344,625
San Diego Unified School District (GO) Series R-5
            5.000%, 07/01/26.....................................   110     135,080
San Dieguito Union High School District (GO) Series A-2
            5.000%, 08/01/23.....................................   490     562,618
San Francisco Bay Area Rapid Transit District (GO) Series C
            4.000%, 08/01/19.....................................   325     329,124
San Francisco Bay Area Rapid Transit District Sales Tax Revenue
  (RB)
            4.000%, 07/01/26.....................................   375     432,255
San Francisco City & County Airport Comm-San Francisco
  International Airport (RB)
(currency)  5.000%, 05/01/21 (Pre-refunded @ $100, 5/1/20).......   540     563,015
San Francisco City & County Airport Comm-San Francisco
  International Airport (RB) Series D
(currency)  5.000%, 05/01/23 (Pre-refunded @ $100, 5/3/21).......   875     941,395
San Francisco Community College District (GO)
            5.000%, 06/15/20..................................... 2,100   2,201,157
            5.000%, 06/15/22..................................... 2,070   2,308,940
            5.000%, 06/15/23..................................... 3,775   4,324,149
            5.000%, 06/15/24..................................... 1,365   1,601,090
San Francisco Community College District (GO) Series D
            5.000%, 06/15/20.....................................   600     628,902
San Francisco County Transportation Authority (RB)
            3.000%, 02/01/22..................................... 2,000   2,086,240
San Francisco Municipal Transportation Agency (RB) Series
            5.000%, 03/01/20.....................................   860     892,723
San Francisco Unified School District (GO)
            5.000%, 06/15/20.....................................   725     759,119
            5.000%, 06/15/21.....................................   230     248,510
San Francisco Unified School District (GO) Series F&C
            2.000%, 06/15/22..................................... 1,580   1,602,689
San Joaquin County Transportation Authority (RB) Series A
(currency)  6.000%, 03/01/36 (Pre-refunded @ $100, 3/1/21).......   335     365,033
San Jose Evergreen Community College District (GO)
            5.000%, 09/01/21..................................... 1,750   1,907,832
San Jose Evergreen Community College District (GO) Series A
            4.000%, 09/01/23.....................................   100     111,013
San Juan Unified School District (GO)
            3.000%, 08/01/22..................................... 1,480   1,558,351
            5.000%, 08/01/22.....................................   800     896,648
            3.000%, 08/01/24.....................................   610     656,726
            3.000%, 08/01/25..................................... 1,475   1,598,044
            3.000%, 08/01/26..................................... 3,135   3,406,742
San Juan Water District (RB)
            5.000%, 02/01/26.....................................   500     607,970

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
                                                                  ------
CALIFORNIA -- (Continued)
San Lorenzo Unified School District (GO)
            5.000%, 08/01/21.....................................   265  $  287,398
San Mateo County Community College District (GO) Series B
            5.000%, 09/01/27.....................................   450     562,320
San Matro County Community College District (GO) Series B
            5.000%, 09/01/28.....................................   400     507,280
San Ramon Valley Unified School District (GO)
            4.000%, 08/01/21..................................... 1,600   1,701,104
Santa Ana Unified School District (GO)
            5.000%, 08/01/25.....................................   350     419,752
Santa County Clara (GO) Series C
            5.000%, 08/01/26.....................................   900   1,106,667
            5.000%, 08/01/27..................................... 3,405   4,250,325
Santa Cruz City High School District (GO)
            4.000%, 08/01/22.....................................   715     773,551
Santa Monica Community College District (GO) Series A
            5.000%, 08/01/22.....................................   225     252,182
            5.000%, 08/01/22.....................................   400     448,324
            5.000%, 08/01/26.....................................   105     129,111
Santa Monica Public Financing Authority (RB) Series B
            4.000%, 12/01/19.....................................   175     178,701
Simi Valley Unified School District (GO)
            5.000%, 08/01/23.....................................   260     299,507
Sonoma Valley Unified School District (GO) Series B
            5.000%, 08/01/25.....................................   500     601,350
Southern California Public Power Authority (RB)
            4.000%, 07/01/19.....................................   575     580,986
Standard Elementary School District (GO) Series A
            4.000%, 08/01/24.....................................   240     267,758
Stockton Unified School District (GO) (AGM)
            5.000%, 07/01/20.....................................   150     157,244
Sylvan Union School District (GO) Series
            5.000%, 08/01/26.....................................   405     493,549
Tahoe Forest Hospital District (GO)
            4.000%, 08/01/20.....................................   295     306,195
Tustin Unified School District (GO)
(currency)  5.250%, 08/01/31 (Pre-refunded @ $100, 8/1/21).......   415     453,454
University of California (RB) Series AF
            5.000%, 05/15/22..................................... 3,000   3,339,930
(currency)  5.000%, 05/15/26 (Pre-refunded @ $100, 5/15/23)......   400     456,932
University of California (RB) Series G
(currency)  5.000%, 05/15/37 (Pre-refunded @ $100, 5/15/22)......   305     338,937
Upland Unified School District (GO) Series A
            5.000%, 08/01/21.....................................   500     541,745
Upper Santa Clara Valley Joint Powers Authority (RB) (ETM)
  Series A
            4.000%, 08/01/21..................................... 1,125   1,194,952
Vista Unified School District (GO)
            5.000%, 08/01/19.....................................   200     203,564
Walnut Creek Elementary School District Contra Costa County (GO)
            4.000%, 09/01/25.....................................   100     114,049
Washington Unified School District/Yolo County (GO)
            4.000%, 08/01/19.....................................   450     455,603
West Contra Costa Unified School District (GO) (AGM)
            5.000%, 08/01/20.....................................   100     105,174
West Contra Costa Unified School District (GO)
            5.000%, 08/01/21.....................................   430     466,894
West Contra Costa Unified School District (GO) Series A
            5.000%, 08/01/24..................................... 1,095   1,286,209
West Contra Costa Unified School District (GO) Series A-1
            5.000%, 08/01/25.....................................   520     623,984
            5.000%, 08/01/26.....................................   545     665,434
            5.000%, 08/01/27.....................................   575     712,649
West Contra Costa Unified School District (GO) Series B
            6.000%, 08/01/20..................................... 1,475   1,572,999

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                      FACE     VALUE+
                                                                     AMOUNT -------------
                                                                     (000)
CALIFORNIA -- (Continued)
West Covina Unified School District (GO) (AGM)
   5.000%, 08/01/21.................................................  385   $     416,358
Western Riverside Water & Wastewater Financing Authority (RB) (AGC)
   5.000%, 09/01/19.................................................  250         255,105
Westside Union School District (GO) Series A
   3.000%, 08/01/21.................................................  300         311,562
   4.000%, 08/01/23.................................................  700         774,774
Whittier Union High School District (GO) Series
   2.000%, 08/01/19.................................................  645         647,045
Windsor Unified School District (GO)
   4.000%, 08/01/26.................................................  105         119,465
Wright Elementary School District (GO) Series A
   3.000%, 08/01/20.................................................  165   $     168,589
Yosemite Unified School District (GO) (AGM)
   4.000%, 08/01/19.................................................  395         399,898
Yuba Community College District (GO) Series B
   4.000%, 08/01/21.................................................  355         376,534
                                                                            -------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $438,340,681)^^                                                     $.442,723,415
                                                                            =============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                 -----------------------------------------
                 LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                 ------- ------------ ------- ------------
Municipal Bonds.   --    $442,723,415   --    $442,723,415
                   --    ------------   --    ------------
TOTAL...........   --    $442,723,415   --    $442,723,415
                   ==    ============   ==    ============

                        DFA NY MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ ----------
                                                                  (000)
                                                                  ------
MUNICIPAL BONDS -- (100.0%)
NEW YORK -- (100.0%)
Albany County
            5.000%, 04/01/20.....................................   500  $  519,480
Albany County (GO)
            5.000%, 06/01/21.....................................   370     398,501
Amityville Union Free School District (BAN) (ST AID WITHHLDG)
            2.750%, 06/21/19.....................................   750     753,030
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
            2.250%, 08/15/23.....................................   290     297,053
Babylon Union Free School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/20.....................................   290     291,595
Brewster Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/01/19.....................................   100     100,286
Chappaqua Central School District (GO) (ST AID WITHHLDG)
            2.125%, 06/15/19.....................................   365     365,821
City of Ithaca (GO) Series A
            3.000%, 02/15/21.....................................   225     231,588
City of New York (GO)
            5.000%, 08/01/19.....................................   900     915,057
            4.000%, 08/01/20.....................................   100     103,494
(currency)  5.450%, 04/01/31
            (Pre-refunded @ $100, 4/1/19)........................   965     971,012
City of New York (GO) Series
            5.000%, 08/01/22.....................................   310     344,314
City of New York (GO) Series 1
            5.000%, 08/01/19.....................................   500     508,365
City of New York (GO) Series A
            5.000%, 08/01/23..................................... 1,200   1,366,092
            5.000%, 08/01/24.....................................   620     721,891
            5.000%, 08/01/25.....................................   220     261,171
City of New York (GO) Series B
            5.000%, 08/01/19.....................................   115     116,924
            5.000%, 08/01/20.....................................   100     104,961
            5.000%, 08/01/21..................................... 1,000   1,080,430
City of New York (GO) Series C
            5.000%, 08/01/19.....................................   360     366,023
            5.000%, 08/01/20.....................................   200     209,922
            5.000%, 08/01/20.....................................   100     104,961
            5.000%, 08/01/21.....................................   300     324,129
City of New York (GO) Series E
            5.000%, 08/01/19..................................... 1,050   1,067,566
            5.000%, 08/01/20..................................... 1,000   1,049,610
            5.000%, 08/01/21.....................................   625     675,269
City of New York (GO) Series F
            5.000%, 08/01/21.....................................   300     324,129
City of New York (GO) Series F-1
            5.000%, 06/01/21.....................................   300     322,539
City of New York (GO) Series G
            5.000%, 08/01/19.....................................   800     813,384
City of New York (GO) Series I-
            5.000%, 03/01/22.....................................   265     291,004
City of New York (GO) Series J
            5.000%, 08/01/19.....................................   350     355,856
            5.000%, 08/01/19..................................... 1,150   1,169,239
City of New York (GO) Series J7
            5.000%, 08/01/20..................................... 1,000   1,049,610
City of New York (GO) Series K
            5.000%, 08/01/19..................................... 1,000   1,016,730
City of New York NY Series E
            5.000%, 08/01/21.....................................   350     378,151
City of Rochester (GO) Series I
            4.000%, 10/15/21.....................................   675     716,296
City of Rochester (BAN) Series III
            2.000%, 08/08/19..................................... 1,400   1,402,520
Columbia County (GO) (AGM) Series A
            2.000%, 02/01/19.....................................   275     275,000
Corning City School District (GO) (ST AID WITHHLDG)
            5.000%, 06/15/19.....................................   750     759,255
East Hampton Union Free School District (GO) (ST AID WITHHLDG)
            5.000%, 06/01/19.....................................   850     859,503
East Islip Union Free School District (GO) (ST AID WITHHLDG)
            4.000%, 07/01/19.....................................   240     242,518

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                    FACE
                                                                   AMOUNT   VALUE+
                                                                   ------ ----------
                                                                   (000)
                                                                   ------
NEW YORK -- (Continued)
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
             4.000%, 08/01/23.....................................   500  $  545,905
Haverstraw-Stony Point Central School District (GO) (ST AID WITHHLDG)
             3.000%, 08/15/22.....................................   200     207,826
             3.000%, 08/15/23.....................................   360     378,072
Herricks Union Free School District (GO) (ST AID WITHHLDG)
             4.000%, 06/15/21.....................................   150     158,280
Hilton Central School District (GO) (ST AID WITHHLDG)
             2.000%, 06/15/21.....................................   450     451,760
Lancaster Central School District (BAN) (ST AID WITHHLDG)
             3.000%, 06/13/19.....................................   500     502,340
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
             2.250%, 09/01/23.....................................   195     198,233
Long Beach City School District (GO) (ST AID WITHHLDG)
             3.000%, 05/01/20.....................................   160     162,760
Long Island Power Authority (RB) Series A
(currency)   6.000%, 05/01/33 (Pre-refunded @ $100, 5/1/19)....... 1,000   1,010,660
Long Island Power Authority (RB) (BHAC-CR) Series A BHAC-CR
(currency)   6.000%, 05/01/33 (Pre-refunded @ $100, 5/1/19).......   400     404,264
Longwood Central School District Suffolk County (GO) (ST AID
  WITHHLDG)
             2.000%, 06/15/21..................................... 1,195   1,204,094
Metropolitan Transportation Authority (RB) (ETM) Series A
             5.000%, 11/15/21.....................................   145     158,394
Metropolitan Transportation Authority (RB) Series A
             5.000%, 11/15/21.....................................   855     924,734
Middle Country Central School District (GO) (ST AID WITHHLDG)
             2.000%, 08/15/21.....................................   500     504,070
Middle Country Central School District At Centereach (GO) (ST AID
  WITHHLDG)
             3.000%, 01/15/23.....................................   725     762,816
Middletown City School District (GO) (ST AID WITHHLDG)
             2.000%, 06/15/20.....................................   500     502,550
             5.000%, 09/15/24.....................................   130     151,965
Nassau County Interim Finance Authority (RB) Series A
             5.000%, 11/15/21.....................................   505     551,788
New Rochelle City School District (GO) (ST AID WITHHLDG)
             4.000%, 06/01/20.....................................   300     309,516
New York City Transitional Finance Authority Future Tax Secured
  Revenue (RB)
(currency)   5.000%, 05/01/34 (Pre-refunded @ $100, 5/1/19)....... 1,000   1,008,380
New York State (GO) Series
             5.000%, 03/01/19..................................... 2,000   2,005,320
New York State (GO) Series C
             5.000%, 04/15/22.....................................   600     664,710
New York State Dormitory Authority (RB) Series
             5.000%, 08/15/19.....................................   495     503,880
             5.000%, 03/15/23.....................................   650     734,038
New York State Dormitory Authority (RB) Series A
             5.000%, 03/15/19..................................... 1,800   1,807,146
             5.000%, 02/15/20..................................... 2,290   2,368,776
             5.000%, 07/01/20.....................................   395     414,019
(currency)   5.000%, 07/01/21 (Pre-refunded @ $100, 7/1/19).......   455     461,302
             5.000%, 12/15/21.....................................   150     163,776
             5.000%, 10/01/22.....................................   475     532,152
             4.000%, 12/15/22.....................................   100     108,408
             5.000%, 12/15/22.....................................   500     560,645
             5.000%, 03/15/23.....................................   325     367,019
(currency)   5.500%, 07/01/25 (Pre-refunded @ $100, 7/1/20).......   900     948,159
(currency)   5.000%, 02/15/34 (Pre-refunded @ $100, 2/15/19)...... 1,600   1,601,648
(currency)   5.000%, 07/01/39 (Pre-refunded @ $100, 7/1/19).......   700     709,695

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                   FACE
                                                                  AMOUNT    VALUE+
                                                                  ------  ----------
                                                                  (000)
                                                                  ------
New York State Dormitory Authority (RB) Series A-
            5.000%, 03/15/19.....................................   510   $  512,025
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/20..................................... 2,690    2,782,536
            5.000%, 02/15/22..................................... 1,000    1,097,070
            5.000%, 02/15/24.....................................   455      524,014
(currency)  5.750%, 03/15/36 (Pre-refunded @ $100, 3/15/19)...... 1,930    1,939,245
New York State Dormitory Authority (RB) Series B-
            5.000%, 02/15/25.....................................   550      646,371
New York State Dormitory Authority (RB) Series C
            5.000%, 03/15/19.....................................   150      150,596
            5.000%, 03/15/20.....................................   300      311,076
New York State Dormitory Authority (RB) Series D
            3.000%, 02/15/19.....................................   175      175,081
            5.000%, 02/15/24.....................................   300      345,504
New York State Dormitory Authority (RB) Series E
            5.000%, 02/15/19..................................... 1,390    1,391,487
            5.000%, 03/15/20.....................................   850      881,382
            5.000%, 02/15/21.....................................   900      960,147
            5.000%, 03/15/21..................................... 1,000    1,068,650
New York State Dormitory Authority Series A
            5.000%, 03/15/20.....................................   175      181,461
            5.000%, 02/15/22.....................................   235      257,811
New York State Thruway Authority Highway & Bridge Trust Fund
  (RB) Series B
(currency)  5.000%, 04/01/21 (Pre-refunded @ $100, 4/1/19)....... 2,000    2,011,040
New York State Urban Dev. Corp. (RB) Series A
            5.000%, 03/15/21.....................................   300      320,595
New York State Urban Dev. Corp. (RB) Series A-1
            5.000%, 03/15/21.....................................   360      384,714
New York State Urban Development Corp. (RB) (NATL)
            5.500%, 03/15/20.....................................   750      781,807
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/19.....................................   300      301,191
            5.000%, 03/15/20.....................................   560      580,675
            5.000%, 03/15/20..................................... 1,550    1,607,226
            5.000%, 03/15/22.....................................   760      835,498
            5.000%, 03/15/25..................................... 1,200    1,412,232
Niagara-Wheatfield Central School District (GO) (ST AID WITHHLDG)
            3.000%, 03/15/19.....................................   330      330,541
North Shore Central School District (GO) (ST AID WITHHLDG)
            2.000%, 12/15/22.....................................   285      288,075
            2.000%, 12/15/23.....................................   550      554,840
North Tonawanda City School District (GO) (ST AID WITHHLDG)
            4.000%, 09/15/21.....................................   650      688,395
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
            2.500%, 07/01/23.....................................   520      534,019
Oneida County (GO)
            5.000%, 04/01/20.....................................   225      233,370
Onondaga Civic Dev. Corp. (RB)
(currency)  5.125%, 07/01/31 (Pre-refunded @ $100, 7/1/19)....... 1,375    1,394,456
Onondaga County (GO)
            5.000%, 05/15/19.....................................   115      116,110
Orange County (GO)
            3.000%, 08/15/20.....................................   665      680,242
            3.000%, 08/15/21.....................................   830      858,494
Orange County (GO) Series
            5.000%, 03/15/21.....................................   325      348,576
Orange County (GO) Series B
            5.000%, 03/01/19..................................... 1,520    1,524,058
Pelham Union Free School District (GO) (ST AID WITHHLDG)
            5.000%, 08/15/19.....................................   605      615,981
Penfield Central School District (GO) (AGC ST AID WITHHLDG)
            3.750%, 06/15/19.....................................   350      352,776
Port Authority of New York & New Jersey (RB) Series 189
            5.000%, 05/01/23.....................................   305      345,211
Port Authority of New York & New Jersey (RB) Series 194
            5.000%, 10/15/19.....................................   790      808,755
Port Washington Union Free School District (GO) (ST AID WITHHLDG)
            3.000%, 08/01/21.....................................   135      139,030

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
                                                          ------
Red Hook Central School District (GO) (ST AID WITHHLDG)
    4.000%, 06/15/20.....................................   150  $  154,794
Riverhead Central School District (GO) (ST AID WITHHLDG)
    3.000%, 03/15/22.....................................   120     124,747
    2.000%, 10/15/22.....................................   280     283,598
Sachem Central School District (GO) (ST AID WITHHLDG)
    5.000%, 10/15/19.....................................   200     204,748
Schenectady County (GO)
    5.000%, 06/15/25.....................................   140     166,543
Schenectady County (GO) Series B
    3.000%, 12/15/21.....................................   470     485,801
Sewanhaka Central High School District of Elmont (GO)
  (ST AID WITHHLDG)
    3.000%, 07/15/23.....................................   590     620,125
Spencerport Central School District (GO) (ST AID
  WITHHLDG)
    2.000%, 06/15/21.....................................   500     503,110
Suffern Central School District (GO) (ST AID WITHHLDG)
    5.000%, 10/15/21.....................................   215     233,800
Taconic Hills Central School District at Craryville (GO)
  (ST AID WITHHLDG)
    5.000%, 06/15/20.....................................   100     104,581
    4.000%, 06/15/22.....................................   250     268,463
Town of Amherst (BAN)
    3.250%, 11/07/19..................................... 3,915   3,965,503
Town of Babylon (GO)
    3.000%, 07/01/25.....................................   375     401,648
Town of Babylon (GO) Series
    2.000%, 06/01/20.....................................   150     150,939
Town of Bedford (GO) Series A
    3.000%, 03/15/21.....................................   455     467,799
    3.000%, 03/15/25.....................................   330     352,037
Town of Brookhaven (GO) Series
    3.000%, 03/15/22.....................................   650     678,132
Town of Brookhaven (GO) Series A
    5.000%, 09/15/20..................................... 1,040   1,097,470
    5.000%, 09/15/21..................................... 1,000   1,089,100
Town of Cheektowaga (GO)
    5.000%, 07/15/23.....................................   265     301,085
Town of Clarence (GO)
    2.250%, 08/01/24.....................................   210     214,145
Town of Hempstead (GO) Series B
    5.000%, 09/15/20..................................... 1,030   1,087,083
    5.000%, 09/15/21..................................... 2,250   2,448,067
Town of Huntington (GO)
    2.000%, 12/01/23.....................................   220     222,941
Town of Huntington (GO) Series B
    5.000%, 11/01/20..................................... 2,280   2,415,820
Town of LaGrange (GO)
    4.000%, 03/01/19.....................................   280     280,529
    4.000%, 03/01/20.....................................   220     225,771
Town of North Hempstead (GO) Series A
    3.000%, 04/01/24.....................................   425     451,087
Triborough Bridge & Tunnel Authority (RB) Series A
    5.000%, 11/15/20.....................................   165     174,715
Triborough Bridge & Tunnel Authority (RB) Series A-1
    5.000%, 11/15/19.....................................   300     307,851
Triborough Bridge & Tunnel Authority (RB) Series B
    5.000%, 11/15/19..................................... 1,020   1,046,693
    5.000%, 11/15/20.....................................   570     603,562
    5.000%, 11/15/22.....................................   190     213,007
Triborough Bridge & Tunnel Authority Series B
    4.000%, 11/15/20.....................................   940     978,925
Tuckahoe Union Free School District (GO) (ST AID
  WITHHLDG)
    5.000%, 07/15/19.....................................   145     147,192
    5.000%, 07/15/21.....................................   230     248,635
Ulster County (GO)
    2.000%, 11/15/22.....................................   240     241,745
Vestal Central School District (GO) (AGM ST AID WITHHLDG)
    3.750%, 06/15/19.....................................   150     151,190
Village of Farmingdale (GO)
    3.000%, 07/15/21.....................................   215     221,985
Wantagh Union Free School District (GO) (ST AID WITHHLDG)
    2.000%, 11/15/22.....................................   250     253,283
Westchester County (GO) Series
    5.000%, 12/01/20.....................................   500     531,100
    5.000%, 11/15/22.....................................   525     590,835
White Plains City School District (GO) (ST AID WITHHLDG)
    4.000%, 05/15/19.....................................   115     115,789

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------ ------------
                                                          (000)
                                                          ------
Yorktown Central School District (GO) (ST AID WITHHLDG)
    2.000%, 07/01/21..................................... 400    $    401,968
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $103,467,233)^^......        $103,773,683
                                                                 ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                   LEVEL 1   LEVEL 2        LEVEL 3    TOTAL
                               ----------- ------------ ----------- ------------
Municipal Bonds...............     --      $103,773,683     --      $103,773,683
                                   --      ------------     --      ------------
TOTAL.........................     --      $103,773,683     --      $103,773,683
                                   ==      ============     ==      ============

                      DIMENSIONAL RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                               SHARES      VALUE+
                                                               -------   -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc......................... 790,137   $ 9,110,282
Investment in DFA One-Year Fixed Income Portfolio of DFA
  Investment Dimensions Group Inc............................. 587,706     6,041,613
Investment in U.S. Large Company Portfolio of Dimensional
  Investment Group Inc........................................  57,811     1,205,943
Investment in U.S. Core Equity 1 Portfolio of DFA Investment
  Dimensions Group Inc........................................  53,779     1,204,116
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc.............................  31,913       685,795
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.............................  17,343       361,081
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.............................  27,111       342,686
                                                                         -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $18,575,113)^^........................................           $18,951,516
                                                                         ===========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3    TOTAL
                               ----------- ----------- ----------- -----------
Affiliated Investment
  Companies................... $18,951,516     --          --      $18,951,516
                               -----------     --          --      -----------
TOTAL......................... $18,951,516     --          --      $18,951,516
                               ===========     ==          ==      ===========

              DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                               SHARES      VALUE+
                                                               -------   -----------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Large Company Portfolio of Dimensional
  Investment Group Inc........................................ 865,190   $18,047,870
Investment in U.S. Core Equity 1 Portfolio of DFA Investment
  Dimensions Group Inc........................................ 804,860    18,020,810
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc............................. 478,828    10,290,010
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc............................. 259,890     5,410,920
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc............................. 406,250     5,135,001
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc......................... 146,351     1,557,180
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc......................... 157,475     1,555,848
                                                                         -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $55,453,242)..........................................           $60,017,639
                                                                         -----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money Market Fund,
  2.320%
  (Cost $105,969)............................................. 105,969       105,969
                                                                         -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $55,559,211)^^........................................           $60,123,608
                                                                         ===========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------
                                 LEVEL 1         LEVEL 2     LEVEL 3    TOTAL
                               -----------   ----------- ----------- -----------
Affiliated Investment
  Companies................... $60,017,639       --          --      $60,017,639
Temporary Cash Investments....     105,969       --          --          105,969
                               -----------       --          --      -----------
TOTAL......................... $60,123,608       --          --      $60,123,608
                               ===========       ==          ==      ===========

              DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                               SHARES      VALUE+
                                                               -------   -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Large Company Portfolio of Dimensional
  Investment Group Inc........................................ 729,852   $15,224,707
Investment in U.S. Core Equity 1 Portfolio of DFA Investment
  Dimensions Group Inc........................................ 679,851    15,221,871
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc............................. 404,248     8,687,298
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc............................. 220,035     4,581,126
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc............................. 343,042     4,336,047
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc......................... 118,335     1,259,088
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc......................... 127,329     1,258,007
                                                                         -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $46,072,800)..........................................           $50,568,144
                                                                         -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund,
  2.320%
  (Cost $71,677)..............................................  71,677        71,677
                                                                         -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $46,144,477)^^........................................           $50,639,821
                                                                         ===========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------
                                 LEVEL 1         LEVEL 2     LEVEL 3    TOTAL
                               -----------   ----------- ----------- -----------
Affiliated Investment
  Companies................... $50,568,144       --          --      $50,568,144
Temporary Cash Investments....      71,677       --          --           71,677
                               -----------       --          --      -----------
TOTAL......................... $50,639,821       --          --      $50,639,821
                               ===========       ==          ==      ===========

              DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                               SHARES      VALUE+
                                                               -------   -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Large Company Portfolio of Dimensional
  Investment Group Inc........................................ 319,483   $ 6,664,417
Investment in U.S. Core Equity 1 Portfolio of DFA Investment
  Dimensions Group Inc........................................ 297,231     6,655,004
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc............................. 176,894     3,801,441
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.............................  96,297     2,004,906
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc............................. 150,141     1,897,777
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.........................  51,791       551,061
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.........................  55,727       550,585
                                                                         -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $21,055,879)..........................................           $22,125,191
                                                                         -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund,
  2.320%
  (Cost $23,795)..............................................  23,795        23,795
                                                                         -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $21,079,674)^^........................................           $22,148,986
                                                                         ===========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------
                                 LEVEL 1         LEVEL 2     LEVEL 3    TOTAL
                               -----------   ----------- ----------- -----------
Affiliated Investment
  Companies................... $22,125,191       --          --      $22,125,191
Temporary Cash Investments....      23,795       --          --           23,795
                               -----------       --          --      -----------
TOTAL......................... $22,148,986       --          --      $22,148,986
                               ===========       ==          ==      ===========

              DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                               SHARES      VALUE+
                                                               -------   -----------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Large Company Portfolio of Dimensional
  Investment Group Inc........................................ 233,778   $ 4,876,604
Investment in U.S. Core Equity 1 Portfolio of DFA Investment
  Dimensions Group Inc........................................ 217,475     4,869,252
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc............................. 129,347     2,779,676
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.............................  70,131     1,460,136
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc............................. 109,847     1,388,460
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.........................  37,862       402,854
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.........................  40,740       402,508
                                                                         -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $15,553,776)..........................................           $16,179,490
                                                                         -----------
TEMPORARY CASH INVESTMENTS -- (0.2%)..........................
State Street Institutional U.S. Government Money Market Fund,
  2.320%
  (Cost $29,888)..............................................  29,888        29,888
                                                                         -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $15,583,664)^^........................................           $16,209,378
                                                                         ===========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------
                                 LEVEL 1         LEVEL 2     LEVEL 3    TOTAL
                               -----------   ----------- ----------- -----------
Affiliated Investment
  Companies................... $16,179,490       --          --      $16,179,490
Temporary Cash Investments....      29,888       --          --           29,888
                               -----------       --          --      -----------
TOTAL......................... $16,209,378       --          --      $16,209,378
                               ===========       ==          ==      ===========

              DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                               SHARES    VALUE+
                                                               ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (99.1%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc......................... 275,359 $3,174,890
Investment in DFA One-Year Fixed Income Portfolio of DFA
  Investment Dimensions Group Inc............................. 135,862  1,396,660
Investment in U.S. Large Company Portfolio of Dimensional
  Investment Group Inc........................................ 18,466     385,193
Investment in U.S. Core Equity 1 Portfolio of DFA Investment
  Dimensions Group Inc........................................ 17,178     384,617
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc............................. 10,140     217,914
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc............................. 5,522      114,974
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc............................. 8,597      108,667
                                                                       ----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $5,592,496)...........................................         $5,782,915
                                                                       ----------
TEMPORARY CASH INVESTMENTS -- (0.9%)
State Street Institutional U.S. Government Money Market Fund,
  2.320%
  (Cost $55,001).............................................. 55,001      55,001
                                                                       ----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,647,497)^^.........................................         $5,837,916
                                                                       ==========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                LEVEL 1         LEVEL 2     LEVEL 3   TOTAL
                               ----------   ----------- ----------- ----------
Affiliated Investment
  Companies................... $5,782,915       --          --      $5,782,915
Temporary Cash Investments....     55,001       --          --          55,001
                               ----------       --          --      ----------
TOTAL......................... $5,837,916       --          --      $5,837,916
                               ==========       ==          ==      ==========

              DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                                SHARES       VALUE+
                                                               ---------   -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc......................... 1,180,023   $13,605,667
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc............................    70,647     1,473,700
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.........................    65,591     1,468,572
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.........................    39,117       840,624
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................    21,304       443,544
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................    33,207       419,739
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc.........................    35,905       318,838
                                                                           -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $17,860,181)..........................................             $18,570,684
                                                                           -----------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund,
  2.320%
  (Cost $1,061)...............................................     1,061         1,061
                                                                           -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,861,242)^^........................................             $18,571,745
                                                                           ===========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------
                                 LEVEL 1         LEVEL 2     LEVEL 3    TOTAL
                               -----------   ----------- ----------- -----------
Affiliated Investment
  Companies................... $18,570,684       --          --      $18,570,684
Temporary Cash Investments....       1,061       --          --            1,061
                               -----------       --          --      -----------
TOTAL......................... $18,571,745       --          --      $18,571,745
                               ===========       ==          ==      ===========

              DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                                SHARES       VALUE+
-                                                              ---------   -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc......................... 2,426,525   $27,977,829
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc.........................   613,634     5,449,069
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc............................   169,187     3,529,239
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.........................   157,076     3,516,932
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.........................    93,676     2,013,100
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................    51,019     1,062,214
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................    79,523     1,005,177
                                                                           -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $42,747,626)..........................................             $44,553,560
                                                                           -----------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund,
  2.320%
  (Cost $8,107)...............................................     8,107         8,107
                                                                           -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $42,755,733)^^........................................             $44,561,667
                                                                           ===========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------
                                 LEVEL 1         LEVEL 2     LEVEL 3    TOTAL
                               -----------   ----------- ----------- -----------
Affiliated Investment
  Companies................... $44,553,560       --          --      $44,553,560
Temporary Cash Investments....       8,107       --          --            8,107
                               -----------       --          --      -----------
TOTAL......................... $44,561,667       --          --      $44,561,667
                               ===========       ==          ==      ===========

              DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                                SHARES        VALUE+
                                                               ---------   ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc......................... 4,240,633   $ 48,894,498
Investment in DFA LTIP Portfolio of DFA Investment Dimensions
  Group Inc                                                    2,761,048     24,518,109
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc............................   433,028      9,032,954
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.........................   402,068      9,002,298
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.........................   241,955      5,199,610
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................   131,098      2,729,469
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................   205,561      2,598,291
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc                             48,364        514,592
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.........................    51,896        512,728
                                                                           ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $98,524,889)..........................................             $103,002,549
                                                                           ------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund,
  2.320%
  (Cost $24,762)..............................................    24,762         24,762
                                                                           ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $98,549,651)^^........................................             $103,027,311
                                                                           ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                 LEVEL 1        LEVEL 2   LEVEL 3    TOTAL
                               ------------   --------- --------- ------------
Affiliated Investment
  Companies................... $103,002,549      --        --     $103,002,549
Temporary Cash Investments....       24,762      --        --           24,762
                               ------------      --        --     ------------
TOTAL......................... $103,027,311      --        --     $103,027,311
                               ============      ==        ==     ============

              DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                                SHARES        VALUE+
-                                                              ---------   ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc......................... 5,272,432   $ 46,819,200
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc......................... 2,402,894     27,705,365
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc............................   882,200     18,402,690
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.........................   819,127     18,340,261
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.........................   490,343     10,537,477
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................   267,672      5,572,934
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................   420,427      5,314,193
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.........................   410,908      4,372,062
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc                            440,914      4,356,226
                                                                           ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $133,841,993).........................................             $141,420,408
                                                                           ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund,
  2.320%
  (Cost $70,834)..............................................    70,834         70,834
                                                                           ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $133,912,827)^^.......................................             $141,491,242
                                                                           ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1          LEVEL 2     LEVEL 3    TOTAL
                               ------------   ----------- ----------- ------------
Affiliated Investment
  Companies................... $141,420,408       --          --      $141,420,408
Temporary Cash Investments....       70,834       --          --            70,834
                               ============       ==          ==      ============
TOTAL......................... $141,491,242       --          --      $141,491,242
                               ============       ==          ==      ============

              DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                                SHARES        VALUE+
                                                               ---------   ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc......................... 5,089,404   $ 45,193,911
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc............................ 1,192,928     24,884,486
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc......................... 1,109,379     24,838,996
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.........................   664,271     14,275,194
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.........................   761,618      8,103,611
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.........................   817,225      8,074,186
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................   357,134      7,435,528
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................   565,786      7,151,533
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc.........................   344,938      3,977,133
                                                                           ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $136,443,276).........................................             $143,934,578
                                                                           ------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund,
  2.320%
  (Cost $29,361)..............................................    29,361         29,361
                                                                           ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $136,472,637)^^.......................................             $143,963,939
                                                                           ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1          LEVEL 2     LEVEL 3    TOTAL
                               ------------   ----------- ----------- ------------
Affiliated Investment
  Companies................... $143,934,578       --          --      $143,934,578
Temporary Cash Investments....       29,361       --          --            29,361
                               ------------       --          --      ------------
TOTAL......................... $143,963,939       --          --      $143,963,939
                               ============       ==          ==      ============

              DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                                SHARES        VALUE+
-                                                              ---------   ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc............................ 1,122,318   $ 23,411,562
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc......................... 1,042,068     23,331,904
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc......................... 1,843,176     16,367,398
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.........................   624,188     13,413,808
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.........................   830,737      8,839,035
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.........................   891,399      8,807,022
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................   336,237      7,000,449
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................   532,180      6,726,751
                                                                           ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $100,948,053).........................................             $107,897,929
                                                                           ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund,
  2.320%
  (Cost $88,773)..............................................    88,773         88,773
                                                                           ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $101,036,826)^^.......................................             $107,986,702
                                                                           ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1          LEVEL 2     LEVEL 3    TOTAL
                               ------------   ----------- ----------- ------------
Affiliated Investment
  Companies................... $107,897,929       --          --      $107,897,929
Temporary Cash Investments....       88,773       --          --            88,773
                               ------------       --          --      ------------
TOTAL......................... $107,986,702       --          --      $107,986,702
                               ============       ==          ==      ============

              DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                                SHARES       VALUE+
                                                               ---------   -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc............................ 1,050,337   $21,910,033
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.........................   976,724    21,868,851
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc.........................   582,160    12,510,613
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc                            733,313     7,802,445
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.........................   788,270     7,788,110
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................   316,519     6,589,927
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.........................   495,258     6,260,066
                                                                           -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $77,492,157)..........................................             $84,730,045
                                                                           -----------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund,
  2.320%
  (Cost $33,239)..............................................    33,239        33,239
                                                                           -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $77,525,396)^^........................................             $84,763,284
                                                                           ===========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------
                                 LEVEL 1         LEVEL 2     LEVEL 3    TOTAL
                               -----------   ----------- ----------- -----------
Affiliated Investment
  Companies................... $84,730,045       --          --      $84,730,045
Temporary Cash Investments....      33,239       --          --           33,239
                               -----------       --          --      -----------
TOTAL......................... $84,763,284       --          --      $84,763,284
                               ===========       ==          ==      ===========

                   DFA SHORT-DURATION REAL RETURN PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
BONDS -- (93.5%)
AUSTRALIA -- (3.1%)
Australia & New Zealand Banking Group, Ltd.
    2.550%, 11/23/21.....................................      2,700  $  2,659,649
    2.625%, 05/19/22.....................................        250       245,223
Commonwealth Bank of Australia
W   2.750%, 03/10/22.....................................      7,974     7,876,639
#   2.750%, 03/10/22.....................................        200       197,558
    0.500%, 07/11/22..................................... EUR  2,500     2,872,433
National Australia Bank, Ltd.
    2.800%, 01/10/22.....................................      8,000     7,934,844
    0.875%, 01/20/22..................................... EUR  1,700     1,977,048
    2.500%, 05/22/22.....................................      1,635     1,597,995
    0.350%, 09/07/22..................................... EUR  1,600     1,824,753
Westpac Banking Corp.
    2.100%, 05/13/21.....................................        461       451,394
    2.800%, 01/11/22.....................................     16,749    16,688,783
    0.250%, 01/17/22..................................... EUR    450       513,835
                                                                      ------------
TOTAL AUSTRALIA                                                         44,840,154
                                                                      ------------
AUSTRIA -- (0.6%)
Republic of Austria Government Bond
W   0.000%, 07/15/23..................................... EUR  8,000     9,247,458
                                                                      ------------
CANADA -- (11.1%)
Bank of Montreal
    1.900%, 08/27/21.....................................      7,000     6,826,231
Bank of Nova Scotia (The)
#   2.350%, 10/21/20.....................................     11,405    11,299,340
Canadian Imperial Bank of
    Commerce.............................................
#   2.550%, 06/16/22.....................................      2,500     2,455,643
Canadian Natural Resources, Ltd.
    2.950%, 01/15/23.....................................      4,500     4,397,674
CPPIB Capital, Inc.
W   2.250%, 01/25/22.....................................      2,000     1,972,180
Enbridge, Inc.
#   2.900%, 07/15/22.....................................      6,010     5,882,485
Export Development Canada
#   1.375%, 10/21/21.....................................      5,000     4,843,701
Husky Energy, Inc.
#   3.950%, 04/15/22.....................................      1,250     1,263,706
Province of British Columbia
    Canada...............................................
    2.650%, 09/22/21.....................................      5,000     4,998,976
    2.000%, 10/23/22.....................................      8,890     8,671,777
Province of Ontario Canada
    4.000%, 06/02/21..................................... CAD  5,200     4,134,236
#   2.400%, 02/08/22.....................................      6,000     5,930,474
    2.250%, 05/18/22.....................................      5,000     4,912,416
    3.150%, 06/02/22..................................... CAD 13,000    10,207,268
Province of Quebec Canada
    4.250%, 12/01/21..................................... CAD  5,000     4,033,068
Rogers Communications, Inc.
    4.100%, 10/01/23.....................................      3,000     3,093,675
Royal Bank of Canada
    2.350%, 10/30/20.....................................      6,000     5,943,361
    1.583%, 09/13/21..................................... CAD  6,000     4,463,184
    1.968%, 03/02/22..................................... CAD  2,300     1,721,390
    2.000%, 03/21/22..................................... CAD 11,000     8,238,426
Toronto-Dominion Bank (The)
    2.500%, 12/14/20.....................................     16,681    16,576,486
#   2.550%, 01/25/21.....................................      8,200     8,149,734
    1.994%, 03/23/22..................................... CAD  6,300     4,718,803
    3.005%, 05/30/23..................................... CAD  5,000     3,864,112
    0.625%, 07/20/23..................................... EUR  4,800     5,540,074
Total Capital Canada, Ltd.
    1.125%, 03/18/22..................................... EUR  5,000     5,897,292
Toyota Credit Canada, Inc.
    2.020%, 02/28/22..................................... CAD  8,500     6,341,798
    2.350%, 07/18/22..................................... CAD  3,000     2,253,145
    2.700%, 01/25/23..................................... CAD  4,000     3,032,688
                                                                      ------------
TOTAL CANADA                                                           161,663,343
                                                                      ------------
DENMARK -- (0.2%)
Danske Bank A.S.
W   2.750%, 09/17/20.....................................      3,000     2,927,011
                                                                      ------------
FINLAND -- (0.9%)
Municipality Finance P.L.C.
    2.375%, 03/15/22.....................................        650       644,416
Nordea Bank AB
W   2.250%, 05/27/21.....................................      3,800     3,718,611
    0.300%, 06/30/22..................................... EUR  1,000     1,145,101
Nordea Bank Abp
W   2.500%, 09/17/20.....................................      4,000     3,960,659
OP Corporate Bank P.L.C.
    0.375%, 08/29/23..................................... EUR  3,000     3,405,607
                                                                      ------------
TOTAL FINLAND                                                           12,874,394
                                                                      ------------
FRANCE -- (4.3%)
Agence Francaise de Developpement
    0.500%, 10/25/22..................................... EUR    500       582,361
BNP Paribas SA
#   2.375%, 05/21/20.....................................        500       496,559
    2.950%, 05/23/22.....................................      2,500     2,449,898
BPCE SA
    2.500%, 07/15/19.....................................      1,650     1,645,281
    2.650%, 02/03/21.....................................      1,300     1,282,018

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
FRANCE -- (Continued)
Caisse d'Amortissement de la Dette Sociale
    0.500%, 05/25/23..................................... EUR  4,500  $ 5,265,934
Credit Agricole SA
#W  3.375%, 01/10/22.....................................      2,000    1,984,646
Dexia Credit Local SA
    1.875%, 09/15/21.....................................      2,000    1,953,930
    0.250%, 06/02/22..................................... EUR    350      403,014
    0.750%, 01/25/23..................................... EUR  7,750    9,069,491
    0.250%, 06/01/23..................................... EUR  5,400    6,187,760
Electricite de France SA
W   2.350%, 10/13/20.....................................      1,000      989,316
French Republic Government Bond OAT
    1.750%, 05/25/23..................................... EUR  5,300    6,585,520
Pernod Ricard SA
W   5.750%, 04/07/21.....................................      5,000    5,258,658
Sanofi
    4.000%, 03/29/21.....................................      3,290    3,360,066
    0.500%, 03/21/23..................................... EUR  5,900    6,836,674
Societe Generale S.A.
    4.250%, 09/14/23.....................................      5,000    5,043,577
Total Capital International SA
    2.750%, 06/19/21.....................................      2,000    2,003,716
    0.250%, 07/12/23..................................... EUR  1,500    1,715,069
                                                                      -----------
TOTAL FRANCE                                                           63,113,488
                                                                      -----------
GERMANY -- (4.9%)
Daimler Finance North America LLC
W   2.700%, 08/03/20.....................................      3,085    3,065,579
Deutsche Bank AG
    2.950%, 08/20/20.....................................      1,900    1,857,535
Deutsche Telekom International Finance BV
W   1.500%, 09/19/19.....................................      5,570    5,517,622
FMS Wertmanagement
    1.375%, 06/08/21.....................................      9,000    8,749,294
Kreditanstalt fuer Wiederaufbau
    1.875%, 06/30/20.....................................      4,000    3,960,480
    2.750%, 09/08/20.....................................      2,000    2,004,943
    0.000%, 12/15/22..................................... EUR 20,500   23,636,660
    0.125%, 06/07/23..................................... EUR  3,400    3,933,442
    0.000%, 09/15/23..................................... EUR  2,000    2,298,342
Landwirtschaftliche Rentenbank
    0.050%, 06/12/23..................................... EUR  7,500    8,628,157
NRW Bank
    0.000%, 08/10/22..................................... EUR  3,500    4,024,871
    0.125%, 07/07/23..................................... EUR  2,400    2,764,749
State of North Rhine-Westphalia Germany
    0.200%, 04/17/23..................................... EUR  1,000    1,156,609
                                                                      -----------
TOTAL GERMANY                                                          71,598,283
                                                                      -----------
IRELAND -- (0.5%)
GE Capital European Funding Un, Ltd. Co.
    0.800%, 01/21/22..................................... EUR  2,400    2,706,136
Shire Acquisitions Investments Ireland DAC
    2.875%, 09/23/23.....................................      5,000    4,818,850
                                                                      -----------
TOTAL IRELAND                                                           7,524,986
                                                                      -----------
JAPAN -- (0.7%)
Daiwa Securities Group, Inc.
W   3.129%, 04/19/22.....................................      1,770    1,748,331
    Mizuho Bank, Ltd.
W   2.700%, 10/20/20.....................................      1,000      991,385
MUFG Bank, Ltd.
W   2.300%, 03/05/20.....................................      3,900    3,864,930
Nomura Holdings, Inc.
    2.750%, 03/19/19.....................................      1,500    1,499,537
Sumitomo Mitsui Banking Corp.
    2.450%, 01/16/20.....................................      2,000    1,991,406
Sumitomo Mitsui Financial Group, Inc.
    2.058%, 07/14/21.....................................        400      389,861
                                                                      -----------
TOTAL JAPAN                                                            10,485,450
                                                                      -----------
LUXEMBOURG -- (1.9%)
Allergan Funding SCS
    3.450%, 03/15/22.....................................      7,800    7,782,838
European Financial Stability Facility
    0.000%, 11/17/22..................................... EUR  9,842   11,328,617
    0.125%, 10/17/23..................................... EUR  1,000    1,152,478
Novartis Finance SA
    0.500%, 08/14/23..................................... EUR  3,000    3,481,446
    0.125%, 09/20/23..................................... EUR  3,000    3,414,765
                                                                      -----------
TOTAL LUXEMBOURG                                                       27,160,144
                                                                      -----------
NETHERLANDS -- (6.1%)
Bank Nederlandse Gemeenten NV
    0.050%, 07/11/23..................................... EUR  9,000   10,317,950
BNG Bank NV
#W  2.375%, 02/01/22.....................................     19,932   19,757,396
    2.375%, 02/01/22.....................................     12,000   11,894,880
Cooperatieve Rabobank UA
#   4.500%, 01/11/21.....................................      3,000    3,089,969
    2.750%, 01/10/22.....................................      5,000    4,952,478
    4.000%, 01/11/22..................................... EUR  2,950    3,752,303
Deutsche Telekom International Finance BV
    6.000%, 07/08/19.....................................        259      262,279
Enel Finance International NV
W   2.875%, 05/25/22.....................................      1,500    1,442,365
ING Bank NV
W   2.750%, 03/22/21.....................................      3,000    2,976,090

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
NETHERLANDS -- (Continued)
LyondellBasell Industries NV
    6.000%, 11/15/21.....................................       3,853 $ 4,092,031
Mondelez International Holdings Netherlands BV
W   2.000%, 10/28/21.....................................       2,258   2,185,171
Shell International Finance BV
    2.125%, 05/11/20.....................................       2,200   2,185,313
    1.875%, 05/10/21.....................................      10,000   9,822,755
    1.750%, 09/12/21.....................................      11,000  10,725,671
    1.000%, 04/06/22..................................... EUR   2,000   2,349,902
                                                                      -----------
TOTAL NETHERLANDS                                                      89,806,553
                                                                      -----------
NEW ZEALAND -- (0.3%)
ANZ New Zealand International, Ltd.
    0.400%, 03/01/22..................................... EUR     200     228,482
ASB Finance, Ltd.
    0.500%, 06/10/22..................................... EUR   3,800   4,338,765
                                                                      -----------
TOTAL NEW ZEALAND                                                       4,567,247
                                                                      -----------
NORWAY -- (0.3%)
Kommunalbanken A.S.
    2.250%, 01/25/22.....................................       5,000   4,947,130
                                                                      -----------
SINGAPORE -- (0.1%)
Flex, Ltd.
    5.000%, 02/15/23.....................................       1,000   1,021,623
                                                                      -----------
SPAIN -- (0.5%)
Banco Santander SA
    3.848%, 04/12/23.....................................       2,000   1,993,704
Telefonica Emisiones SAU
    5.134%, 04/27/20.....................................       4,250   4,344,763
    5.462%, 02/16/21.....................................       1,000   1,044,254
                                                                      -----------
TOTAL SPAIN                                                             7,382,721
                                                                      -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (5.3%)
Asian Development Bank
    2.000%, 02/16/22.....................................       3,000   2,948,580
Council Of Europe Development Bank
    0.125%, 05/25/23..................................... EUR   8,500   9,816,113
European Investment Bank
    1.625%, 12/15/20.....................................       3,000   2,948,583
    2.000%, 03/15/21.....................................       7,000   6,915,800
    1.375%, 09/15/21.....................................      11,500  11,158,834
    0.000%, 10/16/23..................................... EUR   2,000   2,297,367
European Stability Mechanism
    0.000%, 10/18/22..................................... EUR  13,950  16,052,365
    0.100%, 07/31/23..................................... EUR  14,500  16,706,033
International Bank for Reconstruction & Development
    1.625%, 03/09/21.....................................       4,000   3,925,064
Nordic Investment Bank
    2.125%, 02/01/22.....................................       5,000   4,929,820
                                                                      -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                           77,698,559
                                                                      -----------
SWEDEN -- (5.2%)
Kommuninvest I Sverige AB
    0.250%, 06/01/22..................................... SEK 185,000  20,438,683
    0.750%, 02/22/23..................................... SEK 170,000  19,028,930
    1.000%, 11/13/23..................................... SEK  20,000   2,252,656
Svenska Handelsbanken AB
    1.875%, 09/07/21.....................................         447     431,885
    0.250%, 02/28/22..................................... EUR   1,900   2,171,492
Swedbank AB
    0.300%, 09/06/22..................................... EUR   3,000   3,424,407
Sweden Government Bond
    3.500%, 06/01/22..................................... SEK 225,500  28,042,263
                                                                      -----------
TOTAL SWEDEN                                                           75,790,316
                                                                      -----------
SWITZERLAND -- (0.1%)
Credit Suisse AG
    2.300%, 05/28/19.....................................         625     624,136
    3.000%, 10/29/21.....................................         480     479,246
                                                                      -----------
TOTAL SWITZERLAND                                                       1,103,382
                                                                      -----------
UNITED KINGDOM -- (2.0%)
AstraZeneca P.L.C.
#   2.375%, 11/16/20.....................................       5,071   5,013,648
Barclays P.L.C.
    2.750%, 11/08/19.....................................       2,000   1,993,120
    3.250%, 01/12/21.....................................       1,500   1,483,861
BAT International Finance P.L.C.
W   3.250%, 06/07/22.....................................       7,900   7,806,342
British Telecommunications P.L.C.
    2.350%, 02/14/19.....................................         700     699,852
HSBC Holdings P.L.C.
    4.000%, 03/30/22.....................................         700     718,433
    3.600%, 05/25/23.....................................         775     780,696
Lloyds Banking Group P.L.C.
    3.100%, 07/06/21.....................................       1,156   1,141,881
    3.000%, 01/11/22.....................................       1,000     982,337
Santander UK Group Holdings P.L.C.
#   2.875%, 08/05/21.....................................         750     734,662
Santander UK P.L.C.
    2.500%, 03/14/19.....................................         600     599,912
    2.375%, 03/16/20.....................................       4,600   4,567,735
Vodafone Group P.L.C.
    2.500%, 09/26/22.....................................       2,500   2,430,568
                                                                      -----------
TOTAL UNITED KINGDOM                                                   28,953,047
                                                                      -----------

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (45.4%)
Abbott Laboratories
#   2.800%, 09/15/20.....................................      3,500  $3,505,138
AbbVie, Inc.
    2.500%, 05/14/20.....................................      6,000   5,964,228
    2.900%, 11/06/22.....................................      1,000     987,851
Aetna, Inc.
    2.200%, 03/15/19.....................................        340     339,828
    2.750%, 11/15/22.....................................        825     805,639
Agilent Technologies, Inc.
    3.200%, 10/01/22.....................................      2,000   1,983,034
Airgas, Inc.
    2.375%, 02/15/20.....................................      4,000   3,972,097
Allergan Finance LLC
    3.250%, 10/01/22.....................................      2,300   2,275,833
Altria Group, Inc.
    4.750%, 05/05/21.....................................        500     516,335
Amazon.com, Inc.
    2.600%, 12/05/19.....................................      2,354   2,352,860
American Express Co.
    2.500%, 08/01/22.....................................      7,383   7,211,874
American Express Credit Corp.
    2.375%, 05/26/20.....................................        800     795,448
American Honda Finance Corp.
    2.450%, 09/24/20.....................................      3,000   2,982,005
American International Group, Inc.
    2.300%, 07/16/19.....................................      2,062   2,057,075
    3.375%, 08/15/20.....................................      3,000   3,014,889
    6.400%, 12/15/20.....................................      2,475   2,625,749
    3.300%, 03/01/21.....................................        500     503,740
    4.875%, 06/01/22.....................................      1,400   1,475,412
Ameriprise Financial, Inc.
    5.300%, 03/15/20.....................................      1,000   1,026,057
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23.....................................      3,000   2,889,823
Anthem, Inc.
    3.125%, 05/15/22.....................................      1,907   1,901,746
    3.300%, 01/15/23.....................................        825     830,930
Aon Corp.
    5.000%, 09/30/20.....................................      2,710   2,784,844
Apache Corp.
    3.250%, 04/15/22.....................................        500     495,135
#   2.625%, 01/15/23.....................................      2,069   1,977,342
Apple, Inc.
    2.500%, 02/09/22.....................................      7,828   7,778,969
    2.300%, 05/11/22.....................................      7,500   7,398,106
    2.700%, 05/13/22.....................................      4,362   4,361,196
#   2.100%, 09/12/22.....................................      5,000   4,890,939
    1.000%, 11/10/22..................................... EUR  2,700   3,194,776
Assurant, Inc.
    4.000%, 03/15/23.....................................      3,000   3,017,749
AT&T, Inc.
    2.450%, 06/30/20.....................................      1,331   1,322,253
    4.600%, 02/15/21.....................................      1,000   1,024,664
    3.000%, 06/30/22.....................................        620     615,781
AutoZone, Inc.
    3.700%, 04/15/22.....................................        750     751,264
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
    2.773%, 12/15/22.....................................      3,000   2,934,181
Baltimore Gas & Electric Co.
    3.350%, 07/01/23.....................................        610     612,811
Bank of America Corp.
    2.625%, 10/19/20.....................................      2,500   2,490,489
    3.300%, 01/11/23.....................................        500     502,933
Bank of New York Mellon Corp. (The)
    4.600%, 01/15/20.....................................        680     691,288
    2.150%, 02/24/20.....................................      1,200   1,192,036
#   3.500%, 04/28/23.....................................      2,000   2,032,058
Bayer U.S. Finance II LLC
W   2.125%, 07/15/19.....................................      2,550   2,543,251
Bayer U.S. Finance LLC
W   2.375%, 10/08/19.....................................      2,500   2,482,668
BB&T Corp.
    2.050%, 05/10/21.....................................        731     717,114
    2.750%, 04/01/22.....................................      1,090   1,077,640
Berkshire Hathaway, Inc.
    0.750%, 03/16/23..................................... EUR    600     695,993
Biogen, Inc.
    2.900%, 09/15/20.....................................      1,500   1,498,331
    3.625%, 09/15/22.....................................      4,500   4,574,043
BMW US Capital LLC
W   3.450%, 04/12/23.....................................      2,000   2,016,261
Booking Holdings, Inc.
    2.750%, 03/15/23.....................................      4,500   4,388,112
Boston Scientific Corp.
    6.000%, 01/15/20.....................................        500     513,624
BP Capital Markets America, Inc.
    4.500%, 10/01/20.....................................      3,750   3,856,691
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.....................................        500     499,730
Broadcom Corp. / Broadcom Cayman Finance Ltd.
    3.000%, 01/15/22.....................................      5,000   4,894,112
Bunge, Ltd. Finance Corp.
    3.000%, 09/25/22.....................................      1,100   1,058,009
C.V.S Health Co.rp
    3.500%, 07/20/22.....................................      2,500   2,522,712
Campbell Soup Co.
    2.500%, 08/02/22.....................................      1,000     947,074
#   3.650%, 03/15/23.....................................     10,000   9,929,183
Capital One Bank USA NA
    2.300%, 06/05/19.....................................      2,000   1,996,466
Capital One Financial Corp.
    3.200%, 01/30/23.....................................      6,000   5,902,332
Cardinal Health, Inc.
    4.625%, 12/15/20.....................................      1,000   1,026,720

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
UNITED STATES -- (Continued)
Caterpillar Financial Services Corp.
    1.700%, 08/09/21.....................................  1,000  $   971,373
    2.625%, 03/01/23.....................................    500      490,954
CBS Corp.
    2.300%, 08/15/19.....................................  2,000    1,993,021
    2.500%, 02/15/23.....................................  3,000    2,863,959
Celgene Corp.
    2.750%, 02/15/23.....................................  5,500    5,368,027
Chevron Corp.
#   2.419%, 11/17/20.....................................    800      799,277
    2.100%, 05/16/21.....................................  1,375    1,357,024
    2.498%, 03/03/22..................................... 12,400   12,331,059
Chubb INA Holdings, Inc.
    2.300%, 11/03/20.....................................    425      421,165
Church & Dwight Co., Inc.
    2.875%, 10/01/22.....................................  1,000      985,819
Cisco Systems, Inc.
    1.850%, 09/20/21..................................... 14,000   13,715,554
Citigroup, Inc.
    2.050%, 06/07/19.....................................  3,000    2,992,331
    2.400%, 02/18/20.....................................  3,000    2,984,870
    3.875%, 10/25/23.....................................    530      538,825
Citizens Bank N.A.
    3.700%, 03/29/23.....................................  8,178    8,248,413
CMS Energy Corp.
    5.050%, 03/15/22.....................................  2,549    2,670,640
CNA Financial Corp.
    5.875%, 08/15/20.....................................  1,790    1,857,304
    5.750%, 08/15/21.....................................    880      921,742
Coca-Cola Co. (The)
    1.550%, 09/01/21.....................................  2,500    2,430,798
    3.300%, 09/01/21.....................................  1,000    1,015,266
Comcast Corp.
    5.150%, 03/01/20.....................................  1,900    1,946,863
Comerica, Inc.
    2.125%, 05/23/19.....................................  1,450    1,447,236
Conagra Brands, Inc.
    3.200%, 01/25/23.....................................    667      649,125
Constellation Brands, Inc.
    2.700%, 05/09/22.....................................  7,000    6,821,944
    3.200%, 02/15/23.....................................  1,706    1,677,670
Cox Communications, Inc.
W   3.250%, 12/15/22.....................................    975      963,091
CVS Health Corp.
    2.250%, 08/12/19.....................................  2,500    2,491,826
    2.125%, 06/01/21.....................................    500      489,203
    2.750%, 12/01/22.....................................  2,500    2,442,644
Discovery Communications LLC
W   2.750%, 11/15/19.....................................  2,369    2,356,394
Dollar General Corp.
    3.250%, 04/15/23.....................................  2,320    2,291,139
Dollar Tree, Inc.
#   3.700%, 05/15/23.....................................  6,882    6,807,110
Dow Chemical Co. (The)
    3.000%, 11/15/22.....................................  2,000    1,990,385
DTE Energy Co.
    2.400%, 12/01/19.....................................  4,000    3,967,412
    3.300%, 06/15/22.....................................    503      499,399
Duke Energy Corp.
#   2.400%, 08/15/22.....................................  1,357    1,311,822
E*TRADE Financial Corp.
    2.950%, 08/24/22.....................................  8,280    8,056,950
eBay, Inc.
    2.200%, 08/01/19.....................................  2,846    2,836,155
    2.750%, 01/30/23.....................................    417      401,720
Edison International
    2.950%, 03/15/23.....................................    710      666,723
Electronic Arts, Inc.
    3.700%, 03/01/21.....................................  2,000    2,025,679
Enterprise Products Operating LLC
    3.350%, 03/15/23.....................................  2,000    2,003,594
Equifax, Inc.
    3.950%, 06/15/23.....................................  5,000    5,030,957
Exelon Generation Co. LLC
    2.950%, 01/15/20.....................................  2,600    2,592,502
    4.000%, 10/01/20.....................................    600      605,914
Express Scripts Holding Co.
    2.250%, 06/15/19.....................................  1,000      997,788
    3.900%, 02/15/22.....................................  1,866    1,896,538
Exxon Mobil Corp.
    1.912%, 03/06/20.....................................  2,400    2,382,313
    2.222%, 03/01/21.....................................  5,824    5,777,245
    2.397%, 03/06/22..................................... 11,161   11,071,535
Fidelity National Information Services, Inc.
    2.250%, 08/15/21.....................................  5,000    4,861,948
Fifth Third Bancorp
    3.500%, 03/15/22.....................................  2,000    2,012,294
Fifth Third Bank
    2.375%, 04/25/19.....................................    203      202,839
Ford Motor Credit Co. LLC
    3.157%, 08/04/20.....................................  1,200    1,180,054
GATX Corp.
    2.500%, 07/30/19.....................................    200      199,358
General Mills, Inc.
    3.150%, 12/15/21.....................................    500      498,597
    2.600%, 10/12/22.....................................  4,385    4,272,807
General Motors Financial Co., Inc.
    3.200%, 07/06/21.....................................  7,200    7,088,992
Georgia Power Co.
    4.250%, 12/01/19.....................................    215      217,280
Gilead Sciences, Inc.
    2.550%, 09/01/20.....................................  1,000      994,334
Goldman Sachs Group, Inc. (The)
    2.550%, 10/23/19.....................................  4,900    4,888,259
    5.750%, 01/24/22.....................................  5,500    5,900,557
Harley-Davidson Financial Services, Inc.
W   2.850%, 01/15/21.....................................    500      491,436

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^   VALUE+
                                                          ------- -----------
                                                           (000)
UNITED STATES -- (Continued)
    3.550%, 05/21/21.....................................  1,000  $   994,920
W   2.550%, 06/09/22.....................................  2,924    2,797,686
Harris Corp.
    2.700%, 04/27/20.....................................  4,500    4,463,296
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20.....................................  3,800    3,823,620
HSBC USA, Inc.
    2.375%, 11/13/19.....................................  3,281    3,269,412
Humana, Inc.
    2.625%, 10/01/19.....................................  3,000    2,992,790
Huntington National Bank (The)
    2.400%, 04/01/20.....................................  2,600    2,583,847
Intercontinental Exchange, Inc.
    2.750%, 12/01/20.....................................    268      267,220
International Business Machines Corp.
    1.625%, 05/15/20.....................................  1,390    1,371,462
JM Smucker Co. (The)
    2.500%, 03/15/20.....................................  3,320    3,298,811
John Deere Capital Corp.
    2.050%, 03/10/20.....................................  1,625    1,610,234
Johnson & Johnson
    2.250%, 03/03/22.....................................  1,500    1,476,426
JPMorgan Chase & Co.
    3.250%, 09/23/22.....................................  2,300    2,318,447
Kellogg Co.
    4.000%, 12/15/20.....................................  1,000    1,015,688
KeyCorp
    2.900%, 09/15/20.....................................  2,000    1,994,025
Kimberly-Clark Corp.
    1.900%, 05/22/19.....................................  2,000    1,994,829
Kohl's Corp.
    3.250%, 02/01/23.....................................  2,000    1,940,660
    Kraft Heinz Foods Co.
    3.500%, 06/06/22.....................................  2,350    2,354,051
    4.000%, 06/15/23.....................................  7,000    7,117,924
Kroger Co. (The)
#   3.400%, 04/15/22.....................................  1,000      991,412
    2.800%, 08/01/22.....................................    500      491,158
L3 Technologies, Inc.
#   4.950%, 02/15/21.....................................    701      720,824
Laboratory Corp. of America Holdings
    3.200%, 02/01/22.....................................  1,500    1,496,407
    4.000%, 11/01/23.....................................  5,000    5,044,859
Lam Research Corp.
    2.750%, 03/15/20.....................................  2,800    2,792,038
Legg Mason, Inc.
    2.700%, 07/15/19.....................................  3,000    2,997,229
Liberty Mutual Group, Inc.
W   5.000%, 06/01/21.....................................  2,900    2,995,527
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.....................................  4,225    4,193,172
Marriott International, Inc.
    3.000%, 03/01/19.....................................  2,960    2,959,857
#   2.300%, 01/15/22.....................................  1,385    1,339,184
Marsh & McLennan Cos., Inc.
    2.350%, 03/06/20.....................................  2,000    1,985,111
    2.750%, 01/30/22.....................................  1,500    1,477,144
McKesson Corp.
    2.700%, 12/15/22.....................................  2,451    2,380,077
    2.850%, 03/15/23.....................................  1,220    1,182,542
Mead Johnson Nutrition Co.
    3.000%, 11/15/20.....................................    700      699,693
Merck & Co., Inc.
    2.350%, 02/10/22.....................................  1,345    1,332,237
    2.400%, 09/15/22.....................................  1,500    1,477,507
Microsoft Corp.
    2.000%, 11/03/20.....................................  3,500    3,467,721
    1.550%, 08/08/21.....................................  4,000    3,899,921
    2.400%, 02/06/22.....................................  2,000    1,991,121
    2.375%, 02/12/22..................................... 18,000   17,889,778
    2.650%, 11/03/22.....................................  6,400    6,405,753
#   2.000%, 08/08/23.....................................  4,000    3,888,600
Mondelez International, Inc.
#   3.625%, 05/07/23.....................................    890      901,443
Morgan Stanley
    2.375%, 07/23/19.....................................  2,220    2,216,086
    5.500%, 07/28/21.....................................    925      976,842
    3.125%, 01/23/23.....................................  3,000    2,984,060
Mosaic Co. (The)
    3.750%, 11/15/21.....................................  1,000    1,002,099
Motorola Solutions, Inc.
    3.500%, 03/01/23.....................................  1,750    1,708,211
Nasdaq, Inc.
    5.550%, 01/15/20.....................................  2,484    2,542,150
National Oilwell Varco, Inc.
    2.600%, 12/01/22.....................................  5,283    5,061,114
NetApp, Inc.
    3.250%, 12/15/22.....................................  2,000    1,961,776
Newell Brands, Inc.
    4.000%, 06/15/22.....................................  1,000      990,991
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.....................................  2,950    2,939,701
Nissan Motor Acceptance Corp.
W   2.125%, 03/03/20.....................................  2,250    2,223,495
Noble Energy, Inc.
    4.150%, 12/15/21.....................................    580      586,653
Nordstrom, Inc.
#   4.750%, 05/01/20.....................................    350      354,955
Northrop Grumman Corp.
    3.500%, 03/15/21.....................................    535      540,028
NVIDIA Corp.
#   2.200%, 09/16/21.....................................    575      564,154
Occidental Petroleum Corp.
    2.700%, 02/15/23.....................................  2,352    2,324,109

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
UNITED STATES -- (Continued)
Omnicom Group, Inc. / Omnicom Capital, Inc.
    3.625%, 05/01/22.....................................      6,335  $ 6,354,806
ONEOK, Inc.
    4.250%, 02/01/22.....................................      3,000    3,049,007
Oracle Corp.
    1.900%, 09/15/21.....................................      9,000    8,810,442
    2.500%, 05/15/22.....................................      3,000    2,964,542
    2.500%, 10/15/22.....................................      2,000    1,972,082
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
W   3.375%, 02/01/22.....................................      1,605    1,593,446
W   4.875%, 07/11/22.....................................        900      932,488
W   4.250%, 01/17/23.....................................        822      831,161
PepsiCo, Inc.
    2.150%, 10/14/20.....................................      3,000    2,981,506
    2.250%, 05/02/22.....................................        710      699,898
Pfizer, Inc.
    1.950%, 06/03/21.....................................      3,990    3,927,671
    0.250%, 03/06/22..................................... EUR  4,000    4,582,487
Philip Morris International, Inc.
    2.375%, 08/17/22.....................................        200      195,311
Phillips 66
    4.300%, 04/01/22.....................................        990    1,026,003
PNC Bank NA
    2.400%, 10/18/19.....................................      3,000    2,991,696
Principal Financial Group, Inc.
    3.300%, 09/15/22.....................................      1,416    1,409,004
    3.125%, 05/15/23.....................................        890      881,738
Procter & Gamble Co. (The)
    1.700%, 11/03/21.....................................      5,000    4,871,803
    2.300%, 02/06/22.....................................        650      643,958
    2.000%, 08/16/22..................................... EUR  1,000    1,220,594
Progress Energy, Inc.
    4.400%, 01/15/21.....................................      2,150    2,193,356
Prudential Financial, Inc.
    5.375%, 06/21/20.....................................      3,000    3,095,195
QUALCOMM, Inc.
    2.250%, 05/20/20.....................................      3,000    2,979,561
    2.600%, 01/30/23.....................................      6,690    6,524,885
Quest Diagnostics, Inc.
    2.700%, 04/01/19.....................................      1,300    1,298,835
    2.500%, 03/30/20.....................................      3,630    3,606,103
Regions Financial Corp.
    2.750%, 08/14/22.....................................      2,750    2,680,585
Reinsurance Group of America, Inc.
    4.700%, 09/15/23.....................................      4,600    4,783,574
Ryder System, Inc.
    2.350%, 02/26/19.....................................      2,000    1,999,120
#   3.400%, 03/01/23.....................................      1,200    1,183,391
Santander Holdings USA, Inc.
    2.650%, 04/17/20.....................................      2,000    1,985,691
    3.700%, 03/28/22.....................................        780      779,040
    3.400%, 01/18/23.....................................      2,150    2,117,239
Sempra Energy
    2.850%, 11/15/20.....................................      5,000    4,939,855
    4.050%, 12/01/23.....................................        735      744,181
Sherwin-Williams Co. (The)
    2.750%, 06/01/22.....................................      2,250    2,207,443
Solvay Finance America LLC
W   3.400%, 12/03/20.....................................      3,200    3,198,896
Southern Power Co.
    2.500%, 12/15/21.....................................        539      527,875
Southwest Airlines Co.
    2.750%, 11/06/19.....................................        426      425,712
Spirit AeroSystems, Inc.
    3.950%, 06/15/23.....................................        500      500,506
State Street Corp.
    4.375%, 03/07/21.....................................      2,000    2,056,536
Stryker Corp.
    2.625%, 03/15/21.....................................      2,378    2,355,213
Sunoco Logistics Partners Operations L.P.
    3.450%, 01/15/23.....................................        740      725,512
SunTrust Banks, Inc.
    2.900%, 03/03/21.....................................      3,000    2,990,356
Sysco Corp.
    2.600%, 10/01/20.....................................      3,970    3,945,467
Target Corp.
#   2.300%, 06/26/19.....................................        515      514,060
Texas Instruments, Inc.
#   1.850%, 05/15/22.....................................        600      579,696
The Mosaic Co.
    3.250%, 11/15/22.....................................      1,000      987,946
Thermo Fisher Scientific, Inc.
    3.300%, 02/15/22.....................................      2,300    2,307,737
#   3.000%, 04/15/23.....................................      1,200    1,183,099
Total System Services, Inc.
    3.750%, 06/01/23.....................................      4,480    4,437,214
Toyota Motor Credit Corp.
    1.900%, 04/08/21.....................................     10,500   10,309,468
    2.600%, 01/11/22.....................................      3,000    2,977,010
    3.300%, 01/12/22.....................................      1,561    1,578,027
Tupperware Brands Corp.
    4.750%, 06/01/21.....................................      2,000    2,058,199
Tyson Foods, Inc.
    2.650%, 08/15/19.....................................      1,940    1,936,390
    4.500%, 06/15/22.....................................      2,000    2,060,771
Unilever Capital Corp.
#   4.250%, 02/10/21.....................................      1,200    1,237,266
United Parcel Service, Inc.
    2.450%, 10/01/22.....................................        300      295,988
UnitedHealth Group, Inc.
    2.300%, 12/15/19.....................................        815      812,145
    2.700%, 07/15/20.....................................        439      438,828
    2.125%, 03/15/21.....................................      2,000    1,973,432
US Bancorp
    2.200%, 04/25/19.....................................         66       65,931
Verizon Communications, Inc.
    3.500%, 11/01/21.....................................      1,000    1,015,561
    2.946%, 03/15/22.....................................      2,500    2,492,893
Viacom, Inc.
    3.875%, 12/15/21.....................................      2,740    2,759,286

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^      VALUE+
                                                          --------- --------------
                                                            (000)
UNITED STATES -- (Continued)
Volkswagen Group of America Finance LLC
W   2.400%, 05/22/20.....................................     4,000 $    3,955,047
Walgreen Co.
    3.100%, 09/15/22.....................................     1,500      1,476,238
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.....................................     2,000      1,997,689
    3.300%, 11/18/21.....................................       500        500,787
Warner Media LLC
    2.100%, 06/01/19.....................................     2,000      1,994,410
    4.000%, 01/15/22.....................................     1,500      1,523,483
Wells Fargo & Co.
    2.150%, 01/30/20.....................................     1,500      1,489,836
WestRock RKT LLC
    4.450%, 03/01/19.....................................       595        595,593
Whirlpool Corp.
    3.700%, 03/01/23.....................................     2,170      2,134,300
Williams Cos., Inc. (The)
    3.700%, 01/15/23.....................................     1,190      1,188,151
Xilinx, Inc.
    2.125%, 03/15/19.....................................       716        714,769
Zimmer Biomet Holdings, Inc.
    3.150%, 04/01/22.....................................       950        938,196
Zoetis, Inc.
    3.250%, 02/01/23.....................................     2,976      2,954,824
                                                                    --------------
TOTAL UNITED STATES......................................              662,421,650
                                                                    --------------
TOTAL BONDS..............................................            1,365,126,939
                                                                    --------------
AGENCY OBLIGATIONS -- (2.5%)
Federal Home Loan Bank
    3.250%, 06/09/23.....................................     3,000      3,082,080
Federal Home Loan Mortgage Corp.
#   1.375%, 05/01/20.....................................     7,000      6,898,374
Federal Home Loan Mortgage Corporation
    2.375%, 01/13/22.....................................     3,000      2,989,404
Federal National Mortgage Association
    1.500%, 06/22/20.....................................     6,000      5,916,114
    1.875%, 04/05/22.....................................     6,000      5,881,962
    2.000%, 10/05/22.....................................     4,000      3,928,136
#   2.375%, 01/19/23.....................................     6,000      5,971,266
Tennessee Valley Authority
    3.875%, 02/15/21.....................................     2,000      2,051,738
                                                                    --------------
TOTAL AGENCY OBLIGATIONS                                                36,719,074
                                                                    --------------
U.S. TREASURY OBLIGATIONS -- (1.8%)
Treasury Inflation Protected Security
    0.125%, 04/15/20.....................................    26,371     26,019,901
                                                                    --------------
TOTAL INVESTMENT SECURITIES..............................            1,427,865,914
                                                                    --------------

                                                           SHARES
                                                          ---------
SECURITIES LENDING COLLATERAL -- (2.2%)
@(S) DFA Short Term Investment Fund...................... 2,748,759     31,805,893
                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,472,729,921)^^................................           $1,459,671,807
                                                                    ==============

As of January 31, 2019, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                UNREALIZED
                                                                                 FOREIGN
                                                                                 EXCHANGE
                                                                               APPRECIATION
     CURRENCY PURCHASED         CURRENCY SOLD   COUNTERPARTY  SETTLEMENT DATE (DEPRECIATION)
      ------------------       --------------- -------------- --------------- --------------
USD                 70,890,175 SEK 637,948,274 Citibank, N.A.    02/22/19      $   285,872
USD                 18,060,322 EUR  15,667,826 Citibank, N.A.    03/28/19           45,962
USD                 17,542,114 EUR  15,191,305 Citibank, N.A.    04/09/19           57,311
USD                 98,140,189 EUR  85,002,154 Citibank, N.A.    04/12/19          280,144
                                                                               -----------
TOTAL APPRECIATION                                                             $   669,289
USD                 25,916,819 CAD  34,494,685 Citibank, N.A.    02/06/19      $  (338,840)
USD                 25,952,167 CAD  35,102,605 Citibank, N.A.    02/06/19         (766,211)
USD                 86,718,513 EUR  75,327,477 Citibank, N.A.    04/26/19         (105,886)
                                                                               -----------
TOTAL (DEPRECIATION)                                                           $(1,210,937)
                                                                               -----------
TOTAL APPRECIATION
(DEPRECIATION)                                                                 $  (541,648)
                                                                               ===========

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

As of January 31, 2019, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:

                                 PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT
                                   MADE     RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS   MARKET
COUNTERPARTY                     BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED   VALUE
------------                   ------------ -------- --------- -------------- ---------- -------- -------- ---------
Bank of America Corp.......... 2.340% Fixed   CPI    Maturity  USD 21,000,000  09/26/23     --       --    $(474,431)
Bank of America Corp.......... 2.333% Fixed   CPI    Maturity  USD 36,000,000  10/03/23     --       --     (793,031)
Bank of America Corp.......... 2.282% Fixed   CPI    Maturity  USD 40,000,000  02/08/20     --       --     (496,046)
Bank of America Corp.......... 2.254% Fixed   CPI    Maturity  USD 30,000,000  10/24/23     --       --     (527,878)
Bank of America Corp.......... 2.228% Fixed   CPI    Maturity  USD 26,000,000  03/12/22     --       --     (354,032)
Bank of America Corp.......... 2.225% Fixed   CPI    Maturity  USD 29,000,000  03/01/20     --       --     (322,099)
Bank of America Corp.......... 2.208% Fixed   CPI    Maturity  USD 26,000,000  02/01/23     --       --     (349,429)
Bank of America Corp.......... 2.204% Fixed   CPI    Maturity  USD 44,000,000  02/16/19     --       --        7,009
Bank of America Corp.......... 1.633% Fixed   CPI    Maturity  USD 27,000,000  04/14/21     --       --      504,182
Bank of America Corp.......... 1.525% Fixed   CPI    Maturity  USD 43,000,000  08/31/21     --       --      881,775
Bank of America Corp.......... 1.435% Fixed   CPI    Maturity  USD 30,000,000  10/30/20     --       --      536,009
Citibank, N.A................. 2.318% Fixed   CPI    Maturity  USD 24,000,000  07/05/22     --       --     (438,779)
Citibank, N.A................. 2.196% Fixed   CPI    Maturity  USD 24,000,000  05/31/23     --       --     (330,225)
Citibank, N.A................. 2.190% Fixed   CPI    Maturity  USD 23,000,000  08/13/21     --       --     (318,942)
Citibank, N.A................. 2.182% Fixed   CPI    Maturity  USD 23,000,000  01/19/23     --       --     (269,906)
Citibank, N.A................. 2.149% Fixed   CPI    Maturity  USD 38,000,000  01/23/21     --       --     (346,565)
Citibank, N.A................. 2.144% Fixed   CPI    Maturity  USD 44,000,000  01/11/21     --       --     (405,413)
Citibank, N.A................. 2.041% Fixed   CPI    Maturity  USD 24,000,000  10/17/22     --       --       (3,004)
Citibank, N.A................. 2.036% Fixed   CPI    Maturity  USD 36,000,000  11/21/22     --       --     (118,187)
Citibank, N.A................. 2.009% Fixed   CPI    Maturity  USD 42,000,000  10/23/22     --       --       50,993
Citibank, N.A................. 1.998% Fixed   CPI    Maturity  USD 23,000,000  12/10/23     --       --     (116,530)
Citibank, N.A................. 1.879% Fixed   CPI    Maturity  USD 54,000,000  07/26/21     --       --      220,787
Citibank, N.A................. 1.849% Fixed   CPI    Maturity  USD 20,000,000  10/27/21     --       --      143,601
Citibank, N.A................. 1.655% Fixed   CPI    Maturity  USD 40,000,000  07/20/20     --       --      490,309
Citibank, N.A................. 1.623% Fixed   CPI    Maturity  USD 38,000,000  06/20/20     --       --      588,543
Credit Suisse................. 1.735% Fixed   CPI    Maturity  USD 33,000,000  03/05/19     --       --      (21,812)
Deutsche Bank AG.............. 2.333% Fixed   CPI    Maturity  USD 40,000,000  07/11/21     --       --     (671,942)
Deutsche Bank AG.............. 2.318% Fixed   CPI    Maturity  USD 28,000,000  08/31/23     --       --     (621,055)
Deutsche Bank AG.............. 2.289% Fixed   CPI    Maturity  USD 33,000,000  06/13/22     --       --     (545,706)
Deutsche Bank AG.............. 2.235% Fixed   CPI    Maturity  USD 38,000,000  05/02/22     --       --     (611,284)
Deutsche Bank AG.............. 2.233% Fixed   CPI    Maturity  USD 48,000,000  08/01/21     --       --     (724,677)
Deutsche Bank AG.............. 2.208% Fixed   CPI    Maturity  USD 20,000,000  04/05/23     --       --     (315,583)
Deutsche Bank AG.............. 2.203% Fixed   CPI    Maturity  USD 31,000,000  10/25/22     --       --     (427,717)
Deutsche Bank AG.............. 2.193% Fixed   CPI    Maturity  USD 40,000,000  03/08/21     --       --     (451,539)
Deutsche Bank AG.............. 2.128% Fixed   CPI    Maturity  USD 34,000,000  11/15/22     --       --     (359,468)
Deutsche Bank AG.............. 2.125% Fixed   CPI    Maturity  USD 20,000,000  01/04/23     --       --     (167,838)
Deutsche Bank AG.............. 2.035% Fixed   CPI    Maturity  USD 22,000,000  12/11/22     --       --      (94,235)
Deutsche Bank AG.............. 1.938% Fixed   CPI    Maturity  USD 25,000,000  09/08/22     --       --      117,362

                                 UNREALIZED
                                APPRECIATION
COUNTERPARTY                   (DEPRECIATION)
------------                   --------------
Bank of America Corp..........   $(474,431)
Bank of America Corp..........    (793,031)
Bank of America Corp..........    (496,046)
Bank of America Corp..........    (527,878)
Bank of America Corp..........    (354,032)
Bank of America Corp..........    (322,099)
Bank of America Corp..........    (349,429)
Bank of America Corp..........       7,009
Bank of America Corp..........     504,182
Bank of America Corp..........     881,775
Bank of America Corp..........     536,009
Citibank, N.A.................    (438,779)
Citibank, N.A.................    (330,225)
Citibank, N.A.................    (318,942)
Citibank, N.A.................    (269,906)
Citibank, N.A.................    (346,565)
Citibank, N.A.................    (405,413)
Citibank, N.A.................      (3,004)
Citibank, N.A.................    (118,187)
Citibank, N.A.................      50,993
Citibank, N.A.................    (116,530)
Citibank, N.A.................     220,787
Citibank, N.A.................     143,601
Citibank, N.A.................     490,309
Citibank, N.A.................     588,543
Credit Suisse.................     (21,812)
Deutsche Bank AG..............    (671,942)
Deutsche Bank AG..............    (621,055)
Deutsche Bank AG..............    (545,706)
Deutsche Bank AG..............    (611,284)
Deutsche Bank AG..............    (724,677)
Deutsche Bank AG..............    (315,583)
Deutsche Bank AG..............    (427,717)
Deutsche Bank AG..............    (451,539)
Deutsche Bank AG..............    (359,468)
Deutsche Bank AG..............    (167,838)
Deutsche Bank AG..............     (94,235)
Deutsche Bank AG..............     117,362

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                            PAYMENTS                                     UPFRONT  UPFRONT
                                 PAYMENTS   RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS    MARKET
COUNTERPARTY                   MADE BY FUND BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED    VALUE
------------                   ------------ -------- --------- -------------- ---------- -------- -------- -----------
Deutsche Bank AG, London
 Branch....................... 2.145% Fixed   CPI    Maturity  USD 25,000,000  03/17/20     --       --       (255,068)
Deutsche Bank AG, London
 Branch....................... 2.135% Fixed   CPI    Maturity  USD 30,000,000  04/05/21     --       --       (356,436)
Deutsche Bank AG, London
 Branch....................... 1.990% Fixed   CPI    Maturity  USD 45,000,000  06/05/22     --       --        (34,710)
Deutsche Bank AG, London
 Branch....................... 1.983% Fixed   CPI    Maturity  USD 32,000,000  05/12/22     --       --        (91,819)
Deutsche Bank AG, London
 Branch....................... 1.860% Fixed   CPI    Maturity  USD 60,000,000  06/30/20     --       --         64,376
                                                                                            --       --    -----------
TOTAL                                                                                       --       --    $(7,810,440)
                                                                                            ==       ==    ===========

                                 UNREALIZED
                                APPRECIATION
COUNTERPARTY                   (DEPRECIATION)
------------                   --------------
Deutsche Bank AG, London
 Branch.......................  $  (255,068)
Deutsche Bank AG, London
 Branch.......................     (356,436)
Deutsche Bank AG, London
 Branch.......................      (34,710)
Deutsche Bank AG, London
 Branch.......................      (91,819)
Deutsche Bank AG, London
 Branch.......................       64,376
                                -----------
TOTAL                           $(7,810,440)
                                ===========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ----------------------------------------------
                                    LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                    ------- --------------  ------- --------------
Bonds
   Australia.......................   --    $   44,840,154    --    $   44,840,154
   Austria.........................   --         9,247,458    --         9,247,458
   Canada..........................   --       161,663,343    --       161,663,343
   Denmark.........................   --         2,927,011    --         2,927,011
   Finland.........................   --        12,874,394    --        12,874,394
   France..........................   --        63,113,488    --        63,113,488
   Germany.........................   --        71,598,283    --        71,598,283
   Ireland.........................   --         7,524,986    --         7,524,986
   Japan...........................   --        10,485,450    --        10,485,450
   Luxembourg......................   --        27,160,144    --        27,160,144
   Netherlands.....................   --        89,806,553    --        89,806,553
   New Zealand.....................   --         4,567,247    --         4,567,247
   Norway..........................   --         4,947,130    --         4,947,130
   Singapore.......................   --         1,021,623    --         1,021,623
   Spain...........................   --         7,382,721    --         7,382,721
   Supranational Organization
     Obligations...................   --        77,698,559    --        77,698,559
   Sweden..........................   --        75,790,316    --        75,790,316
   Switzerland.....................   --         1,103,382    --         1,103,382
   United Kingdom..................   --        28,953,047    --        28,953,047
   United States...................   --       662,421,650    --       662,421,650
Agency Obligations.................   --        36,719,074    --        36,719,074
U.S. Treasury Obligations..........   --        26,019,901    --        26,019,901
Securities Lending Collateral......   --        31,805,893    --        31,805,893
Forward Currency Contracts**.......   --          (541,648)   --          (541,648)
Swap Agreements**..................   --        (7,810,440)   --        (7,810,440)
                                      --    --------------    --    --------------
TOTAL..............................   --    $1,451,319,719    --    $1,451,319,719
                                      ==    ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA MUNICIPAL REAL RETURN PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT   VALUE+
                                                      ------ -----------
                                                      (000)
                                                      ------
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.6%)
Alabama State (GO) Series A
   5.000%, 08/01/20.................................. 2,250  $ 2,359,935
   5.000%, 08/01/23.................................. 2,200    2,507,230
                                                             -----------
TOTAL ALABAMA........................................          4,867,165
                                                             -----------
ALASKA -- (0.6%)
City of Anchorage (GO) Series B
   5.000%, 09/01/21..................................   900      974,745
   5.000%, 09/01/23..................................   600      683,100
City of Anchorage (GO) Series D
   5.000%, 09/01/23.................................. 2,585    2,943,023
                                                             -----------
TOTAL ALASKA.........................................          4,600,868
                                                             -----------
ARIZONA -- (0.6%)
City of Phoenix (GO)
   4.000%, 07/01/20.................................. 1,500    1,548,855
City of Tempe (GO) Series C
   4.000%, 07/01/22.................................. 1,400    1,504,860
Maricopa County High School District No. 210-Phoenix
  (GO)
   3.000%, 07/01/23..................................   650      683,189
Scottsdale Municipal Property Corp. (RB) Series A
   3.000%, 07/01/21..................................   805      829,198
                                                             -----------
TOTAL ARIZONA........................................          4,566,102
                                                             -----------
ARKANSAS -- (1.3%)
Arkansas State (GO)
   5.000%, 04/01/21.................................. 2,600    2,781,012
   5.000%, 10/01/21.................................. 7,195    7,805,496
                                                             -----------
TOTAL ARKANSAS.......................................         10,586,508
                                                             -----------
CALIFORNIA -- (2.6%)
California State (GO)
   5.000%, 08/01/26.................................. 9,000   10,842,030
   3.500%, 08/01/27.................................. 1,500    1,658,865
   5.000%, 08/01/27.................................. 4,000    4,887,440
California State (GO) Series B
   5.000%, 09/01/25.................................. 3,140    3,730,383
                                                             -----------
TOTAL CALIFORNIA.....................................         21,118,718
                                                             -----------
COLORADO -- (1.2%)
City of Colorado Springs CO Utilities System Revenue
  (RB) Series A-1
   5.000%, 11/15/26.................................. 3,000    3,633,390
Denver City & County School District No. 1 (GO) (ST
  AID WITHHLDG) Series B
   5.000%, 12/01/24..................................   900    1,053,792
El Paso County School District No. 20 Academy (GO)
  (ST AID WITHHLDG)
   5.000%, 12/15/21.................................. 1,240    1,353,163
Jefferson County School District R-1 (GO) (ST AID
  WITHHLDG) Series 1
   5.250%, 12/15/24.................................. 1,000    1,187,480
Weld County School District No. RE-4 (GO) (ST
  INTERCEPT)
   4.000%, 12/01/23.................................. 2,425    2,662,189
                                                             -----------
TOTAL COLORADO.......................................          9,890,014
                                                             -----------
CONNECTICUT -- (0.0%)
Connecticut State (GO) Series A
   5.000%, 10/15/19..................................   300      306,636
                                                             -----------
DELAWARE -- (0.5%)
New Castle County (GO)
   5.000%, 10/01/23.................................. 2,275    2,603,237
New Castle County (GO) Series B
   5.000%, 07/15/22.................................. 1,450    1,609,544
                                                             -----------
TOTAL DELAWARE.......................................          4,212,781
                                                             -----------
DISTRICT OF COLUMBIA -- (1.5%)
District of Columbia (GO) Series A
   5.000%, 06/01/20.................................. 1,900    1,982,270
District of Columbia (GO) Series E
   5.000%, 06/01/21.................................. 2,550    2,742,194
   5.000%, 06/01/26.................................. 1,875    2,260,706
Washington Metropolitan Area Transit Authority (RB)
  Series A-1
   5.000%, 07/01/27.................................. 4,535    5,515,875
                                                             -----------
TOTAL DISTRICT OF COLUMBIA...........................         12,501,045
                                                             -----------

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT   VALUE+
                                                      ------ -----------
                                                      (000)
                                                      ------
FLORIDA -- (2.9%)
Florida Department of Environmental Protection (RB)
  Series A
   5.000%, 07/01/26.................................. 5,000  $ 5,993,700
Florida State (GO) Series A
   5.000%, 07/01/21.................................. 2,000    2,157,520
   5.000%, 06/01/23..................................   700      795,599
   5.000%, 07/01/24..................................   500      582,375
Florida State (GO) Series B
   5.000%, 06/01/20.................................. 3,300    3,446,454
   5.000%, 06/01/23..................................   650      738,771
Florida State Board of Education (GO) Series B
   5.000%, 06/01/19..................................   555      561,188
   5.000%, 06/01/25.................................. 3,000    3,551,700
Miami-Dade County (GO) Series A
   5.000%, 07/01/26.................................. 1,810    2,182,136
Miami-Dade County (GO) Series D
   5.000%, 07/01/20.................................. 3,520    3,682,941
                                                             -----------
TOTAL FLORIDA........................................         23,692,384
                                                             -----------
GEORGIA -- (3.4%)
Cobb County (GO)
   5.000%, 01/01/22.................................. 2,335    2,555,494
Georgia State (GO) Series A
   5.000%, 07/01/26.................................. 1,200    1,453,152
   5.000%, 07/01/27.................................. 8,000    9,834,880
Georgia State (GO) Series C
   5.000%, 10/01/21.................................. 2,490    2,705,335
Georgia State (GO) Series C-1
   5.000%, 07/01/23.................................. 3,000    3,414,600
   5.000%, 07/01/24.................................. 3,200    3,728,992
Georgia State (GO) Series I
   5.000%, 07/01/20.................................. 2,345    2,455,215
Georgia State Road & Tollway Authority (RB) (MUN
  GOVT GTD)
   5.000%, 10/01/23.................................. 1,580    1,809,479
                                                             -----------
TOTAL GEORGIA........................................         27,957,147
                                                             -----------
HAWAII -- (1.0%)
City & County of Honolulu (GO) Series B
   5.000%, 10/01/23.................................. 2,150    2,455,020
   5.000%, 10/01/25..................................   450      535,919
Hawaii State (GO) Series EF
   5.000%, 11/01/22..................................   300      335,271
Hawaii State (GO) Series EH-2017
   5.000%, 08/01/23..................................   970    1,103,802
Hawaii State (GO) Series FK
   5.000%, 05/01/23.................................. 1,800    2,035,728
Hawaii State (GO) (ETM) Series EH
   5.000%, 08/01/23.................................. 1,225    1,392,849
Hawaii State (GO) (ETM) Series EH-2017
   5.000%, 08/01/23..................................   305      346,791
                                                             -----------
TOTAL HAWAII.........................................          8,205,380
                                                             -----------
IOWA -- (0.1%)
City of Ankeny (GO) Series G
   5.000%, 06/01/19..................................   910      919,846
                                                             -----------
KANSAS -- (1.5%)
City of Lenexa (GO) Series A
   5.000%, 09/01/21..................................   600      649,356
City of Lenexa (GO) Series B
   5.000%, 09/01/20.................................. 1,610    1,692,979
City of Merriam (GO)
   5.000%, 10/01/25..................................   200      238,324
City of Wichita (GO) Series A
   5.000%, 12/01/20.................................. 3,000    3,178,200
Johnson County (GO) Series B
   5.000%, 09/01/22.................................. 1,405    1,563,582
Johnson County Unified School District No. 229 Blue
  Valley (GO) Series A
   5.000%, 10/01/26.................................. 1,500    1,816,830
Kansas State Department of Transportation (RB)
  Series A
   5.000%, 09/01/27.................................. 1,000    1,220,330
Kansas State Department of Transportation (RB)
  Series B
   5.000%, 09/01/20.................................. 1,975    2,077,424
Kansas State Department of Transportation (RB)
  Series C
   5.000%, 09/01/19..................................   125      127,400
                                                             -----------
TOTAL KANSAS.........................................         12,564,425
                                                             -----------
KENTUCKY -- (0.7%)
Louisville & Jefferson County (GO) Series A
   5.000%, 12/01/22.................................. 1,500    1,674,855
   5.000%, 12/01/25.................................. 3,800    4,513,146
                                                             -----------
TOTAL KENTUCKY.......................................          6,188,001
                                                             -----------
LOUISIANA -- (0.3%)
Louisiana State (GO) Series C
   5.000%, 07/15/22..................................   250      276,533
   5.000%, 08/01/23.................................. 1,100    1,247,664

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT   VALUE+
                                                      ------ -----------
                                                      (000)
                                                      ------
LOUISIANA -- (Continued)
Louisiana State (GO) Series D-2
   5.000%, 12/01/21..................................   600  $   652,986
                                                             -----------
TOTAL LOUISIANA......................................          2,177,183
                                                             -----------
MAINE -- (0.1%)
Maine State (GO) Series B
   5.000%, 06/01/23..................................   495      561,276
                                                             -----------
MARYLAND -- (8.8%)
Anne Arundel County (GO)
   5.000%, 04/01/23.................................. 4,000    4,517,400
Baltimore County (GO)
   5.000%, 08/01/21..................................   500      540,470
   3.000%, 11/01/24.................................. 5,015    5,308,027
City of Baltimore (GO) Series B
   5.000%, 10/15/22..................................   645      720,181
City of Frederick (GO) Series C
   5.000%, 03/01/27.................................. 3,100    3,777,350
Harford County (GO) Series A
   5.000%, 09/15/20..................................   900      948,249
Howard County (GO) Series A
   5.000%, 02/15/28.................................. 3,000    3,703,920
Howard County (GO) Series D
   5.000%, 02/15/24.................................. 4,000    4,615,040
   5.000%, 02/15/25.................................. 8,390    9,896,760
Maryland State (GO) Series A
   5.000%, 03/15/28.................................. 7,000    8,656,060
Maryland State (GO) Series B
   4.000%, 08/01/23.................................. 1,785    1,954,522
   5.000%, 08/01/26.................................. 5,500    6,646,915
   5.000%, 08/01/26.................................. 1,000    1,208,530
   5.000%, 08/01/27..................................   325      398,804
Maryland State (GO) Series C
   5.000%, 08/01/20.................................. 2,000    2,098,020
Montgomery County (GO) Series C
   5.000%, 10/01/27.................................. 6,655    8,181,391
Montgomery County (GO) Series D
   3.000%, 11/01/23.................................. 2,000    2,106,720
Washington Suburban Sanitary Commission (GO)
   5.000%, 06/01/24.................................. 4,325    5,024,655
   3.000%, 06/01/26.................................. 2,080    2,191,966
                                                             -----------
TOTAL MARYLAND.......................................         72,494,980
                                                             -----------
MASSACHUSETTS -- (4.1%)
City of Boston (GO) Series A
   5.000%, 03/01/20.................................. 1,200    1,243,560
City of Boston (GO) Series B
   5.000%, 04/01/24.................................. 3,500    4,060,525
Commonwealth of Massachusetts (GO) Series B
   5.250%, 08/01/21..................................   500      543,380
Commonwealth of Massachusetts (GO) Series C
   5.000%, 08/01/20.................................. 3,255    3,416,481
   5.000%, 04/01/23.................................. 4,000    4,515,680
   5.000%, 08/01/24.................................. 1,360    1,584,278
Commonwealth of Massachusetts (GO) Series E
   5.000%, 11/01/27.................................. 1,000    1,227,780
Massachusetts Clean Water Trust (The) (RB)
   5.000%, 08/01/20..................................   400      419,604
Massachusetts School Building Authority (RB) (ETM)
  Series A
   5.000%, 11/15/25.................................. 3,240    3,864,704
Massachusetts Water Resources Authority (RB) (AGM)
  Series B
   5.250%, 08/01/28.................................. 9,000   11,348,640
Town of Lexington (GO)
   4.000%, 02/15/27.................................. 1,000    1,135,770
Town of Medfield (GO)
   3.000%, 09/15/19..................................   510      514,462
                                                             -----------
TOTAL MASSACHUSETTS..................................         33,874,864
                                                             -----------
MICHIGAN -- (0.6%)
Michigan State (GO)
   5.000%, 11/01/19..................................   700      717,409
Michigan State (GO) Series A
   5.000%, 05/01/23.................................. 2,425    2,747,476
   5.000%, 05/01/25.................................. 1,500    1,770,660
                                                             -----------
TOTAL MICHIGAN.......................................          5,235,545
                                                             -----------
MINNESOTA -- (3.7%)
Hennepin County (GO) Series C
   5.000%, 12/01/28.................................. 1,150    1,435,384
Metropolitan Council (GO) Series C
   5.000%, 03/01/24.................................. 6,250    7,212,500
Minneapolis Special School District No. 1 (GO) (SD
  CRED PROG) Series B
   5.000%, 02/01/28.................................. 2,590    3,181,064
Minnesota State (GO) Series A
   5.000%, 08/01/21.................................. 1,330    1,437,650
   5.000%, 08/01/25.................................. 7,000    8,338,260
   5.000%, 08/01/28.................................. 6,000    7,455,300

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT   VALUE+
                                                      ------ -----------
                                                      (000)
                                                      ------
MINNESOTA -- (Continued)
Minnesota State (GO) Series D
   5.000%, 08/01/21..................................    700 $   756,658
Saint Paul Public Library Agency (GO) Series C
   5.000%, 03/01/20..................................    900     932,085
                                                             -----------
TOTAL MINNESOTA......................................         30,748,901
                                                             -----------
MISSISSIPPI -- (0.3%)
Madison County School District (GO)
   3.500%, 12/01/19..................................    350     355,278
Mississippi State (GO) Series B
   5.000%, 11/01/20..................................    600     633,930
Mississippi State (GO) Series C
   5.000%, 10/01/20..................................  1,565   1,649,322
                                                             -----------
TOTAL MISSISSIPPI....................................          2,638,530
                                                             -----------
MISSOURI -- (0.6%)
Columbia School District (GO) Series B
   5.000%, 03/01/23..................................  2,500   2,822,400
North Kansas City School District No. 74 (GO) (ST
  AID DIR DEP)
   4.000%, 03/01/26..................................  1,845   2,056,345
                                                             -----------
TOTAL MISSOURI.......................................          4,878,745
                                                             -----------
NEBRASKA -- (1.2%)
Douglas County School District No. 17 (GO)
   4.000%, 12/15/26..................................  3,000   3,425,160
Omaha School District (GO)
   5.000%, 12/15/25..................................  1,345   1,607,315
Omaha School District (GO) Series 1
   5.000%, 12/15/26..................................  3,975   4,819,330
                                                             -----------
TOTAL NEBRASKA.......................................          9,851,805
                                                             -----------
NEVADA -- (3.4%)
City of Henderson NV (GO)
   5.000%, 06/01/21..................................    600     644,226
Clark County (GO) Series B
   5.000%, 11/01/24..................................  8,665  10,107,896
Nevada State (GO) Series D
   5.000%, 04/01/25.................................. 11,625  13,665,420
Nevada State (GO) Series D1
   5.000%, 03/01/22..................................  2,000   2,194,380
Washoe County School District (GO) Series F
   5.000%, 06/01/21..................................    900     963,774
                                                             -----------
TOTAL NEVADA.........................................         27,575,696
                                                             -----------
NEW HAMPSHIRE -- (0.4%)
City of Dover (GO) Series C
   5.000%, 07/01/20..................................    220     230,215
City of Nashua (GO)
   4.000%, 07/15/24..................................  2,000   2,221,820
New Hampshire State (GO) Series B
   5.000%, 06/01/19..................................    540     545,891
                                                             -----------
TOTAL NEW HAMPSHIRE..................................          2,997,926
                                                             -----------
NEW JERSEY -- (0.3%)
City of Hoboken (GO)
   3.000%, 02/01/27..................................  1,000   1,043,390
Township of Parsippany-Troy Hills (GO) Series ABCD
   2.000%, 09/15/21..................................  1,515   1,519,984
                                                             -----------
TOTAL NEW JERSEY.....................................          2,563,374
                                                             -----------
NEW MEXICO -- (1.7%)
New Mexico State (GO) (ETM)
   5.000%, 03/01/21..................................  2,105   2,245,130
New Mexico State Severance Tax Permanent Fund (RB)
  Series A
   5.000%, 07/01/27..................................  2,570   3,128,410
New Mexico State Severance Tax Permanent Fund (RB)
  Series B
   4.000%, 07/01/20..................................  2,000   2,064,860
New Mexico State Severance Tax Permanent Fund (RB)
  Series D
   5.000%, 07/01/26..................................  5,580   6,701,691
                                                             -----------
TOTAL NEW MEXICO.....................................         14,140,091
                                                             -----------
NEW YORK -- (5.4%)
City of New York (GO) Series C
   5.000%, 08/01/26..................................    500     601,950
   5.000%, 08/01/26..................................  3,650   4,394,235
City of New York (GO) Series J
   5.000%, 08/01/22..................................    650     721,949
New York State Dormitory Authority (RB) Series A
   5.000%, 02/15/25..................................    500     587,610

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT   VALUE+
                                                      ------ -----------
                                                      (000)
                                                      ------
NEW YORK -- (Continued)
New York State Dormitory Authority (RB) Series B
   5.000%, 02/15/22..................................  2,500 $ 2,742,675
   5.000%, 02/15/24..................................    700     806,176
New York State Dormitory Authority (RB) Series C
   5.000%, 03/15/27.................................. 14,000  17,037,300
New York State Dormitory Authority Series E-GROUP 1
   5.000%, 03/15/27..................................  7,000   8,518,650
New York State Urban Development Corp. (RB) Series A
   5.000%, 03/15/26..................................  6,890   8,249,121
Riverhead Central School District (GO) (ST AID
  WITHHLDG)
   2.000%, 10/15/22..................................    700     708,995
                                                             -----------
TOTAL NEW YORK.......................................         44,368,661
                                                             -----------
NORTH CAROLINA -- (5.8%)
City of Charlotte Water & Sewer System Revenue (RB)
   5.000%, 07/01/21..................................  1,800   1,941,894
Forsyth County (GO)
   4.000%, 12/01/21..................................  1,500   1,596,255
Gaston County (GO)
   5.000%, 02/01/26..................................  2,500   2,983,500
Iredell County (GO) Series B
   2.500%, 02/01/24..................................  2,285   2,348,889
Mecklenburg County (GO) Series A
   5.000%, 04/01/22..................................  5,000   5,511,700
Mecklenburg County (GO) Series B
   5.000%, 12/01/21..................................  6,120   6,682,673
   5.000%, 12/01/26..................................  8,430  10,280,469
North Carolina Eastern Municipal Power Agency (RB)
  (NATL-IBC) (ETM) Series B
   6.000%, 01/01/22..................................    650     727,395
Wake County (GO)
   5.000%, 09/01/21..................................  2,250   2,439,225
   5.000%, 09/01/24..................................  4,000   4,678,320
Wake County (GO) Series C
   5.000%, 03/01/25..................................  7,530   8,896,394
                                                             -----------
TOTAL NORTH CAROLINA.................................         48,086,714
                                                             -----------
NORTH DAKOTA -- (0.1%)
North Dakota State Universityof Agriculture &
  Applied Science (RB)
   5.000%, 04/01/21..................................    545     580,430
                                                             -----------
OHIO -- (5.8%)
City of Columbus (GO) Series 1
   5.000%, 07/01/21..................................  2,775   2,991,505
City of Columbus (GO) Series 2017-1
   4.000%, 04/01/27..................................  4,205   4,774,063
City of Columbus (GO) Series A
   5.000%, 02/15/20..................................    650     672,159
   2.000%, 08/15/22..................................  2,000   2,020,480
   4.000%, 08/15/25..................................  3,500   3,933,370
City of Columbus (GO) Series A
   4.000%, 04/01/24..................................  4,000   4,429,480
Columbus City School District (GO) Series A
   5.000%, 12/01/21..................................  1,595   1,736,556
Franklin County (GO)
   5.000%, 06/01/21..................................  1,830   1,967,049
Ohio State (GO)
   5.000%, 09/15/25..................................  1,950   2,325,336
Ohio State (GO) Series A
   4.000%, 03/01/21..................................  1,475   1,544,782
   5.000%, 09/01/28..................................  2,500   3,096,475
Ohio State (GO) Series B
   5.000%, 08/01/20..................................    650     681,557
   5.000%, 09/01/27..................................  9,300  11,397,987
   5.000%, 09/15/27..................................  3,500   4,292,820
Upper Arlington City School District (GO) Series A
   5.000%, 12/01/26..................................  1,530   1,851,040
                                                             -----------
TOTAL OHIO...........................................         47,714,659
                                                             -----------
OREGON -- (1.0%)
City of Portland Sewer System Revenue (RB) Series A
   5.000%, 10/01/23..................................  3,570   4,080,010
Multnomah County School District No. 1 Portland (GO)
  (SCH BD GTY) Series B
   5.000%, 06/15/23..................................  1,005   1,140,273
Oregon State (GO) Series A
   5.000%, 05/01/21..................................    800     858,536
Oregon State (GO) Series G
   5.000%, 12/01/22..................................  2,050   2,298,645
                                                             -----------
TOTAL OREGON.........................................          8,377,464
                                                             -----------

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT   VALUE+
-                                                     ------ -----------
                                                      (000)
-                                                     ------
PENNSYLVANIA -- (0.9%)
Commonwealth of Pennsylvania (GO) Series 1
   5.000%, 04/01/22.................................. 3,925  $ 4,297,443
Pennsylvania Economic Development Financing
  Authority (RB) Series A
   5.000%, 07/01/19.................................. 3,145    3,187,898
                                                             -----------
TOTAL PENNSYLVANIA...................................          7,485,341
                                                             -----------
RHODE ISLAND -- (0.5%)
Rhode Island State (GO) Series A
   5.000%, 08/01/20.................................. 1,900    1,992,245
Rhode Island State (GO) Series D
   5.000%, 08/01/22..................................   600      665,124
Rhode State Island (GO) Series A
   5.000%, 04/01/27.................................. 1,060    1,282,282
                                                             -----------
TOTAL RHODE ISLAND...................................          3,939,651
                                                             -----------
SOUTH CAROLINA -- (2.7%)
Beaufort County (GO) (ST AID WITHHLDG) Series A
   4.000%, 03/01/22..................................   640      683,514
Beaufort County School District (GO) (SCSDE) Series A
   5.000%, 03/01/23.................................. 6,000    6,756,120
Berkeley County School District (GO) (SCSDE) Series A
   5.000%, 03/01/27.................................. 2,500    3,040,025
Charleston County (GO)
   5.000%, 11/01/23.................................. 1,000    1,147,240
Charleston County School District (GO) (SCSDE)
  Series A
   5.000%, 02/01/21..................................   800      851,968
Clemson University (RB) Series B
   5.000%, 05/01/25..................................   750      885,728
Lexington & Richland School District No. 5 (GO)
  (SCSDE)
   5.000%, 03/01/24.................................. 2,750    3,170,612
Richland County (GO) (ST AID WITHHLDG) Series A
   5.000%, 03/01/26.................................. 1,870    2,249,292
South Carolina State (GO) (ST AID WITHHLDG) Series A
   5.000%, 10/01/23.................................. 3,000    3,434,280
                                                             -----------
TOTAL SOUTH CAROLINA.................................         22,218,779
                                                             -----------
TENNESSEE -- (4.0%)
City of Kingsport (GO) Series A
   5.000%, 09/01/21..................................   510      551,815
Hamilton County (GO) Series B
   5.000%, 03/01/22.................................. 2,000    2,197,520
Maury County (GO) Series B
   5.000%, 04/01/20.................................. 1,205    1,250,959
Metropolitan Government of Nashville & Davidson
  County (GO)
   5.000%, 01/01/26.................................. 5,000    5,984,650
   4.000%, 07/01/28.................................. 1,000    1,138,530
Metropolitan Government of Nashville & Davidson
  County (GO) Series C
   5.000%, 07/01/21.................................. 5,000    5,390,100
Rutherford County (GO) Series B
   5.000%, 04/01/23.................................. 4,085    4,615,151
Shelby County (GO)
   5.000%, 04/01/25.................................. 5,000    5,896,700
Shelby County (GO) Series A
   5.000%, 04/01/20.................................. 1,500    1,557,210
Sullivan County (GO) Series A
   5.000%, 04/01/21.................................. 1,000    1,068,740
Sumner County (GO)
   5.000%, 06/01/21..................................   650      699,049
   5.000%, 12/01/21..................................   900      982,224
Washington County (GO) Series A
   4.000%, 06/01/26.................................. 1,705    1,921,381
                                                             -----------
TOTAL TENNESSEE......................................         33,254,029
                                                             -----------
TEXAS -- (14.2%)
City of Arlington (GO)
   5.000%, 08/15/25.................................. 1,000    1,180,070
City of Dallas Waterworks & Sewer System Revenue
  (RB) Series A
   5.000%, 10/01/22.................................. 9,000   10,021,770
City of Frisco (GO) Series A
   5.000%, 02/15/25.................................. 2,000    2,344,220
City of Garland (GO) Series A
   5.000%, 02/15/24..................................   400      459,220
City of Houston (GO) Series A
   5.000%, 03/01/27.................................. 5,000    6,026,400
City of Lubbock (GO)
   5.000%, 02/15/23.................................. 4,000    4,482,240
City of San Antonio (GO)
   5.000%, 02/01/20.................................. 2,500    2,582,550
   5.000%, 02/01/21.................................. 2,200    2,342,472
City of San Antonio Electric & Gas Systems Revenue
  (RB)
   5.000%, 02/01/24.................................. 9,515   10,947,674

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT    VALUE+
                                                      ------ ------------
                                                      (000)
                                                      ------
TEXAS -- (Continued)
   5.000%, 02/01/26..................................  2,850 $  3,407,346
City of San Antonio Electric & Gas Systems Revenue
  (RB) Series D
   5.000%, 02/01/19..................................    310      310,000
City of Sugar Land (GO)
   5.000%, 02/15/21..................................  1,050    1,118,870
Conroe Independent School District (GO) (PSF-GTD)
  Series A
   5.000%, 02/15/26..................................  8,710   10,390,594
Cypress-Fairbanks Independent School District (GO)
  (PSF-GTD)
   5.000%, 02/15/21..................................    800      852,304
Dallas County Community College District (GO)
   5.000%, 02/15/21..................................  2,155    2,297,230
El Paso Independent School District (GO) (PSF-GTD)
   5.000%, 08/15/24..................................  3,035    3,526,700
Frisco Independent School District (GO) (PSF-GTD)
   5.000%, 08/15/20..................................  2,460    2,583,271
Goose Creek Consolidated Independent School District
  (GO) (PSF-GTD)
   5.000%, 02/15/27..................................  3,000    3,615,240
Highland Park Independent School District (GO)
   5.000%, 02/15/23..................................  3,120    3,505,164
Houston Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/27..................................  5,000    6,066,350
Humble Independent School District (GO) (PSF-GTD)
  Series A
   2.000%, 02/15/19..................................    660      660,092
Permanent University Fund - University of Texas
  System (RB) Series B
   5.250%, 07/01/28..................................  2,610    3,270,539
Pflugerville Independent School District (GO)
  (PSF-GTD)
   4.000%, 08/15/20..................................  2,000    2,070,120
Plano Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/24..................................  2,225    2,560,174
San Antonio Independent School District (GO)
  (PSF-GTD)
   5.000%, 02/15/20..................................  1,790    1,850,645
Texas State (GO)
   5.000%, 10/01/23..................................  4,200    4,793,838
Texas Transportation Commission State Highway Fund
  (RB)
   5.000%, 10/01/26..................................  2,505    3,030,148
University of Texas System (The) (RB) Series C
   5.000%, 08/15/19..................................    100      101,778
University of Texas System (The) (RB) Series J
   5.000%, 08/15/25.................................. 12,500   14,869,250
   5.000%, 08/15/26..................................  3,850    4,647,720
Ysleta Independent School District (GO) (PSF-GTD)
  Series A
   5.000%, 08/15/20..................................    460      483,051
                                                             ------------
TOTAL TEXAS..........................................         116,397,040
                                                             ------------
UTAH -- (0.7%)
City of American Fork (GO)
   5.000%, 05/01/26..................................  1,165    1,383,088
Davis School District (GO) (SCH BD GTY) Series B
   5.000%, 06/01/23..................................  1,000    1,136,120
Tooele County School District (GO) (SCH BD GTY)
  Series B
   5.000%, 06/01/22..................................    650      718,601
Utah State (GO)
   5.000%, 07/01/22..................................  1,500    1,664,280
Weber School District (GO) (SCH BD GTY)
   5.000%, 06/15/21..................................    650      699,952
                                                             ------------
TOTAL UTAH...........................................           5,602,041
                                                             ------------
VIRGINIA -- (5.6%)
Arlington County (GO)
   5.000%, 08/15/27..................................  4,000    4,919,160
   5.000%, 08/15/27..................................  3,820    4,697,798
Arlington County (GO) Series B
   5.000%, 08/15/22..................................  4,830    5,380,958
City of Lynchburg (GO)
   5.000%, 02/01/26..................................  1,930    2,311,599
City of Manassas (GO) (ST AID WITHHLDG) Series C
   5.000%, 07/01/21..................................  1,040    1,121,661
City of Richmond (GO) (ST AID WITHHLDG) Series A
   5.000%, 03/01/21..................................    900      961,056
City of Virginia Beach (GO) (ST AID WITHHLDG) Series
  B
   5.000%, 09/15/24..................................  3,000    3,515,610

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT   VALUE+
                                                      ------ -----------
                                                      (000)
                                                      ------
VIRGINIA -- (Continued)
Fairfax County (GO) (ST AID WITHHLDG) Series A
   5.000%, 10/01/19.................................. 2,000  $ 2,044,180
   5.000%, 10/01/23.................................. 4,775    5,466,229
   5.000%, 10/01/26.................................. 5,535    6,734,822
Loudoun County (GO) Series A
   5.000%, 12/01/21.................................. 5,000    5,466,150
Virginia Public Building Authority (RB) Series C
   5.000%, 08/01/23..................................   600      683,604
Virginia Resources Authority (GO) Series A
   5.000%, 06/01/27.................................. 2,115    2,599,314
Virginia Resources Authority (RB) Series D
   5.000%, 11/01/20..................................   200      211,522
                                                             -----------
TOTAL VIRGINIA.......................................         46,113,663
                                                             -----------
WASHINGTON -- (4.4%)
City of Marysville Water & Sewer Revenue (RB)
   5.000%, 04/01/20..................................   175      181,674
City of Seattle Municipal Light & Power Revenue (RB)
  Series B
   5.000%, 04/01/24.................................. 3,000    3,466,020
City of Seattle Water System Revenue (RB)
   5.000%, 09/01/19..................................   190      193,657
City of Spokane (GO)
   5.000%, 12/01/25.................................. 1,165    1,386,898
Clark County School District No. 119 Battleground
  (GO) (SCH BD GTY)
   4.000%, 12/01/21..................................   510      541,921
King & Snohomish Counties School District No. 417
  Northshore (GO) (SCH BD GTY)
   5.000%, 12/01/19.................................. 2,825    2,902,179
King County (GO) Series A
   5.000%, 07/01/20..................................   700      732,599
   5.000%, 12/01/25.................................. 1,830    2,191,480
King County School District No. 405 Bellevue (GO)
  (SCH BD GTY)
   5.000%, 12/01/24.................................. 2,265    2,655,848
King County School District No. 414 Lake Washington
  (GO) (SCH BD GTY)
   5.000%, 12/01/22..................................   925    1,035,371
North Thurston Public Schools (GO) (SCH BD GTY)
   5.000%, 12/01/22.................................. 2,080    2,328,186
Port of Seattle (GO)
   5.000%, 06/01/21.................................. 3,150    3,385,903
Washington State (GO)
   5.000%, 08/01/27.................................. 4,800    5,856,624
Washington State (GO) Series 2017-A
   5.000%, 08/01/26.................................. 1,480    1,782,912
Washington State (GO) Series A
   5.000%, 08/01/21..................................   500      540,340
Washington State (GO) Series C
   5.000%, 02/01/25.................................. 1,930    2,268,503
Washington State (GO) Series R-2012C
   4.000%, 07/01/21..................................   150      158,178
Washington State (GO) Series R-2013A
   5.000%, 07/01/20.................................. 2,775    2,904,232
Washington State (GO) Series R-2015
   5.000%, 07/01/20.................................. 1,560    1,632,649
                                                             -----------
TOTAL WASHINGTON.....................................         36,145,174
                                                             -----------
WISCONSIN --(4.9%)
City of Janesville (GO)
   3.000%, 03/01/24.................................. 1,245    1,306,628
City of Milwaukee (GO) Series
   5.000%, 05/01/20.................................. 2,370    2,464,444
City of Milwaukee (GO) Series N1
   5.000%, 02/01/19..................................   100      100,000
City of Milwaukee (GO) Series N2
   4.000%, 03/01/24.................................. 6,500    7,150,715
City of Milwaukee (GO) Series N4
   5.000%, 04/01/27.................................. 1,510    1,819,127
   5.000%, 04/01/28.................................. 9,990   12,187,300
City of Oshkosh (GO) Series B
   3.000%, 12/01/23..................................   650      682,195
Germantown School District (GO) Series A
   5.000%, 04/01/27.................................. 2,200    2,679,688
Oregon School District (GO)
   3.000%, 03/01/21.................................. 1,900    1,943,092
Wisconsin State (GO) Series 1
   5.000%, 11/01/24.................................. 4,025    4,714,925
Wisconsin State (GO) Series 2
   5.000%, 11/01/20..................................   800      845,944
   5.000%, 11/01/22..................................   600      671,238

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT    VALUE+
                                                      ------ ------------
                                                      (000)
                                                      ------
WISCONSIN -- (Continued)
Wisconsin State (GO) Series B
   5.000%, 05/01/21.................................. 3,405  $  3,654,927
                                                             ------------
TOTAL WISCONSIN......................................          40,220,223
                                                             ------------
TOTAL MUNICIPAL BONDS................................         822,419,805
                                                             ------------
TOTAL INVESTMENTS -- (100.0%)........................
  (Cost $818,900,951)^^..............................        $822,419,805
                                                             ============

As of January 31, 2019, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

                                                        PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT
                                                          MADE     RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS
COUNTERPARTY                                            BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED
------------                                          ------------ -------- --------- -------------- ---------- -------- --------
Bank of America Corp................................. 2.373% Fixed   CPI    Maturity  USD 18,000,000  07/13/26     --       --
Bank of America Corp................................. 2.355% Fixed   CPI    Maturity  USD 17,000,000  05/29/28     --       --
Bank of America Corp................................. 2.349% Fixed   CPI    Maturity  USD 14,000,000  08/13/27     --       --
Bank of America Corp................................. 2.349% Fixed   CPI    Maturity  USD 14,000,000  09/20/26     --       --
Bank of America Corp................................. 2.327% Fixed   CPI    Maturity  USD 17,000,000  07/30/24     --       --
Bank of America Corp................................. 2.243% Fixed   CPI    Maturity  USD 15,000,000  11/01/27     --       --
Bank of America Corp................................. 2.195% Fixed   CPI    Maturity  USD 15,000,000  01/09/24     --       --
Bank of America Corp................................. 2.192% Fixed   CPI    Maturity  USD 14,000,000  03/29/25     --       --
Bank of America Corp................................. 2.186% Fixed   CPI    Maturity  USD 20,000,000  11/20/25     --       --
Bank of America Corp................................. 2.177% Fixed   CPI    Maturity  USD 11,000,000  09/20/27     --       --
Bank of America Corp................................. 2.149% Fixed   CPI    Maturity  USD 14,000,000  08/10/27     --       --
Bank of America Corp................................. 2.064% Fixed   CPI    Maturity  USD 13,000,000  10/24/24     --       --
Bank of America Corp................................. 2.029% Fixed   CPI    Maturity  USD 15,000,000  05/24/25     --       --
Bank of America Corp................................. 2.004% Fixed   CPI    Maturity  USD 14,000,000  06/13/25     --       --
Bank of America Corp................................. 1.902% Fixed   CPI    Maturity  USD 25,000,000  07/14/22     --       --
Bank of America Corp................................. 1.826% Fixed   CPI    Maturity  USD 26,000,000  11/07/20     --       --
Bank of America Corp................................. 1.715% Fixed   CPI    Maturity  USD 11,000,000  09/28/23     --       --
Bank of America Corp................................. 1.706% Fixed   CPI    Maturity  USD 11,000,000  06/14/22     --       --
Bank of America Corp................................. 1.704% Fixed   CPI    Maturity  USD 27,000,000  05/31/21     --       --
Bank of America Corp................................. 1.663% Fixed   CPI    Maturity  USD 17,000,000  04/15/22     --       --
Bank of America Corp................................. 1.619% Fixed   CPI    Maturity  USD 12,000,000  10/14/22     --       --

                                                                   UNREALIZED
                                                        MARKET    APPRECIATION
COUNTERPARTY                                            VALUE    (DEPRECIATION)
------------                                          ---------  --------------
Bank of America Corp................................. $(557,858)   $(557,858)
Bank of America Corp.................................  (497,878)    (497,878)
Bank of America Corp.................................  (428,829)    (428,829)
Bank of America Corp.................................  (409,507)    (409,507)
Bank of America Corp.................................  (425,504)    (425,504)
Bank of America Corp.................................  (286,416)    (286,416)
Bank of America Corp.................................  (220,770)    (220,770)
Bank of America Corp.................................  (254,015)    (254,015)
Bank of America Corp.................................  (304,172)    (304,172)
Bank of America Corp.................................   (84,519)     (84,519)
Bank of America Corp.................................   (92,799)     (92,799)
Bank of America Corp.................................   (17,457)     (17,457)
Bank of America Corp.................................   (25,516)     (25,516)
Bank of America Corp.................................    15,606       15,606
Bank of America Corp.................................   112,981      112,981
Bank of America Corp.................................   148,992      148,992
Bank of America Corp.................................   226,206      226,206
Bank of America Corp.................................   215,494      215,494
Bank of America Corp.................................   435,325      435,325
Bank of America Corp.................................   364,952      364,952
Bank of America Corp.................................   196,871      196,871

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                        PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT
                                                          MADE     RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS
COUNTERPARTY                                            BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED
------------                                          ------------ -------- --------- -------------- ---------- -------- --------
Bank of America Corp................................. 1.610% Fixed   CPI    Maturity  USD 20,000,000  12/31/20     --       --
Bank of America Corp................................. 1.609% Fixed   CPI    Maturity  USD 17,000,000  06/24/21     --       --
Bank of America Corp................................. 1.580% Fixed   CPI    Maturity  USD 14,000,000  12/30/20     --       --
Bank of America Corp................................. 1.548% Fixed   CPI    Maturity  USD  8,000,000  01/08/21     --       --
Bank of America Corp................................. 1.530% Fixed   CPI    Maturity  USD 19,000,000  12/24/20     --       --
Bank of America Corp................................. 1.520% Fixed   CPI    Maturity  USD 14,000,000  12/23/20     --       --
Bank of America Corp................................. 0.022% Fixed   CPI    Maturity  USD 16,000,000  02/14/24     --       --
Citibank, N.A........................................ 2.367% Fixed   CPI    Maturity  USD 10,000,000  05/04/28     --       --
Citibank, N.A........................................ 2.234% Fixed   CPI    Maturity  USD 34,000,000  01/23/24     --       --
Citibank, N.A........................................ 2.171% Fixed   CPI    Maturity  USD 11,000,000  04/07/24     --       --
Citibank, N.A........................................ 2.148% Fixed   CPI    Maturity  USD 19,000,000  01/04/24     --       --
Citibank, N.A........................................ 2.114% Fixed   CPI    Maturity  USD 14,000,000  12/19/23     --       --
Citibank, N.A........................................ 2.112% Fixed   CPI    Maturity  USD 11,000,000  05/02/24     --       --
Citibank, N.A........................................ 2.112% Fixed   CPI    Maturity  USD 27,000,000  12/21/24     --       --
Citibank, N.A........................................ 2.102% Fixed   CPI    Maturity  USD 11,000,000  11/21/26     --       --
Citibank, N.A........................................ 2.100% Fixed   CPI    Maturity  USD 18,000,000  12/11/25     --       --
Citibank, N.A........................................ 2.087% Fixed   CPI    Maturity  USD 23,000,000  12/29/22     --       --
Citibank, N.A........................................ 2.005% Fixed   CPI    Maturity  USD 12,000,000  11/09/25     --       --
Citibank, N.A........................................ 1.986% Fixed   CPI    Maturity  USD 20,000,000  07/24/23     --       --
Citibank, N.A........................................ 1.789% Fixed   CPI    Maturity  USD 21,000,000  03/31/24     --       --
Citibank, N.A........................................ 1.752% Fixed   CPI    Maturity  USD 17,000,000  05/20/23     --       --
Citibank, N.A........................................ 1.698% Fixed   CPI    Maturity  USD 22,000,000  06/02/22     --       --
Citibank, N.A........................................ 1.578% Fixed   CPI    Maturity  USD 25,000,000  08/09/23     --       --
Citibank, N.A........................................ 1.577% Fixed   CPI    Maturity  USD 10,000,000  11/18/21     --       --
Citibank, N.A........................................ 1.555% Fixed   CPI    Maturity  USD 10,000,000  12/11/20     --       --
Citibank, N.A........................................ 1.533% Fixed   CPI    Maturity  USD 10,000,000  11/10/20     --       --
Citibank, N.A........................................ 1.520% Fixed   CPI    Maturity  USD 24,000,000  08/01/21     --       --
Citibank, N.A........................................ 1.481% Fixed   CPI    Maturity  USD 17,000,000  08/18/21     --       --
Citibank, N.A........................................ 1.253% Fixed   CPI    Maturity  USD 12,000,000  02/11/22     --       --

TOTAL................................................                                                              --       --
                                                                                                                   ==       ==

                                                                    UNREALIZED
                                                        MARKET     APPRECIATION
COUNTERPARTY                                            VALUE     (DEPRECIATION)
------------                                          ----------  --------------
Bank of America Corp................................. $  252,947    $  252,947
Bank of America Corp.................................    344,526       344,526
Bank of America Corp.................................    198,273       198,273
Bank of America Corp.................................    128,782       128,782
Bank of America Corp.................................    315,904       315,904
Bank of America Corp.................................    239,702       239,702
Bank of America Corp.................................   (240,740)     (240,740)
Citibank, N.A........................................   (326,152)     (326,152)
Citibank, N.A........................................   (546,710)     (546,710)
Citibank, N.A........................................   (174,668)     (174,668)
Citibank, N.A........................................   (196,035)     (196,035)
Citibank, N.A........................................   (119,937)     (119,937)
Citibank, N.A........................................   (124,210)     (124,210)
Citibank, N.A........................................   (230,186)     (230,186)
Citibank, N.A........................................    (59,695)      (59,695)
Citibank, N.A........................................   (133,152)     (133,152)
Citibank, N.A........................................   (149,309)     (149,309)
Citibank, N.A........................................     34,271        34,271
Citibank, N.A........................................     33,188        33,188
Citibank, N.A........................................    376,732       376,732
Citibank, N.A........................................    361,604       361,604
Citibank, N.A........................................    459,610       459,610
Citibank, N.A........................................    730,584       730,584
Citibank, N.A........................................    177,460       177,460
Citibank, N.A........................................    151,570       151,570
Citibank, N.A........................................    140,155       140,155
Citibank, N.A........................................    541,351       541,351
Citibank, N.A........................................    399,146       399,146
Citibank, N.A........................................    494,292       494,292
                                                      ----------    ----------
TOTAL................................................ $1,190,490    $1,190,490
                                                      ==========    ==========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------
                               LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                               ------- ------------ ------- ------------
Municipal Bonds...............   --    $822,419,805   --    $822,419,805
Swap Agreements**.............   --       1,190,490   --       1,190,490
                                 --    ------------   --    ------------
TOTAL.........................   --    $823,610,295   --    $823,610,295
                                 ==    ============   ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                         DFA MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                       FACE
                                                      AMOUNT   VALUE+
                                                      ------ ----------
                                                      (000)
                                                      ------
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.5%)
Alabama State (GO) Series A
   5.000%, 08/01/20..................................   200  $  209,772
   5.000%, 08/01/21.................................. 1,000   1,080,940
   5.000%, 08/01/23..................................   300     341,895
Baldwin County (GO)
   4.000%, 05/01/20..................................   610     627,379
                                                             ----------
TOTAL ALABAMA........................................         2,259,986
                                                             ----------
ALASKA -- (0.4%)
Alaska State (GO) Series B
   5.000%, 08/01/20..................................   290     304,036
Borough of Fairbanks North Star (GO) Series S
   4.000%, 10/01/21..................................   560     592,127
City of Anchorage (GO) Series A
   3.000%, 09/01/22..................................   765     798,538
                                                             ----------
TOTAL ALASKA.........................................         1,694,701
                                                             ----------
ARIZONA -- (0.4%)
City of Chandler (GO)
   3.000%, 07/01/20..................................   550     560,368
City of Phoenix (GO)
   4.000%, 07/01/21..................................   500     527,140
Maricopa County School District No. 3 Tempe
  Elementary (GO)
   3.000%, 07/01/21..................................   550     566,533
                                                             ----------
TOTAL ARIZONA........................................         1,654,041
                                                             ----------
ARKANSAS -- (0.7%)
Arkansas State (GO)
   5.000%, 04/01/21..................................   400     427,848
   5.000%, 06/15/21.................................. 1,250   1,344,850
   5.000%, 04/01/22.................................. 1,110   1,219,990
                                                             ----------
TOTAL ARKANSAS.......................................         2,992,688
                                                             ----------
CALIFORNIA -- (1.5%)
California State (GO)
   5.000%, 09/01/26.................................. 1,195   1,441,158
   3.500%, 08/01/27.................................. 5,000   5,529,550
                                                             ----------
TOTAL CALIFORNIA.....................................         6,970,708
                                                             ----------
COLORADO -- (1.4%)...................................
Boulder Valley School District No. Re-2 Boulder (GO)
  (ST AID WITHHLDG) Series B
   4.000%, 12/01/24.................................. 1,000   1,119,360
Denver City & County School District No. 1 (GO) (ST
  AID WITHHLDG) Series B
   5.000%, 12/01/24..................................   550     643,984
Pueblo City Schools (GO) (ST AID WITHHLDG)
   5.000%, 12/15/20..................................   550     583,567
Weld County School District No. RE-4 (GO) (ST
  INTERCEPT)
   4.000%, 12/01/22.................................. 1,140   1,231,405
   5.000%, 12/01/24.................................. 2,280   2,666,574
                                                             ----------
TOTAL COLORADO.......................................         6,244,890
                                                             ----------
CONNECTICUT -- (0.3%)
Connecticut State (GO) Series E
   4.000%, 09/15/20..................................   550     567,996
Hartford County Metropolitan District (GO)
   5.000%, 03/01/19..................................   600     601,452
                                                             ----------
TOTAL CONNECTICUT....................................         1,169,448
                                                             ----------
DELAWARE -- (0.5%)
Kent County (GO)
   4.000%, 09/01/24..................................   415     461,588
New Castle County (GO)
   5.000%, 10/01/23.................................. 1,600   1,830,848
                                                             ----------
TOTAL DELAWARE.......................................         2,292,436
                                                             ----------
DISTRICT OF COLUMBIA -- (0.5%)
Washington Metropolitan Area Transit Authority (RB)
  Series B
   5.000%, 07/01/25..................................   720     851,141
   5.000%, 07/01/27.................................. 1,000   1,216,290
                                                             ----------
TOTAL DISTRICT OF COLUMBIA...........................         2,067,431
                                                             ----------
FLORIDA -- (1.9%)
City of Port Saint Lucie (GO)
   5.000%, 07/01/20..................................   420     438,241
Flagler County (GO) (BAM)
   5.000%, 07/01/22..................................   465     512,997
Florida State Board of Education (GO) Series A
   5.000%, 06/01/19..................................   100     101,115
   5.000%, 06/01/24..................................   350     406,427

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED



                                                       FACE
                                                      AMOUNT   VALUE+
                                                      ------ -----------
                                                      (000)
                                                      ------
FLORIDA -- (Continued)
Florida State Board of Education (GO) Series E
   5.000%, 06/01/20.................................. 1,390  $ 1,451,688
Florida's Turnpike Enterprise (RB) Series B
   5.000%, 07/01/19.................................. 1,135    1,150,436
Miami-Dade County (GO) Series D
   5.000%, 07/01/20.................................. 2,000    2,092,580
Orange County Water Utility System Revenue (RB)
   5.000%, 10/01/21..................................   525      570,260
Orlando Utilities Commission (RB) Series C
   5.250%, 10/01/22.................................. 1,000    1,125,000
Palm Beach County (RB)
   5.000%, 11/01/23..................................   810      926,486
                                                             -----------
TOTAL FLORIDA........................................          8,775,230
                                                             -----------
GEORGIA -- (4.0%)
Columbia County School District (GO) (ST AID
  WITHHLDG)
   5.000%, 04/01/20.................................. 1,305    1,355,073
Georgia State (GO) Series A
   5.000%, 07/01/26.................................. 1,200    1,453,152
Georgia State (GO) Series C
   5.000%, 07/01/19.................................. 2,000    2,027,700
Georgia State (GO) Series E
   5.000%, 12/01/21.................................. 3,000    3,275,340
   5.000%, 12/01/26.................................. 2,000    2,439,020
Georgia State (GO) Series F
   5.000%, 07/01/26.................................. 1,450    1,755,892
Georgia State (GO) Series I
   5.000%, 07/01/20.................................. 2,000    2,094,000
Georgia State Road & Tollway Authority (RB) (MUN
  GOVT GTD)
   5.000%, 10/01/23.................................. 3,455    3,956,804
                                                             -----------
TOTAL GEORGIA........................................         18,356,981
                                                             -----------
HAWAII -- (2.9%)
City & County of Honolulu (GO) Series B
   5.000%, 10/01/23..................................   150      171,281
   5.000%, 10/01/25..................................   725      863,424
Hawaii County (GO) Series D
   5.000%, 09/01/20.................................. 1,375    1,445,207
Hawaii State (GO)
   5.000%, 04/01/24.................................. 2,975    3,438,713
Hawaii State (GO) Series DQ
   5.000%, 06/01/19..................................   300      303,303
Hawaii State (GO) Series EE
   5.000%, 11/01/20.................................. 1,300    1,373,281
Hawaii State (GO) Series EO
   5.000%, 08/01/22.................................. 1,000    1,110,330
Hawaii State (GO) Series FE
   5.000%, 10/01/24.................................. 1,005    1,174,302
   5.000%, 10/01/25.................................. 2,790    3,322,695
                                                             -----------
TOTAL HAWAII.........................................         13,202,536
                                                             -----------
INDIANA -- (0.6%)
Indiana University (RB) Series A
   5.000%, 06/01/21.................................. 2,755    2,962,231
                                                             -----------
IOWA -- (0.4%)
City of Davenport (GO) Series C
   4.000%, 06/01/24.................................. 1,410    1,557,754
Iowa Finance Authority (RB)
   (currency) 5.000%, 08/01/20 (Pre-refunded @ $100,
     8/1/19).........................................   500      508,290
                                                             -----------
TOTAL IOWA...........................................          2,066,044
                                                             -----------
KANSAS -- (1.4%)
City of Merriam (GO)
   5.000%, 10/01/25..................................   800      953,296
City of Wichita (GO) Series 811
   5.000%, 06/01/22..................................   550      608,047
Johnson County (GO) Series B
   5.000%, 09/01/22..................................   650      723,366
Johnson County Unified School District No. 229 Blue
  Valley (GO) Series A
   5.000%, 10/01/26..................................   225      272,525
Johnson County Unified School District No. 229 Blue
  Valley (GO) Series B
   5.000%, 10/01/23..................................   750      857,122
Kansas State Department of Transportation (RB)
  Series A
   5.000%, 09/01/26.................................. 1,000    1,205,210
Saline County Unified School District No. 305 Salina
  (GO)
   5.000%, 09/01/20.................................. 1,900    1,996,710
                                                             -----------
TOTAL KANSAS.........................................          6,616,276
                                                             -----------

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT   VALUE+
                                                      ------ -----------
                                                      (000)
                                                      ------
KENTUCKY -- (2.1%)
Kentucky State Economic Development Finance
  Authority (RB) Series A
(currency) 5.000%, 05/01/24 (Pre-refunded @ $100,
  5/1/19)............................................ 2,300  $ 2,318,377
Louisville & Jefferson County (RB)
   5.000%, 12/01/35.................................. 2,200    2,429,922
Louisville & Jefferson County (GO) Series B
   5.000%, 11/01/21.................................. 1,700    1,849,141
Louisville & Jefferson County Metropolitan Sewer
  District (RB) Series C
   5.000%, 05/15/23.................................. 1,850    2,088,724
Louisville Water Co. (RB) Series A
   4.000%, 11/15/21..................................   800      848,848
                                                             -----------
TOTAL KENTUCKY.......................................          9,535,012
                                                             -----------
LOUISIANA -- (0.4%)
Louisiana State (GO) Series C
   5.000%, 08/01/21.................................. 1,000    1,078,140
   5.000%, 08/01/23..................................   500      567,120
                                                             -----------
TOTAL LOUISIANA......................................          1,645,260
                                                             -----------
MAINE -- (0.2%)
Maine State (GO) Series B
   5.000%, 06/01/23.................................. 1,000    1,133,890
                                                             -----------
MARYLAND -- (6.1%)
Anne County Arundel (GO)
   5.000%, 10/01/20..................................   500      527,365
Baltimore County (GO)
   5.000%, 08/01/20..................................   750      787,208
   5.000%, 08/01/22..................................   600      666,846
   5.000%, 03/01/28.................................. 1,335    1,649,619
Carroll County (GO)
   5.000%, 11/01/21..................................   550      598,714
City of Baltimore (GO) Series B
   5.000%, 10/15/27.................................. 2,025    2,476,372
Harford County (GO) Series A
   5.000%, 09/15/20..................................   570      600,558
Howard County (GO) Series D
   5.000%, 02/15/24.................................. 1,300    1,499,888
Maryland State (GO)
   5.000%, 06/01/22.................................. 1,175    1,299,808
   5.000%, 06/01/23.................................. 3,000    3,404,340
Maryland State (GO) Series B
   5.000%, 08/01/20.................................. 1,000    1,049,010
   4.000%, 08/01/23..................................   850      930,725
   5.000%, 08/01/24.................................. 1,000    1,166,040
   5.000%, 08/01/27..................................   500      613,545
Maryland State (GO) Series C
   5.000%, 11/01/19..................................   915      937,756
   5.000%, 08/01/20..................................   700      734,307
   5.000%, 08/01/22.................................. 1,000    1,111,410
Montgomery County (GO) Series A
   5.000%, 11/01/24.................................. 2,000    2,344,000
Montgomery County (GO) Series B
   5.000%, 12/01/21..................................   350      381,920
Montgomery County (GO) Series D
   3.000%, 11/01/23.................................. 3,000    3,160,080
Washington Suburban Sanitary Commission (GO)
   5.000%, 06/01/24..................................   655      760,959
Worcester County (GO) Series B
   4.000%, 08/01/21.................................. 1,000    1,056,130
                                                             -----------
TOTAL MARYLAND.......................................         27,756,600
                                                             -----------
MASSACHUSETTS -- (3.9%)
City of Lowell (GO) (ST AID WITHHLDG)
   4.000%, 09/01/23..................................   250      272,095
City of Somerville (BAN)
   3.000%, 06/07/19.................................. 4,000    4,018,400
City of Springfield (GO) (ST AID WITHHLDG) Series C
   4.000%, 08/01/23..................................   285      311,422
Commonwealth of Massachusetts (GO) Series A
   5.000%, 07/01/26.................................. 1,250    1,507,950
Commonwealth of Massachusetts (GO) Series B
   5.000%, 01/01/22.................................. 1,000    1,093,540
   5.000%, 08/01/22.................................. 1,165    1,294,373
Commonwealth of Massachusetts (GO) Series C
   5.000%, 08/01/20..................................   100      104,961
   5.000%, 10/01/21.................................. 1,750    1,899,923
   5.000%, 04/01/22.................................. 1,275    1,403,826
Commonwealth of Massachusetts (GO) (AGM) Series B
   5.250%, 09/01/24..................................   400      471,952
Massachusetts Development Finance Agency (RB) Series
  I
(currency) 6.750%, 01/01/36 (Pre-refunded @ $100,
  1/1/21)............................................ 2,865    3,128,093

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT   VALUE+
                                                      ------ -----------
                                                      (000)
                                                      ------
MASSACHUSETTS -- (Continued)
Tantasqua Regional School District (GO)
   5.000%, 10/01/19.................................. 1,360  $ 1,390,043
Town of Holbrook (GO)
   5.000%, 12/01/21..................................   755      822,542
                                                             -----------
TOTAL MASSACHUSETTS..................................         17,719,120
                                                             -----------
MICHIGAN -- (1.1%)
Michigan State (GO) Series A
   5.000%, 12/01/24.................................. 1,275    1,495,779
Michigan State Trunk Line Revenue (RB) (AGM)
   5.500%, 11/01/21.................................. 3,275    3,606,594
                                                             -----------
TOTAL MICHIGAN.......................................          5,102,373
                                                             -----------
MINNESOTA -- (3.9%)
Bloomington Independent School District No. 271 (GO)
  (SD CRED PROG) Series A
   5.000%, 02/01/21.................................. 1,100    1,172,578
City of Rochester (GO) Series A
   5.000%, 02/01/20..................................   150      154,938
City of Saint Paul (GO) Series A
   5.000%, 09/01/21..................................   400      433,220
City of Saint Paul (GO) Series B
   5.000%, 11/01/20..................................   100      105,743
Elk River Independent School District No. 728 (GO)
  (SD CRED PROG) Series A
   5.000%, 02/01/21..................................   520      554,206
Elk River Independent School District No. 728 (GO)
  (SD CRED PROG) Series C
   5.000%, 02/01/21.................................. 3,000    3,197,340
Hennepin County (GO) Series B
   5.000%, 12/01/21..................................   350      381,920
Housing & Redevelopment Authority of The City of
  Saint Paul Minnesota (RB) Series A1
(currency) 5.250%, 11/15/29 (Pre-refunded @ $100,
  11/15/19).......................................... 2,000    2,054,300
Metropolitan Council (GO) Series B
   5.000%, 03/01/24.................................. 1,295    1,494,430
Minnesota State (GO) Series B
   5.000%, 10/01/19..................................   600      613,416
Minnesota State (GO) Series D
   5.000%, 08/01/21.................................. 2,000    2,161,880
Minnesota State (GO) Series E
   5.000%, 08/01/22..................................   760      844,672
   4.000%, 10/01/22.................................. 3,000    3,240,360
Saint Paul Independent School District No. 625 (GO)
  (SD CRED PROG) Series B
   5.000%, 02/01/21.................................. 1,425    1,518,736
                                                             -----------
TOTAL MINNESOTA......................................         17,927,739
                                                             -----------
MISSISSIPPI -- (0.2%)
Mississippi State (GO) Series C
   5.000%, 10/01/20..................................   950    1,001,186
                                                             -----------
MISSOURI -- (0.7%)
Cass County Reorganized School District No. R-2 (GO)
  (ST AID DIR DEP)
   5.000%, 03/01/21.................................. 1,110    1,184,592
Columbia School District (GO) Series B
   5.000%, 03/01/25.................................. 1,725    2,036,932
                                                             -----------
TOTAL MISSOURI.......................................          3,221,524
                                                             -----------
MONTANA -- (0.1%)
City & County of Butte-Silver Bow (GO)
   4.000%, 07/01/21..................................   500      525,475
                                                             -----------
NEBRASKA -- (1.4%)
Lancaster County School District 001 (GO)
   5.000%, 01/15/21..................................   700      744,331
Metropolitan Utilities District of Omaha (RB)
   5.000%, 12/01/20..................................   300      317,820
Omaha School District (GO)
   5.000%, 12/15/25.................................. 4,000    4,780,120
Southern Public Power District (RB)
   5.000%, 12/15/21..................................   400      435,564
                                                             -----------
TOTAL NEBRASKA.......................................          6,277,835
                                                             -----------
NEVADA -- (1.9%)
Clark County School District (GO) Series A
   5.000%, 06/15/21.................................. 1,250    1,338,525

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT   VALUE+
                                                      ------ ----------
                                                      (000)
                                                      ------
NEVADA -- (Continued)
Clark County Water Reclamation District (GO) Series A
(currency) 5.250%, 07/01/34 (Pre-refunded @ $100,
  7/1/19)............................................ 2,320  $2,354,382
Nevada State (GO) Series C
   5.000%, 11/01/24..................................   450     525,263
Nevada State (GO) Series D1
   5.000%, 03/01/22..................................   250     274,298
Washoe County School District (GO) Series A
   3.000%, 06/01/19..................................   550     552,348
Washoe County School District (GO) Series D
   5.000%, 06/01/21.................................. 3,335   3,571,318
                                                             ----------
TOTAL NEVADA.........................................         8,616,134
                                                             ----------
NEW HAMPSHIRE -- (0.4%)
City of Dover (GO)
   3.000%, 06/15/20..................................   610     621,053
City of Nashua (GO)
   4.000%, 07/15/24..................................   770     855,401
New Hampshire State (GO) Series B
   5.000%, 06/01/19..................................   250     252,727
                                                             ----------
TOTAL NEW HAMPSHIRE..................................         1,729,181
                                                             ----------
NEW JERSEY -- (2.1%)
City of Hoboken (GO)
   3.000%, 02/01/23.................................. 2,000   2,079,480
   3.000%, 02/01/25..................................   910     954,308
Middlesex County (BAN)
   3.000%, 06/11/19..................................   950     954,854
Middlesex County (GO)
   4.000%, 01/15/21.................................. 1,210   1,264,970
Montville Township (GO)
   3.000%, 10/01/25..................................   500     531,645
Princeton (GO)
   3.000%, 09/15/24.................................. 1,515   1,607,476
Township of Parsippany-Troy Hills (GO) Series ABCD
   2.000%, 09/15/21.................................. 2,000   2,006,580
                                                             ----------
TOTAL NEW JERSEY.....................................         9,399,313
                                                             ----------
NEW MEXICO -- (1.5%)
New Mexico State (GO) (ETM)
   5.000%, 03/01/21.................................. 1,000   1,066,570
New Mexico State Severance Tax Permanent Fund (RB)
  Series A
   5.000%, 07/01/27.................................. 4,000   4,869,120
Santa Fe County (GO)
   5.000%, 07/01/22..................................   710     786,332
                                                             ----------
TOTAL NEW MEXICO.....................................         6,722,022
                                                             ----------
NEW YORK -- (6.9%)
City of New York (GO) Series A
   5.000%, 08/01/24.................................. 2,100   2,445,114
   5.000%, 08/01/25.................................. 1,500   1,780,710
City of New York (GO) Series B
   5.000%, 08/01/19..................................   100     101,673
City of New York (GO) Series C
   5.000%, 08/01/22..................................   500     555,345
City of New York (GO) Series E
   5.000%, 08/01/19..................................   250     254,183
   5.000%, 08/01/19.................................. 1,000   1,016,730
   5.000%, 08/01/21..................................   265     286,314
   5.000%, 08/01/22.................................. 1,000   1,110,690
City of New York (GO) Series F
   5.000%, 08/01/21..................................   450     486,193
City of New York (GO) Series F-1
   5.000%, 06/01/21.................................. 2,110   2,268,524
City of New York (GO) Series H
   5.000%, 08/01/22.................................. 2,010   2,232,487
Corning City School District (GO) (ST AID WITHHLDG)
   5.000%, 06/15/19..................................   250     253,085
Kingston City School District (GO) (ST AID WITHHLDG)
   3.000%, 06/01/26.................................. 1,530   1,609,177
Long Island Power Authority (RB) (BHAC-CR) Series A
  BHAC-CR
(currency) 6.000%, 05/01/33 (Pre-refunded @ $100,
  5/1/19)............................................ 600       606,396
Metropolitan Transportation Authority (RB)
   5.000%, 11/15/25.................................. 1,275   1,476,067
Middle Country Central School District (GO) (ST AID
  WITHHLDG)
   2.000%, 08/15/21..................................   400     403,256
Middletown City School District (GO) (ST AID
  WITHHLDG)
   2.000%, 06/15/20..................................   760     763,876

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT   VALUE+
                                                      ------ -----------
                                                      (000)
                                                      ------
NEW YORK -- (Continued)
New York State Dormitory Authority (RB) Series A
   5.000%, 03/15/19..................................   350  $   351,390
   5.000%, 03/15/21.................................. 1,000    1,069,300
   5.000%, 03/15/23..................................   600      677,574
   5.000%, 02/15/25..................................   500      587,610
New York State Dormitory Authority (RB) Series B
   5.000%, 02/15/22..................................   800      877,656
   5.000%, 02/15/24..................................   300      345,504
New York State Dormitory Authority (RB) Series C
   5.000%, 03/15/19..................................   250      250,993
New York State Dormitory Authority (RB) Series E
   5.000%, 02/15/21..................................   100      106,683
New York State Urban Development Corp. (RB) Series A
   5.000%, 03/15/20..................................   810      839,905
   5.000%, 03/15/25..................................   500      588,430
North Shore Central School District (GO) (ST AID
  WITHHLDG)
   2.000%, 12/15/23..................................   315      317,772
Port Authority of New York & New Jersey (RB) Series
  194
   5.000%, 10/15/19..................................   465      476,039
Riverhead Central School District (GO) (ST AID
  WITHHLDG)
   2.000%, 10/15/22..................................   540      546,939
Triborough Bridge & Tunnel Authority (RB) Series B
   5.000%, 11/15/20.................................. 4,700    4,976,736
Triborough Bridge & Tunnel Authority (RB) Series C1
   4.000%, 11/15/27.................................. 1,500    1,731,300
                                                             -----------
TOTAL NEW YORK.......................................         31,393,651
                                                             -----------
NORTH CAROLINA -- (3.1%)
City of Charlotte Water & Sewer System Revenue (RB)
   5.000%, 07/01/19.................................. 3,000    3,042,030
New Hanover County (GO)
   5.000%, 02/01/23.................................. 1,550    1,745,315
North Carolina Eastern Municipal Power Agency (RB)
  (NATL-IBC) (ETM) Series B
   6.000%, 01/01/22.................................. 1,725    1,930,396
North Carolina State (GO) Series B
   5.000%, 06/01/25.................................. 1,405    1,669,842
North Carolina State (GO) Series C
   4.000%, 05/01/22.................................. 1,530    1,642,501
   5.000%, 05/01/22.................................. 1,950    2,153,365
North Carolina State (GO) Series D
   4.000%, 06/01/23..................................   350      382,855
Wake County (GO)
   5.000%, 03/01/19..................................   160      160,413
   5.000%, 09/01/21.................................. 1,300    1,409,330
                                                             -----------
TOTAL NORTH CAROLINA.................................         14,136,047
                                                             -----------
NORTH DAKOTA -- (0.4%)
City of West Fargo (GO) Series A
   5.000%, 05/01/24.................................. 1,150    1,312,840
North Dakota State University of Agriculture &
  Applied Science (RB)
   5.000%, 04/01/21..................................   500      532,505
                                                             -----------
TOTAL NORTH DAKOTA...................................          1,845,345
                                                             -----------
OHIO -- (5.0%)
City of Columbus (GO) Series 3
   5.000%, 02/15/27.................................. 1,250    1,520,712
City of Columbus (GO) Series A
   4.000%, 04/01/22.................................. 2,000    2,141,480
   3.000%, 07/01/22..................................   835      870,788
   5.000%, 02/15/23.................................. 4,000    4,507,080
City of Columbus (GO) Series B
   5.000%, 02/15/23..................................   475      535,216
City of Columbus (GO) Series A
   4.000%, 04/01/24.................................. 1,500    1,661,055
Hamilton County Sewer System Revenue (RB) Series A
   5.000%, 12/01/21..................................   500      544,590
Ohio State (GO) Series A
   5.000%, 09/15/21..................................   800      867,416
   5.000%, 08/01/22.................................. 1,000    1,110,290
   5.000%, 09/15/22.................................. 2,250    2,506,050
   5.000%, 02/01/24.................................. 2,820    3,250,417
Ohio State (GO) Series B
   5.000%, 08/01/21.................................. 1,000    1,080,680
   5.000%, 06/15/22..................................   450      498,186

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT   VALUE+
                                                      ------ -----------
                                                      (000)
                                                      ------
OHIO -- (Continued)
Ohio State Water Development Authority (RB) Series A
   5.000%, 06/01/21.................................. 1,550  $ 1,667,335
                                                             -----------
TOTAL OHIO...........................................         22,761,295
                                                             -----------
OKLAHOMA -- (1.4%)
City of Oklahoma City (GO)
   4.000%, 03/01/23.................................. 1,680    1,828,025
   4.000%, 03/01/25.................................. 1,255    1,406,290
Tulsa County Independent School District No. 1 Tulsa
  (GO) Series B
   2.000%, 08/01/20.................................. 2,000    2,005,280
Tulsa County Independent School District No. 1 Tulsa
  (GO) Series C
   2.000%, 07/01/19.................................. 1,000    1,001,240
                                                             -----------
TOTAL OKLAHOMA.......................................          6,240,835
                                                             -----------
OREGON -- (0.9%)
City of McMinnville (GO)
   5.000%, 02/01/22..................................   290      317,176
City of Portland Water System Revenue (RB) Series A
   5.000%, 04/01/21.................................. 1,250    1,337,763
Lane County School District No. 4J Eugene (GO) (SCH
  BD GTY)
   3.000%, 06/15/25..................................   940      995,892
Oregon State (GO) Series E
   5.000%, 08/01/21..................................   410      443,185
Oregon State (GO) Series F
   3.000%, 05/01/20..................................   750      762,293
Oregon State (GO) Series L
   5.000%, 11/01/19..................................   200      204,928
                                                             -----------
TOTAL OREGON.........................................          4,061,237
                                                             -----------
PENNSYLVANIA -- (0.5%)
Berks County (GO)
   5.000%, 11/15/22..................................   445      497,328
Commonwealth of Pennsylvania (GO) Series REF
   5.000%, 07/01/21..................................   550      590,750
   5.000%, 07/01/22.................................. 1,025    1,129,365
                                                             -----------
TOTAL PENNSYLVANIA...................................          2,217,443
                                                             -----------
RHODE ISLAND -- (0.6%)
Rhode Island State (GO) Series A
   5.000%, 08/01/19.................................. 1,800    1,829,484
   5.000%, 08/01/21.................................. 1,000    1,078,650
                                                             -----------
TOTAL RHODE ISLAND...................................          2,908,134
                                                             -----------
SOUTH CAROLINA -- (1.9%)
Aiken County Consolidated School District (GO)
  (SCSDE) Series A
   5.000%, 03/01/20..................................   770      797,451
Anderson County School District No. 4 (GO) (SCSDE)
  Series A
   5.000%, 03/01/21..................................   500      533,810
City of North Charleston (GO) (ST AID WITHHLDG)
   5.000%, 06/01/21..................................   500      537,445
Clemson University (RB) Series B
   5.000%, 05/01/25..................................   750      885,727
Lexington & Richland School District No. 5 (GO)
  (SCSDE)
   5.000%, 03/01/19.................................. 1,440    1,443,715
Richland County (GO) (ST AID WITHHLDG) Series A
   5.000%, 03/01/22.................................. 1,085    1,192,502
Richland County (GO) (ST AID WITHHLDG) Series B
   5.000%, 03/01/25..................................   535      631,744
Richland County School District No. 2 (GO) (SCSDE)
   5.000%, 03/01/20..................................   500      517,825
   5.000%, 03/01/21.................................. 1,235    1,317,683
Richland County School District No. 2 (GO) (SCSDE)
  Series A
   5.000%, 02/01/20..................................   600      619,752
                                                             -----------
TOTAL SOUTH CAROLINA.................................          8,477,654
                                                             -----------
TENNESSEE -- (4.2%)
Blount County (GO) Series B
   5.000%, 06/01/22.................................. 2,635    2,909,488
City of Clarksville Water Sewer & Gas Revenue (RB)
   5.000%, 02/01/20..................................   565      583,481
City of Knoxville Wastewater System Revenue (RB)
  Series A
   5.000%, 04/01/19.................................. 1,825    1,834,727
City of Knoxville Wastewater System Revenue (RB)
  Series B
   4.000%, 04/01/22..................................   310      331,632

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT   VALUE+
                                                      ------ -----------
                                                      (000)
                                                      ------
TENNESSEE -- (Continued)
City of Memphis (GO) Series A
   5.000%, 04/01/25.................................. 1,250  $ 1,474,012
Hamilton County (GO) Series B
   5.000%, 03/01/22.................................. 1,735    1,906,349
Metropolitan Government of Nashville & Davidson
  County (GO)
   5.000%, 07/01/22..................................   650      720,271
Metropolitan Government of Nashville & Davidson
  County (GO) Series A
   5.000%, 01/01/22..................................   615      672,527
(currency) 5.000%, 07/01/25 (Pre-refunded @ $100,
  7/1/20)............................................ 3,000    3,138,420
   5.000%, 07/01/25.................................. 2,325    2,757,892
Sullivan County (GO) Series A
   5.000%, 04/01/21..................................   450      480,933
Sumner County (GO)
   5.000%, 12/01/21..................................   230      251,013
   5.000%, 12/01/22..................................   640      716,870
Town of Collierville (GO) Series A
   5.000%, 01/01/21.................................. 1,095    1,162,978
                                                             -----------
TOTAL TENNESSEE......................................         18,940,593
                                                             -----------
TEXAS -- (14.4%)
Austin Independent School District (GO) Series B
   5.000%, 08/01/20.................................. 2,410    2,528,476
Bexar County (GO)
   5.000%, 06/15/20..................................   500      522,280
   5.000%, 06/15/21.................................. 1,275    1,373,290
City of Dallas (GO) Series A
   5.000%, 02/15/21..................................   500      532,070
City of Fort Worth Water & Sewer System Revenue (RB)
   5.000%, 02/15/19..................................   180      180,187
   5.000%, 02/15/21.................................. 1,745    1,860,885
City of Fort Worth Water & Sewer System Revenue (RB)
  Series A
   5.000%, 02/15/25.................................. 1,930    2,263,369
City of Garland (GO) Series A
   5.000%, 02/15/24..................................   200      229,610
City of Houston Combined Utility System Revenue (RB)
  (AGC)
(currency) 5.375%, 11/15/38 (Pre-refunded @ $100,
  5/15/19)........................................... 5,000    5,052,050
City of San Antonio Electric & Gas Systems Revenue
  (RB)
   5.000%, 02/01/21..................................   700      744,765
   5.000%, 02/01/22.................................. 3,360    3,680,006
Cypress-Fairbanks Independent School District (GO)
  (PSF-GTD)
   5.000%, 02/15/21..................................   790      841,650
Dallas Independent School District (GO) (PSF-GTD)
  Series A
   5.000%, 08/15/24.................................. 3,250    3,772,827
El Paso Independent School District (GO) (PSF-GTD)
   5.000%, 08/15/24..................................   500      581,005
Fort Bend Independent School District (GO) (PSF-GTD)
  Series C
   5.000%, 02/15/24.................................. 1,275    1,465,090
Fort Worth Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/26..................................   445      529,902
Grapevine-Colleyville Independent School District
  (GO) (PSF-GTD)
   2.000%, 08/15/19.................................. 1,500    1,503,075
Harris County (GO) Series A
   5.000%, 10/01/19.................................. 1,000    1,021,560
Highland Park Independent School District (GO)
  (PSF-GTD)
   5.000%, 02/15/20.................................. 1,500    1,550,820
Highland Park Independent School District (GO)
   5.000%, 02/15/23.................................. 2,000    2,246,900
Houston Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/24.................................. 2,000    2,301,280
Houston Independent School District (GO) (PSF-GTD)
  Series A
   5.000%, 02/15/26..................................   750      896,880
Humble Independent School District (GO) (PSF-GTD)
  Series B
   5.000%, 02/15/20.................................. 1,000    1,033,880
Katy Independent School District (GO) (PSF-GTD)
  Series A
   5.000%, 02/15/20..................................   750      775,410
   5.000%, 02/15/21..................................   400      426,152

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT   VALUE+
                                                      ------ -----------
                                                      (000)
                                                      ------
TEXAS -- (Continued)
McAllen Independent School District (GO) (PSF-GTD)
  Series A
   5.000%, 02/15/22.................................. 2,725  $ 2,986,110
Northwest Independent School District (GO) (PSF-GTD)
  Series A
   5.000%, 02/15/24.................................. 1,000    1,148,570
Permanent University Fund - University of Texas
  System (RB) Series B
   5.000%, 07/01/20.................................. 2,875    3,005,209
San Antonio Independent School District (GO)
  (PSF-GTD)
   5.000%, 02/15/20..................................   400      413,552
Texas State (GO)
   5.000%, 04/01/19..................................   250      251,353
   5.000%, 10/01/22.................................. 1,140    1,270,279
   5.000%, 10/01/23..................................   375      428,021
Texas State (GO) Series A
   5.000%, 10/01/21.................................. 1,300    1,409,603
   5.000%, 04/01/25.................................. 2,185    2,574,061
   5.000%, 10/01/25.................................. 2,465    2,932,265
Texas Transportation Commission State Highway Fund
  (RB) Series A
   5.000%, 10/01/19.................................. 1,000    1,021,820
University of Texas System (The) (RB) Series D
   5.000%, 08/15/21..................................   615      665,215
University of Texas System (The) (RB) Series J
   5.000%, 08/15/25.................................. 3,000    3,568,620
Williamson County (GO)
   5.000%, 02/15/21.................................. 5,640    6,014,552
                                                             -----------
TOTAL TEXAS..........................................         65,602,649
                                                             -----------
UTAH -- (1.8%)
Alpine School District (GO) (SCH BD GTY)
   5.000%, 03/15/21..................................   550      587,285
Central Utah Water Conservancy District (RB) Series A
   5.000%, 10/01/20..................................   450      474,323
Davis School District (GO) (SCH BD GTY) Series B
   5.000%, 06/01/23.................................. 2,445    2,777,813
Salt Lake County (GO) Series B
   5.000%, 12/15/24.................................. 1,600    1,882,704
Snyderville Basin Special Recreation District (GO)
  Series B
   4.000%, 12/15/20..................................   540      562,885
State of Utah (GO)
   5.000%, 07/01/22.................................. 1,045    1,159,448
Utah State (GO)
   5.000%, 07/01/22..................................   800      887,616
                                                             -----------
TOTAL UTAH...........................................          8,332,074
                                                             -----------
VERMONT -- (0.2%)
Vermont State (GO) Series B
   5.000%, 08/15/23.................................. 1,000    1,141,430
                                                             -----------
VIRGINIA -- (3.6%)
City of Hampton (GO) (ST AID WITHHLDG) Series B
   5.000%, 09/01/21..................................   840      909,980
   5.000%, 09/01/22..................................   475      528,965
City of Richmond (GO) (ST AID WITHHLDG) Series A
   5.000%, 03/01/20.................................. 1,635    1,693,451
City of Richmond (GO) (ST AID WITHHLDG) Series B
   5.000%, 07/15/22.................................. 1,065    1,182,555
Commonwealth of Virginia (GO) Series A
   5.000%, 06/01/25.................................. 1,430    1,701,428
Commonwealth of Virginia (GO) Series D
   5.000%, 06/01/19.................................. 1,260    1,274,049
Loudoun County (GO) (ST AID WITHHLDG) Series A
   5.000%, 12/01/22.................................. 4,620    5,189,507
   5.000%, 12/01/22.................................. 1,225    1,375,516
Loudoun County (GO) (ST AID WITHHLDG) Series B
   5.000%, 12/01/20..................................   550      583,286
Pittsylvania County (GO) (ST AID WITHHLDG)
   5.000%, 02/01/21.................................. 1,830    1,948,877
                                                             -----------
TOTAL VIRGINIA.......................................         16,387,614
                                                             -----------
WASHINGTON -- (7.7%)
City of Marysville Water & Sewer Revenue (RB)
   5.000%, 04/01/20..................................   755      783,796
City of Seattle Drainage & Wastewater Revenue (RB)
   5.000%, 09/01/20.................................. 1,500    1,577,310
   5.000%, 04/01/21..................................   445      476,048
City of Seattle Municipal Light & Power Revenue (RB)
   5.000%, 09/01/20..................................   650      683,293

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT   VALUE+
                                                      ------ -----------
                                                      (000)
                                                      ------
WASHINGTON -- (Continued)
County of Kitsap WA (GO)
   5.000%, 06/01/21.................................. 1,455  $ 1,563,281
King County (GO) Series A
   5.000%, 07/01/20..................................   265      277,341
King County (GO) Series E
   5.000%, 12/01/25.................................. 1,275    1,526,851
King County School District No. 405 Bellevue (GO)
  (SCH BD GTY) Series A
   5.000%, 12/01/20.................................. 1,350    1,430,190
King County School District No. 411 Issaquah (GO)
  (SCH BD GTY)
   5.000%, 12/01/23.................................. 1,440    1,650,874
King County School District No. 414 Lake Washington
  (GO) (SCH BD GTY)
   5.000%, 12/01/22.................................. 2,000    2,238,640
King County Sewer Revenue (RB)
   5.000%, 01/01/21..................................   585      621,656
King County Sewer Revenue (RB) Series B
   5.000%, 07/01/22.................................. 1,165    1,290,133
   5.000%, 07/01/25.................................. 1,305    1,544,520
Snohomish County School District No. 6 Mukilteo (GO)
  (SCH BD GTY)
   5.000%, 12/01/25.................................. 2,000    2,386,580
Spokane County (GO)
   5.000%, 12/01/20..................................   450      476,982
Tacoma Metropolitan Park District (GO) Series B
   5.000%, 12/01/21..................................   350      381,010
Washington Health Care Facilities Authority (RB)
(currency) 7.375%, 03/01/38 (Pre-refunded @ $ 100,
  3/1/19)............................................ 3,000    3,012,720
(currency) 5.625%, 10/01/38 (Pre-refunded @ $ 100,
  10/1/19)........................................... 1,000    1,025,760
Washington State (GO)
   5.000%, 08/01/25.................................. 2,500    2,967,850
Washington State (GO) Series 2013A
   5.000%, 08/01/21..................................   200      216,136
Washington State (GO) Series 2017-A
   5.000%, 08/01/26.................................. 1,675    2,017,822
Washington State (GO) Series A
   5.000%, 08/01/21..................................   800      864,544
Washington State (GO) Series B
   5.000%, 07/01/20..................................   325      340,135
   5.000%, 07/01/25..................................   475      562,813
Washington State (GO) Series C
   5.000%, 02/01/20.................................. 1,320    1,363,718
   5.000%, 02/01/23..................................   500      561,975
Washington State (GO) Series R-2012C
   4.000%, 07/01/21..................................   100      105,452
Washington State (GO) Series R-2013A
   5.000%, 07/01/21.................................. 1,520    1,638,590
Washington State (GO) Series R-2018D
   5.000%, 08/01/25.................................. 1,365    1,620,446
                                                             -----------
TOTAL WASHINGTON                                              35,206,466
                                                             -----------
WEST VIRGINIA -- (0.6%)
Jefferson County Board of Education (GO) (WV BD COMM)
   4.000%, 05/01/20..................................   250      256,718
West Virginia State (GO)
   4.000%, 11/01/20.................................. 1,975    2,052,598
West Virginia State (GO) Series A
   5.000%, 06/01/19..................................   550      555,967
                                                             -----------
TOTAL WEST VIRGINIA..................................          2,865,283
                                                             -----------
WISCONSIN -- (3.4%)
City of Janesville (GO)
   3.000%, 03/01/24.................................. 2,000    2,099,000
City of Madison Water Utility Revenue (RB)
   5.000%, 01/01/21.................................. 1,000    1,062,080
City of Milwaukee (GO) Series N3
   5.000%, 05/15/20.................................. 1,000    1,041,080
Germantown School District (GO) Series A
   5.000%, 04/01/27.................................. 1,000    1,218,040
Milwaukee County (GO) Series E
   2.000%, 12/01/20.................................. 1,060    1,065,872
Milwaukee County Metropolitan Sewer District (GO)
  Series A
   5.000%, 10/01/25.................................. 2,635    3,145,373
Oak Creek Franklin Joint School District (GO) Series
  B
   3.000%, 04/01/20..................................   630      639,343

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT    VALUE+
                                                      ------ ------------
                                                      (000)
                                                      ------
WISCONSIN -- (Continued)
Wisconsin State (GO) Series 1
   5.000%, 05/01/19..................................   500  $    504,080
Wisconsin State (GO) Series 2
   5.000%, 11/01/20..................................   600       634,458
   5.000%, 11/01/22.................................. 1,400     1,566,222
Wisconsin State (GO) Series 3
   5.000%, 11/01/22.................................. 1,875     2,097,619
Wisconsin State (GO) Series B
   5.000%, 05/01/21..................................   400       429,360
                                                             ------------
TOTAL WISCONSIN......................................          15,502,527
                                                             ------------
TOTAL MUNICIPAL BONDS................................         455,658,568
                                                             ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $454,206,281)^^..        $455,658,568
                                                             ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                 -----------------------------------------
                 LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                 ------- ------------ ------- ------------
Municipal Bonds.   --    $455,658,568   --    $455,658,568
                   --    ------------   --    ------------
TOTAL...........   --    $455,658,568   --    $455,658,568
                   ==    ============   ==    ============

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                          SHARES VALUE>>
                                                          ------ -------
COMMON STOCKS -- (100.0%)
AUSTRALIA -- (0.3%)
    Insurance Australia Group, Ltd.......................     1  $     4
    Macquarie Group, Ltd.................................     2       78
    Nine Entertainment Co. Holdings, Ltd.................     1        1
    Qantas Airways, Ltd..................................     0        3
    Wesfarmers, Ltd......................................     1       21
                                                                 -------
TOTAL AUSTRALIA..........................................            107
                                                                 -------
BELGIUM -- (0.1%)
*   Nyrstar NV...........................................     1       24
                                                                 -------
CANADA -- (51.4%)
    Alamos Gold, Inc., Class A...........................     1        3
    BCE, Inc.............................................     2       34
    Crescent Point Energy Corp...........................     1        2
    Husky Energy, Inc....................................     1        8
*   Tahoe Resources, Inc................................. 4,920   18,648
                                                                 -------
TOTAL CANADA.............................................         18,695
                                                                 -------
FRANCE -- (0.5%)
*   Fnac Darty SA (BLRZL56)..............................     1       68
    Schneider Electric SE................................     1       36
    Sopra Steria Group...................................     1       76
                                                                 -------
TOTAL FRANCE.............................................            180
                                                                 -------
GERMANY -- (0.1%)
    OSRAM Licht AG.......................................     1       33
    TUI AG...............................................     1        9
                                                                 -------
TOTAL GERMANY............................................             42
                                                                 -------
ITALY -- (0.1%)
*   Banca Carige SpA..................................... 6,537       17
*   Banca Monte dei Paschi di Siena SpA..................     1        1
    Cairo Communication SpA..............................     0        2
*   Saipem SpA...........................................     1        4
    Societa Cattolica di Assicurazioni SC................     1        9
    UnipolSai Assicurazioni SpA..........................     1        2
                                                                 -------
TOTAL ITALY..............................................             35
                                                                 -------
JAPAN -- (0.4%)
    Aeon Co., Ltd........................................     1       10
    FamilyMart UNY Holdings Co., Ltd.....................     1       85
    Mitsubishi Heavy Industries, Ltd.....................     1       31
                                                                 -------
TOTAL JAPAN..............................................            126
                                                                 -------
NETHERLANDS -- (0.1%)
    ArcelorMittal........................................     0        8
    ASML Holding NV......................................     0       17
    Koninklijke Ahold Delhaize NV........................     0        4
                                                                 -------
TOTAL NETHERLANDS........................................             29
                                                                 -------

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- -------
NORWAY -- (0.0%)
*   Frontline, Ltd.......................................       1 $     4
                                                                  -------
PORTUGAL -- (0.0%)
    Navigator Co. SA (The)...............................       2       6
                                                                  -------
SINGAPORE -- (43.3%)
# * Ezra Holdings, Ltd................................... 104,356     792
*   Hyflux, Ltd..........................................  14,000     385
*   Midas Holdings, Ltd..................................  30,000     802
*   Swiber Holdings, Ltd.................................   2,249      34
    Wheelock Properties Singapore, Ltd...................   8,800  13,728
    Yeo Hiap Seng, Ltd...................................       1       1
                                                                  -------
TOTAL SINGAPORE..........................................          15,742
                                                                  -------
SOUTH AFRICA -- (0.0%)
    Old Mutual, Ltd......................................       1       1
                                                                  -------
SPAIN -- (0.2%)
    ACS Actividades de Construccion y Servicios SA.......       2      45
    Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR....       1       9
    Banco Santander SA...................................       0       3
*   Global Dominion Access SA............................       1       3
    Zardoya Otis SA......................................       1       5
                                                                  -------
TOTAL SPAIN..............................................              65
                                                                  -------
SWEDEN -- (0.0%)
    SSAB AB, Class B.....................................       1       8
                                                                  -------
SWITZERLAND -- (2.3%)
    Schweiter Technologies AG............................       1     841
                                                                  -------
UNITED KINGDOM -- (1.1%)
    BBA Aviation P.L.C...................................       1       2
    BP P.L.C., Sponsored ADR.............................       2      55
    Croda International P.L.C............................       1      48
    Dixons Carphone P.L.C................................       1       2
    Ferguson P.L.C.......................................       1      48
    Galliford Try P.L.C..................................       1       6
    Glencore P.L.C.......................................       1       3
    Hiscox, Ltd..........................................       0       2
    Informa P.L.C........................................       1       8
    John Wood Group P.L.C................................       1       5
    KAZ Minerals P.L.C...................................       1       8
*   Liberty Global P.L.C., Class A.......................       1      24
*   Liberty Global P.L.C., Class C.......................       1      18
    National Grid P.L.C., Sponsored ADR..................       1      36
*   Ophir Energy P.L.C...................................       1       1
    Quilter P.L.C........................................       0       1
    Royal Dutch Shell P.L.C., Class A....................       0       6
    Royal Dutch Shell P.L.C., Class B....................       0       2
    RPC Group P.L.C......................................       1       7
    RSA Insurance Group P.L.C............................       0       4
    Spirax-Sarco Engineering P.L.C.......................       5     109
*   Tullow Oil P.L.C.....................................       0       2
                                                                  -------
TOTAL UNITED KINGDOM.....................................             397
                                                                  -------

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES VALUE>>
                                                             ------ -------
UNITED STATES -- (0.1%)
       CME Group, Inc.......................................      0 $    50
                                                                    -------
TOTAL COMMON STOCKS.........................................         36,352
                                                                    -------
RIGHTS/WARRANTS -- (0.0%)
CANADA -- (0.0%)
*      Tervita Corp. Warrants 07/19/20......................      1       0
                                                                    -------
SINGAPORE -- (0.0%)
*      Ezion Holdings, Ltd. Warrants 04/16/23............... 19,094       0
                                                                    -------
SPAIN -- (0.0%)
*      ACS Actividades de Construccion y Servicios SA
         Rights 02/05/19....................................      1       0
                                                                    -------
TOTAL RIGHTS/WARRANTS.......................................              0
                                                                    -------
TOTAL INVESTMENT SECURITIES.................................         36,352
                                                                    -------

                                                                    VALUE+
                                                                    -------
SECURITIES LENDING COLLATERAL -- (0.0%)
@ (S)  DFA Short Term Investment Fund.......................      0       1
                                                                    -------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $456,297)...........................................        $36,353
                                                                    =======

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------
                               LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                               -------    -------   -------    -------
Common Stocks
   Australia..................      --    $   107     --      $   107
   Belgium....................      --         24     --           24
   Canada..................... $18,695         --     --       18,695
   France.....................      --        180     --          180
   Germany....................      --         42     --           42
   Italy......................      --         35     --           35
   Japan......................      --        126     --          126
   Netherlands................       8         21     --           29
   Norway.....................      --          4     --            4
   Portugal...................      --          6     --            6
   Singapore..................      --     15,742     --       15,742
   South Africa...............      --          1     --            1
   Spain......................       9         56     --           65
   Sweden.....................      --          8     --            8
   Switzerland................      --        841     --          841
   United Kingdom.............     133        264     --          397

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                      ----------------------------------------
                                                       LEVEL 1    LEVEL 2   LEVEL 3   TOTAL
                                                      ----------  --------  -------  --------
   United States.....................................         --  $     50     --    $     50
Securities Lending Collateral........................         --         1     --           1
                                                      ----------  --------   ----    --------
TOTAL................................................ $   18,845  $ 17,508     --    $ 36,353
                                                      ==========  ========   ====    ========

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                             SHARES VALUE+
                                                             ------ -------
RIGHTS/WARRANTS -- (0.2%)
CONSUMER DISCRETIONARY -- (0.2%)
>>     Media General, Inc. Contingent Value Rights..........    700 $    55
                                                                    -------
COMMON STOCKS -- (4.2%)
FINANCIALS -- (0.6%)
>>     NewStar Financial, Inc...............................    868     169
                                                                    -------
MATERIALS -- (3.6%)
>>     A Schulman, Inc......................................    719   1,030
                                                                    -------
TOTAL COMMON STOCKS.........................................          1,199
                                                                    -------
TOTAL INVESTMENT SECURITIES.................................          1,254
                                                                    -------
TEMPORARY CASH INVESTMENTS -- (89.5%)
       State Street Institutional U.S. Government Money
         Market Fund 2.320%................................. 25,260  25,260
                                                                    -------
SECURITIES LENDING COLLATERAL -- (6.1%)
@ (S)  DFA Short Term Investment Fund.......................    147   1,706
                                                                    -------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $28,564)................................................... $28,220
                                                                    =======

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ----------------------------------------
                                     LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                    ---------  --------  -------  ---------
Common Stocks
   Financials......................        --  $    169      --   $     169
   Materials.......................        --     1,030      --       1,030
Rights/Warrants
   Consumer Discretionary..........        --        55      --          55
Temporary Cash Investments......... $  25,260        --      --      25,260
Securities Lending Collateral......        --     1,706      --       1,706
                                    ---------  --------  ------   ---------
TOTAL.............................. $  25,260  $  2,960      --   $  28,220
                                    =========  ========  ======   =========

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                        SHARES      VALUE+
                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.................... 19,156,884 $428,922,631
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................ 21,732,156  274,694,448
Investment in Emerging Markets Core Equity Portfolio
  of DFA Investment Dimensions Group Inc............. 4,633,430    96,468,005
                                                                 ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $738,638,758)................................            $800,085,084
                                                                 ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money
  Market Fund, 2.320% (Cost $1,385,934).............. 1,385,934     1,385,934
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)........................
  (Cost $740,024,692)^^..............................            $801,471,018
                                                                 ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------
                                 LEVEL 1      LEVEL 2 LEVEL 3    TOTAL
                               ------------   ------- ------- ------------
Affiliated Investment
  Companies................... $800,085,084     --      --    $800,085,084
Temporary Cash Investments....    1,385,934     --      --       1,385,934
                               ------------     --      --    ------------
TOTAL......................... $801,471,018     --      --    $801,471,018
                               ============     ==      ==    ============

                              DFA LTIP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                         FACE
                                                      AMOUNT(+/-)    VALUE+
                                                      ----------- ------------
                                                         (000)
                                                      -----------
U.S. TREASURY OBLIGATIONS -- (100.0%)
Treasury Inflation Protected Security
   0.750%, 02/15/45..................................   18,481    $ 18,262,086
   1.000%, 02/15/46..................................   52,105      54,263,994
   0.875%, 02/15/47..................................   54,815      54,297,452
   1.000%, 02/15/48..................................   54,410      54,469,717
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS......................              181,293,249
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)........................
  (Cost $186,633,093)^^..............................             $181,293,249
                                                                  ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------
                               LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                               ------- ------------ ------- ------------
U.S. Treasury Obligations.....   --    $181,293,249   --    $181,293,249
                                 --    ------------   --    ------------
TOTAL.........................   --    $181,293,249   --    $181,293,249
                                 ==    ============   ==    ============

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- -----------
COMMON STOCKS -- (93.4%)
COMMUNICATION SERVICES -- (8.5%)
    A.H. Belo Corp., Class A.............................   1,763 $     7,123
    Activision Blizzard, Inc.............................  13,104     619,033
*   Alaska Communications Systems Group, Inc.............   2,160       3,996
*   Alphabet, Inc., Class A..............................   5,763   6,488,504
*   Alphabet, Inc., Class C..............................   6,064   6,769,668
#   Altice USA, Inc., Class A............................  65,862   1,293,530
#   AMC Entertainment Holdings, Inc., Class A............  11,670     170,965
#*  AMC Networks, Inc., Class A..........................   7,323     460,910
#*  ANGI Homeservices, Inc., Class A.....................   3,777      64,209
    AT&T, Inc............................................ 422,515  12,700,801
    ATN International, Inc...............................   2,682     200,024
*   Ballantyne Strong, Inc...............................     900       1,260
*   Boingo Wireless, Inc.................................   8,791     212,039
    Cable One, Inc.......................................     722     638,493
#*  Care.com, Inc........................................   2,861      68,006
#*  Cars.com, Inc........................................  13,489     368,385
    CBS Corp., Class A...................................     234      11,644
    CBS Corp., Class B...................................  26,891   1,330,029
    CenturyLink, Inc.....................................  98,205   1,504,501
*   Charter Communications, Inc., Class A................  11,928   3,948,764
#*  Cincinnati Bell, Inc.................................   8,716      72,691
#   Cinemark Holdings, Inc...............................  19,458     796,221
*   Clear Channel Outdoor Holdings, Inc., Class A........   5,653      31,487
    Cogent Communications Holdings, Inc..................   5,741     278,151
    Comcast Corp., Class A............................... 301,091  11,010,898
#*  comScore, Inc........................................   8,429     165,967
#   Consolidated Communications Holdings, Inc............  14,555     155,447
*   DHI Group, Inc.......................................   3,750       7,350
#*  Discovery, Inc., Class A.............................  12,309     349,329
*   Discovery, Inc., Class C.............................  24,167     644,051
*   DISH Network Corp., Class A..........................  22,941     703,600
*   Electronic Arts, Inc.................................   3,523     324,962
    Emerald Expositions Events, Inc......................   8,308     117,974
#   Entercom Communications Corp., Class A...............  22,559     165,357
    Entravision Communications Corp., Class A............   9,735      38,356
#   EW Scripps Co. (The), Class A........................  12,370     232,309
*   Facebook, Inc., Class A..............................  66,198  11,034,545
#   Frontier Communications Corp.........................   3,122       6,244
    Gannett Co., Inc.....................................  18,477     204,910
#*  GCI Liberty, Inc., Class A...........................  11,506     585,655
#*  Global Eagle Entertainment, Inc......................   2,296       6,107
#*  Glu Mobile, Inc......................................  11,161     108,708
*   Gray Television, Inc.................................  17,643     294,815
*   Hemisphere Media Group, Inc..........................   1,613      21,388
*   IAC/InterActiveCorp..................................   2,484     524,820
*   IMAX Corp............................................   8,607     178,767
*   Intelsat SA..........................................  19,996     486,503
    Interpublic Group of Cos., Inc. (The)................  43,675     993,606
#*  Iridium Communications, Inc..........................  19,035     368,898
    John Wiley & Sons, Inc., Class A.....................   8,354     432,570
    John Wiley & Sons, Inc., Class B.....................     312      16,084
#*  Lee Enterprises, Inc.................................   1,100       3,003
*   Liberty Broadband Corp., Class A.....................   1,824     154,620
*   Liberty Broadband Corp., Class C.....................  11,072     941,341

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
COMMUNICATION SERVICES -- (Continued)
#*  Liberty Latin America, Ltd., Class A.................   9,637 $   168,021
*   Liberty Latin America, Ltd., Class C.................  22,949     401,149
*   Liberty Media Corp.-Liberty Braves, Class A..........     363       9,852
*   Liberty Media Corp.-Liberty Braves, Class C..........     833      22,458
#*  Liberty Media Corp.-Liberty Formula One, Class A.....   3,674     112,424
#*  Liberty Media Corp.-Liberty Formula One, Class C.....   8,601     269,813
*   Liberty Media Corp.-Liberty SiriusXM, Class A........   7,202     286,496
*   Liberty Media Corp.-Liberty SiriusXM, Class C........   9,933     396,923
*   Liberty TripAdvisor Holdings, Inc., Class A..........  10,656     177,529
#   Lions Gate Entertainment Corp., Class A..............  10,479     192,499
    Lions Gate Entertainment Corp., Class B..............  16,116     282,513
#*  Live Nation Entertainment, Inc.......................  15,118     808,964
*   Loral S.p.A.ce & Co.mmunications Inc.................   1,700      61,387
*   Madison Square Garden Co. (The), Class A.............   1,465     407,123
    Marchex, Inc., Class B...............................   3,498      13,992
    Marcus Corp. (The)...................................   3,336     148,686
#   Match Group, Inc.....................................   4,722     252,580
#*  McClatchy Co. (The), Class A.........................     656       3,838
*   Meet Group, Inc. (The)...............................  11,744      67,880
#   Meredith Corp........................................   6,490     352,212
*   MSG Networks, Inc., Class A..........................   8,803     197,187
    National CineMedia, Inc..............................  12,798      88,434
*   Netflix, Inc.........................................   3,984   1,352,568
    New Media Investment Group, Inc......................   9,677     132,285
#   New York Times Co. (The), Class A....................  10,741     276,151
    News Corp., Class A..................................  44,079     565,534
    News Corp., Class B..................................  16,316     210,966
#   Nexstar Media Group, Inc., Class A...................   9,114     760,746
#   Omnicom Group, Inc...................................  16,960   1,320,845
#*  ORBCOMM, Inc.........................................   6,642      54,066
*   pdvWireless, Inc.....................................   2,082      83,988
#*  QuinStreet, Inc......................................   2,573      48,990
*   Reading International, Inc., Class A.................   2,550      40,290
*   Rosetta Stone, Inc...................................   3,490      52,908
    Saga Communications, Inc., Class A...................     347      11,736
    Salem Media Group, Inc...............................   1,500       4,215
    Scholastic Corp......................................   5,612     233,964
    Shenandoah Telecommunications Co.....................  10,249     488,160
    Sinclair Broadcast Group, Inc., Class A..............  12,321     379,610
#   Sirius XM Holdings, Inc..............................  24,617     143,517
#*  Snap, Inc., Class A..................................  20,845     139,245
    Spok Holdings, Inc...................................   2,587      35,804
#*  Sprint Corp..........................................  65,319     407,591
*   Take-Two Interactive Software, Inc...................   1,685     177,852
*   TechTarget, Inc......................................   3,207      46,502
    TEGNA, Inc...........................................  38,418     451,027
    Telephone & Data Systems, Inc........................  18,275     661,920
*   T-Mobile US, Inc.....................................  19,434   1,352,995
    Townsquare Media, Inc., Class A......................   1,300       7,969
#*  Travelzoo............................................   2,000      24,600
    Tribune Media Co., Class A...........................   4,715     216,466
*   Tribune Publishing Co................................   5,864      70,192
#*  TripAdvisor, Inc.....................................  10,768     617,868
#*  TrueCar Inc..........................................  11,250     105,525
    Twenty-First Century Fox, Inc., Class A..............  61,940   3,054,261
    Twenty-First Century Fox, Inc., Class B..............  26,570   1,303,524
*   Twitter, Inc.........................................  16,996     570,386
*   United States Cellular Corp..........................   6,038     347,668
    Verizon Communications, Inc.......................... 218,715  12,042,448

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------ ------------
COMMUNICATION SERVICES -- (Continued)
    Viacom, Inc., Class A................................  1,446 $     49,583
    Viacom, Inc., Class B................................ 41,031    1,207,132
*   Vonage Holdings Corp................................. 34,112      310,760
    Walt Disney Co. (The)................................ 81,187    9,053,974
#   World Wrestling Entertainment, Inc., Class A.........  4,019      330,924
*   Yelp, Inc............................................  9,440      343,805
*   Zayo Group Holdings, Inc............................. 38,066    1,044,912
*   Zedge, Inc., Class B.................................  1,022        2,105
#*  Zillow Group, Inc., Class A..........................  3,866      134,575
#*  Zillow Group, Inc., Class C.......................... 10,817      379,569
*   Zynga, Inc., Class A................................. 85,388      382,538
                                                                 ------------
TOTAL COMMUNICATION SERVICES.............................         114,074,837
                                                                 ------------
CONSUMER DISCRETIONARY -- (12.1%)
*   1-800-Flowers.com, Inc., Class A.....................  5,186       82,717
    Aaron's, Inc......................................... 11,517      576,541
    Abercrombie & Fitch Co., Class A..................... 14,633      317,097
    Acushnet Holdings Corp...............................  9,745      224,038
#   Adient P.L.C.........................................  8,258      163,013
*   Adtalem Global Education, Inc........................  8,823      431,445
    Advance Auto Parts, Inc..............................  4,492      715,126
*   Amazon.com, Inc...................................... 12,349   21,224,597
*   American Axle & Manufacturing Holdings, Inc.......... 20,599      304,453
    American Eagle Outfitters, Inc....................... 32,280      681,754
*   American Public Education, Inc.......................  2,802       82,911
*   America's Car-Mart, Inc..............................  1,100       76,956
    Aptiv P.L.C.......................................... 29,612    2,343,198
    Aramark.............................................. 30,461    1,003,690
    Ark Restaurants Corp.................................    120        2,220
#*  Asbury Automotive Group, Inc.........................  4,481      316,583
#*  Ascena Retail Group, Inc............................. 38,662       94,722
#*  Ascent Capital Group, Inc., Class A..................  1,761          916
#*  At Home Group, Inc...................................  8,348      183,990
#   Autoliv, Inc......................................... 15,862    1,266,581
#*  AutoNation, Inc...................................... 16,258      629,997
*   AutoZone, Inc........................................    719      609,237
*   Barnes & Noble Education, Inc........................  6,289       35,973
#   Barnes & Noble, Inc.................................. 13,154       79,319
    Bassett Furniture Industries, Inc....................  1,200       22,884
    BBX Capital Corp..................................... 10,920       67,376
#*  Beazer Homes USA, Inc................................  4,142       51,899
#   Bed Bath & Beyond, Inc............................... 24,166      364,665
*   Belmond, Ltd., Class A............................... 15,060      375,295
    Best Buy Co., Inc.................................... 30,459    1,804,391
#   Big 5 Sporting Goods Corp............................  3,788       13,031
#   Big Lots, Inc........................................ 11,263      355,235
*   Biglari Holdings, Inc., Class A......................     22       14,300
*   Biglari Holdings, Inc., Class B......................    227       29,719
    Bloomin' Brands, Inc................................. 14,919      274,957
*   Booking Holdings, Inc................................  1,483    2,718,057
*   Boot Barn Holdings, Inc..............................  4,393      102,928
    BorgWarner, Inc...................................... 32,944    1,347,410
*   Bridgepoint Education, Inc...........................  6,286       51,105
*   Bright Horizons Family Solutions, Inc................  5,242      606,971
#   Brinker International, Inc...........................  5,814      235,583
    Brunswick Corp....................................... 11,366      571,937
    Buckle, Inc. (The)...................................  1,193       20,722
*   Build-A-Bear Workshop, Inc...........................  2,400       11,352
*   Burlington Stores, Inc...............................  4,185      718,606

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
CONSUMER DISCRETIONARY -- (Continued)
    Caleres, Inc.........................................  7,051 $  210,402
    Callaway Golf Co..................................... 15,410    251,029
    Capri Holdings, Ltd.................................. 21,090    895,903
*   Career Education Corp................................  8,848    114,228
#*  CarMax, Inc.......................................... 18,134  1,065,917
    Carnival Corp........................................ 17,628  1,015,020
    Carriage Services, Inc...............................  2,352     45,746
*   Carrols Restaurant Group, Inc........................  8,663     74,762
    Carter's, Inc........................................  7,617    631,449
#*  Carvana Co...........................................    843     31,317
    Cato Corp. (The), Class A............................  4,682     69,528
*   Cavco Industries, Inc................................  1,219    202,708
*   Century Communities, Inc.............................  4,391    103,013
#   Cheesecake Factory, Inc. (The).......................  9,697    435,201
#*  Chegg, Inc...........................................  6,293    221,639
#   Chico's FAS, Inc..................................... 20,302    117,752
#   Children's Place, Inc. (The).........................  3,940    381,234
#*  Chipotle Mexican Grill, Inc..........................  1,339    709,148
#   Choice Hotels International, Inc.....................  5,068    401,183
    Citi Trends, Inc.....................................  2,312     47,373
    Collectors Universe, Inc.............................  1,300     17,524
    Columbia Sportswear Co...............................  8,351    744,826
#*  Conn's, Inc..........................................  4,758     99,633
#*  Container Store Group, Inc. (The)....................  1,600     11,456
    Cooper Tire & Rubber Co..............................  9,405    331,056
*   Cooper-Standard Holdings, Inc........................  3,315    253,465
#   Cracker Barrel Old Country Store, Inc................  3,338    558,381
*   Crocs, Inc........................................... 12,640    363,021
    CSS Industries, Inc..................................    770      6,722
    Culp, Inc............................................  1,923     36,729
    Dana, Inc............................................ 29,250    515,385
    Darden Restaurants, Inc.............................. 10,736  1,126,528
#   Dave & Buster's Entertainment, Inc...................  8,018    412,526
*   Deckers Outdoor Corp.................................  4,900    629,405
*   Del Taco Restaurants, Inc............................  5,595     58,132
    Delphi Technologies P.L.C............................  9,247    165,614
*   Delta Apparel, Inc...................................    600     14,130
#*  Denny's Corp......................................... 10,005    176,988
*   Destination Maternity Corp...........................  1,363      4,062
#*  Destination XL Group, Inc............................  6,598     17,023
#   Dick's Sporting Goods, Inc........................... 13,638    481,558
#   Dillard's, Inc., Class A.............................  4,423    295,412
#   Dine Brands Global, Inc..............................  3,003    229,039
*   Dixie Group, Inc. (The)..............................  1,369      1,205
    Dollar General Corp.................................. 18,333  2,116,178
*   Dollar Tree, Inc..................................... 19,436  1,881,988
    Domino's Pizza, Inc..................................  1,200    340,476
#*  Dorman Products, Inc.................................  6,036    518,794
    DR Horton, Inc....................................... 32,689  1,256,892
#*  Drive Shack, Inc.....................................  7,528     31,693
    DSW, Inc., Class A................................... 13,719    373,843
#   Dunkin' Brands Group, Inc............................  9,034    617,835
*   eBay, Inc............................................ 39,581  1,331,901
*   El Pollo Loco Holdings, Inc..........................  4,262     70,280
    Escalade, Inc........................................  1,450     16,182
    Ethan Allen Interiors, Inc...........................  3,700     70,226
#*  Etsy, Inc............................................  4,318    235,979
    Expedia Group, Inc...................................  6,271    747,817
#*  Express, Inc......................................... 11,471     60,796

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U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
    Extended Stay America, Inc...........................  38,125 $  651,937
*   Fiesta Restaurant Group, Inc.........................   3,560     52,902
*   Five Below, Inc......................................   8,211  1,015,947
    Flexsteel Industries, Inc............................   1,721     42,973
#*  Floor & Decor Holdings, Inc., Class A................   2,244     76,947
    Foot Locker, Inc.....................................  18,614  1,040,336
    Ford Motor Co........................................ 212,799  1,872,631
#*  Fossil Group, Inc....................................   8,906    151,046
*   Fox Factory Holding Corp.............................   5,948    352,895
#*  Francesca's Holdings Corp............................   9,125      8,059
*   Fred's, Inc., Class A................................   4,237     11,779
*   frontdoor, Inc.......................................   6,655    197,787
*   FTD Cos., Inc........................................   3,598      9,247
#*  Gaia, Inc............................................   1,300     15,288
#   GameStop Corp., Class A..............................  16,305    184,899
#   Gap, Inc. (The)......................................  45,630  1,160,827
    Garmin, Ltd..........................................  11,159    771,980
#*  Garrett Motion, Inc..................................   2,277     36,364
    General Motors Co....................................  87,912  3,430,326
*   Genesco, Inc.........................................   3,712    167,708
    Gentex Corp..........................................  44,304    938,359
#*  Gentherm, Inc........................................   6,260    266,426
    Genuine Parts Co.....................................  13,963  1,393,787
#*  G-III Apparel Group, Ltd.............................   9,168    319,688
    Goodyear Tire & Rubber Co. (The).....................  41,841    886,611
    Graham Holdings Co., Class B.........................     758    504,070
*   Grand Canyon Education, Inc..........................   8,056    748,725
*   Green Brick Partners, Inc............................   5,861     49,584
    Group 1 Automotive, Inc..............................   3,615    220,623
#*  Groupon, Inc.........................................  71,300    268,801
#*  GrubHub, Inc.........................................   4,398    353,599
    Guess?, Inc..........................................   9,523    185,794
#   H&R Block, Inc.......................................  18,995    448,092
#*  Habit Restaurants, Inc. (The), Class A...............   2,378     24,303
    Hamilton Beach Brands Holding Co., Class A...........   1,000     26,140
#   Hanesbrands, Inc.....................................  47,727    715,428
#   Harley-Davidson, Inc.................................  30,472  1,123,198
#   Hasbro, Inc..........................................   5,859    530,591
#   Haverty Furniture Cos., Inc..........................   4,379     89,200
*   Helen of Troy, Ltd...................................   3,762    436,542
#*  Hibbett Sports, Inc..................................   3,281     53,612
*   Hilton Grand Vacations, Inc..........................  17,814    540,477
    Hilton Worldwide Holdings, Inc.......................  18,452  1,374,305
    Home Depot, Inc. (The)...............................  33,767  6,197,257
    Hooker Furniture Corp................................   1,478     42,522
#*  Horizon Global Corp..................................   3,114      6,539
*   Houghton Mifflin Harcourt Co.........................  17,601    184,282
    Hyatt Hotels Corp., Class A..........................   4,236    296,139
#*  Installed Building Products, Inc.....................   4,932    207,687
#*  iRobot Corp..........................................   4,992    448,232
*   J. Jill, Inc.........................................   4,381     26,067
    Jack in the Box, Inc.................................   3,292    266,487
#*  JC Penney Co., Inc...................................  51,435     67,894
    Johnson Outdoors, Inc., Class A......................   1,404     87,961
*   K12, Inc.............................................   7,870    247,984
    KB Home..............................................  11,801    252,659
*   Kirkland's, Inc......................................   2,193     22,412
    Kohl's Corp..........................................  19,953  1,370,572
#   L Brands, Inc........................................  14,098    392,488

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
*   Lakeland Industries, Inc.............................   1,000 $   11,180
#*  Lands' End, Inc......................................   2,024     36,230
*   Laureate Education, Inc., Class A....................  16,357    261,712
    La-Z-Boy, Inc........................................   7,281    215,663
#   LCI Industries.......................................   5,854    482,604
*   Leaf Group, Ltd......................................   2,563     19,684
    Lear Corp............................................   6,899  1,061,963
#   Leggett & Platt, Inc.................................  21,340    874,086
    Lennar Corp., Class A................................  15,452    732,734
    Lennar Corp., Class B................................   1,637     62,402
    Libbey, Inc..........................................   2,657     13,338
*   Liberty Expedia Holdings, Inc., Class A..............   8,519    349,194
    Liberty Tax, Inc.....................................   1,484     17,674
    Lifetime Brands, Inc.................................   1,597     15,539
#*  Lindblad Expeditions Holdings, Inc...................   7,580     93,158
*   Liquidity Services, Inc..............................   3,459     28,952
#   Lithia Motors, Inc., Class A.........................   4,543    404,100
*   LKQ Corp.............................................  42,207  1,106,668
    Lowe's Cos., Inc.....................................  22,755  2,188,121
*   Luby's, Inc..........................................   1,850      2,775
*   Lululemon Athletica, Inc.............................   6,464    955,444
#*  Lumber Liquidators Holdings, Inc.....................   1,700     20,434
*   M/I Homes, Inc.......................................   3,235     85,695
    Macy's, Inc..........................................  40,676  1,069,779
*   Malibu Boats, Inc., Class A..........................   5,220    211,671
    Marine Products Corp.................................   5,029     71,412
*   MarineMax, Inc.......................................   3,867     68,755
    Marriott International, Inc., Class A................   8,319    952,775
    Marriott Vacations Worldwide Corp....................   6,476    573,385
*   MasterCraft Boat Holdings, Inc.......................   3,129     68,306
#*  Mattel, Inc..........................................   8,765    103,778
    McDonald's Corp......................................  10,952  1,957,999
    MDC Holdings, Inc....................................  10,783    355,084
*   Meritage Homes Corp..................................   5,126    231,080
#*  Michaels Cos., Inc. (The)............................  20,814    288,482
*   Modine Manufacturing Co..............................   7,038    102,966
*   Mohawk Industries, Inc...............................   3,403    438,272
#   Monro, Inc...........................................   5,649    404,807
#*  Motorcar Parts of America, Inc.......................   2,723     54,460
    Movado Group, Inc....................................   2,400     76,680
*   Murphy USA, Inc......................................   8,555    629,220
    Nathan's Famous, Inc.................................     600     40,500
*   National Vision Holdings, Inc........................   6,940    220,414
*   Nautilus, Inc........................................   4,510     33,870
#*  New Home Co., Inc. (The).............................   1,900     13,148
    NIKE, Inc., Class B..................................  37,266  3,051,340
*   Noodles & Co.........................................   5,800     41,760
#   Nordstrom, Inc.......................................  19,228    892,371
*   Norwegian Cruise Line Holdings, Ltd..................  24,267  1,248,052
    Nutrisystem, Inc.....................................   3,889    168,821
*   NVR, Inc.............................................     233    619,780
    Office Depot, Inc.................................... 101,785    300,266
#*  Ollie's Bargain Outlet Holdings, Inc.................   5,592    437,127
*   O'Reilly Automotive, Inc.............................   4,709  1,623,004
#*  Overstock.com, Inc...................................   1,429     24,793
#   Oxford Industries, Inc...............................   2,746    210,289
#   Papa John's International, Inc.......................   2,782    117,651
#*  Party City Holdco, Inc...............................  16,849    186,013
#   Penske Automotive Group, Inc.........................  14,700    689,136

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U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
CONSUMER DISCRETIONARY -- (Continued)
#   PetMed Express, Inc..................................  3,666 $   86,811
    Pier 1 Imports, Inc..................................  9,720      7,929
*   Planet Fitness, Inc., Class A........................  8,283    479,751
*   Playa Hotels & Resorts NV............................ 17,215    135,654
#   Polaris Industries, Inc..............................  6,865    575,836
#   Pool Corp............................................  4,278    641,315
*   Potbelly Corp........................................  2,522     21,866
    PulteGroup, Inc...................................... 37,252  1,035,978
    PVH Corp.............................................  5,724    624,546
#*  Quotient Technology Inc..............................  8,068     80,680
*   Qurate Retail, Inc................................... 44,584    969,702
    Ralph Lauren Corp....................................  3,195    371,067
*   Red Lion Hotels Corp.................................  3,317     30,682
*   Red Robin Gourmet Burgers, Inc.......................  1,987     63,544
*   Regis Corp...........................................  6,020    112,273
*   Rent-A-Center, Inc...................................  5,617     98,297
*   RH...................................................  3,400    461,958
    Rocky Brands, Inc....................................    402     10,778
    Ross Stores, Inc..................................... 11,147  1,026,862
    Royal Caribbean Cruises, Ltd......................... 12,638  1,517,192
#   RTW RetailWinds, Inc.................................  9,740     30,194
#*  Sally Beauty Holdings, Inc........................... 13,103    225,634
#*  SeaWorld Entertainment, Inc.......................... 14,518    378,194
#*  Sequential Brands Group, Inc.........................  4,898      5,339
    Service Corp. International.......................... 28,413  1,219,486
*   ServiceMaster Global Holdings, Inc................... 13,311    518,996
#*  Shake Shack, Inc., Class A...........................  2,708    129,334
*   Shiloh Industries, Inc...............................  1,671     10,009
#   Shoe Carnival, Inc...................................  2,230     82,242
#*  Shutterfly, Inc......................................  5,322    244,599
    Shutterstock, Inc....................................  5,086    203,491
    Signet Jewelers, Ltd................................. 10,017    244,014
    Six Flags Entertainment Corp.........................  5,071    312,323
#*  Skechers U.S.A., Inc., Class A....................... 18,038    490,092
#   Skyline Champion Corp................................  9,462    170,884
#*  Sleep Number Corp....................................  5,337    192,132
#   Sonic Automotive, Inc., Class A......................  4,084     62,485
*   Sotheby's............................................  7,019    283,497
    Speedway Motorsports, Inc............................  4,514     72,856
#*  Sportsman's Warehouse Holdings, Inc..................  2,963     15,230
#*  Stamps.com, Inc......................................  2,929    545,028
    Standard Motor Products, Inc.........................  3,872    190,348
    Starbucks Corp....................................... 36,754  2,504,418
    Steven Madden, Ltd................................... 10,477    342,074
*   Stoneridge, Inc......................................  5,645    147,391
    Strategic Education, Inc.............................  4,083    446,680
    Strattec Security Corp...............................    400     13,800
    Superior Group of Cos, Inc...........................  1,686     29,960
    Superior Industries International, Inc...............  2,981     15,352
    Tailored Brands, Inc.................................  6,122     77,321
    Tapestry, Inc........................................ 24,552    950,408
    Target Corp.......................................... 34,285  2,502,805
*   Taylor Morrison Home Corp., Class A.................. 14,105    266,584
#*  Tempur Sealy International, Inc......................  8,379    444,255
    Tenneco, Inc., Class A...............................  9,882    342,708
#*  Tesla, Inc...........................................    463    142,150
    Texas Roadhouse, Inc................................. 10,467    636,812
#   Thor Industries, Inc.................................  8,325    542,124
#   Tiffany & Co.........................................  9,147    811,613

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------ ------------
CONSUMER DISCRETIONARY -- (Continued)
    Tile Shop Holdings, Inc..............................  6,244 $     47,392
    Tilly's, Inc., Class A...............................  1,998       24,196
    TJX Cos., Inc. (The)................................. 36,578    1,819,024
    Toll Brothers, Inc................................... 11,473      423,813
*   TopBuild Corp........................................  5,984      316,015
    Tower International, Inc.............................  3,480      101,233
*   Town Sports International Holdings, Inc..............  2,998       18,078
    Tractor Supply Co....................................  7,984      681,834
#*  TRI Pointe Group, Inc................................ 20,623      277,379
*   Tuesday Morning Corp.................................  4,854        9,611
    Tupperware Brands Corp...............................  5,794      158,002
*   Ulta Salon Cosmetics & Fragrance, Inc................  4,237    1,236,865
#*  Under Armour, Inc., Class A..........................  5,638      116,932
#*  Under Armour, Inc., Class C..........................  8,856      167,733
*   Unifi, Inc...........................................  2,302       49,240
*   Universal Electronics, Inc...........................  1,382       38,931
*   Universal Technical Institute, Inc...................  1,356        4,638
#*  Urban Outfitters, Inc................................ 17,675      570,902
#*  US Auto Parts Network, Inc...........................  4,356        4,574
    Vail Resorts, Inc....................................  1,892      356,188
#*  Veoneer, Inc......................................... 13,133      391,495
*   Vera Bradley, Inc....................................  7,851       70,266
    VF Corp.............................................. 10,853      913,497
#*  Visteon Corp.........................................  4,374      336,317
#*  Vitamin Shoppe, Inc..................................  2,704       12,492
*   VOXX International Corp..............................  2,097       10,925
#*  Wayfair, Inc., Class A...............................  1,883      206,113
#*  Weight Watchers International, Inc...................  6,624      211,968
#   Wendy's Co. (The).................................... 34,658      600,277
    Weyco Group, Inc.....................................  1,047       28,133
#   Whirlpool Corp.......................................  7,809    1,038,675
*   William Lyon Homes, Class A..........................  5,183       68,727
#   Williams-Sonoma, Inc................................. 15,174      825,921
#   Wingstop, Inc........................................  3,534      232,007
    Winmark Corp.........................................    400       61,660
#   Winnebago Industries, Inc............................  5,225      149,435
    Wolverine World Wide, Inc............................  9,969      342,036
    Wyndham Destinations, Inc............................ 11,184      471,294
    Wyndham Hotels & Resorts, Inc........................ 15,316      751,862
    Yum! Brands, Inc.....................................  4,438      417,083
*   ZAGG, Inc............................................  4,743       53,216
*   Zumiez, Inc..........................................  4,107      104,359
                                                                 ------------
TOTAL CONSUMER DISCRETIONARY.............................         161,850,281
                                                                 ------------
CONSUMER STAPLES -- (4.5%)
#   Alico, Inc...........................................    938       27,765
    Andersons, Inc. (The)................................  4,253      149,068
    Archer-Daniels-Midland Co............................ 25,861    1,161,159
*   Avon Products, Inc................................... 52,712      123,346
#   B&G Foods, Inc....................................... 11,996      319,813
    Bunge, Ltd........................................... 17,980      990,159
#   Calavo Growers, Inc..................................  3,840      312,422
#   Cal-Maine Foods, Inc.................................  5,012      211,406
#   Campbell Soup Co..................................... 23,150      820,204
    Casey's General Stores, Inc..........................  6,472      832,817
#*  Central Garden & Pet Co..............................  1,889       74,068
*   Central Garden & Pet Co., Class A....................  7,956      283,393
#*  Chefs' Warehouse, Inc. (The).........................  5,111      164,165
    Clorox Co. (The).....................................  8,159    1,210,632

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER STAPLES -- (Continued)
    Coca-Cola Bottling Co. Consolidated..................   1,445 $  311,831
    Coca-Cola Co. (The).................................. 109,227  5,257,096
    Colgate-Palmolive Co.................................   9,798    633,735
    Conagra Brands, Inc..................................  31,955    691,506
    Costco Wholesale Corp................................  13,615  2,922,187
#   Coty, Inc., Class A..................................  43,666    338,848
*   Darling Ingredients, Inc.............................  29,326    623,764
    Dean Foods Co........................................  15,230     63,509
*   Edgewell Personal Care Co............................   8,356    329,644
#   Energizer Holdings, Inc..............................   8,759    415,177
*   Farmer Brothers Co...................................   2,029     49,913
#   Flowers Foods, Inc...................................  31,925    627,645
    Fresh Del Monte Produce, Inc.........................   8,311    265,786
    General Mills, Inc...................................  36,158  1,606,862
#*  Hain Celestial Group, Inc. (The).....................  10,183    186,654
#*  Herbalife Nutrition, Ltd.............................   6,995    417,601
#   Hormel Foods Corp....................................  26,293  1,112,720
#*  Hostess Brands, Inc..................................  19,002    218,333
    Ingles Markets, Inc., Class A........................   3,705    105,741
    Ingredion, Inc.......................................  11,380  1,126,620
    Inter Parfums, Inc...................................   4,275    284,117
    J&J Snack Foods Corp.................................   1,979    305,459
    JM Smucker Co. (The).................................   8,824    925,461
    John B. Sanfilippo & Son, Inc........................   1,772    120,939
    Kellogg Co...........................................  28,094  1,657,827
#   Keurig Dr Pepper, Inc................................   8,579    233,520
    Kimberly-Clark Corp..................................   6,194    689,888
    Kraft Heinz Co. (The)................................  14,430    693,506
    Kroger Co. (The)..................................... 108,299  3,068,111
    Lamb Weston Holdings, Inc............................   4,265    308,360
    Lancaster Colony Corp................................   2,742    436,170
*   Landec Corp..........................................   3,686     46,775
*   Lifevantage Corp.....................................   1,400     20,790
*   Lifeway Foods, Inc...................................   2,341      6,578
    Limoneira Co.........................................   2,048     45,117
    Mannatech, Inc.......................................      40        761
    McCormick & Co., Inc.................................      90     11,142
#   McCormick & Co., Inc. Non-Voting.....................   9,264  1,145,401
    Medifast, Inc........................................   2,109    268,349
*   Monster Beverage Corp................................   7,270    416,135
#   National Beverage Corp...............................   3,598    301,656
*   Natural Alternatives International, Inc..............     920     10,267
#*  Natural Grocers by Vitamin Cottage, Inc..............   3,961     54,107
#   Natural Health Trends Corp...........................   1,566     25,667
*   Nature's Sunshine Products, Inc......................   1,300     10,400
    Nu Skin Enterprises, Inc., Class A...................   9,660    634,179
    Oil-Dri Corp. of America.............................     877     23,276
#*  Orchids Paper Products Co............................   1,452      1,525
    PepsiCo, Inc.........................................  37,797  4,258,588
*   Performance Food Group Co............................  19,175    655,018
*   Pilgrim's Pride Corp.................................  21,104    427,567
#*  Post Holdings, Inc...................................  12,028  1,116,439
    PriceSmart, Inc......................................   4,237    259,516
*   Primo Water Corp.....................................   5,105     66,518
#*  Revlon, Inc., Class A................................   3,472     90,966
#*  Rite Aid Corp........................................  83,545     67,112
    Rocky Mountain Chocolate Factory, Inc................     400      3,440
#   Sanderson Farms, Inc.................................   4,267    525,268
    Seaboard Corp........................................      70    270,492

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
                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER STAPLES -- (Continued)
*   Seneca Foods Corp., Class A..........................   1,000 $    28,600
*   Simply Good Foods Co. (The)..........................   9,539     188,777
#*  Smart & Final Stores, Inc............................   8,113      48,921
    SpartanNash Co.......................................   6,615     137,261
    Spectrum Brands Holdings, Inc........................   8,548     477,662
*   Sprouts Farmers Market, Inc..........................  21,236     509,239
    Sysco Corp...........................................  13,879     886,174
#   Tootsie Roll Industries, Inc.........................   2,657      92,065
#*  TreeHouse Foods, Inc.................................   9,810     572,512
    Tyson Foods, Inc., Class A...........................  23,537   1,457,411
#*  United Natural Foods, Inc............................   8,568     112,241
*   US Foods Holding Corp................................  33,524   1,130,429
*   USANA Health Sciences, Inc...........................   4,596     538,192
#   Village Super Market, Inc., Class A..................   1,203      32,349
    Walgreens Boots Alliance, Inc........................  43,977   3,177,778
    Walmart, Inc.........................................  71,755   6,876,282
#   WD-40 Co.............................................   1,970     358,047
#   Weis Markets, Inc....................................   4,404     213,682
                                                                  -----------
TOTAL CONSUMER STAPLES...................................          60,309,618
                                                                  -----------
ENERGY -- (6.4%)
*   Abraxas Petroleum Corp...............................  36,839      43,838
    Adams Resources & Energy, Inc........................     617      24,452
    Anadarko Petroleum Corp..............................  29,884   1,414,410
#*  Antero Resources Corp................................  35,349     355,611
#   Apache Corp..........................................  48,889   1,604,537
*   Apergy Corp..........................................   9,950     334,519
#*  Approach Resources, Inc..............................   4,800       4,624
#   Arch Coal, Inc., Class A.............................   4,745     418,177
    Archrock, Inc........................................  23,037     217,469
*   Ardmore Shipping Corp................................   4,312      24,449
    Baker Hughes a GE Co.................................  20,472     482,525
*   Basic Energy Services, Inc...........................   3,571      16,962
*   Bonanza Creek Energy, Inc............................   3,181      73,322
#*  Bristow Group, Inc...................................   6,399      21,053
#*  C&J Energy Services, Inc.............................  11,128     178,827
    Cabot Oil & Gas Corp.................................  21,361     532,957
*   Cactus, Inc., Class A................................   4,025     132,101
#*  California Resources Corp............................   7,048     142,017
#*  Callon Petroleum Co..................................  40,340     328,368
*   CARBO Ceramics, Inc..................................   2,747      11,070
*   Carrizo Oil & Gas, Inc...............................  17,528     215,244
#*  Centennial Resource Development, Inc., Class A.......  32,332     425,812
*   Cheniere Energy, Inc.................................   7,449     489,027
#*  Chesapeake Energy Corp............................... 100,349     285,995
    Chevron Corp.........................................  85,199   9,768,065
    Cimarex Energy Co....................................  16,882   1,271,890
*   Clean Energy Fuels Corp..............................  31,215      59,309
#*  Cloud Peak Energy, Inc...............................  15,919       5,939
*   CNX Resources Corp...................................  39,477     479,251
#*  Comstock Resources, Inc..............................   3,500      21,035
*   Concho Resources, Inc................................  13,877   1,663,020
    ConocoPhillips.......................................  73,404   4,968,717
*   CONSOL Energy, Inc...................................   2,368      84,135
#*  Contango Oil & Gas Co................................   3,481      13,158
*   Continental Resources, Inc...........................  16,357     755,203
#   Core Laboratories NV.................................   4,794     323,403
    CVR Energy, Inc......................................  15,757     632,644
*   Dawson Geophysical Co................................   3,320      12,981

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
                                                          SHARES    VALUE+
                                                          ------- -----------
ENERGY -- (Continued)
    Delek US Holdings, Inc...............................  14,557 $   473,248
#*  Denbury Resources, Inc...............................  78,980     160,329
    Devon Energy Corp....................................  28,585     761,790
    DHT Holdings, Inc....................................  22,418      90,793
#*  Diamond Offshore Drilling, Inc.......................  23,041     251,838
    Diamondback Energy, Inc..............................  11,399   1,175,465
*   Dorian LPG, Ltd......................................   8,362      45,824
#*  Dril-Quip, Inc.......................................   5,867     219,660
*   Earthstone Energy, Inc., Class A.....................   2,192      13,218
#*  Eclipse Resources Corp...............................  34,062      39,171
#   EnLink Midstream LLC.................................  29,993     326,324
#   Ensco P.L.C., Class A................................  71,386     314,098
    EOG Resources, Inc...................................  36,817   3,652,246
#*  EP Energy Corp., Class A.............................  11,960       8,245
#   EQT Corp.............................................   7,446     144,974
*   Equitrans Midstream Corp.............................   5,956     124,004
*   Era Group, Inc.......................................   2,969      27,968
    Evolution Petroleum Corp.............................   7,931      59,245
*   Exterran Corp........................................   5,185      90,012
#*  Extraction Oil & Gas, Inc............................  28,594     112,660
    Exxon Mobil Corp..................................... 174,168  12,763,031
*   Forum Energy Technologies, Inc.......................  17,036      83,647
*   Frank's International NV.............................  40,538     230,661
    GasLog, Ltd..........................................   9,093     163,037
*   Geospace Technologies Corp...........................     900      13,527
#   Green Plains, Inc....................................   6,606      93,871
*   Gulf Island Fabrication, Inc.........................   2,558      24,275
#*  Gulfport Energy Corp.................................  32,490     272,591
#*  Halcon Resources Corp................................  22,367      36,682
    Hallador Energy Co...................................   3,488      19,760
    Halliburton Co.......................................  21,234     665,898
*   Helix Energy Solutions Group, Inc....................  26,378     180,162
    Helmerich & Payne, Inc...............................  12,909     722,775
    Hess Corp............................................  15,463     835,002
*   HighPoint Resources Corp.............................  31,175      87,290
    HollyFrontier Corp...................................  19,161   1,079,531
*   Independence Contract Drilling, Inc..................   5,696      19,480
*   International Seaways, Inc...........................   5,977     108,303
#*  ION Geophysical Corp.................................   1,761      15,796
#*  Jagged Peak Energy, Inc..............................   3,406      35,865
*   Keane Group, Inc.....................................  17,763     179,051
#*  Key Energy Services, Inc.............................   1,518       2,535
    Kinder Morgan, Inc...................................  43,057     779,332
*   KLX Energy Services Holdings, Inc....................   1,789      46,621
#*  Kosmos Energy, Ltd...................................  46,744     239,797
*   Laredo Petroleum, Inc................................  39,250     149,150
*   Lonestar Resources US, Inc., Class A.................   3,122      15,610
#   Mammoth Energy Services, Inc.........................   3,195      70,705
    Marathon Oil Corp....................................  91,898   1,451,069
    Marathon Petroleum Corp..............................  44,057   2,919,217
#*  Matador Resources Co.................................  19,784     385,788
*   Matrix Service Co....................................   3,686      79,065
*   McDermott International, Inc.........................  29,465     259,881
*   Midstates Petroleum Co., Inc.........................     890       8,615
*   Mitcham Industries, Inc..............................     900       3,582
#   Murphy Oil Corp......................................  28,727     785,683
#   Nabors Industries, Ltd...............................  64,804     191,820
    NACCO Industries, Inc., Class A......................     500      17,040
    National Oilwell Varco, Inc..........................  20,240     596,675

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U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
ENERGY -- (Continued)
*   Natural Gas Services Group, Inc......................  1,608 $   26,548
#*  NCS Multistage Holdings, Inc.........................  1,235      6,990
*   Newfield Exploration Co.............................. 38,844    710,068
*   Newpark Resources, Inc............................... 15,130    125,730
#*  Noble Corp. P.L.C.................................... 39,705    131,027
    Noble Energy, Inc.................................... 40,231    898,761
#   Nordic American Tankers, Ltd.........................    168        344
#*  Northern Oil and Gas, Inc............................ 44,647    112,957
*   Oasis Petroleum, Inc................................. 51,967    312,841
    Occidental Petroleum Corp............................ 47,945  3,201,767
*   Oceaneering International, Inc....................... 17,327    271,861
*   Oil States International, Inc........................ 10,349    178,210
    ONEOK, Inc........................................... 26,101  1,675,945
*   Overseas Shipholding Group, Inc., Class A............  7,143     12,929
*   Pacific Ethanol, Inc.................................  4,800      6,144
    Panhandle Oil and Gas, Inc., Class A.................  1,762     28,192
*   Par Pacific Holdings, Inc............................  5,512     89,625
*   Parsley Energy, Inc., Class A........................ 26,290    488,468
    Patterson-UTI Energy, Inc............................ 29,930    363,051
    PBF Energy, Inc., Class A............................ 22,672    830,249
*   PDC Energy, Inc...................................... 10,773    350,877
    Peabody Energy Corp.................................. 21,940    783,258
*   Penn Virginia Corp...................................  2,482    130,206
*   PHI, Inc. Non-Voting.................................  1,325      4,346
    Phillips 66..........................................  6,940    662,145
*   Pioneer Energy Services Corp.........................  7,534     11,150
    Pioneer Natural Resources Co......................... 10,962  1,560,112
#*  ProPetro Holding Corp................................ 13,968    228,237
#*  QEP Resources, Inc................................... 41,564    343,734
#   Range Resources Corp................................. 41,289    455,418
#*  Renewable Energy Group, Inc..........................  4,824    139,414
*   REX American Resources Corp..........................    885     64,543
*   RigNet, Inc..........................................  1,558     20,815
#*  Ring Energy, Inc.....................................  8,136     47,840
#*  Rowan Cos. P.L.C., Class A........................... 22,377    272,776
#   RPC, Inc............................................. 16,651    179,664
*   SandRidge Energy, Inc................................  2,796     23,179
    Schlumberger, Ltd.................................... 25,394  1,122,669
#   Scorpio Tankers, Inc.................................  4,667     87,413
*   SEACOR Holdings, Inc.................................  3,070    127,067
#*  SEACOR Marine Holdings, Inc..........................  2,298     30,449
#*  Select Energy Services, Inc., Class A................ 11,822    100,487
#   SemGroup Corp., Class A.............................. 13,019    208,564
#   Ship Finance International, Ltd...................... 21,220    258,035
*   SilverBow Resources, Inc.............................    693     16,847
    SM Energy Co......................................... 18,530    363,559
#   Solaris Oilfield Infrastructure, Inc., Class A.......  2,781     41,826
#*  Southwestern Energy Co............................... 96,217    420,468
*   SRC Energy, Inc...................................... 39,850    196,062
#*  Superior Energy Services, Inc........................ 27,368    107,009
*   Talos Energy, Inc....................................  8,188    156,391
#   Targa Resources Corp................................. 20,428    878,608
    TechnipFMC P.L.C..................................... 29,192    670,248
#   Teekay Corp..........................................  5,911     20,748
#   Teekay Tankers, Ltd., Class A........................  4,200      4,200
*   TETRA Technologies, Inc.............................. 16,092     34,276
#*  Tidewater, Inc.......................................  2,354     50,658
#*  Transocean, Ltd...................................... 49,817    426,932
#*  Ultra Petroleum Corp................................. 12,075      8,694

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U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
ENERGY -- (Continued)
#*  Unit Corp............................................   9,588 $   153,024
#   US Silica Holdings, Inc..............................  13,336     179,769
    Valero Energy Corp...................................  18,213   1,599,466
#*  W&T Offshore, Inc....................................  21,180     106,747
*   Whiting Petroleum Corp...............................  15,039     430,567
*   WildHorse Resource Development Corp..................   9,810     166,476
    Williams Cos., Inc. (The)............................  17,494     471,113
    World Fuel Services Corp.............................  11,456     285,140
*   WPX Energy, Inc......................................  45,569     558,676
                                                                  -----------
TOTAL ENERGY.............................................          85,591,257
                                                                  -----------
FINANCIALS -- (17.4%)
#   1st Constitution Bancorp.............................     749      14,546
    1st Source Corp......................................   4,346     197,308
    Access National Corp.................................   1,915      45,213
    ACNB Corp............................................     303      11,029
    Affiliated Managers Group, Inc.......................   3,228     338,779
    Aflac, Inc...........................................  35,252   1,681,520
    Alleghany Corp.......................................   1,068     674,506
*   Allegiance Bancshares, Inc...........................   1,516      54,455
    Allstate Corp. (The).................................  16,441   1,444,671
    Ally Financial, Inc..................................  37,159     968,364
    A-Mark Precious Metals, Inc..........................   1,195      15,499
*   Ambac Financial Group, Inc...........................   5,554     105,082
    American Equity Investment Life Holding Co...........  15,947     499,460
    American Express Co..................................  29,565   3,036,325
    American Financial Group, Inc........................   7,912     754,726
    American International Group, Inc....................  29,359   1,269,190
    American National Bankshares, Inc....................   1,300      42,484
    American National Insurance Co.......................   3,670     510,827
    Ameriprise Financial, Inc............................  16,274   2,060,288
    Ameris Bancorp.......................................   8,118     308,078
    AMERISAFE, Inc.......................................   2,385     141,693
    AmeriServ Financial, Inc.............................     300       1,239
    Ames National Corp...................................     500      12,570
    Aon P.L.C............................................   7,541   1,178,130
*   Arch Capital Group, Ltd..............................  27,754     814,580
#   Ares Management Corp., Class A.......................   7,974     166,338
    Argo Group International Holdings, Ltd...............   5,821     388,494
    Arrow Financial Corp.................................   2,230      71,026
    Arthur J Gallagher & Co..............................  12,172     909,370
    Artisan Partners Asset Management, Inc., Class A.....   8,943     208,551
    Aspen Insurance Holdings, Ltd........................  10,493     437,873
    Associated Banc-Corp.................................  28,880     625,252
    Assurant, Inc........................................   7,027     677,333
    Assured Guaranty, Ltd................................  13,049     529,267
    Asta Funding, Inc....................................     271       1,154
*   Athene Holding, Ltd., Class A........................  19,238     825,310
*   Atlantic Capital Bancshares, Inc.....................   4,182      75,611
*   Atlanticus Holdings Corp.............................     886       3,331
*   Atlas Financial Holdings, Inc........................   1,166      10,366
    Axis Capital Holdings, Ltd...........................   7,587     406,284
#*  Axos Financial, Inc..................................  10,749     326,340
#   Banc of California, Inc..............................   9,859     143,744
    BancFirst Corp.......................................   4,666     250,471
*   Bancorp, Inc. (The)..................................  11,054      93,738
    BancorpSouth Bank....................................  18,039     526,378
    Bank of America Corp................................. 304,088   8,657,385
    Bank of Commerce Holdings............................     300       3,207

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CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
FINANCIALS -- (Continued)
#   Bank of Hawaii Corp..................................  5,432 $   420,057
    Bank of Marin Bancorp................................  2,280      95,623
    Bank of New York Mellon Corp. (The).................. 33,003   1,726,717
    Bank of NT Butterfield & Son, Ltd. (The).............  9,367     328,313
#   Bank OZK............................................. 14,264     432,770
    BankFinancial Corp...................................  2,924      43,860
    BankUnited, Inc...................................... 19,552     661,053
#   Bankwell Financial Group, Inc........................    700      20,230
    Banner Corp..........................................  6,395     348,783
    Bar Harbor Bankshares................................  1,390      33,263
*   Baycom Corp..........................................    742      16,027
    BB&T Corp............................................ 22,091   1,078,041
    BCB Bancorp, Inc.....................................  1,443      16,941
    Beneficial Bancorp, Inc.............................. 12,220     190,510
*   Berkshire Hathaway, Inc., Class B.................... 62,963  12,941,415
    Berkshire Hills Bancorp, Inc.........................  7,420     202,195
    BGC Partners, Inc., Class A.......................... 24,934     154,341
    BlackRock, Inc.......................................  3,197   1,327,011
*   Blucora, Inc.........................................  5,883     173,607
    Blue Hills Bancorp, Inc..............................  4,422     104,536
    BOK Financial Corp...................................  6,081     505,392
    Boston Private Financial Holdings, Inc............... 13,196     153,074
    Bridge Bancorp, Inc..................................  3,707     114,139
*   Brighthouse Financial, Inc........................... 14,605     545,351
    BrightSphere Investment Group P.L.C.................. 19,386     239,805
    Brookline Bancorp, Inc............................... 14,704     218,648
    Brown & Brown, Inc................................... 33,737     916,297
    Bryn Mawr Bank Corp..................................  3,259     120,550
*   BSB Bancorp, Inc.....................................  1,168      37,680
    C&F Financial Corp...................................    500      24,990
    Cadence BanCorp...................................... 21,245     398,344
    Cambridge Bancorp....................................    338      25,722
    Camden National Corp.................................  3,149     127,597
*   Cannae Holdings, Inc................................. 13,199     255,269
    Capital City Bank Group, Inc.........................  2,300      55,200
    Capital One Financial Corp........................... 22,463   1,810,293
    Capitol Federal Financial, Inc....................... 27,129     349,150
    Capstar Financial Holdings, Inc......................  1,712      27,306
    Carolina Financial Corp..............................  3,703     128,198
#   Cathay General Bancorp............................... 14,539     539,688
    Cboe Global Markets, Inc.............................  5,235     488,268
    CenterState Banks Corp............................... 17,123     424,650
    Central Pacific Financial Corp.......................  4,075     116,667
    Central Valley Community Bancorp.....................  1,231      24,337
    Century Bancorp, Inc., Class A.......................    165      12,809
    Charles Schwab Corp. (The)........................... 44,305   2,072,145
    Chemical Financial Corp.............................. 12,310     547,303
    Chemung Financial Corp...............................    400      16,768
    Chubb, Ltd........................................... 15,255   2,029,678
#   Cincinnati Financial Corp............................ 11,792     956,567
    CIT Group, Inc....................................... 11,625     536,959
    Citigroup, Inc....................................... 74,120   4,777,775
    Citizens & Northern Corp.............................  1,891      47,407
    Citizens Financial Group, Inc........................ 27,026     916,722
    Citizens Holding Co..................................    160       3,514
#*  Citizens, Inc........................................  3,580      25,382
#   City Holding Co......................................  2,229     159,775
    Civista Bancshares, Inc..............................  1,487      27,852
    CME Group, Inc.......................................  7,738   1,410,483

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U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
FINANCIALS -- (Continued)
    CNB Financial Corp...................................  2,238 $   56,554
    CNO Financial Group, Inc............................. 13,279    237,429
    Codorus Valley Bancorp, Inc..........................    603     13,326
#   Cohen & Steers, Inc..................................  8,771    330,053
    Columbia Banking System, Inc......................... 14,182    521,188
    Comerica, Inc........................................ 13,841  1,089,840
#   Commerce Bancshares, Inc............................. 14,232    851,074
    Community Bank System, Inc...........................  8,335    499,683
*   Community Bankers Trust Corp.........................    100        746
#   Community Financial Corp. (The)......................    300      8,865
    Community Trust Bancorp, Inc.........................  2,916    118,419
    ConnectOne Bancorp, Inc..............................  5,084    101,680
#*  Consumer Portfolio Services, Inc.....................  4,008     15,391
#*  Cowen, Inc...........................................  4,505     72,846
    Crawford & Co., Class A..............................  2,549     24,394
    Crawford & Co., Class B..............................  3,450     33,293
#*  Credit Acceptance Corp...............................  2,711  1,079,032
#   Cullen/Frost Bankers, Inc............................  5,161    502,062
*   Customers Bancorp, Inc...............................  5,789    113,870
    CVB Financial Corp................................... 18,936    414,888
    Diamond Hill Investment Group, Inc...................    832    128,960
    Dime Community Bancshares, Inc.......................  7,365    145,238
    Discover Financial Services.......................... 38,993  2,631,638
    DNB Financial Corp...................................    400     14,712
    Donegal Group, Inc., Class A.........................  3,167     41,709
#*  Donnelley Financial Solutions, Inc...................  7,932    116,124
    E*TRADE Financial Corp............................... 19,854    926,388
*   Eagle Bancorp, Inc...................................  6,217    341,189
    East West Bancorp, Inc............................... 19,884  1,000,563
#   Eaton Vance Corp..................................... 14,759    568,517
*   eHealth, Inc.........................................  2,510    153,512
#*  Elevate Credit, Inc..................................  3,112     13,848
    EMC Insurance Group, Inc.............................  2,748     90,354
    Employers Holdings, Inc..............................  6,620    280,489
#*  Encore Capital Group, Inc............................  4,540    134,112
*   Enova International, Inc.............................  5,913    136,295
*   Enstar Group, Ltd....................................  3,018    537,204
    Enterprise Bancorp, Inc..............................    859     27,789
    Enterprise Financial Services Corp...................  3,833    169,150
*   Equity Bancshares, Inc., Class A.....................  2,425     76,994
#   Erie Indemnity Co., Class A..........................  4,127    604,110
    ESSA Bancorp, Inc....................................  1,600     24,096
*   Essent Group, Ltd.................................... 17,040    677,340
    Evercore, Inc., Class A..............................  7,289    652,001
    Everest Re Group, Ltd................................  2,337    511,920
#*  EZCORP, Inc., Class A................................  8,301     77,365
#   FactSet Research Systems, Inc........................  4,322    944,919
#   Farmers & Merchants Bancorp, Inc.....................    266      8,387
    Farmers National Banc Corp...........................  4,026     52,217
    FB Financial Corp....................................  5,174    171,156
    FBL Financial Group, Inc., Class A...................  4,367    306,651
    Federal Agricultural Mortgage Corp., Class C.........  1,582    111,926
#   Federated Investors, Inc., Class B................... 22,558    589,441
    FedNat Holding Co....................................  1,756     31,801
    Fidelity National Financial, Inc..................... 17,441    630,667
    Fidelity Southern Corp...............................  5,519    168,109
    Fifth Third Bancorp.................................. 59,910  1,606,786
    Financial Institutions, Inc..........................  2,921     78,341
    First American Financial Corp........................ 15,477    775,088

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U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
FINANCIALS -- (Continued)
    First Bancorp........................................  4,770 $  175,393
    First BanCorp........................................ 43,734    465,767
    First Bancorp, Inc...................................  1,481     38,313
    First Bancshares, Inc. (The).........................  1,821     59,019
    First Bank...........................................    916     10,296
    First Busey Corp.....................................  9,880    244,629
    First Business Financial Services, Inc...............    989     20,413
    First Choice Bancorp.................................    624     13,485
    First Citizens BancShares, Inc., Class A.............    938    382,263
    First Commonwealth Financial Corp.................... 16,640    226,304
    First Community Bancshares, Inc......................  3,990    136,857
    First Defiance Financial Corp........................  3,646    102,744
    First Financial Bancorp.............................. 16,417    432,260
#   First Financial Bankshares, Inc......................  8,827    539,330
    First Financial Corp.................................  1,138     47,193
    First Financial Northwest, Inc.......................  1,800     27,270
*   First Foundation, Inc................................  5,470     79,479
    First Hawaiian, Inc.................................. 23,615    607,614
#   First Horizon National Corp.......................... 39,925    586,099
    First Internet Bancorp...............................  1,237     24,740
    First Interstate BancSystem, Inc., Class A...........  6,686    260,219
    First Merchants Corp.................................  8,850    324,175
    First Mid-Illinois Bancshares, Inc...................  2,167     70,601
    First Midwest Bancorp, Inc........................... 20,327    447,601
    First Northwest Bancorp..............................  1,283     19,591
    First of Long Island Corp. (The).....................  3,590     74,385
#   First Republic Bank..................................  6,553    633,216
    FirstCash, Inc.......................................  6,053    498,949
#*  Flagstar Bancorp, Inc................................ 11,009    339,628
    Flushing Financial Corp..............................  5,263    116,733
#   FNB Corp............................................. 59,291    690,740
*   Franklin Financial Network, Inc......................  2,340     74,576
#   Franklin Resources, Inc.............................. 43,466  1,287,028
    FS Bancorp, Inc......................................    425     20,634
    Fulton Financial Corp................................ 30,343    487,005
#   GAIN Capital Holdings, Inc...........................  6,727     43,524
    GAMCO Investors, Inc., Class A.......................  1,540     30,723
*   Genworth Financial, Inc., Class A.................... 60,600    293,304
    German American Bancorp, Inc.........................  2,043     59,758
    Glacier Bancorp, Inc.................................  9,633    406,320
    Global Indemnity, Ltd................................  1,700     55,930
    Goldman Sachs Group, Inc. (The)...................... 16,556  3,278,254
*   Great Elm Capital Group, Inc.........................    619      1,937
    Great Southern Bancorp, Inc..........................  2,505    133,617
    Great Western Bancorp, Inc...........................  9,899    349,336
*   Green Dot Corp., Class A.............................  5,967    441,677
#   Greenhill & Co., Inc.................................  3,377     84,628
#*  Greenlight Capital Re, Ltd., Class A.................  4,400     45,628
    Guaranty Bancshares, Inc.............................  1,200     36,000
*   Hallmark Financial Services, Inc.....................  2,410     23,377
    Hamilton Lane, Inc., Class A.........................  4,246    154,002
    Hancock Whitney Corp................................. 14,253    585,513
    Hanmi Financial Corp.................................  4,733    103,795
    Hanover Insurance Group, Inc. (The)..................  4,805    547,962
*   HarborOne Bancorp, Inc...............................  1,495     22,694
    Hartford Financial Services Group, Inc. (The)........ 37,996  1,782,772
    HCI Group, Inc.......................................  1,645     77,940
    Heartland Financial USA, Inc.........................  5,901    267,669
#   Hennessy Advisors, Inc...............................  1,107     12,775

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    Heritage Commerce Corp...............................   8,432 $   111,893
#   Heritage Financial Corp..............................   6,566     203,415
    Heritage Insurance Holdings, Inc.....................   4,010      58,225
    Hilltop Holdings, Inc................................  12,037     221,601
    Hingham Institution for Savings......................     155      28,660
    Home Bancorp, Inc....................................   1,154      40,805
#   Home BancShares, Inc.................................  28,696     525,424
*   HomeStreet, Inc......................................   5,364     131,257
    HomeTrust Bancshares, Inc............................   3,038      82,026
    Hope Bancorp, Inc....................................  26,733     382,549
    HopFed Bancorp, Inc..................................       6         118
    Horace Mann Educators Corp...........................   8,090     336,948
    Horizon Bancorp, Inc.................................   6,336     102,263
    Houlihan Lokey, Inc..................................   4,722     208,901
*   Howard Bancorp, Inc..................................   1,896      24,326
    Huntington Bancshares, Inc...........................  94,079   1,245,606
    IBERIABANK Corp......................................   6,945     513,166
    Independence Holding Co..............................   2,048      73,236
    Independent Bank Corp................................   3,017     240,696
    Independent Bank Corp................................   4,359      96,595
    Independent Bank Group, Inc..........................   6,869     362,408
    Interactive Brokers Group, Inc., Class A.............  15,444     778,378
    Intercontinental Exchange, Inc.......................  12,520     961,035
    International Bancshares Corp........................  11,298     400,740
*   INTL. FCStone, Inc...................................   3,467     132,543
    Invesco, Ltd.........................................  35,254     642,328
    Investar Holding Corp................................     501      11,553
    Investment Technology Group, Inc.....................   5,700     172,482
    Investors Bancorp, Inc...............................  55,424     672,847
    Investors Title Co...................................     166      28,673
    James River Group Holdings, Ltd......................   5,019     193,583
#   Janus Henderson Group P.L.C..........................  22,202     484,670
#   Jefferies Financial Group, Inc.......................  30,144     627,297
    JPMorgan Chase & Co.................................. 153,733  15,911,365
    Kearny Financial Corp................................  19,996     256,749
    Kemper Corp..........................................   9,166     689,100
    KeyCorp..............................................  67,029   1,103,968
    Kingstone Cos., Inc..................................     707      11,630
#   Kinsale Capital Group, Inc...........................   1,795     104,110
    Ladenburg Thalmann Financial Services, Inc...........  20,093      57,868
    Lakeland Bancorp, Inc................................   6,960     108,924
    Lakeland Financial Corp..............................   2,940     132,388
    Lazard, Ltd., Class A................................  19,922     792,696
    LCNB Corp............................................     700      11,550
#   LegacyTexas Financial Group, Inc.....................   6,455     257,167
    Legg Mason, Inc......................................   8,726     260,035
#*  LendingClub Corp.....................................  71,744     228,863
#*  LendingTree, Inc.....................................   1,174     347,903
#   Lincoln National Corp................................  14,062     822,486
#   Live Oak Bancshares, Inc.............................   5,676      78,896
    Loews Corp...........................................  20,634     988,369
    LPL Financial Holdings, Inc..........................  17,071   1,201,286
    M&T Bank Corp........................................  12,637   2,079,292
    Macatawa Bank Corp...................................   4,300      41,968
    Maiden Holdings, Ltd.................................  14,428      18,612
#   Manning & Napier, Inc................................   1,962       4,179
*   Markel Corp..........................................     742     781,704
    MarketAxess Holdings, Inc............................   3,525     757,064
    Marlin Business Services Corp........................   1,780      39,498

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
FINANCIALS -- (Continued)
    Marsh & McLennan Cos., Inc........................... 16,163 $1,425,415
    MB Financial, Inc....................................  8,599    381,624
#*  MBIA, Inc............................................ 17,849    171,529
    MBT Financial Corp...................................  3,354     33,574
    Mercantile Bank Corp.................................  2,926     97,143
    Mercury General Corp.................................  9,144    472,745
    Meridian Bancorp, Inc................................  8,479    134,265
#   Meta Financial Group, Inc............................  5,963    140,429
    MetLife, Inc......................................... 27,038  1,234,825
*   MGIC Investment Corp................................. 12,754    159,170
    Midland States Bancorp, Inc..........................  3,717     89,617
#   MidSouth Bancorp, Inc................................  1,200     13,704
    MidWestOne Financial Group, Inc......................  1,517     42,036
    Moelis & Co., Class A................................  5,965    260,969
#   Moody's Corp.........................................  5,064    802,695
    Morgan Stanley....................................... 55,564  2,350,357
    Morningstar, Inc.....................................  5,058    627,951
#*  Mr Cooper Group, Inc.................................  6,630    102,036
    MSCI, Inc............................................  6,049  1,029,963
    MutualFirst Financial, Inc...........................  1,200     34,800
    Nasdaq, Inc.......................................... 10,367    912,711
    National Bank Holdings Corp., Class A................  5,328    170,283
#   National Bankshares, Inc.............................    518     17,990
*   National Commerce Corp...............................  3,421    139,286
    National General Holdings Corp....................... 17,952    433,541
    National Western Life Group, Inc., Class A...........    548    166,208
    Navient Corp......................................... 44,038    502,033
    Navigators Group, Inc. (The).........................  4,910    342,718
    NBT Bancorp, Inc.....................................  6,292    224,121
    Nelnet, Inc., Class A................................  4,956    260,686
#   New York Community Bancorp, Inc...................... 43,426    504,610
>>  NewStar Financial, Inc...............................  6,871      1,338
*   NI Holdings, Inc.....................................  1,752     26,280
*   Nicholas Financial, Inc..............................    801      8,427
#*  Nicolet Bankshares, Inc..............................    820     44,846
*   NMI Holdings, Inc., Class A..........................  9,763    214,786
    Northern Trust Corp.................................. 13,827  1,223,136
    Northfield Bancorp, Inc..............................  8,607    123,166
    Northrim BanCorp, Inc................................    900     29,817
    Northwest Bancshares, Inc............................ 18,491    326,181
    OceanFirst Financial Corp............................  8,012    192,368
*   Ocwen Financial Corp................................. 14,518     24,390
    OFG Bancorp..........................................  7,678    148,800
    Old Line Bancshares, Inc.............................  1,887     50,968
    Old National Bancorp................................. 24,087    388,764
    Old Republic International Corp...................... 36,087    727,153
    Old Second Bancorp, Inc..............................  4,090     57,383
*   On Deck Capital, Inc................................. 10,484     78,840
*   OneMain Holdings, Inc................................ 23,915    714,819
    Oppenheimer Holdings, Inc., Class A..................  3,256     87,684
    Opus Bank............................................  5,305    110,874
    Oritani Financial Corp...............................  9,197    155,061
    Orrstown Financial Services, Inc.....................    909     17,116
*   Pacific Mercantile Bancorp...........................  2,550     20,043
#*  Pacific Premier Bancorp, Inc......................... 10,646    316,718
#   PacWest Bancorp...................................... 14,426    556,699
#   Park National Corp...................................  2,477    232,888
    PCSB Financial Corp..................................  2,196     44,601
    Peapack Gladstone Financial Corp.....................  2,762     73,718

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
FINANCIALS -- (Continued)
    Penns Woods Bancorp, Inc.............................    829 $   29,289
#   Pennymac Financial Services, Inc.....................  5,123    105,944
    Peoples Bancorp, Inc.................................  2,534     81,088
    Peoples Financial Services Corp......................    400     16,496
    People's United Financial, Inc....................... 34,158    559,508
    People's Utah Bancorp................................  1,400     41,160
#   Pinnacle Financial Partners, Inc.....................  8,616    463,282
    Piper Jaffray Cos....................................  2,600    179,478
    PJT Partners, Inc., Class A..........................  3,394    147,571
    PNC Financial Services Group, Inc. (The)............. 11,540  1,415,612
#*  Ponce de Leon Federal Bank...........................  1,100     14,223
    Popular, Inc......................................... 11,377    621,298
#*  PRA Group, Inc.......................................  7,470    220,440
    Preferred Bank.......................................  1,595     74,263
    Premier Financial Bancorp, Inc.......................  1,898     27,084
    Primerica, Inc.......................................  7,904    888,172
    Principal Financial Group, Inc....................... 24,854  1,244,440
    ProAssurance Corp....................................  9,671    412,565
    Progressive Corp. (The).............................. 31,991  2,152,674
#   Prosperity Bancshares, Inc...........................  6,098    433,812
    Protective Insurance Corp., Class B..................  2,066     38,076
    Provident Financial Holdings, Inc....................  1,300     22,100
    Provident Financial Services, Inc.................... 11,857    292,986
    Prudential Bancorp, Inc..............................    845     15,413
    Prudential Financial, Inc............................ 12,815  1,180,774
    Pzena Investment Management, Inc., Class A...........  1,300     11,388
    QCR Holdings, Inc....................................  1,925     65,951
    Radian Group, Inc.................................... 10,400    200,096
    Raymond James Financial, Inc......................... 12,095    973,647
    RBB Bancorp..........................................  2,116     39,463
*   Regional Management Corp.............................  1,515     41,632
    Regions Financial Corp............................... 89,538  1,358,291
    Reinsurance Group of America, Inc....................  3,870    559,021
    RenaissanceRe Holdings, Ltd..........................  4,814    664,476
    Renasant Corp........................................  9,032    320,817
    Republic Bancorp, Inc., Class A......................  2,487    103,683
*   Republic First Bancorp, Inc..........................  6,280     37,052
    Riverview Bancorp, Inc...............................    100        745
#   RLI Corp.............................................  4,511    297,771
    S&P Global, Inc......................................  7,464  1,430,476
    S&T Bancorp, Inc.....................................  6,690    257,030
#*  Safeguard Scientifics, Inc...........................  1,519     14,415
    Safety Insurance Group, Inc..........................  2,590    213,183
    Sandy Spring Bancorp, Inc............................  5,456    177,920
#   Santander Consumer USA Holdings, Inc................. 48,066    916,138
#   SB One Bancorp.......................................    800     17,520
*   Seacoast Banking Corp. of Florida....................  4,740    130,445
    SEI Investments Co................................... 18,840    895,654
*   Select Bancorp, Inc..................................  2,670     32,307
    Selective Insurance Group, Inc.......................  6,923    421,749
#   ServisFirst Bancshares, Inc..........................  7,036    237,465
    Shore Bancshares, Inc................................  1,532     22,827
    SI Financial Group, Inc..............................  1,043     13,434
    Sierra Bancorp.......................................  1,944     51,710
    Signature Bank.......................................  4,925    627,002
    Silvercrest Asset Management Group, Inc., Class A....    800     10,656
    Simmons First National Corp., Class A................ 14,117    349,255
#*  SLM Corp............................................. 57,783    618,856
*   SmartFinancial, Inc..................................    641     12,371

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
FINANCIALS -- (Continued)
    South State Corp.....................................  6,067 $  402,545
*   Southern First Bancshares, Inc.......................    700     25,193
    Southern Missouri Bancorp, Inc.......................    512     18,028
    Southern National Bancorp of Virginia, Inc...........  3,254     49,070
#   Southside Bancshares, Inc............................  5,693    187,812
#   State Auto Financial Corp............................  7,246    246,364
    State Street Corp.................................... 10,399    737,289
    Sterling Bancorp..................................... 24,798    477,114
    Stewart Information Services Corp....................  3,962    176,111
    Stifel Financial Corp................................ 12,271    587,413
    Stock Yards Bancorp, Inc.............................  2,400     82,968
    Summit Financial Group, Inc..........................  1,249     29,389
    SunTrust Banks, Inc.................................. 30,861  1,833,761
*   SVB Financial Group..................................  3,366    785,557
    Synchrony Financial.................................. 78,956  2,371,838
    Synovus Financial Corp............................... 20,634    730,856
    T Rowe Price Group, Inc.............................. 19,060  1,781,348
    TCF Financial Corp................................... 30,065    666,240
    TD Ameritrade Holding Corp........................... 12,506    699,711
    Territorial Bancorp, Inc.............................  1,300     35,854
*   Texas Capital Bancshares, Inc........................  6,755    393,614
#   TFS Financial Corp................................... 10,988    179,214
*   Third Point Reinsurance, Ltd......................... 15,019    157,850
    Timberland Bancorp, Inc..............................    500     14,060
    Tiptree, Inc.........................................  5,339     31,767
    Tompkins Financial Corp..............................  1,833    134,799
    Torchmark Corp.......................................  6,044    506,245
    Towne Bank........................................... 12,538    325,486
    Travelers Cos., Inc. (The)........................... 15,046  1,888,875
    TriCo Bancshares.....................................  5,202    196,219
*   TriState Capital Holdings, Inc.......................  4,350     88,566
#*  Triumph Bancorp, Inc.................................  3,989    121,505
    TrustCo Bank Corp. NY................................ 13,664    106,033
#   Trustmark Corp....................................... 10,221    322,268
    U.S. Bancorp......................................... 55,567  2,842,808
#   UMB Financial Corp...................................  8,246    530,713
    Umpqua Holdings Corp................................. 26,403    466,805
    Union Bankshares Corp................................ 11,472    362,056
#   United Bankshares, Inc............................... 18,519    655,017
    United Community Banks, Inc.......................... 13,224    340,121
    United Community Financial Corp......................  6,434     60,994
    United Financial Bancorp, Inc........................  8,746    129,528
    United Fire Group, Inc...............................  3,989    207,428
    United Insurance Holdings Corp.......................  6,562    107,092
    United Security Bancshares...........................    402      4,125
    Unity Bancorp, Inc...................................    471      9,331
    Universal Insurance Holdings, Inc....................  6,041    227,867
    Univest Financial Corp...............................  4,401    103,379
    Unum Group........................................... 25,497    886,276
#   Valley National Bancorp.............................. 52,372    529,481
    Value Line, Inc......................................    213      4,569
#*  Veritex Holdings, Inc................................  7,085    187,469
#   Virtu Financial, Inc., Class A....................... 12,005    306,728
#   Virtus Investment Partners, Inc......................  1,053     94,738
    Voya Financial, Inc.................................. 13,896    645,191
#   Waddell & Reed Financial, Inc., Class A.............. 12,818    219,444
    Walker & Dunlop, Inc.................................  6,136    294,958
    Washington Federal, Inc..............................  8,533    248,225
    Washington Trust Bancorp, Inc........................  2,152    111,990

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
FINANCIALS -- (Continued)
    Waterstone Financial, Inc............................   4,026 $     63,208
    Webster Financial Corp...............................   7,573      408,033
    Wells Fargo & Co..................................... 211,617   10,350,187
    WesBanco, Inc........................................   9,133      370,891
    West Bancorporation, Inc.............................   1,799       38,750
#   Westamerica Bancorporation...........................   3,633      227,644
*   Western Alliance Bancorp.............................  12,318      545,441
    Western New England Bancorp, Inc.....................   3,241       29,979
    Westwood Holdings Group, Inc.........................   1,130       41,381
    White Mountains Insurance Group, Ltd.................     580      518,276
    Willis Towers Watson P.L.C...........................   7,584    1,234,599
    Wintrust Financial Corp..............................   6,437      457,928
    WisdomTree Investments, Inc..........................  17,058      114,289
*   World Acceptance Corp................................   1,607      166,630
    WR Berkley Corp......................................   8,880      682,783
    WSFS Financial Corp..................................   5,418      228,477
#   Zions Bancorp NA.....................................  16,756      797,418
                                                                  ------------
TOTAL FINANCIALS.........................................          233,571,073
                                                                  ------------
HEALTH CARE -- (6.2%)
    Abbott Laboratories..................................  38,986    2,845,198
*   ABIOMED, Inc.........................................     962      337,729
#*  Acadia Healthcare Co., Inc...........................  14,410      394,258
*   Achillion Pharmaceuticals, Inc.......................  21,184       46,393
#*  Aclaris Therapeutics, Inc............................   2,600       18,122
*   Acorda Therapeutics, Inc.............................   6,805      113,167
*   Addus HomeCare Corp..................................   1,312       78,917
*   Aduro Biotech, Inc...................................   4,711       14,039
*   Adverum Biotechnologies, Inc.........................   9,125       29,018
#*  Agios Pharmaceuticals, Inc...........................   1,615       86,564
#*  Akebia Therapeutics, Inc.............................   6,042       33,291
*   Akorn, Inc...........................................  15,300       57,528
#*  Albireo Pharma, Inc..................................     887       23,062
#*  Alder Biopharmaceuticals, Inc........................   5,585       78,637
*   Alexion Pharmaceuticals, Inc.........................   4,107      504,997
*   Align Technology, Inc................................   3,480      866,346
#*  Alkermes P.L.C.......................................   7,558      248,431
*   Allscripts Healthcare Solutions, Inc.................  24,713      291,366
#*  Alnylam Pharmaceuticals, Inc.........................   5,290      441,874
#*  AMAG Pharmaceuticals, Inc............................   7,011      114,770
*   Amedisys, Inc........................................   4,356      571,333
#*  American Renal Associates Holdings, Inc..............   5,573       67,545
    AmerisourceBergen Corp...............................  12,761    1,063,885
*   AMN Healthcare Services, Inc.........................   9,797      634,748
*   Amphastar Pharmaceuticals, Inc.......................   4,515      102,761
#*  AnaptysBio, Inc......................................   1,581      104,852
*   AngioDynamics, Inc...................................   5,619      118,561
*   Anika Therapeutics, Inc..............................   2,097       79,665
    Anthem, Inc..........................................   9,979    3,023,637
*   Apollo Medical Holdings, Inc.........................   2,065       40,329
*   Applied Genetic Technologies Corp....................     868        2,569
*   Aptevo Therapeutics, Inc.............................   1,916        3,066
#*  Aratana Therapeutics, Inc............................   2,379       10,539
*   Ardelyx, Inc.........................................   4,740        9,954
*   Assembly Biosciences, Inc............................     885       20,160
#*  Assertio Therapeutics, Inc...........................   8,079       36,032
#*  Atara Biotherapeutics, Inc...........................   2,923      111,074
#*  athenahealth, Inc....................................   2,881      388,186
    Atrion Corp..........................................     296      220,769

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
HEALTH CARE -- (Continued)
*   Avanos Medical, Inc..................................  9,130 $  415,871
    Baxter International, Inc............................ 10,545    764,407
#*  BioMarin Pharmaceutical, Inc.........................  3,635    356,848
*   BioScrip, Inc........................................ 15,003     54,461
*   BioSpecifics Technologies Corp.......................  1,201     78,041
*   BioTelemetry, Inc....................................  3,516    252,519
#*  Bluebird Bio, Inc....................................  1,628    217,224
*   Boston Scientific Corp............................... 28,039  1,069,688
*   Brookdale Senior Living, Inc......................... 25,993    211,843
    Bruker Corp.......................................... 16,476    577,649
*   Calithera Biosciences, Inc...........................  4,617     20,592
*   Cambrex Corp.........................................  6,933    302,625
    Cantel Medical Corp..................................  4,455    362,726
*   Capital Senior Living Corp...........................  2,106     14,679
    Cardinal Health, Inc................................. 22,863  1,142,464
*   Cardiovascular Systems, Inc..........................  2,246     69,918
*   Castlight Health, Inc., Class B......................  4,188     12,438
*   Centene Corp......................................... 11,069  1,445,279
*   Cerner Corp.......................................... 26,729  1,467,689
    Chemed Corp..........................................  1,895    564,596
*   ChemoCentryx, Inc....................................  5,991     73,330
*   Cigna Corp........................................... 21,968  4,389,426
*   Civitas Solutions, Inc...............................  6,186    109,678
#*  Collegium Pharmaceutical, Inc........................  1,638     26,224
    Computer Programs & Systems, Inc.....................    864     22,671
*   Concert Pharmaceuticals, Inc.........................  4,356     61,637
    CONMED Corp..........................................  3,906    274,787
*   CorVel Corp..........................................  3,700    231,139
*   Cross Country Healthcare, Inc........................  7,273     70,039
*   CryoLife, Inc........................................  3,483     97,211
#*  Cumberland Pharmaceuticals, Inc......................  1,600      8,560
*   Cutera, Inc..........................................  1,041     14,949
    CVS Health Corp...................................... 52,760  3,458,418
#*  Cymabay Therapeutics, Inc............................  3,348     29,128
*   DaVita, Inc.......................................... 13,401    752,198
#*  Deciphera Pharmaceuticals, Inc.......................  3,644     97,914
    DENTSPLY SIRONA, Inc................................. 11,910    499,624
#*  Dermira, Inc.........................................  3,600     23,760
*   DexCom, Inc..........................................    979    138,068
*   Dicerna Pharmaceuticals, Inc.........................  4,937     50,900
    Digirad Corp.........................................  2,900      2,046
#*  Diplomat Pharmacy, Inc............................... 13,263    192,313
*   Edwards Lifesciences Corp............................  3,668    625,101
*   Emergent BioSolutions, Inc...........................  6,778    422,879
*   Enanta Pharmaceuticals, Inc..........................  3,165    251,396
    Encompass Health Corp................................ 21,050  1,406,982
    Ensign Group, Inc. (The).............................  9,480    413,044
#*  Epizyme, Inc.........................................  4,801     49,066
#*  Evolent Health, Inc., Class A........................ 15,042    265,943
#*  Exact Sciences Corp..................................  2,217    199,707
*   Exelixis, Inc........................................ 33,674    793,696
#*  FibroGen, Inc........................................  1,323     75,080
*   Five Star Senior Living, Inc.........................    859        644
*   FONAR Corp...........................................  1,170     25,857
*   Genomic Health, Inc..................................    782     59,283
#*  Global Blood Therapeutics, Inc.......................  4,548    217,895
*   Globus Medical, Inc., Class A........................  9,785    440,814
#*  GlycoMimetics, Inc...................................  3,403     38,114
*   Haemonetics Corp.....................................  4,699    464,778

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
HEALTH CARE -- (Continued)
#*  Halozyme Therapeutics, Inc...........................  6,778 $  109,668
#*  HealthEquity, Inc....................................  3,109    193,815
    HealthStream, Inc....................................  4,637    116,667
#*  Henry Schein, Inc.................................... 11,879    922,998
#*  Heska Corp...........................................    826     81,444
    Hill-Rom Holdings, Inc...............................  8,987    898,880
*   HMS Holdings Corp....................................  9,021    270,540
#*  Hologic, Inc......................................... 30,757  1,365,611
*   Horizon Pharma P.L.C................................. 19,518    419,442
    Humana, Inc..........................................  5,539  1,711,496
*   ICU Medical, Inc.....................................    895    222,676
*   IDEXX Laboratories, Inc..............................  2,828    601,742
*   Immune Design Corp...................................  4,095      6,388
*   Incyte Corp..........................................  4,348    350,405
#*  Innoviva, Inc........................................ 16,512    282,355
#*  Inogen, Inc..........................................    628     94,960
#*  Inovalon Holdings, Inc., Class A.....................  2,672     38,183
#*  Inovio Pharmaceuticals, Inc..........................  3,700     18,537
#*  Insmed, Inc..........................................  3,453     83,942
#*  Insulet Corp.........................................  1,294    105,060
*   Integer Holdings Corp................................  4,638    375,632
#*  Integra LifeSciences Holdings Corp...................  6,533    309,403
#*  Intellia Therapeutics, Inc...........................  3,545     50,126
#*  IntriCon Corp........................................    300      7,776
*   Intuitive Surgical, Inc..............................  1,185    620,513
#   Invacare Corp........................................  5,484     28,188
#*  Invitae Corp.........................................  1,605     22,598
#*  Ionis Pharmaceuticals, Inc...........................  3,851    223,358
#*  Iovance Biotherapeutics, Inc.........................  6,387     58,441
*   IQVIA Holdings, Inc.................................. 12,931  1,668,228
*   Jazz Pharmaceuticals P.L.C...........................  5,650    711,278
*   KalVista Pharmaceuticals, Inc........................  1,219     22,783
#*  Karyopharm Therapeutics, Inc.........................  3,855     32,652
*   Kindred Biosciences, Inc.............................  4,043     39,824
#*  Kura Oncology, Inc...................................  1,500     23,850
*   Laboratory Corp. of America Holdings.................  6,563    914,554
#*  Lannett Co., Inc.....................................  1,300      9,698
*   Lantheus Holdings, Inc...............................  8,507    143,088
#   LeMaitre Vascular, Inc...............................  1,973     47,036
#*  LHC Group, Inc.......................................  5,149    544,404
*   LivaNova P.L.C.......................................  5,324    491,512
    Luminex Corp.........................................  4,511    125,812
*   MacroGenics, Inc.....................................  3,338     39,155
#*  Madrigal Pharmaceuticals, Inc........................    207     23,962
*   Magellan Health, Inc.................................  4,058    264,419
#*  Mallinckrodt P.L.C................................... 14,740    322,216
*   Masimo Corp..........................................  4,542    564,979
    McKesson Corp........................................ 15,423  1,978,000
#*  Medidata Solutions, Inc..............................  1,943    137,875
*   Medpace Holdings, Inc................................  4,749    305,836
    Medtronic P.L.C...................................... 28,455  2,515,137
#*  Melinta Therapeutics, Inc............................  1,786      1,508
    Meridian Bioscience, Inc.............................  7,966    130,563
*   Merit Medical Systems, Inc...........................  5,423    306,562
*   Mettler-Toledo International, Inc....................  1,577  1,006,378
#*  MiMedx Group, Inc....................................  1,700      4,480
*   Minerva Neurosciences, Inc...........................  5,706     37,545
#*  Mirati Therapeutics, Inc.............................  1,045     69,054
*   Molina Healthcare, Inc...............................  8,573  1,140,038

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
HEALTH CARE -- (Continued)
*   Momenta Pharmaceuticals, Inc.........................  6,823 $   80,921
*   Myriad Genetics, Inc.................................  7,131    201,023
#*  NantKwest, Inc.......................................  3,700      3,996
    National HealthCare Corp.............................  2,673    214,722
    National Research Corp...............................  2,585    103,348
#*  Natus Medical, Inc...................................  3,052    102,974
#*  Nektar Therapeutics.................................. 14,435    611,178
*   Neogen Corp..........................................  3,025    184,253
#*  NeoGenomics, Inc.....................................  5,221     86,773
*   Neurocrine Biosciences, Inc..........................  1,050     92,631
#*  NewLink Genetics Corp................................    540        805
*   NextGen Healthcare, Inc..............................  7,770    137,374
#*  Novocure, Ltd........................................  1,267     62,083
*   NuVasive, Inc........................................  8,351    418,719
*   Nuvectra Corp........................................    663      9,282
#*  ObsEva SA............................................  2,525     31,992
*   Omnicell, Inc........................................  2,910    189,528
#*  OPKO Health, Inc..................................... 27,341    100,615
*   OraSure Technologies, Inc............................  7,089     91,094
*   Orthofix Medical, Inc................................  2,488    134,626
*   Otonomy, Inc.........................................  4,367      8,865
#   Owens & Minor, Inc...................................  9,088     68,796
*   Pacira Pharmaceuticals, Inc..........................  3,056    124,318
#   Patterson Cos., Inc.................................. 15,555    346,721
*   PDL BioPharma, Inc................................... 20,904     66,475
#*  Penumbra, Inc........................................    413     60,096
    Phibro Animal Health Corp., Class A..................  3,118     97,344
*   PRA Health Sciences, Inc.............................  6,179    654,789
#*  Premier, Inc., Class A...............................  9,768    388,669
#*  Prestige Consumer Healthcare, Inc....................  8,493    237,125
#*  Progenics Pharmaceuticals, Inc.......................  4,762     21,096
#*  Prothena Corp. P.L.C.................................  5,425     63,744
*   Providence Service Corp. (The).......................  1,714    109,936
*   PTC Therapeutics, Inc................................  2,476     77,078
    Quest Diagnostics, Inc...............................  9,052    790,692
*   Quidel Corp..........................................  3,607    209,314
*   RadNet, Inc..........................................  5,706     77,887
*   Regeneron Pharmaceuticals, Inc.......................  1,985    852,101
#*  Repligen Corp........................................  4,931    281,116
    ResMed, Inc..........................................  6,546    622,983
#*  Retrophin, Inc.......................................  4,493     96,869
*   Rigel Pharmaceuticals, Inc........................... 17,905     38,675
*   RTI Surgical, Inc....................................  9,786     42,961
#*  Sage Therapeutics, Inc...............................  1,801    256,805
#*  Sarepta Therapeutics, Inc............................    852    119,033
*   SeaSpine Holdings Corp...............................    959     14,663
#*  Seattle Genetics, Inc................................  2,343    179,075
*   Select Medical Holdings Corp......................... 23,947    374,052
#*  SIGA Technologies, Inc...............................  3,400     23,052
#   Simulations Plus, Inc................................  2,208     42,526
#*  Spark Therapeutics, Inc..............................  2,230    106,639
#*  Spectrum Pharmaceuticals, Inc........................  4,021     45,035
#*  STAAR Surgical Co....................................  1,031     36,838
*   Stemline Therapeutics, Inc...........................  1,416     15,661
    STERIS P.L.C.........................................  5,326    607,484
    Stryker Corp.........................................  6,010  1,067,196
*   Supernus Pharmaceuticals, Inc........................  6,915    263,669
*   Surmodics, Inc.......................................  1,299     74,394
#*  Syneos Health, Inc................................... 11,523    588,134

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
HEALTH CARE -- (Continued)
#*  Synlogic, Inc........................................  2,058 $    16,629
#*  Syros Pharmaceuticals, Inc...........................  1,876      11,237
#*  Teladoc Health, Inc..................................  2,994     192,215
    Teleflex, Inc........................................  1,624     444,164
#*  Tetraphase Pharmaceuticals, Inc......................  2,427       2,985
#*  Tivity Health, Inc...................................  6,738     149,988
*   Triple-S Management Corp., Class B...................  2,795      56,347
*   United Therapeutics Corp.............................  7,208     831,299
    US Physical Therapy, Inc.............................  1,720     182,131
#   Utah Medical Products, Inc...........................    296      27,806
#*  Vanda Pharmaceuticals, Inc...........................  2,699      73,224
#*  Varex Imaging Corp...................................  5,401     153,874
*   Varian Medical Systems, Inc..........................  4,303     568,125
*   Veeva Systems, Inc., Class A.........................  2,151     234,588
#*  Verastem, Inc........................................  3,540      11,611
*   Vertex Pharmaceuticals, Inc..........................    986     188,237
#*  Viking Therapeutics, Inc.............................  4,539      37,038
*   Waters Corp..........................................  4,339   1,003,264
*   WellCare Health Plans, Inc...........................  3,298     911,831
#   West Pharmaceutical Services, Inc....................  5,818     629,915
*   Wright Medical Group NV..............................  8,318     248,209
#*  Xencor, Inc..........................................  4,825     174,182
    Zimmer Biomet Holdings, Inc.......................... 10,420   1,141,615
    Zoetis, Inc.......................................... 13,251   1,141,706
#*  Zogenix, Inc.........................................  5,071     221,856
                                                                 -----------
TOTAL HEALTH CARE........................................         82,886,417
                                                                 -----------
INDUSTRIALS -- (13.0%)
    3M Co................................................ 17,283   3,461,785
#   AAON, Inc............................................  9,578     353,811
    AAR Corp.............................................  7,838     295,336
    ABM Industries, Inc.................................. 12,254     418,964
*   Acacia Research Corp.................................  2,366       7,193
    ACCO Brands Corp..................................... 18,062     159,487
    Actuant Corp., Class A...............................  6,617     151,463
#   Acuity Brands, Inc...................................  6,227     752,907
*   Advanced Disposal Services, Inc...................... 12,761     321,577
    Advanced Drainage Systems, Inc....................... 10,577     269,713
*   AECOM................................................ 17,566     537,695
#*  Aegion Corp..........................................  5,936     107,738
    AGCO Corp............................................ 11,348     728,542
    Air Lease Corp....................................... 19,225     729,396
*   Air Transport Services Group, Inc.................... 14,474     343,757
    Aircastle, Ltd....................................... 14,004     291,843
    Alamo Group, Inc.....................................  1,500     129,195
    Alaska Air Group, Inc................................ 19,210   1,228,479
    Albany International Corp., Class A..................  5,468     375,433
#   Allegiant Travel Co..................................  2,878     374,140
    Allegion P.L.C.......................................  9,586     823,054
    Allied Motion Technologies, Inc......................  1,625      68,510
    Allison Transmission Holdings, Inc................... 17,248     839,460
    Altra Industrial Motion Corp.........................  6,844     209,495
    AMERCO...............................................  3,038   1,101,761
*   Ameresco, Inc., Class A..............................  3,516      52,494
#   American Airlines Group, Inc......................... 14,810     529,754
#*  American Woodmark Corp...............................  3,415     238,879
    AMETEK, Inc.......................................... 10,847     790,746
    AO Smith Corp........................................ 21,674   1,037,318
#   Apogee Enterprises, Inc..............................  4,460     151,952

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
INDUSTRIALS -- (Continued)
    Applied Industrial Technologies, Inc.................  6,789 $  400,619
*   ARC Document Solutions, Inc..........................  6,764     16,437
    ArcBest Corp.........................................  4,841    182,118
    Arconic, Inc......................................... 25,786    485,293
    Arcosa, Inc..........................................  5,619    165,367
#   Argan, Inc...........................................  2,682    113,234
*   Armstrong Flooring, Inc..............................  4,306     58,217
    Armstrong World Industries, Inc......................  9,045    615,422
*   Arotech Corp.........................................  3,345     11,540
*   ASGN, Inc............................................  7,939    500,078
    Astec Industries, Inc................................  3,697    136,863
*   Astronics Corp.......................................  2,336     71,645
#*  Astronics Corp., Class B.............................    835     25,676
*   Atkore International Group, Inc......................  8,724    202,310
*   Atlas Air Worldwide Holdings, Inc....................  5,242    278,979
#*  Avis Budget Group, Inc............................... 12,696    338,221
#*  Axon Enterprise, Inc.................................  1,558     79,474
    AZZ, Inc.............................................  3,233    144,677
#*  Babcock & Wilcox Enterprises, Inc....................  6,411      3,764
    Barnes Group, Inc....................................  6,940    410,015
    Barrett Business Services, Inc.......................  1,545     96,794
*   Beacon Roofing Supply, Inc........................... 11,719    425,751
    BG Staffing, Inc.....................................  1,394     35,923
*   Blue Bird Corp.......................................  4,546     90,329
*   BMC Stock Holdings, Inc.............................. 10,755    184,556
    Brady Corp., Class A.................................  6,607    295,399
    Briggs & Stratton Corp...............................  7,415     95,505
    Brink's Co. (The)....................................  9,038    669,264
*   Broadwind Energy, Inc................................  2,383      3,575
*   Builders FirstSource, Inc............................ 22,567    298,336
*   CAI International, Inc...............................  3,296     81,807
    Carlisle Cos., Inc...................................  7,146    769,839
*   Casella Waste Systems, Inc., Class A.................  6,487    195,388
*   CBIZ, Inc............................................  7,764    152,174
#*  CECO Environmental Corp..............................  5,117     35,205
    CH Robinson Worldwide, Inc........................... 10,835    940,153
*   Chart Industries, Inc................................  4,374    326,738
#*  Cimpress NV..........................................  4,539    377,509
    Cintas Corp..........................................  6,467  1,212,627
#*  CIRCOR International, Inc............................  3,070     84,886
*   Civeo Corp........................................... 23,478     59,399
*   Clean Harbors, Inc...................................  9,329    552,370
#*  Colfax Corp.......................................... 19,938    493,465
    Columbus McKinnon Corp...............................  2,711     98,138
    Comfort Systems USA, Inc.............................  7,442    356,993
*   Commercial Vehicle Group, Inc........................  7,440     55,577
*   Continental Building Products, Inc...................  6,680    175,951
    Copa Holdings SA, Class A............................  5,082    482,028
*   Copart, Inc.......................................... 13,998    708,719
    Costamare, Inc....................................... 13,178     66,944
*   CoStar Group, Inc....................................    883    345,023
#   Covanta Holding Corp................................. 16,529    266,117
*   Covenant Transportation Group, Inc., Class A.........  2,890     68,146
*   CPI Aerostructures, Inc..............................  1,046      7,332
    CRA International, Inc...............................  1,211     50,547
    Crane Co.............................................  9,606    794,993
*   CSW Industrials, Inc.................................  2,635    136,098
    CSX Corp............................................. 38,881  2,554,482
    Cummins, Inc......................................... 19,024  2,798,621

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
INDUSTRIALS -- (Continued)
    Curtiss-Wright Corp..................................  7,080 $  803,722
    Deere & Co........................................... 12,726  2,087,064
    Delta Air Lines, Inc................................. 57,970  2,865,457
    Deluxe Corp..........................................  8,361    392,716
    DMC Global, Inc......................................  2,624     90,580
#   Donaldson Co., Inc................................... 15,678    741,256
    Douglas Dynamics, Inc................................  4,778    169,141
    Dover Corp........................................... 15,464  1,358,203
*   Ducommun, Inc........................................  1,848     72,756
    Dun & Bradstreet Corp. (The).........................  2,937    425,101
*   DXP Enterprises, Inc.................................  1,836     60,423
#*  Dycom Industries, Inc................................  5,823    338,025
*   Eagle Bulk Shipping, Inc.............................  6,676     27,438
    Eastern Co. (The)....................................    312      8,480
    Eaton Corp. P.L.C.................................... 15,702  1,197,277
*   Echo Global Logistics, Inc...........................  4,801    114,072
    EMCOR Group, Inc.....................................  8,203    535,082
    Emerson Electric Co.................................. 18,474  1,209,493
    Encore Wire Corp.....................................  3,557    191,722
    EnerSys..............................................  6,874    586,077
    Ennis, Inc...........................................  3,943     78,229
    EnPro Industries, Inc................................  4,422    292,073
    Equifax, Inc.........................................  5,790    619,646
    ESCO Technologies, Inc...............................  3,134    204,055
    Espey Manufacturing & Electronics Corp...............    200      5,190
*   Esterline Technologies Corp..........................  5,158    627,729
    Expeditors International of Washington, Inc.......... 11,771    815,730
    Exponent, Inc........................................  7,621    380,745
#   Fastenal Co.......................................... 16,865  1,019,658
    Federal Signal Corp..................................  7,980    175,400
    FedEx Corp........................................... 15,572  2,765,120
#   Flowserve Corp....................................... 13,472    593,307
    Fluor Corp........................................... 19,205    702,327
    Forrester Research, Inc..............................  3,145    141,242
#   Fortive Corp......................................... 15,777  1,183,117
    Fortune Brands Home & Security, Inc.................. 22,808  1,033,202
    Forward Air Corp.....................................  5,175    302,893
*   Franklin Covey Co....................................  1,696     41,315
    Franklin Electric Co., Inc...........................  6,549    312,911
*   FreightCar America, Inc..............................  1,800     12,816
*   FTI Consulting, Inc..................................  4,198    286,807
*   Gardner Denver Holdings, Inc......................... 31,052    766,053
#   GATX Corp............................................  6,389    483,520
*   Genco Shipping & Trading, Ltd........................  4,464     32,900
*   Gencor Industries, Inc...............................  1,048     14,525
*   Generac Holdings, Inc................................ 11,947    632,355
*   Genesee & Wyoming, Inc., Class A.....................  6,694    525,613
*   Gibraltar Industries, Inc............................  4,567    162,814
    Global Brass & Copper Holdings, Inc..................  6,453    195,139
*   GMS, Inc.............................................  6,537    123,745
*   Golden Ocean Group, Ltd.............................. 11,267     57,124
*   Goldfield Corp. (The)................................  5,963     16,279
    Gorman-Rupp Co. (The)................................  4,380    151,329
*   GP Strategies Corp...................................  2,129     32,020
    Graco, Inc........................................... 20,719    897,754
    GrafTech International, Ltd.......................... 27,087    357,819
    Graham Corp..........................................    739     16,554
#   Granite Construction, Inc............................  7,292    315,160
*   Great Lakes Dredge & Dock Corp.......................  8,897     62,902

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U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
INDUSTRIALS -- (Continued)
    Greenbrier Cos., Inc. (The)..........................  6,626 $  281,009
    Griffon Corp.........................................  7,377    117,368
    H&E Equipment Services, Inc..........................  7,894    211,322
*   Harsco Corp.......................................... 14,778    314,771
#   Hawaiian Holdings, Inc............................... 10,602    339,476
*   HD Supply Holdings, Inc.............................. 29,238  1,226,242
#   Healthcare Services Group, Inc.......................  8,599    375,088
    Heartland Express, Inc............................... 15,098    302,111
#   HEICO Corp...........................................  3,801    321,184
    HEICO Corp., Class A.................................  5,833    408,485
    Heidrick & Struggles International, Inc..............  2,552     84,344
*   Herc Holdings, Inc...................................  6,636    245,864
*   Heritage-Crystal Clean, Inc..........................  2,711     69,402
    Herman Miller, Inc................................... 10,980    375,845
#*  Hertz Global Holdings, Inc........................... 16,806    278,812
    Hexcel Corp.......................................... 13,716    928,710
*   Hill International, Inc..............................  4,939     16,694
    Hillenbrand, Inc..................................... 12,791    542,338
    HNI Corp.............................................  7,531    292,730
    Honeywell International, Inc......................... 22,401  3,217,456
*   Houston Wire & Cable Co..............................  3,000     18,810
*   Hub Group, Inc., Class A.............................  6,456    287,357
    Hubbell, Inc.........................................  9,488  1,037,323
*   Hudson Global, Inc...................................  2,300      3,358
#*  Hudson Technologies, Inc.............................  5,402      6,320
    Hurco Cos., Inc......................................    876     33,595
*   Huron Consulting Group, Inc..........................  3,546    171,449
#*  Huttig Building Products, Inc........................    812      1,949
    Hyster-Yale Materials Handling, Inc..................  1,661    115,589
    ICF International, Inc...............................  2,339    154,187
    IDEX Corp............................................  5,830    803,724
*   IES Holdings, Inc....................................  2,130     35,656
    Illinois Tool Works, Inc.............................  9,081  1,246,912
    Ingersoll-Rand P.L.C................................. 19,674  1,968,187
*   InnerWorkings, Inc................................... 10,091     46,318
*   Innovative Solutions & Support, Inc..................    400        856
    Insperity, Inc.......................................  5,336    569,244
    Insteel Industries, Inc..............................  2,607     57,589
    Interface, Inc....................................... 11,789    193,457
    ITT, Inc............................................. 13,542    711,768
    Jacobs Engineering Group, Inc........................ 10,764    697,507
    JB Hunt Transport Services, Inc...................... 11,529  1,234,064
#*  JELD-WEN Holding, Inc................................ 15,592    278,161
*   JetBlue Airways Corp................................. 35,705    642,333
    John Bean Technologies Corp..........................  5,576    442,957
    Johnson Controls International P.L.C................. 29,933  1,010,837
    Kadant, Inc..........................................  1,782    152,005
    Kaman Corp...........................................  4,466    264,030
    Kansas City Southern.................................  6,579    695,729
    KAR Auction Services, Inc............................ 21,590  1,122,896
    KBR, Inc............................................. 25,810    443,932
    Kelly Services, Inc., Class A........................  6,650    148,960
    Kennametal, Inc...................................... 14,001    526,158
#*  KeyW Holding Corp. (The).............................  7,421     53,283
    Kforce, Inc..........................................  7,607    249,586
    Kimball International, Inc., Class B.................  8,202    115,894
*   Kirby Corp...........................................  6,737    504,669
#   Knight-Swift Transportation Holdings, Inc............ 20,724    657,987
    Knoll, Inc...........................................  8,232    165,957

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
INDUSTRIALS -- (Continued)
    Korn/Ferry International.............................  6,567 $  299,455
    Landstar System, Inc.................................  4,737    481,184
*   Lawson Products, Inc.................................    700     20,720
*   LB Foster Co., Class A...............................  1,400     25,018
#   Lennox International, Inc............................  1,620    371,434
    Lincoln Electric Holdings, Inc.......................  8,864    766,204
    Lindsay Corp.........................................  1,207    103,657
    LS Starrett Co. (The), Class A.......................    230      1,449
    LSC Communications, Inc..............................  5,785     45,875
    LSI Industries, Inc..................................  3,205     10,480
*   Lydall, Inc..........................................  2,299     60,969
#   Macquarie Infrastructure Corp........................ 11,967    516,615
*   Manitowoc Co., Inc. (The)............................  5,671     86,313
    ManpowerGroup, Inc................................... 10,798    853,366
    Marten Transport, Ltd................................  7,874    152,362
    Masco Corp........................................... 11,298    366,168
*   Masonite International Corp..........................  5,033    287,888
#*  MasTec, Inc.......................................... 14,685    651,720
    Matson, Inc..........................................  8,726    292,408
    Matthews International Corp., Class A................  6,861    305,246
    McGrath RentCorp.....................................  4,273    215,359
#*  Mercury Systems, Inc.................................  5,103    299,189
*   Meritor, Inc......................................... 17,090    353,421
#*  Middleby Corp. (The).................................  8,383    986,008
*   Milacron Holdings Corp............................... 11,371    157,602
    Miller Industries, Inc...............................  1,300     39,065
*   Mistras Group, Inc...................................  3,322     48,867
    Mobile Mini, Inc.....................................  6,113    231,010
    Moog, Inc., Class A..................................  4,615    412,904
*   MRC Global, Inc...................................... 10,329    161,339
    MSA Safety, Inc......................................  3,617    362,351
    MSC Industrial Direct Co., Inc., Class A.............  7,179    599,375
    Mueller Industries, Inc.............................. 10,050    260,396
    Mueller Water Products, Inc., Class A................ 27,861    275,267
#   Multi-Color Corp.....................................  3,128    145,608
*   MYR Group, Inc.......................................  2,344     71,422
    Navigant Consulting, Inc.............................  5,929    153,680
*   Navistar International Corp.......................... 11,807    387,742
*   NCI Building Systems, Inc............................ 11,654     95,097
#*  Nexeo Solutions, Inc.................................  6,008     56,475
    Nielsen Holdings P.L.C............................... 29,392    754,787
*   NL Industries, Inc...................................  7,700     29,183
#   NN, Inc..............................................  5,147     46,992
    Nordson Corp.........................................  9,116  1,181,798
    Norfolk Southern Corp................................ 14,398  2,415,121
*   Northwest Pipe Co....................................  1,465     33,754
#*  NOW, Inc............................................. 19,244    260,371
*   NV5 Global, Inc......................................  1,346     95,256
    nVent Electric P.L.C................................. 16,383    409,903
    Old Dominion Freight Line, Inc.......................  8,138  1,106,198
#   Omega Flex, Inc......................................  1,381     87,417
*   Orion Group Holdings, Inc............................  3,661     15,449
    Oshkosh Corp......................................... 10,884    816,844
    Owens Corning........................................ 18,848    987,447
    PACCAR, Inc.......................................... 41,334  2,708,204
*   PAM Transportation Services, Inc.....................    751     36,912
    Parker-Hannifin Corp................................. 10,619  1,750,117
    Park-Ohio Holdings Corp..............................  1,783     57,912
*   Patrick Industries, Inc..............................  5,181    206,722

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
INDUSTRIALS -- (Continued)
*   Patriot Transportation Holding, Inc..................    133 $    2,583
    Pentair P.L.C........................................ 26,308  1,083,627
*   Performant Financial Corp............................  6,812     14,510
*   Perma-Pipe International Holdings, Inc...............    300      2,610
*   PGT Innovations, Inc................................. 14,454    240,515
*   PICO Holdings, Inc...................................  3,320     32,237
    Pitney Bowes, Inc.................................... 35,018    252,480
    Powell Industries, Inc...............................  1,301     36,311
    Preformed Line Products Co...........................    889     49,340
    Primoris Services Corp...............................  8,827    176,099
*   Proto Labs, Inc......................................  2,237    277,724
#   Quad/Graphics, Inc...................................  7,683    103,797
    Quanex Building Products Corp........................  5,988     93,712
    Quanta Services, Inc................................. 13,074    462,035
*   Radiant Logistics, Inc...............................  4,889     24,152
    Raven Industries, Inc................................  5,425    200,671
*   RBC Bearings, Inc....................................  2,558    356,636
*   RCM Technologies, Inc................................    300      1,170
    Regal Beloit Corp....................................  7,258    557,124
    Republic Services, Inc............................... 25,445  1,951,886
*   Resideo Technologies, Inc............................  4,395     96,382
    Resources Connection, Inc............................  5,098     85,188
#   REV Group, Inc....................................... 10,564     87,787
*   Rexnord Corp......................................... 16,200    423,630
    Robert Half International, Inc....................... 14,522    935,652
    Rockwell Automation, Inc.............................  7,799  1,322,086
#   Rollins, Inc......................................... 10,666    397,202
    Roper Technologies, Inc..............................  1,658    469,645
#   RR Donnelley & Sons Co...............................  1,892      9,649
    Rush Enterprises, Inc., Class A......................  4,805    183,791
    Ryder System, Inc.................................... 10,547    610,777
*   Saia, Inc............................................  4,422    265,187
    Schneider National, Inc., Class B.................... 10,750    228,330
#   Scorpio Bulkers, Inc.................................  8,594     38,845
*   Sensata Technologies Holding P.L.C................... 28,502  1,353,845
*   SIFCO Industries, Inc................................    157        509
    Simpson Manufacturing Co., Inc.......................  6,586    404,249
#*  SiteOne Landscape Supply, Inc........................  4,790    255,307
    SkyWest, Inc.........................................  9,826    500,635
    Snap-on, Inc.........................................  5,588    927,552
    Southwest Airlines Co................................ 32,776  1,860,366
*   SP Plus Corp.........................................  3,718    123,066
    Spartan Motors, Inc..................................  4,649     39,145
    Spirit AeroSystems Holdings, Inc., Class A........... 10,167    847,928
*   Spirit Airlines, Inc................................. 11,374    669,019
*   SPX Corp.............................................  6,379    189,775
*   SPX FLOW, Inc........................................  7,343    240,630
    Standex International Corp...........................  1,553    115,823
    Stanley Black & Decker, Inc..........................  9,502  1,201,433
    Steelcase, Inc., Class A............................. 16,047    264,775
#*  Stericycle, Inc......................................  8,516    375,385
*   Sterling Construction Co., Inc.......................  2,955     39,124
    Sun Hydraulics Corp..................................  3,737    132,365
#*  Sunrun, Inc.......................................... 18,796    249,987
    Systemax, Inc........................................  5,216    121,741
#*  Team, Inc............................................  2,690     38,575
*   Teledyne Technologies, Inc...........................  4,293    962,576
    Tennant Co...........................................  3,041    178,598
#   Terex Corp...........................................  9,836    302,064

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------ ------------
INDUSTRIALS -- (Continued)
    Tetra Tech, Inc......................................  7,608 $    419,886
*   Textainer Group Holdings, Ltd........................  9,854      128,299
*   Thermon Group Holdings, Inc..........................  3,864       89,104
    Timken Co. (The).....................................  9,088      387,058
    Titan International, Inc.............................  8,488       47,703
*   Titan Machinery, Inc.................................  2,176       40,778
    Toro Co. (The)....................................... 13,431      799,144
#*  TPI Composites, Inc..................................  5,126      155,164
#*  TransDigm Group, Inc.................................  1,446      565,386
#   TransUnion...........................................  8,503      517,152
*   Trex Co., Inc........................................  8,430      588,077
*   TriMas Corp..........................................  7,022      203,568
*   TriNet Group, Inc.................................... 11,811      539,290
#   Trinity Industries, Inc.............................. 23,958      560,138
    Triton International, Ltd............................ 14,987      538,783
#   Triumph Group, Inc...................................  8,322      148,548
*   TrueBlue, Inc........................................  6,368      155,316
#*  Tutor Perini Corp....................................  8,900      153,169
*   Twin Disc, Inc.......................................  1,100       19,932
*   Ultralife Corp.......................................    900        7,200
    UniFirst Corp........................................  1,551      214,705
    Union Pacific Corp................................... 27,366    4,353,110
*   United Continental Holdings, Inc..................... 31,883    2,782,429
    United Parcel Service, Inc., Class B................. 20,634    2,174,824
*   United Rentals, Inc..................................  9,078    1,137,110
    United Technologies Corp............................. 40,771    4,813,832
#*  Univar, Inc.......................................... 17,407      362,588
    Universal Forest Products, Inc....................... 12,493      385,034
    Universal Logistics Holdings, Inc....................  3,206       65,338
    US Ecology, Inc......................................  4,032      256,717
*   USA Truck, Inc.......................................    905       16,163
    USG Corp............................................. 19,276      831,759
    Valmont Industries, Inc..............................  2,887      372,423
*   Vectrus, Inc.........................................  1,615       40,682
*   Verisk Analytics, Inc................................  9,442    1,108,585
*   Veritiv Corp.........................................  2,207       75,369
    Viad Corp............................................  3,384      178,337
#*  Vicor Corp...........................................  2,134       84,058
*   Volt Information Sciences, Inc.......................    639        2,358
    VSE Corp.............................................  1,308       42,680
    Wabash National Corp................................. 10,621      148,057
*   WABCO Holdings, Inc..................................  8,028      917,038
#   Wabtec Corp..........................................  9,507      657,504
*   WageWorks, Inc.......................................  3,959      124,906
    Waste Management, Inc................................ 15,535    1,486,233
#   Watsco, Inc..........................................  3,021      445,537
    Watts Water Technologies, Inc., Class A..............  3,668      274,623
#*  Welbilt, Inc......................................... 21,470      301,009
#   Werner Enterprises, Inc.............................. 12,747      419,631
*   Wesco Aircraft Holdings, Inc......................... 15,444      134,981
*   WESCO International, Inc.............................  8,764      459,234
*   Willdan Group, Inc...................................  1,339       45,057
#*  Willis Lease Finance Corp............................    856       32,768
    Woodward, Inc........................................  7,921      719,623
    WW Grainger, Inc.....................................  3,989    1,178,311
#*  XPO Logistics, Inc...................................  8,157      495,782
    Xylem, Inc........................................... 13,399      954,813
#*  YRC Worldwide, Inc...................................  2,988       18,645
                                                                 ------------
TOTAL INDUSTRIALS........................................         174,750,058
                                                                 ------------

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U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (18.0%)
#*  3D Systems Corp......................................  13,845 $   176,662
#*  Acacia Communications, Inc...........................   4,290     186,658
    Accenture P.L.C., Class A............................  24,451   3,754,451
*   ACI Worldwide, Inc...................................  16,717     494,155
*   Adobe, Inc...........................................   4,843   1,200,192
    ADTRAN, Inc..........................................   7,336     106,959
*   Advanced Energy Industries, Inc......................   6,456     331,128
#*  Advanced Micro Devices, Inc..........................  55,227   1,348,091
*   Agilysys, Inc........................................   2,641      46,746
*   Akamai Technologies, Inc.............................  11,141     725,279
#*  Alarm.com Holdings, Inc..............................   4,305     270,914
    Alliance Data Systems Corp...........................   6,194   1,099,992
*   Alpha & Omega Semiconductor, Ltd.....................   2,773      33,026
*   Altair Engineering, Inc., Class A....................   1,834      59,385
#*  Alteryx, Inc., Class A...............................     585      41,623
#*  Ambarella, Inc.......................................   3,757     142,766
    Amdocs, Ltd..........................................  12,882     719,846
    American Software, Inc., Class A.....................   2,466      27,274
*   Amkor Technology, Inc................................  42,762     342,096
    Amphenol Corp., Class A..............................  12,151   1,068,316
*   Amtech Systems, Inc..................................     531       2,671
    Analog Devices, Inc..................................  13,053   1,290,420
*   Anixter International, Inc...........................   6,323     383,869
*   ANSYS, Inc...........................................   3,967     651,976
*   Appfolio, Inc., Class A..............................   1,797     113,768
    Apple, Inc........................................... 185,961  30,951,349
    Applied Materials, Inc...............................  36,747   1,436,073
*   Applied Optoelectronics, Inc.........................   1,137      19,761
*   Arista Networks, Inc.................................   1,632     350,521
#*  Arlo Technologies, Inc...............................   6,293      45,247
*   ARRIS International P.L.C............................  25,688     806,346
*   Arrow Electronics, Inc...............................  11,848     899,856
*   Aspen Technology, Inc................................   6,146     593,888
*   Atlassian Corp. P.L.C., Class A......................     969      95,350
*   Autodesk, Inc........................................   2,501     368,147
    Automatic Data Processing, Inc.......................  12,942   1,809,809
*   Avid Technology, Inc.................................   4,744      22,581
    Avnet, Inc...........................................  13,742     566,170
    AVX Corp.............................................  26,735     474,546
*   Aware, Inc...........................................   2,169       7,635
*   Axcelis Technologies, Inc............................   5,425     113,003
#*  AXT, Inc.............................................   5,700      23,427
    Badger Meter, Inc....................................   5,529     291,876
    Bel Fuse, Inc., Class B..............................   1,369      31,597
#   Belden, Inc..........................................   7,034     377,093
    Benchmark Electronics, Inc...........................   7,549     191,896
*   Black Knight, Inc....................................  13,588     668,394
    Blackbaud, Inc.......................................   4,232     303,011
    Booz Allen Hamilton Holding Corp.....................  14,872     730,661
*   Bottomline Technologies De, Inc......................   2,535     130,933
    Broadcom, Inc........................................  20,072   5,384,314
    Broadridge Financial Solutions, Inc..................   7,851     791,616
#*  BroadVision, Inc.....................................     200         340
    Brooks Automation, Inc...............................   8,503     264,698
*   BSQUARE Corp.........................................   1,400       2,996
    Cabot Microelectronics Corp..........................   4,892     498,446
*   CACI International, Inc., Class A....................   3,266     546,010
*   Cadence Design Systems, Inc..........................  12,785     614,064
#*  CalAmp Corp..........................................   2,256      32,509

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
*   Calix, Inc...........................................   5,648 $   61,450
#*  Carbonite, Inc.......................................   3,977    113,901
*   Cardtronics P.L.C., Class A..........................   8,186    221,595
    Cass Information Systems, Inc........................   1,795     88,117
    CCUR Holdings, Inc...................................   1,400      5,222
    CDK Global, Inc......................................  10,181    497,953
    CDW Corp.............................................   9,329    776,826
*   CEVA, Inc............................................   1,793     50,993
*   Ciena Corp...........................................  16,106    613,478
*   Cirrus Logic, Inc....................................  10,090    374,843
    Cisco Systems, Inc................................... 183,121  8,659,792
*   Cision, Ltd..........................................  19,371    240,200
    Citrix Systems, Inc..................................   8,342    855,389
*   Clearfield, Inc......................................     600      7,062
#   Cognex Corp..........................................   9,510    432,705
    Cognizant Technology Solutions Corp., Class A........  20,113  1,401,474
#*  Coherent, Inc........................................   2,590    306,138
    Cohu, Inc............................................   5,805    101,820
*   CommScope Holding Co., Inc...........................  20,226    422,926
    Communications Systems, Inc..........................     400        940
*   CommVault Systems, Inc...............................   1,529    101,021
*   Computer Task Group, Inc.............................   1,668      7,089
    Comtech Telecommunications Corp......................   4,246    106,023
*   Conduent, Inc........................................  25,856    329,664
#*  Control4 Corp........................................   2,838     56,391
*   CoreLogic, Inc.......................................  14,750    535,425
*   Coupa Software, Inc..................................     445     38,697
*   Cray, Inc............................................   5,378    117,993
#*  Cree, Inc............................................  13,221    666,735
    CSG Systems International, Inc.......................   6,579    238,094
    CTS Corp.............................................   5,074    143,949
*   CyberOptics Corp.....................................   1,062     22,398
    Cypress Semiconductor Corp...........................  44,455    616,591
    Daktronics, Inc......................................   6,045     45,519
*   Dell Technologies, Class C...........................   4,610    224,000
#   Diebold Nixdorf, Inc.................................   7,621     32,389
*   Digi International, Inc..............................   3,785     44,890
*   Diodes, Inc..........................................   8,374    281,618
    Dolby Laboratories, Inc., Class A....................   7,124    460,424
#*  Dropbox, Inc., Class A...............................   2,397     59,230
*   DSP Group, Inc.......................................   4,082     51,596
    DXC Technology Co....................................  29,703  1,904,556
#*  Eastman Kodak Co.....................................   2,896      8,427
#   Ebix, Inc............................................   4,651    265,665
*   EchoStar Corp., Class A..............................   8,692    356,198
*   Electro Scientific Industries, Inc...................   5,745    172,350
*   Electronics for Imaging, Inc.........................   7,649    202,010
#*  Ellie Mae, Inc.......................................   3,594    272,425
*   EMCORE Corp..........................................   2,998     13,161
*   Endurance International Group Holdings, Inc..........  19,562    158,452
#   Entegris, Inc........................................  21,829    721,448
*   Envestnet, Inc.......................................   2,507    136,005
*   EPAM Systems, Inc....................................   4,939    698,770
*   ePlus, Inc...........................................   2,419    191,633
*   Euronet Worldwide, Inc...............................   7,707    886,382
    EVERTEC, Inc.........................................  13,073    361,730
*   ExlService Holdings, Inc.............................   4,954    284,855
*   F5 Networks, Inc.....................................   4,039    650,077
*   Fabrinet.............................................   5,916    336,265

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U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Fair Isaac Corp......................................   3,259 $   733,927
*   FARO Technologies, Inc...............................   2,355     100,135
    Fidelity National Information Services, Inc..........  11,503   1,202,409
*   Finisar Corp.........................................  22,305     508,108
*   First Data Corp., Class A............................  46,214   1,139,175
#*  First Solar, Inc.....................................  13,047     660,048
*   Fiserv, Inc..........................................  11,370     942,914
#*  Fitbit, Inc., Class A................................  26,095     161,006
*   FleetCor Technologies, Inc...........................   8,482   1,711,752
*   Flex, Ltd............................................  50,801     488,706
    FLIR Systems, Inc....................................  16,712     816,883
*   FormFactor, Inc......................................  10,578     158,882
*   Fortinet, Inc........................................   5,439     416,464
*   Frequency Electronics, Inc...........................     400       5,304
*   Gartner, Inc.........................................   3,950     536,765
    Genpact, Ltd.........................................  27,871     831,392
    Global Payments, Inc.................................   7,183     806,507
#*  Globant SA...........................................   3,400     229,840
*   GoDaddy, Inc., Class A...............................   7,501     514,794
*   GSI Technology, Inc..................................   1,378      10,624
#*  GTT Communications, Inc..............................   7,469     191,206
*   Guidewire Software, Inc..............................   4,687     406,269
    Hackett Group, Inc. (The)............................   7,650     137,623
*   Harmonic, Inc........................................  12,292      65,025
    Hewlett Packard Enterprise Co........................ 110,319   1,719,873
    HP, Inc..............................................  24,742     545,066
#*  HubSpot, Inc.........................................     518      82,005
#*  Ichor Holdings, Ltd..................................   4,545      93,491
*   ID Systems, Inc......................................     100         605
#*  II-VI, Inc...........................................   8,512     323,116
#*  Immersion Corp.......................................   4,084      38,757
#*  Infinera Corp........................................  23,427     103,079
#*  Inphi Corp...........................................   1,905      75,133
*   Insight Enterprises, Inc.............................   6,505     298,710
*   Integrated Device Technology, Inc....................   9,293     453,963
    Intel Corp........................................... 291,195  13,721,108
    InterDigital, Inc....................................   5,901     429,652
#*  Internap Corp........................................   2,275      12,308
    International Business Machines Corp.................  33,686   4,528,072
    Intuit, Inc..........................................   6,697   1,445,347
#*  IPG Photonics Corp...................................   3,408     453,264
*   Itron, Inc...........................................   4,124     225,294
#   j2 Global, Inc.......................................   8,145     612,178
    Jabil, Inc...........................................  32,364     862,501
    Jack Henry & Associates, Inc.........................   4,370     583,613
    Juniper Networks, Inc................................  19,558     507,335
    KEMET Corp...........................................   9,197     162,971
*   Key Tronic Corp......................................     700       5,075
*   Keysight Technologies, Inc...........................   8,105     599,932
*   Kimball Electronics, Inc.............................   4,412      71,342
    KLA-Tencor Corp......................................  11,764   1,253,689
*   Knowles Corp.........................................  16,465     256,854
#*  Kopin Corp...........................................   8,422      11,622
    Kulicke & Soffa Industries, Inc......................  10,024     225,841
*   KVH Industries, Inc..................................   2,284      25,535
    Lam Research Corp....................................  18,750   3,179,625
*   Lattice Semiconductor Corp...........................  13,214     103,069
    Leidos Holdings, Inc.................................  10,089     585,162
*   Limelight Networks, Inc..............................  10,418      32,504

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
#   Littelfuse, Inc......................................   3,149 $   553,342
#*  LiveRamp Holdings, Inc...............................  11,698     508,161
    LogMeIn, Inc.........................................   5,084     472,914
#*  Lumentum Holdings, Inc...............................   7,258     354,989
*   Luxoft Holding, Inc..................................   3,232     187,553
#*  MACOM Technology Solutions Holdings, Inc.............   4,085      73,653
#*  MagnaChip Semiconductor Corp.........................   3,475      20,781
*   Manhattan Associates, Inc............................  10,022     488,773
#   Marvell Technology Group, Ltd........................  34,703     643,047
    Mastercard, Inc., Class A............................  26,545   5,604,446
    Maxim Integrated Products, Inc.......................  15,883     861,970
    MAXIMUS, Inc.........................................  10,041     704,175
#*  MaxLinear, Inc.......................................   7,572     148,563
#*  Maxwell Technologies, Inc............................   1,381       4,115
#   Mesa Laboratories, Inc...............................     245      55,500
    Methode Electronics, Inc.............................   5,545     142,784
#   Microchip Technology, Inc............................  15,246   1,225,321
*   Micron Technology, Inc...............................  79,107   3,023,470
    Microsoft Corp....................................... 234,450  24,483,613
*   MicroStrategy, Inc., Class A.........................   1,129     143,259
*   Mimecast, Ltd........................................   1,199      45,046
#*  MINDBODY, Inc., Class A..............................   2,178      79,410
    MKS Instruments, Inc.................................   8,036     655,979
*   MoneyGram International, Inc.........................   6,035      12,855
#   Monolithic Power Systems, Inc........................   2,213     280,077
    Monotype Imaging Holdings, Inc.......................   3,918      65,039
    Motorola Solutions, Inc..............................   4,388     513,001
    MTS Systems Corp.....................................   2,499     125,100
*   Nanometrics, Inc.....................................   3,351     102,507
*   Napco Security Technologies, Inc.....................     990      15,553
    National Instruments Corp............................  11,619     513,792
#*  NCR Corp.............................................  20,108     537,889
#*  NeoPhotonics Corp....................................   3,479      25,118
    NetApp, Inc..........................................  19,340   1,233,312
*   NETGEAR, Inc.........................................   3,178     125,881
*   Netscout Systems, Inc................................  13,803     357,912
*   New Relic, Inc.......................................     959      97,482
    NIC, Inc.............................................   9,323     152,897
*   Novanta, Inc.........................................   5,733     399,475
#*  Nuance Communications, Inc...........................  28,908     458,770
#*  Nutanix, Inc., Class A...............................     974      49,898
    NVE Corp.............................................     473      45,072
    NVIDIA Corp..........................................  15,020   2,159,125
#*  Okta, Inc............................................   1,408     116,061
*   ON Semiconductor Corp................................  64,542   1,293,422
*   OneSpan, Inc.........................................   4,122      60,140
    Oracle Corp..........................................  97,250   4,884,867
#*  OSI Systems, Inc.....................................   2,831     253,912
*   Palo Alto Networks, Inc..............................     658     141,352
#*  PAR Technology Corp..................................     700      17,451
    Park Electrochemical Corp............................   2,637      60,071
    Paychex, Inc.........................................  18,276   1,293,941
#*  Paycom Software, Inc.................................   5,675     841,262
*   Paylocity Holding Corp...............................   2,556     181,553
*   PayPal Holdings, Inc.................................  10,382     921,506
    PC Connection, Inc...................................   4,626     153,259
*   PCM, Inc.............................................   1,200      25,620
    PC-Tel, Inc..........................................     700       3,703
#*  PDF Solutions, Inc...................................   3,755      39,465

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
INFORMATION TECHNOLOGY -- (Continued)
    Pegasystems, Inc.....................................  1,997 $  112,411
#*  Perceptron, Inc......................................    800      6,176
*   Perficient, Inc......................................  5,213    132,984
    Perspecta, Inc....................................... 27,597    553,320
*   PFSweb, Inc..........................................  1,937     11,796
*   Photronics, Inc......................................  9,051     96,755
#*  Pivotal Software, Inc., Class A......................  5,539    102,416
    Plantronics, Inc.....................................  4,745    184,059
*   Plexus Corp..........................................  3,264    183,176
    Power Integrations, Inc..............................  3,544    233,904
    Presidio, Inc........................................  9,884    157,452
*   PRGX Global, Inc.....................................  2,000     18,320
    Progress Software Corp...............................  8,011    290,239
*   Proofpoint, Inc......................................    880     89,646
*   PTC, Inc.............................................    633     53,672
*   Pure Storage, Inc., Class A..........................  6,614    118,457
    QAD, Inc., Class A...................................  1,197     50,466
    QAD, Inc., Class B...................................    160      4,880
*   Qorvo, Inc........................................... 12,893    842,686
    QUALCOMM, Inc........................................ 34,768  1,721,711
#*  Qualys, Inc..........................................  3,354    290,222
*   Quantenna Communications, Inc........................  3,874     57,878
*   Rambus, Inc.......................................... 17,769    160,276
*   RealNetworks, Inc....................................  4,961     13,097
*   RealPage, Inc........................................  3,624    202,110
*   Red Hat, Inc.........................................  4,806    854,699
*   Ribbon Communications, Inc........................... 13,426     74,917
    Richardson Electronics, Ltd..........................    900      6,633
*   RingCentral, Inc., Class A...........................    851     78,666
#*  Rogers Corp..........................................  1,882    238,845
*   Rubicon Project, Inc. (The)..........................  4,400     19,624
*   Rudolph Technologies, Inc............................  5,748    124,847
    Sabre Corp........................................... 35,667    819,628
*   salesforce.com, Inc..................................  5,143    781,582
*   Sanmina Corp......................................... 12,837    400,771
    Sapiens International Corp. NV.......................  2,269     27,682
*   ScanSource, Inc......................................  4,044    154,926
    Science Applications International Corp..............  9,454    634,742
    Seagate Technology P.L.C............................. 21,865    968,182
*   Semtech Corp.........................................  6,025    292,574
#*  ServiceNow, Inc......................................    712    156,654
*   ServiceSource International, Inc.....................  4,300      5,160
*   Silicon Laboratories, Inc............................  3,027    231,565
    Skyworks Solutions, Inc.............................. 20,277  1,481,032
#*  SMART Global Holdings, Inc...........................  2,728     67,682
*   SMTC Corp............................................  1,466      7,198
#*  SolarEdge Technologies, Inc..........................  8,198    358,990
*   Splunk, Inc..........................................  1,083    135,202
*   SPS Commerce, Inc....................................  1,207    107,013
#*  Square, Inc., Class A................................  1,700    121,295
    SS&C Technologies Holdings, Inc...................... 13,106    674,828
#*  StarTek, Inc.........................................  2,316     16,189
*   Stratasys, Ltd.......................................  9,417    240,416
#*  Super Micro Computer, Inc............................  7,085    106,984
*   Sykes Enterprises, Inc...............................  6,685    184,305
    Symantec Corp........................................ 12,414    260,942
#*  Synaptics, Inc.......................................  3,759    149,608
*   Synchronoss Technologies, Inc........................  4,424     31,720
    SYNNEX Corp..........................................  8,042    778,144

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------ ------------
INFORMATION TECHNOLOGY -- (Continued)
*   Synopsys, Inc........................................  5,499 $    513,332
#*  Tableau Software, Inc., Class A......................  2,113      270,126
    TE Connectivity, Ltd................................. 21,322    1,726,016
*   Tech Data Corp.......................................  6,128      586,021
*   Telaria, Inc.........................................  5,147       16,419
*   Telenav, Inc.........................................  4,400       19,492
*   Teradata Corp........................................ 12,614      559,809
#   Teradyne, Inc........................................ 27,617      993,936
    TESSCO Technologies, Inc.............................    672       10,759
    Texas Instruments, Inc............................... 36,671    3,692,036
    TiVo Corp............................................ 14,680      163,388
    Total System Services, Inc........................... 12,321    1,104,085
#*  Trade Desk, Inc. (The), Class A......................  2,206      314,752
    TransAct Technologies, Inc...........................    400        4,152
    Travelport Worldwide, Ltd............................ 17,639      276,227
*   Trimble, Inc......................................... 15,338      577,629
    TTEC Holdings, Inc...................................  7,261      242,735
#*  TTM Technologies, Inc................................ 16,342      187,606
#*  Twilio, Inc., Class A................................  1,463      162,861
*   Tyler Technologies, Inc..............................  2,336      441,948
#   Ubiquiti Networks, Inc...............................  6,407      693,301
*   Ultimate Software Group, Inc. (The)..................    306       83,559
#*  Ultra Clean Holdings, Inc............................  5,638       66,867
#*  Unisys Corp..........................................  6,481       84,771
#   Universal Display Corp...............................  3,472      360,498
#*  Upland Software, Inc.................................    318        9,934
*   Veeco Instruments, Inc...............................  7,204       70,671
*   Verint Systems, Inc..................................  6,720      325,046
*   VeriSign, Inc........................................  3,455      584,828
    Versum Materials, Inc................................ 15,323      563,427
#*  ViaSat, Inc..........................................  5,754      360,718
*   Viavi Solutions, Inc................................. 25,866      287,630
*   Virtusa Corp.........................................  4,283      207,811
#   Visa, Inc., Class A.................................. 46,198    6,237,192
    Vishay Intertechnology, Inc.......................... 22,767      443,956
*   Vishay Precision Group, Inc..........................    793       26,510
    VMware, Inc., Class A................................    640       96,685
    Wayside Technology Group, Inc........................    200        2,100
    Western Digital Corp................................. 17,000      764,830
    Western Union Co. (The).............................. 24,014      438,255
*   WEX, Inc.............................................  4,611      743,893
*   Workday, Inc., Class A...............................    696      126,345
*   Worldpay, Inc., Class A.............................. 14,301    1,193,847
    Xilinx, Inc.......................................... 14,245    1,594,585
    Xperi Corp...........................................  6,862      147,053
*   Zebra Technologies Corp., Class A....................  6,818    1,183,605
*   Zendesk, Inc.........................................  1,331       89,882
*   Zix Corp.............................................  5,219       37,159
                                                                 ------------
TOTAL INFORMATION TECHNOLOGY.............................         240,507,689
                                                                 ------------
MATERIALS -- (4.8%)
>>  A Schulman, Inc......................................  3,965        5,680
*   AdvanSix, Inc........................................  5,953      188,353
#*  AgroFresh Solutions, Inc.............................  3,300       13,266
    Air Products & Chemicals, Inc........................ 10,334    1,698,806
#*  AK Steel Holding Corp................................ 49,152      144,998
#   Albemarle Corp....................................... 12,823    1,035,201
*   Alcoa Corp........................................... 22,972      681,809
#*  Allegheny Technologies, Inc.......................... 22,204      608,168

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
MATERIALS -- (Continued)
    American Vanguard Corp...............................   4,707 $   82,467
#*  Ampco-Pittsburgh Corp................................   1,853      6,448
    AptarGroup, Inc......................................   9,909    982,180
    Ashland Global Holdings, Inc.........................   6,006    455,855
    Avery Dennison Corp..................................  10,043  1,048,991
*   Axalta Coating Systems, Ltd..........................  38,020    974,072
    Balchem Corp.........................................   3,798    315,310
#   Ball Corp............................................  36,925  1,930,439
    Bemis Co., Inc.......................................  14,525    709,401
*   Berry Global Group, Inc..............................  21,968  1,081,924
    Boise Cascade Co.....................................   6,896    189,433
    Cabot Corp...........................................   9,367    439,219
#   Carpenter Technology Corp............................   9,720    459,367
    Celanese Corp........................................  15,773  1,510,422
*   Century Aluminum Co..................................  13,837    127,300
    CF Industries Holdings, Inc..........................  16,256    709,574
    Chase Corp...........................................   1,440    145,181
#   Chemours Co. (The)...................................  15,663    559,952
*   Clearwater Paper Corp................................   3,333    112,389
#   Cleveland-Cliffs, Inc................................  37,112    397,470
*   Coeur Mining, Inc....................................  30,065    154,835
    Commercial Metals Co.................................  22,981    401,018
#   Compass Minerals International, Inc..................   5,651    295,265
    Core Molding Technologies, Inc.......................   1,483     12,902
*   Crown Holdings, Inc..................................  17,752    905,352
    Domtar Corp..........................................  11,860    556,234
    DowDuPont, Inc.......................................  64,133  3,450,997
    Eagle Materials, Inc.................................   5,490    389,790
    Eastman Chemical Co..................................  12,683  1,022,503
    Ecolab, Inc..........................................   7,119  1,126,012
    Element Solutions, Inc...............................  50,894    572,049
*   Ferro Corp...........................................  18,199    303,377
#   Ferroglobe P.L.C.....................................  28,473     65,203
#*  Flotek Industries, Inc...............................   9,677     24,773
    FMC Corp.............................................  10,555    842,289
    Freeport-McMoRan, Inc................................ 160,777  1,871,444
    Friedman Industries, Inc.............................     400      3,084
    FutureFuel Corp......................................   5,733    104,971
*   GCP Applied Technologies, Inc........................  14,313    360,688
    Gold Resource Corp...................................   7,506     33,702
#   Graphic Packaging Holding Co.........................  55,823    673,784
    Greif, Inc., Class A.................................   5,069    197,691
    Greif, Inc., Class B.................................   1,804     81,451
    Hawkins, Inc.........................................   1,749     72,566
    Haynes International, Inc............................   2,316     75,965
    HB Fuller Co.........................................   7,056    348,496
    Hecla Mining Co......................................  75,093    202,751
    Huntsman Corp........................................  41,173    904,571
*   Ingevity Corp........................................   6,393    601,390
    Innophos Holdings, Inc...............................   2,975     88,953
    Innospec, Inc........................................   3,417    240,113
#   International Flavors & Fragrances, Inc..............   5,708    809,280
    International Paper Co...............................  46,353  2,198,523
*   Intrepid Potash, Inc.................................  24,709     76,845
    Kaiser Aluminum Corp.................................   1,125    112,916
*   Koppers Holdings, Inc................................   2,199     50,115
*   Kraton Corp..........................................   6,735    189,927
#   Kronos Worldwide, Inc................................  11,641    153,312
    Linde P.L.C..........................................   8,158  1,329,836

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
MATERIALS -- (Continued)
    Louisiana-Pacific Corp............................... 25,940 $   632,417
#*  LSB Industries, Inc..................................  2,432      18,118
    LyondellBasell Industries NV, Class A................ 22,905   1,992,048
#   Martin Marietta Materials, Inc.......................  4,084     721,561
    Materion Corp........................................  3,299     154,822
    Mercer International, Inc............................  9,632     142,265
    Mosaic Co. (The)..................................... 26,095     842,347
    Myers Industries, Inc................................  5,140      83,576
    Neenah, Inc..........................................  3,401     236,948
    Newmont Mining Corp.................................. 28,868     984,687
    Nucor Corp........................................... 24,867   1,522,855
    Olympic Steel, Inc...................................  1,248      24,049
*   OMNOVA Solutions, Inc................................  6,502      57,933
    Owens-Illinois, Inc.................................. 27,201     545,924
    Packaging Corp. of America........................... 11,336   1,069,212
    PH Glatfelter Co.....................................  8,364     106,892
    PolyOne Corp......................................... 13,939     451,205
    PPG Industries, Inc.................................. 25,765   2,716,662
*   PQ Group Holdings, Inc...............................    800      12,040
#   Quaker Chemical Corp.................................  1,334     272,750
#   Rayonier Advanced Materials, Inc.....................  9,093     131,667
    Reliance Steel & Aluminum Co.........................  9,280     759,846
    Resolute Forest Products, Inc........................ 12,875     100,425
#   Royal Gold, Inc......................................  6,438     562,488
    RPM International, Inc............................... 19,688   1,125,366
*   Ryerson Holding Corp.................................  2,729      19,185
    Schnitzer Steel Industries, Inc., Class A............  3,400      82,280
#   Scotts Miracle-Gro Co. (The).........................  8,543     635,172
#   Sealed Air Corp...................................... 11,721     462,980
#   Sensient Technologies Corp...........................  7,028     441,218
    Sherwin-Williams Co. (The)...........................  3,034   1,278,892
    Silgan Holdings, Inc................................. 18,127     500,668
    Sonoco Products Co................................... 17,799   1,024,866
    Southern Copper Corp.................................  2,905      97,666
    Steel Dynamics, Inc.................................. 27,126     992,540
    Stepan Co............................................  3,841     337,739
#*  Summit Materials, Inc., Class A...................... 19,243     293,648
*   SunCoke Energy, Inc.................................. 13,379     150,380
    Synalloy Corp........................................    498       7,868
#*  TimkenSteel Corp.....................................  6,176      78,620
*   Trecora Resources....................................  2,437      21,129
    Tredegar Corp........................................  4,800      78,288
    Trinseo SA...........................................  7,041     345,361
    Tronox, Ltd., Class A................................ 12,211     106,968
*   UFP Technologies, Inc................................  1,356      44,748
    United States Lime & Minerals, Inc...................    600      41,406
#   United States Steel Corp............................. 29,019     654,088
*   Universal Stainless & Alloy Products, Inc............    900      16,137
#*  US Concrete, Inc.....................................  2,301      81,916
#   Valvoline, Inc....................................... 20,986     464,000
*   Verso Corp., Class A.................................  6,331     156,186
#   Vulcan Materials Co..................................  8,767     891,166
    Warrior Met Coal, Inc................................  9,650     277,245
    Westlake Chemical Corp...............................  5,247     387,753
    WestRock Co.......................................... 16,679     679,002
    Worthington Industries, Inc.......................... 10,315     389,185
    WR Grace & Co........................................  7,589     538,895
                                                                 -----------
TOTAL MATERIALS..........................................         64,363,946
                                                                 -----------

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
REAL ESTATE -- (0.4%)
    Alexander & Baldwin, Inc............................. 11,172 $  257,403
#*  Altisource Portfolio Solutions SA....................  1,456     34,478
*   CBRE Group, Inc., Class A............................ 30,348  1,388,421
#   Consolidated-Tomoka Land Co..........................    400     24,428
    CorePoint Lodging, Inc...............................  2,345     28,703
#*  Five Point Holdings LLC, Class A.....................  3,432     26,323
*   Forestar Group, Inc..................................    569      9,110
*   FRP Holdings, Inc....................................  1,450     73,544
    Griffin Industrial Realty, Inc.......................    375     12,611
    HFF, Inc., Class A...................................  8,045    333,224
*   Howard Hughes Corp. (The)............................  5,226    580,295
    Jones Lang LaSalle, Inc..............................  5,898    845,832
#   Kennedy-Wilson Holdings, Inc......................... 17,337    346,567
*   Marcus & Millichap, Inc..............................  7,113    281,675
    Newmark Group, Inc., Class A......................... 11,566    120,865
*   Rafael Holdings, Inc., Class B.......................  1,879     28,974
    RE/MAX Holdings, Inc., Class A.......................  3,265    136,216
#   Realogy Holdings Corp................................ 21,100    374,525
    RMR Group, Inc. (The), Class A.......................  2,582    170,438
*   St Joe Co. (The).....................................  9,888    153,857
*   Stratus Properties, Inc..............................    889     21,069
#*  Tejon Ranch Co.......................................  3,235     60,883
                                                                 ----------
TOTAL REAL ESTATE........................................         5,309,441
                                                                 ----------
UTILITIES -- (2.1%)
    AES Corp............................................. 41,200    675,268
    ALLETE, Inc..........................................  6,381    490,954
    Alliant Energy Corp..................................  7,185    319,517
    Ameren Corp..........................................  6,748    467,906
    American Electric Power Co., Inc.....................  6,865    543,159
#   American States Water Co.............................  5,259    356,140
    American Water Works Co., Inc........................  5,223    499,684
#   Aqua America, Inc.................................... 12,776    447,799
*   AquaVenture Holdings, Ltd............................  1,722     36,214
    Artesian Resources Corp., Class A....................    900     31,851
#*  Atlantic Power Corp.................................. 16,242     40,767
    Atlantica Yield PLC.................................. 13,916    250,349
    Atmos Energy Corp....................................  3,101    302,751
    Avangrid, Inc........................................  2,894    144,324
#   Avista Corp..........................................  5,597    234,234
    Black Hills Corp.....................................  7,304    495,869
    California Water Service Group.......................  7,092    351,196
    CenterPoint Energy, Inc.............................. 13,373    413,493
    Chesapeake Utilities Corp............................  2,476    224,251
#   Clearway Energy, Inc., Class A.......................  4,404     64,739
    Clearway Energy, Inc., Class C....................... 10,435    157,464
    CMS Energy Corp......................................  7,872    410,446
    Connecticut Water Service, Inc.......................  1,346     91,313
    Consolidated Edison, Inc.............................  6,753    524,370
    Consolidated Water Co., Ltd..........................    959     12,515
    Dominion Energy, Inc................................. 10,615    745,598
    DTE Energy Co........................................  4,878    574,385
    Duke Energy Corp.....................................  9,590    841,810
    Edison International.................................  8,988    512,046
    El Paso Electric Co..................................  5,101    267,905
    Entergy Corp.........................................  5,126    457,188
    Evergy, Inc..........................................  8,651    495,875
    Eversource Energy....................................  8,746    607,060
    Exelon Corp.......................................... 13,590    649,058

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            SHARES       VALUE+
                                                           --------- --------------
UTILITIES -- (Continued)
#    FirstEnergy Corp.....................................    14,192 $      556,326
     Genie Energy, Ltd., Class B..........................     1,601         13,480
     Hawaiian Electric Industries, Inc....................    11,976        445,387
     IDACORP, Inc.........................................     3,564        347,490
     MDU Resources Group, Inc.............................    25,344        651,594
     MGE Energy, Inc......................................     3,981        256,018
     Middlesex Water Co...................................     2,438        137,016
#    National Fuel Gas Co.................................     5,754        329,704
     New Jersey Resources Corp............................    10,994        533,209
     NextEra Energy, Inc..................................     6,463      1,156,748
#    NiSource, Inc........................................    11,817        322,368
#    Northwest Natural Holding Co.........................     3,746        234,500
     NorthWestern Corp....................................     5,895        376,749
     NRG Energy, Inc......................................    12,301        503,234
#    OGE Energy Corp......................................    12,832        525,470
     ONE Gas, Inc.........................................     5,094        418,472
#    Ormat Technologies, Inc..............................     6,540        377,423
     Otter Tail Corp......................................     5,600        271,320
     Pattern Energy Group, Inc., Class A..................    13,751        292,621
*    PG&E Corp............................................     8,497        110,461
     Pinnacle West Capital Corp...........................     7,027        619,219
     PNM Resources, Inc...................................     9,382        399,579
     Portland General Electric Co.........................     9,101        439,760
     PPL Corp.............................................    18,647        584,024
     Public Service Enterprise Group, Inc.................    11,071        603,923
     RGC Resources, Inc...................................       150          4,220
#    Sempra Energy........................................     3,598        420,894
     SJW Group............................................     2,448        146,758
#    South Jersey Industries, Inc.........................    10,935        325,644
     Southern Co. (The)...................................    13,331        647,887
     Southwest Gas Holdings, Inc..........................     5,664        443,605
#    Spark Energy, Inc., Class A..........................     1,000          8,300
     Spire, Inc...........................................     5,872        466,061
     TerraForm Power, Inc., Class A.......................     1,317         15,646
     UGI Corp.............................................     7,779        443,636
     Unitil Corp..........................................     1,532         80,369
     Vectren Corp.........................................     5,126        371,020
*    Vistra Energy Corp...................................    31,015        778,787
     WEC Energy Group, Inc................................     8,319        607,537
     Xcel Energy, Inc.....................................    12,697        664,815
     York Water Co. (The).................................     1,162         38,230
                                                                     --------------
TOTAL UTILITIES...........................................               28,707,002
                                                                     --------------
TOTAL COMMON STOCKS.......................................            1,251,921,619
                                                                     --------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
*>>  Media General, Inc. Contingent Value Rights..........    13,638          1,068
                                                                     --------------
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
     GCI Liberty, Inc.....................................     1,025         25,092
                                                                     --------------
TOTAL INVESTMENT SECURITIES...............................            1,251,947,779
                                                                     --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
     State Street Institutional U.S. Government Money
       Market Fund 2.320%................................. 3,938,628      3,938,628
                                                                     --------------

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES       VALUE+
                                                            --------- --------------
SECURITIES LENDING COLLATERAL -- (6.3%)
@(S)  DFA Short Term Investment Fund....................... 7,286,878 $   84,316,467
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,063,811,776)^^..................................           $1,340,202,874
                                                                      ==============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------------
                                  LEVEL 1         LEVEL 2   LEVEL 3     TOTAL
                               --------------   ----------- ------- --------------
Common Stocks
   Communication Services..... $  114,074,837            --   --    $  114,074,837
   Consumer Discretionary.....    161,850,281            --   --       161,850,281
   Consumer Staples...........     60,309,618            --   --        60,309,618
   Energy.....................     85,591,257            --   --        85,591,257
   Financials.................    233,569,735   $     1,338   --       233,571,073
   Health Care................     82,886,417            --   --        82,886,417
   Industrials................    174,750,058            --   --       174,750,058
   Information Technology.....    240,507,689            --   --       240,507,689
   Materials..................     64,358,266         5,680   --        64,363,946
   Real Estate................      5,309,441            --   --         5,309,441
   Utilities..................     28,707,002            --   --        28,707,002
Preferred Stocks
   Communication Services.....         25,092            --   --            25,092
Rights/Warrants
   Consumer Discretionary.....             --         1,068   --             1,068
Temporary Cash Investments....      3,938,628            --   --         3,938,628
Securities Lending
  Collateral..................             --    84,316,467   --        84,316,467
                               --------------   -----------   --    --------------
TOTAL......................... $1,255,878,321   $84,324,553   --    $1,340,202,874
                               ==============   ===========   ==    ==============

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- -----------
COMMON STOCKS -- (94.5%)
COMMUNICATION SERVICES -- (8.8%)
    A.H. Belo Corp., Class A.............................     200 $       808
    Activision Blizzard, Inc.............................  31,972   1,510,357
*   Alphabet, Inc., Class A..............................  12,997  14,633,192
*   Alphabet, Inc., Class C..............................  13,582  15,162,537
#   Altice USA, Inc., Class A............................  94,760   1,861,086
#   AMC Entertainment Holdings, Inc., Class A............   7,693     112,702
#*  AMC Networks, Inc., Class A..........................   8,450     531,843
#*  ANGI Homeservices, Inc., Class A.....................   9,304     158,168
    AT&T, Inc............................................  93,659   2,815,390
    ATN International, Inc...............................   3,315     247,233
#*  AutoWeb, Inc.........................................     864       2,920
*   Ballantyne Strong, Inc...............................   1,448       2,027
    Beasley Broadcast Group, Inc., Class A...............   1,101       4,977
*   Boingo Wireless, Inc.................................  10,346     249,545
    Cable One, Inc.......................................   1,415   1,251,341
#*  Care.com, Inc........................................   3,200      76,064
#*  Cars.com, Inc........................................  13,989     382,040
    CBS Corp., Class A...................................     482      23,984
    CBS Corp., Class B...................................  37,559   1,857,668
#*  Central European Media Enterprises, Ltd., Class A....  13,095      39,416
    CenturyLink, Inc.....................................  14,620     223,978
*   Charter Communications, Inc., Class A................  14,794   4,897,554
#*  Cincinnati Bell, Inc.................................   6,277      52,350
#   Cinemark Holdings, Inc...............................  23,877     977,047
*   Clear Channel Outdoor Holdings, Inc., Class A........   6,385      35,564
    Cogent Communications Holdings, Inc..................   5,178     250,874
    Comcast Corp., Class A............................... 371,985  13,603,491
#*  comScore, Inc........................................   4,924      96,954
#   Consolidated Communications Holdings, Inc............  14,002     149,541
#*  Daily Journal Corp...................................     490     108,344
*   DHI Group, Inc.......................................   2,357       4,620
#*  Discovery, Inc., Class A.............................  30,230     857,927
*   Discovery, Inc., Class C.............................  66,684   1,777,129
*   DISH Network Corp., Class A..........................  44,259   1,357,424
*   Electronic Arts, Inc.................................  15,743   1,452,134
    Emerald Expositions Events, Inc......................   2,613      37,105
#   Entercom Communications Corp., Class A...............  25,371     185,969
    Entravision Communications Corp., Class A............  13,516      53,253
#   EW Scripps Co. (The), Class A........................  22,068     414,437
*   Facebook, Inc., Class A.............................. 108,148  18,027,190
#   Frontier Communications Corp.........................   5,677      11,354
#   Gannett Co., Inc.....................................  19,028     211,021
#*  GCI Liberty, Inc., Class A...........................   9,281     472,403
#*  Global Eagle Entertainment, Inc......................   2,295       6,105
*   Gray Television, Inc.................................  25,073     418,970
*   Hemisphere Media Group, Inc..........................   1,000      13,260
*   IAC/InterActiveCorp..................................   3,796     802,019
    IDT Corp., Class B...................................   3,461      24,850
*   IMAX Corp............................................   7,797     161,944
*   Intelsat SA..........................................  24,213     589,102
    Interpublic Group of Cos., Inc. (The)................ 115,681   2,631,743
#*  Iridium Communications, Inc..........................  18,004     348,917
    John Wiley & Sons, Inc., Class A.....................  14,877     770,331
    John Wiley & Sons, Inc., Class B.....................     200      10,310

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
COMMUNICATION SERVICES -- (Continued)
*   Liberty Broadband Corp., Class A.....................   3,089 $   261,855
*   Liberty Broadband Corp., Class C.....................  16,216   1,378,684
#*  Liberty Latin America, Ltd., Class A.................  12,581     219,350
*   Liberty Latin America, Ltd., Class C.................  22,922     400,677
#*  Liberty Media Corp.-Liberty Braves, Class A..........     527      14,303
*   Liberty Media Corp.-Liberty Braves, Class C..........   1,166      31,435
#*  Liberty Media Corp.-Liberty Formula One, Class A.....   1,318      40,331
#*  Liberty Media Corp.-Liberty Formula One, Class C.....   2,915      91,444
*   Liberty Media Corp.-Liberty SiriusXM, Class A........   5,275     209,839
*   Liberty Media Corp.-Liberty SiriusXM, Class C........  11,661     465,974
*   Liberty TripAdvisor Holdings, Inc., Class A..........  16,746     278,988
    Lions Gate Entertainment Corp., Class A..............  17,848     327,868
    Lions Gate Entertainment Corp., Class B..............  19,968     350,039
#*  Live Nation Entertainment, Inc.......................  22,405   1,198,892
*   Loral S.p.A.ce & Co.mmunications Inc.................     400      14,444
*   Madison Square Garden Co. (The), Class A.............   2,970     825,363
    Marchex, Inc., Class B...............................   2,015       8,060
#   Match Group, Inc.....................................   7,675     410,536
*   Meet Group, Inc. (The)...............................   3,482      20,126
#   Meredith Corp........................................   6,054     328,551
#*  MSG Networks, Inc., Class A..........................  11,212     251,149
    National CineMedia, Inc..............................  21,103     145,822
*   Netflix, Inc.........................................  22,930   7,784,735
    New Media Investment Group, Inc......................   8,746     119,558
#   New York Times Co. (The), Class A....................  25,000     642,750
    News Corp., Class A..................................  55,816     716,119
    News Corp., Class B..................................  19,684     254,514
#   Nexstar Media Group, Inc., Class A...................  16,250   1,356,387
#   Omnicom Group, Inc...................................  34,929   2,720,270
#*  ORBCOMM, Inc.........................................   7,866      64,029
*   pdvWireless, Inc.....................................   1,027      41,429
*   QuinStreet, Inc......................................   3,300      62,832
*   Reading International, Inc., Class A.................   1,600      25,280
*   Rosetta Stone, Inc...................................   3,020      45,783
    Saga Communications, Inc., Class A...................     369      12,480
    Salem Media Group, Inc...............................   1,000       2,810
    Scholastic Corp......................................   9,232     384,882
    Shenandoah Telecommunications Co.....................  13,321     634,479
    Sinclair Broadcast Group, Inc., Class A..............  25,691     791,540
#   Sirius XM Holdings, Inc.............................. 120,620     703,215
#*  Snap, Inc., Class A..................................  16,407     109,599
    Spok Holdings, Inc...................................   3,028      41,908
#*  Sprint Corp..........................................  80,731     503,761
*   Take-Two Interactive Software, Inc...................   5,546     585,380
*   TechTarget, Inc......................................   6,809      98,730
    TEGNA, Inc...........................................  75,013     880,653
    Telephone & Data Systems, Inc........................  17,146     621,028
*   T-Mobile US, Inc.....................................  22,482   1,565,197
    Townsquare Media, Inc., Class A......................   1,134       6,951
#*  Travelzoo............................................     800       9,840
    Tribune Media Co., Class A...........................   5,261     241,532
*   Tribune Publishing Co................................  12,777     152,941
#*  TripAdvisor, Inc.....................................   9,368     537,536
*   TrueCar Inc..........................................  15,836     148,542
    Twenty-First Century Fox, Inc., Class A.............. 101,283   4,994,265
    Twenty-First Century Fox, Inc., Class B..............  44,833   2,199,507
*   Twitter, Inc.........................................  29,718     997,336
*   United States Cellular Corp..........................   6,027     347,035
    Verizon Communications, Inc.......................... 336,629  18,534,793

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
COMMUNICATION SERVICES -- (Continued)
    Viacom, Inc., Class A................................   2,977 $    102,081
    Viacom, Inc., Class B................................  95,848    2,819,848
*   Vonage Holdings Corp.................................  25,042      228,133
    Walt Disney Co. (The)................................ 107,801   12,021,967
#   World Wrestling Entertainment, Inc., Class A.........   4,631      381,317
#*  Yelp, Inc............................................  15,043      547,866
*   Zayo Group Holdings, Inc.............................  28,903      793,387
*   Zedge, Inc., Class B.................................     894        1,842
#*  Zillow Group, Inc., Class A..........................   4,548      158,316
#*  Zillow Group, Inc., Class C..........................  11,016      386,551
*   Zynga, Inc., Class A................................. 196,626      880,884
                                                                  ------------
TOTAL COMMUNICATION SERVICES.............................          166,494,060
                                                                  ------------
CONSUMER DISCRETIONARY -- (13.6%)
*   1-800-Flowers.com, Inc., Class A.....................   4,534       72,317
    Aaron's, Inc.........................................  13,763      688,976
    Abercrombie & Fitch Co., Class A.....................  14,943      323,815
#   Acushnet Holdings Corp...............................  12,965      298,065
#   Adient P.L.C.........................................   6,701      132,278
*   Adtalem Global Education, Inc........................   1,700       83,130
    Advance Auto Parts, Inc..............................   8,035    1,279,172
*   Amazon.com, Inc......................................  39,032   67,085,469
*   American Axle & Manufacturing Holdings, Inc..........  10,524      155,545
    American Eagle Outfitters, Inc.......................  39,731      839,119
*   America's Car-Mart, Inc..............................     715       50,021
    Aptiv P.L.C..........................................  32,999    2,611,211
    Aramark..............................................  28,742      947,049
    Ark Restaurants Corp.................................     500        9,250
#*  Asbury Automotive Group, Inc.........................   5,471      386,526
#*  Ascena Retail Group, Inc.............................  65,128      159,564
#*  At Home Group, Inc...................................  10,212      225,072
#   Autoliv, Inc.........................................  19,684    1,571,767
#*  AutoNation, Inc......................................  17,623      682,891
*   AutoZone, Inc........................................   1,691    1,432,852
*   Barnes & Noble Education, Inc........................   6,482       37,077
#   Barnes & Noble, Inc..................................  12,778       77,051
    Bassett Furniture Industries, Inc....................   1,000       19,070
*   Beazer Homes USA, Inc................................   6,286       78,764
#   Bed Bath & Beyond, Inc...............................  23,582      355,852
    Best Buy Co., Inc....................................  42,643    2,526,171
#   Big 5 Sporting Goods Corp............................   2,727        9,381
#   Big Lots, Inc........................................   6,998      220,717
*   Biglari Holdings, Inc., Class A......................      11        7,150
*   Biglari Holdings, Inc., Class B......................     112       14,663
#   BJ's Restaurants, Inc................................   3,275      163,193
    Bloomin' Brands, Inc.................................  11,210      206,600
*   Booking Holdings, Inc................................   2,908    5,329,811
*   Boot Barn Holdings, Inc..............................   4,889      114,549
    BorgWarner, Inc......................................  41,651    1,703,526
*   Bright Horizons Family Solutions, Inc................   5,795      671,003
#   Brinker International, Inc...........................   4,620      187,202
    Brunswick Corp.......................................  16,610      835,815
    Buckle, Inc. (The)...................................     733       12,732
*   Build-A-Bear Workshop, Inc...........................   1,300        6,149
*   Burlington Stores, Inc...............................   7,240    1,243,180
    Caleres, Inc.........................................   8,038      239,854
    Callaway Golf Co.....................................  17,312      282,012
    Capri Holdings, Ltd..................................  28,036    1,190,969
#*  CarMax, Inc..........................................  23,836    1,401,080

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
*   Carrols Restaurant Group, Inc........................   4,467 $   38,550
#   Carter's, Inc........................................   9,263    767,903
#*  Carvana Co...........................................   1,415     52,567
    Cato Corp. (The), Class A............................   5,374     79,804
*   Cavco Industries, Inc................................   2,078    345,551
*   Century Casinos, Inc.................................   1,500     11,505
*   Century Communities, Inc.............................   7,845    184,044
#   Cheesecake Factory, Inc. (The).......................   4,899    219,867
#   Chico's FAS, Inc.....................................  29,010    168,258
#   Children's Place, Inc. (The).........................   4,204    406,779
*   Chipotle Mexican Grill, Inc..........................   1,341    710,207
#   Churchill Downs, Inc.................................   2,595    238,688
*   Chuy's Holdings, Inc.................................   1,407     31,967
    Citi Trends, Inc.....................................   2,012     41,226
    Collectors Universe, Inc.............................     906     12,213
    Columbia Sportswear Co...............................  11,739  1,047,001
#*  Conn's, Inc..........................................   2,661     55,721
*   Cooper-Standard Holdings, Inc........................   2,124    162,401
#   Cracker Barrel Old Country Store, Inc................   3,288    550,017
*   Crocs, Inc...........................................  10,712    307,649
    CSS Industries, Inc..................................     242      2,113
    Culp, Inc............................................     882     16,846
    Dana, Inc............................................  20,677    364,329
#   Dave & Buster's Entertainment, Inc...................   5,171    266,048
*   Deckers Outdoor Corp.................................   6,752    867,294
#*  Del Frisco's Restaurant Group, Inc...................   1,909     15,119
*   Del Taco Restaurants, Inc............................   3,674     38,173
    Delphi Technologies P.L.C............................   7,009    125,531
*   Delta Apparel, Inc...................................     231      5,440
#*  Denny's Corp.........................................   6,766    119,691
*   Destination XL Group, Inc............................   3,519      9,079
#   Dick's Sporting Goods, Inc...........................  17,702    625,058
#   Dillard's, Inc., Class A.............................   3,924    262,084
#   Dine Brands Global, Inc..............................   3,598    274,419
    Dollar General Corp..................................  21,042  2,428,878
*   Dollar Tree, Inc.....................................  34,760  3,365,811
    Domino's Pizza, Inc..................................   2,134    605,480
#*  Dorman Products, Inc.................................   3,559    305,896
    DR Horton, Inc.......................................  64,056  2,462,953
#*  Drive Shack, Inc.....................................   4,575     19,261
    DSW, Inc., Class A...................................  12,830    349,618
#   Dunkin' Brands Group, Inc............................  22,927  1,567,978
*   eBay, Inc............................................  62,357  2,098,313
*   El Pollo Loco Holdings, Inc..........................   1,700     28,033
#*  Eldorado Resorts, Inc................................   3,223    150,256
    Escalade, Inc........................................   1,044     11,651
    Ethan Allen Interiors, Inc...........................   6,584    124,964
#*  Etsy, Inc............................................   8,753    478,351
    Expedia Group, Inc...................................   9,684  1,154,817
#*  Express, Inc.........................................  14,324     75,917
*   Fiesta Restaurant Group, Inc.........................   2,341     34,787
*   Five Below, Inc......................................   9,967  1,233,217
    Flexsteel Industries, Inc............................     561     14,008
#*  Floor & Decor Holdings, Inc., Class A................  14,508    497,479
    Foot Locker, Inc.....................................  24,022  1,342,590
    Ford Motor Co........................................ 274,226  2,413,189
#*  Fossil Group, Inc....................................  10,851    184,033
*   Fox Factory Holding Corp.............................   3,872    229,726
#*  Francesca's Holdings Corp............................   5,663      5,002

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#*  Fred's, Inc., Class A................................   4,728 $    13,144
*   frontdoor, Inc.......................................   6,887     204,682
*   FTD Cos., Inc........................................   3,046       7,828
#   GameStop Corp., Class A..............................  18,630     211,264
#   Gap, Inc. (The)......................................  71,094   1,808,631
    Garmin, Ltd..........................................  20,454   1,415,008
#*  Garrett Motion, Inc..................................   3,757      59,999
    General Motors Co....................................  68,421   2,669,787
*   Genesco, Inc.........................................   5,082     229,605
    Gentex Corp..........................................  32,950     697,881
#*  Gentherm, Inc........................................   4,370     185,987
    Genuine Parts Co.....................................  14,717   1,469,051
*   G-III Apparel Group, Ltd.............................  12,016     418,998
    Graham Holdings Co., Class B.........................     541     359,765
*   Grand Canyon Education, Inc..........................   1,839     170,917
*   Green Brick Partners, Inc............................   1,323      11,193
    Group 1 Automotive, Inc..............................   3,900     238,017
#*  Groupon, Inc......................................... 154,901     583,977
#*  GrubHub, Inc.........................................   5,467     439,547
    Guess?, Inc..........................................  13,348     260,419
    H&R Block, Inc.......................................   4,926     116,204
#*  Habit Restaurants, Inc. (The), Class A...............   3,908      39,940
#   Hanesbrands, Inc.....................................  49,690     744,853
#   Harley-Davidson, Inc.................................  38,718   1,427,145
#   Hasbro, Inc..........................................  15,866   1,436,825
    Haverty Furniture Cos., Inc..........................   2,689      54,775
*   Helen of Troy, Ltd...................................   2,970     344,639
#*  Hibbett Sports, Inc..................................   6,448     105,360
*   Hilton Grand Vacations, Inc..........................  11,006     333,922
    Home Depot, Inc. (The)...............................  85,972  15,778,441
    Hooker Furniture Corp................................   2,589      74,486
#*  Horizon Global Corp..................................   1,167       2,451
    Hyatt Hotels Corp., Class A..........................   3,975     277,892
#*  Installed Building Products, Inc.....................   9,746     410,404
#   International Game Technology P.L.C..................  14,669     239,985
#*  iRobot Corp..........................................   5,251     471,487
*   J Alexander's Holdings, Inc..........................     942       8,101
*   J. Jill, Inc.........................................   3,309      19,689
    Jack in the Box, Inc.................................   2,744     222,127
#*  JC Penney Co., Inc...................................  25,567      33,748
    Johnson Outdoors, Inc., Class A......................     769      48,178
    KB Home..............................................  20,227     433,060
*   Kirkland's, Inc......................................   1,705      17,425
    Kohl's Corp..........................................  29,647   2,036,452
#   L Brands, Inc........................................  46,655   1,298,875
*   Lakeland Industries, Inc.............................   1,175      13,137
#*  Lands' End, Inc......................................   1,300      23,270
    Las Vegas Sands Corp.................................  12,998     758,563
    La-Z-Boy, Inc........................................   9,289     275,140
#   LCI Industries.......................................   3,890     320,692
*   Leaf Group, Ltd......................................   1,900      14,592
    Lear Corp............................................  10,704   1,647,667
    Lennar Corp., Class A................................  28,642   1,358,204
    Lennar Corp., Class B................................   2,365      90,154
*   Liberty Expedia Holdings, Inc., Class A..............   8,811     361,163
    Liberty Tax, Inc.....................................   1,115      13,280
    Lifetime Brands, Inc.................................   1,200      11,676
*   Lincoln Educational Services Corp....................   4,082      11,593
*   Liquidity Services, Inc..............................   2,301      19,259

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#   Lithia Motors, Inc., Class A.........................   4,989 $   443,772
*   LKQ Corp.............................................  53,211   1,395,192
    Lowe's Cos., Inc.....................................  60,024   5,771,908
*   Lululemon Athletica, Inc.............................  16,246   2,401,321
#*  Lumber Liquidators Holdings, Inc.....................   1,940      23,319
*   M/I Homes, Inc.......................................   4,720     125,033
    Macy's, Inc..........................................  57,899   1,522,744
*   Malibu Boats, Inc., Class A..........................   2,400      97,320
    Marine Products Corp.................................   1,421      20,178
*   MarineMax, Inc.......................................   7,469     132,799
*   MasterCraft Boat Holdings, Inc.......................   1,741      38,006
#*  Mattel, Inc..........................................  23,062     273,054
    McDonald's Corp......................................  22,095   3,950,144
    MDC Holdings, Inc....................................  18,920     623,036
*   Meritage Homes Corp..................................   7,013     316,146
    MGM Resorts International............................   8,144     239,759
#*  Michaels Cos., Inc. (The)............................  23,636     327,595
*   Modine Manufacturing Co..............................   3,297      48,235
#   Monro, Inc...........................................   6,596     472,669
#*  Motorcar Parts of America, Inc.......................   1,259      25,180
    Movado Group, Inc....................................   2,805      89,620
*   Murphy USA, Inc......................................   6,296     463,071
    Nathan's Famous, Inc.................................     200      13,500
*   National Vision Holdings, Inc........................  10,955     347,931
*   Nautilus, Inc........................................   3,718      27,922
#*  New Home Co., Inc. (The).............................     994       6,878
    Newell Brands, Inc...................................   7,440     157,802
    NIKE, Inc., Class B.................................. 152,679  12,501,357
#   Nordstrom, Inc.......................................  26,062   1,209,537
    Nutrisystem, Inc.....................................   8,283     359,565
*   NVR, Inc.............................................     449   1,194,340
    Office Depot, Inc.................................... 100,995     297,935
#*  Ollie's Bargain Outlet Holdings, Inc.................   7,388     577,520
*   O'Reilly Automotive, Inc.............................   7,408   2,553,241
#*  Overstock.com, Inc...................................   3,993      69,279
#   Oxford Industries, Inc...............................   2,924     223,920
#   Papa John's International, Inc.......................   3,147     133,087
#*  Party City Holdco, Inc...............................   9,088     100,332
    Peak Resorts, Inc....................................   1,900       8,664
#*  Penn National Gaming, Inc............................   6,814     165,171
#   Penske Automotive Group, Inc.........................  15,580     730,390
#   PetMed Express, Inc..................................   3,207      75,942
    Pier 1 Imports, Inc..................................   9,693       7,907
*   Planet Fitness, Inc., Class A........................  14,806     857,564
#   Polaris Industries, Inc..............................  13,124   1,100,841
#   Pool Corp............................................   5,268     789,726
*   Potbelly Corp........................................   1,810      15,693
    PulteGroup, Inc......................................  91,849   2,554,321
    PVH Corp.............................................   7,492     817,452
#*  Quotient Technology Inc..............................  19,412     194,120
*   Qurate Retail, Inc...................................  60,150   1,308,262
    Ralph Lauren Corp....................................   6,755     784,526
    RCI Hospitality Holdings, Inc........................     288       6,425
*   Red Lion Hotels Corp.................................   1,771      16,382
#*  Red Robin Gourmet Burgers, Inc.......................   1,171      37,449
*   Rent-A-Center, Inc...................................   4,988      87,290
*   RH...................................................   3,165     430,029
    Ross Stores, Inc.....................................  27,678   2,549,697
#   RTW RetailWinds, Inc.................................   4,752      14,731

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
CONSUMER DISCRETIONARY -- (Continued)
    Ruth's Hospitality Group, Inc........................  4,263 $   98,475
#*  Sally Beauty Holdings, Inc........................... 14,677    252,738
#*  Scientific Games Corp., Class A......................  7,843    196,546
#*  Sequential Brands Group, Inc.........................  2,082      2,269
    Service Corp. International..........................  8,013    343,918
*   ServiceMaster Global Holdings, Inc................... 23,421    913,185
#*  Shake Shack, Inc., Class A...........................  3,039    145,143
*   Shiloh Industries, Inc...............................  1,200      7,188
#   Shoe Carnival, Inc...................................  2,176     80,251
*   Shutterfly, Inc......................................  3,565    163,847
    Shutterstock, Inc....................................  6,118    244,781
    Signet Jewelers, Ltd.................................  9,071    220,970
    Six Flags Entertainment Corp.........................  8,530    525,363
*   Skechers U.S.A., Inc., Class A....................... 24,899    676,506
#   Skyline Champion Corp................................  2,637     47,624
#*  Sleep Number Corp....................................  5,045    181,620
#   Sonic Automotive, Inc., Class A......................  1,600     24,480
*   Sotheby's............................................  6,856    276,914
    Speedway Motorsports, Inc............................  2,775     44,789
#*  Stamps.com, Inc......................................  2,854    531,072
    Standard Motor Products, Inc.........................  1,900     93,404
    Starbucks Corp....................................... 52,331  3,565,834
#*  Stein Mart, Inc......................................  5,735      6,423
    Steven Madden, Ltd................................... 13,290    433,919
*   Stoneridge, Inc......................................  2,300     60,053
    Superior Group of Cos, Inc...........................    923     16,402
    Superior Industries International, Inc...............  3,000     15,450
    Tailored Brands, Inc.................................  4,047     51,114
*   Tandy Leather Factory, Inc...........................  1,562      8,935
    Tapestry, Inc........................................ 47,336  1,832,377
    Target Corp.......................................... 28,758  2,099,334
*   Taylor Morrison Home Corp., Class A.................. 38,053    719,202
#*  Tempur Sealy International, Inc......................  7,115    377,237
    Tenneco, Inc., Class A...............................  4,755    164,903
#*  Tesla, Inc...........................................  1,721    528,381
    Texas Roadhouse, Inc.................................  7,283    443,098
#   Thor Industries, Inc.................................  6,707    436,760
#   Tiffany & Co......................................... 18,021  1,599,003
#   Tile Shop Holdings, Inc..............................  5,547     42,102
    Tilly's, Inc., Class A...............................    804      9,736
    TJX Cos., Inc. (The)................................. 89,942  4,472,816
    Toll Brothers, Inc................................... 34,680  1,281,079
*   TopBuild Corp........................................  3,356    177,230
    Tower International, Inc.............................  4,154    120,840
*   Town Sports International Holdings, Inc..............  3,271     19,724
    Tractor Supply Co....................................  7,303    623,676
*   Trans World Entertainment Corp.......................  1,000        606
#*  TRI Pointe Group, Inc................................ 37,214    500,528
*   Tuesday Morning Corp.................................  4,976      9,852
    Tupperware Brands Corp...............................  4,408    120,206
*   Ulta Salon Cosmetics & Fragrance, Inc................  6,036  1,762,029
#*  Under Armour, Inc., Class A..........................  7,563    156,857
#*  Under Armour, Inc., Class C.......................... 15,923    301,582
*   Unifi, Inc...........................................  2,214     47,357
#   Unique Fabricating, Inc..............................    842      4,618
#*  Universal Electronics, Inc...........................  1,355     38,170
*   Universal Technical Institute, Inc...................  2,800      9,576
#*  Urban Outfitters, Inc................................ 19,675    635,502
#*  US Auto Parts Network, Inc...........................  3,173      3,332

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER DISCRETIONARY -- (Continued)
    Vail Resorts, Inc....................................   1,287 $    242,291
#*  Veoneer, Inc.........................................   8,838      263,461
*   Vera Bradley, Inc....................................   4,500       40,275
    VF Corp..............................................  19,995    1,682,979
#*  Visteon Corp.........................................   7,065      543,228
#*  Vitamin Shoppe, Inc..................................   1,139        5,262
*   VOXX International Corp..............................   2,400       12,504
#*  Wayfair, Inc., Class A...............................  10,523    1,151,848
#*  Weight Watchers International, Inc...................   5,193      166,176
    Wendy's Co. (The)....................................  25,688      444,916
    Weyco Group, Inc.....................................   1,334       35,845
#   Whirlpool Corp.......................................  11,259    1,497,560
*   William Lyon Homes, Class A..........................   6,522       86,482
#   Williams-Sonoma, Inc.................................  18,311      996,668
#   Wingstop, Inc........................................   4,347      285,381
    Winmark Corp.........................................     415       63,972
#   Winnebago Industries, Inc............................   3,145       89,947
    Wolverine World Wide, Inc............................  13,457      461,710
    Wyndham Destinations, Inc............................   7,995      336,909
    Wyndham Hotels & Resorts, Inc........................   5,326      261,453
    Wynn Resorts, Ltd....................................   9,768    1,201,562
*   ZAGG, Inc............................................   2,300       25,806
*   Zumiez, Inc..........................................   3,334       84,717
                                                                  ------------
TOTAL CONSUMER DISCRETIONARY.............................          256,798,271
                                                                  ------------
CONSUMER STAPLES -- (5.2%)
    Alico, Inc...........................................     390       11,544
    Andersons, Inc. (The)................................   6,689      234,449
*   Avon Products, Inc................................... 103,731      242,731
#   B&G Foods, Inc.......................................   4,822      128,555
#*  Boston Beer Co., Inc. (The), Class A.................   1,794      446,993
    Brown-Forman Corp., Class A..........................   5,788      272,210
#   Brown-Forman Corp., Class B..........................  33,346    1,575,598
#   Calavo Growers, Inc..................................   2,429      197,623
#   Campbell Soup Co.....................................  17,119      606,526
    Casey's General Stores, Inc..........................   8,650    1,113,082
#*  Central Garden & Pet Co..............................   2,583      101,279
*   Central Garden & Pet Co., Class A....................   5,818      207,237
#*  Chefs' Warehouse, Inc. (The).........................   6,039      193,973
    Church & Dwight Co., Inc.............................  19,680    1,271,525
#   Clorox Co. (The).....................................  13,286    1,971,377
#   Coca-Cola Bottling Co. Consolidated..................   1,553      335,137
    Coca-Cola Co. (The).................................. 104,274    5,018,708
    Colgate-Palmolive Co.................................  47,856    3,095,326
    Constellation Brands, Inc., Class A..................   9,847    1,710,030
    Costco Wholesale Corp................................  40,041    8,594,000
#   Coty, Inc., Class A..................................  73,744      572,253
*   Craft Brew Alliance, Inc.............................   1,900       31,274
*   Darling Ingredients, Inc.............................  26,781      569,632
    Dean Foods Co........................................  10,015       41,763
*   Edgewell Personal Care Co............................   9,986      393,948
#   Energizer Holdings, Inc..............................   9,264      439,114
    Estee Lauder Cos., Inc. (The), Class A...............  20,508    2,797,701
*   Farmer Brothers Co...................................   3,036       74,686
#   Flowers Foods, Inc...................................  20,822      409,361
    Fresh Del Monte Produce, Inc.........................   2,600       83,148
    General Mills, Inc...................................  51,769    2,300,614
#*  Hain Celestial Group, Inc. (The).....................  11,454      209,952
#*  Herbalife Nutrition, Ltd.............................  22,956    1,370,473

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER STAPLES -- (Continued)
#*  Hostess Brands, Inc..................................  20,145 $   231,466
    Ingles Markets, Inc., Class A........................   3,819     108,994
    Inter Parfums, Inc...................................   5,710     379,487
    J&J Snack Foods Corp.................................   1,914     295,426
    JM Smucker Co. (The).................................  11,718   1,228,984
    John B. Sanfilippo & Son, Inc........................     549      37,469
    Kellogg Co...........................................  35,821   2,113,797
#   Keurig Dr Pepper, Inc................................  13,729     373,703
    Kraft Heinz Co. (The)................................  37,116   1,783,795
    Kroger Co. (The)..................................... 177,732   5,035,148
    Lamb Weston Holdings, Inc............................   9,011     651,495
    Lancaster Colony Corp................................   3,867     615,124
*   Landec Corp..........................................   1,591      20,190
*   Lifeway Foods, Inc...................................   1,074       3,018
    Limoneira Co.........................................   2,840      62,565
    McCormick & Co., Inc.................................     200      24,760
#   McCormick & Co., Inc. Non-Voting.....................  13,678   1,691,148
    Medifast, Inc........................................   2,326     295,960
    Molson Coors Brewing Co., Class B....................  12,887     858,403
*   Monster Beverage Corp................................  19,744   1,130,147
#   National Beverage Corp...............................   6,471     542,529
*   Natural Alternatives International, Inc..............   1,014      11,316
#*  Natural Grocers by Vitamin Cottage, Inc..............   2,440      33,330
#   Natural Health Trends Corp...........................     187       3,065
*   Nature's Sunshine Products, Inc......................     500       4,000
    Nu Skin Enterprises, Inc., Class A...................  11,419     749,657
    Oil-Dri Corp. of America.............................     489      12,978
#*  Orchids Paper Products Co............................   1,044       1,096
    PepsiCo, Inc.........................................  71,885   8,099,283
*   Performance Food Group Co............................  23,567     805,049
#*  Post Holdings, Inc...................................  12,348   1,146,141
    PriceSmart, Inc......................................   3,821     234,036
*   Primo Water Corp.....................................   8,993     117,179
    Procter & Gamble Co. (The)........................... 104,774  10,107,548
#*  Revlon, Inc., Class A................................   6,086     159,453
#*  Rite Aid Corp........................................  18,583      14,928
    Rocky Mountain Chocolate Factory, Inc................     960       8,256
*   S&W Seed Co..........................................   2,831       6,625
*   Seneca Foods Corp., Class A..........................     504      14,414
*   Simply Good Foods Co. (The)..........................   7,384     146,129
*   Smart & Final Stores, Inc............................   6,195      37,356
    SpartanNash Co.......................................   5,718     118,648
#   Spectrum Brands Holdings, Inc........................   9,330     521,360
#*  Sprouts Farmers Market, Inc..........................  22,022     528,088
    Sysco Corp...........................................  38,838   2,479,806
#   Tootsie Roll Industries, Inc.........................   1,515      52,495
#*  TreeHouse Foods, Inc.................................   9,615     561,131
#*  United Natural Foods, Inc............................  10,995     144,034
    United-Guardian, Inc.................................   1,797      35,778
*   US Foods Holding Corp................................  44,222   1,491,166
*   USANA Health Sciences, Inc...........................   5,627     658,922
#   Village Super Market, Inc., Class A..................   1,201      32,295
    Walgreens Boots Alliance, Inc........................  66,561   4,809,698
    Walmart, Inc......................................... 112,511  10,781,929
#   Weis Markets, Inc....................................   5,182     251,431
*   Willamette Valley Vineyards, Inc.....................     500       3,525
                                                                  -----------
TOTAL CONSUMER STAPLES...................................          98,287,575
                                                                  -----------

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
ENERGY -- (1.9%)
    Adams Resources & Energy, Inc........................    101 $    4,003
*   Apergy Corp.......................................... 13,872    466,377
    Archrock, Inc........................................ 35,233    332,599
*   Ardmore Shipping Corp................................  1,581      8,964
    Baker Hughes a GE Co................................. 58,497  1,378,774
*   Basic Energy Services, Inc...........................  6,023     28,609
#*  Bristow Group, Inc...................................  5,575     18,342
*   Cactus, Inc., Class A................................  5,488    180,116
*   Cheniere Energy, Inc................................. 23,558  1,546,583
*   Clean Energy Fuels Corp.............................. 38,949     74,003
#*  Contango Oil & Gas Co................................    870      3,289
#   Core Laboratories NV.................................  9,949    671,160
    CVR Energy, Inc...................................... 21,764    873,825
*   Dawson Geophysical Co................................  2,598     10,158
    Delek US Holdings, Inc............................... 22,998    747,665
    DHT Holdings, Inc.................................... 12,865     52,103
#*  Diamond Offshore Drilling, Inc....................... 12,360    135,095
*   Dorian LPG, Ltd......................................  1,709      9,365
#*  Dril-Quip, Inc....................................... 11,633    435,539
#   EnLink Midstream LLC................................. 16,574    180,325
#   Ensco P.L.C., Class A................................ 85,905    377,982
*   Era Group, Inc.......................................  2,030     19,123
    Evolution Petroleum Corp.............................  2,234     16,688
*   Exterran Corp........................................  7,674    133,221
*   Forum Energy Technologies, Inc....................... 24,623    120,899
*   Frank's International NV............................. 59,327    337,571
*   Geospace Technologies Corp...........................    400      6,012
#   Green Plains, Inc....................................  5,254     74,659
*   Gulf Island Fabrication, Inc.........................  1,300     12,337
*   Helix Energy Solutions Group, Inc.................... 44,922    306,817
    Helmerich & Payne, Inc............................... 21,045  1,178,310
    HollyFrontier Corp................................... 13,418    755,970
*   Independence Contract Drilling, Inc..................    700      2,394
#*  Key Energy Services, Inc.............................    796      1,329
*   KLX Energy Services Holdings, Inc....................  2,808     73,176
    Marathon Petroleum Corp.............................. 57,828  3,831,683
*   Matrix Service Co....................................  7,677    164,672
*   McDermott International, Inc......................... 40,511    357,307
#   Nabors Industries, Ltd............................... 83,044    245,810
    National Oilwell Varco, Inc.......................... 36,004  1,061,398
*   Natural Gas Services Group, Inc......................  2,367     39,079
*   Newpark Resources, Inc............................... 19,968    165,934
#*  Noble Corp. P.L.C.................................... 43,772    144,448
#   Nordic American Tankers, Ltd.........................     60        123
*   Oceaneering International, Inc....................... 26,764    419,927
*   Oil States International, Inc........................ 17,410    299,800
#   ONEOK, Inc........................................... 52,316  3,359,210
*   Overseas Shipholding Group, Inc., Class A............  8,155     14,761
*   Pacific Ethanol, Inc.................................  2,589      3,314
    Panhandle Oil and Gas, Inc., Class A.................  1,703     27,248
    Patterson-UTI Energy, Inc............................ 42,282    512,881
    PBF Energy, Inc., Class A............................ 32,022  1,172,646
    Phillips 66.......................................... 20,717  1,976,609
*   Pioneer Energy Services Corp.........................  6,317      9,349
#*  ProPetro Holding Corp................................ 18,338    299,643
#*  Renewable Energy Group, Inc..........................  6,490    187,561
*   REX American Resources Corp..........................    900     65,637
*   RigNet, Inc..........................................  1,879     25,103
#*  Rowan Cos. P.L.C., Class A........................... 24,017    292,767

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U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
ENERGY -- (Continued)
#   RPC, Inc............................................. 36,702 $   396,015
    Schlumberger, Ltd.................................... 80,232   3,547,057
#   Scorpio Tankers, Inc.................................  2,296      43,004
#*  SEACOR Holdings, Inc.................................  4,801     198,713
*   SEACOR Marine Holdings, Inc..........................  2,940      38,955
#*  Select Energy Services, Inc., Class A................ 16,044     136,374
#   SemGroup Corp., Class A.............................. 12,084     193,586
#   Ship Finance International, Ltd......................  9,635     117,162
#*  Superior Energy Services, Inc........................ 29,418     115,024
#   Targa Resources Corp................................. 25,184   1,083,164
    TechnipFMC P.L.C..................................... 45,077   1,034,968
#   Teekay Tankers, Ltd., Class A........................  8,061       8,061
*   TETRA Technologies, Inc.............................. 36,989      78,787
#*  Transocean, Ltd...................................... 79,026     677,253
#   US Silica Holdings, Inc..............................  4,144      55,861
    Valero Energy Corp................................... 29,437   2,585,157
    World Fuel Services Corp............................. 14,680     365,385
                                                                 -----------
TOTAL ENERGY.............................................         35,924,818
                                                                 -----------
FINANCIALS -- (15.5%)
*   1347 Property Insurance Holdings, Inc................  1,900       8,474
#   1st Constitution Bancorp.............................  1,118      21,712
    1st Source Corp......................................  4,284     194,494
    Access National Corp.................................  2,211      52,202
    ACNB Corp............................................    674      24,534
    Affiliated Managers Group, Inc.......................  5,662     594,227
    Aflac, Inc........................................... 75,289   3,591,285
    Alleghany Corp.......................................  1,577     995,970
*   Allegiance Bancshares, Inc...........................  1,231      44,218
    Allstate Corp. (The)................................. 24,345   2,139,195
    Ally Financial, Inc.................................. 50,296   1,310,714
    A-Mark Precious Metals, Inc..........................    800      10,376
*   Ambac Financial Group, Inc...........................  4,904      92,784
    American Equity Investment Life Holding Co........... 21,317     667,648
    American Express Co.................................. 54,653   5,612,863
    American Financial Group, Inc........................ 13,521   1,289,768
    American International Group, Inc.................... 67,709   2,927,060
    American National Bankshares, Inc....................  1,300      42,484
    American National Insurance Co.......................  6,024     838,481
    American River Bankshares............................    700       9,436
    Ameriprise Financial, Inc............................ 41,713   5,280,866
    Ameris Bancorp.......................................  5,234     198,630
    AMERISAFE, Inc.......................................  4,756     282,554
    AmeriServ Financial, Inc.............................  3,000      12,390
    Aon P.L.C............................................  9,137   1,427,474
*   Arch Capital Group, Ltd.............................. 45,822   1,344,876
#   Ares Management Corp., Class A....................... 14,730     307,268
    Argo Group International Holdings, Ltd............... 10,744     717,055
    Arrow Financial Corp.................................  1,707      54,368
    Arthur J Gallagher & Co.............................. 24,664   1,842,647
    Artisan Partners Asset Management, Inc., Class A..... 10,241     238,820
    Aspen Insurance Holdings, Ltd........................ 15,611     651,447
    Associated Banc-Corp................................. 31,140     674,181
    Assurant, Inc........................................ 12,314   1,186,946
    Assured Guaranty, Ltd................................ 26,059   1,056,953
    Asta Funding, Inc....................................     35         149
*   Athene Holding, Ltd., Class A........................ 28,529   1,223,894
*   Atlantic Capital Bancshares, Inc.....................  4,603      83,222
*   Atlas Financial Holdings, Inc........................  1,019       9,059

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
    Auburn National Bancorporation, Inc..................     400 $   13,024
    Axis Capital Holdings, Ltd...........................  20,173  1,080,264
#*  Axos Financial, Inc..................................  10,851    329,436
#   Banc of California, Inc..............................  10,033    146,281
    BancFirst Corp.......................................   5,170    277,526
#*  Bancorp of New Jersey, Inc...........................     846     11,362
*   Bancorp, Inc. (The)..................................  13,671    115,930
#   BancorpSouth Bank....................................  21,481    626,816
    Bank of America Corp................................. 278,629  7,932,596
    Bank of Commerce Holdings............................   1,070     11,438
#   Bank of Hawaii Corp..................................   6,782    524,452
    Bank of Marin Bancorp................................   1,638     68,698
    Bank of New York Mellon Corp. (The)..................  31,631  1,654,934
    Bank of NT Butterfield & Son, Ltd. (The).............   9,036    316,712
    Bank of South Carolina Corp..........................     550     10,208
#   Bank OZK.............................................  17,228    522,698
    BankFinancial Corp...................................   1,550     23,250
    BankUnited, Inc......................................  15,394    520,471
#   Bankwell Financial Group, Inc........................     459     13,265
    Banner Corp..........................................   6,670    363,782
    Bar Harbor Bankshares................................   1,356     32,449
    BB&T Corp............................................  25,108  1,225,270
    BCB Bancorp, Inc.....................................   1,421     16,683
    Beneficial Bancorp, Inc..............................  14,333    223,451
    Berkshire Hills Bancorp, Inc.........................   7,947    216,556
#   BGC Partners, Inc., Class A..........................  33,666    208,393
    BlackRock, Inc.......................................   7,374  3,060,800
*   Blucora, Inc.........................................   3,816    112,610
    Blue Hills Bancorp, Inc..............................   3,576     84,537
    BOK Financial Corp...................................  10,638    884,124
    Boston Private Financial Holdings, Inc...............  16,548    191,957
    Bridge Bancorp, Inc..................................   1,706     52,528
*   Brighthouse Financial, Inc...........................  21,498    802,735
    BrightSphere Investment Group P.L.C..................  14,101    174,429
    Brookline Bancorp, Inc...............................  17,677    262,857
    Brown & Brown, Inc...................................  83,051  2,255,665
    Bryn Mawr Bank Corp..................................   4,630    171,264
*   BSB Bancorp, Inc.....................................     528     17,033
    C&F Financial Corp...................................     202     10,096
    Cadence BanCorp......................................  17,166    321,862
    Cambridge Bancorp....................................     412     31,353
    Camden National Corp.................................   1,950     79,014
*   Cannae Holdings, Inc.................................  15,701    303,657
    Capital City Bank Group, Inc.........................   2,327     55,848
    Capital One Financial Corp...........................  28,288  2,279,730
    Capitol Federal Financial, Inc.......................  31,511    405,547
    Capstar Financial Holdings, Inc......................     607      9,682
    Carolina Financial Corp..............................   4,130    142,981
#   Cathay General Bancorp...............................  14,235    528,403
    Cboe Global Markets, Inc.............................   4,774    445,271
    CenterState Banks Corp...............................  19,801    491,065
#*  Central Federal Corp.................................   1,038     12,850
    Central Pacific Financial Corp.......................   3,622    103,698
    Central Valley Community Bancorp.....................   1,512     29,892
    Century Bancorp, Inc., Class A.......................     255     19,796
    Charles Schwab Corp. (The)...........................  63,064  2,949,503
    Chemical Financial Corp..............................  10,109    449,446
    Chemung Financial Corp...............................     900     37,728
    Chubb, Ltd...........................................  30,725  4,087,961

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
#   Cincinnati Financial Corp............................  11,613 $  942,047
    CIT Group, Inc.......................................  16,645    768,833
    Citigroup, Inc....................................... 144,648  9,324,010
    Citizens & Northern Corp.............................   1,544     38,708
#   Citizens Community Bancorp, Inc......................     800      9,400
    Citizens Financial Group, Inc........................  25,121    852,104
    Citizens First Corp..................................     530     11,607
#*  Citizens, Inc........................................   4,745     33,642
    City Holding Co......................................   2,296    164,577
    Civista Bancshares, Inc..............................   2,072     38,809
    CME Group, Inc.......................................   8,462  1,542,453
    CNB Financial Corp...................................   2,020     51,045
    CNO Financial Group, Inc.............................   7,390    132,133
    Codorus Valley Bancorp, Inc..........................     809     17,879
#   Cohen & Steers, Inc..................................  11,580    435,755
    Colony Bankcorp, Inc.................................     989     15,508
    Columbia Banking System, Inc.........................  13,161    483,667
#   Commerce Bancshares, Inc.............................  20,620  1,233,076
    Community Bank System, Inc...........................   8,413    504,359
*   Community Bankers Trust Corp.........................   1,900     14,174
    Community Financial Corp. (The)......................      92      2,719
    Community Trust Bancorp, Inc.........................   5,088    206,624
    Community West Bancshares............................   1,400     14,210
    ConnectOne Bancorp, Inc..............................   5,325    106,500
#*  Consumer Portfolio Services, Inc.....................   2,632     10,107
    County Bancorp, Inc..................................     489      8,367
*   Cowen, Inc...........................................   6,629    107,191
    Crawford & Co., Class A..............................   2,485     23,781
    Crawford & Co., Class B..............................   3,005     28,998
#*  Credit Acceptance Corp...............................   4,302  1,712,282
#   Cullen/Frost Bankers, Inc............................   9,854    958,597
*   Customers Bancorp, Inc...............................   7,263    142,863
#   CVB Financial Corp...................................  29,360    643,278
    Diamond Hill Investment Group, Inc...................     856    132,680
    Dime Community Bancshares, Inc.......................   9,366    184,698
    Discover Financial Services..........................  73,324  4,948,637
    DNB Financial Corp...................................     100      3,678
    Donegal Group, Inc., Class A.........................   3,292     43,356
*   Donnelley Financial Solutions, Inc...................   8,339    122,083
    E*TRADE Financial Corp...............................  26,623  1,242,229
*   Eagle Bancorp, Inc...................................   7,017    385,093
    East West Bancorp, Inc...............................  24,049  1,210,146
#   Eaton Vance Corp.....................................  28,215  1,086,842
*   eHealth, Inc.........................................   4,542    277,789
#*  Elevate Credit, Inc..................................   4,886     21,743
    EMC Insurance Group, Inc.............................   3,133    103,013
    Employers Holdings, Inc..............................   8,115    343,833
#*  Encore Capital Group, Inc............................   6,969    205,864
*   Enova International, Inc.............................  10,518    242,440
*   Enstar Group, Ltd....................................   3,900    694,200
*   Entegra Financial Corp...............................   1,100     25,696
    Enterprise Bancorp, Inc..............................     881     28,500
    Enterprise Financial Services Corp...................   5,162    227,799
*   Equity Bancshares, Inc., Class A.....................   1,838     58,356
    Erie Indemnity Co., Class A..........................   9,537  1,396,026
    ESSA Bancorp, Inc....................................   1,868     28,132
*   Essent Group, Ltd....................................  29,474  1,171,591
    Evans Bancorp, Inc...................................     394     13,790
    Evercore, Inc., Class A..............................   9,946    889,670

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED



                                                               SHARES   VALUE+
                                                               ------ ----------
FINANCIALS -- (Continued)
    Everest Re Group, Ltd.....................................  3,376 $  739,513
*   EZCORP, Inc., Class A..................................... 15,632    145,690
#   FactSet Research Systems, Inc.............................  3,496    764,330
    Farmers National Banc Corp................................  1,526     19,792
    FB Financial Corp.........................................  6,074    200,928
    FBL Financial Group, Inc., Class A........................  6,008    421,882
    Federal Agricultural Mortgage Corp., Class C..............  2,638    186,638
    Federated Investors, Inc., Class B........................ 22,493    587,742
    FedNat Holding Co.........................................  1,868     33,829
    Fidelity National Financial, Inc.......................... 22,430    811,069
    Fidelity Southern Corp....................................  5,768    175,693
    Fifth Third Bancorp....................................... 29,289    785,531
    Financial Institutions, Inc...............................  3,311     88,801
    First American Financial Corp............................. 32,892  1,647,231
    First Bancorp.............................................  5,408    198,852
    First BanCorp............................................. 47,566    506,578
    First Bancorp, Inc........................................  1,624     42,013
    First Bancshares, Inc. (The)..............................    400     12,964
    First Busey Corp.......................................... 10,005    247,724
    First Business Financial Services, Inc....................  1,369     28,256
    First Capital, Inc........................................    400     18,232
    First Citizens BancShares, Inc., Class A..................  1,922    783,273
    First Commonwealth Financial Corp......................... 20,211    274,870
    First Community Bancshares, Inc...........................  2,068     70,932
    First Community Corp......................................  1,506     30,873
    First Defiance Financial Corp.............................  1,644     46,328
    First Financial Bancorp................................... 18,083    476,125
#   First Financial Bankshares, Inc...........................  7,869    480,796
    First Financial Corp......................................    822     34,088
    First Financial Northwest, Inc............................  1,300     19,695
*   First Foundation, Inc.....................................  4,608     66,954
#   First Guaranty Bancshares, Inc............................    550     11,951
    First Hawaiian, Inc....................................... 24,560    631,929
#   First Horizon National Corp............................... 43,634    640,547
    First Interstate BancSystem, Inc., Class A................  8,016    311,983
    First Merchants Corp......................................  9,328    341,685
    First Mid-Illinois Bancshares, Inc........................    350     11,403
    First Midwest Bancorp, Inc................................ 18,539    408,229
    First Northwest Bancorp...................................    817     12,476
    First of Long Island Corp. (The)..........................  2,544     52,712
#   First Republic Bank....................................... 12,182  1,177,147
#   First Savings Financial Group, Inc........................    238     11,931
    First United Corp.........................................    402      6,512
    First US Bancshares, Inc..................................    700      6,825
    FirstCash, Inc............................................  9,117    751,514
*   Flagstar Bancorp, Inc..................................... 14,928    460,529
    Flushing Financial Corp...................................  6,093    135,143
#   FNB Corp.................................................. 26,558    309,401
*   Franklin Financial Network, Inc...........................  2,002     63,804
#   Franklin Resources, Inc................................... 51,072  1,512,242
    FS Bancorp, Inc...........................................    606     29,421
    Fulton Financial Corp..................................... 28,394    455,724
#   GAIN Capital Holdings, Inc................................  6,006     38,859
    GAMCO Investors, Inc., Class A............................  2,124     42,374
*   Genworth Financial, Inc., Class A......................... 36,151    174,971
#   German American Bancorp, Inc..............................  3,132     91,611
    Glacier Bancorp, Inc...................................... 13,427    566,351
    Glen Burnie Bancorp.......................................    300      3,327
    Global Indemnity, Ltd.....................................  1,893     62,280

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    Goldman Sachs Group, Inc. (The)......................  24,687 $ 4,888,273
*   Great Elm Capital Group, Inc.........................     393       1,230
    Great Southern Bancorp, Inc..........................   2,513     134,043
    Great Western Bancorp, Inc...........................  10,057     354,912
*   Green Dot Corp., Class A.............................   7,962     589,347
#   Greene County Bancorp, Inc...........................   3,316     101,039
#   Greenhill & Co., Inc.................................   6,444     161,487
#*  Greenlight Capital Re, Ltd., Class A.................   5,732      59,441
    Guaranty Federal Bancshares, Inc.....................     101       2,272
*   Hallmark Financial Services, Inc.....................   1,500      14,550
*   Hamilton Bancorp, Inc................................     400       5,760
    Hamilton Lane, Inc., Class A.........................   3,686     133,691
    Hancock Whitney Corp.................................  16,095     661,183
    Hanmi Financial Corp.................................   6,116     134,124
    Hanover Insurance Group, Inc. (The)..................   8,394     957,252
    Hartford Financial Services Group, Inc. (The)........  66,924   3,140,074
    Hawthorn Bancshares, Inc.............................     588      13,442
    HCI Group, Inc.......................................   1,344      63,679
    Heartland Financial USA, Inc.........................   7,970     361,519
#   Hennessy Advisors, Inc...............................   1,267      14,621
    Heritage Commerce Corp...............................   6,579      87,303
#   Heritage Financial Corp..............................   6,341     196,444
    Heritage Insurance Holdings, Inc.....................   3,323      48,250
    Hilltop Holdings, Inc................................  10,662     196,287
    Hingham Institution for Savings......................     221      40,863
*   HMN Financial, Inc...................................     600      11,934
    Home Bancorp, Inc....................................     196       6,931
#   Home BancShares, Inc.................................  28,778     526,925
*   HomeStreet, Inc......................................   7,077     173,174
    HomeTrust Bancshares, Inc............................   2,385      64,395
    Hope Bancorp, Inc....................................  24,516     350,824
    HopFed Bancorp, Inc..................................     670      13,145
    Horace Mann Educators Corp...........................  11,530     480,224
    Horizon Bancorp, Inc.................................   4,743      76,552
    Houlihan Lokey, Inc..................................   4,475     197,974
*   Howard Bancorp, Inc..................................     900      11,547
    IBERIABANK Corp......................................   7,387     545,825
    IF Bancorp, Inc......................................   1,300      26,143
    Independence Holding Co..............................     479      17,129
    Independent Bank Corp................................   3,141     250,589
    Independent Bank Corp................................   2,690      59,610
    Independent Bank Group, Inc..........................   6,581     347,214
    Interactive Brokers Group, Inc., Class A.............  12,092     609,437
    Intercontinental Exchange, Inc.......................  13,628   1,046,085
    International Bancshares Corp........................  11,889     421,703
*   INTL. FCStone, Inc...................................   2,279      87,126
    Invesco, Ltd.........................................  70,111   1,277,422
    Investment Technology Group, Inc.....................   4,176     126,366
    Investors Bancorp, Inc...............................  50,373     611,528
    Investors Title Co...................................      67      11,573
    James River Group Holdings, Ltd......................   8,855     341,537
#   Janus Henderson Group P.L.C..........................  47,439   1,035,593
    JPMorgan Chase & Co.................................. 207,573  21,483,805
    Kearny Financial Corp................................  20,016     257,005
    Kemper Corp..........................................  13,562   1,019,591
    Kentucky First Federal Bancorp.......................   1,169       9,060
    KeyCorp..............................................  89,079   1,467,131
    Kingstone Cos., Inc..................................   1,394      22,931
    Kinsale Capital Group, Inc...........................   3,743     217,094

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
FINANCIALS -- (Continued)
    Ladenburg Thalmann Financial Services, Inc........... 19,449 $   56,013
    Lake Shore Bancorp, Inc..............................    663     10,608
    Lakeland Bancorp, Inc................................  7,907    123,745
    Lakeland Financial Corp..............................  4,437    199,798
    Landmark Bancorp, Inc................................    435     10,031
    Lazard, Ltd., Class A................................ 23,212    923,605
    LCNB Corp............................................    917     15,130
#   LegacyTexas Financial Group, Inc.....................  7,068    281,589
    Legg Mason, Inc...................................... 15,028    447,834
*   LendingClub Corp..................................... 82,868    264,349
#*  LendingTree, Inc.....................................  1,798    532,819
#   Lincoln National Corp................................ 23,640  1,382,704
#   Live Oak Bancshares, Inc.............................  6,544     90,962
    Loews Corp........................................... 14,028    671,941
    LPL Financial Holdings, Inc.......................... 25,847  1,818,853
    M&T Bank Corp........................................ 13,517  2,224,087
    Macatawa Bank Corp...................................  3,313     32,335
    Mackinac Financial Corp..............................  4,036     63,567
    Maiden Holdings, Ltd................................. 31,583     40,742
*   Malvern Bancorp, Inc.................................    515     10,774
#   Manning & Napier, Inc................................  1,200      2,556
*   Markel Corp..........................................  1,587  1,671,920
    MarketAxess Holdings, Inc............................  2,500    536,925
    Marlin Business Services Corp........................  1,642     36,436
    Marsh & McLennan Cos., Inc........................... 30,374  2,678,683
    MB Financial, Inc.................................... 12,472    553,507
#*  MBIA, Inc............................................  3,063     29,435
    MBT Financial Corp...................................  2,535     25,375
    Mercantile Bank Corp.................................  1,891     62,781
    Mercury General Corp................................. 11,858    613,059
    Meridian Bancorp, Inc................................ 11,329    179,395
    Meta Financial Group, Inc............................  6,639    156,348
    MetLife, Inc......................................... 76,879  3,511,064
*   MGIC Investment Corp.................................  3,341     41,696
#   Mid Penn Bancorp, Inc................................    810     18,751
    Middlefield Banc Corp................................    477     20,397
    Midland States Bancorp, Inc..........................  1,527     36,816
    MidSouth Bancorp, Inc................................    627      7,160
    MidWestOne Financial Group, Inc......................  1,531     42,424
*   MMA Capital Holdings, Inc............................    709     19,604
    Moelis & Co., Class A................................  9,719    425,206
#   Moody's Corp......................................... 12,382  1,962,671
    Morgan Stanley....................................... 78,824  3,334,255
    Morningstar, Inc.....................................  8,292  1,029,452
#*  Mr Cooper Group, Inc.................................  4,817     74,134
    MSB Financial Corp...................................    705     12,514
    MSCI, Inc............................................  8,567  1,458,703
    MutualFirst Financial, Inc...........................    477     13,833
    MVB Financial Corp...................................    945     15,914
    Nasdaq, Inc.......................................... 18,537  1,631,997
    National Bank Holdings Corp., Class A................  6,516    208,251
#   National Bankshares, Inc.............................    507     17,608
*   National Commerce Corp...............................  1,715     69,826
    National General Holdings Corp....................... 29,224    705,760
    National Western Life Group, Inc., Class A...........    764    231,721
    Navient Corp......................................... 49,070    559,398
    Navigators Group, Inc. (The).........................  7,553    527,199
#   NBT Bancorp, Inc.....................................  7,504    267,292
    Nelnet, Inc., Class A................................  5,909    310,813

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
FINANCIALS -- (Continued)
#   New York Community Bancorp, Inc...................... 83,960 $  975,615
>>  NewStar Financial, Inc...............................  4,932        960
*   Nicholas Financial, Inc..............................  2,510     26,405
#*  Nicolet Bankshares, Inc..............................    399     21,821
*   NMI Holdings, Inc., Class A.......................... 16,533    363,726
#   Northeast Bancorp....................................  1,100     21,692
    Northern Trust Corp.................................. 13,956  1,234,548
    Northfield Bancorp, Inc..............................  5,016     71,779
    Northrim BanCorp, Inc................................    383     12,689
    Northwest Bancshares, Inc............................ 26,339    464,620
    Norwood Financial Corp...............................    600     17,592
    OceanFirst Financial Corp............................  9,960    239,140
*   Ocwen Financial Corp................................. 15,293     25,692
    OFG Bancorp..........................................  7,001    135,679
#   Ohio Valley Banc Corp................................    243      8,719
    Old Line Bancshares, Inc.............................  1,817     49,077
    Old National Bancorp................................. 29,541    476,792
    Old Point Financial Corp.............................    189      4,525
    Old Republic International Corp...................... 83,448  1,681,477
    Old Second Bancorp, Inc..............................  1,641     23,023
*   On Deck Capital, Inc................................. 19,130    143,858
*   OneMain Holdings, Inc................................ 29,115    870,247
    Oppenheimer Holdings, Inc., Class A..................  2,150     57,899
    Opus Bank............................................  6,320    132,088
    Oritani Financial Corp...............................  8,528    143,782
    Orrstown Financial Services, Inc.....................  1,170     22,031
*   Pacific Mercantile Bancorp...........................  1,500     11,790
*   Pacific Premier Bancorp, Inc.........................  6,705    199,474
#   PacWest Bancorp...................................... 13,762    531,076
    Park National Corp...................................  2,332    219,255
    Parke Bancorp, Inc...................................    601     11,792
    Pathfinder Bancorp, Inc..............................    900     12,780
    Peapack Gladstone Financial Corp.....................  2,215     59,118
    Penns Woods Bancorp, Inc.............................    569     20,103
#   Pennymac Financial Services, Inc.....................  3,146     65,059
    Peoples Bancorp of North Carolina, Inc...............  1,287     33,462
    Peoples Bancorp, Inc.................................  2,291     73,312
    Peoples Financial Corp...............................    800      9,168
    Peoples Financial Services Corp......................    500     20,620
    People's United Financial, Inc....................... 62,031  1,016,068
    People's Utah Bancorp................................  1,091     32,075
#   Pinnacle Financial Partners, Inc..................... 11,789    633,895
    Piper Jaffray Cos....................................  2,856    197,150
    PJT Partners, Inc., Class A..........................  3,092    134,440
    Plumas Bancorp.......................................    646     15,795
    PNC Financial Services Group, Inc. (The)............. 11,655  1,429,719
    Popular, Inc......................................... 16,254    887,631
#*  PRA Group, Inc.......................................  6,390    188,569
    Preferred Bank.......................................  1,425     66,348
    Premier Financial Bancorp, Inc.......................  1,616     23,060
    Primerica, Inc....................................... 11,425  1,283,827
    Principal Financial Group, Inc....................... 42,783  2,142,145
    ProAssurance Corp.................................... 12,357    527,150
    Progressive Corp. (The).............................. 23,959  1,612,201
#   Prosperity Bancshares, Inc........................... 10,348    736,157
    Protective Insurance Corp., Class A..................  1,036     19,425
    Protective Insurance Corp., Class B..................  1,722     31,736
*   Provident Bancorp, Inc...............................    533     12,051
    Provident Financial Holdings, Inc....................    990     16,830

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED



                                                             SHARES    VALUE+
                                                             ------- ----------
FINANCIALS -- (Continued)
    Provident Financial Services, Inc.......................  13,626 $  336,698
    Prudential Bancorp, Inc.................................     879     16,033
    Prudential Financial, Inc...............................  30,706  2,829,251
    Pzena Investment Management, Inc., Class A..............   2,038     17,853
    QCR Holdings, Inc.......................................   1,402     48,033
    Radian Group, Inc.......................................   1,600     30,784
    Raymond James Financial, Inc............................  14,656  1,179,808
*   Regional Management Corp................................   1,439     39,544
    Regions Financial Corp.................................. 109,655  1,663,466
    Reinsurance Group of America, Inc.......................   5,617    811,376
    RenaissanceRe Holdings, Ltd.............................   8,851  1,221,704
    Renasant Corp...........................................   9,364    332,609
    Republic Bancorp, Inc., Class A.........................   2,095     87,341
*   Republic First Bancorp, Inc.............................   3,400     20,060
    Riverview Bancorp, Inc..................................   1,676     12,486
#   RLI Corp................................................   4,644    306,550
    S&P Global, Inc.........................................  18,403  3,526,935
    S&T Bancorp, Inc........................................   5,521    212,117
    Safety Insurance Group, Inc.............................   3,426    281,994
    Salisbury Bancorp, Inc..................................     800     32,224
    Sandy Spring Bancorp, Inc...............................   6,112    199,312
    Santander Consumer USA Holdings, Inc....................  58,301  1,111,217
    SB Financial Group, Inc.................................   1,621     29,697
#   SB One Bancorp..........................................     492     10,775
*   Seacoast Banking Corp. of Florida.......................   5,406    148,773
*   Security National Financial Corp., Class A..............     882      4,657
    SEI Investments Co......................................  28,512  1,355,460
*   Select Bancorp, Inc.....................................   1,607     19,445
#   Selective Insurance Group, Inc..........................  10,956    667,440
#   ServisFirst Bancshares, Inc.............................   7,396    249,615
    Severn Bancorp, Inc.....................................   1,832     15,114
    Shore Bancshares, Inc...................................   1,820     27,118
    SI Financial Group, Inc.................................     863     11,115
    Sierra Bancorp..........................................   1,779     47,321
    Signature Bank..........................................   8,118  1,033,503
    Silvercrest Asset Management Group, Inc., Class A.......     953     12,694
    Simmons First National Corp., Class A...................  14,970    370,358
*   SLM Corp................................................  82,224    880,619
    Sound Financial Bancorp, Inc............................     200      6,664
    South State Corp........................................   5,889    390,735
*   Southern First Bancshares, Inc..........................     700     25,193
    Southern Missouri Bancorp, Inc..........................     700     24,647
    Southern National Bancorp of Virginia, Inc..............   1,339     20,192
#   Southside Bancshares, Inc...............................   5,959    196,587
#   State Auto Financial Corp...............................   4,621    157,114
    State Street Corp.......................................  12,353    875,828
    Sterling Bancorp........................................  25,369    488,100
    Stewardship Financial Corp..............................   1,104      9,605
    Stewart Information Services Corp.......................   4,590    204,025
    Stifel Financial Corp...................................  14,026    671,425
    Stock Yards Bancorp, Inc................................   2,229     77,057
    Summit Financial Group, Inc.............................     488     11,483
    Summit State Bank.......................................     845      9,870
    SunTrust Banks, Inc.....................................  24,866  1,477,538
*   SVB Financial Group.....................................   5,445  1,270,754
    Synchrony Financial..................................... 124,264  3,732,891
    Synovus Financial Corp..................................  23,151    820,008
    T Rowe Price Group, Inc.................................  33,052  3,089,040
    TCF Financial Corp......................................  34,358    761,373

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
    TD Ameritrade Holding Corp...........................  13,444 $  752,192
    Territorial Bancorp, Inc.............................   1,317     36,323
*   Texas Capital Bancshares, Inc........................   7,459    434,636
#   TFS Financial Corp...................................  21,817    355,835
*   Third Point Reinsurance, Ltd.........................  23,306    244,946
    Timberland Bancorp, Inc..............................     618     17,378
    Tiptree, Inc.........................................   3,518     20,932
    Tompkins Financial Corp..............................   2,031    149,360
    Torchmark Corp.......................................   8,515    713,216
    Towne Bank...........................................  13,691    355,418
    Travelers Cos., Inc. (The)...........................  30,205  3,791,936
    TriCo Bancshares.....................................   3,293    124,212
*   TriState Capital Holdings, Inc.......................   3,298     67,147
*   Triumph Bancorp, Inc.................................   3,953    120,408
    TrustCo Bank Corp. NY................................  18,825    146,082
#   Trustmark Corp.......................................  14,587    459,928
    Two River Bancorp....................................     685     11,042
    U.S. Bancorp.........................................  33,261  1,701,633
#   UMB Financial Corp...................................  11,291    726,689
    Umpqua Holdings Corp.................................  30,192    533,795
    Union Bankshares Corp................................  11,570    365,149
#   United Bancshares, Inc...............................     300      6,747
#   United Bankshares, Inc...............................  17,401    615,473
    United Community Banks, Inc..........................  13,445    345,805
    United Community Financial Corp......................   6,179     58,577
    United Financial Bancorp, Inc........................   8,147    120,657
    United Fire Group, Inc...............................   5,387    280,124
    United Insurance Holdings Corp.......................   5,155     84,130
    United Security Bancshares...........................   3,542     36,341
    Unity Bancorp, Inc...................................     600     11,886
    Universal Insurance Holdings, Inc....................   8,298    313,001
    Univest Financial Corp...............................   5,773    135,608
    Unum Group...........................................  39,562  1,375,175
#   Valley National Bancorp..............................  62,431    631,177
#*  Veritex Holdings, Inc................................   7,108    188,078
#   Virtu Financial, Inc., Class A.......................  14,294    365,212
#   Virtus Investment Partners, Inc......................   1,133    101,936
    Voya Financial, Inc..................................  38,200  1,773,626
#   Waddell & Reed Financial, Inc., Class A..............  16,366    280,186
    Walker & Dunlop, Inc.................................   6,079    292,218
    Washington Federal, Inc..............................  15,665    455,695
    Washington Trust Bancorp, Inc........................   2,655    138,166
    Waterstone Financial, Inc............................   6,401    100,496
    Webster Financial Corp...............................  14,318    771,454
#   Wellesley Bank.......................................   1,081     33,079
    Wells Fargo & Co..................................... 167,805  8,207,343
    WesBanco, Inc........................................  10,686    433,958
    West Bancorporation, Inc.............................   2,622     56,478
#   Westamerica Bancorporation...........................   4,107    257,345
*   Western Alliance Bancorp.............................  19,136    847,342
    Western New England Bancorp, Inc.....................   2,300     21,275
    Westwood Holdings Group, Inc.........................   1,098     40,209
    White Mountains Insurance Group, Ltd.................     362    323,476
    Willis Towers Watson P.L.C...........................  15,569  2,534,477
    Wintrust Financial Corp..............................   9,263    658,970
#   WisdomTree Investments, Inc..........................  11,800     79,060
*   World Acceptance Corp................................   1,307    135,523
    WR Berkley Corp......................................  12,038    925,602
    WSFS Financial Corp..................................   5,020    211,693

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED



                                                          SHARES    VALUE+
                                                          ------ ------------
FINANCIALS -- (Continued)
#   Zions Bancorp NA..................................... 22,814 $  1,085,718
                                                                 ------------
TOTAL FINANCIALS.........................................         294,700,012
                                                                 ------------
HEALTH CARE -- (12.9%)
    Abbott Laboratories.................................. 46,328    3,381,017
    AbbVie, Inc.......................................... 78,607    6,311,356
*   ABIOMED, Inc.........................................  2,172      762,524
*   Accuray, Inc.........................................  6,422       28,257
    Aceto Corp...........................................  2,485        3,007
*   Achillion Pharmaceuticals, Inc....................... 15,963       34,959
*   Acorda Therapeutics, Inc.............................  6,995      116,327
*   Addus HomeCare Corp..................................  1,000       60,150
*   Aduro Biotech, Inc...................................  5,482       16,336
*   Adverum Biotechnologies, Inc.........................  3,621       11,515
*   Affimed NV...........................................  9,000       30,870
    Agilent Technologies, Inc............................ 22,666    1,723,749
#*  Agios Pharmaceuticals, Inc...........................  2,444      130,998
#*  Akebia Therapeutics, Inc.............................  4,833       26,630
*   Akorn, Inc...........................................  7,820       29,403
#*  Albireo Pharma, Inc..................................    500       13,000
*   Alexion Pharmaceuticals, Inc.........................  6,518      801,453
*   Align Technology, Inc................................  6,306    1,569,879
#*  Alkermes P.L.C.......................................  3,226      106,039
    Allergan P.L.C....................................... 22,838    3,288,215
*   Allscripts Healthcare Solutions, Inc................. 32,484      382,986
#*  Alnylam Pharmaceuticals, Inc.........................  4,046      337,962
#*  AMAG Pharmaceuticals, Inc............................  7,067      115,687
*   Amedisys, Inc........................................  5,572      730,823
#*  American Renal Associates Holdings, Inc..............  5,278       63,969
    AmerisourceBergen Corp............................... 34,755    2,897,524
    Amgen, Inc........................................... 52,446    9,813,171
*   AMN Healthcare Services, Inc......................... 13,840      896,694
#*  Amneal Pharmaceuticals, Inc..........................  3,071       37,712
*   Amphastar Pharmaceuticals, Inc.......................  2,833       64,479
#*  AnaptysBio, Inc......................................  2,702      179,197
*   AngioDynamics, Inc...................................  7,077      149,325
#*  ANI Pharmaceuticals, Inc.............................  1,307       70,238
*   Anika Therapeutics, Inc..............................  2,735      103,903
    Anthem, Inc.......................................... 21,756    6,592,068
*   Aptevo Therapeutics, Inc.............................  1,972        3,155
#*  Aratana Therapeutics, Inc............................  2,068        9,161
*   Arena Pharmaceuticals, Inc...........................    563       25,881
*   Assertio Therapeutics, Inc...........................  1,202        5,361
#*  Atara Biotherapeutics, Inc...........................  3,132      119,016
#*  athenahealth, Inc....................................  2,827      380,910
    Atrion Corp..........................................    364      271,486
*   Audentes Therapeutics, Inc...........................  2,891       71,697
    Becton Dickinson and Co..............................  4,360    1,087,646
*   Biogen, Inc.......................................... 13,054    4,357,164
#*  BioMarin Pharmaceutical, Inc.........................  5,819      571,251
*   Bio-Rad Laboratories, Inc., Class A..................  3,921      979,740
*   BioScrip, Inc........................................ 18,552       67,344
*   BioSpecifics Technologies Corp.......................    876       56,922
    Bio-Techne Corp......................................  3,130      546,060
*   BioTelemetry, Inc....................................  4,746      340,858
#*  Bluebird Bio, Inc....................................  2,581      344,383
*   Boston Scientific Corp............................... 82,116    3,132,725
    Bristol-Myers Squibb Co.............................. 79,297    3,914,893
    Bruker Corp.......................................... 30,577    1,072,030

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
HEALTH CARE -- (Continued)
#*  Cambrex Corp.........................................  3,236 $  141,251
    Cantel Medical Corp..................................  4,819    392,363
    Cardinal Health, Inc................................. 51,521  2,574,504
*   Cardiovascular Systems, Inc..........................  4,231    131,711
*   Castlight Health, Inc., Class B......................    100        297
*   Catalent, Inc........................................ 17,824    658,240
*   Celgene Corp......................................... 59,184  5,235,417
*   Centene Corp......................................... 19,654  2,566,223
*   Cerner Corp.......................................... 57,384  3,150,955
*   Charles River Laboratories International, Inc........  8,160  1,005,230
    Chemed Corp..........................................  1,251    372,723
*   ChemoCentryx, Inc....................................  4,216     51,604
*   Chimerix, Inc........................................  5,901     13,749
*   Cidara Therapeutics, Inc.............................  1,583      4,591
*   Cigna Corp........................................... 36,997  7,392,371
*   Civitas Solutions, Inc...............................  3,163     56,080
#*  Clearside Biomedical, Inc............................  4,576      5,400
    Computer Programs & Systems, Inc.....................    184      4,828
*   Concert Pharmaceuticals, Inc.........................    800     11,320
    CONMED Corp..........................................  4,320    303,912
    Cooper Cos., Inc. (The)..............................  3,583    998,797
#*  Corcept Therapeutics, Inc............................ 12,907    144,300
*   CorVel Corp..........................................  6,563    409,991
#*  Corvus Pharmaceuticals, Inc..........................  2,175      8,678
*   Cross Country Healthcare, Inc........................  9,956     95,876
#*  CryoLife, Inc........................................  3,398     94,838
*   Cumberland Pharmaceuticals, Inc......................  1,705      9,122
*   Cutera, Inc..........................................  1,203     17,275
    CVS Health Corp...................................... 97,329  6,379,916
#*  Cymabay Therapeutics, Inc............................  3,616     31,459
    Danaher Corp......................................... 30,125  3,341,465
*   DaVita, Inc.......................................... 26,040  1,461,625
#*  Deciphera Pharmaceuticals, Inc.......................  3,013     80,959
    DENTSPLY SIRONA, Inc................................. 24,981  1,047,953
*   DexCom, Inc..........................................  2,909    410,256
    Digirad Corp.........................................  1,500      1,058
#*  Diplomat Pharmacy, Inc...............................  7,144    103,588
#*  Eagle Pharmaceuticals, Inc...........................  2,161     91,324
*   Edwards Lifesciences Corp............................ 11,334  1,931,540
*   Electromed, Inc......................................  2,300     13,076
*   Emergent BioSolutions, Inc...........................  7,615    475,100
*   Enanta Pharmaceuticals, Inc..........................  2,047    162,593
    Encompass Health Corp................................  2,644    176,725
*   Endo International P.L.C............................. 31,188    304,083
#*  Enzo Biochem, Inc....................................  1,646      6,189
#*  Evolent Health, Inc., Class A........................ 17,058    301,585
#*  Exact Sciences Corp..................................  9,953    896,566
*   Exelixis, Inc........................................ 32,646    769,466
*   Five Prime Therapeutics, Inc.........................  4,115     46,294
*   FONAR Corp...........................................    776     17,150
*   Genomic Health, Inc..................................    701     53,143
    Gilead Sciences, Inc................................. 97,134  6,800,351
*   Globus Medical, Inc., Class A........................ 12,726    573,306
#*  GlycoMimetics, Inc...................................  3,034     33,981
*   Haemonetics Corp.....................................  6,287    621,847
#*  Halozyme Therapeutics, Inc........................... 12,250    198,205
*   Harvard Bioscience, Inc..............................  3,317     11,377
#*  HealthEquity, Inc.................................... 11,134    694,094
    HealthStream, Inc....................................  4,750    119,510

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTH CARE -- (Continued)
#*  Henry Schein, Inc....................................   7,438 $   577,933
#*  Heska Corp...........................................   1,107     109,150
    Hill-Rom Holdings, Inc...............................   6,262     626,325
*   HMS Holdings Corp....................................  13,644     409,184
*   Hologic, Inc.........................................  47,781   2,121,476
*   Horizon Pharma P.L.C.................................   9,352     200,974
    Humana, Inc..........................................   9,650   2,981,753
*   ICU Medical, Inc.....................................   1,695     421,716
*   IDEXX Laboratories, Inc..............................   5,239   1,114,754
*   Illumina, Inc........................................   6,203   1,735,537
*   Immune Design Corp...................................   4,778       7,454
*   Incyte Corp..........................................   4,196     338,156
#*  Innoviva, Inc........................................  10,187     174,198
#*  Inogen, Inc..........................................   1,052     159,073
#*  Inovalon Holdings, Inc., Class A.....................   3,820      54,588
#*  Inspire Medical Systems, Inc.........................   2,520     135,148
#*  Insulet Corp.........................................   1,681     136,480
*   Integer Holdings Corp................................   4,357     352,873
#*  Integra LifeSciences Holdings Corp...................   6,269     296,900
*   Intra-Cellular Therapies, Inc........................   2,471      29,751
*   Intuitive Surgical, Inc..............................   4,131   2,163,157
#   Invacare Corp........................................   3,836      19,717
#*  Ionis Pharmaceuticals, Inc...........................   9,517     551,986
*   IQVIA Holdings, Inc..................................  21,331   2,751,912
*   Jazz Pharmaceuticals P.L.C...........................   5,949     748,920
    Johnson & Johnson.................................... 171,750  22,856,490
#*  Karyopharm Therapeutics, Inc.........................   3,622      30,678
    Kewaunee Scientific Corp.............................     534      17,195
*   Kindred Biosciences, Inc.............................   1,675      16,499
*   Laboratory Corp. of America Holdings.................  11,090   1,545,391
#*  Lannett Co., Inc.....................................     400       2,984
*   Lantheus Holdings, Inc...............................   7,641     128,522
#   LeMaitre Vascular, Inc...............................   4,355     103,823
#*  LHC Group, Inc.......................................   5,841     617,569
*   Ligand Pharmaceuticals, Inc..........................   1,699     200,652
#*  Lipocine, Inc........................................   1,313       2,114
*   LivaNova P.L.C.......................................   4,817     444,705
    Luminex Corp.........................................   6,816     190,098
*   MacroGenics, Inc.....................................   2,879      33,771
#*  Madrigal Pharmaceuticals, Inc........................     552      63,900
*   Magellan Health, Inc.................................   5,513     359,227
#*  Mallinckrodt P.L.C...................................   8,123     177,569
*   Masimo Corp..........................................   8,978   1,116,773
    McKesson Corp........................................  47,365   6,074,561
#*  Medidata Solutions, Inc..............................   4,562     323,720
*   MEDNAX, Inc..........................................  16,172     583,971
*   Medpace Holdings, Inc................................   2,117     136,335
    Medtronic P.L.C......................................  56,094   4,958,149
    Merck & Co., Inc.....................................  75,144   5,592,968
    Meridian Bioscience, Inc.............................   4,317      70,756
*   Merit Medical Systems, Inc...........................   6,597     372,928
*   Mettler-Toledo International, Inc....................   2,454   1,566,045
*   Minerva Neurosciences, Inc...........................   5,400      35,532
#*  Mirati Therapeutics, Inc.............................   1,129      74,604
*   Molina Healthcare, Inc...............................  19,842   2,638,589
*   Mylan NV.............................................   2,725      81,614
*   Myriad Genetics, Inc.................................   6,538     184,306
    National Research Corp...............................     931      37,221
*   Natus Medical, Inc...................................   3,851     129,933

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
HEALTH CARE -- (Continued)
#*  Nektar Therapeutics..................................  12,431 $  526,329
*   Neogen Corp..........................................   2,952    179,806
#*  NeoGenomics, Inc.....................................   6,093    101,266
*   Neurocrine Biosciences, Inc..........................   2,000    176,440
#*  NewLink Genetics Corp................................   1,938      2,888
*   NextGen Healthcare, Inc..............................   5,664    100,140
*   NuVasive, Inc........................................   3,689    184,966
*   Nuvectra Corp........................................     849     11,886
*   Omnicell, Inc........................................   3,322    216,362
*   Ophthotech Corp......................................   5,564      7,011
#*  OPKO Health, Inc.....................................  72,128    265,431
*   OraSure Technologies, Inc............................   3,692     47,442
*   Orthofix Medical, Inc................................   1,449     78,405
*   Otonomy, Inc.........................................   3,300      6,699
*   Ovid therapeutics, Inc...............................   4,442     12,571
#   Owens & Minor, Inc...................................   6,914     52,339
*   Pacira Pharmaceuticals, Inc..........................   1,924     78,268
#   Patterson Cos., Inc..................................  11,046    246,215
#*  PDL BioPharma, Inc...................................  17,391     55,303
#*  Penumbra, Inc........................................     882    128,340
#   PerkinElmer, Inc.....................................   8,081    731,330
#   Perrigo Co. P.L.C....................................   5,376    249,715
*   Pfenex, Inc..........................................   2,224      8,763
    Pfizer, Inc.......................................... 212,308  9,012,475
    Phibro Animal Health Corp., Class A..................     893     27,879
*   PRA Health Sciences, Inc.............................  12,365  1,310,319
#*  Premier, Inc., Class A...............................  12,776    508,357
#*  Prestige Consumer Healthcare, Inc....................   5,817    162,411
#*  Prothena Corp. P.L.C.................................   8,464     99,452
*   Providence Service Corp. (The).......................   1,646    105,574
    Psychemedics Corp....................................     600     10,890
    Quest Diagnostics, Inc...............................   7,639    667,267
*   Quidel Corp..........................................   2,190    127,086
#*  Quorum Health Corp...................................   3,733     10,938
#*  Ra Pharmaceuticals, Inc..............................   1,700     34,901
*   RadNet, Inc..........................................   5,858     79,962
*   Regeneron Pharmaceuticals, Inc.......................   3,820  1,639,811
*   REGENXBIO, Inc.......................................   3,426    150,607
#*  Repligen Corp........................................   5,247    299,131
    ResMed, Inc..........................................   9,093    865,381
*   Retrophin, Inc.......................................   3,350     72,226
#*  Rhythm Pharmaceuticals, Inc..........................   2,267     60,302
*   RTI Surgical, Inc....................................   7,852     34,470
#*  Sage Therapeutics, Inc...............................   2,852    406,667
#*  Sangamo Therapeutics, Inc............................   7,200     84,168
#*  Sarepta Therapeutics, Inc............................   1,768    247,007
*   SeaSpine Holdings Corp...............................     289      4,419
#*  Seattle Genetics, Inc................................   3,292    251,608
#*  Sierra Oncology, Inc.................................   5,140      6,990
    Simulations Plus, Inc................................   2,272     43,759
#*  Spectrum Pharmaceuticals, Inc........................   6,748     75,578
*   Stemline Therapeutics, Inc...........................   2,568     28,402
    STERIS P.L.C.........................................   4,871    555,586
    Stryker Corp.........................................  20,140  3,576,260
*   Supernus Pharmaceuticals, Inc........................   4,614    175,932
*   Surmodics, Inc.......................................   1,314     75,253
#*  Syndax Pharmaceuticals, Inc..........................   5,336     29,882
#*  Syneos Health, Inc...................................  16,667    850,684
#*  Synlogic, Inc........................................   3,260     26,341

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------ ------------
HEALTH CARE -- (Continued)
#*  Syros Pharmaceuticals, Inc...........................     52 $        311
    Taro Pharmaceutical Industries, Ltd..................  3,672      349,354
#*  Teladoc Health, Inc..................................  7,563      485,545
    Teleflex, Inc........................................  1,778      486,283
#*  Tetraphase Pharmaceuticals, Inc......................  5,296        6,514
    Thermo Fisher Scientific, Inc........................ 20,586    5,057,363
#*  Tivity Health, Inc...................................  5,888      131,067
*   Triple-S Management Corp., Class B...................  2,100       42,336
#*  Ultragenyx Pharmaceutical Inc........................    700       34,524
*   United Therapeutics Corp.............................  8,846    1,020,209
    UnitedHealth Group, Inc.............................. 78,859   21,307,702
    US Physical Therapy, Inc.............................  1,213      128,445
#   Utah Medical Products, Inc...........................    407       38,234
#*  Vanda Pharmaceuticals, Inc...........................  2,458       66,686
#*  Varex Imaging Corp...................................  5,760      164,102
*   Varian Medical Systems, Inc..........................  6,834      902,293
*   Veeva Systems, Inc., Class A.........................  6,734      734,410
*   Vertex Pharmaceuticals, Inc..........................  8,666    1,654,426
*   Waters Corp..........................................  6,199    1,433,333
*   WellCare Health Plans, Inc...........................  8,932    2,469,519
#   West Pharmaceutical Services, Inc....................  2,726      295,144
*   Wright Medical Group NV..............................  7,475      223,054
#*  Xencor, Inc..........................................  3,723      134,400
*   Zafgen, Inc..........................................  2,872       12,752
    Zimmer Biomet Holdings, Inc.......................... 17,932    1,964,630
#*  Zogenix, Inc.........................................  4,233      185,194
                                                                 ------------
TOTAL HEALTH CARE........................................         244,748,562
                                                                 ------------
INDUSTRIALS -- (12.7%)
    3M Co................................................ 25,014    5,010,304
#   AAON, Inc............................................  8,609      318,016
    AAR Corp.............................................  3,070      115,678
    ABM Industries, Inc.................................. 22,609      773,002
*   Acacia Research Corp.................................  3,806       11,570
    ACCO Brands Corp..................................... 15,408      136,053
    Acme United Corp.....................................    500        8,355
    Actuant Corp., Class A...............................  8,274      189,392
    Acuity Brands, Inc...................................  8,573    1,036,561
    Advanced Drainage Systems, Inc.......................  8,999      229,475
*   AECOM................................................ 26,760      819,124
#*  Aegion Corp..........................................  9,894      179,576
#*  Aerojet Rocketdyne Holdings, Inc..................... 19,640      775,191
*   Aerovironment, Inc...................................  2,565      199,198
    AGCO Corp............................................ 18,407    1,181,729
    Air Lease Corp....................................... 37,284    1,414,555
*   Air Transport Services Group, Inc....................  9,263      219,996
    Aircastle, Ltd....................................... 27,355      570,078
    Alamo Group, Inc.....................................  2,044      176,050
    Alaska Air Group, Inc................................ 14,300      914,485
    Albany International Corp., Class A..................  6,226      427,477
    Allegion P.L.C.......................................  7,334      629,697
    Allied Motion Technologies, Inc......................    500       21,080
    Allison Transmission Holdings, Inc................... 32,955    1,603,920
    Altra Industrial Motion Corp......................... 10,240      313,446
    AMERCO...............................................  6,442    2,336,256
*   Ameresco, Inc., Class A..............................  6,493       96,941
#*  American Woodmark Corp...............................  1,500      104,925
    AMETEK, Inc.......................................... 17,268    1,258,837
    AO Smith Corp........................................ 12,611      603,562

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
INDUSTRIALS -- (Continued)
#   Apogee Enterprises, Inc..............................  4,771 $  162,548
    Applied Industrial Technologies, Inc.................  9,233    544,839
*   ARC Document Solutions, Inc..........................  2,577      6,262
*   ARC Group Worldwide, Inc.............................  2,172      2,085
    ArcBest Corp.........................................  5,840    219,701
    Arconic, Inc......................................... 21,339    401,600
    Arcosa, Inc..........................................  6,644    195,533
    Argan, Inc...........................................  3,356    141,690
*   Armstrong Flooring, Inc..............................  2,090     28,257
    Armstrong World Industries, Inc......................  6,607    449,540
*   ASGN, Inc............................................ 17,078  1,075,743
    Astec Industries, Inc................................  2,609     96,585
*   Astronics Corp.......................................  5,151    157,981
#*  Astronics Corp., Class B.............................  1,188     36,531
*   Atkore International Group, Inc...................... 13,560    314,456
*   Atlas Air Worldwide Holdings, Inc....................  3,402    181,054
#*  Avis Budget Group, Inc............................... 31,476    838,521
#*  Axon Enterprise, Inc.................................  5,842    298,000
    AZZ, Inc.............................................  3,314    148,302
#*  Babcock & Wilcox Enterprises, Inc.................... 25,042     14,702
    Barnes Group, Inc....................................  9,557    564,628
    Barrett Business Services, Inc.......................  1,389     87,021
#*  Beacon Roofing Supply, Inc........................... 21,110    766,926
    BG Staffing, Inc.....................................  2,546     65,610
*   Blue Bird Corp.......................................  2,016     40,058
*   BMC Stock Holdings, Inc.............................. 12,581    215,890
    Brady Corp., Class A.................................  8,447    377,665
    Briggs & Stratton Corp...............................  8,492    109,377
    Brink's Co. (The)....................................  8,918    660,378
*   Builders FirstSource, Inc............................ 19,553    258,491
#   BWX Technologies, Inc................................ 14,117    655,311
*   CAI International, Inc...............................  1,115     27,674
    Carlisle Cos., Inc...................................  6,748    726,962
*   Casella Waste Systems, Inc., Class A.................  2,537     76,414
    Caterpillar, Inc..................................... 43,093  5,738,264
*   CBIZ, Inc............................................  9,062    177,615
#*  CECO Environmental Corp..............................  2,011     13,836
    CH Robinson Worldwide, Inc........................... 13,697  1,188,489
*   Chart Industries, Inc................................  5,655    422,429
#*  Cimpress NV..........................................  5,638    468,912
    Cintas Corp..........................................  8,763  1,643,150
#*  CIRCOR International, Inc............................  2,327     64,342
*   Civeo Corp........................................... 14,984     37,910
*   Clean Harbors, Inc................................... 11,131    659,067
#*  Colfax Corp.......................................... 21,984    544,104
    Columbus McKinnon Corp...............................  3,885    140,637
    Comfort Systems USA, Inc.............................  9,955    477,541
*   Commercial Vehicle Group, Inc........................  3,200     23,904
*   Continental Building Products, Inc...................  4,160    109,574
    Copa Holdings SA, Class A............................  4,130    391,731
#*  Copart, Inc.......................................... 22,691  1,148,845
*   CoStar Group, Inc....................................  1,876    733,028
*   Covenant Transportation Group, Inc., Class A.........  3,969     93,589
*   CPI Aerostructures, Inc..............................  1,133      7,942
    CRA International, Inc...............................    684     28,550
    Crane Co............................................. 12,658  1,047,576
*   CSW Industrials, Inc.................................  1,566     80,884
    CSX Corp............................................. 25,975  1,706,558
    Cubic Corp...........................................  5,925    380,800

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
    Cummins, Inc.........................................  30,612 $4,503,331
    Curtiss-Wright Corp..................................   8,982  1,019,637
    Deere & Co...........................................  18,313  3,003,332
    Deluxe Corp..........................................   9,327    438,089
    DMC Global, Inc......................................   1,127     38,904
#   Donaldson Co., Inc...................................  26,302  1,243,559
    Douglas Dynamics, Inc................................   4,728    167,371
    Dover Corp...........................................  14,709  1,291,891
*   Ducommun, Inc........................................   1,219     47,992
    Dun & Bradstreet Corp. (The).........................   6,914  1,000,732
*   DXP Enterprises, Inc.................................   5,236    172,317
*   Dycom Industries, Inc................................   6,464    375,235
    Eaton Corp. P.L.C....................................  21,334  1,626,718
*   Echo Global Logistics, Inc...........................   5,738    136,335
    EMCOR Group, Inc.....................................  11,929    778,129
    Emerson Electric Co..................................  36,341  2,379,245
    Encore Wire Corp.....................................   3,362    181,212
    EnerSys..............................................   8,254    703,736
    Ennis, Inc...........................................   7,441    147,629
    EnPro Industries, Inc................................   2,521    166,512
    Equifax, Inc.........................................   9,540  1,020,971
    ESCO Technologies, Inc...............................   3,707    241,363
*   Esterline Technologies Corp..........................   5,583    679,451
#*  ExOne Co. (The)......................................   1,400     12,600
    Expeditors International of Washington, Inc..........  23,849  1,652,736
    Exponent, Inc........................................  10,538    526,479
#   Fastenal Co..........................................  29,039  1,755,698
    Federal Signal Corp..................................  11,857    260,617
    FedEx Corp...........................................  12,781  2,269,522
#   Flowserve Corp.......................................  27,827  1,225,501
    Fluor Corp...........................................  39,937  1,460,496
    Forrester Research, Inc..............................   4,222    189,610
#   Fortive Corp.........................................  27,216  2,040,928
    Fortune Brands Home & Security, Inc..................  29,718  1,346,225
    Forward Air Corp.....................................   4,814    281,763
*   Franklin Covey Co....................................   1,000     24,360
    Franklin Electric Co., Inc...........................   7,186    343,347
*   FreightCar America, Inc..............................   1,405     10,004
*   FTI Consulting, Inc..................................   6,487    443,192
*   Gardner Denver Holdings, Inc.........................  41,232  1,017,193
#   GATX Corp............................................   5,242    396,715
*   Gencor Industries, Inc...............................   1,295     17,949
*   Generac Holdings, Inc................................  14,797    783,205
    General Dynamics Corp................................  17,612  3,014,646
    General Electric Co.................................. 283,570  2,881,071
*   Genesee & Wyoming, Inc., Class A.....................   5,435    426,756
*   Gibraltar Industries, Inc............................   5,794    206,556
    Global Brass & Copper Holdings, Inc..................   5,644    170,675
*   GMS, Inc.............................................   8,137    154,033
*   Goldfield Corp. (The)................................   3,131      8,548
    Gorman-Rupp Co. (The)................................   3,775    130,426
*   GP Strategies Corp...................................   2,804     42,172
    Graco, Inc...........................................  34,327  1,487,389
    GrafTech International, Ltd..........................  14,242    188,137
    Graham Corp..........................................     400      8,960
#   Granite Construction, Inc............................   9,174    396,500
*   Great Lakes Dredge & Dock Corp.......................   9,514     67,264
#   Greenbrier Cos., Inc. (The)..........................   7,951    337,202
    Griffon Corp.........................................   6,042     96,128

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
INDUSTRIALS -- (Continued)
    H&E Equipment Services, Inc.......................... 11,912 $  318,884
    Harris Corp.......................................... 13,930  2,133,797
*   Harsco Corp.......................................... 20,467    435,947
*   HD Supply Holdings, Inc.............................. 60,641  2,543,284
#   Healthcare Services Group, Inc.......................  8,956    390,661
    Heartland Express, Inc............................... 13,348    267,094
#   HEICO Corp...........................................  7,235    611,358
    HEICO Corp., Class A................................. 10,612    743,158
    Heidrick & Struggles International, Inc..............  4,482    148,130
*   Herc Holdings, Inc...................................  7,086    262,536
*   Heritage-Crystal Clean, Inc..........................  1,237     31,667
    Herman Miller, Inc................................... 10,085    345,210
#*  Hertz Global Holdings, Inc........................... 14,573    241,766
    Hexcel Corp.......................................... 13,257    897,631
*   Hill International, Inc..............................  3,244     10,965
    Hillenbrand, Inc..................................... 10,474    444,098
    HNI Corp.............................................  7,765    301,826
    Honeywell International, Inc......................... 43,446  6,240,149
*   Houston Wire & Cable Co..............................  1,900     11,913
*   Hub Group, Inc., Class A.............................  5,891    262,208
    Hubbell, Inc......................................... 12,913  1,411,778
#*  Hudson Technologies, Inc.............................  2,424      2,836
    Huntington Ingalls Industries, Inc...................  6,976  1,440,195
    Hurco Cos., Inc......................................    600     23,010
*   Huron Consulting Group, Inc..........................  6,007    290,438
#*  Huttig Building Products, Inc........................  2,740      6,576
    Hyster-Yale Materials Handling, Inc..................  1,600    111,344
    ICF International, Inc...............................  4,658    307,055
    IDEX Corp............................................  6,646    916,218
*   IES Holdings, Inc....................................  1,364     22,833
    Illinois Tool Works, Inc............................. 22,480  3,086,729
    Ingersoll-Rand P.L.C................................. 37,020  3,703,481
*   InnerWorkings, Inc...................................  7,179     32,952
    Insperity, Inc....................................... 10,496  1,119,713
    Insteel Industries, Inc..............................  2,902     64,105
    Interface, Inc.......................................  9,097    149,282
    ITT, Inc............................................. 29,854  1,569,126
    Jacobs Engineering Group, Inc........................ 17,514  1,134,907
    JB Hunt Transport Services, Inc......................  6,551    701,219
#*  JELD-WEN Holding, Inc................................  4,122     73,536
*   JetBlue Airways Corp................................. 27,992    503,576
    John Bean Technologies Corp..........................  6,486    515,248
    Johnson Controls International P.L.C................. 45,784  1,546,126
    Kadant, Inc..........................................  2,282    194,655
    Kaman Corp...........................................  5,016    296,546
    KAR Auction Services, Inc............................ 33,198  1,726,628
    KBR, Inc............................................. 44,438    764,334
    Kelly Services, Inc., Class A........................  7,921    177,430
    Kennametal, Inc...................................... 15,668    588,803
#*  KeyW Holding Corp. (The)............................. 12,613     90,561
    Kforce, Inc..........................................  9,003    295,388
    Kimball International, Inc., Class B.................  5,382     76,048
#*  Kirby Corp...........................................  1,689    126,523
#   Knight-Swift Transportation Holdings, Inc............ 12,943    410,940
    Knoll, Inc...........................................  6,267    126,343
    Korn/Ferry International.............................  9,555    435,708
#*  Kratos Defense & Security Solutions, Inc............. 12,631    195,654
    L3 Technologies, Inc.................................  8,931  1,758,335
    Landstar System, Inc.................................  4,433    450,304

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
INDUSTRIALS -- (Continued)
*   Lawson Products, Inc.................................    796 $   23,562
*   LB Foster Co., Class A...............................    958     17,119
#   Lennox International, Inc............................  4,826  1,106,505
    Lincoln Electric Holdings, Inc....................... 13,027  1,126,054
    Lindsay Corp.........................................  1,188    102,025
    LS Starrett Co. (The), Class A.......................  1,000      6,300
    LSC Communications, Inc..............................  7,122     56,477
    LSI Industries, Inc..................................  1,800      5,886
*   Lydall, Inc..........................................  2,892     76,696
#   Macquarie Infrastructure Corp........................  9,036    390,084
#*  Manitowoc Co., Inc. (The)............................  5,741     87,378
    ManpowerGroup, Inc................................... 21,150  1,671,485
    Marten Transport, Ltd................................  5,543    107,257
    Masco Corp........................................... 30,947  1,002,992
*   Masonite International Corp..........................  2,005    114,686
#*  MasTec, Inc.......................................... 15,403    683,585
    Matthews International Corp., Class A................  7,666    341,060
    McGrath RentCorp.....................................  5,554    279,922
#*  Mercury Systems, Inc.................................  6,295    369,076
*   Meritor, Inc......................................... 23,825    492,701
#*  Middleby Corp. (The).................................  9,113  1,071,871
*   Milacron Holdings Corp............................... 10,781    149,425
    Miller Industries, Inc...............................    900     27,045
*   Mistras Group, Inc...................................  3,871     56,942
    Mobile Mini, Inc..................................... 11,404    430,957
    Moog, Inc., Class A..................................  4,688    419,435
*   MRC Global, Inc...................................... 17,222    269,008
    MSA Safety, Inc......................................  4,277    428,470
    MSC Industrial Direct Co., Inc., Class A............. 14,549  1,214,696
    Mueller Industries, Inc..............................  5,807    150,459
    Mueller Water Products, Inc., Class A................ 21,298    210,424
#   Multi-Color Corp.....................................  4,043    188,202
*   MYR Group, Inc.......................................  3,112     94,823
#   National Presto Industries, Inc......................    700     83,734
    Navigant Consulting, Inc.............................  6,703    173,742
*   Navistar International Corp.......................... 14,569    478,446
*   NCI Building Systems, Inc............................  7,677     62,644
#*  Nexeo Solutions, Inc.................................  1,000      9,400
    Nielsen Holdings P.L.C............................... 83,627  2,147,541
*   NL Industries, Inc...................................  1,570      5,950
#   NN, Inc..............................................  3,098     28,285
    Nordson Corp......................................... 11,500  1,490,860
    Northrop Grumman Corp................................ 11,562  3,185,909
*   Northwest Pipe Co....................................  1,100     25,344
#*  NOW, Inc............................................. 35,157    475,674
*   NV5 Global, Inc......................................  2,181    154,349
    nVent Electric P.L.C................................. 17,052    426,641
    Old Dominion Freight Line, Inc.......................  5,315    722,468
#   Omega Flex, Inc......................................    391     24,750
*   Orion Group Holdings, Inc............................  1,224      5,165
    Oshkosh Corp......................................... 17,734  1,330,937
    PACCAR, Inc.......................................... 77,391  5,070,658
*   PAM Transportation Services, Inc.....................     48      2,359
    Parker-Hannifin Corp................................. 19,444  3,204,566
    Park-Ohio Holdings Corp..............................  1,124     36,508
*   Patrick Industries, Inc..............................  4,554    181,705
*   Patriot Transportation Holding, Inc..................    404      7,846
    Pentair P.L.C........................................ 33,442  1,377,476
*   PGT Innovations, Inc.................................  4,692     78,075

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
INDUSTRIALS -- (Continued)
    Pitney Bowes, Inc.................................... 46,168 $  332,871
    Powell Industries, Inc...............................  1,050     29,306
    Preformed Line Products Co...........................    500     27,750
    Primoris Services Corp...............................  9,291    185,355
*   Proto Labs, Inc......................................  3,531    438,374
#   Quad/Graphics, Inc...................................  5,242     70,819
    Quanex Building Products Corp........................  2,223     34,790
    Quanta Services, Inc................................. 22,307    788,329
*   Radiant Logistics, Inc...............................  3,151     15,566
    Raven Industries, Inc................................  2,635     97,469
    Raytheon Co.......................................... 27,550  4,539,138
*   RBC Bearings, Inc....................................  2,781    387,727
    Regal Beloit Corp....................................  8,638    663,053
*   Resideo Technologies, Inc............................  6,262    137,326
    Resources Connection, Inc............................  6,015    100,511
#   REV Group, Inc.......................................  2,821     23,443
*   Rexnord Corp......................................... 16,932    442,772
#*  Roadrunner Transportation Systems, Inc...............  2,764      1,344
    Robert Half International, Inc....................... 39,857  2,567,987
    Rockwell Automation, Inc............................. 14,756  2,501,437
#   Rollins, Inc......................................... 23,535    876,443
    Roper Technologies, Inc..............................  4,320  1,223,683
#   RR Donnelley & Sons Co...............................  3,608     18,401
    Rush Enterprises, Inc., Class A......................  6,687    255,778
    Ryder System, Inc....................................  9,464    548,060
*   Saia, Inc............................................  3,500    209,895
    Schneider National, Inc., Class B.................... 11,758    249,740
#   Scorpio Bulkers, Inc.................................  5,386     24,345
*   Sensata Technologies Holding P.L.C................... 36,544  1,735,840
#*  SiteOne Landscape Supply, Inc........................ 11,988    638,960
    Snap-on, Inc......................................... 10,063  1,670,357
*   SP Plus Corp.........................................  2,747     90,926
    Spartan Motors, Inc..................................  3,151     26,531
*   Sparton Corp.........................................    143      2,630
    Spirit AeroSystems Holdings, Inc., Class A........... 20,955  1,747,647
*   SPX Corp.............................................  6,561    195,190
*   SPX FLOW, Inc........................................  7,258    237,845
    Standex International Corp...........................  1,282     95,612
    Stanley Black & Decker, Inc.......................... 16,396  2,073,110
    Steelcase, Inc., Class A............................. 15,524    256,146
*   Sterling Construction Co., Inc.......................  1,372     18,165
    Sun Hydraulics Corp..................................  3,372    119,436
#*  Sunrun, Inc.......................................... 27,685    368,211
    Systemax, Inc........................................ 13,866    323,632
#*  Team, Inc............................................  3,960     56,786
*   Teledyne Technologies, Inc...........................  7,419  1,663,488
    Tennant Co...........................................  1,764    103,600
#   Terex Corp........................................... 11,874    364,651
    Tetra Tech, Inc......................................  8,750    482,913
*   Textainer Group Holdings, Ltd........................  1,000     13,020
    Textron, Inc......................................... 30,651  1,631,553
*   Thermon Group Holdings, Inc..........................  3,145     72,524
    Timken Co. (The)..................................... 13,819    588,551
    Titan International, Inc.............................  6,299     35,400
*   Titan Machinery, Inc.................................  1,852     34,706
    Toro Co. (The)....................................... 26,381  1,569,670
#*  TPI Composites, Inc..................................  6,062    183,497
#*  TransDigm Group, Inc.................................  3,741  1,462,731
#   TransUnion........................................... 14,933    908,225

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------ ------------
INDUSTRIALS -- (Continued)
*   Trex Co., Inc........................................  4,022 $    280,575
*   TriMas Corp..........................................  4,787      138,775
*   TriNet Group, Inc.................................... 27,464    1,254,006
#   Trinity Industries, Inc.............................. 28,599      668,645
    Triton International, Ltd............................ 26,095      938,115
#   Triumph Group, Inc...................................  7,373      131,608
*   TrueBlue, Inc........................................  9,340      227,803
#*  Tutor Perini Corp.................................... 10,903      187,641
*   Twin Disc, Inc.......................................  1,000       18,120
    UniFirst Corp........................................  2,349      325,172
    Union Pacific Corp...................................  8,345    1,327,439
    United Parcel Service, Inc., Class B................. 29,834    3,144,504
*   United Rentals, Inc..................................  9,511    1,191,348
    United Technologies Corp............................. 54,621    6,449,101
#*  Univar, Inc.......................................... 37,023      771,189
    Universal Forest Products, Inc....................... 10,091      311,005
    Universal Logistics Holdings, Inc....................  1,639       33,403
*   USA Truck, Inc.......................................  1,300       23,218
    USG Corp............................................. 10,209      440,518
    Valmont Industries, Inc..............................  3,833      494,457
*   Vectrus, Inc.........................................    888       22,369
*   Verisk Analytics, Inc................................ 23,007    2,701,252
*   Veritiv Corp.........................................  2,117       72,296
    Viad Corp............................................  2,443      128,746
#*  Vicor Corp...........................................  2,080       81,931
    VSE Corp.............................................  1,028       33,544
    Wabash National Corp.................................  8,546      119,131
*   WABCO Holdings, Inc.................................. 11,076    1,265,212
#   Wabtec Corp.......................................... 14,606    1,010,151
*   WageWorks, Inc.......................................  3,504      110,551
#   Watsco, Inc..........................................  6,578      970,123
    Watts Water Technologies, Inc., Class A..............  4,478      335,268
*   Welbilt, Inc......................................... 19,187      269,002
#   Werner Enterprises, Inc.............................. 13,608      447,975
*   Wesco Aircraft Holdings, Inc......................... 14,445      126,249
*   WESCO International, Inc............................. 14,356      752,254
*   Willdan Group, Inc...................................    407       13,696
*   Willis Lease Finance Corp............................    474       18,145
    Woodward, Inc........................................ 11,090    1,007,527
    WW Grainger, Inc.....................................  9,045    2,671,803
#*  XPO Logistics, Inc................................... 16,377      995,394
    Xylem, Inc........................................... 18,944    1,349,949
#*  YRC Worldwide, Inc...................................  3,057       19,076
                                                                 ------------
TOTAL INDUSTRIALS........................................         241,082,390
                                                                 ------------
INFORMATION TECHNOLOGY -- (19.1%)
#*  Acacia Communications, Inc...........................  6,401      278,508
    Accenture P.L.C., Class A............................ 54,669    8,394,425
*   ACI Worldwide, Inc................................... 18,655      551,442
*   Adobe, Inc........................................... 24,327    6,028,717
    ADTRAN, Inc..........................................  9,073      132,284
*   Advanced Energy Industries, Inc......................  4,110      210,802
#*  Advanced Micro Devices, Inc.......................... 91,782    2,240,399
*   Agilysys, Inc........................................  1,572       27,824
*   Akamai Technologies, Inc............................. 10,100      657,510
#*  Alarm.com Holdings, Inc..............................  5,868      369,273
    Alliance Data Systems Corp...........................  8,722    1,548,940
*   Alpha & Omega Semiconductor, Ltd.....................  2,166       25,797
    Amdocs, Ltd.......................................... 12,997      726,272

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
    American Software, Inc., Class A.....................   1,400 $    15,484
*   Amkor Technology, Inc................................  26,848     214,784
*   Amtech Systems, Inc..................................   1,892       9,517
    Analog Devices, Inc..................................  11,088   1,096,160
*   Anixter International, Inc...........................   7,471     453,564
*   ANSYS, Inc...........................................   6,254   1,027,845
*   Appfolio, Inc., Class A..............................   1,445      91,483
    Apple, Inc........................................... 439,619  73,170,186
    Applied Materials, Inc...............................  71,884   2,809,227
*   Applied Optoelectronics, Inc.........................     821      14,269
*   Arista Networks, Inc.................................   2,918     626,728
#*  Arlo Technologies, Inc...............................  11,974      86,093
*   ARRIS International P.L.C............................  33,545   1,052,978
*   Arrow Electronics, Inc...............................  18,564   1,409,936
*   Aspen Technology, Inc................................   9,447     912,864
#*  Asure Software, Inc..................................   1,020       5,416
*   Atlassian Corp. P.L.C., Class A......................   1,914     188,338
*   Autodesk, Inc........................................  13,118   1,930,970
    Automatic Data Processing, Inc.......................  32,663   4,567,594
*   Avid Technology, Inc.................................   2,813      13,390
    Avnet, Inc...........................................  21,529     886,995
*   Aware, Inc...........................................     500       1,760
*   Axcelis Technologies, Inc............................   2,358      49,117
*   AXT, Inc.............................................   2,116       8,697
    Badger Meter, Inc....................................   2,964     156,470
    Bel Fuse, Inc., Class B..............................     878      20,264
#   Belden, Inc..........................................   3,800     203,718
    Benchmark Electronics, Inc...........................   4,800     122,016
*   Black Knight, Inc....................................  17,416     856,693
    Blackbaud, Inc.......................................   6,067     434,397
    Booz Allen Hamilton Holding Corp.....................  26,223   1,288,336
*   Bottomline Technologies De, Inc......................   3,516     181,601
    Broadcom, Inc........................................  13,540   3,632,105
    Broadridge Financial Solutions, Inc..................  11,542   1,163,780
    Brooks Automation, Inc...............................   7,442     231,669
    Cabot Microelectronics Corp..........................   2,875     292,934
*   CACI International, Inc., Class A....................   4,202     702,490
*   Cadence Design Systems, Inc..........................  20,582     988,553
*   CalAmp Corp..........................................   2,229      32,120
*   Calix, Inc...........................................   5,447      59,263
#*  Carbonite, Inc.......................................   6,338     181,520
*   Cardtronics P.L.C., Class A..........................  10,306     278,983
    Cass Information Systems, Inc........................   1,580      77,562
    CDK Global, Inc......................................  22,303   1,090,840
    CDW Corp.............................................  14,681   1,222,487
*   CEVA, Inc............................................   2,935      83,471
*   Ciena Corp...........................................  30,944   1,178,657
    Cisco Systems, Inc................................... 223,587  10,573,429
*   Cision, Ltd..........................................  17,017     211,011
    Citrix Systems, Inc..................................  13,329   1,366,756
*   Clearfield, Inc......................................   1,200      14,124
#   ClearOne, Inc........................................   1,716       3,123
#   Cognex Corp..........................................  15,142     688,961
    Cognizant Technology Solutions Corp., Class A........  37,602   2,620,107
#*  Coherent, Inc........................................   1,979     233,918
    Cohu, Inc............................................   5,249      92,067
*   CommScope Holding Co., Inc...........................   8,901     186,120
*   CommVault Systems, Inc...............................   3,665     242,147
*   Computer Task Group, Inc.............................   2,600      11,050

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
    Comtech Telecommunications Corp......................   4,990 $  124,600
*   Conduent, Inc........................................  31,474    401,293
#*  Control4 Corp........................................   4,003     79,540
*   CoreLogic, Inc.......................................  13,896    504,425
*   Cray, Inc............................................   2,625     57,592
#   CSG Systems International, Inc.......................   7,754    280,617
#*  CyberOptics Corp.....................................     483     10,186
    Daktronics, Inc......................................   4,036     30,391
#   Diebold Nixdorf, Inc.................................   3,154     13,404
*   Digi International, Inc..............................   2,612     30,978
*   Diodes, Inc..........................................   5,496    184,830
    Dolby Laboratories, Inc., Class A....................   9,583    619,349
#*  Dropbox, Inc., Class A...............................   1,900     46,949
*   DSP Group, Inc.......................................   1,896     23,965
    DXC Technology Co....................................  41,096  2,635,076
#   Ebix, Inc............................................   2,775    158,508
*   EchoStar Corp., Class A..............................   4,957    203,138
#*  Electro Scientific Industries, Inc...................   2,000     60,000
*   Electronics for Imaging, Inc.........................   8,510    224,749
#*  Ellie Mae, Inc.......................................   2,660    201,628
*   EMCORE Corp..........................................   1,184      5,198
*   Endurance International Group Holdings, Inc..........  39,008    315,965
#   Entegris, Inc........................................  10,757    355,519
*   Envestnet, Inc.......................................   3,721    201,864
*   EPAM Systems, Inc....................................   6,671    943,813
*   ePlus, Inc...........................................   2,542    201,377
*   Euronet Worldwide, Inc...............................   7,965    916,055
    EVERTEC, Inc.........................................  20,353    563,168
*   ExlService Holdings, Inc.............................   6,245    359,087
*   F5 Networks, Inc.....................................   5,859    943,006
*   Fabrinet.............................................   3,800    215,992
*   Fair Isaac Corp......................................   4,534  1,021,057
*   FARO Technologies, Inc...............................   3,724    158,344
    Fidelity National Information Services, Inc..........  20,832  2,177,569
*   Finisar Corp.........................................  20,405    464,826
*   First Data Corp., Class A............................  55,858  1,376,900
#*  Fiserv, Inc..........................................  29,825  2,473,387
#*  Fitbit, Inc., Class A................................  36,521    225,335
*   FleetCor Technologies, Inc...........................   9,905  1,998,928
*   Flex, Ltd............................................  44,835    431,313
    FLIR Systems, Inc....................................  14,818    724,304
*   FormFactor, Inc......................................  11,485    172,505
*   Fortinet, Inc........................................  10,500    803,985
*   Frequency Electronics, Inc...........................   1,723     22,847
#*  Gartner, Inc.........................................   7,263    986,969
    Genpact, Ltd.........................................  16,973    506,305
    Global Payments, Inc.................................  10,659  1,196,793
    GlobalSCAPE, Inc.....................................   2,764     12,604
#*  Globant SA...........................................   3,154    213,210
*   GoDaddy, Inc., Class A...............................  10,571    725,488
*   GSI Technology, Inc..................................   2,247     17,324
#*  GTT Communications, Inc..............................   9,048    231,629
*   Guidewire Software, Inc..............................   5,645    489,309
    Hackett Group, Inc. (The)............................   4,000     71,960
*   Harmonic, Inc........................................   9,882     52,276
    Hewlett Packard Enterprise Co........................ 144,754  2,256,715
    HP, Inc..............................................  95,782  2,110,077
#*  HubSpot, Inc.........................................   1,883    298,098
#*  Ichor Holdings, Ltd..................................   4,111     84,563

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
#*  Immersion Corp.......................................   4,600 $    43,654
#*  Infinera Corp........................................  27,228     119,803
#*  Inphi Corp...........................................   3,230     127,391
*   Insight Enterprises, Inc.............................   6,419     294,760
*   Integrated Device Technology, Inc....................  15,373     750,971
    Intel Corp........................................... 233,092  10,983,295
    InterDigital, Inc....................................   3,428     249,593
#*  Internap Corp........................................     200       1,082
    International Business Machines Corp.................  67,306   9,047,273
*   Intevac, Inc.........................................   1,900      10,564
    Intuit, Inc..........................................  21,353   4,608,404
#*  IPG Photonics Corp...................................     118      15,694
*   Itron, Inc...........................................   5,355     292,544
#   j2 Global, Inc.......................................  10,355     778,282
    Jabil, Inc...........................................  17,553     467,787
    Jack Henry & Associates, Inc.........................   6,686     892,915
    Juniper Networks, Inc................................  31,636     820,638
    KEMET Corp...........................................   3,386      60,000
*   Key Tronic Corp......................................     334       2,421
*   Keysight Technologies, Inc...........................   8,178     605,336
*   Kimball Electronics, Inc.............................   1,207      19,517
    KLA-Tencor Corp......................................  16,983   1,809,878
*   Knowles Corp.........................................   5,382      83,959
#*  Kopin Corp...........................................   5,600       7,728
    Kulicke & Soffa Industries, Inc......................   8,480     191,054
*   KVH Industries, Inc..................................   1,119      12,510
    Lam Research Corp....................................  22,819   3,869,646
    Leidos Holdings, Inc.................................  16,215     940,470
*   Limelight Networks, Inc..............................   9,772      30,489
#*  LiveRamp Holdings, Inc...............................  12,127     526,797
    LogMeIn, Inc.........................................   7,010     652,070
#*  Lumentum Holdings, Inc...............................   6,055     296,150
*   Luxoft Holding, Inc..................................   1,045      60,641
#*  MagnaChip Semiconductor Corp.........................   3,441      20,577
*   Manhattan Associates, Inc............................   8,544     416,691
    ManTech International Corp., Class A.................   5,183     292,166
    Marvell Technology Group, Ltd........................  41,654     771,849
    Mastercard, Inc., Class A............................  81,204  17,144,601
    MAXIMUS, Inc.........................................  12,054     845,347
#*  MaxLinear, Inc.......................................   7,148     140,244
#   Mesa Laboratories, Inc...............................     200      45,306
    Methode Electronics, Inc.............................   2,769      71,302
    Microsoft Corp....................................... 352,750  36,837,682
*   MicroStrategy, Inc., Class A.........................   1,106     140,340
*   Mimecast, Ltd........................................   1,716      64,470
#*  MINDBODY, Inc., Class A..............................   1,623      59,175
    MKS Instruments, Inc.................................   5,684     463,985
*   MoneyGram International, Inc.........................   5,134      10,935
#*  MongoDB, Inc.........................................   1,167     107,784
    Monotype Imaging Holdings, Inc.......................   3,966      65,836
    Motorola Solutions, Inc..............................  11,789   1,378,252
    MTS Systems Corp.....................................   2,492     124,750
*   Nanometrics, Inc.....................................   3,370     103,088
    National Instruments Corp............................  14,437     638,404
#*  NCR Corp.............................................  16,051     429,364
    NetApp, Inc..........................................  24,218   1,544,382
*   NETGEAR, Inc.........................................   6,047     239,522
*   Netscout Systems, Inc................................  13,195     342,146
*   New Relic, Inc.......................................   2,518     255,955

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
    NIC, Inc.............................................   9,866 $  161,802
*   Novanta, Inc.........................................   5,473    381,359
#*  Nuance Communications, Inc...........................  44,026    698,693
#*  Nutanix, Inc., Class A...............................   5,970    305,843
    NVE Corp.............................................     386     36,782
    NVIDIA Corp..........................................  38,814  5,579,512
#*  Okta, Inc............................................   2,062    169,971
*   OneSpan, Inc.........................................   4,089     59,659
    Oracle Corp.......................................... 159,499  8,011,635
*   OSI Systems, Inc.....................................   3,192    286,290
*   Palo Alto Networks, Inc..............................   1,425    306,118
#*  PAR Technology Corp..................................   1,359     33,880
    Paychex, Inc.........................................  32,748  2,318,558
#*  Paycom Software, Inc.................................   6,879  1,019,743
*   Paylocity Holding Corp...............................   3,759    267,002
*   PayPal Holdings, Inc.................................  41,196  3,656,557
    PC Connection, Inc...................................   2,867     94,984
*   PCM, Inc.............................................     600     12,810
#*  PDF Solutions, Inc...................................   2,200     23,122
    Pegasystems, Inc.....................................   6,779    381,590
*   Perficient, Inc......................................   2,924     74,591
    Perspecta, Inc.......................................  15,975    320,299
*   PFSweb, Inc..........................................   1,693     10,310
*   Photronics, Inc......................................   6,810     72,799
#*  Pivotal Software, Inc., Class A......................   6,142    113,566
    Plantronics, Inc.....................................   5,841    226,572
*   Plexus Corp..........................................     223     12,515
    Power Integrations, Inc..............................   2,673    176,418
    Presidio, Inc........................................   4,119     65,616
*   PRGX Global, Inc.....................................   1,900     17,404
    Progress Software Corp...............................  11,017    399,146
*   Proofpoint, Inc......................................   3,205    326,493
*   PTC, Inc.............................................   2,549    216,130
*   Pure Storage, Inc., Class A..........................   7,041    126,104
    QAD, Inc., Class A...................................   1,155     48,695
    QUALCOMM, Inc........................................  91,433  4,527,762
#*  Qualys, Inc..........................................   4,646    402,018
*   RealNetworks, Inc....................................   2,200      5,808
#*  RealPage, Inc........................................   6,271    349,734
*   Red Hat, Inc.........................................  11,295  2,008,703
*   Ribbon Communications, Inc...........................   4,779     26,667
    Richardson Electronics, Ltd..........................     500      3,685
*   RingCentral, Inc., Class A...........................   3,191    294,976
*   Rubicon Project, Inc. (The)..........................   3,297     14,705
*   Rudolph Technologies, Inc............................   3,224     70,025
    Sabre Corp...........................................  64,971  1,493,034
*   salesforce.com, Inc..................................  17,135  2,604,006
    Sapiens International Corp. NV.......................   1,234     15,055
*   ScanSource, Inc......................................   5,587    214,038
    Science Applications International Corp..............  13,135    881,884
*   Seachange International, Inc.........................   5,000      7,950
*   Semtech Corp.........................................   5,448    264,555
#*  ServiceNow, Inc......................................   4,508    991,850
*   ServiceSource International, Inc.....................   4,898      5,878
*   Silicon Laboratories, Inc............................   3,324    254,286
*   Splunk, Inc..........................................   4,219    526,700
*   SPS Commerce, Inc....................................   1,467    130,064
*   Square, Inc., Class A................................   7,503    535,339
    SS&C Technologies Holdings, Inc......................  22,989  1,183,704

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
INFORMATION TECHNOLOGY -- (Continued)
#*  StarTek, Inc.........................................   1,400 $      9,786
*   Stratasys, Ltd.......................................   6,894      176,004
#*  Super Micro Computer, Inc............................   4,918       74,262
*   Sykes Enterprises, Inc...............................  10,168      280,332
    Symantec Corp........................................  13,395      281,563
#*  Synaptics, Inc.......................................   2,318       92,256
*   Synchronoss Technologies, Inc........................   5,296       37,972
    SYNNEX Corp..........................................   8,313      804,366
*   Synopsys, Inc........................................  11,190    1,044,586
#*  Tableau Software, Inc., Class A......................   4,695      600,209
    TE Connectivity, Ltd.................................  12,215      988,804
*   Tech Data Corp.......................................   4,839      462,754
*   Telaria, Inc.........................................   6,046       19,287
*   Telenav, Inc.........................................   2,293       10,158
#*  Teradata Corp........................................  21,127      937,616
    Teradyne, Inc........................................  36,238    1,304,206
    TESSCO Technologies, Inc.............................     626       10,022
    TiVo Corp............................................  15,131      168,408
    Total System Services, Inc...........................  14,519    1,301,048
#*  Trade Desk, Inc. (The), Class A......................   3,561      508,083
    TransAct Technologies, Inc...........................     300        3,114
    Travelport Worldwide, Ltd............................  17,596      275,553
*   Trimble, Inc.........................................  33,886    1,276,147
    TTEC Holdings, Inc...................................   5,825      194,730
#*  Twilio, Inc., Class A................................   4,085      454,742
*   Tyler Technologies, Inc..............................   2,617      495,110
#   Ubiquiti Networks, Inc...............................   6,969      754,115
*   Ultimate Software Group, Inc. (The)..................   2,236      610,585
#*  Ultra Clean Holdings, Inc............................   1,982       23,507
#*  Unisys Corp..........................................   6,140       80,311
*   Veeco Instruments, Inc...............................   3,733       36,621
*   Verint Systems, Inc..................................   9,133      441,763
*   VeriSign, Inc........................................   8,351    1,413,574
#*  ViaSat, Inc..........................................   4,582      287,246
*   Viavi Solutions, Inc.................................  34,035      378,469
*   Virtusa Corp.........................................   4,344      210,771
#   Visa, Inc., Class A.................................. 129,413   17,472,049
*   Vishay Precision Group, Inc..........................     335       11,199
    VMware, Inc., Class A................................   3,396      513,034
    Western Union Co. (The)..............................  71,754    1,309,510
*   WEX, Inc.............................................   7,379    1,190,454
*   Workday, Inc., Class A...............................   3,194      579,807
*   Worldpay, Inc., Class A..............................  10,486      875,371
    Xerox Corp...........................................  42,307    1,193,480
    Xilinx, Inc..........................................  20,922    2,342,009
    Xperi Corp...........................................   5,194      111,307
*   Zebra Technologies Corp., Class A....................   6,971    1,210,166
*   Zendesk, Inc.........................................   4,722      318,877
*   Zix Corp.............................................   2,090       14,881
                                                                  ------------
TOTAL INFORMATION TECHNOLOGY.............................          362,017,899
                                                                  ------------
MATERIALS -- (3.4%)
>>  A Schulman, Inc......................................   3,805        5,451
*   AdvanSix, Inc........................................   5,770      182,563
#*  AgroFresh Solutions, Inc.............................   3,791       15,240
#   Albemarle Corp.......................................  19,807    1,599,019
    American Vanguard Corp...............................   6,217      108,922
#*  Ampco-Pittsburgh Corp................................   1,800        6,264
    AptarGroup, Inc......................................  12,240    1,213,229

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
MATERIALS -- (Continued)
    Ashland Global Holdings, Inc......................... 10,484 $  795,736
    Avery Dennison Corp.................................. 16,224  1,694,597
*   Axalta Coating Systems, Ltd.......................... 89,427  2,291,120
    Balchem Corp.........................................  4,275    354,910
#   Ball Corp............................................ 50,863  2,659,118
    Bemis Co., Inc....................................... 15,938    778,412
*   Berry Global Group, Inc.............................. 34,122  1,680,508
    Boise Cascade Co.....................................  9,523    261,597
    Celanese Corp........................................ 12,250  1,173,060
    Chase Corp...........................................  1,529    154,154
    Chemours Co. (The)................................... 39,297  1,404,868
*   Clearwater Paper Corp................................  2,428     81,872
*   Coeur Mining, Inc.................................... 33,561    172,839
#   Compass Minerals International, Inc..................  7,740    404,415
#*  Crown Holdings, Inc.................................. 38,954  1,986,654
    Domtar Corp..........................................  5,740    269,206
    DowDuPont, Inc....................................... 54,497  2,932,484
    Eastman Chemical Co..................................  7,935    639,720
    Ecolab, Inc.......................................... 20,556  3,251,342
    Element Solutions, Inc............................... 57,074    641,512
*   Ferro Corp........................................... 22,476    374,675
#   Ferroglobe P.L.C.....................................  7,336     16,799
    FMC Corp............................................. 23,752  1,895,410
    FutureFuel Corp......................................  5,003     91,605
#*  GCP Applied Technologies, Inc........................ 13,183    332,212
#   Graphic Packaging Holding Co......................... 64,265    775,678
    Greif, Inc., Class A.................................  5,653    220,467
    Greif, Inc., Class B.................................  1,339     60,456
    Hawkins, Inc.........................................  1,225     50,825
    Haynes International, Inc............................    347     11,382
    HB Fuller Co......................................... 11,015    544,031
    Hecla Mining Co...................................... 46,245    124,861
    Huntsman Corp........................................ 47,081  1,034,370
*   Ingevity Corp........................................  6,430    604,870
    Innophos Holdings, Inc...............................  2,662     79,594
    Innospec, Inc........................................  5,686    399,555
#   International Flavors & Fragrances, Inc.............. 11,969  1,696,965
    International Paper Co............................... 37,204  1,764,586
*   Koppers Holdings, Inc................................  2,305     52,531
*   Kraton Corp..........................................  6,001    169,228
#   Kronos Worldwide, Inc................................ 10,711    141,064
    Louisiana-Pacific Corp............................... 30,803    750,977
*   LSB Industries, Inc..................................  1,000      7,450
    LyondellBasell Industries NV, Class A................  9,241    803,690
    Materion Corp........................................  3,829    179,695
    Mercer International, Inc............................  9,541    140,921
    Minerals Technologies, Inc...........................  7,295    427,268
    Mosaic Co. (The)..................................... 13,356    431,132
    Myers Industries, Inc................................  8,836    143,673
    Neenah, Inc..........................................  3,136    218,485
#   NewMarket Corp.......................................  3,388  1,358,893
    Newmont Mining Corp.................................. 18,408    627,897
    Northern Technologies International Corp.............    500     15,250
*   OMNOVA Solutions, Inc................................  5,800     51,678
    Packaging Corp. of America...........................  9,427    889,155
    PH Glatfelter Co.....................................  6,681     85,383
    PolyOne Corp......................................... 17,340    561,296
    PPG Industries, Inc.................................. 31,564  3,328,108
*   PQ Group Holdings, Inc...............................  2,891     43,510

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
MATERIALS -- (Continued)
    Quaker Chemical Corp.................................  1,544 $   315,686
#   Rayonier Advanced Materials, Inc.....................  8,900     128,872
    Reliance Steel & Aluminum Co......................... 19,853   1,625,564
#   Royal Gold, Inc......................................  4,773     417,017
    RPM International, Inc............................... 25,534   1,459,523
*   Ryerson Holding Corp.................................  4,643      32,640
    Schnitzer Steel Industries, Inc., Class A............  4,535     109,747
#   Scotts Miracle-Gro Co. (The)......................... 21,084   1,567,595
#   Sealed Air Corp...................................... 30,768   1,215,336
#   Sensient Technologies Corp...........................  8,535     535,827
    Sherwin-Williams Co. (The)...........................  8,239   3,472,903
    Silgan Holdings, Inc................................. 25,977     717,485
    Sonoco Products Co................................... 23,775   1,368,964
    Stepan Co............................................  4,943     434,638
    Synalloy Corp........................................    300       4,740
*   Trecora Resources....................................    500       4,335
    Tredegar Corp........................................  2,773      45,228
    Trinseo SA...........................................  9,167     449,641
*   UFP Technologies, Inc................................    760      25,080
*   Universal Stainless & Alloy Products, Inc............    601      10,776
#*  US Concrete, Inc.....................................  1,620      57,672
#   Valvoline, Inc....................................... 50,091   1,107,512
*   Verso Corp., Class A.................................  2,362      58,270
#   Vulcan Materials Co..................................  6,992     710,737
    Westlake Chemical Corp...............................  6,169     455,889
    WestRock Co..........................................  8,916     362,970
    Worthington Industries, Inc..........................  9,898     373,451
#   WR Grace & Co........................................  4,844     343,972
                                                                 -----------
TOTAL MATERIALS..........................................         64,676,507
                                                                 -----------
REAL ESTATE -- (0.4%)
    Alexander & Baldwin, Inc.............................  8,184     188,559
#*  Altisource Portfolio Solutions SA....................    510      12,077
*   CBRE Group, Inc., Class A............................ 54,884   2,510,943
    Consolidated-Tomoka Land Co..........................    572      34,932
*   FRP Holdings, Inc....................................    837      42,453
    Griffin Industrial Realty, Inc.......................    600      20,178
    HFF, Inc., Class A...................................  7,882     326,472
*   Howard Hughes Corp. (The)............................  4,175     463,592
    Jones Lang LaSalle, Inc.............................. 11,663   1,672,591
*   JW Mays, Inc.........................................    248       9,915
#   Kennedy-Wilson Holdings, Inc.........................  4,457      89,095
#*  Marcus & Millichap, Inc..............................  6,835     270,666
#*  Maui Land & Pineapple Co., Inc.......................  8,512     101,633
    Newmark Group, Inc., Class A......................... 15,617     163,198
*   Rafael Holdings, Inc., Class B.......................  1,730      26,677
    RE/MAX Holdings, Inc., Class A.......................  3,270     136,424
#   Realogy Holdings Corp................................ 19,187     340,569
    RMR Group, Inc. (The), Class A.......................  3,772     248,990
#*  St Joe Co. (The).....................................  5,730      89,159
*   Stratus Properties, Inc..............................    321       7,608
*   Tejon Ranch Co.......................................  2,154      40,538
                                                                 -----------
TOTAL REAL ESTATE........................................          6,796,269
                                                                 -----------
UTILITIES -- (1.0%)
    American States Water Co.............................  9,998     677,065
    American Water Works Co., Inc........................ 20,355   1,947,363
#   Aqua America, Inc.................................... 51,698   1,812,015

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES       VALUE+
                                                            --------- --------------
UTILITIES -- (Continued)
      Atmos Energy Corp....................................    10,082 $      984,306
      California Water Service Group.......................    11,633        576,066
      Chesapeake Utilities Corp............................     4,729        428,306
      Clearway Energy, Inc., Class A.......................     5,815         85,481
      Clearway Energy, Inc., Class C.......................    10,478        158,113
      Connecticut Water Service, Inc.......................     3,157        214,171
      Consolidated Edison, Inc.............................    24,868      1,931,000
      Consolidated Water Co., Ltd..........................       163          2,127
      Eversource Energy....................................    36,091      2,505,076
      Genie Energy, Ltd., Class B..........................       102            859
      Middlesex Water Co...................................     3,825        214,965
      New Jersey Resources Corp............................    18,798        911,703
      Northwest Natural Holding Co.........................     6,141        384,427
      ONE Gas, Inc.........................................    10,809        887,959
#     Ormat Technologies, Inc..............................    11,734        677,169
#     Pattern Energy Group, Inc., Class A..................    24,300        517,104
*     PG&E Corp............................................    34,715        451,295
      SJW Group............................................     3,572        214,141
#     South Jersey Industries, Inc.........................    22,212        661,473
      Southwest Gas Holdings, Inc..........................    10,835        848,597
      Spire, Inc...........................................    10,204        809,891
      TerraForm Power, Inc., Class A.......................    42,205        501,395
      UGI Corp.............................................    22,561      1,286,654
      Unitil Corp..........................................     2,002        105,025
      York Water Co. (The).................................     1,961         64,517
                                                                      --------------
TOTAL UTILITIES............................................               19,858,263
                                                                      --------------
TOTAL COMMON STOCKS........................................            1,791,384,626
                                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
>>    Media General, Inc. Contingent Value Rights..........     7,656            599
                                                                      --------------
TOTAL INVESTMENT SECURITIES................................            1,791,385,225
                                                                      --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional U.S. Government Money
        Market Fund 2.320%................................. 6,605,260      6,605,260
                                                                      --------------
SECURITIES LENDING COLLATERAL -- (5.1%)
@(S)  DFA Short Term Investment Fund....................... 8,426,673     97,505,028
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,532,027,319)^^..................................           $1,895,495,513
                                                                      ==============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------
                                 LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                               ------------ ------- ------- ------------
Common Stocks
   Communication Services..... $166,494,060     --    --    $166,494,060
   Consumer Discretionary.....  256,798,271     --    --     256,798,271
   Consumer Staples...........   98,287,575     --    --      98,287,575
   Energy.....................   35,924,818     --    --      35,924,818
   Financials.................  294,699,052 $  960    --     294,700,012
   Health Care................  244,748,562     --    --     244,748,562

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                  LEVEL 1         LEVEL 2   LEVEL 3     TOTAL
                               --------------   ----------- ------- --------------
   Industrials................ $  241,082,390            --   --    $  241,082,390
   Information Technology.....    362,017,899            --   --       362,017,899
   Materials..................     64,671,056   $     5,451   --        64,676,507
   Real Estate................      6,796,269            --   --         6,796,269
   Utilities..................     19,858,263            --   --        19,858,263
Rights/Warrants
   Consumer Discretionary.....             --           599   --               599
Temporary Cash Investments....      6,605,260            --   --         6,605,260
Securities Lending
  Collateral..................             --    97,505,028   --        97,505,028
                               --------------   -----------   --    --------------
TOTAL......................... $1,797,983,475   $97,512,038   --    $1,895,495,513
                               ==============   ===========   ==    ==============

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                          SHARES   VALUE>>
                                                          ------- ----------
COMMON STOCKS -- (97.0%)
AUSTRALIA -- (5.2%)
    A2B Australia, Ltd...................................  17,255 $   25,755
    Accent Group, Ltd....................................  35,171     33,437
    Adairs, Ltd..........................................   7,029      9,427
#   Ainsworth Game Technology, Ltd.......................  11,413      6,485
    ALS, Ltd.............................................  90,498    479,217
    Altium, Ltd..........................................  15,373    280,917
    AMA Group, Ltd.......................................  13,922      9,832
#*  Amaysim Australia, Ltd...............................  24,391     16,454
    Amcor, Ltd........................................... 123,834  1,229,512
#   AMP, Ltd............................................. 581,171    958,227
#   AP Eagers, Ltd.......................................   9,503     44,358
    APA Group............................................  62,345    416,765
#   Apollo Tourism & Leisure, Ltd........................  13,090     10,770
    Appen, Ltd...........................................  14,444    169,049
    ARB Corp., Ltd.......................................   5,263     60,003
    Aristocrat Leisure, Ltd..............................  29,760    535,251
    Atlas Arteria, Ltd...................................  92,106    446,287
    AUB Group, Ltd.......................................   1,919     16,564
*   Aurelia Metals, Ltd..................................  31,225     18,665
    Ausdrill, Ltd........................................  91,012     83,656
    Austal, Ltd..........................................  57,379     83,658
    Australia & New Zealand Banking Group, Ltd...........  77,845  1,417,079
    Australian Finance Group, Ltd........................  11,264     10,625
    Australian Pharmaceutical Industries, Ltd............  81,827     75,063
    Auswide Bank, Ltd....................................   3,218     12,998
#   Automotive Holdings Group, Ltd.......................  30,976     35,118
    Aveo Group...........................................  57,209     67,519
#   Bank of Queensland, Ltd..............................  36,837    272,916
#   Bapcor, Ltd..........................................  46,766    210,401
    Beach Energy, Ltd.................................... 597,325    785,764
    Bell Financial Group, Ltd............................  28,791     17,710
#*  Bellamy's Australia, Ltd.............................   6,252     39,669
#   Bingo Industries, Ltd................................  47,858     72,906
#   Blackmores, Ltd......................................   3,409    319,882
    Boral, Ltd...........................................  19,070     68,990
    Brambles, Ltd........................................ 108,493    841,791
    Bravura Solutions, Ltd...............................  17,561     53,826
    Breville Group, Ltd..................................  12,856    102,842
#   Brickworks, Ltd......................................   5,898     70,801
#   BWX, Ltd.............................................   6,995      7,852
    Caltex Australia, Ltd................................  78,326  1,530,946
    Capitol Health, Ltd..................................  85,927     17,228
*   Cardno, Ltd..........................................  42,097     28,660
#   carsales.com, Ltd....................................  37,290    342,929
*   Cash Converters International, Ltd...................  25,015      4,460
    Cedar Woods Properties, Ltd..........................  15,202     54,245
#   Challenger, Ltd...................................... 101,476    535,580
    CIMIC Group, Ltd.....................................   1,609     52,454
    Citadel Group, Ltd. (The)............................   2,860     17,671
    Clean Seas Seafood, Ltd..............................  14,344     10,951
    Clinuvel Pharmaceuticals, Ltd........................   2,590     40,803
    Coca-Cola Amatil, Ltd................................  69,186    422,551
    Cochlear, Ltd........................................   4,720    667,055
    Codan, Ltd...........................................   6,374     14,709
*   Coles Group, Ltd.....................................  90,292    821,072

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
AUSTRALIA -- (Continued)
    Collection House, Ltd................................  24,532 $   24,807
    Collins Foods, Ltd...................................  10,526     48,192
    Commonwealth Bank of Australia.......................  67,144  3,421,199
    Computershare, Ltd...................................  48,660    630,372
#*  Cooper Energy, Ltd...................................  49,266     17,060
#   Corporate Travel Management, Ltd.....................  10,572    181,062
#   Credit Corp. Group, Ltd..............................   7,458    119,494
    Crown Resorts, Ltd...................................  18,425    160,555
*   CSG, Ltd.............................................  27,740      3,230
    CSL, Ltd.............................................  16,272  2,313,782
    CSR, Ltd.............................................  85,079    181,096
    Data#3, Ltd..........................................   4,250      4,952
*   Decmil Group, Ltd....................................  13,977      7,258
#   Dicker Data, Ltd.....................................   5,460     12,050
#   Domain Holdings Australia, Ltd.......................  47,193     82,842
#   Domino's Pizza Enterprises, Ltd......................   5,648    187,319
    Downer EDI, Ltd......................................   8,853     46,047
    DuluxGroup, Ltd......................................  89,595    446,782
    DWS, Ltd.............................................  10,135      8,922
#   Eclipx Group, Ltd....................................  56,400     91,730
    Elanor Investor Group................................   5,147      6,324
    Elders, Ltd..........................................  22,790    104,099
    Emeco Holdings, Ltd..................................  13,674     22,580
*   EML Payments, Ltd....................................  20,274     21,167
    EQT Holdings, Ltd....................................   2,271     40,625
    Estia Health, Ltd....................................  13,631     23,273
    EVENT Hospitality and Entertainment, Ltd.............  14,335    141,132
    FlexiGroup, Ltd......................................  52,945     50,739
    Flight Centre Travel Group, Ltd......................   9,828    308,399
    Fortescue Metals Group, Ltd.......................... 409,002  1,689,551
#*  Galaxy Resources, Ltd................................  28,503     41,724
    Genworth Mortgage Insurance Australia, Ltd...........  51,269     82,904
#*  Gold Road Resources, Ltd.............................  19,058     10,685
#   Greencross, Ltd......................................   5,436     21,766
    GUD Holdings, Ltd....................................   8,605     70,271
    GWA Group, Ltd.......................................  32,953     67,011
    Hansen Technologies, Ltd.............................  31,069     77,689
#   Harvey Norman Holdings, Ltd..........................  78,630    193,097
    Healius, Ltd......................................... 108,684    230,659
    Healthscope, Ltd.....................................  58,768    100,959
#   Helloworld Travel, Ltd...............................   2,504     10,485
#   HT&E, Ltd............................................  55,611     66,398
#   HUB24, Ltd...........................................   3,753     35,500
    Huon Aquaculture Group, Ltd..........................   3,674     12,658
    Iluka Resources, Ltd.................................   5,324     33,848
*   Imdex, Ltd...........................................  15,311     13,278
#   IMF Bentham, Ltd.....................................  24,544     54,568
    Independence Group NL................................ 110,186    352,481
    Infigen Energy....................................... 229,945     75,315
    Infomedia, Ltd.......................................  21,693     19,783
#   Inghams Group, Ltd...................................  20,464     68,514
    Insurance Australia Group, Ltd....................... 176,587    912,364
    Integral Diagnostics, Ltd............................   4,654      9,115
    Integrated Research, Ltd.............................   8,063     14,350
#   InvoCare, Ltd........................................  19,515    173,316
#   IOOF Holdings, Ltd...................................  30,104    110,425
    IPH, Ltd.............................................  12,754     50,837
    IRESS, Ltd...........................................  24,659    211,017
#   iSelect, Ltd.........................................  14,507      8,079

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
AUSTRALIA -- (Continued)
    iSentia Group, Ltd...................................  11,748 $    2,185
    IVE Group, Ltd.......................................  15,452     24,737
    James Hardie Industries P.L.C........................  43,929    489,289
#   Japara Healthcare, Ltd...............................  20,935     18,779
#   JB Hi-Fi, Ltd........................................  28,311    461,309
    Jumbo Interactive, Ltd...............................   3,096     18,013
#*  Karoon Energy, Ltd...................................  37,477     23,082
    Kogan.com, Ltd.......................................   3,003      9,420
    LendLease Group......................................  35,177    313,296
    Lifestyle Communities, Ltd...........................   4,774     18,050
    Link Administration Holdings, Ltd....................  70,342    366,516
    Lovisa Holdings, Ltd.................................   3,086     16,108
#*  Lynas Corp., Ltd.....................................  41,319     50,505
    MACA, Ltd............................................  13,065      9,322
*   Macmahon Holdings, Ltd...............................  77,872     13,345
    Macquarie Group, Ltd.................................  16,166  1,374,900
    Magellan Financial Group, Ltd........................  24,912    518,988
#   McMillan Shakespeare, Ltd............................  21,875    244,482
    McPherson's, Ltd.....................................  23,483     22,322
    Medibank Pvt, Ltd.................................... 307,743    586,691
#*  Mesoblast, Ltd.......................................  46,441     40,087
*   Metals X, Ltd........................................  30,022      7,772
#   Metcash, Ltd......................................... 267,331    482,421
    Michael Hill International, Ltd......................  11,133      4,620
    Mineral Resources, Ltd...............................  42,221    488,263
*   MMA Offshore, Ltd....................................  57,644      6,492
#   MNF Group, Ltd.......................................   4,580     14,994
    Moelis Australia, Ltd................................      53        177
#   Monadelphous Group, Ltd..............................  17,304    185,929
    Monash IVF Group, Ltd................................  56,998     37,682
#   Money3 Corp., Ltd....................................  14,317     18,517
#   Mortgage Choice, Ltd.................................   6,312      4,579
    Mount Gibson Iron, Ltd...............................  33,294     15,664
#*  Myer Holdings, Ltd................................... 113,042     30,887
    MYOB Group, Ltd......................................  74,460    183,779
    MyState, Ltd.........................................   3,303     11,146
    National Australia Bank, Ltd......................... 172,328  2,992,415
    Navigator Global Investments, Ltd....................  13,844     30,525
    New Hope Corp., Ltd..................................  10,233     29,877
    Newcrest Mining, Ltd.................................  10,131    180,238
    nib holdings, Ltd....................................  77,443    301,437
#   Nick Scali, Ltd......................................   4,897     18,192
    Nine Entertainment Co. Holdings, Ltd................. 166,090    176,327
    Northern Star Resources, Ltd.........................  98,959    632,543
    NRW Holdings, Ltd....................................  28,302     39,559
#   Nufarm, Ltd..........................................  40,153    182,527
    OFX Group, Ltd.......................................  15,474     19,615
    OM Holdings, Ltd.....................................  11,518     11,083
    oOh!media, Ltd.......................................  45,221    118,024
    Orica, Ltd...........................................  28,292    353,187
    Orora, Ltd........................................... 231,502    533,455
    OZ Minerals, Ltd.....................................  34,317    244,526
    Pacific Current Group, Ltd...........................   3,822     15,728
#   Pact Group Holdings, Ltd.............................  31,000     85,559
    Paragon Care, Ltd....................................  15,431      6,622
    Peet, Ltd............................................  24,669     19,149
#   Pendal Group, Ltd....................................  51,943    284,273
    Perpetual, Ltd.......................................   7,435    177,074
*   Perseus Mining, Ltd..................................  91,475     27,678

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
AUSTRALIA -- (Continued)
    Pioneer Credit, Ltd..................................   5,734 $ 12,946
#   Platinum Asset Management, Ltd.......................  36,938  121,515
*   PMP, Ltd.............................................  36,901    4,961
*   Praemium, Ltd........................................  32,007   15,319
    Premier Investments, Ltd.............................  10,883  109,602
*   Prime Media Group, Ltd...............................  65,486   11,220
    Pro Medicus, Ltd.....................................   5,714   50,484
    PWR Holdings, Ltd....................................   4,526   11,230
    Qantas Airways, Ltd..................................  45,715  181,239
    QBE Insurance Group, Ltd.............................  97,302  761,441
    QMS Media, Ltd.......................................  15,008    8,509
#   Qube Holdings, Ltd................................... 105,954  207,598
#*  Ramelius Resources, Ltd..............................  11,958    4,953
#   Ramsay Health Care, Ltd..............................  11,266  465,288
    RCR Tomlinson, Ltd...................................  18,267   11,552
    REA Group, Ltd.......................................   5,384  297,557
    Reckon, Ltd..........................................   5,948    2,990
    Reece, Ltd...........................................  10,889   78,740
#   Regis Healthcare, Ltd................................   8,812   19,142
    Regis Resources, Ltd.................................  23,487   88,886
#   Reject Shop, Ltd. (The)..............................   2,168    4,365
#   Reliance Worldwide Corp., Ltd........................  32,955  115,333
#   Resolute Mining, Ltd................................. 156,322  128,717
#*  Retail Food Group, Ltd...............................   6,557    1,453
    Ridley Corp., Ltd....................................  37,584   38,204
    Ruralco Holdings, Ltd................................   5,712   12,589
    Sandfire Resources NL................................  41,434  211,371
*   Saracen Mineral Holdings, Ltd........................  87,716  215,316
#   SeaLink Travel Group, Ltd............................   5,765   17,600
    Seek, Ltd............................................  68,831  853,334
*   Senex Energy, Ltd....................................  97,226   24,508
    Servcorp, Ltd........................................   3,293    7,029
    Service Stream, Ltd..................................  28,718   40,431
    Seven Group Holdings, Ltd............................  13,851  159,739
*   Seven West Media, Ltd................................ 246,158   96,765
    SG Fleet Group, Ltd..................................  14,442   29,814
    Sigma Healthcare, Ltd................................ 127,457   50,081
    Silver Chef, Ltd.....................................   2,430    3,485
#*  Silver Lake Resources, Ltd...........................  44,894   18,493
    Sims Metal Management, Ltd...........................  28,258  213,927
    Sims Metal Management, Ltd., Sponsored ADR...........     819    6,306
    SmartGroup Corp., Ltd................................   4,807   36,698
    Sonic Healthcare, Ltd................................  35,586  596,905
    Southern Cross Media Group, Ltd...................... 154,987  118,550
    Spark Infrastructure Group...........................  55,160   96,924
#   SpeedCast International, Ltd.........................  24,026   50,915
    St Barbara, Ltd......................................  98,406  358,836
    Star Entertainment Grp, Ltd. (The)...................  57,715  186,749
    Steadfast Group, Ltd................................. 112,723  216,908
    Suncorp Group, Ltd...................................  54,447  514,944
    Sundance Energy Australia, Ltd.......................  27,392    9,601
#   Super Retail Group, Ltd..............................  15,926   84,472
#*  Superloop, Ltd.......................................  12,734   13,350
    Sydney Airport.......................................  39,474  188,421
#*  Syrah Resources, Ltd.................................  17,205   19,626
    Tabcorp Holdings, Ltd................................ 127,987  433,741
    Tassal Group, Ltd....................................  35,747  113,491
#   Technology One, Ltd..................................  49,706  252,662
#   Thorn Group, Ltd.....................................  17,790    7,891

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
AUSTRALIA -- (Continued)
    TPG Telecom, Ltd.....................................  61,955 $   314,677
    Transurban Group.....................................  97,295     862,837
    Treasury Wine Estates, Ltd...........................  20,251     227,905
    Villa World, Ltd.....................................  21,421      29,112
*   Village Roadshow, Ltd................................   5,875      13,055
*   Virgin Australia Holdings, Ltd....................... 109,700      14,343
    Virtus Health, Ltd...................................   7,683      23,499
    Vita Group, Ltd......................................  20,328      17,184
*   Vocus Group, Ltd.....................................  88,943     218,661
    Webjet, Ltd..........................................  13,274     115,872
    Western Areas, Ltd...................................  24,804      42,594
#*  Westgold Resources, Ltd..............................  25,582      18,975
#   Westpac Banking Corp................................. 212,350   3,795,124
    Westpac Banking Corp., Sponsored ADR.................  12,660     225,981
#   WiseTech Global, Ltd.................................  11,936     178,046
    Woolworths Group, Ltd................................  68,256   1,458,494
    WorleyParsons, Ltd...................................  78,309     793,253
    WPP AUNZ, Ltd........................................  38,740      15,520
*   Xero, Ltd............................................   2,138      68,116
                                                                  -----------
TOTAL AUSTRALIA..........................................          56,547,016
                                                                  -----------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG...............................   1,572      32,874
    ANDRITZ AG...........................................   8,721     430,539
    Atrium European Real Estate, Ltd.....................  10,430      40,253
    CA Immobilien Anlagen AG.............................   9,502     340,179
    DO & CO AG...........................................     711      67,750
    Erste Group Bank AG..................................  12,165     424,624
#   FACC AG..............................................   2,711      50,148
    Flughafen Wien AG....................................     724      30,004
#   IMMOFINANZ AG........................................  10,288     271,993
    Kapsch TrafficCom AG.................................     369      14,784
#   Lenzing AG...........................................   1,020      99,790
    Mayr Melnhof Karton AG...............................     505      66,440
    Oesterreichische Post AG.............................   4,551     171,242
    Palfinger AG.........................................   1,285      39,854
#   POLYTEC Holding AG...................................     633       6,996
#   Porr AG..............................................   1,946      44,536
    Raiffeisen Bank International AG.....................  30,399     804,137
    Rosenbauer International AG..........................     153       7,044
    S IMMO AG............................................   7,386     142,431
    Schoeller-Bleckmann Oilfield Equipment AG............   1,693     131,671
#*  Semperit AG Holding..................................   1,318      21,142
    Strabag SE...........................................   1,559      54,588
    Telekom Austria AG...................................  16,443     125,714
#   UBM Development AG...................................     294      12,718
    UNIQA Insurance Group AG.............................  31,666     289,108
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe.............................................   6,574     159,435
    Voestalpine AG.......................................   7,020     224,331
    Wienerberger AG......................................   7,824     175,649
*   Zumtobel Group AG....................................   3,016      27,245
                                                                  -----------
TOTAL AUSTRIA............................................           4,307,219
                                                                  -----------
BELGIUM -- (0.9%)
    Ageas................................................  20,985     975,727
*   AGFA-Gevaert NV......................................  35,105     138,081
    Anheuser-Busch InBev SA/NV...........................   3,795     289,950
#   Anheuser-Busch InBev SA/NV, Sponsored ADR............     522      39,902

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
BELGIUM -- (Continued)
#*  Argenx SE, ADR.......................................  1,556 $  165,107
    Atenor...............................................    197     12,630
    Banque Nationale de Belgique.........................      8     22,271
    Barco NV.............................................  1,299    158,903
#   Bekaert SA........................................... 11,558    311,304
*   Biocartis NV.........................................  1,000     13,979
#   bpost SA............................................. 11,113    101,877
    Cie d'Entreprises CFE................................  1,646    174,722
    Cie Immobiliere de Belgique SA.......................     49      3,098
    Colruyt SA........................................... 11,620    834,507
    Deceuninck NV........................................  9,767     24,163
    D'ieteren SA.........................................  4,962    188,005
    Econocom Group SA.................................... 12,277     44,518
    Elia System Operator SA..............................  2,704    197,856
    Euronav NV...........................................  2,543     19,911
*   Euronav NV...........................................  3,468     26,981
    EVS Broadcast Equipment SA...........................  1,941     47,625
#*  Exmar NV.............................................  1,527     10,992
    Fagron...............................................  5,818    106,081
*   Galapagos NV.........................................  1,355    139,274
*   Galapagos NV.........................................    817     84,065
    Gimv NV..............................................  1,973    112,918
    Jensen-Group NV......................................    213      8,539
    KBC Group NV.........................................  9,259    628,593
    Kinepolis Group NV...................................  2,000    118,652
    Lotus Bakeries.......................................     41    109,126
#   Melexis NV...........................................  2,399    169,154
#*  Nyrstar NV...........................................  3,261      2,113
    Ontex Group NV.......................................  5,401    115,013
    Orange Belgium SA....................................  9,136    174,855
*   Oxurion NV...........................................  5,875     25,291
    Picanol..............................................     86      7,208
    Proximus SADP........................................ 28,225    757,721
    Recticel SA..........................................  7,995     65,043
    Resilux..............................................    110     16,382
    Roularta Media Group NV..............................    245      4,221
    Sioen Industries NV..................................    656     17,989
    Solvay SA............................................  1,544    168,095
    Telenet Group Holding NV.............................  6,928    320,700
*   Tessenderlo Group SA.................................  4,398    155,750
    UCB SA............................................... 16,288  1,411,406
    Umicore SA........................................... 20,500    866,683
    Van de Velde NV......................................    515     15,065
                                                                 ----------
TOTAL BELGIUM............................................         9,402,046
                                                                 ----------
CANADA -- (8.1%)
*   5N Plus, Inc.........................................  1,597      3,914
    Absolute Software Corp...............................  3,100     19,441
    Acadian Timber Corp..................................    600      8,028
    Aecon Group, Inc..................................... 12,464    173,307
#*  Africa Oil Corp...................................... 13,871     12,774
#   AG Growth International, Inc.........................  1,900     72,793
    AGF Management, Ltd., Class B........................ 15,002     61,997
    Agnico Eagle Mines, Ltd.............................. 12,298    534,899
    Agnico Eagle Mines, Ltd..............................  2,095     91,300
#   AGT Food & Ingredients, Inc..........................  2,100     26,179
#*  Aimia, Inc........................................... 40,823    113,091
*   Air Canada...........................................  7,500    169,356
    AirBoss of America Corp..............................    900      5,740

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
#   AKITA Drilling, Ltd., Class A........................     142 $      365
*   Alacer Gold Corp.....................................  46,856    108,051
    Alamos Gold, Inc., Class A...........................  38,473    171,290
    Alamos Gold, Inc., Class A...........................   4,666     20,812
#   Alaris Royalty Corp..................................   8,689    124,388
    Alcanna, Inc.........................................   5,628     20,089
*   Alexco Resource Corp.................................  15,497     17,220
#   Algoma Central Corp..................................   1,600     17,121
    Algonquin Power & Utilities Corp.....................  25,959    286,666
    Algonquin Power & Utilities Corp.....................   9,626    106,271
    Alimentation Couche-Tard, Inc., Class B..............  30,470  1,655,275
#   AltaGas, Ltd.........................................  18,300    187,324
    Altus Group, Ltd.....................................   7,075    132,782
    Andrew Peller, Ltd., Class A.........................   4,800     53,591
*   Argonaut Gold, Inc...................................  11,100     14,953
*   Aritzia, Inc.........................................  13,000    168,492
#*  Asanko Gold, Inc.....................................  10,852      8,672
*   ATS Automation Tooling Systems, Inc..................   7,150     92,072
#*  Aurora Cannabis, Inc.................................  32,075    227,026
#   AutoCanada, Inc......................................   2,455     20,945
*   B2Gold Corp.......................................... 186,891    591,702
#   Badger Daylighting, Ltd..............................   4,600    122,391
    Bank of Montreal.....................................  24,263  1,776,031
    Bank of Montreal.....................................  26,327  1,926,873
    Bank of Nova Scotia (The)............................  74,327  4,231,256
    Bank of Nova Scotia (The)............................   8,642    492,076
    Barrick Gold Corp.................................... 109,763  1,469,410
    Barrick Gold Corp.................................... 186,916  2,502,805
    Barrick Gold Corp....................................   4,228     56,095
    BCE, Inc.............................................   4,008    174,265
    BCE, Inc.............................................   5,779    251,387
    Bird Construction, Inc...............................   4,800     23,270
#*  BlackBerry, Ltd......................................  40,255    324,136
#*  BlackBerry, Ltd......................................   7,778     62,768
    BMTC Group, Inc......................................     900     10,206
*   Bombardier, Inc., Class A............................  19,500     31,091
*   Bombardier, Inc., Class B............................ 196,596    297,748
#   Boralex, Inc., Class A...............................  23,588    335,522
#   Brookfield Real Estate Services, Inc.................   1,000     11,637
    BRP, Inc.............................................   2,687     77,341
    CAE, Inc.............................................  46,008    977,620
    CAE, Inc.............................................   9,562    203,384
#*  Calfrac Well Services, Ltd...........................   6,016     12,866
    Calian Group, Ltd....................................     800     18,576
    Cameco Corp..........................................  49,076    594,612
    Cameco Corp..........................................  26,141    316,829
    Canaccord Genuity Group, Inc.........................  14,170     64,382
#*  Canada Goose Holdings, Inc...........................     700     36,008
#*  Canada Goose Holdings, Inc...........................   4,407    226,784
#   Canadian Imperial Bank of Commerce...................  12,629  1,070,815
    Canadian Imperial Bank of Commerce...................   7,306    619,476
#   Canadian Tire Corp., Ltd., Class A...................   6,699    761,951
    Canadian Western Bank................................   8,482    189,916
*   Canfor Corp..........................................  15,114    208,429
    Canfor Pulp Products, Inc............................   5,300     74,663
#*  Canopy Growth Corp...................................   6,700    328,486
#   CanWel Building Materials Group, Ltd.................   6,923     26,608
#*  Capstone Mining Corp.................................  19,300      8,519
    Cascades, Inc........................................  20,097    152,492

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
CANADA -- (Continued)
    CCL Industries, Inc., Class B........................ 19,075 $  804,258
*   Celestica, Inc.......................................  9,526     94,593
*   Celestica, Inc....................................... 10,522    104,583
*   Centerra Gold, Inc................................... 31,407    159,190
    Cervus Equipment Corp................................    900      9,069
#   CES Energy Solutions Corp............................ 46,262    116,892
*   CGI Group, Inc.......................................  3,100    204,952
    CGI, Inc............................................. 11,208    739,840
#   Chesswood Group, Ltd.................................  1,100      9,569
#*  China Gold International Resources Corp., Ltd........ 34,632     43,226
    CI Financial Corp.................................... 49,286    663,548
#   Cineplex, Inc........................................ 15,075    326,293
#   Clearwater Seafoods, Inc.............................  3,100     12,056
    Cogeco Communications, Inc...........................  3,725    212,367
    Cogeco, Inc..........................................  1,229     63,042
    Colliers International Group, Inc....................  4,681    298,933
    Colliers International Group, Inc....................  2,953    188,962
    Computer Modelling Group, Ltd........................ 22,654    117,412
    Constellation Software, Inc..........................  1,935  1,444,119
*   Continental Gold, Inc................................  5,700     10,151
#*  Copper Mountain Mining Corp.......................... 14,100      9,443
    Corby Spirit and Wine, Ltd...........................  1,500     21,839
#   Corus Entertainment, Inc., Class B................... 32,869    139,336
    Cott Corp............................................  8,958    135,982
    Cott Corp............................................ 11,072    167,603
*   CRH Medical Corp..................................... 10,900     34,759
#*  Delphi Energy Corp...................................  4,200      1,247
#*  Denison Mines Corp................................... 45,000     22,604
*   Detour Gold Corp..................................... 18,314    183,426
#   DHX Media, Ltd....................................... 14,321     27,248
    Dollarama, Inc....................................... 19,216    517,272
    Dorel Industries, Inc., Class B......................  5,728     71,189
*   DREAM Unlimited Corp., Class A....................... 16,100     87,855
*   Dundee Precious Metals, Inc..........................  7,525     24,340
    ECN Capital Corp..................................... 68,262    198,456
    E-L Financial Corp., Ltd.............................    100     59,211
*   Eldorado Gold Corp................................... 17,145     64,200
    Element Fleet Management Corp........................ 80,980    436,347
    Empire Co., Ltd., Class A............................ 19,472    437,766
    Enbridge, Inc........................................ 35,445  1,295,123
    Enbridge, Inc........................................ 51,016  1,868,206
#*  Endeavour Mining Corp................................  6,728    115,934
#*  Endeavour Silver Corp................................ 13,413     29,808
    Enerflex, Ltd........................................ 31,080    410,631
#*  Energy Fuels, Inc....................................    205        588
    Enghouse Systems, Ltd................................  8,000    218,943
    Ensign Energy Services, Inc.......................... 22,244     85,323
#   Equitable Group, Inc.................................  1,900     96,435
*   Essential Energy Services Trust...................... 12,100      2,625
    Evertz Technologies, Ltd.............................  3,500     43,046
    Exco Technologies, Ltd...............................  6,124     46,468
#   Extendicare, Inc.....................................  6,041     33,562
    Fairfax Financial Holdings, Ltd......................  3,610  1,707,672
    Fiera Capital Corp...................................  7,600     69,583
    Finning International, Inc........................... 26,031    493,300
#   Firm Capital Mortgage Investment Corp................  4,200     43,120
    First Capital Realty, Inc............................ 26,200    409,166
#*  First Majestic Silver Corp...........................  8,237     50,402
    First National Financial Corp........................  1,800     39,467

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    First Quantum Minerals, Ltd..........................  19,828 $  229,523
    FirstService Corp....................................     201     16,337
    FirstService Corp....................................   4,815    391,188
#*  Fission Uranium Corp.................................  18,500      7,885
*   Fortuna Silver Mines, Inc............................  24,800     99,846
#   Frontera Energy Corp.................................   1,529     13,731
    Gamehost, Inc........................................     900      6,774
*   GDI Integrated Facility Services, Inc................     900     13,425
*   Gear Energy, Ltd.....................................  26,600     12,349
#   Genworth MI Canada, Inc..............................   8,838    300,732
    George Weston, Ltd...................................  16,114  1,170,456
    Gibson Energy, Inc...................................   6,928    104,978
#   Gluskin Sheff & Associates, Inc......................   3,700     28,159
    GMP Capital, Inc.....................................   6,037     10,751
#   goeasy, Ltd..........................................   1,700     53,965
    Goldcorp, Inc........................................  10,940    122,393
    Goldcorp, Inc........................................  31,284    350,068
*   Golden Star Resources, Ltd...........................   6,361     24,299
*   Great Canadian Gaming Corp...........................   1,700     69,478
    Great-West Lifeco, Inc...............................  13,739    294,866
    Guardian Capital Group, Ltd., Class A................   1,650     28,857
*   Guyana Goldfields, Inc...............................  21,834     28,581
*   Heroux-Devtek, Inc...................................   3,377     32,538
#   High Liner Foods, Inc................................   1,530      8,710
#*  Home Capital Group, Inc..............................  11,300    144,652
    Horizon North Logistics, Inc.........................  14,000     19,712
    Hudbay Minerals, Inc.................................   6,494     38,899
    Hudbay Minerals, Inc.................................  38,846    232,671
#   Hudson's Bay Co......................................  17,397    107,775
    Hydro One, Ltd.......................................  33,229    520,709
*   IA Financial Crop., Inc..............................  29,802  1,107,071
*   IAMGOLD Corp.........................................  80,946    303,097
*   IBI Group, Inc.......................................   3,800     11,279
    IGM Financial, Inc...................................   8,900    228,808
#*  Imperial Metals Corp.................................   2,300      3,116
*   Indigo Books & Music, Inc............................   1,191      9,164
    Information Services Corp............................     900     10,857
    Innergex Renewable Energy, Inc.......................  30,673    335,688
    Intact Financial Corp................................   6,229    492,366
    Inter Pipeline, Ltd..................................  23,499    377,715
*   Interfor Corp........................................  14,742    200,943
*   Intertain Group, Ltd. (The)..........................   1,300     11,873
#   Intertape Polymer Group, Inc.........................  10,000    150,006
    Invesque, Inc........................................   2,700     20,952
*   Ivanhoe Mines, Ltd., Class A.........................  51,500    111,313
#   Jamieson Wellness, Inc...............................   5,274     84,211
#   Just Energy Group, Inc...............................  16,822     61,837
    K-Bro Linen, Inc.....................................     500     14,042
#   Keyera Corp..........................................   6,857    145,704
*   Kinaxis, Inc.........................................   2,680    159,358
#   Kinder Morgan Canada, Ltd............................     700      7,837
*   Kinross Gold Corp.................................... 298,651    997,814
*   Kinross Gold Corp....................................   7,386     24,817
    Kirkland Lake Gold, Ltd..............................  17,436    560,919
    Kirkland Lake Gold, Ltd..............................   3,908    125,720
*   Knight Therapeutics, Inc.............................  26,182    157,018
    KP Tissue, Inc.......................................   1,100      7,275
#   Labrador Iron Ore Royalty Corp.......................   5,500    126,999
#*  Largo Resources, Ltd.................................  10,000     21,843

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    Lassonde Industries, Inc., Class A...................     400 $   62,559
#   Laurentian Bank of Canada............................   3,644    122,497
    Leon's Furniture, Ltd................................   3,136     34,368
    Linamar Corp.........................................   6,676    258,819
    Loblaw Cos., Ltd.....................................  14,857    719,465
#   Lucara Diamond Corp..................................  75,030     95,361
*   Lundin Gold, Inc.....................................   8,600     34,820
    Lundin Mining Corp................................... 113,400    517,828
    Magellan Aerospace Corp..............................   2,300     27,517
    Magna International, Inc.............................   8,200    433,980
    Magna International, Inc.............................  30,524  1,615,025
*   Mainstreet Equity Corp...............................     540     17,672
*   Major Drilling Group International, Inc..............  11,600     43,435
#   Mediagrif Interactive Technologies, Inc..............   1,302     10,300
#   Medical Facilities Corp..............................   6,000     78,907
    Melcor Developments, Ltd.............................     200      1,930
    Metro, Inc...........................................  15,237    553,945
    Morguard Corp........................................     453     62,988
    Morneau Shepell, Inc.................................   8,101    163,013
#   Mountain Province Diamonds, Inc......................   5,600      6,691
    MTY Food Group, Inc..................................   1,707     91,621
#   Mullen Group, Ltd....................................  34,921    319,988
    National Bank of Canada..............................  59,080  2,778,754
    Nevsun Resources, Ltd................................   3,438     15,677
*   New Gold, Inc........................................  62,498     70,872
    NFI Group, Inc.......................................  12,378    324,346
    Norbord, Inc.........................................   4,800    138,818
    Norbord, Inc.........................................   3,916    113,251
    North American Construction Group, Ltd...............   1,900     19,836
    North West Co., Inc. (The)...........................   8,605    204,131
    Nutrien, Ltd.........................................   8,350    432,565
    Nutrien, Ltd.........................................   4,750    246,152
    OceanaGold Corp...................................... 133,541    476,660
    Open Text Corp.......................................   9,500    337,718
    Open Text Corp.......................................  17,963    640,201
#   Osisko Gold Royalties, Ltd...........................  21,200    207,490
    Osisko Gold Royalties, Ltd...........................   3,317     32,440
*   Osisko Mining, Inc...................................   6,095     12,571
    Pan American Silver Corp.............................   4,500     67,126
    Pan American Silver Corp.............................  31,098    463,671
*   Paramount Resources, Ltd., Class A...................  12,404     73,162
#   Park Lawn Corp.......................................   1,170     21,718
#   Parkland Fuel Corp...................................  23,148    662,227
    Pason Systems, Inc...................................  21,242    334,162
    Pembina Pipeline Corp................................   4,298    153,134
    Pembina Pipeline Corp................................  12,655    450,771
*   Photon Control, Inc..................................  13,400     13,156
*   PHX Energy Services Corp.............................   2,100      4,107
    Pizza Pizza Royalty Corp.............................   1,856     14,111
*   Points International, Ltd............................   1,029     11,021
    Pollard Banknote, Ltd................................   1,300     23,102
#   PrairieSky Royalty, Ltd..............................  40,297    582,090
*   Precision Drilling Corp..............................  48,546    106,776
*   Precision Drilling Corp..............................  12,221     26,642
*   Premier Gold Mines, Ltd..............................  21,100     28,263
    Premium Brands Holdings Corp.........................   4,647    273,773
#*  Pretium Resources, Inc...............................  14,724    115,645
#   Quarterhill, Inc.....................................   9,000      8,699
    Quebecor, Inc., Class B..............................  30,468    717,208

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
CANADA -- (Continued)
*   Questerre Energy Corp., Class A......................  7,500 $    1,684
    Recipe Unlimited Corp................................  1,700     35,321
    Reitmans Canada, Ltd., Class A.......................  4,300     11,879
    Richelieu Hardware, Ltd..............................  3,653     65,362
    Ritchie Bros Auctioneers, Inc........................  5,562    199,926
    Ritchie Bros Auctioneers, Inc........................  5,589    200,980
    Rocky Mountain Dealerships, Inc......................  1,700     11,347
    Rogers Communications, Inc., Class B.................  4,000    216,386
    Rogers Communications, Inc., Class B................. 17,177    928,760
#   Rogers Sugar, Inc.................................... 10,400     45,828
*   Roxgold, Inc......................................... 20,000     13,243
    Royal Bank of Canada................................. 31,679  2,411,457
    Royal Bank of Canada................................. 37,607  2,864,901
    Russel Metals, Inc................................... 15,715    277,834
*   Sabina Gold & Silver Corp............................ 10,300     10,504
#*  Sandstorm Gold, Ltd.................................. 26,231    137,548
    Saputo, Inc..........................................  8,664    253,995
#   Savaria Corp.........................................  1,300     14,316
#   Secure Energy Services, Inc.......................... 50,557    312,434
*   SEMAFO, Inc.......................................... 34,274     77,472
    Shaw Communications, Inc., Class B................... 30,950    628,446
    Shaw Communications, Inc., Class B................... 16,830    342,154
    ShawCor, Ltd.........................................  9,300    143,469
*   Shopify, Inc., Class A...............................  2,505    422,017
#*  Sierra Wireless, Inc.................................  3,326     51,790
*   Sierra Wireless, Inc.................................  4,919     76,441
    Sleep Country Canada Holdings, Inc...................  5,405     85,233
    SNC-Lavalin Group, Inc...............................  7,538    209,798
#*  Spin Master Corp.....................................  6,765    214,233
#   Sprott, Inc.......................................... 15,700     30,469
*   SSR Mining, Inc......................................  5,994     82,204
    Stantec, Inc.........................................  8,658    205,850
#   Stantec, Inc.........................................  5,660    134,708
#*  Stars Group, Inc. (The)..............................  3,349     60,650
    Stella-Jones, Inc....................................  8,543    275,675
#*  STEP Energy Services, Ltd............................  2,700      4,274
*   Storm Resources, Ltd.................................  5,100      7,297
    Stuart Olson, Inc....................................  1,000      4,133
    Sun Life Financial, Inc.............................. 19,311    696,633
    Sun Life Financial, Inc.............................. 15,837    571,557
#*  SunOpta, Inc.........................................  5,100     21,231
#   Superior Plus Corp................................... 25,435    210,224
#*  Tahoe Resources, Inc................................. 39,567    149,963
*   Tahoe Resources, Inc.................................  1,089      4,127
*   Taseko Mines, Ltd....................................  5,100      2,950
    TELUS Corp...........................................  4,708    164,894
*   Teranga Gold Corp....................................  4,340     13,344
*   Tervita Corp.........................................    819      4,386
    TFI International, Inc...............................  9,557    281,339
#   Timbercreek Financial Corp........................... 14,450    101,726
#*  TMAC Resources, Inc..................................  3,200     16,683
    TMX Group, Ltd.......................................  3,026    182,304
*   Torex Gold Resources, Inc............................ 17,800    193,586
    Toromont Industries, Ltd............................. 10,200    453,273
    Toronto-Dominion Bank (The).......................... 56,245  3,167,647
    Toronto-Dominion Bank (The).......................... 16,886    950,851
    Torstar Corp., Class B...............................  1,400        820
    Total Energy Services, Inc........................... 13,070     96,486
    Transcontinental, Inc., Class A...................... 16,600    264,423

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
CANADA -- (Continued)
    TransGlobe Energy Corp...............................   3,755 $     6,859
#*  Trevali Mining Corp..................................  30,400       8,445
#*  Trican Well Service, Ltd.............................  57,460      58,162
    Tricon Capital Group, Inc............................  15,180     118,880
*   Trisura Group, Ltd...................................     600      12,329
*   Turquoise Hill Resources, Ltd........................  64,127     107,370
    Uni-Select, Inc......................................   7,819     114,969
#   Valener, Inc.........................................   6,927     109,339
    VersaBank............................................   2,200      12,440
    Wajax Corp...........................................   5,000      72,682
*   Wesdome Gold Mines, Ltd..............................   7,100      27,450
    West Fraser Timber Co., Ltd..........................  12,393     738,232
*   Western Energy Services Corp.........................   3,100         908
#   Western Forest Products, Inc.........................  90,353     138,216
    WestJet Airlines, Ltd................................   1,100      16,827
    Wheaton Precious Metals Corp.........................   6,648     140,140
    Winpak, Ltd..........................................   4,811     171,577
    WSP Global, Inc......................................   5,742     294,715
    Yamana Gold, Inc..................................... 235,345     662,717
*   Yangarra Resources, Ltd..............................   5,600      12,701
*   Yellow Pages, Ltd....................................   2,947      12,807
    ZCL Composites, Inc..................................   2,300      17,364
                                                                  -----------
TOTAL CANADA.............................................          88,011,548
                                                                  -----------
DENMARK -- (2.3%)
*   ALK-Abello A.S.......................................   1,240     191,737
    Alm Brand A.S........................................   4,146      35,689
    Ambu A.S., Class B...................................  12,560     334,603
*   Bang & Olufsen A.S...................................   6,371      93,611
    BankNordik P/F.......................................     744      12,480
#*  Bavarian Nordic A.S..................................   2,204      51,353
    Carlsberg A.S., Class B..............................   4,426     506,707
    Chr Hansen Holding A.S...............................  15,827   1,503,025
    Coloplast A.S., Class B..............................   6,119     558,966
    Columbus A.S.........................................   6,523      13,229
#*  D/S Norden A.S.......................................   3,069      42,888
    Danske Bank A.S......................................  33,638     623,224
    FLSmidth & Co. A.S...................................   6,922     324,437
*   Genmab A.S...........................................   1,286     187,465
    GN Store Nord A.S....................................  17,874     770,485
    H Lundbeck A.S.......................................  12,253     538,027
*   H+H International A.S., Class B......................   1,880      29,498
    IC Group A.S.........................................     953       6,338
    ISS A.S..............................................  37,185   1,053,852
    Jeudan A.S...........................................     126      18,482
    Jyske Bank A.S.......................................   9,251     347,034
    Matas A.S............................................   7,736      87,856
*   Nilfisk Holding A.S..................................   5,997     221,663
#*  NKT A.S..............................................   2,878      52,091
    NNIT A.S.............................................   1,720      49,563
    Novo Nordisk A.S., Sponsored ADR.....................  14,665     689,548
    Novo Nordisk A.S., Class B........................... 156,753   7,346,399
    Novozymes A.S., Class B..............................  21,451     897,020
    Orsted A.S...........................................   7,644     552,375
    Pandora A.S..........................................  13,068     567,511
    Per Aarsleff Holding A.S.............................   4,550     150,121
    Ringkjoebing Landbobank A.S..........................     912      48,790
    Royal Unibrew A.S....................................   8,884     669,083
    RTX A.S..............................................     814      21,335

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
DENMARK -- (Continued)
    Schouw & Co., A.S....................................   1,845 $   149,314
    SimCorp A.S..........................................   5,233     412,999
    Solar A.S., Class B..................................   1,106      46,772
    Spar Nord Bank A.S...................................   7,126      60,495
    Sydbank A.S..........................................   8,954     206,970
*   TK Development A.S...................................   6,708       4,717
    Topdanmark A.S.......................................   7,106     338,561
#   Tryg A.S.............................................  17,396     443,830
    Vestas Wind Systems A.S..............................  45,484   3,759,854
#*  William Demant Holding A.S...........................  15,666     494,899
*   Zealand Pharma A.S...................................   2,534      36,759
                                                                  -----------
TOTAL DENMARK............................................          24,551,655
                                                                  -----------
FINLAND -- (1.6%)
#   Ahlstrom-Munksjo Oyj.................................   1,884      29,362
    Aktia Bank Oyj.......................................   6,299      68,503
    Alma Media Oyj.......................................   2,777      18,551
    Amer Sports Oyj......................................  18,644     827,567
    Asiakastieto Group Oyj...............................     569      14,778
    Aspo Oyj.............................................   1,052      10,669
*   BasWare Oyj..........................................     341      14,287
    Bittium Oyj..........................................   1,503      12,902
    Cargotec Oyj, Class B................................  10,557     352,915
    Cramo Oyj............................................  10,119     193,339
    Elisa Oyj............................................  20,273     848,172
    Fiskars Oyj Abp......................................   2,811      52,984
    F-Secure Oyj.........................................  12,351      36,714
#   Huhtamaki Oyj........................................  22,463     740,369
    Kemira Oyj...........................................  24,181     294,108
    Kesko Oyj, Class A...................................   1,930     102,235
    Kesko Oyj, Class B...................................   9,855     567,083
    Kone Oyj, Class B....................................  23,643   1,149,595
    Konecranes Oyj.......................................  11,060     382,965
    Lassila & Tikanoja Oyj...............................   4,050      70,956
    Lehto Group Oyj......................................   2,244      11,967
    Metsa Board Oyj......................................  30,898     224,913
    Metso Oyj............................................  18,047     530,912
    Neste Oyj............................................  19,027   1,743,257
    Nokia Oyj............................................ 185,329   1,170,845
    Nokia Oyj............................................   4,241      26,682
    Nokian Renkaat Oyj...................................  11,771     391,612
    Olvi Oyj, Class A....................................   2,107      80,134
    Oriola Oyj, Class B..................................  32,924      81,930
    Orion Oyj, Class A...................................   2,387      84,204
    Orion Oyj, Class B...................................  17,309     611,891
    Outokumpu Oyj........................................  40,689     175,852
*   Outotec Oyj..........................................  28,380     116,506
#   Pihlajalinna Oyj.....................................     935      11,028
    Ponsse Oyj...........................................   1,498      47,051
    Poyry Oyj............................................   2,044      23,898
    Raisio Oyj, Class V..................................  15,224      46,751
    Ramirent Oyj.........................................  15,040     103,112
    Revenio Group Oyj....................................   3,089      52,624
    Sampo Oyj, Class A...................................  28,953   1,326,491
    Sanoma Oyj...........................................  17,815     173,152
    SRV Group Oyj........................................   3,096       6,781
#*  Stockmann Oyj Abp (5462393), Class B.................   4,541      10,294
    Stora Enso Oyj, Class R..............................  98,676   1,327,419
    Teleste Oyj..........................................   1,086       8,286

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
FINLAND -- (Continued)
    Tieto Oyj............................................  10,113 $   290,060
    Tikkurila Oyj........................................  10,594     159,883
    Tokmanni Group Corp..................................  11,072     108,103
    UPM-Kymmene Oyj......................................  41,723   1,211,708
    Uponor Oyj...........................................   9,786     111,393
    Vaisala Oyj, Class A.................................   1,519      31,911
    Valmet Oyj...........................................  21,830     491,846
    Wartsila Oyj Abp.....................................  51,531     841,432
    YIT Oyj..............................................  32,242     208,487
                                                                  -----------
TOTAL FINLAND............................................          17,630,469
                                                                  -----------
FRANCE -- (9.2%)
    ABC arbitrage........................................   2,990      21,100
    Actia Group..........................................   1,265       4,888
    Aeroports de Paris...................................   2,419     462,757
    Airbus SE............................................  43,621   5,027,755
    Akka Technologies....................................   2,007     125,863
    AKWEL................................................   1,450      26,117
    Albioma SA...........................................   7,877     176,574
    Alstom SA............................................  17,667     710,737
    Altamir..............................................   1,314      22,845
    Alten SA.............................................   7,292     698,820
#   Altran Technologies SA...............................  36,247     342,417
*   Amplitude Surgical SAS...............................   1,872       7,060
    Amundi SA............................................   4,788     275,487
    APRIL SA.............................................   1,239      29,909
    Arkema SA............................................  15,067   1,427,559
    Assystem SA..........................................   2,223      72,182
    Atos SE..............................................  13,094   1,193,908
    Aubay................................................   1,143      40,777
    AXA SA, Sponsored ADR................................   2,900      67,280
    AXA SA...............................................  94,451   2,190,335
    Axway Software SA....................................     890      13,227
    Bastide le Confort Medical...........................     434      14,489
    Beneteau SA..........................................   5,409      76,659
    Bigben Interactive...................................   1,104      12,896
    BioMerieux...........................................   7,202     508,512
    BNP Paribas SA.......................................  52,375   2,468,222
    Boiron SA............................................   1,365      75,407
    Bonduelle SCA........................................   2,388      85,986
    Bouygues SA..........................................  34,797   1,231,578
    Bureau Veritas SA....................................  50,471   1,121,260
    Capgemini SE.........................................  12,285   1,356,697
    Carrefour SA......................................... 101,342   2,004,125
#   Casino Guichard Perrachon SA.........................   7,486     368,336
*   Cegedim SA...........................................     320       9,107
*   CGG SA............................................... 123,442     231,987
    Chargeurs SA.........................................   2,377      52,569
    Cie de Saint-Gobain..................................  14,607     504,058
    Cie des Alpes........................................   2,182      60,694
    Cie Plastic Omnium SA................................   6,375     175,312
    CNP Assurances.......................................  17,791     404,192
*   Coface SA............................................  19,974     183,447
    Credit Agricole SA...................................  46,776     534,248
    Danone SA............................................  33,835   2,462,233
    Dassault Aviation SA.................................      58      86,239
    Dassault Systemes SE.................................   9,883   1,238,652
    Dassault Systemes SE, Sponsored ADR..................   1,000     125,605
    Derichebourg SA......................................  22,081     100,705

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
FRANCE -- (Continued)
    Devoteam SA..........................................   1,177 $  137,734
    Edenred..............................................  53,752  2,176,785
    Eiffage SA...........................................  15,610  1,462,441
    Elior Group SA.......................................  10,362    145,861
    Elis SA..............................................  18,450    298,452
    EssilorLuxottica SA..................................   7,402    937,678
    Esso SA Francaise....................................     838     32,672
#   Eurofins Scientific SE...............................   1,966    790,111
#   Europcar Mobility Group..............................  22,515    198,156
    Eutelsat Communications SA...........................  61,392  1,301,921
    Exel Industries, Class A.............................     192     15,650
    Faurecia SA..........................................  14,560    636,992
*   Fnac Darty S.A. (V7VQL46)............................   5,289    372,497
    Gaztransport Et Technigaz SA.........................   4,851    409,747
    Getlink SE...........................................  19,580    286,353
    GL Events............................................   2,242     44,990
    Groupe Crit..........................................     879     51,968
#   Groupe Open..........................................     640     12,808
    Guerbet..............................................     573     37,104
    Haulotte Group SA....................................   2,205     21,515
    Hermes International.................................   2,936  1,759,515
*   ID Logistics Group...................................     200     33,618
    Iliad SA.............................................   5,413    619,748
    Imerys SA............................................   2,773    146,104
    Ingenico Group SA....................................  14,065    766,652
    Interparfums SA......................................   1,056     52,879
    Ipsen SA.............................................   4,142    521,215
    IPSOS................................................   9,174    212,847
    Jacquet Metal Service SA.............................   3,178     59,952
    JCDecaux SA..........................................   5,614    166,324
    Kaufman & Broad SA...................................   4,591    185,254
    Kering SA............................................   5,200  2,607,917
    Korian SA............................................  11,353    403,816
    Lagardere SCA........................................  24,945    651,775
#*  Latecoere SACA.......................................  11,328     40,534
    Laurent-Perrier......................................     274     29,536
    Le Belier............................................     180      6,973
    Lectra...............................................   3,183     74,161
    Legrand SA...........................................  22,901  1,356,802
    Linedata Services....................................     313     12,692
    LISI.................................................   3,403    107,749
    LNA Sante SA.........................................     215     11,707
    L'Oreal SA...........................................  17,797  4,289,523
    LVMH Moet Hennessy Louis Vuitton SE..................  21,897  7,024,562
    Maisons du Monde SA..................................   2,450     63,135
    Maisons France Confort SA............................     226      9,101
    Manitou BF SA........................................   1,838     55,992
    Manutan International................................      96      6,804
    Mersen SA............................................   2,463     80,577
    Metropole Television SA..............................   8,229    125,786
    Natixis SA...........................................  78,591    402,864
    Neopost SA...........................................   8,062    202,347
    Nexans SA............................................   4,684    140,026
    Nexity SA............................................  12,625    589,647
    NRJ Group............................................     962      8,102
    Oeneo SA.............................................   5,354     66,780
*   OL Groupe SA.........................................   2,891      9,136
    Orange SA, Sponsored ADR.............................   5,900     91,155
    Orange SA............................................ 164,531  2,551,940

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
FRANCE -- (Continued)
    Orpea................................................   5,645 $  559,610
#*  Parrot SA............................................   1,931      7,036
    Pernod Ricard SA.....................................   5,066    840,516
    Peugeot SA........................................... 163,553  4,114,241
#   Plastivaloire........................................   1,658     16,617
    Publicis Groupe SA...................................  34,369  2,098,569
#   Rallye SA............................................   3,965     45,614
#*  Recylex SA...........................................     633      4,811
    Remy Cointreau SA....................................   2,836    329,341
    Renault SA...........................................  16,671  1,179,723
    Rexel SA.............................................  86,075    981,478
    Robertet SA..........................................      52     32,378
    Rothschild & Co......................................   2,098     69,397
    Rubis SCA............................................  18,867  1,126,193
    Safran SA............................................  17,585  2,310,478
    Samse SA.............................................       4        632
    Sanofi...............................................  36,191  3,145,645
    Sartorius Stedim Biotech.............................   3,659    403,315
    Savencia SA..........................................     995     65,993
    Schneider Electric SE................................  25,446  1,809,761
    Schneider Electric SE................................     278     19,845
    SCOR SE..............................................  40,144  1,689,250
    SEB SA...............................................   4,485    687,725
    Seche Environnement SA...............................     246      7,993
    SES SA...............................................  76,760  1,564,464
#   Societe BIC SA.......................................   4,805    481,225
*   Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco...........................................     162      8,909
    Societe Generale SA..................................  27,627    861,396
    Societe pour l'Informatique Industrielle.............     691     16,756
#   Sodexo SA............................................  14,811  1,541,842
#*  Solocal Group........................................  90,190     46,433
    Somfy SA.............................................     650     51,357
    Sopra Steria Group...................................   3,152    318,713
    SPIE SA..............................................  18,255    274,917
*   Stallergenes Greer P.L.C.............................     302     10,488
    Stef SA..............................................     437     42,148
    Suez.................................................  55,150    706,838
    Sword Group..........................................     269      9,825
    Synergie SA..........................................   1,820     56,260
    Tarkett SA...........................................   3,246     70,587
*   Technicolor SA.......................................  28,227     31,580
    Teleperformance......................................   9,051  1,557,685
    Television Francaise 1...............................  17,258    139,907
#*  Tessi SA.............................................     171     31,302
    Thales SA............................................  12,858  1,421,957
    Thermador Groupe.....................................     438     24,887
#   Total Gabon..........................................      24      3,417
    Trigano SA...........................................   1,235    119,396
*   Ubisoft Entertainment SA.............................  15,093  1,339,451
    Union Financiere de France BQE SA....................     355      9,028
    Valeo SA.............................................  10,103    316,058
    Vetoquinol SA........................................     192     11,346
    VIEL & Cie SA........................................     300      1,727
    Vilmorin & Cie SA....................................   1,348     87,580
    Vinci SA.............................................  31,004  2,728,054
*   Virbac SA............................................     670     94,306
    Vivendi SA...........................................  36,581    932,768
    Vranken-Pommery Monopole SA..........................     575     15,473

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
FRANCE -- (Continued)
#*  Worldline SA.........................................   4,754 $    254,915
                                                                  ------------
TOTAL FRANCE.............................................          100,076,650
                                                                  ------------
GERMANY -- (7.5%)
    1&1 Drillisch AG.....................................     563       23,425
    Aareal Bank AG.......................................   7,374      238,450
    Adidas AG............................................  17,670    4,204,419
    ADLER Real Estate AG.................................   6,632      106,170
#   ADO Properties SA....................................   4,042      242,639
*   ADVA Optical Networking SE...........................   6,929       59,212
*   AIXTRON SE...........................................   5,902       58,853
    All for One Steeb AG.................................     139        8,720
    Allgeier SE..........................................     500       17,145
    Allianz SE, Sponsored ADR............................  10,000      211,650
    Allianz SE...........................................  16,196    3,436,344
    Amadeus Fire AG......................................   1,371      136,893
    Aroundtown SA........................................  40,334      356,780
    Atoss Software AG....................................     148       14,792
    Aurubis AG...........................................   7,457      408,385
    Axel Springer SE.....................................   9,082      556,075
    BASF SE..............................................  69,781    5,111,990
    Basler AG............................................     178       30,398
    Bauer AG.............................................   2,135       35,745
    Bayerische Motoren Werke AG..........................  36,996    3,116,926
    BayWa AG.............................................   2,336       63,812
    Bechtle AG...........................................   5,379      428,007
    Beiersdorf AG........................................   6,339      634,545
    Bertrandt AG.........................................   1,110       95,228
    bet-at-home.com AG...................................     361       24,634
    Bijou Brigitte AG....................................     495       22,550
    Bilfinger SE.........................................   5,056      161,631
    Borussia Dortmund GmbH & Co. KGaA....................  13,319      137,030
    Brenntag AG..........................................  31,564    1,494,481
    CANCOM SE............................................   3,504      136,021
    Carl Zeiss Meditec AG................................   2,339      212,293
    CECONOMY AG..........................................  19,030       89,391
    CENIT AG.............................................     563        9,768
    CENTROTEC Sustainable AG.............................   2,956       39,277
    Cewe Stiftung & Co. KGAA.............................   1,094       96,341
    comdirect bank AG....................................   1,558       17,908
*   Commerzbank AG.......................................  81,778      588,584
    CompuGroup Medical SE................................   6,336      315,451
    Continental AG.......................................   3,872      611,917
    Corestate Capital Holding SA.........................     654       23,969
    Covestro AG..........................................  17,785      982,792
    CTS Eventim AG & Co. KGaA............................   8,634      366,930
    Daimler AG...........................................  84,354    4,997,041
    Delticom AG..........................................      86          745
    Deutsche Bank AG.....................................  11,085       98,538
    Deutsche Bank AG.....................................  42,292      375,553
    Deutsche Beteiligungs AG.............................   3,090      120,720
    Deutsche Boerse AG...................................  17,902    2,383,614
    Deutsche EuroShop AG.................................   4,177      129,986
    Deutsche Pfandbriefbank AG...........................   7,619       86,056
    Deutsche Post AG.....................................  35,735    1,055,472
    Deutsche Telekom AG, Sponsored ADR...................   6,013       97,441
    Deutsche Telekom AG.................................. 156,037    2,537,295
    Deutsche Wohnen SE...................................  12,148      606,899
    Deutz AG.............................................  25,508      181,627

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
GERMANY -- (Continued)
*   Dialog Semiconductor P.L.C........................... 18,771 $  548,798
    DIC Asset AG......................................... 11,974    135,194
    Diebold Nixdorf AG...................................  1,267     84,439
    DMG Mori AG..........................................  2,478    124,518
    Dr Hoenle AG.........................................    323     18,730
    Draegerwerk AG & Co. KGaA............................    596     28,763
    Duerr AG............................................. 12,280    502,965
    Eckert & Ziegler AG..................................    790     86,403
    EDAG Engineering Group AG............................  1,820     33,463
    ElringKlinger AG.....................................  2,943     25,902
    Evonik Industries AG................................. 10,880    297,552
*   Evotec AG............................................ 15,509    364,176
    Ferratum Oyj.........................................    315      3,443
    Fielmann AG..........................................  2,162    146,790
    First Sensor AG......................................    411      9,198
    Fraport AG Frankfurt Airport Services Worldwide......  5,310    419,670
    Freenet AG........................................... 24,179    514,892
    Fresenius Medical Care AG & Co. KGaA, ADR............  6,891    253,175
    Fresenius Medical Care AG & Co. KGaA................. 25,970  1,910,096
    Fresenius SE & Co. KGaA.............................. 19,690  1,020,925
    Fuchs Petrolub SE....................................  5,707    250,595
    GEA Group AG......................................... 25,327    697,772
    Gesco AG.............................................  1,666     46,006
    GFT Technologies SE..................................  3,422     30,075
    Grand City Properties SA............................. 14,821    368,754
    GRENKE AG............................................    402     36,966
    H&R GmbH & Co. KGaA..................................  1,557     14,253
    Hamburger Hafen und Logistik AG......................  2,712     60,422
    Hannover Rueck SE....................................  7,769  1,121,328
*   Heidelberger Druckmaschinen AG....................... 47,568     96,324
    Hella GmbH & Co KGaA.................................  4,546    206,787
    Henkel AG & Co. KGaA.................................  3,335    305,690
    Hochtief AG..........................................    983    147,025
*   HolidayCheck Group AG................................  5,120     16,996
    Hornbach Baumarkt AG.................................  1,445     31,448
    Hornbach Holding AG & Co. KGaA.......................    717     37,294
    Hugo Boss AG......................................... 12,008    860,975
    Indus Holding AG.....................................  5,146    255,305
    Infineon Technologies AG............................. 56,501  1,256,778
*   Innogy SE............................................ 22,467    961,990
    Isra Vision AG.......................................  1,235     41,695
    Jenoptik AG..........................................  6,327    204,817
    K+S AG............................................... 30,758    599,003
    KION Group AG........................................ 12,832    740,901
    Kloeckner & Co. SE...................................  8,626     64,471
    Koenig & Bauer AG....................................  1,638     77,752
    Krones AG............................................  1,684    140,845
    KWS Saat SE..........................................    224     70,748
    Lanxess AG...........................................  7,882    433,834
    LEG Immobilien AG....................................  8,877  1,042,793
    Leifheit AG..........................................    566     15,201
    Leoni AG.............................................  4,140    153,381
    MAN SE...............................................  4,626    478,229
*   Manz AG..............................................    207      5,750
    Merck KGaA...........................................  3,946    414,326
    METRO AG............................................. 35,694    604,046
    MLP SE............................................... 10,910     53,663
    MTU Aero Engines AG..................................  7,660  1,651,819
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen...........................................  7,938  1,771,446

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
GERMANY -- (Continued)
    Nemetschek SE........................................  2,996 $  384,516
    Nexus AG.............................................  1,263     38,345
*   Nordex SE............................................ 11,032    125,836
    Norma Group SE.......................................  6,645    351,457
    OHB SE...............................................    906     34,047
    OSRAM Licht AG....................................... 11,909    506,762
    Paragon GmbH & Co. KGaA..............................    163      3,501
    Patrizia Immobilien AG...............................  5,884    131,063
    Pfeiffer Vacuum Technology AG........................  1,015    142,240
    PNE AG...............................................  7,350     20,011
    ProSiebenSat.1 Media SE.............................. 62,253  1,111,252
    PSI Software AG......................................    690     12,613
    Puma SE..............................................    469    261,396
    Puma SE..............................................    296    164,827
*   QIAGEN NV............................................  2,224     82,362
*   QIAGEN NV............................................ 14,881    549,604
    QSC AG............................................... 22,904     35,735
    Rational AG..........................................    415    260,329
    Rheinmetall AG.......................................  5,190    539,087
    RIB Software SE......................................  2,262     32,850
*   Rocket Internet SE................................... 12,256    309,326
    RTL Group SA.........................................  7,156    391,420
    S&T AG...............................................  5,127    117,184
#   SAF-Holland SA.......................................  3,745     46,830
    Salzgitter AG........................................  2,089     63,115
    SAP SE, Sponsored ADR................................ 15,059  1,557,402
    SAP SE............................................... 16,883  1,745,789
    Scout24 AG........................................... 10,406    489,224
    Secunet Security Networks AG.........................    212     25,293
*   Shop Apotheke Europe NV..............................    417     17,203
    SHW AG...............................................    515     11,849
    Siemens AG........................................... 13,406  1,471,949
    Sixt Leasing SE......................................  2,338     36,197
    Sixt SE..............................................  3,167    288,158
    SMA Solar Technology AG..............................    983     24,895
    Software AG..........................................  5,844    212,321
    Stabilus SA..........................................  2,226    139,049
    STRATEC SE...........................................    663     45,475
    Stroeer SE & Co. KGaA................................  7,837    439,089
    Symrise AG........................................... 21,445  1,781,242
    TAG Immobilien AG.................................... 21,538    544,346
    Takkt AG.............................................  5,885     99,488
*   Talanx AG............................................  5,912    219,670
    Technotrans SE.......................................    573     18,907
*   Tele Columbus AG.....................................    755      2,206
    Telefonica Deutschland Holding AG.................... 38,795    136,010
    Thyssenkrupp AG...................................... 40,417    718,294
    TLG Immobilien AG.................................... 20,816    639,096
*   Tom Tailor Holding SE................................  4,194     10,253
    Uniper SE............................................  7,497    217,388
    United Internet AG................................... 18,283    725,400
    VERBIO Vereinigte BioEnergie AG......................  5,473     43,780
    Vonovia SE........................................... 35,827  1,800,625
    Vossloh AG...........................................  1,268     59,621
    Wacker Chemie AG.....................................  1,909    201,960
    Wacker Neuson SE.....................................  4,609    102,915
    Washtec AG...........................................  1,809    128,227
    Wirecard AG.......................................... 10,172  1,686,699
    Wuestenrot & Wuerttembergische AG....................  4,218     79,540

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
GERMANY -- (Continued)
    XING SE..............................................     373 $   111,715
*   Zalando SE...........................................   4,783     145,946
    Zeal Network SE......................................   1,427      35,920
                                                                  -----------
TOTAL GERMANY............................................          81,224,002
                                                                  -----------
HONG KONG -- (2.3%)
    Aeon Credit Service Asia Co., Ltd....................  28,000      25,352
    AIA Group, Ltd....................................... 662,400   5,981,144
    Allied Properties HK, Ltd............................ 150,000      34,083
    Alltronics Holdings, Ltd.............................  32,000       4,894
    APT Satellite Holdings, Ltd..........................  29,250      12,695
    Asia Satellite Telecommunications Holdings, Ltd......   3,000       2,088
    Asia Standard International Group, Ltd...............  80,000      14,731
    Asiasec Properties, Ltd..............................  17,000       6,566
    ASM Pacific Technology, Ltd..........................  41,700     449,287
#   Associated International Hotels, Ltd.................   4,000      11,482
    Bank of East Asia, Ltd. (The)........................  40,901     137,962
    BOC Aviation, Ltd....................................  44,000     374,133
    BOC Hong Kong Holdings, Ltd.......................... 139,000     537,085
    BOCOM International Holdings Co., Ltd................  23,000       4,141
    BOE Varitronix, Ltd..................................  23,000       5,950
    Bright Smart Securities & Commodities Group, Ltd.....  72,000      15,976
*   Brightoil Petroleum Holdings, Ltd.................... 229,000      43,774
    Cathay Pacific Airways, Ltd..........................  45,000      69,275
    Century City International Holdings, Ltd............. 232,000      20,994
    China Everbright Greentech Ltd.......................  18,000      14,292
#   China Goldjoy Group, Ltd............................. 220,000      10,571
    China Motor Bus Co., Ltd.............................   1,000      12,471
    China New Higher Education Group Ltd.................  31,000      15,460
*   China Shandong Hi-Speed Financial Group, Ltd......... 372,000      12,051
    China Star Entertainment, Ltd........................ 100,000       7,672
*   China Strategic Holdings, Ltd........................ 665,000       5,352
    Chinese Estates Holdings, Ltd........................  41,500      47,838
    Chong Hing Bank, Ltd.................................   6,000      10,461
    Chow Sang Sang Holdings International, Ltd...........  59,000      86,850
#   Chow Tai Fook Jewellery Group, Ltd...................  84,400      75,376
    Chuang's Consortium International, Ltd...............  92,000      19,490
    CITIC Telecom International Holdings, Ltd............ 159,000      57,944
    CK Asset Holdings, Ltd............................... 106,500     896,603
    CK Hutchison Holdings, Ltd...........................  55,704     562,566
    CK Life Sciences Intl Holdings, Inc.................. 492,000      26,414
    CNQC International Holdings, Ltd.....................  37,500       8,237
#*  Common Splendor International Health Industry Group,
      Ltd................................................ 150,000      11,076
#   Convenience Retail Asia, Ltd.........................  66,000      29,751
*   Convoy Global Holdings, Ltd.......................... 528,000       2,106
    Cowell e Holdings, Inc...............................  52,000       7,265
    Cross-Harbour Holdings, Ltd. (The)...................   9,000      12,719
    CSI Properties, Ltd.................................. 600,000      28,387
    CW Group Holdings, Ltd...............................  85,500       1,888
    Dah Sing Banking Group, Ltd..........................  69,200     135,396
    Dah Sing Financial Holdings, Ltd.....................  23,600     130,809
    Dickson Concepts International, Ltd..................   6,500       3,148
    Eagle Nice International Holdings, Ltd...............  24,000       9,101
    Emperor Capital Group, Ltd........................... 240,000      11,357
    Emperor Entertainment Hotel, Ltd.....................  65,000      13,976
    Emperor International Holdings, Ltd.................. 174,000      46,768
    Emperor Watch & Jewellery, Ltd....................... 350,000      10,213
    Enerchina Holdings, Ltd.............................. 288,000      18,403
#*  Esprit Holdings, Ltd................................. 115,900      24,102

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE>>
                                                          --------- --------
HONG KONG -- (Continued)
    Fairwood Holdings, Ltd...............................     4,500 $ 15,414
    Far East Consortium International, Ltd...............   240,000  107,171
*   FIH Mobile, Ltd......................................   666,000   72,414
*   First Shanghai Investments, Ltd......................   112,000    6,469
    Freeman Fintech Corp, Ltd............................    24,000    1,215
    Galaxy Entertainment Group, Ltd......................   129,000  898,181
#   Genting Hong Kong, Ltd...............................    96,000   18,007
    Get Nice Holdings, Ltd...............................   552,000   20,436
    Giordano International, Ltd..........................   210,000  105,709
#*  Global Brands Group Holding, Ltd..................... 1,281,360   64,700
    Glorious Sun Enterprises, Ltd........................    21,000    2,354
#*  Gold-Finance Holdings, Ltd...........................    44,000    1,851
#   Goodbaby International Holdings, Ltd.................   175,000   54,211
    Great Eagle Holdings, Ltd............................    17,000   78,774
*   G-Resources Group, Ltd............................... 1,842,000   14,125
    Guoco Group, Ltd.....................................     6,000   77,060
#   Guotai Junan International Holdings, Ltd.............   414,000   72,736
    Haitong International Securities Group, Ltd..........   283,349   99,642
    Hang Lung Group, Ltd.................................     5,000   14,694
    Hang Seng Bank, Ltd..................................    38,300  881,163
    Hanison Construction Holdings, Ltd...................    17,806    3,270
    Harbour Centre Development, Ltd......................     9,000   17,432
    Henderson Land Development Co., Ltd..................    41,400  235,347
    HKBN, Ltd............................................   102,500  158,462
    HKR International, Ltd...............................    83,600   40,802
    HKT Trust & HKT, Ltd.................................   347,000  511,743
    Hon Kwok Land Investment Co., Ltd....................    26,000   12,568
    Hong Kong Exchanges & Clearing, Ltd..................    18,140  567,585
#   Hong Kong International Construction Investment
      Management Group Co.,..............................
    Ltd..................................................    70,000   21,334
#*  Hong Kong Television Network, Ltd....................    38,000   13,407
    Hongkong & Shanghai Hotels, Ltd. (The)...............    55,500   78,537
    Hongkong Chinese, Ltd................................    58,000    8,603
    Honma Golf, Ltd......................................    11,500   11,718
*   Hsin Chong Group Holdings, Ltd.......................   110,000      920
    Hutchison Telecommunications Hong Kong Holdings, Ltd.   148,000   58,641
    Hysan Development Co., Ltd...........................    58,000  301,823
#*  I-CABLE Communications, Ltd..........................    80,392    1,050
    IGG, Inc.............................................   115,000  174,925
*   Imagi International Holdings, Ltd....................    56,000   13,273
    IT, Ltd..............................................    70,000   37,886
    ITC Properties Group, Ltd............................    47,000   12,588
    Jacobson Pharma Corp., Ltd...........................    76,000   15,320
    Johnson Electric Holdings, Ltd.......................    62,000  141,265
    Karrie International Holdings, Ltd...................    74,000    9,839
    Kerry Logistics Network, Ltd.........................    47,000   73,709
    Kerry Properties, Ltd................................   124,000  515,037
    Kingston Financial Group, Ltd........................   338,000   98,497
    Kowloon Development Co., Ltd.........................    43,000   48,912
    Lai Sun Development Co., Ltd.........................    30,600   51,083
    Lai Sun Garment International, Ltd...................     6,000    9,246
*   Landing International Development, Ltd...............   244,800   80,964
    Landsea Green Group Co., Ltd.........................    96,000   12,136
    Langham Hospitality Investments and Langham
      Hospitality Investments,...........................
    Ltd..................................................    54,500   21,970
    Li & Fung, Ltd....................................... 1,519,360  258,233
#   Lifestyle International Holdings, Ltd................    65,500   98,893
    Liu Chong Hing Investment, Ltd.......................    26,000   40,041
    L'Occitane International SA..........................    34,000   60,902

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE>>
                                                          --------- --------
HONG KONG -- (Continued)
#   Luk Fook Holdings International, Ltd.................    54,000 $156,970
    Lung Kee Bermuda Holdings............................    18,000    7,813
#   Man Wah Holdings, Ltd................................   282,000  133,021
*   Mason Group Holdings, Ltd............................ 2,620,000   38,250
#   Melco International Development, Ltd.................   146,000  342,599
    Melco Resorts & Entertainment, Ltd., ADR.............     1,858   40,096
#   MGM China Holdings, Ltd..............................    79,200  153,780
#   Microport Scientific Corp............................    27,000   25,975
    Midland Holdings, Ltd................................    18,000    3,939
    Miramar Hotel & Investment...........................    11,000   22,442
    Modern Dental Group, Ltd.............................    47,000    8,106
    MTR Corp., Ltd.......................................    15,500   86,688
    NagaCorp., Ltd.......................................   330,000  407,104
    Nameson Holdings, Ltd................................    26,000    2,184
    Nanfang Communication Holdings, Ltd..................    36,000   24,336
*   NEW Concepts Holdings, Ltd...........................    12,000    2,001
#   New World Development Co., Ltd.......................   160,000  252,344
*   NewOcean Energy Holdings, Ltd........................   272,000   87,785
#   NWS Holdings, Ltd....................................    69,242  158,352
    OP Financial, Ltd....................................    80,000   23,479
    Oriental Watch Holdings..............................    44,000   11,293
    Pacific Textiles Holdings, Ltd.......................    92,000   80,238
    Paliburg Holdings, Ltd...............................    52,000   20,635
    PC Partner Group, Ltd................................    30,000   11,977
    PCCW, Ltd............................................   533,000  317,289
    Pico Far East Holdings, Ltd..........................    70,000   26,053
    Playmates Holdings, Ltd..............................    90,000   11,824
    Polytec Asset Holdings, Ltd..........................    98,300   10,567
    Power Assets Holdings, Ltd...........................    57,500  387,351
    Prada SpA............................................    23,700   78,434
    Public Financial Holdings, Ltd.......................    50,000   20,674
*   Realord Group Holdings, Ltd..........................    10,000    6,397
    Regal Hotels International Holdings, Ltd.............    12,000    7,703
#   Regina Miracle International Holdings, Ltd...........    58,000   47,787
#   Sa Sa International Holdings, Ltd....................   143,038   54,559
    Samsonite International SA...........................   131,700  391,678
    SEA Holdings, Ltd....................................    13,170   16,848
    Singamas Container Holdings, Ltd.....................   204,000   27,724
    Sino Land Co., Ltd...................................   228,000  410,009
    Sitoy Group Holdings, Ltd............................    91,000   24,350
    SJM Holdings, Ltd....................................   145,000  153,139
    SmarTone Telecommunications Holdings, Ltd............    47,500   56,394
#*  Solartech International Holdings, Ltd................   180,000    1,516
    Soundwill Holdings, Ltd..............................     4,500    6,454
    Stella International Holdings, Ltd...................    47,500   59,362
#*  Summit Ascent Holdings, Ltd..........................    60,000    7,364
    Sun Hung Kai & Co., Ltd..............................    96,000   45,463
    Sun Hung Kai Properties, Ltd.........................    53,207  892,417
    SUNeVision Holdings, Ltd.............................    33,000   21,103
    Swire Properties, Ltd................................    33,600  131,147
    TAI Cheung Holdings, Ltd.............................    16,000   16,600
    Tao Heung Holdings, Ltd..............................    83,000   14,192
    Techtronic Industries Co., Ltd.......................   120,500  703,424
    Television Broadcasts, Ltd...........................    53,200   99,458
#   Texwinca Holdings, Ltd...............................    78,000   29,829
    TK Group Holdings, Ltd...............................    26,000   13,680
#*  TOM Group, Ltd.......................................   136,000   32,988
    Tradelink Electronic Commerce, Ltd...................    62,000    9,585
    Transport International Holdings, Ltd................    16,400   47,248

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
HONG KONG -- (Continued)
*   Trinity, Ltd.........................................  12,000 $       522
    Union Medical Healthcare, Ltd........................  32,000      21,373
    United Laboratories International Holdings, Ltd.
      (The)..............................................  94,000      53,540
*   Value Convergence Holdings, Ltd......................  44,000       2,635
#   Value Partners Group, Ltd............................ 205,000     152,349
    Victory City International Holdings, Ltd.............  41,042         554
    Vitasoy International Holdings, Ltd.................. 102,000     414,956
#   VPower Group International Holdings, Ltd.............  28,000      10,773
    VSTECS Holdings, Ltd................................. 118,400      56,917
    VTech Holdings, Ltd..................................  14,300     136,595
    Wang On Group, Ltd................................... 720,000       9,013
*   We Solutions, Ltd....................................  84,000       4,867
    Wharf Holdings, Ltd. (The)...........................  54,000     163,215
    Wharf Real Estate Investment Co., Ltd................  29,000     198,388
    Wheelock & Co., Ltd..................................  56,000     358,995
    Wynn Macau, Ltd......................................  74,800     183,615
                                                                  -----------
TOTAL HONG KONG..........................................          24,592,336
                                                                  -----------
IRELAND -- (0.5%)
    AIB Group P.L.C......................................  23,314     104,369
    Bank of Ireland Group P.L.C..........................  57,387     344,355
    C&C Group P.L.C......................................  42,082     159,275
    C&C Group P.L.C......................................   1,711       6,453
*   Cairn Homes P.L.C....................................   7,758      11,528
    CRH P.L.C............................................     621      17,875
    CRH P.L.C., Sponsored ADR............................  11,045     318,538
    Datalex P.L.C........................................   3,175       3,459
    FBD Holdings P.L.C...................................   1,887      17,968
    Glanbia P.L.C........................................  25,066     478,999
*   Kenmare Resources P.L.C..............................       5          12
    Kerry Group P.L.C., Class A..........................   4,912     501,557
    Kingspan Group P.L.C.................................  31,591   1,292,033
    Paddy Power Betfair P.L.C............................  10,549     861,665
    Paddy Power Betfair P.L.C............................     284      23,332
*   Permanent TSB Group Holdings P.L.C...................   7,118      13,391
    Smurfit Kappa Group P.L.C............................  40,900   1,179,382
                                                                  -----------
TOTAL IRELAND............................................           5,334,191
                                                                  -----------
ISRAEL -- (0.5%)
*   ADO Group, Ltd.......................................   1,114      24,211
*   Africa Israel Properties, Ltd........................   1,309      33,074
*   Airport City, Ltd....................................   9,974     131,496
*   Albaad Massuot Yitzhak, Ltd..........................     659       6,519
    Alony Hetz Properties & Investments, Ltd.............  13,026     137,894
    Alrov Properties and Lodgings, Ltd...................     593      17,635
    Amot Investments, Ltd................................  15,532      81,913
    Arad, Ltd............................................   1,164      13,294
*   Arko Holdings, Ltd...................................  28,181      11,419
    Ashtrom Group, Ltd...................................   4,258      21,227
    Ashtrom Properties, Ltd..............................   2,396      10,676
    Azrieli Group, Ltd...................................   1,989     105,895
    Bank Leumi Le-Israel BM..............................  82,436     545,017
    Bayside Land Corp....................................      67      32,057
    Bezeq The Israeli Telecommunication Corp., Ltd....... 111,657      89,557
    Big Shopping Centers, Ltd............................     847      52,578
    Blue Square Real Estate, Ltd.........................     276       9,838
*   Brack Capital Properties NV..........................     312      30,810
*   Cellcom Israel, Ltd..................................   7,235      38,226

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
ISRAEL -- (Continued)
*   Clal Insurance Enterprises Holdings, Ltd.............   4,555 $ 66,996
*   Compugen, Ltd........................................   1,357    4,882
    Danel Adir Yeoshua, Ltd..............................     219   11,295
    Delek Automotive Systems, Ltd........................   4,240   19,148
    Delek Group, Ltd.....................................     983  171,533
    Delta-Galil Industries, Ltd..........................   2,033   58,809
    Dexia Israel Bank, Ltd...............................     101   19,183
    Direct Insurance Financial Investments, Ltd..........   1,839   21,792
    Elbit Systems, Ltd...................................     747   92,532
#   Elbit Systems, Ltd...................................     624   76,771
    Electra Consumer Products 1970, Ltd..................     508    5,705
    Electra, Ltd.........................................     260   61,329
*   Evogene, Ltd.........................................   1,229    2,783
*   First International Bank Of Israel, Ltd..............   5,867  138,917
    FMS Enterprises Migun, Ltd...........................     305    8,504
    Formula Systems 1985, Ltd............................   1,327   53,534
    Fox Wizel, Ltd.......................................     800   19,366
*   Gilat Satellite Networks, Ltd........................   1,309   12,585
    Hadera Paper, Ltd....................................     162   12,115
    Hamlet Israel-Canada, Ltd............................     723   14,935
    Harel Insurance Investments & Financial Services,
      Ltd................................................  18,971  132,384
    Hilan, Ltd...........................................   1,245   31,041
    IDI Insurance Co., Ltd...............................   1,058   58,248
*   Industrial Buildings Corp., Ltd......................  10,136   15,353
    Inrom Construction Industries, Ltd...................   3,619   11,755
    Israel Chemicals, Ltd................................  34,718  201,506
    Jerusalem Oil Exploration............................   1,581   99,408
*   Kamada Ltd...........................................   1,000    5,250
*   Kerur Holdings, Ltd..................................     668   16,882
    Magic Software Enterprises, Ltd......................   1,400   11,354
    Magic Software Enterprises, Ltd......................   1,688   13,970
    Matrix IT, Ltd.......................................   5,714   69,336
    Maytronics, Ltd......................................   5,335   32,069
    Mediterranean Towers, Ltd............................   7,618   13,560
    Mega Or Holdings, Ltd................................   1,064   12,629
    Meitav Dash Investments, Ltd.........................   4,702   13,811
    Melisron, Ltd........................................   2,903  133,713
    Menora Mivtachim Holdings, Ltd.......................   5,649   69,026
    Migdal Insurance & Financial Holding, Ltd............  55,744   51,092
    Mivtach Shamir Holdings, Ltd.........................     525    8,514
    Mizrahi Tefahot Bank, Ltd............................   9,432  175,462
#   Nawi Brothers, Ltd...................................   2,032   11,460
*   Neto ME Holdings, Ltd................................     139   12,671
*   Nice, Ltd............................................   1,948  214,759
#*  Nice, Ltd., Sponsored ADR............................   2,426  266,739
*   Nova Measuring Instruments, Ltd......................   2,946   73,307
    NR Spuntech Industries, Ltd..........................   3,315   10,535
    Oil Refineries, Ltd.................................. 329,686  160,598
*   Partner Communications Co., Ltd......................  10,633   48,251
    Paz Oil Co., Ltd.....................................     946  141,499
    Phoenix Holdings, Ltd. (The).........................  18,613  104,649
    Plasson Industries, Ltd..............................     227   10,969
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd..   1,215   66,036
    Scope Metals Group, Ltd..............................     502   12,764
    Shapir Engineering and Industry, Ltd.................  16,481   57,839
*   Shikun & Binui, Ltd..................................  24,323   44,484
    Shufersal, Ltd.......................................  23,523  165,945
    Summit Real Estate Holdings, Ltd.....................   2,721   25,529
*   Teva Pharmaceutical Industries, Ltd., Sponsored ADR..   7,711  153,063

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
ISRAEL -- (Continued)
*   Union Bank of Israel.................................   2,519 $   10,916
                                                                  ----------
TOTAL ISRAEL.............................................          5,034,426
                                                                  ----------
ITALY -- (2.5%)
    ACEA SpA.............................................  10,787    164,893
    Amplifon SpA.........................................  14,413    258,215
    Anima Holding SpA....................................  26,948    110,867
    Aquafil SpA..........................................     688      7,321
*   Arnoldo Mondadori Editore SpA........................  17,537     33,892
    Ascopiave SpA........................................  12,034     44,398
    Assicurazioni Generali SpA........................... 125,318  2,193,975
#*  Astaldi SpA..........................................   6,533      5,924
    Atlantia SpA.........................................  29,824    705,907
    Autogrill SpA........................................  10,678     96,050
    Avio SpA.............................................   1,274     17,053
#   Azimut Holding SpA...................................  20,855    264,530
    Banca Farmafactoring SpA.............................  13,211     77,441
    Banca Generali SpA...................................   7,419    175,021
    Banca IFIS SpA.......................................   3,287     63,193
    Banca Mediolanum SpA.................................  23,745    144,868
#*  Banca Monte dei Paschi di Siena SpA..................     519        735
    Banca Popolare di Sondrio SCPA.......................  71,179    189,915
#   Banca Sistema SpA....................................   7,802     12,797
*   Banco BPM SpA........................................ 258,694    502,163
    Banco di Desio e della Brianza SpA...................   2,917      6,038
    BasicNet SpA.........................................   3,053     17,013
#   BE...................................................   8,991      9,048
*   BF SpA...............................................   4,090     11,325
    Biesse SpA...........................................   1,260     29,405
    BPER Banca...........................................  93,451    316,698
    Brunello Cucinelli SpA...............................   5,543    200,452
    Cairo Communication SpA..............................  11,491     50,032
    Carraro SpA..........................................   4,563     10,898
    Cembre SpA...........................................     378      9,018
    Cerved Group SpA.....................................  22,923    201,757
    CIR-Compagnie Industriali Riunite SpA................  59,903     69,417
    CNH Industrial NV.................................... 117,575  1,155,613
    Credito Emiliano SpA.................................  18,908    107,744
    Danieli & C Officine Meccaniche SpA..................   1,273     26,237
    Datalogic SpA........................................     887     23,979
    Davide Campari-Milano SpA............................  42,820    384,719
    De' Longhi SpA.......................................   5,473    136,556
    DeA Capital SpA......................................  16,227     24,895
    DiaSorin SpA.........................................   3,408    312,082
    Enav SpA.............................................  22,195    113,622
    Esprinet SpA.........................................  10,115     44,599
    Falck Renewables SpA.................................  34,844    111,678
    Ferrari NV...........................................   7,197    896,174
    Ferrari NV...........................................   3,170    400,371
*   Fiat Chrysler Automobiles NV.........................  96,269  1,647,344
*   Fiat Chrysler Automobiles NV.........................  91,859  1,580,893
#   Fila SpA.............................................   1,800     27,728
*   Fincantieri SpA......................................  63,031     72,953
    FinecoBank Banca Fineco SpA..........................  36,862    400,836
    FNM SpA..............................................  13,074      7,910
#*  GEDI Gruppo Editoriale SpA...........................  14,144      5,988
    Geox SpA.............................................   8,302     12,361
    Gruppo MutuiOnline SpA...............................   2,722     52,677
    Hera SpA............................................. 134,706    455,245

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
ITALY -- (Continued)
*   IMMSI SpA............................................    13,995 $    7,139
    Industria Macchine Automatiche SpA...................     3,980    263,867
    Infrastrutture Wireless Italiane SpA.................     7,680     61,139
*   Intek Group SpA......................................     9,436      3,548
    Interpump Group SpA..................................     7,529    242,564
    Intesa Sanpaolo SpA..................................   481,011  1,100,612
    Iren SpA.............................................    45,354    111,237
    Italgas SpA..........................................    78,403    474,686
    Italmobiliare SpA....................................     1,192     26,512
*   Juventus Football Club SpA...........................    57,536     94,912
    La Doria SpA.........................................     1,145     11,294
    Leonardo SpA.........................................    46,610    451,653
    Maire Tecnimont SpA..................................    22,476     90,213
    MARR SpA.............................................     5,628    134,689
    Massimo Zanetti Beverage Group SpA...................     3,293     23,798
#*  Mediaset SpA.........................................   106,584    350,267
    Mediobanca Banca di Credito Finanziario SpA..........   161,356  1,406,177
    Moncler SpA..........................................    43,758  1,646,817
#*  Mondo TV SpA.........................................     3,025      5,565
*   Openjobmetis SpA agenzia per il lavoro...............     1,095     10,044
#*  OVS SpA..............................................    18,316     27,947
    Parmalat SpA.........................................    16,550     53,974
    Piaggio & C SpA......................................    23,244     53,388
    Poste Italiane SpA...................................    35,247    303,536
    Prima Industrie SpA..................................       680     16,244
    Prysmian SpA.........................................     6,468    138,954
    RAI Way SpA..........................................     6,938     35,291
    Recordati SpA........................................     8,239    298,551
    Reno de Medici SpA...................................    17,508     14,720
    Reply SpA............................................     2,570    142,469
    Retelit SpA..........................................    14,510     25,529
#*  Rizzoli Corriere Della Sera Mediagroup SpA...........    13,608     22,645
    Sabaf SpA............................................       200      3,505
    SAES Getters SpA.....................................       856     19,524
*   Safilo Group SpA.....................................     6,117      5,626
*   Saipem SpA...........................................   142,806    678,904
#   Salini Impregilo SpA.................................    12,528     27,555
    Salvatore Ferragamo SpA..............................     7,937    159,182
    Saras SpA............................................    41,476     88,373
    Sesa SpA.............................................       840     25,269
    Snam SpA.............................................   153,738    734,149
    Societa Cattolica di Assicurazioni SC................    50,788    468,648
    Societa Iniziative Autostradali e Servizi SpA........     8,800    135,441
    SOL SpA..............................................     1,421     18,226
    Tamburi Investment Partners SpA......................     4,427     30,936
    Technogym SpA........................................    13,606    157,762
*   Telecom Italia SpA................................... 1,921,018  1,068,864
*   Telecom Italia SpA, Sponsored ADR....................     6,420     35,246
    Tenaris SA...........................................     3,108     39,040
    Terna Rete Elettrica Nazionale SpA...................    73,927    455,617
*   Tinexta S.p.A........................................     1,761     14,692
#*  Tiscali SpA..........................................   417,308      7,644
#   Tod's SpA............................................     1,324     61,622
#*  TREVI--Finanziaria Industriale SpA...................    22,039      8,011
    UniCredit SpA........................................     5,523     63,844
    Unieuro SpA..........................................     1,671     21,251
#   Unione di Banche Italiane SpA........................    49,692    127,496
    Unipol Gruppo SpA....................................   104,474    478,326
    UnipolSai Assicurazioni SpA..........................    71,543    178,584

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------ -----------
ITALY -- (Continued)
    Zignago Vetro SpA....................................  1,500 $    15,712
                                                                 -----------
TOTAL ITALY..............................................         26,781,493
                                                                 -----------
JAPAN -- (23.0%)
    77 Bank, Ltd. (The)..................................  4,900      86,323
    A&D Co., Ltd.........................................  1,000       6,333
    ABC-Mart, Inc........................................  3,100     178,104
    Abist Co., Ltd.......................................    500      14,767
*   Access Co., Ltd......................................  2,700      21,227
    Achilles Corp........................................  4,400      80,408
    Acom Co., Ltd........................................ 34,500     120,949
    Adastria Co., Ltd....................................  5,800     106,584
    ADEKA Corp........................................... 18,700     294,999
    Ad-sol Nissin Corp...................................    900      11,883
    Advan Co., Ltd.......................................  3,200      27,622
    Advantest Corp....................................... 11,700     267,772
    Adventure, Inc.......................................    300      18,981
    Aeon Co., Ltd........................................ 45,799     932,112
    Aeon Delight Co., Ltd................................  2,100      77,978
#   Aeon Fantasy Co., Ltd................................    900      21,472
    AEON Financial Service Co., Ltd...................... 15,900     308,355
    Aeon Hokkaido Corp...................................  2,000      14,521
#   Aeria, Inc...........................................  1,500       7,700
    Ahresty Corp.........................................  1,800      10,772
    Ai Holdings Corp.....................................  2,100      36,570
    Aica Kogyo Co., Ltd..................................  4,400     154,696
    Aichi Bank, Ltd. (The)...............................  1,200      39,129
    Aichi Corp...........................................  7,600      41,846
    Aichi Steel Corp.....................................  2,800      88,258
    Aichi Tokei Denki Co., Ltd...........................    300      10,438
    Aida Engineering, Ltd................................  8,500      61,446
*   Aiful Corp........................................... 38,900      99,530
    Ain Holdings, Inc....................................  4,300     314,824
    Aiphone Co., Ltd.....................................  1,300      19,202
    Air Water, Inc....................................... 30,300     505,505
    Airport Facilities Co., Ltd..........................  2,400      11,802
    Aisan Industry Co., Ltd..............................  3,900      26,996
    Aisin Seiki Co., Ltd................................. 11,900     470,462
    AIT Corp.............................................  2,200      20,079
    Aizawa Securities Co., Ltd...........................  3,900      22,938
    Ajis Co., Ltd........................................    400      11,620
    Akatsuki, Inc........................................    800      45,860
#*  Akebono Brake Industry Co., Ltd...................... 17,600      26,804
    Akita Bank, Ltd. (The)...............................  1,400      28,110
    Albis Co., Ltd.......................................    800      17,874
    Alconix Corp.........................................  2,300      23,851
    Alfresa Holdings Corp................................ 11,300     311,443
    Alinco, Inc..........................................  1,000       8,680
    Alpen Co., Ltd.......................................  4,000      61,387
    Alpha Corp...........................................    800       9,271
    Alpha Systems, Inc...................................  1,000      23,400
    Alps Alpine Co., Ltd................................. 33,016     695,999
    Alps Logistics Co., Ltd..............................  1,600      11,579
    Altech Corp..........................................  1,000      16,090
    Amada Holdings Co., Ltd.............................. 10,700     107,694
    Amano Corp...........................................  5,200     108,403
    Amiyaki Tei Co., Ltd.................................    400      13,223
    Amuse, Inc...........................................  1,000      22,191
    Anest Iwata Corp.....................................  2,900      24,947

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Anicom Holdings, Inc.................................   1,700 $   47,842
    Anritsu Corp.........................................   3,800     67,744
    AOI Electronics Co., Ltd.............................     400      9,407
    AOI TYO Holdings, Inc................................   4,600     35,702
    AOKI Holdings, Inc...................................   4,500     53,004
    Aomori Bank, Ltd. (The)..............................   1,600     41,204
    Aoyama Trading Co., Ltd..............................   4,800    119,940
    Aozora Bank, Ltd.....................................   2,800     86,241
#   Apaman Co., Ltd......................................   1,700      9,589
    Arakawa Chemical Industries, Ltd.....................   1,600     19,507
    Arata Corp...........................................   1,600     64,122
    Arcland Sakamoto Co., Ltd............................   6,200     77,974
    Arcland Service Holdings Co., Ltd....................   1,000     18,465
    Arcs Co., Ltd........................................   5,123    114,444
    Arealink Co., Ltd....................................   1,200     15,497
    Argo Graphics, Inc...................................     800     28,647
    Ariake Japan Co., Ltd................................     700     42,497
    Arisawa Manufacturing Co., Ltd.......................   4,400     33,461
    Artnature, Inc.......................................   4,700     26,551
    Asahi Broadcasting Group Holdings Corp...............   2,300     14,880
    Asahi Co., Ltd.......................................   2,300     30,860
    Asahi Diamond Industrial Co., Ltd....................  11,400     75,615
    Asahi Group Holdings, Ltd............................  20,400    854,545
    Asahi Holdings, Inc..................................  10,200    217,523
    Asahi Intecc Co., Ltd................................   9,000    391,699
    Asahi Kasei Corp..................................... 102,500  1,124,672
    Asahi Kogyosha Co., Ltd..............................     400     10,961
    ASAHI YUKIZAI Corp...................................     300      4,109
    Asanuma Corp.........................................     900     24,493
    Ashimori Industry Co., Ltd...........................     800     10,781
    Asia Pile Holdings Corp..............................   3,100     18,903
    Asics Corp...........................................  14,900    215,678
    ASKA Pharmaceutical Co., Ltd.........................   3,100     32,033
    ASKUL Corp...........................................     700     14,146
    Astellas Pharma, Inc.................................  84,100  1,247,895
#   Asukanet Co., Ltd....................................     700      8,138
    Asunaro Aoki Construction Co., Ltd...................     500      4,571
#   Ateam, Inc...........................................   1,200     19,290
#   Atom Corp............................................   6,900     62,825
*   Atrae, Inc...........................................     500     10,179
    Atsugi Co., Ltd......................................   1,800     16,100
    Aucnet, Inc..........................................     600      4,820
    Autobacs Seven Co., Ltd..............................   6,300    105,485
    Avex, Inc............................................   6,300     84,720
    Awa Bank, Ltd. (The).................................   2,500     69,249
    Axial Retailing, Inc.................................   2,800     88,973
    Azbil Corp...........................................  11,400    239,699
    Bandai Namco Holdings, Inc...........................  18,700    826,104
    Bando Chemical Industries, Ltd.......................   3,500     35,022
    Bank of Iwate, Ltd. (The)............................   2,300     69,852
    Bank of Kochi, Ltd. (The)............................   1,000      6,972
    Bank of Kyoto, Ltd. (The)............................   2,400    102,024
#   Bank of Nagoya, Ltd. (The)...........................   1,900     55,206
    Bank of Okinawa, Ltd. (The)..........................   2,380     67,964
    Bank of Saga, Ltd. (The).............................   1,100     17,483
    Bank of the Ryukyus, Ltd.............................   3,800     39,665
    Baroque Japan, Ltd...................................   1,300     10,967
    BayCurrent Consulting, Inc...........................   1,200     36,924
#   Beenos, Inc..........................................   1,200     15,015

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Belc Co., Ltd........................................  2,000 $ 87,264
    Bell System24 Holdings, Inc..........................  7,000   93,312
    Belluna Co., Ltd.....................................  8,300   78,476
    Benefit One, Inc.....................................  4,200  142,160
    Benesse Holdings, Inc................................  2,600   67,880
#*  Bengo4.com, Inc......................................    800   28,337
    Bic Camera, Inc...................................... 19,800  232,813
    Biofermin Pharmaceutical Co., Ltd....................    500   10,894
    BML, Inc.............................................  2,500   68,976
    Bourbon Corp.........................................  1,000   17,066
    BP Castrol K.K.......................................  1,200   13,694
    Br Holdings Corp.....................................  2,900    8,989
*   BrainPad, Inc........................................    600   29,246
    Broadleaf Co., Ltd...................................  9,400   48,127
    BRONCO BILLY Co., Ltd................................  1,000   23,807
    Brother Industries, Ltd.............................. 34,600  583,908
    Bunka Shutter Co., Ltd............................... 17,500  120,439
    C Uyemura & Co., Ltd.................................    400   24,497
    CAC Holdings Corp....................................  1,300   11,008
#   Can Do Co., Ltd......................................  1,000   14,059
    Canon Electronics, Inc...............................  2,500   41,101
    Canon Marketing Japan, Inc...........................  7,700  149,142
#   Canon, Inc., Sponsored ADR........................... 14,250  410,827
    Canon, Inc........................................... 19,500  560,824
    Capcom Co., Ltd......................................  9,900  213,099
    CareerIndex, Inc.....................................    800    8,835
    Carlit Holdings Co., Ltd.............................  1,500   11,150
    Carta Holdings, Inc..................................  1,100   10,955
    Casio Computer Co., Ltd.............................. 21,200  281,951
    Cawachi, Ltd.........................................  2,900   56,937
    Central Automotive Products, Ltd.....................  1,000   14,279
    Central Japan Railway Co.............................  3,455  746,702
#   Central Security Patrols Co., Ltd....................    300   12,235
    Central Sports Co., Ltd..............................    500   15,315
#   Charm Care Corp. KK..................................  1,100   14,678
    Chiba Bank, Ltd. (The)............................... 15,500   94,350
    Chiba Kogyo Bank, Ltd. (The).........................  8,900   28,405
    Chilled & Frozen Logistics Holdings Co., Ltd.........  2,200   23,330
    CHIMNEY Co., Ltd.....................................    600   13,881
    Chino Corp...........................................    800    9,064
    Chiyoda Co., Ltd.....................................  1,900   31,974
    Chiyoda Corp.........................................  7,900   24,002
    Chiyoda Integre Co., Ltd.............................  1,000   17,528
    Chofu Seisakusho Co., Ltd............................  3,700   68,501
    Chubu Shiryo Co., Ltd................................  2,900   29,486
    Chudenko Corp........................................  3,600   76,630
    Chugai Pharmaceutical Co., Ltd.......................  4,900  289,328
    Chugai Ro Co., Ltd...................................  1,100   20,559
    Chugoku Bank, Ltd. (The).............................  9,600   88,140
    Chugoku Marine Paints, Ltd........................... 13,600  121,562
    Chukyo Bank, Ltd. (The)..............................  1,900   37,301
    Chuo Spring Co., Ltd.................................    100    2,665
    CI Takiron Corp...................................... 11,000   58,915
    Citizen Watch Co., Ltd............................... 26,500  141,454
#   CKD Corp.............................................  9,800   92,651
    Clarion Co., Ltd.....................................  3,200   73,506
    Cleanup Corp.........................................  5,200   27,877
    CMIC Holdings Co., Ltd...............................  1,700   25,384
    Coca-Cola Bottlers Japan Holdings, Inc...............  7,900  244,017

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    cocokara fine, Inc...................................  1,800 $   83,507
    Coco's Japan Co., Ltd................................    700     14,685
    COLOPL, Inc..........................................  3,800     27,483
    Colowide Co., Ltd....................................  4,900    106,487
    Computer Engineering & Consulting, Ltd...............  2,600     46,133
    COMSYS Holdings Corp................................. 13,121    342,765
    Comture Corp.........................................    900     24,038
    Concordia Financial Group, Ltd....................... 20,610     85,009
    CONEXIO Corp.........................................  4,500     57,117
*   COOKPAD, Inc.........................................  4,800     13,500
    Corona Corp..........................................  1,900     17,735
#   Cosel Co., Ltd.......................................  4,800     47,814
    Cosmo Energy Holdings Co., Ltd....................... 13,800    312,426
    Cosmos Pharmaceutical Corp...........................  1,000    191,447
    Cota Co., Ltd........................................  1,100     14,927
    CRE, Inc.............................................  1,900     16,021
    Create Medic Co., Ltd................................  1,600     14,006
#   Create Restaurants Holdings, Inc.....................  3,500     39,221
    Create SD Holdings Co., Ltd..........................  3,400     85,567
    Credit Saison Co., Ltd...............................  4,100     54,026
#   Creek & River Co., Ltd...............................  1,500     15,265
#   Cresco, Ltd..........................................    400     11,117
    CTI Engineering Co., Ltd.............................  1,100     13,612
    CTS Co., Ltd.........................................  3,200     22,739
#   CyberAgent, Inc...................................... 12,400    401,629
    Dai Nippon Printing Co., Ltd.........................  4,900    113,411
    Dai Nippon Toryo Co., Ltd............................  1,400     13,086
    Daibiru Corp.........................................  6,500     64,730
    Daicel Corp.......................................... 36,200    379,677
    Dai-Dan Co., Ltd.....................................  3,200     67,874
    Daido Kogyo Co., Ltd.................................  1,000      8,606
    Daido Metal Co., Ltd.................................  4,500     31,720
    Daido Steel Co., Ltd.................................  6,100    254,993
    Daidoh, Ltd..........................................    400      1,224
    Daifuku Co., Ltd..................................... 10,800    542,764
    Daihatsu Diesel Manufacturing Co., Ltd...............  2,400     14,585
    Daihen Corp..........................................  5,000    112,232
    Daiho Corp...........................................  2,900     92,657
    Daiichi Jitsugyo Co., Ltd............................  1,200     37,915
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd................    900      7,238
    Dai-ichi Life Holdings, Inc.......................... 41,500    673,835
    Daiichi Sankyo Co., Ltd..............................  8,100    280,972
    Dai-ichi Seiko Co., Ltd..............................  1,300     14,671
    Daiichikosho Co., Ltd................................  7,300    344,854
    Daiken Corp..........................................  2,400     41,228
    Daiken Medical Co., Ltd..............................  1,900     10,236
    Daiki Aluminium Industry Co., Ltd....................  2,000     10,966
    Daikin Industries, Ltd...............................  9,200    995,818
    Daikoku Denki Co., Ltd...............................    800     10,916
    Daikokutenbussan Co., Ltd............................    900     33,859
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd................................................  3,800     97,348
    Daio Paper Corp......................................  6,800     87,378
    Daiseki Co., Ltd.....................................  2,000     47,181
    Daishi Hokuetsu Financial Group, Inc.................  3,200     92,101
    Daisue Construction Co., Ltd.........................    900      7,594
    Daito Pharmaceutical Co., Ltd........................  1,700     43,798
    Daito Trust Construction Co., Ltd....................  7,600  1,055,580
#   Daitron Co., Ltd.....................................  1,100     13,003
    Daiwa House Industry Co., Ltd........................ 59,500  1,929,069

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Daiwa Industries, Ltd................................  4,900 $ 49,259
    Daiwa Securities Group, Inc.......................... 44,700  222,930
    Daiwabo Holdings Co., Ltd............................  3,900  209,843
#   Daiyu Lic Holdings Co., Ltd..........................  1,400   12,631
#   DCM Holdings Co., Ltd................................ 19,900  203,155
    DD Holdings Co., Ltd.................................    700   13,605
    Dear Life Co., Ltd...................................  4,200   17,319
    DeNA Co., Ltd........................................ 12,800  226,484
    Denka Co., Ltd.......................................  4,800  154,408
    Denki Kogyo Co., Ltd.................................  2,100   47,170
    Densan System Co., Ltd...............................    800   17,611
    Denso Corp........................................... 10,000  459,967
    Dentsu, Inc..........................................  8,300  393,703
    Denyo Co., Ltd.......................................  3,100   38,964
    Descente, Ltd........................................  5,300  110,359
    Dexerials Corp.......................................  5,400   43,962
    DIC Corp............................................. 22,300  714,913
    Digital Arts, Inc....................................  1,800  116,413
    Digital Hearts Holdings Co., Ltd.....................  1,700   22,208
    Dip Corp.............................................  5,500  100,405
    Disco Corp...........................................  2,200  326,601
    DKS Co., Ltd.........................................  1,600   35,817
#   DMG Mori Co., Ltd.................................... 18,700  254,555
    Don Quijote Holdings Co., Ltd........................  7,200  418,688
    Doshisha Co., Ltd....................................  2,600   39,838
    Doutor Nichires Holdings Co., Ltd....................  1,900   36,368
#   Dowa Holdings Co., Ltd...............................  8,700  278,731
    DTS Corp.............................................  1,900   67,249
    Duskin Co., Ltd......................................  3,600   86,660
    Dvx, Inc.............................................  1,300   13,060
#   DyDo Group Holdings, Inc.............................  1,700   81,842
    Eagle Industry Co., Ltd..............................  6,100   71,872
    Earth Corp...........................................    700   33,358
    East Japan Railway Co................................  7,500  694,872
    Ebara Corp........................................... 13,900  383,662
    Ebara Foods Industry, Inc............................  1,300   24,868
    Ebara Jitsugyo Co., Ltd..............................  1,000   19,801
    Eco's Co., Ltd.......................................  1,100   16,419
    EDION Corp........................................... 13,800  140,071
    EF-ON, Inc...........................................  1,800   14,352
    eGuarantee, Inc......................................  2,800   27,505
#   E-Guardian, Inc......................................  1,100   21,885
    Ehime Bank, Ltd. (The)...............................  3,299   31,862
    Eidai Co., Ltd.......................................  3,400   13,742
    Eighteenth Bank, Ltd. (The)..........................  1,100   26,868
    Eiken Chemical Co., Ltd..............................  2,200   49,888
    Eisai Co., Ltd.......................................  5,600  434,820
    Eizo Corp............................................  2,300   89,225
    Elan Corp............................................  1,800   21,780
    Elecom Co., Ltd......................................  2,100   56,070
    Elematec Corp........................................  1,700   28,025
#   EM Systems Co., Ltd..................................  2,000   20,743
*   Enigmo, Inc..........................................  1,100   24,732
    en-japan, Inc........................................  5,500  206,858
    EPS Holdings, Inc....................................  3,300   50,119
#   eRex Co., Ltd........................................  5,700   32,518
#   ES-Con Japan, Ltd....................................  3,600   27,380
    Escrow Agent Japan, Inc..............................  4,000    9,489
    ESPEC Corp...........................................  1,500   27,490

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Excel Co., Ltd.......................................  1,300 $   22,912
    Exedy Corp...........................................  5,300    133,649
    Ezaki Glico Co., Ltd.................................  1,200     59,885
    F@N Communications, Inc..............................  7,300     37,056
    Faith, Inc...........................................    700      5,425
    FALCO HOLDINGS Co., Ltd..............................  1,000     13,733
    Fancl Corp...........................................  7,200    155,607
    FANUC Corp...........................................  6,300  1,071,514
    Fast Retailing Co., Ltd..............................  3,700  1,697,953
    FCC Co., Ltd.........................................  7,500    190,718
*   FDK Corp.............................................    900      8,633
    Feed One Co., Ltd.................................... 10,300     16,413
    Ferrotec Holdings Corp...............................  3,900     35,049
#*  FFRI, Inc............................................    400     13,397
    FIDEA Holdings Co., Ltd.............................. 26,300     32,367
    Fields Corp..........................................  1,900     13,312
    FINDEX, Inc..........................................    600      3,215
    First Bank of Toyama, Ltd. (The).....................  4,000     14,024
#   First Brothers Co., Ltd..............................    900      8,631
    First Juken Co., Ltd.................................    200      2,087
#   Fixstars Corp........................................  2,500     33,134
    FJ Next Co., Ltd.....................................  1,400     11,815
    Foster Electric Co., Ltd.............................  4,400     67,283
    FP Corp..............................................  3,200    181,799
    France Bed Holdings Co., Ltd.........................  3,800     30,996
    Freebit Co., Ltd.....................................  1,600     13,077
#   Freund Corp..........................................    800      6,292
    F-Tech, Inc..........................................  1,700     15,093
    Fudo Tetra Corp......................................  3,400     51,815
    Fuji Co., Ltd........................................  2,700     45,839
    Fuji Corp............................................ 11,000    143,570
    Fuji Corp............................................    400      7,537
    Fuji Corp., Ltd......................................  2,700     20,951
    Fuji Electric Co., Ltd...............................  9,400    290,506
    Fuji Media Holdings, Inc.............................  6,200     91,731
    Fuji Oil Co., Ltd....................................  3,700     10,388
    Fuji Pharma Co., Ltd.................................  1,500     24,588
    Fuji Seal International, Inc.........................  8,200    272,412
    Fuji Soft, Inc.......................................  1,000     40,705
    Fujicco Co., Ltd.....................................  1,400     29,859
    FUJIFILM Holdings Corp...............................  5,600    240,610
    Fujikura Rubber, Ltd.................................  5,200     21,864
    Fujikura, Ltd........................................ 55,000    241,429
    Fujimi, Inc..........................................  1,000     20,618
    Fujimori Kogyo Co., Ltd..............................  2,600     67,807
    Fujio Food System Co., Ltd...........................  1,200     26,247
    Fujita Kanko, Inc....................................    900     22,395
    Fujitec Co., Ltd.....................................  6,400     69,834
    Fujitsu Frontech, Ltd................................  1,400     12,867
    Fujitsu General, Ltd.................................  5,500     70,776
    Fujitsu, Ltd......................................... 21,800  1,463,115
    Fujiya Co., Ltd......................................    500     10,278
    FuKoKu Co., Ltd......................................    200      1,604
    Fukuda Corp..........................................  1,300     48,372
    Fukuda Denshi Co., Ltd...............................  1,300     87,798
    Fukui Bank, Ltd. (The)...............................  3,200     46,693
    Fukui Computer Holdings, Inc.........................    700     10,486
    Fukuoka Financial Group, Inc.........................  2,100     46,394
*   Fukushima Bank, Ltd. (The)...........................  3,300     11,953

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Fukushima Industries Corp............................  2,300 $ 81,550
    Fukuyama Transporting Co., Ltd.......................    800   32,174
    FULLCAST Holdings Co., Ltd...........................  4,000   70,292
#*  Funai Electric Co., Ltd..............................  2,200   11,856
    Funai Soken Holdings, Inc............................  4,250   71,851
    Furukawa Battery Co., Ltd. (The).....................  2,000   12,801
    Furukawa Co., Ltd....................................  2,100   26,784
    Furukawa Electric Co., Ltd...........................  9,600  287,946
    Furuno Electric Co., Ltd.............................  2,200   18,335
    Furusato Industries, Ltd.............................    900   12,761
    Furyu Corp...........................................  1,100   10,261
    Fuso Chemical Co., Ltd...............................  3,800   74,649
    Fuso Pharmaceutical Industries, Ltd..................  1,300   29,982
    Futaba Corp..........................................  4,600   72,554
    Futaba Industrial Co., Ltd........................... 12,600   65,611
    Future Corp..........................................  3,000   41,664
    Fuyo General Lease Co., Ltd..........................  6,600  329,692
    G-7 Holdings, Inc....................................    800   15,570
    Gakken Holdings Co., Ltd.............................    600   22,476
    Gakkyusha Co., Ltd...................................  1,200   14,752
    GCA Corp.............................................  1,500    9,963
    Gecoss Corp..........................................  2,200   20,408
    Genki Sushi Co., Ltd.................................    500   18,871
#   Genky DrugStores Co., Ltd............................    900   21,567
    Geo Holdings Corp....................................  6,700  102,730
    Giken, Ltd...........................................  1,600   47,844
    GL Sciences, Inc.....................................  1,000   13,915
    GLOBERIDE, Inc.......................................  1,800   40,298
    Glory, Ltd........................................... 11,700  290,671
    GMO Cloud K.K........................................    700   20,855
    GMO Financial Holdings, Inc..........................  1,800    9,879
    GMO internet, Inc.................................... 12,800  172,951
    GMO Payment Gateway, Inc.............................  4,900  253,639
    Goldcrest Co., Ltd...................................  3,700   56,158
    Goldwin, Inc.........................................  1,500  147,726
    Gree, Inc............................................  8,500   38,590
    GS Yuasa Corp........................................ 11,600  242,129
    G-Tekt Corp..........................................  4,600   67,597
    Gun-Ei Chemical Industry Co., Ltd....................    100    2,410
*   GungHo Online Entertainment, Inc..................... 46,100  108,849
    Gunma Bank, Ltd. (The)............................... 17,100   75,371
#*  Gunosy, Inc..........................................  2,100   46,534
    Gurunavi, Inc........................................  5,400   36,270
    H2O Retailing Corp...................................  8,760  123,286
    HABA Laboratories, Inc...............................    400   26,972
    Hachijuni Bank, Ltd. (The)........................... 24,100  106,714
#   Hagihara Industries, Inc.............................  1,800   25,262
    Hagiwara Electric Holdings Co., Ltd..................    900   23,511
    Hakuhodo DY Holdings, Inc............................ 20,200  310,874
    Hakuto Co., Ltd......................................  1,000   10,633
    Halows Co., Ltd......................................    600   11,601
    Hamakyorex Co., Ltd..................................  2,100   75,098
    Hamamatsu Photonics KK...............................  2,900  103,836
#   Hamee Corp...........................................  1,600   12,558
    Hankyu Hanshin Holdings, Inc......................... 10,100  360,516
    Hanwa Co., Ltd.......................................  4,800  133,296
    Happinet Corp........................................  1,400   20,538
#   Harmonic Drive Systems, Inc..........................  2,100   73,784
    Haseko Corp.......................................... 83,500  926,127

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Hazama Ando Corp..................................... 37,500 $  248,377
    Heiwa Corp...........................................  7,500    158,464
    Heiwa Real Estate Co., Ltd...........................  2,800     51,739
    Heiwado Co., Ltd.....................................  4,600    106,674
#   Helios Techno Holdings Co., Ltd......................  1,100      7,133
    Hibiya Engineering, Ltd..............................  6,300     98,485
    Hiday Hidaka Corp....................................  1,658     32,630
    Hikari Tsushin, Inc..................................  1,200    192,340
    HI-LEX Corp..........................................  2,400     45,771
    Hino Motors, Ltd..................................... 33,900    340,356
    Hinokiya Group Co., Ltd..............................    300      5,264
    Hioki EE Corp........................................    900     33,939
    Hirakawa Hewtech Corp................................    600      6,713
#   Hiramatsu, Inc.......................................  2,800      8,635
#   Hirano Tecseed Co., Ltd..............................    600      7,971
#   Hirata Corp..........................................  1,300     80,467
    Hirose Electric Co., Ltd.............................  1,225    131,579
#   Hirose Tusyo, Inc....................................    800     14,715
    Hiroshima Bank, Ltd. (The)........................... 13,700     79,299
    HIS Co., Ltd.........................................  6,000    226,886
    Hisaka Works, Ltd....................................  4,700     35,865
    Hisamitsu Pharmaceutical Co., Inc....................  1,900     97,299
    Hitachi Capital Corp................................. 16,200    369,206
    Hitachi Chemical Co., Ltd............................ 21,400    352,986
    Hitachi Construction Machinery Co., Ltd.............. 16,900    429,205
    Hitachi High-Technologies Corp.......................  7,500    271,051
    Hitachi Metals, Ltd.................................. 24,010    270,113
    Hitachi Transport System, Ltd........................  7,500    209,447
    Hitachi Zosen Corp................................... 25,700     85,501
    Hitachi, Ltd......................................... 43,100  1,355,860
    Hitachi, Ltd., ADR...................................  3,100    195,083
    Hito Communications, Inc.............................    800     11,147
    Hochiki Corp.........................................  2,400     23,335
    Hodogaya Chemical Co., Ltd...........................  1,200     22,942
    Hogy Medical Co., Ltd................................  1,800     60,104
#   Hokkaido Coca-Cola Bottling Co., Ltd.................    500     16,391
    Hokkan Holdings, Ltd.................................    600      8,951
    Hokkoku Bank, Ltd. (The).............................  1,000     30,064
    Hokuetsu Corp........................................ 17,900     97,109
    Hokuetsu Industries Co., Ltd.........................  2,900     29,860
    Hokuhoku Financial Group, Inc........................  7,900     90,562
    Hokuriku Electrical Construction Co., Ltd............  1,500     12,233
    Hokuto Corp..........................................    600     10,953
    Honda Motor Co., Ltd., Sponsored ADR................. 20,519    617,006
    Honda Motor Co., Ltd................................. 90,200  2,707,980
    H-One Co., Ltd.......................................  2,000     18,734
    Honeys Holdings Co., Ltd.............................  1,100      9,472
#   Hoosiers Holdings....................................  3,200     19,618
    Horiba, Ltd..........................................  6,500    319,959
    Hoshizaki Corp.......................................  3,500    248,546
    Hosiden Corp.........................................    800      6,085
    Hosokawa Micron Corp.................................    700     28,583
#   Hotland Co., Ltd.....................................  1,200     13,844
    House Foods Group, Inc...............................  4,300    149,704
    Howa Machinery, Ltd..................................  1,900     14,047
    Hulic Co., Ltd....................................... 13,000    119,956
    Hyakugo Bank, Ltd. (The)............................. 25,000     90,536
    Hyakujushi Bank, Ltd. (The)..........................  1,800     41,932
    IBJ, Inc.............................................  2,300     18,502

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Ichibanya Co., Ltd...................................    900 $ 36,655
    Ichigo, Inc.......................................... 48,400  167,368
    Ichiken Co., Ltd.....................................    500    8,996
    Ichikoh Industries, Ltd..............................  4,000   22,159
    Ichinen Holdings Co., Ltd............................  2,200   24,030
    Ichiyoshi Securities Co., Ltd........................  3,300   27,393
    Icom, Inc............................................  2,500   48,482
    Idec Corp............................................  2,400   44,243
    IDOM, Inc............................................ 17,100   63,974
    Ihara Science Corp...................................    200    2,760
    IHI Corp............................................. 17,000  538,417
    Iida Group Holdings Co., Ltd......................... 16,920  307,924
    IJT Technology Holdings Co., Ltd.....................  2,200   13,310
    IMAGICA GROUP, Inc...................................  2,100   10,193
    Imasen Electric Industrial...........................  2,500   23,180
    Imuraya Group Co., Ltd...............................    400    8,849
    Inaba Denki Sangyo Co., Ltd..........................  1,000   39,046
#   Inaba Seisakusho Co., Ltd............................    700    7,914
    Inabata & Co., Ltd...................................  5,900   77,764
    Inageya Co., Ltd.....................................  2,000   23,552
    Ines Corp............................................    500    6,071
    I-Net Corp...........................................    800    9,848
    Infocom Corp.........................................  2,000   67,716
    Infomart Corp........................................ 12,500  133,424
    Information Development Co., Ltd.....................  1,000   13,184
    Information Services International-Dentsu, Ltd.......  1,400   37,410
    Innotech Corp........................................  2,000   18,512
    Insource Co., Ltd....................................    900   18,209
    Intage Holdings, Inc.................................  4,500   35,783
    Internet Initiative Japan, Inc.......................  5,900  139,049
    Inui Global Logistics Co., Ltd.......................  1,600   10,500
    I-O Data Device, Inc.................................  1,200   12,905
    IR Japan Holdings, Ltd...............................    800    9,056
    I'rom Group Co., Ltd.................................  1,500   20,760
    Iseki & Co., Ltd.....................................  4,100   59,823
    Isetan Mitsukoshi Holdings, Ltd...................... 18,540  190,803
*   Ishihara Sangyo Kaisha, Ltd..........................  8,000   81,584
    Istyle, Inc..........................................  6,000   45,716
    Isuzu Motors, Ltd.................................... 55,600  827,069
    Itfor, Inc...........................................  2,800   19,443
    Ito En, Ltd..........................................  8,600  383,653
    Itochu Enex Co., Ltd................................. 14,400  125,922
    Itochu Techno-Solutions Corp......................... 11,900  248,196
    Itochu-Shokuhin Co., Ltd.............................    600   25,369
    Itoham Yonekyu Holdings, Inc......................... 12,900   82,070
    Itoki Corp...........................................  5,600   29,051
*   Itokuro, Inc.........................................  1,000   30,706
    IwaiCosmo Holdings, Inc..............................  2,600   29,643
    Iwaki & Co., Ltd.....................................  8,200   30,594
    Iwasaki Electric Co., Ltd............................    700    8,165
#   Iwatani Corp.........................................  4,200  143,583
    Iyo Bank, Ltd. (The)................................. 14,800   81,783
    Izumi Co., Ltd.......................................  4,700  236,991
    J Front Retailing Co., Ltd........................... 37,900  434,420
    JAC Recruitment Co., Ltd.............................  2,800   56,522
    Jaccs Co., Ltd.......................................  4,800   82,443
    Jafco Co., Ltd.......................................  3,700  129,864
    Jalux, Inc...........................................    500   10,981
    Jamco Corp...........................................  1,100   25,766

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Janome Sewing Machine Co., Ltd.......................  1,200 $    5,407
    Japan Airport Terminal Co., Ltd......................  3,400    130,275
    Japan Asia Group, Ltd................................  3,200     10,795
*   Japan Asset Marketing Co., Ltd....................... 39,200     36,758
    Japan Aviation Electronics Industry, Ltd............. 10,000    130,326
    Japan Best Rescue System Co., Ltd....................  2,100     24,078
    Japan Cash Machine Co., Ltd..........................  2,600     23,677
#*  Japan Display, Inc................................... 48,200     32,116
    Japan Elevator Service Holdings Co., Ltd.............  1,000     16,168
    Japan Exchange Group, Inc............................ 39,000    686,738
#   Japan Investment Adviser Co., Ltd....................  1,500     55,067
    Japan Lifeline Co., Ltd..............................  7,400    112,623
    Japan Material Co., Ltd..............................  7,900     91,439
    Japan Meat Co., Ltd..................................  1,400     21,696
    Japan Medical Dynamic Marketing, Inc.................  2,800     29,235
    Japan Property Management Center Co., Ltd............    900      7,037
    Japan Pulp & Paper Co., Ltd..........................  2,100     75,040
    Japan Securities Finance Co., Ltd....................  7,100     38,965
    Japan Steel Works, Ltd. (The)........................  7,500    138,783
    Japan Transcity Corp.................................  3,000     11,719
    Japan Wool Textile Co., Ltd. (The)................... 10,600     85,160
    JBCC Holdings, Inc...................................  1,200     15,914
    JCR Pharmaceuticals Co., Ltd.........................    900     46,839
    JCU Corp.............................................  6,100     87,944
    Jeol, Ltd............................................  5,300     96,220
    JGC Corp.............................................  8,500    130,412
#*  JIG-SAW, Inc.........................................    300      6,906
    Jimoto Holdings, Inc................................. 10,800     11,803
    JINS, Inc............................................  1,700     85,258
    JK Holdings Co., Ltd.................................  2,700     13,161
    JMS Co., Ltd.........................................  3,800     19,577
    Joban Kosan Co., Ltd.................................  1,000     14,432
    J-Oil Mills, Inc.....................................  1,100     38,384
    Joshin Denki Co., Ltd................................  3,700     77,369
    Joyful Honda Co., Ltd................................    700      9,218
    JP-Holdings, Inc.....................................  5,600     14,435
    JSP Corp.............................................  4,200     86,125
    JSR Corp............................................. 10,000    161,684
    JTEKT Corp........................................... 42,300    549,399
    Juki Corp............................................  5,400     59,059
    Justsystems Corp.....................................  4,300     87,613
    JVC Kenwood Corp..................................... 36,220     84,990
    K&O Energy Group, Inc................................  1,700     22,561
    kabu.com Securities Co., Ltd......................... 12,600     62,631
*   Kadokawa Dwango......................................  7,902     85,778
    Kadoya Sesame Mills, Inc.............................    200      9,552
    Kagome Co., Ltd......................................  1,800     48,036
    Kajima Corp.......................................... 72,901  1,036,999
    Kakaku.com, Inc...................................... 14,300    251,048
    Kaken Pharmaceutical Co., Ltd........................  4,700    222,035
    Kakiyasu Honten Co., Ltd.............................  1,500     32,702
    Kameda Seika Co., Ltd................................  1,100     49,936
    Kamei Corp...........................................  3,000     31,932
    Kamigumi Co., Ltd....................................  8,400    185,960
    Kanaden Corp.........................................  2,100     22,215
    Kanagawa Chuo Kotsu Co., Ltd.........................    800     27,075
    Kanamoto Co., Ltd....................................  6,700    186,157
    Kandenko Co., Ltd.................................... 10,100     94,879
    Kaneka Corp..........................................  8,600    336,215

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Kanematsu Corp.......................................  17,900 $  215,505
    Kanematsu Electronics, Ltd...........................   1,900     55,737
#   Kanemi Co., Ltd......................................     400     11,505
*   Kansai Mirai Financial Group, Inc....................   7,015     52,128
    Kansai Paint Co., Ltd................................  11,500    201,791
    Kansai Super Market, Ltd.............................   1,100      9,943
    Kao Corp.............................................  14,500  1,025,126
    Kappa Create Co., Ltd................................   1,800     23,102
    Kasai Kogyo Co., Ltd.................................   6,300     50,765
    Katakura Industries Co., Ltd.........................   3,800     39,798
    Kato Sangyo Co., Ltd.................................   3,100     90,636
    Kato Works Co., Ltd..................................   1,900     47,601
    KAWADA TECHNOLOGIES, Inc.............................     500     31,107
    Kawai Musical Instruments Manufacturing Co., Ltd.....     700     19,488
    Kawasaki Heavy Industries, Ltd.......................  23,400    589,531
    Kawasumi Laboratories, Inc...........................   2,200     13,632
    KDDI Corp............................................ 123,500  3,085,602
    Keihan Holdings Co., Ltd.............................  10,800    445,360
    Keihanshin Building Co., Ltd.........................   3,500     28,656
    Keihin Corp..........................................   5,800    103,829
    Keikyu Corp..........................................  13,800    235,043
    Keio Corp............................................   4,600    264,258
    Keisei Electric Railway Co., Ltd.....................   5,600    177,548
    Keiyo Bank, Ltd. (The)...............................   6,300     39,734
    Keiyo Co., Ltd.......................................   9,700     46,376
    Kenedix, Inc.........................................  35,000    184,288
    Kenko Mayonnaise Co., Ltd............................     900     16,938
    Kewpie Corp..........................................  13,300    302,279
    Key Coffee, Inc......................................     600     11,159
    Keyence Corp.........................................   4,700  2,418,691
    KFC Holdings Japan, Ltd..............................     800     14,581
    KH Neochem Co., Ltd..................................   1,800     42,357
    Kikkoman Corp........................................   3,400    180,879
    Kinden Corp..........................................   7,300    119,914
*   Kintetsu Department Store Co., Ltd...................   1,100     34,146
    Kintetsu Group Holdings Co., Ltd.....................   9,600    418,976
    Kintetsu World Express, Inc..........................  10,500    152,221
    Kirin Holdings Co., Ltd..............................  40,200    959,729
    Kirindo Holdings Co., Ltd............................   1,200     15,286
    Kissei Pharmaceutical Co., Ltd.......................   3,600     97,823
    Ki-Star Real Estate Co., Ltd.........................     900     14,970
    Kitagawa Corp........................................   1,000     20,504
    Kita-Nippon Bank, Ltd. (The).........................   1,600     30,526
    Kitano Construction Corp.............................     300      8,755
#   Kitanotatsujin Corp..................................   8,500     33,428
    Kito Corp............................................   1,800     27,838
    Kitz Corp............................................  12,200     99,882
    Kiyo Bank, Ltd. (The)................................   3,400     48,943
#*  KLab, Inc............................................   7,300     61,863
*   KNT-CT Holdings Co., Ltd.............................   1,700     19,231
    Koa Corp.............................................   3,300     47,278
    Kobayashi Pharmaceutical Co., Ltd....................   3,600    228,792
    Kobe Bussan Co., Ltd.................................   3,600    111,809
*   Kobe Electric Railway Co., Ltd.......................     400     14,202
    Kohnan Shoji Co., Ltd................................   5,000    126,403
    Koito Manufacturing Co., Ltd.........................  11,500    692,572
*   Kojima Co., Ltd......................................   3,200     16,976
    Kokuyo Co., Ltd......................................   9,900    144,571
    KOMAIHALTEC, Inc.....................................     500      8,553

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Komatsu Matere Co., Ltd..............................  1,900 $   12,910
    Komatsu Wall Industry Co., Ltd.......................  1,100     18,848
    Komatsu, Ltd......................................... 60,900  1,603,626
    KOMEDA Holdings Co., Ltd.............................  3,700     70,840
    Komehyo Co., Ltd.....................................    800      8,345
    Komeri Co., Ltd......................................  6,000    151,819
    Komori Corp..........................................  7,600     80,859
    Konaka Co., Ltd......................................  2,300      9,389
    Konami Holdings Corp.................................  7,400    339,860
    Kondotec, Inc........................................  2,500     21,575
    Konica Minolta, Inc.................................. 73,000    735,037
    Konishi Co., Ltd.....................................  6,600     95,943
    Konoike Transport Co., Ltd...........................  3,700     55,448
    Kose Corp............................................  4,100    601,869
    Koshidaka Holdings Co., Ltd..........................  4,300     61,641
    Kotobuki Spirits Co., Ltd............................  2,700    101,025
*   Kourakuen Holdings Corp..............................    800     16,353
    Krosaki Harima Corp..................................    300     15,795
    KRS Corp.............................................  1,000     18,779
    K's Holdings Corp.................................... 27,676    275,752
#   KU Holdings Co., Ltd.................................  2,200     15,785
    Kubota Corp.......................................... 27,100    429,645
    Kumagai Gumi Co., Ltd................................  5,100    159,973
#   Kumiai Chemical Industry Co., Ltd.................... 11,300     70,235
    Kura Corp............................................  1,000     51,819
    Kurabo Industries, Ltd...............................  1,700     36,660
    Kuraray Co., Ltd..................................... 32,800    504,419
    Kureha Corp..........................................  1,900    119,190
    Kurita Water Industries, Ltd.........................  5,400    137,286
    Kusuri no Aoki Holdings Co., Ltd.....................  1,400     92,904
    KYB Corp.............................................  3,000     81,320
    Kyocera Corp.........................................  6,100    343,569
#   Kyoden Co., Ltd......................................  3,100     11,945
    Kyodo Printing Co., Ltd..............................  1,600     34,167
    Kyokuto Boeki Kaisha, Ltd............................  1,200     17,949
    Kyokuto Kaihatsu Kogyo Co., Ltd......................  5,500     77,641
    Kyokuto Securities Co., Ltd..........................  2,300     24,035
    Kyokuyo Co., Ltd.....................................  1,200     30,431
    KYORIN Holdings, Inc.................................  4,500     95,553
    Kyoritsu Printing Co., Ltd...........................  3,900      7,102
    Kyosan Electric Manufacturing Co., Ltd...............  5,000     18,999
    Kyowa Exeo Corp...................................... 11,100    272,818
    Kyudenko Corp........................................  6,300    226,492
    Kyushu Financial Group, Inc.......................... 21,840     88,970
    Kyushu Leasing Service Co., Ltd......................  2,100     12,753
    Kyushu Railway Co....................................  4,100    139,984
    LAC Co., Ltd.........................................  1,900     26,061
    Lacto Japan Co., Ltd.................................    300     21,751
*   Laox Co., Ltd........................................  5,000     12,249
    Lasertec Corp........................................  5,700    187,895
    Lawson, Inc..........................................  7,600    468,476
#   LEC, Inc.............................................  1,600     23,802
    Leopalace21 Corp..................................... 79,000    374,308
    Life Corp............................................  3,200     68,606
    LIFULL Co., Ltd......................................  9,500     62,571
#   Like Co., Ltd........................................  1,000      9,645
#*  LINE Corp............................................  1,100     39,608
    Linical Co., Ltd.....................................    400      5,144
    Link And Motivation, Inc.............................  3,400     28,549

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Lintec Corp..........................................  8,100 $179,369
    Lion Corp............................................ 11,600  241,755
    LIXIL Group Corp..................................... 21,600  318,099
*   M&A Capital Partners Co., Ltd........................    800   37,022
    M3, Inc.............................................. 41,900  606,417
    Mabuchi Motor Co., Ltd...............................  3,000  105,225
    Macnica Fuji Electronics Holdings, Inc...............  7,500   98,053
    Macromill, Inc.......................................  5,000   71,252
    Maeda Corp........................................... 16,400  162,017
    Maeda Kosen Co., Ltd.................................  1,600   37,597
    Maeda Road Construction Co., Ltd.....................  5,000   97,350
    Maezawa Kyuso Industries Co., Ltd....................  1,300   21,581
    Makino Milling Machine Co., Ltd......................  4,200  171,952
    Makita Corp..........................................  4,400  155,900
    Mamezou Holdings Co., Ltd............................  2,000   18,606
    Mandom Corp..........................................  2,700   63,462
    Mani, Inc............................................  1,700   74,487
#   MarkLines Co., Ltd...................................  1,200   15,499
    Mars Group Holdings Corp.............................  1,300   25,530
    Marubun Corp.........................................  2,800   18,517
    Maruha Nichiro Corp..................................  6,600  225,003
    Marui Group Co., Ltd................................. 17,400  353,306
    Maruichi Steel Tube, Ltd.............................  2,800   89,936
    Marusan Securities Co., Ltd..........................  2,500   18,429
    Maruwa Unyu Kikan Co., Ltd...........................  1,800   60,127
    Maruzen Co., Ltd.....................................  1,000   21,891
    Maruzen Showa Unyu Co., Ltd..........................  1,600   39,443
    Marvelous, Inc.......................................  4,600   39,768
    Matsuda Sangyo Co., Ltd..............................  3,400   44,642
    Matsui Construction Co., Ltd.........................  1,700   11,085
    Matsui Securities Co., Ltd...........................  6,500   69,838
    Matsumotokiyoshi Holdings Co., Ltd...................  7,300  225,513
    Matsuya Co., Ltd.....................................  2,200   20,279
    Matsuyafoods Holdings Co., Ltd.......................    400   13,253
    Max Co., Ltd.........................................  3,600   47,939
    Maxell Holdings, Ltd.................................  6,500   92,700
    Maxvalu Nishinihon Co., Ltd..........................    800   13,609
    Maxvalu Tokai Co., Ltd...............................  1,400   31,911
    Mazda Motor Corp..................................... 69,600  770,280
    McDonald's Holdings Co. Japan, Ltd...................  2,100   92,945
    MCJ Co., Ltd......................................... 12,500   84,557
    Mebuki Financial Group, Inc.......................... 37,600  105,423
#*  Medical Data Vision Co., Ltd.........................    600    5,356
    Medical System Network Co., Ltd......................  2,700   10,069
    Medipal Holdings Corp................................ 12,200  281,590
    Megmilk Snow Brand Co., Ltd..........................  8,000  212,285
    Meidensha Corp.......................................  6,600   89,011
    Meiji Electric Industries Co., Ltd...................  1,200   20,058
    MEIJI Holdings Co., Ltd.............................. 10,300  796,448
    Meiko Electronics Co., Ltd...........................  2,700   49,715
    Meisei Industrial Co., Ltd...........................  2,300   14,864
    Meitec Corp..........................................  5,900  257,590
    Meito Sangyo Co., Ltd................................  1,800   21,605
    Meiwa Corp...........................................  3,000   11,663
    Melco Holdings, Inc..................................    400   12,947
    Menicon Co., Ltd.....................................  3,400   84,616
    Mercuria Investment Co., Ltd.........................    900    5,856
    METAWATER Co., Ltd...................................    800   22,274
    Michinoku Bank, Ltd. (The)...........................  2,300   34,755

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Micronics Japan Co., Ltd.............................   4,100 $   30,085
    Mie Kotsu Group Holdings, Inc........................   6,000     34,172
    Mikuni Corp..........................................   1,500      6,957
    Milbon Co., Ltd......................................   3,300    132,634
    Mimaki Engineering Co., Ltd..........................   2,100     15,123
    Mimasu Semiconductor Industry Co., Ltd...............   3,200     41,131
    Minebea Mitsumi, Inc.................................  21,100    347,075
    Ministop Co., Ltd....................................   1,900     34,148
    Miraca Holdings, Inc.................................  15,600    385,915
    Mirait Holdings Corp.................................  13,500    195,113
#   Miroku Jyoho Service Co., Ltd........................   3,400     78,570
    Misawa Homes Co., Ltd................................   5,800     39,891
    MISUMI Group, Inc....................................  17,300    395,981
    Mitani Corp..........................................   1,000     50,018
    Mito Securities Co., Ltd.............................   8,900     22,061
    Mitsuba Corp.........................................   3,200     19,835
    Mitsubishi Chemical Holdings Corp.................... 109,600    941,851
    Mitsubishi Electric Corp.............................  84,500  1,063,288
    Mitsubishi Estate Co., Ltd...........................  47,500    841,295
    Mitsubishi Gas Chemical Co., Inc.....................  11,400    180,310
    Mitsubishi Heavy Industries, Ltd.....................   7,200    278,393
    Mitsubishi Kakoki Kaisha, Ltd........................     500      6,955
    Mitsubishi Logisnext Co., Ltd........................   8,300     86,330
    Mitsubishi Logistics Corp............................   5,999    153,690
    Mitsubishi Motors Corp...............................  52,700    327,434
    Mitsubishi Paper Mills, Ltd..........................   2,600     13,520
    Mitsubishi Pencil Co., Ltd...........................   3,100     63,472
    Mitsubishi Research Institute, Inc...................   1,000     29,283
    Mitsubishi Shokuhin Co., Ltd.........................   2,700     70,618
    Mitsubishi Steel Manufacturing Co., Ltd..............   1,000     15,397
    Mitsubishi Tanabe Pharma Corp........................  11,800    184,866
    Mitsubishi UFJ Financial Group, Inc., Sponsored ADR..   5,319     28,616
    Mitsubishi UFJ Financial Group, Inc.................. 421,400  2,260,355
    Mitsubishi UFJ Lease & Finance Co., Ltd.............. 100,300    513,425
    Mitsuboshi Belting, Ltd..............................   2,000     38,214
    Mitsui Chemicals, Inc................................  26,200    657,751
*   Mitsui E&S Holdings Co., Ltd.........................  13,100    147,828
    Mitsui Fudosan Co., Ltd..............................  23,200    563,641
    Mitsui Mining & Smelting Co., Ltd....................  12,300    290,179
*   Mitsui-Soko Holdings Co., Ltd........................   4,800     84,815
    Mitsuuroko Group Holdings Co., Ltd...................   1,400      9,940
    Miura Co., Ltd.......................................   2,300     57,376
    Mixi, Inc............................................   8,700    220,546
    Miyaji Engineering Group, Inc........................   1,000     18,053
    Miyazaki Bank, Ltd. (The)............................   2,300     57,854
    Miyoshi Oil & Fat Co., Ltd...........................   1,900     18,169
    Mizuho Financial Group, Inc.......................... 443,315    727,638
    Mizuho Financial Group, Inc., ADR....................  28,400     90,028
    Mizuno Corp..........................................   3,900     91,181
    Mochida Pharmaceutical Co., Ltd......................     800     70,940
    Modec, Inc...........................................   1,300     29,121
    Monex Group, Inc.....................................  18,000     62,953
#   Money Partners Group Co., Ltd........................   3,000      7,983
    Monogatari Corp. (The)...............................     600     52,012
#   MonotaRO Co., Ltd....................................  16,000    341,647
    Morinaga & Co., Ltd..................................   3,400    139,752
    Morinaga Milk Industry Co., Ltd......................   4,900    142,514
    Morita Holdings Corp.................................   3,800     61,549
    Morito Co., Ltd......................................   1,400      9,236

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Morozoff, Ltd........................................    300 $   13,246
    Mory Industries, Inc.................................    400      8,643
    MrMax Holdings, Ltd..................................  3,700     17,130
    MS&AD Insurance Group Holdings, Inc.................. 17,952    531,443
    MTI, Ltd.............................................  4,000     23,200
#   Mugen Estate Co., Ltd................................  1,800      9,753
    Murakami Corp........................................    600     13,891
    Murata Manufacturing Co., Ltd........................  2,900    435,626
    Musashino Bank, Ltd. (The)...........................  3,100     71,161
#   N Field Co., Ltd.....................................  1,100      8,690
    Nabtesco Corp........................................ 15,000    396,854
    NAC Co., Ltd.........................................  1,200     11,325
    Nachi-Fujikoshi Corp.................................  2,900    116,363
#   Nagano Bank, Ltd. (The)..............................    700     10,090
    Nagano Keiki Co., Ltd................................  2,600     19,398
    Nagase & Co., Ltd.................................... 15,900    232,723
    Nagatanien Holdings Co., Ltd.........................  1,000     21,630
    Nagawa Co., Ltd......................................    400     19,752
    Nagoya Railroad Co., Ltd............................. 15,900    420,793
    Nakabayashi Co., Ltd.................................  3,000     15,006
    Nakamuraya Co., Ltd..................................    600     22,758
    Nakanishi, Inc.......................................  3,000     51,563
    Nakano Corp..........................................  1,900      8,590
    Namura Shipbuilding Co., Ltd.........................  9,800     40,840
    Nankai Electric Railway Co., Ltd.....................  7,800    208,883
    Nanto Bank, Ltd. (The)...............................  1,800     36,758
    Natori Co., Ltd......................................    500      7,287
    NEC Capital Solutions, Ltd...........................  3,600     53,313
    NEC Corp............................................. 24,900    836,764
    NEC Networks & System Integration Corp...............  4,300     94,978
    NET One Systems Co., Ltd.............................  9,300    194,911
    Neturen Co., Ltd.....................................  8,400     66,563
*   Nexon Co., Ltd....................................... 34,200    520,301
#   Nextage Co., Ltd.....................................  3,400     37,804
    NGK Insulators, Ltd.................................. 18,900    290,651
    NGK Spark Plug Co., Ltd..............................  5,300    114,193
    NHK Spring Co., Ltd.................................. 38,200    354,398
    Nichia Steel Works, Ltd..............................  1,000      2,523
    Nichias Corp.........................................  6,100    105,776
    Nichiban Co., Ltd....................................  1,500     27,292
    Nichiden Corp........................................  2,900     41,754
    Nichiha Corp.........................................  2,800     71,766
    NichiiGakkan Co., Ltd................................  7,800     69,230
    Nichi-iko Pharmaceutical Co., Ltd....................  8,800    132,904
    Nichirei Corp........................................ 15,300    414,864
    Nichireki Co., Ltd...................................  3,000     26,570
    Nichirin Co., Ltd....................................  1,430     25,183
    Nidec Corp........................................... 10,300  1,238,658
    Nidec Corp., Sponsored ADR...........................  5,300    159,159
    Nifco, Inc........................................... 26,100    635,251
    Nihon Chouzai Co., Ltd...............................  1,600     49,326
    Nihon Eslead Corp....................................    800     11,150
    Nihon Flush Co., Ltd.................................    900     15,296
    Nihon House Holdings Co., Ltd........................  4,300     16,848
    Nihon Kohden Corp....................................  8,000    252,048
    Nihon M&A Center, Inc................................ 19,000    476,306
#   Nihon Nohyaku Co., Ltd...............................  9,400     42,640
    Nihon Parkerizing Co., Ltd...........................  7,800     92,297
    Nihon Plast Co., Ltd.................................  1,900     13,399

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Nihon Tokushu Toryo Co., Ltd.........................   1,500 $   18,124
    Nihon Unisys, Ltd....................................  10,600    253,382
    Nihon Yamamura Glass Co., Ltd........................     300      4,067
    Nikkiso Co., Ltd.....................................   5,500     51,111
    Nikkon Holdings Co., Ltd.............................   5,100    128,440
    Nikon Corp...........................................  26,200    447,979
    Nintendo Co., Ltd....................................   5,300  1,607,426
    Nippo Corp...........................................   4,900     93,536
    Nippon Air Conditioning Services Co., Ltd............   2,400     14,122
    Nippon Beet Sugar Manufacturing Co., Ltd.............   1,800     28,612
#   Nippon Carbon Co., Ltd...............................     800     31,804
    Nippon Commercial Development Co., Ltd...............   1,500     20,895
    Nippon Concrete Industries Co., Ltd..................     700      1,673
    Nippon Densetsu Kogyo Co., Ltd.......................   4,000     87,666
    Nippon Express Co., Ltd..............................   9,300    588,514
    Nippon Flour Mills Co., Ltd..........................   4,100     68,787
    Nippon Gas Co., Ltd..................................   7,700    283,271
    Nippon Hume Corp.....................................   3,300     23,423
    Nippon Kanzai Co., Ltd...............................   1,300     22,430
    Nippon Kayaku Co., Ltd...............................  21,000    264,424
#   Nippon Kodoshi Corp..................................     800     12,075
    Nippon Koei Co., Ltd.................................   2,400     56,265
    Nippon Light Metal Holdings Co., Ltd................. 142,000    315,098
#   Nippon Paint Holdings Co., Ltd.......................  15,500    520,190
    Nippon Paper Industries Co., Ltd.....................   6,000    117,649
    Nippon Parking Development Co., Ltd..................  29,200     42,167
    Nippon Pillar Packing Co., Ltd.......................     800      9,774
    Nippon Piston Ring Co., Ltd..........................     900     14,512
    Nippon Road Co., Ltd. (The)..........................   1,000     58,128
    Nippon Seiki Co., Ltd................................   3,500     64,946
    Nippon Seisen Co., Ltd...............................     500     14,825
#*  Nippon Sharyo, Ltd...................................   2,200     49,603
    Nippon Shinyaku Co., Ltd.............................     800     50,840
    Nippon Shokubai Co., Ltd.............................   2,700    178,969
    Nippon Signal Co., Ltd...............................   9,800     85,317
    Nippon Soda Co., Ltd.................................   3,700     93,746
    Nippon Steel & Sumikin Bussan Corp...................   2,700    112,916
    Nippon Suisan Kaisha, Ltd............................  66,200    408,904
    Nippon Systemware Co., Ltd...........................   1,000     16,531
    Nippon Telegraph & Telephone Corp....................  27,500  1,182,175
    Nippon Thompson Co., Ltd.............................  12,600     65,552
    Nippon Yakin Kogyo Co., Ltd..........................   6,200     14,524
    Nipro Corp...........................................  31,300    420,048
    Nishimatsu Construction Co., Ltd.....................   7,500    174,851
#   Nishimatsuya Chain Co., Ltd..........................   4,600     37,924
    Nishi-Nippon Financial Holdings, Inc.................   5,700     51,410
    Nishi-Nippon Railroad Co., Ltd.......................   4,700    120,083
    Nishio Rent All Co., Ltd.............................   4,200    131,876
    Nissan Chemical Corp.................................  10,800    574,225
    Nissan Motor Co., Ltd................................ 216,300  1,847,201
    Nissan Shatai Co., Ltd...............................   9,500     86,871
    Nissan Tokyo Sales Holdings Co., Ltd.................   5,300     14,757
#   Nissei ASB Machine Co., Ltd..........................   1,400     49,704
    Nissei Plastic Industrial Co., Ltd...................   1,200      9,894
#   Nissha Co., Ltd......................................   1,500     19,680
    Nisshin Fudosan Co...................................   3,300     13,270
    Nisshin Oillio Group, Ltd. (The).....................   3,000     85,983
    Nisshin Seifun Group, Inc............................   5,480    110,586
    Nisshinbo Holdings, Inc..............................  15,204    132,641

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
#   Nissin Electric Co., Ltd.............................   6,000 $   52,533
    Nissin Foods Holdings Co., Ltd.......................   1,300     82,761
    Nissin Kogyo Co., Ltd................................   5,300     72,184
    Nissin Sugar Co., Ltd................................   2,000     37,252
    Nissui Pharmaceutical Co., Ltd.......................   3,800     40,925
    Nitori Holdings Co., Ltd.............................   3,200    416,703
    Nitta Corp...........................................   1,300     42,623
    Nittetsu Mining Co., Ltd.............................     200      8,266
    Nitto Boseki Co., Ltd................................   2,500     44,010
    Nitto Denko Corp.....................................  26,000  1,470,696
    Nitto Fuji Flour Milling Co., Ltd....................     300     15,290
    Nitto Kogyo Corp.....................................   3,300     59,635
    Nitto Kohki Co., Ltd.................................   1,400     27,048
    Nitto Seiko Co., Ltd.................................   2,100      9,776
#   Nittoc Construction Co., Ltd.........................   1,700      9,811
    Nittoku Engineering Co., Ltd.........................     900     21,430
    NJS Co., Ltd.........................................     700      9,439
    Noda Corp............................................   1,400      8,723
    Noevir Holdings Co., Ltd.............................   2,900    124,165
    NOF Corp.............................................  10,200    336,279
    Nohmi Bosai, Ltd.....................................   3,000     50,630
    Nojima Corp..........................................   6,100    120,424
    Nomura Co., Ltd......................................   4,800    130,733
    Nomura Holdings, Inc................................. 171,700    670,458
#   Nomura Holdings, Inc., Sponsored ADR.................  33,606    126,359
    Nomura Real Estate Holdings, Inc.....................  19,500    378,721
    Nomura Research Institute, Ltd.......................   6,922    283,262
    Noritake Co., Ltd....................................   1,700     80,742
    Noritsu Koki Co., Ltd................................   2,200     35,142
    Noritz Corp..........................................   4,500     62,628
    NS Solutions Corp....................................   3,400     89,555
    NS Tool Co., Ltd.....................................     900     20,715
    NSD Co., Ltd.........................................   2,900     61,598
    NSK, Ltd.............................................  27,600    269,204
    NTN Corp............................................. 106,000    348,329
    NTT Data Corp........................................  36,100    430,355
    NTT DOCOMO, Inc......................................  81,300  1,953,378
    NuFlare Technology, Inc..............................     600     28,867
    Obara Group, Inc.....................................   1,800     58,967
    Obayashi Corp........................................  92,000    875,405
    OBIC Business Consultants Co., Ltd...................     600     22,182
    Obic Co., Ltd........................................   2,300    217,967
    Odakyu Electric Railway Co., Ltd.....................  16,700    375,268
    Odelic Co., Ltd......................................     400     14,148
    Oenon Holdings, Inc..................................  11,900     38,269
    Ogaki Kyoritsu Bank, Ltd. (The)......................   3,800     79,135
    Ohashi Technica, Inc.................................   1,000     11,636
    Ohsho Food Service Corp..............................     600     40,254
    Oiles Corp...........................................   3,100     51,825
    Oita Bank, Ltd. (The)................................   1,400     42,876
    Oji Holdings Corp....................................  72,000    416,922
    Okabe Co., Ltd.......................................   6,900     54,301
#   Okamoto Industries, Inc..............................   1,200     61,654
    Okamoto Machine Tool Works, Ltd......................     400      8,369
    Okamura Corp.........................................   8,000    103,140
    Okasan Securities Group, Inc.........................  16,100     70,744
    Oki Electric Industry Co., Ltd.......................  15,500    200,201
    Okinawa Cellular Telephone Co........................   2,300     81,550
    OKK Corp.............................................     800      5,918

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    OKUMA Corp...........................................   3,300 $  170,679
    Okumura Corp.........................................   3,600    113,759
    Okura Industrial Co., Ltd............................     400      6,504
    Okuwa Co., Ltd.......................................   5,700     53,460
    Olympic Group Corp...................................   2,900     17,777
    Olympus Corp.........................................  22,600    927,075
    Omron Corp...........................................  15,200    624,237
    Ono Pharmaceutical Co., Ltd..........................   6,200    135,446
    Onoken Co., Ltd......................................   1,900     28,732
    Onward Holdings Co., Ltd.............................  15,000     87,696
    Ootoya Holdings Co., Ltd.............................     700     14,406
*   Open Door, Inc.......................................     700     18,184
    Open House Co., Ltd..................................   9,200    385,221
#   Optex Group Co., Ltd.................................   1,600     28,126
    Oracle Corp..........................................   3,300    240,435
    Organo Corp..........................................   1,200     28,170
    Orient Corp..........................................  54,900     64,647
    Oriental Land Co., Ltd...............................   8,000    820,271
    Origin Electric Co., Ltd.............................     400      6,306
    Osaka Gas Co., Ltd...................................  14,600    289,057
    Osaka Organic Chemical Industry, Ltd.................   1,300     13,477
    Osaka Soda Co., Ltd..................................   1,500     34,352
    Osaki Electric Co., Ltd..............................   9,400     62,397
    OSG Corp.............................................  11,700    239,464
    OSJB Holdings Corp...................................  19,200     53,557
    Otsuka Corp..........................................   8,700    281,602
    Otsuka Holdings Co., Ltd.............................   1,100     45,117
#*  Otsuka Kagu, Ltd.....................................     300      1,080
    OUG Holdings, Inc....................................     500     11,246
#   Outsourcing, Inc.....................................  19,000    218,132
    Oyo Corp.............................................   4,300     45,351
    Pacific Industrial Co., Ltd..........................   3,600     50,963
    Pack Corp. (The).....................................   1,800     47,649
    PAL GROUP Holdings Co., Ltd..........................   1,700     46,843
    PALTAC Corp..........................................   2,400    115,660
    Panasonic Corp....................................... 142,200  1,392,454
    Panasonic Corp., Sponsored ADR.......................  24,160    238,218
    Paraca, Inc..........................................     900     13,549
    Paramount Bed Holdings Co., Ltd......................   1,800     75,472
    Parco Co., Ltd.......................................   3,300     31,413
    Paris Miki Holdings, Inc.............................   2,800     10,313
#   Park24 Co., Ltd......................................  11,300    269,649
    Pasona Group, Inc....................................   4,900     62,098
    PC Depot Corp........................................   4,020     16,339
    Pegasus Sewing Machine Manufacturing Co., Ltd........   2,600     16,641
    Penta-Ocean Construction Co., Ltd....................  58,100    341,076
    Pepper Food Service Co., Ltd.........................     600     14,193
#*  PeptiDream, Inc......................................   4,500    192,219
    Persol Holdings Co., Ltd.............................  18,600    331,188
    PIA Corp.............................................     700     22,362
    Pickles Corp.........................................   1,200     21,675
#   Pigeon Corp..........................................  12,100    474,409
    Pilot Corp...........................................   3,400    165,964
    Piolax, Inc..........................................   2,400     49,002
*   Pioneer Corp.........................................  44,000     26,311
#   Plenus Co., Ltd......................................   1,100     18,575
    Pola Orbis Holdings, Inc.............................   8,800    263,205
    Poletowin Pitcrew Holdings, Inc......................   3,200     25,614
    Press Kogyo Co., Ltd.................................  10,500     57,001

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Pressance Corp.......................................  12,300 $  167,511
    Prestige International, Inc..........................   4,600     54,892
    Pronexus, Inc........................................   1,800     16,424
#   Prospect Co., Ltd....................................  33,000      8,827
    Proto Corp...........................................   1,100     15,339
    PS Mitsubishi Construction Co., Ltd..................   4,900     26,021
    Punch Industry Co., Ltd..............................   2,000     10,450
    Qol Holdings Co., Ltd................................   4,500     70,306
    Quick Co., Ltd.......................................     800     10,304
    Raito Kogyo Co., Ltd.................................   5,500     67,227
    Rakus Co., Ltd.......................................     800     14,182
*   Rakuten, Inc......................................... 175,700  1,326,497
    Rasa Industries, Ltd.................................     600      7,506
    Raysum Co., Ltd......................................   1,900     19,185
    Recruit Holdings Co., Ltd............................ 105,500  2,831,674
    Relia, Inc...........................................   5,500     47,973
    Relo Group, Inc......................................  14,100    372,157
    Renaissance, Inc.....................................     700     12,671
    Rengo Co., Ltd.......................................  44,200    386,916
#*  Renown, Inc..........................................   2,100      1,911
    Resona Holdings, Inc.................................  11,300     57,094
    Retail Partners Co., Ltd.............................     900      9,258
    Rheon Automatic Machinery Co., Ltd...................   1,500     18,974
    Rhythm Watch Co., Ltd................................     900     14,071
    Ricoh Co., Ltd.......................................  29,400    313,195
    Ricoh Leasing Co., Ltd...............................   4,500    137,739
    Right On Co., Ltd....................................   2,600     19,630
    Riken Keiki Co., Ltd.................................   2,700     49,250
    Riken Technos Corp...................................   2,100      8,898
    Rinnai Corp..........................................   1,300     86,074
    Rion Co., Ltd........................................     700     10,984
    Riso Kagaku Corp.....................................   5,000     75,575
    Riso Kyoiku Co., Ltd.................................   8,700     35,599
    Rock Field Co., Ltd..................................   1,200     16,496
    Rohto Pharmaceutical Co., Ltd........................   6,500    175,259
    Rokko Butter Co., Ltd................................   1,000     18,191
    Roland DG Corp.......................................   2,300     44,804
    Rorze Corp...........................................   1,000     15,028
    Round One Corp.......................................   7,900     89,884
    RS Technologies Co., Ltd.............................     600     15,240
    Ryobi, Ltd...........................................   3,100     79,770
    Ryoden Corp..........................................   1,900     23,829
    Ryohin Keikaku Co., Ltd..............................   2,400    572,014
    Ryosan Co., Ltd......................................   2,700     75,568
    Ryoyo Electro Corp...................................   5,400     73,831
    S Foods, Inc.........................................   1,100     39,926
    Sac's Bar Holdings, Inc..............................   1,600     16,071
#   Sagami Rubber Industries Co., Ltd....................   2,000     33,623
    Saizeriya Co., Ltd...................................   1,800     34,203
    Sakai Chemical Industry Co., Ltd.....................   3,600     75,375
    Sakai Heavy Industries, Ltd..........................     400      8,634
    Sakai Moving Service Co., Ltd........................     900     49,132
    Sakai Ovex Co., Ltd..................................     700     12,485
    Sakata INX Corp......................................   7,000     76,463
    Sakura Internet, Inc.................................   3,000     13,161
    Sala Corp............................................   1,800      9,284
#   SAMTY Co., Ltd.......................................   1,600     22,453
    San Holdings, Inc....................................     500     10,866
    San ju San Financial Group, Inc......................   1,510     22,549

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    San-A Co., Ltd.......................................  2,200 $   87,503
    San-Ai Oil Co., Ltd.................................. 16,600    145,840
#*  SanBio Co., Ltd......................................    500     33,328
*   Sanden Holdings Corp.................................  2,700     20,219
    Sanei Architecture Planning Co., Ltd.................  1,100     16,664
    Sangetsu Corp........................................  4,500     82,196
    San-In Godo Bank, Ltd. (The)......................... 11,700     84,910
    Sanken Electric Co., Ltd.............................  3,399     71,166
    Sanki Engineering Co., Ltd...........................  8,700     90,806
    Sankyo Co., Ltd......................................  5,800    224,785
    Sankyo Frontier Co., Ltd.............................  1,000     34,912
    Sankyo Seiko Co., Ltd................................  3,200     11,757
    Sankyo Tateyama, Inc.................................  3,400     42,125
    Sankyu, Inc..........................................  5,800    282,724
    Sanoh Industrial Co., Ltd............................  2,800     15,286
    Sansei Technologies, Inc.............................  1,300     21,392
    Sansha Electric Manufacturing Co., Ltd...............  1,000      8,631
    Sanshin Electronics Co., Ltd.........................  2,400     37,104
    Santen Pharmaceutical Co., Ltd....................... 17,300    239,301
    Sanwa Holdings Corp.................................. 48,700    559,588
    Sanyo Chemical Industries, Ltd.......................  2,800    134,345
    Sanyo Denki Co., Ltd.................................  2,200     83,482
    Sanyo Electric Railway Co., Ltd......................  1,400     26,620
    Sanyo Housing Nagoya Co., Ltd........................  1,800     15,192
    Sanyo Shokai, Ltd....................................  2,800     45,246
    Sanyo Trading Co., Ltd...............................    700     11,497
#   Sapporo Holdings, Ltd................................ 12,100    276,310
    Sato Holdings Corp...................................  6,900    163,317
    Sato Shoji Corp......................................  1,000      8,352
    Satori Electric Co., Ltd.............................    900      7,428
    Sawada Holdings Co., Ltd.............................  1,300     12,928
    Sawai Pharmaceutical Co., Ltd........................  2,600    133,983
    Saxa Holdings, Inc...................................  1,300     20,758
    SBI Holdings, Inc.................................... 35,300    754,071
    SBS Holdings, Inc....................................  2,200     32,232
#   Scala, Inc...........................................  2,600     17,890
    SCREEN Holdings Co., Ltd.............................  8,200    351,355
    Scroll Corp..........................................  2,500      9,766
    SCSK Corp............................................  4,643    187,876
    SEC Carbon, Ltd......................................    200     18,836
    Secom Co., Ltd....................................... 12,400  1,038,152
    Seed Co., Ltd........................................  2,100     25,031
    Sega Sammy Holdings, Inc.............................  9,000    126,838
    Seibu Holdings, Inc.................................. 13,500    234,534
    Seika Corp...........................................  1,000     13,406
    Seikagaku Corp.......................................  3,800     43,133
*   Seikitokyu Kogyo Co., Ltd............................  2,600     14,629
    Seiko Epson Corp..................................... 20,900    325,308
    Seiko Holdings Corp..................................  3,800     80,022
    Seino Holdings Co., Ltd.............................. 13,900    192,165
    Seiren Co., Ltd......................................  4,800     80,163
#   Sekisui House, Ltd................................... 59,500    889,251
    Sekisui Jushi Corp...................................  4,000     75,350
    Sekisui Plastics Co., Ltd............................  6,100     51,508
    Senko Group Holdings Co., Ltd........................ 20,220    164,710
    Senshu Electric Co., Ltd.............................  1,100     25,519
    Senshu Ikeda Holdings, Inc........................... 22,300     61,157
#*  Senshukai Co., Ltd...................................  5,500     12,659
    Seria Co., Ltd.......................................  4,500    139,036

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Seven & I Holdings Co., Ltd..........................  47,400 $2,063,937
    Seven Bank, Ltd...................................... 149,000    443,845
    SFP Holdings Co., Ltd................................     900     13,290
    Sharp Corp...........................................  11,000    117,113
    Shibaura Electronics Co., Ltd........................     800     27,741
    Shibaura Mechatronics Corp...........................     500     16,011
    Shibusawa Warehouse Co., Ltd. (The)..................     900     12,506
    Shibuya Corp.........................................   2,100     69,905
#*  SHIFT, Inc...........................................     500     22,076
    Shiga Bank, Ltd. (The)...............................   3,700     86,123
    Shikoku Bank, Ltd. (The).............................   2,400     23,157
    Shikoku Chemicals Corp...............................   5,700     62,850
    Shima Seiki Manufacturing, Ltd.......................   3,100    101,234
    Shimachu Co., Ltd....................................   3,700    106,026
    Shimadzu Corp........................................  12,000    275,970
    Shimamura Co., Ltd...................................   1,900    164,532
    Shimano, Inc.........................................   2,400    336,759
    Shimizu Bank, Ltd. (The).............................   1,200     17,126
    Shimizu Corp.........................................  54,100    460,402
    Shin Nippon Air Technologies Co., Ltd................   1,200     18,664
*   Shin Nippon Biomedical Laboratories, Ltd.............   2,100     13,960
    Shinagawa Refractories Co., Ltd......................     400     13,417
    Shindengen Electric Manufacturing Co., Ltd...........   1,000     39,715
    Shin-Etsu Chemical Co., Ltd..........................   8,500    716,691
    Shin-Etsu Polymer Co., Ltd...........................  12,800     96,474
*   Shinkawa, Ltd........................................     400      1,464
    Shinko Electric Industries Co., Ltd..................   8,000     55,161
    Shinko Plantech Co., Ltd.............................  11,000    116,607
    Shinko Shoji Co., Ltd................................   2,100     32,516
    Shinmaywa Industries, Ltd............................  10,200    137,777
    Shinnihon Corp.......................................   5,000     46,084
#   Shinoken Group Co., Ltd..............................   2,800     21,140
    Shinsei Bank, Ltd....................................  13,600    184,133
    Shinsho Corp.........................................     800     18,219
#   Shinwa Co., Ltd......................................     600     11,460
    Shionogi & Co., Ltd..................................  11,500    709,293
    Ship Healthcare Holdings, Inc........................   6,900    260,969
    Shiseido Co., Ltd....................................  38,300  2,278,341
    Shizuoka Bank, Ltd. (The)............................  14,000    117,142
    Shizuoka Gas Co., Ltd................................  12,200     98,852
    SHO-BOND Holdings Co., Ltd...........................     400     28,265
    Shoei Co., Ltd.......................................   1,200     41,467
    Shoei Foods Corp.....................................   1,500     36,277
    Shofu, Inc...........................................   2,000     19,940
    Showa Corp...........................................   5,800     74,786
    Showa Denko K.K......................................  14,700    493,737
    Showa Sangyo Co., Ltd................................   1,800     47,298
    Showa Shell Sekiyu K.K...............................  28,400    423,138
    SIGMAXYZ, Inc........................................   1,100      8,453
    Sinanen Holdings Co., Ltd............................   1,400     28,467
    Sinfonia Technology Co., Ltd.........................   3,400     42,479
    Sinko Industries, Ltd................................   2,300     29,349
    Sintokogio, Ltd......................................   8,900     75,329
    SK-Electronics Co., Ltd..............................   1,200     19,669
    SKY Perfect JSAT Holdings, Inc.......................  27,200    119,796
    Skylark Holdings Co., Ltd............................  19,100    318,201
    SMC Corp.............................................   1,500    495,071
    SMK Corp.............................................     400      9,296
    SMS Co., Ltd.........................................  10,400    171,555

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    SNT Corp.............................................   2,900 $    8,866
    Sodick Co., Ltd......................................  10,800     81,940
    Soft99 Corp..........................................   1,100      9,199
    SoftBank Group Corp..................................  67,884  5,346,829
    Softbank Technology Corp.............................   1,200     22,612
    Softcreate Holdings Corp.............................     700      8,534
    Software Service, Inc................................     400     32,333
    Sogo Medical Holdings Co., Ltd.......................   3,100     52,558
    Sohgo Security Services Co., Ltd.....................   5,100    222,613
    Solasto Corp.........................................   6,400     60,418
#   SoldOut, Inc.........................................     800     28,614
    Sompo Holdings, Inc..................................  11,500    433,598
    Sony Corp............................................  72,200  3,617,720
    Sony Financial Holdings, Inc.........................   5,400    102,756
    Sotetsu Holdings, Inc................................   5,200    155,691
#   Sourcenext Corp......................................   6,200     30,441
    Space Co., Ltd.......................................     700      7,965
    Space Value Holdings Co., Ltd........................   3,000     25,958
#   Sparx Group Co., Ltd.................................  15,000     25,651
    SPK Corp.............................................     200      4,223
#   S-Pool, Inc..........................................   1,500     22,721
    Square Enix Holdings Co., Ltd........................   8,200    272,112
    SRA Holdings.........................................     800     19,225
    Srg Takamiya Co., Ltd................................   3,400     21,047
    SRS Holdings Co., Ltd................................   2,600     23,179
    St Marc Holdings Co., Ltd............................   1,700     38,673
    Star Mica Co., Ltd...................................     700      9,301
#   Star Micronics Co., Ltd..............................   5,800     85,198
    Starts Corp., Inc....................................   6,900    154,855
    St-Care Holding Corp.................................   1,700      8,043
    Stella Chemifa Corp..................................   1,700     45,014
    Step Co., Ltd........................................   1,000     11,564
    Strike Co., Ltd......................................     600     11,160
    Studio Alice Co., Ltd................................   1,400     31,299
    Subaru Corp..........................................  45,200  1,061,389
    Sugi Holdings Co., Ltd...............................   2,600    107,947
    Sugimoto & Co., Ltd..................................     600      9,687
#   Sumida Corp..........................................   3,400     38,186
    Suminoe Textile Co., Ltd.............................     500     11,081
    Sumitomo Bakelite Co., Ltd...........................   4,700    175,243
    Sumitomo Chemical Co., Ltd........................... 226,231  1,180,153
    Sumitomo Dainippon Pharma Co., Ltd...................  10,700    251,920
    Sumitomo Densetsu Co., Ltd...........................   3,300     54,070
    Sumitomo Electric Industries, Ltd....................  34,600    492,993
    Sumitomo Forestry Co., Ltd...........................  26,900    350,858
    Sumitomo Heavy Industries, Ltd.......................  23,600    800,586
    Sumitomo Metal Mining Co., Ltd.......................   9,800    283,444
    Sumitomo Mitsui Construction Co., Ltd................  41,400    264,378
    Sumitomo Mitsui Financial Group, Inc.................  47,900  1,781,974
    Sumitomo Mitsui Trust Holdings, Inc..................  10,700    405,309
    Sumitomo Precision Products Co., Ltd.................     300      8,066
    Sumitomo Realty & Development Co., Ltd...............  16,000    611,038
    Sumitomo Riko Co., Ltd...............................   4,100     36,767
    Sumitomo Rubber Industries, Ltd......................   1,003     13,945
    Sumitomo Seika Chemicals Co., Ltd....................   2,000     79,308
    Sumitomo Warehouse Co., Ltd. (The)...................   5,300     68,183
    Sun Frontier Fudousan Co., Ltd.......................   7,200     79,194
    Suncall Corp.........................................   2,600     15,050
    Sundrug Co., Ltd.....................................   5,000    160,011

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Suntory Beverage & Food, Ltd.........................  7,700 $  340,930
    Sun-Wa Technos Corp..................................  1,100      9,339
    Suruga Bank, Ltd..................................... 10,500     45,061
    Sushiro Global Holdings, Ltd.........................  1,500     87,844
    Suzuken Co., Ltd.....................................  2,990    156,992
#   Suzuki Co., Ltd......................................    700      4,260
    Suzuki Motor Corp.................................... 19,600  1,023,523
    SWCC Showa Holdings Co., Ltd.........................  2,900     16,830
    Sysmex Corp.......................................... 16,700    930,971
    Systena Corp......................................... 10,000    110,581
    Syuppin Co., Ltd.....................................  1,800     11,462
    T Hasegawa Co., Ltd..................................  5,200     76,901
    T RAD Co., Ltd.......................................    800     16,801
    T&D Holdings, Inc.................................... 20,700    256,971
    T&K Toka Co., Ltd....................................  1,000      8,931
    Tachibana Eletech Co., Ltd...........................  1,800     25,883
    Tachikawa Corp.......................................  1,000      8,922
    Tachi-S Co., Ltd.....................................  3,600     49,466
    Tadano, Ltd.......................................... 12,100    137,933
    Taihei Dengyo Kaisha, Ltd............................  3,400     75,913
    Taiho Kogyo Co., Ltd.................................  1,600     14,387
    Taikisha, Ltd........................................  4,400    117,005
    Taiko Bank, Ltd. (The)...............................    700     10,722
    Taisei Corp.......................................... 25,300  1,191,184
    Taisho Pharmaceutical Holdings Co., Ltd..............    700     71,098
    Taiyo Holdings Co., Ltd..............................  3,100     94,384
    Taiyo Nippon Sanso Corp..............................  5,800     91,916
    Takamatsu Construction Group Co., Ltd................  1,400     36,100
    Takano Co., Ltd......................................    200      1,493
    Takaoka Toko Co., Ltd................................  1,400     19,046
    Takara Bio, Inc......................................  1,100     24,958
    Takara Holdings, Inc.................................  7,900     90,500
    Takara Standard Co., Ltd.............................  5,100     73,131
    Takasago International Corp..........................  2,700     83,510
    Takasago Thermal Engineering Co., Ltd................  4,100     64,659
    Takashimaya Co., Ltd................................. 11,800    160,360
    Take And Give Needs Co., Ltd.........................  1,500     25,383
    TAKEBISHI Corp.......................................  1,000     12,831
*   Takeda Pharmaceutical Co, Ltd., Sponsored ADR........  6,660    133,000
    Takeda Pharmaceutical Co., Ltd....................... 48,530  1,959,313
    Takeei Corp..........................................  3,000     19,719
    Takeuchi Manufacturing Co., Ltd......................  6,800    123,880
#   Takihyo Co., Ltd.....................................    500      8,060
    Takisawa Machine Tool Co., Ltd.......................  1,100     15,365
    Takuma Co., Ltd......................................  3,800     48,164
#   Tama Home Co., Ltd...................................  2,100     23,885
    Tamron Co., Ltd......................................  1,000     15,805
    Tamura Corp..........................................  4,000     22,208
    Tanseisha Co., Ltd...................................  3,700     39,405
#   Tateru, Inc..........................................  4,000     11,314
    Tatsuta Electric Wire and Cable Co., Ltd............. 10,400     48,049
    Tayca Corp...........................................  2,000     32,468
    Tbk Co., Ltd.........................................  3,900     14,328
    TDC Soft, Inc........................................  1,200      8,809
    TechMatrix Corp......................................  1,500     25,311
    TechnoPro Holdings, Inc..............................  6,700    352,089
    Tecnos Japan, Inc....................................  1,300      9,351
    Teijin, Ltd.......................................... 57,800    998,950
    Teikoku Electric Manufacturing Co., Ltd..............  1,000     11,073

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Teikoku Sen-I Co., Ltd...............................  1,100 $   22,356
    Teikoku Tsushin Kogyo Co., Ltd.......................    900      9,787
    Tekken Corp..........................................  2,900     70,184
    Tenma Corp...........................................  2,800     42,651
#   Tenpos Holdings Co., Ltd.............................    900     17,173
    Terumo Corp..........................................  7,800    445,318
    T-Gaia Corp..........................................  2,700     52,663
    THK Co., Ltd......................................... 10,300    246,075
    Tigers Polymer Corp..................................  1,800      9,549
    TIS, Inc.............................................  9,800    441,142
    TKC Corp.............................................  1,500     52,870
    Toa Corp.............................................  2,800     24,507
    Toa Corp.............................................  4,400     55,687
    Toa Oil Co., Ltd.....................................    300      4,549
    TOA ROAD Corp........................................    300      8,320
    Toagosei Co., Ltd.................................... 13,900    161,903
    Tobishima Corp.......................................  1,930     25,584
    Tobu Railway Co., Ltd................................ 10,300    290,896
    TOC Co., Ltd.........................................  8,800     66,533
    Tocalo Co., Ltd...................................... 12,700    108,484
    Toda Corp............................................ 22,000    140,686
    Toei Animation Co., Ltd..............................  1,200     51,982
    Toei Co., Ltd........................................    800     98,449
    Toenec Corp..........................................  2,200     63,012
    Toho Bank, Ltd. (The)................................ 13,900     40,016
    Toho Co., Ltd........................................  3,200    116,733
#   Toho Co., Ltd........................................    800     15,188
    Toho Gas Co., Ltd.................................... 12,600    541,200
#   Toho Holdings Co., Ltd...............................  8,100    198,412
    Toho Titanium Co., Ltd...............................  4,300     39,314
    Toho Zinc Co., Ltd...................................  2,300     76,108
#   Tohoku Bank, Ltd. (The)..............................  1,300     12,675
    Tohokushinsha Film Corp..............................  2,900     16,636
    Tohto Suisan Co., Ltd................................    700     14,905
#   Tokai Carbon Co., Ltd................................ 23,100    317,121
    Tokai Corp...........................................  2,300     59,803
    TOKAI Holdings Corp.................................. 11,200     89,602
    Tokai Rika Co., Ltd..................................  6,800    120,988
    Tokai Tokyo Financial Holdings, Inc.................. 16,600     73,160
    Token Corp...........................................  2,320    136,756
    Tokio Marine Holdings, Inc........................... 16,900    827,520
    Tokushu Tokai Paper Co., Ltd.........................  1,300     45,834
#*  Tokyo Base Co., Ltd..................................  3,100     24,001
    Tokyo Broadcasting System Holdings, Inc..............  4,700     81,578
    Tokyo Century Corp................................... 10,600    496,280
#   Tokyo Dome Corp...................................... 11,200     94,027
    Tokyo Electron Device, Ltd...........................  1,100     17,864
    Tokyo Electron, Ltd..................................  9,100  1,328,788
    Tokyo Energy & Systems, Inc..........................  3,500     30,340
    Tokyo Gas Co., Ltd................................... 33,900    891,408
    Tokyo Individualized Educational Institute, Inc......  1,300     15,984
    Tokyo Keiki, Inc.....................................  1,000      8,415
    Tokyo Kiraboshi Financial Group, Inc.................  2,785     39,329
    Tokyo Ohka Kogyo Co., Ltd............................  6,600    185,583
    Tokyo Rope Manufacturing Co., Ltd....................  3,300     29,466
    Tokyo Sangyo Co., Ltd................................  2,400     11,574
    Tokyo Seimitsu Co., Ltd..............................  5,600    163,999
    Tokyo Tatemono Co., Ltd.............................. 32,800    398,841
    Tokyo Theatres Co., Inc..............................  1,000     11,268

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Tokyotokeiba Co., Ltd................................   1,600 $   43,568
    Tokyu Construction Co., Ltd..........................  17,000    158,269
    Tokyu Corp...........................................  22,183    379,644
    Tokyu Fudosan Holdings Corp..........................  83,400    454,367
    Tokyu Recreation Co., Ltd............................     300     13,310
    Toli Corp............................................   4,700     10,605
    Tomato Bank, Ltd.....................................   1,400     13,453
    Tomoe Corp...........................................   3,500     12,360
    Tomoku Co., Ltd......................................     600      8,821
    TOMONY Holdings, Inc.................................  14,500     53,644
    Tomy Co., Ltd........................................  16,300    172,639
    Tonami Holdings Co., Ltd.............................     700     36,560
    Topcon Corp..........................................  21,100    284,546
    Toppan Forms Co., Ltd................................   8,800     73,788
    Toppan Printing Co., Ltd.............................   8,000    131,112
    Topre Corp...........................................   3,700     81,010
    Topy Industries, Ltd.................................   3,300     70,872
    Toray Industries, Inc................................  96,607    715,964
    Torex Semiconductor, Ltd.............................     900     10,537
    Toridoll Holdings Corp...............................   2,500     45,644
    Torigoe Co., Ltd. (The)..............................   3,600     25,812
#   Torikizoku Co., Ltd..................................   1,000     16,198
    Torishima Pump Manufacturing Co., Ltd................   2,400     20,139
    Tosei Corp...........................................   8,400     78,878
    Toshiba Corp.........................................   2,000     63,333
    Toshiba Machine Co., Ltd.............................   4,700     94,554
    Toshiba Plant Systems & Services Corp................   2,800     52,667
    Toshiba TEC Corp.....................................   5,200    124,855
    Tosho Co., Ltd.......................................     600     18,343
    Tosho Printing Co., Ltd..............................   4,800     41,971
#   Totech Corp..........................................     500     10,053
    Totetsu Kogyo Co., Ltd...............................   2,800     75,456
    TOTO, Ltd............................................  10,800    419,411
    Tottori Bank, Ltd. (The).............................     600      7,375
#   Tow Co., Ltd.........................................   2,900     19,005
    Towa Bank, Ltd. (The)................................   1,500      9,851
    Towa Corp............................................   2,800     17,812
    Towa Pharmaceutical Co., Ltd.........................   1,700    119,460
    Toyo Construction Co., Ltd...........................  14,800     56,574
    Toyo Corp............................................   4,000     29,565
#   Toyo Denki Seizo K.K.................................     200      2,439
*   Toyo Engineering Corp................................   3,500     22,735
    Toyo Ink SC Holdings Co., Ltd........................   9,000    203,969
    Toyo Kanetsu K.K.....................................   2,700     57,478
    Toyo Machinery & Metal Co., Ltd......................   1,800      9,595
    Toyo Securities Co., Ltd.............................   9,000     14,136
    Toyo Seikan Group Holdings, Ltd......................   9,900    222,843
    Toyo Suisan Kaisha, Ltd..............................   3,700    133,193
    Toyo Tanso Co., Ltd..................................   2,100     44,727
    Toyo Wharf & Warehouse Co., Ltd......................     900     11,692
    Toyobo Co., Ltd......................................  22,223    329,748
    Toyoda Gosei Co., Ltd................................   2,300     50,321
    Toyota Boshoku Corp..................................  13,900    226,238
    Toyota Industries Corp...............................   2,800    138,715
    Toyota Motor Corp., Sponsored ADR....................  20,088  2,474,239
    Toyota Motor Corp.................................... 130,319  8,021,146
    TPR Co., Ltd.........................................   5,100    108,967
    Trancom Co., Ltd.....................................   1,600     98,412
#   Transaction Co., Ltd.................................   1,000      6,685

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
*   Trend Micro, Inc..................................... 11,400 $606,558
    Tri Chemical Laboratories, Inc.......................    800   34,456
    Trusco Nakayama Corp.................................  4,100  108,192
    Trust Tech, Inc......................................  2,700   80,711
    TS Tech Co., Ltd.....................................  8,700  261,756
    TSI Holdings Co., Ltd................................ 12,800   86,053
    Tsubaki Nakashima Co., Ltd...........................  7,900  130,804
    Tsubakimoto Chain Co.................................  5,300  196,269
    Tsubakimoto Kogyo Co., Ltd...........................    600   17,942
    Tsugami Corp.........................................  9,000   59,111
#   Tsukada Global Holdings, Inc.........................  4,200   23,325
    Tsukuba Bank, Ltd....................................  5,900   11,877
    Tsukui Corp..........................................  8,000   59,172
    Tsuruha Holdings, Inc................................  2,700  249,928
    Tsurumi Manufacturing Co., Ltd.......................  3,300   55,420
    Tsutsumi Jewelry Co., Ltd............................  2,500   41,277
    TV Asahi Holdings Corp...............................  4,400   81,479
    Tv Tokyo Holdings Corp...............................  2,600   55,013
    UACJ Corp............................................  8,800  189,787
    Uchida Yoko Co., Ltd.................................    900   18,797
    Ulvac, Inc...........................................  8,500  280,389
    UMC Electronics Co., Ltd.............................    600    9,019
    Unicharm Corp........................................ 21,300  659,184
    Uniden Holdings Corp.................................  1,000   19,452
    UNIMAT Retirement Community Co., Ltd.................  1,400   24,968
    Union Tool Co........................................    500   14,131
    Unipres Corp.........................................  5,000   96,762
    United Arrows, Ltd...................................  2,800   99,407
    United Super Markets Holdings, Inc...................  9,200   98,463
    UNITED, Inc..........................................  2,300   34,097
    Universal Entertainment Corp.........................  2,900   87,271
    Unizo Holdings Co., Ltd..............................  3,700   69,986
*   Usen-Next Holdings Co., Ltd..........................  1,300   11,616
*   U-Shin, Ltd..........................................  2,100   18,973
    Ushio, Inc........................................... 15,300  174,213
    USS Co., Ltd......................................... 13,900  243,384
#*  UT Group Co., Ltd....................................  5,200  102,108
    V Technology Co., Ltd................................    700   99,929
    Valor Holdings Co., Ltd..............................  7,400  179,714
    Valqua, Ltd..........................................  1,000   19,506
    ValueCommerce Co., Ltd...............................  1,000   15,603
    Vector, Inc..........................................  3,800   49,529
*   VIA Holdings, Inc....................................  1,700   10,255
*   Vision, Inc..........................................  1,000   37,708
#   Vital KSK Holdings, Inc..............................  3,200   32,599
    Vitec Holdings Co., Ltd..............................    700   12,245
    VT Holdings Co., Ltd................................. 12,700   50,039
    Wacoal Holdings Corp.................................  7,200  195,243
    Wacom Co., Ltd....................................... 18,000   79,721
    Wakachiku Construction Co., Ltd......................  1,200   16,299
    Wakita & Co., Ltd....................................  7,000   74,480
    Warabeya Nichiyo Holdings Co., Ltd...................  1,600   26,893
    Watahan & Co., Ltd...................................  1,300   24,201
    WATAMI Co., Ltd......................................    700    8,993
    WDB Holdings Co., Ltd................................    500   11,822
    Weathernews, Inc.....................................    500   13,298
    Welcia Holdings Co., Ltd.............................  3,600  136,547
    West Japan Railway Co................................  4,000  292,144
#   Will Group, Inc......................................    700    5,982

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    WIN-Partners Co., Ltd................................  1,100 $   10,138
    WirelessGate, Inc....................................  1,100      5,120
    Workman Co., Ltd.....................................    800     58,264
    World Holdings Co., Ltd..............................  1,800     44,850
    Wowow, Inc...........................................  1,300     33,847
    Xebio Holdings Co., Ltd..............................  5,600     65,624
    Yahagi Construction Co., Ltd.........................  5,300     33,379
    Yahoo Japan Corp..................................... 75,900    205,154
    Yaizu Suisankagaku Industry Co., Ltd.................    200      1,844
    Yakult Honsha Co., Ltd...............................  6,100    407,100
    Yakuodo Co., Ltd.....................................  1,200     27,993
    YAMABIKO Corp........................................  7,100     70,441
    YAMADA Consulting Group Co., Ltd.....................    400      6,381
#   Yamada Denki Co., Ltd................................ 33,000    162,508
    Yamagata Bank, Ltd. (The)............................  3,400     61,582
    Yamaguchi Financial Group, Inc.......................  5,600     56,926
    Yamaha Corp..........................................  5,100    223,194
    Yamaha Motor Co., Ltd................................ 49,300  1,056,680
#   Yamaichi Electronics Co., Ltd........................  3,500     41,754
#   YA-MAN, Ltd..........................................  5,300     65,370
    Yamanashi Chuo Bank, Ltd. (The)......................  2,400     30,621
    Yamatane Corp........................................  1,400     21,428
    Yamato Corp..........................................  3,900     16,984
    Yamato Holdings Co., Ltd.............................  5,100    135,892
    Yamato International, Inc............................    400      1,523
    Yamaya Corp..........................................  1,000     19,865
    Yamazaki Baking Co., Ltd............................. 15,600    306,423
    Yamazen Corp.........................................  8,300     83,445
    Yaoko Co., Ltd.......................................  2,400    125,835
    Yashima Denki Co., Ltd...............................  2,000     14,861
#   Yaskawa Electric Corp................................ 31,800    900,030
    Yasuda Logistics Corp................................  1,500     11,342
#   Yasunaga Corp........................................  1,200     15,221
    Yellow Hat, Ltd......................................  3,000     70,781
    Yodogawa Steel Works, Ltd............................  4,000     81,313
    Yokogawa Bridge Holdings Corp........................  4,100     74,797
    Yokogawa Electric Corp............................... 19,500    363,152
    Yokohama Reito Co., Ltd..............................  7,900     67,213
    Yokowo Co., Ltd......................................  1,600     21,219
#   Yomeishu Seizo Co., Ltd..............................    800     15,055
    Yomiuri Land Co., Ltd................................    300     10,404
    Yondenko Corp........................................    400      9,641
    Yondoshi Holdings, Inc...............................  1,700     34,205
    Yorozu Corp..........................................  2,000     27,682
#   Yoshinoya Holdings Co., Ltd..........................    900     14,249
    Yossix Co., Ltd......................................    400     10,273
    Yuasa Trading Co., Ltd...............................  2,300     67,360
#   Yume No Machi Souzou Iinkai Co., Ltd.................  2,400     32,337
    Yumeshin Holdings Co., Ltd........................... 10,100     76,300
    Yurtec Corp..........................................  9,200     77,753
    Zenitaka Corp. (The).................................    400     18,567
    Zenkoku Hosho Co., Ltd...............................  8,100    284,012
    Zenrin Co., Ltd......................................  4,650    117,945
    Zensho Holdings Co., Ltd.............................  7,500    173,284
    Zeon Corp............................................ 30,200    310,498
*   ZIGExN Co., Ltd......................................  6,000     31,567
#   Zojirushi Corp.......................................  4,200     43,972
    ZOZO, Inc............................................ 20,200    408,740
    Zuiko Corp...........................................    400      8,735

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
JAPAN -- (Continued)
    Zuken, Inc...........................................   1,000 $     13,280
                                                                  ------------
TOTAL JAPAN..............................................          248,903,164
                                                                  ------------
NETHERLANDS -- (3.5%)
    Aalberts Industries NV...............................  17,986      629,960
    ABN AMRO Group NV....................................  38,120      950,559
    Accell Group NV......................................   1,936       42,571
#   Aegon NV............................................. 107,708      554,883
    Akzo Nobel NV........................................  14,532    1,250,769
#*  Altice Europe NV.....................................  21,438       43,730
*   Altice Europe NV, Class B............................   5,130       10,509
#   AMG Advanced Metallurgical Group NV..................   2,691       97,285
    Amsterdam Commodities NV.............................   2,816       62,412
    APERAM SA............................................   7,340      224,054
#   Arcadis NV...........................................   8,683      112,743
    ASM International NV.................................   7,014      339,777
    ASML Holding NV......................................   5,741    1,003,898
    ASML Holding NV......................................  16,997    2,974,985
    ASR Nederland NV.....................................  39,173    1,652,244
*   Basic-Fit NV.........................................   3,078       94,167
    BE Semiconductor Industries NV.......................  14,258      369,781
#   Beter Bed Holding NV.................................   1,161        5,990
    BinckBank NV.........................................   5,442       38,860
#   Brunel International NV..............................   3,850       53,702
*   Coca-Cola European Partners P.L.C....................  15,863      744,405
    Corbion NV...........................................  13,360      378,399
    Flow Traders.........................................   3,355      103,691
    ForFarmers NV........................................   5,548       53,930
#*  Fugro NV.............................................  16,706      184,237
*   Gemalto NV...........................................   5,344      309,915
*   Gemalto NV...........................................   1,107       64,190
    GrandVision NV.......................................   6,286      140,152
*   Heijmans NV..........................................   2,550       26,633
    Heineken NV..........................................  14,072    1,263,933
    Hunter Douglas NV....................................     379       24,733
    IMCD NV..............................................   6,623      483,335
    ING Groep NV, Sponsored ADR..........................  56,649      672,424
    ING Groep NV......................................... 108,721    1,290,062
    Intertrust NV........................................   6,432      104,513
    KAS Bank NV..........................................   1,864       12,974
    Kendrion NV..........................................   2,786       67,925
    Koninklijke Ahold Delhaize NV, Sponsored ADR.........     839       22,072
    Koninklijke Ahold Delhaize NV........................  49,316    1,299,284
    Koninklijke BAM Groep NV.............................  34,684      123,989
#   Koninklijke DSM NV...................................  18,933    1,770,541
    Koninklijke KPN NV................................... 952,536    2,928,304
    Koninklijke Philips NV...............................  27,345    1,078,079
    Koninklijke Philips NV...............................  24,760      976,287
    Koninklijke Vopak NV.................................  11,902      604,849
*   Lucas Bols NV........................................     535        9,580
    Nederland Apparatenfabriek...........................     620       30,795
    NN Group NV..........................................  18,857      796,281
    Ordina NV............................................  14,209       24,182
#   PostNL NV............................................  63,511      164,100
    Randstad NV..........................................  36,560    1,762,354
    Signify NV...........................................  11,974      296,631
    Sligro Food Group NV.................................   3,693      139,307
*   Takeaway.com NV......................................   1,030       65,332
    TKH Group NV.........................................   6,456      311,800

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
NETHERLANDS -- (Continued)
*   TomTom NV............................................  18,940 $   169,548
    Unilever NV..........................................  90,467   4,840,889
    Unilever NV..........................................  22,626   1,211,626
    Van Lanschot Kempen NV...............................   2,578      60,282
#   Wessanen.............................................  13,303     136,261
    Wolters Kluwer NV....................................  38,460   2,391,863
                                                                  -----------
TOTAL NETHERLANDS........................................          37,652,566
                                                                  -----------
NEW ZEALAND -- (0.4%)
    Arvida Group, Ltd....................................  23,875      21,658
    Auckland International Airport, Ltd..................  61,919     315,144
    Chorus, Ltd..........................................  62,362     211,728
    Chorus, Ltd., ADR....................................     880      14,590
    Contact Energy, Ltd..................................  23,982     100,345
    EBOS Group, Ltd......................................  12,358     185,280
    Fisher & Paykel Healthcare Corp., Ltd................  43,677     380,121
*   Fletcher Building, Ltd...............................  36,824     127,298
*   Fletcher Building, Ltd...............................   1,711       5,912
#   Fonterra Co-operative Group, Ltd.....................   7,350      24,093
    Freightways, Ltd.....................................  22,641     118,715
    Gentrack Group, Ltd..................................   3,743      13,539
    Hallenstein Glasson Holdings, Ltd....................   4,953      13,695
    Heartland Group Holdings, Ltd........................  48,861      46,606
    Infratil, Ltd........................................  81,593     212,820
    Investore Property, Ltd..............................  12,036      12,833
    Kathmandu Holdings, Ltd..............................   9,300      15,369
    Mainfreight, Ltd.....................................   4,854     105,761
    Mercury NZ, Ltd......................................  55,726     136,178
    Meridian Energy, Ltd.................................  77,486     188,810
    Metlifecare, Ltd.....................................   3,782      13,538
    NEW Zealand King Salmon Investments, Ltd.............   6,477       9,510
    New Zealand Refining Co., Ltd. (The).................  32,930      53,101
    NZME, Ltd............................................   3,265       1,104
    NZX, Ltd.............................................  21,052      14,566
    Oceania Healthcare, Ltd..............................   5,435       3,913
    PGG Wrightson, Ltd...................................  28,848       9,650
    Port of Tauranga, Ltd................................  14,966      53,350
    Restaurant Brands New Zealand, Ltd...................   8,793      52,010
    Ryman Healthcare, Ltd................................  11,015      79,816
    Sanford, Ltd.........................................   5,679      26,317
#   Scales Corp., Ltd....................................  11,134      33,902
#   Skellerup Holdings, Ltd..............................  11,410      15,965
    SKY Network Television, Ltd..........................  56,118      73,368
    Spark New Zealand, Ltd............................... 251,037     705,689
    Steel & Tube Holdings, Ltd...........................   4,051       3,221
    Summerset Group Holdings, Ltd........................  17,209      72,791
*   Synlait Milk, Ltd....................................   8,279      52,951
    Tourism Holdings, Ltd................................  30,491     102,981
    Trade Me Group, Ltd..................................  73,952     324,434
#   Turners Automotive Group, Ltd........................   4,885       7,875
#   Vista Group International, Ltd.......................   2,879       7,946
    Warehouse Group, Ltd. (The)..........................  21,957      31,114
    Z Energy, Ltd........................................  94,919     394,126
                                                                  -----------
TOTAL NEW ZEALAND........................................           4,393,733
                                                                  -----------
NORWAY -- (0.7%)
    ABG Sundal Collier Holding ASA.......................  66,881      34,675
    AF Gruppen ASA.......................................   2,294      37,679

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
NORWAY -- (Continued)
*   Akastor ASA.......................................... 34,075 $   52,127
*   Aker Solutions ASA................................... 32,969    179,970
    American Shipping Co. ASA............................  3,443     13,472
    Atea ASA............................................. 19,381    267,814
    Austevoll Seafood ASA................................  9,985    127,513
*   Axactor SE...........................................  2,388      5,887
#   B2Holding ASA........................................ 25,360     42,994
    Bakkafrost P/F.......................................  3,185    165,575
    Bonheur ASA..........................................  1,304     18,098
    Borregaard ASA....................................... 14,398    127,944
#*  BW LPG, Ltd..........................................  2,364      7,264
*   BW Offshore, Ltd..................................... 32,972    157,071
    Data Respons ASA.....................................  5,367     15,911
    DNB ASA.............................................. 43,362    769,642
*   DOF ASA.............................................. 21,762      8,784
    Entra ASA............................................ 11,405    165,268
    Europris ASA......................................... 37,542    120,845
*   FLEX LNG, Ltd........................................ 16,597     21,744
*   Frontline, Ltd.......................................  3,864     19,855
    Gjensidige Forsikring ASA............................ 15,577    269,063
#   Golar LNG, Ltd.......................................    568     12,649
    Grieg Seafood ASA....................................  7,968    102,954
#*  Kongsberg Automotive ASA............................. 23,789     20,275
    Kongsberg Gruppen ASA................................  1,924     26,820
*   Kvaerner ASA......................................... 39,101     55,306
    Leroy Seafood Group ASA.............................. 51,677    413,257
    Mowi ASA............................................. 31,247    690,267
*   Nordic Nanovector ASA................................  2,120     10,728
*   Nordic Semiconductor ASA.............................  5,554     19,351
    Norway Royal Salmon ASA..............................  1,022     24,679
*   Norwegian Finans Holding ASA......................... 11,866     97,640
    Norwegian Property ASA...............................  9,038     11,560
    Ocean Yield ASA...................................... 11,285     81,163
#*  Odfjell Drilling, Ltd................................ 25,534     75,165
    Olav Thon Eiendomsselskap ASA........................  1,636     27,844
    Orkla ASA............................................ 56,550    457,055
*   Otello Corp. ASA.....................................  7,829     13,142
*   Petroleum Geo-Services ASA........................... 56,139    126,662
*   Prosafe SE...........................................    682      1,312
#*  Protector Forsikring ASA.............................  8,545     48,725
    Salmar ASA...........................................  4,785    250,550
    Sbanken ASA..........................................  5,799     52,658
    Scatec Solar ASA..................................... 22,216    222,100
#   Schibsted ASA, Class A...............................  6,229    218,721
    Schibsted ASA, Class B...............................  8,103    257,269
    Selvaag Bolig ASA....................................  8,011     41,242
    SpareBank 1 SR-Bank ASA.............................. 20,141    218,052
    Spectrum ASA.........................................  1,749      8,284
    Storebrand ASA....................................... 42,694    327,201
    Subsea 7 SA.......................................... 26,866    304,857
    TGS NOPEC Geophysical Co. ASA........................ 27,628    819,033
    Tomra Systems ASA....................................  5,436    141,236
    Treasure ASA.........................................  7,397     11,527
    Veidekke ASA......................................... 10,889    118,905
    Wilh Wilhelmsen Holding ASA, Class A.................  1,249     21,855
#   XXL ASA..............................................  8,040     26,975
                                                                 ----------
TOTAL NORWAY.............................................         7,986,214
                                                                 ----------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
PORTUGAL -- (0.1%)
    Altri SGPS SA........................................   8,565 $   70,871
    CTT-Correios de Portugal SA..........................  14,273     51,391
    Jeronimo Martins SGPS SA.............................  25,833    366,109
*   Mota-Engil SGPS SA...................................  25,583     56,568
    Navigator Co. SA (The)...............................  38,189    186,852
    NOS SGPS SA..........................................  51,767    335,807
    REN--Redes Energeticas Nacionais SGPS SA.............  62,779    188,567
    Sonae Capital SGPS SA................................  11,819     12,032
    Sonae SGPS SA........................................ 131,983    137,707
                                                                  ----------
TOTAL PORTUGAL...........................................          1,405,904
                                                                  ----------
SINGAPORE -- (0.9%)
    Accordia Golf Trust.................................. 113,300     46,348
    AEM Holdings, Ltd....................................  37,300     27,218
    Ascendas India Trust.................................  36,600     29,386
    Banyan Tree Holdings, Ltd............................  47,000     20,622
    Best World International, Ltd........................  54,600    108,524
    Boustead Projects, Ltd...............................   5,100      3,424
    Boustead Singapore, Ltd..............................  50,700     29,751
    BreadTalk Group, Ltd.................................  21,400     13,989
    Bukit Sembawang Estates, Ltd.........................   9,900     41,374
*   Bund Center Investment, Ltd..........................   5,250      2,205
    Centurion Corp., Ltd.................................  30,100      9,078
    China Aviation Oil Singapore Corp., Ltd..............  43,600     37,703
    China Sunsine Chemical Holdings, Ltd.................  10,300      9,996
    Chip Eng Seng Corp., Ltd.............................  86,900     45,467
    CITIC Envirotech, Ltd................................  75,100     24,249
    City Developments, Ltd...............................  35,000    239,554
    ComfortDelGro Corp., Ltd............................. 120,700    209,443
*   COSCO Shipping International Singapore Co., Ltd......  43,600     11,888
    Dairy Farm International Holdings, Ltd...............  26,700    241,627
    DBS Group Holdings, Ltd..............................  49,994    891,021
*   Del Monte Pacific, Ltd...............................  92,600      9,455
    Delfi, Ltd...........................................  28,200     30,602
*   Ezion Holdings, Ltd.................................. 350,280     14,163
#*  Ezra Holdings, Ltd................................... 194,482      1,477
    Food Empire Holdings, Ltd............................  44,600     18,065
    Fraser and Neave, Ltd................................   9,200     11,563
    Frasers Property, Ltd................................  31,000     41,737
    Frencken Group, Ltd..................................  50,100     15,502
    Genting Singapore, Ltd............................... 267,100    218,893
    GL, Ltd..............................................  35,200     18,969
    Great Eastern Holdings, Ltd..........................   3,000     58,317
    GuocoLand, Ltd.......................................  35,266     48,013
    Halcyon Agri Corp., Ltd..............................  28,372     10,126
    Haw Par Corp., Ltd...................................  10,400     95,789
    Health Management International, Ltd.................  27,500     11,166
    Hi-P International, Ltd..............................  16,200     11,211
    Ho Bee Land, Ltd.....................................  20,300     37,866
    Hong Fok Corp., Ltd..................................  25,600     13,441
    Hong Leong Finance, Ltd..............................  27,900     54,341
    Hongkong Land Holdings, Ltd..........................  47,000    338,113
#   Hutchison Port Holdings Trust........................ 727,400    182,450
    iFAST Corp., Ltd.....................................  14,500     12,197
    k1 Ventures, Ltd.....................................  17,100         79
    Keppel Corp., Ltd....................................  44,800    203,715
    Keppel Telecommunications & Transportation, Ltd......   3,000      4,193
    Lian Beng Group, Ltd.................................  30,000     10,939
    M1, Ltd..............................................  42,400     64,610

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SINGAPORE -- (Continued)
    Mandarin Oriental International, Ltd.................   6,800 $   13,138
    Metro Holdings, Ltd..................................  30,100     22,168
#*  Midas Holdings, Ltd.................................. 200,100      5,351
*   mm2 Asia, Ltd........................................  84,400     20,413
    NSL, Ltd.............................................   2,000      1,716
    OUE, Ltd.............................................  23,700     26,981
    Oversea-Chinese Banking Corp., Ltd................... 199,483  1,711,302
    Oxley Holdings, Ltd..................................  54,484     12,159
*   Pacc Offshore Services Holdings, Ltd.................  40,700      5,664
    Perennial Real Estate Holdings, Ltd..................  30,700     14,711
    Q&M Dental Group Singapore, Ltd......................  44,400     16,510
*   Raffles Education Corp., Ltd.........................   6,903        561
    Raffles Medical Group, Ltd...........................  22,300     18,423
    RHT Health Trust.....................................  49,000      1,093
    Riverstone Holdings, Ltd.............................  18,900     15,718
    SATS, Ltd............................................  86,260    311,176
    Sembcorp Marine, Ltd.................................  62,200     74,235
    Sheng Siong Group, Ltd...............................  84,300     69,574
    SIA Engineering Co., Ltd.............................  11,900     21,932
    Sinarmas Land, Ltd................................... 101,700     18,936
    Singapore Exchange, Ltd..............................  76,700    436,148
    Singapore Post, Ltd.................................. 230,100    168,690
#   Singapore Press Holdings, Ltd........................ 136,000    254,050
    Singapore Technologies Engineering, Ltd.............. 149,400    413,720
    Singapore Telecommunications, Ltd.................... 202,500    455,302
    Singapore Telecommunications, Ltd.................... 108,800    242,496
#*  Sino Grandness Food Industry Group, Ltd..............  75,600      3,662
    Stamford Land Corp., Ltd.............................  32,000     11,651
    StarHub, Ltd.........................................  69,400     91,969
    Straits Trading Co., Ltd.............................   8,300     12,725
    Sunningdale Tech, Ltd................................  16,000     17,859
*   Swiber Holdings, Ltd.................................  50,250        761
    Tuan Sing Holdings, Ltd..............................  67,400     19,807
    UMS Holdings, Ltd....................................  38,500     18,407
    United Engineers, Ltd................................  47,800     90,628
    United Industrial Corp., Ltd.........................  35,700     79,265
    United Overseas Bank, Ltd............................  43,485    814,961
    UOB-Kay Hian Holdings, Ltd...........................  11,000     10,140
    UOL Group, Ltd.......................................  54,551    269,959
    Valuetronics Holdings, Ltd...........................  39,610     20,823
#   Venture Corp., Ltd...................................  22,300    270,872
    Wheelock Properties Singapore, Ltd...................  25,300     39,467
    Wing Tai Holdings, Ltd...............................  81,100    123,784
*   Yongnam Holdings, Ltd................................  42,375      5,558
                                                                  ----------
TOTAL SINGAPORE..........................................          9,834,324
                                                                  ----------
SPAIN -- (2.5%)
    Acciona SA...........................................   6,716    639,456
    Acerinox SA..........................................  41,593    453,247
    ACS Actividades de Construccion y Servicios SA.......  24,713  1,022,709
    Aena SME SA..........................................   6,672  1,153,301
    Alantra Partners SA..................................     803     12,115
    Almirall SA..........................................   4,652     78,928
    Amadeus IT Group SA..................................  41,264  3,000,652
*   Amper SA............................................. 117,290     38,285
    Applus Services SA...................................  21,430    245,688
    Atresmedia Corp. de Medios de Comunicacion SA........   9,050     43,924
    Azkoyen SA...........................................   1,659     12,808
    Banco Bilbao Vizcaya Argentaria SA...................  53,952    320,210

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SPAIN -- (Continued)
#   Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR....    98,218 $   586,363
    Banco de Sabadell SA................................. 1,015,770   1,164,685
    Banco Santander SA...................................   984,393   4,668,613
    Banco Santander SA, Sponsored ADR....................    13,171      62,431
    Bankia SA............................................    59,650     173,878
    Bankinter SA.........................................    60,061     468,971
*   Baron de Ley.........................................       128      16,038
    Bolsas y Mercados Espanoles SHMSF SA.................     7,484     226,155
    CaixaBank SA.........................................   189,185     715,497
    Construcciones y Auxiliar de Ferrocarriles SA........     2,326     104,794
*   Deoleo SA............................................    42,935       4,038
#   Distribuidora Internacional de Alimentacion SA.......    43,262      21,193
*   eDreams ODIGEO SA....................................     6,553      20,264
    Elecnor SA...........................................     1,739      24,467
    Enagas SA............................................    53,963   1,572,911
    Ence Energia y Celulosa SA...........................    23,496     182,451
    Ercros SA............................................     7,631      31,713
    Euskaltel SA.........................................    16,222     148,656
    Faes Farma SA........................................    48,156     180,862
    Ferrovial SA.........................................    14,657     328,688
*   Fluidra SA...........................................     3,712      42,097
*   Global Dominion Access SA............................    18,590      96,986
    Grifols SA...........................................    14,134     368,705
    Grupo Catalana Occidente SA..........................     4,132     163,740
*   Grupo Ezentis SA.....................................    13,405       9,105
    Iberdrola S.A........................................   172,397   1,424,947
    Iberdrola SA.........................................     3,831      31,572
*   Indra Sistemas SA....................................    38,102     392,030
    Industria de Diseno Textil SA........................    56,522   1,581,101
#   Laboratorios Farmaceuticos Rovi SA...................       843      17,850
*   Liberbank SA.........................................   245,703     121,348
    Mapfre SA............................................   188,578     524,694
*   Masmovil Ibercom SA..................................     2,063      44,984
    Mediaset Espana Comunicacion SA......................    49,693     350,117
*   Natra SA.............................................    11,402      11,652
#   Obrascon Huarte Lain SA..............................    12,647      11,559
*   Promotora de Informaciones SA, Class A...............    31,004      59,937
    Prosegur Cia de Seguridad SA.........................    36,674     198,529
*   Quabit Inmobiliaria SA...............................     7,690      12,359
*   Realia Business SA...................................    36,570      42,281
    Red Electrica Corp. SA...............................    42,861     987,750
    Sacyr S.A............................................    44,853     108,276
    Sacyr S.A............................................     1,281       3,086
*   Siemens Gamesa Renewable Energy SA...................    37,139     527,268
*   Talgo SA.............................................    10,713      66,807
    Tecnicas Reunidas SA.................................     2,322      59,393
    Telefonica SA, Sponsored ADR.........................    24,925     215,850
    Telefonica SA........................................   215,496   1,853,608
    Telepizza Group SA...................................     3,944      27,527
    Tubacex SA...........................................    15,354      49,961
    Unicaja Banco SA.....................................    12,183      14,290
    Vidrala SA...........................................       856      78,502
*   Vocento SA...........................................     7,149       9,162
    Zardoya Otis SA......................................    27,935     221,324
                                                                    -----------
TOTAL SPAIN..............................................            27,452,388
                                                                    -----------
SWEDEN -- (3.4%)
    Acando AB............................................    12,563      41,034
#   AddLife AB, Class B..................................     2,159      52,376

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SWEDEN -- (Continued)
    AddNode Group AB.....................................  1,864 $   22,867
    AddTech AB, Class B..................................  4,632     91,416
    AF AB, Class B....................................... 10,515    185,348
    Ahlsell AB........................................... 13,147     79,318
    Alfa Laval AB........................................ 23,814    539,907
#   Alimak Group AB......................................  4,581     61,288
    Arjo AB, Class B..................................... 21,153     75,261
    Assa Abloy AB, Class B............................... 13,943    259,815
    Atlas Copco AB, Class A.............................. 47,581  1,241,357
    Atlas Copco AB, Class B.............................. 27,650    661,643
    Atrium Ljungberg AB, Class B.........................  4,089     74,820
    Attendo AB...........................................  7,795     59,879
    Avanza Bank Holding AB...............................  5,021    228,405
    Axfood AB............................................ 24,993    437,630
    Beijer Alma AB.......................................  3,470     52,813
    Beijer Ref AB........................................  4,508     68,446
    Bergman & Beving AB..................................  4,407     42,370
    Betsson AB........................................... 23,417    215,668
    Bilia AB, Class A.................................... 26,521    233,319
#   BillerudKorsnas AB................................... 52,100    657,937
    BioGaia AB, Class B..................................  3,858    156,865
    Biotage AB...........................................  5,881     75,493
    Bjorn Borg AB........................................    385        924
    Boliden AB........................................... 45,206  1,131,427
    Bonava AB............................................    993     12,334
    Bonava AB, Class B................................... 19,165    240,101
    Bravida Holding AB................................... 20,629    151,193
    Bufab AB.............................................  5,476     57,259
    Bulten AB............................................  2,524     24,508
    Bure Equity AB....................................... 11,067    136,328
#   Byggmax Group AB..................................... 14,566     54,684
    Castellum AB......................................... 12,682    240,426
    Catena AB............................................  1,630     43,909
    Clas Ohlson AB, Class B..............................  5,003     43,568
*   Collector AB.........................................  2,336     12,576
    Concentric AB........................................  5,505     79,712
    Coor Service Management Holding AB...................  1,931     14,947
    Corem Property Group AB.............................. 10,422     12,857
    Dedicare AB, Class B.................................    813      6,733
    Dios Fastigheter AB.................................. 14,012    100,543
#   Dometic Group AB..................................... 23,521    167,820
*   Doro AB..............................................  4,193     17,561
    Duni AB..............................................  4,395     51,761
#   Dustin Group AB...................................... 16,664    150,007
    Eastnine AB..........................................  3,292     36,930
    Elanders AB, Class B.................................  1,312     13,500
    Electrolux AB, Series B.............................. 23,267    550,548
    Elekta AB, Class B................................... 42,674    570,523
#*  Eltel AB.............................................  8,642     13,722
*   Epiroc AB, Class A................................... 35,389    339,817
*   Epiroc AB, Class B................................... 20,800    186,432
    Fabege AB............................................ 40,352    588,811
#   Fagerhult AB.........................................  2,185     17,793
*   Fastighets AB Balder, Class B........................ 10,674    336,872
    FastPartner AB.......................................  2,139     15,144
    Fenix Outdoor International AG.......................    272     26,978
*   Fingerprint Cards AB, Class B........................ 28,611     55,818
    Getinge AB, Class B.................................. 33,210    374,983
    Granges AB........................................... 16,814    161,713

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
SWEDEN -- (Continued)
    Gunnebo AB...........................................  8,986 $ 22,773
    Haldex AB............................................  5,613   39,421
    Heba Fastighets AB, Class B..........................    995   14,855
*   Hembla AB............................................  4,325   78,732
    Hemfosa Fastigheter AB...............................  9,660   85,739
#   Hennes & Mauritz AB, Class B......................... 52,752  820,811
    Hexagon AB, Class B..................................  8,894  435,552
#   Hexpol AB............................................ 67,205  594,872
    HIQ International AB.................................  3,867   24,197
    HMS Networks AB......................................  1,283   16,939
    Hoist Finance AB..................................... 11,064   53,675
    Holmen AB, Class B................................... 18,397  394,253
    Hufvudstaden AB, Class A............................. 10,373  172,276
    Humana AB............................................  3,331   24,714
    Husqvarna AB, Class A................................  3,992   31,088
    Husqvarna AB, Class B................................ 58,640  448,197
#   ICA Gruppen AB....................................... 10,704  376,478
    Indutrade AB......................................... 14,827  372,921
*   International Petroleum Corp.........................  3,960   14,406
#   Intrum AB............................................ 14,522  414,998
    Inwido AB............................................ 12,397   79,594
    ITAB Shop Concept AB, Class B........................  2,638    3,898
    JM AB................................................ 22,000  444,765
    KappAhl AB........................................... 10,570   20,323
    Kindred Group P.L.C.................................. 48,989  504,339
    Klovern AB, Class B.................................. 72,844   88,720
    KNOW IT AB...........................................  2,091   37,882
    Kungsleden AB........................................ 14,236  108,068
    Lagercrantz Group AB, Class B........................  5,286   57,761
    Lifco AB, Class B....................................  4,465  178,959
    Lindab International AB.............................. 13,997  112,801
    Loomis AB, Class B................................... 13,091  469,692
#*  Medivir AB, Class B..................................  1,257    2,976
    Mekonomen AB.........................................  3,321   26,480
    Millicom International Cellular SA...................  8,594  538,248
    Momentum Group AB, Class B...........................  2,281   21,723
#   MQ Holding AB........................................  2,128    2,370
    Nederman Holding AB..................................  1,500   15,927
    NetEnt AB............................................ 23,423  113,438
    New Wave Group AB, Class B........................... 12,032   71,154
    Nibe Industrier AB, Class B.......................... 32,522  369,830
    Nobia AB............................................. 17,966  104,180
    Nobina AB............................................ 12,072   82,795
    Nolato AB, Class B...................................  1,519   69,945
    Nordea Bank Abp...................................... 95,344  867,753
    Nordic Waterproofing Holding A.S.....................  3,893   31,510
    NP3 Fastigheter AB...................................  2,467   17,349
*   Nyfosa AB............................................  9,660   52,206
    OEM International AB, Class B........................    540   11,158
#   Opus Group AB........................................ 29,430   18,681
*   Orexo AB.............................................  1,217    9,902
    Oriflame Holding AG..................................  6,031  134,162
    Pandox AB............................................  9,525  165,834
    Peab AB.............................................. 36,637  305,408
    Platzer Fastigheter Holding AB, Class B..............  1,640   12,448
    Pricer AB, Class B................................... 17,492   20,324
    Proact IT Group AB...................................  1,939   40,370
*   Qliro Group AB.......................................  5,322    6,286
    Ratos AB, Class B.................................... 20,626   59,249

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SWEDEN -- (Continued)
#*  RaySearch Laboratories AB............................   4,605 $    51,723
    Resurs Holding AB....................................  16,882     111,274
    Saab AB, Class B.....................................  13,239     457,448
    Sagax AB, Class B....................................   2,465      40,080
    Sandvik AB...........................................  83,634   1,336,458
    Scandic Hotels Group AB..............................  16,602     158,449
    Sectra AB, Class B...................................   3,843      93,558
    Securitas AB, Class B................................  29,951     481,609
    Skandinaviska Enskilda Banken AB, Class A............ 138,682   1,455,695
    Skandinaviska Enskilda Banken AB, Class C............   1,278      13,843
    Skanska AB, Class B..................................  13,397     234,584
    SKF AB, Class A......................................   2,127      35,727
    SKF AB, Class B......................................  53,346     898,571
    SkiStar AB...........................................   6,696      81,385
    Svenska Cellulosa AB SCA, Class A....................   3,383      30,683
    Svenska Cellulosa AB SCA, Class B....................  46,157     405,996
    Svenska Handelsbanken AB, Class A....................  55,371     602,151
    Svenska Handelsbanken AB, Class B....................   2,284      26,422
    Sweco AB, Class B....................................   8,930     183,258
    Swedbank AB, Class A.................................  76,796   1,744,532
*   Swedish Orphan Biovitrum AB..........................  14,056     332,207
    Systemair AB.........................................   2,239      23,460
    Tele2 AB, Class B....................................  34,053     426,320
    Telefonaktiebolaget LM Ericsson, Sponsored ADR.......  67,310     599,732
    Telefonaktiebolaget LM Ericsson, Class A.............   1,595      14,386
    Telefonaktiebolaget LM Ericsson, Class B.............  58,155     518,363
    Telia Co. AB......................................... 265,372   1,156,478
    Thule Group AB.......................................   9,701     198,063
    Trelleborg AB, Class B...............................  10,664     179,628
    Troax Group AB.......................................   1,359      41,747
    Victoria Park AB, Class B............................   2,863      11,716
    Vitrolife AB.........................................   8,912     157,423
    Volvo AB, Class A....................................  19,369     278,424
    Volvo AB, Class B.................................... 143,956   2,074,387
    Wallenstam AB, Class B...............................  25,844     260,259
    Wihlborgs Fastigheter AB.............................  17,988     234,677
                                                                  -----------
TOTAL SWEDEN.............................................          36,322,158
                                                                  -----------
SWITZERLAND -- (7.2%)
#   ABB, Ltd., Sponsored ADR.............................  40,420     774,043
    ABB, Ltd............................................. 106,560   2,039,634
    Adecco Group AG......................................  48,303   2,420,512
    Allreal Holding AG...................................   2,999     486,479
    ALSO Holding AG......................................   1,595     206,349
#   ams AG...............................................   5,512     147,754
    APG SGA SA...........................................     280      94,245
*   Arbonia AG...........................................   6,183      74,790
*   Aryzta AG............................................  90,170     101,485
    Ascom Holding AG.....................................   6,241      80,143
    Autoneum Holding AG..................................     253      41,455
    Baloise Holding AG...................................   7,204   1,115,740
    Banque Cantonale de Geneve...........................     114      22,416
    Banque Cantonale Vaudoise............................     366     290,259
    Belimo Holding AG....................................      36     156,288
    Bellevue Group AG....................................   1,265      28,016
    Berner Kantonalbank AG...............................     564     119,478
    BFW Liegenschaften AG................................     385      16,477
    BKW AG...............................................   3,101     218,221
    Bobst Group SA.......................................   1,036      83,730

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SWITZERLAND -- (Continued)
    Bossard Holding AG, Class A..........................   1,381 $  217,816
    Bucher Industries AG.................................   1,467    448,018
    Burckhardt Compression Holding AG....................     350     89,966
    Burkhalter Holding AG................................   1,055     89,427
    Calida Holding AG....................................     274      8,213
    Carlo Gavazzi Holding AG.............................      62     17,097
    Cembra Money Bank AG.................................   4,555    393,345
#   Cicor Technologies, Ltd..............................     223      9,753
    Cie Financiere Richemont SA..........................  31,006  2,137,178
    Cie Financiere Tradition SA..........................     374     40,256
    Clariant AG..........................................  34,760    690,440
    Coltene Holding AG...................................     444     42,399
    Conzzeta AG..........................................     106     92,310
    Credit Suisse Group AG............................... 113,281  1,376,970
    Daetwyler Holding AG.................................     667    100,756
    DKSH Holding AG......................................   2,291    171,713
    dormakaba Holding AG.................................     534    351,776
    Dufry AG.............................................   6,279    627,999
    EFG International AG.................................  14,008     83,071
    Emmi AG..............................................     350    295,515
    EMS-Chemie Holding AG................................     742    370,603
    Feintool International Holding AG....................     280     21,946
    Flughafen Zurich AG..................................   3,125    551,995
    Forbo Holding AG.....................................     136    189,624
    GAM Holding AG.......................................  24,303    106,083
    Geberit AG...........................................   1,929    754,107
    Georg Fischer AG.....................................     452    400,650
    Givaudan SA..........................................   1,110  2,692,923
    Gurit Holding AG.....................................      97     90,102
    Helvetia Holding AG..................................   1,170    692,684
    Hiag Immobilien Holding AG...........................      90     10,503
#   HOCHDORF Holding AG..................................      97     12,003
    Huber & Suhner AG....................................   2,249    173,748
    Hypothekarbank Lenzburg AG...........................       6     26,562
    Implenia AG..........................................   2,375     83,771
    Inficon Holding AG...................................     294    156,395
    Interroll Holding AG.................................      52     94,082
    Intershop Holding AG.................................     174     87,011
    Julius Baer Group, Ltd...............................  22,969    923,175
    Jungfraubahn Holding AG..............................     197     26,963
    Kardex AG............................................   1,242    163,805
    Komax Holding AG.....................................     858    227,461
#   Kudelski SA..........................................   3,540     23,612
    Kuehne + Nagel International AG......................   5,765    779,607
*   Lastminute.com NV....................................     764     13,842
    LEM Holding SA.......................................      36     43,110
    Liechtensteinische Landesbank AG.....................   1,443     94,545
    Logitech International SA............................  11,748    428,599
#   Logitech International SA............................  10,983    399,781
    Luzerner Kantonalbank AG.............................     320    153,220
#   Meier Tobler Group AG................................     300      4,522
    Metall Zug AG........................................      22     64,370
    Mobilezone Holding AG................................   5,203     56,037
    Mobimo Holding AG....................................     944    231,411
    Novartis AG, Sponsored ADR...........................  63,074  5,520,236
    Novartis AG..........................................  20,654  1,803,110
    OC Oerlikon Corp. AG.................................  38,436    496,686
*   Orascom Development Holding AG.......................   1,574     25,746
    Panalpina Welttransport Holding AG...................   3,642    640,821

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SWITZERLAND -- (Continued)
    Partners Group Holding AG............................   2,519 $ 1,732,578
    Phoenix Mecano AG....................................      46      22,529
    Plazza AG, Class A...................................     212      47,737
    PSP Swiss Property AG................................   6,731     692,481
    Rieter Holding AG....................................     364      50,409
    Roche Holding AG.....................................   2,054     539,920
    Roche Holding AG.....................................  53,161  14,142,724
    Schaffner Holding AG.................................      38       9,792
    Schindler Holding AG.................................   1,703     359,701
*   Schmolz + Bickenbach AG..............................  87,913      51,323
    Schweiter Technologies AG............................     149     140,869
    SFS Group AG.........................................   2,906     233,869
    SGS SA...............................................     482   1,163,568
    Sika AG..............................................  17,380   2,295,130
    Sonova Holding AG....................................   5,004     939,130
    St Galler Kantonalbank AG............................     385     192,530
    Straumann Holding AG.................................   1,679   1,218,991
    Sulzer AG............................................   2,786     255,911
    Sunrise Communications Group AG......................   7,667     646,388
    Swatch Group AG (The)................................   1,998     572,351
    Swatch Group AG (The)................................   3,663     203,817
    Swiss Life Holding AG................................   2,778   1,146,067
    Swiss Prime Site AG..................................   9,465     801,808
    Swiss Re AG..........................................  19,593   1,879,059
#   Swisscom AG..........................................   7,646   3,664,745
    Swissquote Group Holding SA..........................   1,149      54,113
    Tamedia AG...........................................     271      31,201
    Tecan Group AG.......................................     601     121,363
    Temenos AG...........................................   9,072   1,224,578
    u-blox Holding AG....................................   1,030      87,920
    UBS Group AG.........................................  55,644     721,352
#*  UBS Group AG.........................................  89,365   1,158,170
    Valiant Holding AG...................................   2,309     249,384
    Valora Holding AG....................................     597     158,658
    VAT Group AG.........................................   4,698     486,428
    Vaudoise Assurances Holding SA.......................     137      69,676
    Vetropack Holding AG.................................      19      43,330
    Vifor Pharma AG......................................   8,457   1,076,357
    Vontobel Holding AG..................................   5,505     310,319
    VP Bank AG...........................................     479      66,879
    VZ Holding AG........................................     289      76,630
    Walliser Kantonalbank................................     563      65,120
    Warteck Invest AG....................................       6      11,646
#   Ypsomed Holding AG...................................     484      56,094
    Zehnder Group AG.....................................   1,165      38,952
    Zug Estates Holding AG, Class B......................       8      13,799
    Zuger Kantonalbank AG................................      11      67,077
    Zurich Insurance Group AG............................  13,120   4,117,747
                                                                  -----------
TOTAL SWITZERLAND........................................          77,747,203
                                                                  -----------
UNITED KINGDOM -- (14.3%)
    3i Group P.L.C....................................... 168,784   1,883,753
    4imprint Group P.L.C.................................   1,640      42,722
    888 Holdings P.L.C...................................  38,545      84,939
    A.G. Barr P.L.C......................................  16,886     167,056
    AA P.L.C.............................................  46,183      50,498
*   Acacia Mining P.L.C..................................  58,523     150,231
    Admiral Group P.L.C..................................  27,650     751,860
    Alliance Pharma P.L.C................................  40,229      33,745

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    Anglo Pacific Group P.L.C............................   7,103 $   15,224
    Antofagasta P.L.C....................................  27,235    311,349
    Arrow Global Group P.L.C.............................  23,248     59,187
    Ascential P.L.C......................................   3,313     16,540
    Ashmore Group P.L.C..................................  50,964    270,510
    Ashtead Group P.L.C..................................  45,894  1,164,100
*   ASOS P.L.C...........................................   7,251    314,431
    AstraZeneca P.L.C., Sponsored ADR.................... 131,004  4,792,126
    AstraZeneca P.L.C....................................  17,905  1,297,072
    Auto Trader Group P.L.C.............................. 239,471  1,437,150
    AVEVA Group P.L.C....................................   6,218    222,268
    Aviva P.L.C.......................................... 310,355  1,687,902
    Avon Rubber P.L.C....................................   2,199     34,818
    B&M European Value Retail SA......................... 141,071    600,692
    Babcock International Group P.L.C....................  66,202    461,102
    BAE Systems P.L.C.................................... 257,299  1,730,946
    Balfour Beatty P.L.C.................................  71,896    258,653
#   Barclays P.L.C., Sponsored ADR.......................  96,050    802,978
    Barratt Developments P.L.C........................... 252,912  1,788,878
    BBA Aviation P.L.C...................................  84,961    263,674
    BCA Marketplace P.L.C................................  11,013     29,003
    Beazley P.L.C........................................  82,480    535,308
    Bellway P.L.C........................................  29,319  1,090,441
    Berkeley Group Holdings P.L.C. (The).................  39,253  1,932,681
    Bloomsbury Publishing P.L.C..........................   7,401     21,323
    Bodycote P.L.C.......................................  33,007    329,774
*   Boohoo Group P.L.C................................... 104,431    258,056
    Bovis Homes Group P.L.C..............................  32,251    428,819
    Braemar Shipping Services P.L.C......................   3,084      8,296
    Brewin Dolphin Holdings P.L.C........................  53,037    208,338
    Britvic P.L.C........................................  44,533    514,399
#   BT Group P.L.C., Sponsored ADR.......................   1,200     18,312
    BT Group P.L.C....................................... 485,656  1,480,959
*   BTG P.L.C............................................  12,349    134,861
    Bunzl P.L.C..........................................  31,462    992,063
    Burberry Group P.L.C.................................  49,707  1,175,021
    Burford Capital, Ltd.................................   5,318    128,394
*   Cairn Energy P.L.C...................................  41,919    102,861
    Camellia P.L.C.......................................      85     12,287
*   Capita P.L.C.........................................  70,614    107,630
    Capital & Counties Properties P.L.C..................  63,845    209,068
#   Card Factory P.L.C...................................  64,449    152,515
    CareTech Holdings P.L.C..............................   1,691      7,876
    Castings P.L.C.......................................   1,710      8,821
    Centamin P.L.C.......................................  62,533     96,714
    Central Asia Metals P.L.C............................   1,536      4,612
    Chemring Group P.L.C.................................  38,926     78,558
    Chesnara P.L.C.......................................   6,395     28,873
*   Circassia Pharmaceuticals P.L.C......................   9,031      5,067
    City of London Investment Group P.L.C................   3,231     16,556
    Clarkson P.L.C.......................................   1,923     64,660
    Clipper Logistics P.L.C..............................   2,202      6,948
    Close Brothers Group P.L.C...........................  18,341    357,729
    CLS Holdings P.L.C...................................  12,842     41,298
    CMC Markets P.L.C....................................   8,404     13,071
*   Cobham P.L.C......................................... 296,498    419,772
    Coca-Cola HBC AG.....................................  15,097    507,397
    Compass Group P.L.C.................................. 163,297  3,494,313
    Computacenter P.L.C..................................  20,509    281,647

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    Connect Group P.L.C..................................  19,006 $    9,960
    Consort Medical P.L.C................................   4,983     60,939
    ConvaTec Group P.L.C................................. 204,297    383,028
    Costain Group P.L.C..................................  20,917    106,995
    Countryside Properties P.L.C.........................  55,653    224,218
*   Countrywide P.L.C....................................  20,878      2,509
    Crest Nicholson Holdings P.L.C.......................  91,350    451,738
    Croda International P.L.C............................  17,066  1,080,510
    CYBG P.L.C...........................................  48,710    112,159
    Daejan Holdings P.L.C................................     544     41,542
    Daily Mail & General Trust P.L.C., Class A...........  22,771    181,140
    Dairy Crest Group P.L.C..............................  16,232    103,082
    DCC P.L.C............................................  18,227  1,492,126
    De La Rue P.L.C......................................  10,460     57,622
    Debenhams P.L.C......................................  50,413      2,472
    DFS Furniture P.L.C..................................  14,547     45,251
    Diageo P.L.C., Sponsored ADR.........................  28,600  4,365,790
    Diageo P.L.C.........................................  19,868    758,290
*   Dialight P.L.C.......................................      34        173
    Dignity P.L.C........................................   8,483     81,857
    Diploma P.L.C........................................  30,746    513,267
    Direct Line Insurance Group P.L.C.................... 280,182  1,238,412
    DiscoverIE Group P.L.C...............................   3,314     18,212
    Dixons Carphone P.L.C................................ 162,918    295,035
    Domino's Pizza Group P.L.C...........................  72,818    253,510
    DS Smith P.L.C....................................... 255,991  1,135,289
    Dunelm Group P.L.C...................................  16,218    153,762
*   EI Group P.L.C....................................... 129,103    340,189
*   EKF Diagnostics Holdings P.L.C.......................  32,850     13,771
*   Eland Oil & Gas P.L.C................................   4,579      7,527
    Electrocomponents P.L.C..............................  78,580    560,924
    Elementis P.L.C......................................  44,221    105,867
    EMIS Group P.L.C.....................................   4,311     50,727
    Entertainment One, Ltd...............................  71,338    369,266
    Equiniti Group P.L.C.................................  29,470     80,065
    Euromoney Institutional Investor P.L.C...............   2,908     47,291
    Experian P.L.C.......................................  94,023  2,360,689
    FDM Group Holdings P.L.C.............................   3,105     33,556
    Ferguson P.L.C.......................................  26,130  1,749,734
    Fevertree Drinks P.L.C...............................   1,943     65,633
*   Findel P.L.C.........................................   6,370     15,860
    Forterra P.L.C.......................................  20,601     71,742
    Foxtons Group P.L.C..................................  29,595     20,601
    Fresnillo P.L.C......................................   6,976     92,104
    Fuller Smith & Turner P.L.C., Class A, Class A.......     636      9,031
    G4S P.L.C............................................ 312,397    801,092
    Galliford Try P.L.C..................................  15,068    140,528
*   GAME Digital P.L.C...................................  32,270     11,082
    Games Workshop Group P.L.C...........................   5,277    209,572
    Gamma Communications P.L.C...........................     563      6,077
*   Gem Diamonds, Ltd....................................   5,103      6,639
    GlaxoSmithKline P.L.C., Sponsored ADR................  76,006  2,979,435
    GlaxoSmithKline P.L.C................................  37,310    724,730
    Go-Ahead Group P.L.C. (The)..........................   5,918    139,830
    Gocompare.Com Group P.L.C............................  56,021     54,475
    Grafton Group P.L.C..................................  28,331    273,535
#   Grainger P.L.C.......................................  72,979    218,587
#   Greencore Group P.L.C................................  96,408    244,519
    Greene King P.L.C....................................  42,091    332,046

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
*   Gulf Keystone Petroleum, Ltd.........................   7,583 $   21,507
    GVC Holdings P.L.C...................................  25,605    225,625
    Gym Group P.L.C. (The)...............................   6,772     18,841
    H&T Group P.L.C......................................   3,020     11,972
    Halfords Group P.L.C.................................  38,780    117,862
    Halma P.L.C..........................................  65,783  1,209,877
    Hargreaves Lansdown P.L.C............................  20,665    443,755
    Hastings Group Holdings P.L.C........................  57,235    157,583
    Hays P.L.C........................................... 453,465    899,166
    Headlam Group P.L.C..................................   6,111     31,345
    Helical P.L.C........................................  20,717     91,355
    Highland Gold Mining, Ltd............................   8,756     18,904
    Hikma Pharmaceuticals P.L.C..........................  14,236    301,176
    Hill & Smith Holdings P.L.C..........................  20,348    294,989
    Hilton Food Group P.L.C..............................   5,331     64,997
    Hiscox, Ltd..........................................  32,436    603,582
    Hochschild Mining P.L.C..............................  59,616    147,903
    HomeServe P.L.C......................................  59,367    734,721
    Howden Joinery Group P.L.C........................... 114,501    759,606
    HSBC Holdings P.L.C..................................  73,964    622,795
    HSBC Holdings P.L.C., Sponsored ADR..................  73,164  3,082,399
    Hunting P.L.C........................................  28,753    210,507
    Huntsworth P.L.C.....................................  14,305     20,457
    Ibstock P.L.C........................................  22,296     71,003
    IG Group Holdings P.L.C..............................  55,133    459,451
    IMI P.L.C............................................  57,673    724,632
    Inchcape P.L.C....................................... 113,664    855,259
*   Indivior P.L.C....................................... 124,970    186,190
    Informa P.L.C........................................ 125,721  1,116,694
    Inmarsat P.L.C.......................................  65,888    319,866
    Intermediate Capital Group P.L.C.....................  29,382    392,230
*   Interserve P.L.C.....................................   9,548      1,571
    Intertek Group P.L.C.................................  14,128    911,668
    Investec P.L.C.......................................  38,263    245,948
    iomart Group P.L.C...................................   1,231      5,860
*   IP Group P.L.C.......................................  28,524     39,736
    ITE Group P.L.C...................................... 110,628     93,619
    ITV P.L.C............................................ 684,026  1,161,116
    IWG P.L.C............................................  82,419    242,623
    J Sainsbury P.L.C.................................... 106,414    398,462
    James Fisher & Sons P.L.C............................   4,770    120,859
    Jardine Lloyd Thompson Group P.L.C...................  14,135    352,215
    JD Sports Fashion P.L.C..............................  95,232    579,135
    John Laing Group P.L.C...............................  14,605     68,111
    John Menzies P.L.C...................................  14,196    103,916
    John Wood Group P.L.C................................ 128,957    915,255
    Johnson Matthey P.L.C................................  35,188  1,405,744
*   JPJ Group P.L.C......................................   2,895     25,984
    Jupiter Fund Management P.L.C........................  76,090    327,022
*   Just Eat P.L.C.......................................  20,742    189,550
    Just Group P.L.C.....................................  92,992    123,842
    Kainos Group P.L.C...................................   7,999     44,271
    KCOM Group P.L.C.....................................  73,667     66,956
    Keller Group P.L.C...................................   6,623     45,056
    Kier Group P.L.C.....................................  14,760    100,054
    Kin & Carta P.L.C....................................  19,522     25,379
    Kingfisher P.L.C..................................... 163,792    478,494
*   Lamprell P.L.C.......................................  15,273     11,216
    Lancashire Holdings, Ltd.............................  31,715    234,851

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED



                                                           SHARES    VALUE>>
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
    Legal & General Group P.L.C..........................   980,568 $3,340,695
*   Liberty Global P.L.C., Class A.......................     1,556     37,956
*   Liberty Global P.L.C., Class C.......................     3,809     89,740
    Liontrust Asset Management P.L.C.....................        39        297
    Lloyds Banking Group P.L.C........................... 4,531,162  3,454,397
    Lookers P.L.C........................................    77,637    109,948
    Low & Bonar P.L.C....................................    19,043      4,528
    Low & Bonar P.L.C....................................    18,865        792
    LSL Property Services P.L.C..........................     4,773     15,706
    M&C Saatchi P.L.C....................................     1,389      5,187
    Man Group P.L.C......................................   184,682    345,894
    Marks & Spencer Group P.L.C..........................   255,749    967,646
    Marshalls P.L.C......................................    53,599    357,381
    McBride P.L.C........................................    25,127     44,295
    McCarthy & Stone P.L.C...............................    89,034    155,988
    Mears Group P.L.C....................................     7,704     31,797
    Mediclinic International P.L.C.......................    22,453     92,728
    Meggitt P.L.C........................................   102,722    695,713
    Melrose Industries P.L.C.............................   384,252    851,706
    Merlin Entertainments P.L.C..........................    44,350    196,538
    Micro Focus International P.L.C......................    33,997    648,164
#   Micro Focus International P.L.C., Sponsored ADR......    12,770    243,907
    Millennium & Copthorne Hotels P.L.C..................    13,857     88,297
    Mitie Group P.L.C....................................    78,894    120,409
    MJ Gleeson P.L.C.....................................     1,085     10,322
    Mondi P.L.C..........................................    17,403    420,859
    Moneysupermarket.com Group P.L.C.....................   144,339    574,043
    Morgan Advanced Materials P.L.C......................    35,444    123,989
    Morgan Sindall Group P.L.C...........................    10,120    155,573
    Motorpoint group P.L.C...............................     4,035     10,499
    N Brown Group P.L.C..................................    15,969     18,293
    NAHL Group P.L.C.....................................     7,284      7,470
    National Grid P.L.C..................................    88,811    967,097
    National Grid P.L.C., Sponsored ADR..................     9,807    534,406
    NCC Group P.L.C......................................     7,937     13,380
    Next P.L.C...........................................    11,850    753,644
    NMC Health P.L.C.....................................     4,913    166,317
    Non-Standard Finance P.L.C...........................    28,755     20,938
    Norcros P.L.C........................................     4,809     11,981
    Northgate P.L.C......................................    35,778    174,398
*   Ocado Group P.L.C....................................    27,188    353,730
    On the Beach Group P.L.C.............................    25,508    147,251
    OneSavings Bank P.L.C................................    39,571    195,486
*   Ophir Energy P.L.C...................................    50,161     35,843
    Oxford Instruments P.L.C.............................    10,006    118,067
    Pagegroup P.L.C......................................   105,638    612,560
    Paragon Banking Group P.L.C..........................    49,207    268,011
    PayPoint P.L.C.......................................     4,270     47,664
    Pearson P.L.C........................................    29,998    356,643
#   Pearson P.L.C., Sponsored ADR........................    14,073    167,187
    Pendragon P.L.C......................................   479,754    164,001
    Persimmon P.L.C......................................    46,715  1,457,300
    Petrofac, Ltd........................................    90,955    655,527
*   Petropavlovsk P.L.C..................................   139,668     14,749
    Pets at Home Group P.L.C.............................    58,473    101,191
    Phoenix Group Holdings P.L.C.........................    65,570    546,691
    Photo-Me International P.L.C.........................    30,925     38,673
    Playtech P.L.C.......................................    38,306    194,792
    Polar Capital Holdings P.L.C.........................     1,231      7,617

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
    Polypipe Group P.L.C.................................  19,552 $  101,411
    Porvair P.L.C........................................   1,478      8,929
*   Premier Foods P.L.C.................................. 113,932     59,873
*   Provident Financial P.L.C............................  20,012    138,063
    Prudential P.L.C., ADR...............................  46,758  1,844,136
    Prudential P.L.C.....................................  23,058    450,925
*   PureTech Health P.L.C................................   5,528     12,349
    PZ Cussons P.L.C.....................................  23,846     56,066
    QinetiQ Group P.L.C..................................  79,137    314,924
    Quilter P.L.C........................................  38,899     62,690
    Rank Group P.L.C.....................................  14,277     29,745
    Rathbone Brothers P.L.C..............................   5,737    174,144
*   Raven Property Group, Ltd............................   4,637      2,672
    Reach P.L.C..........................................  49,497     38,218
    Reckitt Benckiser Group P.L.C........................  31,519  2,425,219
    Redde P.L.C..........................................   7,605     18,092
    Redrow P.L.C.........................................  60,251    459,479
    RELX P.L.C., Sponsored ADR........................... 113,390  2,514,986
    RELX P.L.C...........................................  20,913    463,213
    RELX P.L.C...........................................  62,004  1,370,322
    Renishaw P.L.C.......................................   6,539    400,917
    Rentokil Initial P.L.C............................... 346,789  1,531,468
    Restaurant Group P.L.C. (The)........................  55,831    109,315
*   Rhythmone P.L.C......................................   6,098     13,614
    Ricardo P.L.C........................................   3,720     30,185
    Rightmove P.L.C...................................... 228,405  1,414,372
    RM P.L.C.............................................   4,800     14,064
    Robert Walters P.L.C.................................   3,627     24,986
    Rolls-Royce Holdings P.L.C........................... 117,808  1,369,334
    Rotork P.L.C......................................... 153,757    554,969
    Royal Mail P.L.C..................................... 100,763    355,030
    RPC Group P.L.C......................................  70,671    735,845
    RPS Group P.L.C......................................  25,127     44,127
    RSA Insurance Group P.L.C............................  87,068    587,083
    Sage Group P.L.C. (The).............................. 108,100    888,514
*   Savannah Petroleum P.L.C.............................  14,019      4,923
    Savills P.L.C........................................  43,528    475,679
    Schroders P.L.C......................................  12,906    442,728
    Schroders P.L.C......................................   4,919    133,013
    SDL P.L.C............................................   4,158     29,979
    Senior P.L.C.........................................  58,566    173,883
    Severfield P.L.C.....................................  19,906     18,568
    Severn Trent P.L.C...................................  42,766  1,123,771
    SIG P.L.C............................................  73,180    114,542
    Smart Metering Systems P.L.C.........................   2,406     20,782
#   Smith & Nephew P.L.C., Sponsored ADR.................  22,655    862,249
    Smith & Nephew P.L.C.................................  29,820    561,770
    Smiths Group P.L.C...................................  74,660  1,417,753
    Softcat P.L.C........................................  28,836    263,583
    Spectris P.L.C.......................................  13,421    458,188
    Speedy Hire P.L.C....................................  69,931     53,966
    Spirax-Sarco Engineering P.L.C.......................   8,767    737,312
    Spire Healthcare Group P.L.C.........................   9,621     15,722
    Spirent Communications P.L.C.........................  75,291    145,698
*   Sports Direct International P.L.C....................  38,869    142,087
    SSE P.L.C............................................ 126,926  1,951,237
    SSP Group P.L.C......................................  78,570    687,695
    St James's Place P.L.C............................... 148,219  1,826,972
    St. Modwen Properties P.L.C..........................  47,236    254,363

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
UNITED KINGDOM -- (Continued)
    Stagecoach Group P.L.C...............................    49,313 $    100,501
    Standard Chartered P.L.C.............................    88,937      717,287
    Standard Life Aberdeen P.L.C.........................   131,892      436,031
    SThree P.L.C.........................................    11,464       41,209
    Stobart Group, Ltd...................................    36,729       73,805
    STV Group P.L.C......................................     2,401       10,590
    Superdry P.L.C.......................................     5,843       39,619
    Synthomer P.L.C......................................    63,436      298,425
    TalkTalk Telecom Group P.L.C.........................    85,213      124,923
    Tarsus Group P.L.C...................................     7,226       23,962
    Taylor Wimpey P.L.C.................................. 1,049,368    2,275,290
    Ted Baker P.L.C......................................     6,218      152,960
    Telecom Plus P.L.C...................................    14,706      272,345
    Telford Homes P.L.C..................................     4,098       18,344
    Tesco P.L.C..........................................   617,681    1,808,225
    Topps Tiles P.L.C....................................    19,712       17,071
    TP ICAP P.L.C........................................    37,842      156,458
    Travis Perkins P.L.C.................................    41,319      664,135
    Trifast P.L.C........................................     3,680        9,157
    TT Electronics P.L.C.................................    12,853       34,619
*   Tullow Oil P.L.C.....................................    36,067       96,851
    Tyman P.L.C..........................................     7,295       22,228
    U & I Group P.L.C....................................    18,768       49,958
    UDG Healthcare P.L.C.................................     1,995       15,188
    Ultra Electronics Holdings P.L.C.....................    13,839      232,987
    Unilever P.L.C., Sponsored ADR.......................    63,637    3,347,306
    Unilever P.L.C.......................................    23,908    1,255,984
    United Utilities Group P.L.C.........................   167,129    1,827,897
    Urban & Civic P.L.C..................................     3,598       13,229
*   Vectura Group P.L.C..................................    61,624       59,951
    Vertu Motors P.L.C...................................     6,379        3,292
    Vesuvius P.L.C.......................................    14,833      109,547
    Victrex P.L.C........................................    24,271      728,815
    Vitec Group P.L.C. (The).............................     3,330       50,756
    Vodafone Group P.L.C.................................   144,360      263,280
    Vodafone Group P.L.C., Sponsored ADR.................     2,548       46,479
    Volution Group P.L.C.................................     4,505        9,324
    Vp P.L.C.............................................     2,417       31,948
    Watkin Jones P.L.C...................................    10,616       32,336
    Weir Group P.L.C (The)...............................    11,097      219,605
    WH Smith P.L.C.......................................    18,697      479,949
    Whitbread P.L.C......................................     8,605      551,367
    William Hill P.L.C...................................   120,763      279,509
    Wilmington PL.C......................................     6,622       16,213
    Wincanton P.L.C......................................    12,368       38,972
*   Wizz Air Holdings P.L.C..............................       512       20,332
    Wm Morrison Supermarkets P.L.C.......................   295,243      907,919
    WPP P.L.C., Sponsored ADR............................     6,805      389,926
    WPP P.L.C............................................    97,381    1,114,380
    Xaar P.L.C...........................................     3,874        7,621
    XP Power, Ltd........................................       775       20,829
    Young & Co's Brewery P.L.C., Class A.................       299        5,955
                                                                    ------------
TOTAL UNITED KINGDOM.....................................            155,245,631
                                                                    ------------
UNITED STATES -- (0.0%)
    International Flavors & Fragrances, Inc..............       211       29,570

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES       VALUE>>
                                                            --------- --------------
UNITED STATES -- (Continued)
*     Maxar Technologies, Inc..............................     4,958 $       27,847
                                                                      --------------
TOTAL UNITED STATES........................................                   57,417
                                                                      --------------
TOTAL COMMON STOCKS........................................            1,050,493,753
                                                                      --------------
PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
      Bayerische Motoren Werke AG..........................     6,108        451,459
      Biotest AG...........................................     1,414         37,268
      Draegerwerk AG & Co. KGaA............................     1,325         73,583
      Fuchs Petrolub SE....................................    12,927        606,407
      Henkel AG & Co. KGaA.................................     5,635        548,477
      Jungheinrich AG......................................    15,735        477,591
      Porsche Automobil Holding SE.........................     7,039        457,725
      Sartorius AG.........................................     5,372        806,418
      Schaeffler AG........................................     9,114         80,940
      Sixt SE..............................................     4,004        256,231
      STO SE & Co. KGaA....................................       399         39,512
      Villeroy & Boch AG...................................       866         13,261
                                                                      --------------
TOTAL GERMANY..............................................                3,848,872
                                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
#*    Intercell AG Rights 05/16/13.........................       265              0
                                                                      --------------
CANADA -- (0.0%)
*     Tervita Corp. Warrants 07/19/20......................       171             21
                                                                      --------------
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 04/16/23...............   210,168              0
                                                                      --------------
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios SA
        Rights 02/05/19....................................    24,713         13,563
                                                                      --------------
SWEDEN -- (0.0%)
*     AddLife AB Rights 02/15/19...........................     2,159          2,624
                                                                      --------------
TOTAL RIGHTS/WARRANTS......................................                   16,208
                                                                      --------------
TOTAL INVESTMENT SECURITIES................................            1,054,358,833
                                                                      --------------

                                                                          VALUE+
SECURITIES LENDING COLLATERAL -- (2.6%)
@(S)  DFA Short Term Investment Fund....................... 2,442,897     28,266,765
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $1,024,631,597)^^................................           $1,082,625,598
                                                                      ==============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------
                                LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                               ---------- ----------- ------- -----------
Common Stocks
   Australia.................. $1,053,359 $55,493,657   --    $56,547,016
   Austria....................         --   4,307,219   --      4,307,219

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                 LEVEL 1        LEVEL 2      LEVEL 3     TOTAL
                               ------------   ------------ --------- --------------
   Belgium.................... $    371,264   $  9,030,782    --     $    9,402,046
   Canada.....................   87,955,453         56,095    --         88,011,548
   Denmark....................      689,548     23,862,107    --         24,551,655
   Finland....................           --     17,630,469    --         17,630,469
   France.....................      284,040     99,792,610    --        100,076,650
   Germany....................    2,742,410     78,481,592    --         81,224,002
   Hong Kong..................       40,096     24,552,240    --         24,592,336
   Ireland....................      318,538      5,015,653    --          5,334,191
   Israel.....................      513,177      4,521,249    --          5,034,426
   Italy......................    2,016,510     24,764,983    --         26,781,493
   Japan......................    4,516,103    244,387,061    --        248,903,164
   Netherlands................    9,550,847     28,101,719    --         37,652,566
   New Zealand................       61,196      4,332,537    --          4,393,733
   Norway.....................       12,649      7,973,565    --          7,986,214
   Portugal...................           --      1,405,904    --          1,405,904
   Singapore..................           --      9,834,324    --          9,834,324
   Spain......................      864,644     26,587,744    --         27,452,388
   Sweden.....................      666,344     35,655,814    --         36,322,158
   Switzerland................    7,852,230     69,894,973    --         77,747,203
   United Kingdom.............   26,119,318    129,126,313    --        155,245,631
   United States..............       27,847         29,570    --             57,417
Preferred Stocks
   Germany....................           --      3,848,872    --          3,848,872
Rights/Warrants
   Canada.....................           --             21    --                 21
   Spain......................           --         13,563    --             13,563
   Sweden.....................           --          2,624    --              2,624
Securities Lending
  Collateral..................           --     28,266,765    --         28,266,765
                               ------------   ------------    --     --------------
TOTAL......................... $145,655,573   $936,970,025    --     $1,082,625,598
                               ============   ============    ==     ==============

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                          SHARES   VALUE>>
                                                          ------- ----------
COMMON STOCKS -- (95.3%)
AUSTRALIA -- (6.3%)
*   3P Learning, Ltd.....................................  16,060 $   13,453
#   A2B Australia, Ltd...................................  35,743     53,350
    Accent Group, Ltd....................................  70,772     67,282
    Adairs, Ltd..........................................  37,884     50,808
    Adelaide Brighton, Ltd............................... 103,269    337,146
    AGL Energy, Ltd......................................  24,748    386,681
    Alliance Aviation Services, Ltd......................  13,604     22,777
    ALS, Ltd............................................. 141,822    750,994
    Altium, Ltd..........................................  17,452    318,908
    Alumina, Ltd.........................................  42,897     76,291
    AMA Group, Ltd.......................................  21,855     15,435
#*  Amaysim Australia, Ltd...............................  16,048     10,826
    Amcor, Ltd...........................................  54,487    540,986
#   AMP, Ltd............................................. 453,523    747,763
    Ansell, Ltd..........................................  19,014    324,649
#   AP Eagers, Ltd.......................................  15,675     73,168
    APA Group............................................  34,894    233,260
    Apollo Tourism & Leisure, Ltd........................  32,340     26,608
    Appen, Ltd...........................................  13,299    155,648
    ARB Corp., Ltd.......................................   8,250     94,058
    Ardent Leisure Group, Ltd............................  88,209     86,881
    ARQ Group, Ltd.......................................  18,865     24,523
    Asaleo Care, Ltd..................................... 108,794     71,420
    ASX, Ltd.............................................   2,768    128,522
    Atlas Arteria, Ltd...................................  63,579    308,063
    AUB Group, Ltd.......................................   6,771     58,445
*   Aurelia Metals, Ltd..................................  52,100     31,143
    Aurizon Holdings, Ltd................................ 287,081    919,928
    Ausdrill, Ltd........................................ 178,673    164,232
    AusNet Services...................................... 165,537    198,917
    Australia & New Zealand Banking Group, Ltd........... 147,342  2,682,193
#*  Australian Agricultural Co., Ltd..................... 106,141     82,662
    Australian Finance Group, Ltd........................  18,696     17,636
    Australian Pharmaceutical Industries, Ltd............ 117,548    107,831
    Auswide Bank, Ltd....................................   3,299     13,325
#   Automotive Holdings Group, Ltd.......................  40,084     45,443
    Aveo Group...........................................  87,738    103,549
    AVJennings, Ltd......................................  17,132      7,016
    Baby Bunting Group, Ltd..............................  11,398     17,521
    Bank of Queensland, Ltd..............................  58,945    436,709
    Bapcor, Ltd..........................................  78,137    351,539
*   Base Resources, Ltd..................................  44,322      7,745
    Beach Energy, Ltd.................................... 516,849    679,900
*   Beadell Resources, Ltd............................... 169,870      7,183
#   Bega Cheese, Ltd.....................................  13,156     48,690
    Bell Financial Group, Ltd............................  31,306     19,257
#*  Bellamy's Australia, Ltd.............................  11,116     70,531
    Bendigo & Adelaide Bank, Ltd.........................  78,614    617,748
    BHP Group, Ltd....................................... 207,542  5,299,150
#   BHP Group, Ltd., Sponsored ADR.......................     254     13,002
#   Bingo Industries, Ltd................................  50,056     76,255
#   Blackmores, Ltd......................................   1,997    187,388
    BlueScope Steel, Ltd................................. 120,539  1,101,289
    Boral, Ltd........................................... 178,444    645,557
    Brambles, Ltd........................................  60,252    467,492

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
AUSTRALIA -- (Continued)
    Bravura Solutions, Ltd...............................  38,691 $  118,591
    Breville Group, Ltd..................................  14,081    112,642
    Brickworks, Ltd......................................  22,111    265,425
#   BWX, Ltd.............................................   7,948      8,922
    Caltex Australia, Ltd................................  61,622  1,204,452
    Capitol Health, Ltd.................................. 106,977     21,448
*   Cardno, Ltd..........................................  56,221     38,276
*   Carnarvon Petroleum, Ltd............................. 287,098     80,686
    carsales.com, Ltd....................................  39,620    364,357
*   Cash Converters International, Ltd................... 147,100     26,227
    Cedar Woods Properties, Ltd..........................  15,467     55,190
    Centuria Capital Group...............................  47,027     46,162
    Challenger, Ltd......................................  73,176    386,216
    CIMIC Group, Ltd.....................................   4,470    145,724
    Citadel Group, Ltd. (The)............................   6,156     38,036
#   Class, Ltd...........................................   5,320      5,121
    Cleanaway Waste Management, Ltd...................... 495,881    652,718
    Clinuvel Pharmaceuticals, Ltd........................   2,420     38,125
    Coca-Cola Amatil, Ltd................................  55,150    336,826
    Cochlear, Ltd........................................   3,141    443,903
    Codan, Ltd...........................................  39,633     91,457
*   Coles Group, Ltd.....................................  40,143    365,041
#   Collection House, Ltd................................  41,771     42,239
    Collins Foods, Ltd...................................  35,393    162,042
#   Commonwealth Bank of Australia.......................  70,868  3,610,949
    Computershare, Ltd...................................  28,363    367,432
#*  Cooper Energy, Ltd................................... 328,856    113,877
#   Corporate Travel Management, Ltd.....................  11,486    196,716
    Costa Group Holdings, Ltd............................  53,942    217,982
#   Credit Corp. Group, Ltd..............................  15,302    245,173
*   CSG, Ltd.............................................  39,609      4,613
    CSR, Ltd............................................. 130,806    278,429
    Data#3, Ltd..........................................  13,503     15,733
*   Decmil Group, Ltd....................................  45,323     23,536
#   Dicker Data, Ltd.....................................   9,917     21,887
#   Domain Holdings Australia, Ltd.......................  67,266    118,078
#   Domino's Pizza Enterprises, Ltd......................   7,514    249,206
*   Doray Minerals, Ltd.................................. 126,028     33,963
    Downer EDI, Ltd......................................  82,064    426,842
    DuluxGroup, Ltd......................................  60,190    300,148
    DWS, Ltd.............................................   4,748      4,180
    Eclipx Group, Ltd....................................  76,114    123,794
    Elders, Ltd..........................................  38,829    177,361
#*  EML Payments, Ltd....................................  19,307     20,158
*   Empired, Ltd.........................................  30,093     10,738
#*  Energy World Corp., Ltd..............................  19,261      1,610
    EQT Holdings, Ltd....................................     676     12,093
    ERM Power, Ltd.......................................  22,101     24,394
    Estia Health, Ltd....................................  58,859    100,493
    Euroz, Ltd...........................................  22,449     18,711
    EVENT Hospitality and Entertainment, Ltd.............  27,118    266,985
    Evolution Mining, Ltd................................ 211,985    618,840
#*  FAR, Ltd............................................. 396,113     16,738
#   Finbar Group, Ltd....................................   8,281      4,887
    Fleetwood Corp., Ltd.................................  19,034     25,420
    FlexiGroup, Ltd......................................  81,405     78,013
    Flight Centre Travel Group, Ltd......................  10,111    317,279
    Fortescue Metals Group, Ltd.......................... 342,293  1,413,982
#   G8 Education, Ltd.................................... 107,070    247,104

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
AUSTRALIA -- (Continued)
*   Galaxy Resources, Ltd................................  17,015 $ 24,907
#*  Gascoyne Resources, Ltd..............................  18,229    1,795
    GBST Holdings, Ltd...................................   1,530    1,449
#   Genworth Mortgage Insurance Australia, Ltd...........  46,798   75,675
#*  Gold Road Resources, Ltd............................. 148,509   83,259
    Grange Resources, Ltd................................ 136,583   21,968
    Greencross, Ltd......................................  26,823  107,402
*   Greenland Minerals, Ltd.............................. 279,308   13,650
    GUD Holdings, Ltd....................................  13,326  108,824
#   GWA Group, Ltd.......................................  65,361  132,913
    Hansen Technologies, Ltd.............................  56,426  141,096
#   Harvey Norman Holdings, Ltd.......................... 143,732  352,972
#   Helloworld Travel, Ltd...............................   6,051   25,337
#   HT&E, Ltd............................................  69,508   82,990
    Huon Aquaculture Group, Ltd..........................   6,086   20,968
    IDP Education, Ltd...................................  24,578  203,208
    Iluka Resources, Ltd.................................  66,884  425,222
*   Imdex, Ltd........................................... 101,591   88,101
    IMF Bentham, Ltd.....................................  29,774   66,196
    Incitec Pivot, Ltd................................... 242,629  585,606
    Independence Group NL................................ 134,830  431,316
    Infigen Energy....................................... 206,596   67,667
    Infomedia, Ltd.......................................  63,939   58,309
#   Inghams Group, Ltd...................................  48,683  162,991
    Insurance Australia Group, Ltd....................... 155,986  805,926
    Integral Diagnostics, Ltd............................   4,996    9,785
    Integrated Research, Ltd.............................   9,550   16,997
#   InvoCare, Ltd........................................  21,371  189,799
#   IOOF Holdings, Ltd...................................  68,214  250,217
    IPH, Ltd.............................................  39,526  157,549
    IRESS, Ltd...........................................  21,406  183,179
    iSelect, Ltd.........................................  55,125   30,699
    iSentia Group, Ltd...................................  47,120    8,764
    IVE Group, Ltd.......................................  23,613   37,801
    James Hardie Industries P.L.C........................  21,269  236,898
#   Japara Healthcare, Ltd...............................  51,658   46,338
#   JB Hi-Fi, Ltd........................................  40,822  665,167
    Jumbo Interactive, Ltd...............................   6,105   35,519
#   Jupiter Mines, Ltd...................................  80,420   14,351
#*  Karoon Energy, Ltd...................................  57,060   35,143
*   Kingsgate Consolidated, Ltd..........................  33,671    3,799
#   Kogan.com, Ltd.......................................   4,259   13,360
    LendLease Group......................................  41,655  370,991
    Lifestyle Communities, Ltd...........................  14,823   56,044
    Link Administration Holdings, Ltd....................  66,077  344,293
    Lovisa Holdings, Ltd.................................   9,718   50,726
*   Lucapa Diamond Co., Ltd..............................  15,354    2,010
#*  Lynas Corp., Ltd..................................... 177,102  216,474
#   MACA, Ltd............................................  65,560   46,776
*   Macmahon Holdings, Ltd............................... 237,156   40,641
    Macquarie Group, Ltd.................................  11,322  962,934
    Magellan Financial Group, Ltd........................  15,143  315,472
    MaxiTRANS Industries, Ltd............................  11,936    4,340
*   Mayne Pharma Group, Ltd.............................. 400,453  235,175
#   McMillan Shakespeare, Ltd............................  25,022  279,654
#   McPherson's, Ltd.....................................  30,743   29,223
    Medibank Pvt, Ltd.................................... 210,778  401,834
*   Medusa Mining, Ltd...................................  45,149   12,466
#*  Mesoblast, Ltd.......................................  57,584   49,705

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
AUSTRALIA -- (Continued)
#*  Metals X, Ltd........................................ 150,864 $   39,053
    Michael Hill International, Ltd......................  22,149      9,192
*   Millennium Minerals, Ltd.............................  85,111     14,266
    Mineral Resources, Ltd...............................  55,465    641,422
*   MMA Offshore, Ltd.................................... 129,478     14,582
#   MNF Group, Ltd.......................................   4,270     13,979
#   Monadelphous Group, Ltd..............................  26,086    280,290
    Monash IVF Group, Ltd................................  37,578     24,843
#   Money3 Corp., Ltd....................................  28,388     36,717
    Mortgage Choice, Ltd.................................  32,978     23,923
    Motorcycle Holdings, Ltd.............................   2,826      4,257
    Mount Gibson Iron, Ltd............................... 190,843     89,788
#*  Myer Holdings, Ltd................................... 244,786     66,884
    MYOB Group, Ltd...................................... 102,931    254,050
    MyState, Ltd.........................................   7,026     23,710
    National Australia Bank, Ltd......................... 182,060  3,161,408
    Navigator Global Investments, Ltd....................  20,379     44,934
#   Navitas, Ltd.........................................  28,102    114,933
#*  NetComm Wireless, Ltd................................  13,414      7,327
    New Hope Corp., Ltd..................................  47,377    138,325
    Newcrest Mining, Ltd.................................  46,858    833,640
    nib holdings, Ltd....................................  85,198    331,622
#   Nick Scali, Ltd......................................  11,735     43,596
    Nine Entertainment Co. Holdings, Ltd................. 323,983    343,952
    Northern Star Resources, Ltd.........................  98,812    631,604
    NRW Holdings, Ltd.................................... 110,867    154,965
#   Nufarm, Ltd..........................................  70,877    322,193
    OFX Group, Ltd.......................................  40,584     51,445
    Oil Search, Ltd......................................  93,314    531,300
    OM Holdings, Ltd.....................................  98,157     94,448
#*  Onevue Holdings, Ltd.................................  24,977     10,665
    oOh!media, Ltd.......................................  77,014    201,002
    Orica, Ltd...........................................  42,632    532,202
*   Origin Energy, Ltd................................... 141,377    738,640
    Orora, Ltd........................................... 286,705    660,660
    OZ Minerals, Ltd.....................................  93,530    666,448
#   Pacific Current Group, Ltd...........................  10,681     43,954
#   Pact Group Holdings, Ltd.............................  47,849    132,061
*   Panoramic Resources, Ltd............................. 108,659     39,689
    Paragon Care, Ltd....................................   7,901      3,391
    Peet, Ltd............................................  40,858     31,716
#   Pendal Group, Ltd....................................  83,114    454,864
    Perpetual, Ltd.......................................  13,526    322,140
*   Perseus Mining, Ltd.................................. 278,562     84,285
    Pioneer Credit, Ltd..................................  17,994     40,626
#   Platinum Asset Management, Ltd.......................  42,077    138,420
*   PMP, Ltd.............................................  63,875      8,587
*   Praemium, Ltd........................................  43,406     20,775
    Premier Investments, Ltd.............................  16,585    167,027
*   Prime Media Group, Ltd...............................  92,232     15,803
    Pro Medicus, Ltd.....................................   5,102     45,077
    PWR Holdings, Ltd....................................  10,450     25,929
    Qantas Airways, Ltd..................................  56,667    224,658
    QBE Insurance Group, Ltd............................. 125,680    983,515
    QMS Media, Ltd.......................................  27,380     15,523
#   Qube Holdings, Ltd................................... 201,531    394,864
#*  Ramelius Resources, Ltd.............................. 127,013     52,606
    RCR Tomlinson, Ltd...................................  47,676     30,150
    REA Group, Ltd.......................................   2,678    148,005

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
AUSTRALIA -- (Continued)
    Reckon, Ltd..........................................   6,209 $    3,121
    Reece, Ltd...........................................   8,247     59,635
    Regis Healthcare, Ltd................................  30,740     66,775
    Regis Resources, Ltd................................. 145,748    551,580
#   Reject Shop, Ltd. (The)..............................   5,557     11,189
#   Reliance Worldwide Corp., Ltd........................  58,147    203,497
    Resolute Mining, Ltd................................. 199,404    164,191
#*  Retail Food Group, Ltd...............................  24,789      5,495
    Ridley Corp., Ltd....................................  47,896     48,687
    Rio Tinto, Ltd.......................................  38,586  2,453,517
    Ruralco Holdings, Ltd................................   9,648     21,264
    RXP Services, Ltd....................................  24,648      8,963
    Sandfire Resources NL................................  58,335    297,590
    Santos, Ltd.......................................... 153,785    725,588
*   Saracen Mineral Holdings, Ltd........................ 120,142    294,912
    SeaLink Travel Group, Ltd............................  12,568     38,370
    Seek, Ltd............................................  25,229    312,777
    Select Harvests, Ltd.................................  21,439     93,942
*   Senex Energy, Ltd.................................... 293,171     73,901
#   Servcorp, Ltd........................................  12,793     27,307
    Service Stream, Ltd..................................  74,410    104,760
    Seven Group Holdings, Ltd............................  16,794    193,680
*   Seven West Media, Ltd................................ 334,126    131,346
    SG Fleet Group, Ltd..................................  15,329     31,645
    Sigma Healthcare, Ltd................................ 213,333     83,824
    Silver Chef, Ltd.....................................   4,994      7,163
*   Silver Lake Resources, Ltd........................... 124,685     51,361
    Sims Metal Management, Ltd...........................  42,864    324,502
    SmartGroup Corp., Ltd................................   8,685     66,304
    Sonic Healthcare, Ltd................................  21,451    359,810
    South32, Ltd., ADR...................................   2,251     28,711
    South32, Ltd......................................... 378,205    967,736
    Southern Cross Media Group, Ltd...................... 214,940    164,408
    Spark Infrastructure Group........................... 209,455    368,044
#   SpeedCast International, Ltd.........................  76,666    162,467
#   SRG Global, Ltd......................................  58,683     20,302
    St Barbara, Ltd...................................... 185,488    676,378
    Stanmore Coal, Ltd...................................  34,038     23,684
    Steadfast Group, Ltd.................................  63,233    121,677
    Suncorp Group, Ltd...................................  54,500    515,445
    Sundance Energy Australia, Ltd....................... 190,843     66,894
    Sunland Group, Ltd...................................   6,809      7,518
#   Super Retail Group, Ltd..............................  40,172    213,074
#*  Superloop, Ltd.......................................  17,497     18,343
    Sydney Airport.......................................  41,285    197,065
#*  Syrah Resources, Ltd.................................  23,092     26,341
    Tassal Group, Ltd....................................  41,799    132,705
    Technology One, Ltd..................................  44,601    226,713
    Telstra Corp., Ltd................................... 163,858    371,504
*   Terracom, Ltd........................................  40,724     17,682
#   Thorn Group, Ltd.....................................  35,581     15,782
#   TPG Telecom, Ltd.....................................  88,273    448,349
#   Transurban Group.....................................  45,743    405,661
*   Troy Resources, Ltd..................................     583         45
#   Villa World, Ltd.....................................  47,288     64,267
*   Village Roadshow, Ltd................................  22,975     51,055
*   Virgin Australia Holdings, Ltd....................... 393,465     51,444
    Virtus Health, Ltd...................................  22,644     69,258
    Vita Group, Ltd......................................  22,463     18,988

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE>>
                                                          ------- -----------
AUSTRALIA -- (Continued)
#*  Vocus Group, Ltd..................................... 183,044 $   450,003
    Webjet, Ltd..........................................  15,584     136,037
#   Webster, Ltd.........................................  11,619      13,003
    Wesfarmers, Ltd......................................  37,966     890,628
    Western Areas, Ltd...................................  61,478     105,570
#*  Westgold Resources, Ltd..............................  40,111      29,752
    Westpac Banking Corp................................. 170,325   3,044,052
    Whitehaven Coal, Ltd................................. 269,225     974,204
#   WiseTech Global, Ltd.................................   7,778     116,022
    Woodside Petroleum, Ltd..............................  38,016     950,910
    Woolworths Group, Ltd................................  34,137     729,439
    WorleyParsons, Ltd...................................  58,243     589,989
    WPP AUNZ, Ltd........................................  68,187      27,318
*   Xero, Ltd............................................   1,193      38,008
                                                                  -----------
TOTAL AUSTRALIA..........................................          78,538,917
                                                                  -----------
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG...............................   4,134      86,450
    ANDRITZ AG...........................................   8,612     425,158
    Atrium European Real Estate, Ltd.....................  24,184      93,334
    Austria Technologie & Systemtechnik AG...............   8,985     185,492
    CA Immobilien Anlagen AG.............................  10,722     383,856
    DO & CO AG...........................................   1,196     113,965
    Erste Group Bank AG..................................  25,198     879,546
    EVN AG...............................................   8,642     139,857
#   FACC AG..............................................   2,706      50,055
    Flughafen Wien AG....................................     986      40,862
    IMMOFINANZ AG........................................  17,520     463,207
    Kapsch TrafficCom AG.................................     788      31,572
#   Lenzing AG...........................................   4,008     392,115
    Mayr Melnhof Karton AG...............................   1,715     225,635
    Oesterreichische Post AG.............................   4,363     164,168
    OMV AG...............................................   9,131     454,018
    Palfinger AG.........................................   1,670      51,795
#   POLYTEC Holding AG...................................   2,865      31,662
#   Porr AG..............................................   2,673      61,174
    Raiffeisen Bank International AG.....................  38,525   1,019,092
    Rosenbauer International AG..........................     131       6,031
    S IMMO AG............................................   8,446     162,872
    Schoeller-Bleckmann Oilfield Equipment AG............   1,480     115,105
#*  Semperit AG Holding..................................     945      15,159
    Strabag SE...........................................   4,197     146,958
    Telekom Austria AG...................................  26,772     204,684
#   UBM Development AG...................................   1,080      46,719
    UNIQA Insurance Group AG.............................  37,705     344,243
    Verbund AG...........................................   5,936     303,373
    Wienerberger AG......................................   9,422     211,524
*   Zumtobel Group AG....................................   2,684      24,246
                                                                  -----------
TOTAL AUSTRIA............................................           6,873,927
                                                                  -----------
BELGIUM -- (0.9%)
    Ackermans & van Haaren NV............................   5,314     850,407
    Ageas................................................  26,688   1,240,896
*   AGFA-Gevaert NV......................................  70,197     276,110
#*  Argenx SE, ADR.......................................     932      98,895
    Atenor...............................................     548      35,134
    Banque Nationale de Belgique.........................      19      52,893
    Barco NV.............................................   1,699     207,834

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------ -----------
BELGIUM -- (Continued)
#   Bekaert SA...........................................  7,752 $   208,793
*   Biocartis NV.........................................  1,531      21,402
#   bpost SA............................................. 13,289     121,826
    Cie d'Entreprises CFE................................  2,314     245,630
    Cie Immobiliere de Belgique SA.......................    381      24,087
    Colruyt SA........................................... 10,547     757,448
    Deceuninck NV........................................ 13,585      33,609
    D'ieteren SA.........................................  5,565     210,852
    Econocom Group SA.................................... 16,652      60,383
    Elia System Operator SA..............................  3,275     239,636
#   Euronav NV........................................... 15,850     124,102
*   Euronav NV........................................... 18,516     144,054
    EVS Broadcast Equipment SA...........................  4,613     113,187
*   Exmar NV.............................................  9,024      64,956
    Fagron...............................................  7,251     132,209
    Gimv NV..............................................  3,232     184,972
    Jensen-Group NV......................................    861      34,515
    KBC Group NV......................................... 15,137   1,027,651
    Kinepolis Group NV...................................  2,510     148,908
    Lotus Bakeries.......................................     51     135,742
#   Melexis NV...........................................  2,995     211,178
#*  Nyrstar NV........................................... 15,384       9,969
    Ontex Group NV....................................... 15,768     335,777
*   Oxurion NV...........................................  7,971      34,315
    Picanol..............................................    293      24,556
    Proximus SADP........................................ 27,141     728,620
    Recticel SA.......................................... 11,663      94,883
    Resilux..............................................    280      41,698
    Roularta Media Group NV..............................    370       6,375
    Sioen Industries NV..................................  2,506      68,721
    Sipef NV.............................................  1,654      97,082
    Solvay SA............................................ 12,193   1,327,449
    Telenet Group Holding NV.............................  5,222     241,729
    TER Beke SA..........................................    193      31,009
*   Tessenderlo Group SA.................................  6,656     235,714
    Umicore SA........................................... 18,461     780,480
    Van de Velde NV......................................    784      22,934
                                                                 -----------
TOTAL BELGIUM............................................         11,088,620
                                                                 -----------
CANADA -- (10.1%)
*   5N Plus, Inc......................................... 14,000      34,309
    Absolute Software Corp...............................  8,900      55,813
#   Acadian Timber Corp..................................  3,200      42,814
#*  Advantage Oil & Gas, Ltd............................. 49,377      77,037
    Aecon Group, Inc..................................... 18,295     254,385
#*  Africa Oil Corp...................................... 14,600      13,445
#   AG Growth International, Inc.........................  5,800     222,209
    AGF Management, Ltd., Class B........................ 22,987      94,996
    Agnico Eagle Mines, Ltd.............................. 15,827     689,741
#   AGT Food & Ingredients, Inc..........................  2,100      26,179
*   Aimia, Inc........................................... 25,250      69,949
*   Air Canada........................................... 19,241     434,477
#   AirBoss of America Corp..............................  3,978      25,371
*   Alacer Gold Corp..................................... 84,338     194,485
    Alamos Gold, Inc., Class A........................... 77,198     343,702
    Alamos Gold, Inc., Class A........................... 18,797      83,833
#   Alaris Royalty Corp.................................. 12,782     182,982
*   Alexco Resource Corp.................................  1,285       1,452
*   Alexco Resource Corp................................. 10,800      12,000

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
#   Algoma Central Corp..................................   1,200 $   12,841
    Algonquin Power & Utilities Corp.....................  26,260    289,990
    Algonquin Power & Utilities Corp.....................  11,652    128,638
    Alimentation Couche-Tard, Inc., Class B..............  10,126    550,092
#*  Alio Gold, Inc.......................................   6,570      5,600
#   AltaGas, Ltd.........................................  47,228    483,440
    Altius Minerals Corp.................................   8,401     74,742
    Altus Group, Ltd.....................................   4,886     91,700
#*  Americas Silver Corp.................................   7,847     13,855
#*  Amerigo Resources, Ltd...............................  32,000     22,649
#   ARC Resources, Ltd...................................  99,491    719,331
*   Argonaut Gold, Inc...................................  55,372     74,591
*   Aritzia, Inc.........................................   9,850    127,665
#*  Asanko Gold, Inc.....................................  35,902     28,690
    Atco, Ltd., Class I..................................   7,139    225,751
#*  Athabasca Oil Corp...................................  92,749     69,176
*   ATS Automation Tooling Systems, Inc..................   5,780     74,430
#*  Aurora Cannabis, Inc.................................  51,746    366,253
#   AutoCanada, Inc......................................   4,621     39,424
*   B2Gold Corp.......................................... 354,491  1,122,328
#   Badger Daylighting, Ltd..............................   4,456    118,560
    Bank of Montreal.....................................  25,724  1,882,974
    Bank of Montreal.....................................  28,863  2,112,483
    Bank of Nova Scotia (The)............................  25,800  1,468,732
#   Bank of Nova Scotia (The)............................  46,621  2,654,600
    Barrick Gold Corp.................................... 140,464  1,880,408
    Barrick Gold Corp.................................... 128,507  1,720,709
    Barrick Gold Corp....................................   5,632     74,712
*   Baytex Energy Corp................................... 123,867    208,337
#*  Baytex Energy Corp...................................   2,602      4,371
    BCE, Inc.............................................   3,215    139,776
    BCE, Inc.............................................   2,798    121,713
#*  Bellatrix Exploration, Ltd...........................   4,740      2,381
    Birchcliff Energy, Ltd...............................  78,147    186,751
*   Black Diamond Group, Ltd.............................   7,742     11,725
*   BlackBerry, Ltd......................................  52,933    426,220
#*  BlackBerry, Ltd......................................  17,367    140,152
    BMTC Group, Inc......................................   3,210     36,401
#*  BNK Petroleum, Inc...................................  27,500      5,442
#*  Bombardier, Inc., Class A............................  11,600     18,495
#*  Bombardier, Inc., Class B............................ 105,030    159,070
#   Bonavista Energy Corp................................  84,553     78,507
#   Bonterra Energy Corp.................................   6,180     27,609
#   Boralex, Inc., Class A...............................  26,823    381,538
    Brookfield Asset Management, Inc., Class A...........  25,019  1,077,068
#   Brookfield Real Estate Services, Inc.................   1,100     12,800
    BRP, Inc.............................................   3,068     88,308
#*  BSM Technologies, Inc................................   9,300      5,450
#*  Calfrac Well Services, Ltd...........................  26,244     56,125
    Calian Group, Ltd....................................   2,100     48,762
    Cameco Corp..........................................  25,300    306,538
    Cameco Corp..........................................  38,412    465,553
    Canaccord Genuity Group, Inc.........................  36,583    166,217
*   Canacol Energy, Ltd..................................  16,100     52,934
#*  Canada Goose Holdings, Inc...........................   5,554    285,809
    Canadian Imperial Bank of Commerce...................   8,700    737,674
    Canadian Imperial Bank of Commerce...................  17,164  1,455,336
    Canadian National Railway Co.........................   3,700    308,767
    Canadian National Railway Co.........................  11,986  1,001,071

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    Canadian Natural Resources, Ltd......................   6,235 $  167,364
    Canadian Natural Resources, Ltd...................... 120,489  3,236,335
    Canadian Pacific Railway, Ltd........................   1,800    368,932
    Canadian Pacific Railway, Ltd........................   2,100    430,290
#   Canadian Tire Corp., Ltd., Class A...................   5,068    576,439
    Canadian Utilities, Ltd., Class A....................   4,811    123,685
#   Canadian Western Bank................................  29,641    663,677
*   Canfor Corp..........................................  21,927    302,384
    Canfor Pulp Products, Inc............................   9,091    128,068
#*  Canopy Growth Corp...................................   1,399     68,590
*   Canopy Growth Corp...................................     543     26,596
#   CanWel Building Materials Group, Ltd.................  20,500     78,789
    Capital Power Corp...................................  18,001    394,009
#*  Capstone Mining Corp.................................  60,575     26,739
#   Cardinal Energy, Ltd.................................  26,424     43,841
    Cascades, Inc........................................  21,587    163,798
    CCL Industries, Inc., Class B........................   4,850    204,490
*   Celestica, Inc.......................................  25,918    257,366
    Cenovus Energy, Inc..................................  61,500    480,224
    Cenovus Energy, Inc..................................  32,519    253,323
*   Centerra Gold, Inc...................................  67,103    340,124
    Cervus Equipment Corp................................   2,500     25,191
#   CES Energy Solutions Corp............................  61,798    156,147
    CGI, Inc.............................................   8,717    575,409
#   Chesswood Group, Ltd.................................   2,800     24,357
#*  China Gold International Resources Corp., Ltd........  56,934     71,062
    CI Financial Corp....................................  43,856    590,443
#   Cineplex, Inc........................................  23,165    501,399
#   Clearwater Seafoods, Inc.............................   5,177     20,134
    Cogeco Communications, Inc...........................   6,247    356,150
    Cogeco, Inc..........................................   1,976    101,360
    Colliers International Group, Inc....................   1,020     65,138
    Colliers International Group, Inc....................   5,449    348,682
    Computer Modelling Group, Ltd........................  15,890     82,355
*   Conifex Timber, Inc..................................   2,800      4,411
    Constellation Software, Inc..........................   1,054    786,616
*   Continental Gold, Inc................................  33,898     60,369
#*  Copper Mountain Mining Corp..........................  51,894     34,755
    Corus Entertainment, Inc., Class B...................  34,915    148,009
    Cott Corp............................................  15,398    233,742
    Cott Corp............................................  15,656    236,994
    Crescent Point Energy Corp...........................  81,675    243,665
    Crescent Point Energy Corp...........................   9,725     29,076
*   Crew Energy, Inc.....................................  30,233     20,708
*   CRH Medical Corp.....................................  21,248     67,757
*   Delphi Energy Corp...................................  49,792     14,779
#*  Denison Mines Corp................................... 140,508     70,577
*   Descartes Systems Group, Inc. (The)..................   1,400     43,484
*   Detour Gold Corp.....................................  53,700    537,838
#   DHX Media, Ltd.......................................  31,800     60,505
*   DIRTT Environmental Solutions........................   5,700     30,236
    Dollarama, Inc.......................................  11,865    319,392
    Dorel Industries, Inc., Class B......................   8,016     99,624
*   DREAM Unlimited Corp., Class A.......................  20,200    110,228
*   Dundee Precious Metals, Inc..........................  41,531    134,333
*   Echelon Financial Holdings, Inc......................   1,200     13,032
    ECN Capital Corp.....................................  99,265    288,590
    E-L Financial Corp., Ltd.............................     100     59,211
*   Eldorado Gold Corp...................................  34,106    127,708

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
#*  Eldorado Gold Corp...................................   1,449 $    5,432
    Element Fleet Management Corp........................ 128,411    691,921
#   Emera, Inc...........................................   2,190     76,670
    Empire Co., Ltd., Class A............................  23,897    537,248
#   Enbridge, Inc........................................  23,066    842,810
    Enbridge, Inc........................................  19,907    728,994
    Encana Corp..........................................  63,221    433,999
#   Encana Corp..........................................  56,119    386,099
#*  Endeavour Mining Corp................................  15,581    268,468
#*  Endeavour Silver Corp................................  10,300     22,890
*   Endeavour Silver Corp................................   4,949     10,987
    Enerflex, Ltd........................................  27,441    362,552
#*  Energy Fuels, Inc....................................  12,193     34,984
#   Enerplus Corp........................................  42,400    366,900
    Enerplus Corp........................................  48,910    423,561
    Enghouse Systems, Ltd................................   7,732    211,608
    Ensign Energy Services, Inc..........................  37,617    144,290
*   Epsilon Energy, Ltd..................................   3,422     14,530
    Equitable Group, Inc.................................   2,750    139,577
*   Essential Energy Services Trust......................  19,400      4,208
    Evertz Technologies, Ltd.............................   4,600     56,574
#   Exchange Income Corp.................................   4,758    105,375
    Exco Technologies, Ltd...............................   6,801     51,605
#   Extendicare, Inc.....................................  16,049     89,165
    Fairfax Financial Holdings, Ltd......................   3,917  1,852,895
    Fiera Capital Corp...................................   9,953     91,126
    Finning International, Inc...........................  27,542    521,934
#   Firm Capital Mortgage Investment Corp................   7,100     72,894
    First Capital Realty, Inc............................  17,724    276,796
#*  First Majestic Silver Corp...........................  44,200    270,458
*   First Mining Gold Corp...............................  44,500     12,531
    First National Financial Corp........................   3,000     65,779
    First Quantum Minerals, Ltd..........................  55,280    639,910
    FirstService Corp....................................   4,525    367,792
    FirstService Corp....................................   1,700    138,114
#*  Fission Uranium Corp.................................  72,500     30,899
    Fortis, Inc..........................................   9,259    330,208
    Fortis, Inc..........................................   6,800    242,624
*   Fortuna Silver Mines, Inc............................  46,259    186,240
*   Fortuna Silver Mines, Inc............................   1,312      5,287
    Franco-Nevada Corp...................................     400     31,030
#   Franco-Nevada Corp...................................   2,203    171,041
#   Freehold Royalties, Ltd..............................  24,920    168,985
#   Frontera Energy Corp.................................   2,400     21,553
*   GDI Integrated Facility Services, Inc................   2,600     38,784
*   Gear Energy, Ltd.....................................  59,300     27,530
#   Genworth MI Canada, Inc..............................  10,639    362,015
    George Weston, Ltd...................................   9,816    712,994
    Gibson Energy, Inc...................................  21,859    331,225
    Gildan Activewear, Inc...............................   4,100    138,763
    Gildan Activewear, Inc...............................   6,808    230,655
#   Gluskin Sheff & Associates, Inc......................   7,174     54,599
    GMP Capital, Inc.....................................  11,400     20,302
#   goeasy, Ltd..........................................   4,750    150,784
    Goldcorp, Inc........................................  25,317    283,238
    Goldcorp, Inc........................................  45,984    514,561
*   Golden Star Resources, Ltd...........................  10,349     39,539
*   GoldMining, Inc......................................  18,000     12,603
*   GoldMoney, Inc.......................................   5,800      7,107

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
*   Gran Tierra Energy, Inc..............................   2,706 $    6,413
*   Gran Tierra Energy, Inc.............................. 126,076    296,491
    Great-West Lifeco, Inc...............................  17,378    372,967
    Guardian Capital Group, Ltd., Class A................   4,328     75,693
*   Guyana Goldfields, Inc...............................  26,400     34,558
*   Heroux-Devtek, Inc...................................   8,414     81,069
#   High Arctic Energy Services, Inc.....................   8,400     24,229
#   High Liner Foods, Inc................................   8,950     50,950
#*  Home Capital Group, Inc..............................  23,185    296,793
    Horizon North Logistics, Inc.........................  49,300     69,413
    Hudbay Minerals, Inc.................................  31,643    189,542
    Hudbay Minerals, Inc.................................  49,524    296,628
#   Hudson's Bay Co......................................  26,087    161,611
    Husky Energy, Inc....................................  73,324    869,988
    Hydro One, Ltd.......................................  12,600    197,446
*   IA Financial Crop., Inc..............................  19,400    720,662
*   IAMGOLD Corp......................................... 134,361    503,106
*   IAMGOLD Corp.........................................   4,292     16,138
*   IBI Group, Inc.......................................   1,900      5,639
    IGM Financial, Inc...................................   7,769    199,731
#*  Imperial Metals Corp.................................   7,560     10,242
    Imperial Oil, Ltd....................................  13,207    376,267
*   Indigo Books & Music, Inc............................     900      6,925
    Information Services Corp............................   2,700     32,570
    Innergex Renewable Energy, Inc.......................  16,586    181,524
    Intact Financial Corp................................   1,867    147,575
    Inter Pipeline, Ltd..................................  32,015    514,599
*   Interfor Corp........................................  21,569    294,000
#   Intertape Polymer Group, Inc.........................  13,500    202,508
    Invesque, Inc........................................   5,600     43,456
*   Ivanhoe Mines, Ltd., Class A......................... 129,904    280,777
#   Jamieson Wellness, Inc...............................   6,375    101,790
#   Just Energy Group, Inc...............................  15,696     57,698
    Just Energy Group, Inc...............................   4,023     14,805
    K-Bro Linen, Inc.....................................   1,451     40,749
#*  Kelt Exploration, Ltd................................  32,100    110,180
#   Keyera Corp..........................................  34,254    727,860
*   Kinaxis, Inc.........................................   2,435    144,790
#   Kinder Morgan Canada, Ltd............................     633      7,090
*   Kinross Gold Corp.................................... 380,521  1,271,348
*   Kinross Gold Corp....................................  27,330     91,829
    Kirkland Lake Gold, Ltd..............................  24,117    775,848
*   Knight Therapeutics, Inc.............................  34,271    205,530
#   KP Tissue, Inc.......................................   1,300      8,598
#   Labrador Iron Ore Royalty Corp.......................   7,509    173,388
#*  Largo Resources, Ltd.................................  40,433     88,316
    Lassonde Industries, Inc., Class A...................     459     71,787
#   Laurentian Bank of Canada............................  12,069    405,714
#*  Leagold Mining Corp..................................  10,300     17,246
    Leon's Furniture, Ltd................................   5,506     60,342
    Linamar Corp.........................................  14,328    555,476
    Loblaw Cos., Ltd.....................................  15,788    764,577
#   Lucara Diamond Corp.................................. 104,952    133,392
*   Lundin Gold, Inc.....................................  10,600     42,918
    Lundin Mining Corp................................... 173,438    791,984
    Magellan Aerospace Corp..............................   4,737     56,673
    Magna International, Inc.............................  33,638  1,780,271
    Magna International, Inc.............................  26,058  1,378,729
#*  Mainstreet Equity Corp...............................     500     16,363

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
*   Major Drilling Group International, Inc..............  25,920 $   97,056
    Manulife Financial Corp..............................  14,200    228,138
    Manulife Financial Corp..............................  65,511  1,053,417
    Maple Leaf Foods, Inc................................  18,000    400,837
#*  Marathon Gold Corp...................................  14,000      9,589
    Martinrea International, Inc.........................  28,236    270,552
#   Mediagrif Interactive Technologies, Inc..............   2,100     16,614
#   Medical Facilities Corp..............................  12,350    162,417
*   MEG Energy Corp......................................  53,156    219,671
    Melcor Developments, Ltd.............................   1,100     10,615
    Methanex Corp........................................   1,735     94,544
    Methanex Corp........................................  10,248    559,233
    Metro, Inc...........................................  17,943    652,350
    Morguard Corp........................................     700     97,332
    Morneau Shepell, Inc.................................   8,000    160,980
    Mountain Province Diamonds, Inc......................   3,882      4,638
    MTY Food Group, Inc..................................   2,985    160,228
#   Mullen Group, Ltd....................................  31,081    284,802
    National Bank of Canada..............................  49,357  2,321,445
*   New Gold, Inc........................................  93,948    106,536
    NFI Group, Inc.......................................  18,644    488,537
    Norbord, Inc.........................................   3,712    107,351
#   Norbord, Inc.........................................   9,497    274,653
    North American Construction Group, Ltd...............   5,200     54,377
    North American Construction Group, Ltd...............   5,792     60,468
    North West Co., Inc. (The)...........................   8,609    204,226
    Northland Power, Inc.................................  18,164    329,978
    Nutrien, Ltd.........................................     774     40,118
    Nutrien, Ltd.........................................  24,469  1,267,992
#*  NuVista Energy, Ltd..................................  52,211    156,957
#*  Obsidian Energy, Ltd.................................  68,600     27,671
*   Obsidian Energy, Ltd.................................  20,635      8,064
    OceanaGold Corp...................................... 179,005    638,939
    Onex Corp............................................   3,480    196,731
    Open Text Corp.......................................   5,600    199,076
    Open Text Corp.......................................  12,999    463,284
    Osisko Gold Royalties, Ltd...........................  16,991    166,300
    Osisko Gold Royalties, Ltd...........................  17,699    173,096
*   Osisko Mining, Inc...................................   9,905     20,429
#*  Painted Pony Energy, Ltd.............................  23,500     24,145
    Pan American Silver Corp.............................   1,100     16,409
    Pan American Silver Corp.............................  47,748    711,923
#*  Paramount Resources, Ltd., Class A...................  14,976     88,332
*   Parex Resources, Inc.................................  58,174    872,200
#   Parkland Fuel Corp...................................  24,374    697,301
    Pason Systems, Inc...................................  14,685    231,013
    Pembina Pipeline Corp................................   8,733    311,069
#*  Pengrowth Energy Corp................................  83,284     48,806
*   Pengrowth Energy Corp................................   4,002      2,305
#   Peyto Exploration & Development Corp.................  50,298    258,773
*   PHX Energy Services Corp.............................   8,838     17,287
    Pizza Pizza Royalty Corp.............................   7,900     60,064
*   Points International, Ltd............................   1,000     10,784
*   Points International, Ltd............................   1,715     18,368
    Polaris Infrastructure, Inc..........................   6,500     54,614
#*  PolyMet Mining Corp..................................   9,900      7,384
#   PrairieSky Royalty, Ltd..............................  28,571    412,708
*   Precision Drilling Corp..............................  58,864    129,470
*   Precision Drilling Corp..............................  19,847     43,266

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
*   Premier Gold Mines, Ltd..............................  44,350 $   59,406
    Premium Brands Holdings Corp.........................   7,654    450,927
*   Pretium Resources, Inc...............................  12,757    100,270
*   Pretium Resources, Inc...............................  12,363     97,101
*   Pulse Seismic, Inc...................................   4,200      8,055
#   Quarterhill, Inc.....................................  47,100     45,525
    Quebecor, Inc., Class B..............................  14,800    348,388
#*  Real Matters, Inc....................................   7,500     23,060
#   Recipe Unlimited Corp................................   5,300    110,118
    Reitmans Canada, Ltd., Class A.......................  12,000     33,152
#   Richelieu Hardware, Ltd..............................  14,852    265,741
    Ritchie Bros Auctioneers, Inc........................   1,000     35,945
    Ritchie Bros Auctioneers, Inc........................   3,431    123,379
    Rocky Mountain Dealerships, Inc......................   4,278     28,554
    Rogers Communications, Inc., Class B.................  10,036    542,912
    Rogers Communications, Inc., Class B.................   4,076    220,389
#   Rogers Sugar, Inc....................................  31,218    137,564
*   Roxgold, Inc......................................... 101,700     67,338
    Royal Bank of Canada.................................   7,300    555,688
    Royal Bank of Canada.................................  38,354  2,921,808
    Russel Metals, Inc...................................  22,165    391,866
*   Sabina Gold & Silver Corp............................  40,900     41,711
*   Sandstorm Gold, Ltd..................................  45,436    238,254
    Saputo, Inc..........................................   9,280    272,054
#   Savaria Corp.........................................   3,496     38,500
#   Secure Energy Services, Inc..........................  48,309    298,542
*   SEMAFO, Inc..........................................  83,058    187,741
*   Seven Generations Energy, Ltd., Class A.............. 100,026    776,487
    Shaw Communications, Inc., Class B...................   2,500     50,763
    Shaw Communications, Inc., Class B...................  36,208    736,109
    ShawCor, Ltd.........................................  20,162    311,034
*   Shopify, Inc., Class A...............................     852    143,536
#   Sienna Senior Living, Inc............................   4,500     59,180
#*  Sierra Wireless, Inc.................................   2,200     34,257
*   Sierra Wireless, Inc.................................   7,615    118,337
    Sleep Country Canada Holdings, Inc...................  13,187    207,949
    SNC-Lavalin Group, Inc...............................  12,279    341,750
*   Solium Capital, Inc..................................   1,700     16,988
#*  Spin Master Corp.....................................   2,624     83,097
#   Sprott, Inc..........................................  19,399     37,648
*   SSR Mining, Inc......................................  10,834    148,582
*   SSR Mining, Inc......................................  18,862    258,787
    Stantec, Inc.........................................   1,800     42,796
    Stantec, Inc.........................................  17,759    422,664
#   Stella-Jones, Inc....................................   5,995    193,453
*   Storm Resources, Ltd.................................   5,000      7,154
#*  Stornoway Diamond Corp...............................  47,014      6,977
    Stuart Olson, Inc....................................   5,900     24,382
    Sun Life Financial, Inc..............................  26,089    941,552
    Suncor Energy, Inc...................................   5,800    187,064
    Suncor Energy, Inc................................... 152,003  4,912,737
#*  SunOpta, Inc.........................................   6,692     27,859
#   Superior Plus Corp...................................  39,027    322,564
    Supremex, Inc........................................   3,700      7,237
#   Surge Energy, Inc....................................  95,735     98,362
#*  Tahoe Resources, Inc.................................  51,227    194,156
*   Tahoe Resources, Inc.................................  16,073     60,917
*   Tamarack Valley Energy, Ltd..........................  68,150    112,032
*   Taseko Mines, Ltd....................................  33,379     19,307

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
CANADA -- (Continued)
    Teck Resources, Ltd., Class B........................  58,533 $  1,425,515
    Teck Resources, Ltd., Class B........................  57,219    1,393,855
    TELUS Corp...........................................   1,498       52,466
*   Teranga Gold Corp....................................  20,900       64,261
*   Tervita Corp.........................................     759        4,066
    TFI International, Inc...............................  29,167      858,617
    Thomson Reuters Corp.................................   7,800      407,883
#   Thomson Reuters Corp.................................   3,237      169,425
#   Tidewater Midstream and Infrastructure, Ltd..........  60,600       58,112
#   Timbercreek Financial Corp...........................  26,435      186,098
#*  TMAC Resources, Inc..................................   1,000        5,213
    TMX Group, Ltd.......................................   6,595      397,321
    TORC Oil & Gas, Ltd..................................  40,565      145,718
*   Torex Gold Resources, Inc............................  26,014      282,918
    Toromont Industries, Ltd.............................   7,642      339,599
    Toronto-Dominion Bank (The)..........................  16,058      904,366
    Toronto-Dominion Bank (The)..........................  53,477    3,011,290
    Torstar Corp., Class B...............................   2,714        1,590
    Total Energy Services, Inc...........................  13,840      102,171
    Tourmaline Oil Corp..................................  51,172      697,903
    TransAlta Corp.......................................  59,192      323,001
    TransAlta Corp.......................................  31,016      169,968
    TransAlta Renewables, Inc............................  20,984      186,212
    TransCanada Corp.....................................   6,236      265,155
    Transcontinental, Inc., Class A......................  23,619      376,229
    TransGlobe Energy Corp...............................  16,500       30,138
#*  Trevali Mining Corp.................................. 127,243       35,347
#*  Trican Well Service, Ltd.............................  52,815       53,460
#   Tricon Capital Group, Inc............................  22,747      178,140
*   Trisura Group, Ltd...................................   1,711       35,149
*   Turquoise Hill Resources, Ltd........................  77,100      129,092
*   Turquoise Hill Resources, Ltd........................   3,396        5,671
    Uni-Select, Inc......................................  12,613      185,458
#   Valener, Inc.........................................   8,244      130,127
#   Vermilion Energy, Inc................................  10,086      247,179
    Vermilion Energy, Inc................................  30,353      745,166
    VersaBank............................................   2,400       13,571
    Wajax Corp...........................................   6,875       99,937
    Waste Connections, Inc...............................   2,374      198,371
*   Wesdome Gold Mines, Ltd..............................  21,100       81,577
    West Fraser Timber Co., Ltd..........................  15,004      893,765
*   Western Energy Services Corp.........................  20,900        6,124
#   Western Forest Products, Inc......................... 128,611      196,741
#   Westshore Terminals Investment Corp..................  14,946      248,541
    Wheaton Precious Metals Corp.........................   5,899      124,270
    Wheaton Precious Metals Corp.........................  30,616      645,385
#   Whitecap Resources, Inc..............................  84,748      285,729
    Winpak, Ltd..........................................   5,232      186,591
    WSP Global, Inc......................................   2,888      148,230
    Yamana Gold, Inc..................................... 218,914      616,448
    Yamana Gold, Inc.....................................  14,406       40,769
*   Yangarra Resources, Ltd..............................  26,719       60,598
*   Yellow Pages, Ltd....................................   5,429       23,593
    ZCL Composites, Inc..................................  10,699       80,775
                                                                  ------------
TOTAL CANADA.............................................          125,137,076
                                                                  ------------
DENMARK -- (1.3%)
#*  ALK-Abello A.S.......................................   1,622      250,804
    Alm Brand A.S........................................  22,001      189,383

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------ -----------
DENMARK -- (Continued)
    Ambu A.S., Class B................................... 13,860 $   369,236
*   Bang & Olufsen A.S...................................  7,740     113,726
    BankNordik P/F.......................................  1,197      20,079
#*  Bavarian Nordic A.S..................................  2,920      68,036
    Brodrene Hartmann A.S................................    947      40,371
    Chr Hansen Holding A.S...............................  8,059     765,330
    Coloplast A.S., Class B..............................  4,151     379,191
    Columbus A.S......................................... 15,956      32,360
#*  D/S Norden A.S.......................................  7,090      99,080
    Danske Bank A.S...................................... 27,439     508,373
    DFDS A.S.............................................  6,908     326,132
    DSV A.S.............................................. 15,826   1,263,046
    FLSmidth & Co. A.S...................................  9,353     438,379
    GN Store Nord A.S.................................... 31,248   1,346,990
    GronlandsBANKEN A.S..................................     85       7,332
*   H+H International A.S., Class B......................  5,954      93,422
    IC Group A.S.........................................  2,062      13,713
    ISS A.S.............................................. 29,752     843,195
    Jeudan A.S...........................................    324      47,526
    Jyske Bank A.S....................................... 14,754     553,469
    Matas A.S............................................ 11,496     130,558
*   Nilfisk Holding A.S..................................  9,174     339,092
#*  NKT A.S..............................................  4,615      83,531
    NNIT A.S.............................................  2,649      76,333
    Orsted A.S...........................................  3,589     259,350
    Pandora A.S.......................................... 10,986     477,095
    Parken Sport & Entertainment A.S.....................  1,139      16,486
    Per Aarsleff Holding A.S.............................  6,469     213,435
#   Ringkjoebing Landbobank A.S..........................  7,451     398,833
    Rockwool International A.S., Class A.................    710     165,366
    Rockwool International A.S., Class B.................  2,428     651,228
    RTX A.S..............................................  1,971      51,659
*   Santa Fe Group A.S...................................  1,591       3,203
    Schouw & Co., A.S....................................  3,680     297,819
    SimCorp A.S..........................................  5,449     430,046
    Solar A.S., Class B..................................  1,281      54,173
    Spar Nord Bank A.S................................... 21,965     186,467
    Sydbank A.S.......................................... 13,846     320,048
    Tivoli A.S...........................................    136      13,445
#*  TK Development A.S................................... 17,713      12,455
    Topdanmark A.S....................................... 10,767     512,987
*   TORM P.L.C...........................................  2,240      14,299
#   Tryg A.S............................................. 16,735     426,965
    United International Enterprises.....................    387      78,989
    Vestas Wind Systems A.S.............................. 26,779   2,213,638
#*  William Demant Holding A.S........................... 15,945     503,713
                                                                 -----------
TOTAL DENMARK............................................         15,700,386
                                                                 -----------
FINLAND -- (1.5%)
#*  Afarak Group Oyj..................................... 11,381      10,222
#   Ahlstrom-Munksjo Oyj.................................  3,900      60,773
    Aktia Bank Oyj....................................... 11,474     124,783
    Alma Media Oyj.......................................  5,344      35,699
    Amer Sports Oyj...................................... 25,472   1,130,647
#   Asiakastieto Group Oyj...............................  1,401      36,387
    Aspo Oyj.............................................  5,171      52,442
    Atria Oyj............................................  2,128      20,150
#*  BasWare Oyj..........................................    558      23,378
#   Bittium Oyj..........................................  6,159      52,869

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------ -----------
FINLAND -- (Continued)
    Cargotec Oyj, Class B................................  8,754 $   292,642
*   Caverion Oyj.........................................  2,736      16,774
#   Citycon Oyj.......................................... 38,494      78,727
    Cramo Oyj............................................  9,188     175,550
#   Digia Oyj............................................  3,511      11,677
    Elisa Oyj............................................ 14,518     607,397
    Finnair Oyj.......................................... 14,000     117,433
    Fiskars Oyj Abp......................................  6,191     116,693
    Fortum Oyj........................................... 54,219   1,232,286
    F-Secure Oyj.........................................  7,922      23,548
    HKScan Oyj, Class A.................................. 10,963      24,961
#   Huhtamaki Oyj........................................ 30,726   1,012,714
    Ilkka-Yhtyma Oyj.....................................  2,909      12,117
    Kemira Oyj........................................... 32,835     399,365
    Kesko Oyj, Class A...................................  2,339     123,900
    Kesko Oyj, Class B................................... 14,306     823,205
#   Konecranes Oyj....................................... 19,785     685,078
    Lassila & Tikanoja Oyj............................... 12,008     210,381
    Lehto Group Oyj......................................  1,807       9,636
    Metsa Board Oyj...................................... 42,337     308,180
    Metso Oyj............................................ 30,009     882,814
    Neste Oyj............................................ 16,872   1,545,815
    Nokian Renkaat Oyj................................... 33,719   1,121,805
    Oriola Oyj, Class B.................................. 38,503      95,813
#   Outokumpu Oyj........................................ 50,552     218,479
*   Outotec Oyj.......................................... 17,404      71,447
#   Pihlajalinna Oyj.....................................    536       6,322
    Ponsse Oyj...........................................  2,129      66,871
    Poyry Oyj............................................  7,204      84,229
    Raisio Oyj, Class V.................................. 35,159     107,969
    Ramirent Oyj......................................... 27,096     185,767
    Raute Oyj, Class A...................................    401      11,864
    Revenio Group Oyj....................................  2,692      45,860
    Sampo Oyj, Class A................................... 30,741   1,408,409
    Sanoma Oyj........................................... 24,824     241,276
#   SRV Group Oyj........................................  3,102       6,794
#*  Stockmann Oyj Abp (5462393), Class B.................  5,241      11,881
    Teleste Oyj..........................................  1,197       9,133
    Tieto Oyj............................................  8,348     239,436
#   Tikkurila Oyj........................................ 12,676     191,304
    Tokmanni Group Corp.................................. 20,394     199,120
    UPM-Kymmene Oyj...................................... 83,049   2,411,887
    Uponor Oyj........................................... 18,691     212,758
    Valmet Oyj........................................... 36,322     818,361
#   YIT Oyj.............................................. 45,278     292,780
                                                                 -----------
TOTAL FINLAND............................................         18,317,808
                                                                 -----------
FRANCE -- (7.6%)
    ABC arbitrage........................................  5,165      36,449
    Accor SA............................................. 13,256     576,517
    Actia Group..........................................  3,218      12,435
    Aeroports de Paris...................................  2,014     385,280
    Air Liquide SA....................................... 14,768   1,792,827
    Airbus SE............................................ 14,437   1,664,008
    Akka Technologies....................................  4,107     257,559
    AKWEL................................................  2,655      47,821
    Albioma SA...........................................  8,257     185,093
    Alstom SA............................................ 18,467     742,921
    Altamir..............................................  3,848      66,900

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
FRANCE -- (Continued)
    Alten SA.............................................   9,511 $  911,475
#   Altran Technologies SA...............................  43,541    411,322
*   Amplitude Surgical SAS...............................   1,826      6,887
    Amundi SA............................................   5,837    335,844
    APRIL SA.............................................   3,809     91,949
    Arkema SA............................................  20,674  1,958,808
    Assystem SA..........................................   1,877     60,947
    Atos SE..............................................  11,535  1,051,759
    Aubay................................................   1,711     61,040
    AXA SA...............................................  80,934  1,876,873
    Axway Software SA....................................   1,116     16,586
*   Baikowski SAS........................................     395      6,619
    Bastide le Confort Medical...........................     530     17,694
    Beneteau SA..........................................   9,994    141,639
    Bigben Interactive...................................   1,941     22,673
    BNP Paribas SA.......................................  63,556  2,995,138
    Boiron SA............................................   1,900    104,962
    Bonduelle SCA........................................   4,816    173,412
#*  Bourbon Corp.........................................   3,477     13,534
    Bouygues SA..........................................  33,577  1,188,398
    Bureau Veritas SA....................................  32,581    723,817
    Burelle SA...........................................      30     33,600
    Capgemini SE.........................................  15,964  1,762,989
    Carrefour SA.........................................  91,287  1,805,279
#   Casino Guichard Perrachon SA.........................  10,990    540,745
*   Cegedim SA...........................................     647     18,413
*   CGG SA............................................... 161,860    304,187
    Chargeurs SA.........................................   3,878     85,765
    Cie de Saint-Gobain..................................  62,120  2,143,636
    Cie des Alpes........................................   2,635     73,294
    Cie Generale des Etablissements Michelin SCA.........  24,889  2,703,490
    Cie Plastic Omnium SA................................  15,525    426,937
    CNP Assurances.......................................  15,855    360,208
*   Coface SA............................................  29,501    270,946
    Credit Agricole SA...................................  65,514    748,263
    Danone SA............................................  20,997  1,527,989
    Dassault Systemes SE.................................   3,497    438,285
    Derichebourg SA......................................  34,351    156,665
    Devoteam SA..........................................   1,357    158,798
    Edenred..............................................  24,983  1,011,732
    Eiffage SA...........................................  24,104  2,258,212
    Electricite de France SA.............................  81,709  1,352,489
    Elior Group SA.......................................  28,156    396,338
    Elis SA..............................................  53,902    871,933
    Engie SA.............................................  85,466  1,370,132
    Eramet...............................................   2,714    189,106
    EssilorLuxottica SA..................................   8,962  1,135,298
    Esso SA Francaise....................................     718     27,993
*   Etablissements Maurel et Prom........................   7,575     29,864
    Euronext NV..........................................  10,991    677,063
#   Europcar Mobility Group..............................  35,933    316,248
    Eutelsat Communications SA...........................  68,501  1,452,679
    Exel Industries, Class A.............................     266     21,682
    Faurecia SA..........................................  19,537    854,733
    Fleury Michon SA.....................................     175      8,969
*   Fnac Darty S.A. (V7VQL46)............................   4,763    335,451
*   Fnac Darty SA (BLRZL56)..............................     903     63,353
    Gaztransport Et Technigaz SA.........................   3,795    320,551
    Getlink SE...........................................  29,951    438,026

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
FRANCE -- (Continued)
    GL Events............................................   2,690 $   53,980
    Groupe Crit..........................................     826     48,834
    Groupe Gorge.........................................     802     10,117
#   Groupe Open..........................................     976     19,532
    Guerbet..............................................   2,118    137,150
    Haulotte Group SA....................................   2,041     19,914
    HERIGE SADCS.........................................     200      5,311
    Hermes International.................................     787    471,641
*   ID Logistics Group...................................     417     70,093
#   Iliad SA.............................................   8,188    937,465
    Imerys SA............................................   7,961    419,450
    Ingenico Group SA....................................  12,119    660,580
    Interparfums SA......................................   1,180     59,082
    Ipsen SA.............................................   2,355    296,345
    IPSOS................................................  10,845    251,616
    Jacquet Metal Service SA.............................   3,858     72,780
    JCDecaux SA..........................................   6,249    185,137
    Kaufman & Broad SA...................................   7,894    318,535
    Kering SA............................................   1,882    943,865
    Korian SA............................................  15,293    543,956
    Lagardere SCA........................................  37,113    969,707
#*  Latecoere SACA.......................................  17,663     63,201
    Le Belier............................................   1,008     39,047
    Lectra...............................................   8,585    200,024
    Legrand SA...........................................  17,950  1,063,473
    Linedata Services....................................   1,500     60,824
    LISI.................................................   5,674    179,655
    LNA Sante SA.........................................   1,551     84,457
    L'Oreal SA...........................................   5,952  1,434,581
    LVMH Moet Hennessy Louis Vuitton SE..................  11,688  3,749,512
    Maisons du Monde SA..................................   4,743    122,223
    Maisons France Confort SA............................     901     36,285
    Manitou BF SA........................................   2,128     64,827
    Manutan International................................     278     19,703
    Mersen SA............................................   4,927    161,187
*   METabolic EXplorer SA................................   7,040     12,184
    Metropole Television SA..............................  10,154    155,210
    Natixis SA...........................................  73,569    377,121
    Neopost SA...........................................  11,230    281,860
    Nexans SA............................................   6,931    207,198
    Nexity SA............................................  13,786    643,871
#*  Nicox................................................   1,341      9,392
    NRJ Group............................................   4,221     35,551
    Oeneo SA.............................................   7,914     98,711
*   OL Groupe SA.........................................   4,903     15,494
#*  Onxeo SA.............................................   7,633      7,927
    Orpea................................................   5,418    537,106
#*  Parrot SA............................................   3,715     13,537
    Peugeot SA........................................... 147,891  3,720,257
*   Pierre & Vacances SA.................................     743     15,508
#   Plastivaloire........................................   2,229     22,340
    PSB Industries SA....................................     395     14,501
#   Rallye SA............................................   5,260     60,512
#*  Recylex SA...........................................   3,158     24,002
    Rexel SA.............................................  82,803    944,169
    Robertet SA..........................................     199    123,908
    Rothschild & Co......................................   5,200    172,004
    Rubis SCA............................................  13,553    808,994
    Safran SA............................................   7,616  1,000,660

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
FRANCE -- (Continued)
    Samse SA.............................................      48 $     7,581
    Sartorius Stedim Biotech.............................   2,020     222,655
    Savencia SA..........................................   1,061      70,371
    SCOR SE..............................................  28,375   1,194,013
    SEB SA...............................................   4,923     754,887
    Seche Environnement SA...............................   1,053      34,215
    SES SA............................................... 101,529   2,069,287
    Societe BIC SA.......................................   8,814     882,730
    Societe Generale SA..................................  31,067     968,653
    Societe Marseillaise du Tunnel Prado-Carenage SA.....     467       9,976
    Societe pour l'Informatique Industrielle.............   1,640      39,769
#   Sodexo SA............................................   7,943     826,876
*   SOITEC...............................................   3,223     247,492
*   Solocal Group........................................  94,864      48,839
    Somfy SA.............................................   1,955     154,467
    Sopra Steria Group...................................   3,302     333,931
#   SPIE SA..............................................  27,246     410,319
*   SRP Groupe SA........................................   2,351       7,506
*   Stallergenes Greer P.L.C.............................     635      22,053
    Stef SA..............................................   1,222     117,861
    STMicroelectronics NV................................  52,809     842,517
    STMicroelectronics NV................................   3,197      50,640
    Suez.................................................  37,066     475,062
    Sword Group..........................................     974      35,576
    Synergie SA..........................................   2,431      75,147
#   Tarkett SA...........................................  11,085     241,054
#*  Technicolor SA.......................................  73,458      82,185
    Teleperformance......................................   9,363   1,611,381
    Television Francaise 1...............................  14,992     121,537
*   Tessi SA.............................................     333      60,956
    TFF Group............................................     380      17,537
    Thermador Groupe.....................................   1,400      79,547
    Total Gabon..........................................     250      35,597
    Total SA............................................. 163,781   8,978,658
    TOTAL SA, Sponsored ADR..............................   1,853     101,428
*   Touax SA.............................................     710       4,306
    Trigano SA...........................................   1,445     139,698
*   Ubisoft Entertainment SA.............................  13,221   1,173,317
    Union Financiere de France BQE SA....................   1,264      32,144
    Valeo SA.............................................  15,789     493,937
#*  Vallourec SA.........................................  76,390     137,228
*   Valneva SE...........................................   5,582      21,537
    Veolia Environnement SA..............................  20,894     441,399
    Vetoquinol SA........................................     532      31,439
    Vicat SA.............................................   5,568     278,440
    Vilmorin & Cie SA....................................   1,927     125,197
    Vinci SA.............................................  19,752   1,737,986
*   Virbac SA............................................     918     129,213
    Vivendi SA...........................................  25,866     659,556
*   Worldline SA.........................................   2,855     153,088
                                                                  -----------
TOTAL FRANCE.............................................          94,497,421
                                                                  -----------
GERMANY -- (6.2%)
    1&1 Drillisch AG.....................................   6,110     254,222
    7C Solarparken AG....................................   9,042      28,563
    Aareal Bank AG.......................................  16,163     522,656
    Adler Modemaerkte AG.................................   1,392       5,417
    ADLER Real Estate AG.................................   8,152     130,503
#   ADO Properties SA....................................   4,676     280,698

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
    GERMANY -- (Continued)
*   ADVA Optical Networking SE...........................   9,512 $   81,286
*   AIXTRON SE...........................................   8,293     82,696
    All for One Steeb AG.................................     614     38,521
    Allgeier SE..........................................     901     30,896
    Allianz SE...........................................  19,578  4,153,911
    Amadeus Fire AG......................................   1,150    114,827
    Aroundtown SA........................................  64,298    568,756
    Atoss Software AG....................................     116     11,594
    Aurubis AG...........................................   9,043    495,243
    Axel Springer SE.....................................   8,635    528,706
    BASF SE..............................................  78,169  5,726,475
    Basler AG............................................     215     36,717
    Bauer AG.............................................   2,000     33,485
    BayWa AG.............................................   4,393    120,003
    Bechtle AG...........................................   4,466    355,360
    Beiersdorf AG........................................   1,694    169,572
    Bertrandt AG.........................................   1,821    156,226
    Bijou Brigitte AG....................................     834     37,994
    Bilfinger SE.........................................   7,787    248,936
    Borussia Dortmund GmbH & Co. KGaA....................  26,440    272,023
    Brenntag AG..........................................  27,483  1,301,255
    CANCOM SE............................................   3,854    149,607
    Carl Zeiss Meditec AG................................   1,144    103,832
    CECONOMY AG..........................................  33,172    155,822
    CENIT AG.............................................   3,069     53,244
    CENTROTEC Sustainable AG.............................   2,688     35,716
    Cewe Stiftung & Co. KGAA.............................   2,173    191,361
    comdirect bank AG....................................   3,571     41,046
*   Commerzbank AG....................................... 159,737  1,149,687
    CompuGroup Medical SE................................   4,659    231,958
    Continental AG.......................................   7,787  1,230,629
    Corestate Capital Holding SA.........................   1,731     63,441
    CropEnergies AG......................................   9,615     55,299
    CTS Eventim AG & Co. KGaA............................  10,865    461,743
    Delticom AG..........................................     534      4,624
    Deutsche Bank AG.....................................   3,674     32,659
    Deutsche Bank AG..................................... 177,620  1,577,266
    Deutsche Beteiligungs AG.............................   4,228    165,179
    Deutsche Boerse AG...................................  10,969  1,460,499
    Deutsche EuroShop AG.................................   8,738    271,923
    Deutsche Pfandbriefbank AG...........................  37,767    426,574
    Deutsche Telekom AG.................................. 330,061  5,367,074
    Deutsche Wohnen SE...................................  12,566    627,759
*   Dialog Semiconductor P.L.C...........................  17,913    523,713
    DIC Asset AG.........................................   9,629    108,718
    DMG Mori AG..........................................   4,388    220,495
    Dr Hoenle AG.........................................     981     56,886
    Draegerwerk AG & Co. KGaA............................     801     38,656
    Duerr AG.............................................  16,230    664,749
    E.ON SE.............................................. 197,282  2,193,061
    Eckert & Ziegler AG..................................   1,205    131,791
    EDAG Engineering Group AG............................   3,367     61,907
    Elmos Semiconductor AG...............................   3,269     89,398
    ElringKlinger AG.....................................   5,449     47,958
    Energiekontor AG.....................................   2,205     36,407
    Evonik Industries AG.................................  24,880    680,432
    Ferratum Oyj.........................................     573      6,264
    Fielmann AG..........................................   4,381    297,450
    First Sensor AG......................................     731     16,360

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
    GERMANY -- (Continued)
    FORTEC Elektronik AG.................................     65 $    1,547
    Francotyp-Postalia Holding AG, Class A...............  2,956     12,064
    Fraport AG Frankfurt Airport Services Worldwide......  7,592    600,026
    Freenet AG........................................... 45,068    959,723
    Fresenius Medical Care AG & Co. KGaA................. 28,159  2,071,097
    Fuchs Petrolub SE....................................  4,496    197,420
    GEA Group AG......................................... 34,200    942,228
    Gerresheimer AG......................................  9,448    639,828
    Gesco AG.............................................  2,374     65,557
    GFT Technologies SE..................................  5,152     45,279
    Grand City Properties SA............................. 19,175    477,083
    GRENKE AG............................................    346     31,816
    H&R GmbH & Co. KGaA..................................  3,109     28,461
    Hamburger Hafen und Logistik AG...................... 10,573    235,560
    Hannover Rueck SE....................................  5,844    843,486
    Hapag-Lloyd AG.......................................  6,086    153,655
    HeidelbergCement AG.................................. 13,979    968,006
*   Heidelberger Druckmaschinen AG....................... 78,275    158,505
    Hella GmbH & Co KGaA................................. 12,571    571,826
    Henkel AG & Co. KGaA.................................  1,460    133,825
    Highlight Communications AG..........................  1,578      9,004
    Hochtief AG..........................................  1,791    267,875
*   HolidayCheck Group AG................................  8,666     28,766
    Hornbach Baumarkt AG.................................  2,631     57,259
    Hornbach Holding AG & Co. KGaA.......................  2,702    140,540
    Hugo Boss AG......................................... 12,073    865,636
    Indus Holding AG.....................................  5,552    275,447
    Infineon Technologies AG............................. 83,750  1,862,890
*   Innogy SE............................................ 10,575    452,799
    Isra Vision AG.......................................  1,475     49,797
    IVU Traffic Technologies AG..........................  3,262     21,504
    Jenoptik AG..........................................  6,557    212,263
    K+S AG............................................... 51,638  1,005,635
    KION Group AG........................................ 18,471  1,066,488
    Kloeckner & Co. SE................................... 19,786    147,881
    Koenig & Bauer AG....................................  3,072    145,821
    KSB SE & Co. KGaA....................................     11      3,705
    KWS Saat SE..........................................    339    107,070
    Lanxess AG........................................... 21,679  1,193,235
    LEG Immobilien AG....................................  7,693    903,707
    Leifheit AG..........................................  1,553     41,708
    Leoni AG.............................................  8,240    305,280
*   LPKF Laser & Electronics AG..........................  1,872     11,921
*   Manz AG..............................................    577     16,027
    MasterFlex SE........................................    948      7,773
    METRO AG............................................. 60,356  1,021,398
    MLP SE............................................... 16,050     78,945
    MTU Aero Engines AG..................................  6,538  1,409,869
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen...........................................  8,344  1,862,049
    Nemetschek SE........................................  3,551    455,746
    Nexus AG.............................................    544     16,516
*   Nordex SE............................................ 17,557    200,263
    Norma Group SE....................................... 11,857    627,122
    OHB SE...............................................  2,122     79,743
    OSRAM Licht AG....................................... 18,815    800,613
    Paragon GmbH & Co. KGaA..............................    295      6,337
    Patrizia Immobilien AG...............................  8,646    192,583
*   Petro Welt Technologies AG...........................  1,302      7,579
    Pfeiffer Vacuum Technology AG........................  2,404    336,891

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
    GERMANY -- (Continued)
    PNE AG............................................... 20,038 $   54,555
    Progress-Werk Oberkirch AG...........................    549     18,787
    ProSiebenSat.1 Media SE.............................. 42,290    754,901
    PSI Software AG......................................  1,148     20,984
    Puma SE..............................................    228    127,075
    Puma SE..............................................    113     62,924
*   QIAGEN NV............................................    507     18,756
*   QIAGEN NV............................................  6,172    227,973
    QSC AG............................................... 38,579     60,191
*   R Stahl AG...........................................    287      7,624
    Rational AG..........................................    420    263,466
    RIB Software SE......................................  5,045     73,267
*   Rocket Internet SE................................... 16,845    425,147
    RTL Group SA.........................................  8,129    444,641
    RWE AG............................................... 59,806  1,487,473
    S&T AG...............................................  7,279    166,371
#   SAF-Holland SA....................................... 15,350    191,946
    Salzgitter AG........................................  9,848    297,536
    SAP SE, Sponsored ADR................................  2,290    236,832
    SAP SE...............................................  7,364    761,476
*   Schaltbau Holding AG.................................    438      9,530
    Scout24 AG...........................................  7,183    337,699
    Secunet Security Networks AG.........................    211     25,173
*   Senvion SA...........................................  3,421      6,975
*   SGL Carbon SE........................................  6,998     57,529
*   Shop Apotheke Europe NV..............................    718     29,620
    SHW AG...............................................    730     16,795
    Siltronic AG.........................................  3,390    336,794
    Sixt Leasing SE......................................  2,848     44,093
    SMA Solar Technology AG..............................  1,346     34,088
*   SMT Scharf AG........................................    570      8,437
    Softing AG...........................................    978      8,903
    Software AG..........................................  6,122    222,421
    Stabilus SA..........................................  5,986    373,922
    Stroeer SE & Co. KGaA................................  7,447    417,238
    Suedzucker AG........................................ 13,338    216,817
*   SUESS MicroTec SE....................................  2,792     32,795
    Surteco Group SE.....................................  1,556     44,353
    Symrise AG...........................................  8,978    745,721
    TAG Immobilien AG.................................... 22,864    577,859
    Takkt AG.............................................  8,040    135,919
*   Talanx AG............................................  9,232    343,031
    Technotrans SE.......................................  2,159     71,239
*   Tele Columbus AG.....................................  4,512     13,182
    Telefonica Deutschland Holding AG.................... 90,883    318,622
    Thyssenkrupp AG...................................... 19,380    344,423
    TLG Immobilien AG.................................... 16,652    511,252
*   Tom Tailor Holding SE................................  6,607     16,152
    Traffic Systems SE...................................    623     11,966
    TUI AG............................................... 17,393    264,974
    Uniper SE............................................ 30,245    877,006
    United Internet AG................................... 27,439  1,088,676
    VERBIO Vereinigte BioEnergie AG......................  6,536     52,283
    Vonovia SE........................................... 17,326    870,780
    Vossloh AG...........................................  2,156    101,374
    Wacker Chemie AG.....................................  4,737    501,143
    Wacker Neuson SE.....................................  7,576    169,166
    Washtec AG...........................................  2,225    157,715
    Wirecard AG..........................................  5,101    845,837

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
GERMANY -- (Continued)
    Wuestenrot & Wuerttembergische AG....................     6,980 $   131,624
    XING SE..............................................       503     150,651
*   Zalando SE...........................................     1,838      56,084
                                                                    -----------
TOTAL GERMANY............................................            76,532,191
                                                                    -----------
HONG KONG -- (3.0%)
    Aeon Credit Service Asia Co., Ltd....................    22,000      19,920
#   Agritrade Resources, Ltd.............................   790,000     160,757
    AIA Group, Ltd.......................................   403,400   3,642,502
    Allied Properties HK, Ltd............................   342,000      77,710
    Alltronics Holdings, Ltd.............................    43,200       6,607
#*  Applied Development Holdings, Ltd....................   235,000      13,336
    APT Satellite Holdings, Ltd..........................    63,250      27,452
    Asia Financial Holdings, Ltd.........................    40,000      23,498
    Asia Pacific Silk Road Investment Co., Ltd...........   400,000       3,670
    Asia Satellite Telecommunications Holdings, Ltd......     3,000       2,088
    Asia Standard International Group, Ltd...............   156,000      28,726
    Asiasec Properties, Ltd..............................    62,000      23,948
    ASM Pacific Technology, Ltd..........................    79,100     852,245
    Bank of East Asia, Ltd. (The)........................   105,597     356,185
    BOC Aviation, Ltd....................................    58,200     494,876
    BOC Hong Kong Holdings, Ltd..........................   168,000     649,138
    BOE Varitronix, Ltd..................................    38,000       9,831
*   Bonjour Holdings, Ltd................................   234,000       6,521
    Bright Smart Securities & Commodities Group, Ltd.....   132,000      29,289
*   Brightoil Petroleum Holdings, Ltd....................   514,000      98,252
*   Burwill Holdings, Ltd................................ 1,052,000      18,304
    Cafe de Coral Holdings, Ltd..........................   112,000     302,459
#   Camsing International Holding, Ltd...................    28,000      27,132
    Cathay Pacific Airways, Ltd..........................   144,000     221,679
    Century City International Holdings, Ltd.............   420,000      38,007
    CGN Mining Co., Ltd..................................   245,000       9,721
    Chevalier International Holdings, Ltd................    12,000      17,288
*   China Best Group Holding, Ltd........................   290,000       7,243
    China Display Optoelectronics Technology Holdings,
      Ltd................................................   176,000      11,137
*   China Energy Development Holdings, Ltd...............   412,000       5,185
#   China Goldjoy Group, Ltd.............................   284,000      13,646
    China Motor Bus Co., Ltd.............................     1,400      17,459
*   China Soft Power Technology Holdings, Ltd............   620,290       2,695
*   China Strategic Holdings, Ltd........................ 2,830,000      22,777
    Chinese Estates Holdings, Ltd........................   133,000     153,312
    Chong Hing Bank, Ltd.................................     9,000      15,692
    Chow Sang Sang Holdings International, Ltd...........    96,000     141,315
#   Chow Tai Fook Jewellery Group, Ltd...................   151,000     134,856
    Chuang's China Investments, Ltd......................   190,000      12,015
    Chuang's Consortium International, Ltd...............   140,000      29,659
    CITIC Telecom International Holdings, Ltd............   571,000     208,089
    CK Asset Holdings, Ltd...............................   106,308     894,986
    CK Infrastructure Holdings, Ltd......................    43,000     347,177
    CK Life Sciences Intl Holdings, Inc..................   852,000      45,741
    CLP Holdings, Ltd....................................    29,000     337,765
*   CMMB Vision Holdings, Ltd............................   312,000       3,629
    CNQC International Holdings, Ltd.....................   147,500      32,398
    CNT Group, Ltd.......................................   128,000       4,899
#*  Common Splendor International Health Industry Group,
      Ltd................................................   300,000      22,152
#   Convenience Retail Asia, Ltd.........................    54,000      24,342
*   Convoy Global Holdings, Ltd..........................   576,000       2,297
*   Cosmopolitan International Holdings, Ltd.............    60,000      12,737
#   Cowell e Holdings, Inc...............................   141,000      19,700

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE>>
                                                          --------- --------
HONG KONG -- (Continued)
    Crocodile Garments...................................   111,000 $ 11,345
    Cross-Harbour Holdings, Ltd. (The)...................    37,939   53,614
    CSI Properties, Ltd.................................. 1,190,000   56,301
*   CST Group, Ltd....................................... 4,280,000   13,653
    Dah Sing Banking Group, Ltd..........................   127,328  249,128
    Dah Sing Financial Holdings, Ltd.....................    47,320  262,283
    Dickson Concepts International, Ltd..................    21,500   10,414
*   Digital Domain Holdings, Ltd......................... 1,110,000   13,908
    Eagle Nice International Holdings, Ltd...............    74,000   28,060
    Emperor Capital Group, Ltd...........................   888,000   42,022
    Emperor Watch & Jewellery, Ltd.......................   810,000   23,636
    Enerchina Holdings, Ltd.............................. 1,080,000   69,012
*   ENM Holdings, Ltd....................................   156,000   16,977
*   Esprit Holdings, Ltd.................................   482,400  100,318
*   Eternity Investment, Ltd.............................   710,000   18,483
    Fairwood Holdings, Ltd...............................    16,500   56,519
    Far East Consortium International, Ltd...............   351,633  157,020
*   Far East Holdings International, Ltd.................   147,000    6,942
#*  FIH Mobile, Ltd......................................   897,000   97,530
    First Pacific Co., Ltd...............................   752,000  326,156
*   First Shanghai Investments, Ltd......................   128,000    7,393
    Fountain SET Holdings, Ltd...........................   164,000   25,686
    Freeman Fintech Corp, Ltd............................   312,000   15,794
    Future Bright Holdings, Ltd..........................    48,000    4,312
    Get Nice Financial Group, Ltd........................   101,500   12,181
    Get Nice Holdings, Ltd............................... 1,580,000   58,496
    Giordano International, Ltd..........................   382,000  192,290
#*  Global Brands Group Holding, Ltd..................... 1,432,000   72,306
#*  Gold-Finance Holdings, Ltd...........................    38,000    1,599
*   Good Resources Holdings, Ltd.........................   410,000    9,437
#   Goodbaby International Holdings, Ltd.................   231,000   71,558
    Great Eagle Holdings, Ltd............................    50,597  234,455
*   Greenheart Group, Ltd................................    70,400    7,631
*   G-Resources Group, Ltd............................... 5,079,600   38,951
#   Guotai Junan International Holdings, Ltd.............   974,000  171,123
    Haitong International Securities Group, Ltd..........   599,956  210,979
    Hang Lung Group, Ltd.................................   140,000  411,426
    Hang Lung Properties, Ltd............................   163,000  356,912
    Hang Seng Bank, Ltd..................................    42,600  980,093
    Hanison Construction Holdings, Ltd...................    26,565    4,879
*   Hao Tian Development Group, Ltd......................   245,000    6,572
    Henderson Land Development Co., Ltd..................   112,227  637,979
    HK Electric Investments & HK Electric Investments,
      Ltd................................................    91,000   92,840
    HKBN, Ltd............................................   123,000  190,155
    HKT Trust & HKT, Ltd.................................   565,000  833,241
    Hon Kwok Land Investment Co., Ltd....................    38,000   18,369
    Hong Kong & China Gas Co., Ltd.......................   121,436  263,886
    Hong Kong Exchanges & Clearing, Ltd..................    25,647  802,472
    Hong Kong Ferry Holdings Co., Ltd....................    22,000   23,570
*   Hong Kong Finance Investment Holding Group, Ltd......   216,000   24,216
    Hong Kong International Construction Investment
      Management Group Co.,..............................
    Ltd..................................................   116,000   35,354
#*  Hong Kong Television Network, Ltd....................   105,000   37,045
    Hongkong & Shanghai Hotels, Ltd. (The)...............   125,000  176,885
    Hongkong Chinese, Ltd................................   136,000   20,174
    Honma Golf, Ltd......................................    25,000   25,473
    Hopewell Holdings, Ltd...............................   135,000  622,508
*   Huan Yue Interactive Holdings, Ltd...................    95,003    8,052
    Hung Hing Printing Group, Ltd........................    86,000   13,092

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
HONG KONG -- (Continued)
    Hutchison Telecommunications Hong Kong Holdings, Ltd.   446,000 $  176,715
    Hysan Development Co., Ltd...........................    55,000    286,212
#*  I-CABLE Communications, Ltd..........................    63,112        825
    IGG, Inc.............................................   161,000    244,895
*   Imagi International Holdings, Ltd....................    31,500      7,466
    International Housewares Retail Co., Ltd.............    59,000     14,899
    IT, Ltd..............................................   176,000     95,256
    ITC Properties Group, Ltd............................   117,143     31,374
#   Jacobson Pharma Corp., Ltd...........................    72,000     14,514
    Johnson Electric Holdings, Ltd.......................    95,375    217,309
    Kader Holdings Co., Ltd..............................   102,000     12,164
    Karrie International Holdings, Ltd...................   110,000     14,626
    Kerry Logistics Network, Ltd.........................   122,500    192,115
    Kerry Properties, Ltd................................   122,500    508,806
    Kingmaker Footwear Holdings, Ltd.....................    42,000      8,975
#   Kingston Financial Group, Ltd........................   644,000    187,669
    Kowloon Development Co., Ltd.........................    85,000     96,687
    Kwoon Chung Bus Holdings, Ltd........................    22,000     12,195
    Lai Sun Development Co., Ltd.........................    55,120     92,017
    Landsea Green Group Co., Ltd.........................   176,000     22,249
    Langham Hospitality Investments and Langham
      Hospitality Investments, Ltd.......................    30,000     12,094
    Li & Fung, Ltd....................................... 1,620,000    275,338
#   Lifestyle International Holdings, Ltd................   104,000    157,020
    Liu Chong Hing Investment, Ltd.......................    54,000     83,161
    L'Occitane International SA..........................   108,500    194,348
*   LT Commercial Real Estate, Ltd.......................    12,000     10,886
#   Luk Fook Holdings International, Ltd.................    75,000    218,014
    Lung Kee Bermuda Holdings............................    24,000     10,417
    Magnificent Hotel Investment, Ltd....................   102,000      2,290
#   Man Wah Holdings, Ltd................................   494,400    233,211
#*  Mason Group Holdings, Ltd............................ 7,199,598    105,109
*   Master Glory Group, Ltd.............................. 3,270,000      8,313
#   Microport Scientific Corp............................    31,000     29,823
    Midland Holdings, Ltd................................    90,000     19,697
    Ming Fai International Holdings, Ltd.................    64,000      8,565
    Miramar Hotel & Investment...........................    31,000     63,246
    Modern Dental Group, Ltd.............................    72,000     12,417
*   Mongolian Mining Corp................................   552,000      9,441
    MTR Corp., Ltd.......................................    37,061    207,273
    Nameson Holdings, Ltd................................   206,000     17,308
*   New Times Energy Corp., Ltd..........................   280,000      3,606
    New World Development Co., Ltd.......................   688,083  1,085,209
*   NewOcean Energy Holdings, Ltd........................   238,000     76,812
    OP Financial, Ltd....................................    72,000     21,131
*   Orange Sky Golden Harvest Entertainment Holdings,
       Ltd...............................................   275,000     10,364
    Oriental Watch Holdings..............................   118,000     30,285
    Pacific Basin Shipping, Ltd.......................... 1,156,000    229,545
    Pacific Textiles Holdings, Ltd.......................   300,000    261,647
    Paliburg Holdings, Ltd...............................    58,000     23,016
    PC Partner Group, Ltd................................    60,000     23,954
    PCCW, Ltd............................................ 1,117,000    664,938
    Perfect Shape Medical, Ltd...........................    88,000     22,813
    Pico Far East Holdings, Ltd..........................   162,000     60,295
    Playmates Holdings, Ltd..............................   140,000     18,393
    Playmates Toys, Ltd..................................    96,000      9,306
    Polytec Asset Holdings, Ltd..........................   168,500     18,113
    Power Assets Holdings, Ltd...........................    46,000    309,880
    Prada SpA............................................    52,300    173,084

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
HONG KONG -- (Continued)
    Public Financial Holdings, Ltd.......................   104,000 $   43,003
*   PYI Corp., Ltd.......................................   568,000      9,115
*   Realord Group Holdings, Ltd..........................    30,000     19,192
    Regal Hotels International Holdings, Ltd.............    76,000     48,783
*   Regent Pacific Group, Ltd............................   410,000     16,571
#   Regina Miracle International Holdings, Ltd...........    73,000     60,146
#   Sa Sa International Holdings, Ltd....................   307,700    117,365
    Samsonite International SA...........................   363,300  1,080,460
    SAS Dragon Holdings, Ltd.............................    64,000     19,625
    SEA Holdings, Ltd....................................    37,706     48,237
    Shangri-La Asia, Ltd.................................   186,000    242,882
    Shenwan Hongyuan HK, Ltd.............................    67,500     15,129
    Shun Ho Property Investments, Ltd....................     1,683        610
    Shun Tak Holdings, Ltd...............................   378,000    150,439
    Singamas Container Holdings, Ltd.....................   316,000     42,946
    Sino Land Co., Ltd...................................   309,208    556,044
    SITC International Holdings Co., Ltd.................   352,000    323,190
    Sitoy Group Holdings, Ltd............................    46,000     12,309
    SmarTone Telecommunications Holdings, Ltd............   151,500    179,867
*   SOCAM Development, Ltd...............................    22,875      5,966
#*  Solartech International Holdings, Ltd................   400,000      3,370
    Soundwill Holdings, Ltd..............................    16,500     23,666
    Sounth China Financial Holding, Ltd..................    41,000      3,029
*   South Shore Holdings, Ltd............................   110,000      5,154
    Stella International Holdings, Ltd...................   108,000    134,971
    Sun Hung Kai & Co., Ltd..............................   115,000     54,461
    Sun Hung Kai Properties, Ltd.........................    66,196  1,110,275
    SUNeVision Holdings, Ltd.............................    90,000     57,555
    Swire Pacific, Ltd., Class A.........................    58,000    686,906
    Swire Pacific, Ltd., Class B.........................   112,500    201,057
    Swire Properties, Ltd................................    42,000    163,934
*   Synergy Group Holdings International, Ltd............   136,000     19,526
    TAI Cheung Holdings, Ltd.............................    41,000     42,537
    Tao Heung Holdings, Ltd..............................    46,000      7,865
    Techtronic Industries Co., Ltd.......................   105,000    612,942
    Television Broadcasts, Ltd...........................    62,400    116,657
    Texwinca Holdings, Ltd...............................   224,000     85,662
    TK Group Holdings, Ltd...............................    54,000     28,412
*   TOM Group, Ltd.......................................   124,000     30,077
#*  Town Health International Medical Group, Ltd.........   212,000     18,641
    Tradelink Electronic Commerce, Ltd...................   164,000     25,354
    Transport International Holdings, Ltd................    47,200    135,983
*   Trinity, Ltd.........................................    32,000      1,393
*   TSC Group Holdings, Ltd..............................    51,000      3,035
    Tsui Wah Holdings, Ltd...............................   168,000     18,480
#   United Laboratories International Holdings, Ltd.
      (The)..............................................   150,000     85,436
*   Value Convergence Holdings, Ltd......................    68,000      4,072
#   Value Partners Group, Ltd............................   339,000    251,933
    Vantage International Holdings, Ltd..................   100,000      9,862
    Vedan International Holdings, Ltd....................   124,000     12,109
    Victory City International Holdings, Ltd............. 1,006,662     13,599
    Vitasoy International Holdings, Ltd..................    98,000    398,683
#   VPower Group International Holdings, Ltd.............   101,000     38,858
#   VSTECS Holdings, Ltd.................................   196,000     94,220
    VTech Holdings, Ltd..................................    59,200    565,486
    Wai Kee Holdings, Ltd................................    34,000     18,585
    Wang On Group, Ltd................................... 3,440,000     43,063
    WH Group, Ltd........................................ 1,169,500  1,002,888
    Wharf Holdings, Ltd. (The)...........................   120,000    362,700

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
HONG KONG -- (Continued)
    Wharf Real Estate Investment Co., Ltd................    42,000 $   287,321
    Wheelock & Co., Ltd..................................    64,000     410,280
    Win Hanverky Holdings, Ltd...........................   108,000      12,909
    Winfull Group Holdings, Ltd..........................   496,000       6,853
    Wing On Co. International, Ltd.......................     9,000      29,916
    Wing Tai Properties, Ltd.............................    62,000      47,587
*   Wonderful Sky Financial Group Holdings, Ltd..........    46,000       6,359
    Xinyi Glass Holdings, Ltd............................   496,000     604,145
    YT Realty Group, Ltd.................................    38,309      11,527
    Yue Yuen Industrial Holdings, Ltd....................   180,500     615,652
    Yugang International, Ltd............................ 1,306,000      30,691
*   Yunfeng Financial Group, Ltd.........................    20,000      11,759
                                                                    -----------
TOTAL HONG KONG..........................................            36,533,393
                                                                    -----------
IRELAND -- (0.7%)
    AIB Group P.L.C......................................    70,948     317,612
    Bank of Ireland Group P.L.C..........................   144,811     868,948
    CRH P.L.C............................................     3,476     100,055
    CRH P.L.C., Sponsored ADR............................    79,720   2,299,125
    Datalex P.L.C........................................    13,426      14,628
    FBD Holdings P.L.C...................................     4,057      38,630
    Glanbia P.L.C........................................    64,633   1,235,104
*   IFG Group P.L.C......................................     4,791       8,509
*   Independent News & Media P.L.C.......................    61,393       4,554
    Irish Continental Group P.L.C........................    65,808     357,738
    Kerry Group P.L.C., Class A..........................     7,705     786,745
    Kingspan Group P.L.C.................................    31,744   1,298,291
*   Permanent TSB Group Holdings P.L.C...................    13,273      24,970
    Smurfit Kappa Group P.L.C............................    34,107     983,501
                                                                    -----------
TOTAL IRELAND............................................             8,338,410
                                                                    -----------
ISRAEL -- (0.8%)
    Adgar Investment and Development, Ltd................     6,846      10,233
*   ADO Group, Ltd.......................................     2,397      52,091
    Afcon Holdings, Ltd..................................       260      11,850
*   Africa Israel Properties, Ltd........................     2,148      54,273
    Africa Israel Residences, Ltd........................       740      12,742
*   Airport City, Ltd....................................    11,254     148,373
*   Allot, Ltd...........................................     3,159      21,919
    Alony Hetz Properties & Investments, Ltd.............    19,674     208,270
    Alrov Properties and Lodgings, Ltd...................     1,669      49,623
    Amot Investments, Ltd................................    16,980      89,550
    Arad, Ltd............................................     1,741      19,883
*   Arko Holdings, Ltd...................................    52,460      21,258
    Ashtrom Group, Ltd...................................     4,557      22,718
    Ashtrom Properties, Ltd..............................     9,439      42,058
    Avgol Industries 1953, Ltd...........................    23,344      28,073
*   Azorim-Investment Development & Construction Co.,
       Ltd...............................................    22,077      21,984
    Azrieli Group, Ltd...................................     3,347     178,195
    Bank Hapoalim BM.....................................   129,193     875,697
    Bank Leumi Le-Israel BM..............................   217,944   1,440,914
    Bayside Land Corp....................................       149      71,291
    Bezeq The Israeli Telecommunication Corp., Ltd.......    81,788      65,600
    Big Shopping Centers, Ltd............................       621      38,549
    Blue Square Real Estate, Ltd.........................       814      29,015
*   Brack Capital Properties NV..........................       439      43,432
    Carasso Motors, Ltd..................................     2,219      10,389
    Castro Model, Ltd....................................       354       6,929

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
ISRAEL -- (Continued)
*   Cellcom Israel, Ltd..................................  11,947 $ 63,122
*   Cellcom Israel, Ltd..................................   3,337   17,886
*   Ceragon Networks, Ltd................................   7,505   33,247
*   Clal Insurance Enterprises Holdings, Ltd.............   8,779  129,125
    Danel Adir Yeoshua, Ltd..............................     247   12,739
    Delek Automotive Systems, Ltd........................   9,595   43,332
    Delek Group, Ltd.....................................   1,208  210,795
    Delta-Galil Industries, Ltd..........................   3,106   89,847
    Dexia Israel Bank, Ltd...............................      87   16,524
    Direct Insurance Financial Investments, Ltd..........   3,306   39,176
    Dor Alon Energy in Israel 1988, Ltd..................     967   13,522
#*  El Al Israel Airlines................................  62,551   20,023
    Electra Consumer Products 1970, Ltd..................   2,972   33,376
    Electra, Ltd.........................................     371   87,512
*   Energix-Renewable Energies, Ltd......................  10,003   13,794
*   Equital, Ltd.........................................     695   17,861
*   First International Bank Of Israel, Ltd..............  10,866  257,282
    FMS Enterprises Migun, Ltd...........................     330    9,201
    Formula Systems 1985, Ltd............................   2,261   91,214
    Fox Wizel, Ltd.......................................   2,984   72,236
*   Gilat Satellite Networks, Ltd........................   2,199   21,141
    Hadera Paper, Ltd....................................   1,308   97,818
    Hamlet Israel-Canada, Ltd............................     477    9,854
    Harel Insurance Investments & Financial Services,
       Ltd...............................................  34,538  241,014
    Hilan, Ltd...........................................   2,773   69,138
    IDI Insurance Co., Ltd...............................     994   54,724
    IES Holdings, Ltd....................................     544   24,667
*   Industrial Buildings Corp., Ltd......................  21,888   33,155
    Inrom Construction Industries, Ltd...................   7,714   25,057
    Israel Chemicals, Ltd................................  54,893  318,603
    Israel Discount Bank, Ltd., Class A..................  87,778  310,457
*   Israel Land Development Co., Ltd. (The)..............   1,404   10,111
    Isras Investment Co., Ltd............................     127   14,780
    Jerusalem Oil Exploration............................   2,874  180,708
    Kenon Holdings, Ltd..................................   4,051   74,175
*   Kerur Holdings, Ltd..................................     968   24,464
    Klil Industries, Ltd.................................     213   14,603
    Maabarot Products, Ltd...............................     805   10,364
    Magic Software Enterprises, Ltd......................   1,344   11,123
    Malam - Team, Ltd....................................     164   16,256
    Matrix IT, Ltd.......................................   5,458   66,229
    Maytronics, Ltd......................................   8,431   50,680
    Mediterranean Towers, Ltd............................  18,802   33,468
    Mega Or Holdings, Ltd................................   2,292   27,204
    Meitav Dash Investments, Ltd.........................   7,248   21,290
    Melisron, Ltd........................................   1,602   73,788
    Menora Mivtachim Holdings, Ltd.......................   7,969   97,375
    Migdal Insurance & Financial Holding, Ltd............ 104,926   96,169
    Mivtach Shamir Holdings, Ltd.........................     595    9,649
#   Mizrahi Tefahot Bank, Ltd............................  17,627  327,911
    Naphtha Israel Petroleum Corp., Ltd..................  11,119   75,563
    Nawi Brothers, Ltd...................................   6,200   34,966
*   Neto ME Holdings, Ltd................................     380   34,640
*   Nice, Ltd............................................     653   71,990
*   Nice, Ltd., Sponsored ADR............................   2,267  249,257
*   Nova Measuring Instruments, Ltd......................   4,633  115,286
    Oil Refineries, Ltd.................................. 527,463  256,940
    One Software Technologies, Ltd.......................     286   10,738
    Palram Industries 1990, Ltd..........................   1,581    8,241

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
ISRAEL -- (Continued)
*   Partner Communications Co., Ltd......................  34,075 $  154,627
*   Partner Communications Co., Ltd., ADR................   1,321      5,865
    Paz Oil Co., Ltd.....................................   3,228    482,833
    Phoenix Holdings, Ltd. (The).........................  33,483    188,253
    Plasson Industries, Ltd..............................     968     46,775
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd..   1,201     65,275
    Scope Metals Group, Ltd..............................   1,610     40,935
    Shapir Engineering and Industry, Ltd.................  29,722    104,307
*   Shikun & Binui, Ltd..................................  61,820    113,062
    Shufersal, Ltd.......................................  27,713    195,504
    Strauss Group, Ltd...................................   5,149    125,083
    Summit Real Estate Holdings, Ltd.....................   6,014     56,425
#*  Suny Cellular Communication, Ltd.....................  24,074     12,944
    Tadiran Holdings, Ltd................................     495     11,187
*   Tower Semiconductor, Ltd.............................  10,571    157,402
*   Tower Semiconductor, Ltd.............................   5,566     83,113
*   Union Bank of Israel.................................   2,641     11,445
    YH Dimri Construction & Development, Ltd.............   1,190     17,642
                                                                  ----------
TOTAL ISRAEL.............................................          9,942,996
                                                                  ----------
ITALY -- (2.8%)
    A2A SpA.............................................. 396,285    723,072
    ACEA SpA.............................................  12,144    185,637
*   Aeffe SpA............................................   5,749     18,631
    Amplifon SpA.........................................  14,773    264,665
    Anima Holding SpA....................................  45,597    187,591
    Aquafil SpA..........................................   2,441     25,973
*   Arnoldo Mondadori Editore SpA........................  26,239     50,709
    Ascopiave SpA........................................   8,110     29,921
    Assicurazioni Generali SpA...........................  92,081  1,612,086
#*  Astaldi SpA..........................................  15,778     14,308
    Atlantia SpA.........................................  20,349    481,632
    Autogrill SpA........................................  21,512    193,503
    Avio SpA.............................................   2,121     28,390
#   Azimut Holding SpA...................................  31,975    405,579
    B&C Speakers SpA.....................................     646      8,393
#*  Banca Carige SpA.....................................  40,876         70
    Banca Farmafactoring SpA.............................   9,990     58,560
    Banca Generali SpA...................................   8,183    193,044
    Banca IFIS SpA.......................................   5,863    112,717
    Banca Mediolanum SpA.................................  31,262    190,729
#*  Banca Monte dei Paschi di Siena SpA..................  18,901     26,778
    Banca Popolare di Sondrio SCPA....................... 129,095    344,442
#   Banca Profilo SpA....................................  37,962      6,903
#   Banca Sistema SpA....................................   9,819     16,105
#*  Banco BPM SpA........................................ 431,424    837,456
    Banco di Desio e della Brianza SpA...................   6,714     13,897
    BasicNet SpA.........................................   5,935     33,073
#   BE...................................................  12,564     12,644
*   BF SpA...............................................   5,355     14,828
    Biesse SpA...........................................   2,053     47,911
    BPER Banca........................................... 104,713    354,864
    Brembo SpA...........................................  28,667    327,461
    Brunello Cucinelli SpA...............................   5,217    188,663
#   Buzzi Unicem SpA.....................................  14,465    276,340
    Cairo Communication SpA..............................  17,083     74,384
    Cementir Holding SpA.................................   7,248     49,376
    Cerved Group SpA.....................................  22,562    198,579
    CIR-Compagnie Industriali Riunite SpA................  85,893     99,535

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
ITALY -- (Continued)
    Credito Emiliano SpA.................................    25,960 $  147,929
*   Credito Valtellinese SpA............................. 1,988,180    148,817
#*  d'Amico International Shipping SA....................    18,243      2,894
    Danieli & C Officine Meccaniche SpA..................     2,689     55,421
    Datalogic SpA........................................     2,952     79,804
    De' Longhi SpA.......................................     9,038    225,506
    DeA Capital SpA......................................    35,017     53,722
    DiaSorin SpA.........................................     3,572    327,100
    El.En. SpA...........................................       405      7,419
*   Elica SpA............................................     4,248      7,146
    Emak SpA.............................................    12,990     19,471
    Enav SpA.............................................    20,262    103,726
    Enel SpA.............................................   507,792  3,069,052
    Eni SpA..............................................   226,220  3,835,746
    Eni SpA, Sponsored ADR...............................     3,109    105,333
    ERG SpA..............................................     9,634    188,752
    Esprinet SpA.........................................     9,762     43,043
*   Eurotech SpA.........................................     5,768     23,417
#*  Exprivia SpA.........................................     6,596      8,477
    Falck Renewables SpA.................................    40,994    131,390
    Ferrari NV...........................................     5,231    651,325
#   Ferrari NV...........................................     1,916    241,991
*   Fiat Chrysler Automobiles NV.........................    95,249  1,629,890
*   Fiat Chrysler Automobiles NV.........................    76,054  1,308,889
    FinecoBank Banca Fineco SpA..........................    53,709    584,029
    FNM SpA..............................................    35,502     21,478
*   GEDI Gruppo Editoriale SpA...........................    13,362      5,657
    Geox SpA.............................................    10,145     15,105
    Gruppo MutuiOnline SpA...............................     3,454     66,843
    Hera SpA.............................................   161,633    546,246
*   IMMSI SpA............................................    64,785     33,049
    Industria Macchine Automatiche SpA...................     2,404    159,381
    Infrastrutture Wireless Italiane SpA.................    13,961    111,141
#*  Intek Group SpA......................................    60,280     22,668
    Interpump Group SpA..................................     7,570    243,884
    Intesa Sanpaolo SpA..................................   665,382  1,522,476
    Iren SpA.............................................   119,253    292,483
    Italgas SpA..........................................    85,312    516,516
    Italmobiliare SpA....................................     2,762     61,432
    IVS Group SA.........................................       645      8,150
    La Doria SpA.........................................     1,769     17,449
    Maire Tecnimont SpA..................................    33,875    135,965
    MARR SpA.............................................     5,647    135,144
    Massimo Zanetti Beverage Group SpA...................     3,336     24,109
#*  Mediaset SpA.........................................   130,980    430,440
    Mediobanca Banca di Credito Finanziario SpA..........   110,468    962,701
    Moncler SpA..........................................    20,825    783,742
#*  Mondo TV SpA.........................................     2,962      5,449
    Nice SpA.............................................     3,045     12,132
*   Openjobmetis SpA agenzia per il lavoro...............       850      7,797
#*  OVS SpA..............................................    12,396     18,914
    Parmalat SpA.........................................    24,905     81,222
    Piaggio & C SpA......................................    62,870    144,403
    Prima Industrie SpA..................................       595     14,213
    Prysmian SpA.........................................     6,911    148,471
    RAI Way SpA..........................................    14,683     74,686
    Recordati SpA........................................     8,772    317,865
    Reno de Medici SpA...................................    51,419     43,230
    Reply SpA............................................     2,544    141,028

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
ITALY -- (Continued)
    Retelit SpA..........................................  14,038 $    24,699
*   Rizzoli Corriere Della Sera Mediagroup SpA...........  15,487      25,772
    Sabaf SpA............................................   1,265      22,168
    SAES Getters SpA.....................................     993      22,648
*   Safilo Group SpA.....................................   7,495       6,893
*   Saipem SpA........................................... 115,806     550,542
#   Salini Impregilo SpA.................................  35,532      78,153
    Salvatore Ferragamo SpA..............................   5,986     120,053
    Saras SpA............................................ 209,638     446,676
    Servizi Italia SpA...................................   2,903      11,801
    Sesa SpA.............................................   1,124      33,812
    Snam SpA.............................................  86,406     412,617
    Societa Cattolica di Assicurazioni SC................  44,344     409,186
    Societa Iniziative Autostradali e Servizi SpA........  14,799     227,772
*   Sogefi SpA...........................................  12,614      26,441
#   SOL SpA..............................................   5,393      69,173
    Tamburi Investment Partners SpA......................  10,259      71,690
    Technogym SpA........................................  15,889     184,234
    Tenaris SA...........................................   6,644      83,457
    Terna Rete Elettrica Nazionale SpA................... 111,736     688,636
#*  Tiscali SpA.......................................... 259,219       4,748
#   Tod's SpA............................................   1,485      69,116
#*  TREVI - Finanziaria Industriale SpA..................   7,195       2,615
    UniCredit SpA........................................  84,965     982,238
    Unieuro SpA..........................................   1,036      13,175
#   Unione di Banche Italiane SpA........................ 293,236     752,363
    Unipol Gruppo SpA.................................... 121,335     555,525
    UnipolSai Assicurazioni SpA.......................... 201,058     501,877
    Zignago Vetro SpA....................................   3,143      32,922
                                                                  -----------
TOTAL ITALY..............................................          34,265,209
                                                                  -----------
JAPAN -- (22.2%)
    77 Bank, Ltd. (The)..................................  13,700     241,353
    A&A Material Corp....................................   1,500      13,700
    A&D Co., Ltd.........................................   4,500      28,498
    ABC-Mart, Inc........................................   1,400      80,434
    Abist Co., Ltd.......................................     900      26,581
*   Access Co., Ltd......................................   4,500      35,378
    Achilles Corp........................................   3,200      58,478
    Acom Co., Ltd........................................  13,900      48,730
    Adastria Co., Ltd....................................   7,780     142,970
    ADEKA Corp...........................................  20,700     326,549
    Ad-sol Nissin Corp...................................     800      10,562
#   Adtec Plasma Technology Co., Ltd.....................   1,000       6,879
    Advan Co., Ltd.......................................   4,000      34,528
    Advance Create Co., Ltd..............................     700      11,058
    Advanex, Inc.........................................     500       6,949
    Advantest Corp.......................................   6,300     144,185
    Adventure, Inc.......................................     300      18,981
    Aeon Co., Ltd........................................  51,565   1,049,474
    Aeon Delight Co., Ltd................................   4,300     159,669
    Aeon Fantasy Co., Ltd................................   2,600      62,032
    AEON Financial Service Co., Ltd......................  14,000     271,508
#   Aeon Hokkaido Corp...................................   4,700      34,123
    Aeon Mall Co., Ltd...................................   8,400     139,630
    Aeria, Inc...........................................   5,000      25,668
    AGC, Inc.............................................  37,500   1,270,886
    Agro-Kanesho Co., Ltd................................   1,400      26,412
    Ahresty Corp.........................................   4,600      27,528

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Ai Holdings Corp.....................................  5,300 $ 92,296
    Aica Kogyo Co., Ltd..................................  4,300  151,180
    Aichi Bank, Ltd. (The)...............................  2,200   71,736
    Aichi Corp...........................................  7,900   43,498
    Aichi Steel Corp.....................................  2,600   81,953
    Aichi Tokei Denki Co., Ltd...........................    500   17,397
    Aida Engineering, Ltd................................ 11,500   83,132
*   Aiful Corp........................................... 51,500  131,768
    Aigan Co., Ltd.......................................  2,100    5,624
    Ain Holdings, Inc....................................  6,100  446,611
    Aiphone Co., Ltd.....................................  2,000   29,542
    Air Water, Inc....................................... 35,000  583,916
    Airport Facilities Co., Ltd..........................  6,100   29,996
    Aisan Industry Co., Ltd.............................. 10,100   69,913
    Aisin Seiki Co., Ltd................................. 16,518  653,033
    AIT Corp.............................................  1,200   10,952
    Aizawa Securities Co., Ltd...........................  7,700   45,289
    Ajinomoto Co., Inc................................... 44,200  765,308
    Ajis Co., Ltd........................................  1,100   31,956
    Akatsuki Corp........................................  3,800   10,343
    Akatsuki, Inc........................................  1,700   97,452
#*  Akebono Brake Industry Co., Ltd...................... 28,700   43,709
    Akita Bank, Ltd. (The)...............................  4,300   86,338
    Albis Co., Ltd.......................................  1,400   31,280
#   Alconix Corp.........................................  5,900   61,183
    Alfresa Holdings Corp................................  8,600  237,028
    Alinco, Inc..........................................  3,800   32,984
#*  Allied Telesis Holdings K.K.......................... 15,600   14,274
    Alpen Co., Ltd.......................................  4,100   62,921
    Alpha Corp...........................................  1,500   17,383
    Alpha Systems, Inc...................................  1,500   35,100
    Alps Alpine Co., Ltd................................. 46,308  976,203
    Alps Logistics Co., Ltd..............................  1,800   13,026
    Altech Corp..........................................  3,300   53,096
    Amada Holdings Co., Ltd.............................. 21,200  213,375
    Amano Corp...........................................  9,200  191,791
    Amiyaki Tei Co., Ltd.................................    600   19,834
    Amuse, Inc...........................................  2,300   51,040
    ANA Holdings, Inc....................................  1,700   62,662
    Anest Iwata Corp.....................................  3,400   29,249
    Anicom Holdings, Inc.................................  1,200   33,770
    Anritsu Corp.........................................  1,700   30,307
    AOI Electronics Co., Ltd.............................    900   21,166
    AOI TYO Holdings, Inc................................  2,466   19,139
    AOKI Holdings, Inc...................................  9,700  114,253
#   Aomori Bank, Ltd. (The)..............................  5,300  136,488
    Aoyama Trading Co., Ltd..............................  9,600  239,880
    Aoyama Zaisan Networks Co., Ltd......................    700   10,004
    Aozora Bank, Ltd.....................................  7,200  221,762
#   Apaman Co., Ltd......................................  3,300   18,614
    Arakawa Chemical Industries, Ltd.....................  4,300   52,424
    Arata Corp...........................................  2,200   88,167
    Araya Industrial Co., Ltd............................    800   11,429
    Arcland Sakamoto Co., Ltd............................  6,900   86,778
    Arcland Service Holdings Co., Ltd....................  2,200   40,623
    Arcs Co., Ltd........................................  8,000  178,714
*   Ardepro Co., Ltd..................................... 11,300    4,686
    Arealink Co., Ltd....................................  1,900   24,537
    Argo Graphics, Inc...................................  1,000   35,809

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Ariake Japan Co., Ltd................................    400 $ 24,284
    Arisawa Manufacturing Co., Ltd.......................  7,900   60,077
#*  Arrk Corp............................................ 12,600   10,075
    Artnature, Inc.......................................  5,000   28,246
    ArtSpark Holdings, Inc...............................  1,700   14,357
    As One Corp..........................................    600   42,154
    Asahi Broadcasting Group Holdings Corp...............  1,500    9,704
    Asahi Co., Ltd.......................................  3,500   46,961
    Asahi Diamond Industrial Co., Ltd.................... 13,100   86,891
    Asahi Holdings, Inc.................................. 10,600  226,053
    Asahi Intecc Co., Ltd................................  6,400  278,541
    Asahi Kogyosha Co., Ltd..............................  1,076   29,484
    Asahi Net, Inc.......................................  2,800   13,008
    Asahi Printing Co., Ltd..............................  1,200   11,080
    ASAHI YUKIZAI Corp...................................  3,400   46,565
    Asanuma Corp.........................................  1,700   46,264
    Asax Co., Ltd........................................  2,400   12,248
    Ashimori Industry Co., Ltd...........................  1,100   14,825
    Asia Pile Holdings Corp..............................  6,300   38,416
    Asics Corp........................................... 14,500  209,888
    ASKUL Corp...........................................    400    8,083
    Asti Corp............................................    600    9,324
#   Asukanet Co., Ltd....................................  1,300   15,113
    Asunaro Aoki Construction Co., Ltd...................  4,500   41,138
#   Ateam, Inc...........................................  1,900   30,543
*   Atrae, Inc...........................................    400    8,143
    Atsugi Co., Ltd......................................  5,100   45,617
    Autobacs Seven Co., Ltd.............................. 10,800  180,831
    Aval Data Corp.......................................  1,000   14,643
    Avant Corp...........................................  2,400   30,515
    Avex, Inc............................................ 10,900  146,579
    Awa Bank, Ltd. (The).................................  8,800  243,758
    Axell Corp...........................................  1,700    8,168
    Axial Retailing, Inc.................................  4,400  139,815
    Azbil Corp........................................... 13,400  281,751
    Bandai Namco Holdings, Inc........................... 13,600  600,803
    Bando Chemical Industries, Ltd.......................  7,300   73,045
    Bank of Iwate, Ltd. (The)............................  3,800  115,407
    Bank of Kochi, Ltd. (The)............................  1,900   13,246
    Bank of Kyoto, Ltd. (The)............................  7,499  318,782
#   Bank of Nagoya, Ltd. (The)...........................  3,199   92,949
    Bank of Okinawa, Ltd. (The)..........................  5,280  150,777
    Bank of Saga, Ltd. (The).............................  4,700   74,702
    Bank of the Ryukyus, Ltd............................. 10,900  113,775
    Bank of Toyama, Ltd. (The)...........................    400   11,547
    Baroque Japan, Ltd...................................  3,800   32,056
    BayCurrent Consulting, Inc...........................  4,600  141,543
#   Beenos, Inc..........................................  1,800   22,522
    Belc Co., Ltd........................................  2,800  122,169
    Bell System24 Holdings, Inc..........................  9,900  131,969
    Belluna Co., Ltd..................................... 10,600  100,223
    Benefit One, Inc.....................................  3,400  115,082
    Benesse Holdings, Inc................................  4,000  104,430
#*  Bengo4.com, Inc......................................    700   24,795
    Bic Camera, Inc...................................... 15,400  181,077
    Biofermin Pharmaceutical Co., Ltd....................    700   15,252
    BML, Inc.............................................  4,100  113,120
    Bookoff Group Holdings, Ltd..........................  3,100   21,350
    Bourbon Corp.........................................  2,500   42,665

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    BP Castrol K.K.......................................    700 $  7,988
    Br Holdings Corp.....................................  2,800    8,679
*   BrainPad, Inc........................................    800   38,995
    Broadleaf Co., Ltd................................... 10,400   53,247
    BRONCO BILLY Co., Ltd................................  1,500   35,711
#   Bunka Shutter Co., Ltd............................... 13,200   90,846
    C Uyemura & Co., Ltd.................................    600   36,745
    CAC Holdings Corp....................................  3,200   27,097
    Calbee, Inc..........................................  4,900  157,790
#   Can Do Co., Ltd......................................  2,200   30,930
    Canare Electric Co., Ltd.............................    700   11,778
    Canon Electronics, Inc...............................  5,100   83,846
    Canon Marketing Japan, Inc...........................  6,400  123,963
    Canon, Inc........................................... 34,300  986,475
    Capcom Co., Ltd...................................... 14,200  305,658
    Career Design Center Co., Ltd........................    600    6,203
    CareerIndex, Inc.....................................  1,600   17,671
    Carlit Holdings Co., Ltd.............................  5,200   38,653
    Carta Holdings, Inc..................................  2,900   28,882
#   Casio Computer Co., Ltd.............................. 15,800  210,133
    Cawachi, Ltd.........................................  3,900   76,570
    Central Automotive Products, Ltd.....................  1,900   27,130
    Central Glass Co., Ltd...............................  9,900  218,318
    Central Japan Railway Co.............................  2,400  518,693
    Central Security Patrols Co., Ltd....................    700   28,547
    Central Sports Co., Ltd..............................  1,800   55,135
    Charm Care Corp. KK..................................  1,500   20,016
    Chiba Bank, Ltd. (The)............................... 49,900  303,747
    Chiba Kogyo Bank, Ltd. (The)......................... 12,300   39,257
    Chilled & Frozen Logistics Holdings Co., Ltd.........  4,800   50,901
#   CHIMNEY Co., Ltd.....................................    500   11,567
    Chino Corp...........................................  1,400   15,863
    Chiyoda Co., Ltd.....................................  2,900   48,802
    Chiyoda Corp......................................... 10,700   32,510
    Chiyoda Integre Co., Ltd.............................  2,200   38,562
#   Chofu Seisakusho Co., Ltd............................  4,700   87,015
    Chori Co., Ltd.......................................  2,600   37,893
    Chubu Electric Power Co., Inc........................ 16,800  265,919
    Chubu Shiryo Co., Ltd................................  7,100   72,189
    Chudenko Corp........................................  8,400  178,804
    Chuetsu Pulp & Paper Co., Ltd........................  1,800   21,762
    Chugai Ro Co., Ltd...................................  1,400   26,166
    Chugoku Bank, Ltd. (The)............................. 23,400  214,842
    Chugoku Electric Power Co., Inc. (The)............... 18,400  251,789
    Chugoku Marine Paints, Ltd........................... 13,600  121,562
    Chukyo Bank, Ltd. (The)..............................  2,900   56,933
    Chuo Spring Co., Ltd.................................    400   10,659
#   Chuo Warehouse Co., Ltd..............................  1,100   10,028
    CI Takiron Corp......................................  8,600   46,061
    Citizen Watch Co., Ltd............................... 65,700  350,699
#   CKD Corp............................................. 13,000  122,905
    CK-San-Etsu Co., Ltd.................................    700   15,250
    Cleanup Corp.........................................  4,700   25,196
    CMC Corp.............................................    800   12,971
    CMIC Holdings Co., Ltd...............................  3,000   44,795
    CMK Corp............................................. 12,600   80,889
    Coca-Cola Bottlers Japan Holdings, Inc............... 10,356  319,863
    cocokara fine, Inc...................................  2,200  102,064
    COLOPL, Inc.......................................... 10,700   77,386

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Computer Engineering & Consulting, Ltd...............  2,600 $ 46,133
    Computer Institute of Japan, Ltd.....................  2,100   15,222
    COMSYS Holdings Corp................................. 12,963  338,637
    Comture Corp.........................................  1,700   45,405
    Concordia Financial Group, Ltd....................... 94,432  389,500
    CONEXIO Corp.........................................  5,900   74,886
#*  COOKPAD, Inc......................................... 12,600   35,439
    Core Corp............................................  1,200   12,810
    Corona Corp..........................................  3,800   35,471
#   Cosel Co., Ltd.......................................  4,400   43,830
    Cosmo Energy Holdings Co., Ltd....................... 17,600  398,456
#   Cosmos Initia Co., Ltd...............................  2,100   11,230
    Cosmos Pharmaceutical Corp...........................    700  134,013
    Cota Co., Ltd........................................  1,600   21,712
    CRE, Inc.............................................  2,400   20,237
    Create Medic Co., Ltd................................  2,200   19,258
#   Create Restaurants Holdings, Inc.....................  7,800   87,406
    Create SD Holdings Co., Ltd..........................  4,500  113,251
    Credit Saison Co., Ltd............................... 22,900  301,755
    Creek & River Co., Ltd...............................  1,300   13,230
    Cresco, Ltd..........................................  2,100   58,365
    CTI Engineering Co., Ltd.............................  3,300   40,837
    CTS Co., Ltd.........................................  4,000   28,424
    Cube System, Inc.....................................  2,300   15,755
#   CyberAgent, Inc......................................  6,400  207,292
*   Cyberstep, Inc.......................................    900    8,945
    Cybozu, Inc..........................................  3,300   19,499
    Dai Nippon Toryo Co., Ltd............................  5,000   46,736
    Daibiru Corp.........................................  9,100   90,623
    Daicel Corp.......................................... 63,200  662,862
    Dai-Dan Co., Ltd.....................................  3,700   78,479
    Daido Kogyo Co., Ltd.................................  2,100   18,073
    Daido Metal Co., Ltd.................................  9,100   64,145
    Daido Steel Co., Ltd.................................  6,700  280,074
    Daidoh, Ltd..........................................  4,900   14,997
    Daifuku Co., Ltd.....................................  6,100  306,561
    Daihatsu Diesel Manufacturing Co., Ltd...............  4,800   29,169
    Daihen Corp..........................................  5,000  112,232
    Daiho Corp...........................................  5,000  159,754
    Dai-Ichi Cutter Kogyo K.K............................  1,000   16,598
    Daiichi Jitsugyo Co., Ltd............................  1,800   56,872
    Daiichi Kensetsu Corp................................    900   12,949
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd................  5,600   45,038
    Dai-ichi Life Holdings, Inc.......................... 49,800  808,602
    Dai-ichi Seiko Co., Ltd..............................  2,500   28,214
    Daiichikosho Co., Ltd................................  6,800  321,234
    Daiken Corp..........................................  3,000   51,535
    Daiken Medical Co., Ltd..............................  2,300   12,391
    Daiki Aluminium Industry Co., Ltd....................  7,200   39,477
    Daiki Axis Co., Ltd..................................  1,200    9,931
    Daikokutenbussan Co., Ltd............................  2,400   90,292
    Daikyonishikawa Corp................................. 11,800  122,137
    Dainichi Co., Ltd....................................  2,000   12,864
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd................................................  2,700   69,169
#   Daio Paper Corp...................................... 16,800  215,875
    Daiohs Corp..........................................  1,500   17,502
    Daiseki Co., Ltd.....................................  4,300  101,440
    Daiseki Eco. Solution Co., Ltd.......................  1,300    7,653
    Daishi Hokuetsu Financial Group, Inc.................  6,700  192,836

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Daishinku Corp.......................................   1,900 $   17,247
    Daisue Construction Co., Ltd.........................   1,600     13,500
    Daito Bank, Ltd. (The)...............................   1,100      6,181
    Daito Pharmaceutical Co., Ltd........................   3,000     77,291
    Daito Trust Construction Co., Ltd....................   3,600    500,012
#   Daitron Co., Ltd.....................................   2,500     29,552
    Daiwa House Industry Co., Ltd........................  54,600  1,770,205
    Daiwa Industries, Ltd................................   6,500     65,343
    Daiwa Securities Group, Inc.......................... 139,100    693,727
    Daiwabo Holdings Co., Ltd............................   5,500    295,933
    Daiyu Lic Holdings Co., Ltd..........................   2,500     22,556
    DCM Holdings Co., Ltd................................  24,400    249,094
    DD Holdings Co., Ltd.................................     700     13,605
    Dear Life Co., Ltd...................................   6,600     27,216
    DeNA Co., Ltd........................................  17,100    302,569
    Denka Co., Ltd.......................................  19,700    633,714
    Denki Kogyo Co., Ltd.................................   2,500     56,155
    Densan System Co., Ltd...............................   1,800     39,626
    Denso Corp...........................................  16,100    740,546
    Dentsu, Inc..........................................  12,000    569,209
    Denyo Co., Ltd.......................................   3,400     42,735
    Descente, Ltd........................................   5,200    108,277
#   Dexerials Corp.......................................  14,400    117,233
    DIC Corp.............................................  18,300    586,677
    Digital Arts, Inc....................................   1,900    122,881
    Digital Hearts Holdings Co., Ltd.....................   1,600     20,901
    Digital Information Technologies Corp................   1,000     11,862
    Dip Corp.............................................   6,500    118,660
    Disco Corp...........................................   2,100    311,756
    DKS Co., Ltd.........................................   2,400     53,725
    DMG Mori Co., Ltd....................................  20,700    281,780
    Don Quijote Holdings Co., Ltd........................   3,900    226,789
    Doshisha Co., Ltd....................................   4,000     61,289
#   Double Standard, Inc.................................     800     27,899
    Doutor Nichires Holdings Co., Ltd....................   7,000    133,989
    Dowa Holdings Co., Ltd...............................  12,300    394,068
    DSB Co., Ltd.........................................   2,000      7,423
    DTS Corp.............................................   3,500    123,880
    Duskin Co., Ltd......................................   9,500    228,686
    Dvx, Inc.............................................   1,700     17,078
#   DyDo Group Holdings, Inc.............................   2,200    105,913
    Dynic Corp...........................................   1,100      7,404
    Eagle Industry Co., Ltd..............................   7,800     91,902
    Earth Corp...........................................   2,400    114,369
    Ebara Corp...........................................  14,900    411,263
    Ebara Foods Industry, Inc............................   1,600     30,607
    Ebara Jitsugyo Co., Ltd..............................   1,200     23,761
    Eco's Co., Ltd.......................................   2,100     31,345
    EDION Corp...........................................  17,700    179,656
    EF-ON, Inc...........................................   6,039     48,152
    eGuarantee, Inc......................................   3,600     35,364
    E-Guardian, Inc......................................   1,200     23,875
    Ehime Bank, Ltd. (The)...............................   7,700     74,368
    Eidai Co., Ltd.......................................   6,000     24,250
    Eighteenth Bank, Ltd. (The)..........................   1,900     46,408
    Eiken Chemical Co., Ltd..............................   3,000     68,030
    Eizo Corp............................................   3,600    139,657
    Elan Corp............................................   2,000     24,200
    Elecom Co., Ltd......................................   3,300     88,111

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Electric Power Development Co., Ltd..................  4,200 $105,048
    Elematec Corp........................................  1,500   24,728
#   EM Systems Co., Ltd..................................  3,800   39,411
    Endo Lighting Corp...................................  3,700   25,141
*   Enigmo, Inc..........................................  2,300   51,713
    en-japan, Inc........................................  5,100  191,814
    Enomoto Co., Ltd.....................................    600    4,449
    Enplas Corp..........................................  1,700   46,265
#*  Enshu, Ltd...........................................  1,300   12,235
    EPS Holdings, Inc....................................  7,900  119,983
#   eRex Co., Ltd........................................  5,300   30,236
#   ES-Con Japan, Ltd.................................... 14,300  108,760
    ESCRIT, Inc..........................................  2,500   13,666
#   Escrow Agent Japan, Inc..............................  5,500   13,047
    ESPEC Corp...........................................  3,600   65,976
    Excel Co., Ltd.......................................  1,300   22,912
    Exedy Corp...........................................  7,300  184,083
    Ezaki Glico Co., Ltd.................................  4,600  229,560
    F@N Communications, Inc.............................. 11,800   59,899
    Faith, Inc...........................................  1,900   14,726
    FALCO HOLDINGS Co., Ltd..............................  1,900   26,093
    FamilyMart UNY Holdings Co., Ltd.....................  2,400  281,142
    FANUC Corp...........................................  2,000  340,163
    Fast Retailing Co., Ltd..............................  1,100  504,797
    FCC Co., Ltd......................................... 10,100  256,834
*   FDK Corp.............................................  1,200   11,511
    Feed One Co., Ltd.................................... 23,800   37,926
#   Felissimo Corp.......................................  1,000    9,795
    Fenwal Controls of Japan, Ltd........................  1,200   16,453
    Ferrotec Holdings Corp............................... 11,300  101,552
#*  FFRI, Inc............................................    700   23,445
    FIDEA Holdings Co., Ltd.............................. 38,200   47,012
    Financial Products Group Co., Ltd.................... 11,100  121,888
    FINDEX, Inc..........................................  1,800    9,644
    First Bank of Toyama, Ltd. (The)..................... 10,400   36,464
#   First Brothers Co., Ltd..............................  1,700   16,303
    First Juken Co., Ltd.................................  1,100   11,478
#   First-corp, Inc......................................  1,400    9,624
#   Fixstars Corp........................................  2,500   33,134
    FJ Next Co., Ltd.....................................  3,700   31,226
    Foster Electric Co., Ltd.............................  7,000  107,042
    FP Corp..............................................  4,300  244,292
    France Bed Holdings Co., Ltd.........................  5,400   44,047
    Freebit Co., Ltd.....................................  2,300   18,799
#   Freund Corp..........................................  3,000   23,597
    F-Tech, Inc..........................................  4,000   35,512
    FTGroup Co., Ltd.....................................  1,000   13,587
    Fudo Tetra Corp......................................  4,390   66,902
    Fuji Co., Ltd........................................  5,300   89,980
    Fuji Corp............................................ 14,100  184,030
    Fuji Corp............................................  1,800   33,915
    Fuji Corp., Ltd......................................  7,000   54,317
    Fuji Die Co., Ltd....................................  1,600    9,291
    Fuji Electric Co., Ltd............................... 13,400  414,126
    Fuji Furukawa Engineering & Construction Co., Ltd....    600   10,011
#   Fuji Kyuko Co., Ltd..................................  2,799   85,377
    Fuji Media Holdings, Inc.............................  7,000  103,567
    Fuji Oil Co., Ltd.................................... 12,400   34,815
    Fuji Oil Holdings, Inc...............................  9,900  312,363

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Fuji Seal International, Inc.........................  9,400 $  312,277
    Fuji Soft, Inc.......................................  3,300    134,326
    Fujibo Holdings, Inc.................................  2,100     51,769
    Fujicco Co., Ltd.....................................  3,100     66,116
    Fujikura Kasei Co., Ltd..............................  5,000     25,816
    Fujikura Rubber, Ltd.................................  4,800     20,182
    Fujikura, Ltd........................................ 75,400    330,977
    Fujimi, Inc..........................................  3,000     61,855
    Fujimori Kogyo Co., Ltd..............................  3,900    101,710
    Fujio Food System Co., Ltd...........................    700     15,311
#   Fujisash Co., Ltd.................................... 13,200     10,150
    Fujita Kanko, Inc....................................  2,000     49,766
    Fujitec Co., Ltd..................................... 10,500    114,572
    Fujitsu Frontech, Ltd................................  2,700     24,816
    Fujitsu General, Ltd................................. 12,700    163,428
    Fujitsu, Ltd......................................... 21,500  1,442,981
#   Fujiya Co., Ltd......................................  1,000     20,557
    FuKoKu Co., Ltd......................................  2,600     20,857
    Fukuda Corp..........................................  1,200     44,651
    Fukuda Denshi Co., Ltd...............................    700     47,276
    Fukui Bank, Ltd. (The)...............................  5,600     81,712
    Fukui Computer Holdings, Inc.........................    700     10,486
    Fukuoka Financial Group, Inc......................... 12,500    276,155
#*  Fukushima Bank, Ltd. (The)...........................  6,100     22,095
    Fukushima Industries Corp............................  2,800     99,279
    Fukuyama Transporting Co., Ltd.......................  4,400    176,957
*   Full Speed, Inc......................................  2,300     12,124
    FULLCAST Holdings Co., Ltd...........................  3,400     59,748
    Fumakilla, Ltd.......................................  1,499     16,387
#*  Funai Electric Co., Ltd..............................  3,500     18,863
    Funai Soken Holdings, Inc............................  4,480     75,739
#   Furukawa Battery Co., Ltd. (The).....................  4,000     25,602
    Furukawa Electric Co., Ltd........................... 19,200    575,892
    Furuno Electric Co., Ltd.............................  4,600     38,337
    Furusato Industries, Ltd.............................  2,200     31,195
#   Furuya Metal Co., Ltd................................    600     28,575
    Furyu Corp...........................................  5,800     54,104
    Fuso Chemical Co., Ltd...............................  4,700     92,329
    Fuso Pharmaceutical Industries, Ltd..................  1,700     39,207
    Futaba Corp..........................................  9,700    152,994
    Futaba Industrial Co., Ltd........................... 15,900     82,795
    Future Corp..........................................  4,600     63,884
    Fuyo General Lease Co., Ltd..........................  5,000    249,767
    G-7 Holdings, Inc....................................  2,100     40,870
    Gakken Holdings Co., Ltd.............................    800     29,968
    Gakkyusha Co., Ltd...................................  1,500     18,440
    GCA Corp.............................................  3,400     22,582
    Gecoss Corp..........................................  2,500     23,191
    Genki Sushi Co., Ltd.................................    700     26,419
    Genky DrugStores Co., Ltd............................    800     19,170
    Geo Holdings Corp....................................  9,700    148,729
    Geomatec Co., Ltd....................................  1,800     12,128
    Geostr Corp..........................................  5,000     19,487
#   Gfoot Co., Ltd.......................................  2,000     12,270
    Giken, Ltd...........................................  2,900     86,718
    GL Sciences, Inc.....................................  1,400     19,480
    GLOBERIDE, Inc.......................................  3,200     71,641
    Glory, Ltd........................................... 11,300    280,733
    GMO Cloud K.K........................................    600     17,876

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    GMO Financial Holdings, Inc..........................  3,600 $ 19,759
#   GMO internet, Inc.................................... 12,100  163,493
#   GMO Payment Gateway, Inc.............................  2,000  103,526
    Godo Steel, Ltd......................................  3,000   48,956
    Gokurakuyu Holdings Co., Ltd.........................  1,800   10,065
    Goldcrest Co., Ltd...................................  4,000   60,711
    Goldwin, Inc.........................................  1,500  147,726
    Grandy House Corp....................................  3,100   11,603
    Gree, Inc............................................ 20,800   94,432
    Greens Co., Ltd......................................  1,100   14,275
    GS Yuasa Corp........................................ 17,199  358,998
#   GSI Creos Corp.......................................  1,500   17,410
    G-Tekt Corp..........................................  5,200   76,414
    Gun-Ei Chemical Industry Co., Ltd....................    800   19,276
*   GungHo Online Entertainment, Inc..................... 37,700   89,015
    Gunma Bank, Ltd. (The)............................... 50,600  223,026
*   Gunosy, Inc..........................................  2,500   55,397
    Gurunavi, Inc........................................ 11,400   76,571
    H2O Retailing Corp................................... 15,960  224,616
    HABA Laboratories, Inc...............................    500   33,716
    Hachijuni Bank, Ltd. (The)........................... 50,100  221,840
#   Hagihara Industries, Inc.............................  2,000   28,068
    Hagiwara Electric Holdings Co., Ltd..................  1,800   47,023
    Hakudo Co., Ltd......................................  1,900   28,445
    Hakuhodo DY Holdings, Inc............................ 14,100  216,996
    Hakuto Co., Ltd......................................  3,600   38,280
#   Hakuyosha Co., Ltd...................................    400    9,972
    Halows Co., Ltd......................................  2,300   44,469
    Hamakyorex Co., Ltd..................................  4,500  160,925
    Hamamatsu Photonics KK...............................  2,400   85,934
    Handsman Co., Ltd....................................    800    8,621
    Hankyu Hanshin Holdings, Inc......................... 15,400  549,698
    Hanwa Co., Ltd.......................................  8,200  227,714
    Happinet Corp........................................  4,100   60,147
#   Harada Industry Co., Ltd.............................  3,000   24,205
    Hard Off Corp. Co., Ltd..............................  1,400   10,484
    Harima Chemicals Group, Inc..........................  3,800   34,466
#   Harmonic Drive Systems, Inc..........................  2,400   84,325
    Haruyama Holdings, Inc...............................  2,200   16,882
    Haseko Corp.......................................... 70,600  783,049
    Hayashikane Sangyo Co., Ltd..........................  1,800    9,350
    Hazama Ando Corp..................................... 49,100  325,208
    Heiwa Real Estate Co., Ltd...........................  8,600  158,913
    Heiwado Co., Ltd.....................................  6,600  153,054
    Helios Techno Holdings Co., Ltd......................  4,900   31,774
    Hibino Corp..........................................    900   15,667
    Hibiya Engineering, Ltd..............................  4,400   68,783
    Hiday Hidaka Corp....................................  3,481   68,508
    Hikari Tsushin, Inc..................................    700  112,198
    HI-LEX Corp..........................................  5,100   97,262
#   Himaraya Co., Ltd....................................  1,200   10,224
    Hinokiya Group Co., Ltd..............................  1,900   33,339
    Hioki EE Corp........................................  1,200   45,252
    Hirakawa Hewtech Corp................................  2,600   29,090
#   Hiramatsu, Inc.......................................  9,300   28,680
#   Hirano Tecseed Co., Ltd..............................  1,800   23,912
#   Hirata Corp..........................................  1,800  111,416
    Hirose Electric Co., Ltd.............................  2,300  247,045
#   Hirose Tusyo, Inc....................................    900   16,555

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Hiroshima Bank, Ltd. (The)...........................  48,200 $  278,993
    Hiroshima Gas Co., Ltd...............................   7,500     23,373
    HIS Co., Ltd.........................................   5,900    223,105
    Hisaka Works, Ltd....................................   5,000     38,154
    Hisamitsu Pharmaceutical Co., Inc....................     600     30,726
    Hitachi Capital Corp.................................  19,700    448,972
    Hitachi Zosen Corp...................................  44,600    148,379
    Hito Communications, Inc.............................   1,100     15,328
    Hochiki Corp.........................................   3,600     35,003
    Hoden Seimitsu Kako Kenkyusho Co., Ltd...............     900      9,793
    Hodogaya Chemical Co., Ltd...........................   1,400     26,766
    Hogy Medical Co., Ltd................................   3,900    130,225
#   Hokkaido Coca-Cola Bottling Co., Ltd.................     400     13,113
    Hokkaido Electric Power Co., Inc.....................  29,100    201,842
    Hokkaido Gas Co., Ltd................................   2,000     27,157
    Hokkan Holdings, Ltd.................................   2,500     37,298
    Hokko Chemical Industry Co., Ltd.....................   6,000     28,196
    Hokkoku Bank, Ltd. (The).............................   5,400    162,346
    Hokuetsu Corp........................................  30,700    166,551
    Hokuetsu Industries Co., Ltd.........................   6,000     61,779
    Hokuhoku Financial Group, Inc........................  29,500    338,175
#   Hokuriku Electric Industry Co., Ltd..................   1,000      8,848
*   Hokuriku Electric Power Co...........................  21,000    184,841
    Hokuriku Electrical Construction Co., Ltd............   2,900     23,650
    Hokuto Corp..........................................   5,800    105,877
    Honda Motor Co., Ltd................................. 100,600  3,020,208
    Honda Tsushin Kogyo Co., Ltd.........................   3,500     17,843
    H-One Co., Ltd.......................................   5,000     46,836
    Honeys Holdings Co., Ltd.............................   4,450     38,318
#   Honshu Chemical Industry Co., Ltd....................   1,000     11,062
#   Hoosiers Holdings....................................   9,100     55,790
    Horiba, Ltd..........................................   9,600    472,555
    Hoshizaki Corp.......................................   1,600    113,621
    Hosiden Corp.........................................  13,000     98,880
    Hosokawa Micron Corp.................................   1,800     73,500
#   Hotland Co., Ltd.....................................     900     10,383
    House Foods Group, Inc...............................   6,700    233,260
    Howa Machinery, Ltd..................................   3,900     28,833
    Hoya Corp............................................   8,500    493,317
    Hulic Co., Ltd.......................................   6,900     63,669
    Hyakugo Bank, Ltd. (The).............................  49,800    180,347
    Hyakujushi Bank, Ltd. (The)..........................   5,900    137,444
    I K K, Inc...........................................   2,100     14,051
    I.K Co., Ltd.........................................   1,600     13,182
    Ibiden Co., Ltd......................................  17,700    258,025
    IBJ Leasing Co., Ltd.................................   7,900    182,115
    IBJ, Inc.............................................   2,700     21,720
    Ichibanya Co., Ltd...................................   1,100     44,800
    Ichigo, Inc..........................................  69,500    240,332
    Ichiken Co., Ltd.....................................   1,200     21,591
    Ichikoh Industries, Ltd..............................  11,300     62,599
    Ichinen Holdings Co., Ltd............................   5,400     58,984
    Ichiyoshi Securities Co., Ltd........................  10,100     83,838
    Icom, Inc............................................   3,500     67,875
    Idec Corp............................................   6,900    127,198
    Idemitsu Kosan Co., Ltd..............................  25,400    896,301
#   IDOM, Inc............................................  19,900     74,449
    Ihara Science Corp...................................   1,100     15,182
    IHI Corp.............................................  20,100    636,599

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Iida Group Holdings Co., Ltd......................... 15,140 $275,530
    Iino Kaiun Kaisha, Ltd............................... 18,800   66,622
    IJT Technology Holdings Co., Ltd.....................  7,800   47,188
    Ikegami Tsushinki Co., Ltd...........................  1,400   15,213
#   IMAGICA GROUP, Inc...................................  3,000   14,562
    Imasen Electric Industrial...........................  3,600   33,380
    Inaba Denki Sangyo Co., Ltd..........................  3,600  140,565
    Inaba Seisakusho Co., Ltd............................  1,700   19,221
    Inabata & Co., Ltd................................... 11,200  147,619
    Inageya Co., Ltd.....................................  4,200   49,460
    Ines Corp............................................  3,800   46,142
    I-Net Corp...........................................  3,730   45,914
    Infocom Corp.........................................  2,400   81,259
#   Infomart Corp........................................ 15,800  168,648
    Information Development Co., Ltd.....................  1,700   22,413
    Information Services International-Dentsu, Ltd.......  1,900   50,770
    Innotech Corp........................................  4,100   37,950
    Inpex Corp........................................... 62,500  600,776
    Insource Co., Ltd....................................  1,100   22,255
    Intage Holdings, Inc.................................  7,700   61,228
    Inter Action Corp....................................  1,800   39,402
    Internet Initiative Japan, Inc.......................  8,000  188,540
    Inui Global Logistics Co., Ltd.......................  2,700   17,718
    I-O Data Device, Inc.................................  1,100   11,829
    IR Japan Holdings, Ltd...............................  1,000   11,320
    Iriso Electronics Co., Ltd...........................  5,400  221,170
    I'rom Group Co., Ltd.................................  1,200   16,608
#   Ise Chemicals Corp...................................    400   12,133
    Iseki & Co., Ltd.....................................  4,600   67,119
    Isetan Mitsukoshi Holdings, Ltd...................... 31,200  321,092
#   Ishihara Chemical Co., Ltd...........................  1,700   26,608
*   Ishihara Sangyo Kaisha, Ltd..........................  8,500   86,683
    Ishizuka Glass Co., Ltd..............................  1,000   17,927
    Isolite Insulating Products Co., Ltd.................  2,800   14,961
    Istyle, Inc..........................................  3,800   28,953
*   ITbook Holdings Co., Ltd.............................  3,900   13,733
    Itfor, Inc...........................................  3,100   21,526
    Ito En, Ltd..........................................  4,500  200,749
    ITOCHU Corp.......................................... 12,100  221,965
    Itochu Enex Co., Ltd................................. 13,900  121,549
    Itochu Techno-Solutions Corp......................... 11,200  233,596
    Itoham Yonekyu Holdings, Inc......................... 19,900  126,604
    Itoki Corp...........................................  9,400   48,764
*   Itokuro, Inc.........................................  1,000   30,706
    IwaiCosmo Holdings, Inc..............................  3,800   43,324
#   Iwaki & Co., Ltd.....................................  6,000   22,386
    Iwasaki Electric Co., Ltd............................  1,100   12,831
#   Iwatani Corp......................................... 11,000  376,051
    Iwatsu Electric Co., Ltd.............................  2,900   20,663
    Iyo Bank, Ltd. (The)................................. 33,700  186,223
    Izumi Co., Ltd.......................................  2,900  146,229
    J Front Retailing Co., Ltd........................... 34,100  390,863
#   J Trust Co., Ltd..................................... 14,400   54,092
    JAC Recruitment Co., Ltd.............................  2,600   52,485
    Jaccs Co., Ltd.......................................  6,500  111,641
    Jafco Co., Ltd.......................................  8,400  294,826
    Jalux, Inc...........................................  1,500   32,944
    Jamco Corp...........................................  2,300   53,874
    Janome Sewing Machine Co., Ltd.......................  7,199   32,439

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Japan Airlines Co., Ltd..............................   7,800 $  283,986
#   Japan Airport Terminal Co., Ltd......................   2,400     91,959
    Japan Asia Group, Ltd................................   3,700     12,482
*   Japan Asia Investment Co., Ltd.......................   2,700      5,219
*   Japan Asset Marketing Co., Ltd.......................  10,100      9,471
    Japan Aviation Electronics Industry, Ltd.............  15,000    195,489
    Japan Best Rescue System Co., Ltd....................   2,300     26,371
#*  Japan Display, Inc................................... 142,900     95,215
    Japan Exchange Group, Inc............................  24,400    429,652
    Japan Foundation Engineering Co., Ltd................   6,500     20,477
#   Japan Investment Adviser Co., Ltd....................   2,100     77,093
    Japan Lifeline Co., Ltd..............................   8,500    129,364
    Japan Material Co., Ltd..............................  10,600    122,691
    Japan Meat Co., Ltd..................................   3,000     46,491
    Japan Medical Dynamic Marketing, Inc.................   4,600     48,029
    Japan Oil Transportation Co., Ltd....................     700     18,244
    Japan Petroleum Exploration Co., Ltd.................   6,000    112,571
    Japan Property Management Center Co., Ltd............   1,700     13,291
    Japan Pulp & Paper Co., Ltd..........................   2,600     92,907
    Japan Pure Chemical Co., Ltd.........................   1,100     22,682
    Japan Securities Finance Co., Ltd....................  27,300    149,823
    Japan Steel Works, Ltd. (The)........................  19,500    360,836
    Japan Transcity Corp.................................   8,700     33,986
    Japan Wool Textile Co., Ltd. (The)...................  12,400     99,621
    Jastec Co., Ltd......................................   1,400     11,519
    JBCC Holdings, Inc...................................   1,700     22,545
    JCR Pharmaceuticals Co., Ltd.........................     700     36,430
    JCU Corp.............................................   8,700    125,428
    Jeol, Ltd............................................   8,600    156,131
    JFE Holdings, Inc....................................  47,200    832,014
    JFLA Holdings, Inc...................................   2,000      7,377
    JGC Corp.............................................  14,400    220,933
#*  JIG-SAW, Inc.........................................     300      6,906
    Jimoto Holdings, Inc.................................  34,900     38,142
    JINS, Inc............................................   2,500    125,380
    JK Holdings Co., Ltd.................................   3,200     15,598
    JMS Co., Ltd.........................................   5,000     25,760
    Joban Kosan Co., Ltd.................................   1,200     17,319
    J-Oil Mills, Inc.....................................   2,500     87,236
    Joshin Denki Co., Ltd................................   3,600     75,278
    Joyful Honda Co., Ltd................................     500      6,584
    JP-Holdings, Inc.....................................   7,900     20,364
    JSP Corp.............................................   3,300     67,669
    JSR Corp.............................................  16,900    273,246
    JTEKT Corp...........................................  42,200    548,101
    Juki Corp............................................   9,000     98,431
    Juroku Bank, Ltd. (The)..............................   7,800    171,054
    Justsystems Corp.....................................   3,500     71,313
    JVC Kenwood Corp.....................................  45,500    106,766
    JXTG Holdings, Inc................................... 376,650  2,057,311
    K&O Energy Group, Inc................................   3,800     50,431
    kabu.com Securities Co., Ltd.........................  21,700    107,865
*   Kadokawa Dwango......................................  13,985    151,817
    Kadoya Sesame Mills, Inc.............................     400     19,104
    Kaga Electronics Co., Ltd............................   4,200     78,066
    Kagome Co., Ltd......................................   2,600     69,385
    Kajima Corp..........................................  56,600    805,116
    Kakaku.com, Inc......................................   9,900    173,802
    Kakiyasu Honten Co., Ltd.............................   2,400     52,323

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Kameda Seika Co., Ltd................................   2,100 $   95,332
    Kamei Corp...........................................   6,100     64,929
    Kamigumi Co., Ltd....................................  11,400    252,374
    Kanaden Corp.........................................   4,800     50,777
    Kanagawa Chuo Kotsu Co., Ltd.........................   1,400     47,381
    Kanamic Network Co., Ltd.............................     700     11,217
    Kanamoto Co., Ltd....................................   9,800    272,290
    Kandenko Co., Ltd....................................  15,900    149,363
    Kaneka Corp..........................................   9,500    371,401
    Kaneko Seeds Co., Ltd................................     900     10,518
    Kanematsu Corp.......................................  20,400    245,604
    Kanematsu Electronics, Ltd...........................   3,400     99,740
    Kansai Electric Power Co., Inc. (The)................  19,200    292,253
*   Kansai Mirai Financial Group, Inc....................  15,423    114,608
    Kansai Paint Co., Ltd................................   7,500    131,603
    Kansai Super Market, Ltd.............................   2,800     25,311
    Kanto Denka Kogyo Co., Ltd...........................  11,500     95,778
    Kao Corp.............................................  10,900    770,612
    Kappa Create Co., Ltd................................   1,200     15,401
    Kasai Kogyo Co., Ltd.................................   7,000     56,405
    Katakura & Co-op Agri Corp...........................   1,800     19,256
    Katakura Industries Co., Ltd.........................   6,600     69,123
    Kato Works Co., Ltd..................................   2,500     62,633
    KAWADA TECHNOLOGIES, Inc.............................     900     55,993
    Kawagishi Bridge Works Co., Ltd......................     600     13,160
    Kawai Musical Instruments Manufacturing Co., Ltd.....   1,500     41,760
    Kawasaki Heavy Industries, Ltd.......................  21,800    549,221
*   Kawasaki Kisen Kaisha, Ltd...........................  19,000    247,934
    Kawasumi Laboratories, Inc...........................   3,000     18,589
    KDDI Corp............................................ 140,500  3,510,340
    KeePer Technical Laboratory Co., Ltd.................     900      8,311
    Keihan Holdings Co., Ltd.............................  16,300    672,164
    Keihanshin Building Co., Ltd.........................   6,900     56,494
    Keihin Co., Ltd......................................     900     10,364
    Keihin Corp..........................................  12,500    223,768
    Keikyu Corp..........................................  16,500    281,029
    Keio Corp............................................   2,600    149,363
    Keisei Electric Railway Co., Ltd.....................   5,000    158,525
    Keiyo Bank, Ltd. (The)...............................  26,800    169,027
    Keiyo Co., Ltd.......................................  11,200     53,547
    KEL Corp.............................................   1,000      8,510
    Kenedix, Inc.........................................  42,100    221,672
    Kenko Mayonnaise Co., Ltd............................   2,600     48,932
    Kewpie Corp..........................................  21,500    488,646
    Key Coffee, Inc......................................   1,600     29,757
    Keyence Corp.........................................   1,900    977,769
    KFC Holdings Japan, Ltd..............................   2,700     49,212
    KFC, Ltd.............................................     800     13,836
    KH Neochem Co., Ltd..................................   4,300    101,185
*   KI Holdings Co., Ltd.................................   6,000     16,887
    Kikkoman Corp........................................     900     47,880
    Kimoto Co., Ltd......................................   4,300      7,411
    Kimura Chemical Plants Co., Ltd......................   5,400     17,195
    Kimura Unity Co., Ltd................................   1,200     12,292
    Kinden Corp..........................................  16,900    277,610
    King Co., Ltd........................................   3,600     16,647
    King Jim Co., Ltd....................................   2,500     17,924
#*  Kinki Sharyo Co., Ltd. (The).........................   1,300     23,655
*   Kintetsu Department Store Co., Ltd...................     900     27,937

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Kintetsu Group Holdings Co., Ltd.....................   5,000 $  218,217
    Kintetsu World Express, Inc..........................  11,300    163,818
    Kirindo Holdings Co., Ltd............................   1,900     24,204
    Kissei Pharmaceutical Co., Ltd.......................   6,600    179,341
    Ki-Star Real Estate Co., Ltd.........................   3,100     51,563
    Kitagawa Corp........................................   2,400     49,210
    Kita-Nippon Bank, Ltd. (The).........................   1,700     32,434
    Kitano Construction Corp.............................   1,000     29,183
#   Kitanotatsujin Corp..................................   4,600     18,090
    Kito Corp............................................   7,900    122,176
    Kitz Corp............................................  20,500    167,834
    Kiyo Bank, Ltd. (The)................................  13,800    198,649
#*  KLab, Inc............................................   8,400     71,185
*   KNT-CT Holdings Co., Ltd.............................   1,300     14,706
    Koa Corp.............................................   7,100    101,719
    Koatsu Gas Kogyo Co., Ltd............................   6,900     46,789
    Kobayashi Pharmaceutical Co., Ltd....................   1,400     88,975
    Kobe Bussan Co., Ltd.................................   4,100    127,338
*   Kobe Electric Railway Co., Ltd.......................     700     24,853
    Kobe Steel, Ltd...................................... 104,400    838,668
    Kobelco Eco-Solutions Co., Ltd.......................   1,200     17,640
    Koei Tecmo Holdings Co., Ltd.........................   1,300     21,809
    Kohnan Shoji Co., Ltd................................   7,300    184,548
    Kohsoku Corp.........................................   1,700     15,753
    Koito Manufacturing Co., Ltd.........................   8,200    493,834
*   Kojima Co., Ltd......................................   5,800     30,770
    Kokuyo Co., Ltd......................................   8,900    129,968
    KOMAIHALTEC, Inc.....................................     500      8,553
    Komatsu Matere Co., Ltd..............................   3,800     25,819
    Komatsu Wall Industry Co., Ltd.......................   2,000     34,270
#   Komatsu, Ltd.........................................  63,400  1,669,457
    KOMEDA Holdings Co., Ltd.............................   8,200    156,997
    Komehyo Co., Ltd.....................................   2,300     23,992
    Komeri Co., Ltd......................................   8,400    212,547
    Komori Corp..........................................  13,800    146,822
    Konaka Co., Ltd......................................   5,700     23,268
    Konami Holdings Corp.................................   4,700    215,857
    Kondotec, Inc........................................   3,600     31,067
    Konica Minolta, Inc..................................  96,100    967,631
    Konishi Co., Ltd.....................................   6,000     87,221
    Konoike Transport Co., Ltd...........................   6,500     97,409
#   Konoshima Chemical Co., Ltd..........................     700      4,254
    Kosaido Co., Ltd.....................................   2,900     17,617
    Kose Corp............................................   1,500    220,196
    Kosei Securities Co., Ltd. (The).....................   1,000      6,908
    Koshidaka Holdings Co., Ltd..........................   7,400    106,080
    Kotobuki Spirits Co., Ltd............................   3,100    115,992
*   Kourakuen Holdings Corp..............................     900     18,397
    Krosaki Harima Corp..................................   1,400     73,709
    KRS Corp.............................................   1,500     28,169
    K's Holdings Corp....................................  29,800    296,914
    KU Holdings Co., Ltd.................................   3,800     27,264
    Kubota Corp..........................................  31,400    497,817
    Kumagai Gumi Co., Ltd................................   7,700    241,528
#   Kumiai Chemical Industry Co., Ltd....................  19,410    120,642
    Kura Corp............................................   1,800     93,274
    Kurabo Industries, Ltd...............................   3,100     66,850
    Kuraray Co., Ltd.....................................  64,400    990,384
    Kureha Corp..........................................   4,100    257,200

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
JAPAN -- (Continued)
    Kurimoto, Ltd........................................   2,100 $ 26,918
    Kurita Water Industries, Ltd.........................  14,600  371,180
    Kuriyama Holdings Corp...............................   2,000   13,389
    Kushikatsu Tanaka Holdings Co........................     400    9,136
    Kusuri no Aoki Holdings Co., Ltd.....................   1,600  106,176
    KYB Corp.............................................   4,800  130,112
    Kyocera Corp.........................................  15,800  889,899
#   Kyoden Co., Ltd......................................   6,700   25,816
    Kyodo Printing Co., Ltd..............................   1,600   34,167
    Kyoei Steel, Ltd.....................................   5,500   89,799
    Kyokuto Boeki Kaisha, Ltd............................   1,500   22,436
    Kyokuto Kaihatsu Kogyo Co., Ltd......................   7,900  111,521
    Kyokuto Securities Co., Ltd..........................   5,500   57,476
    Kyokuyo Co., Ltd.....................................   2,100   53,255
    KYORIN Holdings, Inc.................................   5,400  114,663
    Kyoritsu Maintenance Co., Ltd........................   6,380  291,407
    Kyoritsu Printing Co., Ltd...........................   7,400   13,476
    Kyosan Electric Manufacturing Co., Ltd...............  10,000   37,998
    Kyowa Electronic Instruments Co., Ltd................   5,000   16,662
    Kyowa Exeo Corp......................................  11,219  275,743
    Kyowa Hakko Kirin Co., Ltd...........................   2,400   46,012
    Kyowa Leather Cloth Co., Ltd.........................   3,800   26,280
    Kyudenko Corp........................................   6,000  215,707
    Kyushu Electric Power Co., Inc.......................  12,100  149,936
    Kyushu Financial Group, Inc..........................  67,150  273,551
    Kyushu Leasing Service Co., Ltd......................   2,100   12,752
    LAC Co., Ltd.........................................   1,800   24,690
    Lacto Japan Co., Ltd.................................     600   43,502
*   LAND Co., Ltd........................................ 139,400   10,325
*   Laox Co., Ltd........................................   4,600   11,269
    Lasertec Corp........................................   5,800  191,191
    Lawson, Inc..........................................   3,000  184,925
    LEC, Inc.............................................   5,400   80,331
    Leopalace21 Corp.....................................  69,000  326,928
    Life Corp............................................   4,700  100,766
    LIFULL Co., Ltd......................................   9,800   64,547
    Like Co., Ltd........................................   1,100   10,610
#*  LINE Corp............................................     600   21,605
    Linical Co., Ltd.....................................   2,200   28,290
    Link And Motivation, Inc.............................   4,700   39,464
    Lintec Corp..........................................   6,100  135,080
    Lion Corp............................................   7,200  150,055
    LIXIL Group Corp.....................................  30,400  447,695
    LIXIL VIVA Corp......................................   5,900   84,982
    Lonseal Corp.........................................     800   12,507
    Look Holdings, Inc...................................   2,600   25,873
*   M&A Capital Partners Co., Ltd........................     900   41,650
    M3, Inc..............................................  22,500  325,642
    Mabuchi Motor Co., Ltd...............................   7,000  245,526
    Macnica Fuji Electronics Holdings, Inc...............  11,550  151,002
    Macromill, Inc.......................................  10,900  155,330
    Maeda Corp...........................................  18,900  186,714
    Maeda Kosen Co., Ltd.................................   5,500  129,241
    Maeda Road Construction Co., Ltd.....................  13,000  253,111
    Maezawa Kasei Industries Co., Ltd....................   2,300   21,425
    Maezawa Kyuso Industries Co., Ltd....................   2,100   34,862
    Makino Milling Machine Co., Ltd......................   5,600  229,269
    Mamezou Holdings Co., Ltd............................   3,800   35,351
    Mamiya-Op Co., Ltd...................................   1,100    9,635

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
JAPAN -- (Continued)
    Mandom Corp..........................................   2,000 $ 47,009
    Mani, Inc............................................   1,200   52,579
    MarkLines Co., Ltd...................................   1,200   15,499
    Marubeni Corp........................................  68,800  536,268
    Marubun Corp.........................................   3,300   21,823
    Marudai Food Co., Ltd................................   5,000   80,686
    Marufuji Sheet Piling Co., Ltd.......................     400    8,250
    Maruha Nichiro Corp..................................  10,800  368,187
    Marui Group Co., Ltd.................................  15,800  320,818
    Maruichi Steel Tube, Ltd.............................   2,900   93,148
    Maruka Machinery Co., Ltd............................     900   16,836
#   Marumae Co., Ltd.....................................   1,200    7,927
#   Marusan Securities Co., Ltd..........................   7,400   54,550
    Maruwa Co., Ltd......................................   2,700  158,843
    Maruwa Unyu Kikan Co., Ltd...........................   1,400   46,766
    Maruyama Manufacturing Co., Inc......................     600    7,218
    Maruzen CHI Holdings Co., Ltd........................   3,900   11,393
    Maruzen Co., Ltd.....................................   1,000   21,891
    Maruzen Showa Unyu Co., Ltd..........................   2,700   66,559
    Marvelous, Inc.......................................  10,800   93,368
    Matsuda Sangyo Co., Ltd..............................   3,100   40,703
    Matsui Construction Co., Ltd.........................   6,000   39,122
    Matsui Securities Co., Ltd...........................   9,500  102,071
    Matsumotokiyoshi Holdings Co., Ltd...................   5,500  169,907
    Matsuyafoods Holdings Co., Ltd.......................   2,000   66,263
    Max Co., Ltd.........................................   5,900   78,567
    Maxell Holdings, Ltd.................................  11,700  166,860
    Maxvalu Nishinihon Co., Ltd..........................     900   15,310
    Maxvalu Tokai Co., Ltd...............................   1,100   25,073
    Mazda Motor Corp.....................................  63,700  704,983
    McDonald's Holdings Co. Japan, Ltd...................   2,500  110,649
    MCJ Co., Ltd.........................................  20,900  141,379
    Mebuki Financial Group, Inc.......................... 118,350  331,830
    MEC Co., Ltd.........................................   2,200   21,495
    Media Do Holdings Co., Ltd...........................   1,000   20,731
#*  Medical Data Vision Co., Ltd.........................   2,400   21,422
    Medical System Network Co., Ltd......................   7,000   26,104
    Medipal Holdings Corp................................   6,000  138,487
    Medius Holdings Co., Ltd.............................   1,500    9,287
*   MedPeer, Inc.........................................   1,300   18,237
    Megachips Corp.......................................   4,900  127,166
    Megmilk Snow Brand Co., Ltd..........................  12,500  331,696
    Meidensha Corp.......................................   9,200  124,076
    Meiji Electric Industries Co., Ltd...................   1,500   25,073
    Meiji Shipping Co., Ltd..............................   2,700    8,618
#   Meiko Electronics Co., Ltd...........................   6,100  112,319
    Meiko Network Japan Co., Ltd.........................   5,300   46,215
    Meisei Industrial Co., Ltd...........................   5,800   37,484
    Meitec Corp..........................................   4,100  179,003
    Meito Sangyo Co., Ltd................................   2,500   30,007
    Meiwa Corp...........................................   3,500   13,607
    Meiwa Estate Co., Ltd................................   2,100   11,460
    Melco Holdings, Inc..................................   1,500   48,550
    Menicon Co., Ltd.....................................   5,200  129,412
    Mercuria Investment Co., Ltd.........................   1,500    9,760
#   Mesco, Inc...........................................     600    5,921
    METAWATER Co., Ltd...................................   2,300   64,038
    Michinoku Bank, Ltd. (The)...........................   4,799   72,518
    Micronics Japan Co., Ltd.............................   7,500   55,033

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Mie Kotsu Group Holdings, Inc........................  12,100 $   68,913
    Mikuni Corp..........................................   7,000     32,467
    Milbon Co., Ltd......................................   3,080    123,791
    Mimaki Engineering Co., Ltd..........................   5,500     39,609
    Mimasu Semiconductor Industry Co., Ltd...............   4,500     57,841
    Minebea Mitsumi, Inc.................................  35,490    583,777
    Ministop Co., Ltd....................................   3,000     53,918
    Miraca Holdings, Inc.................................  14,000    346,334
    Miraial Co., Ltd.....................................   1,700     17,852
    Mirait Holdings Corp.................................  12,610    182,250
#   Miroku Jyoho Service Co., Ltd........................   2,600     60,083
    Misawa Homes Co., Ltd................................   6,700     46,080
    MISUMI Group, Inc....................................  11,700    267,802
    Mitani Corp..........................................   2,000    100,036
    Mitani Sangyo Co., Ltd...............................   7,800     19,694
    Mitani Sekisan Co., Ltd..............................   1,600     37,567
    Mito Securities Co., Ltd.............................  16,800     41,644
    Mitsuba Corp.........................................   9,300     57,647
    Mitsubishi Corp......................................  60,300  1,767,285
    Mitsubishi Electric Corp............................. 112,800  1,419,395
    Mitsubishi Estate Co., Ltd...........................  45,900    812,957
    Mitsubishi Gas Chemical Co., Inc.....................  30,500    482,407
    Mitsubishi Heavy Industries, Ltd.....................  21,900    846,777
    Mitsubishi Kakoki Kaisha, Ltd........................   1,100     15,300
    Mitsubishi Logisnext Co., Ltd........................   8,300     86,330
    Mitsubishi Logistics Corp............................   9,600    245,944
    Mitsubishi Materials Corp............................  18,100    518,123
    Mitsubishi Paper Mills, Ltd..........................   6,500     33,800
    Mitsubishi Pencil Co., Ltd...........................   4,400     90,089
    Mitsubishi Research Institute, Inc...................   1,700     49,781
    Mitsubishi Steel Manufacturing Co., Ltd..............   2,900     44,653
    Mitsubishi UFJ Financial Group, Inc.................. 533,800  2,863,259
    Mitsubishi UFJ Lease & Finance Co., Ltd..............  98,600    504,723
    Mitsuboshi Belting, Ltd..............................   4,100     78,338
    Mitsui & Co., Ltd....................................  73,800  1,205,738
    Mitsui Chemicals, Inc................................  24,000    602,520
*   Mitsui E&S Holdings Co., Ltd.........................  20,700    233,591
    Mitsui Fudosan Co., Ltd..............................  20,200    490,756
    Mitsui High-Tec, Inc.................................   3,800     32,004
    Mitsui Matsushima Holdings Co., Ltd..................   1,100     13,887
    Mitsui Mining & Smelting Co., Ltd....................  17,700    417,575
    Mitsui OSK Lines, Ltd................................  18,500    462,240
    Mitsui Sugar Co., Ltd................................   2,500     67,872
*   Mitsui-Soko Holdings Co., Ltd........................   7,300    128,990
    Mitsuuroko Group Holdings Co., Ltd...................   6,900     48,988
    Mixi, Inc............................................  13,300    337,157
    Miyaji Engineering Group, Inc........................   1,500     27,079
    Miyazaki Bank, Ltd. (The)............................   3,700     93,069
    Miyoshi Oil & Fat Co., Ltd...........................   2,400     22,951
    Mizuho Financial Group, Inc.......................... 999,599  1,640,699
    Mizuno Corp..........................................   4,500    105,208
*   Mobile Factory, Inc..................................   1,400     19,439
    Modec, Inc...........................................   5,000    112,004
#   Molitec Steel Co., Ltd...............................   2,000      7,688
    Monex Group, Inc.....................................  45,600    159,481
    Monogatari Corp. (The)...............................     900     78,017
    MonotaRO Co., Ltd....................................   9,800    209,259
    MORESCO Corp.........................................   1,700     24,431
#   Mori-Gumi Co., Ltd...................................   1,900      7,791

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Morinaga & Co., Ltd..................................  5,600 $230,180
    Morinaga Milk Industry Co., Ltd...................... 11,000  319,929
    Morita Holdings Corp.................................  5,300   85,844
    Morito Co., Ltd......................................  3,500   23,090
    Morozoff, Ltd........................................    500   22,077
    Mory Industries, Inc.................................  1,200   25,929
    MrMax Holdings, Ltd..................................  3,800   17,593
    MS&AD Insurance Group Holdings, Inc.................. 21,600  639,437
    MTI, Ltd.............................................  5,800   33,640
    Mugen Estate Co., Ltd................................  2,600   14,087
    Murakami Corp........................................  1,000   23,152
    Murata Manufacturing Co., Ltd........................  5,700  856,230
    Musashi Seimitsu Industry Co., Ltd................... 15,600  226,854
    Musashino Bank, Ltd. (The)...........................  7,800  179,051
    Mutoh Holdings Co., Ltd..............................    200    3,334
*   Mynet, Inc...........................................  2,500   40,291
    N Field Co., Ltd.....................................  1,600   12,641
    Nabtesco Corp........................................ 13,500  357,168
    NAC Co., Ltd.........................................  2,700   25,480
    Nachi-Fujikoshi Corp.................................  3,900  156,489
#   Nadex Co., Ltd.......................................  1,100    9,553
    Nafco Co., Ltd.......................................  1,700   26,438
#   Nagano Bank, Ltd. (The)..............................  1,800   25,946
    Nagano Keiki Co., Ltd................................  2,200   16,414
    Nagase & Co., Ltd.................................... 12,800  187,349
    Nagatanien Holdings Co., Ltd.........................  2,200   47,586
    Nagawa Co., Ltd......................................    900   44,442
    Nagoya Railroad Co., Ltd.............................  8,300  219,659
    Naigai Trans Line, Ltd...............................  1,400   18,066
    Nakabayashi Co., Ltd.................................  4,900   24,509
#   Nakamoto Packs Co., Ltd..............................    400    5,895
    Nakamuraya Co., Ltd..................................    600   22,758
    Nakanishi, Inc.......................................  3,900   67,032
    Nakano Corp..........................................  4,900   22,153
    Nakayama Steel Works, Ltd............................  5,100   23,677
    Nakayamafuku Co., Ltd................................  1,900    9,151
    Nakayo, Inc..........................................  1,100   14,300
    Namura Shipbuilding Co., Ltd......................... 12,900   53,759
    Nankai Electric Railway Co., Ltd.....................  8,300  222,273
    Nanto Bank, Ltd. (The)...............................  8,100  165,413
    Narasaki Sangyo Co., Ltd.............................  1,000   15,744
    Natori Co., Ltd......................................    800   11,659
    NEC Capital Solutions, Ltd...........................  2,400   35,542
    NEC Corp............................................. 27,200  914,055
    NEC Networks & System Integration Corp...............  4,300   94,978
    NET One Systems Co., Ltd.............................  7,100  148,803
    Neturen Co., Ltd..................................... 10,300   81,618
*   New Japan Chemical Co., Ltd..........................  5,200    8,989
*   Nexon Co., Ltd....................................... 21,400  325,568
#   Nextage Co., Ltd.....................................  3,700   41,140
    Nexyz Group Corp.....................................  1,100   19,009
    NGK Insulators, Ltd.................................. 26,000  399,838
    NGK Spark Plug Co., Ltd.............................. 20,800  448,155
    NH Foods, Ltd........................................ 12,500  494,643
    NHK Spring Co., Ltd.................................. 47,800  443,461
#   Nicca Chemical Co., Ltd..............................  1,900   15,943
#   Nice Holdings, Inc...................................  1,400   11,084
    Nichia Steel Works, Ltd..............................  6,500   16,397
    Nichias Corp......................................... 17,700  306,923

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Nichiban Co., Ltd....................................  2,800 $ 50,945
    Nichicon Corp........................................ 11,300   89,795
    Nichiden Corp........................................  2,800   40,315
    Nichiha Corp.........................................  7,200  184,542
    NichiiGakkan Co., Ltd................................ 12,000  106,508
    Nichirei Corp........................................ 15,400  417,576
    Nichireki Co., Ltd...................................  5,800   51,368
    Nichirin Co., Ltd....................................  2,810   49,485
    Nidec Corp...........................................  4,100  493,058
    Nidec Corp., Sponsored ADR...........................    776   23,303
    Nifco, Inc........................................... 16,200  394,294
    Nihon Chouzai Co., Ltd...............................  2,100   64,741
#*  Nihon Dempa Kogyo Co., Ltd...........................  3,900   13,574
    Nihon Dengi Co., Ltd.................................    600   14,749
    Nihon Denkei Co., Ltd................................    900   11,511
#   Nihon Eslead Corp....................................  2,600   36,238
    Nihon Flush Co., Ltd.................................  1,600   27,193
    Nihon House Holdings Co., Ltd........................ 11,100   43,491
    Nihon Kagaku Sangyo Co., Ltd.........................  2,900   32,680
    Nihon Kohden Corp....................................  6,800  214,241
    Nihon M&A Center, Inc................................ 15,500  388,565
    Nihon Nohyaku Co., Ltd...............................  9,800   44,455
    Nihon Parkerizing Co., Ltd........................... 13,800  163,295
    Nihon Plast Co., Ltd.................................  3,800   26,799
    Nihon Tokushu Toryo Co., Ltd.........................  2,700   32,624
    Nihon Unisys, Ltd.................................... 16,300  389,635
    Nihon Yamamura Glass Co., Ltd........................  1,600   21,688
    Nikkato Corp.........................................  1,400   12,525
    Nikkiso Co., Ltd.....................................  8,400   78,061
    Nikko Co., Ltd.......................................  1,000   20,875
    Nikkon Holdings Co., Ltd............................. 13,300  334,950
#   Nikon Corp........................................... 26,300  449,688
    Nintendo Co., Ltd....................................    900  272,959
    Nippi, Inc...........................................    400   11,985
    Nippo Corp........................................... 10,900  208,070
    Nippon Air Conditioning Services Co., Ltd............  3,800   22,360
    Nippon Aqua Co., Ltd.................................  4,900   18,425
    Nippon Beet Sugar Manufacturing Co., Ltd.............  3,000   47,687
    Nippon Carbide Industries Co., Inc...................  1,700   26,523
#   Nippon Carbon Co., Ltd...............................  4,200  166,971
    Nippon Chemical Industrial Co., Ltd..................  1,799   38,464
    Nippon Chemi-Con Corp................................  3,900   78,268
    Nippon Chemiphar Co., Ltd............................    500   14,967
    Nippon Coke & Engineering Co., Ltd................... 51,300   45,791
    Nippon Commercial Development Co., Ltd...............  3,100   43,183
    Nippon Concept Corp..................................  2,200   19,816
    Nippon Concrete Industries Co., Ltd.................. 13,200   31,548
    Nippon Denko Co., Ltd................................ 27,900   57,076
    Nippon Densetsu Kogyo Co., Ltd.......................  7,600  166,565
    Nippon Electric Glass Co., Ltd....................... 12,100  336,968
    Nippon Express Co., Ltd..............................  9,500  601,170
    Nippon Filcon Co., Ltd...............................  1,500    7,037
    Nippon Fine Chemical Co., Ltd........................  2,700   26,979
    Nippon Flour Mills Co., Ltd.......................... 10,900  182,874
    Nippon Gas Co., Ltd.................................. 11,600  426,745
    Nippon Hume Corp.....................................  6,600   46,845
    Nippon Kanzai Co., Ltd...............................    700   12,077
    Nippon Kinzoku Co., Ltd..............................  1,500   17,238
#   Nippon Kodoshi Corp..................................  1,600   24,150

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Nippon Koei Co., Ltd.................................   3,000 $   70,331
    Nippon Koshuha Steel Co., Ltd........................   2,000      9,910
    Nippon Light Metal Holdings Co., Ltd................. 175,500    389,435
#   Nippon Paint Holdings Co., Ltd.......................   6,900    231,568
#   Nippon Paper Industries Co., Ltd.....................  19,900    390,203
    Nippon Parking Development Co., Ltd..................  20,100     29,026
    Nippon Pillar Packing Co., Ltd.......................   5,000     61,086
    Nippon Piston Ring Co., Ltd..........................   2,300     37,085
    Nippon Road Co., Ltd. (The)..........................   1,600     93,005
    Nippon Seiki Co., Ltd................................  11,400    211,538
    Nippon Seisen Co., Ltd...............................   1,000     29,650
#*  Nippon Sharyo, Ltd...................................   2,200     49,603
    Nippon Sheet Glass Co., Ltd..........................  28,900    261,383
    Nippon Shokubai Co., Ltd.............................   2,900    192,226
    Nippon Signal Co., Ltd...............................  13,700    119,270
    Nippon Soda Co., Ltd.................................   6,000    152,021
    Nippon Steel & Sumikin Bussan Corp...................   3,700    154,736
    Nippon Steel & Sumitomo Metal Corp...................  53,398    988,841
    Nippon Suisan Kaisha, Ltd............................  89,000    549,735
    Nippon Systemware Co., Ltd...........................   1,400     23,144
    Nippon Telegraph & Telephone Corp....................  11,700    502,962
    Nippon Thompson Co., Ltd.............................  14,800     76,998
    Nippon View Hotel Co., Ltd...........................   1,000      9,940
    Nippon Yakin Kogyo Co., Ltd..........................  33,200     77,773
    Nippon Yusen K.K.....................................  27,400    458,732
    Nishikawa Rubber Co., Ltd............................   1,200     21,414
    Nishimatsu Construction Co., Ltd.....................  13,100    305,407
#   Nishimatsuya Chain Co., Ltd..........................   8,800     72,551
    Nishi-Nippon Financial Holdings, Inc.................  33,500    302,147
#   Nishi-Nippon Railroad Co., Ltd.......................   7,600    194,177
    Nishio Rent All Co., Ltd.............................   5,600    175,835
    Nissan Shatai Co., Ltd...............................  14,400    131,678
    Nissan Tokyo Sales Holdings Co., Ltd.................   4,900     13,643
#   Nissei ASB Machine Co., Ltd..........................   2,600     92,307
    Nissei Plastic Industrial Co., Ltd...................   4,600     37,927
#   Nissha Co., Ltd......................................   5,100     66,912
    Nisshin Fudosan Co...................................   9,400     37,801
    Nisshin Oillio Group, Ltd. (The).....................   5,900    169,100
    Nisshin Seifun Group, Inc............................   1,040     20,987
    Nisshinbo Holdings, Inc..............................  35,811    312,419
    Nissin Corp..........................................   3,500     56,389
    Nissin Electric Co., Ltd.............................  14,600    127,830
    Nissin Kogyo Co., Ltd................................  10,300    140,283
    Nissin Sugar Co., Ltd................................   3,100     57,741
    Nissui Pharmaceutical Co., Ltd.......................   2,600     28,001
    Nitori Holdings Co., Ltd.............................   1,500    195,329
    Nitta Corp...........................................   2,800     91,803
    Nitta Gelatin, Inc...................................   3,200     19,526
    Nittan Valve Co., Ltd................................   4,000     12,018
    Nittetsu Mining Co., Ltd.............................   1,100     45,464
    Nitto Boseki Co., Ltd................................   5,800    102,103
    Nitto Denko Corp.....................................  21,000  1,187,870
#   Nitto FC Co., Ltd....................................   3,400     22,601
    Nitto Fuji Flour Milling Co., Ltd....................     300     15,290
    Nitto Kogyo Corp.....................................   5,400     97,584
    Nitto Kohki Co., Ltd.................................   2,400     46,368
    Nitto Seiko Co., Ltd.................................   4,900     22,811
#   Nittoc Construction Co., Ltd.........................   6,700     38,666
    Nittoku Engineering Co., Ltd.........................   2,700     64,290

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    NJS Co., Ltd.........................................   1,500 $   20,225
    nms Holdings Co......................................   3,600     10,776
    Noda Corp............................................   2,000     12,461
    Noevir Holdings Co., Ltd.............................   3,100    132,728
    NOF Corp.............................................   9,000    296,717
    Nohmi Bosai, Ltd.....................................   4,200     70,882
    Nojima Corp..........................................   9,100    179,649
    NOK Corp.............................................  16,000    258,414
    Nomura Co., Ltd......................................   5,000    136,180
    Nomura Holdings, Inc................................. 157,100    613,448
    Nomura Real Estate Holdings, Inc.....................  18,200    353,473
    Nomura Research Institute, Ltd.......................   3,663    149,897
    Noritake Co., Ltd....................................   2,700    128,237
    Noritsu Koki Co., Ltd................................   4,500     71,881
    Noritz Corp..........................................   7,100     98,813
    North Pacific Bank, Ltd..............................  67,400    180,367
    Nozawa Corp..........................................   2,000     16,972
    NS Solutions Corp....................................   5,400    142,235
    NS Tool Co., Ltd.....................................   2,700     62,146
    NS United Kaiun Kaisha, Ltd..........................   3,000     76,671
    NSD Co., Ltd.........................................   4,700     99,831
    NSK, Ltd.............................................  46,100    449,649
    NTN Corp............................................. 151,000    496,205
    NTT Data Corp........................................  17,200    205,045
    NTT DOCOMO, Inc......................................  75,000  1,802,009
    NuFlare Technology, Inc..............................   1,000     48,112
#   Oat Agrio Co., Ltd...................................     600     11,431
    Obara Group, Inc.....................................   3,600    117,934
    Obayashi Corp........................................  67,600    643,233
    OBIC Business Consultants Co., Ltd...................     600     22,182
    Obic Co., Ltd........................................   1,300    123,199
    Odakyu Electric Railway Co., Ltd.....................   9,099    204,465
    Odelic Co., Ltd......................................     700     24,759
    Ogaki Kyoritsu Bank, Ltd. (The)......................   8,800    183,260
    Ohashi Technica, Inc.................................   3,300     38,400
#   Ohba Co., Ltd........................................   3,200     18,005
    Ohsho Food Service Corp..............................   2,100    140,889
    Oiles Corp...........................................   3,240     54,166
    Oita Bank, Ltd. (The)................................   3,900    119,441
    Oji Holdings Corp.................................... 113,500    657,232
    Okabe Co., Ltd.......................................   8,900     70,040
    Okada Aiyon Corp.....................................     800     10,864
    Okamoto Machine Tool Works, Ltd......................   1,100     23,013
    Okamura Corp.........................................  10,700    137,950
    Okasan Securities Group, Inc.........................  36,500    160,382
    Oki Electric Industry Co., Ltd.......................  25,000    322,905
    Okinawa Cellular Telephone Co........................   3,200    113,461
    Okinawa Electric Power Co., Inc. (The)...............   7,193    136,085
    OKK Corp.............................................   1,800     13,315
    OKUMA Corp...........................................   3,900    201,712
    Okumura Corp.........................................   6,300    199,079
    Okura Industrial Co., Ltd............................   1,600     26,016
    Okuwa Co., Ltd.......................................   6,600     61,901
    Omron Corp...........................................  11,900    488,712
    Ono Pharmaceutical Co., Ltd..........................   3,200     69,907
    ONO Sokki Co., Ltd...................................   3,200     17,753
    Onoken Co., Ltd......................................   4,000     60,489
    Onward Holdings Co., Ltd.............................  26,800    156,683
    Ootoya Holdings Co., Ltd.............................     600     12,348

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
*   Open Door, Inc.......................................   1,200 $   31,173
    Open House Co., Ltd..................................   6,400    267,980
#*  OPT Holding, Inc.....................................   1,400     20,491
    Optex Group Co., Ltd.................................   4,300     75,590
    Oracle Corp..........................................   1,300     94,717
    Organo Corp..........................................   1,800     42,255
    Orient Corp..........................................  83,000     97,735
    Oriental Land Co., Ltd...............................   2,900    297,348
    Origin Electric Co., Ltd.............................   1,400     22,070
    ORIX Corp............................................ 153,300  2,312,349
    Osaka Gas Co., Ltd...................................   9,400    186,105
    Osaka Organic Chemical Industry, Ltd.................   3,500     36,285
    Osaka Soda Co., Ltd..................................   2,300     52,674
    Osaka Steel Co., Ltd.................................   3,600     65,422
    OSAKA Titanium Technologies Co., Ltd.................   4,000     61,508
    Osaki Electric Co., Ltd..............................  11,100     73,682
    OSG Corp.............................................  14,700    300,865
    OSJB Holdings Corp...................................  31,900     88,982
    Otsuka Corp..........................................   4,100    132,709
    Otsuka Holdings Co., Ltd.............................   6,500    266,601
*   Otsuka Kagu, Ltd.....................................   1,700      6,117
    OUG Holdings, Inc....................................     500     11,246
#   Outsourcing, Inc.....................................  18,900    216,984
    Oyo Corp.............................................   5,800     61,170
    Pacific Industrial Co., Ltd..........................   9,300    131,654
    Pacific Metals Co., Ltd..............................   4,200    112,896
    Pack Corp. (The).....................................   2,800     74,121
    PAL GROUP Holdings Co., Ltd..........................   2,900     79,908
    PALTAC Corp..........................................   4,300    207,225
#   PAPYLESS Co., Ltd....................................     700     15,975
    Paraca, Inc..........................................   1,500     22,581
    Paramount Bed Holdings Co., Ltd......................   3,800    159,329
    Parco Co., Ltd.......................................   4,900     46,644
    Paris Miki Holdings, Inc.............................   8,700     32,045
#   Park24 Co., Ltd......................................   8,000    190,902
    Parker Corp..........................................   3,000     12,496
    Pasona Group, Inc....................................   6,100     77,306
    PC Depot Corp........................................   7,800     31,702
    Pegasus Sewing Machine Manufacturing Co., Ltd........   5,300     33,921
    Penta-Ocean Construction Co., Ltd....................  81,400    477,859
#   Pepper Food Service Co., Ltd.........................   1,600     37,848
    Persol Holdings Co., Ltd.............................   7,400    131,763
    PIA Corp.............................................     900     28,751
    Pickles Corp.........................................     700     12,644
#   Pigeon Corp..........................................   6,800    266,610
    Pilot Corp...........................................   4,600    224,539
    Piolax, Inc..........................................   6,200    126,587
*   Pioneer Corp.........................................  55,300     33,068
#   Plenus Co., Ltd......................................   3,900     65,859
    Pola Orbis Holdings, Inc.............................   4,000    119,638
    Poletowin Pitcrew Holdings, Inc......................   4,600     36,820
    Press Kogyo Co., Ltd.................................  19,600    106,401
    Pressance Corp.......................................  11,700    159,340
    Prestige International, Inc..........................   4,500     53,699
    Prima Meat Packers, Ltd..............................   8,599    162,812
    Pronexus, Inc........................................   1,800     16,424
    Pro-Ship, Inc........................................   1,000     12,395
#   Prospect Co., Ltd.................................... 125,000     33,437
    Proto Corp...........................................   2,700     37,649

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
JAPAN -- (Continued)
    PS Mitsubishi Construction Co., Ltd..................   8,000 $ 42,483
    Punch Industry Co., Ltd..............................   4,300   22,468
    Qol Holdings Co., Ltd................................   7,100  110,927
    Quick Co., Ltd.......................................   1,500   19,320
    Raito Kogyo Co., Ltd.................................   8,000   97,784
    Rakus Co., Ltd.......................................     800   14,182
*   Rakuten, Inc......................................... 110,700  835,761
    Rasa Corp............................................   1,700   13,196
    Rasa Industries, Ltd.................................   2,100   26,272
    Raysum Co., Ltd......................................   5,400   54,526
    RECOMM Co., Ltd......................................   7,800   13,703
    Recruit Holdings Co., Ltd............................  24,800  665,645
    Relia, Inc...........................................   9,100   79,373
    Relo Group, Inc......................................   9,200  242,826
    Renaissance, Inc.....................................   2,600   47,063
    Renesas Easton Co., Ltd..............................   4,100   15,660
*   Renesas Electronics Corp............................. 125,500  723,569
    Rengo Co., Ltd.......................................  61,700  540,107
*   RENOVA, Inc..........................................   4,400   43,124
#*  Renown, Inc..........................................  17,300   15,746
#   Resol Holdings Co., Ltd..............................     300   10,966
    Resona Holdings, Inc.................................  93,900  474,438
    Resorttrust, Inc.....................................  22,500  315,426
#   Retail Partners Co., Ltd.............................   2,500   25,715
    Rheon Automatic Machinery Co., Ltd...................   2,500   31,623
    Rhythm Watch Co., Ltd................................   1,300   20,325
    Riberesute Corp......................................   1,300    9,934
    Ricoh Co., Ltd.......................................  53,600  570,994
    Ricoh Leasing Co., Ltd...............................   3,900  119,374
    Ride On Express Holdings Co., Ltd....................   1,500   17,145
    Right On Co., Ltd....................................   4,200   31,710
    Riken Corp...........................................   2,100   95,056
    Riken Keiki Co., Ltd.................................   2,100   38,306
    Riken Technos Corp...................................   8,700   36,864
    Riken Vitamin Co., Ltd...............................   1,700   52,831
#   Ringer Hut Co., Ltd..................................   3,600   77,058
    Rinnai Corp..........................................   2,500  165,527
    Rion Co., Ltd........................................   1,000   15,691
    Riso Kagaku Corp.....................................   3,500   52,902
    Riso Kyoiku Co., Ltd.................................  15,300   62,605
#   Rix Corp.............................................     800   10,670
    Rock Field Co., Ltd..................................   2,800   38,490
    Rohm Co., Ltd........................................   5,400  381,130
    Rohto Pharmaceutical Co., Ltd........................   7,200  194,133
    Rokko Butter Co., Ltd................................   3,200   58,212
    Roland DG Corp.......................................   3,900   75,972
    Rorze Corp...........................................   2,300   34,564
    Round One Corp.......................................  21,400  243,483
#   Royal Holdings Co., Ltd..............................   5,300  129,253
    RS Technologies Co., Ltd.............................   1,100   27,939
*   RVH, Inc.............................................   3,800    7,149
    Ryobi, Ltd...........................................   6,600  169,833
    Ryoden Corp..........................................   3,500   43,896
    Ryohin Keikaku Co., Ltd..............................   1,300  309,841
    Ryosan Co., Ltd......................................   4,700  131,544
#   Ryoyo Electro Corp...................................   6,200   84,769
    S Foods, Inc.........................................   2,100   76,222
    S LINE Co., Ltd......................................   1,300   12,543
    Sac's Bar Holdings, Inc..............................   4,300   43,191

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Saibu Gas Co., Ltd...................................  5,500 $122,888
    Saison Information Systems Co., Ltd..................    800   10,310
    Sakai Chemical Industry Co., Ltd.....................  3,500   73,281
    Sakai Moving Service Co., Ltd........................  2,700  147,396
    Sakai Ovex Co., Ltd..................................  1,500   26,753
    Sakata INX Corp......................................  8,300   90,663
    Sakura Internet, Inc.................................  2,600   11,406
    Sala Corp............................................ 11,500   59,315
#   SAMTY Co., Ltd.......................................  5,300   74,376
    San Holdings, Inc....................................  1,300   28,252
    San ju San Financial Group, Inc......................  3,450   51,518
    San-A Co., Ltd.......................................  3,400  135,232
    San-Ai Oil Co., Ltd.................................. 13,200  115,969
*   Sanden Holdings Corp.................................  5,500   41,188
    Sanei Architecture Planning Co., Ltd.................  2,800   42,417
    Sangetsu Corp........................................  6,300  115,074
    San-In Godo Bank, Ltd. (The)......................... 31,900  231,507
*   Sanix, Inc...........................................  7,600   14,305
    Sanken Electric Co., Ltd.............................  6,600  138,186
    Sanki Engineering Co., Ltd........................... 11,700  122,119
#   Sanko Gosei, Ltd.....................................  4,500   14,565
#   Sanko Metal Industrial Co., Ltd......................    800   21,257
    Sankyo Frontier Co., Ltd.............................  1,100   38,403
    Sankyo Seiko Co., Ltd................................  8,500   31,230
    Sankyo Tateyama, Inc.................................  7,700   95,401
    Sankyu, Inc..........................................  9,200  448,459
    Sanoh Industrial Co., Ltd............................  8,500   46,403
    Sansei Landic Co., Ltd...............................  2,000   14,463
#   Sansei Technologies, Inc.............................  2,400   39,493
    Sansha Electric Manufacturing Co., Ltd...............  3,500   30,209
    Sanshin Electronics Co., Ltd.........................  3,200   49,472
    Santen Pharmaceutical Co., Ltd.......................  8,600  118,959
    Sanwa Holdings Corp.................................. 24,500  281,517
    Sanyei Corp..........................................    500   14,660
    Sanyo Chemical Industries, Ltd.......................  3,100  148,739
    Sanyo Denki Co., Ltd.................................  2,200   83,482
    Sanyo Electric Railway Co., Ltd......................  3,200   60,845
#   Sanyo Engineering & Construction, Inc................  2,300   14,026
    Sanyo Housing Nagoya Co., Ltd........................  2,500   21,100
    Sanyo Shokai, Ltd....................................  3,599   58,157
    Sanyo Special Steel Co., Ltd.........................  4,300   93,179
    Sanyo Trading Co., Ltd...............................  2,400   39,420
    Sata Construction Co., Ltd...........................  3,000   10,554
    Sato Holdings Corp...................................  6,400  151,482
    Sato Shoji Corp......................................  3,600   30,066
    Satori Electric Co., Ltd.............................  3,200   26,410
    Sawada Holdings Co., Ltd.............................  3,300   32,818
    Sawai Pharmaceutical Co., Ltd........................  7,500  386,490
    Saxa Holdings, Inc...................................  1,300   20,758
    SBI Holdings, Inc.................................... 28,600  610,947
    SBS Holdings, Inc....................................  6,000   87,907
#   Scala, Inc...........................................  4,600   31,652
    SCREEN Holdings Co., Ltd............................. 11,100  475,615
    Scroll Corp..........................................  7,000   27,345
    SCSK Corp............................................  5,200  210,415
    SEC Carbon, Ltd......................................    500   47,090
    Secom Joshinetsu Co., Ltd............................    400   12,507
    Seed Co., Ltd........................................  3,600   42,910
    Seibu Electric & Machinery Co., Ltd..................  1,200   10,447

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Seibu Holdings, Inc.................................. 26,900 $  467,330
    Seika Corp...........................................  1,500     20,110
    Seikagaku Corp.......................................  4,700     53,349
*   Seikitokyu Kogyo Co., Ltd............................  9,100     51,200
    Seiko Epson Corp..................................... 36,000    560,340
    Seiko Holdings Corp..................................  7,499    157,917
    Seiko PMC Corp.......................................  1,300      9,393
    Seino Holdings Co., Ltd.............................. 18,200    251,611
    Seiren Co., Ltd......................................  9,300    155,316
    Sekisui Chemical Co., Ltd............................ 50,600    785,388
#   Sekisui House, Ltd................................... 59,300    886,262
    Sekisui Jushi Corp...................................  5,100     96,072
    Sekisui Plastics Co., Ltd............................  7,400     62,485
    Senko Group Holdings Co., Ltd........................ 33,600    273,703
    Senshu Electric Co., Ltd.............................  1,900     44,078
    Senshu Ikeda Holdings, Inc........................... 61,100    167,564
#*  Senshukai Co., Ltd...................................  8,300     19,103
#   Seria Co., Ltd.......................................  4,800    148,305
    Seven & I Holdings Co., Ltd.......................... 50,200  2,185,858
    Seven Bank, Ltd...................................... 99,100    295,202
    Shibaura Electronics Co., Ltd........................  2,300     79,757
    Shibaura Mechatronics Corp...........................  1,200     38,426
    Shibusawa Warehouse Co., Ltd. (The)..................  2,600     36,127
    Shibuya Corp.........................................  3,900    129,823
    Shidax Corp..........................................  6,100     19,222
#*  SHIFT, Inc...........................................  1,400     61,812
    Shiga Bank, Ltd. (The)...............................  9,900    230,438
    Shikibo, Ltd.........................................  1,500     14,408
    Shikoku Bank, Ltd. (The).............................  9,300     89,735
    Shikoku Chemicals Corp...............................  9,100    100,339
    Shikoku Electric Power Co., Inc...................... 14,900    188,815
    Shima Seiki Manufacturing, Ltd.......................  3,900    127,359
    Shimachu Co., Ltd....................................  5,800    166,203
#   Shimamura Co., Ltd...................................  3,600    311,745
    Shimane Bank, Ltd. (The).............................    900      5,859
    Shimano, Inc.........................................    900    126,285
    Shimizu Bank, Ltd. (The).............................  1,900     27,117
    Shimizu Corp......................................... 55,200    469,763
    Shin Nippon Air Technologies Co., Ltd................  2,400     37,329
*   Shin Nippon Biomedical Laboratories, Ltd.............  6,300     41,879
    Shinagawa Refractories Co., Ltd......................  1,600     53,669
    Shindengen Electric Manufacturing Co., Ltd...........  2,200     87,372
    Shin-Etsu Chemical Co., Ltd..........................  5,900    497,468
    Shin-Etsu Polymer Co., Ltd........................... 11,800     88,937
*   Shinkawa, Ltd........................................  3,800     13,909
    Shin-Keisei Electric Railway Co., Ltd................  1,300     24,863
    Shinko Electric Industries Co., Ltd.................. 17,900    123,422
    Shinko Plantech Co., Ltd.............................  9,300     98,586
    Shinko Shoji Co., Ltd................................  6,000     92,904
    Shinmaywa Industries, Ltd............................ 14,100    190,456
    Shinnihon Corp.......................................  8,500     78,343
#   Shinoken Group Co., Ltd..............................  7,200     54,360
    Shinsei Bank, Ltd.................................... 23,300    315,462
    Shinsho Corp.........................................  1,400     31,883
    Shinwa Co., Ltd......................................  1,600     30,559
    Ship Healthcare Holdings, Inc........................  8,800    332,830
    Shiseido Co., Ltd....................................  9,800    582,970
#   Shizuki Electric Co., Inc............................  3,200     17,707
    Shizuoka Bank, Ltd. (The)............................ 38,000    317,957

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Shizuoka Gas Co., Ltd................................ 13,800 $  111,816
    Shobunsha Publications, Inc..........................  3,000     12,422
    Shoei Co., Ltd.......................................  1,900     65,657
    Shoei Foods Corp.....................................  2,200     53,207
    Shofu, Inc...........................................  2,600     25,922
*   Shoko Co., Ltd.......................................  1,400      8,162
    Showa Aircraft Industry Co., Ltd.....................    800      9,662
    Showa Corp........................................... 17,300    223,067
    Showa Denko K.K...................................... 21,700    728,850
    Showa Sangyo Co., Ltd................................  3,400     89,341
    Showa Shell Sekiyu K.K............................... 20,500    305,434
#   Showa Shinku Co., Ltd................................    700      7,575
    Sigma Koki Co., Ltd..................................    700      8,925
    SIGMAXYZ, Inc........................................  2,600     19,980
#   Siix Corp............................................  7,900    111,071
    Sinanen Holdings Co., Ltd............................  2,400     48,801
    Sinfonia Technology Co., Ltd.........................  5,200     64,969
    Sinko Industries, Ltd................................  2,600     33,177
    Sintokogio, Ltd...................................... 12,100    102,414
    SK Kaken Co., Ltd....................................    200     87,597
#   SK-Electronics Co., Ltd..............................  2,100     34,420
    SKY Perfect JSAT Holdings, Inc....................... 38,100    167,802
    Skylark Holdings Co., Ltd............................ 24,200    403,165
    SMC Corp.............................................    700    231,033
    SMK Corp.............................................  1,100     25,563
    SMS Co., Ltd.........................................  9,200    151,760
    SNT Corp.............................................  8,200     25,068
    Soda Nikka Co., Ltd..................................  4,200     19,947
    Sodick Co., Ltd...................................... 13,900    105,460
    Soft99 Corp..........................................    800      6,690
    SoftBank Group Corp.................................. 65,700  5,174,777
#   Softbank Technology Corp.............................  1,200     22,612
    Softbrain Co., Ltd...................................  2,500     11,978
    Softcreate Holdings Corp.............................    800      9,753
#   Software Service, Inc................................    400     32,333
    Sogo Medical Holdings Co., Ltd.......................  5,100     86,466
    Sohgo Security Services Co., Ltd.....................  3,700    161,504
    Soken Chemical & Engineering Co., Ltd................  2,200     37,961
    Solasto Corp.........................................  7,600     71,746
    Soliton Systems K.K..................................  2,100     16,314
    Sompo Holdings, Inc.................................. 12,400    467,532
    Soshin Electric Co., Ltd.............................  2,500      8,188
    Sotetsu Holdings, Inc................................  5,700    170,661
    Sotoh Co., Ltd.......................................  1,100      9,407
    Sourcenext Corp...................................... 15,200     74,630
#   Space Co., Ltd.......................................  1,890     21,504
    Space Value Holdings Co., Ltd........................  7,000     60,569
    Sparx Group Co., Ltd................................. 26,500     45,317
    SPK Corp.............................................    600     12,669
    Square Enix Holdings Co., Ltd........................  6,300    209,062
    SRA Holdings.........................................  2,100     50,467
    Srg Takamiya Co., Ltd................................  4,700     29,095
    St Marc Holdings Co., Ltd............................  4,900    111,469
    Stanley Electric Co., Ltd............................  9,700    281,737
#   Star Mica Co., Ltd...................................  2,200     29,232
#   Star Micronics Co., Ltd..............................  8,300    121,921
    Starts Corp., Inc....................................  9,900    222,183
    Starzen Co., Ltd.....................................  1,700     58,079
    St-Care Holding Corp.................................  2,700     12,774

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Stella Chemifa Corp..................................  2,100 $   55,606
    Step Co., Ltd........................................  2,300     26,598
    Strike Co., Ltd......................................    800     14,880
    Studio Alice Co., Ltd................................  3,800     84,954
    Subaru Enterprise Co., Ltd...........................    400     19,778
    Sugi Holdings Co., Ltd...............................  2,800    116,250
    Sugimoto & Co., Ltd..................................  2,600     41,976
    SUMCO Corp........................................... 60,900    847,924
#   Sumida Corp..........................................  8,500     95,466
#   Suminoe Textile Co., Ltd.............................  1,500     33,243
    Sumiseki Holdings, Inc............................... 13,600     12,409
    Sumitomo Corp........................................ 52,400    811,337
    Sumitomo Densetsu Co., Ltd...........................  4,100     67,178
    Sumitomo Electric Industries, Ltd.................... 81,900  1,166,939
    Sumitomo Forestry Co., Ltd........................... 35,800    466,941
    Sumitomo Heavy Industries, Ltd....................... 22,300    756,486
    Sumitomo Metal Mining Co., Ltd....................... 20,100    581,350
    Sumitomo Mitsui Construction Co., Ltd................ 55,620    355,186
    Sumitomo Mitsui Financial Group, Inc................. 60,400  2,246,999
    Sumitomo Mitsui Trust Holdings, Inc.................. 13,300    503,796
    Sumitomo Osaka Cement Co., Ltd.......................  9,000    399,322
    Sumitomo Precision Products Co., Ltd.................    600     16,132
    Sumitomo Realty & Development Co., Ltd............... 18,000    687,418
    Sumitomo Riko Co., Ltd............................... 10,700     95,953
    Sumitomo Rubber Industries, Ltd...................... 52,525    730,104
    Sumitomo Seika Chemicals Co., Ltd....................  2,400     95,170
    Sumitomo Warehouse Co., Ltd. (The)................... 14,700    189,113
    Sun Frontier Fudousan Co., Ltd.......................  9,900    108,892
    Suncall Corp.........................................  3,600     20,839
    Sundrug Co., Ltd.....................................  2,800     89,606
    Suntory Beverage & Food, Ltd.........................  4,300    190,390
    Sun-Wa Technos Corp..................................  3,300     28,018
    Suruga Bank, Ltd..................................... 27,400    117,589
    Sushiro Global Holdings, Ltd.........................  2,500    146,407
    Suzuken Co., Ltd.....................................  6,050    317,659
#   Suzuki Co., Ltd......................................  2,100     12,780
    SWCC Showa Holdings Co., Ltd.........................  5,900     34,240
    Sysmex Corp..........................................  9,000    501,721
    Systena Corp.........................................  8,400     92,888
    Syuppin Co., Ltd.....................................  3,700     23,561
    T Hasegawa Co., Ltd..................................  5,300     78,380
    T RAD Co., Ltd.......................................  1,500     31,502
    T&D Holdings, Inc.................................... 48,000    595,876
    T&K Toka Co., Ltd....................................  4,100     36,616
    Tachibana Eletech Co., Ltd...........................  4,880     70,171
    Tachikawa Corp.......................................  1,800     16,060
    Tachi-S Co., Ltd.....................................  7,100     97,559
    Tadano, Ltd.......................................... 23,500    267,886
    Taihei Dengyo Kaisha, Ltd............................  3,900     87,077
    Taiheiyo Cement Corp................................. 27,300    937,311
    Taiheiyo Kouhatsu, Inc...............................  2,400     15,909
    Taiho Kogyo Co., Ltd.................................  3,300     29,673
    Taikisha, Ltd........................................  3,800    101,050
    Taiko Bank, Ltd. (The)...............................  1,900     29,102
    Taisei Corp.......................................... 25,800  1,214,725
    Taisei Lamick Co., Ltd...............................    900     23,122
    Taisei Oncho Co., Ltd................................  1,100     17,657
    Taisho Pharmaceutical Holdings Co., Ltd..............  1,400    142,197
    Taiyo Holdings Co., Ltd..............................  3,500    106,562

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
JAPAN -- (Continued)
    Taiyo Yuden Co., Ltd................................. 34,500 $  607,953
    Takachiho Koheki Co., Ltd............................  1,900     16,573
    Takagi Seiko Corp....................................    500     22,827
    Takamatsu Construction Group Co., Ltd................  1,800     46,415
    Takamatsu Machinery Co., Ltd.........................    900      6,134
    Takano Co., Ltd......................................  2,300     17,166
    Takaoka Toko Co., Ltd................................  3,000     40,814
    Takara Leben Co., Ltd................................ 27,900     87,553
    Takara Printing Co., Ltd.............................  1,000     14,957
    Takara Standard Co., Ltd.............................  9,600    137,659
    Takasago International Corp..........................  3,700    114,439
    Takasago Thermal Engineering Co., Ltd................  7,100    111,970
    Takashima & Co., Ltd.................................    600      9,610
    Takashimaya Co., Ltd................................. 19,800    269,079
    Take And Give Needs Co., Ltd.........................  3,100     52,459
    TAKEBISHI Corp.......................................  1,400     17,964
    Takeei Corp..........................................  3,700     24,321
    Takemoto Yohki Co., Ltd..............................  1,600     21,545
    Takeuchi Manufacturing Co., Ltd......................  9,500    173,068
    Takihyo Co., Ltd.....................................  1,600     25,793
    Takisawa Machine Tool Co., Ltd.......................  1,800     25,142
    Takuma Co., Ltd......................................  9,500    120,411
    Tama Home Co., Ltd...................................  4,700     53,457
    Tamron Co., Ltd......................................  4,300     67,961
    Tamura Corp.......................................... 13,800     76,618
    Tanabe Engineering Corp..............................  1,100      8,407
    Tanseisha Co., Ltd...................................  5,400     57,509
#   Tateru, Inc..........................................  3,000      8,485
    Tatsuta Electric Wire and Cable Co., Ltd............. 10,600     48,973
    Tayca Corp...........................................  3,300     53,572
#   Tazmo Co., Ltd.......................................  2,300     16,600
    Tbk Co., Ltd.........................................  6,200     22,778
    TDC Soft, Inc........................................  2,800     20,554
    TDK Corp............................................. 18,600  1,471,929
    Tear Corp............................................  1,600      9,007
    TechMatrix Corp......................................  1,900     32,060
    Techno Horizon Holdings Co., Ltd.....................  2,900      9,367
    Techno Medica Co., Ltd...............................    900     16,715
    Techno Ryowa, Ltd....................................  1,600     12,744
    Techno Smart Corp....................................  2,600     21,180
    TechnoPro Holdings, Inc..............................  6,600    346,834
    Tecnos Japan, Inc....................................  1,400     10,071
    Teijin, Ltd.......................................... 55,200    954,015
    Teikoku Electric Manufacturing Co., Ltd..............  3,600     39,863
    Teikoku Sen-I Co., Ltd...............................  2,300     46,744
    Teikoku Tsushin Kogyo Co., Ltd.......................  1,600     17,398
    Tekken Corp..........................................  3,300     79,865
    Tenma Corp...........................................  4,400     67,022
    Teraoka Seisakusho Co., Ltd..........................  2,100     10,452
    T-Gaia Corp..........................................  3,700     72,168
    THK Co., Ltd......................................... 21,400    511,263
    Tigers Polymer Corp..................................  1,600      8,488
    TIS, Inc.............................................  9,700    436,641
    TKC Corp.............................................  2,800     98,690
    Toa Corp.............................................  5,200     45,514
    Toa Corp.............................................  4,100     51,890
#   Toa Oil Co., Ltd.....................................  2,100     31,842
    TOA ROAD Corp........................................  1,500     41,601
    Toagosei Co., Ltd.................................... 24,700    287,699

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Toba, Inc............................................    500 $ 12,556
    Tobishima Corp.......................................  4,270   56,604
    Tobu Railway Co., Ltd................................  6,300  177,927
    TOC Co., Ltd......................................... 12,700   96,018
    Tocalo Co., Ltd...................................... 20,500  175,112
    Tochigi Bank, Ltd. (The)............................. 24,600   53,981
    Toda Corp............................................ 37,200  237,888
#   Toda Kogyo Corp......................................    800   16,518
    Toei Animation Co., Ltd..............................  2,700  116,959
    Toei Co., Ltd........................................    900  110,756
#   Toell Co., Ltd.......................................  1,900   11,519
    Toenec Corp..........................................  2,000   57,284
#   Togami Electric Manufacturing Co., Ltd...............  1,000   12,351
    Toho Bank, Ltd. (The)................................ 46,600  134,156
    Toho Co., Ltd........................................  1,400   51,071
#   Toho Co., Ltd........................................  1,500   28,477
    Toho Gas Co., Ltd....................................  4,700  201,876
#   Toho Holdings Co., Ltd...............................  6,000  146,971
    Toho Titanium Co., Ltd...............................  7,600   69,486
    Toho Zinc Co., Ltd...................................  3,500  115,817
    Tohoku Bank, Ltd. (The)..............................  1,800   17,550
    Tohoku Electric Power Co., Inc....................... 14,100  191,162
    Tohoku Steel Co., Ltd................................    900   11,056
    Tohokushinsha Film Corp..............................  5,700   32,698
#   Tokai Carbon Co., Ltd................................ 35,900  492,842
    Tokai Corp...........................................  2,700   70,203
    TOKAI Holdings Corp.................................. 27,300  218,404
    Tokai Lease Co., Ltd.................................  1,100   17,845
    Tokai Rika Co., Ltd.................................. 18,900  336,275
    Tokai Tokyo Financial Holdings, Inc.................. 49,100  216,396
    Token Corp...........................................  2,310  136,166
    Tokio Marine Holdings, Inc........................... 18,800  920,555
    Tokushu Tokai Paper Co., Ltd.........................  2,300   81,090
    Tokuyama Corp........................................ 21,100  492,459
*   Tokyo Base Co., Ltd..................................  1,800   13,936
    Tokyo Broadcasting System Holdings, Inc..............  5,200   90,256
    Tokyo Century Corp...................................  7,100  332,414
#   Tokyo Dome Corp...................................... 21,700  182,177
*   Tokyo Electric Power Co. Holdings, Inc............... 41,100  252,968
    Tokyo Electron Device, Ltd...........................  1,800   29,232
    Tokyo Electron, Ltd..................................  3,700  540,276
    Tokyo Energy & Systems, Inc..........................  7,100   61,548
    Tokyo Gas Co., Ltd...................................  9,900  260,323
    Tokyo Individualized Educational Institute, Inc......  1,500   18,443
    Tokyo Keiki, Inc.....................................  2,000   16,830
    Tokyo Kiraboshi Financial Group, Inc.................  8,522  120,344
    Tokyo Ohka Kogyo Co., Ltd............................  7,700  216,513
    Tokyo Printing Ink Manufacturing Co., Ltd............    300    6,953
    Tokyo Rakutenchi Co., Ltd............................    400   16,803
    Tokyo Rope Manufacturing Co., Ltd....................  2,600   23,216
    Tokyo Sangyo Co., Ltd................................  6,600   31,827
    Tokyo Seimitsu Co., Ltd..............................  7,300  213,784
    Tokyo Steel Manufacturing Co., Ltd................... 25,200  212,781
    Tokyo Tatemono Co., Ltd.............................. 36,600  445,048
    Tokyo Tekko Co., Ltd.................................  2,300   25,296
    Tokyo Theatres Co., Inc..............................  1,900   21,410
    Tokyu Construction Co., Ltd.......................... 28,040  261,050
    Tokyu Corp........................................... 13,300  227,624
    Tokyu Fudosan Holdings Corp.......................... 94,543  515,074

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
JAPAN -- (Continued)
    Tokyu Recreation Co., Ltd............................     600 $ 26,619
    Toli Corp............................................  10,700   24,144
    Tomato Bank, Ltd.....................................   2,600   24,984
    Tomen Devices Corp...................................     500   10,590
    Tomoe Corp...........................................   5,400   19,070
    Tomoe Engineering Co., Ltd...........................   1,500   33,079
    Tomoegawa Co., Ltd...................................   1,200   11,728
    Tomoku Co., Ltd......................................   2,200   32,343
    TOMONY Holdings, Inc.................................  37,000  136,886
    Tomy Co., Ltd........................................  26,400  279,612
    Tonami Holdings Co., Ltd.............................   1,100   57,451
    Topcon Corp..........................................  32,200  434,237
    Toppan Forms Co., Ltd................................  13,700  114,875
    Toppan Printing Co., Ltd.............................  18,500  303,197
    Topre Corp...........................................  10,200  223,326
    Topy Industries, Ltd.................................   4,000   85,906
    Toray Industries, Inc................................ 107,200  794,469
    Torex Semiconductor, Ltd.............................   1,400   16,391
    Toridoll Holdings Corp...............................   7,400  135,106
    Torigoe Co., Ltd. (The)..............................   4,100   29,397
    Torishima Pump Manufacturing Co., Ltd................   4,500   37,761
    Tosei Corp...........................................   8,900   83,573
    Toshiba Corp.........................................   4,900  155,167
    Toshiba Machine Co., Ltd.............................   5,000  100,589
    Toshiba Plant Systems & Services Corp................   3,900   73,358
    Toshiba TEC Corp.....................................   8,200  196,886
    Tosho Co., Ltd.......................................   2,800   85,603
#   Tosho Printing Co., Ltd..............................   5,000   43,720
    Tosoh Corp...........................................  43,100  612,130
#   Totech Corp..........................................   1,700   34,180
    Totetsu Kogyo Co., Ltd...............................   4,800  129,354
    TOTO, Ltd............................................   8,899  345,587
    Totoku Electric Co., Ltd.............................     500    8,799
    Tottori Bank, Ltd. (The).............................   2,400   29,501
    Toukei Computer Co., Ltd.............................     700   18,346
    Tow Co., Ltd.........................................   5,100   33,423
    Towa Bank, Ltd. (The)................................   7,200   47,286
    Towa Corp............................................   7,800   49,618
    Towa Pharmaceutical Co., Ltd.........................   2,400  168,649
    Toyo Construction Co., Ltd...........................  21,000   80,274
    Toyo Corp............................................   5,600   41,391
    Toyo Denki Seizo K.K.................................   1,200   14,633
*   Toyo Engineering Corp................................   7,500   48,717
#   Toyo Gosei Co., Ltd..................................   1,400   12,249
    Toyo Ink SC Holdings Co., Ltd........................   8,600  194,903
    Toyo Kanetsu K.K.....................................   2,900   61,735
    Toyo Logistics Co., Ltd..............................   6,300   15,998
    Toyo Machinery & Metal Co., Ltd......................   4,900   26,120
    Toyo Securities Co., Ltd.............................  14,000   21,989
    Toyo Seikan Group Holdings, Ltd......................  16,300  366,903
    Toyo Suisan Kaisha, Ltd..............................   4,600  165,591
    Toyo Tanso Co., Ltd..................................   2,300   48,987
    Toyo Tire & Rubber Co., Ltd..........................  29,500  414,697
    Toyo Wharf & Warehouse Co., Ltd......................   1,500   19,487
    Toyobo Co., Ltd......................................  21,900  324,960
    Toyoda Gosei Co., Ltd................................  23,700  518,530
    Toyota Boshoku Corp..................................  16,400  266,928
    Toyota Industries Corp...............................   6,100  302,200
    Toyota Tsusho Corp...................................  18,400  585,225

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    TPR Co., Ltd.........................................  6,600 $141,016
    Trancom Co., Ltd.....................................  2,600  159,920
#   Transaction Co., Ltd.................................  2,200   14,708
*   Trend Micro, Inc.....................................  3,500  186,224
    Tri Chemical Laboratories, Inc.......................  1,400   60,297
    Trinity Industrial Corp..............................  2,000   10,494
    Trusco Nakayama Corp.................................  6,800  179,440
    Trust Tech, Inc......................................  1,100   32,882
    TS Tech Co., Ltd..................................... 11,700  352,016
    TSI Holdings Co., Ltd................................ 17,500  117,650
    Tsubaki Nakashima Co., Ltd........................... 14,500  240,082
    Tsubakimoto Chain Co.................................  6,400  237,005
    Tsubakimoto Kogyo Co., Ltd...........................  1,200   35,885
    Tsudakoma Corp.......................................  1,200   20,469
    Tsugami Corp......................................... 14,000   91,951
    Tsukada Global Holdings, Inc.........................  5,000   27,768
    Tsukishima Kikai Co., Ltd............................  4,800   62,857
    Tsukuba Bank, Ltd.................................... 16,800   33,819
    Tsukui Corp.......................................... 10,700   79,142
    Tsumura & Co.........................................  6,200  180,860
    Tsuruha Holdings, Inc................................  1,700  157,362
    Tsurumi Manufacturing Co., Ltd.......................  4,800   80,610
    Tsutsumi Jewelry Co., Ltd............................  1,500   24,766
    Tsuzuki Denki Co., Ltd...............................  1,700   13,154
    TV Asahi Holdings Corp...............................  4,700   87,034
    Tv Tokyo Holdings Corp...............................  3,500   74,057
    TYK Corp.............................................  5,500   19,276
#   UACJ Corp............................................ 10,100  217,824
    Ube Industries, Ltd.................................. 33,900  766,575
    Uchida Yoko Co., Ltd.................................  1,700   35,506
    Uchiyama Holdings Co., Ltd...........................  3,100   12,584
    UKC Holdings Corp....................................  3,800   67,173
    Ulvac, Inc........................................... 13,500  445,324
    UMC Electronics Co., Ltd.............................  1,400   21,045
    Unicharm Corp........................................  7,800  241,391
    Uniden Holdings Corp.................................  2,400   46,685
    UNIMAT Retirement Community Co., Ltd.................  1,200   21,401
    Union Tool Co........................................  1,200   33,915
    Unipres Corp......................................... 12,000  232,228
    United Arrows, Ltd...................................  3,800  134,910
    United Super Markets Holdings, Inc................... 11,400  122,009
    UNITED, Inc..........................................  3,600   53,369
*   Unitika, Ltd......................................... 18,800   88,937
    Unizo Holdings Co., Ltd..............................  4,800   90,793
    Uoriki Co., Ltd......................................  1,100   14,205
    Urbanet Corp. Co., Ltd...............................  3,300   10,168
*   Usen-Next Holdings Co., Ltd..........................  2,700   24,126
*   U-Shin, Ltd..........................................  7,700   69,566
    Ushio, Inc........................................... 23,500  267,583
    USS Co., Ltd.........................................  7,300  127,820
*   UT Group Co., Ltd....................................  4,200   82,472
    Utoc Corp............................................  3,900   18,281
    V Technology Co., Ltd................................    800  114,205
    Valor Holdings Co., Ltd.............................. 11,500  279,286
    Valqua, Ltd..........................................  4,800   93,627
#   Value HR Co., Ltd....................................    700   11,605
    ValueCommerce Co., Ltd...............................  2,700   42,127
*   V-Cube, Inc..........................................  4,000   13,665
    Vector, Inc..........................................  4,800   62,562

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    VeriServe Corp.......................................    700 $ 32,060
#   Vertex Corp..........................................  1,060   11,050
    Village Vanguard Co., Ltd............................  1,200   10,582
*   Vision, Inc..........................................  1,000   37,707
#*  Visionary Holdings Co., Ltd.......................... 23,900   19,218
#   Vital KSK Holdings, Inc.............................. 10,400  105,945
    Vitec Holdings Co., Ltd..............................  2,100   36,735
    VT Holdings Co., Ltd................................. 25,500  100,472
    Wacoal Holdings Corp.................................  8,200  222,360
    Wacom Co., Ltd....................................... 22,600  100,094
    Wakachiku Construction Co., Ltd......................  3,700   50,255
    Wakamoto Pharmaceutical Co., Ltd.....................  4,500   11,077
    Wakita & Co., Ltd....................................  8,500   90,440
    Warabeya Nichiyo Holdings Co., Ltd...................  3,800   63,871
    Waseda Academy Co., Ltd..............................  1,000   18,425
    Watahan & Co., Ltd...................................  2,400   44,678
    WATAMI Co., Ltd......................................  4,400   56,528
    Watts Co., Ltd.......................................  1,800   11,735
    WDB Holdings Co., Ltd................................  1,400   33,102
    Weathernews, Inc.....................................    900   23,936
    Welcia Holdings Co., Ltd.............................  2,130   80,790
    West Holdings Corp...................................  5,300   55,451
#   Will Group, Inc......................................  3,100   26,492
    WIN-Partners Co., Ltd................................  1,900   17,511
    WirelessGate, Inc....................................  3,300   15,360
    Wood One Co., Ltd....................................  1,900   17,504
    Workman Co., Ltd.....................................    200   14,566
    World Holdings Co., Ltd..............................  2,600   64,783
    Wowow, Inc...........................................  1,700   44,262
    Xebio Holdings Co., Ltd..............................  6,300   73,827
#   YAC Holdings Co., Ltd................................  1,700   10,156
    Yachiyo Industry Co., Ltd............................    900    5,957
    Yagi & Co., Ltd......................................    800   11,641
    Yahagi Construction Co., Ltd.........................  5,100   32,120
    Yahoo Japan Corp..................................... 71,700  193,802
    Yaizu Suisankagaku Industry Co., Ltd.................  1,700   15,675
    Yakult Honsha Co., Ltd...............................  1,900  126,801
    Yakuodo Co., Ltd.....................................  1,500   34,991
    YAMABIKO Corp........................................  8,100   80,363
    YAMADA Consulting Group Co., Ltd.....................  1,400   22,333
#   Yamada Denki Co., Ltd................................ 51,700  254,596
    Yamagata Bank, Ltd. (The)............................  5,899  106,846
    Yamaguchi Financial Group, Inc....................... 29,900  303,943
    Yamaichi Electronics Co., Ltd........................  5,700   67,999
#   YA-MAN, Ltd..........................................  4,100   50,569
    Yamanashi Chuo Bank, Ltd. (The)......................  6,400   81,657
    Yamatane Corp........................................  2,600   39,795
    Yamato Corp..........................................  2,700   11,758
    Yamato Holdings Co., Ltd.............................  8,600  229,151
    Yamato International, Inc............................  3,200   12,182
    Yamato Kogyo Co., Ltd................................  9,900  258,531
    Yamaura Corp.........................................  2,200   19,157
    Yamazaki Baking Co., Ltd............................. 22,900  449,813
    Yamazawa Co., Ltd....................................    900   14,351
    Yamazen Corp......................................... 11,300  113,605
    Yaoko Co., Ltd.......................................  3,700  193,996
    Yashima Denki Co., Ltd...............................  3,400   25,264
    Yaskawa Electric Corp................................ 13,900  393,409
    Yasuda Logistics Corp................................  3,400   25,708

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
JAPAN -- (Continued)
#   Yasunaga Corp........................................   2,300 $     29,174
    Yellow Hat, Ltd......................................   4,000       94,375
    Yodogawa Steel Works, Ltd............................   5,500      111,806
    Yokogawa Bridge Holdings Corp........................   6,500      118,580
    Yokogawa Electric Corp...............................  16,600      309,144
    Yokohama Reito Co., Ltd..............................  12,100      102,947
    Yokohama Rubber Co., Ltd. (The)......................  40,200      852,677
    Yokowo Co., Ltd......................................   3,700       49,069
    Yondenko Corp........................................   1,100       26,512
    Yondoshi Holdings, Inc...............................   2,900       58,350
    Yorozu Corp..........................................   5,900       81,662
#   Yoshinoya Holdings Co., Ltd..........................   6,000       94,992
#   Yotai Refractories Co., Ltd..........................   4,900       30,387
    Yuasa Trading Co., Ltd...............................   2,900       84,932
    Yuken Kogyo Co., Ltd.................................     700       12,185
    Yume No Machi Souzou Iinkai Co., Ltd.................   2,600       35,032
    Yumeshin Holdings Co., Ltd...........................   6,400       48,348
    Yurtec Corp..........................................  10,600       89,585
    Yushiro Chemical Industry Co., Ltd...................   2,000       21,581
    Yutaka Giken Co., Ltd................................     200        3,660
    Zaoh Co., Ltd........................................     800        9,288
    Zenitaka Corp. (The).................................     600       27,850
    Zenkoku Hosho Co., Ltd...............................  10,100      354,139
    Zenrin Co., Ltd......................................   5,100      129,358
    Zensho Holdings Co., Ltd.............................   9,400      217,182
    Zeon Corp............................................  51,600      530,520
*   ZIGExN Co., Ltd......................................   9,400       49,455
#   Zojirushi Corp.......................................   6,100       63,864
    ZOZO, Inc............................................  10,100      204,370
    Zuiko Corp...........................................     700       15,286
    Zuken, Inc...........................................   1,400       18,592
                                                                  ------------
TOTAL JAPAN..............................................          274,027,377
                                                                  ------------
NETHERLANDS -- (2.9%)
    Aalberts Industries NV...............................  29,457    1,031,731
    ABN AMRO Group NV....................................  42,593    1,062,097
    Accell Group NV......................................   3,380       74,324
#   Aegon NV............................................. 139,778      720,100
#   Aegon NV.............................................  17,377       89,839
    Akzo Nobel NV........................................  16,598    1,428,565
#*  Altice Europe NV.....................................  76,429      155,903
*   Altice Europe NV, Class B............................   3,103        6,357
    AMG Advanced Metallurgical Group NV..................  10,708      387,116
    Amsterdam Commodities NV.............................   4,113       91,158
    APERAM SA............................................  11,413      348,382
#   Arcadis NV...........................................  11,887      154,344
    ArcelorMittal........................................  25,949      599,358
#   ArcelorMittal........................................  54,346    1,277,131
    ASM International NV.................................  12,102      586,254
    ASML Holding NV......................................   1,364      238,519
#   ASML Holding NV......................................  12,601    2,205,534
    ASR Nederland NV.....................................  29,997    1,265,217
*   Basic-Fit NV.........................................   9,132      279,380
    BE Semiconductor Industries NV.......................  22,317      578,791
#   Beter Bed Holding NV.................................   3,857       19,899
    BinckBank NV.........................................  19,199      137,095
#   Boskalis Westminster.................................  21,364      561,396
#   Brunel International NV..............................   2,935       40,939
*   Coca-Cola European Partners P.L.C....................  19,911      934,366

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
NETHERLANDS -- (Continued)
    Corbion NV...........................................  18,042 $   511,008
    Flow Traders.........................................  13,664     422,307
    ForFarmers NV........................................  11,164     108,521
#*  Fugro NV.............................................  23,562     259,846
    GrandVision NV.......................................  13,690     305,231
*   Heijmans NV..........................................   5,499      57,434
    Hunter Douglas NV....................................   1,198      78,179
    IMCD NV..............................................   6,809     496,909
    ING Groep NV......................................... 189,122   2,244,085
    Intertrust NV........................................  12,747     207,124
    KAS Bank NV..........................................   3,123      21,737
    Kendrion NV..........................................   4,107     100,132
    Koninklijke Ahold Delhaize NV........................  98,064   2,583,597
#   Koninklijke BAM Groep NV.............................  60,190     215,169
    Koninklijke DSM NV...................................  16,091   1,504,768
    Koninklijke KPN NV................................... 537,132   1,651,262
    Koninklijke Vopak NV.................................  13,533     687,735
    Nederland Apparatenfabriek...........................   1,294      64,272
    NN Group NV..........................................  31,024   1,310,061
*   OCI NV...............................................  22,234     470,196
    Ordina NV............................................  25,878      44,042
#   Randstad NV..........................................  32,383   1,561,004
    SBM Offshore NV......................................  54,928     906,630
#   SIF Holding NV.......................................   2,423      24,630
    Signify NV...........................................  31,291     775,169
    Sligro Food Group NV.................................   7,614     287,214
*   Takeaway.com NV......................................     509      32,285
    TKH Group NV.........................................  11,860     572,792
*   TomTom NV............................................  36,667     328,237
    Unilever NV..........................................  31,179   1,668,388
    Unilever NV..........................................   6,291     336,884
    Van Lanschot Kempen NV...............................   3,124      73,050
#   Wessanen.............................................  18,265     187,087
    Wolters Kluwer NV....................................  19,213   1,194,874
                                                                  -----------
TOTAL NETHERLANDS........................................          35,565,654
                                                                  -----------
NEW ZEALAND -- (0.5%)
*   a2 Milk Co., Ltd.....................................  56,401     496,019
    Abano Healthcare Group, Ltd..........................   2,918      13,146
    Air New Zealand, Ltd................................. 201,351     391,564
    Arvida Group, Ltd....................................  18,686      16,951
    Auckland International Airport, Ltd..................  51,235     260,764
*   CBL Corp., Ltd.......................................   8,101       3,328
    Chorus, Ltd.......................................... 122,942     417,406
#   Comvita, Ltd.........................................   2,440       7,716
    Contact Energy, Ltd..................................  48,151     201,472
    EBOS Group, Ltd......................................  13,953     209,193
#*  Eroad, Ltd...........................................   3,923       6,325
    Fisher & Paykel Healthcare Corp., Ltd................  30,399     264,563
*   Fletcher Building, Ltd...............................  66,999     231,611
#   Fonterra Co-operative Group, Ltd.....................  11,016      36,110
    Freightways, Ltd.....................................  34,642     181,641
    Genesis Energy, Ltd..................................  63,207     116,447
    Gentrack Group, Ltd..................................   5,468      19,779
    Hallenstein Glasson Holdings, Ltd....................   9,781      27,045
    Heartland Group Holdings, Ltd........................  68,741      65,569
    Infratil, Ltd........................................  79,435     207,192
    Investore Property, Ltd..............................  23,836      25,414
    Kathmandu Holdings, Ltd..............................  37,346      61,716

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
NEW ZEALAND -- (Continued)
    Mainfreight, Ltd.....................................  14,016 $  305,387
    Mercury NZ, Ltd......................................  24,238     59,230
    Meridian Energy, Ltd.................................  28,632     69,768
    Metlifecare, Ltd.....................................  40,829    146,151
#   Metro Performance Glass, Ltd.........................  28,095      9,509
    NEW Zealand King Salmon Investments, Ltd.............  12,378     18,175
    New Zealand Refining Co., Ltd. (The).................  33,462     53,959
    NZME, Ltd............................................  18,597      6,290
#   NZX, Ltd.............................................  41,030     28,390
    Oceania Healthcare, Ltd..............................  26,135     18,818
    PGG Wrightson, Ltd...................................  27,698      9,265
    Port of Tauranga, Ltd................................  38,065    135,692
    Restaurant Brands New Zealand, Ltd...................  29,319    173,419
    Ryman Healthcare, Ltd................................  24,201    175,364
    Sanford, Ltd.........................................   6,302     29,203
    Scales Corp., Ltd....................................  16,423     50,006
#   Skellerup Holdings, Ltd..............................  28,994     40,569
    SKY Network Television, Ltd..........................  82,458    107,805
    Spark New Zealand, Ltd............................... 135,398    380,617
    Steel & Tube Holdings, Ltd...........................   7,891      6,273
    Summerset Group Holdings, Ltd........................  52,579    222,399
*   Synlait Milk, Ltd....................................   9,559     61,137
    Tourism Holdings, Ltd................................  27,790     93,858
*   TOWER, Ltd...........................................  17,032      8,596
    Trade Me Group, Ltd..................................  66,206    290,451
    Trustpower, Ltd......................................   7,314     31,558
#   Vector, Ltd..........................................  17,959     42,638
    Vista Group International, Ltd.......................  12,295     33,933
    Warehouse Group, Ltd. (The)..........................  25,303     35,856
    Z Energy, Ltd........................................  71,812    298,180
                                                                  ----------
TOTAL NEW ZEALAND........................................          6,203,467
                                                                  ----------
NORWAY -- (1.1%)
    ABG Sundal Collier Holding ASA....................... 140,849     73,024
    AF Gruppen ASA.......................................   3,136     51,509
*   Akastor ASA..........................................  34,023     52,048
    Aker ASA, Class A....................................   3,296    232,007
    Aker BP ASA..........................................  11,645    388,015
*   Aker Solutions ASA...................................  27,679    151,093
    American Shipping Co. ASA............................  14,670     57,401
*   Archer, Ltd..........................................  12,255      6,871
    Atea ASA.............................................  22,384    309,310
    Austevoll Seafood ASA................................  24,096    307,717
#*  Avance Gas Holding, Ltd..............................  10,487     16,273
#*  Axactor SE...........................................  18,349     45,242
#   B2Holding ASA........................................  10,973     18,603
    Bakkafrost P/F.......................................   6,466    336,141
    Bonheur ASA..........................................   6,002     83,299
    Borregaard ASA.......................................  27,018    240,088
#*  BW LPG, Ltd..........................................  25,041     76,946
*   BW Offshore, Ltd.....................................  27,016    128,698
    DNB ASA..............................................  45,590    809,187
    DNO ASA.............................................. 210,457    404,792
*   DOF ASA..............................................  31,179     12,586
    Entra ASA............................................   8,739    126,636
    Equinor ASA..........................................  96,696  2,211,068
    Equinor ASA, Sponsored ADR...........................   3,101     70,641
    Europris ASA.........................................  57,413    184,809
*   FLEX LNG, Ltd........................................  34,973     45,819

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
NORWAY -- (Continued)
*   Frontline, Ltd.......................................    17,943 $    92,200
    Gjensidige Forsikring ASA............................     7,694     132,899
    Grieg Seafood ASA....................................    13,021     168,243
    Hexagon Composites ASA...............................    12,297      43,548
#   Hoegh LNG Holdings, Ltd..............................    11,854      54,679
*   Kongsberg Automotive ASA.............................    69,568      59,293
*   Kvaerner ASA.........................................    31,962      45,209
    Leroy Seafood Group ASA..............................    30,393     243,051
    Mowi ASA.............................................    20,357     449,699
#*  NEL ASA..............................................    38,239      25,365
*   Nordic Semiconductor ASA.............................     4,141      14,428
    Norsk Hydro ASA......................................   204,186     946,611
    Norway Royal Salmon ASA..............................     2,810      67,856
#*  Norwegian Air Shuttle ASA............................     4,606      70,427
*   Norwegian Finans Holding ASA.........................    27,148     223,388
    Norwegian Property ASA...............................    22,932      29,330
#   Ocean Yield ASA......................................    18,903     135,953
#*  Odfjell Drilling, Ltd................................    16,707      49,181
    Odfjell SE, Class A..................................     3,280      11,159
    Olav Thon Eiendomsselskap ASA........................     2,953      50,260
    Orkla ASA............................................    49,493     400,018
*   Otello Corp. ASA.....................................    18,354      30,809
#*  Petroleum Geo-Services ASA...........................    89,474     201,873
*   Prosafe SE...........................................    10,014      19,271
#*  Protector Forsikring ASA.............................    12,346      70,399
#*  REC Silicon ASA......................................   457,056      31,246
    Salmar ASA...........................................     4,507     235,993
    Sbanken ASA..........................................    10,925      99,204
    Scatec Solar ASA.....................................    21,225     212,193
    Schibsted ASA, Class A...............................     2,182      76,617
    Schibsted ASA, Class B...............................     2,783      88,360
    Selvaag Bolig ASA....................................     9,716      50,020
    Solon Eiendom ASA....................................     3,786      16,171
*   Solstad Offshore ASA.................................    51,987       9,321
    SpareBank 1 SR-Bank ASA..............................    30,604     331,327
    Spectrum ASA.........................................    11,722      55,519
    Stolt-Nielsen, Ltd...................................     7,288      87,942
    Storebrand ASA.......................................    41,471     317,828
    Subsea 7 SA..........................................    22,047     250,174
    Telenor ASA..........................................    16,959     321,067
    TGS NOPEC Geophysical Co. ASA........................    16,290     482,918
    Tomra Systems ASA....................................     9,964     258,881
    Treasure ASA.........................................    11,954      18,628
    Veidekke ASA.........................................    25,085     273,921
#   XXL ASA..............................................     7,060      23,687
    Yara International ASA...............................     3,822     158,044
                                                                    -----------
TOTAL NORWAY.............................................            13,474,033
                                                                    -----------
PORTUGAL -- (0.3%)
    Altri SGPS SA........................................    17,850     147,700
*   Banco Comercial Portugues SA, Class R................ 1,663,183     458,575
    CTT-Correios de Portugal SA..........................    26,952      97,042
    EDP - Energias de Portugal SA........................    67,830     247,756
    EDP Renovaveis SA....................................    24,433     220,107
    Galp Energia SGPS SA.................................    36,078     563,701
    Jeronimo Martins SGPS SA.............................    25,923     367,385
*   Mota-Engil SGPS SA...................................    24,656      54,519
    Navigator Co. SA (The)...............................    48,904     239,281
    NOS SGPS SA..........................................    86,892     563,651

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
PORTUGAL -- (Continued)
    REN - Redes Energeticas Nacionais SGPS SA............    66,371 $  199,356
    Semapa-Sociedade de Investimento e Gestao............     7,457    130,289
    Sonae Capital SGPS SA................................    22,088     22,486
    Sonae SGPS SA........................................   213,477    222,736
*   Teixeira Duarte SA...................................    12,108      1,941
                                                                    ----------
TOTAL PORTUGAL...........................................            3,536,525
                                                                    ----------
SINGAPORE -- (1.2%)
    Accordia Golf Trust..................................   144,700     59,193
    AEM Holdings, Ltd....................................    25,700     18,753
#   Amara Holdings, Ltd..................................    40,200     13,146
    Ascendas India Trust.................................   123,700     99,317
    Banyan Tree Holdings, Ltd............................    72,700     31,898
    Best World International, Ltd........................    53,300    105,941
    Boustead Projects, Ltd...............................     2,700      1,813
    Boustead Singapore, Ltd..............................    79,500     46,651
    BreadTalk Group, Ltd.................................    24,000     15,689
#   Bukit Sembawang Estates, Ltd.........................    40,600    169,674
    CapitaLand, Ltd......................................   186,200    461,630
    Centurion Corp., Ltd.................................    37,000     11,158
    China Aviation Oil Singapore Corp., Ltd..............    63,100     54,565
    China Sunsine Chemical Holdings, Ltd.................   107,400    104,231
    Chip Eng Seng Corp., Ltd.............................   104,700     54,780
    Chuan Hup Holdings, Ltd..............................    63,400     15,327
    CITIC Envirotech, Ltd................................   209,400     67,613
#   City Developments, Ltd...............................    32,800    224,496
    ComfortDelGro Corp., Ltd.............................   206,400    358,152
    CSE Global, Ltd......................................    33,400     10,701
    Dairy Farm International Holdings, Ltd...............    13,800    124,886
    DBS Group Holdings, Ltd..............................    34,677    618,033
*   Del Monte Pacific, Ltd...............................    53,748      5,488
    Delfi, Ltd...........................................    26,800     29,083
    Delong Holdings, Ltd.................................     9,000     39,238
    Duty Free International, Ltd.........................    58,700      8,970
*   Dyna-Mac Holdings, Ltd...............................    42,000      3,329
    Elec & Eltek International Co., Ltd..................     6,400      9,163
*   Ezion Holdings, Ltd..................................   982,352     39,720
#*  Ezra Holdings, Ltd...................................   190,010      1,443
    Far East Orchard, Ltd................................    39,600     37,091
    First Resources, Ltd.................................   102,800    130,685
    Food Empire Holdings, Ltd............................    42,400     17,174
    Fragrance Group, Ltd.................................    64,000      6,588
    Frasers Property, Ltd................................    54,700     73,645
    Frencken Group, Ltd..................................    61,500     19,030
    Fu Yu Corp., Ltd.....................................   102,100     15,555
*   Gallant Venture, Ltd.................................    52,000      5,035
    Geo Energy Resources, Ltd............................   113,700     16,859
    GL, Ltd..............................................    85,500     46,076
    Golden Agri-Resources, Ltd........................... 1,138,100    214,773
    Golden Energy & Resources, Ltd.......................    34,500      6,283
    Great Eastern Holdings, Ltd..........................     3,500     68,036
    GuocoLand, Ltd.......................................    70,700     96,254
    Halcyon Agri Corp., Ltd..............................    43,213     15,423
    Hanwell Holdings, Ltd................................    88,400     14,519
    Haw Par Corp., Ltd...................................    17,600    162,105
#   Hi-P International, Ltd..............................    51,800     35,846
    Ho Bee Land, Ltd.....................................    39,400     73,495
    Hong Fok Corp., Ltd..................................    47,700     25,045
*   Hong Leong Asia, Ltd.................................    59,600     25,922

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SINGAPORE -- (Continued)
    Hong Leong Finance, Ltd..............................  34,400 $   67,001
    Hongkong Land Holdings, Ltd..........................  50,400    362,572
    Hotel Grand Central, Ltd.............................  28,891     28,782
#   Hutchison Port Holdings Trust........................ 914,900    229,480
*   Hyflux, Ltd..........................................  78,700      2,164
    iFAST Corp., Ltd.....................................  17,500     14,720
    Indofood Agri Resources, Ltd......................... 119,900     19,601
    Japfa, Ltd........................................... 166,300    102,972
    Jardine Cycle & Carriage, Ltd........................   6,066    170,457
    k1 Ventures, Ltd.....................................  16,400         76
    Keppel Corp., Ltd.................................... 115,600    525,657
    Keppel Infrastructure Trust.......................... 404,625    153,332
    Keppel Telecommunications & Transportation, Ltd......  22,700     31,725
    KSH Holdings, Ltd....................................  38,300     14,825
    Lian Beng Group, Ltd.................................  48,000     17,503
    Lum Chang Holdings, Ltd..............................  70,700     18,919
    M1, Ltd..............................................  51,400     78,325
    Mandarin Oriental International, Ltd.................   6,400     12,365
    Memtech International, Ltd...........................  21,300     13,656
    Metro Holdings, Ltd..................................  77,400     57,004
#*  Midas Holdings, Ltd.................................. 218,800      5,851
*   mm2 Asia, Ltd........................................ 101,700     24,597
*   Nam Cheong, Ltd...................................... 118,000        522
    Oversea-Chinese Banking Corp., Ltd................... 226,607  1,943,990
    Oxley Holdings, Ltd.................................. 179,228     39,998
*   Pacc Offshore Services Holdings, Ltd.................  43,100      5,998
    Pan-United Corp., Ltd................................  47,875      8,989
    Penguin International, Ltd...........................  28,666      6,394
    Perennial Real Estate Holdings, Ltd..................  18,700      8,961
    Q&M Dental Group Singapore, Ltd......................  44,700     16,621
    QAF, Ltd.............................................  44,382     23,117
*   Raffles Education Corp., Ltd......................... 133,900     10,884
    RHT Health Trust..................................... 103,300      2,305
    Riverstone Holdings, Ltd.............................  21,800     18,130
    Roxy-Pacific Holdings, Ltd...........................  25,150      7,578
    RSP Holdings Pte, Ltd................................ 277,600        412
    SATS, Ltd............................................  58,300    210,312
    SBS Transit, Ltd.....................................   6,200     13,359
    Sembcorp Industries, Ltd............................. 370,500    714,775
    Sembcorp Marine, Ltd.................................  37,700     44,995
    Sheng Siong Group, Ltd...............................  98,700     81,459
    SIA Engineering Co., Ltd.............................   4,600      8,478
    SIIC Environment Holdings, Ltd....................... 190,400     45,369
    Sinarmas Land, Ltd................................... 175,900     32,753
    Sing Holdings, Ltd...................................  67,700     19,127
    Singapore Airlines, Ltd.............................. 120,000    862,079
    Singapore Exchange, Ltd..............................  36,600    208,123
#   Singapore Post, Ltd.................................. 355,100    260,329
    Singapore Press Holdings, Ltd........................ 218,300    407,788
    Singapore Telecommunications, Ltd.................... 103,300    232,260
    Singapore Telecommunications, Ltd....................  61,100    136,181
#*  Sino Grandness Food Industry Group, Ltd..............  66,909      3,241
    Stamford Land Corp., Ltd............................. 122,800     44,712
    StarHub, Ltd.........................................  74,700     98,992
#   Straits Trading Co., Ltd.............................  19,800     30,355
    Sunningdale Tech, Ltd................................  49,000     54,692
*   Swiber Holdings, Ltd.................................  23,999        364
*   Thomson Medical Group, Ltd........................... 277,600     16,135
    Tuan Sing Holdings, Ltd.............................. 103,000     30,269

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SINGAPORE -- (Continued)
    UMS Holdings, Ltd....................................  71,875 $    34,364
    United Engineers, Ltd................................  84,500     160,211
    United Industrial Corp., Ltd.........................  28,100      62,391
    United Overseas Bank, Ltd............................  71,570   1,341,307
    UOB-Kay Hian Holdings, Ltd...........................  48,808      44,991
    UOL Group, Ltd.......................................  68,251     337,757
    Valuetronics Holdings, Ltd........................... 117,650      61,849
    Venture Corp., Ltd...................................  46,200     561,180
*   Vibrant Group, Ltd...................................  68,346       7,315
    Wee Hur Holdings, Ltd................................  81,000      12,643
#   Wheelock Properties Singapore, Ltd...................  67,100     104,672
    Wing Tai Holdings, Ltd............................... 114,900     175,374
*   Yongnam Holdings, Ltd................................  92,650      12,151
                                                                  -----------
TOTAL SINGAPORE..........................................          14,427,355
                                                                  -----------
SOUTH AFRICA -- (0.0%)
    Nedbank Group, Ltd...................................   9,295     201,169
    Old Mutual, Ltd......................................  56,542      98,086
                                                                  -----------
TOTAL SOUTH AFRICA.......................................             299,255
                                                                  -----------
SPAIN -- (2.6%)
    Acciona SA...........................................   6,672     635,267
#   Acerinox SA..........................................  50,810     553,687
    ACS Actividades de Construccion y Servicios SA.......  21,724     899,021
    Aena SME SA..........................................   4,633     800,846
    Alantra Partners SA..................................     932      14,061
    Almirall SA..........................................   5,177      87,841
    Amadeus IT Group SA..................................  16,254   1,181,965
*   Amper SA............................................. 166,633      54,391
    Applus Services SA...................................  42,510     487,363
    Atresmedia Corp. de Medios de Comunicacion SA........  12,702      61,649
    Azkoyen SA...........................................   1,900      14,669
    Banco de Sabadell SA................................. 747,154     856,689
    Banco Santander SA................................... 976,016   4,628,884
    Bankia SA............................................ 176,663     514,970
    Bankinter SA.........................................  52,639     411,019
    Bolsas y Mercados Espanoles SHMSF SA.................  19,372     585,391
    CaixaBank SA......................................... 246,556     932,476
    Cellnex Telecom SA...................................  23,496     662,108
    CIE Automotive SA....................................   8,712     244,678
    Construcciones y Auxiliar de Ferrocarriles SA........   1,770      79,745
#*  Deoleo SA............................................ 121,923      11,467
#   Distribuidora Internacional de Alimentacion SA.......  93,919      46,009
*   Duro Felguera SA..................................... 135,000       2,384
    Ebro Foods SA........................................  13,793     283,978
*   eDreams ODIGEO SA....................................  10,487      32,429
    Elecnor SA...........................................   7,592     106,815
    Enagas SA............................................  45,819   1,335,530
    Ence Energia y Celulosa SA...........................  46,545     361,430
    Endesa SA............................................  20,349     508,958
    Ercros SA............................................  32,968     137,009
    Euskaltel SA.........................................  29,850     273,541
    Faes Farma SA........................................  90,017     338,080
    Ferrovial SA.........................................  11,123     249,433
*   Fluidra SA...........................................  10,494     119,010
*   Fomento de Construcciones y Contratas SA.............   3,269      48,377
*   Global Dominion Access SA............................  36,157     188,632
    Grupo Catalana Occidente SA..........................   4,007     158,787

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SPAIN -- (Continued)
*   Grupo Empresarial San Jose SA........................   5,655 $    37,216
#*  Grupo Ezentis SA.....................................  29,005      19,702
    Iberdrola S.A........................................ 378,180   3,125,835
    Iberdrola SA.........................................   7,716      63,590
    Iberpapel Gestion SA.................................     774      28,178
*   Indra Sistemas SA....................................  41,635     428,381
    Industria de Diseno Textil SA........................  21,251     594,458
    Laboratorios Farmaceuticos Rovi SA...................      13         275
*   Liberbank SA......................................... 583,259     288,060
    Mapfre SA............................................ 279,828     778,585
#   Mediaset Espana Comunicacion SA......................  58,553     412,541
    Melia Hotels International SA........................  28,859     289,533
*   Natra SA.............................................  15,901      16,249
    Naturgy Energy Group SA..............................  28,690     802,024
#   Obrascon Huarte Lain SA..............................  27,745      25,357
*   Promotora de Informaciones SA, Class A...............  50,088      96,830
    Prosegur Cia de Seguridad SA.........................  70,267     380,378
*   Quabit Inmobiliaria SA...............................  13,891      22,326
*   Realia Business SA...................................  47,904      55,385
    Red Electrica Corp. SA...............................  35,355     814,771
    Repsol SA............................................ 119,057   2,089,815
    Sacyr S.A............................................  99,668     240,600
    Sacyr S.A............................................   2,848       6,858
*   Siemens Gamesa Renewable Energy SA...................  31,565     448,133
*   Solaria Energia y Medio Ambiente SA..................   7,125      44,040
*   Talgo SA.............................................  16,386     102,184
    Tecnicas Reunidas SA.................................   3,677      94,052
    Telefonica SA, Sponsored ADR.........................   2,163      18,732
    Telefonica SA........................................ 129,987   1,118,092
    Telepizza Group SA...................................  11,740      81,938
    Tubacex SA...........................................  25,843      84,091
    Unicaja Banco SA.....................................  59,084      69,304
    Vidrala SA...........................................   4,996     458,442
#   Viscofan SA..........................................  11,760     655,575
*   Vocento SA...........................................   7,738       9,917
    Zardoya Otis SA......................................  22,904     181,462
                                                                  -----------
TOTAL SPAIN..............................................          31,891,498
                                                                  -----------
SWEDEN -- (2.5%)
    AAK AB...............................................  21,762     313,027
*   AcadeMedia AB........................................   9,268      48,211
    Acando AB............................................  19,106      62,405
#   AddLife AB, Class B..................................   2,438      59,152
    AddNode Group AB.....................................   5,324      65,312
    AddTech AB, Class B..................................   9,863     194,653
    AF AB, Class B.......................................  11,707     206,360
    Ahlsell AB...........................................  20,339     122,709
    Alfa Laval AB........................................  13,507     306,228
#   Alimak Group AB......................................   9,381     125,507
    Arjo AB, Class B.....................................  44,131     157,016
    Assa Abloy AB, Class B...............................   5,939     110,668
    Atrium Ljungberg AB, Class B.........................   8,079     147,829
    Attendo AB...........................................  14,824     113,873
    Avanza Bank Holding AB...............................   3,625     164,901
    Axfood AB............................................   6,708     117,458
*   BE Group AB..........................................   2,614      12,450
    Beijer Alma AB.......................................  11,084     168,698
*   Beijer Electronics Group AB..........................   2,445      12,414
    Beijer Ref AB........................................   8,919     135,419

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
SWEDEN -- (Continued)
    Bergman & Beving AB..................................  8,013 $ 77,039
#   Besqab AB............................................  1,035   11,151
    Bilia AB, Class A.................................... 31,204  274,518
#   BillerudKorsnas AB................................... 33,944  428,657
    BioGaia AB, Class B..................................  3,257  132,428
    Biotage AB...........................................  8,343  107,096
    Bjorn Borg AB........................................  2,898    6,956
    Boliden AB........................................... 37,071  927,822
    Bonava AB............................................    969   12,036
    Bonava AB, Class B................................... 21,002  263,115
    Bravida Holding AB................................... 34,487  252,760
    Bufab AB.............................................  7,446   77,859
    Bulten AB............................................  2,966   28,800
    Bure Equity AB....................................... 16,036  197,538
#   Byggmax Group AB..................................... 18,910   70,993
    Castellum AB......................................... 16,202  307,158
    Catena AB............................................  3,861  104,009
*   Cavotec SA...........................................  8,277   12,681
#   Clas Ohlson AB, Class B..............................  6,895   60,044
    Cloetta AB, Class B.................................. 60,701  161,019
#*  CLX Communications AB................................  1,542   17,862
*   Collector AB.........................................  2,194   11,812
    Concentric AB........................................  9,782  141,642
    Coor Service Management Holding AB...................  4,123   31,914
    Dios Fastigheter AB.................................. 16,550  118,754
    Dometic Group AB..................................... 52,080  371,587
*   Doro AB..............................................  5,800   24,291
    Duni AB..............................................  5,891   69,379
    Dustin Group AB...................................... 18,598  167,416
    Eastnine AB..........................................  4,136   46,397
    Elanders AB, Class B.................................  1,369   14,086
    Electrolux AB, Series B.............................. 20,251  479,183
    Elekta AB, Class B................................... 17,950  239,980
#*  Eltel AB............................................. 14,557   23,114
*   Enea AB..............................................  2,198   29,601
*   Epiroc AB, Class A................................... 13,356  128,249
*   Epiroc AB, Class B...................................  8,453   75,765
    Essity AB, Class A...................................  1,061   29,183
    Essity AB, Class B................................... 33,701  932,457
    Fabege AB............................................ 18,673  272,474
#   Fagerhult AB.........................................  6,328   51,530
*   Fastighets AB Balder, Class B........................  7,208  227,485
    FastPartner AB.......................................  5,997   42,459
    Fenix Outdoor International AG.......................    573   56,833
*   Fingerprint Cards AB, Class B........................ 19,879   38,783
    Getinge AB, Class B.................................. 33,705  380,572
    Granges AB........................................... 22,021  211,793
    Gunnebo AB........................................... 12,605   31,945
    Haldex AB............................................  9,561   67,149
*   Hembla AB............................................  5,534  100,740
    Hemfosa Fastigheter AB............................... 25,441  225,806
#   Hennes & Mauritz AB, Class B......................... 22,236  345,988
    Hexagon AB, Class B..................................  6,501  318,363
    Hexpol AB............................................ 30,226  267,549
    HIQ International AB.................................  9,640   60,320
#   HMS Networks AB......................................    752    9,929
    Hoist Finance AB..................................... 12,304   59,691
    Holmen AB, Class B................................... 14,774  316,611
    Hufvudstaden AB, Class A.............................  8,902  147,845

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SWEDEN -- (Continued)
    Humana AB............................................   2,026 $   15,032
    Husqvarna AB, Class A................................   3,743     29,149
    Husqvarna AB, Class B................................  52,267    399,487
#   ICA Gruppen AB.......................................   7,685    270,294
    Indutrade AB.........................................  10,578    266,053
*   International Petroleum Corp.........................  14,208     51,686
#   Intrum AB............................................  13,730    392,364
    Inwido AB............................................  16,779    107,728
#   ITAB Shop Concept AB, Class B........................   2,085      3,081
#   JM AB................................................  22,300    450,830
    KappAhl AB...........................................  19,092     36,709
    Klovern AB, Class B..................................  92,370    112,502
    KNOW IT AB...........................................   7,505    135,964
    Kungsleden AB........................................  31,278    237,438
    Lagercrantz Group AB, Class B........................  15,291    167,087
    Lifco AB, Class B....................................   2,281     91,423
    Lindab International AB..............................  19,129    154,160
    Loomis AB, Class B...................................  19,005    681,881
    Lundin Petroleum AB..................................   6,506    208,097
#*  Medivir AB, Class B..................................   2,235      5,291
    Mekonomen AB.........................................   5,182     41,319
    Millicom International Cellular SA...................   8,549    535,430
    Momentum Group AB, Class B...........................   4,954     47,179
#   MQ Holding AB........................................   4,787      5,332
#   Mycronic AB..........................................   9,725    124,499
#   NCC AB, Class B......................................   5,731     86,714
    Nederman Holding AB..................................   3,686     39,139
*   Net Insight AB, Class B..............................  19,401      4,827
    New Wave Group AB, Class B...........................   9,925     58,693
    Nibe Industrier AB, Class B..........................  23,396    266,052
    Nobia AB.............................................  31,165    180,717
    Nobina AB............................................  34,233    234,785
    Nolato AB, Class B...................................   3,468    159,690
    Nordea Bank Abp...................................... 118,100  1,074,862
    NP3 Fastigheter AB...................................   4,569     32,131
*   Nyfosa AB............................................  25,441    137,491
    OEM International AB, Class B........................     697     14,402
    Opus Group AB........................................  66,452     42,180
*   Orexo AB.............................................     335      2,726
    Pandox AB............................................  13,222    230,200
    Peab AB..............................................  57,999    483,483
    Platzer Fastigheter Holding AB, Class B..............   8,730     66,264
    Pricer AB, Class B...................................  31,342     36,417
    Proact IT Group AB...................................   3,942     82,072
*   Qliro Group AB.......................................  44,234     52,243
*   Radisson Hospitality AB..............................  15,100     70,712
    Ratos AB, Class B....................................  54,153    155,558
*   RaySearch Laboratories AB............................   3,756     42,187
*   Recipharm AB, Class B................................  13,903    179,275
    Resurs Holding AB....................................  20,316    133,908
    Rottneros AB.........................................  22,228     22,355
    Sagax AB, Class B....................................   5,415     88,047
    Sandvik AB...........................................  92,603  1,479,781
*   SAS AB...............................................  88,072    238,110
    Scandi Standard AB...................................  16,388    113,079
    Scandic Hotels Group AB..............................  22,472    214,472
    Sectra AB, Class B...................................   4,544    110,624
    Securitas AB, Class B................................  16,440    264,354
    Semcon AB............................................   4,640     25,760

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SWEDEN -- (Continued)
*   Sensys Gatso Group AB................................  80,848 $    18,235
    Skandinaviska Enskilda Banken AB, Class A............ 104,472   1,096,605
    Skandinaviska Enskilda Banken AB, Class C............   1,001      10,843
#   Skanska AB, Class B..................................  19,483     341,151
    SkiStar AB...........................................  11,316     137,538
    SSAB AB, Class A.....................................   2,180       8,630
    SSAB AB, Class A.....................................  11,755      46,598
    SSAB AB, Class B.....................................  12,326      41,360
    SSAB AB, Class B.....................................  20,083      67,241
    Svenska Cellulosa AB SCA, Class A....................   2,239      20,307
    Svenska Cellulosa AB SCA, Class B....................  48,194     423,913
    Svenska Handelsbanken AB, Class A....................  63,610     691,749
    Svenska Handelsbanken AB, Class B....................   1,480      17,121
    Sweco AB, Class B....................................  13,082     268,463
    Swedbank AB, Class A.................................  58,132   1,320,552
*   Swedish Orphan Biovitrum AB..........................   6,693     158,186
    Systemair AB.........................................   2,749      28,803
    Tele2 AB, Class B....................................  62,803     786,254
    Telia Co. AB......................................... 230,338   1,003,801
    Thule Group AB.......................................  15,822     323,033
    Trelleborg AB, Class B...............................  24,259     408,627
    Troax Group AB.......................................     965      29,644
    Wallenstam AB, Class B...............................  11,246     113,252
    Wihlborgs Fastigheter AB.............................  21,978     286,732
                                                                  -----------
TOTAL SWEDEN.............................................          30,986,469
                                                                  -----------
SWITZERLAND -- (4.3%)
    ABB, Ltd., Sponsored ADR.............................   6,352     121,641
    ABB, Ltd............................................. 150,912   2,888,563
    Adecco Group AG......................................  32,662   1,636,726
    Allreal Holding AG...................................   4,746     769,866
*   Alpiq Holding AG.....................................     895      69,359
    ALSO Holding AG......................................   1,645     212,817
#   ams AG...............................................   2,344      62,833
    APG SGA SA...........................................     313     105,353
*   Arbonia AG...........................................   8,815     106,627
*   Aryzta AG............................................ 163,610     184,141
    Ascom Holding AG.....................................   7,876     101,139
    Autoneum Holding AG..................................     854     139,932
#   Baloise Holding AG...................................   7,950   1,231,279
    Banque Cantonale de Geneve...........................     316      62,134
    Banque Cantonale Vaudoise............................     512     406,046
    Belimo Holding AG....................................      87     377,695
    Bell Food Group AG...................................     632     198,024
    Bellevue Group AG....................................   2,601      57,605
    Berner Kantonalbank AG...............................   1,225     259,504
#   BFW Liegenschaften AG................................     476      20,372
    BKW AG...............................................   3,711     261,147
    Bobst Group SA.......................................   2,128     171,987
    Bossard Holding AG, Class A..........................   2,664     420,176
    Bucher Industries AG.................................   2,165     661,185
    Burckhardt Compression Holding AG....................     543     139,576
#   Burkhalter Holding AG................................     843      71,457
    Calida Holding AG....................................   1,035      31,022
    Carlo Gavazzi Holding AG.............................     117      32,263
    Cembra Money Bank AG.................................   6,562     566,659
    Cham Group AG........................................      53      22,182
#   Cicor Technologies, Ltd..............................     460      20,118
    Cie Financiere Richemont SA..........................  26,208   1,806,462

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SWITZERLAND -- (Continued)
    Cie Financiere Tradition SA..........................    381 $   41,009
    Clariant AG.......................................... 42,605    846,265
    Coltene Holding AG...................................    940     89,764
    Conzzeta AG..........................................    237    206,391
    Credit Suisse Group AG............................... 68,481    832,410
    Credit Suisse Group AG, Sponsored ADR................ 47,493    575,141
    Daetwyler Holding AG.................................  1,231    185,953
    DKSH Holding AG......................................  5,581    418,303
    dormakaba Holding AG.................................    602    396,571
    Dufry AG.............................................  6,035    603,595
    EFG International AG................................. 35,310    209,397
    Emmi AG..............................................    490    413,721
    EMS-Chemie Holding AG................................    476    237,746
    Energiedienst Holding AG.............................    346     10,263
*   Evolva Holding SA.................................... 22,215      4,577
    Feintool International Holding AG....................    721     56,510
    Flughafen Zurich AG..................................  3,694    652,503
    Forbo Holding AG.....................................    368    513,101
    GAM Holding AG....................................... 37,876    165,330
    Geberit AG...........................................  2,110    824,865
    Georg Fischer AG.....................................  1,075    952,873
    Givaudan SA..........................................    433  1,050,483
    Gurit Holding AG.....................................    111    103,106
    Helvetia Holding AG..................................  1,305    772,609
    Hiag Immobilien Holding AG...........................    735     85,771
#   HOCHDORF Holding AG..................................    269     33,286
    Huber & Suhner AG....................................  3,713    286,850
    Hypothekarbank Lenzburg AG...........................      3     13,281
    Implenia AG..........................................  3,739    131,882
    Inficon Holding AG...................................    453    240,977
    Interroll Holding AG.................................    152    275,008
    Intershop Holding AG.................................    240    120,015
    Investis Holding SA..................................    172     10,688
    Julius Baer Group, Ltd............................... 23,729    953,722
    Jungfraubahn Holding AG..............................    461     63,097
    Kardex AG............................................  3,375    445,122
    Komax Holding AG.....................................    807    213,940
#   Kudelski SA..........................................  5,386     35,925
    Kuehne + Nagel International AG......................  3,075    415,835
    LafargeHolcim, Ltd................................... 27,389  1,288,044
*   Lastminute.com NV....................................  1,394     25,257
    LEM Holding SA.......................................     68     81,430
    Liechtensteinische Landesbank AG.....................  3,234    211,892
    Logitech International SA............................  5,413    197,481
#   Logitech International SA............................  9,093    330,985
    Luzerner Kantonalbank AG.............................    783    374,911
*   MCH Group AG.........................................    293      5,705
#   Meier Tobler Group AG................................    721     10,869
    Metall Zug AG........................................     47    137,518
    Mikron Holding AG....................................    546      4,141
    Mobilezone Holding AG................................  7,762     83,598
    Mobimo Holding AG....................................  1,259    308,630
#*  Newron Pharmaceuticals SpA...........................    976      6,681
    OC Oerlikon Corp. AG................................. 35,126    453,913
#   Orell Fuessli Holding AG.............................     12        988
    Orior AG.............................................  1,160     99,448
    Partners Group Holding AG............................    999    687,116
    Phoenix Mecano AG....................................    139     68,077
    Plazza AG, Class A...................................    139     31,299

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SWITZERLAND -- (Continued)
    PSP Swiss Property AG................................   7,711 $   793,302
    Romande Energie Holding SA...........................      13      14,921
    Schaffner Holding AG.................................      96      24,738
*   Schmolz + Bickenbach AG.............................. 119,472      69,747
    Schweiter Technologies AG............................     310     293,522
    SFS Group AG.........................................   4,792     385,650
    SGS SA...............................................     305     736,282
    Sonova Holding AG....................................   5,713   1,072,192
    St Galler Kantonalbank AG............................     526     263,041
    Straumann Holding AG.................................     771     559,763
    Sulzer AG............................................   3,595     330,223
    Sunrise Communications Group AG......................  12,635   1,065,229
    Swatch Group AG (The)................................   2,592     742,509
    Swatch Group AG (The)................................   4,691     261,017
    Swiss Life Holding AG................................   3,464   1,429,077
    Swiss Prime Site AG..................................  12,389   1,049,509
    Swiss Re AG..........................................  17,006   1,630,954
#   Swisscom AG..........................................   4,212   2,018,821
    Swissquote Group Holding SA..........................   2,546     119,905
    Tamedia AG...........................................     479      55,148
    Temenos AG...........................................   5,716     771,570
    Thurgauer Kantonalbank...............................     103      10,726
    u-blox Holding AG....................................   1,941     165,683
    UBS Group AG.........................................  11,888     154,112
#*  UBS Group AG......................................... 158,086   2,048,795
    Valiant Holding AG...................................   3,154     340,649
    Valora Holding AG....................................     767     203,837
#   VAT Group AG.........................................   3,383     350,274
    Vaudoise Assurances Holding SA.......................     289     146,980
    Vetropack Holding AG.................................      54     123,148
    Vifor Pharma AG......................................   6,487     825,627
*   Von Roll Holding AG..................................   5,887       7,749
    Vontobel Holding AG..................................   7,247     408,516
    VP Bank AG...........................................     867     121,052
    VZ Holding AG........................................     408     108,183
    Walliser Kantonalbank................................      10       1,157
    Warteck Invest AG....................................      13      25,233
#   Ypsomed Holding AG...................................     385      44,620
    Zehnder Group AG.....................................   2,871      95,992
    Zug Estates Holding AG, Class B......................      25      43,121
    Zuger Kantonalbank AG................................      16      97,566
    Zurich Insurance Group AG............................  10,260   3,220,129
                                                                  -----------
TOTAL SWITZERLAND........................................          53,342,027
                                                                  -----------
UNITED KINGDOM -- (16.0%)
    3i Group P.L.C....................................... 114,266   1,275,292
    4imprint Group P.L.C.................................   1,351      35,194
    A.G. Barr P.L.C......................................  30,934     306,034
    AA P.L.C.............................................  92,061     100,662
*   Acacia Mining P.L.C..................................  58,069     149,066
    Admiral Group P.L.C..................................  17,663     480,293
    Aggreko P.L.C........................................  82,578     752,435
    Air Partner P.L.C....................................   9,325      10,988
    Anglo American P.L.C................................. 205,936   5,262,854
    Anglo Pacific Group P.L.C............................  37,140      79,601
    Anglo-Eastern Plantations P.L.C......................   2,071      15,120
    Antofagasta P.L.C....................................  54,306     620,822
#   Arrow Global Group P.L.C.............................  41,043     104,491
    Ascential P.L.C......................................   3,318      16,564

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
    Ashmore Group P.L.C..................................    56,347 $  299,082
    Ashtead Group P.L.C..................................    49,049  1,244,126
    Associated British Foods P.L.C.......................    33,580  1,053,862
    Auto Trader Group P.L.C..............................   164,268    985,830
    AVEVA Group P.L.C....................................     6,407    229,023
    Aviva P.L.C..........................................   381,129  2,072,812
    Avon Rubber P.L.C....................................     4,556     72,138
    B&M European Value Retail SA.........................   221,943    945,052
    Balfour Beatty P.L.C.................................   120,454    433,346
    Bank of Georgia Group P.L.C..........................     6,124    123,019
    Barclays P.L.C., Sponsored ADR.......................   154,277  1,289,756
    Barclays P.L.C.......................................   152,565    317,999
    Barratt Developments P.L.C...........................   166,519  1,177,810
    BBA Aviation P.L.C...................................   166,150    515,642
    BCA Marketplace P.L.C................................    25,359     66,784
    Beazley P.L.C........................................    72,375    469,725
    Bellway P.L.C........................................    40,333  1,500,076
    Berkeley Group Holdings P.L.C. (The).................    34,747  1,710,822
    BHP Group P.L.C., ADR................................    48,655  2,188,502
    BHP Group P.L.C......................................    12,358    276,111
    Biffa P.L.C..........................................    11,067     25,817
    Bloomsbury Publishing P.L.C..........................     9,816     28,281
    Bodycote P.L.C.......................................    59,339    592,858
    Bovis Homes Group P.L.C..............................    43,549    579,040
    BP P.L.C., Sponsored ADR.............................   207,742  8,542,346
    BP P.L.C.............................................   410,827  2,806,418
    Braemar Shipping Services P.L.C......................     6,415     17,257
    Brewin Dolphin Holdings P.L.C........................    79,827    313,574
    Britvic P.L.C........................................    49,636    573,343
#   BT Group P.L.C., Sponsored ADR.......................     1,608     24,538
    BT Group P.L.C....................................... 1,012,979  3,088,978
*   BTG P.L.C............................................    16,894    184,496
    Bunzl P.L.C..........................................    19,825    625,124
    Burberry Group P.L.C.................................    31,082    734,746
*   Cairn Energy P.L.C...................................   148,235    363,741
*   Capita P.L.C.........................................    80,214    122,262
    Capital & Counties Properties P.L.C..................   120,821    395,643
*   Carclo P.L.C.........................................     7,329      4,667
    Card Factory P.L.C...................................   121,517    287,564
    CareTech Holdings P.L.C..............................     4,254     19,813
    Carnival P.L.C.......................................     1,660     93,921
    Carnival P.L.C., ADR.................................     5,689    323,590
*   Carpetright P.L.C....................................     1,047        310
    Centamin P.L.C.......................................   268,684    415,550
    Centrica P.L.C.......................................   477,569    858,213
    Charles Taylor P.L.C.................................     3,600     10,464
    Chesnara P.L.C.......................................    10,149     45,823
    Cineworld Group P.L.C................................   204,076    700,373
*   Circassia Pharmaceuticals P.L.C......................    29,532     16,570
    City of London Investment Group P.L.C................     4,890     25,056
    Clarkson P.L.C.......................................     4,021    135,204
    Clipper Logistics P.L.C..............................     3,651     11,519
    Close Brothers Group P.L.C...........................    48,934    954,426
    CLS Holdings P.L.C...................................    26,474     85,138
    CMC Markets P.L.C....................................    33,566     52,207
*   Cobham P.L.C.........................................   519,445    735,414
    Coca-Cola HBC AG.....................................    13,883    466,595
    Compass Group P.L.C..................................    37,721    807,170
    Computacenter P.L.C..................................    24,302    333,750

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
    Connect Group P.L.C..................................    18,166 $    9,520
    Consort Medical P.L.C................................     7,742     94,680
    ConvaTec Group P.L.C.................................   243,323    456,196
    Costain Group P.L.C..................................    29,486    150,828
    Countryside Properties P.L.C.........................    70,684    284,776
*   Countrywide P.L.C....................................    41,736      5,016
    Cranswick P.L.C......................................    14,144    536,018
    Crest Nicholson Holdings P.L.C.......................    78,420    387,797
    Croda International P.L.C............................     9,413    595,961
    CYBG P.L.C...........................................   112,981    260,149
    Daejan Holdings P.L.C................................     1,142     87,209
    Daily Mail & General Trust P.L.C., Class A...........    25,485    202,730
    Dairy Crest Group P.L.C..............................    43,700    277,519
    DCC P.L.C............................................     9,273    759,120
    De La Rue P.L.C......................................    21,557    118,753
    Debenhams P.L.C......................................   140,138      6,870
    Dechra Pharmaceuticals P.L.C.........................     4,310    133,907
    Devro P.L.C..........................................    59,601    121,624
    DFS Furniture P.L.C..................................    24,652     76,685
    Dignity P.L.C........................................     9,279     89,542
    Diploma P.L.C........................................    34,465    575,351
    Direct Line Insurance Group P.L.C....................   380,243  1,680,686
    DiscoverIE Group P.L.C...............................     5,122     28,148
    Dixons Carphone P.L.C................................   227,079    411,227
    Domino's Pizza Group P.L.C...........................    76,762    267,241
    Drax Group P.L.C.....................................   107,849    569,313
    DS Smith P.L.C.......................................   180,199    799,161
    Dunelm Group P.L.C...................................    19,354    183,495
    easyJet P.L.C........................................    19,216    318,394
    Electrocomponents P.L.C..............................   133,391    952,179
    Elementis P.L.C......................................    75,191    180,010
*   EnQuest P.L.C........................................   385,681     97,177
    Entertainment One, Ltd...............................   159,216    824,148
    Equiniti Group P.L.C.................................    42,956    116,704
    Euromoney Institutional Investor P.L.C...............    10,939    177,894
    Evraz P.L.C..........................................    44,279    290,054
    Experian P.L.C.......................................    32,293    810,799
    FDM Group Holdings P.L.C.............................     1,250     13,509
    Ferguson P.L.C.......................................    13,617    911,839
    Ferrexpo P.L.C.......................................   122,170    414,942
*   Findel P.L.C.........................................    18,658     46,455
*   Firstgroup P.L.C.....................................   399,229    485,165
*   Flybe Group P.L.C....................................    17,192        787
    Forterra P.L.C.......................................    60,604    211,051
    Foxtons Group P.L.C..................................    38,161     26,564
    Fresnillo P.L.C......................................    11,425    150,843
    G4S P.L.C............................................   472,272  1,211,066
    Galliford Try P.L.C..................................    24,680    230,172
    Games Workshop Group P.L.C...........................     5,951    236,339
*   Gem Diamonds, Ltd....................................    29,324     38,148
*   Genel Energy P.L.C...................................    15,176     37,016
    Genus P.L.C..........................................     5,137    150,124
    Glencore P.L.C....................................... 1,027,988  4,180,129
    Go-Ahead Group P.L.C. (The)..........................    17,902    422,988
    Gocompare.Com Group P.L.C............................    52,665     51,211
    Grafton Group P.L.C..................................    41,524    400,914
#   Grainger P.L.C.......................................    85,651    256,542
#   Greencore Group P.L.C................................   143,452    363,836
    Greggs P.L.C.........................................    45,157    919,404

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
UNITED KINGDOM -- (Continued)
*   Gulf Keystone Petroleum, Ltd.........................  61,826 $  175,348
*   Gulf Marine Services P.L.C...........................  22,626      5,900
    Gym Group P.L.C. (The)...............................  12,823     35,675
    Halfords Group P.L.C.................................  61,248    186,148
    Halma P.L.C..........................................  53,393    982,001
    Hargreaves Lansdown P.L.C............................  12,265    263,376
    Hastings Group Holdings P.L.C........................  31,884     87,785
    Hays P.L.C........................................... 433,514    859,606
    Headlam Group P.L.C..................................  12,033     61,720
    Helical P.L.C........................................  27,226    120,058
    Henry Boot P.L.C.....................................   3,282     11,187
    Hill & Smith Holdings P.L.C..........................  27,258    395,164
    Hilton Food Group P.L.C..............................   7,381     89,991
    Hiscox, Ltd..........................................  28,931    538,362
    Hochschild Mining P.L.C..............................  81,816    202,979
    Hollywood Bowl Group P.L.C...........................   8,822     26,246
    HomeServe P.L.C......................................  79,600    985,127
    Hostelworld Group P.L.C..............................   2,529      6,853
    Howden Joinery Group P.L.C........................... 191,376  1,269,598
    HSBC Holdings P.L.C..................................  20,668    174,030
#   HSBC Holdings P.L.C., Sponsored ADR.................. 197,671  8,327,879
    Hunting P.L.C........................................  31,726    232,273
    Huntsworth P.L.C.....................................  16,294     23,302
    Ibstock P.L.C........................................ 102,905    327,710
    IG Group Holdings P.L.C..............................  89,515    745,974
    IMI P.L.C............................................  88,147  1,107,518
    Inchcape P.L.C....................................... 133,755  1,006,433
*   Indivior P.L.C.......................................  92,158    137,304
    Informa P.L.C........................................  73,014    648,534
    Inmarsat P.L.C.......................................  89,937    436,616
#   InterContinental Hotels Group P.L.C., ADR............   6,252    360,793
    InterContinental Hotels Group P.L.C..................   4,909    278,965
    Intermediate Capital Group P.L.C.....................  28,742    383,685
    International Consolidated Airlines Group SA.........  96,938    818,727
    International Personal Finance P.L.C.................  50,914    137,478
*   Interserve P.L.C.....................................  34,177      5,622
    Intertek Group P.L.C.................................  12,013    775,189
    Investec P.L.C....................................... 107,135    688,645
*   IP Group P.L.C.......................................  68,515     95,447
    ITE Group P.L.C...................................... 136,350    115,386
    ITV P.L.C............................................ 271,623    461,073
    IWG P.L.C............................................ 196,665    578,938
    J Sainsbury P.L.C.................................... 181,651    680,183
    James Fisher & Sons P.L.C............................  12,857    325,763
    Jardine Lloyd Thompson Group P.L.C...................  18,475    460,359
    JD Sports Fashion P.L.C.............................. 169,439  1,030,410
    John Laing Group P.L.C...............................  24,125    112,507
    John Menzies P.L.C...................................  25,276    185,023
    John Wood Group P.L.C................................ 113,846    808,007
    Johnson Matthey P.L.C................................  20,197    806,856
    Jupiter Fund Management P.L.C........................  83,341    358,186
*   Just Eat P.L.C.......................................  11,579    105,814
    Just Group P.L.C.....................................  89,546    119,253
    Kainos Group P.L.C...................................   1,984     10,980
    KAZ Minerals P.L.C...................................  64,883    506,630
    KCOM Group P.L.C..................................... 154,979    140,860
    Keller Group P.L.C...................................  17,172    116,820
    Kier Group P.L.C.....................................  23,677    160,500
    Kin & Carta P.L.C....................................  23,466     30,506

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES      VALUE>>
                                                      ---------   ----------
UNITED KINGDOM -- (Continued)
    Kingfisher P.L.C.................................   327,590   $  957,005
*   Lamprell P.L.C...................................    41,997       30,840
    Lancashire Holdings, Ltd.........................    37,144      275,052
    Legal & General Group P.L.C......................   575,878    1,961,957
*   Liberty Global P.L.C., Class A...................     3,806       92,865
*   Liberty Global P.L.C., Class C...................     9,330      219,815
    Lloyds Banking Group P.L.C....................... 3,947,570    3,009,487
    Lloyds Banking Group P.L.C., ADR.................   153,413      464,841
    London Stock Exchange Group P.L.C................    17,368    1,044,544
*   Lonmin P.L.C.....................................    14,920       10,164
    Lookers P.L.C....................................    84,279      119,354
    Low & Bonar P.L.C................................    42,924       10,206
    Low & Bonar P.L.C................................    42,522        1,785
    LSL Property Services P.L.C......................     8,985       29,566
    Man Group P.L.C..................................   501,160      938,632
    Marks & Spencer Group P.L.C......................   350,539    1,326,291
    Marshalls P.L.C..................................    69,132      460,951
    McBride P.L.C....................................    51,611       90,982
    McCarthy & Stone P.L.C...........................    41,469       72,654
    McColl's Retail Group P.L.C......................     4,154        3,135
    Mears Group P.L.C................................    24,782      102,284
    Meggitt P.L.C....................................   149,944    1,015,536
    Melrose Industries P.L.C.........................   498,646    1,105,262
    Merlin Entertainments P.L.C......................   227,950    1,010,165
    Micro Focus International P.L.C..................    21,697      413,651
    Micro Focus International P.L.C., Sponsored ADR..    39,486      754,183
    Millennium & Copthorne Hotels P.L.C..............    29,666      189,032
    Mitie Group P.L.C................................    70,762      107,998
    MJ Gleeson P.L.C.................................     3,822       36,360
    Mondi P.L.C......................................    24,183      584,820
    Moneysupermarket.com Group P.L.C.................   103,392      411,195
    Morgan Advanced Materials P.L.C..................   106,612      372,946
    Morgan Sindall Group P.L.C.......................    10,265      157,802
*   Mothercare P.L.C.................................    36,668        7,563
    Motorpoint group P.L.C...........................     7,562       19,677
    N Brown Group P.L.C..............................    16,501       18,902
    National Express Group P.L.C.....................   140,758      726,885
    National Grid P.L.C..............................     4,142       45,105
#   National Grid P.L.C., Sponsored ADR..............    12,011      654,470
    NCC Group P.L.C..................................    21,654       36,505
    Next P.L.C.......................................     7,233      460,009
    Non-Standard Finance P.L.C.......................    28,954       21,083
    Norcros P.L.C....................................     7,961       19,834
    Northgate P.L.C..................................    40,459      197,215
*   Nostrum Oil & Gas P.L.C..........................    13,966       25,331
*   Ocado Group P.L.C................................    66,498      865,174
    On the Beach Group P.L.C.........................    28,163      162,578
    OneSavings Bank P.L.C............................    60,451      298,636
*   Ophir Energy P.L.C...............................   135,176       96,591
    Oxford Instruments P.L.C.........................    16,863      198,977
    Pagegroup P.L.C..................................   121,868      706,672
    Paragon Banking Group P.L.C......................    69,375      377,859
    PayPoint P.L.C...................................     8,942       99,815
    Pearson P.L.C....................................    50,880      604,907
    Pearson P.L.C., Sponsored ADR....................    17,710      210,395
    Pendragon P.L.C..................................   380,061      129,921
    Pennon Group P.L.C...............................    72,742      728,591
    Persimmon P.L.C..................................    32,656    1,018,722
*   Petra Diamonds, Ltd..............................   178,681       77,331

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE>>
                                                         -------   ----------
UNITED KINGDOM -- (Continued)
    Petrofac, Ltd.......................................  96,522   $  695,649
*   Petropavlovsk P.L.C................................. 595,412       62,874
    Pets at Home Group P.L.C............................ 139,344      241,144
    Phoenix Group Holdings P.L.C........................ 110,361      920,136
    Photo-Me International P.L.C........................  91,911      114,938
    Polypipe Group P.L.C................................  58,035      301,013
    Porvair P.L.C.......................................   3,597       21,729
*   Premier Foods P.L.C................................. 224,318      117,882
*   Premier Oil P.L.C................................... 266,330      258,101
*   Provident Financial P.L.C...........................  34,288      236,553
    Prudential P.L.C., ADR..............................  30,236    1,192,508
    PZ Cussons P.L.C....................................  49,336      115,998
    Quilter P.L.C....................................... 279,465      450,389
    Rathbone Brothers P.L.C.............................   6,232      189,169
*   Raven Property Group, Ltd...........................  45,460       26,192
    Reach P.L.C.........................................  64,538       49,832
    Redrow P.L.C........................................  81,108      618,536
#   RELX P.L.C., Sponsored ADR..........................  40,597      900,434
    RELX P.L.C..........................................  22,194      490,499
    Renewi P.L.C........................................  74,274       24,880
    Renishaw P.L.C......................................  12,409      760,817
*   Renold P.L.C........................................   9,728        3,708
    Rentokil Initial P.L.C.............................. 294,780    1,301,789
    Rhi Magnesita NV....................................   3,146      174,540
    Rhi Magnesita NV....................................   3,276      183,368
    Ricardo P.L.C.......................................   7,238       58,732
    Rightmove P.L.C..................................... 147,870      915,668
    Rio Tinto P.L.C.....................................  24,424    1,351,188
#   Rio Tinto P.L.C., Sponsored ADR.....................  67,897    3,820,564
    Robert Walters P.L.C................................  10,939       75,357
    Rolls-Royce Holdings P.L.C.......................... 124,927    1,452,081
    Rotork P.L.C........................................ 264,948      956,301
    Royal Bank of Scotland Group P.L.C..................  16,278       51,637
#   Royal Bank of Scotland Group P.L.C., Sponsored ADR..  97,140      624,610
    Royal Dutch Shell P.L.C., Class A...................  55,365    1,716,349
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A....  71,937    4,440,671
#   Royal Dutch Shell P.L.C., Sponsored ADR, Class B....  79,041    4,963,775
    Royal Dutch Shell P.L.C., Class B...................   6,426      199,524
    Royal Mail P.L.C.................................... 120,943      426,133
    RPC Group P.L.C..................................... 114,915    1,196,523
    RPS Group P.L.C.....................................  25,396       44,599
    RSA Insurance Group P.L.C........................... 127,976      862,917
    S&U P.L.C...........................................     377       10,314
    Saga P.L.C.......................................... 249,433      356,755
    Savills P.L.C.......................................  44,487      486,159
    Schroders P.L.C.....................................  11,881      407,566
    Schroders P.L.C.....................................   4,208      113,787
    SDL P.L.C...........................................   5,135       37,023
    Senior P.L.C........................................ 113,041      335,619
    Severfield P.L.C....................................  44,779       41,770
    Severn Trent P.L.C..................................  22,751      597,833
    SIG P.L.C........................................... 102,573      160,548
#   Smith & Nephew P.L.C., Sponsored ADR................     750       28,545
    Smith & Nephew P.L.C................................  58,810    1,107,904
    Smiths Group P.L.C..................................  55,901    1,061,530
    Soco International P.L.C............................  69,861       67,585
    Softcat P.L.C.......................................  23,174      211,828
    Spectris P.L.C......................................  18,058      616,494
    Speedy Hire P.L.C...................................  79,422       61,290

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
UNITED KINGDOM -- (Continued)
    Spirax-Sarco Engineering P.L.C.......................     7,791 $    655,227
    Spirent Communications P.L.C.........................   104,099      201,445
*   Sports Direct International P.L.C....................    63,857      233,432
    SSE P.L.C............................................    86,654    1,332,134
    SSP Group P.L.C......................................    90,049      788,162
    St James's Place P.L.C...............................    85,288    1,051,274
    St. Modwen Properties P.L.C..........................    55,601      299,408
    Stagecoach Group P.L.C...............................   178,513      363,815
    Standard Chartered P.L.C.............................   266,810    2,151,852
    Standard Life Aberdeen P.L.C.........................   135,278      447,226
    SThree P.L.C.........................................    31,635      113,715
    Stobart Group, Ltd...................................    27,165       54,587
    STV Group P.L.C......................................       100          441
    Superdry P.L.C.......................................     9,884       67,019
    Synthomer P.L.C......................................    79,984      376,273
    TalkTalk Telecom Group P.L.C.........................    66,529       97,532
    Tarsus Group P.L.C...................................     8,917       29,569
    Tate & Lyle P.L.C....................................   137,880    1,244,614
    Taylor Wimpey P.L.C..................................   910,215    1,973,572
    Ted Baker P.L.C......................................     5,139      126,417
    Telecom Plus P.L.C...................................    21,210      392,795
    Tesco P.L.C..........................................   775,122    2,269,124
    Thomas Cook Group P.L.C..............................   265,125      120,780
    Topps Tiles P.L.C....................................    50,076       43,368
    TP ICAP P.L.C........................................   109,460      452,563
    Travis Perkins P.L.C.................................    89,258    1,434,677
    Trifast P.L.C........................................     6,091       15,157
    TT Electronics P.L.C.................................    27,053       72,867
    TUI AG...............................................    20,624      312,275
*   Tullow Oil P.L.C.....................................   516,616    1,387,259
    Tyman P.L.C..........................................     2,416        7,361
    U & I Group P.L.C....................................    38,659      102,904
    UDG Healthcare P.L.C.................................     9,433       71,813
    Unilever P.L.C., Sponsored ADR.......................    33,461    1,760,049
    Unilever P.L.C.......................................     3,266      171,576
    United Utilities Group P.L.C.........................    65,416      715,457
    Urban & Civic P.L.C..................................     3,016       11,089
*   Vectura Group P.L.C..................................   181,070      176,155
    Vesuvius P.L.C.......................................    38,404      283,627
    Victrex P.L.C........................................    26,311      790,073
    Vitec Group P.L.C. (The).............................     5,838       88,983
    Vodafone Group P.L.C................................. 1,288,510    2,349,962
    Volution Group P.L.C.................................     9,901       20,492
    Vp P.L.C.............................................     2,866       37,883
    Weir Group P.L.C (The)...............................     5,608      110,980
    WH Smith P.L.C.......................................    18,911      485,443
    Whitbread P.L.C......................................     9,776      626,399
    Wilmington PL.C......................................     1,608        3,937
    Wincanton P.L.C......................................    21,985       69,275
*   Wizz Air Holdings P.L.C..............................     2,207       87,642
    Wm Morrison Supermarkets P.L.C.......................   368,025    1,131,735
    WPP P.L.C............................................   147,315    1,685,800
    Xaar P.L.C...........................................     5,723       11,259
    XP Power, Ltd........................................     1,423       38,245
                                                                    ------------
TOTAL UNITED KINGDOM.....................................            197,856,642
                                                                    ------------
UNITED STATES -- (0.0%)
    International Flavors & Fragrances, Inc..............       248       34,778

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES      VALUE>>
                                                            --------- --------------
UNITED STATES -- (Continued)
*     Linde P.L.C..........................................     1,313 $      212,955
                                                                      --------------
TOTAL UNITED STATES........................................                  247,733
                                                                      --------------
TOTAL COMMON STOCKS........................................            1,177,624,389
                                                                      --------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Biotest AG...........................................     1,499         39,509
      Draegerwerk AG & Co. KGaA............................     2,339        129,895
      Fuchs Petrolub SE....................................     9,834        461,314
      Henkel AG & Co. KGaA.................................     2,584        251,511
      Jungheinrich AG......................................    17,915        543,759
      Sartorius AG.........................................     3,661        549,571
      STO SE & Co. KGaA....................................       443         43,869
                                                                      --------------
TOTAL GERMANY..............................................                2,019,428
                                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
CANADA -- (0.0%)
*     Tervita Corp. Warrants 07/19/20......................       159             19
                                                                      --------------
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 04/16/23...............   155,491              0
                                                                      --------------
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios SA
        Rights 02/05/19....................................    21,724         11,923
                                                                      --------------
SWEDEN -- (0.0%)
*     AddLife AB Rights 02/15/19...........................     2,437          2,964
                                                                      --------------
TOTAL RIGHTS/WARRANTS......................................                   14,906
                                                                      --------------
TOTAL INVESTMENT SECURITIES................................            1,179,658,723
                                                                      --------------

                                                                         VALUE+
                                                                      --------------
SECURITIES LENDING COLLATERAL -- (4.5%)
@(S)  DFA Short Term Investment Fund....................... 4,823,919     55,817,563
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,228,418,580)^^..................................           $1,235,476,286
                                                                      ==============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                 LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                               ------------ ----------- ------- ------------
Common Stocks
   Australia.................. $    493,635 $78,045,282   --    $ 78,538,917
   Austria....................           --   6,873,927   --       6,873,927
   Belgium....................      242,949  10,845,671   --      11,088,620
   Canada.....................  125,062,364      74,712   --     125,137,076
   Denmark....................           --  15,700,386   --      15,700,386
   Finland....................           --  18,317,808   --      18,317,808
   France.....................      158,687  94,338,734   --      94,497,421
   Germany....................    1,895,778  74,636,413   --      76,532,191
   Hong Kong..................        3,670  36,529,723   --      36,533,393
   Ireland....................    2,299,125   6,039,285   --       8,338,410

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                 LEVEL 1         LEVEL 2     LEVEL 3     TOTAL
                               ------------   -------------- ------- --------------
   Israel..................... $    463,657   $    9,479,339   --    $    9,942,996
   Italy......................    1,656,213       32,608,996   --        34,265,209
   Japan......................       23,303      274,004,074   --       274,027,377
   Netherlands................    5,240,892       30,324,762   --        35,565,654
   New Zealand................       65,569        6,137,898   --         6,203,467
   Norway.....................       70,641       13,403,392   --        13,474,033
   Portugal...................           --        3,536,525   --         3,536,525
   Singapore..................           --       14,427,355   --        14,427,355
   South Africa...............           --          299,255   --           299,255
   Spain......................       18,732       31,872,766   --        31,891,498
   Sweden.....................      189,177       30,797,292   --        30,986,469
   Switzerland................    3,076,562       50,265,465   --        53,342,027
   United Kingdom.............   41,185,129      156,671,513   --       197,856,642
   United States..............      212,955           34,778   --           247,733
Preferred Stocks
   Germany....................           --        2,019,428   --         2,019,428
Rights/Warrants
   Canada.....................           --               19   --                19
   Spain......................           --           11,923   --            11,923
   Sweden.....................           --            2,964   --             2,964
Securities Lending
  Collateral..................           --       55,817,563   --        55,817,563
                               ------------   --------------   --    --------------
TOTAL......................... $182,359,038   $1,053,117,248   --    $1,235,476,286
                               ============   ==============   ==    ==============

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                          SHARES   VALUE>>
                                                          ------- ----------
COMMON STOCKS -- (96.1%)
BRAZIL -- (7.6%)
    AES Tiete Energia SA................................. 138,315 $  442,155
    AES Tiete Energia SA.................................      60         39
    Aliansce Shopping Centers SA.........................  48,225    268,753
*   Alliar Medicos A Frente SA...........................  24,800    106,764
    Alupar Investimento SA...............................  69,525    411,022
    Anima Holding SA.....................................  15,000     82,981
    Arezzo Industria e Comercio SA.......................  28,528    430,265
    Atacadao Distribuicao Comercio e Industria, Ltd...... 138,600    759,891
*   Azul SA, ADR.........................................  19,031    575,688
    B3 SA - Brasil Bolsa Balcao.......................... 245,288  2,118,303
    Banco Bradesco SA, ADR............................... 361,907  4,494,884
    Banco Bradesco SA.................................... 186,312  2,058,120
    Banco BTG Pactual SA.................................  17,599    142,856
    Banco do Brasil SA................................... 121,774  1,732,836
    Banco Santander Brasil SA............................  63,632    839,269
    BB Seguridade Participacoes SA....................... 197,222  1,679,871
    BR Malls Participacoes SA............................ 370,037  1,476,569
    BR Properties SA.....................................  61,600    148,679
    BrasilAgro - Co. Brasileira de Propriedades
      Agricolas..........................................  20,100     88,686
    Braskem SA, Sponsored ADR............................  32,252    919,182
*   BRF SA............................................... 167,049  1,078,586
    CCR SA............................................... 702,026  2,865,639
*   Centrais Eletricas Brasileiras SA....................  69,282    711,450
    Cia de Locacao das Americas..........................  33,707    373,304
    Cia de Saneamento Basico do Estado de Sao Paulo......  97,536  1,162,050
    Cia de Saneamento Basico do Estado de Sao Paulo,
       ADR...............................................  37,154    440,275
    Cia de Saneamento de Minas Gerais-COPASA.............  35,720    584,161
    Cia de Saneamento do Parana..........................  56,950  1,156,621
    Cia Energetica de Minas Gerais.......................  82,808    368,725
    Cia Paranaense de Energia............................  11,200    101,526
*   Cia Siderurgica Nacional SA, Sponsored ADR........... 356,608    994,936
*   Cia Siderurgica Nacional SA.......................... 105,800    296,131
    Cielo SA............................................. 326,777  1,070,189
    Construtora Tenda SA.................................  28,598    290,181
*   Cosan Logistica SA................................... 121,127    533,518
    Cosan SA.............................................  75,097    914,606
    CSU Cardsystem SA....................................  18,500     37,433
    CVC Brasil Operadora e Agencia de Viagens SA.........  77,329  1,358,111
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes...................................... 173,968    811,826
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes......................................   2,400      7,509
    Direcional Engenharia SA.............................  56,300    142,097
    Duratex SA........................................... 223,195    749,263
    EcoRodovias Infraestrutura e Logistica SA............ 151,036    472,002
    EDP - Energias do Brasil SA.......................... 170,612    786,223
    Embraer SA, Sponsored ADR............................  64,174  1,365,623
    Energisa SA..........................................  98,855  1,130,679
*   Eneva SA.............................................  71,428    362,724
    Engie Brasil Energia SA..............................  80,311    922,358
    Equatorial Energia SA................................  96,763  2,339,491
    Estacio Participacoes SA............................. 132,179  1,127,816
*   Even Construtora e Incorporadora SA..................  99,900    184,378
    Ez Tec Empreendimentos e Participacoes SA............  38,681    293,840
    Fleury SA............................................ 107,360    656,252
    Fras-Le SA...........................................   7,800     11,336
*   Gafisa SA............................................  24,952     96,490

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES   VALUE>>
                                                          ------- ----------
BRAZIL -- (Continued)
*   Gafisa SA, ADR.......................................       1 $        7
#   Gerdau SA, Sponsored ADR.............................  17,483     75,701
    Gerdau SA............................................  33,967    118,312
*   Gol Linhas Aereas Inteligentes SA, ADR...............  37,639    510,754
    Grendene SA..........................................  70,115    175,789
    Guararapes Confeccoes SA.............................   5,217    224,896
*   Helbor Empreendimentos SA............................  68,424     31,154
    Industrias Romi SA...................................   6,200     17,000
    International Meal Co. Alimentacao SA, Class A....... 103,900    189,428
    Iochpe-Maxion SA.....................................  83,900    514,266
    Itau Unibanco Holding SA............................. 133,539  1,203,585
    JBS SA............................................... 606,735  2,512,047
*   JHSF Participacoes SA................................  99,000     50,794
    JSL SA...............................................  45,100    111,163
*   Kepler Weber SA......................................   9,972     41,042
    Klabin SA............................................ 370,819  1,889,936
    Kroton Educacional SA................................ 623,123  1,954,128
    Light SA.............................................  47,598    260,319
    Localiza Rent a Car SA............................... 204,494  1,869,575
*   LOG Commercial Properties e Participacoes SA.........  12,282     64,825
    Lojas Americanas SA..................................  33,288    142,985
    Lojas Renner SA...................................... 278,196  3,476,155
    M Dias Branco SA.....................................  14,500    189,334
    Magazine Luiza SA....................................  30,100  1,479,743
    Mahle-Metal Leve SA..................................  33,737    248,881
    Marcopolo SA.........................................  88,100     78,522
*   Marcopolo SA.........................................  10,375     11,606
*   Marisa Lojas SA......................................  39,471     67,708
*   Mills Estruturas e Servicos de Engenharia SA.........  69,900    106,560
    Movida Participacoes SA..............................  57,163    155,687
    MRV Engenharia e Participacoes SA.................... 170,227    700,640
    Multiplus SA.........................................  35,900    255,991
    Natura Cosmeticos SA................................. 114,300  1,486,481
    Odontoprev SA........................................ 160,832    721,245
*   Paranapanema SA...................................... 166,014     62,854
*   Petro Rio SA.........................................   4,500    142,001
    Petroleo Brasileiro SA, Sponsored ADR................ 176,992  2,502,667
    Petroleo Brasileiro SA, Sponsored ADR................ 205,156  3,344,043
    Petroleo Brasileiro SA............................... 645,442  5,235,871
    Porto Seguro SA......................................  68,391  1,051,644
    Portobello SA........................................  82,900    131,200
*   Profarma Distribuidora de Produtos Farmaceuticos SA..  16,726     19,148
    QGEP Participacoes SA................................  55,700    184,252
    Qualicorp Consultoria e Corretora de Seguros SA...... 157,933    686,595
    Raia Drogasil SA.....................................  99,113  1,686,269
    Restoque Comercio e Confeccoes de Roupas SA..........   7,614     73,657
*   Rumo SA.............................................. 370,126  1,995,487
    Santos Brasil Participacoes SA....................... 169,700    208,483
*   Sao Carlos Empreendimentos e Participacoes SA........   9,700     88,008
    Sao Martinho SA...................................... 120,631    636,269
    Ser Educacional SA...................................  39,285    234,898
    SLC Agricola SA......................................  34,300    416,685
    Smiles Fidelidade SA.................................  36,500    447,579
    Sonae Sierra Brasil SA...............................  14,000    114,256
*   Springs Global Participacoes SA......................  15,400     37,981
    Sul America SA....................................... 213,255  1,877,557
    Suzano Papel e Celulose SA........................... 149,754  1,887,879
*   Suzano Papel e Celulose SA, Sponsored ADR............     299      7,455
    T4F Entretenimento SA................................  18,700     40,303

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES     VALUE>>
                                                          ---------- ------------
BRAZIL -- (Continued)
*   Technos SA...........................................     37,155 $     27,513
*   Tecnisa SA...........................................     87,908       33,511
    Tegma Gestao Logistica SA............................     22,188      172,449
    Telefonica Brasil SA, ADR............................     21,869      293,045
#   TIM Participacoes SA, ADR............................     13,731      232,603
    TIM Participacoes SA.................................    191,932      652,810
    Transmissora Alianca de Energia Eletrica SA..........    161,668    1,140,688
    Tupy SA..............................................     47,700      238,415
    Ultrapar Participacoes SA............................     30,084      472,133
#   Ultrapar Participacoes SA, Sponsored ADR.............     48,711      768,660
    Unipar Carbocloro SA.................................      1,200       12,305
    Usinas Siderurgicas de Minas Gerais SA...............     29,600       93,817
    Vale SA, Sponsored ADR...............................    317,514    3,949,880
    Vale SA..............................................    904,375   11,294,315
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e........................................
    Identificacao S.A....................................     47,192      270,372
    Via Varejo SA........................................    444,672      731,334
*   Vulcabras Azaleia SA.................................     87,209      195,592
    WEG SA...............................................     60,553      312,885
    Wiz Solucoes e Corretagem de Seguros SA..............     51,600      113,921
                                                                     ------------
TOTAL BRAZIL.............................................             109,629,710
                                                                     ------------
CHILE -- (1.5%)
    AES Gener SA.........................................  1,012,657      307,102
    Aguas Andinas SA, Class A............................  1,162,882      687,267
*   Australis Seafoods SA................................    128,638       15,507
    Banco de Chile, ADR..................................     12,984      412,380
    Banco de Credito e Inversiones SA....................     12,712      906,228
    Banco Santander Chile, ADR...........................     33,740    1,091,152
    Besalco SA...........................................    194,910      188,765
    CAP SA...............................................     62,127      671,122
    Cencosud SA..........................................    559,747    1,131,165
*   Cia Pesquera Camanchaca SA...........................     88,516       10,335
*   Cia Sud Americana de Vapores SA......................  8,820,536      262,633
    Colbun SA............................................  2,229,148      506,130
    Embotelladora Andina SA, ADR, Class B................     12,656      301,213
    Empresa Nacional de Telecomunicaciones SA............     98,019      944,273
    Empresas CMPC SA.....................................    204,749      740,255
    Empresas COPEC SA....................................     58,962      809,779
    Empresas Hites SA....................................     72,367       49,923
*   Empresas La Polar SA.................................  1,322,647       63,184
    Enel Americas SA, ADR................................    213,937    2,212,103
    Enel Americas SA.....................................    917,475      187,320
    Enel Chile SA, ADR...................................    187,028    1,015,559
    Engie Energia Chile SA...............................    527,525    1,062,344
    Forus SA.............................................     40,582      122,298
    Grupo Security SA....................................    561,176      254,126
    Hortifrut SA.........................................      3,822       12,886
    Inversiones Aguas Metropolitanas SA..................    320,527      498,029
    Inversiones La Construccion SA.......................     25,930      482,433
    Itau CorpBanca....................................... 27,603,139      277,447
    Itau CorpBanca, ADR..................................      4,431       67,263
#   Latam Airlines Group SA, Sponsored ADR...............     87,901    1,024,926
    Masisa SA............................................  1,158,148       73,914
    Molibdenos y Metales SA..............................      3,068       42,102
    Multiexport Foods SA.................................    491,332      301,709
    Parque Arauco SA.....................................    262,809      721,593
    PAZ Corp. SA.........................................    103,525      165,780
    Ripley Corp. SA......................................    553,141      493,281

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
CHILE -- (Continued)
    SACI Falabella.......................................   145,629 $ 1,169,891
    Salfacorp SA.........................................   239,255     384,741
    Sigdo Koppers SA.....................................   158,684     277,066
*   SMU SA...............................................   228,828      64,351
    Sociedad Matriz SAAM SA.............................. 2,598,824     249,902
#   Sociedad Quimica y Minera de Chile SA, Sponsored ADR.    22,517     960,575
    Socovesa SA..........................................   166,772     110,664
    SONDA SA.............................................   242,411     419,682
                                                                    -----------
TOTAL CHILE..............................................            21,750,398
                                                                    -----------
CHINA -- (17.5%)
*   21Vianet Group, Inc., ADR............................    12,269     110,176
#   361 Degrees International, Ltd.......................   293,000      63,533
    3SBio, Inc...........................................   234,500     392,833
*   51job, Inc., ADR.....................................     1,270      88,443
*   58.com, Inc., ADR....................................     8,028     508,975
*   A8 New Media Group, Ltd..............................   334,000      11,735
#   AAC Technologies Holdings, Inc.......................   215,500   1,352,555
    AAG Energy Holdings, Ltd.............................    20,860       3,579
    Agile Group Holdings, Ltd............................   662,749     880,738
    Agricultural Bank of China, Ltd., Class H............ 1,969,000     932,227
    Ajisen China Holdings, Ltd...........................   175,000      49,905
*   Alibaba Group Holding, Ltd., Sponsored ADR...........    88,498  14,911,028
*   Alibaba Health Information Technology, Ltd...........   302,000     278,263
*   Alibaba Pictures Group, Ltd.......................... 2,250,000     391,046
*   Aluminum Corp. of China, Ltd., ADR...................     8,700      80,736
*   Aluminum Corp. of China, Ltd., Class H...............   774,000     285,795
    AMVIG Holdings, Ltd..................................   138,000      31,479
    Angang Steel Co., Ltd., Class H......................   424,000     318,952
#   Anhui Conch Cement Co., Ltd., Class H................   398,500   2,173,154
    Anhui Expressway Co., Ltd., Class H..................   124,000      79,163
    ANTA Sports Products, Ltd............................   291,000   1,505,331
    Anxin-China Holdings, Ltd............................   784,000       7,213
*   Aowei Holdings, Ltd..................................    78,000      18,641
    Asia Cement China Holdings Corp......................   195,000     141,067
*   Asia Television Holdings, Ltd........................   642,000      20,496
    Ausnutria Dairy Corp., Ltd...........................   126,000     144,845
*   AVIC International Holding HK, Ltd................... 1,819,171      47,772
    AVIC International Holdings, Ltd., Class H...........   100,000      52,789
    BAIC Motor Corp., Ltd., Class H......................   754,000     492,040
*   Baidu, Inc., Sponsored ADR...........................    21,241   3,666,834
    BAIOO Family Interactive, Ltd........................   216,000      11,709
    Bank of China, Ltd., Class H......................... 4,772,356   2,218,867
    Bank of Chongqing Co., Ltd., Class H.................   211,000     127,479
    Bank of Communications Co., Ltd., Class H............   618,580     525,828
    Bank of Tianjin Co., Ltd., Class H...................    20,500      11,865
*   Baoye Group Co., Ltd., Class H.......................    78,000      44,027
    BBI Life Sciences Corp...............................    52,500      14,789
#   BBMG Corp., Class H..................................   597,282     204,899
    Beijing Capital International Airport Co., Ltd.,
      Class H............................................   512,000     480,259
    Beijing Capital Land, Ltd., Class H..................   330,000     137,682
*   Beijing Enterprises Clean Energy Group, Ltd.......... 5,400,000      83,443
*   Beijing Enterprises Medical & Health Group, Ltd...... 1,494,000      45,996
    Beijing Enterprises Water Group, Ltd................. 1,046,000     605,680
#*  Beijing Gas Blue Sky Holdings, Ltd................... 1,496,000      47,199
    Beijing Jingneng Clean Energy Co., Ltd., Class H.....   482,000     105,268
    Beijing North Star Co., Ltd., Class H................   350,000     102,895
*   Beijing Properties Holdings, Ltd.....................   636,000      21,061

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
CHINA -- (Continued)
#   Beijing Urban Construction Design & Development
      Group Co., Ltd.,...................................
    Class H..............................................    125,000 $    49,601
#   Best Pacific International Holdings, Ltd.............    134,000      32,323
    BII Railway Transportation Technology Holdings Co.,
      Ltd................................................    116,000       8,906
#*  Bitauto Holdings, Ltd., ADR..........................      7,217     140,154
    Bosideng International Holdings, Ltd.................    798,000     152,674
*   Boyaa Interactive International, Ltd.................    145,000      29,229
#   Brilliance China Automotive Holdings, Ltd............    848,000     802,912
    BYD Electronic International Co., Ltd................    251,000     310,998
#   C C Land Holdings, Ltd...............................    717,187     165,923
*   C.banner International Holdings, Ltd.................    537,000      29,589
    Cabbeen Fashion, Ltd.................................     64,000      16,170
#   Canvest Environmental Protection Group Co., Ltd......    148,000      77,162
*   Capital Environment Holdings, Ltd....................  1,364,000      30,911
*   CAR, Inc.............................................    276,000     229,998
#*  Carnival Group International Holdings, Ltd...........  2,500,000      37,246
    Carrianna Group Holdings Co., Ltd....................    248,000      28,181
*   CECEP COSTIN New Materials Group, Ltd................    186,000       2,667
    Central China Real Estate, Ltd.......................    271,194     117,130
#   Central China Securities Co., Ltd., Class H..........    247,000      56,874
*   Century Sunshine Group Holdings, Ltd.................    680,000      17,037
*   CGN Meiya Power Holdings Co., Ltd....................    440,000      61,620
    CGN Power Co., Ltd., Class H.........................  1,060,000     277,388
    Changshouhua Food Co., Ltd...........................    110,000      46,594
    Changyou.com, Ltd., ADR..............................      6,650     134,662
#   Chaowei Power Holdings, Ltd..........................    282,000     109,025
*   Cheetah Mobile, Inc., ADR............................      9,953      67,382
*   Chiho Environmental Group, Ltd.......................     72,000      13,774
    China Aerospace International Holdings, Ltd..........    840,000      59,036
    China Agri-Industries Holdings, Ltd..................    723,800     257,697
    China Aircraft Leasing Group Holdings, Ltd...........     85,500      91,884
    China All Access Holdings, Ltd.......................    266,000      12,257
#   China Animation Characters Co., Ltd..................     99,000      32,131
    China Aoyuan Group, Ltd..............................    397,000     304,361
*   China Beidahuang Industry Group Holdings, Ltd........    528,000       9,601
    China BlueChemical, Ltd., Class H....................    515,143     167,950
#*  China Chengtong Development Group, Ltd...............  1,142,000      26,291
    China Cinda Asset Management Co., Ltd., Class H......  1,772,000     458,532
    China CITIC Bank Corp., Ltd., Class H................    913,000     594,814
    China Coal Energy Co., Ltd., Class H.................    497,000     209,943
    China Communications Services Corp., Ltd., Class H...    422,800     396,933
    China Conch Venture Holdings, Ltd....................    210,500     703,991
    China Construction Bank Corp., Class H............... 11,738,990  10,574,496
    China Datang Corp. Renewable Power Co., Ltd.,
       Class H...........................................    690,000      84,715
    China Distance Education Holdings, Ltd., ADR.........      6,004      42,268
    China Dongxiang Group Co., Ltd.......................  1,173,000     178,303
#*  China Dynamics Holdings, Ltd.........................    980,000      12,482
    China Eastern Airlines Corp., Ltd., Class H..........    562,000     346,131
    China Electronics Huada Technology Co., Ltd..........    162,000      14,105
#   China Electronics Optics Valley Union Holding Co.,
      Ltd................................................    368,000      23,281
#*  China Energine International Holdings, Ltd...........    236,000       5,756
    China Energy Engineering Corp., Ltd., Class H........    320,000      38,812
    China Everbright Bank Co., Ltd., Class H.............    290,000     139,993
    China Everbright International, Ltd..................    560,592     566,100
    China Everbright, Ltd................................    308,000     581,220
#   China Evergrande Group...............................    701,000   2,211,064
*   China Fiber Optic Network System Group, Ltd..........    396,000      14,130
    China Financial Services Holdings, Ltd...............    182,000      12,464
#   China Foods, Ltd.....................................    344,000     139,409

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
#   China Galaxy Securities Co., Ltd., Class H...........   737,500 $  382,732
#   China Gas Holdings, Ltd..............................   387,800  1,237,861
*   China Glass Holdings, Ltd............................   200,000     13,572
*   China Greenfresh Group Co., Ltd......................   158,000     20,130
#   China Greenland Broad Greenstate Group Co., Ltd......   184,000     12,633
    China Hanking Holdings, Ltd..........................   191,000     24,672
#   China Harmony New Energy Auto Holding, Ltd...........   305,000    118,728
*   China High Precision Automation Group, Ltd...........    73,000      2,128
#   China High Speed Transmission Equipment Group Co.,
      Ltd................................................   148,000    152,962
    China Hongqiao Group, Ltd............................   488,000    311,920
    China Huarong Asset Management Co., Ltd., Class H.... 4,235,000    862,325
*   China Huishan Dairy Holdings Co., Ltd................   231,000     12,364
*   China Huiyuan Juice Group, Ltd.......................   159,000      7,675
    China International Capital Corp., Ltd., Class H.....   194,800    390,573
    China International Marine Containers Group Co.,
      Ltd., Class H......................................   143,000    153,240
*   China ITS Holdings Co., Ltd..........................   164,000      4,182
    China Jinmao Holdings Group, Ltd..................... 1,123,120    570,115
    China Lesso Group Holdings, Ltd......................   406,000    227,296
    China Life Insurance Co., Ltd., ADR..................    43,404    535,171
    China Life Insurance Co., Ltd., Class H..............   318,000    789,663
    China Lilang, Ltd....................................   161,000    142,580
*   China Logistics Property Holdings Co., Ltd...........   122,000     34,085
*   China Longevity Group Co., Ltd.......................    30,000        983
    China Longyuan Power Group Corp., Ltd., Class H......   694,000    519,531
    China Maple Leaf Educational Systems, Ltd............   192,000     82,905
    China Medical System Holdings, Ltd...................   456,000    474,564
    China Meidong Auto Holdings, Ltd.....................   182,000     69,513
    China Mengniu Dairy Co., Ltd.........................   177,000    548,233
    China Merchants Bank Co., Ltd., Class H..............   799,598  3,525,229
    China Merchants Land, Ltd............................   584,000     96,392
#   China Merchants Port Holdings Co., Ltd...............   295,731    586,416
#   China Merchants Securities Co., Ltd., Class H........    48,400     66,426
*   China Metal Resources Utilization, Ltd...............   184,000    102,124
    China Minsheng Banking Corp., Ltd., Class H..........   696,020    533,210
    China Mobile, Ltd....................................   578,500  6,084,278
    China Mobile, Ltd., Sponsored ADR....................   155,765  8,172,990
*   China Modern Dairy Holdings, Ltd.....................   526,000     63,659
    China Molybdenum Co., Ltd., Class H.................. 1,008,000    410,657
    China New Town Development Co., Ltd..................   416,254     10,009
    China NT Pharma Group Co., Ltd.......................   198,000     18,240
*   China Nuclear Energy Technology Corp., Ltd...........   114,000      9,449
#*  China Oceanwide Holdings, Ltd........................   728,000     33,936
    China Oil & Gas Group, Ltd........................... 1,990,000    134,945
    China Oilfield Services, Ltd., Class H...............   404,000    400,342
    China Oriental Group Co., Ltd........................   450,000    304,454
    China Overseas Grand Oceans Group, Ltd...............   591,250    228,768
    China Overseas Land & Investment, Ltd................ 1,118,000  4,217,242
    China Overseas Property Holdings, Ltd................   602,000    209,221
    China Pacific Insurance Group Co., Ltd., Class H.....   369,600  1,301,518
*   China Pioneer Pharma Holdings, Ltd...................   119,000     15,496
#   China Power Clean Energy Development Co., Ltd........   150,000     52,926
    China Power International Development, Ltd...........   942,999    243,339
*   China Properties Group, Ltd..........................   128,000     18,575
    China Railway Signal & Communication Corp., Ltd.,
      Class H............................................   339,000    269,021
    China Reinsurance Group Corp., Class H............... 1,235,000    279,083
    China Resources Cement Holdings, Ltd.................   712,000    723,123
    China Resources Land, Ltd............................   762,222  2,974,011
    China Resources Power Holdings Co., Ltd..............   403,903    809,556
*   China Ruifeng Renewable Energy Holdings, Ltd.........   288,000     18,732

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
*   China Rundong Auto Group, Ltd........................    23,000 $    8,782
*   China Sandi Holdings, Ltd............................   240,000     17,493
    China Sanjiang Fine Chemicals Co., Ltd...............   342,000     81,339
    China SCE Group Holdings, Ltd........................   721,600    298,096
#*  China Shengmu Organic Milk, Ltd......................   716,000     31,560
    China Shenhua Energy Co., Ltd., Class H..............   696,884  1,773,619
    China Shineway Pharmaceutical Group, Ltd.............    89,000    104,402
#*  China Silver Group, Ltd..............................   542,000     53,474
#   China Singyes Solar Technologies Holdings, Ltd.......   209,999     27,392
    China South City Holdings, Ltd....................... 1,426,000    215,337
    China Southern Airlines Co., Ltd., Sponsored ADR.....     6,230    223,470
    China Southern Airlines Co., Ltd., Class H...........   314,000    225,012
    China State Construction International Holdings,
       Ltd...............................................   585,408    558,114
    China Sunshine Paper Holdings Co., Ltd...............    91,000     16,201
    China Suntien Green Energy Corp., Ltd., Class H......   647,000    176,467
*   China Taifeng Beddings Holdings, Ltd.................   134,000      3,458
    China Taiping Insurance Holdings Co., Ltd............   424,212  1,171,049
#   China Telecom Corp., Ltd., ADR.......................    16,175    882,670
    China Telecom Corp., Ltd., Class H...................   302,000    163,962
    China Tian Lun Gas Holdings, Ltd.....................    79,500     79,846
#*  China Tianrui Group Cement Co., Ltd..................    13,000     11,017
    China Traditional Chinese Medicine Holdings Co.,
       Ltd...............................................   510,000    332,889
    China Travel International Investment Hong Kong,
       Ltd...............................................   596,000    172,600
    China Unicom Hong Kong, Ltd.......................... 1,424,000  1,631,160
    China Unicom Hong Kong, Ltd., ADR....................    89,553  1,032,546
    China Vanke Co., Ltd., Class H.......................   369,900  1,499,979
    China Vast Industrial Urban Development Co., Ltd.....   139,000     57,295
    China Water Affairs Group, Ltd.......................   296,000    314,848
#*  China Water Industry Group, Ltd......................   236,000     42,745
    China Wood Optimization Holding, Ltd.................    44,000     11,380
    China XLX Fertiliser, Ltd............................   127,000     45,832
*   China Yurun Food Group, Ltd..........................   179,000     25,202
    China ZhengTong Auto Services Holdings, Ltd..........   442,500    234,988
    China Zhongwang Holdings, Ltd........................   519,518    261,238
    Chinasoft International, Ltd.........................   532,000    262,894
    Chongqing Machinery & Electric Co., Ltd., Class H....   476,000     35,221
    Chongqing Rural Commercial Bank Co., Ltd., Class H...   715,000    415,342
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd......................................    92,000      7,179
    Chu Kong Shipping Enterprise Group Co., Ltd..........   132,000     30,009
    CIFI Holdings Group Co., Ltd......................... 1,354,000    895,888
    CIMC Enric Holdings, Ltd.............................   158,000    137,660
*   CIMC-TianDa Holdings Co., Ltd........................   380,000     11,432
*   CITIC Dameng Holdings, Ltd...........................   235,000     12,310
    CITIC Resources Holdings, Ltd........................ 1,070,000     94,604
    CITIC Securities Co., Ltd., Class H..................   217,500    445,264
    CITIC, Ltd...........................................   409,433    620,236
    Citychamp Watch & Jewellery Group, Ltd...............   668,000    140,569
    Clear Media, Ltd.....................................    24,000     22,731
    CNOOC, Ltd........................................... 2,970,000  4,964,116
    CNOOC, Ltd., Sponsored ADR...........................    11,570  1,935,545
#*  COFCO Meat Holdings, Ltd.............................   229,000     44,915
#*  Cogobuy Group........................................   185,000     68,714
#   Colour Life Services Group Co., Ltd..................   153,000     86,410
*   Comba Telecom Systems Holdings, Ltd..................   524,533    121,021
    Concord New Energy Group, Ltd........................ 1,644,648     69,343
#   Consun Pharmaceutical Group, Ltd.....................   165,000    124,418
*   Coolpad Group, Ltd...................................   970,160     79,359
    COSCO SHIPPING Ports, Ltd............................   533,921    557,294
*   Coslight Technology International Group Co., Ltd.....    36,000     14,044

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
#   Cosmo Lady China Holdings Co., Ltd...................   176,000 $   61,702
    Country Garden Holdings Co., Ltd..................... 2,194,000  3,118,755
*   Country Garden Services Holdings Co., Ltd............   310,287    480,666
    CP Pokphand Co., Ltd................................. 1,652,000    132,948
#   CPMC Holdings, Ltd...................................   197,000     94,106
    CRCC High-Tech Equipment Corp., Ltd., Class H........   162,500     41,878
    CSC Financial Co., Ltd., Class H.....................    99,000     73,155
*   CSMall Group, Ltd....................................   125,733     17,822
    CSPC Pharmaceutical Group, Ltd.......................   778,000  1,342,199
*   CSSC Offshore and Marine Engineering Group Co.,
      Ltd., Class H......................................    68,000     53,673
#   CT Environmental Group, Ltd..........................   882,000     43,422
*   Ctrip.com International, Ltd., ADR...................    36,810  1,225,773
#*  CWT International, Ltd...............................   960,000     16,424
*   DaChan Food Asia, Ltd................................    57,000      2,820
    Dah Chong Hong Holdings, Ltd.........................   303,000    111,752
    Dali Foods Group Co., Ltd............................   603,000    411,360
    Dalian Port PDA Co., Ltd., Class H...................   266,799     35,419
*   Daphne International Holdings, Ltd...................   418,000     13,259
    Datang International Power Generation Co., Ltd.,
      Class H............................................   644,000    168,073
    Dawnrays Pharmaceutical Holdings, Ltd................   248,000     49,710
*   DBA Telecommunication Asia Holdings, Ltd.............   112,000      5,432
*   Differ Group Holding Co., Ltd........................   702,000     43,835
*   Digital China Holdings, Ltd..........................   244,250    117,797
*   Dongfang Electric Corp., Ltd., Class H...............   109,600     81,924
#   Dongjiang Environmental Co., Ltd., Class H...........    80,800     84,880
    Dongyue Group, Ltd...................................   480,000    307,980
    E-Commodities Holdings, Ltd..........................   600,000     31,455
#*  eHi Car Services, Ltd., Sponsored ADR................     1,400     14,686
    Embry Holdings, Ltd..................................    14,000      4,143
    ENN Energy Holdings, Ltd.............................   140,800  1,348,534
#   Essex Bio-technology, Ltd............................    68,000     44,678
    EVA Precision Industrial Holdings, Ltd...............   184,000     17,637
    Everbright Securities Co., Ltd., Class H.............    79,200     70,850
    Fantasia Holdings Group Co., Ltd.....................   583,500     85,146
    Far East Horizon, Ltd................................   823,000    850,754
*   FDG Electric Vehicles, Ltd........................... 3,680,000     25,919
#*  First Tractor Co., Ltd., Class H.....................   154,000     37,647
*   Forgame Holdings, Ltd................................     4,800      2,443
    Fu Shou Yuan International Group, Ltd................   208,000    170,558
#   Fufeng Group, Ltd....................................   667,400    296,889
#*  Fuguiniao Co., Ltd., Class H.........................    51,000      4,728
#   Fullshare Holdings, Ltd.............................. 1,097,482    249,329
    Future Land Development Holdings, Ltd................   708,000    599,937
    Fuyao Glass Industry Group Co., Ltd., Class H........   132,400    461,758
#*  GCL New Energy Holdings, Ltd......................... 1,132,000     46,896
#*  GCL-Poly Energy Holdings, Ltd........................ 5,026,000    398,972
    Gemdale Properties & Investment Corp., Ltd........... 1,552,000    163,094
    Genertec Universal Medical Group Co., Ltd............   362,000    292,322
#*  Genscript Biotech Corp...............................   118,000    182,982
    GF Securities Co., Ltd., Class H.....................   151,000    216,907
*   Glorious Property Holdings, Ltd...................... 1,043,000     50,383
    Golden Eagle Retail Group, Ltd.......................   169,000    178,948
    Goldlion Holdings, Ltd...............................    92,152     38,021
    Goldpac Group, Ltd...................................    85,000     21,772
#*  GOME Retail Holdings, Ltd............................ 4,092,940    356,259
    Good Friend International Holdings, Inc..............    22,000      4,640
#   Grand Baoxin Auto Group, Ltd.........................   266,823     82,257
    Greatview Aseptic Packaging Co., Ltd.................   326,000    207,200
    Greenland Hong Kong Holdings, Ltd....................   384,000    112,187

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
    Greentown China Holdings, Ltd........................   373,500 $  334,066
    Greentown Service Group Co., Ltd.....................   328,000    300,182
    Guangdong Investment, Ltd............................   324,000    618,736
*   Guangdong Land Holdings, Ltd.........................   142,000     34,421
    Guangdong Yueyun Transportation Co., Ltd., Class H...    50,000     18,696
    Guangshen Railway Co., Ltd., Sponsored ADR...........     6,196    128,133
    Guangshen Railway Co., Ltd., Class H.................   320,000    133,142
    Guangzhou Automobile Group Co., Ltd., Class H........   328,836    357,144
    Guangzhou R&F Properties Co., Ltd., Class H..........   392,400    782,811
*   Guodian Technology & Environment Group Corp., Ltd.,
      Class H............................................   209,000      8,847
*   Guolian Securities Co., Ltd., Class H................    36,500      9,003
#   Guorui Properties, Ltd...............................   336,000     61,696
    Guotai Junan Securities Co., Ltd., Class H...........    42,200     90,307
*   Haichang Ocean Park Holdings, Ltd....................   419,000     86,170
    Haier Electronics Group Co., Ltd.....................   270,000    775,663
#*  Hailiang Education Group, Inc., ADR..................     2,865     98,842
    Haitian International Holdings, Ltd..................   226,000    520,605
    Haitong Securities Co., Ltd., Class H................   396,800    449,130
*   Hanergy Thin Film Power Group, Ltd................... 1,016,000    647,369
    Harbin Bank Co., Ltd., Class H.......................   312,000     70,554
#*  HC Group, Inc........................................   156,500     91,678
*   Health and Happiness H&H International Holdings,
       Ltd...............................................    71,000    432,523
    Hengan International Group Co., Ltd..................   221,500  1,732,783
*   Hengdeli Holdings, Ltd...............................   687,200     29,811
*   HengTen Networks Group, Ltd.......................... 5,848,000    190,046
*   Hi Sun Technology China, Ltd.........................   600,000     87,701
    Hilong Holding, Ltd..................................   346,000     35,803
    Hisense Home Appliances Group Co., Ltd., Class H.....    98,000    100,396
    HKC Holdings, Ltd....................................    42,723     37,628
*   Honghua Group, Ltd................................... 1,037,000     64,989
    Honworld Group, Ltd..................................    72,000     30,464
    Hopefluent Group Holdings, Ltd.......................    42,000     13,177
    Hopson Development Holdings, Ltd.....................   197,000    180,670
*   Hua Han Health Industry Holdings, Ltd................ 1,184,000     31,987
    Hua Hong Semiconductor, Ltd..........................   105,000    234,392
    Huadian Fuxin Energy Corp., Ltd., Class H............   782,000    177,829
    Huadian Power International Corp., Ltd., Class H.....   382,000    177,854
#   Huaneng Power International, Inc., Sponsored ADR.....     6,108    154,532
#   Huaneng Power International, Inc., Class H...........   352,000    221,247
    Huaneng Renewables Corp., Ltd., Class H.............. 1,738,000    501,187
    Huatai Securities Co., Ltd., Class H.................   150,800    282,325
    Huazhong In-Vehicle Holdings Co., Ltd................   128,000     20,905
    Huazhu Group, Ltd., ADR..............................    29,302    930,338
    Huishang Bank Corp., Ltd., Class H...................    97,900     44,947
#*  Hydoo International Holding, Ltd.....................   136,000      7,912
    IMAX China Holding, Inc..............................    60,300    154,216
    Industrial & Commercial Bank of China, Ltd.,
       Class H........................................... 4,707,017  3,656,711
    Inner Mongolia Yitai Coal Co., Ltd., Class H.........    17,400     13,219
    Inspur International, Ltd............................   104,000     50,925
*   JD.com, Inc., ADR....................................    55,231  1,372,490
#*  Jiangnan Group, Ltd..................................   488,000     24,011
    Jiangsu Expressway Co., Ltd., Class H................   270,000    390,895
    Jiangxi Copper Co., Ltd., Class H....................   298,000    378,858
    Jiayuan International Group, Ltd.....................   361,910    174,555
#*  Jinchuan Group International Resources Co., Ltd...... 1,549,000    132,872
#   Jingrui Holdings, Ltd................................   171,000     46,918
#*  JinkoSolar Holding Co., Ltd., ADR....................    10,218    170,232
    JNBY Design, Ltd.....................................    77,500    116,124
    Joy City Property, Ltd............................... 1,304,000    149,893

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
    Ju Teng International Holdings, Ltd..................   316,000 $   84,568
    Jutal Offshore Oil Services, Ltd.....................   202,000     20,919
    K Wah International Holdings, Ltd....................   225,892    124,591
*   Kai Yuan Holdings, Ltd............................... 1,320,000      9,484
    Kaisa Group Holdings, Ltd............................   898,000    288,976
    Kangda International Environmental Co., Ltd..........   250,000     29,466
#   Kasen International Holdings, Ltd....................   138,000     64,667
    Kingboard Holdings, Ltd..............................   259,900    914,522
    Kingboard Laminates Holdings, Ltd....................   390,473    404,137
    Kingdee International Software Group Co., Ltd........   211,000    203,934
    Kingsoft Corp., Ltd..................................   215,000    411,867
    Koradior Holdings, Ltd...............................    52,000     61,300
#*  KuangChi Science, Ltd................................   492,000     33,373
    Kunlun Energy Co., Ltd............................... 1,134,000  1,211,484
    KWG Group Holdings, Ltd..............................   374,830    371,061
*   Labixiaoxin Snacks Group, Ltd........................    73,000      4,608
    Lai Fung Holdings, Ltd...............................    31,500     41,111
    Launch Tech Co., Ltd., Class H.......................    39,500     29,852
    Le Saunda Holdings, Ltd..............................    92,400     10,659
    Lee & Man Chemical Co., Ltd..........................    86,000     58,750
    Lee & Man Paper Manufacturing, Ltd...................   521,000    465,992
#   Lee's Pharmaceutical Holdings, Ltd...................   104,000     84,532
    Legend Holdings Corp., Class H.......................    92,300    241,451
    Lenovo Group, Ltd.................................... 2,398,000  1,750,662
*   Leoch International Technology, Ltd..................   148,000     10,804
*   Leyou Technologies Holdings, Ltd.....................   450,000    125,471
*   Li Ning Co., Ltd.....................................   199,000    244,854
#*  Lifestyle China Group, Ltd...........................   253,000     90,091
#*  Lifetech Scientific Corp.............................   474,000    102,713
#*  Link Motion, Inc., Sponsored ADR.....................    24,777      3,813
#*  Lisi Group Holdings, Ltd.............................   102,000     11,726
    Livzon Pharmaceutical Group, Inc., Class H...........    28,132     90,565
    Logan Property Holdings Co., Ltd.....................   476,000    647,811
    Longfor Group Holdings, Ltd..........................   425,500  1,325,879
#*  LongiTech Smart Energy Holding, Ltd..................    91,500      7,933
    Lonking Holdings, Ltd................................   896,000    302,813
    Luye Pharma Group, Ltd...............................   352,500    263,386
#   LVGEM China Real Estate Investment Co., Ltd..........   184,000     51,421
    Maoye International Holdings, Ltd....................   383,000     27,415
    Min Xin Holdings, Ltd................................    66,000     44,651
*   Mingfa Group International Co., Ltd..................   374,000      2,683
    Minmetals Land, Ltd..................................   565,644    102,174
#   Minth Group, Ltd.....................................   246,000    860,731
*   MMG, Ltd.............................................   966,000    356,116
    MOBI Development Co., Ltd............................   100,000     16,368
*   Mobile Internet China Holding, Ltd...................    10,000        213
    Modern Land China Co., Ltd...........................   184,000     26,272
*   Momo, Inc., Sponsored ADR............................    45,129  1,373,275
#   Nan Hai Corp., Ltd................................... 3,500,000     76,987
#*  Nature Home Holding Co., Ltd.........................   168,000     34,099
#   NetDragon Websoft Holdings, Ltd......................    57,500    104,810
    NetEase, Inc., ADR...................................    15,030  3,786,508
#   New Century Healthcare Holding Co., Ltd..............    11,500      9,430
    New China Life Insurance Co., Ltd., Class H..........    83,200    354,239
*   New Oriental Education & Technology Group, Inc.,
      Sponsored ADR......................................    11,788    908,148
#*  New Provenance Everlasting Holdings, Ltd............. 1,640,000      6,497
*   New World Department Store China, Ltd................   209,000     48,231
    Nexteer Automotive Group, Ltd........................   343,000    519,288
    Nine Dragons Paper Holdings, Ltd.....................   659,000    673,488

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
CHINA -- (Continued)
*   Noah Holdings, Ltd., ADR.............................     3,217 $   151,199
#*  North Mining Shares Co., Ltd......................... 7,490,000      30,581
    NVC Lighting Holdings, Ltd...........................   403,000      25,576
*   O-Net Technologies Group, Ltd........................    88,000      42,674
    Orient Securities Co., Ltd., Class H.................   120,000      84,527
    Overseas Chinese Town Asia Holdings, Ltd.............   108,000      34,785
#   Ozner Water International Holding, Ltd...............   147,000      31,737
#   Pacific Online, Ltd..................................   219,000      36,056
#*  Panda Green Energy Group, Ltd........................ 1,196,000      61,464
    Parkson Retail Group, Ltd............................   380,000      36,001
    PAX Global Technology, Ltd...........................   306,000     134,199
    People's Insurance Co. Group of China, Ltd. (The),
      Class H............................................   638,000     265,056
#   Phoenix Media Investment Holdings, Ltd...............   466,000      45,288
*   Phoenix New Media, Ltd., ADR.........................     5,499      21,831
    PICC Property & Casualty Co., Ltd., Class H..........   717,582     743,100
    Ping An Insurance Group Co. of China, Ltd., Class H.. 1,086,500  10,577,684
    Poly Culture Group Corp., Ltd., Class H..............    25,300      33,099
    Poly Property Group Co., Ltd.........................   678,111     240,412
    Postal Savings Bank of China Co., Ltd., Class H......   168,000      94,543
    Pou Sheng International Holdings, Ltd................   722,687     140,101
    Powerlong Real Estate Holdings, Ltd..................   493,000     219,555
*   Prosperity International Holdings HK, Ltd............   700,000       2,677
#*  PW Medtech Group, Ltd................................   223,000      32,675
#   Q Technology Group Co., Ltd..........................    97,000      54,840
*   Qingdao Port International Co., Ltd., Class H........   237,000     147,639
    Qingling Motors Co., Ltd., Class H...................   266,000      68,568
#   Qinhuangdao Port Co., Ltd., Class H..................   128,500      28,096
*   Qinqin Foodstuffs Group Cayman Co., Ltd..............    24,300       6,763
    Qunxing Paper Holdings Co., Ltd......................   124,416       5,993
    Red Star Macalline Group Corp., Ltd., Class H........    92,807      86,869
#   Redco Group..........................................   422,000     166,750
    Regal International Airport Group Co., Ltd.,
       Class H...........................................    65,000      55,901
*   Renhe Commercial Holdings Co., Ltd................... 6,335,854     242,297
    Road King Infrastructure, Ltd........................    98,000     178,244
*   Ronshine China Holdings, Ltd.........................   208,000     249,058
*   Royale Furniture Holdings, Ltd.......................   140,000      16,276
    Sany Heavy Equipment International Holdings Co.,
       Ltd...............................................   216,000      71,878
#   Seaspan Corp.........................................    18,764     174,505
#*  Semiconductor Manufacturing International Corp.......   647,400     611,778
*   Semiconductor Manufacturing International Corp.,
       ADR...............................................    20,927      98,775
    Shandong Chenming Paper Holdings, Ltd., Class H......   158,249      92,553
    Shandong Weigao Group Medical Polymer Co., Ltd.,
      Class H............................................   428,000     358,605
    Shandong Xinhua Pharmaceutical Co., Ltd., Class H....    67,600      34,276
*   Shanghai Fudan Microelectronics Group Co., Ltd.,
      Class H............................................    46,000      46,194
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.,
      Ltd., Class H......................................    83,000      50,445
    Shanghai Haohai Biological Technology Co., Ltd.,
      Class H............................................     9,100      44,797
    Shanghai Industrial Holdings, Ltd....................   154,000     324,359
    Shanghai Industrial Urban Development Group, Ltd.....   690,000     116,726
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd., Class H......................................   522,000     132,148
#   Shanghai La Chapelle Fashion Co., Ltd., Class H......    20,000      14,361
*   Shanghai Prime Machinery Co., Ltd., Class H..........   278,000      40,195
*   Shanghai Zendai Property, Ltd........................ 2,775,000      44,712
    Shengjing Bank Co., Ltd., Class H....................    97,500      43,020
    Shenguan Holdings Group, Ltd.........................   550,000      31,093
    Shenzhen Expressway Co., Ltd., Class H...............   188,000     213,328
    Shenzhen International Holdings, Ltd.................   299,625     582,047
    Shenzhen Investment, Ltd.............................   994,987     347,076
    Shenzhou International Group Holdings, Ltd...........   146,000   1,719,201
    Shimao Property Holdings, Ltd........................   512,356   1,459,012

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
CHINA -- (Continued)
*   Shougang Concord International Enterprises Co., Ltd.. 3,138,000 $    85,526
    Shougang Fushan Resources Group, Ltd.................   850,000     180,831
    Shui On Land, Ltd.................................... 1,250,021     309,782
#*  Shunfeng International Clean Energy, Ltd.............   438,000      29,025
    Sichuan Expressway Co., Ltd., Class H................   284,000      91,095
    Sihuan Pharmaceutical Holdings Group, Ltd............   695,000     146,749
*   Silver Grant International Industries, Ltd...........   560,000     115,840
    Sino Biopharmaceutical, Ltd.......................... 1,165,000     985,518
*   Sino Oil And Gas Holdings, Ltd.......................   348,500       6,188
#*  Sinofert Holdings, Ltd...............................   796,000      93,624
#*  Sinolink Worldwide Holdings, Ltd.....................   564,000      39,783
    SinoMedia Holding, Ltd...............................   118,644      25,024
    Sino-Ocean Group Holding, Ltd........................ 1,009,003     495,936
    Sinopec Kantons Holdings, Ltd........................   354,000     162,471
    Sinopec Shanghai Petrochemical Co., Ltd., Class H.... 1,130,000     536,907
    Sinopharm Group Co., Ltd., Class H...................   154,800     691,813
    Sinosoft Technology Group, Ltd.......................   238,800      66,530
    Sinotrans, Ltd., Class H.............................   930,000     428,172
    Sinotruk Hong Kong, Ltd..............................   171,000     316,722
    Skyfame Realty Holdings, Ltd.........................   774,000     126,590
    Skyworth Digital Holdings, Ltd.......................   653,193     196,185
#*  SMI Holdings Group, Ltd..............................   323,200      72,283
*   SOHO China, Ltd......................................   645,912     262,016
*   Sohu.com, Ltd., ADR..................................     6,475     134,032
*   Southern Energy Holdings Group, Ltd..................    10,000      13,543
#*  Sparkle Roll Group, Ltd..............................   456,000      23,028
    Springland International Holdings, Ltd...............   239,000      47,896
*   SPT Energy Group, Inc................................    72,000       4,521
*   SRE Group, Ltd....................................... 2,226,857      37,006
    SSY Group, Ltd.......................................   547,719     493,576
#*  Starrise Media Holdings, Ltd.........................    70,000      12,526
    Sun Art Retail Group, Ltd............................   581,000     577,467
#   Sun King Power Electronics Group.....................    96,000      13,371
    Sunac China Holdings, Ltd............................   795,000   3,166,412
    Sunny Optical Technology Group Co., Ltd..............   151,600   1,504,505
#*  Sunshine 100 China Holdings, Ltd.....................   120,000      25,884
#   Symphony Holdings, Ltd...............................   390,000      50,822
*   TAL Education Group, ADR.............................    39,786   1,234,560
#   Tarena International, Inc., ADR......................     8,606      56,455
*   Taung Gold International, Ltd........................ 3,250,000      25,742
    TCL Electronics Holdings, Ltd........................   297,666     141,614
*   Tech Pro Technology Development, Ltd................. 1,644,000       2,682
#*  Technovator International, Ltd.......................   108,000      16,567
    Tencent Holdings, Ltd................................   675,400  30,065,149
    Tenfu Cayman Holdings Co., Ltd.......................    66,000      44,431
*   Tesson Holdings, Ltd.................................    78,000       8,792
    Texhong Textile Group, Ltd...........................   125,000     167,615
#   Tian An China Investment Co., Ltd....................   140,000      76,991
    Tian Ge Interactive Holdings, Ltd....................   199,000      82,892
#   Tian Shan Development Holding, Ltd...................   104,000      32,557
#   Tiangong International Co., Ltd......................   304,000      64,405
*   Tianjin Capital Environmental Protection Group Co.,
      Ltd., Class H......................................    80,000      31,758
    Tianjin Development Holdings, Ltd....................   124,000      44,861
    Tianjin Port Development Holdings, Ltd...............   744,000      87,503
#   Tianneng Power International, Ltd....................   336,000     313,618
    Tingyi Cayman Islands Holding Corp...................   604,000     841,160
    Tomson Group, Ltd....................................   152,385      46,495
#   Tong Ren Tang Technologies Co., Ltd., Class H........   138,000     185,663
    Tongda Group Holdings, Ltd........................... 1,590,000     216,048

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
    Tonly Electronics Holdings, Ltd......................    22,200 $   16,577
#   Top Spring International Holdings, Ltd...............    95,000     31,264
    Towngas China Co., Ltd...............................   199,826    159,250
    TPV Technology, Ltd..................................   401,412     55,804
    TravelSky Technology, Ltd., Class H..................   146,500    397,925
    Trigiant Group, Ltd..................................   190,000     29,196
#*  Truly International Holdings, Ltd....................   641,140     84,719
#   Tsaker Chemical Group, Ltd...........................    61,500     12,099
#*  Tuniu Corp., Sponsored ADR...........................     6,952     31,979
    Uni-President China Holdings, Ltd....................   403,966    359,659
    United Energy Group, Ltd............................. 2,382,000    371,173
    Vinda International Holdings, Ltd....................    75,000    131,481
*   Vipshop Holdings, Ltd., ADR..........................    95,934    737,732
    Want Want China Holdings, Ltd........................ 1,625,000  1,316,924
    Wasion Holdings, Ltd.................................   176,000     92,326
#*  Weibo Corp., Sponsored ADR...........................     8,133    493,348
    Weichai Power Co., Ltd., Class H.....................   654,120    882,825
    Weiqiao Textile Co., Class H.........................    58,000     20,745
    West China Cement, Ltd............................... 1,018,000    145,792
    Wisdom Education International Holdings Co., Ltd.....   166,000     67,826
    Wisdom Sports Group..................................   118,000      8,175
#   Xiabuxiabu Catering Management China Holdings Co.,
      Ltd................................................   137,500    199,747
    Xiamen International Port Co., Ltd., Class H.........   360,000     55,584
*   Xinchen China Power Holdings, Ltd....................   128,000      7,046
    Xingda International Holdings, Ltd...................   312,393     90,883
    Xingfa Aluminium Holdings, Ltd.......................    48,000     33,276
    Xinhua Winshare Publishing and Media Co., Ltd.,
      Class H............................................    83,000     59,833
    Xinjiang Goldwind Science & Technology Co., Ltd.,
      Class H............................................   102,738    123,743
*   Xinjiang Xinxin Mining Industry Co., Ltd., Class H...   236,000     21,768
    Xinyi Solar Holdings, Ltd............................ 1,188,862    500,075
    Xinyuan Real Estate Co., Ltd., ADR...................    15,156     72,446
    Xtep International Holdings, Ltd.....................   267,500    173,000
    Yadea Group Holdings, Ltd............................   388,000    149,283
*   Yanchang Petroleum International, Ltd................ 2,200,000     18,027
#   Yangtze Optical Fibre and Cable Joint Stock, Ltd.
      Co., Class H.......................................    49,500    153,053
    Yanzhou Coal Mining Co., Ltd., Class H...............   708,000    650,925
#*  Yashili International Holdings, Ltd..................   245,000     41,690
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd.,
      Class H............................................    37,600    153,128
    Yida China Holdings, Ltd.............................    36,000     11,259
#   Yihai International Holding, Ltd.....................   133,000    408,081
    Yip's Chemical Holdings, Ltd.........................    88,000     27,747
#   Yirendai, Ltd., ADR..................................     5,819     64,998
#*  Youyuan International Holdings, Ltd..................   136,920     50,637
*   YuanShengTai Dairy Farm, Ltd.........................   191,000      4,348
    Yuexiu Property Co., Ltd............................. 2,523,292    490,498
    Yuexiu Transport Infrastructure, Ltd.................   144,752    111,695
    Yum China Holdings, Inc..............................    78,364  2,856,368
#   Yunnan Water Investment Co., Ltd., Class H...........    92,000     26,104
    Yuzhou Properties Co., Ltd...........................   604,948    300,239
*   YY, Inc., ADR........................................    10,843    752,829
    Zhaojin Mining Industry Co., Ltd., Class H...........   111,500    117,049
    Zhejiang Expressway Co., Ltd., Class H...............   370,000    380,959
#   Zhengzhou Coal Mining Machinery Group Co., Ltd.,
      Class H............................................    73,600     36,650
*   Zhong An Real Estate, Ltd............................   490,000     19,725
    Zhongsheng Group Holdings, Ltd.......................   188,500    339,490
    Zhongyu Gas Holdings, Ltd............................    58,455     61,139
    Zhou Hei Ya International Holdings Co., Ltd..........    79,000     35,584
*   Zhuguang Holdings Group Co., Ltd.....................   344,000     57,553
    Zhuhai Holdings Investment Group, Ltd................    82,000     10,189

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
CHINA -- (Continued)
    Zhuzhou CRRC Times Electric Co., Ltd., Class H.......    52,550 $    292,317
    Zijin Mining Group Co., Ltd., Class H................ 1,648,000      618,480
    Zoomlion Heavy Industry Science and Technology Co.,
      Ltd., Class H......................................   292,200      118,881
*   ZTE Corp., Class H...................................    45,520       92,294
    ZTO Express Cayman, Inc., ADR........................    50,474      864,115
                                                                    ------------
TOTAL CHINA..............................................            252,793,885
                                                                    ------------
COLOMBIA -- (0.4%)
    Almacenes Exito SA...................................   127,353      578,318
    Banco de Bogota SA...................................    14,112      271,787
    Bancolombia SA, Sponsored ADR........................    17,194      766,852
    Bancolombia SA.......................................    36,461      391,501
    Bolsa de Valores de Colombia.........................     3,425       12,840
    Celsia SA ESP........................................   199,394      275,170
    Cementos Argos SA....................................   112,519      292,803
*   CEMEX Latam Holdings SA..............................    76,893      107,972
*   Constructora Conconcreto SA..........................     2,809          330
*   Corp. Financiera Colombiana SA.......................    30,205      184,827
    Ecopetrol SA......................................... 1,268,594    1,193,010
*   Empresa de Telecomunicaciones de Bogota..............   193,442       15,450
    Grupo Argos SA.......................................    47,278      282,602
    Grupo Aval Acciones y Valores SA, ADR................    18,951      131,330
    Grupo de Inversiones Suramericana SA.................    49,856      553,634
*   Grupo Energia Bogota SA ESP..........................   214,391      131,880
    Grupo Nutresa SA.....................................    53,966      461,275
    Interconexion Electrica SA ESP.......................   130,883      586,761
    Mineros SA...........................................     5,269        3,411
    Promigas SA ESP......................................     7,608       13,721
                                                                    ------------
TOTAL COLOMBIA...........................................              6,255,474
                                                                    ------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S..............................................    63,342    1,598,969
    Komercni banka A.S...................................     7,909      318,888
    Moneta Money Bank A.S................................   283,172      963,163
    O2 Czech Republic A.S................................    21,410      232,217
                                                                    ------------
TOTAL CZECH REPUBLIC.....................................              3,113,237
                                                                    ------------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E., GDR......   213,565    1,037,795
*   Egyptian Financial Group-Hermes Holding Co., GDR.....     7,190       12,943
*   Egyptian Financial Group-Hermes Holding Co., GDR.....     1,326        2,386
                                                                    ------------
TOTAL EGYPT..............................................              1,053,124
                                                                    ------------
GREECE -- (0.2%)
    Aegean Airlines SA...................................    14,009      122,034
*   Alpha Bank AE........................................    11,944       11,984
    Athens Water Supply & Sewage Co. SA..................     9,282       56,789
    Bank of Greece.......................................        93        1,416
*   Ellaktor SA..........................................    37,044       58,737
*   FF Group.............................................    11,777       26,960
    Fourlis Holdings SA..................................    16,770       83,646
*   GEK Terna Holding Real Estate Construction SA........    19,516       96,671
    Hellenic Exchanges - Athens Stock Exchange SA........    11,260       47,133
    Hellenic Petroleum SA................................    13,422      118,114
    Hellenic Telecommunications Organization SA..........    61,926      775,560
    Holding Co. ADMIE IPTO SA............................    23,407       42,256
*   Intracom Holdings SA.................................    13,354       10,726

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
GREECE -- (Continued)
    JUMBO SA.............................................  26,099 $  426,509
*   LAMDA Development SA.................................   8,831     61,718
*   Marfin Investment Group Holdings SA.................. 371,966     29,984
    Motor Oil Hellas Corinth Refineries SA...............  20,574    513,201
    Mytilineos Holdings SA...............................  22,976    217,097
*   National Bank of Greece SA...........................   1,882      2,115
*   Piraeus Bank SA......................................     190        125
    Piraeus Port Authority SA............................     988     16,636
*   Public Power Corp. SA................................  23,407     35,030
    Terna Energy SA......................................  15,305    104,586
    Titan Cement Co. SA..................................   9,067    203,657
                                                                  ----------
TOTAL GREECE.............................................          3,062,684
                                                                  ----------
HONG KONG -- (0.0%)
*   China Rare Earth Holdings, Ltd....................... 325,200     12,013
                                                                  ----------
HUNGARY -- (0.4%)
    CIG Pannonia Life Insurance P.L.C., Class A..........  14,978     23,027
    Magyar Telekom Telecommunications P.L.C.............. 260,648    440,450
    MOL Hungarian Oil & Gas P.L.C........................ 274,210  3,289,899
    OTP Bank P.L.C.......................................  44,441  1,833,349
                                                                  ----------
TOTAL HUNGARY............................................          5,586,725
                                                                  ----------
INDIA -- (10.1%)
*   3M India, Ltd........................................     554    156,900
*   5Paisa Capital, Ltd..................................   4,308     14,653
*   8K Miles Software Services, Ltd......................   6,082     10,851
    Aarti Drugs, Ltd.....................................   2,831     23,351
    Aarti Industries, Ltd................................  15,698    359,499
    ABB India, Ltd.......................................   6,497    116,303
    Abbott India, Ltd....................................   1,520    172,176
    ACC, Ltd.............................................  15,956    319,276
    Action Construction Equipment, Ltd...................   7,217      8,947
    Adani Enterprises, Ltd............................... 118,568    227,625
*   Adani Gas, Ltd....................................... 146,362    189,847
*   Adani Green Energy, Ltd.............................. 111,381     55,165
*   Adani Power, Ltd..................................... 470,066    308,135
*   Adani Transmissions, Ltd............................. 105,208    315,952
*   Aditya Birla Capital, Ltd............................ 201,077    229,475
*   Aditya Birla Fashion and Retail, Ltd................. 134,550    397,427
    Advanced Enzyme Technologies, Ltd....................   8,712     20,409
    Aegis Logistics, Ltd.................................  39,784    106,688
    Agro Tech Foods, Ltd.................................   4,264     33,353
    Ahluwalia Contracts India, Ltd.......................   2,080      8,160
    AIA Engineering, Ltd.................................  12,413    279,595
    Ajanta Pharma, Ltd...................................  12,996    187,005
    Akzo Nobel India, Ltd................................   5,197    127,031
    Alembic Pharmaceuticals, Ltd.........................  27,495    229,481
    Alembic, Ltd.........................................  54,445     31,372
*   Allahabad Bank....................................... 188,440    120,222
    Allcargo Logistics, Ltd..............................  27,460     40,770
    Amara Raja Batteries, Ltd............................  22,700    239,921
    Ambuja Cements, Ltd.................................. 110,133    325,694
*   Amtek Auto, Ltd......................................  52,973      2,230
    Anant Raj, Ltd.......................................  53,435     25,131
*   Andhra Bank.......................................... 205,859     72,798
    Andhra Sugars, Ltd. (The)............................   2,017      8,812
*   Anveshan Heavy Engineering, Ltd......................   3,112      4,180

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    Apar Industries, Ltd.................................   7,842 $   68,376
    APL Apollo Tubes, Ltd................................   3,950     62,543
    Apollo Tyres, Ltd.................................... 136,832    394,646
*   Arvind Fashions, Ltd.................................  16,804    233,458
    Arvind, Ltd..........................................  84,021    104,390
    Asahi India Glass, Ltd...............................  26,973     96,852
    Ashiana Housing, Ltd.................................  15,215     24,596
    Ashok Leyland, Ltd................................... 603,939    695,248
    Ashoka Buildcon, Ltd.................................  39,545     66,481
    Asian Paints, Ltd....................................  67,549  1,339,332
    Astral Polytechnik, Ltd..............................  10,204    164,422
    Atul, Ltd............................................   4,562    222,652
    Automotive Axles, Ltd................................   3,807     60,668
    Avanti Feeds, Ltd....................................  11,715     58,780
*   Avenue Supermarts, Ltd...............................     539     10,444
*   Axis Bank, Ltd....................................... 195,750  1,989,202
    Bajaj Auto, Ltd......................................  23,817    860,181
*   Bajaj Corp., Ltd.....................................  33,236    165,444
    Bajaj Finance, Ltd...................................  43,930  1,599,443
    Bajaj Finserv, Ltd...................................   7,162    616,948
*   Bajaj Hindusthan Sugar, Ltd.......................... 210,829     23,773
    Bajaj Holdings & Investment, Ltd.....................  13,923    558,494
    Balaji Amines, Ltd...................................   6,470     38,079
    Balaji Telefilms, Ltd................................  15,956     20,525
    Balkrishna Industries, Ltd...........................  45,952    526,729
*   Ballarpur Industries, Ltd............................ 168,025      8,515
    Balmer Lawrie & Co., Ltd.............................  16,313     42,987
*   Balrampur Chini Mills, Ltd...........................  81,604    117,867
    Banco Products India, Ltd............................  11,777     28,067
*   Bank of Baroda....................................... 100,192    159,676
*   Bank of Maharashtra..................................  36,741      7,610
    Bannari Amman Sugars, Ltd............................     894     18,720
    BASF India, Ltd......................................   1,836     35,209
    Bata India, Ltd......................................  12,974    204,947
    BEML, Ltd............................................   3,916     43,883
    Berger Paints India, Ltd............................. 106,165    475,299
*   BF Utilities, Ltd....................................   3,693     10,440
    Bhansali Engineering Polymers, Ltd...................  29,445     28,392
*   Bharat Financial Inclusion, Ltd......................  13,479    179,675
    Bharat Forge, Ltd.................................... 102,023    705,921
    Bharat Petroleum Corp., Ltd.......................... 167,594    820,736
    Bharat Rasayan, Ltd..................................     365     22,104
    Bharti Airtel, Ltd................................... 557,499  2,399,547
    Bharti Infratel, Ltd.................................  95,502    398,758
    Biocon, Ltd..........................................  14,711    135,117
    Birla Corp., Ltd.....................................  10,855     74,131
    Blue Star, Ltd.......................................  14,558    121,380
    Bodal Chemicals, Ltd.................................  28,773     43,549
    Bombay Dyeing & Manufacturing Co., Ltd...............  33,291     52,531
    Borosil Glass Works, Ltd.............................   9,673     28,839
    Bosch, Ltd...........................................   1,229    327,220
    Brigade Enterprises, Ltd.............................  21,714     64,344
    Britannia Industries, Ltd............................  14,010    630,321
    BSE, Ltd.............................................   5,318     44,251
    Can Fin Homes, Ltd...................................  22,994     81,799
*   Canara Bank..........................................  60,060    212,626
    Carborundum Universal, Ltd...........................  26,926    131,961
    Care Ratings, Ltd....................................  14,984    209,442
    Castrol India, Ltd................................... 106,814    238,667

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
    CCL Products India, Ltd..............................  38,497 $145,980
    Ceat, Ltd............................................  11,339  172,682
    Century Plyboards India, Ltd.........................  37,659   86,403
    Century Textiles & Industries, Ltd...................  16,381  183,447
    Cera Sanitaryware, Ltd...............................   2,844   97,979
    CESC, Ltd............................................  24,069  235,598
*   CG Power and Industrial Solutions, Ltd............... 203,600  108,154
    Chambal Fertilizers & Chemicals, Ltd.................  72,529  184,090
    Chennai Petroleum Corp., Ltd.........................  22,713   78,494
    Chennai Super Kings Cricket, Ltd..................... 130,176      772
    Cholamandalam Investment and Finance Co., Ltd........  18,510  305,549
    City Union Bank, Ltd................................. 133,999  359,168
    Coal India, Ltd...................................... 118,447  373,452
*   Coffee Day Enterprises, Ltd..........................  25,890   97,454
    Colgate-Palmolive India, Ltd.........................  32,523  586,664
    Container Corp. Of India, Ltd........................  28,185  259,936
    Coromandel International, Ltd........................  45,855  290,997
*   Corp. Bank...........................................  99,087   36,520
*   Cox & Kings Financial Service, Ltd...................  17,066   15,621
    Cox & Kings, Ltd.....................................  51,200  111,455
    CRISIL, Ltd..........................................   9,323  216,526
    Crompton Greaves Consumer Electricals, Ltd........... 196,701  590,118
    Cummins India, Ltd...................................  13,400  150,490
    Cyient, Ltd..........................................  23,996  205,491
    Dabur India, Ltd.....................................  90,807  571,648
    DB Corp., Ltd........................................  18,560   45,884
    DCB Bank, Ltd........................................  91,889  231,029
    DCM Shriram, Ltd.....................................  26,469  126,579
    Deepak Fertilisers & Petrochemicals Corp., Ltd.......  16,772   27,547
    Deepak Nitrite, Ltd..................................  14,093   44,032
*   DEN Networks, Ltd....................................  31,166   31,394
*   Dena Bank............................................ 371,800   65,674
    Dewan Housing Finance Corp., Ltd.....................  95,892  182,821
    DFM Foods, Ltd.......................................   2,005    5,782
    Dhampur Sugar Mills, Ltd.............................  15,975   37,795
    Dhanuka Agritech, Ltd................................   9,580   57,041
    Dilip Buildcon, Ltd..................................  18,685   84,297
    Dish TV India, Ltd................................... 176,773   58,632
*   Dishman Carbogen Amcis, Ltd..........................  26,269   76,184
    Divi's Laboratories, Ltd.............................  21,872  465,547
    DLF, Ltd............................................. 150,151  349,008
    Dr Lal PathLabs, Ltd.................................  11,312  171,144
    Dynamatic Technologies, Ltd..........................   1,869   36,081
    eClerx Services, Ltd.................................  12,162  184,635
    Edelweiss Financial Services, Ltd.................... 176,449  383,435
    Eicher Motors, Ltd...................................   2,874  770,163
    EID Parry India, Ltd.................................  39,453  113,301
    EIH, Ltd.............................................  53,723  152,255
    Electrosteel Castings, Ltd...........................  34,724   10,408
    Elgi Equipments, Ltd.................................  25,498   86,130
    Emami, Ltd...........................................  49,436  288,300
    Endurance Technologies, Ltd..........................  12,236  199,479
    Engineers India, Ltd.................................  63,223  100,745
    Entertainment Network India, Ltd.....................   2,514   19,342
*   Eris Lifesciences, Ltd...............................   1,159   10,322
*   Eros International Media, Ltd........................  11,209   12,172
    Escorts, Ltd.........................................  29,203  272,792
    Essel Propack, Ltd...................................  79,748  123,385
    Exide Industries, Ltd................................  93,154  298,033

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
*   FDC, Ltd.............................................  25,379 $   58,935
    Federal Bank, Ltd.................................... 722,162    872,561
*   Federal-Mogul Goetze India, Ltd......................   3,768     27,082
    FIEM Industries, Ltd.................................   1,448     10,037
    Finolex Cables, Ltd..................................  29,305    170,657
    Finolex Industries, Ltd..............................  17,949    129,376
    Firstsource Solutions, Ltd........................... 142,208     98,462
*   Future Enterprises, Ltd..............................  99,463     50,489
    Future Lifestyle Fashions, Ltd.......................  13,486     81,713
*   Future Retail, Ltd...................................  45,532    275,963
    Gabriel India, Ltd...................................  37,453     76,053
    GAIL India, Ltd...................................... 240,115  1,126,772
    Garware Technical Fibres, Ltd........................   5,427     86,353
    Gateway Distriparks, Ltd.............................  39,319     56,911
    Gati, Ltd............................................  16,063     16,748
    GE T&D India, Ltd....................................   4,230     17,579
    Geojit Financial Services, Ltd.......................  31,446     16,572
    GHCL, Ltd............................................  20,516     72,344
    GIC Housing Finance, Ltd.............................  12,531     42,299
    Gillette India, Ltd..................................   2,089    191,377
*   GMR Infrastructure, Ltd.............................. 651,382    141,099
*   Godawari Power and Ispat, Ltd........................   3,292     10,743
    Godrej Consumer Products, Ltd........................ 105,420  1,054,678
    Godrej Industries, Ltd...............................  10,514     74,655
*   Godrej Properties, Ltd...............................   4,861     50,748
    Granules India, Ltd..................................  79,722    102,592
    Graphite India, Ltd..................................   3,594     28,674
    Grasim Industries, Ltd...............................  59,797    606,164
    Great Eastern Shipping Co., Ltd. (The)...............  31,209    132,711
    Greaves Cotton, Ltd..................................  47,399     82,177
    Greenply Industries, Ltd.............................  19,337     35,249
    Grindwell Norton, Ltd................................   9,426     71,533
    GRUH Finance, Ltd....................................  94,310    276,779
    Gujarat Alkalies & Chemicals, Ltd....................  11,691     83,935
    Gujarat Ambuja Exports, Ltd..........................  20,394     59,815
    Gujarat Fluorochemicals, Ltd.........................  16,368    199,481
    Gujarat Gas, Ltd.....................................  80,245    143,810
    Gujarat Industries Power Co., Ltd....................  19,775     20,654
    Gujarat Mineral Development Corp., Ltd...............  47,029     56,402
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd..  25,754    119,116
    Gujarat Pipavav Port, Ltd............................  81,061     96,671
    Gujarat State Fertilizers & Chemicals, Ltd...........  73,343    100,603
    Gujarat State Petronet, Ltd..........................  85,718    214,870
    Gulf Oil Lubricants India, Ltd.......................   7,008     89,881
*   GVK Power & Infrastructure, Ltd...................... 350,798     32,574
*   Hathway Cable & Datacom, Ltd......................... 174,161     78,523
    Hatsun Agro Products, Ltd............................   9,736     90,459
    Hatsun Agro Products, Ltd............................     537      3,873
    Havells India, Ltd...................................  55,386    557,682
    HBL Power Systems, Ltd...............................  26,967      9,955
    HCL Technologies, Ltd................................ 176,096  2,496,286
    HDFC Bank, Ltd....................................... 193,056  5,631,131
*   HealthCare Global Enterprises, Ltd...................  17,375     48,678
    HEG, Ltd.............................................   2,331     78,868
    HeidelbergCement India, Ltd..........................  39,068     81,620
    Heritage Foods, Ltd..................................   6,774     47,430
    Hero MotoCorp, Ltd...................................  17,622    651,659
    Hexaware Technologies, Ltd...........................  69,847    335,127
    Hikal, Ltd...........................................  20,117     43,236

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
INDIA -- (Continued)
    HIL, Ltd.............................................   1,730 $    46,562
    Himachal Futuristic Communications, Ltd.............. 320,731     103,115
    Himadri Speciality Chemical, Ltd.....................  27,795      45,875
    Himatsingka Seide, Ltd...............................  14,705      41,605
    Hindalco Industries, Ltd............................. 258,197     761,250
    Hinduja Global Solutions, Ltd........................   3,291      29,032
    Hindustan Unilever, Ltd.............................. 141,308   3,490,938
    Honda SIEL Power Products, Ltd.......................     575       8,862
    Honeywell Automation India, Ltd......................     764     228,844
*   Hotel Leela Venture, Ltd.............................  47,230       9,127
*   Housing Development & Infrastructure, Ltd............ 152,147      56,221
    Housing Development Finance Corp., Ltd............... 168,857   4,567,831
    HSIL, Ltd............................................  17,822      62,014
    HT Media, Ltd........................................  27,555      15,732
    Huhtamaki PPL, Ltd...................................  11,366      27,843
    I G Petrochemicals, Ltd..............................   7,843      33,367
    ICICI Bank, Ltd., Sponsored ADR...................... 133,484   1,362,877
    ICICI Bank, Ltd......................................  30,033     154,385
    ICICI Prudential Life Insurance Co., Ltd.............  51,567     208,276
*   IDFC First Bank, Ltd................................. 795,936     506,246
    IDFC, Ltd............................................ 446,331     250,273
*   IFB Industries, Ltd..................................   4,858      54,369
*   IFCI, Ltd............................................ 477,690      90,965
    IIFL Holdings, Ltd................................... 101,498     619,789
*   IL&FS Transportation Networks, Ltd...................  35,931       3,774
    India Cements, Ltd. (The)............................ 111,409     132,471
    Indiabulls Housing Finance, Ltd...................... 143,708   1,344,127
*   Indiabulls Real Estate, Ltd.......................... 135,430     140,094
    Indiabulls Ventures, Ltd.............................  35,876     171,819
    Indiabulls Ventures, Ltd.............................   6,548      18,177
*   Indian Bank..........................................  43,909     139,530
    Indian Hotels Co., Ltd. (The)........................ 126,210     252,986
    Indian Hume Pipe Co., Ltd............................   5,574      25,970
    Indian Oil Corp., Ltd................................ 264,644     511,021
*   Indian Overseas Bank................................. 444,469      86,056
    Indo Count Industries, Ltd...........................  32,201      21,030
    Indoco Remedies, Ltd.................................  12,214      31,574
    Indraprastha Gas, Ltd................................  97,935     390,453
    IndusInd Bank, Ltd...................................  17,880     378,592
    INEOS Styrolution India, Ltd.........................   1,619      14,470
    Info Edge India, Ltd.................................   6,840     169,134
    Infosys, Ltd., Sponsored ADR......................... 188,630   2,037,204
    Infosys, Ltd......................................... 976,998  10,301,844
    Ingersoll-Rand India, Ltd............................   3,327      27,572
*   Inox Leisure, Ltd....................................  29,769     108,606
*   Inox Wind, Ltd.......................................  30,495      29,247
    Insecticides India, Ltd..............................   2,235      18,426
*   Intellect Design Arena, Ltd..........................  22,152      56,377
    InterGlobe Aviation, Ltd.............................  30,400     507,081
*   International Paper APPM, Ltd........................   8,004      53,789
    IRB Infrastructure Developers, Ltd...................  83,799     170,978
    ITD Cementation India, Ltd...........................  26,740      44,069
    J Kumar Infraprojects, Ltd...........................  16,833      25,311
    Jagran Prakashan, Ltd................................  54,556      79,106
    Jai Corp., Ltd.......................................  22,407      32,075
    Jain Irrigation Systems, Ltd......................... 155,375     134,454
*   Jaiprakash Power Ventures, Ltd....................... 476,905      12,498
*   Jammu & Kashmir Bank, Ltd. (The)..................... 143,649      82,585
    Jamna Auto Industries, Ltd...........................  77,992      62,432

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
*   Jaypee Infratech, Ltd................................ 255,716 $   10,791
    JB Chemicals & Pharmaceuticals, Ltd..................  12,437     55,310
*   Jet Airways India, Ltd...............................  13,549     45,176
    Jindal Poly Films, Ltd...............................   2,316      8,091
    Jindal Saw, Ltd......................................  82,171    103,053
*   Jindal Stainless Hisar, Ltd..........................  26,953     29,819
*   Jindal Stainless, Ltd................................  48,382     18,680
*   Jindal Steel & Power, Ltd............................ 130,582    249,249
    JK Cement, Ltd.......................................   9,514     95,139
    JK Lakshmi Cement, Ltd...............................  13,039     54,292
    JK Paper, Ltd........................................  35,998     69,041
    JK Tyre & Industries, Ltd............................  33,006     42,212
    JM Financial, Ltd.................................... 157,571    172,134
    JMC Projects India, Ltd..............................  18,150     23,485
    Johnson Controls-Hitachi Air Conditioning India,
       Ltd...............................................   3,653     91,701
*   JSW Energy, Ltd...................................... 213,678    201,370
    JSW Steel, Ltd....................................... 566,622  2,199,364
    JTEKT India, Ltd.....................................  33,878     46,418
    Jubilant Foodworks, Ltd..............................  27,848    496,819
    Jubilant Life Sciences, Ltd..........................  50,434    499,576
*   Just Dial, Ltd.......................................  13,206     89,248
    Jyothy Laboratories, Ltd.............................  27,180     70,417
    Kajaria Ceramics, Ltd................................  46,896    355,270
    Kalpataru Power Transmission, Ltd....................  29,121    150,473
    Kalyani Steels, Ltd..................................  11,486     32,656
    Kansai Nerolac Paints, Ltd...........................  47,210    292,798
    Karnataka Bank, Ltd. (The)...........................  74,038    125,158
    Karur Vysya Bank, Ltd. (The)......................... 176,196    219,213
    Kaveri Seed Co., Ltd.................................  10,293     86,705
    KCP, Ltd. (The)......................................  30,121     37,185
    KEC International, Ltd...............................  50,704    175,169
    KEI Industries, Ltd..................................  25,830    130,837
*   Kesoram Industries, Ltd..............................  21,666     21,677
*   Kiri Industries, Ltd.................................   7,501     42,993
    Kirloskar Oil Engines, Ltd...........................  25,693     62,611
    KNR Constructions, Ltd...............................  22,800     66,381
    Kolte-Patil Developers, Ltd..........................  14,133     52,424
    Kotak Mahindra Bank, Ltd.............................  85,194  1,507,887
*   KPIT Engineering, Ltd................................  80,994     99,876
    KPIT Technologies, Ltd...............................  80,994    129,714
    KPR Mill, Ltd........................................  10,932     80,962
    KRBL, Ltd............................................  34,591    163,156
    L&T Finance Holdings, Ltd............................ 148,210    275,015
    LA Opala RG, Ltd.....................................   2,832      8,441
    Lakshmi Machine Works, Ltd...........................     415     31,489
*   Lakshmi Vilas Bank, Ltd. (The).......................  34,290     31,475
    Larsen & Toubro Infotech, Ltd........................  10,367    256,941
    Laurus Labs, Ltd.....................................   4,997     26,106
    LG Balakrishnan & Bros, Ltd..........................   5,958     34,252
    LIC Housing Finance, Ltd............................. 151,919    965,594
    Linde India, Ltd.....................................  11,710     78,322
    LT Foods, Ltd........................................  64,829     35,490
    Lumax Industries, Ltd................................   2,016     43,136
    LUX Industries, Ltd..................................   2,233     37,451
    Magma Fincorp, Ltd...................................  72,433     99,670
    Mahanagar Gas, Ltd...................................  10,386    134,705
    Maharashtra Scooters, Ltd............................   1,245     56,372
    Maharashtra Seamless, Ltd............................  12,963     84,517
*   Mahindra CIE Automotive, Ltd.........................  38,359    127,037

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
    Maithan Alloys, Ltd..................................   4,473 $ 22,444
*   Majesco, Ltd.........................................   3,707   23,989
    Man Infraconstruction, Ltd...........................  34,618   16,621
    Manappuram Finance, Ltd.............................. 289,463  377,776
    Marico, Ltd.......................................... 180,600  935,540
    Marksans Pharma, Ltd................................. 116,022   41,863
    Mastek, Ltd..........................................   1,365    7,906
*   Max Financial Services, Ltd..........................  70,779  398,919
    Mayur Uniquoters, Ltd................................   7,210   37,799
    McLeod Russel India, Ltd.............................  28,188   38,458
    Meghmani Organics, Ltd...............................  52,538   40,579
    MEP Infrastructure Developers, Ltd...................   8,450    4,662
    Merck, Ltd...........................................   1,462   68,020
    Minda Corp., Ltd.....................................  34,871   69,296
    Minda Industries, Ltd................................  35,542  139,311
    Mindtree, Ltd........................................  60,156  757,978
    Mirza International, Ltd.............................   8,582    8,896
    MOIL, Ltd............................................  39,430   89,496
    Monte Carlo Fashions, Ltd............................   1,510    7,864
    Motherson Sumi Systems, Ltd.......................... 334,789  663,674
    Motilal Oswal Financial Services, Ltd................  18,143  164,224
    Mphasis, Ltd.........................................  38,640  539,875
    MPS, Ltd.............................................   2,372   15,437
    MRF, Ltd.............................................     424  365,604
    Multi Commodity Exchange of India, Ltd...............   3,805   37,912
    Munjal Showa, Ltd....................................   5,198   12,483
*   Music Broadcast, Ltd.................................   5,257   21,848
*   Muthoot Capital Services, Ltd........................   2,196   28,678
    Muthoot Finance, Ltd.................................  58,940  418,986
    National Aluminium Co., Ltd.......................... 216,674  180,383
    Nava Bharat Ventures, Ltd............................  54,195   81,810
    Navin Fluorine International, Ltd....................   5,554   48,929
*   Navkar Corp., Ltd....................................  16,865   10,847
    Navneet Education, Ltd...............................  37,731   56,167
    NBCC India, Ltd...................................... 111,654   92,483
    NCC, Ltd............................................. 219,022  245,809
    NESCO, Ltd...........................................  11,674   73,573
    Nestle India, Ltd....................................   5,986  967,806
*   Neuland Laboratories, Ltd............................   2,701   20,217
    NHPC, Ltd............................................ 669,900  238,364
    NIIT Technologies, Ltd...............................  21,859  403,912
*   NIIT, Ltd............................................  23,857   27,977
    Nilkamal, Ltd........................................   2,517   47,946
    NLC India, Ltd.......................................  73,642   66,398
    NOCIL, Ltd...........................................  29,828   61,260
    NRB Bearings, Ltd....................................  22,385   58,838
    NTPC, Ltd............................................ 280,920  552,768
    Oberoi Realty, Ltd...................................  28,894  181,072
    Odisha Cement, Ltd...................................  38,292  557,258
    Omaxe, Ltd...........................................  22,851   68,467
    Oracle Financial Services Software, Ltd..............   5,892  314,970
    Orient Cement, Ltd...................................  28,090   29,116
    Orient Electric, Ltd.................................   8,650   16,533
    Orient Paper & Industries, Ltd.......................   8,650    4,269
    Orient Refractories, Ltd.............................  20,027   58,668
*   Oriental Bank of Commerce............................  96,066  130,285
    Oriental Carbon & Chemicals, Ltd.....................   1,568   25,399
    Page Industries, Ltd.................................   2,239  736,818
    Panama Petrochem, Ltd................................   3,578    5,457

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
    Parag Milk Foods, Ltd................................  15,727 $ 45,958
*   Patel Engineering, Ltd...............................  20,891    8,853
    PC Jeweller, Ltd.....................................  42,452   44,094
    Persistent Systems, Ltd..............................  24,430  208,994
    Petronet LNG, Ltd.................................... 311,097  996,024
    Phillips Carbon Black, Ltd...........................  24,890   61,494
    Phoenix Mills, Ltd.(The).............................  20,999  175,955
    PI Industries, Ltd...................................  34,648  422,232
    Pidilite Industries, Ltd.............................  43,979  693,267
    PNB Housing Finance, Ltd.............................   8,886  112,829
    PNC Infratech, Ltd...................................  14,424   28,787
    Poly Medicure, Ltd...................................   6,882   20,855
    Polyplex Corp., Ltd..................................   6,276   43,211
    Power Finance Corp., Ltd............................. 303,129  440,364
    Power Grid Corp. of India, Ltd....................... 277,887  738,373
*   Prabhat Dairy, Ltd...................................  15,099   12,686
    Praj Industries, Ltd.................................  45,290   83,674
*   Prakash Industries, Ltd..............................  32,212   39,082
    Prestige Estates Projects, Ltd.......................  66,478  187,053
*   Prime Focus, Ltd.....................................  35,207   27,602
    Procter & Gamble Hygiene & Health Care, Ltd..........   3,205  447,444
    PSP Projects, Ltd....................................   1,786    9,596
    PTC India Financial Services, Ltd.................... 117,889   24,684
    PTC India, Ltd....................................... 115,845  126,798
*   Punjab & Sind Bank...................................  30,516   12,167
*   Punjab National Bank................................. 226,115  247,329
    Puravankara, Ltd.....................................  19,821   20,032
    PVR, Ltd.............................................  12,977  293,530
    Rain Commodities, Ltd................................  50,053   84,076
    Rajesh Exports, Ltd..................................  37,411  320,338
    Ramco Cements, Ltd. (The)............................  34,166  290,422
    Ramco Industries, Ltd................................   9,897   27,997
    Ramkrishna Forgings, Ltd.............................   7,724   52,895
    Rane Holdings, Ltd...................................   1,683   24,065
    Rashtriya Chemicals & Fertilizers, Ltd...............  77,501   69,507
    Ratnamani Metals & Tubes, Ltd........................   4,663   57,528
*   RattanIndia Power, Ltd............................... 375,276   19,100
    RBL Bank, Ltd........................................  43,864  349,707
    REC, Ltd............................................. 368,269  645,274
    Redington India, Ltd................................. 135,049  139,078
    Relaxo Footwears, Ltd................................   5,754   59,816
    Reliance Capital, Ltd................................  52,467  143,349
    Reliance Home Finance, Ltd........................... 116,001   57,711
    Reliance Infrastructure, Ltd.........................  57,599  218,240
*   Reliance Power, Ltd.................................. 229,033   85,371
    Repco Home Finance, Ltd..............................  23,561  133,177
    Rico Auto Industries, Ltd............................  23,570   20,614
    RP SG Retail, Ltd....................................  14,441   35,373
*   RP-SG Business Process Services, Ltd.................   4,814   28,550
*   Ruchi Soya Industries, Ltd...........................  24,974    2,451
    Sadbhav Engineering, Ltd.............................  35,728   97,329
    Sadbhav Infrastructure Project, Ltd..................  32,915   40,768
    Sagar Cements, Ltd...................................     739    6,065
*   Sanghi Industries, Ltd...............................  31,471   25,469
*   Sanghvi Movers, Ltd..................................   5,653    7,613
    Sarda Energy & Minerals, Ltd.........................   2,144    7,225
    Savita Oil Technologies, Ltd.........................     516    7,329
    Schaeffler India, Ltd................................   2,260  167,239
*   Sequent Scientific, Ltd..............................  13,673   16,032

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    Seshasayee Paper & Boards, Ltd.......................     769 $   11,095
    SH Kelkar & Co., Ltd.................................   5,746     13,521
    Shankara Building Products, Ltd......................   3,661     20,264
    Sharda Cropchem, Ltd.................................   8,445     37,598
    Sharda Motor Industries, Ltd.........................     327      5,896
    Shilpa Medicare, Ltd.................................   9,013     48,313
    Shoppers Stop, Ltd...................................   5,605     40,571
    Shree Cement, Ltd....................................   2,077    461,071
    Shriram City Union Finance, Ltd......................   5,495    129,180
*   Shriram EPC, Ltd.....................................  22,118      3,051
    Shriram Transport Finance Co., Ltd...................  58,852    844,248
*   Sical Logistics, Ltd.................................   6,311     12,126
    Simplex Infrastructures, Ltd.........................   8,725     19,439
    Sintex Industries, Ltd............................... 116,558     16,130
*   Sintex Plastics Technology, Ltd...................... 184,858     53,630
*   SITI Networks, Ltd...................................  74,545      6,876
    Siyaram Silk Mills, Ltd..............................   2,906     13,950
    SJVN, Ltd............................................ 185,587     63,314
    Skipper, Ltd.........................................  13,030     12,534
    SML ISUZU, Ltd.......................................   3,384     28,263
    Sobha, Ltd...........................................  25,631    169,636
    Solar Industries India, Ltd..........................   9,823    141,073
    Somany Ceramics, Ltd.................................   7,349     35,493
    Sonata Software, Ltd.................................  31,777    143,920
    South Indian Bank, Ltd. (The)........................ 298,500     55,632
    Srei Infrastructure Finance, Ltd.....................  86,569     35,873
    SRF, Ltd.............................................   8,127    229,514
    Srikalahasthi Pipes, Ltd.............................   7,842     20,128
    Star Cement, Ltd.....................................  15,831     20,768
*   State Bank of India.................................. 210,646    876,390
*   Steel Authority of India, Ltd........................ 150,426     99,979
    Sterlite Technologies, Ltd...........................  77,540    268,122
    Strides Pharma Science, Ltd..........................  21,599    139,988
    Subros, Ltd..........................................  11,203     37,500
    Sudarshan Chemical Industries........................  10,535     47,558
    Sun TV Network, Ltd..................................  42,031    314,178
    Sundaram Finance Holdings, Ltd.......................   4,466      5,703
    Sundaram Finance, Ltd................................  10,822    213,289
    Sundaram-Clayton, Ltd................................   1,860     77,014
    Sundram Fasteners, Ltd...............................  35,624    263,036
    Sunteck Realty, Ltd..................................  22,485    109,346
    Suprajit Engineering, Ltd............................  22,155     61,798
    Supreme Industries, Ltd..............................  20,645    289,069
    Supreme Petrochem, Ltd...............................  17,842     48,435
    Surya Roshni, Ltd....................................   9,843     30,801
    Sutlej Textiles and Industries, Ltd..................  15,646      8,718
    Suven Life Sciences, Ltd.............................  28,997     78,975
    Swaraj Engines, Ltd..................................   2,273     46,106
    Symphony, Ltd........................................   7,174    117,703
*   Syndicate Bank....................................... 148,764     77,402
    Syngene International, Ltd...........................  19,572    159,366
    TAKE Solutions, Ltd..................................  24,685     48,389
    Tamil Nadu Newsprint & Papers, Ltd...................  13,867     42,841
    Tasty Bite Eatables, Ltd.............................      75      8,571
    Tata Chemicals, Ltd..................................  42,372    402,190
    Tata Communications, Ltd.............................  33,278    234,044
    Tata Consultancy Services, Ltd....................... 232,536  6,581,090
    Tata Elxsi, Ltd......................................   9,084    111,968
    Tata Global Beverages, Ltd........................... 119,157    340,600

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    Tata Metaliks, Ltd...................................   3,816 $   32,951
    Tata Power Co., Ltd. (The)........................... 350,425    351,947
    Tata Sponge Iron, Ltd................................   2,770     29,404
    Tata Steel, Ltd...................................... 226,368  1,526,215
    TCI Express, Ltd.....................................   8,425     73,142
    Tech Mahindra, Ltd................................... 183,158  1,886,222
*   Techno Electric & Engineering Co., Ltd...............  15,533     52,854
*   Tejas Networks, Ltd..................................   3,494      7,832
    Texmaco Rail & Engineering, Ltd......................  32,187     25,649
    Thermax, Ltd.........................................   5,073     78,004
    Thirumalai Chemicals, Ltd............................  28,380     31,414
    Thomas Cook India, Ltd...............................  25,633     79,514
    Thyrocare Technologies, Ltd..........................   8,171     62,758
    TI Financial Holdings, Ltd...........................  30,297    188,711
    Tide Water Oil Co India, Ltd.........................     569     40,882
    Time Technoplast, Ltd................................  62,676     85,271
    Timken India, Ltd....................................   5,771     45,882
    Tinplate Co. of India, Ltd. (The)....................  13,601     26,927
    Titagarh Wagons, Ltd.................................  24,770     23,887
    Titan Co., Ltd.......................................  85,114  1,198,126
    Torrent Pharmaceuticals, Ltd.........................  18,379    472,634
    Torrent Power, Ltd...................................  63,788    221,554
    Tourism Finance Corp. of India, Ltd..................   8,693     16,328
    Transport Corp. of India, Ltd........................  16,849     65,878
    Trent, Ltd...........................................  23,170    115,844
    Trident, Ltd.........................................  56,052     52,707
*   Triveni Engineering & Industries, Ltd................  46,924     27,805
    Triveni Turbine, Ltd.................................  39,695     59,328
    TTK Prestige, Ltd....................................     971    103,987
    Tube Investments of India, Ltd.......................  37,042    176,651
    TV Today Network, Ltd................................  13,322     65,804
*   TV18 Broadcast, Ltd.................................. 270,590    124,867
    TVS Motor Co., Ltd...................................  27,450    193,076
    TVS Srichakra, Ltd...................................   1,387     45,671
*   UCO Bank............................................. 126,036     34,123
    Uflex, Ltd...........................................  15,527     55,100
    UFO Moviez India, Ltd................................   2,912     10,052
    UltraTech Cement, Ltd................................  16,492    817,653
*   Union Bank of India..................................  86,654    101,591
*   Unitech, Ltd......................................... 461,266     10,417
    UPL, Ltd............................................. 194,685  2,154,568
*   V2 Retail, Ltd.......................................   3,003     11,216
    VA Tech Wabag, Ltd...................................  16,956     71,156
    Vaibhav Global, Ltd..................................   5,973     55,692
    Vakrangee, Ltd....................................... 160,488     97,666
    Vardhman Textiles, Ltd...............................  10,903    163,955
    Vedanta, Ltd......................................... 842,431  2,358,475
    Venky's India, Ltd...................................   2,911    101,803
    Vesuvius India, Ltd..................................   1,000     16,193
    V-Guard Industries, Ltd..............................  62,850    174,215
    Vijaya Bank.......................................... 184,662    115,140
    Vinati Organics, Ltd.................................   7,191    159,200
    Vindhya Telelinks, Ltd...............................   1,762     39,936
    VIP Industries, Ltd..................................  23,109    156,176
    Visaka Industries, Ltd...............................   1,557      8,165
    V-Mart Retail, Ltd...................................   3,123    112,119
*   Vodafone Idea, Ltd................................... 932,788    395,959
    Voltas, Ltd..........................................  12,247     93,208
    VRL Logistics, Ltd...................................  15,003     58,343

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
INDIA -- (Continued)
    VST Tillers Tractors, Ltd............................      1,799 $     40,941
    WABCO India, Ltd.....................................      2,053      179,899
    Welspun Corp., Ltd...................................     57,937       85,120
    Welspun Enterprises, Ltd.............................     26,652       36,934
    Welspun India, Ltd...................................    187,140      159,045
    West Coast Paper Mills, Ltd..........................     14,590       56,422
    Wheels India, Ltd....................................      1,390       15,734
    Whirlpool of India, Ltd..............................      8,665      181,788
    Wipro, Ltd...........................................    242,533    1,257,604
    Wonderla Holidays, Ltd...............................      3,715       14,821
    Yes Bank, Ltd........................................    802,824    2,202,985
    Zee Entertainment Enterprises, Ltd...................    155,249      828,034
    Zee Learn, Ltd.......................................     34,956       13,637
*   Zee Media Corp., Ltd.................................     37,698        7,896
    Zensar Technologies, Ltd.............................     39,770      125,505
                                                                     ------------
TOTAL INDIA..............................................             145,734,124
                                                                     ------------
INDONESIA -- (3.0%)
    Ace Hardware Indonesia Tbk PT........................  4,263,300      519,318
    Adaro Energy Tbk PT..................................  9,572,400      956,614
    Adhi Karya Persero Tbk PT............................  1,161,025      136,192
*   Agung Podomoro Land Tbk PT...........................  2,914,000       39,670
    AKR Corporindo Tbk PT................................    713,600      268,847
*   Alam Sutera Realty Tbk PT............................  5,737,700      146,345
    Aneka Tambang Tbk PT.................................  4,007,089      278,286
    Arwana Citramulia Tbk PT.............................  1,603,400       54,505
    Astra Agro Lestari Tbk PT............................    317,067      317,912
    Astra Graphia Tbk PT.................................    236,000       23,889
    Astra International Tbk PT...........................  4,773,300    2,895,730
    Astra Otoparts Tbk PT................................     99,500       11,155
*   Astrindo Nusantara Infrastructure Tbk PT.............  5,686,600       20,362
*   Asuransi Kresna Mitra Tbk PT.........................    455,000       22,313
*   Bank Bukopin Tbk.....................................  3,307,000       86,319
    Bank Central Asia Tbk PT.............................  1,390,700    2,813,266
    Bank Danamon Indonesia Tbk PT........................  1,037,342      676,483
*   Bank Ina Perdana PT..................................    268,700       11,367
    Bank Mandiri Persero Tbk PT..........................  2,212,544    1,185,755
    Bank Negara Indonesia Persero Tbk PT.................  2,620,300    1,709,635
*   Bank Pan Indonesia Tbk PT............................  2,749,100      277,600
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
       PT................................................  1,862,500      311,068
    Bank Pembangunan Daerah Jawa Timur Tbk PT............  3,032,700      161,885
*   Bank Permata Tbk PT..................................  2,169,858      156,946
    Bank Rakyat Indonesia Persero Tbk PT................. 14,137,900    3,918,882
    Bank Tabungan Negara Persero Tbk PT..................  1,508,773      297,258
    Barito Pacific Tbk PT................................  2,925,300      547,902
    Bayan Resources Tbk PT...............................     13,000       17,657
    Bekasi Fajar Industrial Estate Tbk PT................  2,166,800       40,706
*   Bintang Oto Global Tbk PT............................    442,800       21,708
    BISI International Tbk PT............................    932,700       95,834
    Blue Bird Tbk PT.....................................     98,600       18,913
    Bukit Asam Tbk PT....................................  2,056,105      636,148
*   Bumi Serpong Damai Tbk PT............................  3,134,300      299,423
*   Bumi Teknokultura Unggul Tbk PT......................    884,700        8,600
    Charoen Pokphand Indonesia Tbk PT....................  2,561,515    1,357,749
*   Citra Marga Nusaphala Persada Tbk PT.................    896,868       86,335
*   Delta Dunia Makmur Tbk PT............................  3,936,700      182,428
*   Eagle High Plantations Tbk PT........................  8,549,300      122,539
    Elnusa Tbk PT........................................  2,138,700       55,839
    Erajaya Swasembada Tbk PT............................    859,900      141,348

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE>>
                                                          ---------- ----------
INDONESIA -- (Continued)
    Fajar Surya Wisesa Tbk PT............................    102,500 $   55,843
*   Gajah Tunggal Tbk PT.................................  1,335,300     76,652
*   Garuda Indonesia Persero Tbk PT......................  3,154,146    102,546
    Global Mediacom Tbk PT...............................  5,909,100    155,842
*   Hanson International Tbk PT.......................... 31,175,600    240,944
    Harum Energy Tbk PT..................................    645,200     81,008
*   Holcim Indonesia Tbk PT..............................    175,700     24,879
    Indah Kiat Pulp & Paper Corp. Tbk PT.................  1,193,900  1,117,908
    Indika Energy Tbk PT.................................    944,200    144,576
    Indo Tambangraya Megah Tbk PT........................    248,100    405,777
    Indocement Tunggal Prakarsa Tbk PT...................    343,100    472,984
    Indofood CBP Sukses Makmur Tbk PT....................    703,900    544,065
    Indofood Sukses Makmur Tbk PT........................  2,219,800  1,234,696
    Indosat Tbk PT.......................................    493,300     96,772
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT.........  1,758,200    103,194
*   Inti Agri Resources Tbk PT...........................  3,873,200     64,371
*   Intiland Development Tbk PT..........................  3,908,900     90,094
    Japfa Comfeed Indonesia Tbk PT.......................  3,168,300    665,463
    Jasa Marga Persero Tbk PT............................    785,526    277,972
    Jaya Real Property Tbk PT............................    605,500     25,160
    Kalbe Farma Tbk PT...................................  5,434,200    622,811
*   Kawasan Industri Jababeka Tbk PT.....................  8,974,668    167,212
    KMI Wire & Cable Tbk PT..............................  1,523,700     33,389
*   Krakatau Steel Persero Tbk PT........................  1,929,831     68,316
*   Kresna Graha Investama Tbk PT........................  3,101,200    137,726
    Link Net Tbk PT......................................    609,400    190,260
*   Lippo Cikarang Tbk PT................................    325,700     55,593
    Malindo Feedmill Tbk PT..............................    674,800     85,048
    Matahari Department Store Tbk PT.....................  1,135,400    570,753
*   Matahari Putra Prima Tbk PT..........................    737,300      9,618
    Mayora Indah Tbk PT..................................  2,228,425    412,048
*   Medco Energi Internasional Tbk PT....................  6,126,400    444,595
    Media Nusantara Citra Tbk PT.........................  3,301,700    200,346
    Mitra Adiperkasa Tbk PT..............................  4,877,000    350,871
*   Mitra Keluarga Karyasehat Tbk PT.....................  1,042,400    112,594
*   Mitra Pinasthika Mustika Tbk PT......................    649,100     42,340
*   MNC Investama Tbk PT................................. 14,968,800     83,521
*   MNC Sky Vision Tbk PT................................    269,000     17,615
    Modernland Realty Tbk PT.............................  6,013,600     97,316
*   Multipolar Tbk PT....................................  3,394,400     28,962
*   Multistrada Arah Sarana Tbk PT.......................     33,500      1,825
    Nippon Indosari Corpindo Tbk PT......................  1,068,744     93,390
    Pabrik Kertas Tjiwi Kimia Tbk PT.....................    282,600    273,800
    Pakuwon Jati Tbk PT..................................  9,127,700    425,211
    Pan Brothers Tbk PT..................................  1,955,500     77,612
*   Panin Financial Tbk PT...............................  9,162,300    199,901
*   Panin Insurance Tbk PT...............................    992,000     81,046
*   Pelayaran Tamarin Samudra Tbk PT.....................    179,700     57,707
    Perusahaan Gas Negara Persero Tbk....................  3,518,900    650,007
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT.................................................  1,614,800    169,970
*   Pool Advista Indonesia Tbk PT........................    318,100    105,874
    PP Persero Tbk PT....................................  1,553,442    261,088
    PP Properti Tbk PT...................................  4,925,000     55,785
    Puradelta Lestari Tbk PT.............................  4,290,400     64,515
    Ramayana Lestari Sentosa Tbk PT......................  1,505,100    169,313
*   Rimo International Lestari Tbk PT.................... 14,138,800    135,608
    Salim Ivomas Pratama Tbk PT..........................  2,117,100     77,346
    Sampoerna Agro PT....................................    572,600     94,582
    Sarana Menara Nusantara Tbk PT.......................  3,384,800    204,830

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
INDONESIA -- (Continued)
    Sawit Sumbermas Sarana Tbk PT........................  2,461,100 $   208,803
    Selamat Sempurna Tbk PT..............................  1,169,600     126,450
    Semen Baturaja Persero Tbk PT........................    807,400      93,927
    Semen Indonesia Persero Tbk PT.......................    678,000     616,128
*   Sentul City Tbk PT................................... 14,074,000     124,506
    Sinar Mas Agro Resources & Technology Tbk PT.........     36,000      10,639
    Sinar Mas Multiartha Tbk PT..........................     16,500       8,591
*   Sitara Propertindo Tbk PT............................  1,053,500      64,463
*   Smartfren Telecom Tbk PT.............................  4,195,700      44,125
    Sri Rejeki Isman Tbk PT..............................  6,262,200     152,295
*   Sugih Energy Tbk PT..................................  5,670,200       2,841
    Sumber Alfaria Trijaya Tbk PT........................  1,508,900      86,887
    Surya Citra Media Tbk PT.............................  2,469,200     334,104
*   Surya Esa Perkasa Tbk PT.............................    466,700      13,583
    Surya Semesta Internusa Tbk PT.......................  2,192,100      76,594
#   Telekomunikasi Indonesia Persero Tbk PT, Sponsored
      ADR................................................     89,204   2,495,036
*   Tiga Pilar Sejahtera Food Tbk........................  1,372,000      12,372
    Timah Tbk PT.........................................  1,945,231     179,494
    Tiphone Mobile Indonesia Tbk PT......................  1,094,000      64,396
    Total Bangun Persada Tbk PT..........................    672,000      28,408
    Tower Bersama Infrastructure Tbk PT..................    994,600     350,697
*   Trada Alam Minera Tbk PT............................. 18,010,000     273,946
    Tunas Baru Lampung Tbk PT............................  1,728,700     119,462
    Tunas Ridean Tbk PT..................................    238,000      19,929
    Ultrajaya Milk Industry & Trading Co. Tbk PT.........    939,600      80,133
    Unilever Indonesia Tbk PT............................    322,000   1,152,139
    United Tractors Tbk PT...............................    828,495   1,527,998
*   Vale Indonesia Tbk PT................................    921,300     255,536
*   Visi Media Asia Tbk PT...............................  5,092,600      62,053
    Waskita Beton Precast Tbk PT.........................  6,082,800     167,710
    Waskita Karya Persero Tbk PT.........................  2,822,343     400,742
    Wijaya Karya Beton Tbk PT............................  1,775,000      51,356
    Wijaya Karya Persero Tbk PT..........................  1,856,449     252,700
*   XL Axiata Tbk PT.....................................  2,144,700     333,020
                                                                     -----------
TOTAL INDONESIA..........................................             43,632,884
                                                                     -----------
MALAYSIA -- (2.6%)
    Aeon Co. M Bhd.......................................    255,300      96,879
    AEON Credit Service M Bhd............................     53,790     209,709
    AFFIN Bank Bhd.......................................    275,199     149,031
    AirAsia Group Bhd....................................    984,900     734,205
#*  AirAsia X Bhd........................................  1,567,100     111,220
    Alliance Bank Malaysia Bhd...........................    545,100     565,933
    AMMB Holdings Bhd....................................    645,575     711,822
    Amway Malaysia Holdings Bhd..........................     16,600      23,786
    Ann Joo Resources Bhd................................    185,600      61,542
    APM Automotive Holdings Bhd..........................     22,800      15,424
    Astro Malaysia Holdings Bhd..........................    488,100     200,717
#   Axiata Group Bhd.....................................    965,318     949,741
    Batu Kawan Bhd.......................................     39,400     163,607
    Benalec Holdings Bhd.................................    227,000      10,287
    Berjaya Food Bhd.....................................     45,400      14,882
*   Bermaz Auto Bhd......................................    293,200     156,966
    BIMB Holdings Bhd....................................    302,531     277,479
    Bonia Corp. Bhd......................................    304,400      18,910
    Boustead Holdings Bhd................................    238,660      85,215
    Boustead Plantations Bhd.............................    254,560      57,853
*   Bumi Armada Bhd......................................  1,709,700      83,668
    Bursa Malaysia Bhd...................................    363,700     649,420

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
MALAYSIA -- (Continued)
    CAB Cakaran Corp. Bhd................................   172,400 $   22,124
    Cahya Mata Sarawak Bhd...............................   226,400    170,163
    Can-One Bhd..........................................    42,900     27,207
    CB Industrial Product Holding Bhd....................   196,580     52,871
    CCM Duopharma Biotech Bhd............................   122,933     29,859
    CIMB Group Holdings Bhd..............................   921,808  1,268,930
*   Coastal Contracts Bhd................................   125,600     25,500
*   CRG, Inc. Bhd........................................   304,400      2,973
    CSC Steel Holdings Bhd...............................    55,500     14,757
    Cypark Resources Bhd.................................    87,600     35,209
    D&O Green Technologies Bhd...........................   343,200     60,181
*   Dagang NeXchange Bhd.................................   698,200     42,031
    Daibochi Bhd.........................................     6,048      2,429
    Datasonic Group Bhd..................................   375,000     41,379
#*  Dayang Enterprise Holdings Bhd.......................   229,650     33,480
    Dialog Group Bhd.....................................   423,614    310,845
    DiGi.Com Bhd.........................................   674,900    771,178
    DRB-Hicom Bhd........................................   512,400    203,520
    Dutch Lady Milk Industries Bhd.......................     6,400     97,093
#*  Eastern & Oriental Bhd...............................   389,780    102,997
*   Eco World Development Group Bhd......................   735,600    165,577
*   Eco World International Bhd..........................   344,400     63,227
#   Econpile Holdings Bhd................................   440,350     48,600
    Ekovest BHD..........................................   547,650     69,808
    Engtex Group Bhd.....................................   164,000     33,430
    Evergreen Fibreboard Bhd.............................   218,700     20,354
    FGV Holdings Bhd..................................... 1,159,500    283,872
    Fraser & Neave Holdings Bhd..........................    13,600    113,058
    Frontken Corp. Bhd...................................   391,400     81,176
    Gabungan AQRS Bhd....................................   118,900     26,331
    Gadang Holdings Bhd..................................   254,400     34,293
    Gamuda Bhd...........................................   562,200    379,356
    Gas Malaysia Bhd.....................................    57,400     39,581
    Genting Plantations Bhd..............................    84,600    211,098
#   George Kent Malaysia Bhd.............................   290,500     77,021
    Globetronics Technology Bhd..........................   336,066    158,323
    Glomac Bhd...........................................   194,040     17,597
    GuocoLand Malaysia Bhd...............................    34,800      6,590
    Hai-O Enterprise Bhd.................................    68,700     46,687
    HAP Seng Consolidated Bhd............................   279,820    675,013
    Hap Seng Plantations Holdings Bhd....................    90,600     39,900
    Hartalega Holdings Bhd...............................   364,600    482,441
#   Hengyuan Refining Co. Bhd............................    63,600     74,945
    HeveaBoard Bhd.......................................   272,900     42,042
#   Hiap Teck Venture Bhd................................   583,500     40,052
    Hock Seng LEE Bhd....................................    61,600     21,243
    Hong Leong Bank Bhd..................................    62,490    315,622
    Hong Leong Financial Group Bhd.......................    78,513    378,465
    HSS Engineers Bhd....................................    81,200     19,725
*   Hua Yang Bhd.........................................   128,710     11,803
*   Hume Industries Bhd..................................    39,208      4,741
    Hup Seng Industries Bhd..............................   218,300     53,276
    I-Bhd................................................    59,800      6,065
    IGB Bhd..............................................    10,502      6,426
    IJM Corp. Bhd........................................   963,614    430,917
    IJM Plantations Bhd..................................    85,300     34,022
    Inari Amertron Bhd................................... 1,170,963    431,507
    Insas Bhd............................................   321,313     60,546
    IOI Corp. Bhd........................................   397,805    452,763

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
MALAYSIA -- (Continued)
    IOI Properties Group Bhd.............................   600,910 $  229,409
*   Iris Corp. Bhd.......................................   736,100     23,457
*   Iskandar Waterfront City Bhd.........................   289,100     30,827
*   JAKS Resources Bhd...................................   315,000     39,723
    Jaya Tiasa Holdings Bhd..............................   186,405     26,208
    JCY International Bhd................................   413,600     19,768
    JHM Consolidation Bhd................................   137,400     29,908
    Kenanga Investment Bank Bhd..........................   159,100     21,819
    Kerjaya Prospek Group Bhd............................   234,960     72,384
    Kesm Industries Bhd..................................     3,000      6,465
    Kian JOO CAN Factory Bhd.............................   114,600     78,571
    Kim Loong Resources Bhd..............................   152,760     46,701
    Kimlun Corp. Bhd.....................................    50,834     14,086
*   KNM Group Bhd........................................ 1,273,484     28,109
    Kretam Holdings Bhd..................................   399,000     38,071
*   KSL Holdings Bhd.....................................   376,864     79,361
    Kuala Lumpur Kepong Bhd..............................    93,050    560,802
    Kumpulan Perangsang Selangor Bhd.....................    59,084     19,415
*   Lafarge Malaysia Bhd.................................   124,800     57,138
    Land & General Bhd................................... 1,013,940     37,393
*   Landmarks Bhd........................................   139,100     15,615
#   LBS Bina Group Bhd...................................   556,060     92,377
    Lii Hen Industries Bhd...............................    89,600     61,546
    Lingkaran Trans Kota Holdings Bhd....................   112,800    123,097
*   Lion Industries Corp. Bhd............................   197,600     25,282
    LPI Capital Bhd......................................    57,200    228,798
    Magni-Tech Industries Bhd............................    44,000     46,902
    Mah Sing Group Bhd...................................   786,452    178,778
    Malakoff Corp. Bhd...................................   570,000    115,846
    Malayan Banking Bhd..................................   771,429  1,799,693
    Malayan Flour Mills Bhd..............................   285,450     36,356
*   Malayan United Industries Bhd........................   357,000     16,135
    Malaysia Airports Holdings Bhd.......................   397,967    783,561
    Malaysia Building Society Bhd........................   633,309    154,317
    Malaysia Marine and Heavy Engineering Holdings Bhd...   141,900     22,879
*   Malaysian Bulk Carriers Bhd..........................   219,725     32,246
#   Malaysian Pacific Industries Bhd.....................    67,663    165,025
    Malaysian Resources Corp. Bhd........................ 1,069,100    178,075
    Malton Bhd...........................................   177,500     21,047
    Matrix Concepts Holdings Bhd.........................   320,550    153,621
    Maxis Bhd............................................   383,500    539,442
    MBM Resources BHD....................................    80,330     50,288
#   Media Chinese International, Ltd.....................   100,600      5,415
*   Media Prima Bhd......................................   502,600     47,487
    Mega First Corp. Bhd.................................    78,700     75,932
    Mitrajaya Holdings Bhd...............................   269,098     19,995
    MKH Bhd..............................................   200,015     59,383
#   MMC Corp. Bhd........................................   312,600     64,318
*   MNRB Holdings Bhd....................................   253,799     71,409
*   MPHB Capital Bhd.....................................    74,900     18,915
    Muda Holdings Bhd....................................   113,800     53,081
*   Mudajaya Group Bhd...................................   106,100      7,957
    Muhibbah Engineering M Bhd...........................   169,300    117,806
*   Mulpha International Bhd.............................    87,720     37,948
#   My EG Services Bhd................................... 1,075,250    263,801
    Nestle Malaysia Bhd..................................    11,800    427,984
    NTPM Holdings Bhd....................................   103,400     12,603
    Oriental Holdings BHD................................    70,300    110,644
#   OSK Holdings Bhd.....................................   493,664    109,852

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
MALAYSIA -- (Continued)
    Padini Holdings Bhd..................................   228,200 $  206,839
    Panasonic Manufacturing Malaysia Bhd.................    13,100    121,383
    Pantech Group Holdings Bhd...........................   101,846     11,321
    Paramount Corp. Bhd..................................   131,100     66,963
*   Parkson Holdings Bhd.................................   179,905     11,887
*   PESTECH International Bhd............................   231,300     69,159
#   Petron Malaysia Refining & Marketing Bhd.............    50,500     80,761
    Pharmaniaga Bhd......................................    44,200     29,685
    PIE Industrial Bhd...................................    93,100     37,173
#   Pos Malaysia Bhd.....................................   134,600     63,592
    PPB Group Bhd........................................    87,160    387,103
    Press Metal Aluminium Holdings Bhd...................   443,400    468,704
    Protasco Bhd.........................................   190,166     11,412
    Public Bank Bhd......................................   624,370  3,782,099
    QL Resources Bhd.....................................   264,804    437,587
    Ranhill Holdings Bhd.................................    37,600     10,938
    RHB Bank Bhd.........................................   232,762    309,096
*   Rimbunan Sawit Bhd...................................   496,600     22,953
    Salcon Bhd...........................................   318,117     17,491
    Sam Engineering & Equipment M Bhd....................    16,800     30,154
#*  Sapura Energy Bhd.................................... 2,080,211    135,190
    Sarawak Oil Palms Bhd................................    45,314     29,280
    Scicom MSC Bhd.......................................    31,200      9,166
    Scientex Bhd.........................................   138,700    298,430
    Selangor Dredging Bhd................................   150,900     24,609
    Selangor Properties Bhd..............................     2,100      3,133
    Serba Dinamik Holdings Bhd...........................   284,300    258,009
    Shangri-La Hotels Malaysia Bhd.......................   101,700    140,187
    SHL Consolidated Bhd.................................    98,500     56,487
    Sime Darby Plantation Bhd............................   571,100    720,722
    Sime Darby Property Bhd..............................   132,800     37,385
#   SKP Resources Bhd....................................   530,700    171,669
    SP Setia Bhd Group...................................   460,487    289,691
    Star Media Group Bhd.................................   114,600     19,752
    Sunway Construction Group Bhd........................   187,510     71,581
#   Supermax Corp. Bhd...................................   491,700    182,504
    Suria Capital Holdings Bhd...........................    21,720      7,940
#   Syarikat Takaful Malaysia Keluarga Bhd...............   181,200    186,742
#   Ta Ann Holdings Bhd..................................   100,326     59,620
    TA Enterprise Bhd....................................   620,300     99,345
    TA Global Bhd........................................   529,180     34,346
    Taliworks Corp. Bhd..................................   179,300     36,343
    Tambun Indah Land Bhd................................   121,700     22,326
    Tan Chong Motor Holdings Bhd.........................   103,100     35,370
    Tasek Corp. Bhd......................................     7,400      8,520
    Telekom Malaysia Bhd.................................   406,160    289,196
    Tenaga Nasional Bhd..................................   639,100  2,018,122
    Thong Guan Industries Bhd............................    11,900      6,932
    TIME dotCom Bhd......................................    71,800    141,720
*   Tiong NAM Logistics Holdings.........................    91,850     15,942
    Titijaya Land Bhd....................................    55,200      4,250
    Top Glove Corp. Bhd..................................   592,800    699,305
    Tropicana Corp. Bhd..................................   224,652     47,695
    TSH Resources Bhd....................................   272,900     76,692
    Tune Protect Group Bhd...............................   186,300     28,086
    Uchi Technologies Bhd................................   152,170     95,646
    UEM Edgenta Bhd......................................   164,900    107,407
    UEM Sunrise Bhd......................................   786,564    145,293
    UMW Holdings Bhd.....................................   237,300    338,730

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
MALAYSIA -- (Continued)
    United Malacca Bhd...................................    20,100 $    26,841
    United Plantations Bhd...............................    14,100      89,227
    United U-Li Corp. BHD................................    48,150       7,079
    UOA Development Bhd..................................   371,400     217,681
*   Velesto Energy Bhd................................... 1,403,835      65,521
    ViTrox Corp. Bhd.....................................    61,800     101,298
    VS Industry Bhd......................................   787,281     156,254
*   Wah Seong Corp. Bhd..................................   218,605      40,408
*   WCE Holdings Bhd.....................................    56,300       6,734
    WCT Holdings Bhd.....................................   531,375     105,202
    Wellcall Holdings Bhd................................   272,550      82,523
#   Westports Holdings Bhd...............................   418,100     380,343
    WTK Holdings Bhd.....................................   104,800      12,306
    Yinson Holdings Bhd..................................   313,100     314,045
    YNH Property Bhd.....................................   258,708      80,388
    YTL Corp. Bhd........................................ 1,934,330     520,208
    YTL Power International Bhd..........................   589,246     129,602
    Zhulian Corp. Bhd....................................    58,200      19,378
                                                                    -----------
TOTAL MALAYSIA...........................................            37,410,287
                                                                    -----------
MEXICO -- (3.6%)
    Alfa S.A.B. de C.V., Class A......................... 2,017,147   2,545,399
*   Alpek S.A.B. de C.V..................................   272,555     371,583
    Alsea S.A.B. de C.V..................................   353,533     978,018
    America Movil S.A.B. de C.V., Sponsored ADR,
       Class L...........................................   116,929   1,876,710
    America Movil S.A.B. de C.V., Series L............... 4,985,903   4,012,762
    Arca Continental S.A.B. de C.V.......................   137,302     796,646
#*  Axtel S.A.B. de C.V..................................   751,020     117,039
    Banco del Bajio SA...................................    24,331      50,768
    Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero..........................
    Santand, ADR.........................................    62,571     466,154
#   Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero..........................
    Santand, Class B.....................................   294,160     438,727
*   Bio Pappel S.A.B. de C.V.............................    22,232      27,531
    Bolsa Mexicana de Valores S.A.B. de C.V..............   210,773     421,607
*   Cemex S.A.B. de C.V.................................. 3,145,335   1,705,716
#*  Cemex S.A.B. de C.V., Sponsored ADR..................    53,506     291,073
    Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR........     6,500     404,235
    Consorcio ARA S.A.B. de C.V., Series *...............   479,646     125,667
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V.,
      ADR................................................    10,406      77,941
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V.,
      Class A............................................   248,143     185,437
    Corp. Actinver S.A.B. de C.V.........................     9,800       6,662
#   Corp. Inmobiliaria Vesta S.A.B. de C.V...............   326,198     456,999
    Corp. Moctezuma S.A.B. de C.V........................    87,200     293,901
    Credito Real S.A.B. de C.V. SOFOM ER.................   167,996     172,984
*   Desarrolladora Homex S.A.B. de C.V...................   115,610         985
    El Puerto de Liverpool S.A.B. de C.V.................    47,345     310,182
#*  Elementia S.A.B. de C.V..............................    36,084      23,210
#*  Empresas ICA S.A.B. de C.V...........................    72,400         398
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR....    21,447       2,512
    Fomento Economico Mexicano S.A.B. de C.V.............   109,328     994,814
    Fomento Economico Mexicano S.A.B. de C.V., Sponsored
      ADR................................................     4,538     413,049
    Gentera S.A.B. de C.V................................   826,409     603,744
    Gruma S.A.B. de C.V., Class B........................   110,234   1,346,576
#*  Grupo Aeromexico S.A.B. de C.V.......................   146,364     185,383
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V...   210,376   1,175,085
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.,
       ADR...............................................     7,415     668,388
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.,
      Class B............................................   100,845     907,445
    Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR..     4,576     832,603

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
MEXICO -- (Continued)
    Grupo Aeroportuario del Sureste S.A.B. de C.V.,
      Class B............................................    14,680 $   265,836
    Grupo Bimbo S.A.B. de C.V., Class A..................   435,753     862,516
    Grupo Carso S.A.B. de C.V., Series A1................   147,147     577,130
#   Grupo Cementos de Chihuahua S.A.B. de C.V............    82,717     455,712
    Grupo Comercial Chedraui S.A. de C.V.................   233,277     452,714
#   Grupo Elektra S.A.B. de C.V..........................    27,177   1,475,231
*   Grupo Famsa S.A.B. de C.V., Class A..................   138,137      61,475
    Grupo Financiero Banorte S.A.B. de C.V...............   704,757   3,919,563
    Grupo Financiero Inbursa S.A.B. de C.V...............   551,576     796,980
#*  Grupo GICSA SAB de CV................................   209,490      72,415
    Grupo Herdez S.A.B. de C.V., Series *................   241,820     525,441
*   Grupo Hotelero Santa Fe S.A.B. de C.V................    21,807       8,633
    Grupo Industrial Saltillo S.A.B. de C.V..............    81,706     106,821
    Grupo KUO S.A.B. de C.V., Class B....................    28,600      65,060
#   Grupo Lala S.A.B. de C.V.............................   226,079     274,053
    Grupo Mexico S.A.B. de C.V., Series B................ 1,442,882   3,433,987
*   Grupo Pochteca S.A.B. de C.V.........................    35,990      12,572
#   Grupo Rotoplas S.A.B. de C.V.........................    59,409      62,571
    Grupo Sanborns S.A.B. de C.V.........................   147,588     145,101
*   Grupo Simec S.A.B. de C.V., Sponsored ADR............     2,821      27,166
*   Grupo Simec S.A.B. de C.V............................    45,467     144,731
*   Grupo Sports World S.A.B. de C.V.....................    42,700      44,816
    Grupo Televisa S.A.B., Sponsored ADR.................    15,502     193,930
#   Grupo Televisa S.A.B., Series CPO....................   816,042   2,045,413
*   Hoteles City Express S.A.B. de C.V...................   234,521     276,315
#*  Impulsora del Desarrollo y el Empleo en America
      Latina S.A.B. de C.V...............................   188,521     330,267
#   Industrias Bachoco S.A.B. de C.V., Sponsored ADR.....     2,601     119,646
    Industrias Bachoco S.A.B. de C.V., Series B..........    93,519     358,284
#*  Industrias CH S.A.B. de C.V., Series B...............   109,095     460,690
#   Industrias Penoles S.A.B. de C.V.....................    64,391     878,908
    Infraestructura Energetica Nova S.A.B. de C.V........   173,689     681,231
    Kimberly-Clark de Mexico S.A.B. de C.V., Class A.....   687,660   1,151,839
#*  La Comer S.A.B. de C.V...............................   384,844     396,471
*   Maxcom Telecomunicaciones S.A.B. de C.V..............     3,390         748
#   Megacable Holdings S.A.B. de C.V.....................   215,913     971,155
    Mexichem S.A.B. de C.V...............................   570,872   1,528,814
*   Minera Frisco S.A.B. de C.V., Class A1...............   277,464      71,825
    Nemak S.A.B. de C.V..................................   519,618     407,330
*   Organizacion Cultiba S.A.B. de C.V...................    24,314      19,187
#*  Organizacion Soriana S.A.B. de C.V., Class B.........   226,563     318,715
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V................................................    91,478     930,937
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V., Class L......................................     7,687      51,857
    Qualitas Controladora S.A.B. de C.V..................    87,577     217,039
    Regional S.A.B. de C.V...............................   167,956     888,780
#*  Telesites S.A.B. de C.V..............................   403,807     252,772
    TV Azteca S.A.B. de C.V..............................   760,843      85,545
#   Unifin Financiera S.A.B. de C.V. SOFOM ENR...........    60,615     135,607
    Vitro S.A.B. de C.V..................................    82,421     220,295
    Wal-Mart de Mexico S.A.B. de C.V..................... 1,026,541   2,696,500
                                                                    -----------
TOTAL MEXICO.............................................            52,768,557
                                                                    -----------
PERU -- (0.3%)
    Cementos Pacasmayo SAA, ADR..........................     6,089      60,890
    Cia de Minas Buenaventura SAA, ADR...................    15,794     247,176
    Credicorp, Ltd.......................................    15,039   3,651,169
*   Fossal SAA, ADR......................................       455         239
    Grana y Montero SAA, Sponsored ADR...................    13,427      42,832
                                                                    -----------
TOTAL PERU...............................................             4,002,306
                                                                    -----------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
PHILIPPINES -- (1.3%)
    8990 Holdings, Inc...................................    86,900 $   16,099
    Aboitiz Equity Ventures, Inc.........................   403,650    499,637
    Aboitiz Power Corp...................................   427,900    316,018
*   AgriNurture, Inc.....................................   118,000     37,062
*   Apex Mining Co., Inc................................. 1,427,000     42,745
*   Atlas Consolidated Mining & Development Corp.........   168,700      9,295
    Ayala Corp...........................................    90,066  1,606,309
    Ayala Land, Inc...................................... 1,306,760  1,116,506
    Bank of the Philippine Islands.......................   199,525    349,246
    BDO Unibank, Inc.....................................   271,758    706,063
    Cebu Air, Inc........................................   178,860    302,170
*   CEMEX Holdings Philippines, Inc...................... 1,226,000     62,724
    Century Pacific Food, Inc............................   456,000    139,305
    Century Properties Group, Inc........................   500,000      4,556
    China Banking Corp...................................   288,237    155,895
    Cirtek Holdings Philippines Corp.....................   107,000     61,570
    Cosco Capital, Inc................................... 1,408,800    199,698
    D&L Industries, Inc.................................. 1,183,400    257,623
    DMCI Holdings, Inc................................... 2,010,850    486,304
*   DoubleDragon Properties Corp.........................   331,090    129,857
    Eagle Cement Corp....................................   182,000     55,866
*   East West Banking Corp...............................   445,150    106,114
*   EEI Corp.............................................   232,900     36,221
*   Empire East Land Holdings, Inc....................... 1,223,000     11,547
    Filinvest Land, Inc.................................. 5,824,000    166,681
    First Gen Corp.......................................   760,100    298,145
    First Philippine Holdings Corp.......................   182,270    254,462
*   Global Ferronickel Holdings, Inc.....................   769,529     22,626
    Globe Telecom, Inc...................................    11,340    441,060
    GT Capital Holdings, Inc.............................    24,290    498,896
    Integrated Micro-Electronics, Inc....................   339,960     80,886
    JG Summit Holdings, Inc..............................   559,870    696,081
    Jollibee Foods Corp..................................   101,720    617,757
*   Lepanto Consolidated Mining Co....................... 1,834,182      4,656
    Lopez Holdings Corp.................................. 1,580,700    157,940
    MacroAsia Corp.......................................   130,550     47,645
    Manila Electric Co...................................    52,430    368,828
    Manila Water Co., Inc................................   615,600    325,289
    Max's Group, Inc.....................................   216,700     51,136
    Megawide Construction Corp...........................   599,274    207,144
    Megaworld Corp....................................... 4,585,900    455,367
    Metro Pacific Investments Corp....................... 4,230,200    395,430
    Metro Retail Stores Group, Inc.......................   714,000     34,806
    Metropolitan Bank & Trust Co.........................   124,713    201,308
    Nickel Asia Corp..................................... 1,391,400     65,583
    Pepsi-Cola Products Philippines, Inc.................   737,300     18,903
    Petron Corp.......................................... 1,360,500    195,328
    Philex Mining Corp...................................   199,300     15,405
*   Philippine National Bank.............................   239,042    206,526
    Philippine Stock Exchange, Inc. (The)................     5,304     18,911
    Phinma Energy Corp...................................   675,000     16,561
    Phoenix Petroleum Philippines, Inc...................   189,140     39,034
    Pilipinas Shell Petroleum Corp.......................   171,390    158,143
    PLDT, Inc., Sponsored ADR............................    11,344    281,445
    PLDT, Inc............................................    25,530    634,562
*   Prime Orion Philippines, Inc.........................   262,000     12,949
    Puregold Price Club, Inc.............................   395,030    345,141
*   PXP Energy Corp......................................    76,500     21,190
    RFM Corp.............................................   532,000     49,006

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
PHILIPPINES -- (Continued)
    Rizal Commercial Banking Corp........................   297,556 $   148,365
    Robinsons Land Corp.................................. 1,179,366     499,093
    Robinsons Retail Holdings, Inc.......................   175,350     296,045
    San Miguel Food and Beverage, Inc....................    94,470     172,314
    Security Bank Corp...................................    79,046     271,921
    Semirara Mining & Power Corp.........................   525,280     239,073
    SM Investments Corp..................................    21,215     404,705
    SM Prime Holdings, Inc...............................   991,612     727,064
    SSI Group, Inc.......................................   711,000      32,586
    STI Education Systems Holdings, Inc.................. 1,881,000      28,884
*   Top Frontier Investment Holdings, Inc................    10,142      54,576
    Union Bank Of Philippines............................   135,942     168,495
    Universal Robina Corp................................   315,640     897,691
    Vista Land & Lifescapes, Inc......................... 3,386,500     379,801
    Wilcon Depot, Inc....................................   373,900      98,598
                                                                    -----------
TOTAL PHILIPPINES........................................            18,532,471
                                                                    -----------
POLAND -- (1.8%)
    Agora SA.............................................    20,446      58,283
*   Alior Bank SA........................................    47,587     737,068
    Alumetal SA..........................................       814       8,824
    Amica SA.............................................     2,694      88,756
#*  AmRest Holdings SE...................................    21,320     225,720
    Apator SA............................................     5,949      41,135
    Asseco Poland SA.....................................    53,822     694,600
    Bank Handlowy w Warszawie SA.........................     9,443     175,580
*   Bank Millennium SA...................................   229,932     546,121
#   Bank Pekao SA........................................    20,928     622,845
*   Bioton SA............................................    23,777      32,762
*   Boryszew SA..........................................    75,701      95,783
    Budimex SA...........................................     5,973     173,584
#   CCC SA...............................................    11,877     571,857
*   CD Projekt SA........................................    27,369   1,397,602
    Ciech SA.............................................    23,153     327,024
    ComArch SA...........................................       236       9,832
*   Cyfrowy Polsat SA....................................   101,869     649,040
*   Dino Polska SA.......................................    15,010     405,164
    Elektrobudowa SA.....................................        39         319
*   Enea SA..............................................   152,494     440,002
*   Energa SA............................................    74,286     203,030
    Eurocash SA..........................................    42,724     231,174
*   Fabryki Mebli Forte SA...............................     8,318      53,402
    Famur SA.............................................   102,921     137,955
    Firma Oponiarska Debica SA...........................     1,289      30,157
*   Getin Noble Bank SA..................................   290,102      35,967
    Globe Trade Centre SA................................    60,851     152,072
    Grupa Azoty SA.......................................    18,334     182,700
    Grupa Azoty Zaklady Chemiczne Police SA..............     3,091      11,676
    Grupa Kety SA........................................     6,904     633,183
    Grupa Lotos SA.......................................    62,514   1,562,984
*   Impexmetal SA........................................    60,302      55,322
    ING Bank Slaski SA...................................     6,365     327,364
    Inter Cars SA........................................     3,017     174,861
*   Jastrzebska Spolka Weglowa SA........................    30,411     559,156
    Kernel Holding SA....................................    38,613     531,170
*   KGHM Polska Miedz SA.................................    76,057   1,929,507
    KRUK SA..............................................     6,526     293,860
    LC Corp. SA..........................................   173,386     111,687
    LPP SA...............................................       330     741,598

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
POLAND -- (Continued)
*   Lubelski Wegiel Bogdanka SA..........................   6,241 $    94,273
    mBank SA.............................................   4,686     565,843
*   Netia SA.............................................  82,111     113,682
    Neuca SA.............................................   1,790     122,177
*   Orange Polska SA..................................... 295,444     444,844
    Pfleiderer Group SA..................................   1,270      10,856
*   PGE Polska Grupa Energetyczna SA..................... 199,166     637,023
*   PKP Cargo SA.........................................  14,823     163,654
*   Polnord SA...........................................  24,222      55,305
    Polski Koncern Naftowy Orlen S.A..................... 132,521   3,733,880
    Polskie Gornictwo Naftowe i Gazownictwo SA........... 373,045     765,767
    Powszechna Kasa Oszczednosci Bank Polski SA..........  82,471     876,674
    Powszechny Zaklad Ubezpieczen SA..................... 132,351   1,590,349
*   Rafako SA............................................  30,429      13,914
    Santander Bank Polska SA.............................   4,533     456,053
    Stalexport Autostrady SA.............................  33,272      35,463
    Stalprodukt SA.......................................     658      58,437
*   Tauron Polska Energia SA............................. 613,234     392,138
*   VRG SA...............................................  66,383      68,503
    Warsaw Stock Exchange................................  11,916     128,203
    Wawel SA.............................................     227      51,345
    Zespol Elektrowni Patnow Adamow Konin SA.............   2,460       5,466
                                                                  -----------
TOTAL POLAND.............................................          25,644,575
                                                                  -----------
RUSSIA -- (1.6%)
    Etalon Group P.L.C., GDR.............................  52,035     106,826
    Etalon Group P.L.C., GDR.............................   4,553       9,334
    Gazprom PJSC, Sponsored ADR.......................... 220,702   1,079,060
    Gazprom PJSC, Sponsored ADR..........................  90,632     443,644
    Globaltrans Investment P.L.C., GDR...................  13,798     136,459
    Globaltrans Investment P.L.C., GDR...................  12,097     119,760
*   Lenta, Ltd...........................................  87,213     288,675
*   Lenta, Ltd., GDR.....................................   9,815      32,495
    Lukoil PJSC, Sponsored ADR(BYZF386)..................  23,212   1,861,602
    Lukoil PJSC, Sponsored ADR(BYZDW2900)................  20,281   1,628,512
    Magnitogorsk Iron & Steel Works PJSC, GDR............  47,794     412,700
*   Mail.Ru Group, Ltd., GDR.............................   1,271      31,356
*   Mail.Ru Group, Ltd., GDR.............................   6,985     172,390
*   Mechel PJSC, Sponsored ADR...........................  29,036      69,396
    MMC Norilsk Nickel PJSC, ADR.........................   7,018     147,448
    MMC Norilsk Nickel PJSC, ADR.........................  63,265   1,317,704
    Novatek PJSC, GDR....................................   7,884   1,446,714
    Novolipetsk Steel PJSC, GDR..........................  21,109     494,848
    Novolipetsk Steel PJSC, GDR..........................     648      15,163
    O'Key Group SA, GDR..................................   6,334       9,816
    PhosAgro PJSC, GDR...................................  24,221     330,232
    PhosAgro PJSC, GDR...................................   2,510      34,186
    Ros Agro P.L.C., GDR.................................     818      10,141
    Ros Agro P.L.C., GDR.................................   7,900      97,960
    Rosneft Oil Co. PJSC, GDR............................  86,008     537,550
    Rosneft Oil Co. PJSC, GDR............................ 126,625     791,812
    Rostelecom PJSC, Sponsored ADR.......................  10,005      65,733
    Rostelecom PJSC, Sponsored ADR.......................  19,115     127,914
    RusHydro PJSC, ADR................................... 264,397     193,970
    Sberbank of Russia PJSC, Sponsored ADR............... 205,157   2,789,880
    Sberbank of Russia PJSC, Sponsored ADR............... 240,591   3,267,226
    Severstal PJSC, GDR..................................  34,964     533,940
    Severstal PJSC, GDR..................................  11,396     173,903
    Tatneft PJSC, Sponsored ADR..........................  14,051   1,032,733

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
RUSSIA -- (Continued)
    Tatneft PJSC, Sponsored ADR..........................     9,253 $   683,334
    TMK PJSC, GDR........................................    18,979      61,587
    TMK PJSC, GDR........................................    13,562      44,031
    VEON, Ltd., ADR......................................   162,025     409,923
    VTB Bank PJSC, GDR...................................   171,074     216,375
    VTB Bank PJSC, GDR...................................   338,468     428,162
    X5 Retail Group NV, GDR..............................    24,211     638,670
    X5 Retail Group NV, GDR..............................     8,826     232,653
                                                                    -----------
TOTAL RUSSIA.............................................            22,525,817
                                                                    -----------
SINGAPORE -- (0.0%)
*   Pacc Offshore Services Holdings, Ltd.................    71,298       9,922
                                                                    -----------
SOUTH AFRICA -- (7.2%)
    Absa Group, Ltd......................................   288,955   4,055,008
*   Adcorp Holdings, Ltd.................................    61,325      92,175
    Advtech, Ltd.........................................   323,333     363,495
    AECI, Ltd............................................    85,439     572,596
    African Oxygen, Ltd..................................    62,399     129,125
*   African Phoenix Investments, Ltd.....................   282,387       9,030
    African Rainbow Minerals, Ltd........................    83,223     934,211
    Afrimat, Ltd.........................................    46,480      96,938
    Alexander Forbes Group Holdings, Ltd.................   202,587      70,946
    Allied Electronics Corp., Ltd., Class A..............    65,943      87,311
    Alviva Holdings, Ltd.................................    81,663     107,500
    Anglo American Platinum, Ltd.........................    19,267     930,015
#   AngloGold Ashanti, Ltd., Sponsored ADR...............   320,438   4,579,059
*   ArcelorMittal South Africa, Ltd......................   164,858      40,150
*   Ascendis Health, Ltd.................................   107,869      44,454
    Assore, Ltd..........................................    19,334     501,766
    Astral Foods, Ltd....................................    35,227     431,078
    Attacq, Ltd..........................................   167,162     202,277
*   Aveng, Ltd........................................... 3,030,115      11,526
    AVI, Ltd.............................................   180,140   1,266,241
    Barloworld, Ltd......................................   156,320   1,432,696
    Bid Corp., Ltd.......................................   119,206   2,558,193
    Bidvest Group, Ltd. (The)............................   204,199   3,131,835
*   Blue Label Telecoms, Ltd.............................   273,933      92,149
*   Brait SE.............................................   163,021     345,340
    Capitec Bank Holdings, Ltd...........................    17,442   1,538,548
    Cashbuild, Ltd.......................................    19,295     403,081
    Caxton and CTP Publishers and Printers, Ltd..........    26,485      16,679
    City Lodge Hotels, Ltd...............................    27,638     253,771
    Clicks Group, Ltd....................................   136,239   2,025,846
    Clover Industries, Ltd...............................   105,643     157,611
    Coronation Fund Managers, Ltd........................   136,564     425,733
#*  Curro Holdings, Ltd..................................    65,841     142,658
*   DataTec, Ltd.........................................   183,958     404,171
    Dis-Chem Pharmacies, Ltd.............................    47,395      91,700
    Discovery, Ltd.......................................   176,082   2,116,771
    DRDGOLD, Ltd., Sponsored ADR.........................     1,600       3,472
#   DRDGOLD, Ltd.........................................   216,155      49,605
*   enX Group, Ltd.......................................    10,265       9,586
*   EOH Holdings, Ltd....................................    74,757     149,381
    Exxaro Resources, Ltd................................   130,516   1,521,259
*   Famous Brands, Ltd...................................    51,937     352,589
    FirstRand, Ltd....................................... 1,315,596   6,913,161
    Foschini Group, Ltd. (The)...........................   112,559   1,441,947
    Gold Fields, Ltd.....................................    29,233     118,628

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
SOUTH AFRICA -- (Continued)
    Gold Fields, Ltd., Sponsored ADR.....................   521,793 $2,139,351
    Grand Parade Investments, Ltd........................   131,391     27,708
*   Grindrod Shipping Holdings, Ltd......................     8,149     54,177
*   Grindrod, Ltd........................................   298,451    172,342
*   Harmony Gold Mining Co., Ltd.........................   161,609    324,519
*   Harmony Gold Mining Co., Ltd., Sponsored ADR.........   152,302    301,558
    Hudaco Industries, Ltd...............................    23,402    256,268
    Hulamin, Ltd.........................................    71,054     23,985
*   Impala Platinum Holdings, Ltd........................   398,335  1,169,953
    Imperial Logistics, Ltd..............................   108,653    557,260
    Investec, Ltd........................................   100,734    663,962
    Invicta Holdings, Ltd................................    17,919     47,682
    Italtile, Ltd........................................    49,596     52,346
    JSE, Ltd.............................................    57,930    717,549
    KAP Industrial Holdings, Ltd.........................   797,097    516,204
    Kumba Iron Ore, Ltd..................................    37,443    963,798
    Lewis Group, Ltd.....................................    61,979    153,587
    Liberty Holdings, Ltd................................    99,418    803,282
    Long4Life, Ltd.......................................   229,488     77,812
    Massmart Holdings, Ltd...............................    77,310    538,738
    Merafe Resources, Ltd................................   704,578     74,353
    Metair Investments, Ltd..............................   111,669    158,036
    Metrofile Holdings, Ltd..............................    76,015     12,930
    MiX Telematics, Ltd., Sponsored ADR..................     8,700    156,600
*   MMI Holdings, Ltd....................................   729,985    924,919
    Mondi, Ltd...........................................    68,391  1,700,643
    Mpact, Ltd...........................................   120,100    194,087
#   Mr. Price Group, Ltd.................................    91,796  1,545,199
    Murray & Roberts Holdings, Ltd.......................   245,552    264,797
*   Nampak, Ltd..........................................   431,250    454,477
    Naspers, Ltd., Class N...............................    30,780  7,120,145
    Nedbank Group, Ltd...................................   135,739  2,937,765
    NEPI Rockcastle P.L.C................................    80,560    761,702
*   Northam Platinum, Ltd................................   196,332    714,852
    Novus Holdings, Ltd..................................    10,396      3,271
    Oceana Group, Ltd....................................    35,385    205,057
    Omnia Holdings, Ltd..................................    45,056    287,518
    Peregrine Holdings, Ltd..............................   177,989    245,497
    Pick n Pay Stores, Ltd...............................   206,862  1,084,370
#   Pioneer Foods Group, Ltd.............................    60,192    358,650
*   PPC, Ltd............................................. 1,097,019    459,314
    PSG Group, Ltd.......................................    60,234  1,142,262
    Raubex Group, Ltd....................................   103,405    145,408
    RCL Foods, Ltd.......................................    19,226     22,506
    Reunert, Ltd.........................................   117,278    622,684
#   Rhodes Food Group Pty, Ltd...........................    55,653     70,105
*   Royal Bafokeng Platinum, Ltd.........................    40,725     89,274
    Sanlam, Ltd..........................................   669,725  4,257,107
    Santam, Ltd..........................................    29,470    676,961
    Sappi, Ltd...........................................   363,083  2,144,954
    Sasol, Ltd...........................................    11,323    342,569
    Sasol, Ltd., Sponsored ADR...........................   128,032  3,867,847
    Shoprite Holdings, Ltd...............................   164,430  2,034,619
#*  Sibanye Gold, Ltd....................................   652,586    567,189
*   Sibanye Gold, Ltd., Sponsored ADR....................   146,127    501,217
    SPAR Group, Ltd. (The)...............................   123,722  1,866,894
    Spur Corp., Ltd......................................    43,547     74,879
#*  Stadio Holdings, Ltd.................................    55,206     16,673
    Standard Bank Group, Ltd.............................   474,450  7,009,858

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
SOUTH AFRICA -- (Continued)
#*  Steinhoff International Holdings NV.................. 643,070 $     80,566
*   Super Group, Ltd..................................... 267,571      690,867
#   Telkom SA SOC, Ltd................................... 192,751      975,260
    Tiger Brands, Ltd....................................  76,459    1,603,234
    Tongaat Hulett, Ltd..................................  82,116      311,985
    Transaction Capital, Ltd............................. 176,301      229,269
    Trencor, Ltd......................................... 107,914      238,139
    Truworths International, Ltd......................... 278,373    1,694,262
    Vodacom Group, Ltd................................... 185,510    1,688,028
    Wilson Bayly Holmes-Ovcon, Ltd.......................  33,634      353,863
    Woolworths Holdings, Ltd............................. 569,176    2,163,088
                                                                  ------------
TOTAL SOUTH AFRICA.......................................          104,929,141
                                                                  ------------
SOUTH KOREA -- (16.4%)
*   3S Korea Co., Ltd....................................   8,243       18,433
    ABco Electronics Co., Ltd............................   3,678       20,123
*   Able C&C Co., Ltd....................................   4,925       53,070
    ABOV Semiconductor Co., Ltd..........................   5,668       28,103
#*  Ace Technologies Corp................................   7,562       36,905
*   Actoz Soft Co., Ltd..................................   1,963       19,642
    Advanced Nano Products Co., Ltd......................   1,159       17,946
    Advanced Process Systems Corp........................     428       10,372
    Aekyung Petrochemical Co., Ltd.......................  10,586       85,587
    AfreecaTV Co., Ltd...................................   3,846      143,993
*   Agabang&Company......................................  21,416       78,204
    Ahn-Gook Pharmaceutical Co., Ltd.....................   3,399       31,177
    Ahnlab, Inc..........................................   1,337       60,505
#*  AIBIT Co., Ltd.......................................  14,873       14,086
    AJ Networks Co., Ltd.................................  12,026       52,712
*   AJ Rent A Car Co., Ltd...............................  11,281      120,169
*   Ajin Industrial Co., Ltd.............................   6,328       16,067
    AK Holdings, Inc.....................................   3,176      145,929
    ALUKO Co., Ltd.......................................  21,440       60,041
*   Aminologics Co., Ltd.................................  18,012       28,870
    Amorepacific Corp....................................   4,231      691,930
    AMOREPACIFIC Group...................................   4,974      307,359
*   Amotech Co., Ltd.....................................   5,009       87,214
*   Anam Electronics Co., Ltd............................   6,840       16,996
#*  Ananti, Inc..........................................   5,444      125,694
    Anapass, Inc.........................................   2,913       57,102
*   Aprogen Healthcare & Games, Inc......................  25,054       18,195
*   Aprogen KIC, Inc.....................................   2,120        5,615
*   APS Holdings Corp....................................  11,595       46,076
    Asia Cement Co., Ltd.................................     944      108,780
    ASIA Holdings Co., Ltd...............................     649       73,259
    Asia Paper Manufacturing Co., Ltd....................   3,151       92,710
*   Asiana Airlines, Inc.................................  70,735      278,065
    Atinum Investment Co., Ltd...........................  15,043       29,159
    AUK Corp.............................................  21,315       44,125
    Aurora World Corp....................................   2,940       27,280
    Austem Co., Ltd......................................   6,457       20,631
#   Autech Corp..........................................   8,440       85,370
*   Avaco Co., Ltd.......................................   3,893       23,253
    Baiksan Co., Ltd.....................................   6,975       41,031
#*  Barun Electronics Co., Ltd...........................  17,795        6,685
    Bcworld Pharm Co., Ltd...............................   1,296       27,016
    BGF Co., Ltd.........................................  26,989      192,878
    BGF retail Co., Ltd..................................   2,013      332,319
#*  BH Co., Ltd..........................................  12,339      191,138

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
*   Binex Co., Ltd.......................................  5,304 $   55,179
    Binggrae Co., Ltd....................................  2,255    139,009
*   BioSmart Co., Ltd....................................  5,234     20,237
#*  Biovill Co., Ltd..................................... 12,806     18,818
#*  BIT Computer Co., Ltd................................  4,083     18,953
    Bixolon Co., Ltd.....................................  2,642     14,056
    Bluecom Co., Ltd.....................................  6,343     24,939
    BNK Financial Group, Inc............................. 92,894    614,500
    Boditech Med, Inc....................................  3,424     34,446
#   BoKwang Industry Co., Ltd............................  7,220     41,053
    Bolak Co., Ltd.......................................  8,270     17,092
    Bookook Securities Co., Ltd..........................  2,445     46,021
#*  Boryung Medience Co., Ltd............................  1,719     15,376
*   Bosung Power Technology Co., Ltd..................... 12,851     32,650
*   Brain Contents Co., Ltd.............................. 27,608     21,615
*   Bubang Co., Ltd...................................... 14,306     30,241
    Busan City Gas Co., Ltd..............................  1,506     53,336
    BYC Co., Ltd.........................................    105     22,861
*   BYON Co., Ltd........................................  9,624     16,727
    Byucksan Corp........................................ 25,334     60,955
*   CammSys Corp......................................... 39,805     67,945
    Capro Corp........................................... 18,922     86,948
    Caregen Co., Ltd.....................................  1,154     72,791
    Cell Biotech Co., Ltd................................  2,758     70,390
*   Celltrion Pharm, Inc.................................  1,871    106,362
*   Charm Engineering Co., Ltd........................... 29,767     43,660
    Cheil Worldwide, Inc................................. 21,961    463,809
*   Chemtronics Co., Ltd.................................  3,054     16,952
    Cheryong Electric Co., Ltd...........................  2,732     26,192
    Chinyang Holdings Corp............................... 14,183     34,644
*   Choa Pharmaceutical Co...............................  4,050     17,697
    Chokwang Paint, Ltd..................................  4,183     28,332
    Chong Kun Dang Pharmaceutical Corp...................  2,695    257,777
    Chongkundang Holdings Corp...........................  1,799    103,554
    Choong Ang Vaccine Laboratory........................  2,018     33,706
*   Chorokbaem Media Co., Ltd............................ 12,910     20,553
    Chosun Refractories Co., Ltd.........................    128      9,467
    Chungdahm Learning, Inc..............................  3,558     68,152
#   CJ CGV Co., Ltd......................................  7,018    269,892
    CJ CheilJedang Corp..................................  3,765  1,160,575
    CJ Corp..............................................  8,656    939,939
    CJ ENM Co., Ltd......................................  2,862    547,069
    CJ Freshway Corp.....................................  3,084     81,053
    CJ Hello Co., Ltd.................................... 15,905    147,119
*   CJ Logistics Corp....................................  2,603    393,618
*   CJ Seafood Corp......................................  9,592     20,701
    CKD Bio Corp.........................................  1,135     22,383
    Clean & Science Co., Ltd.............................  2,765     35,457
*   CODI-M Co., Ltd...................................... 16,364     11,714
    Com2uSCorp...........................................  2,256    232,690
    Commax Co., Ltd......................................  3,464     13,240
    Coreana Cosmetics Co., Ltd...........................  6,531     27,441
    Cosmax BTI, Inc......................................  2,459     45,704
#   Cosmax, Inc..........................................  2,237    254,138
    Cosmecca Korea Co., Ltd..............................    752     18,839
*   CosmoAM&T Co., Ltd...................................  4,130     57,859
*   Cosmochemical Co., Ltd...............................  5,873     84,291
*   COSON Co., Ltd.......................................  1,962     18,120
    Coway Co., Ltd....................................... 13,932  1,049,951

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    COWELL FASHION Co., Ltd.............................. 17,951 $   75,060
    Crown Confectionery Co., Ltd.........................  1,598     15,324
    CROWNHAITAI Holdings Co., Ltd........................  4,773     51,140
*   CrucialTec Co., Ltd.................................. 32,411     30,965
    CS Wind Corp.........................................    913     22,726
*   CTC BIO, Inc.........................................  3,110     25,292
*   CTGen Co., Ltd.......................................  9,318     29,195
    Cuckoo Holdings Co., Ltd.............................    421     47,424
*   Cuckoo Homesys Co., Ltd..............................    118     18,788
*   Curexo, Inc..........................................  3,543     23,927
*   Curo Co., Ltd........................................ 32,241     15,345
*   CUROCOM Co., Ltd..................................... 18,350     23,375
    Cymechs, Inc.........................................  5,294     39,212
    D.I Corp............................................. 12,993     48,671
#   DA Technology Co., Ltd...............................  7,655     25,990
    Dae Dong Industrial Co., Ltd......................... 10,164     59,199
    Dae Han Flour Mills Co., Ltd.........................    536     88,619
    Dae Hwa Pharmaceutical Co., Ltd......................  3,709     70,475
    Dae Hyun Co., Ltd.................................... 11,147     24,938
*   Dae Won Chemical Co., Ltd............................ 18,773     30,975
    Dae Won Kang Up Co., Ltd............................. 13,768     54,575
*   Dae Young Packaging Co., Ltd......................... 31,775     40,676
    Daea TI Co., Ltd..................................... 10,645     81,501
    Daechang Co., Ltd.................................... 38,643     33,714
    Daechang Forging Co., Ltd............................    557     22,270
    Daeduck Electronics Co............................... 22,511    207,980
    Daegu Department Store...............................  3,040     32,903
    Daehan Steel Co., Ltd................................  7,550     42,790
    Dae-Il Corp..........................................  8,181     54,106
*   Daejoo Electronic Materials Co., Ltd.................  1,884     33,493
    Daekyo Co., Ltd......................................  8,911     52,741
    Daelim B&Co Co., Ltd.................................  4,387     19,705
    Daelim C&S Co., Ltd..................................  3,529     38,606
    Daelim Industrial Co., Ltd........................... 12,294  1,179,370
#*  DAEMYUNG Corp. Co., Ltd..............................  8,276     20,488
    Daeryuk Can Co., Ltd.................................  8,241     40,463
    Daesang Corp......................................... 12,237    277,759
#   Daesang Holdings Co., Ltd............................  8,544     62,540
    Daesung Energy Co., Ltd..............................  2,270     10,826
*   Daesung Industrial Co., Ltd..........................  9,382     42,413
*   Daewon Cable Co., Ltd................................ 22,526     39,059
    Daewon Media Co., Ltd................................  2,653     22,028
    Daewon Pharmaceutical Co., Ltd.......................  5,721     88,296
    Daewon San Up Co., Ltd...............................  5,449     28,475
#*  Daewoo Electronic Components Co., Ltd................ 17,408     43,122
*   Daewoo Engineering & Construction Co., Ltd........... 56,206    262,780
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.... 16,903    565,477
    Daewoong Co., Ltd....................................  8,070    133,394
#   Daewoong Pharmaceutical Co., Ltd.....................    396     69,117
    Daihan Pharmaceutical Co., Ltd.......................  2,228     75,466
    Daishin Securities Co., Ltd.......................... 17,661    184,763
*   Danal Co., Ltd....................................... 18,356     60,694
    Danawa Co., Ltd......................................  2,714     43,411
    Daou Data Corp....................................... 12,276    110,718
    Daou Technology, Inc................................. 15,049    287,182
#*  Dasan Networks, Inc..................................  7,284     42,285
    Dawonsys Co., Ltd....................................  4,711     66,825
    Dayou Automotive Seat Technology Co., Ltd............ 37,134     40,314
*   Dayou Plus Co., Ltd.................................. 20,668     16,751

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    DB Financial Investment Co., Ltd..................... 21,575 $   95,511
    DB HiTek Co., Ltd.................................... 25,265    294,536
    DB Insurance Co., Ltd................................ 29,085  1,816,356
*   DB, Inc.............................................. 72,327     62,346
    DCM Corp.............................................  1,241     12,147
*   Deutsch Motors, Inc..................................  7,028     34,030
    Development Advance Solution Co., Ltd................  9,023     79,672
    DGB Financial Group, Inc............................. 68,550    535,405
    DHP Korea Co., Ltd...................................  4,848     44,213
    Digital Chosun Co., Ltd.............................. 13,524     25,186
    Digital Power Communications Co., Ltd................  5,359     30,964
*   DIO Corp.............................................  4,269    101,141
    Display Tech Co., Ltd................................    696      2,355
    DMS Co., Ltd......................................... 10,092     46,549
    DNF Co., Ltd.........................................  6,948     50,760
    Dong A Eltek Co., Ltd................................  6,688     55,719
*   Dong Ah Tire & Rubber Co., Ltd.......................  2,864     31,172
    Dong-A ST Co., Ltd...................................    903     82,120
    Dong-Ah Geological Engineering Co., Ltd..............  4,846     94,587
    Dongbu Corp..........................................  3,827     29,918
    Dong-Il Corp.........................................    700     39,940
    Dongil Industries Co., Ltd...........................    730     38,526
#   Dongjin Semichem Co., Ltd............................ 21,378    168,049
    DongKook Pharmaceutical Co., Ltd.....................    969     49,101
    Dongkuk Industries Co., Ltd.......................... 19,628     48,709
    Dongkuk Steel Mill Co., Ltd.......................... 37,868    283,494
    Dongkuk Structures & Construction Co., Ltd........... 12,784     36,139
*   Dongnam Marine Crane Co., Ltd........................  4,508      2,393
    Dongsuh Cos., Inc....................................  4,587     79,268
    DONGSUNG Corp........................................ 11,591     54,346
*   Dongsung Finetec Co., Ltd............................  5,363     40,497
    Dongwha Enterprise Co., Ltd..........................  2,550     43,996
    Dongwha Pharm Co., Ltd...............................  9,743     86,641
    Dongwon Development Co., Ltd......................... 30,221    115,696
    Dongwon F&B Co., Ltd.................................    468    113,701
    Dongwon Industries Co., Ltd..........................    839    178,056
    Dongwon Systems Corp.................................  2,110     56,412
    Dongyang E&P, Inc....................................  3,315     28,654
*   Dongyang Steel Pipe Co., Ltd......................... 28,151     42,358
    Doosan Corp..........................................  2,551    270,434
*   Doosan Heavy Industries & Construction Co., Ltd...... 41,738    427,918
    DoubleUGames Co., Ltd................................  2,683    135,265
    Douzone Bizon Co., Ltd............................... 10,333    383,936
    DRB Holding Co., Ltd.................................  3,863     23,089
#*  Dream Security Co., Ltd..............................  5,015     17,612
    DSR Wire Corp........................................  1,764      7,486
#*  DST ROBOT Co., Ltd................................... 21,742     23,182
    DTR Automotive Corp..................................  2,675     74,322
*   Duk San Neolux Co., Ltd..............................  2,327     35,959
    DY Corp..............................................  8,382     47,503
    DY POWER Corp........................................  3,899     57,634
    e Tec E&C, Ltd.......................................  1,166     97,011
    E1 Corp..............................................  2,312    126,310
    Eagon Holdings Co., Ltd.............................. 27,333     79,397
    Eagon Industrial, Ltd................................  3,894     44,433
    Easy Bio, Inc........................................ 33,073    180,366
*   EcoBio Holdings Co., Ltd.............................  2,985     21,716
#*  Ecopro Co., Ltd......................................  6,276    184,696
    Eehwa Construction Co., Ltd..........................  2,332     18,024

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    EG Corp..............................................     493 $    6,376
*   Ehwa Technologies Information Co., Ltd............... 252,404     65,678
    Elcomtec Co., Ltd....................................   9,977     16,636
    e-LITECOM Co., Ltd...................................   5,790     34,831
    E-MART, Inc..........................................   4,149    716,667
#*  EMKOREA Co., Ltd.....................................   8,717     72,452
#   EM-Tech Co., Ltd.....................................   7,200    104,644
*   EMW Co., Ltd.........................................   3,658      6,855
*   Enerzent Co., Ltd....................................  18,802     38,752
#   ENF Technology Co., Ltd..............................   7,754     95,600
    Eo Technics Co., Ltd.................................   2,319    106,473
*   Esmo Corp............................................   2,734     17,296
    Estechpharma Co., Ltd................................   2,989     23,530
    Eugene Corp..........................................  28,810    194,530
*   Eugene Investment & Securities Co., Ltd..............  42,469    106,799
    Eugene Technology Co., Ltd...........................   7,654     81,995
#*  Eusu Holdings Co., Ltd...............................   8,871     71,753
    EVERDIGM Corp........................................   5,254     34,307
*   Exem Co., Ltd........................................   3,347      8,477
    F&F Co., Ltd.........................................   3,015    115,395
    Farmsco..............................................   9,968     75,052
*   FarmStory Co., Ltd...................................  32,468     33,939
*   Feelingk Co., Ltd....................................  20,694     37,702
#   Feelux Co., Ltd......................................  12,210    130,724
    Fila Korea, Ltd......................................  24,247  1,042,004
    Fine Semitech Corp...................................   7,015     34,571
*   Fine Technix Co., Ltd................................  10,892     19,452
*   FN Republic Co., Ltd.................................   8,069     13,861
*   FNC Entertainment Co., Ltd...........................   1,512     12,185
#*  Foosung Co., Ltd.....................................  25,877    193,078
    Fursys, Inc..........................................   1,797     49,225
    Gabia, Inc...........................................   1,822     10,778
*   Gamevil, Inc.........................................     596     29,850
    Gaon Cable Co., Ltd..................................   1,471     24,453
*   Genic Co., Ltd.......................................   2,113     14,002
*   Genie Music Corp.....................................   5,644     26,136
*   Gigalane Co., Ltd....................................  11,619     21,024
#   GMB Korea Corp.......................................   4,841     38,861
#*  GNCO Co., Ltd........................................  25,842     41,187
    GOLFZON Co., Ltd.....................................   2,400     81,156
    Golfzon Newdin Holdings Co., Ltd.....................  11,819     39,822
#*  Good People Co., Ltd.................................   5,076     29,699
    Green Cross Cell Corp................................     983     44,639
    Green Cross Corp.....................................   1,073    132,823
    Green Cross Holdings Corp............................   4,874    104,958
    GS Engineering & Construction Corp...................  20,972    888,948
    GS Global Corp.......................................  28,138     68,230
    GS Holdings Corp.....................................  35,073  1,716,665
    GS Home Shopping, Inc................................   1,176    200,765
    GS Retail Co., Ltd...................................   8,070    261,427
#*  G-SMATT GLOBAL Co., Ltd..............................  19,008     33,175
    Gwangju Shinsegae Co., Ltd...........................     441     78,960
*   GY Commerce Co., Ltd.................................   6,187      9,384
    HAESUNG DS Co., Ltd..................................   2,632     31,902
#   Haimarrow Food Service Co., Ltd......................   8,573     17,564
    Haitai Confectionery & Foods Co., Ltd................   2,525     25,108
    Halla Corp...........................................  12,823     59,525
    Halla Holdings Corp..................................   5,136    202,039
    Han Kuk Carbon Co., Ltd..............................  12,535     86,939

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    Hana Financial Group, Inc............................ 107,893 $3,879,443
*   Hana Micron, Inc.....................................  11,094     42,371
    Hana Tour Service, Inc...............................   4,607    294,085
*   Hanall Biopharma Co., Ltd............................   3,829    120,700
    Hancom MDS, Inc......................................   2,533     35,790
    Hancom, Inc..........................................   5,785     70,472
    Handok, Inc..........................................   3,587     86,240
    Handsome Co., Ltd....................................   5,125    170,310
    Hanil Cement Co., Ltd................................   1,072    137,384
    Hanil Holdings Co., Ltd..............................     878     45,968
*   Hanil Hyundai Cement Co., Ltd........................     500     23,619
*   Hanil Vacuum Co., Ltd................................  25,230     33,845
*   Hanjin Heavy Industries & Construction Co., Ltd......  45,833     51,484
*   Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd................................................   6,254     16,571
    Hanjin Kal Corp......................................   8,877    221,425
    Hanjin Transportation Co., Ltd.......................   5,352    193,877
*   Hankook Cosmetics Co., Ltd...........................   2,704     30,157
    Hankook Cosmetics Manufacturing Co., Ltd.............     456     15,396
    Hankook Shell Oil Co., Ltd...........................     457    135,899
    Hankook Tire Co., Ltd................................  26,184    984,940
    Hankuk Paper Manufacturing Co., Ltd..................   2,272     39,010
    Hanmi Semiconductor Co., Ltd.........................  11,729     84,433
    HanmiGlobal Co., Ltd.................................   3,314     35,821
    Hanon Systems........................................  45,925    530,249
    Hans Biomed Corp.....................................   1,476     33,837
    Hansae Co., Ltd......................................   3,493     64,331
    Hansae MK Co., Ltd...................................   4,458     33,002
    Hansae Yes24 Holdings Co., Ltd.......................   3,777     27,809
    Hanshin Construction.................................   5,084     81,261
    Hanshin Machinery Co.................................  11,420     25,304
    Hansol Chemical Co., Ltd.............................   5,595    427,508
    Hansol Holdings Co., Ltd.............................  23,663    106,648
    Hansol HomeDeco Co., Ltd.............................  40,610     58,565
    Hansol Paper Co., Ltd................................  11,350    175,562
*   Hansol Technics Co., Ltd.............................   9,368     63,315
#   Hanssem Co., Ltd.....................................   3,032    195,671
*   Hanwha Chemical Corp.................................  54,525  1,105,916
*   Hanwha Galleria Timeworld Co., Ltd...................   1,061     28,582
    Hanwha General Insurance Co., Ltd....................  34,477    168,410
*   Hanwha Investment & Securities Co., Ltd..............  72,927    159,196
    Hanwha Life Insurance Co., Ltd....................... 184,705    715,488
    Hanyang Eng Co., Ltd.................................   6,152     74,975
    Hanyang Securities Co., Ltd..........................   5,181     33,080
*   Harim Co., Ltd.......................................  28,296     79,368
    HB Technology Co., Ltd...............................  19,627     66,066
    HDC Holdings Co., Ltd................................  30,711    516,984
    HDC Hyundai Engineering Plastics Co., Ltd............   9,569     41,664
    HDC I-Controls Co., Ltd..............................   2,438     22,228
#*  Heung-A Shipping Co., Ltd............................  86,595     33,966
*   Heungkuk Fire & Marine Insurance Co., Ltd............  27,652    122,199
*   Hisem Co., Ltd.......................................   2,638     11,379
*   HLB POWER Co., Ltd...................................  17,741     14,548
*   HLB, Inc.............................................   4,624    313,486
*   Home Center Holdings Co., Ltd........................  28,326     47,132
*   Homecast Co., Ltd....................................   6,699     29,662
#   Hotel Shilla Co., Ltd................................  10,778    745,386
#   HS Industries Co., Ltd...............................  31,354    178,155
    HS R&A Co., Ltd......................................  24,330     45,670
*   HSD Engine Co., Ltd..................................  10,450     52,337

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Huchems Fine Chemical Corp........................... 12,690 $  262,974
*   Hugel, Inc...........................................    293     88,220
*   Humax Co., Ltd....................................... 10,256     62,258
    Humedix Co., Ltd.....................................  1,789     42,187
    Huons Co., Ltd.......................................  2,356    144,119
    Huons Global Co., Ltd................................  1,924     71,947
    Husteel Co., Ltd.....................................  2,394     27,968
    Huvis Corp...........................................  8,020     55,668
    Huvitz Co., Ltd......................................  3,233     25,143
    Hwa Shin Co., Ltd.................................... 11,649     28,695
    Hwacheon Machine Tool Co., Ltd.......................    515     19,569
*   Hwajin Co., Ltd...................................... 13,178     27,182
    Hwangkum Steel & Technology Co., Ltd.................  5,147     52,688
    HwaSung Industrial Co., Ltd..........................  4,660     64,457
#   Hy-Lok Corp..........................................  5,510     96,606
*   Hyosung Advanced Materials Corp......................  1,594    164,632
*   Hyosung Chemical Corp................................  1,136    144,619
*   Hyosung Corp.........................................  7,925    500,492
*   Hyosung TNC Co., Ltd.................................  1,540    238,582
    Hyundai BNG Steel Co., Ltd...........................  6,287     63,096
#   Hyundai Construction Equipment Co., Ltd..............  7,820    389,408
    Hyundai Corp Holdings, Inc...........................  3,086     50,022
    Hyundai Corp.........................................  3,175     90,761
    Hyundai Department Store Co., Ltd....................  4,785    411,921
    Hyundai Engineering & Construction Co., Ltd.......... 13,469    756,832
    Hyundai Glovis Co., Ltd..............................  6,140    785,060
    Hyundai Greenfood Co., Ltd........................... 20,784    257,194
*   Hyundai Heavy Industries Co., Ltd....................  7,471    934,946
*   Hyundai Heavy Industries Holdings Co., Ltd...........  3,579  1,158,477
    Hyundai Home Shopping Network Corp...................  3,460    320,507
    Hyundai Hy Communications & Networks Co., Ltd........ 24,414     90,546
    Hyundai Livart Furniture Co., Ltd....................  6,436    114,132
    Hyundai Marine & Fire Insurance Co., Ltd............. 36,849  1,236,785
#*  Hyundai Merchant Marine Co., Ltd..................... 38,273    137,979
#   Hyundai Mipo Dockyard Co., Ltd.......................  7,942    450,042
    Hyundai Mobis Co., Ltd...............................  9,390  1,902,105
    Hyundai Motor Securities Co., Ltd.................... 10,101     91,503
*   Hyundai Rotem Co., Ltd...............................  2,813     67,358
    Hyundai Steel Co..................................... 27,881  1,282,921
    Hyundai Telecommunication Co., Ltd...................  2,596     25,786
#   Hyundai Wia Corp..................................... 10,779    424,103
#   HyVision System, Inc.................................  6,172     52,773
    i3system, Inc........................................  1,104     17,318
    ICD Co., Ltd.........................................  8,052     66,653
*   i-Components Co., Ltd................................  1,634     11,403
    IDIS Holdings Co., Ltd...............................    748      9,030
    IHQ, Inc............................................. 16,278     27,784
    Iljin Diamond Co., Ltd...............................  1,011     36,741
    Iljin Display Co., Ltd............................... 16,601     57,643
    Iljin Electric Co., Ltd..............................  9,122     28,307
*   Iljin Holdings Co., Ltd.............................. 12,691     41,860
#   Iljin Materials Co., Ltd.............................  1,825     66,905
    Ilshin Spinning Co., Ltd.............................    744     64,662
*   Ilyang Pharmaceutical Co., Ltd.......................  3,037     80,046
*   IM Co., Ltd..........................................  9,895     12,503
    iMarketKorea, Inc.................................... 10,882     78,464
    InBody Co., Ltd......................................  5,197    109,003
*   Incross Co., Ltd.....................................    620      9,520
*   Industrial Bank of Korea............................. 90,903  1,164,383

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH KOREA -- (Continued)
#*  Infinitt Healthcare Co., Ltd.........................   5,114 $   29,589
*   Infraware, Inc.......................................   9,605     12,931
*   INITECH Co., Ltd.....................................   6,800     38,008
#*  InkTec Co., Ltd......................................   3,256      9,033
    Innocean Worldwide, Inc..............................   1,379     87,311
*   InnoWireless, Inc....................................   1,034     21,495
*   Innox Advanced Materials Co., Ltd....................   3,418    148,859
*   Inscobee, Inc........................................  12,164     62,060
*   Insun ENT Co., Ltd...................................  10,668     65,096
    Intelligent Digital Integrated Security Co., Ltd.....   1,165     27,186
*   Interflex Co., Ltd...................................   8,443     87,121
    Interojo Co., Ltd....................................   4,205     85,960
    Interpark Corp.......................................   4,000     19,425
    Interpark Holdings Corp..............................  25,238     56,830
    INTOPS Co., Ltd......................................   9,595    127,988
    INVENIA Co., Ltd.....................................   3,944     11,318
    Inzi Controls Co., Ltd...............................   5,217     41,035
    INZI Display Co., Ltd................................   5,255      8,829
*   Iones Co., Ltd.......................................   3,976     32,844
    IS Dongseo Co., Ltd..................................   9,489    258,584
    ISC Co., Ltd.........................................   4,726     38,643
    i-SENS, Inc..........................................   4,238     95,436
    ISU Chemical Co., Ltd................................   7,276     66,862
    IsuPetasys Co., Ltd..................................   8,407     45,090
    It's Hanbul Co., Ltd.................................   1,333     32,355
    J.ESTINA Co., Ltd....................................   5,394     43,407
#   Jahwa Electronics Co., Ltd...........................   5,727     68,903
    JASTECH, Ltd.........................................   5,041     40,974
#*  Jayjun Cosmetic Co., Ltd.............................   9,047     89,710
    JB Financial Group Co., Ltd.......................... 110,968    620,887
    JC Hyun System, Inc..................................   6,531     30,510
*   Jcontentree Corp.....................................  17,088     76,213
    Jeju Air Co., Ltd....................................   2,880     84,991
*   Jeju Semiconductor Corp..............................   8,133     28,196
*   Jeongsan Aikang Co., Ltd.............................   3,986      8,295
    Jinsung T.E.C........................................   4,782     37,713
    JLS Co., Ltd.........................................   3,636     22,827
    JS Corp..............................................   1,923     21,407
    Jusung Engineering Co., Ltd..........................  15,257     90,212
    JVM Co., Ltd.........................................   1,224     38,445
    JW Life Science Corp.................................   3,290     66,693
*   JYP Entertainment Corp...............................   8,506    220,398
*   Kakao Corp...........................................   4,181    374,564
*   Kanglim Co., Ltd.....................................   7,932     25,803
    Kangnam Jevisco Co., Ltd.............................   1,835     43,400
    KAON Media Co., Ltd..................................   7,055     53,040
*   KB Financial Group, Inc..............................  45,710  1,964,057
*   KB Financial Group, Inc., ADR........................  39,797  1,699,730
#*  KB Metal Co., Ltd....................................   9,168     19,180
    KC Co., Ltd..........................................   5,083     63,151
    KC Cottrell Co., Ltd.................................     626      3,045
    KC Green Holdings Co., Ltd...........................   7,765     29,242
    KC Tech Co., Ltd.....................................   3,975     43,663
    KCC Corp.............................................   2,473    728,150
    KCC Engineering & Construction Co., Ltd..............   4,872     38,038
    KEC Corp.............................................  46,114     47,468
    KEPCO Engineering & Construction Co., Inc............   2,230     52,557
    KEPCO Plant Service & Engineering Co., Ltd...........   6,401    195,614
    Keyang Electric Machinery Co., Ltd...................  13,591     45,843

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
*   KEYEAST Co., Ltd..................................... 36,566 $   89,968
    KG Chemical Corp.....................................  4,943     74,914
    KG Eco Technology Service Co., Ltd................... 10,678     31,690
    Kginicis Co., Ltd....................................  7,408     98,332
    KGMobilians Co., Ltd.................................  6,433     45,842
*   KH Vatec Co., Ltd....................................  5,721     48,459
    KINX, Inc............................................    817     15,378
    KISCO Corp........................................... 13,200     68,068
    KISCO Holdings Co., Ltd..............................  4,668     58,184
    Kishin Corp..........................................    757      2,566
    KISWIRE, Ltd.........................................  4,465    102,536
*   Kiwi Media Group Co., Ltd............................ 93,125     31,734
#   KIWOOM Securities Co., Ltd...........................  5,087    395,846
*   KleanNara Co., Ltd...................................  5,290     16,605
    KL-Net Corp..........................................  4,538     12,368
    KM Corp..............................................  1,874     12,601
    KMH Co., Ltd.........................................  9,025     65,323
    Kocom Co., Ltd.......................................  5,992     37,147
    Kodaco Co., Ltd...................................... 19,992     45,348
    Koentec Co., Ltd.....................................  3,987     26,451
    Koh Young Technology, Inc............................  3,433    253,731
    Kolmar BNH Co., Ltd..................................  4,641     96,784
    Kolon Corp...........................................  3,501    105,225
    Kolon Global Corp....................................  4,114     30,741
    Kolon Industries, Inc................................  7,110    380,332
*   Kolon Life Science, Inc..............................    741     47,587
    Kolon Plastic, Inc...................................  3,778     21,746
    KoMiCo, Ltd..........................................  2,410     53,762
*   KONA I Co., Ltd......................................  3,617     39,056
    Korea Asset In Trust Co., Ltd........................ 25,144    100,496
    Korea Autoglass Corp.................................  5,235     63,117
    Korea Cast Iron Pipe Industries Co., Ltd.............  4,507     40,360
*   Korea Circuit Co., Ltd...............................  7,389     40,415
    Korea District Heating Corp..........................  1,606     83,342
#*  Korea Electric Power Corp., Sponsored ADR............ 64,765    992,847
*   Korea Electric Power Corp............................ 13,621    420,936
    Korea Electric Terminal Co., Ltd.....................  3,824    144,940
    Korea Electronic Certification Authority, Inc........  4,271     17,342
    Korea Electronic Power Industrial Development Co.,
      Ltd................................................  5,312     17,604
*   Korea Flange Co., Ltd................................ 11,755     18,883
*   Korea Gas Corp....................................... 10,715    522,200
*   Korea Information & Communications Co., Ltd..........  7,042     57,945
    Korea Information Certificate Authority, Inc.........  3,853     14,582
    Korea Investment Holdings Co., Ltd................... 17,308  1,003,831
    Korea Kolmar Co., Ltd................................  1,724    104,623
    Korea Kolmar Holdings Co., Ltd.......................  3,038     84,810
#*  Korea Line Corp......................................  8,378    181,672
*   Korea Materials & Analysis Corp......................  2,130     23,714
    Korea Petrochemical Ind Co., Ltd.....................  2,253    344,445
    Korea Real Estate Investment & Trust Co., Ltd........ 70,388    167,475
    Korea Zinc Co., Ltd..................................  2,158    854,574
    Korean Air Lines Co., Ltd............................ 31,301  1,025,294
    Korean Reinsurance Co................................ 61,443    496,512
    Kortek Corp..........................................  6,043     79,258
    KPX Chemical Co., Ltd................................  1,352     64,436
    KSIGN Co., Ltd....................................... 12,339     14,224
    KSS LINE, Ltd........................................  8,802     52,432
*   KT Corp., Sponsored ADR.............................. 12,498    172,722
*   KT Hitel Co., Ltd....................................  7,684     39,100

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    KT Skylife Co., Ltd..................................  14,019 $  142,624
    KT Submarine Co., Ltd................................   5,549     17,572
*   KTB Investment & Securities Co., Ltd.................  28,284     83,975
    KTCS Corp............................................  20,566     48,480
    Ktis Corp............................................  11,445     28,718
    Kukbo Design Co., Ltd................................   2,197     28,533
    Kukdo Chemical Co., Ltd..............................   1,792     80,639
    Kukdong Oil & Chemicals Co., Ltd.....................   8,320     26,021
    Kumho Industrial Co., Ltd............................   8,245     97,046
    Kumho Petrochemical Co., Ltd.........................   7,777    630,748
*   Kumho Tire Co., Inc..................................  35,754    163,631
    Kumkang Kind Co., Ltd................................   1,390     28,397
*   Kwang Myung Electric Co., Ltd........................  10,184     27,896
*   Kyeryong Construction Industrial Co., Ltd............   4,158     96,419
    Kyobo Securities Co., Ltd............................  11,174     99,100
    Kyongbo Pharmaceutical Co., Ltd......................   4,877     46,241
#   Kyung Dong Navien Co., Ltd...........................   2,219     85,311
*   Kyung Nam Pharm Co., Ltd.............................   3,082      8,933
    Kyungbang Co., Ltd...................................   5,609     55,378
    Kyungchang Industrial Co., Ltd.......................   3,466      5,059
    KyungDong City Gas Co., Ltd..........................   1,202     42,323
    KyungDong Invest Co., Ltd............................     487     19,314
#   Kyungdong Pharm Co., Ltd.............................  10,078     96,950
    Kyung-In Synthetic Corp..............................   6,370     35,659
#   L&F Co., Ltd.........................................   6,591    203,511
#*  LB Semicon, Inc......................................  21,559     82,032
    LEADCORP, Inc. (The).................................   9,025     45,931
*   Leaders Cosmetics Co., Ltd...........................   4,836     50,078
    LEENO Industrial, Inc................................   4,357    196,252
*   Leenos Corp..........................................   7,490     14,503
    LF Corp..............................................  12,707    282,701
    LG Chem, Ltd.........................................  10,642  3,530,417
#*  LG Display Co., Ltd., ADR............................ 172,648  1,460,602
*   LG Display Co., Ltd..................................  75,877  1,292,385
    LG Hausys, Ltd.......................................   3,869    243,632
    LG Household & Health Care, Ltd......................   2,263  2,574,787
    LG Innotek Co., Ltd..................................   7,418    655,110
    LG International Corp................................  19,290    300,215
    LG Uplus Corp........................................  51,717    702,941
    Lion Chemtech Co., Ltd...............................   2,935     25,385
*   Liveplex Co., Ltd....................................  45,313     38,669
    LMS Co., Ltd.........................................   3,047     17,626
    Lock & Lock Co., Ltd.................................   3,721     66,902
*   LONGTU KOREA, Inc....................................   2,910     10,789
    LOT Vacuum Co., Ltd..................................   6,503     46,655
    Lotte Chemical Corp..................................  10,042  2,716,100
*   Lotte Corp...........................................   4,279    201,767
    LOTTE Fine Chemical Co., Ltd.........................   8,569    350,400
    Lotte Food Co., Ltd..................................     160     91,988
    LOTTE Himart Co., Ltd................................   5,021    228,669
    Lotte Non-Life Insurance Co., Ltd....................  39,836     96,544
    Lotte Shopping Co., Ltd..............................   2,480    437,446
*   Lotte Tour Development Co., Ltd......................   2,143     28,180
    LS Corp..............................................   7,527    389,005
*   Lumens Co., Ltd......................................  26,924     75,579
    Lutronic Corp........................................   2,913     24,812
    LVMC Holdings........................................  18,095     44,204
    Macquarie Korea Infrastructure Fund.................. 108,726    965,466
*   Macrogen, Inc........................................   2,867     79,921

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    Maeil Holdings Co., Ltd..............................   5,094 $   50,587
*   Magicmicro Co., Ltd..................................   5,200     14,487
    Mando Corp...........................................  17,448    533,713
*   Maniker Co., Ltd.....................................  14,943     10,988
    Mcnex Co., Ltd.......................................   7,663    101,813
*   ME2ON Co., Ltd.......................................  11,945     66,766
    Medy-Tox, Inc........................................   1,739    814,523
    Meerecompany, Inc....................................   1,694     85,795
    MegaStudy Co., Ltd...................................   3,816     36,124
    MegaStudyEdu Co., Ltd................................   3,460     99,762
#*  Melfas, Inc..........................................   5,636     10,640
    Meritz Financial Group, Inc..........................  20,520    228,327
    Meritz Fire & Marine Insurance Co., Ltd..............  33,955    677,891
    Meritz Securities Co., Ltd........................... 155,069    640,736
    META BIOMED Co., Ltd.................................   6,026     17,257
*   Mgame Corp...........................................   5,065     14,608
    Mi Chang Oil Industrial Co., Ltd.....................     382     26,432
#   MiCo, Ltd............................................  17,220    127,133
    Minwise Co., Ltd.....................................   4,370     78,883
    Mirae Asset Daewoo Co., Ltd.......................... 147,057  1,008,158
    Mirae Asset Life Insurance Co., Ltd..................  57,425    250,938
*   Mirae Corp........................................... 120,280     19,173
    Miwon Chemicals Co., Ltd.............................     571     20,703
    Miwon Specialty Chemical Co., Ltd....................     617     35,772
    MK Electron Co., Ltd.................................  10,839     89,551
*   MNTech Co., Ltd......................................   8,025     26,780
    Mobase Co., Ltd......................................   7,531     29,033
*   Moda-InnoChips Co., Ltd..............................   2,027     15,698
#   Modetour Network, Inc................................   6,258    139,409
    Monalisa Co., Ltd....................................   4,836     16,446
    Moorim P&P Co., Ltd..................................  15,640     84,469
    Moorim Paper Co., Ltd................................  14,496     39,013
    Motonic Corp.........................................   2,476     26,021
*   MP Group, Inc........................................   9,820      2,176
    MP Hankang Co., Ltd..................................   4,644      6,891
    Multicampus Corp.....................................     719     33,813
#   MyungMoon Pharm Co., Ltd.............................   4,296     22,001
#   Namhae Chemical Corp.................................   4,295     54,460
#*  Namsun Aluminum Co., Ltd.............................  30,532     78,711
    Namyang Dairy Products Co., Ltd......................     213    120,883
*   NanoenTek, Inc.......................................   6,677     30,899
    Nasmedia Co., Ltd....................................   2,360     73,253
    NAVER Corp...........................................  26,540  3,253,420
    NCSoft Corp..........................................   3,833  1,614,012
    NeoPharm Co., Ltd....................................   2,235     89,709
*   Neowiz...............................................   5,131     59,387
*   NEOWIZ HOLDINGS Corp.................................   3,627     37,435
#   NEPES Corp...........................................  14,371    156,806
#   Netmarble Corp.......................................   2,207    213,009
*   Neuros Co., Ltd......................................   3,123     26,792
    New Power Plasma Co., Ltd............................   1,000     13,046
    Nexen Corp...........................................  14,528     77,775
#   Nexen Tire Corp......................................  22,629    200,668
#*  Nexon GT Co., Ltd....................................   2,628     32,284
*   Next Entertainment World Co., Ltd....................   3,907     16,564
    NextEye Co., Ltd.....................................   7,648     15,837
    Nexturn Co., Ltd.....................................   3,593     39,130
    NH Investment & Securities Co., Ltd..................  70,787    891,680
*   NHN Entertainment Corp...............................   6,066    323,346

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
    NHN KCP Corp.........................................  7,219 $ 84,604
    NICE Holdings Co., Ltd...............................  8,250  132,889
    Nice Information & Telecommunication, Inc............  4,125   72,880
    NICE Information Service Co., Ltd.................... 21,377  197,705
#   NICE Total Cash Management Co., Ltd.................. 11,894   97,849
*   NK Co., Ltd.......................................... 30,243   57,733
    Nong Shim Holdings Co., Ltd..........................  1,109   80,488
    Nong Woo Bio Co., Ltd................................  5,177   62,586
    NongShim Co., Ltd....................................    878  220,754
    Noroo Holdings Co., Ltd..............................  1,493   18,834
    NOROO Paint & Coatings Co., Ltd......................  3,900   32,683
    NPC..................................................    363    1,267
    NS Shopping Co., Ltd.................................  8,130   99,137
    Nuri Telecom Co., Ltd................................  4,947   29,119
*   NUTRIBIOTECH Co., Ltd................................  4,988   70,805
    OCI Co., Ltd.........................................  9,063  876,009
*   Omnisystem Co., Ltd.................................. 14,815   26,768
#   Openbase, Inc........................................ 13,127   28,573
    Opto Device Technology Co., Ltd......................  5,298   28,081
#   OPTRON-TEC, Inc...................................... 12,673   58,130
*   Orbitech Co., Ltd....................................  2,100    9,974
    Orion Corp...........................................  2,406  245,691
    Orion Holdings Corp.................................. 14,570  247,761
*   OSANGJAIEL Co., Ltd..................................  4,152   29,276
*   Osstem Implant Co., Ltd..............................  4,353  217,945
#*  Osung Advanced Materials Co., Ltd.................... 13,153   25,237
    Ottogi Corp..........................................    152  106,576
    Paik Kwang Industrial Co., Ltd.......................  8,646   21,672
*   Pan Ocean Co., Ltd................................... 70,864  289,761
#   Pan-Pacific Co., Ltd................................. 13,908   32,264
    Partron Co., Ltd..................................... 13,959  113,883
#*  Paru Co., Ltd........................................  9,531   25,376
*   Paxnet Co., Ltd......................................  1,480    8,941
*   People & Technology, Inc.............................  2,381   26,249
    PHARMA RESEARCH PRODUCTS Co., Ltd....................    787   23,990
*   PNE Solution Co., Ltd................................  3,058   35,319
    Poongsan Holdings Corp...............................  2,233   75,903
#   Posco M-Tech Co., Ltd................................ 14,118  132,525
*   Power Logics Co., Ltd................................ 19,907  133,075
#   Protec Co., Ltd......................................  3,174   46,296
    PSK, Inc.............................................  8,961  109,736
    Pulmuone Co., Ltd....................................    651   49,732
    Pyeong Hwa Automotive Co., Ltd.......................  7,337   54,115
*   RaonSecure Co., Ltd.................................. 12,259   26,159
    Rayence Co., Ltd.....................................  1,915   26,726
*   Redrover Co., Ltd.................................... 16,095   27,459
    Reyon Pharmaceutical Co., Ltd........................  1,974   27,119
    RFHIC Corp...........................................    853   19,837
    RFTech Co., Ltd......................................  9,416   48,854
#   Robostar Co., Ltd....................................  1,376   28,320
    S Net Systems, Inc...................................  4,731   17,613
    S&S Tech Corp........................................  5,602   24,212
*   S&T Corp.............................................    709    7,756
    S&T Holdings Co., Ltd................................  5,377   63,150
    S&T Motiv Co., Ltd...................................  7,936  243,287
*   S.Y. Panel Co., Ltd..................................  2,999   17,259
    S-1 Corp.............................................  6,246  577,145
    Sajo Industries Co., Ltd.............................  1,681   93,126
*   Sajodongaone Co., Ltd................................ 17,467   20,446

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
*   SAJOHAEPYO Corp......................................       466 $     4,451
    Sam Young Electronics Co., Ltd.......................     6,567      73,395
    Sam Yung Trading Co., Ltd............................     7,608     101,678
#   Sambo Motors Co., Ltd................................     7,570      57,556
    Sambon Precision & Electronics Co., Ltd..............     7,374      23,976
    Samchully Co., Ltd...................................     1,407     127,200
    Samchuly Bicycle Co., Ltd............................     5,258      31,815
    Samho Development Co., Ltd...........................    12,485      66,573
*   Samho International Co., Ltd.........................     2,508      35,034
    SAMHWA Paints Industrial Co., Ltd....................     6,914      44,290
    Samick Musical Instruments Co., Ltd..................    37,691      66,107
    Samick THK Co., Ltd..................................     4,280      47,525
    Samji Electronics Co., Ltd...........................     5,823      56,038
    Samjin Pharmaceutical Co., Ltd.......................     5,142     177,373
    Samkee Automotive Co., Ltd...........................    12,204      34,143
    Samkwang Glass Co., Ltd..............................     1,841      57,141
    Sammok S-Form Co., Ltd...............................     5,447      70,976
    SAMPYO Cement Co., Ltd...............................    24,449     113,343
    Samsung C&T Corp.....................................    10,583   1,144,991
    Samsung Card Co., Ltd................................    10,692     320,339
#   Samsung Electro-Mechanics Co., Ltd...................    18,691   1,829,193
    Samsung Electronics Co., Ltd., GDR...................    16,921  17,438,366
    Samsung Electronics Co., Ltd......................... 1,022,602  42,636,478
    Samsung Electronics Co., Ltd., GDR...................     1,085   1,116,465
*   Samsung Engineering Co., Ltd.........................    21,998     332,510
    Samsung Fire & Marine Insurance Co., Ltd.............    13,337   3,272,326
*   Samsung Heavy Industries Co., Ltd....................   186,044   1,528,204
    Samsung Life Insurance Co., Ltd......................    14,960   1,189,518
*   Samsung Pharmaceutical Co., Ltd......................    18,209      45,051
    Samsung SDI Co., Ltd.................................     7,205   1,454,319
    Samsung SDS Co., Ltd.................................     4,456     899,318
    Samsung Securities Co., Ltd..........................    22,335     674,243
    SAMT Co., Ltd........................................    28,486      41,714
#   Samwha Capacitor Co., Ltd............................     4,575     270,654
#   Samwha Electric Co., Ltd.............................     1,429      31,468
    Samyang Corp.........................................     2,085     113,319
    Samyang Foods Co., Ltd...............................     1,141      70,865
    Samyang Holdings Corp................................     2,318     173,706
    Samyang Tongsang Co., Ltd............................     1,031      41,252
    Sang-A Frontec Co., Ltd..............................     2,384      37,769
*   Sangbo Corp..........................................     7,260      13,409
*   Sangsangin Co., Ltd..................................    19,165     302,202
    Sangsin Brake........................................     6,230      24,262
    Sangsin Energy Display Precision Co., Ltd............     3,457      40,872
    SaraminHR Co., Ltd...................................     1,626      27,659
    SAVEZONE I&C Corp....................................     8,459      29,182
*   SBI Investment Korea Co., Ltd........................    24,785      16,315
*   SBS Media Holdings Co., Ltd..........................    31,737      64,781
*   SBW..................................................    69,888      69,137
*   S-Connect Co., Ltd...................................    38,692      66,256
    SD Biotechnologies Co., Ltd..........................     2,244      18,635
*   SDN Co., Ltd.........................................    13,861      21,152
    Seah Besteel Corp....................................     8,346     133,390
    SeAH Holdings Corp...................................       419      36,310
*   SeAH Steel Corp......................................     1,031      62,480
    SeAH Steel Holdings Corp.............................     1,150      54,129
    Sebang Co., Ltd......................................     7,197      81,218
    Sebang Global Battery Co., Ltd.......................     4,466     150,359
    Sebo Manufacturing Engineer Corp.....................     1,867      15,975

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SOUTH KOREA -- (Continued)
*   Seegene, Inc.........................................   4,985 $    85,160
#   Sejong Industrial Co., Ltd...........................   6,842      50,252
*   Sejong Telecom, Inc.................................. 163,379      73,436
*   Sekonix Co., Ltd.....................................   5,506      39,743
    Sempio Foods Co......................................     730      19,287
    Semyung Electric Machinery Co., Ltd..................   3,019      22,601
    S-Energy Co., Ltd....................................   5,092      28,639
*   Seobu T&D............................................  12,773      99,107
    Seohan Co., Ltd......................................  55,168     103,588
    Seohee Construction Co., Ltd.........................  97,637     115,052
    Seojin System Co., Ltd...............................   2,390      38,643
    Seoul Auction Co., Ltd...............................   1,819      14,582
    Seoul Pharma Co., Ltd................................   2,126      15,185
    Seoul Semiconductor Co., Ltd.........................  21,943     469,823
*   Seouleaguer Co., Ltd.................................   5,589      13,907
    SEOWONINTECH Co., Ltd................................   5,769      24,532
    Seoyon Co., Ltd......................................   6,326      24,741
    Seoyon E-Hwa Co., Ltd................................   8,658      40,686
#*  Sewon Cellontech Co., Ltd............................   9,299      30,993
    Sewon Precision Industry Co., Ltd....................   1,917      12,935
    SEWOONMEDICAL Co., Ltd...............................  10,144      35,678
    SFA Engineering Corp.................................  11,222     414,033
*   SFA Semicon Co., Ltd.................................  53,773      78,962
*   SFC Co., Ltd.........................................   4,742      12,564
*   SG Corp..............................................  81,492      60,034
*   SG&G Corp............................................  11,339      24,140
*   SGA Co., Ltd.........................................  29,893      15,263
    SH Energy & Chemical Co., Ltd........................  48,215      51,503
    Shindaeyang Paper Co., Ltd...........................   1,105      67,253
*   Shinhan Financial Group Co., Ltd.....................  45,616   1,764,339
*   Shinhan Financial Group Co., Ltd., ADR...............  15,552     598,441
    Shinil Industrial Co., Ltd...........................  27,475      35,594
    Shinsegae Engineering & Construction Co., Ltd........   2,043      47,647
    Shinsegae Food Co., Ltd..............................     986      80,087
    Shinsegae Information & Communication Co., Ltd.......     469      52,513
    Shinsegae International, Inc.........................     506      98,674
    Shinsegae, Inc.......................................   3,231     771,566
*   Shinsung E&G Co., Ltd................................  65,534      67,106
*   Shinsung Tongsang Co., Ltd...........................  28,440      24,989
*   Shinwha Intertek Corp................................  14,111      21,988
*   Shinwon Construction Co., Ltd........................   3,359      14,900
#*  Shinwon Corp.........................................  24,874      66,569
    Shinyoung Securities Co., Ltd........................   2,196     117,443
    SHOWBOX Corp.........................................  22,337      64,326
*   Signetics Corp.......................................  34,301      38,513
    SIGONG TECH Co., Ltd.................................   4,127      25,100
    Silicon Works Co., Ltd...............................   2,447      85,145
    Silla Co., Ltd.......................................   3,816      48,064
    SIMMTECH Co., Ltd....................................  11,749      78,359
    SIMPAC, Inc..........................................   9,760      25,419
    Sindoh Co., Ltd......................................   3,304     142,487
    SK Bioland Co., Ltd..................................   2,817      39,691
    SK D&D Co., Ltd......................................   3,180      84,778
    SK Discovery Co., Ltd................................   7,353     191,788
    SK Gas, Ltd..........................................   2,477     183,617
    SK Holdings Co., Ltd.................................  10,345   2,457,337
    SK Hynix, Inc........................................ 243,551  16,286,187
    SK Innovation Co., Ltd...............................  15,547   2,639,076
    SK Materials Co., Ltd................................   2,534     355,625

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    SK Networks Co., Ltd.................................  98,273 $  525,251
*   SK Securities Co., Ltd............................... 212,632    142,461
    SK Telecom Co., Ltd., Sponsored ADR..................   6,344    161,074
    SK Telecom Co., Ltd..................................   3,393    785,508
    SKC Co., Ltd.........................................  10,553    368,584
*   SKC Solmics Co., Ltd.................................  17,800     55,278
*   SKCKOLONPI, Inc......................................   5,680    177,543
    SL Corp..............................................   9,389    170,630
*   SM Culture & Contents Co., Ltd.......................   6,924     13,221
#*  SM Entertainment Co..................................   2,481    107,534
#*  S-MAC Co., Ltd.......................................  30,774     28,933
    SMCore, Inc..........................................   1,609     14,603
    SMEC Co., Ltd........................................  10,746     27,662
*   SNU Precision Co., Ltd...............................   5,420     15,121
    S-Oil Corp...........................................  15,017  1,414,020
*   Solborn, Inc.........................................   6,999     29,819
*   Solid, Inc...........................................  20,361     57,443
    Songwon Industrial Co., Ltd..........................   4,146     82,391
    Soulbrain Co., Ltd...................................   6,239    285,902
    SPC Samlip Co., Ltd..................................   1,112    117,152
    SPG Co., Ltd.........................................   5,560     39,516
    Spigen Korea Co., Ltd................................   1,132     65,707
    Ssangyong Cement Industrial Co., Ltd.................  44,043    263,136
    ST Pharm Co., Ltd....................................   3,465     59,545
    Suheung Co., Ltd.....................................   3,327     76,603
    Sun Kwang Co., Ltd...................................   2,751     43,665
*   Sunchang Corp........................................   4,035     21,672
*   SundayToz Corp.......................................   1,704     33,886
    Sung Bo Chemicals Co., Ltd...........................   5,109     25,583
#   Sung Kwang Bend Co., Ltd.............................  11,782    126,995
*   Sungchang Enterprise Holdings, Ltd...................  30,377     60,269
    Sungdo Engineering & Construction Co., Ltd...........   7,793     36,373
#*  Sungshin Cement Co., Ltd.............................   9,439    119,105
    Sungwoo Hitech Co., Ltd..............................  34,636    128,333
#*  Sunjin Co., Ltd......................................   7,779     81,788
*   Sunny Electronics Corp...............................   5,164     12,163
*   Suprema HQ, Inc......................................   1,525     10,053
*   Suprema, Inc.........................................   1,413     32,996
#*  Synopex, Inc.........................................  41,914    134,257
    Systems Technology, Inc..............................   6,960     73,216
    Tae Kyung Industrial Co., Ltd........................   5,933     30,042
    Taekwang Industrial Co., Ltd.........................     240    293,117
*   Taewoong Co., Ltd....................................   6,419     65,509
    Taeyoung Engineering & Construction Co., Ltd.........  26,703    321,297
*   Taihan Electric Wire Co., Ltd........................  56,361     56,971
#*  Taihan Fiberoptics Co., Ltd..........................  15,758     73,628
*   Taihan Textile Co., Ltd..............................     945     11,840
    Tailim Packaging Co., Ltd............................   8,783     31,362
*   TBH Global Co., Ltd..................................   9,861     26,839
    TechWing, Inc........................................   9,031     80,349
    Telechips, Inc.......................................   2,727     23,974
*   Tellus Co., Ltd......................................  24,906     23,323
    Tera Semicon Co., Ltd................................   5,717     88,845
    TES Co., Ltd.........................................   9,398    116,903
    Tesna Co., Ltd.......................................   3,579     89,011
*   Thinkware Systems Corp...............................   3,694     26,210
*   TK Chemical Corp.....................................  26,714     65,474
    TK Corp..............................................   3,626     41,384
*   TOBESOFT Co., Ltd....................................   3,748     16,926

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    Tokai Carbon Korea Co., Ltd..........................   2,655 $  129,230
    Tongyang Life Insurance Co., Ltd.....................  27,834    123,136
    Tongyang, Inc........................................  61,692    112,285
    Tonymoly Co., Ltd....................................   1,924     22,626
    Top Engineering Co., Ltd.............................   7,182     50,903
#*  Toptec Co., Ltd......................................  10,675    105,933
    Tovis Co., Ltd.......................................   8,227     52,196
    TS Corp..............................................   1,940     35,097
*   T'way Holdings, Inc..................................  23,154     54,574
    UBCare Co., Ltd......................................   6,063     25,010
#*  Ubiquoss Holdings, Inc...............................   5,651     46,273
    Ubiquoss, Inc........................................   1,088     35,031
#*  Ugint Co., Ltd.......................................  45,652     32,388
    UIL Co., Ltd.........................................   5,829     26,550
    Uju Electronics Co., Ltd.............................   3,162     23,765
#*  Unick Corp...........................................   5,571     51,756
    Unid Co., Ltd........................................   3,325    140,783
    Union Semiconductor Equipment & Materials Co., Ltd...  17,865     72,051
    Uniquest Corp........................................   5,700     34,993
*   Unison Co., Ltd......................................  23,914     32,987
    UniTest, Inc.........................................  10,206    133,442
    Value Added Technology Co., Ltd......................   4,168     87,065
    Very Good Tour Co., Ltd..............................   1,852     14,811
    Viatron Technologies, Inc............................   4,608     45,546
    Vieworks Co., Ltd....................................   3,125     96,571
#   Visang Education, Inc................................   4,557     28,686
*   Vitzrocell Co., Ltd..................................   4,814     47,786
#*  VitzroSys Co., Ltd...................................  16,378     10,825
*   W Holding Co., Ltd...................................  65,827     34,111
*   Webzen, Inc..........................................   4,355     79,084
*   Welcron Co., Ltd.....................................   7,245     22,769
    WeMade Entertainment Co., Ltd........................   1,592     54,575
    Whanin Pharmaceutical Co., Ltd.......................   3,902     68,105
*   WillBes & Co. (The)..................................  38,655     50,568
#   Winix, Inc...........................................   4,338     66,246
    Wins Co., Ltd........................................   1,654     19,371
#   WiSoL Co., Ltd.......................................  13,375    189,449
*   WIZIT Co., Ltd.......................................  27,174     29,808
*   Won Ik Corp..........................................   5,765     24,481
*   WONIK CUBE Corp......................................   9,926     25,838
*   Wonik Holdings Co., Ltd..............................  21,934     83,331
    WONIK IPS Co., Ltd...................................  15,235    315,328
*   Wonik Materials Co., Ltd.............................   3,253     66,749
*   Wonik QnC Corp.......................................   6,172     70,207
*   Woongjin Co., Ltd....................................  34,798     73,766
*   Woongjin Energy Co., Ltd.............................   6,224     10,275
#   Woongjin Thinkbig Co., Ltd...........................  33,387     99,890
*   Woori Bank........................................... 159,970  2,154,263
    Woori Financial Group, Inc...........................   3,393    137,077
*   Woori Investment Bank Co., Ltd.......................  90,095     63,978
*   Woori Technology, Inc................................  31,424     36,193
*   Wooridul Pharmaceutical, Ltd.........................   2,913     22,495
*   Woorison F&G Co., Ltd................................  18,507     28,632
    Woory Industrial Co., Ltd............................   2,475     77,438
    Wooshin Systems Co., Ltd.............................   3,708     21,857
    Woosu AMS Co., Ltd...................................   3,430     17,829
    WooSung Feed Co., Ltd................................  14,799     38,903
    Worldex Industry & Trading Co., Ltd..................   1,798      8,421
    Y G-1 Co., Ltd.......................................  13,598    136,235

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
SOUTH KOREA -- (Continued)
*   YeaRimDang Publishing Co., Ltd.......................  10,304 $     57,725
*   Yest Co., Ltd........................................     735        5,663
    YG Entertainment, Inc................................   1,934       75,889
*   YG PLUS..............................................   6,480       11,986
*   YIK Corp.............................................   5,142       17,353
*   YJM Games Co., Ltd...................................  15,504       30,809
    YMC Co., Ltd.........................................   7,954       46,953
    Yong Pyong Resort Co., Ltd...........................  12,765      106,689
*   Yonwoo Co., Ltd......................................     401        7,601
    Yoosung Enterprise Co., Ltd..........................  10,361       26,890
    YooSung T&S Co., Ltd.................................   7,040       22,038
    Youlchon Chemical Co., Ltd...........................   5,081       68,507
*   Young In Frontier Co., Ltd...........................   3,776       20,148
    Young Poong Corp.....................................     181      124,886
    Young Poong Precision Corp...........................   6,555       56,651
*   Youngone Corp........................................   8,063      251,264
    Youngone Holdings Co., Ltd...........................   3,692      204,912
*   Yuanta Securities Korea Co., Ltd.....................  60,091      185,841
    YuHwa Securities Co., Ltd............................     957       10,879
*   Yujin Robot Co., Ltd.................................   4,869       17,955
*   Yungjin Pharmaceutical Co., Ltd......................  15,980       93,525
*   Yuyang DNU Co., Ltd..................................   7,626       56,660
    Zeus Co., Ltd........................................   3,176       35,924
                                                                  ------------
TOTAL SOUTH KOREA........................................          237,652,323
                                                                  ------------
TAIWAN -- (15.9%)
    ABC Taiwan Electronics Corp..........................  60,930       48,519
    Ability Enterprise Co., Ltd.......................... 167,508       75,799
#   Ability Opto-Electronics Technology Co., Ltd.........  46,891       74,359
    AcBel Polytech, Inc.................................. 164,685      109,199
    Accton Technology Corp............................... 179,858      647,302
    Acer, Inc............................................ 917,287      598,054
    ACES Electronic Co., Ltd.............................  56,000       42,690
*   Acon Holding, Inc.................................... 122,000       23,396
    Acter Co., Ltd.......................................  30,300      173,070
*   Action Electronics Co., Ltd.......................... 103,000       20,748
    Actron Technology Corp...............................  40,000      143,702
    A-DATA Technology Co., Ltd...........................  98,605      133,483
    Addcn Technology Co., Ltd............................  10,000       82,866
    Adlink Technology, Inc...............................  70,814      110,088
    Advanced Ceramic X Corp..............................  20,000      162,536
    Advanced International Multitech Co., Ltd............  82,000      100,348
*   Advanced Lithium Electrochemistry Cayman Co., Ltd....  62,000       36,781
    Advanced Optoelectronic Technology, Inc..............  49,000       26,058
#   Advanced Wireless Semiconductor Co...................  71,000      101,978
    Advancetek Enterprise Co., Ltd....................... 105,908       53,451
    Advantech Co., Ltd...................................  74,607      562,598
    Aerospace Industrial Development Corp................ 325,000      360,699
*   AGV Products Corp.................................... 288,172       65,475
    Airtac International Group...........................  54,078      637,811
    Alchip Technologies, Ltd.............................  30,000       78,244
    Alcor Micro Corp.....................................  17,000        9,638
*   ALI Corp............................................. 174,000       65,689
    All Ring Tech Co., Ltd...............................  35,000       53,096
    Allied Circuit Co., Ltd..............................  12,000       25,146
    Allis Electric Co., Ltd.............................. 124,000       56,527
    Alltek Technology Corp...............................  50,402       28,229
    Alltop Technology Co., Ltd...........................  38,000       69,005
#   Alpha Networks, Inc.................................. 232,500      137,175

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Altek Corp...........................................   151,727 $  132,262
    Amazing Microelectronic Corp.........................    34,386     80,848
    Ambassador Hotel (The)...............................    88,000     63,967
    Ampire Co., Ltd......................................    61,000     42,218
    AMPOC Far-East Co., Ltd..............................    31,000     25,599
*   AmTRAN Technology Co., Ltd...........................   466,907    178,417
    Anpec Electronics Corp...............................    42,317     90,040
    AP Memory Technology Corp............................     5,248      8,644
    Apacer Technology, Inc...............................    55,506     54,806
    APAQ Technology Co., Ltd.............................    24,422     24,776
    APCB, Inc............................................    91,000     79,462
    Apex Biotechnology Corp..............................    50,477     51,340
*   Apex International Co., Ltd..........................   100,868    146,102
    Apex Medical Corp....................................    35,000     28,548
    Apex Science & Engineering...........................    68,848     19,464
#   Arcadyan Technology Corp.............................    82,859    260,515
    Ardentec Corp........................................   285,411    281,703
    ASE Technology Holding Co., Ltd., ADR................   247,571    987,809
    ASE Technology Holding Co., Ltd......................   802,089  1,613,109
    Asia Cement Corp.....................................   603,696    725,862
    Asia Optical Co., Inc................................   120,000    294,570
*   Asia Pacific Telecom Co., Ltd........................ 1,191,000    276,009
    Asia Plastic Recycling Holding, Ltd..................   120,857     26,730
    Asia Polymer Corp....................................   213,422     95,550
    Asia Tech Image, Inc.................................    26,000     34,942
    Asia Vital Components Co., Ltd.......................   206,278    170,782
    ASMedia Technology, Inc..............................    13,312    268,962
    ASPEED Technology, Inc...............................     9,599    198,749
    ASROCK, Inc..........................................     7,000     12,532
    Asustek Computer, Inc................................   131,996  1,028,945
    Aten International Co., Ltd..........................    56,000    171,538
#   AU Optronics Corp., Sponsored ADR....................    53,429    204,633
    AU Optronics Corp.................................... 3,594,000  1,408,843
    Audix Corp...........................................    52,800     63,570
#   AURAS Technology Co., Ltd............................    18,000     72,828
    Aurona Industries, Inc...............................    42,000     26,778
    Aurora Corp..........................................    23,585     68,904
    Avalue Technology, Inc...............................    19,000     29,370
    Avermedia Technologies...............................   109,690     39,239
*   Avision, Inc.........................................    64,693      9,013
    AVY Precision Technology, Inc........................    57,876     60,386
    Awea Mechantronic Co., Ltd...........................    13,230     13,009
    Axiomtek Co., Ltd....................................    34,000     59,105
*   Azurewave Technologies, Inc..........................    47,000     33,090
    Bank of Kaohsiung Co., Ltd...........................   334,929    104,471
    Basso Industry Corp..................................    67,000    106,154
    BenQ Materials Corp..................................    87,000     56,296
#   BES Engineering Corp.................................   710,000    171,453
    Bin Chuan Enterprise Co., Ltd........................    53,650     34,346
    Bionime Corp.........................................    13,000     20,416
    Biostar Microtech International Corp.................    91,000     28,605
    Bioteque Corp........................................    38,010    127,356
    Bizlink Holding, Inc.................................    63,807    381,210
*   Boardtek Electronics Corp............................    60,000     65,817
    Bon Fame Co., Ltd....................................     7,000     13,935
    Bright Led Electronics Corp..........................    76,100     26,958
    Brighton-Best International Taiwan, Inc..............    83,331     99,107
*   Browave Corp.........................................    30,000     45,119
    C Sun Manufacturing, Ltd.............................    83,000     75,292

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
*   Calin Technology Co., Ltd............................    26,000 $   29,122
*   Cameo Communications, Inc............................   157,000     42,633
    Capital Futures Corp.................................    53,600     84,231
    Capital Securities Corp.............................. 1,201,902    360,801
    Career Technology MFG. Co., Ltd......................    82,950     73,702
*   Carnival Industrial Corp.............................   183,000     29,123
    Casetek Holdings, Ltd................................    85,504    138,336
    Catcher Technology Co., Ltd..........................   303,509  2,336,424
    Cathay Financial Holding Co., Ltd.................... 1,790,125  2,574,335
    Cathay Real Estate Development Co., Ltd..............   313,300    212,990
    Cayman Engley Industrial Co., Ltd....................    12,785     52,537
    Celxpert Energy Corp.................................    24,000     26,034
    Center Laboratories, Inc.............................    77,554    207,846
    Central Reinsurance Co., Ltd.........................    90,300     52,061
    Chailease Holding Co., Ltd...........................   444,720  1,661,000
    Chain Chon Industrial Co., Ltd.......................   103,000     30,009
    ChainQui Construction Development Co., Ltd...........    31,720     29,804
*   Champion Building Materials Co., Ltd.................   168,000     39,032
    Chang Hwa Commercial Bank, Ltd.......................   922,467    540,675
    Chang Wah Electromaterials, Inc......................    18,524     79,807
    Chang Wah Technology Co., Ltd........................     9,000     77,009
#   Channel Well Technology Co., Ltd.....................   121,000     93,967
    Chant Sincere Co., Ltd...............................    25,000     18,141
    Charoen Pokphand Enterprise..........................   106,160    189,396
    Chaun-Choung Technology Corp.........................    14,000     64,638
    CHC Healthcare Group.................................    49,000     50,745
    CHC Resources Corp...................................    30,379     52,000
    Chen Full International Co., Ltd.....................    46,000     55,399
    Chenbro Micom Co., Ltd...............................    37,000     58,180
    Cheng Loong Corp.....................................   400,480    256,788
*   Cheng Mei Materials Technology Corp..................   342,250    139,886
    Cheng Shin Rubber Industry Co., Ltd..................   661,808    937,729
    Cheng Uei Precision Industry Co., Ltd................   219,159    173,119
    Chenming Mold Industry Corp..........................    64,000     32,581
    Chia Chang Co., Ltd..................................    76,000     88,594
    Chia Hsin Cement Corp................................   257,000    116,659
    Chian Hsing Forging Industrial Co., Ltd..............    22,000     38,944
    Chicony Electronics Co., Ltd.........................   186,350    411,216
    Chicony Power Technology Co., Ltd....................    73,731    113,229
    Chieftek Precision Co., Ltd..........................    37,500    110,937
    Chien Kuo Construction Co., Ltd......................   138,675     43,194
#   Chilisin Electronics Corp............................    84,590    233,632
    Chime Ball Technology Co., Ltd.......................    10,565     15,817
    China Airlines, Ltd.................................. 2,032,062    704,887
    China Bills Finance Corp.............................   621,000    281,714
    China Chemical & Pharmaceutical Co., Ltd.............   137,000     82,821
    China Development Financial Holding Corp............. 2,507,579    823,680
    China Ecotek Corp....................................    10,000     10,436
    China Electric Manufacturing Corp....................   223,000     68,363
    China Fineblanking Technology Co., Ltd...............    13,000     15,373
    China General Plastics Corp..........................   229,192    176,959
    China Glaze Co., Ltd.................................    98,680     34,133
    China Life Insurance Co., Ltd........................   719,386    655,426
    China Man-Made Fiber Corp............................   585,728    189,201
    China Metal Products.................................   117,190    145,575
    China Motor Corp.....................................   369,000    288,520
*   China Petrochemical Development Corp................. 1,398,092    492,338
#   China Steel Chemical Corp............................    68,227    303,879
    China Steel Corp..................................... 2,650,940  2,210,377

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    China Steel Structure Co., Ltd.......................    35,000 $   30,575
    China Wire & Cable Co., Ltd..........................    63,120     45,667
    Chinese Maritime Transport, Ltd......................    67,120     67,828
*   Ching Feng Home Fashions Co., Ltd....................    89,000     63,175
    Chin-Poon Industrial Co., Ltd........................   248,113    303,452
    Chipbond Technology Corp.............................   240,000    533,298
    ChipMOS Techinologies, Inc...........................    77,594     63,431
#   ChipMOS Technologies, Inc., ADR......................     5,151     85,550
    Chlitina Holding, Ltd................................    25,000    239,835
    Chong Hong Construction Co., Ltd.....................   116,361    322,535
    Chroma ATE, Inc......................................   164,466    661,427
    Chun YU Works & Co., Ltd.............................   122,000     82,223
    Chun Yuan Steel......................................   238,999     79,532
    Chung Hsin Electric & Machinery Manufacturing Corp...   220,000    143,003
#*  Chung Hung Steel Corp................................   641,889    247,926
    Chung Hwa Pulp Corp..................................   274,246     86,115
    Chunghwa Precision Test Tech Co., Ltd................     4,000     56,968
    Chunghwa Telecom Co., Ltd., Sponsored ADR............    41,637  1,461,459
    Chunghwa Telecom Co., Ltd............................   261,800    918,391
    Chyang Sheng Dyeing & Finishing Co., Ltd.............    75,000     32,460
    Cleanaway Co., Ltd...................................    45,000    249,413
    Clevo Co.............................................   265,869    256,017
#*  CMC Magnetics Corp...................................   882,642    202,011
    CoAsia Microelectronics Corp.........................    71,946     22,035
    Coland Holdings, Ltd.................................    22,000     19,940
    Compal Electronics, Inc.............................. 1,633,086    979,328
    Compeq Manufacturing Co., Ltd........................   679,000    467,690
    Compucase Enterprise.................................    46,000     37,128
    Concord Securities Co., Ltd..........................   277,975     67,027
    Concraft Holding Co., Ltd............................    23,430     91,655
    Continental Holdings Corp............................   229,250    109,376
*   Contrel Technology Co., Ltd..........................    70,000     40,351
    Coremax Corp.........................................    42,287    132,482
    Coretronic Corp......................................   248,600    372,699
    Co-Tech Development Corp.............................   125,541    124,782
    Cowealth Medical Holding Co., Ltd....................    21,600     30,754
    Coxon Precise Industrial Co., Ltd....................    59,000     31,600
    Creative Sensor, Inc.................................    51,000     34,571
*   CSBC Corp. Taiwan....................................   119,031    102,621
    CTBC Financial Holding Co., Ltd...................... 3,783,612  2,576,421
    CTCI Corp............................................   189,555    291,195
    C-Tech United Corp...................................    19,555     13,292
    Cub Elecparts, Inc...................................    29,283    267,632
    CviLux Corp..........................................    40,902     33,751
    CX Technology Co., Ltd...............................    35,135     26,078
    Cyberlink Corp.......................................    40,356     91,788
    CyberPower Systems, Inc..............................    24,000     62,166
    CyberTAN Technology, Inc.............................   172,576     86,326
    Cypress Technology Co., Ltd..........................    24,900     64,159
    DA CIN Construction Co., Ltd.........................   121,000     80,056
    Dadi Early-Childhood Education Group, Ltd............    12,660     85,063
    Dafeng TV, Ltd.......................................    28,396     32,867
    Da-Li Development Co., Ltd...........................    38,046     38,632
*   Danen Technology Corp................................   188,000     21,872
    Darfon Electronics Corp..............................    83,000    122,606
    Darwin Precisions Corp...............................   262,000    149,178
    Daxin Materials Corp.................................    33,000    103,857
#   De Licacy Industrial Co., Ltd........................   135,209     90,479
*   Delpha Construction Co., Ltd.........................    60,639     31,395

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Delta Electronics, Inc...............................   355,940 $1,778,550
    Depo Auto Parts Ind Co., Ltd.........................    65,000    147,033
    Dimerco Data System Corp.............................    31,000     36,337
    Dimerco Express Corp.................................    60,000     38,531
*   D-Link Corp..........................................   296,148    119,903
    Draytek Corp.........................................    13,000     11,867
    Dyaco International, Inc.............................    14,000     15,839
*   Dynamic Electronics Co., Ltd.........................   146,006     40,221
    Dynapack International Technology Corp...............    84,000    129,730
    E Ink Holdings, Inc..................................   219,000    234,620
    E.Sun Financial Holding Co., Ltd..................... 2,640,885  1,851,003
    Eastern Media International Corp.....................   192,000     83,915
    Eclat Textile Co., Ltd...............................    57,279    658,302
    ECOVE Environment Corp...............................    17,000     98,630
*   Edimax Technology Co., Ltd...........................    98,044     30,177
*   Edison Opto Corp.....................................    54,000     23,879
    Edom Technology Co., Ltd.............................    81,014     35,152
    eGalax_eMPIA Technology, Inc.........................    28,909     38,879
#   Egis Technology, Inc.................................    42,000    282,591
    Elan Microelectronics Corp...........................   139,959    394,833
*   E-Lead Electronic Co., Ltd...........................    39,000     21,951
    E-LIFE MALL Corp.....................................    42,000     87,530
    Elite Advanced Laser Corp............................   108,928    237,863
#   Elite Material Co., Ltd..............................   151,909    404,812
    Elite Semiconductor Memory Technology, Inc...........   140,000    150,765
    Elitegroup Computer Systems Co., Ltd.................   201,235     81,835
#   eMemory Technology, Inc..............................    32,000    309,944
    Ennoconn Corp........................................    22,202    185,466
    EnTie Commercial Bank Co., Ltd.......................   129,500     55,579
    Epileds Technologies, Inc............................    59,000     29,321
#   Epistar Corp.........................................   592,954    514,540
    Eslite Spectrum Corp. (The)..........................     9,000     37,015
    Eson Precision Ind. Co., Ltd.........................    30,000     29,187
    Eternal Materials Co., Ltd...........................   381,075    311,363
*   E-Ton Solar Tech Co., Ltd............................    72,966     11,053
*   Etron Technology, Inc................................   171,000     52,357
    Eurocharm Holdings Co., Ltd..........................    13,000     52,345
    Eva Airways Corp..................................... 1,788,624    874,500
*   Everest Textile Co., Ltd.............................   220,646     82,439
    Evergreen International Storage & Transport Corp.....   301,000    132,773
#   Everlight Electronics Co., Ltd.......................   293,149    294,298
    Excelsior Medical Co., Ltd...........................    57,800     91,440
    EZconn Corp..........................................    25,000     32,037
    Far Eastern Department Stores, Ltd...................   675,370    362,913
    Far Eastern International Bank....................... 1,287,273    443,235
    Far Eastern New Century Corp......................... 1,055,560  1,036,077
    Far EasTone Telecommunications Co., Ltd..............   524,000  1,229,844
    Farglory F T Z Investment Holding Co., Ltd...........    24,000     14,516
    Farglory Land Development Co., Ltd...................   205,442    251,176
*   Federal Corp.........................................   249,729     88,645
    Feedback Technology Corp.............................    15,400     37,752
    Feng Hsin Steel Co., Ltd.............................   239,550    456,380
    Feng TAY Enterprise Co., Ltd.........................   107,107    682,601
*   First Copper Technology Co., Ltd.....................   120,000     39,422
    First Financial Holding Co., Ltd..................... 1,648,506  1,099,286
    First Hi-Tec Enterprise Co., Ltd.....................    54,000     72,015
    First Hotel..........................................    84,746     39,116
    First Insurance Co., Ltd. (The)......................   128,606     61,593
#*  First Steamship Co., Ltd.............................   355,234    124,693

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    FLEXium Interconnect, Inc............................   177,001 $  441,561
    Flytech Technology Co., Ltd..........................    75,373    180,452
#   FocalTech Systems Co., Ltd...........................   170,792    128,381
    Forest Water Environment Engineering Co., Ltd........    21,667     41,220
    Formosa Advanced Technologies Co., Ltd...............    93,000    101,868
    Formosa Chemicals & Fibre Corp.......................   751,378  2,614,901
    Formosa International Hotels Corp....................    21,905     97,456
#   Formosa Oilseed Processing Co., Ltd..................    36,000     85,899
    Formosa Optical Technology Co., Ltd..................     7,000     13,535
    Formosa Petrochemical Corp...........................   292,000  1,036,871
    Formosa Plastics Corp................................   453,134  1,516,419
#   Formosa Sumco Technology Corp........................    17,000     70,393
    Formosa Taffeta Co., Ltd.............................   249,000    287,366
    Formosan Rubber Group, Inc...........................   154,720     76,606
    Formosan Union Chemical..............................   175,260     86,429
    Fortune Electric Co., Ltd............................    42,000     29,987
    Founding Construction & Development Co., Ltd.........    71,460     37,679
    Foxconn Technology Co., Ltd..........................   311,536    607,962
    Foxsemicon Integrated Technology, Inc................    39,562    183,574
    Froch Enterprise Co., Ltd............................   155,713     67,048
    FSP Technology, Inc..................................    60,886     36,945
    Fubon Financial Holding Co., Ltd..................... 1,446,896  2,121,490
    Fulgent Sun International Holding Co., Ltd...........    59,216    114,914
    Fullerton Technology Co., Ltd........................    69,000     43,176
    Fulltech Fiber Glass Corp............................   201,544    106,649
    Fwusow Industry Co., Ltd.............................    31,756     18,873
    G Shank Enterprise Co., Ltd..........................    86,382     63,342
    Gallant Precision Machining Co., Ltd.................   103,000     77,609
    Gamania Digital Entertainment Co., Ltd...............    12,000     30,478
    GCS Holdings, Inc....................................    30,000     53,796
    GEM Services, Inc....................................    29,700     67,124
    Gemtek Technology Corp...............................   148,574    121,330
    General Interface Solution Holding, Ltd..............   101,000    354,906
    General Plastic Industrial Co., Ltd..................    34,384     36,613
    Generalplus Technology, Inc..........................    25,000     28,486
    Genesys Logic, Inc...................................    58,000     66,678
    Genius Electronic Optical Co., Ltd...................    29,071    223,304
*   GeoVision, Inc.......................................    37,264     37,422
    Getac Technology Corp................................   213,000    320,395
    Giant Manufacturing Co., Ltd.........................   104,287    523,224
    Giantplus Technology Co., Ltd........................   118,000     37,194
#   Gigabyte Technology Co., Ltd.........................   347,000    463,355
    Gigasolar Materials Corp.............................    13,280     38,004
*   Gigastorage Corp.....................................   276,213     71,441
    Ginko International Co., Ltd.........................    22,000    168,383
    Global Brands Manufacture, Ltd.......................   192,666     83,245
    Global Lighting Technologies, Inc....................    52,000     54,382
    Global Mixed Mode Technology, Inc....................    32,000     68,052
    Global PMX Co., Ltd..................................    22,000     93,644
    Global Unichip Corp..................................    39,000    263,445
    Globalwafers Co., Ltd................................    92,000    909,759
    Globe Union Industrial Corp..........................   193,518    106,758
    Gloria Material Technology Corp......................   186,708    113,532
*   GlycoNex, Inc........................................    11,000      8,770
*   Gold Circuit Electronics, Ltd........................   250,263    109,963
    Golden Friends Corp..................................    22,500     42,452
#   Goldsun Building Materials Co., Ltd..................   722,730    206,079
    Good Will Instrument Co., Ltd........................     6,859      5,898
#   Gourmet Master Co., Ltd..............................    41,052    288,524

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Grand Fortune Securities Co., Ltd....................    86,000 $   23,004
    Grand Ocean Retail Group, Ltd........................    42,000     47,242
    Grand Pacific Petrochemical..........................   514,000    422,634
    Grand Plastic Technology Corp........................    14,000     50,673
    GrandTech CG Systems, Inc............................    29,000     38,692
    Grape King Bio, Ltd..................................    54,000    367,401
    Great China Metal Industry...........................   105,000     84,856
#   Great Taipei Gas Co., Ltd............................   155,000    148,342
    Great Wall Enterprise Co., Ltd.......................   342,259    390,317
    Greatek Electronics, Inc.............................   175,000    233,946
*   Green Energy Technology, Inc.........................   181,537     33,273
    Green River Holding Co., Ltd.........................     8,080     26,498
    Green Seal Holding, Ltd..............................     9,500     11,850
    GTM Holdings Corp....................................    63,000     38,769
#   Hannstar Board Corp..................................   160,681    128,154
    HannStar Display Corp................................ 1,720,667    388,129
*   HannsTouch Solution, Inc.............................   351,743     92,888
    Hanpin Electron Co., Ltd.............................    38,000     44,794
    Harvatek Corp........................................    83,052     35,439
    Hi-Clearance, Inc....................................     5,000     16,416
    Highlight Tech Corp..................................    46,000     34,219
    Highwealth Construction Corp.........................   304,918    480,630
    HIM International Music, Inc.........................    21,190     75,640
    Hiroca Holdings, Ltd.................................    35,728     90,183
*   HiTi Digital, Inc....................................    22,956      4,941
    Hitron Technology, Inc...............................   168,799    118,689
#   Hiwin Technologies Corp..............................   104,012    842,738
    Ho Tung Chemical Corp................................   574,035    121,696
    Hocheng Corp.........................................   137,300     35,147
    Holiday Entertainment Co., Ltd.......................    37,000     78,462
    Holtek Semiconductor, Inc............................    99,000    232,276
#   Holy Stone Enterprise Co., Ltd.......................    73,000    275,677
    Hon Hai Precision Industry Co., Ltd.................. 1,259,599  2,919,654
    Hon Hai Precision Industry Co., Ltd., GDR............    92,121    415,027
    Hon Hai Precision Industry Co., Ltd., GDR............     2,196     10,105
    Hong Pu Real Estate Development Co., Ltd.............   131,609     84,714
    Hong TAI Electric Industrial.........................   125,000     39,686
    Hong YI Fiber Industry Co............................    68,000     39,229
    Horizon Securities Co., Ltd..........................   220,000     44,876
#   Hota Industrial Manufacturing Co., Ltd...............    98,871    394,779
    Hotai Motor Co., Ltd.................................    96,000    929,518
    Hotron Precision Electronic Industrial Co., Ltd......    31,620     44,394
#   Hsin Kuang Steel Co., Ltd............................   121,788    129,048
    Hsin Yung Chien Co., Ltd.............................    15,900     43,368
    Hu Lane Associate, Inc...............................    48,151    141,908
    HUA ENG Wire & Cable Co., Ltd........................   231,000     69,907
    Hua Nan Financial Holdings Co., Ltd.................. 1,320,638    797,810
    Huaku Development Co., Ltd...........................    96,465    227,127
    Huang Hsiang Construction Corp.......................    76,000     64,841
    Hung Ching Development & Construction Co., Ltd.......    73,000     59,379
    Hung Sheng Construction, Ltd.........................   374,000    345,571
    Huxen Corp...........................................    10,000     13,749
*   Hwa Fong Rubber Industrial Co., Ltd..................   118,430     49,066
    Hwacom Systems, Inc..................................    43,000     19,394
    Ibase Technology, Inc................................    61,076     81,186
*   Ichia Technologies, Inc..............................   174,897     78,099
*   I-Chiun Precision Industry Co., Ltd..................   112,000     33,498
*   Ideal Bike Corp......................................   121,999     32,693
    IEI Integration Corp.................................    82,800     96,452

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Infortrend Technology, Inc...........................   110,798 $   41,699
    Info-Tek Corp........................................    26,000     15,238
    Innodisk Corp........................................    35,171    123,677
    Innolux Corp......................................... 3,934,461  1,356,810
    Inpaq Technology Co., Ltd............................    45,000     43,224
    Intai Technology Corp................................    14,000     43,611
    Integrated Service Technology, Inc...................    38,000     52,434
    IntelliEPI, Inc......................................     9,000     15,305
    International CSRC Investment Holdings Co............   348,239    497,327
    International Games System Co., Ltd..................    44,000    224,200
    Inventec Corp........................................ 1,044,181    815,269
    Iron Force Industrial Co., Ltd.......................    24,000     66,896
    I-Sheng Electric Wire & Cable Co., Ltd...............    50,000     66,003
    ITE Technology, Inc..................................    79,202     87,491
#   ITEQ Corp............................................   118,299    239,396
    Jarllytec Co., Ltd...................................    29,000     63,440
    Jentech Precision Industrial Co., Ltd................    24,000     67,258
    Jess-Link Products Co., Ltd..........................    59,875     52,180
    Jih Lin Technology Co., Ltd..........................    31,000     69,673
    Jih Sun Financial Holdings Co., Ltd..................   994,695    294,838
    Jinan Acetate Chemical Co., Ltd......................     4,000     16,870
    Jinli Group Holdings, Ltd............................    79,803     46,452
    Johnson Health Tech Co., Ltd.........................    51,948     58,516
    Jourdeness Group, Ltd................................    16,000     60,954
    K Laser Technology, Inc..............................   105,000     44,520
    Kaimei Electronic Corp...............................    24,242     42,333
    Kaori Heat Treatment Co., Ltd........................    45,983     57,072
    Kaulin Manufacturing Co., Ltd........................    68,000     36,509
    KEE TAI Properties Co., Ltd..........................   199,226     79,509
    Kenda Rubber Industrial Co., Ltd.....................   167,842    164,172
    Kenmec Mechanical Engineering Co., Ltd...............   152,000     49,185
    Kerry TJ Logistics Co., Ltd..........................    82,000    100,424
    Kindom Construction Corp.............................   160,000    109,008
    King Chou Marine Technology Co., Ltd.................    45,660     59,188
    King Slide Works Co., Ltd............................    19,050    213,577
    King Yuan Electronics Co., Ltd.......................   791,529    613,131
    Kingcan Holdings, Ltd................................    27,675     14,177
#   Kingpak Technology, Inc..............................    22,000    135,213
    King's Town Bank Co., Ltd............................   494,000    474,251
    King's Town Construction Co., Ltd....................    34,348     30,591
    Kinik Co.............................................    64,000    120,708
#*  Kinko Optical Co., Ltd...............................    77,000     76,382
    Kinpo Electronics....................................   813,028    297,603
    Kinsus Interconnect Technology Corp..................   177,009    261,350
    KMC Kuei Meng International, Inc.....................    34,761    113,592
    KNH Enterprise Co., Ltd..............................    59,000     19,621
    KS Terminals, Inc....................................    67,760     99,319
    Kung Long Batteries Industrial Co., Ltd..............    36,000    184,879
    Kung Sing Engineering Corp...........................   188,000     51,374
*   Kuo Toong International Co., Ltd.....................    34,108     25,529
    Kuoyang Construction Co., Ltd........................   287,652    112,077
    Kwong Fong Industries Corp...........................    50,442     23,700
    Kwong Lung Enterprise Co., Ltd.......................    41,000     60,536
    KYE Systems Corp.....................................   146,426     45,445
    L&K Engineering Co., Ltd.............................    92,000     79,114
    LAN FA Textile.......................................   159,277     41,762
    Land Mark Optoelectronics Corp.......................    29,000    252,563
    Lanner Electronics, Inc..............................    42,420     83,646
    Largan Precision Co., Ltd............................    17,306  2,200,429

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Laser Tek Taiwan Co., Ltd............................    50,000 $   47,392
    Laster Tech Corp., Ltd...............................    19,000     22,183
*   Leader Electronics, Inc..............................    67,602     17,170
    Lealea Enterprise Co., Ltd...........................   346,981    114,482
    Ledlink Optics, Inc..................................    38,467     33,312
    LEE CHI Enterprises Co., Ltd.........................   103,000     33,361
    Lelon Electronics Corp...............................    44,250     58,994
    Lemtech Holdings Co., Ltd............................     9,000     44,220
*   Leofoo Development Co., Ltd..........................   138,645     28,555
    LES Enphants Co., Ltd................................    90,901     26,995
    Lextar Electronics Corp..............................   167,000     96,398
    Li Cheng Enterprise Co., Ltd.........................    48,675     67,129
*   Li Peng Enterprise Co., Ltd..........................   323,806     82,980
    Lian HWA Food Corp...................................    47,540     59,770
    Lida Holdings, Ltd...................................    27,000     53,270
    Lien Hwa Industrial Corp.............................   243,026    240,480
    Lifestyle Global Enterprise, Inc.....................     8,000     31,202
    Lingsen Precision Industries, Ltd....................   228,000     68,479
    Lion Travel Service Co., Ltd.........................    21,000     60,231
    Lite-On Semiconductor Corp...........................   132,213    128,009
    Lite-On Technology Corp..............................   872,395  1,302,699
    Long Bon International Co., Ltd......................   198,225    112,255
#   Long Chen Paper Co., Ltd.............................   372,443    187,099
#   Longwell Co..........................................    59,000     87,142
    Lotes Co., Ltd.......................................    36,509    259,051
    Lu Hai Holding Corp..................................    19,799     23,227
*   Lucky Cement Corp....................................   112,000     27,357
    Lumax International Corp., Ltd.......................    43,492     93,605
    Lung Yen Life Service Corp...........................    61,000    117,041
*   LuxNet Corp..........................................    35,698     26,766
    Macauto Industrial Co., Ltd..........................    30,000     86,483
    Machvision, Inc......................................    17,000    235,389
    Macroblock, Inc......................................    15,367     46,138
#   Macronix International............................... 1,253,201    829,512
    Makalot Industrial Co., Ltd..........................    85,686    537,558
    Marketech International Corp.........................    31,000     52,420
    Materials Analysis Technology, Inc...................    23,160     50,645
    Mayer Steel Pipe Corp................................    78,259     36,971
    MediaTek, Inc........................................   183,360  1,485,754
    Mega Financial Holding Co., Ltd...................... 1,856,669  1,620,832
    Meiloon Industrial Co................................    35,650     23,118
    Mercuries & Associates Holding, Ltd..................   215,019    121,634
*   Mercuries Life Insurance Co., Ltd....................   660,821    239,957
    Merida Industry Co., Ltd.............................    27,735    137,866
#   Merry Electronics Co., Ltd...........................    60,870    319,344
*   Microbio Co., Ltd....................................   206,572     99,285
    Micro-Star International Co., Ltd....................   296,233    731,385
    Mildef Crete, Inc....................................    27,000     33,138
    MIN AIK Technology Co., Ltd..........................    83,200     42,364
#   Mirle Automation Corp................................   103,804    139,938
    Mitac Holdings Corp..................................   378,733    344,627
    Mobiletron Electronics Co., Ltd......................    35,440     42,944
    momo.com, Inc........................................    19,000    141,797
*   Motech Industries, Inc...............................   253,097     75,079
    MPI Corp.............................................    48,000    101,036
    Nak Sealing Technologies Corp........................    30,000     68,984
    Namchow Holdings Co., Ltd............................    91,000    166,731
#   Nan Kang Rubber Tire Co., Ltd........................   204,139    176,186
    Nan Liu Enterprise Co., Ltd..........................    18,000     93,565

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Nan Ren Lake Leisure Amusement Co., Ltd..............    99,000 $   24,165
    Nan Ya Plastics Corp................................. 1,101,674  2,752,726
#   Nan Ya Printed Circuit Board Corp....................   165,072    197,076
    Nang Kuang Pharmaceutical Co., Ltd...................    21,000     20,403
    Nantex Industry Co., Ltd.............................   148,964    143,223
#   Nanya Technology Corp................................   568,000  1,153,551
    National Petroleum Co., Ltd..........................    37,000     49,014
    Netronix, Inc........................................    40,000     48,587
*   New Asia Construction & Development Corp.............    43,880      9,076
    New Best Wire Industrial Co., Ltd....................    27,600     25,992
    New Era Electronics Co., Ltd.........................    39,000     29,232
    Nexcom International Co., Ltd........................    44,000     34,463
#   Nichidenbo Corp......................................    87,193    153,070
    Nien Hsing Textile Co., Ltd..........................    62,110     51,620
    Nien Made Enterprise Co., Ltd........................    64,000    551,534
    Nishoku Technology, Inc..............................    18,400     35,054
    Novatek Microelectronics Corp........................   253,000  1,329,142
    Nuvoton Technology Corp..............................    54,000     83,100
    O-Bank Co., Ltd......................................   295,000     75,359
*   Ocean Plastics Co., Ltd..............................    88,000     74,206
#   On-Bright Electronics, Inc...........................    19,380    110,745
    OptoTech Corp........................................   277,698    168,349
    Orient Europharma Co., Ltd...........................    19,000     33,928
*   Orient Semiconductor Electronics, Ltd................   134,310     53,772
    Oriental Union Chemical Corp.........................   305,821    265,046
    O-TA Precision Industry Co., Ltd.....................    35,935     21,735
    Pacific Construction Co..............................   167,000     61,678
    Pacific Hospital Supply Co., Ltd.....................    21,000     51,974
    Paiho Shih Holdings Corp.............................    42,292     58,522
#*  Pan Jit International, Inc...........................   197,000    190,864
#   Pan-International Industrial Corp....................   259,514    163,655
    Pao long International Co., Ltd......................    45,000     22,033
    Parade Technologies, Ltd.............................    34,400    570,973
*   Paragon Technologies Co., Ltd........................    30,762     15,788
    PCL Technologies, Inc................................    19,220     54,451
    P-Duke Technology Co., Ltd...........................    25,700     66,933
#   Pegatron Corp........................................   728,037  1,243,624
    PharmaEngine, Inc....................................     8,399     29,350
*   PharmaEssentia Corp..................................    18,000    103,528
    Pharmally International Holding Co., Ltd.............    21,135    120,672
*   Phihong Technology Co., Ltd..........................   200,810     66,708
    Phison Electronics Corp..............................    50,000    414,837
    Phoenix Tours International, Inc.....................    14,700     17,290
    Pixart Imaging, Inc..................................    39,030    119,316
    Planet Technology Corp...............................    23,000     44,366
    Plastron Precision Co., Ltd..........................    52,406     25,035
    Plotech Co., Ltd.....................................    67,000     38,124
    Polytronics Technology Corp..........................    18,000     33,361
    Posiflex Technology, Inc.............................    31,346    109,468
    Pou Chen Corp........................................ 1,062,144  1,288,158
    Power Wind Health Industry, Inc......................    13,729     76,262
    Powertech Technology, Inc............................   446,400  1,047,968
    Poya International Co., Ltd..........................    29,873    303,367
    President Chain Store Corp...........................   141,000  1,497,615
    President Securities Corp............................   510,795    221,164
    Primax Electronics, Ltd..............................   233,000    390,679
    Prince Housing & Development Corp....................   746,087    264,343
*   Princeton Technology Corp............................   105,000     22,883
    Pro Hawk Corp........................................     3,000     13,069

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE>>
                                                          --------- --------
TAIWAN -- (Continued)
    Promate Electronic Co., Ltd..........................    85,000 $ 79,744
*   Promise Technology, Inc..............................    76,000   20,041
#   Prosperity Dielectrics Co., Ltd......................    52,032  109,693
    P-Two Industries, Inc................................    35,000   25,529
    Qisda Corp...........................................   649,439  419,299
    QST International Corp...............................    31,000   81,874
    Qualipoly Chemical Corp..............................    40,198   35,204
    Quang Viet Enterprise Co., Ltd.......................    20,000   77,024
    Quanta Computer, Inc.................................   392,715  723,673
    Quanta Storage, Inc..................................   123,000  124,160
    Quintain Steel Co., Ltd..............................   152,306   40,320
    Radiant Opto-Electronics Corp........................   238,144  683,289
*   Radium Life Tech Co., Ltd............................   338,056  157,737
    Rafael Microelectronics, Inc.........................    13,000   63,534
    Realtek Semiconductor Corp...........................   125,268  686,485
    Rechi Precision Co., Ltd.............................   173,173  150,749
    Rich Development Co., Ltd............................   365,254  108,466
    RichWave Technology Corp.............................    23,100   38,792
*   Ritek Corp...........................................   462,887  167,536
#*  Roo Hsing Co., Ltd...................................   332,000  159,433
*   Rotam Global Agrosciences, Ltd.......................    37,830   23,100
    Ruentex Development Co., Ltd.........................   178,244  272,868
    Ruentex Engineering & Construction Co................    21,000   36,018
    Ruentex Industries, Ltd..............................   217,941  588,327
    Run Long Construction Co., Ltd.......................    86,000  160,577
    Samebest Co., Ltd....................................    13,200   62,089
    Sampo Corp...........................................   223,200  103,939
    San Fang Chemical Industry Co., Ltd..................   102,992   81,624
    San Far Property, Ltd................................    28,000   11,493
    San Shing Fastech Corp...............................    64,479  111,126
    Sanitar Co., Ltd.....................................    24,000   28,730
    Sanyang Motor Co., Ltd...............................   231,684  153,026
    SCI Pharmtech, Inc...................................    20,000   48,629
    Scientech Corp.......................................    25,000   55,420
    SDI Corp.............................................    73,000  181,863
    Senao International Co., Ltd.........................    29,000   32,808
    Senao Networks, Inc..................................    17,000   59,313
#   Sercomm Corp.........................................   138,000  292,158
    Sesoda Corp..........................................    91,358   77,921
    Shan-Loong Transportation Co., Ltd...................    48,000   45,915
    Sharehope Medicine Co., Ltd..........................    30,415   26,990
    Sheng Yu Steel Co., Ltd..............................    70,000   44,453
    ShenMao Technology, Inc..............................    35,435   22,464
    Shih Her Technologies, Inc...........................    20,000   22,524
*   Shih Wei Navigation Co., Ltd.........................   209,980   50,071
#   Shihlin Electric & Engineering Corp..................   186,000  245,448
    Shin Kong Financial Holding Co., Ltd................. 3,087,870  886,976
    Shin Zu Shing Co., Ltd...............................    75,149  220,812
    Shinih Enterprise Co., Ltd...........................    17,000    8,977
*   Shining Building Business Co., Ltd...................   224,770   76,343
    Shinkong Insurance Co., Ltd..........................   117,000  136,651
    Shinkong Synthetic Fibers Corp.......................   616,191  239,054
    Shinkong Textile Co., Ltd............................    45,800   63,174
    Shiny Chemical Industrial Co., Ltd...................    28,112   77,225
#*  Shuttle, Inc.........................................   200,000   77,863
    Sigurd Microelectronics Corp.........................   249,559  233,834
    Silergy Corp.........................................    15,000  226,959
#*  Silicon Integrated Systems Corp......................   313,000   92,169
*   Silitech Technology Corp.............................    56,396   23,347

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Simplo Technology Co., Ltd...........................    77,400 $  568,307
#   Sinbon Electronics Co., Ltd..........................   118,917    332,904
    Sincere Navigation Corp..............................   196,350     98,079
    Single Well Industrial Corp..........................    40,000     21,903
    Sinher Technology, Inc...............................    29,000     45,465
#   Sinmag Equipment Corp................................    23,979     97,120
    Sino-American Silicon Products, Inc..................   264,000    580,817
    Sinon Corp...........................................   230,000    126,550
    SinoPac Financial Holdings Co., Ltd.................. 3,134,222  1,069,439
    Sinphar Pharmaceutical Co., Ltd......................    57,960     37,934
    Sinyi Realty Co......................................   114,549    116,956
    Sirtec International Co., Ltd........................    75,600     61,478
    Sitronix Technology Corp.............................    47,434    173,740
    Siward Crystal Technology Co., Ltd...................   111,000     64,667
    Soft-World International Corp........................    49,000    111,269
*   Solar Applied Materials Technology Co................    72,000     45,329
    Solomon Technology Corp..............................    71,000     43,049
    Solteam Electronics Co., Ltd.........................    30,300     26,454
    Song Shang Electronics Co., Ltd......................    53,040     27,369
    Sonix Technology Co., Ltd............................    58,000     54,493
    Southeast Cement Co., Ltd............................   137,000     73,249
    Spirox Corp..........................................    52,000     44,684
#   Sporton International, Inc...........................    34,892    189,115
    St Shine Optical Co., Ltd............................    26,000    487,792
    Standard Chemical & Pharmaceutical Co., Ltd..........    51,000     52,684
    Standard Foods Corp..................................   191,642    313,749
    Stark Technology, Inc................................    55,200     74,264
    Sunjuice Holdings Co., Ltd...........................     6,000     31,630
    Sunko INK Co., Ltd...................................    52,000     16,811
#   Sunny Friend Environmental Technology Co., Ltd.......    34,000    276,735
    Sunonwealth Electric Machine Industry Co., Ltd.......   135,000    168,114
    Sunplus Technology Co., Ltd..........................   237,000     90,912
    Sunrex Technology Corp...............................    90,631     52,398
    Sunspring Metal Corp.................................    65,000     68,529
    Supreme Electronics Co., Ltd.........................   192,608    185,975
    Swancor Holding Co., Ltd.............................    22,435     66,719
    Sweeten Real Estate Development Co., Ltd.............    74,615     52,563
    Symtek Automation Asia Co., Ltd......................    26,000     51,018
    Syncmold Enterprise Corp.............................    72,000    164,027
    Synnex Technology International Corp.................   435,967    544,779
    Sysage Technology Co., Ltd...........................    44,052     44,560
*   Sysgration...........................................    81,366     16,859
    Systex Corp..........................................    45,000     95,267
    T3EX Global Holdings Corp............................    57,000     46,917
#   TA Chen Stainless Pipe...............................   548,417    798,365
    Ta Liang Technology Co., Ltd.........................    36,000     47,339
    Ta Ya Electric Wire & Cable..........................   316,174    106,623
    Ta Yih Industrial Co., Ltd...........................    16,000     27,713
    Tah Hsin Industrial Corp.............................    45,000     39,922
#   TA-I Technology Co., Ltd.............................    68,248    120,263
*   Tai Tung Communication Co., Ltd......................    58,373     36,540
    Taichung Commercial Bank Co., Ltd.................... 1,336,754    459,591
    TaiDoc Technology Corp...............................    26,458    160,289
    Taiflex Scientific Co., Ltd..........................   104,540    126,580
#*  TaiMed Biologics, Inc................................    21,000    118,425
    Taimide Tech, Inc....................................    55,350     88,642
    Tainan Enterprises Co., Ltd..........................    83,000     48,379
#   Tainan Spinning Co., Ltd.............................   590,568    233,219
*   Tainergy Tech Co., Ltd...............................   116,000     20,256

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
TAIWAN -- (Continued)
    Tainet Communication System Corp.....................     8,000 $    16,252
    Taishin Financial Holding Co., Ltd................... 2,041,705     910,647
    Taisun Enterprise Co., Ltd...........................    65,000      37,881
*   Taita Chemical Co., Ltd..............................   108,000      35,515
    Taiwan Business Bank................................. 1,638,282     594,910
    Taiwan Cement Corp................................... 1,418,280   1,757,816
    Taiwan Chinsan Electronic Industrial Co., Ltd........    52,663      64,526
    Taiwan Cogeneration Corp.............................   153,077     128,346
    Taiwan Cooperative Financial Holding Co., Ltd........ 1,789,091   1,085,105
    Taiwan Fertilizer Co., Ltd...........................   271,000     385,155
    Taiwan Fire & Marine Insurance Co., Ltd..............   118,520      76,315
    Taiwan FU Hsing Industrial Co., Ltd..................    88,000     101,217
    Taiwan Glass Industry Corp...........................   535,442     230,330
    Taiwan High Speed Rail Corp..........................   474,000     485,302
#   Taiwan Hon Chuan Enterprise Co., Ltd.................   183,455     299,351
    Taiwan Hopax Chemicals Manufacturing Co., Ltd........   104,000      64,199
*   Taiwan Land Development Corp.........................   498,217     134,140
*   Taiwan Line Tek Electronic...........................    57,451      51,488
    Taiwan Mobile Co., Ltd...............................   315,800   1,128,509
    Taiwan Navigation Co., Ltd...........................   121,000      70,140
#   Taiwan Paiho, Ltd....................................   156,068     356,846
    Taiwan PCB Techvest Co., Ltd.........................   158,733     159,027
*   Taiwan Prosperity Chemical Corp......................    73,000      54,025
    Taiwan Pulp & Paper Corp.............................   117,000      72,514
    Taiwan Sakura Corp...................................    73,600      91,644
    Taiwan Sanyo Electric Co., Ltd.......................    23,800      18,012
    Taiwan Secom Co., Ltd................................   124,795     352,338
    Taiwan Semiconductor Co., Ltd........................   129,000     242,065
    Taiwan Semiconductor Manufacturing Co., Ltd.,
      Sponsored ADR......................................   628,886  23,658,691
    Taiwan Semiconductor Manufacturing Co., Ltd.......... 2,346,214  17,404,132
    Taiwan Shin Kong Security Co., Ltd...................    92,150     114,348
    Taiwan Styrene Monomer...............................   376,164     298,972
    Taiwan Surface Mounting Technology Corp..............   116,845     178,404
#   Taiwan TEA Corp......................................   439,648     227,597
#   Taiwan Union Technology Corp.........................   115,000     363,833
    Taiyen Biotech Co., Ltd..............................    51,712      51,917
#*  Tatung Co., Ltd......................................   467,688     417,524
    TCI Co., Ltd.........................................    29,725     436,787
    Te Chang Construction Co., Ltd.......................    17,247      15,747
    Teco Electric and Machinery Co., Ltd.................   901,000     549,817
    Tehmag Foods Corp....................................     9,700      63,578
    Test Research, Inc...................................   107,571     172,143
    Test-Rite International Co., Ltd.....................   130,568      95,892
*   Tex-Ray Industrial Co., Ltd..........................    85,000      25,991
    Thinking Electronic Industrial Co., Ltd..............    57,000     147,250
    Thye Ming Industrial Co., Ltd........................    83,125      86,778
    T-Mac Techvest PCB Co., Ltd..........................    61,000      30,773
    Ton Yi Industrial Corp...............................   353,300     150,139
    Tong Hsing Electronic Industries, Ltd................    66,009     242,607
    Tong Yang Industry Co., Ltd..........................   233,640     299,334
*   Tong-Tai Machine & Tool Co., Ltd.....................   121,711      71,633
    TOPBI International Holdings, Ltd....................    29,975      78,903
    Topco Scientific Co., Ltd............................    77,249     180,823
    Topco Technologies Corp..............................    19,122      42,484
    Topkey Corp..........................................    18,000      79,493
    Topoint Technology Co., Ltd..........................    73,386      44,367
#   Toung Loong Textile Manufacturing....................    66,000      82,068
    TPK Holding Co., Ltd.................................   221,000     373,196
    Trade-Van Information Services Co....................     9,000       9,687

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Transcend Information, Inc...........................    88,890 $  193,647
    Tripod Technology Corp...............................   233,170    627,321
*   TrueLight Corp.......................................    44,700     53,213
    Tsang Yow Industrial Co., Ltd........................    52,000     31,334
    Tsann Kuen Enterprise Co., Ltd.......................    46,000     30,704
    TSC Auto ID Technology Co., Ltd......................    13,700    107,120
*   TSEC Corp............................................   250,182     53,490
    TSRC Corp............................................   310,452    285,091
    Ttet Union Corp......................................    19,000     62,016
    TTFB Co., Ltd........................................     5,000     39,188
    TTY Biopharm Co., Ltd................................    98,000    257,344
#   Tul Corp.............................................    21,200     40,879
    Tung Ho Steel Enterprise Corp........................   372,654    240,311
    Tung Thih Electronic Co., Ltd........................    32,073     67,617
    TURVO International Co., Ltd.........................    35,843     86,814
*   TWi Pharmaceuticals, Inc.............................    23,000     45,610
    TXC Corp.............................................   179,204    198,671
    TYC Brother Industrial Co., Ltd......................   162,091    128,328
*   Tycoons Group Enterprise.............................   316,385     71,459
#   Tyntek Corp..........................................   132,922     75,782
    UDE Corp.............................................    37,000     32,661
    Ultra Chip, Inc......................................    27,000     33,182
    U-Ming Marine Transport Corp.........................   249,000    248,830
    Unimicron Technology Corp............................   881,312    659,362
#   Union Bank Of Taiwan.................................   646,858    210,848
    Uni-President Enterprises Corp....................... 1,090,577  2,584,331
    Unitech Computer Co., Ltd............................    65,000     40,894
#   Unitech Printed Circuit Board Corp...................   387,498    195,605
    United Integrated Services Co., Ltd..................    74,400    230,008
#   United Microelectronics Corp., Sponsored ADR.........   146,700    277,263
    United Microelectronics Corp......................... 6,286,081  2,400,766
    United Orthopedic Corp...............................    36,141     51,838
    United Radiant Technology............................    48,000     29,600
*   United Renewable Energy Co., Ltd..................... 1,135,951    310,064
*   Unity Opto Technology Co., Ltd.......................   212,593     60,350
    Universal Cement Corp................................   237,972    150,207
*   Universal Microelectronics Co., Ltd..................    25,000     19,556
    Universal Microwave Technology, Inc..................    25,570     67,098
*   Unizyx Holding Corp..................................   190,118     85,146
    UPC Technology Corp..................................   504,514    203,912
    Userjoy Technology Co., Ltd..........................    21,999     45,970
    USI Corp.............................................   544,332    213,084
    Usun Technology Co., Ltd.............................    21,700     24,357
    Utechzone Co., Ltd...................................    23,000     47,782
    Vanguard International Semiconductor Corp............   296,000    656,929
    Ve Wong Corp.........................................    34,000     28,883
    VHQ Media Holdings, Ltd..............................    14,000     76,039
    Victory New Materials, Ltd. Co.......................    72,050     42,345
#   Visual Photonics Epitaxy Co., Ltd....................    95,757    215,807
    Vivotek, Inc.........................................    10,100     33,756
    Voltronic Power Technology Corp......................    21,150    365,256
#   Wafer Works Corp.....................................   178,000    203,292
    Waffer Technology Co., Ltd...........................    56,000     32,439
*   Wah Hong Industrial Corp.............................    19,694     12,373
    Wah Lee Industrial Corp..............................   115,000    189,053
    Walsin Lihwa Corp.................................... 1,290,000    748,316
#   Walsin Technology Corp...............................   200,345  1,159,199
    Walton Advanced Engineering, Inc.....................   178,000     65,576
    Wan Hai Lines, Ltd...................................   330,000    170,214

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
TAIWAN -- (Continued)
    WAN HWA Enterprise Co................................    12,813 $      5,358
    Waterland Financial Holdings Co., Ltd................ 1,494,693      484,399
*   Wei Chuan Foods Corp.................................   112,000       77,872
    Weikeng Industrial Co., Ltd..........................   159,022      100,561
    Well Shin Technology Co., Ltd........................    46,160       78,478
#   Win Semiconductors Corp..............................   166,141      847,358
#   Winbond Electronics Corp............................. 1,970,474      977,344
    Winmate, Inc.........................................    10,000       16,923
    Winstek Semiconductor Co., Ltd.......................    23,000       17,470
    Wintek Corp..........................................   461,871        5,158
    Wisdom Marine Lines Co., Ltd.........................   197,166      188,008
    Wisechip Semiconductor, Inc..........................     9,000       13,333
    Wistron Corp......................................... 1,342,017      940,549
    Wistron NeWeb Corp...................................   105,102      260,676
    Wonderful Hi-Tech Co., Ltd...........................    37,000       22,565
    Wowprime Corp........................................    43,000      114,274
    WPG Holdings, Ltd....................................   664,779      852,262
    WT Microelectronics Co., Ltd.........................   244,089      327,131
*   WUS Printed Circuit Co., Ltd.........................   129,200       68,829
    XAC Automation Corp..................................    24,000       18,979
    Xxentria Technology Materials Corp...................    51,211      121,755
#   Yageo Corp...........................................   106,318    1,162,520
    YC Co., Ltd..........................................   241,041      106,262
    YC INOX Co., Ltd.....................................   173,600      142,762
    YCC Parts Manufacturing Co., Ltd.....................     7,000        8,012
    Yea Shin International Development Co., Ltd..........   132,708       69,539
#   Yeong Guan Energy Technology Group Co., Ltd..........    63,212      137,161
#   YFC-Boneagle Electric Co., Ltd.......................    57,000       50,078
    YFY, Inc.............................................   674,891      255,488
    Yi Jinn Industrial Co., Ltd..........................   116,100       49,139
    Yieh Phui Enterprise Co., Ltd........................   632,597      207,732
    Yonyu Plastics Co., Ltd..............................    55,000       65,228
    Young Fast Optoelectronics Co., Ltd..................    50,298       25,475
    Youngtek Electronics Corp............................    68,257       94,510
    Yuanta Financial Holding Co., Ltd.................... 3,423,167    1,915,283
    Yuanta Futures Co., Ltd..............................    38,000       55,970
    Yulon Finance Corp...................................    84,000      278,237
#   Yulon Motor Co., Ltd.................................   595,783      358,648
    Yung Chi Paint & Varnish Manufacturing Co., Ltd......    25,362       59,959
    Yungshin Construction & Development Co., Ltd.........    41,000       42,980
    YungShin Global Holding Corp.........................    89,000      116,894
    Yungtay Engineering Co., Ltd.........................   149,000      291,410
    Zeng Hsing Industrial Co., Ltd.......................    40,837      186,278
    Zenitron Corp........................................   104,000       73,460
    Zero One Technology Co., Ltd.........................    67,000       44,870
    Zhen Ding Technology Holding, Ltd....................   271,000      712,208
    Zig Sheng Industrial Co., Ltd........................   264,231       78,642
    Zinwell Corp.........................................   110,010       72,942
    Zippy Technology Corp................................    70,000       75,732
    ZongTai Real Estate Development Co., Ltd.............   107,545       66,626
                                                                    ------------
TOTAL TAIWAN.............................................            230,553,260
                                                                    ------------
THAILAND -- (3.4%)
    AAPICO Hitech PCL....................................    84,120       59,773
    Advanced Info Service PCL............................   209,500    1,196,951
    Advanced Information Technology PCL..................    43,900       28,384
    AEON Thana Sinsap Thailand PCL.......................    46,200      261,740
    Airports of Thailand PCL.............................   799,300    1,765,278
    AJ Plast PCL.........................................    60,300       15,634

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
THAILAND -- (Continued)
    Amata Corp. PCL......................................    48,100 $   34,640
    Ananda Development PCL............................... 1,124,300    128,111
    AP Thailand PCL......................................   738,102    165,375
    Asia Aviation PCL.................................... 1,001,400    137,185
    Asia Plus Group Holdings PCL.........................   780,000     83,386
    Asia Sermkij Leasing PCL.............................    31,400     24,624
    Asian Insulators PCL.................................   955,920      7,114
    Asian Seafoods Coldstorage PCL.......................    44,600     12,277
    B Grimm Power PCL....................................    26,700     25,425
    Bangchak Corp. PCL...................................   278,000    286,965
    Bangkok Airways PCL..................................   412,100    160,922
    Bangkok Aviation Fuel Services PCL...................   121,650    130,440
    Bangkok Bank PCL.....................................     9,800     69,322
    Bangkok Bank PCL.....................................    15,000    103,225
    Bangkok Expressway & Metro PCL....................... 3,156,535  1,050,747
    Bangkok Insurance PCL................................     4,780     50,642
    Bangkok Land PCL..................................... 5,801,400    311,958
    Bangkok Life Assurance PCL...........................   257,940    227,042
    Bangkok Ranch PCL....................................   346,600     46,372
    Banpu PCL............................................   984,600    523,145
    Banpu PCL............................................    31,500     16,737
    Banpu Power PCL......................................   223,700    164,683
    Beauty Community PCL................................. 1,079,400    267,755
*   BEC World PCL........................................   811,600    141,577
    Berli Jucker PCL.....................................   248,900    388,377
    Better World Green PCL...............................   982,300     38,987
    Big Camera Corp. PCL................................. 1,068,600     47,885
*   BJC Heavy Industries PCL.............................   137,000      8,419
    BTS Group Holdings PCL...............................   804,400    257,470
    Buriram Sugar PCL....................................    63,600     12,825
    Cal-Comp Electronics Thailand PCL.................... 1,098,044     59,748
    Carabao Group PCL, Class F...........................    61,400     75,663
    Central Pattana PCL..................................   307,900    785,949
    Central Plaza Hotel PCL..............................   286,400    394,181
    CH Karnchang PCL.....................................    44,572     36,736
    Charoen Pokphand Foods PCL........................... 1,046,893    913,110
    Charoong Thai Wire & Cable PCL.......................    88,000     22,674
    CK Power PCL.........................................   928,800    143,293
    COL PCL..............................................    15,200     11,676
    Com7 PCL.............................................   217,900    106,012
*   Country Group Development PCL........................   964,600     39,828
    Country Group Holdings PCL...........................   407,500     12,782
    CP ALL PCL...........................................   976,500  2,430,115
    Delta Electronics Thailand PCL.......................   140,700    312,992
    Dhipaya Insurance PCL................................   160,400    117,569
    Diamond Building Products PCL........................    29,000      5,105
    Dynasty Ceramic PCL.................................. 1,772,400    119,134
    Eastern Polymer Group PCL, Class F...................   245,700     58,982
    Eastern Water Resources Development and Management
      PCL, Class F.......................................   210,800     72,870
    Electricity Generating PCL...........................    33,900    284,286
    Energy Absolute PCL..................................   392,100    596,135
*   Energy Earth PCL.....................................   672,000      5,889
    Erawan Group PCL (The)...............................   897,100    208,177
    Esso Thailand PCL....................................   627,000    218,750
    Forth Corp. PCL......................................    74,800     15,442
    Forth Smart Service PCL..............................   184,100     42,721
    Fortune Parts Industry PCL...........................    75,200      4,429
*   G J Steel PCL........................................ 2,049,800      8,529
    GFPT PCL.............................................   242,400    112,501

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
THAILAND -- (Continued)
    Global Green Chemicals PCL, Class F..................   120,600 $   40,917
    Global Power Synergy PCL.............................    96,800    194,421
    Glow Energy PCL......................................   166,100    490,445
    Golden Land Property Development PCL.................   641,100    150,823
    Hana Microelectronics PCL............................   219,201    242,056
    Home Product Center PCL.............................. 1,356,526    677,341
    ICC International PCL................................    27,800     35,815
    Ichitan Group PCL....................................   437,200     47,859
    Indorama Ventures PCL................................   537,600    825,952
*   Inter Far East Energy Corp...........................   177,400      3,301
    Interhides PCL.......................................   115,800     30,764
    Interlink Communication PCL..........................    87,450     13,212
    Intouch Holdings PCL.................................    27,100     47,057
    Intouch Holdings PCL.................................    25,800     44,800
    IRPC PCL............................................. 5,019,100    923,736
*   Italian-Thai Development PCL......................... 1,255,466    102,872
    Jasmine International PCL............................ 2,388,600    389,913
    Jay Mart PCL.........................................   195,590     40,066
    JWD Infologistics PCL................................   291,800     70,983
    Kang Yong Electric PCL...............................       300      3,774
    Karmarts PCL.........................................   291,400     35,443
    Kasikornbank PCL.....................................     5,300     34,267
    Kasikornbank PCL.....................................   194,400  1,244,459
    KCE Electronics PCL..................................   331,600    278,611
    KGI Securities Thailand PCL..........................   913,200    136,209
    Khon Kaen Sugar Industry PCL.........................   905,604     92,176
    Kiatnakin Bank PCL...................................   156,100    342,253
    Krung Thai Bank PCL..................................   669,950    424,582
    Krungthai Card PCL...................................   321,500    303,569
    Lam Soon Thailand PCL................................   132,400     17,884
    Land & Houses PCL....................................    61,000     20,891
    Land & Houses PCL....................................   736,920    252,382
    Lanna Resources PCL..................................   133,700     52,637
    LH Financial Group PCL............................... 1,688,300     77,275
    Loxley PCL...........................................   552,270     32,702
    LPN Development PCL..................................   257,100     58,016
    Major Cineplex Group PCL.............................   290,400    219,363
    Malee Group PCL......................................    86,600     26,610
    Maybank Kim Eng Securities Thailand PCL..............    93,300     31,356
    MBK PCL..............................................   244,600    154,233
    MC Group PCL.........................................   226,100     72,008
*   MCOT PCL.............................................   120,300     34,847
    MCS Steel PCL........................................   130,500     29,030
    Mega Lifesciences PCL................................   214,500    224,850
    Millcon Steel PCL....................................   547,600     23,487
    Minor International PCL..............................   464,744    576,421
    MK Restaurants Group PCL.............................    99,800    238,779
    Modernform Group PCL.................................    18,700      2,227
    Mono Technology PCL..................................   832,200     53,007
    Muangthai Capital PCL................................   246,100    374,162
    Namyong Terminal PCL.................................   130,200     21,462
*   Nation Multimedia Group PCL..........................   720,200      7,377
    Netbay PCL...........................................    45,700     38,397
    Origin Property PCL, Class F.........................   368,850     87,365
    Padaeng Industry PCL.................................    74,000     30,555
    PCS Machine Group Holding PCL........................   188,600     42,860
    Plan B Media Pcl, Class F............................   524,200    104,026
    Polyplex Thailand PCL................................   196,600     87,469
*   Precious Shipping PCL................................   268,550     70,484

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
THAILAND -- (Continued)
    Premier Marketing PCL................................   152,600 $   43,227
*   Principal Capital PCL................................   120,000     17,054
    Property Perfect PCL................................. 2,296,000     56,587
    Pruksa Holding PCL...................................   451,900    257,464
    PTG Energy PCL.......................................   518,900    172,731
    PTT Exploration & Production PCL.....................   271,486  1,068,825
    PTT Global Chemical PCL..............................   778,556  1,694,545
    PTT PCL..............................................   287,000    445,531
    PTT PCL.............................................. 3,764,500  5,874,030
    Pylon PCL............................................   153,000     31,832
    Quality Houses PCL................................... 3,075,313    291,364
    Raimon Land PCL...................................... 1,142,800     48,283
    Ratchaburi Electricity Generating Holding PCL........    57,400    101,967
    Ratchaburi Electricity Generating Holding PCL........    63,600    112,981
    Ratchthani Leasing PCL...............................   626,850    139,445
    Regional Container Lines PCL.........................   247,200     37,663
    Robinson PCL.........................................    87,000    189,357
    Rojana Industrial Park PCL...........................   573,132     97,227
    RS PCL...............................................   300,800    153,084
    S 11 Group PCL.......................................    82,400     18,594
    Saha Pathana Inter-Holding PCL.......................    18,700     41,898
    Sahamitr Pressure Container PCL......................    49,200     18,897
    Sahaviriya Steel Industries PCL...................... 5,877,500      1,768
    Samart Corp. PCL.....................................   200,900     43,083
*   Samart Digital Public Co., Ltd....................... 1,001,300     11,858
    Samart Telcoms PCL...................................   219,900     48,566
    Sansiri PCL.......................................... 4,270,233    184,518
    Sappe PCL............................................   107,500     60,903
    SC Asset Corp. PCL................................... 1,030,996     95,699
    Scan Inter PCL.......................................   182,200     24,144
*   SCG Ceramics PCL.....................................   262,386     18,140
    SEAFCO PCL...........................................   109,400     28,889
    Sena Development PCL.................................   438,450     49,399
    Siam Cement PCL (The)................................    36,200    542,261
    Siam Cement PCL (The)................................    27,450    411,190
    Siam City Cement PCL.................................    22,043    163,687
    Siam Commercial Bank PCL (The).......................   229,200    979,377
    Siam Future Development PCL..........................   436,650    108,315
    Siam Global House PCL................................   273,801    163,882
    Siam Wellness Group Pcl..............................   164,500     74,240
    Siamgas & Petrochemicals PCL.........................   711,800    239,222
*   Singha Estate PCL.................................... 1,201,000    129,931
    SNC Former PCL.......................................    84,700     38,226
    Somboon Advance Technology PCL.......................   131,150     78,919
    SPCG PCL.............................................   286,700    174,355
    Sri Ayudhya Capital PCL..............................    28,900     37,232
    Sri Trang Agro-Industry PCL..........................   619,300    301,300
    Sriracha Construction PCL............................    60,500     21,688
    Srisawad Corp. PCL...................................   298,172    465,260
    Srithai Superware PCL................................   898,400     34,219
    Srivichai Vejvivat PCL...............................    44,400      9,806
    Star Petroleum Refining PCL.......................... 1,124,000    392,145
*   Stars Microelectronics Thailand PCL..................    97,600      6,060
*   STP & I PCL..........................................   452,980     64,665
    Supalai PCL..........................................   417,825    258,111
*   Super Energy Corp. PCL............................... 8,886,400    164,971
    Susco PCL............................................    46,500      3,959
    SVI PCL..............................................   557,085     93,613
*   Symphony Communication PCL...........................    21,333      3,400

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
THAILAND -- (Continued)
    Synnex Thailand PCL..................................    42,000 $    17,611
    Syntec Construction PCL..............................   483,700      45,517
    Taokaenoi Food & Marketing PCL, Class F..............   435,700     132,485
*   Tata Steel Thailand PCL.............................. 1,594,700      38,282
*   Thai Airways International PCL.......................   516,700     219,960
    Thai Central Chemical PCL............................    23,300      22,746
    Thai Metal Trade PCL.................................    94,800      40,053
    Thai Oil PCL.........................................   659,700   1,520,314
    Thai Reinsurance PCL................................. 1,003,700      27,307
    Thai Solar Energy PCL................................   311,360      27,905
    Thai Stanley Electric PCL, Class F...................    11,300      81,018
    Thai Union Group PCL, Class F........................   324,132     194,007
    Thai Vegetable Oil PCL...............................   285,100     264,636
    Thai Wah PCL.........................................   179,500      45,963
    Thaicom PCL..........................................   408,400     103,922
    Thaifoods Group PCL.................................. 1,145,900     123,970
    Thaire Life Assurance PCL............................   194,200      42,890
    Thanachart Capital PCL...............................   221,700     381,416
    Thitikorn PCL........................................   153,300      47,105
    Thoresen Thai Agencies PCL...........................   539,656      88,957
    Tipco Asphalt PCL....................................   186,600      86,006
    TIPCO Foods PCL......................................   152,700      38,367
    Tisco Financial Group PCL............................   101,200     268,042
    TMB Bank PCL......................................... 5,494,800     386,927
    Total Access Communication PCL.......................   272,200     418,200
    Total Access Communication PCL.......................   324,200     498,091
    TPC Power Holdings Co., Ltd..........................    47,400      15,323
    TPI Polene PCL....................................... 3,368,500     230,730
    TPI Polene Power PCL.................................   442,800      90,707
    TRC Construction PCL.................................   483,420       6,653
    True Corp. PCL....................................... 5,350,020     873,333
*   TTCL PCL.............................................    98,510      23,017
*   TTCL PCL.............................................    25,329       5,918
    TTW PCL..............................................   649,700     264,101
*   U City PCL, Class F..................................   302,624      23,828
    Unique Engineering & Construction PCL................   508,650     167,691
    United Paper PCL.....................................   212,500      72,778
    Univanich Palm Oil PCL...............................    84,700      14,369
    Univentures PCL......................................   603,100     137,057
    Vanachai Group PCL...................................   403,920      65,936
    VGI Global Media PCL.................................   813,900     201,896
    Vinythai PCL.........................................   115,800      90,438
    WHA Corp. PCL........................................ 1,014,500     142,876
    Workpoint Entertainment PCL..........................   123,460      98,792
                                                                    -----------
TOTAL THAILAND...........................................            49,923,235
                                                                    -----------
TURKEY -- (1.0%)
    Adana Cimento Sanayii TAS, Class A...................    21,718      25,601
*   Afyon Cimento Sanayi TAS.............................    15,717      14,731
    Akbank Turk A.S......................................   985,712   1,353,686
    Akcansa Cimento A.S..................................    28,569      44,519
    Aksa Akrilik Kimya Sanayii A.S.......................    89,933     151,012
*   Aksa Enerji Uretim A.S...............................    64,248      37,527
    Aksigorta A.S........................................    59,107      44,453
#   Alarko Holding A.S...................................    72,635      36,177
    Alkim Alkali Kimya A.S...............................    14,176      66,274
    Anadolu Anonim Turk Sigorta Sirketi..................   121,131     100,894
    Anadolu Cam Sanayii A.S..............................   100,281      56,718
    Anadolu Hayat Emeklilik A.S..........................    43,484      48,960

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
TURKEY -- (Continued)
#   Arcelik A.S..........................................  57,693 $  206,989
    AvivaSA Emeklilik ve Hayat A.S., Class A.............   9,422     14,690
    Aygaz A.S............................................  22,651     53,425
#*  Bera Holding A.S..................................... 234,423     95,318
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S....  66,474     21,393
    BIM Birlesik Magazalar A.S...........................  59,149  1,033,599
    Bolu Cimento Sanayii A.S.............................  50,000     34,202
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S........  32,112     53,504
    Borusan Yatirim ve Pazarlama A.S.....................   1,351      9,987
*   Boyner Perakende Ve Tekstil Yatirimlari A.S..........  20,992     19,549
*   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S......   8,349     10,601
    Bursa Cimento Fabrikasi A.S..........................  21,492     19,907
    Celebi Hava Servisi A.S..............................   1,714     20,692
    Cimsa Cimento Sanayi VE Ticaret A.S..................  36,631     57,774
    Coca-Cola Icecek A.S.................................  26,383    168,802
#*  Dogan Sirketler Grubu Holding A.S.................... 524,020    114,551
#   Dogus Otomotiv Servis ve Ticaret A.S.................  36,136     33,933
#   Eczacibasi Yatirim Holding Ortakligi A.S.............  14,833     23,136
    EGE Endustri VE Ticaret A.S..........................   1,013     76,438
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S..............................  66,633     38,349
    Enka Insaat ve Sanayi A.S............................ 106,407    101,830
    Erbosan Erciyas Boru Sanayii ve Ticaret A.S..........   3,472     41,038
    Eregli Demir ve Celik Fabrikalari TAS................ 460,250    755,932
#*  Fenerbahce Futbol A.S................................  20,253     30,664
    Ford Otomotiv Sanayi A.S.............................  25,420    294,965
*   Global Yatirim Holding A.S...........................  81,982     54,973
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S..   4,505     10,633
    Goodyear Lastikleri TAS..............................  69,615     49,070
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S........ 101,887     64,366
*   GSD Holding AS....................................... 225,737     37,603
*   Gubre Fabrikalari TAS................................  17,211     10,665
*   Hektas Ticaret TAS...................................  31,112     63,415
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.  37,047     38,896
*   Is Finansal Kiralama A.S.............................  32,181     34,511
    Is Yatirim Menkul Degerler A.S., Class A.............  66,365     32,383
#*  Izmir Demir Celik Sanayi A.S.........................  75,146     27,361
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class A............................................  48,987     21,352
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class B............................................  57,973     25,202
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class D............................................ 202,911    103,039
*   Karsan Otomotiv Sanayii Ve Ticaret A.S............... 292,658     82,963
    Kartonsan Karton Sanayi ve Ticaret A.S...............     381     26,196
    KOC Holding A.S...................................... 161,096    540,171
    Kordsa Teknik Tekstil A.S............................  40,281     69,083
*   Koza Altin Isletmeleri A.S...........................  19,372    201,169
*   Metro Ticari ve Mali Yatirimlar Holding A.S.......... 114,827     17,814
*   Migros Ticaret A.S...................................  27,933     92,013
*   Netas Telekomunikasyon A.S...........................   3,312      5,105
    Nuh Cimento Sanayi A.S...............................  29,066     39,838
*   Pegasus Hava Tasimaciligi A.S........................  22,519    132,017
    Petkim Petrokimya Holding A.S........................ 375,467    419,491
    Polisan Holding A.S..................................   9,430     11,920
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...  74,676     49,721
*   Sasa Polyester Sanayi A.S............................  53,088     89,090
#*  Sekerbank Turk AS.................................... 405,541     95,026
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.............  63,489     40,698
    Soda Sanayii A.S.....................................  98,999    137,536
    Tat Gida Sanayi A.S..................................  36,308     31,287
    TAV Havalimanlari Holding A.S........................  95,830    517,460
    Tekfen Holding A.S...................................  87,658    418,130

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES      VALUE>>
                                                          --------- --------------
TURKEY -- (Continued)
    Tofas Turk Otomobil Fabrikasi A.S....................    65,273 $      266,174
    Trakya Cam Sanayii A.S...............................   270,547        190,175
*   Tumosan Motor ve Traktor Sanayi A.S..................     1,411          1,348
    Tupras Turkiye Petrol Rafinerileri A.S...............    43,662      1,174,752
#*  Turcas Petrol A.S....................................    85,228         25,759
*   Turk Telekomunikasyon A.S............................   149,160        145,690
    Turk Traktor ve Ziraat Makineleri A.S................     5,773         42,995
    Turkcell Iletisim Hizmetleri A.S.....................   465,366      1,306,707
    Turkcell Iletisim Hizmetleri A.S., ADR...............     9,148         63,579
#   Turkiye Garanti Bankasi A.S..........................   613,292      1,075,989
#   Turkiye Halk Bankasi A.S.............................   241,571        356,129
    Turkiye Is Bankasi, Class C..........................   278,301        306,281
    Turkiye Sinai Kalkinma Bankasi A.S................... 1,069,913        176,114
    Turkiye Sise ve Cam Fabrikalari A.S..................   141,924        186,757
    Turkiye Vakiflar Bankasi TAO, Class D................   174,105        161,354
    Ulker Biskuvi Sanayi A.S.............................    77,457        276,366
*   Vestel Elektronik Sanayi ve Ticaret A.S..............    35,064         46,159
*   Yapi ve Kredi Bankasi A.S............................   372,970        140,936
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S..........    70,507         67,553
*   Zorlu Enerji Elektrik Uretim A.S.....................   192,146         54,595
                                                                    --------------
TOTAL TURKEY.............................................               14,967,429
                                                                    --------------
TOTAL COMMON STOCKS......................................            1,391,543,581
                                                                    --------------
PREFERRED STOCKS -- (2.3%)
BRAZIL -- (2.2%)
    AES Tiete Energia SA.................................       486            311
    Banco ABC Brasil S.A.................................    50,416        275,843
    Banco Bradesco SA....................................   300,164      3,727,264
    Banco do Estado do Rio Grande do Sul SA, Class B.....   142,873        920,764
    Banco Pan SA.........................................    93,332         55,782
*   Centrais Eletricas Brasileiras SA, Class B...........    65,100        727,947
    Centrais Eletricas Santa Catarina....................     7,850        118,635
    Cia Brasileira de Distribuicao.......................    69,414      1,853,353
    Cia de Gas de Sao Paulo, Class A.....................    16,353        362,974
    Cia de Saneamento do Parana..........................   187,095        692,691
    Cia de Transmissao de Energia Eletrica Paulista......    23,735        511,658
    Cia Energetica de Minas Gerais.......................   314,803      1,197,488
    Cia Energetica de Sao Paulo, Class B.................    94,000        588,030
    Cia Energetica do Ceara, Class A.....................     7,082         97,716
    Cia Ferro Ligas da Bahia - FERBASA...................    28,500        180,248
    Cia Paranaense de Energia............................    51,926        503,128
    Eucatex SA Industria e Comercio......................     6,800          8,204
    Gerdau SA............................................   439,800      1,888,720
    Grazziotin SA........................................     3,000         22,011
    Itau Unibanco Holding SA.............................   723,000      7,691,261
    Lojas Americanas SA..................................    69,935        404,480
    Marcopolo SA.........................................   286,688        320,909
    Petroleo Brasileiro SA............................... 1,098,886      7,719,632
    Randon SA Implementos e Participacoes................   116,626        320,103
    Telefonica Brasil SA.................................    56,369        752,690
    Unipar Carbocloro SA.................................    39,818        409,144
    Usinas Siderurgicas de Minas Gerais SA, Class A......   231,660        623,663
                                                                    --------------
TOTAL BRAZIL.............................................               31,974,649
                                                                    --------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA, Class B........................    76,479        207,099
    Embotelladora Andina SA, Class B.....................    45,267        175,290

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES      VALUE>>
                                                            --------- --------------
CHILE -- (Continued)
      Sociedad Quimica y Minera de Chile SA, Class B.......     1,041 $       44,376
                                                                      --------------
TOTAL CHILE................................................                  426,765
                                                                      --------------
COLOMBIA -- (0.1%)
      Avianca Holdings SA..................................   273,416        151,457
      Banco Davivienda SA..................................    39,534        453,781
      Bancolombia SA.......................................     9,841        108,901
      Grupo Argos SA.......................................    11,723         58,521
      Grupo Aval Acciones y Valores SA.....................   537,790        185,325
      Grupo de Inversiones Suramericana SA.................    23,099        246,092
                                                                      --------------
TOTAL COLOMBIA.............................................                1,204,077
                                                                      --------------
SOUTH KOREA -- (0.0%)
*     CJ Corp..............................................     1,298         42,775
                                                                      --------------
TOTAL PREFERRED STOCKS.....................................               33,648,266
                                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*     Banco ABC Brasil SA Rights 02/04/19..................     1,746          3,218
*     LOG Commercial Properties e Participacoes SA Rights
        02/07/19...........................................     2,419              7
                                                                      --------------
TOTAL BRAZIL...............................................                    3,225
                                                                      --------------
MALAYSIA -- (0.0%)
*     Malayan Flour Mills Bhd Warrants 01/23/24............    19,030            767
                                                                      --------------
POLAND -- (0.0%)
*     Hawe SA Rights 09/30/15..............................    30,550              0
                                                                      --------------
THAILAND -- (0.0%)
*     BTS Group Holdings PCL Warrants 11/29/19.............   115,700          2,333
                                                                      --------------
TOTAL RIGHTS/WARRANTS......................................                    6,325
                                                                      --------------
TOTAL INVESTMENT SECURITIES................................            1,425,198,172
                                                                      --------------

                                                                         VALUE>>
                                                                      --------------
SECURITIES LENDING COLLATERAL -- (1.6%)
@(S)  DFA Short Term Investment Fund....................... 2,030,101     23,490,304
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,214,243,557)^^..................................           $1,448,688,476
                                                                      ==============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                      LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                    ----------- ------------ ------- ------------
Common Stocks
   Brazil.......................... $20,551,834 $ 89,077,876   --    $109,629,710
   Chile...........................   7,085,171   14,665,227   --      21,750,398
   China...........................  50,441,179  202,352,706   --     252,793,885
   Colombia........................   6,255,474           --   --       6,255,474
   Czech Republic..................          --    3,113,237   --       3,113,237
   Egypt...........................      12,943    1,040,181   --       1,053,124
   Greece..........................          --    3,062,684   --       3,062,684

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                    ----------------------------------------------------
                      LEVEL 1         LEVEL 2     LEVEL 3     TOTAL
                    ------------   -------------- ------- --------------
   Hong Kong.......           --   $       12,013   --    $       12,013
   Hungary.........           --        5,586,725   --         5,586,725
   India........... $  4,273,618      141,460,506   --       145,734,124
   Indonesia.......    2,506,468       41,126,416   --        43,632,884
   Malaysia........        2,973       37,407,314   --        37,410,287
   Mexico..........   52,768,159              398   --        52,768,557
   Peru............    4,002,067              239   --         4,002,306
   Philippines.....      281,445       18,251,026   --        18,532,471
   Poland..........           --       25,644,575   --        25,644,575
   Russia..........   10,566,343       11,959,474   --        22,525,817
   Singapore.......           --            9,922   --             9,922
   South Africa....   11,549,104       93,380,037   --       104,929,141
   South Korea.....    6,338,958      231,313,365   --       237,652,323
   Taiwan..........   26,685,510      203,867,750   --       230,553,260
   Thailand........   49,905,163           18,072   --        49,923,235
   Turkey..........       63,579       14,903,850   --        14,967,429
Preferred Stocks
   Brazil..........           --       31,974,649   --        31,974,649
   Chile...........           --          426,765   --           426,765
   Colombia........    1,204,077               --   --         1,204,077
   South Korea.....           --           42,775   --            42,775
Rights/Warrants
   Brazil..........           --            3,225   --             3,225
   Malaysia........           --              767   --               767
   Thailand........           --            2,333   --             2,333
Securities Lending
   Collateral......           --       23,490,304   --        23,490,304
                    ------------   --------------   --    --------------
TOTAL.............. $254,494,065   $1,194,194,411   --    $1,448,688,476
                    ============   ==============   ==    ==============

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                   VALUE+
                                                               --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
  The DFA Investment Trust Company............................ $4,903,801,176
                                                               --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^........ $4,903,801,176
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (96.0%)
COMMUNICATION SERVICES -- (9.4%)
    Activision Blizzard, Inc.............................    97,092 $ 4,586,626
*   Alaska Communications Systems Group, Inc.............     1,400       2,590
*   Alphabet, Inc., Class A..............................    41,293  46,491,376
*   Alphabet, Inc., Class C..............................    43,448  48,504,044
#   Altice USA, Inc., Class A............................    49,636     974,851
#   AMC Entertainment Holdings, Inc., Class A............     6,137      89,907
#*  AMC Networks, Inc., Class A..........................     7,581     477,148
#*  ANGI Homeservices, Inc., Class A.....................     7,188     122,196
    AT&T, Inc............................................ 1,020,043  30,662,493
    ATN International, Inc...............................     1,149      85,692
    Beasley Broadcast Group, Inc., Class A...............       325       1,469
*   Boingo Wireless, Inc.................................     6,700     161,604
    Cable One, Inc.......................................       700     619,038
#*  Care.com, Inc........................................     2,690      63,941
#*  Cargurus, Inc........................................     9,652     412,816
#*  Cars.com, Inc........................................    12,288     335,585
    CBS Corp., Class A...................................     5,128     255,169
    CBS Corp., Class B...................................    47,679   2,358,203
#*  Central European Media Enterprises, Ltd., Class A....       524       1,577
#   CenturyLink, Inc.....................................   133,425   2,044,071
*   Charter Communications, Inc., Class A................    22,137   7,328,454
#*  Cincinnati Bell, Inc.................................     7,080      59,047
#   Cinemark Holdings, Inc...............................    13,622     557,412
*   Clear Channel Outdoor Holdings, Inc., Class A........     3,850      21,445
    Cogent Communications Holdings, Inc..................     8,167     395,691
    Comcast Corp., Class A...............................   619,072  22,639,463
#*  comScore, Inc........................................     3,105      61,137
#   Consolidated Communications Holdings, Inc............     8,649      92,371
#*  Discovery, Inc., Class A.............................    23,481     666,391
*   Discovery, Inc., Class C.............................    41,473   1,105,255
*   DISH Network Corp., Class A..........................    31,825     976,073
*   Electronic Arts, Inc.................................    40,040   3,693,290
#   Entercom Communications Corp., Class A...............    31,010     227,303
    Entravision Communications Corp., Class A............     7,308      28,794
    EW Scripps Co. (The), Class A........................     5,927     111,309
*   Facebook, Inc., Class A..............................   332,510  55,426,092
#   Frontier Communications Corp.........................     9,761      19,522
#   Gannett Co., Inc.....................................    11,949     132,514
#*  GCI Liberty, Inc., Class A...........................    12,572     639,915
#*  Glu Mobile, Inc......................................     1,098      10,695
*   Gray Television, Inc.................................    14,471     241,810
*   IAC/InterActiveCorp..................................    11,168   2,359,575
    IDT Corp., Class B...................................     1,800      12,924
*   IMAX Corp............................................     8,955     185,995
*   Intelsat SA..........................................     7,282     177,171
    Interpublic Group of Cos., Inc. (The)................    54,513   1,240,171
#*  Iridium Communications, Inc..........................    10,799     209,285
    John Wiley & Sons, Inc., Class A.....................     7,602     393,632
#*  Liberty Broadband Corp., Class A.....................     3,994     338,571
*   Liberty Broadband Corp., Class C.....................    15,388   1,308,288
*   Liberty Latin America, Ltd., Class A.................     2,900      50,562
*   Liberty Latin America, Ltd., Class C.................    16,586     289,923
*   Liberty Media Corp.-Liberty Braves, Class A..........     1,077      29,230
*   Liberty Media Corp.-Liberty Braves, Class B..........        20         579

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
COMMUNICATION SERVICES -- (Continued)
#*  Liberty Media Corp.-Liberty Braves, Class C..........   2,265 $    61,064
#*  Liberty Media Corp.-Liberty Formula One, Class A.....   2,694      82,436
#*  Liberty Media Corp.-Liberty Formula One, Class C.....   5,664     177,680
*   Liberty Media Corp.-Liberty SiriusXM, Class A........  12,538     498,762
*   Liberty Media Corp.-Liberty SiriusXM, Class B........     200       8,133
*   Liberty Media Corp.-Liberty SiriusXM, Class C........  23,330     932,267
*   Liberty TripAdvisor Holdings, Inc., Class A..........  10,445     174,014
    Lions Gate Entertainment Corp., Class A..............   9,697     178,134
    Lions Gate Entertainment Corp., Class B..............  11,761     206,170
#*  Live Nation Entertainment, Inc.......................  21,437   1,147,094
*   Madison Square Garden Co. (The), Class A.............   2,769     769,505
    Marcus Corp. (The)...................................   2,400     106,968
#   Match Group, Inc.....................................  10,128     541,747
#*  McClatchy Co. (The), Class A.........................     430       2,516
#   Meredith Corp........................................   4,576     248,340
*   MSG Networks, Inc., Class A..........................  12,005     268,912
    National CineMedia, Inc..............................   6,419      44,355
*   Netflix, Inc.........................................  58,830  19,972,785
    New Media Investment Group, Inc......................   6,243      85,342
#   New York Times Co. (The), Class A....................  18,633     479,054
    News Corp., Class A..................................  52,850     678,066
    News Corp., Class B..................................  16,856     217,948
#   Nexstar Media Group, Inc., Class A...................   5,522     460,921
#   Omnicom Group, Inc...................................  30,860   2,403,377
#*  ORBCOMM, Inc.........................................   7,396      60,203
*   QuinStreet, Inc......................................   8,288     157,804
*   Rosetta Stone, Inc...................................   1,296      19,647
    Saga Communications, Inc., Class A...................     575      19,447
    Salem Media Group, Inc...............................     400       1,124
    Scholastic Corp......................................   2,600     108,394
    Shenandoah Telecommunications Co.....................   7,800     371,514
    Sinclair Broadcast Group, Inc., Class A..............  10,008     308,347
#   Sirius XM Holdings, Inc.............................. 245,576   1,431,708
#*  Snap, Inc., Class A..................................  22,736     151,877
    Spok Holdings, Inc...................................   2,839      39,292
#*  Sprint Corp..........................................  89,897     560,957
*   Take-Two Interactive Software, Inc...................  16,057   1,694,816
    TEGNA, Inc...........................................  23,899     280,574
    Telephone & Data Systems, Inc........................  15,539     562,823
*   T-Mobile US, Inc.....................................  46,394   3,229,950
    Tribune Media Co., Class A...........................   4,171     191,491
#*  TripAdvisor, Inc.....................................  13,717     787,081
#*  TrueCar Inc..........................................   4,430      41,553
    Twenty-First Century Fox, Inc., Class A.............. 137,768   6,793,340
    Twenty-First Century Fox, Inc., Class B..............  54,449   2,671,268
*   Twitter, Inc.........................................  91,386   3,066,914
*   United States Cellular Corp..........................   1,000      57,580
    Verizon Communications, Inc.......................... 569,005  31,329,415
#   Viacom, Inc., Class A................................   1,192      40,874
    Viacom, Inc., Class B................................  48,537   1,427,959
*   Vonage Holdings Corp.................................  25,192     229,499
    Walt Disney Co. (The)................................ 207,345  23,123,114
#   World Wrestling Entertainment, Inc., Class A.........   5,200     428,168
*   Yelp, Inc............................................   9,465     344,715
*   Zayo Group Holdings, Inc.............................  27,414     752,514
*   Zedge, Inc., Class B.................................     600       1,236
#*  Zillow Group, Inc., Class A..........................   7,369     256,515
#*  Zillow Group, Inc., Class C..........................  15,246     534,982

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
COMMUNICATION SERVICES -- (Continued)
*   Zynga, Inc., Class A................................. 117,300 $    525,504
                                                                  ------------
TOTAL COMMUNICATION SERVICES.............................          350,628,074
                                                                  ------------
CONSUMER DISCRETIONARY -- (10.5%)
*   1-800-Flowers.com, Inc., Class A.....................   3,914       62,428
    Aaron's, Inc.........................................  10,569      529,084
    Abercrombie & Fitch Co., Class A.....................   8,850      191,780
#   Acushnet Holdings Corp...............................   2,786       64,050
*   Adtalem Global Education, Inc........................   8,180      400,002
    Advance Auto Parts, Inc..............................   9,863    1,570,190
*   Amazon.com, Inc......................................  57,404   98,661,977
#*  American Axle & Manufacturing Holdings, Inc..........  13,471      199,101
    American Eagle Outfitters, Inc.......................  22,400      473,088
*   American Outdoor Brands Corp.........................   5,464       65,950
*   American Public Education, Inc.......................   2,200       65,098
*   America's Car-Mart, Inc..............................   1,100       76,956
    Aptiv P.L.C..........................................  35,433    2,803,813
    Aramark..............................................  31,206    1,028,238
#*  Asbury Automotive Group, Inc.........................   2,900      204,885
#*  Ascena Retail Group, Inc.............................   8,000       19,600
#*  At Home Group, Inc...................................   5,899      130,014
    Autoliv, Inc.........................................  10,946      874,038
*   AutoNation, Inc......................................   8,573      332,204
*   AutoZone, Inc........................................   3,604    3,053,813
*   Barnes & Noble Education, Inc........................   4,113       23,526
    Barnes & Noble, Inc..................................   6,422       38,725
    Bassett Furniture Industries, Inc....................     306        5,835
*   Beazer Homes USA, Inc................................     779        9,761
#   Bed Bath & Beyond, Inc...............................  18,932      285,684
*   Belmond, Ltd., Class A...............................  12,057      300,460
    Best Buy Co., Inc....................................  38,220    2,264,153
#   Big 5 Sporting Goods Corp............................   2,146        7,382
#   Big Lots, Inc........................................   5,898      186,023
*   Biglari Holdings, Inc., Class B......................       7          916
    BJ's Restaurants, Inc................................   3,098      154,373
    Bloomin' Brands, Inc.................................  16,722      308,186
*   Booking Holdings, Inc................................   6,461   11,841,785
*   Boot Barn Holdings, Inc..............................   3,837       89,901
    BorgWarner, Inc......................................  27,892    1,140,783
#   Boyd Gaming Corp.....................................   5,900      161,188
*   Bridgepoint Education, Inc...........................   1,683       13,683
*   Bright Horizons Family Solutions, Inc................   8,347      966,499
#   Brinker International, Inc...........................   6,676      270,512
    Brunswick Corp.......................................  12,048      606,255
    Buckle, Inc. (The)...................................   3,112       54,055
*   Build-A-Bear Workshop, Inc...........................   2,400       11,352
*   Burlington Stores, Inc...............................   9,700    1,665,587
#*  Caesars Entertainment Corp...........................  53,109      485,416
    Caleres, Inc.........................................   5,187      154,780
    Callaway Golf Co.....................................  13,384      218,025
    Capri Holdings, Ltd..................................  16,100      683,928
*   Career Education Corp................................   6,800       87,788
#*  CarMax, Inc..........................................  24,738    1,454,100
    Carnival Corp........................................  60,262    3,469,886
    Carriage Services, Inc...............................   2,167       42,148
*   Carrols Restaurant Group, Inc........................   4,867       42,002
#   Carter's, Inc........................................   6,764      560,736
#*  Carvana Co...........................................   6,408      238,057
    Cato Corp. (The), Class A............................   2,761       41,001

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
*   Cavco Industries, Inc................................   1,157 $  192,398
*   Century Communities, Inc.............................   1,616     37,911
#   Cheesecake Factory, Inc. (The).......................   6,350    284,988
#*  Chegg, Inc...........................................  12,797    450,710
    Chico's FAS, Inc.....................................  18,000    104,400
#   Children's Place, Inc. (The).........................   2,340    226,418
#*  Chipotle Mexican Grill, Inc..........................   3,774  1,998,748
#   Choice Hotels International, Inc.....................   5,483    434,034
#   Churchill Downs, Inc.................................   5,691    523,458
*   Chuy's Holdings, Inc.................................   2,100     47,712
    Citi Trends, Inc.....................................   1,200     24,588
    Collectors Universe, Inc.............................     600      8,088
    Columbia Sportswear Co...............................   4,654    415,090
#*  Conn's, Inc..........................................   2,882     60,349
    Cooper Tire & Rubber Co..............................   9,301    327,395
*   Cooper-Standard Holdings, Inc........................   2,453    187,556
    Core-Mark Holding Co., Inc...........................   6,545    182,475
#   Cracker Barrel Old Country Store, Inc................   2,416    404,149
*   Crocs, Inc...........................................   9,700    278,584
    Culp, Inc............................................   1,492     28,497
    Dana, Inc............................................  18,876    332,595
    Darden Restaurants, Inc..............................  16,898  1,773,107
#   Dave & Buster's Entertainment, Inc...................   4,945    254,420
*   Deckers Outdoor Corp.................................   4,300    552,335
    Delphi Technologies P.L.C............................  11,811    211,535
*   Denny's Corp.........................................  13,180    233,154
*   Destination XL Group, Inc............................   4,200     10,836
#   Dick's Sporting Goods, Inc...........................  12,139    428,628
#   Dillard's, Inc., Class A.............................   3,453    230,626
#   Dine Brands Global, Inc..............................   2,200    167,794
    Dollar General Corp..................................  36,786  4,246,208
*   Dollar Tree, Inc.....................................  32,938  3,189,387
    Domino's Pizza, Inc..................................   6,346  1,800,551
#*  Dorman Products, Inc.................................   4,878    419,264
    DR Horton, Inc.......................................  49,537  1,904,698
    DSW, Inc., Class A...................................   9,116    248,411
#   Dunkin' Brands Group, Inc............................  11,985    819,654
*   eBay, Inc............................................ 132,294  4,451,693
#*  Eldorado Resorts, Inc................................   6,704    312,541
    Ethan Allen Interiors, Inc...........................   2,900     55,042
#*  Etsy, Inc............................................  14,298    781,386
    Expedia Group, Inc...................................  16,556  1,974,303
    Extended Stay America, Inc...........................  24,500    418,950
#*  Famous Dave's of America, Inc........................   1,332      6,127
*   Fiesta Restaurant Group, Inc.........................   2,996     44,521
*   Five Below, Inc......................................   7,721    955,319
    Flexsteel Industries, Inc............................     300      7,491
#*  Floor & Decor Holdings, Inc., Class A................   7,638    261,907
    Foot Locker, Inc.....................................  16,311    911,622
    Ford Motor Co........................................ 520,559  4,580,919
#*  Fossil Group, Inc....................................   8,037    136,308
*   Fox Factory Holding Corp.............................   6,502    385,764
*   frontdoor, Inc.......................................   9,307    276,604
#   GameStop Corp., Class A..............................  12,940    146,740
    Gaming Partners International Corp...................     800     10,352
#   Gap, Inc. (The)......................................  31,880    811,027
    Garmin, Ltd..........................................  15,640  1,081,975
#*  Garrett Motion, Inc..................................  10,009    159,844
    General Motors Co.................................... 178,711  6,973,303

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
                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*   Genesco, Inc.........................................   2,400 $   108,432
    Gentex Corp..........................................  39,490     836,398
#*  Gentherm, Inc........................................   4,803     204,416
    Genuine Parts Co.....................................  20,593   2,055,593
#*  G-III Apparel Group, Ltd.............................   8,675     302,497
    Goodyear Tire & Rubber Co. (The).....................  31,675     671,193
    Graham Holdings Co., Class B.........................     608     404,320
#*  Grand Canyon Education, Inc..........................   6,920     643,145
#   Group 1 Automotive, Inc..............................   2,780     169,663
*   Groupon, Inc.........................................  67,510     254,513
#*  GrubHub, Inc.........................................  12,333     991,573
    Guess?, Inc..........................................   9,826     191,705
#   H&R Block, Inc.......................................  31,265     737,541
    Hamilton Beach Brands Holding Co., Class A...........     574      15,004
#   Hanesbrands, Inc.....................................  51,734     775,493
#   Harley-Davidson, Inc.................................  24,000     884,640
#   Hasbro, Inc..........................................  16,323   1,478,211
    Haverty Furniture Cos., Inc..........................   1,700      34,629
*   Helen of Troy, Ltd...................................   3,400     394,536
#*  Hibbett Sports, Inc..................................   2,888      47,190
*   Hilton Grand Vacations, Inc..........................  14,005     424,912
    Hilton Worldwide Holdings, Inc.......................  37,820   2,816,834
    Home Depot, Inc. (The)............................... 157,438  28,894,596
    Hooker Furniture Corp................................   1,300      37,401
#*  Horizon Global Corp..................................   3,471       7,289
*   Houghton Mifflin Harcourt Co.........................   3,402      35,619
#   Hyatt Hotels Corp., Class A..........................   6,193     432,953
#*  Installed Building Products, Inc.....................   3,123     131,510
#   International Game Technology P.L.C..................   7,805     127,690
    International Speedway Corp., Class A................   2,719     118,141
#*  iRobot Corp..........................................   3,667     329,260
*   J Alexander's Holdings, Inc..........................   1,458      12,539
    Jack in the Box, Inc.................................   3,806     308,096
#*  JC Penney Co., Inc...................................  34,278      45,247
    Johnson Outdoors, Inc., Class A......................   1,187      74,366
*   K12, Inc.............................................   3,115      98,154
    KB Home..............................................   8,900     190,549
*   Kirkland's, Inc......................................   1,502      15,350
    Kohl's Corp..........................................  23,760   1,632,074
#*  Kona Grill, Inc......................................   1,120       1,232
#   L Brands, Inc........................................  26,200     729,408
*   Lakeland Industries, Inc.............................   1,000      11,180
*   Lands' End, Inc......................................   1,303      23,324
    Las Vegas Sands Corp.................................  55,232   3,223,340
*   Laureate Education, Inc., Class A....................  11,129     178,064
    La-Z-Boy, Inc........................................   6,000     177,720
#   LCI Industries.......................................   3,891     320,774
*   Leaf Group, Ltd......................................     553       4,247
    Lear Corp............................................   9,400   1,446,942
#   Leggett & Platt, Inc.................................  18,177     744,530
    Lennar Corp., Class A................................  42,212   2,001,693
    Lennar Corp., Class B................................   1,957      74,601
*   Liberty Expedia Holdings, Inc., Class A..............   8,777     359,769
    Lifetime Brands, Inc.................................     300       2,919
*   Liquidity Services, Inc..............................     652       5,457
#   Lithia Motors, Inc., Class A.........................   2,987     265,694
*   LKQ Corp.............................................  45,879   1,202,947
    Lowe's Cos., Inc..................................... 111,040  10,677,606
*   Luby's, Inc..........................................   1,849       2,774

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
                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*   Lululemon Athletica, Inc.............................  12,630 $ 1,866,840
*   M/I Homes, Inc.......................................   2,750      72,848
    Macy's, Inc..........................................  41,752   1,098,078
*   Malibu Boats, Inc., Class A..........................   3,500     141,925
    Marine Products Corp.................................   1,049      14,896
*   MarineMax, Inc.......................................   4,119      73,236
    Marriott International, Inc., Class A................  42,400   4,856,072
    Marriott Vacations Worldwide Corp....................   6,493     574,890
*   MasterCraft Boat Holdings, Inc.......................   3,540      77,278
#*  Mattel, Inc..........................................  41,721     493,977
    McDonald's Corp...................................... 107,945  19,298,407
    MDC Holdings, Inc....................................   5,040     165,967
*   Meritage Homes Corp..................................   3,700     166,796
    MGM Resorts International............................  54,564   1,606,364
#*  Michaels Cos., Inc. (The)............................  16,421     227,595
*   Modine Manufacturing Co..............................   8,649     126,535
*   Mohawk Industries, Inc...............................   7,508     966,955
#*  Monarch Casino & Resort, Inc.........................   1,845      79,778
#   Monro, Inc...........................................   5,378     385,388
#*  Motorcar Parts of America, Inc.......................   2,528      50,560
    Movado Group, Inc....................................   2,362      75,466
*   Murphy USA, Inc......................................   4,848     356,570
    Nathan's Famous, Inc.................................     509      34,358
#*  National Vision Holdings, Inc........................   5,725     181,826
*   Nautilus, Inc........................................   4,149      31,159
#   Newell Brands, Inc...................................  46,611     988,619
    NIKE, Inc., Class B.................................. 173,165  14,178,750
#   Nordstrom, Inc.......................................  17,457     810,179
*   Norwegian Cruise Line Holdings, Ltd..................  26,978   1,387,479
    Nutrisystem, Inc.....................................   4,889     212,232
*   NVR, Inc.............................................     500   1,330,000
    Office Depot, Inc....................................  68,875     203,181
#*  Ollie's Bargain Outlet Holdings, Inc.................   7,467     583,695
*   O'Reilly Automotive, Inc.............................  11,628   4,007,707
#*  Overstock.com, Inc...................................   1,830      31,751
#   Oxford Industries, Inc...............................   2,882     220,704
    Papa John's International, Inc.......................   3,800     160,702
#*  Party City Holdco, Inc...............................   9,859     108,843
#*  Penn National Gaming, Inc............................  10,066     244,000
#   Penske Automotive Group, Inc.........................   4,700     220,336
#   PetMed Express, Inc..................................   2,200      52,096
*   Planet Fitness, Inc., Class A........................  13,874     803,582
#   Polaris Industries, Inc..............................   8,338     699,391
#   Pool Corp............................................   5,784     867,079
    PulteGroup, Inc......................................  36,663   1,019,598
    PVH Corp.............................................   9,783   1,067,423
#*  Quotient Technology Inc..............................   8,507      85,070
*   Qurate Retail, Inc...................................  62,653   1,362,703
    Ralph Lauren Corp....................................   6,732     781,855
    RCI Hospitality Holdings, Inc........................   1,000      22,310
*   Red Lion Hotels Corp.................................   2,034      18,815
#*  Red Robin Gourmet Burgers, Inc.......................   3,072      98,243
    Red Rock Resorts, Inc., Class A......................   8,652     219,588
*   Regis Corp...........................................   4,556      84,969
*   Rent-A-Center, Inc...................................   6,145     107,538
*   RH...................................................   4,568     620,654
    Rocky Brands, Inc....................................     231       6,193
    Ross Stores, Inc.....................................  51,561   4,749,799
    Royal Caribbean Cruises, Ltd.........................  23,200   2,785,160

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
                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#*  RTW RetailWinds, Inc.................................   5,059 $    15,683
    Ruth's Hospitality Group, Inc........................   4,284      98,960
#*  Sally Beauty Holdings, Inc...........................  17,735     305,397
#*  Scientific Games Corp., Class A......................   7,083     177,500
#*  SeaWorld Entertainment, Inc..........................   7,469     194,567
#*  Sequential Brands Group, Inc.........................     194         211
    Service Corp. International..........................  22,783     977,846
#*  ServiceMaster Global Holdings, Inc...................  18,614     725,760
#*  Shake Shack, Inc., Class A...........................   3,585     171,220
*   Shiloh Industries, Inc...............................   1,564       9,368
#   Shoe Carnival, Inc...................................     771      28,434
#*  Shutterfly, Inc......................................   3,662     168,306
    Shutterstock, Inc....................................   3,545     141,835
#   Signet Jewelers, Ltd.................................   8,700     211,932
    Six Flags Entertainment Corp.........................   8,978     552,955
#*  Skechers U.S.A., Inc., Class A.......................  19,250     523,023
    Skyline Champion Corp................................   5,017      90,607
#*  Sleep Number Corp....................................   5,594     201,384
    Sonic Automotive, Inc., Class A......................   4,001      61,215
#*  Sotheby's............................................   7,207     291,091
    Speedway Motorsports, Inc............................   2,352      37,961
#   Stage Stores, Inc....................................   3,250       3,088
#*  Stamps.com, Inc......................................   2,290     426,123
    Standard Motor Products, Inc.........................   3,866     190,053
    Starbucks Corp....................................... 173,577  11,827,537
    Steven Madden, Ltd...................................  10,338     337,536
*   Stoneridge, Inc......................................   3,400      88,774
    Strategic Education, Inc.............................   3,690     403,686
    Superior Group of Cos, Inc...........................     324       5,757
#   Tailored Brands, Inc.................................   6,906      87,223
*   Tandy Leather Factory, Inc...........................     663       3,792
    Tapestry, Inc........................................  39,190   1,517,045
    Target Corp..........................................  70,314   5,132,922
*   Taylor Morrison Home Corp., Class A..................  12,000     226,800
#*  Tempur Sealy International, Inc......................   7,223     382,963
    Tenneco, Inc., Class A...............................   6,595     228,715
#*  Tesla, Inc...........................................  17,046   5,233,463
#   Texas Roadhouse, Inc.................................   9,593     583,638
#   Thor Industries, Inc.................................   6,891     448,742
#   Tiffany & Co.........................................  14,675   1,302,113
    TJX Cos., Inc. (The)................................. 170,258   8,466,930
    Toll Brothers, Inc...................................  20,185     745,634
*   TopBuild Corp........................................   5,949     314,167
    Tower International, Inc.............................   2,300      66,907
    Tractor Supply Co....................................  17,153   1,464,866
#*  TRI Pointe Group, Inc................................  14,747     198,347
    Tupperware Brands Corp...............................   6,100     166,347
*   Ulta Salon Cosmetics & Fragrance, Inc................   7,773   2,269,094
#*  Under Armour, Inc., Class A..........................  25,722     533,474
#*  Under Armour, Inc., Class C..........................  29,264     554,260
*   Unifi, Inc...........................................   1,766      37,775
#*  Universal Electronics, Inc...........................   1,700      47,889
#*  Urban Outfitters, Inc................................  12,450     402,135
    Vail Resorts, Inc....................................   5,629   1,059,716
#*  Veoneer, Inc.........................................  10,946     326,300
*   Vera Bradley, Inc....................................   2,206      19,744
    VF Corp..............................................  45,962   3,868,622
*   Vista Outdoor, Inc...................................   7,300      72,854
#*  Visteon Corp.........................................   4,607     354,232
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
                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER DISCRETIONARY -- (Continued)
#*  Wayfair, Inc., Class A...............................   7,110 $    778,261
#*  Weight Watchers International, Inc...................   5,008      160,256
#   Wendy's Co. (The)....................................  26,524      459,396
#   Whirlpool Corp.......................................   9,105    1,211,056
#*  William Lyon Homes, Class A..........................   4,412       58,503
#   Williams-Sonoma, Inc.................................  10,060      547,566
#   Wingstop, Inc........................................   4,405      289,188
    Winmark Corp.........................................     300       46,245
#   Winnebago Industries, Inc............................   5,624      160,846
    Wolverine World Wide, Inc............................  10,800      370,548
    Wyndham Destinations, Inc............................  13,602      573,188
    Wyndham Hotels & Resorts, Inc........................  13,602      667,722
    Wynn Resorts, Ltd....................................  10,942    1,345,975
    Yum! Brands, Inc.....................................  43,884    4,124,218
*   ZAGG, Inc............................................     171        1,919
*   Zumiez, Inc..........................................   2,400       60,984
                                                                  ------------
TOTAL CONSUMER DISCRETIONARY.............................          393,267,179
                                                                  ------------
CONSUMER STAPLES -- (6.6%)
#   Alico, Inc...........................................     496       14,682
    Altria Group, Inc.................................... 254,344   12,551,876
    Andersons, Inc. (The)................................   3,670      128,634
    Archer-Daniels-Midland Co............................  79,411    3,565,554
*   Avon Products, Inc...................................  74,310      173,885
#   B&G Foods, Inc.......................................   8,042      214,400
#*  Boston Beer Co., Inc. (The), Class A.................   1,385      345,087
    Brown-Forman Corp., Class A..........................  15,102      710,247
#   Brown-Forman Corp., Class B..........................  37,260    1,760,535
    Bunge, Ltd...........................................  18,335    1,009,708
#   Calavo Growers, Inc..................................   2,564      208,607
#   Cal-Maine Foods, Inc.................................   4,200      177,156
#   Campbell Soup Co.....................................  25,236      894,111
    Casey's General Stores, Inc..........................   5,202      669,393
#*  Central Garden & Pet Co..............................   1,175       46,072
*   Central Garden & Pet Co., Class A....................   5,929      211,191
*   Chefs' Warehouse, Inc. (The).........................   4,080      131,050
    Church & Dwight Co., Inc.............................  35,040    2,263,934
    Clorox Co. (The).....................................  17,676    2,622,765
#   Coca-Cola Bottling Co. Consolidated..................     781      168,540
    Coca-Cola Co. (The).................................. 560,631   26,983,170
    Colgate-Palmolive Co................................. 116,444    7,531,598
    Conagra Brands, Inc..................................  61,443    1,329,627
    Constellation Brands, Inc., Class A..................  23,743    4,123,209
    Costco Wholesale Corp................................  61,197   13,134,712
#   Coty, Inc., Class A..................................  48,474      376,158
*   Darling Ingredients, Inc.............................  29,952      637,079
*   Edgewell Personal Care Co............................   7,514      296,427
#   Energizer Holdings, Inc..............................   8,544      404,986
    Estee Lauder Cos., Inc. (The), Class A...............  30,838    4,206,920
*   Farmer Brothers Co...................................   1,300       31,980
    Flowers Foods, Inc...................................  27,221      535,165
    Fresh Del Monte Produce, Inc.........................   5,548      177,425
    General Mills, Inc...................................  83,038    3,690,209
#*  Hain Celestial Group, Inc. (The).....................  12,400      227,292
#*  Herbalife Nutrition, Ltd.............................  17,200    1,026,840
    Hershey Co. (The)....................................  19,837    2,104,706
#   Hormel Foods Corp....................................  41,024    1,736,136
#*  Hostess Brands, Inc..................................  12,730      146,268
    Ingles Markets, Inc., Class A........................   1,110       31,679

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
                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER STAPLES -- (Continued)
    Ingredion, Inc.......................................   9,295 $    920,205
    Inter Parfums, Inc...................................   3,030      201,374
    J&J Snack Foods Corp.................................   1,991      307,311
    JM Smucker Co. (The).................................  15,490    1,624,591
    John B. Sanfilippo & Son, Inc........................   1,301       88,793
#   Kellogg Co...........................................  35,563    2,098,573
#   Keurig Dr Pepper, Inc................................  28,064      763,902
    Kimberly-Clark Corp..................................  48,614    5,414,627
    Kraft Heinz Co. (The)................................  86,870    4,174,972
    Kroger Co. (The)..................................... 112,865    3,197,465
    Lamb Weston Holdings, Inc............................  20,571    1,487,283
    Lancaster Colony Corp................................   3,396      540,202
*   Landec Corp..........................................   3,992       50,658
*   Lifeway Foods, Inc...................................     315          885
#   McCormick & Co., Inc.................................     607       75,147
#   McCormick & Co., Inc. Non-Voting.....................  16,932    2,093,472
    Medifast, Inc........................................   2,100      267,204
#   MGP Ingredients, Inc.................................   2,956      212,211
    Molson Coors Brewing Co., Class B....................  25,147    1,675,042
    Mondelez International, Inc., Class A................ 201,293    9,311,814
*   Monster Beverage Corp................................  56,627    3,241,329
#   National Beverage Corp...............................   1,844      154,601
*   Natural Alternatives International, Inc..............   1,000       11,160
    Nu Skin Enterprises, Inc., Class A...................   7,059      463,423
    Oil-Dri Corp. of America.............................     641       17,012
    PepsiCo, Inc......................................... 194,139   21,873,641
*   Performance Food Group Co............................  15,639      534,228
    Philip Morris International, Inc..................... 217,539   16,689,592
*   Pilgrim's Pride Corp.................................   9,583      194,152
#*  Post Holdings, Inc...................................   9,248      858,399
    PriceSmart, Inc......................................   2,200      134,750
    Procter & Gamble Co. (The)........................... 346,246   33,402,352
#*  Pyxus International, Inc.............................     876       14,217
#*  Revlon, Inc., Class A................................   1,909       50,016
    Rocky Mountain Chocolate Factory, Inc................     950        8,170
#   Sanderson Farms, Inc.................................   2,941      362,037
*   Seneca Foods Corp., Class A..........................     500       14,300
*   Simply Good Foods Co. (The)..........................   8,484      167,898
    SpartanNash Co.......................................   4,621       95,886
#   Spectrum Brands Holdings, Inc........................   5,391      301,249
#*  Sprouts Farmers Market, Inc..........................  16,414      393,608
    Sysco Corp...........................................  68,280    4,359,678
#   Tootsie Roll Industries, Inc.........................   2,305       79,868
#*  TreeHouse Foods, Inc.................................   6,632      387,044
    Tyson Foods, Inc., Class A...........................  41,051    2,541,878
#*  United Natural Foods, Inc............................   6,000       78,600
    United-Guardian, Inc.................................     600       11,946
    Universal Corp.......................................   3,647      210,432
*   US Foods Holding Corp................................  27,981      943,519
*   USANA Health Sciences, Inc...........................   1,600      187,360
#   Vector Group, Ltd....................................  13,136      144,496
    Walgreens Boots Alliance, Inc........................ 119,010    8,599,663
    Walmart, Inc......................................... 201,176   19,278,696
#   WD-40 Co.............................................   1,826      331,876
#   Weis Markets, Inc....................................   1,930       93,644
                                                                  ------------
TOTAL CONSUMER STAPLES...................................          247,335,464
                                                                  ------------
ENERGY -- (5.0%)
    Adams Resources & Energy, Inc........................     300       11,889

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
                                                          SHARES    VALUE+
                                                          ------- -----------
ENERGY -- (Continued)
    Anadarko Petroleum Corp..............................  63,866 $ 3,022,778
#*  Antero Resources Corp................................  32,498     326,930
#   Apache Corp..........................................  48,409   1,588,783
*   Apergy Corp..........................................  12,138     408,080
#   Arch Coal, Inc., Class A.............................   2,689     236,982
    Archrock, Inc........................................  19,196     181,210
    Baker Hughes a GE Co.................................  53,124   1,252,133
#*  Bristow Group, Inc...................................   3,865      12,716
#*  C&J Energy Services, Inc.............................   3,704      59,523
#   Cabot Oil & Gas Corp.................................  62,526   1,560,024
*   Cactus, Inc., Class A................................   7,666     251,598
#*  California Resources Corp............................   9,490     191,224
#*  Callon Petroleum Co..................................  28,039     228,237
*   CARBO Ceramics, Inc..................................   2,120       8,544
#*  Carrizo Oil & Gas, Inc...............................  14,266     175,186
#*  Centennial Resource Development, Inc., Class A.......  21,061     277,373
*   Cheniere Energy, Inc.................................  31,700   2,081,105
#*  Chesapeake Energy Corp............................... 122,890     350,237
    Chevron Corp......................................... 265,666  30,458,607
    Cimarex Energy Co....................................  12,091     910,936
*   CNX Resources Corp...................................  24,000     291,360
*   Concho Resources, Inc................................  28,102   3,367,744
    ConocoPhillips....................................... 161,036  10,900,527
*   CONSOL Energy, Inc...................................   3,000     106,590
#*  Continental Resources, Inc...........................  13,475     622,141
#   Core Laboratories NV.................................   4,453     300,399
    CVR Energy, Inc......................................   5,612     225,322
*   Dawson Geophysical Co................................   1,720       6,725
    Delek US Holdings, Inc...............................  10,681     347,239
#*  Denbury Resources, Inc...............................  69,938     141,974
    Devon Energy Corp....................................  67,370   1,795,411
    DHT Holdings, Inc....................................   6,363      25,770
#*  Diamond Offshore Drilling, Inc.......................   4,379      47,862
    Diamondback Energy, Inc..............................  20,761   2,140,874
*   Dorian LPG, Ltd......................................     487       2,669
#*  Dril-Quip, Inc.......................................   4,787     179,225
    EnLink Midstream LLC.................................   7,482      81,404
#   Ensco P.L.C., Class A................................  64,326     283,034
    EOG Resources, Inc...................................  80,160   7,951,872
#   EQT Corp.............................................  29,356     571,561
*   Equitrans Midstream Corp.............................  29,069     605,217
*   Era Group, Inc.......................................   2,200      20,724
*   Exterran Corp........................................   5,062      87,876
    Exxon Mobil Corp..................................... 593,816  43,514,836
*   Forum Energy Technologies, Inc.......................   2,749      13,498
*   Frank's International NV.............................   4,232      24,080
    GasLog, Ltd..........................................   8,332     149,393
*   Geospace Technologies Corp...........................   1,000      15,030
#   Green Plains, Inc....................................   3,514      49,934
*   Gulf Island Fabrication, Inc.........................   1,100      10,439
#*  Gulfport Energy Corp.................................  29,472     247,270
    Halliburton Co....................................... 111,557   3,498,428
*   Helix Energy Solutions Group, Inc....................  29,825     203,705
    Helmerich & Payne, Inc...............................  15,657     876,635
    Hess Corp............................................  35,722   1,928,988
*   HighPoint Resources Corp.............................  19,026      53,273
    HollyFrontier Corp...................................  24,391   1,374,189
#*  Hornbeck Offshore Services, Inc......................   3,129       4,130
*   International Seaways, Inc...........................     164       2,972

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- ----------
ENERGY -- (Continued)
*   Keane Group, Inc.....................................   3,363 $   33,899
    Kinder Morgan, Inc................................... 274,328  4,965,337
*   KLX Energy Services Holdings, Inc....................   2,780     72,447
#*  Kosmos Energy, Ltd...................................  30,409    155,998
    Marathon Oil Corp.................................... 117,277  1,851,804
    Marathon Petroleum Corp..............................  99,717  6,607,248
#*  Matador Resources Co.................................  15,199    296,381
*   Matrix Service Co....................................   3,244     69,584
    Murphy Oil Corp......................................  20,180    551,923
#   Nabors Industries, Ltd...............................  43,163    127,762
    NACCO Industries, Inc., Class A......................     287      9,781
    National Oilwell Varco, Inc..........................  43,515  1,282,822
*   Natural Gas Services Group, Inc......................   1,600     26,416
*   Newfield Exploration Co..............................  28,894    528,182
#*  Newpark Resources, Inc...............................  18,686    155,281
#*  Noble Corp. P.L.C....................................  40,421    133,389
    Noble Energy, Inc....................................  48,686  1,087,645
#   Nordic American Tankers, Ltd.........................   2,265      4,643
#*  Northern Oil and Gas, Inc............................  29,474     74,569
*   Oasis Petroleum, Inc.................................  22,068    132,849
    Occidental Petroleum Corp............................ 103,622  6,919,877
*   Oceaneering International, Inc.......................  11,442    179,525
*   Oil States International, Inc........................   8,123    139,878
    ONEOK, Inc...........................................  58,148  3,733,683
    Panhandle Oil and Gas, Inc., Class A.................   2,000     32,000
*   Parsley Energy, Inc., Class A........................  22,049    409,670
    Patterson-UTI Energy, Inc............................  27,725    336,304
    PBF Energy, Inc., Class A............................  15,842    580,134
*   PDC Energy, Inc......................................   7,417    241,572
    Peabody Energy Corp..................................  14,560    519,792
*   Penn Virginia Corp...................................   1,500     78,690
    Phillips 66..........................................  62,092  5,924,198
    Pioneer Natural Resources Co.........................  23,789  3,385,650
#*  ProPetro Holding Corp................................  11,426    186,701
#   Range Resources Corp.................................  33,373    368,104
#*  Renewable Energy Group, Inc..........................   5,800    167,620
*   REX American Resources Corp..........................     400     29,172
*   RigNet, Inc..........................................   1,066     14,242
#*  Ring Energy, Inc.....................................   8,721     51,279
#*  Rowan Cos. P.L.C., Class A...........................  20,029    244,154
#   RPC, Inc.............................................   9,225     99,538
    Schlumberger, Ltd.................................... 131,055  5,793,942
#*  SEACOR Holdings, Inc.................................   2,200     91,058
*   SEACOR Marine Holdings, Inc..........................   2,211     29,296
#   SemGroup Corp., Class A..............................   7,546    120,887
    Ship Finance International, Ltd......................   6,400     77,824
    SM Energy Co.........................................  15,100    296,262
#*  Southwestern Energy Co...............................  67,154    293,463
#*  SRC Energy, Inc......................................  33,146    163,078
*   Talos Energy, Inc....................................   1,493     28,516
#   Targa Resources Corp.................................  28,438  1,223,118
    TechnipFMC P.L.C.....................................  40,910    939,294
#   Teekay Corp..........................................   4,349     15,265
*   TETRA Technologies, Inc..............................   8,150     17,360
#*  Transocean, Ltd......................................  50,725    434,713
#*  Unit Corp............................................   5,037     80,391
#   US Silica Holdings, Inc..............................   9,737    131,255
    Valero Energy Corp...................................  57,820  5,077,752
#*  W&T Offshore, Inc....................................   6,703     33,783

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CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
ENERGY -- (Continued)
*   Whiting Petroleum Corp...............................    16,371 $    468,702
    Williams Cos., Inc. (The)............................   164,146    4,420,452
    World Fuel Services Corp.............................    12,674      315,456
*   WPX Energy, Inc......................................    53,853      660,238
                                                                    ------------
TOTAL ENERGY.............................................            188,186,263
                                                                    ------------
FINANCIALS -- (13.8%)
    1st Source Corp......................................     2,189       99,381
    Affiliated Managers Group, Inc.......................     6,765      709,987
    Aflac, Inc...........................................   107,328    5,119,546
    Alleghany Corp.......................................     2,069    1,306,698
    Allstate Corp. (The).................................    48,923    4,298,864
    Ally Financial, Inc..................................    57,843    1,507,389
*   Ambac Financial Group, Inc...........................     5,480      103,682
    American Equity Investment Life Holding Co...........    11,011      344,865
    American Express Co..................................   100,707   10,342,609
    American Financial Group, Inc........................    10,824    1,032,501
    American International Group, Inc....................   123,774    5,350,750
    American National Insurance Co.......................     1,669      232,308
    American River Bankshares............................       882       11,889
    Ameriprise Financial, Inc............................    21,340    2,701,644
    Ameris Bancorp.......................................     5,266      199,845
    AMERISAFE, Inc.......................................     2,573      152,862
    AmeriServ Financial, Inc.............................       100          413
    Aon P.L.C............................................    33,234    5,192,148
*   Arch Capital Group, Ltd..............................    51,658    1,516,162
#   Ares Management Corp., Class A.......................    16,466      343,481
    Argo Group International Holdings, Ltd...............     4,563      304,535
    Arrow Financial Corp.................................     1,030       32,806
    Arthur J Gallagher & Co..............................    24,432    1,825,315
    Artisan Partners Asset Management, Inc., Class A.....     8,297      193,486
    Aspen Insurance Holdings, Ltd........................     7,426      309,887
    Associated Banc-Corp.................................    24,056      520,812
    Assurant, Inc........................................     8,626      831,460
    Assured Guaranty, Ltd................................    18,300      742,248
    Asta Funding, Inc....................................        47          200
*   Athene Holding, Ltd., Class A........................    21,347      915,786
*   Atlanticus Holdings Corp.............................     1,196        4,497
    Axis Capital Holdings, Ltd...........................    12,040      644,742
#*  Axos Financial, Inc..................................     7,924      240,573
#   Banc of California, Inc..............................     5,496       80,132
    BancFirst Corp.......................................     1,856       99,630
*   Bancorp, Inc. (The)..................................    11,158       94,620
#   BancorpSouth Bank....................................    11,034      321,972
    Bank of America Corp................................. 1,304,159   37,129,407
#   Bank of Hawaii Corp..................................     5,700      440,781
    Bank of New York Mellon Corp. (The)..................   138,027    7,221,573
    Bank of NT Butterfield & Son, Ltd. (The).............     6,637      232,627
#   Bank OZK.............................................    13,081      396,878
    BankUnited, Inc......................................    13,594      459,613
    Banner Corp..........................................     5,157      281,263
    BB&T Corp............................................   108,588    5,299,094
    Beneficial Bancorp, Inc..............................     8,200      127,838
*   Berkshire Hathaway, Inc., Class B....................   270,810   55,662,287
    Berkshire Hills Bancorp, Inc.........................     8,085      220,316
    BGC Partners, Inc., Class A..........................    29,733      184,047
    BlackRock, Inc.......................................    16,761    6,957,156
*   Blucora, Inc.........................................     5,747      169,594
    BOK Financial Corp...................................     3,544      294,542

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    Boston Private Financial Holdings, Inc...............  16,355 $   189,718
    Bridge Bancorp, Inc..................................     439      13,517
*   Brighthouse Financial, Inc...........................  15,457     577,164
    BrightSphere Investment Group P.L.C..................  11,035     136,503
    Brookline Bancorp, Inc...............................   9,168     136,328
    Brown & Brown, Inc...................................  34,636     940,714
    Bryn Mawr Bank Corp..................................   2,727     100,872
    Cadence BanCorp......................................  11,452     214,725
    Camden National Corp.................................     900      36,468
*   Cannae Holdings, Inc.................................   8,442     163,268
    Capital City Bank Group, Inc.........................   1,069      25,656
    Capital One Financial Corp...........................  66,667   5,372,694
    Capitol Federal Financial, Inc.......................  16,210     208,623
    Carolina Financial Corp..............................     853      29,531
#   Cathay General Bancorp...............................  10,064     373,576
    Cboe Global Markets, Inc.............................  13,890   1,295,520
    CenterState Banks Corp...............................  13,823     342,810
    Central Pacific Financial Corp.......................   4,331     123,997
    Charles Schwab Corp. (The)........................... 168,819   7,895,665
    Chemical Financial Corp..............................   9,363     416,279
    Chubb, Ltd...........................................  63,284   8,419,936
#   Cincinnati Financial Corp............................  20,767   1,684,619
    CIT Group, Inc.......................................  18,592     858,764
    Citigroup, Inc....................................... 330,431  21,299,582
#   Citizens Community Bancorp, Inc......................     600       7,050
    Citizens Financial Group, Inc........................  63,145   2,141,878
#*  Citizens, Inc........................................   4,015      28,466
    City Holding Co......................................   1,857     133,110
    CME Group, Inc.......................................  49,592   9,039,630
    CNA Financial Corp...................................   4,268     195,730
    CNB Financial Corp...................................     280       7,076
    CNO Financial Group, Inc.............................  21,200     379,056
#   Cohen & Steers, Inc..................................   3,355     126,249
    Columbia Banking System, Inc.........................   9,823     360,995
    Comerica, Inc........................................  22,555   1,775,981
#   Commerce Bancshares, Inc.............................  14,797     884,861
    Community Bank System, Inc...........................   7,087     424,866
    Community Trust Bancorp, Inc.........................   1,749      71,027
    ConnectOne Bancorp, Inc..............................   3,250      65,000
*   Consumer Portfolio Services, Inc.....................   1,025       3,936
#*  Cowen, Inc...........................................   6,121      98,977
    Crawford & Co., Class A..............................   3,717      35,572
    Crawford & Co., Class B..............................   1,800      17,370
#*  Credit Acceptance Corp...............................   1,774     706,087
#   Cullen/Frost Bankers, Inc............................   8,690     845,363
*   Customers Bancorp, Inc...............................   2,950      58,027
    CVB Financial Corp...................................  13,135     287,788
    Diamond Hill Investment Group, Inc...................     388      60,140
    Dime Community Bancshares, Inc.......................   5,980     117,926
    Discover Financial Services..........................  50,145   3,384,286
    Donegal Group, Inc., Class A.........................   1,374      18,096
#*  Donnelley Financial Solutions, Inc...................   4,653      68,120
    E*TRADE Financial Corp...............................  35,391   1,651,344
*   Eagle Bancorp, Inc...................................   3,968     217,764
    East West Bancorp, Inc...............................  18,946     953,363
#   Eaton Vance Corp.....................................  19,463     749,715
*   eHealth, Inc.........................................   2,800     171,248
    EMC Insurance Group, Inc.............................   1,299      42,711
    Employers Holdings, Inc..............................   3,900     165,243

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
                                                          SHARES   VALUE+
                                                          ------ ----------
FINANCIALS -- (Continued)
#*  Encore Capital Group, Inc............................  2,794 $   82,535
*   Enova International, Inc.............................  4,161     95,911
*   Enstar Group, Ltd....................................  1,377    245,106
    Enterprise Financial Services Corp...................  3,580    157,985
    Erie Indemnity Co., Class A..........................  3,717    544,094
    ESSA Bancorp, Inc....................................    707     10,647
*   Essent Group, Ltd.................................... 11,696    464,916
    Evercore, Inc., Class A..............................  5,480    490,186
    Everest Re Group, Ltd................................  5,600  1,226,680
#   FactSet Research Systems, Inc........................  5,709  1,248,159
    FB Financial Corp....................................  2,295     75,919
    FBL Financial Group, Inc., Class A...................  2,100    147,462
    Federal Agricultural Mortgage Corp., Class C.........  1,372     97,069
    Federated Investors, Inc., Class B................... 12,401    324,038
    FedNat Holding Co....................................  1,029     18,635
    Fidelity National Financial, Inc..................... 34,550  1,249,328
    Fidelity Southern Corp...............................  1,153     35,120
    Fifth Third Bancorp.................................. 98,001  2,628,387
    Financial Institutions, Inc..........................  1,243     33,337
    First American Financial Corp........................ 16,328    817,706
    First Bancorp........................................  4,600    169,142
    First BanCorp........................................ 37,277    397,000
    First Busey Corp.....................................  4,518    111,866
    First Citizens BancShares, Inc., Class A.............  1,022    416,496
    First Commonwealth Financial Corp.................... 18,545    252,212
    First Community Bancshares, Inc......................  1,700     58,310
    First Defiance Financial Corp........................  3,076     86,682
    First Financial Bancorp.............................. 10,146    267,144
#   First Financial Bankshares, Inc......................  9,135    558,148
    First Financial Corp.................................  1,100     45,617
    First Hawaiian, Inc..................................  8,300    213,559
#   First Horizon National Corp.......................... 47,233    693,380
    First Interstate BancSystem, Inc., Class A...........  3,727    145,055
    First Merchants Corp.................................  6,618    242,417
    First Midwest Bancorp, Inc........................... 13,632    300,177
#   First Republic Bank.................................. 21,838  2,110,206
    FirstCash, Inc.......................................  7,602    626,633
*   Flagstar Bancorp, Inc................................  3,528    108,839
    Flushing Financial Corp..............................  3,663     81,245
    FNB Corp............................................. 48,442    564,349
#   Franklin Resources, Inc.............................. 46,720  1,383,379
    Fulton Financial Corp................................ 24,716    396,692
    GAMCO Investors, Inc., Class A.......................    467      9,317
*   Genworth Financial, Inc., Class A.................... 57,056    276,151
    German American Bancorp, Inc.........................  2,097     61,337
    Glacier Bancorp, Inc................................. 10,240    431,923
    Global Indemnity, Ltd................................  1,204     39,612
    Goldman Sachs Group, Inc. (The)...................... 49,761  9,853,176
    Great Southern Bancorp, Inc..........................  1,100     58,674
    Great Western Bancorp, Inc...........................  7,415    261,675
*   Green Dot Corp., Class A.............................  7,627    564,551
#   Greenhill & Co., Inc.................................  2,931     73,451
#*  Greenlight Capital Re, Ltd., Class A.................  2,682     27,812
*   Hallmark Financial Services, Inc.....................  1,034     10,030
    Hamilton Lane, Inc., Class A.........................  2,369     85,924
    Hancock Whitney Corp................................. 12,798    525,742
    Hanmi Financial Corp.................................  4,412     96,755
    Hanover Insurance Group, Inc. (The)..................  5,356    610,798
    Hartford Financial Services Group, Inc. (The)........ 49,236  2,310,153

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    HCI Group, Inc.......................................   1,104 $    52,308
    Heartland Financial USA, Inc.........................   4,337     196,726
    Heritage Commerce Corp...............................   6,041      80,164
#   Heritage Financial Corp..............................   5,382     166,734
    Hilltop Holdings, Inc................................  10,020     184,468
#   Home BancShares, Inc.................................  20,650     378,101
*   HomeStreet, Inc......................................   2,186      53,491
    HomeTrust Bancshares, Inc............................   1,062      28,674
    Hope Bancorp, Inc....................................  15,457     221,190
    HopFed Bancorp, Inc..................................     208       4,081
    Horace Mann Educators Corp...........................   6,852     285,386
    Horizon Bancorp, Inc.................................   2,741      44,240
    Houlihan Lokey, Inc..................................   5,896     260,839
#   Huntington Bancshares, Inc........................... 145,799   1,930,379
    IBERIABANK Corp......................................   7,980     589,642
    Independence Holding Co..............................   2,640      94,406
    Independent Bank Corp................................   4,827     385,098
    Independent Bank Group, Inc..........................   3,987     210,354
    Interactive Brokers Group, Inc., Class A.............   9,172     462,269
    Intercontinental Exchange, Inc.......................  79,449   6,098,505
    International Bancshares Corp........................   7,870     279,149
*   INTL. FCStone, Inc...................................   3,928     150,167
    Invesco, Ltd.........................................  48,960     892,051
    Investment Technology Group, Inc.....................   3,824     115,714
    Investors Bancorp, Inc...............................  40,700     494,098
    James River Group Holdings, Ltd......................   4,178     161,145
#   Janus Henderson Group P.L.C..........................  23,677     516,869
#   Jefferies Financial Group, Inc.......................  44,374     923,423
    JPMorgan Chase & Co.................................. 467,565  48,392,977
    Kearny Financial Corp................................  14,367     184,472
    Kemper Corp..........................................   7,586     570,315
    KeyCorp.............................................. 141,769   2,334,935
    Kinsale Capital Group, Inc...........................   3,185     184,730
    Lakeland Bancorp, Inc................................   3,852      60,284
    Lakeland Financial Corp..............................   3,274     147,428
    Lazard, Ltd., Class A................................  12,235     486,831
    LegacyTexas Financial Group, Inc.....................   8,644     344,377
    Legg Mason, Inc......................................  13,474     401,525
#*  LendingClub Corp.....................................  39,596     126,311
#*  LendingTree, Inc.....................................   1,121     332,197
#   Lincoln National Corp................................  28,868   1,688,489
#   Live Oak Bancshares, Inc.............................   1,853      25,757
    Loews Corp...........................................  36,005   1,724,639
    LPL Financial Holdings, Inc..........................  12,308     866,114
    M&T Bank Corp........................................  18,016   2,964,353
    Macatawa Bank Corp...................................     886       8,647
*   Markel Corp..........................................   1,959   2,063,826
    MarketAxess Holdings, Inc............................   5,027   1,079,649
    Marlin Business Services Corp........................   1,200      26,628
    Marsh & McLennan Cos., Inc...........................  69,308   6,112,273
    MB Financial, Inc....................................   9,166     406,787
#*  MBIA, Inc............................................  14,600     140,306
    Mercantile Bank Corp.................................     285       9,462
#   Mercury General Corp.................................   3,136     162,131
    Meridian Bancorp, Inc................................   4,269      67,600
    Meta Financial Group, Inc............................   3,312      77,998
    MetLife, Inc......................................... 121,230   5,536,574
*   MGIC Investment Corp.................................  15,500     193,440
#   MidSouth Bancorp, Inc................................     900      10,278

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CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
    Moelis & Co., Class A................................   6,804 $  297,675
#   Moody's Corp.........................................  24,111  3,821,835
    Morgan Stanley....................................... 180,950  7,654,185
    Morningstar, Inc.....................................   3,131    388,714
#*  Mr Cooper Group, Inc.................................   5,755     88,569
    MSCI, Inc............................................  11,941  2,033,194
    Nasdaq, Inc..........................................  15,231  1,340,937
    National Bank Holdings Corp., Class A................   4,119    131,643
    National General Holdings Corp.......................   7,887    190,471
    National Western Life Group, Inc., Class A...........     328     99,482
    Navient Corp.........................................  42,747    487,316
    Navigators Group, Inc. (The).........................   3,610    251,978
#   NBT Bancorp, Inc.....................................   5,284    188,216
    Nelnet, Inc., Class A................................   3,140    165,164
#   New York Community Bancorp, Inc......................  64,046    744,215
>>  NewStar Financial, Inc...............................   3,834        746
#*  NMI Holdings, Inc., Class A..........................   9,277    204,094
    Northern Trust Corp..................................  28,417  2,513,768
    Northfield Bancorp, Inc..............................   5,064     72,466
    Northrim BanCorp, Inc................................     600     19,878
#   Northwest Bancshares, Inc............................  13,916    245,478
    OceanFirst Financial Corp............................   2,382     57,192
    OFG Bancorp..........................................   7,161    138,780
    Old National Bancorp.................................  20,761    335,083
    Old Republic International Corp......................  35,057    706,399
*   OneMain Holdings, Inc................................   9,240    276,184
    Oppenheimer Holdings, Inc., Class A..................     765     20,601
    Opus Bank............................................   2,493     52,104
    Oritani Financial Corp...............................   6,231    105,055
*   Pacific Mercantile Bancorp...........................   1,425     11,201
*   Pacific Premier Bancorp, Inc.........................   4,952    147,322
#   PacWest Bancorp......................................  15,683    605,207
#   Park National Corp...................................   1,287    121,004
    Patriot National Bancorp, Inc........................      20        296
    Peapack Gladstone Financial Corp.....................   1,562     41,690
#   Pennymac Financial Services, Inc.....................   1,040     21,507
    Peoples Bancorp, Inc.................................   1,197     38,304
    People's United Financial, Inc.......................  42,047    688,730
#   Pinnacle Financial Partners, Inc.....................   8,368    449,947
    Piper Jaffray Cos....................................   1,704    117,627
    PJT Partners, Inc., Class A..........................   2,689    116,918
    PNC Financial Services Group, Inc. (The).............  64,610  7,925,709
    Popular, Inc.........................................  12,467    680,823
#*  PRA Group, Inc.......................................   5,700    168,207
    Preferred Bank.......................................   1,290     60,062
    Primerica, Inc.......................................   6,182    694,671
    Principal Financial Group, Inc.......................  36,340  1,819,544
    ProAssurance Corp....................................   6,800    290,088
    Progressive Corp. (The)..............................  80,974  5,448,740
#   Prosperity Bancshares, Inc...........................   7,608    541,233
    Protective Insurance Corp., Class B..................     562     10,358
    Provident Financial Services, Inc....................   8,862    218,980
    Prudential Financial, Inc............................  57,543  5,302,012
    Pzena Investment Management, Inc., Class A...........     566      4,958
    Radian Group, Inc....................................  18,341    352,881
    Raymond James Financial, Inc.........................  17,400  1,400,700
*   Regional Management Corp.............................     133      3,655
    Regions Financial Corp............................... 152,281  2,310,103
    Reinsurance Group of America, Inc....................   8,590  1,240,825

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    RenaissanceRe Holdings, Ltd..........................   5,405 $   746,052
    Renasant Corp........................................   7,295     259,118
    Republic Bancorp, Inc., Class A......................     805      33,560
*   Republic First Bancorp, Inc..........................     500       2,950
    Riverview Bancorp, Inc...............................   1,205       8,977
    RLI Corp.............................................   6,014     396,984
    S&P Global, Inc......................................  34,788   6,667,120
    S&T Bancorp, Inc.....................................   5,942     228,292
*   Safeguard Scientifics, Inc...........................   1,767      16,769
    Safety Insurance Group, Inc..........................   1,800     148,158
    Sandy Spring Bancorp, Inc............................   5,289     172,474
    Santander Consumer USA Holdings, Inc.................  16,534     315,138
*   Seacoast Banking Corp. of Florida....................   2,685      73,891
    SEI Investments Co...................................  20,218     961,164
    Selective Insurance Group, Inc.......................   8,098     493,330
#   ServisFirst Bancshares, Inc..........................   5,118     172,732
    SI Financial Group, Inc..............................   1,347      17,349
    Sierra Bancorp.......................................     240       6,384
    Signature Bank.......................................   6,794     864,944
    Simmons First National Corp., Class A................  11,400     282,036
#*  SLM Corp.............................................  53,247     570,275
    South State Corp.....................................   4,405     292,272
#   Southside Bancshares, Inc............................   3,294     108,669
#   State Auto Financial Corp............................   1,800      61,200
    State Street Corp....................................  49,806   3,531,245
    Sterling Bancorp.....................................  30,548     587,744
    Stewart Information Services Corp....................   2,494     110,858
    Stifel Financial Corp................................   8,789     420,729
    Stock Yards Bancorp, Inc.............................   2,599      89,847
    SunTrust Banks, Inc..................................  62,750   3,728,605
*   SVB Financial Group..................................   6,992   1,631,793
    Synchrony Financial..................................  94,462   2,837,638
    Synovus Financial Corp...............................  23,034     815,864
    T Rowe Price Group, Inc..............................  33,020   3,086,049
    TCF Financial Corp...................................  18,696     414,303
    TD Ameritrade Holding Corp...........................  38,548   2,156,761
    Territorial Bancorp, Inc.............................     840      23,167
*   Texas Capital Bancshares, Inc........................   5,603     326,487
#   TFS Financial Corp...................................   9,945     162,203
*   Third Point Reinsurance, Ltd.........................   3,922      41,220
    Tompkins Financial Corp..............................   1,215      89,351
    Torchmark Corp.......................................  14,850   1,243,836
    Towne Bank...........................................   7,933     205,941
    Travelers Cos., Inc. (The)...........................  37,080   4,655,023
    TriCo Bancshares.....................................   1,628      61,408
#*  Triumph Bancorp, Inc.................................   4,799     146,178
    TrustCo Bank Corp. NY................................   7,300      56,648
#   Trustmark Corp.......................................  10,591     333,934
    U.S. Bancorp......................................... 215,965  11,048,769
    UMB Financial Corp...................................   4,774     307,255
    Umpqua Holdings Corp.................................  24,579     434,557
    Union Bankshares Corp................................   6,055     191,096
#   United Bankshares, Inc...............................  13,136     464,620
    United Community Banks, Inc..........................  10,398     267,437
    United Community Financial Corp......................     596       5,650
    United Financial Bancorp, Inc........................   5,504      81,514
    United Fire Group, Inc...............................   2,765     143,780
    United Security Bancshares...........................   1,875      19,238
    Universal Insurance Holdings, Inc....................   4,236     159,782

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CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
FINANCIALS -- (Continued)
    Univest Financial Corp...............................   2,249 $     52,829
    Unum Group...........................................  29,554    1,027,297
#   Valley National Bancorp..............................  36,709      371,128
    Value Line, Inc......................................     300        6,435
#*  Veritex Holdings, Inc................................   1,728       45,723
#   Virtu Financial, Inc., Class A.......................   6,550      167,352
#   Virtus Investment Partners, Inc......................     750       67,478
    Voya Financial, Inc..................................  24,481    1,136,653
#   Waddell & Reed Financial, Inc., Class A..............   9,308      159,353
    Walker & Dunlop, Inc.................................   4,440      213,431
    Washington Federal, Inc..............................  11,396      331,510
    Washington Trust Bancorp, Inc........................   1,700       88,468
    Waterstone Financial, Inc............................   1,767       27,742
    Webster Financial Corp...............................  13,134      707,660
    Wells Fargo & Co..................................... 630,299   30,827,924
    WesBanco, Inc........................................   5,168      209,872
    West Bancorporation, Inc.............................   2,033       43,791
#   Westamerica Bancorporation...........................   3,200      200,512
*   Western Alliance Bancorp.............................  14,411      638,119
    Western New England Bancorp, Inc.....................   4,099       37,916
    Westwood Holdings Group, Inc.........................     700       25,634
    White Mountains Insurance Group, Ltd.................     700      625,506
    Willis Towers Watson P.L.C...........................  16,990    2,765,802
    Wintrust Financial Corp..............................   7,273      517,401
#   WisdomTree Investments, Inc..........................   6,819       45,687
*   World Acceptance Corp................................     933       96,743
    WR Berkley Corp......................................  13,732    1,055,853
    WSFS Financial Corp..................................   4,531      191,072
#   Zions Bancorp NA.....................................  25,393    1,208,453
                                                                  ------------
TOTAL FINANCIALS.........................................          514,605,610
                                                                  ------------
HEALTH CARE -- (14.3%)
    Abbott Laboratories.................................. 243,236   17,751,363
    AbbVie, Inc.......................................... 210,460   16,897,833
*   ABIOMED, Inc.........................................   5,735    2,013,386
#*  Acadia Healthcare Co., Inc...........................  11,576      316,719
*   Accuray, Inc.........................................     125          550
    Aceto Corp...........................................   4,554        5,510
*   Achillion Pharmaceuticals, Inc.......................   1,800        3,942
*   Acorda Therapeutics, Inc.............................   6,040      100,445
*   Addus HomeCare Corp..................................   2,000      120,300
    Agilent Technologies, Inc............................  43,898    3,338,443
#*  Agios Pharmaceuticals, Inc...........................   7,675      411,380
#*  Alder Biopharmaceuticals, Inc........................   6,102       85,916
*   Alexion Pharmaceuticals, Inc.........................  27,092    3,331,232
*   Align Technology, Inc................................  10,119    2,519,125
#*  Alkermes P.L.C.......................................  21,525      707,527
    Allergan P.L.C.......................................  46,613    6,711,340
*   Allscripts Healthcare Solutions, Inc.................  22,760      268,340
#*  Alnylam Pharmaceuticals, Inc.........................  11,858      990,499
#*  AMAG Pharmaceuticals, Inc............................   4,612       75,498
*   Amedisys, Inc........................................   4,237      555,725
    AmerisourceBergen Corp...............................  22,933    1,911,924
    Amgen, Inc...........................................  89,133   16,677,676
#*  Amicus Therapeutics, Inc.............................  19,725      237,489
*   AMN Healthcare Services, Inc.........................   6,328      409,991
#*  Amneal Pharmaceuticals, Inc..........................   9,040      111,011
*   Amphastar Pharmaceuticals, Inc.......................   2,755       62,704
#*  AnaptysBio, Inc......................................   1,009       66,917

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTH CARE -- (Continued)
*   AngioDynamics, Inc...................................   8,111 $   171,142
#*  ANI Pharmaceuticals, Inc.............................     786      42,240
#*  Anika Therapeutics, Inc..............................   1,888      71,725
    Anthem, Inc..........................................  35,921  10,884,063
*   Aptevo Therapeutics, Inc.............................   2,299       3,678
*   Arena Pharmaceuticals, Inc...........................   8,044     369,783
*   Array BioPharma Inc..................................  19,156     357,643
*   Assertio Therapeutics, Inc...........................   8,100      36,126
#*  Atara Biotherapeutics, Inc...........................   5,420     205,960
#*  athenahealth, Inc....................................   5,298     713,853
    Atrion Corp..........................................     200     149,168
*   Audentes Therapeutics, Inc...........................   3,123      77,450
*   Avanos Medical, Inc..................................   7,033     320,353
    Baxter International, Inc............................  70,059   5,078,577
    Becton Dickinson and Co..............................  37,216   9,283,903
*   Biogen, Inc..........................................  28,250   9,429,285
#*  BioMarin Pharmaceutical, Inc.........................  24,695   2,424,308
*   Bio-Rad Laboratories, Inc., Class A..................   3,113     777,845
*   BioScrip, Inc........................................   6,872      24,945
*   BioSpecifics Technologies Corp.......................     324      21,054
    Bio-Techne Corp......................................   5,789   1,009,949
*   BioTelemetry, Inc....................................   5,963     428,263
#*  Bluebird Bio, Inc....................................   6,932     924,937
*   Boston Scientific Corp............................... 191,820   7,317,933
    Bristol-Myers Squibb Co.............................. 222,856  11,002,401
*   Brookdale Senior Living, Inc.........................  33,789     275,380
    Bruker Corp..........................................  14,667     514,225
*   Cambrex Corp.........................................   4,241     185,120
    Cantel Medical Corp..................................   5,530     450,253
*   Capital Senior Living Corp...........................   3,849      26,828
    Cardinal Health, Inc.................................  40,513   2,024,435
*   Cardiovascular Systems, Inc..........................   6,970     216,976
*   Catalent, Inc........................................  19,110     705,732
*   Celgene Corp.........................................  68,002   6,015,457
*   Centene Corp.........................................  28,244   3,687,819
*   Cerner Corp..........................................  41,195   2,262,017
*   Charles River Laboratories International, Inc........   7,143     879,946
    Chemed Corp..........................................   2,300     685,262
*   Cigna Corp...........................................  51,962  10,382,527
#*  Community Health Systems, Inc........................  13,689      53,935
    Computer Programs & Systems, Inc.....................   1,145      30,045
*   Concert Pharmaceuticals, Inc.........................   2,800      39,620
    CONMED Corp..........................................   3,600     253,260
    Cooper Cos., Inc. (The)..............................   6,672   1,859,887
#*  Corcept Therapeutics, Inc............................  14,598     163,206
*   CorVel Corp..........................................   1,800     112,446
*   Cross Country Healthcare, Inc........................   5,300      51,039
#*  CryoLife, Inc........................................   6,761     188,700
#*  Cumberland Pharmaceuticals, Inc......................   2,792      14,937
*   Cutera, Inc..........................................   1,850      26,566
    CVS Health Corp...................................... 178,854  11,723,880
    Danaher Corp.........................................  87,627   9,719,587
*   DaVita, Inc..........................................  20,640   1,158,523
    DENTSPLY SIRONA, Inc.................................  28,253   1,185,213
*   DexCom, Inc..........................................  12,679   1,788,119
#*  Diplomat Pharmacy, Inc...............................   4,300      62,350
#*  Eagle Pharmaceuticals, Inc...........................   2,534     107,087
*   Edwards Lifesciences Corp............................  29,331   4,998,589
    Eli Lilly & Co....................................... 132,399  15,869,344

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTH CARE -- (Continued)
*   Emergent BioSolutions, Inc...........................   6,931 $   432,425
*   Enanta Pharmaceuticals, Inc..........................   1,869     148,455
    Encompass Health Corp................................  14,301     955,879
*   Endo International P.L.C.............................  24,480     238,680
    Ensign Group, Inc. (The).............................   6,268     273,097
*   Enzo Biochem, Inc....................................   3,718      13,980
#*  Evolent Health, Inc., Class A........................   7,826     138,364
#*  Exact Sciences Corp..................................  17,284   1,556,943
*   Exelixis, Inc........................................  39,633     934,150
#*  FibroGen, Inc........................................   4,294     243,685
#*  G1 Therapeutics, Inc.................................   1,524      32,598
*   Genomic Health, Inc..................................   3,069     232,661
    Gilead Sciences, Inc................................. 174,139  12,191,471
#*  Global Blood Therapeutics, Inc.......................   5,167     247,551
*   Globus Medical, Inc., Class A........................  10,657     480,098
*   Haemonetics Corp.....................................   7,180     710,174
#*  Halozyme Therapeutics, Inc...........................  18,650     301,757
*   Hanger, Inc..........................................   3,139      65,856
*   Harvard Bioscience, Inc..............................   4,139      14,197
    HCA Healthcare, Inc..................................  38,901   5,423,966
#*  HealthEquity, Inc....................................   8,405     523,968
    HealthStream, Inc....................................   2,809      70,674
#*  Henry Schein, Inc....................................  20,492   1,592,228
#*  Heska Corp...........................................     628      61,921
    Hill-Rom Holdings, Inc...............................   9,786     978,796
*   HMS Holdings Corp....................................  10,350     310,397
#*  Hologic, Inc.........................................  41,504   1,842,778
*   Horizon Pharma P.L.C.................................  22,573     485,094
    Humana, Inc..........................................  19,073   5,893,366
*   ICU Medical, Inc.....................................   2,432     605,082
*   IDEXX Laboratories, Inc..............................  12,000   2,553,360
*   Illumina, Inc........................................  20,721   5,797,529
*   Incyte Corp..........................................  24,925   2,008,706
#*  Innoviva, Inc........................................  12,321     210,689
#*  Inogen, Inc..........................................   2,436     368,348
#*  Insmed, Inc..........................................   6,543     159,060
#*  Insulet Corp.........................................   9,356     759,614
*   Integer Holdings Corp................................   5,040     408,190
#*  Integra LifeSciences Holdings Corp...................  10,300     487,808
*   Intra-Cellular Therapies, Inc........................   7,505      90,360
*   IntriCon Corp........................................     800      20,736
*   Intuitive Surgical, Inc..............................  15,836   8,292,363
*   Invitae Corp.........................................   1,732      24,387
#*  Ionis Pharmaceuticals, Inc...........................  17,930   1,039,940
*   IQVIA Holdings, Inc..................................  21,731   2,803,516
*   Jazz Pharmaceuticals P.L.C...........................   8,046   1,012,911
    Johnson & Johnson.................................... 371,427  49,429,505
*   Laboratory Corp. of America Holdings.................  14,331   1,997,025
#*  Lannett Co., Inc.....................................   2,787      20,791
*   Lantheus Holdings, Inc...............................   7,644     128,572
#   LeMaitre Vascular, Inc...............................   2,283      54,427
#*  LHC Group, Inc.......................................   4,672     493,971
#*  Ligand Pharmaceuticals, Inc..........................   3,261     385,124
*   LivaNova P.L.C.......................................   6,254     577,369
    Luminex Corp.........................................   5,316     148,263
*   MacroGenics, Inc.....................................   2,287      26,827
*   Magellan Health, Inc.................................   2,600     169,416
#*  Mallinckrodt P.L.C...................................   9,202     201,156
*   Masimo Corp..........................................   7,494     932,179

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTH CARE -- (Continued)
    McKesson Corp........................................  25,568 $ 3,279,096
#*  Medidata Solutions, Inc..............................   8,530     605,289
*   MEDNAX, Inc..........................................  12,981     468,744
*   Medpace Holdings, Inc................................   3,665     236,026
    Medtronic P.L.C...................................... 186,034  16,443,545
    Merck & Co., Inc..................................... 362,748  26,999,334
    Meridian Bioscience, Inc.............................   8,963     146,904
*   Merit Medical Systems, Inc...........................   7,199     406,959
*   Mettler-Toledo International, Inc....................   3,400   2,169,744
#*  Mirati Therapeutics, Inc.............................   1,400      92,512
*   Molina Healthcare, Inc...............................   8,093   1,076,207
*   Momenta Pharmaceuticals, Inc.........................   4,800      56,928
*   Mylan NV.............................................  68,643   2,055,858
*   Myriad Genetics, Inc.................................   9,000     253,710
    National HealthCare Corp.............................   1,000      80,330
    National Research Corp...............................     700      27,986
*   Natus Medical, Inc...................................   4,206     141,910
#*  Nektar Therapeutics..................................  20,169     853,955
*   Neogen Corp..........................................   5,963     363,206
#*  NeoGenomics, Inc.....................................  12,162     202,132
*   Neurocrine Biosciences, Inc..........................  12,830   1,131,863
*   NextGen Healthcare, Inc..............................   9,893     174,908
#*  Novocure, Ltd........................................   8,760     429,240
#*  NuVasive, Inc........................................   7,117     356,846
*   Nuvectra Corp........................................     916      12,824
*   Omnicell, Inc........................................   5,051     328,972
#*  OPKO Health, Inc.....................................  37,042     136,315
*   OraSure Technologies, Inc............................  10,193     130,980
*   Orthofix Medical, Inc................................   3,522     190,575
#   Owens & Minor, Inc...................................   6,767      51,226
*   Pacira Pharmaceuticals, Inc..........................   7,744     315,026
#   Patterson Cos., Inc..................................  10,936     243,763
#*  PDL BioPharma, Inc...................................  14,616      46,479
#*  Penumbra, Inc........................................   5,397     785,317
#   PerkinElmer, Inc.....................................  16,170   1,463,385
#   Perrigo Co. P.L.C....................................  16,928     786,306
*   PetIQ, Inc...........................................   3,789     115,261
    Pfizer, Inc.......................................... 808,701  34,329,357
    Phibro Animal Health Corp., Class A..................   3,417     106,679
*   PRA Health Sciences, Inc.............................   7,026     744,545
#*  Premier, Inc., Class A...............................   8,307     330,536
#*  Prestige Consumer Healthcare, Inc....................   7,328     204,598
    ProPhase Labs, Inc...................................       6          18
*   Providence Service Corp. (The).......................   1,602     102,752
*   PTC Therapeutics, Inc................................   3,113      96,908
    Quest Diagnostics, Inc...............................  17,526   1,530,896
*   Quidel Corp..........................................   5,538     321,370
#*  Quorum Health Corp...................................   3,422      10,026
#*  R1 RCM, Inc..........................................   9,353      75,946
*   RadNet, Inc..........................................   1,992      27,191
*   Regeneron Pharmaceuticals, Inc.......................  11,080   4,756,312
#*  REGENXBIO, Inc.......................................   5,056     222,262
#*  Repligen Corp........................................   5,616     320,168
    ResMed, Inc..........................................  19,905   1,894,359
*   Retrophin, Inc.......................................   4,172      89,948
*   RTI Surgical, Inc....................................   5,843      25,651
#*  Sage Therapeutics, Inc...............................   6,053     863,097
#*  Sangamo Therapeutics, Inc............................  14,055     164,303
#*  Sarepta Therapeutics, Inc............................   9,065   1,266,471

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CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
HEALTH CARE -- (Continued)
*   SeaSpine Holdings Corp...............................     866 $     13,241
#*  Seattle Genetics, Inc................................  15,177    1,159,978
*   Select Medical Holdings Corp.........................  11,059      172,742
#*  Spark Therapeutics, Inc..............................   1,994       95,353
#*  Spectrum Pharmaceuticals, Inc........................   6,160       68,992
#*  STAAR Surgical Co....................................   6,533      233,424
    STERIS P.L.C.........................................  11,989    1,367,465
    Stryker Corp.........................................  46,708    8,293,940
*   Supernus Pharmaceuticals, Inc........................   7,081      269,999
*   Surmodics, Inc.......................................   1,400       80,178
#*  Syneos Health, Inc...................................   8,908      454,664
#*  Tactile Systems Technology, Inc......................   1,051       69,976
    Taro Pharmaceutical Industries, Ltd..................   2,023      192,468
#*  Teladoc Health, Inc..................................   5,152      330,758
    Teleflex, Inc........................................   6,387    1,746,844
*   Tenet Healthcare Corp................................  16,918      372,027
    Thermo Fisher Scientific, Inc........................  55,766   13,700,033
#*  Tivity Health, Inc...................................   4,800      106,848
*   Triple-S Management Corp., Class B...................   2,513       50,662
#*  Ultragenyx Pharmaceutical Inc........................   5,445      268,547
*   United Therapeutics Corp.............................   5,524      637,083
    UnitedHealth Group, Inc.............................. 133,634   36,107,907
    Universal Health Services, Inc., Class B.............  11,283    1,495,336
    US Physical Therapy, Inc.............................   1,602      169,636
    Utah Medical Products, Inc...........................     276       25,927
#*  Vanda Pharmaceuticals, Inc...........................   7,224      195,987
#*  Varex Imaging Corp...................................   4,622      131,681
*   Varian Medical Systems, Inc..........................  12,464    1,645,622
*   Veeva Systems, Inc., Class A.........................  16,208    1,767,644
*   Vertex Pharmaceuticals, Inc..........................  35,234    6,726,523
#*  Vocera Communications, Inc...........................   2,138       87,273
*   Waters Corp..........................................  10,076    2,329,773
*   WellCare Health Plans, Inc...........................   6,478    1,791,037
#   West Pharmaceutical Services, Inc....................   9,389    1,016,547
#*  Wright Medical Group NV..............................  14,322      427,368
#*  Xencor, Inc..........................................   4,411      159,237
    Zimmer Biomet Holdings, Inc..........................  27,872    3,053,656
    Zoetis, Inc..........................................  66,445    5,724,901
#*  Zogenix, Inc.........................................   3,764      164,675
                                                                  ------------
TOTAL HEALTH CARE........................................          534,979,118
                                                                  ------------
INDUSTRIALS -- (10.3%)
    3M Co................................................  80,472   16,118,542
#   AAON, Inc............................................   8,551      315,874
    AAR Corp.............................................   6,140      231,355
    ABM Industries, Inc..................................   8,770      299,846
    ACCO Brands Corp.....................................  14,620      129,095
#   Acme United Corp.....................................     400        6,684
    Actuant Corp., Class A...............................   7,200      164,808
    Acuity Brands, Inc...................................   5,582      674,920
*   Advanced Disposal Services, Inc......................   6,342      159,818
    Advanced Drainage Systems, Inc.......................   9,090      231,795
*   AECOM................................................  20,059      614,006
#*  Aegion Corp..........................................   6,240      113,256
#*  Aerojet Rocketdyne Holdings, Inc.....................  11,251      444,077
*   Aerovironment, Inc...................................   2,727      211,779
    AGCO Corp............................................   8,213      527,275
    Air Lease Corp.......................................  13,393      508,130
*   Air Transport Services Group, Inc....................   8,719      207,076

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ -----------
INDUSTRIALS -- (Continued)
    Alamo Group, Inc.....................................  1,990 $   171,399
    Alaska Air Group, Inc................................ 17,931   1,146,687
    Albany International Corp., Class A..................  4,033     276,906
    Allegiant Travel Co..................................  1,647     214,110
    Allegion P.L.C....................................... 12,795   1,098,579
    Allison Transmission Holdings, Inc................... 19,770     962,206
    Altra Industrial Motion Corp......................... 12,867     393,859
    AMERCO...............................................  1,054     382,244
*   Ameresco, Inc., Class A..............................  1,700      25,381
#   American Airlines Group, Inc......................... 69,200   2,475,284
#*  American Woodmark Corp...............................  2,688     188,026
    AMETEK, Inc.......................................... 31,644   2,306,848
#   AO Smith Corp........................................ 19,664     941,119
    Apogee Enterprises, Inc..............................  3,751     127,797
    Applied Industrial Technologies, Inc.................  4,882     288,087
*   ARC Document Solutions, Inc..........................  3,000       7,290
    ArcBest Corp.........................................  3,000     112,860
    Arconic, Inc......................................... 59,000   1,110,380
    Arcosa, Inc..........................................  6,333     186,380
    Argan, Inc...........................................  2,247      94,868
*   Armstrong Flooring, Inc..............................  2,667      36,058
    Armstrong World Industries, Inc......................  7,082     481,859
*   ASGN, Inc............................................  5,785     364,397
    Astec Industries, Inc................................  2,360      87,367
*   Astronics Corp.......................................  4,386     134,519
#*  Astronics Corp., Class B.............................  2,338      71,893
*   Atkore International Group, Inc......................  8,758     203,098
*   Atlas Air Worldwide Holdings, Inc....................  3,609     192,071
#*  Avis Budget Group, Inc............................... 11,377     303,083
#*  Axon Enterprise, Inc.................................  6,500     331,565
    AZZ, Inc.............................................  3,800     170,050
    Barnes Group, Inc....................................  7,772     459,170
    Barrett Business Services, Inc.......................    825      51,686
*   Beacon Roofing Supply, Inc...........................  9,026     327,915
*   BMC Stock Holdings, Inc..............................  7,729     132,630
    Boeing Co. (The)..................................... 75,795  29,228,068
    Brady Corp., Class A.................................  6,680     298,663
    Briggs & Stratton Corp...............................  4,639      59,750
    Brink's Co. (The)....................................  6,859     507,909
*   Builders FirstSource, Inc............................ 15,878     209,907
#   BWX Technologies, Inc................................ 12,816     594,919
*   CAI International, Inc...............................  1,400      34,748
    Carlisle Cos., Inc...................................  8,398     904,717
*   Casella Waste Systems, Inc., Class A.................  7,922     238,611
    Caterpillar, Inc..................................... 80,861  10,767,451
*   CBIZ, Inc............................................  5,600     109,760
#*  CECO Environmental Corp..............................  1,246       8,572
    CH Robinson Worldwide, Inc........................... 19,079   1,655,485
*   Chart Industries, Inc................................  3,701     276,465
#*  Cimpress NV..........................................  3,505     291,511
    Cintas Corp.......................................... 13,045   2,446,068
*   CIRCOR International, Inc............................  1,580      43,687
*   Clean Harbors, Inc...................................  7,136     422,523
#*  Colfax Corp.......................................... 13,028     322,443
    Columbus McKinnon Corp...............................  2,000      72,400
    Comfort Systems USA, Inc.............................  4,929     236,444
*   Command Security Corp................................  1,531       4,287
*   Commercial Vehicle Group, Inc........................  2,700      20,169
*   Continental Building Products, Inc...................  5,343     140,735

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CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
    Copa Holdings SA, Class A............................     4,320 $   409,752
#*  Copart, Inc..........................................    29,306   1,483,763
*   CoStar Group, Inc....................................     5,033   1,966,594
    Covanta Holding Corp.................................    14,735     237,233
*   Covenant Transportation Group, Inc., Class A.........       779      18,369
*   CPI Aerostructures, Inc..............................       541       3,792
    CRA International, Inc...............................     1,100      45,914
    Crane Co.............................................     7,350     608,286
*   CSW Industrials, Inc.................................     1,519      78,456
    CSX Corp.............................................   112,453   7,388,162
    Cubic Corp...........................................     4,150     266,720
    Cummins, Inc.........................................    23,553   3,464,882
    Curtiss-Wright Corp..................................     5,700     647,064
    Deere & Co...........................................    42,371   6,948,844
    Delta Air Lines, Inc.................................   110,211   5,447,730
    Deluxe Corp..........................................     6,298     295,817
#   Donaldson Co., Inc...................................    18,412     870,519
    Douglas Dynamics, Inc................................     3,141     111,191
    Dover Corp...........................................    20,958   1,840,741
*   Ducommun, Inc........................................     1,100      43,307
    Dun & Bradstreet Corp. (The).........................     5,076     734,700
*   DXP Enterprises, Inc.................................     1,275      41,960
#*  Dycom Industries, Inc................................     3,988     231,503
    Eastern Co. (The)....................................       600      16,308
    Eaton Corp. P.L.C....................................    75,825   5,781,656
*   Echo Global Logistics, Inc...........................     2,925      69,498
    EMCOR Group, Inc.....................................     8,359     545,258
    Emerson Electric Co..................................    87,663   5,739,297
    Encore Wire Corp.....................................     3,200     172,480
    EnerSys..............................................     6,500     554,190
    Ennis, Inc...........................................     2,716      53,885
    EnPro Industries, Inc................................     3,100     204,755
    Equifax, Inc.........................................    16,662   1,783,167
    ESCO Technologies, Inc...............................     4,375     284,856
*   Esterline Technologies Corp..........................     3,500     425,950
    Expeditors International of Washington, Inc..........    24,736   1,714,205
    Exponent, Inc........................................     9,004     449,840
#   Fastenal Co..........................................    39,617   2,395,244
    Federal Signal Corp..................................     8,821     193,886
    FedEx Corp...........................................    39,369   6,990,753
#   Flowserve Corp.......................................    19,958     878,950
    Fluor Corp...........................................    19,537     714,468
    Forrester Research, Inc..............................     1,137      51,063
#   Fortive Corp.........................................    41,017   3,075,865
    Fortune Brands Home & Security, Inc..................    19,232     871,210
    Forward Air Corp.....................................     4,083     238,978
*   Franklin Covey Co....................................     1,500      36,540
    Franklin Electric Co., Inc...........................     5,400     258,012
*   FreightCar America, Inc..............................     1,200       8,544
*   FTI Consulting, Inc..................................     5,774     394,480
*   Gardner Denver Holdings, Inc.........................    15,674     386,678
#   GATX Corp............................................     4,700     355,696
*   Gencor Industries, Inc...............................       600       8,316
*   Generac Holdings, Inc................................     7,928     419,629
    General Dynamics Corp................................    35,183   6,022,274
    General Electric Co.................................. 1,044,070  10,607,751
*   Genesee & Wyoming, Inc., Class A.....................     9,401     738,167
*   Gibraltar Industries, Inc............................     4,240     151,156
    Global Brass & Copper Holdings, Inc..................     2,967      89,722

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CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
*   GMS, Inc.............................................   4,371 $    82,743
#*  Goldfield Corp. (The)................................   1,983       5,414
    Gorman-Rupp Co. (The)................................   2,441      84,337
*   GP Strategies Corp...................................   1,842      27,704
    Graco, Inc...........................................  24,201   1,048,629
    GrafTech International, Ltd..........................  13,986     184,755
    Graham Corp..........................................   1,500      33,600
#   Granite Construction, Inc............................   7,389     319,353
*   Great Lakes Dredge & Dock Corp.......................   6,665      47,122
#   Greenbrier Cos., Inc. (The)..........................   4,212     178,631
    Griffon Corp.........................................   5,003      79,598
    H&E Equipment Services, Inc..........................   7,853     210,225
    Harris Corp..........................................  16,975   2,600,230
*   Harsco Corp..........................................  11,788     251,084
#   Hawaiian Holdings, Inc...............................   5,838     186,933
*   HD Supply Holdings, Inc..............................  25,171   1,055,672
#   Healthcare Services Group, Inc.......................   8,963     390,966
#   Heartland Express, Inc...............................   5,162     103,292
#   HEICO Corp...........................................   6,163     520,773
    HEICO Corp., Class A.................................  11,035     772,781
    Heidrick & Struggles International, Inc..............   1,861      61,506
*   Herc Holdings, Inc...................................   3,876     143,606
    Herman Miller, Inc...................................   7,886     269,938
#*  Hertz Global Holdings, Inc...........................   7,295     121,024
    Hexcel Corp..........................................  13,057     884,089
*   Hill International, Inc..............................   4,200      14,196
    Hillenbrand, Inc.....................................   8,097     343,313
    HNI Corp.............................................   5,673     220,510
    Honeywell International, Inc......................... 102,723  14,754,104
*   Hub Group, Inc., Class A.............................   4,335     192,951
    Hubbell, Inc.........................................   7,536     823,911
*   Hudson Global, Inc...................................   3,600       5,256
    Huntington Ingalls Industries, Inc...................   6,291   1,298,777
    Hurco Cos., Inc......................................     883      33,863
*   Huron Consulting Group, Inc..........................   2,384     115,266
    Hyster-Yale Materials Handling, Inc..................   1,066      74,183
    ICF International, Inc...............................   1,750     115,360
    IDEX Corp............................................  10,641   1,466,968
*   IES Holdings, Inc....................................     858      14,363
    Illinois Tool Works, Inc.............................  41,115   5,645,501
    Ingersoll-Rand P.L.C.................................  34,595   3,460,884
*   InnerWorkings, Inc...................................   5,543      25,442
*   Innovative Solutions & Support, Inc..................   1,906       4,079
    Insperity, Inc.......................................   5,654     603,169
    Insteel Industries, Inc..............................   2,000      44,180
    Interface, Inc.......................................  12,469     204,616
    ITT, Inc.............................................  12,990     682,754
    Jacobs Engineering Group, Inc........................  18,846   1,221,221
    JB Hunt Transport Services, Inc......................  12,057   1,290,581
#*  JELD-WEN Holding, Inc................................   7,812     139,366
*   JetBlue Airways Corp.................................  44,120     793,719
    John Bean Technologies Corp..........................   4,198     333,489
    Johnson Controls International P.L.C................. 131,152   4,429,003
    Kadant, Inc..........................................   1,300     110,890
    Kaman Corp...........................................   3,749     221,641
    Kansas City Southern.................................  13,748   1,453,851
    KAR Auction Services, Inc............................  19,875   1,033,699
    KBR, Inc.............................................  20,590     354,148
    Kelly Services, Inc., Class A........................   6,029     135,050

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ -----------
INDUSTRIALS -- (Continued)
    Kennametal, Inc...................................... 11,431 $   429,577
    Kforce, Inc..........................................  3,290     107,945
    Kimball International, Inc., Class B.................  5,500      77,715
#*  Kirby Corp...........................................  7,885     590,665
#   Knight-Swift Transportation Holdings, Inc............ 16,385     520,224
    Knoll, Inc...........................................  5,103     102,876
    Korn/Ferry International.............................  6,571     299,638
#*  Kratos Defense & Security Solutions, Inc............. 11,735     181,775
    L3 Technologies, Inc.................................  9,787   1,926,865
    Landstar System, Inc.................................  5,210     529,232
*   Lawson Products, Inc.................................    649      19,210
*   LB Foster Co., Class A...............................    581      10,382
#   Lennox International, Inc............................  5,200   1,192,256
    Lincoln Electric Holdings, Inc.......................  8,460     731,282
#   Lindsay Corp.........................................  1,349     115,852
    Lockheed Martin Corp................................. 35,456  10,271,249
    LSC Communications, Inc..............................  3,156      25,027
    LSI Industries, Inc..................................  2,400       7,848
*   Lydall, Inc..........................................  2,505      66,433
#   Macquarie Infrastructure Corp........................ 10,514     453,889
*   Manitowoc Co., Inc. (The)............................  7,211     109,751
    ManpowerGroup, Inc...................................  8,643     683,056
    Marten Transport, Ltd................................  5,596     108,283
    Masco Corp........................................... 41,826   1,355,581
*   Masonite International Corp..........................  3,796     217,131
#*  MasTec, Inc.......................................... 10,000     443,800
    Matson, Inc..........................................  5,500     184,305
    Matthews International Corp., Class A................  3,280     145,927
    McGrath RentCorp.....................................  2,486     125,294
#*  Mercury Systems, Inc.................................  6,319     370,483
*   Meritor, Inc......................................... 11,775     243,507
#*  Middleby Corp. (The).................................  7,921     931,668
*   Milacron Holdings Corp...............................  9,336     129,397
    Miller Industries, Inc...............................  1,421      42,701
*   Mistras Group, Inc...................................  1,002      14,739
    Mobile Mini, Inc.....................................  7,093     268,044
    Moog, Inc., Class A..................................  3,953     353,675
*   MRC Global, Inc......................................  9,795     152,998
    MSA Safety, Inc......................................  5,210     521,938
    MSC Industrial Direct Co., Inc., Class A.............  5,817     485,661
    Mueller Industries, Inc..............................  5,800     150,278
    Mueller Water Products, Inc., Class A................ 31,833     314,510
#   Multi-Color Corp.....................................  2,739     127,500
*   MYR Group, Inc.......................................  2,509      76,449
#   National Presto Industries, Inc......................    737      88,160
    Navigant Consulting, Inc.............................  4,323     112,052
*   Navistar International Corp..........................  7,388     242,622
*   NCI Building Systems, Inc............................  3,774      30,796
    Nielsen Holdings P.L.C............................... 42,748   1,097,769
    Nordson Corp.........................................  7,302     946,631
    Norfolk Southern Corp................................ 41,435   6,950,307
    Northrop Grumman Corp................................ 22,605   6,228,808
#*  NOW, Inc............................................. 18,661     252,483
*   NV5 Global, Inc......................................  1,450     102,616
    nVent Electric P.L.C................................. 22,197     555,369
    Old Dominion Freight Line, Inc.......................  8,713   1,184,358
    Omega Flex, Inc......................................    302      19,117
    Oshkosh Corp.........................................  9,200     690,460
    Owens Corning........................................ 13,944     730,526

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CONTINUED

                                                          SHARES   VALUE+
                                                          ------ ----------
INDUSTRIALS -- (Continued)
    PACCAR, Inc.......................................... 44,718 $2,929,923
*   PAM Transportation Services, Inc.....................    235     11,550
    Parker-Hannifin Corp................................. 17,426  2,871,979
    Park-Ohio Holdings Corp..............................  1,300     42,224
*   Patrick Industries, Inc..............................  3,289    131,231
    Pentair P.L.C........................................ 22,197    914,294
*   Perma-Pipe International Holdings, Inc...............  1,091      9,492
*   PGT Innovations, Inc.................................  7,509    124,950
    Pitney Bowes, Inc.................................... 26,440    190,632
    Powell Industries, Inc...............................    700     19,537
    Primoris Services Corp...............................  3,853     76,867
*   Proto Labs, Inc......................................  4,110    510,256
#   Quad/Graphics, Inc...................................  2,303     31,114
    Quanex Building Products Corp........................  3,800     59,470
    Quanta Services, Inc................................. 20,101    710,369
    Raven Industries, Inc................................  5,746    212,545
    Raytheon Co.......................................... 38,917  6,411,965
*   RBC Bearings, Inc....................................  3,951    550,848
*   RCM Technologies, Inc................................    395      1,541
    Regal Beloit Corp....................................  5,376    412,662
    Republic Services, Inc............................... 43,628  3,346,704
*   Resideo Technologies, Inc............................ 16,682    365,836
    Resources Connection, Inc............................  4,266     71,285
*   Rexnord Corp......................................... 15,137    395,833
    Robert Half International, Inc....................... 17,753  1,143,826
    Rockwell Automation, Inc............................. 17,020  2,885,230
#   Rollins, Inc......................................... 21,881    814,848
    Roper Technologies, Inc.............................. 14,112  3,997,365
    Rush Enterprises, Inc., Class A......................  4,816    184,212
    Ryder System, Inc....................................  6,304    365,065
*   Saia, Inc............................................  4,202    251,994
    Schneider National, Inc., Class B.................... 12,884    273,656
*   Sensata Technologies Holding P.L.C................... 23,802  1,130,595
*   SIFCO Industries, Inc................................    100        324
    Simpson Manufacturing Co., Inc.......................  6,128    376,137
#*  SiteOne Landscape Supply, Inc........................  4,819    256,853
    SkyWest, Inc.........................................  5,941    302,694
    Snap-on, Inc.........................................  6,986  1,159,606
    Southwest Airlines Co................................ 76,680  4,352,357
*   SP Plus Corp.........................................  2,343     77,553
    Spartan Motors, Inc..................................  3,375     28,417
*   Sparton Corp.........................................    400      7,356
    Spirit AeroSystems Holdings, Inc., Class A........... 17,100  1,426,140
*   Spirit Airlines, Inc.................................  8,251    485,324
*   SPX Corp.............................................  7,521    223,750
*   SPX FLOW, Inc........................................  5,735    187,936
    Standex International Corp...........................  1,820    135,736
    Stanley Black & Decker, Inc.......................... 20,397  2,578,997
    Steelcase, Inc., Class A............................. 13,910    229,515
#*  Stericycle, Inc...................................... 10,328    455,258
*   Sterling Construction Co., Inc.......................  1,440     19,066
    Sun Hydraulics Corp..................................  3,335    118,126
#*  Sunrun, Inc..........................................  5,680     75,544
    Systemax, Inc........................................    373      8,706
#*  Team, Inc............................................  2,701     38,732
*   Teledyne Technologies, Inc...........................  4,413    989,483
    Tennant Co...........................................  3,010    176,777
#   Terex Corp........................................... 13,631    418,608
    Tetra Tech, Inc......................................  8,557    472,261

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CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
INDUSTRIALS -- (Continued)
*   Textainer Group Holdings, Ltd........................   2,100 $     27,342
    Textron, Inc.........................................  32,323    1,720,553
*   Thermon Group Holdings, Inc..........................   2,619       60,394
    Timken Co. (The).....................................   8,560      364,570
*   Titan Machinery, Inc.................................   1,496       28,035
    Toro Co. (The).......................................  13,600      809,200
#*  TransDigm Group, Inc.................................   6,517    2,548,147
#   TransUnion...........................................  24,886    1,513,567
*   Trex Co., Inc........................................   9,632      671,928
*   TriMas Corp..........................................   6,804      197,248
*   TriNet Group, Inc....................................   4,241      193,644
#   Trinity Industries, Inc..............................  19,000      444,220
    Triton International, Ltd............................   5,967      214,514
#   Triumph Group, Inc...................................   9,229      164,738
*   TrueBlue, Inc........................................   6,946      169,413
*   Tutor Perini Corp....................................   3,160       54,384
*   Twin Disc, Inc.......................................     668       12,104
*   Ultralife Corp.......................................   2,100       16,800
    UniFirst Corp........................................   1,640      227,025
    Union Pacific Corp................................... 103,280   16,428,750
*   United Continental Holdings, Inc.....................  35,707    3,116,150
    United Parcel Service, Inc., Class B.................  96,077   10,126,516
*   United Rentals, Inc..................................  10,912    1,366,837
    United Technologies Corp............................. 112,474   13,279,805
#*  Univar, Inc..........................................  11,753      244,815
    Universal Forest Products, Inc.......................   8,425      259,658
    Universal Logistics Holdings, Inc....................     888       18,097
    US Ecology, Inc......................................   3,770      240,036
*   USA Truck, Inc.......................................   1,235       22,057
    USG Corp.............................................  10,369      447,422
    Valmont Industries, Inc..............................   2,900      374,100
*   Vectrus, Inc.........................................   1,092       27,507
*   Verisk Analytics, Inc................................  21,022    2,468,193
*   Veritiv Corp.........................................     831       28,379
    Viad Corp............................................   3,896      205,319
#*  Vicor Corp...........................................   1,200       47,268
    Virco Manufacturing Corp.............................   1,718        7,284
    VSE Corp.............................................   1,600       52,208
    Wabash National Corp.................................   6,947       96,841
*   WABCO Holdings, Inc..................................   7,200      822,456
#   Wabtec Corp..........................................  11,456      792,297
*   WageWorks, Inc.......................................   4,611      145,477
    Waste Management, Inc................................  58,708    5,616,594
#   Watsco, Inc..........................................   3,890      573,697
    Watts Water Technologies, Inc., Class A..............   3,317      248,344
#*  Welbilt, Inc.........................................  19,164      268,679
#   Werner Enterprises, Inc..............................   7,998      263,294
*   Wesco Aircraft Holdings, Inc.........................   7,013       61,294
*   WESCO International, Inc.............................   5,771      302,400
*   Williams Industrial Services Group, Inc..............   1,290        3,135
*   Willis Lease Finance Corp............................     400       15,312
    Woodward, Inc........................................   6,716      610,149
    WW Grainger, Inc.....................................   6,800    2,008,652
#*  XPO Logistics, Inc...................................  15,218      924,950
    Xylem, Inc...........................................  23,955    1,707,033
                                                                  ------------
TOTAL INDUSTRIALS........................................          386,062,309
                                                                  ------------
INFORMATION TECHNOLOGY -- (19.8%)
#*  3D Systems Corp......................................  19,180      244,737

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CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
INFORMATION TECHNOLOGY -- (Continued)
#*  Acacia Communications, Inc...........................   2,873 $    125,004
    Accenture P.L.C., Class A............................  88,405   13,574,588
*   ACI Worldwide, Inc...................................  19,848      586,707
*   ADDvantage Technologies Group, Inc...................     400          576
*   Adobe, Inc...........................................  67,591   16,750,402
    ADTRAN, Inc..........................................   5,562       81,094
*   Advanced Energy Industries, Inc......................   5,544      284,352
#*  Advanced Micro Devices, Inc.......................... 128,684    3,141,176
*   Agilysys, Inc........................................   2,000       35,400
*   Akamai Technologies, Inc.............................  22,869    1,488,772
#*  Alarm.com Holdings, Inc..............................   5,092      320,440
*   Alithya Group, Inc., Class A.........................   1,191        3,299
    Alliance Data Systems Corp...........................   6,588    1,169,963
*   Alpha & Omega Semiconductor, Ltd.....................   1,918       22,843
*   Altair Engineering, Inc., Class A....................   2,800       90,664
#*  Alteryx, Inc., Class A...............................   5,286      376,099
#*  Ambarella, Inc.......................................   2,478       94,164
    Amdocs, Ltd..........................................  17,972    1,004,275
    American Software, Inc., Class A.....................   2,676       29,597
*   Amkor Technology, Inc................................  20,848      166,784
    Amphenol Corp., Class A..............................  41,589    3,656,505
    Analog Devices, Inc..................................  51,148    5,056,491
*   Anixter International, Inc...........................   4,870      295,658
*   ANSYS, Inc...........................................  12,012    1,974,172
*   Appfolio, Inc., Class A..............................   1,802      114,085
    Apple, Inc........................................... 663,945  110,507,006
    Applied Materials, Inc............................... 140,692    5,498,243
*   Applied Optoelectronics, Inc.........................   1,642       28,538
*   Arista Networks, Inc.................................   7,723    1,658,746
*   Arlo Technologies, Inc...............................   7,824       56,255
*   ARRIS International P.L.C............................  23,050      723,539
*   Arrow Electronics, Inc...............................  12,705      964,945
*   Aspen Technology, Inc................................  11,112    1,073,753
*   Atlassian Corp. P.L.C., Class A......................  14,704    1,446,874
*   Autodesk, Inc........................................  30,417    4,477,382
    Automatic Data Processing, Inc.......................  60,843    8,508,285
*   Avid Technology, Inc.................................   3,971       18,902
    Avnet, Inc...........................................  16,772      691,006
    AVX Corp.............................................   6,815      120,966
*   Aware, Inc...........................................   2,752        9,687
*   Axcelis Technologies, Inc............................   6,777      141,165
#*  AXT, Inc.............................................   3,074       12,634
#   Badger Meter, Inc....................................   4,800      253,392
    Bel Fuse, Inc., Class B..............................   1,175       27,119
#   Belden, Inc..........................................   5,549      297,482
    Benchmark Electronics, Inc...........................   6,470      164,467
*   Black Knight, Inc....................................  19,942      980,947
    Blackbaud, Inc.......................................   7,414      530,842
    Booz Allen Hamilton Holding Corp.....................  20,028      983,976
*   Bottomline Technologies De, Inc......................   6,263      323,484
    Broadcom, Inc........................................  55,985   15,017,976
    Broadridge Financial Solutions, Inc..................  15,990    1,612,272
    Brooks Automation, Inc...............................   8,686      270,395
    Cabot Microelectronics Corp..........................   4,300      438,127
*   CACI International, Inc., Class A....................   3,815      637,792
*   Cadence Design Systems, Inc..........................  40,107    1,926,339
*   CalAmp Corp..........................................   5,287       76,186
*   Calix, Inc...........................................   3,886       42,280
#*  Carbonite, Inc.......................................   6,862      196,528
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
                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Cardtronics P.L.C., Class A..........................   5,453 $   147,613
    Cass Information Systems, Inc........................   2,002      98,278
    CDK Global, Inc......................................  18,733     916,231
    CDW Corp.............................................  20,673   1,721,441
*   CEVA, Inc............................................   3,116      88,619
*   Ciena Corp...........................................  22,310     849,788
*   Cirrus Logic, Inc....................................   7,925     294,414
    Cisco Systems, Inc................................... 637,693  30,156,502
*   Cision, Ltd..........................................   6,098      75,615
    Citrix Systems, Inc..................................  19,517   2,001,273
*   Clearfield, Inc......................................     574       6,756
#   Cognex Corp..........................................  24,173   1,099,871
    Cognizant Technology Solutions Corp., Class A........  80,701   5,623,246
#*  Coherent, Inc........................................   3,548     419,374
    Cohu, Inc............................................   4,183      73,370
*   CommScope Holding Co., Inc...........................  19,891     415,921
    Communications Systems, Inc..........................   1,155       2,714
*   CommVault Systems, Inc...............................   6,338     418,752
    Comtech Telecommunications Corp......................   4,944     123,452
*   Conduent, Inc........................................  23,477     299,332
#*  Control4 Corp........................................   4,282      85,083
*   CoreLogic, Inc.......................................  11,749     426,489
    Corning, Inc......................................... 111,987   3,724,688
#*  Coupa Software, Inc..................................   5,192     451,496
*   Cray, Inc............................................   5,750     126,155
#*  Cree, Inc............................................  15,570     785,195
#   CSG Systems International, Inc.......................   4,900     177,331
    CTS Corp.............................................   5,571     158,049
#*  CyberOptics Corp.....................................   1,199      25,287
#   Cypress Semiconductor Corp...........................  49,729     689,741
    Daktronics, Inc......................................   4,150      31,250
*   Dell Technologies, Class C...........................  16,128     783,660
*   Digi International, Inc..............................   2,040      24,194
*   Diodes, Inc..........................................   6,555     220,445
    Dolby Laboratories, Inc., Class A....................   8,303     536,623
#*  Dropbox, Inc., Class A...............................  15,910     393,136
*   DSP Group, Inc.......................................   3,109      39,298
    DXC Technology Co....................................  38,464   2,466,312
#   Ebix, Inc............................................   2,616     149,426
*   EchoStar Corp., Class A..............................   6,945     284,606
*   Electro Scientific Industries, Inc...................   2,430      72,900
*   Electronics for Imaging, Inc.........................   6,167     162,870
#*  Ellie Mae, Inc.......................................   5,300     401,740
*   EMCORE Corp..........................................     827       3,631
*   Endurance International Group Holdings, Inc..........   7,661      62,054
#   Entegris, Inc........................................  20,172     666,685
#*  Envestnet, Inc.......................................   7,023     380,998
*   EPAM Systems, Inc....................................   7,536   1,066,193
*   ePlus, Inc...........................................   2,095     165,966
*   Euronet Worldwide, Inc...............................   7,490     861,425
#*  Everi Holdings, Inc..................................   5,930      39,435
    EVERTEC, Inc.........................................  10,804     298,947
*   ExlService Holdings, Inc.............................   4,142     238,165
*   F5 Networks, Inc.....................................   8,448   1,359,706
*   Fabrinet.............................................   5,460     310,346
*   Fair Isaac Corp......................................   4,225     951,470
*   FARO Technologies, Inc...............................   2,100      89,292
    Fidelity National Information Services, Inc..........  45,878   4,795,627
*   Finisar Corp.........................................  14,575     332,018

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
                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   First Data Corp., Class A............................  75,181 $ 1,853,212
#*  First Solar, Inc.....................................  10,243     518,193
*   Fiserv, Inc..........................................  57,740   4,788,378
#*  Fitbit, Inc., Class A................................  39,694     244,912
*   FleetCor Technologies, Inc...........................  12,133   2,448,561
*   Flex, Ltd............................................  67,259     647,032
    FLIR Systems, Inc....................................  19,256     941,233
*   FormFactor, Inc......................................  14,792     222,176
*   Fortinet, Inc........................................  20,161   1,543,728
*   Frequency Electronics, Inc...........................     798      10,581
*   Gartner, Inc.........................................  12,802   1,739,664
    Genpact, Ltd.........................................  19,693     587,442
    Global Payments, Inc.................................  22,461   2,521,921
#*  Globant SA...........................................   3,734     252,418
*   GoDaddy, Inc., Class A...............................  22,022   1,511,370
*   GSE Systems, Inc.....................................   1,745       5,078
*   GSI Technology, Inc..................................   2,032      15,667
#*  GTT Communications, Inc..............................   5,314     136,038
*   Guidewire Software, Inc..............................  11,718   1,015,716
    Hackett Group, Inc. (The)............................   5,500      98,945
*   Harmonic, Inc........................................  10,205      53,984
    Hewlett Packard Enterprise Co........................ 216,828   3,380,349
    HP, Inc.............................................. 228,228   5,027,863
#*  HubSpot, Inc.........................................   5,122     810,864
#*  Ichor Holdings, Ltd..................................   1,685      34,660
*   ID Systems, Inc......................................   1,700      10,285
*   IEC Electronics Corp.................................     638       4,626
#*  II-VI, Inc...........................................   6,993     265,454
#*  Inphi Corp...........................................   5,422     213,844
*   Insight Enterprises, Inc.............................   4,020     184,598
*   Integrated Device Technology, Inc....................  17,881     873,487
    Intel Corp........................................... 633,048  29,829,222
    InterDigital, Inc....................................   4,500     327,645
    International Business Machines Corp................. 116,791  15,699,046
*   Intevac, Inc.........................................   2,384      13,255
    Intuit, Inc..........................................  33,298   7,186,374
#*  IPG Photonics Corp...................................   5,020     667,660
#*  Iteris, Inc..........................................     600       2,310
*   Itron, Inc...........................................   5,589     305,327
#   j2 Global, Inc.......................................   6,483     487,262
    Jabil, Inc...........................................  21,394     570,150
    Jack Henry & Associates, Inc.........................  10,790   1,441,004
    Juniper Networks, Inc................................  48,630   1,261,462
    KEMET Corp...........................................   8,818     156,255
*   Key Tronic Corp......................................     749       5,430
*   Keysight Technologies, Inc...........................  25,991   1,923,854
*   Kimball Electronics, Inc.............................   1,875      30,319
    KLA-Tencor Corp......................................  21,424   2,283,156
*   Knowles Corp.........................................  16,291     254,140
    Kulicke & Soffa Industries, Inc......................   8,552     192,677
*   KVH Industries, Inc..................................   2,000      22,360
    Lam Research Corp....................................  19,385   3,287,308
*   Lattice Semiconductor Corp...........................  18,052     140,806
    Leidos Holdings, Inc.................................  18,908   1,096,664
*   Limelight Networks, Inc..............................  14,758      46,045
    Littelfuse, Inc......................................   3,569     627,145
#*  LiveRamp Holdings, Inc...............................   9,839     427,406
    LogMeIn, Inc.........................................   7,314     680,348
#*  Lumentum Holdings, Inc...............................   8,980     439,212

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
                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
*   Luxoft Holding, Inc..................................     2,013 $    116,814
#*  MACOM Technology Solutions Holdings, Inc.............     4,158       74,969
#*  MagnaChip Semiconductor Corp.........................     2,100       12,558
*   Manhattan Associates, Inc............................     8,776      428,006
    ManTech International Corp., Class A.................     4,027      227,002
#   Marvell Technology Group, Ltd........................    79,519    1,473,487
    Mastercard, Inc., Class A............................   126,296   26,664,874
    Maxim Integrated Products, Inc.......................    37,289    2,023,674
    MAXIMUS, Inc.........................................     8,503      596,315
#*  MaxLinear, Inc.......................................     9,642      189,176
    Mesa Laboratories, Inc...............................       300       67,959
    Methode Electronics, Inc.............................     5,669      145,977
#   Microchip Technology, Inc............................    32,692    2,627,456
*   Micron Technology, Inc...............................   151,307    5,782,954
    Microsoft Corp....................................... 1,018,029  106,312,768
*   MicroStrategy, Inc., Class A.........................     1,168      148,208
*   Mimecast, Ltd........................................     2,298       86,336
    MKS Instruments, Inc.................................     7,490      611,409
#*  MongoDB, Inc.........................................     4,526      418,021
#   Monolithic Power Systems, Inc........................     5,983      757,208
    Monotype Imaging Holdings, Inc.......................     4,300       71,380
    Motorola Solutions, Inc..............................    23,431    2,739,318
    MTS Systems Corp.....................................     3,390      169,703
*   Nanometrics, Inc.....................................     6,070      185,681
    National Instruments Corp............................    18,211      805,290
#*  NCR Corp.............................................    16,791      449,159
#*  NeoPhotonics Corp....................................     3,780       27,292
    NetApp, Inc..........................................    35,539    2,266,322
*   NETGEAR, Inc.........................................     3,951      156,499
*   Netscout Systems, Inc................................    11,014      285,593
*   New Relic, Inc.......................................     5,322      540,981
    NIC, Inc.............................................     8,518      139,695
*   Novanta, Inc.........................................     4,534      315,929
#*  Nuance Communications, Inc...........................    34,016      539,834
#*  Nutanix, Inc., Class A...............................    18,178      931,259
    NVIDIA Corp..........................................    80,623   11,589,556
#*  Okta, Inc............................................    13,830    1,140,007
*   ON Semiconductor Corp................................    56,212    1,126,488
*   OneSpan, Inc.........................................       601        8,769
*   Optical Cable Corp...................................     1,300        4,628
    Oracle Corp..........................................   397,561   19,969,489
*   OSI Systems, Inc.....................................     2,078      186,376
*   Palo Alto Networks, Inc..............................    12,405    2,664,842
#*  PAR Technology Corp..................................     1,750       43,628
    Park Electrochemical Corp............................     2,544       57,952
    Paychex, Inc.........................................    44,024    3,116,899
#*  Paycom Software, Inc.................................     6,622      981,645
*   Paylocity Holding Corp...............................     4,583      325,530
*   PayPal Holdings, Inc.................................   155,771   13,826,234
    PC Connection, Inc...................................     1,900       62,947
*   PCM, Inc.............................................     1,468       31,342
#*  PDF Solutions, Inc...................................     3,109       32,676
    Pegasystems, Inc.....................................     4,961      279,255
#*  Perceptron, Inc......................................       528        4,076
*   Perficient, Inc......................................     2,556       65,204
    Perspecta, Inc.......................................    19,232      385,602
*   Photronics, Inc......................................     5,488       58,667
#*  Pivotal Software, Inc., Class A......................     8,331      154,040
    Plantronics, Inc.....................................     4,499      174,516

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
                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Plexus Corp..........................................   3,889 $   218,251
    Power Integrations, Inc..............................   4,366     288,156
*   PRGX Global, Inc.....................................   2,100      19,236
    Progress Software Corp...............................   6,750     244,552
*   Proofpoint, Inc......................................   7,835     798,151
*   PTC, Inc.............................................  16,088   1,364,102
*   Pure Storage, Inc., Class A..........................  25,328     453,624
    QAD, Inc., Class A...................................     739      31,156
    QAD, Inc., Class B...................................     184       5,612
*   Qorvo, Inc...........................................  17,687   1,156,022
    QUALCOMM, Inc........................................ 169,556   8,396,413
#*  Qualys, Inc..........................................   5,250     454,282
*   Qumu Corp............................................   1,254       2,947
*   Rambus, Inc..........................................  11,313     102,043
*   RealNetworks, Inc....................................   2,800       7,392
#*  RealPage, Inc........................................  10,877     606,610
*   Red Hat, Inc.........................................  23,009   4,091,921
*   Ribbon Communications, Inc...........................   7,000      39,060
*   RingCentral, Inc., Class A...........................   8,898     822,531
*   Rogers Corp..........................................   2,468     313,214
*   Rubicon Project, Inc. (The)..........................   1,283       5,722
*   Rudolph Technologies, Inc............................   6,603     143,417
    Sabre Corp...........................................  37,967     872,482
*   salesforce.com, Inc.................................. 101,052  15,356,872
*   Sanmina Corp.........................................   8,298     259,064
*   ScanSource, Inc......................................   2,184      83,669
    Science Applications International Corp..............   8,020     538,463
    Seagate Technology P.L.C.............................  36,824   1,630,567
*   Semtech Corp.........................................   9,964     483,852
#*  ServiceNow, Inc......................................  24,648   5,423,053
*   Silicon Laboratories, Inc............................   5,917     452,650
    Skyworks Solutions, Inc..............................  23,303   1,702,051
*   SolarEdge Technologies, Inc..........................   4,173     182,736
*   Splunk, Inc..........................................  19,799   2,471,707
*   SPS Commerce, Inc....................................   2,614     231,757
#*  Square, Inc., Class A................................  40,449   2,886,036
    SS&C Technologies Holdings, Inc......................  30,412   1,565,914
#*  Steel Connect, Inc...................................   5,100       8,415
*   Stratasys, Ltd.......................................   5,216     133,164
#*  Super Micro Computer, Inc............................   3,909      59,026
*   Sykes Enterprises, Inc...............................   6,423     177,082
    Symantec Corp........................................  78,441   1,648,830
#*  Synaptics, Inc.......................................   4,600     183,080
    SYNNEX Corp..........................................   4,883     472,479
*   Synopsys, Inc........................................  20,768   1,938,693
#*  Tableau Software, Inc., Class A......................   9,273   1,185,460
    TE Connectivity, Ltd.................................  46,938   3,799,631
*   Tech Data Corp.......................................   5,508     526,730
*   Teradata Corp........................................  15,885     704,976
#   Teradyne, Inc........................................  25,310     910,907
    TESSCO Technologies, Inc.............................   1,314      21,037
    Texas Instruments, Inc............................... 131,060  13,195,121
    TiVo Corp............................................  15,854     176,455
    Total System Services, Inc...........................  22,269   1,995,525
#*  Trade Desk, Inc. (The), Class A......................   4,351     620,801
    TransAct Technologies, Inc...........................     600       6,228
    Travelport Worldwide, Ltd............................  22,094     345,992
*   Trimble, Inc.........................................  33,593   1,265,112
    TTEC Holdings, Inc...................................   2,400      80,232

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
                                                          SHARES     VALUE+
                                                          ------- ------------
INFORMATION TECHNOLOGY -- (Continued)
#*  TTM Technologies, Inc................................  10,121 $    116,189
#*  Twilio, Inc., Class A................................  10,061    1,119,991
*   Tyler Technologies, Inc..............................   4,925      931,761
#   Ubiquiti Networks, Inc...............................   3,500      378,735
*   Ultimate Software Group, Inc. (The)..................   3,935    1,074,530
#*  Ultra Clean Holdings, Inc............................   5,216       61,862
#*  Unisys Corp..........................................   4,732       61,895
#   Universal Display Corp...............................   5,478      568,781
*   Veeco Instruments, Inc...............................   7,954       78,029
*   Verint Systems, Inc..................................   8,843      427,736
*   VeriSign, Inc........................................  14,655    2,480,652
    Versum Materials, Inc................................  15,347      564,309
#*  ViaSat, Inc..........................................   7,267      455,568
*   Viavi Solutions, Inc.................................  25,300      281,336
*   Virtusa Corp.........................................   3,423      166,084
#   Visa, Inc., Class A.................................. 244,606   33,024,256
    Vishay Intertechnology, Inc..........................  18,328      357,396
*   Vishay Precision Group, Inc..........................   1,973       65,957
    VMware, Inc., Class A................................  10,407    1,572,185
    Wayside Technology Group, Inc........................     152        1,596
    Western Digital Corp.................................  29,564    1,330,084
#   Western Union Co. (The)..............................  63,452    1,157,999
*   WEX, Inc.............................................   5,640      909,901
*   Workday, Inc., Class A...............................  20,127    3,653,654
*   Worldpay, Inc., Class A..............................  41,173    3,437,122
    Xerox Corp...........................................  29,346      827,851
    Xilinx, Inc..........................................  34,712    3,885,661
    Xperi Corp...........................................   5,553      119,001
*   Zebra Technologies Corp., Class A....................   7,337    1,273,703
*   Zendesk, Inc.........................................  15,467    1,044,487
*   Zix Corp.............................................   4,055       28,872
                                                                  ------------
TOTAL INFORMATION TECHNOLOGY.............................          739,738,912
                                                                  ------------
MATERIALS -- (2.8%)
>>  A Schulman, Inc......................................   3,119        4,468
*   AdvanSix, Inc........................................   3,590      113,588
    Air Products & Chemicals, Inc........................  34,357    5,647,947
#   Albemarle Corp.......................................  14,666    1,183,986
*   Alcoa Corp...........................................  25,377      753,189
#*  Allegheny Technologies, Inc..........................  16,928      463,658
    American Vanguard Corp...............................   2,950       51,684
    AptarGroup, Inc......................................   8,000      792,960
    Ashland Global Holdings, Inc.........................   9,544      724,390
    Avery Dennison Corp..................................  11,501    1,201,280
*   Axalta Coating Systems, Ltd..........................  30,916      792,068
    Balchem Corp.........................................   4,312      357,982
#   Ball Corp............................................  46,182    2,414,395
    Bemis Co., Inc.......................................  12,291      600,292
*   Berry Global Group, Inc..............................  18,781      924,964
    Boise Cascade Co.....................................   7,452      204,706
    Cabot Corp...........................................   8,136      381,497
    Carpenter Technology Corp............................   6,401      302,511
    Celanese Corp........................................  18,430    1,764,857
*   Century Aluminum Co..................................   6,661       61,281
    CF Industries Holdings, Inc..........................  32,215    1,406,185
    Chase Corp...........................................   1,300      131,066
#   Chemours Co. (The)...................................  24,155      863,541
*   Clearwater Paper Corp................................   2,200       74,184
#   Cleveland-Cliffs, Inc................................  43,308      463,829

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
                                                          SHARES    VALUE+
                                                          ------- -----------
MATERIALS -- (Continued)
*   Coeur Mining, Inc....................................  19,765 $   101,790
    Commercial Metals Co.................................  14,074     245,591
#   Compass Minerals International, Inc..................   4,658     243,381
    Core Molding Technologies, Inc.......................     389       3,384
#*  Crown Holdings, Inc..................................  17,992     917,592
    Domtar Corp..........................................   7,486     351,093
    DowDuPont, Inc....................................... 319,641  17,199,882
    Eagle Materials, Inc.................................   6,164     437,644
    Eastman Chemical Co..................................  19,493   1,571,526
    Ecolab, Inc..........................................  36,235   5,731,290
    Element Solutions, Inc...............................  23,645     265,770
*   Ferro Corp...........................................  11,300     188,371
    FMC Corp.............................................  18,100   1,444,380
    Freeport-McMoRan, Inc................................  79,415     924,391
    Friedman Industries, Inc.............................     599       4,618
    FutureFuel Corp......................................   1,256      22,997
*   GCP Applied Technologies, Inc........................   8,700     219,240
#   Graphic Packaging Holding Co.........................  39,100     471,937
    Greif, Inc., Class A.................................   3,847     150,033
    Hawkins, Inc.........................................     888      36,843
    Haynes International, Inc............................   1,800      59,040
    HB Fuller Co.........................................   6,500     321,035
    Hecla Mining Co......................................  47,181     127,389
    Huntsman Corp........................................  27,984     614,809
*   Ingevity Corp........................................   6,510     612,396
    Innophos Holdings, Inc...............................   2,500      74,750
    Innospec, Inc........................................   3,975     279,323
#   International Flavors & Fragrances, Inc..............   9,953   1,411,136
    International Paper Co...............................  52,000   2,466,360
    Kaiser Aluminum Corp.................................   1,800     180,666
*   Kraton Corp..........................................   6,011     169,510
#   Kronos Worldwide, Inc................................   2,426      31,950
    Linde P.L.C..........................................  39,895   6,503,284
    Louisiana-Pacific Corp...............................  20,862     508,616
*   LSB Industries, Inc..................................   2,000      14,900
    LyondellBasell Industries NV, Class A................  49,467   4,302,145
#   Martin Marietta Materials, Inc.......................   8,399   1,483,935
    Materion Corp........................................   4,330     203,207
#   McEwen Mining, Inc...................................  13,772      24,927
    Mercer International, Inc............................   3,588      52,995
    Minerals Technologies, Inc...........................   4,300     251,851
    Mosaic Co. (The).....................................  52,200   1,685,016
    Myers Industries, Inc................................   3,889      63,235
    Neenah, Inc..........................................   2,619     182,466
#   NewMarket Corp.......................................   1,212     486,121
    Newmont Mining Corp..................................  69,948   2,385,926
    Northern Technologies International Corp.............     300       9,150
    Nucor Corp...........................................  42,817   2,622,113
    Olin Corp............................................  23,348     551,246
*   OMNOVA Solutions, Inc................................   3,300      29,403
    Owens-Illinois, Inc..................................  19,727     395,921
    Packaging Corp. of America...........................  12,843   1,211,352
    PH Glatfelter Co.....................................   4,200      53,676
    PolyOne Corp.........................................  10,028     324,606
    PPG Industries, Inc..................................  32,665   3,444,198
    Quaker Chemical Corp.................................   2,116     432,637
#   Rayonier Advanced Materials, Inc.....................   4,767      69,026
    Reliance Steel & Aluminum Co.........................   9,186     752,150
#   Royal Gold, Inc......................................   9,190     802,930

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------ ------------
MATERIALS -- (Continued)
    RPM International, Inc............................... 18,490 $  1,056,888
    Schnitzer Steel Industries, Inc., Class A............  5,069      122,670
    Schweitzer-Mauduit International, Inc................  3,186      102,143
#   Scotts Miracle-Gro Co. (The).........................  5,865      436,063
#   Sealed Air Corp...................................... 23,412      924,774
#   Sensient Technologies Corp...........................  5,521      346,608
    Sherwin-Williams Co. (The)........................... 11,695    4,929,676
    Silgan Holdings, Inc................................. 11,200      309,344
    Sonoco Products Co................................... 11,872      683,590
    Southern Copper Corp................................. 10,534      354,153
    Steel Dynamics, Inc.................................. 29,900    1,094,041
    Stepan Co............................................  1,746      153,526
#*  Summit Materials, Inc., Class A...................... 11,741      179,168
*   SunCoke Energy, Inc..................................  6,923       77,815
    Synalloy Corp........................................    737       11,645
#*  TimkenSteel Corp.....................................  4,280       54,484
*   Trecora Resources....................................    613        5,315
    Tredegar Corp........................................  2,230       36,371
    Trinseo SA...........................................  5,923      290,523
    Tronox, Ltd., Class A................................ 11,867      103,955
    United States Lime & Minerals, Inc...................    353       24,361
#   United States Steel Corp............................. 20,893      470,928
*   Universal Stainless & Alloy Products, Inc............    545        9,772
#*  US Concrete, Inc.....................................  1,426       50,766
#   Valvoline, Inc....................................... 28,562      631,506
*   Verso Corp., Class A.................................  4,311      106,352
#   Vulcan Materials Co.................................. 17,700    1,799,205
#   Warrior Met Coal, Inc................................  4,151      119,258
    Westlake Chemical Corp...............................  5,120      378,368
    WestRock Co.......................................... 30,706    1,250,041
    Worthington Industries, Inc..........................  5,920      223,362
#   WR Grace & Co........................................  9,200      653,292
                                                                 ------------
TOTAL MATERIALS..........................................         104,397,620
                                                                 ------------
REAL ESTATE -- (0.2%)
    Alexander & Baldwin, Inc............................. 10,579      243,740
#*  Altisource Portfolio Solutions SA....................  2,400       56,832
*   CBRE Group, Inc., Class A............................ 43,844    2,005,863
#   Consolidated-Tomoka Land Co..........................    681       41,589
    CorePoint Lodging, Inc...............................  6,084       74,468
*   Forestar Group, Inc..................................    384        6,148
    HFF, Inc., Class A...................................  6,157      255,023
*   Howard Hughes Corp. (The)............................  5,344      593,398
    Jones Lang LaSalle, Inc..............................  6,166      884,266
#   Kennedy-Wilson Holdings, Inc......................... 15,273      305,307
#*  Marcus & Millichap, Inc..............................  4,041      160,024
    Newmark Group, Inc., Class A......................... 13,792      144,126
*   Rafael Holdings, Inc., Class B.......................    900       13,878
    RE/MAX Holdings, Inc., Class A.......................  3,149      131,376
#   Realogy Holdings Corp................................ 17,722      314,566
*   St Joe Co. (The).....................................  4,493       69,911
*   Tejon Ranch Co.......................................  1,978       37,226
                                                                 ------------
TOTAL REAL ESTATE........................................           5,337,741
                                                                 ------------
UTILITIES -- (3.3%)
    AES Corp............................................. 92,914    1,522,860
    ALLETE, Inc..........................................  7,481      575,588
    Alliant Energy Corp.................................. 33,635    1,495,748

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
UTILITIES -- (Continued)
    Ameren Corp..........................................  34,396 $ 2,385,019
    American Electric Power Co., Inc.....................  70,474   5,575,903
    American States Water Co.............................   6,335     429,006
    American Water Works Co., Inc........................  25,559   2,445,230
#   Aqua America, Inc....................................  26,645     933,907
    Artesian Resources Corp., Class A....................     471      16,669
    Atlantica Yield PLC..................................  12,795     230,182
    Atmos Energy Corp....................................  16,887   1,648,678
    Avangrid, Inc........................................   8,531     425,441
#   Avista Corp..........................................   8,367     350,159
    Black Hills Corp.....................................   8,868     602,049
    California Water Service Group.......................   6,569     325,297
    CenterPoint Energy, Inc..............................  69,553   2,150,579
    Chesapeake Utilities Corp............................   2,334     211,390
#   Clearway Energy, Inc., Class A.......................   4,576      67,267
    Clearway Energy, Inc., Class C.......................  14,582     220,042
    CMS Energy Corp......................................  39,388   2,053,690
    Connecticut Water Service, Inc.......................   1,422      96,468
    Consolidated Edison, Inc.............................  46,346   3,598,767
    Consolidated Water Co., Ltd..........................     777      10,140
    Dominion Energy, Inc................................. 102,633   7,208,942
    DTE Energy Co........................................  25,354   2,985,433
    Duke Energy Corp..................................... 100,846   8,852,262
    Edison International.................................  43,819   2,496,368
    El Paso Electric Co..................................   5,373     282,190
    Entergy Corp.........................................  25,630   2,285,940
    Evergy, Inc..........................................  37,177   2,130,986
    Eversource Energy....................................  44,781   3,108,249
    Exelon Corp.......................................... 137,166   6,551,048
#   FirstEnergy Corp.....................................  73,803   2,893,078
..   Genie Energy, Ltd., Class B..........................   1,800      15,156
    Hawaiian Electric Industries, Inc....................  16,851     626,689
    IDACORP, Inc.........................................   6,882     670,995
    MDU Resources Group, Inc.............................  26,707     686,637
    MGE Energy, Inc......................................   4,689     301,550
    Middlesex Water Co...................................   1,620      91,044
#   National Fuel Gas Co.................................  10,913     625,315
    New Jersey Resources Corp............................  11,797     572,155
    NextEra Energy, Inc..................................  67,010  11,993,450
#   NiSource, Inc........................................  52,656   1,436,456
    Northwest Natural Holding Co.........................   3,823     239,320
    NorthWestern Corp....................................   6,038     385,889
    NRG Energy, Inc......................................  45,092   1,844,714
#   OGE Energy Corp......................................  27,893   1,142,218
    ONE Gas, Inc.........................................   7,493     615,550
#   Ormat Technologies, Inc..............................   5,235     302,112
    Otter Tail Corp......................................   5,036     243,994
#   Pattern Energy Group, Inc., Class A..................  15,418     328,095
*   PG&E Corp............................................  50,245     653,185
    Pinnacle West Capital Corp...........................  15,304   1,348,588
    PNM Resources, Inc...................................  10,346     440,636
    Portland General Electric Co.........................  11,307     546,354
    PPL Corp.............................................  98,357   3,080,541
    Public Service Enterprise Group, Inc.................  70,939   3,869,722
    RGC Resources, Inc...................................     300       8,439
#   Sempra Energy........................................  38,001   4,445,357
    SJW Group............................................   2,210     132,490
#   South Jersey Industries, Inc.........................  12,048     358,789
    Southern Co. (The)................................... 139,441   6,776,833

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                              SHARES       VALUE+
                                                            ---------- --------------
UTILITIES -- (Continued)
      Southwest Gas Holdings, Inc..........................      7,483 $      586,069
      Spire, Inc...........................................      7,306        579,877
      UGI Corp.............................................     24,114      1,375,221
      Unitil Corp..........................................      1,600         83,936
      Vectren Corp.........................................     10,340        748,409
*     Vistra Energy Corp...................................     44,397      1,114,809
#     WEC Energy Group, Inc................................     43,139      3,150,441
      Xcel Energy, Inc.....................................     72,087      3,774,475
      York Water Co. (The).................................        900         29,610
                                                                       --------------
TOTAL UTILITIES............................................               121,389,695
                                                                       --------------
TOTAL COMMON STOCKS........................................             3,585,927,985
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
*>>   Media General, Inc. Contingent Value Rights..........      3,778            296
                                                                       --------------
TOTAL INVESTMENT SECURITIES................................             3,585,928,281
                                                                       --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money
        Market Fund 2.320%.................................  9,168,198      9,168,198
                                                                       --------------
SECURITIES LENDING COLLATERAL -- (3.8%)
@(S)  DFA Short Term Investment Fund....................... 12,140,174    140,473,955
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)..............................
  (Cost $2,029,760,976)^^..................................            $3,735,570,434
                                                                       ==============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1         LEVEL 2    LEVEL 3     TOTAL
                               --------------   ------------ ------- --------------
Common Stocks
   Communication Services..... $  350,628,074             --   --    $  350,628,074
   Consumer Discretionary.....    393,267,179             --   --       393,267,179
   Consumer Staples...........    247,335,464             --   --       247,335,464
   Energy.....................    188,186,263             --   --       188,186,263
   Financials.................    514,604,864   $        746   --       514,605,610
   Health Care................    534,979,118             --   --       534,979,118
   Industrials................    386,062,309             --   --       386,062,309
   Information Technology.....    739,738,912             --   --       739,738,912
   Materials..................    104,393,152          4,468   --       104,397,620
   Real Estate................      5,337,741             --   --         5,337,741
   Utilities..................    121,389,695             --   --       121,389,695
Rights/Warrants
   Consumer Discretionary.....             --            296   --               296
Temporary Cash Investments....      9,168,198             --   --         9,168,198
Securities Lending
   Collateral.................             --    140,473,955   --       140,473,955
                               --------------   ------------   --    --------------
TOTAL......................... $3,595,090,969   $140,479,465   --    $3,735,570,434
                               ==============   ============   ==    ==============

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- -----------
COMMON STOCKS -- (90.3%)
COMMUNICATION SERVICES -- (2.9%)
    A.H. Belo Corp., Class A.............................  89,193 $   360,340
*   Alaska Communications Systems Group, Inc.............  14,896      27,558
#   AMC Entertainment Holdings, Inc., Class A............  87,997   1,289,156
#   ATN International, Inc...............................  48,209   3,595,427
*   Ballantyne Strong, Inc...............................  83,715     117,209
    Beasley Broadcast Group, Inc., Class A...............  36,223     163,728
#*  Cars.com, Inc........................................ 254,660   6,954,765
*   Clear Channel Outdoor Holdings, Inc., Class A........  31,420     175,009
#   Consolidated Communications Holdings, Inc............ 174,073   1,859,100
#*  Daily Journal Corp...................................     244      53,951
*   DHI Group, Inc.......................................  30,242      59,274
    Emerald Expositions Events, Inc......................  38,401     545,294
#   Entercom Communications Corp., Class A............... 101,485     743,885
    Entravision Communications Corp., Class A............ 239,975     945,501
#   EW Scripps Co. (The), Class A........................ 288,708   5,421,936
#   Gannett Co., Inc..................................... 416,790   4,622,201
#*  GCI Liberty, Inc., Class A...........................  92,783   4,722,655
*   Gray Television, Inc................................. 289,439   4,836,526
*   Gray Television, Inc., Class A.......................   2,809      42,978
*   Hemisphere Media Group, Inc..........................  24,782     328,609
    IDT Corp., Class B...................................  32,125     230,657
*   IMAX Corp............................................  22,561     468,592
#*  Iridium Communications, Inc.......................... 234,984   4,553,990
    John Wiley & Sons, Inc., Class A.....................  23,192   1,200,882
*   Liberty Latin America, Ltd., Class A................. 107,311   1,870,967
*   Liberty Latin America, Ltd., Class C................. 241,032   4,213,239
*   Liberty TripAdvisor Holdings, Inc., Class A.......... 138,770   2,311,908
#   Lions Gate Entertainment Corp., Class A.............. 118,908   2,184,340
#   Lions Gate Entertainment Corp., Class B.............. 106,752   1,871,363
*   Madison Square Garden Co. (The), Class A.............  20,051   5,572,173
    Marchex, Inc., Class B...............................  37,281     149,124
    Marcus Corp. (The)................................... 108,304   4,827,109
#*  Meet Group, Inc. (The)............................... 380,386   2,198,631
#   Meredith Corp........................................  84,564   4,589,288
#*  MSG Networks, Inc., Class A..........................  60,153   1,347,427
#   New Media Investment Group, Inc...................... 179,751   2,457,196
#   New York Times Co. (The), Class A.................... 153,091   3,935,970
    News Corp., Class A.................................. 790,168  10,137,855
    News Corp., Class B.................................. 239,287   3,093,981
#   Nexstar Media Group, Inc., Class A...................  15,600   1,302,132
#*  ORBCOMM, Inc......................................... 117,287     954,716
#*  QuinStreet, Inc......................................   6,320     120,333
*   Reading International, Inc., Class A.................  57,580     909,764
*   Reading International, Inc., Class B.................   6,238     162,968
    Saga Communications, Inc., Class A...................  32,625   1,103,377
    Salem Media Group, Inc...............................  33,310      93,601
    Scholastic Corp...................................... 141,084   5,881,792
    Shenandoah Telecommunications Co.....................  61,933   2,949,869
    Sinclair Broadcast Group, Inc., Class A..............  83,774   2,581,077
    Spok Holdings, Inc...................................  50,399     697,522
*   TechTarget, Inc......................................  36,182     524,639
    TEGNA, Inc........................................... 412,001   4,836,892
    Telephone & Data Systems, Inc........................ 353,407  12,800,402
    Townsquare Media, Inc., Class A......................  24,023     147,261

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
COMMUNICATION SERVICES -- (Continued)
*   Tribune Publishing Co................................    16,181 $    193,687
*   United States Cellular Corp..........................    78,847    4,540,010
#*  Urban One, Inc.......................................    33,283       68,230
*   Vonage Holdings Corp.................................    30,970      282,137
#*  Yelp, Inc............................................    12,285      447,420
*   Zedge, Inc., Class B.................................     8,025       16,532
*   Zynga, Inc., Class A................................. 1,206,230    5,403,910
                                                                    ------------
TOTAL COMMUNICATION SERVICES.............................            140,098,065
                                                                    ------------
CONSUMER DISCRETIONARY -- (11.6%)
*   1-800-Flowers.com, Inc., Class A.....................   169,895    2,709,825
    Aaron's, Inc.........................................   241,866   12,107,812
#   Abercrombie & Fitch Co., Class A.....................   274,730    5,953,399
    Acushnet Holdings Corp...............................    10,662      245,119
    Adient P.L.C.........................................   210,234    4,150,019
#*  Adtalem Global Education, Inc........................   227,790   11,138,931
    Advance Auto Parts, Inc..............................       923      146,942
#   AMCON Distributing Co................................       388       36,486
#*  American Axle & Manufacturing Holdings, Inc..........   321,628    4,753,662
    American Eagle Outfitters, Inc.......................   291,874    6,164,379
#*  American Outdoor Brands Corp.........................   293,974    3,548,266
*   American Public Education, Inc.......................    43,293    1,281,040
*   America's Car-Mart, Inc..............................    32,700    2,287,692
    Aramark..............................................     3,906      128,703
    Ark Restaurants Corp.................................    11,846      219,151
#*  Asbury Automotive Group, Inc.........................       761       53,765
#*  Ascena Retail Group, Inc.............................   623,004    1,526,360
#*  At Home Group, Inc...................................    31,126      686,017
#*  AutoNation, Inc......................................   237,398    9,199,173
*   Barnes & Noble Education, Inc........................   315,792    1,806,330
#   Barnes & Noble, Inc..................................   482,324    2,908,414
    Bassett Furniture Industries, Inc....................    44,588      850,293
    BBX Capital Corp.....................................    47,184      291,125
#*  Beazer Homes USA, Inc................................     4,951       62,036
#   Bed Bath & Beyond, Inc...............................   511,708    7,721,674
*   Belmond, Ltd., Class A...............................   284,974    7,101,552
*   Biglari Holdings, Inc., Class A......................       214      139,102
*   Biglari Holdings, Inc., Class B......................     4,402      576,310
#   BJ's Restaurants, Inc................................    51,969    2,589,615
#*  Boot Barn Holdings, Inc..............................    72,876    1,707,485
    Bowl America, Inc., Class A..........................    10,764      170,071
#   Boyd Gaming Corp.....................................   179,677    4,908,776
*   Bridgepoint Education, Inc...........................   124,362    1,011,063
#*  Build-A-Bear Workshop, Inc...........................    86,722      410,195
    Caleres, Inc.........................................   191,145    5,703,767
    Callaway Golf Co.....................................   378,120    6,159,575
    Canterbury Park Holding Corp.........................     7,625      115,976
    Capri Holdings, Ltd..................................    11,068      470,169
*   Career Education Corp................................   170,253    2,197,966
    Carriage Services, Inc...............................   123,184    2,395,929
*   Carrols Restaurant Group, Inc........................    99,170      855,837
#   Cato Corp. (The), Class A............................     7,702      114,375
*   Cavco Industries, Inc................................    27,848    4,630,844
*   Century Casinos, Inc.................................       501        3,843
#*  Century Communities, Inc.............................    65,702    1,541,369
*   Chegg, Inc...........................................    15,300      538,866
#   Chico's FAS, Inc.....................................   396,748    2,301,138
#   Churchill Downs, Inc.................................    20,382    1,874,736
*   Chuy's Holdings, Inc.................................    26,503      602,148

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
    Citi Trends, Inc.....................................  37,323 $   764,748
    Columbia Sportswear Co...............................   9,424     840,527
#*  Conn's, Inc.......................................... 116,150   2,432,181
#*  Container Store Group, Inc. (The)....................  20,284     145,233
#*  Cool Holdings, Inc...................................   4,905      14,617
    Cooper Tire & Rubber Co.............................. 166,855   5,873,296
*   Cooper-Standard Holdings, Inc........................  45,397   3,471,055
    Core-Mark Holding Co., Inc........................... 203,514   5,673,970
*   Crocs, Inc...........................................  24,657     708,149
    CSS Industries, Inc..................................  67,867     592,479
    Culp, Inc............................................  36,886     704,523
    Dana, Inc............................................ 167,300   2,947,826
*   Deckers Outdoor Corp.................................  38,715   4,972,942
#*  Del Frisco's Restaurant Group, Inc................... 225,400   1,785,168
*   Del Taco Restaurants, Inc............................ 155,644   1,617,141
*   Delta Apparel, Inc...................................  20,134     474,156
#*  Destination Maternity Corp...........................  23,786      70,882
#*  Destination XL Group, Inc............................  69,900     180,342
#   Dick's Sporting Goods, Inc........................... 236,199   8,340,187
#   Dillard's, Inc., Class A............................. 154,053  10,289,200
#   Dine Brands Global, Inc..............................  23,801   1,815,302
*   Dixie Group, Inc. (The)..............................   7,451       6,557
#*  Dorman Products, Inc.................................  31,097   2,672,787
    Dover Motorsports, Inc...............................  50,189      99,876
#*  Drive Shack, Inc.....................................  27,340     115,101
    DSW, Inc., Class A................................... 194,009   5,286,745
    Educational Development Corp.........................   4,552      35,961
#*  El Pollo Loco Holdings, Inc.......................... 102,240   1,685,938
#*  Eldorado Resorts, Inc................................  67,712   3,156,733
*   Emerson Radio Corp...................................  19,652      28,594
    Escalade, Inc........................................  31,822     355,134
#   Ethan Allen Interiors, Inc...........................  61,365   1,164,708
#*  Express, Inc......................................... 216,238   1,146,061
#*  Fiesta Restaurant Group, Inc.........................  42,712     634,700
#   Flanigan's Enterprises, Inc..........................   5,416     127,086
    Flexsteel Industries, Inc............................  28,580     713,643
    Foot Locker, Inc.....................................  62,925   3,516,878
#*  Fossil Group, Inc....................................  20,337     344,916
#*  Francesca's Holdings Corp............................   3,575       3,157
*   FTD Cos., Inc........................................  77,558     199,324
*   Full House Resorts, Inc..............................   6,000      13,800
#*  Gaia, Inc............................................   3,755      44,159
#   GameStop Corp., Class A..............................  37,895     429,729
    Gaming Partners International Corp...................     100       1,294
#*  Genesco, Inc.........................................  79,852   3,607,713
    Gentex Corp.......................................... 105,621   2,237,053
*   G-III Apparel Group, Ltd............................. 170,619   5,949,485
    Goodyear Tire & Rubber Co. (The)..................... 584,434  12,384,156
    Graham Holdings Co., Class B.........................  15,808  10,512,320
*   Green Brick Partners, Inc............................  46,257     391,334
    Group 1 Automotive, Inc.............................. 122,299   7,463,908
#   Guess?, Inc.......................................... 215,916   4,212,521
#*  Habit Restaurants, Inc. (The), Class A...............  62,308     636,788
    Hamilton Beach Brands Holding Co., Class A...........  48,566   1,269,515
#   Haverty Furniture Cos., Inc.......................... 108,607   2,212,325
    Haverty Furniture Cos., Inc., Class A................     700      14,245
*   Helen of Troy, Ltd................................... 120,833  14,021,461
#*  Hibbett Sports, Inc..................................  57,698     942,785
    Hooker Furniture Corp................................  63,134   1,816,365

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#*  Horizon Global Corp..................................    64,064 $   134,534
*   Houghton Mifflin Harcourt Co.........................    76,328     799,154
#   International Game Technology P.L.C..................    88,006   1,439,778
    International Speedway Corp., Class A................    44,364   1,927,616
#*  iRobot Corp..........................................     1,711     153,631
*   J Alexander's Holdings, Inc..........................    25,557     219,790
#*  J. Jill, Inc.........................................    14,926      88,810
    Johnson Outdoors, Inc., Class A......................    56,684   3,551,253
*   K12, Inc.............................................   189,192   5,961,440
#*  Kirkland's, Inc......................................    66,123     675,777
    Kohl's Corp..........................................   407,863  28,016,109
*   Lakeland Industries, Inc.............................    32,486     363,193
#*  Lands' End, Inc......................................       706      12,637
*   Laureate Education, Inc., Class A....................    37,467     599,472
    La-Z-Boy, Inc........................................   211,867   6,275,501
*   Leaf Group, Ltd......................................   105,964     813,804
#   Libbey, Inc..........................................    75,900     381,018
*   Liberty Expedia Holdings, Inc., Class A..............    98,788   4,049,320
#   Liberty Tax, Inc.....................................    20,496     244,107
    Lifetime Brands, Inc.................................    61,457     597,977
*   Lincoln Educational Services Corp....................     8,887      25,239
*   Liquidity Services, Inc..............................    83,081     695,388
#   Lithia Motors, Inc., Class A.........................    85,067   7,566,710
#*  Lumber Liquidators Holdings, Inc.....................    24,414     293,456
*   M/I Homes, Inc.......................................    95,252   2,523,225
    Macy's, Inc..........................................   679,841  17,879,818
#*  MarineMax, Inc.......................................   136,673   2,430,046
    Marriott Vacations Worldwide Corp....................   120,223  10,644,544
    MDC Holdings, Inc....................................   148,450   4,888,459
*   Meritage Homes Corp..................................    93,172   4,200,194
*   Modine Manufacturing Co..............................   161,259   2,359,219
*   Monarch Casino & Resort, Inc.........................     8,637     373,464
#   Monro, Inc...........................................     3,107     222,648
#*  Motorcar Parts of America, Inc.......................    89,179   1,783,580
#   Movado Group, Inc....................................    70,300   2,246,085
*   Murphy USA, Inc......................................    22,484   1,653,698
    Nathan's Famous, Inc.................................     8,610     581,175
*   Nautilus, Inc........................................    52,760     396,228
#*  New Home Co., Inc. (The).............................     7,895      54,633
    Office Depot, Inc.................................... 4,428,080  13,062,836
    P&F Industries, Inc., Class A........................     1,423      10,986
#*  Party City Holdco, Inc...............................    86,757     957,797
    Peak Resorts, Inc....................................     1,800       8,208
#   Penske Automotive Group, Inc.........................   236,131  11,069,821
*   Playa Hotels & Resorts NV............................    19,142     150,839
#*  Potbelly Corp........................................    48,473     420,261
    PulteGroup, Inc......................................   999,613  27,799,238
    PVH Corp.............................................    58,968   6,433,999
    Ralph Lauren Corp....................................    57,569   6,686,064
    RCI Hospitality Holdings, Inc........................    40,210     897,085
*   Red Lion Hotels Corp.................................    97,989     906,398
#*  Red Robin Gourmet Burgers, Inc.......................    83,473   2,669,467
*   Regis Corp...........................................   113,087   2,109,073
    Rocky Brands, Inc....................................    19,704     528,264
#   RTW RetailWinds, Inc.................................    48,399     150,037
    Service Corp. International..........................    12,802     549,462
*   Shiloh Industries, Inc...............................   111,208     666,136
#   Shoe Carnival, Inc...................................   103,146   3,804,024
#*  Shutterfly, Inc......................................    12,631     580,521

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
#   Signet Jewelers, Ltd.................................   163,806 $  3,990,314
*   Skechers U.S.A., Inc., Class A.......................    93,500    2,540,395
    Skyline Champion Corp................................     2,856       51,579
#   Sonic Automotive, Inc., Class A......................    60,064      918,979
    Speedway Motorsports, Inc............................   120,889    1,951,148
    Standard Motor Products, Inc.........................   123,563    6,074,357
#*  Stoneridge, Inc......................................    78,685    2,054,465
#   Strattec Security Corp...............................    12,875      444,188
    Superior Group of Cos, Inc...........................    78,672    1,398,001
*   Tandy Leather Factory, Inc...........................    48,594      277,958
*   Taylor Morrison Home Corp., Class A..................   409,847    7,746,108
    Tenneco, Inc., Class A...............................    65,535    2,272,754
    Thor Industries, Inc.................................    14,867      968,139
#   Tile Shop Holdings, Inc..............................    71,410      542,002
    Tilly's, Inc., Class A...............................    51,707      626,172
    Toll Brothers, Inc...................................   777,321   28,714,238
*   TopBuild Corp........................................    62,625    3,307,226
    Tower International, Inc.............................    57,049    1,659,555
*   Trans World Entertainment Corp.......................    50,790       30,779
*   TravelCenters of America LLC.........................    82,609      414,697
#*  TRI Pointe Group, Inc................................   457,997    6,160,060
*   Unifi, Inc...........................................    94,608    2,023,665
#*  Universal Electronics, Inc...........................    34,033      958,710
*   Universal Technical Institute, Inc...................     3,080       10,534
#*  Urban Outfitters, Inc................................   428,884   13,852,953
#*  Vera Bradley, Inc....................................   102,746      919,577
#*  Vista Outdoor, Inc...................................   553,985    5,528,770
#*  Visteon Corp.........................................    12,435      956,127
#*  Vitamin Shoppe, Inc..................................   133,978      618,978
*   VOXX International Corp..............................    91,813      478,346
    Weyco Group, Inc.....................................    22,488      604,253
#*  William Lyon Homes, Class A..........................    16,851      223,444
#   Winnebago Industries, Inc............................    81,619    2,334,303
    Wolverine World Wide, Inc............................    13,804      473,615
*   ZAGG, Inc............................................    68,493      768,491
*   Zumiez, Inc..........................................    17,261      438,602
                                                                    ------------
TOTAL CONSUMER DISCRETIONARY.............................            570,182,827
                                                                    ------------
CONSUMER STAPLES -- (3.2%)
#   Alico, Inc...........................................    14,366      425,234
#   Andersons, Inc. (The)................................   100,694    3,529,325
#   B&G Foods, Inc.......................................       421       11,224
*   Bridgford Foods Corp.................................     2,376       67,098
    Bunge, Ltd...........................................    70,231    3,867,621
#   Cal-Maine Foods, Inc.................................    19,105      805,849
#   Casey's General Stores, Inc..........................     4,430      570,052
#*  CCA Industries, Inc..................................     9,091       21,455
#*  Central Garden & Pet Co..............................    61,250    2,401,612
*   Central Garden & Pet Co., Class A....................   176,558    6,288,996
#*  Chefs' Warehouse, Inc. (The).........................    82,152    2,638,722
#   Coca-Cola Bottling Co. Consolidated..................     4,253      917,797
    Conagra Brands, Inc..................................    75,295    1,629,384
#   Coty, Inc., Class A.................................. 1,316,036   10,212,439
#*  Craft Brew Alliance, Inc.............................    90,069    1,482,536
*   Darling Ingredients, Inc.............................   586,980   12,485,065
#*  Edgewell Personal Care Co............................   142,544    5,623,361
#*  Farmer Brothers Co...................................    42,591    1,047,739
    Fresh Del Monte Produce, Inc.........................   237,709    7,601,934
#*  Hain Celestial Group, Inc. (The).....................   181,064    3,318,903

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER STAPLES -- (Continued)
#*  Hostess Brands, Inc.................................. 249,081 $  2,861,941
    Ingles Markets, Inc., Class A........................  64,605    1,843,827
    Ingredion, Inc.......................................  28,345    2,806,155
    Inter Parfums, Inc...................................  21,902    1,455,607
    J&J Snack Foods Corp.................................     800      123,480
    John B. Sanfilippo & Son, Inc........................  43,555    2,972,629
*   Landec Corp.......................................... 120,644    1,530,972
    Limoneira Co.........................................  24,533      540,462
    Mannatech, Inc.......................................   7,995      152,065
#   MGP Ingredients, Inc.................................  11,800      847,122
*   Natural Alternatives International, Inc..............  28,421      317,178
#*  Natural Grocers by Vitamin Cottage, Inc..............  51,691      706,099
#   Natural Health Trends Corp...........................   2,037       33,386
*   Nature's Sunshine Products, Inc......................   1,214        9,712
    Oil-Dri Corp. of America.............................  28,763      763,370
*   Pilgrim's Pride Corp.................................   4,890       99,071
#*  Post Holdings, Inc................................... 241,453   22,411,667
    PriceSmart, Inc......................................  19,954    1,222,182
#*  Pyxus International, Inc.............................  28,617      464,454
#   Sanderson Farms, Inc.................................  86,181   10,608,881
    Seaboard Corp........................................   2,639   10,197,545
*   Seneca Foods Corp., Class A..........................  31,621      904,361
*   Seneca Foods Corp., Class B..........................   1,786       51,794
*   Simply Good Foods Co. (The)..........................   6,500      128,635
*   Smart & Final Stores, Inc............................ 140,032      844,393
    SpartanNash Co....................................... 176,056    3,653,162
#   Spectrum Brands Holdings, Inc........................   8,551      477,830
#*  TreeHouse Foods, Inc................................. 171,884   10,031,150
#*  United Natural Foods, Inc............................  67,008      877,805
    Universal Corp....................................... 108,949    6,286,357
*   US Foods Holding Corp................................ 107,173    3,613,874
#   Village Super Market, Inc., Class A..................  35,410      952,175
#   Weis Markets, Inc....................................  73,706    3,576,215
                                                                  ------------
TOTAL CONSUMER STAPLES...................................          158,311,902
                                                                  ------------
ENERGY -- (6.7%)
    Adams Resources & Energy, Inc........................  23,604      935,427
#*  Antero Resources Corp................................ 709,173    7,134,280
*   Apergy Corp..........................................  20,728      696,875
#   Arch Coal, Inc., Class A.............................  43,603    3,842,732
    Archrock, Inc........................................ 162,722    1,536,096
#*  Ardmore Shipping Corp................................  64,990      368,493
*   Aspen Aerogels, Inc..................................  15,482       42,111
*   Barnwell Industries, Inc.............................  21,637       30,517
#*  Bonanza Creek Energy, Inc............................  70,565    1,626,523
#*  Bristow Group, Inc...................................  72,036      236,998
#*  C&J Energy Services, Inc.............................  32,150      516,650
#*  Callon Petroleum Co.................................. 726,274    5,911,870
#*  CARBO Ceramics, Inc..................................  96,900      390,507
#*  Carrizo Oil & Gas, Inc...............................  62,617      768,937
#*  Centennial Resource Development, Inc., Class A....... 418,128    5,506,746
#*  Chaparral Energy, Inc., Class A......................   2,542       19,548
    Cimarex Energy Co....................................  55,655    4,193,048
*   Clean Energy Fuels Corp.............................. 935,344    1,777,154
#*  Cloud Peak Energy, Inc............................... 616,530      230,027
#*  CNX Resources Corp................................... 782,683    9,501,772
*   CONSOL Energy, Inc...................................  97,411    3,461,013
#*  Contango Oil & Gas Co................................  59,175      223,682
    CVR Energy, Inc......................................  10,755      431,813

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
ENERGY -- (Continued)
*   Dawson Geophysical Co................................    57,592 $   225,185
    Delek US Holdings, Inc...............................   279,715   9,093,535
#*  Denbury Resources, Inc............................... 1,101,462   2,235,968
#   DHT Holdings, Inc....................................   343,077   1,389,462
#*  Diamond Offshore Drilling, Inc.......................   616,620   6,739,657
*   Dorian LPG, Ltd......................................   144,256     790,523
#*  Dril-Quip, Inc.......................................    72,755   2,723,947
*   Earthstone Energy, Inc., Class A.....................    26,462     159,566
#   EnLink Midstream LLC.................................   368,341   4,007,550
#   Ensco P.L.C., Class A................................ 1,771,242   7,793,465
*   Era Group, Inc.......................................   167,955   1,582,136
*   Exterran Corp........................................   125,763   2,183,246
#*  Extraction Oil & Gas, Inc............................    63,280     249,323
#*  Forum Energy Technologies, Inc.......................   449,852   2,208,773
#*  Frank's International NV.............................   101,975     580,238
#   GasLog, Ltd..........................................   110,954   1,989,405
*   Geospace Technologies Corp...........................    44,497     668,790
#*  Goodrich Petroleum Corp..............................     1,736      23,748
#   Green Plains, Inc....................................   135,748   1,928,979
*   Gulf Island Fabrication, Inc.........................    51,964     493,138
#*  Gulfport Energy Corp.................................    70,047     587,694
    Hallador Energy Co...................................    53,127     300,964
*   Helix Energy Solutions Group, Inc....................   454,573   3,104,734
    Helmerich & Payne, Inc...............................   295,777  16,560,554
#*  HighPoint Resources Corp.............................   250,186     700,521
    HollyFrontier Corp...................................   409,728  23,084,076
#*  Hornbeck Offshore Services, Inc...................... 1,026,942   1,355,563
#*  Independence Contract Drilling, Inc..................    73,575     251,627
*   International Seaways, Inc...........................    95,135   1,723,846
*   Keane Group, Inc.....................................    74,562     751,585
#*  KLX Energy Services Holdings, Inc....................    77,894   2,029,918
#*  Kosmos Energy, Ltd...................................   214,712   1,101,473
*   Laredo Petroleum, Inc................................   284,716   1,081,921
*   Lonestar Resources US, Inc., Class A.................    43,983     219,915
#   Mammoth Energy Services, Inc.........................    21,071     466,301
#*  Matador Resources Co.................................   233,797   4,559,041
*   Matrix Service Co....................................    34,373     737,301
#*  McDermott International, Inc.........................   386,643   3,410,191
*   Midstates Petroleum Co., Inc.........................    56,759     549,427
*   Mitcham Industries, Inc..............................    59,218     235,688
#   Murphy Oil Corp......................................   599,159  16,386,999
#   Nabors Industries, Ltd...............................   813,466   2,407,859
    NACCO Industries, Inc., Class A......................    24,983     851,421
*   Natural Gas Services Group, Inc......................    74,321   1,227,040
    Navios Maritime Acquisition Corp.....................     1,692       9,069
*   NCS Multistage Holdings, Inc.........................     3,313      18,752
#*  Newpark Resources, Inc...............................   407,016   3,382,303
#*  Noble Corp. P.L.C....................................   787,503   2,598,760
#*  Oasis Petroleum, Inc.................................   798,950   4,809,679
#*  Oceaneering International, Inc.......................   198,354   3,112,174
#*  Oil States International, Inc........................   179,121   3,084,464
*   Overseas Shipholding Group, Inc., Class A............    10,611      19,206
#   Panhandle Oil and Gas, Inc., Class A.................    20,259     324,144
*   Par Pacific Holdings, Inc............................    50,474     820,707
*   Parsley Energy, Inc., Class A........................   486,045   9,030,716
    Patterson-UTI Energy, Inc............................   683,989   8,296,787
    PBF Energy, Inc., Class A............................   378,172  13,848,659
*   PDC Energy, Inc......................................   172,185   5,608,065
    Peabody Energy Corp..................................   286,778  10,237,975

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
ENERGY -- (Continued)
*   Penn Virginia Corp...................................  36,635 $  1,921,872
*   Pioneer Energy Services Corp.........................  66,470       98,376
*   Profire Energy, Inc..................................   5,088        8,497
*   ProPetro Holding Corp................................  10,427      170,377
#*  QEP Resources, Inc................................... 905,808    7,491,032
#   Range Resources Corp................................. 653,849    7,211,954
#*  Renewable Energy Group, Inc.......................... 202,352    5,847,973
*   REX American Resources Corp..........................  42,255    3,081,657
#*  RigNet, Inc.......................................... 113,258    1,513,127
*   Ring Energy, Inc.....................................  59,820      351,742
#*  Rowan Cos. P.L.C., Class A........................... 461,856    5,630,025
*   SandRidge Energy, Inc................................  22,343      185,223
#   Scorpio Tankers, Inc.................................  85,847    1,607,914
*   SEACOR Holdings, Inc.................................  69,262    2,866,754
#*  SEACOR Marine Holdings, Inc..........................  69,646      922,809
#*  Select Energy Services, Inc., Class A................  65,518      556,903
#   SemGroup Corp., Class A.............................. 165,421    2,650,044
#   Ship Finance International, Ltd...................... 137,827    1,675,976
*   SilverBow Resources, Inc.............................  12,603      306,379
    SM Energy Co......................................... 431,191    8,459,967
#*  Southwestern Energy Co............................... 181,603      793,605
#*  SRC Energy, Inc...................................... 479,166    2,357,497
#*  Superior Energy Services, Inc........................       1            4
#*  Talos Energy, Inc....................................  19,931      380,682
#   Targa Resources Corp.................................  40,342    1,735,109
*   TETRA Technologies, Inc.............................. 195,529      416,477
#*  Tidewater, Inc.......................................  13,836      297,751
#*  Transocean, Ltd...................................... 306,365    2,625,548
#*  Unit Corp............................................ 186,079    2,969,821
#*  Whiting Petroleum Corp............................... 284,926    8,157,431
    World Fuel Services Corp............................. 120,365    2,995,885
*   WPX Energy, Inc...................................... 871,535   10,685,019
                                                                  ------------
TOTAL ENERGY.............................................          331,310,002
                                                                  ------------
FINANCIALS -- (26.8%)
    1st Constitution Bancorp.............................   4,837       93,935
    1st Source Corp...................................... 171,041    7,765,261
    Access National Corp.................................  35,526      838,769
    ACNB Corp............................................   2,174       79,134
    Alleghany Corp.......................................   1,573      993,444
*   Allegiance Bancshares, Inc...........................  14,459      519,367
    A-Mark Precious Metals, Inc..........................   3,456       44,824
*   Ambac Financial Group, Inc...........................  27,203      514,681
    American Equity Investment Life Holding Co........... 329,109   10,307,694
    American Financial Group, Inc........................ 177,242   16,907,114
    American National Bankshares, Inc....................  19,344      632,162
    American National Insurance Co.......................  41,466    5,771,653
    American River Bankshares............................   8,728      117,653
    Ameris Bancorp.......................................  97,815    3,712,079
    AMERISAFE, Inc.......................................  70,887    4,211,397
    AmeriServ Financial, Inc.............................  72,711      300,296
    Ames National Corp...................................   2,159       54,277
    Argo Group International Holdings, Ltd............... 205,551   13,718,474
    Arrow Financial Corp.................................  10,070      320,730
    Aspen Insurance Holdings, Ltd........................ 257,098   10,728,700
    Associated Banc-Corp................................. 523,118   11,325,505
#   Associated Capital Group, Inc., Class A..............     264       11,191
    Assurant, Inc........................................ 256,107   24,686,154
#   Assured Guaranty, Ltd................................ 448,331   18,184,305

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    Asta Funding, Inc....................................   6,462 $    27,528
*   Athene Holding, Ltd., Class A........................  64,763   2,778,333
    Atlantic American Corp...............................   9,523      26,188
*   Atlantic Capital Bancshares, Inc.....................  57,849   1,045,910
#*  Atlanticus Holdings Corp.............................  55,958     210,402
*   Atlas Financial Holdings, Inc........................  39,261     349,030
    Auburn National Bancorporation, Inc..................     513      16,703
    Axis Capital Holdings, Ltd........................... 302,382  16,192,556
#*  Axos Financial, Inc.................................. 227,512   6,907,264
#   Banc of California, Inc.............................. 103,062   1,502,644
    BancFirst Corp.......................................  13,309     714,427
#*  Bancorp of New Jersey, Inc...........................     596       8,004
*   Bancorp, Inc. (The).................................. 167,509   1,420,476
#   BancorpSouth Bank.................................... 275,023   8,025,171
    Bank of Commerce Holdings............................  14,524     155,262
    Bank of Marin Bancorp................................  23,781     997,375
    Bank of Princeton (The)..............................     770      22,746
#   Bank OZK............................................. 298,035   9,042,382
    BankFinancial Corp...................................  64,113     961,695
    BankUnited, Inc......................................  61,603   2,082,797
#   Bankwell Financial Group, Inc........................   5,258     151,956
    Banner Corp..........................................  81,286   4,433,338
    Bar Harbor Bankshares................................  40,267     963,589
*   Baycom Corp..........................................  10,560     228,096
    BCB Bancorp, Inc.....................................  16,185     190,012
    Beneficial Bancorp, Inc.............................. 150,439   2,345,344
    Berkshire Hills Bancorp, Inc......................... 115,859   3,157,158
*   Blucora, Inc......................................... 156,597   4,621,177
#   Blue Capital Reinsurance Holdings, Ltd...............  18,127     123,807
    Blue Hills Bancorp, Inc..............................  28,918     683,622
    BOK Financial Corp................................... 127,970  10,635,587
    Boston Private Financial Holdings, Inc............... 233,781   2,711,860
    Bridge Bancorp, Inc..................................  33,558   1,033,251
    Brookline Bancorp, Inc............................... 248,801   3,699,671
    Bryn Mawr Bank Corp..................................  36,857   1,363,340
*   BSB Bancorp, Inc.....................................   5,017     161,848
    C&F Financial Corp...................................   7,197     359,706
    Cadence BanCorp...................................... 188,804   3,540,075
    California First National Bancorp....................  14,758     225,133
#   Cambridge Bancorp....................................     893      67,957
    Camden National Corp.................................  41,906   1,698,031
*   Cannae Holdings, Inc.................................  92,284   1,784,773
    Capital City Bank Group, Inc......................... 105,804   2,539,296
    Capitol Federal Financial, Inc....................... 494,855   6,368,784
    Capstar Financial Holdings, Inc......................   2,208      35,218
    Carolina Financial Corp..............................  29,978   1,037,838
#   Cathay General Bancorp............................... 281,020  10,431,462
    CenterState Banks Corp............................... 114,647   2,843,246
    Central Pacific Financial Corp.......................  38,844   1,112,104
    Central Valley Community Bancorp.....................  10,694     211,420
    Century Bancorp, Inc., Class A.......................   6,589     511,504
    Chemical Financial Corp.............................. 145,825   6,483,379
    Chemung Financial Corp...............................   1,976      82,834
    CIT Group, Inc....................................... 259,041  11,965,104
    Citizens & Northern Corp.............................   9,909     248,419
    Citizens Community Bancorp, Inc......................  32,725     384,519
    Citizens Holding Co..................................   1,122      24,639
#*  Citizens, Inc........................................ 155,198   1,100,354
#   City Holding Co......................................  14,788   1,060,004

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    Civista Bancshares, Inc..............................    11,915 $   223,168
    CNB Financial Corp...................................    14,523     366,996
    CNO Financial Group, Inc............................. 1,201,584  21,484,322
    Codorus Valley Bancorp, Inc..........................     8,229     181,861
    Colony Bankcorp, Inc.................................     4,653      72,959
#   Columbia Banking System, Inc.........................   159,509   5,861,956
#   Community Bank System, Inc...........................   133,267   7,989,357
*   Community Bankers Trust Corp.........................     6,517      48,617
#   Community Financial Corp. (The)......................     2,339      69,117
    Community Trust Bancorp, Inc.........................    51,619   2,096,248
    Community West Bancshares............................    18,755     190,363
    ConnectOne Bancorp, Inc..............................   113,098   2,261,960
*   Consumer Portfolio Services, Inc.....................    84,939     326,166
#*  Cowen, Inc...........................................    66,804   1,080,221
#   Crawford & Co., Class A..............................     1,705      16,317
#*  Customers Bancorp, Inc...............................    36,655     721,004
    CVB Financial Corp...................................    34,390     753,485
    Dime Community Bancshares, Inc.......................   135,995   2,681,821
    DNB Financial Corp...................................       400      14,712
    Donegal Group, Inc., Class A.........................    81,498   1,073,329
    Donegal Group, Inc., Class B.........................     6,421      79,845
*   Donnelley Financial Solutions, Inc...................     5,004      73,259
    E*TRADE Financial Corp...............................    96,269   4,491,912
*   Eagle Bancorp, Inc...................................    21,490   1,179,371
    East West Bancorp, Inc...............................       850      42,772
#*  Elevate Credit, Inc..................................    19,200      85,440
    EMC Insurance Group, Inc.............................   196,319   6,454,969
    Employers Holdings, Inc..............................   100,964   4,277,845
#*  Encore Capital Group, Inc............................    80,657   2,382,608
*   Enova International, Inc.............................    70,042   1,614,468
*   Enstar Group, Ltd....................................    17,246   3,069,788
*   Entegra Financial Corp...............................     2,772      64,754
    Enterprise Bancorp, Inc..............................    11,430     369,761
    Enterprise Financial Services Corp...................    42,119   1,858,711
#*  Equity Bancshares, Inc., Class A.....................    31,609   1,003,586
    ESSA Bancorp, Inc....................................    24,400     367,464
    Evans Bancorp, Inc...................................     9,295     325,325
    Everest Re Group, Ltd................................     5,396   1,181,994
#*  EZCORP, Inc., Class A................................   160,788   1,498,544
    Farmers National Banc Corp...........................    30,337     393,471
    FB Financial Corp....................................     1,700      56,236
    FBL Financial Group, Inc., Class A...................   125,198   8,791,404
    Federal Agricultural Mortgage Corp., Class A.........     2,759     187,681
    Federal Agricultural Mortgage Corp., Class C.........    43,772   3,096,869
    FedNat Holding Co....................................    58,737   1,063,727
    Fidelity Southern Corp...............................    78,881   2,402,715
    Financial Institutions, Inc..........................    49,428   1,325,659
*   First Acceptance Corp................................    90,168     101,890
    First American Financial Corp........................   291,331  14,589,856
    First Bancorp........................................    63,922   2,350,412
    First BanCorp........................................   592,657   6,311,797
    First Bancorp, Inc...................................    21,677     560,784
    First Bancshares, Inc. (The).........................    11,658     377,836
    First Bank...........................................    11,626     130,676
    First Busey Corp.....................................    67,231   1,664,640
    First Business Financial Services, Inc...............    11,592     239,259
    First Choice Bancorp.................................       400       8,644
    First Citizens BancShares, Inc., Class A.............    21,741   8,860,110
    First Commonwealth Financial Corp....................   285,908   3,888,349

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    First Community Bancshares, Inc......................  43,278 $ 1,484,435
    First Community Corp.................................   3,225      66,113
    First Defiance Financial Corp........................  66,636   1,877,802
    First Financial Bancorp.............................. 352,259   9,274,979
    First Financial Corp.................................  45,672   1,894,018
    First Financial Northwest, Inc.......................  86,933   1,317,035
#*  First Foundation, Inc................................  89,942   1,306,857
#   First Horizon National Corp.......................... 612,835   8,996,418
    First Internet Bancorp...............................  12,998     259,960
    First Interstate BancSystem, Inc., Class A........... 121,991   4,747,890
    First Merchants Corp................................. 165,434   6,059,847
    First Mid-Illinois Bancshares, Inc...................  10,267     334,499
    First Midwest Bancorp, Inc........................... 407,974   8,983,587
    First Northwest Bancorp..............................   7,168     109,455
    First of Long Island Corp. (The).....................  28,899     598,787
#   First Savings Financial Group, Inc...................     426      21,355
    First United Corp....................................   7,060     114,372
    FirstCash, Inc.......................................  96,993   7,995,133
*   Flagstar Bancorp, Inc................................ 189,364   5,841,879
    Flushing Financial Corp.............................. 119,416   2,648,647
#   FNB Corp............................................. 877,164  10,218,961
#*  Franklin Financial Network, Inc......................  35,837   1,142,125
    FS Bancorp, Inc......................................   2,794     135,649
#   Fulton Financial Corp................................ 616,277   9,891,246
#   GAIN Capital Holdings, Inc...........................  29,796     192,780
    GAMCO Investors, Inc., Class A.......................  28,883     576,216
*   Genworth Financial, Inc., Class A....................  20,742     100,391
    German American Bancorp, Inc.........................  93,044   2,721,537
    Glacier Bancorp, Inc.................................  85,168   3,592,386
    Global Indemnity, Ltd................................  60,021   1,974,691
    Great Southern Bancorp, Inc..........................  37,966   2,025,106
    Great Western Bancorp, Inc........................... 166,365   5,871,021
*   Green Dot Corp., Class A.............................  45,505   3,368,280
#*  Greenlight Capital Re, Ltd., Class A.................  65,389     678,084
    Guaranty Bancshares, Inc.............................   2,723      81,690
    Guaranty Federal Bancshares, Inc.....................  14,051     316,148
*   Hallmark Financial Services, Inc.....................  62,597     607,191
    Hancock Whitney Corp................................. 226,941   9,322,736
    Hanmi Financial Corp................................. 151,284   3,317,658
    Hanover Insurance Group, Inc. (The).................. 140,426  16,014,181
*   HarborOne Bancorp, Inc...............................  13,399     203,397
#   Hawthorn Bancshares, Inc.............................  13,853     316,680
#   HCI Group, Inc.......................................  32,155   1,523,504
#   Heartland Financial USA, Inc.........................  35,119   1,592,998
    Heritage Commerce Corp............................... 113,213   1,502,337
    Heritage Financial Corp..............................  62,129   1,924,756
    Heritage Insurance Holdings, Inc.....................  28,791     418,045
    Hilltop Holdings, Inc................................ 306,847   5,649,053
    Hingham Institution for Savings......................   1,599     295,655
*   HMN Financial, Inc...................................  17,795     353,943
    Home Bancorp, Inc....................................   8,086     285,921
    Home BancShares, Inc.................................   4,012      73,460
*   HomeStreet, Inc......................................  71,609   1,752,272
    HomeTrust Bancshares, Inc............................  21,623     583,821
    Hope Bancorp, Inc.................................... 406,351   5,814,883
    HopFed Bancorp, Inc..................................  27,899     547,378
    Horace Mann Educators Corp........................... 226,292   9,425,062
    Horizon Bancorp, Inc.................................  74,958   1,209,822
#*  Howard Bancorp, Inc..................................   6,143      78,815

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    IBERIABANK Corp......................................   155,079 $11,458,787
#   Independence Holding Co..............................     3,273     117,042
#   Independent Bank Corp................................    66,966   5,342,547
    Independent Bank Corp................................    43,229     957,955
    Independent Bank Group, Inc..........................    19,152   1,010,460
    Interactive Brokers Group, Inc., Class A.............     1,413      71,215
    International Bancshares Corp........................   231,738   8,219,747
*   INTL. FCStone, Inc...................................    41,104   1,571,406
    Invesco, Ltd.........................................   531,405   9,682,199
    Investar Holding Corp................................     3,508      80,894
    Investment Technology Group, Inc.....................    98,888   2,992,351
    Investors Bancorp, Inc............................... 1,018,008  12,358,617
    Investors Title Co...................................     7,512   1,297,548
    James River Group Holdings, Ltd......................     1,800      69,426
#   Janus Henderson Group P.L.C..........................   424,276   9,261,945
    Jefferies Financial Group, Inc.......................    14,822     308,446
#   Kearny Financial Corp................................   268,141   3,442,930
    Kemper Corp..........................................   247,151  18,580,812
    Kentucky First Federal Bancorp.......................       496       3,844
    Kingstone Cos., Inc..................................    17,137     281,904
    Ladenburg Thalmann Financial Services, Inc...........    17,957      51,716
    Lake Shore Bancorp, Inc..............................     1,066      17,056
    Lakeland Bancorp, Inc................................   160,777   2,516,160
    Lakeland Financial Corp..............................    32,815   1,477,659
    Landmark Bancorp, Inc................................     3,267      75,337
    LCNB Corp............................................       770      12,705
    LegacyTexas Financial Group, Inc.....................   116,055   4,623,631
    Legg Mason, Inc......................................   367,311  10,945,868
#*  LendingClub Corp.....................................   517,905   1,652,117
    Level One Bancorp, Inc...............................       507      12,320
#   Live Oak Bancshares, Inc.............................    43,308     601,981
    Macatawa Bank Corp...................................    84,697     826,643
    Mackinac Financial Corp..............................    18,725     294,919
*   Magyar Bancorp, Inc..................................     6,751      79,324
*   Malvern Bancorp, Inc.................................     4,264      89,203
    Marlin Business Services Corp........................    62,483   1,386,498
    MB Financial, Inc....................................   211,303   9,377,627
#*  MBIA, Inc............................................   382,403   3,674,893
    MBT Financial Corp...................................    61,021     610,820
    Mercantile Bank Corp.................................    47,119   1,564,351
#   Merchants Bancorp....................................     1,703      33,328
#   Mercury General Corp.................................    25,567   1,321,814
    Meridian Bancorp, Inc................................   131,046   2,075,113
    Meta Financial Group, Inc............................    96,283   2,267,465
*   MGIC Investment Corp.................................   394,009   4,917,232
#   Mid Penn Bancorp, Inc................................       262       6,065
    Middlefield Banc Corp................................       967      41,349
    Midland States Bancorp, Inc..........................    13,610     328,137
#   MidSouth Bancorp, Inc................................    52,510     599,664
    MidWestOne Financial Group, Inc......................    18,455     511,388
#*  Mr Cooper Group, Inc.................................    69,944   1,076,438
    MSB Financial Corp...................................     3,419      60,687
    MutualFirst Financial, Inc...........................    19,402     562,658
    MVB Financial Corp...................................       914      15,392
    National Bank Holdings Corp., Class A................    65,744   2,101,178
#   National Bankshares, Inc.............................       658      22,852
*   National Commerce Corp...............................    28,732   1,169,823
    National General Holdings Corp.......................   150,245   3,628,417
    National Security Group, Inc. (The)..................       193       2,316

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
    National Western Life Group, Inc., Class A...........     7,347 $ 2,228,345
    Navient Corp.........................................   686,695   7,828,323
    Navigators Group, Inc. (The).........................   153,512  10,715,138
#   NBT Bancorp, Inc.....................................    74,786   2,663,877
    Nelnet, Inc., Class A................................   115,896   6,096,130
#   New York Community Bancorp, Inc......................   852,218   9,902,773
>>  NewStar Financial, Inc...............................   159,703      31,094
*   NI Holdings, Inc.....................................     1,683      25,245
*   Nicholas Financial, Inc..............................    23,562     247,872
*   Nicolet Bankshares, Inc..............................     7,646     418,160
#*  NMI Holdings, Inc., Class A..........................   113,071   2,487,562
#   Northeast Bancorp....................................     8,645     170,479
#   Northfield Bancorp, Inc..............................   156,297   2,236,610
    Northrim BanCorp, Inc................................    28,380     940,229
#   Northwest Bancshares, Inc............................   305,415   5,387,521
    Norwood Financial Corp...............................     4,180     122,558
    OceanFirst Financial Corp............................   125,711   3,018,321
    OFG Bancorp..........................................   150,704   2,920,644
    Ohio Valley Banc Corp................................     1,614      57,910
    Old Line Bancshares, Inc.............................    16,246     438,804
#   Old National Bancorp.................................   535,363   8,640,759
    Old Republic International Corp......................   885,765  17,848,165
    Old Second Bancorp, Inc..............................    87,137   1,222,532
*   On Deck Capital, Inc.................................   103,086     775,207
*   OneMain Holdings, Inc................................   224,131   6,699,276
    Oppenheimer Holdings, Inc., Class A..................    12,633     340,207
    Opus Bank............................................    98,460   2,057,814
#   Oritani Financial Corp...............................   166,436   2,806,111
    Orrstown Financial Services, Inc.....................     1,931      36,361
*   Pacific Mercantile Bancorp...........................    38,847     305,337
*   Pacific Premier Bancorp, Inc.........................    76,888   2,287,418
    PacWest Bancorp......................................   340,344  13,133,875
    Park National Corp...................................       200      18,804
    Parke Bancorp, Inc...................................     3,088      60,587
    PCSB Financial Corp..................................     1,332      27,053
    Peapack Gladstone Financial Corp.....................    54,763   1,461,624
    Penns Woods Bancorp, Inc.............................     4,364     154,180
    Peoples Bancorp of North Carolina, Inc...............     5,107     132,782
    Peoples Bancorp, Inc.................................    63,799   2,041,568
    Peoples Financial Services Corp......................     1,342      55,344
#   People's United Financial, Inc....................... 1,304,473  21,367,268
    People's Utah Bancorp................................     8,154     239,728
#   Pinnacle Financial Partners, Inc.....................   195,731  10,524,456
    Piper Jaffray Cos....................................    43,069   2,973,053
    Popular, Inc.........................................   280,181  15,300,684
#*  PRA Group, Inc.......................................   116,010   3,423,455
    Preferred Bank.......................................    24,689   1,149,520
    Premier Financial Bancorp, Inc.......................    28,972     413,430
    Primerica, Inc.......................................     3,497     392,958
    ProAssurance Corp....................................    93,938   4,007,395
#   Prosperity Bancshares, Inc...........................   202,126  14,379,244
    Protective Insurance Corp., Class A..................       276       5,175
    Protective Insurance Corp., Class B..................    43,751     806,331
#*  Provident Bancorp, Inc...............................       515      11,644
    Provident Financial Holdings, Inc....................    26,149     444,533
#   Provident Financial Services, Inc....................   227,791   5,628,716
    Prudential Bancorp, Inc..............................     2,664      48,591
    QCR Holdings, Inc....................................    35,866   1,228,769
    Radian Group, Inc....................................   439,207   8,450,343

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    RBB Bancorp..........................................   5,737 $   106,995
*   Regional Management Corp.............................  25,317     695,711
    Reinsurance Group of America, Inc.................... 170,010  24,557,944
    RenaissanceRe Holdings, Ltd.......................... 108,094  14,920,215
    Renasant Corp........................................ 148,840   5,286,797
    Republic Bancorp, Inc., Class A......................  20,175     841,096
*   Republic First Bancorp, Inc..........................  14,742      86,978
    Riverview Bancorp, Inc...............................  43,494     324,030
#   S&T Bancorp, Inc.....................................  87,232   3,351,453
#*  Safeguard Scientifics, Inc...........................   5,729      54,368
    Safety Insurance Group, Inc..........................  70,391   5,793,883
    Salisbury Bancorp, Inc...............................     490      19,737
    Sandy Spring Bancorp, Inc............................ 121,260   3,954,289
#   Santander Consumer USA Holdings, Inc................. 575,189  10,963,102
    SB Financial Group, Inc..............................   1,320      24,182
#   SB One Bancorp.......................................  12,995     284,591
*   Seacoast Banking Corp. of Florida....................  64,429   1,773,086
*   Security National Financial Corp., Class A...........  11,819      62,403
*   Select Bancorp, Inc..................................   8,275     100,128
    Selective Insurance Group, Inc....................... 221,700  13,505,964
    Shore Bancshares, Inc................................  15,288     227,791
    SI Financial Group, Inc..............................  22,441     289,040
    Sierra Bancorp.......................................  29,407     782,226
    Signature Bank.......................................  54,587   6,949,471
    Simmons First National Corp., Class A................ 364,352   9,014,068
*   SLM Corp.............................................  98,617   1,056,188
*   SmartFinancial, Inc..................................   8,130     156,909
    South State Corp.....................................  94,171   6,248,246
*   Southern First Bancshares, Inc.......................  18,737     674,345
    Southern Missouri Bancorp, Inc.......................   7,935     279,391
    Southern National Bancorp of Virginia, Inc...........  20,403     307,677
#   Southside Bancshares, Inc............................  54,601   1,801,287
    Southwest Georgia Financial Corp.....................     731      16,053
    State Auto Financial Corp............................ 144,548   4,914,632
#   Sterling Bancorp..................................... 631,593  12,151,849
    Sterling Bancorp, Inc................................   2,662      22,893
    Stewart Information Services Corp....................  76,617   3,405,626
    Stifel Financial Corp................................ 139,488   6,677,291
    Stock Yards Bancorp, Inc.............................   9,234     319,219
    Summit Financial Group, Inc..........................   9,203     216,547
    Synovus Financial Corp............................... 373,619  13,233,585
    TCF Financial Corp................................... 534,790  11,850,946
    Territorial Bancorp, Inc.............................  21,403     590,295
*   Texas Capital Bancshares, Inc........................  99,950   5,824,087
*   Third Point Reinsurance, Ltd.........................  77,931     819,055
    Timberland Bancorp, Inc..............................  52,391   1,473,235
    Tiptree, Inc......................................... 144,550     860,073
#   Tompkins Financial Corp..............................  14,598   1,073,537
    Towne Bank........................................... 165,102   4,286,048
    TriCo Bancshares.....................................  54,595   2,059,323
#*  TriState Capital Holdings, Inc.......................  55,749   1,135,050
#*  Triumph Bancorp, Inc.................................   6,826     207,920
#   TrustCo Bank Corp. NY................................ 253,572   1,967,719
#   Trustmark Corp....................................... 305,821   9,642,536
    Two River Bancorp....................................   1,206      19,441
    UMB Financial Corp...................................  25,764   1,658,171
    Umpqua Holdings Corp................................. 788,597  13,942,395
*   Unico American Corp..................................  35,600     224,102
    Union Bankshares Corp................................ 218,358   6,891,378

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                          ------- --------------
FINANCIALS -- (Continued)
    United Bancshares, Inc...............................     590 $       13,269
#   United Bankshares, Inc............................... 205,991      7,285,902
    United Community Banks, Inc.......................... 201,739      5,188,727
    United Community Financial Corp...................... 164,374      1,558,266
    United Financial Bancorp, Inc........................ 180,217      2,669,014
#   United Fire Group, Inc............................... 102,097      5,309,044
#   United Insurance Holdings Corp.......................  36,837        601,180
    United Security Bancshares...........................   1,687         17,309
    Unity Bancorp, Inc...................................  30,640        606,978
    Universal Insurance Holdings, Inc....................  49,436      1,864,726
    Univest Financial Corp...............................  88,528      2,079,523
    Unum Group........................................... 458,121     15,924,286
#   Valley National Bancorp.............................. 706,308      7,140,774
#*  Veritex Holdings, Inc................................  54,209      1,434,370
*   Victory Capital Holdings, Inc., Class A..............  11,262        122,756
#   Virtus Investment Partners, Inc......................  21,389      1,924,368
    Voya Financial, Inc.................................. 231,242     10,736,566
#   Waddell & Reed Financial, Inc., Class A..............  76,694      1,313,001
    Walker & Dunlop, Inc.................................  89,820      4,317,647
    Washington Federal, Inc.............................. 326,323      9,492,736
    Washington Trust Bancorp, Inc........................  17,053        887,438
    Waterstone Financial, Inc............................  72,714      1,141,610
    Webster Financial Corp............................... 209,439     11,284,573
    WesBanco, Inc........................................ 204,884      8,320,339
    West Bancorporation, Inc.............................  90,568      1,950,835
*   Western Alliance Bancorp.............................  48,874      2,164,141
    Western New England Bancorp, Inc..................... 123,591      1,143,217
    Westwood Holdings Group, Inc.........................   5,904        216,204
    White Mountains Insurance Group, Ltd.................   3,755      3,355,393
    Wintrust Financial Corp.............................. 182,739     13,000,052
*   World Acceptance Corp................................   3,555        368,618
#   WR Berkley Corp...................................... 216,038     16,611,162
#   WSFS Financial Corp..................................  33,261      1,402,616
    WVS Financial Corp...................................   1,304         20,238
#   Zions Bancorp NA..................................... 374,079     17,802,420
                                                                  --------------
TOTAL FINANCIALS.........................................          1,314,742,510
                                                                  --------------
HEALTH CARE -- (4.1%)
#*  Acadia Healthcare Co., Inc........................... 260,633      7,130,919
    Aceto Corp...........................................  14,680         17,763
#*  Achillion Pharmaceuticals, Inc.......................  88,364        193,517
#*  Acorda Therapeutics, Inc............................. 191,372      3,182,516
*   Addus HomeCare Corp..................................  57,812      3,477,392
*   Aduro Biotech, Inc...................................  19,116         56,966
#*  Adverum Biotechnologies, Inc.........................  86,143        273,935
#*  Aeglea BioTherapeutics, Inc..........................  12,397        113,309
*   Akorn, Inc........................................... 241,532        908,160
#*  Allscripts Healthcare Solutions, Inc................. 284,678      3,356,354
#*  Altimmune, Inc.......................................  15,661         49,959
*   Amedisys, Inc........................................  15,864      2,080,722
*   American Shared Hospital Services....................   8,624         21,646
#*  AMN Healthcare Services, Inc.........................  35,119      2,275,360
#*  Amneal Pharmaceuticals, Inc..........................  18,359        225,449
*   Amphastar Pharmaceuticals, Inc.......................  65,811      1,497,858
*   AngioDynamics, Inc................................... 103,539      2,184,673
#*  Anika Therapeutics, Inc..............................  57,892      2,199,317
*   Applied Genetic Technologies Corp....................  76,340        225,966
*   Aptevo Therapeutics, Inc.............................  86,019        137,630
*   Aquinox Pharmaceuticals, Inc.........................  47,071        108,263

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTH CARE -- (Continued)
#*  Aravive, Inc.........................................   2,023 $     8,132
*   Ardelyx, Inc.........................................  11,690      24,549
#*  Assertio Therapeutics, Inc...........................  87,564     390,535
*   Avanos Medical, Inc..................................  90,230   4,109,976
*   Bio-Rad Laboratories, Inc., Class A..................  10,949   2,735,827
*   BioTelemetry, Inc....................................   9,585     688,395
*   Brookdale Senior Living, Inc......................... 420,640   3,428,216
*   Caladrius Biosciences, Inc...........................   2,602      12,672
*   Calithera Biosciences, Inc........................... 101,615     453,203
#*  Cambrex Corp.........................................  93,143   4,065,692
    Cantel Medical Corp..................................   3,078     250,611
#*  Capital Senior Living Corp........................... 103,586     721,994
*   Catalyst Biosciences, Inc............................  60,939     535,654
*   Chimerix, Inc........................................ 209,189     487,410
*   Civitas Solutions, Inc...............................   6,536     115,883
#*  Community Health Systems, Inc........................ 106,131     418,156
    CONMED Corp.......................................... 121,600   8,554,560
*   Corvus Pharmaceuticals, Inc..........................     100         399
*   Cross Country Healthcare, Inc........................  81,085     780,849
*   CryoLife, Inc........................................  62,120   1,733,769
#*  Cumberland Pharmaceuticals, Inc......................  79,757     426,700
#*  Cutera, Inc..........................................  14,665     210,589
#*  Dermira, Inc.........................................  40,324     266,138
    Digirad Corp.........................................  50,370      35,536
#*  Diplomat Pharmacy, Inc............................... 102,252   1,482,654
*   Electromed, Inc......................................  22,812     129,689
*   Emergent BioSolutions, Inc...........................  51,907   3,238,478
*   Enanta Pharmaceuticals, Inc..........................  16,058   1,275,487
    Ensign Group, Inc. (The).............................  17,389     757,639
#*  Enzo Biochem, Inc.................................... 393,665   1,480,180
#*  Evolent Health, Inc., Class A........................ 233,187   4,122,746
#*  Five Prime Therapeutics, Inc......................... 163,965   1,844,606
*   FONAR Corp...........................................  17,708     391,347
*   Haemonetics Corp.....................................   3,707     366,659
*   Harvard Bioscience, Inc.............................. 138,050     473,512
    HealthStream, Inc....................................  61,305   1,542,434
*   HMS Holdings Corp....................................  53,878   1,615,801
*   Horizon Pharma P.L.C................................. 269,015   5,781,132
*   Idera Pharmaceuticals, Inc...........................   5,109      12,926
*   Integer Holdings Corp................................ 126,414  10,238,270
#*  Intra-Cellular Therapies, Inc........................  40,691     489,920
#*  IntriCon Corp........................................  14,744     382,164
*   IRIDEX Corp..........................................  59,537     281,610
*   Jounce Therapeutics, Inc.............................  21,175      88,723
    Kewaunee Scientific Corp.............................  11,719     377,352
*   Kindred Biosciences, Inc............................. 119,150   1,173,627
#*  Lannett Co., Inc.....................................  40,573     302,675
#   LeMaitre Vascular, Inc...............................  43,582   1,038,995
#*  LHC Group, Inc.......................................  92,968   9,829,507
*   LivaNova P.L.C.......................................   4,118     380,174
    Luminex Corp.........................................  26,208     730,941
#*  Magellan Health, Inc.................................  76,461   4,982,199
#*  Mallinckrodt P.L.C................................... 533,213  11,656,036
*   MEDNAX, Inc.......................................... 182,363   6,585,128
#*  Melinta Therapeutics, Inc............................ 101,797      85,937
#*  Merit Medical Systems, Inc...........................  78,659   4,446,593
#*  Merrimack Pharmaceuticals, Inc.......................  88,063     488,750
*   Micron Solutions, Inc................................   1,132       2,830
    Millendo Therapeutics, Inc...........................       6          64

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
HEALTH CARE -- (Continued)
*   Minerva Neurosciences, Inc...........................  19,861 $    130,685
#*  Miragen Therapeutics, Inc............................   4,404       12,595
#*  Mirati Therapeutics, Inc.............................   5,371      354,916
#*  Misonix, Inc.........................................  28,468      553,703
*   Myriad Genetics, Inc.................................  78,159    2,203,302
    National HealthCare Corp.............................  29,307    2,354,231
#*  Natus Medical, Inc...................................  80,863    2,728,318
*   Nuvectra Corp........................................  14,810      207,340
*   Omnicell, Inc........................................  59,784    3,893,732
*   Ophthotech Corp......................................  50,228       63,287
*   OraSure Technologies, Inc............................  80,222    1,030,853
*   Orthofix Medical, Inc................................  24,011    1,299,235
*   Otonomy, Inc......................................... 638,924    1,297,016
#   Owens & Minor, Inc................................... 254,719    1,928,223
#   Patterson Cos., Inc.................................. 231,430    5,158,575
#*  PDL BioPharma, Inc................................... 741,020    2,356,444
    Perrigo Co. P.L.C.................................... 160,258    7,443,984
*   Pfenex, Inc..........................................  26,611      104,847
#*  Prestige Consumer Healthcare, Inc.................... 192,567    5,376,471
*   Protagonist Therapeutics, Inc........................  23,049      187,849
#*  Prothena Corp. P.L.C.................................  61,998      728,476
*   Providence Service Corp. (The).......................  44,435    2,850,061
#*  Quorum Health Corp...................................  78,384      229,665
#*  Repligen Corp........................................  11,884      677,507
#*  RTI Surgical, Inc.................................... 410,356    1,801,463
*   SeaSpine Holdings Corp...............................  28,544      436,438
*   Select Medical Holdings Corp......................... 266,733    4,166,369
*   Sienna Biopharmaceuticals, Inc.......................   4,600       12,328
#*  Spectrum Pharmaceuticals, Inc........................  27,063      303,106
*   Stemline Therapeutics, Inc...........................   3,451       38,168
*   Surface Oncology, Inc................................   2,149       12,357
#*  Surgery Partners, Inc................................   7,065       92,410
*   Surmodics, Inc.......................................   5,931      339,668
#*  Syneos Health, Inc...................................  89,135    4,549,450
#*  Synlogic, Inc........................................   4,939       39,907
#*  Tetraphase Pharmaceuticals, Inc...................... 192,675      236,990
#*  Tivity Health, Inc...................................  67,256    1,497,119
*   Tonix Pharmaceuticals Holding Corp...................   5,583       10,831
#*  Triple-S Management Corp., Class B...................  58,304    1,175,409
#   Utah Medical Products, Inc...........................   1,047       98,355
#*  Varex Imaging Corp...................................  29,144      830,313
*   WellCare Health Plans, Inc...........................   8,991    2,485,832
#*  Zafgen, Inc..........................................  45,979      204,147
                                                                  ------------
TOTAL HEALTH CARE........................................          199,751,879
                                                                  ------------
INDUSTRIALS -- (18.6%)
    AAR Corp............................................. 153,489    5,783,466
#   ABM Industries, Inc.................................. 293,244   10,026,012
*   Acacia Research Corp.................................  97,014      294,923
    ACCO Brands Corp..................................... 258,640    2,283,791
#   Acme United Corp.....................................   5,282       88,262
#   Actuant Corp., Class A...............................  58,352    1,335,677
    Acuity Brands, Inc...................................     370       44,737
*   Advanced Disposal Services, Inc......................  12,733      320,872
#*  AECOM................................................ 587,569   17,985,487
*   Aegion Corp..........................................  85,783    1,556,961
*   AeroCentury Corp.....................................   6,545       65,777
#*  Aerovironment, Inc...................................  77,552    6,022,688
    AGCO Corp............................................ 273,209   17,540,018

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
    Air Lease Corp....................................... 350,048 $13,280,821
*   Air Transport Services Group, Inc.................... 120,742   2,867,622
    Alamo Group, Inc.....................................  62,459   5,379,594
    Alaska Air Group, Inc................................  56,290   3,599,745
    Albany International Corp., Class A..................  72,670   4,989,522
    Allied Motion Technologies, Inc......................  10,614     447,486
    Altra Industrial Motion Corp.........................  64,225   1,965,927
    AMERCO...............................................  64,113  23,251,221
*   Ameresco, Inc., Class A..............................  57,237     854,548
#*  American Superconductor Corp.........................   8,997     117,591
#*  American Woodmark Corp...............................  13,317     931,524
*   AMREP Corp...........................................   8,943      56,251
#   Apogee Enterprises, Inc.............................. 111,923   3,813,217
    Applied Industrial Technologies, Inc................. 101,974   6,017,486
*   ARC Document Solutions, Inc.......................... 392,714     954,295
#   ArcBest Corp.........................................  89,090   3,351,566
    Arconic, Inc.........................................  59,287   1,115,781
    Arcosa, Inc.......................................... 212,350   6,249,460
#   Argan, Inc...........................................  57,590   2,431,450
*   Armstrong Flooring, Inc..............................  94,189   1,273,435
*   Arotech Corp.........................................  88,148     304,111
*   ASGN, Inc............................................ 152,272   9,591,613
    Astec Industries, Inc................................  61,719   2,284,837
*   Atlas Air Worldwide Holdings, Inc....................  80,749   4,297,462
#*  Avalon Holdings Corp., Class A.......................   3,700      10,582
    AZZ, Inc.............................................  16,277     728,396
#*  Babcock & Wilcox Enterprises, Inc....................  11,216       6,585
    Barnes Group, Inc.................................... 135,925   8,030,449
    Barrett Business Services, Inc.......................   9,363     586,592
#*  Beacon Roofing Supply, Inc........................... 222,319   8,076,849
*   BMC Stock Holdings, Inc.............................. 113,851   1,953,683
    Brady Corp., Class A.................................  78,318   3,501,598
    Briggs & Stratton Corp............................... 184,751   2,379,593
*   Broadwind Energy, Inc................................  16,100      24,150
*   Builders FirstSource, Inc............................  41,774     552,252
*   CAI International, Inc............................... 101,847   2,527,843
*   CBIZ, Inc............................................ 175,900   3,447,640
#*  CECO Environmental Corp..............................  92,208     634,391
#*  Celadon Group, Inc...................................  19,456      32,297
*   Chart Industries, Inc................................ 144,806  10,817,008
    Chicago Rivet & Machine Co...........................   1,983      55,885
#*  CIRCOR International, Inc............................  59,476   1,644,511
*   Civeo Corp...........................................  38,585      97,620
*   Clean Harbors, Inc................................... 118,511   7,017,036
#*  Colfax Corp.......................................... 292,029   7,227,718
    Columbus McKinnon Corp...............................  68,989   2,497,402
    Comfort Systems USA, Inc.............................  47,713   2,288,793
*   Commercial Vehicle Group, Inc........................  80,072     598,138
    CompX International, Inc.............................   5,744      81,909
*   Continental Building Products, Inc...................  14,078     370,815
*   Continental Materials Corp...........................   1,419      21,157
    Copa Holdings SA, Class A............................   6,502     616,715
    Costamare, Inc....................................... 183,844     933,928
    Covanta Holding Corp.................................   4,855      78,165
*   Covenant Transportation Group, Inc., Class A.........  76,284   1,798,777
*   CPI Aerostructures, Inc..............................  75,406     528,596
    CRA International, Inc...............................  29,637   1,237,048
    Crane Co.............................................   6,758     559,292
*   CSW Industrials, Inc.................................  30,288   1,564,375

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
    Cubic Corp...........................................  32,588 $ 2,094,431
    Curtiss-Wright Corp..................................  97,769  11,098,737
    Deluxe Corp..........................................  36,676   1,722,672
    DMC Global, Inc......................................  16,522     570,339
    Douglas Dynamics, Inc................................  70,291   2,488,301
*   Ducommun, Inc........................................  41,557   1,636,099
*   DXP Enterprises, Inc.................................  67,928   2,235,510
*   Dycom Industries, Inc................................  33,311   1,933,704
#*  Eagle Bulk Shipping, Inc.............................  72,832     299,340
    Eastern Co. (The)....................................  33,047     898,217
*   Echo Global Logistics, Inc........................... 127,432   3,027,784
    Ecology and Environment, Inc., Class A...............   7,348      84,722
#   EMCOR Group, Inc.....................................  20,058   1,308,383
    Encore Wire Corp..................................... 116,478   6,278,164
    EnerSys..............................................  85,269   7,270,035
    Ennis, Inc...........................................  94,663   1,878,114
    EnPro Industries, Inc................................  57,985   3,829,909
    ESCO Technologies, Inc...............................  72,124   4,695,994
    Espey Manufacturing & Electronics Corp...............  13,355     346,530
*   Esterline Technologies Corp.......................... 115,595  14,067,911
    Federal Signal Corp.................................. 307,078   6,749,574
    Forward Air Corp.....................................  16,501     965,804
*   Franklin Covey Co....................................  86,487   2,106,823
    Franklin Electric Co., Inc...........................  25,305   1,209,073
#*  FreightCar America, Inc..............................  21,167     150,709
*   FTI Consulting, Inc.................................. 144,771   9,890,755
#   GATX Corp............................................ 197,842  14,972,683
*   Genco Shipping & Trading, Ltd........................  49,081     361,727
*   Gencor Industries, Inc...............................  49,396     684,629
#*  Genesee & Wyoming, Inc., Class A..................... 209,015  16,411,858
*   Gibraltar Industries, Inc............................ 148,815   5,305,255
*   GMS, Inc.............................................  62,190   1,177,257
#*  Goldfield Corp. (The)................................  67,489     184,245
    Gorman-Rupp Co. (The)................................ 137,220   4,740,951
*   GP Strategies Corp................................... 108,016   1,624,561
    Graham Corp..........................................  18,313     410,211
#   Granite Construction, Inc............................ 158,137   6,834,681
*   Great Lakes Dredge & Dock Corp....................... 182,504   1,290,303
#   Greenbrier Cos., Inc. (The).......................... 116,559   4,943,267
    Griffon Corp......................................... 250,012   3,977,691
    H&E Equipment Services, Inc..........................  65,215   1,745,806
#   Hawaiian Holdings, Inc............................... 143,818   4,605,052
#*  HC2 Holdings, Inc....................................  10,500      35,805
    Heidrick & Struggles International, Inc..............  73,557   2,431,059
*   Herc Holdings, Inc...................................  22,408     830,216
*   Heritage-Crystal Clean, Inc..........................  41,140   1,053,184
#*  Hertz Global Holdings, Inc........................... 163,778   2,717,077
#*  Hill International, Inc..............................   7,134      24,113
*   Houston Wire & Cable Co..............................  16,754     105,048
*   Hub Group, Inc., Class A............................. 110,401   4,913,948
*   Hudson Global, Inc...................................   7,943      11,597
    Hurco Cos., Inc......................................  33,696   1,292,242
*   Huron Consulting Group, Inc..........................  97,248   4,701,941
    Hyster-Yale Materials Handling, Inc..................  48,502   3,375,254
    ICF International, Inc...............................  59,420   3,916,966
*   IES Holdings, Inc....................................   1,429      23,921
*   InnerWorkings, Inc................................... 275,802   1,265,931
*   Innovative Solutions & Support, Inc..................   5,621      12,029
    Insteel Industries, Inc.............................. 100,166   2,212,667

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
    Interface, Inc.......................................  24,460 $   401,389
    ITT, Inc.............................................  69,913   3,674,627
    Jacobs Engineering Group, Inc........................ 373,115  24,177,852
*   JELD-WEN Holding, Inc................................  61,987   1,105,848
*   JetBlue Airways Corp................................. 995,520  17,909,405
    Kadant, Inc..........................................  57,227   4,881,463
#   Kaman Corp...........................................  72,218   4,269,528
    KAR Auction Services, Inc............................     466      24,237
    KBR, Inc............................................. 363,381   6,250,153
    Kelly Services, Inc., Class A........................ 106,248   2,379,955
#   Kennametal, Inc......................................  68,587   2,577,499
#*  KeyW Holding Corp. (The)............................. 242,753   1,742,967
    Kforce, Inc..........................................   1,297      42,555
    Kimball International, Inc., Class B................. 137,692   1,945,588
#*  Kirby Corp........................................... 189,466  14,192,898
#   Knight-Swift Transportation Holdings, Inc............ 273,321   8,677,942
    Korn/Ferry International............................. 202,075   9,214,620
#*  Kratos Defense & Security Solutions, Inc.............  78,261   1,212,263
*   Lawson Products, Inc.................................  26,425     782,180
*   LB Foster Co., Class A...............................  59,263   1,059,030
*   Limbach Holdings, Inc................................   6,943      39,228
#   LSC Communications, Inc..............................   1,349      10,698
    LSI Industries, Inc..................................  20,945      68,490
#*  Lydall, Inc.......................................... 102,737   2,724,585
#   Macquarie Infrastructure Corp........................  97,377   4,203,765
*   Manitex International, Inc...........................   3,226      22,614
#*  Manitowoc Co., Inc. (The)............................ 121,620   1,851,056
    ManpowerGroup, Inc...................................  93,355   7,377,846
    Marten Transport, Ltd................................ 346,851   6,711,567
*   Masonite International Corp..........................  22,275   1,274,130
#*  MasTec, Inc.......................................... 222,715   9,884,092
*   Mastech Digital, Inc.................................   2,816      21,824
    Matson, Inc.......................................... 178,811   5,991,957
#   Matthews International Corp., Class A................  82,345   3,663,529
    McGrath RentCorp.....................................  70,821   3,569,378
#*  Mercury Systems, Inc.................................  94,706   5,552,613
*   Milacron Holdings Corp...............................  40,231     557,602
    Miller Industries, Inc...............................  59,589   1,790,649
*   Mistras Group, Inc...................................  62,669     921,861
    Mobile Mini, Inc..................................... 198,332   7,494,966
    Moog, Inc., Class A..................................  62,431   5,585,702
#*  MRC Global, Inc...................................... 186,427   2,911,990
#   Mueller Industries, Inc.............................. 133,910   3,469,608
    Mueller Water Products, Inc., Class A................ 285,621   2,821,935
#   Multi-Color Corp.....................................  56,761   2,642,225
*   MYR Group, Inc.......................................  70,755   2,155,905
#   National Presto Industries, Inc......................   6,413     767,123
    Navigant Consulting, Inc............................. 149,224   3,867,886
#*  Nexeo Solutions, Inc.................................  36,401     342,169
*   NL Industries, Inc...................................  20,769      78,714
#   NN, Inc..............................................  71,150     649,599
*   Northwest Pipe Co....................................  48,835   1,125,158
#*  NOW, Inc............................................. 353,049   4,776,753
#*  NV5 Global, Inc......................................  32,961   2,332,650
#*  Orion Group Holdings, Inc............................ 407,862   1,721,178
    Oshkosh Corp......................................... 168,190  12,622,659
    Owens Corning........................................ 335,482  17,575,902
*   PAM Transportation Services, Inc.....................  25,480   1,252,342
    Park-Ohio Holdings Corp..............................  40,078   1,301,733

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
*   Patrick Industries, Inc..............................  18,239 $   727,736
*   Patriot Transportation Holding, Inc..................   9,898     192,219
*   Perma-Pipe International Holdings, Inc...............  44,798     389,743
*   PGT Innovations, Inc.................................  15,818     263,212
*   PICO Holdings, Inc...................................  50,122     486,685
#*  Pioneer Power Solutions, Inc.........................   1,300       6,708
    Powell Industries, Inc...............................  52,022   1,451,934
    Preformed Line Products Co...........................  18,725   1,039,237
    Primoris Services Corp...............................  69,506   1,386,645
#   Quad/Graphics, Inc...................................  87,464   1,181,639
    Quanex Building Products Corp........................  92,256   1,443,806
    Quanta Services, Inc................................. 523,002  18,482,891
*   Radiant Logistics, Inc............................... 163,866     809,498
    Raven Industries, Inc................................  40,179   1,486,221
#*  RBC Bearings, Inc....................................   1,128     157,266
*   RCM Technologies, Inc................................  78,752     307,133
    Regal Beloit Corp.................................... 140,077  10,752,311
*   Resideo Technologies, Inc............................  34,041     746,519
    Resources Connection, Inc............................  93,399   1,560,697
#*  Roadrunner Transportation Systems, Inc...............  20,600      10,018
    Rush Enterprises, Inc., Class A...................... 197,465   7,553,036
    Rush Enterprises, Inc., Class B......................  51,902   2,020,026
    Ryder System, Inc.................................... 233,530  13,523,722
*   Saia, Inc............................................ 127,647   7,654,991
#   Scorpio Bulkers, Inc................................. 195,357     883,014
    Servotronics, Inc....................................   7,061      80,556
*   SIFCO Industries, Inc................................  12,483      40,445
    Simpson Manufacturing Co., Inc....................... 108,436   6,655,802
    SkyWest, Inc......................................... 240,109  12,233,554
*   SP Plus Corp.........................................  72,111   2,386,874
    Spartan Motors, Inc.................................. 124,829   1,051,060
*   Sparton Corp.........................................  56,079   1,031,293
*   Spirit Airlines, Inc................................. 226,203  13,305,260
*   SPX Corp.............................................  66,528   1,979,208
*   SPX FLOW, Inc........................................  63,724   2,088,235
    Standex International Corp...........................  54,396   4,056,854
    Steelcase, Inc., Class A............................. 206,657   3,409,840
*   Stericycle, Inc......................................  83,324   3,672,922
*   Sterling Construction Co., Inc.......................  82,740   1,095,478
    Sun Hydraulics Corp..................................  15,449     547,204
#*  Sunrun, Inc..........................................  94,073   1,251,171
    Systemax, Inc........................................ 170,867   3,988,036
*   Taylor Devices, Inc..................................     706       9,178
#*  Team, Inc............................................ 114,209   1,637,757
*   Teledyne Technologies, Inc...........................   8,991   2,015,962
#   Terex Corp........................................... 255,808   7,855,864
    Tetra Tech, Inc...................................... 136,506   7,533,766
#*  Textainer Group Holdings, Ltd........................  42,972     559,495
*   Thermon Group Holdings, Inc.......................... 111,311   2,566,832
    Titan International, Inc.............................  71,176     400,009
*   Titan Machinery, Inc.................................  37,125     695,722
*   Transcat, Inc........................................   5,602     125,485
*   TriMas Corp.......................................... 139,851   4,054,280
#   Trinity Industries, Inc.............................. 637,050  14,894,229
#   Triton International, Ltd............................ 221,184   7,951,565
#   Triumph Group, Inc................................... 101,301   1,808,223
*   TrueBlue, Inc........................................  97,479   2,377,513
#*  Tutor Perini Corp.................................... 103,802   1,786,432
*   Twin Disc, Inc.......................................  52,096     943,980

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
INDUSTRIALS -- (Continued)
*    Ultralife Corp.......................................  50,207 $    401,656
     UniFirst Corp........................................  54,144    7,495,154
     Universal Forest Products, Inc....................... 262,158    8,079,710
     Universal Logistics Holdings, Inc....................  11,902      242,563
#    US Ecology, Inc......................................   2,197      139,883
*    USA Truck, Inc.......................................  27,279      487,203
     Valmont Industries, Inc..............................   5,004      645,516
*    Vectrus, Inc.........................................  36,636      922,861
*    Veritiv Corp.........................................  50,310    1,718,086
     Viad Corp............................................ 103,803    5,470,418
     Virco Manufacturing Corp.............................  23,168       98,232
#*   Vivint Solar, Inc....................................   9,407       41,297
     VSE Corp.............................................  30,925    1,009,083
#    Wabash National Corp................................. 188,853    2,632,611
     Watts Water Technologies, Inc., Class A.............. 112,276    8,406,104
#    Werner Enterprises, Inc.............................. 195,831    6,446,757
*    Wesco Aircraft Holdings, Inc......................... 314,366    2,747,559
*    WESCO International, Inc............................. 148,917    7,803,251
#*   Willdan Group, Inc...................................  16,551      556,941
*    Willis Lease Finance Corp............................  36,581    1,400,321
#*   XPO Logistics, Inc................................... 123,452    7,503,413
                                                                   ------------
TOTAL INDUSTRIALS.........................................          915,445,123
                                                                   ------------
INFORMATION TECHNOLOGY -- (10.2%)
*>>  Actua Corp...........................................  11,098       11,264
     ADTRAN, Inc.......................................... 126,392    1,842,795
#*   Advanced Energy Industries, Inc......................   2,785      142,843
*    Agilysys, Inc........................................  55,405      980,668
*    Alithya Group, Inc., Class A.........................  87,929      243,563
*    Alpha & Omega Semiconductor, Ltd.....................  67,994      809,809
     American Software, Inc., Class A.....................  20,941      231,607
*    Amkor Technology, Inc................................ 447,821    3,582,568
#*   Amtech Systems, Inc..................................  16,144       81,204
*    Anixter International, Inc........................... 105,648    6,413,890
*    Arlo Technologies, Inc............................... 193,975    1,394,680
*    ARRIS International P.L.C............................ 409,832   12,864,626
*    Arrow Electronics, Inc............................... 406,704   30,889,169
     AstroNova, Inc.......................................  29,435      588,111
*    Aviat Networks, Inc..................................   7,802      104,937
     Avnet, Inc........................................... 397,450   16,374,940
     AVX Corp............................................. 234,716    4,166,209
*    Aware, Inc...........................................  66,795      235,118
*    Axcelis Technologies, Inc............................ 133,030    2,771,015
#*   AXT, Inc............................................. 143,483      589,715
     Bel Fuse, Inc., Class A..............................   9,916      200,303
     Bel Fuse, Inc., Class B..............................  31,782      733,529
#    Belden, Inc..........................................  80,713    4,327,024
     Benchmark Electronics, Inc........................... 204,163    5,189,823
#*   BroadVision, Inc.....................................  13,792       23,446
     Brooks Automation, Inc............................... 176,037    5,480,032
*    BSQUARE Corp.........................................  33,602       71,908
     Cabot Microelectronics Corp..........................   8,540      870,141
*    CACI International, Inc., Class A.................... 113,624   18,995,660
*    CalAmp Corp..........................................  41,811      602,497
*    Calix, Inc...........................................   9,978      108,561
     Cass Information Systems, Inc........................   1,372       67,351
     CCUR Holdings, Inc...................................  33,012      123,135
*    CEVA, Inc............................................     810       23,036
*    Cirrus Logic, Inc.................................... 123,937    4,604,260

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Clearfield, Inc......................................   9,687 $   114,016
#*  Coherent, Inc........................................  25,555   3,020,601
    Cohu, Inc............................................ 127,088   2,229,124
*   CommScope Holding Co., Inc...........................  45,604     953,580
    Communications Systems, Inc..........................  19,486      45,792
*   Computer Task Group, Inc.............................  44,984     191,182
    Comtech Telecommunications Corp...................... 102,305   2,554,556
*   Conduent, Inc........................................ 329,451   4,200,500
#*  Control4 Corp........................................  40,177     798,317
*   CoreLogic, Inc....................................... 108,539   3,939,966
*   Cray, Inc............................................ 126,558   2,776,683
#*  Cree, Inc............................................ 264,453  13,336,365
#   CSG Systems International, Inc.......................  18,064     653,736
    CSP, Inc.............................................   5,466      53,020
    CTS Corp.............................................  91,183   2,586,862
#*  CyberOptics Corp.....................................  45,352     956,474
    Cypress Semiconductor Corp........................... 181,517   2,517,641
    Daktronics, Inc...................................... 120,992     911,070
*   Data I/O Corp........................................  20,180     118,557
*   Digi International, Inc..............................  84,178     998,351
*   Diodes, Inc.......................................... 224,637   7,554,542
*   DSP Group, Inc.......................................  85,319   1,078,432
*   EchoStar Corp., Class A.............................. 141,404   5,794,736
#*  Electro Scientific Industries, Inc................... 110,252   3,307,560
#*  Electronics for Imaging, Inc......................... 146,740   3,875,403
#*  EMCORE Corp..........................................  30,494     133,869
#   Entegris, Inc........................................ 110,779   3,661,246
*   ePlus, Inc...........................................  73,979   5,860,616
#*  Everi Holdings, Inc..................................  15,873     105,555
*   ExlService Holdings, Inc.............................   4,788     275,310
*   Extreme Networks, Inc................................  10,347      78,223
*   Fabrinet............................................. 126,948   7,215,724
*   FARO Technologies, Inc...............................  50,223   2,135,482
*   Finisar Corp......................................... 201,968   4,600,831
#*  Finjan Holdings, Inc.................................  61,906     173,956
#*  First Solar, Inc.....................................  73,494   3,718,061
#*  Fitbit, Inc., Class A................................   2,471      15,246
*   Flex, Ltd............................................ 728,701   7,010,104
*   FormFactor, Inc...................................... 233,227   3,503,070
*   Frequency Electronics, Inc...........................  40,292     534,272
    GlobalSCAPE, Inc.....................................  12,048      54,939
#*  GSE Systems, Inc.....................................  23,168      67,419
*   GSI Technology, Inc..................................  80,796     622,937
    Hackett Group, Inc. (The)............................  87,795   1,579,432
#*  Harmonic, Inc........................................ 513,313   2,715,426
#*  Ichor Holdings, Ltd..................................   9,855     202,717
*   ID Systems, Inc......................................  14,666      88,729
#*  II-VI, Inc...........................................  77,315   2,934,877
#*  Immersion Corp.......................................  13,863     131,560
*   Information Services Group, Inc......................  21,885      90,385
*   Insight Enterprises, Inc............................. 137,520   6,314,918
*   Integrated Device Technology, Inc....................  28,336   1,384,214
#*  Internap Corp........................................ 142,082     768,664
*   inTEST Corp..........................................  47,660     350,778
#*  Intevac, Inc.........................................  67,300     374,188
#*  Iteris, Inc..........................................     600       2,310
#*  Itron, Inc...........................................   3,020     164,983
    Jabil, Inc........................................... 540,808  14,412,533
    KEMET Corp...........................................  97,770   1,732,484

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Key Tronic Corp......................................  54,827 $   397,496
*   Kimball Electronics, Inc............................. 106,693   1,725,226
*   Knowles Corp......................................... 469,982   7,331,719
    Kulicke & Soffa Industries, Inc...................... 168,941   3,806,241
*   KVH Industries, Inc..................................  75,521     844,325
*   Lattice Semiconductor Corp........................... 283,460   2,210,988
    Leidos Holdings, Inc.................................   5,850     339,300
*   LGL Group, Inc. (The)................................   9,599      68,981
*   Limelight Networks, Inc.............................. 135,725     423,462
#   Littelfuse, Inc......................................   6,792   1,193,490
*   LiveRamp Holdings, Inc............................... 247,839  10,766,126
    LogMeIn, Inc.........................................  63,479   5,904,817
*   LRAD Corp............................................  12,911      32,794
#*  Lumentum Holdings, Inc...............................   9,299     454,814
*   Luna Innovations, Inc................................  65,894     222,063
#*  MACOM Technology Solutions Holdings, Inc.............     800      14,424
    ManTech International Corp., Class A.................  81,882   4,615,688
    Marvell Technology Group, Ltd........................ 427,745   7,926,115
#*  MaxLinear, Inc.......................................   4,091      80,265
    Methode Electronics, Inc............................. 159,696   4,112,172
    MKS Instruments, Inc................................. 172,747  14,101,338
    Monotype Imaging Holdings, Inc.......................  73,077   1,213,078
    MTS Systems Corp.....................................   4,893     244,944
*   Nanometrics, Inc.....................................  91,967   2,813,271
*   Napco Security Technologies, Inc.....................  43,418     682,097
#*  NeoPhotonics Corp....................................   2,565      18,519
#*  NETGEAR, Inc.........................................  97,953   3,879,918
*   Netscout Systems, Inc................................ 245,192   6,357,829
*   NetSol Technologies, Inc.............................   9,758      65,476
    Network-1 Technologies, Inc..........................   4,934      12,976
*   Novanta, Inc.........................................  28,391   1,978,285
#   NVE Corp.............................................     502      47,836
*   ON Semiconductor Corp................................ 360,731   7,229,049
*   OneSpan, Inc.........................................  71,491   1,043,054
*   Optical Cable Corp...................................  27,633      98,373
#*  OSI Systems, Inc.....................................  46,194   4,143,140
#*  PAR Technology Corp..................................  56,039   1,397,052
    Park Electrochemical Corp............................  49,778   1,133,943
    PC Connection, Inc................................... 205,359   6,803,544
*   PCM, Inc.............................................  78,080   1,667,008
    PC-Tel, Inc..........................................  86,518     457,680
#*  PDF Solutions, Inc...................................   1,899      19,958
*   Perceptron, Inc......................................  58,259     449,759
*   Perficient, Inc...................................... 129,301   3,298,469
    Perspecta, Inc.......................................   8,038     161,162
*   PFSweb, Inc..........................................   2,300      14,007
*   Photronics, Inc...................................... 209,678   2,241,458
    Plantronics, Inc.....................................  22,133     858,539
*   Plexus Corp..........................................  70,407   3,951,241
    Presidio, Inc........................................   2,497      39,777
*   PRGX Global, Inc.....................................  27,766     254,337
    Progress Software Corp...............................  27,014     978,717
    QAD, Inc., Class B...................................     465      14,182
*   Qumu Corp............................................  10,456      24,572
*   Rambus, Inc.......................................... 195,193   1,760,641
#*  RealNetworks, Inc.................................... 108,649     286,833
    RF Industries, Ltd...................................  15,951     130,479
*   Ribbon Communications, Inc........................... 182,919   1,020,688
    Richardson Electronics, Ltd..........................  38,622     284,644

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
INFORMATION TECHNOLOGY -- (Continued)
#*  Rogers Corp..........................................  37,796 $  4,796,690
#*  Rubicon Project, Inc. (The).......................... 211,583      943,660
*   Rudolph Technologies, Inc............................ 152,807    3,318,968
*   Sanmina Corp......................................... 275,108    8,588,872
*   ScanSource, Inc......................................  87,099    3,336,763
    Science Applications International Corp..............  22,655    1,521,057
*   Semtech Corp.........................................     785       38,120
*   Silicon Laboratories, Inc............................   2,178      166,617
#*  SMART Global Holdings, Inc...........................   1,155       28,656
#*  SolarEdge Technologies, Inc..........................  23,675    1,036,728
*   StarTek, Inc.........................................   2,241       15,665
*   Steel Connect, Inc................................... 106,769      176,169
#*  Stratasys, Ltd.......................................  89,218    2,277,736
*   Super Micro Computer, Inc............................  20,146      304,205
*   Sykes Enterprises, Inc............................... 139,378    3,842,651
#*  Synaptics, Inc.......................................  66,783    2,657,963
*   Synchronoss Technologies, Inc........................  44,005      315,516
    SYNNEX Corp.......................................... 210,135   20,332,663
*   Tech Data Corp....................................... 202,316   19,347,479
#*  Telaria, Inc.........................................  68,026      217,003
*   Telenav, Inc......................................... 233,607    1,034,879
    Teradyne, Inc........................................  46,699    1,680,697
    TESSCO Technologies, Inc.............................  38,446      615,520
    TiVo Corp............................................ 146,767    1,633,517
    TransAct Technologies, Inc...........................   1,679       17,428
*   Trio-Tech International..............................   5,279       16,312
#*  TTM Technologies, Inc................................ 347,421    3,988,393
#*  Ultra Clean Holdings, Inc............................ 127,529    1,512,494
#*  Veeco Instruments, Inc...............................  62,879      616,843
*   Verint Systems, Inc..................................  12,134      586,922
#*  Viavi Solutions, Inc.................................  60,589      673,750
*   Virtusa Corp......................................... 124,375    6,034,675
#   Vishay Intertechnology, Inc.......................... 441,057    8,600,611
*   Vishay Precision Group, Inc..........................  46,599    1,557,805
    Wayside Technology Group, Inc........................   3,889       40,834
*   Westell Technologies, Inc., Class A..................   4,100        9,225
    Xerox Corp........................................... 363,879   10,265,027
#   Xperi Corp........................................... 127,268    2,727,353
                                                                  ------------
TOTAL INFORMATION TECHNOLOGY.............................          501,845,406
                                                                  ------------
MATERIALS -- (5.8%)
>>  A Schulman, Inc...................................... 112,296      160,864
*   AdvanSix, Inc........................................  26,395      835,138
#*  AgroFresh Solutions, Inc.............................  14,380       57,808
#   Albemarle Corp.......................................  31,915    2,576,498
*   Alcoa Corp........................................... 521,455   15,476,784
#*  Allegheny Technologies, Inc..........................  90,394    2,475,892
    American Vanguard Corp............................... 105,592    1,849,972
    AptarGroup, Inc......................................   1,912      189,517
    Ashland Global Holdings, Inc.........................  67,900    5,153,610
    Bemis Co., Inc.......................................  71,834    3,508,373
    Boise Cascade Co..................................... 113,403    3,115,180
    Cabot Corp...........................................  68,149    3,195,507
#   Carpenter Technology Corp............................ 185,792    8,780,530
#*  Century Aluminum Co.................................. 159,231    1,464,925
    Chase Corp...........................................  15,612    1,574,002
#*  Clearwater Paper Corp................................   9,199      310,190
*   Coeur Mining, Inc.................................... 772,712    3,979,467
    Commercial Metals Co................................. 399,069    6,963,754

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
MATERIALS -- (Continued)
    Core Molding Technologies, Inc.......................    23,022 $   200,291
    Domtar Corp..........................................   207,803   9,745,961
    Element Solutions, Inc...............................   546,560   6,143,334
*   Ferro Corp...........................................    83,666   1,394,712
#   Friedman Industries, Inc.............................    18,858     145,395
    FutureFuel Corp......................................   104,526   1,913,871
    Gold Resource Corp...................................    60,974     273,773
#   Graphic Packaging Holding Co.........................   462,096   5,577,499
    Greif, Inc., Class A.................................    44,035   1,717,365
    Greif, Inc., Class B.................................     9,959     449,649
    Hawkins, Inc.........................................    12,703     527,048
#   Haynes International, Inc............................    52,703   1,728,658
#   HB Fuller Co.........................................   136,524   6,742,920
#   Hecla Mining Co...................................... 3,112,199   8,402,937
    Huntsman Corp........................................   365,482   8,029,640
    Innophos Holdings, Inc...............................    34,700   1,037,530
    Innospec, Inc........................................    69,882   4,910,608
*   Intrepid Potash, Inc.................................   347,599   1,081,033
    Kaiser Aluminum Corp.................................    70,836   7,109,809
*   Kraton Corp..........................................    81,688   2,303,602
    Kronos Worldwide, Inc................................    39,848     524,798
    Louisiana-Pacific Corp...............................   494,771  12,062,517
*   LSB Industries, Inc..................................    42,892     319,545
    Materion Corp........................................    86,073   4,039,406
    Mercer International, Inc............................   213,918   3,159,569
    Minerals Technologies, Inc...........................   106,513   6,238,466
    Mosaic Co. (The).....................................   320,151  10,334,474
    Myers Industries, Inc................................    86,603   1,408,165
#   Neenah, Inc..........................................    46,921   3,268,986
#   Nexa Resources SA....................................    19,418     172,044
    Northern Technologies International Corp.............    21,014     640,927
    Olin Corp............................................   404,464   9,549,395
    Olympic Steel, Inc...................................    47,530     915,903
*   OMNOVA Solutions, Inc................................    73,677     656,462
    PH Glatfelter Co.....................................   220,312   2,815,587
    PolyOne Corp.........................................    46,159   1,494,167
*   PQ Group Holdings, Inc...............................    27,111     408,021
#   Quaker Chemical Corp.................................    17,389   3,555,355
#   Rayonier Advanced Materials, Inc.....................    72,920   1,055,882
    Reliance Steel & Aluminum Co.........................   236,532  19,367,240
    Resolute Forest Products, Inc........................   178,750   1,394,250
#   Royal Gold, Inc......................................     1,320     115,328
*   Ryerson Holding Corp.................................     3,903      27,438
    Schnitzer Steel Industries, Inc., Class A............   136,419   3,301,340
    Schweitzer-Mauduit International, Inc................    47,351   1,518,073
#   Sensient Technologies Corp...........................    16,762   1,052,318
    Sonoco Products Co...................................    85,205   4,906,104
    Steel Dynamics, Inc..................................   342,958  12,548,833
    Stepan Co............................................    37,887   3,331,404
#*  Summit Materials, Inc., Class A......................   254,229   3,879,535
*   SunCoke Energy, Inc..................................   239,406   2,690,924
    Synalloy Corp........................................    29,583     467,411
#*  TimkenSteel Corp.....................................   304,168   3,872,059
*   Trecora Resources....................................    46,736     405,201
    Tredegar Corp........................................   115,762   1,888,078
    Trinseo SA...........................................    19,740     968,247
#   Tronox, Ltd., Class A................................   510,431   4,471,376
*   UFP Technologies, Inc................................    12,347     407,451
    United States Lime & Minerals, Inc...................    11,289     779,054

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              SHARES       VALUE+
                                                            ---------- --------------
MATERIALS -- (Continued)
#     United States Steel Corp.............................    355,094 $    8,003,819
*     Universal Stainless & Alloy Products, Inc............     27,529        493,595
#*    US Concrete, Inc.....................................     28,502      1,014,671
#     Valvoline, Inc.......................................    107,752      2,382,397
*     Venator Materials P.L.C..............................     25,156        116,975
*     Verso Corp., Class A.................................    124,976      3,083,158
      Westlake Chemical Corp...............................     50,959      3,765,870
      Worthington Industries, Inc..........................    110,280      4,160,864
                                                                       --------------
TOTAL MATERIALS............................................               284,136,328
                                                                       --------------
REAL ESTATE -- (0.2%)
      Alexander & Baldwin, Inc.............................     54,584      1,257,615
#     Consolidated-Tomoka Land Co..........................      9,142        558,302
      CorePoint Lodging, Inc...............................     10,386        127,125
#*    Forestar Group, Inc..................................     13,189        211,156
*     FRP Holdings, Inc....................................     26,146      1,326,125
      Griffin Industrial Realty, Inc.......................     10,709        360,144
*     Howard Hughes Corp. (The)............................     11,178      1,241,205
      Newmark Group, Inc., Class A.........................     28,484        297,658
*     Rafael Holdings, Inc., Class B.......................     54,411        839,017
      RE/MAX Holdings, Inc., Class A.......................     14,118        589,003
#     Realogy Holdings Corp................................    125,857      2,233,962
#*    St Joe Co. (The).....................................     14,357        223,395
*     Stratus Properties, Inc..............................     26,690        632,553
*     Tejon Ranch Co.......................................     68,477      1,288,737
*     Trinity Place Holdings, Inc..........................     18,743         77,783
                                                                       --------------
TOTAL REAL ESTATE..........................................                11,263,780
                                                                       --------------
UTILITIES -- (0.2%)
#*    AquaVenture Holdings, Ltd............................      7,778        163,571
      Genie Energy, Ltd., Class B..........................     78,472        660,734
#     Ormat Technologies, Inc..............................     45,985      2,653,794
      TerraForm Power, Inc., Class A.......................     26,505        314,880
*     Vistra Energy Corp...................................    142,213      3,570,969
                                                                       --------------
TOTAL UTILITIES............................................                 7,363,948
                                                                       --------------
TOTAL COMMON STOCKS........................................             4,434,451,770
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
*>>   Media General, Inc. Contingent Value Rights..........    109,358          8,563
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
      GCI Liberty, Inc.....................................     20,516        502,232
                                                                       --------------
TOTAL INVESTMENT SECURITIES................................             4,434,962,565
                                                                       --------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional U.S. Government Money
        Market Fund 2.320%................................. 27,892,312     27,892,312
                                                                       --------------
SECURITIES LENDING COLLATERAL -- (9.1%)
@(S)  DFA Short Term Investment Fund....................... 38,642,221    447,129,143
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,356,562,709)^^..................................            $4,909,984,020
                                                                       ==============

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1         LEVEL 2    LEVEL 3     TOTAL
                               --------------   ------------ ------- --------------
Common Stocks
   Communication Services..... $  140,098,065             --   --    $  140,098,065
   Consumer Discretionary.....    570,182,827             --   --       570,182,827
   Consumer Staples...........    158,311,902             --   --       158,311,902
   Energy.....................    331,310,002             --   --       331,310,002
   Financials.................  1,314,711,416   $     31,094   --     1,314,742,510
   Health Care................    199,751,879             --   --       199,751,879
   Industrials................    915,445,123             --   --       915,445,123
   Information Technology.....    501,834,142         11,264   --       501,845,406
   Materials..................    283,975,464        160,864   --       284,136,328
   Real Estate................     11,263,780             --   --        11,263,780
   Utilities..................      7,363,948             --   --         7,363,948
Preferred Stocks
   Communication Services.....        502,232             --   --           502,232
Rights/Warrants
   Consumer Discretionary.....             --          8,563   --             8,563
Temporary Cash Investments....     27,892,312             --   --        27,892,312
Securities Lending
  Collateral..................             --    447,129,143   --       447,129,143
                               --------------   ------------   --    --------------
TOTAL......................... $4,462,643,092   $447,340,928   --    $4,909,984,020
                               ==============   ============   ==    ==============

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- ----------
COMMON STOCKS -- (87.9%)
COMMUNICATION SERVICES -- (3.3%)
    A.H. Belo Corp., Class A.............................  57,261 $  231,334
#   AMC Entertainment Holdings, Inc., Class A............  41,712    611,081
#*  AMC Networks, Inc., Class A..........................  41,099  2,586,771
    ATN International, Inc...............................  26,846  2,002,175
*   Ballantyne Strong, Inc...............................  18,518     25,927
    Beasley Broadcast Group, Inc., Class A...............   5,471     24,729
*   Boingo Wireless, Inc................................. 108,426  2,615,235
#*  Boston Omaha Corp., Class A..........................     991     25,062
    Cable One, Inc.......................................     422    373,191
#*  Care.com, Inc........................................  27,681    657,977
#*  Cars.com, Inc........................................  91,324  2,494,058
#*  Central European Media Enterprises, Ltd., Class A....  10,076     30,329
#*  Cincinnati Bell, Inc.................................  72,249    602,557
*   Clear Channel Outdoor Holdings, Inc., Class A........  28,334    157,820
#   Cogent Communications Holdings, Inc..................  88,424  4,284,143
#*  comScore, Inc........................................   6,536    128,694
#   Consolidated Communications Holdings, Inc............ 100,835  1,076,918
#*  Daily Journal Corp...................................     249     55,056
    Emerald Expositions Events, Inc......................   4,774     67,791
#   Entercom Communications Corp., Class A...............  61,561    451,242
    Entravision Communications Corp., Class A............  93,002    366,428
#   EW Scripps Co. (The), Class A........................ 152,076  2,855,987
#   Gannett Co., Inc..................................... 116,482  1,291,785
#*  GCI Liberty, Inc., Class A...........................  61,671  3,139,054
#*  Glu Mobile, Inc......................................  24,461    238,250
*   Gray Television, Inc................................. 134,064  2,240,209
*   Gray Television, Inc., Class A.......................     912     13,954
*   Hemisphere Media Group, Inc..........................  20,085    266,327
    IDT Corp., Class B...................................  73,066    524,614
*   IMAX Corp............................................  47,391    984,311
*   Intelsat SA..........................................  34,330    835,249
*   Iridium Communications, Inc.......................... 112,323  2,176,820
    John Wiley & Sons, Inc., Class A.....................  57,643  2,984,755
#*  Lee Enterprises, Inc.................................  36,719    100,243
*   Liberty Latin America, Ltd., Class A.................  51,030    889,708
*   Liberty Latin America, Ltd., Class C.................  56,214    982,621
*   Liberty Media Corp.-Liberty Braves, Class A..........   2,879     78,136
*   Liberty Media Corp.-Liberty Braves, Class C..........   6,907    186,213
*   Liberty TripAdvisor Holdings, Inc., Class A.......... 168,666  2,809,976
    Lions Gate Entertainment Corp., Class A..............  16,488    302,885
    Lions Gate Entertainment Corp., Class B..............   5,268     92,348
    Marchex, Inc., Class B...............................  48,138    192,552
    Marcus Corp. (The)...................................  46,006  2,050,487
#*  McClatchy Co. (The), Class A.........................   1,342      7,851
*   Meet Group, Inc. (The)............................... 209,146  1,208,864
#   Meredith Corp........................................  68,533  3,719,286
*   MSG Networks, Inc., Class A.......................... 101,313  2,269,411
#   National CineMedia, Inc.............................. 342,706  2,368,098
    New Media Investment Group, Inc......................  78,714  1,076,020
#   New York Times Co. (The), Class A.................... 236,803  6,088,205
#   Nexstar Media Group, Inc., Class A...................  73,168  6,107,333
#*  ORBCOMM, Inc......................................... 205,576  1,673,389
*   pdvWireless, Inc.....................................   4,601    185,604
#*  QuinStreet, Inc...................................... 147,745  2,813,065

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
COMMUNICATION SERVICES -- (Continued)
*   Reading International, Inc., Class A.................    35,897 $    567,173
*   Reading International, Inc., Class B.................     2,340       61,133
*   Rosetta Stone, Inc...................................    41,894      635,113
    Saga Communications, Inc., Class A...................    17,282      584,477
    Salem Media Group, Inc...............................    16,375       46,014
    Scholastic Corp......................................    54,523    2,273,064
    Shenandoah Telecommunications Co.....................   103,180    4,914,463
    Sinclair Broadcast Group, Inc., Class A..............    91,559    2,820,933
#*  Social Reality, Inc..................................     4,334       14,779
    Spok Holdings, Inc...................................    49,865      690,132
#*  TechTarget, Inc......................................    56,821      823,905
    TEGNA, Inc...........................................    64,530      757,582
    Telephone & Data Systems, Inc........................   190,965    6,916,752
    Townsquare Media, Inc., Class A......................    21,624      132,555
#*  Travelzoo............................................    15,576      191,585
    Tribune Media Co., Class A...........................     7,446      341,846
*   Tribune Publishing Co................................    46,214      553,182
#*  TrueCar Inc..........................................    22,282      209,005
*   United States Cellular Corp..........................    34,381    1,979,658
#*  Urban One, Inc.......................................    39,200       80,360
*   Vonage Holdings Corp.................................   386,922    3,524,859
#*  Yelp, Inc............................................    31,553    1,149,160
*   Zedge, Inc., Class B.................................    17,051       35,125
*   Zynga, Inc., Class A................................. 1,611,163    7,218,010
                                                                    ------------
TOTAL COMMUNICATION SERVICES.............................            108,142,993
                                                                    ------------
CONSUMER DISCRETIONARY -- (12.0%)
*   1-800-Flowers.com, Inc., Class A.....................   119,349    1,903,617
    Aaron's, Inc.........................................   116,009    5,807,411
#   Abercrombie & Fitch Co., Class A.....................    68,294    1,479,931
#   Acushnet Holdings Corp...............................     6,773      155,711
    Adient P.L.C.........................................    57,739    1,139,768
*   Adtalem Global Education, Inc........................    83,075    4,062,367
    AMCON Distributing Co................................       300       28,211
*   American Axle & Manufacturing Holdings, Inc..........   205,794    3,041,635
    American Eagle Outfitters, Inc.......................   296,064    6,252,872
*   American Outdoor Brands Corp.........................    61,458      741,798
*   American Public Education, Inc.......................    36,538    1,081,159
*   America's Car-Mart, Inc..............................    24,910    1,742,704
    Ark Restaurants Corp.................................     3,723       68,876
#*  Asbury Automotive Group, Inc.........................    46,541    3,288,122
#*  Ascena Retail Group, Inc.............................   454,954    1,114,637
#*  At Home Group, Inc...................................    22,565      497,333
#*  AutoNation, Inc......................................    18,112      701,840
*   Barnes & Noble Education, Inc........................   128,713      736,238
#   Barnes & Noble, Inc..................................   268,428    1,618,621
    Bassett Furniture Industries, Inc....................    24,841      473,718
    BBX Capital Corp.....................................    13,285       81,968
*   Beazer Homes USA, Inc................................     1,224       15,337
#   Bed Bath & Beyond, Inc...............................    19,087      288,023
*   Belmond, Ltd., Class A...............................   168,286    4,193,687
#   Big 5 Sporting Goods Corp............................     2,552        8,779
#   Big Lots, Inc........................................    64,578    2,036,790
*   Biglari Holdings, Inc., Class A......................        59       38,351
*   Biglari Holdings, Inc., Class B......................     1,424      186,430
#   BJ's Restaurants, Inc................................    56,230    2,801,941
    Bloomin' Brands, Inc.................................   143,671    2,647,857
*   Boot Barn Holdings, Inc..............................   100,291    2,349,818
    Bowl America, Inc., Class A..........................     1,400       22,120

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
*   Bridgepoint Education, Inc...........................  66,296 $  538,986
*   Bright Horizons Family Solutions, Inc................   1,246    144,274
#   Brinker International, Inc...........................  69,979  2,835,549
    Brunswick Corp.......................................  13,800    694,416
#   Buckle, Inc. (The)...................................   6,297    109,379
*   Build-A-Bear Workshop, Inc...........................  38,633    182,734
    Caleres, Inc.........................................  81,772  2,440,076
    Callaway Golf Co..................................... 203,277  3,311,382
    Canterbury Park Holding Corp.........................   6,569     99,914
*   Career Education Corp................................ 201,569  2,602,256
    Carriage Services, Inc...............................  46,098    896,606
*   Carrols Restaurant Group, Inc........................ 101,750    878,102
    Carter's, Inc........................................   9,838    815,570
#   Cato Corp. (The), Class A............................  39,416    585,328
*   Cavco Industries, Inc................................  17,329  2,881,639
*   Century Casinos, Inc.................................   4,960     38,043
*   Century Communities, Inc............................. 133,501  3,131,933
#   Cheesecake Factory, Inc. (The).......................  72,263  3,243,163
#   Chico's FAS, Inc..................................... 158,453    919,027
#   Children's Place, Inc. (The).........................  38,725  3,747,031
#   Choice Hotels International, Inc.....................  65,468  5,182,447
#   Churchill Downs, Inc.................................  64,854  5,965,271
*   Chuy's Holdings, Inc.................................  70,894  1,610,712
    Citi Trends, Inc.....................................  19,419    397,895
#   Collectors Universe, Inc.............................  25,090    338,213
    Columbia Sportswear Co...............................  14,595  1,301,728
#*  Conn's, Inc..........................................  71,920  1,506,005
#*  Container Store Group, Inc. (The)....................   4,711     33,731
#   Cooper Tire & Rubber Co..............................  96,034  3,380,397
*   Cooper-Standard Holdings, Inc........................  25,608  1,957,988
    Core-Mark Holding Co., Inc........................... 115,588  3,222,593
#   Cracker Barrel Old Country Store, Inc................  23,721  3,968,049
#*  Crocs, Inc........................................... 238,173  6,840,329
    CSS Industries, Inc..................................  10,239     89,386
    Culp, Inc............................................  35,956    686,760
    Dana, Inc............................................     742     13,074
#   Dave & Buster's Entertainment, Inc...................  43,397  2,232,776
*   Deckers Outdoor Corp.................................  34,618  4,446,682
#*  Del Frisco's Restaurant Group, Inc...................  40,734    322,613
*   Del Taco Restaurants, Inc............................  56,582    587,887
    Delphi Technologies P.L.C............................  16,933    303,270
*   Delta Apparel, Inc...................................   4,288    100,982
#*  Denny's Corp......................................... 118,771  2,101,059
#*  Destination Maternity Corp...........................  19,012     56,656
#*  Destination XL Group, Inc............................ 115,179    297,162
#   Dick's Sporting Goods, Inc........................... 100,933  3,563,944
#   Dillard's, Inc., Class A.............................  23,978  1,601,491
#   Dine Brands Global, Inc..............................  12,794    975,798
#*  Dorman Products, Inc.................................  58,084  4,992,320
#*  Drive Shack, Inc..................................... 136,884    576,282
    DSW, Inc., Class A................................... 127,480  3,473,830
    Educational Development Corp.........................   5,452     43,071
*   El Pollo Loco Holdings, Inc..........................  72,140  1,189,589
#*  Eldorado Resorts, Inc................................  42,636  1,987,690
    Escalade, Inc........................................  18,352    204,808
#   Ethan Allen Interiors, Inc...........................  57,638  1,093,969
#*  Express, Inc......................................... 269,543  1,428,578
    Extended Stay America, Inc...........................  98,756  1,688,728
#*  Famous Dave's of America, Inc........................  18,078     83,159

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
#*  Fiesta Restaurant Group, Inc.........................  83,401 $1,239,339
*   Five Below, Inc......................................  25,677  3,177,015
    Flanigan's Enterprises, Inc..........................   1,877     44,044
    Flexsteel Industries, Inc............................   8,037    200,684
#*  Floor & Decor Holdings, Inc., Class A................   9,956    341,391
#*  Fossil Group, Inc....................................  57,799    980,271
*   Fox Factory Holding Corp.............................  63,260  3,753,216
#*  Francesca's Holdings Corp............................   3,556      3,141
*   frontdoor, Inc.......................................   5,000    148,600
#*  FTD Cos., Inc........................................ 408,927  1,050,942
#*  Funko, Inc., Class A.................................   3,600     62,460
#*  Gaia, Inc............................................  17,162    201,825
#   GameStop Corp., Class A..............................  25,315    287,072
    Gaming Partners International Corp...................  15,986    206,859
#*  Garrett Motion, Inc..................................  21,634    345,495
*   Genesco, Inc.........................................  74,450  3,363,651
#*  Gentherm, Inc........................................  64,874  2,761,037
#*  G-III Apparel Group, Ltd.............................  85,410  2,978,247
    Graham Holdings Co., Class B.........................   7,573  5,036,045
#*  Grand Canyon Education, Inc..........................  41,998  3,903,294
#*  Green Brick Partners, Inc............................  12,839    108,618
#   Group 1 Automotive, Inc..............................  35,286  2,153,505
#*  Groupon, Inc......................................... 103,500    390,195
    Guess?, Inc.......................................... 117,667  2,295,683
#*  Habit Restaurants, Inc. (The), Class A...............  57,328    585,892
    Hamilton Beach Brands Holding Co., Class A...........  30,874    807,046
#   Haverty Furniture Cos., Inc..........................  48,416    986,234
    Haverty Furniture Cos., Inc., Class A................     457      9,300
*   Helen of Troy, Ltd...................................  49,830  5,782,273
#*  Hibbett Sports, Inc..................................  50,865    831,134
*   Hilton Grand Vacations, Inc..........................   3,940    119,540
    Hooker Furniture Corp................................  17,666    508,251
#*  Horizon Global Corp..................................  16,767     35,211
*   Houghton Mifflin Harcourt Co.........................  41,923    438,934
#*  Installed Building Products, Inc.....................  22,113    931,178
#   International Game Technology P.L.C..................   1,000     16,360
    International Speedway Corp., Class A................  44,994  1,954,989
#*  iRobot Corp..........................................  40,979  3,679,504
*   J Alexander's Holdings, Inc..........................  10,468     90,025
#*  J. Jill, Inc.........................................   4,267     25,389
    Jack in the Box, Inc.................................  50,312  4,072,756
    Johnson Outdoors, Inc., Class A......................  19,580  1,226,687
*   K12, Inc.............................................  85,255  2,686,385
    KB Home..............................................  93,504  2,001,921
#*  Kirkland's, Inc......................................  30,108    307,704
#*  Kona Grill, Inc......................................  27,115     29,827
#*  Lakeland Industries, Inc.............................  14,199    158,745
#*  Lands' End, Inc......................................     772     13,819
*   Laureate Education, Inc., Class A....................  57,384    918,144
    La-Z-Boy, Inc........................................ 116,492  3,450,493
#   LCI Industries.......................................  44,007  3,627,937
*   Leaf Group, Ltd......................................  57,750    443,520
#   Libbey, Inc.......................................... 197,597    991,937
*   Liberty Expedia Holdings, Inc., Class A..............  50,439  2,067,495
    Liberty Tax, Inc.....................................   4,084     48,640
    Lifetime Brands, Inc.................................  19,792    192,576
#*  Lindblad Expeditions Holdings, Inc...................  62,096    763,160
*   Liquidity Services, Inc..............................  60,437    505,858
#   Lithia Motors, Inc., Class A.........................  51,735  4,601,828

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
#*  Lumber Liquidators Holdings, Inc.....................  59,324 $  713,074
*   M/I Homes, Inc.......................................  42,762  1,132,765
*   Malibu Boats, Inc., Class A..........................  58,307  2,364,349
    Marine Products Corp.................................  40,616    576,747
*   MarineMax, Inc.......................................  81,558  1,450,101
    Marriott Vacations Worldwide Corp....................  52,110  4,613,819
*   MasterCraft Boat Holdings, Inc.......................  37,241    812,971
    MDC Holdings, Inc....................................  79,606  2,621,426
*   Meritage Homes Corp..................................  43,894  1,978,742
#*  Michaels Cos., Inc. (The)............................  55,600    770,616
*   Modine Manufacturing Co..............................  72,602  1,062,167
*   Monarch Casino & Resort, Inc.........................  36,281  1,568,790
#   Monro, Inc...........................................  45,850  3,285,611
#*  Motorcar Parts of America, Inc.......................  38,924    778,480
    Movado Group, Inc....................................  41,516  1,326,436
*   Murphy USA, Inc......................................  58,705  4,317,753
    Nathan's Famous, Inc.................................  15,237  1,028,497
*   National Vision Holdings, Inc........................     875     27,790
*   Nautilus, Inc........................................  79,994    600,755
#*  New Home Co., Inc. (The).............................   9,980     69,062
*   Noodles & Co.........................................  23,226    167,227
    Nutrisystem, Inc.....................................  50,487  2,191,641
    Office Depot, Inc.................................... 269,954    796,364
#*  Ollie's Bargain Outlet Holdings, Inc.................  38,045  2,973,978
#*  Overstock.com, Inc...................................  58,799  1,020,163
#   Oxford Industries, Inc...............................  32,402  2,481,345
#   Papa John's International, Inc.......................  52,571  2,223,228
#*  Party City Holdco, Inc...............................  18,140    200,266
#*  Penn National Gaming, Inc............................  63,991  1,551,142
#   Penske Automotive Group, Inc.........................  69,913  3,277,521
#   PetMed Express, Inc..................................  65,339  1,547,228
*   Planet Fitness, Inc., Class A........................  76,446  4,427,752
*   Playa Hotels & Resorts NV............................   5,469     43,096
#*  Potbelly Corp........................................  40,062    347,338
#*  Quotient Technology Inc..............................   2,604     26,040
    RCI Hospitality Holdings, Inc........................  15,408    343,752
*   Red Lion Hotels Corp.................................  38,876    359,603
#*  Red Robin Gourmet Burgers, Inc.......................  31,274  1,000,143
*   Regis Corp...........................................  83,833  1,563,485
    Rocky Brands, Inc....................................  20,684    554,538
#   RTW RetailWinds, Inc................................. 123,078    381,542
    Ruth's Hospitality Group, Inc........................  99,271  2,293,160
#*  Sally Beauty Holdings, Inc...........................  39,640    682,601
#*  Scientific Games Corp., Class A......................  52,730  1,321,414
#*  SeaWorld Entertainment, Inc..........................  32,844    855,586
#*  Shake Shack, Inc., Class A...........................  40,071  1,913,791
*   Shiloh Industries, Inc...............................  43,340    259,607
#   Shoe Carnival, Inc...................................  48,652  1,794,286
#*  Shutterfly, Inc......................................  63,622  2,924,067
#   Shutterstock, Inc....................................  38,141  1,526,021
#   Signet Jewelers, Ltd.................................  83,599  2,036,472
#*  Skechers U.S.A., Inc., Class A.......................  70,830  1,924,451
#   Skyline Champion Corp................................  22,568    407,578
#*  Sleep Number Corp....................................  89,608  3,225,888
#   Sonic Automotive, Inc., Class A......................  42,191    645,522
#*  Sotheby's............................................  69,514  2,807,670
    Speedway Motorsports, Inc............................  53,218    858,939
#*  Sportsman's Warehouse Holdings, Inc.................. 174,117    894,961
#*  Stamps.com, Inc......................................  23,569  4,385,720

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER DISCRETIONARY -- (Continued)
    Standard Motor Products, Inc.........................  57,284 $  2,816,081
    Steven Madden, Ltd................................... 165,451    5,401,975
#*  Stitch Fix, Inc., Class A............................  10,395      233,368
*   Stoneridge, Inc......................................  93,017    2,428,674
#   Strategic Education, Inc.............................  49,832    5,451,621
#   Strattec Security Corp...............................   8,231      283,970
#   Sturm Ruger & Co., Inc...............................   1,864      101,551
    Superior Group of Cos, Inc...........................  22,740      404,090
    Superior Industries International, Inc...............  56,539      291,176
#   Tailored Brands, Inc.................................  87,508    1,105,226
*   Tandy Leather Factory, Inc...........................  23,665      135,364
*   Taylor Morrison Home Corp., Class A.................. 118,485    2,239,366
#*  Tempur Sealy International, Inc......................  25,595    1,357,047
    Tenneco, Inc., Class A...............................  46,908    1,626,769
#   Texas Roadhouse, Inc.................................  88,757    5,399,976
    Thor Industries, Inc.................................   6,872      447,505
#   Tile Shop Holdings, Inc.............................. 103,670      786,855
    Tilly's, Inc., Class A...............................  55,927      677,276
*   TopBuild Corp........................................  64,007    3,380,210
    Tower International, Inc.............................  57,350    1,668,311
*   Town Sports International Holdings, Inc..............  52,716      317,877
*   TravelCenters of America LLC.........................  30,193      151,569
#*  TRI Pointe Group, Inc................................ 228,472    3,072,948
    Tupperware Brands Corp...............................  73,910    2,015,526
*   Unifi, Inc...........................................  40,394      864,028
*   Universal Electronics, Inc...........................  29,642      835,015
#*  Urban Outfitters, Inc................................ 109,725    3,544,117
#*  Veoneer, Inc.........................................  10,658      317,715
#*  Vera Bradley, Inc....................................  48,570      434,701
#*  Vince Holding Corp...................................   1,906       22,834
*   Vista Outdoor, Inc...................................  58,819      587,014
#*  Visteon Corp.........................................  34,562    2,657,472
*   Vitamin Shoppe, Inc..................................  52,538      242,726
*   VOXX International Corp.............................. 102,017      531,509
#*  Weight Watchers International, Inc...................  64,727    2,071,264
#   Wendy's Co. (The).................................... 362,549    6,279,349
    Weyco Group, Inc.....................................  12,567      337,675
*   William Lyon Homes, Class A..........................  58,747      778,985
#   Williams-Sonoma, Inc.................................  17,045      927,759
#   Wingstop, Inc........................................  28,782    1,889,538
    Winmark Corp.........................................  10,214    1,574,488
#   Winnebago Industries, Inc............................  77,870    2,227,082
    Wolverine World Wide, Inc............................ 114,766    3,937,621
*   ZAGG, Inc............................................  98,283    1,102,735
*   Zumiez, Inc..........................................  43,914    1,115,855
                                                                  ------------
TOTAL CONSUMER DISCRETIONARY.............................          393,902,211
                                                                  ------------
CONSUMER STAPLES -- (3.9%)
#   Alico, Inc...........................................  10,504      310,918
    Andersons, Inc. (The)................................  43,798    1,535,120
*   Avon Products, Inc................................... 405,307      948,418
#   B&G Foods, Inc.......................................  71,154    1,896,966
#*  Boston Beer Co., Inc. (The), Class A.................  10,813    2,694,167
*   Bridgford Foods Corp.................................   6,838      193,105
#   Calavo Growers, Inc..................................  32,372    2,633,786
#   Cal-Maine Foods, Inc.................................  64,140    2,705,425
#   Casey's General Stores, Inc..........................  24,333    3,131,170
*   CCA Industries, Inc..................................   7,270       17,157
#*  Central Garden & Pet Co..............................  27,336    1,071,845

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER STAPLES -- (Continued)
*   Central Garden & Pet Co., Class A....................  76,906 $  2,739,392
#*  Chefs' Warehouse, Inc. (The).........................  74,343    2,387,897
#   Coca-Cola Bottling Co. Consolidated..................  12,876    2,778,641
*   Craft Brew Alliance, Inc.............................  66,141    1,088,681
*   Darling Ingredients, Inc............................. 292,864    6,229,217
#   Dean Foods Co........................................ 128,683      536,608
#*  Edgewell Personal Care Co............................  56,522    2,229,793
#   Energizer Holdings, Inc..............................  91,522    4,338,143
#*  Farmer Brothers Co...................................  40,315      991,749
#   Flowers Foods, Inc...................................  60,749    1,194,325
    Fresh Del Monte Produce, Inc.........................  91,186    2,916,128
#*  Hostess Brands, Inc.................................. 102,636    1,179,288
#   Ingles Markets, Inc., Class A........................  46,616    1,330,421
    Inter Parfums, Inc...................................  63,168    4,198,145
    J&J Snack Foods Corp.................................  26,004    4,013,717
    John B. Sanfilippo & Son, Inc........................  30,778    2,100,599
    Lancaster Colony Corp................................  38,638    6,146,147
*   Landec Corp..........................................  76,604      972,105
*   Lifevantage Corp.....................................  32,797      487,036
*   Lifeway Foods, Inc...................................   4,180       11,746
    Limoneira Co.........................................  31,882      702,361
    Mannatech, Inc.......................................   1,440       27,389
#   Medifast, Inc........................................  33,584    4,273,228
#   MGP Ingredients, Inc.................................  44,536    3,197,239
#   National Beverage Corp...............................  81,150    6,803,616
*   Natural Alternatives International, Inc..............  21,559      240,598
#*  Natural Grocers by Vitamin Cottage, Inc..............  44,263      604,633
#   Natural Health Trends Corp...........................   1,244       20,389
*   Nature's Sunshine Products, Inc......................     216        1,728
    Nu Skin Enterprises, Inc., Class A...................  20,480    1,344,512
    Oil-Dri Corp. of America.............................  13,193      350,142
*   Performance Food Group Co............................  77,695    2,654,061
#   PriceSmart, Inc......................................  44,817    2,745,041
#*  Primo Water Corp.....................................  63,112      822,349
#*  Pyxus International, Inc.............................  13,986      226,993
#*  Revlon, Inc., Class A................................  39,245    1,028,219
#*  RiceBran Technologies................................   5,300       17,331
    Rocky Mountain Chocolate Factory, Inc................  10,522       90,489
#   Sanderson Farms, Inc.................................  46,425    5,714,918
    Seaboard Corp........................................      99      382,553
*   Seneca Foods Corp., Class A..........................  22,487      643,128
*   Seneca Foods Corp., Class B..........................   1,443       41,847
*   Simply Good Foods Co. (The)..........................   6,925      137,046
#*  Smart & Final Stores, Inc............................ 462,338    2,787,898
    SpartanNash Co.......................................  72,112    1,496,324
#   Spectrum Brands Holdings, Inc........................  18,278    1,021,375
#*  Sprouts Farmers Market, Inc..........................  53,456    1,281,875
#   Tootsie Roll Industries, Inc.........................  38,239    1,324,981
#*  TreeHouse Foods, Inc.................................  88,175    5,145,893
#   Turning Point Brands, Inc............................  28,162      997,216
#*  United Natural Foods, Inc............................  84,881    1,111,941
    United-Guardian, Inc.................................  14,172      282,165
    Universal Corp.......................................  33,750    1,947,375
*   USANA Health Sciences, Inc...........................  53,904    6,312,158
    Vector Group, Ltd.................................... 115,318    1,268,498
#   Village Super Market, Inc., Class A..................  19,588      526,721
#   WD-40 Co.............................................  19,775    3,594,106
#   Weis Markets, Inc....................................  36,255    1,759,093
                                                                  ------------
TOTAL CONSUMER STAPLES...................................          127,935,284
                                                                  ------------

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
ENERGY -- (4.1%)
    Adams Resources & Energy, Inc........................   8,197 $  324,847
*   Antero Resources Corp................................   2,100     21,126
*   Apergy Corp..........................................  30,194  1,015,122
#   Arch Coal, Inc., Class A.............................  35,084  3,091,953
    Archrock, Inc........................................ 114,637  1,082,173
#*  Ardmore Shipping Corp................................  28,863    163,653
*   Basic Energy Services, Inc...........................   6,400     30,400
#*  Bonanza Creek Energy, Inc............................  34,329    791,283
#*  Bristow Group, Inc...................................  44,078    145,017
#*  C&J Energy Services, Inc.............................   1,218     19,573
*   Cactus, Inc., Class A................................   6,473    212,444
#*  California Resources Corp............................  52,245  1,052,737
#*  Callon Petroleum Co.................................. 408,108  3,321,999
#*  CARBO Ceramics, Inc..................................   4,267     17,196
#*  Carrizo Oil & Gas, Inc............................... 130,262  1,599,617
#*  Centennial Resource Development, Inc., Class A.......  12,656    166,680
#*  Chaparral Energy, Inc., Class A......................     983      7,559
#*  Chesapeake Energy Corp............................... 239,045    681,278
*   Clean Energy Fuels Corp.............................. 254,263    483,100
#*  Cloud Peak Energy, Inc............................... 202,551     75,572
*   CNX Resources Corp................................... 419,720  5,095,401
*   CONSOL Energy, Inc...................................  38,723  1,375,828
#*  Contango Oil & Gas Co................................  55,108    208,308
#   Core Laboratories NV.................................   3,174    214,118
    CVR Energy, Inc......................................  29,913  1,201,007
*   Dawson Geophysical Co................................  40,082    156,721
    Delek US Holdings, Inc............................... 156,490  5,087,490
#*  Denbury Resources, Inc............................... 492,183    999,131
#   DHT Holdings, Inc.................................... 155,149    628,353
#*  Diamond Offshore Drilling, Inc.......................  54,992    601,063
*   Dorian LPG, Ltd......................................  54,163    296,813
#*  Dril-Quip, Inc.......................................  39,181  1,466,937
*   Earthstone Energy, Inc., Class A.....................  40,409    243,666
    EnLink Midstream LLC................................. 140,957  1,533,612
#   Ensco P.L.C., Class A................................ 591,183  2,601,205
*   Era Group, Inc.......................................  65,295    615,079
    Evolution Petroleum Corp.............................  69,704    520,689
*   Exterran Corp........................................ 115,912  2,012,232
#*  Extraction Oil & Gas, Inc............................  40,869    161,024
#*  Forum Energy Technologies, Inc....................... 182,765    897,376
#*  Frank's International NV.............................  46,817    266,389
    GasLog, Ltd..........................................  91,788  1,645,759
*   Geospace Technologies Corp...........................  18,158    272,915
#*  Goodrich Petroleum Corp..............................   7,444    101,834
#   Green Plains, Inc.................................... 107,602  1,529,024
*   Gulf Island Fabrication, Inc.........................  65,466    621,272
*   Gulfport Energy Corp.................................  67,159    563,464
    Hallador Energy Co...................................  44,558    252,421
*   Helix Energy Solutions Group, Inc.................... 231,146  1,578,727
#*  HighPoint Resources Corp............................. 256,531    718,287
#*  Independence Contract Drilling, Inc..................  18,337     62,713
*   International Seaways, Inc...........................  44,200    800,904
#*  ION Geophysical Corp.................................  20,332    182,378
*   Keane Group, Inc.....................................  89,935    906,545
#*  Key Energy Services, Inc.............................   1,193      1,992
*   KLX Energy Services Holdings, Inc....................  31,738    827,092
#*  Kosmos Energy, Ltd................................... 389,961  2,000,500
*   Laredo Petroleum, Inc................................  67,285    255,683
*   Lonestar Resources US, Inc., Class A.................  18,771     93,855

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
ENERGY -- (Continued)
#   Mammoth Energy Services, Inc.........................  11,994 $  265,427
#*  Matador Resources Co.................................  46,677    910,202
*   Matrix Service Co....................................  72,223  1,549,183
#*  McDermott International, Inc......................... 120,785  1,065,324
*   Midstates Petroleum Co., Inc.........................  22,125    214,170
*   Mitcham Industries, Inc..............................  12,886     51,286
    Nabors Industries, Ltd...............................  87,153    257,973
    NACCO Industries, Inc., Class A......................  15,945    543,406
*   Natural Gas Services Group, Inc......................  27,174    448,643
#*  NCS Multistage Holdings, Inc.........................   7,651     43,305
*   Newpark Resources, Inc............................... 409,450  3,402,530
#*  Noble Corp. P.L.C.................................... 333,792  1,101,514
#*  Northern Oil and Gas, Inc............................  98,566    249,372
#*  Oasis Petroleum, Inc................................. 430,686  2,592,730
*   Oceaneering International, Inc....................... 130,304  2,044,470
*   Oil States International, Inc........................  82,774  1,425,368
#   Panhandle Oil and Gas, Inc., Class A.................  39,775    636,400
*   Par Pacific Holdings, Inc............................  41,869    680,790
    Patterson-UTI Energy, Inc............................ 188,408  2,285,389
    PBF Energy, Inc., Class A............................ 218,320  7,994,878
#*  PDC Energy, Inc......................................  99,439  3,238,728
    Peabody Energy Corp.................................. 120,184  4,290,569
#*  Penn Virginia Corp...................................   8,023    420,887
#*  PHI, Inc. Non-Voting.................................  12,306     40,364
*   Pioneer Energy Services Corp.........................  19,496     28,854
*   ProPetro Holding Corp................................  66,860  1,092,492
#*  QEP Resources, Inc................................... 199,531  1,650,121
#   Range Resources Corp................................. 283,965  3,132,134
#*  Renewable Energy Group, Inc.......................... 118,975  3,438,378
#*  Resolute Energy Corp.................................  21,544    705,135
*   REX American Resources Corp..........................  18,425  1,343,735
*   RigNet, Inc..........................................  23,542    314,521
#*  Ring Energy, Inc.....................................  35,627    209,487
#*  Rowan Cos. P.L.C., Class A........................... 200,104  2,439,268
#   RPC, Inc............................................. 102,842  1,109,665
*   SandRidge Energy, Inc................................  21,701    179,901
#   Scorpio Tankers, Inc.................................  42,781    801,288
*   SEACOR Holdings, Inc.................................  24,678  1,021,422
#*  SEACOR Marine Holdings, Inc..........................  36,521    483,903
*   Select Energy Services, Inc., Class A................  16,684    141,814
#   SemGroup Corp., Class A..............................  42,552    681,683
#   Ship Finance International, Ltd......................  51,300    623,808
*   SilverBow Resources, Inc.............................   2,687     65,321
    SM Energy Co......................................... 151,674  2,975,844
#*  Smart Sand, Inc......................................   6,902     17,531
#   Solaris Oilfield Infrastructure, Inc., Class A.......  56,363    847,700
#*  Southwestern Energy Co............................... 786,184  3,435,624
#*  SRC Energy, Inc...................................... 523,885  2,577,514
#*  Superior Energy Services, Inc........................ 150,695    589,217
#*  Talos Energy, Inc....................................  14,298    273,092
*   TETRA Technologies, Inc.............................. 276,145    588,189
#*  Tidewater, Inc.......................................   4,512     97,098
#*  Transocean, Ltd...................................... 620,203  5,315,140
#*  Unit Corp............................................  76,497  1,220,892
#   US Silica Holdings, Inc..............................     742     10,002
#*  VAALCO Energy, Inc...................................  20,146     37,069
#*  W&T Offshore, Inc.................................... 351,728  1,772,709
#*  Whiting Petroleum Corp............................... 129,977  3,721,242

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
ENERGY -- (Continued)
    World Fuel Services Corp.............................  89,961 $  2,239,129
                                                                  ------------
TOTAL ENERGY.............................................          133,834,966
                                                                  ------------
FINANCIALS -- (18.4%)
#   1st Constitution Bancorp.............................     170        3,301
    1st Source Corp......................................  56,132    2,548,393
    Access National Corp.................................  19,408      458,223
    ACNB Corp............................................   1,396       50,814
*   Allegiance Bancshares, Inc...........................   8,120      291,670
    A-Mark Precious Metals, Inc..........................  11,350      147,209
#*  Ambac Financial Group, Inc...........................  28,864      546,107
    American Equity Investment Life Holding Co........... 129,659    4,060,920
    American National Bankshares, Inc....................  10,551      344,807
    American National Insurance Co.......................  10,537    1,466,645
    American River Bankshares............................   2,368       31,921
    Ameris Bancorp.......................................  72,247    2,741,774
    AMERISAFE, Inc.......................................  46,160    2,742,366
    AmeriServ Financial, Inc.............................  87,157      359,958
    Argo Group International Holdings, Ltd...............  60,193    4,017,281
    Arrow Financial Corp.................................  40,712    1,296,677
#   Artisan Partners Asset Management, Inc., Class A.....  73,760    1,720,083
#*  Ashford, Inc.........................................   1,313       85,345
    Aspen Insurance Holdings, Ltd........................  96,194    4,014,176
    Associated Banc-Corp................................. 276,878    5,994,409
#   Associated Capital Group, Inc., Class A..............     212        8,987
    Atlantic American Corp...............................   4,900       13,475
*   Atlantic Capital Bancshares, Inc.....................  18,072      326,742
*   Atlanticus Holdings Corp.............................  19,846       74,621
*   Atlas Financial Holdings, Inc........................   7,176       63,795
#   Auburn National Bancorporation, Inc..................     300        9,768
#*  Axos Financial, Inc.................................. 104,916    3,185,250
#   Banc of California, Inc..............................  74,170    1,081,399
    BancFirst Corp.......................................  44,276    2,376,736
*   Bancorp, Inc. (The).................................. 154,066    1,306,480
#   BancorpSouth Bank.................................... 196,194    5,724,941
    Bank of Commerce Holdings............................   8,387       89,657
#   Bank of Hawaii Corp..................................  68,402    5,289,527
    Bank of Marin Bancorp................................  19,870      833,348
    Bank of NT Butterfield & Son, Ltd. (The).............  10,618      372,161
#   Bank OZK.............................................     674       20,449
    BankFinancial Corp...................................  33,214      498,210
    BankUnited, Inc...................................... 101,041    3,416,196
#   Bankwell Financial Group, Inc........................   2,181       63,031
    Banner Corp..........................................  60,908    3,321,922
    Bar Harbor Bankshares................................  18,966      453,856
*   Baycom Corp..........................................   1,059       22,874
    BCB Bancorp, Inc.....................................   9,671      113,537
    Beneficial Bancorp, Inc.............................. 122,140    1,904,163
*   Berkshire Bancorp, Inc...............................     150        1,977
    Berkshire Hills Bancorp, Inc.........................  58,967    1,606,851
    BGC Partners, Inc., Class A..........................  81,306      503,284
*   Blucora, Inc.........................................  92,763    2,737,436
#   Blue Capital Reinsurance Holdings, Ltd...............   1,285        8,777
    Blue Hills Bancorp, Inc..............................  15,140      357,910
    Boston Private Financial Holdings, Inc............... 199,665    2,316,114
    Bridge Bancorp, Inc..................................  23,430      721,410
*   Brighthouse Financial, Inc...........................     689       25,727
    BrightSphere Investment Group P.L.C..................  61,568      761,596
    Brookline Bancorp, Inc............................... 132,821    1,975,048

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
    Bryn Mawr Bank Corp..................................  41,204 $1,524,136
*   BSB Bancorp, Inc.....................................   4,190    135,169
    C&F Financial Corp...................................   2,672    133,547
    Cadence BanCorp......................................  58,742  1,101,412
    California First National Bancorp....................   3,097     47,245
#   Cambridge Bancorp....................................     221     16,818
    Camden National Corp.................................  31,684  1,283,836
*   Cannae Holdings, Inc.................................  23,361    451,802
    Capital City Bank Group, Inc.........................  16,896    405,504
    Capitol Federal Financial, Inc....................... 240,235  3,091,824
    Capstar Financial Holdings, Inc......................   5,157     82,254
    Carolina Financial Corp..............................  17,522    606,612
#   Cathay General Bancorp............................... 206,467  7,664,055
#   CBTX, Inc............................................     436     14,061
    CenterState Banks Corp...............................  96,393  2,390,546
    Central Pacific Financial Corp.......................  36,153  1,035,060
    Central Valley Community Bancorp.....................   3,920     77,498
    Century Bancorp, Inc., Class A.......................   3,435    266,659
    Chemical Financial Corp..............................  94,699  4,210,317
    Chemung Financial Corp...............................     258     10,815
    Citizens & Northern Corp.............................  12,978    325,358
#   Citizens Community Bancorp, Inc......................  20,282    238,313
    Citizens Holding Co..................................     592     13,000
#*  Citizens, Inc........................................ 100,100    709,709
#   City Holding Co......................................  36,845  2,641,050
    Civista Bancshares, Inc..............................   4,025     75,388
    CNB Financial Corp...................................  18,699    472,524
    CNO Financial Group, Inc............................. 336,171  6,010,737
    Codorus Valley Bancorp, Inc..........................   3,272     72,311
#   Cohen & Steers, Inc..................................  57,906  2,179,003
    Colony Bankcorp, Inc.................................   1,629     25,543
    Columbia Banking System, Inc......................... 145,269  5,338,636
#   Community Bank System, Inc...........................  93,818  5,624,389
*   Community Bankers Trust Corp.........................   4,335     32,339
#   Community Financial Corp. (The)......................   1,099     32,475
    Community Trust Bancorp, Inc.........................  42,011  1,706,067
    Community West Bancshares............................   1,200     12,180
    ConnectOne Bancorp, Inc..............................  52,115  1,042,300
#*  Consumer Portfolio Services, Inc.....................  43,017    165,185
    County Bancorp, Inc..................................     952     16,289
#*  Cowen, Inc...........................................  46,810    756,918
    Crawford & Co., Class A..............................  69,252    662,742
    Crawford & Co., Class B..............................  50,444    486,785
*   Customers Bancorp, Inc............................... 137,533  2,705,274
#   CVB Financial Corp................................... 230,262  5,045,040
    Diamond Hill Investment Group, Inc...................   6,703  1,038,965
    Dime Community Bancshares, Inc.......................  93,580  1,845,398
    Donegal Group, Inc., Class A.........................  41,136    541,761
    Donegal Group, Inc., Class B.........................     870     10,818
*   Donnelley Financial Solutions, Inc...................  49,167    719,805
*   Eagle Bancorp, Inc...................................  58,242  3,196,321
#   Eaton Vance Corp.....................................  11,709    451,031
*   eHealth, Inc.........................................  50,417  3,083,504
#*  Elevate Credit, Inc..................................   8,593     38,239
    EMC Insurance Group, Inc.............................  45,244  1,487,623
    Employers Holdings, Inc..............................  63,359  2,684,521
#*  Encore Capital Group, Inc............................  43,194  1,275,951
*   Enova International, Inc.............................  80,339  1,851,814
*   Enstar Group, Ltd....................................  17,850  3,177,300

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
*   Entegra Financial Corp...............................   1,415 $   33,054
    Enterprise Bancorp, Inc..............................   5,676    183,619
    Enterprise Financial Services Corp...................  43,739  1,930,202
*   Equity Bancshares, Inc., Class A.....................  13,106    416,115
    ESSA Bancorp, Inc....................................  14,300    215,358
*   Essent Group, Ltd....................................  42,753  1,699,432
    Evans Bancorp, Inc...................................   2,846     99,610
    Evercore, Inc., Class A..............................  53,675  4,801,229
#*  EZCORP, Inc., Class A................................  69,426    647,050
    Farmers National Banc Corp...........................  20,368    264,173
    FB Financial Corp....................................   2,881     95,303
    FBL Financial Group, Inc., Class A...................  40,672  2,855,988
    Federal Agricultural Mortgage Corp., Class A.........   1,115     75,848
    Federal Agricultural Mortgage Corp., Class C.........  23,600  1,669,700
#   Federated Investors, Inc., Class B................... 167,751  4,383,334
    FedNat Holding Co....................................  33,288    602,846
    Fidelity Southern Corp...............................  66,906  2,037,957
    Financial Institutions, Inc..........................  36,632    982,470
*   First Acceptance Corp................................  96,214    108,722
    First American Financial Corp........................  49,655  2,486,722
    First Bancorp........................................  51,744  1,902,627
    First BanCorp........................................ 149,385  1,590,950
    First Bancorp, Inc...................................  13,687    354,083
    First Bancshares, Inc. (The).........................   5,227    169,407
    First Bank...........................................   6,366     71,554
    First Busey Corp.....................................  80,100  1,983,276
    First Business Financial Services, Inc...............   6,272    129,454
    First Choice Bancorp.................................   3,552     76,759
    First Citizens BancShares, Inc., Class A.............   1,503    612,518
    First Commonwealth Financial Corp.................... 162,486  2,209,810
    First Community Bancshares, Inc......................  41,219  1,413,812
    First Defiance Financial Corp........................  54,410  1,533,274
    First Financial Bancorp.............................. 173,297  4,562,910
#   First Financial Bankshares, Inc......................  62,558  3,822,294
    First Financial Corp.................................  25,478  1,056,573
    First Financial Northwest, Inc.......................  27,065    410,035
#*  First Foundation, Inc................................  47,919    696,263
    First Hawaiian, Inc..................................  19,212    494,325
    First Internet Bancorp...............................   8,388    167,760
    First Interstate BancSystem, Inc., Class A...........  76,271  2,968,467
    First Merchants Corp.................................  97,703  3,578,861
    First Mid-Illinois Bancshares, Inc...................   3,953    128,789
    First Midwest Bancorp, Inc........................... 183,633  4,043,599
    First Northwest Bancorp..............................   4,804     73,357
    First of Long Island Corp. (The).....................  34,849    722,071
    First United Corp....................................   1,912     30,974
    FirstCash, Inc.......................................  83,455  6,879,196
*   Flagstar Bancorp, Inc................................  77,798  2,400,068
    Flushing Financial Corp..............................  77,544  1,719,926
#   FNB Corp............................................. 173,089  2,016,487
#*  Franklin Financial Network, Inc......................  26,821    854,785
    FS Bancorp, Inc......................................   1,974     95,838
#   Fulton Financial Corp................................ 354,355  5,687,398
#   GAIN Capital Holdings, Inc...........................  26,997    174,671
    GAMCO Investors, Inc., Class A.......................  16,705    333,265
*   Genworth Financial, Inc., Class A....................   6,100     29,524
    German American Bancorp, Inc.........................  52,618  1,539,076
#   Glacier Bancorp, Inc................................. 134,100  5,656,338
    Global Indemnity, Ltd................................  24,008    789,863

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
    Great Southern Bancorp, Inc..........................  34,088 $1,818,254
    Great Western Bancorp, Inc...........................  68,277  2,409,495
*   Green Dot Corp., Class A.............................  84,511  6,255,504
#   Greenhill & Co., Inc................................. 119,814  3,002,539
#*  Greenlight Capital Re, Ltd., Class A................. 140,116  1,453,003
    Guaranty Bancshares, Inc.............................     965     28,950
    Guaranty Federal Bancshares, Inc.....................   2,022     45,495
*   Hallmark Financial Services, Inc.....................  33,293    322,942
#   Hamilton Lane, Inc., Class A.........................   6,634    240,615
    Hancock Whitney Corp.................................  88,958  3,654,395
    Hanmi Financial Corp.................................  80,861  1,773,282
    Hanover Insurance Group, Inc. (The)..................  50,699  5,781,714
*   HarborOne Bancorp, Inc...............................   6,449     97,896
#   Hawthorn Bancshares, Inc.............................   2,114     48,326
    HCI Group, Inc.......................................  33,285  1,577,043
#   Heartland Financial USA, Inc.........................  44,294  2,009,176
#   Hennessy Advisors, Inc...............................   2,761     31,862
    Heritage Commerce Corp............................... 131,114  1,739,883
#   Heritage Financial Corp..............................  54,712  1,694,978
    Heritage Insurance Holdings, Inc.....................  16,945    246,041
    Hilltop Holdings, Inc................................ 197,180  3,630,084
    Hingham Institution for Savings......................   1,689    312,296
*   HMN Financial, Inc...................................   2,746     54,618
    Home Bancorp, Inc....................................   1,387     49,044
#   Home BancShares, Inc................................. 240,974  4,412,234
*   HomeStreet, Inc......................................  48,943  1,197,635
    HomeTrust Bancshares, Inc............................  11,678    315,306
    Hope Bancorp, Inc.................................... 260,431  3,726,768
    HopFed Bancorp, Inc..................................   5,577    109,421
    Horace Mann Educators Corp...........................  77,779  3,239,495
    Horizon Bancorp, Inc.................................  59,677    963,187
    Houlihan Lokey, Inc..................................  17,046    754,115
*   Howard Bancorp, Inc..................................   6,442     82,651
    IBERIABANK Corp......................................  23,864  1,763,311
#   Independence Holding Co..............................   2,009     71,842
#   Independent Bank Corp................................  43,062  3,435,486
    Independent Bank Corp................................  21,971    486,877
    Independent Bank Group, Inc..........................  45,778  2,415,247
#   Interactive Brokers Group, Inc., Class A............. 114,563  5,773,975
    International Bancshares Corp........................ 113,925  4,040,920
*   INTL. FCStone, Inc...................................  33,417  1,277,532
    Investar Holding Corp................................     678     15,635
    Investment Technology Group, Inc.....................  71,938  2,176,844
    Investors Bancorp, Inc...............................  25,119    304,945
    Investors Title Co...................................   2,194    378,970
    James River Group Holdings, Ltd......................  31,142  1,201,147
    Kearny Financial Corp................................ 175,852  2,257,940
    Kemper Corp..........................................  86,600  6,510,588
    Kentucky First Federal Bancorp.......................   3,402     26,365
    Kingstone Cos., Inc..................................  18,315    301,282
    Kinsale Capital Group, Inc...........................   5,791    335,878
    Ladenburg Thalmann Financial Services, Inc........... 230,662    664,307
    Lake Shore Bancorp, Inc..............................     338      5,408
    Lakeland Bancorp, Inc................................  78,607  1,230,200
    Lakeland Financial Corp..............................  60,442  2,721,703
    Landmark Bancorp, Inc................................   3,138     72,362
    LCNB Corp............................................   2,648     43,692
    LegacyTexas Financial Group, Inc.....................  88,509  3,526,199
    Legg Mason, Inc......................................      30        894

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
#*  LendingClub Corp.....................................  93,250 $  297,467
#*  LendingTree, Inc.....................................  16,526  4,897,315
*   Limestone Bancorp, Inc...............................     857     12,444
#   Live Oak Bancshares, Inc.............................   8,394    116,677
    Macatawa Bank Corp...................................  59,005    575,889
    Mackinac Financial Corp..............................   7,750    122,062
*   Magyar Bancorp, Inc..................................     809      9,506
*   Malvern Bancorp, Inc.................................   1,300     27,196
    Marlin Business Services Corp........................  37,093    823,094
    MB Financial, Inc.................................... 139,871  6,207,475
#*  MBIA, Inc............................................ 159,089  1,528,845
    MBT Financial Corp...................................  29,000    290,290
    Mercantile Bank Corp.................................  24,617    817,284
#   Merchants Bancorp....................................     700     13,699
#   Mercury General Corp.................................  77,822  4,023,397
    Meridian Bancorp, Inc................................  98,226  1,555,409
    Meta Financial Group, Inc............................  60,767  1,431,063
*   MGIC Investment Corp................................. 216,764  2,705,215
    Mid Penn Bancorp, Inc................................   2,400     55,560
    Middlefield Banc Corp................................     307     13,127
    Midland States Bancorp, Inc..........................   8,443    203,561
#   MidSouth Bancorp, Inc................................  22,725    259,519
    MidWestOne Financial Group, Inc......................   9,347    259,005
    Moelis & Co., Class A................................  27,882  1,219,837
    Morningstar, Inc.....................................   2,032    252,273
*   Mr Cooper Group, Inc.................................   9,636    148,298
    MutualFirst Financial, Inc...........................   8,685    251,865
    National Bank Holdings Corp., Class A................  58,487  1,869,244
#   National Bankshares, Inc.............................   1,806     62,722
*   National Commerce Corp...............................  13,132    534,669
    National General Holdings Corp.......................  67,093  1,620,296
    National Security Group, Inc. (The)..................   1,000     12,000
    National Western Life Group, Inc., Class A...........   2,343    710,632
    Navient Corp......................................... 208,021  2,371,439
    Navigators Group, Inc. (The).........................  46,470  3,243,606
#   NBT Bancorp, Inc.....................................  81,455  2,901,427
    Nelnet, Inc., Class A................................  59,149  3,111,237
>>  NewStar Financial, Inc............................... 112,900     21,982
*   Nicholas Financial, Inc..............................   9,480     99,730
*   Nicolet Bankshares, Inc..............................   2,003    109,544
*   NMI Holdings, Inc., Class A.......................... 102,175  2,247,850
#   Northeast Bancorp....................................   5,768    113,745
#   Northfield Bancorp, Inc..............................  82,458  1,179,974
    Northrim BanCorp, Inc................................  11,583    383,745
#   Northwest Bancshares, Inc............................ 244,447  4,312,045
    Norwood Financial Corp...............................     949     27,825
    OceanFirst Financial Corp............................  77,284  1,855,589
#   OFG Bancorp..........................................  76,445  1,481,504
    Ohio Valley Banc Corp................................     600     21,528
    Old Line Bancshares, Inc.............................  23,389    631,737
    Old National Bancorp................................. 199,352  3,217,541
    Old Second Bancorp, Inc..............................  38,714    543,157
*   On Deck Capital, Inc................................. 175,552  1,320,151
*   OneMain Holdings, Inc................................  45,669  1,365,046
    Oppenheimer Holdings, Inc., Class A..................  10,748    289,444
    Opus Bank............................................  39,376    822,958
#   Oritani Financial Corp............................... 104,517  1,762,157
    Orrstown Financial Services, Inc.....................   2,254     42,443
*   Pacific Mercantile Bancorp...........................  35,354    277,882

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
*   Pacific Premier Bancorp, Inc.........................  38,361 $1,141,240
#   Park National Corp...................................  16,584  1,559,228
    Parke Bancorp, Inc...................................   3,033     59,507
    PCSB Financial Corp..................................   1,000     20,310
    Peapack Gladstone Financial Corp.....................  31,336    836,358
    Penns Woods Bancorp, Inc.............................   5,789    204,525
#   Pennymac Financial Services, Inc.....................  20,262    419,018
    Peoples Bancorp of North Carolina, Inc...............   1,084     28,184
    Peoples Bancorp, Inc.................................  32,963  1,054,816
    Peoples Financial Services Corp......................      60      2,474
    People's United Financial, Inc.......................  14,018    229,615
    People's Utah Bancorp................................  20,563    604,552
    Pinnacle Financial Partners, Inc.....................  66,239  3,561,671
    Piper Jaffray Cos....................................  17,595  1,214,583
    PJT Partners, Inc., Class A..........................  28,874  1,255,441
    Popular, Inc.........................................  93,185  5,088,833
#*  PRA Group, Inc.......................................  77,191  2,277,906
    Preferred Bank.......................................  27,471  1,279,050
    Premier Financial Bancorp, Inc.......................  15,311    218,488
    Primerica, Inc.......................................  56,551  6,354,636
    ProAssurance Corp....................................  88,270  3,765,598
#   Prosperity Bancshares, Inc...........................   3,383    240,667
    Protective Insurance Corp., Class A..................     550     10,312
    Protective Insurance Corp., Class B..................  19,594    361,117
#*  Provident Bancorp, Inc...............................     257      5,811
    Provident Financial Holdings, Inc....................   6,061    103,037
    Provident Financial Services, Inc.................... 105,610  2,609,623
    Prudential Bancorp, Inc..............................   1,711     31,209
    Pzena Investment Management, Inc., Class A...........  36,193    317,051
    QCR Holdings, Inc....................................  20,343    696,951
    Radian Group, Inc.................................... 324,032  6,234,376
    RBB Bancorp..........................................   2,141     39,930
*   Regional Management Corp.............................  18,183    499,669
    Renasant Corp........................................  81,470  2,893,814
    Republic Bancorp, Inc., Class A......................  39,187  1,633,706
*   Republic First Bancorp, Inc..........................  46,822    276,250
    Riverview Bancorp, Inc...............................  35,490    264,400
#   RLI Corp.............................................  70,858  4,677,337
#   S&T Bancorp, Inc.....................................  62,285  2,392,990
#*  Safeguard Scientifics, Inc...........................  55,071    522,624
    Safety Insurance Group, Inc..........................  38,135  3,138,892
    Salisbury Bancorp, Inc...............................     551     22,194
    Sandy Spring Bancorp, Inc............................  62,290  2,031,277
#   SB One Bancorp.......................................   2,102     46,034
*   Seacoast Banking Corp. of Florida....................  59,709  1,643,192
*   Security National Financial Corp., Class A...........   3,664     19,343
*   Select Bancorp, Inc..................................   2,536     30,686
    Selective Insurance Group, Inc.......................  96,545  5,881,521
#   ServisFirst Bancshares, Inc..........................  67,554  2,279,947
    Shore Bancshares, Inc................................   2,703     40,275
    SI Financial Group, Inc..............................  37,462    482,511
*   Siebert Financial Corp...............................   7,500     82,950
    Sierra Bancorp.......................................  29,330    780,178
    Silvercrest Asset Management Group, Inc., Class A....   4,500     59,940
    Simmons First National Corp., Class A................ 156,136  3,862,805
*   SmartFinancial, Inc..................................   2,757     53,210
    South State Corp.....................................  53,881  3,575,004
*   Southern First Bancshares, Inc.......................  11,342    408,199
    Southern Missouri Bancorp, Inc.......................   5,227    184,043

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
    Southern National Bancorp of Virginia, Inc...........  10,264 $  154,781
#   Southside Bancshares, Inc............................  57,056  1,882,277
    Southwest Georgia Financial Corp.....................   1,439     31,600
    State Auto Financial Corp............................  39,229  1,333,786
    Sterling Bancorp..................................... 290,961  5,598,090
    Stewart Information Services Corp....................  48,701  2,164,759
    Stifel Financial Corp................................  91,446  4,377,520
    Stock Yards Bancorp, Inc.............................  47,361  1,637,270
    Summit Financial Group, Inc..........................   2,257     53,107
    Summit State Bank....................................   1,000     11,680
    Synovus Financial Corp...............................  56,358  1,996,200
    TCF Financial Corp................................... 354,252  7,850,224
    Territorial Bancorp, Inc.............................  21,514    593,356
*   Texas Capital Bancshares, Inc........................  35,342  2,059,378
#   TFS Financial Corp...................................   6,500    106,015
*   Third Point Reinsurance, Ltd.........................  31,896    335,227
    Timberland Bancorp, Inc..............................  16,488    463,643
    Tiptree, Inc.........................................  68,482    407,468
    Tompkins Financial Corp..............................  26,932  1,980,579
    Towne Bank...........................................  97,112  2,521,027
    TriCo Bancshares.....................................  41,051  1,548,444
#*  TriState Capital Holdings, Inc.......................  58,328  1,187,558
#*  Triumph Bancorp, Inc.................................  20,152    613,830
    TrustCo Bank Corp. NY................................ 208,268  1,616,160
#   Trustmark Corp....................................... 131,234  4,137,808
    UMB Financial Corp...................................  83,669  5,384,937
    Umpqua Holdings Corp.................................  18,699    330,598
*   Unico American Corp..................................   4,300     27,068
    Union Bankshares Corp................................  95,576  3,016,379
    United Bancshares, Inc...............................     110      2,474
#   United Bankshares, Inc............................... 162,418  5,744,725
    United Community Banks, Inc.......................... 118,378  3,044,682
    United Community Financial Corp...................... 100,225    950,133
    United Financial Bancorp, Inc........................ 143,947  2,131,855
    United Fire Group, Inc...............................  39,695  2,064,140
    United Insurance Holdings Corp.......................  64,493  1,052,526
    United Security Bancshares...........................   7,256     74,447
    Unity Bancorp, Inc...................................   9,777    193,682
    Universal Insurance Holdings, Inc.................... 101,962  3,846,007
    Univest Financial Corp...............................  52,958  1,243,983
#   Valley National Bancorp.............................. 519,073  5,247,828
    Value Line, Inc......................................   3,230     69,283
#*  Veritex Holdings, Inc................................  73,713  1,950,446
*   Victory Capital Holdings, Inc., Class A..............   9,260    100,934
#   Virtu Financial, Inc., Class A.......................   4,300    109,865
#   Virtus Investment Partners, Inc......................  22,448  2,019,647
#   Waddell & Reed Financial, Inc., Class A.............. 153,613  2,629,855
    Walker & Dunlop, Inc.................................  58,622  2,817,959
    Washington Federal, Inc.............................. 193,136  5,618,326
    Washington Trust Bancorp, Inc........................  37,710  1,962,428
    Waterstone Financial, Inc............................  83,761  1,315,048
    Webster Financial Corp...............................  35,000  1,885,800
    WesBanco, Inc........................................  86,583  3,516,136
    West Bancorporation, Inc.............................  41,449    892,811
#   Westamerica Bancorporation...........................  36,473  2,285,398
    Western New England Bancorp, Inc.....................  49,422    457,153
    Westwood Holdings Group, Inc.........................  17,829    652,898
    White Mountains Insurance Group, Ltd.................   1,975  1,764,820
    Wintrust Financial Corp..............................  62,888  4,473,852

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
FINANCIALS -- (Continued)
    WisdomTree Investments, Inc.......................... 105,778 $    708,713
#*  World Acceptance Corp................................  25,209    2,613,921
    WSFS Financial Corp..................................  52,797    2,226,449
    WVS Financial Corp...................................     700       10,864
                                                                  ------------
TOTAL FINANCIALS.........................................          604,929,061
                                                                  ------------
HEALTH CARE -- (8.7%)
#*  Acadia Healthcare Co., Inc........................... 119,368    3,265,908
*   Accuray, Inc......................................... 113,286      498,458
*   Achillion Pharmaceuticals, Inc....................... 223,519      489,507
#*  Aclaris Therapeutics, Inc............................  36,597      255,081
#*  Acorda Therapeutics, Inc.............................  81,296    1,351,952
#*  Adamas Pharmaceuticals, Inc..........................  11,045       99,405
*   Addus HomeCare Corp..................................  43,035    2,588,555
*   Aduro Biotech, Inc...................................  28,633       85,326
*   Adverum Biotechnologies, Inc.........................  44,238      140,677
#*  Aeglea BioTherapeutics, Inc..........................  18,340      167,628
#*  Agios Pharmaceuticals, Inc...........................   1,397       74,879
#*  Akebia Therapeutics, Inc.............................  25,426      140,097
*   Akorn, Inc...........................................  79,576      299,206
#*  Albireo Pharma, Inc..................................   7,101      184,626
#*  Alder Biopharmaceuticals, Inc........................ 105,804    1,489,720
#*  Aldeyra Therapeutics, Inc............................     777        6,845
*   Alliqua BioMedical, Inc..............................   5,053       12,329
*   Allscripts Healthcare Solutions, Inc................. 226,412    2,669,397
#*  Altimmune, Inc.......................................   5,313       16,948
#*  AMAG Pharmaceuticals, Inc............................  46,709      764,626
*   Amedisys, Inc........................................  68,500    8,984,460
#*  American Renal Associates Holdings, Inc..............  49,726      602,679
#*  Amicus Therapeutics, Inc.............................  59,459      715,886
#*  AMN Healthcare Services, Inc.........................  86,819    5,625,003
#*  Amneal Pharmaceuticals, Inc..........................  19,335      237,434
*   Amphastar Pharmaceuticals, Inc.......................  88,418    2,012,394
#*  AnaptysBio, Inc......................................   3,404      225,753
#*  AngioDynamics, Inc...................................  57,529    1,213,862
#*  ANI Pharmaceuticals, Inc.............................  40,467    2,174,697
#*  Anika Therapeutics, Inc..............................  47,800    1,815,922
#*  Apollo Endosurgery, Inc..............................   3,322       11,527
*   Apollo Medical Holdings, Inc.........................     364        7,109
*   Applied Genetic Technologies Corp....................  30,527       90,360
#*  Aptevo Therapeutics, Inc.............................  30,042       48,067
    Apyx Medical Corp....................................  11,877      102,974
*   Aquinox Pharmaceuticals, Inc.........................   8,321       19,138
#*  Aratana Therapeutics, Inc............................  78,407      347,343
*   Aravive, Inc.........................................   8,700       34,974
*   Ardelyx, Inc.........................................  49,066      103,039
*   Arena Pharmaceuticals, Inc...........................  16,742      769,630
*   Assembly Biosciences, Inc............................   6,126      139,550
#*  Assertio Therapeutics, Inc........................... 103,102      459,835
#*  Atara Biotherapeutics, Inc...........................  23,307      885,666
    Atrion Corp..........................................   3,399    2,535,110
*   Audentes Therapeutics, Inc...........................  22,843      566,506
*   Avanos Medical, Inc..................................  80,789    3,679,939
#*  Bellicum Pharmaceuticals, Inc........................   2,593        8,557
#*  BioScrip, Inc........................................ 166,128      603,045
*   BioSpecifics Technologies Corp.......................  17,971    1,167,756
#*  BioTelemetry, Inc.................................... 102,457    7,358,462
*   Brookdale Senior Living, Inc.........................  76,904      626,768
*   Calithera Biosciences, Inc...........................  47,159      210,329

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
HEALTH CARE -- (Continued)
#*  Calyxt, Inc..........................................     819 $   10,868
#*  Cambrex Corp.........................................  72,842  3,179,553
    Cantel Medical Corp..................................  83,217  6,775,528
*   Capital Senior Living Corp...........................  96,453    672,277
*   Cardiovascular Systems, Inc..........................   1,244     38,726
#*  CASI Pharmaceuticals, Inc............................   3,000     10,380
*   Castlight Health, Inc., Class B......................  70,410    209,118
*   Catalyst Biosciences, Inc............................  35,190    309,320
#*  Catalyst Pharmaceuticals, Inc........................  39,874    100,482
*   Cellular Biomedicine Group, Inc......................     367      6,522
#*  Champions Oncology, Inc..............................   9,812    120,001
*   Charles River Laboratories International, Inc........  26,784  3,299,521
#*  Chembio Diagnostics, Inc.............................   1,700     11,883
    Chemed Corp..........................................  22,874  6,815,080
*   ChemoCentryx, Inc....................................  55,260    676,382
*   Chimerix, Inc........................................  24,961     58,159
*   Civitas Solutions, Inc...............................  34,969    620,000
#*  Clovis Oncology, Inc.................................   7,879    199,811
#*  Collegium Pharmaceutical, Inc........................  23,948    383,407
    Computer Programs & Systems, Inc.....................  12,526    328,682
*   Concert Pharmaceuticals, Inc.........................  37,780    534,587
    CONMED Corp..........................................  47,238  3,323,193
#*  Corcept Therapeutics, Inc............................ 131,043  1,465,061
*   CorVel Corp..........................................  44,234  2,763,298
#*  Corvus Pharmaceuticals, Inc..........................  25,047     99,938
*   Cross Country Healthcare, Inc........................  56,616    545,212
#*  CryoLife, Inc........................................ 114,699  3,201,249
*   Cumberland Pharmaceuticals, Inc......................  43,217    231,211
*   Cutera, Inc..........................................  46,253    664,193
#*  Cymabay Therapeutics, Inc............................  39,800    346,260
#*  Cytokinetics, Inc....................................  24,940    175,328
#*  Deciphera Pharmaceuticals, Inc.......................   8,744    234,951
#*  Dermira, Inc.........................................  86,060    567,996
    Digirad Corp.........................................  40,501     28,573
#*  Diplomat Pharmacy, Inc...............................  46,039    667,566
#*  Eagle Pharmaceuticals, Inc...........................   5,688    240,375
#*  Eiger BioPharmaceuticals, Inc........................   3,008     42,052
*   Electromed, Inc......................................   9,750     55,430
*   Emergent BioSolutions, Inc...........................  69,905  4,361,373
#*  Enanta Pharmaceuticals, Inc..........................  52,726  4,188,026
*   Endo International P.L.C............................. 225,167  2,195,378
    Ensign Group, Inc. (The).............................  77,518  3,377,459
*   Enzo Biochem, Inc....................................  57,031    214,437
#*  Epizyme, Inc.........................................  44,028    449,966
#*  Evolent Health, Inc., Class A........................ 132,925  2,350,114
*   Five Prime Therapeutics, Inc.........................  51,077    574,616
*   FONAR Corp...........................................   9,649    213,243
#*  G1 Therapeutics, Inc.................................   3,412     72,983
*   Genomic Health, Inc..................................   1,800    136,458
#*  Global Blood Therapeutics, Inc.......................  24,086  1,153,960
*   Globus Medical, Inc., Class A........................  49,092  2,211,595
#*  GlycoMimetics, Inc...................................  38,720    433,664
*   Haemonetics Corp.....................................  45,453  4,495,756
#*  Halozyme Therapeutics, Inc...........................  37,422    605,488
*   Harvard Bioscience, Inc..............................  60,136    206,266
#*  HealthEquity, Inc....................................  23,878  1,488,555
    HealthStream, Inc....................................  81,548  2,051,748
#*  Heska Corp...........................................  19,802  1,952,477
    Hill-Rom Holdings, Inc...............................   8,397    839,868

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
HEALTH CARE -- (Continued)
*   HMS Holdings Corp....................................  80,062 $2,401,059
*   Horizon Pharma P.L.C................................. 209,169  4,495,042
#*  Icad, Inc............................................   2,400     12,960
#*  ICU Medical, Inc.....................................  20,567  5,117,070
*   Idera Pharmaceuticals, Inc...........................   4,460     11,284
*   InfuSystem Holdings, Inc.............................   3,700     13,986
#*  Innoviva, Inc........................................ 115,724  1,978,880
#*  Inogen, Inc..........................................  10,556  1,596,173
#*  Inovio Pharmaceuticals, Inc..........................  47,136    236,151
#*  Insmed, Inc..........................................  21,563    524,197
#*  Inspire Medical Systems, Inc.........................   6,164    330,575
*   Integer Holdings Corp................................  61,421  4,974,487
*   Integra LifeSciences Holdings Corp...................  85,708  4,059,131
#*  Intellia Therapeutics, Inc...........................  19,892    281,273
#*  Intra-Cellular Therapies, Inc........................  49,905    600,856
*   IntriCon Corp........................................  15,654    405,752
#   Invacare Corp........................................  64,041    329,171
#*  Invitae Corp.........................................   4,963     69,879
#*  Iovance Biotherapeutics, Inc.........................  52,535    480,695
*   IRIDEX Corp..........................................   4,751     22,472
*   Jounce Therapeutics, Inc.............................  12,500     52,375
#*  Kadmon Holdings, Inc.................................   7,600     18,316
*   Kala Pharmaceuticals, Inc............................  48,671    269,151
*   KalVista Pharmaceuticals, Inc........................   2,723     50,893
#*  Karyopharm Therapeutics, Inc.........................  32,131    272,150
    Kewaunee Scientific Corp.............................   2,424     78,053
*   Kindred Biosciences, Inc.............................  72,130    710,481
#*  Kura Oncology, Inc...................................   9,266    147,329
#*  Lannett Co., Inc.....................................   4,756     35,480
*   Lantheus Holdings, Inc...............................  76,715  1,290,346
#   LeMaitre Vascular, Inc...............................  67,138  1,600,570
#*  LHC Group, Inc.......................................  68,923  7,287,229
#*  Ligand Pharmaceuticals, Inc..........................  21,940  2,591,114
*   LivaNova P.L.C.......................................  34,061  3,144,512
#   Luminex Corp.........................................  82,868  2,311,189
*   MacroGenics, Inc.....................................  64,822    760,362
*   Madrigal Pharmaceuticals, Inc........................      96     11,113
*   Magellan Health, Inc.................................  45,979  2,995,992
#*  Mallinckrodt P.L.C................................... 122,180  2,670,855
#*  Medidata Solutions, Inc..............................  11,851    840,947
*   MEDNAX, Inc..........................................   3,395    122,593
*   Medpace Holdings, Inc................................  10,261    660,808
#*  MEI Pharma, Inc......................................  24,871     67,152
#*  Melinta Therapeutics, Inc............................   3,823      3,227
    Meridian Bioscience, Inc............................. 172,989  2,835,290
#*  Merit Medical Systems, Inc...........................  73,976  4,181,863
#*  Merrimack Pharmaceuticals, Inc.......................   8,022     44,522
*   Micron Solutions, Inc................................   5,700     14,250
#*  Minerva Neurosciences, Inc...........................  96,834    637,168
*   Miragen Therapeutics, Inc............................  35,100    100,386
#*  Mirati Therapeutics, Inc.............................   4,051    267,690
*   Misonix, Inc.........................................   1,809     35,185
#*  Molecular Templates, Inc.............................   4,100     19,434
*   Molina Healthcare, Inc...............................  26,965  3,585,806
*   Momenta Pharmaceuticals, Inc.........................  28,626    339,504
*   Myriad Genetics, Inc.................................  99,445  2,803,355
    National HealthCare Corp.............................  24,420  1,961,659
    National Research Corp...............................  42,285  1,690,554
#*  Natus Medical, Inc...................................  81,179  2,738,979

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
HEALTH CARE -- (Continued)
*   Neogen Corp..........................................  51,156 $3,115,912
#*  NeoGenomics, Inc.....................................  52,536    873,148
*   NextGen Healthcare, Inc..............................  97,888  1,730,660
#*  NuVasive, Inc........................................  67,327  3,375,776
*   Nuvectra Corp........................................  43,811    613,354
#*  ObsEva SA............................................   3,884     49,210
#*  Ocular Therapeutix, Inc..............................  21,803     82,415
*   Omnicell, Inc........................................  93,919  6,116,944
#*  Ophthotech Corp......................................  31,731     39,981
*   OraSure Technologies, Inc............................ 184,502  2,370,851
*   Orthofix Medical, Inc................................  38,013  2,056,883
#   Owens & Minor, Inc................................... 139,631  1,057,007
*   Pacira Pharmaceuticals, Inc..........................  12,438    505,978
#   Patterson Cos., Inc..................................  47,299  1,054,295
#*  PDL BioPharma, Inc................................... 217,634    692,076
#*  PetIQ, Inc...........................................   8,096    246,280
*   Pfenex, Inc..........................................  25,758    101,487
    Phibro Animal Health Corp., Class A..................  21,601    674,383
*   Pieris Pharmaceuticals, Inc..........................  18,833     54,051
#*  PolarityTE, Inc......................................   5,800    102,776
#*  Prestige Consumer Healthcare, Inc.................... 110,081  3,073,462
*   Pro-Dex, Inc.........................................   2,400     36,600
#*  Progenics Pharmaceuticals, Inc.......................  45,070    199,660
*   Protagonist Therapeutics, Inc........................  26,590    216,709
#*  Prothena Corp. P.L.C.................................  54,024    634,782
*   Providence Service Corp. (The).......................  41,699  2,674,574
    Psychemedics Corp....................................   9,630    174,785
*   PTC Therapeutics, Inc................................  31,950    994,604
#*  Pulse Biosciences, Inc...............................   2,000     26,720
*   Quidel Corp..........................................  56,818  3,297,149
#*  Quorum Health Corp...................................  48,975    143,497
*   R1 RCM, Inc..........................................  37,941    308,081
*   Ra Pharmaceuticals, Inc..............................  20,609    423,103
*   RadNet, Inc.......................................... 100,345  1,369,709
#*  Recro Pharma, Inc....................................   6,497     53,860
*   REGENXBIO, Inc.......................................  18,648    819,766
#*  Repligen Corp........................................  70,302  4,007,917
*   Retrophin, Inc.......................................  65,577  1,413,840
#*  Revance Therapeutics, Inc............................  23,109    399,092
#*  Rhythm Pharmaceuticals, Inc..........................     800     21,280
#*  Rigel Pharmaceuticals, Inc........................... 131,167    283,321
#*  Rocket Pharmaceuticals, Inc..........................   4,100     58,958
*   RTI Surgical, Inc.................................... 164,783    723,397
#*  Sangamo Therapeutics, Inc............................  70,036    818,721
#*  Savara, Inc..........................................   5,004     37,980
*   SeaSpine Holdings Corp...............................  30,062    459,648
*   Select Medical Holdings Corp......................... 206,482  3,225,249
#*  Sienna Biopharmaceuticals, Inc.......................   2,651      7,105
    Simulations Plus, Inc................................  38,913    749,464
#*  Spark Therapeutics, Inc..............................  11,602    554,808
#*  Spectrum Pharmaceuticals, Inc........................  94,746  1,061,155
*   Spring Bank Pharmaceuticals, Inc.....................   1,200     12,996
#*  STAAR Surgical Co....................................  10,813    386,349
*   Stemline Therapeutics, Inc...........................  27,857    308,098
#*  Supernus Pharmaceuticals, Inc........................  54,351  2,072,404
*   Surface Oncology, Inc................................   2,500     14,375
*   Surmodics, Inc.......................................  41,143  2,356,260
#*  Syndax Pharmaceuticals, Inc..........................  52,964    296,598
#*  Syneos Health, Inc...................................  36,008  1,837,848

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
HEALTH CARE -- (Continued)
#*  Synlogic, Inc........................................  18,810 $    151,985
#*  Syros Pharmaceuticals, Inc...........................  16,712      100,105
#   Taro Pharmaceutical Industries, Ltd..................     900       85,626
#*  Teladoc Health, Inc..................................   5,491      352,522
#*  Tenet Healthcare Corp................................ 168,410    3,703,336
#*  Tetraphase Pharmaceuticals, Inc...................... 696,164      856,282
#*  Tivity Health, Inc...................................  75,463    1,679,806
#*  Tocagen, Inc.........................................   2,443       27,508
*   Tonix Pharmaceuticals Holding Corp...................     842        1,633
#*  Triple-S Management Corp., Class B...................  36,746      740,799
#*  Ultragenyx Pharmaceutical Inc........................  15,176      748,480
#   US Physical Therapy, Inc.............................  29,093    3,080,658
    Utah Medical Products, Inc...........................  12,265    1,152,174
#*  Vanda Pharmaceuticals, Inc...........................  13,182      357,628
#*  Varex Imaging Corp...................................  22,743      647,948
#*  Verastem, Inc........................................  76,950      252,396
#*  Vocera Communications, Inc...........................   5,957      243,165
#*  Wright Medical Group NV..............................  37,558    1,120,731
#*  Xencor, Inc..........................................   9,173      331,145
#*  XOMA Corp............................................   1,028       12,408
#*  Zafgen, Inc..........................................  41,746      185,352
#*  Zogenix, Inc.........................................  36,081    1,578,544
#*  Zynerba Pharmaceuticals, Inc.........................   2,800       14,672
                                                                  ------------
TOTAL HEALTH CARE........................................          285,651,816
                                                                  ------------
INDUSTRIALS -- (17.5%)
#   AAON, Inc............................................ 102,100    3,771,574
    AAR Corp.............................................  58,300    2,196,744
#   ABM Industries, Inc.................................. 101,548    3,471,926
*   Acacia Research Corp.................................  71,299      216,749
    ACCO Brands Corp..................................... 158,432    1,398,955
#   Acme United Corp.....................................  11,226      187,586
    Actuant Corp., Class A............................... 101,888    2,332,216
*   Advanced Disposal Services, Inc......................   1,724       43,445
    Advanced Drainage Systems, Inc.......................  59,115    1,507,432
*   Aegion Corp..........................................  68,967    1,251,751
#*  Aerojet Rocketdyne Holdings, Inc..................... 116,490    4,597,860
#*  Aerovironment, Inc...................................  60,537    4,701,303
    AGCO Corp............................................   9,666      620,557
    Air Lease Corp.......................................  74,564    2,828,958
*   Air Transport Services Group, Inc.................... 135,037    3,207,129
    Alamo Group, Inc.....................................  27,770    2,391,830
    Albany International Corp., Class A..................  51,795    3,556,245
#   Allegiant Travel Co..................................  22,363    2,907,190
    Allied Motion Technologies, Inc......................  35,135    1,481,292
    Altra Industrial Motion Corp.........................  65,132    1,993,691
*   Ameresco, Inc., Class A..............................  32,879      490,883
#*  American Woodmark Corp...............................  32,860    2,298,557
*   AMREP Corp...........................................   2,776       17,461
#   Apogee Enterprises, Inc..............................  71,211    2,426,159
    Applied Industrial Technologies, Inc.................  61,312    3,618,021
#*  Aqua Metals, Inc.....................................  16,400       37,228
*   ARC Document Solutions, Inc..........................  99,495      241,773
    ArcBest Corp.........................................  65,791    2,475,057
    Arcosa, Inc..........................................   6,546      192,649
#   Argan, Inc...........................................  44,683    1,886,516
*   Armstrong Flooring, Inc.............................. 117,067    1,582,746
    Armstrong World Industries, Inc......................  65,441    4,452,606
*   Arotech Corp.........................................   7,487       25,830

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
*   ASGN, Inc............................................ 101,799 $6,412,319
    Astec Industries, Inc................................  42,537  1,574,720
#*  Astronics Corp.......................................  48,158  1,477,006
#*  Astronics Corp., Class B.............................   8,090    248,767
*   Atkore International Group, Inc......................  47,046  1,090,997
*   Atlas Air Worldwide Holdings, Inc....................  35,913  1,911,290
#*  Avis Budget Group, Inc............................... 141,110  3,759,170
#*  Axon Enterprise, Inc................................. 117,616  5,999,592
    AZZ, Inc.............................................  48,691  2,178,922
    Barnes Group, Inc....................................  88,315  5,217,650
    Barrett Business Services, Inc.......................  22,969  1,439,008
#*  Beacon Roofing Supply, Inc...........................  59,237  2,152,080
    BG Staffing, Inc.....................................  14,632    377,067
*   Blue Bird Corp.......................................  17,352    344,784
*   BMC Stock Holdings, Inc..............................  45,057    773,178
    Brady Corp., Class A.................................  53,643  2,398,379
    Briggs & Stratton Corp...............................  84,108  1,083,311
#   Brink's Co. (The)....................................  60,744  4,498,093
*   Builders FirstSource, Inc............................ 160,956  2,127,838
#   BWX Technologies, Inc................................  58,682  2,724,018
*   CAI International, Inc...............................  54,658  1,356,612
*   Casella Waste Systems, Inc., Class A................. 143,196  4,313,063
*   CBIZ, Inc............................................ 126,222  2,473,951
#*  CECO Environmental Corp..............................  72,231    496,949
*   Chart Industries, Inc................................  67,386  5,033,734
    Chicago Rivet & Machine Co...........................     841     23,701
#*  Cimpress NV..........................................  40,170  3,340,939
#*  CIRCOR International, Inc............................  33,745    933,049
*   Civeo Corp........................................... 206,974    523,644
*   Clean Harbors, Inc...................................  74,961  4,438,441
#*  Colfax Corp..........................................  34,605    856,474
    Columbus McKinnon Corp...............................  45,359  1,641,996
    Comfort Systems USA, Inc.............................  81,966  3,931,909
*   Command Security Corp................................   9,978     27,938
*   Commercial Vehicle Group, Inc........................ 137,009  1,023,457
    CompX International, Inc.............................   2,107     30,046
*   Construction Partners, Inc., Class A.................   1,106     13,206
*   Continental Building Products, Inc...................  68,013  1,791,462
*   Continental Materials Corp...........................     135      2,013
    Copa Holdings SA, Class A............................  27,455  2,604,107
    Costamare, Inc.......................................  58,170    295,504
#   Covanta Holding Corp.................................  63,249  1,018,309
*   Covenant Transportation Group, Inc., Class A.........  35,593    839,283
*   CPI Aerostructures, Inc..............................  13,295     93,198
    CRA International, Inc...............................  20,118    839,725
*   CSW Industrials, Inc.................................  23,326  1,204,788
    Cubic Corp...........................................  47,692  3,065,165
    Curtiss-Wright Corp..................................  26,134  2,966,732
    Deluxe Corp..........................................  65,677  3,084,849
    DMC Global, Inc......................................  36,931  1,274,858
    Douglas Dynamics, Inc................................  74,591  2,640,521
*   Ducommun, Inc........................................  21,433    843,817
*   DXP Enterprises, Inc.................................  43,533  1,432,671
#*  Dycom Industries, Inc................................  72,056  4,182,851
#*  Eagle Bulk Shipping, Inc.............................  26,896    110,543
    Eastern Co. (The)....................................   7,733    210,183
*   Echo Global Logistics, Inc...........................  97,805  2,323,847
    Ecology and Environment, Inc., Class A...............     920     10,608
    EMCOR Group, Inc.....................................  88,383  5,765,223

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
    Encore Wire Corp.....................................  41,411 $2,232,053
    EnerSys..............................................  68,976  5,880,894
    Ennis, Inc...........................................  63,660  1,263,014
    EnPro Industries, Inc................................  41,842  2,763,664
    ESCO Technologies, Inc...............................  41,752  2,718,473
    Espey Manufacturing & Electronics Corp...............   6,393    165,883
*   Esterline Technologies Corp..........................  49,403  6,012,345
#   EVI Industries, Inc..................................     837     29,211
#*  Evoqua Water Technologies Corp.......................  14,776    159,729
#*  ExOne Co. (The)......................................   1,980     17,820
    Exponent, Inc........................................  82,404  4,116,904
    Federal Signal Corp.................................. 148,867  3,272,097
    Forrester Research, Inc..............................  45,122  2,026,429
    Forward Air Corp.....................................  53,916  3,155,703
*   Franklin Covey Co....................................  43,560  1,061,122
    Franklin Electric Co., Inc...........................  68,182  3,257,736
#*  FreightCar America, Inc..............................  16,854    120,000
*   FTI Consulting, Inc..................................  76,280  5,211,450
#   GATX Corp............................................  57,956  4,386,110
*   Genco Shipping & Trading, Ltd........................  76,967    567,247
*   Gencor Industries, Inc...............................  17,547    243,201
*   Generac Holdings, Inc................................  75,685  4,006,007
*   Gibraltar Industries, Inc............................  65,935  2,350,583
    Global Brass & Copper Holdings, Inc..................  59,866  1,810,348
*   GMS, Inc.............................................  25,337    479,629
*   Goldfield Corp. (The)................................  46,506    126,961
    Gorman-Rupp Co. (The)................................  64,908  2,242,571
*   GP Strategies Corp...................................  39,071    587,628
    GrafTech International, Ltd..........................  10,300    136,063
    Graham Corp..........................................  33,735    755,664
#   Granite Construction, Inc............................  70,161  3,032,358
*   Great Lakes Dredge & Dock Corp....................... 118,180    835,533
#   Greenbrier Cos., Inc. (The)..........................  56,814  2,409,482
    Griffon Corp.........................................  91,355  1,453,458
    H&E Equipment Services, Inc..........................  97,220  2,602,579
*   Harsco Corp..........................................  92,874  1,978,216
#   Hawaiian Holdings, Inc............................... 116,041  3,715,633
#*  HC2 Holdings, Inc....................................   4,350     14,833
#   Healthcare Services Group, Inc.......................  58,187  2,538,117
#   Heartland Express, Inc............................... 152,321  3,047,943
    Heidrick & Struggles International, Inc..............  61,616  2,036,409
*   Herc Holdings, Inc...................................  34,166  1,265,850
*   Heritage-Crystal Clean, Inc..........................  34,155    874,368
    Herman Miller, Inc...................................  84,012  2,875,731
#*  Hertz Global Holdings, Inc...........................   3,240     53,752
*   Hill International, Inc..............................  69,634    235,363
    Hillenbrand, Inc.....................................  80,423  3,409,935
    HNI Corp.............................................  64,401  2,503,267
*   Houston Wire & Cable Co..............................  11,452     71,804
*   Hub Group, Inc., Class A.............................  50,564  2,250,604
    Hurco Cos., Inc......................................  17,511    671,547
*   Huron Consulting Group, Inc..........................  42,784  2,068,606
    Hyster-Yale Materials Handling, Inc..................  22,968  1,598,343
    ICF International, Inc...............................  46,923  3,093,164
*   IES Holdings, Inc....................................  30,715    514,169
*   InnerWorkings, Inc................................... 116,383    534,198
*   Innovative Solutions & Support, Inc..................  19,757     42,280
    Insperity, Inc.......................................  57,030  6,083,960
    Insteel Industries, Inc..............................  56,186  1,241,149

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
    Interface, Inc....................................... 122,955 $2,017,692
    ITT, Inc.............................................  10,458    549,672
#*  JELD-WEN Holding, Inc................................  37,097    661,810
#   John Bean Technologies Corp..........................  62,171  4,938,864
    Kadant, Inc..........................................  23,091  1,969,662
    Kaman Corp...........................................  50,949  3,012,105
    KBR, Inc............................................. 187,108  3,218,258
    Kelly Services, Inc., Class A........................  58,105  1,301,552
    Kennametal, Inc...................................... 129,752  4,876,080
#*  KeyW Holding Corp. (The).............................  73,335    526,545
    Kforce, Inc..........................................  82,920  2,720,605
    Kimball International, Inc., Class B................. 124,022  1,752,431
*   Kirby Corp...........................................  79,565  5,960,214
    Knoll, Inc...........................................  88,345  1,781,035
    Korn/Ferry International.............................  98,690  4,500,264
#*  Kratos Defense & Security Solutions, Inc............. 191,492  2,966,211
#   Landstar System, Inc.................................  44,453  4,515,536
*   Lawson Products, Inc.................................  19,045    563,732
*   LB Foster Co., Class A...............................  19,053    340,477
*   Limbach Holdings, Inc................................   1,415      7,995
#   Lindsay Corp.........................................  17,072  1,466,143
    LS Starrett Co. (The), Class A.......................   1,920     12,096
#   LSC Communications, Inc.............................. 749,877  5,946,525
    LSI Industries, Inc.................................. 110,996    362,957
#*  Lydall, Inc..........................................  44,281  1,174,332
    Macquarie Infrastructure Corp........................  47,985  2,071,512
*   Manitex International, Inc...........................  23,139    162,204
*   Manitowoc Co., Inc. (The)............................  76,753  1,168,181
    ManpowerGroup, Inc...................................   7,801    616,513
    Marten Transport, Ltd................................ 131,915  2,552,555
#*  Masonite International Corp..........................  18,631  1,065,693
#*  MasTec, Inc.......................................... 126,820  5,628,272
    Matson, Inc..........................................  77,909  2,610,731
    Matthews International Corp., Class A................  58,971  2,623,620
    McGrath RentCorp.....................................  35,076  1,767,830
#*  Mercury Systems, Inc.................................  64,744  3,795,941
*   Meritor, Inc......................................... 156,901  3,244,713
*   Milacron Holdings Corp...............................  35,188    487,706
    Miller Industries, Inc...............................  28,647    860,842
*   Mistras Group, Inc...................................  57,630    847,737
    Mobile Mini, Inc.....................................  76,887  2,905,560
    Moog, Inc., Class A..................................  40,439  3,618,077
#*  MRC Global, Inc...................................... 199,112  3,110,129
    MSA Safety, Inc......................................  44,387  4,446,690
    Mueller Industries, Inc.............................. 104,433  2,705,859
    Mueller Water Products, Inc., Class A................ 296,196  2,926,416
#   Multi-Color Corp.....................................  32,961  1,534,335
*   MYR Group, Inc.......................................  49,036  1,494,127
#   National Presto Industries, Inc......................  10,986  1,314,145
    Navigant Consulting, Inc.............................  83,387  2,161,391
*   Navistar International Corp..........................  68,520  2,250,197
*   NCI Building Systems, Inc............................ 148,501  1,211,768
#*  Nexeo Solutions, Inc.................................   5,604     52,678
*   NL Industries, Inc...................................   1,951      7,394
#   NN, Inc..............................................  79,059    721,809
*   Northwest Pipe Co....................................  30,319    698,550
#*  NOW, Inc............................................. 193,777  2,621,803
*   NV5 Global, Inc......................................  33,219  2,350,909
    nVent Electric P.L.C.................................  33,600    840,672

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
#   Omega Flex, Inc......................................  22,050 $1,395,765
*   Orion Group Holdings, Inc............................  35,489    149,764
    Oshkosh Corp.........................................   3,911    293,521
*   PAM Transportation Services, Inc.....................  12,000    589,800
    Park-Ohio Holdings Corp..............................  39,251  1,274,872
#*  Patrick Industries, Inc..............................  52,368  2,089,483
*   Patriot Transportation Holding, Inc..................   5,218    101,334
*   Perma-Pipe International Holdings, Inc...............  11,947    103,939
*   PGT Innovations, Inc................................. 153,051  2,546,769
*   PICO Holdings, Inc...................................  29,527    286,707
    Pitney Bowes, Inc.................................... 156,070  1,125,265
    Powell Industries, Inc...............................  30,413    848,827
    Preformed Line Products Co...........................   7,927    439,948
    Primoris Services Corp...............................  88,178  1,759,151
#   Quad/Graphics, Inc...................................  97,807  1,321,373
    Quanex Building Products Corp........................  65,094  1,018,721
*   Radiant Logistics, Inc...............................  86,808    428,832
    Raven Industries, Inc................................  73,896  2,733,413
*   RBC Bearings, Inc....................................  30,823  4,297,343
*   RCM Technologies, Inc................................  22,513     87,801
#*  Red Violet, Inc......................................   1,609     12,164
    Regal Beloit Corp....................................  77,089  5,917,352
*   Resideo Technologies, Inc............................  14,159    310,507
    Resources Connection, Inc............................ 115,931  1,937,207
#   REV Group, Inc.......................................   9,735     80,898
#*  Rexnord Corp.........................................  86,966  2,274,161
#   RR Donnelley & Sons Co............................... 194,275    990,802
    Rush Enterprises, Inc., Class A......................  46,147  1,765,123
    Rush Enterprises, Inc., Class B......................  18,930    736,756
    Ryder System, Inc....................................   1,354     78,410
*   Saia, Inc............................................  68,445  4,104,647
#   Scorpio Bulkers, Inc.................................  89,544    404,739
    Servotronics, Inc....................................   2,783     31,750
*   SIFCO Industries, Inc................................   6,261     20,286
    Simpson Manufacturing Co., Inc.......................  87,482  5,369,645
#*  SiteOne Landscape Supply, Inc........................     200     10,660
    SkyWest, Inc.........................................  79,603  4,055,773
*   SP Plus Corp.........................................  40,883  1,353,227
    Spartan Motors, Inc..................................  51,680    435,146
*   Sparton Corp.........................................  27,583    507,251
*   Spirit Airlines, Inc................................. 161,347  9,490,431
*   SPX Corp.............................................  46,444  1,381,709
*   SPX FLOW, Inc........................................  69,876  2,289,836
    Standex International Corp...........................  32,398  2,416,243
    Steelcase, Inc., Class A............................. 175,756  2,899,974
#*  Stericycle, Inc......................................   1,600     70,528
*   Sterling Construction Co., Inc....................... 139,392  1,845,550
    Sun Hydraulics Corp..................................  45,592  1,614,869
#*  Sunrun, Inc..........................................  89,603  1,191,720
    Systemax, Inc........................................  67,300  1,570,782
#*  Team, Inc............................................  93,431  1,339,801
    Tennant Co...........................................  23,890  1,403,060
#   Terex Corp........................................... 140,302  4,308,674
    Tetra Tech, Inc...................................... 107,483  5,931,987
*   Textainer Group Holdings, Ltd........................  47,471    618,072
*   Thermon Group Holdings, Inc..........................  75,414  1,739,047
    Timken Co. (The)..................................... 121,901  5,191,764
    Titan International, Inc.............................  41,733    234,539
*   Titan Machinery, Inc.................................  64,459  1,207,962

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
INDUSTRIALS -- (Continued)
*    TPI Composites, Inc..................................  46,646 $  1,411,974
*    Transcat, Inc........................................   4,943      110,723
#*   Trex Co., Inc........................................  62,964    4,392,369
*    TriMas Corp..........................................  81,389    2,359,467
*    TriNet Group, Inc....................................  64,978    2,966,895
     Trinity Industries, Inc..............................  19,639      459,160
     Triton International, Ltd............................  83,784    3,012,035
#    Triumph Group, Inc...................................  66,749    1,191,470
*    TrueBlue, Inc........................................  79,398    1,936,517
#*   Tutor Perini Corp....................................  85,635    1,473,778
*    Twin Disc, Inc.......................................  33,756      611,659
*    Ultralife Corp.......................................  49,397      395,176
     UniFirst Corp........................................  26,680    3,693,312
#*   Univar, Inc..........................................  10,074      209,841
     Universal Forest Products, Inc....................... 101,453    3,126,781
     Universal Logistics Holdings, Inc....................  34,938      712,036
#    US Ecology, Inc......................................  42,546    2,708,904
*    USA Truck, Inc.......................................  28,122      502,259
     Valmont Industries, Inc..............................  26,941    3,475,389
*    Vectrus, Inc.........................................  24,594      619,523
*    Veritiv Corp.........................................  50,879    1,737,518
     Viad Corp............................................  43,595    2,297,456
#*   Vicor Corp...........................................  25,089      988,256
     Virco Manufacturing Corp.............................   6,861       29,091
     VSE Corp.............................................  16,296      531,738
#    Wabash National Corp................................. 102,957    1,435,221
     Watsco, Inc., Class B................................   1,248      178,015
     Watts Water Technologies, Inc., Class A..............  47,698    3,571,149
#*   Welbilt, Inc......................................... 161,715    2,267,244
#    Werner Enterprises, Inc.............................. 111,569    3,672,851
*    Wesco Aircraft Holdings, Inc......................... 160,648    1,404,064
*    WESCO International, Inc.............................  44,976    2,356,742
#*   Willdan Group, Inc...................................  36,252    1,219,880
*    Willis Lease Finance Corp............................  11,622      444,890
#*   YRC Worldwide, Inc...................................  49,957      311,732
                                                                   ------------
TOTAL INDUSTRIALS.........................................          574,936,811
                                                                   ------------
INFORMATION TECHNOLOGY -- (12.0%)
#*   3D Systems Corp......................................  23,665      301,965
#*   A10 Networks Inc.....................................  10,321       70,080
*    Acacia Communications, Inc...........................  14,284      621,497
*    ACI Worldwide, Inc................................... 173,522    5,129,310
*>>  Actua Corp...........................................  15,285       15,514
#*   Adesto Technologies Corp.............................  14,565       71,805
     ADTRAN, Inc..........................................  70,981    1,034,903
*    Advanced Energy Industries, Inc......................  82,861    4,249,941
*    Agilysys, Inc........................................  68,376    1,210,255
#*   Alarm.com Holdings, Inc..............................  13,938      877,118
*    Alithya Group, Inc., Class A.........................  14,711       40,749
*    Alpha & Omega Semiconductor, Ltd.....................  33,152      394,840
#*   Ambarella, Inc.......................................  31,789    1,207,982
     American Software, Inc., Class A.....................  83,811      926,950
*    Amkor Technology, Inc................................ 186,198    1,489,584
#*   Amtech Systems, Inc..................................   2,380       11,971
*    Anixter International, Inc...........................  47,017    2,854,402
#*   Appfolio, Inc., Class A..............................   8,197      518,952
*    Aquantia Corp........................................   2,051       18,069
#*   Arlo Technologies, Inc............................... 119,435      858,738
*    ARRIS International P.L.C............................  16,404      514,922

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
    AstroNova, Inc.......................................  10,214 $  204,076
#*  Asure Software, Inc..................................  17,398     92,383
*   Aviat Networks, Inc..................................   4,294     57,754
*   Avid Technology, Inc................................. 396,564  1,887,645
    Avnet, Inc...........................................     606     24,967
    AVX Corp............................................. 103,114  1,830,274
*   Aware, Inc...........................................  34,012    119,722
*   Axcelis Technologies, Inc............................  81,863  1,705,206
#*  AXT, Inc.............................................  82,639    339,646
#   Badger Meter, Inc....................................  63,572  3,355,966
    Bel Fuse, Inc., Class A..............................   2,583     52,177
    Bel Fuse, Inc., Class B..............................  23,326    538,364
#   Belden, Inc..........................................  53,904  2,889,793
    Benchmark Electronics, Inc...........................  66,556  1,691,854
    BK Technologies, Inc.................................  29,676    120,188
#   Blackbaud, Inc.......................................  52,217  3,738,737
*   Bottomline Technologies De, Inc......................  37,887  1,956,864
#*  Brightcove, Inc......................................  13,611    109,160
    Brooks Automation, Inc............................... 103,697  3,228,088
*   BSQUARE Corp.........................................   4,980     10,657
    Cabot Microelectronics Corp..........................  44,906  4,575,472
*   CACI International, Inc., Class A....................  47,362  7,917,979
*   CalAmp Corp.......................................... 107,848  1,554,090
*   Calix, Inc........................................... 171,267  1,863,385
#*  Carbonite, Inc.......................................  73,264  2,098,281
*   Cardtronics P.L.C., Class A..........................  84,095  2,276,452
    Cass Information Systems, Inc........................  39,547  1,941,362
    CCUR Holdings, Inc...................................  10,672     39,807
*   CEVA, Inc............................................  45,555  1,295,584
*   ChannelAdvisor Corp..................................   7,664     82,388
*   Ciena Corp........................................... 107,766  4,104,807
*   Cirrus Logic, Inc.................................... 125,945  4,678,857
*   Cision, Ltd..........................................  39,350    487,940
*   Clearfield, Inc......................................  33,636    395,896
#*  Coherent, Inc........................................  17,867  2,111,879
    Cohu, Inc............................................  76,753  1,346,248
    Communications Systems, Inc..........................  11,195     26,308
*   CommVault Systems, Inc...............................   8,455    558,622
*   Computer Task Group, Inc.............................  21,319     90,606
    Comtech Telecommunications Corp......................  61,465  1,534,781
*   Conduent, Inc........................................ 255,797  3,261,412
#*  Control4 Corp........................................  59,091  1,174,138
*   CoreLogic, Inc.......................................  91,247  3,312,266
*   Cray, Inc............................................ 100,026  2,194,570
#*  Cree, Inc............................................ 145,997  7,362,629
#   CSG Systems International, Inc.......................  71,089  2,572,711
    CSP, Inc.............................................   2,788     27,044
    CTS Corp.............................................  72,034  2,043,605
#*  CyberOptics Corp.....................................  22,829    481,464
    Daktronics, Inc...................................... 121,670    916,175
*   DASAN Zhone Solutions, Inc...........................     800     10,688
*   Data I/O Corp........................................   2,221     13,048
*   Digi International, Inc..............................  52,484    622,460
*   Diodes, Inc..........................................  86,720  2,916,394
*   DSP Group, Inc.......................................  73,061    923,491
#*  Eastman Kodak Co.....................................   5,718     16,639
#   Ebix, Inc............................................  42,888  2,449,763
*   EchoStar Corp., Class A..............................   7,782    318,906
#*  eGain Corp...........................................  42,645    305,338

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
#*  Electro Scientific Industries, Inc................... 105,504 $ 3,165,120
#*  Electronics for Imaging, Inc.........................  86,787   2,292,045
#*  Ellie Mae, Inc.......................................  22,063   1,672,375
#*  EMCORE Corp..........................................  32,553     142,908
#*  Endurance International Group Holdings, Inc..........  63,640     515,484
#   Entegris, Inc........................................ 113,644   3,755,934
#*  Envestnet, Inc.......................................  16,157     876,517
*   ePlus, Inc...........................................  39,060   3,094,333
*   Euronet Worldwide, Inc...............................  49,036   5,639,630
*   Everi Holdings, Inc..................................  16,971     112,857
    EVERTEC, Inc.........................................  43,509   1,203,894
#*  Exela Technologies, Inc..............................   4,700      18,518
*   ExlService Holdings, Inc.............................  44,504   2,558,980
*   Extreme Networks, Inc................................   6,778      51,242
*   Fabrinet.............................................  58,369   3,317,694
*   Fair Isaac Corp......................................  45,659  10,282,407
*   FARO Technologies, Inc...............................  44,491   1,891,757
*   Finisar Corp......................................... 210,580   4,797,012
#*  Finjan Holdings, Inc.................................  58,076     163,194
#*  Fitbit, Inc., Class A................................ 224,373   1,384,381
*   Flex, Ltd............................................  11,646     112,035
*   FormFactor, Inc...................................... 146,144   2,195,083
*   Frequency Electronics, Inc...........................  19,976     264,882
    GlobalSCAPE, Inc.....................................  12,700      57,912
#*  Globant SA...........................................  10,041     678,772
*   GSE Systems, Inc.....................................  17,551      51,073
*   GSI Technology, Inc..................................  50,322     387,983
#*  GTT Communications, Inc..............................  83,621   2,140,698
    Hackett Group, Inc. (The)............................ 103,046   1,853,798
#*  Harmonic, Inc........................................ 249,664   1,320,723
#*  Ichor Holdings, Ltd..................................  41,491     853,470
*   ID Systems, Inc......................................  16,326      98,772
*   IEC Electronics Corp.................................  13,094      94,932
#*  II-VI, Inc...........................................  78,947   2,996,828
*   Image Sensing Systems, Inc...........................     700       3,619
#*  Immersion Corp.......................................  35,405     335,993
#*  Infinera Corp........................................  87,337     384,283
*   Information Services Group, Inc......................  23,159      95,647
#*  Inphi Corp...........................................   8,000     315,520
*   Insight Enterprises, Inc.............................  60,629   2,784,084
*   Integrated Device Technology, Inc.................... 134,300   6,560,555
    InterDigital, Inc....................................  49,707   3,619,167
#*  Internap Corp........................................  52,698     285,096
*   inTEST Corp..........................................  27,486     202,297
#*  Intevac, Inc.........................................  49,360     274,442
#*  Iteris, Inc..........................................  23,716      91,307
*   Itron, Inc...........................................  48,320   2,639,722
#   j2 Global, Inc.......................................  42,640   3,204,822
    Jabil, Inc...........................................  25,053     667,662
    KEMET Corp........................................... 128,749   2,281,432
*   Key Tronic Corp......................................  24,700     179,075
*   Kimball Electronics, Inc.............................  55,402     895,850
*   Knowles Corp......................................... 147,013   2,293,403
#*  Kopin Corp........................................... 335,349     462,782
    Kulicke & Soffa Industries, Inc...................... 117,342   2,643,715
*   KVH Industries, Inc..................................  42,736     477,788
*   Lantronix, Inc.......................................  13,733      36,804
*   Lattice Semiconductor Corp........................... 271,513   2,117,801
*   Limelight Networks, Inc.............................. 163,032     508,660

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
#   Littelfuse, Inc......................................  22,098 $3,883,061
#*  LivePerson, Inc......................................   7,174    168,374
*   LiveRamp Holdings, Inc............................... 132,816  5,769,527
#*  Lumentum Holdings, Inc...............................  25,923  1,267,894
*   Luna Innovations, Inc................................   6,237     21,019
*   Luxoft Holding, Inc..................................  10,800    626,724
#*  MACOM Technology Solutions Holdings, Inc.............   8,775    158,213
#*  MagnaChip Semiconductor Corp.........................  13,480     80,610
#*  Manhattan Associates, Inc............................ 114,370  5,577,825
    ManTech International Corp., Class A.................  45,781  2,580,675
    MAXIMUS, Inc.........................................   8,797    616,934
#*  MaxLinear, Inc....................................... 115,957  2,275,076
#   Mesa Laboratories, Inc...............................  11,119  2,518,787
    Methode Electronics, Inc.............................  97,835  2,519,251
*   MicroStrategy, Inc., Class A.........................  11,619  1,474,335
#*  MINDBODY, Inc., Class A..............................     887     32,340
*   Mitek Systems, Inc...................................  30,941    341,279
    MKS Instruments, Inc.................................  52,886  4,317,084
*   MoneyGram International, Inc.........................  14,880     31,694
#   Monolithic Power Systems, Inc........................  65,929  8,343,974
    Monotype Imaging Holdings, Inc.......................  75,577  1,254,578
    MTS Systems Corp.....................................  26,691  1,336,151
*   Nanometrics, Inc.....................................  77,128  2,359,346
*   Napco Security Technologies, Inc.....................  50,832    798,571
#*  NCR Corp.............................................  10,413    278,548
#*  NeoPhotonics Corp....................................  91,542    660,933
#*  NETGEAR, Inc.........................................  78,612  3,113,821
*   Netscout Systems, Inc................................  85,952  2,228,735
*   NetSol Technologies, Inc.............................   1,835     12,313
    Network-1 Technologies, Inc..........................   8,465     22,263
    NIC, Inc.............................................  70,214  1,151,510
*   Novanta, Inc.........................................  68,099  4,745,138
#   NVE Corp.............................................   8,326    793,385
*   OneSpan, Inc.........................................  64,914    947,095
*   Optical Cable Corp...................................   5,961     21,221
#*  OSI Systems, Inc.....................................  33,800  3,031,522
#*  PAR Technology Corp..................................  30,836    768,741
    Park Electrochemical Corp............................  58,259  1,327,140
#*  Paycom Software, Inc.................................  16,180  2,398,523
*   Paylocity Holding Corp...............................   2,488    176,723
    PC Connection, Inc...................................  63,474  2,102,894
#*  PCM, Inc.............................................  29,837    637,020
    PC-Tel, Inc..........................................   8,084     42,764
#*  PDF Solutions, Inc...................................  55,344    581,665
    Pegasystems, Inc.....................................  83,739  4,713,668
*   Perceptron, Inc......................................  26,329    203,260
*   Perficient, Inc......................................  90,312  2,303,859
    Perspecta, Inc.......................................  55,789  1,118,569
*   PFSweb, Inc..........................................   3,310     20,158
*   Photronics, Inc...................................... 187,995  2,009,667
#*  Pivotal Software, Inc., Class A......................  17,609    325,590
*   Pixelworks, Inc......................................  34,585    130,731
    Plantronics, Inc.....................................  47,779  1,853,347
*   Plexus Corp..........................................  61,467  3,449,528
#   Power Integrations, Inc..............................  50,060  3,303,960
#   Presidio, Inc........................................   6,830    108,802
*   PRGX Global, Inc.....................................  41,601    381,065
    Progress Software Corp...............................  87,734  3,178,603
    QAD, Inc., Class A...................................  23,255    980,431

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
INFORMATION TECHNOLOGY -- (Continued)
    QAD, Inc., Class B...................................   4,173 $    127,277
#*  Qualys, Inc..........................................  12,367    1,070,117
*   Quantenna Communications, Inc........................  27,719      414,122
*   Rambus, Inc..........................................  73,573      663,628
*   RealNetworks, Inc....................................  41,209      108,792
    RF Industries, Ltd...................................   3,591       29,374
*   Ribbon Communications, Inc........................... 114,178      637,113
    Richardson Electronics, Ltd..........................  19,377      142,808
*   Rogers Corp..........................................  28,758    3,649,678
*   Rubicon Project, Inc. (The).......................... 100,769      449,430
*   Rudolph Technologies, Inc............................ 101,040    2,194,589
*   Sanmina Corp......................................... 148,533    4,637,200
    Sapiens International Corp. NV.......................   2,409       29,390
*   ScanSource, Inc......................................  44,998    1,723,873
    Science Applications International Corp..............  82,169    5,516,827
*   Semtech Corp.........................................  80,651    3,916,413
*   ServiceSource International, Inc.....................  98,476      118,171
    Sigma Designs, Inc...................................  88,140       13,309
*   Silicon Laboratories, Inc............................  58,169    4,449,929
#*  SMART Global Holdings, Inc...........................  40,157      996,295
*   SMTC Corp............................................   4,600       22,586
#*  SolarEdge Technologies, Inc..........................   7,888      345,416
*   SPS Commerce, Inc....................................  14,272    1,265,356
*   StarTek, Inc.........................................   9,915       69,306
*   Steel Connect, Inc...................................  10,064       16,606
*   Stratasys, Ltd.......................................     697       17,794
*   Super Micro Computer, Inc............................  51,799      782,165
*   Sykes Enterprises, Inc...............................  83,905    2,313,261
#*  Synaptics, Inc.......................................  63,054    2,509,549
*   Synchronoss Technologies, Inc........................  35,365      253,567
    SYNNEX Corp..........................................  73,232    7,085,928
*   Tech Data Corp.......................................  67,381    6,443,645
*   Telaria, Inc.........................................  57,728      184,152
*   Telenav, Inc.........................................  31,340      138,836
*   Teradata Corp........................................   8,213      364,493
    TESSCO Technologies, Inc.............................  17,012      272,362
    TiVo Corp............................................  99,652    1,109,127
    TransAct Technologies, Inc...........................  24,072      249,867
    Travelport Worldwide, Ltd............................ 198,711    3,111,814
    TTEC Holdings, Inc...................................  71,941    2,404,988
#*  TTM Technologies, Inc................................ 182,139    2,090,956
#   Ubiquiti Networks, Inc...............................   2,588      280,047
#*  Ultra Clean Holdings, Inc............................  73,103      867,002
#*  Unisys Corp..........................................  77,219    1,010,025
*   Upland Software, Inc.................................  22,081      689,810
#*  USA Technologies, Inc................................  22,337      132,012
#*  Veeco Instruments, Inc...............................  68,831      675,232
*   Verint Systems, Inc..................................  54,764    2,648,935
#*  Veritone, Inc........................................   3,826       20,393
    Versum Materials, Inc................................  66,303    2,437,961
#*  ViaSat, Inc..........................................  29,600    1,855,624
*   Viavi Solutions, Inc................................. 108,328    1,204,607
*   Virtusa Corp.........................................  71,070    3,448,316
#   Vishay Intertechnology, Inc.......................... 235,440    4,591,080
*   Vishay Precision Group, Inc..........................  29,420      983,511
    Wayside Technology Group, Inc........................  11,631      122,126
    Xperi Corp........................................... 213,294    4,570,890
*   Zix Corp............................................. 182,502    1,299,414
                                                                  ------------
TOTAL INFORMATION TECHNOLOGY.............................          395,934,930
                                                                  ------------

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
MATERIALS -- (4.5%)
>>  A Schulman, Inc......................................  41,491 $   59,436
#   Advanced Emissions Solutions, Inc....................   4,865     55,120
*   AdvanSix, Inc........................................  70,226  2,221,951
#*  AgroFresh Solutions, Inc.............................  15,744     63,291
#*  AK Steel Holding Corp................................ 201,598    594,714
#*  Allegheny Technologies, Inc.......................... 193,983  5,313,194
    American Vanguard Corp...............................  47,077    824,789
#*  Ampco-Pittsburgh Corp................................   2,649      9,219
    Balchem Corp.........................................  44,195  3,669,069
    Boise Cascade Co.....................................  74,369  2,042,916
    Cabot Corp...........................................  72,120  3,381,707
    Carpenter Technology Corp............................  88,223  4,169,419
#*  Century Aluminum Co..................................  58,291    536,277
    Chase Corp...........................................  20,838  2,100,887
#*  Clearwater Paper Corp................................  63,935  2,155,888
#   Cleveland-Cliffs, Inc................................ 397,434  4,256,518
*   Coeur Mining, Inc.................................... 254,529  1,310,824
    Commercial Metals Co................................. 198,664  3,466,687
#   Compass Minerals International, Inc..................  37,190  1,943,178
    Core Molding Technologies, Inc.......................  24,525    213,368
    Domtar Corp..........................................  95,895  4,497,476
    Eagle Materials, Inc.................................   5,833    414,143
    Element Solutions, Inc............................... 379,481  4,265,366
*   Ferro Corp........................................... 120,175  2,003,317
#   Ferroglobe P.L.C..................................... 116,582    266,973
    Friedman Industries, Inc.............................   7,760     59,830
    FutureFuel Corp......................................  59,933  1,097,373
#*  GCP Applied Technologies, Inc........................ 100,190  2,524,788
    Gold Resource Corp...................................  98,729    443,293
#   Graphic Packaging Holding Co.........................  45,863    553,566
    Greif, Inc., Class A.................................  29,450  1,148,550
    Greif, Inc., Class B.................................   3,404    153,691
    Hawkins, Inc.........................................  22,720    942,653
    Haynes International, Inc............................  41,190  1,351,032
    HB Fuller Co.........................................  77,597  3,832,516
#   Hecla Mining Co...................................... 322,472    870,674
*   Ingevity Corp........................................  56,174  5,284,288
    Innophos Holdings, Inc...............................  99,422  2,972,718
    Innospec, Inc........................................  45,541  3,200,166
*   Intrepid Potash, Inc................................. 151,424    470,929
    Kaiser Aluminum Corp.................................  33,977  3,410,272
*   Koppers Holdings, Inc................................  39,406    898,063
*   Kraton Corp..........................................  61,782  1,742,252
#   Kronos Worldwide, Inc................................  46,929    618,055
    Louisiana-Pacific Corp............................... 206,881  5,043,759
#*  LSB Industries, Inc..................................  28,166    209,837
    Materion Corp........................................  41,809  1,962,096
    Mercer International, Inc............................  92,872  1,371,719
    Minerals Technologies, Inc...........................  50,121  2,935,587
    Myers Industries, Inc................................ 110,271  1,793,006
#   Neenah, Inc..........................................  39,603  2,759,141
#   Nexa Resources SA....................................     730      6,468
    Northern Technologies International Corp.............   8,693    265,137
    Olin Corp............................................  75,790  1,789,402
    Olympic Steel, Inc...................................  16,976    327,128
*   OMNOVA Solutions, Inc................................ 148,105  1,319,616
    Owens-Illinois, Inc..................................  19,186    385,063
#   PH Glatfelter Co.....................................  71,213    910,102
    PolyOne Corp......................................... 131,230  4,247,915

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
MATERIALS -- (Continued)
*   PQ Group Holdings, Inc...............................  11,216 $    168,801
#   Quaker Chemical Corp.................................  33,824    6,915,655
*   Ramaco Resources, Inc................................   1,400        8,484
#   Rayonier Advanced Materials, Inc..................... 124,686    1,805,453
    Resolute Forest Products, Inc........................  87,868      685,370
*   Ryerson Holding Corp................................. 109,990      773,230
    Schnitzer Steel Industries, Inc., Class A............  73,482    1,778,264
    Schweitzer-Mauduit International, Inc................  60,124    1,927,575
#   Scotts Miracle-Gro Co. (The).........................   7,247      538,814
#   Sensient Technologies Corp...........................  73,966    4,643,585
    Silgan Holdings, Inc.................................  12,131      335,058
    Stepan Co............................................  35,521    3,123,362
#*  Summit Materials, Inc., Class A......................  81,484    1,243,446
*   SunCoke Energy, Inc..................................  97,035    1,090,673
#   Synalloy Corp........................................  17,201      271,776
#*  TimkenSteel Corp.....................................  80,417    1,023,708
*   Trecora Resources....................................  41,422      359,129
    Tredegar Corp........................................  62,523    1,019,750
    Trinseo SA...........................................  68,242    3,347,270
    Tronox, Ltd., Class A................................   9,455       82,826
*   UFP Technologies, Inc................................   5,642      186,186
    United States Lime & Minerals, Inc...................  14,662    1,011,825
*   Universal Stainless & Alloy Products, Inc............  11,266      201,999
#*  US Concrete, Inc.....................................  54,197    1,929,413
#   Valvoline, Inc.......................................  42,550      940,781
*   Venator Materials P.L.C..............................   2,822       13,122
*   Verso Corp., Class A.................................  54,078    1,334,104
#   Warrior Met Coal, Inc................................  10,400      298,792
    Worthington Industries, Inc..........................  98,879    3,730,705
#   WR Grace & Co........................................  13,684      971,701
                                                                  ------------
TOTAL MATERIALS..........................................          148,497,269
                                                                  ------------
REAL ESTATE -- (0.4%)
    Alexander & Baldwin, Inc.............................  36,060      830,822
#*  Altisource Asset Management Corp.....................   1,274       34,194
#*  Altisource Portfolio Solutions SA....................   1,973       46,721
    CKX Lands, Inc.......................................     702        7,371
#   Consolidated-Tomoka Land Co..........................  15,038      918,371
    CorePoint Lodging, Inc...............................   7,335       89,780
*   Forestar Group, Inc..................................   6,305      100,943
*   FRP Holdings, Inc....................................  17,414      883,238
    Griffin Industrial Realty, Inc.......................   4,903      164,888
    HFF, Inc., Class A...................................  69,627    2,883,950
#   Kennedy-Wilson Holdings, Inc.........................  62,760    1,254,573
#*  Marcus & Millichap, Inc..............................  49,152    1,946,419
*   Maui Land & Pineapple Co., Inc.......................  37,055      442,437
#   Newmark Group, Inc., Class A.........................  37,717      394,143
*   Rafael Holdings, Inc., Class B.......................  35,791      551,897
    RE/MAX Holdings, Inc., Class A.......................  23,093      963,440
#   Realogy Holdings Corp................................     590       10,473
    RMR Group, Inc. (The), Class A.......................  14,791      976,354
#*  St Joe Co. (The).....................................  40,229      625,963
#*  Stratus Properties, Inc..............................  15,750      373,275
*   Tejon Ranch Co.......................................  60,911    1,146,345
*   Trinity Place Holdings, Inc..........................  48,400      200,860
                                                                  ------------
TOTAL REAL ESTATE........................................           14,846,457
                                                                  ------------

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                             SHARES       VALUE+
                                                           ---------- --------------
UTILITIES -- (3.1%)
     ALLETE, Inc..........................................     68,437 $    5,265,543
#    American States Water Co.............................     64,605      4,375,051
     Artesian Resources Corp., Class A....................     28,411      1,005,465
     Atlantica Yield PLC..................................     52,315        941,147
#    Avista Corp..........................................    106,134      4,441,708
     Black Hills Corp.....................................     75,388      5,118,091
     California Water Service Group.......................     84,987      4,208,556
     Chesapeake Utilities Corp............................     33,157      3,003,029
#    Clearway Energy, Inc., Class A.......................     40,679        597,981
     Clearway Energy, Inc., Class C.......................     74,240      1,120,282
     Connecticut Water Service, Inc.......................     35,278      2,393,260
     Consolidated Water Co., Ltd..........................     26,724        348,748
     El Paso Electric Co..................................     68,846      3,615,792
     Genie Energy, Ltd., Class B..........................     46,047        387,716
     Hawaiian Electric Industries, Inc....................     33,010      1,227,642
     IDACORP, Inc.........................................     38,631      3,766,522
     MGE Energy, Inc......................................     49,729      3,198,072
     Middlesex Water Co...................................     41,145      2,312,349
     New Jersey Resources Corp............................    145,601      7,061,648
#    Northwest Natural Holding Co.........................     51,118      3,199,987
     NorthWestern Corp....................................     71,197      4,550,200
     ONE Gas, Inc.........................................     56,950      4,678,442
#    Ormat Technologies, Inc..............................     58,876      3,397,734
     Otter Tail Corp......................................     51,731      2,506,367
#    Pattern Energy Group, Inc., Class A..................     23,800        506,464
     PNM Resources, Inc...................................    135,652      5,777,419
     Portland General Electric Co.........................     64,504      3,116,833
     RGC Resources, Inc...................................     22,515        633,347
     SJW Group............................................     40,978      2,456,631
#    South Jersey Industries, Inc.........................     98,964      2,947,148
     Southwest Gas Holdings, Inc..........................     61,986      4,854,744
#    Spark Energy, Inc., Class A..........................        945          7,844
     Spire, Inc...........................................     73,831      5,859,966
     TerraForm Power, Inc., Class A.......................     33,045        392,575
     Unitil Corp..........................................     52,373      2,747,488
     York Water Co. (The).................................     34,366      1,130,641
                                                                      --------------
TOTAL UTILITIES...........................................               103,152,432
                                                                      --------------
TOTAL COMMON STOCKS.......................................             2,891,764,230
                                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
*>>  Media General, Inc. Contingent Value Rights..........     64,715          5,067
*>>  Social Reality, Inc. Rights 12/31/19, Class A........     10,334            310
                                                                      --------------
TOTAL CONSUMER DISCRETIONARY..............................                     5,377
                                                                      --------------
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
     GCI Liberty, Inc.....................................     14,023        343,283
                                                                      --------------
TOTAL INVESTMENT SECURITIES...............................             2,892,112,890
                                                                      --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
     State Street Institutional U.S. Government Money
       Market Fund 2.320%................................. 14,045,577     14,045,577
                                                                      --------------

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                         ---------- --------------
SECURITIES LENDING COLLATERAL -- (11.7%)
@(S)  DFA Short Term Investment Fund.................... 33,318,283 $  385,525,851
                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,113,352,649)^^...............................            $3,291,684,318
                                                                    ==============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1         LEVEL 2    LEVEL 3     TOTAL
                               --------------   ------------ ------- --------------
Common Stocks
   Communication Services..... $  108,142,993             --   --    $  108,142,993
   Consumer Discretionary.....    393,902,211             --   --       393,902,211
   Consumer Staples...........    127,935,284             --   --       127,935,284
   Energy.....................    133,834,966             --   --       133,834,966
   Financials.................    604,907,079   $     21,982   --       604,929,061
   Health Care................    285,651,816             --   --       285,651,816
   Industrials................    574,936,811             --   --       574,936,811
   Information Technology.....    395,919,416         15,514   --       395,934,930
   Materials..................    148,437,833         59,436   --       148,497,269
   Real Estate................     14,846,457             --   --        14,846,457
   Utilities..................    103,152,432             --   --       103,152,432
Preferred Stocks
   Communication Services.....        343,283             --   --           343,283
Rights/Warrants
   Consumer Discretionary.....             --          5,377   --             5,377
Temporary Cash Investments....     14,045,577             --   --        14,045,577
Securities Lending
  Collateral..................             --    385,525,851   --       385,525,851
                               --------------   ------------   --    --------------
TOTAL......................... $2,906,056,158   $385,628,160   --    $3,291,684,318
                               ==============   ============   ==    ==============

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (94.1%)
COMMUNICATION SERVICES -- (7.4%)
    A.H. Belo Corp., Class A.............................    17,110 $    69,124
    Activision Blizzard, Inc.............................   161,228   7,616,411
*   Alaska Communications Systems Group, Inc.............    33,007      61,063
*   Alphabet, Inc., Class A..............................    34,928  39,325,086
*   Alphabet, Inc., Class C..............................    36,723  40,996,456
#   Altice USA, Inc., Class A............................   223,513   4,389,795
#   AMC Entertainment Holdings, Inc., Class A............    62,169     910,776
#*  AMC Networks, Inc., Class A..........................    49,426   3,110,872
#*  ANGI Homeservices, Inc., Class A.....................    24,480     416,160
    AT&T, Inc............................................ 2,669,635  80,249,228
    ATN International, Inc...............................    23,710   1,768,292
#*  AutoWeb, Inc.........................................     3,801      12,847
*   Ballantyne Strong, Inc...............................     7,721      10,810
    Beasley Broadcast Group, Inc., Class A...............     4,143      18,726
*   Boingo Wireless, Inc.................................    43,754   1,055,346
#*  Boston Omaha Corp., Class A..........................       673      17,020
    Cable One, Inc.......................................     4,983   4,406,666
*   Care.com, Inc........................................     4,500     106,965
#*  Cars.com, Inc........................................    90,914   2,482,861
    CBS Corp., Class A...................................     3,886     193,367
    CBS Corp., Class B...................................   143,721   7,108,441
#   CenturyLink, Inc.....................................   552,953   8,471,240
#*  Charter Communications, Inc., Class A................    76,071  25,183,305
#*  Cincinnati Bell, Inc.................................    36,332     303,009
#   Cinemark Holdings, Inc...............................   147,265   6,026,084
*   Clear Channel Outdoor Holdings, Inc., Class A........    27,964     155,759
    Cogent Communications Holdings, Inc..................    34,353   1,664,403
    Comcast Corp., Class A............................... 2,173,428  79,482,262
#*  comScore, Inc........................................    40,099     789,549
#   Consolidated Communications Holdings, Inc............   103,760   1,108,157
#*  Daily Journal Corp...................................       200      44,222
*   DHI Group, Inc.......................................    38,113      74,701
#*  Discovery, Inc., Class A.............................    93,472   2,652,735
*   Discovery, Inc., Class B.............................     1,077      35,805
*   Discovery, Inc., Class C.............................   128,860   3,434,119
*   DISH Network Corp., Class A..........................   100,460   3,081,108
*   Electronic Arts, Inc.................................    40,781   3,761,639
    Emerald Expositions Events, Inc......................    25,062     355,880
*   Emmis Communications Corp., Class A..................     2,473       9,694
#   Entercom Communications Corp., Class A...............   161,924   1,186,903
    Entravision Communications Corp., Class A............    75,162     296,138
    EW Scripps Co. (The), Class A........................    64,132   1,204,399
*   Facebook, Inc., Class A..............................   285,062  47,516,985
#*  Fluent, Inc..........................................     5,600      26,432
#   Frontier Communications Corp.........................    23,115      46,230
#   Gannett Co., Inc.....................................   137,242   1,522,014
#*  GCI Liberty, Inc., Class A...........................    89,851   4,573,416
#*  Global Eagle Entertainment, Inc......................     6,773      18,016
*   Glu Mobile, Inc......................................    89,155     868,370
*   Gray Television, Inc.................................   102,929   1,719,944
*   Gray Television, Inc., Class A.......................     2,300      35,190
*   Hemisphere Media Group, Inc..........................    10,931     144,945
*   IAC/InterActiveCorp..................................    33,330   7,041,962
    IDT Corp., Class B...................................    32,465     233,099

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
COMMUNICATION SERVICES -- (Continued)
*   IMAX Corp............................................  63,916 $ 1,327,535
#*  Intelsat SA..........................................  75,749   1,842,973
    Interpublic Group of Cos., Inc. (The)................ 284,993   6,483,591
#*  Iridium Communications, Inc..........................  61,985   1,201,269
    John Wiley & Sons, Inc., Class A.....................  54,959   2,845,777
    John Wiley & Sons, Inc., Class B.....................   2,517     129,751
*   Liberty Broadband Corp...............................     145      11,629
*   Liberty Broadband Corp., Class A.....................  16,815   1,425,408
*   Liberty Broadband Corp., Class C.....................  55,460   4,715,209
*   Liberty Latin America, Ltd., Class C.................  48,052     839,949
*   Liberty Media Corp.-Liberty Braves, Class A..........   4,772     129,512
*   Liberty Media Corp.-Liberty Braves, Class B..........      58       1,679
*   Liberty Media Corp.-Liberty Braves, Class C..........   9,661     260,461
#*  Liberty Media Corp.-Liberty Formula One, Class A.....  14,671     448,933
#*  Liberty Media Corp.-Liberty Formula One, Class B.....     145       4,481
#*  Liberty Media Corp.-Liberty Formula One, Class C.....  70,072   2,198,159
*   Liberty Media Corp.-Liberty SiriusXM, Class A........  47,725   1,898,501
*   Liberty Media Corp.-Liberty SiriusXM, Class B........     581      23,626
*   Liberty Media Corp.-Liberty SiriusXM, Class C........  96,612   3,860,616
*   Liberty TripAdvisor Holdings, Inc., Class A..........  92,314   1,537,951
*   Liberty TripAdvisor Holdings, Inc., Class B..........     110       1,901
#   Lions Gate Entertainment Corp., Class A..............  60,468   1,110,797
#   Lions Gate Entertainment Corp., Class B..............  88,384   1,549,372
#*  Live Nation Entertainment, Inc....................... 221,538  11,854,498
*   Madison Square Garden Co. (The), Class A.............  17,878   4,968,296
    Marchex, Inc., Class B...............................  23,549      94,196
    Marcus Corp. (The)...................................  22,339     995,649
#   Match Group, Inc.....................................  27,045   1,446,637
#*  McClatchy Co. (The), Class A.........................   5,251      30,718
#*  Meet Group, Inc. (The)............................... 111,428     644,054
#   Meredith Corp........................................  56,690   3,076,566
#*  MSG Networks, Inc., Class A..........................  62,023   1,389,315
    National CineMedia, Inc..............................  64,745     447,388
*   Netflix, Inc.........................................  22,400   7,604,800
    New Media Investment Group, Inc......................  74,291   1,015,558
#   New York Times Co. (The), Class A.................... 150,641   3,872,980
    News Corp., Class A.................................. 231,825   2,974,315
    News Corp., Class B.................................. 103,022   1,332,074
#   Nexstar Media Group, Inc., Class A...................  66,043   5,512,609
#   Omnicom Group, Inc...................................  85,065   6,624,862
#*  ORBCOMM, Inc.........................................  62,757     510,842
*   pdvWireless, Inc.....................................   4,790     193,229
*   QuinStreet, Inc......................................  21,049     400,773
*   Reading International, Inc., Class A.................  17,935     283,373
*   Rosetta Stone, Inc...................................  22,951     347,937
    Saga Communications, Inc., Class A...................   1,505      50,899
    Salem Media Group, Inc...............................  10,305      28,957
    Scholastic Corp......................................  40,592   1,692,281
    Shenandoah Telecommunications Co.....................  81,706   3,891,657
    Sinclair Broadcast Group, Inc., Class A.............. 105,206   3,241,397
#   Sirius XM Holdings, Inc.............................. 151,402     882,674
#*  Snap, Inc., Class A..................................  76,081     508,221
    Spok Holdings, Inc...................................  19,425     268,842
#*  Sprint Corp.......................................... 290,563   1,813,113
*   Take-Two Interactive Software, Inc...................  42,835   4,521,234
*   TechTarget, Inc......................................  18,333     265,829
    TEGNA, Inc........................................... 271,455   3,186,882
    Telephone & Data Systems, Inc........................ 134,058   4,855,581
*   T-Mobile US, Inc..................................... 115,500   8,041,110

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
COMMUNICATION SERVICES -- (Continued)
    Townsquare Media, Inc., Class A......................     5,446 $     33,384
#*  Travelzoo............................................     9,333      114,796
    Tribune Media Co., Class A...........................     9,112      418,332
*   Tribune Publishing Co................................    38,843      464,951
#*  TripAdvisor, Inc.....................................    61,043    3,502,647
#*  TrueCar Inc..........................................    77,013      722,382
    Twenty-First Century Fox, Inc., Class A..............   210,181   10,364,025
    Twenty-First Century Fox, Inc., Class B..............    80,250    3,937,065
*   Twitter, Inc.........................................   139,714    4,688,802
*   United States Cellular Corp..........................    22,805    1,313,112
#*  Urban One, Inc.......................................     8,201       16,812
    Verizon Communications, Inc.......................... 1,334,445   73,474,542
    Viacom, Inc., Class A................................     8,633      296,026
    Viacom, Inc., Class B................................   248,278    7,304,339
*   Vonage Holdings Corp.................................   229,915    2,094,526
    Walt Disney Co. (The)................................   526,803   58,749,071
#   World Wrestling Entertainment, Inc., Class A.........    32,279    2,657,853
#*  Yelp, Inc............................................    31,816    1,158,739
*   Zayo Group Holdings, Inc.............................   219,477    6,024,644
*   Zedge, Inc., Class B.................................     8,851       18,233
#*  Zillow Group, Inc., Class A..........................    33,294    1,158,964
#*  Zillow Group, Inc., Class C..........................    50,781    1,781,905
*   Zynga, Inc., Class A.................................   715,494    3,205,413
                                                                    ------------
TOTAL COMMUNICATION SERVICES.............................            703,613,015
                                                                    ------------
CONSUMER DISCRETIONARY -- (11.4%)
*   1-800-Flowers.com, Inc., Class A.....................    39,679      632,880
    Aaron's, Inc.........................................   113,417    5,677,655
#   Abercrombie & Fitch Co., Class A.....................   117,537    2,547,027
    Acushnet Holdings Corp...............................    70,854    1,628,933
#   Adient P.L.C.........................................    33,312      657,579
*   Adtalem Global Education, Inc........................    75,376    3,685,886
    Advance Auto Parts, Inc..............................    42,427    6,754,378
*   Amazon.com, Inc......................................    78,026  134,105,627
    AMCON Distributing Co................................       116       10,908
#*  American Axle & Manufacturing Holdings, Inc..........   142,750    2,109,845
    American Eagle Outfitters, Inc.......................   280,080    5,915,290
*   American Outdoor Brands Corp.........................    67,901      819,565
*   American Public Education, Inc.......................    17,720      524,335
*   America's Car-Mart, Inc..............................    11,173      781,663
    Aptiv P.L.C..........................................   100,357    7,941,249
    Aramark..............................................   172,862    5,695,803
    Ark Restaurants Corp.................................     2,015       37,278
#*  Asbury Automotive Group, Inc.........................    32,529    2,298,174
#*  Ascena Retail Group, Inc.............................   234,894      575,490
*   Ascent Capital Group, Inc., Class A..................     2,949        1,533
#*  At Home Group, Inc...................................    60,987    1,344,153
    Autoliv, Inc.........................................    74,686    5,963,677
#*  AutoNation, Inc......................................   112,042    4,341,627
*   AutoZone, Inc........................................     3,820    3,236,839
*   Barnes & Noble Education, Inc........................    47,536      271,906
#   Barnes & Noble, Inc..................................    84,250      508,027
    Bassett Furniture Industries, Inc....................     6,115      116,613
    BBX Capital Corp.....................................    34,809      214,772
#*  Beazer Homes USA, Inc................................    39,267      492,016
#   Bed Bath & Beyond, Inc...............................   100,807    1,521,178
*   Belmond, Ltd., Class A...............................   131,872    3,286,250
    Best Buy Co., Inc....................................   256,123   15,172,727
#   Big 5 Sporting Goods Corp............................    20,304       69,846

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#   Big Lots, Inc........................................  86,532 $ 2,729,219
*   Biglari Holdings, Inc., Class A......................      69      44,851
*   Biglari Holdings, Inc., Class B......................   1,295     169,541
#   BJ's Restaurants, Inc................................  29,898   1,489,817
    Bloomin' Brands, Inc................................. 125,013   2,303,990
*   Booking Holdings, Inc................................   8,186  15,003,383
*   Boot Barn Holdings, Inc..............................  35,287     826,774
    BorgWarner, Inc...................................... 131,564   5,380,968
    Bowl America, Inc., Class A..........................   1,280      20,224
#   Boyd Gaming Corp.....................................  22,632     618,306
*   Bridgepoint Education, Inc...........................  40,068     325,753
*   Bright Horizons Family Solutions, Inc................  33,989   3,935,586
#   Brinker International, Inc...........................  30,830   1,249,232
    Brunswick Corp.......................................  94,399   4,750,158
    Buckle, Inc. (The)...................................  14,000     243,180
*   Build-A-Bear Workshop, Inc...........................  18,084      85,537
*   Burlington Stores, Inc...............................  29,056   4,989,206
#*  Caesars Entertainment Corp...........................  47,472     433,894
    Caleres, Inc.........................................  56,018   1,671,577
    Callaway Golf Co..................................... 111,594   1,817,866
    Canterbury Park Holding Corp.........................     200       3,042
    Capri Holdings, Ltd.................................. 131,641   5,592,110
*   Career Education Corp................................  95,931   1,238,469
#*  CarMax, Inc.......................................... 129,242   7,596,845
    Carnival Corp........................................ 102,163   5,882,546
    Carriage Services, Inc...............................  20,519     399,095
#*  Carrols Restaurant Group, Inc........................  55,542     479,327
    Carter's, Inc........................................  37,541   3,112,149
#*  Carvana Co...........................................   3,633     134,966
    Cato Corp. (The), Class A............................  21,972     326,284
*   Cavco Industries, Inc................................   8,667   1,441,235
*   Century Casinos, Inc.................................   3,288      25,219
*   Century Communities, Inc.............................  35,383     830,085
#   Cheesecake Factory, Inc. (The).......................  67,561   3,032,138
*   Chegg, Inc...........................................  16,629     585,673
#   Chico's FAS, Inc.....................................  89,320     518,056
#   Children's Place, Inc. (The).........................  34,150   3,304,354
#*  Chipotle Mexican Grill, Inc..........................   7,581   4,014,973
#   Choice Hotels International, Inc.....................  27,973   2,214,343
#   Churchill Downs, Inc.................................  11,091   1,020,150
*   Chuy's Holdings, Inc.................................  19,205     436,338
    Citi Trends, Inc.....................................  15,913     326,057
    Clarus Corp..........................................  29,499     330,094
#   Collectors Universe, Inc.............................   5,144      69,341
    Columbia Sportswear Co...............................  53,468   4,768,811
#*  Conn's, Inc..........................................  36,326     760,666
#*  Container Store Group, Inc. (The)....................  10,452      74,836
#   Cooper Tire & Rubber Co..............................  75,654   2,663,021
*   Cooper-Standard Holdings, Inc........................  25,840   1,975,726
    Core-Mark Holding Co., Inc...........................  44,534   1,241,608
#   Cracker Barrel Old Country Store, Inc................  22,541   3,770,658
*   Crocs, Inc...........................................  61,394   1,763,236
    Culp, Inc............................................  17,140     327,374
    Dana, Inc............................................ 225,562   3,974,402
    Darden Restaurants, Inc..............................  70,951   7,444,888
    Dave & Buster's Entertainment, Inc...................  58,752   3,022,790
#*  DavidsTea, Inc.......................................   1,300       2,145
*   Deckers Outdoor Corp.................................  32,868   4,221,895
#*  Del Frisco's Restaurant Group, Inc...................  30,596     242,320

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*   Del Taco Restaurants, Inc............................    42,325 $   439,757
    Delphi Technologies P.L.C............................    32,342     579,245
*   Delta Apparel, Inc...................................     6,871     161,812
*   Denny's Corp.........................................    65,165   1,152,769
#*  Destination XL Group, Inc............................    51,876     133,840
#   Dick's Sporting Goods, Inc...........................    93,701   3,308,582
#   Dillard's, Inc., Class A.............................    39,857   2,662,049
#   Dine Brands Global, Inc..............................    22,222   1,694,872
*   Dixie Group, Inc. (The)..............................     7,544       6,639
    Dollar General Corp..................................   158,881  18,339,634
*   Dollar Tree, Inc.....................................   130,642  12,650,065
    Domino's Pizza, Inc..................................    19,800   5,617,854
#*  Dorman Products, Inc.................................    43,239   3,716,392
    DR Horton, Inc.......................................   193,224   7,429,463
*   Drive Shack, Inc.....................................    40,469     170,374
    DSW, Inc., Class A...................................    95,031   2,589,595
#*  Duluth Holdings, Inc., Class B.......................     5,670     135,400
#   Dunkin' Brands Group, Inc............................    49,286   3,370,670
*   eBay, Inc............................................   263,301   8,860,079
    Educational Development Corp.........................     2,000      15,800
*   El Pollo Loco Holdings, Inc..........................    28,977     477,831
#*  Eldorado Resorts, Inc................................    24,198   1,128,111
*   Emerson Radio Corp...................................    11,467      16,684
    Escalade, Inc........................................    11,525     128,619
#   Ethan Allen Interiors, Inc...........................    35,248     669,007
#*  Etsy, Inc............................................     2,430     132,800
    Expedia Group, Inc...................................    41,034   4,893,304
#*  Express, Inc.........................................    47,975     254,268
    Extended Stay America, Inc...........................   239,986   4,103,761
#*  Famous Dave's of America, Inc........................     5,581      25,673
*   Fiesta Restaurant Group, Inc.........................    25,982     386,093
*   Five Below, Inc......................................    37,623   4,655,094
    Flexsteel Industries, Inc............................     6,129     153,041
#*  Floor & Decor Holdings, Inc., Class A................    28,348     972,053
    Foot Locker, Inc.....................................    96,404   5,388,020
    Ford Motor Co........................................ 1,452,452  12,781,578
#*  Fossil Group, Inc....................................    60,589   1,027,589
*   Fox Factory Holding Corp.............................    45,567   2,703,490
*   frontdoor, Inc.......................................    50,212   1,492,301
*   Full House Resorts, Inc..............................     6,121      14,078
#*  Gaia, Inc............................................     6,465      76,028
#   GameStop Corp., Class A..............................   123,961   1,405,718
    Gaming Partners International Corp...................     3,430      44,384
#   Gap, Inc. (The)......................................   254,525   6,475,116
    Garmin, Ltd..........................................    60,621   4,193,761
#*  Garrett Motion, Inc..................................    13,399     213,982
    General Motors Co....................................   614,834  23,990,823
*   Genesco, Inc.........................................    23,930   1,081,157
    Gentex Corp..........................................   313,552   6,641,031
*   Gentherm, Inc........................................    46,558   1,981,508
    Genuine Parts Co.....................................    83,779   8,362,820
#*  G-III Apparel Group, Ltd.............................    62,427   2,176,829
    Goodyear Tire & Rubber Co. (The).....................   221,456   4,692,653
    Graham Holdings Co., Class B.........................     4,575   3,042,375
#*  Grand Canyon Education, Inc..........................    60,151   5,590,434
*   Green Brick Partners, Inc............................     5,961      50,430
    Group 1 Automotive, Inc..............................    26,764   1,633,407
#*  Groupon, Inc.........................................   450,419   1,698,080
#*  GrubHub, Inc.........................................    46,987   3,777,755

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
    Guess?, Inc..........................................  96,759 $ 1,887,768
#   H&R Block, Inc....................................... 103,181   2,434,040
#*  Habit Restaurants, Inc. (The), Class A...............  14,676     149,989
    Hamilton Beach Brands Holding Co., Class A...........  14,688     383,944
#   Hanesbrands, Inc..................................... 261,790   3,924,232
#   Harley-Davidson, Inc................................. 142,090   5,237,437
#   Hasbro, Inc..........................................  22,167   2,007,444
    Haverty Furniture Cos., Inc..........................  21,314     434,166
    Haverty Furniture Cos., Inc., Class A................     717      14,591
*   Helen of Troy, Ltd...................................  27,618   3,204,793
#*  Hibbett Sports, Inc..................................  21,288     347,846
*   Hilton Grand Vacations, Inc..........................  63,083   1,913,938
    Hilton Worldwide Holdings, Inc.......................  75,774   5,643,648
    Home Depot, Inc. (The)............................... 205,984  37,804,244
    Hooker Furniture Corp................................  13,297     382,555
#*  Horizon Global Corp..................................  26,445      55,535
*   Houghton Mifflin Harcourt Co......................... 135,732   1,421,114
    Hyatt Hotels Corp., Class A..........................  28,550   1,995,930
#*  Installed Building Products, Inc.....................  26,585   1,119,494
#   International Game Technology P.L.C..................  48,760     797,714
    International Speedway Corp., Class A................  25,651   1,114,536
#*  iRobot Corp..........................................  20,886   1,875,354
*   J Alexander's Holdings, Inc..........................  10,076      86,654
*   J. Jill, Inc.........................................  25,937     154,325
    Jack in the Box, Inc.................................  30,910   2,502,164
#*  JC Penney Co., Inc...................................  32,180      42,478
    Johnson Outdoors, Inc., Class A......................  11,117     696,480
*   K12, Inc.............................................  47,453   1,495,244
    KB Home..............................................  49,212   1,053,629
*   Kirkland's, Inc......................................  20,234     206,791
    Kohl's Corp.......................................... 153,238  10,525,918
#*  Kona Grill, Inc......................................   6,378       7,016
#   L Brands, Inc........................................  64,376   1,792,228
*   Lakeland Industries, Inc.............................   3,363      37,598
#*  Lands' End, Inc......................................   7,983     142,896
    Las Vegas Sands Corp.................................  79,736   4,653,393
*   Laureate Education, Inc., Class A....................   6,180      98,880
    La-Z-Boy, Inc........................................  62,286   1,844,911
#   LCI Industries.......................................  41,088   3,387,295
*   Leaf Group, Ltd......................................  27,296     209,633
    Lear Corp............................................  56,080   8,632,394
#   Leggett & Platt, Inc.................................  82,032   3,360,031
    Lennar Corp., Class A................................ 185,087   8,776,826
    Lennar Corp., Class B................................  15,889     605,689
    Libbey, Inc..........................................  10,263      51,520
*   Liberty Expedia Holdings, Inc., Class A..............  44,709   1,832,622
#   Liberty Tax, Inc.....................................   5,864      69,840
    Lifetime Brands, Inc.................................  16,644     161,946
*   Lindblad Expeditions Holdings, Inc...................   4,692      57,665
*   Liquidity Services, Inc..............................  28,323     237,064
#   Lithia Motors, Inc., Class A.........................  33,589   2,987,742
*   LKQ Corp............................................. 175,682   4,606,382
    Lowe's Cos., Inc..................................... 216,161  20,786,042
*   Luby's, Inc..........................................  17,827      26,741
*   Lululemon Athletica, Inc.............................  30,046   4,441,099
#*  Lumber Liquidators Holdings, Inc.....................  21,973     264,115
*   M/I Homes, Inc.......................................  25,779     682,886
    Macy's, Inc.......................................... 263,458   6,928,945
*   Malibu Boats, Inc., Class A..........................  29,863   1,210,945

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
    Marine Products Corp.................................  10,739 $   152,494
*   MarineMax, Inc.......................................  32,733     581,993
    Marriott International, Inc., Class A................  59,573   6,822,896
    Marriott Vacations Worldwide Corp....................  47,606   4,215,035
*   MasterCraft Boat Holdings, Inc.......................  25,660     560,158
#*  Mattel, Inc..........................................  39,333     465,703
    McDonald's Corp...................................... 102,238  18,278,110
    MDC Holdings, Inc....................................  69,932   2,302,861
*   Meritage Homes Corp..................................  41,802   1,884,434
    MGM Resorts International............................ 191,385   5,634,374
#*  Michaels Cos., Inc. (The)............................  89,672   1,242,854
*   Modine Manufacturing Co..............................  61,497     899,701
*   Mohawk Industries, Inc...............................  36,066   4,644,940
#*  Monarch Casino & Resort, Inc.........................   1,439      62,222
#   Monro, Inc...........................................  42,036   3,012,300
#*  Motorcar Parts of America, Inc.......................  21,461     429,220
    Movado Group, Inc....................................  19,419     620,437
*   Murphy USA, Inc......................................  55,555   4,086,070
    Nathan's Famous, Inc.................................   4,377     295,447
#*  National Vision Holdings, Inc........................   3,392     107,730
*   Nautilus, Inc........................................  40,483     304,027
#*  New Home Co., Inc. (The).............................  11,494      79,538
#   Newell Brands, Inc................................... 126,626   2,685,737
    NIKE, Inc., Class B.................................. 147,109  12,045,285
    Nobility Homes, Inc..................................   1,152      24,221
#   Nordstrom, Inc.......................................  90,125   4,182,701
*   Norwegian Cruise Line Holdings, Ltd..................  88,068   4,529,337
    Nutrisystem, Inc.....................................  28,648   1,243,610
*   NVR, Inc.............................................   2,277   6,056,820
    Office Depot, Inc.................................... 684,524   2,019,346
#*  Ollie's Bargain Outlet Holdings, Inc.................  35,927   2,808,414
*   O'Reilly Automotive, Inc.............................  32,384  11,161,469
#*  Overstock.com, Inc...................................  30,852     535,282
#   Oxford Industries, Inc...............................  20,786   1,591,792
#   Papa John's International, Inc.......................  28,426   1,202,136
#*  Papa Murphy's Holdings, Inc..........................   3,977      18,334
#*  Party City Holdco, Inc............................... 117,896   1,301,572
#*  Penn National Gaming, Inc............................  54,592   1,323,310
#   Penske Automotive Group, Inc......................... 100,789   4,724,988
#   PetMed Express, Inc..................................  22,786     539,572
#   Pier 1 Imports, Inc..................................  87,830      71,643
*   Planet Fitness, Inc., Class A........................  61,837   3,581,599
*   Playa Hotels & Resorts NV............................  18,570     146,332
#   Polaris Industries, Inc..............................  48,416   4,061,134
#   Pool Corp............................................  26,696   4,001,997
*   Potbelly Corp........................................  22,742     197,173
    PulteGroup, Inc...................................... 236,427   6,575,035
    PVH Corp.............................................  42,047   4,587,748
#*  Quotient Technology Inc..............................  67,910     679,100
*   Qurate Retail Group, Inc. QVC Group, Class B.........     600      13,098
*   Qurate Retail, Inc................................... 288,244   6,269,307
    Ralph Lauren Corp....................................  20,878   2,424,771
    RCI Hospitality Holdings, Inc........................  12,873     287,197
*   Red Lion Hotels Corp.................................  20,113     186,045
#*  Red Robin Gourmet Burgers, Inc.......................  16,572     529,973
    Red Rock Resorts, Inc., Class A......................  57,785   1,466,583
*   Regis Corp...........................................  73,148   1,364,210
*   Rent-A-Center, Inc...................................  38,161     667,817
*   RH...................................................  15,008   2,039,137

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
    Rocky Brands, Inc....................................   6,987 $   187,321
    Ross Stores, Inc.....................................  80,478   7,413,633
    Royal Caribbean Cruises, Ltd.........................  94,154  11,303,188
#   RTW RetailWinds, Inc.................................  82,882     256,934
    Ruth's Hospitality Group, Inc........................  74,826   1,728,481
#*  Sally Beauty Holdings, Inc...........................  94,629   1,629,511
#*  Scientific Games Corp., Class A......................  41,282   1,034,527
#*  SeaWorld Entertainment, Inc..........................  78,242   2,038,204
#   Service Corp. International.......................... 146,578   6,291,128
#*  ServiceMaster Global Holdings, Inc................... 100,425   3,915,571
#*  Shake Shack, Inc., Class A...........................  17,980     858,725
*   Shiloh Industries, Inc...............................  21,461     128,551
#   Shoe Carnival, Inc...................................  17,356     640,089
*   Shutterfly, Inc......................................  40,520   1,862,299
    Shutterstock, Inc....................................  32,533   1,301,645
#   Signet Jewelers, Ltd.................................  64,367   1,567,980
    Six Flags Entertainment Corp.........................  42,394   2,611,046
#*  Skechers U.S.A., Inc., Class A....................... 140,565   3,819,151
    Skyline Champion Corp................................  52,976     956,747
#*  Sleep Number Corp....................................  54,004   1,944,144
    Sonic Automotive, Inc., Class A......................  38,777     593,288
#*  Sotheby's............................................  48,403   1,954,997
    Speedway Motorsports, Inc............................  42,472     685,498
#*  Sportsman's Warehouse Holdings, Inc..................  70,016     359,882
#*  Stamps.com, Inc......................................  12,900   2,400,432
    Standard Motor Products, Inc.........................  28,748   1,413,252
    Starbucks Corp....................................... 192,881  13,142,911
#   Steven Madden, Ltd................................... 113,386   3,702,053
*   Stoneridge, Inc......................................  49,402   1,289,886
    Strategic Education, Inc.............................  32,090   3,510,646
    Strattec Security Corp...............................   3,827     132,032
    Sturm Ruger & Co., Inc...............................   4,249     231,486
    Superior Group of Cos, Inc...........................  13,632     242,241
    Superior Industries International, Inc...............  30,693     158,069
*   Sypris Solutions, Inc................................   8,523       9,034
#   Tailored Brands, Inc.................................  35,252     445,233
*   Tandy Leather Factory, Inc...........................   9,590      54,855
    Tapestry, Inc........................................ 136,431   5,281,244
    Target Corp.......................................... 210,806  15,388,838
*   Taylor Morrison Home Corp., Class A.................. 101,031   1,909,486
#*  Tempur Sealy International, Inc......................  48,541   2,573,644
    Tenneco, Inc., Class A...............................  64,491   2,236,548
#*  Tesla, Inc...........................................   7,091   2,177,079
    Texas Roadhouse, Inc.................................  63,815   3,882,505
#   Thor Industries, Inc.................................  74,988   4,883,219
#   Tiffany & Co.........................................  61,664   5,471,447
#   Tile Shop Holdings, Inc..............................  60,127     456,364
    Tilly's, Inc., Class A...............................  20,768     251,500
    TJX Cos., Inc. (The)................................. 143,002   7,111,489
    Toll Brothers, Inc................................... 148,262   5,476,798
*   TopBuild Corp........................................  42,567   2,247,963
    Tower International, Inc.............................  30,396     884,220
*   Town Sports International Holdings, Inc..............  14,917      89,950
    Tractor Supply Co....................................  66,001   5,636,485
*   TravelCenters of America LLC.........................  26,570     133,381
#*  TRI Pointe Group, Inc................................ 148,256   1,994,043
*   Tuesday Morning Corp.................................  29,673      58,753
    Tupperware Brands Corp...............................  33,539     914,609
*   Ulta Salon Cosmetics & Fragrance, Inc................  25,508   7,446,295

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                          ------- --------------
CONSUMER DISCRETIONARY -- (Continued)
#*  Under Armour, Inc., Class A..........................  81,537 $    1,691,077
#*  Under Armour, Inc., Class C.......................... 104,748      1,983,927
*   Unifi, Inc...........................................  19,408        415,137
#   Unique Fabricating, Inc..............................   1,260          6,911
#*  Universal Electronics, Inc...........................  15,759        443,931
*   Universal Technical Institute, Inc...................   9,310         31,840
#*  Urban Outfitters, Inc................................ 152,293      4,919,064
#*  US Auto Parts Network, Inc...........................  10,392         10,912
    Vail Resorts, Inc....................................  29,350      5,525,431
#*  Veoneer, Inc.........................................  32,952        982,299
*   Vera Bradley, Inc....................................  41,097        367,818
    VF Corp..............................................  53,460      4,499,728
#*  Vince Holding Corp...................................   1,616         19,360
*   Vista Outdoor, Inc...................................  60,738        606,165
#*  Visteon Corp.........................................  43,035      3,308,961
#*  Vitamin Shoppe, Inc..................................  21,712        100,309
*   VOXX International Corp..............................  14,866         77,452
#*  Wayfair, Inc., Class A...............................  15,225      1,666,528
#*  Weight Watchers International, Inc...................  28,271        904,672
#   Wendy's Co. (The).................................... 298,595      5,171,665
    Weyco Group, Inc.....................................   8,909        239,385
#   Whirlpool Corp.......................................  45,565      6,060,601
*   William Lyon Homes, Class A..........................  30,484        404,218
#   Williams-Sonoma, Inc................................. 131,683      7,167,506
#   Wingstop, Inc........................................  20,623      1,353,900
    Winmark Corp.........................................   2,732        421,138
#   Winnebago Industries, Inc............................  37,749      1,079,621
    Wolverine World Wide, Inc............................  91,834      3,150,825
    Wyndham Destinations, Inc............................  48,100      2,026,934
    Wyndham Hotels & Resorts, Inc........................  77,521      3,805,506
    Wynn Resorts, Ltd....................................  16,518      2,031,879
    Yum! Brands, Inc.....................................  33,855      3,181,693
*   ZAGG, Inc............................................  31,708        355,764
*   Zumiez, Inc..........................................  30,352        771,244
                                                                  --------------
TOTAL CONSUMER DISCRETIONARY.............................          1,083,502,272
                                                                  --------------
CONSUMER STAPLES -- (5.2%)
#   Alico, Inc...........................................   7,482        221,467
    Altria Group, Inc.................................... 370,528     18,285,557
    Andersons, Inc. (The)................................  34,092      1,194,925
    Archer-Daniels-Midland Co............................ 202,704      9,101,410
*   Avon Products, Inc................................... 302,581        708,040
#   B&G Foods, Inc.......................................  90,474      2,412,037
#*  Boston Beer Co., Inc. (The), Class A.................  12,135      3,023,557
*   Bridgford Foods Corp.................................   2,509         70,854
    Brown-Forman Corp., Class A..........................  13,986        657,762
#   Brown-Forman Corp., Class B.......................... 106,318      5,023,525
    Bunge, Ltd...........................................  91,677      5,048,652
#   Calavo Growers, Inc..................................  17,713      1,441,130
#   Cal-Maine Foods, Inc.................................  41,968      1,770,210
#   Campbell Soup Co..................................... 124,514      4,411,531
    Casey's General Stores, Inc..........................  48,268      6,211,126
*   CCA Industries, Inc..................................   3,031          7,153
#*  Central Garden & Pet Co..............................  15,617        612,343
*   Central Garden & Pet Co., Class A....................  47,273      1,683,864
#*  Chefs' Warehouse, Inc. (The).........................  28,528        916,319
    Church & Dwight Co., Inc.............................  73,376      4,740,823
    Clorox Co. (The).....................................  47,674      7,073,868
#   Coca-Cola Bottling Co. Consolidated..................   9,711      2,095,634

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T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER STAPLES -- (Continued)
    Coca-Cola Co. (The).................................. 760,646 $36,609,892
    Colgate-Palmolive Co.................................  76,902   4,974,021
    Conagra Brands, Inc.................................. 192,660   4,169,162
    Constellation Brands, Inc., Class A..................  54,607   9,483,052
#   Constellation Brands, Inc., Class B..................   1,902     323,977
    Costco Wholesale Corp................................  70,596  15,152,019
#   Coty, Inc., Class A.................................. 203,454   1,578,803
*   Craft Brew Alliance, Inc.............................  20,621     339,422
*   Crimson Wine Group, Ltd..............................   9,858      82,807
*   Darling Ingredients, Inc............................. 160,581   3,415,558
#   Dean Foods Co........................................  87,239     363,787
*   Edgewell Personal Care Co............................  53,640   2,116,098
#   Energizer Holdings, Inc..............................  51,714   2,451,244
    Estee Lauder Cos., Inc. (The), Class A...............  21,335   2,910,521
*   Farmer Brothers Co...................................  19,168     471,533
#   Flowers Foods, Inc................................... 249,392   4,903,047
    Fresh Del Monte Produce, Inc.........................  51,675   1,652,567
    General Mills, Inc................................... 125,801   5,590,596
#*  Hain Celestial Group, Inc. (The).....................  76,799   1,407,726
#*  Herbalife Nutrition, Ltd.............................  69,394   4,142,822
    Hershey Co. (The)....................................  48,382   5,133,330
#   Hormel Foods Corp.................................... 164,270   6,951,906
#*  Hostess Brands, Inc.................................. 120,666   1,386,452
    Ingles Markets, Inc., Class A........................  16,579     473,165
    Ingredion, Inc.......................................  60,426   5,982,174
    Inter Parfums, Inc...................................  31,500   2,093,490
    J&J Snack Foods Corp.................................  19,581   3,022,327
    JM Smucker Co. (The).................................  56,032   5,876,636
    John B. Sanfilippo & Son, Inc........................  10,470     714,578
#   Kellogg Co........................................... 124,241   7,331,461
#   Keurig Dr Pepper, Inc................................  62,606   1,704,135
    Kimberly-Clark Corp..................................  36,348   4,048,440
    Kraft Heinz Co. (The)................................ 107,634   5,172,890
    Kroger Co. (The)..................................... 481,503  13,640,980
    Lamb Weston Holdings, Inc............................  40,621   2,936,898
    Lancaster Colony Corp................................  19,955   3,174,242
*   Landec Corp..........................................  30,527     387,388
*   Lifeway Foods, Inc...................................   2,867       8,056
    Limoneira Co.........................................  10,697     235,655
    Mannatech, Inc.......................................     600      11,412
#   McCormick & Co., Inc.................................   1,509     186,814
#   McCormick & Co., Inc. Non-Voting.....................  44,459   5,496,911
    Medifast, Inc........................................  25,005   3,181,636
#   MGP Ingredients, Inc.................................  23,869   1,713,556
    Molson Coors Brewing Co., Class A....................     266      17,955
    Molson Coors Brewing Co., Class B....................  92,518   6,162,624
    Mondelez International, Inc., Class A................ 314,907  14,567,598
*   Monster Beverage Corp................................  81,819   4,683,320
#   National Beverage Corp...............................  25,483   2,136,495
*   Natural Alternatives International, Inc..............   5,470      61,045
#*  Natural Grocers by Vitamin Cottage, Inc..............  26,728     365,104
#   Natural Health Trends Corp...........................   6,437     105,502
*   Nature's Sunshine Products, Inc......................  13,753     110,024
#*  New Age Beverages Corp...............................  13,090      93,070
    Nu Skin Enterprises, Inc., Class A...................  65,401   4,293,576
    Oil-Dri Corp. of America.............................   5,619     149,128
#*  Orchids Paper Products Co............................   8,669       9,102
    PepsiCo, Inc......................................... 232,680  26,216,056
*   Performance Food Group Co............................ 111,730   3,816,697

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T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER STAPLES -- (Continued)
    Philip Morris International, Inc..................... 124,624 $  9,561,153
*   Pilgrim's Pride Corp.................................  89,398    1,811,203
#*  Post Holdings, Inc...................................  95,819    8,893,920
#   PriceSmart, Inc......................................  30,424    1,863,470
*   Primo Water Corp.....................................  48,126      627,082
    Procter & Gamble Co. (The)........................... 458,732   44,253,876
#*  Pyxus International, Inc.............................   8,313      134,920
#*  Revlon, Inc., Class A................................  27,411      718,168
#*  Rite Aid Corp........................................ 275,809      221,557
    Rocky Mountain Chocolate Factory, Inc................   4,490       38,614
*   S&W Seed Co..........................................   5,318       12,444
#   Sanderson Farms, Inc.................................  29,686    3,654,347
    Seaboard Corp........................................     346    1,337,003
*   Seneca Foods Corp., Class A..........................   8,682      248,305
*   Seneca Foods Corp., Class B..........................     283        8,207
*   Simply Good Foods Co. (The)..........................  65,635    1,298,917
#*  Smart & Final Stores, Inc............................  68,042      410,293
    SpartanNash Co.......................................  43,974      912,461
#   Spectrum Brands Holdings, Inc........................  63,666    3,557,656
#*  Sprouts Farmers Market, Inc.......................... 148,236    3,554,699
    Sysco Corp...........................................  70,653    4,511,194
#   Tootsie Roll Industries, Inc.........................  30,540    1,058,211
#*  TreeHouse Foods, Inc.................................  71,619    4,179,685
#   Turning Point Brands, Inc............................   5,004      177,192
    Tyson Foods, Inc., Class A........................... 142,930    8,850,226
#*  United Natural Foods, Inc............................  53,580      701,898
    United-Guardian, Inc.................................   1,431       28,491
    Universal Corp.......................................  30,752    1,774,390
*   US Foods Holding Corp................................ 135,856    4,581,064
*   USANA Health Sciences, Inc...........................  33,692    3,945,333
#   Vector Group, Ltd....................................  96,931    1,066,241
    Village Super Market, Inc., Class A..................   8,926      240,020
    Walgreens Boots Alliance, Inc........................ 285,393   20,622,498
    Walmart, Inc......................................... 364,614   34,940,960
#   WD-40 Co.............................................  13,211    2,401,099
#   Weis Markets, Inc....................................  31,962    1,550,796
                                                                  ------------
TOTAL CONSUMER STAPLES...................................          496,249,862
                                                                  ------------
ENERGY -- (5.4%)
*   Abraxas Petroleum Corp............................... 164,391      195,625
    Adams Resources & Energy, Inc........................   3,585      142,074
    Anadarko Petroleum Corp.............................. 112,085    5,304,983
#*  Antero Resources Corp................................ 211,952    2,132,237
#   Apache Corp.......................................... 213,594    7,010,155
*   Apergy Corp..........................................  44,003    1,479,381
#   Arch Coal, Inc., Class A.............................  34,907    3,076,354
    Archrock, Inc........................................ 156,374    1,476,171
*   Ardmore Shipping Corp................................  20,485      116,150
*   Aspen Aerogels, Inc..................................  12,907       35,107
    Baker Hughes a GE Co.................................  67,922    1,600,922
*   Basic Energy Services, Inc...........................  12,174       57,827
#*  Bonanza Creek Energy, Inc............................  24,838      572,516
#*  Bristow Group, Inc...................................  46,900      154,301
*   C&J Energy Services, Inc.............................  61,945      995,456
    Cabot Oil & Gas Corp................................. 129,153    3,222,367
*   Cactus, Inc., Class A................................  15,839      519,836
#*  California Resources Corp............................  14,239      286,916
#*  Callon Petroleum Co.................................. 290,934    2,368,203
#*  CARBO Ceramics, Inc..................................   3,649       14,705

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T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
ENERGY -- (Continued)
#*  Carrizo Oil & Gas, Inc...............................   111,785 $ 1,372,720
#*  Centennial Resource Development, Inc., Class A.......   184,201   2,425,927
#*  Chaparral Energy, Inc., Class A......................     3,601      27,692
*   Cheniere Energy, Inc.................................    54,529   3,579,829
#*  Chesapeake Energy Corp...............................   400,030   1,140,086
    Chevron Corp.........................................   488,446  56,000,334
    Cimarex Energy Co....................................    62,635   4,718,921
#*  Clean Energy Fuels Corp..............................   211,434     401,725
#*  Cloud Peak Energy, Inc...............................    94,946      35,424
*   CNX Resources Corp...................................   221,158   2,684,858
#*  Comstock Resources, Inc..............................     2,107      12,663
*   Concho Resources, Inc................................    85,353  10,228,704
    ConocoPhillips.......................................   408,992  27,684,668
*   CONSOL Energy, Inc...................................    27,644     982,191
#*  Contango Oil & Gas Co................................    22,037      83,300
*   Continental Resources, Inc...........................    90,091   4,159,501
    Core Laboratories NV.................................    30,438   2,053,347
    CVR Energy, Inc......................................    75,843   3,045,096
*   Dawson Geophysical Co................................    13,952      54,552
    Delek US Holdings, Inc...............................   104,477   3,396,547
#*  Denbury Resources, Inc...............................   562,871   1,142,628
    Devon Energy Corp....................................   112,720   3,003,988
#   DHT Holdings, Inc....................................   160,576     650,333
#*  Diamond Offshore Drilling, Inc.......................   163,482   1,786,858
    Diamondback Energy, Inc..............................    69,502   7,167,046
#*  Dorian LPG, Ltd......................................    22,290     122,149
#*  Dril-Quip, Inc.......................................    31,106   1,164,609
#*  Earthstone Energy, Inc., Class A.....................    22,715     136,971
#*  Eclipse Resources Corp...............................    82,115      94,432
#   EnLink Midstream LLC.................................    69,487     756,019
#   Ensco P.L.C., Class A................................   539,378   2,373,263
    EOG Resources, Inc...................................   198,614  19,702,509
#   EQT Corp.............................................    48,562     945,502
*   Equitrans Midstream Corp.............................    38,849     808,836
*   Era Group, Inc.......................................    26,104     245,900
    Evolution Petroleum Corp.............................    28,091     209,840
*   Exterran Corp........................................    44,715     776,252
#*  Extraction Oil & Gas, Inc............................   108,599     427,880
    Exxon Mobil Corp..................................... 1,172,361  85,910,614
*   Forum Energy Technologies, Inc.......................    68,003     333,895
#*  Frank's International NV.............................   170,734     971,476
    GasLog, Ltd..........................................    63,394   1,136,654
*   Geospace Technologies Corp...........................    10,570     158,867
#*  Goodrich Petroleum Corp..............................     4,457      60,972
#   Green Plains, Inc....................................    50,974     724,341
*   Gulf Island Fabrication, Inc.........................    11,124     105,567
#*  Gulfport Energy Corp.................................   206,971   1,736,487
#*  Halcon Resources Corp................................   191,514     314,083
    Hallador Energy Co...................................    36,539     206,993
    Halliburton Co.......................................   116,826   3,663,663
*   Helix Energy Solutions Group, Inc....................   182,876   1,249,043
    Helmerich & Payne, Inc...............................    57,225   3,204,028
    Hess Corp............................................   101,308   5,470,632
*   HighPoint Resources Corp.............................   200,987     562,764
    HollyFrontier Corp...................................   120,702   6,800,351
*   Independence Contract Drilling, Inc..................    24,694      84,453
#*  International Seaways, Inc...........................    32,786     594,082
#*  ION Geophysical Corp.................................    13,247     118,826
*   Keane Group, Inc.....................................   132,572   1,336,326

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
ENERGY -- (Continued)
#*  Key Energy Services, Inc.............................   1,616 $     2,699
    Kinder Morgan, Inc................................... 368,944   6,677,886
*   KLX Energy Services Holdings, Inc....................  24,769     645,480
#*  Kosmos Energy, Ltd................................... 323,960   1,661,915
*   Laredo Petroleum, Inc................................ 222,882     846,952
*   Lonestar Resources US, Inc., Class A.................  16,469      82,345
#   Mammoth Energy Services, Inc.........................  22,867     506,047
    Marathon Oil Corp.................................... 420,760   6,643,800
    Marathon Petroleum Corp.............................. 329,163  21,810,340
#*  Matador Resources Co................................. 145,384   2,834,988
*   Matrix Service Co....................................  30,862     661,990
*   McDermott International, Inc.........................  81,288     716,960
*   Midstates Petroleum Co., Inc.........................  20,268     196,194
*   Mitcham Industries, Inc..............................  13,388      53,284
    Murphy Oil Corp...................................... 203,607   5,568,651
#   Nabors Industries, Ltd............................... 248,635     735,960
    NACCO Industries, Inc., Class A......................   7,344     250,284
    National Oilwell Varco, Inc.......................... 168,466   4,966,378
*   Natural Gas Services Group, Inc......................  15,772     260,396
*   NCS Multistage Holdings, Inc.........................     675       3,821
*   Newfield Exploration Co.............................. 271,788   4,968,285
*   Newpark Resources, Inc............................... 122,312   1,016,413
#*  Noble Corp. P.L.C.................................... 308,431   1,017,822
    Noble Energy, Inc.................................... 138,427   3,092,459
#*  Northern Oil and Gas, Inc............................ 114,275     289,116
*   Oasis Petroleum, Inc................................. 338,843   2,039,835
    Occidental Petroleum Corp............................ 261,622  17,471,117
#*  Oceaneering International, Inc....................... 113,016   1,773,221
*   Oil States International, Inc........................  66,759   1,149,590
    ONEOK, Inc...........................................  85,614   5,497,275
*   Overseas Shipholding Group, Inc., Class A............  48,171      87,190
#*  Pacific Ethanol, Inc.................................  27,323      34,973
    Panhandle Oil and Gas, Inc., Class A.................  13,067     209,072
*   Par Pacific Holdings, Inc............................  51,571     838,544
#*  Parker Drilling Co...................................   7,317       2,067
*   Parsley Energy, Inc., Class A........................ 102,239   1,899,601
    Patterson-UTI Energy, Inc............................ 215,477   2,613,736
    PBF Energy, Inc., Class A............................ 145,292   5,320,593
*   PDC Energy, Inc......................................  60,767   1,979,181
    Peabody Energy Corp.................................. 120,189   4,290,747
*   Penn Virginia Corp...................................  14,681     770,165
#*  PHI, Inc.............................................     212         848
    Phillips 66.......................................... 102,695   9,798,130
*   Pioneer Energy Services Corp.........................  89,700     132,756
    Pioneer Natural Resources Co.........................  56,724   8,072,960
*   PrimeEnergy Resources Corp...........................     292      26,864
*   Profire Energy, Inc..................................   3,250       5,428
#*  ProPetro Holding Corp................................  99,774   1,630,307
*   QEP Resources, Inc................................... 101,867     842,440
*   Quintana Energy Services, Inc........................   9,586      46,396
#   Range Resources Corp................................. 188,830   2,082,795
#*  Renewable Energy Group, Inc..........................  59,963   1,732,931
#*  REX American Resources Corp..........................   6,572     479,296
*   RigNet, Inc..........................................  11,561     154,455
*   Ring Energy, Inc.....................................  61,689     362,731
#*  Rowan Cos. P.L.C., Class A........................... 161,645   1,970,453
#   RPC, Inc............................................. 135,339   1,460,308
*   SandRidge Energy, Inc................................  19,164     158,870
    Schlumberger, Ltd.................................... 218,247   9,648,700

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
ENERGY -- (Continued)
#   Scorpio Tankers, Inc.................................  33,058 $    619,176
*   SEACOR Holdings, Inc.................................  22,509      931,648
*   SEACOR Marine Holdings, Inc..........................  26,305      348,541
#*  Select Energy Services, Inc., Class A................  87,669      745,187
#   SemGroup Corp., Class A..............................  91,663    1,468,441
#   Ship Finance International, Ltd...................... 116,740    1,419,558
*   SilverBow Resources, Inc.............................   3,894       94,663
    SM Energy Co......................................... 142,832    2,802,364
#*  Smart Sand, Inc......................................   7,531       19,129
#   Solaris Oilfield Infrastructure, Inc., Class A.......  21,997      330,835
#*  Southwestern Energy Co............................... 465,220    2,033,011
#*  SRC Energy, Inc...................................... 301,696    1,484,344
*   Superior Energy Services, Inc........................ 132,464      517,934
*   Talos Energy, Inc....................................  37,858      723,088
#   Targa Resources Corp.................................  77,533    3,334,694
    TechnipFMC P.L.C.....................................  98,002    2,250,126
*   TETRA Technologies, Inc.............................. 150,968      321,562
#*  Tidewater, Inc.......................................   5,282      113,669
#*  Transocean, Ltd...................................... 305,851    2,621,143
#*  Ultra Petroleum Corp.................................  77,969       56,138
*   Unit Corp............................................  66,176    1,056,169
#   US Silica Holdings, Inc..............................  92,529    1,247,291
*   VAALCO Energy, Inc...................................   7,924       14,580
    Valero Energy Corp................................... 171,420   15,054,104
#*  W&T Offshore, Inc.................................... 124,708      628,528
#*  Whiting Petroleum Corp............................... 116,337    3,330,728
*   WildHorse Resource Development Corp..................  68,831    1,168,062
    Williams Cos., Inc. (The)............................ 130,114    3,503,970
    World Fuel Services Corp.............................  85,228    2,121,325
*   WPX Energy, Inc...................................... 310,747    3,809,758
                                                                  ------------
TOTAL ENERGY.............................................          515,372,309
                                                                  ------------
FINANCIALS -- (17.0%)
#   1st Constitution Bancorp.............................   6,663      129,395
    1st Source Corp......................................  31,267    1,419,522
    Access National Corp.................................  11,999      283,296
    ACNB Corp............................................   5,435      197,834
    Affiliated Managers Group, Inc.......................  20,715    2,174,039
    Aflac, Inc........................................... 198,612    9,473,792
    Alleghany Corp.......................................   7,207    4,551,653
*   Allegiance Bancshares, Inc...........................   2,456       88,220
    Allstate Corp. (The)................................. 108,567    9,539,782
    Ally Financial, Inc.................................. 343,635    8,955,128
    A-Mark Precious Metals, Inc..........................   7,393       95,887
*   Ambac Financial Group, Inc...........................  25,869      489,441
    American Equity Investment Life Holding Co........... 113,034    3,540,225
    American Express Co.................................. 272,571   27,993,042
    American Financial Group, Inc........................  68,232    6,508,650
    American International Group, Inc.................... 269,115   11,633,841
    American National Bankshares, Inc....................   8,832      288,630
    American National Insurance Co.......................  17,036    2,371,241
    American River Bankshares............................   2,071       27,917
    Ameriprise Financial, Inc............................  87,443   11,070,284
    Ameris Bancorp.......................................  55,516    2,106,832
    AMERISAFE, Inc.......................................  26,204    1,556,780
    AmeriServ Financial, Inc.............................   3,367       13,906
    Ames National Corp...................................   8,700      218,718
    Aon P.L.C............................................  40,262    6,290,132
*   Arch Capital Group, Ltd.............................. 172,299    5,056,976

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CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
FINANCIALS -- (Continued)
#   Ares Management Corp., Class A.......................    11,087 $   231,275
    Argo Group International Holdings, Ltd...............    41,601   2,776,451
    Arrow Financial Corp.................................    15,830     504,185
    Arthur J Gallagher & Co..............................    56,579   4,227,017
    Artisan Partners Asset Management, Inc., Class A.....    50,788   1,184,376
#*  Ashford, Inc.........................................       600      39,000
    Aspen Insurance Holdings, Ltd........................    76,200   3,179,826
    Associated Banc-Corp.................................   148,534   3,215,761
#   Associated Capital Group, Inc., Class A..............       631      26,748
    Assurant, Inc........................................    58,469   5,635,827
    Assured Guaranty, Ltd................................   137,651   5,583,125
    Asta Funding, Inc....................................       736       3,135
*   Athene Holding, Ltd., Class A........................     2,474     106,135
*   Atlantic Capital Bancshares, Inc.....................    28,199     509,838
*   Atlanticus Holdings Corp.............................    11,295      42,469
*   Atlas Financial Holdings, Inc........................     6,123      54,433
#   Auburn National Bancorporation, Inc..................     2,087      67,953
    Axis Capital Holdings, Ltd...........................    75,408   4,038,098
#*  Axos Financial, Inc..................................    74,972   2,276,150
#   Banc of California, Inc..............................    56,944     830,244
    BancFirst Corp.......................................    32,722   1,756,517
#*  Bancorp of New Jersey, Inc...........................     3,414      45,850
*   Bancorp, Inc. (The)..................................    88,920     754,042
    BancorpSouth Bank....................................   116,483   3,398,974
    Bank of America Corp................................. 2,305,820  65,646,695
    Bank of Commerce Holdings............................    12,328     131,786
#   Bank of Hawaii Corp..................................    43,487   3,362,850
    Bank of Marin Bancorp................................    10,352     434,163
    Bank of New York Mellon Corp. (The)..................   265,290  13,879,973
    Bank of NT Butterfield & Son, Ltd. (The).............    70,010   2,453,850
#   Bank of Princeton (The)..............................     2,913      86,050
    Bank of South Carolina Corp..........................       800      14,848
#   Bank OZK.............................................    89,116   2,703,779
    BankFinancial Corp...................................    23,262     348,930
    BankUnited, Inc......................................   101,580   3,434,420
    Bankwell Financial Group, Inc........................     4,235     122,392
    Banner Corp..........................................    42,080   2,295,043
    Bar Harbor Bankshares................................    10,288     246,192
*   Baycom Corp..........................................     1,964      42,422
    BB&T Corp............................................   202,445   9,879,316
    BCB Bancorp, Inc.....................................    10,842     127,285
    Beneficial Bancorp, Inc..............................    95,043   1,481,720
*   Berkshire Hathaway, Inc., Class B....................   371,183  76,292,954
    Berkshire Hills Bancorp, Inc.........................    56,667   1,544,176
    BGC Partners, Inc., Class A..........................   296,735   1,836,790
    BlackRock, Inc.......................................    17,948   7,449,856
*   Blucora, Inc.........................................    52,563   1,551,134
    Blue Capital Reinsurance Holdings, Ltd...............     4,531      30,947
    Blue Hills Bancorp, Inc..............................     3,802      89,879
    BOK Financial Corp...................................    46,270   3,845,500
    Boston Private Financial Holdings, Inc...............   117,108   1,358,453
    Bridge Bancorp, Inc..................................    12,905     397,345
*   Brighthouse Financial, Inc...........................    42,882   1,601,214
    BrightSphere Investment Group P.L.C..................   103,112   1,275,495
    Brookline Bancorp, Inc...............................   104,170   1,549,008
    Brown & Brown, Inc...................................   261,806   7,110,651
    Bryn Mawr Bank Corp..................................    25,731     951,790
*   BSB Bancorp, Inc.....................................     3,846     124,072
    C&F Financial Corp...................................     2,604     130,148

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    Cadence BanCorp...................................... 142,678 $ 2,675,212
    Cambridge Bancorp....................................   1,660     126,326
    Camden National Corp.................................  18,719     758,494
*   Cannae Holdings, Inc.................................  90,690   1,753,945
    Capital City Bank Group, Inc.........................  14,658     351,792
    Capital One Financial Corp........................... 132,272  10,659,800
#   Capitol Federal Financial, Inc....................... 186,164   2,395,931
#   Capstar Financial Holdings, Inc......................  11,525     183,824
    Carolina Financial Corp..............................  26,126     904,482
    Cathay General Bancorp...............................  84,165   3,124,205
    Cboe Global Markets, Inc.............................  40,772   3,802,804
#   CBTX, Inc............................................   4,200     135,450
    CenterState Banks Corp............................... 110,420   2,738,416
    Central Pacific Financial Corp.......................  41,241   1,180,730
    Central Valley Community Bancorp.....................   5,754     113,757
    Century Bancorp, Inc., Class A.......................   4,519     350,810
    Charles Schwab Corp. (The)........................... 167,241   7,821,862
    Chemical Financial Corp..............................  64,073   2,848,686
    Chemung Financial Corp...............................   3,869     162,188
    Chubb, Ltd...........................................  95,408  12,694,034
#   Cincinnati Financial Corp............................  73,427   5,956,398
    CIT Group, Inc.......................................  74,984   3,463,511
    Citigroup, Inc....................................... 630,926  40,669,490
    Citizens & Northern Corp.............................   7,485     187,649
    Citizens Community Bancorp, Inc......................   1,100      12,925
    Citizens Financial Group, Inc........................ 164,685   5,586,115
    Citizens Holding Co..................................     901      19,786
#*  Citizens, Inc........................................  28,479     201,916
    City Holding Co......................................  18,549   1,329,592
    Civista Bancshares, Inc..............................  11,533     216,013
    CME Group, Inc.......................................  74,261  13,536,295
    CNA Financial Corp...................................  62,313   2,857,674
    CNB Financial Corp...................................  15,464     390,775
    CNO Financial Group, Inc............................. 150,916   2,698,378
    Codorus Valley Bancorp, Inc..........................   4,404      97,328
#   Cohen & Steers, Inc..................................  56,047   2,109,049
    Colony Bankcorp, Inc.................................   3,680      57,702
    Columbia Banking System, Inc.........................  93,096   3,421,278
    Comerica, Inc........................................  81,765   6,438,176
#   Commerce Bancshares, Inc............................. 106,419   6,363,856
    Commercial National Financial Corp...................     923      20,121
    Community Bank System, Inc...........................  64,346   3,857,543
*   Community Bankers Trust Corp.........................  19,082     142,352
#   Community Financial Corp. (The)......................   4,091     120,889
*   Community First Bancshares, Inc......................     927       9,835
    Community Trust Bancorp, Inc.........................  22,705     922,050
    Community West Bancshares............................   4,200      42,630
    ConnectOne Bancorp, Inc..............................  40,336     806,720
*   Consumer Portfolio Services, Inc.....................  34,102     130,952
    County Bancorp, Inc..................................   4,577      78,312
#*  Cowen, Inc...........................................  22,872     369,840
    Crawford & Co., Class A..............................  32,830     314,183
    Crawford & Co., Class B..............................  20,524     198,057
#*  Credit Acceptance Corp...............................  22,357   8,898,533
#   Cullen/Frost Bankers, Inc............................  57,621   5,605,371
*   Customers Bancorp, Inc...............................  39,125     769,589
    CVB Financial Corp................................... 136,289   2,986,092
    Diamond Hill Investment Group, Inc...................   4,190     649,450
    Dime Community Bancshares, Inc.......................  54,333   1,071,447

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    Discover Financial Services.......................... 156,725 $10,577,370
    DNB Financial Corp...................................   3,405     125,236
    Donegal Group, Inc., Class A.........................  27,456     361,596
    Donegal Group, Inc., Class B.........................   1,947      24,211
*   Donnelley Financial Solutions, Inc...................  47,259     691,872
    E*TRADE Financial Corp............................... 166,215   7,755,592
    Eagle Bancorp Montana, Inc...........................   4,900      87,612
*   Eagle Bancorp, Inc...................................  40,386   2,216,384
    East West Bancorp, Inc............................... 129,732   6,528,114
#   Eaton Vance Corp.....................................  93,873   3,615,988
*   eHealth, Inc.........................................  19,559   1,196,228
#*  Elevate Credit, Inc..................................   3,352      14,916
    EMC Insurance Group, Inc.............................  16,920     556,330
    Emclaire Financial Corp..............................     300       9,348
    Employers Holdings, Inc..............................  41,844   1,772,930
#*  Encore Capital Group, Inc............................  33,846     999,811
*   Enova International, Inc.............................  52,265   1,204,708
*   Enstar Group, Ltd....................................  12,513   2,227,314
*   Entegra Financial Corp...............................   4,888     114,184
    Enterprise Bancorp, Inc..............................   5,044     163,173
    Enterprise Financial Services Corp...................  28,030   1,236,964
*   Equity Bancshares, Inc., Class A.....................   7,146     226,886
    Erie Indemnity Co., Class A..........................  30,211   4,422,286
*   Esquire Financial Holdings, Inc......................   1,752      38,071
    ESSA Bancorp, Inc....................................   7,776     117,107
*   Essent Group, Ltd....................................  62,643   2,490,059
    Evans Bancorp, Inc...................................   4,016     140,560
    Evercore, Inc., Class A..............................  45,505   4,070,422
    Everest Re Group, Ltd................................  24,621   5,393,230
#*  EZCORP, Inc., Class A................................  77,547     722,738
#   FactSet Research Systems, Inc........................  23,188   5,069,592
#   Farmers & Merchants Bancorp, Inc.....................   1,880      59,276
    Farmers National Banc Corp...........................   6,288      81,555
    Fauquier Bankshares, Inc.............................     700      13,580
    FB Financial Corp....................................  34,729   1,148,835
    FBL Financial Group, Inc., Class A...................  21,123   1,483,257
    Federal Agricultural Mortgage Corp., Class A.........     635      43,196
    Federal Agricultural Mortgage Corp., Class C.........  11,172     790,419
#   Federated Investors, Inc., Class B................... 141,394   3,694,625
    FedNat Holding Co....................................  13,480     244,123
    Fidelity D&D Bancorp, Inc............................     320      18,883
    Fidelity National Financial, Inc..................... 140,300   5,073,248
    Fidelity Southern Corp...............................  38,410   1,169,969
    Fifth Third Bancorp.................................. 406,539  10,903,376
    Financial Institutions, Inc..........................  23,604     633,059
*   First Acceptance Corp................................  16,289      18,407
    First American Financial Corp........................ 118,781   5,948,552
    First Bancorp........................................  38,199   1,404,577
    First BanCorp........................................ 278,337   2,964,289
    First Bancorp, Inc...................................   9,663     249,982
    First Bancshares, Inc. (The).........................   1,616      52,375
    First Bank...........................................   7,477      84,041
    First Busey Corp.....................................  60,129   1,488,794
    First Business Financial Services, Inc...............   6,193     127,824
    First Capital, Inc...................................   2,028      92,436
    First Choice Bancorp.................................   5,321     114,987
    First Citizens BancShares, Inc., Class A.............   9,362   3,815,296
    First Commonwealth Financial Corp.................... 125,496   1,706,746
    First Community Bancshares, Inc......................  19,210     658,903

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    First Community Corp.................................   5,860 $   120,130
    First Defiance Financial Corp........................  21,912     617,480
    First Financial Bancorp.............................. 122,920   3,236,484
#   First Financial Bankshares, Inc......................  49,911   3,049,562
    First Financial Corp.................................   7,979     330,889
    First Financial Northwest, Inc.......................  13,447     203,722
*   First Foundation, Inc................................  43,905     637,940
    First Hawaiian, Inc..................................   7,631     196,346
#   First Horizon National Corp.......................... 325,711   4,781,437
    First Internet Bancorp...............................   8,289     165,780
    First Interstate BancSystem, Inc., Class A...........  42,696   1,661,728
    First Merchants Corp.................................  63,034   2,308,935
    First Mid-Illinois Bancshares, Inc...................   9,633     313,843
    First Midwest Bancorp, Inc........................... 140,824   3,100,944
    First Northwest Bancorp..............................   7,811     119,274
    First of Long Island Corp. (The).....................  15,717     325,656
#   First Republic Bank..................................  47,024   4,543,929
#   First Savings Financial Group, Inc...................   1,058      53,038
    First United Corp....................................   5,001      81,016
    FirstCash, Inc.......................................  62,082   5,117,419
*   Flagstar Bancorp, Inc................................  68,789   2,122,141
    Flushing Financial Corp..............................  40,449     897,159
#   FNB Corp............................................. 259,622   3,024,596
#*  Franklin Financial Network, Inc......................  17,772     566,394
#   Franklin Resources, Inc.............................. 121,946   3,610,821
    FS Bancorp, Inc......................................   3,471     168,517
    Fulton Financial Corp................................ 221,409   3,553,614
#   GAIN Capital Holdings, Inc...........................  36,233     234,428
    GAMCO Investors, Inc., Class A.......................  11,830     236,008
*   Genworth Financial, Inc., Class A.................... 268,656   1,300,295
    German American Bancorp, Inc.........................  24,750     723,937
    Glacier Bancorp, Inc.................................  87,779   3,702,518
    Global Indemnity, Ltd................................  13,212     434,675
    Goldman Sachs Group, Inc. (The)......................  94,694  18,750,359
#*  Great Elm Capital Group, Inc.........................   8,182      25,610
    Great Southern Bancorp, Inc..........................  18,454     984,336
    Great Western Bancorp, Inc...........................  75,851   2,676,782
*   Green Dot Corp., Class A.............................  62,298   4,611,298
#   Greenhill & Co., Inc.................................  18,254     457,445
#*  Greenlight Capital Re, Ltd., Class A.................  39,376     408,329
    Guaranty Bancshares, Inc.............................   3,949     118,470
    Guaranty Federal Bancshares, Inc.....................   1,800      40,500
*   Hallmark Financial Services, Inc.....................  19,071     184,989
#   Hamilton Lane, Inc., Class A.........................  19,882     721,120
    Hancock Whitney Corp.................................  98,404   4,042,436
    Hanmi Financial Corp.................................  41,663     913,670
    Hanover Insurance Group, Inc. (The)..................  41,123   4,689,667
*   HarborOne Bancorp, Inc...............................   1,656      25,138
    Harleysville Financial Corp..........................   1,326      32,487
    Hartford Financial Services Group, Inc. (The)........ 195,278   9,162,444
    Hawthorn Bancshares, Inc.............................   3,307      75,598
#   HCI Group, Inc.......................................  13,757     651,807
    Heartland Financial USA, Inc.........................  42,316   1,919,454
#   Hennessy Advisors, Inc...............................   5,706      65,847
    Heritage Commerce Corp...............................  53,720     712,864
#   Heritage Financial Corp..............................  43,518   1,348,188
    Heritage Insurance Holdings, Inc.....................  10,266     149,062
    Hilltop Holdings, Inc................................ 118,386   2,179,486
    Hingham Institution for Savings......................     841     155,501

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
FINANCIALS -- (Continued)
*   HMN Financial, Inc...................................     3,012 $     59,909
    Home Bancorp, Inc....................................     5,934      209,826
#   Home BancShares, Inc.................................   150,350    2,752,908
*   HomeStreet, Inc......................................    42,098    1,030,138
    HomeTrust Bancshares, Inc............................     6,636      179,172
    Hope Bancorp, Inc....................................   185,003    2,647,393
    HopFed Bancorp, Inc..................................     2,767       54,289
    Horace Mann Educators Corp...........................    37,494    1,561,625
    Horizon Bancorp, Inc.................................    39,147      631,833
    Houlihan Lokey, Inc..................................    35,399    1,566,052
*   Howard Bancorp, Inc..................................    10,797      138,526
#   Huntington Bancshares, Inc...........................   626,897    8,300,116
    IBERIABANK Corp......................................    36,502    2,697,133
    IF Bancorp, Inc......................................       723       14,540
#*  Impac Mortgage Holdings, Inc.........................     1,461        5,128
    Independence Holding Co..............................     7,983      285,472
    Independent Bank Corp................................    35,501    2,832,270
    Independent Bank Corp................................    28,585      633,444
    Independent Bank Group, Inc..........................    50,154    2,646,125
    Interactive Brokers Group, Inc., Class A.............   108,160    5,451,264
    Intercontinental Exchange, Inc.......................   143,690   11,029,644
    International Bancshares Corp........................    84,765    3,006,615
*   INTL. FCStone, Inc...................................    21,939      838,728
    Invesco, Ltd.........................................   209,693    3,820,606
    Investar Holding Corp................................     6,311      145,532
    Investment Technology Group, Inc.....................    28,559      864,195
    Investors Bancorp, Inc...............................   272,898    3,312,982
    Investors Title Co...................................     1,811      312,814
    James River Group Holdings, Ltd......................    36,329    1,401,210
#   Janus Henderson Group P.L.C..........................    93,254    2,035,735
    Jefferies Financial Group, Inc.......................   148,743    3,095,342
    JPMorgan Chase & Co.................................. 1,060,963  109,809,670
    Kearny Financial Corp................................   127,177    1,632,953
    Kemper Corp..........................................    73,444    5,521,520
    Kentucky First Federal Bancorp.......................     1,549       12,005
    KeyCorp..............................................   474,334    7,812,281
    Kingstone Cos., Inc..................................     5,834       95,969
    Kinsale Capital Group, Inc...........................     2,023      117,334
    Ladenburg Thalmann Financial Services, Inc...........    91,438      263,341
    Lake Shore Bancorp, Inc..............................     1,022       16,352
    Lakeland Bancorp, Inc................................    59,053      924,179
    Lakeland Financial Corp..............................    27,255    1,227,293
    Landmark Bancorp, Inc................................     2,463       56,797
    Lazard, Ltd., Class A................................   115,809    4,608,040
    LCNB Corp............................................    14,976      247,104
    LegacyTexas Financial Group, Inc.....................    58,891    2,346,217
    Legg Mason, Inc......................................    85,041    2,534,222
#*  LendingClub Corp.....................................   505,470    1,612,449
#*  LendingTree, Inc.....................................     7,499    2,222,254
    Level One Bancorp, Inc...............................     2,221       53,970
*   Limestone Bancorp, Inc...............................     1,427       20,720
    Lincoln National Corp................................   105,037    6,143,614
#   Live Oak Bancshares, Inc.............................    42,874      595,949
    Loews Corp...........................................   141,970    6,800,363
    LPL Financial Holdings, Inc..........................   144,676   10,180,850
    M&T Bank Corp........................................    42,957    7,068,145
    Macatawa Bank Corp...................................    31,316      305,644
    Mackinac Financial Corp..............................     7,534      118,661
    Maiden Holdings, Ltd.................................    99,949      128,934

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
*   Malvern Bancorp, Inc.................................   5,035 $   105,332
*   Markel Corp..........................................   6,509   6,857,297
    MarketAxess Holdings, Inc............................  18,326   3,935,875
    Marlin Business Services Corp........................  17,363     385,285
    Marsh & McLennan Cos., Inc...........................  84,485   7,450,732
    MB Financial, Inc....................................  72,336   3,210,272
#*  MBIA, Inc............................................ 166,900   1,603,909
    MBT Financial Corp...................................  18,808     188,268
    Mercantile Bank Corp.................................  15,390     510,948
    Mercury General Corp.................................  70,022   3,620,137
    Meridian Bancorp, Inc................................  66,931   1,059,852
    Meta Financial Group, Inc............................  43,776   1,030,925
    MetLife, Inc......................................... 212,186   9,690,535
*   MGIC Investment Corp................................. 111,894   1,396,437
    Mid Penn Bancorp, Inc................................   2,232      51,671
    Middlefield Banc Corp................................   1,970      84,237
    Midland States Bancorp, Inc..........................  10,372     250,069
    MidSouth Bancorp, Inc................................  14,050     160,451
    MidWestOne Financial Group, Inc......................   6,223     172,439
*   MMA Capital Holdings, Inc............................   3,888     107,503
    Moelis & Co., Class A................................  27,668   1,210,475
#   Moody's Corp.........................................  28,544   4,524,509
    Morgan Stanley....................................... 358,555  15,166,876
    Morningstar, Inc.....................................  39,025   4,844,954
*   Mr Cooper Group, Inc.................................  10,517     161,857
    MSB Financial Corp...................................   1,903      33,778
    MSCI, Inc............................................  67,973  11,573,763
    MutualFirst Financial, Inc...........................   9,030     261,870
    MVB Financial Corp...................................   6,026     101,478
    Nasdaq, Inc..........................................  88,383   7,781,239
    National Bank Holdings Corp., Class A................  37,669   1,203,901
#   National Bankshares, Inc.............................   1,672      58,069
*   National Commerce Corp...............................   8,162     332,316
    National General Holdings Corp....................... 101,362   2,447,892
    National Western Life Group, Inc., Class A...........   4,022   1,219,873
    Navient Corp......................................... 379,605   4,327,497
    Navigators Group, Inc. (The).........................  41,112   2,869,618
    NBT Bancorp, Inc.....................................  58,704   2,091,036
    Nelnet, Inc., Class A................................  37,333   1,963,716
#   New York Community Bancorp, Inc...................... 221,419   2,572,889
>>  NewStar Financial, Inc...............................  42,768       8,327
*   NI Holdings, Inc.....................................   7,081     106,215
*   Nicholas Financial, Inc..............................   1,248      13,129
*   Nicolet Bankshares, Inc..............................   1,151      62,948
*   NMI Holdings, Inc., Class A..........................  81,693   1,797,246
#   Northeast Bancorp....................................   4,743      93,532
    Northeast Community Bancorp, Inc.....................   5,046      60,804
    Northern Trust Corp.................................. 101,409   8,970,640
    Northfield Bancorp, Inc..............................  66,163     946,793
    Northrim BanCorp, Inc................................   6,426     212,893
#   Northwest Bancshares, Inc............................ 139,017   2,452,260
    Norwood Financial Corp...............................   1,915      56,148
#   Oak Valley Bancorp...................................   3,052      53,868
    OceanFirst Financial Corp............................  58,841   1,412,772
#   Oconee Federal Financial Corp........................     400      10,460
*   Ocwen Financial Corp.................................  26,744      44,930
    OFG Bancorp..........................................  60,052   1,163,808
    Ohio Valley Banc Corp................................   1,078      38,679
    Old Line Bancshares, Inc.............................  11,513     310,966

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    Old National Bancorp................................. 194,483 $ 3,138,956
    Old Point Financial Corp.............................   2,663      63,752
    Old Republic International Corp...................... 236,951   4,774,563
    Old Second Bancorp, Inc..............................   9,603     134,730
*   On Deck Capital, Inc.................................  84,683     636,816
*   OneMain Holdings, Inc................................  52,671   1,574,336
    Oppenheimer Holdings, Inc., Class A..................  10,148     273,286
    Opus Bank............................................  40,132     838,759
    Oritani Financial Corp...............................  74,180   1,250,675
    Orrstown Financial Services, Inc.....................   7,555     142,261
*   Pacific Mercantile Bancorp...........................  17,616     138,462
*   Pacific Premier Bancorp, Inc.........................  74,620   2,219,945
    PacWest Bancorp...................................... 105,429   4,068,505
#   Park National Corp...................................  14,582   1,371,000
    Parke Bancorp, Inc...................................   6,881     135,005
    PB Bancorp, Inc......................................   2,175      24,077
    PCSB Financial Corp..................................  10,259     208,360
    Peapack Gladstone Financial Corp.....................  23,355     623,345
    Penns Woods Bancorp, Inc.............................   3,624     128,036
    Pennymac Financial Services, Inc.....................  35,889     742,185
    Peoples Bancorp of North Carolina, Inc...............     255       6,630
    Peoples Bancorp, Inc.................................  22,037     705,184
    Peoples Financial Services Corp......................     759      31,301
    People's United Financial, Inc....................... 224,823   3,682,601
    People's Utah Bancorp................................   5,564     163,582
    Pinnacle Financial Partners, Inc.....................  51,552   2,771,951
    Piper Jaffray Cos....................................  19,045   1,314,676
    PJT Partners, Inc., Class A..........................  19,725     857,643
    Plumas Bancorp.......................................   3,091      75,575
    PNC Financial Services Group, Inc. (The)............. 122,824  15,066,820
#*  Ponce de Leon Federal Bank...........................   7,444      96,251
    Popular, Inc.........................................  94,942   5,184,783
#*  PRA Group, Inc.......................................  57,333   1,691,897
    Preferred Bank.......................................  15,476     720,563
    Premier Financial Bancorp, Inc.......................   9,925     141,630
    Primerica, Inc.......................................  58,393   6,561,621
    Principal Financial Group, Inc....................... 159,624   7,992,374
    ProAssurance Corp....................................  64,135   2,735,999
    Progressive Corp. (The).............................. 221,290  14,890,604
#   Prosperity Bancshares, Inc...........................  61,371   4,365,933
    Protective Insurance Corp., Class A..................     298       5,588
    Protective Insurance Corp., Class B..................   9,068     167,123
*   Provident Bancorp, Inc...............................   4,533     102,491
    Provident Financial Holdings, Inc....................   6,656     113,152
    Provident Financial Services, Inc....................  82,071   2,027,974
    Prudential Bancorp, Inc..............................   6,497     118,505
    Prudential Financial, Inc............................  92,516   8,524,424
    Pzena Investment Management, Inc., Class A...........   8,763      76,764
    QCR Holdings, Inc....................................  13,131     449,868
    Radian Group, Inc....................................  80,134   1,541,778
*   Randolph Bancorp, Inc................................   1,654      23,404
    Raymond James Financial, Inc.........................  70,406   5,667,683
    RBB Bancorp..........................................   2,491      46,457
*   Regional Management Corp.............................  17,091     469,661
    Regions Financial Corp............................... 562,877   8,538,844
    Reinsurance Group of America, Inc....................  36,993   5,343,639
    RenaissanceRe Holdings, Ltd..........................  40,944   5,651,500
    Renasant Corp........................................  63,262   2,247,066
    Republic Bancorp, Inc., Class A......................  14,783     616,303

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
*   Republic First Bancorp, Inc..........................  33,367 $   196,865
    Riverview Bancorp, Inc...............................  17,979     133,944
    RLI Corp.............................................  35,939   2,372,333
    S&P Global, Inc......................................  39,295   7,530,887
    S&T Bancorp, Inc.....................................  44,399   1,705,810
#*  Safeguard Scientifics, Inc...........................  28,786     273,179
    Safety Insurance Group, Inc..........................  21,435   1,764,315
    Salisbury Bancorp, Inc...............................   1,410      56,795
    Sandy Spring Bancorp, Inc............................  42,918   1,399,556
    Santander Consumer USA Holdings, Inc................. 218,571   4,165,963
    SB Financial Group, Inc..............................   3,331      61,024
#   SB One Bancorp.......................................   6,201     135,802
*   Seacoast Banking Corp. of Florida....................  35,223     969,337
*   Security National Financial Corp., Class A...........   3,559      18,789
    SEI Investments Co................................... 117,956   5,607,628
*   Select Bancorp, Inc..................................  16,697     202,034
    Selective Insurance Group, Inc.......................  78,380   4,774,910
#   ServisFirst Bancshares, Inc..........................  49,786   1,680,277
    Severn Bancorp, Inc..................................   4,355      35,929
    Shore Bancshares, Inc................................   8,604     128,200
    SI Financial Group, Inc..............................   9,296     119,732
    Sierra Bancorp.......................................  16,572     440,815
    Signature Bank.......................................  31,123   3,962,269
    Silvercrest Asset Management Group, Inc., Class A....   3,719      49,537
    Simmons First National Corp., Class A................ 116,809   2,889,855
#*  SLM Corp............................................. 522,602   5,597,067
*   SmartFinancial, Inc..................................   3,545      68,419
    Sound Financial Bancorp, Inc.........................     771      25,690
    South State Corp.....................................  40,232   2,669,393
*   Southern First Bancshares, Inc.......................   6,964     250,634
    Southern Missouri Bancorp, Inc.......................   2,797      98,482
    Southern National Bancorp of Virginia, Inc...........  15,432     232,715
#   Southside Bancshares, Inc............................  44,541   1,469,408
    Standard AVB Financial Corp..........................   2,079      65,655
    State Auto Financial Corp............................  52,143   1,772,862
    State Street Corp....................................  97,787   6,933,098
    Sterling Bancorp..................................... 215,171   4,139,890
    Stewardship Financial Corp...........................   3,021      26,283
    Stewart Information Services Corp....................  34,612   1,538,503
    Stifel Financial Corp................................  53,898   2,580,097
    Stock Yards Bancorp, Inc.............................  25,424     878,908
    Summit Financial Group, Inc..........................   2,581      60,731
    Summit State Bank....................................   2,851      33,300
    SunTrust Banks, Inc.................................. 135,540   8,053,787
*   SVB Financial Group..................................  33,790   7,885,910
    Synchrony Financial.................................. 534,264  16,049,291
    Synovus Financial Corp............................... 180,452   6,391,610
    T Rowe Price Group, Inc.............................. 151,112  14,122,928
    TCF Financial Corp................................... 201,689   4,469,428
    TD Ameritrade Holding Corp........................... 121,680   6,807,996
    Territorial Bancorp, Inc.............................  11,411     314,715
#   Teton Advisors, Inc., Class A........................      29       1,496
*   Texas Capital Bancshares, Inc........................  60,964   3,552,372
#   TFS Financial Corp................................... 135,866   2,215,974
*   TheStreet, Inc.......................................  17,831      37,980
*   Third Point Reinsurance, Ltd......................... 101,974   1,071,747
    Timberland Bancorp, Inc..............................   8,097     227,688
    Tiptree, Inc.........................................  47,142     280,495
    Tompkins Financial Corp..............................  17,476   1,285,185

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
FINANCIALS -- (Continued)
    Torchmark Corp.......................................    64,177 $    5,375,466
    Towne Bank...........................................    88,500      2,297,460
    Travelers Cos., Inc. (The)...........................   120,848     15,171,258
    TriCo Bancshares.....................................    35,071      1,322,878
*   TriState Capital Holdings, Inc.......................    35,514        723,065
#*  Triumph Bancorp, Inc.................................    32,221        981,452
    TrustCo Bank Corp. NY................................   123,977        962,062
#   Trustmark Corp.......................................    95,584      3,013,764
    Two River Bancorp....................................     5,292         85,307
    U.S. Bancorp.........................................   445,407     22,787,022
#   UMB Financial Corp...................................    44,533      2,866,144
    Umpqua Holdings Corp.................................   183,754      3,248,771
    Union Bankshares Corp................................    84,865      2,678,339
    Union Bankshares, Inc................................       337         16,058
    United Bancshares, Inc...............................       606         13,629
#   United Bankshares, Inc...............................    88,705      3,137,496
    United Community Banks, Inc..........................    96,002      2,469,171
    United Community Financial Corp......................    58,731        556,770
    United Financial Bancorp, Inc........................    64,377        953,423
    United Fire Group, Inc...............................    30,167      1,568,684
    United Insurance Holdings Corp.......................    49,560        808,819
    United Security Bancshares...........................    11,061        113,486
    Unity Bancorp, Inc...................................     9,514        188,472
    Universal Insurance Holdings, Inc....................    55,727      2,102,022
    Univest Financial Corp...............................    36,576        859,170
    Unum Group...........................................   117,297      4,077,244
#   Valley National Bancorp..............................   223,443      2,259,009
    Value Line, Inc......................................     1,300         27,885
#*  Veritex Holdings, Inc................................    44,050      1,165,563
*   Victory Capital Holdings, Inc., Class A..............     8,570         93,413
#   Virtu Financial, Inc., Class A.......................    76,147      1,945,556
#   Virtus Investment Partners, Inc......................     9,673        870,280
    Voya Financial, Inc..................................    86,684      4,024,738
#   Waddell & Reed Financial, Inc., Class A..............   105,608      1,808,009
    Walker & Dunlop, Inc.................................    48,984      2,354,661
    Washington Federal, Inc..............................   114,583      3,333,219
    Washington Trust Bancorp, Inc........................    18,309        952,800
    Waterstone Financial, Inc............................    36,010        565,357
    Webster Financial Corp...............................    93,484      5,036,918
    Wellesley Bank.......................................       542         16,585
    Wells Fargo & Co..................................... 1,393,576     68,159,802
    WesBanco, Inc........................................    65,694      2,667,833
    West Bancorporation, Inc.............................    19,598        422,141
#   Westamerica Bancorporation...........................    27,388      1,716,132
*   Western Alliance Bancorp.............................   101,538      4,496,103
    Western New England Bancorp, Inc.....................    30,474        281,884
    Westwood Holdings Group, Inc.........................     8,986        329,067
    White Mountains Insurance Group, Ltd.................     4,013      3,585,937
    Willis Towers Watson P.L.C...........................    46,472      7,565,177
    Wintrust Financial Corp..............................    49,595      3,528,188
#   WisdomTree Investments, Inc..........................   118,129        791,464
*   World Acceptance Corp................................    12,817      1,328,995
    WR Berkley Corp......................................    70,607      5,428,972
    WSFS Financial Corp..................................    38,753      1,634,214
    WVS Financial Corp...................................       757         11,749
    Zions Bancorp NA.....................................   135,981      6,471,336
                                                                    --------------
TOTAL FINANCIALS.........................................            1,609,569,753
                                                                    --------------

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTH CARE -- (11.2%)
    Abbott Laboratories.................................. 229,239 $16,729,862
    AbbVie, Inc.......................................... 210,759  16,921,840
*   ABIOMED, Inc.........................................  10,100   3,545,807
#*  Acadia Healthcare Co., Inc........................... 103,370   2,828,203
*   Accuray, Inc.........................................  33,775     148,610
#*  Acer Therapeutics, Inc...............................     819      20,057
    Aceto Corp...........................................  29,551      35,757
*   Achillion Pharmaceuticals, Inc....................... 174,484     382,120
#*  Aclaris Therapeutics, Inc............................  26,968     187,967
*   Acorda Therapeutics, Inc.............................  64,250   1,068,477
*   Addus HomeCare Corp..................................  11,870     713,981
*   Aduro Biotech, Inc...................................  25,130      74,887
*   Adverum Biotechnologies, Inc.........................  58,537     186,148
*   Aeglea BioTherapeutics, Inc..........................  12,359     112,961
    Agilent Technologies, Inc............................  74,985   5,702,609
#*  Agios Pharmaceuticals, Inc...........................   9,632     516,275
#*  Akebia Therapeutics, Inc.............................  34,861     192,084
*   Akorn, Inc...........................................  10,095      37,957
#*  Albireo Pharma, Inc..................................   5,758     149,708
#*  Alder Biopharmaceuticals, Inc........................  39,165     551,443
#*  Aldeyra Therapeutics, Inc............................   1,500      13,215
*   Alexion Pharmaceuticals, Inc.........................  20,652   2,539,370
*   Align Technology, Inc................................  36,980   9,206,171
#*  Alkermes P.L.C.......................................  27,027     888,377
*   Allena Pharmaceuticals, Inc..........................   3,969      27,823
    Allergan P.L.C.......................................  60,237   8,672,923
*   Allscripts Healthcare Solutions, Inc................. 208,406   2,457,107
#*  Alnylam Pharmaceuticals, Inc.........................  17,958   1,500,032
*   Alpine Immune Sciences, Inc..........................   1,694      10,977
#*  AMAG Pharmaceuticals, Inc............................   7,668     125,525
*   Amedisys, Inc........................................  26,906   3,528,991
#*  American Renal Associates Holdings, Inc..............  18,250     221,190
    AmerisourceBergen Corp...............................  82,541   6,881,443
    Amgen, Inc........................................... 138,369  25,890,224
#*  Amicus Therapeutics, Inc.............................  55,262     665,354
*   AMN Healthcare Services, Inc.........................  91,877   5,952,711
#*  Amneal Pharmaceuticals, Inc..........................  55,363     679,858
*   Amphastar Pharmaceuticals, Inc.......................  37,582     855,366
#*  AnaptysBio, Inc......................................  10,380     688,402
*   AngioDynamics, Inc...................................  50,849   1,072,914
#*  ANI Pharmaceuticals, Inc.............................  16,144     867,579
#*  Anika Therapeutics, Inc..............................  16,824     639,144
    Anthem, Inc..........................................  83,721  25,367,463
#*  Apollo Endosurgery, Inc..............................   3,804      13,200
*   Applied Genetic Technologies Corp....................   9,627      28,496
#*  Aptevo Therapeutics, Inc.............................  20,118      32,189
    Apyx Medical Corp....................................  10,243      88,807
*   Aratana Therapeutics, Inc............................  24,246     107,410
*   Ardelyx, Inc.........................................  52,822     110,926
*   Arena Pharmaceuticals, Inc...........................  36,626   1,683,697
*   Assembly Biosciences, Inc............................   2,100      47,838
*   Assertio Therapeutics, Inc...........................  42,478     189,452
#*  Atara Biotherapeutics, Inc...........................  35,344   1,343,072
#*  athenahealth, Inc....................................  18,606   2,506,972
    Atrion Corp..........................................   1,573   1,173,206
*   Audentes Therapeutics, Inc...........................  31,029     769,519
*   Avanos Medical, Inc..................................  60,076   2,736,462
    Baxter International, Inc............................ 101,472   7,355,705
    Becton Dickinson and Co..............................  26,825   6,691,764

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTH CARE -- (Continued)
*   Biogen, Inc..........................................  35,325 $11,790,778
#*  BioMarin Pharmaceutical, Inc.........................  24,458   2,401,042
*   Bio-Rad Laboratories, Inc., Class A..................  18,090   4,520,148
*   BioScrip, Inc........................................   8,203      29,777
*   BioSpecifics Technologies Corp.......................   7,011     455,575
    Bio-Techne Corp......................................  19,795   3,453,436
*   BioTelemetry, Inc....................................  40,786   2,929,251
#*  Bluebird Bio, Inc....................................  10,914   1,456,255
*   Boston Scientific Corp............................... 257,387   9,819,314
    Bristol-Myers Squibb Co.............................. 193,364   9,546,381
*   Brookdale Senior Living, Inc......................... 196,732   1,603,366
    Bruker Corp..........................................  86,472   3,031,708
*   Calithera Biosciences, Inc...........................  27,256     121,562
#*  Cambrex Corp.........................................  44,319   1,934,524
    Cantel Medical Corp..................................  27,844   2,267,058
*   Capital Senior Living Corp...........................  30,415     211,993
    Cardinal Health, Inc................................. 109,682   5,480,810
*   Cardiovascular Systems, Inc..........................   4,460     138,840
*   Castlight Health, Inc., Class B......................  69,378     206,053
*   Catalent, Inc........................................ 140,973   5,206,133
*   Catalyst Biosciences, Inc............................   4,256      37,410
*   Celgene Corp.........................................  97,802   8,651,565
#*  Cellular Biomedicine Group, Inc......................   1,300      23,101
*   Centene Corp.........................................  96,041  12,540,073
*   Cerner Corp.......................................... 117,235   6,437,374
*   Charles River Laboratories International, Inc........  56,690   6,983,641
    Chemed Corp..........................................  14,479   4,313,873
*   ChemoCentryx, Inc....................................  19,906     243,649
*   Chiasma, Inc.........................................   4,306      14,770
*   Chimerix, Inc........................................  43,891     102,266
#*  Cidara Therapeutics, Inc.............................   3,901      11,313
*   Cigna Corp........................................... 131,831  26,341,152
*   Civitas Solutions, Inc...............................  16,725     296,534
#*  Clearside Biomedical, Inc............................   6,000       7,080
#*  Cocrystal Pharma, Inc................................  10,001      29,603
*   Collegium Pharmaceutical, Inc........................   4,465      71,485
#*  Community Health Systems, Inc........................ 140,707     554,386
#   Computer Programs & Systems, Inc.....................   2,823      74,076
*   Concert Pharmaceuticals, Inc.........................  27,172     384,484
    CONMED Corp..........................................  28,648   2,015,387
    Cooper Cos., Inc. (The)..............................  19,448   5,421,324
#*  Corcept Therapeutics, Inc............................  88,307     987,272
*   CorVel Corp..........................................  19,547   1,221,101
#*  Corvus Pharmaceuticals, Inc..........................  12,238      48,830
*   Cross Country Healthcare, Inc........................  39,133     376,851
*   CryoLife, Inc........................................  34,272     956,532
#*  Cumberland Pharmaceuticals, Inc......................  12,297      65,789
*   Cutera, Inc..........................................   8,996     129,183
    CVS Health Corp...................................... 437,696  28,690,973
#*  Cymabay Therapeutics, Inc............................  40,853     355,421
    Danaher Corp......................................... 129,798  14,397,194
*   DaVita, Inc.......................................... 123,398   6,926,330
#*  Deciphera Pharmaceuticals, Inc.......................  24,803     666,457
    DENTSPLY SIRONA, Inc................................. 101,162   4,243,746
#*  Dermira, Inc.........................................  22,609     149,219
*   DexCom, Inc..........................................   8,806   1,241,910
    Digirad Corp.........................................   8,621       6,082
#*  Diplomat Pharmacy, Inc...............................  90,391   1,310,669
#*  Eagle Pharmaceuticals, Inc...........................   6,909     291,974

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTH CARE -- (Continued)
*   Edwards Lifesciences Corp............................  35,600 $ 6,066,952
#*  Eiger BioPharmaceuticals, Inc........................   3,700      51,726
    Eli Lilly & Co.......................................  89,622  10,742,093
*   Emergent BioSolutions, Inc...........................  50,168   3,129,982
*   Enanta Pharmaceuticals, Inc..........................  11,470     911,062
    Encompass Health Corp................................ 142,870   9,549,431
*   Endo International P.L.C............................. 170,953   1,666,792
    Ensign Group, Inc. (The).............................  64,263   2,799,939
*   Enzo Biochem, Inc....................................  64,190     241,354
#*  Evolent Health, Inc., Class A........................  94,253   1,666,393
#*  Exact Sciences Corp..................................  11,578   1,042,946
*   Exelixis, Inc........................................ 166,035   3,913,445
#*  FibroGen, Inc........................................   9,064     514,382
#*  Five Prime Therapeutics, Inc.........................  41,340     465,075
*   FONAR Corp...........................................   4,738     104,710
*   Fulgent Genetics, Inc................................   2,085       8,173
#*  G1 Therapeutics, Inc.................................   8,631     184,617
*   Genomic Health, Inc..................................   5,211     395,046
    Gilead Sciences, Inc................................. 347,506  24,328,895
#*  Global Blood Therapeutics, Inc.......................  40,259   1,928,809
*   Globus Medical, Inc., Class A........................  69,048   3,110,612
#*  GlycoMimetics, Inc...................................  28,843     323,042
*   Haemonetics Corp.....................................  39,988   3,955,213
*   Halozyme Therapeutics, Inc...........................  77,116   1,247,737
*   Hanger, Inc..........................................  14,155     296,972
*   Harvard Bioscience, Inc..............................  31,221     107,088
    HCA Healthcare, Inc..................................  23,046   3,213,304
#*  HealthEquity, Inc....................................  26,457   1,649,329
    HealthStream, Inc....................................  31,090     782,224
#*  Henry Schein, Inc....................................  60,787   4,723,150
#*  Heska Corp...........................................   3,504     345,494
    Hill-Rom Holdings, Inc...............................  85,379   8,539,608
*   HMS Holdings Corp....................................  71,942   2,157,541
#*  Hologic, Inc......................................... 197,703   8,778,013
*   Horizon Pharma P.L.C................................. 184,545   3,965,872
    Humana, Inc..........................................  62,179  19,212,689
*   ICU Medical, Inc.....................................  12,586   3,131,397
*   IDEXX Laboratories, Inc..............................  26,214   5,577,815
*   Illumina, Inc........................................   8,628   2,414,028
*   Incyte Corp..........................................  25,048   2,018,618
#*  Infinity Pharmaceuticals, Inc........................  17,364      21,010
*   InfuSystem Holdings, Inc.............................   3,809      14,398
#*  Innoviva, Inc........................................  76,744   1,312,322
*   Inogen, Inc..........................................  10,076   1,523,592
#*  Inovalon Holdings, Inc., Class A.....................   9,916     141,700
#*  Insmed, Inc..........................................  40,738     990,341
#*  Inspire Medical Systems, Inc.........................   8,848     474,518
#*  Insulet Corp.........................................   6,319     513,040
*   Integer Holdings Corp................................  26,683   2,161,056
#*  Integra LifeSciences Holdings Corp...................  56,322   2,667,410
#*  Intellia Therapeutics, Inc...........................  29,518     417,385
*   Intra-Cellular Therapies, Inc........................  43,710     526,268
#*  IntriCon Corp........................................   4,338     112,441
*   Intuitive Surgical, Inc..............................   9,063   4,745,749
#   Invacare Corp........................................  40,299     207,137
#*  Ionis Pharmaceuticals, Inc...........................  12,017     696,986
#*  Iovance Biotherapeutics, Inc.........................   7,489      68,524
*   IQVIA Holdings, Inc..................................  65,486   8,448,349
*   IRIDEX Corp..........................................   3,478      16,451

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTH CARE -- (Continued)
*   Jazz Pharmaceuticals P.L.C...........................  30,702 $ 3,865,075
    Johnson & Johnson.................................... 534,257  71,098,922
*   Jounce Therapeutics, Inc.............................  11,247      47,125
*   KalVista Pharmaceuticals, Inc........................     800      14,952
#*  Karyopharm Therapeutics, Inc.........................  39,061     330,847
    Kewaunee Scientific Corp.............................   1,276      41,087
*   Kindred Biosciences, Inc.............................  33,036     325,405
#*  Kura Oncology, Inc...................................   4,270      67,893
*   Laboratory Corp. of America Holdings.................  50,564   7,046,093
#*  Lannett Co., Inc.....................................  22,129     165,082
*   Lantheus Holdings, Inc...............................  52,402     881,402
#   LeMaitre Vascular, Inc...............................  18,926     451,196
#*  LHC Group, Inc.......................................  38,941   4,117,232
#*  Ligand Pharmaceuticals, Inc..........................  11,658   1,376,810
#*  Lipocine, Inc........................................   5,003       8,055
*   LivaNova P.L.C.......................................  33,811   3,121,432
    Luminex Corp.........................................  40,939   1,141,789
*   MacroGenics, Inc.....................................  29,256     343,173
*   Magellan Health, Inc.................................  29,704   1,935,513
#*  Mallinckrodt P.L.C................................... 104,096   2,275,539
*   Masimo Corp..........................................  49,812   6,196,115
    McKesson Corp........................................  72,185   9,257,726
#*  Medidata Solutions, Inc..............................   8,797     624,235
*   MEDNAX, Inc..........................................  68,590   2,476,785
*   Medpace Holdings, Inc................................  34,236   2,204,798
    Medtronic P.L.C...................................... 230,678  20,389,628
*   MEI Pharma, Inc......................................  12,900      34,830
#*  Melinta Therapeutics, Inc............................  13,841      11,685
    Merck & Co., Inc..................................... 600,469  44,692,908
    Meridian Bioscience, Inc.............................  67,232   1,101,932
*   Merit Medical Systems, Inc...........................  40,323   2,279,459
#*  Merrimack Pharmaceuticals, Inc.......................   6,647      36,891
*   Mettler-Toledo International, Inc....................   9,121   5,820,657
    Millendo Therapeutics, Inc...........................     100       1,074
#*  Minerva Neurosciences, Inc...........................  42,207     277,722
#*  Mirati Therapeutics, Inc.............................   7,652     505,644
#*  Molecular Templates, Inc.............................   7,848      37,200
#*  Molina Healthcare, Inc...............................  66,038   8,781,733
*   Momenta Pharmaceuticals, Inc.........................  57,873     686,374
*   Mylan NV............................................. 235,062   7,040,107
*   Myriad Genetics, Inc.................................  70,310   1,982,039
#*  NantHealth, Inc......................................   4,097       2,172
    National HealthCare Corp.............................  13,909   1,117,310
    National Research Corp...............................  10,330     412,993
*   Natus Medical, Inc...................................  27,143     915,805
*   Nektar Therapeutics..................................   6,556     277,581
*   Neogen Corp..........................................  27,994   1,705,115
#*  NeoGenomics, Inc.....................................  27,011     448,923
#*  Neurocrine Biosciences, Inc..........................   9,115     804,125
*   NextGen Healthcare, Inc..............................  62,291   1,101,305
#*  Novocure, Ltd........................................   7,368     361,032
#*  NuVasive, Inc........................................  65,453   3,281,813
*   Nuvectra Corp........................................   9,196     128,744
*   Omnicell, Inc........................................  32,637   2,125,648
*   Ophthotech Corp......................................  19,992      25,190
#*  OPKO Health, Inc.....................................  81,307     299,210
*   OraSure Technologies, Inc............................  52,558     675,370
*   Orthofix Medical, Inc................................  18,760   1,015,104
*   Otonomy, Inc.........................................  20,058      40,718

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
HEALTH CARE -- (Continued)
*   Ovid therapeutics, Inc...............................    10,234 $    28,962
#   Owens & Minor, Inc...................................    48,656     368,326
*   Pacira Pharmaceuticals, Inc..........................    13,839     562,971
#   Patterson Cos., Inc..................................    93,115   2,075,533
#*  PDL BioPharma, Inc...................................   183,404     583,225
#*  Penumbra, Inc........................................     2,958     430,419
#   PerkinElmer, Inc.....................................    64,288   5,818,064
#   Perrigo Co. P.L.C....................................    45,085   2,094,198
#*  PetIQ, Inc...........................................     6,082     185,014
*   Pfenex, Inc..........................................    17,614      69,399
    Pfizer, Inc.......................................... 1,063,584  45,149,141
    Phibro Animal Health Corp., Class A..................    21,512     671,605
*   Pieris Pharmaceuticals, Inc..........................    14,043      40,303
*   PRA Health Sciences, Inc.............................    51,907   5,500,585
#*  Premier, Inc., Class A...............................    65,577   2,609,309
#*  Prestige Consumer Healthcare, Inc....................    67,883   1,895,293
*   Protagonist Therapeutics, Inc........................    14,163     115,428
#*  Prothena Corp. P.L.C.................................    41,695     489,916
*   Providence Service Corp. (The).......................    14,660     940,292
    Psychemedics Corp....................................       478       8,676
*   PTC Therapeutics, Inc................................    20,137     626,865
    Quest Diagnostics, Inc...............................    83,636   7,305,605
*   Quidel Corp..........................................    31,504   1,828,177
#*  Quorum Health Corp...................................    30,755      90,112
#*  R1 RCM, Inc..........................................   104,507     848,597
*   Ra Pharmaceuticals, Inc..............................    12,555     257,754
*   RadNet, Inc..........................................    39,944     545,236
*   Regeneron Pharmaceuticals, Inc.......................    10,000   4,292,700
#*  REGENXBIO, Inc.......................................    27,765   1,220,549
#*  Repligen Corp........................................    35,241   2,009,089
    ResMed, Inc..........................................    46,588   4,433,780
#*  Retrophin, Inc.......................................    30,427     656,006
#*  Rhythm Pharmaceuticals, Inc..........................     3,507      93,286
#*  Rigel Pharmaceuticals, Inc...........................    76,153     164,490
#*  Rocket Pharmaceuticals, Inc..........................     1,075      15,459
*   RTI Surgical, Inc....................................    61,505     270,007
#*  Sage Therapeutics, Inc...............................     6,692     954,212
#*  Sangamo Therapeutics, Inc............................    80,673     943,067
#*  Sarepta Therapeutics, Inc............................    11,676   1,631,254
*   Savara, Inc..........................................     4,259      32,326
*   SeaSpine Holdings Corp...............................    11,364     173,756
#*  Seattle Genetics, Inc................................    16,801   1,284,100
*   Select Medical Holdings Corp.........................   191,155   2,985,841
#*  Sesen Bio, Inc.......................................    24,931      18,175
#*  Sienna Biopharmaceuticals, Inc.......................     1,396       3,741
    Simulations Plus, Inc................................     6,759     130,178
#*  Spark Therapeutics, Inc..............................     8,971     428,993
#*  Spectrum Pharmaceuticals, Inc........................    47,300     529,760
*   Spring Bank Pharmaceuticals, Inc.....................     2,715      29,403
#*  STAAR Surgical Co....................................     6,053     216,274
#*  Stemline Therapeutics, Inc...........................     8,015      88,646
    STERIS P.L.C.........................................    30,398   3,467,196
    Stryker Corp.........................................    31,660   5,621,866
#*  Supernus Pharmaceuticals, Inc........................    54,153   2,064,854
*   Surmodics, Inc.......................................    12,709     727,844
#*  Syndax Pharmaceuticals, Inc..........................    11,973      67,049
*   Syneos Health, Inc...................................    67,961   3,468,729
#*  Synlogic, Inc........................................    16,801     135,752
#*  Syros Pharmaceuticals, Inc...........................    13,759      82,416

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                          ------- --------------
HEALTH CARE -- (Continued)
#   Taro Pharmaceutical Industries, Ltd..................  22,175 $    2,109,729
#*  Teladoc Health, Inc..................................   8,979        576,452
    Teleflex, Inc........................................  23,195      6,343,832
*   Tenet Healthcare Corp................................ 142,502      3,133,619
#*  Tetraphase Pharmaceuticals, Inc......................  44,297         54,485
    Thermo Fisher Scientific, Inc........................  99,017     24,325,506
#*  Tivity Health, Inc...................................  50,493      1,123,974
*   Triple-S Management Corp., Class B...................  20,667        416,647
#*  Ultragenyx Pharmaceutical Inc........................   5,873        289,656
*   United Therapeutics Corp.............................  63,752      7,352,518
    UnitedHealth Group, Inc.............................. 234,939     63,480,518
    Universal Health Services, Inc., Class B.............  55,046      7,295,246
    US Physical Therapy, Inc.............................  15,992      1,693,393
#   Utah Medical Products, Inc...........................   3,908        367,118
#*  Vanda Pharmaceuticals, Inc...........................   8,969        243,329
#*  Varex Imaging Corp...................................  46,958      1,337,833
*   Varian Medical Systems, Inc..........................  19,808      2,615,250
#*  VBI Vaccines, Inc....................................   3,707          6,191
*   Veeva Systems, Inc., Class A.........................  25,160      2,743,950
#*  Verastem, Inc........................................  46,019        150,942
*   Vertex Pharmaceuticals, Inc..........................  13,281      2,535,476
#*  ViewRay, Inc.........................................   7,940         57,089
#*  Viking Therapeutics, Inc.............................  29,392        239,839
*   Waters Corp..........................................  11,900      2,751,518
*   WellCare Health Plans, Inc...........................  46,674     12,904,428
#   West Pharmaceutical Services, Inc....................  46,887      5,076,455
#*  Wright Medical Group NV..............................  40,124      1,197,300
#*  Xencor, Inc..........................................  26,829        968,527
#*  XOMA Corp............................................   2,058         24,840
#*  Zafgen, Inc..........................................  12,728         56,512
    Zimmer Biomet Holdings, Inc..........................  62,343      6,830,299
    Zoetis, Inc.......................................... 102,206      8,806,069
#*  Zogenix, Inc.........................................  32,237      1,410,369
#*  Zynerba Pharmaceuticals, Inc.........................   3,973         20,819
                                                                  --------------
TOTAL HEALTH CARE........................................          1,063,033,808
                                                                  --------------
INDUSTRIALS -- (13.5%)
    3M Co................................................  95,723     19,173,317
#   AAON, Inc............................................  74,999      2,770,463
    AAR Corp.............................................  59,943      2,258,652
    ABM Industries, Inc..................................  82,460      2,819,307
*   Acacia Research Corp.................................  23,858         72,528
    ACCO Brands Corp..................................... 129,368      1,142,319
    Acme United Corp.....................................   1,355         22,642
    Actuant Corp., Class A...............................  66,466      1,521,407
#   Acuity Brands, Inc...................................  25,134      3,038,952
*   Advanced Disposal Services, Inc......................  64,747      1,631,624
    Advanced Drainage Systems, Inc.......................  62,511      1,594,030
#*  AECOM................................................ 142,703      4,368,139
*   Aegion Corp..........................................  26,023        472,317
#*  Aerojet Rocketdyne Holdings, Inc..................... 108,189      4,270,220
*   Aerovironment, Inc...................................  26,314      2,043,545
    AGCO Corp............................................  88,531      5,683,690
    Air Lease Corp....................................... 133,286      5,056,871
*   Air T, Inc...........................................     480         13,930
*   Air Transport Services Group, Inc.................... 123,009      2,921,464
    Alamo Group, Inc.....................................  11,204        965,001
    Alaska Air Group, Inc................................ 102,671      6,565,810
    Albany International Corp., Class A..................  35,332      2,425,895

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
#   Allegiant Travel Co..................................  20,484 $ 2,662,920
#   Allegion P.L.C.......................................  54,111   4,645,970
    Allied Motion Technologies, Inc......................  12,549     529,066
    Allison Transmission Holdings, Inc................... 154,911   7,539,518
    Altra Industrial Motion Corp.........................  52,234   1,598,883
    AMERCO...............................................  15,147   5,493,211
*   Ameresco, Inc., Class A..............................  23,292     347,750
#   American Airlines Group, Inc.........................  69,511   2,486,408
*   American Woodmark Corp...............................  22,313   1,560,794
    AMETEK, Inc..........................................  88,506   6,452,087
*   AMREP Corp...........................................   2,552      16,052
#   AO Smith Corp........................................  96,089   4,598,820
#   Apogee Enterprises, Inc..............................  34,742   1,183,660
    Applied Industrial Technologies, Inc.................  49,526   2,922,529
*   ARC Document Solutions, Inc..........................  42,825     104,065
#   ArcBest Corp.........................................  18,043     678,778
    Arconic, Inc......................................... 156,571   2,946,666
    Arcosa, Inc..........................................  60,480   1,779,926
    Argan, Inc...........................................  30,716   1,296,830
*   Armstrong Flooring, Inc..............................  34,801     470,510
    Armstrong World Industries, Inc......................  50,555   3,439,762
*   Arotech Corp.........................................  10,528      36,322
*   ASGN, Inc............................................  61,338   3,863,681
#   Astec Industries, Inc................................  28,253   1,045,926
*   Astronics Corp.......................................  25,320     776,564
#*  Astronics Corp., Class B.............................  15,064     463,218
*   Atkore International Group, Inc......................  57,711   1,338,318
*   Atlas Air Worldwide Holdings, Inc....................  32,530   1,731,247
#*  Avis Budget Group, Inc............................... 115,605   3,079,717
#*  Axon Enterprise, Inc.................................  31,200   1,591,512
    AZZ, Inc.............................................  31,874   1,426,361
    Barnes Group, Inc....................................  72,582   4,288,145
    Barrett Business Services, Inc.......................  11,192     701,179
#*  Beacon Roofing Supply, Inc...........................  80,716   2,932,412
    BG Staffing, Inc.....................................   4,662     120,140
*   Blue Bird Corp.......................................   9,860     195,918
#*  BlueLinx Holdings, Inc...............................   7,828     228,186
*   BMC Stock Holdings, Inc..............................  81,129   1,392,174
    Boeing Co. (The).....................................  78,395  30,230,680
    Brady Corp., Class A.................................  49,275   2,203,085
    Briggs & Stratton Corp...............................  48,257     621,550
#   Brink's Co. (The)....................................  68,053   5,039,325
*   Builders FirstSource, Inc............................ 136,993   1,811,047
#   BWX Technologies, Inc................................  88,203   4,094,383
*   CAI International, Inc...............................  23,439     581,756
    Carlisle Cos., Inc...................................  46,196   4,976,695
*   Casella Waste Systems, Inc., Class A.................  42,430   1,277,992
    Caterpillar, Inc..................................... 168,010  22,372,212
*   CBIZ, Inc............................................  74,325   1,456,770
*   CECO Environmental Corp..............................  35,553     244,605
    CH Robinson Worldwide, Inc...........................  59,118   5,129,669
*   Chart Industries, Inc................................  43,585   3,255,799
#*  Cimpress NV..........................................  38,848   3,230,988
    Cintas Corp..........................................  43,381   8,134,371
#*  CIRCOR International, Inc............................  23,971     662,798
*   Civeo Corp........................................... 136,572     345,527
*   Clean Harbors, Inc...................................  71,334   4,223,686
#*  Colfax Corp..........................................  97,120   2,403,720
    Columbus McKinnon Corp...............................  23,037     833,939

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
    Comfort Systems USA, Inc.............................  45,334 $ 2,174,672
*   Command Security Corp................................     800       2,240
*   Commercial Vehicle Group, Inc........................  56,952     425,431
    CompX International, Inc.............................     294       4,192
*   Continental Building Products, Inc...................  54,709   1,441,035
    Copa Holdings SA, Class A............................  29,180   2,767,723
*   Copart, Inc.......................................... 150,908   7,640,472
    Costamare, Inc.......................................  71,621     363,835
*   CoStar Group, Inc....................................   7,497   2,929,378
#   Covanta Holding Corp................................. 220,850   3,555,685
*   Covenant Transportation Group, Inc., Class A.........  19,763     466,012
*   CPI Aerostructures, Inc..............................   7,107      49,820
    CRA International, Inc...............................   9,617     401,414
    Crane Co.............................................  62,637   5,183,838
*   CSW Industrials, Inc.................................  17,375     897,419
    CSX Corp............................................. 311,864  20,489,465
    Cubic Corp...........................................  30,162   1,938,512
    Cummins, Inc.........................................  61,845   9,098,018
    Curtiss-Wright Corp..................................  47,705   5,415,472
    Deere & Co...........................................  64,412  10,563,568
    Delta Air Lines, Inc................................. 338,350  16,724,640
    Deluxe Corp..........................................  63,252   2,970,946
    DMC Global, Inc......................................  14,992     517,524
#   Donaldson Co., Inc...................................  88,075   4,164,186
    Douglas Dynamics, Inc................................  35,005   1,239,177
    Dover Corp...........................................  75,406   6,622,909
*   Ducommun, Inc........................................  13,169     518,464
    Dun & Bradstreet Corp. (The).........................  17,027   2,464,488
*   DXP Enterprises, Inc.................................  19,774     650,762
#*  Dycom Industries, Inc................................  45,595   2,646,790
*   Eagle Bulk Shipping, Inc.............................  20,837      85,640
    Eastern Co. (The)....................................   4,389     119,293
    Eaton Corp. P.L.C.................................... 113,513   8,655,366
*   Echo Global Logistics, Inc...........................  38,202     907,680
    Ecology and Environment, Inc., Class A...............     903      10,412
#   EMCOR Group, Inc.....................................  63,337   4,131,473
    Emerson Electric Co.................................. 108,572   7,108,209
    Encore Wire Corp.....................................  26,699   1,439,076
    EnerSys..............................................  49,887   4,253,366
    Ennis, Inc...........................................  34,457     683,627
    EnPro Industries, Inc................................  26,684   1,762,478
    Equifax, Inc.........................................  42,708   4,570,610
    ESCO Technologies, Inc...............................  25,975   1,691,232
    Espey Manufacturing & Electronics Corp...............   1,611      41,802
*   Esterline Technologies Corp..........................  37,453   4,558,030
#*  Evoqua Water Technologies Corp.......................   7,150      77,292
#*  ExOne Co. (The)......................................   9,959      89,631
    Expeditors International of Washington, Inc..........  50,841   3,523,281
    Exponent, Inc........................................  50,000   2,498,000
#   Fastenal Co..........................................  82,585   4,993,089
    Federal Signal Corp..................................  71,942   1,581,285
    FedEx Corp...........................................  97,812  17,368,477
#   Flowserve Corp.......................................  65,653   2,891,358
    Fluor Corp...........................................  74,745   2,733,425
    Forrester Research, Inc..............................  20,341     913,514
#   Fortive Corp.........................................  66,741   5,004,908
    Fortune Brands Home & Security, Inc..................  89,236   4,042,391
    Forward Air Corp.....................................  36,968   2,163,737
*   Franklin Covey Co....................................  13,311     324,256

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
    Franklin Electric Co., Inc...........................  47,939 $ 2,290,525
*   FreightCar America, Inc..............................  12,603      89,733
*   FTI Consulting, Inc..................................  59,748   4,081,983
*   Gardner Denver Holdings, Inc.........................  46,754   1,153,421
#   GATX Corp............................................  35,809   2,710,025
*   Genco Shipping & Trading, Ltd........................  19,405     143,015
*   Gencor Industries, Inc...............................  11,809     163,673
*   Generac Holdings, Inc................................  82,517   4,367,625
    General Dynamics Corp................................  64,163  10,982,781
    General Electric Co.................................. 666,842   6,775,115
#*  Genesee & Wyoming, Inc., Class A.....................  58,444   4,589,023
*   Gibraltar Industries, Inc............................  36,956   1,317,481
    Global Brass & Copper Holdings, Inc..................  38,744   1,171,619
*   GMS, Inc.............................................  47,349     896,317
*   Goldfield Corp. (The)................................  31,656      86,421
    Gorman-Rupp Co. (The)................................  35,293   1,219,373
*   GP Strategies Corp...................................  20,022     301,131
    Graco, Inc...........................................  93,951   4,070,897
    GrafTech International, Ltd..........................  44,713     590,659
    Graham Corp..........................................   7,838     175,571
#   Granite Construction, Inc............................  43,107   1,863,085
*   Great Lakes Dredge & Dock Corp.......................  62,966     445,170
#   Greenbrier Cos., Inc. (The)..........................  40,805   1,730,540
    Griffon Corp.........................................  56,022     891,310
    H&E Equipment Services, Inc..........................  54,015   1,445,982
    Harris Corp..........................................  69,174  10,596,073
*   Harsco Corp.......................................... 108,658   2,314,415
#   Hawaiian Holdings, Inc...............................  87,798   2,811,292
#*  HC2 Holdings, Inc....................................   6,230      21,244
*   HD Supply Holdings, Inc.............................. 131,021   5,495,021
#   Healthcare Services Group, Inc.......................  24,507   1,068,995
#   Heartland Express, Inc............................... 115,676   2,314,677
#   HEICO Corp...........................................  43,021   3,635,274
    HEICO Corp., Class A.................................  62,847   4,401,175
    Heidrick & Struggles International, Inc..............  25,795     852,525
*   Herc Holdings, Inc...................................  42,771   1,584,666
*   Heritage-Crystal Clean, Inc..........................  18,282     468,019
    Herman Miller, Inc...................................  85,547   2,928,274
#*  Hertz Global Holdings, Inc...........................  83,523   1,385,647
    Hexcel Corp.......................................... 107,617   7,286,747
*   Hill International, Inc..............................  33,244     112,365
    Hillenbrand, Inc..................................... 103,461   4,386,746
    HNI Corp.............................................  59,435   2,310,238
    Honeywell International, Inc......................... 133,998  19,246,133
*   Houston Wire & Cable Co..............................  12,789      80,187
*   Hub Group, Inc., Class A.............................  38,908   1,731,795
    Hubbell, Inc.........................................  42,593   4,656,693
*   Hudson Global, Inc...................................  18,692      27,290
#*  Hudson Technologies, Inc.............................  37,672      44,076
    Huntington Ingalls Industries, Inc...................  41,775   8,624,449
    Hurco Cos., Inc......................................   8,108     310,942
*   Huron Consulting Group, Inc..........................  28,531   1,379,474
#*  Huttig Building Products, Inc........................   5,571      13,370
    Hyster-Yale Materials Handling, Inc..................  15,181   1,056,446
    ICF International, Inc...............................  21,044   1,387,220
    IDEX Corp............................................  33,656   4,639,816
*   IES Holdings, Inc....................................  14,183     237,423
    Illinois Tool Works, Inc.............................  40,408   5,548,422
    Ingersoll-Rand P.L.C................................. 122,624  12,267,305

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
*   InnerWorkings, Inc...................................  85,242 $   391,261
*   Innovative Solutions & Support, Inc..................  12,137      25,973
    Insperity, Inc.......................................  52,346   5,584,271
    Insteel Industries, Inc..............................  26,337     581,784
    Interface, Inc.......................................  77,195   1,266,770
    ITT, Inc.............................................  91,601   4,814,549
    Jacobs Engineering Group, Inc........................  73,738   4,778,222
    JB Hunt Transport Services, Inc......................  34,433   3,685,708
#*  JELD-WEN Holding, Inc................................  88,693   1,582,283
*   JetBlue Airways Corp................................. 275,495   4,956,155
#   John Bean Technologies Corp..........................  22,217   1,764,918
    Johnson Controls International P.L.C................. 200,739   6,778,956
    Kadant, Inc..........................................  13,178   1,124,083
    Kaman Corp...........................................  34,460   2,037,275
    Kansas City Southern.................................  50,400   5,329,800
    KAR Auction Services, Inc............................ 149,684   7,785,065
    KBR, Inc............................................. 179,400   3,085,680
    Kelly Services, Inc., Class A........................  41,582     931,437
    Kennametal, Inc...................................... 103,754   3,899,075
#*  KeyW Holding Corp. (The).............................  56,126     402,985
    Kforce, Inc..........................................  46,792   1,535,246
    Kimball International, Inc., Class B.................  64,808     915,737
*   Kirby Corp...........................................  55,355   4,146,643
#   Knight-Swift Transportation Holdings, Inc............ 164,321   5,217,192
    Knoll, Inc...........................................  74,618   1,504,299
    Korn/Ferry International.............................  64,344   2,934,086
#*  Kratos Defense & Security Solutions, Inc.............  89,968   1,393,604
    L3 Technologies, Inc.................................  41,625   8,195,130
    Landstar System, Inc.................................  25,129   2,552,604
*   Lawson Products, Inc.................................   6,294     186,302
*   LB Foster Co., Class A...............................  10,130     181,023
    Lennox International, Inc............................  18,053   4,139,192
*   Limbach Holdings, Inc................................   2,344      13,244
    Lincoln Electric Holdings, Inc.......................  59,616   5,153,207
    Lindsay Corp.........................................  10,424     895,213
    Lockheed Martin Corp.................................  38,823  11,246,635
    LS Starrett Co. (The), Class A.......................   2,592      16,330
    LSC Communications, Inc..............................  34,525     273,783
    LSI Industries, Inc..................................  23,361      76,390
*   Lydall, Inc..........................................  20,104     533,158
    Macquarie Infrastructure Corp........................  53,850   2,324,704
*   Manitex International, Inc...........................  12,574      88,144
#*  Manitowoc Co., Inc. (The)............................  39,244     597,294
    ManpowerGroup, Inc...................................  45,721   3,613,331
    Marten Transport, Ltd................................  39,888     771,833
    Masco Corp...........................................  74,631   2,418,791
*   Masonite International Corp..........................  38,747   2,216,328
#*  MasTec, Inc..........................................  84,560   3,752,773
    Matson, Inc..........................................  63,024   2,111,934
    Matthews International Corp., Class A................  38,660   1,719,983
    McGrath RentCorp.....................................  33,064   1,666,426
*   Mercury Systems, Inc.................................  40,352   2,365,838
*   Meritor, Inc.........................................  91,107   1,884,093
#*  Middleby Corp. (The).................................  39,113   4,600,471
*   Milacron Holdings Corp...............................  88,603   1,228,038
    Miller Industries, Inc...............................  10,037     301,612
*   Mistras Group, Inc...................................  28,670     421,736
    Mobile Mini, Inc.....................................  52,321   1,977,211
    Moog, Inc., Class A..................................  38,692   3,461,773

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
#*  MRC Global, Inc...................................... 103,528 $ 1,617,107
    MSA Safety, Inc......................................  37,215   3,728,199
    MSC Industrial Direct Co., Inc., Class A.............  53,995   4,508,043
    Mueller Industries, Inc..............................  77,069   1,996,858
    Mueller Water Products, Inc., Class A................ 222,744   2,200,711
#   Multi-Color Corp.....................................  24,478   1,139,451
*   MYR Group, Inc.......................................  25,013     762,146
#   National Presto Industries, Inc......................   6,747     807,076
    Navigant Consulting, Inc.............................  61,700   1,599,264
*   Navistar International Corp..........................  51,681   1,697,204
*   NCI Building Systems, Inc............................  96,858     790,361
#*  Nexeo Solutions, Inc.................................   2,671      25,107
    Nielsen Holdings P.L.C............................... 121,965   3,132,061
*   NL Industries, Inc...................................  39,645     150,255
#   NN, Inc..............................................  34,001     310,429
#   Nordson Corp.........................................  40,020   5,188,193
    Norfolk Southern Corp................................  96,853  16,246,122
    Northrop Grumman Corp................................  40,050  11,035,777
*   Northwest Pipe Co....................................  11,077     255,214
#*  NOW, Inc............................................. 140,079   1,895,269
*   NV5 Global, Inc......................................   9,476     670,617
    nVent Electric P.L.C.................................  70,577   1,765,837
    Old Dominion Freight Line, Inc.......................  78,404  10,657,456
#   Omega Flex, Inc......................................   3,089     195,534
*   Orion Group Holdings, Inc............................  23,843     100,617
    Oshkosh Corp.........................................  78,392   5,883,320
    Owens Corning........................................  95,607   5,008,851
    PACCAR, Inc.......................................... 134,592   8,818,468
*   PAM Transportation Services, Inc.....................   5,236     257,349
*   Pangaea Logistics Solutions, Ltd.....................  11,435      34,877
    Parker-Hannifin Corp.................................  60,109   9,906,564
    Park-Ohio Holdings Corp..............................  14,894     483,757
*   Patrick Industries, Inc..............................  40,792   1,627,601
*   Patriot Transportation Holding, Inc..................   1,695      32,917
    Pentair P.L.C........................................ 122,408   5,041,986
*   Performant Financial Corp............................  53,477     113,906
*   Perma-Pipe International Holdings, Inc...............   2,769      24,090
*   PGT Innovations, Inc.................................  98,942   1,646,395
*   PICO Holdings, Inc...................................  11,695     113,558
    Pitney Bowes, Inc....................................  75,768     546,287
    Powell Industries, Inc...............................  18,073     504,417
    Preformed Line Products Co...........................   4,777     265,124
    Primoris Services Corp...............................  62,925   1,255,354
*   Proto Labs, Inc......................................  16,397   2,035,688
    Quad/Graphics, Inc...................................  60,556     818,112
    Quanex Building Products Corp........................  42,959     672,308
    Quanta Services, Inc................................. 134,118   4,739,730
*   Radiant Logistics, Inc...............................  41,114     203,103
    Raven Industries, Inc................................  30,265   1,119,502
    Raytheon Co..........................................  53,816   8,866,724
#*  RBC Bearings, Inc....................................  21,455   2,991,256
*   RCM Technologies, Inc................................   6,052      23,603
#*  Red Violet, Inc......................................     746       5,640
    Regal Beloit Corp....................................  42,050   3,227,758
    Republic Services, Inc............................... 147,636  11,325,158
*   Resideo Technologies, Inc............................  22,333     489,763
    Resources Connection, Inc............................  48,687     813,560
#   REV Group, Inc.......................................  43,274     359,607
#*  Rexnord Corp......................................... 127,123   3,324,266

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
    Robert Half International, Inc.......................  64,908 $ 4,182,022
    Rockwell Automation, Inc.............................  43,604   7,391,750
#   Rollins, Inc.........................................  85,825   3,196,123
    Roper Technologies, Inc..............................  24,323   6,889,733
    Rush Enterprises, Inc., Class A......................  36,658   1,402,169
    Rush Enterprises, Inc., Class B......................   1,308      50,907
    Ryder System, Inc....................................  86,863   5,030,236
*   Saia, Inc............................................  33,038   1,981,289
    Schneider National, Inc., Class B....................   3,014      64,017
#   Scorpio Bulkers, Inc.................................  70,964     320,757
#*  Sensata Technologies Holding P.L.C................... 114,319   5,430,152
*   SIFCO Industries, Inc................................   1,400       4,536
    Simpson Manufacturing Co., Inc.......................  48,044   2,948,941
#*  SiteOne Landscape Supply, Inc........................  29,597   1,577,520
    SkyWest, Inc.........................................  65,586   3,341,607
    Snap-on, Inc.........................................  35,034   5,815,294
    Southwest Airlines Co................................ 295,122  16,751,125
*   SP Plus Corp.........................................  26,783     886,517
    Spartan Motors, Inc..................................  32,820     276,344
*   Sparton Corp.........................................   9,428     173,381
    Spirit AeroSystems Holdings, Inc., Class A...........  77,839   6,491,773
*   Spirit Airlines, Inc.................................  88,323   5,195,159
*   SPX Corp.............................................  40,425   1,202,644
*   SPX FLOW, Inc........................................  52,139   1,708,595
    Standex International Corp...........................  12,499     932,175
    Stanley Black & Decker, Inc..........................  65,913   8,334,040
    Steelcase, Inc., Class A............................. 110,818   1,828,497
#*  Stericycle, Inc......................................  33,348   1,469,980
*   Sterling Construction Co., Inc.......................  28,096     371,991
    Sun Hydraulics Corp..................................  30,834   1,092,140
#*  Sunrun, Inc.......................................... 128,274   1,706,044
    Systemax, Inc........................................  26,758     624,532
#*  Team, Inc............................................  32,574     467,111
*   Teledyne Technologies, Inc...........................  36,672   8,222,596
    Tennant Co...........................................  21,274   1,249,422
#   Terex Corp...........................................  88,348   2,713,167
    Tetra Tech, Inc......................................  57,145   3,153,833
#*  Textainer Group Holdings, Ltd........................  46,567     606,302
    Textron, Inc......................................... 146,297   7,787,389
*   Thermon Group Holdings, Inc..........................  36,693     846,141
    Timken Co. (The).....................................  69,507   2,960,303
    Titan International, Inc.............................  71,467     401,645
*   Titan Machinery, Inc.................................  28,047     525,601
    Toro Co. (The).......................................  80,842   4,810,099
#*  TPI Composites, Inc..................................  38,014   1,150,684
*   Transcat, Inc........................................   4,552     101,965
#*  TransDigm Group, Inc.................................   7,991   3,124,481
    TransUnion...........................................  43,924   2,671,458
*   Trex Co., Inc........................................  58,144   4,056,125
*   TriMas Corp..........................................  57,658   1,671,505
*   TriNet Group, Inc....................................  55,574   2,537,509
#   Trinity Industries, Inc.............................. 181,440   4,242,067
    Triton International, Ltd............................ 103,917   3,735,816
#   Triumph Group, Inc...................................  64,705   1,154,984
*   TrueBlue, Inc........................................  49,115   1,197,915
#*  Tutor Perini Corp....................................  60,130   1,034,837
*   Twin Disc, Inc.......................................  11,080     200,770
*   Ultralife Corp.......................................  10,343      82,744
    UniFirst Corp........................................  15,110   2,091,677

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                          ------- --------------
INDUSTRIALS -- (Continued)
    Union Pacific Corp................................... 237,535 $   37,784,692
*   United Continental Holdings, Inc..................... 208,186     18,168,392
    United Parcel Service, Inc., Class B................. 115,597     12,183,924
*   United Rentals, Inc..................................  60,012      7,517,103
    United Technologies Corp............................. 237,664     28,060,988
#*  Univar, Inc..........................................  74,615      1,554,230
    Universal Forest Products, Inc.......................  74,546      2,297,508
    Universal Logistics Holdings, Inc....................  19,357        394,496
    US Ecology, Inc......................................  28,025      1,784,352
*   USA Truck, Inc.......................................   7,165        127,967
    USG Corp............................................. 156,595      6,757,074
    Valmont Industries, Inc..............................  22,891      2,952,939
*   Vectrus, Inc.........................................  12,323        310,416
*   Verisk Analytics, Inc................................  48,493      5,693,563
*   Veritiv Corp.........................................  17,364        592,981
    Viad Corp............................................  28,309      1,491,884
#*  Vicor Corp...........................................  14,805        583,169
    Virco Manufacturing Corp.............................   2,861         12,131
*   Volt Information Sciences, Inc.......................   6,239         23,022
    VSE Corp.............................................  12,191        397,792
    Wabash National Corp.................................  80,993      1,129,042
*   WABCO Holdings, Inc..................................  38,627      4,412,362
#   Wabtec Corp..........................................  45,760      3,164,762
*   WageWorks, Inc.......................................  26,167        825,569
    Waste Management, Inc................................  99,177      9,488,264
#   Watsco, Inc..........................................  28,032      4,134,159
    Watsco, Inc., Class B................................   1,750        249,620
    Watts Water Technologies, Inc., Class A..............  28,582      2,139,934
#*  Welbilt, Inc......................................... 109,890      1,540,658
#   Werner Enterprises, Inc..............................  93,733      3,085,690
*   Wesco Aircraft Holdings, Inc......................... 123,282      1,077,485
*   WESCO International, Inc.............................  60,409      3,165,432
#*  Willdan Group, Inc...................................  10,968        369,073
*   Willis Lease Finance Corp............................   4,690        179,533
#*  Willscot Corp........................................   6,846         70,172
    Woodward, Inc........................................  62,104      5,642,148
#   WW Grainger, Inc.....................................  24,242      7,160,844
#*  XPO Logistics, Inc................................... 137,833      8,377,490
    Xylem, Inc...........................................  89,170      6,354,254
#*  YRC Worldwide, Inc...................................  37,803        235,891
                                                                  --------------
TOTAL INDUSTRIALS........................................          1,280,710,108
                                                                  --------------
INFORMATION TECHNOLOGY -- (16.6%)
#*  3D Systems Corp......................................  87,649      1,118,401
#*  Acacia Communications, Inc...........................  30,215      1,314,655
    Accenture P.L.C., Class A............................ 111,695     17,150,767
*   ACI Worldwide, Inc................................... 159,421      4,712,485
*   ACM Research, Inc., Class A..........................     472          4,394
*   Adobe, Inc...........................................  24,312      6,025,000
    ADTRAN, Inc..........................................  55,679        811,800
*   Advanced Energy Industries, Inc......................  47,200      2,420,888
#*  Advanced Micro Devices, Inc.......................... 246,406      6,014,770
*   Agilysys, Inc........................................  23,530        416,481
*   Airgain, Inc.........................................   1,707         18,350
*   Akamai Technologies, Inc.............................  78,883      5,135,283
#*  Alarm.com Holdings, Inc..............................  13,800        868,434
*   Alithya Group, Inc., Class A.........................   5,069         14,041
*   ALJ Regional Holdings, Inc...........................  19,718         26,225
    Alliance Data Systems Corp...........................  28,773      5,109,797

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
*   Alpha & Omega Semiconductor, Ltd.....................    29,552 $    351,964
#*  Ambarella, Inc.......................................    25,322      962,236
    Amdocs, Ltd..........................................    55,413    3,096,478
    American Software, Inc., Class A.....................    20,122      222,549
*   Amkor Technology, Inc................................   286,075    2,288,600
    Amphenol Corp., Class A..............................    59,111    5,197,039
#*  Amtech Systems, Inc..................................    13,453       67,669
    Analog Devices, Inc..................................   108,455   10,721,861
*   Anixter International, Inc...........................    41,080    2,493,967
*   ANSYS, Inc...........................................    28,861    4,743,305
*   Appfolio, Inc., Class A..............................     9,326      590,429
    Apple, Inc........................................... 1,193,559  198,655,960
    Applied Materials, Inc...............................   270,409   10,567,584
*   Applied Optoelectronics, Inc.........................     9,865      171,454
*   Aquantia Corp........................................     2,407       21,206
*   Arista Networks, Inc.................................    18,089    3,885,155
#*  Arlo Technologies, Inc...............................    75,655      543,959
*   ARRIS International P.L.C............................   153,620    4,822,132
*   Arrow Electronics, Inc...............................    76,010    5,772,959
*   Aspen Technology, Inc................................    42,849    4,140,499
    AstroNova, Inc.......................................     3,998       79,880
#*  Asure Software, Inc..................................     5,929       31,483
*   Atlassian Corp. P.L.C., Class A......................     3,675      361,620
*   Autodesk, Inc........................................    18,873    2,778,106
    Automatic Data Processing, Inc.......................    55,602    7,775,384
*   Aviat Networks, Inc..................................     2,990       40,216
*   Avid Technology, Inc.................................    42,376      201,710
    Avnet, Inc...........................................   110,063    4,534,596
    AVX Corp.............................................   117,260    2,081,365
*   Aware, Inc...........................................     6,547       23,045
*   Axcelis Technologies, Inc............................    36,882      768,252
*   AXT, Inc.............................................    52,486      215,717
    Badger Meter, Inc....................................    35,173    1,856,783
    Bel Fuse, Inc., Class A..............................     1,600       32,320
    Bel Fuse, Inc., Class B..............................    10,720      247,418
#   Belden, Inc..........................................    53,148    2,849,264
    Benchmark Electronics, Inc...........................    52,100    1,324,382
    BK Technologies, Inc.................................       766        3,102
*   Black Knight, Inc....................................    85,344    4,198,071
    Blackbaud, Inc.......................................    28,689    2,054,132
    Booz Allen Hamilton Holding Corp.....................    97,819    4,805,847
*   Bottomline Technologies De, Inc......................    17,340      895,611
#*  Brightcove, Inc......................................    10,100       81,002
    Broadcom, Inc........................................    65,997   17,703,695
    Broadridge Financial Solutions, Inc..................    58,348    5,883,229
    Brooks Automation, Inc...............................    74,905    2,331,793
*   BSQUARE Corp.........................................     9,139       19,557
    Cabot Microelectronics Corp..........................    26,019    2,651,076
*   CACI International, Inc., Class A....................    24,183    4,042,914
*   Cadence Design Systems, Inc..........................    96,715    4,645,221
#*  CalAmp Corp..........................................    27,267      392,917
*   Calix, Inc...........................................    58,681      638,449
#*  Carbonite, Inc.......................................    27,006      773,452
*   Cardtronics P.L.C., Class A..........................    55,506    1,502,547
    Cass Information Systems, Inc........................    14,638      718,579
    CCUR Holdings, Inc...................................     5,474       20,418
    CDK Global, Inc......................................    52,612    2,573,253
    CDW Corp.............................................    75,620    6,296,877
*   CEVA, Inc............................................    15,931      453,078

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   ChannelAdvisor Corp..................................    10,832 $   116,444
*   Ciena Corp...........................................   160,071   6,097,104
*   Cirrus Logic, Inc....................................    81,044   3,010,785
    Cisco Systems, Inc................................... 1,115,769  52,764,716
*   Cision, Ltd..........................................    53,976     669,302
    Citrix Systems, Inc..................................    33,883   3,474,363
*   Clearfield, Inc......................................     7,734      91,029
#   Cognex Corp..........................................    98,102   4,463,641
    Cognizant Technology Solutions Corp., Class A........   165,341  11,520,961
#*  Coherent, Inc........................................    21,708   2,565,886
    Cohu, Inc............................................    48,266     846,586
*   CommScope Holding Co., Inc...........................   132,566   2,771,955
    Communications Systems, Inc..........................     6,432      15,115
*   CommVault Systems, Inc...............................     1,965     129,828
*   Computer Task Group, Inc.............................    11,157      47,417
    Comtech Telecommunications Corp......................    14,182     354,125
*   Conduent, Inc........................................   150,860   1,923,465
#*  Control4 Corp........................................    22,196     441,035
*   CoreLogic, Inc.......................................    99,910   3,626,733
    Corning, Inc.........................................   290,852   9,673,738
*   Cray, Inc............................................    48,643   1,067,227
#*  Cree, Inc............................................   111,609   5,628,442
#   CSG Systems International, Inc.......................    39,407   1,426,139
    CTS Corp.............................................    35,166     997,659
#*  CyberOptics Corp.....................................     4,601      97,035
#   Cypress Semiconductor Corp...........................   282,554   3,919,024
    Daktronics, Inc......................................    45,909     345,695
#*  DASAN Zhone Solutions, Inc...........................     6,989      93,373
*   Data I/O Corp........................................     5,845      34,339
*   Dell Technologies, Class C...........................    36,711   1,783,787
#   Diebold Nixdorf, Inc.................................    18,981      80,669
*   Digi International, Inc..............................    26,824     318,133
*   Diodes, Inc..........................................    61,941   2,083,076
    Dolby Laboratories, Inc., Class A....................    49,331   3,188,263
*   DSP Group, Inc.......................................    20,898     264,151
    DXC Technology Co....................................   138,620   8,888,314
#   Ebix, Inc............................................    30,774   1,757,811
*   EchoStar Corp., Class A..............................    45,300   1,856,394
#*  eGain Corp...........................................     3,704      26,521
*   Electro Scientific Industries, Inc...................    43,500   1,305,000
#*  Electronics for Imaging, Inc.........................    54,438   1,437,708
#*  Ellie Mae, Inc.......................................     9,257     701,681
*   EMCORE Corp..........................................    21,229      93,195
#*  Endurance International Group Holdings, Inc..........   106,491     862,577
    Entegris, Inc........................................   136,196   4,501,278
#*  Envestnet, Inc.......................................    16,689     905,378
*   EPAM Systems, Inc....................................    24,174   3,420,138
*   ePlus, Inc...........................................    17,759   1,406,868
*   Euronet Worldwide, Inc...............................    45,560   5,239,856
*   Everi Holdings, Inc..................................    19,215     127,780
    EVERTEC, Inc.........................................    68,184   1,886,651
*   Evolving Systems, Inc................................     1,300       1,690
*   ExlService Holdings, Inc.............................    34,686   1,994,445
#*  Extreme Networks, Inc................................    14,110     106,672
*   F5 Networks, Inc.....................................    21,667   3,487,304
*   Fabrinet.............................................    50,625   2,877,525
*   Fair Isaac Corp......................................    28,227   6,356,720
*   FARO Technologies, Inc...............................    19,942     847,934
    Fidelity National Information Services, Inc..........   111,260  11,630,008

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Finisar Corp.........................................   144,554 $ 3,292,940
*   Finjan Holdings, Inc.................................    14,482      40,694
*   First Data Corp., Class A............................   198,084   4,882,771
#*  First Solar, Inc.....................................    78,838   3,988,414
*   Fiserv, Inc..........................................   141,468  11,731,941
#*  Fitbit, Inc., Class A................................   171,928   1,060,796
*   FleetCor Technologies, Inc...........................    40,171   8,106,910
*   Flex, Ltd............................................   336,356   3,235,745
    FLIR Systems, Inc....................................   116,230   5,681,322
*   FormFactor, Inc......................................    97,119   1,458,727
*   Fortinet, Inc........................................    36,878   2,823,748
*   Frequency Electronics, Inc...........................     4,145      54,963
#*  Gartner, Inc.........................................    18,103   2,460,017
    Genpact, Ltd.........................................   169,717   5,062,658
    Global Payments, Inc.................................   102,877  11,551,030
    GlobalSCAPE, Inc.....................................     3,392      15,468
#*  Globant SA...........................................    16,454   1,112,290
*   GoDaddy, Inc., Class A...............................    36,408   2,498,681
*   GSE Systems, Inc.....................................     8,763      25,500
*   GSI Technology, Inc..................................    14,940     115,187
#*  GTT Communications, Inc..............................    60,847   1,557,683
*   Guidewire Software, Inc..............................    16,887   1,463,765
    Hackett Group, Inc. (The)............................    41,660     749,463
*   Harmonic, Inc........................................    87,598     463,393
    Hewlett Packard Enterprise Co........................   616,923   9,617,830
    HP, Inc..............................................   312,952   6,894,333
#*  HubSpot, Inc.........................................     3,949     625,166
#*  Ichor Holdings, Ltd..................................    30,018     617,470
*   ID Systems, Inc......................................     4,988      30,177
*   IEC Electronics Corp.................................     4,588      33,263
#*  II-VI, Inc...........................................    63,935   2,426,973
#*  Immersion Corp.......................................    31,194     296,031
#*  Infinera Corp........................................   139,670     614,548
*   Information Services Group, Inc......................    22,709      93,788
#*  Inphi Corp...........................................    23,275     917,966
#*  Inseego Corp.........................................    10,653      55,715
*   Insight Enterprises, Inc.............................    37,341   1,714,699
*   Integrated Device Technology, Inc....................   118,102   5,769,283
    Intel Corp........................................... 1,852,635  87,296,161
    InterDigital, Inc....................................    55,966   4,074,884
#*  Internap Corp........................................    11,119      60,154
    International Business Machines Corp.................   204,954  27,549,917
*   inTEST Corp..........................................     2,800      20,608
*   Intevac, Inc.........................................    12,535      69,695
    Intuit, Inc..........................................    31,880   6,880,342
#*  IPG Photonics Corp...................................    38,485   5,118,505
#*  Iteris, Inc..........................................     3,900      15,015
#*  Itron, Inc...........................................    43,548   2,379,027
#   j2 Global, Inc.......................................    55,871   4,199,264
    Jabil, Inc...........................................   243,345   6,485,144
    Jack Henry & Associates, Inc.........................    43,188   5,767,757
    Juniper Networks, Inc................................   173,224   4,493,431
    KEMET Corp...........................................    69,897   1,238,575
*   Key Tronic Corp......................................     5,745      41,651
*   Keysight Technologies, Inc...........................   115,835   8,574,107
*   Kimball Electronics, Inc.............................    17,079     276,167
    KLA-Tencor Corp......................................    59,798   6,372,673
*   Knowles Corp.........................................   116,407   1,815,949
#*  Kopin Corp...........................................    39,747      54,851

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES      VALUE+
                                                          --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
    Kulicke & Soffa Industries, Inc......................    86,453 $  1,947,786
*   KVH Industries, Inc..................................    13,737      153,580
    Lam Research Corp....................................    83,915   14,230,306
*   Lattice Semiconductor Corp...........................   105,555      823,329
    Leidos Holdings, Inc.................................    84,551    4,903,958
*   Limelight Networks, Inc..............................    76,314      238,100
    Littelfuse, Inc......................................    20,488    3,600,151
#*  LiveRamp Holdings, Inc...............................    88,608    3,849,132
    LogMeIn, Inc.........................................    34,582    3,216,818
#*  Lumentum Holdings, Inc...............................    35,153    1,719,333
*   Luna Innovations, Inc................................     9,046       30,485
*   Luxoft Holding, Inc..................................    19,694    1,142,843
#*  MACOM Technology Solutions Holdings, Inc.............    29,573      533,201
#*  MagnaChip Semiconductor Corp.........................    16,223       97,014
*   Manhattan Associates, Inc............................    73,490    3,584,107
    ManTech International Corp., Class A.................    33,094    1,865,509
#   Marvell Technology Group, Ltd........................   328,968    6,095,777
    Mastercard, Inc., Class A............................   167,153   35,291,013
    Maxim Integrated Products, Inc.......................    86,501    4,694,409
    MAXIMUS, Inc.........................................    75,629    5,303,862
#*  MaxLinear, Inc.......................................    53,181    1,043,411
    Mesa Laboratories, Inc...............................     3,467      785,380
    Methode Electronics, Inc.............................    42,516    1,094,787
#   Microchip Technology, Inc............................    73,983    5,946,014
*   Micron Technology, Inc...............................   649,261   24,814,755
    Microsoft Corp....................................... 1,397,830  145,975,387
*   MicroStrategy, Inc., Class A.........................     8,582    1,088,970
*   Mimecast, Ltd........................................     2,492       93,624
#*  Mitek Systems, Inc...................................    23,421      258,334
    MKS Instruments, Inc.................................    54,977    4,487,773
*   MoneyGram International, Inc.........................    37,429       79,724
#   Monolithic Power Systems, Inc........................    24,423    3,090,975
    Monotype Imaging Holdings, Inc.......................    32,740      543,484
    Motorola Solutions, Inc..............................    35,174    4,112,192
    MTS Systems Corp.....................................    21,076    1,055,065
*   Nanometrics, Inc.....................................    27,210      832,354
*   Napco Security Technologies, Inc.....................     7,089      111,368
    National Instruments Corp............................    70,927    3,136,392
#*  NCR Corp.............................................    91,724    2,453,617
#*  NeoPhotonics Corp....................................    27,598      199,258
    NetApp, Inc..........................................   122,597    7,818,011
*   NETGEAR, Inc.........................................    38,204    1,513,260
#*  Netscout Systems, Inc................................    96,181    2,493,973
*   NetSol Technologies, Inc.............................     3,510       23,552
    Network-1 Technologies, Inc..........................     8,087       21,269
#*  New Relic, Inc.......................................     4,156      422,457
    NIC, Inc.............................................    54,808      898,851
*   Novanta, Inc.........................................    30,942    2,156,039
*   Nuance Communications, Inc...........................   227,311    3,607,426
#*  Nutanix, Inc., Class A...............................    12,958      663,838
#   NVE Corp.............................................     3,642      347,046
    NVIDIA Corp..........................................   162,000   23,287,500
#*  Okta, Inc............................................     7,869      648,642
*   ON Semiconductor Corp................................   440,330    8,824,213
*   OneSpan, Inc.........................................    30,903      450,875
    Oracle Corp..........................................   481,175   24,169,420
#*  OSI Systems, Inc.....................................    21,769    1,952,462
*   Palo Alto Networks, Inc..............................     5,065    1,088,063
#*  PAR Technology Corp..................................     9,783      243,890

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
    Park Electrochemical Corp............................  19,413 $   442,228
    Paychex, Inc.........................................  89,834   6,360,247
#*  Paycom Software, Inc.................................  39,371   5,836,357
*   Paylocity Holding Corp...............................  22,325   1,585,745
*   PayPal Holdings, Inc................................. 118,229  10,494,006
    PC Connection, Inc...................................  33,214   1,100,380
*   PCM, Inc.............................................  11,350     242,322
    PC-Tel, Inc..........................................  14,847      78,541
#*  PDF Solutions, Inc...................................  36,748     386,221
    Pegasystems, Inc.....................................  24,892   1,401,171
*   Perceptron, Inc......................................   8,358      64,524
*   Perficient, Inc......................................  47,526   1,212,388
    Perspecta, Inc.......................................  74,255   1,488,813
*   PFSweb, Inc..........................................  15,487      94,316
*   Photronics, Inc......................................  80,157     856,878
*   Pivotal Software, Inc., Class A......................  10,231     189,171
*   Pixelworks, Inc......................................  10,885      41,145
    Plantronics, Inc.....................................  36,351   1,410,055
*   Plexus Corp..........................................  42,331   2,375,616
    Power Integrations, Inc..............................  24,026   1,585,716
#   Presidio, Inc........................................  23,701     377,557
*   PRGX Global, Inc.....................................  19,607     179,600
    Progress Software Corp...............................  58,751   2,128,549
*   Proofpoint, Inc......................................   2,844     289,718
*   PTC, Inc.............................................  24,349   2,064,552
*   Pure Storage, Inc., Class A..........................  21,413     383,507
    QAD, Inc., Class A...................................   9,085     383,024
    QAD, Inc., Class B...................................   1,920      58,560
*   Qorvo, Inc...........................................  79,280   5,181,741
    QUALCOMM, Inc........................................ 407,518  20,180,291
#*  Qualys, Inc..........................................  18,758   1,623,130
*   Quantenna Communications, Inc........................  27,814     415,541
*   Rambus, Inc.......................................... 128,200   1,156,364
*   RealNetworks, Inc....................................  65,004     171,611
#*  RealPage, Inc........................................  24,934   1,390,569
*   Red Hat, Inc.........................................  23,266   4,137,625
*   Ribbon Communications, Inc........................... 118,289     660,053
    Richardson Electronics, Ltd..........................   8,608      63,441
*   RingCentral, Inc., Class A...........................   6,933     640,887
*   Rogers Corp..........................................  18,677   2,370,298
*   Rubicon Project, Inc. (The)..........................  54,426     242,740
*   Rudolph Technologies, Inc............................  42,313     919,038
    Sabre Corp........................................... 196,123   4,506,907
*   salesforce.com, Inc..................................  27,620   4,197,411
*   Sanmina Corp.........................................  84,596   2,641,087
    Sapiens International Corp. NV.......................  10,191     124,330
*   ScanSource, Inc......................................  31,397   1,202,819
    Science Applications International Corp..............  59,397   3,987,915
*   Seachange International, Inc.........................  29,323      46,624
#   Seagate Technology P.L.C.............................  96,177   4,258,718
*   Semtech Corp.........................................  54,038   2,624,085
#*  ServiceNow, Inc......................................   7,840   1,724,957
*   ServiceSource International, Inc.....................  30,324      36,389
*   Silicon Laboratories, Inc............................  29,127   2,228,215
    Skyworks Solutions, Inc.............................. 104,842   7,657,660
#*  SMART Global Holdings, Inc...........................  23,656     586,905
*   SMTC Corp............................................  11,112      54,560
#*  SolarEdge Technologies, Inc..........................  39,255   1,718,976
*   Splunk, Inc..........................................   7,924     989,232

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   SPS Commerce, Inc....................................   9,989 $   885,625
#*  Square, Inc., Class A................................   9,357     667,622
    SS&C Technologies Holdings, Inc......................  83,532   4,301,063
#*  StarTek, Inc.........................................  10,612      74,178
*   Steel Connect, Inc...................................  53,705      88,613
*   Stratasys, Ltd.......................................  64,399   1,644,106
#*  Super Micro Computer, Inc............................  50,253     758,820
*   Sykes Enterprises, Inc...............................  52,599   1,450,154
    Symantec Corp........................................ 156,816   3,296,272
#*  Synacor, Inc.........................................   3,670       6,790
#*  Synaptics, Inc.......................................  37,483   1,491,823
#*  Synchronoss Technologies, Inc........................  35,709     256,034
    SYNNEX Corp..........................................  56,884   5,504,096
*   Synopsys, Inc........................................  44,219   4,127,844
#*  Tableau Software, Inc., Class A......................  11,676   1,492,660
    TE Connectivity, Ltd................................. 140,789  11,396,870
*   Tech Data Corp.......................................  44,291   4,235,548
*   Telaria, Inc.........................................  22,846      72,879
*   Telenav, Inc.........................................  35,217     156,011
#*  Teradata Corp........................................ 145,987   6,478,903
#   Teradyne, Inc........................................ 171,647   6,177,576
    TESSCO Technologies, Inc.............................   6,626     106,082
    Texas Instruments, Inc............................... 182,310  18,354,971
    TiVo Corp............................................ 101,944   1,134,637
    Total System Services, Inc........................... 115,925  10,388,039
#*  Trade Desk, Inc. (The), Class A......................   6,752     963,375
    TransAct Technologies, Inc...........................   6,652      69,048
    Travelport Worldwide, Ltd............................  93,888   1,470,286
*   Trimble, Inc.........................................  75,411   2,839,978
    TTEC Holdings, Inc...................................  53,568   1,790,778
#*  TTM Technologies, Inc................................ 128,870   1,479,428
#*  Twilio, Inc., Class A................................   3,895     433,591
*   Tyler Technologies, Inc..............................  10,040   1,899,468
#   Ubiquiti Networks, Inc...............................  40,771   4,411,830
*   Ultimate Software Group, Inc. (The)..................   5,834   1,593,090
#*  Ultra Clean Holdings, Inc............................  39,504     468,517
#*  Unisys Corp..........................................  20,516     268,349
#   Universal Display Corp...............................  14,522   1,507,819
#*  USA Technologies, Inc................................   8,489      50,170
#*  Veeco Instruments, Inc...............................  59,239     581,135
*   Verint Systems, Inc..................................  52,741   2,551,082
*   VeriSign, Inc........................................  14,100   2,386,707
    Versum Materials, Inc................................  74,455   2,737,710
#*  ViaSat, Inc..........................................  39,920   2,502,585
*   Viavi Solutions, Inc................................. 203,831   2,266,601
*   Virtusa Corp.........................................  34,357   1,667,002
#   Visa, Inc., Class A.................................. 350,018  47,255,930
    Vishay Intertechnology, Inc.......................... 154,327   3,009,376
*   Vishay Precision Group, Inc..........................  10,529     351,984
    VMware, Inc., Class A................................   6,687   1,010,205
    Wayside Technology Group, Inc........................   3,335      35,018
    Western Digital Corp................................. 137,501   6,186,170
#   Western Union Co. (The).............................. 174,883   3,191,615
*   WEX, Inc.............................................  37,378   6,030,193
*   Workday, Inc., Class A...............................   3,900     707,967
*   Worldpay, Inc., Class A..............................  64,699   5,401,073
    Xerox Corp........................................... 173,641   4,898,413
    Xilinx, Inc..........................................  95,771  10,720,606
    Xperi Corp...........................................  59,761   1,280,678

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                          ------- --------------
INFORMATION TECHNOLOGY -- (Continued)
*   Zebra Technologies Corp., Class A....................  53,438 $    9,276,837
*   Zendesk, Inc.........................................   6,772        457,313
*   Zix Corp.............................................  42,901        305,455
                                                                  --------------
TOTAL INFORMATION TECHNOLOGY.............................          1,576,551,038
                                                                  --------------
MATERIALS -- (4.1%)
>>  A Schulman, Inc......................................  27,726         39,718
#   Advanced Emissions Solutions, Inc....................   1,692         19,170
*   AdvanSix, Inc........................................  36,394      1,151,506
#*  AgroFresh Solutions, Inc.............................  19,213         77,236
    Air Products & Chemicals, Inc........................  38,155      6,272,300
#*  AK Steel Holding Corp................................ 254,872        751,872
#   Albemarle Corp.......................................  63,888      5,157,678
*   Alcoa Corp...........................................  87,091      2,584,861
#*  Allegheny Technologies, Inc..........................  98,654      2,702,133
    American Vanguard Corp...............................  40,452        708,719
*   Ampco-Pittsburgh Corp................................   3,640         12,667
    AptarGroup, Inc......................................  73,152      7,250,826
    Ashland Global Holdings, Inc.........................  39,372      2,988,335
    Avery Dennison Corp..................................  79,803      8,335,423
*   Axalta Coating Systems, Ltd.......................... 209,654      5,371,335
    Balchem Corp.........................................  30,850      2,561,167
#   Ball Corp............................................ 172,920      9,040,258
    Bemis Co., Inc....................................... 108,679      5,307,882
*   Berry Global Group, Inc.............................. 100,535      4,951,349
    Boise Cascade Co.....................................  49,459      1,358,639
    Cabot Corp...........................................  58,563      2,746,019
    Carpenter Technology Corp............................  59,378      2,806,204
    Celanese Corp........................................  75,964      7,274,313
*   Century Aluminum Co..................................  87,754        807,337
    CF Industries Holdings, Inc.......................... 115,649      5,048,079
    Chase Corp...........................................   9,793        987,330
#   Chemours Co. (The)...................................  75,112      2,685,254
*   Clearwater Paper Corp................................  20,022        675,142
#   Cleveland-Cliffs, Inc................................ 280,335      3,002,388
*   Coeur Mining, Inc.................................... 233,931      1,204,745
    Commercial Metals Co................................. 145,236      2,534,368
#   Compass Minerals International, Inc..................  42,409      2,215,870
*   Contango ORE, Inc....................................     780         15,405
    Core Molding Technologies, Inc.......................   6,699         58,281
*   Crown Holdings, Inc..................................  79,028      4,030,428
    Domtar Corp..........................................  80,327      3,767,336
    DowDuPont, Inc....................................... 412,036     22,171,657
    Eagle Materials, Inc.................................  41,526      2,948,346
    Eastman Chemical Co..................................  86,161      6,946,300
    Ecolab, Inc..........................................  28,663      4,533,627
    Element Solutions, Inc............................... 302,466      3,399,718
*   Ferro Corp........................................... 109,934      1,832,600
    Ferroglobe P.L.C..................................... 128,681        294,680
#*  Flotek Industries, Inc...............................  35,813         91,681
    FMC Corp.............................................  44,116      3,520,457
    Freeport-McMoRan, Inc................................ 706,053      8,218,457
    Friedman Industries, Inc.............................   5,121         39,483
    FutureFuel Corp......................................  38,655        707,773
*   GCP Applied Technologies, Inc........................  83,417      2,102,108
    Gold Resource Corp...................................  70,007        314,331
#   Graphic Packaging Holding Co......................... 456,613      5,511,319
    Greif, Inc., Class A.................................  37,608      1,466,712
    Greif, Inc., Class B.................................  10,885        491,458

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
MATERIALS -- (Continued)
    Hawkins, Inc.........................................  12,128 $   503,191
    Haynes International, Inc............................  15,440     506,432
    HB Fuller Co.........................................  62,098   3,067,020
#   Hecla Mining Co...................................... 479,255   1,293,989
    Huntsman Corp........................................ 345,609   7,593,030
*   Ingevity Corp........................................  34,911   3,284,078
    Innophos Holdings, Inc...............................  23,873     713,803
    Innospec, Inc........................................  25,734   1,808,328
#   International Flavors & Fragrances, Inc..............  18,483   2,620,520
    International Paper Co............................... 218,342  10,355,961
*   Intrepid Potash, Inc................................. 153,694     477,988
    Kaiser Aluminum Corp.................................  12,565   1,261,149
*   Koppers Holdings, Inc................................  24,108     549,421
*   Kraton Corp..........................................  40,048   1,129,354
#   Kronos Worldwide, Inc................................  83,977   1,105,977
    Linde P.L.C..........................................  49,515   8,071,440
    Louisiana-Pacific Corp............................... 150,572   3,670,945
#*  LSB Industries, Inc..................................  29,408     219,090
    LyondellBasell Industries NV, Class A................ 115,041  10,005,116
#   Martin Marietta Materials, Inc.......................  26,524   4,686,260
    Materion Corp........................................  26,150   1,227,220
    Mercer International, Inc............................  83,349   1,231,065
    Minerals Technologies, Inc...........................  43,020   2,519,681
    Mosaic Co. (The)..................................... 153,756   4,963,244
    Myers Industries, Inc................................  69,668   1,132,802
#   Neenah, Inc..........................................  22,884   1,594,328
#   NewMarket Corp.......................................   7,928   3,179,842
    Newmont Mining Corp.................................. 244,073   8,325,330
    Northern Technologies International Corp.............   2,728      83,204
    Nucor Corp........................................... 118,240   7,241,018
    Olin Corp............................................ 234,289   5,531,563
    Olympic Steel, Inc...................................  16,080     309,862
*   OMNOVA Solutions, Inc................................  63,080     562,043
#   Owens-Illinois, Inc.................................. 206,316   4,140,762
    Packaging Corp. of America...........................  61,493   5,800,020
    PH Glatfelter Co.....................................  41,831     534,600
    PolyOne Corp.........................................  93,130   3,014,618
    PPG Industries, Inc..................................  75,342   7,944,060
*   PQ Group Holdings, Inc...............................   3,040      45,752
#   Quaker Chemical Corp.................................  15,831   3,236,806
*   Ramaco Resources, Inc................................   6,117      37,069
#   Rayonier Advanced Materials, Inc.....................  61,501     890,534
    Reliance Steel & Aluminum Co.........................  71,129   5,824,043
    Resolute Forest Products, Inc........................  51,960     405,288
#   Royal Gold, Inc......................................  47,315   4,133,912
    RPM International, Inc...............................  92,618   5,294,045
*   Ryerson Holding Corp.................................  34,253     240,799
    Schnitzer Steel Industries, Inc., Class A............  31,040     751,168
    Schweitzer-Mauduit International, Inc................  39,405   1,263,324
#   Scotts Miracle-Gro Co. (The).........................  50,580   3,760,623
#   Sealed Air Corp......................................  80,023   3,160,909
#   Sensient Technologies Corp...........................  53,745   3,374,111
    Sherwin-Williams Co. (The)...........................  13,434   5,662,700
    Silgan Holdings, Inc................................. 128,720   3,555,246
    Sonoco Products Co................................... 111,793   6,437,041
    Southern Copper Corp.................................  22,465     755,273
    Steel Dynamics, Inc.................................. 171,745   6,284,150
    Stepan Co............................................  28,889   2,540,210
#*  Summit Materials, Inc., Class A...................... 126,915   1,936,723

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
MATERIALS -- (Continued)
*   SunCoke Energy, Inc.................................. 114,410 $  1,285,968
    Synalloy Corp........................................   5,922       93,568
#*  TimkenSteel Corp.....................................  67,070      853,801
*   Trecora Resources....................................  20,945      181,593
    Tredegar Corp........................................  24,492      399,465
    Trinseo SA...........................................  43,446    2,131,026
    Tronox, Ltd., Class A................................  79,396      695,509
*   UFP Technologies, Inc................................   3,556      117,348
    United States Lime & Minerals, Inc...................   5,417      373,827
    United States Steel Corp............................. 137,736    3,104,569
*   Universal Stainless & Alloy Products, Inc............   9,341      167,484
#*  US Concrete, Inc.....................................  21,479      764,652
#   Valvoline, Inc....................................... 103,521    2,288,849
*   Verso Corp., Class A.................................  39,389      971,727
    Vulcan Materials Co..................................  44,838    4,557,783
#   Warrior Met Coal, Inc................................  63,386    1,821,080
    Westlake Chemical Corp...............................  79,109    5,846,155
    WestRock Co.......................................... 125,734    5,118,631
    Worthington Industries, Inc..........................  77,854    2,937,431
#   WR Grace & Co........................................  38,403    2,726,997
                                                                  ------------
TOTAL MATERIALS..........................................          389,377,823
                                                                  ------------
REAL ESTATE -- (0.4%)
    Alexander & Baldwin, Inc.............................  77,276    1,780,439
#*  Altisource Asset Management Corp.....................     743       19,942
#*  Altisource Portfolio Solutions SA....................   8,399      198,888
*   CBRE Group, Inc., Class A............................ 182,441    8,346,676
    CKX Lands, Inc.......................................      39          410
    Consolidated-Tomoka Land Co..........................   5,564      339,793
    CorePoint Lodging, Inc...............................  18,607      227,750
#*  Five Point Holdings LLC, Class A.....................     922        7,072
*   Forestar Group, Inc..................................   2,633       42,154
*   FRP Holdings, Inc....................................  10,189      516,786
    Griffin Industrial Realty, Inc.......................   3,069      103,210
    HFF, Inc., Class A...................................  68,990    2,857,566
*   Howard Hughes Corp. (The)............................  32,393    3,596,919
    Jones Lang LaSalle, Inc..............................  37,280    5,346,325
#   Kennedy-Wilson Holdings, Inc......................... 174,667    3,491,593
*   Marcus & Millichap, Inc..............................  49,855    1,974,258
    Newmark Group, Inc., Class A......................... 137,653    1,438,474
*   Rafael Holdings, Inc., Class B.......................  16,232      250,297
    RE/MAX Holdings, Inc., Class A.......................  21,136      881,794
#   Realogy Holdings Corp................................ 153,794    2,729,844
#   RMR Group, Inc. (The), Class A.......................  12,637      834,168
#*  St Joe Co. (The).....................................  69,648    1,083,723
*   Stratus Properties, Inc..............................   7,316      173,389
*   Tejon Ranch Co.......................................  31,003      583,476
*   Trinity Place Holdings, Inc..........................  16,037       66,554
                                                                  ------------
TOTAL REAL ESTATE........................................           36,891,500
                                                                  ------------
UTILITIES -- (1.9%)
    AES Corp............................................. 259,356    4,250,845
    ALLETE, Inc..........................................  24,203    1,862,179
    Alliant Energy Corp..................................  39,365    1,750,562
    Ameren Corp..........................................  38,281    2,654,405
    American Electric Power Co., Inc.....................  37,600    2,974,912
    American States Water Co.............................  26,118    1,768,711
    American Water Works Co., Inc........................  27,481    2,629,107

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
UTILITIES -- (Continued)
    Aqua America, Inc....................................  75,684 $ 2,652,724
#*  AquaVenture Holdings, Ltd............................   1,020      21,451
    Artesian Resources Corp., Class A....................   6,355     224,903
    Atlantica Yield PLC..................................  92,208   1,658,822
    Atmos Energy Corp....................................  35,933   3,508,139
#   Avangrid, Inc........................................  24,409   1,217,277
#   Avista Corp..........................................  39,964   1,672,493
    Black Hills Corp.....................................  45,735   3,104,949
    California Water Service Group.......................  43,574   2,157,784
    CenterPoint Energy, Inc..............................  67,859   2,098,200
    Chesapeake Utilities Corp............................  14,778   1,338,443
#   Clearway Energy, Inc., Class A.......................  22,752     334,454
    Clearway Energy, Inc., Class C.......................  47,356     714,602
    CMS Energy Corp......................................  43,000   2,242,020
    Connecticut Water Service, Inc.......................  10,735     728,262
    Consolidated Edison, Inc.............................  41,327   3,209,042
    Consolidated Water Co., Ltd..........................   8,030     104,792
    Dominion Energy, Inc.................................  63,687   4,473,375
    DTE Energy Co........................................  26,133   3,077,161
    Duke Energy Corp.....................................  50,672   4,447,988
    Edison International.................................  42,785   2,437,461
    El Paso Electric Co..................................  35,161   1,846,656
    Entergy Corp.........................................  31,223   2,784,779
    Evergy, Inc..........................................  85,366   4,893,179
    Eversource Energy....................................  45,056   3,127,337
    Exelon Corp..........................................  70,755   3,379,259
#   FirstEnergy Corp.....................................  64,273   2,519,502
    Genie Energy, Ltd., Class B..........................  15,076     126,940
    Hawaiian Electric Industries, Inc....................  45,762   1,701,889
    IDACORP, Inc.........................................  27,260   2,657,850
    MDU Resources Group, Inc............................. 123,072   3,164,181
    MGE Energy, Inc......................................  30,533   1,963,577
    Middlesex Water Co...................................  14,184     797,141
#   National Fuel Gas Co.................................  37,254   2,134,654
    New Jersey Resources Corp............................  62,225   3,017,913
    NextEra Energy, Inc..................................  36,470   6,527,401
    NiSource, Inc........................................ 106,538   2,906,357
    Northwest Natural Holding Co.........................  25,919   1,622,529
    NorthWestern Corp....................................  41,554   2,655,716
    NRG Energy, Inc...................................... 368,666  15,082,126
    OGE Energy Corp......................................  77,354   3,167,646
    ONE Gas, Inc.........................................  29,343   2,410,527
#   Ormat Technologies, Inc..............................  52,901   3,052,917
    Otter Tail Corp......................................  36,029   1,745,605
#   Pattern Energy Group, Inc., Class A..................  89,943   1,913,987
*   PG&E Corp............................................  33,562     436,306
    Pinnacle West Capital Corp...........................  20,547   1,810,602
    PNM Resources, Inc...................................  68,383   2,912,432
    Portland General Electric Co.........................  53,704   2,594,977
    PPL Corp.............................................  93,685   2,934,214
    Public Service Enterprise Group, Inc.................  50,049   2,730,173
*   Pure Cycle Corp......................................  13,614     138,454
    RGC Resources, Inc...................................   4,261     119,862
#   Sempra Energy........................................  18,649   2,181,560
    SJW Group............................................  17,482   1,048,046
#   South Jersey Industries, Inc.........................  72,979   2,173,315
    Southern Co. (The)...................................  77,191   3,751,483
    Southwest Gas Holdings, Inc..........................  25,612   2,005,932
#   Spark Energy, Inc., Class A..........................   6,094      50,580

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES       VALUE+
                                                           ---------- --------------
UTILITIES -- (Continued)
     Spire, Inc...........................................     23,955 $    1,901,308
     TerraForm Power, Inc., Class A.......................      4,425         52,569
     UGI Corp.............................................     97,055      5,535,047
     Unitil Corp..........................................     12,837        673,429
     Vectren Corp.........................................     32,908      2,381,881
*    Vistra Energy Corp...................................    298,203      7,487,877
     WEC Energy Group, Inc................................     42,285      3,088,074
     Xcel Energy, Inc.....................................     56,192      2,942,213
     York Water Co. (The).................................      9,812        322,815
                                                                      --------------
TOTAL UTILITIES...........................................               183,787,880
                                                                      --------------
TOTAL COMMON STOCKS.......................................             8,938,659,368
                                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
*>>  Media General, Inc. Contingent Value Rights..........     38,671          3,028
                                                                      --------------
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
     GCI Liberty, Inc.....................................      9,450        231,336
                                                                      --------------
TOTAL INVESTMENT SECURITIES...............................             8,938,893,732
                                                                      --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
     State Street Institutional U.S. Government Money
       Market Fund 2.320%................................. 23,940,864     23,940,864
                                                                      --------------
SECURITIES LENDING COLLATERAL -- (5.7%)
@(S) DFA Short Term Investment Fund....................... 46,464,430    537,639,917
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,986,679,300)^^.................................            $9,500,474,513
                                                                      ==============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                  LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                               -------------- ------- ------- --------------
Common Stocks
   Communication Services..... $  703,613,015      --   --    $  703,613,015
   Consumer Discretionary.....  1,083,502,272      --   --     1,083,502,272
   Consumer Staples...........    496,249,862      --   --       496,249,862
   Energy.....................    515,372,309      --   --       515,372,309
   Financials.................  1,609,561,426 $ 8,327   --     1,609,569,753
   Health Care................  1,063,033,808      --   --     1,063,033,808
   Industrials................  1,280,710,108      --   --     1,280,710,108
   Information Technology.....  1,576,551,038      --   --     1,576,551,038
   Materials..................    389,338,105  39,718   --       389,377,823
   Real Estate................     36,891,500      --   --        36,891,500
   Utilities..................    183,787,880      --   --       183,787,880

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1         LEVEL 2    LEVEL 3     TOTAL
                               --------------   ------------ ------- --------------
Preferred Stocks
   Communication Services..... $      231,336             --   --    $      231,336
Rights/Warrants
   Consumer Discretionary.....             --   $      3,028   --             3,028
Temporary Cash Investments....     23,940,864             --   --        23,940,864
Securities Lending
  Collateral..................             --    537,639,917   --       537,639,917
                               --------------   ------------   --    --------------
TOTAL......................... $8,962,783,523   $537,690,990   --    $9,500,474,513
                               ==============   ============   ==    ==============

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                           SHARES       VALUE>>
                                                          ---------   ------------
COMMON STOCKS -- (98.7%)
AUSTRALIA -- (5.6%)
    AMP, Ltd............................................. 1,864,967   $  3,074,933
    Aurizon Holdings, Ltd................................   173,465        555,855
    Australia & New Zealand Banking Group, Ltd........... 3,169,915     57,704,686
    Bank of Queensland, Ltd..............................   522,902      3,874,053
    Bendigo & Adelaide Bank, Ltd.........................   489,636      3,847,557
    BlueScope Steel, Ltd.................................   989,921      9,044,282
    Boral, Ltd...........................................   921,705      3,334,452
    Crown Resorts, Ltd...................................   129,460      1,128,114
    Downer EDI, Ltd......................................   752,315      3,913,036
    Fortescue Metals Group, Ltd.......................... 3,084,104     12,740,162
    Harvey Norman Holdings, Ltd..........................   648,891      1,593,524
    Incitec Pivot, Ltd................................... 2,162,929      5,220,412
    National Australia Bank, Ltd.........................   739,569     12,842,355
    Newcrest Mining, Ltd.................................   639,684     11,380,477
    Oil Search, Ltd......................................   279,981      1,594,121
*.. Origin Energy, Ltd................................... 1,140,617      5,959,280
    QBE Insurance Group, Ltd.............................   883,643      6,914,990
    Qube Holdings, Ltd...................................   137,805        270,004
    Rio Tinto, Ltd.......................................       846         53,794
    Santos, Ltd.......................................... 1,756,450      8,287,283
    South32, Ltd......................................... 5,066,543     12,964,064
    Star Entertainment Grp, Ltd. (The)................... 1,011,353      3,272,449
    Suncorp Group, Ltd...................................   805,624      7,619,352
    Tabcorp Holdings, Ltd................................ 1,202,665      4,075,776
    Westpac Banking Corp.................................    28,863        515,840
    Whitehaven Coal, Ltd.................................   890,179      3,221,156
    Woodside Petroleum, Ltd..............................   798,001     19,960,733
    WorleyParsons, Ltd...................................   198,424      2,009,992
                                                                      ------------
TOTAL AUSTRALIA..........................................              206,972,732
                                                                      ------------
AUSTRIA -- (0.1%)
    Erste Group Bank AG..................................    27,558        961,923
    Raiffeisen Bank International AG.....................    97,201      2,571,234
    Verbund AG...........................................     6,100        311,755
    Voestalpine AG.......................................    14,360        458,888
                                                                      ------------
TOTAL AUSTRIA............................................                4,303,800
                                                                      ------------
BELGIUM -- (1.1%)
    Ageas................................................   207,329      9,640,050
    KBC Group NV.........................................   179,942     12,216,261
    Proximus SADP........................................    15,452        414,820
    Solvay SA............................................    92,998     10,124,671
    UCB SA...............................................    81,166      7,033,285
                                                                      ------------
TOTAL BELGIUM............................................               39,429,087
                                                                      ------------
CANADA -- (8.4%)
    Agnico Eagle Mines, Ltd..............................   134,603      5,865,999
    AltaGas, Ltd.........................................   111,722      1,143,621
    ARC Resources, Ltd...................................   137,802        996,323
    Bank of Montreal.....................................   426,185     31,192,480
    Bank of Nova Scotia (The)............................   238,434     13,576,432
    Barrick Gold Corp....................................   645,533      8,641,825
    Barrick Gold Corp....................................    67,713        906,677
*.. Bausch Health Cos., Inc..............................   309,200      7,590,860

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
CANADA -- (Continued)
    Cameco Corp..........................................   244,907 $  2,968,273
    Canadian Imperial Bank of Commerce...................     5,836      494,834
    Canadian Natural Resources, Ltd......................   957,433   25,716,650
    Cenovus Energy, Inc..................................    85,400      666,847
    Cenovus Energy, Inc..................................   429,409    3,345,096
    Crescent Point Energy Corp...........................   472,384    1,412,428
    Empire Co., Ltd., Class A............................    74,884    1,683,529
    Encana Corp..........................................   625,386    4,293,148
    Encana Corp..........................................   146,858    1,010,383
    Fairfax Financial Holdings, Ltd......................    30,318   14,341,606
    First Quantum Minerals, Ltd..........................   495,274    5,733,180
#   Genworth MI Canada, Inc..............................    42,300    1,439,349
    Goldcorp, Inc........................................   142,659    1,596,018
    Goldcorp, Inc........................................   487,635    5,456,636
    Great-West Lifeco, Inc...............................   143,698    3,084,047
    Husky Energy, Inc....................................   558,772    6,629,826
*   IA Financial Crop., Inc..............................   155,214    5,765,817
    Imperial Oil, Ltd....................................   171,611    4,889,197
*   Kinross Gold Corp.................................... 1,893,960    6,327,854
    Linamar Corp.........................................    62,849    2,436,568
    Lundin Mining Corp...................................   929,184    4,243,011
    Magna International, Inc.............................   293,637   15,536,334
    Manulife Financial Corp..............................   541,113    8,693,554
    Manulife Financial Corp..............................   490,140    7,881,451
    Metro, Inc...........................................    16,689      606,746
    Nutrien, Ltd.........................................   233,353   12,092,363
*   Seven Generations Energy, Ltd., Class A..............   220,844    1,714,379
    SNC-Lavalin Group, Inc...............................    11,061      307,851
*   Stars Group, Inc. (The)..............................    16,064      290,919
    Sun Life Financial, Inc..............................     6,205      223,842
    Sun Life Financial, Inc..............................   339,497   12,252,447
    Suncor Energy, Inc...................................   798,401   25,751,543
    Suncor Energy, Inc...................................   492,598   15,920,767
    Teck Resources, Ltd., Class A........................       600       14,544
    Teck Resources, Ltd., Class B........................   222,229    5,412,176
    Teck Resources, Ltd., Class B........................   592,686   14,437,831
    TMX Group, Ltd.......................................    48,600    2,927,947
    Tourmaline Oil Corp..................................   308,091    4,201,827
*   Turquoise Hill Resources, Ltd........................   636,294    1,065,373
    Wheaton Precious Metals Corp.........................   192,935    4,067,070
    WSP Global, Inc......................................     2,171      111,429
                                                                    ------------
TOTAL CANADA.............................................            306,958,907
                                                                    ------------
DENMARK -- (1.7%)
    AP Moller - Maersk A.S., Class A.....................     1,275    1,591,733
    AP Moller - Maersk A.S., Class B.....................     2,675    3,577,506
    Carlsberg A.S., Class B..............................    83,957    9,611,742
    Danske Bank A.S......................................   258,347    4,786,491
    DSV A.S..............................................   161,387   12,880,022
    H Lundbeck A.S.......................................    76,310    3,350,758
    ISS A.S..............................................   163,361    4,629,779
    Rockwool International A.S., Class B.................     7,037    1,887,436
    Tryg A.S.............................................    62,921    1,605,324
    Vestas Wind Systems A.S..............................   222,153   18,363,883
*   William Demant Holding A.S...........................    10,075      318,276
                                                                    ------------
TOTAL DENMARK............................................             62,602,950
                                                                    ------------

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
FINLAND -- (1.0%)
    Fortum Oyj...........................................   318,452 $  7,237,756
    Nokia Oyj............................................ 2,086,538   13,182,027
    Stora Enso Oyj, Class R..............................   412,288    5,546,221
    UPM-Kymmene Oyj......................................   439,318   12,758,558
                                                                    ------------
TOTAL FINLAND............................................             38,724,562
                                                                    ------------
FRANCE -- (9.5%)
    Amundi SA............................................    26,289    1,512,591
    Arkema SA............................................    54,312    5,145,922
    AXA SA...............................................   608,078   14,101,431
    BNP Paribas SA.......................................   485,408   22,875,320
    Bollore SA...........................................   809,515    3,339,355
    Bouygues SA..........................................   299,451   10,598,533
    Carrefour SA.........................................   737,130   14,577,376
    Cie de Saint-Gobain..................................   446,023   15,391,355
    Cie Generale des Etablissements Michelin SCA.........   171,118   18,587,160
    CNP Assurances.......................................   215,286    4,891,059
    Credit Agricole SA...................................   320,484    3,660,382
    Electricite de France SA.............................   525,218    8,693,677
    Engie SA.............................................   646,353   10,361,889
    Natixis SA...........................................   819,914    4,202,946
    Orange SA............................................ 1,970,214   30,558,793
    Peugeot SA...........................................   931,406   23,429,887
    Renault SA...........................................   214,912   15,208,237
    Sanofi...............................................   132,810   11,543,563
    SCOR SE..............................................   104,207    4,385,005
    SES SA...............................................    34,395      701,013
    Societe Generale SA..................................   442,588   13,799,670
    Total SA............................................. 2,007,477  110,052,139
    Vivendi SA...........................................    73,806    1,881,977
                                                                    ------------
TOTAL FRANCE.............................................            349,499,280
                                                                    ------------
GERMANY -- (6.6%)
    Allianz SE, Sponsored ADR............................    99,457    2,105,007
    Allianz SE...........................................    22,261    4,723,170
    Bayer AG.............................................   280,720   21,277,384
    Bayerische Motoren Werke AG..........................   355,620   29,961,114
*   Commerzbank AG.......................................   731,577    5,265,432
    Daimler AG...........................................   963,272   57,063,202
    Deutsche Bank AG.....................................   358,107    3,183,326
    Deutsche Bank AG.....................................   719,334    6,387,686
    Deutsche Lufthansa AG................................   504,513   12,736,962
    Deutsche Telekom AG.................................. 1,350,731   21,964,040
    Evonik Industries AG.................................    25,334      692,848
    Fraport AG Frankfurt Airport Services Worldwide......    36,156    2,857,550
    Hannover Rueck SE....................................    17,043    2,459,878
    Hapag-Lloyd AG.......................................    17,211      434,530
    HeidelbergCement AG..................................   184,250   12,758,785
*   Innogy SE............................................    98,891    4,234,306
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen...........................................    65,612   14,641,990
    RWE AG...............................................   716,508   17,820,721
*   Talanx AG............................................    70,139    2,606,135
    Telefonica Deutschland Holding AG.................... 1,203,216    4,218,299
    Uniper SE............................................   274,523    7,960,266
    Volkswagen AG........................................    35,277    6,154,180
                                                                    ------------
TOTAL GERMANY............................................            241,506,811
                                                                    ------------

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
HONG KONG -- (3.5%)
    Bank of East Asia, Ltd. (The)........................    111,600 $    376,434
    BOC Aviation, Ltd....................................    321,000    2,729,471
    Cathay Pacific Airways, Ltd..........................    896,000    1,379,335
    CK Asset Holdings, Ltd...............................    900,000    7,576,925
    CK Hutchison Holdings, Ltd...........................  2,105,348   21,262,329
    Guoco Group, Ltd.....................................      7,000       89,903
    Hang Lung Group, Ltd.................................    975,000    2,865,287
    Hang Lung Properties, Ltd............................  1,466,000    3,210,016
    Henderson Land Development Co., Ltd..................    542,482    3,083,856
    Hopewell Holdings, Ltd...............................    291,331    1,343,376
    Kerry Properties, Ltd................................    891,500    3,702,863
#   Melco International Development, Ltd.................    647,000    1,518,232
    MTR Corp., Ltd.......................................    502,715    2,811,566
    New World Development Co., Ltd.......................  6,823,799   10,762,147
    NWS Holdings, Ltd....................................  1,703,172    3,895,039
    Shangri-La Asia, Ltd.................................    822,000    1,073,382
    Sino Land Co., Ltd...................................  2,521,250    4,533,928
    SJM Holdings, Ltd....................................  2,311,000    2,440,718
    Sun Hung Kai Properties, Ltd.........................  1,360,934   22,826,329
    Swire Pacific, Ltd., Class A.........................    727,500    8,615,936
    Swire Pacific, Ltd., Class B.........................  1,142,500    2,041,846
    Tsim Sha Tsui Properties, Ltd........................    261,125      875,465
    WH Group, Ltd........................................  3,530,000    3,027,102
    Wharf Holdings, Ltd. (The)...........................  1,785,000    5,395,164
    Wheelock & Co., Ltd..................................  1,044,000    6,692,690
    Yue Yuen Industrial Holdings, Ltd....................    906,500    3,091,905
                                                                     ------------
TOTAL HONG KONG..........................................             127,221,244
                                                                     ------------
IRELAND -- (0.3%)
    AIB Group P.L.C......................................    274,899    1,230,637
    Bank of Ireland Group P.L.C..........................    658,082    3,948,867
    CRH P.L.C............................................     34,724      999,516
    CRH P.L.C., Sponsored ADR............................    122,045    3,519,778
    Paddy Power Betfair P.L.C............................     24,786    2,024,573
                                                                     ------------
TOTAL IRELAND............................................              11,723,371
                                                                     ------------
ISRAEL -- (0.5%)
    Bank Hapoalim BM.....................................  1,099,295    7,451,247
    Bank Leumi Le-Israel BM..............................  1,083,502    7,163,461
*   First International Bank Of Israel, Ltd..............     48,295    1,143,516
    Israel Discount Bank, Ltd., Class A..................    664,405    2,349,894
    Mizrahi Tefahot Bank, Ltd............................     30,578      568,836
                                                                     ------------
TOTAL ISRAEL.............................................              18,676,954
                                                                     ------------
ITALY -- (2.1%)
    Assicurazioni Generali SpA...........................    410,030    7,178,503
    Eni SpA..............................................    167,011    2,831,808
*   Fiat Chrysler Automobiles NV.........................    993,797   17,005,736
*   Fiat Chrysler Automobiles NV.........................    285,302    4,910,047
    Intesa Sanpaolo SpA..................................  8,016,426   18,342,570
    Mediobanca Banca di Credito Finanziario SpA..........    307,392    2,678,844
*   Telecom Italia SpA................................... 19,312,244   10,745,424
*   Telecom Italia SpA, Sponsored ADR....................     65,589      360,084
    UniCredit SpA........................................  1,026,287   11,864,362
                                                                     ------------
TOTAL ITALY..............................................              75,917,378
                                                                     ------------

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (23.1%)
    AGC, Inc.............................................   267,500 $ 9,065,654
    Aisin Seiki Co., Ltd.................................   123,200   4,870,663
    Alfresa Holdings Corp................................    75,000   2,067,100
    Amada Holdings Co., Ltd..............................   249,600   2,512,191
    Aoyama Trading Co., Ltd..............................     1,300      32,484
    Aozora Bank, Ltd.....................................    24,800     763,848
    Asahi Kasei Corp.....................................   394,500   4,328,615
    Bank of Kyoto, Ltd. (The)............................    29,600   1,258,292
    Brother Industries, Ltd..............................    61,900   1,044,622
    Canon Marketing Japan, Inc...........................    54,100   1,047,871
    Chiba Bank, Ltd. (The)...............................   395,000   2,404,409
    Chugoku Bank, Ltd. (The).............................    91,100     836,413
    Citizen Watch Co., Ltd...............................   388,400   2,073,232
    Coca-Cola Bottlers Japan Holdings, Inc...............   138,475   4,277,245
    Concordia Financial Group, Ltd.......................   716,000   2,953,254
    Cosmo Energy Holdings Co., Ltd.......................    29,700     672,395
    Credit Saison Co., Ltd...............................   110,000   1,449,478
    Dai Nippon Printing Co., Ltd.........................   142,700   3,302,792
    Daicel Corp..........................................   307,500   3,225,160
    Daido Steel Co., Ltd.................................    33,100   1,383,649
    Dai-ichi Life Holdings, Inc..........................   541,800   8,797,202
    Daio Paper Corp......................................    53,300     684,888
    Daiwa Securities Group, Inc.......................... 1,416,000   7,061,954
    Denka Co., Ltd.......................................    84,000   2,702,132
    Denso Corp...........................................   160,833   7,397,781
    Dentsu, Inc..........................................    10,700     507,544
    DIC Corp.............................................    97,700   3,132,151
    Dowa Holdings Co., Ltd...............................    58,600   1,877,431
    Ebara Corp...........................................    88,400   2,439,978
    FUJIFILM Holdings Corp...............................   166,300   7,145,269
    Fukuoka Financial Group, Inc.........................   108,200   2,390,400
    Fukuyama Transporting Co., Ltd.......................    24,700     993,372
    Furukawa Electric Co., Ltd...........................    85,300   2,558,520
    Fuyo General Lease Co., Ltd..........................     2,000      99,907
    Glory, Ltd...........................................    42,500   1,055,854
    GS Yuasa Corp........................................    59,000   1,231,518
    Gunma Bank, Ltd. (The)...............................   208,000     916,787
    H2O Retailing Corp...................................   105,000   1,477,739
    Hachijuni Bank, Ltd. (The)...........................   217,000     960,865
    Hankyu Hanshin Holdings, Inc.........................   194,300   6,935,477
    Haseko Corp..........................................    47,400     525,730
    Heiwa Corp...........................................    47,300     999,378
    Hiroshima Bank, Ltd. (The)...........................   144,000     833,505
    Hitachi Capital Corp.................................    56,700   1,292,220
    Hitachi Chemical Co., Ltd............................   113,800   1,877,092
    Hitachi Metals, Ltd..................................   288,700   3,247,877
    Hitachi Transport System, Ltd........................    24,385     680,981
    Hitachi, Ltd.........................................   793,300  24,956,009
    Hokuhoku Financial Group, Inc........................    21,600     247,613
    Honda Motor Co., Ltd................................. 1,399,700  42,021,728
    House Foods Group, Inc...............................    13,200     459,557
    Ibiden Co., Ltd......................................   144,200   2,102,106
    Idemitsu Kosan Co., Ltd..............................   182,400   6,436,426
    Iida Group Holdings Co., Ltd.........................   183,300   3,335,845
    Isetan Mitsukoshi Holdings, Ltd......................   141,500   1,456,234
    ITOCHU Corp..........................................   519,600   9,531,645
    Itoham Yonekyu Holdings, Inc.........................    77,200     491,147
    Iyo Bank, Ltd. (The).................................   127,118     702,441
    J Front Retailing Co., Ltd...........................   310,300   3,556,740

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Japan Post Holdings Co., Ltd.........................   358,300 $ 4,404,586
    JFE Holdings, Inc....................................   440,592   7,766,495
    JGC Corp.............................................    21,500     329,866
    JSR Corp.............................................   234,500   3,791,494
    JTEKT Corp...........................................   284,300   3,692,536
    JXTG Holdings, Inc................................... 2,647,886  14,463,095
    Kajima Corp..........................................    13,800     196,300
    Kamigumi Co., Ltd....................................    93,000   2,058,844
    Kandenko Co., Ltd....................................   115,700   1,086,876
    Kaneka Corp..........................................    68,600   2,681,904
    Kawasaki Heavy Industries, Ltd.......................   189,400   4,771,675
    Kobe Steel, Ltd......................................   394,200   3,166,694
    Kokuyo Co., Ltd......................................    71,500   1,044,127
    Konica Minolta, Inc..................................   624,500   6,288,094
    K's Holdings Corp....................................   161,500   1,609,116
    Kuraray Co., Ltd.....................................   491,400   7,557,059
    Kurita Water Industries, Ltd.........................    11,100     282,198
    Kyushu Financial Group, Inc..........................   149,510     609,063
    Lintec Corp..........................................     9,900     219,229
    LIXIL Group Corp.....................................   357,040   5,258,059
    Mabuchi Motor Co., Ltd...............................    26,500     929,490
    Maeda Corp...........................................   151,900   1,500,630
    Maeda Road Construction Co., Ltd.....................    54,200   1,055,276
    Marubeni Corp........................................   924,500   7,206,104
    Mazda Motor Corp.....................................   796,500   8,815,053
    Mebuki Financial Group, Inc..........................   382,218   1,071,664
    Medipal Holdings Corp................................   155,100   3,579,882
    Mitsubishi Chemical Holdings Corp.................... 1,040,900   8,945,007
    Mitsubishi Corp......................................   761,900  22,329,930
    Mitsubishi Gas Chemical Co., Inc.....................   211,200   3,340,474
    Mitsubishi Heavy Industries, Ltd.....................   284,000  10,981,040
    Mitsubishi Logistics Corp............................    23,400     599,489
    Mitsubishi Materials Corp............................   153,400   4,391,166
    Mitsubishi Motors Corp...............................    52,800     328,056
    Mitsubishi Tanabe Pharma Corp........................   100,200   1,569,791
    Mitsubishi UFJ Financial Group, Inc., Sponsored
      ADR................................................ 1,689,980   9,092,092
    Mitsubishi UFJ Financial Group, Inc.................. 3,959,034  21,235,932
    Mitsubishi UFJ Lease & Finance Co., Ltd..............   532,800   2,727,348
    Mitsui Chemicals, Inc................................   248,000   6,226,037
    Mitsui Fudosan Co., Ltd..............................   196,100   4,764,220
    Mitsui OSK Lines, Ltd................................   145,900   3,645,451
    Mixi, Inc............................................     3,000      76,050
    Mizuho Financial Group, Inc.......................... 7,205,800  11,827,292
    MS&AD Insurance Group Holdings, Inc..................   205,863   6,094,275
    Nagase & Co., Ltd....................................    85,000   1,244,117
    NEC Corp.............................................   338,000  11,358,478
    NGK Spark Plug Co., Ltd..............................    13,400     288,715
    NH Foods, Ltd........................................   124,000   4,906,860
    NHK Spring Co., Ltd..................................   255,800   2,373,166
    Nikkon Holdings Co., Ltd.............................    21,700     546,498
    Nikon Corp...........................................    34,400     588,186
    Nippo Corp...........................................    66,000   1,259,873
    Nippon Electric Glass Co., Ltd.......................    73,700   2,052,444
    Nippon Express Co., Ltd..............................    87,500   5,537,096
    Nippon Kayaku Co., Ltd...............................    90,100   1,134,504
    Nippon Paper Industries Co., Ltd.....................   120,800   2,368,667
    Nippon Shokubai Co., Ltd.............................    33,800   2,240,422
    Nippon Steel & Sumitomo Metal Corp...................   611,400  11,322,097
    Nippon Yusen K.K.....................................   215,500   3,607,913

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
JAPAN -- (Continued)
    Nipro Corp...........................................    64,800 $   869,620
    Nishi-Nippon Financial Holdings, Inc.................    39,600     357,165
    Nissan Motor Co., Ltd................................ 1,904,600  16,265,275
    Nisshinbo Holdings, Inc..............................   160,700   1,401,962
    NOK Corp.............................................   120,100   1,939,718
    Nomura Holdings, Inc................................. 1,191,600   4,652,986
    Nomura Real Estate Holdings, Inc.....................   142,200   2,761,748
    NSK, Ltd.............................................   477,600   4,658,404
    NTN Corp.............................................   517,100   1,699,254
    Obayashi Corp........................................   707,200   6,729,202
    Oji Holdings Corp.................................... 1,147,000   6,641,805
    Rengo Co., Ltd.......................................   223,900   1,959,967
    Resona Holdings, Inc................................. 1,091,400   5,514,389
    Ricoh Co., Ltd.......................................   616,300   6,565,368
    Rohm Co., Ltd........................................    84,900   5,992,206
    Sankyo Co., Ltd......................................     9,900     383,685
    Sawai Pharmaceutical Co., Ltd........................     4,600     237,047
    Seino Holdings Co., Ltd..............................   122,500   1,693,538
    Sekisui House, Ltd...................................   864,400  12,918,797
    Shimamura Co., Ltd...................................    18,400   1,593,362
    Shimizu Corp.........................................   229,200   1,950,537
    Shinsei Bank, Ltd....................................    93,900   1,271,327
    Shizuoka Bank, Ltd. (The)............................   303,000   2,535,292
    Sojitz Corp.......................................... 1,035,300   3,980,456
    Sompo Holdings, Inc..................................   159,660   6,019,850
    Sumitomo Bakelite Co., Ltd...........................     3,100     115,586
    Sumitomo Chemical Co., Ltd........................... 2,387,000  12,451,987
    Sumitomo Corp........................................   428,700   6,637,787
    Sumitomo Dainippon Pharma Co., Ltd...................    27,800     654,522
    Sumitomo Electric Industries, Ltd.................... 1,007,200  14,350,932
    Sumitomo Forestry Co., Ltd...........................   169,700   2,213,405
    Sumitomo Heavy Industries, Ltd.......................   156,100   5,295,400
    Sumitomo Metal Mining Co., Ltd.......................   305,800   8,844,619
    Sumitomo Mitsui Financial Group, Inc.................   833,227  30,997,684
    Sumitomo Mitsui Trust Holdings, Inc..................   145,200   5,500,083
    Sumitomo Osaka Cement Co., Ltd.......................    21,800     967,246
    Sumitomo Rubber Industries, Ltd......................   232,900   3,237,353
    Suzuken Co., Ltd.....................................    37,400   1,963,708
    T&D Holdings, Inc....................................   312,500   3,879,400
    Taiheiyo Cement Corp.................................   149,700   5,139,759
    Taiyo Yuden Co., Ltd.................................    78,100   1,376,265
    Takashimaya Co., Ltd.................................   127,500   1,732,706
*   Takeda Pharmaceutical Co, Ltd., Sponsored ADR........    94,518   1,887,532
    Takeda Pharmaceutical Co., Ltd.......................   135,694   5,478,406
    TDK Corp.............................................    47,900   3,790,613
    Teijin, Ltd..........................................   243,400   4,206,652
    THK Co., Ltd.........................................    56,300   1,345,051
    Toda Corp............................................   178,100   1,138,919
    Toho Holdings Co., Ltd...............................    40,700     996,957
    Tokai Rika Co., Ltd..................................    52,400     932,317
    Tokio Marine Holdings, Inc...........................   171,100   8,378,030
    Tokyo Tatemono Co., Ltd..............................   240,500   2,924,430
    Tokyu Fudosan Holdings Corp..........................   806,400   4,393,301
    Toray Industries, Inc................................    21,900     162,303
    Tosoh Corp...........................................   352,900   5,012,077
    Toyo Seikan Group Holdings, Ltd......................   171,100   3,851,354
    Toyoda Gosei Co., Ltd................................    81,000   1,772,190
    Toyota Motor Corp.................................... 1,474,988  90,785,641
    Toyota Tsusho Corp...................................   253,000   8,046,850

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
JAPAN -- (Continued)
    TS Tech Co., Ltd.....................................    42,700 $  1,284,708
    Ube Industries, Ltd..................................   131,600    2,975,848
    Universal Entertainment Corp.........................     7,200      216,673
    Wacoal Holdings Corp.................................    19,400      526,072
    Yamada Denki Co., Ltd................................   628,000    3,092,578
    Yamaguchi Financial Group, Inc.......................   107,000    1,087,690
    Yokohama Rubber Co., Ltd. (The)......................   153,300    3,251,626
    Zeon Corp............................................   175,900    1,808,497
TOTAL JAPAN..............................................            844,426,222
NETHERLANDS -- (3.7%)
    ABN AMRO Group NV....................................   347,443    8,663,823
    Aegon NV.............................................   992,690    5,114,079
    Aegon NV.............................................    25,347      131,044
    Akzo Nobel NV........................................    54,664    4,704,785
    ArcelorMittal........................................   393,472    9,088,112
    ArcelorMittal........................................   209,997    4,934,942
    ASR Nederland NV.....................................    57,920    2,442,957
*   Coca-Cola European Partners P.L.C....................     9,297      436,281
    ING Groep NV, Sponsored ADR..........................    96,251    1,142,499
    ING Groep NV......................................... 1,741,138   20,660,010
    Koninklijke Ahold Delhaize NV........................ 1,350,935   35,591,864
    Koninklijke DSM NV...................................   201,748   18,866,691
    Koninklijke Philips NV...............................   241,164    9,507,908
    Koninklijke Philips NV...............................    43,701    1,723,131
    Koninklijke Vopak NV.................................    45,233    2,298,701
    NN Group NV..........................................   197,399    8,335,636
    Randstad NV..........................................    33,679    1,623,477
TOTAL NETHERLANDS........................................            135,265,940
NEW ZEALAND -- (0.2%)
    Air New Zealand, Ltd.................................   749,639    1,457,811
    Auckland International Airport, Ltd..................   625,272    3,182,377
    EBOS Group, Ltd......................................    51,850      777,371
*   Fletcher Building, Ltd...............................   459,562    1,588,674
    Fonterra Co-operative Group, Ltd.....................    84,810      278,002
    SKYCITY Entertainment Group, Ltd.....................    84,477      224,515
TOTAL NEW ZEALAND........................................              7,508,750
NORWAY -- (0.9%)
    Aker ASA, Class A....................................     6,570      462,465
    Austevoll Seafood ASA................................    84,011    1,072,858
    DNB ASA..............................................   582,366   10,336,543
    Equinor ASA..........................................   131,020    2,995,928
    Equinor ASA, Sponsored ADR...........................    55,613    1,266,864
    Norsk Hydro ASA...................................... 1,359,347    6,301,967
    SpareBank 1 SR-Bank ASA..............................   124,994    1,353,217
    Storebrand ASA.......................................   285,931    2,191,333
    Subsea 7 SA..........................................   221,208    2,510,116
    Yara International ASA...............................    71,837    2,970,541
TOTAL NORWAY.............................................             31,461,832
PORTUGAL -- (0.0%)
    EDP Renovaveis SA....................................   189,207    1,704,489
    SINGAPORE -- (1.1%)..................................
    CapitaLand, Ltd...................................... 2,368,000    5,870,786

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
SINGAPORE -- (Continued)
    City Developments, Ltd...............................    495,800 $ 3,393,453
    Frasers Property, Ltd................................    282,800     380,746
    Golden Agri-Resources, Ltd...........................  3,922,700     740,260
    Hongkong Land Holdings, Ltd..........................    349,600   2,514,986
    Hutchison Port Holdings Trust........................    211,500      53,050
    Keppel Corp., Ltd....................................  2,051,100   9,326,772
    Olam International, Ltd..............................    343,800     472,962
    Sembcorp Industries, Ltd.............................  1,971,600   3,803,647
    Singapore Airlines, Ltd..............................    959,700   6,894,474
    United Industrial Corp., Ltd.........................    339,701     754,241
    UOL Group, Ltd.......................................    272,807   1,350,052
    Wilmar International, Ltd............................  1,694,400   4,196,615
                                                                     -----------
TOTAL SINGAPORE..........................................             39,752,044
                                                                     -----------
SOUTH AFRICA -- (0.0%)
    Nedbank Group, Ltd...................................     25,042     541,978
    Old Mutual, Ltd......................................    148,544     257,686
                                                                     -----------
TOTAL SOUTH AFRICA.......................................                799,664
                                                                     -----------
SPAIN -- (2.7%)
    Banco Bilbao Vizcaya Argentaria SA...................  1,518,492   9,012,475
    Banco de Sabadell SA.................................  6,439,250   7,383,268
    Banco Santander SA................................... 12,129,927  57,527,783
    Banco Santander SA, Sponsored ADR....................      2,080       9,859
    Bankia SA............................................    653,281   1,904,298
    Iberdrola S.A........................................      1,193       9,861
    Iberdrola SA.........................................         27         218
    Repsol SA............................................  1,264,533  22,196,410
                                                                     -----------
TOTAL SPAIN..............................................             98,044,172
                                                                     -----------
SWEDEN -- (2.6%)
#   BillerudKorsnas AB...................................    181,626   2,293,637
    Boliden AB...........................................    333,548   8,348,120
    Dometic Group AB.....................................     40,918     291,947
    Getinge AB, Class B..................................     98,420   1,111,287
    Holmen AB, Class B...................................    132,392   2,837,197
    Husqvarna AB, Class B................................     66,906     511,375
    ICA Gruppen AB.......................................    106,391   3,741,952
#   Intrum AB............................................     68,246   1,950,277
    Millicom International Cellular SA...................     74,648   4,675,258
    Nordea Bank Abp......................................  1,652,300  15,038,050
    Skandinaviska Enskilda Banken AB, Class A............  1,116,229  11,716,654
    SKF AB, Class B......................................    216,349   3,644,228
    SSAB AB, Class A.....................................    153,185     607,240
    SSAB AB, Class B.....................................    338,757   1,134,231
    Svenska Cellulosa AB SCA, Class A....................      4,705      42,673
    Svenska Cellulosa AB SCA, Class B....................    433,333   3,811,585
    Svenska Handelsbanken AB, Class A....................    574,288   6,245,296
    Svenska Handelsbanken AB, Class B....................     16,634     192,424
    Swedbank AB, Class A.................................    420,300   9,547,720
    Tele2 AB, Class B....................................     16,872     211,226
    Telefonaktiebolaget LM Ericsson, Class B.............    429,153   3,825,242
    Telia Co. AB.........................................  2,250,392   9,807,096
    Trelleborg AB, Class B...............................    266,674   4,491,949
                                                                     -----------
TOTAL SWEDEN.............................................             96,076,664
                                                                     -----------

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
SWITZERLAND -- (8.3%)
    Adecco Group AG......................................    160,256 $  8,030,590
    Baloise Holding AG...................................     51,160    7,923,553
    Banque Cantonale Vaudoise............................      1,276    1,011,942
    Cie Financiere Richemont SA..........................    400,427   27,600,590
    Clariant AG..........................................    468,021    9,296,326
    Credit Suisse Group AG...............................    575,806    6,999,120
    Credit Suisse Group AG, Sponsored ADR................     68,468      829,150
    Dufry AG.............................................     45,906    4,591,324
    Flughafen Zurich AG..................................     23,031    4,068,161
    Helvetia Holding AG..................................      1,462      865,558
    Julius Baer Group, Ltd...............................    163,399    6,567,370
    LafargeHolcim, Ltd...................................    228,724   10,756,379
    LafargeHolcim, Ltd...................................    116,138    5,429,927
    Lonza Group AG.......................................      3,250      858,644
    Novartis AG, Sponsored ADR...........................    294,324   25,759,236
    Novartis AG..........................................    660,996   57,705,455
    Swatch Group AG (The)................................     37,708   10,801,905
    Swatch Group AG (The)................................     65,209    3,628,370
    Swiss Life Holding AG................................     30,439   12,557,643
    Swiss Re AG..........................................    192,794   18,489,837
    Swisscom AG..........................................     14,146    6,780,210
    UBS Group AG.........................................  1,836,835   23,812,173
*   UBS Group AG.........................................    333,177    4,317,974
    Vifor Pharma AG......................................     16,099    2,048,986
    Zurich Insurance Group AG............................    133,732   41,972,150
TOTAL SWITZERLAND........................................             302,702,573
UNITED KINGDOM -- (15.4%)
    Anglo American P.L.C.................................  1,360,585   34,770,803
    Antofagasta P.L.C....................................    243,456    2,783,171
    Aviva P.L.C..........................................  4,826,172   26,247,664
    Barclays P.L.C., Sponsored ADR.......................  1,774,948   14,838,565
    Barclays P.L.C.......................................  1,986,508    4,140,584
    Barratt Developments P.L.C...........................  1,410,355    9,975,616
    BP P.L.C., Sponsored ADR.............................  1,683,667   69,232,398
    British American Tobacco P.L.C., Sponsored ADR.......     83,979    2,962,779
    British American Tobacco P.L.C.......................    466,095   16,429,866
    Glencore P.L.C.......................................  9,372,867   38,113,086
    GVC Holdings P.L.C...................................     44,435      391,552
    HSBC Holdings P.L.C..................................  1,059,827    8,924,006
    HSBC Holdings P.L.C., Sponsored ADR..................  1,195,522   50,367,342
    Investec P.L.C.......................................    468,871    3,013,822
    J Sainsbury P.L.C....................................  2,540,246    9,511,826
    John Wood Group P.L.C................................    310,806    2,205,909
    Kingfisher P.L.C.....................................  2,586,628    7,556,449
    Lloyds Banking Group P.L.C........................... 58,711,388   44,759,475
    Lloyds Banking Group P.L.C., ADR.....................    386,353    1,170,650
    Melrose Industries P.L.C.............................  1,596,311    3,538,268
    Micro Focus International P.L.C......................     43,408      827,577
    Micro Focus International P.L.C., Sponsored ADR......    129,597    2,475,303
    Pearson P.L.C........................................    378,835    4,503,931
    Pearson P.L.C., Sponsored ADR........................     81,064      963,040
    Phoenix Group Holdings P.L.C.........................     57,651      480,666
    Royal Bank of Scotland Group P.L.C...................    756,885    2,400,999
    Royal Bank of Scotland Group P.L.C., Sponsored ADR...    770,458    4,954,045
    Royal Dutch Shell P.L.C., Class A....................    159,771    4,952,968
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A.....    982,887   60,673,598
    Royal Dutch Shell P.L.C., Sponsored ADR, Class B.....    847,141   53,200,455
    Royal Mail P.L.C.....................................     73,366      258,499

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                              SHARES       VALUE>>
                                                            ---------- --------------
UNITED KINGDOM -- (Continued)
      Standard Chartered P.L.C.............................  1,353,034 $   10,912,370
      Standard Life Aberdeen P.L.C.........................    423,531      1,400,188
      Tesco P.L.C..........................................    146,824        429,819
      Vodafone Group P.L.C................................. 20,021,312     36,514,524
      Vodafone Group P.L.C., Sponsored ADR.................    490,086      8,939,162
      Wm Morrison Supermarkets P.L.C.......................  3,148,716      9,682,801
      WPP P.L.C., Sponsored ADR............................     13,380        766,674
      WPP P.L.C............................................    636,794      7,287,156
                                                                       --------------
TOTAL UNITED KINGDOM.......................................               562,557,606
                                                                       --------------
UNITED STATES -- (0.3%)
*     Linde P.L.C..........................................     62,691     10,167,773
                                                                       --------------
TOTAL COMMON STOCKS........................................             3,614,004,805
                                                                       --------------
PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
      Bayerische Motoren Werke AG..........................     55,330      4,089,590
      Porsche Automobil Holding SE.........................     92,394      6,008,102
      Volkswagen AG........................................    195,267     33,306,032
                                                                       --------------
TOTAL GERMANY..............................................                43,403,724
                                                                       --------------
TOTAL INVESTMENT SECURITIES................................             3,657,408,529
                                                                       --------------

                                                                           VALUE+
SECURITIES LENDING COLLATERAL -- (0.1%)
@(S)  DFA Short Term Investment Fund.......................    363,039      4,200,720
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,507,369,808)^^..................................            $3,661,609,249
                                                                       ==============

As of January 31, 2019, Tax-Managed DFA International Value Portfolio had entered into the following outstanding futures contracts:

                                                                              UNREALIZED
                               NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                    --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index........   190      03/15/19  $23,779,587 $25,692,750   $1,913,163
                                                    ----------- -----------   ----------
TOTAL FUTURES CONTRACTS                             $23,779,587 $25,692,750   $1,913,163
                                                    =========== ===========   ==========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                               ------------ ------------ ------- ------------
Common Stocks
   Australia..................           -- $206,972,732   --    $206,972,732
   Austria....................           --    4,303,800   --       4,303,800
   Belgium....................           --   39,429,087   --      39,429,087
   Canada..................... $306,958,907           --   --     306,958,907
   Denmark....................           --   62,602,950   --      62,602,950
   Finland....................           --   38,724,562   --      38,724,562
   France.....................           --  349,499,280   --     349,499,280

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                 LEVEL 1         LEVEL 2     LEVEL 3     TOTAL
                               ------------   -------------- ------- --------------
   Germany.................... $  8,492,693   $  233,014,118   --    $  241,506,811
   Hong Kong..................           --      127,221,244   --       127,221,244
   Ireland....................    3,519,778        8,203,593   --        11,723,371
   Israel.....................           --       18,676,954   --        18,676,954
   Italy......................    5,270,131       70,647,247   --        75,917,378
   Japan......................   10,979,624      833,446,598   --       844,426,222
   Netherlands................    7,931,616      127,334,324   --       135,265,940
   New Zealand................           --        7,508,750   --         7,508,750
   Norway.....................    1,266,864       30,194,968   --        31,461,832
   Portugal...................           --        1,704,489   --         1,704,489
   Singapore..................           --       39,752,044   --        39,752,044
   South Africa...............           --          799,664   --           799,664
   Spain......................        9,859       98,034,313   --        98,044,172
   Sweden.....................           --       96,076,664   --        96,076,664
   Switzerland................   30,906,360      271,796,213   --       302,702,573
   United Kingdom.............  270,544,011      292,013,595   --       562,557,606
   United States..............   10,167,773               --   --        10,167,773
Preferred Stocks
   Germany....................           --       43,403,724   --        43,403,724
Securities Lending
  Collateral..................           --        4,200,720   --         4,200,720
Futures Contracts**...........    1,913,163               --   --         1,913,163
                               ------------   --------------   --    --------------
TOTAL......................... $657,960,779   $3,005,561,633   --    $3,663,522,412
                               ============   ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                           SHARES     VALUE>>
                                                          --------- -----------
COMMON STOCKS -- (98.6%)
AUSTRALIA -- (4.5%)
    A2B Australia, Ltd...................................   155,604 $   232,255
    Accent Group, Ltd....................................    82,285      78,228
    Adairs, Ltd..........................................    32,505      43,594
    Adelaide Brighton, Ltd...............................   189,809     619,677
    AGL Energy, Ltd......................................    39,633     619,255
    Ainsworth Game Technology, Ltd.......................    27,880      15,841
    Alliance Aviation Services, Ltd......................     7,329      12,271
    ALS, Ltd.............................................    71,705     379,702
    Altium, Ltd..........................................    35,665     651,721
    Alumina, Ltd.........................................    34,413      61,203
    AMA Group, Ltd.......................................    62,829      44,373
*   Amaysim Australia, Ltd...............................    36,375      24,538
    Amcor, Ltd...........................................   147,315   1,462,648
    AMP, Ltd.............................................   795,897   1,312,264
    Ansell, Ltd..........................................    33,195     566,779
    AP Eagers, Ltd.......................................    17,839      83,269
    APA Group............................................    96,929     647,952
    Apollo Tourism & Leisure, Ltd........................    45,025      37,044
    Appen, Ltd...........................................    27,457     321,350
    ARB Corp., Ltd.......................................    22,424     255,656
    Aristocrat Leisure, Ltd..............................    82,577   1,485,197
    ARQ Group, Ltd.......................................    15,983      20,777
    Asaleo Care, Ltd.....................................   268,124     176,015
    ASX, Ltd.............................................     4,967     230,625
    Atlas Arteria, Ltd...................................   165,976     804,214
    AUB Group, Ltd.......................................     9,029      77,935
    Aurizon Holdings, Ltd................................   463,900   1,486,531
    Ausdrill, Ltd........................................   260,393     239,347
    AusNet Services......................................   325,950     391,676
    Austal, Ltd..........................................   107,710     157,040
    Australia & New Zealand Banking Group, Ltd...........   235,269   4,282,804
    * Australian Agricultural Co., Ltd...................   172,205     134,113
    Australian Pharmaceutical Industries, Ltd............   177,664     162,978
    Auswide Bank, Ltd....................................     1,410       5,695
    Automotive Holdings Group, Ltd.......................    96,072     108,917
    AVJennings, Ltd......................................     8,932       3,658
    Baby Bunting Group, Ltd..............................     9,308      14,308
    Bank of Queensland, Ltd..............................   110,220     816,593
    Bapcor, Ltd..........................................    69,285     311,714
    Beach Energy, Ltd.................................... 1,032,334   1,358,005
    * Beadell Resources, Ltd.............................   320,143      13,537
    Bega Cheese, Ltd.....................................    56,238     208,137
    Bell Financial Group, Ltd............................    38,273      23,542
    * Bellamy's Australia, Ltd...........................    25,370     160,973
    Bendigo & Adelaide Bank, Ltd.........................   146,079   1,147,888
    BHP Group, Ltd.......................................   414,517  10,583,822
    BHP Group, Ltd., Sponsored ADR.......................    44,166   2,260,858
    Bingo Industries, Ltd................................    13,432      20,462
    Blackmores, Ltd......................................     4,915     461,197
    BlueScope Steel, Ltd.................................   300,018   2,741,076
    Boral, Ltd...........................................   263,913     954,758
    Brambles, Ltd........................................   100,191     777,376
    Breville Group, Ltd..................................    33,086     264,673
    Brickworks, Ltd......................................    33,610     403,462
    * Buru Energy, Ltd...................................   110,733      18,934

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
AUSTRALIA -- (Continued)
    BWX, Ltd.............................................  20,231 $   22,710
    Caltex Australia, Ltd................................  53,431  1,044,353
    Capitol Health, Ltd.................................. 106,977     21,448
*   Cardno, Ltd..........................................  99,590     67,802
    carsales.com, Ltd....................................  81,535    749,819
*   Cash Converters International, Ltd...................  96,321     17,174
    Cedar Woods Properties, Ltd..........................  10,567     37,706
    Challenger, Ltd...................................... 107,112    565,327
    CIMIC Group, Ltd.....................................   6,127    199,742
    City Chic Collective, Ltd............................   8,770      6,375
    Class, Ltd...........................................  24,575     23,656
    Clean Seas Seafood, Ltd..............................  22,579     17,238
    Cleanaway Waste Management, Ltd...................... 698,428    919,326
    Clinuvel Pharmaceuticals, Ltd........................   2,372     37,368
    Coca-Cola Amatil, Ltd................................  83,006    506,956
    Cochlear, Ltd........................................  10,902  1,540,728
    Codan, Ltd...........................................  50,901    117,459
*   Coles Group, Ltd.....................................  66,237    602,327
    Collins Foods, Ltd...................................  68,040    311,513
    Commonwealth Bank of Australia....................... 143,493  7,311,422
    Computershare, Ltd...................................  58,836    762,198
*   Cooper Energy, Ltd................................... 527,596    182,697
    Corporate Travel Management, Ltd.....................  23,584    403,910
    Costa Group Holdings, Ltd............................ 137,043    553,796
    Credit Corp. Group, Ltd..............................  19,040    305,064
    Crown Resorts, Ltd...................................  52,469    457,215
*   CSG, Ltd.............................................  89,104     10,376
    CSL, Ltd.............................................  29,062  4,132,444
    CSR, Ltd............................................. 299,296    637,070
    Data#3, Ltd..........................................  31,676     36,908
*   Decmil Group, Ltd....................................  48,772     25,328
    Dicker Data, Ltd.....................................  13,335     29,430
    Domain Holdings Australia, Ltd....................... 110,298    193,615
    Domino's Pizza Enterprises, Ltd......................  21,701    719,725
*   Donaco International, Ltd............................  23,050      1,089
*   Doray Minerals, Ltd..................................  35,975      9,695
    Downer EDI, Ltd...................................... 136,294    708,910
    DuluxGroup, Ltd...................................... 147,386    734,967
    DWS, Ltd.............................................  30,792     27,107
    Eclipx Group, Ltd....................................  99,955    162,569
    Elders, Ltd..........................................  62,442    285,220
*   Ellex Medical Lasers, Ltd............................  26,958     11,808
*   EML Payments, Ltd....................................  12,108     12,641
*   Energy World Corp., Ltd.............................. 511,901     42,799
    EQT Holdings, Ltd....................................   3,382     60,500
    ERM Power, Ltd.......................................  46,362     51,172
    Estia Health, Ltd....................................  94,552    161,433
    EVENT Hospitality and Entertainment, Ltd.............  51,003    502,140
    Evolution Mining, Ltd................................ 635,228  1,854,399
    Fleetwood Corp., Ltd.................................  18,528     24,744
    Flight Centre Travel Group, Ltd......................  20,167    632,833
    Fortescue Metals Group, Ltd.......................... 678,361  2,802,249
    Freedom Foods Group, Ltd.............................   4,573     16,898
    G8 Education, Ltd.................................... 174,453    402,615
    GBST Holdings, Ltd...................................   6,127      5,801
    Genworth Mortgage Insurance Australia, Ltd...........  58,780     95,050
    GrainCorp, Ltd., Class A.............................  98,244    678,570
    Greencross, Ltd......................................  51,517    206,280
    GUD Holdings, Ltd....................................  32,532    265,666

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
AUSTRALIA -- (Continued)
    GWA Group, Ltd.......................................   135,577 $  275,700
    Hansen Technologies, Ltd.............................    82,863    207,202
    Harvey Norman Holdings, Ltd..........................   308,343    757,218
    Healius, Ltd.........................................   938,758  1,992,315
    Healthscope, Ltd.....................................   723,408  1,242,762
    Helloworld Travel, Ltd...............................     9,009     37,722
*   Horizon Oil, Ltd.....................................   251,263     21,984
    HT&E, Ltd............................................   127,805    152,595
    Huon Aquaculture Group, Ltd..........................     6,619     22,805
    IDP Education, Ltd...................................    37,995    314,137
    Iluka Resources, Ltd.................................   181,258  1,152,367
*   Imdex, Ltd...........................................   111,527     96,717
    IMF Bentham, Ltd.....................................    75,412    167,663
    Incitec Pivot, Ltd...................................   388,117    936,753
    Independence Group NL................................   181,347    580,122
    Infomedia, Ltd.......................................    91,828     83,742
    Inghams Group, Ltd...................................    45,443    152,143
    Insurance Australia Group, Ltd.......................   147,032    759,663
    Integrated Research, Ltd.............................    39,117     69,620
    InvoCare, Ltd........................................    42,790    380,025
    IOOF Holdings, Ltd...................................   131,005    480,541
    IPH, Ltd.............................................    91,500    364,716
    IRESS, Ltd...........................................    46,307    396,267
    iSelect, Ltd.........................................   138,718     77,252
    iSentia Group, Ltd...................................    80,415     14,957
    IVE Group, Ltd.......................................    19,021     30,450
    James Hardie Industries P.L.C........................    33,952    378,163
    James Hardie Industries P.L.C., Sponsored ADR........     6,180     69,463
    Japara Healthcare, Ltd...............................    45,042     40,404
    JB Hi-Fi, Ltd........................................    78,479  1,278,763
    Jumbo Interactive, Ltd...............................     8,083     47,027
*   Kingsgate Consolidated, Ltd..........................    46,498      5,247
    Lifestyle Communities, Ltd...........................     2,536      9,588
    Link Administration Holdings, Ltd....................   118,455    617,208
*   Lynas Corp., Ltd.....................................   197,911    241,909
    MACA, Ltd............................................   146,139    104,267
*   Macmahon Holdings, Ltd...............................   196,207     33,624
    Macquarie Group, Ltd.................................    70,545  5,999,709
    Magellan Financial Group, Ltd........................    26,882    560,028
    MaxiTRANS Industries, Ltd............................    33,340     12,122
*   Mayne Pharma Group, Ltd..............................   579,607    340,387
    McMillan Shakespeare, Ltd............................    37,398    417,972
    McPherson's, Ltd.....................................    51,205     48,673
    Medibank Pvt, Ltd....................................   440,322    839,444
*   Medusa Mining, Ltd...................................    96,557     26,660
*   Mesoblast, Ltd.......................................   133,807    115,500
*   Metals X, Ltd........................................   240,563     62,273
    Metcash, Ltd.........................................   603,924  1,089,831
    Michael Hill International, Ltd......................    12,057      5,004
*   Millennium Minerals, Ltd.............................    74,492     12,486
    Mineral Resources, Ltd...............................   107,020  1,237,627
*   MMA Offshore, Ltd....................................   266,586     30,023
    MNF Group, Ltd.......................................     7,840     25,666
    Monadelphous Group, Ltd..............................    40,924    439,721
    Monash IVF Group, Ltd................................    92,432     61,108
    Money3 Corp., Ltd....................................    84,184    108,883
    Mortgage Choice, Ltd.................................    33,757     24,488
    Motorcycle Holdings, Ltd.............................     5,984      9,013
*   Myer Holdings, Ltd................................... 2,680,499    732,403

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
AUSTRALIA -- (Continued)
    MYOB Group, Ltd...................................... 162,116 $  400,128
    MyState, Ltd.........................................   7,947     26,818
    National Australia Bank, Ltd......................... 284,536  4,940,867
    Navigator Global Investments, Ltd....................  33,262     73,340
    Navitas, Ltd.........................................  82,798    338,633
*   NetComm Wireless, Ltd................................  20,389     11,137
    New Hope Corp., Ltd..................................  66,175    193,209
    Newcrest Mining, Ltd.................................  90,422  1,608,678
*   NEXTDC, Ltd..........................................  33,998    170,140
    nib holdings, Ltd.................................... 169,127    658,305
    Nick Scali, Ltd......................................  14,383     53,433
    Nine Entertainment Co. Holdings, Ltd................. 586,270    622,406
    Northern Star Resources, Ltd......................... 233,623  1,493,312
    NRW Holdings, Ltd.................................... 204,825    286,296
    Nufarm, Ltd..........................................  76,939    349,749
    OFX Group, Ltd.......................................  88,684    112,418
    Oil Search, Ltd...................................... 136,262    775,832
*   Onevue Holdings, Ltd.................................  37,857     16,165
    oOh!media, Ltd....................................... 103,651    270,524
    Orica, Ltd...........................................  14,034    175,195
*   Origin Energy, Ltd................................... 181,066    945,999
    Orora, Ltd........................................... 620,813  1,430,552
    OZ Minerals, Ltd..................................... 202,735  1,444,588
    Pacific Current Group, Ltd...........................   8,335     34,300
    Pact Group Holdings, Ltd.............................  92,135    254,289
*   Panoramic Resources, Ltd.............................  86,357     31,543
    Paragon Care, Ltd....................................  27,748     11,908
    Peet, Ltd............................................  33,433     25,952
    Pendal Group, Ltd.................................... 119,923    656,312
    Perpetual, Ltd.......................................  28,588    680,861
*   Perseus Mining, Ltd.................................. 425,935    128,876
    Pioneer Credit, Ltd..................................  11,600     26,190
    Platinum Asset Management, Ltd.......................  86,837    285,667
*   PMP, Ltd.............................................  73,062      9,822
*   Praemium, Ltd........................................  68,361     32,719
    Premier Investments, Ltd.............................  28,712    289,157
*   Prime Media Group, Ltd............................... 211,487     36,236
    Pro Medicus, Ltd.....................................  10,608     93,724
    PWR Holdings, Ltd....................................  10,356     25,696
    Qantas Airways, Ltd.................................. 334,671  1,326,819
    QBE Insurance Group, Ltd............................. 215,555  1,686,836
    Qube Holdings, Ltd................................... 359,338    704,058
*   Ramelius Resources, Ltd.............................. 285,385    118,199
    Ramsay Health Care, Ltd..............................  11,451    472,929
    RCR Tomlinson, Ltd...................................  97,825     61,865
    REA Group, Ltd.......................................   4,246    234,663
    Reckon, Ltd..........................................  23,466     11,795
    Reece, Ltd...........................................   3,313     23,957
    Regis Healthcare, Ltd................................  46,584    101,192
    Regis Resources, Ltd................................. 239,478    906,299
    Reject Shop, Ltd. (The)..............................  13,159     26,496
    Reliance Worldwide Corp., Ltd........................  51,918    181,698
    Resolute Mining, Ltd................................. 322,895    265,874
*   Retail Food Group, Ltd...............................  66,734     14,792
    Ridley Corp., Ltd.................................... 103,427    105,134
    Rio Tinto, Ltd.......................................  61,465  3,908,294
    Ruralco Holdings, Ltd................................   8,131     17,920
    Salmat, Ltd..........................................  11,000      4,561
    Sandfire Resources NL................................ 124,735    636,323

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
AUSTRALIA -- (Continued)
    Santos, Ltd..........................................   353,507 $1,667,917
*   Saracen Mineral Holdings, Ltd........................   354,155    869,341
    SeaLink Travel Group, Ltd............................    12,809     39,106
    Seek, Ltd............................................    56,971    706,299
    Select Harvests, Ltd.................................    29,205    127,971
*   Senex Energy, Ltd....................................   611,190    154,066
    Servcorp, Ltd........................................    15,854     33,840
    Service Stream, Ltd..................................   131,772    185,518
    Seven Group Holdings, Ltd............................    37,537    432,903
*   Seven West Media, Ltd................................   687,208    270,143
    SG Fleet Group, Ltd..................................    24,017     49,580
    Sigma Healthcare, Ltd................................ 1,667,728    655,293
    Silver Chef, Ltd.....................................    27,492     39,430
*   Silver Lake Resources, Ltd...........................   254,382    104,786
    Sims Metal Management, Ltd...........................    65,976    499,471
    SmartGroup Corp., Ltd................................    30,133    230,045
    Sonic Healthcare, Ltd................................    51,204    858,875
    South32, Ltd., ADR...................................    47,819    609,931
    South32, Ltd.........................................   154,730    395,917
    Southern Cross Media Group, Ltd......................   256,095    195,888
    Spark Infrastructure Group...........................   390,102    685,468
    SpeedCast International, Ltd.........................   148,941    315,629
    St Barbara, Ltd......................................   284,190  1,036,293
    Stanmore Coal, Ltd...................................    16,336     11,367
    Star Entertainment Grp, Ltd. (The)...................   223,020    721,629
    Steadfast Group, Ltd.................................   208,649    401,495
    Suncorp Group, Ltd...................................   119,498  1,130,177
    Sundance Energy Australia, Ltd.......................   300,591    105,362
    Sunland Group, Ltd...................................    21,844     24,120
    Super Retail Group, Ltd..............................    92,040    488,185
    Sydney Airport.......................................    73,615    351,386
    Tabcorp Holdings, Ltd................................   259,873    880,699
    Tassal Group, Ltd....................................    84,478    268,204
    Technology One, Ltd..................................    91,934    467,313
    Telstra Corp., Ltd...................................   284,970    646,094
    Telstra Corp., Ltd., ADR.............................       600      6,765
*   Terracom, Ltd........................................    36,980     16,057
    Thorn Group, Ltd.....................................    57,038     25,299
    TPG Telecom, Ltd.....................................   200,194  1,016,808
    Transurban Group.....................................    83,710    742,362
    Treasury Wine Estates, Ltd...........................    12,293    138,346
*   Troy Resources, Ltd..................................   169,473     12,985
    Villa World, Ltd.....................................    98,748    134,204
*   Village Roadshow, Ltd................................    44,163     98,139
*   Virgin Australia Holdings, Ltd....................... 1,109,508    145,063
    Virtus Health, Ltd...................................    43,258    132,307
    Vita Group, Ltd......................................    85,452     72,235
*   Vocus Group, Ltd.....................................   265,129    651,805
    Webjet, Ltd..........................................    34,256    299,029
    Wesfarmers, Ltd......................................    66,238  1,553,839
    Western Areas, Ltd...................................    93,639    160,797
*   Westgold Resources, Ltd..............................    88,402     65,572
    Westpac Banking Corp.................................   315,088  5,631,259
    Whitehaven Coal, Ltd.................................   460,295  1,665,600
    WiseTech Global, Ltd.................................    19,984    298,095
    Woodside Petroleum, Ltd..............................    67,910  1,698,661
    Woolworths Group, Ltd................................    67,669  1,445,951
    WorleyParsons, Ltd...................................   146,889  1,487,953
    WPP AUNZ, Ltd........................................   143,627     57,541

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
AUSTRALIA -- (Continued)
*   Xero, Ltd............................................   2,010 $     64,038
                                                                  ------------
TOTAL AUSTRALIA..........................................          161,009,090
                                                                  ------------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG...............................   6,832      142,870
    ANDRITZ AG...........................................  28,651    1,414,444
    Atrium European Real Estate, Ltd.....................  44,004      169,826
    Austria Technologie & Systemtechnik AG...............  19,045      393,176
    CA Immobilien Anlagen AG.............................  19,794      708,642
    DO & CO AG...........................................   2,338      222,784
    Erste Group Bank AG..................................  50,403    1,759,337
    EVN AG...............................................  17,207      278,469
    FACC AG..............................................   6,488      120,014
    Flughafen Wien AG....................................   1,500       62,164
    Kapsch TrafficCom AG.................................   1,571       62,943
    Lenzing AG...........................................   3,488      341,242
    Mayr Melnhof Karton AG...............................   2,507      329,834
    Oesterreichische Post AG.............................  11,733      441,481
    OMV AG...............................................  46,691    2,321,605
    Palfinger AG.........................................   4,858      150,671
    POLYTEC Holding AG...................................   5,223       57,722
    Porr AG..............................................   2,474       56,620
    Raiffeisen Bank International AG.....................  64,569    1,708,028
    Rosenbauer International AG..........................     731       33,653
    S IMMO AG............................................  18,580      358,295
    Schoeller-Bleckmann Oilfield Equipment AG............   2,857      222,199
*   Semperit AG Holding..................................   2,415       38,740
    Strabag SE...........................................   6,439      225,461
    Telekom Austria AG...................................  58,773      449,347
    UBM Development AG...................................     258       11,161
    UNIQA Insurance Group AG.............................  65,181      595,096
    Verbund AG...........................................   4,184      213,833
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe.............................................  18,260      442,847
    Voestalpine AG.......................................  53,314    1,703,701
    Warimpex Finanz- und Beteiligungs AG.................  10,740       15,272
    Wienerberger AG......................................  18,923      424,822
*   Zumtobel Group AG....................................   8,937       80,731
                                                                  ------------
TOTAL AUSTRIA............................................           15,557,030
                                                                  ------------
BELGIUM -- (0.7%)
    Ackermans & van Haaren NV............................   6,650    1,064,209
    Ageas................................................  49,515    2,302,259
*   AGFA-Gevaert NV...................................... 136,729      537,804
    Anheuser-Busch InBev SA/NV...........................  56,575    4,322,514
    Anheuser-Busch InBev SA/NV, Sponsored ADR............   8,449      645,842
*   Argenx SE, ADR.......................................     297       31,515
    Atenor...............................................   1,050       67,319
    Banque Nationale de Belgique.........................      47      130,842
    Barco NV.............................................   3,143      384,474
    Bekaert SA...........................................  21,848      588,456
    bpost SA.............................................  33,766      309,547
*   Celyad SA............................................     572       12,671
    Cie d'Entreprises CFE................................   5,218      553,888
    Cie Immobiliere de Belgique SA.......................     329       20,799
    Colruyt SA...........................................  22,901    1,644,668
    Deceuninck NV........................................  27,471       67,962
    D'ieteren SA.........................................  11,968      453,455
    Econocom Group SA....................................  64,162      232,662

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
BELGIUM -- (Continued)
    Elia System Operator SA..............................   6,969 $   509,932
    Euronav NV...........................................  36,257     283,883
*   Euronav NV...........................................  30,150     234,567
    EVS Broadcast Equipment SA...........................   4,348     106,685
*   Exmar NV.............................................  13,346      96,066
    Fagron...............................................  12,332     224,852
*   Galapagos NV.........................................   1,322     136,027
    Jensen-Group NV......................................     589      23,611
    KBC Group NV.........................................  26,646   1,808,997
    Kinepolis Group NV...................................   7,850     465,709
    Lotus Bakeries.......................................      87     231,561
#*  MDxHealth............................................   5,908       8,193
    Melexis NV...........................................   7,558     532,917
#*  Nyrstar NV...........................................  39,159      25,375
    Ontex Group NV.......................................  33,190     706,775
    Orange Belgium SA....................................  17,588     336,619
    Picanol..............................................     532      44,587
    Proximus SADP........................................  30,745     825,372
    Recticel SA..........................................  22,621     184,031
    Resilux..............................................     571      85,035
    Roularta Media Group NV..............................   1,508      25,982
    Sioen Industries NV..................................   4,604     126,253
    Sipef NV.............................................   2,093     122,849
    Solvay SA............................................  10,763   1,171,765
    Telenet Group Holding NV.............................  13,965     646,446
    TER Beke SA..........................................     294      47,236
*   Tessenderlo Group SA.................................  16,074     569,241
    UCB SA...............................................  25,619   2,219,966
    Umicore SA...........................................  11,381     481,157
    Van de Velde NV......................................   2,567      75,091
*   Viohalco SA..........................................  20,959      65,168
                                                                  -----------
TOTAL BELGIUM............................................          25,792,834
                                                                  -----------
BRAZIL -- (1.8%)
    AES Tiete Energia SA.................................  71,004     226,980
    AES Tiete Energia SA.................................      21          14
    Aliansce Shopping Centers SA.........................  32,467     180,936
*   Alliar Medicos A Frente SA...........................   9,849      42,400
    Alupar Investimento SA...............................  37,548     221,979
    Ambev SA, ADR........................................ 122,897     591,135
    Ambev SA.............................................  24,800     119,150
    Anima Holding SA.....................................   8,900      49,236
    Arezzo Industria e Comercio SA.......................  17,650     266,201
    Atacadao Distribuicao Comercio e Industria, Ltd......  47,642     261,203
*   Azul SA, ADR.........................................   3,972     120,153
*   B2W Cia Digital......................................  14,321     196,620
    B3 SA - Brasil Bolsa Balcao..........................  30,838     266,316
    Banco Bradesco SA, ADR............................... 181,517   2,254,446
    Banco Bradesco SA....................................  89,620     989,999
    Banco do Brasil SA...................................  85,084   1,210,740
    Banco Santander Brasil SA............................  20,728     273,390
    BB Seguridade Participacoes SA.......................  60,200     512,763
    BR Malls Participacoes SA............................ 238,589     952,048
    BR Properties SA.....................................  32,617      78,725
    BrasilAgro - Co. Brasileira de Propriedades
      Agricolas..........................................  12,200      53,829
    Braskem SA, Sponsored ADR............................  23,556     671,346
*   BRF SA...............................................  63,558     410,375
*   BRF SA, ADR..........................................  12,343      80,229
    Camil Alimentos S.A..................................   9,369      19,296

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
BRAZIL -- (Continued)
    CCR SA............................................... 293,850 $1,199,482
*   Centrais Eletricas Brasileiras SA....................  37,516    385,248
    Cia de Locacao das Americas..........................  47,938    530,912
    Cia de Saneamento Basico do Estado de Sao Paulo......  33,000    393,164
    Cia de Saneamento Basico do Estado de Sao Paulo, ADR.  25,800    305,730
    Cia de Saneamento de Minas Gerais-COPASA.............  23,981    392,182
    Cia de Saneamento do Parana..........................  37,634    764,324
    Cia de Saneamento do Parana..........................   2,100     11,632
    Cia Energetica de Minas Gerais.......................  36,039    160,471
    Cia Hering...........................................  12,358    105,771
    Cia Paranaense de Energia............................   7,100     64,360
*   Cia Siderurgica Nacional SA, Sponsored ADR........... 222,689    621,302
*   Cia Siderurgica Nacional SA.......................... 226,966    635,270
    Cielo SA.............................................  91,444    299,478
    Construtora Tenda SA.................................  21,472    217,874
*   Cosan Logistica SA...................................  89,123    392,552
    Cosan SA.............................................  46,791    569,868
    CSU Cardsystem SA....................................  18,186     36,797
    CVC Brasil Operadora e Agencia de Viagens SA.........  44,590    783,124
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes...................................... 126,521    590,413
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes......................................     300        939
    Dimed SA Distribuidora da Medicamentos...............     200     19,741
    Direcional Engenharia SA.............................  40,604    102,482
    Duratex SA........................................... 187,285    628,714
    EcoRodovias Infraestrutura e Logistica SA............  79,920    249,758
    EDP - Energias do Brasil SA..........................  84,752    390,558
    Embraer SA, Sponsored ADR............................  49,002  1,042,763
    Energisa SA..........................................  68,145    779,425
*   Eneva SA.............................................  25,261    128,280
    Engie Brasil Energia SA..............................  24,375    279,943
    Equatorial Energia SA................................  63,732  1,540,883
    Estacio Participacoes SA............................. 133,208  1,136,595
*   Even Construtora e Incorporadora SA..................  86,000    158,724
    Ez Tec Empreendimentos e Participacoes SA............  30,059    228,343
    Fleury SA............................................  75,200    459,670
*   Gafisa SA............................................   9,943     38,451
    Gerdau SA, Sponsored ADR............................. 134,699    583,250
    Gerdau SA............................................  59,100    205,854
*   Gol Linhas Aereas Inteligentes SA, ADR...............   8,235    111,749
    Grendene SA..........................................  36,500     91,511
    Guararapes Confeccoes SA.............................   5,533    238,519
*   Helbor Empreendimentos SA............................  90,805     41,345
    Hypermarcas SA.......................................  24,998    218,355
    Iguatemi Empresa de Shopping Centers SA..............  10,000    122,189
    Industrias Romi SA...................................  23,600     64,712
    Instituto Hermes Pardini SA..........................  19,100    101,191
    International Meal Co. Alimentacao SA, Class A.......  83,300    151,870
    Iochpe-Maxion SA.....................................  79,610    487,971
    IRB Brasil Resseguros S/A............................  19,390    453,384
    Itau Unibanco Holding SA, ADR........................       1          7
    Itau Unibanco Holding SA.............................  48,703    438,960
    JBS SA............................................... 486,160  2,012,834
*   JHSF Participacoes SA................................  62,700     32,170
    JSL SA...............................................  36,800     90,705
*   Kepler Weber SA......................................  16,400     67,498
    Klabin SA............................................  45,878    233,824
    Kroton Educacional SA................................ 365,248  1,145,426
    Light SA.............................................  33,707    184,347
    Linx SA..............................................  15,300    125,532

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
BRAZIL -- (Continued)
    Localiza Rent a Car SA............................... 157,827 $1,442,924
*   LOG Commercial Properties e Participacoes SA.........   9,390     49,558
    Lojas Americanas SA..................................   4,094     17,585
    Lojas Renner SA...................................... 167,706  2,095,545
    M Dias Branco SA.....................................  10,464    136,634
    Magazine Luiza SA....................................   7,211    354,457
    Mahle-Metal Leve SA..................................  30,238    223,068
    Marcopolo SA.........................................  54,800     48,842
*   Marcopolo SA.........................................   6,132      6,860
*   Marfrig Global Foods SA..............................  79,668    132,931
*   Marisa Lojas SA......................................  34,360     58,941
*   Mills Estruturas e Servicos de Engenharia SA.........  75,957    115,793
    Movida Participacoes SA..............................  51,698    140,803
    MRV Engenharia e Participacoes SA.................... 130,137    535,633
    Multiplus SA.........................................  18,900    134,770
    Natura Cosmeticos SA.................................  65,747    855,045
    Odontoprev SA........................................ 114,263    512,408
    Ouro Fino Saude Animal Participacoes SA..............   5,300     48,088
*   Paranapanema SA...................................... 150,280     56,897
    Petroleo Brasileiro SA, Sponsored ADR................  72,469  1,024,712
    Petroleo Brasileiro SA, Sponsored ADR................  19,287    314,378
    Petroleo Brasileiro SA............................... 610,847  4,955,234
    Porto Seguro SA......................................  71,042  1,092,408
    Portobello SA........................................  58,513     92,604
*   Profarma Distribuidora de Produtos Farmaceuticos SA..   5,496      6,292
    Qualicorp Consultoria e Corretora de Seguros SA...... 160,703    698,637
    Raia Drogasil SA.....................................  35,950    611,639
    Restoque Comercio e Confeccoes de Roupas SA..........   4,719     45,653
*   Rumo SA.............................................. 128,682    693,775
    Santos Brasil Participacoes SA.......................  89,250    109,647
    Sao Martinho SA...................................... 130,829    690,059
    Ser Educacional SA...................................  22,907    136,969
    SLC Agricola SA......................................  36,000    437,337
    Smiles Fidelidade SA.................................  22,347    274,029
    Sonae Sierra Brasil SA...............................   8,937     72,936
*   Springs Global Participacoes SA......................  15,800     38,968
    Sul America SA....................................... 197,794  1,741,431
    Suzano Papel e Celulose SA........................... 124,726  1,572,363
*   Suzano Papel e Celulose SA, Sponsored ADR............   5,281    131,713
    T4F Entretenimento SA................................  13,900     29,958
*   Technos SA...........................................  30,800     22,808
*   Tecnisa SA...........................................  56,621     21,584
    Tegma Gestao Logistica SA............................  19,812    153,982
    Telefonica Brasil SA, ADR............................  12,260    164,284
    TIM Participacoes SA, ADR............................   6,220    105,367
    TIM Participacoes SA.................................  78,821    268,091
    TOTVS SA.............................................  14,182    129,335
    Transmissora Alianca de Energia Eletrica SA.......... 104,081    734,369
    Trisul SA............................................  25,200     29,116
    Tupy SA..............................................  40,600    202,927
    Ultrapar Participacoes SA, Sponsored ADR.............  75,342  1,188,897
    Unipar Carbocloro SA.................................   3,700     37,939
    Usinas Siderurgicas de Minas Gerais SA...............  23,560     74,673
    Vale SA.............................................. 552,353  6,898,077
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e........................................
    Identificacao S.A....................................  37,212    213,195
    Via Varejo SA........................................ 353,535    581,444
*   Vulcabras Azaleia SA.................................  41,656     93,426

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
BRAZIL -- (Continued)
    Wiz Solucoes e Corretagem de Seguros SA..............  21,700 $    47,909
                                                                  -----------
TOTAL BRAZIL.............................................          65,602,882
                                                                  -----------
CANADA -- (6.6%)
*   5N Plus, Inc.........................................  20,100      49,258
    Absolute Software Corp...............................  14,380      90,179
    Acadian Timber Corp..................................   3,453      46,199
*   Advantage Oil & Gas, Ltd............................. 506,961     790,951
    Aecon Group, Inc.....................................  26,073     362,536
    AG Growth International, Inc.........................   6,375     244,239
    AGF Management, Ltd., Class B........................ 128,728     531,978
    Agnico Eagle Mines, Ltd..............................   5,808     252,639
    AGT Food & Ingredients, Inc..........................   8,646     107,783
*   Aimia, Inc...........................................  48,830     135,272
*   Air Canada...........................................  45,730   1,032,619
    AirBoss of America Corp..............................  10,693      68,197
*   Alacer Gold Corp..................................... 187,402     432,153
    Alamos Gold, Inc., Class A........................... 192,365     856,454
    Alamos Gold, Inc., Class A...........................  42,742     190,629
    Alaris Royalty Corp..................................  18,248     261,231
    Alcanna, Inc.........................................   9,891      35,305
*   Alexco Resource Corp.................................  33,113      36,794
    Algoma Central Corp..................................   3,600      38,522
    Algonquin Power & Utilities Corp.....................  61,795     682,405
    Algonquin Power & Utilities Corp.....................   1,500      16,560
    Alimentation Couche-Tard, Inc., Class B..............  32,955   1,790,272
*   Alio Gold, Inc.......................................  19,045      16,234
    AltaGas, Ltd.........................................  16,394     167,814
    Altus Group, Ltd.....................................   5,980     112,232
#*  Americas Silver Corp.................................  11,652      20,574
*   Amerigo Resources, Ltd...............................  21,300      15,076
    Andrew Peller, Ltd., Class A.........................  11,100     123,929
    ARC Resources, Ltd................................... 224,697   1,624,583
*   Argonaut Gold, Inc...................................  96,041     129,375
*   Aritzia, Inc.........................................  12,412     160,871
*   Arrow Exploration Corp...............................   1,561         570
*   Asanko Gold, Inc.....................................  70,680      56,482
    Atco, Ltd., Class I..................................  12,000     379,466
*   Athabasca Oil Corp................................... 182,955     136,456
*   ATS Automation Tooling Systems, Inc..................   7,150      92,072
#*  Aurora Cannabis, Inc.................................  70,242     497,165
    AutoCanada, Inc......................................  14,210     121,233
*   B2Gold Corp.......................................... 596,946   1,889,947
    Badger Daylighting, Ltd..............................  13,390     356,265
    Bank of Montreal.....................................  64,884   4,749,452
    Bank of Montreal.....................................  68,197   4,991,338
    Bank of Nova Scotia (The)............................  68,381   3,892,765
    Bank of Nova Scotia (The)............................  58,391   3,324,784
    Barrick Gold Corp.................................... 417,456   5,589,736
    Barrick Gold Corp....................................  54,067     717,285
*   Bausch Health Cos., Inc..............................  68,677   1,686,020
*   Bausch Health Cos., Inc..............................  34,276     841,542
*   Baytex Energy Corp................................... 217,096     365,145
*   Baytex Energy Corp...................................  22,889      38,454
    BCE, Inc.............................................  18,344     797,585
*   Bellatrix Exploration, Ltd...........................  21,090      10,594
    Birchcliff Energy, Ltd............................... 111,821     267,223
    Bird Construction, Inc...............................   7,616      36,922
*   Black Diamond Group, Ltd.............................  36,016      54,547

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
*   BlackBerry, Ltd...................................... 102,153 $  822,542
*   BlackBerry, Ltd......................................  15,014    121,163
*   BNK Petroleum, Inc...................................  52,000     10,290
*   Bombardier, Inc., Class A............................  23,990     38,250
*   Bombardier, Inc., Class B............................ 274,700    416,038
    Bonavista Energy Corp................................ 479,911    445,596
#   Bonterra Energy Corp.................................  13,150     58,747
    Boralex, Inc., Class A...............................  43,212    614,660
    Brookfield Asset Management, Inc., Class A...........  12,656    544,595
    BRP, Inc.............................................   7,648    220,136
*   BSM Technologies, Inc................................  10,000      5,860
    CAE, Inc.............................................  26,952    572,700
    CAE, Inc.............................................   5,994    127,492
#*  Calfrac Well Services, Ltd...........................  55,031    117,689
    Calian Group, Ltd....................................   3,500     81,270
    Cameco Corp..........................................  83,684  1,013,927
    Cameco Corp..........................................  18,583    225,226
    Canaccord Genuity Group, Inc.........................  56,815    258,143
*   Canacol Energy, Ltd..................................  36,305    119,363
*   Canada Goose Holdings, Inc...........................     500     25,720
*   Canada Goose Holdings, Inc...........................   2,108    108,478
    Canadian Imperial Bank of Commerce...................  38,986  3,305,628
    Canadian Imperial Bank of Commerce...................   6,240    529,090
    Canadian National Railway Co.........................  13,000  1,084,859
    Canadian National Railway Co.........................   5,736    479,071
    Canadian Natural Resources, Ltd......................   1,920     51,538
    Canadian Natural Resources, Ltd...................... 221,811  5,957,843
    Canadian Pacific Railway, Ltd........................   9,072  1,859,416
    Canadian Tire Corp., Ltd., Class A...................  12,043  1,369,783
    Canadian Utilities, Ltd., Class A....................  18,114    465,688
    Canadian Utilities, Ltd., Class B....................     600     15,412
    Canadian Western Bank................................  48,020  1,075,192
*   Canfor Corp..........................................  47,104    649,587
    Canfor Pulp Products, Inc............................  21,106    297,326
*   Canopy Growth Corp...................................   3,200    156,889
    CanWel Building Materials Group, Ltd.................  25,200     96,853
    Capital Power Corp...................................  27,045    591,966
*   Capstone Mining Corp................................. 320,188    141,336
    Cardinal Energy, Ltd.................................  46,873     77,768
    Cascades, Inc........................................  48,759    369,974
    CCL Industries, Inc., Class B........................  28,675  1,209,022
*   Celestica, Inc.......................................  50,960    506,033
*   Celestica, Inc.......................................   5,600     55,661
    Cenovus Energy, Inc..................................  28,200    220,200
    Cenovus Energy, Inc.................................. 126,727    987,203
*   Centerra Gold, Inc................................... 106,954    542,118
    Cervus Equipment Corp................................   3,004     30,270
    CES Energy Solutions Corp............................  64,017    161,754
*   CGI Group, Inc.......................................  27,460  1,815,480
    Chesswood Group, Ltd.................................   5,700     49,584
*   China Gold International Resources Corp., Ltd........ 207,724    259,270
    CI Financial Corp....................................  79,936  1,076,196
    Cineplex, Inc........................................  37,163    804,380
    Clearwater Seafoods, Inc.............................  11,500     44,724
    Cogeco Communications, Inc...........................  12,627    719,882
    Cogeco, Inc..........................................  32,426  1,663,315
    Colliers International Group, Inc....................   2,800    178,810
    Colliers International Group, Inc....................   8,192    524,206
    Computer Modelling Group, Ltd........................  26,224    135,915

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
*   Conifex Timber, Inc..................................   3,100 $    4,884
    Constellation Software, Inc..........................   2,091  1,560,544
#*  Copper Mountain Mining Corp.......................... 136,204     91,221
    Corby Spirit and Wine, Ltd...........................   3,900     56,781
    Corus Entertainment, Inc., Class B................... 293,525  1,244,290
    Cott Corp............................................  30,576    464,144
    Cott Corp............................................  44,999    681,175
    Crescent Point Energy Corp...........................  53,200    158,715
    Crescent Point Energy Corp........................... 117,243    350,557
*   Crew Energy, Inc..................................... 411,175    281,637
*   CRH Medical Corp.....................................  26,058     83,095
*   Delphi Energy Corp................................... 362,471    107,587
*   Denison Mines Corp................................... 188,385     94,626
*   Descartes Systems Group, Inc. (The)..................   3,518    109,346
*   Detour Gold Corp.....................................  76,963    770,831
    DHX Media, Ltd.......................................  43,523     82,809
*   DIRTT Environmental Solutions........................  10,600     56,229
    Dollarama, Inc.......................................  39,342  1,059,041
    Dorel Industries, Inc., Class B......................  18,150    225,571
*   DREAM Unlimited Corp., Class A.......................  10,800     58,934
*   Dundee Precious Metals, Inc..........................  63,220    204,486
*   Echelon Financial Holdings, Inc......................   1,200     13,032
    ECN Capital Corp..................................... 122,569    356,340
    E-L Financial Corp., Ltd.............................     184    108,948
*   Eldorado Gold Corp...................................  87,838    328,902
*   Eldorado Gold Corp...................................   4,518     16,943
    Element Fleet Management Corp........................ 163,972    883,536
    Emera, Inc...........................................   5,459    191,114
    Empire Co., Ltd., Class A............................  53,584  1,204,666
    Enbridge, Inc........................................  55,946  2,044,201
    Enbridge, Inc........................................  23,256    851,635
    Encana Corp.......................................... 131,809    904,842
    Encana Corp.......................................... 116,859    803,990
*   Endeavour Mining Corp................................  28,421    489,715
*   Endeavour Silver Corp................................   4,372      9,716
    Enerflex, Ltd........................................  38,295    505,956
*   Energy Fuels, Inc....................................  31,800     91,241
    Enerplus Corp........................................  82,000    709,570
    Enerplus Corp........................................  85,064    736,654
    Enghouse Systems, Ltd................................  15,544    425,406
    Ensign Energy Services, Inc.......................... 123,520    473,793
*   Epsilon Energy, Ltd..................................   8,880     37,711
    Equitable Group, Inc.................................   7,300    370,514
*   Essential Energy Services Trust......................  38,149      8,275
    Evertz Technologies, Ltd.............................   8,165    100,420
    Exchange Income Corp.................................   8,657    191,726
    Exco Technologies, Ltd...............................  42,040    318,991
*   EXFO, Inc............................................   2,877      9,415
    Extendicare, Inc.....................................  29,935    166,312
    Fairfax Financial Holdings, Ltd......................   6,000  2,838,236
    Fiera Capital Corp...................................  12,000    109,867
    Finning International, Inc...........................  55,369  1,049,270
    First Capital Realty, Inc............................  24,200    377,932
#*  First Majestic Silver Corp...........................  47,170    288,631
    First National Financial Corp........................   4,700    103,053
    First Quantum Minerals, Ltd..........................  97,178  1,124,908
    FirstService Corp....................................   6,470    525,882
    FirstService Corp....................................   2,400    194,985
    Fortis, Inc..........................................  19,710    702,927

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CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    Fortis, Inc..........................................   5,383 $  192,065
*   Fortuna Silver Mines, Inc............................  97,753    393,556
    Franco-Nevada Corp...................................   3,701    287,346
    Frontera Energy Corp.................................   1,619     14,540
    Gamehost, Inc........................................   7,898     59,448
*   GDI Integrated Facility Services, Inc................     300      4,475
*   Gear Energy, Ltd..................................... 122,642     56,936
    Genesis Land Development Corp........................  12,700     29,190
#   Genworth MI Canada, Inc..............................  25,974    883,822
    George Weston, Ltd...................................  19,810  1,438,918
    Gibson Energy, Inc...................................  23,719    359,409
    Gildan Activewear, Inc...............................  21,696    734,291
*   Glacier Media, Inc...................................   1,400        629
    Gluskin Sheff & Associates, Inc......................   8,975     68,305
    GMP Capital, Inc.....................................  16,869     30,042
    goeasy, Ltd..........................................   8,267    262,427
    Goldcorp, Inc........................................  30,718    343,662
    Goldcorp, Inc........................................ 101,936  1,140,664
*   Golden Star Resources, Ltd...........................  19,012     72,636
*   Gran Tierra Energy, Inc..............................     444      1,052
*   Gran Tierra Energy, Inc.............................. 261,781    615,627
    Granite Oil Corp.....................................  71,730     35,484
*   Great Canadian Gaming Corp...........................  20,100    821,470
*   Great Panther Silver, Ltd............................  18,200     14,405
    Great-West Lifeco, Inc...............................  26,900    577,328
*   Guyana Goldfields, Inc...............................  57,932     75,835
*   Heroux-Devtek, Inc...................................  13,891    133,841
    High Arctic Energy Services, Inc.....................  10,600     30,575
#   High Liner Foods, Inc................................  12,787     72,793
*   Home Capital Group, Inc..............................  53,339    682,798
    Horizon North Logistics, Inc.........................  68,014     95,762
    Hudbay Minerals, Inc.................................  58,043    347,678
    Hudbay Minerals, Inc................................. 299,132  1,791,673
    Hudson's Bay Co......................................  49,898    309,121
    Husky Energy, Inc.................................... 147,070  1,744,986
    Hydro One, Ltd.......................................  19,300    302,437
*   IA Financial Crop., Inc..............................  37,301  1,385,640
*   IAMGOLD Corp......................................... 155,174    581,039
*   IAMGOLD Corp.........................................  35,221    132,431
*   IBI Group, Inc.......................................   4,500     13,357
    IGM Financial, Inc...................................  10,583    272,076
*   Imperial Metals Corp.................................  11,400     15,444
    Imperial Oil, Ltd....................................   2,600     73,768
    Imperial Oil, Ltd....................................  22,016    627,236
*   Indigo Books & Music, Inc............................   1,800     13,850
    Information Services Corp............................   2,900     34,982
    Innergex Renewable Energy, Inc.......................  46,129    504,836
    Intact Financial Corp................................   5,400    426,838
    Inter Pipeline, Ltd..................................  57,709    927,595
*   Interfor Corp........................................  45,968    626,574
    Intertape Polymer Group, Inc.........................  20,670    310,062
    Jamieson Wellness, Inc...............................   4,269     68,164
    Just Energy Group, Inc...............................  28,226    103,757
    K-Bro Linen, Inc.....................................   1,229     34,514
*   Kelt Exploration, Ltd................................  63,747    218,806
    Keyera Corp..........................................  52,501  1,115,589
*   Kinaxis, Inc.........................................   4,982    296,239
*   Kinross Gold Corp.................................... 892,490  2,981,872
*   Kinross Gold Corp....................................   7,412     24,904

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T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    Kirkland Lake Gold, Ltd..............................  40,234 $1,294,335
    KP Tissue, Inc.......................................   5,700     37,698
    Lassonde Industries, Inc., Class A...................   1,000    156,399
    Laurentian Bank of Canada............................  20,874    701,704
*   Leagold Mining Corp..................................   9,100     15,236
    Leon's Furniture, Ltd................................   7,944     87,061
    Linamar Corp.........................................  26,763  1,037,564
    Loblaw Cos., Ltd.....................................  26,402  1,278,537
    Lucara Diamond Corp.................................. 168,914    214,686
    Lundin Mining Corp................................... 450,411  2,056,749
    Magellan Aerospace Corp..............................   9,800    117,246
    Magna International, Inc.............................  69,448  3,675,493
    Magna International, Inc.............................  12,494    661,058
*   Mainstreet Equity Corp...............................   3,543    115,947
*   Major Drilling Group International, Inc..............  60,497    226,527
*   Mandalay Resources Corp.............................. 185,085     20,425
    Manulife Financial Corp..............................  51,141    821,634
    Manulife Financial Corp.............................. 103,048  1,657,012
    Maple Leaf Foods, Inc................................  23,887    531,933
    Martinrea International, Inc.........................  55,453    531,339
    Medical Facilities Corp..............................  31,821    418,484
*   MEG Energy Corp...................................... 100,977    417,295
    Methanex Corp........................................  18,500  1,008,105
    Methanex Corp........................................   5,399    294,623
    Metro, Inc...........................................  54,012  1,963,673
    Morguard Corp........................................     700     97,332
    Morneau Shepell, Inc.................................  21,396    430,542
    Mountain Province Diamonds, Inc......................   6,000      7,169
    MTY Food Group, Inc..................................   4,245    227,835
    Mullen Group, Ltd....................................  43,719    400,606
    National Bank of Canada.............................. 103,172  4,852,566
*   New Gold, Inc........................................ 936,019  1,061,432
    NFI Group, Inc.......................................  37,760    989,442
    Norbord, Inc.........................................   9,562    276,548
    Norbord, Inc.........................................   5,457    157,816
    North American Construction Group, Ltd...............  17,700    185,089
    North American Construction Group, Ltd...............   1,018     10,628
    North West Co., Inc. (The)...........................  15,330    363,664
    Northland Power, Inc.................................  34,275    622,660
    Nutrien, Ltd.........................................  27,842  1,442,764
*   NuVista Energy, Ltd..................................  75,369    226,574
*   Obsidian Energy, Ltd................................. 149,624     60,353
*   Obsidian Energy, Ltd.................................  26,052     10,181
    OceanaGold Corp...................................... 380,881  1,359,513
    Onex Corp............................................   2,934    165,864
    Open Text Corp.......................................  18,400    654,107
    Open Text Corp.......................................  13,303    474,119
    Osisko Gold Royalties, Ltd...........................  45,003    440,455
#*  Painted Pony Energy, Ltd............................. 153,452    157,662
    Pan American Silver Corp.............................  10,200    152,152
    Pan American Silver Corp.............................  93,021  1,386,943
#*  Paramount Resources, Ltd., Class A...................  31,088    183,363
*   Parex Resources, Inc................................. 106,941  1,603,362
    Parkland Fuel Corp...................................  37,346  1,068,409
    Pason Systems, Inc...................................  22,630    355,997
    Pembina Pipeline Corp................................   1,010     35,979
    Pembina Pipeline Corp................................  22,947    817,372
#*  Pengrowth Energy Corp................................ 216,240    126,721
    Peyto Exploration & Development Corp.................  97,254    500,352

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
*   Photon Control, Inc..................................   8,300 $    8,149
*   PHX Energy Services Corp.............................  14,919     29,181
    Pizza Pizza Royalty Corp.............................  10,074     76,593
    Polaris Infrastructure, Inc..........................   2,900     24,366
    Pollard Banknote, Ltd................................     600     10,663
*   Precision Drilling Corp.............................. 107,261    235,918
*   Precision Drilling Corp..............................  24,082     52,499
*   Premier Gold Mines, Ltd..............................  91,551    122,630
    Premium Brands Holdings Corp.........................  11,091    653,415
*   Pretium Resources, Inc...............................  44,718    351,223
*   Pulse Seismic, Inc...................................  22,820     43,766
    Quarterhill, Inc.....................................  76,668     74,104
    Quebecor, Inc., Class B..............................  38,800    913,341
*   Questerre Energy Corp., Class A......................  32,700      7,342
    Recipe Unlimited Corp................................  10,674    221,774
    Reitmans Canada, Ltd., Class A.......................  19,404     53,607
    Restaurant Brands International, Inc.................   9,100    570,399
    Richelieu Hardware, Ltd..............................  17,141    306,697
    Ritchie Bros Auctioneers, Inc........................   7,600    273,182
    Ritchie Bros Auctioneers, Inc........................   4,495    161,640
    Rocky Mountain Dealerships, Inc......................   8,291     55,339
    Rogers Communications, Inc., Class B.................   4,600    248,844
    Rogers Communications, Inc., Class B.................   8,416    455,053
    Rogers Sugar, Inc....................................  56,990    251,130
*   Roxgold, Inc.........................................  28,000     18,540
    Royal Bank of Canada.................................  55,774  4,245,607
    Royal Bank of Canada.................................  69,446  5,290,396
    Russel Metals, Inc...................................  42,512    751,592
#*  Sandstorm Gold, Ltd..................................  79,325    415,959
    Saputo, Inc..........................................  15,840    464,368
    Secure Energy Services, Inc..........................  68,965    426,193
*   SEMAFO, Inc.......................................... 141,714    320,325
*   Seven Generations Energy, Ltd., Class A.............. 163,953  1,272,743
    Shaw Communications, Inc., Class B...................  10,510    213,408
    Shaw Communications, Inc., Class B...................  55,552  1,129,372
    ShawCor, Ltd.........................................  27,632    426,272
*   Shopify, Inc., Class A...............................     900    151,623
    Sienna Senior Living, Inc............................  15,909    209,222
*   Sierra Wireless, Inc.................................   7,200    112,114
*   Sierra Wireless, Inc.................................  10,071    156,503
    Sleep Country Canada Holdings, Inc...................  19,915    314,045
    SNC-Lavalin Group, Inc...............................  16,374    455,723
*   Solium Capital, Inc..................................   3,123     31,207
*   Spin Master Corp.....................................   2,600     82,336
    Sprott, Inc..........................................  43,899     85,195
*   SSR Mining, Inc......................................  49,463    678,347
*   SSR Mining, Inc......................................   8,887    121,930
    Stantec, Inc.........................................  16,542    393,297
    Stantec, Inc.........................................   4,367    103,935
*   Stars Group, Inc. (The)..............................   5,297     95,906
*   Stars Group, Inc. (The)..............................  18,715    338,929
    Stella-Jones, Inc....................................  12,388    399,750
*   STEP Energy Services, Ltd............................  12,691     20,090
*   Storm Resources, Ltd.................................   4,600      6,582
*   Strad Energy Services, Ltd...........................     100        100
    Stuart Olson, Inc....................................  15,040     62,154
    Sun Life Financial, Inc..............................   8,700    313,848
    Sun Life Financial, Inc..............................  42,168  1,521,843
    Suncor Energy, Inc................................... 111,613  3,599,952

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CANADA -- (Continued)
    Suncor Energy, Inc................................... 184,476 $5,962,264
*   SunOpta, Inc.........................................   7,675     31,928
*   SunOpta, Inc.........................................   4,800     19,982
    Superior Plus Corp...................................  80,505    665,386
    Supremex, Inc........................................   7,129     13,944
    Surge Energy, Inc.................................... 157,442    161,762
*   Tahoe Resources, Inc................................. 153,369    581,284
*   Tahoe Resources, Inc.................................  80,828    306,340
*   Tamarack Valley Energy, Ltd.......................... 113,214    186,112
*   Taseko Mines, Ltd.................................... 158,513     91,685
    Teck Resources, Ltd., Class A........................     600     14,544
    Teck Resources, Ltd., Class B........................  78,125  1,902,660
    Teck Resources, Ltd., Class B........................ 162,372  3,955,382
    TELUS Corp...........................................  24,664    863,836
*   TeraGo, Inc..........................................   1,900     15,559
*   Teranga Gold Corp....................................  35,335    108,643
*   Tervita Corp.........................................   5,715     30,623
    TFI International, Inc...............................  52,163  1,535,572
    Thomson Reuters Corp.................................  24,281  1,269,719
    Tidewater Midstream and Infrastructure, Ltd..........  99,000     94,935
    Timbercreek Financial Corp...........................   8,031     56,537
    TMX Group, Ltd.......................................  13,592    818,861
    TORC Oil & Gas, Ltd.................................. 106,408    382,240
*   Torex Gold Resources, Inc............................  30,000    326,268
    Toromont Industries, Ltd.............................  15,859    704,751
    Toronto-Dominion Bank (The)..........................  92,478  5,208,244
    Toronto-Dominion Bank (The)..........................     934     52,594
    Torstar Corp., Class B...............................  16,400      9,611
    Total Energy Services, Inc...........................  18,599    137,307
    Tourmaline Oil Corp..................................  81,751  1,114,935
    TransAlta Corp....................................... 133,581    728,929
    TransAlta Corp.......................................  33,238    182,144
    TransAlta Renewables, Inc............................  34,606    307,094
    TransCanada Corp.....................................   5,256    223,528
    TransCanada Corp.....................................   4,959    210,857
    Transcontinental, Inc., Class A......................  51,756    824,425
    TransGlobe Energy Corp...............................  44,981     82,160
    TransGlobe Energy Corp...............................   1,119      2,025
#*  Trican Well Service, Ltd............................. 148,510    150,324
*   Trisura Group, Ltd...................................   1,521     31,252
*   Turquoise Hill Resources, Ltd........................ 217,037    363,394
    Uni-Select, Inc......................................  22,152    325,718
    Valener, Inc.........................................  11,834    186,793
    Vermilion Energy, Inc................................  13,653    334,596
    Vermilion Energy, Inc................................  38,650    948,857
    VersaBank............................................   1,900     10,744
    Wajax Corp...........................................  15,240    221,534
*   Wesdome Gold Mines, Ltd..............................  94,014    363,477
    West Fraser Timber Co., Ltd..........................  27,036  1,610,493
*   Western Energy Services Corp.........................  38,366     11,242
    Western Forest Products, Inc......................... 244,498    374,018
    Westshore Terminals Investment Corp..................  27,839    462,942
    Wheaton Precious Metals Corp.........................  20,912    440,825
    Whitecap Resources, Inc.............................. 187,079    630,738
    Winpak, Ltd..........................................   9,400    335,236
    WSP Global, Inc......................................   6,203    318,376
    Yamana Gold, Inc..................................... 346,225    974,948
    Yamana Gold, Inc.....................................   8,700     24,621
*   Yangarra Resources, Ltd..............................  54,109    122,718

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
CANADA -- (Continued)
*   Yellow Pages, Ltd....................................     9,936 $     43,179
    ZCL Composites, Inc..................................     9,900       74,743
                                                                    ------------
TOTAL CANADA.............................................            236,275,628
                                                                    ------------
CHILE -- (0.3%)
    AES Gener SA.........................................   535,720      162,464
    Aguas Andinas SA, Class A............................   422,238      249,544
    Banco de Chile, ADR..................................     4,851      154,075
    Banco de Credito e Inversiones SA....................     9,744      694,641
    Banco Santander Chile, ADR...........................     8,227      266,048
    Banco Santander Chile................................ 1,227,899       99,045
    Besalco SA...........................................   159,422      154,396
    CAP SA...............................................    29,103      314,383
    Cencosud SA..........................................   213,682      431,820
    Cia Cervecerias Unidas SA............................    12,277      166,971
    Cia Cervecerias Unidas SA, Sponsored ADR.............    11,298      315,327
*   Cia Sud Americana de Vapores SA...................... 9,460,793      281,697
    Colbun SA............................................   714,528      162,234
    Cristalerias de Chile SA.............................     2,000       17,309
    Embotelladora Andina SA, ADR, Class B................     4,903      116,691
    Empresa Nacional de Telecomunicaciones SA............    73,473      707,807
    Empresas CMPC SA.....................................   154,949      560,206
    Empresas COPEC SA....................................    15,233      209,209
    Empresas Hites SA....................................    40,531       27,961
*   Empresas La Polar SA.................................   718,081       34,303
    Enel Americas SA, ADR................................    59,761      617,929
    Enel Americas SA..................................... 2,748,225      561,101
    Enel Chile SA, ADR...................................    60,103      326,359
    Enel Chile SA........................................   844,942       89,033
    Engie Energia Chile SA...............................   131,138      264,089
    Forus SA.............................................    21,062       63,472
    Grupo Security SA....................................   355,879      161,158
    Inversiones Aguas Metropolitanas SA..................   232,596      361,404
    Inversiones La Construccion SA.......................    12,718      236,621
    Itau CorpBanca....................................... 7,412,831       74,509
    Itau CorpBanca, ADR..................................     9,675      146,866
    Latam Airlines Group SA, Sponsored ADR...............    69,715      812,877
    Latam Airlines Group SA..............................     4,845       57,784
    Masisa SA............................................ 1,118,583       71,389
    Molibdenos y Metales SA..............................     1,797       24,660
    Multiexport Foods SA.................................   175,108      107,527
    Parque Arauco SA.....................................   147,705      405,554
    PAZ Corp. SA.........................................    30,769       49,272
    Ripley Corp. SA......................................   290,256      258,845
    SACI Falabella.......................................    34,286      275,432
    Salfacorp SA.........................................   153,545      246,913
    Sigdo Koppers SA.....................................    85,947      150,066
    Sociedad Matriz SAAM SA.............................. 1,142,273      109,841
    Sociedad Quimica y Minera de Chile SA, Sponsored ADR.     5,679      242,266
    Socovesa SA..........................................   126,028       83,628
    SONDA SA.............................................   242,433      419,720
    Vina Concha y Toro SA................................   103,004      213,481
                                                                    ------------
TOTAL CHILE..............................................             11,557,927
                                                                    ------------
CHINA -- (7.9%)
*   21Vianet Group, Inc., ADR............................    18,641      167,396
    3SBio, Inc...........................................   274,500      459,841
*   500.com, Ltd., ADR, Class A..........................     4,144       61,663

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE>>
                                                          ---------- ----------
CHINA -- (Continued)
*   51job, Inc., ADR.....................................      1,915 $  133,361
*   58.com, Inc., ADR....................................      4,192    265,773
#   AAC Technologies Holdings, Inc.......................    280,500  1,760,518
    Agile Group Holdings, Ltd............................  1,244,749  1,654,167
    Agricultural Bank of China, Ltd., Class H............  2,907,000  1,376,325
    Air China, Ltd., Class H.............................    540,000    540,616
    AKM Industrial Co., Ltd..............................     50,000      7,759
*   Alibaba Group Holding, Ltd., Sponsored ADR...........     42,747  7,202,442
*   Alibaba Health Information Technology, Ltd...........    130,000    119,782
*   Alibaba Pictures Group, Ltd..........................  3,110,000    540,512
*   Aluminum Corp. of China, Ltd., ADR...................      2,410     22,365
*   Aluminum Corp. of China, Ltd., Class H...............  1,812,000    669,070
    AMVIG Holdings, Ltd..................................    130,000     29,654
    Angang Steel Co., Ltd., Class H......................    858,000    645,427
    Anhui Conch Cement Co., Ltd., Class H................    347,500  1,895,034
    Anhui Expressway Co., Ltd., Class H..................    140,000     89,377
    ANTA Sports Products, Ltd............................    254,000  1,313,932
*   Anton Oilfield Services Group........................    938,000    109,411
    Anxin-China Holdings, Ltd............................    816,000      7,508
*   Aowei Holdings, Ltd..................................     59,000     14,100
    Asia Cement China Holdings Corp......................    254,000    183,749
#   Ausnutria Dairy Corp., Ltd...........................    239,000    274,747
*   AVIC International Holding HK, Ltd...................  1,307,948     34,347
    AVIC International Holdings, Ltd., Class H...........    136,000     71,793
    AviChina Industry & Technology Co., Ltd., Class H....  1,032,000    688,499
    BAIC Motor Corp., Ltd., Class H......................  1,408,500    919,148
*   Baidu, Inc., Sponsored ADR...........................      6,847  1,181,998
    Bank of China, Ltd., Class H.........................  6,486,800  3,015,984
#   Bank of Chongqing Co., Ltd., Class H.................    241,000    145,604
    Bank of Communications Co., Ltd., Class H............    771,695    655,984
#*  Bank of Zhengzhou Co., Ltd., Class H.................     76,000     32,438
*   Baoye Group Co., Ltd., Class H.......................     87,040     49,129
*   Baozun, Inc., Sponsored ADR..........................      2,302     82,412
#   BBMG Corp., Class H..................................    782,000    268,267
    Beijing Capital International Airport Co., Ltd.,
      Class H............................................    946,000    887,353
    Beijing Capital Land, Ltd., Class H..................    432,000    180,238
*   Beijing Enterprises Clean Energy Group, Ltd.......... 10,500,000    162,250
    Beijing Enterprises Holdings, Ltd....................    153,000    869,764
#*  Beijing Enterprises Medical & Health Group, Ltd......  1,896,000     58,373
    Beijing Enterprises Water Group, Ltd.................  1,199,000    694,274
*   Beijing Gas Blue Sky Holdings, Ltd...................  1,400,000     44,170
    Beijing Jingneng Clean Energy Co., Ltd., Class H.....    350,000     76,439
#   Beijing North Star Co., Ltd., Class H................    398,000    117,006
*   Beijing Properties Holdings, Ltd.....................    616,000     20,399
#   Beijing Urban Construction Design & Development
      Group Co., Ltd.,...................................
    Class H..............................................     91,000     36,110
#   Best Pacific International Holdings, Ltd.............    186,000     44,866
*   Bitauto Holdings, Ltd., ADR..........................     13,092    254,247
#   Brilliance China Automotive Holdings, Ltd............    958,000    907,063
#   BYD Co., Ltd., Class H...............................    189,500  1,121,567
#   BYD Electronic International Co., Ltd................    531,000    657,928
#*  C.banner International Holdings, Ltd.................    270,000     14,877
    Cabbeen Fashion, Ltd.................................    155,000     39,163
    Canvest Environmental Protection Group Co., Ltd......    170,000     88,632
*   Capital Environment Holdings, Ltd....................  2,440,000     55,295
#*  CAR, Inc.............................................    557,000    464,162
#*  Carnival Group International Holdings, Ltd...........  2,790,000     41,567
    Carrianna Group Holdings Co., Ltd....................    238,000     27,044
    Central China Real Estate, Ltd.......................    296,696    128,145

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
CHINA -- (Continued)
    Central China Securities Co., Ltd., Class H..........    308,000 $    70,919
*   Century Sunshine Group Holdings, Ltd.................  1,055,000      26,432
*   CGN Meiya Power Holdings Co., Ltd....................    752,000     105,315
    CGN Power Co., Ltd., Class H.........................    718,000     187,891
#   Chaowei Power Holdings, Ltd..........................    348,000     134,542
*   Cheetah Mobile, Inc., ADR............................     11,548      78,180
*   Chigo Holding, Ltd...................................  1,272,000      14,536
*   Chiho Environmental Group, Ltd.......................    144,000      27,548
#   China Aerospace International Holdings, Ltd..........    848,000      59,598
    China Agri-Industries Holdings, Ltd..................  1,103,700     392,954
    China All Access Holdings, Ltd.......................    270,000      12,442
*   China Animal Healthcare, Ltd.........................     47,000         657
#   China Animation Characters Co., Ltd..................     95,000      30,833
    China Aoyuan Group, Ltd..............................    541,000     414,759
    China BlueChemical, Ltd., Class H....................    812,000     264,734
*   China Chengtong Development Group, Ltd...............    498,000      11,465
    China Cinda Asset Management Co., Ltd., Class H......  2,026,000     524,258
    China CITIC Bank Corp., Ltd., Class H................  1,231,000     801,990
    China Coal Energy Co., Ltd., Class H.................    611,000     258,099
    China Communications Construction Co., Ltd.,
      Class H............................................    781,000     783,679
    China Communications Services Corp., Ltd., Class H...    552,000     518,228
    China Conch Venture Holdings, Ltd....................    383,000   1,280,896
    China Construction Bank Corp., Class H............... 11,608,200  10,456,680
    China Datang Corp. Renewable Power Co., Ltd.,
      Class H............................................    954,000     117,127
*   China Daye Non-Ferrous Metals Mining, Ltd............  3,026,163      22,246
    China Distance Education Holdings, Ltd., ADR.........      1,604      11,292
#*  China Dynamics Holdings, Ltd.........................  1,050,000      13,374
    China Eastern Airlines Corp., Ltd., ADR..............      2,373      73,231
    China Eastern Airlines Corp., Ltd., Class H..........    674,000     415,111
    China Electronics Huada Technology Co., Ltd..........    256,000      22,289
    China Electronics Optics Valley Union Holding Co.,
      Ltd................................................    620,000      39,223
    China Energy Engineering Corp., Ltd., Class H........    776,000      94,119
    China Everbright Bank Co., Ltd., Class H.............    346,000     167,026
    China Everbright International, Ltd..................    510,074     515,085
    China Everbright Water, Ltd..........................    127,600      34,752
#   China Evergrande Group...............................  1,570,000   4,952,025
*   China Fiber Optic Network System Group, Ltd..........    521,599      18,612
    China Financial Services Holdings, Ltd...............    354,000      24,243
#   China Foods, Ltd.....................................    606,000     245,586
#   China Galaxy Securities Co., Ltd., Class H...........    852,500     442,413
    China Gas Holdings, Ltd..............................    444,200   1,417,891
*   China Glass Holdings, Ltd............................    262,000      17,779
*   China Grand Pharmaceutical and Healthcare Holdings,
      Ltd., Class A......................................    552,000     294,725
#   China Greenland Broad Greenstate Group Co., Ltd......    356,000      24,442
    China Hanking Holdings, Ltd..........................    268,000      34,618
#   China Harmony New Energy Auto Holding, Ltd...........    499,500     194,441
*   China High Precision Automation Group, Ltd...........    127,000       3,702
#   China High Speed Transmission Equipment Group Co.,
      Ltd................................................    195,000     201,538
    China Hongqiao Group, Ltd............................    529,500     338,446
*   China Huishan Dairy Holdings Co., Ltd................    682,000      36,502
*   China Huiyuan Juice Group, Ltd.......................    368,500      17,788
    China International Capital Corp., Ltd., Class H.....    199,600     400,197
    China International Marine Containers Group Co.,
      Ltd., Class H......................................    168,700     180,781
*   China ITS Holdings Co., Ltd..........................    291,000       7,421
    China Jinmao Holdings Group, Ltd.....................  1,920,000     974,625
    China Lesso Group Holdings, Ltd......................    744,000     416,523
    China Life Insurance Co., Ltd., ADR..................     11,032     136,025
    China Life Insurance Co., Ltd., Class H..............     38,000      94,362
    China Lilang, Ltd....................................    273,000     241,766

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
*   China Logistics Property Holdings Co., Ltd...........   190,000 $   53,083
    China Longyuan Power Group Corp., Ltd., Class H......   742,000    555,464
*   China LotSynergy Holdings, Ltd....................... 1,980,000     19,816
    China Maple Leaf Educational Systems, Ltd............   430,000    185,672
    China Medical System Holdings, Ltd...................   781,000    812,795
    China Meidong Auto Holdings, Ltd.....................   290,000    110,763
    China Mengniu Dairy Co., Ltd.........................    40,000    123,894
    China Merchants Bank Co., Ltd., Class H..............   501,201  2,209,671
    China Merchants Land, Ltd............................   794,000    131,054
#   China Merchants Securities Co., Ltd., Class H........    13,200     18,116
*   China Metal Resources Utilization, Ltd...............    68,000     37,741
    China Minsheng Banking Corp., Ltd., Class H..........   860,120    658,925
    China Mobile, Ltd....................................   686,000  7,214,891
    China Mobile, Ltd., Sponsored ADR....................    73,952  3,880,261
*   China Modern Dairy Holdings, Ltd.....................   841,000    101,781
    China Molybdenum Co., Ltd., Class H.................. 1,077,000    438,767
    China National Building Material Co., Ltd., Class H.. 2,747,400  2,192,421
    China NT Pharma Group Co., Ltd.......................   276,000     25,425
*   China Nuclear Energy Technology Corp., Ltd...........   134,000     11,106
#*  China Oceanwide Holdings, Ltd........................   964,000     44,937
    China Oil & Gas Group, Ltd........................... 2,404,000    163,019
    China Oilfield Services, Ltd., Class H...............   536,000    531,147
    China Oriental Group Co., Ltd........................   956,000    646,796
    China Overseas Grand Oceans Group, Ltd...............   717,375    277,569
    China Overseas Land & Investment, Ltd................ 1,624,827  6,129,060
    China Overseas Property Holdings, Ltd................ 1,049,275    364,668
    China Pacific Insurance Group Co., Ltd., Class H.....   175,800    619,066
    China Petroleum & Chemical Corp., ADR................    12,059  1,006,282
    China Petroleum & Chemical Corp., Class H............ 4,419,400  3,695,476
*   China Pioneer Pharma Holdings, Ltd...................   250,000     32,556
#   China Power Clean Energy Development Co., Ltd........   133,000     46,928
    China Power International Development, Ltd........... 1,133,333    292,454
*   China Properties Group, Ltd..........................   173,000     25,105
    China Railway Construction Corp., Ltd., Class H......   831,500  1,154,694
    China Railway Group, Ltd., Class H...................   749,000    701,435
    China Railway Signal & Communication Corp., Ltd.,
      Class H............................................   489,000    388,057
    China Reinsurance Group Corp., Class H............... 1,210,000    273,433
    China Resources Beer Holdings Co., Ltd...............   340,962  1,198,396
    China Resources Cement Holdings, Ltd.................   922,610    937,024
    China Resources Gas Group, Ltd.......................   466,000  1,833,760
    China Resources Land, Ltd............................   734,444  2,865,627
    China Resources Medical Holdings Co., Ltd............   324,000    226,779
    China Resources Pharmaceutical Group, Ltd............   550,000    784,337
    China Resources Power Holdings Co., Ltd..............   264,678    530,503
*   China Ruifeng Renewable Energy Holdings, Ltd.........   300,000     19,513
*   China Rundong Auto Group, Ltd........................    62,000     23,674
    China Sanjiang Fine Chemicals Co., Ltd...............   473,000    112,495
    China SCE Group Holdings, Ltd........................ 1,251,600    517,042
#*  China Shengmu Organic Milk, Ltd...................... 1,157,000     50,998
    China Shenhua Energy Co., Ltd., Class H..............   714,616  1,818,748
#*  China Silver Group, Ltd..............................   434,000     42,819
#   China Singyes Solar Technologies Holdings, Ltd.......   249,600     32,557
    China South City Holdings, Ltd....................... 2,078,000    313,793
    China Southern Airlines Co., Ltd., Sponsored ADR.....     3,231    115,896
    China Southern Airlines Co., Ltd., Class H...........   844,000    604,810
    China State Construction International Holdings,
      Ltd................................................   781,300    744,873
    China Sunshine Paper Holdings Co., Ltd...............   201,000     35,786
    China Suntien Green Energy Corp., Ltd., Class H......   548,000    149,465
*   China Taifeng Beddings Holdings, Ltd.................    44,000      1,135

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
    China Taiping Insurance Holdings Co., Ltd............   736,306 $2,032,594
    China Telecom Corp., Ltd., ADR.......................     3,368    183,792
    China Telecom Corp., Ltd., Class H...................   488,000    264,945
    China Tian Lun Gas Holdings, Ltd.....................    81,000     81,352
*   China Tianrui Group Cement Co., Ltd..................    53,000     44,916
    China Traditional Chinese Medicine Holdings Co.,
      Ltd................................................   644,000    420,355
    China Travel International Investment Hong Kong,
      Ltd................................................ 1,144,000    331,299
    China Unicom Hong Kong, Ltd.......................... 1,930,000  2,210,772
    China Unicom Hong Kong, Ltd., ADR....................    88,795  1,023,806
#   China Vanke Co., Ltd., Class H.......................   387,200  1,570,132
    China Vast Industrial Urban Development Co., Ltd.....   166,000     68,425
    China Water Affairs Group, Ltd.......................   310,000    329,740
*   China Water Industry Group, Ltd......................   156,000     28,255
    China Wood Optimization Holding, Ltd.................    88,000     22,760
    China XLX Fertiliser, Ltd............................   228,000     82,281
#*  China Yurun Food Group, Ltd..........................   478,000     67,300
    China ZhengTong Auto Services Holdings, Ltd..........   666,000    353,677
    China Zhongwang Holdings, Ltd........................   759,600    381,962
    Chinasoft International, Ltd.........................   624,000    308,356
    Chongqing Machinery & Electric Co., Ltd., Class H....   633,925     46,907
    Chongqing Rural Commercial Bank Co., Ltd., Class H... 1,506,000    874,831
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd......................................    49,000      3,823
    Chu Kong Shipping Enterprise Group Co., Ltd..........   180,000     40,921
    CIFI Holdings Group Co., Ltd......................... 2,390,000  1,581,368
    CIMC Enric Holdings, Ltd.............................   100,000     87,127
*   CITIC Dameng Holdings, Ltd...........................   361,000     18,911
    CITIC Resources Holdings, Ltd........................ 1,250,000    110,518
    CITIC Securities Co., Ltd., Class H..................   185,500    379,754
    CITIC, Ltd...........................................   461,000    698,353
    Citychamp Watch & Jewellery Group, Ltd............... 1,004,000    211,274
    Clear Media, Ltd.....................................    53,000     50,197
    CNOOC, Ltd........................................... 1,241,000  2,074,232
    CNOOC, Ltd., Sponsored ADR...........................    20,875  3,492,179
*   Coastal Greenland, Ltd...............................   561,000     17,905
*   COFCO Meat Holdings, Ltd.............................   363,000     71,196
#*  Cogobuy Group........................................   246,000     91,371
#   Colour Life Services Group Co., Ltd..................   221,000    124,815
*   Comba Telecom Systems Holdings, Ltd..................   607,429    140,147
    Concord New Energy Group, Ltd........................ 2,600,000    109,624
#   Consun Pharmaceutical Group, Ltd.....................   296,000    223,199
*   Coolpad Group, Ltd................................... 1,639,600    134,119
*   COSCO SHIPPING Development Co., Ltd., Class H........ 1,124,000    129,680
    COSCO SHIPPING Energy Transportation Co., Ltd.,
      Class H............................................   509,752    289,894
*   COSCO SHIPPING Holdings Co., Ltd., Class H...........   562,000    227,954
*   Coslight Technology International Group Co., Ltd.....   130,000     50,714
#   Cosmo Lady China Holdings Co., Ltd...................   214,000     75,024
    Country Garden Holdings Co., Ltd..................... 2,179,786  3,098,550
*   Country Garden Services Holdings Co., Ltd............   315,550    488,818
    CP Pokphand Co., Ltd................................. 3,424,000    275,553
#   CPMC Holdings, Ltd...................................   225,000    107,481
#   CRCC High-Tech Equipment Corp., Ltd., Class H........   175,500     45,229
    CRRC Corp., Ltd., Class H............................   247,000    248,871
*   CSMall Group, Ltd....................................    93,733     13,286
    CSPC Pharmaceutical Group, Ltd....................... 1,670,000  2,881,070
*   CSSC Offshore and Marine Engineering Group Co.,
      Ltd., Class H......................................    66,000     52,094
    CT Environmental Group, Ltd.......................... 1,368,000     67,349
*   Ctrip.com International, Ltd., ADR...................    46,234  1,539,592
    Da Ming International Holdings, Ltd..................    42,000     10,768
*   DaChan Food Asia, Ltd................................   128,000      6,332

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
    Dah Chong Hong Holdings, Ltd.........................   376,000 $  138,676
    Dali Foods Group Co., Ltd............................   742,500    506,525
    Dalian Port PDA Co., Ltd., Class H...................   584,200     77,555
*   Daphne International Holdings, Ltd...................   350,000     11,102
#   Datang International Power Generation Co., Ltd.,
      Class H............................................   506,000    132,057
    Dawnrays Pharmaceutical Holdings, Ltd................   450,000     90,199
*   DBA Telecommunication Asia Holdings, Ltd.............    72,000      3,492
#*  Differ Group Holding Co., Ltd........................   772,000     48,206
*   Dongfang Electric Corp., Ltd., Class H...............   199,800    149,348
    Dongfeng Motor Group Co., Ltd., Class H..............   806,000    844,961
#   Dongjiang Environmental Co., Ltd., Class H...........   100,200    105,260
    Dongyue Group, Ltd...................................   960,000    615,960
*   Dynagreen Environmental Protection Group Co., Ltd.,
      Class H............................................   104,000     50,419
*   Dynasty Fine Wines Group, Ltd........................   114,000     20,920
    E-Commodities Holdings, Ltd..........................   828,000     43,407
*   eHi Car Services, Ltd., Sponsored ADR................     2,373     24,893
    ENN Energy Holdings, Ltd.............................   106,000  1,015,231
    Essex Bio-technology, Ltd............................   125,000     82,128
    EVA Precision Industrial Holdings, Ltd...............   396,000     37,957
    Everbright Securities Co., Ltd., Class H.............    69,000     61,726
*   Fang Holdings, Ltd., ADR.............................    14,656     24,769
    Fantasia Holdings Group Co., Ltd.....................   810,000    118,197
    Far East Horizon, Ltd................................ 1,040,000  1,075,072
*   FDG Electric Vehicles, Ltd........................... 2,345,000     16,516
#*  First Tractor Co., Ltd., Class H.....................   232,000     56,715
    Fosun International, Ltd.............................   412,892    619,530
#   Fu Shou Yuan International Group, Ltd................   457,000    374,736
#   Fufeng Group, Ltd....................................   903,600    401,961
#*  Fuguiniao Co., Ltd., Class H.........................    53,000      4,914
#   Fullshare Holdings, Ltd.............................. 1,750,000    397,570
    Future Land Development Holdings, Ltd................ 1,404,000  1,189,707
    Fuyao Glass Industry Group Co., Ltd., Class H........   268,000    934,677
#*  GCL New Energy Holdings, Ltd......................... 4,602,000    190,648
#*  GCL-Poly Energy Holdings, Ltd........................ 8,179,000    649,263
#   Geely Automobile Holdings, Ltd....................... 2,045,000  3,479,358
    Gemdale Properties & Investment Corp., Ltd........... 2,300,000    241,699
    Genertec Universal Medical Group Co., Ltd............   424,000    342,388
    GF Securities Co., Ltd., Class H.....................   139,800    200,819
*   Glorious Property Holdings, Ltd...................... 1,768,000     85,405
#   Golden Eagle Retail Group, Ltd.......................   273,000    289,070
    Golden Meditech Holdings, Ltd........................   172,000     17,594
    Golden Throat Holdings Group Co., Ltd................    46,000      6,887
    Goldlion Holdings, Ltd...............................   162,000     66,839
#*  GOME Retail Holdings, Ltd............................ 4,609,060    401,183
#   Grand Baoxin Auto Group, Ltd.........................   375,381    115,723
#   Great Wall Motor Co., Ltd., Class H.................. 1,721,000  1,171,633
*   Greater China Financial Holdings, Ltd................   528,000     13,907
    Greatview Aseptic Packaging Co., Ltd.................   543,000    345,121
    Greenland Hong Kong Holdings, Ltd....................   589,000    172,078
    Greentown China Holdings, Ltd........................   408,500    365,371
    Greentown Service Group Co., Ltd.....................   562,000    514,336
    Guangdong Investment, Ltd............................   156,000    297,910
    Guangdong Yueyun Transportation Co., Ltd., Class H...    91,000     34,027
    Guangshen Railway Co., Ltd., Sponsored ADR...........     6,099    126,127
    Guangshen Railway Co., Ltd., Class H.................   218,000     90,703
    Guangzhou Automobile Group Co., Ltd., Class H........   404,000    438,778
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd., Class H......................................     8,000     30,941
    Guangzhou R&F Properties Co., Ltd., Class H..........   766,000  1,528,118
*   Guodian Technology & Environment Group Corp., Ltd.,
      Class H............................................   210,000      8,889

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
#*  Guolian Securities Co., Ltd., Class H................   124,000 $   30,585
#   Guorui Properties, Ltd...............................   497,000     91,259
*   Haichang Ocean Park Holdings, Ltd....................   265,000     54,499
    Haier Electronics Group Co., Ltd.....................   376,000  1,080,182
*   Hailiang Education Group, Inc., ADR..................     1,838     63,411
    Haitian International Holdings, Ltd..................   412,000    949,067
    Haitong Securities Co., Ltd., Class H................   498,800    564,582
*   Hanergy Thin Film Power Group, Ltd...................   710,000    452,394
    Harbin Bank Co., Ltd., Class H.......................   231,000     52,237
    Harbin Electric Co., Ltd., Class H...................   354,236    189,795
*   Harmonicare Medical Holdings, Ltd....................    74,000     17,026
*   HC Group, Inc........................................   211,500    123,897
*   Health and Happiness H&H International Holdings,
      Ltd................................................   124,500    758,438
    Hengan International Group Co., Ltd..................   261,500  2,045,701
*   Hengdeli Holdings, Ltd............................... 1,021,400     44,309
*   HengTen Networks Group, Ltd.......................... 4,412,000    143,379
    Hilong Holding, Ltd..................................   544,000     56,291
    Hisense Home Appliances Group Co., Ltd., Class H.....   116,000    118,836
    HKC Holdings, Ltd....................................    76,739     67,588
*   Honghua Group, Ltd................................... 1,304,000     81,721
    Honworld Group, Ltd..................................    59,000     24,964
    Hopson Development Holdings, Ltd.....................   328,000    300,812
    HOSA International, Ltd..............................   178,000      4,934
*   Hua Han Health Industry Holdings, Ltd................ 1,573,842     42,519
    Hua Hong Semiconductor, Ltd..........................   122,000    272,342
    Huadian Fuxin Energy Corp., Ltd., Class H............   686,000    155,998
    Huadian Power International Corp., Ltd., Class H.....   388,000    180,648
    Huaneng Power International, Inc., Sponsored ADR.....     3,000     75,900
    Huaneng Power International, Inc., Class H...........   468,000    294,158
    Huaneng Renewables Corp., Ltd., Class H.............. 3,032,000    874,338
    Huatai Securities Co., Ltd., Class H.................   170,000    318,271
    Huaxi Holdings Co., Ltd..............................    60,000     21,498
    Huazhong In-Vehicle Holdings Co., Ltd................   224,000     36,584
    Huazhu Group, Ltd., ADR..............................    28,319    899,128
    Huishang Bank Corp., Ltd., Class H...................   186,200     85,486
#*  Hydoo International Holding, Ltd.....................   146,000      8,494
    IMAX China Holding, Inc..............................   113,000    288,996
    Industrial & Commercial Bank of China, Ltd.,
      Class H............................................ 7,503,460  5,829,166
    Inner Mongolia Yitai Coal Co., Ltd., Class H.........    21,900     16,638
*   JD.com, Inc., ADR....................................    10,745    267,013
*   Jiangnan Group, Ltd..................................   762,000     37,493
    Jiangsu Expressway Co., Ltd., Class H................   198,000    286,656
    Jiangxi Copper Co., Ltd., Class H....................   355,000    451,324
    Jiayuan International Group, Ltd.....................   462,787    223,210
#*  Jinchuan Group International Resources Co., Ltd......   737,000     63,219
#   Jingrui Holdings, Ltd................................   257,000     70,515
*   JinkoSolar Holding Co., Ltd., ADR....................    11,280    187,925
    Jinmao Hotel and Jinmao China Hotel Investments and
      Management, Ltd....................................    83,500     47,849
    JNBY Design, Ltd.....................................   173,000    259,218
    Joy City Property, Ltd............................... 1,524,000    175,182
    Ju Teng International Holdings, Ltd..................   460,000    123,105
#   Jutal Offshore Oil Services, Ltd.....................   124,000     12,841
    K Wah International Holdings, Ltd....................   583,931    322,069
*   Kai Yuan Holdings, Ltd............................... 1,980,000     14,225
    Kaisa Group Holdings, Ltd............................ 1,407,000    452,772
    Kangda International Environmental Co., Ltd..........   285,000     33,591
#   Kasen International Holdings, Ltd....................   191,000     89,503
    Kinetic Mines and Energy, Ltd........................   812,000     47,752
    Kingboard Holdings, Ltd..............................   443,000  1,558,804

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
    Kingboard Laminates Holdings, Ltd....................   621,500 $  643,248
    Kingdee International Software Group Co., Ltd........   237,600    229,643
    Kingsoft Corp., Ltd..................................   240,000    459,759
    Koradior Holdings, Ltd...............................    76,000     89,592
#*  KuangChi Science, Ltd................................   664,000     45,040
    Kunlun Energy Co., Ltd............................... 2,228,000  2,380,235
    KWG Group Holdings, Ltd..............................   583,400    577,534
*   Labixiaoxin Snacks Group, Ltd........................   200,000     12,624
    Lai Fung Holdings, Ltd...............................    27,560     35,969
    Lee & Man Chemical Co., Ltd..........................    66,300     45,292
    Lee & Man Paper Manufacturing, Ltd...................   846,600    757,215
#   Lee's Pharmaceutical Holdings, Ltd...................   110,000     89,408
    Legend Holdings Corp., Class H.......................    63,500    166,112
    Lenovo Group, Ltd.................................... 3,976,000  2,902,682
*   Leoch International Technology, Ltd..................   195,000     14,235
#*  Leyou Technologies Holdings, Ltd..................... 1,140,000    317,860
*   Li Ning Co., Ltd.....................................   183,000    225,168
*   Lianhua Supermarket Holdings Co., Ltd., Class H......   172,400     28,007
#*  Lifestyle China Group, Ltd...........................   327,000    116,442
#*  Lifetech Scientific Corp.............................   574,000    124,382
#*  Lisi Group Holdings, Ltd.............................   478,000     54,950
    Livzon Pharmaceutical Group, Inc., Class H...........    34,782    111,973
    Logan Property Holdings Co., Ltd.....................   740,000  1,007,101
    Longfor Group Holdings, Ltd..........................   575,500  1,793,286
    Lonking Holdings, Ltd................................ 1,256,000    424,478
    Luye Pharma Group, Ltd...............................   577,000    431,131
#   LVGEM China Real Estate Investment Co., Ltd..........   162,000     45,273
#   Maanshan Iron & Steel Co., Ltd., Class H.............   908,000    435,819
    Maoye International Holdings, Ltd....................   445,000     31,853
*   Meitu, Inc...........................................   195,500     66,886
    Metallurgical Corp. of China, Ltd., Class H..........   235,000     64,448
*   MIE Holdings Corp....................................   206,000      1,613
*   Mingfa Group International Co., Ltd..................   589,000      4,226
#   Minmetals Land, Ltd..................................   764,000    138,003
#   Minth Group, Ltd.....................................   476,000  1,665,480
*   MMG, Ltd............................................. 1,680,000    619,333
    MOBI Development Co., Ltd............................   124,000     20,296
*   Mobile Internet China Holding, Ltd...................    55,000      1,172
#   Modern Land China Co., Ltd...........................   444,400     63,452
*   Momo, Inc., Sponsored ADR............................    60,636  1,845,153
#*  Munsun Capital Group, Ltd............................ 1,295,700     21,753
#   Nan Hai Corp., Ltd................................... 7,850,000    172,671
    Nanjing Panda Electronics Co., Ltd., Class H.........    52,000     18,807
*   Nature Home Holding Co., Ltd.........................   102,000     20,703
    NetDragon Websoft Holdings, Ltd......................    18,500     33,721
    NetEase, Inc., ADR...................................     8,661  2,181,966
    New China Life Insurance Co., Ltd., Class H..........    88,000    374,676
*   New Oriental Education & Technology Group, Inc.,
      Sponsored ADR......................................     3,673    282,968
#*  New Provenance Everlasting Holdings, Ltd............. 5,980,000     23,692
*   New World Department Store China, Ltd................   223,000     51,462
    Nexteer Automotive Group, Ltd........................   698,000  1,056,743
    Nine Dragons Paper Holdings, Ltd..................... 1,293,000  1,321,426
*   Noah Holdings, Ltd., ADR.............................     5,267    247,549
#*  North Mining Shares Co., Ltd......................... 6,050,000     24,701
    NVC Lighting Holdings, Ltd...........................   545,000     34,588
*   O-Net Technologies Group, Ltd........................    86,000     41,704
    Orient Securities Co., Ltd., Class H.................   134,800     94,952
    Overseas Chinese Town Asia Holdings, Ltd.............   146,000     47,024
#   Ozner Water International Holding, Ltd...............   175,000     37,782

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
    Pacific Online, Ltd..................................   210,000 $   34,574
#*  Panda Green Energy Group, Ltd........................ 1,408,000     72,359
    Parkson Retail Group, Ltd............................   605,000     57,317
    PAX Global Technology, Ltd...........................   390,000    171,038
*   Peking University Resources Holdings Co., Ltd........   350,000     12,727
    People's Insurance Co. Group of China, Ltd. (The),
      Class H............................................ 1,107,000    459,902
    PetroChina Co., Ltd., ADR............................     9,000    578,430
    PetroChina Co., Ltd., Class H........................ 3,212,000  2,073,072
    PICC Property & Casualty Co., Ltd., Class H.......... 1,245,753  1,290,053
    Ping An Insurance Group Co. of China, Ltd., Class H..   833,000  8,109,720
    Poly Culture Group Corp., Ltd., Class H..............    40,500     52,984
    Poly Property Group Co., Ltd.........................   958,000    339,641
    Postal Savings Bank of China Co., Ltd., Class H......   234,000    131,684
    Pou Sheng International Holdings, Ltd................   800,000    155,089
    Powerlong Real Estate Holdings, Ltd..................   728,000    324,211
*   Prosperity International Holdings HK, Ltd............ 1,680,000      6,425
*   PW Medtech Group, Ltd................................   280,000     41,027
#   Q Technology Group Co., Ltd..........................   239,000    135,122
*   Qingdao Port International Co., Ltd., Class H........   363,000    226,130
    Qinhuangdao Port Co., Ltd., Class H..................   206,000     45,041
*   Qinqin Foodstuffs Group Cayman Co., Ltd..............     8,400      2,338
    Qunxing Paper Holdings Co., Ltd......................   147,174      7,089
*   Real Gold Mining, Ltd................................    19,000        637
    Red Star Macalline Group Corp., Ltd., Class H........   122,472    114,636
#   Redco Group..........................................   606,000    239,456
    Regal International Airport Group Co., Ltd.,
      Class H............................................    50,000     43,001
*   Renhe Commercial Holdings Co., Ltd................... 7,156,000    273,661
*   REXLot Holdings, Ltd................................. 5,031,399     13,469
    Road King Infrastructure, Ltd........................    96,000    174,606
*   Ronshine China Holdings, Ltd.........................   198,000    237,084
    Sany Heavy Equipment International Holdings Co.,
      Ltd................................................   355,000    118,132
    Seaspan Corp.........................................    18,858    175,379
#*  Semiconductor Manufacturing International Corp.......   926,100    875,142
*   Semiconductor Manufacturing International Corp.,
      ADR................................................    18,227     86,031
#   Shandong Chenming Paper Holdings, Ltd., Class H......   243,250    142,266
    Shandong Weigao Group Medical Polymer Co., Ltd.,
      Class H............................................   604,000    506,069
    Shandong Xinhua Pharmaceutical Co., Ltd., Class H....    83,200     42,185
    Shanghai Electric Group Co., Ltd., Class H...........   322,000    112,599
#   Shanghai Fosun Pharmaceutical Group Co., Ltd., Class
      H..................................................   144,500    442,467
#*  Shanghai Fudan Microelectronics Group Co., Ltd.,
      Class H............................................    58,000     58,245
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.,
      Ltd., Class H......................................   111,000     67,463
    Shanghai Haohai Biological Technology Co., Ltd.,
      Class H............................................     8,600     42,336
    Shanghai Industrial Holdings, Ltd....................   221,000    465,477
    Shanghai Industrial Urban Development Group, Ltd.....   894,000    151,237
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd., Class H......................................   646,000    163,540
    Shanghai La Chapelle Fashion Co., Ltd., Class H......    33,800     24,270
    Shanghai Pharmaceuticals Holding Co., Ltd., Class H..   184,200    393,069
*   Shanghai Prime Machinery Co., Ltd., Class H..........   410,000     59,281
*   Shanghai Zendai Property, Ltd........................ 2,745,000     44,229
    Shengjing Bank Co., Ltd., Class H....................    63,000     27,797
*   Shengli Oil & Gas Pipe Holdings, Ltd.................   262,500      3,317
    Shenguan Holdings Group, Ltd.........................   446,000     25,214
    Shenzhen Expressway Co., Ltd., Class H...............   210,000    238,292
    Shenzhen International Holdings, Ltd.................   568,788  1,104,919
#   Shenzhen Investment, Ltd............................. 1,603,568    559,365
    Shenzhou International Group Holdings, Ltd...........   102,000  1,201,085
    Shimao Property Holdings, Ltd........................   809,500  2,305,176
    Shougang Fushan Resources Group, Ltd................. 1,224,000    260,397
    Shui On Land, Ltd.................................... 1,702,656    421,955

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
*   Shunfeng International Clean Energy, Ltd.............   974,000 $   64,543
    Sichuan Expressway Co., Ltd., Class H................   266,000     85,321
    Sihuan Pharmaceutical Holdings Group, Ltd............ 1,779,000    375,634
    SIM Technology Group, Ltd............................   400,000     18,136
    Sino Biopharmaceutical, Ltd.......................... 2,061,497  1,743,900
*   Sino Haijing Holdings, Ltd...........................   720,000      5,531
*   Sino Oil And Gas Holdings, Ltd.......................   516,999      9,180
#*  Sinofert Holdings, Ltd............................... 1,194,000    140,435
    Sino-Ocean Group Holding, Ltd........................ 1,439,332    707,447
    Sinopec Engineering Group Co., Ltd., Class H.........   403,500    396,628
    Sinopec Kantons Holdings, Ltd........................   468,000    214,792
*   Sinopec Oilfield Service Corp., Class H, Class H.....   372,000     31,859
    Sinopec Shanghai Petrochemical Co., Ltd., Sponsored
      ADR................................................     4,550    217,672
    Sinopec Shanghai Petrochemical Co., Ltd., Class H.... 1,358,000    645,239
    Sinopharm Group Co., Ltd., Class H...................   266,800  1,192,349
    Sinosoft Technology Group, Ltd.......................   416,000    115,899
    Sinotrans, Ltd., Class H.............................   858,000    395,023
    Sinotruk Hong Kong, Ltd..............................   434,500    804,771
    Skyfame Realty Holdings, Ltd......................... 1,636,000    267,573
    Skyworth Digital Holdings, Ltd.......................   896,196    269,170
#*  SMI Holdings Group, Ltd..............................   466,400    104,309
*   SOHO China, Ltd...................................... 1,160,000    470,557
*   Sohu.com, Ltd., ADR..................................     5,447    112,753
#*  Southern Energy Holdings Group, Ltd..................    82,000    111,051
*   Sparkle Roll Group, Ltd..............................   624,000     31,512
    Springland International Holdings, Ltd...............   378,000     75,752
*   SPT Energy Group, Inc................................   416,000     26,120
*   SRE Group, Ltd....................................... 2,440,285     40,553
    SSY Group, Ltd....................................... 1,141,042  1,028,247
*   Strong Petrochemical Holdings, Ltd...................   132,000      7,904
    Suchuang Gas Corp., Ltd..............................    50,000     16,477
    Sun Art Retail Group, Ltd............................ 1,174,000  1,166,860
    Sun King Power Electronics Group.....................   144,000     20,056
    Sunac China Holdings, Ltd............................   500,000  1,991,454
    Sunny Optical Technology Group Co., Ltd..............   140,600  1,395,339
#*  Sunshine 100 China Holdings, Ltd.....................   217,000     46,807
*   Superb Summit International Group, Ltd...............    55,000      7,675
#   Symphony Holdings, Ltd...............................   450,000     58,640
*   TAL Education Group, ADR.............................    34,138  1,059,302
    Tang Palace China Holdings, Ltd......................    88,000     13,410
    Tarena International, Inc., ADR......................     6,628     43,480
    TCL Electronics Holdings, Ltd........................   276,000    131,306
*   Tech Pro Technology Development, Ltd................. 2,780,000      4,535
*   Technovator International, Ltd.......................   204,000     31,294
    Ten Pao Group Holdings, Ltd..........................   196,000     15,287
    Tencent Holdings, Ltd................................   220,100  9,797,660
*   Tenwow International Holdings, Ltd...................   286,000     10,387
    Texhong Textile Group, Ltd...........................   214,000    286,957
    Tian An China Investment Co., Ltd....................   141,000     77,541
    Tian Ge Interactive Holdings, Ltd....................   191,000     79,560
#   Tian Shan Development Holding, Ltd...................    66,000     20,661
#   Tiangong International Co., Ltd......................   310,000     65,676
*   Tianjin Capital Environmental Protection Group Co.,
      Ltd., Class H......................................    94,000     37,316
    Tianjin Port Development Holdings, Ltd............... 1,134,000    133,372
#   Tianneng Power International, Ltd....................   522,000    487,229
    Tianyun International Holdings, Ltd..................    70,000     10,449
*   Tibet Water Resources, Ltd...........................   498,000    181,563
    Tingyi Cayman Islands Holding Corp...................   826,000  1,150,329
    Tomson Group, Ltd....................................   296,503     90,469

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
CHINA -- (Continued)
#   Tong Ren Tang Technologies Co., Ltd., Class H........   339,000 $  456,084
    Tongda Group Holdings, Ltd........................... 1,720,000    233,713
    Tonly Electronics Holdings, Ltd......................    31,200     23,298
#   Top Spring International Holdings, Ltd...............   107,600     35,411
*   Tou Rong Chang Fu Group, Ltd.........................   856,000      4,832
    Towngas China Co., Ltd...............................   240,593    191,739
    TPV Technology, Ltd..................................   292,000     40,594
    TravelSky Technology, Ltd., Class H..................   165,471    449,455
    Trigiant Group, Ltd..................................   360,000     55,320
*   Truly International Holdings, Ltd....................   608,000     80,340
#   Tsaker Chemical Group, Ltd...........................    17,500      3,443
    Tsingtao Brewery Co., Ltd., Class H..................    12,000     52,805
*   Tuniu Corp., Sponsored ADR...........................     4,080     18,768
    Uni-President China Holdings, Ltd....................   658,400    586,187
    United Energy Group, Ltd............................. 4,484,000    698,716
    Vinda International Holdings, Ltd....................    81,000    142,000
*   Vipshop Holdings, Ltd., ADR..........................   107,602    827,459
    Wanguo International Mining Group, Ltd...............    38,000      8,498
    Want Want China Holdings, Ltd........................ 1,799,000  1,457,936
    Wasion Holdings, Ltd.................................   250,000    131,145
*   Weibo Corp., Sponsored ADR...........................     5,426    329,141
    Weichai Power Co., Ltd., Class H..................... 1,186,880  1,601,857
    West China Cement, Ltd............................... 1,698,000    243,178
    Wisdom Education International Holdings Co., Ltd.....   302,000    123,395
    Wisdom Sports Group..................................   182,000     12,609
#   Xiabuxiabu Catering Management China Holdings Co.,
      Ltd................................................   307,500    446,707
    Xiamen International Port Co., Ltd., Class H.........   500,000     77,200
*   Xinchen China Power Holdings, Ltd....................   156,000      8,587
    Xingda International Holdings, Ltd...................   437,258    127,210
    Xingfa Aluminium Holdings, Ltd.......................    48,000     33,276
    Xinghua Port Holdings, Ltd...........................    53,750      6,522
    Xinjiang Goldwind Science & Technology Co., Ltd.,
      Class H............................................   199,880    240,747
*   Xinjiang Xinxin Mining Industry Co., Ltd., Class H...   228,000     21,030
    Xinyi Solar Holdings, Ltd............................ 1,781,215    749,239
    Xinyuan Real Estate Co., Ltd., ADR...................    18,434     88,115
    Xtep International Holdings, Ltd.....................   269,500    174,294
#   Yadea Group Holdings, Ltd............................   606,000    233,159
*   Yanchang Petroleum International, Ltd................ 1,360,000     11,144
#   Yangtze Optical Fibre and Cable Joint Stock, Ltd.
      Co., Class H.......................................    92,500    286,008
    Yanzhou Coal Mining Co., Ltd., Class H............... 1,322,000  1,215,427
*   Yashili International Holdings, Ltd..................   394,000     67,044
#   Yeebo International Holdings, Ltd....................   106,000     15,041
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd.,
      Class H............................................    61,600    250,869
    Yida China Holdings, Ltd.............................   110,000     34,403
#   Yihai International Holding, Ltd.....................   213,000    653,544
    Yip's Chemical Holdings, Ltd.........................    96,000     30,269
    Yirendai, Ltd., ADR..................................     8,553     95,537
#*  Youyuan International Holdings, Ltd..................   259,510     95,974
*   YuanShengTai Dairy Farm, Ltd.........................   393,000      8,945
    Yuexiu Property Co., Ltd............................. 3,513,720    683,026
    Yuexiu Transport Infrastructure, Ltd.................   172,639    133,214
    Yum China Holdings, Inc..............................    24,388    888,943
    Yunnan Water Investment Co., Ltd., Class H...........   140,000     39,724
    Yuzhou Properties Co., Ltd........................... 1,096,027    543,963
*   YY, Inc., ADR........................................    12,988    901,757
    Zhaojin Mining Industry Co., Ltd., Class H...........   105,000    110,225
    Zhejiang Expressway Co., Ltd., Class H...............   416,000    428,321
#*  Zhong An Real Estate, Ltd............................ 1,486,000     59,820
    Zhongsheng Group Holdings, Ltd.......................   342,000    615,944

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
CHINA -- (Continued)
#   Zhongyu Gas Holdings, Ltd............................   213,666 $    223,475
    Zhou Hei Ya International Holdings Co., Ltd..........   357,000      160,802
*   Zhuguang Holdings Group Co., Ltd.....................   234,000       39,149
    Zhuhai Holdings Investment Group, Ltd................   304,000       37,776
    Zhuzhou CRRC Times Electric Co., Ltd., Class H.......    38,400      213,605
    Zijin Mining Group Co., Ltd., Class H................ 3,065,000    1,150,267
    Zoomlion Heavy Industry Science and Technology Co.,
      Ltd., Class H......................................   713,400      290,245
*   ZTE Corp., Class H...................................    20,204       40,965
    ZTO Express Cayman, Inc., ADR........................    42,161      721,796
                                                                    ------------
TOTAL CHINA..............................................            280,367,570
                                                                    ------------
COLOMBIA -- (0.1%)
    Almacenes Exito SA...................................    90,627      411,543
    Banco de Bogota SA...................................     4,740       91,289
    Bancolombia SA, Sponsored ADR........................     9,037      403,050
    Bancolombia SA.......................................    24,037      258,098
    Celsia SA ESP........................................    89,300      123,237
    Cementos Argos SA....................................    61,910      161,106
*   CEMEX Latam Holdings SA..............................    37,434       52,564
*   Corp. Financiera Colombiana SA.......................    17,502      107,097
    Ecopetrol SA, Sponsored ADR..........................    10,314      194,419
    Ecopetrol SA.........................................   356,765      335,508
*   Empresa de Telecomunicaciones de Bogota..............    40,000        3,195
    Grupo Argos SA.......................................    49,472      295,717
    Grupo Aval Acciones y Valores SA, ADR................     5,281       36,597
    Grupo de Inversiones Suramericana SA.................    30,393      337,504
*   Grupo Energia Bogota SA ESP..........................    47,042       28,937
    Grupo Nutresa SA.....................................    22,661      193,695
    Interconexion Electrica SA ESP.......................    72,437      324,742
                                                                    ------------
TOTAL COLOMBIA...........................................              3,358,298
                                                                    ------------
CZECH REPUBLIC -- (0.1%)
    CEZ A.S..............................................    28,526      720,094
    Komercni banka A.S...................................     1,590       64,108
    Moneta Money Bank A.S................................   291,890      992,816
    O2 Czech Republic A.S................................     6,416       69,589
    Philip Morris CR A.S.................................       100       64,305
                                                                    ------------
TOTAL CZECH REPUBLIC.....................................              1,910,912
                                                                    ------------
DENMARK -- (1.2%)
*   ALK-Abello A.S.......................................     2,691      416,100
    Alm Brand A.S........................................    29,776      256,310
    Ambu A.S., Class B...................................    45,670    1,216,667
    AP Moller - Maersk A.S., Class A.....................       333      415,723
    AP Moller - Maersk A.S., Class B.....................       571      763,647
*   Bang & Olufsen A.S...................................    14,114      207,380
    BankNordik P/F.......................................       590        9,897
*   Bavarian Nordic A.S..................................    13,068      304,484
    Brodrene Hartmann A.S................................     1,220       52,009
    Carlsberg A.S., Class B..............................    14,616    1,673,300
    Chr Hansen Holding A.S...............................    22,719    2,157,529
    Coloplast A.S., Class B..............................     4,894      447,063
    Columbus A.S.........................................    35,018       71,019
*   D/S Norden A.S.......................................    14,643      204,630
    Danske Bank A.S......................................    48,182      892,686
    DFDS A.S.............................................    13,198      623,088
    DSV A.S..............................................    53,241    4,249,074
    FLSmidth & Co. A.S...................................    17,175      805,000

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------ -----------
DENMARK -- (Continued)
*   Genmab A.S...........................................  4,103 $   598,110
    GN Store Nord A.S.................................... 52,868   2,278,951
    H Lundbeck A.S....................................... 23,106   1,014,580
*   H+H International A.S., Class B......................  8,326     130,640
    IC Group A.S.........................................  2,723      18,108
    ISS A.S.............................................. 67,083   1,901,185
    Jeudan A.S...........................................    517      75,836
    Jyske Bank A.S....................................... 31,317   1,174,798
    Matas A.S............................................ 16,327     185,423
*   Nilfisk Holding A.S.................................. 21,080     779,165
*   NKT A.S.............................................. 11,345     205,343
    NNIT A.S.............................................  4,966     143,099
    Novo Nordisk A.S., Sponsored ADR..................... 20,820     978,956
    Novo Nordisk A.S., Class B........................... 61,513   2,882,873
    Novozymes A.S., Class B.............................. 27,608   1,154,489
    Orsted A.S...........................................  5,777     417,461
    Pandora A.S.......................................... 25,243   1,096,242
    Parken Sport & Entertainment A.S.....................  1,975      28,586
    Per Aarsleff Holding A.S.............................  8,908     293,907
    Ringkjoebing Landbobank A.S.......................... 11,272     603,362
    Rockwool International A.S., Class A.................    103      23,990
    Rockwool International A.S., Class B.................  3,041     815,645
    Royal Unibrew A.S.................................... 28,321   2,132,948
    RTX A.S..............................................  3,391      88,876
*   Santa Fe Group A.S................................... 25,083      50,496
    Scandinavian Tobacco Group A.S., Class A.............  3,329      43,069
    Schouw & Co., A.S....................................  6,043     489,054
    SimCorp A.S.......................................... 12,571     992,128
    Solar A.S., Class B..................................  2,756     116,550
    Spar Nord Bank A.S................................... 38,758     329,028
    Sydbank A.S.......................................... 29,936     691,965
    Tivoli A.S...........................................     80       7,909
*   TK Development A.S................................... 52,779      37,112
    Topdanmark A.S....................................... 28,136   1,340,522
    Tryg A.S............................................. 40,391   1,030,509
    Vestas Wind Systems A.S.............................. 46,419   3,837,144
*   Vestjysk Bank A.S....................................  5,218       1,881
*   William Demant Holding A.S........................... 32,505   1,026,855
*   Zealand Pharma A.S...................................  4,248      61,623
                                                                 -----------
TOTAL DENMARK............................................         43,844,024
                                                                 -----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt S.A.E., GDR...... 30,188     146,695
    Commercial International Bank Egypt S.A.E., GDR......  5,222      25,353
                                                                 -----------
TOTAL EGYPT..............................................            172,048
                                                                 -----------
FINLAND -- (1.3%)
    Ahlstrom-Munksjo Oyj................................. 12,664     197,351
    Aktia Bank Oyj....................................... 18,242     198,387
    Alma Media Oyj.......................................  8,042      53,722
    Amer Sports Oyj...................................... 58,984   2,618,173
    Asiakastieto Group Oyj...............................    518      13,454
    Aspo Oyj.............................................  6,086      61,721
    Atria Oyj............................................  6,165      58,376
*   BasWare Oyj..........................................  1,070      44,830
    Bittium Oyj.......................................... 13,056     112,073
    Cargotec Oyj, Class B................................ 16,310     545,235
*   Caverion Oyj.........................................  4,627      28,367

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
FINLAND -- (Continued)
    Citycon Oyj..........................................  78,959 $   161,485
    Cramo Oyj............................................  20,921     399,727
    Elisa Oyj............................................  40,076   1,676,681
    Finnair Oyj..........................................  32,899     275,959
    Fiskars Oyj Abp......................................  12,081     227,712
    Fortum Oyj...........................................  80,365   1,826,530
    F-Secure Oyj.........................................  26,205      77,895
    HKScan Oyj, Class A..................................  20,409      46,468
    Huhtamaki Oyj........................................  57,915   1,908,849
    Kemira Oyj...........................................  57,596     700,528
    Kesko Oyj, Class A...................................   6,764     358,299
    Kesko Oyj, Class B...................................  30,024   1,727,661
    Kone Oyj, Class B....................................  22,183   1,078,605
    Konecranes Oyj.......................................  28,082     972,371
    Lassila & Tikanoja Oyj...............................  16,264     284,947
    Metsa Board Oyj......................................  94,015     684,354
    Metso Oyj............................................  60,875   1,790,840
    Neste Oyj............................................  50,918   4,665,115
    Nokia Oyj............................................ 215,395   1,360,791
    Nokia Oyj............................................ 150,663     947,879
    Nokian Renkaat Oyj...................................  63,102   2,099,355
    Olvi Oyj, Class A....................................   5,875     223,438
    Oriola Oyj, Class B..................................  72,809     181,182
    Orion Oyj, Class A...................................   6,846     241,501
    Orion Oyj, Class B...................................  29,127   1,029,669
    Outokumpu Oyj........................................ 158,239     683,887
*   Outotec Oyj..........................................  62,886     258,160
    Ponsse Oyj...........................................   3,609     113,356
    Poyry Oyj............................................   5,709      66,749
    Raisio Oyj, Class V..................................  45,572     139,946
    Ramirent Oyj.........................................  60,621     415,610
    Revenio Group Oyj....................................   4,968      84,634
    Sampo Oyj, Class A...................................  51,062   2,339,423
    Sanoma Oyj...........................................  46,713     454,025
    SRV Group Oyj........................................   3,551       7,778
*   Stockmann Oyj Abp (5462393), Class B.................  14,423      32,695
    Stora Enso Oyj, Sponsored ADR........................   1,800      24,228
    Stora Enso Oyj, Class R.............................. 228,200   3,069,815
    Teleste Oyj..........................................   1,219       9,301
    Tieto Oyj............................................  30,620     878,240
    Tikkurila Oyj........................................  14,048     212,010
    Tokmanni Group Corp..................................  24,997     244,062
    UPM-Kymmene Oyj...................................... 210,965   6,126,790
    Uponor Oyj...........................................  20,385     232,040
    Vaisala Oyj, Class A.................................   4,788     100,586
    Valmet Oyj...........................................  66,924   1,507,846
    Wartsila Oyj Abp.....................................  78,602   1,283,465
    YIT Oyj..............................................  69,158     447,194
                                                                  -----------
TOTAL FINLAND............................................          47,611,370
                                                                  -----------
FRANCE -- (5.6%)
    ABC arbitrage........................................   3,527      24,890
    Accor SA.............................................  19,369     842,377
    Actia Group..........................................   5,948      22,985
    Aeroports de Paris...................................   3,235     618,858
*   Air France-KLM....................................... 123,806   1,557,410
    Air Liquide SA.......................................  21,194   2,572,940
    Airbus SE............................................  24,049   2,771,887
    Akka Technologies....................................   4,943     309,986

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
FRANCE -- (Continued)
    AKWEL................................................   7,357 $  132,513
    Albioma SA...........................................  13,656    306,119
    Alstom SA............................................  35,331  1,421,354
    Alten SA.............................................  13,489  1,292,701
    Altran Technologies SA...............................  94,678    894,401
*   Amplitude Surgical SAS...............................   2,916     10,998
    Amundi SA............................................   9,644    554,887
    APRIL SA.............................................   3,950     95,353
    Arkema SA............................................  34,719  3,289,536
    Assystem SA..........................................   3,590    116,569
    Atos SE..............................................  22,770  2,076,163
    Aubay................................................   4,079    145,518
    AXA SA, Sponsored ADR................................   5,414    125,605
    AXA SA............................................... 171,463  3,976,256
    Axway Software SA....................................   1,805     26,825
*   Baikowski SAS........................................     356      5,965
    Bastide le Confort Medical...........................   1,997     66,668
    Beneteau SA..........................................  15,434    218,737
    Bigben Interactive...................................   4,143     48,395
    BioMerieux...........................................  13,206    932,437
    BNP Paribas SA.......................................  91,842  4,328,143
    Boiron SA............................................   3,208    177,219
    Bollore SA........................................... 143,339    591,291
    Bonduelle SCA........................................   8,947    322,159
#*  Bourbon Corp.........................................  20,509     79,832
    Bouygues SA..........................................  74,295  2,629,539
    Bureau Veritas SA....................................  39,356    874,330
    Burelle SA...........................................      26     29,120
    Capgemini SE.........................................  25,342  2,798,651
    Carrefour SA......................................... 177,125  3,502,798
#   Casino Guichard Perrachon SA.........................  22,347  1,099,547
    Catering International Services......................     977     12,191
*   Cegedim SA...........................................     878     24,987
*   CGG SA...............................................  98,613    185,325
    Chargeurs SA.........................................  10,627    235,025
    Cie de Saint-Gobain..................................  99,292  3,426,367
    Cie des Alpes........................................   4,817    133,988
    Cie Generale des Etablissements Michelin SCA.........  50,834  5,521,685
    Cie Plastic Omnium SA................................  34,079    937,172
    CNP Assurances.......................................  31,967    726,255
*   Coface SA............................................  48,505    445,484
    Credit Agricole SA...................................  96,407  1,101,105
    Danone SA, Sponsored ADR.............................     600      8,742
    Danone SA............................................  35,484  2,582,233
    Dassault Aviation SA.................................      74    110,029
    Dassault Systemes SE.................................   4,673    585,674
    Dassault Systemes SE, Sponsored ADR..................   1,228    154,243
    Derichebourg SA......................................  59,500    271,363
    Devoteam SA..........................................   2,730    319,468
    Edenred..............................................  55,353  2,241,621
    Eiffage SA...........................................  40,066  3,753,630
    Electricite de France SA............................. 143,748  2,379,390
    Elior Group SA.......................................  59,862    842,648
    Elis SA..............................................  30,453    492,616
    Engie SA............................................. 166,950  2,676,428
    Eramet...............................................   6,101    425,106
    EssilorLuxottica SA..................................  19,705  2,496,211
    Esso SA Francaise....................................   1,602     62,459
*   Etablissements Maurel et Prom........................  14,004     55,209

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
FRANCE -- (Continued)
    Eurofins Scientific SE...............................   3,531 $1,419,065
    Euronext NV..........................................  21,464  1,322,216
    Europcar Mobility Group..............................  60,208    529,893
    Eutelsat Communications SA........................... 110,664  2,346,817
    Exel Industries, Class A.............................     538     43,853
    Faurecia SA..........................................  44,559  1,949,432
    Fleury Michon SA.....................................     371     19,014
*   Fnac Darty S.A. (V7VQL46)............................   9,467    666,747
*   Fnac Darty SA (BLRZL56)..............................   3,486    244,397
    Gaztransport Et Technigaz SA.........................   8,235    695,582
    Getlink SE........................................... 112,299  1,642,345
    GL Events............................................   7,370    147,893
    Groupe Crit..........................................   2,025    119,720
    Groupe Gorge.........................................     996     12,564
    Groupe Open..........................................   1,810     36,223
    Guerbet..............................................   3,868    250,470
    Haulotte Group SA....................................   3,630     35,419
    Hermes International.................................   1,334    799,453
*   HiPay Group SA.......................................   2,042     19,312
*   ID Logistics Group...................................     563     94,634
    Iliad SA.............................................   8,713    997,573
    Imerys SA............................................  14,893    784,683
    Ingenico Group SA....................................  32,079  1,748,555
    Interparfums SA......................................   2,868    143,605
    Ipsen SA.............................................   5,548    698,141
    IPSOS................................................  16,163    374,999
    Jacquet Metal Service SA.............................   7,553    142,485
    JCDecaux SA..........................................  20,354    603,020
    Kaufman & Broad SA...................................  12,599    508,389
    Kering SA............................................   3,152  1,580,799
    Korian SA............................................  23,247    826,876
    Lagardere SCA........................................  73,302  1,915,271
*   Latecoere SACA.......................................  35,844    128,256
    Laurent-Perrier......................................     664     71,577
    Le Belier............................................   1,492     57,796
    Lectra...............................................   9,150    213,188
    Legrand SA...........................................  32,156  1,905,128
    Linedata Services....................................   1,886     76,477
    LISI.................................................  11,986    379,511
    LNA Sante SA.........................................   3,110    169,349
    L'Oreal SA...........................................  10,579  2,549,804
    LVMH Moet Hennessy Louis Vuitton SE..................  19,567  6,277,097
    Maisons du Monde SA..................................   4,153    107,020
    Maisons France Confort SA............................   1,444     58,153
    Manitou BF SA........................................   3,065     93,371
    Manutan International................................     734     52,022
    Mersen SA............................................   7,318    239,408
*   METabolic EXplorer SA................................   7,442     12,880
    Metropole Television SA..............................  17,775    271,702
    Natixis SA........................................... 155,881    799,059
    Neopost SA...........................................  16,255    407,981
    Nexans SA............................................  27,605    825,236
    Nexity SA............................................  21,005    981,032
*   Nicox................................................   4,348     30,448
    NRJ Group............................................   7,044     59,327
    Oeneo SA.............................................  11,220    139,946
#*  Onxeo SA.............................................  18,755     19,478
    Orange SA, Sponsored ADR.............................  26,020    402,009
    Orange SA............................................ 418,276  6,487,625

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
FRANCE -- (Continued)
    Orpea................................................  12,466 $ 1,235,800
*   Parrot SA............................................   4,812      17,534
    Pernod Ricard SA.....................................   3,559     590,485
    Peugeot SA........................................... 246,391   6,198,063
*   Pierre & Vacances SA.................................   2,468      51,513
    Plastivaloire........................................   6,808      68,232
    PSB Industries SA....................................     356      13,070
    Publicis Groupe SA, ADR..............................   1,600      24,480
    Publicis Groupe SA...................................  53,774   3,283,437
    Rallye SA............................................  13,551     155,894
#*  Recylex SA...........................................   4,505      34,240
    Remy Cointreau SA....................................   1,503     174,541
    Renault SA...........................................  39,257   2,778,020
    Rexel SA............................................. 138,509   1,579,362
    Robertet SA..........................................      91      56,661
    Rothschild & Co......................................   3,717     122,950
    Rubis SCA............................................  24,023   1,433,961
    Safran SA............................................  13,595   1,786,235
    Sanofi, ADR..........................................  24,073   1,045,972
    Sanofi...............................................  47,351   4,115,648
    Sartorius Stedim Biotech.............................   6,240     687,807
    Savencia SA..........................................   1,864     123,630
    Schneider Electric SE................................  39,771   2,828,578
    Schneider Electric SE................................   1,444     102,871
    SCOR SE..............................................  48,935   2,059,173
    SEB SA...............................................   8,343   1,279,307
    Seche Environnement SA...............................     825      26,774
    SES SA............................................... 169,145   3,447,385
    Societe BIC SA.......................................  13,627   1,364,756
    Societe Generale SA..................................  61,042   1,903,259
    Societe Marseillaise du Tunnel Prado-Carenage SA.....   1,473      31,467
    Societe pour l'Informatique Industrielle.............     547      13,264
    Sodexo SA............................................  13,426   1,397,662
*   SOITEC...............................................   5,991     460,095
*   Solocal Group........................................ 184,554      95,015
    Somfy SA.............................................   2,141     169,163
    Sopra Steria Group...................................   7,385     746,782
    SPIE SA..............................................  44,758     674,046
*   Stallergenes Greer P.L.C.............................   1,462      50,774
    Stef SA..............................................   2,220     214,117
    STMicroelectronics NV................................ 184,506   2,943,617
    STMicroelectronics NV................................   8,672     137,364
    Suez.................................................  50,665     649,355
    Sword Group..........................................     998      36,452
    Synergie SA..........................................   6,848     211,684
    Tarkett SA...........................................  14,245     309,771
*   Technicolor SA....................................... 109,923     122,982
    Teleperformance......................................  19,032   3,275,425
    Television Francaise 1...............................  46,092     373,659
*   Tessi SA.............................................     313      57,295
    TFF Group............................................     204       9,415
    Thales SA............................................  13,781   1,524,031
    Thermador Groupe.....................................   1,308      74,320
    Total Gabon..........................................     219      31,183
    Total SA............................................. 265,004  14,527,816
    TOTAL SA, Sponsored ADR..............................   5,593     306,115
*   Touax SA.............................................      25         152
    Trigano SA...........................................   3,741     361,669
*   Ubisoft Entertainment SA.............................  39,703   3,523,501

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
FRANCE -- (Continued)
    Union Financiere de France BQE SA....................   1,268 $     32,246
    Valeo SA.............................................  38,034    1,189,841
#*  Vallourec SA......................................... 147,735      265,392
*   Valneva SE...........................................  14,422       55,644
    Veolia Environnement SA, ADR.........................  13,366      283,159
    Veolia Environnement SA..............................  39,060      825,168
    Vetoquinol SA........................................     532       31,439
    Vicat SA.............................................   9,130      456,565
    VIEL & Cie SA........................................  13,569       78,114
    Vilmorin & Cie SA....................................   3,102      201,569
    Vinci SA.............................................  37,019    3,257,316
*   Virbac SA............................................   1,348      189,738
    Vivendi SA...........................................  49,226    1,255,215
    Vranken-Pommery Monopole SA..........................     954       25,671
*   Worldline SA.........................................  10,140      543,719
                                                                  ------------
TOTAL FRANCE.............................................          198,240,566
                                                                  ------------
GERMANY -- (5.2%)
    1&1 Drillisch AG.....................................   1,452       60,414
    Aareal Bank AG.......................................  27,609      892,781
    Adidas AG............................................  14,103    3,355,683
    Adler Modemaerkte AG.................................   2,793       10,868
    ADO Properties SA....................................   7,560      453,823
*   ADVA Optical Networking SE...........................  17,734      151,547
*   AIXTRON SE...........................................  14,215      141,748
    All for One Steeb AG.................................     326       20,452
    Allgeier SE..........................................   1,637       56,134
    Allianz SE, Sponsored ADR............................  36,967      782,407
    Allianz SE...........................................  35,978    7,633,539
    Amadeus Fire AG......................................   1,962      195,904
    Aurubis AG...........................................  17,617      964,801
    Axel Springer SE.....................................  17,872    1,094,271
    BASF SE.............................................. 153,754   11,263,653
    Basler AG............................................     475       81,119
    Bauer AG.............................................   4,794       80,263
    Bayer AG.............................................  45,994    3,486,150
    Bayerische Motoren Werke AG..........................  73,155    6,163,335
    BayWa AG.............................................   6,697      182,941
    Bechtle AG...........................................  11,529      917,363
    Beiersdorf AG........................................   3,758      376,183
    Bertrandt AG.........................................   2,783      238,757
    Bijou Brigitte AG....................................   1,389       63,278
    Bilfinger SE.........................................  14,926      477,156
    Borussia Dortmund GmbH & Co. KGaA....................  62,002      637,896
    Brenntag AG..........................................  42,530    2,013,695
    CANCOM SE............................................   7,518      291,839
    Carl Zeiss Meditec AG................................   4,631      420,320
    CECONOMY AG..........................................  63,841      299,886
    CENIT AG.............................................   4,236       73,491
    CENTROTEC Sustainable AG.............................   3,714       49,349
    Cewe Stiftung & Co. KGAA.............................   4,034      355,246
    comdirect bank AG....................................   4,284       49,242
*   Commerzbank AG....................................... 278,749    2,006,260
    CompuGroup Medical SE................................   8,544      425,381
    Continental AG.......................................  17,357    2,743,038
    Corestate Capital Holding SA.........................   1,499       54,938
    Covestro AG..........................................  24,735    1,366,846
    CropEnergies AG......................................  10,662       61,321
    CTS Eventim AG & Co. KGaA............................  18,589      790,000

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
GERMANY -- (Continued)
    Daimler AG........................................... 200,918 $11,902,167
    Data Modul AG........................................     208      14,926
    Delticom AG..........................................     285       2,468
    Deutsche Bank AG.....................................   3,370      29,957
    Deutsche Bank AG..................................... 321,111   2,851,466
    Deutsche Boerse AG...................................  19,604   2,610,232
    Deutsche Lufthansa AG................................ 114,800   2,898,247
    Deutsche Pfandbriefbank AG...........................  65,289     737,432
    Deutsche Post AG.....................................  70,925   2,094,848
    Deutsche Telekom AG, Sponsored ADR................... 104,159   1,687,897
    Deutsche Telekom AG.................................. 519,957   8,454,945
    Deutsche Wohnen SE...................................  38,655   1,931,085
    Deutz AG.............................................  87,265     621,362
*   Dialog Semiconductor P.L.C...........................  24,152     706,120
    DIC Asset AG.........................................  15,311     172,871
    Diebold Nixdorf AG...................................   1,249      83,239
    DMG Mori AG..........................................   7,777     390,790
    Dr Hoenle AG.........................................   1,671      96,897
    Draegerwerk AG & Co. KGaA............................   1,428      68,914
    Duerr AG.............................................  32,270   1,321,717
    E.ON SE.............................................. 507,298   5,639,315
    Eckert & Ziegler AG..................................   1,137     124,354
    EDAG Engineering Group AG............................   3,791      69,702
    Elmos Semiconductor AG...............................   6,688     182,899
    ElringKlinger AG.....................................  14,246     125,382
    Energiekontor AG.....................................   2,187      36,110
    Evonik Industries AG.................................  49,194   1,345,384
*   Evotec AG............................................  32,102     753,806
    Fielmann AG..........................................   5,234     355,365
    First Sensor AG......................................   1,547      34,623
    Francotyp-Postalia Holding AG, Class A...............   5,764      23,525
    Fraport AG Frankfurt Airport Services Worldwide......  12,475     985,948
    Freenet AG...........................................  73,647   1,568,313
    Fresenius Medical Care AG & Co. KGaA.................  55,586   4,088,356
    Fresenius SE & Co. KGaA..............................  46,031   2,386,705
    Fuchs Petrolub SE....................................   8,523     374,246
    GEA Group AG.........................................  62,845   1,731,413
    Gerresheimer AG......................................  19,577   1,325,774
*   Gerry Weber International AG.........................  10,815       8,070
    Gesco AG.............................................   3,429      94,690
    GFT Technologies SE..................................  11,646     102,353
    Grammer AG...........................................     363      15,808
    Grand City Properties SA.............................  20,860     519,007
    GRENKE AG............................................   1,784     164,046
    H&R GmbH & Co. KGaA..................................   7,950      72,779
    Hamburger Hafen und Logistik AG......................  19,327     430,594
    Hannover Rueck SE....................................  10,082   1,455,172
    Hapag-Lloyd AG.......................................  12,549     316,828
    HeidelbergCement AG..................................  22,763   1,576,273
*   Heidelberger Druckmaschinen AG....................... 199,929     404,852
    Hella GmbH & Co KGaA.................................  23,981   1,090,840
    Henkel AG & Co. KGaA.................................   3,035     278,192
    Highlight Communications AG..........................   2,399      13,689
    Hochtief AG..........................................   2,930     438,232
*   HolidayCheck Group AG................................  21,701      72,035
    Hornbach Baumarkt AG.................................   3,936      85,660
    Hugo Boss AG.........................................  23,845   1,709,690
    Indus Holding AG.....................................   9,068     449,884
    Infineon Technologies AG............................. 108,778   2,419,600

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
GERMANY -- (Continued)
    Infineon Technologies AG, ADR........................  36,257 $  807,081
*   Innogy SE............................................   7,562    323,789
    Isra Vision AG.......................................   4,635    156,482
    IVU Traffic Technologies AG..........................   1,662     10,956
    Jenoptik AG..........................................  14,267    461,851
    K+S AG...............................................  85,387  1,662,887
    KION Group AG........................................  33,749  1,948,617
    Kloeckner & Co. SE...................................  38,611    288,579
    Koenig & Bauer AG....................................   7,720    366,451
    Krones AG............................................   4,409    368,755
    KSB SE & Co. KGaA....................................      38     12,800
    KWS Saat SE..........................................     722    228,037
    Lanxess AG...........................................  47,341  2,605,699
    LEG Immobilien AG....................................  17,625  2,070,433
    Leifheit AG..........................................   4,363    117,175
    Leoni AG.............................................  20,855    772,647
*   LPKF Laser & Electronics AG..........................   3,068     19,538
    MAN SE...............................................   3,309    342,080
*   Manz AG..............................................   1,394     38,720
*   Medigene AG..........................................   1,703     17,559
    Merck KGaA...........................................   6,784    712,314
    METRO AG............................................. 100,184  1,695,403
    MLP SE...............................................  17,980     88,439
    MTU Aero Engines AG..................................  18,748  4,042,860
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen...........................................  13,984  3,120,673
    Nemetschek SE........................................   6,346    814,465
    Nexus AG.............................................   1,365     41,441
*   Nordex SE............................................  29,160    332,612
    Norma Group SE.......................................  24,056  1,272,332
    OHB SE...............................................   3,082    115,819
    OSRAM Licht AG.......................................  23,763  1,011,163
    Paragon GmbH & Co. KGaA..............................     720     15,466
    Patrizia Immobilien AG...............................  13,502    300,759
*   Petro Welt Technologies AG...........................     617      3,592
    Pfeiffer Vacuum Technology AG........................   4,499    630,479
    PNE AG...............................................  35,221     95,892
    Progress-Werk Oberkirch AG...........................   1,010     34,562
    ProSiebenSat.1 Media SE..............................  57,703  1,030,031
    PSI Software AG......................................     550     10,053
    Puma SE..............................................     836    465,943
    Puma SE..............................................     198    110,256
*   QIAGEN NV............................................  21,558    796,217
    QSC AG...............................................  69,244    108,035
*   R Stahl AG...........................................     845     22,446
    Rational AG..........................................     800    501,840
    Rheinmetall AG.......................................  23,522  2,443,236
    RHOEN-KLINIKUM AG....................................   6,080    158,536
    RIB Software SE......................................   7,397    107,424
    RTL Group SA.........................................  14,244    779,121
    RWE AG...............................................  86,337  2,147,342
    S&T AG...............................................  16,765    383,186
    SAF-Holland SA.......................................  26,601    332,636
    Salzgitter AG........................................  17,700    534,767
    SAP SE, Sponsored ADR................................   9,200    951,464
    SAP SE...............................................  11,432  1,182,128
*   Schaltbau Holding AG.................................   2,053     44,668
    Schloss Wachenheim AG................................     321      6,346
    Scout24 AG...........................................   7,410    348,371
    Secunet Security Networks AG.........................     343     40,922

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
GERMANY -- (Continued)
*   Shop Apotheke Europe NV..............................     613 $     25,288
    SHW AG...............................................   2,328       53,560
    Siemens AG...........................................   8,011      879,590
    Siltronic AG.........................................   8,232      817,842
    Sixt Leasing SE......................................   4,387       67,919
    Sixt SE..............................................   7,904      719,167
    SMA Solar Technology AG..............................   4,385      111,052
*   SMT Scharf AG........................................   1,160       17,170
    Software AG..........................................  15,798      573,964
    Stabilus SA..........................................   6,680      417,273
    STRATEC SE...........................................     427       29,288
    Stroeer SE & Co. KGaA................................   8,998      504,137
    Suedzucker AG........................................  36,125      587,233
*   SUESS MicroTec SE....................................   5,781       67,903
    Surteco Group SE.....................................   2,923       83,319
    Symrise AG...........................................  17,987    1,494,017
    TAG Immobilien AG....................................  43,943    1,110,605
    Takkt AG.............................................  13,736      232,212
*   Talanx AG............................................  16,922      628,766
    Technotrans SE.......................................   2,553       84,239
*   Tele Columbus AG.....................................   1,021        2,983
    Telefonica Deutschland Holding AG.................... 157,503      552,182
    Thyssenkrupp AG......................................  31,780      564,797
    TLG Immobilien AG....................................  24,513      752,602
*   Tom Tailor Holding SE................................  14,326       35,022
    Traffic Systems SE...................................   1,003       19,264
    TUI AG...............................................  63,010      959,926
    Uniper SE............................................  50,512    1,464,682
    United Internet AG...................................  54,696    2,170,131
    VERBIO Vereinigte BioEnergie AG......................  11,970       95,750
    Volkswagen AG........................................   8,069    1,407,662
    Vonovia SE...........................................  31,355    1,575,861
    Vossloh AG...........................................   3,269      153,707
    Wacker Chemie AG.....................................   8,826      933,732
    Wacker Neuson SE.....................................  12,081      269,758
    Washtec AG...........................................   4,213      298,630
    Wirecard AG..........................................   9,575    1,587,706
    Wuestenrot & Wuerttembergische AG....................  11,676      220,179
    XING SE..............................................   1,082      324,063
*   Zalando SE...........................................   3,060       93,371
    Zeal Network SE......................................   4,420      111,259
                                                                  ------------
TOTAL GERMANY............................................          183,881,598
                                                                  ------------
GREECE -- (0.1%)
    Aegean Airlines SA...................................   4,941       43,042
*   Alpha Bank AE........................................   2,364        2,372
    Athens Water Supply & Sewage Co. SA..................   6,973       42,662
    Bank of Greece.......................................   2,794       42,555
*   Ellaktor SA..........................................  21,206       33,625
*   FF Group.............................................   3,954        9,051
    Fourlis Holdings SA..................................   8,683       43,310
*   GEK Terna Holding Real Estate Construction SA........  10,261       50,827
    Hellenic Exchanges - Athens Stock Exchange SA........  18,545       77,627
    Hellenic Petroleum SA................................  16,443      144,699
    Hellenic Telecommunications Organization SA..........  24,316      304,533
    Holding Co. ADMIE IPTO SA............................  13,423       24,232
*   Intralot SA-Integrated Lottery Systems & Services....  32,611       17,268
    JUMBO SA.............................................  22,397      366,011
*   Marfin Investment Group Holdings SA.................. 175,597       14,155

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
GREECE -- (Continued)
    Motor Oil Hellas Corinth Refineries SA...............    13,959 $  348,195
    Mytilineos Holdings SA...............................    23,447    221,547
*   National Bank of Greece SA...........................       245        275
    OPAP SA..............................................    17,826    174,399
*   Piraeus Bank SA......................................        28         19
    Piraeus Port Authority SA............................     2,736     46,069
*   Public Power Corp. SA................................    13,423     20,088
    Terna Energy SA......................................     9,557     65,306
    Titan Cement Co. SA..................................    10,553    237,034
                                                                    ----------
TOTAL GREECE.............................................            2,328,901
                                                                    ----------
HONG KONG -- (2.1%)
#   Agritrade Resources, Ltd............................. 1,445,000    294,042
    AIA Group, Ltd.......................................   812,000  7,331,958
    Allied Properties HK, Ltd............................   576,000    130,880
    Alltronics Holdings, Ltd.............................   126,000     19,269
*   Applied Development Holdings, Ltd....................   310,000     17,592
    APT Satellite Holdings, Ltd..........................   186,250     80,836
    Asia Financial Holdings, Ltd.........................    72,000     42,296
    Asia Satellite Telecommunications Holdings, Ltd......    39,000     27,145
    ASM Pacific Technology, Ltd..........................   134,200  1,445,907
    Associated International Hotels, Ltd.................    38,000    109,082
#   Bank of East Asia, Ltd. (The)........................   180,415    608,551
*   BeijingWest Industries International, Ltd............   166,000     16,117
    BOC Aviation, Ltd....................................    97,300    827,344
    BOC Hong Kong Holdings, Ltd..........................   338,000  1,306,005
    BOE Varitronix, Ltd..................................   151,000     39,065
*   Bonjour Holdings, Ltd................................   737,000     20,537
#   Bright Smart Securities & Commodities Group, Ltd.....   362,000     80,323
*   Brightoil Petroleum Holdings, Ltd.................... 1,089,000    208,165
*   Brockman Mining, Ltd.................................   896,780     20,652
*   Burwill Holdings, Ltd................................ 1,710,000     29,752
    Cafe de Coral Holdings, Ltd..........................   170,000    459,089
#   Camsing International Holding, Ltd...................    34,000     32,946
    Cathay Pacific Airways, Ltd..........................   250,000    384,859
    Century City International Holdings, Ltd.............   596,000     53,934
    CGN Mining Co., Ltd..................................   135,000      5,356
    Cheuk Nang Holdings, Ltd.............................    21,817     12,478
    Chevalier International Holdings, Ltd................    34,349     49,485
*   China Baoli Technologies Holdings, Ltd...............   177,500      7,263
    China Display Optoelectronics Technology Holdings,
      Ltd................................................   360,000     22,779
*   China Energy Development Holdings, Ltd............... 3,908,000     49,179
    China Everbright Greentech Ltd.......................    27,000     21,437
    China Flavors & Fragrances Co., Ltd..................   146,000     37,969
    China Goldjoy Group, Ltd............................. 1,144,000     54,968
    China New Higher Education Group Ltd.................   194,000     96,750
*   Chinlink International Holdings, Ltd.................   130,000     13,793
    Chong Hing Bank, Ltd.................................    19,000     33,128
    Chow Sang Sang Holdings International, Ltd...........   126,000    185,476
#   Chow Tai Fook Jewellery Group, Ltd...................   235,800    210,589
    Chuang's Consortium International, Ltd...............   532,000    112,703
    CITIC Telecom International Holdings, Ltd............   910,000    331,631
    CK Asset Holdings, Ltd...............................   208,260  1,753,300
    CK Hutchison Holdings, Ltd...........................   266,260  2,689,013
    CK Infrastructure Holdings, Ltd......................    82,000    662,058
    CK Life Sciences Intl Holdings, Inc.................. 1,286,000     69,041
    CLP Holdings, Ltd....................................    51,000    594,000
*   CMMB Vision Holdings, Ltd............................    68,000        791
    CNQC International Holdings, Ltd.....................   280,000     61,502

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
HONG KONG -- (Continued)
#*  Common Splendor International Health Industry Group,
      Ltd................................................   668,000 $   49,326
    Convenience Retail Asia, Ltd.........................    40,000     18,031
#   Cowell e Holdings, Inc...............................   882,000    123,229
*   CP Lotus Corp........................................    80,000        808
    Crocodile Garments...................................   177,000     18,090
    CSI Properties, Ltd.................................. 2,500,000    118,280
#   CW Group Holdings, Ltd...............................   210,000      4,638
    Dah Sing Banking Group, Ltd..........................   200,796    392,874
    Dah Sing Financial Holdings, Ltd.....................    69,100    383,004
    Eagle Nice International Holdings, Ltd...............   118,000     44,744
    Emperor International Holdings, Ltd..................   723,333    194,417
*   Energy International Investments Holdings, Ltd.......   400,000     10,190
#*  Esprit Holdings, Ltd................................. 1,144,982    238,106
    Fairwood Holdings, Ltd...............................    21,000     71,934
    Far East Consortium International, Ltd...............   751,479    335,568
#*  FIH Mobile, Ltd...................................... 1,523,000    165,594
    First Pacific Co., Ltd............................... 1,180,400    511,960
*   First Shanghai Investments, Ltd...................... 1,168,000     67,460
    Fountain SET Holdings, Ltd........................... 1,024,000    160,383
    Galaxy Entertainment Group, Ltd......................   196,000  1,364,677
    Get Nice Financial Group, Ltd........................    80,525      9,664
    Get Nice Holdings, Ltd............................... 8,543,000    316,283
    Giordano International, Ltd..........................   894,000    450,019
#*  Global Brands Group Holding, Ltd..................... 2,416,000    121,992
    Gold Peak Industries Holdings, Ltd...................   262,000     26,733
#*  Gold-Finance Holdings, Ltd...........................    62,000      2,608
    Goodbaby International Holdings, Ltd.................   373,000    115,547
*   Great Harvest Maeta Group Holdings, Ltd..............   127,500     30,414
    Guoco Group, Ltd.....................................     3,000     38,530
    Guotai Junan International Holdings, Ltd............. 1,456,000    255,806
    Haitong International Securities Group, Ltd.......... 1,034,724    363,869
    Hang Lung Group, Ltd.................................   244,000    717,056
    Hang Lung Properties, Ltd............................   286,000    626,238
    Hang Seng Bank, Ltd..................................    96,100  2,210,961
    Hanison Construction Holdings, Ltd...................   137,208     25,199
    Harbour Centre Development, Ltd......................    21,000     40,674
    Henderson Land Development Co., Ltd..................   175,988  1,000,442
#   HK Electric Investments & HK Electric Investments,
      Ltd................................................   259,000    264,236
    HKBN, Ltd............................................   209,000    323,109
    HKR International, Ltd...............................   331,760    161,918
    HKT Trust & HKT, Ltd................................. 1,040,000  1,533,754
    Hon Kwok Land Investment Co., Ltd....................    20,000      9,668
    Hong Kong & China Gas Co., Ltd.......................   324,112    704,310
    Hong Kong Exchanges & Clearing, Ltd..................    46,785  1,463,861
*   Hong Kong Finance Investment Holding Group, Ltd......   112,000     12,556
#   Hong Kong International Construction Investment
      Management Group Co.,..............................
    Ltd..................................................   148,000     45,107
*   Hong Kong Television Network, Ltd....................    66,000     23,286
    Hongkong & Shanghai Hotels, Ltd. (The)...............   203,307    287,696
    Honma Golf, Ltd......................................    12,500     12,737
    Hopewell Holdings, Ltd...............................   217,500  1,002,929
*   Hsin Chong Group Holdings, Ltd.......................   876,000      7,323
*   Huan Yue Interactive Holdings, Ltd...................    89,000      7,544
    Hutchison Telecommunications Hong Kong Holdings, Ltd.   527,000    208,810
    Hysan Development Co., Ltd...........................    97,000    504,774
#*  I-CABLE Communications, Ltd..........................   752,776      9,835
    IGG, Inc.............................................   274,000    416,778
    International Housewares Retail Co., Ltd.............   153,000     38,636
    IPE Group, Ltd.......................................   140,000     19,344

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
HONG KONG -- (Continued)
    IT, Ltd..............................................   312,000 $  168,863
#   ITC Properties Group, Ltd............................   186,285     49,892
    Jacobson Pharma Corp., Ltd...........................    88,000     17,739
    Johnson Electric Holdings, Ltd.......................   193,125    440,030
    Karrie International Holdings, Ltd...................   232,000     30,846
    Kerry Logistics Network, Ltd.........................   231,250    362,666
    Kerry Properties, Ltd................................   240,500    998,922
    Kingmaker Footwear Holdings, Ltd.....................   186,000     39,745
    Kingston Financial Group, Ltd........................ 1,169,000    340,660
    Kowloon Development Co., Ltd.........................   162,000    184,274
*   Kwan On Holdings, Ltd................................    70,000      4,458
    Lai Sun Development Co., Ltd.........................   131,380    219,325
*   Landing International Development, Ltd...............    70,800     23,416
    Li & Fung, Ltd....................................... 2,852,000    484,730
#   Lifestyle International Holdings, Ltd................   202,000    304,982
    Liu Chong Hing Investment, Ltd.......................    52,000     80,081
    L'Occitane International SA..........................   255,000    456,762
#   Luk Fook Holdings International, Ltd.................   162,000    470,911
    Lung Kee Bermuda Holdings............................    68,000     29,515
    Macau Legend Development, Ltd........................ 1,025,000    178,303
    Magnificent Hotel Investment, Ltd....................   500,000     11,225
    Man Wah Holdings, Ltd................................   884,400    417,177
*   Master Glory Group, Ltd..............................   394,860        906
*   Master Glory Group, Ltd.............................. 3,838,880      9,760
*   Maxnerva Technology Services, Ltd....................   154,000     16,394
    Mega Expo Holdings, Ltd..............................   225,000    115,850
#   Melco International Development, Ltd.................   433,000  1,016,065
    Melco Resorts & Entertainment, Ltd., ADR.............    11,953    257,946
    MGM China Holdings, Ltd..............................    89,200    173,196
#   Microport Scientific Corp............................    92,000     88,507
    Midland Holdings, Ltd................................   204,666     44,793
    Ming Fai International Holdings, Ltd.................   107,000     14,320
    Miramar Hotel & Investment...........................    42,000     85,688
    Modern Dental Group, Ltd.............................    41,000      7,071
*   Mongolian Mining Corp................................ 1,658,500     28,365
    MTR Corp., Ltd.......................................    63,266    353,832
    NagaCorp., Ltd.......................................   996,000  1,228,715
    Nameson Holdings, Ltd................................   412,000     34,616
    Nanfang Communication Holdings, Ltd..................    64,000     43,265
    National Electronics Hldgs...........................    30,800      4,280
*   Neo-Neon Holdings, Ltd...............................   560,500     51,452
*   NEW Concepts Holdings, Ltd...........................    40,000      6,671
*   New Sports Group, Ltd................................   227,000     13,312
#   New World Development Co., Ltd....................... 1,186,408  1,871,142
*   NewOcean Energy Holdings, Ltd........................   466,000    150,396
*   Nine Express, Ltd....................................   660,000     19,646
    NWS Holdings, Ltd....................................   303,508    694,102
*   Orange Sky Golden Harvest Entertainment Holdings,
       Ltd...............................................   515,000     19,410
*   Pacific Andes International Holdings, Ltd............ 1,128,607      3,941
    Pacific Basin Shipping, Ltd.......................... 1,924,000    382,045
    Pacific Textiles Holdings, Ltd.......................   537,000    468,347
    Paliburg Holdings, Ltd...............................   222,000     88,097
*   Paradise Entertainment, Ltd..........................   132,000     14,808
    PC Partner Group, Ltd................................    72,000     28,745
    PCCW, Ltd............................................ 2,208,511  1,314,702
    Perfect Shape Medical, Ltd...........................   180,000     46,662
    Pico Far East Holdings, Ltd..........................   396,000    147,387
    Polytec Asset Holdings, Ltd.......................... 2,130,200    228,988
    Power Assets Holdings, Ltd...........................    64,000    431,138

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
HONG KONG -- (Continued)
    Prada SpA............................................   116,500 $  385,550
    Public Financial Holdings, Ltd.......................   174,000     71,947
*   PYI Corp., Ltd....................................... 3,002,000     48,175
*   Realord Group Holdings, Ltd..........................    72,000     46,061
    Regal Hotels International Holdings, Ltd.............   170,000    109,120
#   Regina Miracle International Holdings, Ltd...........   104,000     85,687
#   Sa Sa International Holdings, Ltd....................   637,596    243,196
    Samsonite International SA...........................   529,500  1,574,741
    Sands China, Ltd.....................................    92,400    443,273
    SAS Dragon Holdings, Ltd.............................   216,000     66,235
    Shangri-La Asia, Ltd.................................   335,166    437,665
#   Shenwan Hongyuan HK, Ltd.............................   302,500     67,799
    Singamas Container Holdings, Ltd.....................   806,000    109,539
    Sino Land Co., Ltd...................................   534,514    961,209
    SITC International Holdings Co., Ltd.................   646,000    593,128
    Sitoy Group Holdings, Ltd............................   203,000     54,319
    SJM Holdings, Ltd....................................   695,301    734,329
    SmarTone Telecommunications Holdings, Ltd............   216,586    257,140
    Soundwill Holdings, Ltd..............................    32,000     45,898
*   South China Holdings Co., Ltd........................ 1,160,000     27,179
*   South Shore Holdings, Ltd............................   144,650      6,777
    Stella International Holdings, Ltd...................   173,500    216,828
#*  Summit Ascent Holdings, Ltd..........................   268,000     32,890
    Sun Hung Kai & Co., Ltd..............................   386,529    183,050
    Sun Hung Kai Properties, Ltd.........................   120,588  2,022,568
    SUNeVision Holdings, Ltd.............................   102,000     65,228
    Swire Pacific, Ltd., Class A.........................    98,000  1,160,635
    Swire Pacific, Ltd., Class B.........................   182,500    326,159
    Swire Properties, Ltd................................    75,600    295,080
    Tai Sang Land Development, Ltd.......................    20,710     13,391
*   Talent Property Group, Ltd........................... 1,845,000     13,861
    Tao Heung Holdings, Ltd..............................   144,000     24,621
    Techtronic Industries Co., Ltd.......................   312,500  1,824,233
    Television Broadcasts, Ltd...........................   117,000    218,732
    Texwinca Holdings, Ltd...............................   298,000    113,961
*   TFG International Group, Ltd.........................   592,000     21,651
    TK Group Holdings, Ltd...............................   130,000     68,400
*   TOM Group, Ltd.......................................   162,000     39,294
#*  Town Health International Medical Group, Ltd.........   320,000     28,138
    Tradelink Electronic Commerce, Ltd...................   268,000     41,433
    Transport International Holdings, Ltd................   115,976    334,127
*   Trinity, Ltd.........................................   416,000     18,112
*   TSC Group Holdings, Ltd..............................   199,000     11,842
    Tsui Wah Holdings, Ltd...............................   280,000     30,800
    United Laboratories International Holdings, Ltd.
      (The)..............................................   332,500    189,383
*   Up Energy Development Group, Ltd.....................   524,000      1,616
*   Value Convergence Holdings, Ltd......................   140,000      8,383
    Value Partners Group, Ltd............................   607,954    451,810
    Vanke Property Overseas, Ltd.........................     2,000      1,202
    Vantage International Holdings, Ltd..................   164,000     16,174
    Vedan International Holdings, Ltd....................   152,000     14,843
    Victory City International Holdings, Ltd............. 3,383,798     45,712
    Vitasoy International Holdings, Ltd..................   216,000    878,731
#   VPower Group International Holdings, Ltd.............    37,000     14,235
    VSTECS Holdings, Ltd.................................   329,600    158,444
    VTech Holdings, Ltd..................................    46,300    442,263
    Wai Kee Holdings, Ltd................................    26,000     14,212
*   Wan Kei Group Holdings, Ltd..........................    30,000      2,636
    WH Group, Ltd........................................ 2,346,500  2,012,208

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
HONG KONG -- (Continued)
    Wharf Holdings, Ltd. (The)........................... 193,000 $   583,343
    Wharf Real Estate Investment Co., Ltd................  60,000     410,459
    Wheelock & Co., Ltd.................................. 129,000     826,970
    Win Hanverky Holdings, Ltd........................... 316,000      37,770
    Wing On Co. International, Ltd.......................  32,000     106,370
    Wing Tai Properties, Ltd............................. 102,000      78,288
    Wynn Macau, Ltd...................................... 159,200     390,795
    Xinyi Glass Holdings, Ltd............................ 968,000   1,179,056
    YGM Trading, Ltd.....................................  20,000      18,785
    Yue Yuen Industrial Holdings, Ltd.................... 367,000   1,251,769
                                                                  -----------
TOTAL HONG KONG..........................................          75,773,134
                                                                  -----------
HUNGARY -- (0.1%)
    Magyar Telekom Telecommunications P.L.C.............. 155,376     262,559
    MOL Hungarian Oil & Gas P.L.C........................ 159,811   1,917,370
    OTP Bank P.L.C.......................................  27,352   1,128,367
    Richter Gedeon Nyrt..................................  31,722     677,460
                                                                  -----------
TOTAL HUNGARY............................................           3,985,756
                                                                  -----------
INDIA -- (2.7%)
*   3M India, Ltd........................................     176      49,846
*   5Paisa Capital, Ltd..................................   2,700       9,183
    Aarti Drugs, Ltd.....................................   1,438      11,861
    Aarti Industries, Ltd................................   9,729     222,803
    ABB India, Ltd.......................................   1,905      34,102
    Abbott India, Ltd....................................     554      62,754
    ACC, Ltd.............................................   8,130     162,680
    Adani Enterprises, Ltd...............................  72,180     138,570
*   Adani Gas, Ltd.......................................  72,180      93,625
*   Adani Green Energy, Ltd..............................  54,928      27,205
    Adani Ports & Special Economic Zone, Ltd............. 116,227     554,348
*   Adani Power, Ltd..................................... 452,504     296,623
*   Adani Transmissions, Ltd.............................  90,238     270,995
*   Aditya Birla Capital, Ltd............................  75,256      85,884
*   Aditya Birla Fashion and Retail, Ltd.................  73,294     216,492
    Advanced Enzyme Technologies, Ltd....................   7,364      17,251
    Aegis Logistics, Ltd.................................  36,650      98,283
    Agro Tech Foods, Ltd.................................     923       7,220
    AIA Engineering, Ltd.................................   8,732     196,683
    Ajanta Pharma, Ltd...................................  14,510     208,790
    Akzo Nobel India, Ltd................................   3,110      76,018
    Alembic Pharmaceuticals, Ltd.........................  23,017     192,106
    Alembic, Ltd.........................................  29,520      17,010
*   Allahabad Bank....................................... 132,993      84,848
    Allcargo Logistics, Ltd..............................  22,256      33,044
    Amara Raja Batteries, Ltd............................  17,627     186,303
    Ambuja Cements, Ltd..................................  93,361     276,095
*   Amtek Auto, Ltd......................................  48,317       2,034
    Anant Raj, Ltd.......................................  49,377      23,223
*   Andhra Bank.......................................... 145,832      51,571
*   Anveshan Heavy Engineering, Ltd......................   2,260       3,036
    Apar Industries, Ltd.................................   3,922      34,197
    APL Apollo Tubes, Ltd................................   2,717      43,020
    Apollo Hospitals Enterprise, Ltd.....................  12,140     226,548
    Apollo Tyres, Ltd.................................... 115,275     332,472
*   Arvind Fashions, Ltd.................................  12,204     169,548
    Arvind, Ltd..........................................  61,020      75,813
    Asahi India Glass, Ltd...............................   5,732      20,582

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    Ashiana Housing, Ltd.................................   3,289 $    5,317
    Ashok Leyland, Ltd................................... 336,401    387,261
    Ashoka Buildcon, Ltd.................................  27,197     45,722
    Asian Paints, Ltd....................................  15,640    310,103
    Astral Polytechnik, Ltd..............................   5,589     90,058
*   AstraZeneca Pharma India, Ltd........................     535     12,061
    Atul, Ltd............................................   3,454    168,575
    Aurobindo Pharma, Ltd................................ 141,654  1,566,626
    Automotive Axles, Ltd................................   1,974     31,458
    Avanti Feeds, Ltd....................................  12,883     64,641
*   Avenue Supermarts, Ltd...............................   3,397     65,822
*   Axis Bank, Ltd.......................................  55,413    563,104
    Bajaj Auto, Ltd......................................   6,148    222,043
*   Bajaj Corp., Ltd.....................................  12,055     60,008
    Bajaj Electricals, Ltd...............................  11,349     73,403
    Bajaj Finance, Ltd...................................  20,970    763,495
    Bajaj Finserv, Ltd...................................   2,353    202,692
*   Bajaj Hindusthan Sugar, Ltd.......................... 152,226     17,165
    Bajaj Holdings & Investment, Ltd.....................   8,622    345,855
    Balaji Amines, Ltd...................................   3,847     22,641
    Balaji Telefilms, Ltd................................   6,503      8,365
    Balkrishna Industries, Ltd...........................  28,906    331,338
*   Ballarpur Industries, Ltd............................  53,696      2,721
    Balmer Lawrie & Co., Ltd.............................  18,406     48,502
*   Balrampur Chini Mills, Ltd...........................  68,960     99,604
    Banco Products India, Ltd............................   7,652     18,236
*   Bank of Baroda....................................... 109,728    174,873
*   Bank of Maharashtra.................................. 113,699     23,551
    BASF India, Ltd......................................   2,175     41,710
    Bata India, Ltd......................................  13,096    206,874
    BEML, Ltd............................................   5,064     56,748
    Berger Paints India, Ltd.............................  74,368    332,945
    Bhansali Engineering Polymers, Ltd...................   9,545      9,204
    Bharat Electronics, Ltd.............................. 127,262    150,386
*   Bharat Financial Inclusion, Ltd......................  10,060    134,099
    Bharat Forge, Ltd....................................  69,568    481,357
    Bharat Heavy Electricals, Ltd........................ 183,307    166,774
    Bharat Petroleum Corp., Ltd..........................  65,079    318,703
    Bharti Airtel, Ltd................................... 323,307  1,391,555
    Bharti Infratel, Ltd.................................  56,897    237,567
    Biocon, Ltd..........................................  15,090    138,598
    Birla Corp., Ltd.....................................   9,430     64,400
    Bliss Gvs Pharma, Ltd................................  17,529     38,278
    Blue Dart Express, Ltd...............................     884     39,936
    Blue Star, Ltd.......................................   7,440     62,033
    Bodal Chemicals, Ltd.................................  23,330     35,310
    Bombay Dyeing & Manufacturing Co., Ltd...............  18,839     29,727
    Bosch, Ltd...........................................     341     90,791
    Brigade Enterprises, Ltd.............................  18,763     55,600
    Britannia Industries, Ltd............................   5,504    247,629
    Cadila Healthcare, Ltd...............................  41,130    184,587
    Can Fin Homes, Ltd...................................  21,581     76,773
*   Canara Bank..........................................  48,751    172,590
    Caplin Point Laboratories, Ltd.......................   7,571     39,011
    Carborundum Universal, Ltd...........................  15,179     74,390
    Care Ratings, Ltd....................................   7,161    100,094
    Castrol India, Ltd...................................  26,328     58,828
    CCL Products India, Ltd..............................  26,822    101,709
    Ceat, Ltd............................................   9,652    146,990

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
    Central Depository Services India, Ltd...............   5,627 $ 17,289
    Century Plyboards India, Ltd.........................  20,890   47,929
    Century Textiles & Industries, Ltd...................  10,971  122,861
    Cera Sanitaryware, Ltd...............................   1,807   62,253
    CESC, Ltd............................................  16,500  161,509
*   CG Power and Industrial Solutions, Ltd............... 155,965   82,850
    Chambal Fertilizers & Chemicals, Ltd.................  61,351  155,719
    Chennai Petroleum Corp., Ltd.........................  11,326   39,141
    Chennai Super Kings Cricket, Ltd.....................  65,357      388
    Cholamandalam Investment and Finance Co., Ltd........  16,445  271,462
    Cipla, Ltd...........................................  55,878  406,248
    City Union Bank, Ltd.................................  69,115  185,253
    Clariant Chemicals India, Ltd........................   2,206   12,019
    Coal India, Ltd......................................  14,698   46,341
    Cochin Shipyard, Ltd.................................   4,260   21,816
*   Coffee Day Enterprises, Ltd..........................   8,739   32,895
    Colgate-Palmolive India, Ltd.........................   9,498  171,329
    Container Corp. Of India, Ltd........................  20,224  186,514
    Coromandel International, Ltd........................  47,407  300,846
*   Corp. Bank...........................................  77,708   28,641
*   Cox & Kings Financial Service, Ltd...................  12,673   11,600
    Cox & Kings, Ltd.....................................  38,019   82,762
    CRISIL, Ltd..........................................   5,279  122,605
    Crompton Greaves Consumer Electricals, Ltd........... 113,428  340,293
    Cummins India, Ltd...................................   6,720   75,470
    Cyient, Ltd..........................................   9,584   82,073
    Dabur India, Ltd.....................................  35,944  226,275
    DB Corp., Ltd........................................  13,065   32,299
*   DB Realty, Ltd.......................................  37,981   13,732
    DCB Bank, Ltd........................................  72,691  182,761
    DCM Shriram, Ltd.....................................  19,899   95,160
    Deepak Fertilisers & Petrochemicals Corp., Ltd.......  13,545   22,247
    Deepak Nitrite, Ltd..................................   5,702   17,815
    Delta Corp., Ltd.....................................  30,239   98,836
*   DEN Networks, Ltd....................................  13,012   13,107
*   Dena Bank............................................  73,169   12,925
    Dewan Housing Finance Corp., Ltd.....................  71,561  136,434
    Dhampur Sugar Mills, Ltd.............................  12,251   28,984
    Dhanuka Agritech, Ltd................................   5,134   30,569
    Dilip Buildcon, Ltd..................................  14,499   65,412
    Dish TV India, Ltd...................................  76,802   25,474
*   Dishman Carbogen Amcis, Ltd..........................  18,379   53,302
    Divi's Laboratories, Ltd.............................  18,309  389,709
    DLF, Ltd............................................. 101,705  236,401
    Dr Lal PathLabs, Ltd.................................   2,861   43,285
    Dr Reddy's Laboratories, Ltd., ADR...................  12,143  463,741
    Dr Reddy's Laboratories, Ltd.........................   3,990  152,593
    Dynamatic Technologies, Ltd..........................   1,070   20,656
    eClerx Services, Ltd.................................   9,232  140,157
    Eicher Motors, Ltd...................................   2,071  554,979
    EID Parry India, Ltd.................................  27,218   78,164
    EIH, Ltd.............................................  28,044   79,479
    Electrosteel Castings, Ltd...........................  29,267    8,773
    Elgi Equipments, Ltd.................................   6,798   22,963
    Emami, Ltd...........................................  10,097   58,884
    Endurance Technologies, Ltd..........................   2,826   46,071
    Engineers India, Ltd.................................  44,869   71,498
*   Eris Lifesciences, Ltd...............................   1,066    9,494
*   Eros International Media, Ltd........................  10,555   11,462

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
    Escorts, Ltd.........................................  23,174 $216,474
    Essel Propack, Ltd...................................  44,938   69,527
    Eveready Industries India, Ltd.......................  14,260   43,039
    Excel Industries, Ltd................................   1,374   22,465
    Exide Industries, Ltd................................  88,368  282,720
*   FDC, Ltd.............................................  14,592   33,885
    Federal Bank, Ltd.................................... 377,941  456,652
*   Federal-Mogul Goetze India, Ltd......................   1,631   11,723
    FIEM Industries, Ltd.................................   2,558   17,731
    Finolex Cables, Ltd..................................  18,226  106,139
    Finolex Industries, Ltd..............................  15,310  110,354
    Firstsource Solutions, Ltd...........................  78,398   54,281
*   Fortis Healthcare, Ltd............................... 117,479  224,224
*   Future Enterprises, Ltd..............................  59,318   30,111
    Future Lifestyle Fashions, Ltd.......................   3,745   22,691
*   Future Retail, Ltd...................................  41,879  253,823
    Gabriel India, Ltd...................................  24,904   50,570
    GAIL India, Ltd...................................... 133,484  626,394
    Garware Technical Fibres, Ltd........................   1,870   29,755
    Gateway Distriparks, Ltd.............................  28,152   40,748
    Gati, Ltd............................................  16,078   16,764
*   Gayatri Projects, Ltd................................  23,512   57,009
    GE T&D India, Ltd....................................   5,381   22,362
    Geojit Financial Services, Ltd.......................  10,881    5,734
    GHCL, Ltd............................................  19,423   68,490
    GIC Housing Finance, Ltd.............................   8,499   28,689
    Gillette India, Ltd..................................     708   64,861
    GlaxoSmithKline Consumer Healthcare, Ltd.............     913   94,134
    GlaxoSmithKline Pharmaceuticals, Ltd.................   1,028   20,367
    Glenmark Pharmaceuticals, Ltd........................  42,344  389,389
    GM Breweries, Ltd....................................   1,739   12,347
*   GMR Infrastructure, Ltd.............................. 389,759   84,427
*   Godawari Power and Ispat, Ltd........................   2,473    8,070
    Godfrey Phillips India, Ltd..........................   3,450   45,123
    Godrej Agrovet, Ltd..................................   4,522   31,643
    Godrej Consumer Products, Ltd........................  26,532  265,440
    Godrej Industries, Ltd...............................   7,436   52,800
*   Godrej Properties, Ltd...............................   3,806   39,734
    Granules India, Ltd..................................  52,213   67,191
    Graphite India, Ltd..................................   6,521   52,027
    Grasim Industries, Ltd...............................  49,807  504,891
    Great Eastern Shipping Co., Ltd. (The)...............  24,793  105,428
    Greaves Cotton, Ltd..................................  40,207   69,708
    Greenply Industries, Ltd.............................  13,035   23,761
    Grindwell Norton, Ltd................................   6,294   47,764
    GRUH Finance, Ltd....................................  44,010  129,160
    Gujarat Alkalies & Chemicals, Ltd....................   9,984   71,680
    Gujarat Ambuja Exports, Ltd..........................  17,723   51,981
    Gujarat Fluorochemicals, Ltd.........................  12,560  153,072
    Gujarat Gas, Ltd.....................................  39,860   71,434
    Gujarat Industries Power Co., Ltd....................  13,913   14,531
    Gujarat Mineral Development Corp., Ltd...............  40,207   48,220
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd..  20,095   92,942
    Gujarat Pipavav Port, Ltd............................  52,222   62,279
    Gujarat State Fertilizers & Chemicals, Ltd...........  40,083   54,981
    Gujarat State Petronet, Ltd..........................  78,663  197,185
    Gulf Oil Lubricants India, Ltd.......................   2,500   32,064
*   GVK Power & Infrastructure, Ltd...................... 130,003   12,072
*   Hathway Cable & Datacom, Ltd.........................  68,907   31,068

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    Hatsun Agro Products, Ltd............................   3,308 $   30,735
    Hatsun Agro Products, Ltd............................     206      1,486
    Havells India, Ltd...................................  29,435    296,381
    HCL Technologies, Ltd................................  91,476  1,296,740
    HDFC Bank, Ltd.......................................  51,927  1,514,627
    HDFC Bank, Ltd., ADR.................................   2,000    196,440
*   HealthCare Global Enterprises, Ltd...................     498      1,395
    HEG, Ltd.............................................   1,495     50,582
    HeidelbergCement India, Ltd..........................  32,536     67,973
    Heritage Foods, Ltd..................................   4,050     28,357
    Hero MotoCorp, Ltd...................................   7,364    272,320
    Hexaware Technologies, Ltd...........................  47,982    230,218
    Hikal, Ltd...........................................  21,706     46,651
    HIL, Ltd.............................................     339      9,124
    Himachal Futuristic Communications, Ltd.............. 221,560     71,231
    Himadri Speciality Chemical, Ltd.....................  29,974     49,472
    Himatsingka Seide, Ltd...............................  24,860     70,337
    Hindalco Industries, Ltd............................. 220,088    648,892
    Hinduja Global Solutions, Ltd........................   1,337     11,795
    Hindustan Petroleum Corp., Ltd.......................  76,316    253,381
    Hindustan Unilever, Ltd..............................  15,268    377,188
    Honeywell Automation India, Ltd......................     588    176,126
*   Hotel Leela Venture, Ltd.............................  37,363      7,220
*   Housing Development & Infrastructure, Ltd............ 146,987     54,314
    Housing Development Finance Corp., Ltd...............  35,128    950,264
    HSIL, Ltd............................................  13,542     47,121
    I G Petrochemicals, Ltd..............................   2,442     10,389
    ICICI Bank, Ltd., Sponsored ADR......................  97,108    991,473
    ICICI Bank, Ltd......................................  50,380    258,984
    ICICI Prudential Life Insurance Co., Ltd.............  11,284     45,575
*   IDFC First Bank, Ltd................................. 688,563    437,953
    IDFC, Ltd............................................ 281,208    157,683
*   IFB Industries, Ltd..................................   1,731     19,373
*   IFCI, Ltd............................................ 304,825     58,047
    IIFL Holdings, Ltd...................................  67,491    412,128
*   IL&FS Transportation Networks, Ltd...................  35,448      3,723
    India Cements, Ltd. (The)............................  82,812     98,468
    India Glycols, Ltd...................................   2,704     10,029
    Indiabulls Housing Finance, Ltd......................  81,904    766,063
*   Indiabulls Real Estate, Ltd..........................  76,526     79,161
    Indiabulls Ventures, Ltd.............................  19,321     92,533
    Indiabulls Ventures, Ltd.............................   1,946      5,402
*   Indian Bank..........................................  37,162    118,090
    Indian Hotels Co., Ltd. (The)........................  80,106    160,571
    Indian Hume Pipe Co., Ltd............................   4,791     22,322
    Indian Oil Corp., Ltd................................ 107,240    207,078
*   Indian Overseas Bank................................. 226,331     43,821
    Indo Count Industries, Ltd...........................  24,075     15,723
    Indoco Remedies, Ltd.................................   4,041     10,446
    Indraprastha Gas, Ltd................................  51,880    206,838
    IndusInd Bank, Ltd...................................   6,438    136,319
    Infosys, Ltd., Sponsored ADR.........................  22,480    242,784
    Infosys, Ltd......................................... 521,326  5,497,063
    Ingersoll-Rand India, Ltd............................   4,075     33,771
*   Inox Leisure, Ltd....................................  24,804     90,492
*   Inox Wind, Ltd.......................................   8,782      8,423
*   Intellect Design Arena, Ltd..........................  15,315     38,977
*   International Paper APPM, Ltd........................   2,357     15,840
    Ipca Laboratories, Ltd...............................   9,259     99,483

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    IRB Infrastructure Developers, Ltd...................  48,779 $   99,525
    ITC, Ltd............................................. 152,874    598,852
    ITD Cementation India, Ltd...........................  18,292     30,146
    J Kumar Infraprojects, Ltd...........................  13,503     20,304
    Jagran Prakashan, Ltd................................  33,725     48,901
    Jai Corp., Ltd.......................................   9,299     13,311
    Jain Irrigation Systems, Ltd......................... 157,411    136,216
*   Jaiprakash Associates, Ltd........................... 548,665     51,140
*   Jaiprakash Power Ventures, Ltd....................... 482,655     12,648
*   Jammu & Kashmir Bank, Ltd. (The).....................  85,852     49,357
    Jamna Auto Industries, Ltd...........................  34,285     27,445
*   Jaypee Infratech, Ltd................................ 142,082      5,996
    JB Chemicals & Pharmaceuticals, Ltd..................   9,520     42,338
*   Jet Airways India, Ltd...............................   5,097     16,995
    Jindal Poly Films, Ltd...............................   3,631     12,684
    Jindal Saw, Ltd......................................  62,028     77,791
*   Jindal Stainless Hisar, Ltd..........................  23,161     25,624
*   Jindal Stainless, Ltd................................  30,116     11,627
*   Jindal Steel & Power, Ltd............................ 118,499    226,185
    JK Cement, Ltd.......................................   9,021     90,209
    JK Lakshmi Cement, Ltd...............................  11,318     47,126
    JK Paper, Ltd........................................  31,079     59,606
    JK Tyre & Industries, Ltd............................  29,960     38,317
    JM Financial, Ltd.................................... 125,477    137,073
    Johnson Controls-Hitachi Air Conditioning India,
       Ltd...............................................   1,603     40,240
*   JSW Energy, Ltd...................................... 171,454    161,578
    JSW Steel, Ltd....................................... 397,413  1,542,573
    JTEKT India, Ltd.....................................   9,992     13,691
    Jubilant Foodworks, Ltd..............................  17,406    310,530
    Jubilant Life Sciences, Ltd..........................  50,358    498,823
*   Just Dial, Ltd.......................................  16,908    114,267
    Jyothy Laboratories, Ltd.............................  17,934     46,463
    Kajaria Ceramics, Ltd................................  25,435    192,688
    Kalpataru Power Transmission, Ltd....................  24,528    126,740
    Kalyani Steels, Ltd..................................   8,223     23,379
    Kansai Nerolac Paints, Ltd...........................   7,181     44,537
    Karnataka Bank, Ltd. (The)...........................  67,981    114,919
    Karur Vysya Bank, Ltd. (The)......................... 155,581    193,565
    Kaveri Seed Co., Ltd.................................   9,051     76,243
    KCP, Ltd. (The)......................................  19,778     24,416
    KEC International, Ltd...............................  38,887    134,344
    KEI Industries, Ltd..................................  17,559     88,942
*   Kiri Industries, Ltd.................................   2,460     14,100
    Kirloskar Brothers, Ltd..............................  11,621     22,911
    Kitex Garments, Ltd..................................   9,492     13,833
    KNR Constructions, Ltd...............................  15,249     44,397
    Kolte-Patil Developers, Ltd..........................   8,231     30,532
    Kotak Mahindra Bank, Ltd.............................  21,270    376,467
*   KPIT Engineering, Ltd................................  55,541     68,489
    KPIT Technologies, Ltd...............................  55,541     88,950
    KPR Mill, Ltd........................................   6,530     48,361
    KRBL, Ltd............................................  25,948    122,389
    KSB, Ltd.............................................   1,172     11,544
    L&T Finance Holdings, Ltd............................ 214,800    398,578
    Lakshmi Machine Works, Ltd...........................     669     50,762
*   Lakshmi Vilas Bank, Ltd. (The).......................  57,782     53,039
    Larsen & Toubro Infotech, Ltd........................   1,192     29,543
    Larsen & Toubro, Ltd.................................  49,469    911,258
    Laurus Labs, Ltd.....................................   4,857     25,374

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    LG Balakrishnan & Bros, Ltd..........................   2,724 $   15,660
    LIC Housing Finance, Ltd............................. 161,907  1,029,078
    Linde India, Ltd.....................................   5,728     38,311
    LT Foods, Ltd........................................  41,893     22,934
    Lupin, Ltd...........................................  42,561    524,397
    Mahanagar Gas, Ltd...................................   7,906    102,540
    Maharashtra Seamless, Ltd............................   8,186     53,371
    Mahindra & Mahindra Financial Services, Ltd..........  73,854    422,889
    Mahindra & Mahindra, Ltd., GDR.......................   9,424     91,199
    Mahindra & Mahindra, Ltd............................. 137,617  1,321,216
*   Mahindra CIE Automotive, Ltd.........................  16,087     53,277
    Mahindra Holidays & Resorts India, Ltd...............  17,870     51,643
    Mahindra Lifespace Developers, Ltd...................   8,049     43,909
    Maithan Alloys, Ltd..................................   1,316      6,603
    Man Infraconstruction, Ltd...........................  22,903     10,996
    Manappuram Finance, Ltd.............................. 260,995    340,623
    Mangalore Refinery & Petrochemicals, Ltd.............  63,805     61,124
    Marico, Ltd..........................................  44,813    232,139
    Marksans Pharma, Ltd.................................  95,755     34,550
    Maruti Suzuki India, Ltd.............................   7,420    694,217
    Mastek, Ltd..........................................     349      2,021
*   Max Financial Services, Ltd..........................  31,154    175,587
*   Max India, Ltd.......................................  26,905     32,439
    Mayur Uniquoters, Ltd................................   5,050     26,475
    McLeod Russel India, Ltd.............................  24,846     33,898
    Meghmani Organics, Ltd...............................  40,612     31,368
    Merck, Ltd...........................................   2,147     99,889
    Minda Corp., Ltd.....................................  30,991     61,586
    Minda Industries, Ltd................................  17,744     69,550
    Mindtree, Ltd........................................  48,939    616,642
    Mirza International, Ltd.............................  11,206     11,615
    MM Forgings, Ltd.....................................   1,316      9,431
    MOIL, Ltd............................................  20,143     45,719
*   Morepen Laboratories, Ltd............................  39,894     11,294
    Motherson Sumi Systems, Ltd.......................... 126,669    251,104
    Motilal Oswal Financial Services, Ltd................  11,769    106,529
    Mphasis, Ltd.........................................  18,377    256,762
    MRF, Ltd.............................................     552    475,975
    Multi Commodity Exchange of India, Ltd...............   2,129     21,213
*   Muthoot Capital Services, Ltd........................   1,513     19,758
    Muthoot Finance, Ltd.................................  60,208    428,000
*   Nagarjuna Fertilizers & Chemicals, Ltd...............  69,051      8,284
*   Narayana Hrudayalaya, Ltd............................   4,102     10,867
    Natco Pharma, Ltd....................................  30,822    299,175
    National Aluminium Co., Ltd.......................... 176,645    147,058
    Nava Bharat Ventures, Ltd............................  45,002     67,933
    Navin Fluorine International, Ltd....................   3,575     31,495
*   Navkar Corp., Ltd....................................  12,761      8,207
    Navneet Education, Ltd...............................  29,594     44,054
    NBCC India, Ltd......................................  48,006     39,763
    NCC, Ltd............................................. 176,492    198,077
    NESCO, Ltd...........................................  10,419     65,663
    Nestle India, Ltd....................................   1,420    229,583
*   Neuland Laboratories, Ltd............................     504      3,772
    NHPC, Ltd............................................ 264,874     94,247
    NIIT Technologies, Ltd...............................  15,654    289,256
*   NIIT, Ltd............................................  19,862     23,292
    Nilkamal, Ltd........................................   2,477     47,184
    NLC India, Ltd.......................................  77,823     70,168

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
    NOCIL, Ltd...........................................  25,360 $ 52,084
    NRB Bearings, Ltd....................................  11,808   31,037
    NTPC, Ltd............................................  82,106  161,561
    Oberoi Realty, Ltd...................................  18,110  113,491
    Odisha Cement, Ltd...................................  22,775  331,442
    Oil & Natural Gas Corp., Ltd.........................  36,429   72,255
    Oil India, Ltd.......................................  25,071   58,971
    Omaxe, Ltd...........................................  14,260   42,726
    Oracle Financial Services Software, Ltd..............   2,808  150,108
    Orient Cement, Ltd...................................  19,771   20,493
    Orient Refractories, Ltd.............................   7,743   22,683
*   Oriental Bank of Commerce............................  51,930   70,428
    Page Industries, Ltd.................................     620  204,032
    Parag Milk Foods, Ltd................................  16,313   47,670
*   Patel Engineering, Ltd...............................  20,188    8,555
    PC Jeweller, Ltd.....................................  47,040   48,860
    Persistent Systems, Ltd..............................  14,462  123,720
    Petronet LNG, Ltd.................................... 302,389  968,144
    Pfizer, Ltd..........................................   2,484  106,152
    Phillips Carbon Black, Ltd...........................  27,109   66,976
    Phoenix Mills, Ltd.(The).............................  11,558   96,847
    PI Industries, Ltd...................................  29,390  358,156
    Pidilite Industries, Ltd.............................  11,368  179,201
    Piramal Enterprises, Ltd.............................  11,817  336,383
    PNB Housing Finance, Ltd.............................     581    7,377
    PNC Infratech, Ltd...................................  10,849   21,652
    Polyplex Corp., Ltd..................................   3,795   26,129
    Power Finance Corp., Ltd............................. 213,032  309,478
    Power Grid Corp. of India, Ltd.......................  75,063  199,450
    Power Mech Projects, Ltd.............................     840    9,916
*   Prabhat Dairy, Ltd...................................  11,670    9,805
    Praj Industries, Ltd.................................  38,085   70,363
*   Prakash Industries, Ltd..............................  18,220   22,106
    Prestige Estates Projects, Ltd.......................  50,862  143,114
*   Prime Focus, Ltd.....................................   5,458    4,279
    Prism Johnson, Ltd...................................   9,143    9,174
    Procter & Gamble Hygiene & Health Care, Ltd..........     870  121,459
    PTC India Financial Services, Ltd....................  51,751   10,836
    PTC India, Ltd.......................................  75,922   83,100
*   Punjab & Sind Bank...................................  15,909    6,343
*   Punjab National Bank................................. 176,290  192,830
    Puravankara, Ltd.....................................   6,796    6,868
    PVR, Ltd.............................................  10,800  244,288
    Radico Khaitan, Ltd..................................  10,457   60,333
    Rain Commodities, Ltd................................  51,180   85,969
    Rajesh Exports, Ltd..................................  26,295  225,156
    Rallis India, Ltd....................................  21,200   47,912
    Ramco Cements, Ltd. (The)............................  25,138  213,681
    Ramkrishna Forgings, Ltd.............................   5,499   37,658
*   Ramky Infrastructure, Ltd............................   9,315   17,840
    Rashtriya Chemicals & Fertilizers, Ltd...............  50,739   45,505
*   RattanIndia Power, Ltd............................... 305,973   15,573
    Raymond, Ltd.........................................  14,947  158,246
    RBL Bank, Ltd........................................  24,230  193,174
    REC, Ltd............................................. 452,865  793,502
    Redington India, Ltd................................. 115,863  119,319
    Relaxo Footwears, Ltd................................   3,596   37,382
*   Reliance Communications, Ltd......................... 403,088   68,414
    Reliance Home Finance, Ltd...........................  32,475   16,157

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    Reliance Industries, Ltd., GDR.......................  18,710 $  645,321
    Reliance Industries, Ltd............................. 255,551  4,419,660
    Reliance Industries, Ltd.............................  30,023  1,034,292
    Reliance Infrastructure, Ltd.........................  31,989    121,205
*   Reliance Power, Ltd.................................. 225,835     84,179
    Repco Home Finance, Ltd..............................  20,245    114,434
    Responsive Industries, Ltd...........................   3,271      4,164
    Rico Auto Industries, Ltd............................  18,607     16,273
    RP SG Retail, Ltd....................................   9,900     24,249
*   RP-SG Business Process Services, Ltd.................   3,300     19,572
    Sadbhav Engineering, Ltd.............................  44,834    122,136
*   Sanghvi Movers, Ltd..................................   6,071      8,176
    Sanofi India, Ltd....................................   2,222    202,109
    Schaeffler India, Ltd................................   1,115     82,510
*   Sequent Scientific, Ltd..............................  10,626     12,459
    SH Kelkar & Co., Ltd.................................   2,220      5,224
    Shankara Building Products, Ltd......................   1,458      8,070
    Sharda Cropchem, Ltd.................................   9,288     41,351
    Sharda Motor Industries, Ltd.........................     272      4,904
    Shilpa Medicare, Ltd.................................   3,332     17,861
*   Shipping Corp. of India, Ltd.........................  48,621     27,920
    Shoppers Stop, Ltd...................................   2,477     17,929
    Shree Cement, Ltd....................................   1,212    269,051
    Shriram City Union Finance, Ltd......................   2,699     63,450
    Shriram Transport Finance Co., Ltd...................  43,317    621,394
    Siemens, Ltd.........................................   1,769     25,662
    Simplex Infrastructures, Ltd.........................   3,825      8,522
    Sintex Industries, Ltd............................... 132,335     18,313
*   Sintex Plastics Technology, Ltd...................... 132,335     38,392
    Siyaram Silk Mills, Ltd..............................   5,283     25,361
    SJVN, Ltd............................................ 125,843     42,932
    SKF India, Ltd.......................................   3,506     94,604
    Skipper, Ltd.........................................  10,790     10,379
    SML ISUZU, Ltd.......................................   2,162     18,057
    Sobha, Ltd...........................................  18,649    123,427
    Solar Industries India, Ltd..........................   3,762     54,028
*   Solara Active Pharma Sciences, Ltd...................   2,772     14,857
    Somany Ceramics, Ltd.................................   4,924     23,782
    Sonata Software, Ltd.................................  22,141    100,278
    South Indian Bank, Ltd. (The)........................ 203,263     37,882
    Srei Infrastructure Finance, Ltd.....................  85,602     35,473
    SRF, Ltd.............................................   8,369    236,349
    Srikalahasthi Pipes, Ltd.............................   2,107      5,408
    Star Cement, Ltd.....................................   8,363     10,971
*   State Bank of India.................................. 133,741    556,429
*   State Bank of India, GDR.............................     226      9,408
*   State Bank of India, GDR.............................     490     20,408
*   Steel Authority of India, Ltd........................ 147,582     98,089
    Sterlite Technologies, Ltd...........................  45,756    158,218
    Strides Pharma Science, Ltd..........................  18,023    116,811
    Subros, Ltd..........................................   7,463     24,981
    Sudarshan Chemical Industries........................   7,007     31,632
    Sun Pharmaceutical Industries, Ltd...................  32,890    195,162
    Sun TV Network, Ltd..................................  39,645    296,343
    Sundaram-Clayton, Ltd................................     288     11,925
    Sundram Fasteners, Ltd...............................  24,211    178,766
    Sunteck Realty, Ltd..................................  16,128     78,431
    Suprajit Engineering, Ltd............................  13,780     38,437
    Supreme Industries, Ltd..............................  14,709    205,954

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
INDIA -- (Continued)
    Supreme Petrochem, Ltd...............................  17,029 $   46,228
    Surya Roshni, Ltd....................................  10,195     31,903
    Sutlej Textiles and Industries, Ltd..................   8,019      4,468
    Suven Life Sciences, Ltd.............................  21,756     59,254
    Swaraj Engines, Ltd..................................   1,454     29,494
    Symphony, Ltd........................................   3,807     62,461
*   Syndicate Bank....................................... 225,088    117,113
    Syngene International, Ltd...........................   6,197     50,459
    TAKE Solutions, Ltd..................................  21,777     42,689
    Tamil Nadu Newsprint & Papers, Ltd...................   9,810     30,307
    Tata Chemicals, Ltd..................................  43,095    409,052
    Tata Communications, Ltd.............................  12,550     88,264
    Tata Consultancy Services, Ltd.......................  44,888  1,270,378
    Tata Elxsi, Ltd......................................   9,456    116,553
    Tata Global Beverages, Ltd........................... 131,979    377,250
    Tata Metaliks, Ltd...................................   2,788     24,074
*   Tata Motors, Ltd..................................... 462,858  1,180,913
    Tata Power Co., Ltd. (The)........................... 260,328    261,459
    Tata Steel, Ltd...................................... 147,600    995,146
    TCI Express, Ltd.....................................   3,908     33,929
    Tech Mahindra, Ltd................................... 173,871  1,790,576
*   Techno Electric & Engineering Co., Ltd...............  14,598     49,673
*   Tejas Networks, Ltd..................................   2,716      6,088
    Texmaco Rail & Engineering, Ltd......................  24,867     19,816
    Thermax, Ltd.........................................   3,658     56,246
    Thirumalai Chemicals, Ltd............................  18,070     20,002
    Thomas Cook India, Ltd...............................  12,185     37,798
    Thyrocare Technologies, Ltd..........................   2,949     22,650
    TI Financial Holdings, Ltd...........................  26,134    162,781
    Tide Water Oil Co India, Ltd.........................     261     18,752
    Time Technoplast, Ltd................................  45,379     61,738
    Timken India, Ltd....................................   5,879     46,740
    Tinplate Co. of India, Ltd. (The)....................  13,266     26,263
    Titagarh Wagons, Ltd.................................  15,510     14,957
    Titan Co., Ltd.......................................  17,242    242,711
    Torrent Pharmaceuticals, Ltd.........................   8,859    227,818
    Torrent Power, Ltd...................................  29,991    104,168
    Transport Corp. of India, Ltd........................  11,637     45,500
    Trent, Ltd...........................................   6,550     32,748
    Trident, Ltd.........................................  50,451     47,440
*   Triveni Engineering & Industries, Ltd................  30,673     18,175
    Triveni Turbine, Ltd.................................  34,817     52,037
    TTK Prestige, Ltd....................................     355     38,018
    Tube Investments of India, Ltd.......................  25,041    119,419
    TV Today Network, Ltd................................   9,445     46,654
*   TV18 Broadcast, Ltd.................................. 190,935     88,109
    TVS Motor Co., Ltd...................................  16,958    119,278
    TVS Srichakra, Ltd...................................     825     27,166
*   UCO Bank............................................. 227,991     61,727
    Uflex, Ltd...........................................  15,054     53,422
    UFO Moviez India, Ltd................................   5,376     18,558
    UltraTech Cement, Ltd................................   4,462    221,220
    Unichem Laboratories, Ltd............................  12,637     36,403
*   Union Bank of India.................................. 111,404    130,608
*   Unitech, Ltd......................................... 482,996     10,908
    United Breweries, Ltd................................   7,552    154,060
*   United Spirits, Ltd..................................  27,110    205,642
    UPL, Ltd............................................. 163,848  1,813,301
    VA Tech Wabag, Ltd...................................  11,864     49,788

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
INDIA -- (Continued)
    Vaibhav Global, Ltd..................................     2,986 $    27,841
    Vakrangee, Ltd.......................................    74,772      45,503
    Vardhman Textiles, Ltd...............................     6,586      99,038
    Vedanta, Ltd.........................................   373,778   1,046,432
    Vedanta, Ltd., ADR...................................    28,241     315,456
    Venky's India, Ltd...................................     2,188      76,519
    Vesuvius India, Ltd..................................     1,061      17,180
    V-Guard Industries, Ltd..............................    24,622      68,250
    Vijaya Bank..........................................    99,496      62,037
    Vinati Organics, Ltd.................................     5,750     127,298
    Vindhya Telelinks, Ltd...............................       656      14,869
    VIP Industries, Ltd..................................    10,856      73,368
    V-Mart Retail, Ltd...................................       800      28,721
*   Vodafone Idea, Ltd...................................   765,591     324,985
    Voltas, Ltd..........................................    10,368      78,907
    VRL Logistics, Ltd...................................    11,268      43,818
    VST Industries, Ltd..................................       351      15,903
    WABCO India, Ltd.....................................       562      49,247
    Welspun Corp., Ltd...................................    36,901      54,214
    Welspun India, Ltd...................................   156,632     133,117
    West Coast Paper Mills, Ltd..........................    12,018      46,476
    Whirlpool of India, Ltd..............................     4,838     101,499
    Wipro, Ltd...........................................   150,024     777,918
*   Wockhardt, Ltd.......................................    13,260      82,561
    Yes Bank, Ltd........................................   328,095     900,307
    Zee Entertainment Enterprises, Ltd...................    39,386     210,069
    Zee Learn, Ltd.......................................    23,196       9,049
*   Zee Media Corp., Ltd.................................    27,305       5,719
    Zensar Technologies, Ltd.............................    22,305      70,390
                                                                    -----------
TOTAL INDIA..............................................            97,424,832
                                                                    -----------
INDONESIA -- (0.7%)
    Ace Hardware Indonesia Tbk PT........................ 1,935,200     235,729
    Adaro Energy Tbk PT.................................. 9,821,400     981,497
    Adhi Karya Persero Tbk PT............................   870,187     102,075
*   Agung Podomoro Land Tbk PT........................... 2,441,400      33,236
    AKR Corporindo Tbk PT................................   353,600     133,218
*   Alam Sutera Realty Tbk PT............................ 4,425,100     112,866
    Aneka Tambang Tbk PT................................. 3,299,420     229,140
    Arwana Citramulia Tbk PT.............................   232,600       7,907
    Asahimas Flat Glass Tbk PT...........................    86,500      28,421
    Astra Agro Lestari Tbk PT............................   197,889     198,416
    Astra International Tbk PT........................... 2,301,400   1,396,148
*   Astrindo Nusantara Infrastructure Tbk PT............. 3,406,400      12,198
*   Bank Bukopin Tbk..................................... 1,262,200      32,946
    Bank Central Asia Tbk PT.............................   388,600     786,104
    Bank Danamon Indonesia Tbk PT........................   627,263     409,058
    Bank Mandiri Persero Tbk PT..........................   497,118     266,417
    Bank Negara Indonesia Persero Tbk PT................. 1,285,620     838,813
*   Bank Pan Indonesia Tbk PT............................ 1,316,000     132,888
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT. 1,163,400     194,307
    Bank Pembangunan Daerah Jawa Timur Tbk PT............ 1,666,800      88,974
*   Bank Permata Tbk PT.................................. 1,447,325     104,685
    Bank Rakyat Indonesia Persero Tbk PT................. 6,638,000   1,839,986
    Bank Tabungan Negara Persero Tbk PT.................. 1,103,441     217,399
    Barito Pacific Tbk PT................................ 3,009,400     563,654
    Bayan Resources Tbk PT...............................    16,000      21,732
    Bekasi Fajar Industrial Estate Tbk PT................ 2,056,600      38,636
    BISI International Tbk PT............................   468,500      48,138

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE>>
                                                          ---------- --------
INDONESIA -- (Continued)
    Bukit Asam Tbk PT....................................  1,560,500 $482,810
*   Bumi Serpong Damai Tbk PT............................  2,092,800  199,927
*   Bumi Teknokultura Unggul Tbk PT......................  2,300,800   22,366
    Charoen Pokphand Indonesia Tbk PT....................  1,011,100  535,941
    Ciputra Development Tbk PT...........................  4,791,071  335,119
*   Citra Marga Nusaphala Persada Tbk PT.................    517,167   49,784
*   City Retail Developments Tbk PT......................    911,900    5,874
*   Delta Dunia Makmur Tbk PT............................  4,476,500  207,443
*   Eagle High Plantations Tbk PT........................  4,587,600   65,755
    Elnusa Tbk PT........................................  1,814,900   47,385
    Erajaya Swasembada Tbk PT............................    626,100  102,916
*   Gajah Tunggal Tbk PT.................................  1,049,800   60,263
*   Garuda Indonesia Persero Tbk PT......................  1,784,500   58,017
    Global Mediacom Tbk PT...............................  3,121,900   82,335
    Gudang Garam Tbk PT..................................     61,000  365,382
*   Hanson International Tbk PT.......................... 16,859,600  130,301
*   Holcim Indonesia Tbk PT..............................    435,500   61,666
    Indah Kiat Pulp & Paper Corp. Tbk PT.................    980,300  917,904
    Indika Energy Tbk PT.................................  1,022,000  156,488
    Indo Tambangraya Megah Tbk PT........................    183,800  300,612
    Indocement Tunggal Prakarsa Tbk PT...................     66,000   90,985
    Indofood CBP Sukses Makmur Tbk PT....................    102,500   79,225
    Indofood Sukses Makmur Tbk PT........................  1,536,200  854,464
    Indomobil Sukses Internasional Tbk PT................    127,200   30,006
*   Indo-Rama Synthetics Tbk PT..........................     40,300   19,969
    Indosat Tbk PT.......................................    272,050   53,369
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT.........    697,000   40,909
*   Inti Agri Resources Tbk PT...........................    473,600    7,871
*   Intikeramik Alamasri Industri Tbk PT.................  1,513,300   21,223
*   Intiland Development Tbk PT..........................  2,790,300   64,312
    Japfa Comfeed Indonesia Tbk PT.......................  2,168,300  455,425
    Jasa Marga Persero Tbk PT............................    255,626   90,458
    Kalbe Farma Tbk PT...................................  2,130,000  244,118
*   Kapuas Prima Coal Tbk PT.............................    204,800   24,552
*   Kawasan Industri Jababeka Tbk PT.....................  5,953,389  110,921
    KMI Wire & Cable Tbk PT..............................    964,700   21,140
*   Krakatau Steel Persero Tbk PT........................  1,620,437   57,363
*   Kresna Graha Investama Tbk PT........................  1,994,700   88,586
    Link Net Tbk PT......................................    264,400   82,548
*   Lippo Cikarang Tbk PT................................    220,300   37,602
    Lippo Karawaci Tbk PT................................  6,010,450  120,299
    Malindo Feedmill Tbk PT..............................    473,600   59,690
    Matahari Department Store Tbk PT.....................    563,400  283,215
    Mayora Indah Tbk PT..................................  2,753,725  509,179
*   Medco Energi Internasional Tbk PT....................  3,664,667  265,946
    Media Nusantara Citra Tbk PT.........................  2,410,100  146,244
    Mitra Adiperkasa Tbk PT..............................  4,108,300  295,568
*   Mitra Keluarga Karyasehat Tbk PT.....................    420,900   45,463
*   Mitra Pinasthika Mustika Tbk PT......................    258,100   16,835
*   MNC Investama Tbk PT.................................  9,936,200   55,441
    Modernland Realty Tbk PT.............................  2,774,000   44,891
*   Multistrada Arah Sarana Tbk PT.......................    167,600    9,128
    Nippon Indosari Corpindo Tbk PT......................    323,700   28,286
    Pabrik Kertas Tjiwi Kimia Tbk PT.....................     97,500   94,464
*   Pacific Strategic Financial Tbk PT...................    553,200   20,987
    Pakuwon Jati Tbk PT..................................  3,888,700  181,154
    Pan Brothers Tbk PT..................................  1,291,500   51,258
*   Panin Financial Tbk PT...............................  7,988,200  174,284
*   Pelayaran Tamarin Samudra Tbk PT.....................     53,700   17,245

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
INDONESIA -- (Continued)
    Perusahaan Gas Negara Persero Tbk....................  1,331,000 $   245,861
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT  1,347,700     141,856
*   Pool Advista Indonesia Tbk PT........................     91,300      30,388
    PP Persero Tbk PT....................................  1,107,954     186,214
    Ramayana Lestari Sentosa Tbk PT......................  1,330,424     149,663
*   Rimo International Lestari Tbk PT....................    851,400       8,166
    Salim Ivomas Pratama Tbk PT..........................  1,950,400      71,256
    Sawit Sumbermas Sarana Tbk PT........................  1,815,600     154,038
    Selamat Sempurna Tbk PT..............................    120,700      13,049
    Semen Baturaja Persero Tbk PT........................    772,600      89,879
    Semen Indonesia Persero Tbk PT.......................    433,400     393,850
*   Sentul City Tbk PT................................... 10,397,200      91,979
*   Siloam International Hospitals Tbk PT................     85,631      19,786
*   Sitara Propertindo Tbk PT............................    358,500      21,936
    Sri Rejeki Isman Tbk PT..............................  4,830,100     117,467
    Summarecon Agung Tbk PT..............................  3,131,000     232,270
    Surya Citra Media Tbk PT.............................    943,700     127,691
*   Surya Esa Perkasa Tbk PT.............................    638,300      18,577
    Surya Semesta Internusa Tbk PT.......................  1,861,600      65,046
    Telekomunikasi Indonesia Persero Tbk PT..............    206,200      57,546
    Telekomunikasi Indonesia Persero Tbk PT, Sponsored
      ADR................................................     11,510     321,935
    Tempo Scan Pacific Tbk PT............................    206,900      22,561
*   Tiga Pilar Sejahtera Food Tbk........................    839,100       7,567
    Timah Tbk PT.........................................  1,186,656     109,497
    Tiphone Mobile Indonesia Tbk PT......................    784,500      46,178
    Tower Bersama Infrastructure Tbk PT..................    451,400     159,164
*   Trada Alam Minera Tbk PT.............................  4,618,100      70,245
    Tunas Baru Lampung Tbk PT............................  1,270,400      87,791
    Tunas Ridean Tbk PT..................................    537,500      45,007
    Unilever Indonesia Tbk PT............................     41,600     148,848
    United Tractors Tbk PT...............................    593,024   1,093,717
*   Vale Indonesia Tbk PT................................    716,600     198,759
*   Visi Media Asia Tbk PT...............................  4,205,000      51,238
    Waskita Beton Precast Tbk PT.........................  5,424,200     149,552
    Waskita Karya Persero Tbk PT.........................  3,338,063     473,969
    Wijaya Karya Beton Tbk PT............................  1,293,400      37,422
    Wijaya Karya Persero Tbk PT..........................  1,258,259     171,274
*   XL Axiata Tbk PT.....................................  1,923,600     298,689
                                                                     -----------
TOTAL INDONESIA..........................................             23,867,430
                                                                     -----------
IRELAND -- (0.5%)
    AIB Group P.L.C......................................    132,403     592,727
    Bank of Ireland Group P.L.C..........................    263,114   1,578,835
    C&C Group P.L.C......................................    103,637     392,254
    CRH P.L.C............................................      1,971      56,734
    CRH P.L.C., Sponsored ADR............................    148,893   4,294,074
    Datalex P.L.C........................................     10,864      11,837
    FBD Holdings P.L.C...................................      6,284      59,835
    Glanbia P.L.C........................................    100,289   1,916,473
*   IFG Group P.L.C......................................     10,052      17,852
*   Independent News & Media P.L.C.......................     79,753       5,916
    Irish Continental Group P.L.C........................     47,000     255,496
*   Kenmare Resources P.L.C..............................        385       1,000
    Kerry Group P.L.C., Class A..........................     14,315   1,461,682
    Kingspan Group P.L.C.................................     50,750   2,075,613
    Paddy Power Betfair P.L.C............................     20,838   1,702,133
    Paddy Power Betfair P.L.C............................      2,126     174,514
*   Permanent TSB Group Holdings P.L.C...................     11,387      21,422

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
IRELAND -- (Continued)
    Smurfit Kappa Group P.L.C............................  96,110 $ 2,771,403
                                                                  -----------
TOTAL IRELAND............................................          17,389,800
                                                                  -----------
ISRAEL -- (0.5%)
    Afcon Holdings, Ltd..................................     709      32,313
*   Africa Israel Properties, Ltd........................   4,516     114,104
*   Airport City, Ltd....................................  22,290     293,874
*   Albaad Massuot Yitzhak, Ltd..........................     638       6,311
*   Allot, Ltd...........................................   5,226      36,262
    Alrov Properties and Lodgings, Ltd...................   2,753      81,880
    Amot Investments, Ltd................................  42,477     224,016
    Arad, Ltd............................................   1,491      17,028
*   Arko Holdings, Ltd...................................  70,066      28,392
    Ashtrom Properties, Ltd..............................   2,617      11,661
    AudioCodes, Ltd......................................   3,346      47,259
    Avgol Industries 1953, Ltd...........................  26,233      31,548
*   Azorim-Investment Development & Construction Co.,
       Ltd...............................................  10,744      10,699
    Azrieli Group, Ltd...................................   1,037      55,210
    Bank Hapoalim BM..................................... 254,790   1,727,019
    Bank Leumi Le-Israel BM.............................. 474,614   3,137,861
    Bayside Land Corp....................................     381     182,294
    Bet Shemesh Engines Holdings 1997, Ltd...............   1,171      29,108
    Bezeq The Israeli Telecommunication Corp., Ltd....... 265,698     213,109
    Big Shopping Centers, Ltd............................   1,204      74,739
    Blue Square Real Estate, Ltd.........................   1,707      60,827
*   Brack Capital Properties NV..........................     710      70,193
    Camtek, Ltd..........................................      37         265
    Carasso Motors, Ltd..................................   4,313      20,193
*   Cellcom Israel, Ltd..................................  27,071     143,029
*   Cellcom Israel, Ltd..................................  11,977      64,197
*   Ceragon Networks, Ltd................................  16,269      72,072
*   Clal Biotechnology Industries, Ltd...................  14,222      12,109
*   Clal Insurance Enterprises Holdings, Ltd.............   9,905     145,686
    Danel Adir Yeoshua, Ltd..............................     755      38,940
    Delek Automotive Systems, Ltd........................  14,896      67,272
    Delek Group, Ltd.....................................   1,834     320,031
    Delta-Galil Industries, Ltd..........................   7,386     213,655
    Dexia Israel Bank, Ltd...............................      75      14,244
    Direct Insurance Financial Investments, Ltd..........   7,542      89,372
    Dor Alon Energy in Israel 1988, Ltd..................     697       9,746
*   El Al Israel Airlines................................ 342,944     109,780
    Elbit Systems, Ltd...................................   2,679     331,852
    Elbit Systems, Ltd...................................   1,800     221,454
    Electra Consumer Products 1970, Ltd..................   5,785      64,965
    Electra, Ltd.........................................   1,001     236,118
*   Energix-Renewable Energies, Ltd......................  20,253      27,928
*   First International Bank Of Israel, Ltd..............  19,943     472,215
    FMS Enterprises Migun, Ltd...........................     917      25,568
    Formula Systems 1985, Ltd............................   5,389     217,404
    Fox Wizel, Ltd.......................................   6,475     156,745
*   Gilat Satellite Networks, Ltd........................  11,636     111,869
    Hadera Paper, Ltd....................................   3,184     238,114
    Hamlet Israel-Canada, Ltd............................   1,748      36,109
    Harel Insurance Investments & Financial Services,
       Ltd...............................................  62,595     436,802
    Hilan, Ltd...........................................   4,655     116,062
    IDI Insurance Co., Ltd...............................   2,159     118,863
    IES Holdings, Ltd....................................     436      19,770
*   Industrial Buildings Corp., Ltd......................  66,848     101,257
    Inrom Construction Industries, Ltd...................  17,661      57,367

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
ISRAEL -- (Continued)
    Israel Canada T.R, Ltd...............................    11,875 $    10,897
    Israel Chemicals, Ltd................................    64,027     371,618
    Israel Discount Bank, Ltd., Class A..................   260,709     922,086
*   Israel Land Development Co., Ltd. (The)..............     1,092       7,864
    Jerusalem Oil Exploration............................     5,984     376,259
*   Kamada, Ltd..........................................     6,921      36,529
    Kenon Holdings, Ltd..................................     5,006      91,661
*   Kerur Holdings, Ltd..................................     1,650      41,700
    Klil Industries, Ltd.................................       429      29,411
    Matrix IT, Ltd.......................................    14,912     180,948
    Maytronics, Ltd......................................    10,664      64,103
    Mediterranean Towers, Ltd............................    13,704      24,393
    Mega Or Holdings, Ltd................................     1,356      16,095
    Meitav Dash Investments, Ltd.........................     7,442      21,860
    Melisron, Ltd........................................     4,702     216,557
    Menora Mivtachim Holdings, Ltd.......................    13,207     161,379
    Migdal Insurance & Financial Holding, Ltd............   167,381     153,411
    Mizrahi Tefahot Bank, Ltd............................    53,753     999,956
    Naphtha Israel Petroleum Corp., Ltd..................    24,518     166,620
*   Neto ME Holdings, Ltd................................       679      61,897
*   Nice, Ltd., Sponsored ADR............................     7,239     795,928
*   Nova Measuring Instruments, Ltd......................     8,248     205,240
    Oil Refineries, Ltd..................................   832,045     405,309
*   Partner Communications Co., Ltd......................    81,126     368,137
*   Partner Communications Co., Ltd., ADR................     1,600       7,104
    Paz Oil Co., Ltd.....................................     2,748     411,036
    Phoenix Holdings, Ltd. (The).........................    47,248     265,645
    Plasson Industries, Ltd..............................     1,457      70,404
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd..     2,148     116,745
    Scope Metals Group, Ltd..............................     4,129     104,982
    Shapir Engineering and Industry, Ltd.................    30,549     107,210
*   Shikun & Binui, Ltd..................................   115,380     211,018
    Shufersal, Ltd.......................................    31,507     222,269
    Strauss Group, Ltd...................................     9,128     221,744
    Summit Real Estate Holdings, Ltd.....................     5,855      54,933
*   Suny Cellular Communication, Ltd.....................    38,947      20,940
    Tadiran Holdings, Ltd................................     1,130      25,538
*   Teva Pharmaceutical Industries, Ltd., Sponsored ADR..    16,208     321,729
*   Tower Semiconductor, Ltd.............................    15,804     235,322
*   Tower Semiconductor, Ltd.............................     4,323      64,545
*   Union Bank of Israel.................................     4,714      20,428
    YH Dimri Construction & Development, Ltd.............     1,092      16,189
                                                                    -----------
TOTAL ISRAEL.............................................            19,024,399
                                                                    -----------
ITALY -- (2.0%)
*   A.S. Roma SpA........................................    66,579      40,360
    A2A SpA.............................................. 1,107,323   2,020,450
    ACEA SpA.............................................    30,673     468,877
*   Aeffe SpA............................................    11,360      36,815
    Amplifon SpA.........................................    24,571     440,200
    Anima Holding SpA....................................    86,175     354,533
*   Arnoldo Mondadori Editore SpA........................    71,829     138,816
    Ascopiave SpA........................................    31,833     117,444
    Assicurazioni Generali SpA...........................   220,627   3,862,575
#*  Astaldi SpA..........................................    22,586      20,482
    Atlantia SpA.........................................    27,083     641,019
    Autogrill SpA........................................    44,910     403,971
    Azimut Holding SpA...................................    47,349     600,587
*   Banca Carige SpA.....................................   289,369         497

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
ITALY -- (Continued)
    Banca Finnat Euramerica SpA..........................    36,232 $   14,324
    Banca Generali SpA...................................    17,997    424,566
    Banca IFIS SpA.......................................    12,169    233,951
    Banca Mediolanum SpA.................................    96,253    587,237
*   Banca Monte dei Paschi di Siena SpA..................     3,026      4,287
    Banca Popolare di Sondrio SCPA.......................   206,084    549,858
    Banca Profilo SpA....................................    61,003     11,092
    Banca Sistema SpA....................................    22,699     37,231
*   Banco BPM SpA........................................   626,811  1,216,730
    Banco di Desio e della Brianza SpA...................    12,951     26,806
    BasicNet SpA.........................................    15,391     85,766
    BE...................................................    57,250     57,612
    Biesse SpA...........................................     5,154    120,279
    BPER Banca...........................................   168,658    571,569
    Brembo SpA...........................................    58,777    671,404
    Brunello Cucinelli SpA...............................    10,752    388,825
    Buzzi Unicem SpA.....................................    26,107    498,750
    Cairo Communication SpA..............................    45,366    197,532
    Carraro SpA..........................................     8,063     19,256
    Cementir Holding SpA.................................    27,672    188,511
    Cerved Group SpA.....................................    60,383    531,461
    CIR-Compagnie Industriali Riunite SpA................   143,454    166,239
    CNH Industrial NV....................................   187,473  1,842,621
    Credito Emiliano SpA.................................    39,241    223,609
*   Credito Valtellinese SpA............................. 3,220,315    241,044
*   d'Amico International Shipping SA....................    69,418     11,011
    Danieli & C Officine Meccaniche SpA..................     6,446    132,855
    Datalogic SpA........................................     4,298    116,192
    Davide Campari-Milano SpA............................   124,346  1,117,196
    De' Longhi SpA.......................................    16,180    403,705
    DiaSorin SpA.........................................     6,940    635,520
    El.En. SpA...........................................     1,776     32,534
*   Elica SpA............................................     4,280      7,200
    Emak SpA.............................................    20,150     30,203
    Enel SpA.............................................   936,477  5,659,988
    Eni SpA..............................................   387,838  6,576,112
    Eni SpA, Sponsored ADR...............................    26,710    904,935
*   ePrice SpA...........................................     3,108      5,517
    ERG SpA..............................................    26,974    528,483
    Esprinet SpA.........................................    11,424     50,371
*   Eurotech SpA.........................................    11,463     46,537
    Falck Renewables SpA.................................    79,144    253,664
    Ferrari NV...........................................    17,952  2,235,255
*   Fiat Chrysler Automobiles NV.........................   249,186  4,264,041
*   Fiat Chrysler Automobiles NV.........................    42,168    725,711
#   Fila SpA.............................................     6,803    104,795
    FinecoBank Banca Fineco SpA..........................   137,435  1,494,463
    FNM SpA..............................................    37,047     22,413
*   GEDI Gruppo Editoriale SpA...........................    33,656     14,250
    Gefran SpA...........................................     1,949     17,300
    Geox SpA.............................................    25,019     37,250
    Gruppo MutuiOnline SpA...............................     7,207    139,473
    Hera SpA.............................................   377,579  1,276,045
*   IMMSI SpA............................................   136,032     69,394
    Industria Macchine Automatiche SpA...................     6,722    445,656
    Infrastrutture Wireless Italiane SpA.................    34,072    271,241
    Interpump Group SpA..................................    19,688    634,293
    Intesa Sanpaolo SpA.................................. 1,247,776  2,855,065
    Iren SpA.............................................   225,767    553,723

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
ITALY -- (Continued)
    Italgas SpA..........................................   168,503 $ 1,020,189
*   Juventus Football Club SpA...........................   149,340     246,353
    La Doria SpA.........................................     4,431      43,705
    Leonardo SpA.........................................   110,299   1,068,802
    Maire Tecnimont SpA..................................    57,102     229,192
    MARR SpA.............................................    10,285     246,140
    Massimo Zanetti Beverage Group SpA...................     5,647      40,811
#*  Mediaset SpA.........................................   308,562   1,014,029
    Mediobanca Banca di Credito Finanziario SpA..........   170,314   1,484,244
    Moncler SpA..........................................    25,463     958,291
    Nice SpA.............................................     5,275      21,017
*   OVS SpA..............................................    57,370      87,535
    Panariagroup Industrie Ceramiche SpA.................     3,251       6,106
    Parmalat SpA.........................................    87,409     285,063
    Piaggio & C SpA......................................   120,217     276,121
    Poste Italiane SpA...................................   113,376     976,359
    Prima Industrie SpA..................................     2,367      56,543
    Prysmian SpA.........................................    28,368     609,438
    RAI Way SpA..........................................    23,449     119,275
    Recordati SpA........................................    19,414     703,493
    Reno de Medici SpA...................................   121,336     102,012
    Reply SpA............................................     4,940     273,851
    Retelit SpA..........................................    36,467      64,161
*   Rizzoli Corriere Della Sera Mediagroup SpA...........    34,455      57,337
    Sabaf SpA............................................     2,072      36,311
    SAES Getters SpA.....................................     1,792      40,872
*   Safilo Group SpA.....................................    17,360      15,967
*   Saipem SpA...........................................    96,253     457,587
    Salini Impregilo SpA.................................    30,099      66,203
    Salvatore Ferragamo SpA..............................    15,560     312,066
    Saras SpA............................................   357,089     760,851
    Servizi Italia SpA...................................     5,016      20,390
    Sesa SpA.............................................     1,443      43,409
    Snam SpA.............................................   142,180     678,956
    Societa Cattolica di Assicurazioni SC................    71,406     658,901
    Societa Iniziative Autostradali e Servizi SpA........    36,011     554,247
*   Sogefi SpA...........................................    33,393      69,997
    SOL SpA..............................................    10,344     132,677
    Technogym SpA........................................    37,737     437,562
*   Telecom Italia SpA................................... 3,764,104   2,094,365
*   Telecom Italia SpA, Sponsored ADR....................    48,868     268,285
    Tenaris SA, ADR......................................     1,800      44,946
    Terna Rete Elettrica Nazionale SpA...................   183,955   1,133,726
*   Tiscali SpA..........................................   763,357      13,982
    Tod's SpA............................................     5,252     244,442
#*  TREVI - Finanziaria Industriale SpA..................    34,212      12,435
    TXT e-solutions SpA..................................       926      10,119
    UniCredit SpA........................................   126,617   1,463,751
    Unieuro SpA..........................................     1,252      15,922
    Unione di Banche Italiane SpA........................   447,736   1,148,768
    Unipol Gruppo SpA....................................   191,530     876,908
    UnipolSai Assicurazioni SpA..........................   425,902   1,063,130
    Zignago Vetro SpA....................................     7,094      74,309
                                                                    -----------
TOTAL ITALY..............................................            72,470,728
                                                                    -----------
JAPAN -- (17.0%)
    77 Bank, Ltd. (The)..................................    22,300     392,859
    A&A Material Corp....................................     1,800      16,440
    A&D Co., Ltd.........................................    10,900      69,029

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    ABC-Mart, Inc........................................   3,400 $  195,340
    Abist Co., Ltd.......................................   1,000     29,534
    Achilles Corp........................................   5,600    102,337
    Acom Co., Ltd........................................   9,900     34,707
    AD Works Co., Ltd....................................  62,800     20,185
    Adastria Co., Ltd....................................  17,480    321,223
    ADEKA Corp...........................................  38,100    601,040
    Adtec Plasma Technology Co., Ltd.....................   1,400      9,630
    Advan Co., Ltd.......................................   7,000     60,423
    Advance Create Co., Ltd..............................   1,300     20,536
    Advanex, Inc.........................................     400      5,559
    Advantage Risk Management Co., Ltd...................   2,100     17,370
    Advantest Corp.......................................  19,900    455,441
    Adventure, Inc.......................................     600     37,962
    Aeon Co., Ltd........................................ 196,905  4,007,458
    Aeon Delight Co., Ltd................................  10,000    371,323
    Aeon Fantasy Co., Ltd................................   4,500    107,362
    AEON Financial Service Co., Ltd......................  32,800    636,103
    Aeon Hokkaido Corp...................................  12,000     87,123
    Aeon Mall Co., Ltd...................................  16,280    270,617
    Aeria, Inc...........................................   8,800     45,175
    AGC, Inc.............................................  73,300  2,484,159
    Ahresty Corp.........................................   9,700     58,049
    Ai Holdings Corp.....................................  10,200    177,627
    Aica Kogyo Co., Ltd..................................  14,800    520,341
    Aichi Bank, Ltd. (The)...............................   3,600    117,387
    Aichi Corp...........................................  13,300     73,230
    Aichi Steel Corp.....................................   4,600    144,995
    Aichi Tokei Denki Co., Ltd...........................   1,000     34,794
    Aida Engineering, Ltd................................  18,600    134,457
*   Aiful Corp...........................................  92,100    235,648
    Ain Holdings, Inc....................................  15,100  1,105,546
    Air Water, Inc.......................................  73,000  1,217,883
    Airport Facilities Co., Ltd..........................   7,400     36,389
    Aisan Industry Co., Ltd..............................  19,700    136,365
    Aisin Seiki Co., Ltd.................................  41,862  1,654,997
    AIT Corp.............................................   1,800     16,428
    Ajinomoto Co., Inc................................... 103,700  1,795,531
    Ajis Co., Ltd........................................   1,600     46,482
    Akatsuki Corp........................................   4,000     10,887
    Akatsuki, Inc........................................   1,900    108,917
#*  Akebono Brake Industry Co., Ltd......................  57,200     87,114
    Akita Bank, Ltd. (The)...............................  10,000    200,786
    Albis Co., Ltd.......................................   2,100     46,920
    Alconix Corp.........................................  12,700    131,699
    Alfresa Holdings Corp................................   7,800    214,978
    Alinco, Inc..........................................   7,800     67,703
*   Allied Telesis Holdings K.K..........................  20,200     18,483
    Alpen Co., Ltd.......................................   7,000    107,427
    Alpha Corp...........................................   2,600     30,130
    Alps Alpine Co., Ltd.................................  47,100    992,899
    Alps Logistics Co., Ltd..............................   4,400     31,842
    Altech Corp..........................................   5,100     82,057
    Amada Holdings Co., Ltd..............................  60,700    610,937
    Amano Corp...........................................  18,800    391,920
    Amiyaki Tei Co., Ltd.................................   2,700     89,255
    Amuse, Inc...........................................   5,400    119,833
    ANA Holdings, Inc....................................   5,100    187,985
    Anabuki Kosan, Inc...................................     600     15,222

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Anest Iwata Corp.....................................  11,600 $   99,790
    Anicom Holdings, Inc.................................   3,300     92,869
    AOI TYO Holdings, Inc................................   8,254     64,061
    AOKI Holdings, Inc...................................  19,000    223,795
    Aomori Bank, Ltd. (The)..............................   8,100    208,595
    Aoyama Trading Co., Ltd..............................  18,400    459,771
    Aoyama Zaisan Networks Co., Ltd......................   2,900     41,444
    Aozora Bank, Ltd.....................................  13,800    425,044
    Apaman Co., Ltd......................................   3,400     19,179
*   Apic Yamada Corp.....................................   2,100      7,746
    Arakawa Chemical Industries, Ltd.....................   6,400     78,026
    Arata Corp...........................................   4,500    180,342
    Arcland Sakamoto Co., Ltd............................  10,800    135,826
    Arcland Service Holdings Co., Ltd....................   5,000     92,325
    Arcs Co., Ltd........................................  14,500    323,918
*   Ardepro Co., Ltd.....................................  12,100      5,018
    Arealink Co., Ltd....................................   2,200     28,412
    Ariake Japan Co., Ltd................................   3,200    194,272
*   Arrk Corp............................................  11,700      9,356
    Artnature, Inc.......................................   8,800     49,712
    ArtSpark Holdings, Inc...............................   2,900     24,491
    As One Corp..........................................   2,400    168,618
    Asahi Broadcasting Group Holdings Corp...............   3,800     24,584
    Asahi Co., Ltd.......................................   5,800     77,821
    Asahi Diamond Industrial Co., Ltd....................  22,900    151,893
    Asahi Group Holdings, Ltd............................  20,900    875,489
    Asahi Holdings, Inc..................................  19,700    420,117
    Asahi Intecc Co., Ltd................................   9,200    400,403
    Asahi Kasei Corp..................................... 342,000  3,752,564
    Asahi Kogyosha Co., Ltd..............................   1,900     52,064
    Asahi Net, Inc.......................................   4,300     19,977
    ASAHI YUKIZAI Corp...................................   5,600     76,696
    Asante, Inc..........................................   2,700     53,136
    Asanuma Corp.........................................   3,600     97,971
    Asax Co., Ltd........................................     300      1,531
    Ashimori Industry Co., Ltd...........................   3,300     44,474
    Asia Pile Holdings Corp..............................   9,900     60,368
    Asics Corp...........................................   8,400    121,590
    ASKA Pharmaceutical Co., Ltd.........................  17,000    175,667
    Astellas Pharma, Inc.................................  79,000  1,172,220
    Asti Corp............................................     800     12,432
    Asukanet Co., Ltd....................................   3,100     36,040
    Asunaro Aoki Construction Co., Ltd...................   6,600     60,335
    Ateam, Inc...........................................   3,800     61,086
    Atom Corp............................................  34,300    312,304
    Autobacs Seven Co., Ltd..............................  20,100    336,546
    Avex, Inc............................................  19,000    255,505
    Awa Bank, Ltd. (The).................................  15,700    434,886
    Axial Retailing, Inc.................................   9,600    305,050
    Azbil Corp...........................................  22,800    479,397
    Bandai Namco Holdings, Inc...........................  19,500    861,445
    Bando Chemical Industries, Ltd.......................  14,000    140,086
    Bank of Iwate, Ltd. (The)............................   6,500    197,406
    Bank of Kochi, Ltd. (The)............................   2,800     19,521
    Bank of Kyoto, Ltd. (The)............................  11,300    480,362
    Bank of Nagoya, Ltd. (The)...........................   5,900    171,428
    Bank of Okinawa, Ltd. (The)..........................   9,280    265,003
    Bank of Saga, Ltd. (The).............................  12,101    192,334
    Bank of the Ryukyus, Ltd.............................  13,800    144,046

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Baroque Japan, Ltd...................................   8,400 $   70,861
    BayCurrent Consulting, Inc...........................  11,300    347,703
    Beenos, Inc..........................................   3,600     45,044
    Belc Co., Ltd........................................   6,000    261,792
    Bell System24 Holdings, Inc..........................  16,300    217,283
    Belluna Co., Ltd.....................................  20,400    192,881
    Benefit One, Inc.....................................   9,200    311,397
    Benesse Holdings, Inc................................   6,800    177,532
*   Bengo4.com, Inc......................................   2,400     85,011
    Bic Camera, Inc......................................  31,500    370,385
    Biofermin Pharmaceutical Co., Ltd....................   1,100     23,967
    BML, Inc.............................................   9,100    251,072
    Bookoff Group Holdings, Ltd..........................   3,500     24,105
    BP Castrol K.K.......................................   3,500     39,942
    Br Holdings Corp.....................................   6,300     19,528
    Bridgestone Corp.....................................  91,400  3,518,112
    Broadleaf Co., Ltd...................................  31,200    159,740
    BRONCO BILLY Co., Ltd................................   2,400     57,137
    Brother Industries, Ltd..............................  74,000  1,248,821
    Bunka Shutter Co., Ltd...............................  23,000    158,292
    C Uyemura & Co., Ltd.................................     600     36,745
    Calbee, Inc..........................................   7,900    254,396
    Can Do Co., Ltd......................................   5,100     71,701
    Canon Electronics, Inc...............................   7,000    115,082
    Canon Marketing Japan, Inc...........................  16,100    311,843
    Canon, Inc., Sponsored ADR...........................   9,399    270,973
    Canon, Inc...........................................  61,000  1,754,373
    Capcom Co., Ltd......................................  27,600    594,096
    Career Design Center Co., Ltd........................   1,300     13,440
    Carlit Holdings Co., Ltd.............................   8,000     59,467
    Carta Holdings, Inc..................................   5,800     57,765
    Casio Computer Co., Ltd..............................  47,600    633,059
    Cawachi, Ltd.........................................   6,400    125,653
    CDS Co., Ltd.........................................   1,300     13,332
    Central Glass Co., Ltd...............................  16,000    352,837
    Central Japan Railway Co.............................   4,800  1,037,387
    Central Security Patrols Co., Ltd....................   1,900     77,486
    Central Sports Co., Ltd..............................   3,500    107,206
    Chiba Bank, Ltd. (The)...............................  91,000    553,927
    Chiba Kogyo Bank, Ltd. (The).........................  21,600     68,939
    Chilled & Frozen Logistics Holdings Co., Ltd.........   2,900     30,753
    CHIMNEY Co., Ltd.....................................   1,100     25,448
    Chino Corp...........................................   1,000     11,330
    Chiyoda Co., Ltd.....................................   5,100     85,825
    Chiyoda Integre Co., Ltd.............................   5,200     91,147
    Chori Co., Ltd.......................................   4,200     61,212
    Chubu Electric Power Co., Inc........................  35,600    563,496
    Chubu Shiryo Co., Ltd................................   8,200     83,374
    Chuetsu Pulp & Paper Co., Ltd........................  16,100    194,646
    Chugai Pharmaceutical Co., Ltd.......................   1,500     88,570
    Chugai Ro Co., Ltd...................................   2,700     50,464
    Chugoku Bank, Ltd. (The).............................  48,600    446,209
    Chugoku Electric Power Co., Inc. (The)...............  39,000    533,684
    Chugoku Marine Paints, Ltd...........................  14,000    125,137
    Chukyo Bank, Ltd. (The)..............................   5,800    113,866
    CI Takiron Corp......................................  19,000    101,762
    Citizen Watch Co., Ltd............................... 128,800    687,519
    CKD Corp.............................................  27,800    262,827
    CK-San-Etsu Co., Ltd.................................     400      8,714

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Clarion Co., Ltd.....................................  16,600 $  381,311
    Cleanup Corp.........................................   7,500     40,206
    CMIC Holdings Co., Ltd...............................   7,700    114,975
    CMK Corp.............................................  22,600    145,086
    Coca-Cola Bottlers Japan Holdings, Inc...............  16,113    497,717
    cocokara fine, Inc...................................   5,000    231,965
    Coco's Japan Co., Ltd................................   1,100     23,077
    COLOPL, Inc..........................................   5,500     39,778
    Colowide Co., Ltd....................................  20,800    452,026
    Computer Engineering & Consulting, Ltd...............  12,800    227,117
    COMSYS Holdings Corp.................................  24,500    640,023
    Comture Corp.........................................   3,500     93,482
    Concordia Financial Group, Ltd....................... 176,024    726,038
    CONEXIO Corp.........................................  10,200    129,465
*   COOKPAD, Inc.........................................   9,700     27,282
    Core Corp............................................   1,100     11,742
    Cosel Co., Ltd.......................................   5,700     56,779
    Cosmo Energy Holdings Co., Ltd.......................  34,900    790,120
    Cosmos Initia Co., Ltd...............................   2,200     11,765
    Cosmos Pharmaceutical Corp...........................     900    172,302
    CRE, Inc.............................................   5,100     43,004
    Create Medic Co., Ltd................................   2,900     25,385
    Create Restaurants Holdings, Inc.....................  15,700    175,933
    Create SD Holdings Co., Ltd..........................  13,600    342,270
    Credit Saison Co., Ltd...............................  42,100    554,755
    Creek & River Co., Ltd...............................   2,500     25,442
    Cresco, Ltd..........................................   2,000     55,586
    CTI Engineering Co., Ltd.............................   4,800     59,400
    CTS Co., Ltd.........................................   7,200     51,163
    CyberAgent, Inc......................................   9,000    291,505
*   Cyberstep, Inc.......................................   1,400     13,914
    Cybozu, Inc..........................................   5,400     31,908
    Dai Nippon Printing Co., Ltd.........................  36,600    847,107
    Dai Nippon Toryo Co., Ltd............................  11,300    105,623
    Daibiru Corp.........................................  16,500    164,316
    Daicel Corp.......................................... 125,800  1,319,431
    Dai-Dan Co., Ltd.....................................   5,700    120,900
    Daido Kogyo Co., Ltd.................................   3,211     27,632
    Daido Metal Co., Ltd.................................  18,500    130,406
    Daido Steel Co., Ltd.................................  14,800    618,671
    Daifuku Co., Ltd.....................................  22,700  1,140,810
    Daihatsu Diesel Manufacturing Co., Ltd...............   4,700     28,562
    Daihen Corp..........................................   8,800    197,528
    Daiho Corp...........................................   8,800    281,167
    Dai-Ichi Cutter Kogyo K.K............................   1,000     16,598
    Daiichi Jitsugyo Co., Ltd............................   4,000    126,383
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd................  11,600     93,294
    Dai-ichi Life Holdings, Inc..........................  93,900  1,524,653
    Daiichi Sankyo Co., Ltd..............................   5,200    180,377
    Dai-ichi Seiko Co., Ltd..............................   3,500     39,499
    Daiichikosho Co., Ltd................................  11,300    533,815
    Daiken Corp..........................................   6,500    111,658
    Daiken Medical Co., Ltd..............................   4,400     23,704
    Daiki Aluminium Industry Co., Ltd....................  14,600     80,050
    Daiki Axis Co., Ltd..................................   1,200      9,931
    Daikin Industries, Ltd...............................   9,000    974,170
    Daikoku Denki Co., Ltd...............................   5,500     75,045
    Daikokutenbussan Co., Ltd............................   4,100    154,248
    Daikyonishikawa Corp.................................  28,300    292,921

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd................................................   5,400 $  138,337
    Daio Paper Corp......................................  35,900    461,304
    Daiohs Corp..........................................   2,300     26,836
    Daiseki Co., Ltd.....................................  11,600    273,652
    Daiseki Eco. Solution Co., Ltd.......................   3,240     19,075
    Daishi Hokuetsu Financial Group, Inc.................  15,950    459,064
    Daishinku Corp.......................................   2,900     26,325
    Daisue Construction Co., Ltd.........................   3,600     30,374
    Daisyo Corp..........................................   1,500     20,765
    Daito Pharmaceutical Co., Ltd........................   6,880    177,255
    Daito Trust Construction Co., Ltd....................   4,700    652,793
    Daitron Co., Ltd.....................................   3,600     42,555
    Daiwa House Industry Co., Ltd........................ 107,900  3,498,262
    Daiwa Securities Group, Inc.......................... 270,400  1,348,554
    Daiwabo Holdings Co., Ltd............................  11,100    597,246
    Daiyu Lic Holdings Co., Ltd..........................   4,900     44,210
    DCM Holdings Co., Ltd................................  46,800    477,771
    DD Holdings Co., Ltd.................................     900     17,492
    Dear Life Co., Ltd...................................   7,600     31,339
    Delica Foods Holdings Co., Ltd.......................   1,300     16,125
    Denka Co., Ltd.......................................  42,500  1,367,150
    Denso Corp...........................................  25,900  1,191,314
    Dentsu, Inc..........................................  34,300  1,626,988
    Denyo Co., Ltd.......................................   6,700     84,212
    Descente, Ltd........................................  11,000    229,048
    Dexerials Corp.......................................  37,800    307,736
    DIC Corp.............................................  40,900  1,311,208
    Digital Arts, Inc....................................   3,800    245,762
    Digital Hearts Holdings Co., Ltd.....................   5,100     66,623
    Digital Information Technologies Corp................   2,000     23,724
    Dip Corp.............................................  12,300    224,542
    Disco Corp...........................................   3,300    489,902
    DKS Co., Ltd.........................................   5,000    111,927
    DMG Mori Co., Ltd....................................  42,900    583,979
    Don Quijote Holdings Co., Ltd........................   6,400    372,167
    Doshisha Co., Ltd....................................   7,300    111,853
    Doutor Nichires Holdings Co., Ltd....................  12,500    239,266
    Dowa Holdings Co., Ltd...............................  27,900    893,862
    DTS Corp.............................................   9,400    332,707
    Dvx, Inc.............................................   2,900     29,134
    DyDo Group Holdings, Inc.............................   3,500    168,498
    Dynic Corp...........................................   2,100     14,135
    Eagle Industry Co., Ltd..............................  14,900    175,556
    Earth Corp...........................................   2,100    100,073
    East Japan Railway Co................................   9,700    898,702
    Ebara Corp...........................................  35,400    977,095
    Ebara Foods Industry, Inc............................   1,600     30,607
    Ebara Jitsugyo Co., Ltd..............................   2,200     43,563
    Eco's Co., Ltd.......................................   4,300     64,183
    EDION Corp...........................................  36,700    372,507
    EF-ON, Inc...........................................  10,080     80,373
    eGuarantee, Inc......................................   8,000     78,587
    E-Guardian, Inc......................................   2,900     57,697
    Ehime Bank, Ltd. (The)...............................  15,400    148,736
    Eidai Co., Ltd.......................................   7,000     28,292
    Eighteenth Bank, Ltd. (The)..........................   5,000    122,125
    Eiken Chemical Co., Ltd..............................  12,400    281,189
    Eisai Co., Ltd.......................................   1,700    131,999
    Eizo Corp............................................   4,600    178,451

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Elan Corp............................................  3,400 $ 41,139
    Elecom Co., Ltd......................................  7,400  197,582
    Electric Power Development Co., Ltd..................  8,500  212,596
    Elematec Corp........................................  4,552   75,041
    EM Systems Co., Ltd..................................  8,900   92,304
    Endo Lighting Corp................................... 10,900   74,065
*   Enigmo, Inc..........................................  3,100   69,700
    en-japan, Inc........................................  6,900  259,513
    Enomoto Co., Ltd.....................................  2,700   20,022
#*  Enshu, Ltd...........................................  1,800   16,941
    EPS Holdings, Inc.................................... 17,600  267,304
    eRex Co., Ltd........................................ 10,600   60,473
    ES-Con Japan, Ltd.................................... 23,400  177,970
    ESCRIT, Inc..........................................  4,700   25,693
    Escrow Agent Japan, Inc..............................  6,800   16,131
    ESPEC Corp...........................................  4,400   80,637
    Excel Co., Ltd.......................................  3,500   61,685
    Exedy Corp........................................... 15,500  390,860
    Ezaki Glico Co., Ltd................................. 13,100  653,746
    F@N Communications, Inc.............................. 20,800  105,584
    FALCO HOLDINGS Co., Ltd..............................  3,600   49,439
    FamilyMart UNY Holdings Co., Ltd.....................  4,171  488,578
    FANUC Corp...........................................  2,900  493,237
    Fast Retailing Co., Ltd..............................  1,500  688,359
    FCC Co., Ltd......................................... 24,400  620,470
*   FDK Corp.............................................  3,100   29,737
    Feed One Co., Ltd.................................... 44,980   71,676
    Ferrotec Holdings Corp............................... 22,300  200,407
*   FFRI, Inc............................................  1,000   33,493
    FIDEA Holdings Co., Ltd.............................. 76,000   93,532
    Fields Corp..........................................  2,800   19,618
    Financial Products Group Co., Ltd.................... 24,600  270,130
    FINDEX, Inc..........................................  4,200   22,502
    First Brothers Co., Ltd..............................  2,700   25,892
    First Juken Co., Ltd.................................  2,200   22,957
    Fixstars Corp........................................  6,000   79,522
    FJ Next Co., Ltd.....................................  6,300   53,168
    Forval Corp..........................................  1,900   14,262
    Foster Electric Co., Ltd............................. 16,500  252,312
    FP Corp..............................................  9,700  551,077
    France Bed Holdings Co., Ltd.........................  7,800   63,623
    Freebit Co., Ltd.....................................  5,200   42,501
    Freund Corp..........................................  2,400   18,877
    F-Tech, Inc..........................................  6,600   58,595
    FTGroup Co., Ltd.....................................  4,600   62,498
    Fudo Tetra Corp...................................... 10,550  160,778
    Fuji Co., Ltd........................................  7,300  123,934
    Fuji Corp............................................  3,400   64,061
    Fuji Corp., Ltd...................................... 11,200   86,907
    Fuji Die Co., Ltd....................................  1,700    9,872
    Fuji Electric Co., Ltd............................... 31,400  970,415
    Fuji Furukawa Engineering & Construction Co., Ltd....    200    3,337
    Fuji Kyuko Co., Ltd..................................  7,200  219,618
    Fuji Oil Co., Ltd.................................... 31,900   89,564
    Fuji Oil Holdings, Inc............................... 21,200  668,899
    Fuji Pharma Co., Ltd.................................  6,200  101,631
    Fuji Seal International, Inc......................... 20,000  664,419
    Fuji Soft, Inc.......................................  2,200   89,551
    Fujibo Holdings, Inc.................................  4,500  110,933

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Fujicco Co., Ltd.....................................   5,200 $  110,904
    FUJIFILM Holdings Corp...............................  17,600    756,204
    Fujikura Kasei Co., Ltd..............................  10,700     55,246
    Fujikura Rubber, Ltd.................................   7,500     31,535
    Fujikura, Ltd........................................ 162,500    713,313
    Fujimak Corp.........................................   1,400     12,469
    Fujimi, Inc..........................................   7,200    148,452
    Fujimori Kogyo Co., Ltd..............................   8,000    208,635
    Fujio Food System Co., Ltd...........................   1,700     37,183
    Fujisash Co., Ltd....................................  55,900     42,985
    Fujita Kanko, Inc....................................   5,000    124,416
    Fujitec Co., Ltd.....................................  17,600    192,044
    Fujitsu Frontech, Ltd................................   5,600     51,470
    Fujitsu General, Ltd.................................  33,900    436,238
    Fujitsu, Ltd.........................................  40,750  2,734,952
    Fujiya Co., Ltd......................................   2,400     49,336
    FuKoKu Co., Ltd......................................   6,500     52,142
    Fukuda Corp..........................................   2,400     89,303
    Fukuda Denshi Co., Ltd...............................   1,500    101,305
    Fukui Bank, Ltd. (The)...............................   8,800    128,405
    Fukui Computer Holdings, Inc.........................   1,800     26,963
    Fukuoka Financial Group, Inc.........................  20,480    452,453
*   Fukushima Bank, Ltd. (The)...........................  12,000     43,466
    Fukushima Industries Corp............................   6,400    226,923
    Fukuyama Transporting Co., Ltd.......................   7,200    289,566
*   Full Speed, Inc......................................   1,400      7,380
    FULLCAST Holdings Co., Ltd...........................   6,800    119,496
    Fumakilla, Ltd.......................................   2,500     27,330
    Funai Soken Holdings, Inc............................  10,660    180,218
    Furukawa Battery Co., Ltd. (The).....................   7,400     47,363
    Furukawa Co., Ltd....................................  11,400    145,399
    Furukawa Electric Co., Ltd...........................  41,500  1,244,767
    Furuno Electric Co., Ltd.............................   9,500     79,175
    Furusato Industries, Ltd.............................   1,500     21,269
    Furyu Corp...........................................   7,700     71,827
    Fuso Chemical Co., Ltd...............................  11,800    231,805
    Fuso Pharmaceutical Industries, Ltd..................   3,000     69,189
    Futaba Industrial Co., Ltd...........................  36,800    191,625
    Future Corp..........................................  15,100    209,706
    Fuyo General Lease Co., Ltd..........................  11,600    579,459
    G-7 Holdings, Inc....................................   4,000     77,848
    Gakken Holdings Co., Ltd.............................   1,500     56,190
    Gakkyusha Co., Ltd...................................   1,500     18,440
    GCA Corp.............................................   1,600     10,627
    Gecoss Corp..........................................   7,400     68,647
    Genki Sushi Co., Ltd.................................   1,400     52,838
    Genky DrugStores Co., Ltd............................   5,500    131,796
    Geo Holdings Corp....................................  20,300    311,258
    Geostr Corp..........................................   6,900     26,892
    Gfoot Co., Ltd.......................................   6,100     37,422
    Giken, Ltd...........................................   7,200    215,299
    GL Sciences, Inc.....................................   2,400     33,395
    Global, Ltd. (The)...................................   3,300     16,374
    GLOBERIDE, Inc.......................................   6,200    138,804
    Glory, Ltd...........................................  19,300    479,482
    GMO Cloud K.K........................................     900     26,813
    GMO Financial Holdings, Inc..........................  10,400     57,081
    GMO internet, Inc....................................  25,000    337,795
    GMO Payment Gateway, Inc.............................   7,600    393,399

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Godo Steel, Ltd......................................   5,700 $   93,016
    Gokurakuyu Holdings Co., Ltd.........................   6,900     38,584
    Goldcrest Co., Ltd...................................   8,910    135,234
    Goldwin, Inc.........................................   2,600    256,059
    Golf Digest Online, Inc..............................   6,700     40,645
    Grandy House Corp....................................   4,900     18,341
    Greens Co., Ltd......................................   2,500     32,443
    GS Yuasa Corp........................................  38,600    805,705
    GSI Creos Corp.......................................   2,900     33,660
    G-Tekt Corp..........................................  11,000    161,645
*   GungHo Online Entertainment, Inc.....................  66,500    157,016
    Gunma Bank, Ltd. (The)............................... 102,500    451,782
*   Gunosy, Inc..........................................   3,100     68,692
    Gunze, Ltd...........................................   6,100    254,486
    Gurunavi, Inc........................................  21,300    143,067
    H2O Retailing Corp...................................  31,025    436,637
    HABA Laboratories, Inc...............................   1,100     74,174
    Hachijuni Bank, Ltd. (The)........................... 105,600    467,591
    Hagihara Industries, Inc.............................   3,600     50,523
    Hagiwara Electric Holdings Co., Ltd..................   3,200     83,596
    Hakudo Co., Ltd......................................   5,000     74,856
    Hakuhodo DY Holdings, Inc............................  37,500    577,118
    Hakuto Co., Ltd......................................   5,400     57,420
    Halows Co., Ltd......................................   3,100     59,936
    Hamakyorex Co., Ltd..................................   9,000    321,850
    Hamamatsu Photonics KK...............................  10,100    361,637
    Handsman Co., Ltd....................................   1,000     10,776
    Hankyu Hanshin Holdings, Inc.........................  37,800  1,349,259
    Hanwa Co., Ltd.......................................  15,400    427,657
    Happinet Corp........................................   8,600    126,161
    Harada Industry Co., Ltd.............................   4,200     33,887
    Hard Off Corp. Co., Ltd..............................   2,400     17,973
    Harima Chemicals Group, Inc..........................   5,200     47,164
    Harmonic Drive Systems, Inc..........................   3,100    108,919
    Haruyama Holdings, Inc...............................   2,400     18,417
    Haseko Corp.......................................... 132,600  1,470,712
    Havix Corp...........................................   1,800     13,523
    Hayashikane Sangyo Co., Ltd..........................   3,600     18,699
    Hazama Ando Corp..................................... 118,020    781,692
    Heiwa Corp...........................................  21,400    452,150
    Heiwa Real Estate Co., Ltd...........................  13,700    253,151
    Heiwado Co., Ltd.....................................  13,400    310,746
    Helios Techno Holdings Co., Ltd......................  12,400     80,407
    Hibino Corp..........................................   2,100     36,556
    Hiday Hidaka Corp....................................   7,165    141,011
    Hikari Tsushin, Inc..................................   4,000    641,133
    HI-LEX Corp..........................................   4,500     85,820
    Hino Motors, Ltd.....................................  68,200    684,729
    Hinokiya Group Co., Ltd..............................   2,000     35,094
    Hioki EE Corp........................................   2,200     82,963
    Hirakawa Hewtech Corp................................   4,300     48,110
    Hiramatsu, Inc.......................................  15,900     49,034
    Hirata Corp..........................................   4,800    297,109
    Hirose Electric Co., Ltd.............................     735     78,947
    Hiroshima Bank, Ltd. (The)...........................  56,500    327,035
    Hiroshima Gas Co., Ltd...............................  10,500     32,723
    HIS Co., Ltd.........................................  16,500    623,937
    Hisamitsu Pharmaceutical Co., Inc....................   1,300     66,573
    Hitachi Capital Corp.................................  35,100    799,946

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Hitachi Chemical Co., Ltd............................  31,200 $  514,633
    Hitachi Construction Machinery Co., Ltd..............  30,800    782,220
    Hitachi High-Technologies Corp.......................  13,900    502,347
    Hitachi Metals, Ltd..................................  48,410    544,613
    Hitachi Transport System, Ltd........................  20,000    558,524
    Hitachi Zosen Corp...................................  72,500    241,198
    Hitachi, Ltd......................................... 173,100  5,445,462
    Hitachi, Ltd., ADR...................................  10,080    634,334
    Hito Communications, Inc.............................   3,400     47,376
    Hochiki Corp.........................................   8,900     86,536
    Hodogaya Chemical Co., Ltd...........................   2,800     53,532
    Hogy Medical Co., Ltd................................   7,000    233,738
    Hokkaido Electric Power Co., Inc.....................  60,000    416,168
    Hokkaido Gas Co., Ltd................................   4,400     59,745
    Hokkan Holdings, Ltd.................................   3,000     44,757
    Hokko Chemical Industry Co., Ltd.....................   7,000     32,895
    Hokkoku Bank, Ltd. (The).............................   9,500    285,609
    Hokuetsu Corp........................................  59,000    320,081
    Hokuetsu Industries Co., Ltd.........................  13,700    141,062
    Hokuhoku Financial Group, Inc........................  47,200    541,080
    Hokuriku Electric Industry Co., Ltd..................   4,100     36,279
*   Hokuriku Electric Power Co...........................  50,300    442,739
    Hokuriku Electrical Construction Co., Ltd............   3,900     31,805
    Hokuto Corp..........................................   7,500    136,910
    Honda Motor Co., Ltd., Sponsored ADR.................  37,467  1,126,633
    Honda Motor Co., Ltd................................. 249,900  7,502,486
    Honda Tsushin Kogyo Co., Ltd.........................   8,200     41,803
    H-One Co., Ltd.......................................  10,200     95,545
    Honeys Holdings Co., Ltd.............................   6,600     56,831
    Honshu Chemical Industry Co., Ltd....................   2,600     28,760
    Hoosiers Holdings....................................  16,300     99,931
    Horiba, Ltd..........................................  16,600    817,126
    Hoshizaki Corp.......................................   4,100    291,153
    Hosiden Corp.........................................  23,300    177,223
    Hosokawa Micron Corp.................................   4,500    183,749
    Hotland Co., Ltd.....................................   2,900     33,456
    House Foods Group, Inc...............................  14,400    501,335
    Howa Machinery, Ltd..................................   4,600     34,008
    Hoya Corp............................................  16,300    946,009
    Hulic Co., Ltd.......................................  13,600    125,493
    Hyakugo Bank, Ltd. (The).............................  92,000    333,171
    Hyakujushi Bank, Ltd. (The)..........................   9,800    228,296
    I K K, Inc...........................................   5,400     36,132
    I.K Co., Ltd.........................................     900      7,415
    Ibiden Co., Ltd......................................  37,400    545,206
    IBJ Leasing Co., Ltd.................................  16,100    371,147
    IBJ, Inc.............................................   4,300     34,591
    Ichibanya Co., Ltd...................................   3,500    142,547
    Ichigo, Inc.......................................... 117,100    404,933
    Ichiken Co., Ltd.....................................   3,500     62,974
    Ichikoh Industries, Ltd..............................  24,000    132,953
    Ichinen Holdings Co., Ltd............................  13,300    145,275
    Ichiyoshi Securities Co., Ltd........................  23,900    198,389
    Idec Corp............................................   8,500    156,693
    Idemitsu Kosan Co., Ltd..............................  57,000  2,011,383
    IDOM, Inc............................................  46,100    172,468
    Ihara Science Corp...................................   2,000     27,603
    IHI Corp.............................................  46,300  1,466,395
    Iida Group Holdings Co., Ltd.........................  26,616    484,384

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Iino Kaiun Kaisha, Ltd...............................  42,200 $  149,545
    IJT Technology Holdings Co., Ltd.....................  10,900     65,943
    Ikegami Tsushinki Co., Ltd...........................   3,300     35,859
    IMAGICA GROUP, Inc...................................   3,700     17,960
    Imasen Electric Industrial...........................   6,800     63,050
    Imuraya Group Co., Ltd...............................     800     17,698
    Inaba Denki Sangyo Co., Ltd..........................   5,300    206,943
    Inaba Seisakusho Co., Ltd............................   4,100     46,356
    Inabata & Co., Ltd...................................  19,300    254,380
    Inageya Co., Ltd.....................................   2,600     30,618
    Ines Corp............................................   8,100     98,354
    I-Net Corp...........................................   6,330     77,919
    Infocom Corp.........................................   6,900    233,619
    Infomart Corp........................................  34,000    362,913
    Information Development Co., Ltd.....................   3,200     42,189
    Information Services International-Dentsu, Ltd.......   5,400    144,294
    Innotech Corp........................................   9,600     88,858
    Intage Holdings, Inc.................................  18,500    147,107
    Intelligent Wave, Inc................................   1,900     11,488
    Internet Initiative Japan, Inc.......................  17,300    407,719
    Inui Global Logistics Co., Ltd.......................   4,700     30,842
    I-O Data Device, Inc.................................   4,000     43,015
    IR Japan Holdings, Ltd...............................   1,800     20,376
    Iriso Electronics Co., Ltd...........................  11,400    466,915
    Iseki & Co., Ltd.....................................   8,000    116,729
    Isetan Mitsukoshi Holdings, Ltd......................  48,000    493,988
*   Ishihara Sangyo Kaisha, Ltd..........................  13,900    141,752
    Ishizuka Glass Co., Ltd..............................   1,100     19,719
    Istyle, Inc..........................................  11,200     85,337
    Isuzu Motors, Ltd.................................... 140,700  2,092,961
*   ITbook Holdings Co., Ltd.............................   2,500      8,803
    Itfor, Inc...........................................   3,400     23,609
    Ito En, Ltd..........................................   9,800    437,186
    ITOCHU Corp..........................................  65,300  1,197,876
    Itochu Enex Co., Ltd.................................  26,300    229,982
    Itochu Techno-Solutions Corp.........................  17,700    369,165
    Itochu-Shokuhin Co., Ltd.............................   1,800     76,108
    Itoham Yonekyu Holdings, Inc.........................  39,268    249,823
    Itoki Corp...........................................  15,800     81,965
    IwaiCosmo Holdings, Inc..............................   7,200     82,088
    Iwaki & Co., Ltd.....................................  15,000     55,965
    Iwasaki Electric Co., Ltd............................   3,700     43,157
    Iwatani Corp.........................................  22,900    782,870
    Iyo Bank, Ltd. (The).................................  71,543    395,339
    Izumi Co., Ltd.......................................   6,200    312,627
    J Front Retailing Co., Ltd...........................  68,000    779,434
    J Trust Co., Ltd.....................................  27,100    101,798
    JAC Recruitment Co., Ltd.............................   5,000    100,932
    Jaccs Co., Ltd.......................................  11,000    188,931
    Jalux, Inc...........................................   3,000     65,888
    Jamco Corp...........................................   5,300    124,143
    Janome Sewing Machine Co., Ltd.......................   8,100     36,499
    Japan Airlines Co., Ltd..............................  19,900    724,528
    Japan Airport Terminal Co., Ltd......................   7,200    275,877
    Japan Asia Group, Ltd................................   9,300     31,373
*   Japan Asset Marketing Co., Ltd.......................  40,100     37,602
    Japan Aviation Electronics Industry, Ltd.............  31,000    404,010
    Japan Cash Machine Co., Ltd..........................   6,600     60,103
*   Japan Display, Inc................................... 974,700    649,444

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Japan Electronic Materials Corp......................   3,000 $   20,217
    Japan Exchange Group, Inc............................  41,000    721,956
    Japan Investment Adviser Co., Ltd....................   3,700    135,831
    Japan Lifeline Co., Ltd..............................  14,800    225,246
    Japan Material Co., Ltd..............................  21,100    244,224
    Japan Meat Co., Ltd..................................   5,600     86,782
    Japan Medical Dynamic Marketing, Inc.................  10,700    111,720
    Japan Oil Transportation Co., Ltd....................   1,600     41,701
    Japan Post Holdings Co., Ltd......................... 136,700  1,680,455
    Japan Property Management Center Co., Ltd............   3,900     30,492
    Japan Pulp & Paper Co., Ltd..........................   4,200    150,080
    Japan Securities Finance Co., Ltd....................  44,800    245,863
    Japan Steel Works, Ltd. (The)........................  43,600    806,791
    Japan Tobacco, Inc...................................  59,500  1,506,286
    Japan Transcity Corp.................................  13,600     53,128
    Japan Wool Textile Co., Ltd. (The)...................  22,000    176,746
    JBCC Holdings, Inc...................................   3,900     51,720
    JCU Corp.............................................  11,600    167,237
    Jeol, Ltd............................................   4,000     72,619
    JFE Holdings, Inc....................................  79,832  1,407,231
    JFLA Holdings, Inc...................................   5,500     20,288
    JGC Corp.............................................  26,400    405,044
*   JIG-SAW, Inc.........................................     900     20,718
    Jimoto Holdings, Inc.................................  49,800     54,425
    JINS, Inc............................................   4,900    245,744
    JK Holdings Co., Ltd.................................   5,200     25,347
    JMS Co., Ltd.........................................   5,000     25,760
    Joban Kosan Co., Ltd.................................   2,100     30,308
    J-Oil Mills, Inc.....................................   4,500    157,025
    Joshin Denki Co., Ltd................................   8,000    167,285
    JP-Holdings, Inc.....................................  16,300     42,017
    JSP Corp.............................................   5,400    110,732
    JSR Corp.............................................  35,200    569,128
    JTEKT Corp...........................................  79,300  1,029,962
    Juki Corp............................................  19,400    212,175
    Juroku Bank, Ltd. (The)..............................  13,600    298,248
    Justsystems Corp.....................................   8,400    171,151
    JVC Kenwood Corp.....................................  51,400    120,610
    JXTG Holdings, Inc................................... 722,168  3,944,575
    kabu.com Securities Co., Ltd.........................  59,300    294,767
    Kadoya Sesame Mills, Inc.............................     600     28,655
    Kaga Electronics Co., Ltd............................   7,200    133,827
    Kajima Corp.......................................... 139,000  1,977,228
    Kakaku.com, Inc......................................  19,300    338,827
    Kaken Pharmaceutical Co., Ltd........................  15,400    727,518
    Kakiyasu Honten Co., Ltd.............................   2,300     50,143
    Kameda Seika Co., Ltd................................   4,000    181,585
    Kamei Corp...........................................  10,900    116,021
    Kamigumi Co., Ltd....................................  28,000    619,867
    Kanaden Corp.........................................   5,900     62,414
    Kanagawa Chuo Kotsu Co., Ltd.........................   2,000     67,687
    Kanamic Network Co., Ltd.............................   1,200     19,229
    Kanamoto Co., Ltd....................................  17,600    489,010
    Kandenko Co., Ltd....................................  37,000    347,575
    Kaneka Corp..........................................  17,800    695,888
    Kaneko Seeds Co., Ltd................................   1,000     11,686
    Kanematsu Corp.......................................  42,800    515,287
    Kanematsu Electronics, Ltd...........................   6,200    181,879
    Kansai Electric Power Co., Inc. (The)................  37,800    575,373

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
*   Kansai Mirai Financial Group, Inc....................  37,123 $  275,860
    Kansai Paint Co., Ltd................................  17,000    298,299
    Kansai Super Market, Ltd.............................   2,500     22,599
    Kanto Denka Kogyo Co., Ltd...........................  31,300    260,682
    Kao Corp.............................................  13,800    975,637
    Kappa Create Co., Ltd................................   1,700     21,819
    Kasai Kogyo Co., Ltd.................................  15,000    120,868
    Katakura & Co-op Agri Corp...........................   1,800     19,256
    Kato Sangyo Co., Ltd.................................   5,700    166,653
    Kato Works Co., Ltd..................................   4,200    105,223
    KAWADA TECHNOLOGIES, Inc.............................   1,700    105,764
    Kawagishi Bridge Works Co., Ltd......................     800     17,547
    Kawai Musical Instruments Manufacturing Co., Ltd.....   4,300    119,713
    Kawasaki Heavy Industries, Ltd.......................  38,300    964,916
*   Kawasaki Kisen Kaisha, Ltd...........................  36,700    478,905
    KDDI Corp............................................ 162,500  4,060,002
    KeePer Technical Laboratory Co., Ltd.................     900      8,311
    Keihan Holdings Co., Ltd.............................  31,200  1,286,596
    Keihanshin Building Co., Ltd.........................  12,700    103,981
    Keihin Co., Ltd......................................   2,900     33,396
    Keihin Corp..........................................  26,000    465,438
    Keikyu Corp..........................................  12,600    214,604
    Keio Corp............................................   6,000    344,685
    Keisei Electric Railway Co., Ltd.....................   8,000    253,640
    Keiyo Bank, Ltd. (The)...............................  44,300    279,398
    Keiyo Co., Ltd.......................................  11,600     55,460
    KEL Corp.............................................   1,500     12,764
    Kenedix, Inc.........................................  62,300    328,033
    Kenko Mayonnaise Co., Ltd............................   6,200    116,685
    Kewpie Corp..........................................  35,000    795,471
    Key Coffee, Inc......................................   4,400     81,832
    Keyence Corp.........................................   2,904  1,494,442
    KFC Holdings Japan, Ltd..............................   8,000    145,813
    KH Neochem Co., Ltd..................................   8,300    195,311
*   KI Holdings Co., Ltd.................................   8,000     22,516
    Kikkoman Corp........................................   3,900    207,479
    Kimura Unity Co., Ltd................................   1,400     14,341
    King Jim Co., Ltd....................................   1,800     12,906
*   Kinki Sharyo Co., Ltd. (The).........................   2,500     45,490
*   Kintetsu Department Store Co., Ltd...................   1,300     40,354
    Kintetsu Group Holdings Co., Ltd.....................   9,200    401,519
    Kintetsu World Express, Inc..........................  22,600    327,637
    Kirin Holdings Co., Ltd..............................  83,740  1,999,198
    Kirindo Holdings Co., Ltd............................   4,400     56,050
    Ki-Star Real Estate Co., Ltd.........................   4,500     74,850
    Kitagawa Corp........................................   4,400     90,218
    Kita-Nippon Bank, Ltd. (The).........................   2,800     53,421
    Kitano Construction Corp.............................   1,800     52,529
    Kitanotatsujin Corp..................................  22,800     89,665
    Kito Corp............................................  13,800    213,421
    Kitz Corp............................................  32,800    268,535
    Kiyo Bank, Ltd. (The)................................  29,200    420,330
*   KLab, Inc............................................  15,600    132,200
*   KNT-CT Holdings Co., Ltd.............................   1,500     16,968
    Koa Corp.............................................   8,900    127,507
    Koatsu Gas Kogyo Co., Ltd............................  10,700     72,557
    Kobayashi Pharmaceutical Co., Ltd....................   5,200    330,478
    Kobe Bussan Co., Ltd.................................  10,000    310,581
*   Kobe Electric Railway Co., Ltd.......................   2,200     78,109

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Kobe Steel, Ltd...................................... 190,700 $1,531,934
    Kobelco Eco-Solutions Co., Ltd.......................   1,200     17,640
    Kohnan Shoji Co., Ltd................................  11,700    295,782
    Kohsoku Corp.........................................   4,100     37,992
    Koito Manufacturing Co., Ltd.........................  19,000  1,144,249
*   Kojima Co., Ltd......................................   5,200     27,587
    Kokusai Co., Ltd.....................................   3,100     21,888
    Kokuyo Co., Ltd......................................  18,500    270,159
    KOMAIHALTEC, Inc.....................................   1,200     20,526
    Komatsu Wall Industry Co., Ltd.......................   3,200     54,832
    Komatsu, Ltd.........................................  57,300  1,508,831
    KOMEDA Holdings Co., Ltd.............................  15,900    304,420
    Komehyo Co., Ltd.....................................   2,200     22,949
    Komeri Co., Ltd......................................  12,800    323,881
    Konaka Co., Ltd......................................  37,600    153,489
    Konami Holdings Corp.................................  14,600    670,534
    Kondotec, Inc........................................   4,500     38,834
    Konica Minolta, Inc.................................. 125,500  1,263,660
    Konishi Co., Ltd.....................................  12,400    180,256
    Konoike Transport Co., Ltd...........................  11,000    164,846
    Konoshima Chemical Co., Ltd..........................   4,600     27,956
    Kosaido Co., Ltd.....................................   5,600     34,019
    Kose Corp............................................   2,800    411,033
    Kosei Securities Co., Ltd. (The).....................   2,500     17,271
    Koshidaka Holdings Co., Ltd..........................  16,100    230,796
    Kotobuki Spirits Co., Ltd............................   7,200    269,401
*   Kourakuen Holdings Corp..............................   3,500     71,543
    Krosaki Harima Corp..................................   2,900    152,683
    KRS Corp.............................................   3,200     60,093
    K's Holdings Corp....................................  71,020    707,613
    KU Holdings Co., Ltd.................................   4,600     33,004
    Kubota Corp., Sponsored ADR..........................   4,000    317,000
    Kubota Corp..........................................  49,300    781,605
    Kumagai Gumi Co., Ltd................................  17,700    555,201
    Kumiai Chemical Industry Co., Ltd....................  28,170    175,090
    Kura Corp............................................   4,200    217,640
    Kurabo Industries, Ltd...............................   7,600    163,890
    Kuraray Co., Ltd..................................... 107,700  1,656,279
    Kureha Corp..........................................   7,800    489,307
    Kurimoto, Ltd........................................   3,100     39,736
    Kurita Water Industries, Ltd.........................  22,500    572,024
    Kuriyama Holdings Corp...............................   8,400     56,235
    Kusuri no Aoki Holdings Co., Ltd.....................   3,900    258,804
    KYB Corp.............................................   7,900    214,142
    Kyoden Co., Ltd......................................  11,300     43,540
    Kyodo Printing Co., Ltd..............................   2,900     61,927
    Kyoei Steel, Ltd.....................................   9,400    153,474
    Kyokuto Boeki Kaisha, Ltd............................   1,100     16,453
    Kyokuto Kaihatsu Kogyo Co., Ltd......................  11,700    165,164
    Kyokuto Securities Co., Ltd..........................  10,000    104,502
    Kyokuyo Co., Ltd.....................................   4,000    101,438
    KYORIN Holdings, Inc.................................  12,500    265,424
    Kyoritsu Maintenance Co., Ltd........................  13,920    635,797
    Kyoritsu Printing Co., Ltd...........................  13,500     24,585
    Kyosan Electric Manufacturing Co., Ltd...............  17,100     64,977
    Kyowa Electronic Instruments Co., Ltd................   4,600     15,329
    Kyowa Exeo Corp......................................  31,274    768,660
    Kyowa Hakko Kirin Co., Ltd...........................   3,600     69,019
    Kyowa Leather Cloth Co., Ltd.........................   5,300     36,653

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
JAPAN -- (Continued)
    Kyudenko Corp........................................  15,000 $539,266
    Kyushu Electric Power Co., Inc.......................  24,000  297,393
    Kyushu Financial Group, Inc..........................  99,050  403,502
    Kyushu Railway Co....................................   8,900  303,867
    LAC Co., Ltd.........................................   4,700   64,468
    Lacto Japan Co., Ltd.................................   1,600  116,006
    Land Business Co., Ltd...............................   1,800   12,648
*   LAND Co., Ltd........................................  40,400    2,992
    Lasertec Corp........................................  15,000  494,460
    Lawson, Inc..........................................   7,000  431,491
    LEC, Inc.............................................  12,400  184,463
    Leopalace21 Corp..................................... 152,700  723,505
    Life Corp............................................  10,600  227,259
    LIFULL Co., Ltd......................................  15,600  102,748
    Like Co., Ltd........................................   2,500   24,113
    Linical Co., Ltd.....................................   3,300   42,434
    Link And Motivation, Inc.............................  11,500   96,562
    Lintec Corp..........................................  16,400  363,167
    Lion Corp............................................  36,000  750,275
*   Litalico, Inc........................................   1,300   24,364
    LIXIL Group Corp.....................................  54,200  798,193
    LIXIL VIVA Corp......................................   9,800  141,156
    Lonseal Corp.........................................     400    6,253
    Look Holdings, Inc...................................   3,000   29,853
    Luckland Co., Ltd....................................   1,000   18,837
*   M&A Capital Partners Co., Ltd........................   2,600  120,322
    M3, Inc..............................................  36,900  534,053
    Mabuchi Motor Co., Ltd...............................   9,800  343,736
    Macnica Fuji Electronics Holdings, Inc...............  19,950  260,821
    Macromill, Inc.......................................   8,100  115,428
    Maeda Corp...........................................  54,000  533,470
    Maeda Kosen Co., Ltd.................................  12,000  281,981
    Maeda Road Construction Co., Ltd.....................  22,000  428,341
    Maezawa Industries, Inc..............................   5,000   16,137
    Makino Milling Machine Co., Ltd......................   9,600  393,032
    Makita Corp..........................................  11,200  396,836
    Mamezou Holdings Co., Ltd............................   9,500   88,377
    Mandom Corp..........................................   6,000  141,027
    Mani, Inc............................................   5,600  245,370
    Marubeni Corp........................................ 121,700  948,602
    Marubun Corp.........................................   5,500   36,372
    Marudai Food Co., Ltd................................   9,800  158,144
    Marufuji Sheet Piling Co., Ltd.......................     300    6,188
    Maruha Nichiro Corp..................................  25,800  879,558
    Marui Group Co., Ltd.................................  43,900  891,388
    Maruka Machinery Co., Ltd............................   2,500   46,766
    Marusan Securities Co., Ltd..........................   8,700   64,134
    Maruwa Co., Ltd......................................   6,000  352,985
    Maruwa Unyu Kikan Co., Ltd...........................   5,200  173,701
    Maruyama Manufacturing Co., Inc......................   1,400   16,842
    Maruzen CHI Holdings Co., Ltd........................   3,700   10,808
    Maruzen Showa Unyu Co., Ltd..........................   4,000   98,606
    Marvelous, Inc.......................................  13,000  112,388
    Matching Service Japan Co., Ltd......................   1,600   21,179
    Matsuda Sangyo Co., Ltd..............................   5,700   74,841
    Matsui Securities Co., Ltd...........................  17,600  189,101
    Matsumotokiyoshi Holdings Co., Ltd...................  18,800  580,774
    Matsuya Co., Ltd.....................................   5,100   47,011
    Matsuyafoods Holdings Co., Ltd.......................   4,400  145,779

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Max Co., Ltd.........................................  10,700 $  142,485
    Maxell Holdings, Ltd.................................  19,800    282,379
    Maxvalu Tokai Co., Ltd...............................   2,100     47,866
    Mazda Motor Corp..................................... 134,900  1,492,970
    McDonald's Holdings Co. Japan, Ltd...................   1,300     57,537
    MCJ Co., Ltd.........................................  39,400    266,523
    Mebuki Financial Group, Inc.......................... 181,080    507,713
    MEC Co., Ltd.........................................   6,900     67,417
    Media Do Holdings Co., Ltd...........................   2,100     43,536
*   Medical Data Vision Co., Ltd.........................   4,200     37,489
    Medical System Network Co., Ltd......................  16,100     60,040
    Medipal Holdings Corp................................  22,800    526,250
    Medius Holdings Co., Ltd.............................   2,700     16,716
    Megachips Corp.......................................   9,800    254,331
    Megmilk Snow Brand Co., Ltd..........................  28,700    761,573
    Meidensha Corp.......................................  20,400    275,124
    Meiji Electric Industries Co., Ltd...................   1,200     20,058
    MEIJI Holdings Co., Ltd..............................  14,274  1,103,738
    Meiji Shipping Co., Ltd..............................   7,600     24,258
    Meiko Electronics Co., Ltd...........................  15,900    292,765
    Meiko Network Japan Co., Ltd.........................  11,300     98,535
    Meisei Industrial Co., Ltd...........................  10,800     69,798
    Meitec Corp..........................................   9,700    423,495
    Meiwa Corp...........................................   7,500     29,158
    Meiwa Estate Co., Ltd................................   4,600     25,104
    Menicon Co., Ltd.....................................  14,300    355,884
    Mercuria Investment Co., Ltd.........................   3,900     25,376
    Mesco, Inc...........................................   1,800     17,763
    METAWATER Co., Ltd...................................   4,700    130,861
    Michinoku Bank, Ltd. (The)...........................   7,500    113,333
    Mie Kotsu Group Holdings, Inc........................  30,000    170,858
    Mikuni Corp..........................................  11,600     53,802
    Milbon Co., Ltd......................................   6,992    281,023
    Mimaki Engineering Co., Ltd..........................   8,800     63,374
    Mimasu Semiconductor Industry Co., Ltd...............  11,000    141,389
    Minebea Mitsumi, Inc................................. 115,375  1,897,810
    Ministop Co., Ltd....................................   5,200     93,459
    Miraca Holdings, Inc.................................  30,200    747,092
    Mirait Holdings Corp.................................  23,190    335,160
    Miroku Jyoho Service Co., Ltd........................   6,800    157,141
    Misawa Homes Co., Ltd................................  14,500     99,726
    MISUMI Group, Inc....................................  19,500    446,337
    Mitachi Co., Ltd.....................................   1,300      8,775
    Mitani Corp..........................................   3,700    185,066
    Mitani Sangyo Co., Ltd...............................   3,300      8,332
    Mitani Sekisan Co., Ltd..............................   1,200     28,175
    Mito Securities Co., Ltd.............................  29,500     73,124
    Mitsuba Corp.........................................  35,400    219,429
    Mitsubishi Chemical Holdings Corp.................... 434,200  3,731,312
    Mitsubishi Corp...................................... 103,500  3,033,400
    Mitsubishi Electric Corp............................. 270,400  3,402,520
    Mitsubishi Estate Co., Ltd...........................  71,900  1,273,455
    Mitsubishi Gas Chemical Co., Inc.....................  46,500    735,474
    Mitsubishi Heavy Industries, Ltd.....................  11,350    438,855
    Mitsubishi Kakoki Kaisha, Ltd........................   3,500     48,682
    Mitsubishi Logisnext Co., Ltd........................  17,600    183,061
    Mitsubishi Logistics Corp............................  18,500    473,955
    Mitsubishi Materials Corp............................  44,800  1,282,426
    Mitsubishi Motors Corp...............................  89,500    556,079

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
JAPAN -- (Continued)
    Mitsubishi Paper Mills, Ltd..........................    14,500 $   75,401
    Mitsubishi Pencil Co., Ltd...........................     4,900    100,327
    Mitsubishi Research Institute, Inc...................     3,900    114,204
    Mitsubishi Shokuhin Co., Ltd.........................     3,700     96,773
    Mitsubishi Steel Manufacturing Co., Ltd..............     2,700     41,573
    Mitsubishi Tanabe Pharma Corp........................    25,000    391,665
    Mitsubishi UFJ Financial Group, Inc., Sponsored ADR..   372,645  2,004,830
    Mitsubishi UFJ Financial Group, Inc..................   625,200  3,353,521
    Mitsubishi UFJ Lease & Finance Co., Ltd..............   184,600    944,948
    Mitsuboshi Belting, Ltd..............................     9,000    171,961
    Mitsui Chemicals, Inc................................    49,600  1,245,207
*   Mitsui E&S Holdings Co., Ltd.........................    34,100    384,805
    Mitsui Fudosan Co., Ltd..............................    35,900    872,185
    Mitsui High-Tec, Inc.................................     8,800     74,115
    Mitsui Matsushima Holdings Co., Ltd..................     4,400     55,548
    Mitsui Mining & Smelting Co., Ltd....................    36,800    868,178
    Mitsui OSK Lines, Ltd................................    37,100    926,979
    Mitsui Sugar Co., Ltd................................     4,500    122,169
*   Mitsui-Soko Holdings Co., Ltd........................    13,100    231,475
    Miura Co., Ltd.......................................     3,200     79,827
    Mixi, Inc............................................    25,800    654,034
    Miyaji Engineering Group, Inc........................     2,200     39,716
    Miyazaki Bank, Ltd. (The)............................     7,400    186,138
    Miyoshi Oil & Fat Co., Ltd...........................     3,300     31,557
    Mizuho Financial Group, Inc.......................... 2,025,455  3,324,495
    Mizuno Corp..........................................     6,100    142,616
*   Mobile Factory, Inc..................................     2,000     27,771
    Mochida Pharmaceutical Co., Ltd......................     3,200    283,759
    Modec, Inc...........................................     6,600    147,846
    Monex Group, Inc.....................................    96,100    336,099
    Monogatari Corp. (The)...............................     2,400    208,046
    MonotaRO Co., Ltd....................................    24,800    529,554
    MORESCO Corp.........................................     5,600     80,478
    Morinaga & Co., Ltd..................................     9,800    402,814
    Morinaga Milk Industry Co., Ltd......................    21,700    631,132
    Morita Holdings Corp.................................    11,100    179,787
    Morito Co., Ltd......................................     7,000     46,180
    Morozoff, Ltd........................................       900     39,738
    Mory Industries, Inc.................................     1,600     34,573
    MRK Holdings, Inc....................................     8,300     12,140
    MrMax Holdings, Ltd..................................     8,300     38,426
    MS&AD Insurance Group Holdings, Inc..................    41,413  1,225,972
    MTI, Ltd.............................................    18,200    105,559
    Mugen Estate Co., Ltd................................     8,500     46,055
    m-up, Inc............................................     2,000     30,502
    Murata Manufacturing Co., Ltd........................    10,013  1,504,111
    Musashi Seimitsu Industry Co., Ltd...................    34,100    495,880
    Musashino Bank, Ltd. (The)...........................    12,400    284,645
*   Mynet, Inc...........................................     2,900     46,738
    N Field Co., Ltd.....................................     3,400     26,861
    Nabtesco Corp........................................    22,900    605,863
    NAC Co., Ltd.........................................     8,800     83,047
    Nachi-Fujikoshi Corp.................................    10,700    429,341
    Nadex Co., Ltd.......................................     1,800     15,632
    Nagaileben Co., Ltd..................................     2,000     40,055
    Nagano Bank, Ltd. (The)..............................     3,600     51,892
    Nagano Keiki Co., Ltd................................     2,200     16,414
    Nagase & Co., Ltd....................................    31,000    453,737
    Nagatanien Holdings Co., Ltd.........................     4,100     88,682

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Nagawa Co., Ltd......................................   1,800 $   88,884
    Nagoya Railroad Co., Ltd.............................  24,400    645,745
    Naigai Trans Line, Ltd...............................   1,700     21,937
    Nakabayashi Co., Ltd.................................   7,700     38,514
    Nakamuraya Co., Ltd..................................     892     33,822
    Nakanishi, Inc.......................................  12,600    216,567
    Nakano Corp..........................................   8,000     36,169
    Nakayama Steel Works, Ltd............................   9,500     44,104
    Nankai Electric Railway Co., Ltd.....................  15,000    401,699
    Nanto Bank, Ltd. (The)...............................  15,900    324,699
    Narasaki Sangyo Co., Ltd.............................   1,200     18,893
    Natori Co., Ltd......................................   2,300     33,520
    NEC Capital Solutions, Ltd...........................   5,500     81,450
    NEC Corp.............................................  70,400  2,365,790
    NEC Networks & System Integration Corp...............   3,600     79,516
    NET One Systems Co., Ltd.............................  30,700    643,416
    Neturen Co., Ltd.....................................   3,200     25,357
*   New Japan Chemical Co., Ltd..........................   8,500     14,693
*   Nexon Co., Ltd.......................................  38,300    582,676
    Nextage Co., Ltd.....................................  10,700    118,973
    Nexyz Group Corp.....................................   1,800     31,106
    NF Corp..............................................   1,100     15,727
    NGK Insulators, Ltd..................................  55,900    859,651
    NGK Spark Plug Co., Ltd..............................  42,600    917,856
    NH Foods, Ltd........................................  23,200    918,058
    NHK Spring Co., Ltd.................................. 127,600  1,183,800
    Nicca Chemical Co., Ltd..............................   1,000      8,391
    Nice Holdings, Inc...................................   2,400     19,001
    Nichias Corp.........................................  38,800    672,803
    Nichiban Co., Ltd....................................   2,500     45,487
    Nichicon Corp........................................  18,100    143,830
    Nichiden Corp........................................   1,000     14,398
    Nichiha Corp.........................................  17,500    448,539
    NichiiGakkan Co., Ltd................................  27,000    239,644
    Nichi-iko Pharmaceutical Co., Ltd....................  26,000    392,671
    Nichimo Co., Ltd.....................................     700     11,481
    Nichirei Corp........................................  48,500  1,315,092
    Nichirin Co., Ltd....................................   5,330     93,863
    Nidec Corp...........................................   4,618    555,400
    Nidec Corp., Sponsored ADR...........................   8,634    259,279
    Nifco, Inc...........................................  28,400    691,231
    Nihon Chouzai Co., Ltd...............................   5,060    155,995
*   Nihon Dempa Kogyo Co., Ltd...........................  39,900    138,870
    Nihon Denkei Co., Ltd................................   2,400     30,696
    Nihon Flush Co., Ltd.................................   2,300     39,090
    Nihon House Holdings Co., Ltd........................  21,800     85,415
    Nihon Kohden Corp....................................  14,100    444,235
    Nihon M&A Center, Inc................................  24,400    611,677
    Nihon Nohyaku Co., Ltd...............................  18,500     83,920
    Nihon Parkerizing Co., Ltd...........................  22,200    262,691
    Nihon Plast Co., Ltd.................................   7,300     51,482
    Nihon Tokushu Toryo Co., Ltd.........................   5,200     62,831
    Nihon Unisys, Ltd....................................  38,200    913,132
    Nihon Yamamura Glass Co., Ltd........................   3,300     44,732
    Nikkato Corp.........................................   1,500     13,419
    Nikkiso Co., Ltd.....................................  25,800    239,758
    Nikkon Holdings Co., Ltd.............................  23,900    601,903
    Nikon Corp...........................................  37,000    632,642
    Nintendo Co., Ltd....................................   1,600    485,261

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Nippi, Inc...........................................   1,200 $   35,955
    Nippo Corp...........................................  23,000    439,047
    Nippon Air Conditioning Services Co., Ltd............   7,000     41,190
    Nippon Aqua Co., Ltd.................................   4,000     15,041
    Nippon Carbide Industries Co., Inc...................   3,200     49,925
    Nippon Carbon Co., Ltd...............................   5,900    234,555
    Nippon Chemi-Con Corp................................   8,000    160,550
    Nippon Chemiphar Co., Ltd............................     900     26,941
    Nippon Coke & Engineering Co., Ltd...................  81,900     73,105
    Nippon Commercial Development Co., Ltd...............   6,900     96,117
    Nippon Concept Corp..................................   2,900     26,121
    Nippon Concrete Industries Co., Ltd..................  25,800     61,662
    Nippon Denko Co., Ltd................................  44,800     91,649
    Nippon Densetsu Kogyo Co., Ltd.......................  13,600    298,064
    Nippon Electric Glass Co., Ltd.......................  22,600    629,379
    Nippon Express Co., Ltd..............................  20,900  1,322,575
    Nippon Filcon Co., Ltd...............................   3,500     16,420
    Nippon Flour Mills Co., Ltd..........................  11,500    192,940
    Nippon Gas Co., Ltd..................................  19,000    698,980
    Nippon Kayaku Co., Ltd...............................  49,200    619,507
    Nippon Kinzoku Co., Ltd..............................   2,600     29,880
    Nippon Kodoshi Corp..................................   3,900     58,866
    Nippon Koei Co., Ltd.................................   5,600    131,285
    Nippon Koshuha Steel Co., Ltd........................   4,600     22,793
    Nippon Light Metal Holdings Co., Ltd................. 359,000    796,621
    Nippon Paint Holdings Co., Ltd.......................  16,400    550,395
    Nippon Paper Industries Co., Ltd.....................  44,100    864,720
    Nippon Parking Development Co., Ltd..................  73,000    105,418
    Nippon Pillar Packing Co., Ltd.......................   8,200    100,181
    Nippon Piston Ring Co., Ltd..........................   3,700     59,659
    Nippon Road Co., Ltd. (The)..........................   2,700    156,946
    Nippon Seisen Co., Ltd...............................   1,200     35,580
*   Nippon Sharyo, Ltd...................................   4,700    105,970
    Nippon Sheet Glass Co., Ltd..........................  68,800    622,255
    Nippon Shokubai Co., Ltd.............................   8,100    536,906
    Nippon Signal Co., Ltd...............................  21,700    188,916
    Nippon Soda Co., Ltd.................................  11,600    293,908
    Nippon Steel & Sumikin Bussan Corp...................   6,152    257,281
    Nippon Steel & Sumitomo Metal Corp...................  94,378  1,747,729
    Nippon Suisan Kaisha, Ltd............................ 177,500  1,096,382
    Nippon Systemware Co., Ltd...........................   4,000     66,125
    Nippon Telegraph & Telephone Corp....................  20,200    868,361
    Nippon Thompson Co., Ltd.............................  27,900    145,151
    Nippon Tungsten Co., Ltd.............................     800     17,593
    Nippon View Hotel Co., Ltd...........................   2,800     27,831
    Nippon Yakin Kogyo Co., Ltd..........................  55,300    129,543
    Nippon Yusen K.K.....................................  42,900    718,234
    Nipro Corp...........................................  80,100  1,074,947
    Nishimatsu Construction Co., Ltd.....................  23,200    540,874
    Nishimatsuya Chain Co., Ltd..........................  11,300     93,162
    Nishi-Nippon Financial Holdings, Inc.................  41,400    373,400
    Nishi-Nippon Railroad Co., Ltd.......................  17,900    457,337
    Nishio Rent All Co., Ltd.............................  12,300    386,208
    Nissan Chemical Corp.................................  19,100  1,015,528
    Nissan Motor Co., Ltd................................ 515,200  4,399,805
    Nissan Shatai Co., Ltd...............................   2,300     21,032
    Nissan Tokyo Sales Holdings Co., Ltd.................  12,100     33,691
    Nissei ASB Machine Co., Ltd..........................   4,400    156,211
    Nissei Plastic Industrial Co., Ltd...................   5,800     47,820

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Nissha Co., Ltd......................................   8,000 $  104,960
    Nisshin Fudosan Co...................................  13,400     53,886
    Nisshin Oillio Group, Ltd. (The).....................  13,000    372,592
    Nisshin Seifun Group, Inc............................   3,930     79,307
    Nisshinbo Holdings, Inc..............................  59,355    517,819
    Nissin Corp..........................................   7,000    112,778
    Nissin Electric Co., Ltd.............................  12,000    105,066
    Nissin Foods Holdings Co., Ltd.......................     100      6,366
    Nissin Kogyo Co., Ltd................................  18,800    256,050
    Nitori Holdings Co., Ltd.............................   3,700    481,813
    Nitta Corp...........................................   6,100    200,000
    Nitta Gelatin, Inc...................................   4,400     26,848
    Nittan Valve Co., Ltd................................   9,600     28,843
    Nittetsu Mining Co., Ltd.............................   1,500     61,996
    Nitto Boseki Co., Ltd................................   9,900    174,279
    Nitto Denko Corp.....................................  34,900  1,974,126
    Nitto Kogyo Corp.....................................   8,600    155,411
    Nitto Kohki Co., Ltd.................................   2,500     48,300
    Nitto Seiko Co., Ltd.................................  10,300     47,950
    Nittoc Construction Co., Ltd.........................  12,900     74,446
    Nittoku Engineering Co., Ltd.........................   1,700     40,479
    Noda Corp............................................   6,400     39,875
    Noevir Holdings Co., Ltd.............................   4,300    184,106
    NOF Corp.............................................  21,400    705,527
    Nohmi Bosai, Ltd.....................................   8,400    141,763
    Nojima Corp..........................................  18,900    373,116
    NOK Corp.............................................  40,700    657,340
    Nomura Co., Ltd......................................  12,100    329,556
    Nomura Holdings, Inc................................. 199,000    777,060
    Nomura Holdings, Inc., Sponsored ADR................. 102,675    386,058
    Nomura Real Estate Holdings, Inc.....................  41,300    802,111
    Nomura Research Institute, Ltd.......................   3,993    163,402
    Noritake Co., Ltd....................................   4,200    199,480
    Noritsu Koki Co., Ltd................................   7,300    116,607
    Noritz Corp..........................................  13,100    182,317
    North Pacific Bank, Ltd.............................. 132,900    355,649
    Nozawa Corp..........................................   3,700     31,397
    NS Solutions Corp....................................  11,300    297,640
    NS Tool Co., Ltd.....................................   1,600     36,827
    NS United Kaiun Kaisha, Ltd..........................   5,700    145,675
    NSD Co., Ltd.........................................   7,930    168,438
    NSK, Ltd.............................................  99,700    972,452
    NTN Corp............................................. 253,500    833,032
    NTT Data Corp........................................  53,000    631,824
    NTT DOCOMO, Inc...................................... 149,700  3,596,810
    NuFlare Technology, Inc..............................   1,600     76,978
    Oat Agrio Co., Ltd...................................   1,400     26,672
    Obara Group, Inc.....................................   6,600    216,213
    Obayashi Corp........................................ 158,800  1,511,026
    Obic Co., Ltd........................................   4,200    398,026
    Odakyu Electric Railway Co., Ltd.....................  11,500    258,418
    Odelic Co., Ltd......................................   1,800     63,666
    Oenon Holdings, Inc..................................  33,000    106,125
    Ogaki Kyoritsu Bank, Ltd. (The)......................  15,500    322,787
    Ohba Co., Ltd........................................   4,400     24,757
    Ohsho Food Service Corp..............................   4,800    322,032
    Oiles Corp...........................................   5,884     98,367
    Oita Bank, Ltd. (The)................................  14,700    450,200
    Oji Holdings Corp.................................... 271,000  1,569,249

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Okabe Co., Ltd.......................................  18,500 $  145,589
    Okada Aiyon Corp.....................................   1,200     16,297
    Okamoto Industries, Inc..............................   3,600    184,963
    Okamoto Machine Tool Works, Ltd......................   2,400     50,211
    Okamura Corp.........................................  14,300    184,362
    Okasan Securities Group, Inc.........................  66,000    290,005
    Oki Electric Industry Co., Ltd.......................  55,700    719,432
    Okinawa Cellular Telephone Co........................   4,100    145,372
    Okinawa Electric Power Co., Inc. (The)...............  12,843    242,979
    OKK Corp.............................................   4,700     34,766
    OKUMA Corp...........................................   8,600    444,800
    Okumura Corp.........................................  10,100    319,159
    Okura Industrial Co., Ltd............................   3,400     55,284
    Okuwa Co., Ltd.......................................  10,000     93,790
    Olympic Group Corp...................................   4,500     27,585
    Olympus Corp.........................................  17,200    705,562
    Omron Corp...........................................  23,100    948,676
    Ono Pharmaceutical Co., Ltd..........................   2,600     56,800
    ONO Sokki Co., Ltd...................................   2,500     13,869
    Onoken Co., Ltd......................................   6,900    104,343
    Onward Holdings Co., Ltd.............................  51,500    301,089
    Ootoya Holdings Co., Ltd.............................   1,100     22,638
*   Open Door, Inc.......................................   2,600     67,542
    Open House Co., Ltd..................................  12,800    535,960
*   OPT Holding, Inc.....................................   3,400     49,764
    Optex Group Co., Ltd.................................   8,600    151,180
    Oracle Corp..........................................   3,000    218,577
    Organo Corp..........................................   2,800     65,730
    Orient Corp.......................................... 216,900    255,407
    Oriental Land Co., Ltd...............................   4,800    492,162
    Origin Electric Co., Ltd.............................   2,200     34,681
    Osaka Gas Co., Ltd...................................  20,600    407,847
    Osaka Organic Chemical Industry, Ltd.................   5,800     60,130
    Osaka Soda Co., Ltd..................................   7,400    169,471
    OSAKA Titanium Technologies Co., Ltd.................  11,600    178,372
    Osaki Electric Co., Ltd..............................  19,900    132,097
    OSG Corp.............................................  37,700    771,605
    OSJB Holdings Corp...................................  52,900    147,560
    Otsuka Corp..........................................   7,200    233,050
    Otsuka Holdings Co., Ltd.............................  15,400    631,638
    Outsourcing, Inc.....................................  30,500    350,160
    Pacific Industrial Co., Ltd..........................  19,700    278,879
    Pacific Metals Co., Ltd..............................   4,700    126,336
    Pack Corp. (The).....................................   3,600     95,299
    PAL GROUP Holdings Co., Ltd..........................   6,400    176,348
    PALTAC Corp..........................................  12,750    614,445
    Paltek Corp..........................................   3,000     16,328
    Panasonic Corp....................................... 338,344  3,313,139
    PAPYLESS Co., Ltd....................................   1,100     25,103
    Paraca, Inc..........................................   2,400     36,130
    Paramount Bed Holdings Co., Ltd......................   6,200    259,958
    Parco Co., Ltd.......................................   9,200     87,576
    Park24 Co., Ltd......................................  14,000    334,079
    Parker Corp..........................................   4,000     16,661
*   Pasco Corp...........................................   2,400     17,774
    Pasona Group, Inc....................................  10,000    126,730
    PC Depot Corp........................................  14,720     59,827
    Pegasus Sewing Machine Manufacturing Co., Ltd........   6,600     42,242
    Penta-Ocean Construction Co., Ltd.................... 186,200  1,093,087

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Pepper Food Service Co., Ltd.........................   3,600 $   85,158
    Persol Holdings Co., Ltd.............................  11,300    201,205
    PIA Corp.............................................   1,300     41,529
    Pigeon Corp..........................................  11,700    458,726
    Pilot Corp...........................................   9,400    458,841
    Piolax, Inc..........................................  10,500    214,382
*   Pioneer Corp......................................... 157,900     94,420
    Plant Co., Ltd.......................................   2,400     22,191
    Plenus Co., Ltd......................................   6,700    113,142
    Pola Orbis Holdings, Inc.............................   9,600    287,132
    Poletowin Pitcrew Holdings, Inc......................  19,800    158,485
    Press Kogyo Co., Ltd.................................  40,300    218,774
    Pressance Corp.......................................  24,000    326,851
    Prestige International, Inc..........................  14,600    174,224
    Prima Meat Packers, Ltd..............................  21,800    412,757
    Pronexus, Inc........................................   1,200     10,949
    Proto Corp...........................................   3,600     50,199
    PS Mitsubishi Construction Co., Ltd..................  19,300    102,490
    Punch Industry Co., Ltd..............................  11,100     57,999
    Qol Holdings Co., Ltd................................  14,700    229,665
    Quick Co., Ltd.......................................   2,500     32,200
    Raccoon Holdings, Inc................................   3,200     20,226
    Raito Kogyo Co., Ltd.................................  21,500    262,796
    Rakus Co., Ltd.......................................   5,200     92,184
    Rasa Corp............................................   3,200     24,840
    Rasa Industries, Ltd.................................   4,600     57,549
    Raysum Co., Ltd......................................   8,500     85,829
    Recruit Holdings Co., Ltd............................  39,900  1,070,936
    Relia, Inc...........................................   8,900     77,629
    Relo Group, Inc......................................  26,000    686,248
    Renaissance, Inc.....................................   3,300     59,734
    Renesas Easton Co., Ltd..............................   8,500     32,466
*   Renesas Electronics Corp............................. 105,800    609,988
    Rengo Co., Ltd.......................................  81,000    709,055
*   RENOVA, Inc..........................................   5,000     49,005
*   Renown, Inc..........................................  28,700     26,123
    Resol Holdings Co., Ltd..............................     500     18,277
    Resona Holdings, Inc................................. 175,700    887,739
    Resorttrust, Inc.....................................  42,500    595,805
    Retail Partners Co., Ltd.............................   1,000     10,286
    Rheon Automatic Machinery Co., Ltd...................   6,100     77,159
    Riberesute Corp......................................   3,100     23,690
    Ricoh Co., Ltd....................................... 104,381  1,111,958
    Ricoh Leasing Co., Ltd...............................   7,700    235,687
    Ride On Express Holdings Co., Ltd....................   4,300     49,149
    Right On Co., Ltd....................................   7,700     58,134
    Riken Corp...........................................   3,700    167,479
    Riken Keiki Co., Ltd.................................   4,200     76,612
    Riken Technos Corp...................................  17,100     72,458
    Riken Vitamin Co., Ltd...............................   2,400     74,584
    Ringer Hut Co., Ltd..................................   6,500    139,133
    Rinnai Corp..........................................   8,300    549,550
    Rion Co., Ltd........................................   3,100     48,642
    Riso Kagaku Corp.....................................   7,360    111,246
    Riso Kyoiku Co., Ltd.................................  31,500    128,893
    Rock Field Co., Ltd..................................   5,600     76,979
    Rohm Co., Ltd........................................  11,700    825,781
    Rohto Pharmaceutical Co., Ltd........................  13,600    366,697
    Rokko Butter Co., Ltd................................   9,500    172,818

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Roland DG Corp.......................................  8,000 $155,840
    Rorze Corp...........................................  7,500  112,710
    Round One Corp....................................... 44,800  509,721
    Royal Holdings Co., Ltd.............................. 14,600  356,055
    RS Technologies Co., Ltd.............................  1,800   45,719
*   RVH, Inc............................................. 27,000   50,792
    Ryobi, Ltd........................................... 13,700  352,532
    Ryoden Corp..........................................  8,000  100,334
    Ryohin Keikaku Co., Ltd..............................  2,500  595,848
    Ryosan Co., Ltd......................................  8,100  226,703
    S Foods, Inc.........................................  4,500  163,332
    S LINE Co., Ltd......................................  1,300   12,543
    Sac's Bar Holdings, Inc..............................  9,350   93,915
    Sagami Rubber Industries Co., Ltd....................  2,000   33,623
    Saibu Gas Co., Ltd................................... 10,200  227,902
    Saizeriya Co., Ltd................................... 13,800  262,226
    Sakai Chemical Industry Co., Ltd.....................  5,600  117,250
    Sakai Heavy Industries, Ltd..........................  1,600   34,536
    Sakai Moving Service Co., Ltd........................  5,700  311,170
    Sakai Ovex Co., Ltd..................................  1,900   33,887
    Sakata INX Corp...................................... 12,100  132,171
    Sakura Internet, Inc.................................  5,700   25,006
    Sala Corp............................................ 26,200  135,135
    SAMTY Co., Ltd.......................................  9,500  133,315
    San Holdings, Inc....................................    500   10,866
    San ju San Financial Group, Inc......................  8,890  132,753
    San-A Co., Ltd.......................................  6,600  262,509
    San-Ai Oil Co., Ltd.................................. 25,000  219,638
*   Sanden Holdings Corp................................. 10,600   79,380
    Sanei Architecture Planning Co., Ltd.................  6,800  103,014
    Sangetsu Corp........................................ 11,800  215,535
    San-In Godo Bank, Ltd. (The)......................... 63,700  462,288
*   Sanix, Inc........................................... 10,700   20,141
    Sanken Electric Co., Ltd............................. 18,100  378,965
    Sanki Engineering Co., Ltd........................... 11,900  124,206
    Sanko Gosei, Ltd.....................................  4,800   15,536
    Sanko Metal Industrial Co., Ltd......................    800   21,257
    Sankyo Co., Ltd......................................  9,400  364,307
    Sankyo Frontier Co., Ltd.............................  1,000   34,912
    Sankyo Tateyama, Inc.................................  9,900  122,658
    Sankyu, Inc.......................................... 18,800  916,415
    Sanoh Industrial Co., Ltd............................ 12,800   69,878
    Sanoyas Holdings Corp................................ 16,500   29,066
    Sansha Electric Manufacturing Co., Ltd...............  6,400   55,239
    Sanshin Electronics Co., Ltd......................... 12,500  193,251
    Santen Pharmaceutical Co., Ltd....................... 21,600  298,780
    Sanwa Holdings Corp.................................. 66,200  760,672
    Sanyo Chemical Industries, Ltd.......................  6,000  287,882
    Sanyo Denki Co., Ltd.................................  5,700  216,294
    Sanyo Electric Railway Co., Ltd......................  4,800   91,267
    Sanyo Housing Nagoya Co., Ltd........................  3,500   29,540
    Sanyo Special Steel Co., Ltd.........................  8,800  190,693
    Sanyo Trading Co., Ltd...............................  5,900   96,907
    Sapporo Holdings, Ltd................................ 39,500  902,004
    Sato Holdings Corp................................... 14,500  343,202
    Sato Shoji Corp......................................  2,900   24,220
    Satori Electric Co., Ltd.............................  7,500   61,898
    Sawada Holdings Co., Ltd.............................  7,000   69,615
    Sawai Pharmaceutical Co., Ltd........................ 19,000  979,108

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Saxa Holdings, Inc...................................   2,300 $   36,726
    SBI Holdings, Inc....................................  68,830  1,470,331
    SBS Holdings, Inc....................................  14,000    205,116
    Scala, Inc...........................................   9,000     61,928
    SCREEN Holdings Co., Ltd.............................  13,200    565,596
    Scroll Corp..........................................  11,700     45,704
    SCSK Corp............................................   4,900    198,276
    Secom Co., Ltd.......................................  10,300    862,336
    Seed Co., Ltd........................................  11,400    135,883
    Seibu Holdings, Inc..................................  54,500    946,821
    Seika Corp...........................................   3,200     42,900
    Seikagaku Corp.......................................   9,900    112,374
*   Seikitokyu Kogyo Co., Ltd............................  20,100    113,090
    Seiko Epson Corp.....................................  80,000  1,245,199
    Seiko Holdings Corp..................................  15,600    328,511
    Seiko PMC Corp.......................................   2,100     15,173
    Seino Holdings Co., Ltd..............................  37,400    517,048
    Seiren Co., Ltd......................................  19,300    322,323
    Sekisui Chemical Co., Ltd............................  90,700  1,407,801
    Sekisui House, Ltd...................................  87,700  1,310,711
    Sekisui Plastics Co., Ltd............................   9,800     82,750
    Senko Group Holdings Co., Ltd........................  64,400    524,597
    Senshu Electric Co., Ltd.............................   2,500     57,997
    Senshu Ikeda Holdings, Inc........................... 109,840    301,232
*   Senshukai Co., Ltd...................................  13,800     31,762
    Septeni Holdings Co., Ltd............................   4,100      7,369
    Seria Co., Ltd.......................................   7,200    222,458
    Seven & I Holdings Co., Ltd.......................... 112,500  4,898,585
    Seven Bank, Ltd...................................... 210,600    627,341
    SFP Holdings Co., Ltd................................   5,100     75,309
    Sharp Corp...........................................  23,900    254,456
    Shibaura Electronics Co., Ltd........................   4,300    149,110
    Shibaura Mechatronics Corp...........................   1,700     54,436
    Shibusawa Warehouse Co., Ltd. (The)..................   2,800     38,906
    Shibuya Corp.........................................   8,700    289,606
    Shidax Corp..........................................   4,300     13,550
*   SHIFT, Inc...........................................   2,600    114,793
    Shiga Bank, Ltd. (The)...............................  18,200    423,634
    Shikibo, Ltd.........................................   2,900     27,855
    Shikoku Bank, Ltd. (The).............................  15,000    144,734
    Shikoku Chemicals Corp...............................  12,200    134,521
    Shikoku Electric Power Co., Inc......................  41,200    522,091
    Shima Seiki Manufacturing, Ltd.......................   6,000    195,937
    Shimachu Co., Ltd....................................  19,200    550,190
    Shimadzu Corp........................................  21,300    489,846
    Shimamura Co., Ltd...................................   3,500    303,085
    Shimane Bank, Ltd. (The).............................   1,200      7,812
    Shimano, Inc.........................................   2,900    406,917
    Shimizu Bank, Ltd. (The).............................  25,100    358,226
    Shimizu Corp......................................... 122,800  1,045,052
    Shimojima Co., Ltd...................................     700      6,845
    Shin Nippon Air Technologies Co., Ltd................   5,400     83,990
*   Shin Nippon Biomedical Laboratories, Ltd.............   8,700     57,832
    Shinagawa Refractories Co., Ltd......................   2,300     77,149
    Shindengen Electric Manufacturing Co., Ltd...........   3,700    146,945
    Shin-Etsu Chemical Co., Ltd..........................  12,100  1,020,231
    Shin-Etsu Polymer Co., Ltd...........................  11,600     87,430
*   Shinkawa, Ltd........................................   5,000     18,302
    Shin-Keisei Electric Railway Co., Ltd................   1,400     26,776

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Shinko Electric Industries Co., Ltd..................  35,200 $  242,707
    Shinko Plantech Co., Ltd.............................  16,400    173,851
    Shinko Shoji Co., Ltd................................   7,400    114,581
    Shinmaywa Industries, Ltd............................  30,600    413,330
    Shinnihon Corp.......................................  17,200    158,530
    Shinoken Group Co., Ltd..............................  20,000    151,000
    Shinsei Bank, Ltd....................................  25,500    345,249
    Shinsho Corp.........................................   2,400     54,657
    Shionogi & Co., Ltd..................................   5,500    339,227
    Ship Healthcare Holdings, Inc........................  24,200    915,282
    Shiseido Co., Ltd....................................  31,300  1,861,934
    Shizuki Electric Co., Inc............................   4,900     27,114
    Shizuoka Bank, Ltd. (The)............................  70,000    585,711
    Shizuoka Gas Co., Ltd................................  29,100    235,787
    SHO-BOND Holdings Co., Ltd...........................   1,400     98,929
    Shoei Co., Ltd.......................................   3,800    131,313
    Shoei Foods Corp.....................................   5,000    120,924
    Shofu, Inc...........................................   1,500     14,955
*   Shoko Co., Ltd.......................................   4,400     25,652
    Showa Aircraft Industry Co., Ltd.....................   2,000     24,154
    Showa Corp...........................................  32,700    421,636
    Showa Denko K.K......................................  60,300  2,025,329
    Showa Sangyo Co., Ltd................................   8,600    225,980
    Showa Shell Sekiyu K.K...............................  50,100    746,450
    Showa Shinku Co., Ltd................................     800      8,658
    Siix Corp............................................  20,600    289,629
    Sinanen Holdings Co., Ltd............................   3,000     61,001
    Sinfonia Technology Co., Ltd.........................  14,500    181,162
    Sinko Industries, Ltd................................   8,600    109,741
    SK-Electronics Co., Ltd..............................   5,300     86,871
    SKY Perfect JSAT Holdings, Inc.......................  68,800    303,013
    Skylark Holdings Co., Ltd............................  58,400    972,928
    SMC Corp.............................................   1,100    363,052
    SMK Corp.............................................   1,900     44,154
    SMS Co., Ltd.........................................  24,800    409,092
    Soda Nikka Co., Ltd..................................   5,800     27,546
    Sodick Co., Ltd......................................  27,900    211,678
    SoftBank Group Corp..................................  70,596  5,560,404
    Softbank Technology Corp.............................   5,200     97,986
    Softbrain Co., Ltd...................................  13,800     66,119
    Softcreate Holdings Corp.............................   4,200     51,203
    Software Service, Inc................................     800     64,667
    Sogo Medical Holdings Co., Ltd.......................  12,400    210,232
    Sohgo Security Services Co., Ltd.....................  12,800    558,715
    Sojitz Corp.......................................... 321,900  1,237,621
    Soken Chemical & Engineering Co., Ltd................   1,600     27,608
    Solasto Corp.........................................  16,200    152,933
    Sompo Holdings, Inc..................................  25,975    979,366
    Sony Corp............................................  60,300  3,021,448
    Sony Corp., Sponsored ADR............................  51,518  2,582,082
    Sony Financial Holdings, Inc.........................  13,900    264,500
    Sotetsu Holdings, Inc................................  10,500    314,376
    Sourcenext Corp......................................  22,200    108,999
    Space Co., Ltd.......................................   4,620     52,566
    Space Value Holdings Co., Ltd........................  17,900    154,884
    Sparx Group Co., Ltd.................................  53,400     91,318
    SPK Corp.............................................   1,200     25,337
    Square Enix Holdings Co., Ltd........................   8,900    295,341
    SRA Holdings.........................................   5,600    134,578

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Srg Takamiya Co., Ltd................................  11,200 $   69,333
    St Marc Holdings Co., Ltd............................   9,100    207,015
    Stanley Electric Co., Ltd............................  31,600    917,823
    Star Mica Co., Ltd...................................   5,800     77,065
    Star Micronics Co., Ltd..............................  24,100    354,012
    Starts Corp., Inc....................................  21,200    475,785
    Starzen Co., Ltd.....................................   3,000    102,492
    St-Care Holding Corp.................................   4,900     23,183
    Stella Chemifa Corp..................................   4,900    129,747
    Step Co., Ltd........................................   1,700     19,659
    Strike Co., Ltd......................................   1,600     29,760
    Studio Alice Co., Ltd................................   6,500    145,316
    Subaru Corp.......................................... 114,300  2,683,999
    Subaru Enterprise Co., Ltd...........................     600     29,667
    Sugi Holdings Co., Ltd...............................   4,200    174,376
    Sugimoto & Co., Ltd..................................   2,600     41,976
    SUMCO Corp........................................... 112,600  1,567,755
    Sumida Corp..........................................  16,700    187,562
    Suminoe Textile Co., Ltd.............................   2,900     64,270
    Sumitomo Bakelite Co., Ltd...........................  13,200    492,173
    Sumitomo Chemical Co., Ltd........................... 419,355  2,187,601
    Sumitomo Corp........................................  86,200  1,334,680
    Sumitomo Dainippon Pharma Co., Ltd...................  21,600    508,549
    Sumitomo Densetsu Co., Ltd...........................   8,200    134,356
    Sumitomo Electric Industries, Ltd.................... 169,700  2,417,944
    Sumitomo Forestry Co., Ltd...........................  82,800  1,079,965
    Sumitomo Heavy Industries, Ltd.......................  35,200  1,194,094
    Sumitomo Metal Mining Co., Ltd.......................  36,000  1,041,224
    Sumitomo Mitsui Construction Co., Ltd................ 126,320    806,672
    Sumitomo Mitsui Financial Group, Inc................. 111,683  4,154,827
    Sumitomo Mitsui Trust Holdings, Inc..................  28,644  1,085,016
    Sumitomo Osaka Cement Co., Ltd.......................  17,600    780,896
    Sumitomo Precision Products Co., Ltd.................   1,200     32,264
    Sumitomo Realty & Development Co., Ltd...............  41,000  1,565,785
    Sumitomo Riko Co., Ltd...............................  21,900    196,390
    Sumitomo Rubber Industries, Ltd......................  84,934  1,180,593
    Sumitomo Seika Chemicals Co., Ltd....................   5,700    226,028
    Sun Frontier Fudousan Co., Ltd.......................  23,300    256,281
    Suncall Corp.........................................   5,700     32,995
    Sundrug Co., Ltd.....................................   9,000    288,021
    Suntory Beverage & Food, Ltd.........................   7,800    345,358
    Sun-Wa Technos Corp..................................   4,300     36,508
    Suruga Bank, Ltd.....................................  39,200    168,229
    Suzuken Co., Ltd.....................................   8,960    470,450
    Suzuki Co., Ltd......................................   4,800     29,211
    Suzuki Motor Corp....................................  33,700  1,759,832
    SWCC Showa Holdings Co., Ltd.........................  57,500    333,694
    Sysmex Corp..........................................   7,800    434,825
    Systemsoft Corp......................................   9,400      8,655
    Systena Corp.........................................  24,600    272,028
    Syuppin Co., Ltd.....................................   5,600     35,661
    T Hasegawa Co., Ltd..................................   9,700    143,449
    T RAD Co., Ltd.......................................   3,200     67,205
    T&D Holdings, Inc....................................  73,500    912,435
    T&K Toka Co., Ltd....................................   8,000     71,445
    Tachibana Eletech Co., Ltd...........................   6,220     89,440
    Tachikawa Corp.......................................   2,900     25,875
    Tachi-S Co., Ltd.....................................  13,500    185,499
    Tadano, Ltd..........................................  26,300    299,804

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Taihei Dengyo Kaisha, Ltd............................   6,500 $  145,128
    Taiheiyo Cement Corp.................................  43,222  1,483,990
    Taiheiyo Kouhatsu, Inc...............................   2,700     17,897
    Taiho Kogyo Co., Ltd.................................   6,900     62,043
    Taikisha, Ltd........................................   5,600    148,916
    Taiko Bank, Ltd. (The)...............................     700     10,722
    Taisei Corp..........................................  25,300  1,191,184
    Taisei Lamick Co., Ltd...............................   2,200     56,520
    Taiyo Holdings Co., Ltd..............................   5,300    161,366
    Taiyo Nippon Sanso Corp..............................  68,700  1,088,725
    Taiyo Yuden Co., Ltd.................................  59,700  1,052,024
    Takamatsu Machinery Co., Ltd.........................     600      4,089
    Takaoka Toko Co., Ltd................................   4,480     60,949
    Takara Holdings, Inc.................................  10,000    114,557
    Takara Leben Co., Ltd................................  58,700    184,206
    Takara Standard Co., Ltd.............................  16,200    232,300
    Takasago International Corp..........................   6,400    197,949
    Takasago Thermal Engineering Co., Ltd................  12,000    189,244
    Takashima & Co., Ltd.................................   1,600     25,626
    Takashimaya Co., Ltd.................................  40,000    543,594
    Take And Give Needs Co., Ltd.........................   4,820     81,565
    TAKEBISHI Corp.......................................   1,900     24,379
*   Takeda Pharmaceutical Co, Ltd., Sponsored ADR........  19,633    392,063
    Takeda Pharmaceutical Co., Ltd.......................  98,608  3,981,124
    Takeei Corp..........................................  10,100     66,389
    Takemoto Yohki Co., Ltd..............................   3,400     45,784
    Takeuchi Manufacturing Co., Ltd......................  18,800    342,493
    Taki Chemical Co., Ltd...............................     600     29,155
    Takihyo Co., Ltd.....................................   1,800     29,017
    Takisawa Machine Tool Co., Ltd.......................   2,300     32,126
    Takuma Co., Ltd......................................  25,900    328,279
    Tama Home Co., Ltd...................................  10,000    113,738
    Tamron Co., Ltd......................................   7,000    110,634
    Tamura Corp..........................................  28,000    155,457
    Tanseisha Co., Ltd...................................  10,300    109,694
    Tateru, Inc..........................................   7,800     22,062
    Tatsuta Electric Wire and Cable Co., Ltd.............  15,000     69,302
    Tayca Corp...........................................   6,500    105,520
    Tazmo Co., Ltd.......................................   3,000     21,652
    Tbk Co., Ltd.........................................   7,000     25,717
    TDC Soft, Inc........................................   4,000     29,363
    TDK Corp., Sponsored ADR.............................   7,012    548,338
    TDK Corp.............................................  22,800  1,804,300
    Tear Corp............................................   3,300     18,577
    TechMatrix Corp......................................   5,700     96,181
    Techno Smart Corp....................................   1,600     13,034
    TechnoPro Holdings, Inc..............................  13,500    709,433
    Tecnos Japan, Inc....................................   5,500     39,564
    Teijin, Ltd.......................................... 129,300  2,234,676
    Teikoku Electric Manufacturing Co., Ltd..............   7,300     80,834
    Tekken Corp..........................................   5,100    123,427
    Tenpos Holdings Co., Ltd.............................     800     15,265
    Terasaki Electric Co., Ltd...........................     800      6,916
    Terumo Corp..........................................  12,500    713,651
    T-Gaia Corp..........................................   6,700    130,683
    THK Co., Ltd.........................................  34,200    817,065
    Tigers Polymer Corp..................................   3,700     19,629
    TIS, Inc.............................................  19,700    886,786
    Toa Corp.............................................   6,700     58,643

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Toa Corp.............................................   6,800 $   86,062
    Toa Oil Co., Ltd.....................................   2,500     37,907
    TOA ROAD Corp........................................   1,800     49,921
    Toagosei Co., Ltd....................................  46,400    540,454
    Tobishima Corp.......................................  10,210    135,345
    Tobu Railway Co., Ltd................................   8,600    242,884
    TOC Co., Ltd.........................................  15,800    119,456
    Tocalo Co., Ltd......................................  43,900    374,995
    Tochigi Bank, Ltd. (The)............................. 141,300    310,060
    Toda Corp............................................  63,000    402,874
    Toda Kogyo Corp......................................   1,300     26,842
    Toei Animation Co., Ltd..............................   4,900    212,258
    Toei Co., Ltd........................................   1,700    209,205
    Toell Co., Ltd.......................................   2,100     12,732
    Toenec Corp..........................................   3,400     97,383
    Togami Electric Manufacturing Co., Ltd...............     800      9,881
    Toho Bank, Ltd. (The)................................  89,000    256,220
    Toho Co., Ltd........................................   1,400     51,071
    Toho Co., Ltd........................................   3,800     72,142
    Toho Gas Co., Ltd....................................  10,800    463,886
    Toho Holdings Co., Ltd...............................  14,400    352,732
    Toho Titanium Co., Ltd...............................  20,600    188,344
    Toho Zinc Co., Ltd...................................   7,800    258,107
    Tohoku Bank, Ltd. (The)..............................   2,900     28,275
    Tohoku Electric Power Co., Inc.......................  25,400    344,363
    Tohto Suisan Co., Ltd................................     800     17,034
    Tokai Carbon Co., Ltd................................  62,400    856,640
    Tokai Corp...........................................   7,200    187,208
    TOKAI Holdings Corp..................................  59,200    473,608
    Tokai Lease Co., Ltd.................................     200      3,244
    Tokai Rika Co., Ltd..................................  32,400    576,471
    Tokai Tokyo Financial Holdings, Inc..................  70,300    309,830
    Token Corp...........................................   1,000     58,946
    Tokio Marine Holdings, Inc...........................  25,600  1,253,522
    Tokushu Tokai Paper Co., Ltd.........................   3,400    119,872
    Tokuyama Corp........................................  45,600  1,064,271
*   Tokyo Base Co., Ltd..................................   6,600     51,099
    Tokyo Century Corp...................................  16,700    781,875
    Tokyo Dome Corp......................................  38,200    320,699
*   Tokyo Electric Power Co. Holdings, Inc...............  77,688    478,165
    Tokyo Electron Device, Ltd...........................   3,600     58,465
    Tokyo Electron, Ltd..................................  14,000  2,044,289
    Tokyo Energy & Systems, Inc..........................   8,000     69,349
    Tokyo Gas Co., Ltd...................................  20,700    544,311
    Tokyo Individualized Educational Institute, Inc......   2,600     31,967
    Tokyo Keiki, Inc.....................................   5,500     46,282
    Tokyo Kiraboshi Financial Group, Inc.................  11,613    163,988
    Tokyo Ohka Kogyo Co., Ltd............................  11,200    314,928
    Tokyo Rakutenchi Co., Ltd............................     700     29,406
    Tokyo Rope Manufacturing Co., Ltd....................   6,700     59,825
    Tokyo Sangyo Co., Ltd................................   6,400     30,863
    Tokyo Seimitsu Co., Ltd..............................  12,000    351,426
    Tokyo Steel Manufacturing Co., Ltd...................  32,200    271,886
    Tokyo Tatemono Co., Ltd..............................  61,000    741,747
    Tokyo Tekko Co., Ltd.................................   2,400     26,396
    Tokyo Theatres Co., Inc..............................   3,800     42,820
    Tokyotokeiba Co., Ltd................................   5,600    152,487
    Tokyu Construction Co., Ltd..........................  55,100    512,976
    Tokyu Corp...........................................  24,500    419,307

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
    Tokyu Fudosan Holdings Corp.......................... 273,925 $ 1,492,355
    Toli Corp............................................  17,000      38,360
    Tomato Bank, Ltd.....................................   1,100      10,570
    Tomen Devices Corp...................................   1,600      33,886
    Tomoe Corp...........................................   9,500      33,549
    Tomoe Engineering Co., Ltd...........................   2,900      63,953
    Tomoegawa Co., Ltd...................................   1,400      13,682
    Tomoku Co., Ltd......................................   5,000      73,508
    TOMONY Holdings, Inc.................................  92,400     341,845
    Tomy Co., Ltd........................................  55,100     583,585
    Tonami Holdings Co., Ltd.............................   2,300     120,125
    Topcon Corp..........................................  40,000     539,424
    Toppan Forms Co., Ltd................................  19,700     165,185
    Topre Corp...........................................  18,800     411,620
    Topy Industries, Ltd.................................   9,700     208,321
    Toray Industries, Inc................................ 199,600   1,479,254
    Torex Semiconductor, Ltd.............................   3,600      42,148
    Toridoll Holdings Corp...............................  13,500     246,477
    Torii Pharmaceutical Co., Ltd........................   6,100     134,315
    Torikizoku Co., Ltd..................................   2,000      32,397
    Torishima Pump Manufacturing Co., Ltd................   6,800      57,061
    Tosei Corp...........................................  21,800     204,706
    Toshiba Corp.........................................  19,300     611,168
    Toshiba Machine Co., Ltd.............................   9,400     189,108
    Toshiba Plant Systems & Services Corp................   5,800     109,097
    Toshiba TEC Corp.....................................  17,400     417,783
    Tosho Co., Ltd.......................................   5,400     165,091
    Tosoh Corp........................................... 123,000   1,746,913
    Totech Corp..........................................   2,900      58,307
    Totetsu Kogyo Co., Ltd...............................   9,400     253,318
    TOTO, Ltd............................................  12,500     485,429
    Totoku Electric Co., Ltd.............................   1,700      29,915
    Tottori Bank, Ltd. (The).............................   3,000      36,877
    Tow Co., Ltd.........................................   8,100      53,083
    Towa Bank, Ltd. (The)................................  24,000     157,621
    Towa Corp............................................  11,200      71,246
    Towa Pharmaceutical Co., Ltd.........................   5,000     351,352
    Toyo Construction Co., Ltd...........................  48,000     183,483
    Toyo Denki Seizo K.K.................................   2,600      31,706
*   Toyo Engineering Corp................................  11,600      75,350
    Toyo Ink SC Holdings Co., Ltd........................  15,800     358,078
    Toyo Kanetsu K.K.....................................   3,200      68,122
    Toyo Machinery & Metal Co., Ltd......................   5,300      28,252
    Toyo Securities Co., Ltd.............................  26,300      41,307
    Toyo Seikan Group Holdings, Ltd......................  26,300     591,997
    Toyo Suisan Kaisha, Ltd..............................  15,200     547,170
    Toyo Tanso Co., Ltd..................................   4,900     104,363
    Toyo Tire & Rubber Co., Ltd..........................  66,600     936,232
    Toyo Wharf & Warehouse Co., Ltd......................   2,200      28,580
    Toyobo Co., Ltd......................................  46,200     685,531
    Toyoda Gosei Co., Ltd................................  41,200     901,410
    Toyota Boshoku Corp..................................  37,500     610,355
    Toyota Motor Corp., Sponsored ADR....................  42,528   5,238,174
    Toyota Motor Corp.................................... 270,373  16,641,482
    Toyota Tsusho Corp...................................  56,700   1,803,385
    TPR Co., Ltd.........................................  14,100     301,261
    Trancom Co., Ltd.....................................   4,800     295,237
    Transaction Co., Ltd.................................   4,200      28,078
*   Trend Micro, Inc.....................................   9,700     516,106

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Tri Chemical Laboratories, Inc.......................   2,000 $   86,139
    Trusco Nakayama Corp.................................  14,600    385,269
    Trust Tech, Inc......................................   2,600     77,722
    TS Tech Co., Ltd.....................................  23,300    701,023
    Tsubaki Nakashima Co., Ltd...........................  20,500    339,427
    Tsubakimoto Chain Co.................................  11,200    414,758
    Tsubakimoto Kogyo Co., Ltd...........................   1,000     29,904
    Tsudakoma Corp.......................................   1,800     30,704
    Tsugami Corp.........................................  27,000    177,333
    Tsukada Global Holdings, Inc.........................  10,100     56,091
    Tsukishima Kikai Co., Ltd............................   2,200     28,809
    Tsukuba Bank, Ltd.................................... 101,100    203,520
    Tsukui Corp..........................................  33,400    247,043
    Tsumura & Co.........................................  14,700    428,813
    Tsuruha Holdings, Inc................................   5,000    462,830
    Tsurumi Manufacturing Co., Ltd.......................   7,000    117,557
    Tv Tokyo Holdings Corp...............................   5,800    122,722
    UACJ Corp............................................  20,791    448,390
    Ube Industries, Ltd..................................  65,120  1,472,547
    Uchida Yoko Co., Ltd.................................   1,700     35,506
    Uchiyama Holdings Co., Ltd...........................   1,500      6,089
    UKC Holdings Corp....................................   6,500    114,902
    Ulvac, Inc...........................................  30,200    996,207
    UMC Electronics Co., Ltd.............................   3,100     46,601
    Umenohana Co., Ltd...................................     500     11,621
    Unicharm Corp........................................  14,200    439,456
    Uniden Holdings Corp.................................   3,300     64,192
    UNIMAT Retirement Community Co., Ltd.................     800     14,267
    Union Tool Co........................................   2,100     59,352
    Unipres Corp.........................................  24,400    472,197
    United Arrows, Ltd...................................   8,200    291,121
    United Super Markets Holdings, Inc...................  22,700    242,947
    UNITED, Inc..........................................   3,700     54,851
*   Unitika, Ltd.........................................  26,400    124,890
    Universal Entertainment Corp.........................   5,600    168,523
    Unizo Holdings Co., Ltd..............................  10,200    192,935
    Urbanet Corp. Co., Ltd...............................  10,100     31,119
*   U-Shin, Ltd..........................................  11,300    102,091
    USS Co., Ltd.........................................  12,400    217,120
*   UT Group Co., Ltd....................................   9,400    184,580
    Utoc Corp............................................   7,600     35,625
    V Technology Co., Ltd................................   1,700    242,685
    Valor Holdings Co., Ltd..............................  21,200    514,857
    Valqua, Ltd..........................................   9,400    183,354
    ValueCommerce Co., Ltd...............................   9,900    154,466
*   V-Cube, Inc..........................................   2,300      7,858
    Vector, Inc..........................................   9,500    123,821
    VeriServe Corp.......................................   1,200     54,960
    Vertex Corp..........................................   3,020     31,481
*   VIA Holdings, Inc....................................   5,300     31,971
    Village Vanguard Co., Ltd............................   2,800     24,691
*   Vision, Inc..........................................   2,700    101,810
*   Visionary Holdings Co., Ltd..........................  58,900     47,363
    Vital KSK Holdings, Inc..............................  19,600    199,666
    Vitec Holdings Co., Ltd..............................   4,800     83,966
    VT Holdings Co., Ltd.................................  57,900    228,130
    Wacoal Holdings Corp.................................  14,400    390,486
    Wacom Co., Ltd.......................................  14,600     64,663
    Wakachiku Construction Co., Ltd......................   4,800     65,196

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Wakita & Co., Ltd....................................  16,200 $  172,367
    Warabeya Nichiyo Holdings Co., Ltd...................   5,900     99,169
    Watahan & Co., Ltd...................................   4,200     78,186
    WATAMI Co., Ltd......................................   8,800    113,057
    Watts Co., Ltd.......................................   1,900     12,387
    WDB Holdings Co., Ltd................................   2,900     68,568
    Weathernews, Inc.....................................   1,400     37,233
    Welcia Holdings Co., Ltd.............................   8,600    326,196
    West Holdings Corp...................................  10,600    110,902
    West Japan Railway Co................................   7,300    533,164
    Will Group, Inc......................................   5,000     42,729
    WIN-Partners Co., Ltd................................   7,400     68,202
    WirelessGate, Inc....................................   2,600     12,102
    Wood One Co., Ltd....................................   2,500     23,032
    Workman Co., Ltd.....................................     400     29,132
    World Holdings Co., Ltd..............................   3,900     97,175
    Wowow, Inc...........................................   3,400     88,523
    Xebio Holdings Co., Ltd..............................  10,900    127,732
    YAC Holdings Co., Ltd................................   2,600     15,533
    Yachiyo Industry Co., Ltd............................   3,600     23,829
    Yahagi Construction Co., Ltd.........................  11,100     69,908
    Yahoo Japan Corp.....................................  72,000    194,613
    Yakult Honsha Co., Ltd...............................   2,400    160,170
    Yakuodo Co., Ltd.....................................   3,900     90,977
    YAMABIKO Corp........................................  13,800    136,914
    YAMADA Consulting Group Co., Ltd.....................   5,200     82,951
    Yamada Denki Co., Ltd................................ 108,240    533,027
    Yamagata Bank, Ltd. (The)............................  12,000    217,350
    Yamaguchi Financial Group, Inc.......................  53,000    538,762
    Yamaha Corp..........................................   6,300    275,710
    Yamaha Motor Co., Ltd................................  90,800  1,946,177
    Yamaichi Electronics Co., Ltd........................  13,900    165,822
    YA-MAN, Ltd..........................................  10,400    128,273
    Yamanashi Chuo Bank, Ltd. (The)......................  14,400    183,728
    Yamatane Corp........................................   4,600     70,406
    Yamato Corp..........................................   7,100     30,919
    Yamato Holdings Co., Ltd.............................   9,100    242,474
    Yamaura Corp.........................................   1,900     16,545
    Yamaya Corp..........................................   2,500     49,663
    Yamazaki Baking Co., Ltd.............................  59,200  1,162,835
    Yamazen Corp.........................................  21,500    216,152
    Yaoko Co., Ltd.......................................   9,700    508,583
    Yashima Denki Co., Ltd...............................   1,700     12,632
    Yaskawa Electric Corp................................  31,800    900,030
    Yasunaga Corp........................................   4,700     59,615
    Yellow Hat, Ltd......................................   5,500    129,765
    Yokogawa Bridge Holdings Corp........................  13,600    248,106
    Yokogawa Electric Corp...............................  52,800    983,303
    Yokohama Reito Co., Ltd..............................  20,600    175,265
    Yokohama Rubber Co., Ltd. (The)......................  58,900  1,249,320
    Yokowo Co., Ltd......................................   9,400    124,661
    Yomiuri Land Co., Ltd................................   2,200     76,295
    Yondenko Corp........................................     800     19,282
    Yondoshi Holdings, Inc...............................   4,200     84,507
    Yorozu Corp..........................................   9,700    134,258
    Yoshinoya Holdings Co., Ltd..........................  10,900    172,569
    Yossix Co., Ltd......................................   1,000     25,682
    Yotai Refractories Co., Ltd..........................   8,000     49,611
    Yuasa Trading Co., Ltd...............................   5,700    166,936

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
JAPAN -- (Continued)
    Yuken Kogyo Co., Ltd.................................     1,600 $     27,850
    Yume No Machi Souzou Iinkai Co., Ltd.................     8,400      113,181
    Yumeshin Holdings Co., Ltd...........................    16,300      123,137
    Yurtec Corp..........................................    16,000      135,223
    Yushiro Chemical Industry Co., Ltd...................     3,700       39,926
    Zenrin Co., Ltd......................................    12,450      315,787
    Zensho Holdings Co., Ltd.............................    40,500      935,731
    Zeon Corp............................................    85,100      874,947
*   ZIGExN Co., Ltd......................................    20,100      105,750
    Zojirushi Corp.......................................    12,000      125,635
    ZOZO, Inc............................................    18,000      364,223
    Zuiko Corp...........................................     1,200       26,205
                                                                    ------------
TOTAL JAPAN..............................................            607,745,951
                                                                    ------------
MALAYSIA -- (0.6%)
#   7-Eleven Malaysia Holdings Bhd, Class B..............   112,240       38,924
    Aeon Co. M Bhd.......................................   243,200       92,287
    AEON Credit Service M Bhd............................    49,150      191,619
    AFFIN Bank Bhd.......................................   109,590       59,347
    AirAsia Group Bhd.................................... 1,062,600      792,128
#*  AirAsia X Bhd........................................   849,300       60,276
    Alliance Bank Malaysia Bhd...........................   351,900      365,349
    AMMB Holdings Bhd....................................   484,500      534,218
    Ann Joo Resources Bhd................................   120,200       39,856
    APM Automotive Holdings Bhd..........................    34,700       23,474
    Astro Malaysia Holdings Bhd..........................   151,100       62,135
#   Axiata Group Bhd.....................................   542,976      534,215
*   Bahvest Resources Bhd................................   195,800       23,038
    Batu Kawan Bhd.......................................    32,700      135,785
*   Berjaya Assets Bhd...................................   277,000       20,360
#*  Berjaya Corp. Bhd.................................... 1,146,810       77,109
*   Berjaya Land Bhd.....................................   315,100       21,720
#   Berjaya Sports Toto Bhd..............................   316,659      174,940
*   Bermaz Auto Bhd......................................   222,400      119,063
    BIMB Holdings Bhd....................................   148,500      136,203
    Bonia Corp. Bhd......................................    82,000        5,094
*   Borneo Oil Bhd.......................................   412,350        4,088
    Boustead Holdings Bhd................................   220,899       78,873
    Boustead Plantations Bhd.............................    70,980       16,131
    British American Tobacco Malaysia Bhd................    23,400      219,793
#*  Bumi Armada Bhd......................................   999,100       48,893
    Bursa Malaysia Bhd...................................   197,400      352,476
    CAB Cakaran Corp. Bhd................................    89,900       11,537
    Cahya Mata Sarawak Bhd...............................   177,600      133,485
    Can-One Bhd..........................................    18,400       11,669
    Carlsberg Brewery Malaysia Bhd, Class B..............    50,200      251,453
    CB Industrial Product Holding Bhd....................   102,800       27,648
    CCM Duopharma Biotech Bhd............................    51,800       12,582
    CIMB Group Holdings Bhd..............................   456,161      627,936
*   Coastal Contracts Bhd................................    42,800        8,690
#   Comfort Glove Bhd....................................    79,200       16,719
*   CRG, Inc. Bhd........................................    82,000          801
    Cypark Resources Bhd.................................    89,100       35,812
    D&O Green Technologies Bhd...........................   248,900       43,645
*   Dagang NeXchange Bhd.................................   387,100       23,303
    Datasonic Group Bhd..................................   154,100       17,004
*   Dayang Enterprise Holdings Bhd.......................   141,839       20,679
    Dialog Group Bhd.....................................   390,658      286,662
    DiGi.Com Bhd.........................................   155,200      177,340

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE>>
                                                          --------- --------
MALAYSIA -- (Continued)
    DRB-Hicom Bhd........................................   336,400 $133,615
    Dutch Lady Milk Industries Bhd.......................     4,500   68,269
#*  Eastern & Oriental Bhd...............................   315,069   83,255
*   Eco World Development Group Bhd......................   431,500   97,127
    Econpile Holdings Bhd................................   315,000   34,765
    Evergreen Fibreboard Bhd.............................   210,750   19,614
#   FGV Holdings Bhd.....................................   937,500  229,521
    Fraser & Neave Holdings Bhd..........................    11,200   93,107
    Frontken Corp. Bhd...................................   228,500   47,391
    Gabungan AQRS Bhd....................................   166,700   36,916
    Gadang Holdings Bhd..................................   196,250   26,454
    Gamuda Bhd...........................................   326,000  219,975
    Gas Malaysia Bhd.....................................    80,000   55,165
    Genting Malaysia Bhd.................................   439,500  354,164
    Genting Plantations Bhd..............................    46,700  116,528
#   George Kent Malaysia Bhd.............................   195,300   51,781
    Globetronics Technology Bhd..........................   126,633   59,658
    Glomac Bhd...........................................    95,260    8,639
    Guan Chong Bhd.......................................    40,200   33,318
    Hai-O Enterprise Bhd.................................    64,300   43,697
    HAP Seng Consolidated Bhd............................   229,580  553,819
    Hap Seng Plantations Holdings Bhd....................    72,400   31,884
#   Hartalega Holdings Bhd...............................   128,000  169,370
    Heineken Malaysia Bhd................................    39,900  203,060
    Hengyuan Refining Co. Bhd............................    58,600   69,053
    HeveaBoard Bhd.......................................   142,700   21,984
#   Hiap Teck Venture Bhd................................   425,300   29,193
*   Hibiscus Petroleum Bhd...............................   486,400  114,608
    Hock Seng LEE Bhd....................................    55,900   19,277
    Hong Leong Bank Bhd..................................    22,032  111,278
    Hong Leong Financial Group Bhd.......................    64,153  309,244
    Hong Leong Industries Bhd............................    31,400   70,129
#   HSS Engineers Bhd....................................    64,200   15,595
*   Hua Yang Bhd.........................................    65,066    5,967
    IHH Healthcare Bhd...................................    94,400  129,658
    IJM Corp. Bhd........................................   740,320  331,062
    IJM Plantations Bhd..................................    72,500   28,917
#   Inari Amertron Bhd...................................   651,288  240,004
    Insas Bhd............................................   225,200   42,435
    IOI Corp. Bhd........................................   179,426  204,214
    IOI Properties Group Bhd.............................   412,924  157,642
*   Iris Corp. Bhd.......................................   271,500    8,652
*   Iskandar Waterfront City Bhd.........................    91,000    9,704
*   JAKS Resources Bhd...................................   137,900   17,390
    Jaya Tiasa Holdings Bhd..............................   170,800   24,014
    JCY International Bhd................................   139,200    6,653
    Kerjaya Prospek Group Bhd............................   103,180   31,787
    Kesm Industries Bhd..................................     6,200   13,360
    Kian JOO CAN Factory Bhd.............................    56,700   38,874
*   KNM Group Bhd........................................ 1,116,730   24,649
    Kossan Rubber Industries.............................   204,000  189,394
    KPJ Healthcare Bhd...................................   522,800  137,955
    Kretam Holdings Bhd..................................   113,800   10,858
*   KSL Holdings Bhd.....................................   222,492   46,853
    Kuala Lumpur Kepong Bhd..............................    27,100  163,329
    Kumpulan Perangsang Selangor Bhd.....................    46,630   15,323
*   Lafarge Malaysia Bhd.................................    68,300   31,270
*   Landmarks Bhd........................................    74,700    8,385
    LBS Bina Group Bhd...................................   295,680   49,121

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
MALAYSIA -- (Continued)
    Lii Hen Industries Bhd...............................    52,800 $   36,268
    Lingkaran Trans Kota Holdings Bhd....................    48,400     52,818
*   Lion Industries Corp. Bhd............................    75,600      9,673
    LPI Capital Bhd......................................    38,184    152,735
    Magni-Tech Industries Bhd............................    64,000     68,220
    Magnum Bhd...........................................   251,900    126,867
    Mah Sing Group Bhd...................................   479,540    109,010
    Malakoff Corp. Bhd...................................   339,500     69,000
    Malayan Banking Bhd..................................   391,465    913,262
    Malayan Flour Mills Bhd..............................   109,800     13,985
    Malaysia Airports Holdings Bhd.......................   243,092    478,626
    Malaysia Building Society Bhd........................   519,461    126,576
    Malaysian Pacific Industries Bhd.....................    44,675    108,959
#   Malaysian Resources Corp. Bhd........................   791,900    131,903
    Malton Bhd...........................................   169,500     20,099
    Matrix Concepts Holdings Bhd.........................   142,275     68,184
    Maxis Bhd............................................    84,900    119,423
*   Media Prima Bhd......................................   306,800     28,987
    Mega First Corp. Bhd.................................    84,100     81,142
    MISC Bhd.............................................   157,380    261,108
    Mitrajaya Holdings Bhd...............................   163,800     12,171
    MKH Bhd..............................................   124,324     36,911
#   MMC Corp. Bhd........................................   227,500     46,809
*   MNRB Holdings Bhd....................................    64,080     18,030
*   MPHB Capital Bhd.....................................    70,300     17,753
    Muda Holdings Bhd....................................    42,500     19,824
*   Mudajaya Group Bhd...................................   119,967      8,997
    Muhibbah Engineering M Bhd...........................    98,000     68,193
*   Mulpha International Bhd.............................    51,880     22,444
    My EG Services Bhd...................................   569,600    139,745
    Nestle Malaysia Bhd..................................     1,500     54,405
    OCK Group Bhd........................................   106,000     14,010
    Padini Holdings Bhd..................................   269,400    244,182
    Panasonic Manufacturing Malaysia Bhd.................     4,500     41,697
    Pantech Group Holdings Bhd...........................   191,286     21,263
    Paramount Corp. Bhd..................................    76,600     39,126
*   Parkson Holdings Bhd.................................   219,903     14,530
*   Pentamaster Corp. Bhd................................    44,900     34,681
*   PESTECH International Bhd............................   141,100     42,189
#   Petron Malaysia Refining & Marketing Bhd.............    36,200     57,892
    Petronas Chemicals Group Bhd.........................   268,400    554,697
    Petronas Dagangan Bhd................................    17,100    110,457
    Petronas Gas Bhd.....................................    30,300    133,935
    Pharmaniaga Bhd......................................    29,900     20,081
    PIE Industrial Bhd...................................    22,300      8,904
    Pos Malaysia Bhd.....................................    93,200     44,032
    Press Metal Aluminium Holdings Bhd...................   343,839    363,461
    Protasco Bhd.........................................   140,000      8,401
    Public Bank Bhd......................................   175,340  1,062,116
    QL Resources Bhd.....................................   172,705    285,394
    Ranhill Holdings Bhd.................................   117,500     34,180
    RGB International Bhd................................   757,485     39,997
    RHB Bank Bhd.........................................   172,243    228,730
    Salcon Bhd...........................................   239,742     13,182
#*  Sapura Energy Bhd.................................... 1,974,743    128,336
    Sarawak Oil Palms Bhd................................    77,957     50,373
    Scientex Bhd.........................................   124,600    268,092
#   Serba Dinamik Holdings Bhd...........................   192,700    174,880
    Shangri-La Hotels Malaysia Bhd.......................    15,100     20,814

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
MALAYSIA -- (Continued)
    Sime Darby Bhd.......................................   166,422 $    91,428
    Sime Darby Plantation Bhd............................   166,422     210,023
    Sime Darby Property Bhd..............................   166,422      46,850
    SKP Resources Bhd....................................   271,700      87,888
    SP Setia Bhd Group...................................   120,652      75,902
    Star Media Group Bhd.................................    50,500       8,704
*   Sumatec Resources Bhd................................   598,000         732
    Sunway Bhd...........................................   346,295     137,153
#   Sunway Construction Group Bhd........................   111,780      42,672
    Supermax Corp. Bhd...................................   452,100     167,806
    Suria Capital Holdings Bhd...........................    19,320       7,063
    Syarikat Takaful Malaysia Keluarga Bhd...............   107,200     110,479
    Ta Ann Holdings Bhd..................................    80,257      47,693
    TA Enterprise Bhd....................................   333,600      53,428
    TA Global Bhd........................................   444,500      28,850
    Taliworks Corp. Bhd..................................   150,500      30,505
    Tambun Indah Land Bhd................................    80,300      14,731
    Tan Chong Motor Holdings Bhd.........................   100,000      34,306
    TDM Bhd..............................................   302,940      13,396
    Telekom Malaysia Bhd.................................   193,648     137,882
    Tenaga Nasional Bhd..................................    77,450     244,568
    Thong Guan Industries Bhd............................    23,200      13,515
    TIME dotCom Bhd......................................    47,300      93,361
*   Tiong NAM Logistics Holdings.........................    46,920       8,143
    TMC Life Sciences Bhd................................    72,700      12,988
    Top Glove Corp. Bhd..................................   419,200     494,515
    Tropicana Corp. Bhd..................................   204,663      43,451
    TSH Resources Bhd....................................   164,100      46,116
    Tune Protect Group Bhd...............................   114,900      17,322
    Uchi Technologies Bhd................................    52,600      33,062
    UEM Edgenta Bhd......................................    78,600      51,196
    UEM Sunrise Bhd......................................   632,358     116,809
    UMW Holdings Bhd.....................................    61,600      87,930
    United Plantations Bhd...............................    11,300      71,508
    UOA Development Bhd..................................   259,900     152,330
*   Velesto Energy Bhd................................... 1,276,083      59,558
*   Vizione Holdings Bhd.................................    61,500      15,155
#   VS Industry Bhd......................................   839,875     166,693
*   Wah Seong Corp. Bhd..................................   104,398      19,297
    WCT Holdings Bhd.....................................   323,941      64,134
    Westports Holdings Bhd...............................   139,800     127,175
    WTK Holdings Bhd.....................................    72,500       8,513
    Yinson Holdings Bhd..................................   240,900     241,627
    YNH Property Bhd.....................................   134,015      41,642
    YTL Corp. Bhd........................................ 1,736,162     466,914
    YTL Power International Bhd..........................   349,503      76,872
    Zhulian Corp. Bhd....................................    45,600      15,182
                                                                    -----------
TOTAL MALAYSIA...........................................            23,052,108
                                                                    -----------
MEXICO -- (0.8%)
    Alfa S.A.B. de C.V., Class A......................... 1,599,565   2,018,460
*   Alpek S.A.B. de C.V..................................   219,527     299,288
    Alsea S.A.B. de C.V..................................   243,820     674,507
    America Movil S.A.B. de C.V., Sponsored ADR,
      Class L............................................    23,684     380,128
    America Movil S.A.B. de C.V., Series L...............   781,046     628,603
    Arca Continental S.A.B. de C.V.......................   114,633     665,117
*   Axtel S.A.B. de C.V..................................   593,377      92,472
    Banco del Bajio SA...................................    48,437     101,067

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
MEXICO -- (Continued)
    Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero..........................
    Santand, Class B.....................................   331,102 $  493,824
    Becle S.A.B. de C.V..................................    40,485     51,871
    Bolsa Mexicana de Valores S.A.B. de C.V..............   196,141    392,338
*   Cemex S.A.B. de C.V.................................. 2,319,321  1,257,768
    Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR........     4,452    276,870
    Coca-Cola Femsa S.A.B. de C.V., Series L.............    13,300     83,108
    Consorcio ARA S.A.B. de C.V., Series *...............   305,857     80,134
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V.,
      ADR................................................    15,370    115,121
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V.,
      Class A............................................    25,993     19,424
    Corp. Inmobiliaria Vesta S.A.B. de C.V...............   163,677    229,309
    Corp. Moctezuma S.A.B. de C.V........................    73,800    248,737
    Credito Real S.A.B. de C.V. SOFOM ER.................    85,587     88,128
    El Puerto de Liverpool S.A.B. de C.V.................    25,937    169,927
*   Empresas ICA S.A.B. de C.V...........................   117,564        647
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR....    32,800      3,842
    Fomento Economico Mexicano S.A.B. de C.V.............    23,152    210,668
    Fomento Economico Mexicano S.A.B. de C.V., Sponsored
      ADR................................................       249     22,664
*   Genomma Lab Internacional S.A.B. de C.V., Class B....   450,602    313,405
    Gentera S.A.B. de C.V................................   471,339    344,343
    Gruma S.A.B. de C.V., Class B........................    70,384    859,784
*   Grupo Aeromexico S.A.B. de C.V.......................   104,243    132,033
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V...   148,930    831,869
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.,
      ADR................................................     9,537    859,665
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.,
      Class B............................................    33,125    298,073
    Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR..     5,100    927,945
    Grupo Aeroportuario del Sureste S.A.B. de C.V.,
      Class B............................................     2,400     43,461
    Grupo Bimbo S.A.B. de C.V., Class A..................   222,900    441,201
    Grupo Carso S.A.B. de C.V., Series A1................    76,516    300,106
    Grupo Cementos de Chihuahua S.A.B. de C.V............    27,297    150,387
    Grupo Comercial Chedraui S.A. de C.V.................   147,157    285,583
    Grupo Elektra S.A.B. de C.V..........................    13,973    758,487
*   Grupo Famsa S.A.B. de C.V., Class A..................   110,408     49,135
    Grupo Financiero Banorte S.A.B. de C.V...............   219,387  1,220,140
    Grupo Financiero Inbursa S.A.B. de C.V...............   377,813    545,907
*   Grupo GICSA SAB de CV................................   109,089     37,709
    Grupo Herdez S.A.B. de C.V., Series *................   128,128    278,404
    Grupo Industrial Saltillo S.A.B. de C.V..............     7,200      9,413
    Grupo Lala S.A.B. de C.V.............................    49,771     60,332
    Grupo Lamosa S.A.B. de C.V...........................    35,276     64,751
    Grupo Mexico S.A.B. de C.V., Series B................   777,552  1,850,535
*   Grupo Pochteca S.A.B. de C.V.........................     3,616      1,263
    Grupo Sanborns S.A.B. de C.V.........................    53,862     52,954
*   Grupo Simec S.A.B. de C.V., Sponsored ADR............     1,049     10,102
*   Grupo Simec S.A.B. de C.V............................    35,729    113,733
    Grupo Televisa S.A.B., Sponsored ADR.................    23,672    296,137
    Grupo Televisa S.A.B., Series CPO....................   364,917    914,666
*   Grupo Traxion S.A.B. de C.V..........................    19,273     12,407
*   Hoteles City Express S.A.B. de C.V...................   133,529    157,325
*   Impulsora del Desarrollo y el Empleo en America
      Latina S.A.B. de C.V...............................   133,290    233,509
    Industrias Bachoco S.A.B. de C.V., Sponsored ADR.....       266     12,236
    Industrias Bachoco S.A.B. de C.V., Series B..........    77,686    297,626
*   Industrias CH S.A.B. de C.V., Series B...............    80,919    341,707
    Industrias Penoles S.A.B. de C.V.....................    51,231    699,280
    Infraestructura Energetica Nova S.A.B. de C.V........    45,203    177,292
    Kimberly-Clark de Mexico S.A.B. de C.V., Class A.....   255,812    428,488
*   La Comer S.A.B. de C.V...............................   219,125    225,746
*   Maxcom Telecomunicaciones S.A.B. de C.V..............     4,640      1,024
    Megacable Holdings S.A.B. de C.V.....................   160,680    722,723

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
MEXICO -- (Continued)
    Mexichem S.A.B. de C.V............................... 480,909 $ 1,287,890
*   Minera Frisco S.A.B. de C.V., Class A1...............  88,464      22,900
    Nemak S.A.B. de C.V.................................. 320,074     250,907
*   Organizacion Cultiba S.A.B. de C.V...................  12,061       9,518
*   Organizacion Soriana S.A.B. de C.V., Class B......... 151,399     212,979
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V................................................  53,364     543,066
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V., Class L......................................   2,632      17,756
    Qualitas Controladora S.A.B. de C.V..................  57,781     143,197
    Regional S.A.B. de C.V............................... 124,507     658,859
*   Telesites S.A.B. de C.V.............................. 401,424     251,280
    TV Azteca S.A.B. de C.V.............................. 471,517      53,015
    Unifin Financiera S.A.B. de C.V. SOFOM ENR...........  43,871      98,148
    Vitro S.A.B. de C.V..................................  16,205      43,313
    Wal-Mart de Mexico S.A.B. de C.V..................... 226,538     595,066
                                                                  -----------
TOTAL MEXICO.............................................          28,152,802
                                                                  -----------
NETHERLANDS -- (2.0%)
    Aalberts Industries NV...............................  56,572   1,981,434
    ABN AMRO Group NV....................................  68,985   1,720,207
    Accell Group NV......................................  10,504     230,975
    Aegon NV............................................. 197,210   1,015,974
    Aegon NV.............................................  92,762     479,580
*   AFC Ajax NV..........................................     546      10,247
    Akzo Nobel NV........................................  57,385   4,938,965
*   Altice Europe NV.....................................  17,214      35,114
*   Altice Europe NV, Class B............................   5,112      10,472
    AMG Advanced Metallurgical Group NV..................  20,713     748,817
    Amsterdam Commodities NV.............................   8,922     197,741
    APERAM SA............................................  23,132     706,105
#   Arcadis NV...........................................  32,110     416,926
    ArcelorMittal........................................   6,911     159,625
    ArcelorMittal........................................  62,484   1,468,373
    ASM International NV.................................  20,246     980,771
    ASML Holding NV......................................  22,615   3,958,391
    ASR Nederland NV.....................................  47,156   1,988,952
*   Basic-Fit NV.........................................   3,352     102,549
#   BE Semiconductor Industries NV.......................  50,536   1,310,650
    Beter Bed Holding NV.................................   7,640      39,416
    BinckBank NV.........................................  27,641     197,377
    Boskalis Westminster.................................  37,368     981,944
    Brunel International NV..............................   6,552      91,391
*   Coca-Cola European Partners P.L.C....................  33,126   1,554,507
    Corbion NV...........................................  40,161   1,137,490
    ForFarmers NV........................................  13,965     135,749
*   Fugro NV.............................................  36,135     398,503
*   Gemalto NV...........................................  23,043   1,336,334
    GrandVision NV.......................................  18,818     419,565
*   Heijmans NV..........................................   9,654     100,831
    Heineken NV..........................................  22,194   1,993,444
    Hunter Douglas NV....................................   1,878     122,555
    IMCD NV..............................................  12,404     905,222
    ING Groep NV, Sponsored ADR.......................... 157,227   1,866,284
    ING Groep NV......................................... 164,570   1,952,756
    Intertrust NV........................................   5,259      85,453
    KAS Bank NV..........................................   5,395      37,551
    Kendrion NV..........................................   7,990     194,803
    Koninklijke Ahold Delhaize NV, Sponsored ADR.........     787      20,704
    Koninklijke Ahold Delhaize NV........................ 233,772   6,158,980
    Koninklijke BAM Groep NV............................. 101,247     361,941

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
NETHERLANDS -- (Continued)
    Koninklijke DSM NV...................................    47,031 $ 4,398,157
    Koninklijke KPN NV................................... 1,131,446   3,478,313
    Koninklijke Philips NV...............................    36,228   1,428,470
    Koninklijke Vopak NV.................................    35,243   1,791,018
    Nederland Apparatenfabriek...........................     2,302     114,339
    NN Group NV..........................................    51,709   2,183,534
*   OCI NV...............................................    33,717     713,034
    Ordina NV............................................    48,363      82,309
    PostNL NV............................................   171,583     443,337
    Randstad NV..........................................    66,959   3,227,721
    SBM Offshore NV......................................    78,834   1,301,217
    Signify NV...........................................    26,470     655,739
    Sligro Food Group NV.................................    12,700     479,068
    TKH Group NV.........................................    26,570   1,283,228
*   TomTom NV............................................    50,884     455,505
    Unilever NV..........................................    42,793   2,289,853
    Unilever NV..........................................    15,787     845,397
    Van Lanschot Kempen NV...............................     4,710     110,135
    Wessanen.............................................    40,223     412,000
    Wolters Kluwer NV....................................    70,283   4,370,965
                                                                    -----------
TOTAL NETHERLANDS........................................            72,618,007
                                                                    -----------
NEW ZEALAND -- (0.4%)
*   a2 Milk Co., Ltd.....................................   129,455   1,138,492
    Air New Zealand, Ltd.................................   375,730     730,676
    Auckland International Airport, Ltd..................    90,019     458,160
    Chorus, Ltd..........................................   181,613     616,602
    Chorus, Ltd., ADR....................................     2,187      36,261
    Comvita, Ltd.........................................     4,222      13,352
    Contact Energy, Ltd..................................    53,899     225,522
    EBOS Group, Ltd......................................    24,441     366,436
    Fisher & Paykel Healthcare Corp., Ltd................    98,156     854,253
*   Fletcher Building, Ltd...............................   104,784     362,231
*   Fletcher Building, Ltd...............................    12,299      42,497
    Fonterra Co-operative Group, Ltd.....................    16,111      52,811
    Freightways, Ltd.....................................    40,378     211,717
    Genesis Energy, Ltd..................................   112,313     206,916
    Gentrack Group, Ltd..................................     5,110      18,484
    Hallenstein Glasson Holdings, Ltd....................     5,115      14,143
    Heartland Group Holdings, Ltd........................   112,999     107,785
    Infratil, Ltd........................................   123,334     321,694
    Kathmandu Holdings, Ltd..............................    34,605      57,186
    Mainfreight, Ltd.....................................    31,997     697,166
    Mercury NZ, Ltd......................................    28,664      70,046
    Meridian Energy, Ltd.................................    67,998     165,691
    Metlifecare, Ltd.....................................    59,988     214,732
    Metro Performance Glass, Ltd.........................    43,009      14,557
    New Zealand Refining Co., Ltd. (The).................    70,771     114,121
    NZME, Ltd............................................    83,243      28,157
    NZX, Ltd.............................................    50,279      34,789
    PGG Wrightson, Ltd...................................     8,757       2,929
    Port of Tauranga, Ltd................................    37,400     133,321
    Restaurant Brands New Zealand, Ltd...................    48,712     288,126
    Ryman Healthcare, Ltd................................    35,093     254,290
    Sanford, Ltd.........................................    16,333      75,687
    Scales Corp., Ltd....................................    34,794     105,944
    Skellerup Holdings, Ltd..............................    53,927      75,455
    SKY Network Television, Ltd..........................   415,308     542,968
    SKYCITY Entertainment Group, Ltd.....................   295,923     786,476

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CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
NEW ZEALAND -- (Continued)
    Spark New Zealand, Ltd............................... 421,958 $ 1,186,164
    Steel & Tube Holdings, Ltd...........................  99,869      79,398
    Summerset Group Holdings, Ltd........................ 113,421     479,749
*   Synlait Milk, Ltd....................................  13,992      89,490
    Tourism Holdings, Ltd................................  58,498     197,572
*   TOWER, Ltd...........................................  87,000      43,910
    Trade Me Group, Ltd.................................. 120,753     529,754
    Trustpower, Ltd......................................  13,045      56,286
    Vector, Ltd..........................................  54,504     129,402
    Vista Group International, Ltd.......................   4,693      12,952
    Warehouse Group, Ltd. (The)..........................  43,907      62,219
    Z Energy, Ltd........................................ 101,107     419,820
                                                                  -----------
TOTAL NEW ZEALAND........................................          12,726,389
                                                                  -----------
NORWAY -- (0.7%)
    ABG Sundal Collier Holding ASA....................... 213,050     110,457
    AF Gruppen ASA.......................................   2,063      33,885
*   Akastor ASA..........................................  62,139      95,059
    Aker ASA, Class A....................................   5,131     361,173
    Aker BP ASA..........................................  38,985   1,298,992
*   Aker Solutions ASA...................................  50,769     277,136
    American Shipping Co. ASA............................  21,848      85,488
*   Archer, Ltd..........................................  29,833      16,726
    Atea ASA.............................................  37,610     519,709
    Austevoll Seafood ASA................................  48,750     622,559
*   Avance Gas Holding, Ltd..............................  18,822      29,207
*   Axactor SE...........................................  32,295      79,629
    Bakkafrost P/F.......................................   9,791     508,994
    Bonheur ASA..........................................   9,038     125,435
    Borregaard ASA.......................................  40,869     363,171
*   BW LPG, Ltd..........................................  35,356     108,642
*   BW Offshore, Ltd.....................................  57,352     273,211
    DNB ASA..............................................  84,346   1,497,076
    DNO ASA.............................................. 495,483     953,010
*   DOF ASA..............................................  53,590      21,632
    Entra ASA............................................  20,937     303,396
    Equinor ASA.......................................... 156,357   3,575,288
    Equinor ASA, Sponsored ADR...........................  36,145     823,383
    Europris ASA.........................................  68,970     222,010
*   FLEX LNG, Ltd........................................   8,082      10,588
#*  Fred Olsen Energy ASA................................ 103,240      22,909
*   Frontline, Ltd.......................................  33,235     170,777
    Gjensidige Forsikring ASA............................  16,480     284,661
    Golar LNG, Ltd.......................................   3,007      66,966
    Grieg Seafood ASA....................................  33,933     438,444
    Hexagon Composites ASA...............................  19,451      68,883
    Hoegh LNG Holdings, Ltd..............................   6,703      30,919
*   Kongsberg Automotive ASA............................. 187,622     159,910
    Kongsberg Gruppen ASA................................   9,843     137,207
*   Kvaerner ASA.........................................  58,803      83,174
    Leroy Seafood Group ASA..............................  68,880     550,828
    Mowi ASA.............................................  35,716     788,977
#*  NEL ASA.............................................. 173,805     115,289
*   Nordic Semiconductor ASA.............................   9,590      33,413
    Norsk Hydro ASA...................................... 221,917   1,028,813
    Norway Royal Salmon ASA..............................   7,658     184,926
*   Norwegian Air Shuttle ASA............................  12,953     198,056
*   Norwegian Finans Holding ASA.........................  44,813     368,745
    Ocean Yield ASA......................................  30,197     217,182

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CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
NORWAY -- (Continued)
*   Odfjell Drilling, Ltd................................    27,630 $    81,335
    Odfjell SE, Class A..................................     2,716       9,240
    Orkla ASA............................................    26,533     214,448
*   Otello Corp. ASA.....................................    32,750      54,974
*   Petroleum Geo-Services ASA...........................   130,315     294,019
*   PhotoCure ASA........................................     3,477      18,275
*   Prosafe SE...........................................    16,760      32,253
*   Protector Forsikring ASA.............................    15,508      88,429
*   Q-Free ASA...........................................     7,742       6,717
*   REC Silicon ASA...................................... 4,630,327     316,544
    Salmar ASA...........................................     8,154     426,955
    Sbanken ASA..........................................     3,765      34,188
    Scatec Solar ASA.....................................    44,885     448,729
    Schibsted ASA, Class A...............................     3,700     129,919
    Schibsted ASA, Class B...............................     3,700     117,474
    Selvaag Bolig ASA....................................    18,108      93,224
    Solon Eiendom ASA....................................     3,910      16,700
*   Solstad Offshore ASA.................................    50,744       9,098
    SpareBank 1 SR-Bank ASA..............................    49,545     536,387
    Spectrum ASA.........................................     5,567      26,367
    Stolt-Nielsen, Ltd...................................    11,950     144,197
    Storebrand ASA.......................................    64,752     496,250
    Subsea 7 SA..........................................    45,085     511,594
    Telenor ASA..........................................    29,211     553,021
    TGS NOPEC Geophysical Co. ASA........................    40,842   1,210,762
    Tomra Systems ASA....................................    30,975     804,781
    Veidekke ASA.........................................    38,312     418,356
*   Wallenius Wilhelmsen ASA.............................    22,907      81,364
    Wilh Wilhelmsen Holding ASA, Class A.................     5,341      93,457
    XXL ASA..............................................    17,705      59,403
    Yara International ASA...............................     4,452     184,095
                                                                    -----------
TOTAL NORWAY.............................................            24,778,490
                                                                    -----------
PERU -- (0.0%)
    Cementos Pacasmayo SAA, ADR..........................     2,701      27,005
    Credicorp, Ltd.......................................     3,175     770,826
    Grana y Montero SAA, Sponsored ADR...................    10,766      34,344
                                                                    -----------
TOTAL PERU...............................................               832,175
                                                                    -----------
PHILIPPINES -- (0.3%)
    Aboitiz Equity Ventures, Inc.........................   102,430     126,788
    Aboitiz Power Corp...................................   172,300     127,249
    Alliance Global Group, Inc...........................   746,400     196,344
*   Apex Mining Co., Inc................................. 1,214,000      36,365
*   Atlas Consolidated Mining & Development Corp.........   113,900       6,275
    Ayala Corp...........................................    34,735     619,492
    Ayala Land, Inc......................................   354,100     302,546
    Bank of the Philippine Islands.......................    96,555     169,008
    BDO Unibank, Inc.....................................    87,786     228,080
    Belle Corp........................................... 1,295,800      60,348
    Bloomberry Resorts Corp.............................. 1,978,900     419,599
    Cebu Air, Inc........................................    96,590     163,181
*   CEMEX Holdings Philippines, Inc......................   387,000      19,799
    Century Pacific Food, Inc............................   276,400      84,438
    Century Properties Group, Inc........................   730,005       6,652
*   Chelsea Logistics Holdings Corp......................   106,400      13,557
    China Banking Corp...................................   121,067      65,480
    Cosco Capital, Inc................................... 1,123,900     159,313

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CONTINUED


                                                           SHARES   VALUE>>
                                                          --------- --------
PHILIPPINES -- (Continued)
    D&L Industries, Inc..................................   653,000 $142,156
    DMCI Holdings, Inc................................... 1,700,550  411,261
*   DoubleDragon Properties Corp.........................   159,060   62,385
    Eagle Cement Corp....................................    62,300   19,123
*   East West Banking Corp...............................   244,550   58,295
*   EEI Corp.............................................   181,100   28,165
    Emperador, Inc.......................................   390,600   56,234
*   Empire East Land Holdings, Inc....................... 1,000,000    9,442
    Filinvest Land, Inc.................................. 4,453,000  127,443
    First Gen Corp.......................................   306,300  120,145
    First Philippine Holdings Corp.......................   105,830  147,746
*   Global Ferronickel Holdings, Inc.....................   222,352    6,538
    Globe Telecom, Inc...................................     7,340  285,484
    GT Capital Holdings, Inc.............................     6,831  140,303
    Integrated Micro-Electronics, Inc....................   248,579   59,144
    International Container Terminal Services, Inc.......   144,160  299,833
    JG Summit Holdings, Inc..............................   309,760  385,121
    Jollibee Foods Corp..................................    36,420  221,183
*   Lepanto Consolidated Mining Co.......................   269,000      683
    Lopez Holdings Corp..................................   806,300   80,564
    LT Group, Inc........................................   504,600  150,370
    MacroAsia Corp.......................................    46,100   16,825
    Manila Electric Co...................................    18,880  132,815
    Manila Water Co., Inc................................   301,800  159,474
    Max's Group, Inc.....................................    34,100    8,047
    Megawide Construction Corp...........................   335,500  115,969
    Megaworld Corp....................................... 2,766,000  274,656
    Metro Pacific Investments Corp....................... 1,897,800  177,402
    Metro Retail Stores Group, Inc.......................   155,000    7,556
    Metropolitan Bank & Trust Co.........................    87,382  141,049
    Nickel Asia Corp..................................... 1,070,660   50,465
    Pepsi-Cola Products Philippines, Inc.................   343,700    8,812
    Petron Corp.......................................... 1,103,700  158,459
    Philex Mining Corp...................................   384,300   29,704
*   Philippine National Bank.............................   122,245  105,616
    Philippine Stock Exchange, Inc. (The)................       312    1,112
    Phinma Energy Corp...................................   357,000    8,759
    Phoenix Petroleum Philippines, Inc...................   130,700   26,974
    Pilipinas Shell Petroleum Corp.......................   111,730  103,094
    PLDT, Inc., Sponsored ADR............................     4,722  117,153
    PLDT, Inc............................................     3,850   95,694
    Premium Leisure Corp................................. 1,877,000   33,918
    Puregold Price Club, Inc.............................   265,800  232,232
    RFM Corp.............................................   196,000   18,055
    Rizal Commercial Banking Corp........................   125,767   62,709
    Robinsons Land Corp..................................   924,978  391,439
    Robinsons Retail Holdings, Inc.......................   117,470  198,326
    San Miguel Corp......................................   148,420  470,848
    San Miguel Food and Beverage, Inc....................    61,160  111,556
    Security Bank Corp...................................    65,964  226,918
    Semirara Mining & Power Corp.........................   491,840  223,853
    SM Investments Corp..................................     1,355   25,848
    SM Prime Holdings, Inc...............................   136,926  100,396
    SSI Group, Inc.......................................   485,000   22,228
    STI Education Systems Holdings, Inc..................   634,000    9,735
*   Top Frontier Investment Holdings, Inc................     3,465   18,646
*   Travellers International Hotel Group, Inc............   112,000   11,816
    Union Bank Of Philippines............................    77,815   96,449
    Universal Robina Corp................................    67,390  191,660

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
PHILIPPINES -- (Continued)
    Vista Land & Lifescapes, Inc......................... 2,499,400 $   280,311
    Wilcon Depot, Inc....................................    82,800      21,835
                                                                    -----------
TOTAL PHILIPPINES........................................            10,104,545
                                                                    -----------
POLAND -- (0.3%)
    Agora SA.............................................     8,317      23,708
*   Alior Bank SA........................................    30,119     466,509
    Amica SA.............................................       814      26,818
*   AmRest Holdings SE...................................     7,430      78,663
    Asseco Poland SA.....................................    30,072     388,094
    Bank Handlowy w Warszawie SA.........................     2,755      51,226
*   Bank Millennium SA...................................   158,532     376,536
    Bank Pekao SA........................................     3,814     113,510
*   Bioton SA............................................     9,806      13,511
*   Boryszew SA..........................................    54,851      69,402
    Budimex SA...........................................     3,576     103,923
    CCC SA...............................................     3,260     156,963
*   CD Projekt SA........................................     4,334     221,316
    Ciech SA.............................................    17,044     240,738
    ComArch SA...........................................       886      36,912
*   Cyfrowy Polsat SA....................................    82,389     524,926
    Dom Development SA...................................     1,479      29,816
*   Enea SA..............................................   112,213     323,776
*   Energa SA............................................    40,209     109,894
    Eurocash SA..........................................    17,727      95,919
*   Fabryki Mebli Forte SA...............................     1,025       6,581
    Famur SA.............................................    82,278     110,285
*   Getin Noble Bank SA..................................   122,278      15,160
    Globe Trade Centre SA................................    11,324      28,300
    Grupa Azoty SA.......................................    14,635     145,839
    Grupa Kety SA........................................     2,790     255,878
    Grupa Lotos SA.......................................    60,449   1,511,355
*   Impexmetal SA........................................    38,718      35,521
    ING Bank Slaski SA...................................     4,169     214,420
    Inter Cars SA........................................     1,915     110,991
*   Jastrzebska Spolka Weglowa SA........................    27,276     501,514
    Kernel Holding SA....................................    22,599     310,878
*   KGHM Polska Miedz SA.................................    38,203     969,180
    LC Corp. SA..........................................    84,354      54,337
    LPP SA...............................................       125     280,908
*   Lubelski Wegiel Bogdanka SA..........................     5,169      78,080
    mBank SA.............................................     2,316     279,661
*   Netia SA.............................................    53,536      74,120
    Neuca SA.............................................       902      61,566
*   Orange Polska SA.....................................   119,796     180,375
    Pfleiderer Group SA..................................     1,100       9,403
*   PGE Polska Grupa Energetyczna SA.....................   169,440     541,946
*   PKP Cargo SA.........................................    10,504     115,970
*   Polnord SA...........................................     9,078      20,727
    Polski Koncern Naftowy Orlen S.A.....................    53,743   1,514,250
    Polskie Gornictwo Naftowe i Gazownictwo SA...........   101,680     208,723
    Powszechna Kasa Oszczednosci Bank Polski SA..........    14,502     154,157
    Powszechny Zaklad Ubezpieczen SA.....................    24,594     295,525
*   Rafako SA............................................    19,463       8,900
    Santander Bank Polska SA.............................     1,804     181,496
    Stalexport Autostrady SA.............................    12,270      13,078
    Stalprodukt SA.......................................       407      36,146
*   Tauron Polska Energia SA.............................   435,059     278,203
*   VRG SA...............................................    23,900      24,663

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
POLAND -- (Continued)
    Warsaw Stock Exchange................................    11,475 $   123,458
    Wawel SA.............................................        43       9,726
                                                                    -----------
TOTAL POLAND.............................................            12,213,480
                                                                    -----------
PORTUGAL -- (0.2%).......................................
    Altri SGPS SA........................................    42,109     348,431
*   Banco Comercial Portugues SA, Class R................ 3,291,327     907,489
    CTT-Correios de Portugal SA..........................    45,285     163,051
    EDP - Energias de Portugal SA........................   150,256     548,826
    EDP Renovaveis SA....................................    55,261     497,824
    Galp Energia SGPS SA.................................    81,676   1,276,148
    Jeronimo Martins SGPS SA.............................    31,231     442,611
*   Mota-Engil SGPS SA...................................    67,336     148,891
    Navigator Co. SA (The)...............................   109,729     536,888
    NOS SGPS SA..........................................   177,258   1,149,844
    REN - Redes Energeticas Nacionais SGPS SA............    96,743     290,584
    Semapa-Sociedade de Investimento e Gestao............    14,032     245,167
    Sonae Capital SGPS SA................................    50,652      51,565
    Sonae SGPS SA........................................   373,463     389,661
*   Teixeira Duarte SA...................................    25,644       4,111
                                                                    -----------
TOTAL PORTUGAL...........................................             7,001,091
                                                                    -----------
RUSSIA -- (0.3%)
    Etalon Group P.L.C., GDR.............................    36,272      74,465
    Etalon Group P.L.C., GDR.............................    19,681      40,346
    Gazprom PJSC, Sponsored ADR..........................   245,653   1,201,051
    Globaltrans Investment P.L.C., GDR...................    12,202     120,675
    Globaltrans Investment P.L.C., GDR...................    11,492     113,771
*   Lenta, Ltd...........................................    37,250     123,297
*   Lenta, Ltd., GDR.....................................    12,540      41,517
    Lukoil PJSC, Sponsored ADR(BYZF386)..................     8,591     688,998
    Lukoil PJSC, Sponsored ADR(BYZDW2900)................     7,792     625,678
    Magnitogorsk Iron & Steel Works PJSC, GDR............    38,822     335,227
*   Mail.Ru Group, Ltd., GDR.............................     1,419      35,007
*   Mail.Ru Group, Ltd., GDR.............................     3,851      95,043
*   Mechel PJSC, Sponsored ADR...........................    16,260      38,861
    MMC Norilsk Nickel PJSC, ADR.........................     1,671      35,108
    MMC Norilsk Nickel PJSC, ADR.........................     9,287     193,433
    Novatek PJSC, GDR....................................       838     153,856
    Novatek PJSC, GDR....................................       588     107,898
    Novolipetsk Steel PJSC, GDR..........................    16,393     384,293
    PhosAgro PJSC, GDR...................................     8,962     122,189
    Ros Agro P.L.C., GDR.................................     3,044      37,736
    Ros Agro P.L.C., GDR.................................     1,913      23,721
    Rosneft Oil Co. PJSC, GDR............................   136,590     853,687
    Rosneft Oil Co. PJSC, GDR............................    56,263     351,824
    Rostelecom PJSC, Sponsored ADR.......................     8,483      55,733
    Rostelecom PJSC, Sponsored ADR.......................     7,748      51,848
    RusHydro PJSC, ADR...................................   218,605     160,376
    Sberbank of Russia PJSC, Sponsored ADR...............    96,521   1,312,566
    Sberbank of Russia PJSC, Sponsored ADR...............    25,144     341,456
    Severstal PJSC, GDR..................................    15,052     229,861
    Tatneft PJSC, Sponsored ADR..........................     8,623     633,781
    Tatneft PJSC, Sponsored ADR..........................     2,053     151,614
    TMK PJSC, GDR........................................    57,511     186,623
    TMK PJSC, GDR........................................     3,193      10,366
    VEON, Ltd., ADR......................................   130,039     328,999
    VTB Bank PJSC, GDR...................................    80,161     101,388

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
RUSSIA -- (Continued)
    VTB Bank PJSC, GDR...................................   324,250 $   410,176
    X5 Retail Group NV, GDR..............................    12,244     322,988
    X5 Retail Group NV, GDR..............................     2,089      55,066
                                                                    -----------
TOTAL RUSSIA.............................................            10,150,522
                                                                    -----------
SINGAPORE -- (0.8%)
    Accordia Golf Trust..................................   283,200     115,850
    AEM Holdings, Ltd....................................    49,200      35,901
    Amara Holdings, Ltd..................................    25,000       8,176
    Aspial Corp., Ltd....................................    58,100       8,517
    Avarga, Ltd..........................................    64,000       9,730
    Banyan Tree Holdings, Ltd............................   107,700      47,254
    Best World International, Ltd........................    96,100     191,011
    Bonvests Holdings, Ltd...............................    22,000      20,937
    Boustead Projects, Ltd...............................    15,189      10,197
    Boustead Singapore, Ltd..............................   179,533     105,350
    BreadTalk Group, Ltd.................................    54,000      35,299
    Bukit Sembawang Estates, Ltd.........................    42,600     178,033
*   Bund Center Investment, Ltd..........................    64,750      27,200
    CapitaLand, Ltd......................................   354,700     879,378
    Centurion Corp., Ltd.................................   128,700      38,813
    China Aviation Oil Singapore Corp., Ltd..............   111,900      96,764
    China Sunsine Chemical Holdings, Ltd.................   115,000     111,607
    Chip Eng Seng Corp., Ltd.............................   158,000      82,667
    CITIC Envirotech, Ltd................................   251,400      81,175
    City Developments, Ltd...............................    65,500     448,308
    Civmec, Ltd..........................................    16,000       4,754
    ComfortDelGro Corp., Ltd.............................   434,000     753,091
*   COSCO Shipping International Singapore Co., Ltd......   119,200      32,502
    CSE Global, Ltd......................................    83,500      26,753
    Dairy Farm International Holdings, Ltd...............    24,100     218,098
    DBS Group Holdings, Ltd..............................    51,552     918,788
*   Del Monte Pacific, Ltd...............................   179,159      18,293
    Delfi, Ltd...........................................     7,000       7,596
    Duty Free International, Ltd.........................    91,400      13,968
*   Dyna-Mac Holdings, Ltd...............................   150,000      11,891
    Elec & Eltek International Co., Ltd..................     5,000       7,159
*   Ezion Holdings, Ltd.................................. 1,747,154      70,643
#*  Ezra Holdings, Ltd...................................   767,465       5,828
    Far East Orchard, Ltd................................    34,076      31,917
    First Resources, Ltd.................................   207,600     263,912
    Food Empire Holdings, Ltd............................   131,300      53,183
    Fragrance Group, Ltd.................................   206,000      21,204
    Frasers Property, Ltd................................   103,600     139,481
    Frencken Group, Ltd..................................   147,500      45,641
*   Gallant Venture, Ltd.................................   282,900      27,394
    Genting Singapore, Ltd...............................   528,100     432,786
    Geo Energy Resources, Ltd............................   267,800      39,709
    GL, Ltd..............................................   132,000      71,135
    Golden Agri-Resources, Ltd........................... 2,662,900     502,521
    Golden Energy & Resources, Ltd.......................   117,900      21,471
    Great Eastern Holdings, Ltd..........................     5,600     108,858
    GuocoLand, Ltd.......................................   108,566     147,806
    Halcyon Agri Corp., Ltd..............................   115,356      41,172
    Health Management International, Ltd.................    70,800      28,747
    Hiap Hoe, Ltd........................................    39,000      25,092
    Hi-P International, Ltd..............................   139,000      96,190
    Ho Bee Land, Ltd.....................................    93,800     174,969
    Hong Fok Corp., Ltd..................................   141,220      74,149

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
SINGAPORE -- (Continued)
*   Hong Leong Asia, Ltd.................................   116,600 $   50,713
    Hongkong Land Holdings, Ltd..........................    94,800    681,982
    Hotel Grand Central, Ltd.............................    41,908     41,750
    Hutchison Port Holdings Trust........................ 2,379,800    596,913
*   Hyflux, Ltd..........................................   291,500      8,016
    iFAST Corp., Ltd.....................................    18,300     15,393
    Indofood Agri Resources, Ltd.........................   175,000     28,608
    Japfa, Ltd...........................................   241,900    149,783
    Jardine Cycle & Carriage, Ltd........................     9,655    271,309
    Keppel Corp., Ltd....................................   213,800    972,192
    Keppel Infrastructure Trust..........................   664,757    251,909
    Koh Brothers Group, Ltd..............................    48,000      8,747
    KSH Holdings, Ltd....................................    66,000     25,547
    Lian Beng Group, Ltd.................................   154,500     56,337
    Low Keng Huat Singapore, Ltd.........................    66,000     28,241
    M1, Ltd..............................................   134,500    204,954
    Mandarin Oriental International, Ltd.................    14,600     28,208
    Memtech International, Ltd...........................    20,500     13,143
*   Midas Holdings, Ltd..................................   550,500     14,721
*   mm2 Asia, Ltd........................................    81,900     19,808
*   Nam Cheong, Ltd......................................   302,000      1,337
    Nera Telecommunications, Ltd.........................    53,000     10,646
*   Oceanus Group, Ltd................................... 2,196,800      6,557
    Olam International, Ltd..............................   164,100    225,751
    OUE, Ltd.............................................   140,700    160,178
    Oversea-Chinese Banking Corp., Ltd...................   412,350  3,537,421
    Oxley Holdings, Ltd..................................   417,368     93,143
    Pan-United Corp., Ltd................................    53,750     10,093
    Penguin International, Ltd...........................    41,666      9,293
    Perennial Real Estate Holdings, Ltd..................    18,900      9,056
    Q&M Dental Group Singapore, Ltd......................    94,100     34,990
    QAF, Ltd.............................................    92,707     48,287
*   Raffles Education Corp., Ltd.........................   143,481     11,662
    Raffles Medical Group, Ltd...........................    52,473     43,351
    RHT Health Trust.....................................   271,700      6,062
    Riverstone Holdings, Ltd.............................    54,200     45,076
    RSP Holdings Pte, Ltd................................   380,900        566
    SATS, Ltd............................................   135,870    490,140
    SBS Transit, Ltd.....................................    18,200     39,214
    Sembcorp Industries, Ltd.............................   660,100  1,273,477
    Sembcorp Marine, Ltd.................................    73,000     87,125
    Sheng Siong Group, Ltd...............................   164,000    135,352
    SIA Engineering Co., Ltd.............................    18,800     34,648
    SIIC Environment Holdings, Ltd.......................   409,000     97,458
    Sinarmas Land, Ltd...................................   520,200     96,861
    Sing Holdings, Ltd...................................    16,000      4,520
    Singapore Airlines, Ltd..............................   211,500  1,519,414
    Singapore Exchange, Ltd..............................    71,200    404,873
    Singapore Post, Ltd..................................   618,400    453,358
    Singapore Technologies Engineering, Ltd..............   121,300    335,905
    Singapore Telecommunications, Ltd....................   390,000    876,878
*   Sino Grandness Food Industry Group, Ltd..............   226,909     10,991
    Stamford Land Corp., Ltd.............................   150,000     54,616
    StarHub, Ltd.........................................   209,100    277,099
    Sunningdale Tech, Ltd................................    88,300     98,558
*   Swiber Holdings, Ltd.................................   105,749      1,603
    Tai Sin Electric, Ltd................................    51,900     12,136
*   Thomson Medical Group, Ltd...........................   380,900     22,139
    Tuan Sing Holdings, Ltd..............................   227,138     66,750

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SINGAPORE -- (Continued)
    UMS Holdings, Ltd....................................   195,000 $    93,230
    United Engineers, Ltd................................   219,200     415,601
    United Industrial Corp., Ltd.........................   103,613     230,053
    United Overseas Bank, Ltd............................   173,892   3,258,944
    UOB-Kay Hian Holdings, Ltd...........................    76,317      70,349
    UOL Group, Ltd.......................................   132,955     657,960
    Valuetronics Holdings, Ltd...........................   371,680     195,394
    Venture Corp., Ltd...................................   103,600   1,258,403
*   Vibrant Group, Ltd...................................    38,717       4,144
    Wee Hur Holdings, Ltd................................   112,500      17,560
    Wheelock Properties Singapore, Ltd...................   111,100     173,310
    Wilmar International, Ltd............................   158,000     391,328
    Wing Tai Holdings, Ltd...............................   189,000     288,474
    Yeo Hiap Seng, Ltd...................................     7,068       4,891
*   Yongnam Holdings, Ltd................................   124,875      16,378
                                                                    -----------
TOTAL SINGAPORE..........................................            28,159,745
                                                                    -----------
SOUTH AFRICA -- (2.1%)
    Absa Group, Ltd......................................   216,901   3,043,849
    Adcock Ingram Holdings, Ltd..........................    32,826     156,834
*   Adcorp Holdings, Ltd.................................    30,200      45,393
    Advtech, Ltd.........................................   277,790     312,295
    AECI, Ltd............................................    68,185     456,963
    African Oxygen, Ltd..................................    57,335     118,646
*   African Phoenix Investments, Ltd.....................   160,097       5,119
    African Rainbow Minerals, Ltd........................    51,607     579,309
    Afrimat, Ltd.........................................    14,318      29,861
    Alexander Forbes Group Holdings, Ltd.................   304,049     106,478
    Allied Electronics Corp., Ltd., Class A..............    37,547      49,714
    Alviva Holdings, Ltd.................................    57,884      76,197
    Anglo American Platinum, Ltd.........................    12,433     600,139
    AngloGold Ashanti, Ltd...............................   104,054   1,467,512
    AngloGold Ashanti, Ltd., Sponsored ADR...............   171,502   2,450,764
*   ArcelorMittal South Africa, Ltd......................   140,868      34,308
*   Ascendis Health, Ltd.................................    67,523      27,827
    Aspen Pharmacare Holdings, Ltd.......................    45,907     504,625
    Assore, Ltd..........................................    13,290     344,909
    Astral Foods, Ltd....................................    27,568     337,353
*   Aveng, Ltd........................................... 2,478,114       9,426
    AVI, Ltd.............................................   146,804   1,031,915
    Balwin Properties, Ltd...............................    30,346       5,935
    Barloworld, Ltd......................................   110,658   1,014,197
    Bid Corp., Ltd.......................................    62,747   1,346,567
    Bidvest Group, Ltd. (The)............................   163,390   2,505,941
*   Blue Label Telecoms, Ltd.............................   196,376      66,059
    Capitec Bank Holdings, Ltd...........................    14,213   1,253,720
    Cashbuild, Ltd.......................................    13,762     287,494
    Caxton and CTP Publishers and Printers, Ltd..........     6,415       4,040
    City Lodge Hotels, Ltd...............................    18,314     168,159
    Clicks Group, Ltd....................................    58,328     867,325
    Clover Industries, Ltd...............................    55,986      83,527
    Coronation Fund Managers, Ltd........................    81,420     253,824
*   Curro Holdings, Ltd..................................    28,501      61,753
*   DataTec, Ltd.........................................   144,442     317,351
    Discovery, Ltd.......................................    88,894   1,068,640
    Distell Group Holdings, Ltd..........................    14,489     125,526
    DRDGOLD, Ltd.........................................   120,113      27,564
*   enX Group, Ltd.......................................    11,577      10,812
*   EOH Holdings, Ltd....................................    59,009     117,913

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
SOUTH AFRICA -- (Continued)
    Exxaro Resources, Ltd................................    76,859 $  895,848
*   Famous Brands, Ltd...................................    27,746    188,362
    FirstRand, Ltd.......................................   570,026  2,995,358
    Foschini Group, Ltd. (The)...........................   103,190  1,321,925
    Gold Fields, Ltd.....................................    90,296    366,422
    Gold Fields, Ltd., Sponsored ADR.....................   503,365  2,063,797
    Grand Parade Investments, Ltd........................    15,639      3,298
*   Grindrod Shipping Holdings, Ltd......................     5,985     39,796
*   Grindrod, Ltd........................................   239,421    138,255
*   Group Five, Ltd......................................    29,546      2,382
*   Harmony Gold Mining Co., Ltd.........................    14,209     28,532
*   Harmony Gold Mining Co., Ltd., Sponsored ADR.........   126,866    251,195
    Hudaco Industries, Ltd...............................    18,164    198,909
    Hulamin, Ltd.........................................    57,757     19,497
*   Impala Platinum Holdings, Ltd........................   298,643    877,147
    Imperial Logistics, Ltd..............................    79,165    406,022
    Investec, Ltd........................................    46,599    307,145
    Invicta Holdings, Ltd................................     6,662     17,727
    Italtile, Ltd........................................    38,994     41,156
    JSE, Ltd.............................................    56,058    694,362
    KAP Industrial Holdings, Ltd.........................   822,506    532,659
    Kumba Iron Ore, Ltd..................................    23,130    595,375
    Lewis Group, Ltd.....................................    58,479    144,914
    Liberty Holdings, Ltd................................    93,030    751,668
    Life Healthcare Group Holdings, Ltd..................   988,382  2,026,117
    Massmart Holdings, Ltd...............................    66,875    466,021
    Merafe Resources, Ltd................................   762,601     80,476
    Metair Investments, Ltd..............................    98,252    139,048
    MiX Telematics, Ltd., Sponsored ADR..................     7,590    136,620
*   MMI Holdings, Ltd....................................   572,855    725,829
    Mondi, Ltd...........................................    30,688    763,102
    Mpact, Ltd...........................................    81,828    132,238
    Mr. Price Group, Ltd.................................    60,261  1,014,371
    MTN Group, Ltd.......................................   391,032  2,558,459
    Murray & Roberts Holdings, Ltd.......................   181,217    195,420
*   Nampak, Ltd..........................................   283,257    298,513
    Naspers, Ltd., Class N...............................     4,622  1,069,178
    Nedbank Group, Ltd...................................    78,607  1,701,271
    NEPI Rockcastle P.L.C................................    44,770    423,305
    Netcare, Ltd.........................................   579,424  1,090,647
*   Northam Platinum, Ltd................................   122,047    444,378
    Novus Holdings, Ltd..................................    13,400      4,216
    Oceana Group, Ltd....................................    25,633    148,544
    Old Mutual, Ltd......................................   231,893    409,377
    Old Mutual, Ltd...................................... 1,048,747  1,819,311
    Omnia Holdings, Ltd..................................    26,191    167,134
    Peregrine Holdings, Ltd..............................   133,208    183,731
    Pick n Pay Stores, Ltd...............................   137,682    721,729
    Pioneer Foods Group, Ltd.............................    54,309    323,597
*   PPC, Ltd.............................................   620,481    259,791
    PSG Group, Ltd.......................................    29,840    565,878
    Raubex Group, Ltd....................................    82,409    115,884
    RCL Foods, Ltd.......................................    37,465     43,857
    Reunert, Ltd.........................................   110,443    586,394
    Rhodes Food Group Pty, Ltd...........................    33,536     42,244
*   Royal Bafokeng Platinum, Ltd.........................    23,448     51,401
    Sanlam, Ltd..........................................   395,337  2,512,960
    Santam, Ltd..........................................    21,037    483,245
    Sappi, Ltd...........................................   339,247  2,004,141

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SOUTH AFRICA -- (Continued)
    Sasol, Ltd...........................................   6,235 $   188,635
    Sasol, Ltd., Sponsored ADR...........................  83,230   2,514,378
    Shoprite Holdings, Ltd...............................  43,729     541,093
*   Sibanye Gold, Ltd.................................... 753,808     655,165
*   Sibanye Gold, Ltd., Sponsored ADR....................  49,830     170,917
    SPAR Group, Ltd. (The)...............................  95,379   1,439,214
    Spur Corp., Ltd......................................  23,750      40,838
    Standard Bank Group, Ltd............................. 263,436   3,892,189
*   Steinhoff International Holdings NV.................. 314,204      39,364
*   Sun International, Ltd...............................  63,787     282,136
*   Super Group, Ltd..................................... 233,589     603,125
    Telkom SA SOC, Ltd................................... 188,008     951,262
    Tiger Brands, Ltd....................................  29,496     618,488
    Tongaat Hulett, Ltd..................................  57,378     217,998
    Transaction Capital, Ltd............................. 161,679     210,254
    Trencor, Ltd.........................................  73,433     162,048
    Truworths International, Ltd......................... 251,587   1,531,234
    Tsogo Sun Holdings, Ltd.............................. 330,325     493,099
    Vodacom Group, Ltd................................... 102,463     932,351
    Wilson Bayly Holmes-Ovcon, Ltd.......................  29,309     308,359
    Woolworths Holdings, Ltd............................. 403,134   1,532,065
                                                                  -----------
TOTAL SOUTH AFRICA.......................................          75,290,173
                                                                  -----------
SOUTH KOREA -- (4.1%)
    ABco Electronics Co., Ltd............................   3,072      16,808
*   Able C&C Co., Ltd....................................   4,218      45,452
    ABOV Semiconductor Co., Ltd..........................   3,017      14,959
*   Actoz Soft Co., Ltd..................................   1,966      19,672
    Advanced Nano Products Co., Ltd......................     930      14,400
    Aekyung Petrochemical Co., Ltd.......................   9,248      74,770
    AfreecaTV Co., Ltd...................................   2,494      93,374
*   Agabang&Company......................................   6,773      24,733
    Ahn-Gook Pharmaceutical Co., Ltd.....................     881       8,081
    Ahnlab, Inc..........................................     579      26,202
    AJ Networks Co., Ltd.................................   6,725      29,477
*   AJ Rent A Car Co., Ltd...............................   7,772      82,790
*   Ajin Industrial Co., Ltd.............................   6,489      16,476
    AK Holdings, Inc.....................................   2,876     132,145
    ALUKO Co., Ltd.......................................   7,857      22,003
    Amorepacific Corp....................................   1,320     215,870
    AMOREPACIFIC Group...................................   4,260     263,239
#*  Amotech Co., Ltd.....................................   4,799      83,558
*   Aprogen pharmaceuticals, Inc.........................   6,253      13,788
*   APS Holdings Corp....................................   6,201      24,641
    Asia Cement Co., Ltd.................................     561      64,678
    ASIA Holdings Co., Ltd...............................     567      63,955
    Asia Paper Manufacturing Co., Ltd....................   2,188      64,376
*   Asiana Airlines, Inc.................................  77,860     306,074
    Aurora World Corp....................................   4,405      40,874
    Austem Co., Ltd......................................   8,124      25,957
    Autech Corp..........................................   5,453      55,157
*   Avaco Co., Ltd.......................................   3,211      19,179
    Baiksan Co., Ltd.....................................   6,645      39,089
*   Barun Electronics Co., Ltd...........................  16,346       6,141
    Bcworld Pharm Co., Ltd...............................     917      19,116
    BGF Co., Ltd.........................................  12,461      89,053
    BGF retail Co., Ltd..................................     144      23,772
*   BH Co., Ltd..........................................   8,461     131,066
*   Binex Co., Ltd.......................................   2,368      24,635

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Binggrae Co., Ltd....................................  1,266 $   78,042
    BNK Financial Group, Inc............................. 82,940    548,657
    Boditech Med, Inc....................................  1,169     11,760
*   Bohae Brewery Co., Ltd............................... 17,410     31,177
    Bookook Securities Co., Ltd..........................  1,064     20,027
*   Boryung Medience Co., Ltd............................  1,751     15,662
    Boryung Pharmaceutical Co., Ltd......................  4,340     38,824
*   Bosung Power Technology Co., Ltd..................... 11,167     28,372
*   Bubang Co., Ltd...................................... 10,013     21,166
    Bukwang Pharmaceutical Co., Ltd......................  1,430     30,018
    BYC Co., Ltd.........................................     52     11,322
    Byucksan Corp........................................ 16,107     38,754
*   CammSys Corp......................................... 14,666     25,034
    Capro Corp........................................... 15,677     72,037
    Caregen Co., Ltd.....................................    323     20,374
    Cell Biotech Co., Ltd................................  1,655     42,239
*   Celltrion Pharm, Inc.................................    553     31,437
#*  Celltrion, Inc.......................................  3,030    599,924
*   Chabiotech Co., Ltd..................................  2,791     53,922
    Cheil Worldwide, Inc.................................  9,650    203,805
*   Chemtronics Co., Ltd.................................  2,970     16,486
*   ChinHung International, Inc..........................  4,637      9,243
    Choheung Corp........................................     61      9,889
    Chokwang Paint, Ltd..................................  1,963     13,296
    Chong Kun Dang Pharmaceutical Corp...................  1,858    177,718
    Chongkundang Holdings Corp...........................  1,530     88,070
    Chungdahm Learning, Inc..............................  2,571     49,246
    CJ CGV Co., Ltd......................................  4,890    188,055
    CJ CheilJedang Corp..................................  4,558  1,405,020
    CJ Corp..............................................  8,243    895,092
    CJ ENM Co., Ltd......................................  1,261    241,039
    CJ Freshway Corp.....................................  1,428     37,530
    CJ Hello Co., Ltd.................................... 17,066    157,858
#*  CJ Logistics Corp....................................  2,292    346,590
    CKD Bio Corp.........................................  1,355     26,722
    Clean & Science Co., Ltd.............................  1,813     23,249
    Com2uSCorp...........................................  2,534    261,364
    Commax Co., Ltd......................................  2,996     11,451
    Cosmax BTI, Inc......................................  1,158     21,526
#   Cosmax, Inc..........................................  1,499    170,296
    Cosmecca Korea Co., Ltd..............................    422     10,572
*   Cosmochemical Co., Ltd...............................  3,205     45,999
*   COSON Co., Ltd.......................................  1,053      9,725
    Coway Co., Ltd.......................................  5,146    387,816
    COWELL FASHION Co., Ltd..............................  5,274     22,053
    Crown Confectionery Co., Ltd.........................  3,461     33,189
    CROWNHAITAI Holdings Co., Ltd........................  6,390     68,464
*   CrucialTec Co., Ltd.................................. 12,543     11,984
    CS Wind Corp.........................................    538     13,392
    Cymechs, Inc.........................................  3,749     27,769
    D.I Corp.............................................  7,893     29,567
    Dae Dong Industrial Co., Ltd.........................  5,194     30,252
    Dae Hwa Pharmaceutical Co., Ltd......................  1,095     20,806
    Dae Hyun Co., Ltd.................................... 11,980     26,801
*   Dae Won Chemical Co., Ltd............................  6,000      9,900
    Dae Won Kang Up Co., Ltd............................. 13,591     53,873
#*  Dae Young Packaging Co., Ltd......................... 26,795     34,301
    Daechang Co., Ltd.................................... 10,260      8,951
*   Daehan New Pharm Co., Ltd............................  2,481     24,833

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Daehan Steel Co., Ltd................................  5,480 $   31,058
    Dae-Il Corp..........................................  7,510     49,668
    Daelim B&Co Co., Ltd.................................  2,393     10,748
    Daelim C&S Co., Ltd..................................  1,152     12,602
    Daelim Industrial Co., Ltd...........................  8,471    812,627
    Daeryuk Can Co., Ltd.................................  5,718     28,075
    Daesang Corp.........................................  7,306    165,834
    Daesang Holdings Co., Ltd............................  7,797     57,073
*   Daesung Industrial Co., Ltd..........................  6,561     29,660
*   Daewon Cable Co., Ltd................................  7,277     12,618
    Daewon Media Co., Ltd................................  2,936     24,378
    Daewon Pharmaceutical Co., Ltd.......................  2,491     38,445
*   Daewoo Engineering & Construction Co., Ltd........... 28,310    132,358
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.... 17,168    574,342
    Daewoong Co., Ltd....................................  6,975    115,294
    Daewoong Pharmaceutical Co., Ltd.....................    173     30,117
    Daihan Pharmaceutical Co., Ltd.......................  2,757     93,385
    Daishin Securities Co., Ltd.......................... 16,973    177,565
*   Danal Co., Ltd....................................... 12,134     40,121
    Danawa Co., Ltd......................................    916     14,652
*   Dasan Networks, Inc..................................  1,978     11,483
    Dawonsys Co., Ltd....................................  1,073     15,220
*   Dayou Plus Co., Ltd.................................. 35,302     28,612
    DB Financial Investment Co., Ltd..................... 20,826     92,196
    DB HiTek Co., Ltd.................................... 26,181    305,215
    DB Insurance Co., Ltd................................ 30,976  1,934,449
    Dentium Co., Ltd.....................................    934     61,565
*   Deutsch Motors, Inc.................................. 10,784     52,216
    Development Advance Solution Co., Ltd................  2,470     21,810
    DGB Financial Group, Inc............................. 51,060    398,799
    DHP Korea Co., Ltd...................................  2,180     19,881
*   DIO Corp.............................................  2,543     60,249
    DMS Co., Ltd.........................................  3,148     14,520
    DNF Co., Ltd.........................................  3,673     26,834
    Dong A Eltek Co., Ltd................................  2,782     23,177
*   Dong Ah Tire & Rubber Co., Ltd.......................  2,232     24,294
    Dong-A Socio Holdings Co., Ltd.......................    701     66,315
    Dong-A ST Co., Ltd...................................    258     23,463
    Dong-Ah Geological Engineering Co., Ltd..............  4,180     81,587
    Dongbang Transport Logistics Co., Ltd................ 10,932     17,192
    Dong-Il Corp.........................................    762     43,478
    Dongjin Semichem Co., Ltd............................ 14,691    115,483
    DongKook Pharmaceutical Co., Ltd.....................    327     16,570
    Dongkuk Industries Co., Ltd.......................... 10,754     26,687
    Dongkuk Steel Mill Co., Ltd.......................... 24,839    185,954
    Dongkuk Structures & Construction Co., Ltd...........  5,855     16,551
*   Dongnam Marine Crane Co., Ltd........................  3,523      1,870
    Dongsuh Cos., Inc....................................  2,175     37,586
    Dongsung Chemical Co., Ltd...........................  1,451     19,487
    DONGSUNG Corp........................................  8,113     38,039
    Dongwha Enterprise Co., Ltd..........................  2,674     46,135
    Dongwha Pharm Co., Ltd...............................  4,862     43,236
    Dongwon Development Co., Ltd......................... 23,958     91,719
    Dongwon F&B Co., Ltd.................................    458    111,271
    Dongwon Industries Co., Ltd..........................    960    203,735
    Dongwon Systems Corp.................................    803     21,469
*   Dongyang Steel Pipe Co., Ltd.........................  6,370      9,585
    Doosan Bobcat, Inc...................................  4,980    148,937
    Doosan Corp..........................................  3,852    408,354

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH KOREA -- (Continued)
*   Doosan Heavy Industries & Construction Co., Ltd......  48,386 $  496,085
#*  Doosan Infracore Co., Ltd............................  88,899    695,001
    DoubleUGames Co., Ltd................................   1,247     62,868
    Douzone Bizon Co., Ltd...............................   6,519    242,222
    DRB Holding Co., Ltd.................................   4,715     28,182
    DSR Wire Corp........................................   4,487     19,043
    DTR Automotive Corp..................................   1,624     45,121
*   Duk San Neolux Co., Ltd..............................   1,045     16,148
    Duksung Co., Ltd.....................................   4,544     14,344
    DY Corp..............................................   8,589     48,680
    DY POWER Corp........................................   3,503     51,780
    e Tec E&C, Ltd.......................................   1,035     86,112
    E1 Corp..............................................   1,247     68,127
    Eagon Holdings Co., Ltd..............................  21,635     62,843
    Easy Bio, Inc........................................  28,928    157,761
*   Ecopro Co., Ltd......................................   5,558    163,566
*   Ehwa Technologies Information Co., Ltd............... 121,196     31,536
*   Elentec Co., Ltd.....................................   8,635     30,876
    E-MART, Inc..........................................   5,519    953,310
    EM-Tech Co., Ltd.....................................   4,957     72,044
    ENF Technology Co., Ltd..............................   3,997     49,280
    Eo Technics Co., Ltd.................................     998     45,822
*   Eugene Investment & Securities Co., Ltd..............  30,725     77,266
    Eugene Technology Co., Ltd...........................   5,544     59,391
*   Eusu Holdings Co., Ltd...............................   6,296     50,921
    EVERDIGM Corp........................................   5,587     36,482
    Exicon Co., Ltd......................................   1,647      9,873
    F&F Co., Ltd.........................................   2,079     79,571
    Farmsco..............................................   6,803     51,221
*   FarmStory Co., Ltd...................................  27,766     29,024
    Feelux Co., Ltd......................................   2,399     25,684
    Fila Korea, Ltd......................................  19,444    835,597
    Fine Semitech Corp...................................   2,525     12,444
*   Fine Technix Co., Ltd................................  12,615     22,530
*   Foosung Co., Ltd.....................................  15,917    118,762
    Gabia, Inc...........................................   1,440      8,518
*   Gamevil, Inc.........................................     729     36,511
    Gaon Cable Co., Ltd..................................   1,340     22,275
*   Gigalane Co., Ltd....................................   5,905     10,685
    GMB Korea Corp.......................................   3,092     24,821
*   GNCO Co., Ltd........................................   4,594      7,322
    GOLFZON Co., Ltd.....................................   1,146     38,747
    Golfzon Newdin Holdings Co., Ltd.....................  11,193     37,713
    Grand Korea Leisure Co., Ltd.........................   4,938    114,434
    Green Cross Corp.....................................     403     49,886
    Green Cross Holdings Corp............................   2,915     62,772
    GS Engineering & Construction Corp...................  15,000    635,811
    GS Global Corp.......................................  24,411     59,193
    GS Holdings Corp.....................................  37,024  1,812,157
    GS Retail Co., Ltd...................................   6,947    225,047
*   G-SMATT GLOBAL Co., Ltd..............................   9,664     16,867
    Gwangju Shinsegae Co., Ltd...........................     211     37,779
*   GY Commerce Co., Ltd.................................   4,617      7,002
    Hae In Corp..........................................   3,117     21,626
    HAESUNG DS Co., Ltd..................................   5,280     63,999
    Haitai Confectionery & Foods Co., Ltd................   1,365     13,573
    Halla Corp...........................................  12,234     56,791
    Halla Holdings Corp..................................   3,971    156,211
    Han Kuk Carbon Co., Ltd..............................   4,815     33,395

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    Hana Financial Group, Inc............................  63,396 $2,279,491
*   Hana Micron, Inc.....................................   9,004     34,389
    Hana Tour Service, Inc...............................   2,791    178,161
    Hancom MDS, Inc......................................   1,513     21,378
    Hancom, Inc..........................................   2,680     32,647
    Handok, Inc..........................................   1,463     35,174
    Handsome Co., Ltd....................................   4,189    139,205
    Hanil Cement Co., Ltd................................     949    121,611
    Hanil Holdings Co., Ltd..............................     777     40,684
*   Hanil Hyundai Cement Co., Ltd........................     418     19,745
*   Hanjin Heavy Industries & Construction Co., Ltd......  37,545     42,174
*   Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd................................................   4,374     11,590
    Hanjin Kal Corp......................................   4,057    101,196
    Hanjin Transportation Co., Ltd.......................   3,289    119,145
    Hankook Shell Oil Co., Ltd...........................     228     67,801
    Hankook Tire Co., Ltd................................  27,421  1,031,471
    Hankuk Paper Manufacturing Co., Ltd..................   1,891     32,468
    Hanmi Pharm Co., Ltd.................................     140     54,780
    Hanmi Science Co., Ltd...............................     429     28,327
    Hanmi Semiconductor Co., Ltd.........................  15,607    112,349
    HanmiGlobal Co., Ltd.................................   2,183     23,596
    Hanon Systems........................................  20,050    231,497
    Hans Biomed Corp.....................................     747     17,125
    Hansae Co., Ltd......................................   1,440     26,521
    Hansae Yes24 Holdings Co., Ltd.......................   8,124     59,815
    Hanshin Construction.................................   4,668     74,612
    Hanshin Machinery Co.................................   5,751     12,743
    Hansol Chemical Co., Ltd.............................   2,353    179,790
    Hansol Holdings Co., Ltd.............................  18,170     81,891
    Hansol HomeDeco Co., Ltd.............................  25,503     36,779
    Hansol Paper Co., Ltd................................  11,893    183,958
*   Hansol Technics Co., Ltd.............................   6,247     42,221
    Hanssem Co., Ltd.....................................   1,642    105,967
*   Hanwha Aerospace Co., Ltd............................  13,618    385,440
*   Hanwha Chemical Corp.................................  38,826    787,498
    Hanwha Corp..........................................  33,460  1,060,597
    Hanwha General Insurance Co., Ltd....................  43,849    214,190
*   Hanwha Investment & Securities Co., Ltd..............  54,271    118,471
    Hanwha Life Insurance Co., Ltd....................... 213,966    828,836
    Hanyang Eng Co., Ltd.................................   3,926     47,846
    Hanyang Securities Co., Ltd..........................   1,630     10,407
#*  Harim Co., Ltd.......................................  21,945     61,554
    Harim Holdings Co., Ltd..............................   1,903     21,525
    HB Technology Co., Ltd...............................  31,279    105,287
    HDC Holdings Co., Ltd................................  27,307    459,679
    HDC Hyundai Engineering Plastics Co., Ltd............  10,659     46,410
*   Heung-A Shipping Co., Ltd............................  92,921     36,447
*   Heungkuk Fire & Marine Insurance Co., Ltd............  24,116    106,573
    High Tech Pharm Co., Ltd.............................   1,557     22,056
    Hite Jinro Co., Ltd..................................  10,905    165,974
    Hitejinro Holdings Co., Ltd..........................   3,737     26,125
*   Homecast Co., Ltd....................................   2,237      9,905
    Hotel Shilla Co., Ltd................................   5,490    379,678
#   HS Industries Co., Ltd...............................  24,285    137,988
    HS R&A Co., Ltd......................................  23,290     43,718
    Huchems Fine Chemical Corp...........................  12,983    269,046
*   Hugel, Inc...........................................      81     24,388
*   Humax Co., Ltd.......................................   8,415     51,082
    Humedix Co., Ltd.....................................     667     15,729

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
*   Huneed Technologies..................................  3,031 $   22,808
    Huons Co., Ltd.......................................  1,459     89,275
    Huons Global Co., Ltd................................  1,724     64,469
    Huvis Corp...........................................  6,198     43,021
    Huvitz Co., Ltd......................................  1,608     12,506
    Hwa Shin Co., Ltd....................................  8,784     21,638
    Hwail Pharm Co., Ltd.................................  2,876     17,494
    Hwangkum Steel & Technology Co., Ltd.................  2,985     30,557
    Hy-Lok Corp..........................................  2,898     50,810
*   Hyosung Advanced Materials Corp......................  1,295    133,787
*   Hyosung Chemical Corp................................    922    117,458
*   Hyosung Corp.........................................  6,436    406,441
*   Hyosung TNC Co., Ltd.................................  1,251    193,860
    Hyundai BNG Steel Co., Ltd...........................  4,605     46,216
    Hyundai Construction Equipment Co., Ltd..............  2,289    113,969
    Hyundai Corp.........................................  1,469     41,989
    Hyundai Department Store Co., Ltd....................  4,206    362,078
    Hyundai Elevator Co., Ltd............................  3,637    365,619
    Hyundai Engineering & Construction Co., Ltd.......... 11,716    658,330
    Hyundai Glovis Co., Ltd..............................  5,345    683,412
    Hyundai Greenfood Co., Ltd........................... 14,944    184,926
*   Hyundai Heavy Industries Co., Ltd....................  4,646    581,416
*   Hyundai Heavy Industries Holdings Co., Ltd...........  2,720    880,429
    Hyundai Livart Furniture Co., Ltd....................  4,100     72,707
    Hyundai Marine & Fire Insurance Co., Ltd............. 39,512  1,326,165
    Hyundai Motor Co..................................... 14,724  1,716,547
    Hyundai Motor Securities Co., Ltd....................  7,871     71,302
    Hyundai Pharmaceutical Co., Ltd......................  5,505     25,531
    Hyundai Steel Co..................................... 15,609    718,252
    Hyundai Telecommunication Co., Ltd...................  3,577     35,530
    Hyundai Wia Corp.....................................  7,930    312,008
    HyVision System, Inc.................................  3,415     29,200
    ICD Co., Ltd.........................................  6,946     57,498
    IHQ, Inc............................................. 28,719     49,020
    Il Dong Pharmaceutical Co., Ltd......................  1,872     33,670
    IlDong Holdings Co., Ltd.............................    625      6,990
    Iljin Diamond Co., Ltd...............................    809     29,400
    Iljin Display Co., Ltd...............................  6,416     22,278
    Iljin Electric Co., Ltd..............................  5,010     15,547
*   Iljin Holdings Co., Ltd..............................  6,463     21,318
    Iljin Materials Co., Ltd.............................  1,588     58,216
*   Ilyang Pharmaceutical Co., Ltd.......................    972     25,619
*   IM Co., Ltd.......................................... 18,750     23,692
    iMarketKorea, Inc....................................  7,718     55,650
    InBody Co., Ltd......................................  3,074     64,475
*   Industrial Bank of Korea............................. 51,468    659,257
*   INITECH Co., Ltd.....................................  3,292     18,400
    Innocean Worldwide, Inc..............................  1,400     88,641
*   Innox Advanced Materials Co., Ltd....................  1,281     55,794
*   Insun ENT Co., Ltd...................................  6,974     42,555
*   Interflex Co., Ltd...................................  4,407     45,475
    Interojo Co., Ltd....................................  1,996     40,803
    Interpark Corp.......................................  1,465      7,114
    Interpark Holdings Corp.............................. 19,400     43,685
    Inzi Controls Co., Ltd...............................  5,879     46,242
    INZI Display Co., Ltd................................  6,794     11,414
*   Iones Co., Ltd.......................................  1,948     16,092
    IS Dongseo Co., Ltd.................................. 10,228    278,722
    ISC Co., Ltd.........................................  3,461     28,299

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    i-SENS, Inc..........................................  1,006 $   22,654
    ISU Chemical Co., Ltd................................  3,690     33,909
    IsuPetasys Co., Ltd..................................  3,544     19,008
    It's Hanbul Co., Ltd.................................    391      9,490
    Jahwa Electronics Co., Ltd...........................  1,766     21,247
    JASTECH, Ltd.........................................  4,304     34,983
*   Jayjun Cosmetic Co., Ltd.............................  4,560     45,217
    JB Financial Group Co., Ltd.......................... 74,744    418,209
    JC Hyun System, Inc..................................  3,025     14,131
*   Jcontentree Corp..................................... 12,863     57,370
    Jeju Air Co., Ltd....................................  2,469     72,862
    Jinsung T.E.C........................................  6,911     54,504
    JLS Co., Ltd.........................................  1,806     11,338
    JS Corp..............................................  1,371     15,262
    Jusung Engineering Co., Ltd.......................... 12,280     72,609
    JVM Co., Ltd.........................................    239      7,507
    JW Holdings Corp.....................................  4,459     28,798
    JW Life Science Corp.................................  1,177     23,860
    JW Pharmaceutical Corp...............................    919     33,537
#*  JYP Entertainment Corp...............................  6,019    155,957
*   Kakao Corp...........................................    700     62,711
    Kangwon Land, Inc....................................  8,480    259,449
    KAON Media Co., Ltd..................................  5,150     38,718
*   KB Financial Group, Inc.............................. 36,689  1,576,428
*   KB Financial Group, Inc., ADR........................ 12,984    554,547
    KC Co., Ltd..........................................  3,540     43,981
    KC Green Holdings Co., Ltd...........................  5,380     20,261
    KC Tech Co., Ltd.....................................  4,198     46,116
    KCC Engineering & Construction Co., Ltd..............  2,612     20,393
    KEC Corp............................................. 44,982     46,303
    KEPCO Engineering & Construction Co., Inc............    860     20,268
    KEPCO Plant Service & Engineering Co., Ltd...........  2,501     76,430
    Keyang Electric Machinery Co., Ltd...................  7,846     26,465
*   KEYEAST Co., Ltd..................................... 20,377     50,136
    KG Chemical Corp.....................................  5,320     80,628
    KG Eco Technology Service Co., Ltd...................  5,045     14,973
    Kginicis Co., Ltd....................................  7,157     95,000
    KGMobilians Co., Ltd.................................  5,711     40,697
*   KH Vatec Co., Ltd....................................  4,940     41,844
    Kia Motors Corp...................................... 47,722  1,560,418
    KISWIRE, Ltd.........................................  2,880     66,137
*   Kiwi Media Group Co., Ltd............................ 40,032     13,642
    KIWOOM Securities Co., Ltd...........................  3,693    287,372
*   KleanNara Co., Ltd...................................  7,238     22,720
    KMH Co., Ltd.........................................  5,485     39,701
    Kodaco Co., Ltd...................................... 17,987     40,800
    Koentec Co., Ltd.....................................  6,483     43,010
    Koh Young Technology, Inc............................  3,269    241,610
    Kolmar BNH Co., Ltd..................................  2,817     58,746
    Kolon Corp...........................................  2,604     78,265
    Kolon Global Corp....................................  2,357     17,612
    Kolon Industries, Inc................................  5,120    273,882
*   Kolon Life Science, Inc..............................    976     62,679
    Kolon Plastic, Inc...................................  3,939     22,673
*   Komipharm International Co., Ltd.....................  1,804     37,119
*   KONA I Co., Ltd......................................  1,490     16,089
*   Korea Aerospace Industries, Ltd......................  5,693    175,130
    Korea Asset In Trust Co., Ltd........................ 22,716     90,792
    Korea Autoglass Corp.................................  5,301     63,913

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    Korea Cast Iron Pipe Industries Co., Ltd.............   2,160 $   19,343
*   Korea Circuit Co., Ltd...............................   4,621     25,275
    Korea District Heating Corp..........................     772     40,062
*   Korea Electric Power Corp., Sponsored ADR............  13,909    213,225
    Korea Electric Terminal Co., Ltd.....................   2,336     88,541
    Korea Export Packaging Industrial Co., Ltd...........   1,272     22,338
*   Korea Gas Corp.......................................   3,822    186,267
*   Korea Information & Communications Co., Ltd..........   4,831     39,752
    Korea Information Certificate Authority, Inc.........   4,361     16,505
    Korea Investment Holdings Co., Ltd...................  11,977    694,643
    Korea Kolmar Co., Ltd................................     907     55,042
    Korea Kolmar Holdings Co., Ltd.......................   2,211     61,723
*   Korea Line Corp......................................   8,577    185,987
    Korea Petrochemical Ind Co., Ltd.....................   1,889    288,796
    Korea Real Estate Investment & Trust Co., Ltd........  77,933    185,427
    Korea United Pharm, Inc..............................   3,679     77,652
    Korea Zinc Co., Ltd..................................   1,113    440,751
    Korean Air Lines Co., Ltd............................  39,843  1,305,095
    Korean Reinsurance Co................................  46,575    376,366
    Kortek Corp..........................................   6,293     82,536
    KPX Chemical Co., Ltd................................   1,049     49,995
    KSS LINE, Ltd........................................   8,759     52,176
*   KT Corp., Sponsored ADR..............................  14,332    198,068
*   KT Hitel Co., Ltd....................................   2,844     14,472
    KT Skylife Co., Ltd..................................  14,519    147,711
*   KT&G Corp............................................   9,033    804,315
*   KTB Investment & Securities Co., Ltd.................  20,958     62,224
    KTCS Corp............................................  17,023     40,128
    Ktis Corp............................................  13,062     32,775
    Kukbo Design Co., Ltd................................   1,171     15,208
    Kukdo Chemical Co., Ltd..............................   1,090     49,049
    Kukdong Oil & Chemicals Co., Ltd.....................   5,000     15,638
    Kumho Industrial Co., Ltd............................   2,635     31,015
    Kumho Petrochemical Co., Ltd.........................   5,019    407,063
*   Kumho Tire Co., Inc..................................  29,214    133,701
    Kumkang Kind Co., Ltd................................     850     17,365
    Kwang Dong Pharmaceutical Co., Ltd...................   9,744     64,353
*   Kwang Myung Electric Co., Ltd........................   4,580     12,545
*   Kyeryong Construction Industrial Co., Ltd............   4,548    105,463
    Kyobo Securities Co., Ltd............................   9,039     80,165
    Kyongbo Pharmaceutical Co., Ltd......................   1,747     16,564
#   Kyung Dong Navien Co., Ltd...........................   1,147     44,097
    Kyungbang Co., Ltd...................................   4,810     47,489
    KyungDong City Gas Co., Ltd..........................     958     33,747
    KyungDong Invest Co., Ltd............................     388     15,388
    Kyungdong Pharm Co., Ltd.............................   4,078     39,230
    Kyung-In Synthetic Corp..............................   6,920     38,738
#   L&F Co., Ltd.........................................   4,210    129,992
#*  LB Semicon, Inc......................................  12,595     47,924
    LEADCORP, Inc. (The).................................  10,359     52,720
*   Leaders Cosmetics Co., Ltd...........................     848      8,781
    LEENO Industrial, Inc................................   2,653    119,499
#*  Leenos Corp..........................................  10,030     19,422
    LF Corp..............................................   9,236    205,479
    LG Chem, Ltd.........................................   6,621  2,196,475
    LG Corp..............................................  15,362  1,074,133
*   LG Display Co., Ltd., ADR............................ 144,957  1,226,336
*   LG Display Co., Ltd..................................  27,349    465,825
    LG Electronics, Inc..................................  34,839  2,091,119

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH KOREA -- (Continued)
    LG Hausys, Ltd.......................................   3,390 $  213,469
    LG Household & Health Care, Ltd......................     649    738,416
    LG Innotek Co., Ltd..................................   7,043    621,993
    LG International Corp................................  11,639    181,140
    LG Uplus Corp........................................  93,210  1,266,917
    LIG Nex1 Co., Ltd....................................     769     23,556
    Lock & Lock Co., Ltd.................................   1,936     34,808
    LOT Vacuum Co., Ltd..................................   1,245      8,932
    Lotte Chemical Corp..................................   6,233  1,685,864
    Lotte Chilsung Beverage Co., Ltd.....................     108    139,385
*   Lotte Corp...........................................   1,401     66,061
    LOTTE Fine Chemical Co., Ltd.........................   7,009    286,609
    Lotte Food Co., Ltd..................................     158     90,838
    LOTTE Himart Co., Ltd................................   2,663    121,280
    Lotte Non-Life Insurance Co., Ltd....................  41,598    100,814
    Lotte Shopping Co., Ltd..............................   2,061    363,581
    LS Cable & System Asia, Ltd..........................   2,950     15,852
    LS Corp..............................................   5,047    260,835
    LS Industrial Systems Co., Ltd.......................   4,979    235,517
*   Lumens Co., Ltd......................................  14,663     41,161
    Lutronic Corp........................................   3,980     33,901
    LVMC Holdings........................................  13,279     32,439
    Macquarie Korea Infrastructure Fund..................  55,049    488,825
*   Macrogen, Inc........................................   1,148     32,002
    Maeil Holdings Co., Ltd..............................   4,128     40,994
*   Magicmicro Co., Ltd..................................   7,947     22,140
    Mando Corp...........................................  16,984    519,521
    Mcnex Co., Ltd.......................................   6,556     87,105
*   ME2ON Co., Ltd.......................................   3,989     22,296
    Medy-Tox, Inc........................................   1,026    480,564
    Meerecompany, Inc....................................     697     35,300
    MegaStudyEdu Co., Ltd................................   3,356     96,763
#*  Melfas, Inc..........................................   5,717     10,793
    Meritz Financial Group, Inc..........................  24,199    269,264
    Meritz Fire & Marine Insurance Co., Ltd..............  30,872    616,341
    Meritz Securities Co., Ltd........................... 128,077    529,207
*   Mgame Corp...........................................   4,913     14,169
#   MiCo, Ltd............................................  18,529    136,797
    Mirae Asset Daewoo Co., Ltd.......................... 109,246    748,941
    Mirae Asset Life Insurance Co., Ltd..................  36,555    159,739
    Miwon Specialty Chemical Co., Ltd....................     926     53,662
    Mobase Co., Ltd......................................   3,844     14,819
    Modetour Network, Inc................................   3,431     76,432
    MonAmi Co., Ltd......................................   9,145     23,609
    Moorim P&P Co., Ltd..................................   8,640     46,663
    Moorim Paper Co., Ltd................................  13,596     36,591
    Multicampus Corp.....................................     280     13,168
    Namhae Chemical Corp.................................   4,401     55,804
#*  Namsun Aluminum Co., Ltd.............................  33,053     85,210
    Nasmedia Co., Ltd....................................     675     20,952
    NAVER Corp...........................................   4,847    594,172
    NCSoft Corp..........................................     890    374,764
    NeoPharm Co., Ltd....................................   1,311     52,621
*   Neowiz...............................................   3,850     44,560
    NEPES Corp...........................................   9,458    103,199
*   Neuros Co., Ltd......................................   2,376     20,383
    Nexen Corp...........................................  11,315     60,574
    Nexen Tire Corp......................................  21,618    191,703
*   Next Entertainment World Co., Ltd....................   4,451     18,870

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    NH Investment & Securities Co., Ltd.................. 45,555 $  573,836
    NHN KCP Corp.........................................  3,333     39,061
    NICE Holdings Co., Ltd............................... 10,002    161,109
    Nice Information & Telecommunication, Inc............  2,812     49,682
    NICE Information Service Co., Ltd.................... 12,936    119,639
    NICE Total Cash Management Co., Ltd..................  5,591     45,996
*   NK Co., Ltd.......................................... 11,386     21,735
    Nong Shim Holdings Co., Ltd..........................    757     54,941
    Nong Woo Bio Co., Ltd................................  4,265     51,561
    NongShim Co., Ltd....................................    792    199,132
    Noroo Holdings Co., Ltd..............................  1,230     15,516
    NOROO Paint & Coatings Co., Ltd......................  5,516     46,225
    NS Shopping Co., Ltd.................................  6,820     83,163
*   NUTRIBIOTECH Co., Ltd................................  1,057     15,004
    OCI Co., Ltd.........................................  6,671    644,804
    OPTRON-TEC, Inc...................................... 11,325     51,947
    Orion Corp...........................................    628     64,113
    Orion Holdings Corp..................................  7,716    131,206
*   Osstem Implant Co., Ltd..............................  3,554    177,941
*   Osung Advanced Materials Co., Ltd....................  7,724     14,820
    Ottogi Corp..........................................     43     30,150
    Paik Kwang Industrial Co., Ltd.......................  7,897     19,795
*   Pan Ocean Co., Ltd................................... 40,670    166,298
    Pan-Pacific Co., Ltd................................. 12,857     29,826
    Paradise Co., Ltd....................................  3,530     58,135
    Partron Co., Ltd..................................... 18,711    152,652
*   Paru Co., Ltd........................................  7,856     20,915
*   Pearl Abyss Corp.....................................  1,128    195,933
*   People & Technology, Inc.............................  1,349     14,872
*   PNE Solution Co., Ltd................................  2,025     23,388
    Poongsan Corp........................................  9,581    263,983
    POSCO, Sponsored ADR................................. 33,942  2,043,987
    POSCO................................................    974    240,434
#   POSCO Chemtech Co., Ltd..............................  6,847    367,649
    POSCO Coated & Color Steel Co., Ltd..................    778     14,535
    Posco Daewoo Corp.................................... 13,323    240,853
    Posco ICT Co., Ltd...................................  7,848     40,697
#   Posco M-Tech Co., Ltd................................  6,657     62,489
*   Power Logics Co., Ltd................................ 17,904    119,686
    Protec Co., Ltd......................................  1,766     25,759
    PSK, Inc.............................................  5,746     70,365
    Pulmuone Co., Ltd....................................    879     67,150
    Pungkuk Alcohol Industry Co., Ltd....................  1,529     30,723
    Pyeong Hwa Automotive Co., Ltd.......................  6,035     44,512
    Rayence Co., Ltd.....................................  1,665     23,237
*   Redrover Co., Ltd....................................  5,766      9,837
    Reyon Pharmaceutical Co., Ltd........................  1,719     23,616
    RFTech Co., Ltd......................................  3,419     17,739
    S&S Tech Corp........................................  4,200     18,152
*   S&T Corp.............................................    674      7,373
    S&T Motiv Co., Ltd...................................  4,684    143,593
    S-1 Corp.............................................  1,719    158,840
    Sajo Industries Co., Ltd.............................  1,222     67,698
*   Sajodongaone Co., Ltd................................ 16,592     19,421
#   Sam Chun Dang Pharm Co., Ltd.........................  6,346    260,263
*   SAM KANG M&T Co., Ltd................................  2,334     10,593
    Sam Yung Trading Co., Ltd............................  2,809     37,541
#   Sambo Motors Co., Ltd................................  6,699     50,934
    Samchully Co., Ltd...................................    807     72,957

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SOUTH KOREA -- (Continued)
    Samchuly Bicycle Co., Ltd............................   1,364 $     8,253
    SAMHWA Paints Industrial Co., Ltd....................   4,408      28,237
    Samick Musical Instruments Co., Ltd..................  14,194      24,895
    Samick THK Co., Ltd..................................   1,380      15,323
    Samji Electronics Co., Ltd...........................   5,213      50,168
*   Samjin LND Co., Ltd..................................   6,353      13,427
    Samjin Pharmaceutical Co., Ltd.......................   2,222      76,648
    Samkee Automotive Co., Ltd...........................  10,140      28,368
    Samkwang Glass Co., Ltd..............................     985      30,572
    Sammok S-Form Co., Ltd...............................   6,146      80,084
    SAMPYO Cement Co., Ltd...............................   6,373      29,544
    Samsung Card Co., Ltd................................  10,356     310,272
    Samsung Electro-Mechanics Co., Ltd...................  10,373   1,015,153
    Samsung Electronics Co., Ltd., GDR...................   8,033   8,278,612
    Samsung Electronics Co., Ltd......................... 410,646  17,121,518
    Samsung Electronics Co., Ltd., GDR...................   1,210   1,245,090
*   Samsung Engineering Co., Ltd.........................   4,451      67,279
    Samsung Fire & Marine Insurance Co., Ltd.............   6,202   1,521,704
*   Samsung Heavy Industries Co., Ltd.................... 114,831     943,246
    Samsung Life Insurance Co., Ltd......................   7,370     586,013
*   Samsung Pharmaceutical Co., Ltd......................   3,455       8,548
    Samsung SDS Co., Ltd.................................     893     180,227
    Samsung Securities Co., Ltd..........................  17,167     518,233
    SAMT Co., Ltd........................................  28,477      41,700
#   Samwha Capacitor Co., Ltd............................   3,281     194,102
    Samwha Electric Co., Ltd.............................   1,000      22,021
    Samyang Corp.........................................   1,274      69,241
    Samyang Foods Co., Ltd...............................     882      54,779
    Samyang Holdings Corp................................   1,661     124,444
    Sang-A Frontec Co., Ltd..............................   2,592      41,064
#*  Sangsangin Co., Ltd..................................  17,371     273,922
    Sangsin Brake........................................   6,269      24,414
    Sangsin Energy Display Precision Co., Ltd............   1,581      18,692
    SaraminHR Co., Ltd...................................   1,961      33,357
    SAVEZONE I&C Corp....................................   7,320      25,253
*   S-Connect Co., Ltd...................................  28,101      48,120
*   SDN Co., Ltd.........................................  14,510      22,142
    Seah Besteel Corp....................................   7,234     115,617
    SeAH Holdings Corp...................................     341      29,551
*   SeAH Steel Corp......................................     578      34,991
    SeAH Steel Holdings Corp.............................     644      30,312
    Sebang Co., Ltd......................................   4,599      51,900
    Sebo Manufacturing Engineer Corp.....................   1,807      15,461
*   Seegene, Inc.........................................   1,339      22,875
#   Sejong Industrial Co., Ltd...........................   4,410      32,390
*   Sekonix Co., Ltd.....................................   3,466      25,018
    Sempio Foods Co......................................      12         317
    S-Energy Co., Ltd....................................   2,942      16,547
*   Seobu T&D............................................   5,677      44,049
    Seohan Co., Ltd......................................  45,007      84,509
    Seondo Electric Co., Ltd.............................   4,419      21,798
    Seoul Semiconductor Co., Ltd.........................  19,446     416,359
    SEOWONINTECH Co., Ltd................................   3,718      15,810
    Seoyon Co., Ltd......................................   5,173      20,233
    Seoyon E-Hwa Co., Ltd................................   2,891      13,585
*   Sewon Cellontech Co., Ltd............................   8,094      26,977
    SFA Engineering Corp.................................  12,841     473,765
*   SFA Semicon Co., Ltd.................................  43,839      64,375
*   SG Corp..............................................  33,602      24,754

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH KOREA -- (Continued)
*   SG&G Corp............................................   1,946 $    4,143
    SH Energy & Chemical Co., Ltd........................  33,182     35,445
*   Shin Poong Pharmaceutical Co., Ltd...................   3,365     22,092
    Shindaeyang Paper Co., Ltd...........................   1,347     81,982
*   Shinhan Financial Group Co., Ltd.....................  18,447    713,494
*   Shinhan Financial Group Co., Ltd., ADR...............  18,630    716,882
    Shinil Industrial Co., Ltd...........................  17,933     23,233
    Shinsegae Engineering & Construction Co., Ltd........   1,204     28,080
    Shinsegae Food Co., Ltd..............................     693     56,288
    Shinsegae International, Inc.........................     138     26,911
    Shinsegae, Inc.......................................   1,899    453,483
*   Shinsung E&G Co., Ltd................................  62,593     64,094
*   Shinsung Tongsang Co., Ltd...........................  24,154     21,223
*   Shinwha Intertek Corp................................   9,715     15,138
#*  Shinwon Corp.........................................  18,733     50,135
    SHOWBOX Corp.........................................  10,571     30,442
*   Signetics Corp.......................................  13,123     14,734
    SIGONG TECH Co., Ltd.................................   2,538     15,436
    Silicon Works Co., Ltd...............................   1,799     62,598
    SIMMTECH Co., Ltd....................................   8,945     59,658
    SIMPAC, Inc..........................................   4,080     10,626
    SK Bioland Co., Ltd..................................   3,311     46,651
    SK D&D Co., Ltd......................................     694     18,502
    SK Discovery Co., Ltd................................   6,508    169,750
    SK Gas, Ltd..........................................   2,190    162,342
    SK Holdings Co., Ltd.................................   6,440  1,529,749
    SK Hynix, Inc........................................  78,942  5,278,829
    SK Innovation Co., Ltd...............................  10,736  1,822,417
    SK Materials Co., Ltd................................   1,887    264,824
    SK Networks Co., Ltd.................................  59,521    318,129
*   SK Securities Co., Ltd............................... 156,646    104,951
    SK Telecom Co., Ltd., Sponsored ADR..................   1,900     48,241
    SK Telecom Co., Ltd..................................     786    181,966
    SKC Co., Ltd.........................................   9,852    344,100
*   SKC Solmics Co., Ltd.................................  12,624     39,204
*   SKCKOLONPI, Inc......................................   4,450    139,096
    SL Corp..............................................   6,919    125,742
*   SM Entertainment Co..................................     683     29,603
#*  S-MAC Co., Ltd.......................................  38,704     36,389
    SMEC Co., Ltd........................................   8,184     21,067
*   SNU Precision Co., Ltd...............................   5,939     16,569
    S-Oil Corp...........................................   6,749    635,495
*   Solco Biomedical Co., Ltd............................  51,623     20,756
*   Solid, Inc...........................................  17,822     50,280
    Songwon Industrial Co., Ltd..........................   7,689    152,799
    Soulbrain Co., Ltd...................................   6,255    286,636
    SPC Samlip Co., Ltd..................................     610     64,265
    SPG Co., Ltd.........................................   3,002     21,336
    Ssangyong Cement Industrial Co., Ltd.................  48,615    290,451
*   Ssangyong Motor Co...................................  14,162     63,211
    ST Pharm Co., Ltd....................................   1,339     23,010
    Suheung Co., Ltd.....................................   1,649     37,968
    Sun Kwang Co., Ltd...................................     702     11,142
*   Sunchang Corp........................................   2,805     15,065
    Sung Kwang Bend Co., Ltd.............................   7,929     85,465
*   Sungchang Enterprise Holdings, Ltd...................  29,253     58,039
    Sungdo Engineering & Construction Co., Ltd...........   3,890     18,156
*   Sungshin Cement Co., Ltd.............................   5,696     71,875
    Sungwoo Hitech Co., Ltd..............................  27,956    103,582

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
*   Sunjin Co., Ltd......................................  4,399 $   46,251
*   Suprema HQ, Inc......................................    703      4,634
*   Suprema, Inc.........................................    651     15,212
    SurplusGlobal, Inc...................................  3,060      7,890
*   Synopex, Inc......................................... 20,512     65,703
    Systems Technology, Inc..............................  3,598     37,849
*   Taewoong Co., Ltd....................................  4,708     48,048
    Taeyoung Engineering & Construction Co., Ltd......... 25,371    305,270
*   Taihan Electric Wire Co., Ltd........................ 16,521     16,700
*   Taihan Textile Co., Ltd..............................  2,130     26,686
    Tailim Packaging Co., Ltd............................  6,339     22,635
*   TBH Global Co., Ltd..................................  5,201     14,156
    TechWing, Inc........................................  2,847     25,330
    Telechips, Inc.......................................  1,183     10,400
*   Tellus Co., Ltd......................................  2,630      2,463
    Tera Semicon Co., Ltd................................  5,006     77,796
    TES Co., Ltd.........................................  9,566    118,992
    Tesna Co., Ltd.......................................  2,758     68,593
*   Thinkware Systems Corp...............................  2,319     16,454
*   TK Chemical Corp..................................... 11,104     27,215
    TK Corp..............................................  6,606     75,394
    Tokai Carbon Korea Co., Ltd..........................  1,409     68,582
    Tong Yang Moolsan Co., Ltd........................... 16,528     33,163
    Tongyang Life Insurance Co., Ltd..................... 20,755     91,819
    Top Engineering Co., Ltd.............................  5,140     36,430
#*  Toptec Co., Ltd......................................  6,539     64,890
    Tovis Co., Ltd.......................................  8,847     56,130
    TS Corp..............................................  1,989     35,984
*   T'way Holdings, Inc.................................. 16,901     39,836
*   Ugint Co., Ltd....................................... 33,350     23,660
    UIL Co., Ltd.........................................  5,306     24,168
#*  Unick Corp...........................................  3,277     30,444
    Unid Co., Ltd........................................  3,047    129,013
    Union Semiconductor Equipment & Materials Co., Ltd... 16,169     65,211
*   Unison Co., Ltd...................................... 16,347     22,549
    UniTest, Inc.........................................  4,539     59,347
    Value Added Technology Co., Ltd......................  2,976     62,165
    Very Good Tour Co., Ltd..............................  2,730     21,832
    Viatron Technologies, Inc............................  5,732     56,655
    Vieworks Co., Ltd....................................  1,861     57,510
    Visang Education, Inc................................  2,959     18,625
*   W Holding Co., Ltd................................... 24,735     12,817
*   Webzen, Inc..........................................  3,631     65,937
*   Welcron Co., Ltd.....................................  4,034     12,678
    Whanin Pharmaceutical Co., Ltd.......................  2,903     50,669
*   WillBes & Co. (The).................................. 29,785     38,965
    Winix, Inc...........................................  1,488     22,723
    Wins Co., Ltd........................................    945     11,067
    WiSoL Co., Ltd....................................... 14,909    211,181
*   WONIK CUBE Corp......................................  8,997     23,419
*   Wonik Holdings Co., Ltd.............................. 17,153     65,167
    WONIK IPS Co., Ltd................................... 10,183    210,773
*   Wonik Materials Co., Ltd.............................  2,416     49,575
*   Wonik QnC Corp.......................................  6,042     68,728
*   Woongjin Co., Ltd.................................... 20,020     42,439
*   Woongjin Energy Co., Ltd.............................  2,621      4,327
    Woongjin Thinkbig Co., Ltd........................... 20,115     60,182
*   Woori Bank........................................... 88,365  1,189,982
    Woori Financial Group, Inc...........................  2,923    118,075

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
SOUTH KOREA -- (Continued)
*   Woori Investment Bank Co., Ltd.......................    22,732 $     16,142
*   Wooridul Pharmaceutical, Ltd.........................     2,161       16,688
*   Woorison F&G Co., Ltd................................    12,563       19,436
    Woory Industrial Co., Ltd............................     1,316       41,175
    Y G-1 Co., Ltd.......................................    10,712      107,321
*   YeaRimDang Publishing Co., Ltd.......................     7,920       44,369
    Yeong Hwa Metal Co., Ltd.............................    16,137       21,621
*   YJM Games Co., Ltd...................................     7,970       15,838
    YMC Co., Ltd.........................................     1,801       10,631
    Yong Pyong Resort Co., Ltd...........................     8,820       73,717
*   Yonwoo Co., Ltd......................................       670       12,699
    YooSung T&S Co., Ltd.................................     7,220       22,601
    Youlchon Chemical Co., Ltd...........................     1,990       26,831
    Young Poong Corp.....................................       115       79,347
*   Youngone Corp........................................     8,136      253,538
    Youngone Holdings Co., Ltd...........................     2,822      156,626
*   YoungWoo DSP Co., Ltd................................     2,174        2,294
#*  Yuanta Securities Korea Co., Ltd.....................    45,236      139,900
    Yuhan Corp...........................................       781      167,203
*   Yungjin Pharmaceutical Co., Ltd......................     2,603       15,234
    Zeus Co., Ltd........................................     1,543       17,453
                                                                    ------------
TOTAL SOUTH KOREA........................................            145,351,359
                                                                    ------------
SPAIN -- (1.8%)
    Acciona SA...........................................    15,118    1,439,442
    Acerinox SA..........................................   101,008    1,100,703
    ACS Actividades de Construccion y Servicios SA.......    53,250    2,203,700
    Aena SME SA..........................................     7,050    1,218,641
    Almirall SA..........................................    17,549      297,745
    Amadeus IT Group SA..................................    33,766    2,455,409
*   Amper SA.............................................   310,784      101,443
    Applus Services SA...................................    77,383      887,171
    Atresmedia Corp. de Medios de Comunicacion SA........    31,367      152,239
    Azkoyen SA...........................................     4,453       34,379
    Banco Bilbao Vizcaya Argentaria SA...................   479,468    2,845,715
    Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR....    59,973      358,040
    Banco de Sabadell SA................................. 1,618,770    1,856,088
    Banco Santander SA................................... 1,239,697    5,879,428
    Banco Santander SA, Sponsored ADR....................   233,754    1,107,994
    Bankia SA............................................   303,819      885,625
    Bankinter SA.........................................    84,687      661,257
*   Baron de Ley.........................................       571       71,543
    Bolsas y Mercados Espanoles SHMSF SA.................    43,757    1,322,267
    CaixaBank SA.........................................   357,405    1,351,705
    Cellnex Telecom SA...................................    55,820    1,572,986
    Cia de Distribucion Integral Logista Holdings SA.....    14,308      369,473
    CIE Automotive SA....................................    24,889      699,012
    Construcciones y Auxiliar de Ferrocarriles SA........     7,787      350,831
*   Deoleo SA............................................   218,644       20,564
    Distribuidora Internacional de Alimentacion SA.......   229,168      112,264
*   Duro Felguera SA.....................................   597,700       10,556
    Ebro Foods SA........................................    11,556      237,914
*   eDreams ODIGEO SA....................................    18,832       58,234
    Elecnor SA...........................................     8,321      117,072
    Enagas SA............................................   100,650    2,933,741
    Ence Energia y Celulosa SA...........................    81,778      635,019
    Endesa SA............................................    32,657      816,799
    Ercros SA............................................    66,827      277,721
    Euskaltel SA.........................................    37,378      342,526

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SPAIN -- (Continued)
    Faes Farma SA........................................ 119,676 $   449,474
    Ferrovial SA.........................................  20,199     452,955
*   Fluidra SA...........................................  15,954     180,930
*   Fomento de Construcciones y Contratas SA.............   3,565      52,758
*   Global Dominion Access SA............................  44,040     229,762
    Grifols SA...........................................  29,198     761,670
    Grupo Catalana Occidente SA..........................  12,173     482,384
*   Grupo Empresarial San Jose SA........................   3,318      21,836
*   Grupo Ezentis SA.....................................  46,082      31,301
    Iberdrola S.A........................................ 808,851   6,685,539
    Iberdrola SA.........................................  17,974     148,129
    Iberpapel Gestion SA.................................     352      12,804
*   Indra Sistemas SA....................................  47,454     488,255
    Industria de Diseno Textil SA........................  34,767     972,544
    Laboratorios Farmaceuticos Rovi SA...................     824      17,448
*   Liberbank SA......................................... 911,027     449,938
    Mapfre SA............................................ 225,781     628,207
    Mediaset Espana Comunicacion SA...................... 105,629     744,220
    Melia Hotels International SA........................  65,079     652,917
    Miquel y Costas & Miquel SA..........................  11,594     226,433
*   Natra SA.............................................   8,936       9,132
    Naturgy Energy Group SA..............................  66,262   1,852,343
    Obrascon Huarte Lain SA..............................  51,945      47,474
*   Promotora de Informaciones SA, Class A...............  87,829     169,791
    Prosegur Cia de Seguridad SA.........................  80,299     434,685
*   Quabit Inmobiliaria SA...............................  23,935      38,468
*   Realia Business SA...................................  58,471      67,602
    Red Electrica Corp. SA...............................  52,668   1,213,756
    Repsol SA, Sponsored ADR.............................  52,370     919,352
    Repsol SA............................................ 199,036   3,493,683
    Sacyr S.A............................................ 225,976     545,508
    Sacyr S.A............................................   6,457      15,549
*   Siemens Gamesa Renewable Energy SA...................   8,910     126,497
*   Solaria Energia y Medio Ambiente SA..................  36,783     227,358
*   Talgo SA.............................................  44,657     278,484
    Tecnicas Reunidas SA.................................   3,605      92,211
    Telefonica SA, Sponsored ADR.........................  47,435     410,787
    Telefonica SA........................................ 295,400   2,540,905
    Tubacex SA...........................................  24,810      80,730
*   Tubos Reunidos SA....................................  30,261       8,962
    Vidrala SA...........................................   6,541     600,224
    Viscofan SA..........................................  17,133     955,099
*   Vocento SA...........................................   6,696       8,581
    Zardoya Otis SA......................................  46,903     371,605
                                                                  -----------
TOTAL SPAIN..............................................          62,983,536
                                                                  -----------
SWEDEN -- (2.0%)
    AAK AB...............................................  71,490   1,028,320
    Acando AB............................................  31,213     101,950
    AddLife AB, Class B..................................   2,497      60,602
    AddNode Group AB.....................................   6,570      80,598
    AddTech AB, Class B..................................  12,617     249,005
    AF AB, Class B.......................................  22,285     392,818
    Ahlsell AB...........................................  32,833     198,088
    Alfa Laval AB........................................  22,725     515,217
    Alimak Group AB......................................   3,548      47,468
    Arjo AB, Class B.....................................  31,024     110,382
    Assa Abloy AB, Class B...............................   5,543     103,289
    Atlas Copco AB, Class A..............................  24,533     640,050

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SWEDEN -- (Continued)
    Atlas Copco AB, Class B..............................  14,463 $  346,089
    Atrium Ljungberg AB, Class B.........................  12,540    229,456
    Attendo AB...........................................  29,264    224,797
    Avanza Bank Holding AB...............................   7,027    319,657
    Axfood AB............................................  15,489    271,214
*   BE Group AB..........................................   1,844      8,783
    Beijer Alma AB.......................................  19,100    290,701
*   Beijer Electronics Group AB..........................   1,764      8,956
    Beijer Ref AB........................................  17,619    267,512
    Bergman & Beving AB..................................  12,025    115,612
    Besqab AB............................................   1,033     11,130
    Betsson AB...........................................  63,564    585,417
    Bilia AB, Class A....................................  61,438    540,502
    BillerudKorsnas AB...................................  58,885    743,621
    BioGaia AB, Class B..................................   5,681    230,987
    Biotage AB...........................................  13,538    173,783
    Bjorn Borg AB........................................  11,488     27,573
    Boliden AB...........................................  78,828  1,972,926
    Bonava AB............................................   3,052     37,910
    Bonava AB, Class B...................................  28,179    353,029
    Bravida Holding AB...................................   4,613     33,809
    Bufab AB.............................................  11,803    123,417
    Bulten AB............................................   6,216     60,357
    Byggmax Group AB.....................................  31,325    117,602
    Castellum AB.........................................  18,860    357,549
    Catena AB............................................   5,059    136,281
    Clas Ohlson AB, Class B..............................  16,146    140,606
    Cloetta AB, Class B..................................  93,501    248,026
*   Collector AB.........................................   5,084     27,370
    Concentric AB........................................  14,627    211,798
    Coor Service Management Holding AB...................   4,969     38,462
    Corem Property Group AB..............................  21,057     25,977
    Dedicare AB, Class B.................................     870      7,205
    Dios Fastigheter AB..................................  30,294    217,373
    Dometic Group AB.....................................  67,294    480,137
*   Doro AB..............................................   9,675     40,520
    Duni AB..............................................  10,582    124,626
    Dustin Group AB......................................  29,000    261,053
    Eastnine AB..........................................   7,350     82,452
    Elanders AB, Class B.................................   2,164     22,266
    Electrolux AB, Series B..............................  43,531  1,030,038
    Elekta AB, Class B...................................  34,531    461,657
*   Eltel AB.............................................  18,432     29,267
*   Enea AB..............................................   6,373     85,827
*   Epiroc AB, Class A...................................  24,076    231,186
*   Epiroc AB, Class B...................................  14,454    129,552
    Essity AB, Class A...................................   3,204     88,125
    Essity AB, Class B...................................  79,422  2,197,491
    eWork Group AB.......................................   3,724     33,127
    Fabege AB............................................  19,571    285,578
    Fagerhult AB.........................................   3,327     27,093
*   Fastighets AB Balder, Class B........................  11,128    351,200
    FastPartner AB.......................................   5,339     37,800
    Fenix Outdoor International AG.......................     478     47,411
*   Fingerprint Cards AB, Class B........................ 115,486    225,305
    Getinge AB, Class B..................................  65,890    743,982
    Granges AB...........................................  42,402    407,812
    Gunnebo AB...........................................  41,274    104,602
    Haldex AB............................................  20,108    141,223

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SWEDEN -- (Continued)
*   Hembla AB............................................   1,556 $   28,325
    Hemfosa Fastigheter AB...............................  43,448    385,630
    Hennes & Mauritz AB, Class B.........................  47,331    736,461
    Hexagon AB, Class B..................................  20,566  1,007,147
    Hexpol AB............................................  63,206    559,475
    HIQ International AB.................................  27,168    169,998
    Holmen AB, Class B...................................  41,834    896,514
    Hufvudstaden AB, Class A.............................  21,576    358,336
    Husqvarna AB, Class A................................  20,121    156,695
    Husqvarna AB, Class B................................ 213,953  1,635,284
    ICA Gruppen AB.......................................  14,790    520,189
    Indutrade AB.........................................  22,986    578,133
*   International Petroleum Corp.........................  33,561    122,092
#   Intrum AB............................................  23,743    678,508
    Inwido AB............................................  52,454    336,776
    ITAB Shop Concept AB, Class B........................   3,537      5,226
    JM AB................................................  38,575    779,855
    KappAhl AB...........................................  36,944     71,034
    Kindred Group P.L.C..................................  67,551    695,433
    Klovern AB, Class B.................................. 138,075    168,168
    KNOW IT AB...........................................  14,103    255,496
    Kungsleden AB........................................  49,921    378,961
    Lagercrantz Group AB, Class B........................  20,489    223,886
    Lifco AB, Class B....................................   4,216    168,979
    Lindab International AB..............................  31,662    255,163
    Loomis AB, Class B...................................  42,975  1,541,902
    Lundin Petroleum AB..................................  20,983    671,151
*   Medivir AB, Class B..................................   2,956      6,998
    Mekonomen AB.........................................  17,502    139,553
    Millicom International Cellular SA...................  17,398  1,089,649
    Momentum Group AB, Class B...........................  10,464     99,653
    MQ Holding AB........................................  78,293     87,200
#   Mycronic AB..........................................  28,090    359,608
    Nederman Holding AB..................................   1,650     17,520
    * Net Insight AB, Class B............................  64,475     16,040
    NetEnt AB............................................  66,792    323,476
    New Wave Group AB, Class B...........................  20,272    119,882
    Nibe Industrier AB, Class B..........................  62,777    713,881
    Nobia AB.............................................  66,819    387,464
    Nobina AB............................................  66,772    457,951
    Nolato AB, Class B...................................  15,102    695,398
    Nordea Bank Abp...................................... 191,018  1,738,509
    NP3 Fastigheter AB...................................   7,921     55,704
*   Nyfosa AB............................................  15,328     82,837
    OEM International AB, Class B........................   2,241     46,305
    Opus Group AB........................................ 125,364     79,574
    Oriflame Holding AG..................................  16,049    357,018
    Peab AB.............................................. 104,795    873,578
    Platzer Fastigheter Holding AB, Class B..............   1,799     13,655
    Pricer AB, Class B...................................  58,280     67,717
    Proact IT Group AB...................................   5,753    119,776
*   Qliro Group AB.......................................  43,215     51,040
*   Radisson Hospitality AB..............................   8,651     40,512
    Ratos AB, Class B....................................  97,977    281,445
*   RaySearch Laboratories AB............................   7,166     80,489
*   Recipharm AB, Class B................................  21,390    275,817
    Rottneros AB.........................................  45,215     45,474
    Saab AB, Class B.....................................  17,220    595,003
    Sagax AB, Class B....................................  11,262    183,117

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SWEDEN -- (Continued)
    Sandvik AB...........................................  94,524 $ 1,510,479
*   SAS AB............................................... 172,240     465,665
    Scandi Standard AB...................................  30,286     208,976
    Scandic Hotels Group AB..............................  30,814     294,088
    Sectra AB, Class B...................................   2,558      62,275
    Securitas AB, Class B................................  69,799   1,122,361
    Semcon AB............................................   5,895      32,727
*   Sensys Gatso Group AB................................ 132,179      29,812
    Skandinaviska Enskilda Banken AB, Class A............ 168,258   1,766,144
    Skandinaviska Enskilda Banken AB, Class C............   1,755      19,010
    Skanska AB, Class B..................................  35,473     621,138
    SKF AB, Class A......................................   3,420      57,446
    SKF AB, Class B......................................  87,140   1,467,804
    SkiStar AB...........................................  25,958     315,502
    SSAB AB, Class A.....................................  13,020      51,551
    SSAB AB, Class A.....................................  31,121     123,367
    SSAB AB, Class B.....................................  73,712     247,328
    SSAB AB, Class B..................................... 109,354     366,141
    Svenska Cellulosa AB SCA, Class A....................   3,594      32,597
    Svenska Cellulosa AB SCA, Class B....................  91,376     803,741
    Svenska Handelsbanken AB, Class A.................... 117,577   1,278,632
    Svenska Handelsbanken AB, Class B....................   2,424      28,041
    Sweco AB, Class B....................................  26,657     547,043
    Swedbank AB, Class A.................................  92,271   2,096,069
    Swedish Match AB.....................................  23,762   1,064,587
*   Swedish Orphan Biovitrum AB..........................   8,103     191,510
    Systemair AB.........................................   1,709      17,906
    Tele2 AB, Class B.................................... 205,481   2,572,475
    Telefonaktiebolaget LM Ericsson, Sponsored ADR.......  28,626     255,058
    Telefonaktiebolaget LM Ericsson, Class A.............   4,242      38,260
    Telefonaktiebolaget LM Ericsson, Class B............. 123,302   1,099,049
    Telia Co. AB......................................... 590,862   2,574,947
    Thule Group AB.......................................  31,892     651,130
    Trelleborg AB, Class B...............................  39,300     661,983
    Troax Group AB.......................................   3,942     121,093
    Victoria Park AB, Class B............................   5,811      23,780
    Vitrolife AB.........................................  18,528     327,282
    Volvo AB, Class A....................................  42,804     615,296
    Volvo AB, Class B.................................... 229,169   3,302,295
    Wallenstam AB, Class B...............................  40,951     412,392
    Wihlborgs Fastigheter AB.............................  35,260     460,013
                                                                  -----------
TOTAL SWEDEN.............................................          70,526,257
                                                                  -----------
SWITZERLAND -- (4.3%)
    ABB, Ltd., Sponsored ADR.............................  55,400   1,060,910
    ABB, Ltd............................................. 241,211   4,616,950
    Adecco Group AG......................................  56,761   2,844,351
    Allreal Holding AG...................................   8,142   1,320,743
*   Alpiq Holding AG.....................................   1,687     130,736
    ALSO Holding AG......................................   2,753     356,162
    ams AG...............................................   9,578     256,747
    APG SGA SA...........................................     506     170,315
*   Arbonia AG...........................................  20,762     251,138
*   Aryzta AG............................................ 350,444     394,419
    Ascom Holding AG.....................................  19,142     245,810
    Autoneum Holding AG..................................   1,715     281,012
    Bachem Holding AG, Class B...........................     471      54,158
    Baloise Holding AG...................................  13,289   2,058,172
    Banque Cantonale de Geneve...........................     384      75,505

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SWITZERLAND -- (Continued)
    Banque Cantonale Vaudoise............................   1,100 $  872,364
    Barry Callebaut AG...................................     447    760,473
    Belimo Holding AG....................................     154    668,564
    Bell Food Group AG...................................   1,013    317,403
    Bellevue Group AG....................................   4,979    110,272
    Berner Kantonalbank AG...............................   1,437    304,414
    BKW AG...............................................   4,948    348,196
    Bobst Group SA.......................................   5,176    418,329
    Bossard Holding AG, Class A..........................   3,309    521,907
    Bucher Industries AG.................................   3,377  1,031,327
    Burckhardt Compression Holding AG....................   1,121    288,149
    Burkhalter Holding AG................................   1,302    110,364
    Calida Holding AG....................................   2,049     61,415
    Carlo Gavazzi Holding AG.............................     107     29,505
    Cembra Money Bank AG.................................  10,354    894,116
    Cham Group AG........................................      27     11,300
    Chocoladefabriken Lindt & Spruengli AG...............       5    366,989
    Cicor Technologies, Ltd..............................     869     38,006
    Cie Financiere Richemont SA..........................  45,087  3,107,752
    Cie Financiere Tradition SA..........................     818     88,047
    Clariant AG.......................................... 135,347  2,688,405
    Coltene Holding AG...................................   1,624    155,081
    Conzzeta AG..........................................     502    437,165
    Credit Suisse Group AG............................... 165,579  2,012,670
    Credit Suisse Group AG, Sponsored ADR................  40,310    488,159
    Daetwyler Holding AG.................................   2,987    451,212
    DKSH Holding AG......................................  10,281    770,574
    dormakaba Holding AG.................................   1,029    677,860
*   Dottikon Es Holding AG...............................      16      7,098
    Dufry AG.............................................  11,336  1,133,779
    EFG International AG.................................  47,134    279,517
    Emmi AG..............................................     875    738,788
    EMS-Chemie Holding AG................................     886    442,526
    Energiedienst Holding AG.............................   1,334     39,570
*   Evolva Holding SA....................................  73,727     15,189
    Feintool International Holding AG....................   1,240     97,188
    Flughafen Zurich AG..................................   9,780  1,727,524
    Forbo Holding AG.....................................     643    896,532
    GAM Holding AG.......................................  79,101    345,277
    Geberit AG...........................................   3,490  1,364,351
    Georg Fischer AG.....................................   2,775  2,459,741
    Givaudan SA..........................................     993  2,409,074
    Gurit Holding AG.....................................     219    203,426
    Helvetia Holding AG..................................   3,203  1,896,295
    HOCHDORF Holding AG..................................     415     51,351
    Huber & Suhner AG....................................   7,280    562,420
    Hypothekarbank Lenzburg AG...........................       9     39,843
    Implenia AG..........................................   7,232    255,087
    Inficon Holding AG...................................     842    447,908
    Interroll Holding AG.................................     256    463,172
    Intershop Holding AG.................................     394    197,025
    Julius Baer Group, Ltd...............................  42,750  1,718,218
    Jungfraubahn Holding AG..............................     100     13,687
    Kardex AG............................................   3,760    495,899
    Komax Holding AG.....................................   1,888    500,520
    Kudelski SA..........................................  18,111    120,803
    Kuehne + Nagel International AG......................   2,593    350,654
    LafargeHolcim, Ltd...................................  39,093  1,838,456
    LafargeHolcim, Ltd...................................  23,757  1,110,737

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SWITZERLAND -- (Continued)
*   Lastminute.com NV....................................   1,514 $    27,431
    LEM Holding SA.......................................     165     197,589
    Liechtensteinische Landesbank AG.....................   4,182     274,005
    Logitech International SA............................  16,891     616,229
    Logitech International SA............................  18,686     680,170
    Lonza Group AG.......................................  11,618   3,069,453
    Luzerner Kantonalbank AG.............................   1,322     632,991
    Meier Tobler Group AG................................     996      15,015
    Metall Zug AG........................................      75     219,444
*   Meyer Burger Technology AG...........................  60,123      57,167
    Mikron Holding AG....................................   2,431      18,436
    Mobilezone Holding AG................................  11,127     119,840
    Mobimo Holding AG....................................   3,416     837,393
    Nestle SA............................................ 261,736  22,819,160
*   Newron Pharmaceuticals SpA...........................   3,526      24,135
    Novartis AG, Sponsored ADR........................... 118,999  10,414,792
    Novartis AG..........................................  31,034   2,709,292
    OC Oerlikon Corp. AG................................. 102,197   1,320,632
*   Orascom Development Holding AG.......................   6,054      99,026
    Orell Fuessli Holding AG.............................     152      12,517
    Orior AG.............................................   2,210     189,466
    Panalpina Welttransport Holding AG...................   4,672     822,053
    Partners Group Holding AG............................   2,215   1,523,485
    Phoenix Mecano AG....................................     223     109,217
    Plazza AG, Class A...................................     244      54,942
    PSP Swiss Property AG................................  12,197   1,254,819
    Rieter Holding AG....................................   1,570     217,422
    Roche Holding AG.....................................   1,057     277,846
    Roche Holding AG.....................................  27,922   7,428,249
    Romande Energie Holding SA...........................      59      67,720
    Schaffner Holding AG.................................     215      55,404
    Schindler Holding AG.................................   1,376     290,633
*   Schmolz + Bickenbach AG.............................. 261,907     152,899
    Schweiter Technologies AG............................     518     490,463
    SFS Group AG.........................................   8,928     718,506
    SGS SA...............................................     275     663,861
    Siegfried Holding AG.................................   1,822     642,658
    Sika AG..............................................  33,600   4,437,076
    Sonova Holding AG....................................   9,168   1,720,612
    St Galler Kantonalbank AG............................     953     476,575
    Straumann Holding AG.................................   1,547   1,123,156
    Sulzer AG............................................   5,396     495,655
    Sunrise Communications Group AG......................  27,143   2,288,366
    Swatch Group AG (The)................................   4,575   1,310,563
    Swatch Group AG (The)................................   8,093     450,312
    Swiss Life Holding AG................................   7,043   2,905,597
    Swiss Re AG..........................................  27,430   2,630,664
    Swisscom AG..........................................   9,184   4,401,912
    Swissquote Group Holding SA..........................   3,549     167,142
    Tamedia AG...........................................     619      71,267
    Tecan Group AG.......................................   2,313     467,074
    Temenos AG...........................................  14,082   1,900,849
    Thurgauer Kantonalbank...............................     112      11,664
    Tornos Holding AG....................................   3,658      33,001
    u-blox Holding AG....................................   4,230     361,070
*   UBS Group AG......................................... 317,929   4,120,360
    Valiant Holding AG...................................   6,995     755,497
    Valora Holding AG....................................   1,827     485,542
    VAT Group AG.........................................   8,068     835,356

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
SWITZERLAND -- (Continued)
    Vaudoise Assurances Holding SA.......................     473 $    240,559
    Vetropack Holding AG.................................     103      234,894
    Vifor Pharma AG......................................   9,692    1,233,541
*   Von Roll Holding AG..................................  14,867       19,568
    Vontobel Holding AG..................................  12,679      714,720
    VP Bank AG...........................................   1,567      218,788
    VZ Holding AG........................................     676      179,245
    Ypsomed Holding AG...................................   1,220      141,395
    Zehnder Group AG.....................................   5,117      171,088
    Zug Estates Holding AG, Class B......................      39       67,269
    Zuger Kantonalbank AG................................      31      189,035
    Zurich Insurance Group AG............................  17,116    5,371,903
                                                                  ------------
TOTAL SWITZERLAND........................................          153,724,476
                                                                  ------------
TAIWAN -- (3.8%)
    Ability Opto-Electronics Technology Co., Ltd.........  35,000       55,502
    Abnova Corp..........................................  11,000       10,314
    AcBel Polytech, Inc.................................. 116,540       77,275
    Accton Technology Corp............................... 173,929      625,964
    Acer, Inc............................................ 805,521      525,184
    ACES Electronic Co., Ltd.............................  43,000       32,780
*   Acon Holding, Inc....................................  73,000       13,999
    Acter Co., Ltd.......................................  25,300      144,510
    Actron Technology Corp...............................  35,000      125,740
    A-DATA Technology Co., Ltd...........................  71,503       96,795
    Addcn Technology Co., Ltd............................   3,000       24,860
    Adlink Technology, Inc...............................  29,933       46,534
    Advanced Ceramic X Corp..............................  11,000       89,395
    Advanced International Multitech Co., Ltd............  64,000       78,320
*   Advanced Lithium Electrochemistry Cayman Co., Ltd....  20,000       11,865
    Advanced Optoelectronic Technology, Inc..............  31,000       16,486
    Advanced Power Electronics Corp......................  11,000       11,093
#   Advanced Wireless Semiconductor Co...................  71,000      101,978
    Advancetek Enterprise Co., Ltd.......................  67,532       34,083
    Advantech Co., Ltd...................................  34,586      260,807
    Aerospace Industrial Development Corp................ 304,000      337,392
*   AGV Products Corp.................................... 165,413       37,583
    Airtac International Group...........................  33,773      398,328
    Alchip Technologies, Ltd.............................  25,000       65,203
    All Ring Tech Co., Ltd...............................  49,000       74,334
    Allied Circuit Co., Ltd..............................   5,000       10,478
    Allis Electric Co., Ltd..............................  65,000       29,631
    Alltek Technology Corp...............................  32,002       17,924
    Alltop Technology Co., Ltd...........................  28,000       50,846
    Alpha Networks, Inc.................................. 115,200       67,968
    Amazing Microelectronic Corp.........................  33,274       78,234
    Ambassador Hotel (The)...............................  77,000       55,971
    AMICCOM Electronics Corp.............................  10,000        6,258
    Ampire Co., Ltd......................................  40,000       27,684
    AMPOC Far-East Co., Ltd..............................  24,000       19,819
*   AmTRAN Technology Co., Ltd........................... 388,000      148,265
    Anpec Electronics Corp...............................  31,781       67,622
    AP Memory Technology Corp............................   8,397       13,831
    Apacer Technology, Inc...............................  40,501       39,990
#   APAQ Technology Co., Ltd.............................  26,319       26,700
    APCB, Inc............................................  62,000       54,139
    Apex Biotechnology Corp..............................  31,226       31,760
*   Apex International Co., Ltd..........................  57,252       82,926
    Apex Medical Corp....................................  20,000       16,313

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Apex Science & Engineering...........................    75,920 $   21,463
    Arcadyan Technology Corp.............................    46,674    146,747
    Ardentec Corp........................................   293,120    289,312
    Argosy Research, Inc.................................    26,000     31,877
    ASE Technology Holding Co., Ltd., ADR................    80,709    322,028
    ASE Technology Holding Co., Ltd......................   279,796    562,707
    Asia Cement Corp.....................................   399,029    479,777
    Asia Optical Co., Inc................................    67,000    164,468
*   Asia Pacific Telecom Co., Ltd........................   868,000    201,155
    Asia Tech Image, Inc.................................    13,000     17,471
    Asia Vital Components Co., Ltd.......................   128,053    106,017
    ASMedia Technology, Inc..............................     7,364    148,786
    ASPEED Technology, Inc...............................     6,000    124,231
    ASROCK, Inc..........................................     6,000     10,742
    Asustek Computer, Inc................................   100,502    783,440
    Aten International Co., Ltd..........................    53,000    162,349
    AU Optronics Corp., Sponsored ADR....................    19,522     74,769
    AU Optronics Corp.................................... 3,746,980  1,468,811
    Audix Corp...........................................    47,200     56,828
    AURAS Technology Co., Ltd............................    22,000     89,012
    Aurora Corp..........................................    23,100     67,487
    Avalue Technology, Inc...............................    16,000     24,733
    AVY Precision Technology, Inc........................    49,962     52,129
    Axiomtek Co., Ltd....................................    18,000     31,291
    Bank of Kaohsiung Co., Ltd...........................   236,393     73,736
    BenQ Materials Corp..................................    69,000     44,648
#   BES Engineering Corp.................................   619,000    149,478
    Bin Chuan Enterprise Co., Ltd........................    51,000     32,650
    Bionime Corp.........................................     7,000     10,993
    Bioteque Corp........................................    39,000    130,673
    Bizlink Holding, Inc.................................    56,038    334,795
*   Boardtek Electronics Corp............................    47,000     51,557
    Bright Led Electronics Corp..........................    47,000     16,650
    Brighton-Best International Taiwan, Inc..............    42,423     50,454
    C Sun Manufacturing, Ltd.............................    79,000     71,663
    Capital Futures Corp.................................    29,900     46,987
    Capital Securities Corp..............................   902,600    270,953
    Career Technology MFG. Co., Ltd......................    93,962     83,486
    Casetek Holdings, Ltd................................    82,753    133,885
    Caswell, Inc.........................................     7,000     21,093
    Catcher Technology Co., Ltd..........................   191,360  1,473,097
    Cathay Financial Holding Co., Ltd....................   752,692  1,082,427
#   Cathay Real Estate Development Co., Ltd..............   290,300    197,354
    Cayman Engley Industrial Co., Ltd....................    15,327     62,982
    Center Laboratories, Inc.............................   105,063    281,571
    Central Reinsurance Co., Ltd.........................    67,788     39,082
    Chailease Holding Co., Ltd...........................   316,200  1,180,986
    Chain Chon Industrial Co., Ltd.......................    27,000      7,867
*   Champion Building Materials Co., Ltd.................    74,526     17,315
    Chang Hwa Commercial Bank, Ltd.......................   801,048    469,509
    Chang Wah Electromaterials, Inc......................    21,913     94,408
    Channel Well Technology Co., Ltd.....................    85,000     66,010
    Charoen Pokphand Enterprise..........................    93,920    167,559
    Chaun-Choung Technology Corp.........................    10,000     46,170
    CHC Healthcare Group.................................    19,000     19,677
    CHC Resources Corp...................................    31,900     54,604
    Chen Full International Co., Ltd.....................    48,000     57,807
    Chenbro Micom Co., Ltd...............................    33,000     51,890
*   Cheng Fwa Industrial Co., Ltd........................    36,000     16,022

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE>>
                                                          --------- --------
TAIWAN -- (Continued)
    Cheng Loong Corp.....................................   309,360 $198,362
*   Cheng Mei Materials Technology Corp..................   293,100  119,798
    Cheng Shin Rubber Industry Co., Ltd..................   568,341  805,293
    Cheng Uei Precision Industry Co., Ltd................   183,051  144,596
    Chenming Mold Industry Corp..........................    38,000   19,345
    Chian Hsing Forging Industrial Co., Ltd..............    21,000   37,174
    Chicony Electronics Co., Ltd.........................   159,400  351,746
    Chicony Power Technology Co., Ltd....................    68,807  105,668
    Chieftek Precision Co., Ltd..........................    27,000   79,875
    Chilisin Electronics Corp............................    67,024  185,116
    China Airlines, Ltd.................................. 2,166,019  751,354
    China Bills Finance Corp.............................   388,000  176,014
    China Chemical & Pharmaceutical Co., Ltd.............   104,000   62,872
    China Development Financial Holding Corp............. 2,160,412  709,644
    China Ecotek Corp....................................    11,000   11,480
    China Electric Manufacturing Corp....................   168,000   51,502
    China General Plastics Corp..........................   193,580  149,463
    China Life Insurance Co., Ltd........................   460,412  419,477
    China Metal Products.................................   104,290  129,552
    China Steel Chemical Corp............................    35,000  155,888
    China Steel Corp..................................... 1,025,881  855,389
    China Steel Structure Co., Ltd.......................    24,000   20,966
    China Wire & Cable Co., Ltd..........................    34,160   24,714
    Chinese Maritime Transport, Ltd......................    31,570   31,903
*   Ching Feng Home Fashions Co., Ltd....................    54,000   38,331
    Chin-Poon Industrial Co., Ltd........................   154,126  188,502
    Chipbond Technology Corp.............................   349,000  775,504
    ChipMOS Techinologies, Inc...........................    39,096   31,960
    ChipMOS Technologies, Inc., ADR......................     4,591   76,258
    Chlitina Holding, Ltd................................    19,000  182,274
    Chong Hong Construction Co., Ltd.....................   116,941  324,143
    Chroma ATE, Inc......................................    65,560  263,660
    Chun YU Works & Co., Ltd.............................    18,000   12,131
    Chun Yuan Steel......................................   160,570   53,433
    Chung Hsin Electric & Machinery Manufacturing Corp...   194,000  126,103
*   Chung Hung Steel Corp................................   621,212  239,940
    Chung Hwa Pulp Corp..................................   191,629   60,173
    Chunghwa Precision Test Tech Co., Ltd................     2,000   28,484
    Chunghwa Telecom Co., Ltd., Sponsored ADR............     3,011  105,686
    Chunghwa Telecom Co., Ltd............................    82,727  290,205
    Chyang Sheng Dyeing & Finishing Co., Ltd.............    51,000   22,073
    Cleanaway Co., Ltd...................................    45,000  249,413
    Clevo Co.............................................   195,401  188,160
#*  CMC Magnetics Corp...................................   893,101  204,404
    CoAsia Microelectronics Corp.........................    65,094   19,936
    Coland Holdings, Ltd.................................    11,000    9,970
    Compal Electronics, Inc.............................. 1,304,747  782,430
#   Compeq Manufacturing Co., Ltd........................   702,000  483,532
    Compucase Enterprise.................................    31,000   25,021
    Concord Securities Co., Ltd..........................   221,095   53,312
    Concraft Holding Co., Ltd............................    11,000   43,030
    Continental Holdings Corp............................   130,200   62,119
*   Contrel Technology Co., Ltd..........................    40,000   23,058
#   Coremax Corp.........................................    32,772  102,672
    Coretronic Corp......................................   178,000  266,856
    Co-Tech Development Corp.............................   101,253  100,641
    Cowealth Medical Holding Co., Ltd....................    14,000   19,933
    Coxon Precise Industrial Co., Ltd....................    40,000   21,424
#*  CSBC Corp. Taiwan....................................    83,286   71,804

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    CTBC Financial Holding Co., Ltd...................... 1,901,655 $1,294,917
    CTCI Corp............................................   248,444    381,661
    Cub Elecparts, Inc...................................    15,679    143,298
    CviLux Corp..........................................    26,600     21,949
    CX Technology Co., Ltd...............................    16,689     12,387
    CyberPower Systems, Inc..............................    20,000     51,805
    CyberTAN Technology, Inc.............................   152,424     76,245
    Cypress Technology Co., Ltd..........................    17,000     43,803
    DA CIN Construction Co., Ltd.........................    95,000     62,854
    Dadi Early-Childhood Education Group, Ltd............     7,495     50,359
    Da-Li Development Co., Ltd...........................    36,603     37,166
*   Danen Technology Corp................................   121,000     14,077
    Darfon Electronics Corp..............................   104,000    153,627
    Darwin Precisions Corp...............................   146,000     83,130
    Daxin Materials Corp.................................    31,100     97,877
    De Licacy Industrial Co., Ltd........................    61,742     41,317
*   Delpha Construction Co., Ltd.........................    53,320     27,606
    Delta Electronics, Inc...............................    98,699    493,176
    Depo Auto Parts Ind Co., Ltd.........................    58,000    131,199
    Dimerco Express Corp.................................    27,000     17,339
*   D-Link Corp..........................................   313,976    127,121
*   Dynamic Electronics Co., Ltd.........................   134,183     36,964
    Dynapack International Technology Corp...............    57,000     88,031
    E Ink Holdings, Inc..................................   171,000    183,196
    E.Sun Financial Holding Co., Ltd..................... 1,637,200  1,147,518
    Eastern Media International Corp.....................   118,064     51,601
    Eclat Textile Co., Ltd...............................    36,143    415,388
    ECOVE Environment Corp...............................    14,000     81,225
*   Edimax Technology Co., Ltd...........................    52,313     16,102
*   Edison Opto Corp.....................................    40,000     17,688
    Edom Technology Co., Ltd.............................    54,162     23,501
    eGalax_eMPIA Technology, Inc.........................    23,861     32,090
#   Egis Technology, Inc.................................    39,000    262,406
    Elan Microelectronics Corp...........................    82,600    233,020
*   E-Lead Electronic Co., Ltd...........................    42,000     23,639
    E-LIFE MALL Corp.....................................    25,000     52,101
    Elite Advanced Laser Corp............................    93,723    204,660
    Elite Material Co., Ltd..............................   160,162    426,805
    Elite Semiconductor Memory Technology, Inc...........   114,000    122,765
    Elitegroup Computer Systems Co., Ltd.................   157,087     63,882
#   eMemory Technology, Inc..............................    19,000    184,029
    Ennoconn Corp........................................    21,000    175,425
    EnTie Commercial Bank Co., Ltd.......................   165,000     70,815
    Epileds Technologies, Inc............................    29,000     14,412
#   Epistar Corp.........................................   439,743    381,590
    Eson Precision Ind. Co., Ltd.........................    35,000     34,051
    Eternal Materials Co., Ltd...........................   278,993    227,955
*   E-Ton Solar Tech Co., Ltd............................    60,667      9,190
*   Etron Technology, Inc................................   112,000     34,292
    Eurocharm Holdings Co., Ltd..........................    11,000     44,292
    Eva Airways Corp..................................... 1,618,832    791,485
*   Everest Textile Co., Ltd.............................   154,995     57,910
    Evergreen International Storage & Transport Corp.....   209,000     92,191
    Evergreen Marine Corp. Taiwan, Ltd...................   598,836    235,926
    Everlight Chemical Industrial Corp...................   154,155     81,987
    Everlight Electronics Co., Ltd.......................   194,225    194,986
*   Everspring Industry Co., Ltd.........................    35,000     13,588
    Excelsior Medical Co., Ltd...........................    46,172     73,045
    EZconn Corp..........................................    12,000     15,378

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Far Eastern Department Stores, Ltd...................   415,249 $  223,136
    Far Eastern International Bank....................... 1,006,576    346,585
    Far Eastern New Century Corp.........................   536,625    526,721
    Far EasTone Telecommunications Co., Ltd..............   191,000    448,283
    Faraday Technology Corp..............................    62,637     90,678
    Farglory Land Development Co., Ltd...................   182,575    223,219
*   Federal Corp.........................................   173,567     61,610
    Feedback Technology Corp.............................     6,300     15,444
    Feng Hsin Steel Co., Ltd.............................   175,000    333,402
    Feng TAY Enterprise Co., Ltd.........................    44,953    286,491
*   First Copper Technology Co., Ltd.....................    61,000     20,039
    First Financial Holding Co., Ltd..................... 1,583,859  1,056,177
    First Hi-Tec Enterprise Co., Ltd.....................    21,000     28,006
    First Insurance Co., Ltd. (The)......................    35,000     16,762
*   First Steamship Co., Ltd.............................   227,113     79,720
#   FLEXium Interconnect, Inc............................   212,515    530,157
    Flytech Technology Co., Ltd..........................    61,312    146,788
    FocalTech Systems Co., Ltd...........................   111,000     83,437
    Forest Water Environment Engineering Co., Ltd........    11,349     21,591
    Formosa Advanced Technologies Co., Ltd...............    48,000     52,577
    Formosa Chemicals & Fibre Corp.......................   207,821    723,246
    Formosa International Hotels Corp....................    14,246     63,382
    Formosa Laboratories, Inc............................    30,403     39,769
    Formosa Petrochemical Corp...........................    75,000    266,320
    Formosa Plastics Corp................................   114,000    381,502
    Formosa Sumco Technology Corp........................     8,000     33,126
    Formosan Union Chemical..............................   117,426     57,908
    Fortune Electric Co., Ltd............................    22,000     15,707
    Founding Construction & Development Co., Ltd.........    45,208     23,837
    Foxsemicon Integrated Technology, Inc................    39,845    184,888
    Froch Enterprise Co., Ltd............................    89,000     38,322
    Fubon Financial Holding Co., Ltd.....................   942,019  1,381,222
    Fulgent Sun International Holding Co., Ltd...........    47,808     92,775
    Fulltech Fiber Glass Corp............................   120,965     64,010
    Fwusow Industry Co., Ltd.............................    70,321     41,793
    Gallant Precision Machining Co., Ltd.................    65,000     48,976
#   Gamania Digital Entertainment Co., Ltd...............    46,000    116,832
    GEM Services, Inc....................................    22,000     49,722
    Gemtek Technology Corp...............................   153,348    125,229
    General Interface Solution Holding, Ltd..............   121,000    425,184
    General Plastic Industrial Co., Ltd..................    19,114     20,353
    Generalplus Technology, Inc..........................    39,000     44,438
    Genesys Logic, Inc...................................    43,000     49,434
    Genius Electronic Optical Co., Ltd...................    46,000    353,341
*   Genmont Biotech, Inc.................................    23,000     19,774
    Getac Technology Corp................................   182,000    273,765
    Giant Manufacturing Co., Ltd.........................    90,760    455,357
    Giantplus Technology Co., Ltd........................   169,000     53,270
#   Gigabyte Technology Co., Ltd.........................   126,000    168,250
    Gigasolar Materials Corp.............................     3,600     10,302
*   Gigastorage Corp.....................................   155,450     40,206
    Ginko International Co., Ltd.........................    18,000    137,768
    Global Brands Manufacture, Ltd.......................   122,000     52,712
    Global Lighting Technologies, Inc....................    29,000     30,328
    Global Mixed Mode Technology, Inc....................    17,000     36,153
    Global PMX Co., Ltd..................................    15,000     63,848
    Global Unichip Corp..................................    32,000    216,160
    Globalwafers Co., Ltd................................    29,000    286,772
    Globe Union Industrial Corp..........................   129,075     71,207

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Gloria Material Technology Corp......................   194,636 $  118,353
*   GlycoNex, Inc........................................    17,000     13,554
*   Gold Circuit Electronics, Ltd........................   171,000     75,136
#   Goldsun Building Materials Co., Ltd..................   523,624    149,306
    Good Will Instrument Co., Ltd........................    25,000     21,500
    Gourmet Master Co., Ltd..............................    14,026     98,578
    Grand Ocean Retail Group, Ltd........................    40,000     44,993
    Grand Pacific Petrochemical..........................   366,000    300,942
    Grand Plastic Technology Corp........................     8,000     28,956
    GrandTech CG Systems, Inc............................    25,000     33,355
#   Grape King Bio, Ltd..................................    37,000    251,737
    Great China Metal Industry...........................    57,000     46,065
    Great Taipei Gas Co., Ltd............................    41,000     39,239
    Great Wall Enterprise Co., Ltd.......................   382,446    436,146
    Greatek Electronics, Inc.............................   193,000    258,010
*   Green Energy Technology, Inc.........................   111,581     20,451
#   Green Seal Holding, Ltd..............................    29,700     37,045
    GTM Holdings Corp....................................    28,350     17,446
    Hannstar Board Corp..................................   166,096    132,473
*   HannsTouch Solution, Inc.............................   269,465     71,160
    Harvatek Corp........................................    58,239     24,851
    Hey Song Corp........................................   114,500    111,797
    Highwealth Construction Corp.........................   257,478    405,852
    HIM International Music, Inc.........................    19,800     70,678
    Hiroca Holdings, Ltd.................................    21,795     55,014
    Hitron Technology, Inc...............................    87,559     61,566
    Hiwin Technologies Corp..............................    69,247    561,061
    Ho Tung Chemical Corp................................   362,118     76,769
    Hocheng Corp.........................................    66,000     16,895
    Holiday Entertainment Co., Ltd.......................    21,000     44,532
    Holtek Semiconductor, Inc............................    99,000    232,276
    Holy Stone Enterprise Co., Ltd.......................    77,000    290,782
    Hon Hai Precision Industry Co., Ltd..................   882,177  2,044,819
    Hon Hai Precision Industry Co., Ltd., GDR............    25,924    116,793
    Hon Hai Precision Industry Co., Ltd., GDR............     5,616     25,842
    Hong Pu Real Estate Development Co., Ltd.............    94,695     60,953
    Hong YI Fiber Industry Co............................    43,000     24,806
    Horizon Securities Co., Ltd..........................   142,000     28,965
    Hota Industrial Manufacturing Co., Ltd...............    64,047    255,731
#   Hotai Motor Co., Ltd.................................    33,000    319,522
    Hotron Precision Electronic Industrial Co., Ltd......    15,300     21,481
#   Hsin Kuang Steel Co., Ltd............................    87,000     92,186
    Hsin Yung Chien Co., Ltd.............................    15,800     43,095
*   HTC Corp.............................................   180,522    219,831
    Hu Lane Associate, Inc...............................    43,431    127,998
    Hua Nan Financial Holdings Co., Ltd.................. 1,042,897    630,024
    Huaku Development Co., Ltd...........................    87,540    206,112
    Huang Hsiang Construction Corp.......................    72,000     61,428
    Hung Ching Development & Construction Co., Ltd.......    60,000     48,805
    Hung Sheng Construction, Ltd.........................   397,200    367,007
*   Hwa Fong Rubber Industrial Co., Ltd..................    97,304     40,313
    Ibase Technology, Inc................................    47,353     62,944
*   Ichia Technologies, Inc..............................   139,000     62,070
*   I-Chiun Precision Industry Co., Ltd..................    61,000     18,245
*   Ideal Bike Corp......................................    61,572     16,500
    IEI Integration Corp.................................    66,600     77,581
    Innodisk Corp........................................    38,061    133,840
    Innolux Corp......................................... 3,573,685  1,232,396
    Inpaq Technology Co., Ltd............................    27,000     25,934

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES  VALUE>>
                                                          ------- --------
TAIWAN -- (Continued)
    Intai Technology Corp................................  12,000 $ 37,381
    Integrated Service Technology, Inc...................  34,596   47,737
    IntelliEPI, Inc......................................   5,000    8,503
    International CSRC Investment Holdings Co............ 289,635  413,633
    International Games System Co., Ltd..................  36,000  183,436
    Inventec Corp........................................ 706,945  551,964
    Iron Force Industrial Co., Ltd.......................  13,000   36,235
    I-Sheng Electric Wire & Cable Co., Ltd...............  40,000   52,802
    ITE Technology, Inc..................................  20,000   22,093
    ITEQ Corp............................................ 153,835  311,309
    Jarllytec Co., Ltd...................................  26,000   56,877
    Jentech Precision Industrial Co., Ltd................   9,000   25,222
    Jess-Link Products Co., Ltd..........................  45,000   39,217
    Jih Lin Technology Co., Ltd..........................  25,000   56,188
    Jih Sun Financial Holdings Co., Ltd.................. 684,425  202,871
    Johnson Health Tech Co., Ltd.........................  31,959   36,000
    Jourdeness Group, Ltd................................  18,000   68,573
    K Laser Technology, Inc..............................  77,000   32,648
    Kaimei Electronic Corp...............................  18,538   32,372
    Kaori Heat Treatment Co., Ltd........................  47,147   58,517
    Kaulin Manufacturing Co., Ltd........................  34,000   18,255
    KEE TAI Properties Co., Ltd.......................... 186,790   74,546
    Kenda Rubber Industrial Co., Ltd..................... 162,825  159,264
    Kenmec Mechanical Engineering Co., Ltd...............  68,000   22,004
    Kerry TJ Logistics Co., Ltd..........................  61,000   74,705
    Key Ware Electronics Co., Ltd........................  49,793   16,904
#   Kindom Construction Corp............................. 165,000  112,415
    King Chou Marine Technology Co., Ltd.................  39,220   50,840
    King Slide Works Co., Ltd............................   9,000  100,903
    King Yuan Electronics Co., Ltd....................... 805,545  623,988
    Kingcan Holdings, Ltd................................  17,712    9,073
    Kingpak Technology, Inc..............................  10,000   61,461
    King's Town Bank Co., Ltd............................ 361,000  346,568
    King's Town Construction Co., Ltd....................  50,000   44,532
    Kinik Co.............................................  59,000  111,278
*   Kinko Optical Co., Ltd...............................  37,000   36,703
    Kinpo Electronics.................................... 563,000  206,082
    Kinsus Interconnect Technology Corp.................. 118,000  174,224
    KMC Kuei Meng International, Inc.....................  26,581   86,862
    KS Terminals, Inc....................................  47,162   69,128
#   Kung Long Batteries Industrial Co., Ltd..............  31,000  159,201
    Kung Sing Engineering Corp........................... 121,000   33,065
*   Kuo Toong International Co., Ltd.....................  59,103   44,237
    Kuoyang Construction Co., Ltd........................ 169,420   66,011
    Kwong Fong Industries Corp...........................  48,915   22,983
    Kwong Lung Enterprise Co., Ltd.......................  19,000   28,053
    L&K Engineering Co., Ltd.............................  74,000   63,635
    La Kaffa International Co., Ltd......................   5,000   11,469
    LAN FA Textile.......................................  88,922   23,315
    Land Mark Optoelectronics Corp.......................  20,000  174,182
    Lanner Electronics, Inc..............................  45,179   89,086
    Largan Precision Co., Ltd............................   5,000  635,742
    Laser Tek Taiwan Co., Ltd............................  20,000   18,957
    Laster Tech Corp., Ltd...............................  17,000   19,848
*   Leader Electronics, Inc..............................  40,000   10,160
    Lealea Enterprise Co., Ltd........................... 308,933  101,928
    Ledlink Optics, Inc..................................  18,900   16,367
    LEE CHI Enterprises Co., Ltd.........................  96,000   31,094
    Lelon Electronics Corp...............................  40,750   54,328

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Lemtech Holdings Co., Ltd............................    22,000 $  108,092
*   Leofoo Development Co., Ltd..........................    72,917     15,018
    LES Enphants Co., Ltd................................    81,000     24,054
    Lextar Electronics Corp..............................   108,500     62,630
    Li Cheng Enterprise Co., Ltd.........................    55,501     76,542
*   Li Peng Enterprise Co., Ltd..........................   246,366     63,135
    Lian HWA Food Corp...................................    31,240     39,277
    Lida Holdings, Ltd...................................    18,000     35,514
    Lien Hwa Industrial Corp.............................   212,055    209,834
    Lifestyle Global Enterprise, Inc.....................     6,000     23,401
    Lingsen Precision Industries, Ltd....................   142,000     42,649
    Lion Travel Service Co., Ltd.........................    20,000     57,363
    Lite-On Semiconductor Corp...........................   113,448    109,841
    Lite-On Technology Corp..............................   828,164  1,236,652
    Long Bon International Co., Ltd......................   158,875     89,971
#   Long Chen Paper Co., Ltd.............................   244,293    122,722
    Longwell Co..........................................    41,000     60,556
    Lotes Co., Ltd.......................................    33,653    238,787
    Lu Hai Holding Corp..................................     6,599      7,742
    Lumax International Corp., Ltd.......................    35,034     75,401
    Lung Yen Life Service Corp...........................    41,000     78,667
*   LuxNet Corp..........................................    26,066     19,544
    Macauto Industrial Co., Ltd..........................    26,000     74,952
    Machvision, Inc......................................     9,000    124,618
    Macroblock, Inc......................................     8,000     24,019
#   Macronix International...............................   938,974    621,521
    Makalot Industrial Co., Ltd..........................    98,630    618,763
    Marketech International Corp.........................     9,000     15,219
    Materials Analysis Technology, Inc...................    20,355     44,511
    Mayer Steel Pipe Corp................................    29,700     14,031
    MediaTek, Inc........................................    59,048    478,462
    Mega Financial Holding Co., Ltd...................... 1,540,365  1,344,706
    Meiloon Industrial Co................................    29,050     18,838
    Mercuries & Associates Holding, Ltd..................   201,742    114,123
*   Mercuries Life Insurance Co., Ltd....................   508,756    184,740
    Merida Industry Co., Ltd.............................    13,000     64,621
#   Merry Electronics Co., Ltd...........................    83,050    435,707
*   Microbio Co., Ltd....................................   141,881     68,192
    Micro-Star International Co., Ltd....................   263,394    650,307
    Mildef Crete, Inc....................................    20,000     24,546
    MIN AIK Technology Co., Ltd..........................    64,000     32,588
    Mirle Automation Corp................................    87,805    118,370
    MJ International Co., Ltd............................     8,000     14,735
    Mobiletron Electronics Co., Ltd......................    32,600     39,503
    momo.com, Inc........................................     8,000     59,704
*   Motech Industries, Inc...............................   155,752     46,202
    MPI Corp.............................................    31,000     65,252
    Nak Sealing Technologies Corp........................    29,000     66,685
    Namchow Holdings Co., Ltd............................    74,000    135,584
    Nan Kang Rubber Tire Co., Ltd........................   118,183    102,000
    Nan Liu Enterprise Co., Ltd..........................    13,000     67,574
    Nan Ren Lake Leisure Amusement Co., Ltd..............    50,000     12,205
    Nan Ya Plastics Corp.................................   292,187    730,081
    Nang Kuang Pharmaceutical Co., Ltd...................    16,000     15,545
    Nantex Industry Co., Ltd.............................   122,392    117,675
#   Nanya Technology Corp................................   313,110    635,895
    National Aerospace Fasteners Corp....................    10,000     26,223
    National Petroleum Co., Ltd..........................    67,000     88,755
    Nexcom International Co., Ltd........................    20,000     15,665

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Nichidenbo Corp......................................    90,424 $  158,742
    Nien Hsing Textile Co., Ltd..........................    47,654     39,605
    Nien Made Enterprise Co., Ltd........................    23,000    198,208
    Novatek Microelectronics Corp........................   113,000    593,648
    Nuvoton Technology Corp..............................    49,000     75,406
    O-Bank Co., Ltd......................................   114,000     29,122
*   Ocean Plastics Co., Ltd..............................    50,000     42,162
    On-Bright Electronics, Inc...........................    17,160     98,059
    OptoTech Corp........................................   181,183    109,839
    Orient Europharma Co., Ltd...........................     9,000     16,071
*   Orient Semiconductor Electronics, Ltd................   120,605     48,285
    Oriental Union Chemical Corp.........................   330,992    286,860
    O-TA Precision Industry Co., Ltd.....................    27,642     16,719
    Pacific Hospital Supply Co., Ltd.....................    24,000     59,399
    Paiho Shih Holdings Corp.............................    43,124     59,674
#*  Pan Jit International, Inc...........................   158,940    153,990
    Pan-International Industrial Corp....................   197,000    124,232
#   Parade Technologies, Ltd.............................    42,000    697,119
*   Paragon Technologies Co., Ltd........................    20,423     10,481
*   PChome Online, Inc...................................     2,903     12,981
    PCL Technologies, Inc................................    15,180     43,006
    P-Duke Technology Co., Ltd...........................    18,700     48,702
#   Pegatron Corp........................................   695,261  1,187,637
    Pharmally International Holding Co., Ltd.............     9,756     55,702
*   Phihong Technology Co., Ltd..........................   148,272     49,255
    Phison Electronics Corp..............................    73,000    605,662
    Phoenix Tours International, Inc.....................     7,350      8,645
    Pixart Imaging, Inc..................................     7,000     21,399
    Planet Technology Corp...............................    15,000     28,935
    Plotech Co., Ltd.....................................    47,000     26,744
    Polytronics Technology Corp..........................    32,000     59,308
    Posiflex Technology, Inc.............................    29,698    103,712
    Pou Chen Corp........................................ 1,401,528  1,699,760
    Power Wind Health Industry, Inc......................     6,240     34,662
    Powertech Technology, Inc............................   453,900  1,065,575
    Poya International Co., Ltd..........................    15,436    156,756
    President Chain Store Corp...........................    42,768    454,255
    President Securities Corp............................   375,361    162,524
    Primax Electronics, Ltd..............................   210,000    352,114
    Prince Housing & Development Corp....................   525,000    186,011
    Pro Hawk Corp........................................     3,000     13,069
    Promate Electronic Co., Ltd..........................    59,000     55,352
*   Promise Technology, Inc..............................    34,874      9,196
#   Prosperity Dielectrics Co., Ltd......................    46,000     96,976
    Qisda Corp...........................................   715,875    462,192
    QST International Corp...............................    21,000     55,463
    Qualipoly Chemical Corp..............................    43,547     38,137
    Quang Viet Enterprise Co., Ltd.......................    11,000     42,363
    Quanta Computer, Inc.................................   371,007    683,671
    Quintain Steel Co., Ltd..............................    64,842     17,166
    Radiant Opto-Electronics Corp........................   226,782    650,689
*   Radium Life Tech Co., Ltd............................   411,030    191,787
    Rafael Microelectronics, Inc.........................     8,000     39,098
    Realtek Semiconductor Corp...........................    96,098    526,632
    Rechi Precision Co., Ltd.............................   183,185    159,465
    Rexon Industrial Corp., Ltd..........................    17,000     50,190
    Rich Development Co., Ltd............................   222,814     66,167
    RichWave Technology Corp.............................    16,500     27,709
*   Right WAY Industrial Co., Ltd........................    15,000     10,516

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE>>
                                                          --------- --------
TAIWAN -- (Continued)
*   Ritek Corp...........................................   356,606 $129,069
#*  Roo Hsing Co., Ltd...................................   295,000  141,664
*   Rotam Global Agrosciences, Ltd.......................    21,319   13,018
    Ruentex Development Co., Ltd.........................   147,061  225,131
    Ruentex Engineering & Construction Co................    13,000   22,297
    Ruentex Industries, Ltd..............................   162,901  439,747
    Run Long Construction Co., Ltd.......................    75,000  140,038
    Samebest Co., Ltd....................................     5,000   23,519
    Sampo Corp...........................................   139,200   64,822
    San Fang Chemical Industry Co., Ltd..................    60,648   48,065
    San Far Property, Ltd................................    48,100   19,744
    San Shing Fastech Corp...............................    49,565   85,422
    Sanitar Co., Ltd.....................................    16,000   19,153
    Sanyang Motor Co., Ltd...............................   200,900  132,694
    SCI Pharmtech, Inc...................................     9,450   22,977
    Scientech Corp.......................................    18,000   39,903
    SDI Corp.............................................    59,000  146,985
    Senao International Co., Ltd.........................    39,000   44,121
    Senao Networks, Inc..................................    13,000   45,357
    Sercomm Corp.........................................   158,000  334,500
    Sesoda Corp..........................................    72,420   61,768
    Shan-Loong Transportation Co., Ltd...................    35,000   33,480
    Sharehope Medicine Co., Ltd..........................    21,814   19,358
    Sheng Yu Steel Co., Ltd..............................    61,000   38,737
    ShenMao Technology, Inc..............................    44,922   28,478
    Shih Her Technologies, Inc...........................    21,000   23,650
*   Shih Wei Navigation Co., Ltd.........................   139,254   33,206
    Shin Kong Financial Holding Co., Ltd................. 2,232,053  641,147
    Shin Zu Shing Co., Ltd...............................    53,549  157,344
    Shinih Enterprise Co., Ltd...........................    24,000   12,674
*   Shining Building Business Co., Ltd...................   191,168   64,930
    Shinkong Insurance Co., Ltd..........................    84,000   98,109
    Shinkong Synthetic Fibers Corp.......................   499,799  193,899
    Shinkong Textile Co., Ltd............................    59,000   81,382
    Shiny Chemical Industrial Co., Ltd...................    28,000   76,917
    Sigurd Microelectronics Corp.........................   243,000  227,689
    Silergy Corp.........................................     5,000   75,653
    Simplo Technology Co., Ltd...........................    63,600  466,981
    Sinbon Electronics Co., Ltd..........................   120,616  337,660
    Sincere Navigation Corp..............................   129,125   64,499
    Single Well Industrial Corp..........................    15,000    8,214
    Sinher Technology, Inc...............................    33,000   51,736
    Sinmag Equipment Corp................................    16,196   65,598
    Sino-American Silicon Products, Inc..................   263,000  578,617
    Sinon Corp...........................................   181,000   99,589
    SinoPac Financial Holdings Co., Ltd.................. 1,830,308  624,526
    Sinphar Pharmaceutical Co., Ltd......................    34,977   22,892
    Sinyi Realty Co......................................   128,077  130,768
    Sirtec International Co., Ltd........................    60,800   49,443
    Sitronix Technology Corp.............................    64,000  234,418
    Siward Crystal Technology Co., Ltd...................    70,000   40,781
*   Solar Applied Materials Technology Co................    90,800   57,165
    Solteam Electronics Co., Ltd.........................    19,190   16,754
    Sonix Technology Co., Ltd............................    44,000   41,340
    Southeast Cement Co., Ltd............................    33,000   17,644
    Sporton International, Inc...........................    24,213  131,235
    St Shine Optical Co., Ltd............................    13,000  243,896
    Standard Chemical & Pharmaceutical Co., Ltd..........    40,330   41,661
    Standard Foods Corp..................................    63,003  103,146

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Stark Technology, Inc................................    32,800 $   44,128
    Sunjuice Holdings Co., Ltd...........................     4,000     21,087
    Sunny Friend Environmental Technology Co., Ltd.......    18,000    146,507
#   Sunonwealth Electric Machine Industry Co., Ltd.......   107,000    133,246
    Sunrex Technology Corp...............................    43,581     25,196
    Sunspring Metal Corp.................................    47,000     49,552
#   Supreme Electronics Co., Ltd.........................   239,305    231,064
    Swancor Holding Co., Ltd.............................    11,000     32,713
    Sweeten Real Estate Development Co., Ltd.............    23,805     16,769
    Syncmold Enterprise Corp.............................    49,750    113,338
    Synmosa Biopharma Corp...............................    25,299     22,949
    Synnex Technology International Corp.................   284,810    355,895
    Sysage Technology Co., Ltd...........................    16,008     16,193
*   Sysgration...........................................    29,009      6,011
    Systex Corp..........................................    42,000     88,916
    T3EX Global Holdings Corp............................    39,000     32,101
#   TA Chen Stainless Pipe...............................   407,587    593,350
    Ta Liang Technology Co., Ltd.........................    23,000     30,244
#   Ta Ya Electric Wire & Cable..........................   250,000     84,307
    Ta Yih Industrial Co., Ltd...........................    16,000     27,713
#   TA-I Technology Co., Ltd.............................    54,752     96,481
*   Tai Tung Communication Co., Ltd......................    38,000     23,787
    Taichung Commercial Bank Co., Ltd....................   974,298    334,974
    TaiDoc Technology Corp...............................    31,323    189,762
    Taiflex Scientific Co., Ltd..........................    83,640    101,274
*   TaiMed Biologics, Inc................................     5,000     28,196
    Taimide Tech, Inc....................................    44,050     70,545
    Tainan Enterprises Co., Ltd..........................    37,000     21,567
    Tainan Spinning Co., Ltd.............................   507,171    200,285
*   Tainergy Tech Co., Ltd...............................    85,000     14,843
    Taishin Financial Holding Co., Ltd................... 1,618,541    721,906
    Taisun Enterprise Co., Ltd...........................    45,601     26,576
*   Taita Chemical Co., Ltd..............................   107,424     35,325
    Taiwan Business Bank................................. 1,181,342    428,981
    Taiwan Cement Corp...................................   914,404  1,133,312
    Taiwan Chinsan Electronic Industrial Co., Ltd........    36,238     44,401
#   Taiwan Cogeneration Corp.............................   132,993    111,506
    Taiwan Cooperative Financial Holding Co., Ltd........ 1,340,099    812,786
    Taiwan FamilyMart Co., Ltd...........................     6,000     44,996
    Taiwan Fire & Marine Insurance Co., Ltd..............    50,040     32,221
    Taiwan FU Hsing Industrial Co., Ltd..................    64,000     73,613
    Taiwan Glass Industry Corp...........................   349,672    150,418
    Taiwan High Speed Rail Corp..........................   133,000    136,171
    Taiwan Hon Chuan Enterprise Co., Ltd.................   160,421    261,766
    Taiwan Hopax Chemicals Manufacturing Co., Ltd........    85,000     52,471
*   Taiwan Land Development Corp.........................   333,640     89,829
*   Taiwan Line Tek Electronic...........................    11,337     10,160
    Taiwan Mobile Co., Ltd...............................    55,800    199,401
    Taiwan Navigation Co., Ltd...........................    73,000     42,316
    Taiwan Paiho, Ltd....................................   131,892    301,568
    Taiwan PCB Techvest Co., Ltd.........................   140,800    141,061
*   Taiwan Prosperity Chemical Corp......................    79,000     58,466
    Taiwan Pulp & Paper Corp.............................    78,280     48,516
    Taiwan Sakura Corp...................................    46,512     57,915
    Taiwan Sanyo Electric Co., Ltd.......................    12,750      9,649
    Taiwan Secom Co., Ltd................................    44,330    125,158
#   Taiwan Semiconductor Co., Ltd........................   108,000    202,659
    Taiwan Semiconductor Manufacturing Co., Ltd.,
      Sponsored ADR......................................   126,694  4,766,228
    Taiwan Semiconductor Manufacturing Co., Ltd..........   507,465  3,764,357

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Taiwan Shin Kong Security Co., Ltd...................    63,630 $   78,958
    Taiwan Steel Union Co., Ltd..........................     6,000     19,564
    Taiwan Styrene Monomer...............................   280,833    223,204
    Taiwan Surface Mounting Technology Corp..............   125,867    192,180
    Taiwan TEA Corp......................................   287,704    148,939
#   Taiwan Union Technology Corp.........................   101,000    319,541
    Taiyen Biotech Co., Ltd..............................    48,000     48,190
    TCI Co., Ltd.........................................    19,948    293,121
    Te Chang Construction Co., Ltd.......................    23,562     21,512
#   Teco Electric and Machinery Co., Ltd.................   509,000    310,607
    Tehmag Foods Corp....................................    10,500     68,822
    Test Research, Inc...................................    99,532    159,278
    Test-Rite International Co., Ltd.....................   119,389     87,682
*   Tex-Ray Industrial Co., Ltd..........................    59,000     18,041
    Thinking Electronic Industrial Co., Ltd..............    44,000    113,667
    Thye Ming Industrial Co., Ltd........................    65,850     68,744
    T-Mac Techvest PCB Co., Ltd..........................    42,000     21,188
    Ton Yi Industrial Corp...............................   291,200    123,749
    Tong Hsing Electronic Industries, Ltd................    43,000    158,041
#   Tong Yang Industry Co., Ltd..........................   219,041    280,630
*   Tong-Tai Machine & Tool Co., Ltd.....................    76,160     44,824
    TOPBI International Holdings, Ltd....................    32,713     86,110
    Topco Scientific Co., Ltd............................    48,945    114,570
    Topco Technologies Corp..............................    10,000     22,218
    Topkey Corp..........................................    27,000    119,239
    Topoint Technology Co., Ltd..........................    67,044     40,533
    Toung Loong Textile Manufacturing....................    40,000     49,738
#   TPK Holding Co., Ltd.................................   223,000    376,573
    Transcend Information, Inc...........................    64,483    140,476
    Tripod Technology Corp...............................   193,970    521,857
    Tsang Yow Industrial Co., Ltd........................    31,000     18,680
    Tsann Kuen Enterprise Co., Ltd.......................    29,913     19,966
    TSC Auto ID Technology Co., Ltd......................    13,300    103,992
*   TSEC Corp............................................   137,372     29,371
#   TSRC Corp............................................   182,717    167,791
    Ttet Union Corp......................................    15,000     48,960
    TTFB Co., Ltd........................................     6,000     47,026
    TTY Biopharm Co., Ltd................................   116,267    305,313
    Tung Ho Steel Enterprise Corp........................   307,254    198,137
    Tung Thih Electronic Co., Ltd........................    14,492     30,552
    TURVO International Co., Ltd.........................    29,135     70,568
*   TWi Pharmaceuticals, Inc.............................    16,000     31,729
    TXC Corp.............................................   118,411    131,274
    TYC Brother Industrial Co., Ltd......................   111,000     87,879
*   Tycoons Group Enterprise.............................   152,401     34,421
    Tyntek Corp..........................................   103,167     58,819
    UDE Corp.............................................    36,000     31,778
    Ultra Chip, Inc......................................    58,000     71,279
    U-Ming Marine Transport Corp.........................   169,000    168,884
    Unimicron Technology Corp............................   558,356    417,739
    Union Bank Of Taiwan.................................   360,606    117,542
    Uni-President Enterprises Corp.......................   395,948    938,274
#   Unitech Printed Circuit Board Corp...................   364,321    183,906
    United Integrated Services Co., Ltd..................    68,000    210,222
#   United Microelectronics Corp......................... 4,748,453  1,813,518
    United Orthopedic Corp...............................    24,924     35,749
    United Radiant Technology............................    28,000     17,267
*   United Renewable Energy Co., Ltd.....................   823,613    224,809
*   Unity Opto Technology Co., Ltd.......................   115,929     32,909

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE>>
                                                          --------- ----------
TAIWAN -- (Continued)
    Universal Cement Corp................................   169,340 $  106,886
*   Universal Microelectronics Co., Ltd..................    22,000     17,210
    Universal Microwave Technology, Inc..................    21,916     57,509
*   Unizyx Holding Corp..................................   133,000     59,565
    UPC Technology Corp..................................   353,654    142,938
    Userjoy Technology Co., Ltd..........................    10,452     21,841
    USI Corp.............................................   465,861    182,366
    Usun Technology Co., Ltd.............................    15,400     17,286
    Utechzone Co., Ltd...................................    22,000     45,705
    Vanguard International Semiconductor Corp............   261,000    579,251
    VHQ Media Holdings, Ltd..............................    10,000     54,313
#   Visual Photonics Epitaxy Co., Ltd....................    89,475    201,650
    Vivotek, Inc.........................................    21,700     72,525
    Voltronic Power Technology Corp......................     2,100     36,267
    Wafer Works Corp.....................................   120,593    137,728
    Waffer Technology Co., Ltd...........................    16,000      9,268
*   Wah Hong Industrial Corp.............................     3,423      2,151
    Wah Lee Industrial Corp..............................    62,000    101,924
    Walsin Lihwa Corp.................................... 1,212,000    703,069
#   Walsin Technology Corp...............................    18,000    104,148
    Walton Advanced Engineering, Inc.....................   166,385     61,297
    Wan Hai Lines, Ltd...................................   271,557    140,069
    Waterland Financial Holdings Co., Ltd................ 1,091,220    353,641
*   Wei Chuan Foods Corp.................................    44,000     30,593
    Weikeng Industrial Co., Ltd..........................    98,907     62,546
    Well Shin Technology Co., Ltd........................    44,000     74,806
    Weltrend Semiconductor...............................    17,000     13,511
#   Win Semiconductors Corp..............................   121,868    621,556
#   Winbond Electronics Corp............................. 2,075,117  1,029,247
    Winstek Semiconductor Co., Ltd.......................    31,000     23,546
    Wintek Corp..........................................   312,087      3,485
    Wisdom Marine Lines Co., Ltd.........................   127,052    121,151
    Wisechip Semiconductor, Inc..........................     7,000     10,370
    Wistron Corp.........................................   876,506    614,297
    Wistron NeWeb Corp...................................   165,113    409,517
    Wonderful Hi-Tech Co., Ltd...........................    21,000     12,807
    Wowprime Corp........................................    45,000    119,589
    WPG Holdings, Ltd....................................   385,756    494,548
    WT Microelectronics Co., Ltd.........................   220,836    295,967
    XAC Automation Corp..................................    13,000     10,280
    XPEC Entertainment, Inc..............................     5,612        453
    Xxentria Technology Materials Corp...................    48,306    114,848
#   Yageo Corp...........................................   129,261  1,413,388
*   Yang Ming Marine Transport Corp......................   474,428    139,351
    YC Co., Ltd..........................................   148,946     65,662
    YC INOX Co., Ltd.....................................   112,200     92,269
    Yea Shin International Development Co., Ltd..........    84,533     44,295
    Yeong Guan Energy Technology Group Co., Ltd..........    37,432     81,222
    YFC-Boneagle Electric Co., Ltd.......................    45,000     39,536
    YFY, Inc.............................................   528,000    199,880
    Yi Jinn Industrial Co., Ltd..........................   114,700     48,547
    Yieh Phui Enterprise Co., Ltd........................   431,380    141,656
    Yonyu Plastics Co., Ltd..............................    36,400     43,169
    Youngtek Electronics Corp............................    51,120     70,782
    Yuanta Financial Holding Co., Ltd.................... 1,869,991  1,046,271
    Yuanta Futures Co., Ltd..............................    29,000     42,714
    Yuen Chang Stainless Steel Co., Ltd..................    27,000     21,009
    Yulon Finance Corp...................................    66,000    218,615
    Yulon Motor Co., Ltd.................................   396,223    238,518

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE>>
                                                          --------- ------------
TAIWAN -- (Continued)
    Yung Chi Paint & Varnish Manufacturing Co., Ltd......    32,000 $     75,652
    Yungshin Construction & Development Co., Ltd.........    24,000       25,159
    YungShin Global Holding Corp.........................    53,950       70,859
    Yungtay Engineering Co., Ltd.........................   126,000      246,427
    Zeng Hsing Industrial Co., Ltd.......................    31,423      143,336
    Zenitron Corp........................................    87,000       61,452
    Zero One Technology Co., Ltd.........................    33,000       22,100
    Zhen Ding Technology Holding, Ltd....................   320,650      842,692
    Zig Sheng Industrial Co., Ltd........................   200,543       59,687
    Zinwell Corp.........................................   106,000       70,283
    Zippy Technology Corp................................    50,000       54,094
    ZongTai Real Estate Development Co., Ltd.............    83,477       51,715
                                                                    ------------
TOTAL TAIWAN.............................................            134,969,345
                                                                    ------------
THAILAND -- (0.8%)
    Advanced Info Service PCL............................    41,700      238,248
    Advanced Information Technology PCL..................    27,600       17,845
    AEON Thana Sinsap Thailand PCL.......................    40,300      228,314
    Airports of Thailand PCL.............................   211,000      466,000
    AJ Plast PCL.........................................    42,900       11,122
    Amata Corp. PCL......................................    55,400       39,898
    Ananda Development PCL...............................   520,700       59,332
    AP Thailand PCL......................................   542,404      121,528
    Asia Aviation PCL....................................   627,800       86,004
    Asia Plus Group Holdings PCL.........................   518,200       55,399
    Asia Sermkij Leasing PCL.............................    53,000       41,562
    Asian Insulators PCL.................................   416,640        3,101
    B Grimm Power PCL....................................    54,600       51,992
    Bangchak Corp. PCL...................................   238,100      245,778
    Bangkok Aviation Fuel Services PCL...................   105,350      112,962
    Bangkok Bank PCL.....................................    26,400      186,746
    Bangkok Chain Hospital PCL...........................   361,975      188,852
    Bangkok Dusit Medical Services PCL, Class F..........   257,400      194,435
    Bangkok Expressway & Metro PCL....................... 1,166,202      388,205
    Bangkok Land PCL..................................... 4,276,400      229,954
    Bangkok Life Assurance PCL...........................    78,400       69,009
    Bangkok Ranch PCL....................................   202,500       27,093
    Banpu PCL............................................   465,300      247,227
    Banpu PCL............................................   204,750      108,789
    Banpu Power PCL......................................    63,900       47,042
    BCPG PCL.............................................   125,800       67,646
    Beauty Community PCL.................................   464,800      115,298
*   BEC World PCL........................................   729,900      127,325
    Berli Jucker PCL.....................................   200,900      313,479
    Better World Green PCL...............................   408,300       16,205
    Big Camera Corp. PCL.................................   977,700       43,811
*   BJC Heavy Industries PCL.............................   114,800        7,055
    BTS Group Holdings PCL...............................   174,100       55,725
    Bumrungrad Hospital PCL..............................    20,000      119,069
    Buriram Sugar PCL....................................   123,700       24,944
    Cal-Comp Electronics Thailand PCL....................   604,518       32,894
    Carabao Group PCL, Class F...........................    35,800       44,116
    Central Pattana PCL..................................   136,400      348,176
    Central Plaza Hotel PCL..............................   177,700      244,574
    CH Karnchang PCL.....................................    53,300       43,930
    Charoen Pokphand Foods PCL...........................   772,700      673,956
    Christiani & Nielsen Thai............................    85,000        5,822
    Chularat Hospital PCL................................ 1,240,700       81,012
    CK Power PCL.........................................   411,300       63,454

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE>>
                                                          --------- --------
THAILAND -- (Continued)
    Com7 PCL.............................................   114,200 $ 55,560
*   Country Group Development PCL........................   645,200   26,640
    CP ALL PCL...........................................   189,700  472,087
    Delta Electronics Thailand PCL.......................    70,200  156,162
    Dhipaya Insurance PCL................................   144,400  105,842
    Diamond Building Products PCL........................     8,300    1,461
    Dynasty Ceramic PCL.................................. 1,165,400   78,334
    Eastern Polymer Group PCL, Class F...................   155,800   37,401
    Eastern Printing PCL.................................   214,032   20,552
    Eastern Water Resources Development and Management
      PCL, Class F.......................................   230,000   79,507
    Electricity Generating PCL...........................    22,300  187,008
    Energy Absolute PCL..................................   142,800  217,108
*   Energy Earth PCL.....................................   301,400    2,641
    Erawan Group PCL (The)...............................   739,500  171,605
    Esso Thailand PCL....................................   531,600  185,467
    Forth Corp. PCL......................................   142,300   29,378
    Forth Smart Service PCL..............................   124,000   28,775
    GFPT PCL.............................................   173,500   80,523
    Global Green Chemicals PCL, Class F..................    90,900   30,841
    Global Power Synergy PCL.............................    53,100  106,650
    Glow Energy PCL......................................    68,800  203,146
    Golden Land Property Development PCL.................   147,900   34,794
*   Group Lease PCL......................................    13,500    3,586
    Gunkul Engineering PCL...............................   364,700   36,420
    Hana Microelectronics PCL............................   147,000  162,327
    Home Product Center PCL..............................   427,858  213,638
    Ichitan Group PCL....................................    66,800    7,312
    Indorama Ventures PCL................................   343,300  527,435
*   Inter Far East Energy Corp...........................   371,200    6,907
    Interhides PCL.......................................    54,000   14,346
    Interlink Communication PCL..........................    43,050    6,504
    Intouch Holdings PCL.................................    14,000   24,310
    IRPC PCL............................................. 3,608,100  664,050
*   Italian-Thai Development PCL.........................   894,554   73,299
    Jasmine International PCL............................ 1,777,700  290,190
    Jay Mart PCL.........................................   176,866   36,231
    JWD Infologistics PCL................................   211,000   51,328
    Kang Yong Electric PCL...............................       100    1,258
    Karmarts PCL.........................................    66,300    8,064
    Kasikornbank PCL.....................................    27,200  175,863
    Kasikornbank PCL.....................................    76,200  487,797
    KCE Electronics PCL..................................   203,100  170,645
    KGI Securities Thailand PCL..........................   522,600   77,949
    Khon Kaen Sugar Industry PCL.........................   598,884   60,957
    Kiatnakin Bank PCL...................................    98,400  215,745
    Krung Thai Bank PCL..................................   558,775  354,125
    Krungthai Card PCL...................................   384,000  362,583
    Lam Soon Thailand PCL................................    77,800   10,509
    Land & Houses PCL....................................   260,000   89,045
    Lanna Resources PCL..................................   105,750   41,633
    LH Financial Group PCL............................... 1,661,800   76,062
    Loxley PCL...........................................   518,575   30,707
    LPN Development PCL..................................   304,200   68,644
    Major Cineplex Group PCL.............................   234,800  177,364
    Malee Group PCL......................................    33,600   10,324
    Maybank Kim Eng Securities Thailand PCL..............    23,100    7,763
    MBK PCL..............................................   218,600  137,839
    MC Group PCL.........................................   137,700   43,854
*   MCOT PCL.............................................    60,600   17,554

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
THAILAND -- (Continued)
    MCS Steel PCL........................................   132,000 $   29,364
    Mega Lifesciences PCL................................   152,400    159,754
    Minor International PCL..............................   116,856    144,936
    MK Restaurants Group PCL.............................    65,900    157,671
    Mono Technology PCL..................................   699,300     44,542
    Muangthai Capital PCL................................    68,900    104,753
    Namyong Terminal PCL.................................    52,000      8,572
    Origin Property PCL, Class F.........................   344,100     81,502
    PCS Machine Group Holding PCL........................    41,000      9,317
    Plan B Media Pcl, Class F............................   230,500     45,742
    Platinum Group PCL (The).............................    28,600      6,728
    Polyplex Thailand PCL................................   146,200     65,045
*   Precious Shipping PCL................................   165,000     43,306
    Premier Marketing PCL................................   112,400     31,839
*   Principal Capital PCL................................   136,700     19,427
    Property Perfect PCL................................. 1,518,700     37,430
    Pruksa Holding PCL...................................   307,700    175,308
    PTG Energy PCL.......................................   449,700    149,696
    PTT Exploration & Production PCL.....................   233,985    921,186
    PTT Global Chemical PCL..............................   218,945    476,539
    PTT PCL..............................................   189,000    293,398
    PTT PCL.............................................. 1,631,640  2,545,969
    Pylon PCL............................................    76,800     15,978
    Quality Houses PCL................................... 2,019,109    191,296
    Raimon Land PCL......................................   859,600     36,318
    Rajthanee Hospital PCL...............................    17,500     10,643
    Ratchaburi Electricity Generating Holding PCL........    47,699     84,734
    Ratchaburi Electricity Generating Holding PCL........    12,000     21,317
    Ratchthani Leasing PCL...............................   614,800    136,764
    Regional Container Lines PCL.........................   173,100     26,373
    Robinson PCL.........................................    26,600     57,896
    Rojana Industrial Park PCL...........................   383,190     65,005
    RS PCL...............................................   136,700     69,570
    S 11 Group PCL.......................................    82,600     18,639
    Samart Corp. PCL.....................................   115,700     24,812
*   Samart Digital Public Co., Ltd.......................   467,600      5,538
    Samart Telcoms PCL...................................   110,000     24,294
    Sansiri PCL.......................................... 2,954,733    127,675
    Sappe PCL............................................    97,100     55,011
    SC Asset Corp. PCL...................................   641,562     59,551
    Scan Inter PCL.......................................    91,000     12,059
    SEAFCO PCL...........................................   140,000     36,969
    Siam Cement PCL (The)................................    11,400    170,767
    Siam City Cement PCL.................................    25,135    186,647
    Siam Commercial Bank PCL (The).......................    30,100    128,136
    Siam Commercial Bank PCL (The).......................    69,600    297,403
    Siam Future Development PCL..........................   313,760     77,831
    Siam Global House PCL................................   196,457    117,588
    Siam Wellness Group Pcl..............................    37,400     16,879
    Siamgas & Petrochemicals PCL.........................   488,800    164,276
*   Singha Estate PCL....................................   522,564     56,534
    SNC Former PCL.......................................     8,800      3,972
    Somboon Advance Technology PCL.......................    95,050     57,196
    SPCG PCL.............................................   257,400    156,537
    Sri Ayudhya Capital PCL..............................     6,800      8,761
    Sri Trang Agro-Industry PCL..........................   126,360     61,476
    Sri Trang Agro-Industry PCL..........................   210,920    102,616
    Sriracha Construction PCL............................    26,800      9,607
    Srisawad Corp. PCL...................................   192,100    299,748

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
THAILAND -- (Continued)
    Srithai Superware PCL................................   372,000 $    14,169
    Star Petroleum Refining PCL..........................   970,500     338,592
*   STP & I PCL..........................................   269,720      38,504
    Supalai PCL..........................................   392,475     242,451
*   Super Energy Corp. PCL............................... 6,738,100     125,089
    SVI PCL..............................................   167,500      28,147
    Synnex Thailand PCL..................................    79,800      33,460
    Syntec Construction PCL..............................   228,200      21,474
    Taokaenoi Food & Marketing PCL, Class F..............   221,700      67,413
    Tapaco PCL...........................................    26,500       6,574
*   Tata Steel Thailand PCL.............................. 1,030,600      24,740
*   Thai Airways International PCL.......................   358,500     152,614
*   Thai Airways International PCL.......................    60,600      25,798
    Thai Metal Trade PCL.................................    93,800      39,631
    Thai Oil PCL.........................................   426,800     983,583
    Thai Reinsurance PCL.................................   426,400      11,601
    Thai Solar Energy PCL................................   141,330      12,666
    Thai Stanley Electric PCL, Class F...................     9,600      68,829
    Thai Union Group PCL, Class F........................   173,140     103,632
    Thai Vegetable Oil PCL...............................   182,900     169,772
    Thai Wah PCL.........................................   109,900      28,141
    Thaicom PCL..........................................    80,600      20,510
    Thaicom PCL..........................................   109,200      27,787
    Thaifoods Group PCL..................................   383,800      41,522
    Thaire Life Assurance PCL............................   112,800      24,912
    Thanachart Capital PCL...............................   215,300     370,405
    Thitikorn PCL........................................    40,900      12,568
    Thoresen Thai Agencies PCL...........................   334,851      55,197
    Tipco Asphalt PCL....................................   230,300     106,148
    TIPCO Foods PCL......................................    85,900      21,583
    Tisco Financial Group PCL............................   111,900     296,382
    TMB Bank PCL......................................... 3,171,300     223,313
    Total Access Communication PCL.......................   235,300     361,508
    Total Access Communication PCL.......................    46,900      72,056
    TPI Polene PCL....................................... 2,028,000     138,911
    TPI Polene Power PCL.................................   117,800      24,131
    TRC Construction PCL.................................   508,515       6,999
    True Corp. PCL....................................... 1,874,142     305,933
    True Corp. PCL.......................................   999,565     163,168
*   TTCL PCL.............................................    19,363       4,524
    TTW PCL..............................................   346,900     141,014
*   U City PCL, Class F..................................   547,900      43,141
    Unique Engineering & Construction PCL................   219,345      72,313
    United Paper PCL.....................................   133,000      45,550
    Univanich Palm Oil PCL...............................    44,900       7,617
    Univentures PCL......................................   358,800      81,539
    Vanachai Group PCL...................................   244,900      39,977
    VGI Global Media PCL.................................   203,700      50,530
    Vibhavadi Medical Center PCL......................... 1,436,000      93,765
    Vinythai PCL.........................................    32,400      25,304
    Vinythai PCL.........................................   124,200      96,999
    WHA Corp. PCL........................................   437,100      61,558
    WHA Utilities and Power PCL..........................   201,100      38,942
    Workpoint Entertainment PCL..........................   123,000      98,424
                                                                    -----------
TOTAL THAILAND...........................................            27,210,127
                                                                    -----------
TURKEY -- (0.3%)
    Adana Cimento Sanayii TAS, Class A...................    20,624      24,312
    Akbank Turk A.S......................................   341,724     469,292

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
TURKEY -- (Continued)
    Akcansa Cimento A.S..................................  35,588 $ 55,457
    Aksa Akrilik Kimya Sanayii A.S.......................  43,895   73,707
*   Aksa Enerji Uretim A.S...............................  47,841   27,944
    Aksigorta A.S........................................  43,619   32,805
    Alarko Holding A.S...................................  67,321   33,530
    Albaraka Turk Katilim Bankasi A.S.................... 159,141   39,146
    Alkim Alkali Kimya A.S...............................   4,271   19,967
    Anadolu Anonim Turk Sigorta Sirketi..................  54,184   45,131
    Anadolu Cam Sanayii A.S..............................  99,848   56,473
    Anadolu Efes Biracilik Ve Malt Sanayii A.S...........  40,094  171,242
    Anadolu Hayat Emeklilik A.S..........................  18,435   20,757
    Arcelik A.S..........................................  46,518  166,896
    Aselsan Elektronik Sanayi Ve Ticaret A.S.............   7,370   36,678
    Aygaz A.S............................................  16,478   38,866
*   Bera Holding A.S.....................................  57,576   23,411
*   Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S....  44,015   14,165
    BIM Birlesik Magazalar A.S...........................  14,492  253,240
    Bolu Cimento Sanayii A.S.............................  27,500   18,811
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S........  20,919   34,855
*   Boyner Perakende Ve Tekstil Yatirimlari A.S..........  17,656   16,442
    Bursa Cimento Fabrikasi A.S..........................  21,402   19,824
    Cemtas Celik Makina Sanayi Ve Ticaret A.S............  30,838   35,824
    Cimsa Cimento Sanayi VE Ticaret A.S..................  25,331   39,952
    Coca-Cola Icecek A.S.................................  36,806  235,489
*   Dogan Sirketler Grubu Holding A.S.................... 585,641  128,021
    Dogus Otomotiv Servis ve Ticaret A.S.................  28,345   26,617
    EGE Endustri VE Ticaret A.S..........................     615   46,406
    ENERJISA ENERJI AS...................................  40,149   43,563
    Enka Insaat ve Sanayi A.S............................  42,234   40,418
    Erbosan Erciyas Boru Sanayii ve Ticaret A.S..........   2,159   25,519
    Eregli Demir ve Celik Fabrikalari TAS................ 297,778  489,082
*   Fenerbahce Futbol A.S................................  11,697   17,711
    Ford Otomotiv Sanayi A.S.............................   9,472  109,914
*   Global Yatirim Holding A.S...........................  55,198   37,013
    Goodyear Lastikleri TAS..............................  57,623   40,617
*   GSD Holding AS.......................................  90,000   14,992
*   Gubre Fabrikalari TAS................................  15,038    9,318
*   Hektas Ticaret TAS...................................  18,329   37,360
*   Ihlas Holding A.S.................................... 420,638   26,842
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class A............................................  91,735   39,984
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class B............................................  53,420   23,223
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class D............................................ 134,706   68,405
*   Karsan Otomotiv Sanayii Ve Ticaret A.S...............  93,429   26,485
    KOC Holding A.S......................................  70,077  234,975
    Konya Cimento Sanayii A.S............................      12      436
    Kordsa Teknik Tekstil A.S............................  34,473   59,122
*   Koza Altin Isletmeleri A.S...........................   8,332   86,524
*   Logo Yazilim Sanayi Ve Ticaret A.S...................  12,045   75,961
*   Migros Ticaret A.S...................................  21,932   72,245
*   Netas Telekomunikasyon A.S...........................  19,492   30,046
    Nuh Cimento Sanayi A.S...............................  18,387   25,201
*   Pegasus Hava Tasimaciligi A.S........................  26,634  156,141
    Petkim Petrokimya Holding A.S........................ 166,849  186,413
    Polisan Holding A.S..................................   8,489   10,731
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...  60,685   40,406
*   Sasa Polyester Sanayi A.S............................   8,434   14,153
*   Sekerbank Turk AS.................................... 197,155   46,197
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.............  53,945   34,580
    Soda Sanayii A.S.....................................  99,082  137,652

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
TURKEY -- (Continued)
    Tat Gida Sanayi A.S..................................  26,900 $    23,180
    TAV Havalimanlari Holding A.S........................  65,370     352,981
    Tekfen Holding A.S................................... 108,194     516,087
    Tofas Turk Otomobil Fabrikasi A.S....................  25,431     103,704
    Trakya Cam Sanayii A.S............................... 209,372     147,174
    Tupras Turkiye Petrol Rafinerileri A.S...............  10,977     295,343
*   Turk Hava Yollari AO................................. 226,248     673,982
*   Turk Telekomunikasyon A.S............................  66,604      65,055
    Turk Traktor ve Ziraat Makineleri A.S................   4,531      33,745
    Turkcell Iletisim Hizmetleri A.S..................... 196,131     550,719
    Turkcell Iletisim Hizmetleri A.S., ADR...............   9,157      63,641
    Turkiye Garanti Bankasi A.S.......................... 241,452     423,615
    Turkiye Halk Bankasi A.S............................. 132,123     194,778
    Turkiye Is Bankasi, Class C.......................... 243,241     267,696
    Turkiye Sinai Kalkinma Bankasi A.S................... 565,443      93,075
    Turkiye Sise ve Cam Fabrikalari A.S..................  12,313      16,203
    Turkiye Vakiflar Bankasi TAO, Class D................ 177,475     164,477
    Ulker Biskuvi Sanayi A.S............................. 139,080     496,235
*   Vestel Elektronik Sanayi ve Ticaret A.S..............  37,710      49,642
*   Yapi ve Kredi Bankasi A.S............................ 237,545      89,762
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S..........  87,870      84,188
*   Zorlu Enerji Elektrik Uretim A.S..................... 158,755      45,108
                                                                  -----------
TOTAL TURKEY.............................................           9,216,879
                                                                  -----------
UNITED KINGDOM -- (11.5%)
    4imprint Group P.L.C.................................     532      13,859
    888 Holdings P.L.C................................... 120,773     266,140
    A.G. Barr P.L.C......................................  56,592     559,872
    AA P.L.C............................................. 206,663     225,970
*   Acacia Mining P.L.C.................................. 118,075     303,104
    Admiral Group P.L.C..................................  33,621     914,224
    Aggreko P.L.C........................................ 141,251   1,287,048
    Air Partner P.L.C....................................  15,229      17,944
    Anglo American P.L.C................................. 444,183  11,351,441
    Anglo-Eastern Plantations P.L.C......................     542       3,957
    Antofagasta P.L.C.................................... 116,488   1,331,682
    Arrow Global Group P.L.C.............................  88,475     225,247
    Ashmore Group P.L.C.................................. 156,032     828,195
    Ashtead Group P.L.C.................................. 118,226   2,998,798
*   ASOS P.L.C...........................................   7,912     343,094
    Associated British Foods P.L.C.......................  59,383   1,863,654
    AstraZeneca P.L.C., Sponsored ADR.................... 109,044   3,988,830
    AstraZeneca P.L.C....................................   1,641     118,877
    Auto Trader Group P.L.C.............................. 368,944   2,214,162
    AVEVA Group P.L.C....................................   3,463     123,788
    Aviva P.L.C.......................................... 665,747   3,620,737
    Avon Rubber P.L.C....................................   4,772      75,558
    B&M European Value Retail SA......................... 442,386   1,883,717
    Babcock International Group P.L.C.................... 172,093   1,198,641
    BAE Systems P.L.C.................................... 298,043   2,005,046
    Balfour Beatty P.L.C................................. 187,423     674,274
    Bank of Georgia Group P.L.C..........................  19,100     383,682
    Barclays P.L.C., Sponsored ADR....................... 223,658   1,869,781
    Barclays P.L.C....................................... 709,856   1,479,590
    Barratt Developments P.L.C........................... 313,080   2,214,454
    BBA Aviation P.L.C................................... 277,237     860,396
    Beazley P.L.C........................................ 183,753   1,192,585
    Bellway P.L.C........................................  87,934   3,270,466
    Berkeley Group Holdings P.L.C. (The).................  62,800   3,092,054

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    BHP Group P.L.C., ADR................................    75,383 $ 3,390,727
    BHP Group P.L.C......................................   133,997   2,993,854
    Bloomsbury Publishing P.L.C..........................     5,758      16,590
    Bodycote P.L.C.......................................   123,910   1,237,989
    Bovis Homes Group P.L.C..............................    45,901     610,313
    BP P.L.C., Sponsored ADR.............................   513,940  21,133,216
    BP P.L.C.............................................     1,306       8,921
    Braemar Shipping Services P.L.C......................     3,998      10,755
    Brewin Dolphin Holdings P.L.C........................   189,791     745,530
    British American Tobacco P.L.C., Sponsored ADR.......    33,528   1,182,868
    British American Tobacco P.L.C.......................   139,701   4,924,465
    Britvic P.L.C........................................   103,017   1,189,944
    BT Group P.L.C., Sponsored ADR.......................    35,000     534,100
    BT Group P.L.C.......................................   591,902   1,804,946
*   BTG P.L.C............................................    35,545     388,180
    Bunzl P.L.C..........................................    37,449   1,180,846
    Burberry Group P.L.C.................................    60,755   1,436,184
*   Capita P.L.C.........................................   250,628     382,007
    Capital & Counties Properties P.L.C..................   188,277     616,535
*   Carclo P.L.C.........................................    13,633       8,682
    Card Factory P.L.C...................................   142,398     336,978
    CareTech Holdings P.L.C..............................     4,271      19,889
    Carnival P.L.C.......................................    12,420     702,711
    Carnival P.L.C., ADR.................................       396      22,524
*   Carpetright P.L.C....................................    35,172      10,422
    Carr's Group P.L.C...................................     9,590      20,720
    Castings P.L.C.......................................     1,976      10,193
    Centamin P.L.C.......................................   579,273     895,910
    Centrica P.L.C.......................................   643,378   1,156,179
    Charles Stanley Group P.L.C..........................       382       1,269
    Chemring Group P.L.C.................................   100,630     203,084
    Chesnara P.L.C.......................................    26,225     118,406
    Cineworld Group P.L.C................................   443,395   1,521,698
*   Circassia Pharmaceuticals P.L.C......................    20,894      11,723
    City of London Investment Group P.L.C................     4,266      21,859
    Clarkson P.L.C.......................................     3,841     129,152
    Close Brothers Group P.L.C...........................   100,446   1,959,135
    CLS Holdings P.L.C...................................    24,624      79,188
    CMC Markets P.L.C....................................    75,060     116,744
*   Cobham P.L.C.........................................   491,644     696,054
    Coca-Cola HBC AG.....................................    48,919   1,644,125
    Compass Group P.L.C..................................    92,405   1,977,332
    Computacenter P.L.C..................................    46,135     633,573
    Connect Group P.L.C..................................    55,168      28,911
    Consort Medical P.L.C................................    10,334     126,378
    ConvaTec Group P.L.C.................................   360,189     675,304
    Costain Group P.L.C..................................    65,361     334,337
*   Countrywide P.L.C....................................    92,209      11,082
    Cranswick P.L.C......................................    29,843   1,130,966
    Crest Nicholson Holdings P.L.C.......................   138,429     684,550
    Croda International P.L.C............................    27,658   1,751,130
    CYBG P.L.C...........................................   161,858     372,693
    Daily Mail & General Trust P.L.C., Class A...........    24,498     194,878
    Dairy Crest Group P.L.C..............................   104,854     665,880
    DCC P.L.C............................................    19,589   1,603,624
    De La Rue P.L.C......................................    39,052     215,129
    Debenhams P.L.C...................................... 2,131,609     104,505
    Devro P.L.C..........................................   101,473     207,070
    DFS Furniture P.L.C..................................    12,850      39,972

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
    Diageo P.L.C., Sponsored ADR.........................    15,795 $2,411,107
    Diageo P.L.C.........................................    19,831    756,878
*   Dialight P.L.C.......................................     7,092     36,062
    Dignity P.L.C........................................    13,885    133,993
    Diploma P.L.C........................................    61,364  1,024,397
    Direct Line Insurance Group P.L.C....................   700,020  3,094,113
    DiscoverIE Group P.L.C...............................    11,047     60,709
    Dixons Carphone P.L.C................................   336,067    608,597
    Domino's Pizza Group P.L.C...........................   188,182    655,141
    Drax Group P.L.C.....................................   192,103  1,014,073
    DS Smith P.L.C.......................................   422,371  1,873,164
    Dunelm Group P.L.C...................................    39,290    372,508
    easyJet P.L.C........................................    42,738    708,136
*   EI Group P.L.C.......................................   254,877    671,605
    Electrocomponents P.L.C..............................   270,323  1,929,634
    Elementis P.L.C......................................   110,320    264,110
*   EnQuest P.L.C........................................   703,615    177,285
    Entertainment One, Ltd...............................    85,181    440,922
    Equiniti Group P.L.C.................................     8,313     22,585
    Essentra P.L.C.......................................    81,506    399,376
    Euromoney Institutional Investor P.L.C...............    13,562    220,550
    Evraz P.L.C..........................................   107,225    702,389
    Experian P.L.C.......................................    61,660  1,548,133
    FDM Group Holdings P.L.C.............................       499      5,393
    Ferguson P.L.C.......................................    34,587  2,316,022
    Ferrexpo P.L.C.......................................   266,878    906,433
    Fevertree Drinks P.L.C...............................     5,894    199,095
*   Findel P.L.C.........................................    17,046     42,442
*   Firstgroup P.L.C.....................................   734,155    892,185
*   Flybe Group P.L.C....................................    44,359      2,030
    Foxtons Group P.L.C..................................    31,027     21,598
    Fresnillo P.L.C......................................    19,968    263,636
    Future P.L.C.........................................     2,237     15,819
    G4S P.L.C............................................   404,589  1,037,503
    Galliford Try P.L.C..................................    65,870    614,318
    Games Workshop Group P.L.C...........................     5,458    216,760
*   Gem Diamonds, Ltd....................................   196,540    255,680
    Genus P.L.C..........................................     9,211    269,182
*   Georgia Capital P.L.C................................    10,657    151,715
    GlaxoSmithKline P.L.C., Sponsored ADR................    87,499  3,429,961
    GlaxoSmithKline P.L.C................................    26,079    506,573
    Glencore P.L.C....................................... 1,818,167  7,393,251
    Go-Ahead Group P.L.C. (The)..........................    31,861    752,810
    Gocompare.Com Group P.L.C............................    90,463     87,966
    Grafton Group P.L.C..................................    62,797    606,304
    Greencore Group P.L.C................................   261,814    664,038
    Greene King P.L.C....................................   204,084  1,609,966
    Greggs P.L.C.........................................    74,035  1,507,365
*   Gulf Keystone Petroleum, Ltd.........................    13,205     37,451
*   Gulf Marine Services P.L.C...........................    11,440      2,983
    GVC Holdings P.L.C...................................   163,379  1,439,657
    Gym Group P.L.C. (The)...............................    15,488     43,090
    Halfords Group P.L.C.................................   148,253    450,579
    Halma P.L.C..........................................   139,141  2,559,072
    Hargreaves Lansdown P.L.C............................    29,987    643,934
    Hastings Group Holdings P.L.C........................    61,465    169,229
    Hays P.L.C........................................... 1,083,617  2,148,681
    Headlam Group P.L.C..................................    17,127     87,848
    Helical P.L.C........................................   129,119    569,374

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    Henry Boot P.L.C.....................................     2,952 $    10,062
    Hikma Pharmaceuticals P.L.C..........................    38,284     809,933
    Hill & Smith Holdings P.L.C..........................    42,504     616,188
    Hilton Food Group P.L.C..............................     4,771      58,169
    Hiscox, Ltd..........................................   109,377   2,035,354
    Hochschild Mining P.L.C..............................   151,437     375,704
    Hollywood Bowl Group P.L.C...........................    11,862      35,290
    HomeServe P.L.C......................................   162,939   2,016,515
    Hostelworld Group P.L.C..............................     2,814       7,626
    Howden Joinery Group P.L.C...........................   421,527   2,796,432
    HSBC Holdings P.L.C..................................   530,401   4,466,108
    HSBC Holdings P.L.C., Sponsored ADR..................   270,441  11,393,679
    Hunting P.L.C........................................    62,132     454,882
    Huntsworth P.L.C.....................................    40,565      58,011
    Ibstock P.L.C........................................   111,277     354,371
    IMI P.L.C............................................   217,991   2,738,923
    Imperial Brands P.L.C................................    70,950   2,355,118
    Inchcape P.L.C.......................................   233,117   1,754,078
*   Indivior P.L.C.......................................   212,291     316,288
    Informa P.L.C........................................   146,398   1,300,352
    Inmarsat P.L.C.......................................   195,765     950,378
    InterContinental Hotels Group P.L.C., ADR............    10,590     611,154
    InterContinental Hotels Group P.L.C..................     9,638     547,731
    International Consolidated Airlines Group SA.........   197,808   1,670,664
*   Interserve P.L.C.....................................   581,533      95,661
    Intertek Group P.L.C.................................    36,030   2,324,985
    Investec P.L.C.......................................   199,089   1,279,711
    ITE Group P.L.C......................................   239,883     203,001
    ITV P.L.C............................................   517,943     879,194
    IWG P.L.C............................................   393,096   1,157,187
    J D Wetherspoon P.L.C................................    65,453   1,041,991
    J Sainsbury P.L.C....................................   284,490   1,065,259
    James Fisher & Sons P.L.C............................    25,433     644,406
    Jardine Lloyd Thompson Group P.L.C...................    39,041     972,822
    JD Sports Fashion P.L.C..............................   193,896   1,179,141
    John Menzies P.L.C...................................    55,353     405,191
    John Wood Group P.L.C................................   318,296   2,259,068
    Johnson Matthey P.L.C................................    49,619   1,982,251
*   JPJ Group P.L.C......................................     7,755      69,604
    Jupiter Fund Management P.L.C........................   218,461     938,909
*   Just Eat P.L.C.......................................    21,760     198,853
    Just Group P.L.C.....................................   232,274     309,330
    KAZ Minerals P.L.C...................................   112,829     881,008
    KCOM Group P.L.C.....................................   291,447     264,895
    Keller Group P.L.C...................................    41,282     280,840
    Kier Group P.L.C.....................................    46,982     318,478
    Kin & Carta P.L.C....................................    85,113     110,647
    Kingfisher P.L.C.....................................   630,171   1,840,951
*   Lamprell P.L.C.......................................   192,715     141,520
    Lancashire Holdings, Ltd.............................    61,489     455,328
    Legal & General Group P.L.C..........................   993,068   3,383,281
*   Liberty Global P.L.C., Class A.......................    12,282     299,681
*   Liberty Global P.L.C., Class C.......................    30,121     709,643
    Lloyds Banking Group P.L.C........................... 7,097,795   5,411,107
    Lloyds Banking Group P.L.C., ADR.....................   108,571     328,970
    London Stock Exchange Group P.L.C....................    39,997   2,405,458
*   Lonmin P.L.C.........................................    46,737      31,839
    Lookers P.L.C........................................   158,309     224,194
    Low & Bonar P.L.C....................................   316,567      75,267

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
    Low & Bonar P.L.C....................................   313,608 $   13,163
    LSL Property Services P.L.C..........................     7,393     24,328
    Man Group P.L.C......................................   902,844  1,690,954
    Marks & Spencer Group P.L.C..........................   744,786  2,817,954
    Marshalls P.L.C......................................   133,933    893,023
    Marston's P.L.C......................................   719,688    894,258
    McBride P.L.C........................................   104,034    183,396
    McCarthy & Stone P.L.C...............................   111,794    195,864
    Mears Group P.L.C....................................    36,306    149,847
    Mediclinic International P.L.C.......................    34,624    144,543
    Mediclinic International P.L.C.......................    95,912    396,105
    Meggitt P.L.C........................................   347,451  2,353,206
    Melrose Industries P.L.C.............................   802,660  1,779,119
    Merlin Entertainments P.L.C..........................   325,262  1,441,405
    Micro Focus International P.L.C......................    61,104  1,164,948
    Micro Focus International P.L.C., Sponsored ADR......    11,859    226,507
    Millennium & Copthorne Hotels P.L.C..................    60,888    387,980
    Mitchells & Butlers P.L.C............................   106,629    396,506
    Mitie Group P.L.C....................................   194,308    296,556
    MJ Gleeson P.L.C.....................................       650      6,184
    Mondi P.L.C..........................................    88,836  2,148,330
    Moneysupermarket.com Group P.L.C.....................   210,992    839,125
    Morgan Advanced Materials P.L.C......................   130,709    457,242
    Morgan Sindall Group P.L.C...........................    11,764    180,846
*   Mothercare P.L.C.....................................   117,858     24,310
    Motorpoint group P.L.C...............................     4,096     10,658
    N Brown Group P.L.C..................................   140,411    160,843
    National Express Group P.L.C.........................   243,858  1,259,301
    National Grid P.L.C..................................    35,218    383,502
    National Grid P.L.C., Sponsored ADR..................    15,452    841,975
    NCC Group P.L.C......................................    34,461     58,095
    Next P.L.C...........................................    13,852    880,968
    NMC Health P.L.C.....................................     7,628    258,227
    Norcros P.L.C........................................     9,498     23,663
    Northgate P.L.C......................................    89,612    436,809
*   Nostrum Oil & Gas P.L.C..............................     7,162     12,990
*   Ocado Group P.L.C....................................    87,693  1,140,932
    On the Beach Group P.L.C.............................    45,834    264,588
    OneSavings Bank P.L.C................................    81,448    402,365
*   Ophir Energy P.L.C...................................   310,372    221,780
    Oxford Instruments P.L.C.............................    27,708    326,944
    Pagegroup P.L.C......................................   247,343  1,434,261
*   Parkmead Group P.L.C. (The)..........................    14,461     10,432
    PayPoint P.L.C.......................................    17,215    192,162
    Pearson P.L.C........................................    46,340    550,932
    Pearson P.L.C., Sponsored ADR........................    65,631    779,696
    Pendragon P.L.C......................................   612,551    209,397
    Pennon Group P.L.C...................................   155,995  1,562,460
    Persimmon P.L.C......................................    91,051  2,840,387
*   Petra Diamonds, Ltd..................................   468,727    202,859
    Petrofac, Ltd........................................   192,272  1,385,735
*   Petropavlovsk P.L.C.................................. 1,374,805    145,175
    Pets at Home Group P.L.C.............................   223,971    387,597
    Phoenix Group Holdings P.L.C.........................   182,190  1,519,011
    Photo-Me International P.L.C.........................   132,871    166,160
    Playtech P.L.C.......................................   153,089    778,480
    Polar Capital Holdings P.L.C.........................       536      3,317
    Polypipe Group P.L.C.................................   120,181    623,348
    Porvair P.L.C........................................     3,245     19,603

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
*   Premier Foods P.L.C.................................. 1,358,143 $   713,720
*   Premier Oil P.L.C....................................   667,128     646,516
*   Provident Financial P.L.C............................    29,602     204,225
    Prudential P.L.C., ADR...............................    27,469   1,083,377
    Prudential P.L.C.....................................    26,666     521,484
    PZ Cussons P.L.C.....................................    83,784     196,991
    QinetiQ Group P.L.C..................................   318,072   1,265,762
    Rank Group P.L.C.....................................    72,536     151,124
*   Raven Property Group, Ltd............................    26,369      15,193
    Reach P.L.C..........................................   702,460     542,395
    Reckitt Benckiser Group P.L.C........................    17,209   1,324,141
    Redrow P.L.C.........................................   137,053   1,045,178
    RELX P.L.C., Sponsored ADR...........................    37,359     828,627
    RELX P.L.C...........................................    19,573     433,533
    RELX P.L.C...........................................    60,337   1,333,480
    Renewi P.L.C.........................................   659,822     221,029
    Renishaw P.L.C.......................................    13,934     854,317
*   Renold P.L.C.........................................     4,231       1,613
    Rentokil Initial P.L.C...............................   393,216   1,736,496
    Restaurant Group P.L.C. (The)........................   333,768     653,506
    Rhi Magnesita NV.....................................     6,143     340,813
*   Rhythmone P.L.C......................................     5,984      13,359
    Ricardo P.L.C........................................    14,322     116,214
    Rightmove P.L.C......................................   286,549   1,774,423
    Rio Tinto P.L.C......................................    42,958   2,376,528
    Rio Tinto P.L.C., Sponsored ADR......................   118,367   6,660,511
    RM P.L.C.............................................    10,751      31,501
    Robert Walters P.L.C.................................    20,483     141,104
    Rolls-Royce Holdings P.L.C...........................   279,216   3,245,449
    Rotork P.L.C.........................................   564,217   2,036,481
    Royal Bank of Scotland Group P.L.C...................   282,326     895,598
    Royal Bank of Scotland Group P.L.C., Sponsored ADR...    83,436     536,493
    Royal Dutch Shell P.L.C., Class A....................   177,300   5,496,362
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A.....   181,989  11,234,165
    Royal Dutch Shell P.L.C., Sponsored ADR, Class B.....   143,548   9,014,814
    Royal Dutch Shell P.L.C., Class B....................    35,290   1,095,706
    Royal Mail P.L.C.....................................   233,049     821,129
    RPC Group P.L.C......................................   226,181   2,355,060
    RPS Group P.L.C......................................    79,963     140,428
    RSA Insurance Group P.L.C............................   259,491   1,749,698
    Saga P.L.C...........................................   196,743     281,394
    Sage Group P.L.C. (The)..............................   217,428   1,787,122
    Savills P.L.C........................................    93,649   1,023,407
    Schroders P.L.C......................................    20,696     709,956
    Schroders P.L.C......................................     8,330     225,249
    SDL P.L.C............................................    15,559     112,180
    Senior P.L.C.........................................   240,238     713,267
    Severfield P.L.C.....................................    55,690      51,947
    Severn Trent P.L.C...................................    47,186   1,239,917
    SIG P.L.C............................................   172,286     269,664
    Smith & Nephew P.L.C., Sponsored ADR.................    18,107     689,171
    Smith & Nephew P.L.C.................................    55,406   1,043,777
    Smiths Group P.L.C...................................    84,407   1,602,843
    Soco International P.L.C.............................   188,253     182,119
    Softcat P.L.C........................................    39,362     359,798
    Spectris P.L.C.......................................    45,266   1,545,366
    Speedy Hire P.L.C....................................   129,755     100,132
    Spirax-Sarco Engineering P.L.C.......................    20,262   1,704,035
    Spire Healthcare Group P.L.C.........................   186,340     304,512

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
UNITED KINGDOM -- (Continued)
    Spirent Communications P.L.C.........................   153,840 $    297,700
*   Sports Direct International P.L.C....................   156,692      572,794
    SSE P.L.C............................................   195,075    2,998,893
    SSP Group P.L.C......................................   160,883    1,408,146
    St James's Place P.L.C...............................   151,830    1,871,481
    St. Modwen Properties P.L.C..........................   111,333      599,522
    Stagecoach Group P.L.C...............................   294,338      599,870
    Standard Chartered P.L.C.............................   493,737    3,982,044
    Standard Life Aberdeen P.L.C.........................   458,217    1,514,856
    SThree P.L.C.........................................    27,936      100,419
    Stobart Group, Ltd...................................    48,278       97,012
    Stock Spirits Group P.L.C............................    10,637       32,263
    Superdry P.L.C.......................................    33,500      227,147
    Synthomer P.L.C......................................   175,976      827,852
    TalkTalk Telecom Group P.L.C.........................   166,806      244,539
    Tate & Lyle P.L.C....................................   295,046    2,663,318
    Taylor Wimpey P.L.C.................................. 1,678,869    3,640,204
    Ted Baker P.L.C......................................    11,673      287,150
    Telecom Plus P.L.C...................................    37,923      702,309
*   Telit Communications P.L.C...........................     6,860       12,687
    Tesco P.L.C.......................................... 1,122,692    3,286,616
    Thomas Cook Group P.L.C..............................   631,386      287,633
    Topps Tiles P.L.C....................................    57,827       50,081
    TP ICAP P.L.C........................................   437,881    1,810,420
    Travis Perkins P.L.C.................................   113,271    1,820,646
    Trifast P.L.C........................................     8,295       20,641
    TT Electronics P.L.C.................................    46,202      124,444
    TUI AG...............................................    47,881      724,983
*   Tullow Oil P.L.C.....................................   892,047    2,395,395
    U & I Group P.L.C....................................    71,679      190,799
    UDG Healthcare P.L.C.................................    25,127      191,290
    Ultra Electronics Holdings P.L.C.....................    53,948      908,242
    Unilever P.L.C., Sponsored ADR.......................    33,966    1,786,612
    Unilever P.L.C.......................................    12,127      637,080
    United Utilities Group P.L.C.........................   103,473    1,131,688
*   Vectura Group P.L.C..................................   446,156      434,045
    Vesuvius P.L.C.......................................    54,051      399,185
    Victrex P.L.C........................................    55,606    1,669,749
    Vitec Group P.L.C. (The).............................     9,290      141,599
    Vodafone Group P.L.C................................. 3,074,799    5,607,766
*   Volex P.L.C..........................................     1,437        1,740
    Volution Group P.L.C.................................       322          666
    Weir Group P.L.C (The)...............................    39,469      781,076
    WH Smith P.L.C.......................................    43,220    1,109,451
    Whitbread P.L.C......................................    31,532    2,020,418
    William Hill P.L.C...................................   483,389    1,118,817
    Wilmington PL.C......................................     3,357        8,219
    Wincanton P.L.C......................................    28,616       90,169
    Wm Morrison Supermarkets P.L.C.......................   674,503    2,074,204
    WPP P.L.C., Sponsored ADR............................    18,997    1,088,528
    WPP P.L.C............................................   121,750    1,393,247
    Xaar P.L.C...........................................    19,001       37,380
                                                                    ------------
TOTAL UNITED KINGDOM.....................................            412,398,672
                                                                    ------------
UNITED STATES -- (0.1%)
    International Flavors & Fragrances, Inc..............     1,297      181,693
*   Linde P.L.C..........................................    23,558    3,820,866
*   Maxar Technologies, Inc..............................    27,030      151,818

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE>>
                                                          ------- --------------
UNITED STATES -- (Continued)
    Waste Connections, Inc...............................  11,349 $      947,099
                                                                  --------------
TOTAL UNITED STATES......................................              5,101,476
                                                                  --------------
TOTAL COMMON STOCKS......................................          3,521,754,362
                                                                  --------------
PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.5%)
    Alpargatas SA........................................  27,075        148,961
    Banco ABC Brasil S.A.................................  39,841        217,983
    Banco Bradesco SA.................................... 113,437      1,408,595
    Banco do Estado do Rio Grande do Sul SA, Class B..... 114,194        735,938
    Banco Pan SA.........................................  76,997         46,019
    Braskem SA, Class A..................................  14,800        212,173
*   Centrais Eletricas Brasileiras SA, Class B...........  24,904        278,476
    Centrais Eletricas Santa Catarina....................   4,700         71,030
    Cia Brasileira de Distribuicao.......................  42,256      1,128,235
    Cia de Gas de Sao Paulo, Class A.....................   8,609        191,087
    Cia de Saneamento do Parana.......................... 111,635        413,312
    Cia de Transmissao de Energia Eletrica Paulista......  10,449        225,250
    Cia Energetica de Minas Gerais....................... 243,637        926,778
    Cia Energetica de Sao Paulo, Class B.................  50,044        313,057
    Cia Energetica do Ceara, Class A.....................   3,232         44,595
    Cia Ferro Ligas da Bahia - FERBASA...................  24,000        151,788
    Cia Paranaense de Energia............................  30,505        295,573
    Eucatex SA Industria e Comercio......................   4,600          5,550
    Gerdau SA............................................  97,900        420,431
*   Gol Linhas Aereas Inteligentes SA....................   4,592         31,182
    Grazziotin SA........................................   2,000         14,674
    Itau Unibanco Holding SA............................. 420,051      4,468,495
    Lojas Americanas SA..................................  34,732        200,878
    Marcopolo SA......................................... 249,100        278,834
    Petroleo Brasileiro SA............................... 710,208      4,989,184
    Randon SA Implementos e Participacoes................  53,600        147,116
    Schulz SA............................................  14,300         29,796
    Telefonica Brasil SA.................................   4,800         64,094
    Unipar Carbocloro SA.................................  39,117        401,941
    Usinas Siderurgicas de Minas Gerais SA, Class A...... 196,692        529,524
                                                                  --------------
TOTAL BRAZIL.............................................             18,390,549
                                                                  --------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA, Class B........................  10,803         29,254
    Embotelladora Andina SA, Class B.....................  25,658         99,357
                                                                  --------------
TOTAL CHILE..............................................                128,611
                                                                  --------------
COLOMBIA -- (0.0%)
    Avianca Holdings SA.................................. 154,857         85,782
    Banco Davivienda SA..................................  23,860        273,871
    Grupo Argos SA.......................................   4,347         21,700
    Grupo Aval Acciones y Valores SA..................... 357,618        123,237
    Grupo de Inversiones Suramericana SA.................  13,796        146,980
                                                                  --------------
TOTAL COLOMBIA...........................................                651,570
                                                                  --------------
GERMANY -- (0.4%)
    Bayerische Motoren Werke AG..........................  12,142        897,448
    Biotest AG...........................................   5,294        139,533
    Draegerwerk AG & Co. KGaA............................   3,817        211,974
    Fuchs Petrolub SE....................................  11,854        556,073

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE>>
                                                          ------- --------------
GERMANY -- (Continued)
    Henkel AG & Co. KGaA.................................   4,593 $      447,055
    Jungheinrich AG......................................  33,703      1,022,959
    Porsche Automobil Holding SE.........................  26,666      1,734,009
    Sartorius AG.........................................   7,040      1,056,810
    Schaeffler AG........................................  51,420        456,652
    Sixt SE..............................................   9,310        595,782
    STO SE & Co. KGaA....................................     791         78,331
    Villeroy & Boch AG...................................   6,080         93,103
    Volkswagen AG........................................  46,130      7,868,238
                                                                  --------------
TOTAL GERMANY............................................             15,157,967
                                                                  --------------
SOUTH KOREA -- (0.0%)
*   CJ Corp..............................................   1,236         40,732
                                                                  --------------
TOTAL PREFERRED STOCKS...................................             34,369,429
                                                                  --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*   Intercell AG Rights 05/16/13.........................   4,255              0
                                                                  --------------
BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 02/04/19..................   1,380          2,544
*   LOG Commercial Properties e Participacoes SA Rights
      02/07/19...........................................   1,849              5
                                                                  --------------
TOTAL BRAZIL.............................................                  2,549
                                                                  --------------
CANADA -- (0.0%)
*   Tervita Corp. Warrants 07/19/20......................   1,194            145
                                                                  --------------
INDONESIA -- (0.0%)
*   Medco Energi Internasional Tbk PT Warrants 12/11/20.. 916,167         24,785
                                                                  --------------
MALAYSIA -- (0.0%)
*   Malayan Flour Mills Bhd Warrants 01/23/24............   7,320            295
*   Mitrajaya Holdings Bhd Warrants 04/17/23.............  12,600            215
                                                                  --------------
TOTAL MALAYSIA...........................................                    510
                                                                  --------------
SINGAPORE -- (0.0%)
#*  Ezion Holdings, Ltd. Warrants 04/16/23...............  85,767              0
                                                                  --------------
SOUTH KOREA -- (0.0%)
*   Youngwoo DSP Co., Ltd. Rights 01/25/19...............   3,209          1,633
                                                                  --------------
SPAIN -- (0.0%)
*   ACS Actividades de Construccion y Servicios SA
      Rights 02/05/19....................................  53,250         29,226
                                                                  --------------
SWEDEN -- (0.0%)
*   AddLife AB Rights 02/15/19...........................   2,497          3,036
                                                                  --------------
THAILAND -- (0.0%)
*   BTS Group Holdings PCL Warrants 11/29/19.............  19,344            390
                                                                  --------------
TOTAL RIGHTS/WARRANTS....................................                 62,274
                                                                  --------------
TOTAL INVESTMENT SECURITIES..............................          3,556,186,065
                                                                  --------------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES       VALUE+
                                                          --------- --------------
SECURITIES LENDING COLLATERAL -- (0.5%)
@(S)  DFA Short Term Investment Fund..................... 1,394,123 $   16,131,396
                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,137,873,746)^^................................           $3,572,317,461
                                                                    ==============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ------------------------------------------------
                                     LEVEL 1        LEVEL 2    LEVEL 3    TOTAL
                                   ------------   ------------ ------- ------------
Common Stocks
    Australia..................... $  3,549,344   $157,459,746   --    $161,009,090
    Austria.......................           --     15,557,030   --      15,557,030
    Belgium.......................      911,924     24,880,910   --      25,792,834
    Brazil........................    9,367,879     56,235,003   --      65,602,882
    Canada........................  235,558,343        717,285   --     236,275,628
    Chile.........................    2,998,438      8,559,489   --      11,557,927
    China.........................   33,283,558    247,084,012   --     280,367,570
    Colombia......................    3,358,298             --   --       3,358,298
    Czech Republic................           --      1,910,912   --       1,910,912
    Denmark.......................      978,956     42,865,068   --      43,844,024
    Egypt.........................       25,353        146,695   --         172,048
    Finland.......................       24,228     47,587,142   --      47,611,370
    France........................    2,493,654    195,746,912   --     198,240,566
    Germany.......................    7,190,571    176,691,027   --     183,881,598
    Greece........................           --      2,328,901   --       2,328,901
    Hong Kong.....................      257,946     75,515,188   --      75,773,134
    Hungary.......................           --      3,985,756   --       3,985,756
    India.........................    3,784,641     93,640,191   --      97,424,832
    Indonesia.....................      321,935     23,545,495   --      23,867,430
    Ireland.......................    4,294,074     13,095,726   --      17,389,800
    Israel........................    1,717,806     17,306,593   --      19,024,399
    Italy.........................    1,943,877     70,526,851   --      72,470,728
    Japan.........................   13,912,251    593,833,700   --     607,745,951
    Malaysia......................          801     23,051,307   --      23,052,108
    Mexico........................   28,152,155            647   --      28,152,802
    Netherlands...................   11,511,655     61,106,352   --      72,618,007
    New Zealand...................      144,046     12,582,343   --      12,726,389
    Norway........................      890,349     23,888,141   --      24,778,490
    Peru..........................      832,175             --   --         832,175
    Philippines...................      117,153      9,987,392   --      10,104,545
    Poland........................           --     12,213,480   --      12,213,480
    Portugal......................           --      7,001,091   --       7,001,091
    Russia........................    3,650,397      6,500,125   --      10,150,522
    Singapore.....................           --     28,159,745   --      28,159,745
    South Africa..................    7,587,671     67,702,502   --      75,290,173
    South Korea...................    6,364,451    138,986,908   --     145,351,359
    Spain.........................    2,796,173     60,187,363   --      62,983,536
    Sweden........................      459,987     70,066,270   --      70,526,257
    Switzerland...................   16,764,391    136,960,085   --     153,724,476
    Taiwan........................    5,370,811    129,598,534   --     134,969,345
    Thailand......................   27,197,478         12,649   --      27,210,127
    Turkey........................       63,641      9,153,238   --       9,216,879
    United Kingdom................   86,076,717    326,321,955   --     412,398,672
    United States.................    4,919,783        181,693   --       5,101,476

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                 LEVEL 1         LEVEL 2     LEVEL 3     TOTAL
                               ------------   -------------- ------- --------------
Preferred Stocks
   Brazil.....................           --   $   18,390,549   --    $   18,390,549
   Chile......................           --          128,611   --           128,611
   Colombia................... $    651,570               --   --           651,570
   Germany....................           --       15,157,967   --        15,157,967
   South Korea................           --           40,732   --            40,732
Rights/Warrants
   Brazil.....................           --            2,549   --             2,549
   Canada.....................           --              145   --               145
   Indonesia..................           --           24,785   --            24,785
   Malaysia...................           --              510   --               510
   South Korea................           --            1,633   --             1,633
   Spain......................           --           29,226   --            29,226
   Sweden.....................           --            3,036   --             3,036
   Thailand...................           --              390   --               390
Securities Lending
  Collateral..................           --       16,131,396   --        16,131,396
                               ------------   --------------   --    --------------
TOTAL......................... $529,524,480   $3,042,792,981   --    $3,572,317,461
                               ============   ==============   ==    ==============

                       VA U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                          SHARES   VALUE+
                                                          ------ -----------
COMMON STOCKS -- (88.3%)
COMMUNICATION SERVICES -- (3.0%)
    A.H. Belo Corp., Class A.............................  6,766 $    27,335
#   AMC Entertainment Holdings, Inc., Class A............ 13,141     192,516
    ATN International, Inc...............................  4,526     337,549
*   Ballantyne Strong, Inc...............................  3,604       5,046
    Beasley Broadcast Group, Inc., Class A...............  1,850       8,362
#*  Cars.com, Inc........................................ 16,027     437,697
#*  Cincinnati Bell, Inc.................................    420       3,503
#   Cinemark Holdings, Inc...............................  6,947     284,271
#   Consolidated Communications Holdings, Inc............ 12,809     136,800
*   DHI Group, Inc....................................... 19,403      38,030
    Emerald Expositions Events, Inc......................  1,459      20,718
#   Entercom Communications Corp., Class A............... 15,269     111,922
    Entravision Communications Corp., Class A............ 16,676      65,703
    EW Scripps Co. (The), Class A........................ 18,731     351,768
#   Frontier Communications Corp......................... 15,962      31,924
#   Gannett Co., Inc..................................... 27,965     310,132
#*  GCI Liberty, Inc., Class A...........................     72       3,665
*   Gray Television, Inc................................. 16,567     276,835
*   Harte-Hanks, Inc.....................................  1,068       3,364
*   Hemisphere Media Group, Inc..........................  3,920      51,979
*   IMAX Corp............................................  9,426     195,778
#*  Iridium Communications, Inc.......................... 20,074     389,034
    John Wiley & Sons, Inc., Class A.....................  5,714     295,871
*   Liberty Latin America, Ltd., Class A................. 10,147     176,913
*   Liberty Latin America, Ltd., Class C................. 19,733     344,933
*   Liberty TripAdvisor Holdings, Inc., Class A.......... 19,612     326,736
#   Lions Gate Entertainment Corp., Class A.............. 16,492     302,958
    Lions Gate Entertainment Corp., Class B.............. 21,802     382,189
    Marchex, Inc., Class B...............................  9,439      37,756
    Marcus Corp. (The)...................................  4,677     208,454
#*  Meet Group, Inc. (The)............................... 25,341     146,471
#   Meredith Corp........................................  9,874     535,862
#   New Media Investment Group, Inc...................... 13,573     185,543
    News Corp., Class A.................................. 75,504     968,716
    News Corp., Class B.................................. 19,755     255,432
#   Nexstar Media Group, Inc., Class A................... 11,268     940,540
#*  ORBCOMM, Inc.........................................  6,500      52,910
*   Reading International, Inc., Class A.................  5,626      88,891
    Saga Communications, Inc., Class A...................  1,966      66,490
    Salem Media Group, Inc...............................  4,900      13,769
    Scholastic Corp......................................  8,907     371,333
    Sinclair Broadcast Group, Inc., Class A..............  8,719     268,632
    Spok Holdings, Inc...................................  6,453      89,310
    TEGNA, Inc........................................... 21,958     257,787
    Telephone & Data Systems, Inc........................ 23,909     865,984
    Townsquare Media, Inc., Class A......................  1,365       8,367
    Tribune Media Co., Class A...........................  8,028     368,565
*   United States Cellular Corp..........................  6,363     366,382
#*  Yelp, Inc............................................  3,131     114,031
                                                                 -----------
TOTAL COMMUNICATION SERVICES.............................         11,324,756
                                                                 -----------
CONSUMER DISCRETIONARY -- (11.4%)
*   1-800-Flowers.com, Inc., Class A..................... 10,868     173,345
    Aaron's, Inc......................................... 13,658     683,720

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE+
                                                          ------ --------
CONSUMER DISCRETIONARY -- (Continued)
#   Abercrombie & Fitch Co., Class A..................... 26,345 $570,896
#   Acushnet Holdings Corp............................... 13,158  302,502
#   Adient P.L.C......................................... 14,313  282,539
*   Adtalem Global Education, Inc........................ 18,076  883,916
#*  American Axle & Manufacturing Holdings, Inc.......... 38,062  562,556
    American Eagle Outfitters, Inc....................... 39,341  830,882
#*  American Outdoor Brands Corp......................... 13,278  160,265
*   American Public Education, Inc.......................  8,083  239,176
*   America's Car-Mart, Inc..............................  3,510  245,560
    Aramark..............................................  4,203  138,489
    Ark Restaurants Corp.................................    411    7,604
*   Ascena Retail Group, Inc............................. 52,471  128,554
#*  At Home Group, Inc...................................  2,498   55,056
#*  AutoNation, Inc...................................... 25,761  998,239
*   Barnes & Noble Education, Inc........................ 17,003   97,257
    Barnes & Noble, Inc.................................. 22,503  135,693
    Bassett Furniture Industries, Inc....................  2,400   45,768
    BBX Capital Corp..................................... 10,025   61,854
#   Bed Bath & Beyond, Inc............................... 29,592  446,543
*   Belmond, Ltd., Class A............................... 23,917  596,012
#   Big 5 Sporting Goods Corp............................  7,076   24,341
#   Big Lots, Inc........................................  3,692  116,446
*   Biglari Holdings, Inc., Class A......................     30   19,500
*   Biglari Holdings, Inc., Class B......................    525   68,733
#*  Boot Barn Holdings, Inc..............................  6,193  145,102
    BorgWarner, Inc...................................... 18,947  774,932
    Bowl America, Inc., Class A..........................    120    1,896
#   Boyd Gaming Corp.....................................  1,076   29,396
*   Bridgepoint Education, Inc...........................  7,465   60,690
*   Build-A-Bear Workshop, Inc...........................  7,383   34,922
    Caleres, Inc......................................... 10,825  323,018
    Callaway Golf Co..................................... 23,049  375,468
    Capri Holdings, Ltd..................................  6,101  259,170
*   Career Education Corp................................  7,743   99,962
    Carriage Services, Inc...............................  4,980   96,861
#*  Carrols Restaurant Group, Inc........................  7,410   63,948
#   Cato Corp. (The), Class A............................  6,385   94,817
*   Cavco Industries, Inc................................  1,774  294,998
*   Century Casinos, Inc.................................  6,224   47,738
#*  Century Communities, Inc.............................  7,525  176,537
#   Chico's FAS, Inc..................................... 32,262  187,120
*   Chuy's Holdings, Inc.................................  3,600   81,792
    Citi Trends, Inc.....................................  4,361   89,357
    Clarus Corp..........................................  2,603   29,128
#*  Conn's, Inc..........................................  3,935   82,399
#*  Container Store Group, Inc. (The)....................  5,454   39,051
#   Cooper Tire & Rubber Co.............................. 12,773  449,610
*   Cooper-Standard Holdings, Inc........................  3,664  280,149
    Core-Mark Holding Co., Inc...........................  6,854  191,090
    Crown Crafts, Inc....................................  1,600    9,280
    CSS Industries, Inc..................................  2,121   18,516
    Culp, Inc............................................  2,793   53,346
    Dana, Inc............................................  9,777  172,271
*   Deckers Outdoor Corp.................................  5,550  712,898
#*  Del Frisco's Restaurant Group, Inc...................  8,976   71,090
*   Del Taco Restaurants, Inc............................ 13,090  136,005
*   Delta Apparel, Inc...................................  2,240   52,752
#*  Destination Maternity Corp...........................  3,659   10,904
#*  Destination XL Group, Inc............................    363      937

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
CONSUMER DISCRETIONARY -- (Continued)
#   Dick's Sporting Goods, Inc........................... 17,159 $  605,884
#   Dillard's, Inc., Class A.............................  7,236    483,292
#   Dine Brands Global, Inc..............................    792     60,406
*   Dixie Group, Inc. (The)..............................  3,300      2,904
    Dover Motorsports, Inc...............................  3,360      6,686
    DSW, Inc., Class A................................... 17,248    470,008
*   El Pollo Loco Holdings, Inc..........................  7,560    124,664
#*  Eldorado Resorts, Inc................................  2,809    130,956
    Escalade, Inc........................................    794      8,861
    Ethan Allen Interiors, Inc...........................  7,093    134,625
#*  Express, Inc......................................... 26,099    138,325
    Extended Stay America, Inc........................... 25,282    432,322
*   Fiesta Restaurant Group, Inc.........................  5,726     85,088
    Flexsteel Industries, Inc............................  1,834     45,795
    Foot Locker, Inc..................................... 17,232    963,097
#*  Fossil Group, Inc....................................  8,036    136,291
#*  Francesca's Holdings Corp............................  8,195      7,238
#*  Fred's, Inc., Class A................................ 10,482     29,140
#*  FTD Cos., Inc........................................  7,306     18,776
#*  Gaia, Inc............................................  1,095     12,877
#   GameStop Corp., Class A.............................. 23,664    268,350
*   Genesco, Inc.........................................  6,230    281,471
    Gentex Corp.......................................... 35,442    750,662
#*  Gentherm, Inc........................................  6,280    267,277
*   G-III Apparel Group, Ltd............................. 11,226    391,451
    Goodyear Tire & Rubber Co. (The)..................... 58,001  1,229,041
    Graham Holdings Co., Class B.........................  1,254    833,910
*   Green Brick Partners, Inc............................  6,573     55,608
    Group 1 Automotive, Inc..............................  4,736    289,038
    Guess?, Inc.......................................... 23,477    458,036
#*  Habit Restaurants, Inc. (The), Class A...............  4,612     47,135
    Haverty Furniture Cos., Inc..........................  3,937     80,197
*   Helen of Troy, Ltd...................................  4,951    574,514
#*  Hibbett Sports, Inc..................................  6,411    104,756
    Hooker Furniture Corp................................  2,723     78,341
#*  Horizon Global Corp..................................  2,583      5,424
*   Houghton Mifflin Harcourt Co......................... 24,377    255,227
#   International Game Technology P.L.C.................. 19,892    325,433
*   J Alexander's Holdings, Inc..........................  3,615     31,089
#*  JAKKS Pacific, Inc...................................    539      1,013
#*  JC Penney Co., Inc................................... 54,959     72,546
    Johnson Outdoors, Inc., Class A......................  2,148    134,572
*   K12, Inc............................................. 11,866    373,898
    KB Home.............................................. 22,037    471,812
*   Kirkland's, Inc......................................  5,543     56,649
*   Lakeland Industries, Inc.............................  3,668     41,008
*   Laureate Education, Inc., Class A....................  4,188     67,008
    La-Z-Boy, Inc........................................ 11,360    336,483
#   LCI Industries.......................................  1,082     89,200
    Lear Corp............................................    523     80,505
#*  LGI Homes, Inc.......................................    451     26,744
    Libbey, Inc..........................................  7,719     38,749
*   Liberty Expedia Holdings, Inc., Class A.............. 11,053    453,062
    Liberty Tax, Inc.....................................  1,820     21,676
    Lifetime Brands, Inc.................................  3,891     37,859
*   Lincoln Educational Services Corp....................  5,134     14,581
*   Liquidity Services, Inc..............................  8,718     72,970
#   Lithia Motors, Inc., Class A.........................  4,999    444,661
*   Luby's, Inc..........................................  7,944     11,916

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
*   M/I Homes, Inc.......................................   5,985 $  158,543
    Macy's, Inc..........................................  42,262  1,111,491
*   MarineMax, Inc.......................................   7,595    135,039
    Marriott Vacations Worldwide Corp....................   9,074    803,412
    MDC Holdings, Inc....................................  14,546    479,000
*   Meritage Homes Corp..................................   9,811    442,280
*   Modine Manufacturing Co..............................  11,385    166,563
*   Monarch Casino & Resort, Inc.........................     777     33,597
#   Monro, Inc...........................................   2,966    212,544
#*  Motorcar Parts of America, Inc.......................   5,453    109,060
    Movado Group, Inc....................................   3,197    102,144
*   Murphy USA, Inc......................................     553     40,673
*   Nautilus, Inc........................................   5,216     39,172
#*  New Home Co., Inc. (The).............................   4,689     32,448
    Office Depot, Inc.................................... 122,111    360,227
#   Oxford Industries, Inc...............................   1,847    141,443
#*  Papa Murphy's Holdings, Inc..........................   1,285      5,924
#*  Party City Holdco, Inc...............................  12,357    136,421
#   Penske Automotive Group, Inc.........................  19,633    920,395
#   Pier 1 Imports, Inc..................................  26,162     21,340
*   Playa Hotels & Resorts NV............................   6,138     48,367
#*  Potbelly Corp........................................   5,499     47,676
    PulteGroup, Inc......................................  45,768  1,272,808
    PVH Corp.............................................  13,408  1,462,947
    RCI Hospitality Holdings, Inc........................   2,700     60,237
*   Red Lion Hotels Corp.................................   7,678     71,022
#*  Red Robin Gourmet Burgers, Inc.......................   3,969    126,929
*   Regis Corp...........................................  14,461    269,698
    Rocky Brands, Inc....................................   1,900     50,939
#   RTW RetailWinds, Inc.................................   5,571     17,270
#*  Sequential Brands Group, Inc.........................   4,756      5,184
*   Shiloh Industries, Inc...............................   9,263     55,485
#   Shoe Carnival, Inc...................................   4,498    165,886
#*  Shutterfly, Inc......................................     584     26,841
    Signet Jewelers, Ltd.................................  12,968    315,901
    Skyline Champion Corp................................   2,172     39,226
#   Sonic Automotive, Inc., Class A......................   6,081     93,039
    Speedway Motorsports, Inc............................  11,672    188,386
    Standard Motor Products, Inc.........................   5,448    267,824
*   Stoneridge, Inc......................................   6,084    158,853
    Strattec Security Corp...............................   1,214     41,883
    Superior Group of Cos, Inc...........................   3,172     56,366
#   Superior Industries International, Inc...............   6,190     31,879
*   Tandy Leather Factory, Inc...........................   2,694     15,410
*   Taylor Morrison Home Corp., Class A..................  23,684    447,628
    Tenneco, Inc., Class A...............................   9,635    334,142
#   Thor Industries, Inc.................................   6,866    447,114
#   Tile Shop Holdings, Inc..............................   7,107     53,942
    Tilly's, Inc., Class A...............................   3,737     45,255
    Toll Brothers, Inc...................................  43,252  1,597,729
*   TopBuild Corp........................................  10,058    531,163
    Tower International, Inc.............................   5,476    159,297
*   Trans World Entertainment Corp.......................   8,600      5,212
*   TravelCenters of America LLC.........................   7,536     37,831
#*  TRI Pointe Group, Inc................................  48,892    657,597
#*  Tuesday Morning Corp.................................  11,651     23,069
*   Unifi, Inc...........................................   5,360    114,650
*   Universal Electronics, Inc...........................   2,709     76,313
*   Universal Technical Institute, Inc...................   1,400      4,788

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#*  Urban Outfitters, Inc................................  16,222 $   523,971
#*  Vera Bradley, Inc....................................  11,647     104,241
*   Vista Outdoor, Inc...................................  12,419     123,942
#*  Vitamin Shoppe, Inc..................................  11,892      54,941
*   VOXX International Corp..............................   9,507      49,531
    Weyco Group, Inc.....................................   2,729      73,328
*   William Lyon Homes, Class A..........................   9,419     124,896
#   Winnebago Industries, Inc............................   7,482     213,985
*   ZAGG, Inc............................................   5,170      58,007
*   Zumiez, Inc..........................................   9,329     237,050
                                                                  -----------
TOTAL CONSUMER DISCRETIONARY.............................          42,935,097
                                                                  -----------
CONSUMER STAPLES -- (3.7%)
#   Alico, Inc...........................................   1,067      31,583
    Andersons, Inc. (The)................................   7,081     248,189
#   B&G Foods, Inc.......................................   4,873     129,914
    Bunge, Ltd...........................................  17,873     984,266
#   Cal-Maine Foods, Inc.................................   4,626     195,125
    Casey's General Stores, Inc..........................   2,171     279,364
#*  Central Garden & Pet Co..............................   2,954     115,826
*   Central Garden & Pet Co., Class A....................   9,405     335,006
#*  Chefs' Warehouse, Inc. (The).........................   6,388     205,183
#   Coty, Inc., Class A.................................. 118,577     920,158
#*  Craft Brew Alliance, Inc.............................   6,674     109,854
*   Darling Ingredients, Inc.............................  40,132     853,608
#   Dean Foods Co........................................  25,483     106,264
#*  Edgewell Personal Care Co............................   9,513     375,288
*   Farmer Brothers Co...................................   3,928      96,629
    Fresh Del Monte Produce, Inc.........................  10,493     335,566
#*  Hostess Brands, Inc..................................  22,933     263,500
#   Ingles Markets, Inc., Class A........................   3,020      86,191
    Ingredion, Inc.......................................   7,986     790,614
    Inter Parfums, Inc...................................   4,171     277,205
#   John B. Sanfilippo & Son, Inc........................   1,878     128,173
*   Landec Corp..........................................   5,877      74,579
#   Limoneira Co.........................................     209       4,604
    Mannatech, Inc.......................................     682      12,972
*   Natural Alternatives International, Inc..............   1,808      20,177
#*  Natural Grocers by Vitamin Cottage, Inc..............   7,594     103,734
*   Nature's Sunshine Products, Inc......................   2,068      16,544
#   Ocean Bio-Chem, Inc..................................   2,771      10,336
    Oil-Dri Corp. of America.............................     882      23,408
#*  Orchids Paper Products Co............................   2,127       2,233
*   Performance Food Group Co............................   7,872     268,908
#*  Pilgrim's Pride Corp.................................   8,906     180,436
#*  Post Holdings, Inc...................................  13,291   1,233,671
    PriceSmart, Inc......................................   2,335     143,019
#*  Pyxus International, Inc.............................   4,943      80,225
#*  Rite Aid Corp........................................  20,238      16,257
#   Sanderson Farms, Inc.................................   7,420     913,402
    Seaboard Corp........................................     152     587,354
*   Seneca Foods Corp., Class A..........................   2,614      74,760
#*  Smart & Final Stores, Inc............................  14,136      85,240
    SpartanNash Co.......................................   7,655     158,841
#   Spectrum Brands Holdings, Inc........................   3,326     185,857
#*  TreeHouse Foods, Inc.................................  11,398     665,187
#*  United Natural Foods, Inc............................  14,367     188,208
    Universal Corp.......................................   6,470     373,319
*   US Foods Holding Corp................................  32,350   1,090,842

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER STAPLES -- (Continued)
#   Village Super Market, Inc., Class A..................   3,265 $    87,796
#   Weis Markets, Inc....................................   5,710     277,049
                                                                  -----------
TOTAL CONSUMER STAPLES...................................          13,746,464
                                                                  -----------
ENERGY -- (7.0%)
    Adams Resources & Energy, Inc........................     489      19,379
#*  Alta Mesa Resources, Inc., Class A...................   3,496       3,349
#*  Antero Resources Corp................................  90,357     908,991
#*  Approach Resources, Inc..............................   6,068       5,845
#   Arch Coal, Inc., Class A.............................   6,279     553,368
    Archrock, Inc........................................  20,200     190,688
*   Ardmore Shipping Corp................................   5,890      33,396
*   Aspen Aerogels, Inc..................................   2,398       6,523
*   Barnwell Industries, Inc.............................     480         677
*   Basic Energy Services, Inc...........................   6,569      31,203
#*  Bonanza Creek Energy, Inc............................   4,461     102,826
#*  Bristow Group, Inc...................................  14,320      47,113
#*  C&J Energy Services, Inc.............................   2,600      41,782
#*  Callon Petroleum Co..................................  54,857     446,536
#*  CARBO Ceramics, Inc..................................     827       3,333
#*  Carrizo Oil & Gas, Inc...............................   6,600      81,048
#*  Centennial Resource Development, Inc., Class A.......  34,079     448,820
    Cimarex Energy Co....................................   6,085     458,444
*   Clean Energy Fuels Corp..............................  40,920      77,748
#*  Cloud Peak Energy, Inc...............................  36,151      13,488
*   CNX Resources Corp...................................  61,383     745,190
*   CONSOL Energy, Inc...................................   7,672     272,586
#*  Contango Oil & Gas Co................................  10,315      38,991
*   Dawson Geophysical Co................................   8,749      34,209
    Delek US Holdings, Inc...............................  17,936     583,099
#*  Denbury Resources, Inc...............................  65,691     133,353
#   DHT Holdings, Inc....................................  28,044     113,578
#*  Diamond Offshore Drilling, Inc.......................  27,754     303,351
*   Dorian LPG, Ltd......................................  14,226      77,958
#*  Dril-Quip, Inc.......................................  10,838     405,775
#*  Eclipse Resources Corp...............................  25,065      28,825
#   EnLink Midstream LLC.................................  20,436     222,344
#   Ensco P.L.C., Class A................................ 100,595     442,618
#*  EP Energy Corp., Class A.............................  13,063       9,006
*   Era Group, Inc.......................................   6,933      65,309
*   Exterran Corp........................................  10,215     177,332
#*  Extraction Oil & Gas, Inc............................  20,075      79,095
#*  Forum Energy Technologies, Inc.......................  25,537     125,387
#*  Frank's International NV.............................  14,571      82,909
    GasLog, Ltd..........................................  10,916     195,724
#*  Geospace Technologies Corp...........................   4,922      73,978
#   Green Plains, Inc....................................  11,208     159,266
*   Gulf Island Fabrication, Inc.........................   6,655      63,156
*   Gulfport Energy Corp.................................  44,379     372,340
#*  Halcon Resources Corp................................  26,298      43,129
    Hallador Energy Co...................................   9,690      54,894
*   Helix Energy Solutions Group, Inc....................  54,731     373,813
    Helmerich & Payne, Inc...............................  11,626     650,940
#*  HighPoint Resources Corp.............................  36,033     100,892
#*  Hornbeck Offshore Services, Inc......................   5,318       7,020
*   Independence Contract Drilling, Inc..................   5,149      17,610
*   International Seaways, Inc...........................   5,943     107,687
*   Keane Group, Inc.....................................   9,468      95,437
*   KLX Energy Services Holdings, Inc....................   6,884     179,397

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
ENERGY -- (Continued)
#*  Kosmos Energy, Ltd...................................  35,500 $  182,115
#*  Laredo Petroleum, Inc................................  43,966    167,071
*   Lonestar Resources US, Inc., Class A.................   1,924      9,620
#   Mammoth Energy Services, Inc.........................     765     16,929
#*  Matador Resources Co.................................  16,466    321,087
*   Matrix Service Co....................................   8,891    190,712
*   McDermott International, Inc.........................  34,492    304,219
*   Midstates Petroleum Co., Inc.........................   2,184     21,141
*   Mitcham Industries, Inc..............................   3,927     15,629
    Murphy Oil Corp......................................  44,623  1,220,439
#   Nabors Industries, Ltd...............................  86,958    257,396
*   Natural Gas Services Group, Inc......................   4,280     70,663
*   Newpark Resources, Inc...............................  32,430    269,493
#*  Noble Corp. P.L.C....................................  68,450    225,885
*   Oasis Petroleum, Inc.................................  66,207    398,566
*   Oceaneering International, Inc.......................  24,579    385,644
*   Oil States International, Inc........................  16,831    289,830
*   Overseas Shipholding Group, Inc., Class A............  17,360     31,422
*   Pacific Ethanol, Inc.................................  15,208     19,466
    Panhandle Oil and Gas, Inc., Class A.................   2,090     33,440
*   Par Pacific Holdings, Inc............................   8,812    143,283
*   Parsley Energy, Inc., Class A........................  48,095    893,605
    Patterson-UTI Energy, Inc............................  44,704    542,259
    PBF Energy, Inc., Class A............................  30,503  1,117,020
*   PDC Energy, Inc......................................  14,543    473,665
    Peabody Energy Corp..................................  21,777    777,439
#*  Penn Virginia Corp...................................   2,427    127,320
#*  PHI, Inc. Non-Voting.................................   3,824     12,543
*   Pioneer Energy Services Corp.........................  34,135     50,520
#*  ProPetro Holding Corp................................   4,685     76,553
*   QEP Resources, Inc...................................  52,643    435,358
#   Range Resources Corp.................................  53,800    593,414
#*  Renewable Energy Group, Inc..........................  15,040    434,656
*   REX American Resources Corp..........................   1,614    117,709
#*  RigNet, Inc..........................................   4,140     55,310
#*  Ring Energy, Inc.....................................  12,656     74,417
#*  Rowan Cos. P.L.C., Class A...........................  39,182    477,629
*   SandRidge Energy, Inc................................   5,033     41,724
#   Scorpio Tankers, Inc.................................   8,512    159,430
*   SEACOR Holdings, Inc.................................   4,510    186,669
*   SEACOR Marine Holdings, Inc..........................   5,315     70,424
#*  Select Energy Services, Inc., Class A................     812      6,902
#   SemGroup Corp., Class A..............................  18,390    294,608
    Ship Finance International, Ltd......................  11,735    142,698
*   SilverBow Resources, Inc.............................     802     19,497
    SM Energy Co.........................................  26,023    510,571
#*  Smart Sand, Inc......................................   3,473      8,821
#*  Southwestern Energy Co............................... 110,737    483,921
#*  SRC Energy, Inc......................................  60,387    297,104
#*  Superior Energy Services, Inc........................  42,805    167,368
*   Talos Energy, Inc....................................     933     17,820
#   Teekay Corp..........................................     400      1,404
#   Teekay Tankers, Ltd., Class A........................  40,309     40,309
*   TETRA Technologies, Inc..............................  36,854     78,499
#*  Tidewater, Inc.......................................     844     18,163
#*  Transocean, Ltd......................................  48,042    411,720
*   Unit Corp............................................  16,577    264,569
#   US Silica Holdings, Inc..............................  17,601    237,261
#*  Whiting Petroleum Corp...............................  17,677    506,092

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
ENERGY -- (Continued)
*   WildHorse Resource Development Corp.................. 12,806 $   217,318
    World Fuel Services Corp............................. 15,054     374,694
*   WPX Energy, Inc...................................... 72,132     884,338
                                                                 -----------
TOTAL ENERGY.............................................         26,186,146
                                                                 -----------
FINANCIALS -- (24.8%)
    1st Constitution Bancorp.............................    713      13,846
    1st Source Corp......................................  6,479     294,147
    Access National Corp.................................  2,186      51,611
    ACNB Corp............................................    539      19,620
*   Allegiance Bancshares, Inc...........................  2,419      86,890
*   Ambac Financial Group, Inc........................... 11,213     212,150
    American Equity Investment Life Holding Co........... 24,085     754,342
    American National Bankshares, Inc....................  2,249      73,497
    American National Insurance Co.......................  4,189     583,067
    American River Bankshares............................    776      10,460
    Ameris Bancorp.......................................  6,993     265,384
    AMERISAFE, Inc.......................................  1,932     114,780
    AmeriServ Financial, Inc.............................  6,300      26,019
    Argo Group International Holdings, Ltd...............  6,668     445,022
    Arrow Financial Corp.................................  3,728     118,737
    Aspen Insurance Holdings, Ltd........................ 14,300     596,739
    Associated Banc-Corp................................. 50,499   1,093,303
    Assurant, Inc........................................ 16,139   1,555,638
    Assured Guaranty, Ltd................................ 30,658   1,243,488
    Asta Funding, Inc....................................    202         861
*   Athene Holding, Ltd., Class A........................ 11,476     492,320
*   Atlantic Capital Bancshares, Inc.....................  3,371      60,948
*   Atlas Financial Holdings, Inc........................  4,961      44,103
#   Auburn National Bancorporation, Inc..................     44       1,433
    Axis Capital Holdings, Ltd...........................  9,975     534,161
#*  Axos Financial, Inc..................................  2,626      79,725
#   Banc of California, Inc..............................  8,961     130,651
    BancFirst Corp.......................................  6,315     338,989
*   Bancorp, Inc. (The).................................. 24,087     204,258
    BancorpSouth Bank....................................  8,660     252,699
    Bank of Commerce Holdings............................  2,233      23,871
    Bank of Marin Bancorp................................  2,890     121,207
#   Bank OZK............................................. 19,880     603,159
    BankFinancial Corp...................................  4,311      64,665
    BankUnited, Inc...................................... 14,972     506,203
    Banner Corp..........................................  8,924     486,715
    Bar Harbor Bankshares................................  1,675      40,083
*   Baycom Corp..........................................    877      18,943
    BCB Bancorp, Inc.....................................  1,806      21,202
    Beneficial Bancorp, Inc.............................. 18,928     295,088
    Berkshire Hills Bancorp, Inc......................... 10,972     298,987
*   Blucora, Inc......................................... 14,134     417,094
    Blue Hills Bancorp, Inc..............................  8,146     192,571
    BOK Financial Corp...................................  1,806     150,097
    Boston Private Financial Holdings, Inc............... 17,233     199,903
    Bridge Bancorp, Inc..................................  4,218     129,872
    Brookline Bancorp, Inc............................... 18,889     280,879
    Bryn Mawr Bank Corp..................................  5,025     185,875
*   BSB Bancorp, Inc.....................................    388      12,517
    C&F Financial Corp...................................    703      35,136
    Cadence BanCorp...................................... 14,974     280,763
    California First National Bancorp....................  1,000      15,255
    Camden National Corp.................................  4,436     179,747

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
FINANCIALS -- (Continued)
*   Cannae Holdings, Inc................................. 16,608 $  321,199
    Capital City Bank Group, Inc.........................  6,330    151,920
    Capitol Federal Financial, Inc....................... 33,839    435,508
    Carolina Financial Corp..............................  3,673    127,159
    CenterState Banks Corp...............................  8,910    220,968
    Central Pacific Financial Corp.......................  6,301    180,398
    Central Valley Community Bancorp.....................  2,514     49,702
    Century Bancorp, Inc., Class A.......................    503     39,048
    Chemical Financial Corp.............................. 15,230    677,126
    Chemung Financial Corp...............................    665     27,877
    CIT Group, Inc....................................... 25,363  1,171,517
    Citizens & Northern Corp.............................  1,038     26,023
#   Citizens Community Bancorp, Inc......................  2,054     24,135
    Citizens Holding Co..................................    171      3,755
    City Holding Co......................................  2,724    195,256
    Civista Bancshares, Inc..............................  1,249     23,394
    CNB Financial Corp...................................  3,635     91,856
    CNO Financial Group, Inc............................. 28,026    501,105
    Codorus Valley Bancorp, Inc..........................  1,027     22,697
#   Columbia Banking System, Inc......................... 11,898    437,252
#   Community Bank System, Inc...........................  9,088    544,826
*   Community Bankers Trust Corp.........................  2,739     20,433
    Community Trust Bancorp, Inc.........................  4,289    174,176
    ConnectOne Bancorp, Inc..............................  9,282    185,640
*   Consumer Portfolio Services, Inc.....................  5,621     21,585
#*  Cowen, Inc...........................................  9,884    159,824
*   Customers Bancorp, Inc...............................  7,728    152,010
    CVB Financial Corp...................................  6,451    141,341
    Dime Community Bancshares, Inc....................... 14,998    295,761
    DNB Financial Corp...................................    372     13,682
    Donegal Group, Inc., Class A.........................  7,034     92,638
    Donegal Group, Inc., Class B.........................    592      7,362
*   Eagle Bancorp, Inc...................................  6,739    369,836
*   eHealth, Inc.........................................    472     28,868
    EMC Insurance Group, Inc.............................  5,769    189,685
    Employers Holdings, Inc..............................  9,698    410,904
#*  Encore Capital Group, Inc............................  6,158    181,907
*   Enova International, Inc.............................  8,486    195,602
*   Enstar Group, Ltd....................................  2,946    524,388
*   Entegra Financial Corp...............................    866     20,230
    Enterprise Bancorp, Inc..............................    673     21,772
    Enterprise Financial Services Corp...................  4,051    178,771
*   Equity Bancshares, Inc., Class A.....................  1,745     55,404
    ESSA Bancorp, Inc....................................  1,308     19,698
#*  EZCORP, Inc., Class A................................ 18,858    175,757
    Farmers National Banc Corp...........................  6,114     79,299
    FB Financial Corp....................................    866     28,647
    FBL Financial Group, Inc., Class A...................  4,819    338,390
    Federal Agricultural Mortgage Corp., Class C.........  2,141    151,476
    FedNat Holding Co....................................  6,659    120,594
    Fidelity Southern Corp...............................  9,090    276,881
    Financial Institutions, Inc..........................  6,494    174,169
    First American Financial Corp........................  9,664    483,973
    First Bancorp........................................  5,387    198,080
    First BanCorp........................................ 54,205    577,283
    First Bancorp, Inc...................................  1,809     46,799
#   First Bank...........................................  1,860     20,906
    First Busey Corp.....................................  4,193    103,819
    First Business Financial Services, Inc...............    600     12,384

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
FINANCIALS -- (Continued)
    First Citizens BancShares, Inc., Class A.............    330 $  134,485
    First Commonwealth Financial Corp.................... 23,663    321,817
    First Community Bancshares, Inc......................  6,410    219,863
    First Defiance Financial Corp........................  6,504    183,283
    First Financial Bancorp.............................. 22,939    603,984
    First Financial Corp.................................  1,400     58,058
    First Financial Northwest, Inc.......................  2,949     44,677
*   First Foundation, Inc................................  6,070     88,197
    First Hawaiian, Inc.................................. 11,947    307,396
#   First Horizon National Corp.......................... 51,289    752,923
    First Internet Bancorp...............................  1,836     36,720
    First Interstate BancSystem, Inc., Class A...........  8,864    344,987
    First Merchants Corp.................................  9,652    353,553
    First Mid-Illinois Bancshares, Inc...................  1,492     48,609
    First Midwest Bancorp, Inc........................... 28,080    618,322
    First Northwest Bancorp..............................  1,905     29,089
    First of Long Island Corp. (The).....................  4,425     91,686
*   Flagstar Bancorp, Inc................................ 14,114    435,417
    Flushing Financial Corp.............................. 12,098    268,334
#   FNB Corp............................................. 70,804    824,867
*   Franklin Financial Network, Inc......................  3,253    103,673
    FS Bancorp, Inc......................................    645     31,315
#   Fulton Financial Corp................................ 37,399    600,254
#   GAIN Capital Holdings, Inc........................... 17,960    116,201
*   Genworth Financial, Inc., Class A.................... 77,912    377,094
    German American Bancorp, Inc.........................  3,358     98,222
    Global Indemnity, Ltd................................  4,049    133,212
    Great Southern Bancorp, Inc..........................  4,783    255,125
    Great Western Bancorp, Inc........................... 13,088    461,876
#*  Greenlight Capital Re, Ltd., Class A................. 13,235    137,247
    Guaranty Federal Bancshares, Inc.....................    100      2,250
*   Hallmark Financial Services, Inc.....................  5,065     49,131
    Hancock Whitney Corp................................. 19,579    804,305
    Hanmi Financial Corp.................................  7,512    164,738
    Hanover Insurance Group, Inc. (The)..................  6,165    703,057
*   HarborOne Bancorp, Inc...............................  1,414     21,465
#   HCI Group, Inc.......................................  2,337    110,727
    Heartland Financial USA, Inc.........................  4,608    209,019
    Heritage Commerce Corp............................... 11,096    147,244
#   Heritage Financial Corp..............................  8,641    267,698
    Heritage Insurance Holdings, Inc.....................  8,054    116,944
    Hilltop Holdings, Inc................................ 21,057    387,659
*   HMN Financial, Inc...................................    750     14,918
    Home Bancorp, Inc....................................  1,226     43,351
#   Home BancShares, Inc.................................  6,564    120,187
*   HomeStreet, Inc......................................  6,669    163,190
    HomeTrust Bancshares, Inc............................  4,946    133,542
    Hope Bancorp, Inc.................................... 36,109    516,720
    HopFed Bancorp, Inc..................................    683     13,400
    Horace Mann Educators Corp...........................  9,287    386,804
    Horizon Bancorp, Inc.................................  9,627    155,380
    IBERIABANK Corp...................................... 11,789    871,089
    Independence Holding Co..............................  5,587    199,791
#   Independent Bank Corp................................  4,777    381,109
    Independent Bank Corp................................  3,881     86,003
    Independent Bank Group, Inc..........................  6,800    358,768
    International Bancshares Corp........................ 19,438    689,466
*   INTL. FCStone, Inc...................................  4,967    189,888
    Invesco, Ltd......................................... 71,149  1,296,335

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
FINANCIALS -- (Continued)
    Investment Technology Group, Inc.....................   9,273 $  280,601
    Investors Bancorp, Inc...............................  75,714    919,168
    Investors Title Co...................................     125     21,591
    James River Group Holdings, Ltd......................   4,243    163,653
#   Janus Henderson Group P.L.C..........................  46,500  1,015,095
    Kearny Financial Corp................................  30,156    387,203
    Kemper Corp..........................................  15,001  1,127,775
    Kentucky First Federal Bancorp.......................     120        930
    Kingstone Cos., Inc..................................   2,182     35,894
    Lakeland Bancorp, Inc................................   9,919    155,232
    Landmark Bancorp, Inc................................     215      4,958
    LCNB Corp............................................     950     15,675
    LegacyTexas Financial Group, Inc.....................  12,139    483,618
    Legg Mason, Inc......................................  22,003    655,689
#*  LendingClub Corp.....................................  32,804    104,645
#   Live Oak Bancshares, Inc.............................   2,133     29,649
    Macatawa Bank Corp...................................   8,982     87,664
    Mackinac Financial Corp..............................   1,448     22,806
    Maiden Holdings, Ltd.................................  33,780     43,576
*   Malvern Bancorp, Inc.................................     496     10,376
    Marlin Business Services Corp........................   3,590     79,662
    MB Financial, Inc....................................  12,622    560,164
#*  MBIA, Inc............................................  26,055    250,389
    MBT Financial Corp...................................   6,681     66,877
    Mercantile Bank Corp.................................   4,279    142,063
    Mercury General Corp.................................   8,449    436,813
    Meridian Bancorp, Inc................................  11,551    182,910
    Meta Financial Group, Inc............................   6,039    142,218
*   MGIC Investment Corp.................................   1,576     19,668
    Midland States Bancorp, Inc..........................   3,216     77,538
#   MidSouth Bancorp, Inc................................   3,991     45,577
    MidWestOne Financial Group, Inc......................   2,011     55,725
#*  Mr Cooper Group, Inc.................................   9,763    150,253
    MutualFirst Financial, Inc...........................     414     12,006
    National Bank Holdings Corp., Class A................   7,326    234,139
*   National Commerce Corp...............................   1,850     75,323
    National General Holdings Corp.......................  22,532    544,148
    National Western Life Group, Inc., Class A...........     759    230,205
    Navient Corp.........................................  71,362    813,527
    Navigators Group, Inc. (The).........................   7,127    497,465
    NBT Bancorp, Inc.....................................   8,450    300,989
#   Nelnet, Inc., Class A................................   8,117    426,954
#   New York Community Bancorp, Inc...................... 113,503  1,318,905
>>  NewStar Financial, Inc...............................  13,529      2,634
*   Nicholas Financial, Inc..............................   1,554     16,348
#*  Nicolet Bankshares, Inc..............................   1,492     81,597
*   NMI Holdings, Inc., Class A..........................  21,820    480,040
#   Northeast Bancorp....................................   1,666     32,854
    Northfield Bancorp, Inc..............................  21,066    301,454
    Northrim BanCorp, Inc................................   1,773     58,739
#   Northwest Bancshares, Inc............................  30,453    537,191
    Norwood Financial Corp...............................      66      1,935
    OceanFirst Financial Corp............................  10,054    241,397
*   Ocwen Financial Corp.................................  15,331     25,756
    OFG Bancorp..........................................  15,064    291,940
    Ohio Valley Banc Corp................................     197      7,068
    Old Line Bancshares, Inc.............................   2,509     67,768
    Old National Bancorp.................................  39,933    644,519
    Old Republic International Corp......................  59,758  1,204,124

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
FINANCIALS -- (Continued)
    Old Second Bancorp, Inc.............................. 11,322 $  158,848
*   On Deck Capital, Inc................................. 25,970    195,294
*   OneMain Holdings, Inc................................ 24,662    737,147
    Oppenheimer Holdings, Inc., Class A..................  6,326    170,359
    Opus Bank............................................  7,232    151,149
#   Oritani Financial Corp............................... 19,067    321,470
    Orrstown Financial Services, Inc.....................    570     10,733
*   Pacific Premier Bancorp, Inc.........................  8,433    250,882
    PacWest Bancorp...................................... 30,208  1,165,727
    Park National Corp...................................  3,130    294,283
    Parke Bancorp, Inc...................................    704     13,812
    Patriot National Bancorp, Inc........................     60        887
    Peapack Gladstone Financial Corp.....................  4,692    125,229
    Penns Woods Bancorp, Inc.............................    733     25,897
    Peoples Bancorp, Inc.................................  7,498    239,936
#   People's United Financial, Inc....................... 87,799  1,438,148
    People's Utah Bancorp................................  3,926    115,424
    Pinnacle Financial Partners, Inc..................... 17,600    946,352
    Piper Jaffray Cos....................................  1,196     82,560
    Popular, Inc......................................... 24,047  1,313,207
#*  PRA Group, Inc.......................................  9,019    266,151
    Preferred Bank.......................................    643     29,938
    Premier Financial Bancorp, Inc.......................  1,851     26,414
    ProAssurance Corp....................................  9,259    394,989
#   Prosperity Bancshares, Inc........................... 15,628  1,111,776
    Protective Insurance Corp., Class B..................  4,384     80,797
    Provident Financial Holdings, Inc....................  3,183     54,111
    Provident Financial Services, Inc.................... 15,607    385,649
    Prudential Bancorp, Inc..............................  1,535     27,998
    QCR Holdings, Inc....................................  2,174     74,481
    Radian Group, Inc.................................... 25,552    491,620
*   Regional Management Corp.............................  5,039    138,472
    Reinsurance Group of America, Inc....................  3,625    523,631
#   RenaissanceRe Holdings, Ltd..........................  2,758    380,687
    Renasant Corp........................................ 11,794    418,923
    Republic Bancorp, Inc., Class A......................  3,411    142,205
    Riverview Bancorp, Inc...............................  6,235     46,451
    S&T Bancorp, Inc.....................................  8,236    316,427
    Safety Insurance Group, Inc..........................  3,256    268,001
    Sandy Spring Bancorp, Inc............................  6,224    202,965
    Santander Consumer USA Holdings, Inc................. 63,053  1,201,790
#*  Seacoast Banking Corp. of Florida....................  9,234    254,120
    Selective Insurance Group, Inc.......................  8,596    523,668
    Shore Bancshares, Inc................................  3,076     45,832
    SI Financial Group, Inc..............................  2,784     35,858
    Sierra Bancorp.......................................  3,798    101,027
    Simmons First National Corp., Class A................ 26,956    666,891
*   SmartFinancial, Inc..................................    598     11,541
    South State Corp.....................................  6,782    449,986
*   Southern First Bancshares, Inc.......................  1,037     37,322
    Southern Missouri Bancorp, Inc.......................    606     21,337
    Southern National Bancorp of Virginia, Inc...........  4,048     61,044
#   Southside Bancshares, Inc............................  3,094    102,071
    Southwest Georgia Financial Corp.....................     98      2,152
    State Auto Financial Corp............................ 10,309    350,506
    Sterling Bancorp..................................... 49,293    948,397
    Stewart Information Services Corp....................  5,117    227,451
    Stifel Financial Corp................................ 10,859    519,820
    Stock Yards Bancorp, Inc.............................  1,968     68,034

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
FINANCIALS -- (Continued)
    Synovus Financial Corp............................... 18,544 $   656,828
    TCF Financial Corp................................... 27,857     617,311
    Territorial Bancorp, Inc.............................  4,012     110,651
*   Texas Capital Bancshares, Inc........................  8,217     478,805
*   Third Point Reinsurance, Ltd......................... 22,738     238,976
    Timberland Bancorp, Inc..............................  1,540      43,305
    Tiptree, Inc.........................................  7,900      47,005
    Tompkins Financial Corp..............................  3,206     235,769
    Towne Bank........................................... 10,653     276,552
    TriCo Bancshares.....................................  5,196     195,993
*   TriState Capital Holdings, Inc.......................  5,914     120,409
#*  Triumph Bancorp, Inc.................................  5,216     158,879
    TrustCo Bank Corp. NY................................ 24,011     186,325
#   Trustmark Corp....................................... 19,644     619,375
#   UMB Financial Corp...................................  2,418     155,622
    Umpqua Holdings Corp................................. 54,549     964,426
*   Unico American Corp..................................  1,400       8,813
    Union Bankshares Corp................................ 17,750     560,190
#   United Bankshares, Inc............................... 21,700     767,529
    United Community Banks, Inc.......................... 14,166     364,350
    United Community Financial Corp...................... 14,466     137,138
    United Financial Bancorp, Inc........................ 16,844     249,460
    United Fire Group, Inc...............................  6,646     345,592
#   United Insurance Holdings Corp.......................  6,028      98,377
    Unity Bancorp, Inc...................................  1,368      27,100
    Universal Insurance Holdings, Inc....................  2,484      93,696
    Univest Financial Corp...............................  7,583     178,125
    Unum Group........................................... 53,512   1,860,077
#   Valley National Bancorp.............................. 54,168     547,638
#*  Veritex Holdings, Inc................................ 11,147     294,950
#   Virtus Investment Partners, Inc......................  1,697     152,679
    Voya Financial, Inc.................................. 28,402   1,318,705
#   Waddell & Reed Financial, Inc., Class A.............. 20,045     343,170
    Walker & Dunlop, Inc.................................  5,048     242,657
    Washington Federal, Inc.............................. 13,458     391,493
    Washington Trust Bancorp, Inc........................  2,415     125,677
    Waterstone Financial, Inc............................  9,518     149,433
    WesBanco, Inc........................................ 15,128     614,348
    West Bancorporation, Inc.............................  2,647      57,016
    Western New England Bancorp, Inc..................... 12,440     115,070
    Westwood Holdings Group, Inc.........................  1,179      43,175
    White Mountains Insurance Group, Ltd.................    430     384,239
    Wintrust Financial Corp..............................  4,264     303,341
*   World Acceptance Corp................................  3,600     373,284
#   WSFS Financial Corp..................................  5,907     249,098
                                                                 -----------
TOTAL FINANCIALS.........................................         92,961,287
                                                                 -----------
HEALTH CARE -- (4.8%)
#*  Acadia Healthcare Co., Inc........................... 25,804     705,997
    Aceto Corp...........................................  9,096      11,006
*   Achillion Pharmaceuticals, Inc....................... 70,786     155,021
#*  Acorda Therapeutics, Inc............................. 22,288     370,649
*   Addus HomeCare Corp..................................  6,124     368,359
#*  Adverum Biotechnologies, Inc......................... 14,557      46,291
*   Akorn, Inc........................................... 15,029      56,509
*   Allscripts Healthcare Solutions, Inc................. 67,995     801,661
#*  AMAG Pharmaceuticals, Inc............................  8,645     141,519
*   American Shared Hospital Services....................    400       1,004
#*  Amneal Pharmaceuticals, Inc..........................  1,722      21,146

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
HEALTH CARE -- (Continued)
*   Amphastar Pharmaceuticals, Inc....................... 12,879 $  293,126
*   AngioDynamics, Inc................................... 12,603    265,923
#*  Anika Therapeutics, Inc..............................  3,714    141,095
#*  Applied Genetic Technologies Corp....................  4,817     14,258
*   Aptevo Therapeutics, Inc............................. 10,536     16,858
*   Aravive, Inc.........................................  1,603      6,444
*   Ardelyx, Inc......................................... 24,119     50,650
#*  Assertio Therapeutics, Inc........................... 14,644     65,312
#*  Avanos Medical, Inc.................................. 13,644    621,484
*   Bio-Rad Laboratories, Inc., Class A..................  3,027    756,356
*   Brookdale Senior Living, Inc......................... 47,258    385,153
#*  Calithera Biosciences, Inc...........................  3,973     17,720
#*  Cambrex Corp.........................................  2,529    110,391
*   Chimerix, Inc........................................ 20,509     47,786
*   Civitas Solutions, Inc...............................  1,755     31,116
#*  Community Health Systems, Inc........................ 17,477     68,859
#*  Concert Pharmaceuticals, Inc.........................  4,952     70,071
    CONMED Corp..........................................  6,019    423,437
*   Cross Country Healthcare, Inc........................  7,573     72,928
#*  CryoLife, Inc........................................  4,758    132,796
#*  Cumberland Pharmaceuticals, Inc......................  3,402     18,201
    Digirad Corp.........................................  7,000      4,938
#*  Diplomat Pharmacy, Inc...............................  7,552    109,504
*   Emergent BioSolutions, Inc...........................  1,969    122,846
*   Endo International P.L.C............................. 33,949    331,003
    Ensign Group, Inc. (The).............................  9,148    398,578
#*  Evolent Health, Inc., Class A........................ 11,939    211,082
*   Five Prime Therapeutics, Inc.........................  6,946     78,142
*   Five Star Senior Living, Inc.........................  3,016      2,262
*   FONAR Corp...........................................  1,830     40,443
*   Haemonetics Corp.....................................  4,942    488,813
*   Harvard Bioscience, Inc.............................. 11,180     38,347
    HealthStream, Inc....................................  6,405    161,150
*   HMS Holdings Corp.................................... 12,322    369,537
#*  Immune Design Corp...................................  2,815      4,391
#*  Infinity Pharmaceuticals, Inc........................  7,948      9,617
*   InfuSystem Holdings, Inc.............................  2,347      8,872
*   Integer Holdings Corp................................  8,618    697,972
#   Invacare Corp........................................ 14,077     72,356
    Kewaunee Scientific Corp.............................    637     20,511
#*  LHC Group, Inc.......................................  9,688  1,024,312
#   Luminex Corp.........................................  8,320    232,045
*   Magellan Health, Inc.................................  6,061    394,935
#*  Mallinckrodt P.L.C................................... 20,849    455,759
*   MEDNAX, Inc.......................................... 21,373    771,779
*   Medpace Holdings, Inc................................    800     51,520
#*  Melinta Therapeutics, Inc............................  1,983      1,674
*   Merit Medical Systems, Inc...........................  7,507    424,371
#*  Merrimack Pharmaceuticals, Inc.......................  5,810     32,245
*   Micron Solutions, Inc................................    291        728
*   Minerva Neurosciences, Inc...........................    500      3,290
#*  Myriad Genetics, Inc.................................  8,174    230,425
    National HealthCare Corp.............................  2,344    188,294
#*  Natus Medical, Inc...................................  2,541     85,733
*   NextGen Healthcare, Inc..............................  6,158    108,873
*   OraSure Technologies, Inc............................  4,200     53,970
*   Orthofix Medical, Inc................................  1,741     94,206
*   Otonomy, Inc......................................... 13,318     27,036
#   Owens & Minor, Inc................................... 13,325    100,870

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
HEALTH CARE -- (Continued)
#   Patterson Cos., Inc.................................. 14,180 $   316,072
#*  PDL BioPharma, Inc................................... 40,768     129,642
#   Perrigo Co. P.L.C.................................... 24,324   1,129,850
*   Premier, Inc., Class A...............................  4,143     164,850
#*  Prestige Consumer Healthcare, Inc....................  9,944     277,636
#*  Prothena Corp. P.L.C.................................  5,333      62,663
*   Providence Service Corp. (The).......................  3,206     205,633
#*  Quorum Health Corp...................................  5,941      17,407
#*  Ra Pharmaceuticals, Inc..............................  1,700      34,901
#*  Repligen Corp........................................  2,009     114,533
*   RTI Surgical, Inc.................................... 24,063     105,637
*   SeaSpine Holdings Corp...............................  2,563      39,188
*   Select Medical Holdings Corp......................... 33,657     525,722
#*  Sierra Oncology, Inc.................................  7,552      10,271
#*  Surgery Partners, Inc................................  8,900     116,412
#*  Syneos Health, Inc...................................  2,073     105,806
#   Taro Pharmaceutical Industries, Ltd..................    761      72,402
#*  Tetraphase Pharmaceuticals, Inc...................... 15,107      18,582
*   Triple-S Management Corp., Class B...................  4,208      84,833
*   United Therapeutics Corp.............................  6,717     774,672
#*  Varex Imaging Corp...................................  2,818      80,285
#*  Zafgen, Inc..........................................  5,153      22,879
                                                                 -----------
TOTAL HEALTH CARE........................................         18,151,431
                                                                 -----------
INDUSTRIALS -- (17.6%)
    AAR Corp.............................................  6,561     247,219
    ABM Industries, Inc.................................. 16,912     578,221
*   Acacia Research Corp................................. 22,344      67,926
    ACCO Brands Corp..................................... 28,133     248,414
#   Acme United Corp.....................................    100       1,671
    Actuant Corp., Class A............................... 13,597     311,235
    Acuity Brands, Inc...................................  2,006     242,545
*   Advanced Disposal Services, Inc...................... 18,035     454,482
#*  AECOM................................................ 66,299   2,029,412
*   Aegion Corp..........................................  8,070     146,471
*   Aerovironment, Inc...................................  3,667     284,779
    AGCO Corp............................................ 14,837     952,535
    Air Lease Corp....................................... 48,094   1,824,686
*   Air Transport Services Group, Inc....................  5,481     130,174
    Aircastle, Ltd....................................... 21,392     445,809
    Alamo Group, Inc.....................................  5,767     496,712
    Alaska Air Group, Inc................................ 21,844   1,396,924
    Albany International Corp., Class A..................  4,159     285,557
#   Allegiant Travel Co..................................    765      99,450
*   Alpha Pro Tech, Ltd..................................  3,388      13,552
#   AMERCO...............................................  4,785   1,735,328
*   Ameresco, Inc., Class A..............................  8,615     128,622
#*  American Woodmark Corp...............................  1,007      70,440
*   AMREP Corp...........................................    600       3,774
    Apogee Enterprises, Inc.............................. 10,351     352,659
*   ARC Document Solutions, Inc.......................... 22,733      55,241
*   ARC Group Worldwide, Inc.............................  2,464       2,365
    ArcBest Corp.........................................  8,910     335,194
    Arcosa, Inc.......................................... 15,469     455,253
#   Argan, Inc...........................................  5,177     218,573
*   Armstrong Flooring, Inc.............................. 11,968     161,807
*   Arotech Corp......................................... 12,206      42,111
*   ASGN, Inc............................................  5,598     352,618
    Astec Industries, Inc................................  7,688     284,610

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
INDUSTRIALS -- (Continued)
*   Astronics Corp.......................................  2,569 $   78,791
#*  Astronics Corp., Class B.............................    385     11,839
*   Atlas Air Worldwide Holdings, Inc....................  6,497    345,770
    AZZ, Inc............................................. 12,039    538,745
    Barnes Group, Inc....................................  8,772    518,250
#*  Beacon Roofing Supply, Inc........................... 13,105    476,105
*   BMC Stock Holdings, Inc.............................. 16,283    279,416
    Brady Corp., Class A.................................  9,901    442,674
    Briggs & Stratton Corp...............................  9,071    116,835
*   Broadwind Energy, Inc................................  2,514      3,771
*   Builders FirstSource, Inc............................  1,022     13,511
*   CAI International, Inc...............................  5,765    143,087
    Carlisle Cos., Inc...................................  1,365    147,051
*   CBIZ, Inc............................................ 17,838    349,625
*   CECO Environmental Corp..............................  9,481     65,229
#*  Celadon Group, Inc...................................  8,097     13,441
*   Chart Industries, Inc................................ 11,609    867,192
#*  CIRCOR International, Inc............................  4,246    117,402
*   Civeo Corp........................................... 26,178     66,230
*   Clean Harbors, Inc...................................  9,266    548,640
#*  Colfax Corp.......................................... 27,116    671,121
    Columbus McKinnon Corp...............................  5,038    182,376
*   Commercial Vehicle Group, Inc........................  4,537     33,891
    CompX International, Inc.............................    200      2,852
    Copa Holdings SA, Class A............................  3,026    287,016
    Costamare, Inc....................................... 14,859     75,484
*   Covenant Transportation Group, Inc., Class A.........  3,274     77,201
*   CPI Aerostructures, Inc..............................  3,207     22,481
    CRA International, Inc...............................  3,010    125,637
*   CSW Industrials, Inc.................................  2,996    154,743
    Cubic Corp...........................................  7,062    453,875
    Deluxe Corp..........................................  3,635    170,736
    DMC Global, Inc......................................    595     20,539
*   Ducommun, Inc........................................  3,539    139,330
*   DXP Enterprises, Inc.................................  3,786    124,597
#*  Dycom Industries, Inc................................  1,792    104,026
#*  Eagle Bulk Shipping, Inc.............................  4,235     17,406
    Eastern Co. (The)....................................    910     24,734
*   Echo Global Logistics, Inc...........................  6,865    163,112
    Ecology and Environment, Inc., Class A...............    210      2,421
    EMCOR Group, Inc.....................................  4,964    323,802
    Encore Wire Corp.....................................  5,068    273,165
    EnerSys..............................................  1,173    100,010
    Ennis, Inc...........................................  6,015    119,338
    EnPro Industries, Inc................................  2,748    181,505
    ESCO Technologies, Inc...............................  6,211    404,398
*   Esterline Technologies Corp..........................  7,691    935,995
    Federal Signal Corp.................................. 17,196    377,968
    Fortune Brands Home & Security, Inc..................  4,814    218,074
    Forward Air Corp.....................................  2,463    144,159
*   Franklin Covey Co....................................    790     19,244
    Franklin Electric Co., Inc...........................  8,994    429,733
#*  FreightCar America, Inc..............................  4,774     33,991
*   FTI Consulting, Inc.................................. 10,273    701,851
#*  FuelCell Energy, Inc.................................  5,143      2,639
#   GATX Corp............................................  9,182    694,894
*   Genco Shipping & Trading, Ltd........................  5,361     39,511
*   Gencor Industries, Inc...............................  1,822     25,253
*   Genesee & Wyoming, Inc., Class A..................... 15,696  1,232,450

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
INDUSTRIALS -- (Continued)
*   Gibraltar Industries, Inc............................  7,673 $  273,542
*   GMS, Inc............................................. 10,108    191,344
*   Goldfield Corp. (The)................................ 14,200     38,766
    Gorman-Rupp Co. (The)................................  9,371    323,768
*   GP Strategies Corp...................................  4,357     65,529
    Graham Corp..........................................  3,184     71,322
    Granite Construction, Inc............................ 10,076    435,485
*   Great Lakes Dredge & Dock Corp....................... 18,178    128,518
#   Greenbrier Cos., Inc. (The)..........................  6,125    259,761
    Griffon Corp......................................... 10,863    172,830
#   Hawaiian Holdings, Inc...............................  8,269    264,773
    Heartland Express, Inc...............................  4,857     97,189
    Heidrick & Struggles International, Inc..............  6,255    206,728
*   Herc Holdings, Inc...................................  1,714     63,504
*   Heritage-Crystal Clean, Inc..........................  3,996    102,298
    Herman Miller, Inc...................................  3,076    105,292
#*  Hertz Global Holdings, Inc........................... 12,896    213,945
*   Hill International, Inc..............................  8,440     28,527
    HNI Corp.............................................  3,677    142,925
*   Houston Wire & Cable Co..............................  4,069     25,513
*   Hub Group, Inc., Class A.............................  8,402    373,973
*   Hudson Global, Inc...................................  1,700      2,482
#*  Hudson Technologies, Inc.............................  8,444      9,879
    Hurco Cos., Inc......................................  1,730     66,346
*   Huron Consulting Group, Inc..........................  6,466    312,631
    Hyster-Yale Materials Handling, Inc..................  2,873    199,932
    ICF International, Inc...............................  4,421    291,432
*   IES Holdings, Inc....................................  1,262     21,126
*   InnerWorkings, Inc................................... 18,477     84,809
    Insteel Industries, Inc..............................  4,744    104,795
    ITT, Inc............................................. 12,802    672,873
    Jacobs Engineering Group, Inc........................  2,129    137,959
#*  JELD-WEN Holding, Inc................................  4,030     71,895
*   JetBlue Airways Corp................................. 84,042  1,511,916
    Kadant, Inc..........................................  1,102     94,001
#   Kaman Corp...........................................  6,925    409,406
    KBR, Inc............................................. 28,657    492,900
    Kelly Services, Inc., Class A........................  9,154    205,050
#   Kennametal, Inc......................................  9,814    368,810
#*  KeyW Holding Corp. (The)............................. 12,907     92,672
    Kimball International, Inc., Class B.................    655      9,255
*   Kirby Corp........................................... 14,913  1,117,133
#   Knight-Swift Transportation Holdings, Inc............ 28,668    910,209
    Knoll, Inc...........................................  3,746     75,519
    Korn/Ferry International............................. 13,957    636,439
*   Lawson Products, Inc.................................  1,607     47,567
*   LB Foster Co., Class A...............................  3,630     64,868
*   Limbach Holdings, Inc................................  1,631      9,215
    LS Starrett Co. (The), Class A.......................    489      3,081
    LSC Communications, Inc..............................  6,962     55,209
    LSI Industries, Inc..................................  7,336     23,989
*   Lydall, Inc..........................................  2,294     60,837
#   Macquarie Infrastructure Corp........................ 10,809    466,625
#*  Manitowoc Co., Inc. (The)............................  9,081    138,213
    ManpowerGroup, Inc...................................  7,979    630,580
    Marten Transport, Ltd................................ 14,216    275,080
#*  Masonite International Corp..........................  5,954    340,569
#*  MasTec, Inc.......................................... 10,913    484,319
    Matson, Inc.......................................... 10,742    359,964

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
INDUSTRIALS -- (Continued)
    Matthews International Corp., Class A................  4,448 $  197,892
    McGrath RentCorp.....................................  5,993    302,047
#*  Mercury Systems, Inc.................................  8,735    512,133
*   Milacron Holdings Corp............................... 12,467    172,793
    Miller Industries, Inc...............................  3,056     91,833
*   Mistras Group, Inc...................................  5,968     87,789
    Mobile Mini, Inc..................................... 10,925    412,856
    Moog, Inc., Class A..................................  6,241    558,382
#*  MRC Global, Inc...................................... 12,329    192,579
    Mueller Industries, Inc..............................  5,280    136,805
#   Multi-Color Corp.....................................  4,743    220,787
*   MYR Group, Inc.......................................  3,861    117,645
#   National Presto Industries, Inc......................  1,049    125,481
    Navigant Consulting, Inc............................. 12,572    325,866
*   NCI Building Systems, Inc............................    978      7,980
#*  Nexeo Solutions, Inc.................................  6,747     63,422
*   NL Industries, Inc...................................  5,599     21,220
#   NN, Inc..............................................  9,772     89,218
*   Northwest Pipe Co....................................  4,013     92,460
#*  NOW, Inc............................................. 28,487    385,429
*   NV5 Global, Inc......................................  1,675    118,540
*   Orion Group Holdings, Inc............................  8,609     36,330
    Owens Corning........................................ 18,544    971,520
*   PAM Transportation Services, Inc.....................  1,458     71,661
    Park-Ohio Holdings Corp..............................  2,900     94,192
#*  Patrick Industries, Inc..............................    465     18,554
*   Patriot Transportation Holding, Inc..................    178      3,457
*   Perma-Pipe International Holdings, Inc...............  1,500     13,050
*   PICO Holdings, Inc...................................  8,513     82,661
    Powell Industries, Inc...............................  4,041    112,784
    Preformed Line Products Co...........................  1,747     96,959
    Primoris Services Corp............................... 12,426    247,899
#   Quad/Graphics, Inc...................................  6,182     83,519
    Quanex Building Products Corp........................ 10,042    157,157
    Quanta Services, Inc................................. 38,352  1,355,360
*   Radiant Logistics, Inc............................... 12,254     60,535
*   RCM Technologies, Inc................................  4,177     16,290
    Regal Beloit Corp.................................... 10,781    827,550
*   Resideo Technologies, Inc............................  1,522     33,377
    Resources Connection, Inc............................ 10,756    179,733
#   REV Group, Inc.......................................  2,906     24,149
#*  Rexnord Corp.........................................  7,838    204,964
    Rush Enterprises, Inc., Class A......................  6,105    233,516
    Rush Enterprises, Inc., Class B......................  1,650     64,218
    Ryder System, Inc.................................... 11,573    670,192
*   Saia, Inc............................................  6,347    380,630
    Schneider National, Inc., Class B.................... 12,155    258,172
#   Scorpio Bulkers, Inc................................. 15,122     68,351
*   Sensata Technologies Holding P.L.C...................  1,537     73,008
*   SIFCO Industries, Inc................................    659      2,135
    Simpson Manufacturing Co., Inc.......................  4,308    264,425
    SkyWest, Inc......................................... 13,399    682,679
*   SP Plus Corp.........................................  5,677    187,909
    Spartan Motors, Inc..................................  8,315     70,012
*   Sparton Corp.........................................  2,441     44,890
*   Spirit Airlines, Inc................................. 16,509    971,059
*   SPX FLOW, Inc........................................  8,347    273,531
    Standex International Corp...........................  2,335    174,144
    Steelcase, Inc., Class A............................. 21,131    348,662

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
INDUSTRIALS -- (Continued)
#*  Stericycle, Inc...................................... 14,882 $   655,999
*   Sterling Construction Co., Inc.......................  6,799      90,019
#   Sun Hydraulics Corp..................................  1,147      40,627
#*  Sunrun, Inc.......................................... 14,696     195,457
#*  Team, Inc............................................  8,866     127,138
#   Terex Corp...........................................  5,734     176,091
    Tetra Tech, Inc......................................  9,342     515,585
*   Textainer Group Holdings, Ltd........................  7,888     102,702
*   Thermon Group Holdings, Inc..........................  8,245     190,130
    Timken Co. (The)..................................... 11,449     487,613
    Titan International, Inc............................. 16,208      91,089
*   Titan Machinery, Inc.................................  7,999     149,901
*   TriMas Corp..........................................  6,595     191,189
#   Trinity Industries, Inc.............................. 46,408   1,085,019
    Triton International, Ltd............................ 18,560     667,232
#   Triumph Group, Inc...................................  7,643     136,428
*   TrueBlue, Inc........................................  9,839     239,973
#*  Tutor Perini Corp.................................... 12,998     223,696
*   Twin Disc, Inc.......................................  2,022      36,639
*   Ultralife Corp.......................................    969       7,752
    UniFirst Corp........................................  1,599     221,350
    Universal Forest Products, Inc....................... 14,860     457,985
*   USA Truck, Inc.......................................  3,957      70,672
#   USG Corp.............................................  4,668     201,424
    Valmont Industries, Inc..............................  1,265     163,185
*   Vectrus, Inc.........................................  2,279      57,408
*   Veritiv Corp.........................................  3,347     114,300
    Viad Corp............................................  5,089     268,190
    Virco Manufacturing Corp.............................  4,400      18,656
    VSE Corp.............................................  1,686      55,014
#   Wabash National Corp................................. 14,256     198,729
#*  WageWorks, Inc.......................................    542      17,100
    Watts Water Technologies, Inc., Class A..............  5,095     381,463
#   Werner Enterprises, Inc.............................. 17,945     590,749
*   Wesco Aircraft Holdings, Inc......................... 23,343     204,018
*   WESCO International, Inc............................. 13,228     693,147
*   Willdan Group, Inc...................................    527      17,734
*   Willis Lease Finance Corp............................  2,293      87,776
                                                                 -----------
TOTAL INDUSTRIALS........................................         66,078,218
                                                                 -----------
INFORMATION TECHNOLOGY -- (10.2%)
#*  ADDvantage Technologies Group, Inc...................  1,399       2,015
    ADTRAN, Inc.......................................... 26,155     381,340
*   Advanced Energy Industries, Inc......................  3,351     171,873
*   Agilysys, Inc........................................  4,119      72,906
*   Airgain, Inc.........................................  1,645      17,684
*   Alithya Group, Inc., Class A.........................  4,727      13,094
*   Alpha & Omega Semiconductor, Ltd.....................  5,883      70,067
*   Amkor Technology, Inc................................ 81,248     649,984
#*  Amtech Systems, Inc..................................  6,555      32,972
*   Anixter International, Inc........................... 10,348     628,227
#*  Arlo Technologies, Inc............................... 14,959     107,555
*   ARRIS International P.L.C............................ 39,772   1,248,443
*   Arrow Electronics, Inc............................... 33,966   2,579,718
    AstroNova, Inc.......................................  1,475      29,471
*   Aviat Networks, Inc..................................  1,600      21,520
    Avnet, Inc........................................... 46,812   1,928,654
    AVX Corp............................................. 33,177     588,892
*   Aware, Inc...........................................  4,272      15,037

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
INFORMATION TECHNOLOGY -- (Continued)
*   Axcelis Technologies, Inc............................  9,046 $  188,428
#*  AXT, Inc............................................. 15,993     65,731
    Bel Fuse, Inc., Class B..............................  3,659     84,450
#   Belden, Inc..........................................  5,694    305,255
    Benchmark Electronics, Inc...........................  9,349    237,652
#*  BroadVision, Inc.....................................  1,325      2,253
    Brooks Automation, Inc............................... 13,745    427,882
*   BSQUARE Corp.........................................  2,065      4,419
*   CACI International, Inc., Class A....................  4,175    697,976
*   CalAmp Corp..........................................  3,728     53,720
*   Calix, Inc........................................... 14,209    154,594
*   Cardtronics P.L.C., Class A..........................  4,856    131,452
*   CEVA, Inc............................................  1,433     40,755
*   Ciena Corp...........................................  5,655    215,399
*   Cirrus Logic, Inc.................................... 10,576    392,898
*   Clearfield, Inc......................................  1,200     14,124
#*  Coherent, Inc........................................  2,955    349,281
    Cohu, Inc............................................ 12,716    223,039
*   CommScope Holding Co., Inc........................... 11,658    243,769
    Communications Systems, Inc..........................  2,300      5,405
*   Computer Task Group, Inc.............................  3,954     16,805
    Comtech Telecommunications Corp......................  7,920    197,762
*   Conduent, Inc........................................ 37,677    480,382
#*  Cray, Inc............................................  5,470    120,012
    CSP, Inc.............................................     66        640
    CTS Corp.............................................  8,123    230,450
#*  CyberOptics Corp.....................................  2,716     57,280
    Daktronics, Inc...................................... 12,960     97,589
*   Digi International, Inc..............................  9,527    112,990
*   Diodes, Inc.......................................... 12,034    404,703
*   DSP Group, Inc.......................................  3,572     45,150
*   EchoStar Corp., Class A.............................. 12,908    528,970
*   Electro Scientific Industries, Inc...................  7,444    223,320
*   Electronics for Imaging, Inc......................... 10,573    279,233
#*  Ellie Mae, Inc.......................................  2,677    202,917
#*  EMCORE Corp..........................................  6,506     28,561
*   ePlus, Inc...........................................  3,340    264,595
*   Evolving Systems, Inc................................  2,454      3,190
*   Fabrinet.............................................  8,009    455,232
*   FARO Technologies, Inc...............................  4,010    170,505
*   Finisar Corp......................................... 28,108    640,300
#*  First Solar, Inc..................................... 14,181    717,417
#*  Fitbit, Inc., Class A................................ 25,305    156,132
*   Flex, Ltd............................................ 92,357    888,474
*   FormFactor, Inc...................................... 14,214    213,494
*   Frequency Electronics, Inc...........................  2,659     35,258
*   GSI Technology, Inc..................................  4,816     37,131
#*  Harmonic, Inc........................................ 31,893    168,714
#*  Ichor Holdings, Ltd..................................  1,261     25,939
#*  II-VI, Inc........................................... 15,571    591,075
#*  Immersion Corp.......................................  1,200     11,388
#*  Infinera Corp........................................ 21,463     94,437
*   Insight Enterprises, Inc.............................  8,734    401,065
    InterDigital, Inc....................................  3,854    280,610
*   inTEST Corp..........................................  4,410     32,458
*   Intevac, Inc.........................................  7,564     42,056
    Jabil, Inc........................................... 41,431  1,104,136
    KEMET Corp...........................................  7,124    126,237
*   Key Tronic Corp......................................  2,718     19,706

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ ----------
INFORMATION TECHNOLOGY -- (Continued)
*   Kimball Electronics, Inc.............................  9,720 $  157,172
*   Knowles Corp......................................... 24,185    377,286
    Kulicke & Soffa Industries, Inc...................... 12,487    281,332
*   KVH Industries, Inc..................................  3,206     35,843
#*  Lightpath Technologies, Inc., Class A................  1,873      3,090
*   Limelight Networks, Inc.............................. 13,585     42,385
#*  LiveRamp Holdings, Inc............................... 20,047    870,842
#*  Lumentum Holdings, Inc...............................  5,065    247,729
*   Luxoft Holding, Inc..................................    321     18,628
#*  MACOM Technology Solutions Holdings, Inc.............  4,928     88,852
    ManTech International Corp., Class A.................  6,874    387,487
#*  MaxLinear, Inc.......................................  3,779     74,144
    Methode Electronics, Inc.............................  5,826    150,020
*   MicroStrategy, Inc., Class A.........................  1,004    127,398
    MKS Instruments, Inc.................................  7,498    612,062
    Monotype Imaging Holdings, Inc.......................  3,365     55,859
    MTS Systems Corp.....................................  2,568    128,554
*   Nanometrics, Inc.....................................  5,858    179,196
*   Napco Security Technologies, Inc.....................    938     14,736
#*  NeoPhotonics Corp.................................... 13,287     95,932
*   NETGEAR, Inc.........................................  7,554    299,214
*   Netscout Systems, Inc................................ 19,624    508,850
    Network-1 Technologies, Inc..........................  3,000      7,890
*   ON Semiconductor Corp................................ 25,727    515,569
*   OneSpan, Inc.........................................  7,254    105,836
*   Optical Cable Corp...................................  1,600      5,696
#*  OSI Systems, Inc.....................................  3,974    356,428
#*  PAR Technology Corp..................................  4,662    116,224
    Park Electrochemical Corp............................  2,063     46,995
    PC Connection, Inc...................................  6,934    229,723
*   PCM, Inc.............................................  4,296     91,720
    PC-Tel, Inc..........................................  4,282     22,652
#*  PDF Solutions, Inc...................................  9,595    100,843
*   Perficient, Inc......................................  9,552    243,672
    Perspecta, Inc.......................................  3,714     74,466
*   Photronics, Inc...................................... 18,041    192,858
    Plantronics, Inc.....................................  1,511     58,612
*   Plexus Corp..........................................  8,395    471,127
*   PRGX Global, Inc.....................................  2,300     21,068
*   Rambus, Inc.......................................... 23,438    211,411
*   RealNetworks, Inc....................................  5,224     13,791
#   RF Industries, Ltd...................................    681      5,571
*   Ribbon Communications, Inc........................... 19,409    108,302
    Richardson Electronics, Ltd..........................  3,224     23,761
*   Rogers Corp..........................................  4,223    535,941
#*  Rubicon Project, Inc. (The).......................... 13,046     58,185
*   Rudolph Technologies, Inc............................  8,606    186,922
*   Sanmina Corp......................................... 20,163    629,489
*   ScanSource, Inc......................................  6,350    243,269
    Science Applications International Corp..............  5,431    364,637
*   Seachange International, Inc......................... 13,521     21,498
*   SMTC Corp............................................  1,836      9,015
#*  Steel Connect, Inc................................... 11,199     18,478
#*  Stratasys, Ltd.......................................  9,275    236,791
*   Super Micro Computer, Inc............................ 12,744    192,434
*   Sykes Enterprises, Inc............................... 10,441    287,858
#*  Synaptics, Inc.......................................  5,828    231,954
*   Synchronoss Technologies, Inc........................  8,428     60,429
    SYNNEX Corp.......................................... 10,748  1,039,976

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Tech Data Corp.......................................   9,711 $   928,663
*   Telaria, Inc.........................................     780       2,488
    TESSCO Technologies, Inc.............................   3,407      54,546
#   TiVo Corp............................................  35,879     399,333
#*  TTM Technologies, Inc................................  26,524     304,496
#*  Ultra Clean Holdings, Inc............................  11,190     132,713
*   Veeco Instruments, Inc...............................  14,697     144,178
*   Verint Systems, Inc..................................   5,707     276,048
#*  Viavi Solutions, Inc.................................  12,830     142,670
    Vishay Intertechnology, Inc..........................  34,468     672,126
*   Vishay Precision Group, Inc..........................   2,563      85,681
    Xerox Corp...........................................  36,334   1,024,982
    Xperi Corp...........................................   6,929     148,488
                                                                  -----------
TOTAL INFORMATION TECHNOLOGY.............................          38,118,361
                                                                  -----------
MATERIALS -- (5.2%)
*   AdvanSix, Inc........................................   3,947     124,883
#*  AgroFresh Solutions, Inc.............................  10,796      43,400
*   Alcoa Corp...........................................  34,204   1,015,175
#*  Allegheny Technologies, Inc..........................  12,383     339,170
    American Vanguard Corp...............................   9,936     174,079
*   Ampco-Pittsburgh Corp................................   4,848      16,871
    Ashland Global Holdings, Inc.........................  13,288   1,008,559
    Boise Cascade Co.....................................   9,960     273,601
    Carpenter Technology Corp............................  13,131     620,571
#*  Century Aluminum Co..................................  15,308     140,834
*   Clearwater Paper Corp................................   4,361     147,053
*   Coeur Mining, Inc....................................  32,834     169,095
    Commercial Metals Co.................................  17,876     311,936
    Core Molding Technologies, Inc.......................   2,490      21,663
    Domtar Corp..........................................  13,667     640,982
    Element Solutions, Inc...............................  51,777     581,974
    Ferroglobe P.L.C.....................................  17,682      40,492
#*  Flotek Industries, Inc...............................  15,915      40,742
    Friedman Industries, Inc.............................   1,905      14,688
    FutureFuel Corp......................................  14,713     269,395
    Gold Resource Corp...................................   7,937      35,637
#   Graphic Packaging Holding Co.........................  34,254     413,446
    Greif, Inc., Class A.................................   6,268     244,452
    Greif, Inc., Class B.................................   1,431      64,610
    Hawkins, Inc.........................................   2,704     112,189
    Haynes International, Inc............................   3,948     129,494
#   HB Fuller Co.........................................  10,074     497,555
#   Hecla Mining Co...................................... 130,656     352,771
    Huntsman Corp........................................  52,125   1,145,186
    Innophos Holdings, Inc...............................   4,390     131,261
    Innospec, Inc........................................   6,121     430,123
*   Intrepid Potash, Inc.................................  31,876      99,134
*   Kraton Corp..........................................   7,897     222,695
#   Kronos Worldwide, Inc................................   2,402      31,634
    Louisiana-Pacific Corp...............................  24,028     585,803
*   LSB Industries, Inc..................................   3,651      27,200
    Materion Corp........................................   6,626     310,958
    Mercer International, Inc............................  16,859     249,007
    Minerals Technologies, Inc...........................   7,929     464,402
#   Nexa Resources SA....................................     968       8,576
    Olin Corp............................................  30,411     718,004
    Olympic Steel, Inc...................................   3,793      73,091
#   Owens-Illinois, Inc..................................   3,769      75,644

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------ ------------
MATERIALS -- (Continued)
    PH Glatfelter Co..................................... 10,635 $    135,915
*   PQ Group Holdings, Inc...............................  4,376       65,859
#   Rayonier Advanced Materials, Inc.....................  6,945      100,564
    Reliance Steel & Aluminum Co......................... 21,094    1,727,177
    Resolute Forest Products, Inc........................ 21,514      167,809
    Schnitzer Steel Industries, Inc., Class A............  8,293      200,691
    Schweitzer-Mauduit International, Inc................  7,750      248,465
    Sonoco Products Co................................... 11,831      681,229
    Steel Dynamics, Inc.................................. 13,603      497,734
    Stepan Co............................................  5,683      499,706
#*  Summit Materials, Inc., Class A...................... 12,664      193,253
*   SunCoke Energy, Inc.................................. 19,275      216,651
    Synalloy Corp........................................    842       13,304
#*  TimkenSteel Corp..................................... 17,420      221,757
*   Trecora Resources....................................  3,192       27,675
    Tredegar Corp........................................  6,533      106,553
    Trinseo SA...........................................  1,527       74,899
    Tronox, Ltd., Class A................................ 16,399      143,655
*   UFP Technologies, Inc................................  1,242       40,986
    United States Lime & Minerals, Inc...................    941       64,938
#   United States Steel Corp............................. 33,986      766,044
*   Universal Stainless & Alloy Products, Inc............  2,690       48,232
#*  US Concrete, Inc.....................................  1,782       63,439
*   Venator Materials P.L.C..............................  1,780        8,277
*   Verso Corp., Class A.................................  7,342      181,127
    Worthington Industries, Inc.......................... 13,566      511,845
                                                                 ------------
TOTAL MATERIALS..........................................          19,425,819
                                                                 ------------
REAL ESTATE -- (0.4%)
    Alexander & Baldwin, Inc.............................  4,000       92,160
    Consolidated-Tomoka Land Co..........................  1,012       61,803
*   Forestar Group, Inc..................................  1,413       22,622
*   FRP Holdings, Inc....................................    768       38,953
*   Howard Hughes Corp. (The)............................  1,915      212,641
    Jones Lang LaSalle, Inc..............................    325       46,608
#   Kennedy-Wilson Holdings, Inc.........................  5,882      117,581
    Newmark Group, Inc., Class A.........................  1,193       12,467
*   Rafael Holdings, Inc., Class B.......................  5,162       79,598
    RE/MAX Holdings, Inc., Class A.......................  3,415      142,474
#   Realogy Holdings Corp................................ 27,392      486,208
*   St Joe Co. (The).....................................  4,421       68,791
*   Stratus Properties, Inc..............................    650       15,405
*   Tejon Ranch Co.......................................  7,057      132,813
                                                                 ------------
TOTAL REAL ESTATE........................................           1,530,124
                                                                 ------------
UTILITIES -- (0.2%)
#   Genie Energy, Ltd., Class B..........................  1,400       11,788
#   Ormat Technologies, Inc..............................  9,366      540,512
    TerraForm Power, Inc., Class A.......................  4,886       58,045
                                                                 ------------
TOTAL UTILITIES..........................................             610,345
                                                                 ------------
TOTAL COMMON STOCKS......................................         331,068,048
                                                                 ------------

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            SHARES      VALUE+
                                                           --------- ------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
*>>  Media General, Inc. Contingent Value Rights..........    11,816 $        925
                                                                     ------------
TOTAL INVESTMENT SECURITIES...............................            331,068,973
                                                                     ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
     State Street Institutional U.S. Government Money
       Market Fund 2.320%................................. 1,086,828    1,086,828
                                                                     ------------
SECURITIES LENDING COLLATERAL -- (11.4%)
@(S) DFA Short Term Investment Fund....................... 3,704,526   42,865,072
                                                                     ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $364,120,108)^^...................................           $375,020,873
                                                                     ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------
                                 LEVEL 1        LEVEL 2   LEVEL 3    TOTAL
                               ------------   ----------- ------- ------------
Common Stocks
   Communication Services..... $ 11,324,756            --   --    $ 11,324,756
   Consumer Discretionary.....   42,935,097            --   --      42,935,097
   Consumer Staples...........   13,746,464            --   --      13,746,464
   Energy.....................   26,186,146            --   --      26,186,146
   Financials.................   92,958,653   $     2,634   --      92,961,287
   Health Care................   18,151,431            --   --      18,151,431
   Industrials................   66,078,218            --   --      66,078,218
   Information Technology.....   38,118,361            --   --      38,118,361
   Materials..................   19,425,819            --   --      19,425,819
   Real Estate................    1,530,124            --   --       1,530,124
   Utilities..................      610,345            --   --         610,345
Rights/Warrants
   Consumer Discretionary.....           --           925   --             925
Temporary Cash Investments....    1,086,828            --   --       1,086,828
Securities Lending
  Collateral..................           --    42,865,072   --      42,865,072
                               ------------   -----------   --    ------------
TOTAL......................... $332,152,242   $42,868,631   --    $375,020,873
                               ============   ===========   ==    ============

                         VA U.S. LARGE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- -----------
COMMON STOCKS -- (98.6%)
COMMUNICATION SERVICES -- (8.7%)
#   Altice USA, Inc., Class A............................  16,543 $   324,904
    AT&T, Inc............................................ 571,030  17,165,162
    CenturyLink, Inc..................................... 121,947   1,868,228
*   Charter Communications, Inc., Class A................  13,352   4,420,180
    Comcast Corp., Class A............................... 340,756  12,461,447
#*  Discovery, Inc., Class A.............................  20,493     581,591
*   Discovery, Inc., Class C.............................  28,874     769,492
*   DISH Network Corp., Class A..........................   6,976     213,954
*   Liberty Broadband Corp., Class A.....................     600      50,862
*   Liberty Broadband Corp., Class C.....................   3,821     324,861
*   Liberty Media Corp.-Liberty Braves, Class A..........     214       5,808
#*  Liberty Media Corp.-Liberty Formula One, Class A.....     535      16,371
#*  Liberty Media Corp.-Liberty Formula One, Class C.....   1,727      54,176
*   Liberty Media Corp.-Liberty SiriusXM, Class A........   2,140      85,129
*   Liberty Media Corp.-Liberty SiriusXM, Class C........   6,909     276,084
*   Madison Square Garden Co. (The), Class A.............     622     172,854
    News Corp., Class A..................................  10,744     137,846
    News Corp., Class B..................................   6,265      81,006
*   Sprint Corp..........................................  33,154     206,881
*   T-Mobile US, Inc.....................................  16,821   1,171,078
    Viacom, Inc., Class B................................  31,707     932,820
                                                                  -----------
TOTAL COMMUNICATION SERVICES.............................          41,320,734
                                                                  -----------
CONSUMER DISCRETIONARY -- (7.4%)
    Advance Auto Parts, Inc..............................   4,728     752,698
    Aramark..............................................  15,248     502,422
    Autoliv, Inc.........................................   6,304     503,374
    BorgWarner, Inc......................................  20,653     844,708
#*  CarMax, Inc..........................................   7,071     415,633
    Carnival Corp........................................  24,422   1,406,219
*   Dollar Tree, Inc.....................................  12,195   1,180,842
    DR Horton, Inc.......................................  50,604   1,945,724
    Foot Locker, Inc.....................................   9,583     535,594
    Ford Motor Co........................................ 255,773   2,250,802
    Gap, Inc. (The)......................................  16,330     415,435
    Garmin, Ltd..........................................  12,206     844,411
    General Motors Co....................................  92,225   3,598,620
    Gentex Corp..........................................  27,109     574,169
    Goodyear Tire & Rubber Co. (The).....................  25,015     530,068
    Harley-Davidson, Inc.................................   5,778     212,977
    Hyatt Hotels Corp., Class A..........................   2,188     152,963
    Kohl's Corp..........................................  24,910   1,711,068
    Lear Corp............................................   6,060     932,816
    Lennar Corp., Class A................................  19,882     942,804
    Lennar Corp., Class B................................     607      23,139
*   LKQ Corp.............................................  22,046     578,046
    Macy's, Inc..........................................  40,996   1,078,195
    MGM Resorts International............................  32,476     956,093
*   Mohawk Industries, Inc...............................   9,865   1,270,513
    Newell Brands, Inc...................................  10,577     224,338
*   Norwegian Cruise Line Holdings, Ltd..................  26,812   1,378,941
    PulteGroup, Inc......................................  39,397   1,095,631
    PVH Corp.............................................   8,175     891,974
*   Qurate Retail, Inc...................................  46,141   1,003,567

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
    Ralph Lauren Corp....................................   5,787 $   672,102
    Royal Caribbean Cruises, Ltd.........................  17,135   2,057,057
    Tapestry, Inc........................................   8,069     312,351
    Target Corp..........................................  26,856   1,960,488
    Toll Brothers, Inc...................................   5,980     220,901
#*  Veoneer, Inc.........................................   6,304     187,922
#   Whirlpool Corp.......................................   7,935   1,055,434
                                                                  -----------
TOTAL CONSUMER DISCRETIONARY.............................          35,220,039
                                                                  -----------
CONSUMER STAPLES -- (5.2%)
    Archer-Daniels-Midland Co............................  20,188     906,441
    Bunge, Ltd...........................................   9,355     515,180
    Conagra Brands, Inc..................................   4,245      91,862
    Constellation Brands, Inc., Class A..................   4,363     757,678
#   Coty, Inc., Class A..................................  11,459      88,922
    Ingredion, Inc.......................................   4,331     428,769
    JM Smucker Co. (The).................................  13,623   1,428,780
    Kraft Heinz Co. (The)................................  13,469     647,320
    Kroger Co. (The).....................................  34,417     975,034
    Molson Coors Brewing Co., Class B....................  23,693   1,578,191
    Mondelez International, Inc., Class A................  63,318   2,929,091
#*  Post Holdings, Inc...................................   6,680     620,038
    Seaboard Corp........................................      12      46,370
    Tyson Foods, Inc., Class A...........................  23,525   1,456,668
*   US Foods Holding Corp................................  20,298     684,448
    Walgreens Boots Alliance, Inc........................  53,539   3,868,728
    Walmart, Inc.........................................  76,563   7,337,032
                                                                  -----------
TOTAL CONSUMER STAPLES...................................          24,360,552
                                                                  -----------
ENERGY -- (14.3%)
    Anadarko Petroleum Corp..............................  16,618     786,530
#   Apache Corp..........................................  36,776   1,206,988
*   Apergy Corp..........................................     120       4,034
    Baker Hughes a GE Co.................................  14,996     353,456
    Chevron Corp......................................... 117,255  13,443,286
    Cimarex Energy Co....................................   2,323     175,015
*   Concho Resources, Inc................................  12,560   1,505,190
    ConocoPhillips.......................................  79,014   5,348,458
    Devon Energy Corp....................................  41,038   1,093,663
    Diamondback Energy, Inc..............................   8,510     877,551
    Exxon Mobil Corp..................................... 238,956  17,510,696
    Helmerich & Payne, Inc...............................   6,825     382,132
    Hess Corp............................................  14,260     770,040
    HollyFrontier Corp...................................  23,175   1,305,680
    Kinder Morgan, Inc................................... 128,290   2,322,049
    Marathon Oil Corp....................................  95,803   1,512,729
    Marathon Petroleum Corp..............................  62,220   4,122,697
    Murphy Oil Corp......................................  14,637     400,322
    National Oilwell Varco, Inc..........................  19,350     570,438
    Noble Energy, Inc....................................  48,069   1,073,862
    Occidental Petroleum Corp............................  52,103   3,479,438
*   Parsley Energy, Inc., Class A........................  11,062     205,532
    PBF Energy, Inc., Class A............................   8,760     320,791
    Phillips 66..........................................  14,531   1,386,403
    Pioneer Natural Resources Co.........................   6,438     916,256
    Schlumberger, Ltd....................................  29,353   1,297,696
    Targa Resources Corp.................................  16,690     717,837
    TechnipFMC P.L.C.....................................  22,952     526,978

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
ENERGY -- (Continued)
#*  Transocean, Ltd......................................   8,100 $    69,417
    Valero Energy Corp...................................  32,870   2,886,643
    Williams Cos., Inc. (The)............................  31,899     859,040
*   WPX Energy, Inc......................................   9,946     121,938
                                                                  -----------
TOTAL ENERGY.............................................          67,552,785
                                                                  -----------
FINANCIALS -- (22.4%)
    Aflac, Inc...........................................  42,650   2,034,405
    Alleghany Corp.......................................     521     329,043
    Allstate Corp. (The).................................  18,131   1,593,171
    Ally Financial, Inc..................................  51,633   1,345,556
    American Financial Group, Inc........................   5,612     535,329
    American International Group, Inc....................  23,508   1,016,251
*   Arch Capital Group, Ltd..............................  11,751     344,892
    Assurant, Inc........................................   3,963     381,994
*   Athene Holding, Ltd., Class A........................   6,508     279,193
    Axis Capital Holdings, Ltd...........................   1,673      89,589
    Bank of America Corp................................. 335,377   9,548,183
    Bank of New York Mellon Corp. (The)..................  62,976   3,294,904
    BB&T Corp............................................  36,312   1,772,026
*   Berkshire Hathaway, Inc., Class B....................  47,702   9,804,669
*   Brighthouse Financial, Inc...........................   2,289      85,471
    Capital One Financial Corp...........................  34,138   2,751,181
    Chubb, Ltd...........................................   9,800   1,303,890
    Cincinnati Financial Corp............................   1,542     125,087
    CIT Group, Inc.......................................   8,140     375,987
    Citigroup, Inc....................................... 126,031   8,123,958
    Citizens Financial Group, Inc........................  14,080     477,594
    CNA Financial Corp...................................   3,404     156,107
    Everest Re Group, Ltd................................   2,530     554,197
    Fifth Third Bancorp..................................  73,951   1,983,366
    First American Financial Corp........................   2,900     145,232
    First Horizon National Corp..........................   2,778      40,781
    Franklin Resources, Inc..............................     367      10,867
    Goldman Sachs Group, Inc. (The)......................  25,386   5,026,682
    Hartford Financial Services Group, Inc. (The)........  39,107   1,834,901
#   Huntington Bancshares, Inc........................... 101,425   1,342,867
    Invesco, Ltd.........................................  12,680     231,030
    Janus Henderson Group P.L.C..........................   3,700      80,771
    Jefferies Financial Group, Inc.......................   6,961     144,858
    JPMorgan Chase & Co.................................. 118,846  12,300,561
    KeyCorp..............................................  62,044   1,021,865
    Lincoln National Corp................................  11,260     658,597
    Loews Corp...........................................  17,112     819,665
    M&T Bank Corp........................................   1,901     312,791
    MetLife, Inc.........................................  25,180   1,149,971
    Morgan Stanley.......................................  91,268   3,860,636
#   New York Community Bancorp, Inc......................  21,486     249,667
    Old Republic International Corp......................  13,666     275,370
    PacWest Bancorp......................................   7,951     306,829
    People's United Financial, Inc.......................   8,409     137,739
    PNC Financial Services Group, Inc. (The).............  21,899   2,686,350
    Principal Financial Group, Inc.......................  27,286   1,366,210
#   Prosperity Bancshares, Inc...........................   2,167     154,160
    Prudential Financial, Inc............................  13,537   1,247,299
    Regions Financial Corp...............................  97,923   1,485,492
    Reinsurance Group of America, Inc....................   4,352     628,646
    RenaissanceRe Holdings, Ltd..........................   2,550     351,977
    Santander Consumer USA Holdings, Inc.................  14,288     272,329

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
FINANCIALS -- (Continued)
    State Street Corp....................................   8,498 $    602,508
    SunTrust Banks, Inc..................................  20,607    1,224,468
    Synchrony Financial..................................  19,684      591,307
    Travelers Cos., Inc. (The)...........................  19,149    2,403,966
    Unum Group...........................................  17,168      596,760
    Voya Financial, Inc..................................   6,430      298,545
    Wells Fargo & Co..................................... 263,781   12,901,529
    WR Berkley Corp......................................   5,696      437,965
    Zions Bancorp NA.....................................  15,492      737,264
                                                                  ------------
TOTAL FINANCIALS.........................................          106,244,498
                                                                  ------------
HEALTH CARE -- (15.1%)
    Abbott Laboratories..................................  57,952    4,229,337
    Allergan P.L.C.......................................   7,075    1,018,659
    Anthem, Inc..........................................  19,167    5,807,601
    Becton Dickinson and Co..............................   1,565      390,405
*   Bio-Rad Laboratories, Inc., Class A..................     754      188,402
    Cardinal Health, Inc.................................  20,724    1,035,578
*   Centene Corp.........................................  17,106    2,233,530
*   Cigna Corp...........................................  22,531    4,501,919
    CVS Health Corp......................................  92,322    6,051,707
    Danaher Corp.........................................  32,152    3,566,300
*   DaVita, Inc..........................................  19,353    1,086,284
    DENTSPLY SIRONA, Inc.................................   5,350      224,433
    Humana, Inc..........................................   8,529    2,635,376
*   IQVIA Holdings, Inc..................................  11,213    1,446,589
*   Jazz Pharmaceuticals P.L.C...........................   2,401      302,262
*   Laboratory Corp. of America Holdings.................  12,237    1,705,226
    McKesson Corp........................................  10,191    1,306,996
    Medtronic P.L.C......................................  69,631    6,154,684
*   Mylan NV.............................................  52,664    1,577,287
*   Nektar Therapeutics..................................   1,722       72,909
    PerkinElmer, Inc.....................................     200       18,100
    Perrigo Co. P.L.C....................................   8,650      401,793
    Pfizer, Inc.......................................... 412,985   17,531,213
    Quest Diagnostics, Inc...............................  15,230    1,330,340
    STERIS P.L.C.........................................   3,874      441,868
*   Syneos Health, Inc...................................   1,106       56,450
    Thermo Fisher Scientific, Inc........................  16,736    4,111,533
*   United Therapeutics Corp.............................   3,563      410,921
    Universal Health Services, Inc., Class B.............   8,793    1,165,336
    Zimmer Biomet Holdings, Inc..........................   6,119      670,398
                                                                  ------------
TOTAL HEALTH CARE........................................           71,673,436
                                                                  ------------
INDUSTRIALS -- (9.8%)
*   AECOM................................................   9,375      286,969
    AGCO Corp............................................   8,813      565,795
    Alaska Air Group, Inc................................   8,150      521,193
    AMERCO...............................................   1,048      380,068
    Arconic, Inc.........................................  31,892      600,207
    Arcosa, Inc..........................................   1,576       46,382
    Carlisle Cos., Inc...................................   6,401      689,580
    Cummins, Inc.........................................   6,850    1,007,703
    Curtiss-Wright Corp..................................     486       55,171
    Delta Air Lines, Inc.................................  45,864    2,267,058
    Dover Corp...........................................  10,840      952,077
    Eaton Corp. P.L.C....................................  31,345    2,390,056
    FedEx Corp...........................................  16,376    2,907,886

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
#   Flowserve Corp.......................................   2,500 $   110,100
    Fluor Corp...........................................  15,095     552,024
    Fortune Brands Home & Security, Inc..................   2,188      99,116
    General Electric Co..................................  92,257     937,331
*   Genesee & Wyoming, Inc., Class A.....................   2,258     177,298
    Hubbell, Inc.........................................   1,016     111,079
    Ingersoll-Rand P.L.C.................................  13,320   1,332,533
    Jacobs Engineering Group, Inc........................   6,798     440,510
*   JetBlue Airways Corp.................................  35,732     642,819
    Johnson Controls International P.L.C.................  45,036   1,520,866
    Kansas City Southern.................................  11,873   1,255,570
    L3 Technologies, Inc.................................   6,230   1,226,562
    ManpowerGroup, Inc...................................   7,464     589,880
    Nielsen Holdings P.L.C...............................  25,763     661,594
    Norfolk Southern Corp................................  19,191   3,219,098
    nVent Electric P.L.C.................................  15,571     389,586
    Oshkosh Corp.........................................   7,131     535,182
    Owens Corning........................................  13,548     709,780
    PACCAR, Inc..........................................  15,231     997,935
    Parker-Hannifin Corp.................................   5,299     873,328
    Pentair P.L.C........................................  17,893     737,013
    Quanta Services, Inc.................................  13,088     462,530
    Republic Services, Inc...............................  28,633   2,196,437
*   Sensata Technologies Holding P.L.C...................   6,879     326,753
    Snap-on, Inc.........................................   4,686     777,829
    Southwest Airlines Co................................  29,205   1,657,676
    Stanley Black & Decker, Inc..........................  17,128   2,165,664
*   Teledyne Technologies, Inc...........................     412      92,379
    Textron, Inc.........................................  32,300   1,719,329
*   United Continental Holdings, Inc.....................  30,813   2,689,051
    United Technologies Corp.............................  27,776   3,279,512
    USG Corp.............................................   5,422     233,959
#   Wabtec Corp..........................................   4,613     319,035
*   XPO Logistics, Inc...................................  14,263     866,905
                                                                  -----------
TOTAL INDUSTRIALS........................................          46,576,408
                                                                  -----------
INFORMATION TECHNOLOGY -- (10.2%)
*   Akamai Technologies, Inc.............................   4,465     290,672
    Amdocs, Ltd..........................................  11,768     657,596
    Analog Devices, Inc..................................  10,063     994,828
*   ARRIS International P.L.C............................  11,357     356,496
*   Arrow Electronics, Inc...............................  11,131     845,399
    Avnet, Inc...........................................   7,787     320,824
    Broadcom, Inc........................................   5,785   1,551,826
    Cisco Systems, Inc...................................  91,506   4,327,319
    Corning, Inc.........................................  55,013   1,829,732
    Cypress Semiconductor Corp...........................   3,217      44,620
*   Dell Technologies, Class C...........................   4,282     208,062
    Dolby Laboratories, Inc., Class A....................     858      55,453
    DXC Technology Co....................................  23,052   1,478,094
    Fidelity National Information Services, Inc..........  20,027   2,093,422
*   First Solar, Inc.....................................   2,021     102,242
*   Flex, Ltd............................................  27,933     268,716
    FLIR Systems, Inc....................................   3,183     155,585
    Hewlett Packard Enterprise Co........................ 106,724   1,663,827
    HP, Inc.............................................. 106,724   2,351,130
    Intel Corp........................................... 358,421  16,888,798
    Jabil, Inc...........................................   1,501      40,002
    Juniper Networks, Inc................................  44,380   1,151,217

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE+
                                                          ------ -----------
INFORMATION TECHNOLOGY -- (Continued)
    Lam Research Corp....................................  1,304 $   221,132
    Leidos Holdings, Inc................................. 16,325     946,850
    LogMeIn, Inc.........................................    896      83,346
    Marvell Technology Group, Ltd........................ 17,533     324,887
*   Micron Technology, Inc............................... 86,728   3,314,744
    MKS Instruments, Inc.................................    295      24,081
*   ON Semiconductor Corp................................ 20,038     401,562
    Perspecta, Inc.......................................  2,634      52,812
*   Qorvo, Inc...........................................  8,700     568,632
    QUALCOMM, Inc........................................  8,512     421,514
    Skyworks Solutions, Inc..............................  4,150     303,116
    SS&C Technologies Holdings, Inc......................  2,613     134,543
    SYNNEX Corp..........................................  1,879     181,812
*   Synopsys, Inc........................................    651      60,771
    TE Connectivity, Ltd................................. 16,559   1,340,451
    Western Digital Corp................................. 17,977     808,785
*   Worldpay, Inc., Class A..............................  5,700     475,836
    Xerox Corp........................................... 28,577     806,157
                                                                 -----------
TOTAL INFORMATION TECHNOLOGY.............................         48,146,891
                                                                 -----------
MATERIALS -- (4.9%)
    Air Products & Chemicals, Inc........................  6,186   1,016,917
    Albemarle Corp.......................................  7,679     619,926
*   Alcoa Corp........................................... 16,263     482,686
    Ashland Global Holdings, Inc.........................  5,633     427,545
    Ball Corp............................................ 10,479     547,842
    Celanese Corp........................................  6,024     576,858
    CF Industries Holdings, Inc.......................... 24,955   1,089,286
    DowDuPont, Inc....................................... 50,001   2,690,554
    Eastman Chemical Co.................................. 18,227   1,469,461
    FMC Corp.............................................  3,749     299,170
    Freeport-McMoRan, Inc................................ 90,264   1,050,673
    Huntsman Corp........................................ 15,318     336,536
    International Paper Co............................... 29,226   1,386,189
    Linde P.L.C..........................................  1,805     294,233
    LyondellBasell Industries NV, Class A................  4,202     365,448
#   Martin Marietta Materials, Inc.......................  4,539     801,950
    Mosaic Co. (The)..................................... 21,306     687,758
    Newmont Mining Corp.................................. 46,634   1,590,686
    Nucor Corp........................................... 42,059   2,575,693
    Packaging Corp. of America...........................  4,021     379,261
    Reliance Steel & Aluminum Co.........................  8,693     711,783
#   Royal Gold, Inc......................................  2,190     191,340
    Sonoco Products Co...................................  2,845     163,815
    Steel Dynamics, Inc.................................. 28,855   1,055,804
    Valvoline, Inc....................................... 16,013     354,047
    Vulcan Materials Co..................................  9,441     959,678
    Westlake Chemical Corp...............................  5,517     407,706
    WestRock Co.......................................... 17,163     698,706
                                                                 -----------
TOTAL MATERIALS..........................................         23,231,551
                                                                 -----------
REAL ESTATE -- (0.3%)
*   CBRE Group, Inc., Class A............................ 10,772     492,819
*   Howard Hughes Corp. (The)............................    807      89,609
    Jones Lang LaSalle, Inc..............................  5,582     800,515
                                                                 -----------
TOTAL REAL ESTATE........................................          1,382,943
                                                                 -----------

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                           VALUE+
                                                             SHARES     ------------
UTILITIES -- (0.3%)
      MDU Resources Group, Inc.............................     6,027   $    154,954
      NRG Energy, Inc......................................    17,305        707,948
*     Vistra Energy Corp...................................    22,141        555,960
                                                                        ------------
TOTAL UTILITIES............................................                1,418,862
                                                                        ------------
TOTAL COMMON STOCKS........................................              467,128,699
                                                                        ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government Money
        Market Fund 2.320%................................. 1,319,462      1,319,462
                                                                        ------------
SECURITIES LENDING COLLATERAL -- (1.1%)
@(S)  DFA Short Term Investment Fund.......................   459,034      5,311,482
                                                                        ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $402,291,187)^^....................................             $473,759,643
                                                                        ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------
                                 LEVEL 1       LEVEL 2   LEVEL 3    TOTAL
                               ------------   ---------- ------- ------------
Common Stocks
   Communication Services..... $ 41,320,734           --   --    $ 41,320,734
   Consumer Discretionary.....   35,220,039           --   --      35,220,039
   Consumer Staples...........   24,360,552           --   --      24,360,552
   Energy.....................   67,552,785           --   --      67,552,785
   Financials.................  106,244,498           --   --     106,244,498
   Health Care................   71,673,436           --   --      71,673,436
   Industrials................   46,576,408           --   --      46,576,408
   Information Technology.....   48,146,891           --   --      48,146,891
   Materials..................   23,231,551           --   --      23,231,551
   Real Estate................    1,382,943           --   --       1,382,943
   Utilities..................    1,418,862           --   --       1,418,862
Temporary Cash Investments....    1,319,462           --   --       1,319,462
Securities Lending
  Collateral..................           --   $5,311,482   --       5,311,482
                               ------------   ----------   --    ------------
TOTAL......................... $468,448,161   $5,311,482   --    $473,759,643
                               ============   ==========   ==    ============

                       VA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                          SHARES    VALUE>>
                                                          ------- -----------
COMMON STOCKS -- (93.7%)
AUSTRALIA -- (5.9%)
    AMP, Ltd............................................. 143,782 $   237,066
    Aurizon Holdings, Ltd................................  79,484     254,700
    Australia & New Zealand Banking Group, Ltd........... 242,031   4,405,898
#   Bank of Queensland, Ltd..............................  41,357     306,404
    Bendigo & Adelaide Bank, Ltd.........................  45,980     361,311
    BlueScope Steel, Ltd.................................  71,685     654,940
    Boral, Ltd........................................... 108,300     391,797
    Crown Resorts, Ltd...................................   8,789      76,587
    Downer EDI, Ltd......................................  34,395     178,900
    Fortescue Metals Group, Ltd.......................... 241,074     995,855
#   Harvey Norman Holdings, Ltd..........................  57,544     141,314
    Incitec Pivot, Ltd................................... 153,141     369,619
    LendLease Group......................................  39,494     351,745
    National Australia Bank, Ltd......................... 160,525   2,787,460
    Newcrest Mining, Ltd.................................  35,390     629,616
*   Origin Energy, Ltd...................................  92,720     484,426
    QBE Insurance Group, Ltd.............................  62,715     490,779
#   Qube Holdings, Ltd...................................  59,269     116,127
    Santos, Ltd.......................................... 145,413     686,088
    South32, Ltd......................................... 423,270   1,083,046
    Star Entertainment Grp, Ltd. (The)...................  68,502     221,653
    Suncorp Group, Ltd...................................  44,488     420,754
    Tabcorp Holdings, Ltd................................  91,547     310,249
    Westpac Banking Corp.................................  15,636     279,447
    Whitehaven Coal, Ltd................................. 105,012     379,991
    Woodside Petroleum, Ltd..............................  67,785   1,695,535
    WorleyParsons, Ltd...................................  14,874     150,670
                                                                  -----------
TOTAL AUSTRALIA..........................................          18,461,977
                                                                  -----------
AUSTRIA -- (0.2%)
    Raiffeisen Bank International AG.....................   8,733     231,012
#   Verbund AG...........................................   1,266      64,702
    Voestalpine AG.......................................   5,509     176,045
                                                                  -----------
TOTAL AUSTRIA............................................             471,759
                                                                  -----------
BELGIUM -- (0.8%)
    Ageas................................................  12,339     573,710
    KBC Group NV.........................................  14,235     966,414
    Proximus SADP........................................      95       2,550
    Solvay SA............................................   6,973     759,149
    UCB SA...............................................   3,073     266,285
                                                                  -----------
TOTAL BELGIUM............................................           2,568,108
                                                                  -----------
CANADA -- (7.8%)
#   AltaGas, Ltd.........................................   9,391      96,129
#   ARC Resources, Ltd...................................  29,257     211,531
    Bank of Montreal.....................................  27,773   2,032,706
    Bank of Nova Scotia (The)............................  46,450   2,644,286
#   Bank of Nova Scotia (The)............................   5,796     330,024
    Barrick Gold Corp....................................  18,756     251,089
    Barrick Gold Corp....................................  45,362     607,397
#   Cameco Corp..........................................  21,467     260,180
    Canadian Natural Resources, Ltd......................  70,304   1,888,365
#   Cenovus Energy, Inc..................................  36,533     284,592

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
CANADA -- (Continued)
    Empire Co., Ltd., Class A............................   6,745 $   151,640
    Encana Corp..........................................   5,076      34,846
#   Encana Corp..........................................  47,818     328,988
    Fairfax Financial Holdings, Ltd......................   2,694   1,274,368
    First Quantum Minerals, Ltd..........................  30,796     356,487
#   Genworth MI Canada, Inc..............................   2,700      91,873
    Goldcorp, Inc........................................  19,400     217,040
    Goldcorp, Inc........................................  36,283     406,007
    Great-West Lifeco, Inc...............................  10,780     231,360
    Husky Energy, Inc....................................  44,388     526,665
*   IA Financial Crop., Inc..............................  11,174     415,087
    Imperial Oil, Ltd....................................  14,091     401,453
*   Kinross Gold Corp.................................... 136,784     457,005
#   Linamar Corp.........................................   5,720     221,756
    Lundin Mining Corp...................................  68,620     313,345
    Magna International, Inc.............................  19,649   1,039,629
    Manulife Financial Corp..............................   7,308     117,411
#   Manulife Financial Corp..............................  73,184   1,176,799
    Metro, Inc...........................................   2,061      74,930
    Nutrien, Ltd.........................................   3,400     176,139
#   Nutrien, Ltd.........................................  17,525     908,125
*   Seven Generations Energy, Ltd., Class A..............  27,202     211,165
#*  Stars Group, Inc. (The)..............................   2,641      47,829
    Sun Life Financial, Inc..............................   1,883      67,928
    Sun Life Financial, Inc..............................  24,050     867,965
    Suncor Energy, Inc...................................  45,346   1,462,584
    Suncor Energy, Inc...................................  52,501   1,696,832
    Teck Resources, Ltd., Class B........................  14,790     360,196
    Teck Resources, Ltd., Class B........................  53,286   1,298,047
    TMX Group, Ltd.......................................   3,800     228,934
    Tourmaline Oil Corp..................................  19,704     268,728
*   Turquoise Hill Resources, Ltd........................  38,520      64,496
    Wheaton Precious Metals Corp.........................   4,534      95,514
                                                                  -----------
TOTAL CANADA.............................................          24,197,470
                                                                  -----------
DENMARK -- (1.4%)
    AP Moller - Maersk A.S., Class A.....................     139     173,530
    AP Moller - Maersk A.S., Class B.....................     167     223,343
    Carlsberg A.S., Class B..............................   7,124     815,585
    Danske Bank A.S......................................  17,957     332,696
    DSV A.S..............................................   6,473     516,599
    H Lundbeck A.S.......................................   5,957     261,571
    ISS A.S..............................................  12,670     359,078
    Rockwool International A.S., Class A.................      30       6,987
    Rockwool International A.S., Class B.................     680     182,387
#   Tryg A.S.............................................   2,628      67,049
    Vestas Wind Systems A.S..............................  16,721   1,382,212
#*  William Demant Holding A.S...........................   3,835     121,150
                                                                  -----------
TOTAL DENMARK............................................           4,442,187
                                                                  -----------
FINLAND -- (0.8%)
    Fortum Oyj...........................................  27,784     631,473
    Nokia Oyj............................................  99,024     625,599
    Stora Enso Oyj, Class R..............................  17,144     230,626
    UPM-Kymmene Oyj......................................  39,810   1,156,152
                                                                  -----------
TOTAL FINLAND............................................           2,643,850
                                                                  -----------

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
FRANCE -- (9.4%)
    Amundi SA............................................   2,207 $   126,984
    Arkema SA............................................   5,461     517,416
    AXA SA...............................................  58,603   1,359,013
    BNP Paribas SA.......................................  51,999   2,450,503
    Bollore SA...........................................  71,678     295,681
    Bouygues SA..........................................  26,110     924,117
    Carrefour SA.........................................  64,792   1,281,317
    Cie de Saint-Gobain..................................  39,204   1,352,851
    Cie Generale des Etablissements Michelin SCA.........  16,862   1,831,582
    CNP Assurances.......................................  14,800     336,240
    Credit Agricole SA...................................  26,596     303,764
    Electricite de France SA.............................  53,134     879,501
    Engie SA.............................................  69,337   1,111,563
    Natixis SA...........................................  69,834     357,975
    Orange SA............................................ 138,204   2,143,598
    Peugeot SA...........................................  69,936   1,759,268
    Renault SA...........................................  22,289   1,577,280
    Sanofi...............................................   4,861     422,508
    SCOR SE..............................................   6,163     259,337
    SES SA...............................................  13,379     272,681
    Societe Generale SA..................................  36,966   1,152,581
    Total SA............................................. 159,187   8,726,810
                                                                  -----------
TOTAL FRANCE.............................................          29,442,570
                                                                  -----------
GERMANY -- (6.2%)
    Allianz SE, Sponsored ADR............................   9,798     207,375
    Allianz SE...........................................     776     164,646
    BASF SE..............................................   3,633     266,145
    Bayer AG.............................................  24,879   1,885,723
    Bayerische Motoren Werke AG..........................  27,499   2,316,801
*   Commerzbank AG.......................................  75,025     539,983
    Continental AG.......................................   2,004     316,705
    Daimler AG...........................................  76,726   4,545,166
    Deutsche Bank AG.....................................  47,302     420,482
    Deutsche Bank AG.....................................  47,848     424,890
    Deutsche Lufthansa AG................................  32,675     824,915
    Deutsche Telekom AG..................................  62,600   1,017,930
    Evonik Industries AG.................................  11,238     307,343
    Fraport AG Frankfurt Airport Services Worldwide......   3,242     256,228
    Hapag-Lloyd AG.......................................   1,606      40,547
    HeidelbergCement AG..................................  17,579   1,217,296
*   Innogy SE............................................   6,946     297,413
    METRO AG.............................................   7,700     130,306
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen...........................................   5,592   1,247,912
    RWE AG...............................................  54,130   1,346,301
*   Talanx AG............................................   4,970     184,669
    Telefonica Deutschland Holding AG....................  92,553     324,477
    Uniper SE............................................  16,317     473,139
    Volkswagen AG........................................   2,814     490,911
    Wacker Chemie AG.....................................   1,208     127,798
                                                                  -----------
TOTAL GERMANY............................................          19,375,101
                                                                  -----------
HONG KONG -- (3.1%)
    Bank of East Asia, Ltd. (The)........................  27,400      92,422
    BOC Aviation, Ltd....................................  18,500     157,306
    Cathay Pacific Airways, Ltd..........................  88,000     135,470
    CK Asset Holdings, Ltd...............................  63,000     530,385
    CK Hutchison Holdings, Ltd........................... 164,012   1,656,390

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
HONG KONG -- (Continued)
    Great Eagle Holdings, Ltd............................     4,000 $   18,535
    Guoco Group, Ltd.....................................     7,000     89,903
    Hang Lung Group, Ltd.................................    77,000    226,284
    Hang Lung Properties, Ltd............................   120,000    262,757
    Henderson Land Development Co., Ltd..................    62,050    352,737
    Kerry Properties, Ltd................................    57,000    236,751
#   Melco International Development, Ltd.................    51,000    119,675
    MTR Corp., Ltd.......................................    23,054    128,936
    New World Development Co., Ltd.......................   495,842    782,017
    NWS Holdings, Ltd....................................   118,889    271,891
    PCCW, Ltd............................................    53,000     31,550
    Shangri-La Asia, Ltd.................................    52,000     67,902
    Sino Land Co., Ltd...................................   277,815    499,591
    SJM Holdings, Ltd....................................   155,000    163,700
    Sun Hung Kai Properties, Ltd.........................    95,362  1,599,464
    Swire Pacific, Ltd., Class A.........................    51,500    609,925
    Swire Pacific, Ltd., Class B.........................    92,500    165,314
    WH Group, Ltd........................................   564,000    483,650
    Wharf Holdings, Ltd. (The)...........................   115,635    349,507
    Wheelock & Co., Ltd..................................    53,000    339,763
    Yue Yuen Industrial Holdings, Ltd....................    60,500    206,354
                                                                    ----------
TOTAL HONG KONG..........................................            9,578,179
                                                                    ----------
IRELAND -- (0.4%)
    AIB Group P.L.C......................................    35,416    158,546
    Bank of Ireland Group P.L.C..........................    57,304    343,859
    CRH P.L.C., Sponsored ADR............................    17,802    513,410
    Paddy Power Betfair P.L.C............................     2,674    218,418
                                                                    ----------
TOTAL IRELAND............................................            1,234,233
                                                                    ----------
ISRAEL -- (0.4%)
    Bank Hapoalim BM.....................................    67,998    460,904
    Bank Leumi Le-Israel BM..............................    51,608    341,201
*   First International Bank Of Israel, Ltd..............     4,732    112,043
    Israel Discount Bank, Ltd., Class A..................   136,444    482,581
                                                                    ----------
TOTAL ISRAEL.............................................            1,396,729
                                                                    ----------
ITALY -- (2.0%)
    Assicurazioni Generali SpA...........................    51,192    896,232
    Eni SpA..............................................     9,656    163,725
*   Fiat Chrysler Automobiles NV.........................    70,272  1,202,486
    Intesa Sanpaolo SpA..................................   749,849  1,715,747
    Mediobanca Banca di Credito Finanziario SpA..........    16,313    142,164
*   Telecom Italia SpA................................... 1,601,899    891,304
*   Telecom Italia SpA, Sponsored ADR....................    18,000     98,820
    UniCredit SpA........................................    85,289    985,979
                                                                    ----------
TOTAL ITALY..............................................            6,096,457
                                                                    ----------
JAPAN -- (21.5%)
    AGC, Inc.............................................    21,000    711,696
    Aisin Seiki Co., Ltd.................................    11,500    454,648
    Amada Holdings Co., Ltd..............................    28,900    290,875
    Aoyama Trading Co., Ltd..............................     1,900     47,476
    Aozora Bank, Ltd.....................................     2,900     89,321
    Asahi Kasei Corp.....................................     7,900     86,682
    Bank of Kyoto, Ltd. (The)............................     2,500    106,275
    Brother Industries, Ltd..............................    16,000    270,015

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Canon Marketing Japan, Inc...........................   3,900 $   75,540
    Chiba Bank, Ltd. (The)...............................  22,000    133,916
    Chugoku Bank, Ltd. (The).............................   4,700     43,152
    Citizen Watch Co., Ltd...............................  31,000    165,474
    Coca-Cola Bottlers Japan Holdings, Inc...............  12,000    370,658
    Concordia Financial Group, Ltd.......................  57,500    237,168
    Cosmo Energy Holdings Co., Ltd.......................   1,600     36,223
    Credit Saison Co., Ltd...............................   9,900    130,453
    Dai Nippon Printing Co., Ltd.........................   9,300    215,249
    Daicel Corp..........................................  28,800    302,064
    Daido Steel Co., Ltd.................................   2,600    108,685
    Dai-ichi Life Holdings, Inc..........................  36,900    599,145
    Daiwa Securities Group, Inc.......................... 121,000    603,458
    DeNA Co., Ltd........................................   9,600    169,863
    Denka Co., Ltd.......................................   5,400    173,708
    Denso Corp...........................................  14,100    648,553
    DIC Corp.............................................   8,000    256,471
#   Dowa Holdings Co., Ltd...............................   4,900    156,987
    Ebara Corp...........................................   9,400    259,455
    Fuji Media Holdings, Inc.............................   1,800     26,632
    FUJIFILM Holdings Corp...............................  11,200    481,221
    Fukuoka Financial Group, Inc.........................   9,200    203,250
    Fukuyama Transporting Co., Ltd.......................   3,000    120,653
    Furukawa Electric Co., Ltd...........................   8,100    242,954
    Fuyo General Lease Co., Ltd..........................     200      9,991
    Glory, Ltd...........................................   2,300     57,140
    Gunma Bank, Ltd. (The)...............................  12,000     52,892
    H2O Retailing Corp...................................   8,300    116,812
    Hachijuni Bank, Ltd. (The)...........................  15,000     66,419
    Hankyu Hanshin Holdings, Inc.........................  17,800    635,365
    Haseko Corp..........................................   1,400     15,528
    Heiwa Corp...........................................   5,200    109,868
    Hiroshima Bank, Ltd. (The)...........................  12,500     72,353
    Hitachi Capital Corp.................................   6,000    136,743
    Hitachi Chemical Co., Ltd............................  12,900    212,781
    Hitachi Metals, Ltd..................................  26,700    300,375
    Hitachi Transport System, Ltd........................     900     25,134
    Hitachi, Ltd.........................................  64,100  2,016,488
    Honda Motor Co., Ltd................................. 106,400  3,194,336
    House Foods Group, Inc...............................     800     27,852
    Ibiden Co., Ltd......................................  12,200    177,848
    Idemitsu Kosan Co., Ltd..............................  14,700    518,725
    Iida Group Holdings Co., Ltd.........................  14,400    262,063
    Inpex Corp...........................................  64,600    620,962
    Isetan Mitsukoshi Holdings, Ltd......................  13,100    134,817
    ITOCHU Corp..........................................  52,600    964,905
    Itoham Yonekyu Holdings, Inc.........................   9,300     59,167
    Iyo Bank, Ltd. (The).................................  12,500     69,074
    J Front Retailing Co., Ltd...........................  24,500    280,825
    Japan Post Holdings Co., Ltd.........................  27,800    341,746
    JFE Holdings, Inc....................................  47,800    842,590
    JSR Corp.............................................  22,400    362,173
    JTEKT Corp...........................................  21,800    283,142
    JXTG Holdings, Inc................................... 211,827  1,157,026
    Kajima Corp..........................................  24,300    345,659
    Kamigumi Co., Ltd....................................   6,400    141,684
    Kandenko Co., Ltd....................................   8,900     83,606
    Kaneka Corp..........................................   7,200    281,483
    Kawasaki Heavy Industries, Ltd.......................  15,400    387,982

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Kinden Corp..........................................   4,300 $   70,634
    Kobe Steel, Ltd......................................  31,600    253,850
    Kokuyo Co., Ltd......................................   5,300     77,397
    Konica Minolta, Inc..................................  47,400    477,271
    K's Holdings Corp....................................   9,600     95,650
    Kuraray Co., Ltd.....................................  35,100    539,790
    Kyocera Corp.........................................   6,600    371,730
    Kyushu Financial Group, Inc..........................   5,550     22,609
    Lintec Corp..........................................   1,100     24,359
    LIXIL Group Corp.....................................  28,300    416,769
    Mabuchi Motor Co., Ltd...............................   1,300     45,598
    Maeda Corp...........................................  15,800    156,089
    Maeda Road Construction Co., Ltd.....................   6,100    118,767
    Marubeni Corp........................................  59,600    464,558
    Mazda Motor Corp.....................................  56,800    628,619
    Mebuki Financial Group, Inc..........................  28,540     80,021
    Medipal Holdings Corp................................   5,300    122,330
    Mitsubishi Chemical Holdings Corp....................  76,500    657,405
    Mitsubishi Corp......................................  53,400  1,565,059
    Mitsubishi Gas Chemical Co., Inc.....................  16,700    264,138
    Mitsubishi Heavy Industries, Ltd.....................  24,200    935,708
    Mitsubishi Logistics Corp............................   2,599     66,584
    Mitsubishi Materials Corp............................  11,500    329,194
    Mitsubishi Tanabe Pharma Corp........................   7,000    109,666
    Mitsubishi UFJ Financial Group, Inc.................. 386,000  2,070,472
    Mitsubishi UFJ Lease & Finance Co., Ltd..............  39,000    199,637
    Mitsui & Co., Ltd....................................  32,800    535,884
    Mitsui Chemicals, Inc................................  19,900    499,589
    Mitsui Fudosan Co., Ltd..............................   7,800    189,500
    Mitsui OSK Lines, Ltd................................  10,600    264,851
    Mizuho Financial Group, Inc.......................... 736,200  1,208,367
    MS&AD Insurance Group Holdings, Inc..................  14,150    418,890
    Nagase & Co., Ltd....................................   7,600    111,239
    NEC Corp.............................................  28,000    940,939
    NGK Insulators, Ltd..................................  19,900    306,029
    NGK Spark Plug Co., Ltd..............................   7,700    165,904
    NH Foods, Ltd........................................  10,300    407,586
    NHK Spring Co., Ltd..................................  19,400    179,982
    Nikkon Holdings Co., Ltd.............................   1,000     25,184
    Nikon Corp...........................................   2,700     46,166
    Nippo Corp...........................................   5,000     95,445
    Nippon Electric Glass Co., Ltd.......................   5,900    164,307
    Nippon Express Co., Ltd..............................   6,700    423,983
    Nippon Kayaku Co., Ltd...............................  11,300    142,285
#   Nippon Paper Industries Co., Ltd.....................   8,000    156,865
    Nippon Shokubai Co., Ltd.............................   3,200    212,111
    Nippon Steel & Sumitomo Metal Corp...................  46,118    854,028
    Nippon Yusen K.K.....................................  14,500    242,760
    Nipro Corp...........................................   7,700    103,334
    Nishi-Nippon Financial Holdings, Inc.................   4,500     40,587
    Nissan Motor Co., Ltd................................ 134,500  1,148,629
    Nisshinbo Holdings, Inc..............................  12,600    109,924
    NOK Corp.............................................   9,000    145,358
    Nomura Holdings, Inc................................. 190,800    745,040
    Nomura Real Estate Holdings, Inc.....................  10,800    209,753
    NSK, Ltd.............................................  35,700    348,210
#   NTN Corp.............................................  38,200    125,530
    Obayashi Corp........................................  70,100    667,021
    Oji Holdings Corp....................................  93,000    538,525

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
    ORIX Corp............................................  69,100 $ 1,042,292
    Rengo Co., Ltd.......................................  20,300     177,701
    Resona Holdings, Inc.................................  83,100     419,870
    Ricoh Co., Ltd.......................................  55,100     586,973
    Rohm Co., Ltd........................................   4,900     345,840
    Sankyo Co., Ltd......................................   1,800      69,761
    Sega Sammy Holdings, Inc.............................   3,400      47,916
    Seino Holdings Co., Ltd..............................   7,900     109,216
#   Sekisui House, Ltd...................................  68,600   1,025,254
    Shimamura Co., Ltd...................................   1,900     164,532
    Shimizu Corp.........................................  58,900     501,250
    Shinsei Bank, Ltd....................................   5,500      74,465
    Shizuoka Bank, Ltd. (The)............................  13,000     108,775
    Sojitz Corp..........................................  89,970     345,911
    Sompo Holdings, Inc..................................   9,897     373,158
    Sumitomo Bakelite Co., Ltd...........................   1,400      52,200
    Sumitomo Chemical Co., Ltd........................... 160,700     838,305
    Sumitomo Corp........................................  45,500     704,500
    Sumitomo Electric Industries, Ltd....................  71,600   1,020,181
    Sumitomo Forestry Co., Ltd...........................  11,400     148,691
    Sumitomo Heavy Industries, Ltd.......................  12,100     410,470
    Sumitomo Metal Mining Co., Ltd.......................  24,700     714,395
    Sumitomo Mitsui Financial Group, Inc.................  65,900   2,451,610
    Sumitomo Mitsui Trust Holdings, Inc..................  10,303     390,271
    Sumitomo Osaka Cement Co., Ltd.......................   1,600      70,991
    Sumitomo Rubber Industries, Ltd......................  17,500     243,253
    Suzuken Co., Ltd.....................................   1,700      89,259
    T&D Holdings, Inc....................................  33,100     410,906
    Taiheiyo Cement Corp.................................  12,600     432,605
    Takashimaya Co., Ltd.................................  10,999     149,475
    Takeda Pharmaceutical Co., Ltd.......................  12,667     511,408
    TDK Corp.............................................     300      23,741
    Teijin, Ltd..........................................  18,500     319,733
    THK Co., Ltd.........................................   1,400      33,447
    Toda Corp............................................  12,000      76,738
#   Toho Holdings Co., Ltd...............................   2,400      58,789
    Tokai Rika Co., Ltd..................................   3,500      62,273
    Tokio Marine Holdings, Inc...........................   1,400      68,552
    Tokyo Tatemono Co., Ltd..............................  17,400     211,580
    Tokyu Fudosan Holdings Corp..........................  70,500     384,087
    Toppan Printing Co., Ltd.............................  10,000     163,890
    Toray Industries, Inc................................  27,000     200,100
    Tosoh Corp...........................................  26,000     369,266
    Toyo Seikan Group Holdings, Ltd......................  11,800     265,611
    Toyoda Gosei Co., Ltd................................   6,400     140,025
    Toyota Industries Corp...............................   5,900     292,292
    Toyota Motor Corp....................................  79,470   4,891,385
    Toyota Tsusho Corp...................................  11,400     362,585
    TS Tech Co., Ltd.....................................   4,700     141,408
    Ube Industries, Ltd..................................  10,600     239,696
    Universal Entertainment Corp.........................   1,600      48,150
    Wacoal Holdings Corp.................................   1,800      48,811
#   Yamada Denki Co., Ltd................................  40,900     201,412
    Yamaguchi Financial Group, Inc.......................   6,000      60,992
    Yamato Kogyo Co., Ltd................................   1,600      41,783
    Yokohama Rubber Co., Ltd. (The)......................  11,900     252,409
    Zeon Corp............................................  13,700     140,855
                                                                  -----------
TOTAL JAPAN..............................................          67,252,227
                                                                  -----------

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
NETHERLANDS -- (3.3%)
    ABN AMRO Group NV....................................  29,120 $   726,135
#   Aegon NV............................................. 122,916     633,231
    ArcelorMittal........................................  21,499     496,560
#   ArcelorMittal........................................  33,843     795,302
    ASR Nederland NV.....................................   2,287      96,461
*   Coca-Cola European Partners P.L.C....................   1,208      56,688
    ING Groep NV, Sponsored ADR..........................  18,092     214,752
    ING Groep NV......................................... 114,815   1,362,373
    Koninklijke Ahold Delhaize NV........................ 109,832   2,893,658
#   Koninklijke DSM NV...................................  15,966   1,493,078
    Koninklijke Philips NV...............................   2,580     101,729
    Koninklijke Vopak NV.................................   5,834     296,479
    NN Group NV..........................................  14,563     614,957
    Randstad NV..........................................   7,585     365,631
                                                                  -----------
TOTAL NETHERLANDS........................................          10,147,034
                                                                  -----------
NEW ZEALAND -- (0.2%)
    Air New Zealand, Ltd.................................  75,203     146,246
    Auckland International Airport, Ltd..................  50,292     255,966
    EBOS Group, Ltd......................................  10,248     153,645
*   Fletcher Building, Ltd...............................  41,420     143,186
#   Fonterra Co-operative Group, Ltd.....................   4,334      14,207
    SKYCITY Entertainment Group, Ltd.....................   9,716      25,822
                                                                  -----------
TOTAL NEW ZEALAND........................................             739,072
                                                                  -----------
NORWAY -- (0.9%)
    Austevoll Seafood ASA................................   6,393      81,642
    DNB ASA..............................................  55,000     976,207
    Equinor ASA..........................................   2,751      62,905
    Norsk Hydro ASA...................................... 140,284     650,360
    SpareBank 1 SR-Bank ASA..............................  10,821     117,151
    Storebrand ASA.......................................  27,367     209,737
    Subsea 7 SA..........................................  23,150     262,690
    Yara International ASA...............................   7,181     296,942
                                                                  -----------
TOTAL NORWAY.............................................           2,657,634
                                                                  -----------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA....................................   7,795      70,222
                                                                  -----------
SINGAPORE -- (1.1%)
    CapitaLand, Ltd...................................... 245,900     609,639
    City Developments, Ltd...............................  40,600     277,882
    Frasers Property, Ltd................................  23,600      31,774
    Golden Agri-Resources, Ltd........................... 524,200      98,923
    Hongkong Land Holdings, Ltd..........................  55,100     396,384
    Hutchison Port Holdings Trust........................ 275,100      69,002
    Keppel Corp., Ltd.................................... 182,400     829,410
    Olam International, Ltd..............................  53,900      74,150
    Sembcorp Industries, Ltd............................. 112,300     216,651
    Singapore Airlines, Ltd..............................  67,000     481,327
    Singapore Press Holdings, Ltd........................  21,700      40,536
    United Industrial Corp., Ltd.........................  13,400      29,752
    UOL Group, Ltd.......................................  23,399     115,796
    Wilmar International, Ltd............................ 128,600     318,511
                                                                  -----------
TOTAL SINGAPORE..........................................           3,589,737
                                                                  -----------

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
SOUTH AFRICA -- (0.0%)
    Nedbank Group, Ltd...................................     2,063 $   44,649
    Old Mutual, Ltd......................................    14,321     24,843
                                                                    ----------
TOTAL SOUTH AFRICA.......................................               69,492
                                                                    ----------
SPAIN -- (2.8%)
#   Banco Bilbao Vizcaya Argentaria SA...................   223,404  1,325,936
    Banco de Sabadell SA.................................   402,337    461,321
    Banco Santander SA................................... 1,027,019  4,870,775
    Bankia SA............................................    48,854    142,408
    Repsol SA............................................   112,338  1,971,873
                                                                    ----------
TOTAL SPAIN..............................................            8,772,313
                                                                    ----------
SWEDEN -- (2.7%)
#   BillerudKorsnas AB...................................    15,047    190,019
    Boliden AB...........................................    20,869    522,314
    Getinge AB, Class B..................................    16,901    190,834
    Holmen AB, Class B...................................     9,624    206,245
    Husqvarna AB, Class B................................    10,631     81,255
#   ICA Gruppen AB.......................................     8,732    307,119
#   Intrum AB............................................     5,674    162,147
    Millicom International Cellular SA...................     5,562    348,352
    Nordea Bank Abp......................................   134,566  1,224,723
    Pandox AB............................................     2,426     42,238
    Peab AB..............................................     3,561     29,685
    Skandinaviska Enskilda Banken AB, Class A............   102,385  1,074,699
    SKF AB, Class B......................................    23,124    389,505
    SSAB AB, Class A.....................................     9,099     36,069
    SSAB AB, Class B.....................................    36,937    123,673
    Svenska Cellulosa AB SCA, Class A....................       318      2,884
    Svenska Cellulosa AB SCA, Class B....................    40,820    359,052
    Svenska Handelsbanken AB, Class A....................    53,858    585,698
    Swedbank AB, Class A.................................    36,248    823,425
    Telefonaktiebolaget LM Ericsson, Sponsored ADR.......     1,867     16,635
    Telefonaktiebolaget LM Ericsson, Class B.............    61,120    544,791
    Telia Co. AB.........................................   175,120    763,164
    Trelleborg AB, Class B...............................    18,377    309,549
                                                                    ----------
TOTAL SWEDEN.............................................            8,334,075
                                                                    ----------
SWITZERLAND -- (7.8%)
    Adecco Group AG......................................    18,991    951,658
    Baloise Holding AG...................................     3,212    497,468
    Banque Cantonale Vaudoise............................        58     45,997
    Cie Financiere Richemont SA..........................    31,128  2,145,587
    Clariant AG..........................................    24,689    490,399
    Credit Suisse Group AG...............................    50,891    618,598
    Dufry AG.............................................     3,520    352,055
    Flughafen Zurich AG..................................     2,343    413,864
    Helvetia Holding AG..................................       228    134,984
    Julius Baer Group, Ltd...............................    17,349    697,295
    LafargeHolcim, Ltd...................................    17,735    834,037
    LafargeHolcim, Ltd...................................     8,340    389,929
    Lonza Group AG.......................................       619    163,539
    Novartis AG, Sponsored ADR...........................    50,733  4,440,152
    Novartis AG..........................................    20,736  1,810,269
    Swatch Group AG (The)................................     3,070    879,438
    Swatch Group AG (The)................................     5,580    310,483
    Swiss Life Holding AG................................     2,132    879,559
    Swiss Prime Site AG..................................     2,133    180,693

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
SWITZERLAND -- (Continued)
    Swiss Re AG..........................................    10,886 $  1,044,018
#   Swisscom AG..........................................     1,939      929,367
    UBS Group AG.........................................   128,899    1,671,008
#*  UBS Group AG.........................................    57,858      749,840
    Vifor Pharma AG......................................     1,694      215,602
    Zurich Insurance Group AG............................    10,999    3,452,066
                                                                    ------------
TOTAL SWITZERLAND........................................             24,297,905
                                                                    ------------
UNITED KINGDOM -- (14.7%)
    3i Group P.L.C.......................................    72,467      808,785
    Anglo American P.L.C.................................   102,776    2,626,520
    Antofagasta P.L.C....................................     5,469       62,521
    Aviva P.L.C..........................................   416,506    2,265,216
#   Barclays P.L.C., Sponsored ADR.......................   183,704    1,535,766
    Barratt Developments P.L.C...........................   101,643      718,934
#   BP P.L.C., Sponsored ADR.............................   122,642    5,043,035
    British American Tobacco P.L.C., Sponsored ADR.......     1,094       38,596
    British American Tobacco P.L.C.......................    44,869    1,581,634
    Glencore P.L.C.......................................   750,448    3,051,562
    GVC Holdings P.L.C...................................    10,609       93,484
#   HSBC Holdings P.L.C., Sponsored ADR..................   125,644    5,293,382
    Investec P.L.C.......................................    50,334      323,538
    J Sainsbury P.L.C....................................   199,056      745,355
    John Wood Group P.L.C................................    24,824      176,185
    Kingfisher P.L.C.....................................   171,023      499,618
    Lloyds Banking Group P.L.C........................... 2,815,231    2,146,232
    Lloyds Banking Group P.L.C., ADR.....................   492,605    1,492,593
    Melrose Industries P.L.C.............................    61,211      135,676
#   Micro Focus International P.L.C., Sponsored ADR......    14,530      277,523
    Pearson P.L.C........................................    12,532      148,992
#   Pearson P.L.C., Sponsored ADR........................    18,039      214,303
    Phoenix Group Holdings P.L.C.........................     9,797       81,683
    Royal Bank of Scotland Group P.L.C...................    20,710       65,697
#   Royal Bank of Scotland Group P.L.C., Sponsored ADR...    91,424      587,856
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A.....    77,596    4,790,001
#   Royal Dutch Shell P.L.C., Sponsored ADR, Class B.....    67,999    4,270,337
    Royal Mail P.L.C.....................................    67,116      236,478
    Standard Chartered P.L.C.............................   103,785      837,038
    Standard Life Aberdeen P.L.C.........................   175,855      581,373
    Tesco P.L.C..........................................     6,559       19,201
    Vodafone Group P.L.C................................. 1,510,348    2,754,546
    Vodafone Group P.L.C., Sponsored ADR.................    30,486      556,061
    Wm Morrison Supermarkets P.L.C.......................   265,568      816,664
    WPP P.L.C............................................    91,023    1,041,622
                                                                    ------------
TOTAL UNITED KINGDOM.....................................             45,918,007
                                                                    ------------
UNITED STATES -- (0.3%)
*   Linde P.L.C..........................................     5,087      825,101
                                                                    ------------
TOTAL COMMON STOCKS......................................            292,581,439
                                                                    ------------
PREFERRED STOCKS -- (1.1%)
GERMANY -- (1.1%)
    Bayerische Motoren Werke AG..........................     4,688      346,503
    Porsche Automobil Holding SE.........................     7,052      458,570

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                             SHARES       VALUE>>
                                                            ---------   ------------
GERMANY -- (Continued)
  Volkswagen AG............................................    15,413   $  2,628,943
                                                                        ------------
TOTAL GERMANY..............................................                3,434,016
                                                                        ------------
TOTAL INVESTMENT SECURITIES................................              296,015,455
                                                                        ------------

                                                                          VALUE+
-                                                                       ------------
SECURITIES LENDING COLLATERAL -- (5.2%)
@(S)  DFA Short Term Investment Fund....................... 1,393,066     16,119,170
                                                                        ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $322,275,026)^^....................................             $312,134,625
                                                                        ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------
                                 LEVEL 1       LEVEL 2    LEVEL 3    TOTAL
                               -----------   ------------ ------- ------------
Common Stocks
   Australia..................          --   $ 18,461,977   --    $ 18,461,977
   Austria....................          --        471,759   --         471,759
   Belgium....................          --      2,568,108   --       2,568,108
   Canada..................... $24,197,470             --   --      24,197,470
   Denmark....................          --      4,442,187   --       4,442,187
   Finland....................          --      2,643,850   --       2,643,850
   France.....................          --     29,442,570   --      29,442,570
   Germany....................     632,265     18,742,836   --      19,375,101
   Hong Kong..................          --      9,578,179   --       9,578,179
   Ireland....................     513,410        720,823   --       1,234,233
   Israel.....................          --      1,396,729   --       1,396,729
   Italy......................      98,820      5,997,637   --       6,096,457
   Japan......................          --     67,252,227   --      67,252,227
   Netherlands................   1,111,783      9,035,251   --      10,147,034
   New Zealand................          --        739,072   --         739,072
   Norway.....................          --      2,657,634   --       2,657,634
   Portugal...................          --         70,222   --          70,222
   Singapore..................          --      3,589,737   --       3,589,737
   South Africa...............          --         69,492   --          69,492
   Spain......................          --      8,772,313   --       8,772,313
   Sweden.....................      16,635      8,317,440   --       8,334,075
   Switzerland................   5,189,992     19,107,913   --      24,297,905
   United Kingdom.............  24,099,453     21,818,554   --      45,918,007
   United States..............     825,101             --   --         825,101
Preferred Stocks
   Germany....................          --      3,434,016   --       3,434,016
Securities Lending
  Collateral..................          --     16,119,170   --      16,119,170
                               -----------   ------------   --    ------------
TOTAL......................... $56,684,929   $255,449,696   --    $312,134,625
                               ===========   ============   ==    ============

                       VA INTERNATIONAL SMALL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                          SHARES  VALUE>>
                                                          ------- --------
COMMON STOCKS -- (93.9%)
AUSTRALIA -- (6.2%)
*   3P Learning, Ltd.....................................  16,910 $ 14,165
#   A2B Australia, Ltd...................................   9,538   14,236
    Accent Group, Ltd....................................  55,296   52,570
    Adairs, Ltd..........................................   9,893   13,268
    Adelaide Brighton, Ltd...............................  37,545  122,575
#   Ainsworth Game Technology, Ltd.......................  21,326   12,117
#*  Alkane Resources, Ltd................................  19,700    2,796
    Alliance Aviation Services, Ltd......................  12,786   21,408
    ALS, Ltd.............................................  35,285  186,846
    Altium, Ltd..........................................  10,936  199,838
#   AMA Group, Ltd.......................................  51,262   36,204
#*  Amaysim Australia, Ltd...............................  25,746   17,368
    Ansell, Ltd..........................................  13,247  226,182
    AP Eagers, Ltd.......................................  10,209   47,654
    Appen, Ltd...........................................   7,023   82,195
    ARB Corp., Ltd.......................................   6,754   77,002
    Ardent Leisure Group, Ltd............................  69,464   68,419
#   ARQ Group, Ltd.......................................  19,035   24,744
    Asaleo Care, Ltd.....................................  38,434   25,231
    Atlas Arteria, Ltd...................................  29,727  144,038
#   AUB Group, Ltd.......................................   7,740   66,809
*   Aurelia Metals, Ltd.................................. 107,681   64,366
    Ausdrill, Ltd........................................  79,786   73,337
    Austal, Ltd..........................................  38,990   56,847
*   Australian Agricultural Co., Ltd.....................  47,194   36,755
    Australian Finance Group, Ltd........................  19,471   18,367
    Australian Pharmaceutical Industries, Ltd............  52,628   48,278
    Auswide Bank, Ltd....................................   3,989   16,112
#   Automotive Holdings Group, Ltd.......................  29,309   33,228
    Aveo Group...........................................  47,796   56,409
#   AVJennings, Ltd......................................  30,044   12,304
#   Bank of Queensland, Ltd..............................  10,445   77,384
    Bapcor, Ltd..........................................  27,701  124,627
    Beach Energy, Ltd.................................... 199,738  262,750
*   Beadell Resources, Ltd...............................  69,221    2,927
#   Bega Cheese, Ltd.....................................  25,152   93,088
#*  Bellamy's Australia, Ltd.............................   8,893   56,426
#   Bingo Industries, Ltd................................  43,277   65,928
#   Blackmores, Ltd......................................   1,296  121,610
#*  Blue Sky Alternative Investments, Ltd................   3,762    1,946
    Bravura Solutions, Ltd...............................  23,880   73,194
    Breville Group, Ltd..................................  10,783   86,259
    Brickworks, Ltd......................................   8,872  106,501
#   BWX, Ltd.............................................   5,230    5,871
    Capitol Health, Ltd..................................  65,386   13,109
*   Cardno, Ltd..........................................  35,915   24,451
#*  Carnarvon Petroleum, Ltd.............................  10,777    3,029
    carsales.com, Ltd....................................  23,675  217,722
*   Cash Converters International, Ltd...................  15,875    2,830
    Cedar Woods Properties, Ltd..........................   6,587   23,504
    Centuria Capital Group...............................  13,969   13,712
    Citadel Group, Ltd. (The)............................   4,052   25,036
#   Class, Ltd...........................................   7,230    6,960
    Cleanaway Waste Management, Ltd...................... 226,436  298,053
    ClearView Wealth, Ltd................................  24,888   16,130

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
AUSTRALIA -- (Continued)
    Clinuvel Pharmaceuticals, Ltd........................   3,456 $ 54,446
    Clover Corp., Ltd....................................  15,168   15,251
    Codan, Ltd...........................................  17,350   40,037
#   Collection House, Ltd................................  19,602   19,822
    Collins Foods, Ltd...................................  15,075   69,019
#*  Cooper Energy, Ltd................................... 248,890   86,186
#   Corporate Travel Management, Ltd.....................   6,572  112,565
    Costa Group Holdings, Ltd............................  24,756  100,040
#   Credit Corp. Group, Ltd..............................   6,106   97,832
*   CSG, Ltd.............................................  19,429    2,263
    CSR, Ltd.............................................  50,666  107,846
*   CuDeco, Ltd..........................................   4,262      137
    Data#3, Ltd..........................................   9,441   11,000
*   Decmil Group, Ltd....................................  11,532    5,989
#   Dicker Data, Ltd.....................................   5,119   11,298
#   Domain Holdings Australia, Ltd.......................  33,388   58,609
    Domino's Pizza Enterprises, Ltd......................   2,929   97,142
*   Doray Minerals, Ltd..................................  45,019   12,132
    Downer EDI, Ltd......................................  49,834  259,203
    DuluxGroup, Ltd......................................  38,776  193,364
#   Eclipx Group, Ltd....................................  22,128   35,990
    Elders, Ltd..........................................  13,433   61,358
*   Electro Optic Systems Holdings, Ltd..................   6,122   10,911
    Emeco Holdings, Ltd..................................  34,080   56,276
#*  EML Payments, Ltd....................................  11,075   11,563
#*  Energy World Corp., Ltd..............................  50,545    4,226
    EQT Holdings, Ltd....................................   1,961   35,080
    ERM Power, Ltd.......................................  19,540   21,567
    Estia Health, Ltd....................................  28,335   48,378
    EVENT Hospitality and Entertainment, Ltd.............   8,362   82,326
#*  FAR, Ltd............................................. 588,845   24,881
    Fleetwood Corp., Ltd.................................   9,756   13,029
    FlexiGroup, Ltd......................................  35,882   34,387
    Freedom Foods Group, Ltd.............................   8,186   30,248
#   G8 Education, Ltd....................................  46,983  108,431
*   Galaxy Resources, Ltd................................  39,774   58,223
#*  Gascoyne Resources, Ltd..............................  29,553    2,910
    GBST Holdings, Ltd...................................   4,021    3,807
    Genworth Mortgage Insurance Australia, Ltd...........  33,243   53,755
#*  Gold Road Resources, Ltd............................. 121,246   67,975
    GrainCorp, Ltd., Class A.............................  27,185  187,766
#   Greencross, Ltd......................................  13,929   55,773
    GUD Holdings, Ltd....................................  10,117   82,618
    GWA Group, Ltd.......................................  23,855   48,509
    Hansen Technologies, Ltd.............................  20,391   50,989
#   Harvey Norman Holdings, Ltd..........................  30,018   73,717
    Healius, Ltd.........................................  58,537  124,232
    Healthscope, Ltd.....................................  92,364  158,675
#   Helloworld Travel, Ltd...............................   5,594   23,423
#*  Highfield Resources, Ltd.............................  21,161    9,869
#   HT&E, Ltd............................................  38,557   46,036
#   HUB24, Ltd...........................................   3,246   30,704
    IDP Education, Ltd...................................  11,245   92,972
    Iluka Resources, Ltd.................................  33,400  212,344
*   Imdex, Ltd...........................................  36,101   31,307
#   IMF Bentham, Ltd.....................................  24,631   54,762
    Independence Group NL................................  57,733  184,686
    Infigen Energy.......................................  97,403   31,903
    Infomedia, Ltd.......................................  29,538   26,937

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
AUSTRALIA -- (Continued)
#   Inghams Group, Ltd...................................  20,841 $ 69,776
    Integral Diagnostics, Ltd............................  15,730   30,807
    Integrated Research, Ltd.............................  11,699   20,822
#   InvoCare, Ltd........................................  12,915  114,700
#   IOOF Holdings, Ltd...................................  31,193  114,419
    IPH, Ltd.............................................  17,786   70,894
    IRESS, Ltd...........................................  13,990  119,718
#   iSelect, Ltd.........................................  28,342   15,784
#   iSentia Group, Ltd...................................  23,190    4,313
    IVE Group, Ltd.......................................   8,273   13,244
#   Japara Healthcare, Ltd...............................  25,811   23,153
#   JB Hi-Fi, Ltd........................................  13,033  212,364
    Jumbo Interactive, Ltd...............................   3,461   20,136
#   Jupiter Mines, Ltd...................................  39,890    7,118
#*  Karoon Energy, Ltd...................................  22,730   13,999
*   Kingsgate Consolidated, Ltd..........................  11,507    1,298
#   Kogan.com, Ltd.......................................   3,868   12,134
    Lifestyle Communities, Ltd...........................  11,551   43,673
    Link Administration Holdings, Ltd....................  34,425  179,371
    Lovisa Holdings, Ltd.................................   4,906   25,608
#*  Lynas Corp., Ltd.....................................  72,247   88,308
#   MACA, Ltd............................................  34,411   24,552
*   Macmahon Holdings, Ltd............................... 161,782   27,724
*   Mayne Pharma Group, Ltd.............................. 168,566   98,994
#   McMillan Shakespeare, Ltd............................   8,031   89,757
*   Medusa Mining, Ltd...................................   7,354    2,030
#*  Mesoblast, Ltd.......................................  30,610   26,422
#*  Metals X, Ltd........................................  97,453   25,227
#   Metcash, Ltd.........................................  98,755  178,212
    Michael Hill International, Ltd......................  19,759    8,200
    Mineral Resources, Ltd...............................  16,098  186,164
*   MMA Offshore, Ltd....................................  36,820    4,147
#   MNF Group, Ltd.......................................   4,922   16,113
    Moelis Australia, Ltd................................   2,314    7,716
#   Monadelphous Group, Ltd..............................   9,312  100,056
    Monash IVF Group, Ltd................................  17,197   11,369
#   Money3 Corp., Ltd....................................   9,812   12,691
#   Mortgage Choice, Ltd.................................  10,500    7,617
    Mount Gibson Iron, Ltd...............................  65,404   30,771
*   Myer Holdings, Ltd...................................  91,183   24,914
    MYOB Group, Ltd......................................  39,980   98,677
    MyState, Ltd.........................................   3,380   11,406
    Navigator Global Investments, Ltd....................  15,251   33,627
    Navitas, Ltd.........................................  16,439   67,233
#*  NetComm Wireless, Ltd................................   6,048    3,304
    New Hope Corp., Ltd..................................  28,446   83,053
#*  NEXTDC, Ltd..........................................  34,149  170,895
    nib holdings, Ltd....................................  45,007  175,184
#   Nick Scali, Ltd......................................   5,776   21,458
    Nine Entertainment Co. Holdings, Ltd................. 163,450  173,525
    NRW Holdings, Ltd....................................  58,423   81,661
#   Nufarm, Ltd..........................................  25,649  116,595
    OFX Group, Ltd.......................................  28,697   36,377
    OM Holdings, Ltd.....................................  27,595   26,552
*   Onevue Holdings, Ltd.................................  23,091    9,860
    oOh!media, Ltd.......................................  28,932   75,511
    Orora, Ltd...........................................  77,079  177,615
    OZ Minerals, Ltd.....................................  37,798  269,330
    Pacific Current Group, Ltd...........................   4,475   18,415

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
AUSTRALIA -- (Continued)
    Pact Group Holdings, Ltd.............................  17,637 $ 48,677
*   Panoramic Resources, Ltd.............................  58,920   21,521
    Paragon Care, Ltd....................................  36,572   15,695
    Peet, Ltd............................................  32,470   25,205
#   Pendal Group, Ltd....................................  25,126  137,509
    Perpetual, Ltd.......................................   4,033   96,051
*   Perseus Mining, Ltd.................................. 113,003   34,192
#*  Pilbara Minerals, Ltd................................  31,495   15,005
#   Platinum Asset Management, Ltd.......................  22,517   74,074
*   PMP, Ltd.............................................  56,315    7,571
*   Praemium, Ltd........................................  25,426   12,169
    Premier Investments, Ltd.............................  10,542  106,168
*   Prime Media Group, Ltd...............................  30,543    5,233
    Pro Medicus, Ltd.....................................   3,696   32,655
    PSC Insurance Group, Ltd.............................   4,598    8,678
    PWR Holdings, Ltd....................................   3,365    8,349
    QMS Media, Ltd.......................................  14,186    8,043
#   Qube Holdings, Ltd...................................  82,044  160,750
#*  Ramelius Resources, Ltd..............................  40,850   16,919
    RCR Tomlinson, Ltd...................................  26,522   16,773
    Reckon, Ltd..........................................   1,448      728
#   Regis Healthcare, Ltd................................  16,349   35,514
    Regis Resources, Ltd.................................  42,610  161,257
    Reject Shop, Ltd. (The)..............................   1,897    3,820
#   Reliance Worldwide Corp., Ltd........................  37,919  132,705
    Resolute Mining, Ltd................................. 115,197   94,854
#*  Retail Food Group, Ltd...............................  14,253    3,159
    Ridley Corp., Ltd....................................  33,330   33,880
    Salmat, Ltd..........................................   3,642    1,510
    Sandfire Resources NL................................  19,825  101,135
*   Saracen Mineral Holdings, Ltd........................  92,036  225,920
    SeaLink Travel Group, Ltd............................   8,701   26,564
    Select Harvests, Ltd.................................  14,912   65,342
*   Senex Energy, Ltd.................................... 191,723   48,329
    Servcorp, Ltd........................................   6,297   13,441
    Service Stream, Ltd..................................  41,543   58,487
    Seven Group Holdings, Ltd............................   2,641   30,458
*   Seven West Media, Ltd................................ 118,278   46,495
    SG Fleet Group, Ltd..................................   9,631   19,882
*   Sheffield Resources, Ltd.............................  30,759   14,335
    Sigma Healthcare, Ltd................................ 161,490   63,454
    Silver Chef, Ltd.....................................   1,766    2,533
#*  Silver Lake Resources, Ltd...........................  40,594   16,722
    Sims Metal Management, Ltd...........................  18,932  143,325
    SmartGroup Corp., Ltd................................   9,040   69,014
    Southern Cross Media Group, Ltd......................  88,200   67,464
    Spark Infrastructure Group........................... 142,497  250,389
#   SpeedCast International, Ltd.........................  24,475   51,866
    St Barbara, Ltd......................................  49,761  181,453
    Steadfast Group, Ltd.................................  79,724  153,410
    Sundance Energy Australia, Ltd.......................  95,846   33,596
    Sunland Group, Ltd...................................  14,139   15,612
#   Super Retail Group, Ltd..............................  12,641   67,048
#*  Superloop, Ltd.......................................  20,174   21,149
#*  Syrah Resources, Ltd.................................  35,049   39,981
    Tassal Group, Ltd....................................  28,507   90,505
    Technology One, Ltd..................................  18,475   93,911
#   Thorn Group, Ltd.....................................  15,487    6,869
*   Troy Resources, Ltd..................................   3,735      286

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
AUSTRALIA -- (Continued)
    Villa World, Ltd.....................................  12,158 $    16,523
#*  Village Roadshow, Ltd................................  13,032      28,960
#*  Virgin Australia Holdings, Ltd....................... 130,547      17,068
    Virtus Health, Ltd...................................  12,419      37,984
    Vita Group, Ltd......................................  19,409      16,407
*   Vocus Group, Ltd.....................................  60,902     149,724
    Webjet, Ltd..........................................  11,482     100,229
    Western Areas, Ltd...................................  34,456      59,168
#*  Westgold Resources, Ltd..............................  23,434      17,382
    WPP AUNZ, Ltd........................................  38,883      15,578
                                                                  -----------
TOTAL AUSTRALIA..........................................          14,772,694
                                                                  -----------
AUSTRIA -- (1.2%)
    Agrana Beteiligungs AG...............................   2,144      44,835
    ANDRITZ AG...........................................   5,842     288,408
    Atrium European Real Estate, Ltd.....................  20,363      78,588
    Austria Technologie & Systemtechnik AG...............   2,825      58,321
    CA Immobilien Anlagen AG.............................   7,521     269,258
    DO & CO AG...........................................     994      94,716
    EVN AG...............................................   4,196      67,906
#   FACC AG..............................................   2,374      43,914
    Flughafen Wien AG....................................     307      12,723
#   IMMOFINANZ AG........................................   8,519     225,225
    Kapsch TrafficCom AG.................................     757      30,330
#   Lenzing AG...........................................   1,385     135,499
    Mayr Melnhof Karton AG...............................     817     107,489
    Oberbank AG..........................................     414      43,216
    Oesterreichische Post AG.............................   3,336     125,524
    Palfinger AG.........................................   2,245      69,629
#   POLYTEC Holding AG...................................   1,603      17,715
#   Porr AG..............................................   1,717      39,295
    Rosenbauer International AG..........................     346      15,929
    S IMMO AG............................................   7,081     136,549
    Schoeller-Bleckmann Oilfield Equipment AG............   1,265      98,384
#*  Semperit AG Holding..................................   1,085      17,405
    Strabag SE...........................................   1,862      65,198
    Telekom Austria AG...................................  18,718     143,108
    UBM Development AG...................................     299      12,934
    UNIQA Insurance Group AG.............................  16,100     146,991
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe.............................................   4,358     105,691
    Wienerberger AG......................................  10,988     246,681
*   Zumtobel Group AG....................................   5,328      48,130
                                                                  -----------
TOTAL AUSTRIA............................................           2,789,591
                                                                  -----------
BELGIUM -- (1.5%)
    Ackermans & van Haaren NV............................   2,586     413,841
*   AGFA-Gevaert NV......................................  20,179      79,371
*   Argenx SE............................................   1,700     180,380
    Atenor...............................................     277      17,760
    Banque Nationale de Belgique.........................      20      55,677
    Barco NV.............................................   1,349     165,019
#   Bekaert SA...........................................   3,940     106,120
*   Biocartis NV.........................................   3,596      50,269
#   bpost SA.............................................   6,213      56,957
#*  Celyad SA............................................     590      13,069
    Cie d'Entreprises CFE................................     891      94,579
    Cie Immobiliere de Belgique SA.......................     426      26,932
    Deceuninck NV........................................   6,500      16,081

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
BELGIUM -- (Continued)
    D'ieteren SA.........................................  2,831 $  107,264
    Econocom Group SA.................................... 14,168     51,376
    Elia System Operator SA..............................  2,587    189,294
#   Euronav NV........................................... 16,957    132,769
    EVS Broadcast Equipment SA...........................  1,783     43,749
*   Exmar NV.............................................  2,768     19,924
    Fagron...............................................  4,796     87,447
*   Galapagos NV.........................................  1,916    196,936
*   Galapagos NV.........................................  2,063    212,272
*   Galapagos NV (B083BK7)...............................    974     98,428
    Gimv NV..............................................  1,567     89,682
#*  Ion Beam Applications................................  2,603     36,998
    Jensen-Group NV......................................    507     20,324
    Kinepolis Group NV...................................  1,598     94,803
    Lotus Bakeries.......................................     33     87,833
#*  MDxHealth............................................  6,303      8,740
#   Melexis NV...........................................  1,773    125,015
#*  Nyrstar NV...........................................  9,456      6,128
#   Ontex Group NV....................................... 10,408    221,637
    Orange Belgium SA....................................  4,217     80,710
*   Oxurion NV...........................................  5,542     23,858
    Picanol..............................................    234     19,612
    Recticel SA..........................................  4,845     39,416
    Resilux..............................................     88     13,105
    Roularta Media Group NV..............................    455      7,839
    Sioen Industries NV..................................    775     21,252
    Sipef NV.............................................    638     37,448
    Telenet Group Holding NV.............................  1,278     59,159
*   Tessenderlo Group SA.................................  2,976    105,391
    Van de Velde NV......................................    433     12,666
*   Viohalco SA..........................................  9,200     28,605
                                                                 ----------
TOTAL BELGIUM............................................         3,555,735
                                                                 ----------
CANADA -- (8.5%)
*   5N Plus, Inc......................................... 10,900     26,712
    Absolute Software Corp...............................  4,400     27,593
#   Acadian Timber Corp..................................    500      6,690
#*  Advantage Oil & Gas, Ltd............................. 16,781     26,181
    Aecon Group, Inc.....................................  8,691    120,845
#*  Africa Oil Corp...................................... 54,929     50,583
#   AG Growth International, Inc.........................  1,567     60,035
    AGF Management, Ltd., Class B........................ 10,933     45,181
#   AGT Food & Ingredients, Inc..........................  1,730     21,567
#*  Aimia, Inc........................................... 21,900     60,669
#   AirBoss of America Corp..............................  2,200     14,031
    AKITA Drilling, Ltd., Class A........................  1,431      3,681
*   Alacer Gold Corp..................................... 39,601     91,321
    Alamos Gold, Inc., Class A........................... 40,308    179,459
#   Alaris Royalty Corp..................................  5,125     73,368
    Alcanna, Inc.........................................  5,866     20,938
*   Alexco Resource Corp.................................  7,261      8,068
#   Algoma Central Corp..................................  1,600     17,121
#*  Alio Gold, Inc.......................................  5,135      4,377
    Altius Minerals Corp.................................  5,800     51,602
    Altus Group, Ltd.....................................  5,000     93,839
    Andrew Peller, Ltd., Class A.........................  5,900     65,872
#   ARC Resources, Ltd................................... 38,215    276,299
*   Argonaut Gold, Inc................................... 25,712     34,636
*   Aritzia, Inc.........................................  1,508     19,545

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
CANADA -- (Continued)
#*  Asanko Gold, Inc..................................... 12,801 $ 10,230
#*  Athabasca Oil Corp................................... 58,945   43,964
*   ATS Automation Tooling Systems, Inc.................. 16,487  212,306
#   AutoCanada, Inc......................................  2,934   25,032
*   B2Gold Corp.......................................... 92,114  291,635
#   Badger Daylighting, Ltd..............................  4,309  114,649
#*  Baytex Energy Corp................................... 66,739  112,252
#*  Bellatrix Exploration, Ltd...........................  7,882    3,959
    Birchcliff Energy, Ltd............................... 30,913   73,874
#   Bird Construction, Inc...............................  3,138   15,213
*   Black Diamond Group, Ltd.............................  2,510    3,801
    BMTC Group, Inc......................................    850    9,639
#   Bonavista Energy Corp................................ 44,120   40,965
#   Bonterra Energy Corp.................................  3,561   15,909
    Boralex, Inc., Class A...............................  8,076  114,875
    Brookfield Real Estate Services, Inc.................    700    8,146
#*  Calfrac Well Services, Ltd........................... 10,144   21,694
    Calian Group, Ltd....................................    600   13,932
    Canaccord Genuity Group, Inc......................... 15,050   68,380
#*  Canacol Energy, Ltd.................................. 18,050   59,345
#   Canadian Western Bank................................ 15,708  351,710
*   Canfor Corp..........................................  6,700   92,396
    Canfor Pulp Products, Inc............................  3,143   44,276
#   CanWel Building Materials Group, Ltd.................  4,700   18,064
    Capital Power Corp................................... 12,231  267,715
#*  Capstone Mining Corp................................. 44,912   19,825
#   Cardinal Energy, Ltd................................. 13,363   22,171
    Cascades, Inc........................................ 14,898  113,043
*   Celestica, Inc....................................... 24,395  242,474
*   Centerra Gold, Inc................................... 24,068  121,995
    Cervus Equipment Corp................................  1,000   10,076
#   CES Energy Solutions Corp............................ 23,833   60,220
#*  China Gold International Resources Corp., Ltd........ 43,400   54,170
#   Cineplex, Inc........................................  4,752  102,855
#   Clearwater Seafoods, Inc.............................  1,700    6,611
    Cogeco Communications, Inc...........................  1,895  108,036
    Cogeco, Inc..........................................    900   46,166
    Colliers International Group, Inc....................  2,934  187,368
    Computer Modelling Group, Ltd........................ 17,262   89,466
*   Continental Gold, Inc................................ 11,700   20,836
#*  Copper Mountain Mining Corp.......................... 12,235    8,194
    Corby Spirit and Wine, Ltd...........................    900   13,103
*   Corridor Resources, Inc..............................  2,900    1,567
    Corus Entertainment, Inc., Class B................... 18,496   78,407
    Cott Corp............................................ 24,191  366,193
*   Crew Energy, Inc..................................... 22,528   15,431
*   CRH Medical Corp..................................... 12,400   39,542
#*  Delphi Energy Corp................................... 16,088    4,775
#*  Denison Mines Corp................................... 76,968   38,661
*   Descartes Systems Group, Inc. (The)..................  7,475  232,337
*   Detour Gold Corp..................................... 19,700  197,307
#   DHX Media, Ltd.......................................  9,928   18,890
*   DIRTT Environmental Solutions........................  3,400   18,036
    Dorel Industries, Inc., Class B......................  5,700   70,841
*   DREAM Unlimited Corp., Class A.......................  8,750   47,747
*   Dundee Precious Metals, Inc.......................... 18,655   60,340
*   Echelon Financial Holdings, Inc......................    100    1,086
    ECN Capital Corp..................................... 41,322  120,134
    E-L Financial Corp., Ltd.............................    104   61,579

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
CANADA -- (Continued)
#*  Eldorado Gold Corp................................... 26,734 $100,103
    Element Fleet Management Corp........................ 20,000  107,767
#*  Endeavour Mining Corp................................  6,031  103,922
#*  Endeavour Silver Corp................................ 20,500   45,557
    Enerflex, Ltd........................................ 10,336  136,560
#*  Energy Fuels, Inc....................................  5,331   15,295
#   Enerplus Corp........................................ 23,265  201,319
    Enghouse Systems, Ltd................................  5,800  158,734
    Ensign Energy Services, Inc.......................... 23,650   90,716
    Equitable Group, Inc.................................  1,543   78,316
*   Essential Energy Services Trust...................... 11,693    2,536
    Evertz Technologies, Ltd.............................  3,302   40,611
#   Exchange Income Corp.................................    943   20,885
    Exco Technologies, Ltd...............................  4,600   34,904
#   Extendicare, Inc.....................................  9,010   50,057
    Fiera Capital Corp...................................  8,000   73,245
#   Firm Capital Mortgage Investment Corp................  2,800   28,747
#*  First Majestic Silver Corp........................... 18,399  112,583
*   First Mining Gold Corp............................... 27,500    7,744
    First National Financial Corp........................  2,280   49,992
    FirstService Corp....................................  3,073  249,662
#*  Fission Uranium Corp................................. 56,500   24,080
*   Fortuna Silver Mines, Inc............................ 25,900  104,274
#   Freehold Royalties, Ltd.............................. 15,100  102,394
#   Frontera Energy Corp.................................  1,620   14,549
    Gamehost, Inc........................................  2,000   15,054
*   GDI Integrated Facility Services, Inc................    600    8,950
*   Gear Energy, Ltd..................................... 25,800   11,978
#   Genworth MI Canada, Inc..............................  4,470  152,101
    Gibson Energy, Inc................................... 11,055  167,514
*   Glacier Media, Inc...................................  1,800      808
#   Gluskin Sheff & Associates, Inc......................  3,294   25,069
#   GMP Capital, Inc.....................................  2,541    4,525
#   goeasy, Ltd..........................................  1,136   36,061
*   Golden Star Resources, Ltd...........................  9,814   37,495
*   Gran Tierra Energy, Inc.............................. 52,923  124,458
    Granite Oil Corp.....................................  3,233    1,599
*   Great Canadian Gaming Corp...........................  9,600  392,344
#*  Great Panther Silver, Ltd............................  9,200    7,282
    Guardian Capital Group, Ltd., Class A................  2,850   49,844
*   Guyana Goldfields, Inc............................... 20,243   26,499
*   Heroux-Devtek, Inc...................................  5,100   49,139
#   High Liner Foods, Inc................................  2,300   13,093
#*  Home Capital Group, Inc.............................. 10,597  135,653
    Horizon North Logistics, Inc......................... 22,417   31,562
    Hudbay Minerals, Inc................................. 26,392  158,077
#   Hudson's Bay Co...................................... 13,927   86,279
*   IAMGOLD Corp......................................... 68,600  256,868
*   IBI Group, Inc.......................................  2,900    8,608
#*  Imperial Metals Corp.................................  5,000    6,773
*   Indigo Books & Music, Inc............................    850    6,540
    Information Services Corp............................    900   10,857
    Innergex Renewable Energy, Inc....................... 11,210  122,683
*   Interfor Corp........................................  7,200   98,141
*   International Tower Hill Mines, Ltd..................  1,260      786
*   Intertain Group, Ltd. (The)..........................    900    8,219
#   Intertape Polymer Group, Inc.........................  7,844  117,664
    Invesque, Inc........................................  4,300   33,368
*   Ivanhoe Mines, Ltd., Class A......................... 65,115  140,741

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
CANADA -- (Continued)
#   Jamieson Wellness, Inc...............................  3,313 $ 52,899
#   Just Energy Group, Inc............................... 16,955   62,326
#   K-Bro Linen, Inc.....................................  1,500   42,125
#*  Kelt Exploration, Ltd................................ 15,188   52,131
*   Kinaxis, Inc.........................................  1,917  113,989
    Kingsway Financial Services, Inc.....................    600    1,302
*   Knight Therapeutics, Inc............................. 14,616   87,655
#   Labrador Iron Ore Royalty Corp.......................  7,000  161,635
#*  Largo Resources, Ltd................................. 17,532   38,294
    Lassonde Industries, Inc., Class A...................    300   46,920
#   Laurentian Bank of Canada............................  5,800  194,974
#*  Leagold Mining Corp..................................  7,000   11,720
    Leon's Furniture, Ltd................................  3,500   38,358
    Linamar Corp.........................................  5,005  194,037
#   Lucara Diamond Corp.................................. 35,107   44,620
#*  Lundin Gold, Inc.....................................  4,591   18,588
    Magellan Aerospace Corp..............................  2,400   28,713
*   Mainstreet Equity Corp...............................    300    9,818
*   Major Drilling Group International, Inc.............. 10,973   41,088
    Maple Leaf Foods, Inc................................  5,864  130,584
    Martinrea International, Inc......................... 13,548  129,814
*   Maxim Power Corp.....................................  1,300    1,979
#   Medical Facilities Corp..............................  3,400   44,714
*   MEG Energy Corp...................................... 25,593  105,765
    Melcor Developments, Ltd.............................    500    4,825
    Morguard Corp........................................    600   83,428
    Morneau Shepell, Inc.................................  5,601  112,706
#   Mountain Province Diamonds, Inc...................... 15,600   18,640
    MTY Food Group, Inc..................................  2,300  123,459
    Mullen Group, Ltd.................................... 12,588  115,347
*   New Gold, Inc........................................ 80,270   91,025
    NFI Group, Inc.......................................  4,553  119,304
    Norbord, Inc.........................................  3,103   89,745
    North American Construction Group, Ltd...............  3,900   40,782
    North West Co., Inc. (The)...........................  5,281  125,278
    Northland Power, Inc................................. 10,454  189,914
*   NuVista Energy, Ltd.................................. 29,960   90,066
#*  Obsidian Energy, Ltd................................. 50,277   20,280
    OceanaGold Corp...................................... 55,428  197,844
    Osisko Gold Royalties, Ltd........................... 12,194  119,342
*   Osisko Mining, Inc................................... 12,400   25,575
#*  Painted Pony Energy, Ltd............................. 15,407   15,830
    Pan American Silver Corp............................. 20,960  312,657
#*  Paramount Resources, Ltd., Class A...................  8,344   49,217
*   Parex Resources, Inc................................. 14,440  216,498
    Park Lawn Corp.......................................  1,354   25,133
    Parkland Fuel Corp...................................  8,559  244,859
    Pason Systems, Inc...................................  6,652  104,644
#*  Pengrowth Energy Corp................................ 63,899   37,446
#   Peyto Exploration & Development Corp................. 19,559  100,627
*   Photon Control, Inc..................................  8,868    8,706
*   PHX Energy Services Corp.............................  3,600    7,041
    Pizza Pizza Royalty Corp.............................  2,100   15,966
*   Points International, Ltd............................    761    8,207
    Polaris Infrastructure, Inc..........................  2,100   17,645
    Pollard Banknote, Ltd................................    700   12,440
#*  PolyMet Mining Corp.................................. 10,894    8,125
*   Precision Drilling Corp.............................. 38,590   84,878
#*  Premier Gold Mines, Ltd.............................. 15,024   20,124

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
CANADA -- (Continued)
    Premium Brands Holdings Corp.........................  2,230 $131,378
#*  Pretium Resources, Inc............................... 14,200  111,529
*   Pulse Seismic, Inc...................................  3,900    7,480
#   Quarterhill, Inc..................................... 10,900   10,535
#*  Questerre Energy Corp., Class A...................... 14,450    3,244
*   Real Matters, Inc....................................  3,600   11,069
    Recipe Unlimited Corp................................  1,100   22,855
    Reitmans Canada, Ltd., Class A.......................  4,500   12,432
#   Richelieu Hardware, Ltd..............................  6,769  121,115
    Rocky Mountain Dealerships, Inc......................  1,300    8,677
#   Rogers Sugar, Inc.................................... 12,650   55,743
*   Roxgold, Inc......................................... 35,140   23,267
    Russel Metals, Inc...................................  7,300  129,060
*   Sabina Gold & Silver Corp............................ 36,019   36,733
*   Sandstorm Gold, Ltd.................................. 23,400  122,703
#   Savaria Corp.........................................  3,300   36,342
#*  Seabridge Gold, Inc..................................  3,400   47,250
#   Secure Energy Services, Inc.......................... 23,629  146,023
*   SEMAFO, Inc.......................................... 48,100  108,723
*   Seven Generations Energy, Ltd., Class A.............. 28,900  224,346
    ShawCor, Ltd.........................................  7,942  122,519
#   Sienna Senior Living, Inc............................  6,577   86,495
*   Sierra Metals, Inc...................................  5,800   10,285
#*  Sierra Wireless, Inc.................................  5,200   80,971
    Sleep Country Canada Holdings, Inc...................  3,801   59,939
#   Sprott, Inc.......................................... 25,983   50,426
*   SSR Mining, Inc...................................... 18,306  251,055
    Stantec, Inc......................................... 10,445  248,337
#   Stella-Jones, Inc....................................  5,365  173,124
#*  STEP Energy Services, Ltd............................  2,700    4,274
*   Storm Resources, Ltd.................................  9,000   12,877
#*  Stornoway Diamond Corp............................... 70,900   10,522
    Stuart Olson, Inc....................................  5,845   24,155
#*  SunOpta, Inc.........................................  9,384   39,066
#   Superior Plus Corp................................... 18,414  152,195
#   Surge Energy, Inc.................................... 40,298   41,404
#*  Tahoe Resources, Inc................................. 19,894   75,400
*   Tamarack Valley Energy, Ltd.......................... 25,980   42,708
*   Taseko Mines, Ltd.................................... 35,100   20,302
*   Teranga Gold Corp.................................... 16,500   50,733
*   Tervita Corp.........................................    742    3,976
    TFI International, Inc...............................  8,551  251,724
#   Tidewater Midstream and Infrastructure, Ltd.......... 23,900   22,919
#   Timbercreek Financial Corp...........................  7,546   53,123
#*  TMAC Resources, Inc..................................  1,187    6,188
    TMX Group, Ltd.......................................  2,699  162,603
    TORC Oil & Gas, Ltd.................................. 20,774   74,626
*   Torex Gold Resources, Inc............................ 10,710  116,478
    Torstar Corp., Class B...............................  4,700    2,754
    Total Energy Services, Inc...........................  5,261   38,836
    TransAlta Corp....................................... 31,463  171,688
#   TransAlta Renewables, Inc............................ 13,183  116,986
    Transcontinental, Inc., Class A......................  9,825  156,503
    TransGlobe Energy Corp............................... 16,572   30,270
*   Trevali Mining Corp.................................. 49,000   13,612
#*  Trican Well Service, Ltd............................. 49,274   49,876
#   Tricon Capital Group, Inc............................ 15,547  121,754
*   Trisura Group, Ltd...................................  1,000   20,549
    Uni-Select, Inc......................................  6,255   91,972

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
CANADA -- (Continued)
#   Valener, Inc.........................................   5,800 $    91,550
    Wajax Corp...........................................   3,913      56,881
*   Wesdome Gold Mines, Ltd..............................  20,679      79,949
*   Western Energy Services Corp.........................   4,624       1,355
    Western Forest Products, Inc.........................  51,630      78,980
    WestJet Airlines, Ltd................................   1,600      24,476
#   Westshore Terminals Investment Corp..................   3,842      63,890
#   Whitecap Resources, Inc..............................  45,699     154,075
    Winpak, Ltd..........................................   4,500     160,486
    Yamana Gold, Inc..................................... 103,115     290,365
*   Yangarra Resources, Ltd..............................   6,942      15,744
*   Yellow Pages, Ltd....................................   2,040       8,865
    ZCL Composites, Inc..................................   4,000      30,199
    Zenith Capital Corp..................................   1,300          80
                                                                  -----------
TOTAL CANADA.............................................          20,337,114
                                                                  -----------
DENMARK -- (1.7%)
*   ALK-Abello A.S.......................................     728     112,568
    Alm Brand A.S........................................   9,028      77,712
    Ambu A.S., Class B...................................  13,243     352,799
*   Bang & Olufsen A.S...................................   4,667      68,573
#*  Bavarian Nordic A.S..................................   3,307      77,053
    Brodrene Hartmann A.S................................     204       8,697
    Columbus A.S.........................................   6,761      13,712
*   D/S Norden A.S.......................................   4,596      64,227
    DFDS A.S.............................................   3,765     177,749
    FLSmidth & Co. A.S...................................   4,390     205,761
*   H+H International A.S., Class B......................   2,539      39,838
    IC Group A.S.........................................     836       5,560
    ISS A.S..............................................  12,081     342,385
    Jeudan A.S...........................................     153      22,443
    Jyske Bank A.S.......................................   6,655     249,650
    Matas A.S............................................   5,259      59,725
*   Nilfisk Holding A.S..................................   3,029     111,959
*   NKT A.S..............................................   3,029      54,825
    NNIT A.S.............................................     995      28,672
    Parken Sport & Entertainment A.S.....................     400       5,789
    Per Aarsleff Holding A.S.............................   2,371      78,228
    Ringkjoebing Landbobank A.S..........................   2,753     147,361
    Rockwool International A.S., Class A.................     207      48,212
    Rockwool International A.S., Class B.................     664     178,095
    Royal Unibrew A.S....................................   5,343     402,399
    RTX A.S..............................................     869      22,776
*   Santa Fe Group A.S...................................   1,200       2,416
    Scandinavian Tobacco Group A.S., Class A.............   4,790      61,971
    Schouw & Co., A.S....................................   1,410     114,110
    SimCorp A.S..........................................   4,078     321,844
    Solar A.S., Class B..................................     610      25,797
    Spar Nord Bank A.S...................................   9,494      80,597
    Sydbank A.S..........................................   7,973     184,295
    Tivoli A.S...........................................     142      14,038
#*  TK Development A.S...................................   5,947       4,182
    Topdanmark A.S.......................................   5,098     242,891
*   TORM P.L.C...........................................   2,166      13,827
    United International Enterprises.....................     176      35,923
*   Vestjysk Bank A.S....................................  29,501      10,632
*   Zealand Pharma A.S...................................   3,103      45,013
                                                                  -----------
TOTAL DENMARK............................................           4,114,304
                                                                  -----------

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
FINLAND -- (2.3%)
#   Ahlstrom-Munksjo Oyj.................................  2,420 $   37,710
    Aktia Bank Oyj.......................................  6,304     68,558
    Alma Media Oyj.......................................  4,469     29,854
    Amer Sports Oyj...................................... 15,263    677,492
#   Asiakastieto Group Oyj...............................  1,105     28,699
    Aspo Oyj.............................................  2,685     27,230
    Atria Oyj............................................    781      7,395
#*  BasWare Oyj..........................................    944     39,551
#   Bittium Oyj..........................................  5,377     46,156
    Cargotec Oyj, Class B................................  4,075    136,225
#*  Caverion Oyj......................................... 12,245     75,071
#   Citycon Oyj.......................................... 41,650     85,182
    Cramo Oyj............................................  4,511     86,189
    Elisa Oyj............................................  2,548    106,602
    Finnair Oyj..........................................  6,960     58,381
    Fiskars Oyj Abp......................................  4,565     86,045
    F-Secure Oyj.........................................  8,209     24,401
    HKScan Oyj, Class A..................................  1,550      3,529
#   Huhtamaki Oyj........................................ 10,666    351,546
    Kemira Oyj........................................... 13,763    167,396
    Kesko Oyj, Class A...................................    989     52,389
    Kesko Oyj, Class B...................................  7,188    413,617
    Konecranes Oyj.......................................  5,327    184,453
    Lassila & Tikanoja Oyj...............................  3,659     64,106
    Lehto Group Oyj......................................    783      4,175
    Metsa Board Oyj...................................... 21,016    152,980
    Metso Oyj............................................  9,837    289,388
    Nokian Renkaat Oyj................................... 12,072    401,626
    Olvi Oyj, Class A....................................  1,579     60,053
    Oriola Oyj, Class B.................................. 16,336     40,651
    Orion Oyj, Class A...................................  2,441     86,109
    Orion Oyj, Class B...................................  8,719    308,226
#   Outokumpu Oyj........................................ 32,709    141,364
*   Outotec Oyj.......................................... 17,384     71,365
#   Pihlajalinna Oyj.....................................    563      6,640
    Ponsse Oyj...........................................  1,180     37,063
    Poyry Oyj............................................  3,314     38,747
*   QT Group Oyj.........................................  1,063     11,898
    Raisio Oyj, Class V.................................. 12,031     36,946
    Ramirent Oyj.........................................  9,515     65,234
    Rapala VMC Oyj.......................................  1,900      6,949
    Revenio Group Oyj....................................  2,269     38,654
    Sanoma Oyj........................................... 10,553    102,569
    SRV Group Oyj........................................  2,217      4,856
*   Stockmann Oyj Abp, Class A...........................  1,299      3,398
#*  Stockmann Oyj Abp (5462393), Class B.................  2,495      5,656
    Tieto Oyj............................................  5,452    156,374
#   Tikkurila Oyj........................................  4,795     72,365
    Tokmanni Group Corp..................................  5,903     57,635
    Uponor Oyj...........................................  4,699     53,488
    Vaisala Oyj, Class A.................................  1,838     38,613
    Valmet Oyj........................................... 13,710    308,896
#   YIT Oyj.............................................. 21,563    139,430
                                                                 ----------
TOTAL FINLAND............................................         5,599,125
                                                                 ----------
FRANCE -- (4.1%)
    ABC arbitrage........................................  1,829     12,907
*   Air France-KLM....................................... 23,550    296,246
    Akka Technologies....................................  1,377     86,355

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
FRANCE -- (Continued)
    AKWEL................................................     768 $ 13,833
    Albioma SA...........................................   3,404   76,306
    Altamir..............................................   1,905   33,119
    Alten SA.............................................   3,018  289,226
#   Altran Technologies SA...............................  22,811  215,490
*   Amplitude Surgical SAS...............................   1,840    6,940
    APRIL SA.............................................   1,417   34,206
    Assystem SA..........................................     808   26,236
    Aubay................................................     936   33,392
    Axway Software SA....................................     836   12,424
    Bastide le Confort Medical...........................     266    8,880
    Beneteau SA..........................................   5,731   81,222
#   Bigben Interactive...................................   1,286   15,022
    Boiron SA............................................     776   42,869
    Bonduelle SCA........................................   2,157   77,668
#*  Bourbon Corp.........................................   2,220    8,641
    Burelle SA...........................................      28   31,360
#   Casino Guichard Perrachon SA.........................   4,112  202,324
*   Cegedim SA...........................................     532   15,140
*   CGG SA............................................... 105,075  197,470
    Chargeurs SA.........................................   3,084   68,205
    Cie des Alpes........................................   1,635   45,478
    Cie Plastic Omnium SA................................   5,259  144,622
*   Coface SA............................................  14,800  135,928
    Derichebourg SA......................................  13,782   62,856
    Devoteam SA..........................................     717   83,904
    Electricite de Strasbourg SA.........................     132   15,442
    Elior Group SA.......................................  12,174  171,367
    Elis SA..............................................  14,638  236,788
    Eramet...............................................   1,279   89,118
#*  Erytech Pharma SA....................................   1,201   10,476
    Esso SA Francaise....................................     197    7,681
*   Etablissements Maurel et Prom........................   8,900   35,087
    Euronext NV..........................................   5,979  368,316
#   Europcar Mobility Group..............................  13,254  116,649
    Eutelsat Communications SA...........................  18,279  387,637
    Exel Industries, Class A.............................     184   14,998
*   Fnac Darty S.A. (V7VQL46)............................   1,311   92,332
*   Fnac Darty SA (BLRZL56)..............................     648   45,440
    Gaumont SA...........................................     129   17,552
    Gaztransport Et Technigaz SA.........................   2,233  188,614
    GL Events............................................   1,343   26,950
    Groupe Crit..........................................     446   26,368
#   Groupe Open..........................................     581   11,627
    Guerbet..............................................     934   60,481
    Haulotte Group SA....................................   1,014    9,894
    HERIGE SADCS.........................................     186    4,940
*   ID Logistics Group...................................     230   38,660
    Imerys SA............................................   2,590  136,462
    Ingenico Group SA....................................   6,767  368,854
    IPSOS................................................   5,182  120,228
    Jacquet Metal Service SA.............................   1,426   26,901
    Kaufman & Broad SA...................................   2,058   83,044
    Korian SA............................................   5,631  200,290
    Lagardere SCA........................................  11,970  312,758
#*  Latecoere SACA.......................................   7,938   28,404
    Laurent-Perrier......................................     396   42,688
    Le Belier............................................     216    8,367
    Lectra...............................................   2,862   66,682

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
FRANCE -- (Continued)
    Linedata Services....................................    535 $   21,694
    LISI.................................................  3,138     99,358
    LNA Sante SA.........................................    809     44,053
    Maisons du Monde SA..................................  3,875     99,856
    Maisons France Confort SA............................    440     17,720
    Manitou BF SA........................................  1,600     48,742
    Manutan International................................    508     36,005
    Mersen SA............................................  2,394     78,320
    Metropole Television SA..............................  2,989     45,689
    Neopost SA...........................................  4,961    124,515
    Nexans SA............................................  4,095    122,418
    Nexity SA............................................  4,652    217,270
#*  Nicox................................................  2,438     17,074
    NRJ Group............................................  2,200     18,529
    Oeneo SA.............................................  3,464     43,206
#*  Onxeo SA.............................................  4,614      4,792
*   Parrot SA............................................  2,552      9,299
#*  Pierre & Vacances SA.................................    633     13,212
    Plastivaloire........................................  1,105     11,075
#   Rallye SA............................................  3,323     38,229
#*  Recylex SA...........................................  1,750     13,301
    Rexel SA............................................. 39,504    450,448
    Robertet SA..........................................     95     59,152
    Rothschild & Co......................................  3,219    106,477
    Rubis SCA............................................  9,633    575,005
    Samse SA.............................................    132     20,846
    Savencia SA..........................................    669     44,371
    Seche Environnement SA...............................    288      9,358
    Societe BIC SA.......................................  3,082    308,665
*   Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco...........................................    561     30,851
    Societe pour l'Informatique Industrielle.............    636     15,423
*   SOITEC...............................................  1,888    145,002
#*  Solocal Group........................................ 71,908     37,021
    Somfy SA.............................................    786     62,103
    Sopra Steria Group...................................  1,415    143,077
    SPIE SA.............................................. 12,700    191,259
*   SRP Groupe SA........................................    992      3,167
*   Stallergenes Greer P.L.C.............................    556     19,309
    Stef SA..............................................    521     50,250
    Sword Group..........................................    702     25,641
    Synergie SA..........................................    659     20,371
#   Tarkett SA...........................................  4,268     92,812
#*  Technicolor SA....................................... 21,143     23,655
    Television Francaise 1...............................  6,958     56,407
#*  Tessi SA.............................................    135     24,712
#   Thermador Groupe.....................................    782     44,433
    Total Gabon..........................................     25      3,560
    Trigano SA...........................................  1,179    113,982
#*  Vallourec SA......................................... 33,070     59,407
    Vetoquinol SA........................................    354     20,920
    Vicat SA.............................................  2,430    121,517
    VIEL & Cie SA........................................  4,347     25,025
    Vilmorin & Cie SA....................................    689     44,771
*   Virbac SA............................................    383     53,909
                                                                 ----------
TOTAL FRANCE.............................................         9,856,627
                                                                 ----------
GERMANY -- (6.5%)
    Aareal Bank AG.......................................  6,833    220,956
    ADLER Real Estate AG.................................  5,248     84,014

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
GERMANY -- (Continued)
#   ADO Properties SA....................................  3,137 $188,312
*   ADVA Optical Networking SE...........................  6,520   55,717
*   AIXTRON SE...........................................  8,383   83,593
    All for One Steeb AG.................................    139    8,720
    Allgeier SE..........................................    979   33,571
    Amadeus Fire AG......................................    863   86,170
    Atoss Software AG....................................    206   20,589
    Aurubis AG...........................................  4,105  224,812
    Basler AG............................................    211   36,034
    Bauer AG.............................................  1,120   18,752
    BayWa AG.............................................  2,139   58,431
    Bechtle AG...........................................  3,237  257,568
    Bertrandt AG.........................................    909   77,984
    bet-at-home.com AG...................................    393   26,817
    Bijou Brigitte AG....................................    481   21,913
    Bilfinger SE.........................................  4,179  133,595
    Borussia Dortmund GmbH & Co. KGaA....................  9,378   96,484
    CANCOM SE............................................  4,009  155,624
    Carl Zeiss Meditec AG................................  2,614  237,252
    CECONOMY AG..........................................  8,246   38,735
    CENIT AG.............................................  1,323   22,953
    CENTROTEC Sustainable AG.............................    762   10,125
    Cewe Stiftung & Co. KGAA.............................    818   72,036
    comdirect bank AG....................................  4,102   47,150
    CompuGroup Medical SE................................  2,769  137,861
    Corestate Capital Holding SA.........................  1,068   39,142
    CropEnergies AG......................................  2,141   12,314
    CTS Eventim AG & Co. KGaA............................  5,522  234,675
    Delticom AG..........................................    212    1,836
    Deutsche Beteiligungs AG.............................  2,275   88,879
    Deutsche EuroShop AG.................................  5,754  179,062
    Deutsche Pfandbriefbank AG........................... 19,103  215,766
    Deutz AG............................................. 20,822  148,261
*   Dialog Semiconductor P.L.C...........................  9,041  264,327
    DIC Asset AG.........................................  7,097   80,130
    Diebold Nixdorf AG...................................    411   27,391
    DMG Mori AG..........................................  2,097  105,373
    Dr Hoenle AG.........................................    579   33,575
    Draegerwerk AG & Co. KGaA............................    307   14,816
    Duerr AG.............................................  5,726  234,526
    Eckert & Ziegler AG..................................    672   73,497
    EDAG Engineering Group AG............................  1,225   22,523
    Elmos Semiconductor AG...............................  1,962   53,655
    ElringKlinger AG.....................................  4,625   40,706
    Energiekontor AG.....................................    790   13,044
*   Evotec AG............................................ 11,113  260,951
    Ferratum Oyj.........................................    851    9,303
    Fielmann AG..........................................  2,791  189,496
    First Sensor AG......................................    880   19,695
    Freenet AG........................................... 14,437  307,436
    Fuchs Petrolub SE....................................    979   42,988
    GEA Group AG......................................... 17,565  483,925
    Gerresheimer AG......................................  3,595  243,457
    Gesco AG.............................................  1,167   32,226
    GFT Technologies SE..................................  1,914   16,822
    Grand City Properties SA............................. 12,244  304,637
    GRENKE AG............................................  1,138  104,644
    H&R GmbH & Co. KGaA..................................  1,853   16,964
    Hamburger Hafen und Logistik AG......................  3,771   84,016

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
GERMANY -- (Continued)
    Hapag-Lloyd AG.......................................  1,682 $ 42,466
*   Heidelberger Druckmaschinen AG....................... 40,998   83,020
    Hella GmbH & Co KGaA.................................  3,564  162,118
    Hornbach Baumarkt AG.................................  1,015   22,090
    Hornbach Holding AG & Co. KGaA.......................  1,203   62,572
    Hugo Boss AG.........................................  6,984  500,754
    Indus Holding AG.....................................  2,461  122,096
    Isra Vision AG.......................................  1,883   63,572
    IVU Traffic Technologies AG..........................  1,595   10,514
    Jenoptik AG..........................................  5,689  184,164
    K+S AG............................................... 24,177  470,840
    Kloeckner & Co. SE................................... 11,414   85,308
    Koenig & Bauer AG....................................  1,558   73,955
    Krones AG............................................  1,483  124,033
    KSB SE & Co. KGaA....................................     31   10,442
    KWS Saat SE..........................................    236   74,538
    Lanxess AG...........................................  6,359  350,006
    Leifheit AG..........................................  1,697   45,576
    Leoni AG.............................................  4,291  158,975
*   LPKF Laser & Electronics AG..........................  1,227    7,814
*   Manz AG..............................................    726   20,165
*   Medigene AG..........................................  1,273   13,125
    METRO AG............................................. 10,303  174,357
    MLP SE...............................................  7,438   36,585
    Nemetschek SE........................................  2,828  362,954
    Nexus AG.............................................  1,759   53,403
*   Nordex SE............................................  9,316  106,262
    Norma Group SE.......................................  3,611  190,987
    OHB SE...............................................  1,058   39,759
    OSRAM Licht AG.......................................  9,958  423,731
    Paragon GmbH & Co. KGaA..............................    263    5,650
    Patrizia Immobilien AG...............................  7,419  165,257
    Pfeiffer Vacuum Technology AG........................  1,032  144,622
    PNE AG............................................... 11,501   31,312
    ProSiebenSat.1 Media SE.............................. 11,980  213,850
    PSI Software AG......................................  1,437   26,267
    QSC AG...............................................  8,683   13,547
    Rational AG..........................................    110   69,003
    Rheinmetall AG.......................................  4,678  485,905
    RHOEN-KLINIKUM AG....................................  3,484   90,845
    RIB Software SE......................................  4,840   70,290
*   Rocket Internet SE...................................  8,697  219,502
    S&T AG...............................................  6,770  154,737
#   SAF-Holland SA.......................................  6,214   77,704
    Salzgitter AG........................................  4,476  135,232
*   Schaltbau Holding AG.................................    369    8,028
    Scout24 AG...........................................  8,481  398,722
    Secunet Security Networks AG.........................    157   18,731
*   Senvion SA...........................................  1,441    2,938
*   SGL Carbon SE........................................  5,131   42,181
*   Shop Apotheke Europe NV..............................    963   39,727
    SHW AG...............................................    529   12,171
    Siltronic AG.........................................  1,830  181,809
    Sixt Leasing SE......................................  1,354   20,963
    Sixt SE..............................................  1,433  130,385
    SMA Solar Technology AG..............................  1,447   36,646
    Software AG..........................................  5,468  198,660
    Stabilus SA..........................................  2,641  164,973
    STRATEC SE...........................................    656   44,995

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
GERMANY -- (Continued)
    Stroeer SE & Co. KGaA................................     2,788 $   156,205
    Suedzucker AG........................................     9,711     157,858
*   SUESS MicroTec SE....................................     2,434      28,590
    Surteco Group SE.....................................     1,107      31,555
    TAG Immobilien AG....................................    14,454     365,307
    Takkt AG.............................................     4,569      77,241
    Technotrans SE.......................................     1,129      37,253
*   Tele Columbus AG.....................................     3,055       8,925
    TLG Immobilien AG....................................     9,839     302,078
*   Tom Tailor Holding SE................................     3,567       8,720
    Traffic Systems SE...................................       408       7,836
    VERBIO Vereinigte BioEnergie AG......................     2,533      20,262
    Vossloh AG...........................................     1,143      53,743
    Wacker Chemie AG.....................................     1,495     158,161
    Wacker Neuson SE.....................................     3,888      86,816
    Washtec AG...........................................     1,274      90,305
    Wuestenrot & Wuerttembergische AG....................     2,745      51,763
    XING SE..............................................       352     105,425
    Zeal Network SE......................................     1,170      29,451
                                                                    -----------
TOTAL GERMANY............................................            15,514,153
                                                                    -----------
HONG KONG -- (2.7%)
#   Agritrade Resources, Ltd.............................   320,000      65,117
    Allied Group, Ltd....................................    13,600      80,424
    Allied Properties HK, Ltd............................   219,416      49,856
    APAC Resources, Ltd..................................     6,569       1,049
#*  Applied Development Holdings, Ltd....................   255,000      14,471
    APT Satellite Holdings, Ltd..........................    43,500      18,880
    Asia Financial Holdings, Ltd.........................    54,874      32,235
    Asia Satellite Telecommunications Holdings, Ltd......    11,500       8,004
#   Asia Standard International Group, Ltd...............    98,940      18,219
    Asiasec Properties, Ltd..............................    30,000      11,588
    Associated International Hotels, Ltd.................    28,000      80,376
    BOE Varitronix, Ltd..................................    82,009      21,216
*   Bonjour Holdings, Ltd................................    61,600       1,717
    Bright Smart Securities & Commodities Group, Ltd.....    86,000      19,082
*   Brightoil Petroleum Holdings, Ltd....................   314,000      60,022
#*  Brockman Mining, Ltd.................................   256,330       5,903
*   Burwill Holdings, Ltd................................   302,000       5,254
    Cafe de Coral Holdings, Ltd..........................    30,000      81,016
#   Camsing International Holding, Ltd...................    40,000      38,760
    Century City International Holdings, Ltd.............    43,340       3,922
    Chen Hsong Holdings..................................    30,000      11,005
    Chevalier International Holdings, Ltd................     4,000       5,763
*   China Baoli Technologies Holdings, Ltd...............   145,000       5,933
*   China Energy Development Holdings, Ltd...............   162,000       2,039
    China Everbright Greentech Ltd.......................    46,000      36,523
#   China Goldjoy Group, Ltd.............................   636,000      30,559
    China Motor Bus Co., Ltd.............................     1,600      19,953
    China New Higher Education Group Ltd.................    55,000      27,429
*   China Shandong Hi-Speed Financial Group, Ltd.........   390,000      12,634
*   China Soft Power Technology Holdings, Ltd............    32,290         140
    China Star Entertainment, Ltd........................   310,000      23,784
*   China Strategic Holdings, Ltd........................ 1,321,250      10,634
*   China Tonghai International Financial, Ltd...........   130,000      11,263
*   China Touyun Tech Group, Ltd.........................   430,000       7,036
    Chinese Estates Holdings, Ltd........................    47,000      54,178
    Chong Hing Bank, Ltd.................................    21,000      36,615
    Chow Sang Sang Holdings International, Ltd...........    36,000      52,993

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES   VALUE>>
                                                          --------- --------
HONG KONG -- (Continued)
    Chuang's Consortium International, Ltd...............    56,000 $ 11,863
    CITIC Telecom International Holdings, Ltd............   207,000   75,437
    CK Life Sciences Intl Holdings, Inc..................   352,000   18,898
    CNQC International Holdings, Ltd.....................    30,000    6,589
*   Common Splendor International Health Industry Group,
      Ltd................................................   150,000   11,076
    Convenience Retail Asia, Ltd.........................    50,000   22,539
*   Convoy Global Holdings, Ltd..........................   516,000    2,058
*   Cosmopolitan International Holdings, Ltd.............   140,000   29,721
    Cowell e Holdings, Inc...............................    47,000    6,567
*   CP Lotus Corp........................................   290,000    2,929
    Cross-Harbour Holdings, Ltd. (The)...................    43,826   61,934
    CSI Properties, Ltd..................................   859,543   40,667
*   CST Group, Ltd....................................... 2,064,000    6,584
    Dah Sing Banking Group, Ltd..........................    38,528   75,383
    Dah Sing Financial Holdings, Ltd.....................    15,406   85,392
    Dickson Concepts International, Ltd..................    14,500    7,024
*   Digital Domain Holdings, Ltd......................... 1,060,000   13,281
*   eForce Holdings, Ltd.................................   696,000   10,119
    Emperor Capital Group, Ltd...........................   270,000   12,777
    Emperor Entertainment Hotel, Ltd.....................    40,000    8,600
    Emperor International Holdings, Ltd..................   140,333   37,719
    Emperor Watch & Jewellery, Ltd.......................   210,000    6,128
#   Enerchina Holdings, Ltd..............................   700,200   44,743
*   ENM Holdings, Ltd....................................   144,000   15,671
*   Esprit Holdings, Ltd.................................   189,750   39,460
    Fairwood Holdings, Ltd...............................    10,500   35,967
    Far East Consortium International, Ltd...............   161,876   72,285
#*  FIH Mobile, Ltd......................................   347,000   37,729
    First Pacific Co., Ltd...............................   166,000   71,997
    Fountain SET Holdings, Ltd...........................    28,000    4,385
    Freeman Fintech Corp, Ltd............................    62,000    3,138
*   Future World Financial Holdings, Ltd.................     8,383       44
    Get Nice Holdings, Ltd...............................   651,000   24,102
    Giordano International, Ltd..........................   126,000   63,426
#*  Global Brands Group Holding, Ltd.....................   634,000   32,013
    Glorious Sun Enterprises, Ltd........................    72,000    8,070
#*  Gold-Finance Holdings, Ltd...........................    88,000    3,702
#   Goodbaby International Holdings, Ltd.................   129,000   39,961
    Great Eagle Holdings, Ltd............................    19,225   89,084
*   G-Resources Group, Ltd............................... 2,577,000   19,761
    Guotai Junan International Holdings, Ltd.............   322,400   56,643
    Haitong International Securities Group, Ltd..........   249,191   87,630
    Hang Lung Group, Ltd.................................    12,000   35,265
    Hanison Construction Holdings, Ltd...................    27,198    4,995
*   Hao Tian Development Group, Ltd......................   400,400   10,741
    Harbour Centre Development, Ltd......................    13,500   26,147
    HKBN, Ltd............................................    76,000  117,494
*   HKBridge Financial Holdings, Ltd.....................    82,000    7,467
    HKR International, Ltd...............................    81,986   40,014
    Hong Kong Ferry Holdings Co., Ltd....................    23,000   24,641
*   Hong Kong Finance Investment Holding Group, Ltd......   102,000   11,435
    Hong Kong International Construction Investment
      Management Group Co.,..............................
    Ltd..................................................   120,000   36,573
#*  Hong Kong Television Network, Ltd....................    32,239   11,374
    Hongkong & Shanghai Hotels, Ltd. (The)...............    69,000   97,641
#   Hongkong Chinese, Ltd................................    90,000   13,350
    Hopewell Holdings, Ltd...............................    54,669  252,074
#   Huarong International Financial Holdings, Ltd........    33,000    2,186
    Hung Hing Printing Group, Ltd........................    29,815    4,539

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES   VALUE>>
                                                          --------- --------
HONG KONG -- (Continued)
    Hutchison Telecommunications Hong Kong Holdings, Ltd.   162,000 $ 64,188
    IGG, Inc.............................................    96,000  146,024
*   Imagi International Holdings, Ltd....................    22,800    5,404
    IT, Ltd..............................................    54,000   29,226
    ITC Properties Group, Ltd............................    30,000    8,035
    Johnson Electric Holdings, Ltd.......................    32,875   74,905
    Kerry Logistics Network, Ltd.........................    61,000   95,665
    Kingston Financial Group, Ltd........................    36,000   10,491
    Kowloon Development Co., Ltd.........................    41,000   46,637
    Lai Sun Development Co., Ltd.........................    30,608   51,097
    Lai Sun Garment International, Ltd...................     9,000   13,868
*   Landing International Development, Ltd...............   133,200   44,054
    Landsea Green Group Co., Ltd.........................   180,000   22,755
    Langham Hospitality Investments and Langham
      Hospitality Investments,...........................
    Ltd..................................................    49,500   19,955
    Li & Fung, Ltd.......................................   566,000   96,198
#   Lifestyle International Holdings, Ltd................    55,000   83,040
    Lippo China Resources, Ltd...........................   586,000   13,440
    Liu Chong Hing Investment, Ltd.......................    18,000   27,720
    L'Occitane International SA..........................    32,250   57,767
#   Luk Fook Holdings International, Ltd.................    38,000  110,461
    Lung Kee Bermuda Holdings............................    26,000   11,285
    Macau Legend Development, Ltd........................   293,000   50,969
    Magnificent Hotel Investment, Ltd....................   336,000    7,543
    Man Wah Holdings, Ltd................................   151,600   71,511
*   Mason Group Holdings, Ltd............................ 2,829,598   41,310
    Mega Expo Holdings, Ltd..............................   130,000   66,936
    Melco International Development, Ltd.................    64,000  150,181
#   Microport Scientific Corp............................    36,000   34,633
    Midland Holdings, Ltd................................    60,000   13,132
    Ming Fai International Holdings, Ltd.................    44,000    5,888
    Miramar Hotel & Investment...........................    20,000   40,804
    Modern Dental Group, Ltd.............................    43,000    7,416
*   Mongolian Mining Corp................................   171,249    2,929
    Nameson Holdings, Ltd................................    74,000    6,217
    Nanfang Communication Holdings, Ltd..................    36,000   24,336
*   New Times Energy Corp., Ltd..........................    52,200      672
*   NewOcean Energy Holdings, Ltd........................   110,000   35,501
*   Nimble Holdings Co., Ltd.............................    28,000    2,467
*   Noble Century Investment Holdings, Ltd...............   112,000   12,891
    OP Financial, Ltd....................................   116,000   34,045
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd................................................   115,000    4,334
    Oriental Watch Holdings..............................    14,000    3,593
*   Pacific Andes International Holdings, Ltd............   126,000      440
    Pacific Basin Shipping, Ltd..........................   490,000   97,298
    Pacific Textiles Holdings, Ltd.......................    78,000   68,028
    Paliburg Holdings, Ltd...............................    26,000   10,318
#*  Paradise Entertainment, Ltd..........................    40,000    4,487
    PC Partner Group, Ltd................................    30,000   11,977
#   Pico Far East Holdings, Ltd..........................    96,000   35,730
    Playmates Toys, Ltd..................................    60,000    5,816
    Polytec Asset Holdings, Ltd..........................    34,100    3,666
    Public Financial Holdings, Ltd.......................    24,000    9,924
*   PYI Corp., Ltd.......................................   169,839    2,726
*   Realord Group Holdings, Ltd..........................    54,000   34,546
    Regal Hotels International Holdings, Ltd.............    29,000   18,615
#   Regina Miracle International Holdings, Ltd...........    43,000   35,428
#   Sa Sa International Holdings, Ltd....................   128,015   48,828
#   SEA Holdings, Ltd....................................    50,046   64,023

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
HONG KONG -- (Continued)
    Shenwan Hongyuan HK, Ltd.............................  25,000 $    5,603
    Shun Ho Property Investments, Ltd....................   5,544      2,010
    Shun Tak Holdings, Ltd............................... 190,000     75,617
    Sing Tao News Corp., Ltd.............................  14,000      1,590
    Singamas Container Holdings, Ltd..................... 132,000     17,939
    SITC International Holdings Co., Ltd................. 119,000    109,260
    SmarTone Telecommunications Holdings, Ltd............  43,000     51,051
*   SOCAM Development, Ltd...............................   6,566      1,712
#*  Solartech International Holdings, Ltd................ 240,000      2,022
*   Solomon Systech International, Ltd...................  58,000      1,459
    Soundwill Holdings, Ltd..............................   4,000      5,737
*   South Shore Holdings, Ltd............................  54,450      2,551
    Stella International Holdings, Ltd...................  55,000     68,735
#*  Summit Ascent Holdings, Ltd..........................  92,000     11,291
    Sun Hung Kai & Co., Ltd..............................  50,464     23,898
    SUNeVision Holdings, Ltd.............................  55,000     35,172
    TAI Cheung Holdings, Ltd.............................  37,000     38,387
    Tao Heung Holdings, Ltd..............................  17,000      2,907
    Television Broadcasts, Ltd...........................  43,600     81,510
#   Texwinca Holdings, Ltd...............................  78,000     29,829
    TK Group Holdings, Ltd...............................  30,000     15,785
*   TOM Group, Ltd....................................... 130,000     31,532
#*  Town Health International Medical Group, Ltd......... 330,000     29,017
    Transport International Holdings, Ltd................  22,800     65,687
*   Trinity, Ltd.........................................  58,000      2,525
*   TSC Group Holdings, Ltd..............................  39,000      2,321
    Union Medical Healthcare, Ltd........................  46,000     30,724
    United Laboratories International Holdings, Ltd.
      (The)..............................................  77,000     43,857
    Upbest Group, Ltd.................................... 148,000     20,401
    Value Partners Group, Ltd............................  97,000     72,087
    Victory City International Holdings, Ltd.............  36,937        499
    Vitasoy International Holdings, Ltd..................  56,000    227,819
#   VPower Group International Holdings, Ltd.............  35,000     13,466
    VSTECS Holdings, Ltd.................................  89,600     43,072
    VTech Holdings, Ltd..................................  13,200    126,088
    Wai Kee Holdings, Ltd................................  52,000     28,425
    Wang On Group, Ltd................................... 260,000      3,255
*   We Solutions, Ltd.................................... 136,000      7,881
    Wing On Co. International, Ltd.......................  14,000     46,537
    Wing Tai Properties, Ltd.............................   6,000      4,605
#*  Yat Sing Holdings, Ltd............................... 150,000      3,088
    YGM Trading, Ltd.....................................   4,000      3,757
    YT Realty Group, Ltd.................................  16,896      5,084
    Yugang International, Ltd............................ 576,000     13,536
                                                                  ----------
TOTAL HONG KONG..........................................          6,475,325
                                                                  ----------
IRELAND -- (0.2%)
    C&C Group P.L.C......................................  28,901    109,387
    Datalex P.L.C........................................     874        952
    FBD Holdings P.L.C...................................   1,308     12,877
    FBD Holdings P.L.C...................................   1,355     12,902
    Glanbia P.L.C........................................  12,529    239,423
    Irish Continental Group P.L.C........................   9,064     49,273
    Irish Continental Group P.L.C........................   3,760     20,664
*   Kenmare Resources P.L.C..............................     255        662
    Kingspan Group P.L.C.................................     195      7,975
    Kingspan Group P.L.C.................................     325     13,355
*   Permanent TSB Group Holdings P.L.C...................  10,745     20,214

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VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
IRELAND -- (Continued)
    Smurfit Kappa Group P.L.C............................  2,290 $ 66,034
                                                                 --------
TOTAL IRELAND............................................         553,718
                                                                 --------
ISRAEL -- (1.1%)
*   ADO Group, Ltd.......................................  1,623   35,273
*   Africa Israel Properties, Ltd........................  1,216   30,724
*   Airport City, Ltd....................................  8,420  111,014
*   Allot, Ltd...........................................  3,228   22,398
    Alony Hetz Properties & Investments, Ltd.............  7,976   84,434
    Alrov Properties and Lodgings, Ltd...................    487   14,483
    Amot Investments, Ltd................................ 10,843   57,184
#*  Arko Holdings, Ltd................................... 23,300    9,441
    Ashtrom Properties, Ltd..............................  2,835   12,632
    AudioCodes, Ltd......................................  2,455   34,670
    Bayside Land Corp....................................    103   49,282
    Bet Shemesh Engines Holdings 1997, Ltd...............    515   12,802
    Big Shopping Centers, Ltd............................    632   39,232
    Blue Square Real Estate, Ltd.........................    808   28,801
*   Brack Capital Properties NV..........................    328   32,471
    Camtek, Ltd..........................................  1,575   11,290
    Carasso Motors, Ltd..................................  2,404   11,255
*   Cellcom Israel, Ltd..................................  7,200   38,041
*   Clal Biotechnology Industries, Ltd...................  4,323    3,680
*   Clal Insurance Enterprises Holdings, Ltd.............  3,002   44,154
*   Compugen, Ltd........................................  6,673   24,005
    Danel Adir Yeoshua, Ltd..............................    447   23,054
    Delek Automotive Systems, Ltd........................  4,148   18,733
    Delek Group, Ltd.....................................    202   35,249
    Delta-Galil Industries, Ltd..........................  1,324   38,299
    Dexia Israel Bank, Ltd...............................     56   10,636
#   Direct Insurance Financial Investments, Ltd..........  1,815   21,508
*   El Al Israel Airlines................................ 28,107    8,997
    Electra Consumer Products 1970, Ltd..................    515    5,783
    Electra, Ltd.........................................    177   41,751
*   Energix-Renewable Energies, Ltd...................... 10,863   14,980
#*  Enlight Renewable Energy, Ltd........................ 62,108   31,973
*   Equital, Ltd.........................................    452   11,616
*   First International Bank Of Israel, Ltd..............  2,702   63,977
    FMS Enterprises Migun, Ltd...........................    266    7,417
    Formula Systems 1985, Ltd............................  1,241   50,065
    Fox Wizel, Ltd.......................................  1,280   30,986
*   Gilat Satellite Networks, Ltd........................  4,321   41,542
    Hadera Paper, Ltd....................................    335   25,053
    Hamlet Israel-Canada, Ltd............................    463    9,564
    Harel Insurance Investments & Financial Services, Ltd 12,315   85,937
    Hilan, Ltd...........................................  1,842   45,926
    IDI Insurance Co., Ltd...............................    657   36,171
*   Industrial Buildings Corp., Ltd...................... 20,310   30,764
    Inrom Construction Industries, Ltd...................  8,372   27,194
    Isras Investment Co., Ltd............................    192   22,345
    Jerusalem Oil Exploration............................  1,079   67,844
*   Kamada, Ltd..........................................  3,545   18,710
    Kenon Holdings, Ltd..................................  1,743   31,915
*   Kerur Holdings, Ltd..................................    357    9,022
    Magic Software Enterprises, Ltd......................  2,800   23,173
    Matrix IT, Ltd.......................................  3,427   41,584
    Maytronics, Ltd......................................  8,492   51,047
    Mediterranean Towers, Ltd............................ 10,111   17,998
    Mega Or Holdings, Ltd................................  2,038   24,190

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VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
ISRAEL -- (Continued)
    Melisron, Ltd........................................   1,608 $   74,065
    Menora Mivtachim Holdings, Ltd.......................   3,053     37,305
    Migdal Insurance & Financial Holding, Ltd............  55,369     50,748
    Naphtha Israel Petroleum Corp., Ltd..................   4,099     27,856
*   Neto ME Holdings, Ltd................................      95      8,660
*   Nova Measuring Instruments, Ltd......................   2,529     62,931
    Oil Refineries, Ltd.................................. 165,465     80,602
    OPC Energy, Ltd......................................   2,662     15,676
*   Partner Communications Co., Ltd......................  14,599     66,248
    Paz Oil Co., Ltd.....................................     974    145,688
    Phoenix Holdings, Ltd. (The).........................  10,938     61,497
    Plasson Industries, Ltd..............................     283     13,675
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd..     700     38,045
*   Redhill Biopharma, Ltd...............................  26,767     22,498
    Scope Metals Group, Ltd..............................     432     10,984
    Shapir Engineering and Industry, Ltd.................   9,594     33,670
*   Shikun & Binui, Ltd..................................  22,660     41,443
    Shufersal, Ltd.......................................  14,411    101,664
    Summit Real Estate Holdings, Ltd.....................   3,188     29,911
                                                                  ----------
TOTAL ISRAEL.............................................          2,655,435
                                                                  ----------
ITALY -- (3.4%)
    A2A SpA.............................................. 172,323    314,425
    ACEA SpA.............................................   5,177     79,137
    Amplifon SpA.........................................   9,533    170,788
    Anima Holding SpA....................................  12,666     52,109
    Aquafil SpA..........................................   1,320     14,045
*   Arnoldo Mondadori Editore SpA........................  28,311     54,714
    Ascopiave SpA........................................  10,073     37,163
#*  Astaldi SpA..........................................   5,928      5,376
    Autogrill SpA........................................  13,799    124,124
    Avio SpA.............................................   1,200     16,062
    Azimut Holding SpA...................................  13,568    172,100
#*  Banca Carige SpA.....................................  13,880         24
    Banca Farmafactoring SpA.............................   9,875     57,886
    Banca Generali SpA...................................   5,873    138,549
    Banca IFIS SpA.......................................   2,374     45,641
    Banca Mediolanum SpA.................................   8,005     48,838
    Banca Popolare di Sondrio SCPA.......................  59,679    159,231
    Banca Profilo SpA....................................  12,870      2,340
    Banca Sistema SpA....................................   3,568      5,852
#*  Banco BPM SpA........................................ 155,894    302,613
    Banco di Desio e della Brianza SpA...................   5,000     10,349
*   BF SpA...............................................   7,534     20,861
    Biesse SpA...........................................   1,304     30,432
    BPER Banca...........................................  50,125    169,869
    Brembo SpA...........................................  15,112    172,623
    Brunello Cucinelli SpA...............................   3,349    121,110
#   Buzzi Unicem SpA.....................................   7,796    148,935
    Cairo Communication SpA..............................  12,430     54,123
#   Carraro SpA..........................................   2,536      6,057
    Cementir Holding SpA.................................   5,411     36,862
    Cerved Group SpA.....................................  22,191    195,314
    CIR-Compagnie Industriali Riunite SpA................  63,037     73,049
    Credito Emiliano SpA.................................   9,212     52,493
*   Credito Valtellinese SpA............................. 912,608     68,310
    Danieli & C Officine Meccaniche SpA..................   1,716     35,367
    Datalogic SpA........................................   2,311     62,476
    De' Longhi SpA.......................................   6,389    159,411

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
ITALY -- (Continued)
    DeA Capital SpA......................................  11,197 $ 17,178
    DiaSorin SpA.........................................   2,216  202,927
    doBank SpA...........................................     948   12,944
    Enav SpA.............................................  25,524  130,664
    ERG SpA..............................................   6,170  120,885
    Esprinet SpA.........................................   2,060    9,083
*   Eurotech SpA.........................................   5,018   20,372
    Falck Renewables SpA.................................  24,106   77,262
*   Fiera Milano SpA.....................................   4,851   27,216
    Fila SpA.............................................   2,900   44,672
*   Fincantieri SpA......................................  58,307   67,485
*   GEDI Gruppo Editoriale SpA...........................   7,849    3,323
#   Geox SpA.............................................   8,460   12,596
    Gruppo MutuiOnline SpA...............................   3,477   67,289
    Hera SpA.............................................  85,893  290,278
*   IMMSI SpA............................................   8,658    4,417
    Industria Macchine Automatiche SpA...................   1,678  111,248
    Infrastrutture Wireless Italiane SpA.................   8,047   64,061
#*  Intek Group SpA......................................  17,854    6,714
    Interpump Group SpA..................................   6,977  224,780
    Iren SpA.............................................  73,601  180,516
    Italgas SpA..........................................  53,971  326,764
    Italmobiliare SpA....................................   1,450   32,251
    IVS Group SA.........................................   1,842   23,274
*   Juventus Football Club SpA...........................  57,277   94,485
    La Doria SpA.........................................   1,865   18,396
    Leonardo SpA.........................................  17,156  166,242
    Maire Tecnimont SpA..................................  20,289   81,434
    MARR SpA.............................................   3,575   85,557
    Massimo Zanetti Beverage Group SpA...................   1,475   10,660
#*  Mediaset SpA.........................................  41,897  137,686
    Nice SpA.............................................   3,992   15,905
#*  Openjobmetis SpA agenzia per il lavoro...............     845    7,751
#*  OVS SpA..............................................  16,480   25,145
    Parmalat SpA.........................................  12,520   40,831
    Piaggio & C SpA......................................  21,380   49,107
    Prima Industrie SpA..................................     444   10,606
    RAI Way SpA..........................................  10,541   53,617
    Reno de Medici SpA...................................  26,327   22,134
    Reply SpA............................................   1,920  106,436
#   Retelit SpA..........................................  23,036   40,530
*   Rizzoli Corriere Della Sera Mediagroup SpA...........  10,634   17,696
    Sabaf SpA............................................   1,277   22,379
    SAES Getters SpA.....................................   1,231   28,077
*   Safilo Group SpA.....................................   2,996    2,756
*   Saipem SpA...........................................  67,615  321,443
#   Salini Impregilo SpA.................................  21,276   46,797
    Salvatore Ferragamo SpA..............................   4,434   88,927
    Saras SpA............................................  59,557  126,898
    Sesa SpA.............................................     768   23,103
    Societa Cattolica di Assicurazioni SC................  21,270  196,270
    Societa Iniziative Autostradali e Servizi SpA........   8,433  129,793
#*  Sogefi SpA...........................................   3,015    6,320
    SOL SpA..............................................   3,646   46,765
    Tamburi Investment Partners SpA......................  15,764  110,160
    Technogym SpA........................................   7,877   91,334
*   Tinexta S.p.A........................................   1,490   12,431
*   Tiscali SpA.......................................... 110,959    2,032
#   Tod's SpA............................................   1,112   51,755

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
ITALY -- (Continued)
#*  TREVI - Finanziaria Industriale SpA..................   6,018 $    2,187
    Unieuro SpA..........................................     837     10,645
#   Unione di Banche Italiane SpA........................ 107,663    276,234
    Unipol Gruppo SpA....................................  44,425    203,397
    UnipolSai Assicurazioni SpA..........................  69,439    173,332
    Zignago Vetro SpA....................................   2,192     22,960
                                                                  ----------
TOTAL ITALY..............................................          8,277,070
                                                                  ----------
JAPAN -- (21.8%)
    77 Bank, Ltd. (The)..................................   7,300    128,604
    A&D Co., Ltd.........................................   3,000     18,999
    Abist Co., Ltd.......................................     500     14,767
#*  Access Co., Ltd......................................   4,800     37,737
    Achilles Corp........................................   2,500     45,686
    Adastria Co., Ltd....................................   4,140     76,079
    ADEKA Corp...........................................   7,700    121,470
    Ad-sol Nissin Corp...................................   1,200     15,843
    Advan Co., Ltd.......................................   4,100     35,391
    Adventure, Inc.......................................     300     18,981
    Aeon Delight Co., Ltd................................   1,400     51,985
#   Aeon Fantasy Co., Ltd................................     800     19,087
#   Aeon Hokkaido Corp...................................   1,400     10,164
    Aeria, Inc...........................................   2,100     10,780
    Ahresty Corp.........................................   2,700     16,158
    Ai Holdings Corp.....................................   3,200     55,726
    Aichi Bank, Ltd. (The)...............................     800     26,086
    Aichi Corp...........................................   5,600     30,834
    Aichi Steel Corp.....................................   1,500     47,281
    Aichi Tokei Denki Co., Ltd...........................     300     10,438
    Aida Engineering, Ltd................................   5,500     39,759
*   Aiful Corp...........................................  33,000     84,434
    Aiphone Co., Ltd.....................................   1,100     16,248
    Airport Facilities Co., Ltd..........................   3,500     17,211
    Aisan Industry Co., Ltd..............................   4,170     28,865
    AIT Corp.............................................   1,800     16,428
    Aizawa Securities Co., Ltd...........................   5,200     30,585
    Ajis Co., Ltd........................................     800     23,241
    Akatsuki, Inc........................................     500     28,662
*   Akebono Brake Industry Co., Ltd......................  14,000     21,322
    Akita Bank, Ltd. (The)...............................   2,400     48,189
    Albis Co., Ltd.......................................     800     17,874
#   Alconix Corp.........................................   2,600     26,962
    Alinco, Inc..........................................   2,200     19,096
    Alpen Co., Ltd.......................................   2,000     30,693
    Alpha Corp...........................................     500      5,794
    Alpha Systems, Inc...................................   1,300     30,420
    Alps Logistics Co., Ltd..............................   2,000     14,474
    Altech Corp..........................................   2,100     33,788
    Amano Corp...........................................   5,200    108,403
    Amiyaki Tei Co., Ltd.................................     300      9,917
    Amuse, Inc...........................................   1,000     22,191
    Anest Iwata Corp.....................................   3,000     25,808
#   Anicom Holdings, Inc.................................   2,300     64,727
    AOI Electronics Co., Ltd.............................     500     11,759
    AOI TYO Holdings, Inc................................   2,900     22,508
    AOKI Holdings, Inc...................................   5,300     62,427
#   Aomori Bank, Ltd. (The)..............................   2,600     66,956
    Aoyama Trading Co., Ltd..............................   4,900    122,439
    Aoyama Zaisan Networks Co., Ltd......................   1,600     22,866

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Apaman Co., Ltd...................................... 1,800  $ 10,153
    Arakawa Chemical Industries, Ltd..................... 1,800    21,945
    Arata Corp........................................... 1,300    52,099
    Arcland Sakamoto Co., Ltd............................ 4,400    55,336
    Arcland Service Holdings Co., Ltd.................... 2,000    36,930
    Arcs Co., Ltd........................................ 3,600    80,421
#   Arealink Co., Ltd.................................... 1,000    12,914
    Argo Graphics, Inc................................... 1,100    39,390
    Arisawa Manufacturing Co., Ltd....................... 5,100    38,784
    Artnature, Inc....................................... 1,000     5,649
    As One Corp..........................................   790    55,503
    Asahi Co., Ltd....................................... 2,700    36,227
    Asahi Diamond Industrial Co., Ltd.................... 5,800    38,471
    Asahi Holdings, Inc.................................. 3,700    78,905
    Asahi Kogyosha Co., Ltd..............................   600    16,441
    Asahi Printing Co., Ltd.............................. 1,100    10,157
    ASAHI YUKIZAI Corp................................... 2,300    31,500
    Asante, Inc.......................................... 1,200    23,616
    Asanuma Corp.........................................   800    21,771
    Ashimori Industry Co., Ltd...........................   300     4,043
    Asia Pile Holdings Corp.............................. 2,200    13,415
    ASKA Pharmaceutical Co., Ltd......................... 3,300    34,100
    ASKUL Corp........................................... 1,100    22,229
#   Asukanet Co., Ltd....................................   600     6,975
    Asunaro Aoki Construction Co., Ltd................... 1,800    16,455
#   Ateam, Inc........................................... 1,400    22,505
#   Atom Corp............................................ 9,000    81,946
*   Atrae, Inc........................................... 1,000    20,358
    Atsugi Co., Ltd...................................... 1,500    13,417
    Autobacs Seven Co., Ltd.............................. 7,200   120,554
    Avex, Inc............................................ 4,300    57,825
    Awa Bank, Ltd. (The)................................. 3,800   105,259
    Axial Retailing, Inc................................. 1,800    57,197
    Bando Chemical Industries, Ltd....................... 5,100    51,031
    Bank of Iwate, Ltd. (The)............................ 2,000    60,740
#   Bank of Nagoya, Ltd. (The)........................... 1,400    40,678
    Bank of Okinawa, Ltd. (The).......................... 2,460    70,249
    Bank of Saga, Ltd. (The)............................. 1,600    25,430
    Bank of the Ryukyus, Ltd............................. 3,600    37,577
#   Baroque Japan, Ltd................................... 1,700    14,341
    BayCurrent Consulting, Inc........................... 1,600    49,232
    Beenos, Inc.......................................... 1,300    16,266
    Belc Co., Ltd........................................ 1,000    43,632
    Bell System24 Holdings, Inc.......................... 2,400    31,993
    Belluna Co., Ltd..................................... 6,900    65,239
#*  Bengo4.com, Inc......................................   400    14,168
    Billing System Corp..................................   400    14,931
    Biofermin Pharmaceutical Co., Ltd....................   400     8,715
    BML, Inc............................................. 2,000    55,181
#   Bookoff Group Holdings, Ltd.......................... 1,000     6,887
    Bourbon Corp......................................... 1,100    18,772
    BP Castrol K.K....................................... 1,300    14,836
#   Br Holdings Corp..................................... 1,200     3,720
*   BrainPad, Inc........................................   500    24,372
    Broadleaf Co., Ltd................................... 8,900    45,567
    BRONCO BILLY Co., Ltd................................ 1,100    26,188
#   Bunka Shutter Co., Ltd............................... 6,984    48,066
    C Uyemura & Co., Ltd.................................   400    24,497
    CAC Holdings Corp.................................... 1,700    14,395

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
#   Can Do Co., Ltd......................................  1,000 $ 14,059
    Canon Electronics, Inc...............................  2,600   42,745
    Career Design Center Co., Ltd........................    500    5,169
    CareerIndex, Inc.....................................    800    8,835
    Carlit Holdings Co., Ltd.............................  2,600   19,327
    Carta Holdings, Inc..................................  1,100   10,955
    Cawachi, Ltd.........................................  1,800   35,340
    Central Automotive Products, Ltd.....................  1,600   22,846
    Central Glass Co., Ltd...............................  3,400   74,978
#   Central Security Patrols Co., Ltd....................  1,000   40,782
    Central Sports Co., Ltd..............................    900   27,567
    Chiba Kogyo Bank, Ltd. (The).........................  7,400   23,618
    Chilled & Frozen Logistics Holdings Co., Ltd.........  1,100   11,665
    CHIMNEY Co., Ltd.....................................    400    9,254
    Chiyoda Co., Ltd.....................................  2,800   47,119
    Chiyoda Corp.........................................  2,000    6,077
    Chiyoda Integre Co., Ltd.............................  1,900   33,304
    Chofu Seisakusho Co., Ltd............................  2,800   51,839
    Chori Co., Ltd.......................................  1,400   20,404
    Chubu Shiryo Co., Ltd................................  3,200   32,536
    Chudenko Corp........................................  3,900   83,016
    Chuetsu Pulp & Paper Co., Ltd........................    800    9,672
    Chugai Ro Co., Ltd...................................    700   13,083
    Chugoku Bank, Ltd. (The)............................. 12,900  118,438
    Chugoku Marine Paints, Ltd...........................  7,800   69,719
    Chukyo Bank, Ltd. (The)..............................  1,800   35,338
    Chuo Spring Co., Ltd.................................    500   13,324
    CI Takiron Corp......................................  8,000   42,847
    Citizen Watch Co., Ltd............................... 19,900  106,224
    CKD Corp.............................................  7,500   70,906
    Clarion Co., Ltd.....................................  2,400   55,129
    Cleanup Corp.........................................  2,000   10,722
    CMIC Holdings Co., Ltd...............................  1,500   22,398
    CMK Corp.............................................  6,400   41,086
    cocokara fine, Inc...................................  1,779   82,533
    Coco's Japan Co., Ltd................................    600   12,587
    COLOPL, Inc..........................................  5,000   36,161
    Colowide Co., Ltd....................................  6,000  130,392
    Computer Engineering & Consulting, Ltd...............  3,000   53,230
    Computer Institute of Japan, Ltd.....................  1,900   13,772
    Comture Corp.........................................    900   24,038
    CONEXIO Corp.........................................  2,400   30,462
*   COOKPAD, Inc.........................................  8,200   23,063
    Corona Corp..........................................  1,300   12,135
#   Cosel Co., Ltd.......................................  2,500   24,903
    Cosmo Energy Holdings Co., Ltd.......................  1,100   24,904
    Cota Co., Ltd........................................  1,210   16,420
#   Create Restaurants Holdings, Inc.....................  4,500   50,427
    Create SD Holdings Co., Ltd..........................  2,400   60,401
#   Creek & River Co., Ltd...............................  1,700   17,300
#   Cresco, Ltd..........................................    500   13,896
    CTI Engineering Co., Ltd.............................  1,400   17,325
    CTS Co., Ltd.........................................  3,200   22,739
*   Cyberstep, Inc.......................................    300    2,982
    Cybozu, Inc..........................................  2,000   11,818
    Dai Nippon Toryo Co., Ltd............................  2,200   20,564
    Daibiru Corp.........................................  4,100   40,830
    Dai-Dan Co., Ltd.....................................  1,500   31,816
    Daido Kogyo Co., Ltd.................................    900    7,746

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Daido Metal Co., Ltd................................. 5,500  $ 38,769
    Daido Steel Co., Ltd................................. 3,000   125,406
    Daihatsu Diesel Manufacturing Co., Ltd............... 2,400    14,585
    Daihen Corp.......................................... 2,200    49,382
    Daiho Corp........................................... 2,400    76,682
    Daiichi Jitsugyo Co., Ltd............................ 1,000    31,596
#   Daiichi Kensetsu Corp................................ 1,100    15,827
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd................ 2,500    20,106
    Dai-ichi Seiko Co., Ltd.............................. 1,400    15,800
    Daiken Corp.......................................... 1,400    24,049
    Daiken Medical Co., Ltd.............................. 2,800    15,084
    Daiki Aluminium Industry Co., Ltd.................... 3,000    16,449
    Daikoku Denki Co., Ltd...............................   900    12,280
    Daikokutenbussan Co., Ltd............................   500    18,811
    Daikyonishikawa Corp................................. 4,200    43,472
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd................................................ 1,600    40,989
#   Daio Paper Corp...................................... 5,400    69,388
    Daiseki Co., Ltd..................................... 3,730    87,993
    Daishi Hokuetsu Financial Group, Inc................. 4,000   115,126
    Daito Bank, Ltd. (The)............................... 1,000     5,619
    Daito Pharmaceutical Co., Ltd........................ 1,450    37,357
#   Daitron Co., Ltd.....................................   800     9,457
    Daiwa Industries, Ltd................................ 3,000    30,159
    Daiwabo Holdings Co., Ltd............................ 1,600    86,089
    Daiyu Lic Holdings Co., Ltd..........................   700     6,316
#   DCM Holdings Co., Ltd................................ 9,900   101,067
    DD Holdings Co., Ltd.................................   300     5,831
    Denki Kogyo Co., Ltd................................. 1,600    35,939
    Densan System Co., Ltd...............................   600    13,209
    Denyo Co., Ltd....................................... 2,000    25,138
    Descente, Ltd........................................ 3,300    68,714
    Dexerials Corp....................................... 5,800    47,219
    Digital Arts, Inc.................................... 1,000    64,674
    Digital Hearts Holdings Co., Ltd..................... 1,200    15,676
    Digital Information Technologies Corp................   800     9,490
    Dip Corp............................................. 2,600    47,464
    DKS Co., Ltd......................................... 1,200    26,862
    DMG Mori Co., Ltd.................................... 9,000   122,513
    Doshisha Co., Ltd.................................... 2,900    44,435
    Doutor Nichires Holdings Co., Ltd.................... 3,112    59,568
    Dowa Holdings Co., Ltd............................... 1,700    54,465
    Dream Incubator, Inc.................................   300     3,907
    DTS Corp............................................. 1,900    67,249
    Duskin Co., Ltd...................................... 4,100    98,696
    DyDo Group Holdings, Inc.............................   900    43,328
    Eagle Industry Co., Ltd.............................. 3,000    35,347
    Ebara Foods Industry, Inc............................   800    15,304
    Ebara Jitsugyo Co., Ltd..............................   900    17,821
    EDION Corp........................................... 7,400    75,110
    EF-ON, Inc........................................... 1,080     8,611
    eGuarantee, Inc...................................... 3,200    31,435
    E-Guardian, Inc...................................... 1,100    21,885
    Ehime Bank, Ltd. (The)............................... 3,800    36,701
    Eidai Co., Ltd....................................... 3,000    12,125
    Eighteenth Bank, Ltd. (The).......................... 1,600    39,080
    Eiken Chemical Co., Ltd.............................. 3,000    68,030
    Eizo Corp............................................ 1,500    58,190
    Elan Corp............................................ 2,200    26,619
    Elecom Co., Ltd...................................... 1,100    29,370

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Elematec Corp........................................    900 $ 14,837
#   EM Systems Co., Ltd..................................  2,000   20,743
    Endo Lighting Corp...................................  1,700   11,551
*   Enigmo, Inc..........................................  1,300   29,229
    Enplas Corp..........................................  1,300   35,379
    EPS Holdings, Inc....................................  4,300   65,307
#   eRex Co., Ltd........................................  3,900   22,249
#   ES-Con Japan, Ltd....................................  3,600   27,380
    Escrow Agent Japan, Inc..............................  3,500    8,303
    ESPEC Corp...........................................  2,000   36,653
    Excel Co., Ltd.......................................  1,200   21,149
    Exedy Corp...........................................  3,100   78,172
    F@N Communications, Inc..............................  6,200   31,472
    FALCO HOLDINGS Co., Ltd..............................  1,400   19,226
    FCC Co., Ltd.........................................  3,800   96,630
#*  FDK Corp.............................................  1,100   10,552
    Feed One Co., Ltd.................................... 10,700   17,051
    Ferrotec Holdings Corp...............................  5,400   48,529
*   FFRI, Inc............................................    400   13,397
    FIDEA Holdings Co., Ltd.............................. 30,500   37,536
    Fields Corp..........................................  1,100    7,707
    Financial Products Group Co., Ltd....................  7,400   81,259
    FINDEX, Inc..........................................    700    3,750
#   First Bank of Toyama, Ltd. (The).....................  4,700   16,479
#   Fixstars Corp........................................  3,000   39,761
    FJ Next Co., Ltd.....................................  1,300   10,971
    Foster Electric Co., Ltd.............................  2,700   41,287
    France Bed Holdings Co., Ltd.........................  3,800   30,996
#   Freebit Co., Ltd.....................................  2,000   16,347
#   Freund Corp..........................................  1,700   13,371
#*  Fronteo, Inc.........................................  1,100    7,844
    F-Tech, Inc..........................................  1,600   14,205
#   FTGroup Co., Ltd.....................................  1,100   14,945
    Fudo Tetra Corp......................................  1,930   29,413
    Fuji Co., Ltd........................................  2,600   44,141
    Fuji Corp............................................  6,100   79,616
    Fuji Corp............................................    800   15,073
    Fuji Corp., Ltd......................................  3,000   23,279
    Fuji Kosan Co., Ltd..................................    600    3,474
#   Fuji Kyuko Co., Ltd..................................  2,000   61,005
    Fuji Oil Co., Ltd....................................  8,300   23,304
    Fuji Pharma Co., Ltd.................................  2,000   32,784
    Fuji Seal International, Inc.........................  1,800   59,798
    Fuji Soft, Inc.......................................  2,200   89,551
    Fujibo Holdings, Inc.................................  1,500   36,977
    Fujicco Co., Ltd.....................................  2,200   46,921
    Fujikura Kasei Co., Ltd..............................  2,000   10,326
    Fujikura Rubber, Ltd.................................  1,100    4,625
    Fujikura, Ltd........................................ 24,600  107,985
    Fujimi, Inc..........................................  1,300   26,804
    Fujimori Kogyo Co., Ltd..............................  1,600   41,727
#   Fujio Food System Co., Ltd...........................    900   19,685
    Fujita Kanko, Inc....................................    800   19,906
    Fujitec Co., Ltd.....................................  7,300   79,654
    Fujitsu Frontech, Ltd................................  1,400   12,867
    Fujitsu General, Ltd.................................  5,100   65,629
#   Fujiya Co., Ltd......................................  1,100   22,612
    Fukuda Corp..........................................    600   22,326
    Fukuda Denshi Co., Ltd...............................    300   20,261

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Fukui Bank, Ltd. (The)...............................  2,600 $ 37,938
    Fukui Computer Holdings, Inc.........................    900   13,481
*   Fukushima Bank, Ltd. (The)...........................  4,200   15,213
    Fukushima Industries Corp............................  1,200   42,548
    Fukuyama Transporting Co., Ltd.......................  1,800   72,392
    FULLCAST Holdings Co., Ltd...........................  2,000   35,146
    Fumakilla, Ltd.......................................    999   10,921
#*  Funai Electric Co., Ltd..............................  1,900   10,240
    Funai Soken Holdings, Inc............................  3,060   51,732
    Furukawa Battery Co., Ltd. (The).....................  2,400   15,361
    Furukawa Co., Ltd....................................  3,300   42,089
    Furukawa Electric Co., Ltd...........................  6,400  191,964
    Furuno Electric Co., Ltd.............................  3,500   29,170
    Furusato Industries, Ltd.............................  1,000   14,179
    Furuya Metal Co., Ltd................................    400   19,050
    Furyu Corp...........................................    300    2,798
#   Fuso Chemical Co., Ltd...............................  2,000   39,289
    Fuso Pharmaceutical Industries, Ltd..................    500   11,532
    Futaba Corp..........................................  4,200   66,245
    Futaba Industrial Co., Ltd...........................  8,700   45,303
    Future Corp..........................................  1,900   26,387
    Fuyo General Lease Co., Ltd..........................  1,800   89,916
    G-7 Holdings, Inc....................................    500    9,731
    Gakken Holdings Co., Ltd.............................    300   11,238
    Gakujo Co., Ltd......................................  1,000   11,673
    GCA Corp.............................................  2,900   19,261
    Gecoss Corp..........................................  2,000   18,553
    Genki Sushi Co., Ltd.................................    800   30,193
    Genky DrugStores Co., Ltd............................  1,000   23,963
    Geo Holdings Corp....................................  3,000   45,999
    Geostr Corp..........................................  1,300    5,067
    Giken, Ltd...........................................  1,300   38,873
    GL Sciences, Inc.....................................    600    8,349
    GLOBERIDE, Inc.......................................  1,000   22,388
    Glory, Ltd...........................................  5,400  134,156
    GMO Cloud K.K........................................    700   20,855
    GMO Financial Holdings, Inc..........................  1,800    9,879
#   GMO internet, Inc....................................  7,000   94,583
    Godo Steel, Ltd......................................  1,600   26,110
    Goldcrest Co., Ltd...................................  2,590   39,311
#   Golf Digest Online, Inc..............................  1,000    6,066
    Grace Technology, Inc................................  1,200   21,320
    Gree, Inc............................................ 10,400   47,216
    GS Yuasa Corp........................................  6,300  131,501
    G-Tekt Corp..........................................  2,400   35,268
    Gun-Ei Chemical Industry Co., Ltd....................    700   16,867
*   GungHo Online Entertainment, Inc..................... 22,100   52,181
#*  Gunosy, Inc..........................................  1,100   24,375
    Gunze, Ltd...........................................  1,900   79,266
    Gurunavi, Inc........................................  2,500   16,792
    H2O Retailing Corp...................................  8,200  115,404
    HABA Laboratories, Inc...............................    400   26,972
#   Hagihara Industries, Inc.............................  1,400   19,648
    Hagiwara Electric Holdings Co., Ltd..................  1,000   26,124
    Hakuto Co., Ltd......................................  1,400   14,887
    Halows Co., Ltd......................................  1,100   21,268
    Hamakyorex Co., Ltd..................................  2,200   78,674
    Handsman Co., Ltd....................................    800    8,621
    Hanwa Co., Ltd.......................................  4,500  124,965

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Happinet Corp........................................  1,800 $ 26,406
    Harima Chemicals Group, Inc..........................  1,300   11,791
    Hazama Ando Corp..................................... 19,410  128,560
    Heiwa Real Estate Co., Ltd...........................  3,600   66,522
    Heiwado Co., Ltd.....................................  2,500   57,975
#   Helios Techno Holdings Co., Ltd......................  2,400   15,563
    Hibiya Engineering, Ltd..............................  2,400   37,518
    Hiday Hidaka Corp....................................  2,539   49,969
    HI-LEX Corp..........................................  2,500   47,678
    Hinokiya Group Co., Ltd..............................    400    7,019
    Hioki EE Corp........................................  1,400   52,794
    Hirakawa Hewtech Corp................................  1,200   13,426
    Hiramatsu, Inc.......................................  2,300    7,093
#   Hirano Tecseed Co., Ltd..............................  1,700   22,583
#   Hirata Corp..........................................    700   43,328
    Hiroshima Bank, Ltd. (The)........................... 23,800  137,760
    Hiroshima Gas Co., Ltd...............................  6,100   19,010
    Hisaka Works, Ltd....................................  4,200   32,049
    Hitachi Zosen Corp................................... 16,500   54,893
    Hito Communications, Inc.............................  1,000   13,934
    Hochiki Corp.........................................  1,700   16,529
    Hodogaya Chemical Co., Ltd...........................    800   15,295
    Hogy Medical Co., Ltd................................  2,200   73,460
    Hokkaido Coca-Cola Bottling Co., Ltd.................    600   19,670
    Hokkaido Electric Power Co., Inc..................... 18,600  129,012
    Hokkaido Gas Co., Ltd................................  1,600   21,725
    Hokkan Holdings, Ltd.................................  1,200   17,903
    Hokko Chemical Industry Co., Ltd.....................  3,300   15,508
    Hokkoku Bank, Ltd. (The).............................  2,500   75,160
    Hokuetsu Corp........................................ 14,000   75,951
    Hokuetsu Industries Co., Ltd.........................  2,800   28,830
    Hokuhoku Financial Group, Inc........................  9,000  103,172
    Hokuriku Electric Industry Co., Ltd..................    400    3,539
*   Hokuriku Electric Power Co...........................  9,400   82,738
    Hokuriku Electrical Construction Co., Ltd............  1,500   12,233
    Hokuto Corp..........................................  2,800   51,113
    Honda Tsushin Kogyo Co., Ltd.........................  1,400    7,137
    H-One Co., Ltd.......................................  2,200   20,608
    Honeys Holdings Co., Ltd.............................  2,670   22,991
#   Hoosiers Holdings....................................  5,300   32,493
    Horiba, Ltd..........................................    600   29,535
    Hosiden Corp.........................................  7,500   57,046
    Hosokawa Micron Corp.................................  1,000   40,833
#   Hotland Co., Ltd.....................................  1,300   14,998
#   House Do Co., Ltd....................................    600    6,751
    Howa Machinery, Ltd..................................  2,200   16,265
    Hyakugo Bank, Ltd. (The)............................. 23,900   86,552
    Hyakujushi Bank, Ltd. (The)..........................  2,900   67,557
    I.K Co., Ltd.........................................    500    4,119
    Ibiden Co., Ltd...................................... 10,100  147,235
    IBJ Leasing Co., Ltd.................................  2,900   66,853
    IBJ, Inc.............................................  1,100    8,849
    Ichibanya Co., Ltd...................................  1,400   57,019
    Ichigo, Inc.......................................... 21,600   74,693
    Ichikoh Industries, Ltd..............................  4,000   22,159
    Ichinen Holdings Co., Ltd............................  2,000   21,846
    Ichiyoshi Securities Co., Ltd........................  4,100   34,033
    Icom, Inc............................................  1,500   29,089
    Idec Corp............................................  3,300   60,834

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
#   IDOM, Inc............................................  8,500 $ 31,800
    Ihara Science Corp...................................  1,200   16,562
    Iino Kaiun Kaisha, Ltd............................... 10,400   36,855
    IJT Technology Holdings Co., Ltd.....................  2,100   12,705
    IMAGICA GROUP, Inc...................................    900    4,369
    Imasen Electric Industrial...........................  1,801   16,699
    Imuraya Group Co., Ltd...............................  1,600   35,396
    Inaba Denki Sangyo Co., Ltd..........................  2,300   89,806
    Inaba Seisakusho Co., Ltd............................    200    2,261
    Inabata & Co., Ltd...................................  4,800   63,265
    Inageya Co., Ltd.....................................  3,100   36,506
    Ines Corp............................................  3,600   43,713
    I-Net Corp...........................................  1,600   19,695
    Infocom Corp.........................................  1,600   54,173
    Infomart Corp........................................  7,800   83,257
    Information Services International-Dentsu, Ltd.......  1,100   29,393
    Innotech Corp........................................  2,400   22,214
#   Insource Co., Ltd....................................  1,000   20,232
    Intage Holdings, Inc.................................  3,800   30,217
    Inter Action Corp....................................  1,600   35,024
    Internet Initiative Japan, Inc.......................  3,100   73,059
    Inui Global Logistics Co., Ltd.......................  2,525   16,570
    IR Japan Holdings, Ltd...............................    800    9,056
    Iriso Electronics Co., Ltd...........................  1,800   73,723
    I'rom Group Co., Ltd.................................    900   12,456
    Iseki & Co., Ltd.....................................  2,200   32,100
    Ishihara Chemical Co., Ltd...........................    700   10,956
*   Ishihara Sangyo Kaisha, Ltd..........................  4,400   44,871
    Istyle, Inc..........................................  4,200   32,001
    Itfor, Inc...........................................  3,600   24,998
    Itochu Enex Co., Ltd.................................  4,000   34,978
    Itochu-Shokuhin Co., Ltd.............................    600   25,369
    Itoham Yonekyu Holdings, Inc.........................  4,900   31,174
    Itoki Corp...........................................  4,500   23,344
*   Itokuro, Inc.........................................    600   18,424
    IwaiCosmo Holdings, Inc..............................  2,900   33,063
    Iwaki Co., Ltd.......................................  1,300   13,065
    Iwasaki Electric Co., Ltd............................    400    4,666
#   Iwatani Corp.........................................  3,200  109,397
    Iwatsu Electric Co., Ltd.............................    300    2,138
    Iwatsuka Confectionery Co., Ltd......................    500   19,542
    Iyo Bank, Ltd. (The)................................. 18,100  100,019
#   J Trust Co., Ltd..................................... 11,300   42,447
#   JAC Recruitment Co., Ltd.............................  1,600   32,298
    Jaccs Co., Ltd.......................................  3,200   54,962
    Jafco Co., Ltd.......................................  3,300  115,825
    Jalux, Inc...........................................    800   17,570
    Jamco Corp...........................................  1,500   35,135
    Janome Sewing Machine Co., Ltd.......................  2,299   10,359
*   Japan Asset Marketing Co., Ltd....................... 22,400   21,005
    Japan Aviation Electronics Industry, Ltd.............  5,000   65,163
    Japan Best Rescue System Co., Ltd....................  1,200   13,759
    Japan Cash Machine Co., Ltd..........................  2,100   19,124
#*  Japan Display, Inc................................... 65,700   43,776
    Japan Elevator Service Holdings Co., Ltd.............  1,200   19,402
#   Japan Investment Adviser Co., Ltd....................  1,100   40,382
    Japan Lifeline Co., Ltd..............................  5,100   77,619
    Japan Material Co., Ltd..............................  6,600   76,392
    Japan Meat Co., Ltd..................................  1,500   23,245

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Japan Medical Dynamic Marketing, Inc.................  2,570 $ 26,834
    Japan Petroleum Exploration Co., Ltd.................  3,800   71,295
    Japan Property Management Center Co., Ltd............    900    7,037
    Japan Pulp & Paper Co., Ltd..........................  1,600   57,173
    Japan Securities Finance Co., Ltd.................... 13,500   74,088
    Japan Steel Works, Ltd. (The)........................  6,300  116,578
    Japan Transcity Corp.................................  3,000   11,719
    Japan Wool Textile Co., Ltd. (The)...................  6,000   48,204
    Jastec Co., Ltd......................................    300    2,468
    JBCC Holdings, Inc...................................  2,000   26,523
    JCR Pharmaceuticals Co., Ltd.........................    700   36,430
    JCU Corp.............................................  2,900   41,809
    Jeol, Ltd............................................  2,600   47,202
#*  JIG-SAW, Inc.........................................    300    6,906
    Jimoto Holdings, Inc................................. 21,100   23,060
    JINS, Inc............................................  1,100   55,167
    JK Holdings Co., Ltd.................................  2,500   12,186
    J-Oil Mills, Inc.....................................  1,100   38,384
    Joshin Denki Co., Ltd................................  1,900   39,730
    Joyful Honda Co., Ltd................................  1,800   23,703
    JP-Holdings, Inc.....................................  2,900    7,475
    JSP Corp.............................................  1,300   26,658
    Juki Corp............................................  4,500   49,216
    Juroku Bank, Ltd. (The)..............................  3,000   65,790
    Justsystems Corp.....................................  2,300   46,863
    JVC Kenwood Corp..................................... 21,470   50,379
    K&O Energy Group, Inc................................  2,300   30,524
    kabu.com Securities Co., Ltd......................... 13,000   64,620
*   Kadokawa Dwango......................................  7,169   77,823
    Kadoya Sesame Mills, Inc.............................    400   19,104
    Kaga Electronics Co., Ltd............................  1,900   35,316
    Kakiyasu Honten Co., Ltd.............................    600   13,081
#   Kamakura Shinsho, Ltd................................  2,800   36,450
    Kameda Seika Co., Ltd................................  1,200   54,475
    Kamei Corp...........................................  3,600   38,319
    Kanaden Corp.........................................  1,900   20,099
    Kanagawa Chuo Kotsu Co., Ltd.........................    800   27,075
    Kanamoto Co., Ltd....................................  3,400   94,468
#   Kaneko Seeds Co., Ltd................................    900   10,518
    Kanematsu Corp.......................................  7,405   89,152
    Kanematsu Electronics, Ltd...........................  1,400   41,069
*   Kansai Mirai Financial Group, Inc....................  6,197   46,050
    Kansai Super Market, Ltd.............................  1,800   16,271
    Kanto Denka Kogyo Co., Ltd...........................  4,000   33,314
    Kappa Create Co., Ltd................................  2,100   26,953
    Kasai Kogyo Co., Ltd.................................  3,100   24,979
    Katakura Industries Co., Ltd.........................  2,700   28,277
    Kato Sangyo Co., Ltd.................................  2,900   84,788
    Kato Works Co., Ltd..................................  1,600   40,085
    KAWADA TECHNOLOGIES, Inc.............................    600   37,329
    Kawai Musical Instruments Manufacturing Co., Ltd.....    500   13,920
#*  Kawasaki Kisen Kaisha, Ltd...........................  8,900  116,138
    Keihanshin Building Co., Ltd.........................  5,000   40,937
    Keihin Corp..........................................  5,100   91,297
    Keiyo Bank, Ltd. (The)............................... 12,500   78,837
    Keiyo Co., Ltd.......................................  3,600   17,212
    Kenedix, Inc......................................... 21,700  114,259
    Kenko Mayonnaise Co., Ltd............................  2,000   37,640
    Key Coffee, Inc......................................  2,600   48,356

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    KFC Holdings Japan, Ltd..............................  1,400 $ 25,517
    KH Neochem Co., Ltd..................................  3,100   72,947
    King Jim Co., Ltd....................................  3,000   21,509
*   Kintetsu Department Store Co., Ltd...................  1,100   34,146
    Kintetsu World Express, Inc..........................  3,600   52,190
    Kirindo Holdings Co., Ltd............................    900   11,465
    Kissei Pharmaceutical Co., Ltd.......................  2,500   67,932
    Ki-Star Real Estate Co., Ltd.........................  1,100   18,297
    Kitagawa Corp........................................  1,600   32,806
    Kita-Nippon Bank, Ltd. (The).........................  1,000   19,079
    Kitano Construction Corp.............................    700   20,428
#   Kitanotatsujin Corp..................................  7,800   30,675
    Kito Corp............................................  2,700   41,756
    Kitz Corp............................................  8,600   70,409
    Kiyo Bank, Ltd. (The)................................  6,400   92,127
#*  KLab, Inc............................................  4,100   34,745
*   KNT-CT Holdings Co., Ltd.............................  1,300   14,706
    Koa Corp.............................................  3,500   50,143
    Koatsu Gas Kogyo Co., Ltd............................  3,600   24,412
    Kobe Bussan Co., Ltd.................................  1,000   31,058
*   Kobe Electric Railway Co., Ltd.......................    899   31,918
    Kohnan Shoji Co., Ltd................................  3,200   80,898
    Kohsoku Corp.........................................  1,300   12,046
    Koike Sanso Kogyo Co., Ltd...........................    400    8,536
*   Kojima Co., Ltd......................................  2,300   12,202
    Kokuyo Co., Ltd......................................  4,300   62,794
    Komatsu Matere Co., Ltd..............................  4,000   27,178
    Komatsu Wall Industry Co., Ltd.......................    600   10,281
    KOMEDA Holdings Co., Ltd.............................  3,900   74,669
    Komehyo Co., Ltd.....................................    800    8,345
    Komeri Co., Ltd......................................  3,300   83,501
    Komori Corp..........................................  7,500   79,795
    Konaka Co., Ltd......................................  1,760    7,185
    Kondotec, Inc........................................  1,500   12,945
    Konishi Co., Ltd.....................................  4,000   58,147
    Konoike Transport Co., Ltd...........................  2,900   43,459
    Koshidaka Holdings Co., Ltd..........................  4,400   63,075
    Kotobuki Spirits Co., Ltd............................  1,800   67,350
*   Kourakuen Holdings Corp..............................  1,000   20,441
    Krosaki Harima Corp..................................    500   26,325
    KRS Corp.............................................  1,000   18,779
    KU Holdings Co., Ltd.................................  2,400   17,220
    Kumagai Gumi Co., Ltd................................  4,000  125,469
#   Kumiai Chemical Industry Co., Ltd.................... 10,267   63,814
    Kura Corp............................................  1,000   51,819
    Kurabo Industries, Ltd...............................  1,800   38,816
    Kureha Corp..........................................  1,900  119,190
    Kurimoto, Ltd........................................  1,100   14,100
    Kuriyama Holdings Corp...............................  1,000    6,695
    KYB Corp.............................................  2,200   59,635
#   Kyoden Co., Ltd......................................  1,800    6,936
    Kyodo Printing Co., Ltd..............................    900   19,219
    Kyoei Steel, Ltd.....................................  2,900   47,348
    Kyokuto Boeki Kaisha, Ltd............................    800   11,966
    Kyokuto Kaihatsu Kogyo Co., Ltd......................  3,800   53,643
    Kyokuto Securities Co., Ltd..........................  2,600   27,170
    Kyokuyo Co., Ltd.....................................  1,100   27,895
    KYORIN Holdings, Inc.................................  4,500   95,553
    Kyoritsu Maintenance Co., Ltd........................  2,100   95,918

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Kyosan Electric Manufacturing Co., Ltd...............  5,000 $ 18,999
    Kyushu Financial Group, Inc.......................... 14,600   59,476
#   LAC Co., Ltd.........................................  2,400   32,920
*   Laox Co., Ltd........................................  5,100   12,494
    Lasertec Corp........................................  3,200  105,485
    LEC, Inc.............................................  2,400   35,702
    Leopalace21 Corp..................................... 26,900  127,454
    Life Corp............................................  2,000   42,879
    LIFULL Co., Ltd......................................  8,200   54,009
#   Like Co., Ltd........................................  1,600   15,432
    Linical Co., Ltd.....................................  1,600   20,574
    Link And Motivation, Inc.............................  3,900   32,747
    Lintec Corp..........................................  4,900  108,507
*   Litalico, Inc........................................  1,200   22,490
    LIXIL VIVA Corp......................................  2,500   36,009
*   M&A Capital Partners Co., Ltd........................    600   27,767
    Macnica Fuji Electronics Holdings, Inc...............  4,699   61,433
    Macromill, Inc.......................................  3,500   49,876
    Maeda Kosen Co., Ltd.................................  1,900   44,647
    Maeda Road Construction Co., Ltd.....................  6,000  116,820
    Maezawa Kasei Industries Co., Ltd....................  1,200   11,178
    Maezawa Kyuso Industries Co., Ltd....................  1,200   19,921
    Makino Milling Machine Co., Ltd......................  2,200   90,070
    Mamezou Holdings Co., Ltd............................  3,000   27,909
    Mandom Corp..........................................  2,200   51,710
    Mani, Inc............................................  2,100   92,014
#   MarkLines Co., Ltd...................................  1,500   19,374
    Mars Group Holdings Corp.............................  1,800   35,349
    Marubun Corp.........................................  1,900   12,565
    Marudai Food Co., Ltd................................  2,600   41,957
    Maruha Nichiro Corp..................................  2,653   90,427
    Maruka Machinery Co., Ltd............................    800   14,965
#   Marusan Securities Co., Ltd..........................  5,800   42,756
    Maruwa Co., Ltd......................................    800   47,065
    Maruwa Unyu Kikan Co., Ltd...........................    800   26,723
    Maruyama Manufacturing Co., Inc......................    300    3,609
    Maruzen CHI Holdings Co., Ltd........................    400    1,168
    Maruzen Co., Ltd.....................................  1,400   30,647
    Maruzen Showa Unyu Co., Ltd..........................  1,200   29,582
    Marvelous, Inc.......................................  3,300   28,529
    Matching Service Japan Co., Ltd......................    600    7,942
    Matsuda Sangyo Co., Ltd..............................  2,725   35,779
    Matsui Construction Co., Ltd.........................  1,500    9,780
#   Matsuya Co., Ltd.....................................  5,000   46,089
    Matsuyafoods Holdings Co., Ltd.......................    800   26,505
    Max Co., Ltd.........................................  4,000   53,265
    Maxell Holdings, Ltd.................................  5,500   78,439
    Maxvalu Nishinihon Co., Ltd..........................  1,300   22,115
    Maxvalu Tokai Co., Ltd...............................    700   15,955
    MCJ Co., Ltd.........................................  6,500   43,969
#   MEC Co., Ltd.........................................  2,100   20,518
    Media Do Holdings Co., Ltd...........................    900   18,658
#*  Medical Data Vision Co., Ltd.........................  1,200   10,711
    Megachips Corp.......................................  2,500   64,880
    Megmilk Snow Brand Co., Ltd..........................  4,600  122,064
    Meidensha Corp.......................................  4,600   62,038
    Meiji Electric Industries Co., Ltd...................  1,400   23,402
    Meiko Electronics Co., Ltd...........................  2,400   44,191
    Meiko Network Japan Co., Ltd.........................  2,600   22,672

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Meisei Industrial Co., Ltd...........................  5,000 $ 32,314
    Meitec Corp..........................................  2,300  100,416
    Meito Sangyo Co., Ltd................................  1,200   14,404
    Meiwa Corp...........................................  2,200    8,553
    Melco Holdings, Inc..................................    700   22,656
    Menicon Co., Ltd.....................................  1,600   39,819
    METAWATER Co., Ltd...................................    900   25,058
    Michinoku Bank, Ltd. (The)...........................  2,400   36,267
    Micronics Japan Co., Ltd.............................  2,500   18,344
    Mie Kotsu Group Holdings, Inc........................  5,900   33,602
    Mikuni Corp..........................................  2,700   12,523
    Milbon Co., Ltd......................................  2,100   84,403
    Mimaki Engineering Co., Ltd..........................  1,900   13,683
    Mimasu Semiconductor Industry Co., Ltd...............  2,619   33,663
    Ministop Co., Ltd....................................  1,800   32,351
    Miraca Holdings, Inc.................................  5,300  131,112
#   Mirait Holdings Corp.................................  6,700   96,834
#   Miroku Jyoho Service Co., Ltd........................  2,200   50,840
    Misawa Homes Co., Ltd................................  2,000   13,755
    Mitani Corp..........................................  1,200   60,022
    Mitani Sekisan Co., Ltd..............................  1,800   42,263
    Mito Securities Co., Ltd............................. 10,500   26,027
    Mitsuba Corp.........................................  5,000   30,993
    Mitsubishi Kakoki Kaisha, Ltd........................  1,000   13,909
    Mitsubishi Logisnext Co., Ltd........................  2,300   23,923
    Mitsubishi Logistics Corp............................    500   12,810
    Mitsubishi Paper Mills, Ltd..........................  2,300   11,960
    Mitsubishi Pencil Co., Ltd...........................  2,400   49,140
    Mitsubishi Research Institute, Inc...................  1,100   32,211
    Mitsubishi Shokuhin Co., Ltd.........................  1,200   31,386
    Mitsubishi Steel Manufacturing Co., Ltd..............  1,400   21,556
    Mitsuboshi Belting, Ltd..............................  3,500   66,874
*   Mitsui E&S Holdings Co., Ltd.........................  7,900   89,148
#   Mitsui High-Tec, Inc.................................  3,300   27,793
    Mitsui Matsushima Holdings Co., Ltd..................  1,000   12,624
    Mitsui Mining & Smelting Co., Ltd....................  6,400  150,988
    Mitsui Sugar Co., Ltd................................  1,800   48,868
*   Mitsui-Soko Holdings Co., Ltd........................  2,200   38,874
    Mitsuuroko Group Holdings Co., Ltd...................  3,000   21,299
    Mixi, Inc............................................  3,900   98,866
    Miyaji Engineering Group, Inc........................    900   16,248
    Miyazaki Bank, Ltd. (The)............................  2,000   50,308
    Mizuno Corp..........................................  2,500   58,449
    Mochida Pharmaceutical Co., Ltd......................  1,100   97,542
    Modec, Inc...........................................  2,600   58,242
    Monex Group, Inc..................................... 18,400   64,352
    Monogatari Corp. (The)...............................    600   52,012
    MORESCO Corp.........................................  1,100   15,808
    Morinaga Milk Industry Co., Ltd......................  3,700  107,612
    Morita Holdings Corp.................................  2,600   42,112
    Morito Co., Ltd......................................  2,600   17,153
    Morozoff, Ltd........................................    300   13,246
    Mory Industries, Inc.................................    900   19,447
    MrMax Holdings, Ltd..................................  4,600   21,297
    MTI, Ltd.............................................  4,500   26,100
#   Mugen Estate Co., Ltd................................  1,600    8,669
    Murakami Corp........................................    500   11,576
    Musashi Seimitsu Industry Co., Ltd...................  3,400   49,443
    Musashino Bank, Ltd. (The)...........................  3,100   71,161

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
#   N Field Co., Ltd.....................................  1,000 $  7,900
    Nachi-Fujikoshi Corp.................................  1,700   68,213
    Nafco Co., Ltd.......................................  1,300   20,217
    Nagaileben Co., Ltd..................................    800   16,022
#   Nagano Bank, Ltd. (The)..............................    600    8,649
    Nagano Keiki Co., Ltd................................  2,100   15,668
    Nagase & Co., Ltd.................................... 10,100  147,830
    Nagatanien Holdings Co., Ltd.........................  1,000   21,630
    Nagawa Co., Ltd......................................    400   19,752
    Nakabayashi Co., Ltd.................................  3,300   16,506
    Nakamuraya Co., Ltd..................................    300   11,379
    Nakanishi, Inc.......................................  4,900   84,220
    Nakayama Steel Works, Ltd............................  3,500   16,249
    Namura Shipbuilding Co., Ltd.........................  7,996   33,322
    Nanto Bank, Ltd. (The)...............................  3,500   71,475
    Natori Co., Ltd......................................    700   10,202
    NEC Capital Solutions, Ltd...........................    900   13,328
    NEC Networks & System Integration Corp...............  2,700   59,637
    NET One Systems Co., Ltd.............................  5,300  111,078
    Neturen Co., Ltd.....................................  3,800   30,112
    Nextage Co., Ltd.....................................  2,900   32,245
    Nexyz Group Corp.....................................  1,200   20,738
    Nichias Corp.........................................  6,100  105,776
    Nichiban Co., Ltd....................................  1,500   27,292
    Nichicon Corp........................................  5,900   46,884
    Nichiden Corp........................................  1,800   25,917
    Nichiha Corp.........................................  2,700   69,203
    NichiiGakkan Co., Ltd................................  5,700   50,591
    Nichi-iko Pharmaceutical Co., Ltd....................  4,250   64,187
    Nichireki Co., Ltd...................................  3,900   34,541
    Nichirin Co., Ltd....................................  1,430   25,183
    Nihon Chouzai Co., Ltd...............................    700   21,580
*   Nihon Dempa Kogyo Co., Ltd...........................    600    2,088
    Nihon Dengi Co., Ltd.................................    600   14,749
    Nihon Eslead Corp....................................  1,000   13,938
    Nihon Flush Co., Ltd.................................  1,600   27,193
    Nihon House Holdings Co., Ltd........................  5,600   21,941
    Nihon Kagaku Sangyo Co., Ltd.........................  1,900   21,411
    Nihon Nohyaku Co., Ltd...............................  6,100   27,671
    Nihon Parkerizing Co., Ltd...........................  8,900  105,313
    Nihon Plast Co., Ltd.................................  1,700   11,989
    Nihon Tokushu Toryo Co., Ltd.........................  1,400   16,916
    Nihon Yamamura Glass Co., Ltd........................    800   10,844
    Nikkiso Co., Ltd.....................................  7,000   65,051
    Nikkon Holdings Co., Ltd.............................  5,100  128,440
    Nippo Corp...........................................  1,000   19,089
    Nippon Air Conditioning Services Co., Ltd............  2,700   15,887
    Nippon Beet Sugar Manufacturing Co., Ltd.............  1,200   19,075
    Nippon Carbide Industries Co., Inc...................  1,100   17,162
#   Nippon Carbon Co., Ltd...............................  1,600   63,608
    Nippon Ceramic Co., Ltd..............................  1,000   23,211
    Nippon Chemical Industrial Co., Ltd..................  1,300   27,795
    Nippon Chemi-Con Corp................................  2,000   40,138
    Nippon Coke & Engineering Co., Ltd................... 12,500   11,158
    Nippon Commercial Development Co., Ltd...............  1,600   22,288
    Nippon Concrete Industries Co., Ltd..................  8,400   20,076
#   Nippon Denko Co., Ltd................................ 15,100   30,891
    Nippon Densetsu Kogyo Co., Ltd.......................  3,100   67,941
    Nippon Fine Chemical Co., Ltd........................  1,900   18,986

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Nippon Flour Mills Co., Ltd..........................  5,200 $ 87,242
    Nippon Gas Co., Ltd..................................  3,000  110,365
#   Nippon Hume Corp.....................................  3,300   23,423
    Nippon Kanzai Co., Ltd...............................  1,700   29,331
    Nippon Kinzoku Co., Ltd..............................    300    3,448
#   Nippon Kodoshi Corp..................................    400    6,038
    Nippon Koei Co., Ltd.................................  1,700   39,854
    Nippon Koshuha Steel Co., Ltd........................  1,000    4,955
    Nippon Light Metal Holdings Co., Ltd................. 55,700  123,598
    Nippon Paper Industries Co., Ltd.....................  6,700  131,375
    Nippon Parking Development Co., Ltd.................. 23,500   33,936
    Nippon Pillar Packing Co., Ltd.......................  2,000   24,434
    Nippon Piston Ring Co., Ltd..........................    700   11,287
    Nippon Road Co., Ltd. (The)..........................  1,000   58,128
    Nippon Seiki Co., Ltd................................  5,000   92,780
    Nippon Seisen Co., Ltd...............................    500   14,825
#*  Nippon Sharyo, Ltd...................................  1,200   27,056
    Nippon Sheet Glass Co., Ltd..........................  9,500   85,922
    Nippon Signal Co., Ltd...............................  7,000   60,941
    Nippon Soda Co., Ltd.................................  3,200   81,078
    Nippon Steel & Sumikin Bussan Corp...................  1,548   64,740
    Nippon Suisan Kaisha, Ltd............................ 24,400  150,714
    Nippon Systemware Co., Ltd...........................  1,200   19,838
    Nippon Thompson Co., Ltd............................. 11,800   61,390
    Nippon Yakin Kogyo Co., Ltd.......................... 16,600   38,886
    Nipro Corp...........................................    400    5,368
    Nishikawa Rubber Co., Ltd............................  1,200   21,414
    Nishimatsu Construction Co., Ltd.....................  6,000  139,881
#   Nishimatsuya Chain Co., Ltd..........................  5,300   43,695
    Nishi-Nippon Financial Holdings, Inc................. 10,900   98,311
    Nishi-Nippon Railroad Co., Ltd.......................  4,300  109,863
    Nishio Rent All Co., Ltd.............................  2,100   65,938
    Nissan Shatai Co., Ltd...............................  7,700   70,411
#   Nissei ASB Machine Co., Ltd..........................  1,000   35,503
    Nissei Corp..........................................    400    4,115
    Nissei Plastic Industrial Co., Ltd...................  1,400   11,543
    Nissha Co., Ltd......................................  4,000   52,480
    Nisshin Fudosan Co...................................  2,800   11,260
    Nisshin Oillio Group, Ltd. (The).....................  3,100   88,849
    Nisshinbo Holdings, Inc.............................. 14,836  129,431
    Nissin Corp..........................................  2,200   35,445
#   Nissin Electric Co., Ltd.............................  6,100   53,409
    Nissin Kogyo Co., Ltd................................  4,400   59,927
    Nissin Sugar Co., Ltd................................  1,300   24,214
    Nissui Pharmaceutical Co., Ltd.......................  1,400   15,078
    Nitta Corp...........................................  2,300   75,410
    Nittan Valve Co., Ltd................................  2,000    6,009
    Nittetsu Mining Co., Ltd.............................    800   33,065
    Nitto Boseki Co., Ltd................................  3,200   56,333
#   Nitto FC Co., Ltd....................................  1,500    9,971
    Nitto Kogyo Corp.....................................  3,700   66,863
    Nitto Kohki Co., Ltd.................................  1,300   25,116
    Nitto Seiko Co., Ltd.................................  3,000   13,966
#   Nittoc Construction Co., Ltd.........................  3,500   20,199
    Nittoku Engineering Co., Ltd.........................  1,500   35,717
    Noda Corp............................................    800    4,984
    Noevir Holdings Co., Ltd.............................  1,300   55,660
    Nohmi Bosai, Ltd.....................................  2,800   47,254
    Nojima Corp..........................................  2,500   49,354

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Nomura Co., Ltd......................................  3,200 $ 87,155
    Noritake Co., Ltd....................................  1,100   52,245
    Noritsu Koki Co., Ltd................................  2,700   43,129
    Noritz Corp..........................................  3,000   41,752
    North Pacific Bank, Ltd.............................. 32,300   86,437
    NS Tool Co., Ltd.....................................  1,000   23,017
    NS United Kaiun Kaisha, Ltd..........................    900   23,001
    NSD Co., Ltd.........................................  3,730   79,227
    NTN Corp............................................. 44,100  144,918
    NuFlare Technology, Inc..............................    700   33,678
#   OAK Capital Corp.....................................  5,200    6,573
    Obara Group, Inc.....................................  1,000   32,759
    Odelic Co., Ltd......................................    600   21,222
    Oenon Holdings, Inc..................................  5,000   16,080
    Ogaki Kyoritsu Bank, Ltd. (The)......................  3,700   77,052
#   Ohara, Inc...........................................    700   10,587
    Ohashi Technica, Inc.................................  1,700   19,782
    Ohsho Food Service Corp..............................  1,200   80,508
    Oiles Corp...........................................  2,273   37,999
    Oita Bank, Ltd. (The)................................  1,600   49,001
    Okabe Co., Ltd.......................................  4,000   31,479
#   Okamoto Industries, Inc..............................  1,200   61,654
    Okamoto Machine Tool Works, Ltd......................    300    6,276
    Okamura Corp.........................................  7,300   94,115
    Okasan Securities Group, Inc......................... 17,000   74,698
    Oki Electric Industry Co., Ltd.......................  6,500   83,955
    Okinawa Cellular Telephone Co........................  1,100   39,002
    Okinawa Electric Power Co., Inc. (The)...............  4,057   76,755
    OKK Corp.............................................    500    3,698
    OKUMA Corp...........................................  2,000  103,442
    Okumura Corp.........................................  3,400  107,439
    Okura Industrial Co., Ltd............................    800   13,008
    Okuwa Co., Ltd.......................................  4,000   37,516
    Onoken Co., Ltd......................................  1,700   25,708
    Onward Holdings Co., Ltd............................. 12,000   70,157
    Ootoya Holdings Co., Ltd.............................    500   10,290
*   Open Door, Inc.......................................    900   23,380
#   Optex Group Co., Ltd.................................  3,300   58,011
    Organo Corp..........................................    800   18,780
    Origin Electric Co., Ltd.............................    600    9,459
    Oro Co., Ltd.........................................    500   20,465
    Osaka Organic Chemical Industry, Ltd.................  2,900   30,065
    Osaka Soda Co., Ltd..................................  2,000   45,803
    Osaka Steel Co., Ltd.................................  1,500   27,259
    OSAKA Titanium Technologies Co., Ltd.................  3,300   50,744
    Osaki Electric Co., Ltd..............................  6,000   39,828
    OSG Corp.............................................  3,200   65,494
    OSJB Holdings Corp................................... 18,400   51,325
    Outsourcing, Inc.....................................  8,500   97,585
    Oyo Corp.............................................  2,700   28,476
    Pacific Industrial Co., Ltd..........................  4,800   67,950
    Pacific Metals Co., Ltd..............................  1,700   45,696
    Pack Corp. (The).....................................  1,800   47,649
    PAL GROUP Holdings Co., Ltd..........................  1,400   38,576
    Paramount Bed Holdings Co., Ltd......................  2,000   83,858
    Parco Co., Ltd.......................................  3,300   31,413
    Paris Miki Holdings, Inc.............................  1,000    3,683
#   Pasona Group, Inc....................................  1,500   19,010
    PC Depot Corp........................................  2,760   11,218

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Pegasus Sewing Machine Manufacturing Co., Ltd........  2,600 $ 16,641
    Penta-Ocean Construction Co., Ltd.................... 29,400  172,593
    Pepper Food Service Co., Ltd.........................    900   21,289
*   Phil Co., Inc........................................    200    8,785
    PIA Corp.............................................    600   19,167
    Piolax, Inc..........................................  3,000   61,252
*   Pioneer Corp......................................... 34,600   20,690
#   Plenus Co., Ltd......................................  3,000   50,660
    Poletowin Pitcrew Holdings, Inc......................  3,400   27,215
    Press Kogyo Co., Ltd.................................  9,000   48,858
    Pressance Corp.......................................  3,600   49,028
    Prestige International, Inc..........................  4,800   57,279
    Prima Meat Packers, Ltd..............................  2,400   45,441
    Pronexus, Inc........................................  1,300   11,862
#   Prospect Co., Ltd.................................... 44,000   11,770
    Proto Corp...........................................  1,000   13,944
    PS Mitsubishi Construction Co., Ltd..................  3,600   19,117
    Punch Industry Co., Ltd..............................  2,600   13,585
    Qol Holdings Co., Ltd................................  2,600   40,621
    Quick Co., Ltd.......................................    700    9,016
    Raito Kogyo Co., Ltd.................................  4,700   57,448
    Rakus Co., Ltd.......................................  1,800   31,910
    Rasa Industries, Ltd.................................    800   10,009
    Raysum Co., Ltd......................................  1,900   19,185
    RECOMM Co., Ltd......................................  9,700   17,041
    Relia, Inc...........................................  4,800   41,867
#   Remixpoint, Inc......................................  1,500    5,751
    Renaissance, Inc.....................................  1,600   28,962
*   RENOVA, Inc..........................................  3,400   33,323
#*  Renown, Inc..........................................  3,000    2,731
    Resorttrust, Inc.....................................  8,600  120,563
    Retail Partners Co., Ltd.............................  2,000   20,572
    Rheon Automatic Machinery Co., Ltd...................  2,000   25,298
    Rhythm Watch Co., Ltd................................  1,000   15,635
    Ricoh Leasing Co., Ltd...............................  1,900   58,157
    Ride On Express Holdings Co., Ltd....................  1,200   13,716
    Right On Co., Ltd....................................  1,500   11,325
    Riken Corp...........................................  1,300   58,844
    Riken Keiki Co., Ltd.................................  2,500   45,602
    Riken Technos Corp...................................  3,200   13,559
    Riken Vitamin Co., Ltd...............................  1,100   34,184
#   Ringer Hut Co., Ltd..................................  1,900   40,670
    Rion Co., Ltd........................................    700   10,984
    Riso Kagaku Corp.....................................  3,000   45,345
    Riso Kyoiku Co., Ltd................................. 15,100   61,787
    Rock Field Co., Ltd..................................  2,100   28,867
    Rokko Butter Co., Ltd................................  1,700   30,925
    Roland DG Corp.......................................  1,200   23,376
    Rorze Corp...........................................  1,400   21,039
    Round One Corp.......................................  7,600   86,470
    Royal Holdings Co., Ltd..............................  2,500   60,968
    RS Technologies Co., Ltd.............................    500   12,700
    Ryobi, Ltd...........................................  2,600   66,904
    Ryoden Corp..........................................  1,500   18,813
    Ryosan Co., Ltd......................................  2,400   67,171
#   Ryoyo Electro Corp...................................  3,400   46,486
    S Foods, Inc.........................................  2,000   72,592
#   S&B Foods, Inc.......................................    600   22,563
    Sac's Bar Holdings, Inc..............................  1,650   16,573

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
#   Sagami Rubber Industries Co., Ltd....................  1,000 $ 16,812
    Saibu Gas Co., Ltd...................................  3,600   80,436
    Saizeriya Co., Ltd...................................  2,600   49,405
    Sakai Chemical Industry Co., Ltd.....................  1,400   29,312
    Sakai Heavy Industries, Ltd..........................    600   12,951
    Sakai Moving Service Co., Ltd........................    800   43,673
    Sakai Ovex Co., Ltd..................................    800   14,268
    Sakata INX Corp......................................  5,200   56,801
    Sakura Internet, Inc.................................  1,700    7,458
#   Sala Corp............................................  7,000   36,105
    SAMTY Co., Ltd.......................................  1,900   26,663
    San Holdings, Inc....................................    400    8,693
    San ju San Financial Group, Inc......................  2,700   40,319
    San-A Co., Ltd.......................................  1,700   67,616
    San-Ai Oil Co., Ltd..................................  5,500   48,320
*   Sanden Holdings Corp.................................  3,000   22,466
    Sanei Architecture Planning Co., Ltd.................  1,300   19,694
    Sangetsu Corp........................................  5,000   91,328
    San-In Godo Bank, Ltd. (The)......................... 16,400  119,019
    Sanken Electric Co., Ltd.............................  3,000   62,812
    Sanki Engineering Co., Ltd...........................  5,000   52,188
    Sankyo Frontier Co., Ltd.............................    600   20,947
    Sankyo Seiko Co., Ltd................................  4,000   14,697
    Sankyo Tateyama, Inc.................................  2,800   34,691
    Sanoh Industrial Co., Ltd............................  3,000   16,378
#   Sansei Technologies, Inc.............................  1,200   19,747
    Sansha Electric Manufacturing Co., Ltd...............    800    6,905
    Sanshin Electronics Co., Ltd.........................  2,000   30,920
    Sanyo Chemical Industries, Ltd.......................  1,600   76,768
    Sanyo Denki Co., Ltd.................................  1,000   37,946
    Sanyo Electric Railway Co., Ltd......................  2,000   38,028
    Sanyo Housing Nagoya Co., Ltd........................  1,300   10,972
    Sanyo Shokai, Ltd....................................  2,500   40,398
    Sanyo Special Steel Co., Ltd.........................  3,000   65,009
    Sanyo Trading Co., Ltd...............................  1,300   21,352
#   Sapporo Holdings, Ltd................................  5,400  123,312
    Sato Holdings Corp...................................  2,700   63,907
    Sato Shoji Corp......................................  1,300   10,857
    Satori Electric Co., Ltd.............................  1,000    8,253
    Sawada Holdings Co., Ltd.............................  3,300   32,818
    Saxa Holdings, Inc...................................    400    6,387
    SBS Holdings, Inc....................................  2,900   42,488
#   Scala, Inc...........................................  1,600   11,009
    Scroll Corp..........................................  2,300    8,985
    SEC Carbon, Ltd......................................    200   18,836
    Secom Joshinetsu Co., Ltd............................    900   28,141
    Seed Co., Ltd........................................  1,500   17,879
    Seika Corp...........................................  1,000   13,406
    Seikagaku Corp.......................................  4,200   47,674
*   Seikitokyu Kogyo Co., Ltd............................  2,700   15,191
    Seiko Holdings Corp..................................  3,300   69,493
    Seiko PMC Corp.......................................    800    5,780
    Seiren Co., Ltd......................................  5,800   96,864
    Sekisui Jushi Corp...................................  2,700   50,861
    Sekisui Plastics Co., Ltd............................  3,500   29,553
    Senko Group Holdings Co., Ltd........................ 11,100   90,420
    Senshu Electric Co., Ltd.............................    700   16,239
    Senshu Ikeda Holdings, Inc........................... 25,100   68,836
#*  Senshukai Co., Ltd...................................  3,000    6,905

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
#   Septeni Holdings Co., Ltd............................  4,400 $  7,908
    SFP Holdings Co., Ltd................................  1,400   20,673
    Shibaura Electronics Co., Ltd........................    700   24,274
    Shibaura Mechatronics Corp...........................    400   12,809
    Shibusawa Warehouse Co., Ltd. (The)..................  1,200   16,674
    Shibuya Corp.........................................  1,700   56,590
#*  SHIFT, Inc...........................................    800   35,321
    Shiga Bank, Ltd. (The)...............................  4,399  102,394
    Shikibo, Ltd.........................................    900    8,645
    Shikoku Bank, Ltd. (The).............................  5,400   52,104
    Shikoku Chemicals Corp...............................  3,000   33,079
    Shima Seiki Manufacturing, Ltd.......................  2,800   91,437
    Shimachu Co., Ltd....................................  3,100   88,833
    Shimizu Bank, Ltd. (The).............................  1,100   15,699
    Shin Nippon Air Technologies Co., Ltd................  1,600   24,886
    Shinagawa Refractories Co., Ltd......................  1,200   40,251
    Shindengen Electric Manufacturing Co., Ltd...........    800   31,772
    Shin-Etsu Polymer Co., Ltd...........................  5,000   37,685
#*  Shinkawa, Ltd........................................  1,000    3,660
    Shin-Keisei Electric Railway Co., Ltd................    900   17,213
    Shinko Electric Industries Co., Ltd..................  8,900   61,366
    Shinko Plantech Co., Ltd.............................  6,500   68,904
    Shinko Shoji Co., Ltd................................  2,600   40,258
    Shinmaywa Industries, Ltd............................  8,000  108,060
    Shinnihon Corp.......................................  3,400   31,337
#   Shinoken Group Co., Ltd..............................  3,900   29,445
    Shinsho Corp.........................................  1,000   22,774
    Shinwa Co., Ltd......................................    900   17,189
    Ship Healthcare Holdings, Inc........................  3,200  121,029
#   Shizuki Electric Co., Inc............................  1,600    8,854
    Shizuoka Gas Co., Ltd................................  8,300   67,252
    Shobunsha Publications, Inc..........................  1,300    5,383
#   Shoei Co., Ltd.......................................  1,300   44,923
#   Shoei Foods Corp.....................................  1,000   24,185
    Shofu, Inc...........................................  1,000    9,970
    Showa Aircraft Industry Co., Ltd.....................  1,600   19,324
    Showa Corp...........................................  5,400   69,628
    Showa Sangyo Co., Ltd................................  2,000   52,553
    SIGMAXYZ, Inc........................................  1,700   13,064
#   Siix Corp............................................  3,800   53,427
    Sinanen Holdings Co., Ltd............................    600   12,200
    Sinfonia Technology Co., Ltd.........................  3,599   44,966
    Sinko Industries, Ltd................................  2,400   30,625
    Sintokogio, Ltd......................................  5,338   45,181
    SK-Electronics Co., Ltd..............................    600    9,834
    SKY Perfect JSAT Holdings, Inc....................... 14,000   61,660
    SMK Corp.............................................    500   11,619
    SMS Co., Ltd.........................................  5,700   94,025
    SNT Corp.............................................  3,900   11,923
    Soda Nikka Co., Ltd..................................  3,100   14,723
    Sodick Co., Ltd......................................  5,800   44,005
    Soft99 Corp..........................................  1,200   10,035
    Softbank Technology Corp.............................  1,400   26,381
    Softcreate Holdings Corp.............................    900   10,972
#   Software Service, Inc................................    400   32,333
    Sogo Medical Holdings Co., Ltd.......................  2,600   44,081
    Soken Chemical & Engineering Co., Ltd................    800   13,804
    Solasto Corp.........................................  5,000   47,202
#   Soliton Systems K.K..................................  1,500   11,653

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
#   Sourcenext Corp......................................  6,400 $ 31,423
    Space Co., Ltd.......................................    880   10,013
    Space Value Holdings Co., Ltd........................  2,500   21,632
#   Sparx Group Co., Ltd................................. 11,800   20,179
#   S-Pool, Inc..........................................  1,700   25,750
    SRA Holdings.........................................  1,000   24,032
    Srg Takamiya Co., Ltd................................  1,700   10,524
    SRS Holdings Co., Ltd................................  2,500   22,288
    ST Corp..............................................  1,400   22,593
    St Marc Holdings Co., Ltd............................  1,700   38,673
    Star Mica Co., Ltd...................................  1,800   23,917
#   Star Micronics Co., Ltd..............................  2,400   35,254
    Starts Corp., Inc....................................  2,700   60,595
    Starzen Co., Ltd.....................................  1,000   34,164
    Stella Chemifa Corp..................................    900   23,831
    Step Co., Ltd........................................  1,500   17,346
    Strike Co., Ltd......................................    600   11,160
    Studio Alice Co., Ltd................................  1,100   24,592
    Sugimoto & Co., Ltd..................................    900   14,530
#   Sumida Corp..........................................  2,200   24,709
    Suminoe Textile Co., Ltd.............................    500   11,081
    Sumitomo Bakelite Co., Ltd...........................  2,200   82,029
    Sumitomo Densetsu Co., Ltd...........................  2,200   36,047
    Sumitomo Mitsui Construction Co., Ltd................ 14,392   91,906
    Sumitomo Osaka Cement Co., Ltd.......................  4,000  177,476
    Sumitomo Precision Products Co., Ltd.................    200    5,377
    Sumitomo Riko Co., Ltd...............................  3,800   34,077
    Sumitomo Seika Chemicals Co., Ltd....................    800   31,723
    Sumitomo Warehouse Co., Ltd. (The)...................  6,500   83,621
    Sun Frontier Fudousan Co., Ltd.......................  3,700   40,697
    Suncall Corp.........................................  1,500    8,683
    Sun-Wa Technos Corp..................................  1,500   12,735
    Sushiro Global Holdings, Ltd.........................  2,000  117,125
    SWCC Showa Holdings Co., Ltd.........................  3,700   21,473
    Systena Corp.........................................  7,000   77,406
    Syuppin Co., Ltd.....................................  1,800   11,462
    T Hasegawa Co., Ltd..................................  2,300   34,014
    T RAD Co., Ltd.......................................  1,100   23,102
    T&K Toka Co., Ltd....................................  2,300   20,541
    Tachibana Eletech Co., Ltd...........................  2,500   35,948
    Tachikawa Corp.......................................  1,100    9,815
    Tachi-S Co., Ltd.....................................  4,300   59,085
    Tadano, Ltd..........................................  9,900  112,854
    Taihei Dengyo Kaisha, Ltd............................  2,600   58,051
    Taiho Kogyo Co., Ltd.................................  1,900   17,084
    Taikisha, Ltd........................................  2,300   61,162
    Taiko Bank, Ltd. (The)...............................    400    6,127
    Taiko Pharmaceutical Co., Ltd........................  1,100   17,365
    Taisei Lamick Co., Ltd...............................    800   20,553
    Taiyo Holdings Co., Ltd..............................  1,500   45,670
    Takamatsu Construction Group Co., Ltd................  1,600   41,258
    Takaoka Toko Co., Ltd................................  1,200   16,326
    Takara Leben Co., Ltd................................  9,300   29,184
    Takara Standard Co., Ltd.............................  4,200   60,226
    Takasago International Corp..........................  2,100   64,952
    Takasago Thermal Engineering Co., Ltd................  4,100   64,659
    Take And Give Needs Co., Ltd.........................  1,000   16,922
    TAKEBISHI Corp.......................................  1,400   17,964
    Takeei Corp..........................................  1,900   12,489

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Takeuchi Manufacturing Co., Ltd......................  3,200 $ 58,297
    Takisawa Machine Tool Co., Ltd.......................  1,100   15,365
    Takuma Co., Ltd......................................  7,000   88,724
#   Tama Home Co., Ltd...................................  1,900   21,610
    Tamron Co., Ltd......................................  2,600   41,093
    Tamura Corp.......................................... 11,000   61,072
    Tanseisha Co., Ltd...................................  3,800   40,470
#   Tateru, Inc..........................................  3,400    9,617
    Tatsuta Electric Wire and Cable Co., Ltd.............  5,200   24,025
    Tayca Corp...........................................  1,900   30,844
#   Tazmo Co., Ltd.......................................  1,100    7,939
    TDC Soft, Inc........................................  1,600   11,745
    TechMatrix Corp......................................  2,100   35,435
    Techno Smart Corp....................................    700    5,702
    TechnoPro Holdings, Inc..............................  1,500   78,826
    Tecnos Japan, Inc....................................  1,400   10,071
    Teikoku Electric Manufacturing Co., Ltd..............  3,100   34,327
    Teikoku Sen-I Co., Ltd...............................  2,100   42,679
    Teikoku Tsushin Kogyo Co., Ltd.......................    800    8,699
    Tekken Corp..........................................  1,300   31,462
    Tenma Corp...........................................  2,000   30,465
#*  Terilogy Co., Ltd....................................  1,600   18,158
    T-Gaia Corp..........................................  2,100   40,960
    TKC Corp.............................................  1,600   56,394
    Toa Corp.............................................  2,600   22,757
    Toa Corp.............................................  1,800   22,781
    Toa Oil Co., Ltd.....................................    600    9,098
    TOA ROAD Corp........................................    300    8,320
    Toagosei Co., Ltd....................................  9,500  110,653
    Tobishima Corp.......................................  1,720   22,801
    TOC Co., Ltd.........................................  6,100   46,119
    Tocalo Co., Ltd......................................  5,800   49,544
    Tochigi Bank, Ltd. (The)............................. 19,000   41,692
#   Toda Kogyo Corp......................................    700   14,454
    Toei Animation Co., Ltd..............................  1,200   51,982
    Toei Co., Ltd........................................    800   98,449
    Toenec Corp..........................................  1,400   40,099
    Toho Bank, Ltd. (The)................................ 21,500   61,896
#   Toho Co., Ltd........................................    900   17,086
#   Toho Holdings Co., Ltd...............................  4,300  105,330
    Toho Titanium Co., Ltd...............................  3,900   35,657
    Toho Zinc Co., Ltd...................................  1,600   52,945
    Tohoku Bank, Ltd. (The)..............................    800    7,800
    Tokai Corp...........................................  1,800   46,802
    TOKAI Holdings Corp..................................  9,000   72,001
    Tokai Rika Co., Ltd..................................  5,700  101,416
    Tokai Tokyo Financial Holdings, Inc.................. 24,000  105,774
    Token Corp...........................................    680   40,084
    Tokushu Tokai Paper Co., Ltd.........................    919   32,397
    Tokuyama Corp........................................  5,700  133,034
*   Tokyo Base Co., Ltd..................................  2,400   18,581
#   Tokyo Dome Corp......................................  8,300   69,681
    Tokyo Electron Device, Ltd...........................  1,200   19,488
    Tokyo Energy & Systems, Inc..........................  4,100   35,542
    Tokyo Individualized Educational Institute, Inc......  1,600   19,672
    Tokyo Keiki, Inc.....................................  1,800   15,147
    Tokyo Kiraboshi Financial Group, Inc.................  3,124   44,116
    Tokyo Ohka Kogyo Co., Ltd............................  3,200   89,979
    Tokyo Rakutenchi Co., Ltd............................    500   21,004

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Tokyo Rope Manufacturing Co., Ltd....................  1,200 $ 10,715
    Tokyo Sangyo Co., Ltd................................  2,700   13,020
    Tokyo Seimitsu Co., Ltd..............................  4,000  117,142
    Tokyo Steel Manufacturing Co., Ltd................... 10,500   88,659
    Tokyo Tekko Co., Ltd.................................    600    6,599
    Tokyo Theatres Co., Inc..............................    600    6,761
    Tokyotokeiba Co., Ltd................................  2,000   54,459
    Tokyu Construction Co., Ltd..........................  9,100   84,720
    Tokyu Recreation Co., Ltd............................    600   26,619
    Toli Corp............................................  6,000   13,539
    Tomato Bank, Ltd.....................................    900    8,648
    Tomoe Corp...........................................  3,500   12,360
    Tomoe Engineering Co., Ltd...........................  1,000   22,053
    Tomoku Co., Ltd......................................  1,000   14,702
    TOMONY Holdings, Inc................................. 16,800   62,154
    Tomy Co., Ltd........................................  9,217   97,621
    Tonami Holdings Co., Ltd.............................    800   41,783
    Topcon Corp..........................................  7,300   98,445
    Toppan Forms Co., Ltd................................  7,500   62,888
    Topre Corp...........................................  2,900   63,495
    Topy Industries, Ltd.................................  1,800   38,657
#   Toridoll Holdings Corp...............................  2,400   43,818
    Torigoe Co., Ltd. (The)..............................  2,500   17,925
    Torii Pharmaceutical Co., Ltd........................  2,100   46,240
#   Torikizoku Co., Ltd..................................  1,000   16,198
    Torishima Pump Manufacturing Co., Ltd................  2,000   16,783
    Tosei Corp...........................................  4,200   39,439
    Toshiba Machine Co., Ltd.............................  3,200   64,377
    Toshiba Plant Systems & Services Corp................  4,000   75,239
    Toshiba TEC Corp.....................................  1,600   38,417
    Tosho Co., Ltd.......................................  1,400   42,801
#   Tosho Printing Co., Ltd..............................  2,500   21,860
#   Totech Corp..........................................  1,200   24,127
    Totetsu Kogyo Co., Ltd...............................  2,200   59,287
    Tottori Bank, Ltd. (The).............................    600    7,375
    Tow Co., Ltd.........................................  1,500    9,830
    Towa Bank, Ltd. (The)................................  4,300   28,240
    Towa Corp............................................  2,500   15,903
    Towa Pharmaceutical Co., Ltd.........................  1,000   70,270
    Toyo Construction Co., Ltd........................... 12,400   47,400
    Toyo Corp............................................  3,000   22,174
    Toyo Denki Seizo K.K.................................  1,000   12,195
#*  Toyo Engineering Corp................................  3,400   22,085
    Toyo Ink SC Holdings Co., Ltd........................  3,800   86,120
    Toyo Kanetsu K.K.....................................  1,200   25,546
    Toyo Machinery & Metal Co., Ltd......................  2,600   13,860
    Toyo Securities Co., Ltd............................. 12,000   18,847
    Toyo Tanso Co., Ltd..................................  1,900   40,467
    Toyo Tire & Rubber Co., Ltd..........................  4,200   59,042
    Toyobo Co., Ltd......................................  8,100  120,191
    TPR Co., Ltd.........................................  2,100   44,869
    Trancom Co., Ltd.....................................    700   43,055
    Transaction Co., Ltd.................................  2,400   16,045
    Tri Chemical Laboratories, Inc.......................    900   38,762
    Trusco Nakayama Corp.................................  4,000  105,553
    Trust Tech, Inc......................................  1,000   29,893
    TSI Holdings Co., Ltd................................  8,425   56,640
    Tsubaki Nakashima Co., Ltd...........................  3,900   64,574
    Tsubakimoto Chain Co.................................  2,200   81,470

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Tsugami Corp.........................................  5,000 $ 32,839
    Tsukishima Kikai Co., Ltd............................  3,000   39,286
    Tsukuba Bank, Ltd....................................  5,500   11,072
    Tsukui Corp..........................................  5,200   38,462
    Tsurumi Manufacturing Co., Ltd.......................  2,000   33,588
    Tsutsumi Jewelry Co., Ltd............................    800   13,209
    TV Asahi Holdings Corp...............................  1,900   35,184
    Tv Tokyo Holdings Corp...............................  2,000   42,318
    UACJ Corp............................................  3,203   69,087
    Uchida Yoko Co., Ltd.................................    800   16,709
    UKC Holdings Corp....................................  1,500   26,516
    Ulvac, Inc...........................................  3,200  105,558
    UMC Electronics Co., Ltd.............................    900   13,529
    Uniden Holdings Corp.................................  1,000   19,452
    Union Tool Co........................................    900   25,437
    Unipres Corp.........................................  4,100   79,345
    United Arrows, Ltd...................................  2,200   78,106
    United Super Markets Holdings, Inc...................  6,300   67,426
#   UNITED, Inc..........................................  1,200   17,790
*   Unitika, Ltd.........................................  5,400   25,546
    Unizo Holdings Co., Ltd..............................  3,000   56,746
*   U-Shin, Ltd..........................................  2,000   18,069
    Ushio, Inc........................................... 11,500  130,945
*   UT Group Co., Ltd....................................  2,300   45,163
    V Technology Co., Ltd................................    600   85,653
    Valor Holdings Co., Ltd..............................  3,100   75,286
    Valqua, Ltd..........................................  2,400   46,814
    ValueCommerce Co., Ltd...............................  1,500   23,404
    Vector, Inc..........................................  3,300   43,012
#*  VIA Holdings, Inc....................................  1,200    7,239
*   Vision, Inc..........................................    800   30,166
#   Vital KSK Holdings, Inc..............................  4,800   48,898
    Vitec Holdings Co., Ltd..............................  1,300   22,741
    VT Holdings Co., Ltd................................. 11,300   44,523
    Wacoal Holdings Corp.................................  4,400  119,315
    Wacom Co., Ltd....................................... 16,400   72,635
    Wakachiku Construction Co., Ltd......................  1,700   23,090
    Wakita & Co., Ltd....................................  4,500   47,880
    Warabeya Nichiyo Holdings Co., Ltd...................  2,500   42,021
    Watahan & Co., Ltd...................................  1,000   18,616
    WATAMI Co., Ltd......................................  3,300   42,396
    WDB Holdings Co., Ltd................................    600   14,186
    Weathernews, Inc.....................................    700   18,617
    West Holdings Corp...................................  2,200   23,017
#   Will Group, Inc......................................  1,500   12,819
    WIN-Partners Co., Ltd................................  3,100   28,571
    Wood One Co., Ltd....................................    600    5,528
    World Holdings Co., Ltd..............................  1,000   24,917
    Wowow, Inc...........................................    800   20,829
    Xebio Holdings Co., Ltd..............................  3,200   37,499
    Yachiyo Industry Co., Ltd............................  1,500    9,929
    Yahagi Construction Co., Ltd.........................  4,200   26,451
    Yakuodo Co., Ltd.....................................  1,000   23,327
    YAMABIKO Corp........................................  5,360   53,178
    YAMADA Consulting Group Co., Ltd.....................    900   14,357
    Yamagata Bank, Ltd. (The)............................  3,600   65,205
#   Yamaichi Electronics Co., Ltd........................  3,100   36,982
#   YA-MAN, Ltd..........................................  2,800   34,535
    Yamanashi Chuo Bank, Ltd. (The)......................  3,600   45,932

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------ -----------
JAPAN -- (Continued)
    Yamatane Corp........................................  1,000 $    15,306
    Yamato Corp..........................................  1,400       6,097
    Yamato Kogyo Co., Ltd................................  4,000     104,457
    Yamazen Corp.........................................  5,400      54,289
    Yaoko Co., Ltd.......................................    700      36,702
    Yashima Denki Co., Ltd...............................  2,600      19,320
    Yasuda Logistics Corp................................  2,000      15,122
    Yasunaga Corp........................................    900      11,416
    Yellow Hat, Ltd......................................  1,800      42,469
    Yodogawa Steel Works, Ltd............................  2,400      48,788
    Yokogawa Bridge Holdings Corp........................  3,300      60,202
    Yokohama Reito Co., Ltd..............................  6,700      57,003
    Yokowo Co., Ltd......................................  1,700      22,545
    Yomeishu Seizo Co., Ltd..............................  1,000      18,819
    Yomiuri Land Co., Ltd................................    500      17,340
    Yondenko Corp........................................    420      10,123
    Yondoshi Holdings, Inc...............................  2,300      46,278
    Yorozu Corp..........................................  3,300      45,676
#   Yoshinoya Holdings Co., Ltd..........................  2,500      39,580
#   Yotai Refractories Co., Ltd..........................  3,000      18,604
    Yuasa Trading Co., Ltd...............................  2,000      58,574
    Yume No Machi Souzou Iinkai Co., Ltd.................  1,600      21,558
    Yumeshin Holdings Co., Ltd...........................  7,100      53,636
    Yurtec Corp..........................................  6,100      51,554
    Yushin Precision Equipment Co., Ltd..................  2,700      23,112
    Yushiro Chemical Industry Co., Ltd...................  1,000      10,791
    Zenitaka Corp. (The).................................    400      18,567
    Zenrin Co., Ltd......................................  2,700      68,484
*   ZIGExN Co., Ltd......................................  5,200      27,358
#   Zojirushi Corp.......................................  3,500      36,643
    Zuiko Corp...........................................    700      15,286
    Zuken, Inc...........................................  2,000      26,560
                                                                 -----------
TOTAL JAPAN..............................................         52,316,402
                                                                 -----------
NETHERLANDS -- (2.3%)
    Aalberts Industries NV............................... 10,817     378,865
    Accell Group NV......................................  3,013      66,254
*   Altice Europe NV..................................... 50,204     102,408
    AMG Advanced Metallurgical Group NV..................  3,392     122,628
    Amsterdam Commodities NV.............................  1,816      40,248
    APERAM SA............................................  6,207     189,469
#   Arcadis NV...........................................  9,924     128,856
    ASM International NV.................................  5,440     263,528
    ASR Nederland NV.....................................    822      34,670
*   Basic-Fit NV.........................................  2,756      84,316
#   BE Semiconductor Industries NV.......................  9,082     235,541
#   Beter Bed Holding NV.................................  1,921       9,911
    BinckBank NV......................................... 10,730      76,620
#   Boskalis Westminster................................. 10,472     275,180
#   Brunel International NV..............................  2,547      35,527
    Corbion NV...........................................  5,570     157,761
    Flow Traders.........................................  3,591     110,985
    ForFarmers NV........................................  4,719      45,872
#*  Fugro NV............................................. 11,522     127,067
*   Gemalto NV...........................................  3,010     174,559
*   Gemalto NV...........................................  3,836     222,432
    GrandVision NV.......................................  2,895      64,547
*   Heijmans NV..........................................  3,864      40,357
    Hunter Douglas NV....................................    685      44,702

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
NETHERLANDS -- (Continued)
    IMCD NV..............................................  4,256 $  310,595
    Intertrust NV........................................  7,191    116,846
    KAS Bank NV..........................................  1,902     13,239
    Kendrion NV..........................................  2,099     51,175
    Koninklijke BAM Groep NV............................. 33,087    118,280
    Koninklijke Vopak NV.................................  4,874    247,692
*   Lucas Bols NV........................................    553      9,903
    Nederland Apparatenfabriek...........................    609     30,249
*   OCI NV...............................................  7,880    166,643
    Ordina NV............................................ 14,344     24,412
#   PostNL NV............................................ 51,909    134,123
    SBM Offshore NV...................................... 21,716    358,440
#   SIF Holding NV.......................................    540      5,489
    Signify NV........................................... 10,941    271,040
    Sligro Food Group NV.................................  3,086    116,410
*   Takeaway.com NV......................................  1,626    103,136
    TKH Group NV.........................................  3,619    174,784
*   TomTom NV............................................ 14,846    132,899
    Van Lanschot Kempen NV...............................  1,388     32,456
#   Wessanen.............................................  8,503     87,095
                                                                 ----------
TOTAL NETHERLANDS........................................         5,537,209
                                                                 ----------
NEW ZEALAND -- (0.7%)
    Air New Zealand, Ltd................................. 34,085     66,285
    Arvida Group, Ltd.................................... 15,354     13,928
    Briscoe Group, Ltd...................................  9,711     21,762
    Chorus, Ltd.......................................... 32,358    109,860
    Delegat Group, Ltd...................................  2,022     13,483
    EBOS Group, Ltd......................................  5,450     81,710
    Freightways, Ltd..................................... 12,116     63,529
    Genesis Energy, Ltd.................................. 32,503     59,881
#   Gentrack Group, Ltd..................................  4,745     17,164
    Hallenstein Glasson Holdings, Ltd....................  5,327     14,729
    Heartland Group Holdings, Ltd........................ 30,948     29,520
    Infratil, Ltd........................................ 46,774    122,001
    Investore Property, Ltd.............................. 12,518     13,346
    Kathmandu Holdings, Ltd.............................. 19,090     31,547
    Mainfreight, Ltd.....................................  5,140    111,993
    Metlifecare, Ltd..................................... 14,953     53,525
    New Zealand Refining Co., Ltd. (The)................. 22,065     35,581
    NZME, Ltd............................................ 14,069      4,759
#   NZX, Ltd............................................. 31,716     21,945
    PGG Wrightson, Ltd................................... 10,577      3,538
*   Pushpay Holdings, Ltd................................  4,044      9,887
    Restaurant Brands New Zealand, Ltd...................  9,345     55,275
    Sanford, Ltd.........................................  6,562     30,408
    Scales Corp., Ltd.................................... 15,197     46,273
#   Skellerup Holdings, Ltd.............................. 17,609     24,639
    SKY Network Television, Ltd.......................... 36,103     47,201
    SKYCITY Entertainment Group, Ltd..................... 57,334    152,377
    Steel & Tube Holdings, Ltd...........................  5,579      4,435
    Summerset Group Holdings, Ltd........................ 19,161     81,047
*   Synlait Milk, Ltd....................................  4,894     31,301
    Tourism Holdings, Ltd................................ 12,251     41,377
#*  TOWER, Ltd........................................... 13,924      7,028
    Trade Me Group, Ltd.................................. 32,478    142,484
#   Trustpower, Ltd......................................  4,827     20,827
#   Vista Group International, Ltd....................... 12,811     35,357
    Warehouse Group, Ltd. (The)..........................  5,475      7,758

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
NEW ZEALAND -- (Continued)
    Z Energy, Ltd........................................  13,332 $   55,358
                                                                  ----------
TOTAL NEW ZEALAND........................................          1,683,118
                                                                  ----------
NORWAY -- (0.9%)
    ABG Sundal Collier Holding ASA.......................  48,103     24,939
    AF Gruppen ASA.......................................   3,415     56,091
*   Akastor ASA..........................................  20,811     31,836
*   Aker Solutions ASA...................................  16,214     88,508
    American Shipping Co. ASA............................   5,693     22,276
*   Archer, Ltd..........................................  15,426      8,649
    Atea ASA.............................................   6,329     87,456
    Austevoll Seafood ASA................................   6,855     87,541
#*  Avance Gas Holding, Ltd..............................   4,699      7,292
#*  Axactor SE...........................................  19,390     47,809
#   B2Holding ASA........................................   6,334     10,738
    Bonheur ASA..........................................   2,524     35,031
    Borregaard ASA.......................................  10,286     91,404
#*  BW LPG, Ltd..........................................  11,386     34,987
*   BW Offshore, Ltd.....................................  14,898     70,971
    Data Respons ASA.....................................   6,742     19,987
    DNO ASA..............................................  74,076    142,478
#*  DOF ASA..............................................  11,184      4,515
    Europris ASA.........................................  15,863     51,062
*   FLEX LNG, Ltd........................................  18,682     24,476
*   Frontline, Ltd.......................................  11,339     58,268
#*  Funcom NV............................................   4,499      6,938
    Grieg Seafood ASA....................................   4,607     59,526
    Hexagon Composites ASA...............................  13,175     46,657
#   Hoegh LNG Holdings, Ltd..............................   4,064     18,746
*   Kongsberg Automotive ASA.............................  47,061     40,110
    Kongsberg Gruppen ASA................................   5,148     71,761
*   Kvaerner ASA.........................................  20,809     29,433
    Magnora ASA..........................................   1,337      1,013
#*  NEL ASA.............................................. 100,863     66,905
#*  Nordic Nanovector ASA................................   5,457     27,614
*   Nordic Semiconductor ASA.............................  11,029     38,427
    Norway Royal Salmon ASA..............................   1,421     34,315
#*  Norwegian Air Shuttle ASA............................   1,616     24,709
*   Norwegian Finans Holding ASA.........................   8,729     71,827
    Norwegian Property ASA...............................  18,084     23,130
#   Ocean Yield ASA......................................   5,542     39,859
*   Odfjell Drilling, Ltd................................   9,723     28,622
    Odfjell SE, Class A..................................   1,000      3,402
    Olav Thon Eiendomsselskap ASA........................     640     10,893
*   Otello Corp. ASA.....................................  10,082     16,924
#*  Panoro Energy ASA....................................   7,973     14,197
#*  Petroleum Geo-Services ASA...........................  33,331     75,202
*   Prosafe SE...........................................   9,316     17,928
*   Protector Forsikring ASA.............................   6,331     36,100
#*  REC Silicon ASA...................................... 260,071     17,779
    Sbanken ASA..........................................   7,481     67,931
    Scatec Solar ASA.....................................  10,093    100,903
    Selvaag Bolig ASA....................................   5,226     26,905
*   Solstad Offshore ASA.................................  25,095      4,499
    Spectrum ASA.........................................   4,869     23,061
    Stolt-Nielsen, Ltd...................................   2,682     32,363
    Treasure ASA.........................................   1,741      2,713
    Veidekke ASA.........................................  11,063    120,805
    Wilh Wilhelmsen Holding ASA, Class A.................   1,434     25,092

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
NORWAY -- (Continued)
#   XXL ASA..............................................   5,889 $   19,758
                                                                  ----------
TOTAL NORWAY.............................................          2,252,361
                                                                  ----------
PORTUGAL -- (0.4%)
    Altri SGPS SA........................................   7,954     65,815
*   Banco Comercial Portugues SA, Class R................ 915,426    252,403
    CTT-Correios de Portugal SA..........................  16,912     60,892
*   Mota-Engil SGPS SA...................................  12,914     28,555
    Navigator Co. SA (The)...............................  22,392    109,558
    NOS SGPS SA..........................................  29,817    193,421
    REN - Redes Energeticas Nacionais SGPS SA............  56,778    170,542
    Semapa-Sociedade de Investimento e Gestao............   3,410     59,580
    Sonae SGPS SA........................................ 125,561    131,007
                                                                  ----------
TOTAL PORTUGAL...................................................  1,071,773
                                                                  ----------
SINGAPORE -- (0.9%)
    Accordia Golf Trust..................................  65,600     26,835
    AEM Holdings, Ltd....................................  15,600     11,383
    Ascendas India Trust.................................  80,400     64,552
    Banyan Tree Holdings, Ltd............................   7,000      3,071
    Best World International, Ltd........................  33,400     66,387
    Boustead Projects, Ltd...............................   6,600      4,431
    Boustead Singapore, Ltd..............................  22,000     12,910
    Bukit Sembawang Estates, Ltd.........................  22,400     93,613
*   Bund Center Investment, Ltd..........................  27,000     11,342
    China Aviation Oil Singapore Corp., Ltd..............  27,800     24,040
    China Sunsine Chemical Holdings, Ltd.................   9,900      9,608
    Chip Eng Seng Corp., Ltd.............................  45,000     23,544
    Chuan Hup Holdings, Ltd..............................  87,000     21,032
    CITIC Envirotech, Ltd................................  93,100     30,061
#*  COSCO Shipping International Singapore Co., Ltd......  87,900     23,968
*   Creative Technology, Ltd.............................   2,650     10,780
    CSE Global, Ltd......................................  40,000     12,816
*   Del Monte Pacific, Ltd...............................  72,000      7,352
    Delfi, Ltd...........................................  20,200     21,921
*   Ezion Holdings, Ltd.................................. 243,320      9,838
#*  Ezra Holdings, Ltd................................... 229,921      1,746
    Far East Orchard, Ltd................................  11,239     10,527
    First Resources, Ltd.................................  38,800     49,325
    Fragrance Group, Ltd.................................  82,000      8,441
    Fraser and Neave, Ltd................................   9,000     11,312
    GK Goh Holdings, Ltd.................................  17,813     11,711
    GL, Ltd..............................................  53,000     28,562
    Golden Agri-Resources, Ltd........................... 405,200     76,466
    GuocoLand, Ltd.......................................  28,200     38,393
    Halcyon Agri Corp., Ltd..............................  25,666      9,160
    Haw Par Corp., Ltd...................................  10,600     97,631
    Hi-P International, Ltd..............................  23,000     15,916
    Ho Bee Land, Ltd.....................................  14,000     26,115
    Hong Fok Corp., Ltd..................................  54,120     28,416
*   Hong Leong Asia, Ltd.................................  16,000      6,959
    Hong Leong Finance, Ltd..............................  21,000     40,902
    Hotel Grand Central, Ltd.............................  43,574     43,410
    Hutchison Port Holdings Trust........................ 193,500     48,535
    Hwa Hong Corp., Ltd..................................  59,000     12,056
*   Hyflux, Ltd..........................................  27,500        756
    Indofood Agri Resources, Ltd.........................  28,000      4,577
    Japfa, Ltd...........................................  29,200     18,080

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SINGAPORE -- (Continued)
    k1 Ventures, Ltd.....................................  24,000 $      110
    Keppel Infrastructure Trust.......................... 262,774     99,578
    M1, Ltd..............................................  30,000     45,715
    Mandarin Oriental International, Ltd.................  22,400     43,278
    Metro Holdings, Ltd..................................  49,200     36,235
*   Midas Holdings, Ltd.................................. 114,000      3,049
*   mm2 Asia, Ltd........................................  48,000     11,609
    OUE, Ltd.............................................  23,000     26,184
    Oxley Holdings, Ltd..................................  75,240     16,791
    Perennial Real Estate Holdings, Ltd..................  20,600      9,871
*   Raffles Education Corp., Ltd.........................  63,960      5,199
    Raffles Medical Group, Ltd...........................  64,363     53,174
    RHT Health Trust.....................................  54,900      1,225
    Riverstone Holdings, Ltd.............................  17,200     14,305
    SBS Transit, Ltd.....................................  15,800     34,043
    Sembcorp Marine, Ltd.................................  57,000     68,029
    Sheng Siong Group, Ltd...............................  66,800     55,131
    SIA Engineering Co., Ltd.............................  24,700     45,522
    SIIC Environment Holdings, Ltd.......................  58,600     13,963
    Sinarmas Land, Ltd................................... 108,000     20,110
    Singapore Post, Ltd.................................. 129,400     94,865
    Stamford Land Corp., Ltd.............................  21,000      7,646
    StarHub, Ltd.........................................  45,300     60,031
    Straits Trading Co., Ltd.............................   7,100     10,885
    Sunningdale Tech, Ltd................................  15,000     16,742
*   Swiber Holdings, Ltd.................................  17,249        261
    Tuan Sing Holdings, Ltd..............................  44,628     13,115
    UMS Holdings, Ltd....................................  31,250     14,941
    United Engineers, Ltd................................  34,000     64,464
    United Industrial Corp., Ltd.........................  16,800     37,301
    UOB-Kay Hian Holdings, Ltd...........................  33,669     31,036
    Valuetronics Holdings, Ltd...........................  29,800     15,666
    Wheelock Properties Singapore, Ltd...................  33,900     52,882
    Wing Tai Holdings, Ltd...............................  45,470     69,402
    Yeo Hiap Seng, Ltd...................................   2,482      1,718
*   Yongnam Holdings, Ltd................................  26,250      3,443
                                                                  ----------
TOTAL SINGAPORE..........................................          2,175,999
                                                                  ----------
SPAIN -- (2.3%)
    Acciona SA...........................................   3,513    334,486
    Acerinox SA..........................................  20,939    228,177
    Alantra Partners SA..................................   1,872     28,242
    Almirall SA..........................................   8,067    136,867
*   Amper SA.............................................  88,071     28,747
    Applus Services SA...................................  14,189    162,672
    Atresmedia Corp. de Medios de Comunicacion SA........  10,142     49,224
    Azkoyen SA...........................................   2,184     16,861
*   Baron de Ley.........................................     283     35,458
    Bolsas y Mercados Espanoles SHMSF SA.................   7,416    224,100
    Cellnex Telecom SA...................................  12,272    345,820
    Cia de Distribucion Integral Logista Holdings SA.....   4,801    123,976
    CIE Automotive SA....................................   4,978    139,808
    Construcciones y Auxiliar de Ferrocarriles SA........   2,580    116,238
#   Distribuidora Internacional de Alimentacion SA.......  47,002     23,025
*   Duro Felguera SA..................................... 257,105      4,541
    Ebro Foods SA........................................   8,689    178,888
*   eDreams ODIGEO SA....................................  10,043     31,056
    Elecnor SA...........................................   3,373     47,456
    Enagas SA............................................  16,778    489,044

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SPAIN -- (Continued)
    Ence Energia y Celulosa SA...........................  21,492 $  166,889
    Ercros SA............................................  14,943     62,100
    Euskaltel SA.........................................   8,632     79,102
    Faes Farma SA........................................  31,063    116,664
*   Fluidra SA...........................................   6,545     74,225
*   Fomento de Construcciones y Contratas SA.............   4,055     60,009
*   Global Dominion Access SA............................  11,493     59,960
    Grupo Catalana Occidente SA..........................   4,848    192,114
#*  Grupo Ezentis SA.....................................  30,572     20,766
    Iberpapel Gestion SA.................................     963     35,090
*   Indra Sistemas SA....................................  12,241    125,947
    Laboratorios Farmaceuticos Rovi SA...................   1,642     34,768
*   Liberbank SA......................................... 249,756    123,350
*   Masmovil Ibercom SA..................................   3,035     66,179
    Mediaset Espana Comunicacion SA......................  15,385    108,397
    Melia Hotels International SA........................  11,447    114,844
    Miquel y Costas & Miquel SA..........................   2,523     49,275
#   Obrascon Huarte Lain SA..............................  18,131     16,571
    Parques Reunidos Servicios Centrales SAU.............     955     11,479
*   Pharma Mar SA........................................  20,076     29,765
*   Promotora de Informaciones SA, Class A...............  24,385     47,141
    Prosegur Cia de Seguridad SA.........................  20,757    112,365
*   Quabit Inmobiliaria SA...............................   9,552     15,352
*   Realia Business SA...................................  31,956     36,947
    Sacyr S.A............................................  54,055    130,489
    Sacyr S.A............................................   1,545      3,719
*   Solaria Energia y Medio Ambiente SA..................   7,833     48,416
*   Talgo SA.............................................   8,642     53,892
    Tecnicas Reunidas SA.................................   4,161    106,432
    Telepizza Group SA...................................   1,749     12,207
    Tubacex SA...........................................  15,597     50,751
    Vidrala SA...........................................   1,719    157,718
#   Viscofan SA..........................................   4,463    248,795
*   Vocento SA...........................................  10,365     13,283
    Zardoya Otis SA......................................  14,891    117,980
                                                                  ----------
TOTAL SPAIN..............................................          5,447,667
                                                                  ----------
SWEDEN -- (3.3%)
*   AcadeMedia AB........................................   2,247     11,689
    Acando AB............................................  14,012     45,767
#   AddLife AB, Class B..................................   1,945     47,202
    AddNode Group AB.....................................   4,034     49,487
    AddTech AB, Class B..................................   6,154    121,453
    AF AB, Class B.......................................   6,355    112,020
    Ahlsell AB...........................................  24,532    148,006
#   Alimak Group AB......................................   4,650     62,212
    Arjo AB, Class B.....................................  20,792     73,977
    Atrium Ljungberg AB, Class B.........................   4,164     76,193
    Attendo AB...........................................  10,224     78,538
    Avanza Bank Holding AB...............................   2,637    119,957
    Beijer Alma AB.......................................   4,864     74,030
    Beijer Ref AB........................................   7,206    109,410
    Bergman & Beving AB..................................   4,110     39,515
    Betsson AB...........................................  15,720    144,779
    Bilia AB, Class A....................................  10,967     96,482
#   BillerudKorsnas AB...................................   6,484     81,882
    BioGaia AB, Class B..................................   2,505    101,852
    Biotage AB...........................................   7,801    100,139
    Bonava AB............................................     691      8,583

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
SWEDEN -- (Continued)
    Bonava AB, Class B...................................  8,354 $104,660
    Bravida Holding AB................................... 16,233  118,974
    Bufab AB.............................................  3,894   40,717
    Bulten AB............................................  1,365   13,254
    Bure Equity AB.......................................  8,278  101,972
#   Byggmax Group AB.....................................  8,034   30,162
    Catena AB............................................  2,748   74,026
    Clas Ohlson AB, Class B..............................  4,505   39,231
    Cloetta AB, Class B.................................. 30,030   79,659
*   CLX Communications AB................................  1,806   20,920
*   Collector AB.........................................  3,491   18,794
    Concentric AB........................................  5,416   78,423
    Coor Service Management Holding AB...................  4,208   32,571
    Corem Property Group AB..............................  8,684   10,713
    Dios Fastigheter AB.................................. 12,748   91,473
#   Dometic Group AB..................................... 32,006  228,360
    Duni AB..............................................  5,155   60,711
    Dustin Group AB......................................  7,661   68,963
    Eastnine AB..........................................  1,559   17,489
    Elanders AB, Class B.................................  1,738   17,883
#*  Eltel AB.............................................  2,122    3,369
*   Enea AB..............................................  2,398   32,294
    eWork Group AB.......................................  1,140   10,141
#   Fagerhult AB.........................................  5,097   41,506
    FastPartner AB.......................................  4,631   32,788
    Fenix Outdoor International AG.......................    523   51,874
#*  Fingerprint Cards AB, Class B........................ 39,853   77,751
    Getinge AB, Class B.................................. 19,639  221,749
    Granges AB...........................................  9,066   87,195
    Gunnebo AB...........................................  3,000    7,603
    Haldex AB............................................  4,760   33,430
    Heba Fastighets AB, Class B..........................  1,465   21,872
*   Hembla AB............................................  3,895   70,904
    Hemfosa Fastigheter AB............................... 17,268  153,265
    HIQ International AB.................................  3,829   23,959
    HMS Networks AB......................................  2,545   33,601
#   Hoist Finance AB.....................................  7,538   36,569
    Humana AB............................................  3,640   27,007
    Indutrade AB.........................................    462   11,620
*   International Petroleum Corp.........................  9,695   35,271
    Inwido AB............................................  8,536   54,805
#   ITAB Shop Concept AB, Class B........................  1,515    2,239
#   JM AB................................................  7,815  157,993
    KappAhl AB...........................................  8,594   16,524
    Kindred Group P.L.C.................................. 17,656  181,767
    Klovern AB, Class B.................................. 70,588   85,973
    KNOW IT AB...........................................  2,857   51,759
    Kungsleden AB........................................ 22,112  167,857
    Lagercrantz Group AB, Class B........................  8,330   91,023
    Lindab International AB.............................. 11,667   94,024
    Loomis AB, Class B...................................  7,650  274,475
#*  Medivir AB, Class B..................................  1,986    4,702
    Mekonomen AB.........................................  5,111   40,753
    Momentum Group AB, Class B...........................  3,336   31,770
#   Mycronic AB..........................................  7,486   95,836
    Nederman Holding AB..................................  2,831   30,060
    NetEnt AB............................................ 16,273   78,811
    New Wave Group AB, Class B...........................  6,935   41,011
    Nobia AB............................................. 13,945   80,863

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SWEDEN -- (Continued)
    Nobina AB............................................ 12,314 $   84,455
    Nolato AB, Class B...................................  2,054     94,580
    Nordic Waterproofing Holding A.S.....................  2,253     18,236
    NP3 Fastigheter AB...................................  4,739     33,327
*   Nyfosa AB............................................ 17,268     93,321
#   OEM International AB, Class B........................    903     18,659
    Opus Group AB........................................ 18,472     11,725
*   Orexo AB.............................................    395      3,214
    Oriflame Holding AG..................................  3,030     67,404
    Pandox AB............................................    474      8,252
    Peab AB.............................................. 21,166    176,441
    Platzer Fastigheter Holding AB, Class B..............  5,331     40,464
    Pricer AB, Class B................................... 16,074     18,677
    Proact IT Group AB...................................    775     16,135
#*  Qliro Group AB.......................................  9,126     10,778
*   Radisson Hospitality AB..............................  9,310     43,598
    Ratos AB, Class B.................................... 27,304     78,432
#*  RaySearch Laboratories AB............................  2,968     33,337
*   Recipharm AB, Class B................................  6,960     89,747
    Resurs Holding AB.................................... 11,633     76,676
    Sagax AB, Class B....................................  4,140     67,315
*   SAS AB............................................... 43,421    117,392
    Scandi Standard AB...................................  8,278     57,119
    Scandic Hotels Group AB..............................  9,661     92,204
    Sectra AB, Class B...................................  2,449     59,621
    SkiStar AB...........................................  4,794     58,268
    Sweco AB, Class B....................................  4,633     95,076
#   Systemair AB.........................................  2,723     28,530
    Thule Group AB....................................... 10,488    214,131
#   Troax Group AB.......................................  1,499     46,047
    VBG Group AB, Class B................................  1,326     19,011
    Vitrolife AB.........................................  5,090     89,911
    Wallenstam AB, Class B............................... 10,011    100,815
    Wihlborgs Fastigheter AB............................. 15,885    207,241
                                                                 ----------
TOTAL SWEDEN....................................................  7,818,280
                                                                 ----------
SWITZERLAND -- (4.4%)
    Allreal Holding AG...................................  1,497    242,834
*   Alpiq Holding AG.....................................    246     19,064
    ALSO Holding AG......................................    709     91,725
#   ams AG...............................................  4,010    107,492
    APG SGA SA...........................................    152     51,162
*   Arbonia AG...........................................  6,387     77,257
*   Aryzta AG............................................ 68,790     77,422
    Ascom Holding AG.....................................  5,147     66,095
    Autoneum Holding AG..................................    308     50,467
    Bachem Holding AG, Class B...........................    119     13,683
    Banque Cantonale de Geneve...........................    255     50,140
    Banque Cantonale Vaudoise............................    150    118,959
    Belimo Holding AG....................................     45    195,360
    Bell Food Group AG...................................    220     68,932
    Bellevue Group AG....................................    711     15,747
    Berner Kantonalbank AG...............................    497    105,285
    BFW Liegenschaften AG................................    329     14,081
    BKW AG...............................................  2,007    141,235
    Bobst Group SA.......................................    800     64,657
    Bossard Holding AG, Class A..........................    618     97,473
    Bucher Industries AG.................................    725    221,413
    Burckhardt Compression Holding AG....................    310     79,684

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
SWITZERLAND -- (Continued)
#   Burkhalter Holding AG................................     430 $ 36,449
    Calida Holding AG....................................     281    8,422
    Carlo Gavazzi Holding AG.............................      62   17,097
    Cembra Money Bank AG.................................   3,077  265,713
    Cham Group AG........................................      79   33,064
#   Cicor Technologies, Ltd..............................     259   11,327
    Cie Financiere Tradition SA..........................     140   15,069
    Coltene Holding AG...................................     481   45,932
    Conzzeta AG..........................................     132  114,952
    Daetwyler Holding AG.................................     726  109,668
    DKSH Holding AG......................................   3,040  227,852
    dormakaba Holding AG.................................     332  218,707
*   Dottikon Es Holding AG...............................      12    5,324
    Dufry AG.............................................   1,877  187,730
    EFG International AG.................................  10,124   60,038
    Emmi AG..............................................     225  189,974
    Energiedienst Holding AG.............................   1,000   29,663
*   Evolva Holding SA.................................... 115,096   23,711
    Feintool International Holding AG....................     183   14,343
    Flughafen Zurich AG..................................   1,478  261,072
    Forbo Holding AG.....................................     115  160,344
    GAM Holding AG.......................................  24,241  105,812
    Georg Fischer AG.....................................     385  341,261
    Gurit Holding AG.....................................      63   58,520
    Helvetia Holding AG..................................     758  448,764
    Hiag Immobilien Holding AG...........................     778   90,789
#   HOCHDORF Holding AG..................................     130   16,086
    Huber & Suhner AG....................................   1,759  135,892
    Hypothekarbank Lenzburg AG...........................       3   13,281
    Implenia AG..........................................   1,837   64,795
    Inficon Holding AG...................................     226  120,222
    Interroll Holding AG.................................      80  144,741
    Intershop Holding AG.................................     164   82,010
    Investis Holding SA..................................     526   32,686
    Jungfraubahn Holding AG..............................     350   47,904
    Kardex AG............................................     792  104,455
    Komax Holding AG.....................................     474  125,660
#   Kudelski SA..........................................   6,965   46,457
    LEM Holding SA.......................................      41   49,098
    Liechtensteinische Landesbank AG.....................   1,189   77,903
    Logitech International SA............................   5,945  216,890
    Luzerner Kantonalbank AG.............................     348  166,627
*   MCH Group AG.........................................     159    3,096
#   Meier Tobler Group AG................................     174    2,623
    Metall Zug AG........................................      26   76,074
    Mobilezone Holding AG................................   4,503   48,498
    Mobimo Holding AG....................................     697  170,862
#*  Newron Pharmaceuticals SpA...........................   2,077   14,217
    OC Oerlikon Corp. AG.................................  22,274  287,834
#*  Orascom Development Holding AG.......................     935   15,294
    Orior AG.............................................     618   52,982
    Panalpina Welttransport Holding AG...................   1,106  194,604
    Phoenix Mecano AG....................................      71   34,773
    Plazza AG, Class A...................................     231   52,015
    PSP Swiss Property AG................................   4,559  469,027
    Rieter Holding AG....................................     383   53,040
    Romande Energie Holding SA...........................      38   43,616
    Schaffner Holding AG.................................      70   18,038
*   Schmolz + Bickenbach AG..............................  75,342   43,984

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SWITZERLAND -- (Continued)
    Schweiter Technologies AG............................     122 $   115,515
    SFS Group AG.........................................   1,636     131,662
    Siegfried Holding AG.................................     502     177,066
    St Galler Kantonalbank AG............................     265     132,521
    Sulzer AG............................................   2,117     194,459
    Sunrise Communications Group AG......................   3,501     295,161
    Swiss Prime Site AG..................................     907      76,835
    Swissquote Group Holding SA..........................   1,186      55,855
    Tamedia AG...........................................     438      50,428
    Tecan Group AG.......................................     135      27,261
    Thurgauer Kantonalbank...............................     118      12,288
    u-blox Holding AG....................................     798      68,117
    Valiant Holding AG...................................   1,944     209,962
    Valora Holding AG....................................     416     110,556
    VAT Group AG.........................................   2,433     251,911
    Vaudoise Assurances Holding SA.......................     144      73,236
    Vetropack Holding AG.................................      26      59,294
*   Von Roll Holding AG..................................   1,435       1,889
    Vontobel Holding AG..................................   2,384     134,387
    VP Bank AG...........................................     364      50,822
    VZ Holding AG........................................     266      70,531
    Walliser Kantonalbank................................     485      56,098
    Warteck Invest AG....................................      14      27,174
#   Ypsomed Holding AG...................................     468      54,240
    Zehnder Group AG.....................................   1,401      46,843
    Zug Estates Holding AG, Class B......................      26      44,846
    Zuger Kantonalbank AG................................      13      79,273
                                                                  -----------
TOTAL SWITZERLAND........................................          10,685,278
                                                                  -----------
UNITED KINGDOM -- (17.5%)
    4imprint Group P.L.C.................................   4,059     105,738
    888 Holdings P.L.C...................................  11,036      24,319
    A.G. Barr P.L.C......................................  11,359     112,376
    AA P.L.C.............................................  61,811      67,586
*   Acacia Mining P.L.C..................................  24,401      62,639
    Aggreko P.L.C........................................  25,798     235,065
    Anglo Pacific Group P.L.C............................  21,303      45,658
    Anglo-Eastern Plantations P.L.C......................   1,293       9,440
    Arrow Global Group P.L.C.............................  17,804      45,327
    Ashmore Group P.L.C..................................  37,560     199,363
*   ASOS P.L.C...........................................     230       9,974
    Auto Trader Group P.L.C..............................  92,218     553,433
    AVEVA Group P.L.C....................................   5,568     199,033
    Avon Rubber P.L.C....................................   5,069      80,261
    B&M European Value Retail SA.........................  82,081     349,508
    Babcock International Group P.L.C....................  22,924     159,667
    Balfour Beatty P.L.C.................................  94,049     338,351
    Bank of Georgia Group P.L.C..........................   4,639      93,188
    BBA Aviation P.L.C................................... 114,972     356,811
    BCA Marketplace P.L.C................................   8,609      22,672
    Beazley P.L.C........................................  55,793     362,105
    Bellway P.L.C........................................  16,779     624,049
    Biffa P.L.C..........................................   1,535       3,581
    Bloomsbury Publishing P.L.C..........................   7,374      21,246
    Bodycote P.L.C.......................................  23,121     231,003
*   Boohoo Group P.L.C...................................  18,342      45,324
    Bovis Homes Group P.L.C..............................  29,477     391,935
    Brewin Dolphin Holdings P.L.C........................  53,240     209,135
    Britvic P.L.C........................................  25,916     299,354

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
UNITED KINGDOM -- (Continued)
*   BTG P.L.C............................................  36,769 $401,547
    Burford Capital, Ltd.................................  11,681  282,018
*   Cairn Energy P.L.C...................................  81,469  199,909
    Capital & Counties Properties P.L.C..................  75,777  248,141
*   Carclo P.L.C.........................................   5,442    3,466
    Card Factory P.L.C...................................  36,595   86,600
    CareTech Holdings P.L.C..............................   2,527   11,770
    Carr's Group P.L.C...................................   4,336    9,369
    Castings P.L.C.......................................   4,744   24,472
    Centamin P.L.C....................................... 133,441  206,381
    Central Asia Metals P.L.C............................   4,212   12,647
    Charles Taylor P.L.C.................................   7,274   21,143
    Chemring Group P.L.C.................................  40,809   82,358
    Chesnara P.L.C.......................................  14,664   66,208
    Cineworld Group P.L.C................................ 103,752  356,069
*   Circassia Pharmaceuticals P.L.C......................  12,752    7,155
    City of London Investment Group P.L.C................   1,712    8,772
    Clarkson P.L.C.......................................   5,308  178,479
    Close Brothers Group P.L.C...........................  25,544  498,219
    CLS Holdings P.L.C...................................  19,418   62,446
    CMC Markets P.L.C....................................  10,400   16,176
*   Cobham P.L.C......................................... 204,100  288,958
    Computacenter P.L.C..................................   7,732  106,185
    Connect Group P.L.C..................................  19,192   10,058
    Consort Medical P.L.C................................   7,267   88,871
    ConvaTec Group P.L.C.................................  64,411  120,762
    Costain Group P.L.C..................................  10,708   54,774
    Countryside Properties P.L.C.........................  34,419  138,669
*   Countrywide P.L.C....................................  13,538    1,627
    Cranswick P.L.C......................................  11,312  428,693
    Crest Nicholson Holdings P.L.C.......................  27,257  134,790
    CYBG P.L.C...........................................  38,964   89,719
    Daejan Holdings P.L.C................................   1,099   83,925
    Daily Mail & General Trust P.L.C., Class A...........  29,106  231,534
    Dairy Crest Group P.L.C..............................  29,977  190,370
    Dart Group P.L.C.....................................   2,974   30,929
    De La Rue P.L.C......................................  13,471   74,209
    Debenhams P.L.C...................................... 107,504    5,271
    Devro P.L.C..........................................  27,112   55,326
    DFS Furniture P.L.C..................................   5,206   16,194
*   Dialight P.L.C.......................................   1,573    7,999
    Dignity P.L.C........................................   5,679   54,802
    Diploma P.L.C........................................  23,248  388,097
    DiscoverIE Group P.L.C...............................   6,013   33,044
    Diversified Gas & Oil P.L.C..........................   8,773   13,317
    Dixons Carphone P.L.C................................  63,357  114,736
    Domino's Pizza Group P.L.C...........................  43,968  153,071
    Drax Group P.L.C.....................................  46,987  248,035
    Dunelm Group P.L.C...................................   9,198   87,206
*   EI Group P.L.C.......................................  65,091  171,516
*   EKF Diagnostics Holdings P.L.C.......................  28,411   11,910
    Electrocomponents P.L.C..............................  96,883  691,575
    Elementis P.L.C...................................... 104,516  250,215
    EMIS Group P.L.C.....................................   2,742   32,265
*   EnQuest P.L.C........................................ 139,312   35,102
    Entertainment One, Ltd...............................  29,040  150,319
    Equiniti Group P.L.C.................................  34,035   92,468
    Essentra P.L.C.......................................  24,782  121,431
    Euromoney Institutional Investor P.L.C...............   5,121   83,279

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
UNITED KINGDOM -- (Continued)
    Evraz P.L.C..........................................   3,458 $ 22,652
    FDM Group Holdings P.L.C.............................   7,070   76,407
    Ferrexpo P.L.C.......................................  32,548  110,547
    Fevertree Drinks P.L.C...............................   6,052  204,432
*   Findel P.L.C.........................................   5,420   13,494
*   Firstgroup P.L.C..................................... 236,957  287,963
*   Flybe Group P.L.C....................................   9,733      445
    Forterra P.L.C.......................................   6,878   23,952
    Foxtons Group P.L.C..................................  34,139   23,764
    Fuller Smith & Turner P.L.C., Class A, Class A.......   4,390   62,337
    Future P.L.C.........................................   1,569   11,094
    G4S P.L.C............................................  49,170  126,089
    Galliford Try P.L.C..................................  12,367  115,338
    Games Workshop Group P.L.C...........................   6,412  254,648
    Gamma Communications P.L.C...........................   1,279   13,805
*   Gem Diamonds, Ltd....................................  14,716   19,144
*   Genel Energy P.L.C...................................   9,536   23,259
    Genus P.L.C..........................................   1,912   55,876
*   Georgia Capital P.L.C................................   3,318   47,236
    Global Ports Holding P.L.C...........................     952    4,782
    Go-Ahead Group P.L.C. (The)..........................   9,061  214,093
    Gocompare.Com Group P.L.C............................  37,856   36,811
    Gooch & Housego P.L.C................................     327    6,105
    Grafton Group P.L.C..................................  24,435  235,920
    Grainger P.L.C.......................................  61,226  183,384
#   Greencore Group P.L.C................................ 129,062  327,338
    Greene King P.L.C....................................  37,593  296,562
    Greggs P.L.C.........................................  10,069  205,006
*   Gulf Keystone Petroleum, Ltd.........................  29,820   84,574
*   Gulf Marine Services P.L.C...........................  28,057    7,317
    Gym Group P.L.C. (The)...............................  13,715   38,157
    Halfords Group P.L.C.................................  29,928   90,959
    Hastings Group Holdings P.L.C........................  17,370   47,824
    Hays P.L.C........................................... 278,231  551,698
    Headlam Group P.L.C..................................  13,204   67,726
    Helical P.L.C........................................  12,533   55,267
    Henry Boot P.L.C.....................................  13,323   45,413
    Highland Gold Mining, Ltd............................   7,747   16,725
    Hikma Pharmaceuticals P.L.C..........................   9,958  210,671
    Hill & Smith Holdings P.L.C..........................  14,851  215,298
    Hilton Food Group P.L.C..............................   5,673   69,167
    Hiscox, Ltd..........................................  25,898  481,931
    Hochschild Mining P.L.C..............................  28,868   71,619
    Hollywood Bowl Group P.L.C...........................   9,994   29,733
    HomeServe P.L.C......................................  30,314  375,166
*   Horizon Discovery Group P.L.C........................   8,929   18,023
    Howden Joinery Group P.L.C........................... 131,894  874,992
    Hunting P.L.C........................................  26,823  196,377
    Huntsworth P.L.C.....................................  34,607   49,491
*   Hurricane Energy P.L.C...............................  61,503   40,271
    Ibstock P.L.C........................................  31,351   99,840
    IG Group Holdings P.L.C..............................  37,790  314,923
    IMI P.L.C............................................  26,267  330,029
    Inchcape P.L.C.......................................  46,283  348,254
*   Indivior P.L.C.......................................  64,365   95,896
    Inmarsat P.L.C.......................................  28,640  139,038
    Intermediate Capital Group P.L.C.....................  29,201  389,810
    International Personal Finance P.L.C.................  23,747   64,122
*   Interserve P.L.C.....................................  22,564    3,712

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
UNITED KINGDOM -- (Continued)
    iomart Group P.L.C...................................   2,962 $ 14,100
*   IP Group P.L.C.......................................  51,478   71,713
    ITE Group P.L.C...................................... 132,217  111,889
    IWG P.L.C............................................  58,548  172,352
    J D Wetherspoon P.L.C................................  12,765  203,215
    James Fisher & Sons P.L.C............................   6,723  170,343
    James Halstead P.L.C.................................   4,499   27,173
    Jardine Lloyd Thompson Group P.L.C...................  24,129  601,246
    JD Sports Fashion P.L.C..............................  37,279  226,705
    John Laing Group P.L.C...............................  14,716   68,628
    John Menzies P.L.C...................................  11,780   86,231
    John Wood Group P.L.C................................  62,679  444,859
    Johnson Service Group P.L.C..........................   8,968   15,493
*   JPJ Group P.L.C......................................   7,493   67,253
    Jupiter Fund Management P.L.C........................  35,693  153,403
    Just Group P.L.C.....................................  54,377   72,416
    Kainos Group P.L.C...................................   4,220   23,356
    KAZ Minerals P.L.C...................................  20,078  156,776
    KCOM Group P.L.C.....................................  72,540   65,931
    Keller Group P.L.C...................................  14,496   98,616
    Kier Group P.L.C.....................................  25,213  170,912
    Kin & Carta P.L.C....................................  23,381   30,395
*   Lamprell P.L.C.......................................  23,029   16,911
    Lancashire Holdings, Ltd.............................  24,613  182,260
    Liontrust Asset Management P.L.C.....................   1,651   12,568
*   Lonmin P.L.C.........................................  19,216   13,091
    Lookers P.L.C........................................  40,298   57,069
    Low & Bonar P.L.C....................................  40,806    9,702
    Low & Bonar P.L.C....................................  40,424    1,697
    LSL Property Services P.L.C..........................   7,883   25,940
    M&C Saatchi P.L.C....................................   3,423   12,783
    Macfarlane Group P.L.C...............................   6,000    7,320
    Majestic Wine P.L.C..................................   3,918   14,053
    Man Group P.L.C...................................... 181,459  339,858
*   Management Consulting Group P.L.C....................  75,166    1,977
    Marshalls P.L.C......................................  20,666  137,794
    Marston's P.L.C......................................  82,294  102,256
    McBride P.L.C........................................  30,429   53,642
    McCarthy & Stone P.L.C...............................   7,701   13,492
    McColl's Retail Group P.L.C..........................     626      472
    Mears Group P.L.C....................................  13,368   55,174
    Meggitt P.L.C........................................  81,705  553,369
    Merlin Entertainments P.L.C..........................  68,026  301,458
*   Metro Bank P.L.C.....................................   1,363   19,481
    Millennium & Copthorne Hotels P.L.C..................  23,677  150,870
    Mitchells & Butlers P.L.C............................  25,912   96,355
    Mitie Group P.L.C....................................  69,548  106,145
    MJ Gleeson P.L.C.....................................   4,098   38,986
    Moneysupermarket.com Group P.L.C.....................  52,875  210,286
    Morgan Advanced Materials P.L.C......................  53,188  186,060
    Morgan Sindall Group P.L.C...........................   6,967  107,102
*   Mothercare P.L.C.....................................  27,456    5,663
    Motorpoint group P.L.C...............................   7,418   19,302
    N Brown Group P.L.C..................................  13,947   15,977
    National Express Group P.L.C.........................  61,618  318,200
    NCC Group P.L.C......................................  31,420   52,968
    New World Resources P.L.C., Class A..................   1,390        1
    Non-Standard Finance P.L.C...........................  27,059   19,703
    Norcros P.L.C........................................   4,503   11,219

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
UNITED KINGDOM -- (Continued)
    Northgate P.L.C......................................  17,729 $ 86,419
*   Nostrum Oil & Gas P.L.C..............................   1,582    2,869
*   Ocado Group P.L.C....................................   7,393   96,187
    On the Beach Group P.L.C.............................   8,810   50,858
    OneSavings Bank P.L.C................................  20,492  101,233
*   Ophir Energy P.L.C...................................  80,346   57,412
    Oxford Instruments P.L.C.............................   6,836   80,662
    Pagegroup P.L.C......................................  41,564  241,016
*   Pan African Resources P.L.C..........................  98,022   13,892
    Paragon Banking Group P.L.C..........................  33,085  180,201
*   Park Group P.L.C.....................................  13,054   12,866
    PayPoint P.L.C.......................................   7,784   86,889
    Pendragon P.L.C...................................... 178,766   61,110
    Pennon Group P.L.C...................................  49,169  492,481
*   Petra Diamonds, Ltd.................................. 139,574   60,406
    Petrofac, Ltd........................................  23,955  172,647
*   Petropavlovsk P.L.C.................................. 432,055   45,624
    Pets at Home Group P.L.C.............................  63,261  109,477
    Phoenix Group Holdings P.L.C.........................  47,449  395,607
    Photo-Me International P.L.C.........................  40,883   51,126
    Playtech P.L.C.......................................  20,489  104,190
    Polypipe Group P.L.C.................................  24,923  129,269
    Porvair P.L.C........................................   3,538   21,373
*   Premier Foods P.L.C.................................. 101,428   53,302
*   Premier Oil P.L.C....................................  87,623   84,916
*   Provident Financial P.L.C............................  11,031   76,103
*   PureTech Health P.L.C................................  10,687   23,873
    PZ Cussons P.L.C.....................................  28,826   67,775
    QinetiQ Group P.L.C..................................  63,787  253,839
    Quilter P.L.C........................................ 142,634  229,871
    Rank Group P.L.C.....................................  17,299   36,041
    Rathbone Brothers P.L.C..............................   6,280  190,626
*   Raven Property Group, Ltd............................  29,487   16,989
    Reach P.L.C..........................................  48,158   37,185
    Redde P.L.C..........................................   9,745   23,183
    Redrow P.L.C.........................................  36,407  277,643
    Renew Holdings P.L.C.................................   4,833   23,342
    Renewi P.L.C......................................... 163,917   54,909
    Renishaw P.L.C.......................................   5,372  329,367
*   Renold P.L.C.........................................  15,469    5,897
#   Restaurant Group P.L.C. (The)........................  65,806  128,846
    Rhi Magnesita NV.....................................   1,651   91,597
    Rhi Magnesita NV.....................................   1,335   74,724
    Ricardo P.L.C........................................  10,119   82,109
    Rightmove P.L.C......................................  64,682  400,536
    RM P.L.C.............................................   5,224   15,306
    Robert Walters P.L.C.................................   6,652   45,825
*   Rockhopper Exploration P.L.C.........................  27,308    8,441
    Rotork P.L.C.........................................  91,334  329,660
    RPC Group P.L.C......................................  51,871  540,093
    RPS Group P.L.C......................................  32,241   56,620
    S&U P.L.C............................................     354    9,684
    Saga P.L.C........................................... 103,064  147,409
    Savills P.L.C........................................  14,289  156,152
    SDL P.L.C............................................  12,706   91,610
    Senior P.L.C.........................................  80,034  237,621
    Severfield P.L.C.....................................  28,520   26,603
    SIG P.L.C............................................ 117,996  184,689
*   Sirius Minerals P.L.C................................  42,353   10,947

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
UNITED KINGDOM -- (Continued)
    Soco International P.L.C.............................  20,801 $    20,123
    Softcat P.L.C........................................  10,872      99,378
    Spectris P.L.C.......................................  18,724     639,231
    Speedy Hire P.L.C....................................  40,705      31,412
    Spire Healthcare Group P.L.C.........................   9,430      15,410
    Spirent Communications P.L.C......................... 118,754     229,804
*   Sportech P.L.C.......................................  13,686       6,535
*   Sports Direct International P.L.C....................  21,667      79,205
    SSP Group P.L.C......................................  47,632     416,909
    St. Modwen Properties P.L.C..........................  33,188     178,715
    Stagecoach Group P.L.C...............................  35,849      73,061
    SThree P.L.C.........................................  13,227      47,546
    Stobart Group, Ltd...................................  37,553      75,461
    Stock Spirits Group P.L.C............................  17,361      52,658
    Strix Group P.L.C....................................   7,961      14,727
    STV Group P.L.C......................................   2,950      13,011
    Superdry P.L.C.......................................   4,673      31,685
    Synthomer P.L.C......................................  56,542     265,993
    T Clarke P.L.C.......................................   3,989       5,077
    TalkTalk Telecom Group P.L.C.........................  58,397      85,610
    Tarsus Group P.L.C...................................   7,474      24,784
    Tate & Lyle P.L.C.................................... 101,439     915,669
    Ted Baker P.L.C......................................   5,952     146,416
    Telecom Plus P.L.C...................................   8,413     155,803
*   Telit Communications P.L.C...........................  10,362      19,164
    Thomas Cook Group P.L.C.............................. 133,576      60,852
    Topps Tiles P.L.C....................................  10,400       9,007
    TP ICAP P.L.C........................................  59,060     244,184
    Travis Perkins P.L.C.................................  25,175     404,647
    Trifast P.L.C........................................  13,605      33,855
    TT Electronics P.L.C.................................  25,105      67,620
*   Tullow Oil P.L.C..................................... 266,012     714,317
    Tyman P.L.C..........................................   5,033      15,335
    U & I Group P.L.C....................................  21,649      57,626
    UDG Healthcare P.L.C.................................  20,860     158,805
    Ultra Electronics Holdings P.L.C.....................  14,611     245,984
    Urban & Civic P.L.C..................................   4,334      15,935
*   Vectura Group P.L.C..................................  79,556      77,396
    Vesuvius P.L.C.......................................  26,897     198,644
    Victrex P.L.C........................................  18,028     541,349
    Vitec Group P.L.C. (The).............................   3,440      52,433
*   Volex P.L.C..........................................   1,534       1,857
    Volution Group P.L.C.................................   7,829      16,203
    Vp P.L.C.............................................   2,231      29,490
    Watkin Jones P.L.C...................................   6,122      18,647
    Weir Group P.L.C (The)...............................     122       2,414
    WH Smith P.L.C.......................................  11,422     293,201
    William Hill P.L.C...................................  96,812     224,074
    Wilmington PL.C......................................   6,879      16,842
    Wincanton P.L.C......................................  15,401      48,529
*   Wizz Air Holdings P.L.C..............................     622      24,700
    Xaar P.L.C...........................................  10,372      20,404
    XP Power, Ltd........................................   1,056      28,382
                                                                  -----------
TOTAL UNITED KINGDOM.....................................          42,026,718
                                                                  -----------
UNITED STATES -- (0.0%)
    CME Group, Inc.......................................       1         163

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                             SHARES     VALUE>>
                                                            --------- ------------
UNITED STATES -- (Continued)
*     Maxar Technologies, Inc..............................     4,543 $     25,517
                                                                      ------------
TOTAL UNITED STATES........................................                 25,680
                                                                      ------------
TOTAL COMMON STOCKS........................................            225,541,376
                                                                      ------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Biotest AG...........................................     2,447       64,495
      Draegerwerk AG & Co. KGaA............................     1,296       71,972
      Fuchs Petrolub SE....................................       607       28,475
      Jungheinrich AG......................................     5,245      159,197
      Sixt SE..............................................     1,955      125,108
      STO SE & Co. KGaA....................................       272       26,936
      Villeroy & Boch AG...................................     1,074       16,446
                                                                      ------------
TOTAL GERMANY..............................................                492,629
                                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*     Intercell AG Rights 05/16/13.........................     2,073            0
                                                                      ------------
CANADA -- (0.0%)
*     Tervita Corp. Warrants 07/19/20......................       156           19
                                                                      ------------
SINGAPORE -- (0.0%)
*     Ezion Holdings, Ltd. Warrants 04/16/23...............    61,932            0
                                                                      ------------
SWEDEN -- (0.0%)
*     AddLife AB Rights 02/15/19...........................     1,945        2,365
                                                                      ------------
TOTAL RIGHTS/WARRANTS......................................                  2,384
                                                                      ------------
TOTAL INVESTMENT SECURITIES................................            226,036,389
                                                                      ------------

                                                                        VALUE+
                                                                      ------------
SECURITIES LENDING COLLATERAL -- (5.9%)
@(S)  DFA Short Term Investment Fund....................... 1,219,777   14,114,042
                                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $247,029,370)^^....................................           $240,150,431
                                                                      ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                          ------------------------------------------------
                                                            LEVEL 1       LEVEL 2      LEVEL 3    TOTAL
                                                          -----------   ------------   ------- -----------
Common Stocks
    Australia............................................ $    68,419   $ 14,704,275     --    $14,772,694
    Austria..............................................          --      2,789,591     --      2,789,591
    Belgium..............................................     196,936      3,358,799     --      3,555,735
    Canada...............................................  20,337,034             80     --     20,337,114
    Denmark..............................................          --      4,114,304     --      4,114,304
    Finland..............................................          --      5,599,125     --      5,599,125
    France...............................................          --      9,856,627     --      9,856,627
    Germany..............................................          --     15,514,153     --     15,514,153
    Hong Kong............................................          --      6,475,325     --      6,475,325
    Ireland..............................................          --        553,718     --        553,718

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------
                                 LEVEL 1       LEVEL 2    LEVEL 3    TOTAL
                               -----------   ------------ ------- ------------
  Israel......................          --   $  2,655,435   --    $  2,655,435
  Italy.......................          --      8,277,070   --       8,277,070
  Japan....................... $    54,459     52,261,943   --      52,316,402
  Netherlands.................     222,432      5,314,777   --       5,537,209
  New Zealand.................      29,520      1,653,598   --       1,683,118
  Norway......................          --      2,252,361   --       2,252,361
  Portugal....................          --      1,071,773   --       1,071,773
  Singapore...................          --      2,175,999   --       2,175,999
  Spain.......................          --      5,447,667   --       5,447,667
  Sweden......................     128,592      7,689,688   --       7,818,280
  Switzerland.................          --     10,685,278   --      10,685,278
  United Kingdom..............          --     42,026,718   --      42,026,718
  United States...............      25,517            163   --          25,680
Preferred Stocks
  Germany.....................          --        492,629   --         492,629
Rights/Warrants
  Canada......................          --             19   --              19
  Sweden......................          --          2,365   --           2,365
Securities Lending
  Collateral..................          --     14,114,042   --      14,114,042
                               -----------   ------------   --    ------------
TOTAL......................... $21,062,909   $219,087,522   --    $240,150,431
                               ===========   ============   ==    ============

                         VA SHORT-TERM FIXED PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
                                                              ------
AGENCY OBLIGATIONS -- (0.6%)
Federal Home Loan Bank
      2.125%, 02/11/20.....................................   1,000  $  995,246
      4.125%, 03/13/20.....................................     300     305,263
      2.625%, 05/28/20.....................................     900     901,514
                                                                     ----------
TOTAL AGENCY OBLIGATIONS...................................           2,202,023
                                                                     ----------
BONDS -- (74.9%)
African Development Bank
      1.125%, 09/20/19.....................................     500     495,096
      1.375%, 02/12/20.....................................     250     246,824
      1.875%, 03/16/20.....................................   2,950   2,917,620
Agence Francaise de Developpement
      1.375%, 08/02/19.....................................     400     397,470
      1.625%, 01/21/20.....................................   1,110   1,098,119
Amazon.com, Inc.
      1.900%, 08/21/20.....................................     400     395,967
ANZ New Zealand International Ltd.
W     2.250%, 02/01/19.....................................     300     300,000
W     2.600%, 09/23/19.....................................   1,000     998,359
      2.600%, 09/23/19.....................................     900     898,523
Apple, Inc.
      1.500%, 09/12/19.....................................     400     397,364
      1.800%, 11/13/19.....................................   2,291   2,275,802
      1.800%, 05/11/20.....................................     477     472,522
(r)   2.685%, 05/11/20.....................................     800     799,830
#     2.000%, 11/13/20.....................................   2,000   1,980,367
Apple, Inc., 3M USD LIBOR + 0.250%, FRN
(r)   2.851%, 02/07/20.....................................     500     500,750
Apple, Inc., Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)   2.671%, 02/08/19.....................................   1,000   1,000,013
Apple, Inc., Floating Rate Note, 3M USD LIBOR + 0.300%, FRN
(r)   2.892%, 05/06/19.....................................   1,300   1,300,949
Asian Development Bank
      1.625%, 05/05/20.....................................     500     494,142
Australia & New Zealand Banking Group, Ltd.
      1.600%, 07/15/19.....................................     750     746,062
      2.050%, 09/23/19.....................................     250     248,905
W     2.250%, 12/19/19.....................................   2,200   2,185,937
Bank of Montreal
#     3.100%, 07/13/20.....................................     750     754,147
Bank of Montreal, 3M USD LIBOR + 0.440%, FRN
#(r)  3.228%, 06/15/20.....................................   3,710   3,720,907
Bank of Nova Scotia (The)
      2.350%, 10/21/20.....................................   2,900   2,873,133
Bank of Nova Scotia (The), 3M USD LIBOR + 0.290%, FRN
(r)   3.094%, 01/08/21.....................................   1,000     998,557
Bank of Nova Scotia (The), 3M USD LIBOR + 0.620%, FRN
(r)   3.371%, 12/05/19.....................................   1,000   1,003,670
Berkshire Hathaway Finance Corp.
#(r)  3.103%, 01/10/20.....................................   1,900   1,902,075
Berkshire Hathaway Finance Corp., Floating Rate Note, 3M
  USD LIBOR + 0.260%, FRN
(r)   2.876%, 08/15/19.....................................     500     500,490
Berkshire Hathaway Finance Corp., Floating Rate Note, 3M
  USD LIBOR + 0.690%, FRN
(r)   3.478%, 03/15/19.....................................     800     800,788
BNG Bank NV
      1.875%, 06/11/19.....................................   1,892   1,886,462
      1.750%, 10/30/19.....................................   2,400   2,383,805
      1.625%, 11/25/19.....................................     300     297,485
W     2.500%, 02/28/20.....................................     500     499,051
      2.500%, 02/28/20.....................................   1,000     998,101
      1.750%, 03/24/20.....................................     790     781,795
      1.750%, 10/05/20.....................................   1,900   1,871,527
BNG Bank NV, 3M USD LIBOR + 0.100%, FRN
(r)   2.897%, 07/14/20.....................................   1,000   1,001,240
Caisse d'Amortissement de la Dette Sociale
W     1.750%, 09/24/19.....................................     300     298,338
      1.750%, 09/24/19.....................................     410     407,728
      1.875%, 01/13/20.....................................   1,000     992,420
      2.000%, 04/17/20.....................................   1,500   1,488,004
      1.875%, 07/28/20.....................................   3,300   3,262,548
Chevron Corp.
      1.561%, 05/16/19.....................................   1,200   1,196,520
      1.991%, 03/03/20.....................................     750     744,625
Chevron Corp., Floating Rate Note, 3M USD LIBOR + 0.090%,
  FRN
(r)   2.797%, 02/28/19.....................................     885     885,004
Chevron Corp., Floating Rate Note, 3M USD LIBOR + 0.410%,
  FRN
#(r)  3.026%, 11/15/19.....................................     400     401,150

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


                                                                     FACE
                                                                    AMOUNT   VALUE+
                                                                    ------ ----------
                                                                    (000)
                                                                    ------
Cisco Systems, Inc.
      1.400%, 09/20/19.....................................           861  $  854,613
      4.450%, 01/15/20.....................................           448     455,248
Commonwealth Bank of Australia
      2.250%, 03/13/19.....................................           436     435,864
      2.300%, 09/06/19.....................................           517     515,597
Commonwealth Bank of Australia, Floating Rate Note, 3M USD
  LIBOR +
      0.550%, FRN..........................................
(r)   3.289%, 09/06/19.....................................           336     336,749
Commonwealth Bank of Australia, Floating Rate Note, 3M USD
  LIBOR +
      0.640%, FRN..........................................
(r)   3.229%, 11/07/19.....................................           181     181,603
Commonwealth Bank of Australia, Floating Rate Note, 3M USD
  LIBOR +
      1.060%, FRN..........................................
(r)   3.848%, 03/15/19.....................................         2,400   2,402,148
Cooperatieve Rabobank UA
      1.375%, 08/09/19.....................................           250     248,346
      2.250%, 01/14/20.....................................           300     298,566
      4.750%, 01/15/20.....................................           200     203,628
Cooperatieve Rabobank UA, Floating Rate Note, 3M USD LIBOR
  + 0.510%, FRN
(r)   3.111%, 08/09/19.....................................         2,388   2,393,163
Council Of Europe Development Bank
      1.500%, 05/17/19.....................................         2,500   2,492,226
      1.625%, 03/10/20.....................................         2,806   2,775,330
CPPIB Capital, Inc.
W     1.250%, 09/20/19.....................................           500     495,470
CPPIB Capital, Inc., Floating Rate Note, 3M USD LIBOR +
  0.300%, FRN
(r)W  2.809%, 10/16/20.....................................         2,000   1,999,603
Dexia Credit Local SA
      1.875%, 01/29/20.....................................           500     495,655
Equinor ASA
#     2.250%, 11/08/19.....................................         1,371   1,365,534
      2.900%, 11/08/20.....................................         2,000   2,006,175
Erste Abwicklungsanstalt
      1.625%, 02/21/19.....................................         1,400   1,399,331
      1.375%, 10/30/19.....................................           400     395,949
      2.500%, 03/13/20.....................................           400     398,800
EUROFIMA
      1.750%, 05/29/20.....................................           396     390,964
European Bank for Reconstruction & Development
      1.750%, 11/26/19.....................................           886     879,603
      1.625%, 05/05/20.....................................           500     493,978
European Investment Bank
      1.125%, 08/15/19.....................................         2,000   1,984,144
      1.250%, 12/16/19.....................................         1,000     987,698
#     1.625%, 03/16/20.....................................         1,092   1,080,187
#     1.750%, 05/15/20.....................................         1,500   1,484,024
      1.375%, 06/15/20.....................................         2,700   2,657,021
European Stability Mechanism
      3.000%, 10/23/20.....................................           500     502,927
Export Development Canada
#     1.750%, 08/19/19.....................................         1,700   1,692,291
W     2.300%, 02/10/20.....................................         1,820   1,813,784
#     1.750%, 07/21/20.....................................           600     592,733
FMS Wertmanagement
      1.000%, 08/16/19.....................................         1,000     991,394
#     1.750%, 01/24/20.....................................         1,000     991,389
      2.250%, 02/03/20.....................................         1,000     994,800
      1.750%, 05/15/20.....................................         1,200   1,186,292
Inter-American Development Bank
      1.625%, 05/12/20.....................................         1,141   1,127,779
      1.875%, 06/16/20.....................................         6,200   6,140,412
Inter-American Development Bank, 3M USD LIBOR +
      0.220%, FRN..........................................
(r)   3.007%, 10/15/20.....................................         1,600   1,606,000
International Bank for Reconstruction & Development
      0.875%, 08/15/19.....................................           500     495,352
      1.875%, 10/07/19.....................................         1,000     994,607
      1.875%, 04/21/20.....................................         1,700   1,685,635
      1.625%, 09/04/20.....................................         1,262   1,243,536
International Finance Corp.
      1.625%, 07/16/20.....................................           286     282,181
Kommunalbanken A.S.
      2.125%, 03/15/19.....................................           950     949,496
      1.750%, 05/28/19.....................................           600     598,320
      1.500%, 10/22/19.....................................         1,034   1,025,625
      1.625%, 01/15/20.....................................         1,200   1,188,324
W     2.500%, 04/17/20.....................................           300     299,615
      2.500%, 04/17/20.....................................         1,300   1,298,332
      1.750%, 09/15/20.....................................           418     412,156
      1.375%, 10/26/20.....................................           500     489,279
Kommunekredit
      1.125%, 08/23/19.....................................         3,900   3,866,327
      1.625%, 06/12/20.....................................         2,800   2,761,416
Kommuninvest I Sverige AB
      1.125%, 09/17/19.....................................           800     792,459
      2.000%, 11/12/19.....................................           700     696,521
      1.750%, 03/19/20.....................................         1,850   1,831,411
      2.500%, 06/01/20.....................................           500     499,070
      1.625%, 09/01/20.....................................         2,000   1,968,240
W     1.625%, 09/01/20.....................................           500     492,060
Kreditanstalt fuer Wiederaufbau
#     4.000%, 01/27/20.....................................           200     202,604
      1.750%, 03/31/20.....................................           300     297,147
      1.500%, 04/20/20.....................................         2,200   2,171,307

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                                        FACE
                                                                       AMOUNT   VALUE+
                                                                       ------ ----------
                                                                       (000)
                                                                       ------
      1.625%, 05/29/20.....................................            1,500  $1,480,762
      1.875%, 06/30/20.....................................            2,800   2,772,336
      2.750%, 07/15/20.....................................            1,000   1,002,118
Landwirtschaftliche Rentenbank
      1.875%, 01/22/20.....................................            1,000     992,812
Municipality Finance P.L.C.
      1.250%, 04/18/19.....................................              400     398,857
      1.750%, 05/21/19.....................................            1,350   1,346,463
      1.500%, 03/23/20.....................................              968     955,431
National Australia Bank, Ltd.
      1.375%, 07/12/19.....................................            1,700   1,690,502
National Australia Bank, Ltd., Floating Rate Note, 3M USD
  LIBOR + 0.240%, FRN
(r)W  3.011%, 07/25/19.....................................            1,000   1,000,328
(r)W  2.946%, 08/29/19.....................................              400     400,259
National Australia Bank, Ltd., Floating Rate Note, 3M USD
  LIBOR + 0.590%, FRN
(r)W  3.373%, 01/10/20.....................................              500     502,188
Nederlandse Waterschapsbank NV
      1.875%, 03/13/19.....................................              500     499,600
      1.750%, 09/05/19.....................................            1,300   1,293,213
W     1.750%, 09/05/19.....................................            1,000     994,779
W     1.250%, 09/09/19.....................................              450     446,254
      1.625%, 03/04/20.....................................              500     494,498
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD
  LIBOR + 0.200%, FRN
(r)   2.621%, 08/09/19.....................................            1,000     998,930
Nestle Holdings, Inc.
      2.125%, 01/14/20.....................................              500     497,012
Nordea Bank Abp
      2.375%, 04/04/19.....................................              454     453,759
#W    1.625%, 09/30/19.....................................              449     445,696
Nordic Investment Bank
      2.500%, 04/28/20.....................................            1,800   1,797,827
      1.500%, 09/29/20.....................................            2,428   2,384,605
Novartis Capital Corp.
      1.800%, 02/14/20.....................................              200     198,237
      4.400%, 04/24/20.....................................              958     977,115
NRW Bank
      1.875%, 07/01/19.....................................              500     498,358
      1.250%, 07/29/19.....................................              260     258,196
      2.000%, 09/23/19.....................................              800     796,480
      1.875%, 01/27/20.....................................            1,267   1,256,585
Oesterreichische Kontrollbank AG
#     1.125%, 04/26/19.....................................              600     597,864
      1.750%, 01/24/20.....................................            2,300   2,280,455
      1.375%, 02/10/20.....................................            1,376   1,357,864
#     1.500%, 10/21/20.....................................              500     490,616
Pfizer, Inc.
W     2.652%, 04/04/19.....................................            5,000   4,977,320
W     2.600%, 04/10/19.....................................            5,000   4,975,122
Province of Alberta Canada
      1.900%, 12/06/19.....................................            4,800   4,767,045
Province of Manitoba Canada
#     1.750%, 05/30/19.....................................            3,607   3,596,276
Province of Ontario Canada
#     1.250%, 06/17/19.....................................            1,323   1,315,940
      4.000%, 10/07/19.....................................              300     302,540
      4.400%, 04/14/20.....................................            2,864   2,920,964
      1.875%, 05/21/20.....................................            1,600   1,583,059
Province of Quebec Canada
      3.500%, 07/29/20.....................................            2,052   2,076,430
Province of Quebec Canada, Floating Rate Note, 3M USD
  LIBOR + 0.280%, FRN
(r)   3.041%, 07/21/19.....................................            3,655   3,659,934
Roche Holdings, Inc., Floating Rate Note, 3M USD LIBOR +
  0.340%, FRN
(r)W  3.143%, 09/30/19.....................................            3,100   3,105,653
Royal Bank of Canada
#     1.625%, 04/15/19.....................................              990     987,750
      1.500%, 07/29/19.....................................              810     805,243
      2.125%, 03/02/20.....................................            2,450   2,433,430
      2.150%, 03/06/20.....................................            1,000     992,359
      2.150%, 10/26/20.....................................            1,700   1,679,446
      2.350%, 10/30/20.....................................              866     857,825
Royal Bank of Canada, Floating Rate Note, 3M USD LIBOR +
  0.380%, FRN
(r)   3.118%, 03/02/20.....................................              923     924,941
Shell International Finance BV
      1.375%, 09/12/19.....................................              720     714,586
      4.300%, 09/22/19.....................................              400     404,018
      4.375%, 03/25/20.....................................            1,500   1,528,771
      2.125%, 05/11/20.....................................            1,900   1,887,316
#(r)  3.068%, 05/11/20.....................................            2,204   2,215,558
Shell International Finance BV, Floating Rate Note, 3M USD
  LIBOR + 0.350%, FRN
#(r)  3.126%, 09/12/19.....................................            3,078   3,084,455
State of North Rhine-Westphalia Germany
      1.875%, 06/17/19.....................................              300     299,080
      1.625%, 07/25/19.....................................            1,900   1,890,496
      1.250%, 09/16/19.....................................            1,500   1,486,683
      1.625%, 01/22/20.....................................            1,200   1,187,543
Svensk Exportkredit AB
      1.875%, 06/17/19.....................................            2,500   2,493,195
      1.125%, 08/28/19.....................................              500     495,740
      1.750%, 05/18/20.....................................              500     494,275

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                                        FACE
                                                                       AMOUNT    VALUE+
                                                                       ------ ------------
                                                                       (000)
                                                                       ------
      1.875%, 06/23/20.....................................            1,300  $  1,286,410
      1.750%, 08/28/20.....................................            2,300     2,268,554
      2.750%, 10/07/20.....................................              700       701,105
Svenska Handelsbanken AB
      2.250%, 06/17/19.....................................            2,300     2,296,041
      1.500%, 09/06/19.....................................              400       396,763
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR
  + 0.490%, FRN
(r)   3.278%, 06/17/19.....................................              500       500,619
Toronto-Dominion Bank (The)
(r)   3.237%, 07/02/19.....................................              106       106,104
      1.900%, 10/24/19.....................................              354       351,990
      2.250%, 11/05/19.....................................              600       598,047
      3.000%, 06/11/20.....................................            2,700     2,706,115
      1.850%, 09/11/20.....................................              500       492,229
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.260%, FRN
(r)   3.048%, 09/17/20.....................................            1,000     1,000,734
Toronto-Dominion Bank (The), 3M USD LIBOR + 0.280%, FRN
(r)   3.051%, 06/11/20.....................................            1,800     1,798,189
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD
  LIBOR + 0.650%, FRN
#(r)  3.268%, 08/13/19.....................................              500       501,560
Total Capital International SA, Floating Rate Note, 3M USD
  LIBOR + 0.350%, FRN
(r)   3.154%, 06/19/19.....................................            1,127     1,127,929
Total Capital SA
      4.450%, 06/24/20.....................................            1,498     1,533,531
Toyota Motor Credit Corp.
#     2.125%, 07/18/19.....................................              187       186,577
#     2.200%, 01/10/20.....................................            2,630     2,616,498
      2.150%, 03/12/20.....................................            1,177     1,169,301
Toyota Motor Credit Corp., 3M USD LIBOR + 0.100%, FRN
(r)   2.883%, 01/10/20.....................................            2,700     2,700,324
Toyota Motor Credit Corp., Floating Rate Note, 3M USD
  LIBOR + 0.140%, FRN
(r)   2.754%, 11/14/19.....................................            1,000     1,000,126
Toyota Motor Credit Corp., Floating Rate Note, 3M USD
  LIBOR + 0.540%, FRN
(r)   3.344%, 01/08/21.....................................              969       973,624
USAA Capital Corp., Floating Rate Note, 3M USD LIBOR +
  0.230%, FRN
(r)W  2.771%, 02/01/19.....................................            3,620     3,620,000
Walmart, Inc.
      1.750%, 10/09/19.....................................            3,330     3,311,121
      2.850%, 06/23/20.....................................            3,308     3,323,813
Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.040%,
  FRN
(r)   2.864%, 06/23/20.....................................            1,472     1,471,634
Westpac Banking Corp.
      1.600%, 08/19/19.....................................              665       660,930
Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR +
  0.710%, FRN
(r)   3.328%, 05/13/19.....................................            1,000     1,001,476
                                                                              ------------
TOTAL BONDS................................................                    259,792,565
                                                                              ------------
U.S. TREASURY OBLIGATIONS -- (5.1%)
U.S. Treasury Notes
      1.000%, 11/15/19.....................................            1,900     1,877,141
      1.375%, 02/15/20.....................................            1,150     1,136,074
      1.250%, 02/29/20.....................................              500       493,047
      1.375%, 02/29/20.....................................            3,000     2,962,266
      2.250%, 03/31/20.....................................            4,000     3,986,094
      1.500%, 04/15/20.....................................            5,900     5,829,476
      1.125%, 04/30/20.....................................            1,500     1,474,629
                                                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS............................                     17,758,727
                                                                              ------------
CERTIFICATES OF DEPOSIT -- (4.0%)
Bank of Montreal, Floating Rate Note, 3M USD LIBOR +
  0.190%, FRN
(r)   2.929%, 03/06/20.....................................            4,000     3,999,551
Bank of Montreal, Floating Rate Note, Update
  Replacements.xls: US0001M + 0.200%, FRN
(r)   2.713%, 05/07/19.....................................            1,000     1,000,234
Bank of Nova Scotia (The), Floating Rate Note, 3M USD
  LIBOR + 0.190%, FRN
(r)   2.961%, 03/11/20.....................................            2,000     1,999,772
Bank of Nova Scotia (The), Floating Rate Note, 3M USD
  LIBOR + 0.260%, FRN
(r)   2.842%, 11/04/19.....................................            1,000     1,001,415

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                                             FACE
                                                                            AMOUNT     VALUE+
                                                                            ------- ------------
                                                                            (000)
                                                                            -------
Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR +
  0.380%, FRN
(r)   3.087%, 02/28/19..........................................              2,000 $  2,000,454
Nordea Bank AB, Floating Rate Note, 3M USD LIBOR + 0.340%, FRN
(r)   3.106%, 03/07/19..........................................              1,000    1,000,220
Nordea Bank Abp, Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r)   3.062%, 04/10/19..........................................              1,000    1,000,331
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR +
  0.220%, FRN
(r)   2.981%, 01/22/20..........................................                800      799,997
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR +
  0.400%, FRN
(r)   3.018%, 02/12/19..........................................              1,000    1,000,080
                                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT                                                         13,802,054
                                                                                    ------------
TOTAL INVESTMENT SECURITIES                                                          293,555,369
                                                                                    ------------
COMMERCIAL PAPER -- (11.9%)
W     Alberta, Province of Canada 2.714%, 04/01/19..............              1,000      995,800
Caisse Des Depots Et Consignations
W     2.550%, 04/26/19..........................................              1,000      993,916
W     2.612%, 04/30/19..........................................              1,000      993,604
W     Coca-Cola Co. 2.520%, 02/21/19............................              2,000    1,997,123
W     Landesbank Hessen-Thuringen 2.680%, 04/15/19..............              3,000    2,984,614
Nestle Finance International, Ltd.
      2.620%, 04/10/19..........................................              2,000    1,990,206
NRW Bank
W     2.640%, 02/14/19..........................................              2,500    2,497,648
W     0.010%, 04/16/19..........................................              4,000    3,979,375
Oversea-Chinese Banking Corp., Ltd.
W     2.750%, 02/20/19..........................................                600      599,172
W     2.740%, 03/12/19..........................................              1,600    1,595,525
PSP Capital, Inc.
W     2.530%, 02/11/19..........................................              2,000    1,998,527
W     2.590%, 04/18/19..........................................              1,500    1,491,723
      Queensland Treasury 2.530%, 04/24/19......................              1,000      994,102
Sanofi
W     2.590%, 03/18/19..........................................              4,000    3,987,084
W     2.629%, 03/20/19..........................................              6,000    5,979,760
W     Siemens Captal Co., LLC 2.714%, 03/26/19..................              1,000      996,208
Total Capital Canada, Ltd.
W     2.662%, 04/04/19..........................................              5,000    4,977,583
W     0.010%, 04/10/19..........................................              1,000      995,082
W     2.663%, 04/16/19..........................................              1,200    1,193,575
                                                                                    ------------
TOTAL COMMERCIAL PAPER..........................................                      41,240,627
                                                                                    ------------

                                                                            SHARES
                                                                            -------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market
        Fund 2.320%.............................................            609,661      609,661
                                                                                    ------------
SECURITIES LENDING COLLATERAL -- (3.3%)
@(S)  DFA Short Term Investment Fund............................            989,559   11,450,186
                                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $346,859,973)^^.........................................                    $346,855,843
                                                                                    ============

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                            --------------------------------------------
                            LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                            --------   ------------ ------- ------------
Agency Obligations.........       --   $  2,202,023   --    $  2,202,023
Bonds......................       --    259,792,565   --     259,792,565
U.S. Treasury Obligations..       --     17,758,727   --      17,758,727
Certificates of Deposit....       --     13,802,054   --      13,802,054
Commercial Paper...........       --     41,240,627   --      41,240,627
Temporary Cash
  Investments.............. $609,661             --   --         609,661
Securities Lending
  Collateral...............       --     11,450,186   --      11,450,186
                            --------   ------------   --    ------------
TOTAL...................... $609,661   $346,246,182   --    $346,855,843
                            ========   ============   ==    ============

                           VA GLOBAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
BONDS -- (99.9%)
AUSTRALIA -- (4.6%)
Australia & New Zealand Banking Group, Ltd.
    2.625%, 11/09/22.....................................      1,667  $ 1,628,453
Commonwealth Bank of Australia
W   2.750%, 03/10/22.....................................      1,312    1,295,981
National Australia Bank, Ltd.
    2.800%, 01/10/22.....................................      3,000    2,975,567
    2.500%, 05/22/22.....................................      1,587    1,551,081
    0.350%, 09/07/22..................................... EUR  1,650    1,881,777
Westpac Banking Corp.
    2.100%, 05/13/21.....................................      1,200    1,174,995
    2.800%, 01/11/22.....................................      3,400    3,387,776
    0.250%, 01/17/22..................................... EUR    600      685,113
    2.500%, 06/28/22.....................................      1,412    1,381,474
    2.625%, 12/14/22..................................... GBP    400      541,771
                                                                      -----------
TOTAL AUSTRALIA                                                        16,503,988
                                                                      -----------
AUSTRIA -- (3.6%)
Oesterreichische Kontrollbank AG
    0.750%, 03/07/22..................................... GBP  1,836    2,372,837
Republic of Austria Government Bond
W   0.000%, 07/15/23..................................... EUR  9,100   10,518,983
                                                                      -----------
TOTAL AUSTRIA............................................              12,891,820
                                                                      -----------
BELGIUM -- (0.9%)
Kingdom of Belgium Government Bond
    2.250%, 06/22/23..................................... EUR  2,550    3,236,689
                                                                      -----------
CANADA -- (21.4%)
Bank of Montreal
#   2.100%, 06/15/20.....................................      2,000    1,980,891
    1.880%, 03/31/21..................................... CAD  4,000    3,008,912
    1.900%, 08/27/21.....................................      1,530    1,492,019
Bank of Nova Scotia (The)
    3.270%, 01/11/21..................................... CAD  2,500    1,932,398
    2.700%, 03/07/22.....................................      2,300    2,275,880
Canada Housing Trust No 1
W   1.450%, 06/15/20..................................... CAD  2,000    1,514,122
Canada Housing Trust No. 1
W   2.400%, 12/15/22..................................... CAD  1,000      770,813
CPPIB Capital, Inc.
W   2.250%, 01/25/22.....................................      2,000    1,972,180
Province of Alberta Canada
    1.350%, 09/01/21..................................... CAD  5,000    3,738,308
Province of British Columbia Canada
    3.250%, 12/18/21..................................... CAD  2,500    1,966,608
    2.700%, 12/18/22..................................... CAD  6,000    4,655,109
Province of Manitoba Canada
    1.550%, 09/05/21..................................... CAD  3,200    2,404,743
    2.125%, 05/04/22.....................................      2,000    1,955,540
Province of Ontario Canada
    4.000%, 06/02/21..................................... CAD  5,000    3,975,227
    3.150%, 06/02/22..................................... CAD  4,800    3,768,837
Province of Quebec Canada
    0.875%, 05/24/22..................................... GBP    800    1,033,263
    3.500%, 12/01/22..................................... CAD  9,700    7,741,249
Quebec, Province of Canada
    2.375%, 01/22/24..................................... EUR  1,000    1,266,444
Royal Bank of Canada
    2.860%, 03/04/21..................................... CAD  1,000      767,693
    2.750%, 02/01/22.....................................      5,683    5,655,440
    1.968%, 03/02/22..................................... CAD  4,611    3,451,012
Toronto-Dominion Bank (The)
    1.693%, 04/02/20..................................... CAD  1,000      755,752
#   1.800%, 07/13/21.....................................      2,000    1,947,647
    1.994%, 03/23/22..................................... CAD  9,500    7,115,655
Total Capital Canada, Ltd.
    1.125%, 03/18/22..................................... EUR  2,500    2,948,646
Toyota Credit Canada, Inc.
    2.200%, 02/25/21..................................... CAD  1,000      755,501
    2.020%, 02/28/22..................................... CAD  8,150    6,080,665
    2.350%, 07/18/22..................................... CAD    800      600,839
                                                                      -----------
TOTAL CANADA.............................................              77,531,393
                                                                      -----------
DENMARK -- (4.3%)
Denmark Government Bond
    1.500%, 11/15/23..................................... DKK 55,000    9,164,317
Kommunekredit
    0.000%, 09/08/22..................................... EUR  1,072    1,230,572
    0.250%, 03/29/23..................................... EUR  3,000    3,471,048
    0.125%, 08/28/23..................................... EUR  1,611    1,851,381
                                                                      -----------
TOTAL DENMARK............................................              15,717,318
                                                                      -----------
FINLAND -- (4.1%)
Finland Government Bond
W   0.000%, 09/15/23..................................... EUR  7,700    8,897,496
Nordea Bank AB
    3.250%, 07/05/22..................................... EUR    500      628,431
OP Corporate Bank P.L.C.
    0.750%, 03/03/22..................................... EUR  2,700    3,127,680
    0.375%, 10/11/22..................................... EUR  1,900    2,169,866
                                                                      -----------
TOTAL FINLAND............................................              14,823,473
                                                                      -----------
FRANCE -- (9.9%)
Agence Francaise de Developpement
    0.125%, 04/30/22..................................... EUR  1,700    1,955,903

VA GLOBAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
FRANCE -- (Continued)
Caisse d'Amortissement de la Dette Sociale
    0.125%, 11/25/22..................................... EUR  1,800  $ 2,079,209
    0.125%, 10/25/23..................................... EUR  3,700    4,252,255
Dexia Credit Local SA
    0.250%, 06/02/22..................................... EUR  2,900    3,339,258
    1.125%, 06/15/22..................................... GBP  1,500    1,945,828
    0.250%, 06/01/23..................................... EUR  2,400    2,750,116
French Republic Government Bond OAT
    0.000%, 03/25/23..................................... EUR  3,046    3,518,337
    1.750%, 05/25/23..................................... EUR  1,700    2,112,337
Sanofi
    0.500%, 03/21/23..................................... EUR  6,600    7,647,804
Total Capital International SA
    2.875%, 02/17/22.....................................      1,128    1,132,433
    2.125%, 03/15/23..................................... EUR  1,600    1,967,856
    0.250%, 07/12/23..................................... EUR    900    1,029,041
Unedic Asseo
    0.875%, 10/25/22..................................... EUR  1,800    2,132,311
    2.250%, 04/05/23..................................... EUR    100      125,223
                                                                      -----------
TOTAL FRANCE.............................................              35,987,911
                                                                      -----------
GERMANY -- (8.8%)
FMS Wertmanagement
    1.125%, 09/07/23..................................... GBP    800    1,041,032
Kreditanstalt fuer Wiederaufbau
    2.125%, 08/15/23..................................... EUR  2,800    3,530,494
    0.000%, 09/15/23..................................... EUR  3,964    4,555,314
    0.125%, 11/07/23..................................... EUR  1,250    1,444,098
Landeskreditbank Baden-Wuerttemberg Foerderbank
    0.875%, 03/07/22..................................... GBP    100      129,669
Landwirtschaftliche Rentenbank
    0.050%, 06/12/23..................................... EUR  3,900    4,486,642
NRW Bank
    0.000%, 11/11/22..................................... EUR    500      573,929
    0.125%, 03/10/23..................................... EUR  2,500    2,884,008
    0.125%, 07/07/23..................................... EUR  6,250    7,199,867
State of North Rhine-Westphalia Germany
    0.000%, 12/05/22..................................... EUR  4,080    4,687,558
    0.375%, 02/16/23..................................... EUR  1,350    1,572,849
                                                                      -----------
TOTAL GERMANY............................................              32,105,460
                                                                      -----------
LUXEMBOURG -- (3.3%)
European Financial Stability Facility
    0.500%, 01/20/23..................................... EUR    700      821,553
    0.125%, 10/17/23..................................... EUR  6,000    6,914,867
    0.200%, 01/17/24..................................... EUR  2,000    2,307,540
Nestle Finance International, Ltd.
    1.750%, 09/12/22..................................... EUR    500      607,653
Novartis Finance SA
    0.500%, 08/14/23..................................... EUR  1,000    1,160,482
                                                                      -----------
TOTAL LUXEMBOURG.........................................              11,812,095
                                                                      -----------
NETHERLANDS -- (7.0%)
Bank Nederlandse Gemeenten NV
    1.000%, 06/17/22..................................... GBP  2,000    2,598,370
    0.250%, 02/22/23..................................... EUR    600      695,370
    0.050%, 07/11/23..................................... EUR  6,333    7,260,398
Cooperatieve Rabobank UA
    2.750%, 01/10/22.....................................      1,300    1,287,644
    4.750%, 06/06/22..................................... EUR    300      394,635
    0.500%, 12/06/22..................................... EUR  2,213    2,563,539
Nederlandse Waterschapsbank NV
    0.125%, 09/25/23..................................... EUR    200      229,809
Roche Finance Europe BV
    0.500%, 02/27/23..................................... EUR    800      932,556
Shell International Finance BV
    1.750%, 09/12/21.....................................      4,000    3,900,244
    1.250%, 03/15/22..................................... EUR  2,292    2,714,374
    1.000%, 04/06/22..................................... EUR  1,600    1,879,921
    2.375%, 08/21/22.....................................      1,000      986,769
                                                                      -----------
TOTAL NETHERLANDS........................................              25,443,629
                                                                      -----------
NEW ZEALAND -- (0.2%)
ASB Finance, Ltd.
    0.500%, 06/10/22..................................... EUR    700      799,246
                                                                      -----------
NORWAY -- (3.7%)
Equinor ASA
    3.150%, 01/23/22.....................................        300      304,092
    0.875%, 02/17/23..................................... EUR  2,250    2,631,615
Kommunalbanken A.S.
    1.125%, 11/30/22..................................... GBP    150      195,334
Norway Government Bond
W   2.000%, 05/24/23..................................... NOK 85,000   10,355,468
                                                                      -----------
TOTAL NORWAY.............................................              13,486,509
                                                                      -----------
SINGAPORE -- (0.6%)
Temasek Financial I, Ltd.
    0.500%, 03/01/22..................................... EUR  1,970    2,277,816
                                                                      -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.2%)
Asian Development Bank
    0.200%, 05/25/23..................................... EUR  5,700    6,603,108
Council Of Europe Development Bank
    0.375%, 10/27/22..................................... EUR    150      175,118
    0.125%, 05/25/23..................................... EUR  2,885    3,331,704
European Investment Bank
    0.050%, 12/15/23..................................... EUR    400      460,724

VA GLOBAL BOND PORTFOLIO
CONTINUED


                                                                 FACE
                                                                AMOUNT^    VALUE+
                                                                ------- ------------
                                                                 (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
      2.125%, 01/15/24..................................... EUR  2,000  $  2,536,662
European Stability Mechanism
      0.100%, 07/31/23..................................... EUR  8,197     9,444,093
                                                                        ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS...............               22,551,409
                                                                        ------------
SWEDEN -- (8.4%)
Kommuninvest I Sverige AB
      0.250%, 06/01/22..................................... SEK 65,000     7,181,159
      0.750%, 02/22/23..................................... SEK 31,000     3,469,982
Skandinaviska Enskilda Banken AB
      1.250%, 08/05/22..................................... GBP    100       129,424
Svensk Exportkredit AB
      1.375%, 12/15/22..................................... GBP  4,150     5,455,803
Svenska Handelsbanken AB
      0.250%, 02/28/22..................................... EUR    934     1,067,460
      1.125%, 12/14/22..................................... EUR  2,700     3,174,880
Sweden Government Bond
      3.500%, 06/01/22..................................... SEK 39,000     4,849,881
W     1.500%, 11/13/23..................................... SEK 44,000     5,231,090
                                                                        ------------
TOTAL SWEDEN...............................................               30,559,679
                                                                        ------------
UNITED KINGDOM -- (0.1%)
Transport for London
      2.250%, 08/09/22..................................... GBP    333       447,855
                                                                        ------------
UNITED STATES -- (12.8%)
3M Co.
      0.375%, 02/15/22..................................... EUR  1,500     1,726,857
Apple, Inc.
      2.250%, 02/23/21.....................................      1,891     1,876,235
      2.500%, 02/09/22.....................................      1,700     1,689,352
      2.300%, 05/11/22.....................................      1,500     1,479,621
      1.000%, 11/10/22..................................... EUR  2,550     3,017,289
Berkshire Hathaway, Inc.
      0.750%, 03/16/23..................................... EUR    200       231,998
Chevron Corp.
      2.411%, 03/03/22.....................................        500       495,622
      2.498%, 03/03/22.....................................      3,500     3,480,541
Cisco Systems, Inc.
      2.200%, 02/28/21.....................................      1,000       990,234
Coca-Cola Co. (The)
      3.300%, 09/01/21.....................................        250       253,816
      2.200%, 05/25/22.....................................        210       206,528
      1.125%, 09/22/22..................................... EUR  1,740     2,061,534
      0.750%, 03/09/23..................................... EUR  4,800     5,596,394
Johnson & Johnson
      2.250%, 03/03/22.....................................      1,200     1,181,140
Merck & Co., Inc.
      2.350%, 02/10/22.....................................      2,500     2,476,276
Microsoft Corp.
      2.400%, 02/06/22.....................................      3,621     3,604,925
Novartis Capital Corp.
      2.400%, 09/21/22.....................................      1,355     1,332,747
Oracle Corp.
      1.900%, 09/15/21.....................................      3,500     3,426,283
      2.500%, 05/15/22.....................................      2,250     2,223,406
Pfizer, Inc.
      2.200%, 12/15/21.....................................      2,000     1,971,177
      0.250%, 03/06/22..................................... EUR  1,550     1,775,714
Procter & Gamble Co. (The)
      2.150%, 08/11/22.....................................      1,474     1,450,653
      2.000%, 08/16/22..................................... EUR    100       122,059
Toyota Motor Credit Corp.
      2.750%, 05/17/21.....................................      2,000     1,996,438
      2.600%, 01/11/22.....................................      1,218     1,208,666
      0.750%, 07/21/22..................................... EUR    100       116,313
      2.375%, 02/01/23..................................... EUR     43        53,129
Walmart, Inc.
      1.900%, 04/08/22..................................... EUR    500       602,815
                                                                        ------------
TOTAL UNITED STATES........................................               46,647,762
                                                                        ------------
TOTAL BONDS................................................              362,824,052
                                                                        ------------

                                                                SHARES
                                                                -------
SECURITIES LENDING COLLATERAL -- (0.1%)
@(S)  DFA Short Term Investment Fund.......................     34,565       399,947
                                                                        ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $369,408,308)^^....................................             $363,223,999
                                                                        ============

As of January 31, 2019, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                               UNREALIZED
                                                                                FOREIGN
                                                                                EXCHANGE
                                                                  SETTLEMENT  APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD         COUNTERPARTY             DATE    (DEPRECIATION)
------------------    -------------- ---------------------------- ---------- --------------
SEK       537,680     USD     59,655 Citibank, N.A.                04/17/19     $   113
USD     9,355,629     DKK 60,101,035 State Street Bank and Trust   04/11/19      84,985
USD    34,060,705     EUR 29,501,231 Citibank, N.A.                04/12/19      96,956

VA GLOBAL BOND PORTFOLIO
CONTINUED


                                                                                UNREALIZED
                                                                                 FOREIGN
                                                                                 EXCHANGE
                                                                   SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD         COUNTERPARTY             DATE    (DEPRECIATION)
-------------------   --------------- ---------------------------- ---------- --------------
USD    21,248,237     SEK 189,619,568 Bank of America Corp.         04/17/19   $   170,468
                                                                               -----------
TOTAL APPRECIATION                                                             $   352,522
USD    15,634,850     GBP  12,149,781 Citibank, N.A.                02/13/19   $  (308,135)
USD     1,471,398     CAD   1,963,203 Citibank, N.A.                02/15/19       (23,203)
USD    10,384,376     NOK  88,678,727 UBS AG                        02/15/19      (135,624)
USD    26,188,011     CAD  34,674,477 Citibank, N.A.                02/15/19      (209,922)
USD    26,944,375     CAD  35,720,077 Royal Bank of Scotland        02/15/19      (249,581)
USD     3,299,143     EUR   2,882,561 Citibank, N.A.                04/03/19       (16,916)
USD     1,206,202     EUR   1,054,340 Citibank, N.A.                04/12/19        (7,623)
USD    70,757,565     EUR  61,709,841 State Street Bank and Trust   04/12/19      (286,845)
USD       211,478     EUR     183,842 Citibank, N.A.                04/17/19          (262)
USD     2,552,048     EUR   2,216,329 Citibank, N.A.                04/17/19          (611)
USD    70,790,929     EUR  61,631,867 State Street Bank and Trust   04/17/19      (193,633)
                                                                               -----------
TOTAL (DEPRECIATION)                                                           $(1,432,355)
                                                                               -----------
TOTAL APPRECIATION
(DEPRECIATION)                                                                 $(1,079,833)
                                                                               ===========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -------------------------------------------
                                         LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                         ------- ------------  ------- ------------
Bonds
   Australia............................   --    $ 16,503,988    --    $ 16,503,988
   Austria..............................   --      12,891,820    --      12,891,820
   Belgium..............................   --       3,236,689    --       3,236,689
   Canada...............................   --      77,531,393    --      77,531,393
   Denmark..............................   --      15,717,318    --      15,717,318
   Finland..............................   --      14,823,473    --      14,823,473
   France...............................   --      35,987,911    --      35,987,911
   Germany..............................   --      32,105,460    --      32,105,460
   Luxembourg...........................   --      11,812,095    --      11,812,095
   Netherlands..........................   --      25,443,629    --      25,443,629
   New Zealand..........................   --         799,246    --         799,246
   Norway...............................   --      13,486,509    --      13,486,509
   Singapore............................   --       2,277,816    --       2,277,816
   Supranational Organization
     Obligations........................   --      22,551,409    --      22,551,409
   Sweden...............................   --      30,559,679    --      30,559,679
   United Kingdom.......................   --         447,855    --         447,855
   United States........................   --      46,647,762    --      46,647,762
Securities Lending Collateral...........   --         399,947    --         399,947
Forward Currency Contracts**............   --      (1,079,833)   --      (1,079,833)
                                           --    ------------    --    ------------
TOTAL...................................   --    $362,144,166    --    $362,144,166
                                           ==    ============    ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                 VIT INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                      FACE
                                                   AMOUNT(+/-)    VALUE+
                                                   ----------- ------------
                                                      (000)
                                                   -----------
U.S. TREASURY OBLIGATIONS -- (99.8%)
Treasury Inflation Protected Security
   0.250%, 01/15/25...............................    11,090   $ 11,496,256
   2.375%, 01/15/25...............................     2,615      3,837,921
   0.375%, 07/15/25...............................     7,420      7,744,533
   0.625%, 01/15/26...............................    13,050     13,736,578
   2.000%, 01/15/26...............................     7,440     10,257,060
   0.125%, 07/15/26...............................    10,350     10,429,367
   0.375%, 01/15/27...............................    15,250     15,438,519
   2.375%, 01/15/27...............................     6,125      8,607,344
   0.375%, 07/15/27...............................    13,300     13,308,518
   0.500%, 01/15/28...............................       270        269,106
   1.750%, 01/15/28...............................     5,830      7,595,009
   3.625%, 04/15/28...............................     4,192      8,160,631
   2.500%, 01/15/29...............................     4,650      6,343,576
   3.875%, 04/15/29...............................     3,040      6,046,835
   3.375%, 04/15/32...............................     1,420      2,652,207
                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS...................              125,923,460
                                                               ------------

                                                     SHARES
                                                   -----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   State Street Institutional U.S. Government
     Money Market Fund 2.320%.....................   191,319        191,319
                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $128,014,902)^^.....................................   $126,114,779
                                                               ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------
                               LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                               --------   ------------ ------- ------------
U.S. Treasury Obligations.....       --   $125,923,460   --    $125,923,460
Temporary Cash Investments.... $191,319             --   --         191,319
                               --------   ------------   --    ------------

TOTAL......................... $191,319   $125,923,460   --    $126,114,779
                               ========   ============   ==    ============

                  DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                    SHARES        VALUE+
                                                   ---------   ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc................. 1,840,396   $ 38,133,006
Investment in International Core Equity Portfolio
  of DFA Investment Dimensions Group Inc.......... 1,246,979     15,761,819
Investment in VA Global Bond Portfolio of DFA
  Investment Dimensions Group Inc................. 1,466,604     15,238,013
Investment in DFA Selectively Hedged Global Fixed
  Income Portfolio of DFA Investment Dimensions
  Group Inc....................................... 1,614,551     15,225,218
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.................   604,440     13,533,419
Investment in Emerging Markets Core Equity
  Portfolio of DFA Investment Dimensions Group Inc   295,300      6,148,135
Investment in DFA Two-Year Global Fixed Income
  Portfolio of DFA Investment Dimensions Group Inc   613,507      6,061,446
Investment in VA Short-Term Fixed Portfolio of
  DFA Investment Dimensions Group Inc.............   593,655      6,061,218
Investment in VA U.S. Large Value Portfolio of
  DFA Investment Dimensions Group Inc.............   107,756      2,636,785
Investment in DFA Real Estate Securities
  Portfolio of DFA Investment Dimensions Group Inc    59,174      2,152,766
Investment in VA International Value Portfolio of
  DFA Investment Dimensions Group Inc.............   146,024      1,724,542
                                                               ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
  COMPANIES (Cost $106,731,099)...................             $122,676,367
                                                               ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money
  Market Fund, 2.320% (Cost $96,919)..............    96,919         96,919
                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $106,828,018)^^...........................             $122,773,286
                                                               ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------
                                 LEVEL 1      LEVEL 2 LEVEL 3    TOTAL
                               ------------   ------- ------- ------------
Affiliated Investment
  Companies................... $122,676,367     --      --    $122,676,367
Temporary Cash Investments....       96,919     --      --          96,919
                               ------------     --      --    ------------
TOTAL......................... $122,773,286     --      --    $122,773,286
                               ============     ==      ==    ============

                        U.S. LARGE CAP GROWTH PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                           SHARES      VALUE+
                                                          --------- ------------
COMMON STOCKS -- (97.6%)
COMMUNICATION SERVICES -- (7.4%)
    CBS Corp., Class A...................................       700 $     34,832
    CBS Corp., Class B...................................   207,858   10,280,657
*   Facebook, Inc., Class A..............................   265,347   44,230,691
    Interpublic Group of Cos., Inc. (The)................   169,089    3,846,775
#*  Live Nation Entertainment, Inc.......................    26,999    1,444,717
#   Omnicom Group, Inc...................................   170,135   13,250,114
    Verizon Communications, Inc.......................... 1,325,940   73,006,256
*   Zayo Group Holdings, Inc.............................    86,196    2,366,080
                                                                    ------------
TOTAL COMMUNICATION SERVICES.............................            148,460,122
                                                                    ------------
CONSUMER DISCRETIONARY -- (17.4%)
*   Amazon.com, Inc......................................    46,338   79,642,511
    Aptiv P.L.C..........................................   103,990    8,228,729
    Best Buy Co., Inc....................................   210,885   12,492,827
*   Booking Holdings, Inc................................    10,409   19,077,719
*   Bright Horizons Family Solutions, Inc................     1,338      154,927
*   Burlington Stores, Inc...............................    24,191    4,153,837
    Darden Restaurants, Inc..............................    49,578    5,202,220
    Dollar General Corp..................................     6,735      777,421
#   Dunkin' Brands Group, Inc............................     8,433      576,733
*   eBay, Inc............................................    95,492    3,213,306
#*  Garrett Motion, Inc..................................    10,845      173,195
#   Hanesbrands, Inc.....................................   183,373    2,748,761
#   Hasbro, Inc..........................................     3,717      336,611
    Hilton Worldwide Holdings, Inc.......................    46,233    3,443,434
    Home Depot, Inc. (The)...............................   322,959   59,272,665
    Las Vegas Sands Corp.................................    88,290    5,152,604
#   Leggett & Platt, Inc.................................    46,052    1,886,290
    Lowe's Cos., Inc.....................................   198,581   19,095,549
*   Lululemon Athletica, Inc.............................    16,356    2,417,580
    Marriott International, Inc., Class A................    59,484    6,812,702
    McDonald's Corp......................................    15,927    2,847,429
    NIKE, Inc., Class B..................................   198,856   16,282,329
#   Nordstrom, Inc.......................................    92,238    4,280,766
*   NVR, Inc.............................................     1,490    3,963,400
*   O'Reilly Automotive, Inc.............................    27,325    9,417,834
#   Polaris Industries, Inc..............................    26,916    2,257,714
    Pool Corp............................................    16,700    2,503,497
    Ross Stores, Inc.....................................    67,351    6,204,374
    Service Corp. International..........................    76,015    3,262,564
    Six Flags Entertainment Corp.........................     1,644      101,254
    Starbucks Corp.......................................   343,683   23,418,560
    TJX Cos., Inc. (The).................................   283,918   14,119,242
    Tractor Supply Co....................................    61,121    5,219,733
*   Ulta Salon Cosmetics & Fragrance, Inc................    32,015    9,345,819
    VF Corp..............................................    44,167    3,717,536
    Wyndham Destinations, Inc............................    47,661    2,008,435
#   Wynn Resorts, Ltd....................................    46,158    5,677,896
    Yum! Brands, Inc.....................................    12,200    1,146,556
                                                                    ------------
TOTAL CONSUMER DISCRETIONARY.............................            350,634,559
                                                                    ------------
CONSUMER STAPLES -- (8.3%)
    Altria Group, Inc....................................   571,172   28,187,338

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER STAPLES -- (Continued)
    Brown-Forman Corp., Class A..........................  15,971 $    751,116
    Brown-Forman Corp., Class B..........................  95,497    4,512,233
#   Campbell Soup Co..................................... 184,859    6,549,554
    Church & Dwight Co., Inc.............................  76,735    4,957,848
#   Clorox Co. (The).....................................  46,081    6,837,499
    Coca-Cola Co. (The).................................. 369,603   17,788,992
    Costco Wholesale Corp................................  88,801   19,059,359
    Estee Lauder Cos., Inc. (The), Class A...............  20,997    2,864,411
#*  Herbalife Nutrition, Ltd.............................  68,088    4,064,854
    Hershey Co. (The)....................................  57,200    6,068,920
    Kellogg Co...........................................  64,591    3,811,515
#   Keurig Dr Pepper, Inc................................  95,618    2,602,722
    Kimberly-Clark Corp..................................  67,976    7,571,167
*   Monster Beverage Corp................................   6,853      392,266
    PepsiCo, Inc......................................... 392,163   44,185,005
    Sysco Corp...........................................  92,369    5,897,761
                                                                  ------------
TOTAL CONSUMER STAPLES...................................          166,102,560
                                                                  ------------
FINANCIALS -- (3.0%)
    American Express Co..................................  98,177   10,082,778
    Aon P.L.C............................................  25,320    3,955,744
#*  Credit Acceptance Corp...............................   3,718    1,479,838
#   Eaton Vance Corp.....................................  35,202    1,355,981
    Erie Indemnity Co., Class A..........................   8,653    1,266,626
#   FactSet Research Systems, Inc........................  14,855    3,247,749
    Interactive Brokers Group, Inc., Class A.............  29,997    1,511,849
    Lazard, Ltd., Class A................................  40,060    1,593,987
    LPL Financial Holdings, Inc..........................  43,359    3,051,173
    MarketAxess Holdings, Inc............................   7,981    1,714,079
    Marsh & McLennan Cos., Inc...........................  96,020    8,468,004
#   Moody's Corp.........................................  25,192    3,993,184
    MSCI, Inc............................................  40,997    6,980,559
    S&P Global, Inc......................................  53,669   10,285,664
    SEI Investments Co...................................  23,421    1,113,434
                                                                  ------------
TOTAL FINANCIALS.........................................           60,100,649
                                                                  ------------
HEALTH CARE -- (16.1%)
    AbbVie, Inc.......................................... 397,183   31,889,823
*   Align Technology, Inc................................   3,902      971,403
    AmerisourceBergen Corp...............................  69,303    5,777,791
    Amgen, Inc........................................... 210,219   39,334,077
*   Biogen, Inc..........................................  41,834   13,963,353
    Bristol-Myers Squibb Co.............................. 173,329    8,557,253
*   Celgene Corp......................................... 153,887   13,612,844
*   Charles River Laboratories International, Inc........     350       43,116
*   Edwards Lifesciences Corp............................  28,618    4,877,080
    Eli Lilly & Co....................................... 134,150   16,079,219
    Encompass Health Corp................................  34,371    2,297,358
*   Exelixis, Inc........................................  48,196    1,135,980
    Gilead Sciences, Inc................................. 250,702   17,551,647
*   IDEXX Laboratories, Inc..............................  30,716    6,535,750
    Johnson & Johnson.................................... 512,655   68,224,127
    Merck & Co., Inc..................................... 282,964   21,061,010
*   Mettler-Toledo International, Inc....................  11,185    7,137,820
*   Regeneron Pharmaceuticals, Inc.......................   7,864    3,375,779
    ResMed, Inc..........................................   9,887      940,946
    Stryker Corp.........................................  20,694    3,674,634
    UnitedHealth Group, Inc.............................. 172,635   46,645,977

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
HEALTH CARE -- (Continued)
*   Varian Medical Systems, Inc..........................   8,548 $  1,128,592
*   Waters Corp..........................................   3,456      799,096
    Zoetis, Inc..........................................  98,882    8,519,673
                                                                  ------------
TOTAL HEALTH CARE........................................          324,134,348
                                                                  ------------
INDUSTRIALS -- (17.6%)
    3M Co................................................ 154,326   30,911,498
    Allegion P.L.C.......................................  34,897    2,996,256
    Allison Transmission Holdings, Inc...................  75,770    3,687,726
#   American Airlines Group, Inc......................... 243,965    8,726,628
    Boeing Co. (The)..................................... 141,193   54,446,845
#   BWX Technologies, Inc................................   7,871      365,372
    Caterpillar, Inc..................................... 142,468   18,971,039
    CH Robinson Worldwide, Inc...........................  74,267    6,444,148
    Cintas Corp..........................................  23,873    4,476,426
*   Copart, Inc..........................................  69,303    3,508,811
    Deere & Co...........................................  58,254    9,553,656
#   Donaldson Co., Inc...................................  39,208    1,853,754
    Dover Corp...........................................   1,219      107,065
    Emerson Electric Co.................................. 109,897    7,194,957
    Expeditors International of Washington, Inc..........  49,897    3,457,862
#   Fastenal Co.......................................... 119,268    7,210,943
    General Dynamics Corp................................  39,564    6,772,170
    Graco, Inc...........................................  26,482    1,147,465
    Harris Corp..........................................  47,686    7,304,541
*   HD Supply Holdings, Inc..............................  52,387    2,197,111
    HEICO Corp...........................................   7,983      674,563
    HEICO Corp., Class A.................................     338       23,670
    Honeywell International, Inc......................... 119,434   17,154,305
    Hubbell, Inc.........................................   6,680      730,324
    Huntington Ingalls Industries, Inc...................  22,157    4,574,313
    Illinois Tool Works, Inc.............................  61,099    8,389,504
    JB Hunt Transport Services, Inc......................  58,126    6,221,807
    KAR Auction Services, Inc............................  35,354    1,838,761
    Lennox International, Inc............................  15,817    3,626,522
    Lincoln Electric Holdings, Inc.......................  18,914    1,634,926
    Lockheed Martin Corp.................................  62,391   18,074,049
    Masco Corp........................................... 101,751    3,297,750
    Nordson Corp.........................................  16,965    2,199,343
    Northrop Grumman Corp................................  30,714    8,463,243
    Old Dominion Freight Line, Inc.......................  11,318    1,538,456
    Raytheon Co..........................................  37,281    6,142,417
    Robert Half International, Inc.......................  47,308    3,048,054
    Rockwell Automation, Inc.............................  48,305    8,188,664
#   Rollins, Inc.........................................  58,104    2,163,793
    Spirit AeroSystems Holdings, Inc., Class A...........  48,089    4,010,623
    Toro Co. (The).......................................  31,222    1,857,709
    TransUnion...........................................  28,265    1,719,077
    Union Pacific Corp................................... 125,887   20,024,845
    United Parcel Service, Inc., Class B................. 172,462   18,177,495
*   United Rentals, Inc..................................   1,734      217,201
*   Verisk Analytics, Inc................................  34,309    4,028,220
*   WABCO Holdings, Inc..................................  17,367    1,983,832
    Waste Management, Inc................................ 122,177   11,688,674
#   WW Grainger, Inc.....................................  34,552   10,206,315
                                                                  ------------
TOTAL INDUSTRIALS........................................          353,232,728
                                                                  ------------

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
INFORMATION TECHNOLOGY -- (25.4%)
    Accenture P.L.C., Class A............................ 137,689 $ 21,142,146
*   Adobe, Inc...........................................   2,488      616,576
#*  Advanced Micro Devices, Inc.......................... 106,709    2,604,767
    Alliance Data Systems Corp...........................  35,549    6,313,147
    Amphenol Corp., Class A..............................  46,782    4,113,074
    Apple, Inc........................................... 457,023   76,066,908
    Applied Materials, Inc............................... 267,546   10,455,698
    Automatic Data Processing, Inc....................... 103,500   14,473,440
    Booz Allen Hamilton Holding Corp.....................  52,858    2,596,914
    Broadridge Financial Solutions, Inc..................  47,631    4,802,634
*   Cadence Design Systems, Inc..........................  59,936    2,878,726
    CDK Global, Inc......................................  54,686    2,674,692
    CDW Corp.............................................  96,150    8,006,411
    Citrix Systems, Inc..................................  61,695    6,326,205
*   F5 Networks, Inc.....................................  21,073    3,391,699
*   Fair Isaac Corp......................................   2,315      521,338
*   Fiserv, Inc..........................................  83,007    6,883,771
*   FleetCor Technologies, Inc...........................  12,120    2,445,937
    International Business Machines Corp................. 333,334   44,806,756
    Intuit, Inc..........................................  53,565   11,560,398
    Jack Henry & Associates, Inc.........................  22,260    2,972,823
    KLA-Tencor Corp......................................  72,485    7,724,727
    Mastercard, Inc., Class A............................ 257,840   54,437,759
    Maxim Integrated Products, Inc.......................  72,441    3,931,373
    Microsoft Corp....................................... 734,095   76,661,645
    NetApp, Inc.......................................... 116,979    7,459,751
    NVIDIA Corp..........................................  59,105    8,496,344
    Oracle Corp.......................................... 422,541   21,224,234
    Paychex, Inc.........................................  62,724    4,440,859
#*  Paycom Software, Inc.................................  12,464    1,847,663
    QUALCOMM, Inc........................................ 284,087   14,067,988
*   Red Hat, Inc.........................................  13,431    2,388,569
    Sabre Corp........................................... 119,882    2,754,888
    Seagate Technology P.L.C............................. 182,925    8,099,919
    Texas Instruments, Inc............................... 194,650   19,597,362
    Total System Services, Inc...........................  56,267    5,042,086
#   Ubiquiti Networks, Inc...............................  12,800    1,385,088
#   Visa, Inc., Class A.................................. 180,459   24,363,770
#   Western Union Co. (The).............................. 223,401    4,077,068
    Xilinx, Inc..........................................  26,913    3,012,641
*   Zebra Technologies Corp., Class A....................  22,471    3,900,966
                                                                  ------------
TOTAL INFORMATION TECHNOLOGY.............................          510,568,760
                                                                  ------------
MATERIALS -- (2.4%)
    Avery Dennison Corp..................................  45,525    4,755,086
*   Axalta Coating Systems, Ltd..........................  67,727    1,735,166
    Ball Corp............................................   8,537      446,314
*   Berry Global Group, Inc..............................  63,348    3,119,889
    Celanese Corp........................................  27,982    2,679,556
    Chemours Co. (The)...................................  89,255    3,190,866
#*  Crown Holdings, Inc..................................  48,968    2,497,368
    Ecolab, Inc..........................................  28,738    4,545,490
    International Flavors & Fragrances, Inc..............   8,536    1,210,234
#   NewMarket Corp.......................................   3,727    1,494,862
    Packaging Corp. of America...........................  44,296    4,177,999
    PPG Industries, Inc..................................  49,802    5,251,123
    RPM International, Inc...............................  27,048    1,546,064
#   Sealed Air Corp......................................  72,492    2,863,434
    Sherwin-Williams Co. (The)...........................  15,249    6,427,759

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                             SHARES       VALUE+
                                                            --------- --------------
MATERIALS -- (Continued)
      Southern Copper Corp.................................    16,394 $      551,166
#     WR Grace & Co........................................    18,777      1,333,355
                                                                      --------------
TOTAL MATERIALS............................................               47,825,731
                                                                      --------------
TOTAL COMMON STOCKS........................................            1,961,059,457
                                                                      --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money
        Market Fund 2.320%................................. 3,423,875      3,423,875
                                                                      --------------
SECURITIES LENDING COLLATERAL -- (2.3%)
@(S)  DFA Short Term Investment Fund....................... 3,947,623     45,677,941
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,553,951,670)^^..................................           $2,010,161,273
                                                                      ==============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------------
                                  LEVEL 1         LEVEL 2   LEVEL 3     TOTAL
                               --------------   ----------- ------- --------------
Common Stocks
   Communication Services..... $  148,460,122            --   --    $  148,460,122
   Consumer Discretionary.....    350,634,559            --   --       350,634,559
   Consumer Staples...........    166,102,560            --   --       166,102,560
   Financials.................     60,100,649            --   --        60,100,649
   Health Care................    324,134,348            --   --       324,134,348
   Industrials................    353,232,728            --   --       353,232,728
   Information Technology.....    510,568,760            --   --       510,568,760
   Materials..................     47,825,731            --   --        47,825,731
Temporary Cash Investments....      3,423,875            --   --         3,423,875
Securities Lending
  Collateral..................             --   $45,677,941   --        45,677,941
                               --------------   -----------   --    --------------
TOTAL......................... $1,964,483,332   $45,677,941   --    $2,010,161,273
                               ==============   ===========   ==    ==============

                        U.S. SMALL CAP GROWTH PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- -----------
COMMON STOCKS -- (84.8%)
COMMUNICATION SERVICES -- (3.6%)
#*  AMC Networks, Inc., Class A..........................  34,682 $ 2,182,885
*   Boingo Wireless, Inc.................................  40,010     965,041
    Cable One, Inc.......................................   3,744   3,310,969
#*  Central European Media Enterprises, Ltd., Class A....  31,277      94,144
#   Cinemark Holdings, Inc...............................  47,833   1,957,326
    Cogent Communications Holdings, Inc..................   7,753     375,633
#*  GCI Liberty, Inc., Class A...........................  14,576     741,918
    IDT Corp., Class B...................................  26,129     187,606
*   IMAX Corp............................................  50,213   1,042,924
    John Wiley & Sons, Inc., Class A.....................  30,420   1,575,148
*   Liberty Media Corp.-Liberty Braves, Class A..........   1,195      32,432
*   Liberty Media Corp.-Liberty Braves, Class C..........   2,830      76,297
*   Liberty TripAdvisor Holdings, Inc., Class A..........  64,087   1,067,689
    Marcus Corp. (The)...................................  10,412     464,063
#*  McClatchy Co. (The), Class A.........................   2,700      15,795
#   Meredith Corp........................................  12,752     692,051
#   Nexstar Media Group, Inc., Class A...................  16,455   1,373,499
*   ORBCOMM, Inc.........................................  21,043     171,290
*   QuinStreet, Inc......................................  38,688     736,620
*   Rosetta Stone, Inc...................................  16,736     253,718
    Shenandoah Telecommunications Co.....................  46,373   2,208,746
#*  TechTarget, Inc......................................  25,753     373,419
    TEGNA, Inc...........................................  62,145     729,582
#*  Travelzoo............................................  11,851     145,767
*   Vonage Holdings Corp................................. 170,655   1,554,667
#   World Wrestling Entertainment, Inc., Class A.........     383      31,536
#*  Yelp, Inc............................................  52,354   1,906,733
                                                                  -----------
TOTAL COMMUNICATION SERVICES.............................          24,267,498
                                                                  -----------
CONSUMER DISCRETIONARY -- (15.4%)
*   1-800-Flowers.com, Inc., Class A.....................  29,108     464,273
    American Eagle Outfitters, Inc....................... 100,147   2,115,105
#*  Asbury Automotive Group, Inc.........................  17,239   1,217,935
#*  At Home Group, Inc...................................  46,204   1,018,336
*   Belmond, Ltd., Class A...............................  76,004   1,894,020
#   Big Lots, Inc........................................  31,161     982,818
#   BJ's Restaurants, Inc................................  19,137     953,597
    Bloomin' Brands, Inc.................................  84,186   1,551,548
*   Boot Barn Holdings, Inc..............................  21,622     506,603
    Callaway Golf Co.....................................  71,315   1,161,721
#   Camping World Holdings, Inc., Class A................  11,326     160,603
*   Career Education Corp................................  63,218     816,144
#*  Carrols Restaurant Group, Inc........................  30,455     262,827
    Carter's, Inc........................................  20,227   1,676,818
*   Cavco Industries, Inc................................   8,870   1,474,992
#   Cheesecake Factory, Inc. (The).......................  26,614   1,194,436
#   Children's Place, Inc. (The).........................  17,021   1,646,952
#   Churchill Downs, Inc.................................  24,831   2,283,955
#   Collectors Universe, Inc.............................   8,566     115,470
    Core-Mark Holding Co., Inc...........................  32,461     905,013
#   Cracker Barrel Old Country Store, Inc................  16,305   2,727,500
*   Crocs, Inc...........................................  63,482   1,823,203
#   Dave & Buster's Entertainment, Inc...................  34,648   1,782,640
*   Deckers Outdoor Corp.................................  19,962   2,564,119

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
    Delphi Technologies P.L.C............................  53,848 $  964,418
*   Denny's Corp.........................................     885     15,656
#   Dine Brands Global, Inc..............................  12,931    986,247
#*  Dorman Products, Inc.................................  20,206  1,736,706
    DSW, Inc., Class A...................................  15,740    428,915
#*  Duluth Holdings, Inc., Class B.......................  16,116    384,850
    Educational Development Corp.........................   2,000     15,800
*   El Pollo Loco Holdings, Inc..........................  17,015    280,577
#*  Eldorado Resorts, Inc................................  46,527  2,169,089
    Extended Stay America, Inc........................... 117,746  2,013,457
*   Five Below, Inc......................................   2,705    334,690
#*  Floor & Decor Holdings, Inc., Class A................  46,588  1,597,502
*   Fox Factory Holding Corp.............................  34,239  2,031,400
*   frontdoor, Inc.......................................  18,500    549,820
#*  Gentherm, Inc........................................  25,235  1,074,002
#*  Groupon, Inc......................................... 405,093  1,527,201
    Guess?, Inc..........................................  24,017    468,572
#*  Habit Restaurants, Inc. (The), Class A...............  10,654    108,884
    Hamilton Beach Brands Holding Co., Class A...........   7,800    203,892
*   Helen of Troy, Ltd...................................  16,004  1,857,104
*   Hilton Grand Vacations, Inc..........................  55,614  1,687,329
#*  Installed Building Products, Inc.....................  29,390  1,237,613
#*  iRobot Corp..........................................  19,687  1,767,696
#   Jack in the Box, Inc.................................   9,642    780,520
    Johnson Outdoors, Inc., Class A......................   6,563    411,172
    La-Z-Boy, Inc........................................  25,257    748,112
#   LCI Industries.......................................  18,444  1,520,523
*   Lindblad Expeditions Holdings, Inc...................  35,078    431,109
*   Malibu Boats, Inc., Class A..........................  17,492    709,301
    Marine Products Corp.................................  19,533    277,369
*   MasterCraft Boat Holdings, Inc.......................  17,343    378,598
#   Monro, Inc...........................................  27,457  1,967,569
*   Murphy USA, Inc......................................  19,472  1,432,166
    Nathan's Famous, Inc.................................     430     29,025
#*  National Vision Holdings, Inc........................  46,039  1,462,199
*   Noodles & Co.........................................   3,878     27,922
    Nutrisystem, Inc.....................................  26,478  1,149,410
#*  Ollie's Bargain Outlet Holdings, Inc.................   6,431    502,711
#   Oxford Industries, Inc...............................  14,802  1,133,537
#   Papa John's International, Inc.......................  21,140    894,011
#   PetMed Express, Inc..................................  16,552    391,951
*   Planet Fitness, Inc., Class A........................   4,958    287,167
*   Potbelly Corp........................................  18,092    156,858
#*  Quotient Technology Inc..............................   8,371     83,710
    Red Rock Resorts, Inc., Class A......................  46,369  1,176,845
*   RH...................................................  12,643  1,717,804
#   RTW RetailWinds, Inc.................................  26,553     82,314
    Ruth's Hospitality Group, Inc........................  28,302    653,776
#*  SeaWorld Entertainment, Inc..........................  57,620  1,501,001
#*  Shake Shack, Inc., Class A...........................  19,449    928,884
#*  Shutterfly, Inc......................................  25,445  1,169,452
#   Shutterstock, Inc....................................  29,511  1,180,735
#   Skyline Champion Corp................................  36,905    666,504
#*  Sleep Number Corp....................................  35,744  1,286,784
#*  Sotheby's............................................  33,490  1,352,661
#*  Sportsman's Warehouse Holdings, Inc..................  28,414    146,048
#*  Stamps.com, Inc......................................  13,378  2,489,378
    Standard Motor Products, Inc.........................  15,152    744,872
    Steven Madden, Ltd...................................  53,196  1,736,849

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER DISCRETIONARY -- (Continued)
*   Stoneridge, Inc......................................  24,061 $    628,233
    Strategic Education, Inc.............................   7,355      804,637
#   Sturm Ruger & Co., Inc...............................     246       13,402
    Tailored Brands, Inc.................................  45,259      571,621
#*  Tempur Sealy International, Inc......................  38,024    2,016,032
#   Texas Roadhouse, Inc.................................  42,904    2,610,279
    Tile Shop Holdings, Inc..............................  25,520      193,697
    Tilly's, Inc., Class A...............................  15,098      182,837
    Tupperware Brands Corp...............................  35,905      979,129
#*  Urban Outfitters, Inc................................  58,462    1,888,323
#*  Visteon Corp.........................................  21,328    1,639,910
#   Wendy's Co. (The).................................... 171,167    2,964,612
#   Williams-Sonoma, Inc.................................   3,570      194,315
    Winmark Corp.........................................   1,577      243,094
    Wolverine World Wide, Inc............................  63,634    2,183,282
*   ZAGG, Inc............................................  26,459      296,870
                                                                  ------------
TOTAL CONSUMER DISCRETIONARY.............................          103,761,168
                                                                  ------------
CONSUMER STAPLES -- (5.5%)
#*  Boston Beer Co., Inc. (The), Class A.................   6,710    1,671,864
#   Calavo Growers, Inc..................................  16,140    1,313,150
#   Cal-Maine Foods, Inc.................................   3,251      137,127
    Casey's General Stores, Inc..........................  19,176    2,467,568
#*  Central Garden & Pet Co..............................  10,073      394,962
*   Central Garden & Pet Co., Class A....................  32,501    1,157,686
#*  Chefs' Warehouse, Inc. (The).........................  22,488      722,315
#   Coca-Cola Bottling Co. Consolidated..................   5,267    1,136,619
#*  Craft Brew Alliance, Inc.............................  13,187      217,058
#   Energizer Holdings, Inc..............................  42,016    1,991,558
#   Flowers Foods, Inc................................... 116,931    2,298,863
    Inter Parfums, Inc...................................  27,260    1,811,700
    J&J Snack Foods Corp.................................  10,138    1,564,800
#   John B. Sanfilippo & Son, Inc........................   7,212      492,219
    Lancaster Colony Corp................................  11,806    1,877,980
    Medifast, Inc........................................  10,946    1,392,769
#   MGP Ingredients, Inc.................................  16,893    1,212,748
#   National Beverage Corp...............................   5,537      464,222
*   Natural Grocers by Vitamin Cottage, Inc..............   1,689       23,072
    Nu Skin Enterprises, Inc., Class A...................  40,138    2,635,060
*   Performance Food Group Co............................  61,499    2,100,806
#   PriceSmart, Inc......................................  19,759    1,210,239
    Rocky Mountain Chocolate Factory, Inc................   2,500       21,500
*   Simply Good Foods Co. (The)..........................  39,803      787,701
#*  Sprouts Farmers Market, Inc..........................  88,641    2,125,611
#   Tootsie Roll Industries, Inc.........................   5,212      180,596
#   Turning Point Brands, Inc............................  14,622      517,765
    United-Guardian, Inc.................................   2,424       48,262
*   USANA Health Sciences, Inc...........................  19,354    2,266,353
#   Vector Group, Ltd....................................  24,904      273,944
#   WD-40 Co.............................................  12,289    2,233,526
                                                                  ------------
TOTAL CONSUMER STAPLES...................................           36,749,643
                                                                  ------------
ENERGY -- (1.8%)
*   Abraxas Petroleum Corp...............................  90,390      107,564
*   Apergy Corp..........................................  46,071    1,548,907
#   Arch Coal, Inc., Class A.............................  16,275    1,434,316
*   Cactus, Inc., Class A................................  12,483      409,692
#   Core Laboratories NV.................................  20,058    1,353,113

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
ENERGY -- (Continued)
    CVR Energy, Inc......................................  44,532 $ 1,787,960
    Evolution Petroleum Corp.............................  27,422     204,842
#*  ION Geophysical Corp.................................  13,494     121,041
#*  Jagged Peak Energy, Inc..............................  20,482     215,676
*   Keane Group, Inc.....................................  45,881     462,481
#*  Kosmos Energy, Ltd................................... 255,803   1,312,269
#*  Northern Oil and Gas, Inc............................ 110,349     279,183
    Panhandle Oil and Gas, Inc., Class A.................   9,614     153,824
*   Penn Virginia Corp...................................  13,764     722,059
#*  ProPetro Holding Corp................................  68,019   1,111,431
*   RigNet, Inc..........................................     645       8,617
#   RPC, Inc.............................................  67,793     731,487
#   Solaris Oilfield Infrastructure, Inc., Class A.......  15,934     239,647
*   Superior Drilling Products, Inc......................   2,300       4,255
#*  Weatherford International P.L.C...................... 216,256     140,220
                                                                  -----------
TOTAL ENERGY.............................................          12,348,584
                                                                  -----------
FINANCIALS -- (6.1%)
    AMERISAFE, Inc.......................................  13,218     785,281
    Artisan Partners Asset Management, Inc., Class A.....  35,160     819,931
#   Bank of Hawaii Corp..................................  27,282   2,109,717
    Bank of NT Butterfield & Son, Ltd. (The).............  37,314   1,307,856
    BrightSphere Investment Group P.L.C..................  99,097   1,225,830
    City Holding Co......................................   6,825     489,216
#   Cohen & Steers, Inc..................................  42,525   1,600,216
    Crawford & Co., Class A..............................   5,478      52,424
    Crawford & Co., Class B..............................  13,730     132,495
    Diamond Hill Investment Group, Inc...................   3,048     472,440
*   Donnelley Financial Solutions, Inc...................  29,063     425,482
*   Enova International, Inc.............................  20,470     471,834
    Evercore, Inc., Class A..............................  29,655   2,652,640
#   Farmers & Merchants Bancorp, Inc.....................     387      12,202
#   Federated Investors, Inc., Class B...................  71,251   1,861,789
#   First Financial Bankshares, Inc......................  32,210   1,968,031
    FirstCash, Inc.......................................  22,703   1,871,408
    Glacier Bancorp, Inc.................................  40,668   1,715,376
#   Greenhill & Co., Inc.................................  14,800     370,888
#   Hamilton Lane, Inc., Class A.........................  16,124     584,818
#*  Health Insurance Innovations, Inc., Class A..........     747      28,640
    Hingham Institution for Savings......................      68      12,573
    Houlihan Lokey, Inc..................................  21,077     932,447
    Independent Bank Corp................................   9,380     748,336
    Interactive Brokers Group, Inc., Class A.............   8,342     420,437
#   Kinsale Capital Group, Inc...........................  17,674   1,025,092
    Lakeland Financial Corp..............................  20,833     938,110
#*  LendingTree, Inc.....................................   7,132   2,113,497
    Moelis & Co., Class A................................  30,025   1,313,594
    Morningstar, Inc.....................................   3,636     451,409
#   Pennymac Financial Services, Inc.....................  23,299     481,823
    People's Utah Bancorp................................   1,857      54,596
    Preferred Bank.......................................  13,935     648,814
    Primerica, Inc.......................................  26,071   2,929,598
    Pzena Investment Management, Inc., Class A...........  14,278     125,075
#   RLI Corp.............................................  27,728   1,830,325
    Selective Insurance Group, Inc.......................   6,063     369,358
#   ServisFirst Bancshares, Inc..........................  38,854   1,311,323
    Silvercrest Asset Management Group, Inc., Class A....   5,400      71,928
    Stock Yards Bancorp, Inc.............................  13,882     479,901
    Universal Insurance Holdings, Inc....................  26,602   1,003,427

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
#   Virtu Financial, Inc., Class A.......................  24,991 $   638,520
    Washington Trust Bancorp, Inc........................   4,335     225,593
#   Westamerica Bancorporation...........................  18,394   1,152,568
    Westwood Holdings Group, Inc.........................   7,571     277,250
#   WisdomTree Investments, Inc.......................... 137,933     924,151
                                                                  -----------
TOTAL FINANCIALS.........................................          41,438,259
                                                                  -----------
HEALTH CARE -- (10.2%)
*   Accuray, Inc.........................................  69,148     304,251
*   Addus HomeCare Corp..................................   9,695     583,154
*   Amedisys, Inc........................................  26,239   3,441,507
*   AMN Healthcare Services, Inc.........................  39,555   2,562,768
#*  ANI Pharmaceuticals, Inc.............................   9,723     522,514
    Atrion Corp..........................................   1,695   1,264,199
*   BioSpecifics Technologies Corp.......................   5,544     360,249
#*  BioTelemetry, Inc....................................  26,598   1,910,268
#*  Cambrex Corp.........................................  27,761   1,211,768
    Cantel Medical Corp..................................  25,876   2,106,824
#*  Capital Senior Living Corp...........................  24,250     169,022
#*  Champions Oncology, Inc..............................   1,690      20,669
    Chemed Corp..........................................   3,830   1,141,110
*   ChemoCentryx, Inc....................................  33,221     406,625
*   Civitas Solutions, Inc...............................  24,426     433,073
    CONMED Corp..........................................  26,539   1,867,019
#*  Corcept Therapeutics, Inc............................  97,131   1,085,925
*   CorVel Corp..........................................  16,378   1,023,134
*   CryoLife, Inc........................................  25,416     709,361
*   Cutera, Inc..........................................   6,772      97,246
#*  Eagle Pharmaceuticals, Inc...........................  13,585     574,102
*   Emergent BioSolutions, Inc...........................  29,902   1,865,586
*   Enanta Pharmaceuticals, Inc..........................  14,936   1,186,366
    Ensign Group, Inc. (The).............................  44,747   1,949,627
*   Haemonetics Corp.....................................   7,171     709,284
*   Halozyme Therapeutics, Inc...........................  81,603   1,320,336
    HealthStream, Inc....................................  25,588     643,794
#*  Heska Corp...........................................   6,218     613,095
*   HMS Holdings Corp....................................  71,218   2,135,828
*   Horizon Pharma P.L.C.................................  64,636   1,389,028
*   Integer Holdings Corp................................  10,198     825,936
#*  IntriCon Corp........................................   5,016     130,015
*   iRadimed Corp........................................   1,300      35,646
*   Lantheus Holdings, Inc...............................  33,547     564,260
#   LeMaitre Vascular, Inc...............................  17,777     423,804
#*  LHC Group, Inc.......................................  11,628   1,229,428
#*  Ligand Pharmaceuticals, Inc..........................  10,555   1,246,545
#   Luminex Corp.........................................  33,704     940,005
*   Medpace Holdings, Inc................................  26,695   1,719,158
    Meridian Bioscience, Inc.............................  37,815     619,788
#*  Merit Medical Systems, Inc...........................  35,217   1,990,817
#*  Myriad Genetics, Inc.................................  42,311   1,192,747
    National Research Corp...............................  20,581     822,828
#*  Natus Medical, Inc...................................  23,187     782,329
#*  NeoGenomics, Inc.....................................  58,566     973,367
*   NextGen Healthcare, Inc..............................  53,141     939,533
#*  NuVasive, Inc........................................  30,525   1,530,523
#*  Omnicell, Inc........................................  35,241   2,295,246
*   OraSure Technologies, Inc............................  52,272     671,695
*   Orthofix Medical, Inc................................  16,104     871,387
    Phibro Animal Health Corp., Class A..................  18,177     567,486

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
HEALTH CARE -- (Continued)
*   Providence Service Corp. (The).......................  11,333 $   726,899
    Psychemedics Corp....................................   5,287      95,959
*   Quidel Corp..........................................  27,128   1,574,238
*   R1 RCM, Inc..........................................  71,316     579,086
*   RadNet, Inc..........................................  42,589     581,340
*   REGENXBIO, Inc.......................................  20,505     901,400
#*  Repligen Corp........................................  20,897   1,191,338
*   Select Medical Holdings Corp.........................  79,051   1,234,777
#   Simulations Plus, Inc................................  14,330     275,996
#*  Supernus Pharmaceuticals, Inc........................  41,410   1,578,963
*   Surmodics, Inc.......................................   5,180     296,659
*   Tenet Healthcare Corp................................  55,972   1,230,824
#*  Tivity Health, Inc...................................  39,176     872,058
    US Physical Therapy, Inc.............................  11,256   1,191,898
#   Utah Medical Products, Inc...........................   3,164     297,226
#*  Varex Imaging Corp...................................  26,464     753,959
#*  Wright Medical Group NV..............................  54,784   1,634,755
                                                                  -----------
TOTAL HEALTH CARE........................................          68,997,650
                                                                  -----------
INDUSTRIALS -- (21.6%)
#   AAON, Inc............................................  47,553   1,756,608
#   Actuant Corp., Class A...............................   7,880     180,373
*   Advanced Disposal Services, Inc......................   8,994     226,649
    Advanced Drainage Systems, Inc.......................  48,581   1,238,815
#*  Aerojet Rocketdyne Holdings, Inc.....................  63,214   2,495,057
#*  Aerovironment, Inc...................................  20,380   1,582,711
*   Air Transport Services Group, Inc....................  53,252   1,264,735
    Alamo Group, Inc.....................................   9,392     808,933
    Albany International Corp., Class A..................  25,391   1,743,346
#   Allegiant Travel Co..................................  10,320   1,341,600
    Allied Motion Technologies, Inc......................   8,223     346,682
    Altra Industrial Motion Corp.........................  44,241   1,354,217
    Applied Industrial Technologies, Inc.................  23,028   1,358,882
    Armstrong World Industries, Inc......................  35,939   2,445,290
*   ASGN, Inc............................................  28,246   1,779,216
*   Astronics Corp.......................................  19,751     605,763
#*  Astronics Corp., Class B.............................   4,890     150,367
*   Atkore International Group, Inc......................  44,980   1,043,086
#*  Avis Budget Group, Inc...............................  51,510   1,372,226
#*  Axon Enterprise, Inc.................................  19,987   1,019,537
    Barnes Group, Inc....................................  27,246   1,609,694
    Barrett Business Services, Inc.......................   6,441     403,529
    BG Staffing, Inc.....................................   5,921     152,584
    Brady Corp., Class A.................................  32,340   1,445,921
#   Brink's Co. (The)....................................  36,750   2,721,337
*   Builders FirstSource, Inc............................  93,710   1,238,846
*   Casella Waste Systems, Inc., Class A.................   2,102      63,312
*   Chart Industries, Inc................................  24,210   1,808,487
#*  Cimpress NV..........................................  21,398   1,779,672
*   Clean Harbors, Inc...................................  34,541   2,045,173
    Comfort Systems USA, Inc.............................  31,989   1,534,512
*   Commercial Vehicle Group, Inc........................  25,381     189,596
*   Continental Building Products, Inc...................  31,414     827,445
#   Covanta Holding Corp................................. 117,491   1,891,605
*   CSW Industrials, Inc.................................  11,903     614,790
    Cubic Corp...........................................  24,667   1,585,348
    Deluxe Corp..........................................  24,920   1,170,492
    DMC Global, Inc......................................   9,200     317,584
    Douglas Dynamics, Inc................................  19,283     682,618

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INDUSTRIALS -- (Continued)
*   DXP Enterprises, Inc.................................   3,550 $  116,830
*   Dycom Industries, Inc................................  19,575  1,136,329
    EnerSys..............................................  25,623  2,184,617
    ESCO Technologies, Inc...............................   5,514    359,017
#*  Evoqua Water Technologies Corp.......................  44,622    482,364
    Exponent, Inc........................................  43,404  2,168,464
    Federal Signal Corp..................................  50,940  1,119,661
    Forrester Research, Inc..............................  15,783    708,814
    Forward Air Corp.....................................  24,961  1,460,967
*   Franklin Covey Co....................................   7,246    176,513
    Franklin Electric Co., Inc...........................  33,375  1,594,657
*   Generac Holdings, Inc................................  42,879  2,269,585
    Global Brass & Copper Holdings, Inc..................  18,679    564,853
    Gorman-Rupp Co. (The)................................  15,682    541,813
    H&E Equipment Services, Inc..........................  33,873    906,780
*   Harsco Corp..........................................  73,510  1,565,763
#   Healthcare Services Group, Inc.......................  48,594  2,119,670
#   Heartland Express, Inc...............................  70,475  1,410,205
    Heidrick & Struggles International, Inc..............  12,956    428,196
*   Heritage-Crystal Clean, Inc..........................   5,583    142,925
    Herman Miller, Inc...................................  50,185  1,717,833
    Hillenbrand, Inc.....................................  37,893  1,606,663
    HNI Corp.............................................  36,722  1,427,384
*   Huron Consulting Group, Inc..........................   2,900    140,215
    Insperity, Inc.......................................  32,282  3,443,844
    Interface, Inc.......................................  52,864    867,498
#*  JELD-WEN Holding, Inc................................  53,660    957,294
    John Bean Technologies Corp..........................  22,094  1,755,147
    Kadant, Inc..........................................   9,300    793,290
    Kaman Corp...........................................  23,597  1,395,055
    Kennametal, Inc......................................  48,572  1,825,336
    Kforce, Inc..........................................  23,859    782,814
    Kimball International, Inc., Class B.................  29,929    422,897
    Knoll, Inc...........................................  40,673    819,968
    Korn/Ferry International.............................  34,000  1,550,400
    Landstar System, Inc.................................  26,555  2,697,457
*   Lawson Products, Inc.................................   2,965     87,764
#   Lindsay Corp.........................................   8,804    756,087
*   Masonite International Corp..........................  22,570  1,291,004
#*  MasTec, Inc..........................................  43,331  1,923,030
    Matson, Inc..........................................  35,531  1,190,644
    McGrath RentCorp.....................................  20,505  1,033,452
#*  Mercury Systems, Inc.................................  28,219  1,654,480
*   Meritor, Inc.........................................  79,744  1,649,106
    Moog, Inc., Class A..................................   3,970    355,196
    MSA Safety, Inc......................................  20,772  2,080,939
    Mueller Industries, Inc..............................  41,766  1,082,157
    Mueller Water Products, Inc., Class A................ 132,517  1,309,268
#   National Presto Industries, Inc......................   1,366    163,401
*   NV5 Global, Inc......................................   9,433    667,573
#   Omega Flex, Inc......................................   7,995    506,083
*   PAM Transportation Services, Inc.....................     315     15,482
*   Patrick Industries, Inc..............................  21,276    848,912
*   PGT Innovations, Inc.................................  45,539    757,769
    Pitney Bowes, Inc.................................... 162,269  1,169,967
    Primoris Services Corp...............................   9,865    196,807
*   Proto Labs, Inc......................................  10,647  1,321,825
*   Radiant Logistics, Inc...............................  10,500     51,870
    Raven Industries, Inc................................  34,737  1,284,922

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------ ------------
INDUSTRIALS -- (Continued)
*   RBC Bearings, Inc.................................... 15,069 $  2,100,920
*   Rexnord Corp......................................... 41,472    1,084,493
*   Saia, Inc............................................ 21,405    1,283,658
    Simpson Manufacturing Co., Inc....................... 27,563    1,691,817
#*  SiteOne Landscape Supply, Inc........................ 28,688    1,529,070
*   SP Plus Corp......................................... 16,218      536,816
*   SPX Corp............................................. 35,857    1,066,746
    Standex International Corp........................... 10,452      779,510
    Steelcase, Inc., Class A............................. 56,805      937,282
*   Sterling Construction Co., Inc....................... 20,237      267,938
#   Sun Hydraulics Corp.................................. 25,573      905,796
    Systemax, Inc........................................ 35,656      832,211
    Tennant Co........................................... 14,857      872,552
#   Terex Corp........................................... 44,901    1,378,910
    Tetra Tech, Inc...................................... 34,375    1,897,156
*   Thermon Group Holdings, Inc..........................  1,523       35,120
    Timken Co. (The)..................................... 35,990    1,532,814
#*  TPI Composites, Inc.................................. 27,892      844,291
*   Trex Co., Inc........................................ 43,388    3,026,747
*   TriMas Corp..........................................  7,973      231,137
*   TriNet Group, Inc.................................... 53,003    2,420,117
#*  Univar, Inc.......................................... 83,954    1,748,762
    Universal Logistics Holdings, Inc.................... 18,905      385,284
    US Ecology, Inc...................................... 18,141    1,155,037
*   USA Truck, Inc.......................................  6,439      115,001
    Valmont Industries, Inc.............................. 13,422    1,731,438
    Viad Corp............................................ 15,641      824,281
#*  WageWorks, Inc....................................... 27,585      870,307
    Watts Water Technologies, Inc., Class A.............. 14,321    1,072,213
#*  Welbilt, Inc......................................... 96,250    1,349,425
*   Willdan Group, Inc...................................  7,915      266,340
                                                                 ------------
TOTAL INDUSTRIALS........................................         146,028,683
                                                                 ------------
INFORMATION TECHNOLOGY -- (14.0%)
*   ACI Worldwide, Inc................................... 79,915    2,362,287
*   Advanced Energy Industries, Inc...................... 27,497    1,410,321
*   Agilysys, Inc........................................ 13,160      232,932
#*  Alarm.com Holdings, Inc.............................. 41,106    2,586,801
#*  Ambarella, Inc....................................... 20,128      764,864
    American Software, Inc., Class A..................... 23,428      259,114
*   Appfolio, Inc., Class A.............................. 15,117      957,057
#*  Arlo Technologies, Inc............................... 30,201      217,145
    Badger Meter, Inc.................................... 25,263    1,333,634
    Blackbaud, Inc....................................... 26,742    1,914,727
    Brooks Automation, Inc............................... 63,603    1,979,961
    Cabot Microelectronics Corp.......................... 23,207    2,364,561
*   CalAmp Corp.......................................... 30,637      441,479
#*  Carbonite, Inc....................................... 26,349      754,635
*   Cardtronics P.L.C., Class A.......................... 41,434    1,121,618
    Cass Information Systems, Inc........................ 12,019      590,013
*   Cision, Ltd.......................................... 66,611      825,976
*   Clearfield, Inc......................................  2,337       27,507
#*  Coherent, Inc........................................ 11,329    1,339,088
#*  Control4 Corp........................................ 19,224      381,981
*   CoreLogic, Inc....................................... 49,921    1,812,132
#   CSG Systems International, Inc....................... 28,846    1,043,937
    CTS Corp............................................. 29,855      846,986
#*  Eastman Kodak Co..................................... 24,798       72,162
#   Ebix, Inc............................................ 19,314    1,103,216

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
#*  Ellie Mae, Inc.......................................  21,099 $1,599,304
#*  Endurance International Group Holdings, Inc.......... 124,885  1,011,569
#   Entegris, Inc........................................  66,815  2,208,236
*   ePlus, Inc...........................................  12,212    967,435
*   Euronet Worldwide, Inc...............................   2,567    295,231
    EVERTEC, Inc.........................................  64,564  1,786,486
*   ExlService Holdings, Inc.............................  29,891  1,718,733
*   Fabrinet.............................................  25,487  1,448,681
*   FARO Technologies, Inc...............................   7,009    298,023
*   FormFactor, Inc......................................  38,698    581,244
    GlobalSCAPE, Inc.....................................  14,606     66,603
#*  Globant SA...........................................  20,285  1,371,266
#*  GTT Communications, Inc..............................  25,315    648,064
    Hackett Group, Inc. (The)............................  26,753    481,287
*   IEC Electronics Corp.................................   1,200      8,700
#*  II-VI, Inc...........................................  31,166  1,183,061
#*  Immersion Corp.......................................  22,673    215,167
    InterDigital, Inc....................................  20,429  1,487,436
#*  Internap Corp........................................  16,925     91,564
#*  Itron, Inc...........................................  26,146  1,428,356
#   j2 Global, Inc.......................................  30,589  2,299,069
    KEMET Corp...........................................  50,685    898,138
*   Lattice Semiconductor Corp...........................  72,654    566,701
*   Limelight Networks, Inc..............................  28,565     89,123
#*  LiveRamp Holdings, Inc...............................  29,428  1,278,352
#*  Lumentum Holdings, Inc...............................  37,855  1,851,488
*   Luxoft Holding, Inc..................................  15,995    928,190
*   Manhattan Associates, Inc............................  47,515  2,317,307
    MAXIMUS, Inc.........................................  18,264  1,280,854
#*  MaxLinear, Inc.......................................  54,547  1,070,212
#   Mesa Laboratories, Inc...............................   3,356    760,235
*   MicroStrategy, Inc., Class A.........................   5,618    712,868
    MKS Instruments, Inc.................................   5,210    425,292
    Monotype Imaging Holdings, Inc.......................  17,740    294,484
*   Nanometrics, Inc.....................................  20,191    617,643
*   Napco Security Technologies, Inc.....................  14,504    227,858
#*  NCR Corp.............................................  78,825  2,108,569
#*  NETGEAR, Inc.........................................  15,251    604,092
    NIC, Inc.............................................  57,748    947,067
*   Novanta, Inc.........................................  30,067  2,095,069
#   NVE Corp.............................................   4,037    384,686
*   OneSpan, Inc.........................................   2,738     39,947
*   OSI Systems, Inc.....................................  14,875  1,334,139
#*  PAR Technology Corp..................................   1,586     39,539
#*  Park City Group, Inc.................................   1,240     10,738
    Park Electrochemical Corp............................  14,818    337,554
*   Paylocity Holding Corp...............................  28,430  2,019,383
*   Perficient, Inc......................................  13,783    351,604
*   PFSweb, Inc..........................................  19,156    116,660
*   Pixelworks, Inc......................................  17,112     64,683
    Plantronics, Inc.....................................  28,312  1,098,223
#   Power Integrations, Inc..............................  27,849  1,838,034
*   PRGX Global, Inc.....................................  16,734    153,283
    Progress Software Corp...............................  42,291  1,532,203
*   Rogers Corp..........................................   9,871  1,252,729
    Sapiens International Corp. NV.......................   3,686     44,969
    Science Applications International Corp..............  29,369  1,971,835
*   Semtech Corp.........................................  38,988  1,893,257
*   Silicon Laboratories, Inc............................  26,292  2,011,338

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
#*  SMART Global Holdings, Inc...........................   9,145 $   226,887
#*  SolarEdge Technologies, Inc..........................  32,774   1,435,173
*   SPS Commerce, Inc....................................   1,715     152,052
#*  Trade Desk, Inc. (The), Class A......................   3,260     465,137
    TransAct Technologies, Inc...........................   5,315      55,170
    TTEC Holdings, Inc...................................  38,477   1,286,286
#*  Tucows, Inc., Class A................................     852      62,724
*   Verint Systems, Inc..................................  20,825   1,007,305
    Versum Materials, Inc................................  77,575   2,852,433
*   Viavi Solutions, Inc................................. 130,683   1,453,195
*   Virtusa Corp.........................................  27,968   1,357,007
*   Zix Corp.............................................  47,810     340,407
                                                                  -----------
TOTAL INFORMATION TECHNOLOGY.............................          94,201,771
                                                                  -----------
MATERIALS -- (5.4%)
>>  A Schulman, Inc......................................  28,500      40,826
*   AdvanSix, Inc........................................  24,701     781,540
#*  AK Steel Holding Corp................................ 259,402     765,236
    Balchem Corp.........................................  18,843   1,564,346
    Bemis Co., Inc.......................................  36,937   1,804,003
    Cabot Corp...........................................  37,395   1,753,452
    Chase Corp...........................................   8,846     891,854
#   Compass Minerals International, Inc..................  16,980     887,205
    Eagle Materials, Inc.................................  14,917   1,059,107
*   Ferro Corp...........................................  73,726   1,229,012
#*  GCP Applied Technologies, Inc........................  53,341   1,344,193
    Greif, Inc., Class A.................................     344      13,416
    HB Fuller Co.........................................  20,943   1,034,375
*   Ingevity Corp........................................  29,906   2,813,257
#*  Koppers Holdings, Inc................................  17,007     387,590
    Myers Industries, Inc................................  32,615     530,320
#   Neenah, Inc..........................................  13,844     964,511
*   OMNOVA Solutions, Inc................................  40,005     356,445
#   Owens-Illinois, Inc.................................. 104,362   2,094,545
    PolyOne Corp.........................................  61,792   2,000,207
#   Quaker Chemical Corp.................................   8,492   1,736,274
*   Ryerson Holding Corp.................................  22,882     160,860
#   Scotts Miracle-Gro Co. (The).........................  36,128   2,686,117
#   Sensient Technologies Corp...........................  24,477   1,536,666
    Silgan Holdings, Inc.................................  69,074   1,907,824
    Stepan Co............................................  17,105   1,504,043
    Trinseo SA...........................................  27,759   1,361,579
    Warrior Met Coal, Inc................................  47,164   1,355,022
    Worthington Industries, Inc..........................  44,214   1,668,194
                                                                  -----------
TOTAL MATERIALS..........................................          36,232,019
                                                                  -----------
REAL ESTATE -- (0.8%)
    HFF, Inc., Class A...................................  43,484   1,801,107
#*  Marcus & Millichap, Inc..............................  35,671   1,412,572
    Newmark Group, Inc., Class A.........................  57,502     600,896
    RE/MAX Holdings, Inc., Class A.......................   8,398     350,364
    RMR Group, Inc. (The), Class A.......................  13,876     915,955
                                                                  -----------
TOTAL REAL ESTATE........................................           5,080,894
                                                                  -----------
UTILITIES -- (0.4%)
    New Jersey Resources Corp............................  54,837   2,659,595

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                             SHARES      VALUE+
                                                            --------- ------------
UTILITIES -- (Continued)
      Ormat Technologies, Inc.............................. 5,400     $    311,634
                                                                      ------------
TOTAL UTILITIES............................................              2,971,229
                                                                      ------------
TOTAL COMMON STOCKS........................................            572,077,398
                                                                      ------------
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
      GCI Liberty, Inc..................................... 2,560           62,669
                                                                      ------------
TOTAL INVESTMENT SECURITIES................................            572,140,067
                                                                      ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money
        Market Fund 2.320%................................. 1,334,941    1,334,941
                                                                      ------------
SECURITIES LENDING COLLATERAL -- (15.0%)
@(S)  DFA Short Term Investment Fund....................... 8,763,212  101,399,123
                                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $604,205,765)^^..................................             $674,874,131
                                                                      ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                 LEVEL 1        LEVEL 2    LEVEL 3    TOTAL
                               ------------   ------------ ------- ------------
Common Stocks
   Communication Services..... $ 24,267,498             --   --    $ 24,267,498
   Consumer Discretionary.....  103,761,168             --   --     103,761,168
   Consumer Staples...........   36,749,643             --   --      36,749,643
   Energy.....................   12,348,584             --   --      12,348,584
   Financials.................   41,438,259             --   --      41,438,259
   Health Care................   68,997,650             --   --      68,997,650
   Industrials................  146,028,683             --   --     146,028,683
   Information Technology.....   94,201,771             --   --      94,201,771
   Materials..................   36,191,193   $     40,826   --      36,232,019
   Real Estate................    5,080,894             --   --       5,080,894
   Utilities..................    2,971,229             --   --       2,971,229
Preferred Stocks
   Communication Services.....       62,669             --   --          62,669
Temporary Cash Investments....    1,334,941             --   --       1,334,941
Securities Lending
  Collateral..................           --    101,399,123   --     101,399,123
                               ------------   ------------   --    ------------
TOTAL......................... $573,434,182   $101,439,949   --    $674,874,131
                               ============   ============   ==    ============

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                          SHARES    VALUE>>
                                                          ------- -----------
COMMON STOCKS -- (97.1%)
AUSTRALIA -- (6.4%)
    Adelaide Brighton, Ltd...............................   9,739 $    31,795
    Amcor, Ltd........................................... 147,816   1,467,623
    Aristocrat Leisure, Ltd..............................  72,813   1,309,585
    Beach Energy, Ltd.................................... 112,727     148,289
    BHP Group, Ltd....................................... 146,880   3,750,273
    Brambles, Ltd........................................  84,366     654,591
    Caltex Australia, Ltd................................  29,574     578,048
    CIMIC Group, Ltd.....................................  11,442     373,013
    Coca-Cola Amatil, Ltd................................  46,963     286,825
    Cochlear, Ltd........................................   6,058     856,149
*   Coles Group, Ltd..................................... 110,870   1,008,199
    Computershare, Ltd...................................  46,628     604,048
    CSL, Ltd.............................................  25,277   3,594,239
#   Domino's Pizza Enterprises, Ltd......................   6,605     219,058
    Evolution Mining, Ltd................................  96,290     281,096
    Flight Centre Travel Group, Ltd......................   2,073      65,020
    James Hardie Industries P.L.C........................  29,614     329,846
    Macquarie Group, Ltd.................................   2,955     251,316
    Magellan Financial Group, Ltd........................  11,600     241,661
    Medibank Pvt, Ltd.................................... 178,857     340,979
    Northern Star Resources, Ltd.........................  75,987     485,707
    Orora, Ltd...........................................  66,670     153,629
    Qantas Airways, Ltd.................................. 134,604     533,645
#   Ramsay Health Care, Ltd..............................  15,662     646,844
    REA Group, Ltd.......................................   5,470     302,310
    Reece, Ltd...........................................   7,118      51,471
    Rio Tinto, Ltd.......................................  19,572   1,244,499
    Seek, Ltd............................................  13,064     161,961
    Telstra Corp., Ltd................................... 289,013     655,260
    TPG Telecom, Ltd.....................................  33,380     169,541
    Wesfarmers, Ltd......................................  27,435     643,586
#   WiseTech Global, Ltd.................................   1,784      26,611
    Woolworths Group, Ltd................................  19,717     421,313
                                                                  -----------
TOTAL AUSTRALIA..........................................          21,888,030
                                                                  -----------
AUSTRIA -- (0.1%)
    ANDRITZ AG...........................................   2,842     140,304
    OMV AG...............................................   6,556     325,982
                                                                  -----------
TOTAL AUSTRIA............................................             466,286
                                                                  -----------
BELGIUM -- (1.0%)
    Anheuser-Busch InBev SA/NV...........................  21,337   1,630,216
#   Anheuser-Busch InBev SA/NV, Sponsored ADR............   1,795     137,210
    Colruyt SA...........................................   6,221     446,770
    Proximus SADP........................................  10,665     286,310
    UCB SA...............................................   7,419     642,879
    Umicore SA...........................................   5,353     226,310
                                                                  -----------
TOTAL BELGIUM............................................           3,369,695
                                                                  -----------
CANADA -- (8.6%)
*   Air Canada...........................................   9,313     210,295
    Alimentation Couche-Tard, Inc., Class B..............  21,770   1,182,650
*   B2Gold Corp..........................................  68,548     217,025
*   Bausch Health Cos., Inc..............................  28,200     692,310

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
CANADA -- (Continued)
    BCE, Inc.............................................   7,401 $   321,792
    CAE, Inc.............................................   2,400      50,997
    CAE, Inc.............................................  22,140     470,918
#*  Canada Goose Holdings, Inc...........................   4,694     241,461
    Canadian National Railway Co.........................  34,122   2,849,869
#   Canadian Pacific Railway, Ltd........................   7,120   1,458,888
#   Canadian Tire Corp., Ltd., Class A...................   7,800     887,180
    CCL Industries, Inc., Class B........................  15,900     670,391
*   CGI Group, Inc.......................................   3,494     231,001
    CGI, Inc.............................................   7,689     507,551
    CI Financial Corp....................................  27,461     369,714
    Constellation Software, Inc..........................   2,245   1,675,476
    Dollarama, Inc.......................................  12,000     323,026
#   Empire Co., Ltd., Class A............................   6,800     152,876
    Finning International, Inc...........................  16,115     305,387
    FirstService Corp....................................     900      73,119
    George Weston, Ltd...................................   8,182     594,307
    Gildan Activewear, Inc...............................  14,115     478,216
    IGM Financial, Inc...................................   6,300     161,965
    Inter Pipeline, Ltd..................................  40,563     651,996
#   Keyera Corp..........................................  20,800     441,977
#   Kinder Morgan Canada, Ltd............................     900      10,076
    Kirkland Lake Gold, Ltd..............................  11,400     366,740
    Kirkland Lake Gold, Ltd..............................   3,500     112,595
    Loblaw Cos., Ltd.....................................   8,753     423,877
    Methanex Corp........................................   8,585     468,484
    Metro, Inc...........................................     940      34,170
    National Bank of Canada..............................  11,100     522,075
    Northland Power, Inc.................................  10,923     198,434
    Onex Corp............................................   1,500      84,798
    Open Text Corp.......................................  23,797     848,125
    Parkland Fuel Corp...................................   8,497     243,086
    Quebecor, Inc., Class B..............................  11,766     276,968
    Restaurant Brands International, Inc.................  10,176     637,844
    Ritchie Bros Auctioneers, Inc........................   1,300      46,729
    Rogers Communications, Inc., Class B.................  16,758     906,105
    Royal Bank of Canada.................................  24,730   1,882,488
    Royal Bank of Canada.................................  28,696   2,186,061
#   Saputo, Inc..........................................   8,874     260,152
    Shaw Communications, Inc., Class B...................  48,973     995,621
#*  Spin Master Corp.....................................   3,300     104,504
    TFI International, Inc...............................  10,433     307,126
#   Thomson Reuters Corp.................................  10,296     538,893
    Toromont Industries, Ltd.............................   5,400     239,968
    Toronto-Dominion Bank (The)..........................  22,600   1,272,803
    TransCanada Corp.....................................     989      42,052
    Vermilion Energy, Inc................................   7,679     188,519
    Waste Connections, Inc...............................   2,211     184,793
    West Fraser Timber Co., Ltd..........................   8,900     530,159
#   WSP Global, Inc......................................   5,200     266,896
                                                                  -----------
TOTAL CANADA.............................................          29,400,528
                                                                  -----------
DENMARK -- (1.5%)
    Coloplast A.S., Class B..............................   4,807     439,116
    Novo Nordisk A.S., Class B........................... 102,185   4,789,010
                                                                  -----------
TOTAL DENMARK............................................           5,228,126
                                                                  -----------

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
FINLAND -- (1.0%)
    Elisa Oyj............................................  14,486 $   606,059
    Kesko Oyj, Class A...................................   1,990     105,413
    Kesko Oyj, Class B...................................   3,277     188,567
    Kone Oyj, Class B....................................  22,674   1,102,480
    Neste Oyj............................................   8,795     805,799
    Nokia Oyj............................................  15,073      95,226
    Sampo Oyj, Class A...................................   2,542     116,463
    Wartsila Oyj Abp.....................................  21,884     357,336
                                                                  -----------
TOTAL FINLAND............................................           3,377,343
                                                                  -----------
FRANCE -- (9.6%)
    Aeroports de Paris...................................   2,049     391,975
    Air Liquide SA.......................................  16,093   1,953,682
    Airbus SE............................................  31,797   3,664,921
    Atos SE..............................................   7,632     695,884
    BioMerieux...........................................   2,137     150,887
    Bureau Veritas SA....................................  29,618     657,991
    Danone SA............................................  24,525   1,784,727
    Dassault Systemes SE.................................   1,571     196,896
    Eiffage SA...........................................  10,437     977,803
    EssilorLuxottica SA..................................   7,058     894,101
#   Eurofins Scientific SE...............................   1,300     522,454
    Getlink SE...........................................  15,008     219,488
    Hermes International.................................   1,697   1,016,995
    Iliad SA.............................................   3,774     432,095
    Imerys SA............................................     226      11,907
    Ipsen SA.............................................   4,253     535,182
    Kering SA............................................   4,017   2,014,616
    Legrand SA...........................................  29,926   1,773,009
    L'Oreal SA...........................................     794     191,374
    LVMH Moet Hennessy Louis Vuitton SE..................  14,620   4,690,099
    Publicis Groupe SA...................................  15,737     960,900
    Safran SA............................................   9,439   1,240,182
    Sartorius Stedim Biotech.............................   1,822     200,831
    SEB SA...............................................   3,483     534,079
#   Sodexo SA............................................  13,016   1,354,981
    STMicroelectronics NV................................  65,628   1,047,032
    Teleperformance......................................   3,874     666,719
    Thales SA............................................  10,890   1,204,318
*   Ubisoft Entertainment SA.............................   9,348     829,602
    Vinci SA.............................................  24,893   2,190,345
                                                                  -----------
TOTAL FRANCE.............................................          33,005,075
                                                                  -----------
GERMANY -- (7.2%)
    Adidas AG............................................   6,314   1,502,360
    Axel Springer SE.....................................   3,916     239,770
    BASF SE..............................................  33,823   2,477,793
    Beiersdorf AG........................................   1,498     149,953
    Brenntag AG..........................................   6,657     315,193
    Continental AG.......................................     864     136,543
    Covestro AG..........................................   2,788     154,064
    Deutsche Boerse AG...................................  10,336   1,376,217
    Deutsche Post AG.....................................  54,713   1,616,009
    Deutsche Telekom AG.................................. 184,681   3,003,071
    E.ON SE.............................................. 245,532   2,729,426
    Fielmann AG..........................................   2,346     159,283
    Fresenius Medical Care AG & Co. KGaA.................  11,686     859,507
    Fresenius SE & Co. KGaA..............................  12,967     672,338

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
GERMANY -- (Continued)
    Fuchs Petrolub SE....................................   2,255 $    99,017
    Hella GmbH & Co KGaA.................................   3,527     160,435
    Henkel AG & Co. KGaA.................................     502      46,014
    Hochtief AG..........................................   1,462     218,667
    Hugo Boss AG.........................................   2,124     152,291
    Infineon Technologies AG............................. 103,486   2,301,887
    KION Group AG........................................   8,120     468,837
    Lanxess AG...........................................   5,967     328,430
    Merck KGaA...........................................   3,731     391,752
    METRO AG.............................................   1,390      23,523
    MTU Aero Engines AG..................................   3,372     727,145
    Puma SE..............................................     114      63,538
    Puma SE..............................................      45      25,058
    Rational AG..........................................     319     200,109
    RTL Group SA.........................................   3,826     209,275
    SAP SE, Sponsored ADR................................   4,410     456,082
    SAP SE...............................................   9,414     973,456
    Symrise AG...........................................   6,377     529,680
    Thyssenkrupp AG......................................  27,442     487,701
    United Internet AG...................................   8,307     329,590
    Wirecard AG..........................................   6,553   1,086,604
                                                                  -----------
TOTAL GERMANY............................................          24,670,618
                                                                  -----------
HONG KONG -- (3.0%)
    AIA Group, Ltd....................................... 344,800   3,113,374
#   ASM Pacific Technology, Ltd..........................  43,200     465,449
#   Chow Tai Fook Jewellery Group, Ltd...................  43,800      39,117
    Galaxy Entertainment Group, Ltd......................  91,000     633,600
    Hang Seng Bank, Ltd..................................  24,000     552,165
    Hong Kong Exchanges & Clearing, Ltd..................  67,020   2,096,996
#   MGM China Holdings, Ltd.............................. 122,400     237,660
    NagaCorp., Ltd.......................................  86,000     106,094
    Prada SpA............................................  34,500     114,176
    Samsonite International SA........................... 153,000     455,024
    Sands China, Ltd..................................... 134,800     646,679
    Techtronic Industries Co., Ltd....................... 141,000     823,094
    Vitasoy International Holdings, Ltd..................  88,000     358,001
    VTech Holdings, Ltd..................................   4,800      45,850
    Wynn Macau, Ltd...................................... 187,600     460,509
    Xinyi Glass Holdings, Ltd............................  56,000      68,210
                                                                  -----------
TOTAL HONG KONG..........................................          10,215,998
                                                                  -----------
IRELAND -- (0.5%)
    Glanbia P.L.C........................................   4,384      83,776
    Kerry Group P.L.C., Class A..........................   4,666     476,438
    Kingspan Group P.L.C.................................   9,478     387,639
    Smurfit Kappa Group P.L.C............................  19,498     562,239
                                                                  -----------
TOTAL IRELAND............................................           1,510,092
                                                                  -----------
ISRAEL -- (0.4%)
    Azrieli Group, Ltd...................................   2,051     109,196
    Bezeq The Israeli Telecommunication Corp., Ltd....... 220,558     176,904
    Delek Group, Ltd.....................................     440      76,780
#   Elbit Systems, Ltd...................................   1,308     160,923
    Israel Chemicals, Ltd................................  56,794     329,637
    Mizrahi Tefahot Bank, Ltd............................     511       9,506
#*  Nice, Ltd., Sponsored ADR............................   2,506     275,535
    Strauss Group, Ltd...................................   4,186     101,689

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
ISRAEL -- (Continued)
*   Teva Pharmaceutical Industries, Ltd., Sponsored ADR..   7,017 $  139,287
*   Tower Semiconductor, Ltd.............................   4,828     71,889
                                                                  ----------
TOTAL ISRAEL.............................................          1,451,346
                                                                  ----------
ITALY -- (2.0%)
    A2A SpA..............................................  93,245    170,137
    Atlantia SpA.........................................   7,597    179,814
    CNH Industrial NV....................................  91,330    897,658
    Enel SpA............................................. 240,095  1,451,114
    Eni SpA..............................................   4,168     70,672
    Ferrari NV...........................................   5,441    677,484
#   Ferrari NV...........................................   6,686    844,442
*   Fiat Chrysler Automobiles NV.........................  36,538    625,234
*   Fiat Chrysler Automobiles NV.........................  29,848    513,684
    FinecoBank Banca Fineco SpA..........................  31,048    337,615
    Moncler SpA..........................................  14,382    541,261
    Poste Italiane SpA...................................  11,336     97,622
    Recordati SpA........................................   4,396    159,295
    Snam SpA.............................................  67,285    321,308
                                                                  ----------
TOTAL ITALY..............................................          6,887,340
                                                                  ----------
JAPAN -- (21.5%)
    ABC-Mart, Inc........................................   1,200     68,943
    Acom Co., Ltd........................................  34,400    120,599
    Advantest Corp.......................................  19,800    453,153
    Aeon Co., Ltd........................................  27,000    549,511
    Aeon Delight Co., Ltd................................     500     18,566
    Ain Holdings, Inc....................................   2,300    168,394
    Ajinomoto Co., Inc...................................  24,300    420,746
    Alps Alpine Co., Ltd.................................  26,900    567,069
    Asahi Group Holdings, Ltd............................  16,800    703,743
    Asahi Intecc Co., Ltd................................  10,100    439,573
    Astellas Pharma, Inc.................................  87,900  1,304,280
    Bandai Namco Holdings, Inc...........................   9,100    402,008
    Benefit One, Inc.....................................   3,700    125,236
    Bic Camera, Inc......................................   4,700     55,264
    Calbee, Inc..........................................   4,100    132,028
    Canon, Inc...........................................  29,000    834,046
    Capcom Co., Ltd......................................   3,500     75,338
    Casio Computer Co., Ltd..............................  14,900    198,163
    Colowide Co., Ltd....................................   5,600    121,699
    Cosmos Pharmaceutical Corp...........................     800    153,157
#   CyberAgent, Inc......................................  10,800    349,806
    Daifuku Co., Ltd.....................................   6,151    309,124
    Daiichikosho Co., Ltd................................   4,500    212,581
    Daikin Industries, Ltd...............................  10,200  1,104,060
    Daito Trust Construction Co., Ltd....................   5,300    736,128
    Daiwa House Industry Co., Ltd........................  26,700    865,650
    Disco Corp...........................................   1,900    282,065
    DMG Mori Co., Ltd....................................  10,400    141,571
    Don Quijote Holdings Co., Ltd........................   4,700    273,310
    Eisai Co., Ltd.......................................     600     46,588
    en-japan, Inc........................................   3,000    112,832
    Fast Retailing Co., Ltd..............................   3,000  1,376,719
    FP Corp..............................................   1,000     56,812
    Fuji Electric Co., Ltd...............................   9,600    296,687
    Fuji Oil Holdings, Inc...............................   1,300     41,017
    Fuji Seal International, Inc.........................   2,900     96,341

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Fujitsu General, Ltd.................................   3,200 $   41,179
    GMO internet, Inc....................................   6,700     90,529
    GMO Payment Gateway, Inc.............................   2,600    134,584
    Goldwin, Inc.........................................     600     59,091
*   GungHo Online Entertainment, Inc.....................  41,400     97,751
    Hakuhodo DY Holdings, Inc............................  12,800    196,989
    Hamamatsu Photonics KK...............................   2,800    100,256
#   Harmonic Drive Systems, Inc..........................     800     28,108
    Hikari Tsushin, Inc..................................   1,100    176,312
    HIS Co., Ltd.........................................   1,300     49,159
    Hitachi Transport System, Ltd........................   3,000     83,779
    Horiba, Ltd..........................................     200      9,845
    Hoshizaki Corp.......................................   1,700    120,722
    Hoya Corp............................................  15,300    887,971
    Hulic Co., Ltd.......................................  15,000    138,411
    Ichigo, Inc..........................................  22,400     77,459
    IHI Corp.............................................  20,500    649,268
    Isuzu Motors, Ltd....................................  17,200    255,856
    Ito En, Ltd..........................................   5,300    236,437
    Itochu Techno-Solutions Corp.........................   5,700    118,884
    Izumi Co., Ltd.......................................   4,200    211,780
    Japan Exchange Group, Inc............................  55,800    982,564
    Japan Tobacco, Inc...................................  52,100  1,318,949
    Kakaku.com, Inc......................................  15,300    268,604
    Kaken Pharmaceutical Co., Ltd........................   2,400    113,379
    Kao Corp.............................................  24,800  1,753,319
    KDDI Corp............................................ 118,300  2,955,681
    Keihan Holdings Co., Ltd.............................   6,000    247,422
    Kewpie Corp..........................................   5,300    120,457
    Keyence Corp.........................................   1,600    823,384
    Kirin Holdings Co., Ltd..............................  17,400    415,405
    Kobe Bussan Co., Ltd.................................   2,200     68,328
    Koito Manufacturing Co., Ltd.........................  14,200    855,176
    Komatsu, Ltd.........................................  33,900    892,659
    Konami Holdings Corp.................................   5,300    243,413
    Kose Corp............................................   3,200    469,752
    Kubota Corp..........................................   3,600     57,075
    Kusuri no Aoki Holdings Co., Ltd.....................   1,300     86,268
    Kyoritsu Maintenance Co., Ltd........................     400     18,270
    Kyudenko Corp........................................   3,400    122,234
    Lawson, Inc..........................................   6,600    406,835
    Lion Corp............................................   6,000    125,046
    M3, Inc..............................................  46,700    675,888
    Maruha Nichiro Corp..................................   3,300    112,502
    Matsumotokiyoshi Holdings Co., Ltd...................   3,800    117,390
    McDonald's Holdings Co. Japan, Ltd...................   1,000     44,259
    MEIJI Holdings Co., Ltd..............................   5,700    440,753
    Minebea Mitsumi, Inc.................................  58,800    967,205
    MISUMI Group, Inc....................................  10,200    233,468
    MonotaRO Co., Ltd....................................  14,700    313,889
    Morinaga & Co., Ltd..................................   2,900    119,200
    Murata Manufacturing Co., Ltd........................   5,800    871,252
*   Nexon Co., Ltd.......................................  11,400    173,434
    Nichirei Corp........................................   4,800    130,153
    Nidec Corp...........................................   3,600    432,929
    Nifco, Inc...........................................   9,200    223,920
    Nihon M&A Center, Inc................................  14,000    350,962
    Nihon Unisys, Ltd....................................   7,000    167,328
    Nippon Gas Co., Ltd..................................   2,100     77,256

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Nissan Chemical Corp.................................   7,700 $  409,401
    Nitori Holdings Co., Ltd.............................   1,800    234,395
    Nitto Denko Corp.....................................  10,200    576,965
    Noevir Holdings Co., Ltd.............................     600     25,689
    Nomura Research Institute, Ltd.......................   2,610    106,806
    NS Solutions Corp....................................     600     15,804
    NTT Data Corp........................................  40,500    482,809
    NTT DOCOMO, Inc......................................  66,300  1,592,976
    Olympus Corp.........................................  13,200    541,478
    Omron Corp...........................................  11,100    455,857
    Open House Co., Ltd..................................   3,900    163,300
    Oracle Corp..........................................   4,400    320,580
    Oriental Land Co., Ltd...............................   3,400    348,615
    OSG Corp.............................................   4,000     81,868
    Otsuka Corp..........................................   3,900    126,235
    Panasonic Corp....................................... 134,000  1,312,157
#   Park24 Co., Ltd......................................  12,700    303,057
    Penta-Ocean Construction Co., Ltd....................  34,000    199,597
*   PeptiDream, Inc......................................   9,800    418,609
    Persol Holdings Co., Ltd.............................  18,400    327,626
#   Pigeon Corp..........................................  12,200    478,330
    Pilot Corp...........................................   3,800    185,489
*   Rakuten, Inc.........................................  69,887    527,632
    Recruit Holdings Co., Ltd............................  53,200  1,427,915
    Relo Group, Inc......................................  11,700    308,811
*   Renesas Electronics Corp............................. 120,500    694,741
    Rohto Pharmaceutical Co., Ltd........................   2,800     75,496
    Ryohin Keikaku Co., Ltd..............................   2,600    619,682
#   Sankyu, Inc..........................................   4,600    224,229
    Sanwa Holdings Corp..................................  16,700    191,892
    SCREEN Holdings Co., Ltd.............................   3,400    145,684
    SCSK Corp............................................   2,500    101,161
    Secom Co., Ltd.......................................   5,300    443,726
    Seibu Holdings, Inc..................................  22,000    382,203
    Sekisui Chemical Co., Ltd............................  28,400    440,811
#   Seria Co., Ltd.......................................   3,400    105,050
    Seven & I Holdings Co., Ltd..........................  28,600  1,245,329
    Seven Bank, Ltd......................................  63,400    188,858
    Sharp Corp...........................................  23,833    253,742
    Shimadzu Corp........................................   8,900    204,678
    Shimano, Inc.........................................   1,500    210,474
    Shin-Etsu Chemical Co., Ltd..........................  11,200    944,346
    Shionogi & Co., Ltd..................................   4,600    283,717
    Ship Healthcare Holdings, Inc........................   2,200     83,207
    Shiseido Co., Ltd....................................  19,700  1,171,888
    Showa Shell Sekiyu K.K...............................  24,400    363,541
    Skylark Holdings Co., Ltd............................  16,300    271,554
    SoftBank Group Corp..................................  50,740  3,996,471
    Sohgo Security Services Co., Ltd.....................   2,900    126,584
    Sony Corp............................................  77,900  3,903,330
    Stanley Electric Co., Ltd............................  10,700    310,782
    Sugi Holdings Co., Ltd...............................   1,800     74,732
    SUMCO Corp...........................................  31,300    435,797
    Sumitomo Dainippon Pharma Co., Ltd...................   3,000     70,632
    Sumitomo Realty & Development Co., Ltd...............  10,900    416,270
    Sundrug Co., Ltd.....................................   6,300    201,614
    Suntory Beverage & Food, Ltd.........................   5,900    261,232
    Suzuki Motor Corp....................................  21,200  1,107,075
    Sysmex Corp..........................................   7,700    429,250

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
    Taisei Corp..........................................  22,000 $ 1,035,812
    Taiyo Nippon Sanso Corp..............................  12,200     193,340
    TechnoPro Holdings, Inc..............................   3,300     173,417
    Terumo Corp..........................................   9,700     553,793
    T-Gaia Corp..........................................   2,000      39,010
    TIS, Inc.............................................   4,200     189,061
#   Tokai Carbon Co., Ltd................................  26,600     365,170
    Tokuyama Corp........................................   7,500     175,045
    Tokyo Century Corp...................................   2,100      98,320
    Tokyo Electron, Ltd..................................   8,100   1,182,767
    TOTO, Ltd............................................   7,499     291,219
*   Trend Micro, Inc.....................................  10,800     574,634
    Tsuruha Holdings, Inc................................   1,900     175,875
    Unicharm Corp........................................  13,400     414,698
    USS Co., Ltd.........................................  12,800     224,124
    Welcia Holdings Co., Ltd.............................   4,000     151,719
    Yahoo Japan Corp..................................... 127,600     344,897
    Yamato Holdings Co., Ltd.............................   9,300     247,803
    Yamazaki Baking Co., Ltd.............................   6,800     133,569
    Yaoko Co., Ltd.......................................   2,100     110,106
    Yaskawa Electric Corp................................  14,900     421,712
    Yokogawa Electric Corp...............................  11,900     221,616
    Zenkoku Hosho Co., Ltd...............................   6,700     234,924
    Zensho Holdings Co., Ltd.............................  10,200     235,666
    ZOZO, Inc............................................  21,800     441,115
                                                                  -----------
TOTAL JAPAN..............................................          73,954,376
                                                                  -----------
NETHERLANDS -- (3.2%)
    ASML Holding NV......................................     249      43,542
    ASML Holding NV......................................   9,191   1,608,701
    GrandVision NV.......................................   6,267     139,728
    Heineken NV..........................................   9,588     861,185
    Koninklijke KPN NV................................... 600,088   1,844,802
*   OCI NV...............................................   3,338      70,591
    Unilever NV..........................................  69,098   3,697,434
    Unilever NV..........................................   9,659     517,241
    Wolters Kluwer NV....................................  33,743   2,098,509
                                                                  -----------
TOTAL NETHERLANDS........................................          10,881,733
                                                                  -----------
NEW ZEALAND -- (0.2%)
*   a2 Milk Co., Ltd.....................................  31,634     278,205
    Fisher & Paykel Healthcare Corp., Ltd................   8,573      74,611
    Spark New Zealand, Ltd............................... 158,737     446,225
                                                                  -----------
TOTAL NEW ZEALAND........................................             799,041
                                                                  -----------
NORWAY -- (0.9%)
    Aker BP ASA..........................................  10,737     357,760
    Austevoll Seafood ASA................................   5,301      67,696
    Bakkafrost P/F.......................................   2,369     123,155
    Equinor ASA..........................................  30,784     703,913
    Leroy Seafood Group ASA..............................  19,860     158,819
    Mowi ASA.............................................  21,655     478,371
    Salmar ASA...........................................   3,180     166,509
    Telenor ASA..........................................  40,777     771,987
    TGS NOPEC Geophysical Co. ASA........................   8,812     261,232
    Tomra Systems ASA....................................   4,203     109,201
                                                                  -----------
TOTAL NORWAY.............................................           3,198,643
                                                                  -----------

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
PORTUGAL -- (0.0%)
    Jeronimo Martins SGPS SA.............................   7,429 $  105,285
SINGAPORE -- (1.2%)
    Dairy Farm International Holdings, Ltd...............  34,900    315,834
    DBS Group Holdings, Ltd..............................  19,900    354,669
    Genting Singapore, Ltd............................... 293,800    240,774
    Great Eastern Holdings, Ltd..........................   4,300     83,587
    Jardine Cycle & Carriage, Ltd........................   9,944    279,430
    Olam International, Ltd..............................   6,600      9,080
    Oversea-Chinese Banking Corp., Ltd...................  13,970    119,844
#   SATS, Ltd............................................  64,300    231,957
    Singapore Exchange, Ltd..............................  81,500    463,443
    Singapore Technologies Engineering, Ltd.............. 155,600    430,889
    Singapore Telecommunications, Ltd.................... 196,800    442,486
    Singapore Telecommunications, Ltd....................  50,300    112,110
    United Overseas Bank, Ltd............................  35,323    661,995
    Venture Corp., Ltd...................................  22,800    276,946
                                                                  ----------
TOTAL SINGAPORE..........................................          4,023,044
                                                                  ----------
SPAIN -- (2.9%)
    ACS Actividades de Construccion y Servicios SA.......  33,949  1,404,949
    Aena SME SA..........................................   6,755  1,167,649
    Amadeus IT Group SA..................................  23,703  1,723,644
    Cellnex Telecom SA...................................  17,407    490,523
    Enagas SA............................................  14,464    421,596
    Endesa SA............................................  19,760    494,226
    Grifols SA...........................................  12,861    335,497
    Industria de Diseno Textil SA........................  23,520    657,930
    Naturgy Energy Group SA..............................  16,799    469,613
    Telefonica SA........................................ 323,082  2,779,011
                                                                  ----------
TOTAL SPAIN..............................................          9,944,638
                                                                  ----------
SWEDEN -- (2.3%)
    AAK AB...............................................   5,532     79,573
    Alfa Laval AB........................................   6,075    137,731
    Atlas Copco AB, Class A..............................  33,211    866,453
    Atlas Copco AB, Class B..............................  21,629    517,566
    Axfood AB............................................  11,827    207,092
    Electrolux AB, Series B..............................  30,287    716,656
    Elekta AB, Class B...................................  13,283    177,585
*   Epiroc AB, Class A...................................  34,794    334,103
*   Epiroc AB, Class B...................................  18,254    163,612
    Essity AB, Class B...................................  21,873    605,194
#   Hennes & Mauritz AB, Class B.........................  43,705    680,041
    Hexagon AB, Class B..................................   5,967    292,213
    Hexpol AB............................................   7,397     65,475
    Indutrade AB.........................................   6,153    154,757
    Kindred Group P.L.C..................................  18,707    192,587
    Lifco AB, Class B....................................   1,171     46,934
    Loomis AB, Class B...................................   6,621    237,555
    Sandvik AB...........................................  62,056    991,645
    Securitas AB, Class B................................  34,314    551,766
    Sweco AB, Class B....................................   1,886     38,704
*   Swedish Orphan Biovitrum AB..........................  10,711    253,149
    Tele2 AB, Class B....................................  32,055    401,306
                                                                  ----------
TOTAL SWEDEN.............................................          7,711,697
                                                                  ----------

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SWITZERLAND -- (8.0%)
    EMS-Chemie Holding AG................................   1,001 $   499,965
    Geberit AG...........................................   2,611   1,020,722
    Givaudan SA..........................................     814   1,974,810
    Kuehne + Nagel International AG......................   3,656     494,405
    Logitech International SA............................   5,653     205,769
    Nestle SA............................................  61,580   5,368,784
    Partners Group Holding AG............................   1,278     879,013
    Roche Holding AG.....................................   1,391     365,642
    Roche Holding AG.....................................  37,742  10,040,719
    Schindler Holding AG.................................   2,458     519,169
    SGS SA...............................................     686   1,656,032
    Sika AG..............................................  16,336   2,157,264
    Sonova Holding AG....................................   3,183     597,372
    Straumann Holding AG.................................     699     507,490
    Temenos AG...........................................   8,206   1,107,681
                                                                  -----------
TOTAL SWITZERLAND........................................          27,394,837
                                                                  -----------
UNITED KINGDOM -- (15.6%)
    Admiral Group P.L.C..................................  17,186     467,322
    Ashtead Group P.L.C..................................  66,691   1,691,615
*   ASOS P.L.C...........................................     360      15,611
#   AstraZeneca P.L.C., Sponsored ADR....................  80,431   2,942,166
    AstraZeneca P.L.C....................................   6,864     497,241
    Auto Trader Group P.L.C.............................. 106,925     641,694
    B&M European Value Retail SA.........................   1,980       8,431
    BAE Systems P.L.C.................................... 251,209   1,689,976
    Berkeley Group Holdings P.L.C. (The).................   9,077     446,920
    BHP Group P.L.C......................................  71,676   1,601,435
    BT Group P.L.C....................................... 490,520   1,495,792
    Bunzl P.L.C..........................................  18,475     582,556
    Burberry Group P.L.C.................................  44,591   1,054,084
    Burford Capital, Ltd.................................   4,959     119,727
*   Capita P.L.C.........................................  69,051     105,248
    Centrica P.L.C....................................... 689,470   1,239,008
    Coca-Cola HBC AG.....................................   9,796     329,235
    Compass Group P.L.C..................................  80,455   1,721,613
    ConvaTec Group P.L.C.................................  20,046      37,583
    Croda International P.L.C............................   9,046     572,707
    DCC P.L.C............................................   3,916     320,577
    Diageo P.L.C., Sponsored ADR.........................  11,691   1,784,631
    Diageo P.L.C.........................................     999      38,128
    DS Smith P.L.C.......................................  40,709     180,540
    easyJet P.L.C........................................   6,738     111,643
    Evraz P.L.C..........................................  13,223      86,619
    Experian P.L.C.......................................  65,315   1,639,901
    Ferguson P.L.C.......................................  13,885     929,822
    Fresnillo P.L.C......................................  16,544     218,429
    G4S P.L.C............................................ 204,785     525,138
    GlaxoSmithKline P.L.C., Sponsored ADR................ 134,756   5,282,435
    Halma P.L.C..........................................   7,820     143,825
    Hargreaves Lansdown P.L.C............................  27,431     589,047
    Hikma Pharmaceuticals P.L.C..........................   8,164     172,717
    Imperial Brands P.L.C................................  47,783   1,586,111
#   InterContinental Hotels Group P.L.C., ADR............   6,985     403,125
    International Consolidated Airlines Group SA.........  80,748     681,989
    Intertek Group P.L.C.................................  15,324     988,845
    ITV P.L.C............................................ 428,095     726,680
    JD Sports Fashion P.L.C..............................  14,270      86,780
    Johnson Matthey P.L.C................................   9,118     364,260

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                            SHARES      VALUE>>
                                                            -------   ------------
UNITED KINGDOM -- (Continued)
      London Stock Exchange Group P.L.C....................   5,297   $    318,567
      Marks & Spencer Group P.L.C..........................  13,919         52,661
      Merlin Entertainments P.L.C..........................   8,205         36,361
      Mondi P.L.C..........................................  30,905        747,379
      Next P.L.C...........................................  16,187      1,029,471
      NMC Health P.L.C.....................................   2,530         85,647
      Persimmon P.L.C......................................  18,725        584,137
      Reckitt Benckiser Group P.L.C........................     273         21,006
      RELX P.L.C...........................................  51,970      1,151,111
      RELX P.L.C...........................................  71,813      1,587,106
      Rentokil Initial P.L.C............................... 151,940        670,988
      Rightmove P.L.C...................................... 101,494        628,490
#     Rio Tinto P.L.C., Sponsored ADR......................  35,520      1,998,710
      Rolls-Royce Holdings P.L.C........................... 167,470      1,946,577
      Sage Group P.L.C. (The)..............................  36,108        296,785
      Smith & Nephew P.L.C.................................  42,940        808,934
      Smiths Group P.L.C...................................  18,363        348,703
      Spirax-Sarco Engineering P.L.C.......................   4,391        369,285
      SSE P.L.C............................................ 146,178      2,247,198
      St James's Place P.L.C...............................  19,704        242,875
      Taylor Wimpey P.L.C..................................  78,057        169,247
      TUI AG...............................................  34,244        518,503
      Unilever P.L.C., Sponsored ADR.......................  59,094      3,108,344
      Unilever P.L.C.......................................     712         37,404
      Whitbread P.L.C......................................   8,130        520,931
                                                                      ------------
TOTAL UNITED KINGDOM.......................................             53,647,626
                                                                      ------------
UNITED STATES -- (0.0%)
      Waste Connections, Inc...............................   1,440        120,169
                                                                      ------------
TOTAL COMMON STOCKS........................................            333,251,566
                                                                      ------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Fuchs Petrolub SE....................................   4,102        192,425
      Henkel AG & Co. KGaA.................................     683         66,479
      Sartorius AG.........................................   2,864        429,929
      Schaeffler AG........................................  11,745        104,306
                                                                      ------------
TOTAL GERMANY..............................................                793,139
                                                                      ------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios SA
        Rights 02/05/19....................................  33,949         18,633
                                                                      ------------
TOTAL INVESTMENT SECURITIES................................            334,063,338
                                                                      ------------

                                                                        VALUE+
                                                                      ------------
SECURITIES LENDING COLLATERAL -- (2.7%)
@(S)  DFA Short Term Investment Fund....................... 808,575      9,356,018
                                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $312,981,170)^^..................................             $343,419,356
                                                                      ============

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------
                                 LEVEL 1       LEVEL 2    LEVEL 3    TOTAL
                               -----------   ------------ ------- ------------
Common Stocks
   Australia.................. $ 1,008,199   $ 20,879,831   --    $ 21,888,030
   Austria....................          --        466,286   --         466,286
   Belgium....................     137,210      3,232,485   --       3,369,695
   Canada.....................  29,400,528             --   --      29,400,528
   Denmark....................          --      5,228,126   --       5,228,126
   Finland....................          --      3,377,343   --       3,377,343
   France.....................          --     33,005,075   --      33,005,075
   Germany....................     481,140     24,189,478   --      24,670,618
   Hong Kong..................          --     10,215,998   --      10,215,998
   Ireland....................          --      1,510,092   --       1,510,092
   Israel.....................     647,634        803,712   --       1,451,346
   Italy......................   1,358,126      5,529,214   --       6,887,340
   Japan......................          --     73,954,376   --      73,954,376
   Netherlands................   5,306,135      5,575,598   --      10,881,733
   New Zealand................          --        799,041   --         799,041
   Norway.....................          --      3,198,643   --       3,198,643
   Portugal...................          --        105,285   --         105,285
   Singapore..................          --      4,023,044   --       4,023,044
   Spain......................          --      9,944,638   --       9,944,638
   Sweden.....................          --      7,711,697   --       7,711,697
   Switzerland................     205,769     27,189,068   --      27,394,837
   United Kingdom.............  15,519,411     38,128,215   --      53,647,626
   United States..............     120,169             --   --         120,169
Preferred Stocks
   Germany....................          --        793,139   --         793,139
Rights/Warrants
   Spain......................          --         18,633   --          18,633
Securities Lending
  Collateral..................          --      9,356,018   --       9,356,018
                               -----------   ------------   --    ------------
TOTAL......................... $54,184,321   $289,235,035   --    $343,419,356
                               ===========   ============   ==    ============

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                          SHARES  VALUE>>
                                                          ------- --------
COMMON STOCKS -- (94.5%)
AUSTRALIA -- (6.1%)
*   3P Learning, Ltd.....................................  20,996 $ 17,587
    Adairs, Ltd..........................................  14,945   20,044
    ALS, Ltd.............................................  66,171  350,397
    Altium, Ltd..........................................  28,568  522,035
    AMA Group, Ltd.......................................  60,867   42,987
#*  Amaysim Australia, Ltd...............................  37,101   25,028
    Appen, Ltd...........................................  21,148  247,511
#   ARB Corp., Ltd.......................................  15,528  177,035
    Asaleo Care, Ltd.....................................  22,959   15,072
*   Aurelia Metals, Ltd.................................. 186,016  111,190
    Australian Finance Group, Ltd........................  20,789   19,610
    Baby Bunting Group, Ltd..............................   8,495   13,058
#*  Bellamy's Australia, Ltd.............................  16,462  104,451
#   Blackmores, Ltd......................................   3,094  290,324
    Bravura Solutions, Ltd...............................  51,812  158,808
    Breville Group, Ltd..................................  22,651  181,198
    carsales.com, Ltd....................................  51,057  469,535
    Citadel Group, Ltd. (The)............................   4,205   25,982
    City Chic Collective, Ltd............................  24,304   17,667
#   Class, Ltd...........................................  11,009   10,597
#   Clinuvel Pharmaceuticals, Ltd........................   8,616  135,736
    Clover Corp., Ltd....................................  31,667   31,840
    Codan, Ltd...........................................  23,537   54,314
    Collins Foods, Ltd...................................  16,637   76,170
#   Corporate Travel Management, Ltd.....................   8,624  147,700
    Costa Group Holdings, Ltd............................  67,131  271,279
#   Credit Corp. Group, Ltd..............................  10,594  169,740
    Data#3, Ltd..........................................  32,737   38,144
#   Dicker Data, Ltd.....................................   9,278   20,476
    Domino's Pizza Enterprises, Ltd......................   2,671   88,585
    DuluxGroup, Ltd......................................  90,474  451,165
    Emeco Holdings, Ltd..................................  51,947   85,780
*   Galilee Energy, Ltd..................................  32,105   11,106
    GUD Holdings, Ltd....................................  19,617  160,198
    Hansen Technologies, Ltd.............................   1,212    3,031
    IDP Education, Ltd...................................  29,662  245,241
    Iluka Resources, Ltd.................................  93,166  592,313
    Infomedia, Ltd.......................................  76,264   69,549
#   Inghams Group, Ltd...................................  57,622  192,919
    Integral Diagnostics, Ltd............................  15,612   30,576
    Integrated Research, Ltd.............................  19,978   35,557
#   InvoCare, Ltd........................................  25,706  228,299
    IPH, Ltd.............................................  27,512  109,662
    IRESS, Ltd...........................................  34,271  293,270
#   JB Hi-Fi, Ltd........................................  24,421  397,924
    Jumbo Interactive, Ltd...............................   9,248   53,805
#   Kogan.com, Ltd.......................................   7,946   24,926
    Lifestyle Communities, Ltd...........................  15,764   59,602
    Lovisa Holdings, Ltd.................................   9,281   48,445
#*  Lynas Corp., Ltd.....................................  53,657   65,586
#   McMillan Shakespeare, Ltd............................  15,600  174,351
    Mineral Resources, Ltd...............................   8,431   97,500
#   MNF Group, Ltd.......................................   6,344   20,769
#   Monadelphous Group, Ltd..............................  20,070  215,649
    Navitas, Ltd.........................................  48,565  198,625

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
AUSTRALIA -- (Continued)
    nib holdings, Ltd.................................... 100,740 $   392,117
#   Nick Scali, Ltd......................................  11,526      42,819
    Noni B, Ltd..........................................   5,058      10,046
    Northern Star Resources, Ltd.........................  33,230     212,405
    NRW Holdings, Ltd....................................  67,832      94,813
    OFX Group, Ltd.......................................  60,218      76,334
    OM Holdings, Ltd.....................................  62,325      59,970
    Orora, Ltd...........................................  75,892     174,879
*   Pantoro, Ltd......................................... 165,414      30,275
#   Pendal Group, Ltd....................................  63,291     346,378
#   Platinum Asset Management, Ltd.......................  56,938     187,308
*   Praemium, Ltd........................................  79,053      37,836
    Pro Medicus, Ltd.....................................   9,475      83,714
    PSC Insurance Group, Ltd.............................  13,241      24,991
    PWR Holdings, Ltd....................................  10,213      25,341
#   Regis Healthcare, Ltd................................  33,494      72,757
    Regis Resources, Ltd................................. 112,292     424,966
    Sandfire Resources NL................................  10,871      55,457
*   Saracen Mineral Holdings, Ltd........................ 181,123     444,601
#   SeaLink Travel Group, Ltd............................  11,321      34,563
    Service Stream, Ltd..................................  46,064      64,852
    SG Fleet Group, Ltd..................................  19,452      40,156
    SmartGroup Corp., Ltd................................  17,714     135,234
#   SpeedCast International, Ltd.........................  25,397      53,820
    St Barbara, Ltd...................................... 119,861     437,071
#   Technology One, Ltd..................................  59,041     300,113
*   Terracom, Ltd........................................  60,280      26,174
    Webjet, Ltd..........................................   8,962      78,232
                                                                  -----------
TOTAL AUSTRALIA..........................................          11,687,170
                                                                  -----------
AUSTRIA -- (1.1%)
    ANDRITZ AG...........................................  16,049     792,308
    DO & CO AG...........................................   1,744     166,183
#   FACC AG..............................................   4,044      74,805
    Flughafen Wien AG....................................     529      21,923
    Kapsch TrafficCom AG.................................     466      18,671
    Lenzing AG...........................................     860      84,136
    Mayr Melnhof Karton AG...............................   1,493     196,427
    Oesterreichische Post AG.............................   6,855     257,935
    Palfinger AG.........................................   1,536      47,639
    Schoeller-Bleckmann Oilfield Equipment AG............   1,949     151,581
    Telekom Austria AG...................................  32,553     248,883
                                                                  -----------
TOTAL AUSTRIA............................................           2,060,491
                                                                  -----------
BELGIUM -- (1.4%)
*   AGFA-Gevaert NV......................................  42,283     166,314
*   Argenx SE............................................   5,132     544,535
    Atenor...............................................     378      24,235
    Barco NV.............................................   2,151     263,125
#   bpost SA.............................................  19,928     182,688
    Econocom Group SA....................................   8,267      29,978
    EVS Broadcast Equipment SA...........................   2,569      63,034
    Fagron...............................................   8,981     163,753
    Jensen-Group NV......................................     796      31,909
    Kinepolis Group NV...................................   3,346     198,505
    Lotus Bakeries.......................................      68     180,990
#   Melexis NV...........................................   4,009     282,676
    Orange Belgium SA....................................   4,113      78,719

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
BELGIUM -- (Continued)
    Picanol..............................................     330 $   27,657
    Resilux..............................................     219     32,614
    Sioen Industries NV..................................   1,464     40,146
    TER Beke SA..........................................     123     19,762
*   Tessenderlo Group SA.................................   5,906    209,154
    Van de Velde NV......................................   1,365     39,930
                                                                  ----------
TOTAL BELGIUM............................................          2,579,724
                                                                  ----------
CANADA -- (9.1%)
*   5N Plus, Inc.........................................  17,900     43,866
    Aecon Group, Inc.....................................   5,900     82,037
#   AG Growth International, Inc.........................   3,900    149,417
*   Aimia, Inc...........................................   9,219     25,539
    AirBoss of America Corp..............................   1,600     10,204
    Altus Group, Ltd.....................................   8,149    152,939
    Andrew Peller, Ltd., Class A.........................   8,000     89,318
*   Aritzia, Inc.........................................  16,500    213,855
*   B2Gold Corp.......................................... 166,713    527,818
#   Badger Daylighting, Ltd..............................   9,038    240,473
    BMTC Group, Inc......................................   1,300     14,742
#   Boralex, Inc., Class A...............................  17,156    244,032
    Calian Group, Ltd....................................   1,500     34,830
    Canfor Pulp Products, Inc............................   5,972     84,129
#   CES Energy Solutions Corp............................   8,075     20,403
#   Cineplex, Inc........................................  15,889    343,912
#   Clearwater Seafoods, Inc.............................   4,851     18,866
#   Cogeco Communications, Inc...........................   4,006    228,387
    Cogeco, Inc..........................................   1,000     51,296
    Colliers International Group, Inc....................   8,919    569,575
    Computer Modelling Group, Ltd........................  17,556     90,990
    Corby Spirit and Wine, Ltd...........................   2,600     37,854
    Cott Corp............................................  32,949    498,768
*   CRH Medical Corp.....................................  17,865     56,969
*   Descartes Systems Group, Inc. (The)..................   7,542    234,419
#*  Endeavour Mining Corp................................  21,100    363,563
#*  Endeavour Silver Corp................................  32,000     71,114
#   Enerplus Corp........................................  47,288    409,197
    Enghouse Systems, Ltd................................   9,014    246,694
    Evertz Technologies, Ltd.............................   6,300     77,482
#   Exchange Income Corp.................................   3,800     84,158
    Exco Technologies, Ltd...............................   4,161     31,573
#   Extendicare, Inc.....................................  18,925    105,143
    First National Financial Corp........................   3,437     75,361
    FirstService Corp....................................   7,505    609,733
    Gamehost, Inc........................................   2,400     18,065
*   GDI Integrated Facility Services, Inc................     500      7,458
    Gibson Energy, Inc...................................  28,480    431,551
#   Gluskin Sheff & Associates, Inc......................   7,247     55,154
#   goeasy, Ltd..........................................   1,930     61,266
*   Golden Star Resources, Ltd...........................  18,296     69,901
*   Great Canadian Gaming Corp...........................  13,827    565,098
*   IBI Group, Inc.......................................   3,700     10,982
    Information Services Corp............................   2,603     31,400
    Innergex Renewable Energy, Inc.......................  28,240    309,061
#   Intertape Polymer Group, Inc.........................  13,646    204,698
#   Jamieson Wellness, Inc...............................   8,806    140,607
#   Just Energy Group, Inc...............................  22,600     83,076
*   Kinaxis, Inc.........................................   5,450    324,068
#   Labrador Iron Ore Royalty Corp.......................  13,300    307,106

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------ -----------
CANADA -- (Continued)
#*  Largo Resources, Ltd................................. 43,128 $    94,203
    Lassonde Industries, Inc., Class A...................    600      93,839
    Leon's Furniture, Ltd................................  4,732      51,860
    Logistec Corp., Class B..............................    800      25,572
#   Lucara Diamond Corp.................................. 87,616     111,358
    Magellan Aerospace Corp..............................  2,900      34,695
    Maple Leaf Foods, Inc................................ 11,107     247,339
    Mediagrif Interactive Technologies, Inc..............  1,500      11,867
#   Medical Facilities Corp..............................  7,447      97,937
    Morneau Shepell, Inc................................. 14,600     293,789
    MTY Food Group, Inc..................................  4,427     237,610
    Mullen Group, Ltd....................................  7,526      68,962
    NFI Group, Inc....................................... 11,983     313,996
    Norbord, Inc......................................... 10,236     296,030
    North American Construction Group, Ltd...............  5,400      56,468
    North West Co., Inc. (The)........................... 11,176     265,121
    Northland Power, Inc.................................  9,566     173,782
    OceanaGold Corp...................................... 66,600     237,721
    Pan American Silver Corp............................. 18,872     281,511
*   Parex Resources, Inc................................. 33,745     505,937
    Parkland Fuel Corp................................... 25,400     726,653
    Pason Systems, Inc................................... 19,350     304,399
*   Photon Control, Inc.................................. 26,632      26,147
*   Points International, Ltd............................  3,500      37,745
    Pollard Banknote, Ltd................................  1,400      24,879
    Premium Brands Holdings Corp.........................  6,500     382,941
#*  Pretium Resources, Inc............................... 13,070     102,654
*   Pulse Seismic, Inc................................... 15,400      29,535
    Recipe Unlimited Corp................................  4,300      89,341
    Richelieu Hardware, Ltd.............................. 12,397     221,815
#   Rogers Sugar, Inc.................................... 21,000      92,538
*   Roxgold, Inc......................................... 55,900      37,013
#   Russel Metals, Inc...................................  8,597     151,991
#   Savaria Corp.........................................  6,400      70,481
#   Secure Energy Services, Inc.......................... 33,190     205,109
#   Sienna Senior Living, Inc............................  5,106      67,150
*   Sierra Metals, Inc...................................  6,600      11,704
    Sleep Country Canada Holdings, Inc...................  8,349     131,657
    Stantec, Inc......................................... 20,260     481,694
#   Stella-Jones, Inc.................................... 12,078     389,746
#   Superior Plus Corp................................... 44,436     367,270
*   TeraGo, Inc..........................................  1,900      15,559
    TFI International, Inc............................... 15,314     450,813
    Uni-Select, Inc......................................  2,600      38,230
    Wajax Corp...........................................  3,200      46,516
*   Wesdome Gold Mines, Ltd.............................. 33,900     131,064
    Western Forest Products, Inc......................... 37,508      57,377
#   Westshore Terminals Investment Corp..................  9,841     163,648
    Winpak, Ltd..........................................  7,247     258,453
*   Yangarra Resources, Ltd..............................  8,706      19,745
    ZCL Composites, Inc..................................  8,000      60,398
                                                                 -----------
TOTAL CANADA.............................................         17,452,009
                                                                 -----------
DENMARK -- (1.5%)
    Brodrene Hartmann A.S................................    517      22,040
*   Nilfisk Holding A.S..................................  7,597     280,803
    NNIT A.S.............................................  2,502      72,097
    Pandora A.S..........................................    666      28,923
    Royal Unibrew A.S.................................... 14,448   1,088,126

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
DENMARK -- (Continued)
    RTX A.S..............................................    708 $   18,556
    SimCorp A.S.......................................... 11,676    921,493
    Topdanmark A.S....................................... 10,539    502,124
                                                                 ----------
TOTAL DENMARK............................................         2,934,162
                                                                 ----------
FINLAND -- (2.2%)
    Alma Media Oyj.......................................  7,507     50,148
    Amer Sports Oyj...................................... 18,884    838,220
    Aspo Oyj.............................................  1,243     12,606
    Elisa Oyj............................................  2,888    120,827
#   Huhtamaki Oyj........................................  3,910    128,872
    Lassila & Tikanoja Oyj...............................  7,233    126,723
    Metso Oyj............................................ 13,890    408,620
    Nokian Renkaat Oyj................................... 19,772    657,799
    Olvi Oyj, Class A....................................  2,476     94,167
    Orion Oyj, Class A...................................  4,746    167,421
    Orion Oyj, Class B................................... 18,484    653,428
    Ponsse Oyj...........................................  1,930     60,620
    Ramirent Oyj.........................................  2,694     18,470
    Revenio Group Oyj....................................  3,492     59,489
    Sanoma Oyj...........................................    987      9,593
    Tieto Oyj............................................ 12,010    344,469
    Tokmanni Group Corp..................................  8,648     84,436
    Uponor Oyj...........................................  2,089     23,779
    Vaisala Oyj, Class A.................................  2,760     57,982
    Valmet Oyj........................................... 10,636    239,637
                                                                 ----------
TOTAL FINLAND............................................         4,157,306
                                                                 ----------
FRANCE -- (4.4%)
*   Air France-KLM....................................... 34,921    439,287
    Akka Technologies....................................  2,788    174,842
    Albioma SA...........................................  5,747    128,827
    Alten SA.............................................  6,771    648,890
    Aubay................................................  1,390     49,588
    Bastide le Confort Medical...........................    726     24,237
    Beneteau SA..........................................  8,418    119,303
    Boiron SA............................................  1,326     73,252
    Bonduelle SCA........................................  3,061    110,219
*   Cegedim SA...........................................  1,355     38,561
    Cie Plastic Omnium SA................................ 11,344    311,960
    Derichebourg SA......................................  2,349     10,713
    Devoteam SA..........................................  1,294    151,425
    Elior Group SA....................................... 14,136    198,985
    Euronext NV.......................................... 13,342    821,888
#   Europcar Mobility Group.............................. 13,778    121,261
    Eutelsat Communications SA........................... 35,549    753,876
    Exel Industries, Class A.............................    334     27,224
    Gaztransport Et Technigaz SA.........................  4,424    373,680
    Guerbet..............................................  1,579    102,247
*   ID Logistics Group...................................    627    105,392
    Ingenico Group SA....................................  3,325    181,238
    Kaufman & Broad SA...................................  4,264    172,059
    Lagardere SCA........................................ 23,695    619,115
    Lectra...............................................  6,494    151,305
    Linedata Services....................................    871     35,319
    LISI.................................................  2,862     90,619
    Maisons du Monde SA..................................  9,330    240,427
    Manitou BF SA........................................  2,949     89,837

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
FRANCE -- (Continued)
    Metropole Television SA..............................  8,527 $  130,341
    Robertet SA..........................................    116     72,228
    Societe BIC SA.......................................  6,775    678,522
    Societe pour l'Informatique Industrielle.............  1,726     41,855
*   SOITEC...............................................  4,346    333,763
#   Somfy SA.............................................  1,784    140,956
    Stef SA..............................................    832     80,246
    Synergie SA..........................................  1,645     50,850
#   Tarkett SA...........................................  7,541    163,986
#*  Tessi SA.............................................    242     44,299
    Thermador Groupe.....................................  1,570     89,207
    Trigano SA...........................................  1,953    188,810
    Union Financiere de France BQE SA....................    967     24,591
                                                                 ----------
TOTAL FRANCE.............................................         8,405,230
                                                                 ----------
GERMANY -- (6.5%)
    All for One Steeb AG.................................    457     28,671
    Allgeier SE..........................................  1,532     52,533
    Amadeus Fire AG......................................  1,434    143,184
    Atoss Software AG....................................    471     47,075
    Basler AG............................................    591    100,929
    Bechtle AG...........................................  7,347    584,601
    bet-at-home.com AG...................................  1,082     73,833
    Borussia Dortmund GmbH & Co. KGaA.................... 13,343    137,277
    CANCOM SE............................................  7,555    293,275
    CECONOMY AG.......................................... 30,655    143,998
    CENIT AG.............................................  2,561     44,431
    Cewe Stiftung & Co. KGAA.............................  1,579    139,051
    CompuGroup Medical SE................................  6,477    322,471
    CTS Eventim AG & Co. KGaA............................ 15,058    639,938
*   DEAG Deutsche Entertainment AG.......................  3,168     12,525
    Diebold Nixdorf AG...................................  1,841    122,693
    Dr Hoenle AG.........................................  1,077     62,452
    Duerr AG............................................. 12,769    522,994
    Eckert & Ziegler AG..................................  1,076    117,683
    EDAG Engineering Group AG............................  1,829     33,629
    Energiekontor AG.....................................  1,600     26,418
*   Evotec AG............................................ 31,306    735,115
    Fielmann AG..........................................  2,461    167,091
    First Sensor AG......................................  1,540     34,466
    Freenet AG...........................................  1,851     39,417
    Gerresheimer AG......................................  7,652    518,201
    Hamburger Hafen und Logistik AG......................  6,206    138,266
    Hawesko Holding AG...................................    423     19,170
    Hugo Boss AG......................................... 16,485  1,181,977
    Isra Vision AG.......................................  3,848    129,912
    Jenoptik AG..........................................  6,848    221,683
    Nemetschek SE........................................  5,267    675,983
    Nexus AG.............................................  3,242     98,427
    Norma Group SE.......................................  7,742    409,478
    OHB SE...............................................  1,179     44,306
    Pfeiffer Vacuum Technology AG........................  1,849    259,114
    ProSiebenSat.1 Media SE.............................. 38,235    682,517
    QSC AG............................................... 16,012     24,982
    Rational AG..........................................     89     55,830
    S&T AG............................................... 14,109    322,479
    Scout24 AG........................................... 17,252    811,079
    Secunet Security Networks AG.........................    276     32,928
    Siltronic AG.........................................  4,404    437,534

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
GERMANY -- (Continued)
    Sixt SE..............................................     3,091 $   281,243
    Stabilus SA..........................................     6,287     392,724
    STRATEC SE...........................................     1,313      90,058
    Stroeer SE & Co. KGaA................................     7,236     405,416
    Technotrans SE.......................................     1,325      43,720
    Washtec AG...........................................     2,962     209,956
    XING SE..............................................       881     263,863
                                                                    -----------
TOTAL GERMANY............................................            12,376,596
                                                                    -----------
HONG KONG -- (2.2%)
#   Agritrade Resources, Ltd.............................   425,000      86,483
*   Brightoil Petroleum Holdings, Ltd....................   474,000      90,606
    Cafe de Coral Holdings, Ltd..........................    68,000     183,636
#   Camsing International Holding, Ltd...................    80,000      77,520
    China Everbright Greentech Ltd.......................    73,000      57,960
#   China Goldjoy Group, Ltd............................. 1,120,000      53,815
    China New Higher Education Group Ltd.................    60,000      29,923
*   China Shandong Hi-Speed Financial Group, Ltd......... 1,446,000      46,845
*   Chong Kin Group Holdings, Ltd........................    30,000      14,574
    CITIC Telecom International Holdings, Ltd............    38,000      13,848
    Convenience Retail Asia, Ltd.........................    58,000      26,145
#*  Cosmopolitan International Holdings, Ltd.............   280,000      59,441
    Eagle Nice International Holdings, Ltd...............    28,000      10,617
    Fairwood Holdings, Ltd...............................    16,500      56,519
    Giordano International, Ltd..........................   238,000     119,804
#*  Gold-Finance Holdings, Ltd...........................   214,000       9,003
*   Great Harvest Maeta Group Holdings, Ltd..............   100,000      23,854
    HKBN, Ltd............................................   171,500     265,135
    Honma Golf, Ltd......................................    19,000      19,360
    IGG, Inc.............................................   166,000     252,501
    International Housewares Retail Co., Ltd.............    77,000      19,444
    IT, Ltd..............................................    78,000      42,216
    Karrie International Holdings, Ltd...................   126,000      16,753
    Li & Fung, Ltd.......................................   992,000     168,602
#   Lifestyle International Holdings, Ltd................   131,500     198,540
    L'Occitane International SA..........................    61,000     109,264
#   Luk Fook Holdings International, Ltd.................    63,000     183,132
    Man Wah Holdings, Ltd................................   280,000     132,078
    Mega Expo Holdings, Ltd..............................   205,000     105,552
*   Meilleure Health International Industry Group, Ltd...   276,000      13,850
    Nanfang Communication Holdings, Ltd..................    40,000      27,040
*   NEW Concepts Holdings, Ltd...........................    48,000       8,006
*   Nimble Holdings Co., Ltd.............................   120,000      10,573
    Pacific Textiles Holdings, Ltd.......................   155,000     135,184
    PC Partner Group, Ltd................................    20,000       7,985
    Perfect Shape Medical, Ltd...........................   104,000      26,960
    Pico Far East Holdings, Ltd..........................   138,000      51,362
*   Rare Earth Magnesium Technology Group Holdings, Ltd..   360,000      13,622
*   Realord Group Holdings, Ltd..........................   100,000      63,974
#   Regina Miracle International Holdings, Ltd...........    56,000      46,139
#   Sa Sa International Holdings, Ltd....................   223,979      85,432
    SITC International Holdings Co., Ltd.................   242,000     222,193
    SmarTone Telecommunications Holdings, Ltd............    72,500      86,075
    SUNeVision Holdings, Ltd.............................   139,000      88,890
*   Synergy Group Holdings International, Ltd............   106,000      15,219
#   TK Group Holdings, Ltd...............................    56,000      29,464
*   TOM Group, Ltd.......................................    96,000      23,285
    Tradelink Electronic Commerce, Ltd...................    60,000       9,276
    Union Medical Healthcare, Ltd........................    36,000      24,045

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
HONG KONG -- (Continued)
    Value Partners Group, Ltd............................ 170,000 $  126,338
    Vitasoy International Holdings, Ltd..................  86,000    349,865
#   VPower Group International Holdings, Ltd............. 102,000     39,243
    VTech Holdings, Ltd..................................  30,400    290,385
                                                                  ----------
TOTAL HONG KONG..........................................          4,267,575
                                                                  ----------
IRELAND -- (0.3%)
    C&C Group P.L.C......................................   8,175     30,941
    Datalex P.L.C........................................  12,438     13,552
    Glanbia P.L.C........................................  18,891    360,998
    Irish Continental Group P.L.C........................  24,780    134,707
    Kingspan Group P.L.C.................................     641     26,216
                                                                  ----------
TOTAL IRELAND............................................            566,414
                                                                  ----------
ISRAEL -- (1.0%)
    Arad, Ltd............................................   1,080     12,334
*   Arko Holdings, Ltd...................................  52,376     21,223
    AudioCodes, Ltd......................................   4,032     56,941
    Avgol Industries 1953, Ltd...........................  10,796     12,983
*   Cellcom Israel, Ltd..................................   9,490     50,140
    Cohen Development & Industrial Buildings, Ltd........     148      3,657
    Danel Adir Yeoshua, Ltd..............................     863     44,510
    Delek Automotive Systems, Ltd........................   7,090     32,020
    Delta-Galil Industries, Ltd..........................     572     16,546
    Direct Insurance Financial Investments, Ltd..........   5,141     60,920
    Electra Consumer Products 1970, Ltd..................   1,294     14,532
    Electra, Ltd.........................................     424    100,014
*   Energix-Renewable Energies, Ltd......................  12,665     17,465
    FMS Enterprises Migun, Ltd...........................     713     19,880
    Fox Wizel, Ltd.......................................   2,359     57,106
    Hadera Paper, Ltd....................................      17      1,271
    Hamlet Israel-Canada, Ltd............................   1,063     21,959
    Hilan, Ltd...........................................   4,016    100,130
    IDI Insurance Co., Ltd...............................   1,510     83,133
#   Inrom Construction Industries, Ltd...................  11,160     36,250
*   Kerur Holdings, Ltd..................................     905     22,872
    Klil Industries, Ltd.................................     260     17,825
    Matrix IT, Ltd.......................................   7,751     94,053
    Maytronics, Ltd......................................   9,272     55,735
    Naphtha Israel Petroleum Corp., Ltd..................   8,553     58,125
*   Nova Measuring Instruments, Ltd......................   4,115    102,396
    NR Spuntech Industries, Ltd..........................   4,107     13,052
    One Software Technologies, Ltd.......................     637     23,916
    OPC Energy, Ltd......................................   6,358     37,441
*   Partner Communications Co., Ltd......................  29,129    132,183
    Plasson Industries, Ltd..............................     442     21,358
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd..   1,627     88,428
    Scope Metals Group, Ltd..............................   1,256     31,935
    Shapir Engineering and Industry, Ltd.................  26,122     91,673
    Shufersal, Ltd.......................................  38,171    269,280
*   Suny Cellular Communication, Ltd.....................  19,647     10,563
    Tadiran Holdings, Ltd................................     208      4,701
                                                                  ----------
TOTAL ISRAEL.............................................          1,838,550
                                                                  ----------
ITALY -- (3.8%)
    A2A SpA.............................................. 204,157    372,510
    ACEA SpA.............................................   7,593    116,069
    Amplifon SpA.........................................  17,062    305,673

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
ITALY -- (Continued)
    Aquafil SpA..........................................  2,273 $   24,186
*   Arnoldo Mondadori Editore SpA........................ 31,303     60,496
    Autogrill SpA........................................ 28,150    253,213
    Azimut Holding SpA................................... 23,546    298,664
    B&C Speakers SpA.....................................  1,234     16,033
    Banca Farmafactoring SpA............................. 19,113    112,037
    Banca Generali SpA................................... 12,370    291,820
    BasicNet SpA.........................................  3,124     17,408
#   BE................................................... 22,330     22,471
    Biesse SpA...........................................  3,081     71,902
    Brembo SpA........................................... 29,404    335,879
    Brunello Cucinelli SpA...............................  7,136    258,060
#   Carraro SpA..........................................  9,648     23,042
    Cerved Group SpA..................................... 41,079    361,557
    Datalogic SpA........................................  4,411    119,247
    De' Longhi SpA....................................... 14,317    357,222
    DiaSorin SpA.........................................  4,783    437,996
    doBank SpA...........................................  7,459    101,843
    Enav SpA............................................. 45,812    234,523
*   Fiera Milano SpA.....................................  7,366     41,326
#   Fila SpA.............................................    430      6,624
    FinecoBank Banca Fineco SpA.......................... 34,944    379,980
    Gruppo MutuiOnline SpA...............................  5,465    105,761
    Hera SpA............................................. 24,558     82,995
#   Industria Macchine Automatiche SpA...................  3,727    247,093
    Interpump Group SpA.................................. 16,745    539,477
*   Juventus Football Club SpA........................... 87,086    143,658
    Maire Tecnimont SpA.................................. 30,962    124,273
    MARR SpA.............................................  7,262    173,794
#*  Mediaset SpA......................................... 31,035    101,990
    Piaggio & C SpA...................................... 45,845    105,299
    RAI Way SpA.......................................... 19,759    100,505
    Reno de Medici SpA................................... 16,956     14,256
    Reply SpA............................................  3,989    221,132
#*  Rizzoli Corriere Della Sera Mediagroup SpA........... 15,992     26,613
    Salvatore Ferragamo SpA.............................. 10,690    214,395
    Saras SpA............................................ 30,266     64,488
    SOL SpA..............................................  5,970     76,574
    Technogym SpA........................................ 18,980    220,074
*   Tinexta S.p.A........................................  2,766     23,076
    Unieuro SpA..........................................  1,241     15,783
    Zignago Vetro SpA....................................  6,112     64,021
                                                                 ----------
TOTAL ITALY..............................................         7,285,038
                                                                 ----------
JAPAN -- (22.9%)
    A&D Co., Ltd.........................................  2,600     16,466
    Abist Co., Ltd.......................................    400     11,814
    Adastria Co., Ltd....................................  6,700    123,123
    Ad-sol Nissin Corp...................................  1,300     17,164
#   Adtec Plasma Technology Co., Ltd.....................  1,200      8,255
    Advance Create Co., Ltd..............................  1,900     30,014
    Advantage Risk Management Co., Ltd...................  1,800     14,889
    Adventure, Inc.......................................    900     56,943
    Aeon Delight Co., Ltd................................  1,200     44,559
    Aeon Fantasy Co., Ltd................................  1,600     38,173
    Aeon Hokkaido Corp...................................  5,600     40,658
    Ai Holdings Corp.....................................  9,200    160,212
    AIT Corp.............................................  2,100     19,166
#   Ajis Co., Ltd........................................  1,000     29,051

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Akatsuki, Inc........................................  1,300 $ 74,522
#*  Akebono Brake Industry Co., Ltd...................... 18,300   27,870
#*  Allied Telesis Holdings K.K.......................... 11,300   10,339
#*  AlphaPolis Co., Ltd..................................    100    2,173
    Altech Corp..........................................  3,700   59,532
    Amano Corp........................................... 12,900  268,924
    Amiyaki Tei Co., Ltd.................................  1,200   39,669
    Anest Iwata Corp.....................................  6,500   55,917
#   Anicom Holdings, Inc.................................  4,700  132,268
    Aoyama Zaisan Networks Co., Ltd......................  2,300   32,870
#   Apaman Co., Ltd......................................  3,000   16,922
    Arcland Service Holdings Co., Ltd....................  3,900   72,013
    Argo Graphics, Inc...................................    900   32,228
    ArtSpark Holdings, Inc...............................  1,500   12,668
    Asahi Co., Ltd.......................................  3,400   45,619
    Asahi Holdings, Inc..................................  8,200  174,871
    Asante, Inc..........................................  1,100   21,648
#   Asukanet Co., Ltd....................................  1,900   22,089
#   Ateam, Inc...........................................  2,300   36,973
#   Atom Corp............................................ 22,500  204,864
*   Atrae, Inc...........................................  1,200   24,430
*   Aucfan Co., Ltd......................................  1,800   24,946
#   Aucnet, Inc..........................................  1,700   13,655
    Avant Corp...........................................    700    8,900
    Avex, Inc............................................  8,300  111,615
    Axial Retailing, Inc.................................  3,400  108,039
#   Baroque Japan, Ltd...................................  1,700   14,341
    BayCurrent Consulting, Inc...........................  2,800   86,157
*   Beaglee, Inc.........................................  1,000    7,919
    Beenos, Inc..........................................  2,700   33,783
    Belc Co., Ltd........................................  2,400  104,717
    Bell System24 Holdings, Inc..........................  7,200   95,978
#*  Bengo4.com, Inc......................................  1,400   49,590
#   Billing System Corp..................................    600   22,397
    BML, Inc.............................................  6,000  165,542
    Bourbon Corp.........................................  2,000   34,132
    BP Castrol K.K.......................................  2,300   26,248
#   Br Holdings Corp.....................................  6,000   18,598
*   BrainPad, Inc........................................  1,000   48,744
    Broadleaf Co., Ltd................................... 21,400  109,565
    BRONCO BILLY Co., Ltd................................  2,300   54,756
    Business Brain Showa-Ota, Inc........................  1,100   20,058
#   Can Do Co., Ltd......................................  2,200   30,930
    Career Design Center Co., Ltd........................  1,000   10,338
    CareerIndex, Inc.....................................  1,400   15,462
    Carta Holdings, Inc..................................  1,700   16,931
    Central Automotive Products, Ltd.....................  1,200   17,135
    Central Security Patrols Co., Ltd....................  1,900   77,486
    Central Sports Co., Ltd..............................  1,700   52,072
#   Ceres, Inc...........................................  1,300   18,518
#   Charm Care Corp. KK..................................  1,100   14,678
#   Chikaranomoto Holdings Co., Ltd......................  1,900   13,988
    CHIMNEY Co., Ltd.....................................  1,500   34,702
    Clarion Co., Ltd.....................................  5,200  119,447
    CMIC Holdings Co., Ltd...............................  3,100   46,289
    cocokara fine, Inc...................................  4,300  199,490
    Colowide Co., Ltd.................................... 13,800  299,902
    Computer Engineering & Consulting, Ltd...............  6,200  110,010
    Comture Corp.........................................  1,900   50,747

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    CONEXIO Corp.........................................  3,900 $ 49,501
    Core Corp............................................    900    9,607
    Cota Co., Ltd........................................  2,860   38,810
    CRE, Inc.............................................  1,600   13,491
#   Create Restaurants Holdings, Inc..................... 10,200  114,300
    Create SD Holdings Co., Ltd..........................  5,100  128,351
#   Creek & River Co., Ltd...............................  2,400   24,424
    Cresco, Ltd..........................................  1,400   38,910
*   CRI Middleware Co., Ltd..............................    700   18,291
#   CTS Co., Ltd.........................................  6,800   48,321
    Cube System, Inc.....................................  1,300    8,905
    Cybernet Systems Co., Ltd............................  4,400   23,221
    Cybozu, Inc..........................................  5,000   29,545
    Dai-Ichi Cutter Kogyo K.K............................  1,000   16,598
    Daiken Corp..........................................  2,400   41,228
    Daiken Medical Co., Ltd..............................  3,200   17,239
    Daiki Axis Co., Ltd..................................  1,100    9,103
    Daikokutenbussan Co., Ltd............................  1,000   37,622
    Daikyonishikawa Corp.................................  9,100   94,190
    Daio Paper Corp......................................  2,700   34,694
    Daiohs Corp..........................................  1,200   14,002
    Daiseki Co., Ltd.....................................  1,800   42,463
    Daito Pharmaceutical Co., Ltd........................  2,400   61,833
    Daiwabo Holdings Co., Ltd............................  3,700  199,082
    Daiyu Lic Holdings Co., Ltd..........................    900    8,120
    DD Holdings Co., Ltd.................................    500    9,718
    Dear Life Co., Ltd...................................  3,500   14,433
    Densan System Co., Ltd...............................  1,000   22,014
    Descente, Ltd........................................  2,900   60,385
    Dexerials Corp.......................................  7,200   58,616
    Digital Arts, Inc....................................  2,700  174,620
    Digital Hearts Holdings Co., Ltd.....................  2,800   36,577
#   Digital Information Technologies Corp................  2,800   33,214
    Dip Corp.............................................  8,100  147,869
    DKS Co., Ltd.........................................    400    8,954
    DMG Mori Co., Ltd.................................... 26,400  359,371
#   Double Standard, Inc.................................    600   20,925
    DTS Corp.............................................  5,100  180,511
    Dvx, Inc.............................................  1,700   17,078
    EAT&Co, Ltd..........................................    600    8,831
    Ebase Co., Ltd.......................................  1,100   17,041
    Eco's Co., Ltd.......................................  1,600   23,882
    EF-ON, Inc...........................................  1,919   15,301
    eGuarantee, Inc......................................  5,500   54,028
#   E-Guardian, Inc......................................  2,300   45,760
    Elan Corp............................................  2,400   29,039
    Elecom Co., Ltd......................................  4,400  117,481
#   EM Systems Co., Ltd..................................  4,000   41,485
*   Enigmo, Inc..........................................  2,800   62,954
    en-japan, Inc........................................  7,700  289,601
    EPS Holdings, Inc....................................  6,800  103,276
#   ES-Con Japan, Ltd....................................  8,800   66,929
*   Escrow Agent Japan, Inc..............................  3,500    8,303
    Extreme Co., Ltd.....................................    400   12,992
    F&M Co., Ltd.........................................  1,000    9,494
    F@N Communications, Inc..............................  9,900   50,254
    FCC Co., Ltd.........................................  7,200  183,089
#*  FDK Corp.............................................  1,700   16,308
#*  FFRI, Inc............................................    600   20,096

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Financial Products Group Co., Ltd.................... 16,000 $175,694
#   FINDEX, Inc..........................................  2,300   12,323
#   First Brothers Co., Ltd..............................    400    3,836
    First-corp, Inc......................................  1,200    8,249
#   Fixstars Corp........................................  4,000   53,015
    Forval Corp..........................................  1,800   13,511
    Freebit Co., Ltd.....................................  2,100   17,164
#*  Fronteo, Inc.........................................  2,700   19,254
#   FTGroup Co., Ltd.....................................  2,600   35,325
    Fudo Tetra Corp......................................  3,140   47,853
    Fuji Corp............................................  1,300   24,494
#   Fuji Kyuko Co., Ltd..................................  5,300  161,663
    Fuji Pharma Co., Ltd.................................  3,800   62,290
    Fuji Seal International, Inc.........................  4,500  149,494
    Fujibo Holdings, Inc.................................  1,200   29,582
    Fujimori Kogyo Co., Ltd..............................  1,300   33,903
#   Fujio Food System Co., Ltd...........................  2,200   48,119
    Fujita Kanko, Inc....................................  1,600   39,813
    Fujitsu General, Ltd................................. 14,200  182,731
    Fukui Computer Holdings, Inc.........................  1,800   26,963
    Fukushima Industries Corp............................  3,100  109,916
    FULLCAST Holdings Co., Ltd...........................  5,400   94,894
    Funai Soken Holdings, Inc............................  9,730  164,495
    Furuya Metal Co., Ltd................................    500   23,812
    Furyu Corp...........................................  3,000   27,985
#   Fuso Chemical Co., Ltd...............................  4,500   88,400
    Future Corp..........................................  5,500   76,383
    G-7 Holdings, Inc....................................  1,800   35,032
    Gakkyusha Co., Ltd...................................  1,800   22,128
    Gakujo Co., Ltd......................................  1,800   21,012
    Genki Sushi Co., Ltd.................................  1,000   37,742
#   Genky DrugStores Co., Ltd............................  1,700   40,737
    Giken, Ltd...........................................  3,900  116,620
    GLOBERIDE, Inc.......................................  2,100   47,014
    GMO Cloud K.K........................................    700   20,855
    GMO Financial Holdings, Inc..........................  5,700   31,285
    GMO internet, Inc.................................... 16,600  224,296
    Golf Digest Online, Inc..............................  2,100   12,739
#   Good Com Asset Co., Ltd..............................  1,500   20,317
    Grace Technology, Inc................................  1,200   21,320
    Greens Co., Ltd......................................    800   10,382
    GS Yuasa Corp........................................  2,300   48,008
*   GungHo Online Entertainment, Inc..................... 21,200   50,056
#*  Gunosy, Inc..........................................  3,200   70,908
    Gurunavi, Inc........................................  4,700   31,569
    HABA Laboratories, Inc...............................    500   33,716
    Hagihara Industries, Inc.............................  2,400   33,682
    Hakudo Co., Ltd......................................  1,700   25,451
    Halows Co., Ltd......................................  1,900   36,735
    Hamakyorex Co., Ltd..................................  3,700  132,316
#   Hamee Corp...........................................  1,100    8,633
    Handsman Co., Ltd....................................    700    7,543
#   Harada Industry Co., Ltd.............................  2,000   16,137
    Hazama Ando Corp..................................... 14,200   94,052
#   Helios Techno Holdings Co., Ltd......................  4,900   31,774
    Hibino Corp..........................................  1,000   17,407
    Hiday Hidaka Corp....................................  5,977  117,630
    Hinokiya Group Co., Ltd..............................  1,400   24,566
    Hioki EE Corp........................................  2,200   82,963

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Hiramatsu, Inc.......................................  6,500 $ 20,045
#   Hirata Corp..........................................  1,600   99,036
    Hirose Tusyo, Inc....................................    400    7,358
    Hito Communications, Inc.............................  1,300   18,114
    Hochiki Corp.........................................  3,000   29,169
    Hokuetsu Industries Co., Ltd.........................  6,100   62,809
    Hokuto Corp..........................................  5,200   94,925
    Hosokawa Micron Corp.................................    800   32,667
    Hotland Co., Ltd.....................................  2,400   27,688
#   House Do Co., Ltd....................................  1,000   11,251
    I K K, Inc...........................................  2,000   13,382
    I.K Co., Ltd.........................................    800    6,591
    IBJ, Inc.............................................  2,900   23,329
    Ichibanya Co., Ltd...................................  3,364  137,008
    Ichigo, Inc.......................................... 67,100  232,033
    Ichikoh Industries, Ltd..............................  7,000   38,778
    Ichimasa Kamaboko Co., Ltd...........................    900    8,297
    Ichiyoshi Securities Co., Ltd........................  3,900   32,373
    Idec Corp............................................  6,800  125,354
#   IDOM, Inc............................................  8,400   31,426
    Ihara Science Corp...................................  1,700   23,463
    Imuraya Group Co., Ltd...............................  2,700   59,730
    I-Net Corp...........................................  3,440   42,345
    Infocom Corp.........................................  3,000  101,574
    Infomart Corp........................................ 22,500  240,163
    Information Development Co., Ltd.....................  2,100   27,687
    Information Services International-Dentsu, Ltd.......  3,300   88,180
    Insource Co., Ltd....................................  1,600   32,372
    Intage Holdings, Inc.................................  7,400   58,843
#   Intelligent Wave, Inc................................  3,700   22,371
    Inter Action Corp....................................  2,500   54,725
    Internet Initiative Japan, Inc.......................  6,200  146,119
    Inui Global Logistics Co., Ltd.......................  2,800   18,374
    IR Japan Holdings, Ltd...............................  1,000   11,320
    Iriso Electronics Co., Ltd...........................  4,700  192,500
    I'rom Group Co., Ltd.................................  1,400   19,376
    ISB Corp.............................................  1,100   18,322
#   Istyle, Inc..........................................  9,300   70,860
*   ITbook Holdings Co., Ltd.............................  2,300    8,099
    Itfor, Inc...........................................  5,600   38,886
    Itochu Enex Co., Ltd.................................  5,200   45,472
*   Itokuro, Inc.........................................  1,600   49,130
    Iwatani Corp.........................................  3,600  123,071
#   JAC Recruitment Co., Ltd.............................  3,100   62,578
    Jalux, Inc...........................................  1,300   28,551
    Jamco Corp...........................................  2,400   56,216
    Japan Aviation Electronics Industry, Ltd.............  2,300   29,975
    Japan Best Rescue System Co., Ltd....................  4,500   51,596
#   Japan Elevator Service Holdings Co., Ltd.............  2,600   42,037
#   Japan Investment Adviser Co., Ltd....................  2,600   95,449
    Japan Lifeline Co., Ltd.............................. 13,000  197,851
    Japan Material Co., Ltd.............................. 12,900  149,312
    Japan Meat Co., Ltd..................................  2,800   43,391
    Japan Medical Dynamic Marketing, Inc.................  4,300   44,897
    Japan Property Management Center Co., Ltd............  2,000   15,637
    Japan Steel Works, Ltd. (The)........................ 14,600  270,164
    JBCC Holdings, Inc...................................  3,900   51,720
    JCR Pharmaceuticals Co., Ltd.........................  2,400  124,904
    JCU Corp.............................................  4,900   70,643

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
JAPAN -- (Continued)
    Jeol, Ltd............................................   7,000 $127,084
#*  JIG-SAW, Inc.........................................     600   13,812
    JINS, Inc............................................   3,300  165,501
    JP-Holdings, Inc.....................................  12,900   33,252
    Juki Corp............................................   3,899   42,643
    Justsystems Corp.....................................   8,200  167,076
    kabu.com Securities Co., Ltd.........................  31,200  155,087
    Kadoya Sesame Mills, Inc.............................     600   28,655
    Kakiyasu Honten Co., Ltd.............................   1,900   41,422
#   Kamakura Shinsho, Ltd................................   4,000   52,071
    Kameda Seika Co., Ltd................................   3,000  136,189
    Kanamic Network Co., Ltd.............................     600    9,615
    Kanamoto Co., Ltd....................................   7,000  194,493
    Kanematsu Electronics, Ltd...........................   2,600   76,272
    Kanto Denka Kogyo Co., Ltd...........................  11,100   92,446
    Kappa Create Co., Ltd................................   2,000   25,669
    Kawai Musical Instruments Manufacturing Co., Ltd.....   1,700   47,328
#   Kawata Manufacturing Co., Ltd........................   1,000   12,368
#   KeePer Technical Laboratory Co., Ltd.................   1,500   13,851
    KFC Holdings Japan, Ltd..............................   1,200   21,872
    KH Neochem Co., Ltd..................................   7,000  164,720
*   Kintetsu Department Store Co., Ltd...................   2,000   62,083
    Kintetsu World Express, Inc..........................   2,300   33,344
    Kirindo Holdings Co., Ltd............................     800   10,191
    Ki-Star Real Estate Co., Ltd.........................   1,600   26,613
    Kitanotatsujin Corp..................................  12,300   48,372
    Kito Corp............................................   4,300   66,501
    Kitz Corp............................................  15,800  129,355
#*  KLab, Inc............................................   5,700   48,304
    Kobe Bussan Co., Ltd.................................   1,200   37,270
    Kobelco Eco-Solutions Co., Ltd.......................     600    8,820
    KOMEDA Holdings Co., Ltd.............................  11,500  220,178
    Koshidaka Holdings Co., Ltd..........................   9,500  136,184
    Kotobuki Spirits Co., Ltd............................   4,700  175,859
*   Kourakuen Holdings Corp..............................   2,800   57,234
    Kozo Keikaku Engineering, Inc........................     500    9,650
    Krosaki Harima Corp..................................     600   31,590
    Kumagai Gumi Co., Ltd................................   8,400  263,485
    Kura Corp............................................   2,800  145,093
    Kushikatsu Tanaka Holdings Co........................     300    6,852
#   Kyoden Co., Ltd......................................   5,000   19,266
    Kyoritsu Maintenance Co., Ltd........................   1,720   78,561
    LAC Co., Ltd.........................................   2,200   30,176
    Lacto Japan Co., Ltd.................................     400   29,001
*   LAND Co., Ltd........................................ 102,400    7,585
    Lasertec Corp........................................   8,400  276,898
    LEC, Inc.............................................   5,800   86,281
    Life Corp............................................   3,900   83,614
    LIFULL Co., Ltd......................................  12,800   84,306
#   Like Co., Ltd........................................   1,800   17,361
*   LIKE Kidsnext Co., Ltd...............................     900    6,940
    Linical Co., Ltd.....................................   2,500   32,147
    Link And Motivation, Inc.............................  13,100  109,996
*   Litalico, Inc........................................     800   14,993
    LIXIL VIVA Corp......................................   5,100   73,459
*   M&A Capital Partners Co., Ltd........................   1,300   60,161
    Macromill, Inc.......................................   7,600  108,303
    Maeda Kosen Co., Ltd.................................   4,400  103,393
    Mamezou Holdings Co., Ltd............................   4,100   38,142

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Mani, Inc............................................  5,300 $232,225
#   MarkLines Co., Ltd...................................  1,700   21,957
    Maruha Nichiro Corp..................................  1,700   57,955
    Maruwa Co., Ltd......................................  2,200  129,428
    Maruwa Unyu Kikan Co., Ltd...........................  2,200   73,489
    Marvelous, Inc.......................................  8,500   73,484
    Matching Service Japan Co., Ltd......................  2,000   26,474
    Matsuyafoods Holdings Co., Ltd.......................  2,000   66,263
    MCJ Co., Ltd......................................... 17,000  114,997
    MEC Co., Ltd.........................................  3,900   38,105
    Media Do Holdings Co., Ltd...........................    900   18,658
*   Medical Data Vision Co., Ltd.........................  4,900   43,737
    Medical System Network Co., Ltd......................  5,500   20,511
*   MedPeer, Inc.........................................  1,600   22,445
    Megachips Corp.......................................  4,400  114,190
    Megmilk Snow Brand Co., Ltd..........................  1,500   39,803
    Meiji Electric Industries Co., Ltd...................    600   10,029
#   Meiko Electronics Co., Ltd...........................  5,600  103,112
    Meitec Corp..........................................  6,400  279,420
#   Members Co., Ltd.....................................  1,000   10,244
    Menicon Co., Ltd.....................................  5,900  146,833
#   Mercuria Investment Co., Ltd.........................  1,700   11,061
    METAWATER Co., Ltd...................................  2,800   77,960
    Micronics Japan Co., Ltd.............................  7,100   52,098
    Mie Kotsu Group Holdings, Inc........................ 11,100   63,217
    Milbon Co., Ltd......................................  5,860  235,525
    Mimaki Engineering Co., Ltd..........................  2,700   19,444
    Miraca Holdings, Inc................................. 13,100  324,070
#   Miroku Jyoho Service Co., Ltd........................  4,700  108,612
    Mitani Corp..........................................    400   20,007
    Mitani Sekisan Co., Ltd..............................  2,300   54,002
    Mitsubishi Logisnext Co., Ltd........................  6,500   67,608
    Mitsubishi Research Institute, Inc...................  1,100   32,211
    Mizuho Medy Co., Ltd.................................  1,000   19,621
*   Mobile Factory, Inc..................................  1,000   13,885
    Monex Group, Inc..................................... 47,000  164,377
    Monogatari Corp. (The)...............................  1,300  112,692
    MORESCO Corp.........................................    700   10,060
    Morinaga Milk Industry Co., Ltd......................  1,400   40,718
    Morita Holdings Corp.................................  7,000  113,379
    Morozoff, Ltd........................................    600   26,492
    MTI, Ltd.............................................  7,300   42,340
    Musashi Seimitsu Industry Co., Ltd................... 10,900  158,507
*   Mynet, Inc...........................................    800   12,893
    N Field Co., Ltd.....................................  2,600   20,541
    NAC Co., Ltd.........................................  2,300   21,705
    Nagatanien Holdings Co., Ltd.........................  2,700   58,400
    Nagawa Co., Ltd......................................  1,400   69,132
    Naigai Trans Line, Ltd...............................  1,400   18,066
#   Nakamoto Packs Co., Ltd..............................    400    5,895
*   Nakamura Choukou Co., Ltd............................    200    1,472
    Nakanishi, Inc....................................... 16,800  288,755
    ND Software Co., Ltd.................................  1,000   12,033
    NET One Systems Co., Ltd............................. 12,800  268,265
#   Newton Financial Consulting, Inc.....................    900   14,671
#   Nextage Co., Ltd.....................................  5,000   55,595
    Nexyz Group Corp.....................................  2,500   43,203
    NF Corp..............................................  1,000   14,297
    Nichias Corp......................................... 13,500  234,094

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Nichiban Co., Ltd....................................  3,000 $ 54,584
    Nichiha Corp.........................................  6,300  161,474
    NichiiGakkan Co., Ltd................................ 10,500   93,195
    Nihon Chouzai Co., Ltd...............................  1,600   49,326
    Nihon Flush Co., Ltd.................................  2,400   40,790
    Nihon House Holdings Co., Ltd........................  7,400   28,994
    Nihon Parkerizing Co., Ltd...........................    400    4,733
    Nikkiso Co., Ltd.....................................  4,000   37,172
    Nippon Air Conditioning Services Co., Ltd............  5,100   30,010
#   Nippon Carbon Co., Ltd...............................  3,100  123,241
    Nippon Commercial Development Co., Ltd...............  2,300   32,039
    Nippon Computer Dynamics Co., Ltd....................  1,900   20,090
    Nippon Concept Corp..................................  1,100    9,908
    Nippon Gas Co., Ltd..................................  8,100  297,986
#   Nippon Kodoshi Corp..................................  1,300   19,622
    Nippon Parking Development Co., Ltd.................. 52,400   75,670
#*  Nippon Sharyo, Ltd...................................  1,300   29,311
    Nippon Suisan Kaisha, Ltd............................ 16,700  103,153
    Nippon Systemware Co., Ltd...........................  1,600   26,450
    Nipro Corp...........................................  3,700   49,654
    Nishio Rent All Co., Ltd.............................  3,600  113,037
#   Nissei ASB Machine Co., Ltd..........................  2,300   81,656
#   Nittoc Construction Co., Ltd.........................  4,800   27,701
    Noevir Holdings Co., Ltd.............................  3,900  166,980
    Nohmi Bosai, Ltd.....................................    500    8,438
    Nojima Corp..........................................  7,100  140,165
    Nomura Co., Ltd......................................  9,800  266,913
    NS Tool Co., Ltd.....................................  2,200   50,637
    NSD Co., Ltd.........................................  8,600  182,669
#   Oat Agrio Co., Ltd...................................    400    7,621
    Obara Group, Inc.....................................  3,000   98,278
    Oenon Holdings, Inc.................................. 11,500   36,983
    Ohsho Food Service Corp..............................  3,200  214,688
*   Oisix ra daichi, Inc.................................  4,500   68,960
    Okada Aiyon Corp.....................................  1,600   21,729
#   Okamoto Industries, Inc..............................  2,500  128,447
    Oki Electric Industry Co., Ltd....................... 19,800  255,741
    Okinawa Cellular Telephone Co........................  2,800   99,278
    OKUMA Corp...........................................    600   31,033
    Ootoya Holdings Co., Ltd.............................  1,500   30,870
*   Open Door, Inc.......................................  1,900   49,358
#   Optex Group Co., Ltd.................................  8,120  142,742
    Oriental Consultants Holdings Co., Ltd...............    700   11,796
    Oro Co., Ltd.........................................    500   20,465
    Osaka Soda Co., Ltd..................................    700   16,031
    OSAKA Titanium Technologies Co., Ltd.................  4,400   67,658
    OSG Corp.............................................  7,200  147,362
    OSJB Holdings Corp................................... 31,600   88,145
#   Outsourcing, Inc..................................... 28,200  323,754
    PAL GROUP Holdings Co., Ltd..........................  2,600   71,642
#   PAPYLESS Co., Ltd....................................  1,400   31,949
    Paraca, Inc..........................................  1,800   27,098
    Pasona Group, Inc....................................  3,300   41,821
    PCI Holdings, Inc....................................    900   19,488
    Penta-Ocean Construction Co., Ltd.................... 63,400  372,190
#   Pepper Food Service Co., Ltd.........................  2,500   59,137
*   Phil Co., Inc........................................    400   17,571
    PIA Corp.............................................  1,400   44,724
    Poletowin Pitcrew Holdings, Inc......................  8,600   68,837

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Pressance Corp.......................................  2,800 $ 38,133
    Prestige International, Inc.......................... 12,000  143,198
    Prima Meat Packers, Ltd..............................  6,900  130,643
    Pronexus, Inc........................................  2,000   18,249
    Pro-Ship, Inc........................................  1,200   14,874
    Proto Corp...........................................  2,300   32,072
#   PS Mitsubishi Construction Co., Ltd..................  4,100   21,772
    Qol Holdings Co., Ltd................................  5,400   84,367
    Quick Co., Ltd.......................................  2,900   37,352
    Raccoon Holdings, Inc................................  3,500   22,122
    Raito Kogyo Co., Ltd.................................  9,500  116,119
    Rakus Co., Ltd.......................................  3,400   60,274
    Raysum Co., Ltd......................................  2,700   27,263
#   RECOMM Co., Ltd...................................... 11,900   20,906
    Relia, Inc........................................... 10,100   88,095
    Remixpoint, Inc......................................  4,900   18,786
    Renaissance, Inc.....................................  2,600   47,063
*   RENOVA, Inc..........................................  6,200   60,766
#   Resol Holdings Co., Ltd..............................    500   18,277
    Resorttrust, Inc..................................... 19,600  274,771
    Rheon Automatic Machinery Co., Ltd...................  5,200   65,775
    Ride On Express Holdings Co., Ltd....................  1,500   17,145
#   Ringer Hut Co., Ltd..................................  5,500  117,728
    Riso Kagaku Corp.....................................  5,800   87,667
    Riso Kyoiku Co., Ltd................................. 28,800  117,845
    Rock Field Co., Ltd..................................  3,300   45,363
    Rokko Butter Co., Ltd................................  2,400   43,659
    Roland DG Corp.......................................  4,400   85,712
    Rorze Corp...........................................  2,100   31,559
    Round One Corp....................................... 15,800  179,768
    Royal Holdings Co., Ltd..............................  7,000  170,711
#*  Rozetta Corp.........................................  1,300   25,170
#   RS Technologies Co., Ltd.............................  1,000   25,399
    S Foods, Inc.........................................  4,200  152,443
#   S&B Foods, Inc.......................................    800   30,084
#   Sagami Rubber Industries Co., Ltd....................  2,000   33,623
    Saison Information Systems Co., Ltd..................  1,200   15,465
    Saizeriya Co., Ltd...................................  6,900  131,113
    Sakai Moving Service Co., Ltd........................  2,600  141,937
    Sakura Internet, Inc.................................  3,800   16,671
    SAMTY Co., Ltd.......................................  2,500   35,083
    San-A Co., Ltd.......................................    300   11,932
#*  Sanix, Inc...........................................  9,100   17,129
    Sankyo Frontier Co., Ltd.............................  1,100   38,403
#   Sapporo Holdings, Ltd................................  3,300   75,357
    Sato Foods Co., Ltd..................................    600   16,964
    Sato Holdings Corp...................................  6,400  151,482
    Sawai Pharmaceutical Co., Ltd........................    500   25,766
    SBS Holdings, Inc....................................  4,200   61,535
#   Scala, Inc...........................................  3,700   25,459
    SEC Carbon, Ltd......................................    400   37,672
    Seed Co., Ltd........................................  3,000   35,759
    Seiren Co., Ltd...................................... 11,100  185,377
    Senko Group Holdings Co., Ltd........................ 13,100  106,712
#   SFP Holdings Co., Ltd................................  1,900   28,056
#*  Sharingtechnology, Inc...............................  2,000   24,757
    Shibaura Electronics Co., Ltd........................  1,400   48,548
    Shibuya Corp.........................................  2,700   89,878
    Shidax Corp..........................................  6,500   20,483

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
#*  SHIFT, Inc...........................................  1,200 $ 52,981
    Shinnihon Corp.......................................  6,600   60,831
#   Shinwa Co., Ltd......................................  2,000   38,199
    Ship Healthcare Holdings, Inc........................  3,100  117,247
#   Shoei Co., Ltd.......................................  2,300   79,479
    Shoei Foods Corp.....................................  2,100   50,788
    Showa Corp...........................................  3,900   50,287
    Showa Sangyo Co., Ltd................................  3,700   97,224
    SIGMAXYZ, Inc........................................  2,800   21,517
#   Siix Corp............................................  7,100   99,824
    Sinfonia Technology Co., Ltd.........................  3,200   39,981
    SK-Electronics Co., Ltd..............................  1,900   31,142
    SMS Co., Ltd......................................... 16,400  270,529
    Snow Peak, Inc.......................................  1,600   18,311
    Softbank Technology Corp.............................  3,200   60,299
    Softbrain Co., Ltd...................................  5,500   26,352
    Softcreate Holdings Corp.............................  1,100   13,410
    Software Service, Inc................................    800   64,667
    Sogo Medical Holdings Co., Ltd.......................  2,300   38,995
    Solasto Corp......................................... 10,900  102,900
#   SoldOut, Inc.........................................    800   28,614
#   Soliton Systems K.K..................................  1,900   14,760
#   Sourcenext Corp...................................... 13,400   65,792
    Space Value Holdings Co., Ltd........................  5,000   43,264
    Sparx Group Co., Ltd................................. 25,500   43,607
#   S-Pool, Inc..........................................  2,700   40,897
    SRA Holdings.........................................  2,500   60,079
    Srg Takamiya Co., Ltd................................  3,600   22,285
    SRS Holdings Co., Ltd................................  5,000   44,576
    St Marc Holdings Co., Ltd............................  3,600   81,896
    Star Mica Co., Ltd...................................  1,700   22,588
#   Star Micronics Co., Ltd..............................  8,100  118,983
    Starts Corp., Inc....................................  7,300  163,832
    St-Care Holding Corp.................................  1,100    5,204
    Stella Chemifa Corp..................................  2,300   60,902
    Step Co., Ltd........................................  1,200   13,877
#   Strike Co., Ltd......................................  1,500   27,900
    Studio Alice Co., Ltd................................  2,200   49,184
#   Sumida Corp..........................................  5,500   61,772
    Sumitomo Mitsui Construction Co., Ltd................ 38,780  247,647
    Sumitomo Osaka Cement Co., Ltd.......................  1,700   75,427
    Sumitomo Seika Chemicals Co., Ltd....................  1,100   43,620
    Sun Frontier Fudousan Co., Ltd.......................  3,100   34,097
    Sushiro Global Holdings, Ltd.........................  3,900  228,394
#*  Synchro Food Co., Ltd................................  1,800   10,796
    System Research Co., Ltd.............................    500   13,951
    Systena Corp......................................... 16,900  186,881
    Syuppin Co., Ltd.....................................  4,200   26,745
    Taiyo Holdings Co., Ltd..............................  4,100  124,830
    Takagi Seiko Corp....................................    600   27,392
#   Takara Leben Co., Ltd................................  6,000   18,829
    Take And Give Needs Co., Ltd.........................    900   15,230
    Takemoto Yohki Co., Ltd..............................  1,400   18,852
    Takeuchi Manufacturing Co., Ltd......................  7,700  140,276
#   Tama Home Co., Ltd...................................  2,700   30,709
    Tanseisha Co., Ltd...................................  9,100   96,914
    Tayca Corp...........................................  3,000   48,702
#   Tazmo Co., Ltd.......................................  1,100    7,939
    TDC Soft, Inc........................................  4,100   30,097

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
JAPAN -- (Continued)
    Tear Corp............................................  1,700 $  9,570
    TechMatrix Corp......................................  2,600   43,872
    TechnoPro Holdings, Inc..............................  9,100  478,210
    Tecnos Japan, Inc....................................  3,400   24,458
#   Tenpos Holdings Co., Ltd.............................  1,600   30,530
#*  Terilogy Co., Ltd....................................  1,600   18,158
    T-Gaia Corp..........................................  4,800   93,624
    TKC Corp.............................................    600   21,148
    Tocalo Co., Ltd...................................... 14,100  120,443
    Toei Animation Co., Ltd..............................  2,400  103,963
    Toho Titanium Co., Ltd...............................  6,800   62,172
    Tokai Corp...........................................  3,300   85,804
    TOKAI Holdings Corp.................................. 21,800  174,403
    Token Corp...........................................    640   37,726
    Tokuyama Corp........................................ 13,200  308,079
#*  Tokyo Base Co., Ltd..................................  3,600   27,872
    Tokyo Individualized Educational Institute, Inc......  3,400   41,803
    Tokyo Seimitsu Co., Ltd..............................  8,500  248,927
    Tokyu Construction Co., Ltd.......................... 19,100  177,819
    Tomy Co., Ltd........................................ 18,900  200,177
    Topcon Corp.......................................... 24,900  335,792
    Toridoll Holdings Corp...............................  5,400   98,591
#   Torikizoku Co., Ltd..................................  1,400   22,678
    Toshiba TEC Corp.....................................  6,100  146,464
    Tosho Co., Ltd.......................................  3,500  107,003
#   Totech Corp..........................................  1,400   28,148
    Totetsu Kogyo Co., Ltd...............................  5,300  142,828
#   Tow Co., Ltd.........................................  5,300   34,733
    Towa Pharmaceutical Co., Ltd.........................  2,100  147,568
    Toyo Tire & Rubber Co., Ltd..........................  3,200   44,984
    Trancom Co., Ltd.....................................  1,700  104,563
    Transaction Co., Ltd.................................  1,800   12,034
    Tri Chemical Laboratories, Inc.......................  1,600   68,911
    Trust Tech, Inc......................................  1,900   56,797
    Tsubaki Nakashima Co., Ltd...........................  9,700  160,607
    Tsugami Corp.........................................  8,000   52,543
    Tsukui Corp.......................................... 13,000   96,154
    Ulvac, Inc...........................................  9,500  313,376
    UMC Electronics Co., Ltd.............................    800   12,026
    Umenohana Co., Ltd...................................  1,000   23,243
    United Arrows, Ltd...................................  5,500  195,264
    United Super Markets Holdings, Inc................... 12,600  134,852
*   Unitika, Ltd......................................... 14,200   67,176
    Urbanet Corp. Co., Ltd...............................  4,400   13,557
#*  UT Group Co., Ltd....................................  6,200  121,744
    V Technology Co., Ltd................................  1,200  171,307
    Valor Holdings Co., Ltd..............................  8,900  216,143
    Valqua, Ltd..........................................  3,300   64,369
    Value HR Co., Ltd....................................    500    8,290
    ValueCommerce Co., Ltd...............................  3,700   57,730
*   V-Cube, Inc..........................................  3,100   10,591
    Vector, Inc..........................................  7,000   91,237
    VeriServe Corp.......................................    900   41,220
    Vertex Corp..........................................  1,060   11,050
#*  VIA Holdings, Inc....................................  3,800   22,922
    VINX Corp............................................  1,200   13,829
*   Vision, Inc..........................................  2,000   75,415
    Vitec Holdings Co., Ltd..............................  1,400   24,490
    VT Holdings Co., Ltd................................. 19,500   76,831

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------ -----------
JAPAN -- (Continued)
    Wacom Co., Ltd....................................... 32,700 $   144,826
    Waseda Academy Co., Ltd..............................  1,100      20,268
    Watahan & Co., Ltd...................................  1,000      18,616
    WATAMI Co., Ltd......................................  5,600      71,945
    WDB Holdings Co., Ltd................................  1,600      37,830
    Weathernews, Inc.....................................  1,500      39,893
    West Holdings Corp...................................  3,500      36,619
    Will Group, Inc......................................  2,700      23,074
    WIN-Partners Co., Ltd................................  3,900      35,944
    World Holdings Co., Ltd..............................  1,900      47,342
    Wowow, Inc...........................................  1,300      33,847
    Yakuodo Co., Ltd.....................................  2,100      48,988
    YAMADA Consulting Group Co., Ltd.....................  3,500      55,833
#   Yamaichi Electronics Co., Ltd........................  4,400      52,490
#   YA-MAN, Ltd..........................................  6,900      85,104
    Yamazen Corp......................................... 13,700     137,734
    Yaoko Co., Ltd.......................................    400      20,973
    Yasunaga Corp........................................  1,900      24,100
    Yokogawa Bridge Holdings Corp........................  2,700      49,256
    Yokowo Co., Ltd......................................  3,100      41,112
    Yomiuri Land Co., Ltd................................    500      17,340
#   Yoshinoya Holdings Co., Ltd..........................  7,700     121,906
    Yossix Co., Ltd......................................    600      15,409
    Yuasa Trading Co., Ltd...............................  1,099      32,186
    Yume No Machi Souzou Iinkai Co., Ltd.................  3,600      48,506
    Yumeshin Holdings Co., Ltd........................... 11,300      85,365
    Zenrin Co., Ltd......................................  8,650     219,402
*   ZIGExN Co., Ltd...................................... 15,000      78,918
                                                                 -----------
TOTAL JAPAN..............................................         43,693,784
                                                                 -----------
NETHERLANDS -- (2.1%)
    Aalberts Industries NV............................... 14,656     513,326
    AMG Advanced Metallurgical Group NV..................  6,941     250,931
*   Basic-Fit NV.........................................  7,198     220,212
#   BE Semiconductor Industries NV....................... 16,816     436,123
    Corbion NV........................................... 14,030     397,375
    Flow Traders.........................................  7,567     233,870
    ForFarmers NV........................................  6,796      66,061
    GrandVision NV....................................... 10,812     241,063
    IMCD NV..............................................  5,832     425,609
    Kendrion NV..........................................    791      19,285
    Nederland Apparatenfabriek...........................  1,191      59,156
*   OCI NV...............................................  7,716     163,175
#   PostNL NV............................................ 49,880     128,880
#   SIF Holding NV.......................................  2,332      23,705
    Sligro Food Group NV.................................  5,473     206,452
    TKH Group NV.........................................  8,056     389,074
*   TomTom NV............................................ 25,580     228,988
                                                                 -----------
TOTAL NETHERLANDS........................................          4,003,285
                                                                 -----------
NEW ZEALAND -- (0.6%)
    Freightways, Ltd..................................... 28,654     150,239
    Hallenstein Glasson Holdings, Ltd.................... 11,405      31,535
    Mainfreight, Ltd.....................................  6,331     137,943
    NZX, Ltd............................................. 57,739      39,951
    Restaurant Brands New Zealand, Ltd................... 20,434     120,865
    Scales Corp., Ltd....................................  3,697      11,257
    SKYCITY Entertainment Group, Ltd..................... 26,987      71,723

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
NEW ZEALAND -- (Continued)
*   Synlait Milk, Ltd....................................  13,013 $   83,228
    Tourism Holdings, Ltd................................  18,880     63,765
#   Trade Me Group, Ltd..................................  47,867    209,997
    Z Energy, Ltd........................................  44,935    186,581
                                                                  ----------
TOTAL NEW ZEALAND........................................          1,107,084
                                                                  ----------
NORWAY -- (1.1%)
    ABG Sundal Collier Holding ASA....................... 115,530     59,897
    AF Gruppen ASA.......................................   8,115    133,289
*   Aker Solutions ASA...................................  10,834     59,140
    AKVA GROUP ASA.......................................   1,278     10,304
    Atea ASA.............................................  18,883    260,932
    Austevoll Seafood ASA................................   4,603     58,783
    Borregaard ASA.......................................  24,395    216,779
    Data Respons ASA.....................................  12,959     38,418
    DNO ASA.............................................. 147,135    282,999
    Europris ASA.........................................  42,180    135,775
    Grieg Seafood ASA....................................  11,611    150,024
    Kongsberg Gruppen ASA................................   3,398     47,367
#   Norway Royal Salmon ASA..............................   3,133     75,656
*   Norwegian Finans Holding ASA.........................   3,225     26,537
    Scatec Solar ASA.....................................  18,640    186,350
    Solon Eiendom ASA....................................   3,821     16,321
    Spectrum ASA.........................................   7,426     35,172
    Veidekke ASA.........................................  26,327    287,483
                                                                  ----------
TOTAL NORWAY.............................................          2,081,226
                                                                  ----------
PORTUGAL -- (0.4%)
    Altri SGPS SA........................................  17,945    148,486
    CTT-Correios de Portugal SA..........................  40,087    144,335
    Navigator Co. SA (The)...............................  20,047     98,086
    NOS SGPS SA..........................................  65,495    424,855
    Semapa-Sociedade de Investimento e Gestao............     241      4,211
                                                                  ----------
TOTAL PORTUGAL...........................................            819,973
                                                                  ----------
SINGAPORE -- (0.8%)
    AEM Holdings, Ltd....................................  45,200     32,982
#   Best World International, Ltd........................  80,500    160,004
    Boustead Singapore, Ltd..............................  31,700     18,602
    BreadTalk Group, Ltd.................................  21,200     13,858
    China Sunsine Chemical Holdings, Ltd.................  27,000     26,203
    CSE Global, Ltd......................................  69,000     22,107
    Delfi, Ltd...........................................  46,100     50,027
#   First Resources, Ltd.................................  99,000    125,854
    Food Empire Holdings, Ltd............................  19,800      8,020
    Geo Energy Resources, Ltd............................  83,500     12,381
    Golden Energy & Resources, Ltd.......................  34,200      6,228
    Health Management International, Ltd.................  52,961     21,504
    Hi-P International, Ltd..............................  22,800     15,778
    iFAST Corp., Ltd.....................................  38,300     32,216
    Japfa, Ltd...........................................  85,300     52,817
    M1, Ltd..............................................  82,400    125,563
    Mandarin Oriental International, Ltd.................  31,500     60,860
*   mm2 Asia, Ltd........................................ 107,900     26,097
    Oxley Holdings, Ltd..................................  66,120     14,756
#   Q&M Dental Group Singapore, Ltd......................  40,500     15,060
    Raffles Medical Group, Ltd........................... 173,806    143,591
    Riverstone Holdings, Ltd.............................  63,400     52,727

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SINGAPORE -- (Continued)
    Sheng Siong Group, Ltd...............................  98,400 $   81,211
    Singapore Post, Ltd.................................. 269,700    197,721
    StarHub, Ltd......................................... 105,900    140,338
#   UMS Holdings, Ltd....................................  49,750     23,786
    Valuetronics Holdings, Ltd...........................  45,430     23,883
                                                                  ----------
TOTAL SINGAPORE..........................................          1,504,174
                                                                  ----------
SPAIN -- (2.3%)
*   Amper SA............................................. 177,945     58,083
    Atresmedia Corp. de Medios de Comunicacion SA........  17,001     82,514
    Bolsas y Mercados Espanoles SHMSF SA.................  16,093    486,305
    Cellnex Telecom SA...................................  20,534    578,640
    Cia de Distribucion Integral Logista Holdings SA.....  11,747    303,341
    CIE Automotive SA....................................  15,213    427,260
    Elecnor SA...........................................   3,887     54,688
    Ence Energia y Celulosa SA...........................  23,376    181,519
*   Fomento de Construcciones y Contratas SA.............  14,270    211,179
*   Grupo Empresarial San Jose SA........................   5,264     34,643
#*  Grupo Ezentis SA.....................................  56,497     38,376
*   Indra Sistemas SA....................................  25,407    261,412
*   Masmovil Ibercom SA..................................   8,063    175,815
    Mediaset Espana Comunicacion SA......................  26,601    187,420
    Prosegur Cia de Seguridad SA.........................  44,883    242,967
*   Solaria Energia y Medio Ambiente SA..................  14,236     87,993
    Vidrala SA...........................................   3,353    307,632
#   Viscofan SA..........................................   7,149    398,529
    Zardoya Otis SA......................................  42,030    332,998
                                                                  ----------
TOTAL SPAIN..............................................          4,451,314
                                                                  ----------
SWEDEN -- (2.8%)
#   AddLife AB, Class B..................................   4,533    109,994
    AddTech AB, Class B..................................  14,090    278,076
    Avanza Bank Holding AB...............................   6,389    290,635
    Beijer Alma AB.......................................   9,639    146,705
    Beijer Ref AB........................................  15,712    238,558
    Bilia AB, Class A....................................  19,888    174,965
    BioGaia AB, Class B..................................   4,621    187,888
    Biotage AB...........................................  14,547    186,735
    Concentric AB........................................   8,601    124,542
    Dustin Group AB......................................  10,814     97,346
    eWork Group AB.......................................   2,192     19,499
#   Fagerhult AB.........................................  11,404     92,865
    Fenix Outdoor International AG.......................     968     96,011
    HIQ International AB.................................   3,898     24,391
    HMS Networks AB......................................   4,336     57,248
    Indutrade AB.........................................     697     17,531
    Kindred Group P.L.C..................................  43,645    449,323
    KNOW IT AB...........................................   4,265     77,267
    Lagercrantz Group AB, Class B........................  15,403    168,311
    Loomis AB, Class B...................................   2,923    104,874
#   Mycronic AB..........................................  13,519    173,070
    Nederman Holding AB..................................   3,565     37,854
    NetEnt AB............................................  49,671    240,558
    Nobina AB............................................  22,641    155,282
    Nolato AB, Class B...................................   4,171    192,061
    OEM International AB, Class B........................   2,771     57,257
*   Orexo AB.............................................   5,366     43,658
    Oriflame Holding AG..................................   6,626    147,398

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SWEDEN -- (Continued)
    Proact IT Group AB...................................   2,175 $   45,283
#*  RaySearch Laboratories AB............................   5,136     57,688
    Scandi Standard AB...................................   5,437     37,516
    Sectra AB, Class B...................................   5,213    126,911
    SkiStar AB...........................................  10,441    126,903
    Sweco AB, Class B....................................     460      9,440
    Thule Group AB.......................................  23,749    484,866
#   Troax Group AB.......................................   3,821    117,376
    Vitrolife AB.........................................  15,088    266,518
                                                                  ----------
TOTAL SWEDEN.............................................          5,262,403
                                                                  ----------
SWITZERLAND -- (4.4%)
    APG SGA SA...........................................     378    127,231
    Ascom Holding AG.....................................  10,273    131,920
    Belimo Holding AG....................................     117    507,935
    Bobst Group SA.......................................     869     70,233
    Bossard Holding AG, Class A..........................   1,650    260,244
#   Burkhalter Holding AG................................   1,198    101,549
    Cembra Money Bank AG.................................   7,307    630,993
    Coltene Holding AG...................................     965     92,151
    dormakaba Holding AG.................................     900    592,880
    Emmi AG..............................................     213    179,842
    Forbo Holding AG.....................................     336    468,483
    Georg Fischer AG.....................................     490    434,333
    Gurit Holding AG.....................................      21     19,507
    Inficon Holding AG...................................     551    293,108
    Interroll Holding AG.................................     191    345,570
    Kardex AG............................................   1,838    242,410
    Komax Holding AG.....................................   1,048    277,831
    LEM Holding SA.......................................     118    141,306
    Logitech International SA............................   1,236     45,093
    Mobilezone Holding AG................................  10,073    108,488
    Panalpina Welttransport Holding AG...................   3,052    537,009
    Schaffner Holding AG.................................     127     32,727
    SFS Group AG.........................................   4,622    371,969
    Siegfried Holding AG.................................   1,088    383,761
    Sulzer AG............................................   4,363    400,768
    Sunrise Communications Group AG......................   9,190    774,788
#   VAT Group AG.........................................   5,678    587,897
    VZ Holding AG........................................     692    183,487
#   Ypsomed Holding AG...................................     835     96,774
                                                                  ----------
TOTAL SWITZERLAND........................................          8,440,287
                                                                  ----------
UNITED KINGDOM -- (17.5%)
    4imprint Group P.L.C.................................   5,878    153,123
    888 Holdings P.L.C...................................  57,126    125,885
    A.G. Barr P.L.C......................................  24,660    243,965
    Air Partner P.L.C....................................   7,145      8,419
    Ashmore Group P.L.C..................................  79,233    420,557
*   ASOS P.L.C...........................................   4,231    183,472
    Auto Trader Group P.L.C.............................. 191,532  1,149,451
    Avon Rubber P.L.C....................................   7,301    115,601
    B&M European Value Retail SA......................... 188,065    800,797
    Bodycote P.L.C.......................................  27,806    277,811
*   Boohoo Group P.L.C................................... 152,047    375,719
    Brewin Dolphin Holdings P.L.C........................  64,538    253,516
    Britvic P.L.C........................................  59,087    682,511
    Burford Capital, Ltd.................................  23,180    559,641

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
UNITED KINGDOM -- (Continued)
    Card Factory P.L.C...................................  67,542 $159,835
    City of London Investment Group P.L.C................   3,921   20,091
    Clipper Logistics P.L.C..............................   8,596   27,122
    Computacenter P.L.C..................................  15,630  214,649
    Connect Group P.L.C..................................  39,116   20,499
    ConvaTec Group P.L.C................................. 194,915  365,438
    Costain Group P.L.C..................................  17,461   89,317
    Cranswick P.L.C......................................  10,579  400,914
    CVS Group P.L.C......................................   8,065   42,635
    Devro P.L.C..........................................  12,364   25,231
    Dignity P.L.C........................................  11,301  109,051
    Diploma P.L.C........................................  26,636  444,655
    Domino's Pizza Group P.L.C........................... 104,560  364,018
    Dunelm Group P.L.C...................................  23,513  222,926
    Electrocomponents P.L.C..............................  90,631  646,947
    EMIS Group P.L.C.....................................  10,197  119,988
    Entertainment One, Ltd...............................  78,354  405,583
    Euromoney Institutional Investor P.L.C...............   8,742  142,165
    Evraz P.L.C..........................................  26,619  174,371
    FDM Group Holdings P.L.C.............................  18,865  203,878
    Ferrexpo P.L.C.......................................   4,677   15,885
    Fevertree Drinks P.L.C...............................  20,796  702,474
*   Findel P.L.C.........................................   9,958   24,794
    Forterra P.L.C.......................................  46,952  163,509
    G4S P.L.C............................................ 319,342  818,901
    Games Workshop Group P.L.C...........................   7,366  292,535
    Gamma Communications P.L.C...........................   5,340   57,638
    Go-Ahead Group P.L.C. (The)..........................  10,406  245,872
    Gocompare.Com Group P.L.C............................  11,694   11,371
    Greggs P.L.C.........................................  23,340  475,206
    Hastings Group Holdings P.L.C........................  40,123  110,469
    Hays P.L.C........................................... 301,872  598,575
    Hikma Pharmaceuticals P.L.C..........................  20,353  430,586
    Hill & Smith Holdings P.L.C..........................  16,243  235,478
    Hilton Food Group P.L.C..............................  16,003  195,112
    Hollywood Bowl Group P.L.C...........................  27,241   81,043
    HomeServe P.L.C......................................  66,050  817,427
    Howden Joinery Group P.L.C........................... 141,532  938,931
    Ibstock P.L.C........................................  32,784  104,403
    IG Group Holdings P.L.C..............................  79,108  659,247
    IMI P.L.C............................................  58,323  732,794
    Inmarsat P.L.C.......................................  67,643  328,386
    Integrated Diagnostics Holdings P.L.C................   4,075   16,366
    iomart Group P.L.C...................................  15,321   72,931
    IWG P.L.C............................................ 114,971  338,449
    J D Wetherspoon P.L.C................................  17,187  273,611
    James Fisher & Sons P.L.C............................  10,660  270,097
    James Halstead P.L.C.................................   7,836   47,328
    Jardine Lloyd Thompson Group P.L.C...................  23,397  583,006
    JD Sports Fashion P.L.C..............................  79,590  484,011
    John Menzies P.L.C...................................  16,505  120,819
    Johnson Service Group P.L.C..........................  49,372   85,293
    Jupiter Fund Management P.L.C........................  71,799  308,580
    Kainos Group P.L.C...................................  12,508   69,226
    KAZ Minerals P.L.C...................................  41,405  323,304
    KCOM Group P.L.C..................................... 117,054  106,390
    Liontrust Asset Management P.L.C.....................   5,533   42,118
    LSL Property Services P.L.C..........................   2,824    9,293
    Man Group P.L.C......................................  24,717   46,293

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
UNITED KINGDOM -- (Continued)
    Marshalls P.L.C......................................  45,170 $301,179
    McBride P.L.C........................................  39,875   70,293
    Merlin Entertainments P.L.C.......................... 147,001  651,438
    Midwich Group P.L.C..................................   4,228   30,876
    Mitie Group P.L.C....................................  60,517   92,362
    Moneysupermarket.com Group P.L.C..................... 119,061  473,511
    Morgan Advanced Materials P.L.C......................  57,923  202,624
    Morses Club P.L.C....................................   6,091   12,207
    Mortgage Advice Bureau Holdings, Ltd.................   4,572   36,380
    Motorpoint group P.L.C...............................  10,596   27,571
    Next Fifteen Communications Group P.L.C..............   9,695   59,816
    Nichols P.L.C........................................   1,497   31,476
*   Ocado Group P.L.C....................................   7,028   91,438
    On the Beach Group P.L.C.............................  24,850  143,453
    Oxford Instruments P.L.C.............................  12,629  149,017
    Pagegroup P.L.C......................................  76,459  443,361
*   Park Group P.L.C.....................................  10,000    9,856
    PayPoint P.L.C.......................................  15,890  177,372
    Petrofac, Ltd........................................  54,554  393,179
    Photo-Me International P.L.C.........................  62,058   77,606
    Polar Capital Holdings P.L.C.........................   8,173   50,571
    Polypipe Group P.L.C.................................  26,303  136,427
    Premier Asset Management Group P.L.C.................   7,248   18,851
    QinetiQ Group P.L.C..................................  85,986  342,180
    Redde P.L.C..........................................  50,916  121,128
    Renew Holdings P.L.C.................................   6,809   32,886
    Renishaw P.L.C.......................................   8,449  518,023
    Restaurant Group P.L.C. (The)........................  98,019  191,918
    Rhi Magnesita NV.....................................   2,062  115,417
    Ricardo P.L.C........................................   9,584   77,768
    Rightmove P.L.C...................................... 119,452  739,693
    River & Mercantile Group P.L.C.......................   6,028   17,662
    RM P.L.C.............................................   4,000   11,720
    Robert Walters P.L.C.................................  14,183   97,705
    Rotork P.L.C......................................... 192,481  694,739
    Savills P.L.C........................................  30,922  337,919
    Scapa Group P.L.C....................................  25,527  114,508
    Softcat P.L.C........................................  26,908  245,959
    SSP Group P.L.C...................................... 103,563  906,508
    Staffline Group P.L.C................................   3,672   32,268
    Stagecoach Group P.L.C...............................  94,957  193,525
    SThree P.L.C.........................................  24,142   86,781
    Synthomer P.L.C......................................  52,403  246,522
    # TalkTalk Telecom Group P.L.C....................... 142,360  208,701
    Tarsus Group P.L.C...................................  25,064   83,113
    Tate & Lyle P.L.C.................................... 100,166  904,177
    Ted Baker P.L.C......................................   6,555  161,250
    Telecom Plus P.L.C...................................  13,860  256,678
    Thomas Cook Group P.L.C.............................. 282,306  128,607
    Topps Tiles P.L.C....................................  24,408   21,138
    Ultra Electronics Holdings P.L.C.....................  11,039  185,847
    Victrex P.L.C........................................  18,805  564,681
    Vitec Group P.L.C. (The).............................   8,661  132,011
    Vp P.L.C.............................................   4,400   58,159
    Watkin Jones P.L.C...................................  26,138   79,615
    WH Smith P.L.C.......................................  24,129  619,388
    William Hill P.L.C................................... 113,237  262,154
    Wilmington PL.C......................................   4,671   11,436

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                            SHARES    VALUE>>
                                                            ------- ------------
UNITED KINGDOM -- (Continued)
      XP Power, Ltd........................................   3,182 $     85,521
                                                                    ------------
TOTAL UNITED KINGDOM.......................................           33,355,701
                                                                    ------------
TOTAL COMMON STOCKS........................................          180,329,496
                                                                    ------------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Jungheinrich AG......................................   6,563      199,201
      Sixt SE..............................................   4,187      267,942
      Villeroy & Boch AG...................................   1,484       22,725
                                                                    ------------
TOTAL GERMANY..............................................              489,868
                                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
SWEDEN -- (0.0%)
*     AddLife AB Rights 02/15/19...........................   4,533        5,511
                                                                    ------------
TOTAL INVESTMENT SECURITIES................................          180,824,875
                                                                    ------------

                                                                      VALUE+
                                                                    ------------
SECURITIES LENDING COLLATERAL -- (5.2%)
@(S)  DFA Short Term Investment Fund....................... 854,483    9,887,220
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $181,299,051)^^..................................           $190,712,095
                                                                    ============

As of January 31, 2019, International Small Cap Growth Portfolio had entered into the following outstanding futures contracts:

                                                                   UNREALIZED
                          NUMBER OF EXPIRATION NOTIONAL  MARKET   APPRECIATION
DESCRIPTION               CONTRACTS    DATE     VALUE    VALUE   (DEPRECIATION)
-----------               --------- ---------- -------- -------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...    2       03/15/19  $250,199 $270,450    $20,251
                                               -------- --------    -------
TOTAL FUTURES CONTRACTS..                      $250,199 $270,450    $20,251
                                               ======== ========    =======

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------
                                 LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                               ----------- ----------- ------- -----------
Common Stocks
   Australia..................          -- $11,687,170   --    $11,687,170
   Austria....................          --   2,060,491   --      2,060,491
   Belgium....................          --   2,579,724   --      2,579,724
   Canada..................... $17,452,009          --   --     17,452,009
   Denmark....................          --   2,934,162   --      2,934,162
   Finland....................          --   4,157,306   --      4,157,306
   France.....................          --   8,405,230   --      8,405,230
   Germany....................          --  12,376,596   --     12,376,596
   Hong Kong..................          --   4,267,575   --      4,267,575
   Ireland....................          --     566,414   --        566,414
   Israel.....................          --   1,838,550   --      1,838,550
   Italy......................          --   7,285,038   --      7,285,038
   Japan......................          --  43,693,784   --     43,693,784
   Netherlands................          --   4,003,285   --      4,003,285

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------
                                 LEVEL 1       LEVEL 2    LEVEL 3    TOTAL
                               -----------   ------------ ------- ------------
   New Zealand................          --   $  1,107,084   --    $  1,107,084
   Norway.....................          --      2,081,226   --       2,081,226
   Portugal...................          --        819,973   --         819,973
   Singapore..................          --      1,504,174   --       1,504,174
   Spain......................          --      4,451,314   --       4,451,314
   Sweden.....................          --      5,262,403   --       5,262,403
   Switzerland................          --      8,440,287   --       8,440,287
   United Kingdom.............          --     33,355,701   --      33,355,701
Preferred Stocks
   Germany....................          --        489,868   --         489,868
Rights/Warrants
   Sweden.....................          --          5,511   --           5,511
Securities Lending
  Collateral..................          --      9,887,220   --       9,887,220
Futures Contracts**........... $    20,251             --   --          20,251
                               -----------   ------------   --    ------------
TOTAL......................... $17,472,260   $173,260,086   --    $190,732,346
                               ===========   ============   ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                       DFA SOCIAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ -----------
                                                          (000)
                                                          ------
AGENCY OBLIGATIONS -- `(18.0%)
Federal Home Loan Bank
    1.875%, 03/13/20.....................................   440  $   436,479
    4.125%, 03/13/20.....................................   500      508,772
    1.875%, 11/29/21..................................... 1,700    1,673,436
    2.625%, 12/10/21..................................... 1,500    1,504,302
    2.250%, 03/11/22..................................... 1,500    1,487,079
    3.250%, 03/08/24.....................................   250      257,327
    2.875%, 06/14/24.....................................   700      708,602
    5.375%, 08/15/24.....................................   800      913,275
    2.875%, 09/13/24..................................... 2,500    2,521,532
    2.750%, 12/13/24..................................... 2,700    2,713,127
    5.750%, 06/12/26.....................................   200      238,407
    3.000%, 09/11/26..................................... 1,000    1,007,363
    3.250%, 06/09/28.....................................   500      508,233
Federal Home Loan Mortgage Corp.
    6.750%, 09/15/29.....................................   700      930,995
    6.750%, 03/15/31.....................................   450      612,833
    6.250%, 07/15/32.....................................   800    1,071,586
Federal National Mortgage Association
    2.000%, 01/05/22..................................... 2,000    1,971,694
    2.375%, 01/19/23..................................... 1,500    1,492,817
    2.625%, 09/06/24..................................... 3,600    3,601,303
    2.125%, 04/24/26..................................... 2,800    2,685,049
    1.875%, 09/24/26..................................... 3,700    3,467,736
    6.250%, 05/15/29..................................... 1,380    1,762,776
    7.125%, 01/15/30.....................................   500      685,568
    7.250%, 05/15/30.....................................   450      625,781
    6.625%, 11/15/30..................................... 3,100    4,171,149
Tennessee Valley Authority
    3.875%, 02/15/21..................................... 1,000    1,025,869
    2.875%, 09/15/24..................................... 1,249    1,260,629
    6.750%, 11/01/25.....................................   600      740,902
    2.875%, 02/01/27..................................... 2,000    1,985,472
    7.125%, 05/01/30..................................... 1,000    1,378,928
                                                                 -----------
TOTAL AGENCY OBLIGATIONS.................................         43,949,021
                                                                 -----------
BONDS -- (57.0%)
21st Century Fox America, Inc.
    3.000%, 09/15/22.....................................   180      179,861
    3.700%, 09/15/24.....................................   200      204,149
3M Co.
    2.875%, 10/15/27.....................................   850      826,590
ABB Finance USA, Inc.
    2.875%, 05/08/22.....................................   100       99,795
Activision Blizzard, Inc.
    3.400%, 06/15/27.....................................   100       94,519
Adobe, Inc.
    3.250%, 02/01/25.....................................   160      161,344
Advance Auto Parts, Inc.
#   4.500%, 12/01/23.....................................   200      204,914
Aetna, Inc.
    2.750%, 11/15/22.....................................   250      244,133
    3.500%, 11/15/24.....................................    50       49,512
Affiliated Managers Group, Inc.
    3.500%, 08/01/25.....................................   150      146,232
Aflac, Inc.
#   3.625%, 11/15/24.....................................   250      251,534
    3.250%, 03/17/25.....................................    50       49,174
Ahold Finance USA LLC
    6.875%, 05/01/29.....................................    40       47,244
Airbus SE
W   3.150%, 04/10/27.....................................   200      195,289
Albemarle Corp.
    4.150%, 12/01/24.....................................   200      202,915
Alimentation Couche-Tard, Inc.
W   3.550%, 07/26/27.....................................   600      571,094
Allstate Corp. (The)
    3.150%, 06/15/23.....................................   500      500,749
Alphabet, Inc.
    3.375%, 02/25/24.....................................   200      206,821
    1.998%, 08/15/26.....................................   200      185,583
Ameren Corp.
    3.650%, 02/15/26.....................................   294      289,643
American Express Credit Corp.
    3.300%, 05/03/27.....................................   700      698,547
American Honda Finance Corp.
    2.300%, 09/09/26.....................................   750      691,692
American International Group, Inc.
    4.125%, 02/15/24.....................................   350      357,976
    3.750%, 07/10/25.....................................   150      147,676
    3.900%, 04/01/26.....................................   200      198,213
American Water Capital Corp.
    2.950%, 09/01/27.....................................   100       95,389
Ameriprise Financial, Inc.
    4.000%, 10/15/23.....................................    30       30,856
    3.700%, 10/15/24.....................................   400      403,214
#   2.875%, 09/15/26.....................................   500      473,383
AmerisourceBergen Corp.
    3.450%, 12/15/27.....................................   200      188,947
Analog Devices, Inc.
    3.900%, 12/15/25.....................................   533      528,789
Anthem, Inc.
    3.500%, 08/15/24.....................................   150      149,683
    4.101%, 03/01/28.....................................   400      405,182
ANZ New Zealand International Ltd.
W   3.450%, 07/17/27.....................................   500      484,878

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


                                                                FACE
                                                               AMOUNT   VALUE+
                                                               ------ ----------
                                                               (000)
                                                               ------
Aon P.L.C.
     3.500%, 06/14/24.....................................       275  $  270,876
Apache Corp.
#    4.375%, 10/15/28.....................................       200     195,268
Apple, Inc.
     3.250%, 02/23/26.....................................       250     250,944
     2.450%, 08/04/26.....................................       695     659,815
     3.350%, 02/09/27.....................................     1,300   1,304,495
     3.000%, 06/20/27.....................................     1,000     976,902
     3.000%, 11/13/27.....................................       500     486,355
Applied Materials, Inc.
#    3.300%, 04/01/27.....................................       300     298,197
Arizona Public Service Co.
     3.150%, 05/15/25.....................................       100      98,251
Arrow Electronics, Inc.
     3.875%, 01/12/28.....................................       400     366,979
ASB Finance, Ltd.
     0.500%, 06/10/22..................................... EUR   225     256,901
Asian Development Bank
     2.000%, 01/22/25.....................................       150     144,763
AT&T, Inc.
     3.875%, 08/15/21.....................................       150     152,690
     3.000%, 02/15/22.....................................        50      49,706
     3.950%, 01/15/25.....................................       350     352,932
Australia & New Zealand Banking Group, Ltd.
     3.700%, 11/16/25.....................................       250     252,659
Autodesk, Inc.
     4.375%, 06/15/25.....................................       150     152,661
     3.500%, 06/15/27.....................................       845     800,246
Automatic Data Processing, Inc.
     3.375%, 09/15/25.....................................       600     615,132
AutoZone, Inc.
     2.500%, 04/15/21.....................................        70      68,357
     3.125%, 04/21/26.....................................       450     424,632
Avnet, Inc.
     4.625%, 04/15/26.....................................       250     246,036
AXIS Specialty Finance P.L.C.
     4.000%, 12/06/27.....................................       728     706,221
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
     3.337%, 12/15/27.....................................       600     565,798
Banco Santander SA
     3.800%, 02/23/28.....................................       200     187,120
Bank of America Corp.
     3.300%, 01/11/23.....................................       150     150,880
     4.000%, 04/01/24.....................................       136     139,958
(r)  3.419%, 12/20/28.....................................       120     115,731
Bank of New York Mellon Corp. (The)
     3.650%, 02/04/24.....................................       300     306,214
     2.800%, 05/04/26.....................................       500     480,141
Barclays P.L.C.
     4.375%, 01/12/26.....................................       500     491,490
Bemis Co., Inc.
     4.500%, 10/15/21.....................................       100     101,855
Berkshire Hathaway, Inc.
     3.125%, 03/15/26.....................................     2,057   2,046,706
Best Buy Co., Inc.
     4.450%, 10/01/28.....................................       500     475,802
BlackRock, Inc.
     3.375%, 06/01/22.....................................       100     101,541
     3.200%, 03/15/27.....................................       350     345,782
Booking Holdings, Inc.
     3.600%, 06/01/26.....................................       350     344,678
Boston Scientific Corp.
     3.850%, 05/15/25.....................................       200     203,012
BP Capital Markets America, Inc.
#    3.119%, 05/04/26.....................................       250     243,304
     3.017%, 01/16/27.....................................       400     384,248
BP Capital Markets P.L.C.
     3.535%, 11/04/24.....................................        50      51,156
BPCE SA
     0.375%, 10/05/23..................................... EUR   200     225,842
     4.000%, 04/15/24.....................................       500     508,696
Brown & Brown, Inc.
     4.200%, 09/15/24.....................................       240     239,825
Buckeye Partners L.P.
     3.950%, 12/01/26.....................................       225     203,636
Bunge, Ltd. Finance Corp.
     3.750%, 09/25/27.....................................       965     865,161
Burlington Northern Santa Fe LLC
#    3.000%, 04/01/25.....................................        75      74,245
CA, Inc.
     4.500%, 08/15/23.....................................       100     100,395
     4.700%, 03/15/27.....................................       250     239,718
Campbell Soup Co.
#    4.150%, 03/15/28.....................................        86      82,567
Canadian Natural Resources, Ltd.
#    3.850%, 06/01/27.....................................       500     489,560
Canadian Pacific Railway Co.
     2.900%, 02/01/25.....................................        50      48,291
Capital One Financial Corp.
     3.750%, 04/24/24.....................................        50      50,086
#    3.200%, 02/05/25.....................................       260     249,773
     3.750%, 03/09/27.....................................       700     676,153
Cardinal Health, Inc.
     4.625%, 12/15/20.....................................        75      77,004
#    3.410%, 06/15/27.....................................       500     465,895
CBS Corp.
     3.500%, 01/15/25.....................................       250     243,100
     2.900%, 01/15/27.....................................       704     638,494
CenterPoint Energy Resources Corp.
     4.000%, 04/01/28.....................................       200     202,437
Charles Schwab Corp. (The)
     3.200%, 03/02/27.....................................       700     683,739
Chevron Corp.
     2.419%, 11/17/20.....................................        50      49,955
     2.954%, 05/16/26.....................................     1,600   1,577,885

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------ ----------
                                                          (000)
                                                          ------
Chubb INA Holdings, Inc.
    3.350%, 05/15/24.....................................    50  $   50,342
Cigna Holding Co.
    3.250%, 04/15/25.....................................   250     244,199
Cincinnati Financial Corp.
    6.920%, 05/15/28.....................................   600     722,739
Cisco Systems, Inc.
    2.200%, 02/28/21.....................................    50      49,512
Citigroup, Inc.
    3.875%, 10/25/23.....................................   380     386,327
Clorox Co. (The)
#   3.900%, 05/15/28.....................................   750     766,413
CME Group, Inc.
    3.000%, 03/15/25.....................................    85      84,070
CMS Energy Corp.
    3.875%, 03/01/24.....................................   175     176,456
CNA Financial Corp.
    3.950%, 05/15/24.....................................   300     298,961
    4.500%, 03/01/26.....................................   280     284,731
Coca-Cola Co. (The)
    3.150%, 11/15/20.....................................    48      48,509
    3.200%, 11/01/23.....................................   600     612,766
    2.250%, 09/01/26.....................................   740     690,662
#   2.900%, 05/25/27.....................................   400     390,055
Colgate-Palmolive Co.
    3.250%, 03/15/24.....................................   100     101,117
Comcast Corp.
    3.375%, 08/15/25.....................................   500     501,367
    3.150%, 03/01/26.....................................   200     195,806
Commonwealth Bank of Australia
    2.400%, 11/02/20.....................................   250     247,355
#W  2.850%, 05/18/26.....................................   250     235,630
W   3.150%, 09/19/27.....................................   100      95,733
ConocoPhillips Co.
    4.950%, 03/15/26.....................................   250     273,540
ConocoPhillips Holding Co.
    6.950%, 04/15/29.....................................   614     778,822
Consolidated Edison Co. of New York, Inc.
    3.300%, 12/01/24.....................................   300     294,819
Cooperatieve Rabobank UA
    3.875%, 02/08/22.....................................    50      51,115
#   3.375%, 05/21/25..................................... 1,500   1,507,749
Costco Wholesale Corp.
    3.000%, 05/18/27..................................... 1,200   1,174,789
Cox Communications, Inc.
    3.500%, 08/15/27.....................................   400     380,415
Credit Suisse AG
    3.625%, 09/09/24.....................................   500     501,423
CRH America Finance, Inc.
W   3.950%, 04/04/28.....................................   200     191,483
CSX Corp.
    3.700%, 10/30/20.....................................    70      70,717
CVS Health Corp.
    2.750%, 12/01/22.....................................   200     195,411
    3.875%, 07/20/25.....................................   505     507,161
Deere & Co.
    5.375%, 10/16/29.....................................    80      92,664
Deutsche Bank AG
#   4.100%, 01/13/26.....................................   200     184,749
Discovery Communications LLC
W   3.500%, 06/15/22.....................................    50      49,541
    3.250%, 04/01/23.....................................    75      72,983
W   3.900%, 11/15/24.....................................   150     148,394
#   4.900%, 03/11/26.....................................   200     204,674
Dollar General Corp.
    3.250%, 04/15/23.....................................   100      98,756
    4.150%, 11/01/25.....................................   500     504,377
Dollar Tree, Inc.
    4.200%, 05/15/28.....................................   600     569,185
Dominion Energy Gas
    Holdings LLC................................................
#   2.800%, 11/15/20.....................................   250     248,950
Dow Chemical Co. (The)
    4.250%, 11/15/20.....................................   150     152,880
    3.000%, 11/15/22.....................................    30      29,856
    3.500%, 10/01/24.....................................   200     198,046
DTE Energy Co.
    2.850%, 10/01/26.....................................   750     695,310
Duke Energy Corp.
    3.750%, 04/15/24.....................................   275     279,644
DXC Technology Co.
    4.750%, 04/15/27.....................................   700     691,107
E*TRADE Financial Corp.
    2.950%, 08/24/22.....................................   300     291,918
    4.500%, 06/20/28.....................................   750     742,622
Eaton Corp.
#   3.103%, 09/15/27.....................................   400     383,576
    4.000%, 11/02/32.....................................   400     398,192
Eaton Vance Corp.
    3.500%, 04/06/27..................................... 1,500   1,460,044
eBay, Inc.
    2.600%, 07/15/22.....................................   175     169,970
Ecolab, Inc.
    2.700%, 11/01/26.....................................   500     475,217
Edison International
    4.125%, 03/15/28.....................................   400     351,043
Electricite de France SA
W   2.350%, 10/13/20.....................................    30      29,679
Electronic Arts, Inc.
    4.800%, 03/01/26.....................................   250     260,714
Emerson Electric Co.
    2.625%, 12/01/21.....................................   450     450,157
Enbridge, Inc.
    3.500%, 06/10/24.....................................   300     296,926
    3.700%, 07/15/27.....................................   500     491,751
Enel Finance International NV
W   3.500%, 04/06/28.....................................   200     176,330
W   4.875%, 06/14/29.....................................   200     196,254
Energy Transfer Operating L.P.
    4.750%, 01/15/26.....................................   200     200,775

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
                                                              ------
Enterprise Products Operating LLC
    3.900%, 02/15/24.....................................       200  $  204,182
EOG Resources, Inc.
    3.150%, 04/01/25.....................................       200     196,340
    4.150%, 01/15/26.....................................       100     104,480
EQT Corp.
#   3.900%, 10/01/27.....................................       600     543,417
Equinor ASA
    2.650%, 01/15/24.....................................       100      98,758
ERAC USA Finance LLC
W   3.850%, 11/15/24.....................................       200     199,330
European Investment Bank
    3.250%, 01/29/24.....................................       100     103,044
Eversource Energy
    2.500%, 03/15/21.....................................       100      98,282
Exelon Corp.
    2.850%, 06/15/20.....................................       150     149,155
    3.400%, 04/15/26.....................................       200     193,282
Express Scripts Holding Co.
    3.900%, 02/15/22.....................................        75      76,227
    3.500%, 06/15/24.....................................       250     247,673
    3.400%, 03/01/27.....................................        56      53,833
Exxon Mobil Corp.
#   2.222%, 03/01/21.....................................        50      49,599
FedEx Corp.
    2.625%, 08/01/22.....................................       100      97,861
    1.000%, 01/11/23..................................... EUR   200     231,525
#   3.200%, 02/01/25.....................................       300     291,997
Fidelity National Information Services, Inc.
    5.000%, 10/15/25.....................................        63      66,766
Fifth Third Bancorp
    3.950%, 03/14/28.....................................       500     503,182
Fluor Corp.
#   4.250%, 09/15/28.....................................     1,000     975,008
Ford Motor Credit Co. LLC
    3.200%, 01/15/21.....................................       200     195,545
GATX Corp.
    3.250%, 09/15/26.....................................       400     370,947
General Mills, Inc.
    3.150%, 12/15/21.....................................       200     199,439
    4.200%, 04/17/28.....................................       400     402,514
General Motors Co.
    4.200%, 10/01/27.....................................       300     276,673
General Motors Financial Co., Inc.
    5.250%, 03/01/26.....................................       250     249,852
Georgia Power Co.
    3.250%, 03/30/27.....................................       250     234,264
Georgia-Pacific LLC
    7.750%, 11/15/29.....................................        40      53,546
Goldcorp, Inc.
    3.625%, 06/09/21.....................................       190     190,457
Goldman Sachs Group, Inc. (The)
    3.750%, 02/25/26.....................................     1,150   1,139,035
Halliburton Co.
    3.500%, 08/01/23.....................................       200     201,849
    3.800%, 11/15/25.....................................       500     504,720
Harley-Davidson, Inc.
#   3.500%, 07/28/25.....................................       585     562,911
Hasbro, Inc.
    3.150%, 05/15/21.....................................        97      96,029
    3.500%, 09/15/27.....................................       100      92,591
Home Depot, Inc. (The)
    2.000%, 04/01/21.....................................       100      98,886
    2.700%, 04/01/23.....................................        75      75,195
Honeywell International, Inc.
    2.500%, 11/01/26.....................................       700     667,414
HSBC Holdings P.L.C.
    4.000%, 03/30/22.....................................       350     359,216
    4.300%, 03/08/26.....................................       200     204,160
Huntington Bancshares, Inc.
    3.150%, 03/14/21.....................................        75      75,159
    2.300%, 01/14/22.....................................       300     292,017
Hyatt Hotels Corp.
    3.375%, 07/15/23.....................................       100      98,708
Illinois Tool Works, Inc.
    3.500%, 03/01/24.....................................       100     101,602
ING Bank NV
W   2.050%, 08/15/21.....................................       350     340,174
ING Groep NV
    1.000%, 09/20/23..................................... EUR   200     228,999
Intel Corp.
#   3.150%, 05/11/27.....................................       500     497,428
Inter-American Development Bank
    3.000%, 02/21/24.....................................       250     254,619
Intercontinental Exchange, Inc.
    4.000%, 10/15/23.....................................       300     311,238
    3.750%, 12/01/25.....................................       250     255,905
International Business Machines Corp.
    3.300%, 01/27/27.....................................       750     736,328
International Paper Co.
    3.800%, 01/15/26.....................................        75      74,620
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24.....................................       250     253,259
ITC Holdings Corp.
    3.650%, 06/15/24.....................................       200     199,033
Janus Capital Group, Inc.
    4.875%, 08/01/25.....................................       350     353,564
Jefferies Group LLC / Jefferies Group Capital Finance,
  Inc.
    4.850%, 01/15/27.....................................       400     384,555
JM Smucker Co. (The)
    3.500%, 03/15/25.....................................        70      68,405
Johnson Controls International P.L.C.
    1.000%, 09/15/23..................................... EUR   500     572,002
JPMorgan Chase & Co.
    3.250%, 09/23/22.....................................       150     151,203

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
                                                              ------
    3.875%, 02/01/24.....................................       500  $  513,598
    3.900%, 07/15/25.....................................       330     336,774
    2.950%, 10/01/26.....................................       500     477,727
Juniper Networks, Inc.
    4.500%, 03/15/24.....................................       200     201,897
Kellogg Co.
    2.750%, 03/01/23.....................................        75      72,757
    3.250%, 04/01/26.....................................       200     188,910
    3.400%, 11/15/27.....................................       500     474,354
Keurig Dr Pepper, Inc.
    3.400%, 11/15/25.....................................       250     234,877
KeyBank NA
    3.300%, 06/01/25.....................................       250     248,207
KeyCorp
    5.100%, 03/24/21.....................................       100     104,201
Kimberly-Clark Corp.
    2.400%, 06/01/23.....................................        50      48,410
Kohl's Corp.
    4.750%, 12/15/23.....................................        67      68,805
Kommunalbanken A.S.
    1.750%, 05/28/19.....................................       100      99,720
Kommunekredit
    0.000%, 09/08/22..................................... EUR   400     459,168
Kommuninvest I Sverige AB
    0.250%, 06/01/22..................................... SEK 4,000     441,917
    0.750%, 02/22/23..................................... SEK 7,000     783,544
    1.000%, 11/13/23..................................... SEK 9,000   1,013,695
Kraft Heinz Foods Co.
    3.500%, 06/06/22.....................................       200     200,345
    3.950%, 07/15/25.....................................       400     399,781
Kroger Co. (The)
    7.500%, 04/01/31.....................................       424     521,725
Laboratory Corp. of America Holdings
    3.600%, 09/01/27.....................................       750     712,329
Lear Corp.
    3.800%, 09/15/27.....................................       500     462,385
Legg Mason, Inc.
    4.750%, 03/15/26.....................................        30      30,355
Lincoln National Corp.
    3.350%, 03/09/25.....................................        75      73,414
Lloyds Banking Group P.L.C.
    3.750%, 01/11/27.....................................       450     431,260
Loews Corp.
    2.625%, 05/15/23.....................................        50      48,728
    3.750%, 04/01/26.....................................       200     201,391
Lowe's Cos., Inc.
    3.875%, 09/15/23.....................................        50      50,836
    3.375%, 09/15/25.....................................       125     122,192
    2.500%, 04/15/26.....................................       500     459,061
LyondellBasell Industries NV
    6.000%, 11/15/21.....................................       200     212,407
    5.750%, 04/15/24.....................................       300     324,171
Macquarie Bank, Ltd.
W   3.900%, 01/15/26.....................................       250     249,095
Manufacturers & Traders Trust Co.
    2.900%, 02/06/25.....................................       300     292,037
Marathon Petroleum Corp.
    3.625%, 09/15/24.....................................       100      98,861
W   5.125%, 12/15/26.....................................       100     103,692
Markel Corp.
    5.350%, 06/01/21.....................................        30      31,211
Marriott International, Inc.
#   2.875%, 03/01/21.....................................       200     197,713
    4.000%, 04/15/28.....................................       100      97,240
Marsh & McLennan Cos., Inc.
    2.750%, 01/30/22.....................................       300     295,429
    3.500%, 03/10/25.....................................       250     248,043
Mastercard, Inc.
    2.950%, 11/21/26.....................................       300     295,174
Maxim Integrated Products, Inc.
    3.450%, 06/15/27.....................................       150     141,189
McDonald's Corp.
    2.750%, 12/09/20.....................................        30      30,015
    2.625%, 01/15/22.....................................       300     298,156
    2.000%, 06/01/23..................................... EUR   100     121,320
    3.700%, 01/30/26.....................................       150     150,943
McKesson Corp.
    3.796%, 03/15/24.....................................        75      74,891
Medtronic, Inc.
    3.125%, 03/15/22.....................................        50      50,213
    3.500%, 03/15/25.....................................       250     254,963
MetLife, Inc.
    3.600%, 04/10/24.....................................        50      51,060
    3.000%, 03/01/25.....................................       250     245,052
Microsoft Corp.
    2.400%, 08/08/26.....................................       800     763,298
    3.300%, 02/06/27.....................................       400     404,541
Mizuho Financial Group, Inc.
W   2.632%, 04/12/21.....................................       200     197,254
    2.953%, 02/28/22.....................................       400     395,191
Morgan Stanley
    5.500%, 07/28/21.....................................       100     105,604
    3.875%, 04/29/24.....................................       350     356,896
    3.875%, 01/27/26.....................................       400     402,185
    3.625%, 01/20/27.....................................       400     393,576
Mosaic Co. (The)
    4.250%, 11/15/23.....................................       300     308,853
MPLX L.P.
    4.125%, 03/01/27.....................................       597     583,875
    4.000%, 03/15/28.....................................       500     482,242
Nasdaq, Inc.
    4.250%, 06/01/24.....................................       375     384,449
National Australia Bank, Ltd.
    1.875%, 07/12/21.....................................       500     485,806
W   3.500%, 01/10/27.....................................       250     245,357
National Rural Utilities
Cooperative Finance Corp.
    8.000%, 03/01/32.....................................       121     166,976
Nationwide Building Society
W   3.900%, 07/21/25.....................................       600     601,577
NetApp, Inc.
    3.300%, 09/29/24.....................................       200     191,709

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
                                                              ------
NextEra Energy Capital
    Holdings, Inc........................................
    3.550%, 05/01/27.....................................       900  $  873,474
NiSource, Inc.
    3.850%, 02/15/23.....................................       200     202,307
Noble Energy, Inc.
    4.150%, 12/15/21.....................................       200     202,294
#   3.850%, 01/15/28.....................................       400     379,133
Nordstrom, Inc.
    4.000%, 03/15/27.....................................       200     189,019
Norfolk Southern Corp.
    2.900%, 06/15/26.....................................       200     191,878
NRW Bank
    1.875%, 07/01/19.....................................       100      99,672
Nucor Corp.
    3.950%, 05/01/28.....................................       300     302,649
Nutrien, Ltd.
    3.625%, 03/15/24.....................................       300     293,109
Nuveen Finance LLC
W   4.125%, 11/01/24.....................................        50      51,574
Occidental Petroleum Corp.
    3.000%, 02/15/27.....................................       300     291,570
Omnicom Group, Inc. /
    Omnicom Capital, Inc.................................
    3.650%, 11/01/24.....................................       300     295,718
ONEOK, Inc.
    4.000%, 07/13/27.....................................       800     779,117
Oracle Corp.
    2.950%, 05/15/25.....................................     1,900   1,873,116
    3.250%, 11/15/27.....................................     1,750   1,723,274
O'Reilly Automotive, Inc.
    3.600%, 09/01/27.....................................       800     773,826
Packaging Corp. of America
    4.500%, 11/01/23.....................................       500     516,886
Penske Truck Leasing Co.
    L.P. / PTL Finance Corp..............................
W   3.050%, 01/09/20.....................................        51      50,903
W   3.400%, 11/15/26.....................................       721     671,626
PepsiCo, Inc.
    2.750%, 03/05/22.....................................       100     100,223
Phillips 66
    4.300%, 04/01/22.....................................       200     207,273
Phillips 66 Partners L.P.
    3.550%, 10/01/26.....................................       200     190,140
    3.750%, 03/01/28.....................................       500     475,784
PNC Bank NA
    3.250%, 06/01/25.....................................       250     249,292
PPG Industries, Inc.
#   3.750%, 03/15/28.....................................       499     490,465
PPL Capital Funding, Inc.
    3.100%, 05/15/26.....................................       400     374,472
Praxair, Inc.
    2.200%, 08/15/22.....................................        50      48,654
Precision Castparts Corp.
    3.250%, 06/15/25.....................................       344     341,211
Principal Financial Group, Inc.
    3.125%, 05/15/23.....................................       200     198,143
    3.100%, 11/15/26.....................................       100      95,451
Progress Energy, Inc.
    7.750%, 03/01/31.....................................       400     533,175
Progressive Corp.
#   2.450%, 01/15/27.....................................       200     185,820
Province of Alberta Canada
#W  2.050%, 08/17/26.....................................     1,000     935,555
Province of British Columbia Canada
    6.500%, 01/15/26.....................................       200     242,354
Province of Manitoba Canada
    1.750%, 05/30/19.....................................       100      99,703
Province of Ontario Canada
    1.875%, 05/21/20.....................................        50      49,471
    3.150%, 06/02/22..................................... CAD   340     266,959
Province of Quebec Canada
    3.500%, 07/29/20.....................................        35      35,417
    7.500%, 09/15/29.....................................       500     696,155
Prudential Financial, Inc.
    4.500%, 11/16/21.....................................       100     103,585
#   3.500%, 05/15/24.....................................       200     202,544
PSEG Power LLC
    5.125%, 04/15/20.....................................        30      30,743
QUALCOMM, Inc.
    3.450%, 05/20/25.....................................       575     566,206
Quest Diagnostics, Inc.
    3.500%, 03/30/25.....................................       200     196,805
Reinsurance Group of America, Inc.
    3.950%, 09/15/26.....................................       400     394,268
Rockwell Automation, Inc.
    2.875%, 03/01/25.....................................       300     292,269
Rolls-Royce P.L.C.
W   3.625%, 10/14/25.....................................       600     579,350
Roper Technologies, Inc.
    3.800%, 12/15/26.....................................       200     196,670
Royal Bank of Scotland Group P.L.C.
    4.800%, 04/05/26.....................................       200     200,489
Royal Caribbean Cruises, Ltd.
    7.500%, 10/15/27.....................................       200     234,544
    3.700%, 03/15/28.....................................       200     186,872
salesforce.com, Inc.
    3.700%, 04/11/28.....................................       200     204,546
Santander Holdings USA, Inc.
    4.500%, 07/17/25.....................................       250     254,594
    4.400%, 07/13/27.....................................       200     196,026
Santander UK Group Holdings P.L.C.
    2.875%, 10/16/20.....................................       350     346,823
Santander UK P.L.C.
    4.000%, 03/13/24.....................................        50      51,201
Sempra Energy
    3.550%, 06/15/24.....................................       250     244,110
Shell International Finance BV
    2.125%, 05/11/20.....................................       180     178,798
    3.400%, 08/12/23.....................................        30      30,677
    3.250%, 05/11/25.....................................     1,222   1,232,877
    2.875%, 05/10/26.....................................       850     829,710

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
                                                              ------
Sherwin-Williams Co. (The)
    3.450%, 08/01/25.....................................       100  $   96,926
Siemens Financieringsmaatschappij NV
#W  6.125%, 08/17/26.....................................       200     231,493
Societe Generale SA
W   2.500%, 04/08/21.....................................       350     344,191
Solvay Finance America LLC
W   4.450%, 12/03/25.....................................       200     201,159
Southern California Edison Co.
    6.650%, 04/01/29.....................................        65      68,516
Southern Co. (The)
    3.250%, 07/01/26.....................................       500     478,087
Southern Power Co.
    4.150%, 12/01/25.....................................        50      49,749
Southwest Airlines Co.
    3.000%, 11/15/26.....................................       250     235,292
Southwest Gas Corp.
    3.700%, 04/01/28.....................................       100     100,009
Spectra Energy Partners L.P.
#   4.750%, 03/15/24.....................................       400     419,227
Standard Chartered P.L.C.
#   4.050%, 04/12/26.....................................       200     194,954
Starbucks Corp.
#   2.100%, 02/04/21.....................................       100      98,499
State Street Corp.
    3.550%, 08/18/25.....................................       200     204,324
Stryker Corp.
    2.000%, 03/08/19.....................................       180     179,919
    3.375%, 05/15/24.....................................       200     200,470
    3.375%, 11/01/25.....................................       500     495,908
Sumitomo Mitsui Financial Group, Inc.
    3.784%, 03/09/26.....................................       800     804,632
Suncor Energy, Inc.
    3.600%, 12/01/24.....................................       200     200,820
SunTrust Bank
    2.450%, 08/01/22.....................................       400     389,662
SunTrust Banks, Inc.
    2.900%, 03/03/21.....................................        75      74,759
SVB Financial Group
    5.375%, 09/15/20.....................................       100     102,960
Svenska Handelsbanken AB
    0.250%, 02/28/22..................................... EUR   880   1,005,744
Sysco Corp.
    2.600%, 10/01/20.....................................        30      29,815
    3.300%, 07/15/26.....................................     1,000     965,346
Tapestry, Inc.
    4.250%, 04/01/25.....................................       300     291,170
Target Corp.
#   2.500%, 04/15/26.....................................       325     312,490
TCI Communications, Inc.
    7.875%, 02/15/26.....................................       140     175,666
TD Ameritrade Holding Corp.
    3.625%, 04/01/25.....................................        30      30,291
Telefonica Europe BV
    8.250%, 09/15/30.....................................       975   1,273,767
Texas Instruments, Inc.
    2.900%, 11/03/27.....................................       500     486,287
Thomson Reuters Corp.
#   4.300%, 11/23/23.....................................       400     405,792
TJX Cos., Inc. (The)
    2.250%, 09/15/26.....................................     1,150   1,063,912
Toronto-Dominion Bank (The)
    1.994%, 03/23/22..................................... CAD   500     374,508
Total System Services, Inc.
    4.800%, 04/01/26.....................................       530     541,468
    4.450%, 06/01/28.....................................       607     604,433
TransCanada PipeLines, Ltd.
    2.500%, 08/01/22.....................................       200     195,221
    4.875%, 01/15/26.....................................        90      95,353
    4.250%, 05/15/28.....................................       500     512,393
U.S. Bancorp
    3.700%, 01/30/24.....................................        75      77,237
U.S. Bank NA
    2.800%, 01/27/25.....................................       750     731,641
UBS Group Funding Switzerland AG
W   4.125%, 09/24/25.....................................       400     404,823
Unilever Capital Corp.
    2.000%, 07/28/26.....................................       100      91,554
Union Pacific Corp.
    3.750%, 03/15/24.....................................       200     202,736
    3.950%, 09/10/28.....................................       650     666,411
United Parcel Service, Inc.
    2.450%, 10/01/22.....................................       100      98,663
    0.375%, 11/15/23..................................... EUR   650     741,246
United Technologies Corp.
    7.500%, 09/15/29.....................................        40      51,039
Unum Group
    3.000%, 05/15/21.....................................       350     345,648
Valero Energy Corp.
    3.400%, 09/15/26.....................................       250     238,660
Verizon Communications, Inc.
    3.376%, 02/15/25.....................................       174     173,791
    2.625%, 08/15/26.....................................       200     186,868
    4.329%, 09/21/28.....................................       823     851,627
Viacom, Inc.
    3.875%, 04/01/24.....................................        31      30,547
Visa, Inc.
    3.150%, 12/14/25.....................................       375     377,240
Vodafone Group P.L.C.
    7.875%, 02/15/30.....................................       200     253,016
Walgreens Boots Alliance, Inc.
    3.450%, 06/01/26.....................................       450     432,955
Walmart, Inc.
    2.550%, 04/11/23.....................................       100      99,532
Walt Disney Co. (The)
    3.150%, 09/17/25.....................................       200     200,246
Warner Media LLC
    3.550%, 06/01/24.....................................       200     199,285
    3.600%, 07/15/25.....................................       300     295,737
    3.800%, 02/15/27.....................................       200     195,631

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT      VALUE+
                                                      -------- ------------
                                                       (000)
                                                      --------
Waste Management, Inc.
   3.500%, 05/15/24..................................     310  $    312,605
WEC Energy Group, Inc.
   3.550%, 06/15/25..................................     500       500,484
Wells Fargo & Co.
   3.000%, 02/19/25..................................     350       340,767
   3.000%, 04/22/26..................................     450       431,871
Westpac Banking Corp.
   4.875%, 11/19/19..................................      59        59,939
   2.850%, 05/13/26..................................     300       285,630
   3.350%, 03/08/27..................................     550       537,053
WestRock MWV LLC
   8.200%, 01/15/30..................................     222       283,809
Whirlpool Corp.
#   3.700%, 05/01/25.................................     200       195,119
Williams Cos., Inc. (The)
   4.000%, 09/15/25..................................     500       499,629
   3.750%, 06/15/27..................................     110       107,040
Wm Wrigley Jr Co.
W   2.900%, 10/21/19.................................      75        75,047
Zimmer Biomet Holdings, Inc.
   3.550%, 04/01/25..................................     300       290,395
Zoetis, Inc.
   3.000%, 09/12/27..................................     355       331,755
                                                               ------------
TOTAL BONDS                                                     138,916,575
                                                               ------------
U.S. TREASURY OBLIGATIONS -- (20.4%)
U.S. Treasury Bonds
   8.125%, 05/15/21..................................     500       562,207
   7.250%, 08/15/22..................................     700       812,793
   6.250%, 08/15/23..................................   1,210     1,405,349
   7.500%, 11/15/24..................................     600       761,109
   6.875%, 08/15/25..................................   1,000     1,260,664
   6.000%, 02/15/26..................................   1,000     1,222,461
   6.750%, 08/15/26..................................   1,000     1,287,969
   6.625%, 02/15/27..................................   1,400     1,811,031
   6.125%, 11/15/27..................................     750       955,459
   5.250%, 11/15/28..................................     250       305,820
   5.250%, 02/15/29..................................   2,570     3,155,478
   6.125%, 08/15/29..................................   1,045     1,376,502
   6.250%, 05/15/30..................................   1,030     1,386,919
   5.375%, 02/15/31..................................   2,710     3,455,779
U.S. Treasury Notes
   1.125%, 07/31/21..................................   1,500     1,451,719
   1.250%, 10/31/21..................................     200       193,672
   1.500%, 02/28/23..................................   2,200     2,119,906
   1.500%, 03/31/23..................................   2,230     2,146,985
   1.750%, 05/15/23..................................   1,300     1,263,184
   1.250%, 07/31/23..................................   1,000       949,297
   2.750%, 02/15/24..................................   1,900     1,926,496
   2.500%, 05/15/24..................................   1,650     1,652,836
   2.125%, 05/15/25..................................   2,600     2,541,602
   2.875%, 05/31/25..................................   1,300     1,327,574
   2.000%, 08/15/25..................................   2,800     2,712,391
   2.250%, 11/15/25..................................   2,400     2,358,562
   1.625%, 02/15/26..................................   1,400     1,317,805
   1.625%, 05/15/26..................................   3,100     2,911,457
   1.500%, 08/15/26..................................   2,500     2,319,531
   2.250%, 11/15/27..................................   2,750     2,672,227
                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS......................            49,624,784
                                                               ------------
TOTAL INVESTMENT SECURITIES..........................           232,490,380
                                                               ------------

                                                      SHARES
                                                      --------
SECURITIES LENDING COLLATERAL -- (4.6%)
@(S) DFA Short Term Investment Fund
                                                      970,468    11,229,281
                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $246,080,295)^^..............................          $243,719,661
                                                               ============

As of January 31, 2019, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                UNREALIZED
                                                                                 FOREIGN
                                                                                 EXCHANGE
                                                                   SETTLEMENT  APPRECIATION
   CURRENCY PURCHASED        CURRENCY SOLD       COUNTERPARTY         DATE    (DEPRECIATION)
-------------------------   ---------------- --------------------- ---------- --------------
USD             2,260,467   SEK  20,286,795  Bank of America N.A.   04/16/19     $  5,600
                                                                                 --------
TOTAL APPRECIATION                                                               $  5,600
USD               637,188   CAD     843,684  Citibank, N.A.         02/19/19     $ (5,174)
USD             3,844,585   EUR   3,352,686  Bank of America N.A.   04/16/19      (16,548)
                                                                                 --------
TOTAL (DEPRECIATION)                                                             $(21,722)
                                                                                 --------
TOTAL APPRECIATION
(DEPRECIATION)                                                                   $(16,122)
                                                                                 ========

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------
                               LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                               ------- ------------  ------- ------------
Agency Obligations............   --    $ 43,949,021    --    $ 43,949,021
Bonds.........................   --     138,916,575    --     138,916,575
U.S. Treasury Obligations.....   --      49,624,784    --      49,624,784
Securities Lending
  Collateral..................   --      11,229,281    --      11,229,281
Forward Currency Contracts**..   --         (16,122)   --         (16,122)
                                 --    ------------    --    ------------
TOTAL.........................   --    $243,703,539    --    $243,703,539
                                 ==    ============    ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                    DFA DIVERSIFIED FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                         FACE
                                                      AMOUNT(+/-)    VALUE+
                                                      ----------- ------------
                                                         (000)
                                                      -----------
U.S. TREASURY OBLIGATIONS -- (19.8%)
Treasury Inflation Protected Security
   0.125%, 04/15/20..................................     35,407  $ 37,603,666
   0.125%, 04/15/21..................................     25,686    26,858,476
   0.125%, 01/15/22..................................      4,000     4,373,913
   0.125%, 04/15/22..................................     17,400    17,655,335
   0.125%, 01/15/23..................................     16,800    17,933,933
   0.625%, 01/15/24..................................      8,400     9,053,829
   2.375%, 01/15/25..................................     20,873    30,634,830
   0.625%, 01/15/26..................................      8,150     8,578,782
   3.625%, 04/15/28..................................      7,000    13,627,008
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS......................              166,319,772
                                                                  ------------

                                                        SHARES
                                                      -----------
AFFILIATED INVESTMENT COMPANIES -- (79.8%)
   Investment in DFA Intermediate Government Fixed
     Income Portfolio of DFA Investment Dimensions
     Group Inc....................................... 34,197,561   419,262,099
   Investment in DFA Two-Year Global Fixed Income
     Portfolio of DFA Investment Dimensions Group
     Inc............................................. 25,329,707   250,257,506
                                                                  ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
  COMPANIES..........................................              669,519,605
                                                                  ------------
TOTAL INVESTMENT SECURITIES..........................              835,839,377
                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   State Street Institutional U.S. Government Money
     Market Fund 2.320%..............................  3,097,207     3,097,207
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $846,437,548)^^..............................             $838,936,584
                                                                  ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                 LEVEL 1        LEVEL 2    LEVEL 3    TOTAL
                               ------------   ------------ ------- ------------
U.S. Treasury Obligations.....           --   $166,319,772   --    $166,319,772
Affiliated Investment
  Companies................... $669,519,605             --   --     669,519,605
Temporary Cash Investments....    3,097,207             --   --       3,097,207
                               ------------   ------------   --    ------------
TOTAL......................... $672,616,812   $166,319,772   --    $838,936,584
                               ============   ============   ==    ============

                  U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- -----------
COMMON STOCKS -- (97.5%)
COMMUNICATION SERVICES -- (6.4%)
#   Altice USA, Inc., Class A............................ 127,877 $ 2,511,504
    CBS Corp., Class B...................................  85,505   4,229,077
    Comcast Corp., Class A............................... 207,454   7,586,593
    Interpublic Group of Cos., Inc. (The)................  50,319   1,144,788
#   Match Group, Inc.....................................   4,952     264,882
#   Omnicom Group, Inc...................................  56,988   4,438,225
#*  Sprint Corp..........................................  10,048      62,700
*   T-Mobile US, Inc.....................................  37,193   2,589,377
    Verizon Communications, Inc.......................... 598,687  32,963,706
#   Viacom, Inc., Class A................................     500      17,145
    Viacom, Inc., Class B................................  48,409   1,424,193
#   World Wrestling Entertainment, Inc., Class A.........   2,634     216,884
*   Zayo Group Holdings, Inc.............................  45,431   1,247,081
                                                                  -----------
TOTAL COMMUNICATION SERVICES.............................          58,696,155
                                                                  -----------
CONSUMER DISCRETIONARY -- (19.3%)
*   Amazon.com, Inc......................................  20,769  35,696,303
    Aptiv P.L.C..........................................  64,277   5,086,239
    Aramark..............................................  15,665     516,162
#   Autoliv, Inc.........................................  17,126   1,367,511
    Best Buy Co., Inc....................................  73,862   4,375,585
*   Booking Holdings, Inc................................   5,608  10,278,398
*   Burlington Stores, Inc...............................  10,915   1,874,215
    Capri Holdings, Ltd..................................  24,966   1,060,556
    Darden Restaurants, Inc..............................  17,800   1,867,754
    Dollar General Corp..................................  10,319   1,191,122
*   Five Below, Inc......................................   2,249     278,269
#   Gap, Inc. (The)......................................  88,043   2,239,814
#*  Garrett Motion, Inc..................................   5,883      93,952
    General Motors Co.................................... 161,569   6,304,422
    H&R Block, Inc.......................................   8,484     200,138
#   Hanesbrands, Inc.....................................  55,021     824,765
#   Harley-Davidson, Inc.................................  31,257   1,152,133
    Hilton Worldwide Holdings, Inc.......................  23,194   1,727,489
    Home Depot, Inc. (The)............................... 112,758  20,694,476
    Kohl's Corp..........................................  38,494   2,644,153
    Las Vegas Sands Corp.................................  47,115   2,749,631
    Lear Corp............................................   8,983   1,382,753
    Lowe's Cos., Inc.....................................  87,919   8,454,291
*   Lululemon Athletica, Inc.............................  18,550   2,741,876
    Macy's, Inc..........................................  55,078   1,448,551
    Marriott International, Inc., Class A................  29,598   3,389,859
    NIKE, Inc., Class B.................................. 142,279  11,649,805
#   Nordstrom, Inc.......................................  36,781   1,707,006
*   NVR, Inc.............................................     920   2,447,200
*   O'Reilly Automotive, Inc.............................   6,749   2,326,110
    Polaris Industries, Inc..............................   8,976     752,907
    Pool Corp............................................   6,161     923,596
    Ross Stores, Inc.....................................  39,776   3,664,165
    Service Corp. International..........................  38,058   1,633,449
*   ServiceMaster Global Holdings, Inc...................  10,092     393,487
    Starbucks Corp....................................... 118,680   8,086,855
    Target Corp..........................................  68,298   4,985,754
    TJX Cos., Inc. (The)................................. 133,183   6,623,191

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
CONSUMER DISCRETIONARY -- (Continued)
    Tractor Supply Co....................................  28,740 $  2,454,396
*   Ulta Salon Cosmetics & Fragrance, Inc................  13,939    4,069,073
    VF Corp..............................................  33,190    2,793,602
#   Williams-Sonoma, Inc.................................   1,800       97,974
    Wyndham Destinations, Inc............................   7,845      330,588
    Wynn Resorts, Ltd....................................  20,204    2,485,294
                                                                  ------------
TOTAL CONSUMER DISCRETIONARY.............................          177,064,869
                                                                  ------------
CONSUMER STAPLES -- (9.8%)
    Altria Group, Inc.................................... 274,061   13,524,910
    Brown-Forman Corp., Class A..........................   4,089      192,306
    Brown-Forman Corp., Class B..........................  24,972    1,179,927
#   Campbell Soup Co.....................................  65,442    2,318,610
    Church & Dwight Co., Inc.............................  16,341    1,055,792
    Clorox Co. (The).....................................  16,166    2,398,711
    Coca-Cola Co. (The).................................. 360,906   17,370,406
    Costco Wholesale Corp................................  51,308   11,012,236
    Estee Lauder Cos., Inc. (The), Class A...............  23,710    3,234,518
    General Mills, Inc...................................  36,315    1,613,839
#*  Herbalife Nutrition, Ltd.............................   8,932      533,240
    Hershey Co. (The)....................................  14,045    1,490,175
    Ingredion, Inc.......................................   5,589      553,311
    Kellogg Co...........................................  39,963    2,358,217
#   Keurig Dr Pepper, Inc................................  11,310      307,858
    Kroger Co. (The)..................................... 100,467    2,846,230
    PepsiCo, Inc......................................... 161,203   18,162,742
    Sysco Corp...........................................  49,405    3,154,509
    Walmart, Inc.........................................  69,502    6,660,377
                                                                  ------------
TOTAL CONSUMER STAPLES...................................           89,967,914
                                                                  ------------
ENERGY -- (0.9%)
    Anadarko Petroleum Corp..............................  50,636    2,396,602
    Apache Corp..........................................  74,531    2,446,107
    Cimarex Energy Co....................................  17,517    1,319,731
*   Continental Resources, Inc...........................  28,953    1,336,760
*   Newfield Exploration Co..............................  20,156      368,452
    PBF Energy, Inc., Class A............................   1,158       42,406
                                                                  ------------
TOTAL ENERGY.............................................            7,910,058
                                                                  ------------
FINANCIALS -- (4.0%)
    American Express Co..................................  94,337    9,688,410
    Ameriprise Financial, Inc............................  33,268    4,211,729
    Aon P.L.C............................................  22,954    3,586,103
#*  Credit Acceptance Corp...............................   1,186      472,052
    Discover Financial Services..........................  14,023      946,412
    Erie Indemnity Co., Class A..........................     726      106,272
#   FactSet Research Systems, Inc........................   6,503    1,421,751
    Interactive Brokers Group, Inc., Class A.............   3,600      181,440
    Lazard, Ltd., Class A................................   3,825      152,197
    LPL Financial Holdings, Inc..........................  17,390    1,223,734
    MarketAxess Holdings, Inc............................   3,198      686,835
    Marsh & McLennan Cos., Inc...........................  40,122    3,538,359
    Moody's Corp.........................................  14,401    2,282,703
    MSCI, Inc............................................  14,597    2,485,431
    S&P Global, Inc......................................  22,805    4,370,578
    Santander Consumer USA Holdings, Inc.................  21,091      401,994

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
FINANCIALS -- (Continued)
    T Rowe Price Group, Inc..............................   9,133 $   853,570
                                                                  -----------
TOTAL FINANCIALS.........................................          36,609,570
                                                                  -----------
HEALTH CARE -- (7.3%)
    AbbVie, Inc..........................................  83,363   6,693,215
    AmerisourceBergen Corp...............................  56,305   4,694,148
    Amgen, Inc...........................................  77,996  14,593,831
*   Biogen, Inc..........................................  25,865   8,633,220
*   Catalent, Inc........................................   7,204     266,044
*   Celgene Corp.........................................  73,557   6,506,852
*   Cigna Corp...........................................   5,612   1,121,334
    Encompass Health Corp................................  15,589   1,041,969
*   Exelixis, Inc........................................   2,288      53,928
    Gilead Sciences, Inc................................. 172,616  12,084,846
*   Mettler-Toledo International, Inc....................   4,169   2,660,489
#*  Nektar Therapeutics..................................  16,288     689,634
*   Premier, Inc., Class A...............................   1,900      75,601
*   Waters Corp..........................................  14,817   3,425,987
    Zoetis, Inc..........................................  49,377   4,254,322
                                                                  -----------
TOTAL HEALTH CARE........................................          66,795,420
                                                                  -----------
INDUSTRIALS -- (18.0%)
    3M Co................................................  65,445  13,108,633
    Allegion P.L.C.......................................  15,829   1,359,078
    Allison Transmission Holdings, Inc...................  22,693   1,104,468
    American Airlines Group, Inc.........................  50,289   1,798,838
    Boeing Co. (The).....................................  29,494  11,373,476
#   BWX Technologies, Inc................................   1,500      69,630
    Caterpillar, Inc.....................................  85,930  11,442,439
    CH Robinson Worldwide, Inc...........................  31,662   2,747,312
    Cintas Corp..........................................   3,432     643,534
*   Copart, Inc..........................................  36,219   1,833,768
    Cummins, Inc.........................................   5,198     764,678
    Deere & Co...........................................  43,090   7,066,760
    Delta Air Lines, Inc.................................  89,318   4,414,989
    Donaldson Co., Inc...................................  20,479     968,247
    Emerson Electric Co..................................   8,855     579,737
    Expeditors International of Washington, Inc..........  35,231   2,441,508
#   Fastenal Co..........................................  62,052   3,751,664
    FedEx Corp...........................................  16,519   2,933,279
    General Dynamics Corp................................  17,163   2,937,791
    Graco, Inc...........................................  31,407   1,360,865
    Harris Corp..........................................  11,934   1,828,050
*   HD Supply Holdings, Inc..............................  14,562     610,730
    Honeywell International, Inc.........................  43,953   6,312,969
    Huntington Ingalls Industries, Inc...................  10,810   2,231,724
    Illinois Tool Works, Inc.............................  30,530   4,192,074
    JB Hunt Transport Services, Inc......................  28,776   3,080,183
    KAR Auction Services, Inc............................  27,156   1,412,384
    Lennox International, Inc............................   2,197     503,728
    Lincoln Electric Holdings, Inc.......................   8,192     708,116
    Lockheed Martin Corp.................................  23,865   6,913,452
    Masco Corp...........................................  47,600   1,542,716
    Nordson Corp.........................................   7,070     916,555
    Northrop Grumman Corp................................  17,836   4,914,710
    PACCAR, Inc..........................................  33,806   2,214,969
*   Resideo Technologies, Inc............................   9,806     215,046
    Robert Half International, Inc.......................  25,583   1,648,313

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
INDUSTRIALS -- (Continued)
    Rockwell Automation, Inc.............................  24,308 $  4,120,692
#   Rollins, Inc.........................................  30,720    1,144,013
*   Sensata Technologies Holding P.L.C...................   7,661      363,898
    Southwest Airlines Co................................  53,480    3,035,525
    Spirit AeroSystems Holdings, Inc., Class A...........  24,700    2,059,980
    Toro Co. (The).......................................  18,495    1,100,452
    TransUnion...........................................  11,083      674,068
    Union Pacific Corp...................................  98,262   15,630,536
*   United Continental Holdings, Inc.....................  31,411    2,741,238
    United Parcel Service, Inc., Class B.................  64,960    6,846,784
*   United Rentals, Inc..................................  10,597    1,327,380
*   Verisk Analytics, Inc................................  31,033    3,643,585
*   WABCO Holdings, Inc..................................  11,437    1,306,449
    Waste Management, Inc................................  55,659    5,324,897
    WW Grainger, Inc.....................................  12,695    3,749,976
                                                                  ------------
TOTAL INDUSTRIALS........................................          165,015,886
                                                                  ------------
INFORMATION TECHNOLOGY -- (28.8%)
    Accenture P.L.C., Class A............................  87,104   13,374,819
#*  Advanced Micro Devices, Inc.......................... 149,362    3,645,926
    Alliance Data Systems Corp...........................  13,200    2,344,188
    Amphenol Corp., Class A..............................  31,244    2,746,972
    Apple, Inc........................................... 217,531   36,205,860
    Applied Materials, Inc............................... 128,724    5,030,534
    Automatic Data Processing, Inc.......................  46,577    6,513,328
    Booz Allen Hamilton Holding Corp.....................  24,512    1,204,275
    Broadridge Financial Solutions, Inc..................  24,262    2,446,337
*   Cadence Design Systems, Inc..........................  17,149      823,666
    CDK Global, Inc......................................   2,876      140,665
    CDW Corp.............................................  31,625    2,633,414
    Citrix Systems, Inc..................................  26,355    2,702,442
*   F5 Networks, Inc.....................................  11,803    1,899,693
*   Fair Isaac Corp......................................   3,448      776,490
#*  Fiserv, Inc..........................................  42,128    3,493,675
#*  Gartner, Inc.........................................  12,837    1,744,420
*   GoDaddy, Inc., Class A...............................  14,999    1,029,381
    Intel Corp........................................... 148,892    7,015,791
    International Business Machines Corp................. 132,281   17,781,212
    Intuit, Inc..........................................  26,493    5,717,719
    Jack Henry & Associates, Inc.........................  10,351    1,382,376
    KLA-Tencor Corp......................................  33,154    3,533,222
    Lam Research Corp....................................  19,614    3,326,142
    Mastercard, Inc., Class A............................  90,549   19,117,610
    Maxim Integrated Products, Inc.......................  67,226    3,648,355
*   Micron Technology, Inc............................... 127,421    4,870,031
    Microsoft Corp....................................... 319,125   33,326,224
    NetApp, Inc..........................................  56,821    3,623,475
    NVIDIA Corp..........................................  52,990    7,617,313
*   ON Semiconductor Corp................................  33,818      677,713
    Oracle Corp.......................................... 194,570    9,773,251
    Paychex, Inc.........................................  38,825    2,748,810
#*  Paycom Software, Inc.................................   5,507      816,358
    QUALCOMM, Inc........................................ 112,732    5,582,489
*   Red Hat, Inc.........................................   1,365      242,752
    Sabre Corp...........................................  58,513    1,344,629
    Seagate Technology P.L.C.............................  69,231    3,065,549
    Skyworks Solutions, Inc..............................  15,610    1,140,154
    Texas Instruments, Inc............................... 117,083   11,787,916
    Total System Services, Inc...........................  31,013    2,779,075

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                              SHARES      VALUE+
                                                            ---------- ------------
INFORMATION TECHNOLOGY -- (Continued)
#     Ubiquiti Networks, Inc...............................      4,939 $    534,449
      Visa, Inc., Class A..................................    148,932   20,107,309
      Western Digital Corp.................................     19,367      871,321
      Western Union Co. (The)..............................     25,456      464,572
*     Zebra Technologies Corp., Class A....................     12,547    2,178,159
                                                                       ------------
TOTAL INFORMATION TECHNOLOGY...............................             263,830,061
                                                                       ------------
MATERIALS -- (3.0%)
      Avery Dennison Corp..................................     17,343    1,811,476
*     Axalta Coating Systems, Ltd..........................     52,114    1,335,161
*     Berry Global Group, Inc..............................     30,253    1,489,960
      Celanese Corp........................................     31,523    3,018,642
      Chemours Co. (The)...................................     17,753      634,670
*     Crown Holdings, Inc..................................     29,319    1,495,269
      Eastman Chemical Co..................................     10,937      881,741
      Freeport-McMoRan, Inc................................     90,303    1,051,127
      International Flavors & Fragrances, Inc..............          1          142
      International Paper Co...............................      1,270       60,236
      LyondellBasell Industries NV, Class A................     43,157    3,753,364
#     NewMarket Corp.......................................        319      127,948
      Packaging Corp. of America...........................     22,526    2,124,652
      PPG Industries, Inc..................................     27,956    2,947,681
      RPM International, Inc...............................      1,097       62,705
      Sealed Air Corp......................................     11,977      473,091
      Sherwin-Williams Co. (The)...........................      9,348    3,940,369
      Southern Copper Corp.................................      2,568       86,336
      Steel Dynamics, Inc..................................     45,290    1,657,161
      Westlake Chemical Corp...............................      1,981      146,396
      WR Grace & Co........................................      1,617      114,823
                                                                       ------------
TOTAL MATERIALS............................................              27,212,950
                                                                       ------------
UTILITIES -- (0.0%)
      NRG Energy, Inc......................................     11,621      475,415
                                                                       ------------
TOTAL COMMON STOCKS........................................             893,578,298
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional U.S. Government Money
        Market Fund 2.320%................................. 10,286,309   10,286,309
                                                                       ------------
SECURITIES LENDING COLLATERAL -- (1.4%)
@(S)  DFA Short Term Investment Fund.......................  1,081,710   12,516,462
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $903,954,562)^^..................................              $916,381,069
                                                                       ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------
                                 LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                               ------------ ------- ------- ------------
Common Stocks
   Communication Services..... $ 58,696,155   --      --    $ 58,696,155
   Consumer Discretionary.....  177,064,869   --      --     177,064,869
   Consumer Staples...........   89,967,914   --      --      89,967,914
   Energy.....................    7,910,058   --      --       7,910,058
   Financials.................   36,609,570   --      --      36,609,570

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                 LEVEL 1        LEVEL 2   LEVEL 3    TOTAL
                               ------------   ----------- ------- ------------
   Health Care................ $ 66,795,420            --   --    $ 66,795,420
   Industrials................  165,015,886            --   --     165,015,886
   Information Technology.....  263,830,061            --   --     263,830,061
   Materials..................   27,212,950            --   --      27,212,950
   Utilities..................      475,415            --   --         475,415
Temporary Cash Investments....   10,286,309            --   --      10,286,309
Securities Lending
  Collateral..................           --   $12,516,462   --      12,516,462
                               ------------   -----------   --    ------------
TOTAL......................... $903,864,607   $12,516,462   --    $916,381,069
                               ============   ===========   ==    ============

              INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                          SHARES    VALUE>>
                                                          ------- -----------
COMMON STOCKS -- (96.7%)
AUSTRALIA -- (6.2%)
    Amcor, Ltd........................................... 109,239 $ 1,084,603
    AMP, Ltd............................................. 167,737     276,563
    Aristocrat Leisure, Ltd..............................  54,306     976,726
    Aurizon Holdings, Ltd................................  38,508     123,396
    Beach Energy, Ltd.................................... 172,775     227,281
    BHP Group, Ltd....................................... 169,903   4,338,117
    BlueScope Steel, Ltd.................................  11,644     106,384
    Brambles, Ltd........................................  80,836     627,202
    Caltex Australia, Ltd................................  29,713     580,765
    CIMIC Group, Ltd.....................................   8,614     280,820
    Coca-Cola Amatil, Ltd................................  44,454     271,501
    Cochlear, Ltd........................................   4,462     630,593
*   Coles Group, Ltd.....................................  99,126     901,404
    Computershare, Ltd...................................  42,208     546,789
    CSL, Ltd.............................................  18,862   2,682,064
#   Domino's Pizza Enterprises, Ltd......................   4,701     155,911
    Evolution Mining, Ltd................................  99,657     290,925
    Flight Centre Travel Group, Ltd......................   2,958      92,821
    Fortescue Metals Group, Ltd.......................... 135,657     560,387
    James Hardie Industries P.L.C........................  33,075     368,395
    Macquarie Group, Ltd.................................   4,672     397,343
    Magellan Financial Group, Ltd........................  11,668     243,078
    Medibank Pvt, Ltd.................................... 259,289     494,317
    Northern Star Resources, Ltd.........................  59,528     380,501
    Qantas Airways, Ltd..................................  77,371     306,741
    Ramsay Health Care, Ltd..............................  12,915     533,392
    REA Group, Ltd.......................................   4,445     245,661
    Reece, Ltd...........................................   9,871      71,378
    Rio Tinto, Ltd.......................................  20,575   1,308,276
    Seek, Ltd............................................  22,265     276,031
    Telstra Corp., Ltd................................... 215,517     488,628
    TPG Telecom, Ltd.....................................  24,792     125,921
    Wesfarmers, Ltd......................................  53,005   1,243,421
    Woolworths Group, Ltd................................  55,760   1,191,479
                                                                  -----------
TOTAL AUSTRALIA..........................................          22,428,814
                                                                  -----------
AUSTRIA -- (0.2%)
    OMV AG...............................................  10,600     527,061
    Voestalpine AG.......................................   4,436     141,757
                                                                  -----------
TOTAL AUSTRIA............................................             668,818
                                                                  -----------
BELGIUM -- (0.9%)
    Anheuser-Busch InBev SA/NV...........................  19,551   1,493,760
    Colruyt SA...........................................   4,784     343,570
    Proximus SADP........................................  15,552     417,505
    UCB SA...............................................  11,895   1,030,738
                                                                  -----------
TOTAL BELGIUM............................................           3,285,573
                                                                  -----------
CANADA -- (8.6%)
*   Air Canada...........................................   5,600     126,452
    Alimentation Couche-Tard, Inc., Class B..............  19,386   1,053,140
*   B2Gold Corp..........................................  82,059     259,801
    Barrick Gold Corp....................................  84,297   1,128,494
    Barrick Gold Corp....................................   2,592      34,707

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
CANADA -- (Continued)
*   Bausch Health Cos., Inc..............................   3,922 $    96,285
*   Bausch Health Cos., Inc..............................  20,641     506,776
#   BCE, Inc.............................................   7,505     326,468
    CAE, Inc.............................................   3,619      76,900
    CAE, Inc.............................................  16,865     358,719
#*  Canada Goose Holdings, Inc...........................   2,000     102,881
#*  Canada Goose Holdings, Inc...........................   1,972     101,479
    Canadian National Railway Co.........................  31,385   2,621,275
    Canadian Natural Resources, Ltd......................  55,067   1,478,148
    Canadian Natural Resources, Ltd......................  10,325     277,330
    Canadian Pacific Railway, Ltd........................   5,225   1,070,602
#   Canadian Tire Corp., Ltd., Class A...................   5,482     623,528
#   CCL Industries, Inc., Class B........................  12,447     524,802
    CGI, Inc.............................................   9,002     594,222
    CI Financial Corp....................................  21,193     285,326
    Cogeco Communications, Inc...........................     300      17,103
    Constellation Software, Inc..........................   1,400   1,044,840
    Dollarama, Inc.......................................   3,900     104,983
#   Enerplus Corp........................................   9,100      78,745
    Finning International, Inc...........................  12,800     242,566
    FirstService Corp....................................   2,000     162,487
    George Weston, Ltd...................................   5,905     428,915
#   Gildan Activewear, Inc...............................  15,837     536,558
    Husky Energy, Inc....................................  32,875     390,061
    Inter Pipeline, Ltd..................................  32,217     517,845
    Keyera Corp..........................................  16,358     347,590
    Kirkland Lake Gold, Ltd..............................  12,700     408,561
    Linamar Corp.........................................   2,527      97,968
    Loblaw Cos., Ltd.....................................   7,000     338,985
    Magna International, Inc.............................  30,829   1,631,162
    Methanex Corp........................................   4,554     248,512
#   National Bank of Canada..............................  26,863   1,263,468
    Norbord, Inc.........................................   2,300      66,517
    Northland Power, Inc.................................   7,000     127,166
    Open Text Corp.......................................  14,800     526,130
    Open Text Corp.......................................   6,245     222,572
    Parkland Fuel Corp...................................  11,900     340,440
    Quebecor, Inc., Class B..............................   7,782     183,186
    Restaurant Brands International, Inc.................   5,900     369,819
    Restaurant Brands International, Inc.................   5,572     349,086
    Rogers Communications, Inc., Class B.................  13,497     729,783
    Royal Bank of Canada.................................  34,564   2,633,086
*   Seven Generations Energy, Ltd., Class A..............  21,591     167,608
    Shaw Communications, Inc., Class B...................  15,000     304,578
    Shaw Communications, Inc., Class B...................  27,730     563,751
*   Spin Master Corp.....................................   1,500      47,502
    Suncor Energy, Inc...................................  52,396   1,689,975
    Suncor Energy, Inc...................................  33,095   1,069,630
    Teck Resources, Ltd., Class B........................  47,959   1,168,281
    TFI International, Inc...............................   6,400     188,403
#   Toromont Industries, Ltd.............................   6,738     299,427
#   Vermilion Energy, Inc................................   4,600     112,729
*   Vermilion Energy, Inc................................   7,737     189,943
    West Fraser Timber Co., Ltd..........................   4,800     285,929
                                                                  -----------
TOTAL CANADA.............................................          31,143,225
                                                                  -----------
DENMARK -- (1.6%)
    Coloplast A.S., Class B..............................   7,346     671,051
    Novo Nordisk A.S., Class B........................... 102,742   4,815,115

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
DENMARK -- (Continued)
    Pandora A.S..........................................   8,075 $   350,678
                                                                  -----------
TOTAL DENMARK............................................           5,836,844
                                                                  -----------
FINLAND -- (0.9%)
    Elisa Oyj............................................  10,632     444,817
    Kone Oyj, Class B....................................  13,501     656,460
    Neste Oyj............................................  10,017     917,759
    Orion Oyj, Class B...................................   1,083      38,285
    Stora Enso Oyj, Class R..............................  27,993     376,570
    UPM-Kymmene Oyj......................................   9,371     272,150
    Wartsila Oyj Abp.....................................  35,013     571,715
                                                                  -----------
TOTAL FINLAND............................................           3,277,756
                                                                  -----------
FRANCE -- (9.5%)
    Aeroports de Paris...................................   1,646     314,881
    Air Liquide SA.......................................   9,703   1,177,939
    Airbus SE............................................  24,440   2,816,954
    Arkema SA............................................   6,847     648,736
    Atos SE..............................................   5,436     495,653
    BioMerieux...........................................     367      25,913
    Bouygues SA..........................................  22,483     795,746
    Bureau Veritas SA....................................  20,447     454,249
    Carrefour SA.........................................  11,053     218,583
    Cie Generale des Etablissements Michelin SCA.........  17,486   1,899,362
    Danone SA............................................  28,871   2,100,993
    Eiffage SA...........................................   8,506     796,895
    Electricite de France SA.............................  32,475     537,543
#   Eurofins Scientific SE...............................     965     387,821
    Eutelsat Communications SA...........................  12,764     270,682
    Faurecia SA..........................................   5,077     222,116
    Hermes International.................................   1,305     782,073
    Iliad SA.............................................   2,852     326,533
    Ipsen SA.............................................   2,837     356,998
    Kering SA............................................   3,427   1,718,717
    Legrand SA...........................................  23,763   1,407,873
    LVMH Moet Hennessy Louis Vuitton SE..................  13,887   4,454,952
    Orange SA............................................ 121,164   1,879,301
    Peugeot SA...........................................  61,828   1,555,308
    Publicis Groupe SA...................................   2,812     171,700
    Safran SA............................................   6,795     892,789
    Sartorius Stedim Biotech.............................   1,515     166,992
    SEB SA...............................................   2,165     331,979
    SES SA...............................................   6,218     126,731
#   Sodexo SA............................................   8,672     902,765
    STMicroelectronics NV................................  60,466     964,677
    Teleperformance......................................   2,583     444,537
    Thales SA............................................  11,160   1,234,177
*   Ubisoft Entertainment SA.............................   5,785     513,398
    Valeo SA.............................................  14,379     449,827
    Vinci SA.............................................  28,091   2,471,738
                                                                  -----------
TOTAL FRANCE.............................................          34,317,131
                                                                  -----------
GERMANY -- (6.8%)
    Adidas AG............................................   7,920   1,884,494
    Axel Springer SE.....................................   5,256     321,815
    BASF SE..............................................  44,721   3,276,154
    Bayerische Motoren Werke AG..........................  19,446   1,638,333
    Continental AG.......................................   6,131     968,921

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
GERMANY -- (Continued)
    Covestro AG..........................................  16,761 $   926,206
    Deutsche Lufthansa AG................................  28,291     714,236
    Deutsche Post AG.....................................  51,500   1,521,109
    Deutsche Telekom AG.................................. 190,888   3,104,002
    E.ON SE.............................................. 203,552   2,262,760
    Evonik Industries AG.................................  15,080     412,416
    Fielmann AG..........................................   2,260     153,444
    Fuchs Petrolub SE....................................   2,713     119,128
    Hella GmbH & Co KGaA.................................   2,433     110,672
    Hochtief AG..........................................   1,827     273,259
    Hugo Boss AG.........................................   2,031     145,623
    Infineon Technologies AG.............................  93,325   2,075,872
*   Innogy SE............................................   5,407     231,516
    KION Group AG........................................   5,982     345,392
    Lanxess AG...........................................   6,122     336,961
    METRO AG.............................................  18,496     313,006
    MTU Aero Engines AG..................................   4,537     978,369
    Nemetschek SE........................................     236      30,289
    Rational AG..........................................     298     186,935
    RTL Group SA.........................................   3,727     203,860
    Symrise AG...........................................  10,017     832,022
    Thyssenkrupp AG......................................  32,883     584,399
    United Internet AG...................................   7,450     295,588
    Volkswagen AG........................................   2,180     380,308
                                                                  -----------
TOTAL GERMANY............................................          24,627,089
                                                                  -----------
HONG KONG -- (2.9%)
    AIA Group, Ltd....................................... 193,000   1,742,695
    ASM Pacific Technology, Ltd..........................  30,000     323,228
    BOC Aviation, Ltd....................................  22,600     192,168
    Chow Tai Fook Jewellery Group, Ltd...................  96,200      85,915
    Galaxy Entertainment Group, Ltd...................... 113,000     786,778
#   Hang Seng Bank, Ltd..................................  39,500     908,772
    HKT Trust & HKT, Ltd................................. 373,000     550,087
    Hong Kong Exchanges & Clearing, Ltd..................  52,552   1,644,305
    Melco International Development, Ltd.................  51,000     119,675
#   MGM China Holdings, Ltd..............................  86,800     168,536
    NagaCorp., Ltd....................................... 140,000     172,711
    PCCW, Ltd............................................ 459,000     273,238
    Prada SpA............................................  41,300     136,680
    Samsonite International SA........................... 147,900     439,857
    Sands China, Ltd.....................................  92,800     445,192
    Techtronic Industries Co., Ltd....................... 135,000     788,069
    Vitasoy International Holdings, Ltd..................  52,000     211,546
    WH Group, Ltd........................................ 930,500     797,937
    Wynn Macau, Ltd...................................... 113,600     278,858
    Xinyi Glass Holdings, Ltd............................ 196,000     238,735
    Yue Yuen Industrial Holdings, Ltd....................  71,000     242,168
                                                                  -----------
TOTAL HONG KONG..........................................          10,547,150
                                                                  -----------
IRELAND -- (0.4%)
    CRH P.L.C., Sponsored ADR............................   2,163      62,381
    Glanbia P.L.C........................................  11,921     227,805
    Kerry Group P.L.C., Class A..........................   5,554     567,110
    Kingspan Group P.L.C.................................   8,612     352,220
    Smurfit Kappa Group P.L.C............................  11,293     325,642
                                                                  -----------
TOTAL IRELAND............................................           1,535,158
                                                                  -----------

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
ISRAEL -- (0.4%)
    Bank Leumi Le-Israel BM..............................  18,070 $  119,468
    Bezeq The Israeli Telecommunication Corp., Ltd.......  83,741     67,166
    Delek Group, Ltd.....................................     249     43,450
    Elbit Systems, Ltd...................................   1,284    159,051
    Elbit Systems, Ltd...................................     108     13,287
    Israel Chemicals, Ltd................................  42,714    247,916
    Israel Discount Bank, Ltd., Class A..................  73,846    261,182
    Mizrahi Tefahot Bank, Ltd............................   5,695    105,943
#*  Nice, Ltd., Sponsored ADR............................   3,246    356,898
    Strauss Group, Ltd...................................   2,044     49,654
*   Tower Semiconductor, Ltd.............................     700     10,423
                                                                  ----------
TOTAL ISRAEL.............................................          1,434,438
                                                                  ----------
ITALY -- (2.2%)
    A2A SpA..............................................  80,563    146,997
    CNH Industrial NV....................................  83,536    821,053
    Enel SpA............................................. 260,577  1,574,905
    Eni SpA.............................................. 110,188  1,868,328
    Ferrari NV...........................................   1,191    148,292
#   Ferrari NV...........................................   7,311    923,379
*   Fiat Chrysler Automobiles NV.........................  93,831  1,605,625
    FinecoBank Banca Fineco SpA..........................  23,809    258,898
    Moncler SpA..........................................  10,179    383,083
    Recordati SpA........................................   4,602    166,760
                                                                  ----------
TOTAL ITALY..............................................          7,897,320
                                                                  ----------
JAPAN -- (22.1%)
    Acom Co., Ltd........................................  33,200    116,392
    Advantest Corp.......................................  16,300    373,050
    Aeon Co., Ltd........................................  28,800    586,145
    Ain Holdings, Inc....................................   2,500    183,037
    Air Water, Inc.......................................  12,400    206,873
    Aisin Seiki Co., Ltd.................................   9,800    387,439
#   Alps Alpine Co., Ltd.................................  23,300    491,179
    Asahi Group Holdings, Ltd............................  20,600    862,922
    Asahi Intecc Co., Ltd................................   7,900    343,825
    Astellas Pharma, Inc.................................  74,400  1,103,964
    Bandai Namco Holdings, Inc...........................  20,100    887,951
    Benefit One, Inc.....................................   2,300     77,849
    Bridgestone Corp.....................................  35,500  1,366,444
    Brother Industries, Ltd..............................  23,700    399,960
#   Calbee, Inc..........................................   6,200    199,653
    Capcom Co., Ltd......................................   6,900    148,524
    Colowide Co., Ltd....................................   3,600     78,235
    Cosmo Energy Holdings Co., Ltd.......................   5,600    126,781
    Cosmos Pharmaceutical Corp...........................     900    172,302
    Create SD Holdings Co., Ltd..........................   1,500     37,750
    CyberAgent, Inc......................................   7,900    255,876
#   Daifuku Co., Ltd.....................................   7,500    376,920
    Daiichikosho Co., Ltd................................   3,500    165,341
    Daikin Industries, Ltd...............................  10,500  1,136,532
    Daio Paper Corp......................................   6,900     88,663
    Daito Trust Construction Co., Ltd....................   6,200    861,131
    Daiwa House Industry Co., Ltd........................  33,300  1,079,630
    DIC Corp.............................................   7,500    240,441
    Disco Corp...........................................   2,400    356,292
    DMG Mori Co., Ltd....................................   7,300     99,372
    en-japan, Inc........................................   1,800     67,699

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Fast Retailing Co., Ltd..............................   2,600 $1,193,156
    FP Corp..............................................     700     39,768
    Fuji Electric Co., Ltd...............................  11,800    364,678
    Fujitsu, Ltd.........................................  12,100    812,096
    Furukawa Electric Co., Ltd...........................   5,800    173,967
    Fuyo General Lease Co., Ltd..........................     400     19,981
    GMO internet, Inc....................................   4,200     56,750
    GMO Payment Gateway, Inc.............................   2,300    119,055
    Goldwin, Inc.........................................     700     68,939
*   GungHo Online Entertainment, Inc.....................  34,300     80,987
    Haseko Corp..........................................  31,000    343,832
    Hikari Tsushin, Inc..................................   1,500    240,425
    Hino Motors, Ltd.....................................  26,400    265,056
    HIS Co., Ltd.........................................   2,000     75,629
    Hitachi Capital Corp.................................   5,700    129,906
    Hitachi Construction Machinery Co., Ltd..............  12,600    319,999
    Hitachi, Ltd.........................................  36,400  1,145,088
    Horiba, Ltd..........................................   3,100    152,596
    Hoya Corp............................................  15,900    922,794
    Idemitsu Kosan Co., Ltd..............................  16,000    564,599
    IHI Corp.............................................  17,600    557,420
    Isuzu Motors, Ltd....................................  23,300    346,596
    Ito En, Ltd..........................................   4,200    187,365
    Iwatani Corp.........................................   3,700    126,490
    Izumi Co., Ltd.......................................   3,600    181,525
    Japan Airlines Co., Ltd..............................   1,800     65,535
#   Japan Exchange Group, Inc............................  48,700    857,542
    Japan Tobacco, Inc...................................  61,800  1,564,512
    JTEKT Corp...........................................  18,000    233,787
    JXTG Holdings, Inc................................... 208,300  1,137,761
    Kajima Corp..........................................  37,500    533,425
    Kakaku.com, Inc......................................  10,400    182,580
    Kaken Pharmaceutical Co., Ltd........................   2,100     99,207
    Kao Corp.............................................  21,400  1,512,944
    Kawasaki Heavy Industries, Ltd.......................  10,700    269,572
    KDDI Corp............................................ 103,900  2,595,903
    Keihan Holdings Co., Ltd.............................   1,400     57,732
    Kirin Holdings Co., Ltd..............................  31,500    752,027
    Kobe Bussan Co., Ltd.................................   2,400     74,540
    Koito Manufacturing Co., Ltd.........................  10,400    626,326
    Komatsu, Ltd.........................................  51,500  1,356,104
    Konami Holdings Corp.................................   3,200    146,966
    Kose Corp............................................   2,500    366,993
    Kusuri no Aoki Holdings Co., Ltd.....................   1,100     72,996
    Kyudenko Corp........................................   1,500     53,927
    Lawson, Inc..........................................   4,800    295,880
    M3, Inc..............................................  33,300    481,950
    Maruha Nichiro Corp..................................   3,400    115,911
    McDonald's Holdings Co. Japan, Ltd...................   4,100    181,464
    MEIJI Holdings Co., Ltd..............................   9,000    695,926
    Minebea Mitsumi, Inc.................................  42,700    702,375
    Mitsubishi Chemical Holdings Corp....................  69,000    592,954
    Mitsubishi UFJ Lease & Finance Co., Ltd..............  46,400    237,517
    Mitsui Chemicals, Inc................................  16,100    404,190
    Mixi, Inc............................................   5,200    131,821
    MonotaRO Co., Ltd....................................  10,200    217,800
    Morinaga & Co., Ltd..................................   2,800    115,090
    Nichirei Corp........................................   8,600    233,192
    Nidec Corp...........................................   6,300    757,626

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
JAPAN -- (Continued)
    Nifco, Inc...........................................   9,200 $  223,920
    Nihon M&A Center, Inc................................   9,600    240,660
    Nihon Unisys, Ltd....................................   6,700    160,157
    Nippon Gas Co., Ltd..................................   2,400     88,292
    Nippon Suisan Kaisha, Ltd............................  25,400    156,891
    Nipro Corp...........................................  15,700    210,695
    Nissan Chemical Corp.................................  10,300    547,641
    Nissan Motor Co., Ltd................................ 133,900  1,143,505
    Nitori Holdings Co., Ltd.............................   3,200    416,703
    Nitto Denko Corp.....................................  17,400    984,235
    Noevir Holdings Co., Ltd.............................     700     29,971
    Nomura Research Institute, Ltd.......................   8,100    331,468
    NSK, Ltd.............................................  37,300    363,816
    NTN Corp.............................................  30,800    101,213
    NTT Data Corp........................................  34,200    407,705
    NTT DOCOMO, Inc......................................  74,000  1,777,982
    Olympus Corp.........................................  24,800  1,017,322
    Open House Co., Ltd..................................   2,900    121,428
    Oracle Corp..........................................   3,300    240,435
    OSG Corp.............................................   6,400    130,989
    Otsuka Corp..........................................   3,000     97,104
    Panasonic Corp....................................... 141,300  1,383,641
#   Park24 Co., Ltd......................................   9,500    226,696
    Penta-Ocean Construction Co., Ltd....................   4,500     26,417
*   PeptiDream, Inc......................................   7,700    328,907
    Persol Holdings Co., Ltd.............................  15,100    268,867
#   Pigeon Corp..........................................   9,400    368,549
    Pilot Corp...........................................   2,400    117,151
*   Rakuten, Inc......................................... 101,300    764,793
    Recruit Holdings Co., Ltd............................  47,300  1,269,556
    Relo Group, Inc......................................   7,900    208,514
*   Renesas Electronics Corp.............................  90,200    520,047
    Ryohin Keikaku Co., Ltd..............................   2,000    476,678
    Sankyu, Inc..........................................   5,300    258,351
    Sanwa Holdings Corp..................................  17,500    201,084
    Sapporo Holdings, Ltd................................   6,100    139,297
    SCREEN Holdings Co., Ltd.............................   4,400    188,532
    SCSK Corp............................................   3,300    133,533
    Seibu Holdings, Inc..................................  22,400    389,152
    Sekisui Chemical Co., Ltd............................   7,700    119,516
#   Seria Co., Ltd.......................................   2,800     86,512
    Seven & I Holdings Co., Ltd..........................  37,700  1,641,570
    Seven Bank, Ltd......................................  66,500    198,092
    Sharp Corp...........................................  19,200    204,416
    Shiseido Co., Ltd....................................  16,200    963,685
    Showa Denko K.K......................................  16,100    540,760
    Showa Shell Sekiyu K.K...............................  11,800    175,811
#   Skylark Holdings Co., Ltd............................  18,500    308,205
    SoftBank Group Corp..................................  53,600  4,221,736
    Sony Corp............................................  72,500  3,632,752
    Stanley Electric Co., Ltd............................   8,000    232,360
    SUMCO Corp...........................................  26,600    370,358
    Sumitomo Rubber Industries, Ltd......................  18,800    261,323
    Sundrug Co., Ltd.....................................   6,900    220,816
    Suntory Beverage & Food, Ltd.........................   5,500    243,522
    Suzuki Motor Corp....................................  19,400  1,013,079
    Sysmex Corp..........................................   6,900    384,653
    Taiheiyo Cement Corp.................................  12,600    432,605
    Taisei Corp..........................................  23,900  1,125,269

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
JAPAN -- (Continued)
    Taiyo Nippon Sanso Corp..............................  10,400 $   164,814
    Taiyo Yuden Co., Ltd.................................  13,400     236,133
    TechnoPro Holdings, Inc..............................   3,000     157,652
    Teijin, Ltd..........................................  20,200     349,114
    Terumo Corp..........................................  15,400     879,218
#   Tokai Carbon Co., Ltd................................  16,300     223,770
    Tokuyama Corp........................................   4,100      95,691
    Tokyo Century Corp...................................   4,700     220,049
    Tokyo Electron, Ltd..................................   8,000   1,168,165
    Topcon Corp..........................................   2,500      33,714
    Tosoh Corp...........................................  30,200     428,917
    Toyo Tire & Rubber Co., Ltd..........................   9,600     134,952
    Toyoda Gosei Co., Ltd................................   4,400      96,267
    Toyota Boshoku Corp..................................   6,800     110,678
*   Trend Micro, Inc.....................................  10,100     537,389
    Tsuruha Holdings, Inc................................   2,700     249,928
    Ube Industries, Ltd..................................   8,700     196,732
    Ulvac, Inc...........................................   4,100     135,247
    Unicharm Corp........................................  14,500     448,740
    USS Co., Ltd.........................................  15,700     274,902
    Welcia Holdings Co., Ltd.............................   3,600     136,547
    Yahoo Japan Corp..................................... 117,700     318,137
    Yamaha Motor Co., Ltd................................  33,900     726,601
    Yaoko Co., Ltd.......................................   1,600      83,890
#   Yaskawa Electric Corp................................  23,100     653,795
    Yokohama Rubber Co., Ltd. (The)......................   5,100     108,175
    Zenkoku Hosho Co., Ltd...............................   4,200     147,266
    Zensho Holdings Co., Ltd.............................   6,900     159,421
    ZOZO, Inc............................................  16,400     331,848
                                                                  -----------
TOTAL JAPAN..............................................          80,337,633
                                                                  -----------
NETHERLANDS -- (3.0%)
    ASML Holding NV......................................   8,214   1,436,362
    ASML Holding NV......................................   2,634     461,029
    GrandVision NV.......................................   6,255     139,461
    Heineken NV..........................................  12,040   1,081,421
    Koninklijke KPN NV................................... 398,070   1,223,754
*   OCI NV...............................................   5,718     120,922
    Randstad NV..........................................   9,832     473,946
    Unilever NV..........................................  71,803   3,842,179
    Unilever NV..........................................   4,014     214,950
    Wolters Kluwer NV....................................  29,885   1,858,576
                                                                  -----------
TOTAL NETHERLANDS........................................          10,852,600
                                                                  -----------
NEW ZEALAND -- (0.2%)
*   a2 Milk Co., Ltd.....................................  36,784     323,497
    Air New Zealand, Ltd.................................  33,783      65,697
    Fisher & Paykel Healthcare Corp., Ltd................   2,889      25,143
    Spark New Zealand, Ltd............................... 163,345     459,178
    Z Energy, Ltd........................................  15,488      64,310
                                                                  -----------
TOTAL NEW ZEALAND........................................             937,825
                                                                  -----------
NORWAY -- (0.9%)
    Aker BP ASA..........................................  10,671     355,561
    Austevoll Seafood ASA................................   4,937      63,048
    Bakkafrost P/F.......................................   1,233      64,099
    Equinor ASA..........................................  79,528   1,818,502
    Mowi ASA.............................................   6,167     136,232

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
NORWAY -- (Continued)
    Salmar ASA...........................................   3,568 $   186,825
    Telenor ASA..........................................  39,973     756,766
                                                                  -----------
TOTAL NORWAY.............................................           3,381,033
                                                                  -----------
PORTUGAL -- (0.1%)
    Jeronimo Martins SGPS SA.............................  24,197     342,924
                                                                  -----------
SINGAPORE -- (1.1%)
    Dairy Farm International Holdings, Ltd...............  24,700     223,527
    Genting Singapore, Ltd............................... 502,400     411,725
    Great Eastern Holdings, Ltd..........................   2,500      48,597
    Jardine Cycle & Carriage, Ltd........................   8,300     233,233
    SATS, Ltd............................................  46,000     165,941
    Sembcorp Industries, Ltd.............................  86,800     167,456
    Singapore Airlines, Ltd..............................  57,400     412,361
    Singapore Exchange, Ltd..............................  56,200     319,577
    Singapore Technologies Engineering, Ltd.............. 110,400     305,721
    Singapore Telecommunications, Ltd.................... 393,900     877,934
    United Overseas Bank, Ltd............................  27,800     521,005
    Venture Corp., Ltd...................................  21,300     258,726
                                                                  -----------
TOTAL SINGAPORE..........................................           3,945,803
                                                                  -----------
SPAIN -- (2.9%)
    ACS Actividades de Construccion y Servicios SA.......  32,304   1,336,876
    Aena SME SA..........................................   8,466   1,463,407
    Amadeus IT Group SA..................................  20,736   1,507,889
    Cellnex Telecom SA...................................  12,099     340,945
    Enagas SA............................................  13,280     387,085
    Endesa SA............................................  28,539     713,802
*   Fomento de Construcciones y Contratas SA.............   8,112     120,048
    Grifols SA...........................................  15,253     397,895
    Industria de Diseno Textil SA........................  47,529   1,329,538
    Naturgy Energy Group SA..............................  14,393     402,354
    Telefonica SA........................................ 289,223   2,487,773
                                                                  -----------
TOTAL SPAIN..............................................          10,487,612
                                                                  -----------
SWEDEN -- (2.4%)
    Atlas Copco AB, Class A..............................  27,205     709,760
    Atlas Copco AB, Class B..............................  15,535     371,741
    Axfood AB............................................   8,155     142,795
    Boliden AB...........................................  23,609     590,892
    Electrolux AB, Series B..............................  23,568     557,670
*   Epiroc AB, Class A...................................  36,187     347,479
*   Epiroc AB, Class B...................................  22,901     205,263
    Essity AB, Class B...................................  19,261     532,924
#   Hennes & Mauritz AB, Class B.........................  42,249     657,386
    Indutrade AB.........................................   3,464      87,125
    Kindred Group P.L.C..................................  11,963     123,158
    Loomis AB, Class B...................................   6,053     217,176
    Millicom International Cellular SA...................   5,707     357,434
    Sandvik AB...........................................  60,572     967,931
    Securitas AB, Class B................................  16,499     265,302
    SKF AB, Class A......................................     811      13,623
    SKF AB, Class B......................................  32,340     544,742
*   Swedish Orphan Biovitrum AB..........................   9,888     233,698
    Tele2 AB, Class B....................................  23,307     291,787
    Volvo AB, Class A....................................  11,748     168,874

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SWEDEN -- (Continued)
    Volvo AB, Class B....................................  84,669 $ 1,220,069
                                                                  -----------
TOTAL SWEDEN.............................................           8,606,829
                                                                  -----------
SWITZERLAND -- (8.0%)
    ABB, Ltd............................................. 115,358   2,208,034
    EMS-Chemie Holding AG................................     949     473,993
    Geberit AG...........................................   4,444   1,737,299
    Givaudan SA..........................................     937   2,273,215
    Kuehne + Nagel International AG......................   6,485     876,973
#   Logitech International SA............................   8,214     298,990
    Nestle SA............................................  38,337   3,342,368
    Partners Group Holding AG............................   1,573   1,081,915
    Roche Holding AG.....................................   1,436     377,471
    Roche Holding AG.....................................  39,384  10,477,550
    Schindler Holding AG.................................   2,417     510,510
    SGS SA...............................................     475   1,146,669
    Sika AG..............................................  10,826   1,429,636
    Straumann Holding AG.................................     874     634,543
    Swisscom AG..........................................   2,732   1,309,454
    Temenos AG...........................................   5,316     717,577
                                                                  -----------
TOTAL SWITZERLAND........................................          28,896,197
                                                                  -----------
UNITED KINGDOM -- (15.4%)
    Admiral Group P.L.C..................................  18,482     502,563
    Anglo American P.L.C.................................  58,599   1,497,543
    Ashtead Group P.L.C..................................  51,115   1,296,530
    AstraZeneca P.L.C., Sponsored ADR.................... 123,646   4,522,971
    AstraZeneca P.L.C....................................   3,067     222,179
    Auto Trader Group P.L.C..............................  70,111     420,761
    BAE Systems P.L.C.................................... 335,363   2,256,111
    Berkeley Group Holdings P.L.C. (The).................   8,008     394,286
    BHP Group P.L.C...................................... 116,814   2,609,940
    BT Group P.L.C....................................... 491,187   1,497,826
    Bunzl P.L.C..........................................  29,004     914,557
    Burberry Group P.L.C.................................  41,828     988,770
    Burford Capital, Ltd.................................   8,845     213,547
*   Capita P.L.C.........................................  13,976      21,303
    Centrica P.L.C....................................... 636,187   1,143,256
    Coca-Cola HBC AG.....................................   8,079     271,528
    Compass Group P.L.C..................................  75,629   1,618,347
    Croda International P.L.C............................  13,324     843,585
    Diageo P.L.C., Sponsored ADR.........................  23,503   3,587,733
    Evraz P.L.C..........................................  36,330     237,983
    Experian P.L.C.......................................  85,920   2,157,242
    Ferguson P.L.C.......................................  20,933   1,401,753
    Fresnillo P.L.C......................................  20,442     269,894
    G4S P.L.C............................................  57,218     146,726
    GlaxoSmithKline P.L.C., Sponsored ADR................  93,696   3,672,883
    GlaxoSmithKline P.L.C................................  14,845     288,358
    Halma P.L.C..........................................  12,630     232,290
    Hargreaves Lansdown P.L.C............................  21,261     456,554
    Hikma Pharmaceuticals P.L.C..........................  11,798     249,598
    Imperial Brands P.L.C................................  50,717   1,683,503
    International Consolidated Airlines Group SA.........  65,315     551,643
    Intertek Group P.L.C.................................  14,717     949,675
    ITV P.L.C............................................ 355,569     603,569
    JD Sports Fashion P.L.C..............................  25,725     156,437
    Mondi P.L.C..........................................  36,863     891,462

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE>>
                                                            ------- ------------
UNITED KINGDOM -- (Continued)
      Next P.L.C...........................................  10,095 $    642,028
      Persimmon P.L.C......................................  32,653    1,018,629
#     RELX P.L.C., Sponsored ADR...........................  48,939    1,085,467
      RELX P.L.C...........................................   8,501      188,293
      RELX P.L.C...........................................  28,850      637,601
      Rentokil Initial P.L.C............................... 186,556      823,857
      Rightmove P.L.C......................................  66,723      413,175
      Rio Tinto P.L.C......................................   8,041      444,845
#     Rio Tinto P.L.C., Sponsored ADR......................  54,146    3,046,795
      Rolls-Royce Holdings P.L.C........................... 135,597    1,576,103
      Sage Group P.L.C. (The)..............................  44,562      366,272
      Smith & Nephew P.L.C.................................  12,195      229,738
      Spirax-Sarco Engineering P.L.C.......................   7,220      607,206
      SSE P.L.C............................................ 108,302    1,664,930
      St James's Place P.L.C...............................  27,720      341,681
      TUI AG...............................................  34,581      523,606
      Unilever P.L.C., Sponsored ADR.......................  52,957    2,785,538
      Whitbread P.L.C......................................  10,215      654,528
                                                                    ------------
TOTAL UNITED KINGDOM.......................................           55,823,198
                                                                    ------------
TOTAL COMMON STOCKS........................................          350,610,970
                                                                    ------------
PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Bayerische Motoren Werke AG..........................   3,345      247,238
      Fuchs Petrolub SE....................................   5,550      260,351
      Sartorius AG.........................................   2,766      415,218
      Schaeffler AG........................................  12,566      111,597
      Volkswagen AG........................................  12,289    2,096,093
                                                                    ------------
TOTAL GERMANY..............................................            3,130,497
                                                                    ------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios SA
        Rights 02/05/19....................................  30,647       16,820
                                                                    ------------
TOTAL INVESTMENT SECURITIES................................          353,758,287
                                                                    ------------

                                                                      VALUE+
                                                                    ------------
SECURITIES LENDING COLLATERAL -- (2.4%)
@(S)  DFA Short Term Investment Fund....................... 761,989    8,816,973
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $375,274,046)^^....................................         $362,575,260
                                                                    ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------
                                 LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                               ----------- ----------- ------- -----------
Common Stocks
  Australia................... $   901,404 $21,527,410   --    $22,428,814
  Austria.....................          --     668,818   --        668,818
  Belgium.....................          --   3,285,573   --      3,285,573
  Canada......................  31,143,225          --   --     31,143,225
  Denmark.....................          --   5,836,844   --      5,836,844
  Finland.....................          --   3,277,756   --      3,277,756

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                 LEVEL 1       LEVEL 2    LEVEL 3    TOTAL
                               -----------   ------------ ------- ------------
  France......................          --   $ 34,317,131   --    $ 34,317,131
  Germany.....................          --     24,627,089   --      24,627,089
  Hong Kong...................          --     10,547,150   --      10,547,150
  Ireland..................... $    62,381      1,472,777   --       1,535,158
  Israel......................     380,608      1,053,830   --       1,434,438
  Italy.......................     923,379      6,973,941   --       7,897,320
  Japan.......................          --     80,337,633   --      80,337,633
  Netherlands.................   4,303,208      6,549,392   --      10,852,600
  New Zealand.................          --        937,825   --         937,825
  Norway......................          --      3,381,033   --       3,381,033
  Portugal....................          --        342,924   --         342,924
  Singapore...................          --      3,945,803   --       3,945,803
  Spain.......................          --     10,487,612   --      10,487,612
  Sweden......................          --      8,606,829   --       8,606,829
  Switzerland.................     298,990     28,597,207   --      28,896,197
  United Kingdom..............  18,701,387     37,121,811   --      55,823,198
Preferred Stocks
  Germany.....................          --      3,130,497   --       3,130,497
Rights/Warrants
  Spain.......................          --         16,820   --          16,820
Securities Lending
  Collateral..................          --      8,816,973   --       8,816,973
                               -----------   ------------   --    ------------
TOTAL.                         $56,714,582   $305,860,678   --    $362,575,260
                               ===========   ============   ==    ============

                        VA EQUITY ALLOCATION PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
 DFA Investment Dimensions Group Inc..................... 552,800 $12,377,193
Investment in U.S. Large Company Portfolio of
 Dimensional Investment Group Inc........................ 475,696   9,923,022
Investment in International Core Equity Portfolio of
 DFA Investment Dimensions Group Inc..................... 512,604   6,479,321
Investment in VA U.S. Targeted Value Portfolio of
DFA Investment Dimensions Group Inc...................... 325,278   5,559,002
 Investment in Emerging Markets Core Equity Portfolio of
 DFA Investment Dimensions Group Inc..................... 167,757   3,492,708
Investment in VA U.S. Large Value Portfolio of
 DFA Investment Dimensions Group Inc..................... 126,141   3,086,673
Investment in VA International Small Portfolio of
 DFA Investment Dimensions Group Inc..................... 175,536   1,988,818
Investment in VA International Value Portfolio of
 DFA Investment Dimensions Group Inc..................... 126,072   1,488,907
Investment in DFA Real Estate Securities Portfolio of
 DFA Investment Dimensions Group Inc.....................  33,734   1,227,234
                                                                  -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
 (Cost $46,808,712)^^....................................         $45,622,878
                                                                  ===========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------
                                 LEVEL 1     LEVEL 2 LEVEL 3    TOTAL
                               -----------   ------- ------- -----------
Affiliated Investment
  Companies................... $45,622,878     --      --    $45,622,878
                               -----------     --      --    -----------
TOTAL......................... $45,622,878     --      --    $45,622,878
                               ===========     ==      ==    ===========

                        DFA MN MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                       FACE
                                                                      AMOUNT   VALUE+
                                                                      ------ ----------
                                                                      (000)
                                                                      ------
                MUNICIPAL BONDS -- (100.0%)
                MINNESOTA -- (100.0%)
                Belle Plaine Independent School District No. 716
                  (GO) (SD CRED PROG) Series A
                   4.000%, 02/01/19..................................   100  $  100,000
                Bloomington Independent School District No. 271 (GO)
                  (SD CRED PROG) Series A
                   5.000%, 02/01/21..................................   100     106,598
                Chaska Independent School District No. 112 (GO) (SD
                  CRED PROG) Series A
                   5.000%, 02/01/21.................................. 1,150   1,225,647
                City of Bemidji (GO) (AGM) Series A
                   5.000%, 02/01/20..................................   230     237,224
                   5.000%, 02/01/21..................................   575     610,955
                City of Cambridge (GO) Series A
                   3.000%, 02/01/23..................................   375     390,862
                City of Chaska (GO) Series B
                   5.000%, 02/01/21..................................   385     410,090
                City of Circle Pines (GO) Series B
                   3.000%, 02/01/21..................................   215     220,151
                City of Duluth (GO) Series A
                   3.000%, 02/01/20..................................   240     243,007
                City of East Grand Forks (GO) Series A
                   3.000%, 02/01/21..................................   200     204,278
                City of Hopkins (GO) Series D
                   3.000%, 02/01/22..................................   130     134,649
                City of Hutchinson (GO) Series C
                   2.000%, 02/01/19..................................   140     140,000
                City of Kasson (GO)
                   4.000%, 02/01/23..................................   320     346,038
                City of Kasson (GO) Series A
                   2.000%, 02/01/20..................................   160     160,392
                City of Lakeville (GO) Series A
                   5.000%, 02/01/20..................................   470     485,421
                City of Lakeville (GO) Series B
                   5.000%, 02/01/24..................................   710     817,998
                City of Mahtomedi (GO) Series A
                   2.000%, 02/01/19..................................   225     225,000
                City of Marshall (GO) Series B
                   5.000%, 02/01/21..................................   110     117,035
                City of Minneapolis (GO)
                   2.000%, 12/01/19..................................   100     100,293
                   2.000%, 12/01/20                                     520     523,255
                   3.000%, 12/01/27                                   5,000   5,175,850
                City of New Ulm (GO) Series B
                   2.000%, 12/01/19..................................   325     325,952
                City of Red Wing (GO) Series A
                   4.000%, 02/01/26..................................   700     782,873
                City of Richfield (GO) Series A
                   3.000%, 02/01/24..................................   255     268,898
                City of Rochester (GO) Series A
                   5.000%, 02/01/20.................................. 1,000   1,032,920
                City of Saint Cloud (GO) Series A
                   3.000%, 02/01/24..................................   450     467,707
                City of Saint Cloud (GO) Series B
                   5.000%, 02/01/20..................................   275     284,023
                City of Saint Cloud (RB) Series A
   (currency)      5.125%, 05/01/30 (Pre-refunded @ $100, 5/1/20)....   300     312,300
                City of Saint Francis (GO) Series A
                   3.000%, 02/01/19..................................   275     275,000
                   3.000%, 02/01/20..................................   285     288,571
                City of Saint Paul (GO) Series A
                   5.000%, 09/01/21..................................   610     660,660
                City of Saint Paul (GO) Series B
                   5.000%, 11/01/20..................................   835     882,954
                City of Saint Paul Sewer Revenue (RB) Series C
                   3.000%, 12/01/19..................................   250     252,793
                City of Savage (GO) Series A
                   3.000%, 02/01/22..................................   325     333,447
                City of Shoreview (GO) Series A
                   3.000%, 02/01/21..................................   290     297,352
                City of Waconia (GO) Series A
                   3.000%, 02/01/23..................................   450     469,741
                   3.000%, 02/01/26..................................   820     866,871
                City of West Saint Paul (GO) Series A
                   3.000%, 02/01/23..................................   230     239,729

DFA MN MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                                       FACE
                                                                      AMOUNT       VALUE+
                                                                      ------     ----------
                                                                      (000)
                                                                      ------
                MINNESOTA -- (Continued)
                City of Woodbury (GO) Series A
                   2.000%, 02/01/20..................................   135      $  135,477
                   2.000%, 02/01/22..................................   145         146,221
                Cloquet Independent School District No. 94 (GO) (SD
                  CRED PROG) Series A
                   5.000%, 04/01/22..................................   910         998,998
                Cook County (GO) Series A
                   3.000%, 02/01/21..................................   180         183,922
                County of Itasca (GO) Series A
                   5.000%, 02/01/24..................................   545         622,804
                County of Olmsted (GO) Series A
                   5.000%, 02/01/24..................................   675         776,284
                   4.000%, 02/01/27..................................   445         489,736
                County of Rice (GO)
                   3.000%, 02/01/20..................................   220         222,801
                County of Sherburne (GO) Series A
                   3.000%, 02/01/24.................................. 1,360       1,419,690
                County of Swift (GO) Series A
                   3.000%, 02/01/23..................................   215         224,432
                Dakota County Community Development Agency (RB)
                  (CNTY GTD) Series B
                   5.000%, 01/01/23.................................. 1,180       1,322,343
                Eden Prairie Independent School District No. 272
                  (GO) (SD CRED PROG) Series C
                   5.000%, 02/01/20.................................. 1,105       1,141,819
                Fosston Independent School District No. 601 (GO) (SD
                  CRED PROG)
                   4.000%, 02/01/25..................................   550         611,853
                Hastings Independent School District No. 200 (GO)
                  (SD CRED PROG) Series A
                   5.000%, 02/01/21..................................   740         788,677
                Hennepin County (GO) Series A
                   5.000%, 12/01/20..................................   400         424,060
                   5.000%, 12/01/22.................................. 2,125       2,381,912
                Hennepin County (GO) Series B
                   5.000%, 12/01/21.................................. 2,000       2,182,400
                Hennepin County Sales Tax Revenue (RB)
                   5.000%, 12/15/19..................................   250         257,193
                Housing & Redevelopment Authority of The City of
                  Saint Paul Minnesota (RB) Series A1
   (currency)      5.250%, 11/15/29 (Pre-refunded @ $100, 11/15/19)..   350         359,503
                Itasca County (GO) Series A
                   5.000%, 02/01/23..................................   865         966,023
                Lakeville Independent School District No. 194 (GO)
                  (SD CRED PROG) Series A
                   5.000%, 02/01/20..................................   345         356,495
                Luverne Independent School District No. 2184 (GO)
                  (SD CRED PROG) Series A
                   4.000%, 02/01/21..................................   510         532,669
                Mahtomedi Independent School District No. 832 (GO)
                  (SD CRED PROG) Series A
                   5.000%, 02/01/21..................................   175         186,547
                Metropolitan Council (GO) Series B
                   5.000%, 03/01/21..................................   350         373,891
                Metropolitan Council (GO) Series C
                   5.000%, 03/01/26.................................. 1,550       1,856,466
                Milaca Independent School District No. 912 (GO) (SD
                  CRED PROG) Series A
                   4.000%, 02/01/23..................................   825         888,170
                   4.000%, 02/01/24..................................   830         904,285
                Minneapolis Special School District No. 1
                   5.000%, 02/01/22..................................   750         821,895
                Minneapolis Special School District No. 1 (GO) (SD
                  CRED PROG) Series B
                   5.000%, 02/01/24.................................. 1,200       1,379,436
                Minnesota Higher Education Facilities Authority (RB)
                  Series 7-K2-HA
   (currency)      6.000%, 10/01/40 (Pre-refunded @ $100, 10/1/21)...   450         499,081
                Minnesota Public Facilities Authority (RB) Series C
   (currency)      3.250%, 03/01/24 (Pre-refunded @ $100, 3/1/20)....   770         782,574
                Minnesota State (GO) Series A
                   5.000%, 08/01/19.................................. 1,310       1,331,982
                   5.000%, 08/01/19..................................   500         508,390

DFA MN MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                       FACE
                                                                      AMOUNT   VALUE+
                                                                      ------ ----------
                                                                      (000)
                                                                      ------
                MINNESOTA -- (Continued)
                   5.000%, 10/01/20..................................   505  $  532,381
   (currency)      5.000%, 08/01/23 (Pre-refunded @ $100, 8/1/20)....   250     261,835
                Minnesota State (GO) Series B
                   5.000%, 08/01/19..................................   100     101,678
                   5.000%, 08/01/19..................................   750     762,585
                Minnesota State (GO) Series D
                   5.000%, 08/01/19..................................    50      50,839
                   5.000%, 08/01/19..................................   170     172,853
                   5.000%, 08/01/20.................................. 1,975   2,071,795
                   5.000%, 08/01/22.................................. 1,820   2,022,766
                Minnesota State (GO) (ETM) Series D
   (currency)      5.000%, 08/01/20..................................    25      26,184
                Minnesota State 911 Services Revenue (RB)
   (currency)      5.000%, 06/01/20 (Pre-refunded @ $100, 6/1/19).... 2,100   2,123,205
                Minnesota State Colleges & Universities (RB) Series A
                   4.000%, 10/01/19..................................   100     101,524
                Moorhead Independent School District No. 152 (GO)
                  (SD CRED PROG) Series A
                   4.000%, 02/01/24..................................   600     659,736
                Morris Area Schools Independent School District
                  No. 2769 (GO) (SD CRED PROG) Series A
                   4.000%, 02/01/23.................................. 1,490   1,613,625
                   4.000%, 02/01/24..................................   300     329,688
                New London-Spicer Independent School District
                  No. 345 (GO) (SD CRED PROG) Series A
                   3.000%, 02/01/23..................................   150     156,549
                New Prague Independent School District No. 721 (GO)
                  (SD CRED PROG) Series A
                   4.000%, 02/01/20..................................   605     619,230
                North Branch Independent School District No. 138
                  (GO) (SD CRED PROG) Series A
                   5.000%, 02/01/20..................................   300     309,996
                North St Paul-Maplewood-Oakdale Independent School
                  District No. 622 (GO) (SD CRED PROG) Series A
                   5.000%, 02/01/22..................................   255     278,975
                   3.000%, 02/01/24..................................   255     268,148
                Northfield Independent School District No. 659 (GO)
                  (SD CRED PROG) Series A
   (currency)      4.000%, 02/01/21..................................   500     500,000
                Osseo Independent School District No. 279 (GO) (SD
                  CRED PROG) Series C
                   5.000%, 02/01/20                                     780     805,990
                Pine City Independent School District No. 578 (GO)
                  (SD CRED PROG) Series A
                   2.000%, 02/01/21..................................   300     300,990
                Robbinsdale Independent School District No. 281 (GO)
                  (SD CRED PROG) Series A
                   5.000%, 02/01/20..................................   250     258,355
                Rochester Independent School District No. 535 (GO)
                  (SD CRED PROG) Series B
                   5.000%, 02/01/20..................................   205     211,831
                   5.000%, 02/01/22..................................   210     230,066
                Rockford Independent School District No. 883 (GO)
                  (SD CRED PROG) Series A
                   5.000%, 02/01/19..................................   200     200,000
                Saint Michael-Albertville Independent School
                  District No. 885 (GO) (SD CRED PROG) Series A
                   4.000%, 02/01/19..................................   150     150,000
                St Louis County Independent School District No. 2142
                  (GO) (SD CRED PROG) Series A
                   3.000%, 02/01/20..................................   600     608,292
                Three Rivers Park District (GO) Series C
                   5.000%, 02/01/21.................................. 1,060   1,129,504
                Washington County (GO) Series A
                   5.000%, 02/01/19..................................   150     150,000
                   5.000%, 02/01/21..................................   310     330,327

DFA MN MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT   VALUE+
                                                      ------ -----------
                                                      (000)
                                                      ------
MINNESOTA -- (Continued)
Watertown-Mayer Independent School District No. 111
  (GO) (SD CRED PROG) Series B
   4.000%, 02/01/20..................................  500   $   511,810
                                                             -----------
Westonka Independent School District No. 277 (GO)
  (SD CRED PROG) Series A
   2.000%, 02/01/20..................................  500       501,960
White Bear Lake Independent School District No. 624
  (GO) (SD CRED PROG) Series A
   3.000%, 02/01/23..................................  350   $   361,557
                                                             -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $65,425,540)^^...        $64,808,837
                                                             ===========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------
                               LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                               -------  ----------- ------- -----------
Municipal Bonds...............   --     $64,808,837   --    $64,808,837
                                 --     -----------   --    -----------
TOTAL.........................   --     $64,808,837   --    $64,808,837
                                 ==     ===========   ==    ===========

                DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                       FACE
                                                                      AMOUNT   VALUE+
                                                                      ------ ----------
                                                                      (000)
                                                                      ------
                MUNICIPAL BONDS -- (100.0%)
                CALIFORNIA -- (100.0%)
                Albany Unified School District (GO)
                   5.000%, 08/01/25..................................   230  $  274,436
                Alhambra Unified School District (GO) Series A
                   1.750%, 08/01/22..................................   300     300,810
                Alhambra Unified School District (GO) Series B
                   5.000%, 08/01/23..................................   100     114,960
                Anaheim Housing & Public Improvements Authority (RB)
   (currency)      5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/21)...   500     545,430
   (currency)      5.000%, 10/01/41 (Pre-refunded @ $100, 10/1/21)... 1,320   1,439,935
                Bay Area Toll Authority (RB) Series S-4
   (currency)      5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)....   250     287,653
                Berkeley Unified School District (GO) Series E
                   5.000%, 08/01/27..................................   695     867,541
                Beverly Hills Unified School District (GO)
                   2.000%, 08/01/22..................................   150     152,337
                Burbank Unified School District (GO)
                   5.000%, 08/01/24..................................   565     666,259
                Cajon Valley Union School District (GO)
                   5.000%, 08/01/24..................................   305     358,082
                California Infrastructure & Economic Development
                  Bank (RB) (AMBAC)
   (currency)      5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)....   100     124,367
                California Municipal Finance Authority (RB)
   (currency)      6.000%, 01/01/42 (Pre-refunded @ $100, 1/1/22)....   250     281,513
                California State (GO)
                   5.000%, 12/01/22..................................   500     560,645
                   5.000%, 08/01/23..................................   585     666,783
                   5.000%, 10/01/25.................................. 1,700   2,023,425
                   5.000%, 08/01/26.................................. 2,380   2,867,115
                   5.000%, 08/01/26.................................. 2,540   3,059,862
                   5.000%, 09/01/26.................................. 3,215   3,877,258
                   4.000%, 11/01/26.................................. 1,735   1,974,673
                   3.500%, 08/01/27.................................. 2,835   3,135,255
                   5.000%, 08/01/27.................................. 4,200   5,131,812
                   5.000%, 11/01/27..................................   200     245,020
                California State (GO) (AMBAC)
                   5.000%, 02/01/27..................................   625     758,219
                California State (GO) (ETM) Series A
                   5.000%, 07/01/19..................................   150     152,163
                California State Department of Water Resources (RB)
                  Series AQ
   (currency)      4.000%, 12/01/32 (Pre-refunded @ $100, 6/1/23).... 3,500   3,865,050
                California State Department of Water Resources (RB)
                  Series AS
                   5.000%, 12/01/24..................................   775     923,358
                California State Department of Water Resources Power
                  Supply Revenue (RB) Series
                   5.000%, 05/01/19..................................   250     252,138
                   5.000%, 05/01/20..................................   325     339,017
                California State Department of Water Resources Power
                  Supply Revenue (RB) Series L
   (currency)      5.000%, 05/01/22 (Pre-refunded @ $100, 5/1/20).... 1,000   1,043,250
                California State Department of Water Resources Power
                  Supply Revenue (RB) Series O
                   5.000%, 05/01/21.................................. 1,225   1,318,859
                   5.000%, 05/01/22.................................. 1,675   1,857,541
                California State Public Works Board (RB)
   (currency)      6.125%, 11/01/29 (Pre-refunded @ $100, 11/1/19)... 1,000   1,034,110

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                                       FACE
                                                                      AMOUNT   VALUE+
                                                                      ------ ----------
                                                                      (000)
                                                                      ------
                CALIFORNIA -- (Continued)
                California State Public Works Board (RB) Series C-1
   (currency)      5.000%, 03/01/22 (Pre-refunded @ $100, 3/1/20)....   310  $  321,659
                California State Public Works Board (RB) Series D
   (currency)      5.000%, 09/01/24 (Pre-refunded @ $100, 9/1/22)....   935   1,049,874
   (currency)      5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/22).... 1,250   1,403,575
                California State University (RB) Series A
                   5.000%, 11/01/20..................................   570     604,867
                   5.000%, 11/01/21..................................   250     273,908
                   5.000%, 11/01/23..................................   375     434,662
                   5.000%, 11/01/23.................................. 1,935   2,242,858
                Camrosa Water District Financing Authority (RB)
                  Series A
                   4.000%, 01/15/22..................................   205     220,150
                Carlsbad Unified School District (GO)
                   5.000%, 08/01/26..................................   310     381,185
                City & County of San Francisco (GO) Series
                   5.000%, 06/15/22..................................   200     223,434
                City & County of San Francisco (GO) Series R1
                   5.000%, 06/15/19..................................   375     379,901
                   5.000%, 06/15/21..................................   250     270,913
                City of Grover Beach (GO)
                   5.000%, 09/01/22..................................   390     437,334
                   5.000%, 09/01/26..................................   345     423,394
                   5.000%, 09/01/27..................................   445     554,875
                City of Los Angeles (GO) Series B
                   5.000%, 09/01/19..................................   150     153,080
                City of Los Angeles CA (RN)
                   4.000%, 06/27/19.................................. 2,000   2,019,940
                City of Pacifica COP
                   5.000%, 01/01/24..................................   250     289,328
                City of Pittsburg Water Revenue (RB) Series A
                   5.000%, 08/01/24..................................   275     323,021
                City of San Francisco Public Utilities Commission
                  Water Revenue (RB)
                   5.000%, 11/01/23..................................   855     991,030
                   5.000%, 11/01/24.................................. 1,000   1,188,200
                City of San Francisco Public Utilities Commission
                  Water Revenue (RB) Series D
                   5.000%, 11/01/25..................................   220     267,148
                   5.000%, 11/01/26..................................   150     185,271
                Cloverdale Unified School District (GO) (AGM) Series
                  A
   (currency)      5.250%, 08/01/32 (Pre-refunded @ $100, 8/1/21)....   235     256,474
                Conejo Valley Unified School District (GO) Series
                   4.000%, 08/01/27..................................   525     610,633
                Contra Costa Transportation Authority (RB) Series
   (currency)      5.000%, 03/01/23 (Pre-refunded @ $100, 3/1/20)....   225     233,462
                   5.000%, 03/01/23..................................   260     295,838
                Contra Costa Transportation Authority (RB) Series A
                   5.000%, 03/01/24.................................. 2,750   3,215,685
                Contra Costa Water District (RB) Series U
                   5.000%, 10/01/19..................................   100     102,369
                Culver City Unified School District (GO) Series C
                   8.000%, 08/01/23..................................   460     588,253
                Desert Sands Unified School District (GO) Series A
                   5.000%, 06/01/23..................................   375     429,416
                Dixie School District (GO)
                   5.000%, 08/01/21..................................   500     543,155
                Dublin-San Ramon Services District Water Revenue (RB)
   (currency)      5.500%, 08/01/34 (Pre-refunded @ $100, 2/1/21).... 1,425   1,538,188
                El Monte Union High School District (GO)
                   5.000%, 06/01/24..................................   250     291,688
                Elsinore Valley Municipal Water District Financing
                  Authority (RB) Series A
                   5.000%, 07/01/24..................................   400     469,960
                Emery Unified School District (GO)
                   5.000%, 08/01/27..................................   600     743,634
                Fairfield-Suisun Unified School District (GO)
                   5.000%, 08/01/26..................................   695     850,763

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                                                             FACE
                                                                                            AMOUNT   VALUE+
                                                                                            ------ ----------
                                                                                            (000)
                                                                                            ------
                CALIFORNIA -- (Continued)
                Grossmont Healthcare District (GO) Series
                   5.000%, 07/15/23........................................................ 1,000  $1,145,380
                Grossmont Union High School District (GO)
                   5.000%, 08/01/21........................................................   200     217,416
                Kern High School District (GO) Series E
                   4.000%, 08/01/24........................................................   200     225,250
                Los Angeles Community College District (GO) Series C
                   5.000%, 08/01/22........................................................   360     402,444
                   5.000%, 06/01/26........................................................   530     649,965
                Los Angeles County Metropolitan Transportation Authority (RB)
   (currency)      5.000%, 07/01/23 (Pre-refunded @ $100, 7/1/21).......................... 1,000   1,083,710
                Los Angeles County Metropolitan Transportation Authority (RB) Series A
                   5.000%, 07/01/22........................................................ 1,600   1,786,496
                   5.000%, 07/01/24........................................................   600     708,006
                Los Angeles Department of Water (RB) Series A
                   5.000%, 07/01/25........................................................ 1,000   1,205,610
                Los Angeles Department of Water & Power Power System Revenue (RB) Series
                   5.000%, 07/01/26........................................................   335     411,380
                Los Angeles Department of Water & Power Power System Revenue (RB) Series A
                   5.000%, 07/01/19........................................................   300     304,341
                   5.000%, 07/01/20........................................................   515     540,539
                Los Angeles Department of Water & Power Power System Revenue (RB) Series B
                   5.000%, 07/01/26........................................................   400     491,200
                Los Angeles Department of Water & Power Power System Revenue (RB) Series D
                   5.000%, 07/01/27........................................................ 1,000   1,246,880
                Los Angeles Unified School District (GO) Series A
                   5.000%, 07/01/19........................................................ 1,000   1,014,420
                   5.000%, 07/01/24........................................................ 1,425   1,665,383
                   5.000%, 07/01/26........................................................ 1,085   1,313,056
                   5.000%, 07/01/27........................................................   480     587,184
                Los Angeles Unified School District (GO) Series B-1
                   5.000%, 07/01/27........................................................   175     214,078
                Los Rios Community College District (GO) Series F
                   2.000%, 08/01/20........................................................   200     201,706
                Merced Community College District (GO)
                   4.000%, 08/01/19........................................................   200     202,538
                Mesa Water District COP
   (currency)      5.000%, 03/15/22 (Pre-refunded @ $100, 3/15/20)                            500     519,195
                Millbrae Public Financing Authority (RB)
                   5.000%, 12/01/25........................................................   390     470,359
                   5.000%, 12/01/26........................................................   265     324,031
                   5.000%, 12/01/27........................................................   385     476,950
                Morongo Unified School District (GO) Series A
                   5.000%, 08/01/25........................................................    20      23,877
                   5.000%, 08/01/26........................................................   280     339,690
                   5.000%, 08/01/27........................................................   130     159,977
                Mount Diablo Unified School District (GO) Series G
                   3.000%, 08/01/24........................................................   130     139,108
                Municipal Improvement Corp.of Los Angeles (RB) Series A
                   5.000%, 11/01/22........................................................ 1,100   1,236,136
                   5.000%, 11/01/23........................................................   750     864,495
                   5.000%, 11/01/24........................................................   425     501,657
                Napa Valley Community College District (GO) Series A
                   5.000%, 08/01/21........................................................   250     271,258
                New Haven Unified School District (GO)
                   5.000%, 08/01/26........................................................   150     183,500
                Northern California Transmission Agency (RB) Series
                   5.000%, 05/01/24........................................................   280     326,449
                Northern Humboldt Union High School District (GO)
                   4.000%, 08/01/25........................................................   120     136,184
                Novato Sanitary District (RB)
                   5.000%, 02/01/22........................................................   340     374,898
                Oak Park Unified School District (GO)
                   4.000%, 08/01/22........................................................   200     216,308
                Oakdale Joint Unified School District (GO)
                   4.000%, 08/01/23........................................................   400     440,352
                   4.000%, 08/01/24........................................................   175     195,823

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


                                                                                                      FACE
                                                                                                     AMOUNT   VALUE+
                                                                                                     ------ ----------
                                                                                                     (000)
                                                                                                     ------
                CALIFORNIA -- (Continued)...........................................................
                Oakland Unified School District/Alameda County (GO).................................
                   5.000%, 08/01/24.................................................................   750  $  872,400
(currency)      6.625%, 08/01/38 (Pre-refunded @ $100, 8/1/21)                                       800       899,696
                Oakland Unified School District/Alameda County (GO) Series A........................
                   5.000%, 08/01/25.................................................................   200     237,160
                Oakland Unified School District/Alameda County (GO) Series C........................
                   5.000%, 08/01/24.................................................................   510     593,232
                Oakland Unified School District/Alameda County (GO) (AGM)...........................
                   5.000%, 08/01/25................................................................. 1,075   1,274,735
                Ontario Montclair School District (GO) (AGM) Series B...............................
                   5.000%, 08/01/21.................................................................   160     173,523
                Otay Water District (RB)............................................................
                   5.000%, 09/01/22.................................................................   740     830,369
                Pacific Grove Unified School District (GO)..........................................
                   3.000%, 08/01/26.................................................................   210     226,059
                Pajaro Valley Unified School District (GO) Series D.................................
                   4.000%, 08/01/19.................................................................   370     374,788
                Palm Springs Financing Authority (RB)...............................................
                   5.000%, 11/01/25.................................................................   260     313,690
                Palomar Community College District (GO).............................................
                   5.000%, 05/01/23.................................................................   200     228,836
                Pasadena Unified School District (GO)...............................................
                   5.000%, 08/01/26.................................................................   525     641,839
                Pasadena Unified School District (GO) Series B......................................
                   5.000%, 08/01/26................................................................. 1,000   1,222,550
                Placentia-Yorba Linda Unified School District (GO)..................................
                   5.000%, 08/01/23.................................................................   205     235,381
                Port of Los Angeles (RB) Series A...................................................
                   5.000%, 08/01/19.................................................................   750     763,297
                Redondo Beach Unified School District (GO) (AGM) Series A...........................
                   5.000%, 08/01/23.................................................................   255     292,671
                Reed Union School District (GO).....................................................
                   4.000%, 08/01/26.................................................................   250  $  289,145
                Regents of the University of California Medical Center Pooled Revenue (RB) Series J.
   (currency)      5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/23)..................................   530     604,253
   (currency)      5.250%, 05/15/27 (Pre-refunded @ $100, 5/15/23)..................................   260     299,104
                Riverside Unified School District (GO) Series A.....................................
                   5.000%, 08/01/19.................................................................   775     788,810
                Ross Valley Public Financing Authority (RB).........................................
                   5.000%, 01/01/25.................................................................   410     485,489
                Sacramento County Sanitation Districts Financing Authority (RB) (NATL) Series A.....
                   5.250%, 12/01/20.................................................................   510     545,057
                Sacramento Municipal Utility District (RB) Series E.................................
                   5.000%, 08/15/23.................................................................   350     403,627
                San Carlos CA School District (GO)..................................................
                   5.000%, 10/01/20.................................................................   500     529,225
                San Diego Community College District (GO)...........................................
                   5.000%, 08/01/23.................................................................   500     576,445
                   5.000%, 08/01/26................................................................. 1,660   2,041,186
                San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series A.........
   (currency)      5.250%, 05/15/39 (Pre-refunded @ $100, 5/15/19)..................................   475     480,078
                San Diego Unified School District (GO) (AGM) Series F-1.............................
                   5.250%, 07/01/27.................................................................   475     601,483
                San Diego Unified School District (GO) Series R-5...................................
                   5.000%, 07/01/26.................................................................   200     245,600
                San Francisco Community College District (GO).......................................
                   5.000%, 06/15/24................................................................. 1,315   1,542,442
                San Francisco County Transportation Authority (RB)..................................
                   3.000%, 02/01/22................................................................. 1,300   1,356,056

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT    VALUE+
                                                              ------ ------------
                                                              (000)
                                                              ------
CALIFORNIA -- (Continued)
San Francisco Unified School District (GO) Series A
   5.000%, 06/15/25..........................................   650  $    781,020
   5.000%, 06/15/26..........................................   880     1,078,141
San Gabriel Unified School District (GO) Series A
   5.000%, 08/01/25..........................................   230       275,057
San Lorenzo Unified School District (GO)
   5.000%, 08/01/21..........................................   140       151,833
San Mateo Union High School District (GO) Series C
   4.000%, 09/01/26..........................................   320       371,360
San Matro County Community College District (GO) Series B
   5.000%, 09/01/28..........................................   100       126,820
San Rafael City High School District (GO) Series B
   5.000%, 08/01/27..........................................   100       124,559
Santa Clara County Financing Authority (RB) Series A
   5.000%, 11/15/22.......................................... 2,000     2,260,240
Santa Clara Valley Transportation Authority (RB) Series A
   5.000%, 06/01/26..........................................   400       490,540
Santa County Clara (GO) Series C
   5.000%, 08/01/26.......................................... 1,100     1,352,593
Santa Paula Union High School District (GO) Series A
   5.000%, 08/01/19..........................................   260       264,633
Santee School District (GO)
   5.000%, 08/01/24..........................................   290       340,472
Scotts Valley Unified School District (GO) Series B
   4.000%, 08/01/24..........................................   150       168,434
   4.000%, 08/01/25..........................................   250       284,870
   5.000%, 08/01/26..........................................   250       305,245
Simi Valley Unified School District (GO)
   5.000%, 08/01/19..........................................   610       620,870
Southwestern Community College District (GO) Series B
   4.000%, 08/01/25..........................................   250       284,540
Sylvan Union School District (GO) Series
   5.000%, 08/01/25..........................................   380       455,476
Tahoe-Truckee Unified School District (GO)
   5.000%, 08/01/26..........................................   100       122,726
Tahoe-Truckee Unified School District (GO) Series C
   2.000%, 08/01/20.......................................... 1,190     1,200,151
University of California (RB) Series AF
   5.000%, 05/15/22..........................................   750       834,982
(currency) 5.000%, 05/15/27 (Pre-refunded @ $100, 5/15/23)    4,240     4,843,479
Washington Union School District/Monterey County (GO)
   5.000%, 08/01/27..........................................   135       166,604
West Valley-Mission Community College District (GO) Series B
   5.000%, 08/01/27..........................................   220       274,617
                                                                     ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $124,589,764)^^..........        $125,272,718
                                                                     ============

As of January 31, 2019, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

                PAYMENTS   PAYMENTS                                    UPFRONT  UPFRONT               UNREALIZED
                  MADE     RECEIVED  PAYMENT    NOTIONAL    EXPIRATION PREMIUMS PREMIUMS   MARKET    APPRECIATION
COUNTERPARTY    BY FUND    BY FUND  FREQUENCY    AMOUNT        DATE      PAID   RECEIVED   VALUE    (DEPRECIATION)
------------  ------------ -------- --------- ------------- ---------- -------- -------- ---------  --------------
 Bank of
   America
   Corp...... 2.367% Fixed   CPI    Maturity  USD 6,000,000  07/17/25     --       --    $(174,204)   $(174,204)
 Bank of
   America
   Corp...... 2.265% Fixed   CPI    Maturity  USD 7,000,000  02/23/24     --       --     (128,222)    (128,222)
 Bank of
   America
   Corp...... 2.065% Fixed   CPI    Maturity  USD 9,000,000  12/12/26     --       --      (53,561)     (53,561)
 Bank of
   America
   Corp...... 2.063% Fixed   CPI    Maturity  USD 4,000,000  11/08/23     --       --      (11,211)     (11,211)

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                 PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT
                                   MADE     RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS    MARKET
COUNTERPARTY                     BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED    VALUE
------------                   ------------ -------- --------- -------------- ---------- -------- -------- -----------
Bank of America Corp.......... 2.060% Fixed   CPI    Maturity  USD 11,000,000  11/06/21     --       --    $   (29,899)
Bank of America Corp.......... 2.058% Fixed   CPI    Maturity  USD 11,000,000  12/12/22     --       --        (59,202)
Bank of America Corp.......... 1.885% Fixed   CPI    Maturity  USD  8,000,000  01/22/24     --       --          5,676
Citibank, N.A................. 2.312% Fixed   CPI    Maturity  USD  7,000,000  07/24/23     --       --       (150,728)
Citibank, N.A................. 2.289% Fixed   CPI    Maturity  USD 12,000,000  07/26/23     --       --       (245,770)
Citibank, N.A................. 2.260% Fixed   CPI    Maturity  USD 10,000,000  08/08/22     --       --       (175,673)
Citibank, N.A................. 2.225% Fixed   CPI    Maturity  USD  6,000,000  03/26/23     --       --        (96,005)
Citibank, N.A................. 2.160% Fixed   CPI    Maturity  USD  7,000,000  01/09/23     --       --        (72,128)
Citibank, N.A................. 2.143% Fixed   CPI    Maturity  USD  8,000,000  01/18/22     --       --        (73,469)
Citibank, N.A................. 2.065% Fixed   CPI    Maturity  USD  4,000,000  11/09/21     --       --        (13,622)
Citibank, N.A................. 2.054% Fixed   CPI    Maturity  USD 10,000,000  11/06/22     --       --        (21,737)
Merrill Lynch Capital
 Services, Inc................ 2.317% Fixed   CPI    Maturity  USD  6,000,000  05/09/25     --       --        (86,551)
                                                                                            --       --    -----------
TOTAL.........................                                                              --       --    $(1,386,306)
                                                                                            ==       ==    ===========

                                 UNREALIZED
                                APPRECIATION
COUNTERPARTY                   (DEPRECIATION)
------------                   --------------
Bank of America Corp..........  $   (29,899)
Bank of America Corp..........      (59,202)
Bank of America Corp..........        5,676
Citibank, N.A.................     (150,728)
Citibank, N.A.................     (245,770)
Citibank, N.A.................     (175,673)
Citibank, N.A.................      (96,005)
Citibank, N.A.................      (72,128)
Citibank, N.A.................      (73,469)
Citibank, N.A.................      (13,622)
Citibank, N.A.................      (21,737)
Merrill Lynch Capital
 Services, Inc................      (86,551)
                                -----------
TOTAL.........................  $(1,386,306)
                                ===========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------
                               LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                               ------- ------------  ------- ------------
Municipal Bonds...............   --    $125,272,718    --    $125,272,718
Swap Agreements**.............   --      (1,386,306)   --      (1,386,306)
                                 --    ------------    --    ------------
TOTAL.........................   --    $123,886,412    --    $123,886,412
                                 ==    ============    ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                  DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                 FACE
                                                                AMOUNT^   VALUE+
                                                                ------- -----------
                                                                 (000)
                                                                -------
BONDS -- (92.7%)
AUSTRALIA -- (2.5%)
Australia & New Zealand Banking Group, Ltd.
      0.750%, 09/29/26..................................... EUR  3,000  $ 3,360,607
BHP Billiton Finance USA, Ltd.
#     2.875%, 02/24/22.....................................         13       12,942
BHP Billiton Finance, Ltd.
      3.250%, 09/24/27..................................... EUR  1,800    2,409,501
Commonwealth Bank of Australia
      5.000%, 03/19/20.....................................          9        9,202
#W    2.850%, 05/18/26.....................................        266      250,710
W     3.150%, 09/19/27.....................................         10        9,573
FMG Resources August 2006 Pty, Ltd.
#W    5.125%, 05/15/24.....................................      1,500    1,468,125
Macquarie Bank, Ltd.
W     3.900%, 01/15/26.....................................        289      287,954
National Australia Bank, Ltd.
      3.000%, 02/10/23..................................... AUD  2,000    1,459,089
      0.625%, 09/18/24..................................... EUR  4,000    4,536,602
W     3.500%, 01/10/27.....................................        351      344,481
Westpac Banking Corp.
      4.875%, 11/19/19.....................................         63       64,005
      0.625%, 11/22/24..................................... EUR  1,000    1,132,311
      2.850%, 05/13/26.....................................        104       99,018
      2.700%, 08/19/26.....................................         23       21,528
      3.350%, 03/08/27.....................................        319      311,491
                                                                        -----------
TOTAL AUSTRALIA................................................          15,777,139
                                                                        -----------
BELGIUM -- (0.3%)
Anheuser-Busch InBev SA
      2.700%, 03/31/26..................................... EUR  1,000    1,262,335
      2.250%, 05/24/29..................................... GBP    600      737,639
                                                                        -----------
TOTAL BELGIUM..............................................               1,999,974
                                                                        -----------
CANADA -- (3.1%)
Alimentation Couche-Tard, Inc.
      1.875%, 05/06/26..................................... EUR    700      800,789
W     3.550%, 07/26/27.....................................      1,620    1,541,955
Bank of Nova Scotia (The)
      2.620%, 12/02/26..................................... CAD  2,000    1,495,156
Canadian Natural Resources,
Ltd.
      3.420%, 12/01/26..................................... CAD  1,000      753,096
Canadian Pacific Railway Co.
      2.900%, 02/01/25.....................................        535      516,716
      3.700%, 02/01/26.....................................         45       44,872
Cenovus Energy, Inc.
#     3.000%, 08/15/22.....................................        719      691,905
      Enbridge, Inc.
      4.000%, 10/01/23.....................................         34       34,480
#     3.500%, 06/10/24.....................................         15       14,846
Goldcorp, Inc.
      3.625%, 06/09/21.....................................         46       46,111
Husky Energy, Inc.
      3.600%, 03/10/27..................................... CAD  2,000    1,516,359
Nutrien, Ltd.
      3.625%, 03/15/24.....................................        540      527,596
      3.000%, 04/01/25.....................................         40       37,469
Province of British Columbia Canada
      6.500%, 01/15/26.....................................         93      112,695
Province of Quebec Canada
      0.875%, 05/04/27..................................... EUR  3,800    4,422,710
      0.875%, 07/05/28..................................... EUR  3,700    4,257,519
Rogers Communications, Inc.
      3.000%, 03/15/23.....................................         21       20,732
      4.000%, 03/13/24..................................... CAD  2,000    1,584,550
Spectra Energy Partners L.P.
      4.750%, 03/15/24.....................................         22       23,057
Suncor Energy, Inc.
      3.600%, 12/01/24.....................................         87       87,357
Thomson Reuters Corp.
      4.300%, 11/23/23.....................................         60       60,869
      3.850%, 09/29/24.....................................         79       77,642
Toronto-Dominion Bank (The)
      1.994%, 03/23/22..................................... CAD     58       43,443
Toyota Credit Canada, Inc.
      2.020%, 02/28/22..................................... CAD     58       43,273
TransCanada PipeLines, Ltd.
#     3.800%, 10/01/20.....................................         15       15,191
Videotron, Ltd.
      5.000%, 07/15/22.....................................        921      946,972
                                                                        -----------
TOTAL CANADA...............................................              19,717,360
                                                                        -----------
DENMARK -- (1.3%)
AP Moller - Maersk A.S.
      1.750%, 03/16/26..................................... EUR  2,500    2,743,751
Denmark Government Bond
      0.500%, 11/15/27..................................... DKK 32,300    5,129,750
                                                                        -----------
TOTAL DENMARK..............................................               7,873,501
                                                                        -----------
FINLAND -- (1.0%)
Nokia Oyj
#     4.375%, 06/12/27.....................................      1,750    1,693,650
Nordea Bank AB
      1.000%, 02/22/23..................................... EUR  4,000    4,685,460
                                                                        -----------
TOTAL FINLAND..............................................               6,379,110
                                                                        -----------

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                                FACE
                                                               AMOUNT^    VALUE+
                                                              --------- -----------
                                                                (000)
FRANCE -- (5.8%)
Air Liquide Finance SA
    1.000%, 03/08/27..................................... EUR     1,100 $ 1,276,238
BNP Paribas SA
    2.450%, 03/17/19.....................................             7       6,998
#   3.250%, 03/03/23.....................................            22      22,123
    1.500%, 11/17/25..................................... EUR     1,200   1,369,087
BPCE SA
    4.000%, 04/15/24.....................................           500     508,696
Credit Agricole SA
    2.375%, 05/20/24..................................... EUR     1,000   1,241,707
    1.375%, 05/03/27..................................... EUR     2,000   2,331,375
Dexia Credit Local SA
    1.000%, 10/18/27..................................... EUR     1,600   1,860,901
Electricite de France SA
W   3.625%, 10/13/25.....................................            40      39,651
    5.875%, 07/18/31..................................... GBP     1,200   2,042,254
Orange SA
    0.875%, 02/03/27..................................... EUR       500     554,158
    8.125%, 11/20/28..................................... GBP       964   1,839,495
Pernod Ricard SA
    1.500%, 05/18/26..................................... EUR       800     935,667
#W  3.250%, 06/08/26.....................................           173     165,843
Sanofi
    1.750%, 09/10/26..................................... EUR     2,000   2,449,310
    0.500%, 01/13/27..................................... EUR     2,300   2,567,138
    1.125%, 04/05/28..................................... EUR       700     815,932
SNCF Mobilites
    5.375%, 03/18/27..................................... GBP       500     829,023
SNCF Reseau EPIC
    5.250%, 12/07/28..................................... GBP     5,998  10,184,425
    1.125%, 05/25/30..................................... EUR     1,100   1,277,243
Societe Generale SA
    1.125%, 01/23/25..................................... EUR     1,200   1,344,958
Total Capital International SA
    2.100%, 06/19/19.....................................            26      25,911
    3.750%, 04/10/24.....................................           112     115,781
    2.500%, 03/25/26..................................... EUR     2,000   2,564,276
                                                                        -----------
TOTAL FRANCE.............................................                36,368,190
                                                                        -----------
GERMANY -- (3.2%)
Amphenol Technologies Holding GmbH
    2.000%, 10/08/28..................................... EUR     2,000   2,329,938
Daimler AG
    1.000%, 11/15/27..................................... EUR     3,300   3,580,131
Daimler Finance North America LLC
    8.500%, 01/18/31.....................................           604     838,160
Deutsche Bank AG
    2.500%, 02/13/19.....................................            40      39,986
    2.950%, 08/20/20.....................................             2       1,955
    3.125%, 01/13/21.....................................            23      22,432
    3.700%, 05/30/24.....................................           113     105,005
E.ON SE
    1.625%, 05/22/29..................................... EUR     1,200   1,365,432
Kreditanstalt fuer Wiederaufbau
    2.050%, 02/16/26..................................... JPY 1,087,000  11,541,809
                                                                        -----------
TOTAL GERMANY............................................                19,824,848
                                                                        -----------
IRELAND -- (0.1%)
Johnson Controls International P.L.C.
    3.625%, 07/02/24.....................................            11      10,827
Perrigo Finance Unlimited Co.
#   4.375%, 03/15/26.....................................           500     464,915
                                                                        -----------
TOTAL IRELAND............................................                   475,742
                                                                        -----------
ITALY -- (0.8%)
Eni SpA
    1.500%, 01/17/27..................................... EUR     1,000   1,155,934
    1.125%, 09/19/28..................................... EUR     1,700   1,864,517
Italy Buoni Poliennali Del Tesoro
    1.250%, 12/01/26..................................... EUR     2,100   2,252,101
                                                                        -----------
TOTAL ITALY..............................................                 5,272,552
                                                                        -----------
JAPAN -- (0.0%)
Beam Suntory, Inc.
    3.250%, 06/15/23.....................................            21      20,359
Mitsubishi UFJ Financial Group, Inc.
    3.677%, 02/22/27.....................................            35      34,988
Nomura Holdings, Inc.
    6.700%, 03/04/20.....................................            16      16,606
Sumitomo Mitsui Financial Group, Inc.
    3.784%, 03/09/26.....................................            58      58,336
                                                                        -----------
TOTAL JAPAN..............................................                   130,289
                                                                        -----------
LIBERIA -- (0.1%)
Royal Caribbean Cruises, Ltd.
    3.700%, 03/15/28.....................................         1,000     934,361
                                                                        -----------
LUXEMBOURG -- (3.1%)
Allergan Funding SCS
    3.450%, 03/15/22.....................................           150     149,670
    3.800%, 03/15/25.....................................           529     527,097
    2.125%, 06/01/29..................................... EUR     1,500   1,650,709
DH Europe Finance SA
    1.200%, 06/30/27..................................... EUR     1,300   1,486,164
European Financial Stability Facility
    0.950%, 02/14/28..................................... EUR     1,900   2,252,247
Nestle Finance International, Ltd.
    1.250%, 11/02/29..................................... EUR     1,380   1,615,779
Novartis Finance SA
    1.625%, 11/09/26..................................... EUR     3,300   4,010,684
    1.125%, 09/30/27..................................... EUR     5,000   5,856,183

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                                FACE
                                                               AMOUNT^    VALUE+
                                                              --------- -----------
                                                                (000)
LUXEMBOURG -- (Continued)
Whirlpool Finance Luxembourg Sarl
    1.250%, 11/02/26..................................... EUR     1,200 $ 1,328,927
    1.100%, 11/09/27..................................... EUR       500     532,900
                                                                        -----------
TOTAL LUXEMBOURG.........................................                19,410,360
                                                                        -----------
NETHERLANDS -- (7.6%)
Bayer Capital Corp BV
    1.500%, 06/26/26..................................... EUR     2,700   3,060,435
BMW Finance NV
    1.125%, 01/10/28..................................... EUR       750     842,668
BNG Bank NV
    0.625%, 06/19/27..................................... EUR       500     575,905
Cooperatieve Rabobank UA
    3.875%, 02/08/22.....................................            83      84,851
    2.375%, 05/22/23..................................... EUR     2,300   2,858,891
    1.250%, 03/23/26..................................... EUR     2,500   2,964,890
Deutsche Telekom International Finance BV
    1.125%, 05/22/26..................................... EUR     1,000   1,145,289
    1.375%, 01/30/27..................................... EUR       500     574,115
    2.250%, 04/13/29..................................... GBP     1,600   1,992,160
E.ON International Finance BV
    6.375%, 06/07/32..................................... GBP     1,150   2,049,516
Enel Finance International NV
    1.375%, 06/01/26..................................... EUR     1,500   1,682,987
W   4.875%, 06/14/29.....................................         2,000   1,962,539
Heineken NV
W   2.750%, 04/01/23.....................................            26      25,433
    1.375%, 01/29/27..................................... EUR     1,200   1,398,298
Iberdrola International BV
    0.375%, 09/15/25..................................... EUR     1,400   1,539,941
ING Groep NV
    1.375%, 01/11/28..................................... EUR     2,100   2,373,503
Koninklijke KPN NV
    5.750%, 09/17/29..................................... GBP     1,500   2,254,930
Koninklijke Philips NV
    1.375%, 05/02/28..................................... EUR     2,000   2,276,998
LYB International Finance II BV
    3.500%, 03/02/27.....................................            35      33,381
LyondellBasell Industries NV
    5.750%, 04/15/24.....................................         1,400   1,512,796
Mylan NV
    2.250%, 11/22/24..................................... EUR     1,000   1,142,956
    3.125%, 11/22/28..................................... EUR     1,400   1,632,153
Sensata Technologies BV
W   5.000%, 10/01/25.....................................         1,550   1,557,750
Shell International Finance BV
    2.250%, 11/10/20.....................................            54      53,607
#   3.400%, 08/12/23.....................................           123     125,777
    1.625%, 01/20/27..................................... EUR     6,208   7,520,020
Telefonica Europe BV
#   8.250%, 09/15/30.....................................           500     653,214
Unilever NV
    1.000%, 02/14/27..................................... EUR     1,500   1,725,079
Volkswagen International Finance NV
    1.875%, 03/30/27..................................... EUR     2,000   2,184,354
                                                                        -----------
TOTAL NETHERLANDS........................................                47,804,436
                                                                        -----------
NORWAY -- (0.3%)
Equinor ASA
    2.650%, 01/15/24.....................................            81      79,994
Norway Government Bond
W   1.500%, 02/19/26..................................... NOK    14,000   1,652,591
TOTAL NORWAY.............................................                 1,732,585
SPAIN -- (0.3%)
Telefonica Emisiones SAU
#   5.462%, 02/16/21.....................................            10      10,443
    1.715%, 01/12/28..................................... EUR     1,800   2,033,108
                                                                        -----------
TOTAL SPAIN..............................................                 2,043,551
                                                                        -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (4.9%)
Asian Development Bank
    2.350%, 06/21/27..................................... JPY 1,340,000  14,808,830
European Investment Bank
    1.900%, 01/26/26..................................... JPY   118,300   1,241,334
    2.150%, 01/18/27..................................... JPY 1,337,700  14,518,180
                                                                        -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............                30,568,344
                                                                        -----------
SWEDEN -- (1.6%)
Svenska Handelsbanken AB
    0.250%, 02/28/22..................................... EUR       110     125,718
Sweden Government Bond
    0.750%, 05/12/28..................................... SEK    35,400   4,041,938
    2.250%, 06/01/32..................................... SEK    37,000   4,859,293
Telefonaktiebolaget LM Ericsson
    4.125%, 05/15/22.....................................         1,323   1,322,365
                                                                        -----------
TOTAL SWEDEN.............................................                10,349,314
                                                                        -----------
SWITZERLAND -- (0.5%)
Credit Suisse AG
    1.500%, 04/10/26..................................... EUR       700     834,432
UBS Group Funding Switzerland AG
    1.250%, 09/01/26..................................... EUR     1,800   2,038,057
                                                                        -----------
TOTAL SWITZERLAND........................................                 2,872,489
                                                                        -----------
UNITED KINGDOM -- (8.4%)
Aon P.L.C.
    4.000%, 11/27/23.....................................            47      47,905
    3.500%, 06/14/24.....................................           107     105,396
    2.875%, 05/14/26..................................... EUR     1,400   1,727,019
AstraZeneca P.L.C
    3.375%, 11/16/25.....................................           802     787,256

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- -----------
                                                                  (000)
UNITED KINGDOM -- (Continued)
       4.000%, 01/17/29                                           1,000  $ 1,010,922
AstraZeneca P.L.C.
       2.375%, 11/16/20.....................................         34       33,616
       1.250%, 05/12/28..................................... EUR  1,200    1,353,150
       5.750%, 11/13/31..................................... GBP    450      783,571
Barclays Bank P.L.C.
       2.250%, 06/10/24..................................... EUR    500      612,039
Barclays P.L.C.
       3.250%, 02/12/27..................................... GBP  1,657    2,133,183
BAT International Finance P.L.C.
       4.000%, 09/04/26..................................... GBP  1,220    1,689,830
       1.250%, 03/13/27..................................... EUR  1,000    1,069,326
BP Capital Markets P.L.C.
       3.535%, 11/04/24.....................................         26       26,601
       1.077%, 06/26/25..................................... EUR  1,200    1,383,322
       1.594%, 07/03/28..................................... EUR  1,233    1,436,161
British Telecommunications P.L.C.
       1.000%, 11/21/24..................................... EUR  1,200    1,345,192
       1.500%, 06/23/27..................................... EUR    500      554,673
       3.125%, 11/21/31..................................... GBP    700      901,625
Centrica P.L.C.
       4.375%, 03/13/29..................................... GBP  1,000    1,472,210
Coca-Cola European Partners P.L.C.
       1.750%, 05/26/28..................................... EUR  1,400    1,645,128
GlaxoSmithKline Capital P.L.C.
       1.000%, 09/12/26..................................... EUR  1,500    1,716,625
HSBC Holdings P.L.C.
       4.000%, 03/30/22.....................................         59       60,554
       2.625%, 08/16/28..................................... GBP  2,364    3,042,580
Janus Capital Group, Inc.
       4.875%, 08/01/25.....................................        106      107,079
Lloyds Banking Group P.L.C.
       1.500%, 09/12/27..................................... EUR  2,100    2,323,180
Mead Johnson Nutrition Co.
       4.125%, 11/15/25.....................................         69       71,860
Nationwide Building Society
       3.250%, 01/20/28..................................... GBP  1,500    2,086,944
Network Rail Infrastructure Finance P.L.C.
       4.375%, 12/09/30..................................... GBP    950    1,605,102
Praxair, Inc.
       2.200%, 08/15/22.....................................          9        8,758
Rio Tinto Finance P.L.C.
       4.000%, 12/11/29..................................... GBP  2,000    3,042,302
Rolls-Royce P.L.C.
W      3.625%, 10/14/25.....................................        520      502,103
       3.375%, 06/18/26..................................... GBP    800    1,105,655
Santander UK P.L.C.
       4.000%, 03/13/24.....................................        103      105,474
       3.875%, 10/15/29..................................... GBP  1,478    2,170,774
Sky Ltd.
       2.500%, 09/15/26..................................... EUR  2,000    2,449,896
TechnipFMC P.L.C.
       3.450%, 10/01/22.....................................         49       48,013
Transport for London
       4.000%, 09/12/33..................................... GBP  4,400    6,929,728
Vodafone Group P.L.C.
       4.375%, 03/16/21.....................................         11       11,260
       2.500%, 09/26/22.....................................        113      109,862
       1.125%, 11/20/25..................................... EUR    500      561,430
       1.500%, 07/24/27..................................... EUR    350      395,076
       4.200%, 12/13/27..................................... AUD  1,800    1,324,765
       7.875%, 02/15/30.....................................         77       97,411
Western Power Distribution South West P.L.C.
       5.875%, 03/25/27..................................... GBP    900    1,453,942
       2.375%, 05/16/29..................................... GBP  1,300    1,652,883
                                                                         -----------
TOTAL UNITED KINGDOM........................................              53,101,381
                                                                         -----------
UNITED STATES -- (47.8%)
21st Century Fox America, Inc.
       3.700%, 09/15/24.....................................        168      171,485
3M Co.
       1.500%, 11/09/26..................................... EUR  1,100    1,319,925
       2.875%, 10/15/27.....................................        168      163,373
ABB Finance USA, Inc.
       2.875%, 05/08/22.....................................         45       44,908
Abbott Laboratories
       2.800%, 09/15/20.....................................          2        2,003
       2.950%, 03/15/25.....................................        146      143,179
AbbVie, Inc.
       2.900%, 11/06/22.....................................         33       32,599
       3.600%, 05/14/25.....................................      1,000      987,995
       4.250%, 11/14/28.....................................      2,400    2,387,812
Activision Blizzard, Inc.
       3.400%, 06/15/27.....................................      1,052      994,345
Adobe, Inc.
#      3.250%, 02/01/25.....................................         22       22,185
Advance Auto Parts, Inc.
       4.500%, 12/01/23.....................................         14       14,344
AECOM
#      5.875%, 10/15/24.....................................        500      520,500
       5.125%, 03/15/27.....................................      1,200    1,128,000
Aetna, Inc.
       2.200%, 03/15/19.....................................          4        3,998
       2.750%, 11/15/22.....................................         97       94,724
       3.500%, 11/15/24.....................................         63       62,385
Affiliated Managers Group, Inc.
       3.500%, 08/01/25.....................................         30       29,247
Aflac, Inc.
       3.250%, 03/17/25.....................................        129      126,869
Ahold Finance USA LLC
       6.875%, 05/01/29.....................................          8        9,449
Air Products & Chemicals, Inc.
       2.750%, 02/03/23.....................................         11       10,839
Alabama Power Co.
       2.800%, 04/01/25.....................................         30       28,835

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
Albemarle Corp.
    4.150%, 12/01/24.....................................         86  $   87,253
Allergan Finance LLC
    3.250%, 10/01/22.....................................         88      87,075
Allstate Corp. (The)
#   3.150%, 06/15/23.....................................         59      59,088
Ally Financial, Inc.
#   4.125%, 02/13/22.....................................      1,250   1,254,688
Alphabet, Inc.
    3.375%, 02/25/24.....................................         53      54,808
    1.998%, 08/15/26.....................................         86      79,801
Altria Group, Inc.
    4.750%, 05/05/21.....................................          2       2,065
    2.850%, 08/09/22.....................................         46      44,997
Amazon.com, Inc.
    3.800%, 12/05/24.....................................         57      59,477
Ameren Corp.
    2.700%, 11/15/20.....................................         12      11,888
American Express Credit Corp.
    2.250%, 05/05/21.....................................          2       1,971
    3.300%, 05/03/27.....................................        131     130,728
American Honda Finance Corp.
    2.300%, 09/09/26                                             130     119,893
American International Group, Inc.
#   3.300%, 03/01/21.....................................         17      17,127
    4.875%, 06/01/22.....................................         17      17,916
    4.125%, 02/15/24.....................................        118     120,689
    3.750%, 07/10/25.....................................         95      93,528
    3.900%, 04/01/26.....................................         46      45,589
    1.875%, 06/21/27..................................... EUR  2,075   2,350,788
American Water Capital Corp.
#   3.850%, 03/01/24.....................................         25      25,593
Ameriprise Financial, Inc.
    4.000%, 10/15/23.....................................         43      44,227
    2.875%, 09/15/26.....................................         65      61,540
AmerisourceBergen Corp.
    3.400%, 05/15/24.....................................        433     422,897
Amgen, Inc.
    4.100%, 06/15/21.....................................         82      83,701
    3.625%, 05/22/24.....................................         75      76,146
    3.125%, 05/01/25.....................................         37      36,239
    2.600%, 08/19/26.....................................         28      26,019
    4.000%, 09/13/29..................................... GBP  1,336   1,932,902
Analog Devices, Inc.
    3.900%, 12/15/25.....................................         35      34,724
    3.500%, 12/05/26.....................................         23      22,259
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev
  Worldwide, Inc.
W   3.650%, 02/01/26.....................................         35      34,393
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23.....................................         58      55,870
Anheuser-Busch InBev Worldwide, Inc.
    4.375%, 02/15/21.....................................          5       5,123
    2.500%, 07/15/22.....................................         24      23,387
    4.000%, 04/13/28.....................................      1,000     993,652
Anixter, Inc.
    5.500%, 03/01/23.....................................      1,090   1,111,800
Anthem, Inc.
    4.350%, 08/15/20.....................................         13      13,237
    3.125%, 05/15/22.....................................         25      24,931
    3.500%, 08/15/24.....................................         58      57,877
    3.650%, 12/01/27.....................................      4,424   4,352,083
Aon Corp.
    5.000%, 09/30/20.....................................          9       9,249
AON Corp. Co. GUAR 12/28
    4.500%, 12/15/28.....................................        960     989,853
Apache Corp.
    3.250%, 04/15/22.....................................         75      74,270
#   4.375%, 10/15/28.....................................      3,000   2,929,016
Apple, Inc.
#   2.250%, 02/23/21.....................................         58      57,547
    2.400%, 05/03/23.....................................        153     150,612
    3.450%, 05/06/24.....................................        227     232,677
#   2.500%, 02/09/25.....................................         53      51,364
    2.450%, 08/04/26.....................................        200     189,875
    3.350%, 02/09/27.....................................        393     394,359
    3.000%, 06/20/27.....................................         64      62,522
    3.000%, 11/13/27.....................................         81      78,790
    1.375%, 05/24/29..................................... EUR  2,700   3,192,050
    3.050%, 07/31/29..................................... GBP  4,700   6,627,965
Applied Materials, Inc.
    3.300%, 04/01/27.....................................         59      58,645
Archer-Daniels-Midland Co.
    2.500%, 08/11/26.....................................         58      54,291
Arconic, Inc.
    5.900%, 02/01/27.....................................      1,700   1,700,000
Arizona Public Service Co.
    8.750%, 03/01/19.....................................          2       2,008
    3.150%, 05/15/25.....................................         71      69,758
Arrow Electronics, Inc.
    3.875%, 01/12/28.....................................      1,903   1,745,901
Ashland LLC
    4.750%, 08/15/22.....................................        900     905,625
Assurant, Inc.
    4.000%, 03/15/23.....................................         75      75,444
AT&T, Inc.
    3.000%, 02/15/22.....................................         74      73,564
    3.800%, 03/15/22.....................................         59      59,920
    3.950%, 01/15/25.....................................        115     115,963
    3.400%, 05/15/25.....................................        253     247,276
    1.800%, 09/05/26..................................... EUR    800     925,816
    4.375%, 09/14/29..................................... GBP    500     710,406
Autodesk, Inc.
    3.125%, 06/15/20.....................................         31      30,903
    4.375%, 06/15/25.....................................         35      35,621
    3.500%, 06/15/27.....................................         36      34,093

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                                FACE
                                                               AMOUNT^   VALUE+
                                                               ------- ----------
                                                                (000)
UNITED STATES -- (Continued)
Automatic Data Processing, Inc.
     3.375%, 09/15/25.....................................        144  $  147,632
AutoZone, Inc.
     2.875%, 01/15/23.....................................        140     135,331
#    3.125%, 07/15/23.....................................         15      14,766
     3.250%, 04/15/25.....................................         72      69,566
     3.125%, 04/21/26.....................................      1,187   1,120,085
Avnet, Inc.
     4.625%, 04/15/26.....................................         65      63,969
BAE Systems Holdings, Inc.
W    2.850%, 12/15/20.....................................         14      13,889
Baker Hughes a GE Co. LLC
     3.200%, 08/15/21.....................................          2       1,999
Ball Corp.
     5.000%, 03/15/22.....................................        645     667,575
#    4.875%, 03/15/26.....................................        500     509,063
Baltimore Gas & Electric Co.
     2.400%, 08/15/26.....................................          8       7,376
Bank of America Corp.
     3.300%, 01/11/23.....................................         52      52,305
     4.000%, 04/01/24.....................................         72      74,096
     7.000%, 07/31/28..................................... GBP  1,500   2,662,937
(r)  3.419%, 12/20/28.....................................        184     177,454
Bank of New York Mellon Corp. (The)
     5.450%, 05/15/19.....................................          5       5,038
     3.650%, 02/04/24.....................................        123     125,548
     3.000%, 02/24/25.....................................        330     324,206
     2.800%, 05/04/26.....................................         64      61,458
Baxalta, Inc.
     2.875%, 06/23/20.....................................          2       1,987
Baxter International, Inc.
     2.600%, 08/15/26.....................................         49      45,385
Bayer U.S. Finance II LLC
W    2.125%, 07/15/19.....................................          3       2,992
W    5.500%, 08/15/25.....................................         26      26,961
Bed Bath & Beyond, Inc.
#    3.749%, 08/01/24.....................................      1,907   1,683,079
Bemis Co., Inc.
     4.500%, 10/15/21.....................................          7       7,130
Berkshire Hathaway, Inc.
     3.400%, 01/31/22.....................................         37      37,865
#    3.125%, 03/15/26.....................................        387     385,063
     1.125%, 03/16/27..................................... EUR  2,448   2,790,032
     2.150%, 03/15/28..................................... EUR    700     862,547
Best Buy Co., Inc.
     4.450%, 10/01/28.....................................      1,300   1,237,084
Biogen, Inc.
     2.900%, 09/15/20.....................................        172     171,809
     4.050%, 09/15/25.....................................      1,000   1,022,190
BlackRock, Inc.
     3.200%, 03/15/27.....................................        287     283,541
BMW US Capital LLC
W    2.800%, 04/11/26.....................................        194     181,782
W    3.300%, 04/06/27.....................................         58      55,258
     1.000%, 04/20/27..................................... EUR  1,800   2,017,430
Boeing Co. (The)
     8.750%, 08/15/21.....................................         11      12,581
     2.500%, 03/01/25.....................................         75      71,930
     2.600%, 10/30/25.....................................         42      40,411
Booking Holdings, Inc.
     2.375%, 09/23/24..................................... EUR  1,000   1,220,350
     3.600%, 06/01/26.....................................        108     106,358
     1.800%, 03/03/27..................................... EUR    800     930,379
Boston Scientific Corp.
     4.125%, 10/01/23.....................................         17      17,415
BP Capital Markets America, Inc.
     3.245%, 05/06/22.....................................         33      33,212
#    3.119%, 05/04/26.....................................         35      34,063
     3.017%, 01/16/27.....................................        127     121,999
Brinker International, Inc.
     3.875%, 05/15/23.....................................      1,250   1,178,125
Bristol-Myers Squibb Co.
     2.000%, 08/01/22.....................................         79      76,610
Brown & Brown, Inc.
     4.200%, 09/15/24.....................................         54      53,961
Brown-Forman Corp.
     2.600%, 07/07/28..................................... GBP  1,100   1,465,478
Buckeye Partners L.P.
     4.150%, 07/01/23.....................................         22      21,725
     3.950%, 12/01/26.....................................         87      78,739
Bunge, Ltd. Finance Corp.
     3.750%, 09/25/27.....................................      2,200   1,972,388
Burlington Northern Santa Fe LLC
#    3.000%, 04/01/25.....................................         50      49,497
     7.000%, 12/15/25.....................................         10      12,056
CA, Inc.
     4.700%, 03/15/27.....................................        205     196,569
Campbell Soup Co.
     4.250%, 04/15/21.....................................         12      12,183
     2.500%, 08/02/22.....................................         23      21,783
     3.300%, 03/19/25.....................................         47      44,216
#    4.150%, 03/15/28.....................................      3,050   2,928,243
Capital One Financial Corp.
     4.750%, 07/15/21.....................................         23      23,763
     3.750%, 04/24/24.....................................         54      54,093
     3.750%, 03/09/27.....................................      1,800   1,738,679
Cardinal Health, Inc.
     4.625%, 12/15/20.....................................          7       7,187
     3.200%, 06/15/22.....................................         45      44,398
#    3.410%, 06/15/27.....................................      2,067   1,926,008
Caterpillar, Inc.
     2.600%, 06/26/22.....................................         30      29,483
     3.400%, 05/15/24.....................................         21      21,415
CBS Corp.
     3.375%, 03/01/22.....................................         27      26,874
     3.500%, 01/15/25.....................................         28      27,227
     2.900%, 01/15/27.....................................      3,269   2,964,823
     7.875%, 07/30/30.....................................         13      16,655
Celgene Corp.
     4.000%, 08/15/23.....................................         96      97,824
     3.625%, 05/15/24.....................................         52      51,833

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
    3.450%, 11/15/27.....................................        600  $  573,728
CenterPoint Energy Resources Corp.
    4.500%, 01/15/21.....................................         18      18,390
CF Industries, Inc.
    3.450%, 06/01/23.....................................      1,048   1,011,320
Charles Schwab Corp. (The)
    3.000%, 03/10/25.....................................         99      97,434
Chemours Co. (The)
#   5.375%, 05/15/27.....................................      1,600   1,536,000
Chevron Corp.
    2.355%, 12/05/22.....................................         52      51,241
    2.954%, 05/16/26.....................................        133     131,162
Choice Hotels International, Inc.
    5.750%, 07/01/22.....................................        988   1,022,580
Chubb INA Holdings, Inc.
    2.875%, 11/03/22.....................................         22      21,983
    2.700%, 03/13/23.....................................         35      34,464
    3.350%, 05/15/24.....................................         60      60,410
    1.550%, 03/15/28..................................... EUR  2,400   2,765,073
Cigna Holding Co.
    4.000%, 02/15/22.....................................          9       9,131
Cisco Systems, Inc.
    3.625%, 03/04/24.....................................         22      22,854
CIT Group, Inc.
    5.000%, 08/01/23.....................................        800     818,000
#   5.250%, 03/07/25.....................................      1,140   1,177,050
Citigroup, Inc.
    4.500%, 01/14/22.....................................         17      17,674
    3.875%, 10/25/23.....................................         33      33,550
    3.750%, 06/16/24.....................................         30      30,374
    3.300%, 04/27/25.....................................         90      87,852
    5.150%, 05/21/26..................................... GBP  1,323   2,028,329
Clorox Co. (The)
    3.500%, 12/15/24.....................................         37      37,311
CME Group, Inc.
    3.000%, 03/15/25.....................................         33      32,639
CMS Energy Corp.
    3.875%, 03/01/24.....................................         20      20,166
    3.600%, 11/15/25.....................................         37      36,533
    3.000%, 05/15/26.....................................         58      54,747
CNA Financial Corp.
    5.750%, 08/15/21.....................................         49      51,324
    4.500%, 03/01/26.....................................         75      76,267
CNH Industrial Capital LLC
    4.375%, 04/05/22.....................................        406     408,558
CNO Financial Group, Inc.
#   5.250%, 05/30/25.....................................      1,720   1,741,500
Coca Cola Co.
    1.875%, 09/22/26..................................... EUR  1,400   1,726,231
Coca-Cola Co. (The)
    2.250%, 09/01/26.....................................        147     137,199
#   2.900%, 05/25/27.....................................        275     268,163
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22.....................................         35      42,904
Comcast Corp.
    3.600%, 03/01/24.....................................         51      51,985
#   3.375%, 08/15/25.....................................         49      49,134
    3.150%, 03/01/26.....................................        102      99,861
    4.250%, 01/15/33.....................................      1,500   1,532,909
Conagra Brands, Inc.
    3.200%, 01/25/23.....................................         54      52,553
ConocoPhillips Co.
    4.950%, 03/15/26.....................................        173     189,290
ConocoPhillips Holding Co.
    6.950%, 04/15/29.....................................        800   1,014,752
Consolidated Edison Co. of New York, Inc.
    3.300%, 12/01/24.....................................         15      14,741
Constellation Brands, Inc.
    3.500%, 05/09/27.....................................      3,000   2,862,025
Continental Resources, Inc.
    4.500%, 04/15/23.....................................        800     814,548
Corning, Inc.
    3.700%, 11/15/23.....................................         32      31,971
Cox Communications, Inc.
W   3.850%, 02/01/25.....................................         79      78,406
W   3.500%, 08/15/27.....................................        800     760,829
CSX Corp.
    4.250%, 06/01/21.....................................          9       9,203
CVS Health Corp.
    2.800%, 07/20/20.....................................         22      21,919
    2.125%, 06/01/21.....................................         15      14,676
    3.375%, 08/12/24.....................................        174     171,353
    3.875%, 07/20/25.....................................      1,985   1,993,494
Danaher Corp.
    3.350%, 09/15/25.....................................         17      16,961
Deere & Co.
    5.375%, 10/16/29.....................................          5       5,791
Diageo Investment Corp.
    2.875%, 05/11/22.....................................          2       1,997
Discovery Communications LLC
#   3.300%, 05/15/22.....................................         16      15,808
W   3.500%, 06/15/22.....................................         90      89,174
    3.250%, 04/01/23.....................................          7       6,812
W   3.900%, 11/15/24.....................................         63      62,325
    3.450%, 03/15/25.....................................         66      63,036
Dollar General Corp.
    3.250%, 04/15/23.....................................         79      78,017
    4.150%, 11/01/25.....................................         13      13,114
    4.125%, 05/01/28.....................................      2,000   1,992,540
Dollar Tree, Inc.
    4.200%, 05/15/28.....................................      1,600   1,517,827
Dominion Energy Gas Holdings LLC
#   2.800%, 11/15/20.....................................         84      83,647
    3.600%, 12/15/24.....................................         37      36,829

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
Dominion Energy, Inc.
    3.900%, 10/01/25.....................................        117  $  117,694
Dover Corp.
    1.250%, 11/09/26..................................... EUR  3,100   3,465,833
Dow Chemical Co. (The)
    3.000%, 11/15/22.....................................         31      30,851
    3.500%, 10/01/24.....................................         87      86,150
DTE Energy Co.
    3.850%, 12/01/23.....................................         11      11,026
    2.850%, 10/01/26.....................................        500     463,540
Duke Energy Corp.
    3.050%, 08/15/22.....................................        131     130,278
    3.750%, 04/15/24.....................................         67      68,131
DXC Technology Co.
    4.450%, 09/18/22.....................................         37      37,656
E*TRADE Financial Corp.
    4.500%, 06/20/28.....................................      3,297   3,264,569
Eastman Chemical Co.
    2.700%, 01/15/20.....................................          3       2,990
    3.600%, 08/15/22.....................................          3       3,010
    3.800%, 03/15/25.....................................         51      50,070
    1.875%, 11/23/26..................................... EUR  3,500   4,135,495
Eaton Vance Corp.
    3.500%, 04/06/27.....................................        517     503,228
eBay, Inc.
    2.600%, 07/15/22.....................................         31      30,109
    3.600%, 06/05/27.....................................        115     110,145
Ecolab, Inc.
    2.700%, 11/01/26.....................................         52      49,423
Edgewell Personal Care Co.
    4.700%, 05/24/22.....................................      1,185   1,185,000
Edison International
    4.125%, 03/15/28.....................................        795     697,698
EMC Corp.
#   3.375%, 06/01/23.....................................      1,255   1,191,033
EMD Finance LLC
#W  2.950%, 03/19/22.....................................         60      59,311
Emerson Electric Co.
    3.150%, 06/01/25.....................................         62      60,803
Energy Transfer Operating L.P.
    4.750%, 01/15/26.....................................         67      67,260
EnLink Midstream Partners L.P.
#   4.850%, 07/15/26.....................................      2,036   1,908,750
Enterprise Products Operating LLC
    5.200%, 09/01/20.....................................          6       6,196
    3.900%, 02/15/24.....................................         24      24,502
    3.750%, 02/15/25.....................................         23      23,376
    3.700%, 02/15/26.....................................         62      61,997
EOG Resources, Inc.
    4.100%, 02/01/21.....................................         20      20,395
    3.150%, 04/01/25.....................................         79      77,554
EQT Corp.
#   3.900%, 10/01/27.....................................      1,500   1,358,542
Equifax, Inc.
    3.250%, 06/01/26.....................................        900     827,595
ERAC USA Finance LLC
W   3.850%, 11/15/24.....................................      1,388   1,383,354
Evergy, Inc.
    4.850%, 06/01/21.....................................         29      29,760
Eversource Energy
    2.500%, 03/15/21.....................................          6       5,897
    2.800%, 05/01/23.....................................         55      53,826
Exelon Corp.
    2.450%, 04/15/21.....................................         15      14,674
    3.950%, 06/15/25.....................................         27      27,096
    3.400%, 04/15/26.....................................      1,225   1,183,852
Exelon Generation Co. LLC
    2.950%, 01/15/20.....................................         10       9,971
Express Scripts Holding Co.
    3.900%, 02/15/22.....................................         56      56,916
    3.500%, 06/15/24.....................................         97      96,097
    3.400%, 03/01/27.....................................        174     167,266
FedEx Corp.
    2.625%, 08/01/22.....................................         51      49,909
    4.000%, 01/15/24.....................................         99     102,159
    3.200%, 02/01/25.....................................         44      42,826
    1.625%, 01/11/27..................................... EUR  2,000   2,286,129
Fidelity National Information Services, Inc.
    2.250%, 08/15/21.....................................         45      43,758
    5.000%, 10/15/25.....................................         35      37,092
Fluor Corp.
#   4.250%, 09/15/28.....................................      4,885   4,762,915
Freeport-McMoRan, Inc.
#   4.550%, 11/14/24.....................................        993     952,039
Gap, Inc. (The)
    5.950%, 04/12/21.....................................        315     326,475
GATX Corp.
    3.250%, 03/30/25.....................................         60      57,264
#   3.250%, 09/15/26.....................................         32      29,676
General Dynamics Corp.
    2.250%, 11/15/22.....................................         56      54,667
    2.125%, 08/15/26.....................................         86      79,186
General Electric Co.
    0.375%, 05/17/22..................................... EUR    135     149,746
#   3.375%, 03/11/24.....................................         37      35,872
    0.875%, 05/17/25..................................... EUR    500     533,338
    6.750%, 03/15/32.....................................        221     243,766
General Mills, Inc.
    3.150%, 12/15/21.....................................          9       8,975
#   3.200%, 02/10/27.....................................      1,007     945,586
    1.500%, 04/27/27..................................... EUR  2,000   2,283,611
General Motors Financial Co., Inc.
    2.250%, 09/06/24..................................... GBP    950   1,182,037
    5.250%, 03/01/26.....................................        208     207,877
    4.350%, 01/17/27.....................................         58      54,307
Georgia Power Co.
    3.250%, 03/30/27.....................................        154     144,307
Gilead Sciences, Inc.
    2.050%, 04/01/19.....................................          2       1,998

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
    4.400%, 12/01/21.....................................         17  $   17,556
    3.700%, 04/01/24.....................................        124     126,105
    3.650%, 03/01/26.....................................        757     759,608
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23.....................................         63      62,484
Goldman Sachs Group, Inc. (The)
    5.250%, 07/27/21.....................................         26      27,268
    4.000%, 03/03/24.....................................        250     255,047
    3.750%, 05/22/25.....................................         87      86,694
    1.625%, 07/27/26..................................... EUR  1,175   1,332,939
    2.000%, 03/22/28..................................... EUR  2,000   2,303,733
Goodyear Tire & Rubber Co. (The)
#   4.875%, 03/15/27.....................................      1,739   1,558,579
Graphic Packaging International LLC
#   4.125%, 08/15/24.....................................        922     885,120
Halliburton Co.
#   3.500%, 08/01/23.....................................         75      75,693
    3.800%, 11/15/25.....................................         29      29,274
Hanesbrands, Inc.
W   4.875%, 05/15/26.....................................      1,300   1,244,750
Harley-Davidson, Inc.
#   3.500%, 07/28/25.....................................         42      40,414
Harris Corp.
    2.700%, 04/27/20.....................................          6       5,951
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22.....................................         79      83,207
Hasbro, Inc.
#   3.500%, 09/15/27.....................................      3,562   3,298,094
HCA Inc.
    5.375%, 02/01/25.....................................      1,555   1,605,055
Hewlett Packard Enterprise
    Co...................................................
    4.900%, 10/15/25.....................................         35      36,620
Home Depot, Inc. (The)
#   2.700%, 04/01/23.....................................         15      15,039
    3.350%, 09/15/25.....................................         43      43,546
Honeywell International, Inc.
    2.500%, 11/01/26.....................................        102      97,252
Hormel Foods Corp.
    4.125%, 04/15/21.....................................         17      17,421
HSBC USA, Inc.
    3.500%, 06/23/24.....................................        147     147,101
Humana, Inc.
    3.850%, 10/01/24.....................................         91      91,119
Huntington Bancshares, Inc.
    3.150%, 03/14/21.....................................         18      18,038
    2.300%, 01/14/22.....................................         38      36,989
Hyatt Hotels Corp.
    3.375%, 07/15/23.....................................         23      22,703
Illinois Tool Works, Inc.
    1.950%, 03/01/19.....................................          4       3,997
    3.500%, 03/01/24.....................................         75      76,202
Intel Corp.
    2.700%, 12/15/22.....................................         11      10,975
Intercontinental Exchange, Inc.
    3.750%, 12/01/25.....................................      1,000   1,023,620
International Business Machines Corp.
    2.250%, 02/19/21.....................................        231     227,576
    3.625%, 02/12/24.....................................        112     113,508
#   3.300%, 01/27/27.....................................        306     300,422
    1.750%, 03/07/28..................................... EUR  1,000   1,189,939
International Paper Co.
    3.650%, 06/15/24.....................................         92      93,331
    3.800%, 01/15/26.....................................         12      11,939
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24.....................................        546     553,117
ITC Holdings Corp.
    3.650%, 06/15/24.....................................        113     112,454
Jefferies Group LLC / Jefferies Group Capital Finance,
  Inc.
    4.850%, 01/15/27.....................................         57      54,799
JM Smucker Co. (The)
    3.500%, 03/15/25.....................................         58      56,678
John Deere Capital Corp.
    2.550%, 01/08/21.....................................        112     111,075
    3.350%, 06/12/24.....................................        672     677,744
Johnson & Johnson
    2.450%, 03/01/26.....................................         38      36,407
JPMorgan Chase & Co.
    3.625%, 05/13/24.....................................        142     143,927
    3.900%, 07/15/25.....................................        129     131,648
    3.300%, 04/01/26.....................................      2,000   1,962,864
Juniper Networks, Inc.
    4.600%, 03/15/21.....................................         30      30,863
    4.500%, 03/15/24.....................................         49      49,465
Kellogg Co.
    1.250%, 03/10/25..................................... EUR    500     574,529
    3.250%, 04/01/26.....................................        661     624,348
    7.450%, 04/01/31.....................................         61      77,166
Keurig Dr Pepper, Inc.
    3.400%, 11/15/25.....................................         20      18,790
KeyCorp
    2.900%, 09/15/20.....................................         17      16,949
Kimberly-Clark Corp.
    1.900%, 05/22/19.....................................          6       5,985
    2.400%, 06/01/23.....................................         22      21,301
Kohl's Corp.
    4.750%, 12/15/23.....................................         17      17,458
Kraft Heinz Foods Co.
    3.500%, 06/06/22.....................................        107     107,184
    3.950%, 07/15/25.....................................        135     134,926
    4.125%, 07/01/27..................................... GBP  1,600   2,216,829
Kroger Co. (The)
    3.850%, 08/01/23.....................................         39      39,404
    7.500%, 04/01/31.....................................         90     110,744

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
L Brands, Inc.
#   6.694%, 01/15/27.....................................        950  $  902,500
L3 Technologies, Inc.
    3.950%, 05/28/24.....................................         29      29,143
Laboratory Corp. of America Holdings
    4.000%, 11/01/23.....................................         45      45,404
Lam Research Corp.
#   3.800%, 03/15/25.....................................      1,000     992,208
Legg Mason, Inc.
    3.950%, 07/15/24.....................................         55      54,093
    4.750%, 03/15/26.....................................         23      23,272
Lennar Corp.
    4.750%, 05/30/25.....................................      1,465   1,432,038
Liberty Mutual Group, Inc.
    2.750%, 05/04/26..................................... EUR  1,700   2,031,184
    4.569%, 02/01/29.....................................         78      79,298
Lockheed Martin Corp.
    2.900%, 03/01/25.....................................        552     542,374
    3.550%, 01/15/26.....................................         56      56,936
Loews Corp.
    2.625%, 05/15/23.....................................         44      42,881
    3.750%, 04/01/26.....................................        125     125,870
Lowe's Cos., Inc.
    3.120%, 04/15/22.....................................          3       2,990
    3.375%, 09/15/25.....................................         61      59,630
Macy's Retail Holdings, Inc.
    3.625%, 06/01/24.....................................        750     690,435
Magellan Midstream Partners L.P.
    4.250%, 02/01/21.....................................         18      18,303
Marathon Petroleum Corp.
    3.625%, 09/15/24.....................................         96      94,907
Marriott International, Inc.
    2.875%, 03/01/21.....................................         12      11,863
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19.....................................          6       5,976
    3.500%, 06/03/24.....................................         97      96,824
    3.500%, 03/10/25.....................................        700     694,521
Mastercard, Inc.
    3.375%, 04/01/24.....................................         21      21,481
Maxim Integrated Products, Inc.
    3.450%, 06/15/27.....................................         69      64,947
McDonald's Corp.
#   2.200%, 05/26/20.....................................          9       8,944
    3.500%, 07/15/20.....................................         57      57,623
    2.625%, 01/15/22.....................................         22      21,865
    2.875%, 12/17/25..................................... EUR    600     766,589
    5.875%, 04/23/32..................................... GBP    750   1,309,191
McKesson Corp.
    3.796%, 03/15/24.....................................         51      50,926
    3.125%, 02/17/29..................................... GBP  2,170   2,812,495
Medtronic, Inc.
    3.125%, 03/15/22.....................................         13      13,055
    3.500%, 03/15/25.....................................         23      23,457
Merck & Co., Inc.
    2.750%, 02/10/25.....................................        136     133,666
Meritage Homes Corp.
    7.000%, 04/01/22.....................................        272     285,940
    6.000%, 06/01/25.....................................      1,325   1,311,750
MetLife, Inc.
    3.600%, 04/10/24.....................................        189     193,008
    3.000%, 03/01/25.....................................      1,500   1,470,312
MGIC Investment Corp.
    5.750%, 08/15/23.....................................        500     512,500
MGM Resorts International
    7.750%, 03/15/22.....................................      1,100   1,194,875
#   5.750%, 06/15/25.....................................      1,120   1,125,600
    4.625%, 09/01/26.....................................        105      98,700
Microsoft Corp.
    3.125%, 11/03/25.....................................         36      36,507
Molson Coors Brewing Co.
    3.500%, 05/01/22.....................................         33      33,000
    1.250%, 07/15/24..................................... EUR  1,200   1,358,378
    3.000%, 07/15/26.....................................         87      80,723
Mondelez International, Inc.
    1.625%, 03/08/27..................................... EUR  2,500   2,894,063
Morgan Stanley
    5.500%, 07/28/21.....................................         10      10,560
    3.875%, 04/29/24.....................................        140     142,759
    3.875%, 01/27/26.....................................      1,095   1,100,981
    1.375%, 10/27/26..................................... EUR  2,550   2,889,130
Mosaic Co. (The)
    4.250%, 11/15/23.....................................         46      47,357
#   4.050%, 11/15/27.....................................      1,000     971,243
Motorola Solutions, Inc.
    3.750%, 05/15/22.....................................         37      37,000
    3.500%, 03/01/23.....................................         37      36,116
MPLX L.P.
    4.125%, 03/01/27.....................................      2,289   2,238,678
    4.000%, 03/15/28.....................................      1,500   1,446,726
MUFG Americas Holdings Corp.
    3.500%, 06/18/22.....................................         64      64,372
Murphy Oil Corp.
#   4.000%, 06/01/22.....................................      1,100   1,075,983
Mylan NV
    3.950%, 06/15/26.....................................        173     163,580
Mylan, Inc.
    4.200%, 11/29/23.....................................         52      51,235
Nasdaq, Inc.
    4.250%, 06/01/24.....................................         33      33,832
National Oilwell Varco, Inc.
    2.600%, 12/01/22.....................................         94      90,052
National Rural Utilities Cooperative Finance Corp.
    8.000%, 03/01/32.....................................         32      44,159
NetApp, Inc.
    3.250%, 12/15/22.....................................         13      12,752
    3.300%, 09/29/24.....................................      1,800   1,725,382
Netflix, Inc.
    4.875%, 04/15/28.....................................      2,040   1,938,000

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
Newell Brands, Inc.
    4.000%, 06/15/22.....................................         76  $   75,315
Newfield Exploration Co.
    5.625%, 07/01/24.....................................        500     525,000
#   5.375%, 01/01/26.....................................        800     822,000
NextEra Energy Capital Holdings, Inc.
    4.500%, 06/01/21.....................................         10      10,245
    3.550%, 05/01/27.....................................        684     663,840
NextEra Energy Operating Partners L.P.
W   4.500%, 09/15/27.....................................      1,645   1,495,922
NiSource, Inc.
    3.850%, 02/15/23.....................................         27      27,311
Nissan Motor Acceptance Corp.
W   2.125%, 03/03/20.....................................         20      19,764
Noble Energy, Inc.
    4.150%, 12/15/21.....................................         20      20,229
    3.900%, 11/15/24.....................................         18      17,691
#   3.850%, 01/15/28.....................................      1,000     947,832
Nordstrom, Inc.
#   4.750%, 05/01/20.....................................         16      16,227
    4.000%, 10/15/21.....................................         11      11,071
#   4.000%, 03/15/27.....................................        148     139,874
Norfolk Southern Corp.
    2.900%, 06/15/26.....................................        526     504,640
Northrop Grumman Corp.
    3.250%, 08/01/23.....................................         12      12,026
Novartis Capital Corp.
    3.400%, 05/06/24.....................................         71      72,460
NuStar Logistics L.P.
#   5.625%, 04/28/27.....................................      1,617   1,568,490
Nuveen Finance LLC
W   4.125%, 11/01/24.....................................         32      33,007
Occidental Petroleum Corp.
    2.700%, 02/15/23.....................................          5       4,941
    3.400%, 04/15/26.....................................         85      85,214
    3.000%, 02/15/27.....................................      1,376   1,337,334
Ohio Power Co.
    5.375%, 10/01/21.....................................         27      28,568
Omnicom Group, Inc. / Omnicom Capital, Inc.
    3.650%, 11/01/24.....................................      2,038   2,008,909
ONEOK, Inc.
    4.000%, 07/13/27.....................................         77      74,990
Oracle Corp.
    2.500%, 10/15/22.....................................         22      21,693
#   2.950%, 05/15/25.....................................        325     320,401
    2.650%, 07/15/26.....................................         78      74,315
    3.250%, 11/15/27.....................................      1,256   1,236,819
O'Reilly Automotive, Inc.
    3.600%, 09/01/27.....................................      2,200   2,128,022
Packaging Corp. of America
    4.500%, 11/01/23.....................................         45      46,520
Parker-Hannifin Corp.
    3.300%, 11/21/24.....................................         71      70,750
PepsiCo, Inc.
    2.750%, 03/05/22.....................................         33      33,074
    2.750%, 03/01/23.....................................         52      51,945
    3.500%, 07/17/25.....................................         75      77,065
    0.875%, 07/18/28..................................... EUR  1,500   1,673,714
Pfizer, Inc.
#   3.000%, 06/15/23.....................................         22      22,078
    3.400%, 05/15/24.....................................         75      76,297
Philip Morris International, Inc.
    3.250%, 11/10/24.....................................         68      66,865
Phillips 66
    4.300%, 04/01/22.....................................         49      50,782
Phillips 66 Partners L.P.
    3.550%, 10/01/26.....................................        752     714,925
    3.750%, 03/01/28.....................................        700     666,098
Plains All American Pipeline L.P. / PAA Finance Corp.
    4.650%, 10/15/25.....................................        800     811,459
PNC Financial Services Group, Inc. (The)
    4.375%, 08/11/20.....................................          3       3,063
    3.300%, 03/08/22.....................................          9       9,056
    3.150%, 05/19/27.....................................      1,000     978,295
PolyOne Corp.
#   5.250%, 03/15/23.....................................      1,170   1,175,850
PPG Industries, Inc.
    1.400%, 03/13/27..................................... EUR  1,800   2,041,761
#   3.750%, 03/15/28.....................................      2,750   2,702,966
PPL Capital Funding, Inc.
    3.400%, 06/01/23.....................................         57      56,290
Precision Castparts Corp.
    2.500%, 01/15/23.....................................         91      88,680
Principal Financial Group, Inc.
    3.125%, 05/15/23.....................................         52      51,517
    3.100%, 11/15/26.....................................         53      50,589
Procter & Gamble Co. (The)
    1.850%, 02/02/21.....................................         18      17,740
    2.450%, 11/03/26.....................................         13      12,385
#   2.850%, 08/11/27.....................................        150     146,747
    1.800%, 05/03/29..................................... GBP  6,100   7,846,989
Progress Energy, Inc.
    4.875%, 12/01/19.....................................          6       6,096
    4.400%, 01/15/21.....................................         27      27,544
    7.750%, 03/01/31.....................................        500     666,468
    7.000%, 10/30/31.....................................        630     806,044
Progressive Corp.
    2.450%, 01/15/27.....................................        500     464,549
Progressive Corp. (The)
    3.750%, 08/23/21.....................................         51      51,470
Prudential Financial, Inc.
    4.500%, 11/15/20.....................................          4       4,106
    3.500%, 05/15/24.....................................      1,712   1,733,780
PSEG Power LLC
    5.125%, 04/15/20.....................................         26      26,644
    4.300%, 11/15/23.....................................         68      69,447
Puget Energy, Inc.
    6.000%, 09/01/21.....................................         92      97,382

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
UNITED STATES -- (Continued)
PulteGroup, Inc.
    4.250%, 03/01/21.....................................        500  $  506,875
    5.000%, 01/15/27.....................................      1,000     962,188
QEP Resources, Inc.
    5.375%, 10/01/22.....................................        750     737,663
#   5.625%, 03/01/26.....................................        500     480,000
QUALCOMM, Inc.
    3.450%, 05/20/25.....................................      1,631   1,606,056
Quest Diagnostics, Inc.
    3.500%, 03/30/25.....................................          4       3,936
Radian Group, Inc.
    7.000%, 03/15/21.....................................         96     100,920
    4.500%, 10/01/24.....................................      1,200   1,169,400
Range Resources Corp.
#   4.875%, 05/15/25.....................................        865     782,825
Raytheon Co.
    3.125%, 10/15/20.....................................         47      47,356
    2.500%, 12/15/22.....................................         16      15,735
Reinsurance Group of America, Inc.
    5.000%, 06/01/21.....................................         11      11,403
    4.700%, 09/15/23.....................................         45      46,796
    3.950%, 09/15/26.....................................        111     109,409
Republic Services, Inc.
    5.500%, 09/15/19.....................................          2       2,030
    3.550%, 06/01/22.....................................         52      52,790
Reynolds American, Inc.
    6.875%, 05/01/20.....................................         47      48,994
Rockwell Automation, Inc.
    2.875%, 03/01/25.....................................         67      65,273
Roper Technologies, Inc.
    3.000%, 12/15/20.....................................         15      14,957
Ryder System, Inc.
    2.450%, 09/03/19.....................................          1         997
Santander Holdings USA, Inc.
    4.500%, 07/17/25.....................................        206     209,785
SCANA Corp.
    4.125%, 02/01/22.....................................         23      23,063
Sealed Air Corp.
W   4.875%, 12/01/22.....................................      1,180   1,191,800
Sempra Energy
    4.050%, 12/01/23.....................................         49      49,612
    3.550%, 06/15/24.....................................         76      74,209
Sherwin-Williams Co. (The)
    3.450%, 08/01/25.....................................         53      51,371
Southern Co. (The)
    3.250%, 07/01/26.....................................        556     531,632
Southern Power Co.
    4.150%, 12/01/25.....................................      1,017   1,011,899
    1.850%, 06/20/26..................................... EUR  1,200   1,415,247
Southwest Airlines Co.
    2.650%, 11/05/20.....................................         60      59,643
    3.000%, 11/15/26.....................................        107     100,705
Spirit AeroSystems, Inc.
    4.600%, 06/15/28.....................................      2,000   1,965,251
StanCorp Financial Group, Inc.
    5.000%, 08/15/22.....................................         37      38,568
Starbucks Corp.
    3.850%, 10/01/23.....................................         14      14,303
State Street Corp.
    1.950%, 05/19/21.....................................         28      27,359
    3.300%, 12/16/24.....................................        163     163,929
    3.550%, 08/18/25.....................................         96      98,075
Stryker Corp.
    2.625%, 03/15/21.....................................         10       9,904
    3.375%, 05/15/24.....................................          6       6,014
    3.375%, 11/01/25.....................................        109     108,108
SunTrust Banks, Inc.
#   2.900%, 03/03/21.....................................         40      39,871
Sysco Corp.
    2.600%, 10/01/20.....................................         35      34,784
    3.300%, 07/15/26.....................................         23      22,203
Tapestry, Inc.
    4.250%, 04/01/25.....................................      1,196   1,160,798
Target Corp.
    2.900%, 01/15/22.....................................         42      42,289
    2.500%, 04/15/26.....................................         52      49,998
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.....................................          2       2,046
    2.950%, 04/01/22.....................................         21      21,039
    3.625%, 04/01/25.....................................         86      86,834
Texas Instruments, Inc.
    2.250%, 05/01/23.....................................          8       7,797
Thermo Fisher Scientific, Inc.
    2.000%, 04/15/25..................................... EUR  1,000   1,199,372
    1.450%, 03/16/27..................................... EUR  1,000   1,135,880
TJX Cos., Inc. (The)
    2.250%, 09/15/26.....................................        600     555,084
T-Mobile USA, Inc.
#   4.000%, 04/15/22.....................................        800     793,000
Toll Brothers Finance Corp.
#   4.875%, 03/15/27.....................................        800     770,000
#   4.350%, 02/15/28.....................................        800     728,000
Total System Services, Inc.
    4.800%, 04/01/26.....................................         69      70,493
Toyota Motor Credit Corp.
    3.300%, 01/12/22.....................................         30      30,327
    2.625%, 01/10/23.....................................         75      73,940
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
    5.875%, 06/15/24.....................................      1,300   1,252,875
Tyson Foods, Inc.
#   4.500%, 06/15/22.....................................         65      66,975
Under Armour, Inc.
    3.250%, 06/15/26.....................................      1,250   1,099,594
Union Pacific Corp.
    2.250%, 02/15/19.....................................          4       3,999
    2.750%, 04/15/23.....................................          7       6,881
    3.250%, 01/15/25.....................................        111     109,860
United Continental Holdings, Inc.
#   4.250%, 10/01/22.....................................      1,400   1,382,500
United Technologies Corp.
    3.100%, 06/01/22.....................................          2       1,993
    7.500%, 09/15/29.....................................          7       8,932

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
UNITED STATES -- (Continued)
UnitedHealth Group, Inc.
    2.750%, 02/15/23.....................................        101  $     99,677
    2.875%, 03/15/23.....................................         67        66,674
    3.750%, 07/15/25.....................................        137       141,879
Unum Group
    4.000%, 03/15/24.....................................        734       729,846
    3.875%, 11/05/25.....................................         23        22,464
US Bancorp
    2.350%, 01/29/21.....................................          9         8,909
Valero Energy Corp.
    3.400%, 09/15/26.....................................      1,046       998,554
VeriSign, Inc.
    5.250%, 04/01/25.....................................      1,557     1,604,956
Verizon Communications, Inc.
    3.500%, 11/01/24.....................................         14        14,137
    3.376%, 02/15/25.....................................        194       193,767
    2.625%, 08/15/26.....................................         24        22,424
    1.375%, 10/27/26..................................... EUR  1,500     1,737,262
Viacom, Inc.
    4.500%, 03/01/21.....................................         22        22,381
    4.250%, 09/01/23.....................................          7         7,106
    3.875%, 04/01/24.....................................         57        56,166
Visa, Inc.
    3.150%, 12/14/25.....................................        170       171,016
Walgreen Co.
    3.100%, 09/15/22.....................................         80        78,733
Walgreens Boots Alliance, Inc.
    3.300%, 11/18/21.....................................        150       150,236
    3.450%, 06/01/26.....................................         35        33,674
    2.125%, 11/20/26..................................... EUR  1,700     2,025,209
Walmart, Inc.
    3.300%, 04/22/24.....................................         78        79,545
    4.875%, 09/21/29..................................... EUR  1,300     2,038,050
    5.750%, 12/19/30..................................... GBP  2,000     3,643,360
Walt Disney Co. (The)
    3.150%, 09/17/25.....................................         75        75,092
Warner Media LLC
    4.750%, 03/29/21.....................................         13        13,415
    4.000%, 01/15/22.....................................         13        13,204
    3.550%, 06/01/24.....................................         52        51,814
    3.600%, 07/15/25.....................................        998       983,818
    3.800%, 02/15/27.....................................        653       638,734
Waste Management, Inc.
    4.600%, 03/01/21.....................................         21        21,542
    3.500%, 05/15/24.....................................         58        58,487
    3.125%, 03/01/25.....................................         40        39,534
WEC Energy Group, Inc.
    2.450%, 06/15/20.....................................         19        18,857
    3.550%, 06/15/25.....................................         52        52,050
Wells Fargo & Co.
    2.600%, 07/22/20.....................................          3         2,988
    3.500%, 03/08/22.....................................        102       103,051
    3.000%, 02/19/25.....................................        190       184,988
    3.000%, 04/22/26.....................................         32        30,711
    2.000%, 04/27/26..................................... EUR    800       960,338
    2.975%, 05/19/26..................................... CAD  3,000     2,223,235
    1.375%, 10/26/26..................................... EUR    500       574,037
    1.000%, 02/02/27..................................... EUR    800       887,463
Western Digital Corp.
#   4.750%, 02/15/26.....................................      1,695     1,576,350
Western Gas Partners L.P.
    4.000%, 07/01/22.....................................        700       702,371
Western Union Co. (The)
#   5.253%, 04/01/20.....................................         27        27,478
WestRock MWV LLC
    8.200%, 01/15/30.....................................        180       230,116
Whirlpool Corp.
    4.700%, 06/01/22.....................................         22        22,703
    3.700%, 05/01/25.....................................        145       141,461
Williams Cos., Inc. (The)
    7.875%, 09/01/21.....................................        498       547,699
    3.700%, 01/15/23.....................................        100        99,845
    4.000%, 09/15/25.....................................        136       135,899
    3.750%, 06/15/27.....................................         16        15,569
Wisconsin Electric Power Co.
    3.100%, 06/01/25.....................................         37        36,507
Wm Wrigley Jr Co.
W   2.900%, 10/21/19.....................................          2         2,001
WR Grace & Co-Conn
W   5.125%, 10/01/21.....................................      1,010     1,037,775
Wyndham Destinations, Inc.
#   3.900%, 03/01/23.....................................      1,088     1,025,440
Xerox Corp.
#   4.070%, 03/17/22.....................................         13        12,480
    3.800%, 05/15/24.....................................         50        44,500
Xilinx, Inc.
    3.000%, 03/15/21.....................................         11        10,975
ZF North America Capital, Inc.
W   4.500%, 04/29/22.....................................        870       872,790
Zimmer Biomet Holdings, Inc.
    3.550%, 04/01/25.....................................        731       707,595
Zoetis, Inc.
    3.000%, 09/12/27.....................................         62        57,940
                                                                      ------------
TOTAL UNITED STATES......................................              300,698,619
                                                                      ------------
TOTAL BONDS..............................................              583,334,145
                                                                      ------------
AGENCY OBLIGATIONS -- (1.3%)
Federal Farm Credit Bank
    5.320%, 09/03/19.....................................         74        75,228
    4.670%, 05/07/20.....................................         19        19,509
    5.350%, 08/07/20.....................................         23        23,964
    3.650%, 12/21/20.....................................        152       154,866
    5.250%, 03/02/21.....................................         21        22,149
    5.220%, 02/22/22.....................................         17        18,313
    5.210%, 12/19/22.....................................         73        80,017
    4.800%, 02/13/23.....................................          7         7,593
    5.250%, 03/06/23.....................................         21        23,168
    5.220%, 05/15/23.....................................        166       183,581
    2.630%, 08/03/26.....................................         67        65,701
    5.770%, 01/05/27.....................................         22        26,344
Federal Home Loan Bank
    1.875%, 03/08/19.....................................        195       194,894
    5.375%, 05/15/19.....................................        195       196,574
    1.625%, 06/14/19.....................................        185       184,454
    3.000%, 03/18/20.....................................         65        65,332

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^     VALUE+
                                                            --------- ------------
                                                              (000)
      3.375%, 06/12/20.....................................       100 $    101,171
      2.875%, 09/11/20.....................................        50       50,269
      4.625%, 09/11/20.....................................        90       92,903
      3.125%, 12/11/20.....................................        20       20,213
      5.250%, 12/11/20.....................................        25       26,248
      5.000%, 03/12/21.....................................        20       21,040
      3.625%, 06/11/21.....................................        35       35,880
      5.625%, 06/11/21.....................................       130      139,173
      2.375%, 09/10/21.....................................       135      134,486
      3.000%, 09/10/21.....................................       110      111,345
      5.000%, 12/10/21.....................................       155      165,769
      2.250%, 03/11/22.....................................        35       34,699
      2.500%, 03/11/22.....................................        40       39,900
      5.250%, 06/10/22.....................................        30       32,621
      5.750%, 06/10/22.....................................        65       71,705
      2.000%, 09/09/22.....................................        55       53,873
      5.250%, 12/09/22.....................................        50       54,818
      4.750%, 03/10/23.....................................       170      184,292
      3.250%, 06/09/23.....................................       120      123,283
      2.500%, 12/08/23.....................................       115      114,449
      2.875%, 06/14/24.....................................        55       55,676
      5.375%, 08/15/24.....................................        65       74,204
      4.375%, 03/13/26.....................................        70       76,344
      5.750%, 06/12/26.....................................       140      166,885
      3.250%, 11/16/28.....................................     2,000    2,050,240
Federal Home Loan Mortgage Corp.
      6.750%, 09/15/29.....................................       216      287,279
Federal National Mortgage Association
      1.500%, 06/22/20.....................................        53       52,259
      1.250%, 05/06/21.....................................        58       56,458
      1.875%, 09/24/26.....................................     2,000    1,874,452
      7.125%, 01/15/30.....................................        75      102,835
Tennessee Valley Authority
      2.875%, 02/01/27.....................................       196      194,576
                                                                      ------------
TOTAL AGENCY OBLIGATIONS...................................              7,941,032
                                                                      ------------
U.S. TREASURY OBLIGATIONS -- (0.0%)
U.S. Treasury Notes
      2.250%, 11/15/24.....................................         0           99
                                                                      ------------
TOTAL INVESTMENT SECURITIES................................            591,275,276
                                                                      ------------

                                                             SHARES
                                                            ---------
SECURITIES LENDING COLLATERAL -- (6.0%)
@(S)  DFA Short Term Investment Fund....................... 3,252,114   37,630,211
                                                                      ------------
      TOTAL INVESTMENTS -- (100.0%) (Cost $643,791,765)^^..           $628,905,487
                                                                      ============

As of January 31, 2019, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                UNREALIZED
                                                                                 FOREIGN
                                                                                 EXCHANGE
                                                                   SETTLEMENT  APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD          COUNTERPARTY             DATE    (DEPRECIATION)
------------------- ----------------- ---------------------------- ---------- --------------
EUR     2,994,119   USD     3,434,102 Citibank, N.A.                04/04/19   $    10,600
GBP     1,165,639   USD     1,529,469 Citibank, N.A.                02/15/19           243
USD    74,111,932   EUR    64,217,171 State Street Bank and Trust   04/05/19       224,524
USD    42,794,341   JPY 4,592,951,027 State Street Bank and Trust   04/10/19       399,716
USD     9,103,509   SEK    81,325,493 State Street Bank and Trust   04/15/19        64,925
                                                                               -----------
TOTAL APPRECIATION                                                             $   700,008
USD     2,737,848   AUD     3,885,790 Citibank, N.A.                02/07/19   $   (86,850)
USD     7,790,000   GBP     6,105,736 Citibank, N.A.                02/12/19      (221,558)
USD     2,172,250   CAD     2,884,698 Citibank, N.A.                02/13/19       (23,792)
USD     5,340,417   CAD     7,087,682 Citibank, N.A.                02/13/19       (55,240)
USD     5,056,104   DKK    33,054,390 State Street Bank and Trust   02/15/19       (16,743)
USD    79,290,139   GBP    61,696,884 State Street Bank and Trust   02/15/19    (1,677,001)
USD     1,654,896   NOK    14,089,838 Citibank, N.A.                02/19/19       (16,900)
USD    81,367,752   EUR    70,946,672 State Street Bank and Trust   04/04/19      (255,653)
USD     6,320,278   EUR     5,495,204 State Street Bank and Trust   04/16/19        (8,295)

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
CONTINUED

                                                                             UNREALIZED
                                                                              FOREIGN
                                                                              EXCHANGE
                                                                SETTLEMENT  APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD         COUNTERPARTY             DATE    (DEPRECIATION)
------------------- -------------- ---------------------------- ---------- --------------
USD    47,345,570   EUR 41,272,859 State Street Bank and Trust   04/16/19   $  (186,477)
                                                                            -----------
TOTAL (DEPRECIATION)                                                        $(2,548,509)
                                                                            -----------
TOTAL APPRECIATION
(DEPRECIATION)                                                              $(1,848,501)
                                                                            ===========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           ------------------------------------------
                                           LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                           ------- ------------  ------- ------------
Bonds
   Australia..............................   --    $ 15,777,139    --    $ 15,777,139
   Belgium................................   --       1,999,973    --       1,999,973
   Canada.................................   --      19,717,361    --      19,717,361
   Denmark................................   --       7,873,500    --       7,873,500
   Finland................................   --       6,379,109    --       6,379,109
   France.................................   --      36,368,191    --      36,368,191
   Germany................................   --      19,824,848    --      19,824,848
   Ireland................................   --         475,743    --         475,743
   Italy..................................   --       5,272,551    --       5,272,551
   Japan..................................   --         130,289    --         130,289
   Liberia................................   --         934,361    --         934,361
   Luxembourg.............................   --      19,410,360    --      19,410,360
   Netherlands............................   --      47,804,438    --      47,804,438
   Norway.................................   --       1,732,585    --       1,732,585
   Spain..................................   --       2,043,551    --       2,043,551
   Supranational Organization Obligations.   --      30,568,345    --      30,568,345
   Sweden.................................   --      10,349,314    --      10,349,314
   Switzerland............................   --       2,872,489    --       2,872,489
   United Kingdom.........................   --      53,101,380    --      53,101,380
   United States..........................   --     300,698,618    --     300,698,618
Agency Obligations........................   --       7,941,032    --       7,941,032
U.S. Treasury Obligations.................   --              99    --              99
Securities Lending Collateral.............   --      37,630,211    --      37,630,211
Forward Currency Contracts**..............   --      (1,848,501)   --      (1,848,501)
                                             --    ------------    --    ------------
TOTAL.....................................   --    $627,056,986    --    $627,056,986
                                             ==    ============    ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

               EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                               SHARES   VALUE>>
                                                               ------- ----------
COMMON STOCKS -- (97.1%)
BRAZIL -- (9.6%)
    AES Tiete Energia SA......................................  23,753 $   75,932
*   Alliar Medicos A Frente SA................................   8,051     34,660
    Alupar Investimento SA....................................  13,100     77,445
    Ambev SA, ADR............................................. 113,228    544,627
    Arezzo Industria e Comercio SA............................   4,000     60,329
    Atacadao Distribuicao Comercio e Industria, Ltd...........  24,993    137,027
*   B2W Cia Digital...........................................   7,100     97,476
    B3 SA - Brasil Bolsa Balcao...............................  39,595    341,942
    Banco Bradesco SA, ADR.................................... 111,296  1,382,293
    Banco Bradesco SA.........................................  35,090    387,626
    Banco BTG Pactual SA......................................   6,300     51,139
    Banco do Brasil SA........................................  39,300    559,236
    Banco Santander Brasil SA.................................  13,300    175,419
    BB Seguridade Participacoes SA............................  34,354    292,616
    BR Properties SA..........................................   5,600     13,516
    BrasilAgro - Co. Brasileira de Propriedades Agricolas.....   3,900     17,208
    Braskem SA, Sponsored ADR.................................   4,311    122,863
*   BRF SA....................................................  36,370    234,830
    Camil Alimentos S.A.......................................  11,342     23,360
    CCR SA.................................................... 174,680    713,036
*   Centrais Eletricas Brasileiras SA.........................   8,800     90,366
    Cia de Locacao das Americas...............................   5,240     58,033
    Cia de Saneamento Basico do Estado de Sao Paulo...........  27,900    332,402
    Cia de Saneamento de Minas Gerais-COPASA..................   4,500     73,592
    Cia de Saneamento do Parana...............................   4,300     87,330
    Cia de Saneamento do Parana...............................   2,600     14,401
    Cia Energetica de Minas Gerais............................  16,200     72,134
    Cia Hering................................................   2,800     23,965
    Cia Paranaense de Energia.................................   1,400     12,691
*   Cia Siderurgica Nacional SA...............................  32,700     91,526
    Cielo SA..................................................  59,150    193,715
    Construtora Tenda SA......................................   3,980     40,385
*   Cosan Logistica SA........................................  15,300     67,390
    Cosan SA..................................................  15,300    186,339
    CSU Cardsystem SA.........................................   5,800     11,736
    CVC Brasil Operadora e Agencia de Viagens SA..............  11,700    205,484
    Cyrela Brazil Realty SA Empreendimentos e Participacoes...  43,400    202,527
    Direcional Engenharia SA..................................   6,100     15,396
    Duratex SA................................................  48,167    161,696
    EcoRodovias Infraestrutura e Logistica SA.................  31,500     98,441
    EDP - Energias do Brasil SA...............................  14,900     68,663
    Embraer SA, Sponsored ADR.................................  17,964    382,274
    Equatorial Energia SA.....................................  16,300    394,094
    Estacio Participacoes SA..................................  14,800    126,281
*   Even Construtora e Incorporadora SA.......................  25,200     46,510
    Ez Tec Empreendimentos e Participacoes SA.................  10,400     79,003
    Fleury SA.................................................  14,500     88,633
*   Gafisa SA.................................................   6,200     23,976
#*  Gol Linhas Aereas Inteligentes SA, ADR....................   2,589     35,133
    Grendene SA...............................................  11,000     27,579
    Guararapes Confeccoes SA..................................     800     34,487
    Hapvida Participacoes e Investimentos S.A.................  10,100     94,832
    Hypermarcas SA............................................  21,700    189,547
    Iguatemi Empresa de Shopping Centers SA...................   1,900     23,216
    Instituto Hermes Pardini SA...............................   6,900     36,556

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
BRAZIL -- (Continued)
    International Meal Co. Alimentacao SA, Class A.......  10,001 $    18,234
    Iochpe-Maxion SA.....................................  11,700      71,715
    IRB Brasil Resseguros S/A............................  11,400     266,559
    Itau Unibanco Holding SA.............................  12,350     111,310
    JSL SA...............................................   5,700      14,049
    Klabin SA............................................  79,300     404,165
    Light SA.............................................   9,400      51,410
    Localiza Rent a Car SA...............................  69,800     638,143
*   LOG Commercial Properties e Participacoes SA.........   2,117      11,176
    Lojas Americanas SA..................................   9,100      39,088
    Lojas Renner SA......................................  97,645   1,220,108
    Magazine Luiza SA....................................   4,400     216,307
    Mahle-Metal Leve SA..................................   5,200      38,361
    Marcopolo SA.........................................  16,000      14,260
*   Marcopolo SA.........................................   1,184       1,324
*   Marisa Lojas SA......................................   7,700      13,208
*   Mills Estruturas e Servicos de Engenharia SA.........  20,000      30,489
    Movida Participacoes SA..............................  15,337      41,771
    MRV Engenharia e Participacoes SA....................  29,347     120,790
    Multiplan Empreendimentos Imobiliarios SA............   5,000      35,699
    Multiplus SA.........................................   6,484      46,235
    Natura Cosmeticos SA.................................  28,323     368,343
    Odontoprev SA........................................  39,452     176,921
*   Petro Rio SA.........................................     800      25,245
    Porto Seguro SA......................................  13,700     210,664
    Portobello SA........................................  10,300      16,301
    QGEP Participacoes SA................................  13,400      44,326
    Qualicorp Consultoria e Corretora de Seguros SA......  29,500     128,248
    Raia Drogasil SA.....................................  20,900     355,584
*   Rumo SA..............................................  50,200     270,647
    Santos Brasil Participacoes SA.......................  21,082      25,900
*   Sao Carlos Empreendimentos e Participacoes SA........   1,400      12,702
    Ser Educacional SA...................................   5,000      29,897
    SLC Agricola SA......................................   2,200      26,726
    Smiles Fidelidade SA.................................   3,100      38,014
    Sul America SA.......................................  45,218     398,112
    Suzano Papel e Celulose SA...........................  31,200     393,324
    T4F Entretenimento SA................................   6,400      13,794
    Tegma Gestao Logistica SA............................   2,200      17,099
    Telefonica Brasil SA, ADR............................  15,699     210,367
    TIM Participacoes SA, ADR............................   4,579      77,568
    TIM Participacoes SA.................................  50,900     173,124
    TOTVS SA.............................................  13,000     118,558
    Transmissora Alianca de Energia Eletrica SA..........  27,800     196,150
#   Ultrapar Participacoes SA, Sponsored ADR.............  42,363     668,488
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e........................................
    Identificacao S.A....................................   8,400      48,125
    Via Varejo SA........................................  18,900      31,084
*   Vulcabras Azaleia SA.................................  10,600      23,774
    WEG SA...............................................  19,100      98,692
    Wiz Solucoes e Corretagem de Seguros SA..............   5,800      12,805
                                                                  -----------
TOTAL BRAZIL.............................................          16,647,896
                                                                  -----------
CHILE -- (1.3%)
    Aguas Andinas SA, Class A............................ 229,356     135,550
    Banco de Chile, ADR..................................   3,275     104,009
    Banco de Credito e Inversiones SA....................   2,629     187,419
    Banco Santander Chile, ADR...........................   5,165     167,036
    Besalco SA...........................................  28,213      27,323

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
CHILE -- (Continued)
    CAP SA...............................................     3,979 $   42,983
    Cencosud SA..........................................    95,154    192,292
    Cia Cervecerias Unidas SA, Sponsored ADR.............     5,981    166,930
*   Cia Sud Americana de Vapores SA......................   336,888     10,031
    Empresa Nacional de Telecomunicaciones SA............     5,841     56,270
    Empresas CMPC SA.....................................    44,866    162,210
    Empresas Lipigas SA..................................     1,142      9,603
    Empresas Tricot SA...................................        19         27
    Enel Americas SA..................................... 1,149,551    234,702
    Enel Americas SA.....................................    60,697     12,402
    Enel Chile SA, ADR...................................     7,500     40,725
    Forus SA.............................................     6,499     19,585
    Grupo Security SA....................................    52,609     23,824
    Hortifrut SA.........................................     3,062     10,323
    Inversiones Aguas Metropolitanas SA..................    46,827     72,759
    Itau CorpBanca....................................... 6,974,394     70,102
    Itau CorpBanca, ADR..................................     2,300     34,914
    Multiexport Foods SA.................................    31,596     19,402
    Parque Arauco SA.....................................    12,180     33,442
    Ripley Corp. SA......................................    66,929     59,686
    SACI Falabella.......................................    13,415    107,768
    Salfacorp SA.........................................    40,481     65,097
    Sigdo Koppers SA.....................................    14,623     25,532
*   SMU SA...............................................    74,088     20,835
    Sociedad Matriz SAAM SA..............................   216,971     20,864
    Socovesa SA..........................................    15,493     10,281
    SONDA SA.............................................    77,225    133,698
    Vina Concha y Toro SA................................    20,785     43,078
                                                                    ----------
TOTAL CHILE..............................................            2,320,702
                                                                    ----------
CHINA -- (17.5%)
*   21Vianet Group, Inc., ADR............................     2,700     24,246
    361 Degrees International, Ltd.......................    45,000      9,758
    3SBio, Inc...........................................    35,000     58,632
*   51job, Inc., ADR.....................................       717     49,932
*   58.com, Inc., ADR....................................     1,754    111,204
#   AAC Technologies Holdings, Inc.......................    35,500    222,811
    Agile Group Holdings, Ltd............................    70,000     93,024
    Agricultural Bank of China, Ltd., Class H............   596,000    282,177
*   Alibaba Group Holding, Ltd., Sponsored ADR...........    16,197  2,729,033
*   Alibaba Health Information Technology, Ltd...........    74,000     68,184
#*  Alibaba Pictures Group, Ltd..........................   310,000     53,877
    Angang Steel Co., Ltd., Class H......................    26,000     19,558
    Anhui Expressway Co., Ltd., Class H..................    18,000     11,491
    ANTA Sports Products, Ltd............................    26,000    134,497
*   Anton Oilfield Services Group........................   128,000     14,930
    Ausnutria Dairy Corp., Ltd...........................    10,000     11,496
    AVIC International Holdings, Ltd., Class H...........    28,000     14,781
    AviChina Industry & Technology Co., Ltd., Class H....    74,000     49,369
    BAIC Motor Corp., Ltd., Class H......................    85,000     55,469
*   Baidu, Inc., Sponsored ADR...........................     2,216    382,548
    Bank of China, Ltd., Class H......................... 1,458,000    677,885
    Bank of Chongqing Co., Ltd., Class H.................    13,500      8,156
    Bank of Communications Co., Ltd., Class H............   103,000     87,556
    Bank of Tianjin Co., Ltd., Class H...................    23,000     13,312
*   Baozun, Inc., Sponsored ADR..........................       529     18,938
    Beijing Capital International Airport Co., Ltd.,
      Class H............................................    64,000     60,032
    Beijing Capital Land, Ltd., Class H..................    36,000     15,020
    Beijing Enterprises Holdings, Ltd....................    18,500    105,168

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES    VALUE>>
                                                               --------- ----------
CHINA -- (Continued)
    Beijing Enterprises Water Group, Ltd......................   184,000 $  106,544
*   Bitauto Holdings, Ltd., ADR...............................     2,315     44,957
    Bosideng International Holdings, Ltd......................   204,000     39,030
    Brilliance China Automotive Holdings, Ltd.................   120,000    113,620
#   BYD Co., Ltd., Class H....................................     7,500     44,389
    BYD Electronic International Co., Ltd.....................    25,500     31,595
    C C Land Holdings, Ltd....................................    56,000     12,956
#   Canvest Environmental Protection Group Co., Ltd...........    14,000      7,299
*   CAR, Inc..................................................    48,000     40,000
#*  Carnival Group International Holdings, Ltd................   270,000      4,023
    Central China Securities Co., Ltd., Class H...............    72,000     16,579
    CGN Power Co., Ltd., Class H..............................    97,000     25,384
    Changyou.com, Ltd., ADR...................................       800     16,200
    Chaowei Power Holdings, Ltd...............................    21,000      8,119
*   Cheetah Mobile, Inc., ADR.................................     1,696     11,482
    China Agri-Industries Holdings, Ltd.......................    51,000     18,158
    China Aircraft Leasing Group Holdings, Ltd................    10,500     11,284
    China Aoyuan Group, Ltd...................................    63,000     48,299
    China BlueChemical, Ltd., Class H.........................    96,000     31,299
    China CITIC Bank Corp., Ltd., Class H.....................   122,000     79,482
    China Communications Construction Co., Ltd., Class H......   104,000    104,357
    China Communications Services Corp., Ltd., Class H........    68,000     63,840
    China Conch Venture Holdings, Ltd.........................    47,500    158,858
    China Construction Bank Corp., Class H.................... 1,660,000  1,495,330
    China Datang Corp. Renewable Power Co., Ltd., Class H.....    76,000      9,331
    China Distance Education Holdings, Ltd., ADR..............       400      2,816
    China Dongxiang Group Co., Ltd............................   123,000     18,697
    China Eastern Airlines Corp., Ltd., Class H...............    28,000     17,245
    China Energy Engineering Corp., Ltd., Class H.............   112,000     13,584
    China Everbright Bank Co., Ltd., Class H..................    77,000     37,170
    China Everbright, Ltd.....................................    54,000    101,902
#   China Evergrande Group....................................    83,000    261,795
    China Foods, Ltd..........................................    40,000     16,210
    China Galaxy Securities Co., Ltd., Class H................    98,000     50,858
    China Gas Holdings, Ltd...................................    42,400    135,341
*   China Grand Pharmaceutical and Healthcare Holdings, Ltd.,
      Class A.................................................    48,000     25,628
    China Harmony New Energy Auto Holding, Ltd................    29,000     11,289
    China High Speed Transmission Equipment Group Co., Ltd....    15,000     15,503
    China Huarong Asset Management Co., Ltd., Class H.........   443,000     90,203
    China International Capital Corp., Ltd., Class H..........    22,800     45,714
    China International Marine Containers Group Co., Ltd.,
      Class H.................................................    13,900     14,895
    China Jinmao Holdings Group, Ltd..........................   178,000     90,356
    China Lesso Group Holdings, Ltd...........................    59,000     33,031
    China Life Insurance Co., Ltd., Class H...................    81,000    201,140
    China Lilang, Ltd.........................................    14,000     12,398
*   China Logistics Property Holdings Co., Ltd................    35,000      9,778
    China Machinery Engineering Corp., Class H................    17,000      8,377
    China Maple Leaf Educational Systems, Ltd.................    52,000     22,453
    China Medical System Holdings, Ltd........................    65,000     67,646
    China Mengniu Dairy Co., Ltd..............................    15,000     46,460
    China Merchants Bank Co., Ltd., Class H...................    57,000    251,299
    China Merchants Land, Ltd.................................    98,000     16,175
    China Merchants Port Holdings Co., Ltd....................    38,000     75,352
    China Merchants Securities Co., Ltd., Class H.............    13,600     18,665
*   China Metal Resources Utilization, Ltd....................    36,000     19,981
    China Minsheng Banking Corp., Ltd., Class H...............    88,000     67,415
    China Mobile, Ltd.........................................    23,000    241,899
*   China Modern Dairy Holdings, Ltd..........................    71,000      8,593
    China Molybdenum Co., Ltd., Class H.......................   144,000     58,665

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               SHARES  VALUE>>
                                                               ------- --------
CHINA -- (Continued)
    China Oil & Gas Group, Ltd................................ 260,000 $ 17,631
    China Oilfield Services, Ltd., Class H....................  62,000   61,439
    China Overseas Land & Investment, Ltd..................... 116,000  437,567
    China Overseas Property Holdings, Ltd.....................  70,000   24,328
    China Pacific Insurance Group Co., Ltd., Class H..........  53,800  189,453
    China Petroleum & Chemical Corp., Class H................. 456,000  381,305
    China Railway Construction Corp., Ltd., Class H...........  93,500  129,842
    China Railway Group, Ltd., Class H........................  93,000   87,094
    China Railway Signal & Communication Corp., Ltd., Class H.  37,000   29,362
    China Reinsurance Group Corp., Class H.................... 169,000   38,190
    China Resources Beer Holdings Co., Ltd....................  14,000   49,206
    China Resources Cement Holdings, Ltd......................  26,000   26,406
    China Resources Gas Group, Ltd............................  54,000  212,496
    China Resources Land, Ltd.................................  76,000  296,534
    China Resources Pharmaceutical Group, Ltd.................  49,000   69,877
    China Sanjiang Fine Chemicals Co., Ltd....................  27,000    6,421
    China SCE Group Holdings, Ltd.............................  99,000   40,897
#*  China Shengmu Organic Milk, Ltd...........................  97,000    4,276
    China Shineway Pharmaceutical Group, Ltd..................   4,000    4,692
*   China Silver Group, Ltd...................................  48,000    4,736
    China South City Holdings, Ltd............................ 242,000   36,544
    China State Construction International Holdings, Ltd......  68,000   64,830
    China Suntien Green Energy Corp., Ltd., Class H...........  69,000   18,820
    China Taiping Insurance Holdings Co., Ltd.................  82,800  228,572
    China Telecom Corp., Ltd., Class H........................ 160,000   86,867
    China Traditional Chinese Medicine Holdings Co., Ltd......  60,000   39,163
    China Travel International Investment Hong Kong, Ltd......  60,000   17,376
    China Unicom Hong Kong, Ltd............................... 160,000  183,276
    China Vanke Co., Ltd., Class H............................  50,600  205,188
    China Water Affairs Group, Ltd............................  30,000   31,910
    China ZhengTong Auto Services Holdings, Ltd...............  64,500   34,252
    China Zhongwang Holdings, Ltd............................. 135,600   68,186
    Chinasoft International, Ltd.............................. 116,000   57,323
    Chongqing Rural Commercial Bank Co., Ltd., Class H........  67,000   38,920
    CIFI Holdings Group Co., Ltd.............................. 220,000  145,565
    CIMC Enric Holdings, Ltd..................................  18,000   15,683
    CITIC Securities Co., Ltd., Class H.......................  32,500   66,534
    Citychamp Watch & Jewellery Group, Ltd....................  52,000   10,942
*   Cogobuy Group.............................................  20,000    7,429
    Colour Life Services Group Co., Ltd.......................  20,000   11,295
*   Comba Telecom Systems Holdings, Ltd.......................  88,000   20,303
#   Consun Pharmaceutical Group, Ltd..........................  14,000   10,557
*   COSCO SHIPPING Development Co., Ltd., Class H............. 118,000   13,614
    COSCO SHIPPING Energy Transportation Co., Ltd., Class H...  36,000   20,473
#   COSCO SHIPPING International Hong Kong Co., Ltd...........  34,000   11,993
    Country Garden Holdings Co., Ltd.......................... 330,000  469,093
*   Country Garden Services Holdings Co., Ltd.................  36,977   57,281
    CPMC Holdings, Ltd........................................  31,000   14,808
    CRRC Corp., Ltd., Class H.................................  46,000   46,348
    CSC Financial Co., Ltd., Class H..........................  18,000   13,301
    CSPC Pharmaceutical Group, Ltd............................ 214,000  369,191
*   Ctrip.com International, Ltd., ADR........................   4,977  165,734
    Dah Chong Hong Holdings, Ltd..............................  57,000   21,023
    Dali Foods Group Co., Ltd.................................  26,500   18,078
*   Digital China Holdings, Ltd...............................  35,000   16,880
    Dongfeng Motor Group Co., Ltd., Class H...................  74,000   77,577
#*  eHi Car Services, Ltd., Sponsored ADR.....................   1,723   18,074
    ENN Energy Holdings, Ltd..................................  21,000  201,131
    Everbright Securities Co., Ltd., Class H..................  11,400   10,198

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               SHARES  VALUE>>
                                                               ------- --------
CHINA -- (Continued)
*   Fang Holdings, Ltd., ADR..................................   6,544 $ 11,059
    Fantasia Holdings Group Co., Ltd.......................... 184,500   26,923
    Far East Horizon, Ltd.....................................  78,000   80,630
    Fu Shou Yuan International Group, Ltd.....................  24,000   19,680
    Fufeng Group, Ltd.........................................  38,000   16,904
#   Fullshare Holdings, Ltd................................... 262,500   59,636
    Future Land Development Holdings, Ltd.....................  66,000   55,926
    Fuyao Glass Industry Group Co., Ltd., Class H.............  11,600   40,456
*   GCL New Energy Holdings, Ltd.............................. 250,000   10,357
*   GCL-Poly Energy Holdings, Ltd............................. 348,000   27,625
    Geely Automobile Holdings, Ltd............................ 117,000  199,063
    Gemdale Properties & Investment Corp., Ltd................ 204,000   21,438
    Genertec Universal Medical Group Co., Ltd.................  60,500   48,855
    Golden Eagle Retail Group, Ltd............................   9,000    9,530
#*  GOME Retail Holdings, Ltd................................. 255,000   22,196
    Grand Baoxin Auto Group, Ltd..............................  79,500   24,508
#   Great Wall Motor Co., Ltd., Class H....................... 146,500   99,735
    Greatview Aseptic Packaging Co., Ltd......................  34,000   21,610
    Greenland Hong Kong Holdings, Ltd.........................  24,000    7,012
    Greentown China Holdings, Ltd.............................  48,500   43,379
    Greentown Service Group Co., Ltd..........................  36,000   32,947
    Guangdong Investment, Ltd.................................  16,000   30,555
    Guangshen Railway Co., Ltd., Class H......................  66,000   27,461
    Guangzhou Automobile Group Co., Ltd., Class H.............  38,800   42,140
    Guangzhou R&F Properties Co., Ltd., Class H...............  48,400   96,555
    Guorui Properties, Ltd....................................  73,000   13,404
    Guotai Junan Securities Co., Ltd., Class H................   5,800   12,412
*   Haichang Ocean Park Holdings, Ltd.........................  63,000   12,956
    Haier Electronics Group Co., Ltd..........................  38,000  109,167
#*  Hailiang Education Group, Inc., ADR.......................     321   11,074
    Haitian International Holdings, Ltd.......................  27,000   62,196
    Haitong Securities Co., Ltd., Class H.....................  33,600   38,031
    Harbin Electric Co., Ltd., Class H........................  34,000   18,217
*   HC Group, Inc.............................................  20,000   11,716
*   Health and Happiness H&H International Holdings, Ltd......   6,000   36,551
*   HengTen Networks Group, Ltd............................... 628,000   20,408
*   Hi Sun Technology China, Ltd..............................  60,000    8,770
    Hisense Home Appliances Group Co., Ltd., Class H..........  14,000   14,342
    HKC Holdings, Ltd.........................................  12,000   10,569
*   Honghua Group, Ltd........................................ 166,000   10,403
    Hopson Development Holdings, Ltd..........................  26,000   23,845
    Hua Hong Semiconductor, Ltd...............................  18,000   40,182
    Huaneng Renewables Corp., Ltd., Class H................... 300,000   86,511
    Huatai Securities Co., Ltd., Class H......................  18,600   34,823
    Huazhu Group, Ltd., ADR...................................   1,928   61,214
    IMAX China Holding, Inc...................................   4,400   11,253
    Industrial & Commercial Bank of China, Ltd., Class H...... 995,000  772,979
*   JD.com, Inc., ADR.........................................  11,648  289,453
    Jiangsu Expressway Co., Ltd., Class H.....................  64,000   92,656
    Jiangxi Copper Co., Ltd., Class H.........................  45,000   57,210
    Jiayuan International Group, Ltd..........................  58,000   27,974
*   JinkoSolar Holding Co., Ltd., ADR.........................   1,539   25,640
#   JNBY Design, Ltd..........................................   9,000   13,485
    Joy City Property, Ltd....................................  64,000    7,357
    Ju Teng International Holdings, Ltd.......................  56,000   14,987
*   Jumei International Holding, Ltd., ADR....................   4,900   12,299
    Kaisa Group Holdings, Ltd................................. 137,000   44,087
    Kasen International Holdings, Ltd.........................  41,000   19,213
    Kingboard Holdings, Ltd...................................  11,000   38,706

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               SHARES  VALUE>>
                                                               ------- --------
CHINA -- (Continued)
    Kingdee International Software Group Co., Ltd.............  47,000 $ 45,426
    Kingsoft Corp., Ltd.......................................  41,000   78,542
#*  KuangChi Science, Ltd.....................................  44,000    2,985
    Kunlun Energy Co., Ltd.................................... 166,000  177,342
    KWG Group Holdings, Ltd...................................  65,500   64,841
    Lee & Man Paper Manufacturing, Ltd........................  21,000   18,783
    Lee's Pharmaceutical Holdings, Ltd........................   7,000    5,690
    Legend Holdings Corp., Class H............................   6,700   17,527
    Lenovo Group, Ltd......................................... 546,000  398,608
*   Leyou Technologies Holdings, Ltd..........................  90,000   25,094
*   Li Ning Co., Ltd..........................................  21,500   26,454
#*  Lifestyle China Group, Ltd................................  31,500   11,217
#*  Lifetech Scientific Corp.................................. 112,000   24,270
    Livzon Pharmaceutical Group, Inc., Class H................   4,600   14,809
    Logan Property Holdings Co., Ltd..........................  92,000  125,207
    Longfor Group Holdings, Ltd...............................  24,000   74,785
    Lonking Holdings, Ltd..................................... 146,000   49,342
    Luye Pharma Group, Ltd....................................  53,500   39,975
    LVGEM China Real Estate Investment Co., Ltd...............  16,000    4,471
    Maanshan Iron & Steel Co., Ltd., Class H..................  38,000   18,239
    Metallurgical Corp. of China, Ltd., Class H...............  67,000   18,375
    Minth Group, Ltd..........................................  48,000  167,948
*   MMG, Ltd.................................................. 136,000   50,136
*   Momo, Inc., Sponsored ADR.................................  11,692  355,788
#   NetDragon Websoft Holdings, Ltd...........................  15,000   27,342
    NetEase, Inc., ADR........................................   1,961  494,035
    New China Life Insurance Co., Ltd., Class H...............  10,000   42,577
*   New Oriental Education & Technology Group, Inc.,
      Sponsored ADR...........................................   1,408  108,472
    Nexteer Automotive Group, Ltd.............................  43,000   65,100
    Nine Dragons Paper Holdings, Ltd.......................... 101,000  103,220
*   Noah Holdings, Ltd., ADR..................................     446   20,962
    Orient Securities Co., Ltd., Class H......................  17,200   12,115
#*  Panda Green Energy Group, Ltd............................. 170,000    8,737
    PAX Global Technology, Ltd................................  24,000   10,525
    People's Insurance Co. Group of China, Ltd. (The), Class H 144,000   59,825
    PICC Property & Casualty Co., Ltd., Class H............... 177,000  183,294
#   Ping An Insurance Group Co. of China, Ltd., Class H.......  83,500  812,919
    Poly Property Group Co., Ltd.............................. 118,000   41,835
    Postal Savings Bank of China Co., Ltd., Class H...........  36,000   20,259
    Pou Sheng International Holdings, Ltd.....................  63,000   12,213
    Powerlong Real Estate Holdings, Ltd.......................  43,000   19,150
#   Q Technology Group Co., Ltd...............................  16,000    9,046
*   Qingdao Port International Co., Ltd., Class H.............  18,000   11,213
    Qingling Motors Co., Ltd., Class H........................  42,000   10,827
    Red Star Macalline Group Corp., Ltd., Class H.............  10,800   10,109
#   Redco Group...............................................  44,000   17,386
*   Renhe Commercial Holdings Co., Ltd........................ 312,000   11,932
    Road King Infrastructure, Ltd.............................   7,000   12,732
*   Ronshine China Holdings, Ltd..............................  18,000   21,553
    Sany Heavy Equipment International Holdings Co., Ltd......  31,000   10,316
    Shandong Chenming Paper Holdings, Ltd., Class H...........  20,250   11,843
    Shanghai Electric Group Co., Ltd., Class H................  38,000   13,288
    Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H....  15,500   47,462
*   Shanghai Fudan Microelectronics Group Co., Ltd., Class H..  14,000   14,059
    Shanghai Industrial Holdings, Ltd.........................  25,000   52,656
    Shanghai Jin Jiang International Hotels Group Co., Ltd.,
      Class H.................................................  38,000    9,620
    Shanghai Pharmaceuticals Holding Co., Ltd., Class H.......  15,700   33,503
    Shenzhen Expressway Co., Ltd., Class H....................  34,000   38,581
    Shenzhen International Holdings, Ltd......................  29,500   57,306

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CHINA -- (Continued)
    Shenzhen Investment, Ltd............................. 134,000 $   46,743
    Shenzhou International Group Holdings, Ltd...........  15,000    176,630
    Shimao Property Holdings, Ltd........................  50,000    142,383
    Shui On Land, Ltd.................................... 191,500     47,458
    Sichuan Expressway Co., Ltd., Class H................  60,000     19,245
    Sihuan Pharmaceutical Holdings Group, Ltd............ 199,000     42,019
*   SINA Corp............................................     700     42,994
    Sino Biopharmaceutical, Ltd.......................... 274,000    231,787
*   Sinofert Holdings, Ltd............................... 172,000     20,230
    Sino-Ocean Group Holding, Ltd........................ 144,000     70,778
    Sinopec Engineering Group Co., Ltd., Class H.........  46,000     45,217
    Sinopec Kantons Holdings, Ltd........................  46,000     21,112
    Sinopec Shanghai Petrochemical Co., Ltd., Class H.... 204,000     96,928
    Sinopharm Group Co., Ltd., Class H...................  14,400     64,355
    Sinosoft Technology Group, Ltd.......................  52,000     14,487
    Sinotrans, Ltd., Class H............................. 105,000     48,342
#   Sinotruk Hong Kong, Ltd..............................  34,000     62,974
    Skyfame Realty Holdings, Ltd.........................  96,000     15,701
    Skyworth Digital Holdings, Ltd....................... 154,000     46,253
#*  SMI Holdings Group, Ltd..............................  52,000     11,630
*   SOHO China, Ltd......................................  40,000     16,226
*   Sohu.com, Ltd., ADR..................................     606     12,544
*   Southern Energy Holdings Group, Ltd..................   8,000     10,834
    Springland International Holdings, Ltd...............  68,000     13,627
    SSY Group, Ltd.......................................  56,000     50,464
    Sun Art Retail Group, Ltd............................  66,000     65,599
    Sunac China Holdings, Ltd............................  97,000    386,342
    Sunny Optical Technology Group Co., Ltd..............  29,500    292,763
*   TAL Education Group, ADR.............................   1,736     53,868
    TCL Electronics Holdings, Ltd........................  23,000     10,942
    Tencent Holdings, Ltd................................  83,000  3,694,710
    Texhong Textile Group, Ltd...........................  16,500     22,125
    Tian Ge Interactive Holdings, Ltd....................  26,000     10,830
    Tianneng Power International, Ltd....................  34,000     31,735
*   Tibet Water Resources, Ltd...........................  29,000     10,573
    Tingyi Cayman Islands Holding Corp...................  92,000    128,124
#   Tong Ren Tang Technologies Co., Ltd., Class H........  13,000     17,490
    Tongda Group Holdings, Ltd........................... 160,000     21,741
    Towngas China Co., Ltd...............................  53,000     42,238
    TPV Technology, Ltd.................................. 112,000     15,570
    TravelSky Technology, Ltd., Class H..................  24,000     65,189
*   Tuniu Corp., Sponsored ADR...........................   2,276     10,470
    Uni-President China Holdings, Ltd....................  48,000     42,735
    United Energy Group, Ltd............................. 254,000     39,579
*   Vipshop Holdings, Ltd., ADR..........................  18,547    142,626
    Want Want China Holdings, Ltd........................ 228,000    184,775
#*  Weibo Corp., Sponsored ADR...........................   1,086     65,877
    Weichai Power Co., Ltd., Class H..................... 107,000    144,411
    Xiabuxiabu Catering Management China Holdings Co.,
      Ltd................................................   8,000     11,622
    Xingda International Holdings, Ltd...................  43,000     12,510
    Xinhua Winshare Publishing and Media Co., Ltd.,
      Class H............................................  20,000     14,418
    Xinjiang Goldwind Science & Technology Co., Ltd.,
      Class H............................................  32,400     39,024
    Xinyi Solar Holdings, Ltd............................  54,000     22,714
    Xinyuan Real Estate Co., Ltd., ADR...................   2,452     11,721
    Xtep International Holdings, Ltd.....................  22,000     14,228
*   Xunlei, Ltd., ADR....................................   1,100      3,806
    Yadea Group Holdings, Ltd............................  42,000     16,160
#   Yangtze Optical Fibre and Cable Joint Stock, Ltd.
      Co., Class H.......................................  13,000     40,196
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd.,
      Class H............................................   4,200     17,105

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
CHINA -- (Continued)
#   Yihai International Holding, Ltd.....................  15,000 $    46,024
    Yuexiu Property Co., Ltd............................. 214,000      41,599
    Yuexiu Transport Infrastructure, Ltd.................  20,000      15,433
    Yum China Holdings, Inc..............................   4,821     175,725
    Yuzhou Properties Co., Ltd...........................  91,389      45,357
*   YY, Inc., ADR........................................   1,208      83,871
    Zhaojin Mining Industry Co., Ltd., Class H...........  28,500      29,918
    Zhejiang Expressway Co., Ltd., Class H...............  70,000      72,073
    Zhongsheng Group Holdings, Ltd.......................  27,500      49,528
*   Zhuguang Holdings Group Co., Ltd.....................  42,000       7,027
    Zhuzhou CRRC Times Electric Co., Ltd., Class H.......   7,100      39,495
    Zoomlion Heavy Industry Science and Technology Co.,
      Ltd., Class H......................................  86,600      35,233
*   ZTE Corp., Class H...................................   6,800      13,787
    ZTO Express Cayman, Inc., ADR........................   4,166      71,322
                                                                  -----------
TOTAL CHINA..............................................          30,283,421
                                                                  -----------
COLOMBIA -- (0.3%)
    Almacenes Exito SA...................................  14,476      65,736
    Banco de Bogota SA...................................     955      18,393
    Bancolombia SA, Sponsored ADR........................   1,663      74,170
    Bancolombia SA.......................................   4,497      48,287
    Ecopetrol SA.........................................  37,387      35,159
    Grupo Aval Acciones y Valores SA, ADR................   5,000      34,650
    Grupo de Inversiones Suramericana SA.................   9,561     106,172
    Interconexion Electrica SA ESP.......................  41,825     187,505
                                                                  -----------
TOTAL COLOMBIA...........................................             570,072
                                                                  -----------
CZECH REPUBLIC -- (0.2%)
    Komercni banka A.S...................................   1,631      65,762
    Moneta Money Bank A.S................................  54,070     183,910
    O2 Czech Republic A.S................................   3,412      37,007
                                                                  -----------
TOTAL CZECH REPUBLIC.....................................             286,679
                                                                  -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E., GDR......  24,241     117,690
                                                                  -----------
HUNGARY -- (0.5%)
    Magyar Telekom Telecommunications P.L.C..............  35,210      59,499
    MOL Hungarian Oil & Gas P.L.C........................  38,976     467,624
    OTP Bank P.L.C.......................................   4,335     178,834
    Richter Gedeon Nyrt..................................   8,600     183,663
                                                                  -----------
TOTAL HUNGARY............................................             889,620
                                                                  -----------
INDIA -- (13.0%)
*   3M India, Ltd........................................      92      26,056
    Aarti Industries, Ltd................................   4,089      93,642
    ABB India, Ltd.......................................   1,812      32,437
    Abbott India, Ltd....................................     126      14,272
    ACC, Ltd.............................................     562      11,246
    Adani Ports & Special Economic Zone, Ltd.............  37,599     179,329
*   Adani Transmissions, Ltd.............................   3,467      10,412
*   Aditya Birla Capital, Ltd............................  26,990      30,802
*   Aditya Birla Fashion and Retail, Ltd.................  12,466      36,821
    Advanced Enzyme Technologies, Ltd....................   4,178       9,788
    Aegis Logistics, Ltd.................................   2,611       7,002
    AIA Engineering, Ltd.................................   1,586      35,724
    Ajanta Pharma, Ltd...................................   2,822      40,607

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
    Akzo Nobel India, Ltd................................     756 $ 18,479
    Alembic Pharmaceuticals, Ltd.........................   4,723   39,419
*   Allahabad Bank.......................................  37,653   24,022
    Allcargo Logistics, Ltd..............................   7,609   11,297
    Amara Raja Batteries, Ltd............................   1,820   19,236
*   Andhra Bank..........................................  28,151    9,955
    APL Apollo Tubes, Ltd................................     851   13,474
    Apollo Hospitals Enterprise, Ltd.....................   1,658   30,940
    Apollo Tyres, Ltd....................................  13,594   39,207
    Ashok Leyland, Ltd................................... 124,132  142,899
    Ashoka Buildcon, Ltd.................................   9,386   15,779
    Asian Paints, Ltd....................................  15,146  300,308
    Astral Polytechnik, Ltd..............................   1,481   23,864
    Atul, Ltd............................................     952   46,463
    Aurobindo Pharma, Ltd................................  18,842  208,384
    Avanti Feeds, Ltd....................................   1,962    9,844
*   Avenue Supermarts, Ltd...............................   4,578   88,706
    Bajaj Auto, Ltd......................................   5,441  196,509
*   Bajaj Corp., Ltd.....................................   9,179   45,692
    Bajaj Electricals, Ltd...............................   4,414   28,549
    Bajaj Finance, Ltd...................................   4,852  176,656
    Bajaj Finserv, Ltd...................................     909   78,303
    Bajaj Holdings & Investment, Ltd.....................   1,327   53,230
    Balkrishna Industries, Ltd...........................   3,327   38,136
*   Balrampur Chini Mills, Ltd...........................  15,774   22,784
*   Bank of Baroda.......................................  10,165   16,200
*   Bank of Maharashtra..................................  49,518   10,257
    BASF India, Ltd......................................     351    6,731
    Bata India, Ltd......................................     717   11,326
    Bayer CropScience, Ltd...............................     330   20,432
    BEML, Ltd............................................   1,351   15,139
    Berger Paints India, Ltd.............................  23,924  107,108
    Bharat Electronics, Ltd..............................  41,313   48,820
    Bharat Heavy Electricals, Ltd........................  58,426   53,156
    Bharat Petroleum Corp., Ltd..........................  36,251  177,527
    Bharti Airtel, Ltd...................................  45,427  195,524
    Bharti Infratel, Ltd.................................  15,168   63,332
    Biocon, Ltd..........................................   6,860   63,007
    Blue Dart Express, Ltd...............................     416   18,793
    Blue Star, Ltd.......................................   1,338   11,156
    Bombay Dyeing & Manufacturing Co., Ltd...............   3,038    4,794
    Bosch, Ltd...........................................     203   54,049
    Brigade Enterprises, Ltd.............................   3,485   10,327
    Britannia Industries, Ltd............................   2,477  111,442
    BSE, Ltd.............................................   1,785   14,853
    Cadila Healthcare, Ltd...............................  21,727   97,508
    Can Fin Homes, Ltd...................................   2,724    9,690
*   Canara Bank..........................................   8,914   31,558
    Caplin Point Laboratories, Ltd.......................   1,205    6,209
    Carborundum Universal, Ltd...........................   1,960    9,606
    Castrol India, Ltd...................................   7,102   15,869
    CCL Products India, Ltd..............................   6,689   25,365
    Ceat, Ltd............................................     593    9,031
*   Central Bank of India................................  21,094    9,309
    Century Plyboards India, Ltd.........................   3,584    8,223
    Cera Sanitaryware, Ltd...............................     505   17,398
*   CG Power and Industrial Solutions, Ltd...............  33,425   17,756
    Chambal Fertilizers & Chemicals, Ltd.................   9,364   23,767
    Chennai Petroleum Corp., Ltd.........................   2,633    9,099

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
INDIA -- (Continued)
    Cholamandalam Investment and Finance Co., Ltd........  3,009 $ 49,670
    Cipla, Ltd........................................... 15,820  115,016
    City Union Bank, Ltd................................. 15,446   41,400
    Cochin Shipyard, Ltd.................................  3,056   15,650
*   Coffee Day Enterprises, Ltd..........................  3,096   11,654
    Colgate-Palmolive India, Ltd.........................  3,372   60,826
    Container Corp. Of India, Ltd........................ 10,479   96,642
    Coromandel International, Ltd........................  7,940   50,387
*   Cox & Kings Financial Service, Ltd...................    991      907
    Cox & Kings, Ltd.....................................  2,973    6,472
    CRISIL, Ltd..........................................  1,558   36,185
    Cummins India, Ltd...................................  3,138   35,242
    Cyient, Ltd..........................................  2,102   18,001
    Dabur India, Ltd..................................... 27,705  174,409
    DCB Bank, Ltd........................................ 11,712   29,447
    DCM Shriram, Ltd.....................................  1,947    9,311
*   Dena Bank............................................ 47,375    8,368
    Dewan Housing Finance Corp., Ltd.....................  8,090   15,424
    Dhanuka Agritech, Ltd................................  1,466    8,729
    Dilip Buildcon, Ltd..................................  1,837    8,288
    Dish TV India, Ltd................................... 19,752    6,551
*   Dishman Carbogen Amcis, Ltd..........................  5,292   15,347
    Divi's Laboratories, Ltd.............................  3,963   84,353
    DLF, Ltd............................................. 20,544   47,752
    Dr Lal PathLabs, Ltd.................................  3,200   48,414
    eClerx Services, Ltd.................................  2,544   38,622
    Edelweiss Financial Services, Ltd.................... 24,060   52,284
    Eicher Motors, Ltd...................................    594  159,178
    EID Parry India, Ltd.................................  6,206   17,822
    Emami, Ltd...........................................  6,566   38,292
    Endurance Technologies, Ltd..........................    978   15,944
    Engineers India, Ltd................................. 15,558   24,791
*   Eris Lifesciences, Ltd...............................  2,036   18,133
    Escorts, Ltd.........................................  5,007   46,772
    Essel Propack, Ltd................................... 20,674   31,987
    Eveready Industries India, Ltd.......................  2,362    7,129
    Exide Industries, Ltd................................ 15,175   48,550
*   FDC, Ltd.............................................  2,449    5,687
    Federal Bank, Ltd.................................... 91,062  110,027
    Finolex Cables, Ltd..................................  2,424   14,116
    Finolex Industries, Ltd..............................  3,140   22,633
    Firstsource Solutions, Ltd........................... 25,010   17,316
*   Future Enterprises, Ltd.............................. 17,741    9,006
    Future Lifestyle Fashions, Ltd.......................  1,301    7,883
*   Future Retail, Ltd...................................  5,977   36,226
    Gabriel India, Ltd...................................  5,802   11,782
    GAIL India, Ltd...................................... 40,043  187,907
    Garware Technical Fibres, Ltd........................    665   10,581
    Gateway Distriparks, Ltd.............................  3,803    5,505
    GE T&D India, Ltd....................................  2,445   10,161
    Gillette India, Ltd..................................    857   78,511
    GlaxoSmithKline Consumer Healthcare, Ltd.............    430   44,335
    GlaxoSmithKline Pharmaceuticals, Ltd.................    826   16,365
    Glenmark Pharmaceuticals, Ltd........................ 13,578  124,861
    Godrej Consumer Products, Ltd........................ 15,324  153,314
    Godrej Industries, Ltd...............................  2,647   18,795
*   Godrej Properties, Ltd...............................  3,360   35,078
    Granules India, Ltd.................................. 13,717   17,652
    Graphite India, Ltd..................................  4,107   32,767

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               SHARES   VALUE>>
                                                               ------- ----------
INDIA -- (Continued)
    Greaves Cotton, Ltd.......................................  11,083 $   19,215
    Greenply Industries, Ltd..................................   2,263      4,125
    Grindwell Norton, Ltd.....................................   1,512     11,474
    GRUH Finance, Ltd.........................................  15,651     45,932
    Gujarat Alkalies & Chemicals, Ltd.........................   2,281     16,376
    Gujarat Fluorochemicals, Ltd..............................   3,681     44,861
    Gujarat Gas, Ltd..........................................  13,590     24,355
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.......   3,675     16,997
    Gujarat Pipavav Port, Ltd.................................  11,394     13,588
    Gujarat State Petronet, Ltd...............................  18,741     46,978
    Gulf Oil Lubricants India, Ltd............................   2,672     34,270
    Hatsun Agro Products, Ltd.................................     975      9,059
    Hatsun Agro Products, Ltd.................................      60        433
    Havells India, Ltd........................................   9,814     98,817
    HCL Technologies, Ltd.....................................  23,266    329,811
    HEG, Ltd..................................................     902     30,519
    Hero MotoCorp, Ltd........................................   2,649     97,960
    Hexaware Technologies, Ltd................................  11,851     56,861
    Hikal, Ltd................................................   5,929     12,743
    Himachal Futuristic Communications, Ltd...................  66,885     21,503
    Himadri Speciality Chemical, Ltd..........................   9,211     15,203
    Himatsingka Seide, Ltd....................................   2,577      7,291
    Hindustan Petroleum Corp., Ltd............................  68,691    228,065
    Hindustan Unilever, Ltd...................................  25,856    638,759
    Honeywell Automation India, Ltd...........................     106     31,751
*   Housing Development & Infrastructure, Ltd.................  62,791     23,202
    Housing Development Finance Corp., Ltd....................  20,884    564,943
    HSIL, Ltd.................................................   1,816      6,319
    ICICI Bank, Ltd., Sponsored ADR...........................  31,849    325,178
    ICICI Prudential Life Insurance Co., Ltd..................   6,278     25,356
*   IDFC First Bank, Ltd...................................... 125,167     79,611
    IDFC, Ltd.................................................  62,302     34,935
*   IFB Industries, Ltd.......................................     864      9,670
*   IFCI, Ltd.................................................  73,561     14,008
    IIFL Holdings, Ltd........................................   3,673     22,429
    Indiabulls Housing Finance, Ltd...........................  22,170    207,360
*   Indiabulls Real Estate, Ltd...............................   7,599      7,861
    Indiabulls Ventures, Ltd..................................   7,739     37,064
*   Indian Bank...............................................   5,106     16,225
    Indian Oil Corp., Ltd.....................................  40,314     77,845
*   Indian Overseas Bank......................................  48,120      9,317
    Indraprastha Gas, Ltd.....................................  18,605     74,175
    IndusInd Bank, Ltd........................................     811     17,172
    Info Edge India, Ltd......................................   1,967     48,638
    Infosys, Ltd.............................................. 125,942  1,327,981
    Ingersoll-Rand India, Ltd.................................   2,626     21,763
*   Inox Leisure, Ltd.........................................   5,506     20,087
    InterGlobe Aviation, Ltd..................................   2,281     38,048
    Ipca Laboratories, Ltd....................................   3,072     33,007
    IRB Infrastructure Developers, Ltd........................   6,518     13,299
    Jagran Prakashan, Ltd.....................................  12,267     17,787
    Jain Irrigation Systems, Ltd..............................  16,352     14,150
*   Jammu & Kashmir Bank, Ltd. (The)..........................  11,385      6,545
    Jamna Auto Industries, Ltd................................  11,234      8,993
    JB Chemicals & Pharmaceuticals, Ltd.......................   2,554     11,358
    Jindal Saw, Ltd...........................................  18,284     22,931
    JM Financial, Ltd.........................................  22,132     24,177
    Johnson Controls-Hitachi Air Conditioning India, Ltd......     271      6,803
    Jubilant Foodworks, Ltd...................................   3,777     67,383

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
*   Just Dial, Ltd.......................................   4,976 $ 33,629
    Kajaria Ceramics, Ltd................................   5,539   41,962
    Kalpataru Power Transmission, Ltd....................   4,537   23,443
    Kansai Nerolac Paints, Ltd...........................   1,388    8,608
    Karnataka Bank, Ltd. (The)...........................  12,048   20,367
    Karur Vysya Bank, Ltd. (The).........................  33,249   41,366
    Kaveri Seed Co., Ltd.................................   1,283   10,808
    KEC International, Ltd...............................   6,458   22,311
    KEI Industries, Ltd..................................   6,045   30,620
    Kotak Mahindra Bank, Ltd.............................   6,210  109,914
*   KPIT Engineering, Ltd................................  17,211   21,223
    KPIT Technologies, Ltd...............................  17,211   27,564
    KPR Mill, Ltd........................................   1,069    7,917
    KRBL, Ltd............................................   2,899   13,674
    Lakshmi Machine Works, Ltd...........................     108    8,195
*   Lakshmi Vilas Bank, Ltd. (The).......................  14,604   13,405
    Laurus Labs, Ltd.....................................   1,336    6,980
    LIC Housing Finance, Ltd.............................  24,234  154,031
    Lupin, Ltd...........................................  15,956  196,595
    LUX Industries, Ltd..................................     509    8,537
    Magma Fincorp, Ltd...................................   4,553    6,265
    Mahanagar Gas, Ltd...................................   3,158   40,959
    Maharashtra Scooters, Ltd............................     241   10,912
    Mahindra & Mahindra Financial Services, Ltd..........  24,799  141,999
    Mahindra & Mahindra, Ltd.............................  36,376  349,234
*   Mahindra CIE Automotive, Ltd.........................   5,090   16,857
    Manappuram Finance, Ltd..............................  39,406   51,429
    Mangalore Refinery & Petrochemicals, Ltd.............  16,296   15,611
    Marico, Ltd..........................................  34,457  178,493
    Marksans Pharma, Ltd.................................  28,757   10,376
    Maruti Suzuki India, Ltd.............................   3,127  292,563
*   Max Financial Services, Ltd..........................   8,726   49,181
*   Max India, Ltd.......................................  13,084   15,775
    McLeod Russel India, Ltd.............................   6,044    8,246
    Minda Corp., Ltd.....................................   5,222   10,377
    Minda Industries, Ltd................................   6,758   26,489
    Mindtree, Ltd........................................  10,612  133,713
    MOIL, Ltd............................................   3,526    8,003
    Motherson Sumi Systems, Ltd..........................  53,910  106,869
    Motilal Oswal Financial Services, Ltd................   2,038   18,447
    Mphasis, Ltd.........................................   5,893   82,336
    MRF, Ltd.............................................      61   52,599
    Muthoot Finance, Ltd.................................  10,484   74,527
*   Narayana Hrudayalaya, Ltd............................   3,609    9,561
    Natco Pharma, Ltd....................................   8,048   78,118
    Navneet Education, Ltd...............................   8,985   13,375
    NBCC India, Ltd......................................  23,319   19,315
    Nestle India, Ltd....................................     833  134,678
    NIIT Technologies, Ltd...............................   3,918   72,397
*   NIIT, Ltd............................................  17,210   20,182
    NRB Bearings, Ltd....................................   7,569   19,895
    Oberoi Realty, Ltd...................................   4,104   25,719
    Oil India, Ltd.......................................  15,793   37,148
    Oracle Financial Services Software, Ltd..............   1,685   90,075
*   Oriental Bank of Commerce............................  18,904   25,638
    Page Industries, Ltd.................................     485  159,605
    PC Jeweller, Ltd.....................................  12,309   12,785
    Persistent Systems, Ltd..............................   3,204   27,410
    Petronet LNG, Ltd.................................... 100,969  323,268

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
INDIA -- (Continued)
    Pfizer, Ltd..........................................    723 $ 30,897
    Phoenix Mills, Ltd.(The).............................  2,500   20,948
    PI Industries, Ltd...................................  5,287   64,429
    Pidilite Industries, Ltd.............................  6,971  109,888
    Piramal Enterprises, Ltd.............................  2,108   60,006
    PNB Housing Finance, Ltd.............................  2,186   27,757
    PNC Infratech, Ltd...................................  5,375   10,727
    Power Finance Corp., Ltd............................. 51,253   74,457
    Power Grid Corp. of India, Ltd....................... 36,488   96,952
    Prestige Estates Projects, Ltd.......................  9,418   26,500
    Procter & Gamble Hygiene & Health Care, Ltd..........    529   73,853
    PTC India, Ltd....................................... 26,606   29,121
*   Punjab National Bank................................. 37,849   41,400
    PVR, Ltd.............................................  3,814   86,270
*   Quess Corp., Ltd.....................................    664    5,844
    Radico Khaitan, Ltd..................................  1,834   10,581
    Rain Commodities, Ltd................................  3,832    6,437
    Rajesh Exports, Ltd.................................. 10,071   86,235
    Rallis India, Ltd....................................  2,960    6,690
    Raymond, Ltd.........................................  3,401   36,007
    RBL Bank, Ltd........................................  8,268   65,917
    REC, Ltd............................................. 47,281   82,845
    Redington India, Ltd................................. 30,687   31,602
    Reliance Capital, Ltd................................  8,730   23,852
*   Reliance Communications, Ltd......................... 45,030    7,643
    Reliance Industries, Ltd............................. 43,935  759,840
    Reliance Industries, Ltd............................. 18,486  636,843
    Repco Home Finance, Ltd..............................  2,616   14,787
    Sadbhav Engineering, Ltd.............................  7,149   19,475
    Sanofi India, Ltd....................................    328   29,834
    Schaeffler India, Ltd................................    251   18,574
    Sharda Cropchem, Ltd.................................  1,695    7,546
*   Sheela Foam, Ltd.....................................    597   10,848
    Shilpa Medicare, Ltd.................................  1,832    9,820
    Shoppers Stop, Ltd...................................  1,322    9,569
    Shriram City Union Finance, Ltd......................    693   16,291
    Shriram Transport Finance Co., Ltd................... 11,933  171,182
    Siemens, Ltd.........................................  3,014   43,723
    SKF India, Ltd.......................................    807   21,776
    Sobha, Ltd...........................................  3,007   19,902
    Somany Ceramics, Ltd.................................    991    4,786
    Sonata Software, Ltd.................................  7,033   31,853
    South Indian Bank, Ltd. (The)........................ 61,380   11,439
    Srei Infrastructure Finance, Ltd..................... 19,337    8,013
    SRF, Ltd.............................................  1,648   46,541
*   State Bank of India.................................. 15,743   65,499
    Sterlite Technologies, Ltd...........................  9,782   33,825
    Strides Pharma Science, Ltd..........................  5,475   35,485
    Sun Pharmaceutical Industries, Ltd................... 15,386   91,300
    Sun TV Network, Ltd..................................  9,142   68,336
    Sundaram Finance, Ltd................................  2,012   39,654
    Sundaram-Clayton, Ltd................................    140    5,797
    Sundram Fasteners, Ltd...............................  4,148   30,627
    Sunteck Realty, Ltd..................................  2,400   11,671
    Suprajit Engineering, Ltd............................  2,380    6,639
    Supreme Industries, Ltd..............................  3,378   47,298
    Suven Life Sciences, Ltd.............................  4,069   11,082
    Symphony, Ltd........................................  1,436   23,560
*   Syndicate Bank....................................... 25,552   13,295

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
INDIA -- (Continued)
    Syngene International, Ltd...........................     4,432 $    36,088
    TAKE Solutions, Ltd..................................     4,839       9,486
    Tata Consultancy Services, Ltd.......................    36,838   1,042,565
    Tata Elxsi, Ltd......................................     1,424      17,552
    Tata Global Beverages, Ltd...........................    27,188      77,714
*   Tata Motors, Ltd.....................................   234,739     598,901
    Tech Mahindra, Ltd...................................    39,425     406,011
*   Techno Electric & Engineering Co., Ltd...............     2,365       8,047
*   Tejas Networks, Ltd..................................     2,818       6,317
    Texmaco Rail & Engineering, Ltd......................    13,083      10,426
    Thermax, Ltd.........................................       531       8,165
    Thomas Cook India, Ltd...............................     6,426      19,934
    Thyrocare Technologies, Ltd..........................     1,540      11,828
    Time Technoplast, Ltd................................    17,732      24,125
    Timken India, Ltd....................................     1,152       9,159
    Titan Co., Ltd.......................................    16,130     227,057
    Torrent Pharmaceuticals, Ltd.........................     3,214      82,651
    Transport Corp. of India, Ltd........................     2,560      10,009
    Trident, Ltd.........................................    11,175      10,508
    TTK Prestige, Ltd....................................       142      15,207
    Tube Investments of India, Ltd.......................     6,223      29,677
    TV Today Network, Ltd................................     1,757       8,679
*   TV18 Broadcast, Ltd..................................    51,505      23,768
    TVS Motor Co., Ltd...................................     5,024      35,337
*   UCO Bank.............................................    74,869      20,270
    Uflex, Ltd...........................................     7,791      27,648
    Unichem Laboratories, Ltd............................     2,495       7,187
*   Union Bank of India..................................    15,665      18,365
    United Breweries, Ltd................................     3,708      75,643
*   United Spirits, Ltd..................................    14,336     108,745
    UPL, Ltd.............................................    45,265     500,946
    VA Tech Wabag, Ltd...................................     1,386       5,816
    Vaibhav Global, Ltd..................................     1,061       9,893
    Vardhman Textiles, Ltd...............................     2,067      31,083
    V-Guard Industries, Ltd..............................     6,164      17,086
    Vijaya Bank..........................................    13,145       8,196
    Vinati Organics, Ltd.................................       777      17,202
    Vindhya Telelinks, Ltd...............................       373       8,454
    VIP Industries, Ltd..................................     3,363      22,728
*   Vodafone Idea, Ltd...................................    72,190      30,644
    Voltas, Ltd..........................................     5,032      38,297
    VRL Logistics, Ltd...................................     1,754       6,821
    WABCO India, Ltd.....................................       321      28,128
    Welspun Corp., Ltd...................................     6,248       9,179
    Whirlpool of India, Ltd..............................     1,926      40,407
    Wipro, Ltd...........................................    29,896     155,019
*   Wockhardt, Ltd.......................................     1,991      12,397
    Yes Bank, Ltd........................................    55,460     152,185
    Zee Entertainment Enterprises, Ltd...................    37,882     202,047
    Zensar Technologies, Ltd.............................     6,946      21,920
                                                                    -----------
TOTAL INDIA..............................................            22,442,320
                                                                    -----------
INDONESIA -- (2.4%)
    Ace Hardware Indonesia Tbk PT........................   417,200      50,820
    Adhi Karya Persero Tbk PT............................   262,700      30,815
*   Alam Sutera Realty Tbk PT............................ 1,137,000      29,000
*   Bank Bukopin Tbk.....................................   819,000      21,377
    Bank Central Asia Tbk PT.............................   225,200     455,560
    Bank Danamon Indonesia Tbk PT........................    99,600      64,952

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES   VALUE>>
                                                               --------- --------
INDONESIA -- (Continued)
    Bank Mandiri Persero Tbk PT...............................   306,000 $163,993
    Bank Negara Indonesia Persero Tbk PT......................   409,000  266,855
*   Bank Pan Indonesia Tbk PT.................................   195,400   19,731
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT......   288,100   48,117
    Bank Pembangunan Daerah Jawa Timur Tbk PT.................   276,200   14,744
*   Bank Permata Tbk PT.......................................   512,900   37,098
    Bank Rakyat Indonesia Persero Tbk PT...................... 1,380,100  382,550
    Bank Tabungan Negara Persero Tbk PT.......................   201,500   39,699
    Barito Pacific Tbk PT.....................................   126,500   23,693
*   Bumi Serpong Damai Tbk PT.................................   689,800   65,897
    Ciputra Development Tbk PT................................   990,900   69,310
    Elnusa Tbk PT.............................................   509,600   13,305
    Erajaya Swasembada Tbk PT.................................   112,300   18,460
*   Garuda Indonesia Persero Tbk PT...........................   509,400   16,561
    Global Mediacom Tbk PT.................................... 1,260,500   33,244
*   Hanson International Tbk PT............................... 4,768,300   36,852
    Indah Kiat Pulp & Paper Corp. Tbk PT......................    22,400   20,974
    Indofood CBP Sukses Makmur Tbk PT.........................    99,400   76,829
    Indofood Sukses Makmur Tbk PT.............................   324,200  180,326
    Indosat Tbk PT............................................   174,100   34,154
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT..............   273,800   16,070
*   Inti Agri Resources Tbk PT................................   550,900    9,156
    Jasa Marga Persero Tbk PT.................................   246,600   87,264
    Kalbe Farma Tbk PT........................................   546,100   62,588
*   Krakatau Steel Persero Tbk PT.............................   505,200   17,884
*   Kresna Graha Investama Tbk PT.............................   461,700   20,504
    Link Net Tbk PT...........................................   106,700   33,313
    Lippo Karawaci Tbk PT.....................................   931,000   18,634
    Matahari Department Store Tbk PT..........................   191,400   96,215
    Mayora Indah Tbk PT.......................................   247,900   45,838
    Media Nusantara Citra Tbk PT..............................   585,500   35,528
    Mitra Adiperkasa Tbk PT...................................   713,200   51,310
*   Mitra Keluarga Karyasehat Tbk PT..........................   140,600   15,187
    Modernland Realty Tbk PT.................................. 1,122,000   18,157
*   Multistrada Arah Sarana Tbk PT............................   210,700   11,476
    Pabrik Kertas Tjiwi Kimia Tbk PT..........................    22,700   21,993
    Pakuwon Jati Tbk PT.......................................   238,600   11,115
*   Panin Financial Tbk PT.................................... 2,781,700   60,690
*   Pelayaran Tamarin Samudra Tbk PT..........................    33,400   10,726
*   Pool Advista Indonesia Tbk PT.............................    64,100   21,335
    PP Persero Tbk PT.........................................   343,900   57,799
    PP Properti Tbk PT........................................ 1,198,600   13,576
    Ramayana Lestari Sentosa Tbk PT...........................   245,900   27,662
*   Rimo International Lestari Tbk PT......................... 1,940,400   18,611
    Sarana Menara Nusantara Tbk PT............................ 2,214,300  133,998
    Selamat Sempurna Tbk PT...................................   114,100   12,336
*   Sentul City Tbk PT........................................ 1,511,300   13,370
*   Siloam International Hospitals Tbk PT.....................    77,800   17,977
*   Sitara Propertindo Tbk PT.................................   344,900   21,104
    Sri Rejeki Isman Tbk PT...................................   899,900   21,885
    Sumber Alfaria Trijaya Tbk PT.............................   377,400   21,732
    Summarecon Agung Tbk PT...................................   876,900   65,052
    Surya Citra Media Tbk PT..................................   693,500   93,837
*   Surya Esa Perkasa Tbk PT..................................   995,400   28,970
    Surya Semesta Internusa Tbk PT............................   471,700   16,482
    Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR....     7,998  223,704
*   Totalindo Eka Persada Tbk PT..............................   365,200   20,813
    Tower Bersama Infrastructure Tbk PT.......................    80,000   28,208
*   Trada Alam Minera Tbk PT.................................. 1,606,700   24,439

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
INDONESIA -- (Continued)
    Ultrajaya Milk Industry & Trading Co. Tbk PT......... 107,900 $    9,202
    Unilever Indonesia Tbk PT............................  49,200    176,041
*   Vale Indonesia Tbk PT................................  40,000     11,095
*   Visi Media Asia Tbk PT............................... 434,600      5,296
    Waskita Beton Precast Tbk PT......................... 709,500     19,562
    Waskita Karya Persero Tbk PT......................... 452,100     64,193
    Wijaya Karya Beton Tbk PT............................ 410,900     11,889
    Wijaya Karya Persero Tbk PT.......................... 278,000     37,841
*   XL Axiata Tbk PT..................................... 266,800     41,428
                                                                  ----------
TOTAL INDONESIA..........................................          4,118,001
                                                                  ----------
MALAYSIA -- (2.6%)
    Aeon Co. M Bhd.......................................  22,500      8,538
    AEON Credit Service M Bhd............................   7,300     28,460
    Alliance Bank Malaysia Bhd...........................  70,700     73,402
    Allianz Malaysia Bhd.................................   6,700     22,218
    AMMB Holdings Bhd.................................... 106,900    117,870
    Astro Malaysia Holdings Bhd..........................  77,600     31,911
#*  Berjaya Corp. Bhd.................................... 431,500     29,013
    Berjaya Sports Toto Bhd..............................  39,500     21,822
*   Bermaz Auto Bhd......................................  38,400     20,558
    Boustead Holdings Bhd................................  16,900      6,034
*   Bumi Armada Bhd......................................  48,000      2,349
    Carlsberg Brewery Malaysia Bhd, Class B..............  14,200     71,128
    CIMB Group Holdings Bhd.............................. 140,611    193,560
#   D&O Green Technologies Bhd...........................  60,200     10,556
    Datasonic Group Bhd.................................. 206,900     22,830
    Dialog Group Bhd..................................... 126,100     92,531
    DiGi.Com Bhd.........................................  80,500     91,984
    DRB-Hicom Bhd........................................  84,300     33,483
    Dutch Lady Milk Industries Bhd.......................   1,300     19,722
*   Eastern & Oriental Bhd...............................  34,068      9,002
*   Eco World Development Group Bhd......................  85,700     19,290
*   Eco World International Bhd..........................  78,500     14,412
    Econpile Holdings Bhd................................  84,900      9,370
    Ekovest BHD..........................................  89,000     11,345
    FGV Holdings Bhd..................................... 146,900     35,964
    Fraser & Neave Holdings Bhd..........................   5,100     42,397
    Frontken Corp. Bhd................................... 103,600     21,487
    Gamuda Bhd........................................... 127,900     86,303
    Genting Bhd.......................................... 187,200    317,822
    Genting Malaysia Bhd................................. 114,900     92,590
#   George Kent Malaysia Bhd.............................  16,300      4,322
    Globetronics Technology Bhd..........................  19,900      9,375
    Hai-O Enterprise Bhd.................................  19,100     12,980
    HAP Seng Consolidated Bhd............................   8,900     21,470
    Hartalega Holdings Bhd...............................  73,500     97,256
    Heineken Malaysia Bhd................................  10,200     51,910
    Hengyuan Refining Co. Bhd............................  10,500     12,373
*   Hibiscus Petroleum Bhd............................... 102,300     24,105
    Hong Leong Bank Bhd..................................  13,800     69,700
    Hong Leong Financial Group Bhd.......................   8,400     40,491
    IHH Healthcare Bhd...................................  32,900     45,188
    IJM Corp. Bhd........................................ 202,100     90,377
    Inari Amertron Bhd................................... 215,450     79,395
    IOI Properties Group Bhd.............................  79,200     30,236
    Kerjaya Prospek Group Bhd............................  75,600     23,290
    Kossan Rubber Industries.............................  22,000     20,425
    Lingkaran Trans Kota Holdings Bhd....................   9,100      9,931

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               SHARES   VALUE>>
                                                               ------- ----------
MALAYSIA -- (Continued)
    LPI Capital Bhd...........................................   8,100 $   32,400
    Magnum Bhd................................................  50,400     25,383
    Mah Sing Group Bhd........................................  56,900     12,935
    Malayan Banking Bhd.......................................  46,300    108,015
    Malaysia Airports Holdings Bhd............................  43,800     86,238
    Malaysia Building Society Bhd.............................  81,508     19,861
    Malaysian Pacific Industries Bhd..........................   8,300     20,243
    Malaysian Resources Corp. Bhd............................. 198,000     32,980
    Matrix Concepts Holdings Bhd..............................  23,700     11,358
    Maxis Bhd.................................................  41,700     58,656
    MBM Resources BHD.........................................  18,900     11,832
    MMC Corp. Bhd.............................................  39,300      8,086
    Muhibbah Engineering M Bhd................................  16,000     11,133
    My EG Services Bhd........................................ 295,400     72,473
    Nestle Malaysia Bhd.......................................   2,000     72,540
    Padini Holdings Bhd.......................................  30,100     27,282
*   PESTECH International Bhd.................................  87,800     26,252
    Petron Malaysia Refining & Marketing Bhd..................   9,700     15,513
    Petronas Chemicals Group Bhd..............................  28,200     58,280
    Petronas Dagangan Bhd.....................................  15,700    101,413
    Pos Malaysia Bhd..........................................  59,400     28,064
    PPB Group Bhd.............................................  17,200     76,390
    Press Metal Aluminium Holdings Bhd........................  29,200     30,866
    Public Bank Bhd...........................................  48,700    294,999
    RHB Bank Bhd..............................................  56,200     74,631
#*  Sapura Energy Bhd......................................... 297,600     19,341
    Scientex Bhd..............................................  29,900     64,334
    Serba Dinamik Holdings Bhd................................  60,400     54,814
    Sime Darby Plantation Bhd.................................  94,100    118,753
    Sime Darby Property Bhd................................... 151,100     42,537
    SKP Resources Bhd.........................................  42,600     13,780
    SP Setia Bhd Group........................................  93,100     58,569
    Sunway Construction Group Bhd.............................  31,100     11,872
    Supermax Corp. Bhd........................................  66,000     24,497
    Syarikat Takaful Malaysia Keluarga Bhd....................  19,800     20,406
    Taliworks Corp. Bhd.......................................  82,900     16,803
    Telekom Malaysia Bhd......................................  93,800     66,788
    TIME dotCom Bhd...........................................  10,800     21,317
    Top Glove Corp. Bhd.......................................  95,900    113,130
    Uchi Technologies Bhd.....................................  21,100     13,262
    UEM Sunrise Bhd........................................... 197,400     36,464
    UMW Holdings Bhd..........................................  25,100     35,829
    UOA Development Bhd.......................................  37,500     21,979
    ViTrox Corp. Bhd..........................................   7,600     12,457
    VS Industry Bhd...........................................  96,975     19,247
    WCT Holdings Bhd..........................................  71,000     14,057
    Westports Holdings Bhd....................................  61,700     56,128
    Yinson Holdings Bhd.......................................  44,300     44,434
    YTL Power International Bhd...............................  42,200      9,282
                                                                       ----------
TOTAL MALAYSIA................................................          4,428,678
                                                                       ----------
MEXICO -- (3.4%)
#   Alfa S.A.B. de C.V., Class A.............................. 292,556    369,171
*   Alpek S.A.B. de C.V.......................................  15,800     21,541
    Alsea S.A.B. de C.V.......................................  13,500     37,347
    America Movil S.A.B. de C.V., Sponsored ADR, Class L......  29,452    472,705
    America Movil S.A.B. de C.V., Series L.................... 313,327    252,172
    Arca Continental S.A.B. de C.V............................  23,201    134,615
#*  Axtel S.A.B. de C.V.......................................  44,948      7,005

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
MEXICO -- (Continued)
    Banco del Bajio SA...................................  62,994 $  131,442
    Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero..........................
    Santand, ADR.........................................  14,548    108,383
    Becle S.A.B. de C.V..................................  32,000     40,999
    Bolsa Mexicana de Valores S.A.B. de C.V..............  27,691     55,390
    Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR........   1,647    102,427
    Consorcio ARA S.A.B. de C.V., Series *...............  69,839     18,298
    Credito Real S.A.B. de C.V. SOFOM ER.................  16,839     17,339
    El Puerto de Liverpool S.A.B. de C.V.................   8,674     56,828
    Fomento Economico Mexicano S.A.B. de C.V.............  25,300    230,213
    Fomento Economico Mexicano S.A.B. de C.V., Sponsored
      ADR................................................     162     14,745
#*  Genomma Lab Internacional S.A.B. de C.V., Class B....  80,970     56,317
    Gentera S.A.B. de C.V................................  46,517     33,984
    Gruma S.A.B. de C.V., Class B........................  22,371    273,275
*   Grupo Aeromexico S.A.B. de C.V.......................  23,454     29,707
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V...  35,234    196,804
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.,
      Class B............................................  33,175    298,522
    Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR..   1,356    246,724
    Grupo Bimbo S.A.B. de C.V., Class A..................  49,400     97,781
    Grupo Carso S.A.B. de C.V., Series A1................   9,800     38,437
    Grupo Cementos de Chihuahua S.A.B. de C.V............   4,057     22,351
    Grupo Comercial Chedraui S.A. de C.V.................  34,280     66,526
    Grupo Elektra S.A.B. de C.V..........................     990     53,739
    Grupo Financiero Banorte S.A.B. de C.V...............  50,925    283,224
    Grupo Financiero Inbursa S.A.B. de C.V............... 106,665    154,122
    Grupo Herdez S.A.B. de C.V., Series *................  12,430     27,009
*   Grupo Hotelero Santa Fe S.A.B. de C.V................  20,895      8,272
    Grupo Industrial Saltillo S.A.B. de C.V..............   7,600      9,936
#   Grupo Televisa S.A.B., Series CPO.................... 132,090    331,084
*   Grupo Traxion S.A.B. de C.V..........................  23,250     14,967
#*  Industrias CH S.A.B. de C.V., Series B...............   4,763     20,113
    Industrias Penoles S.A.B. de C.V.....................   8,433    115,107
    Infraestructura Energetica Nova S.A.B. de C.V........  21,164     83,008
*   La Comer S.A.B. de C.V...............................  58,293     60,054
#   Megacable Holdings S.A.B. de C.V.....................  30,252    136,071
    Mexichem S.A.B. de C.V............................... 154,204    412,963
*   Minera Frisco S.A.B. de C.V., Class A1...............  17,000      4,401
    Nemak S.A.B. de C.V..................................  44,364     34,777
*   Organizacion Soriana S.A.B. de C.V., Class B.........  14,784     20,797
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V................................................  13,465    137,028
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V., Class L......................................   1,752     11,819
    Qualitas Controladora S.A.B. de C.V..................  23,198     57,491
    Regional S.A.B. de C.V...............................   7,562     40,016
*   Telesites S.A.B. de C.V..............................  78,886     49,380
    TV Azteca S.A.B. de C.V..............................  74,500      8,376
    Unifin Financiera S.A.B. de C.V. SOFOM ENR...........  13,744     30,748
    Wal-Mart de Mexico S.A.B. de C.V..................... 149,200    391,916
                                                                  ----------
TOTAL MEXICO.............................................          5,927,466
                                                                  ----------
PERU -- (0.2%)
    Credicorp, Ltd.......................................   1,451    352,274
    Grana y Montero SAA, Sponsored ADR...................   3,000      9,570
                                                                  ----------
TOTAL PERU...............................................            361,844
                                                                  ----------
PHILIPPINES -- (1.0%)
    8990 Holdings, Inc...................................  75,400     13,969
    Aboitiz Power Corp...................................  38,800     28,655
    Alliance Global Group, Inc........................... 266,200     70,025

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
PHILIPPINES -- (Continued)
    BDO Unibank, Inc.....................................  36,230 $   94,130
    Cebu Air, Inc........................................   8,460     14,293
    China Banking Corp...................................  20,300     10,979
    Cosco Capital, Inc................................... 269,100     38,145
    D&L Industries, Inc.................................. 380,700     82,877
*   DoubleDragon Properties Corp.........................  58,000     22,748
*   East West Banking Corp...............................  38,500      9,178
    Emperador, Inc.......................................  93,300     13,432
    Filinvest Land, Inc.................................. 738,000     21,121
    First Philippine Holdings Corp.......................  15,510     21,653
    Globe Telecom, Inc...................................     995     38,700
    Integrated Micro-Electronics, Inc....................  60,500     14,395
    International Container Terminal Services, Inc.......  38,030     79,097
    JG Summit Holdings, Inc..............................  68,870     85,625
    Jollibee Foods Corp..................................  12,340     74,942
    LT Group, Inc........................................ 140,700     41,928
    Manila Electric Co...................................   8,100     56,981
    Manila Water Co., Inc................................ 100,900     53,317
    Max's Group, Inc.....................................  52,200     12,318
    Megawide Construction Corp...........................  70,700     24,438
    Megaworld Corp....................................... 766,400     76,101
    Metropolitan Bank & Trust Co.........................  34,010     54,898
    Nickel Asia Corp..................................... 273,000     12,868
    Petron Corp.......................................... 260,200     37,357
*   Philippine National Bank.............................  18,200     15,724
    Philippine Seven Corp................................  11,040     25,743
    Pilipinas Shell Petroleum Corp.......................  29,400     27,128
#   PLDT, Inc., Sponsored ADR............................   3,200     79,392
    Premium Leisure Corp................................. 695,000     12,559
    Puregold Price Club, Inc.............................  56,500     49,365
    Rizal Commercial Banking Corp........................  14,000      6,981
    Robinsons Land Corp.................................. 168,000     71,095
    Robinsons Retail Holdings, Inc.......................  29,430     49,687
    San Miguel Corp......................................  21,390     67,858
    Security Bank Corp...................................   3,390     11,662
    SM Investments Corp..................................   4,020     76,687
    Union Bank Of Philippines............................   6,960      8,627
    Universal Robina Corp................................  21,570     61,346
    Vista Land & Lifescapes, Inc......................... 384,600     43,133
    Wilcon Depot, Inc....................................  67,600     17,826
                                                                  ----------
TOTAL PHILIPPINES........................................          1,728,983
                                                                  ----------
POLAND -- (1.4%)
*   Alior Bank SA........................................   6,414     99,346
    Amica SA.............................................     355     11,696
*   AmRest Holdings SE...................................   3,390     35,891
    Asseco Poland SA.....................................   8,239    106,328
    Bank Pekao SA........................................   3,224     95,950
*   Boryszew SA..........................................   7,832      9,910
    Budimex SA...........................................     360     10,462
    CCC SA...............................................   1,636     78,771
*   CD Projekt SA........................................   2,538    129,603
    Ciech SA.............................................   3,560     50,283
*   Cyfrowy Polsat SA....................................  17,427    111,033
*   Dino Polska SA.......................................   3,490     94,205
#   Eurocash SA..........................................   9,176     49,650
    Famur SA.............................................  16,930     22,693
*   Getin Noble Bank SA..................................  40,705      5,047
    Globe Trade Centre SA................................   8,928     22,312

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
POLAND -- (Continued)
    Grupa Kety SA........................................    103 $    9,446
    Grupa Lotos SA.......................................  8,816    220,419
    ING Bank Slaski SA...................................    531     27,310
    Inter Cars SA........................................    549     31,819
    Kernel Holding SA....................................  2,377     32,699
*   KGHM Polska Miedz SA................................. 10,455    265,235
    LC Corp. SA.......................................... 27,380     17,637
    LPP SA...............................................     99    222,479
    mBank SA.............................................    536     64,723
    Neuca SA.............................................    113      7,713
*   PKP Cargo SA.........................................  1,796     19,829
    Polski Koncern Naftowy Orlen S.A.....................  7,846    221,067
    Powszechna Kasa Oszczednosci Bank Polski SA.......... 14,962    159,047
    Powszechny Zaklad Ubezpieczen SA..................... 18,682    224,486
    Stalprodukt SA.......................................    127     11,279
*   VRG SA............................................... 10,526     10,862
    Warsaw Stock Exchange................................    910      9,791
                                                                 ----------
TOTAL POLAND.............................................         2,489,021
                                                                 ----------
RUSSIA -- (0.6%)
    Etalon Group P.L.C., GDR.............................  7,226     14,813
    Globaltrans Investment P.L.C., GDR...................  4,519     44,738
*   Lenta, Ltd...........................................  9,532     31,551
*   Mail.Ru Group, Ltd., GDR.............................  2,146     52,963
    PhosAgro PJSC, GDR...................................  2,605     35,517
    PhosAgro PJSC, GDR...................................  2,509     34,173
    Ros Agro P.L.C., GDR.................................  1,594     19,766
    Rostelecom PJSC, Sponsored ADR.......................  4,248     27,909
    Sberbank of Russia PJSC, Sponsored ADR............... 39,582    537,524
    TMK PJSC, GDR........................................  4,324     14,032
    VEON, Ltd., ADR...................................... 32,112     81,243
    VTB Bank PJSC, GDR................................... 49,518     62,640
    X5 Retail Group NV, GDR..............................  6,033    159,030
                                                                 ----------
TOTAL RUSSIA.............................................         1,115,899
                                                                 ----------
SOUTH AFRICA -- (5.3%)
*   Adcorp Holdings, Ltd.................................  8,686     13,056
    AECI, Ltd............................................ 10,973     73,539
    Alexander Forbes Group Holdings, Ltd................. 42,049     14,725
    Allied Electronics Corp., Ltd., Class A.............. 11,750     15,557
    Alviva Holdings, Ltd................................. 10,377     13,660
    Anglo American Platinum, Ltd.........................  1,573     75,928
    AngloGold Ashanti, Ltd............................... 18,915    266,765
    Aspen Pharmacare Holdings, Ltd.......................  4,057     44,596
    Barloworld, Ltd...................................... 20,368    186,676
    Bid Corp., Ltd....................................... 18,632    399,848
    Bidvest Group, Ltd. (The)............................ 31,886    489,041
*   Brait SE............................................. 20,397     43,209
    Cashbuild, Ltd.......................................  2,143     44,768
    Clicks Group, Ltd.................................... 20,960    311,671
    Clover Industries, Ltd...............................  8,398     12,529
    Coronation Fund Managers, Ltd........................ 10,597     33,036
*   DataTec, Ltd......................................... 27,261     59,895
    Dis-Chem Pharmacies, Ltd............................. 25,150     48,660
    Discovery, Ltd....................................... 18,226    219,104
    Distell Group Holdings, Ltd..........................  2,890     25,038
*   EOH Holdings, Ltd.................................... 10,913     21,807
*   Famous Brands, Ltd...................................  3,236     21,968

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH AFRICA -- (Continued)
    Foschini Group, Ltd. (The)...........................  13,214 $  169,279
    Gold Fields, Ltd., Sponsored ADR..................... 102,301    419,434
*   Grindrod Shipping Holdings, Ltd......................     466      3,100
    Hudaco Industries, Ltd...............................   2,296     25,143
*   Impala Platinum Holdings, Ltd........................  34,192    100,426
    Imperial Logistics, Ltd..............................   6,067     31,116
    Investec, Ltd........................................  14,248     93,912
    Invicta Holdings, Ltd................................   5,036     13,401
    Italtile, Ltd........................................  16,295     17,199
    KAP Industrial Holdings, Ltd.........................  89,924     58,235
    Kumba Iron Ore, Ltd..................................   5,462    140,594
    Lewis Group, Ltd.....................................   4,057     10,053
    Liberty Holdings, Ltd................................  12,640    102,129
    Massmart Holdings, Ltd...............................  12,426     86,591
    MiX Telematics, Ltd., Sponsored ADR..................   2,282     41,076
*   MMI Holdings, Ltd....................................  61,671     78,139
    Mondi, Ltd...........................................   9,987    248,341
    Mpact, Ltd...........................................   6,530     10,553
    Mr. Price Group, Ltd.................................  12,668    213,240
    MTN Group, Ltd....................................... 103,983    680,344
*   Nampak, Ltd..........................................  82,875     87,339
    Naspers, Ltd., Class N...............................   5,806  1,343,066
    NEPI Rockcastle P.L.C................................   9,736     92,055
*   Northam Platinum, Ltd................................   4,102     14,936
    Omnia Holdings, Ltd..................................   8,669     55,320
    Peregrine Holdings, Ltd..............................  11,936     16,463
    Pick n Pay Stores, Ltd...............................  28,120    147,405
    PSG Group, Ltd.......................................   5,358    101,608
    PSG Konsult, Ltd.....................................  13,836     11,155
    Raubex Group, Ltd....................................   6,707      9,431
    RCL Foods, Ltd.......................................  12,144     14,216
    Reunert, Ltd.........................................  15,171     80,550
    Sanlam, Ltd.......................................... 102,468    651,338
    Santam, Ltd..........................................   2,251     51,708
    Sappi, Ltd...........................................  29,694    175,421
    Shoprite Holdings, Ltd...............................  14,032    173,629
*   Sibanye Gold, Ltd....................................  84,960     73,842
    SPAR Group, Ltd. (The)...............................  24,556    370,536
    Transaction Capital, Ltd.............................  34,259     44,552
    Trencor, Ltd.........................................  20,319     44,839
    Truworths International, Ltd.........................  24,826    151,098
    Vodacom Group, Ltd...................................  17,759    161,596
    Wilson Bayly Holmes-Ovcon, Ltd.......................   5,383     56,634
    Woolworths Holdings, Ltd.............................  52,695    200,261
                                                                  ----------
TOTAL SOUTH AFRICA.......................................          9,106,379
                                                                  ----------
SOUTH KOREA -- (17.3%)
*   Able C&C Co., Ltd....................................   1,620     17,457
    Aekyung Petrochemical Co., Ltd.......................   1,438     11,626
    AfreecaTV Co., Ltd...................................     618     23,138
*   Agabang&Company......................................   3,403     12,427
    Ahnlab, Inc..........................................     316     14,300
*   AJ Rent A Car Co., Ltd...............................   1,064     11,334
    AK Holdings, Inc.....................................     507     23,295
    Amorepacific Corp....................................   1,001    163,702
    AMOREPACIFIC Group...................................   1,052     65,006
*   Amotech Co., Ltd.....................................     615     10,708
*   Ananti, Inc..........................................     879     20,295
*   Aprogen pharmaceuticals, Inc.........................   9,193     20,270

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
    ASIA Holdings Co., Ltd...............................    137 $ 15,465
    BGF Co., Ltd.........................................  1,887   13,486
    BGF retail Co., Ltd..................................    449   74,124
*   BH Co., Ltd..........................................  2,135   33,072
    Binggrae Co., Ltd....................................    314   19,356
    BNK Financial Group, Inc............................. 12,024   79,540
    Bukwang Pharmaceutical Co., Ltd......................  1,333   27,982
    Caregen Co., Ltd.....................................    272   17,157
    Cell Biotech Co., Ltd................................    476   12,149
*   Celltrion Pharm, Inc.................................    645   36,667
*   Celltrion, Inc.......................................  2,679  530,428
    Cheil Worldwide, Inc.................................  6,750  142,558
    Chong Kun Dang Pharmaceutical Corp...................    449   42,947
    Chongkundang Holdings Corp...........................    229   13,182
    CJ CGV Co., Ltd......................................  1,407   54,109
    CJ CheilJedang Corp..................................    664  204,680
    CJ Corp..............................................  1,271  138,016
    CJ ENM Co., Ltd......................................    774  147,949
    CJ Freshway Corp.....................................    376    9,882
    CJ Hello Co., Ltd....................................  2,930   27,102
*   CJ Logistics Corp....................................    335   50,658
    Com2uSCorp...........................................    731   75,397
    Cosmax BTI, Inc......................................  1,055   19,612
    Cosmax, Inc..........................................    710   80,661
    Coway Co., Ltd.......................................  3,458  260,604
    Cuckoo Holdings Co., Ltd.............................     87    9,790
    Dae Han Flour Mills Co., Ltd.........................     67   11,077
    Dae Hwa Pharmaceutical Co., Ltd......................  1,232   23,409
    Daeduck Electronics Co...............................  4,109   37,961
    Daelim Industrial Co., Ltd...........................  3,259  312,637
    Daesang Corp.........................................  1,447   32,844
    Daesang Holdings Co., Ltd............................  1,529   11,192
*   Daewoo Engineering & Construction Co., Ltd........... 18,452   86,269
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd....  2,886   96,549
    Daewoong Co., Ltd....................................  1,147   18,959
    Daewoong Pharmaceutical Co., Ltd.....................    119   20,770
    Daou Data Corp.......................................  1,733   15,630
    Daou Technology, Inc.................................  1,033   19,713
    Dawonsys Co., Ltd....................................  1,512   21,448
    DB Financial Investment Co., Ltd.....................  2,722   12,050
    DB Insurance Co., Ltd................................  5,622  351,094
    Dentium Co., Ltd.....................................    602   39,681
*   Deutsch Motors, Inc..................................  2,544   12,318
    DGB Financial Group, Inc.............................  6,873   53,681
*   DIO Corp.............................................    541   12,817
    Dong-A ST Co., Ltd...................................    208   18,916
    Dong-Ah Geological Engineering Co., Ltd..............  1,347   26,291
    Dongjin Semichem Co., Ltd............................  3,944   31,003
    DongKook Pharmaceutical Co., Ltd.....................    394   19,965
    Dongkuk Steel Mill Co., Ltd..........................  2,213   16,567
    Dongsuh Cos., Inc....................................    830   14,343
    Dongwon Development Co., Ltd.........................  1,809    6,925
    Dongwon F&B Co., Ltd.................................     70   17,007
    Dongwon Industries Co., Ltd..........................     73   15,492
    Doosan Bobcat, Inc...................................  2,410   72,076
    Doosan Corp..........................................    226   23,958
*   Doosan Heavy Industries & Construction Co., Ltd......  7,213   73,952
*   Doosan Infracore Co., Ltd............................ 19,463  152,159
    DoubleUGames Co., Ltd................................    722   36,400

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Douzone Bizon Co., Ltd...............................  1,566 $ 58,187
*   Duk San Neolux Co., Ltd..............................    835   12,903
    e Tec E&C, Ltd.......................................    158   13,146
    E1 Corp..............................................    364   19,886
*   Ecopro Co., Ltd......................................  1,951   57,416
    E-MART, Inc..........................................  1,097  189,488
    EM-Tech Co., Ltd.....................................  1,283   18,647
    Eo Technics Co., Ltd.................................    371   17,034
    Eugene Corp..........................................  4,389   29,635
    Eugene Technology Co., Ltd...........................  1,647   17,644
    F&F Co., Ltd.........................................    898   34,370
    Farmsco..............................................  1,528   11,505
    Fila Korea, Ltd......................................  3,086  132,619
*   Foosung Co., Ltd.....................................  2,219   16,557
*   Gamevil, Inc.........................................    271   13,573
    Golfzon Newdin Holdings Co., Ltd.....................  3,070   10,344
    Grand Korea Leisure Co., Ltd.........................  1,772   41,065
    Green Cross Corp.....................................    288   35,651
    Green Cross Holdings Corp............................    802   17,270
    GS Engineering & Construction Corp...................  6,795  288,022
    GS Holdings Corp.....................................  8,025  392,787
    GS Home Shopping, Inc................................    241   41,143
    GS Retail Co., Ltd...................................  1,361   44,089
    Gwangju Shinsegae Co., Ltd...........................     69   12,354
    Halla Holdings Corp..................................    747   29,385
    Han Kuk Carbon Co., Ltd..............................  1,902   13,192
    Hana Financial Group, Inc............................ 14,579  524,210
    Hana Tour Service, Inc...............................    520   33,194
*   Hanall Biopharma Co., Ltd............................    721   22,728
    Hancom, Inc..........................................  1,326   16,153
    Handsome Co., Ltd....................................    812   26,984
*   Hanjin Heavy Industries & Construction Co., Ltd......  6,203    6,968
    Hanjin Kal Corp......................................  1,428   35,620
    Hanjin Transportation Co., Ltd.......................    755   27,350
    Hankook Shell Oil Co., Ltd...........................    111   33,008
    Hanmi Pharm Co., Ltd.................................    186   72,779
    Hanmi Science Co., Ltd...............................    148    9,773
    Hanmi Semiconductor Co., Ltd.........................  2,096   15,088
    Hanon Systems........................................  6,897   79,633
    Hansae Co., Ltd......................................    586   10,792
    Hansol Chemical Co., Ltd.............................    664   50,736
    Hansol Holdings Co., Ltd.............................  2,647   11,930
    Hansol Paper Co., Ltd................................  1,220   18,870
*   Hansol Technics Co., Ltd.............................  1,953   13,200
    Hanssem Co., Ltd.....................................    324   20,909
*   Hanwha Chemical Corp.................................  9,037  183,295
    Hanwha General Insurance Co., Ltd....................  4,827   23,578
*   Hanwha Investment & Securities Co., Ltd.............. 11,659   25,451
    Hanwha Life Insurance Co., Ltd....................... 30,710  118,961
    HDC Holdings Co., Ltd................................  2,535   42,671
*   Heungkuk Fire & Marine Insurance Co., Ltd............  3,501   15,472
    Hite Jinro Co., Ltd..................................  2,075   31,581
    Hotel Shilla Co., Ltd................................  3,259  225,386
    HS Industries Co., Ltd...............................  2,849   16,188
    Huchems Fine Chemical Corp...........................  3,133   64,925
*   Hugel, Inc...........................................    108   32,518
*   Humax Co., Ltd.......................................  3,727   22,624
    Huons Co., Ltd.......................................    320   19,575
    Huons Global Co., Ltd................................    470   17,576

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Hy-Lok Corp..........................................    911 $ 15,972
*   Hyosung Advanced Materials Corp......................    106   10,949
*   Hyosung Chemical Corp................................     76    9,613
*   Hyosung Corp.........................................    525   33,181
*   Hyosung TNC Co., Ltd.................................    102   15,866
    Hyundai Construction Equipment Co., Ltd..............    958   47,702
    Hyundai Department Store Co., Ltd....................    526   45,281
    Hyundai Elevator Co., Ltd............................    988   99,321
    Hyundai Engineering & Construction Co., Ltd..........  2,872  161,380
    Hyundai Greenfood Co., Ltd...........................  3,769   46,640
*   Hyundai Heavy Industries Co., Ltd....................  1,191  149,046
*   Hyundai Heavy Industries Holdings Co., Ltd...........    413  133,683
    Hyundai Home Shopping Network Corp...................    657   60,859
    Hyundai Hy Communications & Networks Co., Ltd........  3,650   13,537
    Hyundai Livart Furniture Co., Ltd....................    957   16,971
    Hyundai Marine & Fire Insurance Co., Ltd.............  6,669  223,836
*   Hyundai Merchant Marine Co., Ltd.....................  5,519   19,897
    Hyundai Mipo Dockyard Co., Ltd.......................  1,056   59,839
    Hyundai Mobis Co., Ltd...............................  2,024  409,996
    Hyundai Motor Co.....................................  2,917  340,068
    Hyundai Motor Securities Co., Ltd....................  1,740   15,762
*   Hyundai Rotem Co., Ltd...............................  1,545   36,995
    Hyundai Steel Co.....................................  1,866   85,863
    Hyundai Wia Corp.....................................  1,456   57,287
    IHQ, Inc............................................. 11,736   20,032
*   Ilyang Pharmaceutical Co., Ltd.......................    595   15,682
    iMarketKorea, Inc....................................  1,656   11,940
    InBody Co., Ltd......................................  1,637   34,335
*   Industrial Bank of Korea............................. 12,152  155,656
    Innocean Worldwide, Inc..............................    390   24,693
*   Inscobee, Inc........................................  1,389    7,087
*   Interflex Co., Ltd...................................  2,338   24,125
    Interpark Holdings Corp.............................. 10,368   23,346
    INTOPS Co., Ltd......................................  2,082   27,772
    IS Dongseo Co., Ltd..................................    811   22,100
    i-SENS, Inc..........................................    790   17,790
    It's Hanbul Co., Ltd.................................    364    8,835
*   Jayjun Cosmetic Co., Ltd.............................  1,144   11,344
    JB Financial Group Co., Ltd..........................  6,665   37,292
    Jeju Air Co., Ltd....................................    696   20,540
    Jusung Engineering Co., Ltd..........................  2,213   13,085
*   JYP Entertainment Corp...............................  1,112   28,813
*   Kakao Corp...........................................    776   69,520
    Kangwon Land, Inc....................................  2,771   84,780
*   KB Financial Group, Inc..............................  5,603  240,746
*   KB Financial Group, Inc., ADR........................    434   18,536
    KC Co., Ltd..........................................    744    9,243
    KCC Corp.............................................    236   69,488
    KEC Corp............................................. 10,697   11,011
    KEPCO Engineering & Construction Co., Inc............  1,226   28,894
    KEPCO Plant Service & Engineering Co., Ltd...........  1,909   58,339
    Kginicis Co., Ltd....................................    966   12,822
    KGMobilians Co., Ltd.................................  2,100   14,965
    Kia Motors Corp......................................  7,609  248,800
    KISCO Corp...........................................  2,079   10,721
    KISWIRE, Ltd.........................................    376    8,635
    KIWOOM Securities Co., Ltd...........................    530   41,242
    Koh Young Technology, Inc............................    729   53,880
    Kolmar BNH Co., Ltd..................................    743   15,495

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Kolon Corp...........................................    491 $ 14,757
    Kolon Industries, Inc................................  2,059  110,141
*   Kolon Life Science, Inc..............................    273   17,532
    KoMiCo, Ltd..........................................    556   12,403
    Korea Electric Terminal Co., Ltd.....................    519   19,671
*   Korea Gas Corp.......................................  2,903  141,479
*   Korea Information & Communications Co., Ltd..........  1,156    9,512
    Korea Investment Holdings Co., Ltd...................  2,747  159,321
    Korea Kolmar Co., Ltd................................    790   47,942
    Korea Kolmar Holdings Co., Ltd.......................    495   13,819
    Korea Petrochemical Ind Co., Ltd.....................    364   55,649
    Korea United Pharm, Inc..............................  1,070   22,584
    Korea Zinc Co., Ltd..................................    247   97,813
    Korean Reinsurance Co................................  8,638   69,802
    Kortek Corp..........................................  1,790   23,477
    KT Skylife Co., Ltd..................................  1,859   18,913
*   KTB Investment & Securities Co., Ltd.................  4,113   12,211
    Kukdo Chemical Co., Ltd..............................    329   14,805
    Kumho Industrial Co., Ltd............................  1,383   16,278
    Kumho Petrochemical Co., Ltd.........................  1,594  129,280
*   Kumho Tire Co., Inc..................................  5,064   23,176
    Kwang Dong Pharmaceutical Co., Ltd...................  2,670   17,634
*   Kyeryong Construction Industrial Co., Ltd............  1,100   25,508
    Kyung Dong Navien Co., Ltd...........................    346   13,302
    L&F Co., Ltd.........................................  1,034   31,927
*   LB Semicon, Inc......................................  6,010   22,868
    LEENO Industrial, Inc................................    399   17,972
    LF Corp..............................................  2,025   45,051
    LG Chem, Ltd.........................................  1,425  472,735
    LG Corp..............................................  1,466  102,505
    LG Electronics, Inc..................................  7,120  427,359
    LG Hausys, Ltd.......................................    312   19,647
    LG Household & Health Care, Ltd......................    374  425,528
    LG Innotek Co., Ltd..................................  1,317  116,309
    LG Uplus Corp........................................  8,756  119,012
    LIG Nex1 Co., Ltd....................................    494   15,132
    Lock & Lock Co., Ltd.................................  1,032   18,555
    Lotte Chemical Corp..................................  1,103  298,333
    Lotte Chilsung Beverage Co., Ltd.....................     19   24,521
*   Lotte Corp...........................................    787   37,109
    LOTTE Fine Chemical Co., Ltd.........................  1,419   58,025
    Lotte Food Co., Ltd..................................     29   16,673
    LOTTE Himart Co., Ltd................................    771   35,113
    Lotte Non-Life Insurance Co., Ltd....................  9,229   22,367
    Lotte Shopping Co., Ltd..............................    379   66,852
    LS Corp..............................................  1,174   60,674
    LS Industrial Systems Co., Ltd.......................  1,272   60,168
*   Lumens Co., Ltd......................................  6,480   18,190
    LVMC Holdings........................................  8,113   19,819
    Macquarie Korea Infrastructure Fund.................. 13,401  118,998
*   Macrogen, Inc........................................    591   16,475
    Mando Corp...........................................  2,931   89,656
    Mcnex Co., Ltd.......................................    879   11,679
    Medy-Tox, Inc........................................    334  156,441
    Meerecompany, Inc....................................    197    9,977
    MegaStudyEdu Co., Ltd................................    892   25,719
    Meritz Financial Group, Inc..........................  3,360   37,387
    Meritz Fire & Marine Insurance Co., Ltd..............  7,390  147,537
    Meritz Securities Co., Ltd........................... 15,945   65,884

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------ ----------
SOUTH KOREA -- (Continued)
    Mirae Asset Daewoo Co., Ltd.......................... 27,321 $  187,301
    Mirae Asset Life Insurance Co., Ltd..................  9,130     39,897
    MK Electron Co., Ltd.................................  1,168      9,650
    Modetour Network, Inc................................    916     20,406
    Muhak Co., Ltd.......................................    888     10,988
    Namhae Chemical Corp.................................  2,155     27,325
    Namyang Dairy Products Co., Ltd......................     18     10,215
    Nasmedia Co., Ltd....................................    273      8,474
    NAVER Corp...........................................  5,822    713,693
    NCSoft Corp..........................................    965    406,345
    NeoPharm Co., Ltd....................................    561     22,517
*   Neowiz...............................................  1,979     22,905
    NEPES Corp...........................................  2,188     23,874
    Netmarble Corp.......................................    746     72,000
    Nexen Corp...........................................  2,355     12,607
    Nexen Tire Corp......................................  1,950     17,292
    NH Investment & Securities Co., Ltd..................  3,446     43,408
*   NHN Entertainment Corp...............................  1,418     75,586
    NHN KCP Corp.........................................  1,850     21,681
    Nice Information & Telecommunication, Inc............    921     16,272
    NICE Information Service Co., Ltd....................  3,610     33,387
    Nong Shim Holdings Co., Ltd..........................    274     19,886
    NongShim Co., Ltd....................................    164     41,234
    NS Shopping Co., Ltd.................................  2,380     29,022
*   NUTRIBIOTECH Co., Ltd................................  1,621     23,010
    OCI Co., Ltd.........................................    556     53,742
    Orange Life Insurance, Ltd...........................  1,308     35,315
    Orion Holdings Corp..................................  2,208     37,547
*   Osstem Implant Co., Ltd..............................    837     41,907
    Ottogi Corp..........................................     34     23,839
    Partron Co., Ltd.....................................  2,852     23,268
*   Pearl Abyss Corp.....................................    721    125,238
    POSCO Chemtech Co., Ltd..............................    852     45,748
    Posco ICT Co., Ltd...................................  2,974     15,422
*   Power Logics Co., Ltd................................  2,542     16,993
    PSK, Inc.............................................    891     10,911
    Pulmuone Co., Ltd....................................    189     14,438
*   Redrover Co., Ltd.................................... 12,390     21,138
    S&T Motiv Co., Ltd...................................  1,037     31,790
    S-1 Corp.............................................  1,254    115,873
    Sajo Industries Co., Ltd.............................    228     12,631
    Sam Chun Dang Pharm Co., Ltd.........................    604     24,771
    Sam Young Electronics Co., Ltd.......................  1,482     16,563
    Sam Yung Trading Co., Ltd............................    891     11,908
    Samjin Pharmaceutical Co., Ltd.......................    251      8,658
    Samkwang Glass Co., Ltd..............................    393     12,198
    Sammok S-Form Co., Ltd...............................  1,045     13,617
*   Samsung Biologics Co., Ltd...........................     76     27,429
    Samsung C&T Corp.....................................  1,850    200,154
    Samsung Card Co., Ltd................................  1,646     49,315
#   Samsung Electro-Mechanics Co., Ltd...................  2,125    207,963
    Samsung Electronics Co., Ltd., GDR...................     83     85,538
    Samsung Electronics Co., Ltd......................... 76,419  3,186,222
    Samsung Electronics Co., Ltd., GDR...................  2,251  2,316,279
*   Samsung Engineering Co., Ltd.........................  5,958     90,058
    Samsung Fire & Marine Insurance Co., Ltd.............  2,155    528,744
*   Samsung Heavy Industries Co., Ltd.................... 27,952    229,604
    Samsung Life Insurance Co., Ltd......................  2,313    183,914
*   Samsung Pharmaceutical Co., Ltd......................  7,394     18,293

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Samsung SDI Co., Ltd.................................    778 $157,046
    Samsung SDS Co., Ltd.................................  1,232  248,644
    Samsung Securities Co., Ltd..........................  4,268  128,841
    Samwha Capacitor Co., Ltd............................    256   15,145
    Samyang Foods Co., Ltd...............................    257   15,962
*   Sangsangin Co., Ltd..................................  2,285   36,031
*   SBW.................................................. 11,416   11,293
    Seah Besteel Corp....................................  2,272   36,312
*   SeAH Steel Corp......................................    130    7,874
    SeAH Steel Holdings Corp.............................    145    6,825
    Sebang Co., Ltd......................................    981   11,071
*   Seegene, Inc.........................................    702   11,992
*   Sejong Telecom, Inc.................................. 33,195   14,921
    Seohan Co., Ltd...................................... 13,295   24,964
    Seoul Semiconductor Co., Ltd.........................  2,406   51,515
    SFA Engineering Corp.................................  1,121   41,359
*   SFA Semicon Co., Ltd.................................  2,886    4,238
*   Shinhan Financial Group Co., Ltd.....................  9,696  375,023
    Shinsegae Food Co., Ltd..............................    268   21,768
    Shinsegae International, Inc.........................    101   19,696
    Shinsegae, Inc.......................................    584  139,460
*   Shinsung E&G Co., Ltd................................ 13,700   14,029
    Shinyoung Securities Co., Ltd........................    258   13,798
    Silicon Works Co., Ltd...............................    347   12,074
    Silla Co., Ltd.......................................    817   10,290
    SIMMTECH Co., Ltd....................................  2,363   15,760
    Sindoh Co., Ltd......................................    268   11,558
    SK Bioland Co., Ltd..................................    797   11,229
    SK D&D Co., Ltd......................................    555   14,796
    SK Discovery Co., Ltd................................  1,849   48,227
    SK Gas, Ltd..........................................    261   19,348
    SK Hynix, Inc........................................ 11,987  801,567
    SK Innovation Co., Ltd...............................  2,856  484,801
    SK Materials Co., Ltd................................    157   22,034
*   SK Securities Co., Ltd............................... 25,631   17,173
    SK Telecom Co., Ltd., Sponsored ADR..................  2,790   70,838
    SKC Co., Ltd.........................................  2,118   73,975
*   SKC Solmics Co., Ltd.................................  6,466   20,080
*   SKCKOLONPI, Inc......................................  1,366   42,698
    SL Corp..............................................    630   11,449
*   SM Entertainment Co..................................    515   22,322
    S-Oil Corp...........................................  1,969  185,404
*   Solid, Inc...........................................  7,191   20,288
    Songwon Industrial Co., Ltd..........................    808   16,057
    Soulbrain Co., Ltd...................................  1,083   49,629
    SPC Samlip Co., Ltd..................................    184   19,385
*   Ssangyong Motor Co...................................  4,748   21,192
    Sung Kwang Bend Co., Ltd.............................  1,873   20,189
    Sungwoo Hitech Co., Ltd..............................  4,058   15,036
*   Synopex, Inc.........................................  5,962   19,097
    Taekwang Industrial Co., Ltd.........................     40   48,853
*   Taewoong Co., Ltd....................................  1,299   13,257
    Taeyoung Engineering & Construction Co., Ltd.........  3,074   36,987
    TechWing, Inc........................................  1,557   13,853
    Tera Semicon Co., Ltd................................  1,155   17,949
    TES Co., Ltd.........................................    818   10,175
    TK Corp..............................................  1,739   19,847
    Tokai Carbon Korea Co., Ltd..........................    300   14,602
    Tongyang Life Insurance Co., Ltd.....................  7,227   31,972

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SOUTH KOREA -- (Continued)
    Tongyang, Inc........................................  10,249 $    18,654
*   Toptec Co., Ltd......................................     793       7,869
    Tovis Co., Ltd.......................................   1,760      11,166
    Unid Co., Ltd........................................     228       9,654
    Union Semiconductor Equipment & Materials Co., Ltd...   7,940      32,023
    UniTest, Inc.........................................   1,273      16,644
    Value Added Technology Co., Ltd......................   1,700      35,511
    Viatron Technologies, Inc............................   2,400      23,722
    Vieworks Co., Ltd....................................     627      19,376
*   Webzen, Inc..........................................   1,970      35,774
    WeMade Entertainment Co., Ltd........................     992      34,007
    Whanin Pharmaceutical Co., Ltd.......................   1,000      17,454
    WiSoL Co., Ltd.......................................   1,664      23,570
*   Wonik Holdings Co., Ltd..............................   3,176      12,066
    WONIK IPS Co., Ltd...................................   1,928      39,905
*   Wonik Materials Co., Ltd.............................   1,057      21,689
*   Wonik QnC Corp.......................................   2,491      28,335
*   Woori Bank...........................................   2,968      39,969
    Woori Financial Group, Inc...........................   2,447      98,859
    Woory Industrial Co., Ltd............................     676      21,151
    Y G-1 Co., Ltd.......................................     886       8,877
    YG Entertainment, Inc................................     517      20,287
    Youlchon Chemical Co., Ltd...........................   1,226      16,530
*   Youngone Corp........................................   1,543      48,084
    Youngone Holdings Co., Ltd...........................     281      15,596
*   Yuanta Securities Korea Co., Ltd.....................   5,538      17,127
    Yuhan Corp...........................................     530     113,467
                                                                  -----------
TOTAL SOUTH KOREA........................................          29,838,423
                                                                  -----------
TAIWAN -- (16.2%)
    Ability Enterprise Co., Ltd..........................  47,000      21,268
    Ability Opto-Electronics Technology Co., Ltd.........  10,000      15,858
    AcBel Polytech, Inc..................................  31,000      20,555
    Accton Technology Corp...............................  36,000     129,563
    Acer, Inc............................................ 293,000     191,030
    Acter Co., Ltd.......................................   3,450      19,706
    Actron Technology Corp...............................   7,000      25,148
    A-DATA Technology Co., Ltd...........................  27,000      36,550
    Advanced Ceramic X Corp..............................   5,000      40,634
    Advanced International Multitech Co., Ltd............  14,000      17,133
    Advanced Wireless Semiconductor Co...................  11,000      15,799
    Advancetek Enterprise Co., Ltd.......................   8,000       4,038
    Advantech Co., Ltd...................................  19,000     143,276
    Aerospace Industrial Development Corp................  36,000      39,954
    Airtac International Group...........................  10,000     117,943
    Alchip Technologies, Ltd.............................   5,000      13,041
*   ALI Corp.............................................  56,000      21,141
    Alpha Networks, Inc..................................  33,000      19,470
    Altek Corp...........................................  18,000      15,691
    Amazing Microelectronic Corp.........................  10,000      23,512
*   AmTRAN Technology Co., Ltd...........................  90,000      34,391
    Anpec Electronics Corp...............................   5,000      10,639
    APCB, Inc............................................  16,000      13,971
*   Apex International Co., Ltd..........................  23,000      33,314
    Arcadyan Technology Corp.............................  13,000      40,873
    Ardentec Corp........................................  24,000      23,688
    ASE Technology Holding Co., Ltd., ADR................   9,375      37,406
    Asia Optical Co., Inc................................  19,000      46,640
*   Asia Pacific Telecom Co., Ltd........................ 150,000      34,762

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
TAIWAN -- (Continued)
    Asia Polymer Corp....................................  35,310 $ 15,808
    Asia Vital Components Co., Ltd.......................  38,000   31,461
    ASMedia Technology, Inc..............................   2,000   40,409
    ASPEED Technology, Inc...............................   1,000   20,705
    Asustek Computer, Inc................................  42,000  327,401
    Aten International Co., Ltd..........................   7,000   21,442
    Aurora Corp..........................................   4,000   11,686
    Bank of Kaohsiung Co., Ltd...........................  41,480   12,938
    Basso Industry Corp..................................  10,000   15,844
    BES Engineering Corp................................. 146,000   35,256
    Bioteque Corp........................................   4,000   13,402
    Bizlink Holding, Inc.................................   6,000   35,847
    Brighton-Best International Taiwan, Inc..............  19,000   22,597
    C Sun Manufacturing, Ltd.............................  25,000   22,678
    Capital Securities Corp.............................. 111,060   33,339
    Career Technology MFG. Co., Ltd......................  16,000   14,216
    Casetek Holdings, Ltd................................   8,000   12,943
    Catcher Technology Co., Ltd..........................  66,000  508,071
    Cathay Financial Holding Co., Ltd.................... 279,000  401,223
    Cathay Real Estate Development Co., Ltd..............  90,000   61,184
    Center Laboratories, Inc.............................  11,531   30,903
    Chailease Holding Co., Ltd...........................  49,520  184,954
    Chang Hwa Commercial Bank, Ltd....................... 115,440   67,662
    Chang Wah Electromaterials, Inc......................   4,000   17,233
    Chang Wah Technology Co., Ltd........................   2,000   17,113
    Chaun-Choung Technology Corp.........................   3,000   13,851
    CHC Healthcare Group.................................  11,000   11,392
    Chen Full International Co., Ltd.....................  13,000   15,656
    Cheng Loong Corp.....................................  72,000   46,166
*   Cheng Mei Materials Technology Corp..................  62,000   25,341
    Cheng Uei Precision Industry Co., Ltd................  46,000   36,337
    Chicony Electronics Co., Ltd.........................  68,185  150,463
    Chicony Power Technology Co., Ltd....................  11,055   16,977
    Chieftek Precision Co., Ltd..........................   8,000   23,667
    Chilisin Electronics Corp............................  12,979   35,847
    China Bills Finance Corp.............................  44,000   19,960
    China Development Financial Holding Corp............. 433,000  142,230
    China General Plastics Corp..........................  21,630   16,701
    China Life Insurance Co., Ltd........................ 172,820  157,455
    China Man-Made Fiber Corp............................  74,550   24,081
    China Metal Products.................................  14,000   17,391
    China Motor Corp.....................................  71,000   55,515
*   China Petrochemical Development Corp................. 110,000   38,736
    China Steel Chemical Corp............................  15,000   66,809
    Chin-Poon Industrial Co., Ltd........................  27,000   33,022
    Chipbond Technology Corp.............................  47,000  104,437
    ChipMOS Technologies, Inc., ADR......................   1,190   19,764
    Chlitina Holding, Ltd................................   6,000   57,560
    Chong Hong Construction Co., Ltd.....................  14,000   38,806
    Chroma ATE, Inc......................................  40,000  160,867
    Chung Hsin Electric & Machinery Manufacturing Corp...  32,000   20,800
*   Chung Hung Steel Corp................................  57,000   22,016
    Chunghwa Telecom Co., Ltd., Sponsored ADR............   4,127  144,858
    Clevo Co.............................................  43,000   41,407
*   CMC Magnetics Corp................................... 174,000   39,823
    Compal Electronics, Inc.............................. 475,000  284,848
    Compeq Manufacturing Co., Ltd........................  95,000   65,435
    Concraft Holding Co., Ltd............................   3,300   12,909
    Continental Holdings Corp............................  41,000   19,561

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
TAIWAN -- (Continued)
    Coretronic Corp......................................  44,000 $ 65,964
    Co-Tech Development Corp.............................  25,000   24,849
*   CSBC Corp. Taiwan....................................  22,750   19,614
    CTBC Financial Holding Co., Ltd...................... 365,000  248,544
    CTCI Corp............................................  39,000   59,912
    Cub Elecparts, Inc...................................   5,259   48,065
    Cyberlink Corp.......................................   7,000   15,921
    CyberPower Systems, Inc..............................   2,000    5,180
    CyberTAN Technology, Inc.............................  35,000   17,508
    DA CIN Construction Co., Ltd.........................  35,000   23,157
    Darfon Electronics Corp..............................  21,000   31,021
    Darwin Precisions Corp...............................  41,000   23,345
    Delta Electronics, Inc...............................  55,000  274,822
    Depo Auto Parts Ind Co., Ltd.........................   8,000   18,096
*   D-Link Corp..........................................  57,000   23,078
    Dynapack International Technology Corp...............  11,000   16,989
    E Ink Holdings, Inc..................................  54,000   57,852
    E.Sun Financial Holding Co., Ltd..................... 257,697  180,620
    Eastern Media International Corp.....................  51,000   22,290
    Eclat Textile Co., Ltd...............................  14,000  160,901
    Egis Technology, Inc.................................   7,000   47,098
    Elan Microelectronics Corp...........................  18,100   51,061
    E-LIFE MALL Corp.....................................   6,000   12,504
    Elite Advanced Laser Corp............................  15,600   34,065
    Elite Material Co., Ltd..............................  26,000   69,286
    Elite Semiconductor Memory Technology, Inc...........  15,000   16,153
    Elitegroup Computer Systems Co., Ltd.................  37,000   15,047
    eMemory Technology, Inc..............................   5,000   48,429
    Ennoconn Corp........................................   2,000   16,707
    EnTie Commercial Bank Co., Ltd.......................  22,000    9,442
    Epistar Corp.........................................  54,000   46,859
    Eternal Materials Co., Ltd...........................  84,920   69,385
*   Everest Textile Co., Ltd.............................  29,000   10,835
    Evergreen International Storage & Transport Corp.....  32,000   14,115
    Everlight Chemical Industrial Corp...................  49,000   26,061
    Everlight Electronics Co., Ltd.......................  37,000   37,145
    Excelsior Medical Co., Ltd...........................  15,000   23,730
    Far Eastern Department Stores, Ltd...................  55,000   29,554
    Far Eastern International Bank....................... 102,002   35,121
    Far Eastern New Century Corp......................... 171,000  167,844
    Far EasTone Telecommunications Co., Ltd..............  44,000  103,269
    Faraday Technology Corp..............................  17,000   24,611
    Farglory Land Development Co., Ltd...................  41,000   50,127
*   Federal Corp.........................................  34,000   12,069
    Feng Hsin Steel Co., Ltd.............................  17,000   32,388
    First Financial Holding Co., Ltd..................... 179,960  120,004
*   First Steamship Co., Ltd.............................  49,000   17,200
    FLEXium Interconnect, Inc............................  25,000   62,367
    Flytech Technology Co., Ltd..........................   9,000   21,547
    FocalTech Systems Co., Ltd...........................  34,000   25,557
    Formosa Advanced Technologies Co., Ltd...............  10,000   10,954
    Formosa Chemicals & Fibre Corp.......................  36,000  125,285
    Formosa Plastics Corp................................  32,000  107,088
    Formosa Sumco Technology Corp........................   6,000   24,844
    Foxconn Technology Co., Ltd..........................  42,000   81,963
    Foxsemicon Integrated Technology, Inc................   8,150   37,817
    Fubon Financial Holding Co., Ltd..................... 250,000  366,559
    Fulgent Sun International Holding Co., Ltd...........  10,307   20,002
    Fulltech Fiber Glass Corp............................  18,000    9,525

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
TAIWAN -- (Continued)
    Gallant Precision Machining Co., Ltd.................  30,000 $ 22,604
    Gamania Digital Entertainment Co., Ltd...............   6,000   15,239
    GCS Holdings, Inc....................................   4,000    7,173
    GEM Services, Inc....................................   1,000    2,260
    Gemtek Technology Corp...............................  24,000   19,599
    General Interface Solution Holding, Ltd..............  15,000   52,709
    Genesys Logic, Inc...................................  14,000   16,095
    Genius Electronic Optical Co., Ltd...................   2,000   15,363
    Getac Technology Corp................................  33,000   49,639
    Giant Manufacturing Co., Ltd.........................  29,000  145,497
    Giantplus Technology Co., Ltd........................  35,000   11,032
    Gigabyte Technology Co., Ltd.........................  68,000   90,801
*   Gigastorage Corp.....................................  31,000    8,018
    Ginko International Co., Ltd.........................   3,000   22,961
    Global Brands Manufacture, Ltd.......................  54,000   23,332
    Global Mixed Mode Technology, Inc....................   6,000   12,760
    Global PMX Co., Ltd..................................   4,000   17,026
    Global Unichip Corp..................................   5,000   33,775
    Globalwafers Co., Ltd................................  13,000  128,553
    Globe Union Industrial Corp..........................  27,000   14,895
    Gloria Material Technology Corp......................  34,000   20,675
*   Gold Circuit Electronics, Ltd........................  35,000   15,379
    Goldsun Building Materials Co., Ltd..................  98,000   27,944
    Gourmet Master Co., Ltd..............................   6,208   43,631
    Grand Pacific Petrochemical..........................  80,000   65,780
    Grape King Bio, Ltd..................................   6,000   40,822
    Great China Metal Industry...........................  17,000   13,739
    Great Wall Enterprise Co., Ltd.......................  68,150   77,719
    Greatek Electronics, Inc.............................  12,000   16,042
    Hannstar Board Corp..................................  36,000   28,712
    HannStar Display Corp................................ 145,000   32,707
*   HannsTouch Solution, Inc.............................  83,000   21,919
    Hey Song Corp........................................  12,000   11,717
    Highwealth Construction Corp.........................  61,000   96,152
    HIM International Music, Inc.........................   5,000   17,848
    Hiroca Holdings, Ltd.................................   7,000   17,669
    Hitron Technology, Inc...............................  27,080   19,041
    Hiwin Technologies Corp..............................  20,514  166,211
    Ho Tung Chemical Corp................................  46,000    9,752
    Holtek Semiconductor, Inc............................   9,000   21,116
    Holy Stone Enterprise Co., Ltd.......................  11,000   41,540
    Hon Hai Precision Industry Co., Ltd.................. 330,600  766,306
    Hon Hai Precision Industry Co., Ltd., GDR............   4,692   21,138
    Hota Industrial Manufacturing Co., Ltd...............  16,000   63,886
    Hotai Motor Co., Ltd.................................  11,000  106,507
    Hu Lane Associate, Inc...............................   5,000   14,736
    Hua Nan Financial Holdings Co., Ltd.................. 206,200  124,567
    Huaku Development Co., Ltd...........................  23,000   54,153
    Huang Hsiang Construction Corp.......................  13,000   11,091
    Hung Sheng Construction, Ltd.........................  46,800   43,243
    Ibase Technology, Inc................................  17,000   22,597
*   Ichia Technologies, Inc..............................  23,000   10,271
    IEI Integration Corp.................................  11,700   13,629
    Innodisk Corp........................................   5,147   18,099
    International CSRC Investment Holdings Co............  84,885  121,226
    International Games System Co., Ltd..................   9,000   45,859
    Inventec Corp........................................ 277,000  216,274
    Iron Force Industrial Co., Ltd.......................   8,000   22,299
    ITE Technology, Inc..................................  14,000   15,465

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
TAIWAN -- (Continued)
    ITEQ Corp............................................  23,000 $ 46,544
    Jarllytec Co., Ltd...................................   7,000   15,313
    Jentech Precision Industrial Co., Ltd................   9,000   25,222
    Jih Lin Technology Co., Ltd..........................   6,000   13,485
    Jih Sun Financial Holdings Co., Ltd.................. 112,502   33,347
    KEE TAI Properties Co., Ltd..........................  31,000   12,372
    Kenda Rubber Industrial Co., Ltd.....................  22,000   21,519
    Kindom Construction Corp.............................  31,000   21,120
    King Slide Works Co., Ltd............................   2,000   22,423
    Kingpak Technology, Inc..............................   3,000   18,438
    King's Town Bank Co., Ltd............................  73,000   70,082
    Kinik Co.............................................   9,000   16,975
    Kinpo Electronics.................................... 102,000   37,336
    Kinsus Interconnect Technology Corp..................  12,000   17,718
    KMC Kuei Meng International, Inc.....................   5,250   17,156
    KS Terminals, Inc....................................  12,000   17,589
    Kung Long Batteries Industrial Co., Ltd..............   3,000   15,407
*   Kuo Toong International Co., Ltd.....................  18,000   13,472
    Kuoyang Construction Co., Ltd........................  40,000   15,585
    L&K Engineering Co., Ltd.............................  21,000   18,059
    Land Mark Optoelectronics Corp.......................   4,000   34,836
    Lanner Electronics, Inc..............................   9,000   17,747
    Largan Precision Co., Ltd............................   4,000  508,593
    Lealea Enterprise Co., Ltd...........................  61,000   20,126
    Lelon Electronics Corp...............................  18,000   23,998
    Lextar Electronics Corp..............................  28,000   16,163
    Lien Hwa Industrial Corp.............................  38,800   38,394
    Lingsen Precision Industries, Ltd....................  37,000   11,113
    Lite-On Semiconductor Corp...........................  11,000   10,650
    Lite-On Technology Corp.............................. 142,000  212,041
    Long Bon International Co., Ltd......................  20,000   11,326
    Long Chen Paper Co., Ltd.............................  58,000   29,137
    Lotes Co., Ltd.......................................   7,256   51,485
    Lumax International Corp., Ltd.......................   8,000   17,218
    Lung Yen Life Service Corp...........................  10,000   19,187
    Macauto Industrial Co., Ltd..........................   5,000   14,414
    Machvision, Inc......................................   2,000   27,693
    Makalot Industrial Co., Ltd..........................  15,000   94,104
    Materials Analysis Technology, Inc...................   8,000   17,494
    MediaTek, Inc........................................  63,000  510,485
    Mega Financial Holding Co., Ltd...................... 316,000  275,861
    Mercuries & Associates Holding, Ltd..................  54,200   30,660
*   Mercuries Life Insurance Co., Ltd....................  88,877   32,273
    Merida Industry Co., Ltd.............................  10,000   49,708
    Merry Electronics Co., Ltd...........................  18,193   95,446
*   Microbio Co., Ltd....................................  70,000   33,644
    Micro-Star International Co., Ltd....................  73,000  180,234
    Mirle Automation Corp................................  16,000   21,570
    Mitac Holdings Corp..................................  57,840   52,631
    momo.com, Inc........................................   7,000   52,241
*   Motech Industries, Inc...............................  92,000   27,291
    MPI Corp.............................................   9,000   18,944
    Nak Sealing Technologies Corp........................  10,000   22,995
    Namchow Holdings Co., Ltd............................  15,000   27,483
    Nan Kang Rubber Tire Co., Ltd........................  15,000   12,946
    Nan Ya Plastics Corp.................................  98,000  244,870
    Nantex Industry Co., Ltd.............................  25,200   24,229
    Nanya Technology Corp................................  45,000   91,390
    Nichidenbo Corp......................................  16,000   28,088

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
TAIWAN -- (Continued)
    Novatek Microelectronics Corp........................  82,000 $430,789
    O-Bank Co., Ltd......................................  76,000   19,414
    On-Bright Electronics, Inc...........................   3,000   17,143
    OptoTech Corp........................................  30,000   18,187
*   Orient Semiconductor Electronics, Ltd................  41,000   16,415
    Oriental Union Chemical Corp.........................  52,000   45,067
*   Pan Jit International, Inc...........................  41,000   39,723
    Pan-International Industrial Corp....................  30,000   18,919
    Parade Technologies, Ltd.............................   4,000   66,392
    Pegatron Corp........................................ 119,000  203,274
*   PharmaEssentia Corp..................................   5,000   28,758
    Pharmally International Holding Co., Ltd.............   2,000   11,419
    Phison Electronics Corp..............................  18,000  149,341
    Pixart Imaging, Inc..................................   9,000   27,513
    Polytronics Technology Corp..........................   9,000   16,680
    Posiflex Technology, Inc.............................   3,000   10,477
    Pou Chen Corp........................................ 100,000  121,279
    Powertech Technology, Inc............................  70,000  164,332
    Poya International Co., Ltd..........................   3,000   30,466
    President Chain Store Corp...........................  32,000  339,884
    President Securities Corp............................  70,000   30,309
    Primax Electronics, Ltd..............................  36,000   60,362
    Prince Housing & Development Corp.................... 113,000   40,037
    Prosperity Dielectrics Co., Ltd......................   9,000   18,974
    Qisda Corp........................................... 122,000   78,767
    QST International Corp...............................   6,000   15,846
    Quang Viet Enterprise Co., Ltd.......................   3,000   11,554
    Quanta Computer, Inc.................................  86,000  158,476
    Quanta Storage, Inc..................................  24,000   24,226
    Radiant Opto-Electronics Corp........................  24,000   68,861
    Rafael Microelectronics, Inc.........................   3,000   14,662
    Realtek Semiconductor Corp...........................  30,000  164,404
    Rechi Precision Co., Ltd.............................  31,000   26,986
    Rich Development Co., Ltd............................  64,000   19,005
*   Roo Hsing Co., Ltd...................................  63,000   30,254
    Ruentex Development Co., Ltd.........................  51,400   78,686
    Ruentex Industries, Ltd..............................  34,600   93,402
    Run Long Construction Co., Ltd.......................  11,000   20,539
    Samebest Co., Ltd....................................   3,000   14,111
    Sampo Corp...........................................  36,800   17,137
    San Fang Chemical Industry Co., Ltd..................  15,000   11,888
    San Shing Fastech Corp...............................   7,000   12,064
    Sanyang Motor Co., Ltd...............................  30,000   19,815
    SDI Corp.............................................   8,000   19,930
    Senao Networks, Inc..................................   7,000   24,423
    Sercomm Corp.........................................  21,000   44,459
    Shihlin Electric & Engineering Corp..................  16,000   21,114
    Shin Kong Financial Holding Co., Ltd................. 564,521  162,156
    Shin Zu Shing Co., Ltd...............................   8,000   23,507
*   Shining Building Business Co., Ltd...................  55,650   18,901
    Shinkong Insurance Co., Ltd..........................  11,000   12,848
    Shinkong Synthetic Fibers Corp....................... 118,000   45,779
    Sigurd Microelectronics Corp.........................  32,000   29,984
    Silergy Corp.........................................   5,000   75,653
*   Silicon Integrated Systems Corp......................  51,000   15,018
    Simplo Technology Co., Ltd...........................  23,000  168,877
    Sinbon Electronics Co., Ltd..........................  12,000   33,594
    Sinher Technology, Inc...............................  11,000   17,245
    Sino-American Silicon Products, Inc..................  45,000   99,003

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
TAIWAN -- (Continued)
    SinoPac Financial Holdings Co., Ltd.................. 354,080 $  120,817
    Sinyi Realty Co......................................  16,965     17,321
    Sirtec International Co., Ltd........................   7,200      5,855
    Sitronix Technology Corp.............................  14,000     51,279
    Soft-World International Corp........................   5,000     11,354
*   Solar Applied Materials Technology Co................  36,000     22,665
    Sonix Technology Co., Ltd............................  14,000     13,154
    Sporton International, Inc...........................   5,050     27,371
    St Shine Optical Co., Ltd............................   4,000     75,045
    Standard Foods Corp..................................  44,000     72,035
    Stark Technology, Inc................................  18,000     24,217
    Sunny Friend Environmental Technology Co., Ltd.......   3,000     24,418
    Sunonwealth Electric Machine Industry Co., Ltd.......  22,000     27,396
    Sunplus Technology Co., Ltd..........................  43,000     16,495
    Sunspring Metal Corp.................................  14,000     14,760
    Supreme Electronics Co., Ltd.........................  34,000     32,829
    Syncmold Enterprise Corp.............................   7,500     17,086
    Synnex Technology International Corp................. 126,000    157,448
    Systex Corp..........................................  10,000     21,170
    TA Chen Stainless Pipe............................... 136,910    199,308
    Ta Ya Electric Wire & Cable..........................  49,000     16,524
    TA-I Technology Co., Ltd.............................  13,000     22,908
    Taichung Commercial Bank Co., Ltd.................... 130,175     44,756
    TaiDoc Technology Corp...............................   4,000     24,233
    Taiflex Scientific Co., Ltd..........................  15,000     18,162
*   TaiMed Biologics, Inc................................  10,000     56,393
    Tainan Spinning Co., Ltd.............................  77,000     30,408
    Taishin Financial Holding Co., Ltd................... 261,000    116,412
    Taisun Enterprise Co., Ltd...........................  33,000     19,232
    Taiwan Business Bank................................. 136,960     49,734
    Taiwan Cement Corp................................... 120,800    149,720
    Taiwan Chinsan Electronic Industrial Co., Ltd........  10,000     12,253
    Taiwan Cogeneration Corp.............................  25,000     20,961
    Taiwan Cooperative Financial Holding Co., Ltd........ 300,430    182,214
    Taiwan Fertilizer Co., Ltd...........................  77,000    109,435
    Taiwan FU Hsing Industrial Co., Ltd..................  10,000     11,502
    Taiwan Glass Industry Corp...........................  70,000     30,112
    Taiwan High Speed Rail Corp..........................  65,000     66,550
    Taiwan Hon Chuan Enterprise Co., Ltd.................  25,000     40,794
*   Taiwan Land Development Corp.........................  51,000     13,731
    Taiwan Mobile Co., Ltd...............................  42,000    150,087
    Taiwan Navigation Co., Ltd...........................  38,000     22,027
    Taiwan Paiho, Ltd....................................  16,000     36,584
    Taiwan PCB Techvest Co., Ltd.........................  17,000     17,031
    Taiwan Sakura Corp...................................  19,000     23,658
    Taiwan Secom Co., Ltd................................  23,000     64,937
    Taiwan Semiconductor Co., Ltd........................  22,000     41,282
    Taiwan Semiconductor Manufacturing Co., Ltd.,
      Sponsored ADR......................................  77,029  2,897,831
    Taiwan Shin Kong Security Co., Ltd...................  12,000     14,891
    Taiwan Styrene Monomer...............................  54,000     42,919
    Taiwan Surface Mounting Technology Corp..............  25,000     38,171
    Taiwan TEA Corp......................................  63,000     32,614
    Taiwan Union Technology Corp.........................  15,000     47,457
*   Tatung Co., Ltd......................................  90,000     80,347
    TCI Co., Ltd.........................................   6,597     96,938
    Teco Electric and Machinery Co., Ltd................. 170,000    103,739
    Test Research, Inc...................................   7,000     11,202
    Test-Rite International Co., Ltd.....................  15,000     11,016
    Thinking Electronic Industrial Co., Ltd..............   8,000     20,667

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
TAIWAN -- (Continued)
    Ton Yi Industrial Corp...............................  96,000 $ 40,796
    Tong Hsing Electronic Industries, Ltd................  12,000   44,104
    Tong Yang Industry Co., Ltd..........................  26,000   33,311
    TOPBI International Holdings, Ltd....................   8,000   21,058
    Topco Scientific Co., Ltd............................   8,000   18,726
    Topkey Corp..........................................   6,000   26,498
    Topoint Technology Co., Ltd..........................  17,000   10,278
    Toung Loong Textile Manufacturing....................  13,000   16,165
    TPK Holding Co., Ltd.................................  23,000   38,839
    Transcend Information, Inc...........................   8,000   17,428
    TSC Auto ID Technology Co., Ltd......................   3,000   23,457
*   TSEC Corp............................................  53,000   11,332
    TSRC Corp............................................  31,000   28,468
    Ttet Union Corp......................................   2,000    6,528
    TTY Biopharm Co., Ltd................................  11,000   28,886
    Tung Ho Steel Enterprise Corp........................  64,000   41,271
    Tung Thih Electronic Co., Ltd........................   5,000   10,541
    TURVO International Co., Ltd.........................  10,000   24,221
    TXC Corp.............................................  15,000   16,629
    TYC Brother Industrial Co., Ltd......................  22,000   17,417
*   Tycoons Group Enterprise.............................  89,000   20,102
    Tyntek Corp..........................................  45,000   25,656
    Unimicron Technology Corp............................  62,000   46,386
    Union Bank Of Taiwan.................................  66,950   21,823
    Uni-President Enterprises Corp....................... 220,000  521,332
    Unitech Printed Circuit Board Corp...................  27,540   13,902
    United Integrated Services Co., Ltd..................  16,000   49,464
*   United Renewable Energy Co., Ltd.....................  50,000   13,648
*   Unity Opto Technology Co., Ltd.......................  44,000   12,490
*   Unizyx Holding Corp..................................  24,000   10,749
    UPC Technology Corp.................................. 117,800   47,612
    USI Corp............................................. 107,320   42,011
    Visual Photonics Epitaxy Co., Ltd....................   8,000   18,030
    Voltronic Power Technology Corp......................   4,000   69,079
    Wafer Works Corp.....................................  14,000   15,989
    Wah Lee Industrial Corp..............................  11,000   18,083
    Walsin Lihwa Corp.................................... 220,000  127,620
    Walsin Technology Corp...............................   6,000   34,716
    Walton Advanced Engineering, Inc.....................  31,000   11,421
    Waterland Financial Holdings Co., Ltd................ 157,488   51,039
*   Wei Chuan Foods Corp.................................  16,000   11,125
    Weikeng Industrial Co., Ltd..........................  31,087   19,658
    Well Shin Technology Co., Ltd........................  10,000   17,001
    Win Semiconductors Corp..............................  34,000  173,408
    Winbond Electronics Corp............................. 231,000  114,575
    Wisdom Marine Lines Co., Ltd.........................  32,000   30,514
    Wistron Corp......................................... 281,436  197,244
    Wistron NeWeb Corp...................................  26,340   65,329
    Wowprime Corp........................................   8,000   21,260
    WPG Holdings, Ltd.................................... 157,400  201,790
    WT Microelectronics Co., Ltd.........................  62,000   83,093
*   WUS Printed Circuit Co., Ltd.........................  38,000   20,244
    Xxentria Technology Materials Corp...................   8,000   19,020
#   Yageo Corp...........................................  11,396  124,608
*   Yang Ming Marine Transport Corp......................  79,000   23,204
    YC Co., Ltd..........................................  31,000   13,666
    YC INOX Co., Ltd.....................................  20,000   16,447
    Yeong Guan Energy Technology Group Co., Ltd..........   8,000   17,359
    YFC-Boneagle Electric Co., Ltd.......................  16,000   14,057

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
TAIWAN -- (Continued)
    YFY, Inc.............................................  51,000 $    19,307
    Yieh Phui Enterprise Co., Ltd........................  98,800      32,444
    Youngtek Electronics Corp............................  12,000      16,615
    Yuanta Financial Holding Co., Ltd.................... 579,000     323,954
    Yulon Finance Corp...................................  16,000      52,998
    Yulon Motor Co., Ltd................................. 110,000      66,218
    YungShin Global Holding Corp.........................  12,000      15,761
    Yungtay Engineering Co., Ltd.........................  21,000      41,071
    Zeng Hsing Industrial Co., Ltd.......................   4,000      18,246
    Zhen Ding Technology Holding, Ltd....................  23,000      60,446
    Zig Sheng Industrial Co., Ltd........................  49,000      14,584
    Zinwell Corp.........................................  25,000      16,576
                                                                  -----------
TOTAL TAIWAN.............................................          28,088,714
                                                                  -----------
THAILAND -- (3.1%)
    Advanced Info Service PCL............................  19,000     108,554
    AEON Thana Sinsap Thailand PCL.......................   7,900      44,756
    Airports of Thailand PCL.............................  90,200     199,209
    Ananda Development PCL............................... 243,100      27,701
    AP Thailand PCL......................................  83,400      18,686
    Bangchak Corp. PCL...................................  30,000      30,967
    Bangkok Aviation Fuel Services PCL...................  18,700      20,051
    Bangkok Bank PCL.....................................   3,600      25,465
    Bangkok Bank PCL.....................................   3,400      23,398
    Bangkok Chain Hospital PCL...........................  78,700      41,060
    Bangkok Dusit Medical Services PCL, Class F..........  30,700      23,190
    Bangkok Expressway & Metro PCL....................... 408,100     135,848
    Bangkok Insurance PCL................................   2,100      22,249
    Bangkok Land PCL..................................... 462,000      24,843
    Bangkok Life Assurance PCL...........................  21,200      18,661
    Bank of Ayudhya PCL..................................  17,800      21,650
    BCPG PCL.............................................  61,000      32,801
    Beauty Community PCL................................. 203,300      50,431
*   BEC World PCL........................................ 249,600      43,541
    Berli Jucker PCL.....................................  38,200      59,606
    Big Camera Corp. PCL................................. 357,200      16,006
    BTS Group Holdings PCL............................... 161,200      51,596
    Bumrungrad Hospital PCL..............................  10,500      62,511
    Cal-Comp Electronics Thailand PCL.................... 187,000      10,175
    Carabao Group PCL, Class F...........................  10,900      13,432
    Central Plaza Hotel PCL..............................  47,100      64,825
    CH Karnchang PCL.....................................  28,600      23,572
*   CIMB Thai Bank PCL................................... 636,000      15,878
    Com7 PCL.............................................  38,300      18,634
    CP ALL PCL...........................................  93,300     232,186
    Delta Electronics Thailand PCL.......................  12,800      28,474
    Dynasty Ceramic PCL.................................. 230,600      15,500
    Eastern Polymer Group PCL, Class F...................  21,400       5,137
    Eastern Water Resources Development and Management
      PCL, Class F.......................................  57,100      19,739
    Energy Absolute PCL.................................. 107,100     162,831
    Esso Thailand PCL.................................... 101,500      35,412
    Global Green Chemicals PCL, Class F..................  30,200      10,246
    Golden Land Property Development PCL.................  89,900      21,150
    Gunkul Engineering PCL............................... 130,500      13,032
    Hana Microelectronics PCL............................  66,600      73,544
    Home Product Center PCL.............................. 207,800     103,759
    Indorama Ventures PCL................................  80,400     123,524
    Intouch Holdings PCL.................................  11,700      20,316
    IRPC PCL............................................. 511,100      94,065

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE>>
                                                          --------- --------
THAILAND -- (Continued)
    Jasmine International PCL............................   415,000 $ 67,744
    Jay Mart PCL.........................................    36,600    7,498
    Kasikornbank PCL.....................................    23,600  151,076
    KCE Electronics PCL..................................    37,800   31,760
    Kiatnakin Bank PCL...................................    30,800   67,530
    Krung Thai Bank PCL..................................   120,400   76,304
    Krungthai Card PCL...................................    69,000   65,152
    Land & Houses PCL....................................   169,700   58,119
    LH Financial Group PCL...............................   793,200   36,306
    LPN Development PCL..................................    28,900    6,521
    Major Cineplex Group PCL.............................    41,300   31,197
    MBK PCL..............................................    28,700   18,097
    MC Group PCL.........................................    39,900   12,707
    Mega Lifesciences PCL................................    29,300   30,714
    Minor International PCL..............................     6,900    8,558
    MK Restaurants Group PCL.............................    14,200   33,975
    Mono Technology PCL..................................   305,000   19,427
    Muangthai Capital PCL................................    56,900   86,509
    Origin Property PCL, Class F.........................   152,900   36,215
    Plan B Media Pcl, Class F............................   101,300   20,103
    Polyplex Thailand PCL................................    32,000   14,237
*   Precious Shipping PCL................................    78,200   20,525
    Pruksa Holding PCL...................................    38,800   22,106
    PTG Energy PCL.......................................    62,500   20,805
    PTT Exploration & Production PCL.....................     3,200   12,598
    PTT Global Chemical PCL..............................   115,300  250,953
    Quality Houses PCL...................................   416,400   39,451
    Ratchthani Leasing PCL...............................    99,300   22,090
    Robinson PCL.........................................    15,600   33,954
    Rojana Industrial Park PCL...........................   109,157   18,517
    RS PCL...............................................    65,000   33,080
    Saha Pathana Inter-Holding PCL.......................     9,200   20,613
    Samart Corp. PCL.....................................    80,000   17,156
    Sansiri PCL..........................................   866,800   37,455
    SC Asset Corp. PCL...................................   185,800   17,246
    Siam Cement PCL (The)................................     4,000   59,918
    Siam City Cement PCL.................................     3,000   22,277
    Siam Commercial Bank PCL (The).......................    50,700  216,642
    Siam Future Development PCL..........................    66,400   16,471
    Siam Global House PCL................................    72,400   43,335
    Siamgas & Petrochemicals PCL.........................    82,600   27,760
*   Singha Estate PCL....................................   104,200   11,273
    Somboon Advance Technology PCL.......................    14,200    8,545
    SPCG PCL.............................................    75,300   45,793
    Sri Trang Agro-Industry PCL..........................    62,000   30,164
    Srisawad Corp. PCL...................................    41,555   64,841
    Star Petroleum Refining PCL..........................   145,800   50,867
*   STP & I PCL..........................................   137,300   19,600
    Supalai PCL..........................................    62,600   38,671
*   Super Energy Corp. PCL............................... 2,018,000   37,463
    SVI PCL..............................................   130,800   21,980
    Synnex Thailand PCL..................................    23,700    9,937
    Taokaenoi Food & Marketing PCL, Class F..............    35,500   10,795
    Thai Oil PCL.........................................    92,200  212,480
    Thai Stanley Electric PCL, Class F...................     2,700   19,358
    Thai Union Group PCL, Class F........................    36,300   21,727
    Thai Vegetable Oil PCL...............................    33,100   30,724
    Thaicom PCL..........................................    72,800   18,525
    Thanachart Capital PCL...............................    44,900   77,247

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
THAILAND -- (Continued)
    Tisco Financial Group PCL............................  25,600 $   67,805
    TMB Bank PCL......................................... 618,300     43,539
    Total Access Communication PCL.......................  85,200    130,899
    True Corp. PCL....................................... 321,500     52,481
    TTW PCL.............................................. 114,500     46,544
*   U City PCL, Class F.................................. 246,000     19,370
    Unique Engineering & Construction PCL................  51,400     16,946
    Univentures PCL......................................  72,900     16,567
    VGI Global Media PCL................................. 183,800     45,593
    Vinythai PCL.........................................  19,900     15,542
    WHA Corp. PCL........................................ 184,500     25,984
    WHA Utilities and Power PCL..........................  31,100      6,022
    Workpoint Entertainment PCL..........................  10,400      8,322
                                                                  ----------
TOTAL THAILAND...........................................          5,266,516
                                                                  ----------
TURKEY -- (1.1%)
    Akbank Turk A.S...................................... 125,766    172,715
    Alarko Holding A.S...................................  51,663     25,732
    Anadolu Anonim Turk Sigorta Sirketi..................  12,176     10,142
    Anadolu Efes Biracilik Ve Malt Sanayii A.S...........   4,528     19,339
    Anadolu Hayat Emeklilik A.S..........................   6,415      7,223
    Arcelik A.S..........................................  12,712     45,608
    Aselsan Elektronik Sanayi Ve Ticaret A.S.............   2,833     14,099
    Aygaz A.S............................................   5,453     12,862
*   Bera Holding A.S.....................................  29,474     11,984
    BIM Birlesik Magazalar A.S...........................  10,629    185,736
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S........   5,695      9,489
    Coca-Cola Icecek A.S.................................   5,609     35,887
*   Dogan Sirketler Grubu Holding A.S....................  65,909     14,408
    EGE Endustri VE Ticaret A.S..........................     224     16,902
    Enka Insaat ve Sanayi A.S............................  17,692     16,931
    Eregli Demir ve Celik Fabrikalari TAS................  31,348     51,487
    Ford Otomotiv Sanayi A.S.............................   4,487     52,067
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class D............................................  22,535     11,443
*   Koza Altin Isletmeleri A.S...........................   2,996     31,112
*   Koza Anadolu Metal Madencilik Isletmeleri A.S........  15,977     20,728
*   Logo Yazilim Sanayi Ve Ticaret A.S...................   1,706     10,759
*   Migros Ticaret A.S...................................   7,362     24,251
    Petkim Petrokimya Holding A.S........................  42,315     47,276
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...  32,583     21,695
*   Sasa Polyester Sanayi A.S............................  13,202     22,155
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.............  22,121     14,180
    TAV Havalimanlari Holding A.S........................  16,145     87,179
    Tekfen Holding A.S...................................  17,193     82,011
    Tofas Turk Otomobil Fabrikasi A.S....................  10,018     40,852
    Tupras Turkiye Petrol Rafinerileri A.S...............   5,709    153,604
*   Turk Hava Yollari AO.................................   4,542     13,530
*   Turk Telekomunikasyon A.S............................  36,226     35,383
    Turk Traktor ve Ziraat Makineleri A.S................   1,192      8,878
    Turkcell Iletisim Hizmetleri A.S.....................  48,619    136,518
    Turkiye Garanti Bankasi A.S..........................  47,867     83,980
    Turkiye Halk Bankasi A.S.............................  45,323     66,816
    Turkiye Is Bankasi, Class C..........................  48,625     53,514
    Turkiye Sinai Kalkinma Bankasi A.S................... 210,745     34,690
    Turkiye Vakiflar Bankasi TAO, Class D................  46,988     43,547
    Ulker Biskuvi Sanayi A.S.............................   7,845     27,991
*   Vestel Elektronik Sanayi ve Ticaret A.S..............   7,691     10,124
*   Yapi ve Kredi Bankasi A.S............................  36,969     13,970
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S..........   8,253      7,907

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
TURKEY -- (Continued)
*   Zorlu Enerji Elektrik Uretim A.S.....................  39,435 $     11,205
                                                                  ------------
TOTAL TURKEY.............................................            1,817,909
                                                                  ------------
TOTAL COMMON STOCKS......................................          167,846,233
                                                                  ------------
PREFERRED STOCKS -- (2.2%)
BRAZIL -- (1.9%)
    Alpargatas SA........................................   8,900       48,966
    Banco ABC Brasil S.A.................................   7,458       40,805
    Banco do Estado do Rio Grande do Sul SA, Class B.....  22,800      146,938
*   Centrais Eletricas Brasileiras SA, Class B...........   9,100      101,756
    Cia Brasileira de Distribuicao.......................  15,385      410,779
    Cia de Gas de Sao Paulo, Class A.....................   2,460       54,602
    Cia de Saneamento do Parana..........................  13,977       51,748
    Cia Energetica de Minas Gerais.......................  84,248      320,474
    Cia Energetica de Sao Paulo, Class B.................  21,600      135,122
    Cia Energetica do Ceara, Class A.....................     800       11,038
    Cia Paranaense de Energia............................   9,342       90,518
    Gerdau SA............................................  33,400      143,436
    Itau Unibanco Holding SA............................. 132,000    1,404,214
    Lojas Americanas SA..................................  38,500      222,671
    Marcopolo SA.........................................  70,900       79,363
    Randon SA Implementos e Participacoes................  17,200       47,209
    Unipar Carbocloro SA.................................   1,854       19,050
    Usinas Siderurgicas de Minas Gerais SA, Class A......  11,400       30,690
                                                                  ------------
TOTAL BRAZIL.............................................            3,359,379
                                                                  ------------
CHILE -- (0.2%)
    Coca-Cola Embonor SA, Class B........................   7,515       20,350
    Embotelladora Andina SA, Class B.....................  31,580      122,289
    Sociedad Quimica y Minera de Chile SA, Class B.......   5,402      230,275
                                                                  ------------
TOTAL CHILE..............................................              372,914
                                                                  ------------
COLOMBIA -- (0.1%)
    Banco Davivienda SA..................................   2,031       23,313
    Grupo Aval Acciones y Valores SA..................... 149,496       51,517
    Grupo de Inversiones Suramericana SA.................   2,642       28,147
                                                                  ------------
TOTAL COLOMBIA...........................................              102,977
                                                                  ------------
SOUTH KOREA -- (0.0%)
*   CJ Corp..............................................     128        4,218
                                                                  ------------
TOTAL PREFERRED STOCKS...................................            3,839,488
                                                                  ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 02/04/19..................     258          476
*   LOG Commercial Properties e Participacoes SA Rights
      02/07/19...........................................     417            1
                                                                  ------------
TOTAL BRAZIL.............................................                  477
                                                                  ------------
THAILAND -- (0.0%)
*   BTS Group Holdings PCL Warrants 11/29/19.............   9,222          186
                                                                  ------------
TOTAL RIGHTS/WARRANTS....................................                  663
                                                                  ------------
TOTAL INVESTMENT SECURITIES..............................          171,686,384
                                                                  ------------

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                         SHARES     VALUE+
                                         ------- ------------
SECURITIES LENDING COLLATERAL -- (0.7%)
@(S) DFA Short Term Investment Fund..... 106,168 $  1,228,465
                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $176,439,408)^^.................         $172,914,849
                                                 ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                       ----------------------------------------------
                                                         LEVEL 1        LEVEL 2    LEVEL 3    TOTAL
                                                       ------------   ------------ ------- ------------
Common Stocks
  Brazil.............................................. $  3,436,113   $ 13,211,783   --    $ 16,647,896
  Chile...............................................      526,016      1,794,686   --       2,320,702
  China...............................................    5,639,984     24,643,437   --      30,283,421
  Colombia............................................      570,072             --   --         570,072
  Czech Republic......................................           --        286,679   --         286,679
  Egypt...............................................      117,690             --   --         117,690
  Hungary.............................................           --        889,620   --         889,620
  India...............................................      970,501     21,471,819   --      22,442,320
  Indonesia...........................................      223,704      3,894,297   --       4,118,001
  Malaysia............................................           --      4,428,678   --       4,428,678
  Mexico..............................................    5,927,466             --   --       5,927,466
  Peru................................................      361,844             --   --         361,844
  Philippines.........................................       79,392      1,649,591   --       1,728,983
  Poland..............................................           --      2,489,021   --       2,489,021
  Russia..............................................    1,080,382         35,517   --       1,115,899
  South Africa........................................      460,510      8,645,869   --       9,106,379
  South Korea.........................................    2,504,512     27,333,911   --      29,838,423
  Taiwan..............................................    3,099,859     24,988,855   --      28,088,714
  Thailand............................................    5,266,516             --   --       5,266,516
  Turkey..............................................           --      1,817,909   --       1,817,909
Preferred Stocks
  Brazil..............................................           --      3,359,379   --       3,359,379
  Chile...............................................           --        372,914   --         372,914
  Colombia............................................      102,977             --   --         102,977
  South Korea.........................................           --          4,218   --           4,218
Rights/Warrants
  Brazil..............................................           --            477   --             477
  Thailand............................................           --            186   --             186
Securities Lending Collateral.........................           --      1,228,465   --       1,228,465
                                                       ------------   ------------   --    ------------
TOTAL................................................. $30,367,538    $142,547,311   --    $172,914,849
                                                       ============   ============   ==    ============

                   EMERGING MARKETS TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                SHARES  VALUE>>
                                                                ------- --------
COMMON STOCKS -- (97.6%)
BRAZIL -- (8.5%)
    Aliansce Shopping Centers SA...............................  13,800 $ 76,906
*   Alliar Medicos A Frente SA.................................  16,400   70,602
    Anima Holding SA...........................................   7,300   40,384
    Banco BTG Pactual SA.......................................  28,987  235,295
    BrasilAgro - Co. Brasileira de Propriedades Agricolas......   3,500   15,443
*   BRF SA.....................................................   5,699   36,797
    Camil Alimentos S.A........................................  21,849   45,000
    CCR SA..................................................... 137,800  562,493
    Cia Brasileira de Distribuicao.............................  18,959  506,964
    Cia de Locacao das Americas................................   9,383  103,916
*   Cia Siderurgica Nacional SA, Sponsored ADR.................  74,967  209,158
*   Cia Siderurgica Nacional SA................................  47,999  134,348
    Cielo SA................................................... 190,700  624,540
    Construtora Tenda SA.......................................   8,800   89,293
*   Cosan Logistica SA.........................................   3,600   15,857
    Cosan SA...................................................  27,800  338,576
    Cyrela Brazil Realty SA Empreendimentos e Participacoes....  53,100  247,792
    Direcional Engenharia SA...................................  16,400   41,392
    Duratex SA.................................................  59,179  198,663
    Embraer SA.................................................  72,800  386,097
    Embraer SA, Sponsored ADR..................................  11,184  237,995
    Estacio Participacoes SA...................................  40,900  348,979
*   Even Construtora e Incorporadora SA........................  36,400   67,181
    Ez Tec Empreendimentos e Participacoes SA..................  12,300   93,437
*   Gafisa SA..................................................   8,699   33,640
#   Gerdau SA, Sponsored ADR................................... 121,953  528,056
    Grendene SA................................................  45,300  113,574
    Guararapes Confeccoes SA...................................   1,700   73,284
*   Helbor Empreendimentos SA..................................  60,300   27,455
    Hypermarcas SA.............................................  65,100  568,641
    International Meal Co. Alimentacao SA, Class A.............  29,700   54,148
    Iochpe-Maxion SA...........................................  21,400  131,172
*   JHSF Participacoes SA......................................  24,900   12,775
    JSL SA.....................................................   6,700   16,514
    Kroton Educacional SA...................................... 242,525  760,564
*   LOG Commercial Properties e Participacoes SA...............   3,276   17,289
    Mahle-Metal Leve SA........................................   6,800   50,164
*   Marcopolo SA...............................................   2,509    2,807
*   Marisa Lojas SA............................................  13,500   23,158
*   Mills Estruturas e Servicos de Engenharia SA...............  20,400   31,099
    Movida Participacoes SA....................................  19,105   52,034
    MRV Engenharia e Participacoes SA..........................  45,400  186,863
*   Petro Rio SA...............................................   1,200   37,867
    Porto Seguro SA............................................  18,900  290,624
    Portobello SA..............................................  19,200   30,386
    QGEP Participacoes SA......................................  16,500   54,581
    Qualicorp Consultoria e Corretora de Seguros SA............  48,300  209,979
    Santos Brasil Participacoes SA.............................  67,292   82,671
    Sao Martinho SA............................................  34,100  179,861
    Ser Educacional SA.........................................  13,800   82,515
    SLC Agricola SA............................................   9,300  112,979
    Sul America SA.............................................  54,300  478,072
    Tupy SA....................................................  21,200  105,962
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A............................  15,010   85,995

EMERGING MARKETS TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
BRAZIL -- (Continued)
    Via Varejo SA........................................    42,000 $   69,076
*   Vulcabras Azaleia SA.................................    13,400     30,053
                                                                    ----------
TOTAL BRAZIL.............................................            9,260,966
                                                                    ----------
CHILE -- (0.9%)
    CAP SA...............................................    20,573    222,238
*   Cia Pesquera Camanchaca SA...........................   101,696     11,874
*   Cia Sud Americana de Vapores SA...................... 3,114,946     92,748
    Empresa Nacional de Telecomunicaciones SA............    16,763    161,487
    Empresas Hites SA....................................    14,664     10,116
    Grupo Security SA....................................   193,814     87,768
    Inversiones Aguas Metropolitanas SA..................    31,983     49,695
    Masisa SA............................................   355,430     22,684
    Ripley Corp. SA......................................   132,151    117,850
    Salfacorp SA.........................................    60,512     97,308
*   SMU SA...............................................   157,651     44,334
    Sociedad Matriz SAAM SA..............................   630,242     60,604
    Socovesa SA..........................................    18,777     12,460
                                                                    ----------
TOTAL CHILE..............................................              991,166
                                                                    ----------
CHINA -- (17.7%)
    361 Degrees International, Ltd.......................    43,000      9,324
    Agile Group Holdings, Ltd............................   178,000    236,547
*   Aluminum Corp. of China, Ltd., Class H...............   450,000    166,160
    Angang Steel Co., Ltd., Class H......................   142,000    106,819
*   Anton Oilfield Services Group........................   226,000     26,361
    Asia Cement China Holdings Corp......................    63,500     45,937
    AVIC International Holdings, Ltd., Class H...........    24,000     12,669
    BAIC Motor Corp., Ltd., Class H......................   192,500    125,620
    Bank of Chongqing Co., Ltd., Class H.................    69,500     41,989
    BBMG Corp., Class H..................................   296,000    101,544
    Beijing Capital International Airport Co., Ltd.,
      Class H............................................   202,000    189,477
    Beijing Capital Land, Ltd., Class H..................   168,000     70,093
*   Beijing Enterprises Clean Energy Group, Ltd.......... 1,640,000     25,342
    Beijing Enterprises Holdings, Ltd....................    58,000    329,715
    Beijing Enterprises Water Group, Ltd.................   622,000    360,166
    Beijing North Star Co., Ltd., Class H................    42,000     12,347
*   Bitauto Holdings, Ltd., ADR..........................     4,091     79,447
    Bosideng International Holdings, Ltd.................   364,000     69,641
    Brilliance China Automotive Holdings, Ltd............   304,000    287,836
    BYD Electronic International Co., Ltd................    78,500     97,264
    C C Land Holdings, Ltd...............................   156,000     36,091
*   CAR, Inc.............................................    74,000     61,666
#*  Carnival Group International Holdings, Ltd........... 1,460,000     21,752
    Central China Real Estate, Ltd.......................    89,000     38,440
    Central China Securities Co., Ltd., Class H..........    91,000     20,953
*   CGN Meiya Power Holdings Co., Ltd....................    88,000     12,324
    Changyou.com, Ltd., ADR..............................     2,806     56,821
    Chaowei Power Holdings, Ltd..........................    63,000     24,357
*   Cheetah Mobile, Inc., ADR............................     4,570     30,939
    China Aerospace International Holdings, Ltd..........   194,000     13,635
    China Agri-Industries Holdings, Ltd..................   237,000     84,380
    China Aoyuan Group, Ltd..............................   160,000    122,664
    China BlueChemical, Ltd., Class H....................   224,000     73,030
    China Cinda Asset Management Co., Ltd., Class H...... 1,043,000    269,892
    China Coal Energy Co., Ltd., Class H.................   264,000    111,519
    China Communications Services Corp., Ltd., Class H...   264,000    247,848
    China Dongxiang Group Co., Ltd.......................   465,000     70,683

EMERGING MARKETS TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES   VALUE>>
                                                          --------- --------
CHINA -- (Continued)
    China Eastern Airlines Corp., Ltd., Class H..........   166,000 $102,238
    China Everbright, Ltd................................   112,000  211,353
    China Galaxy Securities Co., Ltd., Class H...........   387,000  200,837
    China Harmony New Energy Auto Holding, Ltd...........    77,500   30,169
    China Huarong Asset Management Co., Ltd., Class H.... 1,183,000  240,881
    China International Capital Corp., Ltd., Class H.....   123,600  247,817
    China International Marine Containers Group Co.,
      Ltd., Class H......................................    41,400   44,365
    China Jinmao Holdings Group, Ltd.....................   604,000  306,601
    China Lesso Group Holdings, Ltd......................   110,000   61,583
    China Machinery Engineering Corp., Class H...........    88,000   43,362
    China Merchants Land, Ltd............................   100,000   16,506
    China Merchants Port Holdings Co., Ltd...............   150,000  297,441
*   China Modern Dairy Holdings, Ltd.....................   100,000   12,102
    China National Building Material Co., Ltd., Class H..   444,000  354,311
*   China Oceanwide Holdings, Ltd........................   112,000    5,221
    China Oil & Gas Group, Ltd...........................   400,000   27,125
    China Oilfield Services, Ltd., Class H...............   212,000  210,080
    China Oriental Group Co., Ltd........................   150,000  101,485
    China Overseas Grand Oceans Group, Ltd...............   246,000   95,183
    China Reinsurance Group Corp., Class H...............   675,000  152,535
    China Resources Cement Holdings, Ltd.................   282,000  286,406
    China Resources Medical Holdings Co., Ltd............    84,500   59,144
    China Resources Pharmaceutical Group, Ltd............    80,500  114,798
    China Sanjiang Fine Chemicals Co., Ltd...............    48,000   11,416
    China SCE Group Holdings, Ltd........................   208,000   85,926
#*  China Shengmu Organic Milk, Ltd......................   474,000   20,893
    China Shineway Pharmaceutical Group, Ltd.............    40,000   46,922
*   China Silver Group, Ltd..............................   154,000   15,194
    China South City Holdings, Ltd.......................   548,000   82,752
    China State Construction International Holdings, Ltd.   246,000  234,530
    China Traditional Chinese Medicine Holdings Co., Ltd.   260,000  169,708
    China Travel International Investment Hong Kong, Ltd.   314,000   90,934
    China Vast Industrial Urban Development Co., Ltd.....    26,000   10,717
#*  China Water Industry Group, Ltd......................   116,000   21,010
    China ZhengTong Auto Services Holdings, Ltd..........   141,000   74,877
    China Zhongwang Holdings, Ltd........................   192,000   96,547
    Chinasoft International, Ltd.........................   270,000  133,423
    Chongqing Rural Commercial Bank Co., Ltd., Class H...   293,000  170,203
    CIFI Holdings Group Co., Ltd.........................   404,000  267,311
    CITIC Resources Holdings, Ltd........................   382,000   33,774
    Citychamp Watch & Jewellery Group, Ltd...............   204,000   42,928
*   Comba Telecom Systems Holdings, Ltd..................   280,000   64,602
    Concord New Energy Group, Ltd........................   730,000   30,779
*   COSCO SHIPPING Development Co., Ltd., Class H........   513,000   59,187
    COSCO SHIPPING Energy Transportation Co., Ltd.,
      Class H............................................   192,000  109,190
*   COSCO SHIPPING Holdings Co., Ltd., Class H...........   151,000   61,247
    COSCO SHIPPING International Hong Kong Co., Ltd......    38,000   13,404
    COSCO SHIPPING Ports, Ltd............................   204,000  212,930
    Cosmo Lady China Holdings Co., Ltd...................    89,000   31,202
    CPMC Holdings, Ltd...................................    51,000   24,362
    CSC Financial Co., Ltd., Class H.....................    81,000   59,854
    Dah Chong Hong Holdings, Ltd.........................   105,000   38,726
    Dawnrays Pharmaceutical Holdings, Ltd................    48,000    9,621
*   Digital China Holdings, Ltd..........................    88,000   42,441
    Dongfeng Motor Group Co., Ltd., Class H..............   312,000  327,082
    Dongyue Group, Ltd...................................   118,000   75,712
    Everbright Securities Co., Ltd., Class H.............    18,600   16,639
*   Fang Holdings, Ltd., ADR.............................    17,049   28,813
    Fantasia Holdings Group Co., Ltd.....................   243,000   35,459

EMERGING MARKETS TARGETED VALUE PORTFOLIO
CONTINUED


                                                                SHARES   VALUE>>
                                                               --------- --------
CHINA -- (Continued)
    Far East Horizon, Ltd.....................................   239,000 $247,060
*   GCL New Energy Holdings, Ltd..............................   964,000   39,936
*   GCL-Poly Energy Holdings, Ltd............................. 1,699,000  134,869
    Gemdale Properties & Investment Corp., Ltd................   458,000   48,130
    Genertec Universal Medical Group Co., Ltd.................   108,500   87,616
#*  GOME Retail Holdings, Ltd................................. 1,157,000  100,708
    Grand Baoxin Auto Group, Ltd..............................    82,500   25,433
#   Great Wall Motor Co., Ltd., Class H.......................   335,000  228,063
    Greenland Hong Kong Holdings, Ltd.........................    62,000   18,114
    Greentown China Holdings, Ltd.............................   113,500  101,517
    Guangshen Railway Co., Ltd., Class H......................   176,000   73,228
    Guangzhou R&F Properties Co., Ltd., Class H...............   110,800  221,038
    Guorui Properties, Ltd....................................   118,000   21,667
*   Haichang Ocean Park Holdings, Ltd.........................   141,000   28,998
    Harbin Electric Co., Ltd., Class H........................    40,000   21,431
*   HC Group, Inc.............................................    68,500   40,127
*   Hi Sun Technology China, Ltd..............................   300,000   43,850
    Hisense Home Appliances Group Co., Ltd., Class H..........    43,000   44,051
*   Honghua Group, Ltd........................................   186,000   11,657
    Hopson Development Holdings, Ltd..........................    78,000   71,534
    Hua Hong Semiconductor, Ltd...............................    49,000  109,383
    Huaneng Renewables Corp., Ltd., Class H...................   540,000  155,720
    Jiangxi Copper Co., Ltd., Class H.........................   155,000  197,057
    Jingrui Holdings, Ltd.....................................    35,000    9,603
*   JinkoSolar Holding Co., Ltd., ADR.........................     4,585   76,386
    Joy City Property, Ltd....................................   316,000   36,324
    Ju Teng International Holdings, Ltd.......................    96,000   25,692
#*  Jumei International Holding, Ltd., ADR....................     6,100   15,311
    Kaisa Group Holdings, Ltd.................................   245,000   78,841
    Kingboard Holdings, Ltd...................................    82,000  288,537
    Kingboard Laminates Holdings, Ltd.........................   128,000  132,479
    Kingsoft Corp., Ltd.......................................    52,000   99,614
    Kunlun Energy Co., Ltd....................................   372,000  397,418
    KWG Group Holdings, Ltd...................................   147,000  145,522
#*  Lifestyle China Group, Ltd................................    55,500   19,763
    Livzon Pharmaceutical Group, Inc., Class H................     8,100   26,076
    Lonking Holdings, Ltd.....................................   313,000  105,782
    Maanshan Iron & Steel Co., Ltd., Class H..................   220,000  105,595
    Metallurgical Corp. of China, Ltd., Class H...............   319,000   87,485
    NetDragon Websoft Holdings, Ltd...........................    33,500   61,063
    Nine Dragons Paper Holdings, Ltd..........................   184,000  188,045
    Orient Securities Co., Ltd., Class H......................    76,000   53,534
*   Panda Green Energy Group, Ltd.............................   420,000   21,584
    PAX Global Technology, Ltd................................    99,000   43,417
    Poly Property Group Co., Ltd..............................   250,000   88,633
    Pou Sheng International Holdings, Ltd.....................   225,000   43,619
    Powerlong Real Estate Holdings, Ltd.......................   151,000   67,247
*   Qingdao Port International Co., Ltd., Class H.............   103,000   64,164
    Qingling Motors Co., Ltd., Class H........................    46,000   11,858
    Red Star Macalline Group Corp., Ltd., Class H.............    57,800   54,102
*   Renhe Commercial Holdings Co., Ltd........................   622,000   23,787
*   Ronshine China Holdings, Ltd..............................    32,000   38,317
    Sany Heavy Equipment International Holdings Co., Ltd......   104,000   34,608
#*  Semiconductor Manufacturing International Corp............   345,500  326,489
    Shandong Chenming Paper Holdings, Ltd., Class H...........    34,500   20,178
    Shanghai Electric Group Co., Ltd., Class H................   290,000  101,409
    Shanghai Haohai Biological Technology Co., Ltd., Class H..     4,000   19,691
    Shanghai Industrial Holdings, Ltd.........................    60,000  126,374
    Shanghai Industrial Urban Development Group, Ltd..........   176,000   29,774

EMERGING MARKETS TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
CHINA -- (Continued)
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd., Class H...................................... 140,000 $    35,442
    Shanghai Pharmaceuticals Holding Co., Ltd., Class H..  99,500     212,325
    Shenzhen Investment, Ltd............................. 386,000     134,646
    Shimao Property Holdings, Ltd........................ 133,000     378,738
*   Shougang Concord International Enterprises Co., Ltd.. 360,000       9,812
    Shougang Fushan Resources Group, Ltd................. 396,000      84,246
    Shui On Land, Ltd.................................... 464,500     115,113
    Sihuan Pharmaceutical Holdings Group, Ltd............ 364,000      76,858
*   Silver Grant International Industries, Ltd........... 164,000      33,925
*   SINA Corp............................................   4,559     280,014
*   Sinofert Holdings, Ltd............................... 356,000      41,872
    Sino-Ocean Group Holding, Ltd........................ 363,000     178,418
    Sinopec Engineering Group Co., Ltd., Class H......... 140,500     138,107
    Sinopec Kantons Holdings, Ltd........................ 130,000      59,664
    Sinopec Shanghai Petrochemical Co., Ltd., Class H.... 216,000     102,630
    Sinotrans, Ltd., Class H............................. 231,000     106,352
    Sinotruk Hong Kong, Ltd..............................  75,500     139,839
    Skyworth Digital Holdings, Ltd....................... 278,000      83,496
*   SOHO China, Ltd...................................... 242,500      98,371
    Tarena International, Inc., ADR......................   8,079      52,998
    TCL Electronics Holdings, Ltd........................ 107,000      50,905
    Texhong Textile Group, Ltd...........................  31,000      41,569
    Tian Ge Interactive Holdings, Ltd....................  34,000      14,162
#   Tiangong International Co., Ltd...................... 108,000      22,881
    Tianjin Port Development Holdings, Ltd............... 114,000      13,408
    Tianneng Power International, Ltd....................  90,000      84,005
    Tomson Group, Ltd....................................  34,000      10,374
    Tongda Group Holdings, Ltd........................... 520,000      70,657
*   Vipshop Holdings, Ltd., ADR..........................  53,520     411,569
    Wasion Holdings, Ltd.................................  60,000      31,475
    Weichai Power Co., Ltd., Class H.....................  29,000      39,139
    West China Cement, Ltd............................... 328,000      46,974
    Xingda International Holdings, Ltd...................  69,000      20,074
    Xinhua Winshare Publishing and Media Co., Ltd.,
      Class H............................................  62,000      44,694
    Xinjiang Goldwind Science & Technology Co., Ltd.,
      Class H............................................  76,200      91,780
    Xinyuan Real Estate Co., Ltd., ADR...................   8,920      42,638
    Xtep International Holdings, Ltd..................... 106,500      68,877
*   Xunlei, Ltd., ADR....................................   4,589      15,878
    Yanzhou Coal Mining Co., Ltd., Class H............... 212,000     194,910
    Yirendai, Ltd., ADR..................................   2,786      31,120
    Yuexiu Property Co., Ltd............................. 852,000     165,619
*   YY, Inc., ADR........................................   5,207     361,522
    Zoomlion Heavy Industry Science and Technology Co.,
      Ltd., Class H...................................... 171,800      69,896
                                                                  -----------
TOTAL CHINA..............................................          19,209,650
                                                                  -----------
COLOMBIA -- (0.4%)
    Almacenes Exito SA...................................  15,748      71,513
*   CEMEX Latam Holdings SA..............................  32,076      45,041
*   Corp. Financiera Colombiana SA.......................   8,142      49,822
    Grupo Argos SA.......................................  37,381     223,443
                                                                  -----------
TOTAL COLOMBIA...........................................             389,819
                                                                  -----------
INDIA -- (10.9%)
    ACC, Ltd.............................................   7,742     154,916
    Adani Enterprises, Ltd...............................  20,898      40,120
*   Adani Transmissions, Ltd.............................  36,428     109,398
*   Aditya Birla Capital, Ltd............................  73,935      84,377
*   Allahabad Bank.......................................  49,802      31,773

EMERGING MARKETS TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
*   Andhra Bank.......................................... 100,148 $ 35,415
*   Anveshan Heavy Engineering, Ltd......................     876    1,177
    APL Apollo Tubes, Ltd................................     538    8,519
    Apollo Tyres, Ltd....................................  45,245  130,494
*   Arvind Fashions, Ltd.................................   4,729   65,708
    Arvind, Ltd..........................................  23,648   29,381
    Ashoka Buildcon, Ltd.................................  11,027   18,538
    Bajaj Holdings & Investment, Ltd.....................   3,755  150,625
    Balmer Lawrie & Co., Ltd.............................   6,849   18,048
*   Balrampur Chini Mills, Ltd...........................  26,095   37,691
*   Bank of Maharashtra.................................. 109,673   22,717
    BEML, Ltd............................................   1,985   22,244
    Bharat Electronics, Ltd.............................. 106,654  126,033
    Bharat Heavy Electricals, Ltd........................ 161,813  147,218
    Birla Corp., Ltd.....................................   3,651   24,934
    Borosil Glass Works, Ltd.............................   2,853    8,506
    BSE, Ltd.............................................   1,590   13,230
    Can Fin Homes, Ltd...................................   5,185   18,445
*   Canara Bank..........................................  30,736  108,812
    Ceat, Ltd............................................   3,566   54,307
    Century Textiles & Industries, Ltd...................   5,197   58,200
*   CG Power and Industrial Solutions, Ltd...............  82,362   43,751
    Chambal Fertilizers & Chemicals, Ltd.................  14,852   37,697
    City Union Bank, Ltd.................................  47,938  128,492
    Cochin Shipyard, Ltd.................................   3,729   19,097
*   Coffee Day Enterprises, Ltd..........................   5,178   19,491
    Container Corp. Of India, Ltd........................  26,637  245,657
    Coromandel International, Ltd........................   3,434   21,792
    Cox & Kings, Ltd.....................................  10,167   22,132
    DCB Bank, Ltd........................................  29,588   74,391
    DCM Shriram, Ltd.....................................   7,262   34,728
    Dewan Housing Finance Corp., Ltd.....................  25,687   48,973
    Dilip Buildcon, Ltd..................................   2,926   13,201
    Dish TV India, Ltd................................... 134,081   44,472
*   Dishman Carbogen Amcis, Ltd..........................   9,797   28,413
    DLF, Ltd.............................................  89,747  208,606
    eClerx Services, Ltd.................................     655    9,944
    Edelweiss Financial Services, Ltd....................  47,807  103,888
    EID Parry India, Ltd.................................  13,557   38,933
    Engineers India, Ltd.................................  38,600   61,509
    Escorts, Ltd.........................................  15,289  142,818
    Essel Propack, Ltd...................................   6,555   10,142
    Federal Bank, Ltd.................................... 247,236  298,726
    Finolex Cables, Ltd..................................   3,930   22,886
    Finolex Industries, Ltd..............................   2,910   20,975
    Firstsource Solutions, Ltd...........................  28,378   19,648
    Gateway Distriparks, Ltd.............................   6,382    9,237
*   Gayatri Projects, Ltd................................   7,061   17,121
    GHCL, Ltd............................................   5,981   21,090
    Glenmark Pharmaceuticals, Ltd........................  25,269  232,370
    Godfrey Phillips India, Ltd..........................   3,321   43,436
    Granules India, Ltd..................................  23,739   30,549
    Great Eastern Shipping Co., Ltd. (The)...............  11,434   48,621
    Greaves Cotton, Ltd..................................  11,143   19,319
    Gujarat Alkalies & Chemicals, Ltd....................   4,036   28,976
    Gujarat Ambuja Exports, Ltd..........................   2,885    8,462
    Gujarat Fluorochemicals, Ltd.........................   4,974   60,619
    Gujarat Mineral Development Corp., Ltd...............   8,135    9,756
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd..   7,707   35,646

EMERGING MARKETS TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
    Gujarat Pipavav Port, Ltd............................  14,776 $ 17,621
*   Hathway Cable & Datacom, Ltd.........................  29,154   13,144
    HeidelbergCement India, Ltd..........................   9,938   20,762
    Hikal, Ltd...........................................   4,944   10,626
    Himachal Futuristic Communications, Ltd..............  77,811   25,016
    Himadri Speciality Chemical, Ltd.....................  15,947   26,320
*   Housing Development & Infrastructure, Ltd............  30,103   11,124
    HSIL, Ltd............................................   3,064   10,662
*   IDFC First Bank, Ltd................................. 265,852  169,092
    IDFC, Ltd............................................ 157,367   88,241
*   IFCI, Ltd............................................ 137,396   26,164
    IIFL Holdings, Ltd...................................  14,244   86,980
    India Cements, Ltd. (The)............................  33,122   39,384
    Indiabulls Housing Finance, Ltd......................  34,384  321,600
*   Indiabulls Real Estate, Ltd..........................  37,606   38,901
*   Indian Bank..........................................  18,757   59,604
    Indian Hotels Co., Ltd. (The)........................  24,224   48,557
    Infibeam Incorporation, Ltd..........................  27,370   14,941
*   Inox Leisure, Ltd....................................   7,264   26,501
*   Intellect Design Arena, Ltd..........................   3,406    8,668
    Ipca Laboratories, Ltd...............................   8,259   88,738
    Jagran Prakashan, Ltd................................   7,667   11,117
    Jain Irrigation Systems, Ltd.........................  62,855   54,392
*   Jaiprakash Associates, Ltd........................... 218,125   20,331
*   Jammu & Kashmir Bank, Ltd. (The).....................  18,298   10,520
    Jindal Saw, Ltd......................................  26,493   33,226
*   Jindal Steel & Power, Ltd............................  71,104  135,720
    JK Cement, Ltd.......................................   1,962   19,620
    JK Lakshmi Cement, Ltd...............................   2,877   11,979
    JK Paper, Ltd........................................   8,196   15,719
    JK Tyre & Industries, Ltd............................   6,770    8,658
    JM Financial, Ltd....................................  39,853   43,536
*   JSW Energy, Ltd......................................  71,185   67,085
    Jubilant Life Sciences, Ltd..........................  10,790  106,881
*   Just Dial, Ltd.......................................   6,530   44,131
    Kalpataru Power Transmission, Ltd....................   5,738   29,649
    Karnataka Bank, Ltd. (The)...........................  33,129   56,003
    Karur Vysya Bank, Ltd. (The).........................  65,165   81,074
    Kaveri Seed Co., Ltd.................................   2,772   23,351
    KEC International, Ltd...............................  14,665   50,664
    KNR Constructions, Ltd...............................   3,460   10,074
*   KPIT Engineering, Ltd................................  25,181   31,051
    KPIT Technologies, Ltd...............................  25,181   40,328
    KPR Mill, Ltd........................................   2,140   15,849
    KRBL, Ltd............................................   9,700   45,752
    L&T Finance Holdings, Ltd............................  91,903  170,533
*   Lakshmi Vilas Bank, Ltd. (The).......................  24,882   22,840
    Laurus Labs, Ltd.....................................   3,813   19,920
    LIC Housing Finance, Ltd.............................  50,638  321,854
    Lupin, Ltd...........................................  16,278  200,562
    Magma Fincorp, Ltd...................................  12,666   17,429
    Maharashtra Scooters, Ltd............................     445   20,149
    Maharashtra Seamless, Ltd............................   5,333   34,770
    Mahindra & Mahindra Financial Services, Ltd..........  50,402  288,602
*   Mahindra CIE Automotive, Ltd.........................  14,124   46,776
    Manappuram Finance, Ltd..............................  80,626  105,225
    Marksans Pharma, Ltd.................................  26,446    9,542
*   Max India, Ltd.......................................  13,709   16,529
    Minda Corp., Ltd.....................................   5,307   10,546

EMERGING MARKETS TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
INDIA -- (Continued)
    MOIL, Ltd............................................  12,607 $ 28,615
    Motilal Oswal Financial Services, Ltd................   4,567   41,339
    Mphasis, Ltd.........................................  12,739  177,988
    MRF, Ltd.............................................     215  185,389
    Multi Commodity Exchange of India, Ltd...............   1,925   19,180
    Muthoot Finance, Ltd.................................  18,420  130,942
    National Aluminium Co., Ltd..........................  96,361   80,221
    Nava Bharat Ventures, Ltd............................  12,110   18,281
    Navin Fluorine International, Ltd....................   1,166   10,272
    Navneet Education, Ltd...............................   7,583   11,288
    NCC, Ltd.............................................  76,676   86,054
    NESCO, Ltd...........................................   1,511    9,523
    NIIT Technologies, Ltd...............................   1,281   23,670
    NOCIL, Ltd...........................................   4,237    8,702
    Oberoi Realty, Ltd...................................   8,794   55,110
    Odisha Cement, Ltd...................................   4,666   67,904
    Omaxe, Ltd...........................................   7,179   21,509
*   Oriental Bank of Commerce............................  16,378   22,212
    Parag Milk Foods, Ltd................................   5,536   16,177
    PC Jeweller, Ltd.....................................  19,018   19,754
    Persistent Systems, Ltd..............................   7,143   61,107
    Petronet LNG, Ltd....................................  87,248  279,338
    Phillips Carbon Black, Ltd...........................   7,970   19,691
    Phoenix Mills, Ltd.(The).............................   5,997   50,250
    PNB Housing Finance, Ltd.............................   8,531  108,322
    PNC Infratech, Ltd...................................   4,829    9,638
    Polyplex Corp., Ltd..................................   1,358    9,350
    Power Finance Corp., Ltd............................. 132,788  192,905
    Praj Industries, Ltd.................................  13,041   24,093
    Prestige Estates Projects, Ltd.......................  17,342   48,796
    PTC India, Ltd.......................................  49,707   54,407
*   Punjab National Bank................................. 128,827  140,914
    Rain Commodities, Ltd................................  23,364   39,245
    Rajesh Exports, Ltd..................................  11,146   95,440
    Rallis India, Ltd....................................   6,437   14,547
    Ramco Cements, Ltd. (The)............................   6,959   59,154
    Rashtriya Chemicals & Fertilizers, Ltd...............  22,775   20,426
    Raymond, Ltd.........................................   4,928   52,173
    RBL Bank, Ltd........................................  19,574  156,054
    REC, Ltd............................................. 132,979  233,003
    Redington India, Ltd.................................  44,660   45,992
    Reliance Capital, Ltd................................  27,980   76,446
*   Reliance Communications, Ltd......................... 212,520   36,070
*   Reliance Power, Ltd.................................. 102,272   38,122
    Repco Home Finance, Ltd..............................   4,281   24,198
    Shilpa Medicare, Ltd.................................   1,958   10,495
    Shriram City Union Finance, Ltd......................     437   10,273
    Shriram Transport Finance Co., Ltd...................  25,076  359,722
*   Sintex Plastics Technology, Ltd......................  36,644   10,631
    Sobha, Ltd...........................................   8,336   55,171
    South Indian Bank, Ltd. (The)........................  46,240    8,618
    SRF, Ltd.............................................   2,578   72,805
*   Steel Authority of India, Ltd........................  99,143   65,895
    Strides Pharma Science, Ltd..........................   7,060   45,758
    Sundaram Finance, Ltd................................   3,882   76,510
    Sunteck Realty, Ltd..................................   7,768   37,776
*   Syndicate Bank....................................... 125,524   65,310
    TAKE Solutions, Ltd..................................   4,668    9,151
    Tata Chemicals, Ltd..................................  11,231  106,603

EMERGING MARKETS TARGETED VALUE PORTFOLIO
CONTINUED


                                                                SHARES     VALUE>>
                                                               --------- -----------
INDIA -- (Continued)
    Tata Global Beverages, Ltd................................    54,579 $   156,009
*   Tejas Networks, Ltd.......................................     3,361       7,534
    Thomas Cook India, Ltd....................................    17,303      53,674
    Time Technoplast, Ltd.....................................    21,141      28,762
    Timken India, Ltd.........................................     1,401      11,138
*   TV18 Broadcast, Ltd.......................................    68,802      31,750
    Uflex, Ltd................................................     2,494       8,850
*   Union Bank of India.......................................    63,547      74,501
    VA Tech Wabag, Ltd........................................     4,573      19,191
    Vardhman Textiles, Ltd....................................     1,259      18,932
    Vindhya Telelinks, Ltd....................................       449      10,177
*   Vodafone Idea, Ltd........................................   482,088     204,641
    Welspun Corp., Ltd........................................     9,965      14,640
    Welspun Enterprises, Ltd..................................     6,252       8,664
    Welspun India, Ltd........................................    46,870      39,834
    West Coast Paper Mills, Ltd...............................     2,110       8,160
*   Wockhardt, Ltd............................................     6,912      43,036
    Zensar Technologies, Ltd..................................     9,792      30,901
                                                                         -----------
TOTAL INDIA...................................................            11,839,946
                                                                         -----------
INDONESIA -- (2.9%)
    Adaro Energy Tbk PT....................................... 2,432,800     243,121
    Adhi Karya Persero Tbk PT.................................   334,900      39,285
*   Alam Sutera Realty Tbk PT................................. 1,815,300      46,301
    Aneka Tambang Tbk PT...................................... 1,720,200     119,465
    Astra Agro Lestari Tbk PT.................................    90,800      91,042
*   Bank Bukopin Tbk..........................................   509,600      13,301
*   Bank Pan Indonesia Tbk PT.................................   434,700      43,895
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT......    72,800      12,159
*   Bank Permata Tbk PT.......................................   717,100      51,868
    Bank Tabungan Negara Persero Tbk PT....................... 1,026,700     202,280
*   Bumi Serpong Damai Tbk PT................................. 1,247,300     119,156
    Ciputra Development Tbk PT................................ 1,578,600     110,417
*   Delta Dunia Makmur Tbk PT.................................   807,300      37,411
*   Eagle High Plantations Tbk PT............................. 2,031,300      29,115
    Erajaya Swasembada Tbk PT.................................   263,400      43,297
    Indah Kiat Pulp & Paper Corp. Tbk PT......................   136,200     127,531
    Indika Energy Tbk PT......................................   444,100      68,000
    Indo Tambangraya Megah Tbk PT.............................    58,000      94,861
    Indofood Sukses Makmur Tbk PT.............................   364,800     202,909
*   Indo-Rama Synthetics Tbk PT...............................     7,200       3,568
    Lippo Karawaci Tbk PT..................................... 1,611,100      32,246
    Malindo Feedmill Tbk PT...................................   206,200      25,988
*   Medco Energi Internasional Tbk PT......................... 1,195,600      86,765
    Media Nusantara Citra Tbk PT.............................. 1,081,700      65,637
    Modernland Realty Tbk PT.................................. 1,482,900      23,997
*   Multistrada Arah Sarana Tbk PT............................   777,400      42,341
*   Panin Financial Tbk PT.................................... 3,192,000      69,642
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT.....   684,000      71,996
    PP Persero Tbk PT.........................................   551,300      92,657
    PP Properti Tbk PT........................................ 4,485,600      50,808
    Puradelta Lestari Tbk PT..................................   814,500      12,248
*   Rimo International Lestari Tbk PT......................... 3,228,000      30,960
*   Sentul City Tbk PT........................................ 3,986,600      35,268
*   Siloam International Hospitals Tbk PT.....................    44,700      10,329
    Sri Rejeki Isman Tbk PT................................... 1,753,600      42,647
    Summarecon Agung Tbk PT................................... 1,696,800     125,875
    Surya Semesta Internusa Tbk PT............................   883,000      30,853
    Timah Tbk PT..............................................   620,300      57,238

EMERGING MARKETS TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
INDONESIA -- (Continued)
*   Trada Alam Minera Tbk PT............................. 1,334,500 $   20,299
    Tunas Baru Lampung Tbk PT............................   469,000     32,410
*   Vale Indonesia Tbk PT................................   482,400    133,801
    Waskita Beton Precast Tbk PT......................... 1,916,000     52,826
    Waskita Karya Persero Tbk PT......................... 1,066,100    151,375
    Wijaya Karya Persero Tbk PT..........................   642,300     87,430
*   XL Axiata Tbk PT.....................................   542,400     84,222
                                                                    ----------
TOTAL INDONESIA..........................................            3,168,840
                                                                    ----------
MALAYSIA -- (2.7%)
    Aeon Co. M Bhd.......................................    96,000     36,429
    AirAsia Group Bhd....................................   245,200    182,787
    Alliance Bank Malaysia Bhd...........................   147,400    153,033
    AMMB Holdings Bhd....................................   244,200    269,259
#*  Berjaya Corp. Bhd....................................   447,700     30,103
*   Bumi Armada Bhd......................................   375,700     18,386
    Cahya Mata Sarawak Bhd...............................    79,000     59,377
    DRB-Hicom Bhd........................................   171,500     68,118
    Ekovest BHD..........................................   254,400     32,428
    FGV Holdings Bhd.....................................   325,900     79,788
    Gamuda Bhd...........................................   294,300    198,585
    Genting Plantations Bhd..............................     5,300     13,225
    Hengyuan Refining Co. Bhd............................    22,900     26,985
    IJM Corp. Bhd........................................   451,100    201,727
    IOI Properties Group Bhd.............................   202,000     77,117
    Lotte Chemical Titan Holding Bhd.....................    40,000     41,300
    Magnum Bhd...........................................    86,900     43,766
    Mah Sing Group Bhd...................................    90,800     20,641
    Malaysia Airports Holdings Bhd.......................   159,400    313,844
    Malaysia Building Society Bhd........................   248,900     60,649
    Malaysian Pacific Industries Bhd.....................    10,100     24,633
    Matrix Concepts Holdings Bhd.........................    65,700     31,486
    Muhibbah Engineering M Bhd...........................    17,600     12,247
    Pos Malaysia Bhd.....................................    65,900     31,134
    Sime Darby Bhd.......................................   415,300    228,155
    Sime Darby Property Bhd..............................   399,100    112,353
    SP Setia Bhd Group...................................   230,600    145,070
    Sunway Bhd...........................................   210,100     83,212
    UMW Holdings Bhd.....................................    46,000     65,662
    VS Industry Bhd......................................   180,500     35,825
    WCT Holdings Bhd.....................................   124,700     24,688
    Yinson Holdings Bhd..................................    63,600     63,792
    YNH Property Bhd.....................................    32,000      9,943
    YTL Corp. Bhd........................................   428,400    115,211
                                                                    ----------
TOTAL MALAYSIA...........................................            2,910,958
                                                                    ----------
MEXICO -- (3.8%)
    ALEATICA S.A.B. de C.V...............................    25,687     30,882
    Alfa S.A.B. de C.V., Class A.........................   445,547    562,227
*   Alpek S.A.B. de C.V..................................    51,533     70,257
    Banco del Bajio SA...................................   126,905    264,797
    Becle S.A.B. de C.V..................................    42,500     54,452
*   Cemex S.A.B. de C.V.................................. 1,515,619    821,920
    Consorcio ARA S.A.B. de C.V., Series *...............    98,355     25,769
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V.,
      ADR................................................     7,922     59,336
#*  Elementia S.A.B. de C.V..............................     5,664      3,643
*   Genomma Lab Internacional S.A.B. de C.V., Class B....   178,988    124,491
    Gentera S.A.B. de C.V................................    73,526     53,715

EMERGING MARKETS TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
MEXICO -- (Continued)
*   Grupo Aeromexico S.A.B. de C.V.......................    41,591 $   52,679
    Grupo Carso S.A.B. de C.V., Series A1................    45,801    179,638
    Grupo Cementos de Chihuahua S.A.B. de C.V............    38,334    211,193
    Grupo Comercial Chedraui S.A. de C.V.................    51,311     99,578
    Grupo Herdez S.A.B. de C.V., Series *................    44,978     97,731
*   Grupo Hotelero Santa Fe S.A.B. de C.V................    28,640     11,338
    Grupo Industrial Saltillo S.A.B. de C.V..............    19,600     25,625
    Grupo Televisa S.A.B., Series CPO....................    93,222    233,661
*   Grupo Traxion S.A.B. de C.V..........................    74,509     47,965
*   Hoteles City Express S.A.B. de C.V...................    52,048     61,323
    Industrias Bachoco S.A.B. de C.V., Series B..........    20,205     77,408
#*  Industrias CH S.A.B. de C.V., Series B...............     9,010     38,048
    Industrias Penoles S.A.B. de C.V.....................    17,939    244,859
*   La Comer S.A.B. de C.V...............................   142,804    147,119
    Mexichem S.A.B. de C.V...............................     9,995     26,767
    Nemak S.A.B. de C.V..................................   115,418     90,477
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V................................................    30,667    312,087
#   TV Azteca S.A.B. de C.V..............................   385,500     43,343
    Unifin Financiera S.A.B. de C.V. SOFOM ENR...........    35,083     78,487
                                                                    ----------
TOTAL MEXICO.............................................            4,150,815
                                                                    ----------
PHILIPPINES -- (1.2%)
    8990 Holdings, Inc...................................   177,900     32,958
    Alliance Global Group, Inc...........................   667,100    175,484
    Belle Corp...........................................   525,000     24,450
    Cebu Air, Inc........................................    38,560     65,144
    Cosco Capital, Inc...................................   303,100     42,964
    Filinvest Development Corp...........................   121,800     29,212
    Filinvest Land, Inc.................................. 1,703,000     48,739
    First Philippine Holdings Corp.......................    24,470     34,162
    GT Capital Holdings, Inc.............................     9,870    202,721
    Integrated Micro-Electronics, Inc....................    72,600     17,274
    International Container Terminal Services, Inc.......    14,660     30,491
    LT Group, Inc........................................    79,200     23,602
    Megaworld Corp....................................... 1,683,700    167,187
    Nickel Asia Corp.....................................   405,000     19,089
    Petron Corp..........................................   283,200     40,659
*   Philippine National Bank.............................    47,300     40,866
    Robinsons Land Corp..................................   288,800    122,217
    Security Bank Corp...................................    36,300    124,873
    Union Bank Of Philippines............................     7,880      9,767
    Vista Land & Lifescapes, Inc.........................   634,700     71,183
                                                                    ----------
TOTAL PHILIPPINES........................................            1,323,042
                                                                    ----------
POLAND -- (1.9%)
*   Alior Bank SA........................................    17,674    273,750
    Amica SA.............................................       672     22,140
    Asseco Poland SA.....................................    11,100    143,251
    Bank Handlowy w Warszawie SA.........................     4,450     82,742
*   Bank Millennium SA...................................    86,609    205,709
    Ciech SA.............................................     6,080     85,877
    ComArch SA...........................................       626     26,080
*   Cyfrowy Polsat SA....................................    18,548    118,175
    Dom Development SA...................................       670     13,507
    Echo Investment SA...................................    14,725     13,578
*   Enea SA..............................................    37,542    108,323
    Grupa Azoty SA.......................................     8,937     89,058
    Grupa Lotos SA.......................................    11,487    287,200

EMERGING MARKETS TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
POLAND -- (Continued)
    Inter Cars SA........................................     214 $   12,403
*   Jastrzebska Spolka Weglowa SA........................   8,492    156,139
    Kernel Holding SA....................................   7,613    104,726
    KRUK SA..............................................     673     30,305
    LC Corp. SA..........................................  39,555     25,479
*   Lubelski Wegiel Bogdanka SA..........................   1,563     23,610
*   Netia SA.............................................  19,625     27,171
*   PKP Cargo SA.........................................   3,662     40,430
    Stalprodukt SA.......................................     216     19,183
*   Tauron Polska Energia SA............................. 204,916    131,035
    Warsaw Stock Exchange................................   1,473     15,848
                                                                  ----------
TOTAL POLAND.............................................          2,055,719
                                                                  ----------
RUSSIA -- (1.0%)
    Etalon Group P.L.C., GDR.............................   8,602     17,634
    Globaltrans Investment P.L.C., GDR...................   8,642     85,556
*   Lenta, Ltd...........................................  20,584     68,133
    Magnitogorsk Iron & Steel Works PJSC, GDR............  15,442    133,341
*   Mail.Ru Group, Ltd., GDR.............................   4,918    121,376
    Ros Agro P.L.C., GDR.................................   3,013     37,361
    RusHydro PJSC, ADR................................... 103,992     76,798
    TMK PJSC, GDR........................................   3,822     12,402
    VEON, Ltd., ADR......................................  57,567    145,645
    VTB Bank PJSC, GDR................................... 114,170    144,425
    X5 Retail Group NV, GDR..............................   9,502    250,473
                                                                  ----------
TOTAL RUSSIA.............................................          1,093,144
                                                                  ----------
SOUTH AFRICA -- (6.9%)
    Adcock Ingram Holdings, Ltd..........................   6,350     30,339
*   Adcorp Holdings, Ltd.................................     285        428
    Advtech, Ltd.........................................  72,008     80,952
    AECI, Ltd............................................  25,487    170,809
    African Oxygen, Ltd..................................  17,052     35,287
    African Rainbow Minerals, Ltd........................  27,109    304,309
    Alexander Forbes Group Holdings, Ltd................. 118,637     41,547
    Allied Electronics Corp., Ltd., Class A..............  36,040     47,719
    Alviva Holdings, Ltd.................................  19,705     25,939
    AngloGold Ashanti, Ltd...............................  25,079    353,698
    AngloGold Ashanti, Ltd., Sponsored ADR...............  22,300    318,667
    Aspen Pharmacare Holdings, Ltd.......................  10,670    117,288
    Assore, Ltd..........................................   5,227    135,654
    Astral Foods, Ltd....................................  11,734    143,591
    Barloworld, Ltd......................................  28,179    258,265
*   Blue Label Telecoms, Ltd.............................  41,945     14,110
    Clover Industries, Ltd...............................  18,040     26,914
*   DataTec, Ltd.........................................  53,294    117,091
    Distell Group Holdings, Ltd..........................   5,639     48,854
*   EOH Holdings, Ltd....................................  25,195     50,345
    Exxaro Resources, Ltd................................  41,217    480,414
    Gold Fields, Ltd.....................................  66,459    269,691
    Gold Fields, Ltd., Sponsored ADR.....................  91,296    374,314
*   Grindrod, Ltd........................................  61,737     35,650
*   Harmony Gold Mining Co., Ltd.........................  81,964    164,588
*   Harmony Gold Mining Co., Ltd., Sponsored ADR.........  16,913     33,488
    Hudaco Industries, Ltd...............................   3,955     43,310
*   Impala Platinum Holdings, Ltd........................ 100,313    294,630
    Imperial Logistics, Ltd..............................  22,265    114,193
    Invicta Holdings, Ltd................................   6,213     16,533

EMERGING MARKETS TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
SOUTH AFRICA -- (Continued)
    KAP Industrial Holdings, Ltd......................... 193,878 $  125,556
    Lewis Group, Ltd.....................................   6,721     16,655
    Liberty Holdings, Ltd................................  21,936    177,240
    Life Healthcare Group Holdings, Ltd.................. 174,264    357,230
    Long4Life, Ltd.......................................  88,335     29,951
    Merafe Resources, Ltd................................ 107,504     11,345
    Metair Investments, Ltd..............................  31,298     44,294
*   MMI Holdings, Ltd.................................... 163,591    207,276
    Mpact, Ltd...........................................  19,680     31,804
*   Nampak, Ltd.......................................... 105,909    111,613
    Oceana Group, Ltd....................................   1,961     11,364
    Omnia Holdings, Ltd..................................  11,646     74,317
    Peregrine Holdings, Ltd..............................  32,244     44,474
    Pioneer Foods Group, Ltd.............................  23,061    137,407
*   PPC, Ltd............................................. 319,257    133,671
    Raubex Group, Ltd....................................  26,357     37,063
    RCL Foods, Ltd.......................................   9,673     11,323
    Reunert, Ltd.........................................  33,165    176,089
    Rhodes Food Group Pty, Ltd...........................   6,432      8,102
*   Royal Bafokeng Platinum, Ltd.........................   6,185     13,558
    Sappi, Ltd...........................................  74,610    440,767
#*  Sibanye Gold, Ltd.................................... 299,636    260,426
*   Super Group, Ltd.....................................  58,343    150,641
    Telkom SA SOC, Ltd...................................  61,152    309,410
    Tongaat Hulett, Ltd..................................  28,548    108,463
    Transaction Capital, Ltd.............................  25,994     33,804
    Trencor, Ltd.........................................  27,669     61,058
    Tsogo Sun Holdings, Ltd..............................  65,348     97,550
    Wilson Bayly Holmes-Ovcon, Ltd.......................   7,981     83,968
                                                                  ----------
TOTAL SOUTH AFRICA.......................................          7,455,036
                                                                  ----------
SOUTH KOREA -- (17.4%)
*   Able C&C Co., Ltd....................................   1,801     19,407
    Aekyung Petrochemical Co., Ltd.......................   4,211     34,046
*   AJ Rent A Car Co., Ltd...............................   2,199     23,425
    AK Holdings, Inc.....................................     730     33,542
    ALUKO Co., Ltd.......................................   8,599     24,081
    Asia Cement Co., Ltd.................................     269     31,007
    Asia Paper Manufacturing Co., Ltd....................     715     21,037
*   Asiana Airlines, Inc.................................  19,573     76,943
    Autech Corp..........................................   1,278     12,927
    BGF Co., Ltd.........................................   4,573     32,681
    Binggrae Co., Ltd....................................     675     41,610
    BNK Financial Group, Inc.............................  43,405    287,128
    Byucksan Corp........................................   8,914     21,447
    Capro Corp...........................................   7,250     33,314
    Chongkundang Holdings Corp...........................     380     21,874
    CJ CheilJedang Corp..................................   1,113    343,086
    CJ Corp..............................................   1,894    205,666
    CJ Hello Co., Ltd....................................   3,508     32,448
    Dae Han Flour Mills Co., Ltd.........................     144     23,808
    Daeduck Electronics Co...............................   4,306     39,784
    Daekyo Co., Ltd......................................   5,085     30,096
    Daelim Industrial Co., Ltd...........................   4,423    424,301
    Daesang Corp.........................................   3,678     83,484
*   Daewoo Engineering & Construction Co., Ltd...........  26,853    125,546
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd....   6,460    216,114
*   Danal Co., Ltd.......................................  13,434     44,420
    Daou Data Corp.......................................   2,532     22,836

EMERGING MARKETS TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Daou Technology, Inc.................................  4,869 $ 92,916
    DB Financial Investment Co., Ltd.....................  3,038   13,449
    DB HiTek Co., Ltd....................................  4,822   56,214
    DB Insurance Co., Ltd................................  8,076  504,346
    DGB Financial Group, Inc............................. 28,574  223,175
    DMS Co., Ltd.........................................  4,659   21,489
    Dong-A ST Co., Ltd...................................    312   28,374
    Dong-Ah Geological Engineering Co., Ltd..............  2,381   46,474
    Dongkuk Steel Mill Co., Ltd..........................  9,676   72,438
    DONGSUNG Corp........................................  4,993   23,410
    Dongwha Pharm Co., Ltd...............................  3,593   31,951
    Dongwon Development Co., Ltd.........................  7,989   30,585
    Dongwon Industries Co., Ltd..........................    188   39,898
    Doosan Bobcat, Inc...................................  6,812  203,727
    Doosan Corp..........................................    767   81,310
*   Doosan Heavy Industries & Construction Co., Ltd...... 13,741  140,880
*   Doosan Infracore Co., Ltd............................ 21,457  167,748
    DTR Automotive Corp..................................    372   10,336
    e Tec E&C, Ltd.......................................    342   28,454
    Easy Bio, Inc........................................  5,999   32,716
    EM-Tech Co., Ltd.....................................  2,190   31,829
    ENF Technology Co., Ltd..............................  2,872   35,409
    Eugene Corp.......................................... 10,128   68,386
    Eugene Technology Co., Ltd...........................  2,599   27,842
    Farmsco..............................................  3,427   25,803
    GS Engineering & Construction Corp...................  9,394  398,187
    GS Global Corp....................................... 11,688   28,342
    GS Holdings Corp.....................................  8,154  399,101
    GS Home Shopping, Inc................................    574   97,993
    GS Retail Co., Ltd...................................  2,384   77,229
    Gwangju Shinsegae Co., Ltd...........................     63   11,280
    HAESUNG DS Co., Ltd..................................  2,578   31,248
    Halla Holdings Corp..................................  1,256   49,408
    Handok, Inc..........................................  1,372   32,986
    Handsome Co., Ltd....................................  2,224   73,906
*   Hanjin Heavy Industries & Construction Co., Ltd...... 17,514   19,673
    Hanjin Kal Corp......................................  6,854  170,964
    Hanjin Transportation Co., Ltd.......................  1,543   55,895
    Hansae Yes24 Holdings Co., Ltd.......................  3,050   22,456
    Hanshin Construction.................................  1,431   22,873
    Hansol Holdings Co., Ltd.............................  5,304   23,905
    Hansol Paper Co., Ltd................................  3,482   53,857
*   Hansol Technics Co., Ltd.............................  3,744   25,304
*   Hanwha Aerospace Co., Ltd............................  6,356  179,898
*   Hanwha Chemical Corp................................. 17,310  351,094
    Hanwha Corp..........................................  7,084  224,545
    Hanwha General Insurance Co., Ltd....................  7,541   36,836
*   Hanwha Investment & Securities Co., Ltd.............. 19,019   41,517
    Hanwha Life Insurance Co., Ltd....................... 51,376  199,014
    Hanyang Eng Co., Ltd.................................  2,207   26,897
*   Harim Co., Ltd....................................... 11,062   31,028
    Harim Holdings Co., Ltd..............................  4,838   54,724
    HDC Holdings Co., Ltd................................  5,899   99,303
*   Heungkuk Fire & Marine Insurance Co., Ltd............  9,154   40,453
    Hite Jinro Co., Ltd..................................  4,304   65,507
    Huons Global Co., Ltd................................    833   31,150
    Huvis Corp...........................................  1,579   10,960
    HwaSung Industrial Co., Ltd..........................  1,665   23,030
    Hy-Lok Corp..........................................  1,868   32,751

EMERGING MARKETS TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
    Hyundai Construction Equipment Co., Ltd..............  1,632 $ 81,263
    Hyundai Corp.........................................  1,610   46,030
    Hyundai Department Store Co., Ltd....................  2,456  211,427
    Hyundai Glovis Co., Ltd..............................  2,644  338,062
    Hyundai Greenfood Co., Ltd...........................  7,090   87,736
    Hyundai Home Shopping Network Corp...................    898   83,184
    Hyundai Hy Communications & Networks Co., Ltd........  5,306   19,679
    Hyundai Livart Furniture Co., Ltd....................  1,826   32,381
    Hyundai Marine & Fire Insurance Co., Ltd............. 10,237  343,591
    Hyundai Motor Securities Co., Ltd....................  3,996   36,199
    Hyundai Wia Corp.....................................  2,823  111,072
    ICD Co., Ltd.........................................  2,922   24,188
    IHQ, Inc............................................. 12,983   22,160
    Ilshin Spinning Co., Ltd.............................    160   13,906
    iMarketKorea, Inc....................................  4,471   32,238
*   Insun ENT Co., Ltd...................................  5,586   34,086
*   Interflex Co., Ltd...................................  1,958   20,204
    INTOPS Co., Ltd......................................  2,924   39,003
    IS Dongseo Co., Ltd..................................  1,974   53,793
    Jahwa Electronics Co., Ltd...........................  2,599   31,269
    KC Co., Ltd..........................................  2,037   25,307
    KCC Corp.............................................    990  291,496
    KG Chemical Corp.....................................  1,807   27,386
    KGMobilians Co., Ltd.................................  3,097   22,069
    KISCO Corp...........................................  2,292   11,819
    KISWIRE, Ltd.........................................    558   12,814
    KIWOOM Securities Co., Ltd...........................  2,087  162,400
    KMH Co., Ltd.........................................  4,054   29,343
    Kolon Corp...........................................  1,235   37,119
    Kolon Industries, Inc................................  2,837  151,758
    Korea Asset In Trust Co., Ltd........................  5,830   23,301
    Korea Electric Terminal Co., Ltd.....................  1,105   41,882
    Korea Investment Holdings Co., Ltd...................  6,432  373,044
*   Korea Line Corp......................................  2,164   46,925
    Korea Petrochemical Ind Co., Ltd.....................    598   91,424
    Korea Real Estate Investment & Trust Co., Ltd........ 23,718   56,433
    Korean Air Lines Co., Ltd............................  7,204  235,974
    Korean Reinsurance Co................................ 14,855  120,041
    Kortek Corp..........................................  2,426   31,818
    KT Skylife Co., Ltd..................................  3,494   35,547
*   KTB Investment & Securities Co., Ltd................. 10,955   32,525
    Kukdo Chemical Co., Ltd..............................    754   33,930
    Kumho Industrial Co., Ltd............................  2,973   34,993
    Kumho Petrochemical Co., Ltd.........................  2,943  238,690
    Kwang Dong Pharmaceutical Co., Ltd...................  6,444   42,558
*   Kyeryong Construction Industrial Co., Ltd............    554   12,847
    Kyobo Securities Co., Ltd............................  3,914   34,713
    Kyungbang Co., Ltd...................................  1,871   18,473
    Kyung-In Synthetic Corp..............................  5,504   30,811
    LF Corp..............................................  2,925   65,074
    LG Hausys, Ltd.......................................    938   59,066
    LG Innotek Co., Ltd..................................  2,150  189,874
    LG International Corp................................  4,819   74,999
    Lotte Chilsung Beverage Co., Ltd.....................     55   70,983
    LOTTE Fine Chemical Co., Ltd.........................  2,962  121,121
    Lotte Food Co., Ltd..................................     74   42,544
    LOTTE Himart Co., Ltd................................  1,797   81,840
    Lotte Non-Life Insurance Co., Ltd.................... 14,792   35,849
    LS Corp..............................................  2,906  150,186

EMERGING MARKETS TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES VALUE>>
                                                          ------ --------
SOUTH KOREA -- (Continued)
    LS Industrial Systems Co., Ltd.......................  2,061 $ 97,490
*   Lumens Co., Ltd......................................  2,110    5,923
    Mando Corp...........................................  5,284  161,631
    Meritz Financial Group, Inc..........................  6,357   70,735
    Meritz Securities Co., Ltd........................... 46,870  193,664
    Mirae Asset Daewoo Co., Ltd.......................... 60,449  414,412
    Mirae Asset Life Insurance Co., Ltd..................  9,939   43,432
    MK Electron Co., Ltd.................................  4,052   33,477
    Moorim P&P Co., Ltd..................................  4,758   25,697
    Muhak Co., Ltd.......................................  3,935   48,692
*   Namsun Aluminum Co., Ltd............................. 20,118   51,864
    Namyang Dairy Products Co., Ltd......................     48   27,241
    * Neowiz.............................................  2,725   31,539
    Nexen Corp...........................................  3,032   16,232
    Nexen Tire Corp......................................  6,381   56,585
    NH Investment & Securities Co., Ltd.................. 23,021  289,988
    * NHN Entertainment Corp.............................  1,849   98,560
    NICE Holdings Co., Ltd...............................  2,945   47,437
    Nice Information & Telecommunication, Inc............    623   11,007
    Nong Shim Holdings Co., Ltd..........................    164   11,903
    NongShim Co., Ltd....................................    507  127,474
    NS Shopping Co., Ltd.................................  2,986   36,411
    OCI Co., Ltd.........................................  3,004  290,360
    Orange Life Insurance, Ltd...........................  2,994   80,836
    Orion Holdings Corp..................................  4,507   76,642
*   Pan Ocean Co., Ltd................................... 39,992  163,526
    Poongsan Corp........................................  2,799   77,120
    Poongsan Holdings Corp...............................    612   20,803
    Posco Daewoo Corp....................................  7,967  144,028
*   Power Logics Co., Ltd................................  3,555   23,765
    Pulmuone Co., Ltd....................................    128    9,778
    Reyon Pharmaceutical Co., Ltd........................  1,419   19,494
    RFTech Co., Ltd......................................  3,243   16,826
    S&T Motiv Co., Ltd...................................  1,479   45,340
    Sajo Industries Co., Ltd.............................    588   32,575
    Sam Young Electronics Co., Ltd.......................  2,074   23,180
    Sam Yung Trading Co., Ltd............................  2,468   32,984
    Samho Development Co., Ltd...........................  4,766   25,414
    Samick Musical Instruments Co., Ltd..................  8,299   14,556
    Sammok S-Form Co., Ltd...............................  2,023   26,360
    SAMPYO Cement Co., Ltd...............................  9,240   42,836
    Samsung Card Co., Ltd................................  4,944  148,125
*   Samsung Heavy Industries Co., Ltd.................... 73,620  604,730
    Samsung Securities Co., Ltd.......................... 10,310  311,236
    Samyang Corp.........................................    593   32,229
    Samyang Holdings Corp................................    509   38,143
*   SBW.................................................. 22,720   22,476
    Seah Besteel Corp....................................  2,148   34,330
    Sebang Co., Ltd......................................  1,020   11,511
    Sebang Global Battery Co., Ltd.......................  1,376   46,327
    Seohan Co., Ltd...................................... 19,101   35,866
    Seohee Construction Co., Ltd......................... 27,983   32,974
*   SFA Semicon Co., Ltd.................................  8,599   12,627
    Shindaeyang Paper Co., Ltd...........................    369   22,458
    Shinsegae Food Co., Ltd..............................    418   33,952
    Shinsegae Information & Communication Co., Ltd.......    286   32,023
    Shinsegae, Inc.......................................  1,260  300,889
*   Shinsung E&G Co., Ltd................................ 21,811   22,334
    SIMMTECH Co., Ltd....................................  4,307   28,725

EMERGING MARKETS TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- -----------
SOUTH KOREA -- (Continued)
    Sindoh Co., Ltd......................................   1,082 $    46,662
    SK Discovery Co., Ltd................................   2,070      53,992
    SK Gas, Ltd..........................................     725      53,743
    SK Networks Co., Ltd.................................  24,348     130,136
    SKC Co., Ltd.........................................   3,356     117,215
    SL Corp..............................................   2,473      44,943
*   S-MAC Co., Ltd.......................................  36,548      34,362
    Songwon Industrial Co., Ltd..........................   2,015      40,043
    Soulbrain Co., Ltd...................................   1,537      70,433
    SPG Co., Ltd.........................................   4,430      31,485
*   Ssangyong Motor Co...................................   6,352      28,352
    ST Pharm Co., Ltd....................................   1,650      28,355
    Suheung Co., Ltd.....................................   1,350      31,083
    Sung Kwang Bend Co., Ltd.............................   2,934      31,625
*   Sungchang Enterprise Holdings, Ltd...................  12,418      24,638
*   Sungshin Cement Co., Ltd.............................   4,536      57,237
    Sungwoo Hitech Co., Ltd..............................   8,732      32,354
*   Sunjin Co., Ltd......................................   2,612      27,463
    Taekwang Industrial Co., Ltd.........................      70      85,493
*   Taewoong Co., Ltd....................................   3,151      32,158
    Taeyoung Engineering & Construction Co., Ltd.........   4,719      56,780
    TechWing, Inc........................................   3,343      29,743
    TES Co., Ltd.........................................   2,837      35,290
    TK Corp..............................................   2,960      33,783
    Tongyang Life Insurance Co., Ltd.....................   5,937      26,265
    Tongyang, Inc........................................  19,744      35,936
    Top Engineering Co., Ltd.............................   3,288      23,304
*   Toptec Co., Ltd......................................   2,680      26,595
    Tovis Co., Ltd.......................................   1,651      10,475
    Unid Co., Ltd........................................   1,341      56,779
    Union Semiconductor Equipment & Materials Co., Ltd...   8,375      33,777
*   Wonik Holdings Co., Ltd..............................   8,665      32,920
*   Wonik Materials Co., Ltd.............................   1,147      23,536
*   Woongjin Co., Ltd....................................  15,317      32,470
    Y G-1 Co., Ltd.......................................   3,707      37,139
    Yong Pyong Resort Co., Ltd...........................   5,843      48,835
    Youlchon Chemical Co., Ltd...........................   2,606      35,137
    Young Poong Corp.....................................      78      53,818
*   Youngone Corp........................................   3,385     105,485
    Youngone Holdings Co., Ltd...........................     216      11,988
*   Yuanta Securities Korea Co., Ltd.....................  17,353      53,667
                                                                  -----------
TOTAL SOUTH KOREA........................................          18,893,244
                                                                  -----------
TAIWAN -- (16.5%)
    Ability Enterprise Co., Ltd..........................  36,000      16,290
    AcBel Polytech, Inc..................................  83,000      55,035
    Acer, Inc............................................ 503,000     327,946
    A-DATA Technology Co., Ltd...........................  51,000      69,039
    Advanced International Multitech Co., Ltd............  14,000      17,133
    Alchip Technologies, Ltd.............................  11,000      28,689
*   ALI Corp.............................................  59,000      22,274
    Alpha Networks, Inc..................................  73,000      43,070
    Altek Corp...........................................  59,000      51,431
    Ambassador Hotel (The)...............................  50,000      36,345
*   AmTRAN Technology Co., Ltd........................... 164,000      62,669
    APCB, Inc............................................  17,000      14,845
*   Apex International Co., Ltd..........................  28,000      40,556
    Ardentec Corp........................................  92,000      90,805
*   Asia Pacific Telecom Co., Ltd........................ 303,000      70,219

EMERGING MARKETS TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
TAIWAN -- (Continued)
    Asia Polymer Corp....................................  44,000 $ 19,699
    Asia Vital Components Co., Ltd.......................  60,000   49,675
    Bank of Kaohsiung Co., Ltd...........................  66,000   20,587
    BenQ Materials Corp..................................  35,000   22,648
    BES Engineering Corp................................. 257,000   62,061
    Capital Securities Corp.............................. 323,000   96,962
    Cathay Real Estate Development Co., Ltd.............. 104,000   70,702
    Celxpert Energy Corp.................................  10,000   10,847
    Channel Well Technology Co., Ltd.....................  31,000   24,074
    Chen Full International Co., Ltd.....................  12,000   14,452
    Cheng Loong Corp..................................... 135,000   86,562
    Cheng Uei Precision Industry Co., Ltd................  76,000   60,034
    Chia Chang Co., Ltd..................................  17,000   19,817
    Chia Hsin Cement Corp................................  51,000   23,150
    Chilisin Electronics Corp............................  28,000   77,334
    China Airlines, Ltd.................................. 438,000  151,935
    China Bills Finance Corp.............................  24,000   10,887
    China Chemical & Pharmaceutical Co., Ltd.............  76,000   45,945
    China General Plastics Corp..........................  76,000   58,680
    China Man-Made Fiber Corp............................ 249,000   80,432
    China Metal Products.................................  79,000   98,135
    China Motor Corp..................................... 109,000   85,227
*   China Petrochemical Development Corp................. 554,000  195,091
    Chin-Poon Industrial Co., Ltd........................  68,000   83,167
    Chipbond Technology Corp.............................  98,000  217,763
    ChipMOS Techinologies, Inc...........................  50,000   40,874
    Chong Hong Construction Co., Ltd.....................  31,000   85,927
    Chun Yuan Steel......................................  34,000   11,314
    Chung Hsin Electric & Machinery Manufacturing Corp...  73,000   47,451
*   Chung Hung Steel Corp................................ 161,000   62,185
    Chung Hwa Pulp Corp..................................  48,000   15,072
    Clevo Co.............................................  74,000   71,258
*   CMC Magnetics Corp................................... 360,000   82,393
    Compal Electronics, Inc.............................. 690,000  413,779
    Compeq Manufacturing Co., Ltd........................ 189,000  130,182
    Concord Securities Co., Ltd..........................  56,000   13,503
    Continental Holdings Corp............................  60,000   28,626
    Coretronic Corp......................................  66,000   98,947
    Co-Tech Development Corp.............................  32,000   31,807
    CyberTAN Technology, Inc.............................  61,000   30,513
    DA CIN Construction Co., Ltd.........................  60,000   39,697
    Darfon Electronics Corp..............................  37,000   54,656
    Darwin Precisions Corp...............................  94,000   53,522
*   D-Link Corp.......................................... 143,000   57,897
    Dynapack International Technology Corp...............  25,000   38,610
    E Ink Holdings, Inc.................................. 156,000  167,127
    Elite Semiconductor Memory Technology, Inc...........  56,000   60,306
    Elitegroup Computer Systems Co., Ltd.................  25,000   10,167
    Epistar Corp......................................... 178,000  154,461
    Eternal Materials Co., Ltd........................... 122,000   99,682
    Eva Airways Corp..................................... 376,799  184,226
*   Everest Textile Co., Ltd.............................  42,000   15,692
    Evergreen International Storage & Transport Corp.....  87,000   38,376
    Evergreen Marine Corp. Taiwan, Ltd................... 370,000  145,771
    Everlight Chemical Industrial Corp...................  50,000   26,592
    Everlight Electronics Co., Ltd.......................  70,000   70,274
    Excelsior Medical Co., Ltd...........................  12,000   18,984
    Far Eastern Department Stores, Ltd................... 162,000   87,051
    Far Eastern International Bank....................... 407,000  140,138

EMERGING MARKETS TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
TAIWAN -- (Continued)
    Farglory Land Development Co., Ltd...................  72,000 $ 88,028
*   Federal Corp.........................................  42,000   14,909
*   First Steamship Co., Ltd.............................  89,000   31,240
    FLEXium Interconnect, Inc............................  59,000  147,186
    FocalTech Systems Co., Ltd...........................  63,000   47,356
    Formosa Laboratories, Inc............................  10,000   13,081
    Formosa Taffeta Co., Ltd............................. 164,000  189,269
    Formosan Rubber Group, Inc...........................  33,000   16,339
    Formosan Union Chemical..............................  32,000   15,781
    Foxconn Technology Co., Ltd.......................... 154,000  300,531
    Fulgent Sun International Holding Co., Ltd...........   7,215   14,001
    Fulltech Fiber Glass Corp............................  62,000   32,808
    GCS Holdings, Inc....................................   8,000   14,346
    Gemtek Technology Corp...............................  62,000   50,631
    General Interface Solution Holding, Ltd..............  45,000  158,126
    Gigabyte Technology Co., Ltd.........................  96,000  128,190
*   Gigastorage Corp.....................................  51,000   13,191
    Global Brands Manufacture, Ltd.......................  77,000   33,269
    Global Mixed Mode Technology, Inc....................  15,000   31,899
    Globe Union Industrial Corp..........................  44,000   24,274
    Gloria Material Technology Corp......................  63,000   38,309
*   Gold Circuit Electronics, Ltd........................  64,000   28,121
    Goldsun Building Materials Co., Ltd.................. 141,000   40,205
    Grand Pacific Petrochemical.......................... 157,000  129,093
    Greatek Electronics, Inc.............................  44,000   58,821
    Hannstar Board Corp..................................  69,000   55,032
    HannStar Display Corp................................ 504,000  113,687
*   HannsTouch Solution, Inc............................. 121,000   31,954
    Hiroca Holdings, Ltd.................................  16,000   40,387
    Hitron Technology, Inc...............................  29,000   20,391
    Ho Tung Chemical Corp................................ 176,000   37,312
    Hong Pu Real Estate Development Co., Ltd.............  16,000   10,299
    Hsin Kuang Steel Co., Ltd............................  43,000   45,563
    Huaku Development Co., Ltd...........................  37,000   87,116
    Huang Hsiang Construction Corp.......................  28,000   23,889
    Hung Sheng Construction, Ltd.........................  97,000   89,627
    Ibase Technology, Inc................................  10,000   13,293
*   Ichia Technologies, Inc..............................  27,000   12,057
    IEI Integration Corp.................................  31,000   36,111
    Innolux Corp.........................................  62,000   21,381
    International CSRC Investment Holdings Co............ 120,000  171,374
    Inventec Corp........................................ 344,000  268,586
    ITE Technology, Inc..................................  13,000   14,361
    Jarllytec Co., Ltd...................................  10,000   21,876
    Jess-Link Products Co., Ltd..........................  13,000   11,329
    Jih Sun Financial Holdings Co., Ltd.................. 285,000   84,477
    KEE TAI Properties Co., Ltd..........................  49,000   19,555
    Kenda Rubber Industrial Co., Ltd.....................  25,000   24,453
    Kindom Construction Corp.............................  71,000   48,372
    King Yuan Electronics Co., Ltd....................... 207,000  160,345
    King's Town Bank Co., Ltd............................ 139,000  133,443
    Kinpo Electronics.................................... 205,000   75,039
    Kinsus Interconnect Technology Corp..................  61,000   90,065
    KS Terminals, Inc....................................  11,000   16,123
*   Kuo Toong International Co., Ltd.....................  29,000   21,706
    Lealea Enterprise Co., Ltd........................... 108,000   35,633
    Lextar Electronics Corp..............................  69,000   39,829
*   Li Peng Enterprise Co., Ltd..........................  38,000    9,738
    Lingsen Precision Industries, Ltd....................  39,000   11,713

EMERGING MARKETS TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
TAIWAN -- (Continued)
    Lite-On Semiconductor Corp...........................  38,000 $ 36,792
    Lite-On Technology Corp.............................. 302,000  450,960
    Long Bon International Co., Ltd......................  55,000   31,146
    Long Chen Paper Co., Ltd............................. 127,000   63,799
    Lung Yen Life Service Corp...........................  21,000   40,293
    Macronix International............................... 302,000  199,898
*   Mercuries Life Insurance Co., Ltd.................... 189,113   68,671
*   Microbio Co., Ltd....................................  59,000   28,357
    Mitac Holdings Corp.................................. 123,000  111,923
*   Motech Industries, Inc...............................  81,000   24,028
    MPI Corp.............................................   7,000   14,734
    Nan Ya Printed Circuit Board Corp....................  58,000   69,245
    O-Bank Co., Ltd......................................  38,000    9,707
    OptoTech Corp........................................ 110,000   66,686
*   Orient Semiconductor Electronics, Ltd................  82,709   33,113
    Oriental Union Chemical Corp.........................  44,000   38,133
*   Pan Jit International, Inc...........................  43,000   41,661
    Pan-International Industrial Corp....................  99,000   62,431
*   Phihong Technology Co., Ltd..........................  32,000   10,630
    Pou Chen Corp........................................ 309,000  374,752
    Powertech Technology, Inc............................ 121,000  284,060
    President Securities Corp............................ 103,000   44,597
    Prince Housing & Development Corp....................  34,000   12,046
    Promate Electronic Co., Ltd..........................  18,000   16,887
    Qisda Corp........................................... 289,000  186,588
    Quanta Storage, Inc..................................  17,000   17,160
*   Radium Life Tech Co., Ltd............................ 166,000   77,456
    Rechi Precision Co., Ltd.............................  31,000   26,986
    Rich Development Co., Ltd............................  50,000   14,848
    Ruentex Development Co., Ltd.........................  89,000  136,247
    Ruentex Industries, Ltd..............................  60,000  161,969
    Sampo Corp...........................................  43,200   20,117
    San Fang Chemical Industry Co., Ltd..................  20,000   15,851
    Sanyang Motor Co., Ltd............................... 100,000   66,050
    Sesoda Corp..........................................  16,000   13,647
    Shihlin Electric & Engineering Corp..................  22,000   29,031
    Shin Zu Shing Co., Ltd...............................  30,000   88,149
*   Shining Building Business Co., Ltd...................  33,000   11,208
    Shinkong Synthetic Fibers Corp....................... 199,000   77,203
    Sigurd Microelectronics Corp.........................  81,000   75,896
*   Silicon Integrated Systems Corp......................  82,000   24,147
    Sincere Navigation Corp..............................  88,000   43,957
    Sino-American Silicon Products, Inc..................  94,000  206,806
    Sinon Corp...........................................  56,000   30,812
*   Solar Applied Materials Technology Co................  54,000   33,997
    Sunplus Technology Co., Ltd..........................  98,000   37,592
    Sunspring Metal Corp.................................  12,000   12,652
    Supreme Electronics Co., Ltd.........................  63,000   60,830
    Swancor Holding Co., Ltd.............................  10,000   29,739
    Syncmold Enterprise Corp.............................  29,000   66,067
    Synnex Technology International Corp................. 242,000  302,400
    Systex Corp..........................................  29,000   61,394
    Ta Ya Electric Wire & Cable.......................... 111,000   37,432
    Taichung Commercial Bank Co., Ltd.................... 361,000  124,116
    Taiflex Scientific Co., Ltd..........................  39,000   47,222
    Tainan Spinning Co., Ltd.............................  95,000   37,516
    Taiwan Business Bank................................. 688,000  249,834
    Taiwan Chinsan Electronic Industrial Co., Ltd........  13,000   15,928
    Taiwan Fertilizer Co., Ltd........................... 123,000  174,812

EMERGING MARKETS TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES  VALUE>>
                                                          ------- --------
TAIWAN -- (Continued)
    Taiwan Fire & Marine Insurance Co., Ltd..............  16,000 $ 10,302
    Taiwan Glass Industry Corp........................... 153,000   65,816
    Taiwan Hon Chuan Enterprise Co., Ltd.................  46,000   75,060
    Taiwan Hopax Chemicals Manufacturing Co., Ltd........  20,000   12,346
*   Taiwan Land Development Corp......................... 124,000   33,386
    Taiwan Navigation Co., Ltd...........................  52,000   30,143
    Taiwan PCB Techvest Co., Ltd.........................  53,000   53,098
    Taiwan Pulp & Paper Corp.............................  22,000   13,635
    Taiwan Shin Kong Security Co., Ltd...................  21,000   26,059
    Taiwan Surface Mounting Technology Corp..............  61,000   93,138
    Taiwan TEA Corp...................................... 120,000   62,122
    Teco Electric and Machinery Co., Ltd................. 352,000  214,801
    Test-Rite International Co., Ltd.....................  18,000   13,220
    Thye Ming Industrial Co., Ltd........................  15,000   15,659
    Ton Yi Industrial Corp............................... 154,000   65,444
    Tong Yang Industry Co., Ltd..........................  84,000  107,619
*   Tong-Tai Machine & Tool Co., Ltd.....................  18,000   10,594
    TOPBI International Holdings, Ltd....................   7,000   18,426
    TPK Holding Co., Ltd.................................  55,000   92,877
    Transcend Information, Inc...........................  32,000   69,712
    Tripod Technology Corp...............................  80,000  215,232
    TSRC Corp............................................  28,000   25,713
    Tung Ho Steel Enterprise Corp........................ 127,000   81,898
    TXC Corp.............................................  60,000   66,518
    TYC Brother Industrial Co., Ltd......................  38,000   30,085
*   Tycoons Group Enterprise.............................  88,000   19,876
    Tyntek Corp..........................................  60,000   34,208
    U-Ming Marine Transport Corp.........................  81,000   80,945
    Unimicron Technology Corp............................ 207,000  154,869
    Union Bank Of Taiwan................................. 102,000   33,248
    Unitech Printed Circuit Board Corp................... 122,000   61,584
*   Unity Opto Technology Co., Ltd.......................  46,000   13,058
*   Unizyx Holding Corp..................................  28,000   12,540
    UPC Technology Corp.................................. 145,000   58,605
    USI Corp............................................. 102,000   39,929
    Wah Lee Industrial Corp..............................   7,000   11,508
    Walsin Lihwa Corp.................................... 448,000  259,880
    Walton Advanced Engineering, Inc.....................  49,000   18,052
    Wan Hai Lines, Ltd................................... 101,000   52,096
    Waterland Financial Holdings Co., Ltd................ 394,000  127,687
    Weikeng Industrial Co., Ltd..........................  66,000   41,736
    Well Shin Technology Co., Ltd........................   9,000   15,301
    Weltrend Semiconductor...............................  18,000   14,305
    Winbond Electronics Corp............................. 533,000  264,365
    Wisdom Marine Lines Co., Ltd.........................  56,000   53,399
    Wistron Corp......................................... 445,000  311,877
    WPG Holdings, Ltd.................................... 243,000  311,531
    WT Microelectronics Co., Ltd.........................  90,000  120,619
*   WUS Printed Circuit Co., Ltd.........................  35,000   18,646
    * Yang Ming Marine Transport Corp.................... 204,000   59,920
    YC Co., Ltd..........................................  53,000   23,365
    YC INOX Co., Ltd.....................................  51,000   41,941
    Yeong Guan Energy Technology Group Co., Ltd..........  23,000   49,907
    YFY, Inc............................................. 172,000   65,113
    Yieh Phui Enterprise Co., Ltd........................ 189,000   62,064
    Youngtek Electronics Corp............................  21,000   29,077
    Yulon Motor Co., Ltd................................. 228,000  137,251
    Zenitron Corp........................................  27,000   19,071
    Zhen Ding Technology Holding, Ltd....................  80,000  210,246

EMERGING MARKETS TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
TAIWAN -- (Continued)
    Zig Sheng Industrial Co., Ltd........................    34,000 $    10,119
    Zinwell Corp.........................................    70,000      46,413
                                                                    -----------
TOTAL TAIWAN.............................................            17,951,854
                                                                    -----------
THAILAND -- (3.7%)
    Amata Corp. PCL......................................    91,300      65,752
    Ananda Development PCL...............................   401,800      45,784
    AP Thailand PCL......................................   293,300      65,715
    Bangchak Corp. PCL...................................    95,800      98,889
    Bangkok Airways PCL..................................    83,900      32,762
    Bangkok Land PCL..................................... 2,102,200     113,041
    Bangkok Life Assurance PCL...........................    90,900      80,011
    Banpu PCL............................................   379,900     201,851
*   BEC World PCL........................................   262,400      45,774
    Dhipaya Insurance PCL................................    56,600      41,486
    Eastern Water Resources Development and Management
      PCL, Class F.......................................   179,600      62,085
    Esso Thailand PCL....................................   190,000      66,288
    GFPT PCL.............................................    94,100      43,673
    Global Green Chemicals PCL, Class F..................    42,800      14,521
    Golden Land Property Development PCL.................   183,800      43,240
    Hana Microelectronics PCL............................   102,200     112,856
    IRPC PCL............................................. 1,479,100     272,220
*   Italian-Thai Development PCL.........................   219,300      17,969
    KGI Securities Thailand PCL..........................   205,600      30,666
    Kiatnakin Bank PCL...................................   104,800     229,777
    LH Financial Group PCL............................... 1,591,600      72,849
    LPN Development PCL..................................   181,500      40,956
    MBK PCL..............................................   137,900      86,953
    Polyplex Thailand PCL................................    55,700      24,781
*   Precious Shipping PCL................................   146,100      38,346
    Pruksa Holding PCL...................................   109,100      62,158
    Quality Houses PCL................................... 1,289,400     122,161
    Rojana Industrial Park PCL...........................    62,400      10,586
    Sansiri PCL.......................................... 1,743,700      75,346
    SC Asset Corp. PCL...................................   297,500      27,615
*   SCG Ceramics PCL.....................................   390,100      26,970
    Siam City Cement PCL.................................    12,989      96,453
    Siam Future Development PCL..........................   132,700      32,918
    Siamgas & Petrochemicals PCL.........................   137,400      46,177
*   Singha Estate PCL....................................   555,700      60,119
    SPCG PCL.............................................    74,000      45,003
    Sri Trang Agro-Industry PCL..........................   138,500      67,383
    Star Petroleum Refining PCL..........................   319,200     111,364
    Supalai PCL..........................................   200,000     123,550
*   Super Energy Corp. PCL............................... 2,236,200      41,514
    SVI PCL..............................................   229,100      38,498
*   Thai Airways International PCL.......................   121,900      51,893
    Thai Union Group PCL, Class F........................   338,700     202,727
    Thanachart Capital PCL...............................   106,600     183,396
    Thoresen Thai Agencies PCL...........................   239,200      39,430
    Tipco Asphalt PCL....................................   111,700      51,484
    Tisco Financial Group PCL............................    57,900     153,356
    TMB Bank PCL......................................... 1,861,300     131,067
    TPI Polene PCL.......................................   908,800      62,250
    TPI Polene Power PCL.................................   430,300      88,147
    Unique Engineering & Construction PCL................   141,900      46,781
    Univentures PCL......................................   109,300      24,839

EMERGING MARKETS TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES    VALUE>>
                                                          ------- ------------
THAILAND -- (Continued)
    Vinythai PCL.........................................  73,200 $     57,168
                                                                  ------------
TOTAL THAILAND...........................................            4,028,598
                                                                  ------------
TURKEY -- (1.2%)
    Aksa Akrilik Kimya Sanayii A.S.......................  13,028       21,876
*   Aksa Enerji Uretim A.S...............................  34,262       20,012
    Albaraka Turk Katilim Bankasi A.S....................  43,951       10,811
    Anadolu Cam Sanayii A.S..............................  36,374       20,573
    Arcelik A.S..........................................  44,449      159,472
    Aygaz A.S............................................   4,735       11,168
*   Bera Holding A.S.....................................  69,189       28,133
    Coca-Cola Icecek A.S.................................  18,920      121,052
*   Dogan Sirketler Grubu Holding A.S.................... 237,501       51,918
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S..............................  22,452       12,922
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class A............................................  24,655       10,746
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
      Class D............................................  43,130       21,902
    Kordsa Teknik Tekstil A.S............................  12,570       21,558
    Nuh Cimento Sanayi A.S...............................   7,715       10,574
*   Pegasus Hava Tasimaciligi A.S........................   6,826       40,017
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...  22,178       14,767
*   Sekerbank Turk AS....................................  54,024       12,659
    TAV Havalimanlari Holding A.S........................  27,645      149,276
    Trakya Cam Sanayii A.S............................... 111,081       78,082
    Turkiye Halk Bankasi A.S............................. 142,313      209,801
    Turkiye Sinai Kalkinma Bankasi A.S................... 402,201       66,205
    Turkiye Vakiflar Bankasi TAO, Class D................ 170,774      158,267
*   Vestel Elektronik Sanayi ve Ticaret A.S..............  25,869       34,054
*   Zorlu Enerji Elektrik Uretim A.S..................... 181,253       51,500
                                                                  ------------
TOTAL TURKEY.............................................            1,337,345
                                                                  ------------
TOTAL COMMON STOCKS......................................          106,060,142
                                                                  ------------
PREFERRED STOCKS -- (1.5%)
BRAZIL -- (1.4%)
    Banco ABC Brasil S.A.................................  20,600      112,710
    Banco do Estado do Rio Grande do Sul SA, Class B.....  39,700      255,852
    Cia Brasileira de Distribuicao.......................  11,467      306,169
    Cia Ferro Ligas da Bahia - FERBASA...................   9,800       61,980
    Gerdau SA............................................  73,900      317,363
    Marcopolo SA......................................... 124,624      139,500
    Randon SA Implementos e Participacoes................  34,900       95,790
    Unipar Carbocloro SA.................................   1,309       13,450
    Usinas Siderurgicas de Minas Gerais SA, Class A......  93,700      252,254
                                                                  ------------
TOTAL BRAZIL.............................................            1,555,068
                                                                  ------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA..................................  68,868       38,149
                                                                  ------------
SOUTH KOREA -- (0.0%)
*   CJ Corp..............................................     284        9,359
                                                                  ------------
TOTAL PREFERRED STOCKS...................................            1,602,576
                                                                  ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 02/04/19..................     460          848

EMERGING MARKETS TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------ ------------
BRAZIL -- (Continued)
* LOG Commercial Properties e Participacoes SA Rights
  02/07/19............................................... 645    $          2
                                                                 ------------
TOTAL BRAZIL.............................................                 850
                                                                 ------------
TOTAL INVESTMENT SECURITIES..............................         107,663,568
                                                                 ------------

                                                                   VALUE+
                                                                 ------------
SECURITIES LENDING COLLATERAL -- (0.9%)
@(S) DFA Short Term Investment Fund...................... 79,804      923,411
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $100,622,896)^^..................................        $108,586,979
                                                                 ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                        --------------------------------------------
                                          LEVEL 1       LEVEL 2   LEVEL 3    TOTAL
                                        -----------   ----------- ------- ------------
Common Stocks
  Brazil............................... $ 1,502,270   $ 7,758,697   --    $  9,260,967
  Chile................................          --       991,167   --         991,167
  China................................   1,483,457    17,726,193   --      19,209,650
  Colombia.............................     389,819            --   --         389,819
  India................................      67,904    11,772,039   --      11,839,943
  Indonesia............................          --     3,168,843   --       3,168,843
  Malaysia.............................          --     2,910,957   --       2,910,957
  Mexico...............................   4,150,817            --   --       4,150,817
  Philippines..........................          --     1,323,039   --       1,323,039
  Poland...............................          --     2,055,718   --       2,055,718
  Russia...............................     959,803       133,341   --       1,093,144
  South Africa.........................     726,469     6,728,566   --       7,455,035
  South Korea..........................          --    18,893,241   --      18,893,241
  Taiwan...............................          --    17,951,859   --      17,951,859
  Thailand.............................   4,028,598            --   --       4,028,598
  Turkey...............................          --     1,337,345   --       1,337,345
Preferred Stocks
  Brazil...............................          --     1,555,068   --       1,555,068
  Colombia.............................      38,149            --   --          38,149
  South Korea..........................          --         9,359   --           9,359
Rights/Warrants
  Brazil...............................          --           850   --             850
Securities Lending Collateral..........          --       923,411   --         923,411
                                        -----------   -----------   --    ------------
TOTAL.................................. $13,347,286   $95,239,693   --    $108,586,979
                                        ===========   ===========   ==    ============

               DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
                                                              -------
BONDS -- (90.2%)
AUSTRALIA -- (0.6%)
Australia & New Zealand Banking Group, Ltd.
    0.750%, 09/29/26..................................... EUR     300 $   336,061
Westpac Banking Corp.
    2.125%, 05/02/25..................................... GBP     700     921,145
                                                                      -----------
TOTAL AUSTRALIA..........................................               1,257,206
                                                                      -----------
AUSTRIA -- (1.8%)
Oesterreichische Kontrollbank AG
    0.250%, 09/26/24..................................... EUR   1,700   1,956,327
Republic of Austria Government Bond
W   0.750%, 10/20/26..................................... EUR   1,600   1,908,210
                                                                      -----------
TOTAL AUSTRIA............................................               3,864,537
                                                                      -----------
BELGIUM -- (1.7%)
Anheuser-Busch InBev SA
    2.250%, 05/24/29..................................... GBP     700     860,578
Kingdom of Belgium Government Bond
    5.500%, 03/28/28..................................... EUR   1,700   2,809,763
                                                                      -----------
TOTAL BELGIUM............................................               3,670,341
                                                                      -----------
CANADA -- (8.6%)
Alimentation Couche-Tard, Inc.
    1.875%, 05/06/26..................................... EUR     800     915,188
Bank of Montreal
    1.900%, 08/27/21.....................................       2,000   1,950,352
Bank of Nova Scotia (The)
    2.620%, 12/02/26..................................... CAD   1,000     747,578
Province of Alberta Canada
    3.300%, 03/15/28.....................................       4,000   4,059,320
Province of Ontario Canada
    2.600%, 09/08/23..................................... CAD   2,500   1,927,547
Province of Quebec Canada
    2.750%, 04/12/27.....................................       4,000   3,926,684
Toronto-Dominion Bank (The)
    0.625%, 07/20/23..................................... EUR   1,700   1,962,110
Toyota Credit Canada, Inc.
    2.700%, 01/25/23..................................... CAD   4,000   3,032,688
                                                                      -----------
TOTAL CANADA.............................................              18,521,467
                                                                      -----------
DENMARK -- (2.2%)
Danske Bank A.S.
W   4.375%, 06/12/28.....................................       1,000     931,660
Denmark Government Bond
    0.500%, 11/15/27..................................... DKK  11,000   1,746,973
DENMARK -- (Continued)
Kommunekredit
    0.750%, 05/18/27..................................... EUR   1,700 $ 1,978,953
                                                                      -----------
TOTAL DENMARK............................................               4,657,586
                                                                      -----------
FINLAND -- (2.3%)
Municipality Finance P.L.C.
    1.250%, 12/07/22..................................... GBP   3,000   3,928,487
Nordea Bank AB
    0.875%, 06/26/23..................................... EUR     800     913,088
                                                                      -----------
TOTAL FINLAND............................................               4,841,575
                                                                      -----------
FRANCE -- (7.3%)
Agence Francaise de Developpement
    1.375%, 07/05/32..................................... EUR     600     700,451
BNP Paribas SA
    1.625%, 02/23/26..................................... EUR     800     971,368
BPCE SA
    0.875%, 01/31/24..................................... EUR     700     788,570
Credit Agricole SA
    2.375%, 05/20/24..................................... EUR     800     993,366
Dexia Credit Local SA
    1.000%, 10/18/27..................................... EUR   1,000   1,163,063
French Republic Government Bond OAT
    0.500%, 05/25/25..................................... EUR   1,600   1,881,348
Orange SA
    8.125%, 01/28/33..................................... EUR     500     963,594
Pernod Ricard SA
    1.500%, 05/18/26..................................... EUR     600     701,750
Sanofi
    3.625%, 06/19/28.....................................       2,000   2,039,214
SNCF Mobilites
    5.375%, 03/18/27..................................... GBP   1,600   2,652,872
SNCF Reseau EPIC
    5.250%, 12/07/28..................................... GBP   1,000   1,697,970
Societe Generale SA
    1.375%, 01/13/28..................................... EUR     900     996,179
                                                                      -----------
TOTAL FRANCE.............................................              15,549,745
                                                                      -----------
GERMANY -- (3.8%)
Amphenol Technologies Holding GmbH
    2.000%, 10/08/28..................................... EUR     600     698,981
Daimler AG
    1.375%, 05/11/28..................................... EUR     900   1,000,043
Kreditanstalt fuer Wiederaufbau
    2.050%, 02/16/26..................................... JPY 258,000   2,739,454

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
                                                              -------
GERMANY -- (Continued)
Landwirtschaftliche Rentenbank
    2.000%, 01/13/25.....................................         800 $   771,076
State of North Rhine-Westphalia Germany
    0.950%, 03/13/28..................................... EUR   2,500   2,960,893
                                                                      -----------
TOTAL GERMANY............................................               8,170,447
                                                                      -----------
IRELAND -- (0.4%)
Perrigo Finance Unlimited Co.
    4.375%, 03/15/26.....................................       1,000     929,829
                                                                      -----------
JAPAN -- (1.7%)
Development Bank of Japan, Inc.
    1.700%, 09/20/22..................................... JPY 120,000   1,170,985
Mitsubishi UFJ Financial Group, Inc.
    3.677%, 02/22/27.....................................       1,000     999,663
Mizuho Financial Group, Inc.
    2.839%, 09/13/26.....................................         600     562,849
Sumitomo Mitsui Financial Group, Inc.
    3.784%, 03/09/26.....................................       1,000   1,005,790
                                                                      -----------
TOTAL JAPAN..............................................               3,739,287
                                                                      -----------
LUXEMBOURG -- (2.1%)
Allergan Funding SCS
    2.125%, 06/01/29..................................... EUR     800     880,378
DH Europe Finance SA
    1.200%, 06/30/27..................................... EUR     800     914,563
European Financial Stability Facility
    0.625%, 10/16/26..................................... EUR   1,700   1,979,684
Whirlpool Finance Luxembourg Sarl
    1.100%, 11/09/27..................................... EUR     650     692,771
                                                                      -----------
TOTAL LUXEMBOURG.........................................               4,467,396
                                                                      -----------
NETHERLANDS -- (4.9%)
ABN AMRO Bank NV
    1.000%, 04/16/25..................................... EUR     800     926,891
BNG Bank NV
    1.000%, 01/12/26..................................... EUR   1,600   1,908,027
Deutsche Telekom International Finance BV
    1.375%, 01/30/27..................................... EUR     800     918,584
ING Groep NV
    1.375%, 01/11/28..................................... EUR     900   1,017,215
Koninklijke KPN NV
    1.125%, 09/11/28..................................... EUR     900     992,210
Koninklijke Philips NV
    1.375%, 05/02/28..................................... EUR     800     910,799
Mylan NV
    2.250%, 11/22/24..................................... EUR     800     914,365
NETHERLANDS -- (Continued)
Nederlandse Waterschapsbank NV
    1.000%, 03/01/28..................................... EUR   1,000 $ 1,183,402
Siemens Financieringsmaatschappij NV
    1.000%, 09/06/27..................................... EUR     800     922,604
Unilever NV
    1.375%, 07/31/29..................................... EUR     700     812,013
                                                                      -----------
TOTAL NETHERLANDS........................................              10,506,110
                                                                      -----------
NORWAY -- (1.2%)
Kommunalbanken A.S.
    0.625%, 04/20/26..................................... EUR   1,700   1,971,173
Norway Government Bond
W   1.750%, 02/17/27..................................... NOK   5,500     657,278
                                                                      -----------
TOTAL NORWAY.............................................               2,628,451
                                                                      -----------
SPAIN -- (0.9%)
Banco Santander SA
    1.375%, 12/14/22..................................... EUR     800     944,678
Telefonica Emisiones SA
    5.375%, 02/02/26..................................... GBP     600     912,710
                                                                      -----------
TOTAL SPAIN..............................................               1,857,388
                                                                      -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.2%) Asian Development
Bank
    2.350%, 06/21/27..................................... JPY 480,000   5,304,656
European Investment Bank
    1.900%, 01/26/26..................................... JPY 501,000   5,257,043
European Union
    1.250%, 04/04/33..................................... EUR     500     596,222
International Bank for Reconstruction & Development
    5.750%, 06/07/32..................................... GBP   2,200   4,264,733
                                                                      -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                           15,422,654
                                                                      -----------
SWEDEN -- (1.4%)
Kommuninvest I Sverige AB
    0.750%, 02/22/23..................................... SEK   5,000     559,675
Sweden Government Bond
    2.250%, 06/01/32..................................... SEK  18,000   2,363,980
                                                                      -----------
TOTAL SWEDEN.............................................               2,923,655
                                                                      -----------
SWITZERLAND -- (0.9%)
Credit Suisse AG
    1.500%, 04/10/26..................................... EUR     800     953,637

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO
CONTINUED


                                         FACE
                                        AMOUNT^   VALUE+
                                        ------- ----------
                                         (000)
                                        -------
SWITZERLAND -- (Continued)
UBS Group Funding Switzerland AG
   1.250%, 09/01/26................ EUR    800  $  905,803
                                                ----------
TOTAL SWITZERLAND..................              1,859,440
                                                ----------
UNITED KINGDOM -- (4.5%)
AstraZeneca P.L.C.
   5.750%, 11/13/31................ GBP    500     870,634
Barclays P.L.C.
   4.375%, 01/12/26................      1,000     982,981
British Telecommunications P.L.C.
   3.125%, 11/21/31................ GBP    700     901,625
Coca-Cola European Partners P.L.C.
   2.625%, 11/06/23................ EUR    800   1,001,021
GlaxoSmithKline Capital P.L.C.
   1.000%, 09/12/26................ EUR    800     915,533
HSBC Holdings P.L.C.
   3.400%, 03/08/21................        900     905,617
Lloyds Banking Group P.L.C.
   1.500%, 09/12/27................ EUR    900     995,649
Mead Johnson Nutrition Co.
   4.125%, 11/15/25................        600     624,871
Nationwide Building Society
   3.250%, 01/20/28................ GBP    700     973,907
Sky, Ltd.
   4.000%, 11/26/29................ GBP    600     890,433
Vodafone Group P.L.C.
   1.875%, 11/20/29................ EUR    600     675,368
                                                ----------
TOTAL UNITED KINGDOM...............              9,737,639
                                                ----------
UNITED STATES -- (36.7%)
AbbVie, Inc.
   4.250%, 11/14/28................        600     596,953
Aetna, Inc.
   3.500%, 11/15/24................        693     686,239
American Express Co.
   3.000%, 10/30/24................      1,000     971,695
American International Group, Inc.
   1.875%, 06/21/27................ EUR    800     906,328
American Water Capital Corp.
   2.950%, 09/01/27................        800     763,110
Amgen, Inc.
   4.000%, 09/13/29................ GBP    700   1,012,748
Anthem, Inc.
   4.101%, 03/01/28................      1,000   1,012,956
Apple, Inc.
   1.375%, 05/24/29................ EUR  1,600   1,891,585
   3.050%, 07/31/29................ GBP  1,300   1,833,267
Applied Materials, Inc.
   3.300%, 04/01/27................      1,000     993,988
Arrow Electronics, Inc.
   3.875%, 01/12/28................      1,000     917,447
UNITED STATES -- (Continued)
AT&T, Inc.
   3.825%, 11/25/20................ CAD  1,200  $  930,136
Autodesk, Inc.
   3.500%, 06/15/27................        500     473,518
AutoZone, Inc.
   2.500%, 04/15/21................        600     585,913
Avnet, Inc.
   4.625%, 04/15/26................        500     492,071
Bank of America Corp.
   7.000%, 07/31/28................ GBP    600   1,065,175
Baxter International, Inc.
   2.600%, 08/15/26................      1,000     926,222
Best Buy Co., Inc.
   4.450%, 10/01/28................        800     761,282
Biogen, Inc.
   4.050%, 09/15/25................        900     919,971
BMW US Capital LLC
   1.000%, 04/20/27................ EUR    900   1,008,715
Booking Holdings, Inc.
   3.550%, 03/15/28................        500     481,879
Bristol-Myers Squibb Co.
   1.000%, 05/15/25................ EUR    800     918,885
Brown-Forman Corp.
   2.600%, 07/07/28................ GBP    700     932,577
CA, Inc.
   4.700%, 03/15/27................      1,000     958,873
Campbell Soup Co.
   4.150%, 03/15/28................        600     576,048
Capital One Financial Corp.
   3.750%, 03/09/27................        600     579,560
Cardinal Health, Inc.
   3.410%, 06/15/27................      1,000     931,789
CBS Corp.
   4.000%, 01/15/26................        600     593,057
Celgene Corp.
   3.450%, 11/15/27................        600     573,728
Chubb INA Holdings, Inc.
   1.550%, 03/15/28................ EUR    800     921,691
Citigroup, Inc.
   1.625%, 03/21/28................ EUR    800     914,063
Citizens Bank N.A.
   3.700%, 03/29/23................        900     907,749
CNA Financial Corp.
   3.950%, 05/15/24................        900     896,883
Comcast Corp.
   5.500%, 11/23/29................ GBP    600   1,009,629
Constellation Brands, Inc.
   3.600%, 02/15/28................        500     478,112
Costco Wholesale Corp.
   3.000%, 05/18/27................      1,500   1,468,486
Discovery Communications LLC
   1.900%, 03/19/27................ EUR    800     902,791
Dollar General Corp.
   4.150%, 11/01/25................        600     605,253
Dollar Tree, Inc.
   3.700%, 05/15/23................      1,000     989,118

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO
CONTINUED


                                            FACE
                                           AMOUNT^    VALUE+
                                           ------- ------------
                                            (000)
                                           -------
UNITED STATES -- (Continued)
Dover Corp.
   3.150%, 11/15/25                         1,000  $    958,984
E*TRADE Financial Corp.
   4.500%, 06/20/28...................      1,000       990,163
Eaton Vance Corp.
   3.500%, 04/06/27...................        477       464,294
FedEx Corp.
   1.625%, 01/11/27................... EUR    700       800,145
GATX Corp.
   3.500%, 03/15/28...................        600       551,967
General Dynamics Corp.
   2.125%, 08/15/26...................        600       552,463
General Mills, Inc.
   1.000%, 04/27/23................... EUR    525       608,170
General Motors Financial Co. Inc.
   3.250%, 01/05/23...................      1,000       956,232
Goldman Sachs Group, Inc. (The)
   7.125%, 08/07/25................... GBP    600       988,195
Harley-Davidson, Inc.
   3.500%, 07/28/25...................      1,000       962,240
Hewlett Packard Enterprise Co.
   4.900%, 10/15/25...................        900       941,660
Hyatt Hotels Corp.
   4.375%, 09/15/28...................        500       492,417
International Business Machines Corp.
   1.750%, 03/07/28................... EUR    800       951,952
JPMorgan Chase & Co.
   3.625%, 05/13/24...................        378       383,131
   3.500%, 12/18/26................... GBP    400       573,449
Kellogg Co.
   1.250%, 03/10/25................... EUR    800       919,247
Kraft Heinz Foods Co.
   2.250%, 05/25/28................... EUR    800       912,256
Lear Corp.
   3.800%, 09/15/27...................        500       462,386
Legg Mason, Inc.
   4.750%, 03/15/26...................        900       910,654
Liberty Mutual Group, Inc.
   2.750%, 05/04/26................... EUR    700       836,370
Loews Corp.
   3.750%, 04/01/26...................        600       604,174
Marsh & McLennan Cos., Inc.
   3.500%, 06/03/24...................      1,000       998,185
Mastercard, Inc.
   2.100%, 12/01/27................... EUR    500       624,557
McDonald's Corp.
   1.750%, 05/03/28................... EUR    800       936,263
McKesson Corp.
   3.125%, 02/17/29................... GBP    700       907,256
Medtronic, Inc.
   3.500%, 03/15/25...................      1,000     1,019,852
Molson Coors Brewing Co.
   1.250%, 07/15/24................... EUR    800       905,585
UNITED STATES -- (Continued)
Morgan Stanley
   1.375%, 10/27/26................... EUR    800  $    906,394
NVIDIA Corp.
   3.200%, 09/16/26...................        600       580,430
ONEOK, Inc.
   4.000%, 07/13/27...................        500       486,948
Oracle Corp.
   3.400%, 07/08/24...................      2,000     2,029,057
O'Reilly Automotive, Inc.
   3.600%, 09/01/27...................        600       580,370
PepsiCo, Inc.
   0.875%, 07/18/28................... EUR    900     1,004,229
Phillips 66 Partners L.P.
   3.750%, 03/01/28...................        500       475,784
PPG Industries, Inc.
   1.400%, 03/13/27................... EUR    800       907,450
Progressive Corp
   6.250%, 12/01/32...................        500       621,001
Prudential Financial, Inc.
   3.878%, 03/27/28...................        600       615,673
QUALCOMM, Inc.
   3.450%, 05/20/25...................      1,000       984,707
salesforce.com, Inc.
   3.700%, 04/11/28...................      1,000     1,022,732
Spirit AeroSystems, Inc.
   4.600%, 06/15/28...................      1,000       982,626
Stryker Corp.
   3.650%, 03/07/28...................      1,000       989,836
SunTrust Bank
   2.450%, 08/01/22...................      1,000       974,154
Sysco Corp.
   3.300%, 07/15/26...................      1,000       965,346
Thermo Fisher Scientific, Inc.
   1.375%, 09/12/28................... EUR    900       992,814
TJX Cos. Inc
   2.750%, 06/15/21...................        315       313,281
Total System Services, Inc.
   4.450%, 06/01/28...................        500       497,885
United Parcel Service, Inc.
   1.000%, 11/15/28................... EUR    800       904,804
Verizon Communications, Inc.
   2.625%, 12/01/31................... EUR    800       975,510
VF Corp.
   0.625%, 09/20/23................... EUR    700       802,225
Walgreens Boots Alliance, Inc.
   3.600%, 11/20/25................... GBP    700       956,598
Walmart, Inc.
   5.750%, 12/19/30................... GBP  1,000     1,821,680
Walt Disney Co. (The)
   2.758%, 10/07/24................... CAD  1,000       757,441
Wells Fargo & Co.
   1.000%, 02/02/27................... EUR    900       998,396
                                                   ------------
TOTAL UNITED STATES...................               78,749,108
                                                   ------------
TOTAL BONDS...........................              193,353,861
                                                   ------------

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^    VALUE+
                                                            ------- ------------
                                                             (000)
AGENCY OBLIGATIONS -- (9.3%)
Federal Home Loan Bank
   3.125%, 09/12/25........................................  3,000  $  3,055,764
   3.250%, 06/09/28........................................  4,000     4,065,864
Federal Home Loan Mortgage Corp.
   6.750%, 03/15/31........................................    800     1,089,480
Federal National Mortgage Association
   2.000%, 10/05/22........................................  2,000     1,964,068
   2.625%, 09/06/24........................................  4,000     4,001,448
Tennessee Valley Authority
   2.875%, 09/15/24........................................  1,800     1,816,760
   2.875%, 02/01/27........................................  4,000     3,970,944
                                                                    ------------
TOTAL AGENCY OBLIGATIONS...................................           19,964,328
                                                                    ------------
U.S. TREASURY OBLIGATIONS -- (0.5%)
U.S. Treasury Notes
   2.125%, 12/31/22........................................  1,100  $  1,087,152
                                                                    ------------
TOTAL INVESTMENT SECURITIES................................          214,405,341
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $210,293,854)^^........         $214,405,341
                                                                    ============

As of January 31, 2019, DFAGlobal Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                   UNREALIZED
                                                                                    FOREIGN
                                                                                    EXCHANGE
                                                                      SETTLEMENT  APPRECIATION
CURRENCY PURCHASED      CURRENCY SOLD           COUNTERPARTY             DATE    (DEPRECIATION)
-------------------   ------------------ ---------------------------- ---------- --------------
USD     5,829,921     CAD      7,625,373 State Street Bank and Trust   02/07/19    $  25,729
USD       477,718     JPY     51,501,311 Citibank, N.A.                04/05/19        2,532
USD     1,751,541     DKK     11,324,990 Citibank, N.A.                04/05/19        5,580
USD     3,020,586     SEK     26,726,917 Citibank, N.A.                04/05/19       52,451
USD    14,168,910     JPY  1,527,021,238 Citibank, N.A.                04/05/19       79,568
USD    71,695,544     EUR     62,098,043 State Street Bank and Trust   04/05/19      246,375
                                                                                   ---------
TOTAL APPRECIATION                                                                 $ 412,235
USD        61,306     CAD         83,225 Citibank, N.A.                02/07/19    $  (2,042)
USD     1,434,310     CAD      1,953,411 Citibank, N.A.                02/07/19      (52,564)
USD       662,323     NOK      5,650,785 Citibank, N.A.                02/08/19       (7,811)
USD    29,327,222     GBP     22,959,305 Citibank, N.A.                02/08/19     (792,351)
USD       757,713     EUR        662,308 Citibank, N.A.                04/05/19       (4,329)
USD     1,226,748     EUR      1,067,532 Citibank, N.A.                04/05/19       (1,540)
                                                                                   ---------
TOTAL (DEPRECIATION)                                                               $(860,637)
                                                                                   ---------
TOTAL APPRECIATION
  (DEPRECIATION)                                                                   $(448,402)
                                                                                   =========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------
                               LEVEL 1     LEVEL 2   LEVEL 3   TOTAL
                               -------    ---------- ------- ----------
Bonds
   Australia..................   --       $1,257,207   --    $1,257,207
   Austria....................   --        3,864,537   --     3,864,537
   Belgium....................   --        3,670,341   --     3,670,341

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO
CONTINUED


                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                    ------- ------------  ------- ------------
   Canada..........................   --    $ 18,521,469    --    $ 18,521,469
   Denmark.........................   --       4,657,587    --       4,657,587
   Finland.........................   --       4,841,574    --       4,841,574
   France..........................   --      15,549,745    --      15,549,745
   Germany.........................   --       8,170,447    --       8,170,447
   Ireland.........................   --         929,829    --         929,829
   Japan...........................   --       3,739,287    --       3,739,287
   Luxembourg......................   --       4,467,395    --       4,467,395
   Netherlands.....................   --      10,506,110    --      10,506,110
   Norway..........................   --       2,628,451    --       2,628,451
   Spain...........................   --       1,857,388    --       1,857,388
   Supranational Organization
     Obligations...................   --      15,422,655    --      15,422,655
   Sweden..........................   --       2,923,654    --       2,923,654
   Switzerland.....................   --       1,859,439    --       1,859,439
   United Kingdom..................   --       9,737,638    --       9,737,638
   United States...................   --      78,749,108    --      78,749,108
Agency Obligations.................   --      19,964,328    --      19,964,328
U.S. Treasury Obligations..........   --       1,087,152    --       1,087,152
Forward Currency Contracts**.......   --        (448,402)   --        (448,402)
                                      --    ------------    --    ------------
TOTAL..............................   --    $213,956,939    --    $213,956,939
                                      ==    ============    ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2019, the Fund consisted of one hundred and four operational portfolios, (the "Portfolios") all of which are included in this document. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.

SECURITY VALUATION

The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2005 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio, and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios' investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Targeted Value Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large

Cap Growth Portfolio, International Small Cap Growth Portfolio, and International High Relative Profitability Portfolio and Emerging Markets Sustainability Core 1 Portfolio ), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios' shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of each Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Portfolios:

3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio's and Enhanced U.S. Large Company Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio's investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."

A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.

The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2019, the DFA Commodity Strategy Portfolio held $407,221,704 in the Subsidiary, representing 22.59% of DFA Commodity Strategy Portfolio's total assets.

7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.

The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.

Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

The Advisor and the Fund do not believe that a Portfolio's obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio's borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio's investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

FEDERAL TAX COST

At January 31, 2019, the total cost of securities for federal income tax purposes was:

                                                                FEDERAL
                                                                TAX COST
                                                               -----------
Enhanced U.S. Large Company Portfolio......................... $   280,816
U.S. Large Cap Value Portfolio................................  19,389,739
U.S. Targeted Value Portfolio.................................  10,281,865
U.S. Small Cap Value Portfolio................................  13,232,747
U.S. Core Equity 1 Portfolio..................................  18,260,920
U.S. Core Equity 2 Portfolio..................................  19,068,455
U.S. Vector Equity Portfolio..................................   3,573,851
U.S. Small Cap Portfolio......................................  16,185,419
U.S. Micro Cap Portfolio......................................   5,275,522
DFA Real Estate Securities Portfolio..........................   6,766,963
Large Cap International Portfolio.............................   4,556,611
International Core Equity Portfolio...........................  27,109,343
International Small Company Portfolio.........................  11,878,512
Global Small Company Portfolio................................      33,432
Japanese Small Company Portfolio..............................     563,826
Asia Pacific Small Company Portfolio..........................     377,320
United Kingdom Small Company Portfolio........................      28,438
Continental Small Company Portfolio...........................     607,776
DFA International Real Estate Securities Portfolio............   5,616,762
DFA Global Real Estate Securities Portfolio...................   7,063,151
DFA International Small Cap Value Portfolio...................  13,377,437
International Vector Equity Portfolio.........................   2,469,433
World ex U.S. Value Portfolio.................................     260,911
World ex U.S. Targeted Value Portfolio........................     524,411
World ex U.S. Core Equity Portfolio...........................   3,414,497
Selectively Hedged Global Equity Portfolio....................     339,515
Emerging Markets Portfolio....................................   4,179,414
Emerging Markets Small Cap Portfolio..........................   6,722,543

                                                                FEDERAL
                                                                TAX COST
                                                               -----------
Emerging Markets Value Portfolio.............................. $16,456,012
Emerging Markets Core Equity Portfolio........................  25,091,506
U.S. Large Cap Equity Portfolio...............................   1,206,040
DFA Commodity Strategy Portfolio..............................   2,578,891
DFA One-Year Fixed Income Portfolio...........................   8,045,881
DFA Two-Year Global Fixed Income Portfolio....................   5,625,273
DFA Selectively Hedged Global Fixed Income Portfolio..........   1,208,275
DFA Short-Term Government Portfolio...........................   2,377,606
DFA Five-Year Global Fixed Income Portfolio...................  14,816,721
DFA World ex U.S. Government Fixed Income Portfolio...........   1,161,848
DFA Intermediate Government Fixed Income Portfolio............   4,957,438
DFA Short-Term Extended Quality Portfolio.....................   5,774,564
DFA Intermediate-Term Extended Quality Portfolio..............   1,807,226
DFA Targeted Credit Portfolio.................................     691,286
DFA Investment Grade Portfolio................................   8,947,267
DFA Inflation-Protected Securities Portfolio..................   4,526,579
DFA Short-Term Municipal Bond Portfolio.......................   2,626,898
DFA Intermediate-Term Municipal Bond Portfolio................   1,796,777
DFA California Short-Term Municipal Bond Portfolio............   1,199,932
DFA California Intermediate-Term Municipal Bond Portfolio.....     438,341
DFA NY Municipal Bond Portfolio...............................     103,467
Dimensional Retirement Income Fund............................      18,639
Dimensional 2045 Target Date Retirement Income Fund...........      55,680
Dimensional 2050 Target Date Retirement Income Fund...........      46,262
Dimensional 2055 Target Date Retirement Income Fund...........      21,120
Dimensional 2060 Target Date Retirement Income Fund...........      15,632
Dimensional 2005 Target Date Retirement Income Fund...........       5,672
Dimensional 2010 Target Date Retirement Income Fund...........      17,908
Dimensional 2015 Target Date Retirement Income Fund...........      43,190
Dimensional 2020 Target Date Retirement Income Fund...........      98,977
Dimensional 2025 Target Date Retirement Income Fund...........     134,727
Dimensional 2030 Target Date Retirement Income Fund...........     137,022
Dimensional 2035 Target Date Retirement Income Fund...........     101,306
Dimensional 2040 Target Date Retirement Income Fund...........      77,707
DFA Short-Duration Real Return Portfolio......................   1,478,425
DFA Municipal Real Return Portfolio...........................     818,901
DFA Municipal Bond Portfolio..................................     454,206
CSTG&E International Social Core Equity Portfolio.............         708
CSTG&E U.S. Social Core Equity 2 Portfolio....................          10
World Core Equity Portfolio...................................     746,337
DFA LTIP Portfolio............................................     186,813
U.S. Social Core Equity 2 Portfolio...........................   1,063,448
U.S. Sustainability Core 1 Portfolio..........................   1,531,766
International Sustainability Core 1 Portfolio.................   1,026,330
International Social Core Equity Portfolio....................   1,230,989
Emerging Markets Social Core Equity Portfolio.................   1,219,232
Tax-Managed U.S. Marketwide Value Portfolio...................   2,947,296
Tax-Managed U.S. Equity Portfolio.............................   2,028,912
Tax-Managed U.S. Targeted Value Portfolio.....................   3,359,208
Tax-Managed U.S. Small Cap Portfolio..........................   2,116,097

                                                                FEDERAL
                                                                TAX COST
                                                               ----------
T.A. U.S. Core Equity 2 Portfolio............................. $5,986,624
Tax-Managed DFA International Value Portfolio.................  3,522,854
T.A. World ex U.S. Core Equity Portfolio......................  3,141,522
VA U.S. Targeted Value Portfolio..............................    364,105
VA U.S. Large Value Portfolio.................................    402,387
VA International Value Portfolio..............................    323,904
VA International Small Portfolio..............................    248,707
VA Short-Term Fixed Portfolio.................................    346,861
VA Global Bond Portfolio......................................    375,414
VIT Inflation-Protected Securities Portfolio..................    128,018
DFA VA Global Moderate Allocation Portfolio...................    107,500
U.S. Large Cap Growth Portfolio...............................  1,553,933
U.S. Small Cap Growth Portfolio...............................    604,219
International Large Cap Growth Portfolio......................    313,162
International Small Cap Growth Portfolio......................    181,443
DFA Social Fixed Income Portfolio.............................    246,186
DFA Diversified Fixed Income Portfolio........................    846,438
U.S. High Relative Profitability Portfolio....................    903,955
International High Relative Profitability Portfolio...........    375,277
VA Equity Allocation Portfolio................................     46,899
DFA MN Municipal Bond Portfolio...............................     65,426
DFA California Municipal Real Return Portfolio................    124,590
DFA Global Core Plus Fixed Income Portfolio...................    651,132
Emerging Markets Sustainability Core 1 Portfolio..............    176,502
Emerging Markets Targeted Value Portfolio.....................    100,623
DFA Global Sustainability Fixed Income Portfolio..............    210,294

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios' financial statements.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios' adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios' net assets or results of operations.

OTHER

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; the District Court has stayed this request pending the Second Circuit's review of its prior decision with respect to the Individual Creditor Actions.

On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it would certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; the District Court has stayed this request pending the Second Circuit's review of its prior decision with respect to the Individual Creditor Actions.

Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio at this time.

The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series , The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                             SHARES       VALUE+
                                                           ---------- --------------
COMMON STOCKS -- (96.5%)
COMMUNICATION SERVICES -- (8.8%)
#    Altice USA, Inc., Class A............................    584,995 $   11,489,302
     AT&T, Inc............................................ 35,278,873  1,060,482,922
#    CenturyLink, Inc.....................................  7,360,806    112,767,548
# *  Charter Communications, Inc., Class A................    940,732    311,429,329
     Comcast Corp., Class A............................... 21,790,429    796,875,988
# *  Discovery, Inc., Class A.............................  1,025,284     29,097,560
*    Discovery, Inc., Class C.............................  1,409,016     37,550,276
# *  DISH Network Corp., Class A..........................    432,884     13,276,552
# *  GCI Liberty, Inc., Class A...........................     59,566      3,031,909
# *  Liberty Broadband Corp., Class A.....................     27,366      2,319,816
*    Liberty Broadband Corp., Class C.....................    172,660     14,679,553
# *  Liberty Media Corp.-Liberty Braves, Class A..........     11,000        298,540
# *  Liberty Media Corp.-Liberty Braves, Class C..........     21,206        571,714
# *  Liberty Media Corp.-Liberty Formula One, Class A.....     39,281      1,201,999
# *  Liberty Media Corp.-Liberty Formula One, Class C.....     78,562      2,464,490
*    Liberty Media Corp.-Liberty SiriusXM, Class A........    157,126      6,250,472
*    Liberty Media Corp.-Liberty SiriusXM, Class C........    314,252     12,557,510
# *  Madison Square Garden Co. (The), Class A.............     12,058      3,350,918
     News Corp., Class A..................................    527,829      6,772,046
     News Corp., Class B..................................     64,856        838,588
# *  Sprint Corp..........................................  2,014,058     12,567,722
*    T-Mobile US, Inc.....................................  1,093,232     76,110,812
#    Viacom, Inc., Class A................................      4,879        167,301
     Viacom, Inc., Class B................................  1,826,835     53,745,486
                                                                      --------------
TOTAL COMMUNICATION SERVICES..............................             2,569,898,353
                                                                      --------------
CONSUMER DISCRETIONARY -- (7.2%)
     Advance Auto Parts, Inc..............................    259,412     41,298,390
#    Aramark..............................................    847,729     27,932,671
#    Autoliv, Inc.........................................    418,017     33,378,657
     BorgWarner, Inc......................................  1,084,164     44,342,308
# *  CarMax, Inc..........................................    262,735     15,443,563
     Carnival Corp........................................  1,353,266     77,921,056
*    Dollar Tree, Inc.....................................    797,992     77,269,565
     DR Horton, Inc.......................................  3,053,585    117,410,343
     Foot Locker, Inc.....................................    469,575     26,244,547
     Ford Motor Co........................................ 16,051,999    141,257,591
#    Gap, Inc. (The)......................................    783,458     19,931,172
     Garmin, Ltd..........................................    537,036     37,152,151
     General Motors Co....................................  6,055,833    236,298,604
     Gentex Corp..........................................  1,387,044     29,377,592
     Goodyear Tire & Rubber Co. (The).....................  1,549,233     32,828,247
#    Harley-Davidson, Inc.................................    387,622     14,287,747
#    Hyatt Hotels Corp., Class A..........................    139,548      9,755,801
#    Kohl's Corp..........................................  1,636,864    112,436,188
     Lear Corp............................................    347,852     53,544,858
     Lennar Corp., Class A................................    925,480     43,886,262
     Lennar Corp., Class B................................     37,985      1,447,988
# *  LKQ Corp.............................................  1,446,439     37,925,631
     Macy's, Inc..........................................  2,356,380     61,972,794
     MGM Resorts International............................  2,471,336     72,756,132
# *  Mohawk Industries, Inc...............................    582,542     75,025,584
#    Newell Brands, Inc...................................    686,895     14,569,043
*    Norwegian Cruise Line Holdings, Ltd..................  1,519,001     78,122,221

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                             SHARES       VALUE+
                                                           ---------- --------------
CONSUMER DISCRETIONARY -- (Continued)
     PulteGroup, Inc......................................  2,391,049 $   66,495,073
     PVH Corp.............................................    453,566     49,488,586
*    Qurate Retail, Inc...................................  2,762,021     60,073,957
     Ralph Lauren Corp....................................    326,288     37,895,088
     Royal Caribbean Cruises, Ltd.........................  1,239,713    148,827,546
     Tapestry, Inc........................................    359,565     13,918,761
     Target Corp..........................................  1,473,116    107,537,468
     Toll Brothers, Inc...................................    212,428      7,847,090
# *  Veoneer, Inc.........................................    384,711     11,468,235
#    Whirlpool Corp.......................................    504,658     67,124,561
                                                                      --------------
TOTAL CONSUMER DISCRETIONARY..............................             2,104,493,071
                                                                      --------------
CONSUMER STAPLES -- (5.2%)
     Archer-Daniels-Midland Co............................  1,273,313     57,171,754
     Bunge, Ltd...........................................    586,005     32,271,295
     Conagra Brands, Inc..................................    318,122      6,884,160
     Constellation Brands, Inc., Class A..................    210,960     36,635,314
#    Coty, Inc., Class A..................................    419,572      3,255,879
     Ingredion, Inc.......................................    228,786     22,649,814
#    JM Smucker Co. (The).................................    897,022     94,079,667
     Kraft Heinz Co. (The)................................    974,551     46,836,921
     Kroger Co. (The).....................................  1,931,629     54,723,049
     Molson Coors Brewing Co., Class B....................  1,072,046     71,408,984
     Mondelez International, Inc., Class A................  3,530,822    163,335,826
# *  Post Holdings, Inc...................................    394,384     36,606,723
     Seaboard Corp........................................         13         50,234
     Tyson Foods, Inc., Class A...........................  1,750,467    108,388,917
*    US Foods Holding Corp................................  1,028,933     34,695,621
     Walgreens Boots Alliance, Inc........................  3,401,321    245,779,455
     Walmart, Inc.........................................  5,346,820    512,385,761
                                                                      --------------
TOTAL CONSUMER STAPLES....................................             1,527,159,374
                                                                      --------------
ENERGY -- (14.2%)
     Anadarko Petroleum Corp..............................  1,045,026     49,461,080
#    Apache Corp..........................................  2,420,600     79,444,092
*    Apergy Corp..........................................    130,859      4,399,479
     Baker Hughes a GE Co.................................    820,593     19,341,377
     Chevron Corp.........................................  7,694,641    882,190,591
     Cimarex Energy Co....................................    151,833     11,439,098
*    Concho Resources, Inc................................    800,182     95,893,811
     ConocoPhillips.......................................  5,133,675    347,498,461
     Devon Energy Corp....................................  1,783,080     47,519,082
#    Diamondback Energy, Inc..............................    515,183     53,125,671
     Exxon Mobil Corp..................................... 14,447,635  1,058,722,693
#    Helmerich & Payne, Inc...............................    360,314     20,173,981
#    Hess Corp............................................    918,391     49,593,114
     HollyFrontier Corp...................................  1,384,206     77,986,166
     Kinder Morgan, Inc...................................  7,052,891    127,657,327
     Marathon Oil Corp....................................  6,031,073     95,230,643
     Marathon Petroleum Corp..............................  3,692,836    244,687,313
#    Murphy Oil Corp......................................    727,091     19,885,939
     National Oilwell Varco, Inc..........................  1,225,519     36,128,300
#    Noble Energy, Inc....................................  2,942,820     65,742,599
     Occidental Petroleum Corp............................  3,078,595    205,588,574
*    Parsley Energy, Inc., Class A........................    301,021      5,592,970
#    PBF Energy, Inc., Class A............................    548,964     20,103,062
     Phillips 66..........................................  1,017,393     97,069,466
     Pioneer Natural Resources Co.........................    347,819     49,501,600

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                             SHARES       VALUE+
                                                           ---------- --------------
ENERGY -- (Continued)
     Schlumberger, Ltd....................................  1,545,495 $   68,326,334
#    Targa Resources Corp.................................  1,075,733     46,267,276
     TechnipFMC P.L.C.....................................  1,440,051     33,063,571
# *  Transocean, Ltd......................................    586,439      5,025,782
     Valero Energy Corp...................................  2,510,791    220,497,666
     Williams Cos., Inc. (The)............................  1,196,347     32,217,625
*    WPX Energy, Inc......................................    336,015      4,119,544
                                                                      --------------
TOTAL ENERGY..............................................             4,173,494,287
                                                                      --------------
FINANCIALS -- (21.1%)
     Aflac, Inc...........................................  2,660,090    126,886,293
     Alleghany Corp.......................................     33,873     21,392,832
     Allstate Corp. (The).................................  1,005,728     88,373,319
     Ally Financial, Inc..................................  2,960,989     77,163,373
     American Financial Group, Inc........................    352,608     33,635,277
     American International Group, Inc....................  1,399,338     60,493,382
*    Arch Capital Group, Ltd..............................    538,218     15,796,698
     Assurant, Inc........................................    226,026     21,786,646
*    Athene Holding, Ltd., Class A........................    101,652      4,360,871
     Axis Capital Holdings, Ltd...........................    110,882      5,937,731
     Bank of America Corp................................. 19,427,039    553,087,800
     Bank of New York Mellon Corp. (The)..................  3,775,210    197,518,987
     BB&T Corp............................................  2,089,291    101,957,401
*    Berkshire Hathaway, Inc., Class B....................  2,945,136    605,343,253
     BOK Financial Corp...................................      6,114        508,135
*    Brighthouse Financial, Inc...........................    131,440      4,907,970
     Capital One Financial Corp...........................  2,121,634    170,982,484
     Chubb, Ltd...........................................    590,560     78,574,008
     CIT Group, Inc.......................................    473,057     21,850,503
     Citigroup, Inc.......................................  7,596,851    489,693,016
     Citizens Financial Group, Inc........................    912,076     30,937,618
     CNA Financial Corp...................................    286,030     13,117,336
     Comerica, Inc........................................     48,052      3,783,615
     Everest Re Group, Ltd................................    128,591     28,167,859
     Fifth Third Bancorp..................................  4,849,887    130,073,969
     First American Financial Corp........................    115,297      5,774,074
     Goldman Sachs Group, Inc. (The)......................  1,573,221    311,513,490
     Hartford Financial Services Group, Inc. (The)........  2,304,192    108,112,689
#    Huntington Bancshares, Inc...........................  6,619,534     87,642,630
     Invesco, Ltd.........................................    920,299     16,767,848
#    Janus Henderson Group P.L.C..........................     19,392        423,327
#    Jefferies Financial Group, Inc.......................    303,442      6,314,628
     JPMorgan Chase & Co..................................  5,707,784    590,755,644
     KeyCorp..............................................  4,117,148     67,809,428
#    Lincoln National Corp................................    842,198     49,260,161
     Loews Corp...........................................  1,192,580     57,124,582
     M&T Bank Corp........................................    137,746     22,664,727
     MetLife, Inc.........................................  1,722,503     78,666,712
     Morgan Stanley.......................................  5,549,021    234,723,588
#    New York Community Bancorp, Inc......................    922,610     10,720,728
     Old Republic International Corp......................    816,263     16,447,699
#    PacWest Bancorp......................................    282,094     10,886,007
#    People's United Financial, Inc.......................    396,896      6,501,157
     PNC Financial Services Group, Inc. (The).............  1,313,525    161,130,112
     Principal Financial Group, Inc.......................  1,699,716     85,104,780
#    Prosperity Bancshares, Inc...........................     53,792      3,826,763
     Prudential Financial, Inc............................    751,138     69,209,855
     Regions Financial Corp...............................  6,240,662     94,670,843
     Reinsurance Group of America, Inc....................    239,920     34,656,444

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                             SHARES       VALUE+
                                                           ---------- --------------
FINANCIALS -- (Continued)
     RenaissanceRe Holdings, Ltd..........................    118,695 $   16,383,471
#    Santander Consumer USA Holdings, Inc.................    739,706     14,098,796
     State Street Corp....................................    411,536     29,177,902
     SunTrust Banks, Inc..................................  1,285,995     76,413,823
     Synchrony Financial..................................    949,129     28,511,835
     Travelers Cos., Inc. (The)...........................  1,165,331    146,295,654
     Unum Group...........................................    831,133     28,890,183
     Voya Financial, Inc..................................    184,436      8,563,364
     Wells Fargo & Co..................................... 15,050,833    736,136,242
#    WR Berkley Corp......................................    356,224     27,390,063
#    Zions Bancorp NA.....................................    922,609     43,906,962
                                                                      --------------
TOTAL FINANCIALS..........................................             6,172,806,587
                                                                      --------------
HEALTH CARE -- (15.5%)
     Abbott Laboratories..................................  4,212,247    307,409,786
*    Alexion Pharmaceuticals, Inc.........................     12,412      1,526,180
     Allergan P.L.C.......................................    496,938     71,549,133
     Anthem, Inc..........................................  1,376,563    417,098,589
     Becton Dickinson and Co..............................     47,308     11,801,454
*    Bio-Rad Laboratories, Inc., Class A..................     21,944      5,483,147
     Cardinal Health, Inc.................................  1,184,238     59,176,373
*    Centene Corp.........................................  1,092,172    142,604,898
*    Cigna Corp...........................................  1,481,535    296,025,508
     CVS Health Corp......................................  6,226,948    408,176,441
     Danaher Corp.........................................  1,886,239    209,221,630
*    DaVita, Inc..........................................  1,134,770     63,694,640
     DENTSPLY SIRONA, Inc.................................    220,294      9,241,333
     Humana, Inc..........................................    529,635    163,651,919
*    IQVIA Holdings, Inc..................................    543,735     70,147,252
*    Jazz Pharmaceuticals P.L.C...........................    142,775     17,973,945
*    Laboratory Corp. of America Holdings.................    757,506    105,558,461
     McKesson Corp........................................    643,627     82,545,163
     Medtronic P.L.C......................................  4,359,974    385,378,102
*    Mylan NV.............................................  3,245,750     97,210,213
#    PerkinElmer, Inc.....................................    110,802     10,027,581
#    Perrigo Co. P.L.C....................................    386,545     17,955,015
     Pfizer, Inc.......................................... 25,544,930  1,084,382,278
#    Quest Diagnostics, Inc...............................    955,008     83,419,949
     STERIS P.L.C.........................................    209,661     23,913,934
# *  Syneos Health, Inc...................................     13,705        699,503
     Thermo Fisher Scientific, Inc........................  1,073,774    263,794,059
*    United Therapeutics Corp.............................    191,973     22,140,246
     Universal Health Services, Inc., Class B.............    538,930     71,424,393
*    WellCare Health Plans, Inc...........................     37,453     10,355,005
     Zimmer Biomet Holdings, Inc..........................    322,650     35,349,534
                                                                      --------------
TOTAL HEALTH CARE.........................................             4,548,935,664
                                                                      --------------
INDUSTRIALS -- (9.4%)
#    Acuity Brands, Inc...................................     13,502      1,632,527
# *  AECOM................................................    520,350     15,927,914
     AGCO Corp............................................    438,069     28,124,030
     Alaska Air Group, Inc................................    605,171     38,700,685
#    AMERCO...............................................     66,404     24,082,075
     Arconic, Inc.........................................  1,964,153     36,965,359
     Arcosa, Inc..........................................     81,906      2,410,494
     Carlisle Cos., Inc...................................    360,870     38,876,525
     Cummins, Inc.........................................    398,477     58,619,951
     Curtiss-Wright Corp..................................     13,618      1,545,915

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                            SHARES       VALUE+
                                                           --------- --------------
INDUSTRIALS -- (Continued)
     Delta Air Lines, Inc................................. 2,950,569 $  145,846,626
     Dover Corp...........................................   725,363     63,708,632
     Eaton Corp. P.L.C.................................... 1,816,899    138,538,549
     FedEx Corp........................................... 1,023,792    181,794,745
#    Flowserve Corp.......................................    72,916      3,211,221
     Fluor Corp...........................................   790,150     28,895,786
     Fortune Brands Home & Security, Inc..................   230,762     10,453,519
*    Gardner Denver Holdings, Inc.........................    25,032        617,539
     General Electric Co.................................. 9,060,025     92,049,854
# *  Genesee & Wyoming, Inc., Class A.....................    58,287      4,576,695
     Hubbell, Inc.........................................    27,996      3,060,803
     Ingersoll-Rand P.L.C.................................   830,409     83,074,116
     Jacobs Engineering Group, Inc........................   401,182     25,996,594
*    JetBlue Airways Corp................................. 2,305,410     41,474,326
     Johnson Controls International P.L.C................. 2,804,749     94,716,374
     Kansas City Southern.................................   677,498     71,645,413
     L3 Technologies, Inc.................................   393,538     77,479,761
     ManpowerGroup, Inc...................................   395,462     31,253,362
     Nielsen Holdings P.L.C............................... 1,136,269     29,179,388
     Norfolk Southern Corp................................ 1,385,379    232,383,473
     nVent Electric P.L.C................................. 1,031,245     25,801,750
     Oshkosh Corp.........................................   362,340     27,193,617
     Owens Corning........................................   810,816     42,478,650
     PACCAR, Inc..........................................   727,204     47,646,406
     Pentair P.L.C........................................ 1,025,620     42,245,288
     Quanta Services, Inc.................................   653,713     23,102,217
     Republic Services, Inc............................... 1,904,674    146,107,543
*    Sensata Technologies Holding P.L.C...................   426,212     20,245,070
#    Snap-on, Inc.........................................   315,643     52,393,582
     Southwest Airlines Co................................ 1,385,529     78,642,626
     Stanley Black & Decker, Inc.......................... 1,036,769    131,089,072
*    Teledyne Technologies, Inc...........................    16,413      3,680,123
     Textron, Inc......................................... 1,940,539    103,294,891
*    United Continental Holdings, Inc..................... 1,696,416    148,046,224
     United Technologies Corp............................. 1,630,855    192,555,050
#    USG Corp.............................................   231,469      9,987,887
#    Wabtec Corp..........................................   256,124     17,713,536
# *  XPO Logistics, Inc...................................   847,283     51,497,861
                                                                     --------------
TOTAL INDUSTRIALS.........................................            2,770,563,644
                                                                     --------------
INFORMATION TECHNOLOGY -- (10.0%)
*    Akamai Technologies, Inc.............................    37,876      2,465,728
     Amdocs, Ltd..........................................   700,307     39,133,155
     Analog Devices, Inc..................................   609,183     60,223,831
# *  ARRIS International P.L.C............................   839,758     26,360,004
*    Arrow Electronics, Inc...............................   652,120     49,528,514
     Avnet, Inc...........................................   494,284     20,364,501
     Broadcom, Inc........................................   457,974    122,851,525
     Cisco Systems, Inc................................... 4,131,076    195,358,584
     Corning, Inc......................................... 3,685,701    122,586,415
     Cypress Semiconductor Corp...........................    93,842      1,301,589
*    Dell Technologies, Class C...........................   455,707     22,142,803
     Dolby Laboratories, Inc., Class A....................    16,857      1,089,468
     DXC Technology Co.................................... 1,347,255     86,385,991
     Fidelity National Information Services, Inc.......... 1,231,562    128,735,176
*    Flex, Ltd............................................ 1,392,460     13,395,465
     FLIR Systems, Inc....................................    64,968      3,175,636
     Hewlett Packard Enterprise Co........................ 7,315,579    114,049,877
     HP, Inc.............................................. 9,619,949    211,927,476

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                             SHARES       VALUE+
                                                           ---------- --------------
INFORMATION TECHNOLOGY -- (Continued)
     Intel Corp........................................... 22,465,295 $1,058,564,700
     Jabil, Inc...........................................    362,028      9,648,046
     Juniper Networks, Inc................................  2,532,346     65,689,055
     Lam Research Corp....................................     71,254     12,083,253
     Leidos Holdings, Inc.................................    733,849     42,563,242
     LogMeIn, Inc.........................................     13,505      1,256,235
#    Marvell Technology Group, Ltd........................    885,460     16,407,574
#    Microchip Technology, Inc............................     65,998      5,304,259
*    Micron Technology, Inc...............................  5,266,057    201,268,699
     MKS Instruments, Inc.................................        500         40,815
*    Nuance Communications, Inc...........................      5,268         83,603
*    ON Semiconductor Corp................................  1,561,893     31,300,336
*    Qorvo, Inc...........................................    490,844     32,081,564
     QUALCOMM, Inc........................................     68,885      3,411,185
     Skyworks Solutions, Inc..............................    258,206     18,859,366
     SS&C Technologies Holdings, Inc......................    122,197      6,291,924
     SYNNEX Corp..........................................     39,666      3,838,082
     TE Connectivity, Ltd.................................    986,255     79,837,342
     Western Digital Corp.................................  1,222,328     54,992,537
*    Worldpay, Inc., Class A..............................    338,367     28,246,877
     Xerox Corp...........................................  1,739,519     49,071,831
                                                                      --------------
TOTAL INFORMATION TECHNOLOGY..............................             2,941,916,263
                                                                      --------------
MATERIALS -- (4.5%)
     Air Products & Chemicals, Inc........................    389,905     64,096,483
#    Albemarle Corp.......................................    510,566     41,217,993
*    Alcoa Corp...........................................    830,728     24,656,007
     Ashland Global Holdings, Inc.........................    317,279     24,081,476
#    Ball Corp............................................    481,524     25,174,075
     CF Industries Holdings, Inc..........................  1,284,847     56,083,572
     DowDuPont, Inc.......................................  3,130,391    168,446,340
     Eastman Chemical Co..................................  1,053,642     84,944,618
     Freeport-McMoRan, Inc................................  5,567,315     64,803,547
     Huntsman Corp........................................    582,473     12,796,932
#    International Flavors & Fragrances, Inc..............     21,349      3,026,861
     International Paper Co...............................  1,795,791     85,174,367
     Linde P.L.C..........................................    186,044     30,327,032
     LyondellBasell Industries NV, Class A................    348,136     30,277,388
#    Martin Marietta Materials, Inc.......................    262,481     46,375,143
     Mosaic Co. (The).....................................  1,232,432     39,782,905
     Newmont Mining Corp..................................  2,941,540    100,335,929
     Nucor Corp...........................................  2,516,217    154,093,129
     Packaging Corp. of America...........................     60,987      5,752,294
     Reliance Steel & Aluminum Co.........................    456,094     37,344,977
#    Royal Gold, Inc......................................    121,993     10,658,528
     Sonoco Products Co...................................    117,611      6,772,041
     Steel Dynamics, Inc..................................  1,698,064     62,132,162
#    Valvoline, Inc.......................................  1,033,732     22,855,814
#    Vulcan Materials Co..................................    517,209     52,574,295
#    Westlake Chemical Corp...............................    371,564     27,458,580
     WestRock Co..........................................  1,056,585     43,013,575
                                                                      --------------
TOTAL MATERIALS...........................................             1,324,256,063
                                                                      --------------
REAL ESTATE -- (0.3%)
*    CBRE Group, Inc., Class A............................    677,911     31,014,428
# *  Howard Hughes Corp. (The)............................     10,913      1,211,780
     Jones Lang LaSalle, Inc..............................    309,764     44,423,255
                                                                      --------------
TOTAL REAL ESTATE.........................................                76,649,463
                                                                      --------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                SHARES        VALUE+
                                                              ----------- ---------------
UTILITIES -- (0.3%)
        MDU Resources Group, Inc.............................     248,941 $     6,400,273
        NRG Energy, Inc......................................   1,445,428      59,132,460
*       Vistra Energy Corp...................................   1,043,212      26,195,053
                                                                          ---------------
TOTAL UTILITIES..............................................                  91,727,786
                                                                          ---------------
TOTAL COMMON STOCKS..........................................              28,301,900,555
                                                                          ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
        State Street Institutional U.S. Government Money
          Market Fund 2.320%................................. 297,198,892     297,198,892
                                                                          ---------------
SECURITIES LENDING COLLATERAL -- (2.5%)
@  (S) DFA Short Term Investment Fund........................  62,354,329     721,501,939
                                                                          ---------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $22,879,381,534)^^                                                  $29,320,601,386
                                                                          ===============
P.L.C.  Public Limited Company
+       See Security Valuation Note within the Notes to
          Schedules of Investments.
#       Total or Partial Securities on Loan.
*       Non-Income Producing Securities.
@       Security purchased with cash proceeds from
          Securities on Loan.
(S)     Affiliated Fund.
^^      See Federal Tax Cost Note within the Notes to
          Schedules of Investments.

As of January 31, 2019, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                    --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index........   1,445    03/15/19  $179,033,611 $195,400,125  $16,366,514
                                                    ------------ ------------  -----------
TOTAL FUTURES CONTRACTS.......                      $179,033,611 $195,400,125  $16,366,514
                                                    ============ ============  ===========

Summary of the Series' investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                  LEVEL 1       LEVEL 2 LEVEL 3     TOTAL
                               --------------   ------- ------- --------------
Common Stocks
   Communication Services..... $2,569,898,353     --      --    $2,569,898,353
   Consumer Discretionary.....  2,104,493,071     --      --     2,104,493,071
   Consumer Staples...........  1,527,159,374     --      --     1,527,159,374
   Energy.....................  4,173,494,287     --      --     4,173,494,287
   Financials.................  6,172,806,587     --      --     6,172,806,587
   Health Care................  4,548,935,664     --      --     4,548,935,664
   Industrials................  2,770,563,644     --      --     2,770,563,644
   Information Technology.....  2,941,916,263     --      --     2,941,916,263
   Materials..................  1,324,256,063     --      --     1,324,256,063
   Real Estate................     76,649,463     --      --        76,649,463
   Utilities..................     91,727,786     --      --        91,727,786
Temporary Cash Investments....    297,198,892     --      --       297,198,892

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1         LEVEL 2    LEVEL 3      TOTAL
                               ---------------   ------------ ------- ---------------
Securities Lending Collateral.              --   $721,501,939   --    $   721,501,939
Futures Contracts**........... $    16,366,514             --   --         16,366,514
                               ---------------   ------------   --    ---------------
TOTAL......................... $28,615,465,961   $721,501,939   --    $29,336,967,900
                               ===============   ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                            SHARES     VALUE>>
                                                          ---------- ------------
COMMON STOCKS -- (96.5%)
AUSTRALIA -- (5.7%)
#   AMP, Ltd.............................................  5,610,633 $  9,250,737
    Aurizon Holdings, Ltd................................  1,818,522    5,827,310
#   Australia & New Zealand Banking Group, Ltd........... 10,445,267  190,144,169
    Bank of Queensland, Ltd..............................  1,684,752   12,481,916
    Bendigo & Adelaide Bank, Ltd.........................  2,091,342   16,433,752
    BlueScope Steel, Ltd.................................  3,397,511   31,040,911
    Boral, Ltd...........................................  3,286,517   11,889,633
    Crown Resorts, Ltd...................................     89,944      783,772
    Downer EDI, Ltd......................................  2,851,392   14,831,021
    Fortescue Metals Group, Ltd.......................... 11,576,950   47,823,359
#   Harvey Norman Holdings, Ltd..........................  1,878,883    4,614,095
    Incitec Pivot, Ltd...................................  7,668,070   18,507,533
    LendLease Group......................................  1,329,871   11,844,207
    National Australia Bank, Ltd.........................  1,886,002   32,749,759
    Newcrest Mining, Ltd.................................  1,390,917   24,745,498
    Oil Search, Ltd......................................    377,979    2,152,090
*   Origin Energy, Ltd...................................  4,438,936   23,191,712
    QBE Insurance Group, Ltd.............................  3,591,778   28,107,630
    Qube Holdings, Ltd...................................     11,942       23,398
    Santos, Ltd..........................................  5,401,330   25,484,558
    South32, Ltd......................................... 16,666,560   42,645,716
    Star Entertainment Grp, Ltd. (The)...................  3,962,068   12,820,119
    Suncorp Group, Ltd...................................  2,432,536   23,006,203
    Tabcorp Holdings, Ltd................................  4,043,385   13,702,846
#   Westpac Banking Corp.................................    189,505    3,386,837
    Whitehaven Coal, Ltd.................................  4,495,686   16,267,860
    Woodside Petroleum, Ltd..............................  2,587,772   64,729,024
    WorleyParsons, Ltd...................................    648,053    6,564,634
                                                                     ------------
TOTAL AUSTRALIA..........................................             695,050,299
                                                                     ------------
AUSTRIA -- (0.0%)
    Raiffeisen Bank International AG.....................    255,881    6,768,758
    Voestalpine AG.......................................     19,052      608,825
                                                                     ------------
TOTAL AUSTRIA............................................               7,377,583
                                                                     ------------
BELGIUM -- (1.0%)
    Ageas................................................    593,769   27,608,113
    KBC Group NV.........................................    565,642   38,401,432
    Solvay SA............................................    314,975   34,291,256
    UCB SA...............................................    212,152   18,383,627
                                                                     ------------
TOTAL BELGIUM............................................             118,684,428
                                                                     ------------
CANADA -- (8.3%)
#   AltaGas, Ltd.........................................    455,083    4,658,371
#   ARC Resources, Ltd...................................    908,544    6,568,876
    Bank of Montreal.....................................  1,475,140  107,965,497
#   Bank of Nova Scotia (The)............................    577,835   32,901,925
    Barrick Gold Corp....................................  2,479,444   33,192,602
    Barrick Gold Corp....................................    789,440   10,570,602
#   Bausch Health Cos., Inc..............................  1,247,275   30,620,601
    Cameco Corp..........................................    468,671    5,678,483
    Cameco Corp..........................................    571,821    6,930,471
    Canadian Imperial Bank of Commerce...................      5,977      506,790
    Canadian Natural Resources, Ltd......................    496,828   13,336,218

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES      VALUE>>
                                                          --------- --------------
CANADA -- (Continued)
    Canadian Natural Resources, Ltd...................... 2,535,998 $   68,116,906
#   Cenovus Energy, Inc.................................. 2,110,053     16,437,313
    Crescent Point Energy Corp...........................   434,372      1,295,893
#   Crescent Point Energy Corp...........................   519,870      1,554,412
    Empire Co., Ltd., Class A............................   428,096      9,624,381
    Encana Corp.......................................... 1,615,618     11,090,890
    Encana Corp..........................................   846,145      5,821,478
    Fairfax Financial Holdings, Ltd......................   102,684     48,573,568
    First Quantum Minerals, Ltd.......................... 1,844,735     21,354,250
#   Genworth MI Canada, Inc..............................   153,865      5,235,591
    Goldcorp, Inc........................................ 1,920,737     21,488,515
    Goldcorp, Inc........................................   925,799     10,359,691
    Great-West Lifeco, Inc...............................   464,111      9,960,752
#   Husky Energy, Inc.................................... 1,715,497     20,354,350
*   IA Financial Crop., Inc..............................   573,199     21,292,928
    Imperial Oil, Ltd....................................   187,707      5,325,710
#   Imperial Oil, Ltd....................................   431,174     12,284,147
*   Kinross Gold Corp.................................... 6,393,655     21,361,654
#   Linamar Corp.........................................   182,108      7,060,072
    Lundin Mining Corp................................... 3,846,864     17,566,257
    Magna International, Inc.............................   706,081     37,358,746
    Manulife Financial Corp.............................. 2,086,627     33,523,875
    Manulife Financial Corp.............................. 1,426,447     22,937,268
    Metro, Inc...........................................    19,025        691,673
    Nutrien, Ltd.........................................   601,359     31,162,413
*   Seven Generations Energy, Ltd., Class A..............   767,641      5,959,084
    SNC-Lavalin Group, Inc...............................     8,672        241,360
    Sun Life Financial, Inc..............................   925,794     33,397,493
    Sun Life Financial, Inc..............................   439,783     15,871,768
    Suncor Energy, Inc................................... 3,145,721    101,461,725
    Suncor Energy, Inc................................... 1,113,291     35,981,565
    Teck Resources, Ltd., Class B........................ 1,355,792     33,019,022
    Teck Resources, Ltd., Class B........................ 1,867,648     45,495,905
    TMX Group, Ltd.......................................   135,224      8,146,681
    Tourmaline Oil Corp.................................. 1,225,804     16,717,841
*   Turquoise Hill Resources, Ltd........................ 1,692,690      2,834,140
*   Turquoise Hill Resources, Ltd........................   127,382        212,728
    Wheaton Precious Metals Corp.........................   255,537      5,386,720
    Whitecap Resources, Inc..............................   361,739      1,219,608
    WSP Global, Inc......................................    49,633      2,547,471
                                                                    --------------
TOTAL CANADA.............................................            1,023,256,280
                                                                    --------------
DENMARK - (1.6%)
    AP Moller - Maersk A.S., Class A.....................     7,614      9,505,452
    AP Moller - Maersk A.S., Class B.....................     7,899     10,564,008
    Carlsberg A.S., Class B..............................   288,439     33,021,682
    Danske Bank A.S......................................   950,671     17,613,437
    DSV A.S..............................................   281,831     22,492,452
    H Lundbeck A.S.......................................   217,057      9,530,933
    ISS A.S..............................................   553,648     15,690,818
    Rockwool International A.S., Class B.................    21,183      5,681,618
#   Tryg A.S.............................................   150,042      3,828,070
    Vestas Wind Systems A.S..............................   774,838     64,050,608
                                                                    --------------
TOTAL DENMARK............................................              191,979,078
                                                                    --------------
FINLAND -- (0.8%)
    Fortum Oyj........................................... 1,162,352     26,417,857
    Nokia Oyj............................................ 2,833,949     17,903,912

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES      VALUE>>
                                                          --------- --------------
FINLAND -- (Continued)
    Stora Enso Oyj, Class R.............................. 1,056,475 $   14,212,018
    UPM-Kymmene Oyj...................................... 1,258,242     36,541,533
                                                                    --------------
TOTAL FINLAND............................................               95,075,320
                                                                    --------------
FRANCE -- (9.8%)
    Amundi SA............................................    25,134      1,446,136
    Arkema SA............................................   140,014     13,265,966
    AXA SA............................................... 2,859,375     66,309,384
    BNP Paribas SA....................................... 1,990,380     93,798,574
    Bollore SA........................................... 1,707,770      7,044,775
    Bouygues SA.......................................... 1,023,747     36,233,695
#   Carrefour SA......................................... 2,639,240     52,193,228
#   Casino Guichard Perrachon SA.........................    97,923      4,818,138
    Cie de Saint-Gobain.................................. 1,519,817     52,445,824
    Cie Generale des Etablissements Michelin SCA.........   567,109     61,600,448
    CNP Assurances.......................................   593,645     13,486,957
    Credit Agricole SA................................... 1,053,519     12,032,683
    Electricite de France SA............................. 1,705,570     28,231,466
    Engie SA............................................. 2,544,425     40,790,478
    Natixis SA........................................... 3,268,907     16,756,682
    Orange SA............................................ 5,978,647     92,731,164
    Peugeot SA........................................... 3,133,702     78,829,517
    Renault SA........................................... 1,007,824     71,318,617
    Sanofi...............................................   355,985     30,941,461
    SCOR SE..............................................   349,012     14,686,338
    Societe Generale SA.................................. 1,417,282     44,190,135
    Total SA............................................. 6,786,891    372,064,972
                                                                    --------------
TOTAL FRANCE.............................................            1,205,216,638
                                                                    --------------
GERMANY -- (6.4%)
    Allianz SE, Sponsored ADR............................   702,373     14,865,725
    BASF SE..............................................    46,113      3,378,129
    Bayer AG.............................................   875,751     66,378,205
    Bayerische Motoren Werke AG.......................... 1,225,665    103,262,721
*   Commerzbank AG....................................... 3,217,449     23,157,183
    Continental AG.......................................    55,773      8,814,164
    Daimler AG........................................... 3,530,733    209,156,843
    Deutsche Bank AG..................................... 1,938,873     17,235,253
    Deutsche Bank AG..................................... 1,679,248     14,911,722
    Deutsche Lufthansa AG................................ 1,604,407     40,504,943
    Deutsche Telekom AG.................................. 1,633,202     26,557,260
    Evonik Industries AG.................................   444,408     12,153,911
    Fraport AG Frankfurt Airport Services Worldwide......   189,662     14,989,731
    Hapag-Lloyd AG.......................................    24,436        616,942
    HeidelbergCement AG..................................   659,319     45,655,954
*   Innogy SE............................................   331,753     14,204,971
    METRO AG.............................................   392,239      6,637,819
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen...........................................   209,938     46,849,816
    RWE AG............................................... 2,147,015     53,399,760
*   Talanx AG............................................   207,392      7,706,005
    Telefonica Deutschland Holding AG.................... 3,295,129     11,552,239
    Uniper SE............................................   842,588     24,432,285
    Volkswagen AG........................................   125,075     21,819,715
    Wacker Chemie AG.....................................    14,750      1,560,452
                                                                    --------------
TOTAL GERMANY............................................              789,801,748
                                                                    --------------
HONG KONG -- (3.3%)
    Bank of East Asia, Ltd. (The)........................    26,800         90,398

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
HONG KONG -- (Continued)
    BOC Aviation, Ltd....................................    616,300 $  5,240,415
    Cathay Pacific Airways, Ltd..........................  5,830,000    8,974,915
    CK Asset Holdings, Ltd...............................  2,590,500   21,808,915
    CK Hutchison Holdings, Ltd...........................  7,657,984   77,339,506
    Great Eagle Holdings, Ltd............................     23,627      109,482
    Guoco Group, Ltd.....................................      9,000      115,590
    Hang Lung Group, Ltd.................................  3,168,000    9,309,978
    Hang Lung Properties, Ltd............................  5,009,000   10,967,921
    Henderson Land Development Co., Ltd..................  2,051,350   11,661,342
    Hopewell Holdings, Ltd...............................    938,669    4,328,360
    Kerry Properties, Ltd................................  3,067,000   12,738,847
    Li & Fung, Ltd.......................................    110,000       18,696
    Melco International Development, Ltd.................    257,000      603,069
    MTR Corp., Ltd.......................................  1,958,002   10,950,641
    New World Development Co., Ltd....................... 21,926,168   34,580,832
#   NWS Holdings, Ltd....................................  3,343,400    7,646,129
    Shangri-La Asia, Ltd.................................  3,398,000    4,437,167
    Sino Land Co., Ltd...................................  8,864,421   15,940,761
    SJM Holdings, Ltd....................................  5,295,000    5,592,213
    Sun Hung Kai Properties, Ltd.........................  4,291,920   71,986,429
    Swire Pacific, Ltd., Class A.........................  2,580,500   30,561,407
    Swire Pacific, Ltd., Class B.........................  3,385,000    6,049,583
    WH Group, Ltd........................................  8,773,000    7,523,163
    Wharf Holdings, Ltd. (The)...........................  5,693,990   17,210,089
    Wheelock & Co., Ltd..................................  3,296,000   21,129,412
    Yue Yuen Industrial Holdings, Ltd....................  2,988,500   10,193,224
                                                                     ------------
TOTAL HONG KONG..........................................             407,108,484
                                                                     ------------
IRELAND -- (0.3%)
    AIB Group P.L.C......................................    562,771    2,519,350
    Bank of Ireland Group P.L.C..........................  2,070,103   12,421,807
    CRH P.L.C............................................    293,793    8,456,708
    CRH P.L.C., Sponsored ADR............................    198,709    5,730,768
    Paddy Power Betfair P.L.C............................     84,434    6,896,747
                                                                     ------------
TOTAL IRELAND............................................              36,025,380
                                                                     ------------
ISRAEL -- (0.5%)
    Bank Hapoalim BM.....................................  2,736,994   18,551,906
    Bank Leumi Le-Israel BM..............................  3,469,478   22,938,095
*   First International Bank Of Israel, Ltd..............     86,561    2,049,569
    Israel Discount Bank, Ltd., Class A..................  3,384,911   11,971,885
#   Mizrahi Tefahot Bank, Ltd............................     96,794    1,800,639
                                                                     ------------
TOTAL ISRAEL.............................................              57,312,094
                                                                     ------------
ITALY -- (1.7%)
    Assicurazioni Generali SpA...........................  1,390,634   24,346,194
    Eni SpA..............................................    291,967    4,950,540
*   Fiat Chrysler Automobiles NV.........................  1,362,616   23,316,923
*   Fiat Chrysler Automobiles NV.........................  1,290,637   22,211,863
    Intesa Sanpaolo SpA.................................. 20,203,775   46,228,726
    Mediobanca Banca di Credito Finanziario SpA..........  1,196,756   10,429,428
*   Telecom Italia SpA................................... 63,812,045   35,505,323
*   Telecom Italia SpA, Sponsored ADR....................  1,847,002   10,140,041
    UniCredit SpA........................................  3,293,998   38,080,168
                                                                     ------------
TOTAL ITALY..............................................             215,209,206
                                                                     ------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
JAPAN -- (22.5%)
    AGC, Inc.............................................   895,500 $ 30,348,759
    Aisin Seiki Co., Ltd.................................   386,400   15,276,169
    Alfresa Holdings Corp................................    57,600    1,587,533
    Amada Holdings Co., Ltd..............................   907,100    9,129,840
    Aoyama Trading Co., Ltd..............................    33,200      829,587
    Aozora Bank, Ltd.....................................    58,300    1,795,658
    Asahi Kasei Corp.....................................   115,700    1,269,508
    Bank of Kyoto, Ltd. (The)............................   113,679    4,832,480
    Brother Industries, Ltd..............................   100,900    1,702,785
    Canon Marketing Japan, Inc...........................   163,400    3,164,919
    Chiba Bank, Ltd. (The)............................... 1,064,000    6,476,687
    Chugoku Bank, Ltd. (The).............................   256,900    2,358,666
    Citizen Watch Co., Ltd............................... 1,284,600    6,857,040
    Coca-Cola Bottlers Japan Holdings, Inc...............   395,157   12,205,691
    Concordia Financial Group, Ltd....................... 2,530,100   10,435,792
    Cosmo Energy Holdings Co., Ltd.......................    52,200    1,181,785
    Credit Saison Co., Ltd...............................   393,600    5,186,495
    Dai Nippon Printing Co., Ltd.........................   474,300   10,977,676
    Daicel Corp.......................................... 1,087,400   11,405,004
    Daido Steel Co., Ltd.................................   112,900    4,719,456
    Dai-ichi Life Holdings, Inc.......................... 1,805,447   29,315,026
#   Daio Paper Corp......................................    39,000      501,138
    Daiwa Securities Group, Inc.......................... 4,606,000   22,971,301
    DeNA Co., Ltd........................................   275,400    4,872,947
    Denka Co., Ltd.......................................   234,800    7,553,102
    Denso Corp...........................................   525,000   24,148,249
#   DIC Corp.............................................   361,500   11,589,280
    Dowa Holdings Co., Ltd...............................   189,000    6,055,196
    Ebara Corp...........................................   278,900    7,698,075
    Fuji Media Holdings, Inc.............................    52,200      772,316
    FUJIFILM Holdings Corp...............................   476,800   20,486,255
    Fukuoka Financial Group, Inc.........................   386,600    8,540,929
    Fukuyama Transporting Co., Ltd.......................    50,893    2,046,790
    Furukawa Electric Co., Ltd...........................   392,700   11,778,791
    Fuyo General Lease Co., Ltd..........................     5,300      264,753
    Glory, Ltd...........................................   185,800    4,615,947
    GS Yuasa Corp........................................    11,000      229,605
    Gunma Bank, Ltd. (The)...............................   661,596    2,916,071
    H2O Retailing Corp...................................   331,600    4,666,841
    Hachijuni Bank, Ltd. (The)...........................   622,531    2,756,535
    Hankyu Hanshin Holdings, Inc.........................   676,200   24,136,744
    Haseko Corp..........................................    39,700      440,326
    Heiwa Corp...........................................   161,400    3,410,138
    Hiroshima Bank, Ltd. (The)...........................   381,000    2,205,314
    Hitachi Capital Corp.................................   199,000    4,535,304
    Hitachi Chemical Co., Ltd............................   413,300    6,817,243
    Hitachi Metals, Ltd.................................. 1,026,900   11,552,633
    Hitachi Transport System, Ltd........................    85,800    2,396,069
    Hitachi, Ltd......................................... 2,689,700   84,613,862
    Hokuhoku Financial Group, Inc........................   191,900    2,199,858
    Honda Motor Co., Ltd., Sponsored ADR.................    26,040      783,023
    Honda Motor Co., Ltd................................. 4,590,300  137,809,771
    House Foods Group, Inc...............................    41,100    1,430,893
    Ibiden Co., Ltd......................................   507,300    7,395,273
    Idemitsu Kosan Co., Ltd..............................   531,496   18,755,124
#   Iida Group Holdings Co., Ltd.........................   655,750   11,933,882
    Inpex Corp........................................... 2,842,483   27,323,137
    Isetan Mitsukoshi Holdings, Ltd......................   606,900    6,245,856
    ITOCHU Corp..........................................   365,500    6,704,804

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
JAPAN -- (Continued)
    Itoham Yonekyu Holdings, Inc.........................    177,200 $ 1,127,347
    Iyo Bank, Ltd. (The).................................    492,300   2,720,398
    J Front Retailing Co., Ltd...........................  1,025,800  11,757,988
    Japan Post Holdings Co., Ltd.........................  1,147,210  14,102,665
    JFE Holdings, Inc....................................  1,980,900  34,918,133
    JSR Corp.............................................    706,100  11,416,521
    JTEKT Corp...........................................    980,500  12,734,897
    JXTG Holdings, Inc...................................  9,040,403  49,379,849
    Kamigumi Co., Ltd....................................    342,200   7,575,659
    Kandenko Co., Ltd....................................    402,500   3,781,052
    Kaneka Corp..........................................    250,708   9,801,397
    Kawasaki Heavy Industries, Ltd.......................    677,300  17,063,651
*   Kawasaki Kisen Kaisha, Ltd...........................     56,899     742,485
    Kinden Corp..........................................    222,800   3,659,847
    Kobe Steel, Ltd......................................  1,581,200  12,702,123
    Kokuyo Co., Ltd......................................    160,600   2,345,269
    Konica Minolta, Inc..................................  2,140,500  21,552,707
    K's Holdings Corp....................................    335,100   3,338,792
    Kuraray Co., Ltd.....................................  1,529,300  23,518,540
    Kurita Water Industries, Ltd.........................      7,500     190,675
    Kyocera Corp.........................................    295,200  16,626,468
    Kyushu Financial Group, Inc..........................    638,149   2,599,643
    Lintec Corp..........................................      9,400     208,157
    LIXIL Group Corp.....................................  1,241,600  18,284,801
    Mabuchi Motor Co., Ltd...............................     81,200   2,848,097
    Maeda Corp...........................................    377,800   3,732,311
    Maeda Road Construction Co., Ltd.....................     10,100     196,647
    Marubeni Corp........................................  2,754,500  21,470,214
    Maruichi Steel Tube, Ltd.............................     15,500     497,862
    Mazda Motor Corp.....................................  2,878,100  31,852,609
    Mebuki Financial Group, Inc..........................  1,258,420   3,528,364
    Medipal Holdings Corp................................    259,850   5,997,630
    Mitsubishi Chemical Holdings Corp....................  2,448,300  21,039,544
    Mitsubishi Corp......................................  2,342,100  68,642,775
    Mitsubishi Gas Chemical Co., Inc.....................    727,100  11,500,277
    Mitsubishi Heavy Industries, Ltd.....................  1,070,100  41,376,093
    Mitsubishi Logistics Corp............................     89,600   2,295,480
    Mitsubishi Materials Corp............................    518,200  14,833,781
    Mitsubishi Tanabe Pharma Corp........................     97,700   1,530,625
#   Mitsubishi UFJ Financial Group, Inc., Sponsored ADR..  4,407,514  23,712,425
    Mitsubishi UFJ Financial Group, Inc.................. 12,360,306  66,299,662
    Mitsubishi UFJ Lease & Finance Co., Ltd..............  1,638,400   8,386,799
    Mitsui & Co., Ltd., Sponsored ADR....................     11,723   3,824,687
    Mitsui & Co., Ltd....................................  1,156,000  18,886,633
    Mitsui Chemicals, Inc................................    823,660  20,677,975
    Mitsui Fudosan Co., Ltd..............................     27,500     668,108
    Mitsui OSK Lines, Ltd................................    546,400  13,652,325
    Mizuho Financial Group, Inc.......................... 28,808,800  47,285,532
    Mizuho Financial Group, Inc., ADR....................     64,489     204,430
    MS&AD Insurance Group Holdings, Inc..................    604,553  17,896,914
    Nagase & Co., Ltd....................................    251,300   3,678,195
    NEC Corp.............................................  1,232,410  41,415,098
    NGK Spark Plug Co., Ltd..............................     16,000     344,735
    NH Foods, Ltd........................................    435,967  17,251,846
    NHK Spring Co., Ltd..................................    883,400   8,195,679
#   Nikon Corp...........................................     31,200     533,471
    Nippo Corp...........................................    285,900   5,457,541
    Nippon Electric Glass Co., Ltd.......................    232,300   6,469,236
    Nippon Express Co., Ltd..............................    309,824  19,605,989

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
JAPAN -- (Continued)
    Nippon Kayaku Co., Ltd...............................   162,000 $  2,039,840
#   Nippon Paper Industries Co., Ltd.....................   475,600    9,325,647
    Nippon Shokubai Co., Ltd.............................   115,900    7,682,395
    Nippon Steel & Sumitomo Metal Corp................... 2,142,693   39,679,062
    Nippon Yusen K.K.....................................   771,300   12,913,148
    Nipro Corp...........................................   136,100    1,826,471
    Nishi-Nippon Financial Holdings, Inc.................    27,400      247,130
    Nissan Motor Co., Ltd................................ 6,443,700   55,029,166
#   Nisshinbo Holdings, Inc..............................   493,000    4,300,979
    NOK Corp.............................................   423,620    6,841,825
    Nomura Holdings, Inc................................. 6,639,602   25,926,463
    Nomura Real Estate Holdings, Inc.....................   521,500   10,128,353
    NSK, Ltd............................................. 1,136,400   11,084,192
    NTN Corp............................................. 1,823,100    5,990,930
    Obayashi Corp........................................ 2,342,282   22,287,456
    Oji Holdings Corp.................................... 3,422,700   19,819,446
    ORIX Corp............................................ 3,324,900   50,152,174
    Rengo Co., Ltd.......................................   899,500    7,874,010
    Resona Holdings, Inc................................. 2,696,600   13,624,794
    Ricoh Co., Ltd....................................... 2,004,400   21,352,627
    Rohm Co., Ltd........................................    70,700    4,989,976
    Sankyo Co., Ltd......................................    26,400    1,023,159
    Sawai Pharmaceutical Co., Ltd........................     7,500      386,490
    Sega Sammy Holdings, Inc.............................    52,200      735,659
    Seino Holdings Co., Ltd..............................   481,500    6,656,642
#   Sekisui House, Ltd................................... 2,745,400   41,031,079
#   Shimamura Co., Ltd...................................    73,300    6,347,469
    Shimizu Corp.........................................   746,000    6,348,606
    Shinsei Bank, Ltd....................................   313,400    4,243,172
    Shizuoka Bank, Ltd. (The)............................   851,000    7,120,572
    Sojitz Corp.......................................... 3,995,200   15,360,492
    Sompo Holdings, Inc..................................   208,010    7,842,848
    Sumitomo Bakelite Co., Ltd...........................     3,400      126,772
    Sumitomo Chemical Co., Ltd........................... 7,962,000   41,534,445
    Sumitomo Corp........................................ 1,489,000   23,054,967
    Sumitomo Electric Industries, Ltd.................... 3,161,100   45,040,441
    Sumitomo Forestry Co., Ltd...........................   598,600    7,807,569
    Sumitomo Heavy Industries, Ltd.......................   524,600   17,796,072
    Sumitomo Metal Mining Co., Ltd.......................   961,164   27,799,639
    Sumitomo Mitsui Financial Group, Inc................. 2,857,600  106,308,344
    Sumitomo Mitsui Trust Holdings, Inc..................   355,443   13,463,977
#   Sumitomo Osaka Cement Co., Ltd.......................    16,700      740,964
    Sumitomo Rubber Industries, Ltd......................   770,500   10,710,094
    Suzuken Co., Ltd.....................................    17,900      939,850
    T&D Holdings, Inc....................................   934,100   11,595,993
    Taiheiyo Cement Corp.................................   528,721   18,152,971
    Taiyo Yuden Co., Ltd.................................   267,400    4,712,079
    Takashimaya Co., Ltd.................................   463,917    6,304,563
*   Takeda Pharmaceutical Co, Ltd., Sponsored ADR........   437,168    8,730,238
    Takeda Pharmaceutical Co., Ltd.......................   246,632    9,957,333
    TDK Corp.............................................    50,600    4,004,280
    Teijin, Ltd..........................................   855,090   14,778,414
    THK Co., Ltd.........................................   197,800    4,725,597
    Toda Corp............................................   717,800    4,590,208
#   Toho Holdings Co., Ltd...............................    87,200    2,135,986
    Tokai Rika Co., Ltd..................................   170,600    3,035,369
    Tokio Marine Holdings, Inc...........................    11,719      573,829
    Tokyo Broadcasting System Holdings, Inc..............    56,000      971,989
    Tokyo Tatemono Co., Ltd..............................   870,300   10,582,666

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CONTINUED


                                                            SHARES      VALUE>>
                                                           --------- --------------
JAPAN -- (Continued)
     Tokyu Fudosan Holdings Corp.......................... 2,556,700 $   13,929,007
     Toppan Printing Co., Ltd.............................   656,900     10,765,940
     Toray Industries, Inc................................   114,200        846,347
     Tosoh Corp........................................... 1,241,700     17,635,295
     Toyo Seikan Group Holdings, Ltd......................   503,949     11,343,577
     Toyoda Gosei Co., Ltd................................   310,400      6,791,209
     Toyota Industries Corp...............................   218,000     10,799,950
     Toyota Motor Corp., Sponsored ADR....................   218,033     26,855,125
     Toyota Motor Corp.................................... 4,137,890    254,687,492
     Toyota Tsusho Corp...................................   521,600     16,589,869
     TS Tech Co., Ltd.....................................   130,100      3,914,298
     TV Asahi Holdings Corp...............................    31,700        587,018
     Ube Industries, Ltd..................................   504,100     11,399,125
     Universal Entertainment Corp.........................    32,900        990,075
     Wacoal Holdings Corp.................................    69,200      1,876,504
#    Yamada Denki Co., Ltd................................ 1,863,600      9,177,276
     Yamaguchi Financial Group, Inc.......................   399,348      4,059,502
     Yamato Kogyo Co., Ltd................................    51,100      1,334,436
     Yokohama Rubber Co., Ltd. (The)......................   563,500     11,952,323
     Zeon Corp............................................   404,300      4,156,768
                                                                     --------------
TOTAL JAPAN...............................................            2,764,226,641
                                                                     --------------
NETHERLANDS -- (3.7%)
     ABN AMRO Group NV.................................... 1,258,969     31,393,594
#    Aegon NV............................................. 4,516,137     23,265,957
#    Aegon NV.............................................   503,770      2,604,491
*    Akzo Nobel NV........................................    29,483      2,537,495
     ArcelorMittal........................................ 1,780,735     41,130,033
#    ArcelorMittal........................................   726,121     17,063,846
     ASR Nederland NV.....................................   160,842      6,784,014
*    Coca-Cola European Partners P.L.C....................    24,638      1,156,190
#    ING Groep NV, Sponsored ADR..........................   921,132     10,933,837
     ING Groep NV......................................... 6,111,967     72,523,429
     Koninklijke Ahold Delhaize NV........................ 5,195,538    136,882,167
#    Koninklijke DSM NV...................................   650,107     60,795,485
     Koninklijke Philips NV...............................   112,726      4,444,230
     Koninklijke Philips NV...............................    13,510        532,699
     Koninklijke Vopak NV.................................    56,975      2,895,419
     NN Group NV..........................................   827,562     34,945,745
     Randstad NV..........................................    60,984      2,939,699
                                                                     --------------
TOTAL NETHERLANDS.........................................              452,828,330
                                                                     --------------
NEW ZEALAND -- (0.2%)
     Air New Zealand, Ltd................................. 2,720,019      5,289,579
     Auckland International Airport, Ltd.................. 1,857,787      9,455,380
     EBOS Group, Ltd......................................    51,086        765,916
# *  Fletcher Building, Ltd............................... 1,637,344      5,660,184
#    Fonterra Co-operative Group, Ltd.....................   256,219        839,870
     SKYCITY Entertainment Group, Ltd.....................   266,175        707,415
                                                                     --------------
TOTAL NEW ZEALAND.........................................               22,718,344
                                                                     --------------
NORWAY -- (0.8%)
     Aker ASA, Class A....................................    24,252      1,707,109
     Austevoll Seafood ASA................................    90,175      1,151,575
     DNB ASA.............................................. 2,105,139     37,364,578
     Equinor ASA..........................................   106,659      2,438,884
     Norsk Hydro ASA...................................... 4,979,071     23,083,099
     Norsk Hydro ASA, Sponsored ADR.......................    46,000        214,590

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CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
NORWAY -- (Continued)
    SpareBank 1 SR-Bank ASA..............................    354,848 $  3,841,674
    Storebrand ASA.......................................  1,436,496   11,009,094
#   Subsea 7 SA..........................................  1,039,429   11,794,725
    Yara International ASA...............................    295,490   12,218,846
                                                                     ------------
TOTAL NORWAY.............................................             104,824,174
                                                                     ------------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA....................................    541,158    4,875,072
                                                                     ------------
SINGAPORE -- (1.1%)
    CapitaLand, Ltd......................................  8,246,300   20,444,368
    City Developments, Ltd...............................  1,714,600   11,735,407
    Frasers Property, Ltd................................    492,700      663,344
    Golden Agri-Resources, Ltd........................... 13,962,500    2,634,890
    Hongkong Land Holdings, Ltd..........................  1,112,100    8,000,333
    Hutchison Port Holdings Trust........................ 16,251,500    4,076,282
    Keppel Corp., Ltd....................................  6,280,000   28,556,446
    Olam International, Ltd..............................    480,500      661,019
    Sembcorp Industries, Ltd.............................  5,691,700   10,980,533
    Singapore Airlines, Ltd..............................  2,967,000   21,314,893
#   Singapore Press Holdings, Ltd........................  2,135,700    3,989,522
    United Industrial Corp., Ltd.........................  1,610,370    3,575,519
    UOL Group, Ltd.......................................  1,203,774    5,957,168
#   Wilmar International, Ltd............................  5,258,600   13,024,269
                                                                     ------------
TOTAL SINGAPORE..........................................             135,613,993
                                                                     ------------
SOUTH AFRICA -- (0.0%)
    Nedbank Group, Ltd...................................     83,277    1,802,343
    Old Mutual, Ltd......................................    623,967    1,082,425
                                                                     ------------
TOTAL SOUTH AFRICA.......................................               2,884,768
                                                                     ------------
SPAIN -- (2.5%)
#   Banco Bilbao Vizcaya Argentaria SA...................  2,775,223   16,471,360
    Banco de Sabadell SA................................. 18,523,466   21,239,075
#   Banco Santander SA................................... 38,987,111  184,901,527
    Banco Santander SA, Sponsored ADR....................     71,002      336,550
#   Bankia SA............................................  1,716,143    5,002,513
    Repsol SA............................................  4,251,370   74,624,499
                                                                     ------------
TOTAL SPAIN..............................................             302,575,524
                                                                     ------------
SWEDEN -- (2.7%)
#   BillerudKorsnas AB...................................    345,584    4,364,156
    Boliden AB...........................................  1,195,043   29,909,827
    Dometic Group AB.....................................    114,399      816,227
    Getinge AB, Class B..................................    559,676    6,319,454
#   Holmen AB, Class A...................................      5,562      119,446
#   Holmen AB, Class B...................................    476,284   10,206,896
    Husqvarna AB, Class B................................    132,968    1,016,300
#   ICA Gruppen AB.......................................    156,697    5,511,299
#   Intrum AB............................................    152,893    4,369,249
    Millicom International Cellular SA...................    133,262    8,346,295
    Nordea Bank Abp......................................  5,948,664   54,140,475
    Pandox AB............................................     67,965    1,183,295
    Skandinaviska Enskilda Banken AB, Class A............  4,478,462   47,008,805
#   Skandinaviska Enskilda Banken AB, Class C............     28,685      310,710
    SKF AB, Class B......................................    640,955   10,796,380
    SSAB AB, Class A.....................................    546,342    2,165,752

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CONTINUED


                                                            SHARES      VALUE>>
                                                          ---------- --------------
SWEDEN -- (Continued)
    SSAB AB, Class B.....................................  1,359,160 $    4,550,760
    Svenska Cellulosa AB SCA, Class A....................     63,918        579,722
    Svenska Cellulosa AB SCA, Class B....................  1,808,173     15,904,641
#   Svenska Handelsbanken AB, Class A....................  2,468,745     26,847,230
#   Svenska Handelsbanken AB, Class B....................     33,811        391,129
    Swedbank AB, Class A.................................  1,115,007     25,328,989
    Tele2 AB, Class B....................................    190,844      2,389,233
    Telefonaktiebolaget LM Ericsson, Class A.............     28,098        253,426
    Telefonaktiebolaget LM Ericsson, Class B.............  2,547,050     22,703,051
    Telia Co. AB.........................................  7,857,507     34,242,623
    Trelleborg AB, Class B...............................    554,061      9,332,796
                                                                     --------------
TOTAL SWEDEN.............................................               329,108,166
                                                                     --------------
SWITZERLAND -- (8.2%)
    Adecco Group AG......................................    683,506     34,251,174
    Baloise Holding AG...................................    183,510     28,421,641
    Banque Cantonale Vaudoise............................      2,723      2,159,497
    Cie Financiere Richemont SA..........................  1,119,894     77,191,936
    Clariant AG..........................................  1,326,060     26,339,601
    Credit Suisse Group AG...............................  1,363,427     16,572,924
#   Credit Suisse Group AG, Sponsored ADR................  1,052,790     12,749,287
    Dufry AG.............................................    159,126     15,915,111
    Flughafen Zurich AG..................................     44,330      7,830,383
    Helvetia Holding AG..................................      2,332      1,380,631
    Julius Baer Group, Ltd...............................    716,015     28,778,241
    LafargeHolcim, Ltd...................................    853,272     40,127,479
    LafargeHolcim, Ltd...................................    375,078     17,536,429
    Lonza Group AG.......................................     16,770      4,430,602
#   Novartis AG, Sponsored ADR...........................    469,577     41,097,379
    Novartis AG..........................................  2,725,487    237,937,095
#   Swatch Group AG (The)................................    144,166     41,298,064
    Swatch Group AG (The)................................    195,503     10,878,209
    Swiss Life Holding AG................................    104,266     43,015,053
    Swiss Prime Site AG..................................    114,883      9,732,081
    Swiss Re AG..........................................    429,701     41,210,315
    Swisscom AG..........................................     46,912     22,485,027
    UBS Group AG.........................................  6,275,625     81,355,304
#   UBS Group AG.........................................  1,233,581     15,987,210
    Vifor Pharma AG......................................     32,760      4,169,500
    Zurich Insurance Group AG............................    445,436    139,801,292
                                                                     --------------
TOTAL SWITZERLAND........................................             1,002,651,465
                                                                     --------------
UNITED KINGDOM -- (15.1%)
    3i Group P.L.C.......................................    796,855      8,893,483
#   Anglo American P.L.C.................................  5,385,700    137,635,734
    Antofagasta P.L.C....................................    246,621      2,819,354
    Aviva P.L.C.......................................... 15,461,421     84,088,628
#   Barclays P.L.C., Sponsored ADR.......................  6,073,550     50,774,878
    Barclays P.L.C.......................................  2,226,517      4,640,847
    Barratt Developments P.L.C...........................  3,876,761     27,420,812
    BP P.L.C., Sponsored ADR.............................  5,168,984    212,548,622
    British American Tobacco P.L.C., Sponsored ADR.......    413,928     14,603,380
    British American Tobacco P.L.C.......................  1,339,596     47,220,808
    Glencore P.L.C....................................... 26,644,244    108,344,052
    GVC Holdings P.L.C...................................     69,102        608,912
    HSBC Holdings P.L.C.................................. 13,602,549    114,536,839
#   HSBC Holdings P.L.C., Sponsored ADR..................  2,687,511    113,224,838
    Investec P.L.C.......................................    689,402      4,431,357

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                            SHARES        VALUE>>
                                                          ----------- ---------------
UNITED KINGDOM -- (Continued)
    J Sainsbury P.L.C....................................   8,162,535 $    30,564,209
    John Wood Group P.L.C................................     927,122       6,580,138
    Kingfisher P.L.C.....................................   8,242,918      24,080,459
    Lloyds Banking Group P.L.C........................... 178,279,771     135,914,159
    Lloyds Banking Group P.L.C., ADR.....................   1,479,223       4,482,046
    Mediclinic International P.L.C.......................     113,380         468,246
#   Melrose Industries P.L.C.............................   4,107,208       9,103,742
    Micro Focus International P.L.C......................     246,462       4,698,819
#   Micro Focus International P.L.C., Sponsored ADR......     200,616       3,831,766
#   Pearson P.L.C........................................     748,020       8,893,135
#   Pearson P.L.C., Sponsored ADR........................   1,119,256      13,296,761
    Royal Bank of Scotland Group P.L.C...................   5,339,387      16,937,665
#   Royal Bank of Scotland Group P.L.C., Sponsored ADR...     938,936       6,037,358
    Royal Dutch Shell P.L.C., Class A....................     122,471       3,796,653
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A.....   2,854,473     176,206,595
    Royal Dutch Shell P.L.C., Sponsored ADR, Class B.....   3,006,785     188,826,098
    Royal Mail P.L.C.....................................   3,005,342      10,589,078
    Standard Chartered P.L.C.............................   4,909,664      39,596,989
    Standard Life Aberdeen P.L.C.........................   1,614,944       5,338,977
    Vodafone Group P.L.C.................................  58,351,986     106,421,343
    Vodafone Group P.L.C., Sponsored ADR.................   4,011,201      73,164,311
    Wm Morrison Supermarkets P.L.C.......................   9,246,360      28,434,023
#   WPP P.L.C., Sponsored ADR............................      76,303       4,372,162
    WPP P.L.C............................................   1,396,545      15,981,372
                                                                      ---------------
TOTAL UNITED KINGDOM.....................................               1,849,408,648
                                                                      ---------------
UNITED STATES -- (0.3%)
    Linde P.L.C..........................................     201,318      32,651,717
                                                                      ---------------
TOTAL COMMON STOCKS......................................              11,846,463,380
                                                                      ---------------
PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
    Bayerische Motoren Werke AG..........................     132,622       9,802,450
    Porsche Automobil Holding SE.........................     322,304      20,958,453
    Volkswagen AG........................................     689,777     117,652,932
                                                                      ---------------
TOTAL GERMANY............................................                 148,413,835
                                                                      ---------------
TOTAL INVESTMENT SECURITIES..............................              11,994,877,215
                                                                      ---------------
                                                                           VALUE+
SECURITIES LENDING COLLATERAL -- (2.3%)
@  (S) DFA Short Term Investment Fund....................  24,453,841     282,955,399
                                                                      ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $11,994,230,899)^^.............................             $12,277,832,614
                                                                      ===============

ADR.    American Depositary Receipt.
P.L.C.. Public Limited Company.
SA..    Special Assessment.
>> Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#       Total or Partial Securities on Loan.
*       Non-Income Producing Securities.
+       See Security Valuation Note within the Notes to Schedules of
        Investments.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.
^^      See Federal Tax Cost Note within the Notes to Schedules of Investments.

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


As of January 31, 2019, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                               UNREALIZED
                               NUMBER OF EXPIRATION  NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE      VALUE        VALUE     (DEPRECIATION)
-----------                    --------- ---------- ----------- ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFA Index Future........    44      03/15/19  $ 3,909,416 $  4,021,820   $  112,404
S&P 500(R) Emini Index........   724      03/15/19   92,434,546   97,902,900    5,468,354
                                                    ----------- ------------   ----------
TOTAL FUTURES CONTRACTS.......                      $96,343,962 $101,924,720   $5,580,758
                                                    =========== ============   ==========

Summary of the Series' investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1           LEVEL 2     LEVEL 3      TOTAL
                               --------------   --------------- ------- ---------------
Common Stocks
   Australia..................             --   $   695,050,299   --    $   695,050,299
   Austria....................             --         7,377,583   --          7,377,583
   Belgium....................             --       118,684,428   --        118,684,428
   Canada..................... $1,023,256,280                --   --      1,023,256,280
   Denmark....................             --       191,979,078   --        191,979,078
   Finland....................             --        95,075,320   --         95,075,320
   France.....................             --     1,205,216,638   --      1,205,216,638
   Germany....................     29,777,447       760,024,301   --        789,801,748
   Hong Kong..................             --       407,108,484   --        407,108,484
   Ireland....................      5,730,768        30,294,612   --         36,025,380
   Israel.....................             --        57,312,094   --         57,312,094
   Italy......................     32,351,904       182,857,302   --        215,209,206
   Japan......................     64,109,928     2,700,116,713   --      2,764,226,641
   Netherlands................     31,134,873       421,693,457   --        452,828,330
   New Zealand................             --        22,718,344   --         22,718,344
   Norway.....................        214,590       104,609,584   --        104,824,174
   Portugal...................             --         4,875,072   --          4,875,072
   Singapore..................             --       135,613,993   --        135,613,993
   South Africa...............             --         2,884,768   --          2,884,768
   Spain......................        336,550       302,238,974   --        302,575,524
   Sweden.....................             --       329,108,166   --        329,108,166
   Switzerland................     69,833,876       932,817,589   --      1,002,651,465
   United Kingdom.............    861,368,815       988,039,833   --      1,849,408,648
   United States..............     32,651,717                --   --         32,651,717
Preferred Stocks
   Germany....................             --       148,413,835   --        148,413,835
Securities Lending Collateral.             --       282,955,399   --        282,955,399
Futures Contracts**...........      5,580,758                --   --          5,580,758
TOTAL......................... $2,156,347,506   $10,127,065,866   --    $12,283,413,372

** Valued at the unrealized appreciation/(depreciation) on the investment.

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                            SHARES    VALUE>>
                                                           --------- ----------
COMMON STOCKS -- (96.5%)
COMMUNICATION SERVICES -- (3.0%)
#    Aeria, Inc...........................................    67,000 $  343,947
     Akatsuki, Inc........................................    26,400  1,513,377
# *  AlphaPolis Co., Ltd..................................    11,300    245,515
     Amuse, Inc...........................................    79,798  1,770,819
     AOI TYO Holdings, Inc................................   163,731  1,270,752
     Asahi Broadcasting Group Holdings Corp...............    70,000    452,869
     Asahi Net, Inc.......................................    79,700    370,263
#    Ateam, Inc...........................................   102,000  1,639,686
# *  Atrae, Inc...........................................    42,100    857,087
     Avex, Inc............................................   286,800  3,856,781
# *  Bengo4.com, Inc......................................    36,300  1,285,785
     CareerIndex, Inc.....................................    47,400    523,495
     Carta Holdings, Inc..................................    54,800    545,777
#    Ceres, Inc...........................................    18,800    267,804
     COLOPL, Inc..........................................   387,800  2,804,685
# *  COOKPAD, Inc.........................................   157,300    442,421
# *  Cyberstep, Inc.......................................    30,700    305,119
#    Dip Corp.............................................   262,400  4,790,227
*    eBook Initiative Japan Co., Ltd......................     9,100    126,372
#    Extreme Co., Ltd.....................................    17,300    561,908
     F@N Communications, Inc..............................   363,700  1,846,205
#    Faith, Inc...........................................    54,410    421,711
#    Freebit Co., Ltd.....................................    75,400    616,269
# *  Full Speed, Inc......................................    41,900    220,860
     Gakken Holdings Co., Ltd.............................    40,000  1,498,401
     Gree, Inc............................................   980,600  4,451,937
# *  GungHo Online Entertainment, Inc.....................   784,600  1,852,552
     Gurunavi, Inc........................................   217,800  1,462,909
#    IMAGICA GROUP, Inc...................................   110,000    533,941
     Intage Holdings, Inc.................................   260,600  2,072,220
     Internet Initiative Japan, Inc.......................   193,800  4,567,393
*    Itokuro, Inc.........................................    54,700  1,679,615
*    Kadokawa Dwango......................................   180,416  1,958,566
#    Kamakura Shinsho, Ltd................................    95,300  1,240,596
# *  KLab, Inc............................................   182,000  1,542,334
     LIFULL Co., Ltd......................................   437,400  2,880,897
     Macromill, Inc.......................................   246,300  3,509,879
#    MarkLines Co., Ltd...................................    64,500    833,078
     Marvelous, Inc.......................................   239,300  2,068,803
#    Members Co., Ltd.....................................    45,500    466,108
#    Mixi, Inc............................................   236,600  5,997,850
# *  Mobile Factory, Inc..................................    27,700    384,624
     MTI, Ltd.............................................   196,800  1,141,429
# *  Mynet, Inc...........................................    28,400    457,705
     Okinawa Cellular Telephone Co........................    82,600  2,928,714
# *  OPT Holding, Inc.....................................     8,900    130,265
     Proto Corp...........................................    91,800  1,280,080
     Septeni Holdings Co., Ltd............................    20,900     37,562
# *  Sharingtechnology, Inc...............................    24,900    308,225
     Shobunsha Publications, Inc..........................   258,500  1,070,328
     SKY Perfect JSAT Holdings, Inc....................... 1,124,500  4,952,593
#    SoldOut, Inc.........................................     2,800    100,150
# *  Synchro Food Co., Ltd................................    53,700    322,076
     Toei Animation Co., Ltd..............................    80,700  3,495,767

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE>>
                                                           ------- ------------
COMMUNICATION SERVICES -- (Continued)
     Toei Co., Ltd........................................  51,300 $  6,313,071
     Tohokushinsha Film Corp..............................  87,200      500,227
     Tow Co., Ltd......................................... 135,400      887,339
     TV Asahi Holdings Corp...............................   1,700       31,480
     Tv Tokyo Holdings Corp............................... 103,500    2,189,957
# *  Usen-Next Holdings Co., Ltd.......................... 101,100      903,387
     ValueCommerce Co., Ltd............................... 126,500    1,973,732
# *  V-Cube, Inc.......................................... 120,000      409,962
     Vector, Inc.......................................... 198,800    2,591,127
*    Vision, Inc..........................................  48,900    1,843,897
#    WirelessGate, Inc....................................  42,700      198,747
     Wowow, Inc...........................................  42,100    1,096,123
*    Zappallas, Inc.......................................  55,900      192,314
     Zenrin Co., Ltd...................................... 283,250    7,184,468
*    ZIGExN Co., Ltd...................................... 445,100    2,341,756
                                                                   ------------
TOTAL COMMUNICATION SERVICES..............................          110,963,918
                                                                   ------------
CONSUMER DISCRETIONARY -- (18.3%)
#    Adastria Co., Ltd.................................... 166,840    3,065,952
#    Adventure, Inc.......................................  12,300      778,227
#    Aeon Fantasy Co., Ltd................................  60,032    1,432,260
*    AGORA Hospitality Group Co., Ltd..................... 341,200       84,816
     Ahresty Corp......................................... 152,800      914,421
#    Aigan Co., Ltd.......................................  86,100      230,600
     Ainavo Holdings Co., Ltd.............................   1,700       13,604
     Aisan Industry Co., Ltd.............................. 271,800    1,881,428
# *  Akebono Brake Industry Co., Ltd...................... 396,600      604,010
#    Alpen Co., Ltd....................................... 131,300    2,015,016
     Alpha Corp...........................................  51,500      596,808
     Amiyaki Tei Co., Ltd.................................  31,300    1,034,696
*    Anrakutei Co., Ltd...................................   1,300       56,990
     AOKI Holdings, Inc................................... 285,700    3,365,169
     Aoyama Trading Co., Ltd.............................. 327,900    8,193,416
     Arata Corp........................................... 100,000    4,007,605
     Arcland Sakamoto Co., Ltd............................ 229,500    2,886,295
     Arcland Service Holdings Co., Ltd.................... 110,900    2,047,768
#    Asahi Co., Ltd....................................... 117,500    1,576,553
     Asante, Inc..........................................  49,000      964,329
     Ashimori Industry Co., Ltd...........................  30,899      416,421
#    Asti Corp............................................  20,800      323,226
#    Atom Corp............................................ 722,800    6,581,147
     Atsugi Co., Ltd...................................... 131,400    1,175,307
# *  Aucfan Co., Ltd......................................  12,500      173,235
#    Aucnet, Inc..........................................  15,000      120,489
     Autobacs Seven Co., Ltd.............................. 553,000    9,259,204
#    Baroque Japan, Ltd................................... 105,800      892,516
# *  Beaglee, Inc.........................................  35,400      280,336
     Beauty Garage, Inc...................................  17,400      250,397
#    Beenos, Inc..........................................  53,900      674,409
     Belluna Co., Ltd..................................... 380,100    3,593,835
     Bookoff Group Holdings, Ltd..........................  68,800      473,836
#    BRONCO BILLY Co., Ltd................................  76,600    1,823,620
     Can Do Co., Ltd......................................  67,000      941,950
     Central Automotive Products, Ltd.....................  84,500    1,206,563
     Central Sports Co., Ltd..............................  52,100    1,595,843
#    Chikaranomoto Holdings Co., Ltd......................  35,400      260,623
#    CHIMNEY Co., Ltd.....................................  37,900      876,815
     Chiyoda Co., Ltd..................................... 123,100    2,071,575
     Chofu Seisakusho Co., Ltd............................ 142,400    2,636,366

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES   VALUE>>
                                                           ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
     Chori Co., Ltd.......................................  81,100 $1,181,981
     Chuo Spring Co., Ltd.................................  20,000    532,951
     Clarion Co., Ltd..................................... 177,600  4,079,571
     Cleanup Corp......................................... 147,400    790,191
#    Coco's Japan Co., Ltd................................  54,300  1,139,165
#    Colowide Co., Ltd.................................... 298,800  6,493,526
     Corona Corp.......................................... 105,500    984,780
#    Create Restaurants Holdings, Inc..................... 341,100  3,822,336
#    Cross Plus, Inc......................................   9,800     67,099
     Daido Metal Co., Ltd................................. 307,600  2,168,257
#    Daidoh, Ltd..........................................  82,300    251,887
     Daikoku Denki Co., Ltd...............................  62,000    845,960
     Daikyonishikawa Corp................................. 271,700  2,812,249
     Dainichi Co., Ltd....................................  66,800    429,660
     Daisyo Corp..........................................  32,200    445,755
#    Daiyu Lic Holdings Co., Ltd..........................  75,600    682,098
#    DCM Holdings Co., Ltd................................ 842,600  8,601,915
#    DD Holdings Co., Ltd.................................  29,600    575,280
     Descente, Ltd........................................ 278,300  5,794,902
     Doshisha Co., Ltd.................................... 174,300  2,670,684
     Doutor Nichires Holdings Co., Ltd.................... 214,786  4,111,273
#    Dynic Corp...........................................  42,200    284,056
     Eagle Industry Co., Ltd.............................. 201,000  2,368,245
     EAT&Co, Ltd..........................................  33,000    485,711
     EDION Corp........................................... 552,900  5,611,965
*    Enigmo, Inc..........................................  87,000  1,956,083
#    ES-Con Japan, Ltd.................................... 203,600  1,548,493
     ESCRIT, Inc..........................................  47,100    257,472
     ESTELLE Holdings Co., Ltd............................  12,600     75,712
     Exedy Corp........................................... 227,300  5,731,780
     FCC Co., Ltd......................................... 279,700  7,112,514
#    Felissimo Corp.......................................  21,200    207,657
#    Fields Corp.......................................... 119,200    835,170
#    Fine Sinter Co., Ltd.................................  10,300    219,203
     First Juken Co., Ltd.................................  51,200    534,272
#    First-corp, Inc......................................  43,100    296,288
     FJ Next Co., Ltd..................................... 116,100    979,814
     Foster Electric Co., Ltd............................. 151,200  2,312,097
     France Bed Holdings Co., Ltd......................... 152,300  1,242,283
     F-Tech, Inc.......................................... 103,500    918,875
     Fuji Co., Ltd........................................ 152,700  2,592,432
#    Fuji Corp............................................  39,100    736,704
     Fuji Corp., Ltd...................................... 199,300  1,546,470
#    Fuji Kyuko Co., Ltd.................................. 173,900  5,304,385
     Fujibo Holdings, Inc.................................  77,700  1,915,435
     Fujikura Rubber, Ltd................................. 145,600    612,202
#    Fujio Food System Co., Ltd...........................  59,400  1,299,214
     Fujishoji Co., Ltd...................................  55,100    483,722
#    Fujita Kanko, Inc....................................  57,200  1,423,313
     Fujitsu General, Ltd................................. 508,300  6,540,991
     FuKoKu Co., Ltd......................................  65,400    524,629
# *  Funai Electric Co., Ltd.............................. 133,100    717,316
#    Furukawa Battery Co., Ltd. (The)..................... 101,100    647,083
     Furyu Corp...........................................  95,300    888,981
     Futaba Industrial Co., Ltd........................... 441,000  2,296,381
     Gakkyusha Co., Ltd...................................  50,900    625,740
#    Genki Sushi Co., Ltd.................................  36,000  1,358,695
     Geo Holdings Corp.................................... 247,800  3,799,494
#    Gfoot Co., Ltd.......................................  98,100    601,825

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES   VALUE>>
                                                          ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
    GLOBERIDE, Inc.......................................  61,799 $1,383,535
#   Gokurakuyu Holdings Co., Ltd.........................  82,500    461,328
#   Golf Digest Online, Inc..............................  71,200    431,928
    Greens Co., Ltd......................................  24,600    319,240
    GSI Creos Corp.......................................  31,592    366,685
    G-Tekt Corp.......................................... 140,200  2,060,236
    Gunze, Ltd........................................... 122,800  5,123,104
    H2O Retailing Corp................................... 426,200  5,998,214
    Hagihara Industries, Inc.............................  97,700  1,371,141
#   Hakuyosha Co., Ltd...................................  13,600    339,039
#   Hamee Corp...........................................  44,900    352,395
    Handsman Co., Ltd....................................  37,500    404,096
    Happinet Corp........................................ 122,100  1,791,194
#   Harada Industry Co., Ltd.............................  65,600    529,277
    Hard Off Corp. Co., Ltd..............................  67,700    506,978
    Haruyama Holdings, Inc...............................  56,500    433,568
    Heian Ceremony Service Co., Ltd......................   8,300     65,715
    Hiday Hidaka Corp.................................... 164,687  3,241,121
    HI-LEX Corp.......................................... 106,300  2,027,252
#   Himaraya Co., Ltd....................................  35,900    305,880
    Hinokiya Group Co., Ltd..............................  49,000    859,805
#   Hiramatsu, Inc....................................... 266,500    821,851
    H-One Co., Ltd....................................... 143,300  1,342,316
    Honeys Holdings Co., Ltd............................. 129,340  1,113,715
#   Hoosiers Holdings.................................... 368,500  2,259,181
#   Hotland Co., Ltd.....................................  70,700    815,634
#   House Do Co., Ltd....................................  40,200    452,288
#   HUB Co., Ltd.........................................  33,900    310,219
#   I K K, Inc...........................................  68,000    454,995
#   I.K Co., Ltd.........................................  29,500    243,034
    IBJ, Inc.............................................  91,000    732,043
    Ichibanya Co., Ltd................................... 117,258  4,775,634
    Ichikoh Industries, Ltd.............................. 169,300    937,870
    IDOM, Inc............................................ 274,900  1,028,449
    IJT Technology Holdings Co., Ltd..................... 170,180  1,029,552
    Imasen Electric Industrial........................... 128,100  1,187,757
#   Istyle, Inc.......................................... 337,800  2,573,811
    Janome Sewing Machine Co., Ltd....................... 104,900    472,689
#   Japan Best Rescue System Co., Ltd....................  77,900    893,186
    Japan Wool Textile Co., Ltd. (The)................... 382,900  3,076,190
#   JFLA Holdings, Inc................................... 102,700    378,833
    JINS, Inc............................................ 109,700  5,501,659
#   Joban Kosan Co., Ltd.................................  44,099    636,457
#   Jolly - Pasta Co., Ltd...............................  22,600    398,129
    Joshin Denki Co., Ltd................................ 133,200  2,785,294
    JP-Holdings, Inc..................................... 356,800    919,723
    JVC Kenwood Corp..................................... 747,400  1,753,778
    Kappa Create Co., Ltd................................  20,300    260,542
    Kasai Kogyo Co., Ltd................................. 204,200  1,645,418
    Kawai Musical Instruments Manufacturing Co., Ltd.....  40,000  1,113,605
    Keihin Corp.......................................... 343,800  6,154,525
    Keiyo Co., Ltd....................................... 201,300    962,416
    KFC Holdings Japan, Ltd..............................  68,100  1,241,231
    King Co., Ltd........................................  44,900    207,620
*   Kintetsu Department Store Co., Ltd...................  61,000  1,893,538
    Ki-Star Real Estate Co., Ltd.........................  49,800    828,335
*   KNT-CT Holdings Co., Ltd.............................  90,300  1,021,498
    Kohnan Shoji Co., Ltd................................ 178,200  4,504,993
*   Kojima Co., Ltd...................................... 194,200  1,030,254

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES   VALUE>>
                                                           ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
     Komatsu Matere Co., Ltd.............................. 231,000 $1,569,539
     KOMEDA Holdings Co., Ltd............................. 392,700  7,518,607
     Komehyo Co., Ltd.....................................  53,500    558,082
     Komeri Co., Ltd...................................... 238,800  6,042,402
     Konaka Co., Ltd...................................... 122,106    498,456
     Koshidaka Holdings Co., Ltd.......................... 281,700  4,038,207
# *  Kourakuen Holdings Corp..............................  93,900  1,919,386
#    KU Holdings Co., Ltd................................. 129,100    926,274
     Kura Corp............................................  83,800  4,342,433
     Kurabo Industries, Ltd............................... 126,500  2,727,906
     Kushikatsu Tanaka Holdings Co........................  14,700    335,750
     KYB Corp............................................. 153,900  4,171,712
     Kyoritsu Maintenance Co., Ltd........................ 115,662  5,282,870
#    Kyoto Kimono Yuzen Co., Ltd..........................  29,100    111,534
*    Laox Co., Ltd........................................ 183,900    450,526
     LEC, Inc............................................. 182,200  2,710,415
# *  LIKE Kidsnext Co., Ltd...............................  43,600    336,219
*    Litalico, Inc........................................  36,800    689,696
     LIXIL VIVA Corp...................................... 165,200  2,379,491
#    Look Holdings, Inc...................................  45,600    453,772
     Mamiya-Op Co., Ltd...................................  32,700    286,421
     Mars Group Holdings Corp.............................  96,500  1,895,114
#    Maruzen CHI Holdings Co., Ltd........................ 109,800    320,748
     Matsuya Co., Ltd..................................... 165,400  1,524,632
     Matsuyafoods Holdings Co., Ltd.......................  68,300  2,262,891
     Media Do Holdings Co., Ltd...........................  42,700    885,231
     Meiko Network Japan Co., Ltd......................... 125,100  1,090,855
     Meiwa Estate Co., Ltd................................  95,300    520,083
     Mikuni Corp.......................................... 171,300    794,514
     Misawa Homes Co., Ltd................................ 129,600    891,347
     Mitsuba Corp......................................... 215,490  1,335,728
     Mizuno Corp.......................................... 150,300  3,513,962
     Monogatari Corp. (The)...............................  43,100  3,736,161
     Morito Co., Ltd...................................... 112,500    742,183
     MrMax Holdings, Ltd.................................. 176,100    815,287
     Murakami Corp........................................  30,000    694,552
     Musashi Seimitsu Industry Co., Ltd................... 379,000  5,511,399
     Nafco Co., Ltd.......................................  47,500    738,697
     Nagawa Co., Ltd......................................  46,300  2,286,304
*    Naigai Co., Ltd......................................  21,500    101,187
#    Nakayamafuku Co., Ltd................................  67,400    324,616
#    Nextage Co., Ltd..................................... 232,900  2,589,606
     Nichirin Co., Ltd....................................  69,660  1,226,735
     Nihon Eslead Corp....................................  58,800    819,547
     Nihon House Holdings Co., Ltd........................ 312,800  1,225,581
     Nihon Plast Co., Ltd................................. 122,500    863,912
     Nihon Tokushu Toryo Co., Ltd.........................  87,400  1,056,037
     Nikki Co., Ltd.......................................   2,100     38,266
#    Nippon Felt Co., Ltd.................................  77,600    315,097
     Nippon Piston Ring Co., Ltd..........................  46,000    741,710
     Nippon Seiki Co., Ltd................................ 353,700  6,563,239
     Nippon View Hotel Co., Ltd...........................  41,400    411,508
     Nishikawa Rubber Co., Ltd............................  30,400    542,483
     Nishimatsuya Chain Co., Ltd.......................... 387,300  3,193,054
     Nissan Shatai Co., Ltd............................... 533,700  4,880,317
     Nissan Tokyo Sales Holdings Co., Ltd................. 174,100    484,754
     Nissin Kogyo Co., Ltd................................ 313,700  4,272,497
     Nittan Valve Co., Ltd................................  93,500    280,922
     Nojima Corp.......................................... 226,200  4,465,550

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
                                                            SHARES    VALUE>>
                                                           --------- ----------
CONSUMER DISCRETIONARY -- (Continued)
     Ohashi Technica, Inc.................................    72,600 $  844,799
     Ohsho Food Service Corp..............................   108,100  7,252,431
*    Oisix ra daichi, Inc.................................    75,000  1,149,331
     Omikenshi Co., Ltd...................................    18,000     96,674
     Onward Holdings Co., Ltd.............................   847,200  4,953,061
     Ootoya Holdings Co., Ltd.............................    38,900    800,553
# *  Open Door, Inc.......................................    71,700  1,862,597
# *  Otsuka Kagu, Ltd.....................................    82,500    296,862
     Ozu Corp.............................................    23,000    392,140
     Pacific Industrial Co., Ltd..........................   348,800  4,937,723
     PAL GROUP Holdings Co., Ltd..........................    86,000  2,369,681
#    PAPYLESS Co., Ltd....................................    33,600    766,781
     Parco Co., Ltd.......................................   152,300  1,449,769
     Paris Miki Holdings, Inc.............................   177,200    652,687
     PC Depot Corp........................................   216,781    881,069
#    People Co., Ltd......................................    19,600    230,409
#    Pepper Food Service Co., Ltd.........................    82,500  1,951,526
#    PIA Corp.............................................    35,500  1,134,068
     Piolax, Inc..........................................   224,600  4,585,729
*    Pioneer Corp......................................... 2,489,100  1,488,408
#    Plenus Co., Ltd......................................   157,200  2,654,605
     Press Kogyo Co., Ltd.................................   619,600  3,363,578
     Pressance Corp.......................................   276,900  3,771,040
     Raccoon Holdings, Inc................................   102,600    648,481
     Regal Corp...........................................     1,500     38,022
     Renaissance, Inc.....................................    93,100  1,685,215
# *  Renown, Inc..........................................   345,000    314,017
#    Resol Holdings Co., Ltd..............................    16,799    614,056
     Resorttrust, Inc.....................................   239,600  3,358,937
     Rhythm Watch Co., Ltd................................    55,100    861,467
#    Riberesute Corp......................................    60,400    461,566
     Ride On Express Holdings Co., Ltd....................    52,500    600,069
     Right On Co., Ltd....................................   119,625    903,159
     Riken Corp...........................................    69,700  3,154,951
#    Ringer Hut Co., Ltd..................................   179,200  3,835,793
#    Riso Kyoiku Co., Ltd.................................   704,100  2,881,073
     Round One Corp.......................................   516,800  5,879,990
#    Royal Holdings Co., Ltd..............................   227,300  5,543,239
# *  Royal Hotel, Ltd. (The)..............................     2,100     33,618
*    RVH, Inc.............................................       100        188
     Sac's Bar Holdings, Inc..............................   138,350  1,389,647
     Saizeriya Co., Ltd...................................   237,900  4,520,546
     Sakai Ovex Co., Ltd..................................    30,999    552,874
     San Holdings, Inc....................................    31,100    675,871
# *  Sanden Holdings Corp.................................    97,400    729,398
     Sanei Architecture Planning Co., Ltd.................    79,900  1,210,410
     Sangetsu Corp........................................   367,050  6,704,415
     Sankyo Seiko Co., Ltd................................   244,500    898,332
     Sanoh Industrial Co., Ltd............................   193,000  1,053,630
#    Sanyei Corp..........................................     4,300    126,080
     Sanyo Electric Railway Co., Ltd......................   127,298  2,420,447
     Sanyo Housing Nagoya Co., Ltd........................    78,200    660,018
#    Sanyo Shokai, Ltd....................................   102,299  1,653,081
     Scroll Corp..........................................   206,200    805,492
#    Seiko Holdings Corp..................................   217,882  4,588,237
     Seiren Co., Ltd......................................   374,400  6,252,732
# *  Senshukai Co., Ltd...................................   230,700    530,970
#    SFP Holdings Co., Ltd................................    69,800  1,030,702
#    Shidax Corp..........................................   143,400    451,884

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
                                                           SHARES   VALUE>>
                                                           ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
#    Shikibo, Ltd.........................................  65,500 $  629,140
     Shimachu Co., Ltd.................................... 282,300  8,089,508
     Shimojima Co., Ltd...................................  36,000    352,037
#    Shoei Co., Ltd.......................................  95,300  3,293,196
     Showa Corp........................................... 413,500  5,331,700
     Snow Peak, Inc.......................................  56,800    650,052
     SNT Corp............................................. 230,100    703,440
     Soft99 Corp..........................................  81,800    684,051
#    Sotoh Co., Ltd.......................................  42,900    366,878
     Space Value Holdings Co., Ltd........................ 233,000  2,016,088
     SPK Corp.............................................  22,200    468,736
     SRS Holdings Co., Ltd................................  76,400    681,120
     St Marc Holdings Co., Ltd............................ 125,000  2,843,609
     Starts Corp., Inc.................................... 266,500  5,980,978
     Step Co., Ltd........................................  63,200    730,862
     Studio Alice Co., Ltd................................  64,700  1,446,454
*    Studio Atao Co., Ltd.................................     500     11,140
#    Suminoe Textile Co., Ltd.............................  38,600    855,454
     Sumitomo Riko Co., Ltd............................... 293,300  2,630,196
     Suncall Corp......................................... 130,600    755,994
     Sushiro Global Holdings, Ltd......................... 142,700  8,356,895
#    Syuppin Co., Ltd..................................... 119,900    763,517
     T RAD Co., Ltd.......................................  49,000  1,029,077
#    Tachikawa Corp.......................................  73,900    659,371
     Tachi-S Co., Ltd..................................... 227,840  3,130,671
     Taiho Kogyo Co., Ltd................................. 119,300  1,072,709
     Take And Give Needs Co., Ltd.........................  63,210  1,069,654
#    Takihyo Co., Ltd.....................................  35,400    570,673
#    Tama Home Co., Ltd................................... 128,300  1,459,263
     Tamron Co., Ltd...................................... 131,400  2,076,755
     Tbk Co., Ltd......................................... 160,300    588,930
     Tear Corp............................................  58,800    331,007
#    Temairazu, Inc.......................................   8,500    195,490
#    Tenpos Holdings Co., Ltd.............................  33,300    635,399
     T-Gaia Corp.......................................... 160,300  3,126,648
     Tigers Polymer Corp..................................  87,800    465,799
     Toa Corp............................................. 185,800  1,626,236
#    Toabo Corp...........................................  52,099    213,670
     Tokai Rika Co., Ltd.................................. 231,600  4,120,700
     Token Corp...........................................  52,750  3,109,426
# *  Tokyo Base Co., Ltd.................................. 127,800    989,462
#    Tokyo Dome Corp...................................... 637,600  5,352,822
     Tokyo Individualized Educational Institute, Inc...... 115,900  1,425,007
     Tokyo Radiator Manufacturing Co., Ltd................  24,300    205,244
     Tokyotokeiba Co., Ltd................................  94,900  2,584,103
#    Tokyu Recreation Co., Ltd............................  20,400    905,058
     Tomy Co., Ltd........................................ 691,193  7,320,683
     Topre Corp........................................... 257,100  5,629,124
#    Toridoll Holdings Corp............................... 129,000  2,355,222
#    Torikizoku Co., Ltd..................................  46,800    758,078
#    Tosho Co., Ltd....................................... 121,200  3,705,376
#    Toyo Tire & Rubber Co., Ltd.......................... 258,300  3,631,060
     TPR Co., Ltd......................................... 168,000  3,589,488
     TSI Holdings Co., Ltd................................ 522,195  3,510,647
#    Tsukada Global Holdings, Inc......................... 107,400    596,454
     Tsukamoto Corp. Co., Ltd.............................  19,000    174,752
     Tsutsumi Jewelry Co., Ltd............................  57,100    942,765
     Ukai Co., Ltd........................................   5,500    163,557
#    Umenohana Co., Ltd...................................  21,700    504,369

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
                                                           SHARES    VALUE>>
                                                           ------- ------------
CONSUMER DISCRETIONARY -- (Continued)
     Unipres Corp......................................... 314,500 $  6,086,309
     United Arrows, Ltd................................... 178,600    6,340,763
*    Unitika, Ltd......................................... 477,600    2,259,372
*    U-Shin, Ltd.......................................... 172,300    1,556,654
# *  VIA Holdings, Inc.................................... 155,400      937,408
#    Village Vanguard Co., Ltd............................  38,600      340,389
*    Visionary Holdings Co., Ltd.......................... 637,300      512,464
     VT Holdings Co., Ltd................................. 611,700    2,410,144
     Wacoal Holdings Corp................................. 298,300    8,089,034
     Waseda Academy Co., Ltd..............................  13,500      248,742
     WATAMI Co., Ltd...................................... 179,400    2,304,815
     Watts Co., Ltd.......................................  65,000      423,779
     Weds Co., Ltd........................................  14,500       81,870
     Xebio Holdings Co., Ltd.............................. 202,000    2,367,141
     Yachiyo Industry Co., Ltd............................  54,900      363,397
#    Yagi & Co., Ltd......................................  18,600      270,648
     Yamato International, Inc............................ 119,800      456,059
#    Yasunaga Corp........................................  52,200      662,112
     Yellow Hat, Ltd...................................... 130,200    3,071,896
     Yomiuri Land Co., Ltd................................  29,000    1,005,707
     Yondoshi Holdings, Inc............................... 131,820    2,652,316
     Yorozu Corp.......................................... 150,500    2,083,081
#    Yoshinoya Holdings Co., Ltd.......................... 159,000    2,517,284
#    Yossix Co., Ltd......................................  21,700      557,291
#    Yume No Machi Souzou Iinkai Co., Ltd................. 141,700    1,909,257
     Yutaka Giken Co., Ltd................................   8,700      159,226
#    Zojirushi Corp....................................... 307,700    3,221,486
                                                                   ------------
TOTAL CONSUMER DISCRETIONARY..............................          669,496,461
                                                                   ------------
CONSUMER STAPLES -- (7.2%)
#    Aeon Hokkaido Corp................................... 258,200    1,874,603
     AFC-HD AMS Life Science Co., Ltd.....................  51,100      339,718
#    Albis Co., Ltd.......................................  38,700      864,676
     Arcs Co., Ltd........................................ 327,400    7,313,856
     Artnature, Inc....................................... 129,400      730,998
     Axial Retailing, Inc................................. 120,300    3,822,658
     Belc Co., Ltd........................................  82,000    3,577,818
#    Bourbon Corp.........................................  50,000      853,291
     Bull-Dog Sauce Co., Ltd..............................   1,500       28,925
     Cawachi, Ltd.........................................  52,400    1,028,788
     C'BON COSMETICS Co., Ltd.............................   8,200      199,324
     Chubu Shiryo Co., Ltd................................ 177,500    1,804,737
     Chuo Gyorui Co., Ltd.................................   9,800      253,566
     cocokara fine, Inc................................... 149,360    6,929,249
     Como Co., Ltd........................................   2,000       44,508
     Cota Co., Ltd........................................  76,565    1,038,981
     Create SD Holdings Co., Ltd.......................... 192,500    4,844,629
     Daikokutenbussan Co., Ltd............................  45,200    1,700,493
     Delica Foods Holdings Co., Ltd.......................  30,300      375,828
     DyDo Group Holdings, Inc.............................  74,900    3,605,866
#    Earth Corp...........................................  52,600    2,506,587
     Ebara Foods Industry, Inc............................  24,600      470,584
     Eco's Co., Ltd.......................................  54,800      817,956
     Ensuiko Sugar Refining Co., Ltd......................  86,200      173,574
     Feed One Co., Ltd.................................... 980,740    1,562,820
# *  First Baking Co., Ltd................................  12,000      108,156
     Fujicco Co., Ltd..................................... 153,100    3,265,259
#    Fujiya Co., Ltd......................................  75,700    1,556,150
     G-7 Holdings, Inc....................................  44,800      871,899

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
                                                           SHARES    VALUE>>
                                                          --------- ----------
CONSUMER STAPLES -- (Continued)
#   Genky DrugStores Co., Ltd............................    46,800 $1,121,467
    HABA Laboratories, Inc...............................    15,900  1,072,154
    Hagoromo Foods Corp..................................    19,500    465,444
    Halows Co., Ltd......................................    58,700  1,134,923
    Hayashikane Sangyo Co., Ltd..........................    29,400    152,713
    Heiwado Co., Ltd.....................................   244,100  5,660,688
    Hokkaido Coca-Cola Bottling Co., Ltd.................    18,299    599,891
    Hokuryo Co. Ltd/Hokkaido.............................     7,900     44,439
    Hokuto Corp..........................................   189,700  3,462,921
#   Ichimasa Kamaboko Co., Ltd...........................    39,500    364,160
    Imuraya Group Co., Ltd...............................    58,300  1,289,724
    Inageya Co., Ltd.....................................   170,500  2,007,845
    Itochu-Shokuhin Co., Ltd.............................    36,200  1,530,623
    Itoham Yonekyu Holdings, Inc.........................    70,000    445,340
    Iwatsuka Confectionery Co., Ltd......................     4,600    179,789
    Japan Meat Co., Ltd..................................    77,500  1,201,005
    J-Oil Mills, Inc.....................................    76,300  2,662,438
    Kadoya Sesame Mills, Inc.............................    14,900    711,611
    Kakiyasu Honten Co., Ltd.............................    65,000  1,417,079
    Kameda Seika Co., Ltd................................    92,800  4,212,767
    Kaneko Seeds Co., Ltd................................    38,600    451,098
#   Kanemi Co., Ltd......................................     5,400    155,315
    Kansai Super Market, Ltd.............................    86,100    778,304
    Kato Sangyo Co., Ltd.................................   183,100  5,353,346
    Kenko Mayonnaise Co., Ltd............................    96,100  1,808,614
    Key Coffee, Inc......................................   138,900  2,583,302
    Kirindo Holdings Co., Ltd............................    47,900    610,185
#   Kitanotatsujin Corp..................................   410,900  1,615,931
    Kotobuki Spirits Co., Ltd............................   156,600  5,859,478
    Kyokuyo Co., Ltd.....................................    70,399  1,785,284
#   Lacto Japan Co., Ltd.................................    16,000  1,160,055
    Life Corp............................................   153,700  3,295,248
    Mandom Corp..........................................   144,100  3,386,999
    Marudai Food Co., Ltd................................   157,300  2,538,375
    Maruha Nichiro Corp..................................   170,907  5,826,454
#   Maxvalu Nishinihon Co., Ltd..........................    22,500    382,752
#   Maxvalu Tokai Co., Ltd...............................    49,300  1,123,719
    Medical System Network Co., Ltd......................   161,100    600,775
    Megmilk Snow Brand Co., Ltd..........................   223,400  5,928,064
#   Meito Sangyo Co., Ltd................................    66,200    794,594
    Milbon Co., Ltd......................................   172,852  6,947,271
    Ministop Co., Ltd....................................   126,100  2,266,371
    Mitsubishi Shokuhin Co., Ltd.........................   114,700  2,999,962
    Mitsui Sugar Co., Ltd................................   125,570  3,409,071
    Miyoshi Oil & Fat Co., Ltd...........................    48,100    459,971
    Morinaga Milk Industry Co., Ltd......................   295,400  8,591,540
#   Morozoff, Ltd........................................    20,400    900,738
    Nagatanien Holdings Co., Ltd.........................    82,300  1,780,133
    Nakamuraya Co., Ltd..................................    27,100  1,027,901
    Natori Co., Ltd......................................    68,500    998,310
    Nichimo Co., Ltd.....................................    17,000    278,828
    Nihon Chouzai Co., Ltd...............................    52,760  1,626,535
    Niitaka Co., Ltd.....................................     2,860     37,544
    Nippon Beet Sugar Manufacturing Co., Ltd.............    69,100  1,098,394
#   Nippon Flour Mills Co., Ltd..........................   418,500  7,021,342
    Nippon Suisan Kaisha, Ltd............................ 1,327,700  8,200,938
    Nisshin Oillio Group, Ltd. (The).....................   202,200  5,795,243
    Nissin Sugar Co., Ltd................................   118,700  2,210,922
    Nitto Fuji Flour Milling Co., Ltd....................     7,500    382,251

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
                                                          SHARES    VALUE>>
                                                          ------- ------------
CONSUMER STAPLES -- (Continued)
    Noevir Holdings Co., Ltd.............................  27,500 $  1,177,424
    Oenon Holdings, Inc.................................. 444,900    1,430,757
    OIE Sangyo Co., Ltd..................................  20,900      218,384
    Okuwa Co., Ltd....................................... 179,600    1,684,462
#   Olympic Group Corp...................................  62,300      381,896
    OUG Holdings, Inc....................................  19,400      436,331
    Pickles Corp.........................................  28,800      520,198
    Plant Co., Ltd.......................................  29,100      269,070
    Prima Meat Packers, Ltd.............................. 228,900    4,333,943
    Qol Holdings Co., Ltd................................ 160,400    2,506,002
#   Retail Partners Co., Ltd............................. 111,200    1,143,820
    Riken Vitamin Co., Ltd...............................  80,200    2,492,361
    Rock Field Co., Ltd.................................. 149,800    2,059,190
#   Rokko Butter Co., Ltd................................  94,400    1,717,262
    S Foods, Inc......................................... 146,162    5,305,092
    S&B Foods, Inc.......................................  38,998    1,466,536
#   Sagami Rubber Industries Co., Ltd....................  63,300    1,064,173
    San-A Co., Ltd....................................... 144,800    5,759,278
#   Sapporo Holdings, Ltd................................ 303,600    6,932,870
    Sato Foods Co., Ltd..................................     800       22,619
    Satudora Holdings Co., Ltd...........................   1,300       21,295
    Shinobu Foods Products Co., Ltd......................   1,600        9,877
#   Shoei Foods Corp.....................................  86,800    2,099,246
    Showa Sangyo Co., Ltd................................ 146,000    3,836,404
    Sogo Medical Holdings Co., Ltd....................... 131,900    2,236,259
    Starzen Co., Ltd.....................................  54,400    1,858,519
#   Toho Co., Ltd........................................  55,000    1,044,164
    Tohto Suisan Co., Ltd................................  18,099      385,368
#   Torigoe Co., Ltd. (The).............................. 103,800      744,236
    Toyo Sugar Refining Co., Ltd.........................  15,700      146,984
#   Transaction Co., Ltd.................................  92,400      617,726
    United Super Markets Holdings, Inc................... 452,100    4,838,611
    Uoriki Co., Ltd......................................  30,800      397,751
    Valor Holdings Co., Ltd.............................. 267,200    6,489,140
    Warabeya Nichiyo Holdings Co., Ltd................... 105,560    1,774,279
#   Watahan & Co., Ltd...................................  46,000      856,327
    Yaizu Suisankagaku Industry Co., Ltd.................  60,800      560,619
#   Yakuodo Co., Ltd.....................................  86,500    2,017,827
#   YA-MAN, Ltd.......................................... 208,500    2,571,623
    Yamatane Corp........................................  70,100    1,072,933
    Yamaya Corp..........................................  30,000      595,959
    Yamazawa Co., Ltd....................................   7,400      118,001
    Yaoko Co., Ltd.......................................  22,600    1,184,946
    Yokohama Reito Co., Ltd.............................. 359,400    3,057,770
    Yomeishu Seizo Co., Ltd..............................  50,500      950,341
    Yuasa Funashoku Co., Ltd.............................  13,900      472,237
    Yutaka Foods Corp....................................   3,900       67,909
                                                                  ------------
TOTAL CONSUMER STAPLES...................................          265,321,694
                                                                  ------------
ENERGY -- (0.8%)
#   BP Castrol K.K.......................................  52,100      594,567
    Fuji Kosan Co., Ltd..................................  33,100      191,640
    Fuji Oil Co., Ltd.................................... 226,300      635,374
    Itochu Enex Co., Ltd................................. 366,000    3,200,510
    Japan Oil Transportation Co., Ltd....................  16,100      419,617
    Japan Petroleum Exploration Co., Ltd................. 287,100    5,386,518
    Mitsuuroko Group Holdings Co., Ltd................... 208,600    1,480,999
    Modec, Inc........................................... 157,900    3,537,099
    Nippon Coke & Engineering Co., Ltd................... 629,500      561,898

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
                                                            SHARES     VALUE>>
                                                           --------- -----------
ENERGY -- (Continued)
#    Sala Corp............................................   362,800 $ 1,871,252
     San-Ai Oil Co., Ltd..................................   392,300   3,446,559
#    Shinko Plantech Co., Ltd.............................   332,200   3,521,538
     Sinanen Holdings Co., Ltd............................    55,800   1,134,619
#    Toa Oil Co., Ltd.....................................    50,700     768,745
     Toyo Kanetsu K.K.....................................    57,200   1,217,677
                                                                     -----------
TOTAL ENERGY..............................................            27,968,612
                                                                     -----------
FINANCIALS -- (8.3%)
     77 Bank, Ltd. (The)..................................   476,552   8,395,421
     Advance Create Co., Ltd..............................    42,500     671,377
     Aichi Bank, Ltd. (The)...............................    72,200   2,354,254
# *  Aiful Corp........................................... 2,633,400   6,737,832
#    Aizawa Securities Co., Ltd...........................   277,900   1,634,514
#    Akatsuki Corp........................................   112,400     305,929
     Akita Bank, Ltd. (The)...............................   114,140   2,291,768
#    Anicom Holdings, Inc.................................   141,000   3,968,034
#    Aomori Bank, Ltd. (The)..............................   142,900   3,680,031
     Asax Co., Ltd........................................     9,300      47,459
     Awa Bank, Ltd. (The).................................   263,000   7,285,041
     Bank of Iwate, Ltd. (The)............................   119,300   3,623,168
     Bank of Kochi, Ltd. (The)............................    51,000     355,554
#    Bank of Nagoya, Ltd. (The)...........................    98,330   2,857,035
     Bank of Okinawa, Ltd. (The)..........................   164,560   4,699,231
     Bank of Saga, Ltd. (The).............................    97,400   1,548,079
     Bank of the Ryukyus, Ltd.............................   199,580   2,083,236
#    Bank of Toyama, Ltd. (The)...........................    12,600     363,743
     Chiba Kogyo Bank, Ltd. (The).........................   420,800   1,343,030
     Chugoku Bank, Ltd. (The).............................   309,700   2,843,437
#    Chukyo Bank, Ltd. (The)..............................    81,500   1,600,009
     Daishi Hokuetsu Financial Group, Inc.................   280,800   8,081,834
     Daito Bank, Ltd. (The)...............................    62,800     352,892
     Dream Incubator, Inc.................................    14,100     183,645
     DSB Co., Ltd.........................................    61,300     227,515
     eGuarantee, Inc......................................   219,900   2,160,149
     Ehime Bank, Ltd. (The)...............................   242,100   2,338,239
     Eighteenth Bank, Ltd. (The)..........................   104,800   2,559,743
     Entrust, Inc.........................................    31,600     127,793
     FIDEA Holdings Co., Ltd.............................. 1,258,300   1,548,576
     Financial Products Group Co., Ltd....................   520,400   5,714,457
#    First Bank of Toyama, Ltd. (The).....................   278,500     976,455
#    First Brothers Co., Ltd..............................    43,700     419,070
     Fukui Bank, Ltd. (The)...............................   173,300   2,528,707
*    Fukushima Bank, Ltd. (The)...........................   190,600     690,379
     Fuyo General Lease Co., Ltd..........................   143,000   7,143,332
     GCA Corp.............................................   119,700     795,028
     GMO Financial Holdings, Inc..........................   183,500   1,007,152
     Hirose Tusyo, Inc....................................    20,800     382,602
     Hiroshima Bank, Ltd. (The)...........................   431,500   2,497,620
     Hokkoku Bank, Ltd. (The).............................   175,400   5,273,247
     Hokuhoku Financial Group, Inc........................   907,700  10,405,479
     Hyakugo Bank, Ltd. (The)............................. 1,672,509   6,056,872
     Hyakujushi Bank, Ltd. (The)..........................   166,600   3,881,037
     IBJ Leasing Co., Ltd.................................   203,900   4,700,424
     Ichiyoshi Securities Co., Ltd........................   288,400   2,393,945
     IwaiCosmo Holdings, Inc..............................   147,600   1,682,794
     Iyo Bank, Ltd. (The).................................    30,200     166,882
#    J Trust Co., Ltd.....................................   505,700   1,899,603
     Jaccs Co., Ltd.......................................   180,000   3,091,601

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CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
FINANCIALS -- (Continued)
    Jafco Co., Ltd.......................................   230,100 $8,076,138
*   Japan Asia Investment Co., Ltd.......................   127,300    246,089
#   Japan Investment Adviser Co., Ltd....................    94,200  3,458,187
    Japan Securities Finance Co., Ltd....................   825,800  4,532,007
    Jimoto Holdings, Inc................................. 1,008,300  1,101,951
    Juroku Bank, Ltd. (The)..............................   237,000  5,197,414
#   kabu.com Securities Co., Ltd......................... 1,051,100  5,224,752
*   Kansai Mirai Financial Group, Inc....................   256,153  1,903,463
    Keiyo Bank, Ltd. (The)...............................   788,500  4,973,039
    Kita-Nippon Bank, Ltd. (The).........................    52,906  1,009,393
    Kiyo Bank, Ltd. (The)................................   474,590  6,831,665
#   Kosei Securities Co., Ltd. (The).....................    33,999    234,877
    Kyokuto Securities Co., Ltd..........................   171,600  1,793,251
    Kyushu Financial Group, Inc..........................   282,627  1,151,345
#   Kyushu Leasing Service Co., Ltd......................    22,000    133,598
*   M&A Capital Partners Co., Ltd........................    40,200  1,860,365
#   Marusan Securities Co., Ltd..........................   401,800  2,961,937
    Mercuria Investment Co., Ltd.........................    81,600    530,948
    Michinoku Bank, Ltd. (The)...........................   331,298  5,006,269
    Mito Securities Co., Ltd.............................   424,800  1,052,989
    Miyazaki Bank, Ltd. (The)............................   125,900  3,166,865
    Monex Group, Inc.....................................   799,300  2,795,465
#   Money Partners Group Co., Ltd........................   149,100    396,765
    Musashino Bank, Ltd. (The)...........................   219,800  5,045,555
#   Nagano Bank, Ltd. (The)..............................    56,699    817,291
    Nanto Bank, Ltd. (The)...............................   188,800  3,855,544
    NEC Capital Solutions, Ltd...........................    71,300  1,055,894
#   Newton Financial Consulting, Inc.....................     3,300     53,792
    Nishi-Nippon Financial Holdings, Inc.................   709,600  6,400,115
    North Pacific Bank, Ltd.............................. 2,175,000  5,820,441
#   OAK Capital Corp.....................................   354,100    447,584
    Ogaki Kyoritsu Bank, Ltd. (The)......................   290,700  6,053,826
    Oita Bank, Ltd. (The)................................    88,889  2,722,298
    Okasan Securities Group, Inc......................... 1,134,300  4,984,135
    Ricoh Leasing Co., Ltd...............................   107,800  3,299,624
    San ju San Financial Group, Inc......................   126,510  1,889,152
    San-In Godo Bank, Ltd. (The)......................... 1,014,800  7,364,679
    Sawada Holdings Co., Ltd.............................   150,600  1,497,711
    Senshu Ikeda Holdings, Inc........................... 1,912,100  5,243,861
#   Shiga Bank, Ltd. (The)...............................   339,500  7,902,406
    Shikoku Bank, Ltd. (The).............................   413,000  3,985,005
    Shimane Bank, Ltd. (The).............................    29,800    193,988
    Shimizu Bank, Ltd. (The).............................    25,400    362,507
#   Sparx Group Co., Ltd.................................   685,400  1,172,079
#   Strike Co., Ltd......................................    47,200    877,910
    Taiko Bank, Ltd. (The)...............................    41,100    629,522
    Tochigi Bank, Ltd. (The).............................   555,800  1,219,611
    Toho Bank, Ltd. (The)................................ 1,379,100  3,970,258
    Tohoku Bank, Ltd. (The)..............................    70,400    686,411
    Tokai Tokyo Financial Holdings, Inc.................. 1,591,900  7,015,908
#   Tokyo Kiraboshi Financial Group, Inc.................   235,938  3,331,809
    Tomato Bank, Ltd.....................................    53,100    510,249
    TOMONY Holdings, Inc.................................   974,950  3,606,944
    Tottori Bank, Ltd. (The).............................    67,800    833,417
    Towa Bank, Ltd. (The)................................   167,100  1,097,435
    Toyo Securities Co., Ltd.............................   357,000    560,709
    Tsukuba Bank, Ltd....................................   284,400    572,513
    Yamagata Bank, Ltd. (The)............................   204,300  3,700,382

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
                                                           SHARES    VALUE>>
                                                           ------- ------------
FINANCIALS -- (Continued)
     Yamanashi Chuo Bank, Ltd. (The)...................... 249,800 $  3,187,173
                                                                   ------------
TOTAL FINANCIALS..........................................          303,581,764
                                                                   ------------
HEALTH CARE -- (4.8%)
     Advantage Risk Management Co., Ltd...................  38,800      320,936
     As One Corp..........................................  29,668    2,084,400
     ASKA Pharmaceutical Co., Ltd......................... 184,500    1,906,501
     Biofermin Pharmaceutical Co., Ltd....................  26,200      570,851
     BML, Inc............................................. 196,100    5,410,470
#    Carenet, Inc.........................................  25,600      181,914
#    Charm Care Corp. KK..................................  43,200      576,464
     CMIC Holdings Co., Ltd...............................  86,100    1,285,630
     Create Medic Co., Ltd................................  44,100      386,027
     Daiken Medical Co., Ltd.............................. 118,800      640,014
     Daito Pharmaceutical Co., Ltd........................  84,280    2,171,369
     Dvx, Inc.............................................  45,800      460,110
     Eiken Chemical Co., Ltd.............................. 210,300    4,768,880
     Elan Corp............................................ 104,800    1,268,055
#    EM Systems Co., Ltd.................................. 137,700    1,428,126
     EPS Holdings, Inc.................................... 227,500    3,455,203
     FALCO HOLDINGS Co., Ltd..............................  66,400      911,883
#    FINDEX, Inc.......................................... 119,200      638,629
     Fuji Pharma Co., Ltd................................. 120,400    1,973,612
     Fukuda Denshi Co., Ltd...............................  53,100    3,586,197
     Fuso Pharmaceutical Industries, Ltd..................  47,500    1,095,494
     Hogy Medical Co., Ltd................................ 178,400    5,956,968
     I'rom Group Co., Ltd.................................  29,700      411,050
#    Iwaki & Co., Ltd..................................... 196,300      732,397
*    Japan Animal Referral Medical Center Co., Ltd........  13,900      300,180
#    Japan Lifeline Co., Ltd.............................. 454,800    6,921,747
     Japan Medical Dynamic Marketing, Inc................. 107,900    1,126,597
     JCR Pharmaceuticals Co., Ltd.........................  51,100    2,659,420
     Jeol, Ltd............................................ 207,900    3,774,384
     JMS Co., Ltd.........................................  87,157      449,030
     Kanamic Network Co., Ltd.............................  40,600      650,584
     Kawasumi Laboratories, Inc...........................  91,580      567,461
     Kissei Pharmaceutical Co., Ltd....................... 204,700    5,562,304
*    Kubota Pharmaceutical Holdings Co., Ltd..............   2,600        5,885
     KYORIN Holdings, Inc................................. 270,900    5,752,272
     Linical Co., Ltd.....................................  83,300    1,071,144
     Mani, Inc............................................ 188,400    8,254,938
# *  Medical Data Vision Co., Ltd......................... 158,900    1,418,331
#    Medius Holdings Co., Ltd.............................  75,300      466,188
*    MedPeer, Inc.........................................  33,200      465,744
     Menicon Co., Ltd..................................... 193,800    4,823,101
     Miraca Holdings, Inc................................. 467,700   11,570,025
#    Mizuho Medy Co., Ltd.................................  27,400      537,623
     Mochida Pharmaceutical Co., Ltd......................  78,099    6,925,397
#    N Field Co., Ltd.....................................  73,200      578,311
     Nagaileben Co., Ltd..................................   5,400      108,149
#    Nakanishi, Inc....................................... 204,900    3,521,785
     ND Software Co., Ltd.................................   9,600      115,516
     NichiiGakkan Co., Ltd................................ 282,000    2,502,947
     Nichi-iko Pharmaceutical Co., Ltd.................... 362,250    5,470,967
     Nikkiso Co., Ltd..................................... 448,100    4,164,172
     Nippon Chemiphar Co., Ltd............................  17,100      511,887
     Nipro Corp...........................................  39,600      531,435
     Nissui Pharmaceutical Co., Ltd.......................  95,300    1,026,349
     Paramount Bed Holdings Co., Ltd...................... 150,700    6,318,665

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
                                                           SHARES    VALUE>>
                                                           ------- ------------
HEALTH CARE -- (Continued)
#    Rion Co., Ltd........................................  65,300 $  1,024,612
#    Seed Co., Ltd........................................  97,800    1,165,731
     Seikagaku Corp....................................... 214,300    2,432,498
# *  Shin Nippon Biomedical Laboratories, Ltd............. 142,800      949,249
     Ship Healthcare Holdings, Inc........................ 194,200    7,344,952
     Shofu, Inc...........................................  68,000      677,960
     Software Service, Inc................................  25,100    2,028,921
     Solasto Corp......................................... 335,600    3,168,171
     St-Care Holding Corp.................................  90,500      428,181
     Techno Medica Co., Ltd...............................  32,000      594,326
     Toho Holdings Co., Ltd............................... 244,900    5,998,886
     Tokai Corp........................................... 161,200    4,191,383
     Torii Pharmaceutical Co., Ltd........................ 114,500    2,521,158
     Towa Pharmaceutical Co., Ltd.........................  70,800    4,975,149
     Tsukui Corp.......................................... 422,300    3,123,538
     Uchiyama Holdings Co., Ltd...........................  26,400      107,169
     UNIMAT Retirement Community Co., Ltd.................  26,500      472,600
#    Value HR Co., Ltd....................................  22,500      373,028
#    Vital KSK Holdings, Inc.............................. 329,400    3,355,617
#    Wakamoto Pharmaceutical Co., Ltd..................... 112,300      276,437
     WIN-Partners Co., Ltd................................ 124,400    1,146,526
                                                                   ------------
TOTAL HEALTH CARE.........................................          176,729,810
                                                                   ------------
INDUSTRIALS -- (28.4%)
     A&A Material Corp....................................  26,000      237,461
     Abist Co., Ltd.......................................  22,400      661,562
     Advan Co., Ltd....................................... 197,900    1,708,255
#    Advanex, Inc.........................................  22,099      307,126
     Aeon Delight Co., Ltd................................ 138,100    5,127,970
     Aichi Corp........................................... 266,400    1,466,803
     Aida Engineering, Ltd................................ 366,000    2,645,774
     Airtech Japan, Ltd...................................  22,000      118,632
     AIT Corp.............................................  72,800      664,434
#    Ajis Co., Ltd........................................  30,700      891,870
#    Alconix Corp......................................... 169,400    1,756,681
     Alinco, Inc..........................................  99,200      861,049
     Alps Logistics Co., Ltd.............................. 111,600      807,632
#    Altech Co., Ltd......................................  10,900       22,339
     Altech Corp.......................................... 123,300    1,983,849
     Anest Iwata Corp..................................... 248,900    2,141,178
# *  Arrk Corp............................................ 626,700      501,128
     Asahi Diamond Industrial Co., Ltd.................... 361,100    2,395,132
#    Asahi Kogyosha Co., Ltd..............................  30,100      824,796
#    Asanuma Corp.........................................  51,700    1,406,972
#    Asukanet Co., Ltd....................................  70,500      819,609
     Asunaro Aoki Construction Co., Ltd................... 138,400    1,265,207
     Bando Chemical Industries, Ltd....................... 258,600    2,587,592
     BayCurrent Consulting, Inc........................... 105,600    3,249,332
     Bell System24 Holdings, Inc.......................... 265,200    3,535,176
#    Br Holdings Corp..................................... 194,000      601,334
#    Bunka Shutter Co., Ltd............................... 429,100    2,953,175
#    Canare Electric Co., Ltd.............................  22,900      385,322
     Career Design Center Co., Ltd........................  33,900      350,473
     Central Glass Co., Ltd............................... 238,300    5,255,059
     Central Security Patrols Co., Ltd....................  23,100      942,068
#    Chilled & Frozen Logistics Holdings Co., Ltd......... 104,200    1,104,980
     Chiyoda Corp......................................... 275,000      835,527
     Chiyoda Integre Co., Ltd.............................  85,600    1,500,415
     Chodai Co., Ltd......................................   3,900       24,772

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
                                                            SHARES    VALUE>>
                                                           --------- ----------
INDUSTRIALS -- (Continued)
     Chudenko Corp........................................   231,700 $4,932,016
     Chugai Ro Co., Ltd...................................    44,000    822,375
     Chuo Warehouse Co., Ltd..............................    11,800    107,576
#    CKD Corp.............................................   397,300  3,756,154
     CMC Corp.............................................    14,600    236,725
     Comany, Inc..........................................     4,700     64,917
#    Cosel Co., Ltd.......................................   180,800  1,801,001
#    Creek & River Co., Ltd...............................    72,100    733,744
     CTI Engineering Co., Ltd.............................    83,400  1,032,072
     CTS Co., Ltd.........................................   195,500  1,389,220
     Dai-Dan Co., Ltd.....................................   114,200  2,422,236
     Daido Kogyo Co., Ltd.................................    45,400    390,730
#    Daihatsu Diesel Manufacturing Co., Ltd...............   124,100    754,150
     Daihen Corp..........................................   157,400  3,533,056
     Daiho Corp...........................................   131,300  4,195,143
     Dai-Ichi Cutter Kogyo K.K............................    25,300    419,918
     Daiichi Jitsugyo Co., Ltd............................    66,600  2,104,282
#    Daiichi Kensetsu Corp................................    23,300    335,236
#    Daiki Axis Co., Ltd..................................    50,400    417,097
*    Daikokuya Holdings Co., Ltd..........................   138,700     39,625
     Daiohs Corp..........................................    16,600    193,689
     Daiseki Co., Ltd.....................................   301,963  7,123,525
     Daiseki Eco. Solution Co., Ltd.......................    46,559    274,107
     Daisue Construction Co., Ltd.........................    59,100    498,643
     Daiwa Industries, Ltd................................   239,700  2,409,665
     Denyo Co., Ltd.......................................   124,600  1,566,098
#    DMG Mori Co., Ltd....................................   398,300  5,421,880
     DMW Corp.............................................     4,800     95,885
     Duskin Co., Ltd......................................   337,700  8,129,186
     Ebara Jitsugyo Co., Ltd..............................    42,700    845,511
     EF-ON, Inc...........................................    98,120    782,363
     Eidai Co., Ltd.......................................   155,000    626,464
     Endo Lighting Corp...................................    17,200    116,873
# *  Enshu, Ltd...........................................    36,099    339,744
#    EPCO Co., Ltd........................................    28,000    223,945
     ERI Holdings Co., Ltd................................     1,500     10,346
#    Escrow Agent Japan, Inc..............................   171,400    406,594
     F&M Co., Ltd.........................................    40,500    384,498
# *  FDK Corp.............................................    51,298    492,084
#    Freund Corp..........................................    83,900    659,922
     Fudo Tetra Corp......................................   129,680  1,976,279
#    Fuji Corp............................................   457,700  5,973,810
     Fuji Die Co., Ltd....................................    61,100    354,803
     Fuji Furukawa Engineering & Construction Co., Ltd....     1,200     20,022
     Fujikura, Ltd........................................ 1,993,600  8,751,143
     Fujimak Corp.........................................    12,600    112,218
#    Fujisash Co., Ltd....................................   677,400    520,895
     Fujitec Co., Ltd.....................................   518,200  5,654,377
     Fukuda Corp..........................................    75,600  2,813,033
     Fukushima Industries Corp............................    95,500  3,386,114
     Fukuvi Chemical Industry Co., Ltd....................    10,600     60,166
     Fukuyama Transporting Co., Ltd.......................    67,857  2,729,040
     FULLCAST Holdings Co., Ltd...........................   153,100  2,690,426
     Funai Soken Holdings, Inc............................   300,670  5,083,128
     Furukawa Co., Ltd....................................   247,000  3,150,305
     Furusato Industries, Ltd.............................    66,800    947,183
     Futaba Corp..........................................   262,500  4,140,313
     G Three Holdings Corp................................    12,600      7,565
     Gakujo Co., Ltd......................................    27,600    322,186

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CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- -----------
INDUSTRIALS -- (Continued)
     Gecoss Corp..........................................   100,700 $   934,149
     Giken, Ltd...........................................    94,900   2,837,761
     Glory, Ltd...........................................   236,455   5,874,402
#    Grace Technology, Inc................................    54,300     964,722
     GS Yuasa Corp........................................   271,799   5,673,310
     Hamakyorex Co., Ltd..................................   124,000   4,434,373
     Hanwa Co., Ltd.......................................   284,900   7,911,657
     Hashimoto Sogyo Holdings Co., Ltd....................     3,700      46,231
     Hazama Ando Corp..................................... 1,512,000  10,014,559
#    Helios Techno Holdings Co., Ltd......................   135,000     875,395
     Hibiya Engineering, Ltd..............................   144,700   2,262,030
     Hirakawa Hewtech Corp................................    79,600     890,591
#    Hirano Tecseed Co., Ltd..............................    70,400     935,216
#    Hirata Corp..........................................    53,200   3,292,959
     Hisaka Works, Ltd....................................   163,300   1,246,104
     Hitachi Zosen Corp................................... 1,230,879   4,094,979
#    Hito Communications, Inc.............................    50,900     709,251
#    Hoden Seimitsu Kako Kenkyusho Co., Ltd...............    30,300     329,705
     Hokuetsu Industries Co., Ltd.........................   153,700   1,582,577
     Hokuriku Electrical Construction Co., Ltd............    81,500     664,652
     Hosokawa Micron Corp.................................    54,500   2,225,406
     Howa Machinery, Ltd..................................    59,000     436,194
     HyAS&Co, Inc.........................................    30,100      72,738
     Ichikawa Co., Ltd....................................     1,000      12,684
#    Ichiken Co., Ltd.....................................    35,400     636,940
     Ichinen Holdings Co., Ltd............................   154,000   1,682,134
#    Idec Corp............................................   225,100   4,149,593
     Ihara Science Corp...................................    49,700     685,946
     Iino Kaiun Kaisha, Ltd...............................   650,500   2,305,191
     Inaba Denki Sangyo Co., Ltd..........................   193,600   7,559,293
#    Inaba Seisakusho Co., Ltd............................    68,100     769,954
     Inabata & Co., Ltd...................................   333,400   4,394,307
#    Insource Co., Ltd....................................    50,000   1,011,613
     Interworks, Inc......................................     8,400      54,442
     Inui Global Logistics Co., Ltd.......................   146,080     958,611
#    IR Japan Holdings, Ltd...............................    61,000     690,532
     Iseki & Co., Ltd.....................................   147,000   2,144,889
#    Ishii Iron Works Co., Ltd............................    11,000     179,757
#    Isolite Insulating Products Co., Ltd.................    48,000     256,467
     Itoki Corp...........................................   252,700   1,310,923
     Iwaki Co., Ltd.......................................    30,400     305,524
     Iwasaki Electric Co., Ltd............................    35,800     417,575
#    Iwatani Corp.........................................   273,700   9,356,833
     JAC Recruitment Co., Ltd.............................   113,800   2,297,219
     Jalux, Inc...........................................    44,600     979,532
#    Jamco Corp...........................................    67,800   1,588,097
     Japan Asia Group, Ltd................................   181,900     613,634
#    Japan Elevator Service Holdings Co., Ltd.............   104,100   1,683,083
     Japan Foundation Engineering Co., Ltd................   130,900     412,381
     Japan Pulp & Paper Co., Ltd..........................    84,400   3,015,899
     Japan Steel Works, Ltd. (The)........................   290,300   5,371,824
     Japan Transcity Corp.................................   268,200   1,047,709
     JK Holdings Co., Ltd.................................   111,140     541,751
# *  JMC Corp.............................................    13,000     198,527
     Juki Corp............................................   233,100   2,549,375
     Kamei Corp...........................................   172,600   1,837,182
     Kanaden Corp.........................................   135,500   1,433,402
     Kanagawa Chuo Kotsu Co., Ltd.........................    42,300   1,431,577
     Kanamoto Co., Ltd....................................   240,300   6,676,653

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CONTINUED


                                                           SHARES   VALUE>>
                                                           ------- ----------
INDUSTRIALS -- (Continued)
     Kandenko Co., Ltd.................................... 286,200 $2,688,539
     Kanematsu Corp....................................... 640,025  7,705,524
     Katakura Industries Co., Ltd......................... 182,800  1,914,492
     Kato Works Co., Ltd..................................  61,100  1,530,741
     KAWADA TECHNOLOGIES, Inc.............................  48,400  3,011,168
     Kawagishi Bridge Works Co., Ltd......................  11,700    256,629
     Kawanishi Warehouse Co., Ltd.........................   1,700     18,171
#    Kawasaki Kinkai Kisen Kaisha, Ltd....................   9,599    277,331
# *  Kawasaki Kisen Kaisha, Ltd........................... 708,800  9,249,253
#    Kawata Manufacturing Co., Ltd........................  26,900    332,696
     Keihin Co., Ltd......................................  24,900    286,745
     KFC, Ltd.............................................   7,800    134,906
# *  KI Holdings Co., Ltd................................. 104,000    292,710
     Kimura Chemical Plants Co., Ltd...................... 107,500    342,310
     Kimura Unity Co., Ltd................................  18,500    189,500
     King Jim Co., Ltd.................................... 103,900    744,936
# *  Kinki Sharyo Co., Ltd. (The).........................  26,299    478,539
     Kintetsu World Express, Inc.......................... 292,500  4,240,430
     Kitagawa Corp........................................  57,700  1,183,083
     Kitano Construction Corp.............................  25,672    749,178
     Kito Corp............................................ 159,700  2,469,809
     Kitz Corp............................................ 623,900  5,107,896
#    Kobayashi Metals, Ltd................................   7,900     20,138
# *  Kobe Electric Railway Co., Ltd.......................  32,699  1,160,947
#    Kobelco Eco-Solutions Co., Ltd.......................  21,399    314,560
     Koike Sanso Kogyo Co., Ltd...........................  14,500    309,418
#    Kokusai Co., Ltd.....................................  51,600    364,336
     Kokuyo Co., Ltd...................................... 439,225  6,414,077
     KOMAIHALTEC, Inc.....................................  24,900    425,919
     Komatsu Wall Industry Co., Ltd.......................  53,500    916,719
     Komori Corp.......................................... 393,700  4,188,683
     Kondotec, Inc........................................ 128,700  1,110,658
     Konoike Transport Co., Ltd........................... 200,800  3,009,184
     Kosaido Co., Ltd..................................... 212,900  1,293,347
#    Kozo Keikaku Engineering, Inc........................  20,700    399,512
     KRS Corp.............................................  45,700    858,203
     Kumagai Gumi Co., Ltd................................ 302,600  9,491,746
#    Kuroda Precision Industries, Ltd.....................  16,300    210,803
     Kyodo Printing Co., Ltd..............................  52,000  1,110,414
     Kyokuto Boeki Kaisha, Ltd............................  45,000    673,089
     Kyokuto Kaihatsu Kogyo Co., Ltd...................... 239,500  3,380,926
     Kyoritsu Printing Co., Ltd........................... 199,200    362,770
#    Like Co., Ltd........................................  63,200    609,568
#    Link And Motivation, Inc............................. 202,300  1,698,643
     Lonseal Corp.........................................  13,900    217,308
     Luckland Co., Ltd....................................  14,500    273,138
     Maeda Corp........................................... 174,800  1,726,861
     Maeda Kosen Co., Ltd................................. 139,700  3,282,731
     Maeda Road Construction Co., Ltd..................... 329,900  6,423,168
     Maezawa Industries, Inc..............................  25,300     81,653
     Maezawa Kasei Industries Co., Ltd....................  95,100    885,879
     Maezawa Kyuso Industries Co., Ltd....................  74,400  1,235,120
     Makino Milling Machine Co., Ltd...................... 175,100  7,168,749
     Marubeni Construction Material Lease Co., Ltd........   3,900     66,951
     Marufuji Sheet Piling Co., Ltd.......................  11,800    243,390
     Maruka Machinery Co., Ltd............................  43,700    817,462
#    Marumae Co., Ltd.....................................  26,300    173,727
#    Maruwa Unyu Kikan Co., Ltd...........................  74,700  2,495,281
     Maruyama Manufacturing Co., Inc......................  27,900    335,644

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
                                                          SHARES    VALUE>>
                                                          ------- -----------
INDUSTRIALS -- (Continued)
#   Maruzen Co., Ltd.....................................  66,600 $ 1,457,945
    Maruzen Showa Unyu Co., Ltd..........................  77,600   1,912,966
    Matching Service Japan Co., Ltd......................  48,800     645,966
    Matsuda Sangyo Co., Ltd.............................. 102,182   1,341,643
    Matsui Construction Co., Ltd......................... 146,300     953,923
    Max Co., Ltd......................................... 206,800   2,753,826
    Meidensha Corp....................................... 281,910   3,801,975
    Meiji Electric Industries Co., Ltd...................  54,800     916,004
    Meiji Shipping Co., Ltd.............................. 111,000     354,295
    Meisei Industrial Co., Ltd........................... 297,400   1,922,039
    Meitec Corp.......................................... 214,700   9,373,655
    Meiwa Corp........................................... 170,200     661,683
#   Mesco, Inc...........................................  29,800     294,074
    METAWATER Co., Ltd...................................  66,000   1,837,622
#   Mie Kotsu Group Holdings, Inc........................ 389,700   2,219,446
#   Mirait Holdings Corp................................. 438,355   6,335,455
    Mitani Corp..........................................  73,800   3,691,326
    Mitani Sangyo Co., Ltd............................... 135,600     342,379
    Mitsubishi Kakoki Kaisha, Ltd........................  44,100     613,398
    Mitsubishi Logisnext Co., Ltd........................ 204,400   2,126,001
    Mitsubishi Logistics Corp............................  37,400     958,158
    Mitsubishi Pencil Co., Ltd........................... 211,500   4,330,436
    Mitsuboshi Belting, Ltd.............................. 164,300   3,139,250
*   Mitsui E&S Holdings Co., Ltd......................... 629,300   7,101,405
    Mitsui Matsushima Holdings Co., Ltd..................  65,700     829,429
*   Mitsui-Soko Holdings Co., Ltd........................ 172,300   3,044,519
    Mitsumura Printing Co., Ltd..........................   9,300     168,942
    Miyaji Engineering Group, Inc........................  41,517     749,508
#   Mori-Gumi Co., Ltd...................................  69,500     285,005
    Morita Holdings Corp................................. 221,700   3,590,873
#   Musashi Co., Ltd.....................................   5,000     100,527
    NAC Co., Ltd.........................................  76,500     721,939
    Nachi-Fujikoshi Corp................................. 116,300   4,666,573
#   Nadex Co., Ltd.......................................  40,600     352,578
    Nagase & Co., Ltd.................................... 365,100   5,343,849
#   Naigai Trans Line, Ltd...............................  42,000     541,969
    Nakabayashi Co., Ltd................................. 105,900     529,699
    Nakakita Seisakusho Co., Ltd.........................   3,700      93,163
#   Nakamoto Packs Co., Ltd..............................  38,500     567,415
    Nakanishi Manufacturing Co., Ltd.....................   5,700      52,708
    Nakano Corp.......................................... 108,100     488,728
    Namura Shipbuilding Co., Ltd......................... 414,628   1,727,892
    Narasaki Sangyo Co., Ltd.............................  25,400     399,892
#   Nexyz Group Corp.....................................  56,300     972,937
    Nice Holdings, Inc...................................  50,900     402,975
#   Nichias Corp......................................... 480,000   8,323,339
    Nichiban Co., Ltd....................................  84,000   1,528,365
    Nichiden Corp........................................  99,600   1,434,051
    Nichiha Corp......................................... 210,180   5,387,083
    Nichireki Co., Ltd................................... 195,700   1,733,241
#   Nihon Dengi Co., Ltd.................................  30,200     742,351
    Nihon Flush Co., Ltd.................................  64,200   1,091,121
#   Nikkato Corp.........................................  53,000     474,150
    Nikko Co., Ltd.......................................  36,700     766,122
    Nikkon Holdings Co., Ltd............................. 403,700  10,166,880
    Nippi, Inc...........................................  11,900     356,550
    Nippo Corp...........................................  34,000     649,025
    Nippon Air Conditioning Services Co., Ltd............ 202,100   1,189,200
    Nippon Aqua Co., Ltd.................................  21,300      80,094

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
                                                            SHARES    VALUE>>
                                                           --------- ----------
INDUSTRIALS -- (Continued)
#    Nippon Carbon Co., Ltd...............................    90,900 $3,613,730
     Nippon Concept Corp..................................    40,400    363,896
     Nippon Densetsu Kogyo Co., Ltd.......................   272,300  5,967,858
     Nippon Dry-Chemical Co., Ltd.........................     4,300     44,340
#    Nippon Filcon Co., Ltd...............................    20,500     96,172
     Nippon Hume Corp.....................................   171,100  1,214,429
     Nippon Kanzai Co., Ltd...............................    77,200  1,331,972
     Nippon Koei Co., Ltd.................................    89,000  2,086,488
#    Nippon Parking Development Co., Ltd.................. 1,596,200  2,305,047
     Nippon Rietec Co., Ltd...............................     9,300    124,473
     Nippon Road Co., Ltd. (The)..........................    51,800  3,011,042
#    Nippon Seisen Co., Ltd...............................    24,300    720,495
# *  Nippon Sharyo, Ltd...................................    54,899  1,237,799
     Nippon Sheet Glass Co., Ltd..........................   756,400  6,841,192
     Nippon Steel & Sumikin Bussan Corp...................   114,160  4,774,241
     Nippon Thompson Co., Ltd.............................   392,200  2,040,435
#    Nippon Tungsten Co., Ltd.............................     6,699    147,318
     Nishimatsu Construction Co., Ltd.....................   389,300  9,075,957
     Nishi-Nippon Railroad Co., Ltd.......................   338,200  8,640,866
     Nishio Rent All Co., Ltd.............................   138,300  4,342,488
#    Nissei ASB Machine Co., Ltd..........................    63,600  2,257,965
#    Nissei Corp..........................................    38,900    400,211
     Nissei Plastic Industrial Co., Ltd...................   171,600  1,414,824
     Nisshinbo Holdings, Inc.............................. 1,006,480  8,780,628
     Nissin Corp..........................................   109,100  1,757,733
#    Nissin Electric Co., Ltd.............................   384,200  3,363,865
     Nitta Corp...........................................   155,900  5,111,478
     Nitto Boseki Co., Ltd................................   202,100  3,557,752
     Nitto Kogyo Corp.....................................   191,900  3,467,840
     Nitto Kohki Co., Ltd.................................    79,900  1,543,661
     Nitto Seiko Co., Ltd.................................   223,700  1,041,389
#    Nittoc Construction Co., Ltd.........................   176,900  1,020,891
     Nittoku Engineering Co., Ltd.........................    86,500  2,059,668
     NJS Co., Ltd.........................................    42,800    577,101
#    nms Holdings Co......................................    44,200    132,306
     Noda Corp............................................   145,800    908,400
     Nomura Co., Ltd......................................   314,900  8,576,627
     Noritake Co., Ltd....................................    75,800  3,600,144
     Noritz Corp..........................................   217,800  3,031,196
#    NS Tool Co., Ltd.....................................    60,100  1,383,318
     NS United Kaiun Kaisha, Ltd..........................    66,600  1,702,095
     NTN Corp.............................................   683,400  2,245,736
     Obara Group, Inc.....................................    89,400  2,928,696
     Ochi Holdings Co., Ltd...............................     6,300     64,190
#    Odawara Engineering Co., Ltd.........................     6,500     84,888
     Odelic Co., Ltd......................................    27,200    962,061
#    Ohba Co., Ltd........................................    84,000    472,633
     Ohmoto Gumi Co., Ltd.................................     4,100    181,533
     Oiles Corp...........................................   176,470  2,950,182
     Okabe Co., Ltd.......................................   292,400  2,301,086
#    Okada Aiyon Corp.....................................    37,400    507,914
#    Okamoto Machine Tool Works, Ltd......................    20,999    439,326
     Okamura Corp.........................................   478,100  6,163,895
#    OKK Corp.............................................    28,700    212,294
     OKUMA Corp...........................................   134,300  6,946,121
     Okumura Corp.........................................   247,980  7,836,132
     Onoken Co., Ltd......................................   128,700  1,946,232
     Organo Corp..........................................    53,300  1,251,226
     Oriental Consultants Holdings Co., Ltd...............     4,700     79,201

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
                                                            SHARES    VALUE>>
                                                           --------- ----------
INDUSTRIALS -- (Continued)
     Origin Electric Co., Ltd.............................    25,800 $  406,719
     OSG Corp.............................................   291,200  5,959,987
     OSJB Holdings Corp................................... 1,050,800  2,931,107
#    Outsourcing, Inc.....................................   429,100  4,926,344
     Oyo Corp.............................................   166,600  1,757,068
#    Paraca, Inc..........................................    37,000    557,007
     Parker Corp..........................................    34,000    141,619
*    Pasco Corp...........................................     7,800     57,764
     Pasona Group, Inc....................................   141,100  1,788,166
     Pegasus Sewing Machine Manufacturing Co., Ltd........   150,600    963,876
     Penta-Ocean Construction Co., Ltd.................... 1,335,400  7,839,465
# *  Phil Co., Inc........................................    14,700    645,723
     Prestige International, Inc..........................   391,200  4,668,245
     Pronexus, Inc........................................   125,000  1,140,550
     PS Mitsubishi Construction Co., Ltd..................   240,800  1,278,730
     Punch Industry Co., Ltd..............................   105,400    550,731
     Quick Co., Ltd.......................................    76,900    990,476
     Raito Kogyo Co., Ltd.................................   299,700  3,663,250
     Rasa Corp............................................    63,200    490,591
*    Refinverse, Inc......................................     5,100     61,338
     Relia, Inc...........................................   188,900  1,647,645
     Rheon Automatic Machinery Co., Ltd...................   152,100  1,923,916
#    Rix Corp.............................................    17,100    228,077
# *  Rozetta Corp.........................................    38,800    751,223
     Ryobi, Ltd...........................................   182,740  4,702,310
#    S LINE Co., Ltd......................................    23,800    229,637
     Sakai Heavy Industries, Ltd..........................    24,500    528,839
     Sakai Moving Service Co., Ltd........................    85,500  4,667,546
# *  Sanix, Inc...........................................   159,800    300,791
     Sanki Engineering Co., Ltd...........................   339,100  3,539,362
#    Sanko Gosei, Ltd.....................................   139,300    450,866
#    Sanko Metal Industrial Co., Ltd......................    17,200    457,017
     Sankyo Tateyama, Inc.................................   212,200  2,629,092
#    Sanoyas Holdings Corp................................   159,500    280,973
#    Sansei Technologies, Inc.............................    90,100  1,482,642
#    Sansha Electric Manufacturing Co., Ltd...............    64,300    554,976
     Sanyo Denki Co., Ltd.................................    26,200    994,193
     Sanyo Engineering & Construction, Inc................    78,500    478,715
     Sanyo Industries, Ltd................................     9,900    165,352
     Sanyo Trading Co., Ltd...............................    80,000  1,313,991
     Sata Construction Co., Ltd...........................    91,299    321,202
     Sato Holdings Corp...................................   213,700  5,058,086
     Sato Shoji Corp......................................    91,500    764,178
     Sawafuji Electric Co., Ltd...........................     1,900     28,744
     SBS Holdings, Inc....................................   157,000  2,300,224
     SEC Carbon, Ltd......................................     7,800    734,602
#    Secom Joshinetsu Co., Ltd............................    32,000  1,000,586
     Seibu Electric & Machinery Co., Ltd..................     7,400     64,422
#    Seika Corp...........................................    67,000    898,227
*    Seikitokyu Kogyo Co., Ltd............................   205,730  1,157,516
     Sekisui Jushi Corp...................................   214,000  4,031,241
     Senko Group Holdings Co., Ltd........................   904,000  7,363,908
#    Senshu Electric Co., Ltd.............................    58,600  1,359,453
     Shibusawa Warehouse Co., Ltd. (The)..................    62,200    864,272
     Shibuya Corp.........................................   102,900  3,425,341
     Shima Seiki Manufacturing, Ltd.......................   158,500  5,176,015
     Shin Nippon Air Technologies Co., Ltd................   107,980  1,679,490
#    Shin-Keisei Electric Railway Co., Ltd................    41,099    786,034
#    Shinmaywa Industries, Ltd............................   685,700  9,262,093

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
                                                           SHARES    VALUE>>
                                                          --------- ----------
INDUSTRIALS -- (Continued)
    Shinnihon Corp.......................................   211,600 $1,950,288
    Shinsho Corp.........................................    36,300    826,693
    Shinwa Co., Ltd......................................    69,000  1,317,853
*   Shoko Co., Ltd.......................................    44,400    258,848
#   Showa Aircraft Industry Co., Ltd.....................    48,937    591,022
#   SIGMAXYZ, Inc........................................   133,700  1,027,427
    Sinfonia Technology Co., Ltd.........................   172,300  2,152,709
    Sinko Industries, Ltd................................   150,600  1,921,735
    Sintokogio, Ltd......................................   325,300  2,753,324
    SMS Co., Ltd.........................................   549,400  9,062,708
    Soda Nikka Co., Ltd..................................   126,500    600,785
    Sodick Co., Ltd......................................   329,900  2,502,964
#   Space Co., Ltd.......................................   100,062  1,138,499
#   S-Pool, Inc..........................................    60,100    910,339
    Srg Takamiya Co., Ltd................................   126,700    784,325
#   Star Micronics Co., Ltd..............................   278,100  4,085,089
#   Subaru Enterprise Co., Ltd...........................     8,100    400,511
    Sugimoto & Co., Ltd..................................    70,500  1,138,186
#   Sumiseki Holdings, Inc...............................   476,200    434,503
    Sumitomo Densetsu Co., Ltd...........................   129,500  2,121,842
    Sumitomo Mitsui Construction Co., Ltd................ 1,401,840  8,952,067
    Sumitomo Precision Products Co., Ltd.................    20,684    556,127
    Sumitomo Warehouse Co., Ltd. (The)...................   473,700  6,094,057
    Suzumo Machinery Co., Ltd............................     2,200     21,705
    SWCC Showa Holdings Co., Ltd.........................    98,700    572,794
#   Tacmina Corp.........................................    14,200    226,194
    Tadano, Ltd..........................................   791,800  9,026,048
    Taihei Dengyo Kaisha, Ltd............................   121,700  2,717,236
    Taiheiyo Kouhatsu, Inc...............................    44,200    292,987
    Taikisha, Ltd........................................   185,900  4,943,475
    Taisei Oncho Co., Ltd................................    13,300    213,485
    Takadakiko Co., Ltd..................................     7,500    187,748
    Takagi Seiko Corp....................................     2,300    105,004
    Takamatsu Construction Group Co., Ltd................   104,900  2,704,951
    Takamatsu Machinery Co., Ltd.........................    41,800    284,868
    Takano Co., Ltd......................................    58,700    438,098
    Takaoka Toko Co., Ltd................................    53,420    726,758
    Takara Printing Co., Ltd.............................    22,955    343,332
    Takara Standard Co., Ltd.............................   264,400  3,791,366
    Takasago Thermal Engineering Co., Ltd................   348,300  5,492,821
    Takashima & Co., Ltd.................................    26,600    426,036
    Takeei Corp..........................................   162,900  1,070,767
    Takeuchi Manufacturing Co., Ltd......................   286,000  5,210,262
#   Takigami Steel Construction Co., Ltd. (The)..........     5,300    243,556
    Takisawa Machine Tool Co., Ltd.......................    45,100    629,945
    Takuma Co., Ltd......................................   398,400  5,049,664
#   Tanabe Engineering Corp..............................    39,500    301,876
#   Tanseisha Co., Ltd...................................   284,849  3,033,608
    Tatsuta Electric Wire and Cable Co., Ltd.............   313,500  1,448,410
    TECHNO ASSOCIE Co., Ltd..............................    56,800    562,286
    Techno Ryowa, Ltd....................................    71,390    568,638
#   Techno Smart Corp....................................    49,500    403,243
    TechnoPro Holdings, Inc..............................    67,300  3,536,654
    Teikoku Electric Manufacturing Co., Ltd..............   127,100  1,407,395
#   Teikoku Sen-I Co., Ltd...............................   145,700  2,961,136
    Tekken Corp..........................................   102,600  2,483,062
    Tenox Corp...........................................    22,500    179,031
    Teraoka Seisakusho Co., Ltd..........................    76,000    378,276
    Terasaki Electric Co., Ltd...........................    24,400    210,930

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
                                                           SHARES   VALUE>>
                                                           ------- ----------
INDUSTRIALS -- (Continued)
     Toa Corp............................................. 120,700 $1,527,600
     TOA ROAD Corp........................................  26,500    734,946
#    Toba, Inc............................................   9,500    238,566
     Tobishima Corp....................................... 151,070  2,002,600
#    Tocalo Co., Ltd...................................... 474,700  4,054,903
     Toenec Corp..........................................  58,600  1,678,420
#    Togami Electric Manufacturing Co., Ltd...............  17,800    219,851
#    TOKAI Holdings Corp.................................. 728,500  5,828,099
     Tokai Lease Co., Ltd.................................  19,300    313,093
     Tokyo Energy & Systems, Inc.......................... 184,200  1,596,768
#    Tokyo Keiki, Inc.....................................  62,222    523,596
     Tokyo Sangyo Co., Ltd................................ 146,700    707,438
     Tokyu Construction Co., Ltd.......................... 666,900  6,208,784
     Toli Corp............................................ 279,900    631,581
     Tomoe Corp........................................... 133,000    469,693
#    Tomoe Engineering Co., Ltd...........................  58,400  1,287,875
     Tonami Holdings Co., Ltd.............................  40,900  2,136,143
     Toppan Forms Co., Ltd................................ 362,700  3,041,252
#    Torishima Pump Manufacturing Co., Ltd................ 143,800  1,206,667
#    Toshiba Machine Co., Ltd............................. 163,400  3,287,252
     Toshiba Plant Systems & Services Corp................ 189,350  3,561,638
#    Tosho Printing Co., Ltd.............................. 163,199  1,427,021
     Totech Corp..........................................  57,000  1,146,043
     Totetsu Kogyo Co., Ltd............................... 191,600  5,163,368
     Totoku Electric Co., Ltd.............................  17,700    311,468
     Toyo Construction Co., Ltd........................... 617,200  2,359,280
#    Toyo Denki Seizo K.K.................................  39,850    485,953
# *  Toyo Engineering Corp................................ 221,078  1,436,045
#    Toyo Logistics Co., Ltd..............................  80,800    205,181
     Toyo Machinery & Metal Co., Ltd...................... 109,300    582,635
     Toyo Tanso Co., Ltd..................................  77,200  1,644,257
#    Toyo Wharf & Warehouse Co., Ltd......................  41,300    536,532
     Trancom Co., Ltd.....................................  56,400  3,469,031
#    Trinity Industrial Corp..............................  36,000    188,886
#    Trusco Nakayama Corp................................. 245,100  6,467,771
     Trust Tech, Inc......................................  80,200  2,397,427
     Tsubaki Nakashima Co., Ltd........................... 333,600  5,523,552
     Tsubakimoto Chain Co................................. 209,340  7,752,274
     Tsubakimoto Kogyo Co., Ltd...........................  28,800    861,234
#    Tsudakoma Corp.......................................  31,998    545,818
     Tsugami Corp......................................... 288,800  1,896,808
     Tsukishima Kikai Co., Ltd............................ 209,100  2,738,202
     Tsurumi Manufacturing Co., Ltd....................... 141,900  2,383,042
     Uchida Yoko Co., Ltd.................................  56,400  1,177,963
     Ueki Corp............................................  34,800    706,793
#    Union Tool Co........................................  55,100  1,557,285
     Ushio, Inc........................................... 832,700  9,481,537
# *  UT Group Co., Ltd.................................... 191,000  3,750,500
     Utoc Corp............................................ 102,200    479,062
     Wakachiku Construction Co., Ltd......................  99,200  1,347,381
     Wakita & Co., Ltd.................................... 298,300  3,173,898
     WDB Holdings Co., Ltd................................  65,200  1,541,588
     Weathernews, Inc.....................................  39,800  1,058,485
#    Will Group, Inc......................................  96,900    828,083
     World Holdings Co., Ltd..............................  48,900  1,218,427
     Yahagi Construction Co., Ltd......................... 200,200  1,260,854
     YAMABIKO Corp........................................ 255,328  2,533,194
     YAMADA Consulting Group Co., Ltd.....................  77,900  1,242,674
     Yamashina Corp....................................... 208,800    134,861

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
                                                            SHARES      VALUE>>
                                                           --------- --------------
INDUSTRIALS -- (Continued)
     Yamato Corp..........................................   117,000 $      509,511
#    Yamaura Corp.........................................    46,400        404,045
     Yamazen Corp.........................................   458,300      4,607,550
     Yasuda Logistics Corp................................   122,200        923,963
     Yokogawa Bridge Holdings Corp........................   232,200      4,236,049
#    Yondenko Corp........................................    27,360        659,427
     Yuasa Trading Co., Ltd...............................   125,900      3,687,237
     Yuken Kogyo Co., Ltd.................................    24,000        417,755
#    Yumeshin Holdings Co., Ltd...........................   362,700      2,739,984
     Yurtec Corp..........................................   277,500      2,345,270
     Yushin Precision Equipment Co., Ltd..................     7,600         65,057
     Zaoh Co., Ltd........................................    21,500        249,613
#    Zenitaka Corp. (The).................................    19,600        909,760
     Zuiko Corp...........................................    29,000        633,292
                                                                     --------------
TOTAL INDUSTRIALS.........................................            1,039,284,335
                                                                     --------------
INFORMATION TECHNOLOGY -- (12.9%)
     A&D Co., Ltd.........................................   132,100        836,585
# *  Access Co., Ltd......................................   209,900      1,650,192
     Ad-sol Nissin Corp...................................    43,000        567,722
#    Adtec Plasma Technology Co., Ltd.....................    30,700        211,182
     AGS Corp.............................................    11,600         69,389
     Ai Holdings Corp.....................................   311,300      5,421,095
     Aichi Tokei Denki Co., Ltd...........................    18,900        657,603
     Aiphone Co., Ltd.....................................    74,900      1,106,333
# *  Allied Telesis Holdings K.K..........................   381,000        348,609
     Alpha Systems, Inc...................................    62,320      1,458,286
     Amano Corp...........................................   409,100      8,528,433
     AOI Electronics Co., Ltd.............................    31,400        738,471
     Argo Graphics, Inc...................................    59,700      2,137,803
     Arisawa Manufacturing Co., Ltd.......................   200,900      1,527,777
#    ArtSpark Holdings, Inc...............................    48,100        406,218
     Asahi Intelligence Service Co., Ltd..................     1,300         12,740
#    Aval Data Corp.......................................    25,400        371,931
     Avant Corp...........................................    53,700        682,779
     Axell Corp...........................................    44,900        215,739
     Azia Co., Ltd........................................    14,300        148,405
#    Billing System Corp..................................    11,400        425,534
*    BrainPad, Inc........................................    20,000        974,874
     Broadleaf Co., Ltd...................................   717,600      3,674,019
     Business Brain Showa-Ota, Inc........................     8,100        147,698
     CAC Holdings Corp....................................    99,200        840,011
     Canon Electronics, Inc...............................   151,600      2,492,354
#    Capital Asset Planning, Inc..........................     6,600        154,024
     CDS Co., Ltd.........................................    13,200        135,372
# *  Change, Inc..........................................    15,200        583,933
     Chino Corp...........................................    47,400        537,061
     Citizen Watch Co., Ltd............................... 1,244,400      6,642,457
#    CMK Corp.............................................   385,100      2,472,242
     Computer Engineering & Consulting, Ltd...............   173,300      3,074,947
     Computer Institute of Japan, Ltd.....................   102,900        745,874
#    Comture Corp.........................................    81,000      2,163,430
     CONEXIO Corp.........................................   127,000      1,611,961
#    Core Corp............................................    44,500        475,035
#    Cresco, Ltd..........................................    40,600      1,128,392
*    CRI Middleware Co., Ltd..............................     1,300         33,970
     Cube System, Inc.....................................    58,300        399,345
     Cyber Com Co., Ltd...................................     7,100        145,145
#    Cybernet Systems Co., Ltd............................    49,900        263,352

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THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES   VALUE>>
                                                           ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
     Cybozu, Inc.......................................... 158,000 $  933,610
     Dai-ichi Seiko Co., Ltd..............................  71,000    801,273
#    Daiko Denshi Tsushin, Ltd............................  37,200    192,936
     Daishinku Corp.......................................  66,899    607,280
#    Daitron Co., Ltd.....................................  53,300    630,058
     Daiwabo Holdings Co., Ltd............................ 133,800  7,199,234
     Denki Kogyo Co., Ltd.................................  74,900  1,682,401
     Densan System Co., Ltd...............................  48,100  1,058,885
#    Dexerials Corp....................................... 455,700  3,709,927
     Digital Arts, Inc....................................  87,600  5,665,451
#    Digital Hearts Holdings Co., Ltd..................... 107,300  1,401,688
#    Digital Information Technologies Corp................  58,200    690,369
     DKK-Toa Corp.........................................   1,800     12,291
#    Double Standard, Inc.................................   7,700    268,532
     DTS Corp............................................. 162,500  5,751,579
     Ebase Co., Ltd.......................................   2,000     30,984
#    E-Guardian, Inc......................................  72,100  1,434,466
     Eizo Corp............................................ 127,800  4,957,825
     Elecom Co., Ltd...................................... 134,800  3,599,189
     Elematec Corp........................................  61,471  1,013,365
#    Enomoto Co., Ltd.....................................  30,200    223,952
     Enplas Corp..........................................  62,800  1,709,089
     ESPEC Corp........................................... 168,100  3,080,713
     Excel Co., Ltd.......................................  56,000    986,964
#    Fenwal Controls of Japan, Ltd........................  21,600    296,163
     Ferrotec Holdings Corp............................... 251,000  2,255,705
# *  FFRI, Inc............................................  23,000    770,345
#    Fixstars Corp........................................ 132,200  1,752,144
     Forval Corp..........................................  52,300    392,576
# *  Fronteo, Inc......................................... 113,600    810,112
#    FTGroup Co., Ltd.....................................  67,000    910,302
     Fuji Soft, Inc....................................... 123,400  5,022,995
     Fujitsu Frontech, Ltd................................  88,800    816,164
     Fukui Computer Holdings, Inc.........................  48,600    728,001
     Furuno Electric Co., Ltd............................. 191,500  1,596,005
#    Furuya Metal Co., Ltd................................   6,700    319,086
     Future Corp.......................................... 156,100  2,167,892
     Future Innovation Group, Inc.........................  17,400     51,528
#    Geomatec Co., Ltd....................................  29,900    201,456
#    GL Sciences, Inc.....................................  46,700    649,810
     GMO Cloud K.K........................................  21,200    631,605
     GMO internet, Inc.................................... 176,700  2,387,533
# *  Gunosy, Inc..........................................  57,900  1,282,996
     Hagiwara Electric Holdings Co., Ltd..................  51,100  1,334,925
     Hakuto Co., Ltd......................................  99,400  1,056,948
#    Hibino Corp..........................................  26,300    457,816
     Hioki EE Corp........................................  69,400  2,617,098
     Hochiki Corp......................................... 123,800  1,203,720
#    Hokuriku Electric Industry Co., Ltd..................  48,200    426,494
     Honda Tsushin Kogyo Co., Ltd......................... 113,800    580,141
     Hosiden Corp......................................... 432,600  3,290,406
     Ibiden Co., Ltd...................................... 566,678  8,260,868
#    Icom, Inc............................................  78,400  1,520,405
#    Ikegami Tsushinki Co., Ltd...........................  40,799    443,337
     Ines Corp............................................ 170,000  2,064,229
     I-Net Corp...........................................  78,390    964,941
     Infocom Corp.........................................  92,000  3,114,924
#    Infomart Corp........................................ 762,200  8,135,659
     Information Development Co., Ltd.....................  52,100    686,891

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THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
     Information Services International-Dentsu, Ltd.......    89,700 $ 2,396,889
     Innotech Corp........................................   119,800   1,108,870
#    Intelligent Wave, Inc................................    33,500     202,545
     Inter Action Corp....................................    47,500   1,039,780
     I-O Data Device, Inc.................................    56,200     604,364
     Iriso Electronics Co., Ltd...........................   156,100   6,393,453
#    ISB Corp.............................................    21,900     364,774
#    Ishii Hyoki Co., Ltd.................................    31,000     189,845
# *  ITbook Holdings Co., Ltd.............................   101,500     357,416
     Itfor, Inc...........................................   113,400     787,438
     ITmedia, Inc.........................................    20,400      84,981
     Iwatsu Electric Co., Ltd.............................    68,500     488,076
     Japan Aviation Electronics Industry, Ltd.............   376,700   4,909,378
     Japan Cash Machine Co., Ltd..........................   154,000   1,402,392
# *  Japan Display, Inc................................... 3,630,000   2,418,676
#    Japan Electronic Materials Corp......................    51,800     349,075
     Japan Material Co., Ltd..............................   461,400   5,340,518
#    Jastec Co., Ltd......................................    83,900     690,292
     JBCC Holdings, Inc...................................   117,800   1,562,220
# *  JIG-SAW, Inc.........................................    29,200     672,169
     Justsystems Corp.....................................   264,400   5,387,180
     Kaga Electronics Co., Ltd............................   134,700   2,503,685
     Kanematsu Electronics, Ltd...........................    88,400   2,593,238
     KEL Corp.............................................    27,900     237,419
     Koa Corp.............................................   111,500   1,597,419
#    Kyoden Co., Ltd......................................   104,300     401,882
     Kyosan Electric Manufacturing Co., Ltd...............   316,800   1,203,786
     Kyowa Electronic Instruments Co., Ltd................   156,600     521,846
#    LAC Co., Ltd.........................................    99,100   1,359,304
#    Lasertec Corp........................................   316,600  10,436,407
     Macnica Fuji Electronics Holdings, Inc...............   385,850   5,044,503
#    Mamezou Holdings Co., Ltd............................   123,200   1,146,114
     Marubun Corp.........................................   112,200     741,986
#    Maruwa Co., Ltd......................................    68,500   4,029,910
     Maxell Holdings, Ltd.................................   398,300   5,680,384
     MCJ Co., Ltd.........................................   527,400   3,567,616
     Megachips Corp.......................................   109,000   2,828,788
#    Meiko Electronics Co., Ltd...........................   176,500   3,249,878
#    Micronics Japan Co., Ltd.............................   232,600   1,706,759
#    Mimaki Engineering Co., Ltd..........................   133,000     957,815
     Mimasu Semiconductor Industry Co., Ltd...............   128,181   1,647,582
     Miraial Co., Ltd.....................................    48,000     504,067
#    Miroku Jyoho Service Co., Ltd........................   135,400   3,128,948
     Mitachi Co., Ltd.....................................    17,900     120,823
     Mitsubishi Research Institute, Inc...................    54,300   1,590,070
#    Mitsui High-Tec, Inc.................................   187,800   1,581,678
#    Mutoh Holdings Co., Ltd..............................    14,600     243,413
     Nagano Keiki Co., Ltd................................    94,900     708,040
     Nakayo, Inc..........................................    78,000   1,013,978
     NEC Networks & System Integration Corp...............   175,600   3,878,624
     NET One Systems Co., Ltd.............................   426,000   8,928,178
     NF Corp..............................................    20,700     295,952
#    Nichicon Corp........................................   388,200   3,084,805
*    Nihon Dempa Kogyo Co., Ltd...........................     3,900      13,574
     Nihon Denkei Co., Ltd................................    31,800     406,722
     Nippon Ceramic Co., Ltd..............................    46,100   1,070,006
     Nippon Chemi-Con Corp................................    83,600   1,677,748
#    Nippon Computer Dynamics Co., Ltd....................    38,600     408,153
#    Nippon Information Development Co., Ltd..............    12,600     140,749

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THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES   VALUE>>
                                                           ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
#    Nippon Kodoshi Corp..................................  56,200 $  848,276
     Nippon Signal Co., Ltd............................... 374,100  3,256,845
     Nippon Systemware Co., Ltd...........................  55,400    915,837
#    Nissha Co., Ltd...................................... 290,200  3,807,435
     Nohmi Bosai, Ltd..................................... 161,800  2,730,629
#    Noritsu Koki Co., Ltd................................ 154,700  2,471,105
     NSD Co., Ltd......................................... 285,480  6,063,768
     NuFlare Technology, Inc..............................  36,300  1,746,448
#    Ohara, Inc...........................................  16,800    254,098
*    Ohizumi Manufacturing Co., Ltd.......................  27,100    175,752
#    Okaya Electric Industries Co., Ltd...................  77,800    266,177
     Oki Electric Industry Co., Ltd....................... 701,700  9,063,289
     ONO Sokki Co., Ltd...................................  37,400    207,483
#    Optex Group Co., Ltd................................. 266,220  4,679,886
#    Oro Co., Ltd.........................................  11,700    478,884
     Osaki Electric Co., Ltd.............................. 324,800  2,156,028
#    Oval Corp............................................  35,600     76,000
#    Paltek Corp..........................................  38,500    209,549
     PCI Holdings, Inc....................................   9,700    210,042
     Poletowin Pitcrew Holdings, Inc...................... 219,400  1,756,137
#    Pro-Ship, Inc........................................  37,200    461,081
#    Rakus Co., Ltd....................................... 122,500  2,171,649
#    RECOMM Co., Ltd...................................... 404,200    710,108
#    Remixpoint, Inc...................................... 172,700    662,123
     Renesas Easton Co., Ltd.............................. 105,100    401,438
     Riken Keiki Co., Ltd................................. 113,500  2,070,337
     Riso Kagaku Corp..................................... 134,300  2,029,933
     Roland DG Corp....................................... 103,100  2,008,390
#    Rorze Corp...........................................  74,600  1,121,089
#    RS Technologies Co., Ltd.............................  29,300    744,203
     Ryoden Corp.......................................... 109,700  1,375,832
     Ryosan Co., Ltd...................................... 188,800  5,284,136
#    Ryoyo Electro Corp................................... 164,700  2,251,849
#    Saison Information Systems Co., Ltd..................  23,800    306,715
#    Sakura Internet, Inc................................. 148,300    650,593
#    Samco, Inc...........................................  14,700    126,824
     Sanken Electric Co., Ltd............................. 191,500  4,009,495
     Sanshin Electronics Co., Ltd......................... 151,900  2,348,383
#    Satori Electric Co., Ltd.............................  86,980    717,849
     Saxa Holdings, Inc...................................  32,600    520,545
#    Scala, Inc........................................... 120,700    830,518
     Seikoh Giken Co., Ltd................................  15,500    256,443
#    SEMITEC Corp.........................................   5,500    267,868
#    Shibaura Electronics Co., Ltd........................  58,000  2,011,253
     Shibaura Mechatronics Corp...........................  24,900    797,331
# *  SHIFT, Inc...........................................  45,400  2,004,466
     Shindengen Electric Manufacturing Co., Ltd...........  52,800  2,096,940
# *  Shinkawa, Ltd........................................  95,600    349,929
     Shinko Electric Industries Co., Ltd.................. 529,700  3,652,331
     Shinko Shoji Co., Ltd................................ 157,100  2,432,525
#    Shirai Electronics Industrial Co., Ltd...............  51,100    143,940
#    Shizuki Electric Co., Inc............................ 127,100    703,307
#    Showa Shinku Co., Ltd................................  25,400    274,878
     Sigma Koki Co., Ltd..................................  31,600    402,907
#    Siix Corp............................................ 238,400  3,351,821
#    SK-Electronics Co., Ltd..............................  61,800  1,012,945
#    SMK Corp.............................................  36,599    850,524
#    Softbank Technology Corp.............................  72,400  1,364,273
#    Softbrain Co., Ltd................................... 111,300    533,262

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CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
     Softcreate Holdings Corp.............................    57,100 $    696,122
#    Soliton Systems K.K..................................    55,700      432,709
*    So-net Media Networks Corp...........................    14,900      203,476
#    Soshin Electric Co., Ltd.............................    58,400      191,276
#    Sourcenext Corp......................................   364,000    1,787,197
     SRA Holdings.........................................    75,600    1,816,799
#    Sumida Corp..........................................   204,749    2,299,591
     Sun Corp.............................................    12,400       85,679
     Sun-Wa Technos Corp..................................    79,000      670,735
     Suzuden Corp.........................................    32,300      448,558
#    Suzuki Co., Ltd......................................    75,000      456,420
#    System Information Co., Ltd..........................    24,700      245,684
     System Research Co., Ltd.............................    12,600      351,573
     Systemsoft Corp......................................   255,800      235,536
     Systena Corp.........................................   572,300    6,328,525
     Tachibana Eletech Co., Ltd...........................   128,160    1,842,858
#    Takachiho Koheki Co., Ltd............................    37,400      326,233
     TAKEBISHI Corp.......................................    53,100      681,332
     Tamura Corp..........................................   591,000    3,281,252
#    Tazmo Co., Ltd.......................................    39,500      285,079
     TDC Soft, Inc........................................   109,900      806,754
*    Teac Corp............................................    46,699       93,339
     TechMatrix Corp......................................   106,100    1,790,312
#    Techno Horizon Holdings Co., Ltd.....................    53,800      173,783
     Tecnos Japan, Inc....................................   109,700      789,122
     Teikoku Tsushin Kogyo Co., Ltd.......................    53,800      585,016
# *  Terilogy Co., Ltd....................................    43,600      494,809
# *  TerraSky Co., Ltd....................................     4,700      160,013
     TESEC Corp...........................................    19,400      226,372
     TKC Corp.............................................   120,200    4,236,618
     Tokyo Electron Device, Ltd...........................    44,600      724,314
     Tokyo Seimitsu Co., Ltd..............................   316,700    9,274,728
     Tomen Devices Corp...................................    15,300      324,039
     Topcon Corp..........................................   869,100   11,720,340
#    Torex Semiconductor, Ltd.............................    45,500      532,706
     Toshiba TEC Corp.....................................   212,800    5,109,437
     Toukei Computer Co., Ltd.............................    22,710      595,203
     Towa Corp............................................   161,600    1,027,982
     Toyo Corp............................................   165,500    1,223,251
     Tri Chemical Laboratories, Inc.......................    38,200    1,645,251
#    Tsuzuki Denki Co., Ltd...............................    41,500      321,102
#    UKC Holdings Corp....................................   100,600    1,778,327
     Ulvac, Inc...........................................   355,700   11,733,475
#    UMC Electronics Co., Ltd.............................    49,900      750,120
     Uniden Holdings Corp.................................    42,400      824,770
     UNIRITA, Inc.........................................     8,100      126,132
     UNITED, Inc..........................................    75,000    1,111,849
     V Technology Co., Ltd................................    38,300    5,467,545
     VeriServe Corp.......................................    11,700      535,864
     VINX Corp............................................    14,600      168,251
     Vitec Holdings Co., Ltd..............................    64,100    1,121,302
     Wacom Co., Ltd....................................... 1,162,200    5,147,312
#    YAC Holdings Co., Ltd................................    93,000      555,601
#    Yamaichi Electronics Co., Ltd........................   150,000    1,789,447
     Yashima Denki Co., Ltd...............................   126,300      938,487
#    Yokowo Co., Ltd......................................    91,700    1,216,109
     Zuken, Inc...........................................   113,200    1,503,285
                                                                     ------------
TOTAL INFORMATION TECHNOLOGY..............................            474,036,485
                                                                     ------------

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
MATERIALS -- (9.9%)
    Achilles Corp........................................   109,000 $ 1,991,915
    ADEKA Corp...........................................   639,500  10,088,324
    Agro-Kanesho Co., Ltd................................     4,600      86,781
    Aichi Steel Corp.....................................    80,700   2,543,716
    Arakawa Chemical Industries, Ltd.....................   131,200   1,599,534
    Araya Industrial Co., Ltd............................    26,500     378,585
    Asahi Holdings, Inc..................................   295,350   6,298,560
    Asahi Printing Co., Ltd..............................    25,700     237,299
    ASAHI YUKIZAI Corp...................................    98,600   1,350,392
    Asahipen Corp........................................     2,100      34,006
    Asia Pile Holdings Corp..............................   220,000   1,341,511
    C Uyemura & Co., Ltd.................................    33,800   2,069,961
    Carlit Holdings Co., Ltd.............................   137,900   1,025,056
    Chuetsu Pulp & Paper Co., Ltd........................    43,400     524,699
*   Chugai Mining Co., Ltd...............................   652,700     101,797
#   Chugoku Marine Paints, Ltd...........................   467,100   4,175,109
    CI Takiron Corp......................................   330,000   1,767,447
#   CK-San-Etsu Co., Ltd.................................    21,200     461,855
    Dai Nippon Toryo Co., Ltd............................   144,400   1,349,734
    Daido Steel Co., Ltd.................................   112,700   4,711,096
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd................   128,500   1,033,467
    Daiken Corp..........................................    95,800   1,645,671
#   Daiki Aluminium Industry Co., Ltd....................   199,400   1,093,290
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd................................................    93,400   2,392,720
#   Daio Paper Corp......................................   327,400   4,206,988
    DKS Co., Ltd.........................................    61,700   1,381,176
#   Dowa Holdings Co., Ltd...............................   244,900   7,846,125
    Dynapac Co., Ltd.....................................     8,500     112,005
    Fuji Seal International, Inc.........................   108,700   3,611,119
    Fujikura Kasei Co., Ltd..............................   184,200     951,053
    Fujimori Kogyo Co., Ltd..............................   120,500   3,142,571
#   Fumakilla, Ltd.......................................    52,701     576,129
    Fuso Chemical Co., Ltd...............................   139,800   2,746,298
    Geostr Corp..........................................   111,400     434,162
    Godo Steel, Ltd......................................    66,400   1,083,558
    Gun-Ei Chemical Industry Co., Ltd....................    31,100     749,357
    Hakudo Co., Ltd......................................    45,500     681,186
    Harima Chemicals Group, Inc..........................   104,000     943,279
    Hodogaya Chemical Co., Ltd...........................    44,900     858,430
    Hokkan Holdings, Ltd.................................    52,400     781,759
    Hokko Chemical Industry Co., Ltd.....................   135,500     636,758
    Hokuetsu Corp........................................ 1,035,399   5,617,148
    Honshu Chemical Industry Co., Ltd....................    27,200     300,879
#   Ise Chemicals Corp...................................    14,800     448,925
#   Ishihara Chemical Co., Ltd...........................    35,500     555,644
*   Ishihara Sangyo Kaisha, Ltd..........................   256,450   2,615,276
    Ishizuka Glass Co., Ltd..............................    17,800     319,092
    Japan Pure Chemical Co., Ltd.........................    11,400     235,065
    JCU Corp.............................................   180,400   2,600,830
    JSP Corp.............................................    95,500   1,958,314
    Kanto Denka Kogyo Co., Ltd...........................   335,900   2,797,546
    Katakura & Co-op Agri Corp...........................    21,500     229,999
#   KeePer Technical Laboratory Co., Ltd.................    49,400     456,169
    KH Neochem Co., Ltd..................................   230,900   5,433,401
    Kimoto Co., Ltd......................................   247,400     426,415
    Koatsu Gas Kogyo Co., Ltd............................   223,493   1,515,519
#   Kogi Corp............................................     5,499      68,420
    Kohsoku Corp.........................................    71,200     659,765
    Konishi Co., Ltd.....................................   245,600   3,570,241

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CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- -----------
MATERIALS -- (Continued)
#    Konoshima Chemical Co., Ltd..........................    39,000 $   237,016
     Krosaki Harima Corp..................................    42,500   2,237,593
#    Kumiai Chemical Industry Co., Ltd....................   731,787   4,548,401
     Kunimine Industries Co., Ltd.........................    38,600     284,923
     Kureha Corp..........................................   138,250   8,672,644
     Kurimoto, Ltd........................................    67,900     870,355
#    Kuriyama Holdings Corp...............................    91,200     610,550
#    Kyoei Steel, Ltd.....................................   156,500   2,555,176
     Kyowa Leather Cloth Co., Ltd.........................    89,800     621,033
     Lintec Corp..........................................   214,800   4,756,601
     MEC Co., Ltd.........................................   131,000   1,279,942
#    Mipox Corp...........................................    43,400     132,410
     Mitani Sekisan Co., Ltd..............................    73,600   1,728,075
     Mitsubishi Paper Mills, Ltd..........................   425,300   2,211,575
     Mitsubishi Steel Manufacturing Co., Ltd..............    53,500     823,763
     Mitsui Mining & Smelting Co., Ltd....................   461,000  10,875,823
#    Molitec Steel Co., Ltd...............................    83,100     319,445
#    MORESCO Corp.........................................    47,800     686,939
     Mory Industries, Inc.................................    39,300     849,187
     Muto Seiko Co........................................     6,500      31,534
     Nakayama Steel Works, Ltd............................   239,400   1,111,428
     Neturen Co., Ltd.....................................   261,200   2,069,779
# *  New Japan Chemical Co., Ltd..........................   200,600     346,765
     Nicca Chemical Co., Ltd..............................    49,300     413,676
     Nichia Steel Works, Ltd..............................   121,100     305,480
#    Nihon Kagaku Sangyo Co., Ltd.........................    90,200   1,016,450
#    Nihon Nohyaku Co., Ltd...............................   240,300   1,090,054
     Nihon Parkerizing Co., Ltd...........................   631,200   7,468,956
     Nihon Yamamura Glass Co., Ltd........................   112,600   1,526,323
     Nippon Carbide Industries Co., Inc...................    49,300     769,156
     Nippon Chemical Industrial Co., Ltd..................    42,600     910,813
     Nippon Concrete Industries Co., Ltd..................   302,400     722,741
#    Nippon Denko Co., Ltd................................ 1,006,814   2,059,674
     Nippon Fine Chemical Co., Ltd........................    81,500     814,379
     Nippon Kayaku Co., Ltd...............................    16,000     201,466
     Nippon Kinzoku Co., Ltd..............................    26,500     304,545
     Nippon Koshuha Steel Co., Ltd........................    26,799     132,792
     Nippon Light Metal Holdings Co., Ltd................. 4,699,000  10,427,086
     Nippon Paper Industries Co., Ltd.....................   132,100   2,590,240
     Nippon Pillar Packing Co., Ltd.......................   161,000   1,966,962
     Nippon Soda Co., Ltd.................................   192,400   4,874,812
#    Nippon Yakin Kogyo Co., Ltd.......................... 1,305,800   3,058,908
     Nitta Gelatin, Inc...................................    98,800     602,869
     Nittetsu Mining Co., Ltd.............................    36,800   1,520,972
#    Nitto FC Co., Ltd....................................   126,300     839,557
     Nozawa Corp..........................................    52,500     445,503
#    Oat Agrio Co., Ltd...................................    18,000     342,922
#    Okamoto Industries, Inc..............................    82,200   4,223,332
     Okura Industrial Co., Ltd............................    60,100     977,218
     Osaka Organic Chemical Industry, Ltd.................   109,800   1,138,316
     Osaka Soda Co., Ltd..................................   107,999   2,473,343
     Osaka Steel Co., Ltd.................................    94,200   1,711,882
#    OSAKA Titanium Technologies Co., Ltd.................   157,500   2,421,864
#    Pacific Metals Co., Ltd..............................   129,599   3,483,630
#    Pack Corp. (The).....................................    98,200   2,599,543
#    Rasa Industries, Ltd.................................    44,800     560,477
     Rengo Co., Ltd.......................................    72,600     635,523
     Riken Technos Corp...................................   248,500   1,052,965
     Sakai Chemical Industry Co., Ltd.....................   112,100   2,347,085

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
MATERIALS -- (Continued)
    Sakata INX Corp......................................   321,400 $  3,510,734
    Sanyo Chemical Industries, Ltd.......................    96,200    4,615,701
    Sanyo Special Steel Co., Ltd.........................   147,060    3,186,732
    Seiko PMC Corp.......................................    81,600      589,582
    Sekisui Plastics Co., Ltd............................   177,800    1,501,318
    Shikoku Chemicals Corp...............................   258,700    2,852,508
    Shinagawa Refractories Co., Ltd......................    44,300    1,485,951
    Shin-Etsu Polymer Co., Ltd...........................   336,500    2,536,212
    Shinko Wire Co., Ltd.................................    13,800      134,298
    SK Kaken Co., Ltd....................................     1,600      700,776
    Soken Chemical & Engineering Co., Ltd................    46,400      800,629
    Stella Chemifa Corp..................................    82,400    2,181,864
    Sumitomo Bakelite Co., Ltd...........................    36,700    1,368,389
#   Sumitomo Osaka Cement Co., Ltd.......................   242,399   10,755,023
    Sumitomo Seika Chemicals Co., Ltd....................    70,300    2,787,683
#   T Hasegawa Co., Ltd..................................   190,800    2,821,666
    T&K Toka Co., Ltd....................................   145,100    1,295,841
#   Taisei Lamick Co., Ltd...............................    43,900    1,127,829
    Taiyo Holdings Co., Ltd..............................   137,800    4,195,512
    Takasago International Corp..........................   104,000    3,216,663
    Takemoto Yohki Co., Ltd..............................    48,400      651,746
    Tayca Corp...........................................   133,700    2,170,475
    Tenma Corp...........................................   129,800    1,977,161
    Toagosei Co., Ltd....................................   856,600    9,977,437
#   Toda Kogyo Corp......................................    24,200      499,679
    Toho Acetylene Co., Ltd..............................    12,700      157,829
    Toho Chemical Industry Co., Ltd......................    47,000      166,949
    Toho Titanium Co., Ltd...............................   206,000    1,883,435
    Toho Zinc Co., Ltd...................................    91,999    3,044,303
    Tohoku Steel Co., Ltd................................    16,300      200,234
    Tokushu Tokai Paper Co., Ltd.........................    70,658    2,491,159
    Tokuyama Corp........................................   257,798    6,016,821
    Tokyo Ohka Kogyo Co., Ltd............................   252,800    7,108,373
    Tokyo Printing Ink Manufacturing Co., Ltd............    10,200      236,400
#   Tokyo Rope Manufacturing Co., Ltd....................   100,300      895,589
    Tokyo Steel Manufacturing Co., Ltd...................   819,300    6,917,902
    Tokyo Tekko Co., Ltd.................................    75,900      834,767
    Tomoegawa Co., Ltd...................................    33,600      328,378
    Tomoku Co., Ltd......................................    80,700    1,186,413
    Topy Industries, Ltd.................................   113,200    2,431,127
#   Toyo Gosei Co., Ltd..................................    31,600      276,475
    Toyo Ink SC Holdings Co., Ltd........................   270,200    6,123,594
    Toyobo Co., Ltd......................................   711,600   10,558,962
#   TYK Corp.............................................   183,700      643,809
    UACJ Corp............................................   183,541    3,958,384
    Valqua, Ltd..........................................   127,199    2,481,106
#   Vertex Corp..........................................    45,998      479,493
    Wavelock Holdings Co., Ltd...........................    30,900      217,212
    Wood One Co., Ltd....................................    48,500      446,822
    Yamato Kogyo Co., Ltd................................   305,800    7,985,724
    Yodogawa Steel Works, Ltd............................   152,800    3,106,162
    Yoshicon Co., Ltd....................................     3,100       29,911
#   Yotai Refractories Co., Ltd..........................   118,000      731,761
    Yushiro Chemical Industry Co., Ltd...................    73,800      796,355
                                                                    ------------
TOTAL MATERIALS..........................................            363,422,455
                                                                    ------------
REAL ESTATE -- (1.8%)
    AD Works Co., Ltd.................................... 1,948,800      626,364
    Airport Facilities Co., Ltd..........................   146,470      720,252

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- -----------
REAL ESTATE -- (Continued)
     Anabuki Kosan, Inc...................................     4,600 $   116,704
     Aoyama Zaisan Networks Co., Ltd......................    51,300     733,135
#    Apaman Co., Ltd......................................    79,600     449,003
#    Arealink Co., Ltd....................................    37,000     477,831
#    B-Lot Co., Ltd.......................................    11,000     131,912
#    Cosmos Initia Co., Ltd...............................    99,600     532,641
#    CRE, Inc.............................................    65,900     555,673
     Daibiru Corp.........................................   345,200   3,437,681
#    Dear Life Co., Ltd...................................   128,900     531,530
     Goldcrest Co., Ltd...................................   137,770   2,091,048
#    Good Com Asset Co., Ltd..............................     6,200      83,975
     Grandy House Corp....................................   117,800     440,921
     Heiwa Real Estate Co., Ltd...........................   236,600   4,371,942
     Ichigo, Inc..........................................   958,600   3,314,850
#    Intellex Co., Ltd....................................    30,000     179,639
*    Japan Asset Marketing Co., Ltd....................... 1,648,500   1,545,804
     Japan Corporate Housing Service, Inc.................    10,500      77,138
     Japan Property Management Center Co., Ltd............    95,600     747,439
     Kabuki-Za Co., Ltd...................................    20,300   1,077,607
     Keihanshin Building Co., Ltd.........................   289,300   2,368,643
     Kenedix, Inc.........................................   637,700   3,357,731
     Land Business Co., Ltd...............................     4,700      33,025
# *  LAND Co., Ltd........................................ 1,824,900     135,170
     Leopalace21 Corp..................................... 2,072,900   9,821,567
#    Mugen Estate Co., Ltd................................    83,200     450,800
     Nippon Commercial Development Co., Ltd...............    84,200   1,172,901
     Nisshin Fudosan Co...................................   232,400     934,560
#    Prospect Co., Ltd.................................... 3,669,000     981,445
     Raysum Co., Ltd......................................   101,700   1,026,915
#    SAMTY Co., Ltd.......................................   116,200   1,630,650
     Sankyo Frontier Co., Ltd.............................    22,800     795,983
     Sansei Landic Co., Ltd...............................    40,600     293,608
#    Shinoken Group Co., Ltd..............................   160,300   1,210,267
#    Star Mica Co., Ltd...................................    85,400   1,134,721
     Sun Frontier Fudousan Co., Ltd.......................   246,800   2,714,594
#    Takara Leben Co., Ltd................................   667,100   2,093,417
#    Tateru, Inc..........................................   202,300     572,197
     TOC Co., Ltd.........................................   405,950   3,069,189
#    Tokyo Rakutenchi Co., Ltd............................    21,100     886,375
     Tokyo Theatres Co., Inc..............................    53,999     608,478
     Tosei Corp...........................................   247,400   2,323,135
#    Unizo Holdings Co., Ltd..............................   206,000   3,896,533
#    Urbanet Corp. Co., Ltd...............................   111,300     342,925
                                                                     -----------
TOTAL REAL ESTATE.........................................            64,097,918
                                                                     -----------
UTILITIES -- (1.1%)
     eRex Co., Ltd........................................   256,500   1,463,322
     Hiroshima Gas Co., Ltd...............................   330,700   1,030,608
     Hokkaido Electric Power Co., Inc..................... 1,289,300   8,942,762
     Hokkaido Gas Co., Ltd................................   100,600   1,365,976
*    Hokuriku Electric Power Co...........................   565,000   4,973,111
     Hokuriku Gas Co., Ltd................................    10,100     283,745
     K&O Energy Group, Inc................................   107,400   1,425,338
     Nippon Gas Co., Ltd..................................    52,800   1,942,428
     Okinawa Electric Power Co., Inc. (The)...............   346,221   6,550,208
*    RENOVA, Inc..........................................   197,300   1,933,726
     Saibu Gas Co., Ltd...................................   236,500   5,284,195
     Shizuoka Gas Co., Ltd................................   397,100   3,217,557
     Toell Co., Ltd.......................................    59,400     360,126

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES       VALUE>>
                                                          ---------- --------------
UTILITIES -- (Continued)
#   West Holdings Corp...................................    113,500 $    1,187,489
                                                                     --------------
TOTAL UTILITIES..........................................                39,960,591
                                                                     --------------
TOTAL COMMON STOCKS......................................             3,534,864,043
                                                                     --------------
                                                                         VALUE+
SECURITIES LENDING COLLATERAL -- (3.5%)
@  (S) DFA Short Term Investment Fund.................... 11,136,623    128,861,866
                                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $3,417,322,376)^^..............................            $3,663,725,909
                                                                     ==============

>> Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#  Total or Partial Securities on Loan.
*  Non-Income Producing Securities.
+ See Security Valuation Note within the Notes to Schedules of Investments. @ Security purchased with cash proceeds from Securities on Loan.
(S)Affiliated Fund.
^^ See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series' investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -----------   -------------- ------- --------------
Common Stocks
   Communication Services.....          --   $  110,963,918   --    $  110,963,918
   Consumer Discretionary..... $ 2,584,103      666,912,358   --       669,496,461
   Consumer Staples...........          --      265,321,694   --       265,321,694
   Energy.....................          --       27,968,612   --        27,968,612
   Financials.................          --      303,581,764   --       303,581,764
   Health Care................          --      176,729,810   --       176,729,810
   Industrials................          --    1,039,284,335   --     1,039,284,335
   Information Technology.....          --      474,036,485   --       474,036,485
   Materials..................          --      363,422,455   --       363,422,455
   Real Estate................          --       64,097,918   --        64,097,918
   Utilities..................          --       39,960,591   --        39,960,591
Securities Lending Collateral.          --      128,861,866   --       128,861,866
                               -----------   --------------   --    --------------
TOTAL......................... $2,584,103    $3,661,141,806   --    $3,663,725,909
                               ===========   ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                             SHARES     VALUE>>
                                                           ---------- -----------
COMMON STOCKS -- (92.6%)
AUSTRALIA -- (49.4%)
*    3P Learning, Ltd.....................................     93,233 $    78,097
*    88 Energy, Ltd.......................................    604,262       8,335
#    A2B Australia, Ltd...................................    212,947     317,846
     Accent Group, Ltd....................................  1,934,654   1,839,263
#    Adairs, Ltd..........................................    391,480     525,035
     Adelaide Brighton, Ltd...............................  2,551,686   8,330,587
#    Ainsworth Game Technology, Ltd.......................    384,348     218,382
# *  Alkane Resources, Ltd................................  1,385,657     196,634
     Alliance Aviation Services, Ltd......................     27,285      45,684
     ALS, Ltd.............................................  2,175,740  11,521,265
     Altium, Ltd..........................................    825,787  15,089,944
#    AMA Group, Ltd.......................................  1,621,708   1,145,323
# *  Amaysim Australia, Ltd...............................  1,339,423     903,558
     Ansell, Ltd..........................................    867,321  14,808,844
#    AP Eagers, Ltd.......................................    305,680   1,426,858
     APN Property Group, Ltd..............................     26,661       8,443
     Apollo Tourism & Leisure, Ltd........................    131,394     108,104
#    Appen, Ltd...........................................    590,477   6,910,789
#    ARB Corp., Ltd.......................................    586,518   6,686,885
     Ardent Leisure Group, Ltd............................  3,569,595   3,515,871
#    ARQ Group, Ltd.......................................    982,475   1,277,136
     Asaleo Care, Ltd.....................................    412,058     270,503
     Atlas Arteria, Ltd...................................  1,333,465   6,461,125
#    AUB Group, Ltd.......................................    377,295   3,256,666
# *  Aurelia Metals, Ltd..................................  1,886,033   1,127,368
     Ausdrill, Ltd........................................  3,048,350   2,801,975
     Austal, Ltd..........................................  1,404,926   2,048,370
# *  Australian Agricultural Co., Ltd.....................  3,017,493   2,350,021
     Australian Finance Group, Ltd........................    633,587     597,663
     Australian Pharmaceutical Industries, Ltd............  3,178,637   2,915,877
     Australian Vintage, Ltd..............................  4,317,004   1,521,851
     Auswide Bank, Ltd....................................    102,961     415,859
#    Automotive Holdings Group, Ltd.......................  1,488,555   1,687,585
     Aveo Group...........................................  2,848,956   3,362,365
     AVJennings, Ltd......................................  7,058,528   2,890,661
*    AVZ Minerals, Ltd....................................    254,799       8,568
*    Axsesstoday, Ltd.....................................     20,251      17,941
     Baby Bunting Group, Ltd..............................    318,497     489,591
     Bank of Queensland, Ltd..............................    389,562   2,886,170
#    Bapcor, Ltd..........................................  1,694,969   7,625,676
*    Base Resources, Ltd..................................    215,873      37,723
     Beach Energy, Ltd.................................... 14,326,903  18,846,625
# *  Beadell Resources, Ltd...............................  7,171,491     303,233
#    Bega Cheese, Ltd.....................................  1,467,014   5,429,431
     Bell Financial Group, Ltd............................    122,493      75,347
# *  Bellamy's Australia, Ltd.............................    571,811   3,628,137
     Bingo Industries, Ltd................................    229,851     350,153
#    Blackmores, Ltd......................................     97,753   9,172,611
     Bravura Solutions, Ltd...............................    702,107   2,152,011
     Breville Group, Ltd..................................    830,596   6,644,389
     Brickworks, Ltd......................................    447,606   5,373,157
# *  Bubs Australia, Ltd..................................    114,559      44,279
*    Buru Energy, Ltd.....................................    678,801     116,066
#    BWX, Ltd.............................................    335,452     376,557
     Capitol Health, Ltd..................................  3,187,664     639,102

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
AUSTRALIA -- (Continued)
# *  Cardno, Ltd..........................................  1,127,842 $   767,843
# *  Carnarvon Petroleum, Ltd.............................  5,597,889   1,573,230
     carsales.com, Ltd....................................  1,702,940  15,660,719
# *  Cash Converters International, Ltd...................  3,500,622     624,143
# *  Catapult Group International, Ltd....................    384,667     236,666
     Cedar Woods Properties, Ltd..........................    396,815   1,415,937
     Centuria Capital Group...............................     28,460      27,936
     Citadel Group, Ltd. (The)............................     77,475     478,699
     City Chic Collective, Ltd............................     50,549      36,745
#    Class, Ltd...........................................    376,569     362,486
#    Clean Seas Seafood, Ltd..............................     87,730      66,977
*    Clean TeQ Holdings, Ltd..............................     56,834      17,044
     Cleanaway Waste Management, Ltd...................... 13,728,372  18,070,372
     Clinuvel Pharmaceuticals, Ltd........................     34,474     543,103
     Clover Corp., Ltd....................................    254,940     256,334
     Codan, Ltd...........................................    621,597   1,434,393
#    Collection House, Ltd................................  2,197,114   2,221,727
     Collins Foods, Ltd...................................    809,381   3,705,648
# *  Cooper Energy, Ltd...................................  9,122,018   3,158,798
#    Corporate Travel Management, Ltd.....................    545,523   9,342,956
     Costa Group Holdings, Ltd............................  1,794,779   7,252,776
#    Credit Corp. Group, Ltd..............................    481,484   7,714,467
*    CSG, Ltd.............................................  1,608,459     187,309
     CSR, Ltd.............................................  3,957,955   8,424,749
*    CuDeco, Ltd..........................................    387,893      12,434
#    Data#3, Ltd..........................................    821,486     957,162
*    Decmil Group, Ltd....................................    591,286     307,058
#    Dicker Data, Ltd.....................................    193,123     426,219
#    Domain Holdings Australia, Ltd.......................  1,651,808   2,899,555
#    Domino's Pizza Enterprises, Ltd......................    149,679   4,964,184
*    Donaco International, Ltd............................     28,566       1,349
*    Doray Minerals, Ltd..................................    410,541     110,637
     Downer EDI, Ltd......................................  3,368,342  17,519,847
     DuluxGroup, Ltd......................................  2,924,888  14,585,492
     DWS, Ltd.............................................    514,109     452,580
#    Eclipx Group, Ltd....................................  2,757,791   4,485,340
     Elders, Ltd..........................................    943,586   4,310,068
     Emeco Holdings, Ltd..................................    161,382     266,489
# *  EML Payments, Ltd....................................    356,450     372,154
*    Energy Resources of Australia, Ltd...................    229,368      41,201
# *  Energy World Corp., Ltd..............................     87,518       7,317
#    EQT Holdings, Ltd....................................     93,813   1,678,192
     ERM Power, Ltd.......................................  1,065,441   1,175,974
     Estia Health, Ltd....................................  1,279,378   2,184,340
     Euroz, Ltd...........................................    101,762      84,817
     EVENT Hospitality and Entertainment, Ltd.............    544,188   5,357,694
# *  FAR, Ltd.............................................  8,256,005     348,855
     FBR, Ltd.............................................    188,610      16,452
#    Finbar Group, Ltd....................................    203,868     120,315
     Fleetwood Corp., Ltd.................................    338,355     451,874
     FlexiGroup, Ltd......................................  1,850,936   1,773,819
     Freedom Foods Group, Ltd.............................     31,459     116,245
#    G8 Education, Ltd....................................  2,140,992   4,941,135
# *  Galaxy Resources, Ltd................................  2,797,281   4,094,764
*    Galilee Energy, Ltd..................................    133,757      46,272
#    GBST Holdings, Ltd...................................    178,479     168,978
#    Genworth Mortgage Insurance Australia, Ltd...........  1,921,522   3,107,186
# *  Gold Road Resources, Ltd.............................  2,351,923   1,318,566
     GR Engineering Services, Ltd.........................     55,230      46,631

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- -----------
AUSTRALIA -- (Continued)
     GrainCorp, Ltd., Class A............................. 1,833,496 $12,663,932
     Grange Resources, Ltd................................   449,866      72,358
#    Greencross, Ltd......................................   449,892   1,801,417
     GUD Holdings, Ltd....................................   954,098   7,791,446
#    GWA Group, Ltd....................................... 1,967,239   4,000,433
#    Hansen Technologies, Ltd............................. 1,145,209   2,863,643
     Harvey Norman Holdings, Ltd..........................   672,366   1,651,173
     Healius, Ltd......................................... 3,214,850   6,822,839
     Healthscope, Ltd..................................... 5,420,705   9,312,372
#    Helloworld Travel, Ltd...............................    12,955      54,245
# *  Highfield Resources, Ltd.............................   160,730      74,961
*    Hills, Ltd...........................................   182,260      23,972
*    Horizon Oil, Ltd.....................................   714,889      62,549
#    HT&E, Ltd............................................ 1,761,318   2,102,950
#    HUB24, Ltd...........................................    12,525     118,476
     IDP Education, Ltd...................................   462,414   3,823,176
     Iluka Resources, Ltd.................................   754,723   4,798,230
*    Imdex, Ltd........................................... 2,151,753   1,866,023
#    IMF Bentham, Ltd..................................... 1,788,043   3,975,334
# *  Immutep, Ltd......................................... 1,409,121      29,831
*    ImpediMed, Ltd.......................................    25,423       4,185
#    Independence Group NL................................ 3,452,376  11,044,015
#    Infigen Energy....................................... 4,997,912   1,636,982
     Infomedia, Ltd....................................... 2,687,205   2,450,590
#    Inghams Group, Ltd................................... 1,287,579   4,310,819
#    Integrated Research, Ltd.............................   555,701     989,032
#    InvoCare, Ltd........................................   935,790   8,310,912
#    IOOF Holdings, Ltd................................... 2,254,189   8,268,619
     IPH, Ltd.............................................   882,620   3,518,098
#    IRESS, Ltd........................................... 1,124,731   9,624,760
     iSelect, Ltd.........................................    96,851      53,936
#    iSentia Group, Ltd................................... 1,014,066     188,612
     IVE Group, Ltd.......................................   423,171     677,441
#    Japara Healthcare, Ltd............................... 1,695,466   1,520,866
#    JB Hi-Fi, Ltd........................................   862,756  14,058,033
     Jumbo Interactive, Ltd...............................   208,843   1,215,056
#    Jupiter Mines, Ltd...................................   703,524     125,542
     K&S Corp., Ltd.......................................   197,087     204,515
# *  Karoon Energy, Ltd................................... 1,598,217     984,340
*    Kingsgate Consolidated, Ltd.......................... 1,797,365     202,806
#    Kogan.com, Ltd.......................................   122,471     384,188
     Lifestyle Communities, Ltd...........................    91,391     345,538
#    Link Administration Holdings, Ltd.................... 1,984,225  10,338,771
#    Lovisa Holdings, Ltd.................................   104,858     547,336
# *  Lynas Corp., Ltd..................................... 3,792,747   4,635,918
     MACA, Ltd............................................   613,654     437,831
*    Macmahon Holdings, Ltd............................... 4,688,396     803,449
     Magellan Financial Group, Ltd........................   124,313   2,589,793
*    Mastermyne Group, Ltd................................    17,500      12,111
     MaxiTRANS Industries, Ltd............................   872,413     317,207
*    Mayne Pharma Group, Ltd.............................. 7,947,108   4,667,114
#    McMillan Shakespeare, Ltd............................   459,545   5,136,020
     McPherson's, Ltd.....................................   470,863     447,580
*    Medusa Mining, Ltd...................................   155,314      42,883
# *  Mesoblast, Ltd.......................................   585,984     505,811
# *  Metals X, Ltd........................................ 2,415,165     625,202
#    Metcash, Ltd......................................... 7,151,059  12,904,680
#    Michael Hill International, Ltd...................... 1,490,263     620,934
     Michael Hill International, Ltd......................    94,305      39,136

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
AUSTRALIA -- (Continued)
*    Millennium Minerals, Ltd.............................  1,192,555 $   199,886
*    Mincor Resources NL..................................    907,063     244,341
     Mineral Resources, Ltd...............................  1,194,671  13,815,713
*    MMA Offshore, Ltd....................................  4,729,196     532,599
#    MNF Group, Ltd.......................................    194,514     636,791
     Moelis Australia, Ltd................................     19,541      65,157
#    Monadelphous Group, Ltd..............................    790,609   8,494,957
     Monash IVF Group, Ltd................................    841,142     556,088
#    Money3 Corp., Ltd....................................    764,767     989,142
#    Mortgage Choice, Ltd.................................    793,228     575,419
     Motorcycle Holdings, Ltd.............................     19,615      29,545
     Mount Gibson Iron, Ltd...............................  3,855,739   1,814,057
# *  Myer Holdings, Ltd...................................  2,113,642     577,518
     MYOB Group, Ltd......................................  2,841,173   7,012,463
#    MyState, Ltd.........................................    488,761   1,649,347
     Navigator Global Investments, Ltd....................    948,747   2,091,906
#    Navitas, Ltd.........................................  1,792,167   7,329,728
#    Neometals, Ltd.......................................    626,513      95,911
# *  NetComm Wireless, Ltd................................    180,398      98,538
     New Hope Corp., Ltd..................................    723,876   2,113,481
# *  NEXTDC, Ltd..........................................    464,293   2,323,510
     nib holdings, Ltd....................................  3,369,261  13,114,413
#    Nick Scali, Ltd......................................    340,765   1,265,943
#    Nine Entertainment Co. Holdings, Ltd................. 11,507,092  12,216,352
     Northern Star Resources, Ltd.........................  1,639,404  10,479,025
     NRW Holdings, Ltd....................................  2,168,621   3,031,208
#    Nufarm, Ltd..........................................  1,894,118   8,610,279
#    OFX Group, Ltd.......................................  1,689,584   2,141,765
     OM Holdings, Ltd.....................................    331,181     318,668
*    OneMarket, Ltd.......................................    112,823      52,507
# *  Onevue Holdings, Ltd.................................    857,257     366,061
     oOh!media, Ltd.......................................    993,118   2,591,986
# *  Orocobre, Ltd........................................     23,186      56,712
     Orora, Ltd...........................................  5,674,250  13,075,286
     OZ Minerals, Ltd.....................................  2,477,965  17,656,735
#    Pacific Current Group, Ltd...........................    186,173     766,136
     Pacific Energy, Ltd..................................     33,400      14,353
     Pacific Smiles Group, Ltd............................    256,946     257,131
#    Pact Group Holdings, Ltd.............................  1,127,414   3,111,614
*    Panoramic Resources, Ltd.............................  2,802,164   1,023,531
*    Pantoro, Ltd.........................................    506,265      92,659
     Paragon Care, Ltd....................................    834,834     358,278
     Peet, Ltd............................................    771,699     599,025
#    Pendal Group, Ltd....................................  1,844,162  10,092,688
#    Perpetual, Ltd.......................................    353,370   8,415,977
# *  Perseus Mining, Ltd..................................  6,291,862   1,903,747
     Pioneer Credit, Ltd..................................    166,590     376,119
#    Platinum Asset Management, Ltd.......................  1,648,242   5,422,202
*    PMP, Ltd.............................................  2,421,092     325,487
# *  Praemium, Ltd........................................  1,152,591     551,652
     Premier Investments, Ltd.............................    819,006   8,248,179
*    Prime Media Group, Ltd...............................     62,765      10,754
     Pro Medicus, Ltd.....................................    229,380   2,026,618
     PWR Holdings, Ltd....................................     82,031     203,541
     QMS Media, Ltd.......................................    407,838     231,225
#    Qube Holdings, Ltd...................................  3,869,144   7,580,893
# *  Ramelius Resources, Ltd..............................  3,194,151   1,322,936
#    RCR Tomlinson, Ltd...................................  1,950,768   1,233,672
     Reckon, Ltd..........................................    446,073     224,210

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
AUSTRALIA -- (Continued)
*    Red River Resources, Ltd.............................    180,199 $    19,763
     Reece, Ltd...........................................    980,451   7,089,769
#    Regis Healthcare, Ltd................................  1,336,461   2,903,111
     Regis Resources, Ltd.................................  3,155,263  11,941,018
#    Reject Shop, Ltd. (The)..............................    107,368     216,190
#    Reliance Worldwide Corp., Ltd........................  2,095,776   7,334,601
#    Resolute Mining, Ltd.................................  6,229,731   5,129,613
     Rhipe, Ltd...........................................    114,045     111,955
     Ridley Corp., Ltd....................................  1,825,420   1,855,555
*    RPMGlobal Holdings, Ltd..............................     52,065      20,485
     Ruralco Holdings, Ltd................................    226,385     498,939
     RXP Services, Ltd....................................    364,327     132,481
     Salmat, Ltd..........................................    645,788     267,769
     Sandfire Resources NL................................  1,346,368   6,868,355
*    Saracen Mineral Holdings, Ltd........................  6,775,200  16,631,029
#    SeaLink Travel Group, Ltd............................    182,139     556,065
     Select Harvests, Ltd.................................    632,507   2,771,525
# *  Senex Energy, Ltd.................................... 11,877,261   2,993,971
     Servcorp, Ltd........................................    343,996     734,262
#    Service Stream, Ltd..................................  2,162,901   3,045,085
     Seven Group Holdings, Ltd............................    294,205   3,392,977
*    Seven West Media, Ltd................................  4,798,257   1,886,207
     SG Fleet Group, Ltd..................................    355,767     734,440
*    Sheffield Resources, Ltd.............................    142,244      66,291
     Shriro Holdings, Ltd.................................    105,523      43,283
#    Sigma Healthcare, Ltd................................  3,411,098   1,340,308
*    Silver Lake Resources, Ltd...........................  2,369,915     976,228
#    Sims Metal Management, Ltd...........................  1,382,214  10,464,043
#    SmartGroup Corp., Ltd................................    525,097   4,008,750
     Southern Cross Media Group, Ltd......................  3,599,664   2,753,394
#    Spark Infrastructure Group...........................  9,700,843  17,045,843
#    SpeedCast International, Ltd.........................  1,939,251   4,109,572
#    SRG Global, Ltd......................................    268,763      92,981
     St Barbara, Ltd......................................  3,784,439  13,799,884
     Steadfast Group, Ltd.................................  5,448,903  10,485,098
*    Strike Energy, Ltd...................................  1,969,468     101,886
     Sundance Energy Australia, Ltd.......................  2,937,895   1,029,782
     Sunland Group, Ltd...................................  1,211,896   1,338,179
#    Super Retail Group, Ltd..............................  1,111,568   5,895,812
# *  Superloop, Ltd.......................................    354,006     371,117
# *  Syrah Resources, Ltd.................................  1,463,832   1,669,814
     Tassal Group, Ltd....................................  1,445,473   4,589,149
#    Technology One, Ltd..................................  1,737,454   8,831,715
*    Terracom, Ltd........................................     66,775      28,994
#    Thorn Group, Ltd.....................................    744,756     330,340
*    Tiger Resources, Ltd.................................  9,447,997          14
     Tribune Resources, Ltd...............................      3,093       8,589
*    Troy Resources, Ltd..................................    372,547      28,545
#    Villa World, Ltd.....................................    907,350   1,233,141
# *  Village Roadshow, Ltd................................    968,676   2,152,591
# *  Virgin Australia Holdings, Ltd....................... 11,378,469   1,487,682
     Virtus Health, Ltd...................................    568,564   1,738,986
     Vita Group, Ltd......................................    275,956     233,272
# *  Vocus Group, Ltd.....................................  3,508,309   8,624,982
#    Webjet, Ltd..........................................    897,139   7,831,357
#    Webster, Ltd.........................................     78,767      88,152
     Western Areas, Ltd...................................  1,937,453   3,327,000
# *  Westgold Resources, Ltd..............................  1,747,032   1,295,854
     WPP AUNZ, Ltd........................................  1,664,014     666,648

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- ------------
AUSTRALIA -- (Continued)
     Xenith IP Group, Ltd.................................      9,607 $      9,732
                                                                      ------------
TOTAL AUSTRALIA                                                        897,769,649
                                                                      ------------
CHINA -- (0.0%)
*    GCL New Energy Holdings, Ltd.........................     96,000        3,977
*    Strong Petrochemical Holdings, Ltd...................    946,000       56,645
     Xinghua Port Holdings, Ltd...........................  1,834,750      222,640
                                                                      ------------
TOTAL CHINA...............................................                 283,262
                                                                      ------------
HONG KONG -- (27.0%)
     Aeon Credit Service Asia Co., Ltd....................    752,000      680,890
     Aeon Stores Hong Kong Co., Ltd.......................    248,000      132,804
#    Agritrade Resources, Ltd............................. 27,120,000    5,518,630
     Alco Holdings, Ltd...................................  1,100,000      133,065
     Allied Group, Ltd....................................    661,200    3,910,046
     Allied Properties HK, Ltd............................ 12,731,857    2,892,955
     Alltronics Holdings, Ltd.............................  2,500,600      382,421
#    APAC Resources, Ltd..................................  2,391,009      381,961
# *  Applied Development Holdings, Ltd.................... 14,125,000      801,567
     APT Satellite Holdings, Ltd..........................  3,042,500    1,320,506
     Arts Optical International Hldgs, Ltd................    730,000      175,004
     Asia Financial Holdings, Ltd.........................  2,404,908    1,412,739
*    Asia Investment Finance Group, Ltd................... 15,652,000       82,010
     Asia Pacific Silk Road Investment Co., Ltd...........  1,600,000       14,680
     Asia Satellite Telecommunications Holdings, Ltd......    934,500      650,439
     Asia Standard Hotel Group, Ltd....................... 32,411,654    1,654,859
#    Asia Standard International Group, Ltd............... 13,222,917    2,434,869
     Asiasec Properties, Ltd..............................  1,542,000      595,606
     Associated International Hotels, Ltd.................    952,000    2,732,787
*    Auto Italia Holdings.................................  1,900,000       18,487
     Automated Systems Holdings, Ltd......................    404,400       51,697
*    BeijingWest Industries International, Ltd............  1,277,600      124,047
     Best Food Holding Co., Ltd...........................    996,000      139,253
*    Bison Finance Group, Ltd.............................    788,000      112,764
#    BOE Varitronix, Ltd..................................  3,149,293      814,746
*    Bonjour Holdings, Ltd................................ 14,578,600      406,252
     Bossini International Holdings, Ltd..................  1,147,500       41,798
#    Bright Smart Securities & Commodities Group, Ltd.....  7,004,000    1,554,093
*    Brightoil Petroleum Holdings, Ltd....................  9,102,000    1,739,867
*    Brockman Mining, Ltd................................. 22,810,814      525,316
*    Burwill Holdings, Ltd................................ 36,586,960      636,569
     Cafe de Coral Holdings, Ltd..........................  3,082,000    8,323,021
#    Camsing International Holding, Ltd...................  3,218,000    3,118,262
*    Cash Financial Services Group, Ltd...................  2,370,000       16,649
*    CCT Land Holdings, Ltd............................... 18,640,000       23,754
     Century City International Holdings, Ltd.............  6,871,460      621,822
#    CGN Mining Co., Ltd..................................  4,855,000      192,629
*    Champion Technology Holdings, Ltd....................  3,373,743       80,352
     Chen Hsong Holdings..................................  1,212,000      444,616
     Cheuk Nang Holdings, Ltd.............................    679,350      388,535
     Chevalier International Holdings, Ltd................    820,989    1,182,762
*    China Baoli Technologies Holdings, Ltd...............  1,147,500       46,952
*    China Best Group Holding, Ltd........................  4,250,000      106,141
*    China Chuanglian Education Financial Group, Ltd......  5,416,000       30,539
     China Display Optoelectronics Technology Holdings,
       Ltd................................................  4,928,000      311,826
*    China Energy Development Holdings, Ltd............... 56,266,000      708,069
     China Everbright Greentech Ltd.......................     88,000       69,869
     China Flavors & Fragrances Co., Ltd..................  2,191,028      569,798

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ----------- ----------
HONG KONG -- (Continued)
*    China Fortune Financial Group, Ltd...................     612,000 $    5,630
#    China Goldjoy Group, Ltd.............................  18,756,000    901,205
*    China LNG Group, Ltd.................................   4,358,001    623,405
*    China Ludao Technology Co., Ltd......................     580,000     89,448
# *  China Medical & HealthCare Group, Ltd................  43,506,800  1,057,760
     China Motor Bus Co., Ltd.............................      60,600    755,738
     China New Higher Education Group Ltd.................     160,000     79,794
# *  China Shandong Hi-Speed Financial Group, Ltd.........   9,144,000    296,230
*    China Soft Power Technology Holdings, Ltd............  29,128,402    126,552
*    China Solar Energy Holdings, Ltd.....................   1,669,500      7,180
     China Star Entertainment, Ltd........................   9,340,000    716,593
# *  China Strategic Holdings, Ltd........................  79,596,250    640,612
*    China Ting Group Holdings, Ltd.......................   2,565,151    114,431
*    China Tonghai International Financial, Ltd...........   1,300,000    112,634
     Chinese Estates Holdings, Ltd........................   3,152,000  3,633,386
*    Chinlink International Holdings, Ltd.................     909,800     96,533
     Chinney Investments, Ltd.............................   1,180,000    393,695
     Chong Hing Bank, Ltd.................................     196,000    341,738
     Chow Sang Sang Holdings International, Ltd...........   2,454,000  3,612,361
     CHTC Fong's International Co., Ltd...................      42,000      5,166
     Chuang's China Investments, Ltd......................   8,571,407    542,035
     Chuang's Consortium International, Ltd...............   7,399,043  1,567,472
     CITIC Telecom International Holdings, Ltd............  13,427,125  4,893,239
#    CK Life Sciences Intl Holdings, Inc..................  23,450,000  1,258,948
*    CMMB Vision Holdings, Ltd............................   9,204,000    107,053
     CNQC International Holdings, Ltd.....................   4,480,000    984,028
     CNT Group, Ltd.......................................   8,303,264    317,825
# *  Common Splendor International Health Industry Group,
       Ltd................................................  14,974,000  1,105,706
     Continental Holdings, Ltd............................     450,000      6,146
#    Convenience Retail Asia, Ltd.........................     142,000     64,010
# *  Convoy Global Holdings, Ltd..........................  38,622,000    154,052
# *  Cosmopolitan International Holdings, Ltd.............   4,076,000    865,294
#    Cowell e Holdings, Inc...............................   5,499,000    768,293
*    CP Lotus Corp........................................  11,880,000    119,988
     Crocodile Garments...................................   2,196,000    224,438
     Cross-Harbour Holdings, Ltd. (The)...................   1,526,645  2,157,414
     CSI Properties, Ltd..................................  47,586,383  2,251,399
*    CST Group, Ltd....................................... 140,296,000    447,537
     CW Group Holdings, Ltd...............................   1,361,500     30,068
     Dah Sing Banking Group, Ltd..........................   4,073,916  7,970,952
     Dah Sing Financial Holdings, Ltd.....................   1,718,944  9,527,671
     Dickson Concepts International, Ltd..................   1,466,000    710,102
*    Digital Domain Holdings, Ltd.........................  33,130,000    415,103
# *  Dingyi Group Investment, Ltd.........................   1,390,000     92,515
*    DTXS Silk Road Investment Holdings Co., Ltd..........      42,000     20,331
     Dynamic Holdings, Ltd................................      70,000     70,276
     Eagle Nice International Holdings, Ltd...............   2,192,000    831,182
     EcoGreen International Group, Ltd....................   1,994,640    394,145
*    eForce Holdings, Ltd.................................   8,360,000    121,542
     Emperor Capital Group, Ltd...........................  32,445,000  1,535,375
     Emperor Entertainment Hotel, Ltd.....................   5,040,000  1,083,637
#    Emperor International Holdings, Ltd..................  10,008,753  2,690,142
     Emperor Watch & Jewellery, Ltd.......................  35,320,000  1,030,634
#    Enerchina Holdings, Ltd..............................  15,482,400    989,328
*    Energy International Investments Holdings, Ltd.......     680,000     17,323
*    ENM Holdings, Ltd....................................  16,656,000  1,812,623
# *  Esprit Holdings, Ltd.................................  18,057,850  3,755,248
*    Eternity Investment, Ltd.............................     820,000     21,347
     Fairwood Holdings, Ltd...............................     881,600  3,019,840

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                             SHARES      VALUE>>
                                                           ----------- -----------
HONG KONG -- (Continued)
     Far East Consortium International, Ltd...............  10,737,463 $ 4,794,746
*    Far East Holdings International, Ltd.................   1,911,000      90,244
# *  FIH Mobile, Ltd......................................  28,627,000   3,112,590
     First Pacific Co., Ltd...............................  14,050,000   6,093,734
*    First Shanghai Investments, Ltd......................   7,496,000     432,943
     Fountain SET Holdings, Ltd...........................   6,628,000   1,038,103
     Four Seas Mercantile Holdings, Ltd...................     610,000     304,995
     Freeman Fintech Corp, Ltd............................  18,564,000     939,729
     Future Bright Holdings, Ltd..........................   3,288,000     295,373
     Get Nice Financial Group, Ltd........................   2,090,600     250,888
     Get Nice Holdings, Ltd...............................  56,380,000   2,087,328
     Giordano International, Ltd..........................  13,824,000   6,958,689
# *  Global Brands Group Holding, Ltd.....................  75,536,000   3,814,057
     Glorious Sun Enterprises, Ltd........................   4,328,000     485,109
     Gold Peak Industries Holdings, Ltd...................   3,029,642     309,126
     Golden Resources Development International, Ltd......   3,150,500     220,756
# *  Gold-Finance Holdings, Ltd...........................   9,580,000     403,010
# *  Good Resources Holdings, Ltd.........................   9,720,000     223,735
     Goodbaby International Holdings, Ltd.................   6,505,000   2,015,096
*    GR Properties, Ltd...................................   2,204,000     219,560
     Great Eagle Holdings, Ltd............................     728,248   3,374,530
*    Great Harvest Maeta Group Holdings, Ltd..............     130,000      31,011
*    Greenheart Group, Ltd................................   1,069,400     115,925
*    Greentech Technology International, Ltd..............   6,240,000      61,549
*    G-Resources Group, Ltd............................... 246,174,600   1,887,700
     Guangnan Holdings, Ltd...............................   2,363,600     280,202
#    Guotai Junan International Holdings, Ltd.............  36,937,797   6,489,640
#    Haitong International Securities Group, Ltd..........  21,469,400   7,549,889
     Hanison Construction Holdings, Ltd...................   2,405,649     441,804
*    Hao Tian Development Group, Ltd......................  19,412,400     520,731
     Harbour Centre Development, Ltd......................     935,500   1,811,918
     High Fashion International, Ltd......................      78,000      17,296
     HKBN, Ltd............................................   6,646,500  10,275,321
*    HKBridge Financial Holdings, Ltd.....................     103,000       9,379
     HKR International, Ltd...............................   7,166,969   3,497,895
     Hoifu Energy Group, Ltd..............................   2,458,000     275,647
     Hon Kwok Land Investment Co., Ltd....................     388,800     187,946
     Hong Kong Ferry Holdings Co., Ltd....................     866,300     928,127
*    Hong Kong Finance Investment Holding Group, Ltd......   4,750,000     532,521
#    Hong Kong International Construction Investment
       Management Group Co., Ltd..........................   2,892,000     881,414
     Hong Kong Shanghai Alliance Holdings, Ltd............   1,248,002     106,676
# *  Hong Kong Television Network, Ltd....................   4,875,751   1,720,232
     Hongkong & Shanghai Hotels, Ltd. (The)...............   3,653,345   5,169,778
     Hongkong Chinese, Ltd................................   5,038,000     747,312
#    Honma Golf, Ltd......................................     973,500     991,935
     Hop Hing Group Holdings, Ltd.........................  13,596,000     283,267
     Hopewell Holdings, Ltd...............................   3,604,500  16,620,953
# *  Hsin Chong Group Holdings, Ltd.......................  10,323,403      86,301
#    Huarong International Financial Holdings, Ltd........     732,000      48,484
     Hung Hing Printing Group, Ltd........................   3,040,000     462,802
     Hutchison Telecommunications Hong Kong Holdings, Ltd.  14,810,000   5,868,064
# *  I-CABLE Communications, Ltd..........................   4,080,000      53,305
     IGG, Inc.............................................  12,433,000  18,911,696
*    Imagi International Holdings, Ltd....................   2,590,300     613,923
     International Housewares Retail Co., Ltd.............   1,459,000     368,430
     IPE Group, Ltd.......................................   3,345,000     462,178
*    IRC, Ltd.............................................  16,960,266     253,174
     IT, Ltd..............................................   5,200,532   2,814,665

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
HONG KONG -- (Continued)
#    ITC Properties Group, Ltd............................  6,524,100 $ 1,747,317
#    Jacobson Pharma Corp., Ltd...........................  2,098,000     422,921
     Johnson Electric Holdings, Ltd.......................  2,746,492   6,257,806
     Kader Holdings Co., Ltd..............................    788,000      93,974
     Kam Hing International Holdings, Ltd.................  1,830,000     164,594
     Karrie International Holdings, Ltd...................  2,278,000     302,881
#    Keck Seng Investments................................    912,600     538,745
     Kerry Logistics Network, Ltd.........................  3,322,500   5,210,632
     Kin Yat Holdings, Ltd................................    242,000      40,669
     Kingmaker Footwear Holdings, Ltd.....................  2,248,955     480,558
     Kowloon Development Co., Ltd.........................  2,995,000   3,406,796
*    Kwan On Holdings, Ltd................................  2,340,000     149,022
     Kwoon Chung Bus Holdings, Ltd........................     44,000      24,391
     Lai Sun Development Co., Ltd.........................  2,025,910   3,382,040
     Lai Sun Garment International, Ltd...................    673,055   1,037,126
     Lam Soon Hong Kong, Ltd..............................    302,310     557,164
*    Landing International Development, Ltd...............  2,674,000     884,385
     Landsea Green Group Co., Ltd.........................  2,788,000     352,445
     Langham Hospitality Investments and Langham
       Hospitality Investments, Ltd.......................  1,202,000     484,556
# *  LEAP Holdings Group, Ltd.............................  5,160,000     117,846
     Li & Fung, Ltd.......................................  4,354,000     740,012
     Lifestyle International Holdings, Ltd................  2,950,500   4,454,699
     Lippo China Resources, Ltd........................... 20,922,000     479,837
     Lippo, Ltd...........................................  1,161,700     407,817
     Liu Chong Hing Investment, Ltd.......................  1,387,200   2,136,316
     L'Occitane International SA..........................  2,051,000   3,673,796
*    LT Commercial Real Estate, Ltd.......................     40,000      36,287
#    Luk Fook Holdings International, Ltd.................  3,952,000  11,487,896
     Luks Group Vietnam Holdings Co., Ltd.................    514,913     124,929
     Lung Kee Bermuda Holdings............................  1,577,875     684,867
#    Macau Legend Development, Ltd........................ 18,092,000   3,147,178
     Magnificent Hotel Investment, Ltd.................... 13,170,000     295,657
*    Magnus Concordia Group, Ltd..........................  8,740,000     255,121
#    Man Wah Holdings, Ltd................................ 17,532,800   8,270,323
# *  Mason Group Holdings, Ltd............................ 90,053,399   1,314,718
*    Master Glory Group, Ltd..............................    394,860         906
*    Master Glory Group, Ltd.............................. 31,518,522      80,130
     Matrix Holdings, Ltd.................................  1,067,414     467,607
*    Maxnerva Technology Services, Ltd....................    982,000     104,536
     Mega Expo Holdings, Ltd..............................    535,000     275,465
*    Mei Ah Entertainment Group, Ltd......................  1,080,000      37,217
*    Meilleure Health International Industry Group, Ltd...  2,190,000     109,901
     Melbourne Enterprises, Ltd...........................     39,500     991,611
     Melco International Development, Ltd.................    138,000     323,827
#    Microport Scientific Corp............................  4,019,000   3,866,418
     Midland Holdings, Ltd................................  5,254,000   1,149,888
*    Midland IC&I, Ltd....................................     36,667         983
     Ming Fai International Holdings, Ltd.................  2,148,000     287,462
#    Miramar Hotel & Investment...........................  1,081,000   2,205,443
     Modern Dental Group, Ltd.............................  2,546,000     439,080
# *  Mongolian Mining Corp................................ 21,104,000     360,937
     Morris Holdings, Ltd.................................    132,000      11,958
     NagaCorp., Ltd.......................................  7,170,000   8,845,268
     Nameson Holdings, Ltd................................  8,036,000     675,172
#    Nanfang Communication Holdings, Ltd..................    800,000     540,808
     Nanyang Holdings, Ltd................................    133,500     982,167
     National Electronics Hldgs...........................  2,668,600     370,870
*    National United Resources Holdings, Ltd.............. 18,280,000      61,965

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                             SHARES    VALUE>>
                                                           ---------- ----------
HONG KONG -- (Continued)
*    Neo-Neon Holdings, Ltd...............................  2,625,500 $  241,012
*    New Century Group Hong Kong, Ltd..................... 13,351,464    224,624
*    NEW Concepts Holdings, Ltd...........................  1,012,000    168,788
*    New Sports Group, Ltd................................  3,081,000    180,677
*    New Times Energy Corp., Ltd.......................... 10,056,600    129,520
# *  NewOcean Energy Holdings, Ltd........................ 10,640,000  3,433,934
*    Newtree Group Holdings, Ltd..........................  9,054,000    589,643
*    Nimble Holdings Co., Ltd.............................  1,002,000     88,288
*    OCI International Holdings, Ltd......................     56,000      9,382
     On Time Logistics Holdings, Ltd......................    104,000     37,374
#    OP Financial, Ltd....................................  8,140,000  2,389,024
*    Orange Sky Golden Harvest Entertainment Holdings, Ltd 10,874,706    409,852
     Oriental Watch Holdings..............................  3,322,800    852,807
*    Pacific Andes International Holdings, Ltd............ 19,435,067     67,862
     Pacific Basin Shipping, Ltd.......................... 34,751,000  6,900,442
     Pacific Textiles Holdings, Ltd.......................  8,250,000  7,195,281
     Pak Fah Yeow International, Ltd......................      5,000      1,890
     Paliburg Holdings, Ltd...............................  3,180,830  1,262,254
*    Paradise Entertainment, Ltd..........................  3,652,000    409,684
     PC Partner Group, Ltd................................  2,502,000    998,887
     Pegasus International Holdings, Ltd..................    172,000     22,332
     Perfect Shape Medical, Ltd...........................  3,956,000  1,025,531
#    Pico Far East Holdings, Ltd..........................  5,886,000  2,190,708
     Playmates Holdings, Ltd..............................  7,082,000    930,437
     Playmates Toys, Ltd..................................  6,328,000    613,404
     Plover Bay Technologies, Ltd.........................  2,192,000    317,050
#    Pokfulam Development Co..............................    234,000    525,537
     Polytec Asset Holdings, Ltd.......................... 13,298,026  1,429,484
*    PT International Development Co., Ltd................  3,553,150    190,731
     Public Financial Holdings, Ltd.......................  3,166,000  1,309,108
*    PYI Corp., Ltd....................................... 30,759,973    493,624
*    Rare Earth Magnesium Technology Group Holdings, Ltd..  6,850,000    259,198
*    Realord Group Holdings, Ltd..........................  3,514,000  2,248,030
     Regal Hotels International Holdings, Ltd.............  2,977,800  1,911,407
*    Regent Pacific Group, Ltd............................ 10,370,000    419,137
#    Regina Miracle International Holdings, Ltd...........  2,217,000  1,826,613
#    Sa Sa International Holdings, Ltd.................... 15,311,522  5,840,226
     Safety Godown Co., Ltd...............................    400,000    735,710
     SAS Dragon Holdings, Ltd.............................  2,182,000    669,099
#    SEA Holdings, Ltd....................................  1,669,523  2,135,798
#    Shenwan Hongyuan HK, Ltd.............................  4,291,250    961,800
     Shun Ho Property Investments, Ltd....................  1,254,757    454,911
     Shun Tak Holdings, Ltd............................... 14,673,419  5,839,819
# *  Shunten International Holdings, Ltd.................. 12,124,000    617,246
*    Silver Base Group Holdings, Ltd......................  6,728,515    380,333
*    Sincere Watch Hong Kong, Ltd.........................  4,450,000     41,364
     Sing Tao News Corp., Ltd.............................  1,974,000    224,247
     Singamas Container Holdings, Ltd..................... 12,548,000  1,705,323
     SIS International Holdings...........................     34,000     17,892
     SITC International Holdings Co., Ltd.................  4,366,000  4,008,663
#    Sitoy Group Holdings, Ltd............................  2,487,000    665,476
*    Sky Light Holdings, Ltd..............................    221,000     11,974
     SmarTone Telecommunications Holdings, Ltd............  4,338,481  5,150,824
*    SOCAM Development, Ltd...............................  1,514,170    394,882
# *  Solartech International Holdings, Ltd................ 19,120,000    161,081
*    Solomon Systech International, Ltd................... 11,998,000    301,865
     Soundwill Holdings, Ltd..............................    645,500    925,840
     Sounth China Financial Holding, Ltd..................    437,000     32,282
*    South China Holdings Co., Ltd........................ 17,774,502    416,460

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
HONG KONG -- (Continued)
*    South Shore Holdings, Ltd............................    156,750 $     7,344
     Stella International Holdings, Ltd...................  2,268,000   2,834,388
     Stelux Holdings International, Ltd...................  1,337,400      39,771
*    Success Universe Group, Ltd..........................  6,716,000     213,682
# *  Summit Ascent Holdings, Ltd..........................  8,864,000   1,087,833
     Sun Hing Vision Group Holdings, Ltd..................    358,000     127,356
     Sun Hung Kai & Co., Ltd..............................  5,357,429   2,537,137
#    SUNeVision Holdings, Ltd.............................  1,115,000     713,037
*    Synergy Group Holdings International, Ltd............    652,000      93,611
     TAI Cheung Holdings, Ltd.............................  2,170,000   2,251,355
     Tai Sang Land Development, Ltd.......................    781,910     505,570
#    Tai United Holdings, Ltd.............................    670,000      24,461
*    Talent Property Group, Ltd........................... 14,355,000     107,842
#    Tan Chong International, Ltd.........................  1,176,000     352,286
#    Tao Heung Holdings, Ltd..............................  1,468,000     251,001
     Television Broadcasts, Ltd...........................  2,851,600   5,331,071
*    Termbray Industries International Holdings, Ltd......  2,158,900     106,371
     Tern Properties Co., Ltd.............................     51,200      29,026
#    Texwinca Holdings, Ltd...............................  7,156,000   2,736,583
*    TFG International Group, Ltd.........................  1,376,000      50,325
*    Theme International Holdings, Ltd....................  3,620,000      62,824
     Tian Teck Land, Ltd..................................  1,024,000   1,139,122
     TK Group Holdings, Ltd...............................  1,208,000     635,590
# *  TOM Group, Ltd.......................................  1,146,000     277,970
# *  Town Health International Medical Group, Ltd.........  6,692,000     588,428
     Tradelink Electronic Commerce, Ltd...................  5,738,000     887,089
     Transport International Holdings, Ltd................  1,455,464   4,193,196
*    Trinity, Ltd.........................................  8,046,000     350,316
*    TSC Group Holdings, Ltd..............................  3,163,000     188,218
     Tsui Wah Holdings, Ltd...............................  4,630,000     509,303
     Union Medical Healthcare, Ltd........................  1,813,097   1,210,978
#    United Laboratories International Holdings, Ltd.
       (The)..............................................  7,770,000   4,425,592
*    Universal Technologies Holdings, Ltd.................  7,410,000     331,541
*    Up Energy Development Group, Ltd.....................  3,929,000      12,117
*    Value Convergence Holdings, Ltd......................  8,372,000     501,296
     Value Partners Group, Ltd............................  8,223,000   6,111,038
     Vanke Property Overseas, Ltd.........................     49,000      29,450
     Vantage International Holdings, Ltd..................  3,160,000     311,651
     Vedan International Holdings, Ltd....................  3,576,000     349,195
     Victory City International Holdings, Ltd............. 37,535,660     507,078
     Vitasoy International Holdings, Ltd..................  3,595,000  14,625,174
#    VPower Group International Holdings, Ltd.............  1,330,000     511,699
#    VSTECS Holdings, Ltd.................................  7,381,600   3,548,445
     VTech Holdings, Ltd..................................  1,316,500  12,575,373
     Wai Kee Holdings, Ltd................................  7,558,738   4,131,829
*    Wan Kei Group Holdings, Ltd..........................    655,000      57,551
     Wang On Group, Ltd................................... 36,500,000     456,913
# *  We Solutions, Ltd....................................  8,436,000     488,829
     Win Hanverky Holdings, Ltd...........................  3,074,000     367,422
     Winfull Group Holdings, Ltd..........................  9,512,000     131,416
     Wing On Co. International, Ltd.......................    759,000   2,522,956
     Wing Tai Properties, Ltd.............................  2,165,331   1,661,952
*    Wonderful Sky Financial Group Holdings, Ltd..........  1,386,000     191,593
     Wong's International Holdings, Ltd...................    232,641      93,424
     Yangtzekiang Garment, Ltd............................    430,500     184,582
*    Yat Sing Holdings, Ltd...............................  1,385,000      28,510
     YGM Trading, Ltd.....................................    447,000     419,852
     YT Realty Group, Ltd.................................  3,430,008   1,032,119
     YTO Express Holdings, Ltd............................     40,000      14,438

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- ------------
HONG KONG -- (Continued)
     Yugang International, Ltd............................ 91,398,000 $  2,147,853
# *  Yunfeng Financial Group, Ltd.........................    280,000      164,628
                                                                      ------------
TOTAL HONG KONG...........................................             490,466,317
                                                                      ------------
NEW ZEALAND -- (6.3%)
     Abano Healthcare Group, Ltd..........................     49,184      221,583
     Air New Zealand, Ltd.................................    472,090      918,066
#    Arvida Group, Ltd....................................    513,989      466,260
*    CBL Corp., Ltd.......................................     47,180       19,384
#    Chorus, Ltd..........................................  2,918,400    9,908,390
     Colonial Motor Co., Ltd. (The).......................    144,588      795,278
#    Comvita, Ltd.........................................     25,647       81,108
     EBOS Group, Ltd......................................    443,213    6,644,953
     Evolve Education Group, Ltd..........................     36,611        6,596
     Freightways, Ltd.....................................    983,165    5,155,095
     Genesis Energy, Ltd..................................  2,209,066    4,069,791
#    Gentrack Group, Ltd..................................     71,302      257,920
     Hallenstein Glasson Holdings, Ltd....................    294,639      814,683
     Heartland Group Holdings, Ltd........................  1,432,961    1,366,839
     Infratil, Ltd........................................  4,020,366   10,486,392
     Investore Property, Ltd..............................    174,811      186,381
#    Kathmandu Holdings, Ltd..............................    858,047    1,417,952
     Mainfreight, Ltd.....................................    492,070   10,721,458
     Methven, Ltd.........................................     96,877      105,138
     Metlifecare, Ltd.....................................    947,577    3,391,927
#    Metro Performance Glass, Ltd.........................     76,447       25,874
#    Millennium & Copthorne Hotels New Zealand, Ltd.......    395,725      803,571
     NEW Zealand King Salmon Investments, Ltd.............     13,526       19,861
     New Zealand Refining Co., Ltd. (The).................    732,181    1,180,667
     NZME, Ltd............................................     16,366        5,784
     NZME, Ltd............................................    945,851      319,931
#    NZX, Ltd.............................................  1,071,455      741,365
     Oceania Healthcare, Ltd..............................    422,083      303,921
*    Pacific Edge, Ltd....................................    442,720      102,620
     PGG Wrightson, Ltd...................................  1,130,027      377,998
     Port of Tauranga, Ltd................................    883,232    3,148,491
*    Pushpay Holdings, Ltd................................    567,307    1,386,972
#    Restaurant Brands New Zealand, Ltd...................    827,416    4,894,080
*    Rubicon, Ltd.........................................  1,442,620      219,620
     Sanford, Ltd.........................................    391,649    1,814,903
     Scales Corp., Ltd....................................    306,895      934,464
     Scott Technology, Ltd................................     45,734       88,698
*    Serko, Ltd...........................................     24,873       55,890
#    Skellerup Holdings, Ltd..............................    731,625    1,023,694
     SKY Network Television, Ltd..........................    283,880      371,141
     SKYCITY Entertainment Group, Ltd.....................  4,719,639   12,543,403
#    Steel & Tube Holdings, Ltd...........................    406,585      323,243
     Summerset Group Holdings, Ltd........................  1,294,774    5,476,646
*    Synlait Milk, Ltd....................................    314,964    2,014,448
     Tourism Holdings, Ltd................................    554,130    1,871,526
*    TOWER, Ltd...........................................  2,065,565    1,042,519
#    Trade Me Group, Ltd..................................  2,239,106    9,823,150
     Trustpower, Ltd......................................    235,886    1,017,789
#    Turners Automotive Group, Ltd........................     17,908       28,868
     Vector, Ltd..........................................  1,110,187    2,635,784
#    Vista Group International, Ltd.......................    175,896      485,455
#    Warehouse Group, Ltd. (The)..........................    303,126      429,546

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- ------------
NEW ZEALAND -- (Continued)
#    Z Energy, Ltd........................................    460,483 $  1,912,034
                                                                      ------------
TOTAL NEW ZEALAND.........................................             114,459,150
                                                                      ------------
SINGAPORE -- (9.9%)
*    Abterra, Ltd.........................................    230,320        2,498
     Accordia Golf Trust..................................  4,218,800    1,725,810
     AEM Holdings, Ltd....................................  1,805,200    1,317,249
     Amara Holdings, Ltd..................................    974,800      318,780
#    Ascendas India Trust.................................  3,625,700    2,911,023
*    ASL Marine Holdings, Ltd.............................    148,950        6,510
     Avarga, Ltd..........................................  3,076,900      467,795
*    Baker Technology, Ltd................................    289,580       92,559
#    Banyan Tree Holdings, Ltd............................  1,193,800      523,788
#    Best World International, Ltd........................  2,911,550    5,787,079
#    Bonvests Holdings, Ltd...............................    950,000      904,107
     Boustead Projects, Ltd...............................    497,612      334,079
     Boustead Singapore, Ltd..............................  1,898,536    1,114,059
     BreadTalk Group, Ltd.................................  2,058,300    1,345,488
#    Bukit Sembawang Estates, Ltd.........................  1,192,003    4,981,584
*    Bund Center Investment, Ltd..........................    659,825      277,181
#    Centurion Corp., Ltd.................................  1,404,600      423,598
#    China Aviation Oil Singapore Corp., Ltd..............  2,658,299    2,298,736
     China Sunsine Chemical Holdings, Ltd.................  1,897,200    1,841,217
#    Chip Eng Seng Corp., Ltd.............................  3,974,600    2,079,535
     Chuan Hup Holdings, Ltd..............................  3,800,000      918,662
#    CITIC Envirotech, Ltd................................  1,870,400      603,936
     Civmec, Ltd..........................................    162,700       48,338
# *  COSCO Shipping International Singapore Co., Ltd......  8,001,500    2,181,755
# *  Creative Technology, Ltd.............................    452,700    1,841,546
#    CSE Global, Ltd......................................  4,172,800    1,336,942
*    Del Monte Pacific, Ltd...............................  2,449,764      250,137
     Delfi, Ltd...........................................    788,500      855,663
     Delong Holdings, Ltd.................................    148,300      646,549
     Duty Free International, Ltd.........................    720,700      110,136
*    Dyna-Mac Holdings, Ltd...............................  2,007,300      159,121
     Elec & Eltek International Co., Ltd..................    163,500      234,098
     EnGro Corp., Ltd.....................................    238,500      152,146
# *  Ezion Holdings, Ltd.................................. 44,905,878    1,815,683
# *  Ezra Holdings, Ltd................................... 12,922,168       98,131
     Far East Orchard, Ltd................................  1,168,203    1,094,173
#    First Resources, Ltd.................................  5,081,700    6,460,120
     First Sponsor Group, Ltd.............................    484,728      465,722
     Food Empire Holdings, Ltd............................  1,418,200      574,445
#    Fragrance Group, Ltd.................................  6,077,000      625,531
#    Frencken Group, Ltd..................................  1,066,300      329,945
     Fu Yu Corp., Ltd.....................................  2,653,800      404,313
*    Gallant Venture, Ltd.................................  4,992,500      483,440
#    Geo Energy Resources, Ltd............................  3,932,300      583,080
     GK Goh Holdings, Ltd.................................  1,484,065      975,718
     GL, Ltd..............................................  3,431,500    1,849,250
     Golden Agri-Resources, Ltd........................... 29,746,600    5,613,538
#    Golden Energy & Resources, Ltd.......................    603,700      109,940
     GP Industries, Ltd...................................  2,567,609    1,135,554
#    GuocoLand, Ltd.......................................  1,679,514    2,286,562
#    Halcyon Agri Corp., Ltd..............................  1,718,048      613,186
#    Hanwell Holdings, Ltd................................  1,888,219      310,121
#    Haw Par Corp., Ltd...................................    232,800    2,144,203
#    Health Management International, Ltd.................  1,776,430      721,275
#    Hiap Hoe, Ltd........................................    498,000      320,399

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                             SHARES    VALUE>>
                                                           ---------- ----------
SINGAPORE -- (Continued)
#    Hi-P International, Ltd..............................  1,239,900 $  858,026
     Ho Bee Land, Ltd.....................................  1,630,100  3,040,695
     Hong Fok Corp., Ltd..................................  3,531,394  1,854,186
*    Hong Leong Asia, Ltd.................................  1,866,400    811,759
#    Hong Leong Finance, Ltd..............................    623,600  1,214,594
     Hotel Grand Central, Ltd.............................  1,626,983  1,620,853
     Hour Glass, Ltd. (The)...............................  1,814,832    843,348
#    Hutchison Port Holdings Trust........................ 14,523,700  3,642,907
     Hwa Hong Corp., Ltd..................................  2,123,500    433,912
# *  Hyflux, Ltd..........................................  3,707,700    101,963
     iFAST Corp., Ltd.....................................    910,700    766,026
#    Indofood Agri Resources, Ltd.........................  3,609,300    590,036
     Isetan Singapore, Ltd................................    119,000    264,749
#    Japfa, Ltd...........................................  4,050,200  2,507,866
#    k1 Ventures, Ltd.....................................  1,005,220      4,630
#    Keppel Infrastructure Trust.......................... 13,646,732  5,171,404
#    Keppel Telecommunications & Transportation, Ltd......  1,369,300  1,913,724
     Koh Brothers Group, Ltd..............................  1,432,000    260,955
#    KSH Holdings, Ltd....................................  1,278,300    494,793
#    Lian Beng Group, Ltd.................................  2,710,300    988,291
     Low Keng Huat Singapore, Ltd.........................    912,900    390,627
     Lum Chang Holdings, Ltd..............................  1,094,030    292,765
     M1, Ltd..............................................  3,171,100  4,832,196
     Mandarin Oriental International, Ltd.................  1,293,600  2,499,314
*    Marco Polo Marine, Ltd...............................  3,322,500     52,027
#    Memtech International, Ltd...........................    214,100    137,268
     Metro Holdings, Ltd..................................  2,884,792  2,124,593
     Mewah International, Inc.............................     89,000     16,213
# *  Midas Holdings, Ltd..................................  9,643,353    257,882
# *  mm2 Asia, Ltd........................................  2,769,500    669,833
     Nera Telecommunications, Ltd.........................  1,143,400    229,670
     New Toyo International Holdings, Ltd.................  1,362,800    227,428
#    NSL, Ltd.............................................    409,900    351,788
#    OUE, Ltd.............................................  2,172,800  2,473,601
#    Oxley Holdings, Ltd..................................  7,144,675  1,594,464
*    Pacc Offshore Services Holdings, Ltd.................  1,132,900    157,653
     Pan-United Corp., Ltd................................  2,435,750    457,354
#    Penguin International, Ltd...........................    446,032     99,481
     Perennial Real Estate Holdings, Ltd..................    167,100     80,069
#    Q&M Dental Group Singapore, Ltd......................  2,206,500    820,470
#    QAF, Ltd.............................................  1,519,880    791,635
# *  Raffles Education Corp., Ltd.........................  5,429,723    441,339
     Raffles Medical Group, Ltd...........................  7,251,456  5,990,838
#    RHT Health Trust.....................................  3,131,500     69,862
     Riverstone Holdings, Ltd.............................  1,289,400  1,072,344
#    Roxy-Pacific Holdings, Ltd...........................    505,740    152,395
     RSP Holdings Pte, Ltd................................  4,294,500      6,380
     SBS Transit, Ltd.....................................    926,200  1,995,596
#    Sembcorp Marine, Ltd.................................  1,444,600  1,724,114
#    Sheng Siong Group, Ltd...............................  5,350,000  4,415,447
     SHS Holdings, Ltd....................................  2,304,100    333,377
     SIA Engineering Co., Ltd.............................  1,155,600  2,129,762
#    SIIC Environment Holdings, Ltd.......................  4,929,320  1,174,575
#    Sinarmas Land, Ltd...................................  6,897,100  1,284,238
#    Sing Holdings, Ltd...................................  1,623,100    458,566
#    Sing Investments & Finance, Ltd......................    324,075    370,530
#    Singapore Post, Ltd.................................. 11,080,000  8,122,911
     Singapore Press Holdings, Ltd........................  1,231,800  2,301,022
     Singapore Reinsurance Corp., Ltd.....................  1,514,530    320,418

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                             SHARES       VALUE>>
                                                           ---------- --------------
SINGAPORE -- (Continued)
     Singapore Shipping Corp., Ltd........................  1,640,700 $      353,361
     Singapura Finance, Ltd...............................    274,124        186,508
# *  Sino Grandness Food Industry Group, Ltd..............  4,412,635        213,745
     Stamford Land Corp., Ltd.............................  3,297,700      1,200,711
     StarHub, Ltd.........................................  5,764,100      7,638,571
     Straco Corp., Ltd....................................    130,000         70,466
#    Sunningdale Tech, Ltd................................  1,184,660      1,322,278
*    SunVic Chemical Holdings, Ltd........................    526,945          8,612
# *  Swiber Holdings, Ltd.................................  2,895,250         43,874
# *  Thomson Medical Group, Ltd...........................  4,294,500        249,612
     Tuan Sing Holdings, Ltd..............................  5,018,266      1,474,730
#    UMS Holdings, Ltd....................................  4,383,875      2,095,949
#    United Engineers, Ltd................................  3,318,328      6,291,522
     United Industrial Corp., Ltd.........................    123,169        273,473
#    United Overseas Insurance, Ltd.......................    181,850        972,774
     UOB-Kay Hian Holdings, Ltd...........................  2,086,021      1,922,888
#    Valuetronics Holdings, Ltd...........................  3,369,750      1,771,492
*    Vibrant Group, Ltd...................................  2,058,620        220,328
     Vicom, Ltd...........................................    119,500        540,621
     Wee Hur Holdings, Ltd................................  2,769,000        432,212
     Wing Tai Holdings, Ltd...............................  4,029,267      6,149,942
     Yeo Hiap Seng, Ltd...................................    223,731        154,830
*    Yongnam Holdings, Ltd................................  2,917,700        382,665
     Zhongmin Baihui Retail Group, Ltd....................     26,900         12,938
                                                                      --------------
TOTAL SINGAPORE...........................................               179,394,897
                                                                      --------------
TOTAL COMMON STOCKS.......................................             1,682,373,275
                                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
*    Alco Holdings, Ltd. Rights 02/13/19..................    403,500          4,268
                                                                      --------------
SINGAPORE -- (0.0%)
# *  Ezion Holdings, Ltd. Warrants 04/16/23...............  5,659,201              0
                                                                      --------------
TOTAL RIGHTS/WARRANTS.....................................                     4,268
                                                                      --------------
TOTAL INVESTMENT SECURITIES...............................             1,682,377,543
                                                                      --------------
                                                                          VALUE+
SECURITIES LENDING COLLATERAL -- (7.4%)
@  (S) DFA Short Term Investment Fund..................... 11,582,017    134,015,522
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $1,842,121,289)^^...............................            $1,816,393,065
                                                                      ==============

CP. . .   Certificate Participation......................................................................
SA. . .   Special Assessment.............................................................................
>>     Securities have generally been fair valued. See Security Valuation Note within the Notes to
     Schedules of Investments.
*      Non-Income Producing Securities.
#      Total or Partial Securities on Loan.
+      See Security Valuation Note within the Notes to Schedules of Investments.
@      Security purchased with cash proceeds from Securities on Loan.
(S)    Affiliated Fund.
^^     See Federal Tax Cost Note within the Notes to Schedules of Investments.

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                    ----------   -------------- ------- --------------
Common Stocks
   Australia....................... $3,515,871   $  894,253,778   --    $  897,769,649
   China...........................         --          283,262   --           283,262
   Hong Kong.......................    351,455      490,114,862   --       490,466,317
   New Zealand.....................  1,366,839      113,092,311   --       114,459,150
   Singapore.......................    277,687      179,117,210   --       179,394,897
Rights/Warrants
   Hong Kong.......................         --            4,268   --             4,268
Securities Lending Collateral......         --      134,015,522   --       134,015,522
                                    ----------   --------------   --    --------------
TOTAL.............................. $5,511,852   $1,810,881,213   --    $1,816,393,065
                                    ==========   ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                            SHARES     VALUE>>
                                                           --------- ------------
COMMON STOCKS -- (97.8%)
COMMUNICATION SERVICES -- (5.8%)
     4imprint Group P.L.C.................................   116,510 $  3,035,104
     Ascential P.L.C......................................   333,040    1,662,641
     Auto Trader Group P.L.C.............................. 5,760,221   34,569,108
     Bloomsbury Publishing P.L.C..........................   140,804      405,678
     Centaur Media P.L.C..................................   537,905      335,613
     Cineworld Group P.L.C................................ 6,338,930   21,754,726
     Daily Mail & General Trust P.L.C., Class A........... 1,737,477   13,821,393
     Entertainment One, Ltd............................... 2,467,851   12,774,314
     Euromoney Institutional Investor P.L.C...............   294,745    4,793,242
     Future P.L.C.........................................    58,536      413,926
     Gamma Communications P.L.C...........................     6,081       65,636
     Huntsworth P.L.C..................................... 1,021,587    1,460,989
     Inmarsat P.L.C....................................... 2,400,987   11,656,046
     ITE Group P.L.C...................................... 4,300,470    3,639,263
     KCOM Group P.L.C..................................... 3,365,144    3,058,563
     Kin & Carta P.L.C....................................   929,520    1,208,373
     Reach P.L.C.......................................... 1,819,272    1,404,727
     Rightmove P.L.C...................................... 2,022,219   12,522,365
     STV Group P.L.C......................................     4,868       21,470
#    TalkTalk Telecom Group P.L.C......................... 3,376,758    4,950,347
#    Tarsus Group P.L.C...................................   244,568      810,992
                                                                     ------------
TOTAL COMMUNICATION SERVICES..............................            134,364,516
                                                                     ------------
CONSUMER DISCRETIONARY -- (20.9%)
     888 Holdings P.L.C................................... 1,602,285    3,530,853
     AA P.L.C............................................. 3,480,422    3,805,572
# *  ASOS P.L.C...........................................    13,101      568,109
     B&M European Value Retail SA......................... 5,606,190   23,871,632
     BCA Marketplace P.L.C................................ 1,092,984    2,878,420
     Bellway P.L.C........................................   837,951   31,165,312
*    Boohoo Group P.L.C................................... 1,849,661    4,570,639
     Bovis Homes Group P.L.C.............................. 1,167,687   15,525,907
     Card Factory P.L.C................................... 1,724,258    4,080,369
*    Carpetright P.L.C....................................   406,341      120,402
     Connect Group P.L.C.................................. 1,312,384      687,752
     Countryside Properties P.L.C......................... 2,281,983    9,193,779
     Crest Nicholson Holdings P.L.C.......................   976,381    4,828,335
#    Debenhams P.L.C...................................... 6,862,458      336,441
     DFS Furniture P.L.C.................................. 1,025,899    3,191,254
     Dignity P.L.C........................................   333,551    3,218,744
     Dixons Carphone P.L.C................................ 5,637,146   10,208,538
     Domino's Pizza Group P.L.C........................... 3,190,862   11,108,739
     Dunelm Group P.L.C...................................   666,033    6,314,642
*    EI Group P.L.C....................................... 3,788,321    9,982,292
*    Findel P.L.C.........................................   246,067      612,668
     Fuller Smith & Turner P.L.C., Class A, Class A.......   140,561    1,995,922
*    GAME Digital P.L.C...................................    15,397        5,288
     Games Workshop Group P.L.C...........................   214,919    8,535,345
     Gocompare.Com Group P.L.C............................ 1,864,523    1,813,060
     Greene King P.L.C.................................... 2,728,082   21,521,178
     Greggs P.L.C.........................................   730,598   14,875,093
     GVC Holdings P.L.C...................................   464,903    4,096,626
     Gym Group P.L.C. (The)...............................   683,450    1,901,451
     Halfords Group P.L.C................................. 1,381,500    4,198,731

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
    Headlam Group P.L.C..................................   476,333 $  2,443,224
    Henry Boot P.L.C.....................................   472,006    1,608,878
    Hollywood Bowl Group P.L.C...........................   163,205      485,542
    Hostelworld Group P.L.C..............................   226,453      613,672
    Inchcape P.L.C....................................... 2,855,866   21,488,827
    J D Wetherspoon P.L.C................................   511,121    8,136,882
    JD Sports Fashion P.L.C.............................. 2,599,737   15,809,793
#   John Menzies P.L.C...................................   508,451    3,721,923
*   JPJ Group P.L.C......................................   396,416    3,557,989
    Lookers P.L.C........................................ 1,979,487    2,803,309
    Marston's P.L.C...................................... 4,526,139    5,624,014
    McCarthy & Stone P.L.C............................... 2,176,857    3,813,865
    Merlin Entertainments P.L.C.......................... 4,388,737   19,448,770
    Millennium & Copthorne Hotels P.L.C.................. 1,670,579   10,644,962
    Mitchells & Butlers P.L.C............................ 1,518,250    5,645,699
    MJ Gleeson P.L.C.....................................   201,540    1,917,327
    Moneysupermarket.com Group P.L.C..................... 3,912,801   15,561,388
*   Mothercare P.L.C..................................... 1,543,280      318,328
    Motorpoint group P.L.C...............................    44,038      114,589
#   N Brown Group P.L.C.................................. 1,128,966    1,293,251
*   Ocado Group P.L.C.................................... 2,077,432   27,028,490
#   On the Beach Group P.L.C.............................   739,257    4,267,538
    Pendragon P.L.C...................................... 7,772,229    2,656,885
    Pets at Home Group P.L.C............................. 2,468,849    4,272,509
    Photo-Me International P.L.C......................... 1,412,410    1,766,272
    Playtech P.L.C....................................... 1,306,998    6,646,280
    Rank Group P.L.C.....................................   874,026    1,820,977
    Redrow P.L.C......................................... 1,778,787   13,565,179
    Restaurant Group P.L.C. (The)........................ 3,143,360    6,154,592
    Revolution Bars Group P.L.C..........................    17,764       19,927
*   Sportech P.L.C.......................................   408,363      195,004
*   Sports Direct International P.L.C.................... 1,377,959    5,037,182
    SSP Group P.L.C...................................... 3,070,071   26,871,206
    Superdry P.L.C.......................................   287,961    1,952,522
    Ted Baker P.L.C......................................   184,841    4,547,004
    Telford Homes P.L.C..................................    61,349      274,623
    Thomas Cook Group P.L.C.............................. 8,571,929    3,905,009
    Topps Tiles P.L.C....................................   925,429      801,460
    Vitec Group P.L.C. (The).............................   186,173    2,837,660
    WH Smith P.L.C.......................................   718,011   18,431,242
    William Hill P.L.C................................... 5,449,085   12,612,053
                                                                    ------------
TOTAL CONSUMER DISCRETIONARY.............................            479,458,939
                                                                    ------------
CONSUMER STAPLES -- (5.2%)
    A.G. Barr P.L.C......................................   721,742    7,140,292
    Anglo-Eastern Plantations P.L.C......................   107,628      785,762
    Britvic P.L.C........................................ 1,760,993   20,341,145
    Carr's Group P.L.C...................................   349,511      755,164
    Cranswick P.L.C......................................   340,118   12,889,514
#   Dairy Crest Group P.L.C.............................. 1,070,410    6,797,689
    Devro P.L.C.......................................... 1,026,688    2,095,105
    Fevertree Drinks P.L.C...............................   234,985    7,937,625
#   Greencore Group P.L.C................................ 5,551,195   14,079,453
    Hilton Food Group P.L.C..............................   191,297    2,332,338
    Majestic Wine P.L.C..................................    68,463      245,568
    McBride P.L.C........................................ 1,134,273    1,999,547
    McColl's Retail Group P.L.C..........................    60,390       45,579
*   Premier Foods P.L.C.................................. 4,896,591    2,573,217
    PZ Cussons P.L.C..................................... 1,646,525    3,871,273

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- ------------
CONSUMER STAPLES -- (Continued)
*    REA Holdings P.L.C...................................     50,639 $    152,531
     Stock Spirits Group P.L.C............................  1,064,915    3,230,015
     Tate & Lyle P.L.C....................................  3,470,820   31,330,366
                                                                      ------------
TOTAL CONSUMER STAPLES....................................             118,602,183
                                                                      ------------
ENERGY -- (4.2%)
*    Amerisur Resources P.L.C.............................    318,468       70,261
     Anglo Pacific Group P.L.C............................    818,962    1,755,248
*    Cairn Energy P.L.C...................................  4,377,209   10,740,842
     Diversified Gas & Oil P.L.C..........................    129,240      196,184
# *  EnQuest P.L.C........................................ 11,246,628    2,833,739
*    Genel Energy P.L.C...................................    366,614      894,215
*    Gulf Keystone Petroleum, Ltd.........................  1,343,684    3,810,889
*    Gulf Marine Services P.L.C...........................    125,859       32,821
     Hunting P.L.C........................................  1,246,189    9,123,627
# *  Hurricane Energy P.L.C...............................    599,794      392,730
     John Wood Group P.L.C................................  2,672,479   18,967,600
*    Lamprell P.L.C.......................................  1,219,262      895,360
# *  Nostrum Oil & Gas P.L.C..............................    184,064      333,850
*    Ophir Energy P.L.C...................................  4,489,030    3,207,690
     Pantheon Resources P.L.C.............................     33,470       10,287
     Petrofac, Ltd........................................  1,731,035   12,475,845
# *  Premier Oil P.L.C....................................  5,111,162    4,953,241
*    Rockhopper Exploration P.L.C.........................     95,701       29,580
*    Savannah Petroleum P.L.C.............................     28,000        9,833
     Soco International P.L.C.............................  1,265,317    1,224,088
*    Tullow Oil P.L.C.....................................  9,193,721   24,687,695
                                                                      ------------
TOTAL ENERGY..............................................              96,645,625
                                                                      ------------
FINANCIALS -- (14.8%)
#    Arrow Global Group P.L.C.............................  1,029,612    2,621,274
#    Ashmore Group P.L.C..................................  2,500,969   13,274,783
     Bank of Georgia Group P.L.C..........................    253,305    5,088,402
     Beazley P.L.C........................................  3,291,683   21,363,525
     Brewin Dolphin Holdings P.L.C........................  1,923,106    7,554,275
     Burford Capital, Ltd.................................    129,417    3,124,551
     Charles Stanley Group P.L.C..........................    122,025      405,377
     Charles Taylor P.L.C.................................    206,958      601,554
     Chesnara P.L.C.......................................    720,194    3,251,676
     City of London Investment Group P.L.C................      5,500       28,182
     Close Brothers Group P.L.C...........................  1,030,482   20,098,893
     CMC Markets P.L.C....................................    685,144    1,065,636
     CME Group, Inc.......................................          1          131
     CYBG P.L.C...........................................  6,092,424   14,028,393
*    Georgia Capital P.L.C................................    217,324    3,093,865
     Hansard Global P.L.C.................................     16,468       10,371
     Hastings Group Holdings P.L.C........................  1,730,227    4,763,759
     Hiscox, Ltd..........................................  1,313,908   24,450,017
     IG Group Holdings P.L.C..............................  2,459,534   20,496,553
     Intermediate Capital Group P.L.C.....................  1,977,507   26,398,020
     International Personal Finance P.L.C.................  1,344,149    3,629,480
*    IP Group P.L.C.......................................  2,781,470    3,874,806
     Jardine Lloyd Thompson Group P.L.C...................    809,362   20,167,657
     Jupiter Fund Management P.L.C........................  2,539,187   10,913,004
     Just Group P.L.C.....................................  3,756,051    5,002,109
     Lancashire Holdings, Ltd.............................  1,432,813   10,610,025
     Liontrust Asset Management P.L.C.....................      1,513       11,517
     Man Group P.L.C...................................... 10,998,653   20,599,588

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- ------------
FINANCIALS -- (Continued)
# *  Metro Bank P.L.C.....................................     97,643 $  1,395,572
     Non-Standard Finance P.L.C...........................    215,168      156,676
     Numis Corp. P.L.C....................................     65,054      229,178
     OneSavings Bank P.L.C................................  1,346,137    6,650,105
     Paragon Banking Group P.L.C..........................  1,910,054   10,403,322
     Phoenix Group Holdings P.L.C.........................  3,125,763   26,061,088
*    Provident Financial P.L.C............................    944,167    6,513,818
     Quilter P.L.C........................................  5,379,115    8,669,046
     Rathbone Brothers P.L.C..............................    309,391    9,391,410
     River & Mercantile Group P.L.C.......................     10,512       30,800
     S&U P.L.C............................................     20,717      566,757
     Saga P.L.C...........................................  6,588,638    9,423,489
     TP ICAP P.L.C........................................  3,254,964   13,457,659
*    Waterloo Investment Holdings, Ltd....................      4,000            4
                                                                      ------------
TOTAL FINANCIALS..........................................             339,476,347
                                                                      ------------
HEALTH CARE -- (3.5%)
     Alliance Pharma P.L.C................................    546,521      458,435
*    BTG P.L.C............................................  2,027,017   22,136,645
     CareTech Holdings P.L.C..............................    197,235      918,528
# *  Circassia Pharmaceuticals P.L.C......................    516,889      290,021
     Consort Medical P.L.C................................    291,520    3,565,105
     ConvaTec Group P.L.C.................................  4,784,626    8,970,499
     CVS Group P.L.C......................................     97,602      515,961
     EMIS Group P.L.C.....................................     94,394    1,110,729
     Genus P.L.C..........................................    185,489    5,420,729
     Hikma Pharmaceuticals P.L.C..........................    709,610   15,012,453
*    Indivior P.L.C.......................................  4,141,064    6,169,693
     Integrated Diagnostics Holdings P.L.C................    330,094    1,325,722
#    Mediclinic International P.L.C.......................  1,263,583    5,218,449
     Spire Healthcare Group P.L.C.........................  1,346,485    2,200,393
     UDG Healthcare P.L.C.................................    547,171    4,165,564
*    Vectura Group P.L.C..................................  3,948,023    3,840,859
                                                                      ------------
TOTAL HEALTH CARE.........................................              81,319,785
                                                                      ------------
INDUSTRIALS -- (26.3%)
     Aggreko P.L.C........................................  1,594,243   14,526,364
     Air Partner P.L.C....................................    253,425      298,609
     Avon Rubber P.L.C....................................    189,884    3,006,547
     Babcock International Group P.L.C....................  2,639,298   18,382,922
     Balfour Beatty P.L.C.................................  4,314,731   15,522,699
     BBA Aviation P.L.C...................................  7,186,917   22,304,330
     Biffa P.L.C..........................................    765,934    1,786,753
     Bodycote P.L.C.......................................  1,383,148   13,819,073
     Braemar Shipping Services P.L.C......................    144,282      388,124
*    Capita P.L.C.........................................    357,749      545,281
     Chemring Group P.L.C.................................  1,734,909    3,501,268
     Clarkson P.L.C.......................................    155,973    5,244,517
#    Clipper Logistics P.L.C..............................    153,780      485,199
*    Cobham P.L.C......................................... 15,894,027   22,502,252
     Costain Group P.L.C..................................    711,610    3,640,054
     Dart Group P.L.C.....................................    158,502    1,648,377
     De La Rue P.L.C......................................    694,864    3,827,859
# *  Dialight P.L.C.......................................    105,397      535,937
     Diploma P.L.C........................................    746,473   12,461,451
*    Firstgroup P.L.C.....................................  7,914,780    9,618,471
# *  Flybe Group P.L.C....................................    616,871       28,226
     G4S P.L.C............................................  7,402,417   18,982,308

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- -----------
INDUSTRIALS -- (Continued)
     Galliford Try P.L.C..................................   748,307 $ 6,978,911
     Go-Ahead Group P.L.C. (The)..........................   305,363   7,215,101
     Goodwin P.L.C........................................       383      13,079
     Grafton Group P.L.C.................................. 1,577,746  15,233,116
     Hays P.L.C........................................... 9,878,691  19,588,243
     HomeServe P.L.C...................................... 1,964,456  24,311,944
     Howden Joinery Group P.L.C........................... 4,476,142  29,694,959
     IMI P.L.C............................................ 1,817,981  22,841,852
# *  Interserve P.L.C.....................................   957,407     157,492
     IWG P.L.C............................................ 4,074,558  11,994,590
     James Fisher & Sons P.L.C............................   293,334   7,432,324
     John Laing Group P.L.C............................... 2,093,053   9,760,971
     Keller Group P.L.C...................................   477,111   3,245,766
     Kier Group P.L.C.....................................   929,137   6,298,354
*    Management Consulting Group P.L.C.................... 1,459,158      38,386
     Mears Group P.L.C....................................   763,170   3,149,865
     Meggitt P.L.C........................................ 4,779,474  32,370,288
     Mitie Group P.L.C.................................... 2,231,600   3,405,907
     Morgan Advanced Materials P.L.C...................... 1,779,476   6,224,903
     Morgan Sindall Group P.L.C...........................   216,348   3,325,874
     National Express Group P.L.C......................... 2,795,895  14,438,206
     Norcros P.L.C........................................   116,690     290,715
     Northgate P.L.C...................................... 2,144,364  10,452,592
     Pagegroup P.L.C...................................... 2,344,376  13,594,265
     PayPoint P.L.C.......................................   372,151   4,154,122
     Polypipe Group P.L.C................................. 1,404,133   7,282,875
     Porvair P.L.C........................................    15,572      94,070
     QinetiQ Group P.L.C.................................. 3,889,370  15,477,680
     Redde P.L.C..........................................   195,094     464,125
     Renewi P.L.C......................................... 4,168,554   1,396,392
# *  Renold P.L.C.........................................   193,435      73,737
     Ricardo P.L.C........................................   295,378   2,396,801
     Robert Walters P.L.C.................................   386,365   2,661,610
     Rotork P.L.C......................................... 5,721,728  20,651,963
     Royal Mail P.L.C..................................... 1,720,641   6,062,539
     RPS Group P.L.C...................................... 1,379,834   2,423,206
     Senior P.L.C......................................... 3,210,727   9,532,658
     Severfield P.L.C..................................... 1,090,941   1,017,624
     SIG P.L.C............................................ 4,306,771   6,741,001
     Speedy Hire P.L.C.................................... 2,852,756   2,201,469
     Spirax-Sarco Engineering P.L.C.......................   136,244  11,458,180
     Staffline Group P.L.C................................     2,683      23,577
     Stagecoach Group P.L.C............................... 2,874,503   5,858,330
     SThree P.L.C.........................................   625,484   2,248,372
     Stobart Group, Ltd................................... 1,705,407   3,426,928
     T Clarke P.L.C.......................................   147,457     187,688
     Travis Perkins P.L.C................................. 1,631,098  26,217,237
     Trifast P.L.C........................................   503,103   1,251,919
     Tyman P.L.C..........................................   794,254   2,420,072
#    Ultra Electronics Holdings P.L.C.....................   593,717   9,995,529
     Vesuvius P.L.C....................................... 1,658,142  12,245,949
*    Volex P.L.C..........................................   307,047     371,783
     Volution Group P.L.C.................................   332,290     687,731
     Vp P.L.C.............................................   159,998   2,114,863
     Weir Group P.L.C (The)...............................   590,017  11,676,205
     Wilmington PL.C......................................   334,384     818,696
     Wincanton P.L.C......................................   713,542   2,248,374
*    Wizz Air Holdings P.L.C..............................    58,373   2,318,046

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- ------------
INDUSTRIALS -- (Continued)
     XP Power, Ltd........................................    89,899 $  2,416,179
                                                                     ------------
TOTAL INDUSTRIALS.........................................            605,731,854
                                                                     ------------
INFORMATION TECHNOLOGY -- (5.6%)
     AVEVA Group P.L.C....................................   405,395   14,491,178
     Computacenter P.L.C..................................   527,576    7,245,269
     DiscoverIE Group P.L.C...............................   407,931    2,241,776
     Electrocomponents P.L.C.............................. 3,231,445   23,066,876
     Equiniti Group P.L.C................................. 2,174,616    5,908,078
     FDM Group Holdings P.L.C.............................   269,074    2,907,933
     Halma P.L.C..........................................    34,203      629,059
     iomart Group P.L.C...................................    36,343      172,999
# *  IQE P.L.C............................................   333,707      343,478
     Kainos Group P.L.C...................................   195,272    1,080,738
     NCC Group P.L.C...................................... 1,395,242    2,352,113
     Oxford Instruments P.L.C.............................   334,238    3,943,883
     Renishaw P.L.C.......................................   240,249   14,730,077
     RM P.L.C.............................................   336,909      987,143
     SDL P.L.C............................................   459,363    3,311,985
     Smart Metering Systems P.L.C.........................   140,565    1,214,136
     Softcat P.L.C........................................   731,305    6,684,674
     Spectris P.L.C.......................................   762,197   26,021,153
     Spirent Communications P.L.C......................... 3,908,618    7,563,683
#    Strix Group P.L.C....................................   150,422      278,259
# *  Telit Communications P.L.C...........................    82,391      152,379
     TT Electronics P.L.C.................................   941,128    2,534,914
     Xaar P.L.C...........................................   155,393      305,699
                                                                     ------------
TOTAL INFORMATION TECHNOLOGY..............................            128,167,482
                                                                     ------------
MATERIALS -- (6.3%)
*    Acacia Mining P.L.C..................................   500,600    1,285,065
*    Carclo P.L.C.........................................   205,594      130,924
     Castings P.L.C.......................................   159,566      823,134
     Centamin P.L.C....................................... 7,637,879   11,812,832
     Central Asia Metals P.L.C............................   224,231      673,291
     Elementis P.L.C...................................... 4,004,056    9,585,843
     Essentra P.L.C....................................... 1,088,745    5,334,802
     Evraz P.L.C..........................................   461,232    3,021,349
     Ferrexpo P.L.C....................................... 2,362,974    8,025,678
     Forterra P.L.C....................................... 1,090,858    3,798,872
*    Gem Diamonds, Ltd....................................   679,902      884,487
     Highland Gold Mining, Ltd............................   760,785    1,642,476
     Hill & Smith Holdings P.L.C..........................   501,744    7,273,876
     Hochschild Mining P.L.C.............................. 1,128,304    2,799,238
     Ibstock P.L.C........................................ 2,528,361    8,051,778
     KAZ Minerals P.L.C................................... 1,231,175    9,613,423
*    Lonmin P.L.C......................................... 1,584,135    1,079,188
     Low & Bonar P.L.C.................................... 1,194,255      283,945
     Low & Bonar P.L.C.................................... 1,183,093       49,656
     Marshalls P.L.C...................................... 1,350,787    9,006,626
# *  Petra Diamonds, Ltd.................................. 5,581,871    2,415,762
*    Petropavlovsk P.L.C..................................   740,190       78,162
     Rhi Magnesita NV.....................................    27,762    1,553,930
     RPC Group P.L.C...................................... 2,589,442   26,961,974
     Scapa Group P.L.C....................................   141,028      632,617
# *  Sirius Minerals P.L.C................................ 1,194,227      308,675
     Synthomer P.L.C...................................... 1,832,121    8,618,936
     Victrex P.L.C........................................   625,988   18,797,307

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                           SHARES       VALUE>>
                                                          --------- --------------
MATERIALS -- (Continued)
    Zotefoams P.L.C......................................    90,496 $      733,792
                                                                    --------------
TOTAL MATERIALS..........................................              145,277,638
                                                                    --------------
REAL ESTATE -- (3.0%)
    Capital & Counties Properties P.L.C.................. 4,679,237     15,322,717
    CLS Holdings P.L.C...................................   500,888      1,610,802
*   Countrywide P.L.C.................................... 1,699,141        204,217
    Daejan Holdings P.L.C................................    45,915      3,506,292
    Foxtons Group P.L.C.................................. 1,145,927        797,681
#   Grainger P.L.C....................................... 4,344,203     13,011,749
    Harworth Group P.L.C.................................    30,680         46,873
    Helical P.L.C........................................   670,135      2,955,086
    LSL Property Services P.L.C..........................   404,839      1,332,180
*   Raven Property Group, Ltd............................ 1,003,570        578,222
    Savills P.L.C........................................   965,385     10,549,833
    St. Modwen Properties P.L.C.......................... 2,832,022     15,250,272
    U & I Group P.L.C....................................   846,115      2,252,230
    Urban & Civic P.L.C..................................   303,343      1,115,309
#   Watkin Jones P.L.C...................................   167,924        511,491
                                                                    --------------
TOTAL REAL ESTATE........................................               69,044,954
                                                                    --------------
UTILITIES -- (2.2%)
    Drax Group P.L.C..................................... 2,899,857     15,307,754
    Pennon Group P.L.C................................... 2,842,670     28,472,448
    Telecom Plus P.L.C...................................   370,509      6,861,578
                                                                    --------------
TOTAL UTILITIES..........................................               50,641,780
                                                                    --------------
TOTAL COMMON STOCKS......................................            2,248,731,103
                                                                    --------------
                                                                        VALUE+
SECURITIES LENDING COLLATERAL -- (2.2%)
@  (S) DFA Short Term Investment Fund.................... 4,469,004     51,710,848
                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,250,061,657)^^..............................           $2,300,441,951
                                                                    ==============

P.L.C.  Public Limited Company
SA      Special Assessment
>>      Securities have generally been fair valued. See Security
          Valuation Note within the Notes to Schedules of
          Investments.
#       Total or Partial Securities on Loan.
*       Non-Income Producing Securities.
+       See Security Valuation Note within the Notes to
          Schedules of Investments.
@       Security purchased with cash proceeds from
          Securities on Loan.
(S)     Affiliated Fund.
^^      See Federal Tax Cost Note within the Notes to
          Schedules of Investments.

Summary of the Series' investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------
                               LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                               ------- ------------ ------- ------------
Common Stocks
   Communication Services.....   --    $134,364,516   --    $134,364,516
   Consumer Discretionary.....   --     479,458,939   --     479,458,939
   Consumer Staples...........   --     118,602,183   --     118,602,183
   Energy.....................   --      96,645,625   --      96,645,625

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                               LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                               ------- -------------- ------- --------------
   Financials.................   --    $  339,476,347   --    $  339,476,347
   Health Care................   --        81,319,785   --        81,319,785
   Industrials................   --       605,731,854   --       605,731,854
   Information Technology.....   --       128,167,482   --       128,167,482
   Materials..................   --       145,277,638   --       145,277,638
   Real Estate................   --        69,044,954   --        69,044,954
   Utilities..................   --        50,641,780   --        50,641,780
Securities Lending Collateral.   --        51,710,848   --        51,710,848
                                 --    --------------   --    --------------
TOTAL.........................   --    $2,300,441,951   --    $2,300,441,951
                                 ==    ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                            SHARES     VALUE>>
                                                           --------- ------------
COMMON STOCKS -- (92.8%)
AUSTRIA -- (3.0%)
     Agrana Beteiligungs AG...............................    78,682 $  1,645,390
     ANDRITZ AG...........................................   477,590   23,577,693
     Atrium European Real Estate, Ltd.....................   912,319    3,520,949
     Austria Technologie & Systemtechnik AG...............   171,443    3,539,371
     CA Immobilien Anlagen AG.............................   484,365   17,340,667
     DO & CO AG...........................................    49,469    4,713,807
     EVN AG...............................................   226,048    3,658,237
#    FACC AG..............................................   168,506    3,117,002
     Flughafen Wien AG....................................    27,508    1,140,005
#    IMMOFINANZ AG........................................   637,346   16,850,908
     Josef Manner & Co. AG................................       870       71,950
     Kapsch TrafficCom AG.................................    34,208    1,370,565
#    Lenzing AG...........................................    87,834    8,593,066
     Mayr Melnhof Karton AG...............................    53,506    7,039,537
     Oberbank AG..........................................    42,748    4,462,334
     Oesterreichische Post AG.............................   216,582    8,149,388
     Palfinger AG.........................................    95,159    2,951,355
#    POLYTEC Holding AG...................................   105,679    1,167,910
#    Porr AG..............................................    75,463    1,727,034
#    Rosenbauer International AG..........................    19,948      918,343
     S IMMO AG............................................   352,630    6,800,076
     Schoeller-Bleckmann Oilfield Equipment AG............    75,301    5,856,433
# *  Semperit AG Holding..................................    69,672    1,117,629
     Strabag SE...........................................   107,550    3,765,857
     Telekom Austria AG................................... 1,054,257    8,060,286
#    UBM Development AG...................................    15,638      676,470
     UNIQA Insurance Group AG.............................   929,089    8,482,495
     Vienna Insurance Group AG Wiener Versicherung Gruppe.   256,537    6,221,610
     Wienerberger AG......................................   617,965   13,873,349
# *  Zumtobel Group AG....................................   182,287    1,646,666
                                                                     ------------
TOTAL AUSTRIA.............................................            172,056,382
                                                                     ------------
BELGIUM -- (3.9%)
     Ackermans & van Haaren NV............................   157,771   25,248,307
*    AGFA-Gevaert NV...................................... 1,361,710    5,356,096
# *  Argenx SE............................................   150,218   15,938,992
     Atenor...............................................    15,141      970,746
     Banque Nationale de Belgique.........................        87      242,196
     Barco NV.............................................    73,871    9,036,415
#    Bekaert SA...........................................   233,407    6,286,609
# *  Biocartis NV.........................................   213,045    2,978,168
#    bpost SA.............................................   503,661    4,617,266
# *  Celyad SA............................................    42,190      934,576
     Cie d'Entreprises CFE................................    47,906    5,085,197
     Cie Immobiliere de Belgique SA.......................    16,878    1,067,030
     Co.Br.Ha Societe Commerciale de Brasserie SA.........       111      512,004
     Deceuninck NV........................................   410,848    1,016,419
     D'ieteren SA.........................................   190,137    7,204,096
#    Econocom Group SA....................................   727,792    2,639,096
     Elia System Operator SA..............................   184,236   13,480,812
#    Euronav NV........................................... 1,268,588    9,932,724
     EVS Broadcast Equipment SA...........................    28,227      692,591
# *  Exmar NV.............................................   133,424      960,404
     Fagron...............................................   276,553    5,042,460
*    Galapagos NV.........................................    93,123    9,571,651

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- ------------
BELGIUM -- (Continued)
*    Galapagos NV.........................................   220,186 $ 22,655,975
     Gimv NV..............................................    90,161    5,160,056
# *  Ion Beam Applications................................   126,538    1,798,571
     Jensen-Group NV......................................    19,836      795,169
     Kinepolis Group NV...................................    97,047    5,757,411
#    Lotus Bakeries.......................................     1,641    4,367,715
# *  MDxHealth............................................   239,516      332,134
#    Melexis NV...........................................   106,575    7,514,634
# *  Nyrstar NV...........................................    84,985       55,071
#    Ontex Group NV.......................................   482,242   10,269,261
     Orange Belgium SA....................................   137,117    2,624,296
*    Oxurion NV...........................................    66,163      284,827
     Picanol..............................................    28,690    2,404,504
     Recticel SA..........................................   270,323    2,199,190
#    Resilux..............................................     5,788      861,964
     Roularta Media Group NV..............................    19,318      332,834
     Sioen Industries NV..................................    51,987    1,425,608
     Sipef NV.............................................    35,425    2,079,285
     Telenet Group Holding NV.............................     9,326      431,705
     TER Beke SA..........................................     3,481      559,281
*    Tessenderlo Group SA.................................   213,754    7,569,835
     Umicore SA...........................................   188,588    7,972,979
     Van de Velde NV......................................    35,498    1,038,409
*    Viohalco SA..........................................   583,796    1,815,192
                                                                     ------------
TOTAL BELGIUM.............................................            219,119,761
                                                                     ------------
DENMARK -- (5.5%)
# *  ALK-Abello A.S.......................................    42,307    6,541,778
     Alm Brand A.S........................................   559,532    4,816,420
#    Ambu A.S., Class B................................... 1,079,783   28,765,853
     Arkil Holding A.S., Class B..........................        92       15,387
*    Bang & Olufsen A.S...................................   256,627    3,770,681
     BankNordik P/F.......................................    10,800      181,159
# *  Bavarian Nordic A.S..................................   185,816    4,329,513
     Brodrene Hartmann A.S................................    16,148      688,396
     Columbus A.S.........................................   420,583      852,968
# *  D/S Norden A.S.......................................   216,070    3,019,498
     DFDS A.S.............................................   306,367   14,463,840
     Djurslands Bank A.S..................................     8,970      350,082
     FLSmidth & Co. A.S...................................   296,273   13,886,442
     Fluegger Group A.S., Class B.........................     4,198      189,173
     GN Store Nord A.S....................................   925,340   39,888,115
     GronlandsBANKEN A.S..................................     1,125       97,043
# *  H+H International A.S., Class B......................   103,235    1,619,819
     Harboes Bryggeri A.S., Class B.......................    17,239      213,341
#    IC Group A.S.........................................    43,760      291,013
     ISS A.S..............................................   561,786   15,921,455
#    Jeudan A.S...........................................     7,330    1,075,196
     Jyske Bank A.S.......................................   491,188   18,425,993
     Lan & Spar Bank......................................     4,981      354,251
     Matas A.S............................................   100,912    1,146,038
*    Nilfisk Holding A.S..................................   198,988    7,355,055
# *  NKT A.S..............................................   206,194    3,732,086
     NNIT A.S.............................................    71,616    2,063,667
     Pandora A.S..........................................    12,435      540,022
     Parken Sport & Entertainment A.S.....................    36,911      534,241
     Per Aarsleff Holding A.S.............................   132,522    4,372,372
#    Ringkjoebing Landbobank A.S..........................   173,851    9,305,833
     Roblon A.S., Class B.................................       973       37,347

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- ------------
DENMARK -- (Continued)
     Rockwool International A.S., Class A.................       455 $    105,974
     Rockwool International A.S., Class B.................    50,812   13,628,588
     Royal Unibrew A.S....................................   364,385   27,443,032
     RTX A.S..............................................    52,854    1,385,278
     Scandinavian Tobacco Group A.S., Class A.............   272,402    3,524,248
     Schouw & Co., A.S....................................    84,388    6,829,434
     SimCorp A.S..........................................   277,672   21,914,429
     Solar A.S., Class B..................................    37,386    1,581,044
     Spar Nord Bank A.S...................................   577,860    4,905,616
     Sydbank A.S..........................................   505,787   11,691,179
#    Tivoli A.S...........................................     9,878      976,513
# *  TK Development A.S...................................   307,965      216,548
     Topdanmark A.S.......................................   475,380   22,649,178
*    TORM P.L.C...........................................    75,301      480,698
     United International Enterprises.....................    10,336    2,109,650
# *  Veloxis Pharmaceuticals A.S..........................   120,013       51,271
*    Vestjysk Bank A.S.................................... 1,501,522      541,143
# *  Zealand Pharma A.S...................................   168,523    2,444,663
                                                                     ------------
TOTAL DENMARK.............................................            311,322,563
                                                                     ------------
FINLAND -- (6.3%)
# *  Afarak Group Oyj.....................................   316,672      284,418
#    Ahlstrom-Munksjo Oyj.................................   155,144    2,417,577
#    Aktia Bank Oyj.......................................   292,637    3,182,510
     Alandsbanken Abp, Class B............................    21,354      320,534
     Alma Media Oyj.......................................   129,772      866,898
     Amer Sports Oyj......................................   843,708   37,450,390
     Apetit Oyj...........................................    19,668      216,344
#    Asiakastieto Group Oyj...............................       319        8,285
#    Aspo Oyj.............................................    92,762      940,748
     Atria Oyj............................................    76,146      721,022
# *  BasWare Oyj..........................................    56,551    2,369,303
#    Bittium Oyj..........................................   204,447    1,754,976
#    Cargotec Oyj, Class B................................   269,267    9,001,463
# *  Caverion Oyj.........................................   696,383    4,269,348
#    Citycon Oyj.......................................... 2,641,442    5,402,211
     Cramo Oyj............................................   260,418    4,975,673
     Digia Oyj............................................    69,731      231,916
     Elisa Oyj............................................    89,148    3,729,733
     Finnair Oyj..........................................   487,004    4,085,025
     Fiskars Oyj Abp......................................   216,027    4,071,852
     F-Secure Oyj.........................................   614,091    1,825,399
     Glaston Oyj ABP......................................    46,084       23,438
#    HKScan Oyj, Class A..................................   257,744      586,844
#    Huhtamaki Oyj........................................   682,848   22,506,328
     Ilkka-Yhtyma Oyj.....................................    61,503      256,183
     Kemira Oyj...........................................   715,487    8,702,312
     Kesko Oyj, Class A...................................    44,814    2,373,863
     Kesko Oyj, Class B...................................   512,162   29,471,165
#    Konecranes Oyj.......................................   420,333   14,554,503
     Lassila & Tikanoja Oyj...............................   209,198    3,665,167
#    Lehto Group Oyj......................................   129,587      691,050
     Metsa Board Oyj...................................... 1,431,405   10,419,491
     Metso Oyj............................................   754,361   22,192,026
     Nokian Renkaat Oyj...................................   833,611   27,733,592
     Olvi Oyj, Class A....................................    92,668    3,524,356
#    Oriola Oyj...........................................     6,054       14,748
     Oriola Oyj, Class B..................................   909,240    2,262,610
     Orion Oyj, Class A...................................   136,183    4,804,013

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- ------------
FINLAND -- (Continued)
#    Orion Oyj, Class B...................................   629,163 $ 22,241,559
#    Outokumpu Oyj........................................ 2,921,503   12,626,324
*    Outotec Oyj.......................................... 1,208,606    4,961,579
#    Pihlajalinna Oyj.....................................    77,064      908,913
     Ponsse Oyj...........................................    71,769    2,254,220
     Poyry Oyj............................................   196,085    2,292,611
*    QT Group Oyj.........................................    55,899      625,653
     Raisio Oyj, Class V..................................   730,349    2,242,809
     Ramirent Oyj.........................................   546,946    3,749,797
     Rapala VMC Oyj.......................................   113,078      413,597
     Raute Oyj, Class A...................................     2,644       78,223
     Revenio Group Oyj....................................   118,595    2,020,361
     Sanoma Oyj...........................................   749,458    7,284,329
#    SRV Group Oyj........................................    66,041      144,646
*    Stockmann Oyj Abp, Class A...........................    49,045      128,294
# *  Stockmann Oyj Abp (5462393), Class B.................   189,838      430,341
     Teleste Oyj..........................................    52,966      404,129
     Tieto Oyj............................................   367,347   10,536,209
#    Tikkurila Oyj........................................   248,371    3,748,367
     Tokmanni Group Corp..................................   298,131    2,910,847
     Uponor Oyj...........................................   329,053    3,745,573
#    Vaisala Oyj, Class A.................................   110,761    2,326,855
#    Valmet Oyj...........................................   919,512   20,717,265
     Viking Line Abp......................................     7,869      134,232
#    YIT Oyj.............................................. 1,430,763    9,251,722
                                                                     ------------
TOTAL FINLAND.............................................            358,085,769
                                                                     ------------
FRANCE -- (11.2%)
     ABC arbitrage........................................   116,625      823,018
     Actia Group..........................................    51,304      198,257
*    Air France-KLM....................................... 1,407,427   17,704,643
     Akka Technologies....................................    66,677    4,181,468
     AKWEL................................................    58,127    1,046,972
     Albioma SA...........................................   166,708    3,737,000
     Altamir..............................................   136,094    2,366,067
     Alten SA.............................................   170,714   16,360,162
#    Altran Technologies SA............................... 1,443,599   13,637,345
*    Amplitude Surgical SAS...............................    19,526       73,642
#    Antalis International SAS............................    39,697       41,509
     APRIL SA.............................................    75,626    1,825,613
# *  Archos...............................................    82,090       29,392
     Assystem SA..........................................    62,252    2,021,360
     Aubay................................................    34,803    1,241,597
     Axway Software SA....................................    38,973      579,203
*    Baikowski SAS........................................     8,805      147,545
#    Bastide le Confort Medical...........................    17,494      584,021
     Beneteau SA..........................................   234,349    3,321,294
     Bigben Interactive...................................    78,973      922,493
     Boiron SA............................................    39,459    2,179,832
     Bonduelle SCA........................................    88,820    3,198,181
# *  Bourbon Corp.........................................   163,857      637,817
     Burelle SA...........................................       988    1,106,573
#    Casino Guichard Perrachon SA.........................   271,603   13,363,772
     Catering International Services......................    14,124      176,238
*    Cegedim SA...........................................    26,551      755,602
*    CGG SA............................................... 4,375,479    8,222,921
#    Chargeurs SA.........................................   121,828    2,694,332
     Cie des Alpes........................................    64,360    1,790,211
     Cie Plastic Omnium SA................................   327,341    9,001,869

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- -----------
FRANCE -- (Continued)
*    Coface SA............................................   602,241 $ 5,531,160
*    DBV Technologies SA..................................    10,158     134,706
     Derichebourg SA......................................   600,033   2,736,584
     Devoteam SA..........................................    33,292   3,895,867
     Edenred..............................................   734,903  29,761,237
#    Electricite de Strasbourg SA.........................    21,353   2,497,978
#    Elior Group SA.......................................   688,717   9,694,728
#    Elis SA..............................................   972,903  15,737,936
     Eramet...............................................    65,268   4,547,753
# *  Erytech Pharma SA....................................       681       5,940
     Esso SA Francaise....................................    16,100     627,708
*    Etablissements Maurel et Prom........................   200,110     788,909
     Euronext NV..........................................   353,390  21,769,373
#    Europcar Mobility Group..............................   636,052   5,597,923
     Eutelsat Communications SA........................... 1,163,207  24,667,764
#    Exel Industries, Class A.............................    10,419     849,256
     Fleury Michon SA.....................................     6,124     313,852
*    Fnac Darty S.A. (V7VQL46)............................   119,523   8,417,833
     Gaumont SA...........................................    11,360   1,545,652
     Gaztransport Et Technigaz SA.........................   120,718  10,196,633
     GEA..................................................     2,433     239,483
     Getlink SE........................................... 1,084,454  15,859,867
     Gevelot SA...........................................     3,466     698,666
     GL Events............................................    63,507   1,274,385
     Groupe Crit..........................................    23,123   1,367,060
     Groupe Gorge.........................................    22,858     288,348
#    Groupe Open..........................................    30,206     604,499
     Groupe SFPI..........................................    29,940      81,504
     Guerbet..............................................    35,861   2,322,157
     Haulotte Group SA....................................    75,426     735,945
     HERIGE SADCS.........................................     4,147     110,131
# *  HiPay Group SA.......................................    15,242     144,121
*    ID Logistics Group...................................    12,492   2,099,764
#    Imerys SA............................................   181,680   9,572,368
     Ingenico Group SA....................................   401,944  21,909,079
     Interparfums SA......................................     6,461     323,500
     Ipsen SA.............................................    25,355   3,190,583
     IPSOS................................................   223,253   5,179,711
     Jacquet Metal Service SA.............................    75,602   1,426,213
     Kaufman & Broad SA...................................   114,112   4,604,595
     Korian SA............................................   336,160  11,956,921
     Lagardere SCA........................................   778,374  20,337,737
     Lanson-BCC...........................................     8,795     292,040
# *  Latecoere SACA.......................................   408,916   1,463,177
     Laurent-Perrier......................................    13,068   1,408,690
     Le Belier............................................    10,566     409,299
     Lectra...............................................   153,543   3,577,435
     Linedata Services....................................    14,505     588,173
     LISI.................................................   108,517   3,435,955
     LNA Sante SA.........................................    32,261   1,756,714
     Maisons du Monde SA..................................   218,877   5,640,289
#    Maisons France Confort SA............................    15,908     640,649
     Manitou BF SA........................................    57,553   1,753,276
     Manutan International................................    14,949   1,059,513
     Mersen SA............................................   117,956   3,858,925
# *  METabolic EXplorer SA................................   156,395     270,667
     Metropole Television SA..............................   285,999   4,371,679
     Mr Bricolage SA......................................    30,731     225,207
     Neopost SA...........................................   251,800   6,319,885

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- ------------
FRANCE -- (Continued)
#    Nexans SA............................................   214,579 $  6,414,722
     Nexity SA............................................   286,620   13,386,502
# *  Nicox................................................   145,865    1,021,556
     NRJ Group............................................    81,965      690,334
#    Oeneo SA.............................................   166,576    2,077,690
*    OL Groupe SA.........................................    10,735       33,923
# *  Onxeo SA.............................................   246,319      255,808
# *  Onxeo SA.............................................    48,958       51,403
# *  Parrot SA............................................   112,753      410,852
# *  Pierre & Vacances SA.................................    29,600      617,820
     Plastivaloire........................................    52,074      521,905
     PSB Industries SA....................................     8,805      323,253
#    Rallye SA............................................   156,235    1,797,366
# *  Recylex SA...........................................   102,008      775,306
     Rexel SA............................................. 2,250,322   25,659,507
     Robertet SA..........................................     4,128    2,570,303
     Rothschild & Co......................................    83,843    2,773,339
     Rubis SCA............................................   576,053   34,385,266
     Samse SA.............................................     8,068    1,274,160
     Sartorius Stedim Biotech.............................    40,481    4,462,038
     Savencia SA..........................................    33,010    2,189,385
     Seche Environnement SA...............................    13,689      444,790
     Societe BIC SA.......................................   172,540   17,280,031
# *  Societe des Bains de Mer et du Cercle des Etrangers
       a Monaco...........................................    60,012    3,300,278
     Societe Marseillaise du Tunnel Prado-Carenage SA.....     5,211      111,319
     Societe pour l'Informatique Industrielle.............    41,060      995,685
# *  SOITEC...............................................   121,539    9,333,953
# *  Solocal Group........................................ 3,930,265    2,023,443
     Somfy SA.............................................   103,954    8,213,544
     Sopra Steria Group...................................   101,694   10,282,751
#    SPIE SA..............................................   764,368   11,511,226
# *  SRP Groupe SA........................................    55,158      176,111
*    Stallergenes Greer P.L.C.............................    18,020      625,820
     Stef SA..............................................    27,508    2,653,122
     Sword Group..........................................    36,122    1,319,368
     Synergie SA..........................................    69,728    2,155,421
#    Tarkett SA...........................................   187,624    4,080,056
# *  Technicolor SA....................................... 1,899,131    2,124,755
     Teleperformance......................................   113,778   19,581,299
     Television Francaise 1...............................   615,411    4,989,021
# *  Tessi SA.............................................     6,874    1,258,300
     TFF Group............................................    15,351      708,451
     Thermador Groupe.....................................    36,424    2,069,593
     Total Gabon..........................................     3,035      432,153
*    Touax SA.............................................     9,530       57,800
     Trigano SA...........................................    54,707    5,288,907
*    Ubisoft Entertainment SA.............................    39,040    3,464,662
     Union Financiere de France BQE SA....................    17,494      444,881
# *  Vallourec SA......................................... 2,261,226    4,062,081
*    Valneva SE...........................................    52,180      201,325
     Vetoquinol SA........................................    19,343    1,143,089
     Vicat SA.............................................   109,234    5,462,475
     VIEL & Cie SA........................................   162,802      937,220
     Vilmorin & Cie SA....................................    33,165    2,155,068
*    Virbac SA............................................    22,346    3,145,312
     Vranken-Pommery Monopole SA..........................    19,129      514,739
     XPO Logistics Europe SADIR...........................        33       11,261
                                                                     ------------
TOTAL FRANCE..............................................            638,938,699
                                                                     ------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE>>
                                                           ------- -----------
GERMANY -- (16.0%)
     7C Solarparken AG....................................  12,773 $    40,349
*    A.S. Creation Tapeten................................   4,430      63,170
     Aareal Bank AG....................................... 449,919  14,548,842
     Adler Modemaerkte AG.................................  47,849     186,197
#    ADLER Real Estate AG................................. 233,631   3,740,136
#    ADO Properties SA.................................... 209,092  12,551,676
*    ADVA Optical Networking SE........................... 327,245   2,796,500
# *  AIXTRON SE........................................... 549,541   5,479,880
     All for One Steeb AG.................................   4,222     264,876
#    Allgeier SE..........................................  45,583   1,563,073
     Amadeus Fire AG......................................  37,989   3,793,175
     Atoss Software AG....................................   1,138     113,740
     Aurubis AG........................................... 290,012  15,882,613
     Basler AG............................................   9,667   1,650,896
     Bauer AG.............................................  70,305   1,177,078
     BayWa AG.............................................  98,410   2,688,257
     BayWa AG.............................................     124       4,488
     Bechtle AG........................................... 218,053  17,350,493
     Bertrandt AG.........................................  41,112   3,527,044
     bet-at-home.com AG...................................  18,583   1,268,050
     Bijou Brigitte AG....................................  22,217   1,012,123
     Bilfinger SE......................................... 231,425   7,398,217
     Borussia Dortmund GmbH & Co. KGaA.................... 524,870   5,400,031
     CANCOM SE............................................ 228,662   8,876,360
     Carl Zeiss Meditec AG................................ 169,872  15,417,957
     CECONOMY AG.......................................... 935,953   4,396,528
     CENIT AG.............................................  53,174     922,521
     CENTROTEC Sustainable AG.............................  37,672     500,560
     Cewe Stiftung & Co. KGAA.............................  41,759   3,677,423
     comdirect bank AG.................................... 217,781   2,503,257
     CompuGroup Medical SE................................ 171,318   8,529,431
     Corestate Capital Holding SA.........................  33,637   1,232,797
     CropEnergies AG...................................... 133,588     768,312
     CTS Eventim AG & Co. KGaA............................ 426,505  18,125,712
     Data Modul AG........................................  11,455     822,026
*    DEAG Deutsche Entertainment AG.......................  44,855     177,341
     Delticom AG..........................................  28,981     250,968
     Deutsche Beteiligungs AG.............................  91,686   3,581,974
#    Deutsche EuroShop AG................................. 382,119  11,891,375
     Deutsche Pfandbriefbank AG........................... 971,179  10,969,365
     Deutz AG............................................. 956,899   6,813,504
*    Dialog Semiconductor P.L.C........................... 570,697  16,685,183
     DIC Asset AG......................................... 385,711   4,354,923
     Diebold Nixdorf AG...................................  31,618   2,107,173
     DMG Mori AG..........................................  15,692     788,515
#    Dr Hoenle AG.........................................  35,239   2,043,416
     Draegerwerk AG & Co. KGaA............................  17,620     850,331
#    Duerr AG............................................. 385,653  15,795,601
     Eckert & Ziegler AG..................................  26,880   2,939,876
     EDAG Engineering Group AG............................  51,862     953,550
     Elmos Semiconductor AG...............................  85,244   2,331,197
#    ElringKlinger AG..................................... 204,148   1,796,747
     Energiekontor AG.....................................   2,066      34,112
# *  Evotec AG............................................ 294,534   6,916,128
#    Ferratum Oyj.........................................  64,645     706,653
     Fielmann AG.......................................... 175,680  11,927,884
#    First Sensor AG......................................  43,462     972,708
     FORTEC Elektronik AG.................................     372       8,853
     Francotyp-Postalia Holding AG, Class A...............  55,619     227,001

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- -----------
GERMANY -- (Continued)
     Freenet AG...........................................   967,714 $20,607,477
     FRIWO AG.............................................       513      15,292
     Fuchs Petrolub SE....................................    74,674   3,278,943
#    GEA Group AG.........................................   307,937   8,483,825
     Gerresheimer AG......................................   244,600  16,564,554
# *  Gerry Weber International AG.........................    89,613      66,867
     Gesco AG.............................................    56,186   1,551,555
#    GFT Technologies SE..................................   121,382   1,066,789
     Grand City Properties SA.............................   629,453  15,661,093
#    GRENKE AG............................................    81,982   7,538,591
     H&R GmbH & Co. KGaA..................................    64,746     592,720
     Hamburger Hafen und Logistik AG......................   176,858   3,940,291
     Hapag-Lloyd AG.......................................    46,902   1,184,146
     Hawesko Holding AG...................................        52       2,357
# *  Heidelberger Druckmaschinen AG....................... 1,982,859   4,015,252
     Hella GmbH & Co KGaA.................................   224,144  10,195,794
     Highlight Communications AG..........................    98,406     561,502
*    HolidayCheck Group AG................................   191,382     635,281
     Hornbach Baumarkt AG.................................    31,784     691,722
     Hornbach Holding AG & Co. KGaA.......................    21,699   1,128,639
     Hugo Boss AG.........................................   465,176  33,353,190
     Indus Holding AG.....................................   131,810   6,539,392
     Isra Vision AG.......................................   111,249   3,755,875
     IVU Traffic Technologies AG..........................    44,080     290,582
     Jenoptik AG..........................................   366,959  11,879,181
     K+S AG............................................... 1,534,743  29,888,682
#    Kloeckner & Co. SE...................................   575,851   4,303,915
#    Koenig & Bauer AG....................................    93,399   4,433,435
     Krones AG............................................   102,662   8,586,331
     KSB SE & Co. KGaA....................................     3,466   1,167,489
     KWS Saat SE..........................................    16,014   5,057,869
     Lanxess AG...........................................   426,436  23,471,489
     LEG Immobilien AG....................................   230,296  27,053,191
#    Leifheit AG..........................................    54,922   1,475,016
#    Leoni AG.............................................   245,137   9,081,968
*    LPKF Laser & Electronics AG..........................    73,571     468,520
# *  Manz AG..............................................    30,876     857,617
     MasterFlex SE........................................    21,291     174,563
     Mediclin AG..........................................    88,966     565,081
# *  Medigene AG..........................................    88,510     912,575
     METRO AG.............................................   541,839   9,169,484
     MLP SE...............................................   395,316   1,944,448
     Nemetschek SE........................................   145,020  18,612,320
     Nexus AG.............................................    78,165   2,373,092
*    Nordex SE............................................   409,049   4,665,798
     Norma Group SE.......................................   231,736  12,256,611
#    OHB SE...............................................    37,836   1,421,840
     OSRAM Licht AG.......................................   487,277  20,734,525
#    Paragon GmbH & Co. KGaA..............................    14,660     314,912
     Patrizia Immobilien AG...............................   349,126   7,776,707
*    Petro Welt Technologies AG...........................    12,774      74,363
#    Pfeiffer Vacuum Technology AG........................    54,234   7,600,217
     PNE AG...............................................   493,007   1,342,254
#    Progress-Werk Oberkirch AG...........................     8,558     292,851
     ProSiebenSat.1 Media SE.............................. 1,109,960  19,813,420
     PSI Software AG......................................    45,608     833,671
#    QSC AG...............................................   667,255   1,041,059
# *  R Stahl AG...........................................    14,952     397,180
     Rational AG..........................................     6,254   3,923,134

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- ------------
GERMANY -- (Continued)
     Rheinmetall AG.......................................   334,546 $ 34,749,378
     RHOEN-KLINIKUM AG....................................   233,180    6,080,179
     RIB Software SE......................................   269,313    3,911,142
*    Rocket Internet SE...................................   497,217   12,549,142
#    S&T AG...............................................   298,480    6,822,147
#    SAF-Holland SA.......................................   361,103    4,515,463
     Salzgitter AG........................................   294,149    8,887,066
# *  Schaltbau Holding AG.................................    32,728      712,070
#    Schloss Wachenheim AG................................     8,017      158,503
#    Scout24 AG...........................................   271,406   12,759,778
#    Secunet Security Networks AG.........................     5,929      707,361
# *  Senvion SA...........................................    31,747       64,727
# *  SGL Carbon SE........................................   248,361    2,041,733
# *  Shop Apotheke Europe NV..............................    21,934      904,847
#    SHW AG...............................................    25,624      589,532
     Siltronic AG.........................................   153,046   15,204,985
#    Sixt Leasing SE......................................    62,457      966,955
     Sixt SE..............................................    96,696    8,798,144
*    SLM Solutions Group AG...............................       919       11,497
#    SMA Solar Technology AG..............................    85,104    2,155,298
# *  SMT Scharf AG........................................    22,763      336,923
#    Softing AG...........................................    26,963      245,440
     Software AG..........................................   395,714   14,376,847
     Stabilus SA..........................................   170,155   10,628,904
#    STRATEC SE...........................................    23,284    1,597,034
#    Stroeer SE & Co. KGaA................................   203,496   11,401,401
     Suedzucker AG........................................   514,361    8,361,236
# *  SUESS MicroTec SE....................................   137,494    1,615,001
#    Surteco Group SE.....................................    45,548    1,298,332
     Syzygy AG............................................     2,030       21,099
     TAG Immobilien AG.................................... 1,005,173   25,404,510
     Takkt AG.............................................   196,243    3,317,558
#    Technotrans SE.......................................    44,267    1,460,643
*    Tele Columbus AG.....................................   296,432      866,039
     TLG Immobilien AG....................................   701,393   21,534,265
# *  Tom Tailor Holding SE................................   214,000      523,162
     Traffic Systems SE...................................    35,766      686,937
     VERBIO Vereinigte BioEnergie AG......................   144,414    1,155,197
     Vossloh AG...........................................    68,437    3,217,880
     Wacker Chemie AG.....................................    47,794    5,056,288
     Wacker Neuson SE.....................................   206,236    4,605,074
     Washtec AG...........................................    71,769    5,087,203
     Wuestenrot & Wuerttembergische AG....................   111,401    2,100,729
#    XING SE..............................................    19,544    5,853,507
     Zeal Network SE......................................    46,356    1,166,858
                                                                     ------------
TOTAL GERMANY.............................................            913,592,717
                                                                     ------------
IRELAND -- (0.7%)
     C&C Group P.L.C...................................... 1,085,694    4,109,221
     C&C Group P.L.C......................................   399,607    1,507,198
*    Cairn Homes P.L.C....................................   393,061      584,089
     Datalex P.L.C........................................   107,125      116,721
     FBD Holdings P.L.C...................................   125,459    1,235,131
     FBD Holdings P.L.C...................................     2,063       19,643
     Glanbia P.L.C........................................   181,510    3,468,565
     Glanbia P.L.C........................................   700,613   13,386,738
*    IFG Group P.L.C......................................   313,153      556,154
*    Independent News & Media P.L.C....................... 1,939,277      143,847
     Irish Continental Group P.L.C........................   487,130    2,648,084

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- -----------
IRELAND -- (Continued)
     Irish Continental Group P.L.C........................   234,200 $ 1,287,121
     Kingspan Group P.L.C.................................   158,384   6,477,712
*    Permanent TSB Group Holdings P.L.C...................   147,302     277,115
     Smurfit Kappa Group P.L.C............................   172,076   4,961,939
                                                                     -----------
TOTAL IRELAND.............................................            40,779,278
                                                                     -----------
ISRAEL -- (2.7%)
     Adgar Investment and Development, Ltd................     6,982      10,437
*    ADO Group, Ltd.......................................    94,197   2,047,231
     Afcon Holdings, Ltd..................................       764      34,820
*    Africa Israel Properties, Ltd........................    91,088   2,301,486
     Africa Israel Residences, Ltd........................     2,237      38,520
*    Airport City, Ltd....................................   457,131   6,026,749
*    Albaad Massuot Yitzhak, Ltd..........................     2,660      26,317
*    Allot, Ltd...........................................   170,989   1,186,440
     Alony Hetz Properties & Investments, Ltd.............   591,583   6,262,536
     Alrov Properties and Lodgings, Ltd...................    48,833   1,452,275
     Amot Investments, Ltd................................   692,577   3,652,533
     Arad, Ltd............................................    15,796     180,401
*    Arko Holdings, Ltd................................... 1,440,389     583,665
     Ashtrom Group, Ltd...................................    59,873     298,483
#    Ashtrom Properties, Ltd..............................   193,644     862,840
     AudioCodes, Ltd......................................   170,359   2,405,863
     Avgol Industries 1953, Ltd...........................   468,925     563,927
*    Azorim-Investment Development & Construction Co., Ltd   434,861     433,034
     Bayside Land Corp....................................     5,981   2,861,677
     Bet Shemesh Engines Holdings 1997, Ltd...............     9,289     230,900
     Big Shopping Centers, Ltd............................    31,056   1,927,814
# *  BioLine RX, Ltd......................................    96,617      60,304
#    Blue Square Real Estate, Ltd.........................    35,392   1,261,508
*    Bonus Biogroup, Ltd..................................   613,036      96,358
# *  Brack Capital Properties NV..........................    17,281   1,709,345
*    Brainsway, Ltd.......................................    34,472     195,027
     Camtek, Ltd..........................................    99,767     715,161
#    Carasso Motors, Ltd..................................    94,524     442,550
     Castro Model, Ltd....................................       145       2,838
*    Cellcom Israel, Ltd..................................   375,210   1,982,411
*    Ceragon Networks, Ltd................................   266,244   1,179,461
*    Clal Biotechnology Industries, Ltd...................   182,384     155,284
*    Clal Insurance Enterprises Holdings, Ltd.............   171,492   2,522,363
     Cohen Development & Industrial Buildings, Ltd........     3,184      78,668
# *  Compugen, Ltd........................................   188,351     677,565
     Danel Adir Yeoshua, Ltd..............................    19,795   1,020,943
#    Delek Automotive Systems, Ltd........................   218,975     988,922
     Delek Group, Ltd.....................................     6,139   1,071,250
#    Delta-Galil Industries, Ltd..........................    71,758   2,075,747
     Dexia Israel Bank, Ltd...............................     1,031     195,815
#    Direct Insurance Financial Investments, Ltd..........   111,017   1,315,539
     Dor Alon Energy in Israel 1988, Ltd..................     9,069     126,815
# *  El Al Israel Airlines................................   863,916     276,548
     Electra Consumer Products 1970, Ltd..................    43,078     483,766
     Electra, Ltd.........................................    11,939   2,816,196
*    Elron Electronic Industries, Ltd.....................    92,425     267,128
*    Energix-Renewable Energies, Ltd......................   757,422   1,044,451
# *  Enlight Renewable Energy, Ltd........................ 2,163,770   1,113,918
*    Equital, Ltd.........................................     2,248      57,771
*    Evogene, Ltd.........................................    79,189     179,353
*    First International Bank Of Israel, Ltd..............    64,587   1,529,269
     FMS Enterprises Migun, Ltd...........................    19,186     534,944

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- ------------
ISRAEL -- (Continued)
*    Foresight Autonomous Holdings, Ltd...................   172,589 $     65,311
#    Formula Systems 1985, Ltd............................    59,753    2,410,568
     Fox Wizel, Ltd.......................................    51,223    1,239,994
*    Gilat Satellite Networks, Ltd........................   220,246    2,117,467
#    Hadera Paper, Ltd....................................    21,687    1,621,852
#    Hamlet Israel-Canada, Ltd............................    32,722      675,957
     Harel Insurance Investments & Financial Services, Ltd   773,851    5,400,105
     Hilan, Ltd...........................................    86,717    2,162,087
     IDI Insurance Co., Ltd...............................    43,515    2,395,707
*    Industrial Buildings Corp., Ltd......................   916,355    1,388,033
#    Inrom Construction Industries, Ltd...................   333,092    1,081,954
     Intec Pharma, Ltd....................................    24,773      194,220
*    Israel Land Development Co., Ltd. (The)..............    29,765      214,355
     Isras Investment Co., Ltd............................     4,675      544,084
     Issta Lines, Ltd.....................................    11,573      178,391
     Jerusalem Oil Exploration............................    57,102    3,590,376
# *  Kamada, Ltd..........................................   184,955      976,181
     Kenon Holdings, Ltd..................................    93,754    1,716,652
*    Kerur Holdings, Ltd..................................    30,362      767,331
     Klil Industries, Ltd.................................     5,406      370,624
     Maabarot Products, Ltd...............................    23,653      304,519
#    Magic Software Enterprises, Ltd......................   122,714    1,015,585
     Matrix IT, Ltd.......................................   235,757    2,860,761
     Maytronics, Ltd......................................   256,863    1,544,040
#    Mediterranean Towers, Ltd............................   291,699      519,227
     Mega Or Holdings, Ltd................................    73,384      871,012
     Meitav Dash Investments, Ltd.........................    91,774      269,570
     Melisron, Ltd........................................    80,406    3,703,512
     Menora Mivtachim Holdings, Ltd.......................   170,769    2,086,664
     Migdal Insurance & Financial Holding, Ltd............ 2,302,421    2,110,261
     Minrav Holdings, Ltd.................................       263       28,508
#    Mivtach Shamir Holdings, Ltd.........................    23,078      374,246
     Naphtha Israel Petroleum Corp., Ltd..................   219,502    1,491,699
#    Nawi Brothers, Ltd...................................    98,368      554,760
*    Neto ME Holdings, Ltd................................     8,982      818,787
# *  Nova Measuring Instruments, Ltd......................   171,959    4,278,956
     NR Spuntech Industries, Ltd..........................    76,176      242,077
     Oil Refineries, Ltd.................................. 9,699,050    4,724,634
     One Software Technologies, Ltd.......................       552       20,725
     OPC Energy, Ltd......................................    17,219      101,400
*    Partner Communications Co., Ltd......................   795,511    3,609,901
#    Paz Oil Co., Ltd.....................................    54,047    8,084,163
*    Perion Network, Ltd..................................     5,485       18,425
     Phoenix Holdings, Ltd. (The).........................   505,448    2,841,804
     Plasson Industries, Ltd..............................    20,285      980,195
     Rami Levy Chain Stores Hashikma Marketing 2006, Ltd..    49,874    2,710,681
# *  Redhill Biopharma, Ltd...............................   379,787      319,209
     Scope Metals Group, Ltd..............................    42,730    1,086,434
#    Shapir Engineering and Industry, Ltd.................   507,970    1,782,686
# *  Shikun & Binui, Ltd.................................. 1,271,306    2,325,088
     Shufersal, Ltd.......................................   834,464    5,886,795
     Strauss Group, Ltd...................................    18,358      445,965
     Summit Real Estate Holdings, Ltd.....................   188,203    1,765,779
*    Suny Cellular Communication, Ltd.....................   473,129      254,380
#    Tadiran Holdings, Ltd................................    14,981      338,575
*    Tower Semiconductor, Ltd.............................   315,502    4,711,135
*    Union Bank of Israel.................................   199,952      866,502
     YH Dimri Construction & Development, Ltd.............     1,529       22,668
                                                                     ------------
TOTAL ISRAEL..............................................            154,647,743
                                                                     ------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                             SHARES      VALUE>>
                                                           ----------- -----------
ITALY -- (9.4%)
# *  A.S. Roma SpA........................................     856,401 $   519,150
     A2A SpA..............................................  10,568,083  19,282,795
     ACEA SpA.............................................     367,692   5,620,650
*    Aeffe SpA............................................     249,354     808,095
     Amplifon SpA.........................................     557,985   9,996,540
     Anima Holding SpA....................................   1,652,289   6,797,689
     Aquafil SpA..........................................      48,839     519,670
*    Arnoldo Mondadori Editore SpA........................   1,022,388   1,975,863
     Ascopiave SpA........................................     489,087   1,804,433
# *  Astaldi SpA..........................................     279,225     253,214
     Autogrill SpA........................................     901,070   8,105,245
     Autostrade Meridionali SpA...........................       3,917     130,965
     Avio SpA.............................................      69,374     928,572
#    Azimut Holding SpA...................................     835,144  10,593,184
#    B&C Speakers SpA.....................................      18,289     237,625
# *  Banca Carige SpA..................................... 148,414,098     254,812
     Banca Farmafactoring SpA.............................     416,797   2,443,199
     Banca Finnat Euramerica SpA..........................     616,149     243,583
     Banca Generali SpA...................................     406,232   9,583,385
     Banca IFIS SpA.......................................     143,766   2,763,927
     Banca Mediolanum SpA.................................   1,604,670   9,790,045
# *  Banca Monte dei Paschi di Siena SpA..................     213,039     301,811
     Banca Popolare di Sondrio SCPA.......................   3,145,191   8,391,765
#    Banca Profilo SpA....................................   1,814,636     329,963
#    Banca Sistema SpA....................................     331,868     544,325
# *  Banco BPM SpA........................................   9,985,963  19,384,199
#    Banco di Desio e della Brianza SpA...................     238,796     494,269
     BasicNet SpA.........................................     159,481     888,707
#    BE...................................................     564,587     568,161
     Biesse SpA...........................................      88,272   2,060,013
#    BPER Banca...........................................   3,576,937  12,121,941
     Brembo SpA...........................................   1,075,132  12,281,135
     Brunello Cucinelli SpA...............................     237,325   8,582,401
#    Buzzi Unicem SpA.....................................     553,360  10,571,421
     Cairo Communication SpA..............................     520,342   2,265,664
#    Carraro SpA..........................................     162,374     387,791
     Cembre SpA...........................................      18,099     431,798
     Cementir Holding SpA.................................     342,676   2,334,428
     Cerved Group SpA.....................................   1,357,732  11,950,083
     CIR-Compagnie Industriali Riunite SpA................   2,531,163   2,933,189
     Credito Emiliano SpA.................................     559,287   3,187,013
*    Credito Valtellinese SpA.............................  46,943,662   3,513,784
# *  d'Amico International Shipping SA....................   1,350,290     214,173
     Danieli & C Officine Meccaniche SpA..................      89,559   1,845,848
     Datalogic SpA........................................     125,946   3,404,820
     De' Longhi SpA.......................................     414,542  10,343,185
     DeA Capital SpA......................................     727,037   1,115,405
     DiaSorin SpA.........................................     150,988  13,826,487
     doBank SpA...........................................      10,615     144,934
     El.En. SpA...........................................       6,849     125,463
*    Elica SpA............................................      76,131     128,062
     Emak SpA.............................................     376,292     564,030
     Enav SpA.............................................   1,681,706   8,609,066
# *  ePrice SpA...........................................      99,656     176,888
     ERG SpA..............................................     413,405   8,099,564
#    Esprinet SpA.........................................     226,050     996,702
*    Eurotech SpA.........................................     252,395   1,024,670
# *  Exprivia SpA.........................................     109,673     140,954
     Falck Renewables SpA.................................     915,118   2,933,041

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- -----------
ITALY -- (Continued)
*    Fiera Milano SpA.....................................   113,340 $   635,883
#    Fila SpA.............................................   141,855   2,185,176
*    Fincantieri SpA...................................... 3,767,009   4,359,986
     FNM SpA.............................................. 1,129,632     683,409
# *  GEDI Gruppo Editoriale SpA...........................   927,122     392,532
#    Gefran SpA...........................................    37,987     337,182
#    Geox SpA.............................................   604,392     899,858
     Gruppo MutuiOnline SpA...............................   155,358   3,006,562
     Hera SpA............................................. 5,979,376  20,207,561
# *  IMMSI SpA............................................ 1,274,433     650,126
#    Industria Macchine Automatiche SpA...................   117,866   7,814,294
     Infrastrutture Wireless Italiane SpA.................   198,185   1,577,715
# *  Intek Group SpA...................................... 1,988,417     747,731
     Interpump Group SpA..................................   526,161  16,951,450
     Iren SpA............................................. 4,805,950  11,787,210
     Italgas SpA.......................................... 3,633,650  21,999,689
     Italmobiliare SpA....................................    51,273   1,140,409
     IVS Group SA.........................................    56,191     709,993
# *  Juventus Football Club SpA........................... 3,178,690   5,243,601
     La Doria SpA.........................................    77,820     767,583
     Leonardo SpA.........................................   786,405   7,620,300
     Maire Tecnimont SpA.................................. 1,122,646   4,505,992
     MARR SpA.............................................   221,010   5,289,203
     Massimo Zanetti Beverage Group SpA...................    65,668     474,580
# *  Mediaset SpA......................................... 3,820,606  12,555,674
     Nice SpA.............................................   161,881     644,973
# *  Openjobmetis SpA agenzia per il lavoro...............    61,558     564,656
# *  OVS SpA..............................................   977,759   1,491,870
     Parmalat SpA.........................................   759,628   2,477,340
     Piaggio & C SpA...................................... 1,293,743   2,971,543
     Prima Industrie SpA..................................    32,468     775,602
     RAI Way SpA..........................................   503,728   2,562,243
     Reno de Medici SpA................................... 1,282,618   1,078,350
     Reply SpA............................................   139,614   7,739,574
     Retelit SpA..........................................   812,002   1,428,661
# *  Rizzoli Corriere Della Sera Mediagroup SpA...........   903,466   1,503,480
     Sabaf SpA............................................    48,034     841,772
     SAES Getters SpA.....................................    51,882   1,183,329
*    Safilo Group SpA.....................................   233,748     214,987
*    Saipem SpA........................................... 4,754,191  22,601,480
#    Salini Impregilo SpA................................. 1,282,257   2,820,320
     Salvatore Ferragamo SpA..............................   357,472   7,169,339
     Saras SpA............................................ 4,112,452   8,762,414
     Servizi Italia SpA...................................    62,874     255,579
     Sesa SpA.............................................    51,313   1,543,612
     Societa Cattolica di Assicurazioni SC................ 1,178,893  10,878,267
     Societa Iniziative Autostradali e Servizi SpA........   571,280   8,792,598
# *  Sogefi SpA...........................................   323,297     677,677
#    SOL SpA..............................................   169,140   2,169,472
     Tamburi Investment Partners SpA......................   750,894   5,247,283
     Technogym SpA........................................   653,410   7,576,320
*    Tinexta S.p.A........................................    69,675     581,280
# *  Tiscali SpA.......................................... 9,160,788     167,798
#    Tod's SpA............................................    73,658   3,428,237
# *  TREVI - Finanziaria Industriale SpA..................   509,518     185,201
#    TXT e-solutions SpA..................................    32,416     354,216
#    Unieuro SpA..........................................    45,290     575,980
#    Unione di Banche Italiane SpA........................ 7,724,232  19,818,257
     Unipol Gruppo SpA.................................... 3,140,112  14,376,805

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- ------------
ITALY -- (Continued)
     UnipolSai Assicurazioni SpA.......................... 3,623,755 $  9,045,551
     Zignago Vetro SpA....................................   179,855    1,883,919
                                                                     ------------
TOTAL ITALY...............................................            536,803,478
                                                                     ------------
NETHERLANDS -- (6.1%)
     Aalberts Industries NV...............................   686,058   24,029,178
     Accell Group NV......................................   154,132    3,389,246
*    AFC Ajax NV..........................................    13,955      261,901
# *  Altice Europe NV..................................... 3,343,140    6,819,486
*    Altice Europe NV, Class B............................   127,269      260,712
#    AMG Advanced Metallurgical Group NV..................   184,488    6,669,614
#    Amsterdam Commodities NV.............................   115,803    2,566,572
     APERAM SA............................................   390,560   11,921,864
#    Arcadis NV...........................................   495,339    6,431,628
     ASM International NV.................................   328,973   15,936,350
     ASR Nederland NV.....................................     5,831      245,941
*    Basic-Fit NV.........................................   140,182    4,288,655
     BE Semiconductor Industries NV.......................   461,583   11,971,146
#    Beter Bed Holding NV.................................    22,883      118,058
     BinckBank NV.........................................   388,322    2,772,897
#    Boskalis Westminster.................................   653,419   17,170,323
     Brunel International NV..............................   152,445    2,126,400
     Corbion NV...........................................   400,740   11,350,260
     Flow Traders.........................................   226,049    6,986,392
     ForFarmers NV........................................   200,385    1,947,871
# *  Fugro NV.............................................   597,586    6,590,283
*    Gemalto NV...........................................   306,999   17,803,814
*    Gemalto NV...........................................   231,595   13,429,132
     GrandVision NV.......................................   278,682    6,213,474
*    Heijmans NV..........................................   163,686    1,709,617
     Hunter Douglas NV....................................    23,885    1,558,693
     IMCD NV..............................................   313,609   22,886,620
#    Intertrust NV........................................   435,442    7,075,440
     KAS Bank NV..........................................    99,500      692,553
     Kendrion NV..........................................   103,326    2,519,173
     Koninklijke BAM Groep NV............................. 1,862,843    6,659,341
     Koninklijke Vopak NV.................................   392,125   19,927,443
*    Lucas Bols NV........................................    20,321      363,886
     Nederland Apparatenfabriek...........................    33,193    1,648,683
# *  OCI NV...............................................   480,597   10,163,477
     Ordina NV............................................   673,792    1,146,730
#    PostNL NV............................................ 3,007,302    7,770,272
     SBM Offshore NV...................................... 1,312,617   21,665,774
#    SIF Holding NV.......................................    35,317      358,996
     Signify NV...........................................   707,908   17,536,944
     Sligro Food Group NV.................................   164,297    6,197,590
*    Takeaway.com NV......................................   142,599    9,044,923
     TKH Group NV.........................................   264,245   12,762,010
*    TomTom NV............................................   906,620    8,115,906
     Van Lanschot Kempen NV...............................    76,558    1,790,180
#    Wessanen.............................................   484,021    4,957,781
                                                                     ------------
TOTAL NETHERLANDS.........................................            347,853,229
                                                                     ------------
NORWAY -- (2.3%)
     ABG Sundal Collier Holding ASA....................... 2,265,636    1,174,631
     AF Gruppen ASA.......................................    58,219      956,249
*    Akastor ASA.......................................... 1,077,318    1,648,058
*    Aker Solutions ASA................................... 1,083,854    5,916,498

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                             SHARES    VALUE>>
                                                           ---------- ----------
NORWAY -- (Continued)
     American Shipping Co. ASA............................    195,707 $  765,769
# *  Archer, Ltd..........................................    716,721    401,841
*    Arendals Fossekompani A.S............................         90     37,203
     Atea ASA.............................................    492,955  6,811,835
     Austevoll Seafood ASA................................    303,444  3,875,117
# *  Avance Gas Holding, Ltd..............................    360,108    558,803
# *  Axactor SE...........................................    814,769  2,008,950
#    B2Holding ASA........................................    800,555  1,357,204
     Bakkafrost P/F.......................................      1,828     95,030
     Bonheur ASA..........................................    140,320  1,947,439
     Borregaard ASA.......................................    688,825  6,121,050
# *  BW LPG, Ltd..........................................    667,605  2,051,425
*    BW Offshore, Ltd.....................................    837,993  3,991,997
     Data Respons ASA.....................................     14,736     43,686
     DNO ASA..............................................  4,507,812  8,670,311
# *  DOF ASA..............................................    735,979    297,083
     Entra ASA............................................     59,049    855,672
     Europris ASA.........................................  1,139,756  3,668,805
*    FLEX LNG, Ltd........................................  1,273,377  1,668,290
*    Frontline, Ltd.......................................    485,669  2,495,593
# *  Funcom NV............................................    448,602    691,782
     Grieg Seafood ASA....................................    332,718  4,299,008
#    Hexagon Composites ASA...............................    569,796  2,017,847
#    Hoegh LNG Holdings, Ltd..............................    258,448  1,192,155
# *  IDEX ASA.............................................    506,708    244,315
     Itera ASA............................................     10,713     10,033
*    Kongsberg Automotive ASA.............................  2,171,519  1,850,780
     Kongsberg Gruppen ASA................................     69,528    969,190
*    Kvaerner ASA.........................................  1,605,790  2,271,310
     Magnora ASA..........................................    220,956    167,427
# *  NEL ASA..............................................  5,447,319  3,613,351
# *  Next Biometrics Group A.S............................     42,153     53,372
# *  Nordic Nanovector ASA................................    313,112  1,584,450
# *  Nordic Semiconductor ASA.............................    884,263  3,080,928
     Norway Royal Salmon ASA..............................     84,345  2,036,775
# *  Norwegian Air Shuttle ASA............................    163,645  2,502,190
*    Norwegian Finans Holding ASA.........................    524,479  4,315,692
     Norwegian Property ASA...............................    805,865  1,030,711
#    Ocean Yield ASA......................................    324,948  2,337,076
# *  Odfjell Drilling, Ltd................................    598,374  1,761,449
     Odfjell SE, Class A..................................    137,586    468,083
     Olav Thon Eiendomsselskap ASA........................    106,960  1,820,441
*    Otello Corp. ASA.....................................    266,155    446,766
# *  Panoro Energy ASA....................................    321,667    572,780
# *  Petroleum Geo-Services ASA...........................  2,204,670  4,974,211
# *  PhotoCure ASA........................................    106,211    558,242
*    Prosafe SE...........................................    319,687    615,211
# *  Protector Forsikring ASA.............................    394,409  2,248,979
*    Q-Free ASA...........................................    179,836    156,016
# *  REC Silicon ASA...................................... 10,793,710    737,892
     Sbanken ASA..........................................    398,418  3,617,823
     Scatec Solar ASA.....................................    570,555  5,704,012
     Selvaag Bolig ASA....................................    267,572  1,377,516
     Solon Eiendom ASA....................................     52,538    224,392
# *  Solstad Offshore ASA.................................    675,336    121,085
     SpareBank 1 SR-Bank ASA..............................     48,387    523,850
     Spectrum ASA.........................................    216,896  1,027,278
     Stolt-Nielsen, Ltd...................................    185,151  2,234,158
# *  Thin Film Electronics ASA............................  2,062,851    163,398

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- ------------
NORWAY -- (Continued)
     Tomra Systems ASA....................................     75,820 $  1,969,927
     Treasure ASA.........................................    306,583      477,756
#    Veidekke ASA.........................................    647,058    7,065,679
*    Wallenius Wilhelmsen ASA.............................    101,766      361,465
     Wilh Wilhelmsen Holding ASA, Class A.................     68,304    1,195,191
#    XXL ASA..............................................     94,000      315,384
                                                                      ------------
TOTAL NORWAY..............................................             132,425,915
                                                                      ------------
PORTUGAL -- (1.2%)
     Altri SGPS SA........................................    555,876    4,599,597
*    Banco Comercial Portugues SA, Class R................ 64,683,272   17,834,565
#    CTT-Correios de Portugal SA..........................  1,081,312    3,893,310
     Ibersol SGPS SA......................................     36,721      354,564
*    Mota-Engil SGPS SA...................................    725,186    1,603,507
     Navigator Co. SA (The)...............................  1,917,861    9,383,780
     NOS SGPS SA..........................................  1,840,260   11,937,448
     Novabase SGPS SA.....................................     72,649      180,559
     REN - Redes Energeticas Nacionais SGPS SA............  3,001,354    9,015,065
     Semapa-Sociedade de Investimento e Gestao............    172,045    3,005,974
     Sonae Capital SGPS SA................................    789,547      803,783
     Sonae SGPS SA........................................  6,395,397    6,672,780
*    Teixeira Duarte SA...................................    797,539      127,864
                                                                      ------------
TOTAL PORTUGAL............................................              69,412,796
                                                                      ------------
SPAIN -- (5.7%)
     Acciona SA...........................................    206,462   19,658,034
     Acerinox SA..........................................  1,209,680   13,182,123
# *  Adveo Group International SA.........................     84,445       46,878
     Alantra Partners SA..................................     53,330      804,566
     Almirall SA..........................................    472,247    8,012,208
# *  Amper SA.............................................  6,171,198    2,014,341
     Applus Services SA...................................    879,100   10,078,596
#    Atresmedia Corp. de Medios de Comunicacion SA........    609,294    2,957,200
     Azkoyen SA...........................................     67,253      519,214
*    Baron de Ley.........................................     13,441    1,684,084
     Bolsas y Mercados Espanoles SHMSF SA.................    501,422   15,152,180
#    Cellnex Telecom SA...................................    970,430   27,346,346
     Cia de Distribucion Integral Logista Holdings SA.....    353,552    9,129,713
     CIE Automotive SA....................................    475,752   13,361,577
     Construcciones y Auxiliar de Ferrocarriles SA........    124,475    5,608,029
# *  Deoleo SA............................................  2,541,069      238,992
#    Distribuidora Internacional de Alimentacion SA.......  3,849,981    1,886,018
# *  Duro Felguera SA..................................... 16,320,605      288,241
#    Ebro Foods SA........................................    524,946   10,807,549
# *  eDreams ODIGEO SA....................................    408,701    1,263,819
     Elecnor SA...........................................    200,108    2,815,405
     Enagas SA............................................    456,723   13,312,537
     Ence Energia y Celulosa SA...........................  1,118,132    8,682,501
     Ercros SA............................................    793,840    3,299,054
     Euskaltel SA.........................................    522,492    4,788,032
     Faes Farma SA........................................  1,947,405    7,313,950
*    Fluidra SA...........................................    357,448    4,053,723
*    Fomento de Construcciones y Contratas SA.............    297,298    4,399,667
*    Global Dominion Access SA............................    683,487    3,565,811
     Grupo Catalana Occidente SA..........................    247,676    9,814,751
*    Grupo Empresarial San Jose SA........................    146,122      961,645
# *  Grupo Ezentis SA.....................................  1,683,706    1,143,661
     Iberpapel Gestion SA.................................     46,287    1,686,163

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- ------------
SPAIN -- (Continued)
# *  Indra Sistemas SA....................................    810,072 $  8,334,803
     Laboratorios Farmaceuticos Rovi SA...................     70,000    1,482,196
*    Liberbank SA......................................... 13,157,390    6,498,170
# *  Masmovil Ibercom SA..................................    164,095    3,578,111
     Mediaset Espana Comunicacion SA......................  1,072,499    7,556,407
     Melia Hotels International SA........................    793,796    7,963,905
#    Miquel y Costas & Miquel SA..........................    144,403    2,820,212
*    Natra SA.............................................    244,091      249,439
#    Obrascon Huarte Lain SA..............................    926,681      846,926
     Parques Reunidos Servicios Centrales SAU.............     45,336      544,950
# *  Pharma Mar SA........................................  1,282,685    1,901,725
     Prim SA..............................................     39,523      504,319
# *  Promotora de Informaciones SA, Class A...............  1,872,888    3,620,661
     Prosegur Cia de Seguridad SA.........................  1,671,178    9,046,640
*    Quabit Inmobiliaria SA...............................    822,737    1,322,308
# *  Realia Business SA...................................  1,715,608    1,983,529
     Renta 4 Banco SA.....................................        442        3,968
     Sacyr S.A............................................  3,024,288    7,300,660
     Sacyr S.A............................................     86,408      208,091
# *  Solaria Energia y Medio Ambiente SA..................    387,222    2,393,439
*    Talgo SA.............................................    576,269    3,593,652
#    Tecnicas Reunidas SA.................................    202,691    5,184,544
     Telepizza Group SA...................................    141,409      986,952
#    Tubacex SA...........................................    799,622    2,601,901
# *  Tubos Reunidos SA....................................    785,848      232,738
     Unicaja Banco SA.....................................    986,528    1,157,170
     Vidrala SA...........................................    107,345    9,849,783
#    Viscofan SA..........................................    281,337   15,683,453
*    Vocento SA...........................................    352,577      451,845
     Zardoya Otis SA......................................  1,104,356    8,749,675
                                                                      ------------
TOTAL SPAIN...............................................             326,528,780
                                                                      ------------
SWEDEN -- (7.5%)
*    AcadeMedia AB........................................    285,061    1,482,852
     Acando AB............................................    924,961    3,021,165
#    AddLife AB, Class B..................................     85,729    2,080,215
     AddNode Group AB.....................................     66,817      819,680
     AddTech AB, Class B..................................    341,789    6,745,436
     AF AB, Class B.......................................    518,890    9,146,484
     Ahlsell AB...........................................  1,087,425    6,560,642
#    Alimak Group AB......................................    242,153    3,239,724
# *  Anoto Group AB.......................................    337,822      105,939
*    Arise AB.............................................     36,861       70,082
     Arjo AB, Class B.....................................    503,780    1,792,421
     Atrium Ljungberg AB, Class B.........................    205,645    3,762,885
     Attendo AB...........................................    649,116    4,986,312
#    Avanza Bank Holding AB...............................    158,265    7,199,458
*    BE Group AB..........................................     27,710      131,982
     Beijer Alma AB.......................................    276,077    4,201,875
*    Beijer Electronics Group AB..........................     80,992      411,217
     Beijer Ref AB........................................    438,641    6,659,959
     Bergman & Beving AB..................................    184,842    1,777,125
     Besqab AB............................................     21,962      236,620
     Betsson AB...........................................    914,615    8,423,498
     Bilia AB, Class A....................................    631,997    5,560,008
#    BillerudKorsnas AB...................................    846,650   10,691,794
     BioGaia AB, Class B..................................    115,032    4,677,148
     Biotage AB...........................................    449,902    5,775,247
     Bjorn Borg AB........................................     99,769      239,458

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- -----------
SWEDEN -- (Continued)
#    Bonava AB............................................    12,198 $   151,515
     Bonava AB, Class B...................................   439,863   5,510,640
     Bravida Holding AB...................................   699,735   5,128,452
     Bufab AB.............................................   201,951   2,111,687
#    Bulten AB............................................   115,934   1,125,721
     Bure Equity AB.......................................   442,119   5,446,216
#    Byggmax Group AB.....................................   363,928   1,366,272
     Catena AB............................................   138,200   3,722,873
# *  Cavotec SA...........................................    79,682     122,081
#    Clas Ohlson AB, Class B..............................   148,783   1,295,661
     Cloetta AB, Class B.................................. 1,588,521   4,213,803
# *  CLX Communications AB................................    37,772     437,533
*    Collector AB.........................................   140,712     757,540
     Concentric AB........................................   370,992   5,371,929
     Coor Service Management Holding AB...................   215,512   1,668,144
     Corem Property Group AB..............................   163,626     201,855
     Dedicare AB, Class B.................................    20,550     170,190
     Dios Fastigheter AB..................................   803,958   5,768,770
     Dometic Group AB.....................................   801,797   5,720,755
*    Doro AB..............................................   155,569     651,540
#    Duni AB..............................................   216,832   2,553,673
#    Dustin Group AB......................................   433,676   3,903,880
     Eastnine AB..........................................   124,292   1,394,303
     Elanders AB, Class B.................................    54,920     565,094
# *  Eltel AB.............................................   192,132     305,072
# *  Enea AB..............................................    83,607   1,125,953
#    eWork Group AB.......................................    32,666     290,586
#    Fagerhult AB.........................................   211,351   1,721,082
     Fenix Outdoor International AG.......................    18,198   1,804,972
# *  Fingerprint Cards AB, Class B........................   634,700   1,238,257
     Getinge AB, Class B..................................   160,431   1,811,470
     Granges AB...........................................   536,918   5,163,946
     Gunnebo AB...........................................   175,854     445,671
     Haldex AB............................................   232,013   1,629,474
     Heba Fastighets AB, Class B..........................    58,856     878,714
*    Hembla AB............................................   120,788   2,198,808
     Hemfosa Fastigheter AB............................... 1,283,246  11,389,672
     HIQ International AB.................................   136,737     855,604
#    HMS Networks AB......................................   110,303   1,456,323
#    Hoist Finance AB.....................................   445,011   2,158,897
     Holmen AB, Class B...................................   199,608   4,277,654
     Humana AB............................................     2,657      19,713
     Indutrade AB.........................................   250,154   6,291,750
     Inwido AB............................................   342,722   2,200,416
#    JM AB................................................   503,416  10,177,360
     KappAhl AB...........................................   488,702     939,647
     Kindred Group P.L.C..................................   995,276  10,246,305
#    Klovern AB, Class B.................................. 3,926,731   4,782,562
     KNOW IT AB...........................................   184,264   3,338,212
     Kungsleden AB........................................ 1,347,778  10,231,258
     Lagercrantz Group AB, Class B........................   444,289   4,854,815
     Lindab International AB..............................   557,235   4,490,733
     Loomis AB, Class B...................................   475,749  17,069,416
# *  Medivir AB, Class B..................................   169,635     401,614
     Mekonomen AB.........................................   282,646   2,253,696
     Momentum Group AB, Class B...........................   179,229   1,706,865
#    MQ Holding AB........................................    25,122      27,980
#    Mycronic AB..........................................   466,944   5,977,818
     Nederman Holding AB..................................    29,566     313,940

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- ------------
SWEDEN -- (Continued)
# *  Net Insight AB, Class B.............................. 1,129,868 $    281,084
     NetEnt AB............................................ 1,164,572    5,640,067
     New Wave Group AB, Class B...........................   423,290    2,503,206
     Nobia AB.............................................   772,202    4,477,777
     Nobina AB............................................   691,706    4,744,018
     Nolato AB, Class B...................................   174,895    8,053,350
     Nordic Waterproofing Holding A.S.....................    47,589      385,181
     NP3 Fastigheter AB...................................   141,534      995,330
*    Nyfosa AB............................................ 1,190,625    6,434,495
     OEM International AB, Class B........................    46,319      957,082
     Opus Group AB........................................ 1,440,504      914,353
*    Orexo AB.............................................     7,005       56,993
     Oriflame Holding AG..................................   237,287    5,278,561
     Pandox AB............................................    64,375    1,120,792
     Peab AB.............................................. 1,218,861   10,160,504
     Platzer Fastigheter Holding AB, Class B..............   207,638    1,576,056
#    Pricer AB, Class B...................................   884,404    1,027,616
     Proact IT Group AB...................................    52,625    1,095,642
# *  Qliro Group AB.......................................   794,013      937,783
*    Radisson Hospitality AB..............................   244,456    1,144,769
     Ratos AB, Class B.................................... 1,140,058    3,274,882
# *  RaySearch Laboratories AB............................   155,570    1,747,364
*    Recipharm AB, Class B................................   313,965    4,048,477
     Resurs Holding AB....................................   444,760    2,931,533
#    Rottneros AB.........................................   641,827      645,502
     Sagax AB, Class B....................................   156,242    2,540,456
*    SAS AB............................................... 1,611,458    4,356,707
     Scandi Standard AB...................................   361,639    2,495,342
     Scandic Hotels Group AB..............................   459,245    4,383,027
     Sectra AB, Class B...................................   102,141    2,486,633
     Semcon AB............................................   107,246      595,399
# *  Sensys Gatso Group AB................................ 2,363,041      532,968
     SkiStar AB...........................................   325,238    3,953,043
     Sweco AB, Class B....................................   304,961    6,258,272
#    Systemair AB.........................................    84,050      880,653
     Thule Group AB.......................................   674,120   13,763,323
#    Troax Group AB.......................................    55,086    1,692,170
     VBG Group AB, Class B................................    26,108      374,305
     Vitrolife AB.........................................   385,093    6,802,364
     Wallenstam AB, Class B...............................   804,720    8,103,841
#    Wihlborgs Fastigheter AB............................. 1,003,109   13,086,870
                                                                     ------------
TOTAL SWEDEN..............................................            425,973,398
                                                                     ------------
SWITZERLAND -- (11.2%)
     Allreal Holding AG...................................    99,807   16,190,054
*    Alpiq Holding AG.....................................    13,389    1,037,598
     ALSO Holding AG......................................    37,445    4,844,340
#    ams AG...............................................   285,353    7,649,161
     APG SGA SA...........................................     8,331    2,804,141
# *  Arbonia AG...........................................   322,772    3,904,263
*    Aryzta AG............................................ 5,645,125    6,353,500
     Ascom Holding AG.....................................   232,217    2,981,988
#    Autoneum Holding AG..................................    20,419    3,345,760
     Bachem Holding AG, Class B...........................     7,722      887,921
#    Banque Cantonale de Geneve...........................     9,027    1,774,958
     Banque Cantonale du Jura SA..........................     4,071      213,157
     Banque Cantonale Vaudoise............................     9,434    7,481,708
     Belimo Holding AG....................................     2,850   12,372,777
     Bell Food Group AG...................................    12,511    3,920,067

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- -----------
SWITZERLAND -- (Continued)
     Bellevue Group AG....................................    55,759 $ 1,234,918
     Berner Kantonalbank AG...............................    27,158   5,753,154
     BFW Liegenschaften AG................................     2,894     123,858
     BKW AG...............................................   138,534   9,748,788
     Bobst Group SA.......................................    55,474   4,483,461
     Bossard Holding AG, Class A..........................    42,302   6,672,023
     Bucher Industries AG.................................    49,716  15,183,133
     Burckhardt Compression Holding AG....................    15,446   3,970,340
#    Burkhalter Holding AG................................    25,643   2,173,633
     Calida Holding AG....................................    28,754     861,842
     Carlo Gavazzi Holding AG.............................     2,307     636,156
     Cembra Money Bank AG.................................   201,328  17,385,601
     Cham Group AG........................................     2,358     986,910
#    Cicor Technologies, Ltd..............................    14,473     632,984
     Cie Financiere Tradition SA..........................    10,069   1,083,790
     Coltene Holding AG...................................    25,483   2,433,458
     Conzzeta AG..........................................     9,062   7,891,607
     Daetwyler Holding AG.................................    46,662   7,048,695
     DKSH Holding AG......................................   200,490  15,026,989
     dormakaba Holding AG.................................    23,870  15,724,509
*    Dottikon Es Holding AG...............................       143      63,442
     Dufry AG.............................................    92,964   9,297,867
     EFG International AG.................................   593,005   3,516,670
     Emmi AG..............................................    15,833  13,368,256
     Energiedienst Holding AG.............................    76,963   2,282,929
*    Evolva Holding SA.................................... 3,349,123     689,954
     Feintool International Holding AG....................    14,850   1,163,899
     Flughafen Zurich AG..................................    68,686  12,132,590
     Forbo Holding AG.....................................     8,262  11,519,666
#    GAM Holding AG....................................... 1,257,924   5,490,862
     Georg Fischer AG.....................................    28,198  24,994,512
#    Gurit Holding AG.....................................     2,844   2,641,753
     Helvetia Holding AG..................................    49,639  29,388,138
     Hiag Immobilien Holding AG...........................    16,327   1,905,285
#    HOCHDORF Holding AG..................................     7,010     867,404
     Huber & Suhner AG....................................    83,467   6,448,283
     Hypothekarbank Lenzburg AG...........................         6      26,562
     Implenia AG..........................................   105,240   3,712,028
     Inficon Holding AG...................................    13,768   7,323,986
     Interroll Holding AG.................................     4,509   8,157,980
     Intershop Holding AG.................................     9,536   4,768,611
     Investis Holding SA..................................     1,343      83,454
     Jungfraubahn Holding AG..............................    11,104   1,519,796
     Kardex AG............................................    46,653   6,152,977
     Komax Holding AG.....................................    28,886   7,657,843
#    Kudelski SA..........................................   235,411   1,570,225
*    Lastminute.com NV....................................    22,489     407,463
     LEM Holding SA.......................................     3,808   4,560,105
     Liechtensteinische Landesbank AG.....................    57,858   3,790,857
     Logitech International SA............................    28,502   1,039,830
     Luzerner Kantonalbank AG.............................    18,980   9,087,872
# *  MCH Group AG.........................................     8,468     164,866
#    Meier Tobler Group AG................................    22,913     345,410
     Metall Zug AG........................................       995   2,911,284
# *  Meyer Burger Technology AG........................... 1,377,244   1,309,542
     Mikron Holding AG....................................     8,692      65,916
     Mobilezone Holding AG................................   252,940   2,724,216
     Mobimo Holding AG....................................    47,796  11,716,644
# *  Newron Pharmaceuticals SpA...........................    27,706     189,644

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES      VALUE>>
                                                           --------- --------------
SWITZERLAND -- (Continued)
     OC Oerlikon Corp. AG................................. 1,551,117 $   20,044,170
# *  Orascom Development Holding AG.......................    94,819      1,550,962
#    Orell Fuessli Holding AG.............................     5,028        414,059
     Orior AG.............................................    35,374      3,032,652
     Panalpina Welttransport Holding AG...................    72,893     12,825,753
     Phoenix Mecano AG....................................     4,235      2,074,148
     Plazza AG, Class A...................................     6,745      1,518,791
     PSP Swiss Property AG................................   319,015     32,820,043
#    Rieter Holding AG....................................    18,515      2,564,060
     Romande Energie Holding SA...........................     2,625      3,012,981
#    Schaffner Holding AG.................................     3,238        834,403
*    Schmolz + Bickenbach AG.............................. 3,333,899      1,946,307
     Schweiter Technologies AG............................     6,408      6,067,186
     SFS Group AG.........................................   119,799      9,641,164
     Siegfried Holding AG.................................    30,042     10,596,450
     St Galler Kantonalbank AG............................    14,409      7,205,633
     Sulzer AG............................................   123,296     11,325,483
     Sunrise Communications Group AG......................   261,405     22,038,473
     Swissquote Group Holding SA..........................    68,671      3,234,087
     Tamedia AG...........................................    15,552      1,790,529
     Tecan Group AG.......................................    14,214      2,870,295
     Thurgauer Kantonalbank...............................     3,152        328,245
#    Tornos Holding AG....................................    26,632        240,264
#    u-blox Holding AG....................................    48,136      4,108,860
     Valiant Holding AG...................................   106,613     11,514,764
     Valora Holding AG....................................    24,885      6,613,420
#    VAT Group AG.........................................   174,607     18,078,705
     Vaudoise Assurances Holding SA.......................     6,291      3,199,481
     Vetropack Holding AG.................................     1,273      2,903,107
# *  Von Roll Holding AG..................................   339,643        447,046
     Vontobel Holding AG..................................   178,258     10,048,473
     VP Bank AG...........................................    21,211      2,961,526
     VZ Holding AG........................................    16,487      4,371,611
     Walliser Kantonalbank................................    18,866      2,182,150
     Warteck Invest AG....................................         2          3,882
#    Ypsomed Holding AG...................................    21,974      2,546,726
     Zehnder Group AG.....................................    71,576      2,393,155
     Zug Estates Holding AG, Class B......................     1,110      1,914,577
     Zuger Kantonalbank AG................................       681      4,152,664
                                                                     --------------
TOTAL SWITZERLAND.........................................              635,292,148
                                                                     --------------
UNITED KINGDOM -- (0.1%)
     Rhi Magnesita NV.....................................    59,005      3,273,589
                                                                     --------------
TOTAL COMMON STOCKS.......................................            5,286,106,245
                                                                     --------------
PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
     Biotest AG...........................................    91,501      2,411,678
     Draegerwerk AG & Co. KGaA............................    57,452      3,190,553
     Fuchs Petrolub SE....................................     5,953        279,256
     Jungheinrich AG......................................   347,495     10,547,223
     Sixt SE..............................................   110,370      7,062,993
     STO SE & Co. KGaA....................................    12,600      1,247,754
     Villeroy & Boch AG...................................    50,436        772,326
                                                                     --------------
TOTAL GERMANY.............................................               25,511,783
                                                                     --------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                             SHARES       VALUE>>
                                                           ---------- --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
# *  Intercell AG Rights 05/16/13.........................    254,689 $            0
                                                                      --------------
SWEDEN -- (0.0%)
*    AddLife AB Rights 02/15/19...........................     85,038        103,381
# *  Anoto Group AB Warrants 04/30/21.....................     24,130              0
                                                                      --------------
TOTAL SWEDEN.                                                                103,381
                                                                      --------------
TOTAL RIGHTS/WARRANTS.                                                       103,381
                                                                      --------------
TOTAL INVESTMENT SECURITIES.                                           5,311,721,409
                                                                      --------------
                                                                          VALUE+
                                                                      --------------
SECURITIES LENDING COLLATERAL -- (6.8%)
@  (S) DFA Short Term Investment Fund..................... 33,456,971    387,130,610
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $5,242,354,942)^^.......................................... $5,698,852,019
                                                                      ==============

P.L.C..Public Limited Company..................................................
SA...Special Assessment........................................................
>> Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#  Total or Partial Securities on Loan.
*  Non-Income Producing Securities.
+  See Security Valuation Note within the Notes to Schedules of Investments.
@  Security purchased with cash proceeds from Securities on Loan.
(S)Affiliated Fund.
^^ See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series' investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------------
                                 LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               ------------   -------------- -------- --------------
Common Stocks
   Austria....................           --   $  172,056,382       -- $  172,056,382
   Belgium.................... $  9,571,651      209,548,110       --    219,119,761
   Denmark....................           --      311,322,563       --    311,322,563
   Finland....................           --      358,085,769       --    358,085,769
   France.....................      147,545      638,791,154       --    638,938,699
   Germany....................           --      913,592,717       --    913,592,717
   Ireland....................           --       40,779,278       --     40,779,278
   Israel.....................    1,179,461      153,468,282       --    154,647,743
   Italy......................           --      536,803,478       --    536,803,478
   Netherlands................   13,429,132      334,424,097       --    347,853,229
   Norway.....................           --      132,425,915       --    132,425,915
   Portugal...................           --       69,412,796       --     69,412,796
   Spain......................           --      326,528,780       --    326,528,780
   Sweden.....................    6,434,495      419,538,903       --    425,973,398
   Switzerland................           --      635,292,148       --    635,292,148
   United Kingdom.............           --        3,273,589       --      3,273,589
Preferred Stocks
   Germany....................           --       25,511,783       --     25,511,783
Rights/Warrants
   Sweden.....................           --          103,381       --        103,381
Securities Lending Collateral.           --      387,130,610       --    387,130,610
                               ------------   -------------- -------- --------------
TOTAL......................... $30,762,284    $5,668,089,735       -- $5,698,852,019
                               ============   ============== ======== ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                           SHARES     VALUE>>
                                                          --------- ------------
COMMON STOCKS -- (96.2%)
BRAZIL -- (6.5%)
    Ambev SA, ADR........................................ 5,984,451 $ 28,785,209
    Ambev SA.............................................   855,320    4,109,340
    Atacadao Distribuicao Comercio e Industria, Ltd......   380,781    2,087,678
    B3 SA - Brasil Bolsa Balcao.......................... 1,910,917   16,502,647
    Banco Bradesco SA, ADR............................... 1,056,734   13,124,636
    Banco Bradesco SA.................................... 1,025,829   11,331,953
    Banco BTG Pactual SA.................................    20,390      165,511
    Banco do Brasil SA...................................   698,316    9,936,990
    Banco Santander Brasil SA............................   374,457    4,938,867
    BB Seguridade Participacoes SA.......................   636,043    5,417,600
    Braskem SA, Sponsored ADR............................   144,940    4,130,790
*   BRF SA...............................................   891,940    5,758,994
    CCR SA............................................... 2,801,227   11,434,483
*   Centrais Eletricas Brasileiras SA....................   270,077    2,773,394
*   Centrais Eletricas Brasileiras SA, ADR...............    42,419      467,033
    Cia de Saneamento Basico do Estado de Sao Paulo......   457,600    5,451,875
    Cia de Saneamento Basico do Estado de Sao Paulo, ADR.    75,638      896,310
    Cia Energetica de Minas Gerais.......................   193,500      861,607
*   Cia Siderurgica Nacional SA, Sponsored ADR...........   380,551    1,061,737
    Cielo SA............................................. 1,808,236    5,921,947
    Cosan SA.............................................   324,677    3,954,242
    Embraer SA, Sponsored ADR............................   329,053    7,002,248
    Engie Brasil Energia SA..............................   271,376    3,116,706
    Equatorial Energia SA................................   333,000    8,051,121
#   Gerdau SA, Sponsored ADR.............................   631,681    2,735,179
    Gerdau SA............................................   176,416      614,482
    Hapvida Participacoes e Investimentos S.A............   152,300    1,429,988
    Hypermarcas SA.......................................   385,349    3,365,982
    IRB Brasil Resseguros S/A............................   144,079    3,368,909
    Itau Unibanco Holding SA.............................   645,538    5,818,226
    JBS SA............................................... 3,172,448   13,134,795
    Klabin SA............................................   759,700    3,871,927
    Kroton Educacional SA................................ 2,692,854    8,444,852
    Localiza Rent a Car SA...............................   873,106    7,982,323
    Lojas Americanas SA..................................   108,184      464,692
    Lojas Renner SA...................................... 1,274,302   15,922,845
    M Dias Branco SA.....................................    73,600      961,034
    Magazine Luiza SA....................................   114,700    5,638,731
    Natura Cosmeticos SA.................................   339,200    4,411,324
    Petroleo Brasileiro SA, Sponsored ADR................ 1,299,604   18,376,401
    Petroleo Brasileiro SA, Sponsored ADR................   556,265    9,067,119
    Petroleo Brasileiro SA............................... 2,722,571   22,085,690
    Porto Seguro SA......................................   322,129    4,953,356
    Raia Drogasil SA.....................................   402,200    6,842,872
*   Rumo SA.............................................. 1,673,856    9,024,393
    Suzano Papel e Celulose SA...........................   725,080    9,140,748
*   Suzano Papel e Celulose SA, Sponsored ADR............    45,406    1,132,437
    Telefonica Brasil SA, ADR............................    66,193      886,986
    TIM Participacoes SA................................. 1,073,613    3,651,636
    Ultrapar Participacoes SA............................   311,484    4,888,373
#   Ultrapar Participacoes SA, Sponsored ADR.............   259,608    4,096,614
    Vale SA, Sponsored ADR............................... 1,665,739   20,721,787
    Vale SA.............................................. 3,260,013   40,712,780
    WEG SA...............................................   363,333    1,877,389
                                                                    ------------
TOTAL BRAZIL.............................................            392,906,788
                                                                    ------------

THE EMERGING MARKETS SERIES
CONTINUED


                                                             SHARES      VALUE>>
                                                           ----------- -----------
CHILE -- (1.3%)
     AES Gener SA.........................................   2,468,815 $   748,701
     Aguas Andinas SA, Class A............................   4,770,656   2,819,472
     Banco de Chile, ADR..................................     128,472   4,080,280
     Banco de Credito e Inversiones SA....................      75,034   5,349,095
     Banco Santander Chile, ADR...........................     227,071   7,343,476
     Cencosud SA..........................................   2,652,360   5,360,025
     Cia Cervecerias Unidas SA............................     109,017   1,482,662
     Cia Cervecerias Unidas SA, Sponsored ADR.............     122,813   3,427,711
     Colbun SA............................................  11,908,297   2,703,790
     Embotelladora Andina SA, ADR, Class B................      22,761     541,712
     Empresa Nacional de Telecomunicaciones SA............     140,131   1,349,962
     Empresas CMPC SA.....................................   1,691,695   6,116,196
     Empresas COPEC SA....................................     319,791   4,391,984
     Enel Americas SA, ADR................................     853,477   8,824,953
     Enel Chile SA, ADR...................................     808,893   4,392,290
     Itau CorpBanca....................................... 217,080,063   2,181,936
     Itau CorpBanca, ADR..................................      30,902     469,092
#    Latam Airlines Group SA, Sponsored ADR...............     500,853   5,839,946
     Latam Airlines Group SA..............................      35,910     428,278
     SACI Falabella.......................................     783,273   6,292,317
#    Sociedad Quimica y Minera de Chile SA, Sponsored ADR.     153,936   6,566,910
                                                                       -----------
TOTAL CHILE...............................................              80,710,788
                                                                       -----------
CHINA -- (17.3%)
#    AAC Technologies Holdings, Inc.......................     922,500   5,789,938
     Agile Group Holdings, Ltd............................   3,456,000   4,592,734
     Agricultural Bank of China, Ltd., Class H............  12,316,000   5,831,037
     Air China, Ltd., Class H.............................   2,406,000   2,408,745
*    Alibaba Group Holding, Ltd., Sponsored ADR...........     527,081  88,807,878
*    Alibaba Health Information Technology, Ltd...........   1,832,000   1,688,007
# *  Aluminum Corp. of China, Ltd., ADR...................      90,448     839,357
*    Aluminum Corp. of China, Ltd., Class H...............   3,718,000   1,372,850
#    Angang Steel Co., Ltd., Class H......................   2,354,000   1,770,786
#    Anhui Conch Cement Co., Ltd., Class H................   1,609,000   8,774,415
     ANTA Sports Products, Ltd............................   1,125,000   5,819,579
     BAIC Motor Corp., Ltd., Class H......................   3,597,500   2,347,629
*    Baidu, Inc., Sponsored ADR...........................     106,675  18,415,305
     Bank of China, Ltd., Class H.........................  32,226,181  14,983,294
     Bank of Communications Co., Ltd., Class H............   3,273,515   2,782,673
#    BBMG Corp., Class H..................................   3,531,500   1,211,490
     Beijing Capital International Airport Co., Ltd.,
       Class H............................................   2,078,000   1,949,175
     Beijing Enterprises Holdings, Ltd....................     545,472   3,100,863
#    Beijing Enterprises Water Group, Ltd.................   5,958,000   3,449,946
#    Brilliance China Automotive Holdings, Ltd............   2,582,000   2,444,715
#    BYD Co., Ltd., Class H...............................     662,386   3,920,370
     BYD Electronic International Co., Ltd................     155,500     192,670
     CGN Power Co., Ltd., Class H.........................   5,309,000   1,389,296
     China Cinda Asset Management Co., Ltd., Class H......   9,500,000   2,458,270
     China CITIC Bank Corp., Ltd., Class H................   7,325,928   4,772,801
     China Coal Energy Co., Ltd., Class H.................   2,166,777     915,292
     China Communications Construction Co., Ltd., Class H.   4,611,000   4,626,817
     China Communications Services Corp., Ltd., Class H...   2,176,000   2,042,870
     China Conch Venture Holdings, Ltd....................   1,450,500   4,851,018
     China Construction Bank Corp., Class H...............  48,066,590  43,298,441
     China Eastern Airlines Corp., Ltd., ADR..............       2,200      67,892
     China Eastern Airlines Corp., Ltd., Class H..........   2,220,000   1,367,278
     China Energy Engineering Corp., Ltd., Class H........     346,000      41,965
     China Everbright Bank Co., Ltd., Class H.............   2,002,000     966,431
     China Everbright International, Ltd..................   3,036,703   3,066,538

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
CHINA -- (Continued)
#   China Evergrande Group...............................  3,151,000 $ 9,938,747
#   China Galaxy Securities Co., Ltd., Class H...........  3,787,500   1,965,558
    China Gas Holdings, Ltd..............................  1,752,800   5,594,954
    China Hongqiao Group, Ltd............................  2,630,000   1,681,045
    China Huarong Asset Management Co., Ltd., Class H.... 20,946,000   4,264,999
*   China Huishan Dairy Holdings Co., Ltd................  2,888,000     154,573
    China International Capital Corp., Ltd., Class H.....  1,015,600   2,036,271
    China International Marine Containers Group Co.,
      Ltd., Class H......................................    346,600     371,420
#   China Jinmao Holdings Group, Ltd.....................  7,480,000   3,796,976
    China Life Insurance Co., Ltd., ADR..................    539,265   6,649,137
    China Longyuan Power Group Corp., Ltd., Class H......  2,767,000   2,071,386
    China Medical System Holdings, Ltd...................    153,000     159,229
    China Mengniu Dairy Co., Ltd.........................  1,386,000   4,292,943
    China Merchants Bank Co., Ltd., Class H..............  2,139,054   9,430,558
#   China Merchants Port Holdings Co., Ltd...............  1,470,638   2,916,185
#   China Merchants Securities Co., Ltd., Class H........    281,400     386,204
    China Minsheng Banking Corp., Ltd., Class H..........  5,119,600   3,922,047
    China Mobile, Ltd., Sponsored ADR....................    902,501  47,354,227
    China Molybdenum Co., Ltd., Class H..................  4,872,966   1,985,235
    China National Building Material Co., Ltd., Class H..  7,488,000   5,975,414
#   China Oilfield Services, Ltd., Class H...............  1,908,000   1,890,723
    China Overseas Land & Investment, Ltd................  5,578,000  21,040,946
    China Pacific Insurance Group Co., Ltd., Class H.....  1,845,000   6,497,028
    China Petroleum & Chemical Corp., ADR................    123,421  10,299,457
    China Petroleum & Chemical Corp., Class H............ 10,440,800   8,730,536
    China Railway Construction Corp., Ltd., Class H......  2,218,500   3,080,805
    China Railway Group, Ltd., Class H...................  3,567,000   3,340,478
    China Railway Signal & Communication Corp., Ltd.,
      Class H............................................  1,662,000   1,318,916
    China Reinsurance Group Corp., Class H...............  5,460,000   1,233,840
    China Resources Beer Holdings Co., Ltd...............    849,611   2,986,170
    China Resources Cement Holdings, Ltd.................  4,378,000   4,446,397
    China Resources Gas Group, Ltd.......................  1,108,000   4,360,099
    China Resources Land, Ltd............................  3,844,666  15,000,981
    China Resources Pharmaceutical Group, Ltd............  1,569,000   2,237,500
    China Resources Power Holdings Co., Ltd..............  1,790,517   3,588,790
    China Shenhua Energy Co., Ltd., Class H..............  2,188,000   5,568,613
    China Southern Airlines Co., Ltd., Sponsored ADR.....     12,306     441,416
#   China Southern Airlines Co., Ltd., Class H...........  3,138,000   2,248,688
    China State Construction International Holdings, Ltd.  1,914,250   1,825,000
    China Taiping Insurance Holdings Co., Ltd............  1,595,306   4,403,888
#   China Telecom Corp., Ltd., ADR.......................     55,096   3,006,589
    China Telecom Corp., Ltd., Class H...................  3,440,000   1,867,648
    China Unicom Hong Kong, Ltd..........................  4,736,000   5,424,982
    China Unicom Hong Kong, Ltd., ADR....................    508,463   5,862,578
    China Vanke Co., Ltd., Class H.......................  1,335,700   5,416,386
    Chongqing Rural Commercial Bank Co., Ltd., Class H...  3,392,000   1,970,404
    CIFI Holdings Group Co., Ltd.........................    626,000     414,199
#   CITIC Securities Co., Ltd., Class H..................  1,616,000   3,308,258
    CITIC, Ltd...........................................  2,624,000   3,975,005
    CNOOC, Ltd...........................................  1,832,000   3,062,041
    CNOOC, Ltd., Sponsored ADR...........................    104,426  17,469,426
*   COSCO SHIPPING Development Co., Ltd., Class H........  1,344,000     155,062
*   COSCO SHIPPING Holdings Co., Ltd., Class H...........  3,142,000   1,274,431
    Country Garden Holdings Co., Ltd.....................  7,976,686  11,338,802
*   Country Garden Services Holdings Co., Ltd............    542,492     840,374
    CRRC Corp., Ltd., Class H............................  2,686,000   2,706,342
    CSC Financial Co., Ltd., Class H.....................    542,500     400,874
    CSPC Pharmaceutical Group, Ltd.......................  5,148,000   8,881,287
*   Ctrip.com International, Ltd., ADR...................     97,073   3,232,531

THE EMERGING MARKETS SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
CHINA -- (Continued)
     Dali Foods Group Co., Ltd............................  1,145,500 $   781,447
     Dalian Port PDA Co., Ltd., Class H...................    849,000     112,709
     Datang International Power Generation Co., Ltd.,
       Class H............................................  2,836,000     740,146
     Dongfeng Motor Group Co., Ltd., Class H..............  3,018,000   3,163,885
     ENN Energy Holdings, Ltd.............................    741,000   7,097,041
#    Everbright Securities Co., Ltd., Class H.............    129,400     115,758
     Fosun International, Ltd.............................  1,692,222   2,539,120
#    Fullshare Holdings, Ltd..............................  5,495,000   1,248,371
     Fuyao Glass Industry Group Co., Ltd., Class H........    716,400   2,498,517
     Geely Automobile Holdings, Ltd.......................  5,029,000   8,556,328
     GF Securities Co., Ltd., Class H.....................  1,142,800   1,641,598
#    Great Wall Motor Co., Ltd., Class H..................  5,681,500   3,867,887
     Guangdong Investment, Ltd............................  1,600,000   3,055,486
     Guangshen Railway Co., Ltd., Sponsored ADR...........     27,353     565,660
#    Guangzhou Automobile Group Co., Ltd., Class H........  2,257,162   2,451,470
     Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
       Ltd., Class H......................................    168,000     649,758
     Guangzhou R&F Properties Co., Ltd., Class H..........  2,051,600   4,092,803
     Guotai Junan Securities Co., Ltd., Class H...........    302,400     647,130
     Haier Electronics Group Co., Ltd.....................  1,372,000   3,941,515
     Haitian International Holdings, Ltd..................    331,000     762,479
     Haitong Securities Co., Ltd., Class H................  2,657,600   3,008,084
*    Hanergy Thin Film Power Group, Ltd...................  5,416,000   3,450,934
     Hengan International Group Co., Ltd..................    853,000   6,672,975
     Huadian Power International Corp., Ltd., Class H.....  1,738,000     809,190
#    Huaneng Power International, Inc., Sponsored ADR.....     33,132     838,240
     Huaneng Power International, Inc., Class H...........  1,598,000   1,004,412
     Huatai Securities Co., Ltd., Class H.................  1,105,800   2,070,256
     Huishang Bank Corp., Ltd., Class H...................    800,800     367,653
     Industrial & Commercial Bank of China, Ltd., Class H. 42,379,185  32,922,851
*    JD.com, Inc., ADR....................................    319,442   7,938,134
     Jiangsu Expressway Co., Ltd., Class H................  1,192,000   1,725,727
#    Jiangxi Copper Co., Ltd., Class H....................  1,322,000   1,680,704
     Jiayuan International Group, Ltd.....................    732,000     353,056
     Kingboard Holdings, Ltd..............................    597,000   2,100,691
     Kunlun Energy Co., Ltd...............................  5,458,000   5,830,936
#    Lee & Man Paper Manufacturing, Ltd...................  1,126,000   1,007,116
     Legend Holdings Corp., Class H.......................    337,700     883,402
#    Lenovo Group, Ltd.................................... 10,679,278   7,796,417
     Logan Property Holdings Co., Ltd.....................  2,282,000   3,105,681
     Longfor Group Holdings, Ltd..........................  1,986,000   6,188,472
#    Maanshan Iron & Steel Co., Ltd., Class H.............  2,724,000   1,307,458
     Metallurgical Corp. of China, Ltd., Class H..........  2,643,000     724,840
     Minth Group, Ltd.....................................    400,000   1,399,563
*    MMG, Ltd.............................................    532,000     196,122
*    Momo, Inc., Sponsored ADR............................    180,425   5,490,333
     NetEase, Inc., ADR...................................     51,056  12,862,538
     New China Life Insurance Co., Ltd., Class H..........    465,300   1,981,099
*    New Oriental Education & Technology Group, Inc.,
       Sponsored ADR......................................     81,795   6,301,487
     Nexteer Automotive Group, Ltd........................    831,000   1,258,100
     Nine Dragons Paper Holdings, Ltd.....................  3,616,000   3,695,497
#    Orient Securities Co., Ltd., Class H.................    778,800     548,579
     People's Insurance Co. Group of China, Ltd. (The),
       Class H............................................  5,449,000   2,263,780
     PetroChina Co., Ltd., ADR............................    118,623   7,623,900
     PetroChina Co., Ltd., Class H........................  3,056,000   1,972,387
     PICC Property & Casualty Co., Ltd., Class H..........  6,075,198   6,291,238
     Ping An Insurance Group Co. of China, Ltd., Class H..  3,690,000  35,924,210
     Postal Savings Bank of China Co., Ltd., Class H......    958,000     539,118
     Red Star Macalline Group Corp., Ltd., Class H........    350,809     328,364
# *  Semiconductor Manufacturing International Corp.......  3,750,600   3,544,227

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES      VALUE>>
                                                           --------- --------------
CHINA -- (Continued)
*    Semiconductor Manufacturing International Corp., ADR.     8,235 $       38,869
#    Shanghai Electric Group Co., Ltd., Class H........... 2,292,000        801,482
     Shanghai Fosun Pharmaceutical Group Co., Ltd., Class
       H..................................................   511,500      1,566,242
     Shanghai Pharmaceuticals Holding Co., Ltd., Class H..   723,000      1,542,827
     Shengjing Bank Co., Ltd., Class H....................    81,500         35,960
     Shenzhen International Holdings, Ltd.................   270,500        525,469
     Shenzhou International Group Holdings, Ltd...........   574,000      6,759,049
     Shimao Property Holdings, Ltd........................ 2,297,871      6,543,541
     Sino Biopharmaceutical, Ltd.......................... 7,435,000      6,289,553
     Sino-Ocean Group Holding, Ltd........................ 1,353,000        665,014
     Sinopec Engineering Group Co., Ltd., Class H.........   967,500        951,022
     Sinopec Shanghai Petrochemical Co., Ltd., Sponsored
       ADR................................................     7,417        354,853
     Sinopec Shanghai Petrochemical Co., Ltd., Class H.... 5,113,000      2,429,385
     Sinopharm Group Co., Ltd., Class H................... 1,034,000      4,621,022
     Sinotruk Hong Kong, Ltd.............................. 1,021,000      1,891,072
     Sun Art Retail Group, Ltd............................ 2,963,500      2,945,478
     Sunac China Holdings, Ltd............................ 2,940,000     11,709,750
#    Sunny Optical Technology Group Co., Ltd..............   682,200      6,770,271
*    TAL Education Group, ADR.............................    24,973        774,912
     Tencent Holdings, Ltd................................ 3,704,000    164,882,013
     Tingyi Cayman Islands Holding Corp................... 3,242,000      4,514,970
     TravelSky Technology, Ltd., Class H..................   963,000      2,615,715
     Tsingtao Brewery Co., Ltd., Class H..................   320,000      1,408,140
     United Energy Group, Ltd............................. 3,164,000        493,028
     Want Want China Holdings, Ltd........................ 6,644,000      5,384,396
# *  Weibo Corp., Sponsored ADR...........................    25,445      1,543,494
     Weichai Power Co., Ltd., Class H..................... 3,524,800      4,757,200
     Xinjiang Goldwind Science & Technology Co., Ltd.,
       Class H............................................   662,319        797,734
     Yanzhou Coal Mining Co., Ltd., Class H............... 3,460,000      3,181,072
     Yum China Holdings, Inc..............................   121,268      4,420,219
*    YY, Inc., ADR........................................    49,517      3,437,965
     Zhejiang Expressway Co., Ltd., Class H...............   904,000        930,775
     Zhongsheng Group Holdings, Ltd....................... 1,061,500      1,911,769
     Zhuzhou CRRC Times Electric Co., Ltd., Class H.......   476,700      2,651,710
     Zijin Mining Group Co., Ltd., Class H................ 7,745,000      2,906,630
     Zoomlion Heavy Industry Science and Technology Co.,
       Ltd., Class H......................................   724,400        294,720
*    ZTE Corp., Class H...................................   319,685        648,178
                                                                     --------------
TOTAL CHINA...............................................            1,048,985,341
                                                                     --------------
COLOMBIA -- (0.4%)
     Banco de Bogota SA...................................    51,144        984,996
     Bancolombia SA, Sponsored ADR........................   111,500      4,972,900
     Bancolombia SA.......................................   248,044      2,663,377
     Cementos Argos SA....................................   306,742        798,221
#    Ecopetrol SA, Sponsored ADR..........................   159,177      3,000,486
     Ecopetrol SA......................................... 3,327,922      3,129,640
     Grupo Argos SA.......................................   273,128      1,632,611
     Grupo Aval Acciones y Valores SA, ADR................    81,955        567,948
     Grupo de Inversiones Suramericana SA.................   259,694      2,883,816
*    Grupo Energia Bogota SA ESP..........................   936,969        576,364
     Grupo Nutresa SA.....................................   171,224      1,463,538
     Interconexion Electrica SA ESP.......................   600,993      2,694,307
                                                                     --------------
TOTAL COLOMBIA............................................               25,368,204
                                                                     --------------
CZECH REPUBLIC -- (0.2%)
     CEZ A.S..............................................   305,092      7,701,568
     Komercni banka A.S...................................    51,559      2,078,842
     Moneta Money Bank A.S................................    30,234        102,836

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
CZECH REPUBLIC -- (Continued)
    O2 Czech Republic A.S................................    70,083 $   760,133
    Philip Morris CR A.S.................................       755     485,505
                                                                    -----------
TOTAL CZECH REPUBLIC.....................................            11,128,884
                                                                    -----------
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E., GDR...... 1,400,823   6,807,142
    Commercial International Bank Egypt S.A.E., GDR......    93,155     452,268
*   Egyptian Financial Group-Hermes Holding Co., GDR.....    33,850      60,930
*   Egyptian Financial Group-Hermes Holding Co., GDR.....    17,482      31,461
                                                                    -----------
TOTAL EGYPT..............................................             7,351,801
                                                                    -----------
GREECE -- (0.2%)
*   Alpha Bank AE........................................   105,217     105,569
*   Eurobank Ergasias SA.................................       331         207
*   FF Group.............................................    12,618      28,885
    Hellenic Petroleum SA................................   112,224     987,578
    Hellenic Telecommunications Organization SA..........   340,319   4,262,148
    JUMBO SA.............................................   168,373   2,751,544
    Motor Oil Hellas Corinth Refineries SA...............    96,253   2,400,950
*   National Bank of Greece SA...........................    12,819      14,408
    OPAP SA..............................................   278,698   2,726,617
    Titan Cement Co. SA..................................    61,385   1,378,788
                                                                    -----------
TOTAL GREECE.............................................            14,656,694
                                                                    -----------
HUNGARY -- (0.5%)
    MOL Hungarian Oil & Gas P.L.C........................ 1,279,647  15,352,866
    OTP Bank P.L.C.......................................   267,399  11,031,156
    Richter Gedeon Nyrt..................................   151,458   3,234,562
                                                                    -----------
TOTAL HUNGARY............................................            29,618,584
                                                                    -----------
INDIA -- (12.4%)
*   3M India, Ltd........................................       822     232,802
*   5Paisa Capital, Ltd..................................     4,048      13,771
    ABB India, Ltd.......................................    39,166     701,113
    ACC, Ltd.............................................    89,253   1,785,935
    Adani Enterprises, Ltd...............................   274,364     526,720
*   Adani Gas, Ltd.......................................   274,364     355,878
*   Adani Green Energy, Ltd..............................   208,791     103,410
    Adani Ports & Special Economic Zone, Ltd............. 1,059,392   5,052,790
*   Adani Power, Ltd..................................... 1,288,677     844,747
*   Adani Transmissions, Ltd.............................   277,080     832,103
*   Aditya Birla Capital, Ltd............................   797,316     909,921
*   Aditya Birla Fashion and Retail, Ltd.................   411,628   1,215,845
    AIA Engineering, Ltd.................................    11,401     256,800
    Ambuja Cements, Ltd..................................   819,644   2,423,917
    Apollo Hospitals Enterprise, Ltd.....................    78,364   1,462,374
    Apollo Tyres, Ltd....................................    79,582     229,527
    Ashok Leyland, Ltd................................... 2,823,620   3,250,520
    Asian Paints, Ltd....................................   448,324   8,889,172
    Aurobindo Pharma, Ltd................................   652,018   7,211,012
*   Avenue Supermarts, Ltd...............................    16,071     311,401
*   Axis Bank, Ltd....................................... 1,624,999  16,513,162
    Bajaj Auto, Ltd......................................   142,710   5,154,154
    Bajaj Finance, Ltd...................................   249,497   9,083,911
    Bajaj Finserv, Ltd...................................    47,416   4,084,499
    Bajaj Holdings & Investment, Ltd.....................    65,332   2,620,668
    Balkrishna Industries, Ltd...........................   117,465   1,346,453

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
INDIA -- (Continued)
*   Bank of Baroda.......................................   932,221 $ 1,485,680
    Bata India, Ltd......................................    10,828     171,047
    Bayer CropScience, Ltd...............................     2,714     168,038
    Berger Paints India, Ltd.............................   372,075   1,665,779
    Bharat Electronics, Ltd.............................. 1,346,512   1,591,177
    Bharat Forge, Ltd....................................   361,729   2,502,888
    Bharat Heavy Electricals, Ltd........................ 1,375,370   1,251,319
    Bharat Petroleum Corp., Ltd..........................   829,380   4,061,614
    Bharti Airtel, Ltd................................... 1,981,868   8,530,212
    Bharti Infratel, Ltd.................................   472,935   1,974,690
    Biocon, Ltd..........................................   121,818   1,118,869
    Bosch, Ltd...........................................     7,147   1,902,881
    Britannia Industries, Ltd............................    63,182   2,842,608
    Cadila Healthcare, Ltd...............................   439,121   1,970,728
*   Canara Bank..........................................   283,414   1,003,351
    Castrol India, Ltd...................................   351,562     785,535
    Cholamandalam Investment and Finance Co., Ltd........   108,300   1,787,737
    Cipla, Ltd...........................................   555,658   4,039,779
    Coal India, Ltd......................................   745,896   2,351,737
    Colgate-Palmolive India, Ltd.........................   115,396   2,081,562
    Container Corp. Of India, Ltd........................   250,158   2,307,058
    Cummins India, Ltd...................................    97,690   1,097,120
    Dabur India, Ltd.....................................   743,476   4,680,332
    Dewan Housing Finance Corp., Ltd.....................   360,475     687,258
    Divi's Laboratories, Ltd.............................   120,189   2,558,233
    DLF, Ltd.............................................   786,711   1,828,616
#   Dr Reddy's Laboratories, Ltd., ADR...................   148,465   5,669,878
    Dr Reddy's Laboratories, Ltd.........................    71,015   2,715,879
    Edelweiss Financial Services, Ltd....................   854,301   1,856,450
    Eicher Motors, Ltd...................................    20,610   5,522,989
    Emami, Ltd...........................................   180,662   1,053,583
    Endurance Technologies, Ltd..........................     7,329     119,482
    Exide Industries, Ltd................................   375,923   1,202,711
    Federal Bank, Ltd.................................... 2,661,927   3,216,306
*   Future Retail, Ltd...................................   147,909     896,456
    GAIL India, Ltd...................................... 1,127,882   5,292,746
    GAIL India, Ltd., GDR................................    51,184   1,432,728
    General Insurance Corp. of India.....................     3,917      13,400
    Gillette India, Ltd..................................     1,014      92,894
    GlaxoSmithKline Consumer Healthcare, Ltd.............    13,803   1,423,147
    GlaxoSmithKline Pharmaceuticals, Ltd.................    26,434     523,709
    Glenmark Pharmaceuticals, Ltd........................   148,574   1,366,262
    Godrej Consumer Products, Ltd........................   506,589   5,068,188
    Godrej Industries, Ltd...............................    93,608     664,673
*   Godrej Properties, Ltd...............................     9,602     100,243
    Graphite India, Ltd..................................    47,786     381,251
    Grasim Industries, Ltd...............................   303,963   3,081,253
    GRUH Finance, Ltd....................................   249,522     732,293
    Havells India, Ltd...................................   234,115   2,357,305
    HCL Technologies, Ltd................................   862,054  12,220,197
    HDFC Bank, Ltd....................................... 1,383,984  40,368,572
    HEG, Ltd.............................................     9,579     324,100
    Hero MotoCorp, Ltd...................................    85,976   3,179,379
    Hindalco Industries, Ltd............................. 2,322,605   6,847,809
    Hindustan Petroleum Corp., Ltd.......................   726,814   2,413,131
    Hindustan Unilever, Ltd..............................   992,915  24,529,431
    Honeywell Automation India, Ltd......................       145      43,433
    Housing Development Finance Corp., Ltd............... 1,308,824  35,405,624
    ICICI Bank, Ltd., Sponsored ADR...................... 1,010,599  10,318,211

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
INDIA -- (Continued)
    ICICI Lombard General Insurance Co., Ltd.............    19,572 $   240,458
    ICICI Prudential Life Insurance Co., Ltd.............   237,801     960,466
*   IDFC First Bank, Ltd................................. 2,480,038   1,577,401
    IIFL Holdings, Ltd...................................   120,008     732,819
    Indiabulls Housing Finance, Ltd......................   675,699   6,319,934
    Indiabulls Ventures, Ltd.............................   103,518     495,774
*   Indian Bank..........................................   114,252     363,059
    Indian Hotels Co., Ltd. (The)........................   109,554     219,599
    Indian Oil Corp., Ltd................................ 1,522,278   2,939,478
    Indraprastha Gas, Ltd................................   274,014   1,092,454
    IndusInd Bank, Ltd...................................   173,449   3,672,620
    Info Edge India, Ltd.................................    17,545     433,839
    Infosys, Ltd., Sponsored ADR......................... 1,695,776  18,314,381
    Infosys, Ltd......................................... 3,610,458  38,070,064
    InterGlobe Aviation, Ltd.............................   133,462   2,226,184
    ITC, Ltd............................................. 4,651,620  18,221,683
*   Jindal Steel & Power, Ltd............................   624,327   1,191,687
    JSW Steel, Ltd....................................... 2,677,650  10,393,397
    Jubilant Foodworks, Ltd..............................   107,404   1,916,129
    Kansai Nerolac Paints, Ltd...........................   102,132     633,426
    Kotak Mahindra Bank, Ltd.............................   538,866   9,537,620
    L&T Finance Holdings, Ltd............................ 1,403,145   2,603,644
    Larsen & Toubro Infotech, Ltd........................    66,360   1,644,697
    Larsen & Toubro, Ltd.................................   593,379  10,930,624
    LIC Housing Finance, Ltd.............................   915,481   5,818,781
    Lupin, Ltd...........................................   355,461   4,379,661
    Mahindra & Mahindra Financial Services, Ltd..........   539,797   3,090,883
    Mahindra & Mahindra, Ltd.............................   649,954   6,239,995
    Mangalore Refinery & Petrochemicals, Ltd.............   285,511     273,515
    Marico, Ltd..........................................   748,884   3,879,350
    Maruti Suzuki India, Ltd.............................   138,331  12,942,278
    Mindtree, Ltd........................................   153,975   1,940,117
    Motherson Sumi Systems, Ltd.......................... 1,437,389   2,849,432
    Motilal Oswal Financial Services, Ltd................    25,007     226,354
    Mphasis, Ltd.........................................   151,772   2,120,545
    MRF, Ltd.............................................     2,969   2,560,092
    Muthoot Finance, Ltd.................................   319,589   2,271,857
    Natco Pharma, Ltd....................................     5,022      48,746
    NBCC India, Ltd......................................   239,532     198,404
    Nestle India, Ltd....................................    37,106   5,999,232
    NHPC, Ltd............................................ 3,026,547   1,076,905
    NTPC, Ltd............................................ 1,487,422   2,926,810
    Oberoi Realty, Ltd...................................    85,041     532,933
*   Odisha Cement, Ltd...................................    78,770   1,146,329
    Oil & Natural Gas Corp., Ltd.........................   990,901   1,965,436
    Oil India, Ltd.......................................   271,393     638,361
    Oracle Financial Services Software, Ltd..............    33,349   1,782,746
    Page Industries, Ltd.................................     5,806   1,910,658
    Petronet LNG, Ltd.................................... 1,989,103   6,368,414
    Pfizer, Ltd..........................................       299      12,778
    Pidilite Industries, Ltd.............................   195,176   3,076,677
    Piramal Enterprises, Ltd.............................   119,497   3,401,607
    PNB Housing Finance, Ltd.............................    26,993     342,742
    Power Finance Corp., Ltd............................. 1,462,437   2,124,524
    Power Grid Corp. of India, Ltd....................... 1,910,627   5,076,725
    Procter & Gamble Hygiene & Health Care, Ltd..........    10,490   1,464,487
*   Punjab National Bank................................. 1,362,458   1,490,284
    Rajesh Exports, Ltd..................................   152,757   1,308,009
    Ramco Cements, Ltd. (The)............................    90,421     768,608

THE EMERGING MARKETS SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- ------------
INDIA -- (Continued)
     RBL Bank, Ltd........................................    286,334 $  2,282,807
     REC, Ltd.............................................  2,124,950    3,723,300
     Reliance Industries, Ltd.............................  3,145,620   54,402,339
     Reliance Industries, Ltd.............................      3,374      116,234
     Sanofi India, Ltd....................................        529       48,117
     SBI Life Insurance Co., Ltd..........................     20,898      175,278
     Shree Cement, Ltd....................................     10,928    2,425,896
     Shriram Transport Finance Co., Ltd...................    336,598    4,828,587
     Siemens, Ltd.........................................     82,309    1,194,028
*    State Bank of India..................................  1,485,493    6,180,372
*    Steel Authority of India, Ltd........................    899,628      597,930
     Sun Pharmaceutical Industries, Ltd...................    747,796    4,437,289
     Sun TV Network, Ltd..................................    141,320    1,056,354
     Sundaram Finance Holdings, Ltd.......................     27,690       35,361
     Sundaram Finance, Ltd................................     43,780      862,855
     Tata Chemicals, Ltd..................................    100,083      949,975
     Tata Communications, Ltd.............................    109,030      766,807
     Tata Consultancy Services, Ltd.......................  1,381,009   39,084,410
     Tata Global Beverages, Ltd...........................    335,765      959,754
# *  Tata Motors, Ltd., Sponsored ADR.....................     41,094      537,099
*    Tata Motors, Ltd.....................................  2,887,084    7,365,963
     Tata Power Co., Ltd. (The)...........................  1,856,520    1,864,584
     Tata Steel, Ltd......................................    532,563    3,590,638
     Tech Mahindra, Ltd...................................    956,566    9,851,007
     Titan Co., Ltd.......................................    364,783    5,134,946
     Torrent Pharmaceuticals, Ltd.........................    105,606    2,715,761
     TVS Motor Co., Ltd...................................    131,305      923,562
     UltraTech Cement, Ltd................................     79,522    3,942,605
     United Breweries, Ltd................................     65,858    1,343,497
*    United Spirits, Ltd..................................    338,070    2,564,421
     UPL, Ltd.............................................  1,089,936   12,062,284
     Vakrangee, Ltd.......................................    367,011      223,348
     Vedanta, Ltd.........................................  4,103,469   11,488,098
*    Vodafone Idea, Ltd...................................  5,576,048    2,366,975
     Voltas, Ltd..........................................    135,147    1,028,557
     Whirlpool of India, Ltd..............................     10,822      227,041
     Wipro, Ltd...........................................  1,408,295    7,302,420
     Yes Bank, Ltd........................................  3,352,181    9,198,533
     Zee Entertainment Enterprises, Ltd...................    681,709    3,635,953
                                                                      ------------
TOTAL INDIA...............................................             750,772,863
                                                                      ------------
INDONESIA -- (2.9%)
     Ace Hardware Indonesia Tbk PT........................  3,874,600      471,970
     Adaro Energy Tbk PT.................................. 56,601,000    5,656,396
     Astra Agro Lestari Tbk PT............................  1,255,245    1,258,589
     Astra International Tbk PT........................... 22,239,310   13,491,514
     Bank Central Asia Tbk PT.............................  8,457,600   17,108,994
     Bank Danamon Indonesia Tbk PT........................  4,749,479    3,097,283
     Bank Mandiri Persero Tbk PT.......................... 15,448,034    8,278,970
     Bank Negara Indonesia Persero Tbk PT................. 13,179,322    8,598,949
*    Bank Pan Indonesia Tbk PT............................  1,807,800      182,549
     Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT.  1,514,200      252,896
     Bank Rakyat Indonesia Persero Tbk PT................. 63,168,800   17,509,747
     Bank Tabungan Negara Persero Tbk PT..................  9,133,700    1,799,516
     Barito Pacific Tbk PT................................ 12,319,700    2,307,453
     Bayan Resources Tbk PT...............................     79,500      107,982
     Bukit Asam Tbk PT....................................  8,340,900    2,580,629
*    Bumi Serpong Damai Tbk PT............................ 14,541,100    1,389,126
     Charoen Pokphand Indonesia Tbk PT.................... 11,695,400    6,199,230

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
INDONESIA -- (Continued)
    Gudang Garam Tbk PT..................................    812,100 $  4,864,376
    Indah Kiat Pulp & Paper Corp. Tbk PT.................  4,827,500    4,520,229
    Indo Tambangraya Megah Tbk PT........................    600,100      981,485
    Indocement Tunggal Prakarsa Tbk PT...................  1,672,900    2,306,196
    Indofood CBP Sukses Makmur Tbk PT....................  3,456,800    2,671,864
    Indofood Sukses Makmur Tbk PT........................ 14,411,400    8,015,902
    Indosat Tbk PT.......................................  1,720,800      337,576
    Japfa Comfeed Indonesia Tbk PT.......................  1,452,100      304,996
    Jasa Marga Persero Tbk PT............................  3,871,113    1,369,860
    Kalbe Farma Tbk PT................................... 27,775,800    3,183,370
    Matahari Department Store Tbk PT.....................  3,241,500    1,629,466
    Mayora Indah Tbk PT.................................. 18,503,625    3,421,424
    Media Nusantara Citra Tbk PT.........................  6,244,300      378,902
*   Mitra Keluarga Karyasehat Tbk PT.....................  2,463,600      266,104
    Pabrik Kertas Tjiwi Kimia Tbk PT.....................    493,400      478,036
    Pakuwon Jati Tbk PT.................................. 46,392,900    2,161,197
    Perusahaan Gas Negara Persero Tbk.................... 14,270,600    2,636,049
    Sarana Menara Nusantara Tbk PT.......................  6,768,700      409,605
    Semen Baturaja Persero Tbk PT........................  1,298,200      151,023
    Semen Indonesia Persero Tbk PT.......................  4,499,500    4,088,892
    Sinar Mas Agro Resources & Technology Tbk PT.........  1,035,900      306,143
    Surya Citra Media Tbk PT.............................  8,971,800    1,213,962
    Telekomunikasi Indonesia Persero Tbk PT.............. 37,216,900   10,386,443
#   Telekomunikasi Indonesia Persero Tbk PT, Sponsored
      ADR................................................    196,768    5,503,601
*   Totalindo Eka Persada Tbk PT.........................    722,000       41,147
    Tower Bersama Infrastructure Tbk PT..................  2,503,600      882,772
    Unilever Indonesia Tbk PT............................  2,015,700    7,212,318
    United Tractors Tbk PT...............................  4,047,896    7,465,556
*   Vale Indonesia Tbk PT................................  4,292,200    1,190,504
    Waskita Karya Persero Tbk PT......................... 14,656,579    2,081,077
*   XL Axiata Tbk PT..................................... 12,061,400    1,872,846
                                                                     ------------
TOTAL INDONESIA..........................................             172,624,714
                                                                     ------------
MALAYSIA -- (3.0%)
    AFFIN Bank Bhd.......................................    538,890      291,830
    AirAsia Group Bhd....................................  6,063,200    4,519,885
    Alliance Bank Malaysia Bhd...........................  1,892,200    1,964,516
    AMMB Holdings Bhd....................................  3,518,659    3,879,731
    Astro Malaysia Holdings Bhd..........................  2,488,700    1,023,406
#   Axiata Group Bhd.....................................  4,573,695    4,499,892
    Batu Kawan Bhd.......................................    105,400      437,669
    BIMB Holdings Bhd....................................  1,193,855    1,094,994
    Boustead Holdings Bhd................................    264,800       94,548
    British American Tobacco Malaysia Bhd................    238,400    2,239,254
    Bursa Malaysia Bhd...................................    406,600      726,021
    Carlsberg Brewery Malaysia Bhd, Class B..............     26,500      132,739
    CIMB Group Holdings Bhd..............................  4,821,294    6,636,831
    Dialog Group Bhd.....................................  1,487,318    1,091,382
    DiGi.Com Bhd.........................................  5,082,520    5,807,569
    FGV Holdings Bhd.....................................  3,748,000      917,596
    Fraser & Neave Holdings Bhd..........................    112,600      936,056
    Gamuda Bhd...........................................  2,846,200    1,920,535
    Genting Bhd..........................................  5,238,500    8,893,752
    Genting Malaysia Bhd.................................  4,360,000    3,513,435
    Genting Plantations Bhd..............................    415,400    1,036,526
    HAP Seng Consolidated Bhd............................    973,700    2,348,868
#   Hartalega Holdings Bhd...............................  2,213,600    2,929,048
    Heineken Malaysia Bhd................................     30,400      154,712
    Hong Leong Bank Bhd..................................    446,566    2,255,495

THE EMERGING MARKETS SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- ------------
MALAYSIA -- (Continued)
     Hong Leong Financial Group Bhd.......................    667,383 $  3,217,060
     IHH Healthcare Bhd...................................  1,798,500    2,470,239
     IJM Corp. Bhd........................................  5,975,162    2,672,022
     Inari Amertron Bhd...................................  3,266,200    1,203,615
     IOI Corp. Bhd........................................  3,070,405    3,494,595
     IOI Properties Group Bhd.............................  2,744,029    1,047,585
     Kuala Lumpur Kepong Bhd..............................    692,500    4,173,618
     Malayan Banking Bhd..................................  4,762,143   11,109,770
     Malaysia Airports Holdings Bhd.......................  2,453,741    4,831,192
     Malaysia Building Society Bhd........................  3,920,810      955,378
     Maxis Bhd............................................  2,881,400    4,053,060
     MISC Bhd.............................................  2,133,598    3,539,839
#    MMC Corp. Bhd........................................  1,596,500      328,485
     Nestle Malaysia Bhd..................................     44,500    1,614,007
     Petronas Chemicals Group Bhd.........................  3,389,400    7,004,808
     Petronas Dagangan Bhd................................    307,800    1,988,218
     Petronas Gas Bhd.....................................    890,500    3,936,269
     PPB Group Bhd........................................    947,980    4,210,257
#    Press Metal Aluminium Holdings Bhd...................  1,919,800    2,029,360
     Public Bank Bhd......................................  3,656,014   22,146,172
     QL Resources Bhd.....................................    824,890    1,363,125
     RHB Bank Bhd.........................................  1,497,605    1,988,741
# *  Sapura Energy Bhd....................................  1,536,800       99,875
     Sime Darby Bhd.......................................  4,343,661    2,386,292
     Sime Darby Plantation Bhd............................  3,100,461    3,912,746
     Sime Darby Property Bhd..............................  3,068,061      863,705
     SP Setia Bhd Group...................................  1,588,249      999,163
#    Sunway Bhd...........................................  3,542,825    1,403,169
#    Telekom Malaysia Bhd.................................  1,604,564    1,142,489
     Tenaga Nasional Bhd..................................  3,718,850   11,743,224
     Top Glove Corp. Bhd..................................  2,440,300    2,878,735
     UMW Holdings Bhd.....................................    936,466    1,336,744
     United Plantations Bhd...............................     46,700      295,524
     Westports Holdings Bhd...............................  1,568,000    1,426,401
     YTL Corp. Bhd........................................ 13,545,299    3,642,796
     YTL Power International Bhd..........................  2,843,597      625,439
                                                                      ------------
TOTAL MALAYSIA............................................             181,480,007
                                                                      ------------
MEXICO -- (3.7%)
     Alfa S.A.B. de C.V., Class A......................... 10,029,898   12,656,536
     America Movil S.A.B. de C.V., Sponsored ADR, Class L.    109,448    1,756,640
     America Movil S.A.B. de C.V., Series L............... 48,207,854   38,798,723
     Arca Continental S.A.B. de C.V.......................    668,845    3,880,733
     Banco Santander Mexico SA Institucion de Banca
       Multiple Grupo Financiero..........................
     Santand, ADR.........................................     98,766      735,807
#    Banco Santander Mexico SA Institucion de Banca
       Multiple Grupo Financiero..........................
     Santand, Class B.....................................  2,874,373    4,287,002
#    Becle S.A.B. de C.V..................................    416,584      533,740
*    Cemex S.A.B. de C.V.................................. 24,758,419   13,426,496
     Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR........     13,053      811,766
     Coca-Cola Femsa S.A.B. de C.V., Series L.............    337,326    2,107,863
     El Puerto de Liverpool S.A.B. de C.V.................    293,210    1,920,974
     Fomento Economico Mexicano S.A.B. de C.V.............  1,232,252   11,212,689
     Gruma S.A.B. de C.V., Class B........................    573,607    7,006,961
     Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR.     13,641    1,229,600
#    Grupo Aeroportuario del Pacifico S.A.B. de C.V.,
       Class B............................................    533,221    4,798,146
     Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR..     32,374    5,890,449
     Grupo Bimbo S.A.B. de C.V., Class A..................  2,348,504    4,648,557
#    Grupo Carso S.A.B. de C.V., Series A1................    793,269    3,111,306

THE EMERGING MARKETS SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- ------------
MEXICO -- (Continued)
#    Grupo Elektra S.A.B. de C.V..........................     95,655 $  5,192,375
     Grupo Financiero Banorte S.A.B. de C.V...............  2,393,709   13,312,814
     Grupo Financiero Inbursa S.A.B. de C.V...............  3,950,124    5,707,588
     Grupo Lala S.A.B. de C.V.............................    676,654      820,240
#    Grupo Mexico S.A.B. de C.V., Series B................  6,360,255   15,137,089
     Grupo Televisa S.A.B., Sponsored ADR.................    202,737    2,536,240
#    Grupo Televisa S.A.B., Series CPO....................  3,716,830    9,316,250
# *  Impulsora del Desarrollo y el Empleo en America
       Latina S.A.B. de C.V...............................  2,300,948    4,030,998
#    Industrias Penoles S.A.B. de C.V.....................    371,252    5,067,421
     Infraestructura Energetica Nova S.A.B. de C.V........    759,365    2,978,330
#    Kimberly-Clark de Mexico S.A.B. de C.V., Class A.....  2,712,172    4,542,921
     Megacable Holdings S.A.B. de.........................
     C.V..................................................    250,780    1,127,984
#    Mexichem S.A.B. de C.V...............................  3,426,482    9,176,229
*    Organizacion Soriana S.A.B. de C.V., Class B.........  1,059,965    1,491,093
     Promotora y Operadora de Infraestructura S.A.B. de
       C.V................................................    284,767    2,897,967
     Wal-Mart de Mexico S.A.B. de C.V.....................  7,198,435   18,908,726
                                                                      ------------
TOTAL MEXICO..............................................             221,058,253
                                                                      ------------
PERU -- (0.3%)
     Cementos Pacasmayo SAA, ADR..........................     15,158      151,583
#    Cia de Minas Buenaventura SAA, ADR...................    125,122    1,958,159
     Credicorp, Ltd.......................................     70,995   17,236,166
     Grana y Montero SAA, Sponsored ADR...................    108,988      347,672
                                                                      ------------
TOTAL PERU................................................              19,693,580
                                                                      ------------
PHILIPPINES -- (1.4%)
     Aboitiz Equity Ventures, Inc.........................  2,290,670    2,835,387
     Aboitiz Power Corp...................................  1,962,800    1,449,592
     Alliance Global Group, Inc...........................  9,328,900    2,454,016
     Ayala Corp...........................................    321,242    5,729,286
     Ayala Land, Inc......................................  9,812,818    8,384,152
     Bank of the Philippine Islands.......................  1,033,712    1,809,394
     BDO Unibank, Inc.....................................  1,553,962    4,037,391
     Bloomberry Resorts Corp..............................    827,600      175,481
     DMCI Holdings, Inc................................... 12,579,700    3,042,277
     Emperador, Inc.......................................  1,850,900      266,472
     Globe Telecom, Inc...................................     65,285    2,539,208
     GT Capital Holdings, Inc.............................    151,745    3,116,713
     International Container Terminal Services, Inc.......  1,287,400    2,677,610
     JG Summit Holdings, Inc..............................  3,198,480    3,976,638
     Jollibee Foods Corp..................................    639,740    3,885,213
     LT Group, Inc........................................  4,703,300    1,401,577
     Manila Electric Co...................................    295,630    2,079,661
     Megaworld Corp....................................... 25,471,100    2,529,208
     Metro Pacific Investments Corp....................... 20,451,700    1,911,782
     Metropolitan Bank & Trust Co.........................  1,385,577    2,236,557
*    Philippine National Bank.............................     43,048       37,192
     PLDT, Inc., Sponsored ADR............................     90,189    2,237,589
     PLDT, Inc............................................     90,000    2,237,000
     Puregold Price Club, Inc.............................  2,074,700    1,812,684
     Robinsons Land Corp..................................  3,184,682    1,347,717
     Robinsons Retail Holdings, Inc.......................    541,860      914,828
     San Miguel Corp......................................  1,462,960    4,641,096
     Security Bank Corp...................................    429,970    1,479,111
     Semirara Mining & Power Corp.........................  1,973,600      898,254
     SM Investments Corp..................................    189,763    3,619,987
     SM Prime Holdings, Inc...............................  7,730,810    5,668,339
*    Top Frontier Investment Holdings, Inc................     42,789      230,255

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
PHILIPPINES -- (Continued)
    Universal Robina Corp................................ 1,309,160 $  3,723,296
                                                                    ------------
TOTAL PHILIPPINES........................................             85,384,963
                                                                    ------------
POLAND -- (1.7%)
*   Alior Bank SA........................................   216,845    3,358,681
*   AmRest Holdings SE...................................    15,205      160,979
    Bank Handlowy w Warszawie SA.........................    49,928      928,346
*   Bank Millennium SA................................... 1,319,118    3,133,093
#   Bank Pekao SA........................................   120,869    3,597,219
    CCC SA...............................................    39,570    1,905,226
*   CD Projekt SA........................................    91,082    4,651,116
*   Cyfrowy Polsat SA....................................   554,923    3,535,590
*   Dino Polska SA.......................................    73,877    1,994,156
*   Enea SA..............................................     9,673       27,910
    Grupa Azoty SA.......................................    80,163      798,832
    Grupa Lotos SA.......................................   352,784    8,820,357
#   ING Bank Slaski SA...................................    37,962    1,952,460
*   Jastrzebska Spolka Weglowa SA........................   115,275    2,119,521
*   KGHM Polska Miedz SA.................................   370,074    9,388,489
    LPP SA...............................................     2,046    4,597,905
    mBank SA.............................................    30,837    3,723,621
*   Orange Polska SA.....................................   531,341      800,030
*   PGE Polska Grupa Energetyczna SA..................... 1,870,651    5,983,189
    Polski Koncern Naftowy Orlen S.A.....................   565,808   15,942,070
    Polskie Gornictwo Naftowe i Gazownictwo SA........... 1,863,953    3,826,225
    Powszechna Kasa Oszczednosci Bank Polski SA..........   606,333    6,445,370
    Powszechny Zaklad Ubezpieczen SA.....................   808,411    9,713,986
    Santander Bank Polska SA.............................    33,813    3,401,775
*   Tauron Polska Energia SA.............................   737,950      471,889
                                                                    ------------
TOTAL POLAND.............................................            101,278,035
                                                                    ------------
RUSSIA -- (1.8%)
    Gazprom PJSC, Sponsored ADR.......................... 2,221,918   10,863,437
    Gazprom PJSC, Sponsored ADR..........................    42,939      210,186
    Lukoil PJSC, Sponsored ADR(BYZF386)..................    68,365    5,482,873
    Lukoil PJSC, Sponsored ADR(BYZDW2900)................   171,816   13,796,386
    Magnitogorsk Iron & Steel Works PJSC, GDR............   199,210    1,720,171
*   Mail.Ru Group, Ltd., GDR.............................    57,637    1,422,481
    MMC Norilsk Nickel PJSC, ADR.........................    36,191      760,373
    MMC Norilsk Nickel PJSC, ADR.........................   406,377    8,464,154
    Novatek PJSC, GDR....................................    41,558    7,630,003
    Novolipetsk Steel PJSC, GDR..........................   111,869    2,622,491
    PhosAgro PJSC, GDR...................................    83,207    1,134,456
    PhosAgro PJSC, GDR...................................    27,937      380,502
    Rosneft Oil Co. PJSC, GDR............................    54,030      337,688
    Rosneft Oil Co. PJSC, GDR............................   700,727    4,381,786
    Rostelecom PJSC, Sponsored ADR.......................    20,806      136,695
    Rostelecom PJSC, Sponsored ADR.......................    78,867      527,764
    RusHydro PJSC, ADR...................................    12,131        8,959
    RusHydro PJSC, ADR................................... 1,196,354      877,685
    Sberbank of Russia PJSC, Sponsored ADR............... 1,818,206   24,725,340
    Severstal PJSC, GDR..................................   191,829    2,929,447
    Severstal PJSC, GDR..................................     3,447       52,601
    Tatneft PJSC, Sponsored ADR..........................   137,960   10,139,905
    VEON, Ltd., ADR......................................   283,561      717,409
    VTB Bank PJSC, GDR................................... 1,358,280    1,717,959
    VTB Bank PJSC, GDR................................... 1,913,221    2,420,225

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- ------------
RUSSIA -- (Continued)
     X5 Retail Group NV, GDR..............................   117,627 $  3,100,648
                                                                     ------------
TOTAL RUSSIA..............................................            106,561,624
                                                                     ------------
SOUTH AFRICA -- (7.5%)
     Absa Group, Ltd...................................... 2,001,955   28,094,143
     Anglo American Platinum, Ltd.........................    87,998    4,247,651
     AngloGold Ashanti, Ltd...............................    30,125      424,864
#    AngloGold Ashanti, Ltd., Sponsored ADR............... 1,637,102   23,394,188
     Aspen Pharmacare Holdings, Ltd.......................   574,874    6,319,211
     Assore, Ltd..........................................    26,096      677,257
     AVI, Ltd.............................................   429,602    3,019,760
     Bid Corp., Ltd.......................................   684,844   14,696,935
     Bidvest Group, Ltd. (The)............................   873,084   13,390,640
     Capitec Bank Holdings, Ltd...........................    75,595    6,668,186
#    Clicks Group, Ltd....................................   400,578    5,956,512
     Discovery, Ltd.......................................   731,267    8,790,930
     Distell Group Holdings, Ltd..........................    28,984      251,105
     Exxaro Resources, Ltd................................   608,058    7,087,359
     FirstRand, Ltd....................................... 4,821,116   25,333,880
#    Foschini Group, Ltd. (The)...........................   428,773    5,492,835
     Gold Fields, Ltd., Sponsored ADR..................... 3,443,277   14,117,436
     Imperial Logistics, Ltd..............................   583,684    2,993,600
     Investec, Ltd........................................   684,825    4,513,848
     Kumba Iron Ore, Ltd..................................   164,394    4,231,566
     Liberty Holdings, Ltd................................   302,881    2,447,232
     Life Healthcare Group Holdings, Ltd.................. 3,525,337    7,226,707
*    MMI Holdings, Ltd.................................... 1,086,797    1,377,013
     Mondi, Ltd...........................................   303,793    7,554,262
#    Mr. Price Group, Ltd.................................   439,100    7,391,356
     MTN Group, Ltd....................................... 3,510,155   22,966,377
     Naspers, Ltd., Class N...............................   271,287   62,755,125
     Nedbank Group, Ltd...................................   665,313   14,399,200
#    NEPI Rockcastle P.L.C................................   360,968    3,412,987
     Netcare, Ltd......................................... 2,825,287    5,318,024
     Pick n Pay Stores, Ltd...............................   261,842    1,372,575
     Pioneer Foods Group, Ltd.............................    47,263      281,613
     PSG Group, Ltd.......................................   301,924    5,725,610
     Sanlam, Ltd.......................................... 3,606,425   22,924,239
     Sappi, Ltd........................................... 1,893,884   11,188,337
     Sasol, Ltd., Sponsored ADR...........................   742,393   22,427,693
     Shoprite Holdings, Ltd...............................   724,615    8,966,221
*    Sibanye Gold, Ltd.................................... 3,857,019    3,352,289
     SPAR Group, Ltd. (The)...............................   284,382    4,291,161
     Standard Bank Group, Ltd............................. 2,064,368   30,500,426
# *  Steinhoff International Holdings NV.................. 3,896,458      488,159
     Telkom SA SOC, Ltd...................................    77,207      390,644
     Tiger Brands, Ltd....................................   311,532    6,532,375
     Truworths International, Ltd.........................   979,184    5,959,609
     Vodacom Group, Ltd...................................   757,800    6,895,517
     Woolworths Holdings, Ltd............................. 2,502,184    9,509,264
                                                                     ------------
TOTAL SOUTH AFRICA........................................            455,355,921
                                                                     ------------
SOUTH KOREA -- (16.4%)
     Amorepacific Corp....................................    27,561    4,507,273
     AMOREPACIFIC Group...................................    27,890    1,723,412
     BGF Co., Ltd.........................................   216,994    1,550,752
     BGF retail Co., Ltd..................................     3,765      621,551
     BNK Financial Group, Inc.............................   525,177    3,474,093

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- -----------
SOUTH KOREA -- (Continued)
*    Celltrion Pharm, Inc.................................     7,682 $   436,704
# *  Celltrion, Inc.......................................    79,315  15,703,956
     Cheil Worldwide, Inc.................................    93,735   1,979,652
     CJ CGV Co., Ltd......................................     4,832     185,825
     CJ CheilJedang Corp..................................    19,918   6,139,797
     CJ Corp..............................................    44,364   4,817,407
     CJ ENM Co., Ltd......................................     9,354   1,788,009
*    CJ Logistics Corp....................................    10,274   1,553,604
     Com2uSCorp...........................................    11,105   1,145,401
     Cosmax, Inc..........................................     4,801     545,425
     Coway Co., Ltd.......................................    80,403   6,059,373
     Cuckoo Holdings Co., Ltd.............................       768      86,381
*    Cuckoo Homesys Co., Ltd..............................       190      30,309
     Daelim Industrial Co., Ltd...........................    56,433   5,413,646
*    Daewoo Engineering & Construction Co., Ltd...........   194,727     910,407
*    Daewoo Shipbuilding & Marine Engineering Co., Ltd....    71,856   2,403,887
     Daewoong Pharmaceutical Co., Ltd.....................       927     161,797
     DB Insurance Co., Ltd................................   163,518  10,211,688
     DGB Financial Group, Inc.............................   320,239   2,501,205
     Dongsuh Cos., Inc....................................    15,171     262,169
     Doosan Bobcat, Inc...................................    53,931   1,612,918
     Doosan Corp..........................................    16,851   1,786,389
# *  Doosan Heavy Industries & Construction Co., Ltd......   239,641   2,456,929
# *  Doosan Infracore Co., Ltd............................   492,270   3,848,503
     Douzone Bizon Co., Ltd...............................    19,977     742,272
     E-MART, Inc..........................................    33,241   5,741,801
     Fila Korea, Ltd......................................    57,807   2,484,230
     Grand Korea Leisure Co., Ltd.........................    41,934     971,789
     Green Cross Corp.....................................     4,294     531,541
     Green Cross Holdings Corp............................    23,565     507,453
#    GS Engineering & Construction Corp...................   129,093   5,471,913
     GS Holdings Corp.....................................   185,417   9,075,324
     GS Home Shopping, Inc................................     4,597     784,794
     GS Retail Co., Ltd...................................    53,143   1,721,563
     Hana Financial Group, Inc............................   550,048  19,777,806
*    Hanall Biopharma Co., Ltd............................     7,801     245,907
#    Hanjin Kal Corp......................................    50,230   1,252,920
     Hankook Tire Co., Ltd................................   132,767   4,994,176
     Hanmi Pharm Co., Ltd.................................     5,930   2,320,310
#    Hanmi Science Co., Ltd...............................    10,613     700,789
     Hanon Systems........................................   266,528   3,077,326
     Hanssem Co., Ltd.....................................    16,476   1,063,283
*    Hanwha Aerospace Co., Ltd............................    50,134   1,418,977
*    Hanwha Chemical Corp.................................   274,094   5,559,378
     Hanwha Corp..........................................   173,110   5,487,147
     Hanwha Life Insurance Co., Ltd....................... 1,038,851   4,024,175
     HDC Holdings Co., Ltd................................   202,810   3,414,091
     Hite Jinro Co., Ltd..................................    48,621     740,011
# *  HLB, Inc.............................................    27,568   1,868,987
#    Hotel Shilla Co., Ltd................................    48,943   3,384,805
*    Hugel, Inc...........................................     2,135     642,831
*    Hyosung Advanced Materials Corp......................     7,969     823,104
*    Hyosung Chemical Corp................................     5,674     722,518
# *  Hyosung Corp.........................................    39,608   2,501,233
*    Hyosung TNC Co., Ltd.................................     7,698   1,192,603
#    Hyundai Construction Equipment Co., Ltd..............    17,784     885,544
     Hyundai Department Store Co., Ltd....................    27,576   2,373,907
     Hyundai Elevator Co., Ltd............................    14,161   1,423,571
     Hyundai Engineering & Construction Co., Ltd..........   120,529   6,772,602

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES    VALUE>>
                                                           ------- -----------
SOUTH KOREA -- (Continued)
     Hyundai Glovis Co., Ltd..............................  30,952 $ 3,957,522
     Hyundai Greenfood Co., Ltd...........................  43,241     535,090
*    Hyundai Heavy Industries Co., Ltd....................  55,503   6,945,829
*    Hyundai Heavy Industries Holdings Co., Ltd...........  21,463   6,947,297
     Hyundai Home Shopping Network Corp...................   5,020     465,013
     Hyundai Marine & Fire Insurance Co., Ltd............. 208,568   7,000,294
*    Hyundai Merchant Marine Co., Ltd..................... 188,580     679,853
#    Hyundai Mipo Dockyard Co., Ltd.......................  40,720   2,307,442
     Hyundai Mobis Co., Ltd...............................  59,300  12,012,231
     Hyundai Motor Co..................................... 128,680  15,001,713
# *  Hyundai Rotem Co., Ltd...............................  32,868     787,031
     Hyundai Steel Co..................................... 191,753   8,823,396
     Hyundai Wia Corp.....................................  18,822     740,556
#    Iljin Materials Co., Ltd.............................  17,651     647,089
*    Industrial Bank of Korea............................. 471,813   6,043,485
     Innocean Worldwide, Inc..............................   3,114     197,162
     Jeil Pharmaceutical Co., Ltd.........................     157       6,380
# *  Kakao Corp...........................................  28,969   2,595,252
     Kangwon Land, Inc.................................... 104,801   3,206,427
*    KB Financial Group, Inc.............................. 304,931  13,102,055
*    KB Financial Group, Inc., ADR........................  58,792   2,511,006
     KCC Corp.............................................  11,664   3,434,347
     KEPCO Plant Service & Engineering Co., Ltd...........  30,975     946,591
#    Kia Motors Corp...................................... 400,369  13,091,296
#    KIWOOM Securities Co., Ltd...........................  25,281   1,967,247
     Koh Young Technology, Inc............................   2,393     176,865
     Kolon Industries, Inc................................  40,014   2,140,452
*    Komipharm International Co., Ltd.....................  25,078     516,001
*    Korea Aerospace Industries, Ltd......................  37,044   1,139,562
# *  Korea Electric Power Corp., Sponsored ADR............ 130,759   2,004,535
*    Korea Electric Power Corp............................ 150,306   4,644,980
*    Korea Gas Corp.......................................  41,078   2,001,953
     Korea Investment Holdings Co., Ltd...................  86,314   5,006,050
#    Korea Kolmar Co., Ltd................................  15,861     962,545
     Korea Petrochemical Ind Co., Ltd.....................   4,681     715,645
     Korea Zinc Co., Ltd..................................   9,767   3,867,758
     Korean Air Lines Co., Ltd............................ 185,901   6,089,363
     Korean Reinsurance Co................................  69,779     563,874
*    KT Corp., Sponsored ADR..............................  82,100   1,134,622
*    KT&G Corp............................................  98,283   8,751,295
     Kumho Petrochemical Co., Ltd.........................  36,680   2,974,907
*    Kumho Tire Co., Inc.................................. 104,196     476,863
     LG Chem, Ltd.........................................  41,518  13,773,335
     LG Corp.............................................. 144,282  10,088,401
# *  LG Display Co., Ltd., ADR............................ 808,137   6,836,839
# *  LG Display Co., Ltd.................................. 525,059   8,943,134
     LG Electronics, Inc.................................. 216,779  13,011,588
     LG Household & Health Care, Ltd......................  13,212  15,032,294
     LG Innotek Co., Ltd..................................  40,182   3,548,618
     LG Uplus Corp........................................ 450,480   6,122,959
     LIG Nex1 Co., Ltd....................................   2,016      61,754
     Lotte Chemical Corp..................................  42,891  11,600,901
     Lotte Chilsung Beverage Co., Ltd.....................      28      36,137
     Lotte Confectionery Co., Ltd.........................     237      37,147
*    Lotte Corp...........................................  22,342   1,053,489
     LOTTE Fine Chemical Co., Ltd.........................  26,238   1,072,914
     LOTTE Himart Co., Ltd................................  14,100     642,149
     Lotte Shopping Co., Ltd..............................  21,301   3,757,271
     LS Corp..............................................  41,095   2,123,843

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
SOUTH KOREA -- (Continued)
    LS Industrial Systems Co., Ltd.......................    27,263 $  1,289,598
    Macquarie Korea Infrastructure Fund..................   501,890    4,456,687
    Mando Corp...........................................    64,625    1,976,804
    Medy-Tox, Inc........................................     7,354    3,444,509
    Meritz Financial Group, Inc..........................   132,014    1,468,928
    Meritz Fire & Marine Insurance Co., Ltd..............   174,445    3,482,689
    Meritz Securities Co., Ltd...........................   775,459    3,204,153
#   Mirae Asset Daewoo Co., Ltd..........................   725,447    4,973,341
    NAVER Corp...........................................   146,943   18,013,088
    NCSoft Corp..........................................    16,404    6,907,450
#   Netmarble Corp.......................................    13,796    1,331,524
    Nexen Tire Corp......................................    44,385      393,594
    NH Investment & Securities Co., Ltd..................   271,628    3,421,606
*   NHN Entertainment Corp...............................    13,146      700,743
    NongShim Co., Ltd....................................     5,761    1,448,481
    OCI Co., Ltd.........................................    46,230    4,468,487
    Orion Corp...........................................     8,589      877,178
    Orion Holdings Corp..................................    68,636    1,167,162
    Ottogi Corp..........................................     1,212      849,806
*   Pan Ocean Co., Ltd...................................   431,074    1,762,647
    Paradise Co., Ltd....................................    42,701      703,233
*   Pearl Abyss Corp.....................................     6,703    1,164,310
    POSCO, Sponsored ADR.................................   104,186    6,274,081
    POSCO................................................    70,065   17,295,680
#   POSCO Chemtech Co., Ltd..............................    24,010    1,289,216
#   Posco Daewoo Corp....................................    99,219    1,793,682
    S-1 Corp.............................................    25,840    2,387,678
*   Samsung Biologics Co., Ltd...........................     6,405    2,311,589
    Samsung C&T Corp.....................................    51,407    5,561,827
    Samsung Card Co., Ltd................................    51,403    1,540,065
#   Samsung Electro-Mechanics Co., Ltd...................    47,511    4,649,659
    Samsung Electronics Co., Ltd., GDR...................    52,509   54,114,484
    Samsung Electronics Co., Ltd......................... 4,912,950  204,841,067
*   Samsung Engineering Co., Ltd.........................   148,644    2,246,826
    Samsung Fire & Marine Insurance Co., Ltd.............    63,656   15,618,444
*   Samsung Heavy Industries Co., Ltd....................   840,137    6,901,061
    Samsung Life Insurance Co., Ltd......................    61,511    4,890,940
#   Samsung SDI Co., Ltd.................................    39,931    8,060,419
    Samsung SDS Co., Ltd.................................    29,343    5,922,055
    Samsung Securities Co., Ltd..........................   124,249    3,750,796
    Seoul Semiconductor Co., Ltd.........................    43,467      930,674
    SFA Engineering Corp.................................    28,906    1,066,480
*   Shinhan Financial Group Co., Ltd.....................   305,033   11,798,086
*   Shinhan Financial Group Co., Ltd., ADR...............    67,490    2,597,015
    Shinsegae, Inc.......................................    14,738    3,519,447
    SK Discovery Co., Ltd................................    41,989    1,095,201
    SK Holdings Co., Ltd.................................    44,983   10,685,239
    SK Hynix, Inc........................................   821,484   54,932,405
    SK Innovation Co., Ltd...............................    86,337   14,655,555
    SK Materials Co., Ltd................................     9,016    1,265,319
    SK Networks Co., Ltd.................................   327,565    1,750,776
    SK Telecom Co., Ltd., Sponsored ADR..................    24,883      631,779
    SK Telecom Co., Ltd..................................    18,352    4,248,640
    SKC Co., Ltd.........................................    45,410    1,586,031
*   SKCKOLONPI, Inc......................................     1,566       48,949
    S-Oil Corp...........................................    39,787    3,746,395
    Ssangyong Cement Industrial Co., Ltd.................   246,810    1,474,572
    Taekwang Industrial Co., Ltd.........................       487      594,784
    Tongyang Life Insurance Co., Ltd.....................    44,805      198,215

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
SOUTH KOREA -- (Continued)
*   Woori Bank...........................................    767,967 $ 10,341,956
    Woori Financial Group, Inc...........................      3,749      151,460
    Young Poong Corp.....................................        463      319,459
*   Youngone Corp........................................     43,468    1,354,573
    Yuhan Corp...........................................      9,855    2,109,836
*   Yungjin Pharmaceutical Co., Ltd......................     60,994      356,974
                                                                     ------------
TOTAL SOUTH KOREA........................................             991,896,197
                                                                     ------------
TAIWAN -- (14.1%)
#   Accton Technology Corp...............................    685,000    2,465,290
#   Acer, Inc............................................  4,849,811    3,161,985
    Advantech Co., Ltd...................................    373,663    2,817,727
#   Airtac International Group...........................    218,518    2,577,262
    ASE Technology Holding Co., Ltd., ADR................    133,966      534,525
    ASE Technology Holding Co., Ltd......................  7,079,782   14,238,392
    Asia Cement Corp.....................................  3,763,758    4,525,403
*   Asia Pacific Telecom Co., Ltd........................  2,696,000      624,785
    Asustek Computer, Inc................................  1,099,180    8,568,406
#   AU Optronics Corp., Sponsored ADR....................    228,303      874,401
#   AU Optronics Corp.................................... 23,916,873    9,375,383
    Brighton-Best International Taiwan, Inc..............    175,000      208,131
    Catcher Technology Co., Ltd..........................  1,524,429   11,735,114
    Cathay Financial Holding Co., Ltd....................  6,545,450    9,412,851
    Chailease Holding Co., Ltd...........................  2,451,916    9,157,746
    Chang Hwa Commercial Bank, Ltd.......................  9,221,974    5,405,173
#   Cheng Shin Rubber Industry Co., Ltd..................  3,477,965    4,927,996
    Chicony Electronics Co., Ltd.........................  1,172,497    2,587,329
    China Airlines, Ltd..................................  9,779,536    3,392,351
    China Development Financial Holding Corp............. 22,365,121    7,346,407
    China Life Insurance Co., Ltd........................  4,546,354    4,142,140
    China Motor Corp.....................................    825,000      645,065
*   China Petrochemical Development Corp.................  3,819,000    1,344,860
    China Steel Corp..................................... 15,533,932   12,952,329
    Chipbond Technology Corp.............................  1,246,000    2,768,704
    Chroma ATE, Inc......................................    642,000    2,581,908
    Chunghwa Telecom Co., Ltd., Sponsored ADR............    258,465    9,072,121
    Chunghwa Telecom Co., Ltd............................  1,536,000    5,388,268
    Compal Electronics, Inc..............................  8,616,541    5,167,164
    CTBC Financial Holding Co., Ltd...................... 20,702,175   14,096,984
    CTCI Corp............................................  1,199,000    1,841,908
#   Delta Electronics, Inc...............................  2,064,486   10,315,761
    E Ink Holdings, Inc..................................  1,072,000    1,148,460
    E.Sun Financial Holding Co., Ltd..................... 15,030,377   10,534,829
    Eclat Textile Co., Ltd...............................    258,402    2,969,791
    Eternal Materials Co., Ltd...........................  1,630,591    1,332,299
    Eva Airways Corp.....................................  8,054,441    3,938,006
    Evergreen Marine Corp. Taiwan, Ltd...................  5,141,782    2,025,733
    Far Eastern New Century Corp.........................  7,623,085    7,482,385
    Far EasTone Telecommunications Co., Ltd..............  2,601,000    6,104,625
    Feng Hsin Steel Co., Ltd.............................      7,000       13,336
    Feng TAY Enterprise Co., Ltd.........................    500,424    3,189,239
#   First Financial Holding Co., Ltd..................... 15,909,988   10,609,378
    Formosa Chemicals & Fibre Corp.......................  2,951,518   10,271,697
#   Formosa Petrochemical Corp...........................  1,719,000    6,104,044
    Formosa Plastics Corp................................  3,312,153   11,084,161
#   Formosa Sumco Technology Corp........................     29,000      120,082
    Formosa Taffeta Co., Ltd.............................  1,412,000    1,629,559
    Foxconn Technology Co., Ltd..........................  1,494,627    2,916,762
    Fubon Financial Holding Co., Ltd.....................  8,817,233   12,928,139

THE EMERGING MARKETS SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
TAIWAN -- (Continued)
     General Interface Solution Holding, Ltd..............    491,000 $ 1,725,333
     Giant Manufacturing Co., Ltd.........................    489,506   2,455,925
#    Globalwafers Co., Ltd................................    293,000   2,897,385
#    Gourmet Master Co., Ltd..............................    133,840     940,663
     HannStar Display Corp................................  2,756,000     621,667
     Highwealth Construction Corp.........................  1,158,190   1,825,609
     Hiwin Technologies Corp..............................    452,627   3,667,328
     Hon Hai Precision Industry Co., Ltd..................  9,612,322  22,280,627
#    Hota Industrial Manufacturing Co., Ltd...............    290,235   1,158,870
#    Hotai Motor Co., Ltd.................................    390,000   3,776,168
*    HTC Corp.............................................    301,235     366,830
     Hua Nan Financial Holdings Co., Ltd.................. 12,116,935   7,319,956
     Innolux Corp......................................... 29,692,241  10,239,455
     Inventec Corp........................................  5,188,550   4,051,084
     Kenda Rubber Industrial Co., Ltd.....................    537,377     525,626
#    King Slide Works Co., Ltd............................     57,000     639,050
     King's Town Bank Co., Ltd............................  1,629,000   1,563,875
#    Largan Precision Co., Ltd............................    133,860  17,020,077
     Lien Hwa Industrial Corp.............................     83,600      82,724
#    Lite-On Technology Corp..............................  4,435,410   6,623,153
#    Long Chen Paper Co., Ltd.............................    231,943     116,518
#    Macronix International...............................  5,042,074   3,337,424
     MediaTek, Inc........................................  1,092,995   8,856,467
     Mega Financial Holding Co., Ltd...................... 17,948,369  15,668,541
     Merida Industry Co., Ltd.............................    164,287     816,642
     Micro-Star International Co., Ltd....................  1,836,000   4,532,998
     Nan Ya Plastics Corp.................................  4,331,599  10,823,261
#    Nanya Technology Corp................................  2,106,010   4,277,094
     Nien Made Enterprise Co., Ltd........................    257,000   2,214,755
     Novatek Microelectronics Corp........................    883,000   4,638,864
     Parade Technologies, Ltd.............................     82,000   1,361,041
#    Pegatron Corp........................................  4,155,345   7,098,113
     Phison Electronics Corp..............................    295,000   2,447,538
     Pou Chen Corp........................................  6,126,487   7,430,146
     Powertech Technology, Inc............................  2,362,819   5,546,953
     Poya International Co., Ltd..........................     55,275     561,330
     President Chain Store Corp...........................    795,831   8,452,827
     Qisda Corp...........................................  3,366,000   2,173,197
#    Quanta Computer, Inc.................................  3,869,000   7,129,573
     Radiant Opto-Electronics Corp........................    750,000   2,151,916
     Realtek Semiconductor Corp...........................    728,950   3,994,751
     Ruentex Development Co., Ltd.........................    952,230   1,457,736
     Ruentex Industries, Ltd..............................    876,109   2,365,040
     Shin Kong Financial Holding Co., Ltd................. 14,135,329   4,060,308
#    Silergy Corp.........................................     85,000   1,286,098
     Simplo Technology Co., Ltd...........................    338,000   2,481,753
     Sino-American Silicon Products, Inc..................  1,508,000   3,317,698
     SinoPac Financial Holdings Co., Ltd.................. 17,621,623   6,012,737
     St Shine Optical Co., Ltd............................     15,000     281,418
#    Standard Foods Corp..................................    624,418   1,022,272
     Synnex Technology International Corp.................  2,080,343   2,599,572
#    TA Chen Stainless Pipe...............................  1,653,000   2,406,376
     Taichung Commercial Bank Co., Ltd....................    166,442      57,225
# *  TaiMed Biologics, Inc................................    144,000     812,055
     Taishin Financial Holding Co., Ltd................... 16,620,662   7,413,194
     Taiwan Business Bank.................................  6,732,631   2,444,821
     Taiwan Cement Corp...................................  7,525,292   9,326,848
     Taiwan Cooperative Financial Holding Co., Ltd........ 13,888,806   8,423,728
     Taiwan FamilyMart Co., Ltd...........................     85,000     637,436

THE EMERGING MARKETS SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- ------------
TAIWAN -- (Continued)
     Taiwan Fertilizer Co., Ltd...........................  1,269,000 $  1,803,549
     Taiwan Glass Industry Corp...........................  2,181,374      938,357
     Taiwan High Speed Rail Corp..........................  2,031,000    2,079,425
     Taiwan Mobile Co., Ltd...............................  2,215,300    7,916,358
     Taiwan Secom Co., Ltd................................    427,670    1,207,454
     Taiwan Semiconductor Manufacturing Co., Ltd.,
       Sponsored ADR......................................  1,815,491   68,298,771
     Taiwan Semiconductor Manufacturing Co., Ltd.......... 23,066,808  171,108,766
# *  Tatung Co., Ltd......................................  2,913,000    2,600,550
     TCI Co., Ltd.........................................     31,000      455,522
     Teco Electric and Machinery Co., Ltd.................  3,222,000    1,966,160
     Tong Yang Industry Co., Ltd..........................    140,000      179,365
#    Transcend Information, Inc...........................    353,181      769,403
     Tripod Technology Corp...............................    893,870    2,404,870
     Unimicron Technology Corp............................    835,000      624,713
     Uni-President Enterprises Corp.......................  5,022,033   11,900,668
     United Microelectronics Corp......................... 33,504,000   12,795,771
     Vanguard International Semiconductor Corp............  1,133,000    2,514,528
     Voltronic Power Technology Corp......................     75,350    1,301,279
     Walsin Lihwa Corp....................................  6,049,000    3,508,963
#    Walsin Technology Corp...............................    706,000    4,084,926
     Wan Hai Lines, Ltd...................................  1,467,800      757,090
#    Win Semiconductors Corp..............................  1,053,034    5,370,722
#    Winbond Electronics Corp.............................  7,122,407    3,532,675
*    Wintek Corp..........................................    604,760        6,754
     Wistron Corp.........................................  6,755,699    4,734,712
     WPG Holdings, Ltd....................................  2,752,039    3,528,176
#    Yageo Corp...........................................    343,682    3,757,946
     Yuanta Financial Holding Co., Ltd.................... 16,914,806    9,463,939
     Yulon Motor Co., Ltd.................................    869,000      523,119
     Zhen Ding Technology Holding, Ltd....................  1,297,700    3,410,452
                                                                      ------------
TOTAL TAIWAN..............................................             852,019,046
                                                                      ------------
THAILAND -- (3.4%)
     Advanced Info Service PCL............................  1,483,600    8,476,358
     AEON Thana Sinsap Thailand PCL.......................      4,400       24,928
     Airports of Thailand PCL.............................  4,615,300   10,193,029
     B Grimm Power PCL....................................    674,700      642,469
     Bangchak Corp. PCL...................................  1,453,500    1,500,372
     Bangkok Bank PCL.....................................    207,800    1,469,914
     Bangkok Dusit Medical Services PCL, Class F..........  3,895,500    2,942,588
     Bangkok Expressway & Metro PCL....................... 14,823,799    4,934,545
     Bangkok Life Assurance PCL...........................    845,800      744,483
     Banpu PCL............................................  5,246,650    2,787,690
     Banpu Power PCL......................................    910,600      670,362
     Berli Jucker PCL.....................................  1,309,800    2,043,778
     BTS Group Holdings PCL...............................  6,576,800    2,105,081
     Bumrungrad Hospital PCL..............................    402,600    2,396,850
     Carabao Group PCL, Class F...........................    298,700      368,087
     Central Pattana PCL..................................  1,717,900    4,385,133
     Central Plaza Hotel PCL..............................  1,203,400    1,656,276
     CH Karnchang PCL.....................................    500,300      412,346
     Charoen Pokphand Foods PCL...........................  7,313,600    6,378,990
     CP ALL PCL...........................................  5,689,600   14,159,123
     Delta Electronics Thailand PCL.......................    710,400    1,580,309
     Electricity Generating PCL...........................    166,200    1,393,755
     Energy Absolute PCL..................................  2,027,900    3,083,148
     Esso Thailand PCL....................................  2,616,000      912,680
     Global Power Synergy PCL.............................    530,900    1,066,303
     Glow Energy PCL......................................    737,100    2,176,442

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
THAILAND -- (Continued)
    Home Product Center PCL..............................  6,546,913 $  3,269,004
    Indorama Ventures PCL................................  1,976,800    3,037,094
    Intouch Holdings PCL.................................  1,037,786    1,802,029
    IRPC PCL............................................. 23,713,100    4,364,258
    Jasmine International PCL............................  5,215,000      851,292
    Kasikornbank PCL.....................................    990,400    6,403,482
    Kasikornbank PCL.....................................    179,400    1,148,436
    Kiatnakin Bank PCL...................................    753,600    1,652,288
    Krung Thai Bank PCL..................................  5,782,287    3,664,537
    Krungthai Card PCL...................................  1,904,000    1,797,807
    Land & Houses PCL....................................    790,000      270,561
    Land & Houses PCL....................................  2,877,040      985,335
    Minor International PCL..............................  2,330,270    2,890,228
    MK Restaurants Group PCL.............................    505,600    1,209,686
    Muangthai Capital PCL................................  1,772,300    2,694,543
    Pruksa Holding PCL...................................  1,867,300    1,063,869
    PTT Exploration & Production PCL.....................  1,864,655    7,341,044
    PTT Global Chemical PCL..............................  4,344,272    9,455,405
    PTT PCL.............................................. 16,434,000   25,643,194
    Ratchaburi Electricity Generating Holding PCL........    661,500    1,175,106
    Robinson PCL.........................................    516,200    1,123,521
    Siam Cement PCL (The)................................    151,800    2,273,903
    Siam Cement PCL (The)................................    230,100    3,446,805
    Siam City Cement PCL.................................    111,567      828,472
    Siam Commercial Bank PCL (The).......................  1,254,166    5,359,083
    Siam Global House PCL................................  2,312,233    1,383,972
    Srisawad Corp. PCL...................................    893,411    1,394,056
    Star Petroleum Refining PCL..........................  4,448,400    1,551,974
    Supalai PCL..........................................    280,100      173,031
    Thai Oil PCL.........................................  3,024,200    6,969,429
    Thai Union Group PCL, Class F........................  4,128,140    2,470,872
    Thanachart Capital PCL...............................  2,003,000    3,445,987
    Tisco Financial Group PCL............................    724,600    1,919,201
    TMB Bank PCL......................................... 24,667,700    1,737,023
    TOA Paint Thailand PCL...............................    247,000      282,636
    Total Access Communication PCL.......................    769,300    1,181,928
    Total Access Communication PCL.......................  1,459,300    2,242,023
    TPI Polene PCL.......................................  1,123,700       76,969
    TPI Polene Power PCL.................................  2,998,600      614,261
    True Corp. PCL....................................... 25,288,831    4,128,128
    TTW PCL..............................................    914,000      371,539
    VGI Global Media PCL.................................  3,447,200      855,111
    WHA Corp. PCL........................................ 14,117,300    1,988,193
                                                                     ------------
TOTAL THAILAND...........................................             205,042,354
                                                                     ------------
TURKEY -- (1.1%)
#   Akbank Turk A.S......................................  4,695,174    6,447,924
    Anadolu Efes Biracilik Ve Malt Sanayii A.S...........    285,642    1,219,986
#   Arcelik A.S..........................................    374,452    1,343,443
    Aselsan Elektronik Sanayi Ve Ticaret A.S.............    141,812      705,736
    BIM Birlesik Magazalar A.S...........................    361,723    6,320,924
    Coca-Cola Icecek A.S.................................    206,362    1,320,329
    Enka Insaat ve Sanayi A.S............................    806,244      771,562
    Eregli Demir ve Celik Fabrikalari TAS................  2,461,933    4,043,571
    Ford Otomotiv Sanayi A.S.............................    126,138    1,463,716
    KOC Holding A.S......................................    540,881    1,813,633
*   Koza Altin Isletmeleri A.S...........................     67,645      702,460
    Petkim Petrokimya Holding A.S........................  1,569,599    1,753,636
    Soda Sanayii A.S.....................................    477,309      663,112

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES      VALUE>>
                                                          --------- --------------
TURKEY -- (Continued)
    TAV Havalimanlari Holding A.S........................   393,004 $    2,122,120
#   Tekfen Holding A.S...................................   403,713      1,925,718
    Tofas Turk Otomobil Fabrikasi A.S....................   285,875      1,165,757
    Tupras Turkiye Petrol Rafinerileri A.S...............   188,145      5,062,154
*   Turk Hava Yollari AO................................. 1,457,515      4,341,873
*   Turk Telekomunikasyon A.S............................   802,767        784,094
    Turkcell Iletisim Hizmetleri A.S..................... 1,664,980      4,675,119
    Turkcell Iletisim Hizmetleri A.S., ADR...............    73,838        513,174
    Turkiye Garanti Bankasi A.S.......................... 2,660,861      4,668,343
#   Turkiye Halk Bankasi A.S............................. 1,332,954      1,965,066
    Turkiye Is Bankasi, Class C.......................... 2,612,331      2,874,975
    Turkiye Sise ve Cam Fabrikalari A.S.................. 1,624,463      2,137,618
#   Turkiye Vakiflar Bankasi TAO, Class D................ 1,893,088      1,754,442
*   Yapi ve Kredi Bankasi A.S............................ 2,425,128        916,392
                                                                    --------------
TOTAL TURKEY.............................................               63,476,877
                                                                    --------------
TOTAL COMMON STOCKS......................................            5,817,371,518
                                                                    --------------
PREFERRED STOCKS -- (2.2%)
BRAZIL -- (2.1%)
    Banco Bradesco SA.................................... 1,913,426     23,759,823
*   Centrais Eletricas Brasileiras SA, Class B...........   208,452      2,330,908
    Cia Brasileira de Distribuicao.......................   326,240      8,710,604
    Cia Energetica de Minas Gerais....................... 1,205,530      4,585,753
    Gerdau SA............................................ 1,407,421      6,044,167
    Itau Unibanco Holding SA............................. 4,801,108     51,074,099
    Lojas Americanas SA..................................   424,800      2,456,896
    Petroleo Brasileiro SA............................... 2,860,161     20,092,521
    Telefonica Brasil SA.................................   314,262      4,196,314
                                                                    --------------
TOTAL BRAZIL.............................................              123,251,085
                                                                    --------------
CHILE -- (0.0%)
    Embotelladora Andina SA, Class B.....................   390,121      1,510,687
                                                                    --------------
COLOMBIA -- (0.1%)
    Banco Davivienda SA..................................   172,705      1,982,353
    Bancolombia SA.......................................    30,330        335,633
    Grupo Argos SA.......................................    55,405        276,579
    Grupo Aval Acciones y Valores SA..................... 3,848,843      1,326,332
    Grupo de Inversiones Suramericana SA.................   127,756      1,361,085
                                                                    --------------
TOTAL COLOMBIA...........................................                5,281,982
                                                                    --------------
SOUTH KOREA -- (0.0%)
*   CJ Corp..............................................     6,654        219,280
                                                                    --------------
TOTAL PREFERRED STOCKS...................................              130,263,034
                                                                    --------------
RIGHTS/WARRANTS -- (0.0%)
THAILAND -- (0.0%)
*   BTS Group Holdings PCL Warrants 11/29/19.............   659,522         13,299
                                                                    --------------
TOTAL INVESTMENT SECURITIES..............................            5,947,647,851
                                                                    --------------

THE EMERGING MARKETS SERIES
CONTINUED


                                          SHARES       VALUE+
                                         --------- --------------
SECURITIES LENDING COLLATERAL -- (1.6%)
@(S) DFA Short Term Investment Fund..... 8,599,986 $   99,510,443
                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $4,179,295,490)^^.............           $6,047,158,294
                                                   ==============

ADR.American Depositary Receipt................................................
CP.. . Certificate Participation...............................................
GDR.Global Depositary Receipt..................................................
P.L.C.. Public Limited Company.................................................
SA.. . Special Assessment......................................................
>> Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*  Non-Income Producing Securities.
#  Total or Partial Securities on Loan.
+  See Security Valuation Note within the Notes to Schedules of Investments.
@  Security purchased with cash proceeds from Securities on Loan.
(S)Affiliated Fund.
^^ See Federal Tax Cost Note within the Notes to Schedules of Investments.

As of January 31, 2019, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                              UNREALIZED
                               NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                    --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
Mini MSCI Emerging Markets
  Index.......................   650      03/15/19  $31,911,059 $34,599,500   $2,688,441
S&P 500(R) Emini Index........    59      03/15/19    7,419,765   7,978,275      558,510
                                                    ----------- -----------   ----------
TOTAL FUTURES CONTRACTS.......                      $39,330,824 $42,577,775   $3,246,951
                                                    =========== ===========   ==========

Summary of the Series' investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                               ------------ ------------ ------- --------------
Common Stocks
   Brazil..................... $112,484,486 $280,422,302   --    $  392,906,788
   Chile......................   41,486,370   39,224,418   --        80,710,788
   China......................  254,636,397  794,348,944   --     1,048,985,341
   Colombia...................   25,368,204           --   --        25,368,204
   Czech Republic.............           --   11,128,884   --        11,128,884
   Egypt......................      513,198    6,838,603   --         7,351,801
   Greece.....................           --   14,656,694   --        14,656,694
   Hungary....................           --   29,618,584   --        29,618,584
   India......................   36,458,010  714,314,853   --       750,772,863
   Indonesia..................    5,503,601  167,121,113   --       172,624,714
   Malaysia...................           --  181,480,007   --       181,480,007
   Mexico.....................  221,058,253           --   --       221,058,253
   Peru.......................   19,693,580           --   --        19,693,580
   Philippines................    2,237,589   83,147,374   --        85,384,963
   Poland.....................           --  101,278,035   --       101,278,035
   Russia.....................   15,030,640   91,530,984   --       106,561,624
   South Africa...............   59,939,317  395,416,604   --       455,355,921
   South Korea................   22,141,337  969,754,860   --       991,896,197
   Taiwan.....................   78,779,818  773,239,228   --       852,019,046
   Thailand...................  205,042,354           --   --       205,042,354
   Turkey.....................      513,174   62,963,703   --        63,476,877

THE EMERGING MARKETS SERIES
CONTINUED


                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1          LEVEL 2     LEVEL 3     TOTAL
                               --------------   -------------- ------- --------------
Preferred Stocks
   Brazil.....................             --   $  123,251,085   --    $  123,251,085
   Chile......................             --        1,510,687   --         1,510,687
   Colombia................... $    5,281,982               --   --         5,281,982
   South Korea................             --          219,280   --           219,280
Rights/Warrants
   Thailand...................             --           13,299   --            13,299
Securities Lending Collateral.             --       99,510,443   --        99,510,443
Futures Contracts**...........      3,246,951               --   --         3,246,951
                               --------------   --------------   --    --------------
TOTAL......................... $1,109,415,261   $4,940,989,984   --    $6,050,405,245
                               ==============   ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                            SHARES     VALUE>>
                                                           --------- -----------
COMMON STOCKS -- (94.3%)
BRAZIL -- (8.1%)
     AES Tiete Energia SA................................. 2,245,406 $ 7,177,940
     AES Tiete Energia SA.................................       878         573
     Aliansce Shopping Centers SA......................... 1,047,277   5,836,377
*    Alliar Medicos A Frente SA...........................   229,000     985,848
     Alupar Investimento SA............................... 1,398,766   8,269,312
     Anima Holding SA.....................................   303,900   1,681,200
     Arezzo Industria e Comercio SA.......................   486,386   7,335,780
*    Azul SA, ADR.........................................   430,430  13,020,507
*    B2W Cia Digital......................................   764,783  10,499,742
     BR Malls Participacoes SA............................ 8,172,100  32,609,352
     BR Properties SA..................................... 1,013,953   2,447,290
     BrasilAgro - Co. Brasileira de Propriedades Agricolas   275,942   1,217,518
     Camil Alimentos S.A..................................    52,200     107,511
     Cia de Locacao das Americas..........................   250,798   2,777,581
     Cia de Saneamento de Minas Gerais-COPASA.............   659,392  10,783,620
     Cia de Saneamento do Parana..........................   523,507  10,632,116
     Cia de Saneamento do Parana..........................     1,400       7,754
     Cia Energetica de Minas Gerais....................... 1,300,989   5,792,977
     Cia Hering........................................... 1,333,001  11,409,062
     Cia Paranaense de Energia, Sponsored ADR.............   127,664   1,251,107
     Cia Paranaense de Energia............................   213,600   1,936,244
*    Cia Siderurgica Nacional SA.......................... 6,494,464  18,177,793
     Construtora Tenda SA.................................   670,450   6,802,979
*    Cosan Logistica SA...................................   931,462   4,102,715
     CSU Cardsystem SA....................................   241,035     487,706
     CVC Brasil Operadora e Agencia de Viagens SA......... 1,215,787  21,352,580
     Cyrela Brazil Realty SA Empreendimentos e
       Participacoes...................................... 2,758,267  12,871,519
     Cyrela Commercial Properties SA Empreendimentos e
       Participacoes......................................    37,800     118,264
     Dimed SA Distribuidora da Medicamentos...............     1,100     108,578
     Direcional Engenharia SA............................. 1,250,409   3,155,943
     Duratex SA........................................... 3,304,223  11,092,240
     EcoRodovias Infraestrutura e Logistica SA............ 2,349,307   7,341,816
     EDP - Energias do Brasil SA.......................... 3,194,114  14,719,275
     Embraer SA, Sponsored ADR............................   261,258   5,559,570
     Energisa SA..........................................   760,284   8,695,938
*    Eneva SA.............................................   537,003   2,726,996
     Equatorial Energia SA................................ 1,689,658  40,851,773
     Estacio Participacoes SA............................. 3,056,890  26,082,874
*    Even Construtora e Incorporadora SA.................. 1,882,664   3,474,693
     Ez Tec Empreendimentos e Participacoes SA............   760,051   5,773,723
     Fleury SA............................................ 1,867,731  11,416,752
     Fras-Le SA...........................................   234,360     340,590
*    Gafisa SA............................................   232,761     900,105
*    Gafisa SA, ADR.......................................    70,312     537,184
# *  Gol Linhas Aereas Inteligentes SA, ADR...............   342,144   4,642,894
     Grendene SA.......................................... 2,689,951   6,744,116
     Guararapes Confeccoes SA.............................    79,500   3,427,116
*    Helbor Empreendimentos SA............................ 2,524,448   1,149,417
     Iguatemi Empresa de Shopping Centers SA..............   359,695   4,395,079
     Industrias Romi SA...................................    88,600     242,943
     Instituto Hermes Pardini SA..........................   225,858   1,196,587
     International Meal Co. Alimentacao SA, Class A....... 1,462,995   2,667,295
     Iochpe-Maxion SA..................................... 1,144,900   7,017,681
*    JHSF Participacoes SA................................   729,847     374,464
     JSL SA...............................................   555,807   1,369,956

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
BRAZIL -- (Continued)
*   Kepler Weber SA......................................   136,146 $    560,337
    Light SA.............................................   895,852    4,899,518
    Linx SA..............................................    64,636      530,321
    Localiza Rent a Car SA...............................   434,334    3,970,874
*   LOG Commercial Properties e Participacoes SA.........   239,552    1,264,359
    Mahle-Metal Leve SA..................................   500,114    3,689,387
    Marcopolo SA.........................................   545,400      486,104
*   Marcopolo SA.........................................   138,304      154,716
*   Marfrig Global Foods SA.............................. 1,100,940    1,836,982
*   Marisa Lojas SA......................................   722,120    1,238,720
*   Mills Estruturas e Servicos de Engenharia SA......... 1,043,708    1,591,093
    Movida Participacoes SA..............................   622,037    1,694,156
    MRV Engenharia e Participacoes SA.................... 3,320,154   13,665,471
    Multiplan Empreendimentos Imobiliarios SA............   808,180    5,770,210
    Multiplus SA.........................................   460,375    3,282,781
    Natura Cosmeticos SA.................................   268,318    3,489,497
    Odontoprev SA........................................ 2,704,069   12,126,301
    Omega Geracao SA.....................................    10,100       55,914
    Ouro Fino Saude Animal Participacoes SA..............     1,300       11,795
*   Paranapanema SA...................................... 2,975,543    1,126,569
*   Petro Rio SA.........................................    64,000    2,019,573
    Porto Seguro SA......................................   503,642    7,744,469
    Portobello SA........................................   913,051    1,445,016
*   Profarma Distribuidora de Produtos Farmaceuticos SA..   166,002      190,040
    QGEP Participacoes SA................................   802,694    2,655,265
    Qualicorp Consultoria e Corretora de Seguros SA...... 2,192,705    9,532,525
    Restoque Comercio e Confeccoes de Roupas SA..........   137,181    1,327,120
    Santos Brasil Participacoes SA....................... 2,704,540    3,322,631
*   Sao Carlos Empreendimentos e Participacoes SA........    83,609      758,580
    Sao Martinho SA...................................... 1,552,744    8,189,963
    Ser Educacional SA...................................   537,517    3,213,997
    SLC Agricola SA......................................   632,873    7,688,305
    Smiles Fidelidade SA.................................   564,900    6,927,057
    Sonae Sierra Brasil SA...............................   282,746    2,307,526
*   Springs Global Participacoes SA......................   118,700      292,750
    Sul America SA....................................... 2,954,999   26,016,624
    T4F Entretenimento SA................................   319,100      687,744
*   Technos SA...........................................   239,700      177,499
*   Tecnisa SA........................................... 1,408,836      537,049
    Tegma Gestao Logistica SA............................   324,902    2,525,189
    TOTVS SA.............................................   418,626    3,817,802
    Transmissora Alianca de Energia Eletrica SA.......... 3,107,826   21,928,023
    Trisul SA............................................    31,500       36,395
    Tupy SA..............................................   707,008    3,533,775
    Unipar Carbocloro SA.................................       763        7,824
    Usinas Siderurgicas de Minas Gerais SA...............    42,600      135,020
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e........................................
    Identificacao S.A....................................   754,616    4,323,341
    Via Varejo SA........................................ 5,702,519    9,378,696
*   Vulcabras Azaleia SA.................................   613,426    1,375,789
    Wiz Solucoes e Corretagem de Seguros SA..............   605,644    1,337,122
                                                                    ------------
TOTAL BRAZIL.............................................            570,576,379
                                                                    ------------
CHILE -- (1.7%)
    AES Gener SA......................................... 6,667,025    2,021,864
    Banvida SA...........................................    28,774       15,728
    Besalco SA........................................... 2,971,715    2,878,028
    CAP SA...............................................   790,612    8,540,520
    Cementos BIO BIO SA..................................   352,724      492,106

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES      VALUE>>
                                                           ----------- ------------
CHILE -- (Continued)
*    Cia Pesquera Camanchaca SA...........................   1,267,665 $    148,012
*    Cia Sud Americana de Vapores SA...................... 158,135,417    4,708,510
*    Clinica Las Condes SA................................       3,361      192,205
     Cristalerias de Chile SA.............................     130,323    1,127,873
     Embotelladora Andina SA, ADR, Class B................      20,423      486,067
     Empresa Nacional de Telecomunicaciones SA............     697,429    6,718,733
     Empresas Hites SA....................................   1,238,776      854,587
*    Empresas La Polar SA.................................  22,027,880    1,052,295
     Empresas Lipigas SA..................................       3,250       27,330
     Empresas Tricot SA...................................      70,631      100,206
     Engie Energia Chile SA...............................   5,929,051   11,940,085
*    Enjoy SA.............................................   2,562,139      206,077
     Forus SA.............................................     809,501    2,439,515
     Grupo Security SA....................................   8,259,943    3,740,476
     Hortifrut SA.........................................      56,827      191,586
     Instituto de Diagnostico SA..........................       2,928        9,849
     Inversiones Aguas Metropolitanas SA..................   3,850,330    5,982,577
     Inversiones La Construccion SA.......................     352,060    6,550,155
     Masisa SA............................................  19,784,466    1,262,669
     Multiexport Foods SA.................................   5,102,854    3,133,477
     Parque Arauco SA.....................................   5,935,365   16,296,681
     PAZ Corp. SA.........................................   1,331,427    2,132,084
     Ripley Corp. SA......................................   8,793,263    7,841,670
     Salfacorp SA.........................................   3,334,338    5,361,880
     Sigdo Koppers SA.....................................   1,070,870    1,869,766
*    SMU SA...............................................   3,350,234      942,149
     Sociedad Matriz SAAM SA..............................  39,212,277    3,770,645
     Socovesa SA..........................................   3,154,986    2,093,535
     SONDA SA.............................................   3,735,894    6,467,886
     Vina Concha y Toro SA................................   4,517,064    9,361,839
                                                                       ------------
TOTAL CHILE...............................................              120,958,665
                                                                       ------------
CHINA -- (16.7%)
*    21Vianet Group, Inc., ADR............................     536,547    4,818,192
     361 Degrees International, Ltd.......................   5,491,000    1,190,643
     3SBio, Inc...........................................   6,733,500   11,279,917
# *  500.com, Ltd., ADR, Class A..........................     112,648    1,676,202
# *  51job, Inc., ADR.....................................     126,147    8,784,877
*    A8 New Media Group, Ltd..............................   5,228,000      183,682
     AAG Energy Holdings, Ltd.............................      84,601       14,517
#    Agile Group Holdings, Ltd............................     864,000    1,148,184
     Ajisen China Holdings, Ltd...........................   4,219,000    1,203,148
     AKM Industrial Co., Ltd..............................   2,660,000      412,771
*    Alibaba Pictures Group, Ltd..........................  59,170,000   10,283,635
     AMVIG Holdings, Ltd..................................   2,508,000      572,097
     Anhui Expressway Co., Ltd., Class H..................   2,962,000    1,890,967
*    Anton Oilfield Services Group........................  12,002,000    1,399,945
     Anxin-China Holdings, Ltd............................  16,347,000      150,405
*    Aowei Holdings, Ltd..................................   1,795,000      428,984
*    Art Group Holdings, Ltd..............................     320,000       12,323
     Asia Cement China Holdings Corp......................   3,072,500    2,222,715
*    Asia Television Holdings, Ltd........................   2,812,000       89,773
*    Asian Citrus Holdings, Ltd...........................   2,314,000       33,174
#    Ausnutria Dairy Corp., Ltd...........................   1,913,000    2,199,122
# *  AVIC International Holding HK, Ltd...................  41,847,722    1,098,942
#    AVIC International Holdings, Ltd., Class H...........   1,960,000    1,034,669
     AviChina Industry & Technology Co., Ltd., Class H....  14,492,000    9,668,338
     BAIOO Family Interactive, Ltd........................   5,590,000      303,025
#    Bank of Chongqing Co., Ltd., Class H.................   2,533,500    1,530,650

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
CHINA -- (Continued)
     Bank of Tianjin Co., Ltd., Class H...................     22,500 $    13,023
# *  Bank of Zhengzhou Co., Ltd., Class H.................    105,000      44,816
*    Baoye Group Co., Ltd., Class H.......................  1,758,000     992,297
# *  Baozun, Inc., Sponsored ADR..........................    202,391   7,245,598
     BBI Life Sciences Corp...............................  1,299,000     365,934
     Beijing Capital International Airport Co., Ltd.,
       Class H............................................  3,162,000   2,965,973
     Beijing Capital Land, Ltd., Class H..................  7,522,500   3,138,525
*    Beijing Enterprises Clean Energy Group, Ltd.......... 59,768,570     923,566
# *  Beijing Enterprises Environment Group, Ltd...........    622,000      62,065
# *  Beijing Enterprises Medical & Health Group, Ltd...... 30,162,000     928,604
     Beijing Enterprises Water Group, Ltd.................  7,748,000   4,486,436
# *  Beijing Gas Blue Sky Holdings, Ltd................... 15,784,000     497,990
     Beijing Jingneng Clean Energy Co., Ltd., Class H.....  9,098,000   1,986,990
#    Beijing North Star Co., Ltd., Class H................  5,840,000   1,716,870
# *  Beijing Properties Holdings, Ltd..................... 10,632,000     352,081
     Beijing Urban Construction Design & Development
       Group Co., Ltd., Class H...........................  2,032,000     806,316
#    Best Pacific International Holdings, Ltd.............  2,128,000     513,301
     BII Railway Transportation Technology Holdings Co.,
       Ltd................................................  2,636,000     202,388
     Billion Industrial Holdings, Ltd.....................     44,000      62,321
*    Bitauto Holdings, Ltd., ADR..........................    171,973   3,339,716
*    Boer Power Holdings, Ltd.............................  2,489,000     178,072
     Bosideng International Holdings, Ltd................. 19,416,000   3,714,692
*    Boyaa Interactive International, Ltd.................  3,237,000     652,523
     Brilliance China Automotive Holdings, Ltd............  3,384,000   3,204,073
     Brilliant Circle Holdings International, Ltd.........    250,000      28,207
#    BYD Electronic International Co., Ltd................  3,942,500   4,884,896
     C C Land Holdings, Ltd............................... 15,311,015   3,542,242
# *  C.banner International Holdings, Ltd.................  4,867,000     268,172
     Cabbeen Fashion, Ltd.................................  1,566,000     395,671
#    Canvest Environmental Protection Group Co., Ltd......  4,729,000   2,465,541
*    Capital Environment Holdings, Ltd.................... 21,762,000     493,165
# *  CAR, Inc.............................................  5,896,000   4,913,284
# *  Carnival Group International Holdings, Ltd........... 29,060,000     432,948
     Carrianna Group Holdings Co., Ltd....................  2,031,257     230,815
*    CECEP COSTIN New Materials Group, Ltd................  4,494,000      64,428
#    Central China Real Estate, Ltd.......................  6,625,626   2,861,642
#    Central China Securities Co., Ltd., Class H..........  4,469,000   1,029,022
*    Century Sunshine Group Holdings, Ltd................. 12,390,000     310,423
*    CGN Meiya Power Holdings Co., Ltd....................  9,134,000   1,279,181
     Changshouhua Food Co., Ltd...........................  1,773,000     751,017
     Changyou.com, Ltd., ADR..............................     98,471   1,994,038
#    Chaowei Power Holdings, Ltd..........................  4,399,000   1,700,714
*    Cheetah Mobile, Inc., ADR............................    205,689   1,392,515
# *  Chiho Environmental Group, Ltd.......................  2,108,000     403,269
#    China Aerospace International Holdings, Ltd.......... 17,272,500   1,213,932
     China Agri-Industries Holdings, Ltd.................. 14,132,800   5,031,748
     China Aircraft Leasing Group Holdings, Ltd...........  1,897,000   2,038,646
     China All Access Holdings, Ltd.......................  6,278,000     289,291
*    China Animal Healthcare, Ltd.........................  3,671,000      51,324
#    China Animation Characters Co., Ltd..................  5,282,000   1,714,298
#    China Aoyuan Group, Ltd..............................  8,910,000   6,830,870
*    China Beidahuang Industry Group Holdings, Ltd........  4,032,000      73,313
     China BlueChemical, Ltd., Class H.................... 12,142,000   3,958,614
# *  China Chengtong Development Group, Ltd...............  2,628,000      60,501
*    China City Infrastructure Group, Ltd.................  1,220,000      41,206
     China Communications Services Corp., Ltd., Class H... 12,662,000  11,887,324
     China Conch Venture Holdings, Ltd....................  2,878,000   9,625,116
     China Datang Corp. Renewable Power Co., Ltd., Class H 15,221,000   1,868,757

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
CHINA -- (Continued)
*    China Daye Non-Ferrous Metals Mining, Ltd............  7,434,000 $    54,650
     China Distance Education Holdings, Ltd., ADR.........     30,224     212,777
     China Dongxiang Group Co., Ltd....................... 24,130,985   3,668,055
# *  China Dynamics Holdings, Ltd......................... 10,040,000     127,879
#    China Electronics Huada Technology Co., Ltd..........  5,858,000     510,039
#    China Electronics Optics Valley Union Holding Co.,
       Ltd................................................ 14,592,000     923,141
# *  China Energine International Holdings, Ltd...........  5,728,000     139,696
     China Energy Engineering Corp., Ltd., Class H........    404,000      49,000
     China Everbright, Ltd................................  6,106,000  11,522,489
*    China Fiber Optic Network System Group, Ltd..........  9,639,999     343,972
     China Financial Services Holdings, Ltd...............  7,270,000     497,871
#    China Foods, Ltd.....................................  6,558,000   2,657,679
*    China Glass Holdings, Ltd............................  4,476,000     303,738
# *  China Grand Pharmaceutical and Healthcare Holdings,
       Ltd., Class A......................................  4,896,000   2,614,084
*    China Greenfresh Group Co., Ltd......................  2,833,000     360,936
#    China Greenland Broad Greenstate Group Co., Ltd......  5,628,000     386,395
     China Hanking Holdings, Ltd..........................  4,368,000     564,229
#    China Harmony New Energy Auto Holding, Ltd...........  5,776,500   2,248,628
*    China High Precision Automation Group, Ltd...........  1,289,000      37,575
#    China High Speed Transmission Equipment Group Co.,
       Ltd................................................  2,578,000   2,664,441
*    China Huiyuan Juice Group, Ltd.......................  4,929,500     237,958
     China International Marine Containers Group Co.,
       Ltd., Class H......................................  1,338,300   1,434,136
*    China ITS Holdings Co., Ltd..........................  2,912,412      74,275
     China Jinmao Holdings Group, Ltd..................... 14,428,300   7,324,053
     China Lesso Group Holdings, Ltd......................  7,773,000   4,351,663
     China Lilang, Ltd....................................  3,376,000   2,989,757
*    China Logistics Property Holdings Co., Ltd...........  1,731,000     483,609
# *  China Longevity Group Co., Ltd.......................  1,076,350      35,251
*    China LotSynergy Holdings, Ltd....................... 30,380,000     304,046
     China Machinery Engineering Corp., Class H...........  6,507,000   3,206,326
#    China Maple Leaf Educational Systems, Ltd............  9,306,000   4,018,291
     China Medical System Holdings, Ltd...................  7,509,500   7,815,213
     China Meidong Auto Holdings, Ltd.....................  2,426,000     926,589
     China Merchants Land, Ltd............................ 11,282,000   1,862,154
*    China Metal Resources Utilization, Ltd...............    932,000     517,278
*    China Minsheng Drawin Technology Group, Ltd..........    500,000       6,609
# *  China Minsheng Financial Holding Corp., Ltd..........  4,620,000     113,792
# *  China Modern Dairy Holdings, Ltd.....................  4,012,000     485,548
     China National Building Material Co., Ltd., Class H.. 14,932,450  11,916,075
#    China New Town Development Co., Ltd.................. 11,720,648     281,814
#    China NT Pharma Group Co., Ltd.......................  5,561,500     512,331
*    China Nuclear Energy Technology Corp., Ltd...........  3,078,000     255,111
# *  China Oceanwide Holdings, Ltd........................  4,994,000     232,797
     China Oil & Gas Group, Ltd........................... 32,918,000   2,232,227
     China Oriental Group Co., Ltd........................  8,006,000   5,416,574
*    China Outfitters Holdings, Ltd.......................     24,000         686
     China Overseas Grand Oceans Group, Ltd............... 11,892,749   4,601,580
     China Overseas Property Holdings, Ltd................ 10,065,000   3,498,023
*    China Pioneer Pharma Holdings, Ltd...................  3,489,000     454,346
#    China Power Clean Energy Development Co., Ltd........  3,688,999   1,301,623
     China Power International Development, Ltd........... 28,927,333   7,464,628
*    China Properties Group, Ltd..........................  2,751,000     399,214
     China Resources Cement Holdings, Ltd.................  4,760,000   4,834,365
     China Resources Medical Holdings Co., Ltd............  4,665,000   3,265,196
# *  China Ruifeng Renewable Energy Holdings, Ltd.........  5,192,000     337,704
*    China Rundong Auto Group, Ltd........................    160,000      61,094
*    China Saite Group Co., Ltd...........................  2,376,000     120,668
*    China Sandi Holdings, Ltd............................    132,000       9,621
     China Sanjiang Fine Chemicals Co., Ltd...............  5,329,000   1,267,415

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
CHINA -- (Continued)
     China SCE Group Holdings, Ltd........................ 12,597,200 $ 5,203,963
# *  China Shengmu Organic Milk, Ltd...................... 11,882,000     523,729
     China Shineway Pharmaceutical Group, Ltd.............  2,291,200   2,687,696
*    China Silver Group, Ltd..............................  7,322,000     722,394
#    China Singyes Solar Technologies Holdings, Ltd.......  4,311,040     562,319
     China South City Holdings, Ltd....................... 25,324,000   3,824,112
     China Starch Holdings, Ltd...........................  7,505,000     177,500
     China State Construction International Holdings, Ltd.    258,000     245,971
     China Sunshine Paper Holdings Co., Ltd...............  1,834,500     326,611
     China Suntien Green Energy Corp., Ltd., Class H...... 11,039,000   3,010,853
*    China Taifeng Beddings Holdings, Ltd.................  1,336,000      34,476
     China Tian Lun Gas Holdings, Ltd.....................  1,933,500   1,941,908
# *  China Tianrui Group Cement Co., Ltd..................    148,000     125,426
     China Traditional Chinese Medicine Holdings Co., Ltd. 12,676,000   8,273,934
     China Travel International Investment Hong Kong, Ltd. 16,015,900   4,638,160
     China Vast Industrial Urban Development Co., Ltd.....  1,601,000     659,926
     China Water Affairs Group, Ltd.......................  6,610,000   7,030,902
*    China Water Industry Group, Ltd......................  8,640,000   1,564,898
     China Wood Optimization Holding, Ltd.................  2,740,000     708,661
     China XLX Fertiliser, Ltd............................  2,043,000     737,278
     China Yuhua Education Corp., Ltd.....................  2,810,000   1,136,836
# *  China Yurun Food Group, Ltd..........................  9,893,000   1,392,881
     China ZhengTong Auto Services Holdings, Ltd..........  6,456,000   3,428,434
     China Zhongwang Holdings, Ltd........................ 11,658,800   5,862,587
#    Chinasoft International, Ltd......................... 15,102,000   7,462,817
     Chongqing Machinery & Electric Co., Ltd., Class H....  8,266,000     611,636
*    Chu Kong Petroleum & Natural Gas Steel Pipe
       Holdings, Ltd......................................  2,388,000     186,329
     Chu Kong Shipping Enterprise Group Co., Ltd..........  1,366,000     310,544
     CIFI Holdings Group Co., Ltd......................... 19,426,000  12,853,411
#    CIMC Enric Holdings, Ltd.............................  4,218,000   3,675,005
*    CIMC-TianDa Holdings Co., Ltd........................  9,220,000     277,383
*    CITIC Dameng Holdings, Ltd...........................  6,073,000     318,133
#    CITIC Resources Holdings, Ltd........................ 18,534,600   1,638,732
     Citychamp Watch & Jewellery Group, Ltd............... 11,770,000   2,476,791
#    Clear Media, Ltd.....................................    383,000     362,747
*    Coastal Greenland, Ltd...............................  5,336,000     170,303
*    COFCO Meat Holdings, Ltd.............................  2,330,000     456,991
*    Cogobuy Group........................................  4,572,000   1,698,170
#    Colour Life Services Group Co., Ltd..................  2,343,000   1,323,264
# *  Comba Telecom Systems Holdings, Ltd.................. 11,485,338   2,649,907
     Concord New Energy Group, Ltd........................ 40,614,964   1,712,452
#    Consun Pharmaceutical Group, Ltd.....................  2,763,000   2,083,443
# *  Coolpad Group, Ltd................................... 19,269,174   1,576,219
*    COSCO SHIPPING Development Co., Ltd., Class H........ 15,549,000   1,793,946
#    COSCO SHIPPING Energy Transportation Co., Ltd.,
       Class H............................................  9,348,000   5,316,166
#    COSCO SHIPPING International Hong Kong Co., Ltd......  3,737,000   1,318,185
     COSCO SHIPPING Ports, Ltd............................ 10,608,143  11,072,533
*    Coslight Technology International Group Co., Ltd.....    966,000     376,847
#    Cosmo Lady China Holdings Co., Ltd...................  4,645,000   1,628,450
*    Country Garden Services Holdings Co., Ltd............  4,531,000   7,018,971
     CP Pokphand Co., Ltd................................. 42,714,594   3,437,542
#    CPMC Holdings, Ltd...................................  2,640,000   1,261,111
#    CRCC High-Tech Equipment Corp., Ltd., Class H........  3,644,000     939,105
*    CSMall Group, Ltd....................................    947,266     134,273
# *  CSSC Offshore and Marine Engineering Group Co.,
       Ltd., Class H......................................  1,142,000     901,384
#    CT Environmental Group, Ltd.......................... 18,320,000     901,919
# *  CWT International, Ltd............................... 24,080,000     411,976
*    Cybernaut International Holdings Co., Ltd............  3,760,000      95,435
#    Da Ming International Holdings, Ltd..................    880,000     225,608

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
CHINA -- (Continued)
*    DaChan Food Asia, Ltd................................  1,267,955 $    62,729
     Dah Chong Hong Holdings, Ltd.........................  6,486,747   2,392,433
     Dalian Port PDA Co., Ltd., Class H...................  4,868,400     646,304
*    Daphne International Holdings, Ltd...................  6,652,000     210,996
     Dawnrays Pharmaceutical Holdings, Ltd................  6,951,886   1,393,458
# *  DBA Telecommunication Asia Holdings, Ltd.............    876,000      42,487
# *  Differ Group Holding Co., Ltd........................ 11,998,000     749,184
*    Digital China Holdings, Ltd..........................  6,775,500   3,267,700
# *  Dongfang Electric Corp., Ltd., Class H...............  2,218,000   1,657,925
#    Dongjiang Environmental Co., Ltd., Class H...........  1,268,975   1,333,055
     Dongyue Group, Ltd...................................  7,968,000   5,112,470
# *  Dynagreen Environmental Protection Group Co., Ltd.,
       Class H............................................  3,006,000   1,457,300
# *  Dynasty Fine Wines Group, Ltd........................  1,508,000     276,727
     E-Commodities Holdings, Ltd..........................  8,448,000     442,880
# *  eHi Car Services, Ltd., Sponsored ADR................    149,080   1,563,849
     Embry Holdings, Ltd..................................    470,000     139,082
     Essex Bio-technology, Ltd............................     15,000       9,844
#    Essex Bio-technology, Ltd............................    698,000     458,604
     EVA Precision Industrial Holdings, Ltd...............  5,156,435     494,249
*    EverChina International Holdings Co., Ltd............ 12,045,000     378,920
*    Evergreen International Holdings, Ltd................    762,000      45,148
# *  Fang Holdings, Ltd., ADR.............................    588,287     994,205
     Fantasia Holdings Group Co., Ltd..................... 14,877,000   2,170,888
     Far East Horizon, Ltd................................ 11,914,000  12,315,772
*    FDG Electric Vehicles, Ltd........................... 24,770,000     174,460
*    Feiyu Technology International Co., Ltd..............  1,828,500      81,146
# *  First Tractor Co., Ltd., Class H.....................  2,667,176     652,017
*    Forgame Holdings, Ltd................................    282,300     143,677
#    Fu Shou Yuan International Group, Ltd................  5,744,000   4,710,035
#    Fufeng Group, Ltd....................................  9,461,600   4,208,939
# *  Fuguiniao Co., Ltd., Class H.........................  1,930,000     178,928
     Future Land Development Holdings, Ltd................ 13,022,000  11,034,443
# *  GCL New Energy Holdings, Ltd......................... 17,162,000     710,975
# *  GCL-Poly Energy Holdings, Ltd........................ 80,265,000   6,371,571
     Gemdale Properties & Investment Corp., Ltd........... 24,280,000   2,551,495
#    Genertec Universal Medical Group Co., Ltd............  5,810,000   4,691,685
*    Glorious Property Holdings, Ltd...................... 21,037,501   1,016,234
     Golden Eagle Retail Group, Ltd.......................  3,141,000   3,325,898
     Golden Meditech Holdings, Ltd........................    356,000      36,414
     Golden Throat Holdings Group Co., Ltd................    991,500     148,445
     Golden Wheel Tiandi Holdings Co., Ltd................    546,000      52,357
     Goldlion Holdings, Ltd...............................  1,872,962     772,759
     Goldpac Group, Ltd...................................  2,314,000     592,716
# *  GOME Retail Holdings, Ltd............................ 79,929,000   6,957,204
     Good Friend International Holdings, Inc..............    398,667      84,083
#    Grand Baoxin Auto Group, Ltd.........................  4,173,992   1,286,768
*    Greater China Financial Holdings, Ltd................  1,780,000      46,885
     Greatview Aseptic Packaging Co., Ltd.................  7,134,000   4,534,239
     Greenland Hong Kong Holdings, Ltd....................  7,333,000   2,142,360
     Greentown China Holdings, Ltd........................  6,186,648   5,533,462
     Greentown Service Group Co., Ltd.....................  4,346,000   3,977,410
*    Ground International Development, Ltd................    370,000      17,520
*    Guangdong Land Holdings, Ltd.........................  4,818,800   1,168,071
     Guangdong Yueyun Transportation Co., Ltd., Class H...  1,349,000     504,429
     Guangshen Railway Co., Ltd., Class H.................  3,364,000   1,399,655
*    Guodian Technology & Environment Group Corp., Ltd.,
       Class H............................................  3,271,000     138,463
*    Guolian Securities Co., Ltd., Class H................  1,700,500     419,430
#    Guorui Properties, Ltd...............................  3,888,000     713,914
*    Haichang Ocean Park Holdings, Ltd....................  5,878,000   1,208,855

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
CHINA -- (Continued)
# *  Hailiang Education Group, Inc., ADR..................     30,293 $ 1,045,109
     Haitian International Holdings, Ltd..................  4,306,000   9,919,135
*    Hanergy Thin Film Power Group, Ltd................... 17,084,000  10,885,481
     Harbin Bank Co., Ltd., Class H.......................  1,594,000     360,459
     Harbin Electric Co., Ltd., Class H...................  5,127,413   2,747,195
# *  Harmonicare Medical Holdings, Ltd....................  2,403,000     552,889
     HC Group, Inc........................................     40,000      23,397
# *  HC Group, Inc........................................  3,644,500   2,134,951
*    Health and Happiness H&H International Holdings, Ltd.  1,402,000   8,540,803
     Henderson Investment, Ltd............................  1,863,000     159,301
*    Heng Tai Consumables Group, Ltd......................  1,135,000      39,726
*    Hengdeli Holdings, Ltd............................... 14,521,399     629,947
*    HengTen Networks Group, Ltd.......................... 38,840,000   1,262,204
*    Hi Sun Technology China, Ltd......................... 12,972,000   1,896,093
     Hilong Holding, Ltd..................................  6,316,000     653,557
#    Hisense Home Appliances Group Co., Ltd., Class H.....  2,660,000   2,725,034
     HKC Holdings, Ltd....................................  1,441,577   1,269,664
*    Honghua Group, Ltd................................... 19,908,000   1,247,630
     Honworld Group, Ltd..................................  1,187,500     502,449
     Hopefluent Group Holdings, Ltd.......................  1,725,670     541,421
     Hopson Development Holdings, Ltd.....................  4,514,000   4,139,831
     HOSA International, Ltd..............................  3,700,000     102,553
*    Hua Han Health Industry Holdings, Ltd................ 25,871,698     698,954
     Hua Hong Semiconductor, Ltd..........................  2,513,000   5,609,793
     Huadian Fuxin Energy Corp., Ltd., Class H............ 16,972,000   3,859,481
     Huadian Power International Corp., Ltd., Class H.....    758,000     352,915
     Huaneng Renewables Corp., Ltd., Class H.............. 29,660,000   8,553,056
     Huaxi Holdings Co., Ltd..............................    444,000     159,083
     Huazhong In-Vehicle Holdings Co., Ltd................  3,530,000     576,522
# *  Hydoo International Holding, Ltd.....................  2,110,000     122,752
     IMAX China Holding, Inc..............................    853,400   2,182,556
     Inner Mongolia Yitai Coal Co., Ltd., Class H.........    224,800     170,783
#    Inspur International, Ltd............................    876,000     428,945
# *  Jiangnan Group, Ltd.................................. 11,016,000     542,025
#    Jiayuan International Group, Ltd.....................  3,227,816   1,556,829
# *  Jinchuan Group International Resources Co., Ltd...... 12,519,000   1,073,869
#    Jingrui Holdings, Ltd................................  1,393,000     382,206
# *  JinkoSolar Holding Co., Ltd., ADR....................    170,941   2,847,877
     Jinmao Hotel and Jinmao China Hotel Investments and
       Management, Ltd....................................    428,000     245,263
     JNBY Design, Ltd.....................................  1,084,000   1,624,234
     Joy City Property, Ltd............................... 18,494,000   2,125,867
#    Ju Teng International Holdings, Ltd..................  5,896,000   1,577,890
# *  Jumei International Holding, Ltd., ADR...............    128,365     322,196
#    Jutal Offshore Oil Services, Ltd.....................  1,158,000     119,922
     K Wah International Holdings, Ltd....................  6,677,948   3,683,242
*    Kai Yuan Holdings, Ltd............................... 13,400,000      96,273
     Kaisa Group Holdings, Ltd............................ 17,106,000   5,504,700
     Kangda International Environmental Co., Ltd..........  4,479,000     527,912
#    Kasen International Holdings, Ltd....................  4,517,000   2,116,683
     Kinetic Mines and Energy, Ltd........................    312,000      18,348
     Kingboard Holdings, Ltd..............................  4,062,921  14,296,383
     Kingboard Laminates Holdings, Ltd....................  5,917,000   6,124,050
     Kingdee International Software Group Co., Ltd........ 15,099,200  14,593,555
     Kingsoft Corp., Ltd..................................  4,644,000   8,896,336
# *  Kong Sun Holdings, Ltd...............................  1,325,000      20,084
     Koradior Holdings, Ltd...............................  1,008,000   1,188,277
# *  KuangChi Science, Ltd................................  8,317,000     564,153
     KWG Group Holdings, Ltd.............................. 10,440,950  10,335,973
*    Labixiaoxin Snacks Group, Ltd........................  1,152,000      72,714

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
CHINA -- (Continued)
     Lai Fung Holdings, Ltd...............................    614,467 $   801,948
     Launch Tech Co., Ltd., Class H.......................     56,500      42,700
     Le Saunda Holdings, Ltd..............................  1,765,799     203,696
     Lee & Man Chemical Co., Ltd..........................  1,070,785     731,490
#    Lee & Man Paper Manufacturing, Ltd...................  8,492,000   7,595,409
#    Lee's Pharmaceutical Holdings, Ltd...................  1,721,500   1,399,242
*    Leoch International Technology, Ltd..................  2,764,000     201,769
# *  Leyou Technologies Holdings, Ltd.....................  9,420,000   2,626,530
*    Li Ning Co., Ltd..................................... 13,365,500  16,445,239
*    Lianhua Supermarket Holdings Co., Ltd., Class H......  3,079,600     500,289
*    Lifestyle China Group, Ltd...........................  1,862,000     663,045
# *  Lifetech Scientific Corp............................. 15,504,000   3,359,609
# *  Link Motion, Inc., Sponsored ADR.....................    690,534     106,273
# *  Lisi Group Holdings, Ltd.............................  1,088,000     125,074
     Livzon Pharmaceutical Group, Inc., Class H...........    841,364   2,708,588
     LK Technology Holdings, Ltd..........................    322,500      28,095
# *  LongiTech Smart Energy Holding, Ltd..................    995,000      86,262
     Lonking Holdings, Ltd................................ 12,979,000   4,386,388
     Luye Pharma Group, Ltd...............................  7,631,500   5,702,209
#    LVGEM China Real Estate Investment Co., Ltd..........    600,000     167,676
#    Maanshan Iron & Steel Co., Ltd., Class H............. 14,938,000   7,169,899
     Maoye International Holdings, Ltd....................  8,518,000     609,724
*    MIE Holdings Corp....................................  1,256,000       9,835
#    Min Xin Holdings, Ltd................................    922,000     623,754
*    Mingfa Group International Co., Ltd..................  7,108,000      50,997
*    Mingyuan Medicare Development Co., Ltd...............  6,950,000      38,172
#    Minmetals Land, Ltd.................................. 11,220,000   2,026,698
#    Minth Group, Ltd.....................................  3,291,000  11,514,906
*    MMG, Ltd............................................. 14,722,999   5,427,639
     MOBI Development Co., Ltd............................    962,000     157,456
*    Mobile Internet China Holding, Ltd...................  2,915,000      62,139
     Modern Land China Co., Ltd...........................  5,690,800     812,535
*    Munsun Capital Group, Ltd............................  4,818,905      80,903
#    Nan Hai Corp., Ltd................................... 21,550,000     474,020
     Nanjing Panda Electronics Co., Ltd., Class H.........    348,000     125,865
*    National Agricultural Holdings, Ltd..................     91,005      13,801
*    Nature Home Holding Co., Ltd.........................  1,187,000     240,924
#    NetDragon Websoft Holdings, Ltd......................    440,000     802,022
#    New Century Healthcare Holding Co., Ltd..............    110,500      90,607
# *  New Provenance Everlasting Holdings, Ltd............. 12,350,000      48,928
     New Universe Environmental Group, Ltd................    300,000      16,034
*    New World Department Store China, Ltd................  3,567,462     823,261
     Nexteer Automotive Group, Ltd........................  5,787,000   8,761,280
     Nine Dragons Paper Holdings, Ltd.....................  1,672,000   1,708,759
# *  Noah Holdings, Ltd., ADR.............................    152,611   7,172,717
# *  North Mining Shares Co., Ltd......................... 87,980,000     359,212
#    NVC Lighting Holdings, Ltd...........................  8,433,000     535,199
# *  O-Net Technologies Group, Ltd........................  3,164,000   1,534,326
*    Ourgame International Holdings, Ltd..................  1,942,000     194,375
     Overseas Chinese Town Asia Holdings, Ltd.............  1,342,183     432,291
#    Ozner Water International Holding, Ltd...............  2,638,000     569,541
#    Pacific Online, Ltd..................................  2,928,365     482,121
# *  Panda Green Energy Group, Ltd........................ 18,254,000     938,101
     Parkson Retail Group, Ltd............................  8,280,500     784,480
#    PAX Global Technology, Ltd...........................  5,910,000   2,591,879
*    Peking University Resources Holdings Co., Ltd........    176,000       6,400
#    Phoenix Media Investment Holdings, Ltd...............  8,340,000     810,518
*    Phoenix New Media, Ltd., ADR.........................    146,073     579,910
     Poly Culture Group Corp., Ltd., Class H..............    628,800     822,630

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES      VALUE>>
                                                           ----------- -----------
CHINA -- (Continued)
     Poly Property Group Co., Ltd.........................  15,779,000 $ 5,594,149
     Pou Sheng International Holdings, Ltd................  15,028,806   2,913,495
     Powerlong Real Estate Holdings, Ltd..................   9,746,000   4,340,327
*    Prosperity International Holdings HK, Ltd............  11,620,000      44,437
# *  PW Medtech Group, Ltd................................   5,032,000     737,307
#    Q Technology Group Co., Ltd..........................   2,488,000   1,406,622
*    Qingdao Port International Co., Ltd., Class H........   3,604,000   2,245,108
     Qingling Motors Co., Ltd., Class H...................   4,464,000   1,150,712
#    Qinhuangdao Port Co., Ltd., Class H..................   4,158,500     909,240
# *  Qinqin Foodstuffs Group Cayman Co., Ltd..............      65,000      18,091
     Qunxing Paper Holdings Co., Ltd......................     669,913      32,270
*    Real Gold Mining, Ltd................................     300,500      10,071
#    Redco Group..........................................   6,978,000   2,757,306
     Regal International Airport Group Co., Ltd., Class H.     807,000     694,030
# *  Renhe Commercial Holdings Co., Ltd................... 129,099,000   4,937,025
#    Renren, Inc., ADR....................................      37,726      63,757
# *  REXLot Holdings, Ltd................................. 100,377,252     268,712
#    Rivera Holdings, Ltd.................................   1,382,000     100,431
     Road King Infrastructure, Ltd........................   1,988,000   3,615,798
# *  Ronshine China Holdings, Ltd.........................   2,005,000   2,400,771
*    Royale Furniture Holdings, Ltd.......................     130,000      15,113
     Sany Heavy Equipment International Holdings Co., Ltd.   6,885,000   2,291,097
#    Seaspan Corp.........................................     430,472   4,003,390
# *  Semiconductor Manufacturing International Corp.......   2,667,000   2,520,251
#    Shandong Chenming Paper Holdings, Ltd., Class H......   2,933,250   1,715,527
     Shandong Weigao Group Medical Polymer Co., Ltd.,
       Class H............................................  11,976,000  10,034,248
     Shandong Xinhua Pharmaceutical Co., Ltd., Class H....   1,446,400     733,374
     Shanghai Dazhong Public Utilities Group Co., Ltd.,
       Class H............................................      87,000      31,811
*    Shanghai Fudan Microelectronics Group Co., Ltd.,
       Class H............................................   1,246,000   1,251,254
     Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.,
       Ltd., Class H......................................   1,723,000   1,047,197
     Shanghai Haohai Biological Technology Co., Ltd.,
       Class H............................................     207,000   1,019,010
     Shanghai Industrial Holdings, Ltd....................   3,590,000   7,561,368
#    Shanghai Industrial Urban Development Group, Ltd.....  13,952,000   2,360,241
     Shanghai Jin Jiang International Hotels Group Co.,
       Ltd., Class H......................................   8,524,000   2,157,917
#    Shanghai La Chapelle Fashion Co., Ltd., Class H......     175,800     126,234
*    Shanghai Prime Machinery Co., Ltd., Class H..........   5,358,000     774,697
# *  Shanghai Zendai Property, Ltd........................  21,220,000     341,909
*    Sheen Tai Holdings Grp Co., Ltd......................   1,890,000      44,302
     Shengjing Bank Co., Ltd., Class H....................      62,500      27,577
*    Shengli Oil & Gas Pipe Holdings, Ltd.................   2,262,000      28,586
     Shenguan Holdings Group, Ltd.........................   7,098,000     401,272
     Shenzhen Expressway Co., Ltd., Class H...............   4,920,400   5,583,301
     Shenzhen International Holdings, Ltd.................   7,678,867  14,916,856
#    Shenzhen Investment, Ltd.............................  23,170,643   8,082,502
*    Shougang Concord International Enterprises Co., Ltd..  51,776,000   1,411,154
     Shougang Fushan Resources Group, Ltd.................  17,778,000   3,782,138
     Shui On Land, Ltd....................................  26,651,143   6,604,731
# *  Shunfeng International Clean Energy, Ltd.............   9,986,000     661,733
     Sichuan Expressway Co., Ltd., Class H................   5,324,000   1,707,708
     Sihuan Pharmaceutical Holdings Group, Ltd............  26,645,000   5,626,066
*    Silver Grant International Industries, Ltd...........   6,502,000   1,344,986
*    Sino Oil And Gas Holdings, Ltd.......................   7,481,777     132,854
# *  Sinofert Holdings, Ltd...............................  16,775,327   1,973,074
     Sino-I Technology, Ltd...............................   3,950,000      27,659
*    Sinolink Worldwide Holdings, Ltd.....................  17,312,800   1,221,196
#    SinoMedia Holding, Ltd...............................   1,126,000     237,497
     Sino-Ocean Group Holding, Ltd........................  12,535,500   6,161,330
     Sinopec Engineering Group Co., Ltd., Class H.........   7,755,500   7,623,409
     Sinopec Kantons Holdings, Ltd........................   6,960,000   3,194,341

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
CHINA -- (Continued)
#    Sinosoft Technology Group, Ltd.......................  5,453,599 $ 1,519,389
     Sinotrans, Ltd., Class H............................. 15,335,000   7,060,234
#    Sinotruk Hong Kong, Ltd..............................  5,364,000   9,935,075
     Skyfame Realty Holdings, Ltd......................... 18,696,000   3,057,787
     Skyworth Digital Holdings, Ltd....................... 13,675,628   4,107,436
# *  SMI Holdings Group, Ltd..............................  6,450,413   1,442,622
*    SOHO China, Ltd...................................... 14,601,500   5,923,133
# *  Sohu.com, Ltd., ADR..................................    115,019   2,380,893
# *  Southern Energy Holdings Group, Ltd..................    230,000     311,485
# *  Sparkle Roll Group, Ltd..............................  7,624,000     385,017
     Springland International Holdings, Ltd...............  5,366,000   1,075,362
# *  SPT Energy Group, Inc................................  4,396,000     276,018
*    SRE Group, Ltd....................................... 34,584,346     574,727
     SSY Group, Ltd....................................... 12,629,152  11,380,731
# *  Starrise Media Holdings, Ltd.........................  2,410,000     431,255
     Suchuang Gas Corp., Ltd..............................    564,000     185,865
#    Sun King Power Electronics Group.....................  3,644,000     507,536
*    Suncity Group Holdings, Ltd..........................  3,050,000     465,144
# *  Sunshine 100 China Holdings, Ltd.....................    643,000     138,695
#    Symphony Holdings, Ltd...............................  8,650,000   1,127,200
     Tang Palace China Holdings, Ltd......................    440,000      67,048
#    Tarena International, Inc., ADR......................    238,494   1,564,521
*    Taung Gold International, Ltd........................ 37,090,000     293,779
     TCL Electronics Holdings, Ltd........................  4,977,347   2,367,962
*    Tech Pro Technology Development, Ltd................. 43,862,000      71,546
*    Technovator International, Ltd.......................  3,324,000     509,904
     Ten Pao Group Holdings, Ltd..........................  1,296,000     101,082
     Tenfu Cayman Holdings Co., Ltd.......................    244,000     164,260
# *  Tenwow International Holdings, Ltd...................  4,336,000     157,479
*    Tesson Holdings, Ltd.................................    162,000      18,261
     Texhong Textile Group, Ltd...........................  2,099,000   2,814,593
#    Tian An China Investment Co., Ltd....................  1,718,000     944,785
#    Tian Ge Interactive Holdings, Ltd....................  2,904,000   1,209,643
     Tian Shan Development Holding, Ltd...................  1,742,000     545,331
#    Tiangong International Co., Ltd......................  2,186,000     463,121
# *  Tianjin Capital Environmental Protection Group Co.,
       Ltd., Class H......................................  2,756,000   1,094,062
     Tianjin Development Holdings, Ltd....................  3,828,000   1,384,893
     Tianjin Port Development Holdings, Ltd............... 14,364,800   1,689,469
     Tianneng Power International, Ltd....................  5,358,048   5,001,139
     Tianyun International Holdings, Ltd..................  1,978,000     295,255
*    Tibet Water Resources, Ltd........................... 12,716,000   4,636,066
     Time Watch Investments, Ltd..........................  1,562,000     228,671
     Tomson Group, Ltd....................................  3,049,054     930,322
#    Tong Ren Tang Technologies Co., Ltd., Class H........  4,017,000   5,404,398
#    Tongda Group Holdings, Ltd........................... 24,750,000   3,363,018
*    Tongfang Kontafarma Holdings, Ltd....................    186,000       5,861
     Tonly Electronics Holdings, Ltd......................    598,176     446,667
#    Top Spring International Holdings, Ltd...............  1,539,500     506,644
*    Tou Rong Chang Fu Group, Ltd......................... 15,604,000      88,090
     Towngas China Co., Ltd...............................  7,010,657   5,587,096
     TPV Technology, Ltd..................................  5,225,964     726,515
     Trigiant Group, Ltd..................................  3,878,000     595,915
*    Truly International Holdings, Ltd....................  8,011,573   1,058,628
#    Tsaker Chemical Group, Ltd...........................  1,314,500     258,598
# *  Tuniu Corp., Sponsored ADR...........................    118,517     545,178
     Uni-President China Holdings, Ltd....................  8,237,000   7,333,574
     United Energy Group, Ltd............................. 40,014,900   6,235,290
# *  V1 Group, Ltd........................................ 11,181,579     364,598
     Vinda International Holdings, Ltd....................    841,000   1,474,343

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES      VALUE>>
                                                           ---------- --------------
CHINA -- (Continued)
*    Vipshop Holdings, Ltd., ADR..........................  1,952,438 $   15,014,248
     Wanguo International Mining Group, Ltd...............    442,000         98,845
     Wasion Holdings, Ltd.................................  4,030,000      2,114,054
     Weiqiao Textile Co., Class H.........................  2,249,500        804,571
     Wenzhou Kangning Hospital Co., Ltd., Class H.........      2,700         12,730
     West China Cement, Ltd............................... 16,034,000      2,296,300
#    Wisdom Education International Holdings Co., Ltd.....  2,284,000        933,225
#    Wisdom Sports Group..................................  3,257,000        225,653
     Wison Engineering Services Co., Ltd..................  1,373,000        178,513
#    Xiabuxiabu Catering Management China Holdings Co.,
       Ltd................................................  2,073,000      3,011,456
     Xiamen International Port Co., Ltd., Class H.........  7,248,000      1,119,086
*    Xinchen China Power Holdings, Ltd....................  3,137,000        172,675
     Xingda International Holdings, Ltd...................  6,117,235      1,779,660
     Xingfa Aluminium Holdings, Ltd.......................    503,000        348,702
     Xinhua Winshare Publishing and Media Co., Ltd.,
       Class H............................................  2,708,103      1,952,215
*    Xinjiang Xinxin Mining Industry Co., Ltd., Class H...  4,811,598        443,817
*    Xinming China Holdings, Ltd..........................    224,000         37,794
#    Xinyi Solar Holdings, Ltd............................ 17,367,372      7,305,300
#    Xinyuan Real Estate Co., Ltd., ADR...................    114,851        548,988
     Xtep International Holdings, Ltd.....................  6,224,500      4,025,575
*    Xunlei, Ltd., ADR....................................     73,287        253,573
#    Yadea Group Holdings, Ltd............................  7,014,000      2,698,644
*    Yanchang Petroleum International, Ltd................ 30,610,000        250,824
#    Yangtze Optical Fibre and Cable Joint Stock, Ltd.
       Co., Class H.......................................  1,018,000      3,147,629
# *  Yashili International Holdings, Ltd..................  5,308,000        903,228
     YiChang HEC ChangJiang Pharmaceutical Co., Ltd.,
       Class H............................................    588,200      2,395,478
     Yida China Holdings, Ltd.............................  1,148,000        359,045
     Yihai International Holding, Ltd.....................  1,407,000      4,317,072
     Yip's Chemical Holdings, Ltd.........................  1,850,000        583,315
#    Yirendai, Ltd., ADR..................................     85,486        954,879
     Yorkey Optical International Cayman, Ltd.............    396,000         62,658
# *  Youyuan International Holdings, Ltd..................  2,894,070      1,070,312
*    YuanShengTai Dairy Farm, Ltd.........................  5,941,000        135,228
     Yuexiu Property Co., Ltd............................. 50,846,284      9,883,922
#    Yuexiu Transport Infrastructure, Ltd.................  4,586,018      3,538,718
#    Yunnan Water Investment Co., Ltd., Class H...........  1,782,000        505,628
     Yuzhou Properties Co., Ltd........................... 11,545,364      5,730,019
*    YY, Inc., ADR........................................    213,182     14,801,226
     Zhaojin Mining Industry Co., Ltd., Class H...........  8,321,500      8,735,609
     Zhejiang Expressway Co., Ltd., Class H...............  4,490,000      4,622,988
     Zhengzhou Coal Mining Machinery Group Co., Ltd.,
       Class H............................................  1,837,800        915,153
*    Zhidao International Holdings, Ltd...................  2,400,000        104,172
# *  Zhong An Real Estate, Ltd............................ 21,839,800        879,175
     Zhongsheng Group Holdings, Ltd.......................  3,716,000      6,692,543
#    Zhongyu Gas Holdings, Ltd............................  1,834,306      1,918,517
#    Zhou Hei Ya International Holdings Co., Ltd..........  3,119,000      1,404,875
*    Zhuguang Holdings Group Co., Ltd.....................  7,184,000      1,201,919
     Zhuhai Holdings Investment Group, Ltd................  1,800,000        223,671
     Zoomlion Heavy Industry Science and Technology Co.,
       Ltd., Class H......................................  6,882,000      2,799,921
                                                                      --------------
TOTAL CHINA...............................................             1,174,691,490
                                                                      --------------
COLOMBIA -- (0.3%)
     Almacenes Exito SA...................................  1,666,790      7,568,998
     Bolsa de Valores de Colombia.........................     63,819        239,244
     Celsia SA ESP........................................  2,077,969      2,867,664
     Cementos Argos SA....................................    612,224      1,593,163
*    CEMEX Latam Holdings SA..............................  1,118,385      1,570,422
*    Constructora Conconcreto SA..........................    323,906         38,076
*    Corp. Financiera Colombiana SA.......................    237,455      1,453,028

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
COLOMBIA -- (Continued)
*   Empresa de Telecomunicaciones de Bogota.............. 3,255,012 $   259,982
    Grupo Nutresa SA.....................................   165,024   1,410,543
    Interconexion Electrica SA ESP.......................   156,222     700,358
    Mineros SA...........................................   115,553      74,802
    Promigas SA ESP......................................    10,240      18,468
                                                                    -----------
TOTAL COLOMBIA...........................................            17,794,748
                                                                    -----------
GREECE -- (0.3%)
    Aegean Airlines SA...................................   206,437   1,798,299
    Athens Water Supply & Sewage Co. SA..................   125,722     769,185
    Bank of Greece.......................................   140,045   2,133,004
*   Ellaktor SA..........................................   781,004   1,238,371
    Fourlis Holdings SA..................................   271,724   1,355,321
*   GEK Terna Holding Real Estate Construction SA........   475,188   2,353,797
    Hellenic Exchanges - Athens Stock Exchange SA........   434,255   1,817,739
*   Iaso SA..............................................   528,264     815,845
*   Intracom Holdings SA.................................   379,795     305,066
*   Intralot SA-Integrated Lottery Systems & Services....   796,641     421,827
*   LAMDA Development SA.................................    92,510     646,536
*   Marfin Investment Group Holdings SA.................. 5,032,612     405,677
    Mytilineos Holdings SA...............................   376,348   3,556,055
    Piraeus Port Authority SA............................    42,172     710,089
    Sarantis SA..........................................   187,696   1,586,228
    Terna Energy SA......................................   198,137   1,353,959
                                                                    -----------
TOTAL GREECE.............................................            21,266,998
                                                                    -----------
HONG KONG -- (0.0%)
*   China Rare Earth Holdings, Ltd....................... 7,602,799     280,851
                                                                    -----------
HUNGARY -- (0.1%)
#   CIG Pannonia Life Insurance P.L.C., Class A..........   198,367     304,972
    Magyar Telekom Telecommunications P.L.C.............. 2,270,644   3,836,998
*   Opus Global Nyrt.....................................    36,677      60,927
    Richter Gedeon Nyrt..................................   271,445   5,797,024
                                                                    -----------
TOTAL HUNGARY............................................             9,999,921
                                                                    -----------
INDIA -- (10.4%)
*   3M India, Ltd........................................     6,225   1,763,005
*   5Paisa Capital, Ltd..................................    34,270     116,568
*   8K Miles Software Services, Ltd......................    78,369     139,824
    Aarti Drugs, Ltd.....................................    21,074     173,822
    Aarti Industries, Ltd................................   196,430   4,498,431
    Abbott India, Ltd....................................    15,291   1,732,071
    Accelya Kale Solutions, Ltd..........................     3,300      42,753
    Adani Enterprises, Ltd...............................   303,642     582,928
*   Adani Gas, Ltd.......................................   303,642     393,855
*   Adani Power, Ltd..................................... 2,462,193   1,614,004
*   Adani Transmissions, Ltd.............................   523,322   1,571,597
*   Aditya Birla Fashion and Retail, Ltd.................   696,764   2,058,064
    Advanced Enzyme Technologies, Ltd....................   137,617     322,392
    Aegis Logistics, Ltd.................................   743,153   1,992,894
    Agro Tech Foods, Ltd.................................    75,356     589,439
    Ahluwalia Contracts India, Ltd.......................    22,167      86,959
    AIA Engineering, Ltd.................................   238,554   5,373,278
    Ajanta Pharma, Ltd...................................   216,389   3,113,714
    Akzo Nobel India, Ltd................................    74,807   1,828,521
    Alembic Pharmaceuticals, Ltd.........................   455,773   3,804,007
    Alembic, Ltd.........................................   625,263     360,280

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
INDIA -- (Continued)
    Alkyl Amines Chemicals...............................    21,974 $  233,071
*   Allahabad Bank....................................... 2,288,069  1,459,755
    Allcargo Logistics, Ltd..............................   453,470    673,271
    Amara Raja Batteries, Ltd............................   270,298  2,856,834
*   Amtek Auto, Ltd......................................   217,501      9,154
    Anant Raj, Ltd.......................................   729,609    343,145
*   Andhra Bank.......................................... 2,056,011    727,067
    Andhra Sugars, Ltd. (The)............................    26,020    113,683
*   Anveshan Heavy Engineering, Ltd......................    41,601     55,885
    Apar Industries, Ltd.................................    98,495    858,794
    APL Apollo Tubes, Ltd................................    38,199    604,829
    Apollo Hospitals Enterprise, Ltd.....................   350,445  6,539,759
    Apollo Tyres, Ltd.................................... 2,135,080  6,157,919
    Aptech, Ltd..........................................    93,269    224,356
*   Arvind Fashions, Ltd.................................   224,643  3,120,930
    Arvind, Ltd.......................................... 1,123,214  1,395,512
    Asahi India Glass, Ltd...............................   458,070  1,644,793
    Ashiana Housing, Ltd.................................   240,932    389,482
    Ashoka Buildcon, Ltd.................................   516,254    867,913
    Asian Granito India, Ltd.............................    34,143     75,169
    Astra Microwave Products, Ltd........................    45,929     50,550
    Astral Polytechnik, Ltd..............................   125,652  2,024,696
*   AstraZeneca Pharma India, Ltd........................    19,541    440,535
    Atul, Ltd............................................    70,294  3,430,750
    Automotive Axles, Ltd................................    35,380    563,815
    Avanti Feeds, Ltd....................................   198,519    996,077
*   Bajaj Corp., Ltd.....................................   469,523  2,337,215
    Bajaj Electricals, Ltd...............................   182,733  1,181,882
*   Bajaj Hindusthan Sugar, Ltd.......................... 2,965,216    334,359
    Bajaj Holdings & Investment, Ltd.....................   116,003  4,653,238
    Balaji Amines, Ltd...................................    66,502    391,391
    Balaji Telefilms, Ltd................................   215,547    277,269
    Balkrishna Industries, Ltd...........................   564,402  6,469,510
*   Ballarpur Industries, Ltd............................ 1,650,595     83,651
    Balmer Lawrie & Co., Ltd.............................   308,856    813,881
*   Balrampur Chini Mills, Ltd........................... 1,144,517  1,653,117
    Banco Products India, Ltd............................   152,996    364,621
*   Bank of Maharashtra..................................   869,980    180,204
    Bannari Amman Sugars, Ltd............................    14,297    299,371
    BASF India, Ltd......................................    87,802  1,683,770
    Bata India, Ltd......................................   261,464  4,130,279
    Bayer CropScience, Ltd...............................     6,694    414,461
    BEML, Ltd............................................    78,877    883,905
    Berger Paints India, Ltd.............................   757,445  3,391,078
*   BF Utilities, Ltd....................................    30,209     85,402
    Bhansali Engineering Polymers, Ltd...................   399,040    384,767
*   Bharat Financial Inclusion, Ltd......................   367,223  4,895,069
    Bharat Rasayan, Ltd..................................     2,339    141,647
    Biocon, Ltd..........................................   110,195  1,012,114
    Birla Corp., Ltd.....................................   162,236  1,107,948
    Bliss Gvs Pharma, Ltd................................   354,023    773,071
    BLS International Services, Ltd......................    20,214     29,620
    Blue Dart Express, Ltd...............................    34,007  1,536,317
    Blue Star, Ltd.......................................   205,320  1,711,899
    Bodal Chemicals, Ltd.................................   329,039    498,007
    Bombay Dyeing & Manufacturing Co., Ltd...............   629,184    992,818
    Borosil Glass Works, Ltd.............................    13,438     40,063
    Brigade Enterprises, Ltd.............................   302,306    895,809
    BSE, Ltd.............................................    43,184    359,335

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
INDIA -- (Continued)
    Can Fin Homes, Ltd...................................   213,990 $  761,252
*   Canara Bank..........................................   488,422  1,729,126
    Caplin Point Laboratories, Ltd.......................   127,657    657,770
    Carborundum Universal, Ltd...........................   400,972  1,965,107
    Care Ratings, Ltd....................................   156,953  2,193,845
    Castrol India, Ltd...................................   366,997    820,023
    CCL Products India, Ltd..............................   437,754  1,659,961
    Ceat, Ltd............................................   160,822  2,449,159
    Central Depository Services India, Ltd...............    62,176    191,032
    Century Plyboards India, Ltd.........................   473,285  1,085,881
    Century Textiles & Industries, Ltd...................    20,745    232,318
    Cera Sanitaryware, Ltd...............................    30,650  1,055,929
    CESC, Ltd............................................   604,391  5,916,048
*   CG Power and Industrial Solutions, Ltd............... 2,641,173  1,403,012
    Chambal Fertilizers & Chemicals, Ltd................. 1,083,821  2,750,915
    Chennai Petroleum Corp., Ltd.........................   356,359  1,231,538
    Chennai Super Kings Cricket, Ltd..................... 1,658,632      9,839
    City Union Bank, Ltd................................. 1,371,340  3,675,700
*   Coffee Day Enterprises, Ltd..........................   252,481    950,377
    Coromandel International, Ltd........................   571,426  3,626,283
*   Corp. Bank........................................... 1,364,262    502,825
*   Cox & Kings Financial Service, Ltd...................   263,756    241,430
    Cox & Kings, Ltd.....................................   791,270  1,722,475
    CRISIL, Ltd..........................................   117,238  2,722,850
    Crompton Greaves Consumer Electricals, Ltd........... 3,259,400  9,778,452
    Cyient, Ltd..........................................   403,145  3,452,358
    DB Corp., Ltd........................................   154,469    381,876
*   DB Realty, Ltd.......................................   162,634     58,799
    DCB Bank, Ltd........................................ 1,566,838  3,939,373
    DCM Shriram, Ltd.....................................   305,718  1,461,997
    Deepak Fertilisers & Petrochemicals Corp., Ltd.......   187,415    307,819
    Deepak Nitrite, Ltd..................................   298,284    931,956
    Delta Corp., Ltd.....................................   661,802  2,163,089
*   DEN Networks, Ltd....................................   298,844    301,032
*   Dena Bank............................................ 1,251,365    221,040
    Dewan Housing Finance Corp., Ltd.....................   857,976  1,635,761
    DFM Foods, Ltd.......................................    37,685    108,678
    Dhampur Sugar Mills, Ltd.............................   134,484    318,170
    Dhanuka Agritech, Ltd................................    49,840    296,755
    Dilip Buildcon, Ltd..................................   164,084    740,263
    Dish TV India, Ltd................................... 3,416,870  1,133,304
*   Dishman Carbogen Amcis, Ltd..........................   649,480  1,883,579
    Dixon Technologies India, Ltd........................       838     27,045
    Dr Lal PathLabs, Ltd.................................   112,718  1,705,361
    Dynamatic Technologies, Ltd..........................     8,945    172,684
    eClerx Services, Ltd.................................   142,491  2,163,252
    Edelweiss Financial Services, Ltd.................... 1,000,569  2,174,300
    EID Parry India, Ltd.................................   518,981  1,490,405
    EIH, Ltd............................................. 1,027,752  2,912,729
    Electrosteel Castings, Ltd...........................   761,096    228,134
    Elgi Equipments, Ltd.................................   360,052  1,216,223
    Endurance Technologies, Ltd..........................    15,397    251,012
    Engineers India, Ltd................................. 1,176,324  1,874,459
    Entertainment Network India, Ltd.....................    67,400    518,547
*   Eris Lifesciences, Ltd...............................     2,163     19,264
*   Eros International Media, Ltd........................   156,752    170,224
    Escorts, Ltd.........................................   536,161  5,008,412
    Essel Propack, Ltd...................................   790,747  1,223,433
    Eveready Industries India, Ltd.......................   323,562    976,552

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
INDIA -- (Continued)
    Excel Crop Care, Ltd.................................      4,882 $   224,211
    Excel Industries, Ltd................................      3,403      55,638
    Exide Industries, Ltd................................  1,512,540   4,839,150
*   FDC, Ltd.............................................    433,846   1,007,468
    Federal Bank, Ltd....................................  8,415,991  10,168,725
*   Federal-Mogul Goetze India, Ltd......................     82,059     589,786
    FIEM Industries, Ltd.................................     22,301     154,583
    Finolex Cables, Ltd..................................    731,685   4,260,960
    Finolex Industries, Ltd..............................    298,707   2,153,073
    Firstsource Solutions, Ltd...........................  1,702,878   1,179,041
*   Fortis Healthcare, Ltd...............................  2,321,065   4,430,054
*   Future Enterprises, Ltd..............................    791,059     401,556
    Future Lifestyle Fashions, Ltd.......................    111,982     678,507
*   Future Retail, Ltd...................................    259,059   1,570,120
    Gabriel India, Ltd...................................    410,168     832,893
    Garware Technical Fibres, Ltd........................     53,803     856,102
    Gateway Distriparks, Ltd.............................    655,948     949,436
    Gati, Ltd............................................    124,440     129,748
*   Gayatri Projects, Ltd................................    297,572     721,517
    GE Power India, Ltd..................................     93,653   1,014,963
    GE T&D India, Ltd....................................    185,968     772,828
    Geojit Financial Services, Ltd.......................    280,174     147,651
    GHCL, Ltd............................................    228,000     803,981
    GIC Housing Finance, Ltd.............................     98,590     332,793
    Gillette India, Ltd..................................     15,182   1,390,851
    GlaxoSmithKline Pharmaceuticals, Ltd.................     11,774     233,266
    Glenmark Pharmaceuticals, Ltd........................    549,552   5,053,591
    GM Breweries, Ltd....................................     37,452     265,864
*   GMR Infrastructure, Ltd.............................. 13,609,840   2,948,090
    GOCL Corp., Ltd......................................     46,790     161,525
*   Godawari Power and Ispat, Ltd........................     56,529     184,479
    Godfrey Phillips India, Ltd..........................     90,837   1,188,067
    Godrej Agrovet, Ltd..................................      8,130      56,890
    Godrej Industries, Ltd...............................    419,995   2,982,217
*   Godrej Properties, Ltd...............................    285,705   2,982,705
    Granules India, Ltd..................................    674,954     868,577
    Graphite India, Ltd..................................     52,686     420,345
    Great Eastern Shipping Co., Ltd. (The)...............    476,566   2,026,513
    Greaves Cotton, Ltd..................................    596,782   1,034,656
    Greenply Industries, Ltd.............................    201,099     366,579
    Grindwell Norton, Ltd................................    101,866     773,048
    GRUH Finance, Ltd....................................  1,261,788   3,703,074
*   GTL Infrastructure, Ltd..............................    938,311      13,919
    Gujarat Alkalies & Chemicals, Ltd....................    179,627   1,289,621
    Gujarat Ambuja Exports, Ltd..........................    261,578     767,199
    Gujarat Fluorochemicals, Ltd.........................    224,424   2,735,113
    Gujarat Gas, Ltd.....................................  1,490,295   2,670,807
    Gujarat Industries Power Co., Ltd....................    320,510     334,751
    Gujarat Mineral Development Corp., Ltd...............    757,628     908,622
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd..    269,342   1,245,744
    Gujarat Pipavav Port, Ltd............................  1,223,530   1,459,151
    Gujarat State Fertilizers & Chemicals, Ltd...........    969,096   1,329,291
    Gujarat State Petronet, Ltd..........................  1,231,854   3,087,892
    Gulf Oil Lubricants India, Ltd.......................     98,950   1,269,072
*   GVK Power & Infrastructure, Ltd......................  5,460,127     507,018
*   Hathway Cable & Datacom, Ltd.........................  2,392,287   1,078,591
    Hatsun Agro Products, Ltd............................     56,280     522,907
    Hatsun Agro Products, Ltd............................      3,375      24,344
    HBL Power Systems, Ltd...............................    627,675     231,705

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
INDIA -- (Continued)
*   HealthCare Global Enterprises, Ltd...................    92,974 $  260,476
    HEG, Ltd.............................................    10,616    359,186
    HeidelbergCement India, Ltd..........................   558,522  1,166,845
    Heritage Foods, Ltd..................................    77,562    543,068
    Hester Biosciences, Ltd..............................     8,083    139,190
    Hexaware Technologies, Ltd...........................   751,914  3,607,695
    Hikal, Ltd...........................................   327,077    702,974
    HIL, Ltd.............................................    14,920    401,564
    Himachal Futuristic Communications, Ltd.............. 3,544,759  1,139,638
    Himadri Speciality Chemical, Ltd.....................   761,872  1,257,461
    Himatsingka Seide, Ltd...............................   252,791    715,231
    Hinduja Global Solutions, Ltd........................    48,678    429,423
    Hinduja Ventures, Ltd................................    37,897    199,423
    Hindustan Media Ventures, Ltd........................    23,747     38,587
*   Hindustan Oil Exploration Co., Ltd...................   249,147    385,026
    Honda SIEL Power Products, Ltd.......................    16,776    258,546
    Honeywell Automation India, Ltd......................    12,668  3,794,503
*   Hotel Leela Venture, Ltd.............................   487,744     94,257
*   Housing Development & Infrastructure, Ltd............ 2,977,755  1,100,326
    HSIL, Ltd............................................   241,579    840,605
    HT Media, Ltd........................................   728,149    415,721
    Huhtamaki PPL, Ltd...................................   138,171    338,471
    I G Petrochemicals, Ltd..............................    70,875    301,532
    ICRA, Ltd............................................     2,896    124,317
*   IDFC First Bank, Ltd................................. 9,693,262  6,165,295
    IDFC, Ltd............................................ 4,699,121  2,634,953
*   IFB Industries, Ltd..................................    60,191    673,633
*   IFCI, Ltd............................................ 6,154,340  1,171,953
    Igarashi Motors India, Ltd...........................     1,191      8,886
    IIFL Holdings, Ltd................................... 1,419,228  8,666,395
*   IL&FS Transportation Networks, Ltd...................   807,052     84,767
    India Cements, Ltd. (The)............................ 1,331,790  1,583,564
    India Glycols, Ltd...................................    70,838    262,733
    India Nippon Electricals, Ltd........................    14,955     86,361
    Indiabulls Integrated Services, Ltd..................    41,160    171,588
*   Indiabulls Real Estate, Ltd.......................... 1,754,817  1,815,246
    Indiabulls Ventures, Ltd.............................   994,414  4,762,499
    Indiabulls Ventures, Ltd.............................   152,225    422,572
*   Indian Bank..........................................   652,589  2,073,737
    Indian Hotels Co., Ltd. (The)........................ 3,596,183  7,208,487
    Indian Hume Pipe Co., Ltd............................    58,260    271,445
*   Indian Overseas Bank................................. 2,206,156    427,145
    Indo Count Industries, Ltd...........................   435,926    284,691
    Indoco Remedies, Ltd.................................   261,874    676,962
    Indraprastha Gas, Ltd................................   288,052  1,148,421
    INEOS Styrolution India, Ltd.........................    30,905    276,212
    Ingersoll-Rand India, Ltd............................    78,519    650,716
*   Inox Leisure, Ltd....................................   413,809  1,509,696
*   Inox Wind, Ltd.......................................   288,165    276,373
    Insecticides India, Ltd..............................    32,706    269,638
*   Intellect Design Arena, Ltd..........................   342,953    872,820
*   International Paper APPM, Ltd........................    38,897    261,399
    Ipca Laboratories, Ltd...............................   379,399  4,076,425
    IRB Infrastructure Developers, Ltd................... 1,170,839  2,388,899
    ITD Cementation India, Ltd...........................   361,221    595,313
    J Kumar Infraprojects, Ltd...........................   166,672    250,621
    Jagran Prakashan, Ltd................................   764,222  1,108,112
    Jai Corp., Ltd.......................................   478,763    685,343
    Jain Irrigation Systems, Ltd......................... 2,117,960  1,832,779

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE>>
                                                          ---------- ----------
INDIA -- (Continued)
*   Jaiprakash Associates, Ltd...........................  8,194,430 $  763,787
*   Jaiprakash Power Ventures, Ltd....................... 14,119,051    369,998
*   Jammu & Kashmir Bank, Ltd. (The).....................  2,013,045  1,157,317
    Jamna Auto Industries, Ltd...........................    953,834    763,538
    Jayant Agro-Organics, Ltd............................     14,999     42,390
*   Jaypee Infratech, Ltd................................  3,016,041    127,280
    JB Chemicals & Pharmaceuticals, Ltd..................    204,577    909,805
*   JBF Industries, Ltd..................................     59,055     15,266
    JBM Auto, Ltd........................................     15,094     58,602
*   Jet Airways India, Ltd...............................    288,567    962,156
    Jindal Poly Films, Ltd...............................    126,928    443,404
    Jindal Saw, Ltd......................................  1,033,433  1,296,061
*   Jindal Stainless Hisar, Ltd..........................    334,099    369,622
*   Jindal Stainless, Ltd................................    475,544    183,601
*   Jindal Steel & Power, Ltd............................  1,278,914  2,441,132
    JK Cement, Ltd.......................................    157,446  1,574,442
    JK Lakshmi Cement, Ltd...............................    288,501  1,201,267
    JK Paper, Ltd........................................    506,564    971,538
    JK Tyre & Industries, Ltd............................    473,459    605,521
    JM Financial, Ltd....................................  1,845,543  2,016,106
    JMC Projects India, Ltd..............................    260,242    336,738
    Johnson Controls-Hitachi Air Conditioning India, Ltd.     64,520  1,619,644
*   JSW Energy, Ltd......................................  2,902,020  2,734,863
*   JSW Holdings, Ltd....................................      1,421     54,214
    JTEKT India, Ltd.....................................    112,450    154,073
    Jubilant Foodworks, Ltd..............................    523,518  9,339,765
    Jubilant Life Sciences, Ltd..........................    507,088  5,022,984
*   Just Dial, Ltd.......................................    150,015  1,013,823
    Jyothy Laboratories, Ltd.............................    885,099  2,293,073
    Kajaria Ceramics, Ltd................................    514,765  3,899,709
    Kalpataru Power Transmission, Ltd....................    384,967  1,989,186
    Kalyani Steels, Ltd..................................    113,000    321,272
    Kansai Nerolac Paints, Ltd...........................    280,599  1,740,283
    Karnataka Bank, Ltd. (The)...........................  1,179,918  1,994,602
    Karur Vysya Bank, Ltd. (The).........................  2,844,542  3,539,008
    Kaveri Seed Co., Ltd.................................    262,820  2,213,924
    KCP, Ltd. (The)......................................    278,078    343,295
    KEC International, Ltd...............................    692,036  2,390,802
    KEI Industries, Ltd..................................    236,216  1,196,508
*   Kesoram Industries, Ltd..............................     78,725     78,766
    Kewal Kiran Clothing, Ltd............................      2,328     39,081
*   Kiri Industries, Ltd.................................     74,470    426,834
    Kirloskar Brothers, Ltd..............................    136,214    268,546
    Kirloskar Oil Engines, Ltd...........................    257,475    627,438
    Kitex Garments, Ltd..................................    106,857    155,730
    KNR Constructions, Ltd...............................    254,265    740,278
    Kolte-Patil Developers, Ltd..........................    155,233    575,816
*   KPIT Engineering, Ltd................................  1,131,802  1,395,656
    KPIT Technologies, Ltd...............................  1,131,802  1,812,610
    KPR Mill, Ltd........................................    107,543    796,458
    KRBL, Ltd............................................    419,992  1,980,985
    KSB, Ltd.............................................     40,851    402,386
    LA Opala RG, Ltd.....................................    107,486    320,365
    Lakshmi Machine Works, Ltd...........................     23,798  1,805,746
*   Lakshmi Vilas Bank, Ltd. (The).......................    722,986    663,643
    Laurus Labs, Ltd.....................................     95,931    501,171
    LG Balakrishnan & Bros, Ltd..........................     48,800    280,551
    Linde India, Ltd.....................................     99,527    665,681
    LT Foods, Ltd........................................    694,369    380,122

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
INDIA -- (Continued)
    Lumax Auto Technologies, Ltd.........................     4,975 $   10,627
    Lumax Industries, Ltd................................     6,790    145,284
    LUX Industries, Ltd..................................    32,046    537,467
    Magma Fincorp, Ltd...................................   336,266    462,710
    Mahanagar Gas, Ltd...................................    81,896  1,062,179
    Maharashtra Scooters, Ltd............................     5,428    245,773
    Maharashtra Seamless, Ltd............................   210,955  1,375,395
    Mahindra & Mahindra Financial Services, Ltd..........   488,869  2,799,269
*   Mahindra CIE Automotive, Ltd.........................   326,221  1,080,380
    Mahindra Holidays & Resorts India, Ltd...............   300,457    868,322
    Mahindra Lifespace Developers, Ltd...................   151,214    824,899
    Maithan Alloys, Ltd..................................    46,446    233,047
*   Majesco, Ltd.........................................    95,655    618,998
    Man Infraconstruction, Ltd...........................   474,414    227,775
    Manappuram Finance, Ltd.............................. 3,420,364  4,463,897
    Mangalore Refinery & Petrochemicals, Ltd.............   500,609    479,575
    Marksans Pharma, Ltd................................. 1,431,414    516,478
    Mastek, Ltd..........................................    56,155    325,251
*   Max Financial Services, Ltd..........................   609,711  3,436,400
*   Max India, Ltd.......................................   960,513  1,158,066
    Mayur Uniquoters, Ltd................................    93,582    490,615
    McLeod Russel India, Ltd.............................   347,840    474,568
    Meghmani Organics, Ltd...............................   515,231    397,951
    MEP Infrastructure Developers, Ltd...................   126,272     69,667
*   Mercator, Ltd........................................   551,476     70,187
    Merck, Ltd...........................................    47,301  2,200,685
    Minda Corp., Ltd.....................................   363,020    721,397
    Minda Industries, Ltd................................   242,145    949,115
    Mindtree, Ltd........................................   753,652  9,496,171
    Mirza International, Ltd.............................   235,697    244,309
    MM Forgings, Ltd.....................................     8,122     58,206
    MOIL, Ltd............................................   440,659  1,000,182
    Monte Carlo Fashions, Ltd............................    18,482     96,247
*   Morepen Laboratories, Ltd............................ 1,481,116    419,297
    Motilal Oswal Financial Services, Ltd................   159,851  1,446,912
    Mphasis, Ltd.........................................   566,335  7,912,783
    MPS, Ltd.............................................    36,417    237,000
    Multi Commodity Exchange of India, Ltd...............    70,663    704,072
    Munjal Showa, Ltd....................................    39,839     95,676
*   Music Broadcast, Ltd.................................     4,955     20,592
*   Muthoot Capital Services, Ltd........................    29,465    384,788
    Muthoot Finance, Ltd.................................   697,543  4,958,611
*   Nagarjuna Fertilizers & Chemicals, Ltd...............   654,674     78,538
*   Narayana Hrudayalaya, Ltd............................   162,858    431,444
    Natco Pharma, Ltd....................................   585,449  5,682,693
    National Aluminium Co., Ltd.......................... 3,240,291  2,697,568
*   National Fertilizers, Ltd............................    49,204     24,624
    Nava Bharat Ventures, Ltd............................   493,710    745,282
    Navin Fluorine International, Ltd....................   103,610    912,775
*   Navkar Corp., Ltd....................................   182,592    117,432
    Navneet Education, Ltd...............................   662,412    986,079
    NBCC India, Ltd...................................... 1,574,006  1,303,748
    NCC, Ltd............................................. 2,947,396  3,307,871
    NESCO, Ltd...........................................   180,034  1,134,622
*   Network18 Media & Investments, Ltd...................   627,668    321,643
*   Neuland Laboratories, Ltd............................    14,795    110,740
    NIIT Technologies, Ltd...............................   306,008  5,654,436
*   NIIT, Ltd............................................   461,951    541,733
    Nilkamal, Ltd........................................    34,638    659,818

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
INDIA -- (Continued)
    NLC India, Ltd.......................................    78,464 $   70,746
    NOCIL, Ltd...........................................   388,874    798,665
    NRB Bearings, Ltd....................................   260,081    683,612
    Nucleus Software Exports, Ltd........................    30,339    151,110
    Oberoi Realty, Ltd...................................   592,760  3,714,693
    Odisha Cement, Ltd...................................   318,094  4,629,180
    Omaxe, Ltd...........................................   332,104    995,037
    Orient Cement, Ltd...................................   407,520    422,407
    Orient Electric, Ltd.................................   307,079    586,913
    Orient Paper & Industries, Ltd.......................   307,079    151,550
    Orient Refractories, Ltd.............................   169,770    497,333
*   Oriental Bank of Commerce............................   942,876  1,278,735
    Oriental Carbon & Chemicals, Ltd.....................    13,160    213,171
    Page Industries, Ltd.................................    12,380  4,074,051
    Paisalo Digital, Ltd.................................     7,508     32,006
*   Panacea Biotec, Ltd..................................    41,966     87,797
    Panama Petrochem, Ltd................................   126,555    193,029
    Parag Milk Foods, Ltd................................   258,721    756,041
*   Patel Engineering, Ltd...............................    37,898     16,060
    PC Jeweller, Ltd..................................... 1,075,573  1,117,178
    Persistent Systems, Ltd..............................   254,372  2,176,104
    Pfizer, Ltd..........................................    94,139  4,022,947
    Phillips Carbon Black, Ltd...........................   479,478  1,184,615
    Phoenix Mills, Ltd.(The).............................   344,020  2,882,608
    PI Industries, Ltd...................................   441,077  5,375,111
    PNC Infratech, Ltd...................................    24,137     48,172
    Poly Medicure, Ltd...................................    54,673    165,681
    Polyplex Corp., Ltd..................................    49,131    338,269
    Power Mech Projects, Ltd.............................    15,464    182,541
*   Prabhat Dairy, Ltd...................................   209,252    175,815
    Praj Industries, Ltd.................................   655,281  1,210,641
*   Prakash Industries, Ltd..............................   358,348    434,779
    Prestige Estates Projects, Ltd.......................   777,768  2,188,456
*   Prime Focus, Ltd.....................................   140,332    110,018
    Prism Johnson, Ltd...................................   621,984    624,125
    PTC India Financial Services, Ltd.................... 1,650,202    345,523
    PTC India, Ltd....................................... 1,758,724  1,925,005
    Puravankara, Ltd.....................................   384,178    388,259
    PVR, Ltd.............................................   132,082  2,987,596
*   Quess Corp., Ltd.....................................     8,571     75,435
    Quick Heal Technologies, Ltd.........................    67,308    179,859
    Radico Khaitan, Ltd..................................   460,471  2,656,737
    Rain Commodities, Ltd................................   648,863  1,089,918
    Rajesh Exports, Ltd..................................   252,275  2,160,149
    Rallis India, Ltd....................................   459,958  1,039,495
    Ramco Cements, Ltd. (The)............................   451,466  3,837,608
    Ramco Industries, Ltd................................   176,508    499,319
*   Ramco Systems, Ltd...................................    28,350     92,663
    Ramkrishna Forgings, Ltd.............................    75,535    517,273
*   Ramky Infrastructure, Ltd............................    80,139    153,478
    Rane Holdings, Ltd...................................    15,190    217,198
    Rashtriya Chemicals & Fertilizers, Ltd...............   893,387    801,233
    Ratnamani Metals & Tubes, Ltd........................    67,754    835,893
*   RattanIndia Power, Ltd............................... 5,297,987    269,645
    Raymond, Ltd.........................................   227,777  2,411,507
    Redington India, Ltd................................. 1,824,608  1,879,037
    Relaxo Footwears, Ltd................................   104,598  1,087,355
    Reliance Capital, Ltd................................   731,461  1,998,481
*   Reliance Communications, Ltd......................... 9,038,246  1,534,008

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
INDIA -- (Continued)
    Reliance Home Finance, Ltd...........................   983,665 $  489,379
    Reliance Infrastructure, Ltd.........................   847,732  3,212,018
*   Reliance Power, Ltd.................................. 4,062,078  1,514,127
    Repco Home Finance, Ltd..............................   223,008  1,260,540
    Responsive Industries, Ltd...........................    15,875     20,210
    Rico Auto Industries, Ltd............................   148,401    129,790
    RP SG Retail, Ltd....................................   362,635    888,230
*   RP-SG Business Process Services, Ltd.................   120,878    716,907
    Rushil Decor, Ltd....................................     7,854     53,757
    Sadbhav Engineering, Ltd.............................   518,335  1,412,037
    Sadbhav Infrastructure Project, Ltd..................   168,293    208,444
    Sagar Cements, Ltd...................................    15,163    124,450
*   Sanghi Industries, Ltd...............................   343,110    277,674
*   Sanghvi Movers, Ltd..................................    33,495     45,109
    Sanofi India, Ltd....................................    42,692  3,883,187
*   Sanwaria Consumer, Ltd...............................   853,445    116,300
    Sarda Energy & Minerals, Ltd.........................    42,763    144,115
    Saregama India, Ltd..................................    54,353    459,755
    Sasken Technologies, Ltd.............................    40,116    357,318
    Savita Oil Technologies, Ltd.........................     1,504     21,361
    Schaeffler India, Ltd................................    38,269  2,831,893
*   Sequent Scientific, Ltd..............................   104,053    122,005
    SH Kelkar & Co., Ltd.................................   130,662    307,458
    Shankara Building Products, Ltd......................    23,325    129,104
    Shanthi Gears, Ltd...................................     5,154      8,845
    Sharda Cropchem, Ltd.................................    95,456    424,980
    Sharda Motor Industries, Ltd.........................     1,720     31,010
    Shemaroo Entertainment, Ltd..........................    16,694     86,495
    Shilpa Medicare, Ltd.................................   121,313    650,276
*   Shipping Corp. of India, Ltd.........................   842,726    483,931
    Shoppers Stop, Ltd...................................    61,138    442,535
    Shriram City Union Finance, Ltd......................    58,297  1,370,480
*   Shriram EPC, Ltd.....................................   106,141     14,641
*   Sical Logistics, Ltd.................................    65,637    126,111
    Simplex Infrastructures, Ltd.........................   113,011    251,790
    Sintex Industries, Ltd............................... 1,913,455    264,793
*   Sintex Plastics Technology, Ltd...................... 3,304,501    958,681
*   SITI Networks, Ltd................................... 1,587,544    146,442
    Siyaram Silk Mills, Ltd..............................    27,445    131,750
    SJVN, Ltd............................................ 1,088,123    371,220
    SKF India, Ltd.......................................   130,203  3,513,337
    Skipper, Ltd.........................................   158,909    152,858
    SML ISUZU, Ltd.......................................    39,324    328,438
    Sobha, Ltd...........................................   391,520  2,591,236
    Solar Industries India, Ltd..........................   147,717  2,121,432
*   Solara Active Pharma Sciences, Ltd...................     9,208     49,349
    Somany Ceramics, Ltd.................................    41,323    199,579
    Sonata Software, Ltd.................................   304,000  1,376,830
    South Indian Bank, Ltd. (The)........................ 4,306,579    802,618
    Srei Infrastructure Finance, Ltd..................... 1,205,273    499,453
    SRF, Ltd.............................................   118,385  3,343,306
    Srikalahasthi Pipes, Ltd.............................   120,091    308,239
    Star Cement, Ltd.....................................   183,269    240,418
    Sterlite Technologies, Ltd........................... 1,143,883  3,955,386
    Strides Pharma Science, Ltd..........................   353,724  2,292,571
    Subros, Ltd..........................................   113,772    380,829
    Sudarshan Chemical Industries........................   131,756    594,784
    Sundaram Finance Holdings, Ltd.......................    54,598     69,723
    Sundaram Finance, Ltd................................    55,429  1,092,443

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES    VALUE>>
                                                          --------- ----------
INDIA -- (Continued)
    Sundaram-Clayton, Ltd................................     6,812 $  282,053
    Sundram Fasteners, Ltd...............................   465,263  3,435,351
    Sunteck Realty, Ltd..................................   293,029  1,425,015
    Suprajit Engineering, Ltd............................   219,013    610,906
    Supreme Industries, Ltd..............................   303,266  4,246,295
    Supreme Petrochem, Ltd...............................   172,445    468,131
    Surya Roshni, Ltd....................................   101,312    317,033
    Sutlej Textiles and Industries, Ltd..................    82,602     46,025
    Suven Life Sciences, Ltd.............................   461,438  1,256,757
*   Suzlon Energy, Ltd................................... 1,946,648    131,805
    Swan Energy, Ltd.....................................    76,621    104,282
    Swaraj Engines, Ltd..................................    25,947    526,320
    Symphony, Ltd........................................    62,949  1,032,796
*   Syndicate Bank....................................... 2,843,678  1,479,559
    Syngene International, Ltd...........................   178,294  1,451,771
    TAKE Solutions, Ltd..................................   358,444    702,647
    Tamil Nadu Newsprint & Papers, Ltd...................   173,348    535,547
    Tasty Bite Eatables, Ltd.............................       294     33,600
    Tata Chemicals, Ltd..................................   295,242  2,802,400
    Tata Communications, Ltd.............................   156,112  1,097,935
    Tata Elxsi, Ltd......................................   136,304  1,680,059
    Tata Global Beverages, Ltd........................... 2,420,603  6,919,078
    Tata Metaliks, Ltd...................................    68,429    590,873
    Tata Sponge Iron, Ltd................................    42,664    452,890
*   Tata Teleservices Maharashtra, Ltd................... 4,222,260    214,024
    TCI Express, Ltd.....................................   124,306  1,079,237
*   Techno Electric & Engineering Co., Ltd...............   261,424    889,547
*   Tejas Networks, Ltd..................................    35,238     78,989
    Texmaco Rail & Engineering, Ltd......................   418,713    333,668
    Thermax, Ltd.........................................   229,056  3,522,013
    Thirumalai Chemicals, Ltd............................   307,194    340,033
    Thomas Cook India, Ltd...............................   235,693    731,124
    Thyrocare Technologies, Ltd..........................    59,389    456,138
    TI Financial Holdings, Ltd...........................   526,505  3,279,439
    Tide Water Oil Co India, Ltd.........................     6,814    489,573
    Time Technoplast, Ltd................................   760,995  1,035,339
    Timken India, Ltd....................................   168,399  1,338,835
    Tinplate Co. of India, Ltd. (The)....................   182,823    361,943
    Titagarh Wagons, Ltd.................................   272,853    263,125
    Torrent Power, Ltd................................... 1,229,329  4,269,821
    Tourism Finance Corp. of India, Ltd..................   205,661    386,295
    Transport Corp. of India, Ltd........................   255,684    999,704
    Trent, Ltd...........................................   449,150  2,245,629
    Trident, Ltd.........................................   764,283    718,676
*   Triveni Engineering & Industries, Ltd................   433,753    257,021
    Triveni Turbine, Ltd.................................   426,873    638,001
    TTK Prestige, Ltd....................................    29,272  3,134,814
    Tube Investments of India, Ltd.......................   545,099  2,599,548
    TV Today Network, Ltd................................   168,008    829,878
*   TV18 Broadcast, Ltd.................................. 3,725,921  1,719,372
    TVS Srichakra, Ltd...................................    13,507    444,762
*   UCO Bank............................................. 1,457,615    394,639
    Uflex, Ltd...........................................   232,965    826,720
    UFO Moviez India, Ltd................................    38,046    131,334
    Unichem Laboratories, Ltd............................   249,407    718,457
*   Union Bank of India.................................. 3,150,534  3,693,620
    Uniply Industries, Ltd...............................    12,215      9,026
*   Unitech, Ltd......................................... 9,597,110    216,735
*   V2 Retail, Ltd.......................................    92,038    343,766

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES      VALUE>>
                                                          ----------- ------------
INDIA -- (Continued)
    VA Tech Wabag, Ltd...................................     231,772 $    972,638
    Vaibhav Global, Ltd..................................      54,673      509,772
    Vardhman Textiles, Ltd...............................     134,486    2,022,346
    Venky's India, Ltd...................................      28,060      981,314
    Vesuvius India, Ltd..................................       9,930      160,794
    V-Guard Industries, Ltd..............................   1,040,186    2,883,305
    Vijaya Bank..........................................   2,086,443    1,300,934
    Vinati Organics, Ltd.................................      74,867    1,657,465
    Vindhya Telelinks, Ltd...............................      15,102      342,293
    VIP Industries, Ltd..................................     441,764    2,985,550
    Visaka Industries, Ltd...............................      25,952      136,093
    V-Mart Retail, Ltd...................................      40,820    1,465,475
    VRL Logistics, Ltd...................................     202,393      787,056
    VST Industries, Ltd..................................      31,243    1,415,565
    VST Tillers Tractors, Ltd............................      13,719      312,212
    WABCO India, Ltd.....................................      28,104    2,462,676
    Welspun Corp., Ltd...................................     647,389      951,129
    Welspun Enterprises, Ltd.............................     411,154      569,768
    Welspun India, Ltd...................................   2,323,695    1,974,844
    West Coast Paper Mills, Ltd..........................     152,636      590,270
    Wheels India, Ltd....................................       3,448       39,029
    Whirlpool of India, Ltd..............................      83,220    1,745,918
*   Wockhardt, Ltd.......................................     164,979    1,027,212
    Wonderla Holidays, Ltd...............................      80,157      319,790
    Zee Learn, Ltd.......................................     956,093      372,977
*   Zee Media Corp., Ltd.................................     838,464      175,612
    Zensar Technologies, Ltd.............................     543,524    1,715,239
*   Zuari Agro Chemicals, Ltd............................      16,783       51,560
    Zydus Wellness, Ltd..................................      88,997    1,594,857
                                                                      ------------
TOTAL INDIA..............................................              733,022,726
                                                                      ------------
INDONESIA -- (3.1%)
    Ace Hardware Indonesia Tbk PT........................  55,190,200    6,722,794
    Adhi Karya Persero Tbk PT............................  15,633,888    1,833,901
*   Agung Podomoro Land Tbk PT...........................  49,042,500      667,646
    AKR Corporindo Tbk PT................................  14,024,100    5,283,536
*   Alam Sutera Realty Tbk PT............................  95,950,200    2,447,294
*   Alfa Energi Investama Tbk PT.........................      75,400       38,320
    Aneka Tambang Tbk PT.................................  68,820,791    4,779,501
    Arwana Citramulia Tbk PT.............................  29,196,500      992,484
    Asahimas Flat Glass Tbk PT...........................     978,600      321,537
    Astra Agro Lestari Tbk PT............................   2,891,300    2,899,004
    Astra Graphia Tbk PT.................................   2,211,000      223,812
    Astra Otoparts Tbk PT................................   2,932,600      328,773
*   Astrindo Nusantara Infrastructure Tbk PT............. 116,519,400      417,230
*   Asuransi Kresna Mitra Tbk PT.........................   7,001,600      343,360
*   Bakrie Telecom Tbk PT................................  49,756,298      178,051
*   Bank Bukopin Tbk.....................................  36,050,766      940,989
*   Bank Ina Perdana PT..................................   6,533,600      276,405
    Bank Maybank Indonesia Tbk PT........................   5,144,600       90,737
*   Bank Nationalnobu Tbk PT.............................     715,800       45,338
*   Bank Pan Indonesia Tbk PT............................  28,545,900    2,882,522
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT.  22,227,600    3,712,367
    Bank Pembangunan Daerah Jawa Timur Tbk PT............  28,724,300    1,533,299
*   Bank Permata Tbk PT..................................  29,360,102    2,123,615
    Bank Tabungan Negara Persero Tbk PT..................   2,123,349      418,341
    Barito Pacific Tbk PT................................  15,236,700    2,853,800
    Bekasi Fajar Industrial Estate Tbk PT................  44,617,500      838,202
    BFI Finance Indonesia Tbk PT.........................     648,400       32,228

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES      VALUE>>
                                                          ----------- -----------
INDONESIA -- (Continued)
*   Bintang Oto Global Tbk PT............................   2,877,100 $   141,051
    BISI International Tbk PT............................  15,866,500   1,630,275
    Blue Bird Tbk PT.....................................   2,176,800     417,541
*   Buana Lintas Lautan Tbk PT...........................   3,220,600      30,457
    Bukit Asam Tbk PT....................................   3,165,500     979,389
*   Bumi Resources Tbk PT................................  70,558,100     851,890
*   Bumi Serpong Damai Tbk PT............................   1,946,200     185,922
*   Bumi Teknokultura Unggul Tbk PT......................  60,635,600     589,441
    Catur Sentosa Adiprana Tbk PT........................   2,986,100     117,845
*   Centratama Telekomunikasi Indonesia Tbk PT...........   1,300,300       8,474
    Ciputra Development Tbk PT........................... 104,826,720   7,332,261
*   Citra Marga Nusaphala Persada Tbk PT.................  18,090,802   1,741,479
*   City Retail Developments Tbk PT......................  12,056,400      77,655
*   Clipan Finance Indonesia Tbk PT......................   1,454,500      33,996
*   Delta Dunia Makmur Tbk PT............................  36,370,800   1,685,438
    Dharma Satya Nusantara Tbk PT........................   2,071,600      59,369
*   Eagle High Plantations Tbk PT........................  96,757,400   1,386,850
    Elnusa Tbk PT........................................  29,189,600     762,108
*   Energi Mega Persada Tbk PT...........................  39,263,200     222,425
    Erajaya Swasembada Tbk PT............................  10,697,000   1,758,341
    Fajar Surya Wisesa Tbk PT............................     644,000     350,857
*   Gajah Tunggal Tbk PT.................................  14,796,500     849,385
*   Garuda Indonesia Persero Tbk PT......................  43,559,649   1,416,184
    Global Mediacom Tbk PT...............................  64,609,000   1,703,950
*   Hanson International Tbk PT.......................... 396,021,000   3,060,689
    Harum Energy Tbk PT..................................   7,616,400     956,271
    Hexindo Adiperkasa Tbk PT............................     508,500     111,371
*   Holcim Indonesia Tbk PT..............................   6,836,200     967,997
    Impack Pratama Industri Tbk PT.......................     169,800      11,118
    Indah Kiat Pulp & Paper Corp. Tbk PT.................  12,938,200  12,114,681
    Indika Energy Tbk PT.................................  12,820,200   1,963,026
    Indo Tambangraya Megah Tbk PT........................   2,603,300   4,257,792
*   Indofarma Persero Tbk PT.............................      76,200      27,226
    Indomobil Sukses Internasional Tbk PT................     431,000     101,672
*   Indo-Rama Synthetics Tbk PT..........................     115,600      57,279
    Indosat Tbk PT.......................................   1,661,400     325,923
    Industri dan Perdagangan Bintraco Dharma Tbk PT......   1,796,600     346,221
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT.........  24,206,100   1,420,734
*   Inti Agri Resources Tbk PT...........................  57,794,300     960,517
*   Intikeramik Alamasri Industri Tbk PT.................  28,709,207     402,627
*   Intiland Development Tbk PT..........................  67,011,432   1,544,511
    Japfa Comfeed Indonesia Tbk PT.......................  39,588,600   8,315,100
    Jaya Real Property Tbk PT............................  14,299,600     594,182
*   Kawasan Industri Jababeka Tbk PT..................... 155,903,557   2,904,717
    KMI Wire & Cable Tbk PT..............................  17,852,200     391,197
*   Krakatau Steel Persero Tbk PT........................  36,962,302   1,308,456
*   Kresna Graha Investama Tbk PT........................ 106,129,200   4,713,256
    Link Net Tbk PT......................................   6,430,200   2,007,567
*   Lippo Cikarang Tbk PT................................   4,022,000     686,501
    Lippo Karawaci Tbk PT................................ 123,898,600   2,479,820
    Malindo Feedmill Tbk PT..............................   9,232,200   1,163,568
    Matahari Department Store Tbk PT.....................   4,637,100   2,331,019
*   Matahari Putra Prima Tbk PT..........................   4,426,328      57,740
*   Medco Energi Internasional Tbk PT....................  61,674,733   4,475,754
    Media Nusantara Citra Tbk PT.........................  31,688,400   1,922,844
*   Mega Manunggal Property Tbk PT.......................   1,096,800      37,845
    Metrodata Electronics Tbk PT.........................   2,228,500     142,886
    Metropolitan Kentjana Tbk PT.........................       7,900       9,603
*   Minna Padi Investama Sekuritas Tbk PT................     132,900       6,379

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                          ----------- ----------
INDONESIA -- (Continued)
    Mitra Adiperkasa Tbk PT..............................  63,556,600 $4,572,519
*   Mitra Keluarga Karyasehat Tbk PT.....................   7,050,000    761,501
*   Mitra Pinasthika Mustika Tbk PT......................   8,404,900    548,239
*   MNC Investama Tbk PT................................. 193,556,400  1,079,983
*   MNC Land Tbk PT......................................  11,480,500    111,131
*   MNC Sky Vision Tbk PT................................   1,540,000    100,845
    Modernland Realty Tbk PT.............................  84,698,300  1,370,640
*   Multipolar Tbk PT....................................  30,666,500    261,652
*   Multistrada Arah Sarana Tbk PT.......................  11,323,400    616,732
    Nippon Indosari Corpindo Tbk PT......................  19,245,089  1,681,694
    Pabrik Kertas Tjiwi Kimia Tbk PT.....................   3,333,500  3,229,700
*   Pacific Strategic Financial Tbk PT...................   6,958,000    263,963
    Pakuwon Jati Tbk PT..................................  19,130,300    891,179
    Pan Brothers Tbk PT..................................  30,784,400  1,221,805
*   Panin Financial Tbk PT............................... 149,097,900  3,252,980
*   Panin Insurance Tbk PT...............................   8,919,100    728,689
    Panin Sekuritas Tbk PT...............................      30,500      3,049
*   Pelat Timah Nusantara Tbk PT.........................      52,300     11,843
*   Pelayaran Tamarin Samudra Tbk PT.....................   4,296,500  1,379,731
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT  28,030,700  2,950,444
*   Pool Advista Indonesia Tbk PT........................  10,518,200  3,500,799
    PP Persero Tbk PT....................................  25,864,614  4,347,079
    PP Properti Tbk PT................................... 116,021,900  1,314,163
    Puradelta Lestari Tbk PT.............................  10,127,200    152,283
    Ramayana Lestari Sentosa Tbk PT......................  28,425,300  3,197,641
    Resource Alam Indonesia Tbk PT.......................   2,456,000     59,868
*   Rimo International Lestari Tbk PT.................... 123,444,100  1,183,976
    Rukun Raharja Tbk PT.................................     491,600     13,745
    Salim Ivomas Pratama Tbk PT..........................  34,132,600  1,247,001
    Sampoerna Agro PT....................................   5,907,900    975,868
    Sawit Sumbermas Sarana Tbk PT........................  25,323,500  2,148,477
    Selamat Sempurna Tbk PT..............................  21,783,500  2,355,093
    Semen Baturaja Persero Tbk PT........................  21,830,200  2,539,571
*   Sentul City Tbk PT................................... 165,870,000  1,467,377
*   Siloam International Hospitals Tbk PT................   3,758,350    868,427
    Sinar Mas Agro Resources & Technology Tbk PT.........   1,037,460    306,604
*   Sitara Propertindo Tbk PT............................  39,088,000  2,391,782
*   Smartfren Telecom Tbk PT.............................  20,699,400    217,692
    Sri Rejeki Isman Tbk PT..............................  95,238,131  2,316,167
*   Sugih Energy Tbk PT.................................. 100,457,800     50,328
    Sumber Alfaria Trijaya Tbk PT........................     293,400     16,895
    Summarecon Agung Tbk PT..............................  69,694,864  5,170,249
*   Surya Esa Perkasa Tbk PT.............................  14,235,200    414,303
    Surya Semesta Internusa Tbk PT.......................  34,282,800  1,197,872
    Tempo Scan Pacific Tbk PT............................   1,453,900    158,539
*   Tiga Pilar Sejahtera Food Tbk........................  19,238,200    173,485
    Timah Tbk PT.........................................  25,124,314  2,318,321
    Tiphone Mobile Indonesia Tbk PT......................  18,327,400  1,078,803
    Total Bangun Persada Tbk PT..........................  12,489,400    527,969
    Tower Bersama Infrastructure Tbk PT..................   6,931,100  2,443,912
*   Trada Alam Minera Tbk PT............................. 200,995,800  3,057,299
*   Trias Sentosa Tbk PT.................................  33,492,700    974,087
    Tunas Baru Lampung Tbk PT............................  20,570,900  1,421,555
    Tunas Ridean Tbk PT..................................  12,122,300  1,015,059
    Ultrajaya Milk Industry & Trading Co. Tbk PT.........  15,006,900  1,279,854
    Unggul Indah Cahaya Tbk PT...........................      48,239     16,060
*   Vale Indonesia Tbk PT................................  15,514,900  4,303,282
*   Visi Media Asia Tbk PT...............................  58,082,200    707,730
    Waskita Beton Precast Tbk PT.........................  77,439,500  2,135,099

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- ------------
INDONESIA -- (Continued)
     Wijaya Karya Beton Tbk PT............................ 27,030,300 $    782,074
     Wijaya Karya Persero Tbk PT.......................... 26,680,307    3,631,725
*    XL Axiata Tbk PT.....................................  3,030,900      470,626
                                                                      ------------
TOTAL INDONESIA...........................................             218,722,816
                                                                      ------------
MALAYSIA -- (3.0%)
#    7-Eleven Malaysia Holdings Bhd, Class B..............  2,757,146      956,148
#    Aeon Co. M Bhd.......................................  3,548,000    1,346,363
#    AEON Credit Service M Bhd............................    692,200    2,698,649
     AFFIN Bank Bhd.......................................  1,731,164      937,492
# *  AirAsia X Bhd........................................ 16,473,700    1,169,170
     Ajinomoto Malaysia Bhd...............................     81,000      370,149
     Alliance Bank Malaysia Bhd...........................  3,286,400    3,412,000
     Allianz Malaysia Bhd.................................    147,300      488,471
     Amway Malaysia Holdings Bhd..........................    252,400      361,667
#    Ann Joo Resources Bhd................................    889,750      295,027
     APM Automotive Holdings Bhd..........................    256,900      173,786
*    Bahvest Resources Bhd................................    654,900       77,055
     Benalec Holdings Bhd.................................  3,370,900      152,757
# *  Berjaya Assets Bhd...................................  3,662,800      269,227
# *  Berjaya Corp. Bhd.................................... 22,916,027    1,540,829
     Berjaya Food Bhd.....................................    357,600      117,223
*    Berjaya Land Bhd.....................................  3,930,700      270,943
     Berjaya Sports Toto Bhd..............................  4,226,867    2,335,156
# *  Bermaz Auto Bhd......................................  4,847,700    2,595,240
     BIMB Holdings Bhd....................................  1,562,908    1,433,486
     Bintulu Port Holdings Bhd............................     25,900       27,921
     Bonia Corp. Bhd......................................  1,119,300       69,533
# *  Borneo Oil Bhd.......................................  6,671,999       66,142
     Boustead Holdings Bhd................................  2,775,328      990,944
     Boustead Plantations Bhd.............................  3,337,499      758,499
*    Bumi Armada Bhd...................................... 17,512,700      857,028
     Bursa Malaysia Bhd...................................  4,938,200    8,817,607
#    CAB Cakaran Corp. Bhd................................  2,339,700      300,253
     Cahya Mata Sarawak Bhd...............................  3,586,600    2,695,704
     Can-One Bhd..........................................    404,600      256,600
     Carlsberg Brewery Malaysia Bhd, Class B..............  1,189,100    5,956,228
     CB Industrial Product Holding Bhd....................  2,699,940      726,160
     CCM Duopharma Biotech Bhd............................    624,100      151,587
     Chin Teck Plantations BHD............................     33,000       55,462
     CJ Century Logistics Holdings Bhd, Class B...........  1,140,500      133,827
*    Coastal Contracts Bhd................................  1,753,166      355,944
#    Comfort Glove Bhd....................................    772,600      163,098
*    CRG, Inc. Bhd........................................  1,119,300       10,931
     CSC Steel Holdings Bhd...............................    875,500      232,792
     Cypark Resources Bhd.................................  1,664,850      669,154
#    D&O Green Technologies Bhd...........................  3,697,100      648,298
*    Dagang NeXchange Bhd.................................  8,606,100      518,078
     Daibochi Bhd.........................................    133,056       53,436
#    Datasonic Group Bhd..................................  4,147,600      457,666
*    Dayang Enterprise Holdings Bhd.......................  1,633,196      238,101
#    DRB-Hicom Bhd........................................  5,604,700    2,226,135
     Dutch Lady Milk Industries Bhd.......................    143,300    2,173,978
# *  Eastern & Oriental Bhd...............................  6,255,607    1,653,010
*    Eco World Development Group Bhd......................  7,236,700    1,628,922
*    Eco World International Bhd..........................    623,300      114,429
#    Econpile Holdings Bhd................................  4,724,750      521,450
#    Ekovest BHD..........................................  8,038,650    1,024,673
     Engtex Group Bhd.....................................    448,700       91,462

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES    VALUE>>
                                                           ---------- ----------
MALAYSIA -- (Continued)
     Evergreen Fibreboard Bhd.............................  4,150,750 $  386,306
     FAR East Holdings BHD................................    258,300    172,817
#    FGV Holdings Bhd..................................... 10,024,500  2,454,226
     Frontken Corp. Bhd...................................  4,311,800    894,269
     Gabungan AQRS Bhd....................................  1,795,500    397,621
     Gadang Holdings Bhd..................................  2,567,800    346,136
#    Gas Malaysia Bhd.....................................  1,194,900    823,953
#    George Kent Malaysia Bhd.............................  2,496,500    661,906
#    Globetronics Technology Bhd..........................  4,008,073  1,888,230
     Glomac Bhd...........................................  3,140,280    284,788
     Guan Chong Bhd.......................................    131,300    108,821
#    GuocoLand Malaysia Bhd...............................  1,578,400    298,912
     Hai-O Enterprise Bhd.................................  1,388,520    943,607
     HAP Seng Consolidated Bhd............................  1,385,740  3,342,837
     Hap Seng Plantations Holdings Bhd....................  1,241,100    546,571
     Heineken Malaysia Bhd................................    937,500  4,771,148
#    Hengyuan Refining Co. Bhd............................    771,500    909,118
#    HeveaBoard Bhd.......................................  2,743,500    422,652
     Hiap Teck Venture Bhd................................  6,749,600    463,302
# *  Hibiscus Petroleum Bhd...............................  7,291,800  1,718,136
     Hock Seng LEE Bhd....................................  1,313,408    452,930
     Hong Leong Industries Bhd............................    614,100  1,371,529
#    HSS Engineers Bhd....................................  1,441,500    350,162
*    Hua Yang Bhd.........................................  1,400,566    128,435
*    Hume Industries Bhd..................................     32,826      3,969
     Hup Seng Industries Bhd..............................  1,433,633    349,880
     I-Bhd................................................  2,057,900    208,710
     IGB Bhd..............................................    604,277    369,752
     IJM Corp. Bhd........................................    176,000     78,705
     IJM Plantations Bhd..................................  1,538,600    613,675
#    Inari Amertron Bhd................................... 10,067,745  3,710,028
     Inch Kenneth Kajang Rubber P.L.C.....................  1,045,300    163,558
     Insas Bhd............................................  3,987,881    751,448
*    Iris Corp. Bhd....................................... 13,929,400    443,884
# *  Iskandar Waterfront City Bhd.........................  4,187,300    446,500
*    JAKS Resources Bhd...................................  2,370,200    298,896
#    Jaya Tiasa Holdings Bhd..............................  3,030,327    426,055
#    JCY International Bhd................................  3,776,100    180,477
#    JHM Consolidation Bhd................................    841,400    183,148
#    Karex Bhd............................................  2,710,149    252,312
     Keck Seng Malaysia Bhd...............................    858,750    921,806
     Kenanga Investment Bank Bhd..........................  1,871,360    256,635
     Kerjaya Prospek Group Bhd............................  2,135,480    657,876
     Kesm Industries Bhd..................................     73,200    157,734
     Kian JOO CAN Factory Bhd.............................  1,801,180  1,234,904
     Kim Loong Resources Bhd..............................  1,032,880    315,770
#    Kimlun Corp. Bhd.....................................    738,786    204,713
# *  KNM Group Bhd........................................ 13,729,780    303,051
     Kossan Rubber Industries.............................  5,862,900  5,443,133
#    KPJ Healthcare Bhd................................... 20,370,400  5,375,299
#    Kretam Holdings Bhd..................................  4,653,800    444,049
# *  KSL Holdings Bhd.....................................  4,469,118    941,116
     Kumpulan Fima BHD....................................    826,650    323,865
     Kumpulan Perangsang Selangor Bhd.....................  1,661,846    546,082
*    Kwantas Corp. BHD....................................    118,100     25,041
*    Lafarge Malaysia Bhd.................................  1,398,700    640,372
     Land & General Bhd................................... 15,164,960    559,267
*    Landmarks Bhd........................................  1,774,700    199,217
#    LBS Bina Group Bhd...................................  4,793,880    796,401

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES    VALUE>>
                                                           ---------- ----------
MALAYSIA -- (Continued)
     Lii Hen Industries Bhd...............................    894,100 $  614,152
     Lingkaran Trans Kota Holdings Bhd....................  1,287,300  1,404,810
# *  Lion Industries Corp. Bhd............................  1,873,400    239,694
#    LPI Capital Bhd......................................    353,124  1,412,486
     Magni-Tech Industries Bhd............................    405,400    432,134
#    Magnum Bhd...........................................  5,097,700  2,567,399
     Mah Sing Group Bhd................................... 10,156,587  2,308,823
     Malakoff Corp. Bhd...................................  7,727,700  1,570,572
     Malayan Flour Mills Bhd..............................  3,141,675    400,136
*    Malayan United Industries Bhd........................  2,568,600    116,091
     Malaysia Building Society Bhd........................  7,751,678  1,888,839
     Malaysia Marine and Heavy Engineering Holdings Bhd...  1,302,000    209,926
*    Malaysian Bulk Carriers Bhd..........................  2,585,400    379,424
     Malaysian Pacific Industries Bhd.....................    746,713  1,821,174
#    Malaysian Resources Corp. Bhd........................ 11,814,998  1,967,964
     Malton Bhd...........................................  2,811,800    333,414
     Matrix Concepts Holdings Bhd.........................  2,943,958  1,410,867
     MBM Resources BHD....................................  1,379,696    863,721
#    Media Chinese International, Ltd.....................  4,708,500    253,445
*    Media Prima Bhd......................................  6,293,703    594,641
     Mega First Corp. Bhd.................................  1,198,800  1,156,634
     Mitrajaya Holdings Bhd...............................  1,218,278     90,524
*    MK Land Holdings Bhd.................................  1,456,600     63,845
#    MKH Bhd..............................................  2,280,734    677,128
#    MMC Corp. Bhd........................................  2,085,100    429,015
*    MNRB Holdings Bhd....................................  2,800,920    788,070
# *  MPHB Capital Bhd.....................................  1,429,100    360,893
     Muda Holdings Bhd....................................    468,000    218,293
*    Mudajaya Group Bhd...................................  2,539,423    190,442
     Muhibbah Engineering M Bhd...........................  2,475,450  1,722,524
*    Mulpha International Bhd.............................  1,282,930    555,005
#    My EG Services Bhd................................... 12,196,200  2,992,205
*    Naim Holdings Bhd....................................  2,000,050    228,410
     NTPM Holdings Bhd....................................    640,000     78,008
#    OCK Group Bhd........................................  1,947,200    257,370
     Oriental Holdings BHD................................    582,200    916,313
     OSK Holdings Bhd.....................................  8,212,455  1,827,464
     Pacific & Orient Bhd.................................    239,167     58,412
#    Padini Holdings Bhd..................................  2,967,000  2,689,270
     Panasonic Manufacturing Malaysia Bhd.................    153,384  1,421,243
     Pantech Group Holdings Bhd...........................  2,333,330    259,365
     Paramount Corp. Bhd..................................    769,825    393,210
*    Parkson Holdings Bhd.................................  2,674,947    176,748
# *  Pentamaster Corp. Bhd................................  1,120,140    865,200
# *  PESTECH International Bhd............................  1,911,800    571,631
#    Petron Malaysia Refining & Marketing Bhd.............    515,800    824,883
     Pharmaniaga Bhd......................................    588,660    395,348
#    PIE Industrial Bhd...................................  1,202,600    480,172
#    Pos Malaysia Bhd.....................................  2,804,600  1,325,032
     Protasco Bhd.........................................  2,078,775    124,748
     Puncak Niaga Holdings Bhd............................  1,545,620    134,433
     QL Resources Bhd.....................................  3,247,359  5,366,239
     Ranhill Holdings Bhd.................................  1,047,000    304,568
     RGB International Bhd................................  2,549,714    134,631
# *  Rimbunan Sawit Bhd...................................  3,667,900    169,533
     Salcon Bhd...........................................  4,112,516    226,122
     Sam Engineering & Equipment M Bhd....................    166,800    299,388
# *  Sapura Energy Bhd.................................... 26,988,800  1,753,969
#    Sarawak Oil Palms Bhd................................  1,033,504    667,816

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- ------------
MALAYSIA -- (Continued)
     Scicom MSC Bhd.......................................    393,400 $    115,571
#    Scientex Bhd.........................................  1,551,524    3,338,292
#    SEG International BHD................................    145,885       22,777
     Selangor Dredging Bhd................................  1,118,200      182,362
#    Selangor Properties Bhd..............................    230,200      343,386
     Serba Dinamik Holdings Bhd...........................  2,080,300    1,887,919
     Shangri-La Hotels Malaysia Bhd.......................    426,800      588,316
     SHL Consolidated Bhd.................................    207,500      118,995
     SKP Resources Bhd....................................  5,378,200    1,739,718
     Star Media Group Bhd.................................  1,727,500      297,744
*    Sumatec Resources Bhd................................ 12,844,200       15,717
     Sunway Bhd...........................................  2,099,579      831,558
     Sunway Construction Group Bhd........................  2,206,036      842,146
#    Supermax Corp. Bhd...................................  7,013,700    2,603,271
     Suria Capital Holdings Bhd...........................    839,760      306,997
     Syarikat Takaful Malaysia Keluarga Bhd...............  2,275,200    2,344,790
*    Symphony Life Bhd....................................    154,187       13,780
#    Ta Ann Holdings Bhd..................................  1,647,489      979,038
     TA Enterprise Bhd....................................  9,123,900    1,461,245
     TA Global Bhd........................................  8,747,540      567,744
#    Taliworks Corp. Bhd..................................  3,645,016      738,818
     Tambun Indah Land Bhd................................  1,157,800      212,398
     Tan Chong Motor Holdings Bhd.........................  1,527,900      524,166
     Tasek Corp. Bhd......................................     72,900       83,936
     TDM Bhd..............................................  5,414,520      239,426
     TH Plantations Bhd...................................  1,250,820      178,495
     Thong Guan Industries Bhd............................    195,900      114,121
#    TIME dotCom Bhd......................................  2,031,888    4,010,570
# *  Tiong NAM Logistics Holdings.........................  1,439,016      249,757
#    TMC Life Sciences Bhd................................  1,230,100      219,764
     Tropicana Corp. Bhd..................................  4,261,355      904,709
     TSH Resources Bhd....................................  4,081,300    1,146,951
#    Tune Protect Group Bhd...............................  4,183,300      630,665
#    Uchi Technologies Bhd................................  1,666,500    1,047,472
#    UEM Edgenta Bhd......................................  2,608,100    1,698,775
     UEM Sunrise Bhd...................................... 12,488,300    2,306,829
     UMW Holdings Bhd.....................................  1,095,600    1,563,898
     United Malacca Bhd...................................    466,350      622,760
     United Plantations Bhd...............................    434,300    2,748,307
     United U-Li Corp. BHD................................    159,450       23,444
     UOA Development Bhd..................................  5,353,900    3,137,976
# *  Velesto Energy Bhd................................... 25,827,208    1,205,423
#    ViTrox Corp. Bhd.....................................    807,900    1,324,248
# *  Vivocom International Holdings Bhd................... 11,667,833       56,918
*    Vizione Holdings Bhd.................................    347,528       85,639
     VS Industry Bhd......................................  6,955,937    1,380,570
# *  Wah Seong Corp. Bhd..................................  2,187,269      404,302
*    WCE Holdings Bhd.....................................    758,500       90,730
#    WCT Holdings Bhd.....................................  7,954,102    1,574,753
#    Wellcall Holdings Bhd................................  2,990,700      905,528
     WTK Holdings Bhd.....................................  2,322,000      272,647
     Yinson Holdings Bhd..................................  3,934,300    3,946,180
#    YNH Property Bhd.....................................  3,542,616    1,100,789
*    Yong Tai BHD.........................................  1,103,500       90,697
*    YTL Land & Development Bhd...........................    920,200       89,057
     Zhulian Corp. Bhd....................................    360,033      119,872
                                                                      ------------
TOTAL MALAYSIA............................................             213,247,402
                                                                      ------------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- -----------
MEXICO -- (3.0%)
#    ALEATICA S.A.B. de C.V...............................   209,300 $   251,634
*    Alpek S.A.B. de C.V.................................. 4,261,227   5,809,473
#    Alsea S.A.B. de C.V.................................. 5,525,277  15,285,186
# *  Axtel S.A.B. de C.V.................................. 8,375,710   1,305,266
#    Banco del Bajio SA................................... 3,709,487   7,740,121
#    Becle S.A.B. de C.V..................................   254,893     326,577
*    Bio Pappel S.A.B. de C.V.............................   347,496     430,321
     Bolsa Mexicana de Valores S.A.B. de C.V.............. 4,230,469   8,462,155
*    CMR S.A.B. de C.V....................................     1,323         263
     Consorcio ARA S.A.B. de C.V., Series *............... 9,145,151   2,396,015
*    Controladora Vuela Cia de Aviacion S.A.B. de C.V.,
       ADR................................................   288,296   2,159,337
# *  Controladora Vuela Cia de Aviacion S.A.B. de C.V.,
       Class A............................................ 2,046,089   1,529,036
*    Corp Interamericana de Entretenimiento S.A.B. de
       C.V., Class B......................................   960,372     833,698
     Corp. Actinver S.A.B. de C.V.........................   198,770     135,131
     Corp. Inmobiliaria Vesta S.A.B. de C.V............... 6,228,224   8,725,653
     Corp. Moctezuma S.A.B. de C.V........................   861,300   2,902,942
     Corporativo Fragua S.A.B. de C.V.....................         3          41
     Corporativo GBM S.A.B. de C.V........................    22,477      15,281
     Corpovael S.A. de C.V................................    73,341      57,377
#    Credito Real S.A.B. de C.V. SOFOM ER................. 1,889,121   1,945,210
     Cydsa S.A.B. de C.V..................................    10,875      16,720
*    Desarrolladora Homex S.A.B. de C.V................... 3,278,053      27,942
# *  Elementia S.A.B. de C.V..............................   642,287     413,138
# *  Empresas ICA S.A.B. de C.V........................... 3,768,186      20,725
*    Financiera Independencia S.A.B. de C.V. SOFOM ENR....     6,374         747
# *  Genomma Lab Internacional S.A.B. de C.V., Class B.... 7,157,330   4,978,101
#    Gentera S.A.B. de C.V................................ 8,494,025   6,205,417
*    Grupo Aeromexico S.A.B. de C.V....................... 2,235,189   2,831,062
     Grupo Aeroportuario del Centro Norte S.A.B. de C.V... 3,537,370  19,758,475
     Grupo Aeroportuario del Pacifico S.A.B. de C.V.,
       Class B............................................   227,202   2,044,459
     Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR..     3,233     588,244
     Grupo Aeroportuario del Sureste S.A.B. de C.V.,
       Class B............................................    40,178     727,573
#    Grupo Cementos de Chihuahua S.A.B. de C.V............ 1,439,462   7,930,412
#    Grupo Comercial Chedraui S.A. de C.V................. 3,156,757   6,126,227
*    Grupo Famsa S.A.B. de C.V., Class A.................. 2,314,340   1,029,954
     Grupo Financiero Banorte S.A.B. de C.V...............   177,399     986,620
# *  Grupo GICSA SAB de CV................................ 2,528,781     874,125
     Grupo Herdez S.A.B. de C.V., Series *................ 2,008,535   4,364,268
*    Grupo Hotelero Santa Fe S.A.B. de C.V................   555,076     219,740
#    Grupo Industrial Saltillo S.A.B. de C.V.............. 1,098,605   1,436,291
     Grupo KUO S.A.B. de C.V., Class B....................   758,658   1,725,823
#    Grupo Lala S.A.B. de C.V............................. 1,157,492   1,403,112
*    Grupo Pochteca S.A.B. de C.V.........................   561,552     196,168
#    Grupo Posadas S.A.B. de C.V..........................   198,900     395,257
#    Grupo Rotoplas S.A.B. de C.V.........................   902,602     950,641
     Grupo Sanborns S.A.B. de C.V.........................   905,924     890,657
# *  Grupo Simec S.A.B. de C.V............................ 1,196,960   3,810,166
*    Grupo Sports World S.A.B. de C.V.....................   583,706     612,636
*    Grupo Traxion S.A.B. de C.V..........................    21,388      13,769
# *  Hoteles City Express S.A.B. de C.V................... 2,518,670   2,967,519
     Industrias Bachoco S.A.B. de C.V., Sponsored ADR.....    29,952   1,377,792
     Industrias Bachoco S.A.B. de C.V., Series B.......... 1,390,019   5,325,356
# *  Industrias CH S.A.B. de C.V., Series B............... 1,954,357   8,252,916
*    La Comer S.A.B. de C.V............................... 4,375,132   4,507,320
# *  Maxcom Telecomunicaciones S.A.B. de C.V..............   246,465      54,391
#    Megacable Holdings S.A.B. de C.V..................... 2,430,628  10,932,726
*    Minera Frisco S.A.B. de C.V., Class A1............... 2,242,920     580,604
#    Nemak S.A.B. de C.V.................................. 5,830,033   4,570,184
*    Organizacion Cultiba S.A.B. de C.V................... 1,205,623     951,397

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- ------------
MEXICO -- (Continued)
# *  Organizacion Soriana S.A.B. de C.V., Class B.........    215,767 $    303,528
     Promotora y Operadora de Infraestructura S.A.B. de
       C.V................................................    791,109    8,050,821
     Promotora y Operadora de Infraestructura S.A.B. de
       C.V., Class L......................................     14,818       99,963
     Qualitas Controladora S.A.B. de C.V..................  1,849,211    4,582,835
     Regional S.A.B. de C.V...............................  2,221,228   11,754,164
# *  Telesites S.A.B. de C.V.............................. 10,607,179    6,639,801
#    TV Azteca S.A.B. de C.V.............................. 12,256,140    1,378,013
#    Unifin Financiera S.A.B. de C.V. SOFOM ENR...........    559,945    1,252,700
     Vitro S.A.B. de C.V..................................    943,380    2,521,469
                                                                      ------------
TOTAL MEXICO..............................................             206,992,685
                                                                      ------------
PHILIPPINES -- (1.3%)
     8990 Holdings, Inc...................................  1,606,600      297,643
     A Soriano Corp.......................................  3,380,211      421,888
     ACR Mining Corp......................................     48,205        3,105
*    AgriNurture, Inc.....................................  1,903,000      597,711
     Alsons Consolidated Resources, Inc...................  7,226,000      192,994
*    Apex Mining Co., Inc................................. 10,098,000      302,479
*    Atlas Consolidated Mining & Development Corp.........  6,148,000      338,731
     Belle Corp........................................... 31,632,400    1,473,180
     Bloomberry Resorts Corp.............................. 20,437,200    4,333,434
     Cebu Air, Inc........................................  1,579,730    2,668,832
     Cebu Holdings, Inc...................................  3,294,900      391,903
*    CEMEX Holdings Philippines, Inc......................  8,976,600      459,254
     Century Pacific Food, Inc............................  6,175,100    1,886,447
     Century Properties Group, Inc........................ 23,171,151      211,135
*    Chelsea Logistics Holdings Corp......................    236,500       30,134
     China Banking Corp...................................  2,579,328    1,395,049
     Cirtek Holdings Philippines Corp.....................    922,600      530,887
     COL Financial Group, Inc.............................     92,200       30,065
     Cosco Capital, Inc................................... 17,361,800    2,461,038
     D&L Industries, Inc.................................. 19,125,800    4,163,631
*    DoubleDragon Properties Corp.........................  3,591,890    1,408,775
     Eagle Cement Corp....................................    182,400       55,989
*    East West Banking Corp...............................  5,043,000    1,202,142
*    EEI Corp.............................................  3,211,600      499,471
     Emperador, Inc.......................................  7,185,800    1,034,532
*    Empire East Land Holdings, Inc....................... 19,885,000      187,747
     Filinvest Development Corp...........................  3,539,322      848,865
     Filinvest Land, Inc.................................. 99,522,577    2,848,299
     First Gen Corp.......................................  9,938,800    3,898,444
     First Philippine Holdings Corp.......................  2,190,720    3,058,404
*    Global Ferronickel Holdings, Inc..................... 12,737,294      374,502
*    Global-Estate Resorts, Inc...........................  2,410,000       53,452
     Integrated Micro-Electronics, Inc....................  3,798,814      903,846
     Leisure & Resorts World Corp.........................  2,134,640      131,288
*    Lepanto Consolidated Mining Co....................... 35,755,454       90,772
     Lopez Holdings Corp.................................. 19,310,600    1,929,467
     MacroAsia Corp.......................................  3,917,360    1,429,680
     Manila Water Co., Inc................................  9,140,500    4,829,927
     Max's Group, Inc.....................................  1,975,500      466,175
     Megawide Construction Corp...........................  6,066,308    2,096,872
     Metro Retail Stores Group, Inc.......................  5,654,900      275,663
     Nickel Asia Corp..................................... 15,501,600      730,656
     Pepsi-Cola Products Philippines, Inc................. 10,829,900      277,664
     Petron Corp.......................................... 15,485,800    2,223,313
     Philex Mining Corp...................................  5,473,700      423,080
*    Philippine National Bank.............................  2,117,875    1,829,787
*    Philippine National Construction Corp................    173,000        3,051

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
PHILIPPINES -- (Continued)
     Philippine Savings Bank..............................    569,057 $   637,886
     Philippine Seven Corp................................      2,850       6,646
     Philippine Stock Exchange, Inc. (The)................    121,592     433,523
*    Philweb Corp.........................................  1,738,240      99,832
     Phinma Energy Corp................................... 12,750,000     312,814
     Phoenix Petroleum Philippines, Inc...................  2,243,580     463,025
     Pilipinas Shell Petroleum Corp.......................  1,113,590   1,027,521
     Premium Leisure Corp................................. 36,631,000     661,931
*    Prime Orion Philippines, Inc.........................  3,187,000     157,511
     Puregold Price Club, Inc.............................  4,655,100   4,067,203
*    PXP Energy Corp......................................  5,310,900   1,471,070
     RFM Corp.............................................  8,840,668     814,377
     Rizal Commercial Banking Corp........................  3,882,652   1,935,940
     Robinsons Land Corp.................................. 15,199,251   6,432,131
     Robinsons Retail Holdings, Inc.......................  2,184,170   3,687,556
     San Miguel Food and Beverage, Inc....................  1,221,590   2,228,185
     Security Bank Corp...................................    162,100     557,629
     Semirara Mining & Power Corp.........................  1,866,100     849,327
     Shakey's Pizza Asia Ventures, Inc....................    201,400      46,972
     SSI Group, Inc.......................................  7,322,000     335,571
     Starmalls, Inc.......................................    306,700      34,281
     STI Education Systems Holdings, Inc.................. 19,394,000     297,803
*    Travellers International Hotel Group, Inc............  8,686,000     916,403
     Union Bank Of Philippines............................  1,467,341   1,818,718
     Vista Land & Lifescapes, Inc......................... 41,758,000   4,683,219
     Wilcon Depot, Inc....................................  5,044,100   1,330,142
                                                                      -----------
TOTAL PHILIPPINES.........................................             90,608,619
                                                                      -----------
POLAND -- (1.3%)
*    AB SA................................................      1,082       5,584
     Agora SA.............................................    269,085     767,054
*    Alior Bank SA........................................    261,689   4,053,263
     Alumetal SA..........................................      2,946      31,935
     Amica SA.............................................     20,323     669,555
     Apator SA............................................     69,995     483,985
     Asseco Poland SA.....................................    641,693   8,281,373
     Bank Handlowy w Warszawie SA.........................      2,330      43,323
*    Bank Ochrony Srodowiska SA...........................     12,873      24,421
*    Bioton SA............................................    531,231     731,971
*    Boryszew SA..........................................    880,717   1,114,359
     Budimex SA...........................................     86,368   2,509,972
     CCC SA...............................................     44,934   2,163,493
*    CD Projekt SA........................................     48,553   2,479,366
#    Ciech SA.............................................    261,397   3,692,100
#    ComArch SA...........................................     10,711     446,238
     Dom Development SA...................................      7,766     156,559
     Echo Investment SA...................................     77,779      71,720
*    Enea SA..............................................  1,491,141   4,302,499
*    Energa SA............................................  1,187,113   3,244,474
#    Eurocash SA..........................................    657,351   3,556,843
*    Fabryki Mebli Forte SA...............................    123,857     795,170
     Famur SA.............................................    991,435   1,328,914
     Firma Oponiarska Debica SA...........................     29,483     689,782
*    Getin Holding SA.....................................    751,114     212,187
# *  Getin Noble Bank SA..................................  2,585,838     320,596
     Globe Trade Centre SA................................    426,104   1,064,875
     Grupa Azoty SA.......................................     61,035     608,220
     Grupa Azoty Zaklady Chemiczne Police SA..............     76,751     289,930
     Grupa Kety SA........................................     74,590   6,840,831

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
POLAND -- (Continued)
*    Impexmetal SA........................................    846,315 $   776,426
     Inter Cars SA........................................     40,486   2,346,512
*    Jastrzebska Spolka Weglowa SA........................     71,629   1,317,017
     Kernel Holding SA....................................    391,825   5,390,046
     KRUK SA..............................................    135,716   6,111,161
     LC Corp. SA..........................................  1,379,239     888,438
     Lentex SA............................................    124,367     244,000
*    Lubelski Wegiel Bogdanka SA..........................     73,528   1,110,672
*    Netia SA.............................................  1,046,440   1,448,785
     Neuca SA.............................................     15,916   1,086,352
*    NEWAG SA.............................................        493       1,990
# *  Orange Polska SA.....................................  3,023,942   4,553,093
#    Pfleiderer Group SA..................................     26,162     223,628
*    PKP Cargo SA.........................................    143,956   1,589,348
*    Polnord SA...........................................    261,294     596,598
*    Rafako SA............................................    524,953     240,045
     Stalexport Autostrady SA.............................    529,526     564,400
     Stalprodukt SA.......................................      9,458     839,963
*    Tauron Polska Energia SA.............................  7,193,941   4,600,232
#    Trakcja SA...........................................    245,280     250,727
*    VRG SA...............................................  1,378,452   1,422,468
     Warsaw Stock Exchange................................    180,325   1,940,096
     Wawel SA.............................................      1,751     396,059
     Zespol Elektrowni Patnow Adamow Konin SA.............     86,991     193,293
                                                                      -----------
TOTAL POLAND..............................................             89,111,941
                                                                      -----------
RUSSIA -- (0.1%)
     Etalon Group P.L.C., GDR.............................    134,279     275,272
     Globaltrans Investment P.L.C., GDR...................    145,015   1,435,649
*    Lenta, Ltd...........................................    404,437   1,338,686
*    Mechel PJSC, Sponsored ADR...........................     51,323     122,662
     Ros Agro P.L.C., GDR.................................     14,152     175,485
     TMK PJSC, GDR........................................     57,237     185,734
                                                                      -----------
TOTAL RUSSIA..............................................              3,533,488
                                                                      -----------
SINGAPORE -- (0.0%)
*    Pacc Offshore Services Holdings, Ltd.................    908,056     126,364
                                                                      -----------
SOUTH AFRICA -- (7.2%)
     Adcock Ingram Holdings, Ltd..........................    727,412   3,475,409
*    Adcorp Holdings, Ltd.................................    903,638   1,358,227
     Advtech, Ltd.........................................  3,928,649   4,416,638
     AECI, Ltd............................................  1,192,049   7,988,888
     African Oxygen, Ltd..................................    979,970   2,027,899
*    African Phoenix Investments, Ltd.....................  5,869,014     187,666
     African Rainbow Minerals, Ltd........................  1,158,740  13,007,311
     Afrimat, Ltd.........................................    231,595     483,010
     Alexander Forbes Group Holdings, Ltd.................  5,131,331   1,796,987
     Allied Electronics Corp., Ltd., Class A..............    637,256     843,756
     Alviva Holdings, Ltd.................................  1,321,645   1,739,791
*    ArcelorMittal South Africa, Ltd......................  1,894,195     461,323
*    Ascendis Health, Ltd.................................  1,529,922     630,503
     Assore, Ltd..........................................    129,702   3,366,093
     Astral Foods, Ltd....................................    439,962   5,383,875
     Attacq, Ltd..........................................  1,120,971   1,356,447
*    Aveng, Ltd........................................... 49,342,489     187,687
     AVI, Ltd.............................................  3,570,463  25,097,516
     Barloworld, Ltd......................................  2,262,370  20,734,954

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
SOUTH AFRICA -- (Continued)
*    Blue Label Telecoms, Ltd.............................  4,158,740 $ 1,398,962
# *  Brait SE.............................................  2,007,780   4,253,235
     Cashbuild, Ltd.......................................    204,294   4,267,789
     Caxton and CTP Publishers and Printers, Ltd..........    313,704     197,554
     City Lodge Hotels, Ltd...............................    321,275   2,949,937
     Clicks Group, Ltd....................................  1,824,978  27,137,045
     Clover Industries, Ltd...............................  1,360,664   2,030,009
     Coronation Fund Managers, Ltd........................  2,158,479   6,728,975
# *  Curro Holdings, Ltd..................................  1,016,595   2,202,663
*    DataTec, Ltd.........................................  3,643,987   8,006,139
#    Dis-Chem Pharmacies, Ltd.............................  1,548,491   2,996,010
     Distell Group Holdings, Ltd..........................    316,083   2,738,405
     DRDGOLD, Ltd., Sponsored ADR.........................      9,400      20,398
#    DRDGOLD, Ltd.........................................  2,932,131     672,887
*    enX Group, Ltd.......................................    408,074     381,099
*    EOH Holdings, Ltd....................................  1,098,252   2,194,555
*    Famous Brands, Ltd...................................    699,154   4,746,408
#    Foschini Group, Ltd. (The)...........................  1,062,168  13,607,000
     Gold Fields, Ltd.....................................  1,454,632   5,902,914
#    Gold Fields, Ltd., Sponsored ADR.....................  2,115,143   8,672,086
     Grand Parade Investments, Ltd........................  3,013,383     635,468
# *  Grindrod Shipping Holdings, Ltd......................    123,682     822,336
# *  Grindrod, Ltd........................................  4,922,130   2,842,304
*    Harmony Gold Mining Co., Ltd.........................  2,259,904   4,538,007
*    Harmony Gold Mining Co., Ltd., Sponsored ADR.........  2,381,883   4,716,128
     Hudaco Industries, Ltd...............................    276,905   3,032,304
     Hulamin, Ltd.........................................  1,369,904     462,430
# *  Impala Platinum Holdings, Ltd........................  4,847,214  14,236,794
     Imperial Logistics, Ltd..............................    671,148   3,442,185
#    Invicta Holdings, Ltd................................    370,489     985,863
     Italtile, Ltd........................................    546,196     576,485
     JSE, Ltd.............................................    988,951  12,249,630
     KAP Industrial Holdings, Ltd......................... 11,837,691   7,666,149
     Lewis Group, Ltd.....................................    957,717   2,373,278
     Liberty Holdings, Ltd................................  1,315,243  10,626,964
     Life Healthcare Group Holdings, Ltd..................  7,258,529  14,879,502
     Long4Life, Ltd.......................................  2,806,078     951,448
     Massmart Holdings, Ltd...............................    990,941   6,905,414
     Merafe Resources, Ltd................................ 11,617,602   1,225,985
     Metair Investments, Ltd..............................  1,479,029   2,093,155
     MiX Telematics, Ltd..................................     37,895      25,854
     MiX Telematics, Ltd., Sponsored ADR..................     26,176     471,168
*    MMI Holdings, Ltd....................................  8,391,793  10,632,724
     Mpact, Ltd...........................................  1,665,829   2,692,054
     Murray & Roberts Holdings, Ltd.......................  3,959,853   4,270,201
*    Nampak, Ltd..........................................  6,051,864   6,377,813
*    Net 1 UEPS Technologies, Inc.........................        776       2,738
     Netcare, Ltd.........................................  2,312,962   4,353,677
*    Northam Platinum, Ltd................................  3,250,672  11,835,818
     Oceana Group, Ltd....................................    444,791   2,577,570
     Omnia Holdings, Ltd..................................    672,921   4,294,141
     Peregrine Holdings, Ltd..............................  2,027,275   2,796,185
     Pick n Pay Stores, Ltd...............................  3,850,771  20,185,733
#    Pioneer Foods Group, Ltd.............................    810,419   4,828,828
*    PPC, Ltd............................................. 14,819,023   6,204,616
#    PSG Konsult, Ltd.....................................    176,985     142,693
     Raubex Group, Ltd....................................  1,417,628   1,993,468
     RCL Foods, Ltd.......................................    705,154     825,458
     Reunert, Ltd.........................................  1,692,530   8,986,440

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- ------------
SOUTH AFRICA -- (Continued)
#    Rhodes Food Group Pty, Ltd...........................   695,531 $    876,143
# *  Royal Bafokeng Platinum, Ltd.........................   708,033    1,552,089
     Santam, Ltd..........................................   364,453    8,371,914
# *  Sibanye Gold, Ltd.................................... 8,127,080    7,063,570
     SPAR Group, Ltd. (The)............................... 1,978,363   29,852,361
     Spur Corp., Ltd......................................   620,797    1,067,457
# *  Stadio Holdings, Ltd.................................   754,869      227,977
*    Sun International, Ltd............................... 1,310,213    5,795,223
*    Super Group, Ltd..................................... 3,690,832    9,529,706
     Telkom SA SOC, Ltd................................... 2,845,745   14,398,589
     Tongaat Hulett, Ltd.................................. 1,012,167    3,845,551
#    Transaction Capital, Ltd............................. 1,555,514    2,022,852
     Trencor, Ltd......................................... 1,382,110    3,049,966
     Truworths International, Ltd......................... 3,880,394   23,617,248
     Tsogo Sun Holdings, Ltd.............................. 3,367,313    5,026,623
     Wilson Bayly Holmes-Ovcon, Ltd.......................   510,129    5,367,057
                                                                     ------------
TOTAL SOUTH AFRICA........................................            506,071,384
                                                                     ------------
SOUTH KOREA -- (16.1%)
# *  3S Korea Co., Ltd....................................   293,759      656,893
#    ABco Electronics Co., Ltd............................    76,717      419,741
# *  Able C&C Co., Ltd....................................    86,451      931,571
#    ABOV Semiconductor Co., Ltd..........................   116,080      575,546
# *  Ace Technologies Corp................................   190,914      931,725
# *  Actoz Soft Co., Ltd..................................    49,722      497,535
#    ADTechnology Co., Ltd................................    63,869      766,159
# *  Advanced Cosmeceutical Technology Co., Ltd...........    20,699      105,105
# *  Advanced Digital Chips, Inc..........................   169,506      263,264
#    Advanced Nano Products Co., Ltd......................    68,114    1,054,662
#    Advanced Process Systems Corp........................    15,723      381,006
#    Aekyung Petrochemical Co., Ltd.......................   139,019    1,123,963
#    AfreecaTV Co., Ltd...................................    74,661    2,795,281
# *  Agabang&Company......................................   236,156      862,362
#    Ahn-Gook Pharmaceutical Co., Ltd.....................    58,793      539,265
     Ahnlab, Inc..........................................    53,146    2,405,071
# *  AIBIT Co., Ltd.......................................   206,880      195,926
#    AJ Networks Co., Ltd.................................    92,793      406,726
# *  AJ Rent A Car Co., Ltd...............................    94,232    1,003,795
# *  Ajin Industrial Co., Ltd.............................   102,112      259,267
     AJINEXTEK Co., Ltd...................................    31,359      259,068
     AK Holdings, Inc.....................................    41,156    1,891,009
# *  Alticast Corp........................................    73,734      199,208
#    ALUKO Co., Ltd.......................................   348,822      976,843
# *  Aminologics Co., Ltd.................................   427,780      685,647
# *  Amotech Co., Ltd.....................................    72,347    1,259,673
# *  Anam Electronics Co., Ltd............................   738,248    1,834,401
*    Ananti, Inc..........................................   225,755    5,212,359
#    Anapass, Inc.........................................    74,135    1,453,229
# *  Aprogen Healthcare & Games, Inc......................   317,560      230,626
# *  Aprogen KIC, Inc.....................................   115,172      305,029
*    Aprogen pharmaceuticals, Inc.........................    74,715      164,742
# *  APS Holdings Corp....................................   294,525    1,170,360
# *  Arion Technology, Inc................................   129,146      106,748
#    Asia Cement Co., Ltd.................................    15,324    1,766,388
     ASIA Holdings Co., Ltd...............................    10,018    1,130,799
#    Asia Paper Manufacturing Co., Ltd....................    44,435    1,307,384
*    Asiana Airlines, Inc.................................   934,787    3,674,727
#    Atec Co., Ltd........................................    15,058      109,037
# *  A-Tech Solution Co., Ltd.............................    36,321      267,813

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES   VALUE>>
                                                           ------- ----------
SOUTH KOREA -- (Continued)
#    Atinum Investment Co., Ltd........................... 291,863 $  565,732
#    AtlasBX Co., Ltd.....................................     571     28,149
     AUK Corp............................................. 214,954    444,984
#    Aurora World Corp....................................  45,949    426,361
#    Austem Co., Ltd...................................... 160,334    512,285
#    Autech Corp.......................................... 116,207  1,175,424
# *  Avaco Co., Ltd....................................... 105,551    630,458
#    Avatec Co., Ltd......................................   5,446     29,528
#    Baiksan Co., Ltd.....................................  98,551    579,729
# *  Barun Electronics Co., Ltd........................... 545,499    204,933
# *  Barunson Entertainment & Arts Corp................... 180,998    221,419
#    Bcworld Pharm Co., Ltd...............................  43,184    900,208
#    BG T&A Co............................................  46,993    121,549
     BGF Co., Ltd......................................... 128,877    921,024
# *  BH Co., Ltd.......................................... 198,671  3,077,528
# *  Binex Co., Ltd....................................... 193,063  2,008,473
     Binggrae Co., Ltd....................................  54,158  3,338,551
# *  Biolog Device Co., Ltd............................... 126,061    231,850
# *  BioSmart Co., Ltd.................................... 141,602    547,494
# *  Biotoxtech Co., Ltd..................................  90,712    729,077
# *  Biovill Co., Ltd..................................... 187,949    276,184
# *  BIT Computer Co., Ltd................................ 120,643    560,021
#    Bixolon Co., Ltd.....................................  91,886    488,840
#    Bluecom Co., Ltd.....................................  96,226    378,339
#    Boditech Med, Inc.................................... 120,959  1,216,856
# *  Bohae Brewery Co., Ltd............................... 576,129  1,031,700
#    BoKwang Industry Co., Ltd............................  94,422    536,887
#    Bolak Co., Ltd....................................... 322,608    666,762
     Bookook Securities Co., Ltd..........................  14,493    272,795
# *  Boryung Medience Co., Ltd............................  53,361    477,303
#    Boryung Pharmaceutical Co., Ltd...................... 257,722  2,305,461
# *  Bosung Power Technology Co., Ltd..................... 453,255  1,151,570
# *  Brain Contents Co., Ltd.............................. 844,733    661,356
# *  Bubang Co., Ltd...................................... 213,403    451,113
     Bukwang Pharmaceutical Co., Ltd...................... 169,349  3,554,948
#    Busan City Gas Co., Ltd..............................   2,998    106,176
#    BYC Co., Ltd.........................................   1,007    219,248
# *  BYON Co., Ltd........................................ 393,721    684,325
#    Byucksan Corp........................................ 357,349    859,796
# *  CammSys Corp......................................... 328,112    560,068
     Capro Corp........................................... 300,601  1,381,291
#    Caregen Co., Ltd.....................................  24,917  1,571,695
     Castec Korea Co., Ltd................................   7,540     25,746
#    Cell Biotech Co., Ltd................................  49,353  1,259,597
*    Chabiotech Co., Ltd.................................. 290,944  5,621,247
#    Changhae Ethanol Co., Ltd............................  49,940    589,424
# *  Charm Engineering Co., Ltd........................... 299,956    439,948
# *  Chemtronics Co., Ltd.................................  71,610    397,496
# *  Chemtros Co., Ltd.................................... 103,775    263,335
#    Cheryong Electric Co., Ltd...........................  96,558    925,703
#    Cheryong Industrial Co. Ltd/new......................  59,347    527,338
# *  ChinHung International, Inc.......................... 234,602    467,650
     Chinyang Holdings Corp............................... 167,246    408,521
# *  Choa Pharmaceutical Co............................... 207,782    907,907
# *  Chokwang Leather Co., Ltd............................     607     20,132
#    Chokwang Paint, Ltd..................................  44,694    302,719
     Chong Kun Dang Pharmaceutical Corp...................  59,297  5,671,768
#    Chongkundang Holdings Corp...........................  27,397  1,577,036
#    Choong Ang Vaccine Laboratory........................  61,612  1,029,099

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES   VALUE>>
                                                           ------- ----------
SOUTH KOREA -- (Continued)
# *  Chorokbaem Media Co., Ltd............................ 344,008 $  547,664
     Chosun Refractories Co., Ltd.........................   6,715    496,666
#    Chungdahm Learning, Inc..............................  44,088    844,486
     CJ CGV Co., Ltd...................................... 113,265  4,355,839
#    CJ Freshway Corp.....................................  48,097  1,264,073
     CJ Hello Co., Ltd.................................... 217,479  2,011,649
# *  CJ Seafood Corp...................................... 186,914    403,386
#    CKD Bio Corp.........................................  31,884    628,778
#    Clean & Science Co., Ltd.............................  38,377    492,127
#    CLIO Cosmetics Co., Ltd..............................  28,488    346,945
# *  CMG Pharmaceutical Co., Ltd.......................... 543,337  2,325,082
# *  Codes Combine Co., Ltd...............................  76,049    212,703
# *  CODI-M Co., Ltd...................................... 997,941    714,382
#    Commax Co., Ltd......................................  70,962    271,228
#    Coreana Cosmetics Co., Ltd........................... 215,426    905,157
#    Cosmax BTI, Inc......................................  38,714    719,659
#    Cosmax, Inc..........................................  65,540  7,445,766
#    Cosmecca Korea Co., Ltd..............................  36,289    909,106
# *  CosmoAM&T Co., Ltd................................... 104,108  1,458,505
# *  Cosmochemical Co., Ltd...............................  87,632  1,257,718
# *  COSON Co., Ltd....................................... 118,374  1,093,227
     COWELL FASHION Co., Ltd.............................. 234,384    980,054
# *  Creative & Innovative System......................... 281,148    647,870
#    Crown Confectionery Co., Ltd.........................  39,940    382,997
#    CROWNHAITAI Holdings Co., Ltd........................  61,249    656,238
# *  CrucialTec Co., Ltd.................................. 543,909    519,648
#    CS Wind Corp.........................................  46,867  1,166,613
*    CTC BIO, Inc......................................... 111,192    904,263
# *  CTGen Co., Ltd....................................... 190,033    595,418
#    Cuckoo Holdings Co., Ltd.............................   8,388    943,893
# *  Cuckoo Homesys Co., Ltd..............................   5,322    847,341
*    Curexo, Inc..........................................   4,005     27,047
# *  Curo Co., Ltd........................................ 759,802    361,636
# *  CUROCOM Co., Ltd..................................... 323,268    411,787
# *  Curoholdings Co., Ltd................................ 423,171    248,461
#    Cymechs, Inc.........................................  44,360    328,573
#    D.I Corp............................................. 217,218    813,682
#    DA Technology Co., Ltd............................... 302,573  1,027,274
#    Dae Dong Industrial Co., Ltd......................... 103,371    602,068
     Dae Han Flour Mills Co., Ltd.........................   7,679  1,269,605
     Dae Hwa Pharmaceutical Co., Ltd......................  89,454  1,699,728
#    Dae Hyun Co., Ltd.................................... 229,329    513,046
# *  Dae Won Chemical Co., Ltd............................ 273,923    451,966
#    Dae Won Kang Up Co., Ltd............................. 161,566    640,429
# *  Dae Young Packaging Co., Ltd......................... 599,323    767,211
#    Daea TI Co., Ltd..................................... 552,451  4,229,714
#    Daebongls Co., Ltd...................................  61,042    393,418
#    Daechang Co., Ltd.................................... 314,932    274,761
     Daechang Forging Co., Ltd............................   8,880    355,041
     Daeduck Electronics Co............................... 536,529  4,957,109
     Daegu Department Store...............................  31,479    340,710
# *  Daehan New Pharm Co., Ltd............................  82,189    822,641
#    Daehan Steel Co., Ltd................................ 119,261    675,921
#    Dae-Il Corp.......................................... 101,568    671,731
# *  Daejoo Electronic Materials Co., Ltd.................  81,087  1,441,523
     Daekyo Co., Ltd...................................... 239,025  1,414,698
#    Daelim B&Co Co., Ltd.................................  95,813    430,354
     Daelim C&S Co., Ltd..................................   6,122     66,972
# *  DAEMYUNG Corp. Co., Ltd.............................. 482,689  1,194,953

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES   VALUE>>
                                                           ------- ----------
SOUTH KOREA -- (Continued)
#    Daeryuk Can Co., Ltd................................. 104,537 $  513,270
     Daesang Corp......................................... 220,528  5,005,606
#    Daesang Holdings Co., Ltd............................ 140,590  1,029,092
#    Daesung Energy Co., Ltd..............................  65,638    313,048
#    Daesung Holdings Co., Ltd............................  26,734    156,026
# *  Daesung Industrial Co., Ltd..........................  80,183    362,482
# *  Daesung Private Equity, Inc..........................  59,602     94,892
# *  Daewon Cable Co., Ltd................................ 428,874    743,649
#    Daewon Media Co., Ltd................................  71,993    597,775
#    Daewon Pharmaceutical Co., Ltd....................... 117,733  1,817,059
#    Daewon San Up Co., Ltd............................... 104,480    545,982
# *  Daewoo Electronic Components Co., Ltd................ 278,267    689,306
     Daewoong Co., Ltd.................................... 196,727  3,251,810
*    Dahaam E-Tec Co., Ltd................................   2,100     54,734
     Daihan Pharmaceutical Co., Ltd.......................  37,901  1,283,776
     Daishin Securities Co., Ltd.......................... 297,668  3,114,090
# *  Danal Co., Ltd....................................... 414,149  1,369,390
#    Danawa Co., Ltd......................................  59,033    944,250
#    Daou Data Corp....................................... 158,191  1,426,737
#    Daou Technology, Inc................................. 271,350  5,178,212
# *  Dasan Networks, Inc.................................. 138,800    805,760
#    Dawonsys Co., Ltd.................................... 167,481  2,375,709
# *  DAYLI BlockChian Co., Ltd............................  47,181     63,237
#    Dayou Automotive Seat Technology Co., Ltd............ 461,278    500,784
# *  Dayou Plus Co., Ltd.................................. 443,110    359,141
     DB Financial Investment Co., Ltd..................... 272,775  1,207,559
     DB HiTek Co., Ltd.................................... 293,840  3,425,549
# *  DB, Inc.............................................. 904,150    779,383
#    DCM Corp.............................................  42,882    419,728
*    Deco&E Co., Ltd...................................... 465,488    156,638
     Dentium Co., Ltd.....................................   4,243    279,681
# *  Deutsch Motors, Inc.................................. 186,431    902,699
#    Development Advance Solution Co., Ltd................  37,959    335,174
#    DHP Korea Co., Ltd...................................  94,291    859,913
     Digital Chosun Co., Ltd.............................. 208,832    388,912
#    Digital Daesung Co., Ltd.............................   8,429     56,511
# *  Digital Optics Co., Ltd..............................  63,634     41,057
#    Digital Power Communications Co., Ltd................ 270,969  1,565,637
*    DIO Corp............................................. 103,040  2,441,227
#    Display Tech Co., Ltd................................  52,616    178,044
#    DMS Co., Ltd......................................... 164,147    757,122
#    DNF Co., Ltd.........................................  71,182    520,038
#    Dohwa Engineering Co., Ltd...........................   1,932     23,544
#    Dong A Eltek Co., Ltd................................  73,971    616,266
# *  Dong Ah Tire & Rubber Co., Ltd.......................  44,790    487,419
     Dong-A Socio Holdings Co., Ltd.......................  20,129  1,904,184
     Dong-A ST Co., Ltd...................................  50,055  4,552,085
#    Dong-Ah Geological Engineering Co., Ltd..............  76,065  1,484,674
#    Dongbang Transport Logistics Co., Ltd................  25,627     40,302
#    Dongbu Corp..........................................  68,458    535,169
*    Dongbu Steel Co., Ltd................................  72,298    609,051
     Dong-Il Corp.........................................   6,992    398,945
     Dongil Industries Co., Ltd...........................  11,521    608,021
     Dongjin Semichem Co., Ltd............................ 274,360  2,156,693
*    Dongkook Industrial Co., Ltd......................... 147,284    132,680
     DongKook Pharmaceutical Co., Ltd.....................  40,147  2,034,333
#    Dongkuk Industries Co., Ltd.......................... 312,436    775,336
     Dongkuk Steel Mill Co., Ltd.......................... 519,614  3,890,026
#    Dongkuk Structures & Construction Co., Ltd........... 277,208    783,637

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE>>
                                                           --------- ----------
SOUTH KOREA -- (Continued)
# *  Dongnam Marine Crane Co., Ltd........................   240,030 $  127,414
#    Dongsung Chemical Co., Ltd...........................    16,310    219,039
#    DONGSUNG Corp........................................   228,930  1,073,364
# *  Dongsung Finetec Co., Ltd............................   148,186  1,118,974
#    Dongwha Enterprise Co., Ltd..........................    42,331    730,347
     Dongwha Pharm Co., Ltd...............................   200,939  1,786,887
     Dongwon Development Co., Ltd.........................   511,595  1,958,553
     Dongwon F&B Co., Ltd.................................    11,675  2,836,447
     Dongwon Industries Co., Ltd..........................    12,554  2,664,260
#    Dongwon Systems Corp.................................    30,549    816,739
#    Dongwoo Farm To Table Co., Ltd.......................    75,970    275,916
#    Dongwoon Anatech Co., Ltd............................    29,658    147,502
#    Dongyang E&P, Inc....................................    39,994    345,701
# *  Dongyang Steel Pipe Co., Ltd......................... 1,013,637  1,525,201
*    Doosan Heavy Industries & Construction Co., Ltd......    98,261  1,007,421
     DoubleUGames Co., Ltd................................    69,759  3,516,928
     Douzone Bizon Co., Ltd...............................    98,715  3,667,888
     DRB Holding Co., Ltd.................................    66,135    395,293
# *  Dream Security Co., Ltd..............................   136,849    480,607
# *  DRTECH Corp..........................................   152,670    228,612
     DSK Co., Ltd.........................................    98,543    668,128
#    DSR Wire Corp........................................    63,527    269,611
# *  DST ROBOT Co., Ltd...................................   547,191    583,435
# *  DT&C Co., Ltd........................................     3,240     30,669
#    DTR Automotive Corp..................................    32,595    905,619
# *  Duk San Neolux Co., Ltd..............................    93,445  1,443,982
# *  Duksan Hi-Metal Co., Ltd.............................    66,695    310,543
#    Duksung Co., Ltd.....................................    75,560    238,519
     DY Corp..............................................   146,891    832,490
#    DY POWER Corp........................................    60,459    893,685
     e Tec E&C, Ltd.......................................    13,399  1,114,800
#    E1 Corp..............................................    30,079  1,643,288
     Eagon Holdings Co., Ltd..............................   298,627    867,442
     Eagon Industrial, Ltd................................     5,471     62,427
     Easy Bio, Inc........................................   402,526  2,195,200
# *  EcoBio Holdings Co., Ltd.............................    60,798    442,304
# *  Ecopro Co., Ltd......................................   158,695  4,670,228
#    e-Credible Co., Ltd..................................    25,694    371,231
     Eehwa Construction Co., Ltd..........................   100,999    780,610
#    EG Corp..............................................    38,302    495,379
# *  Ehwa Technologies Information Co., Ltd............... 3,915,868  1,018,940
#    Elcomtec Co., Ltd....................................   261,529    436,083
# *  Elentec Co., Ltd.....................................   112,258    401,400
#    e-LITECOM Co., Ltd...................................    36,695    220,746
# *  ELK Corp.............................................   192,381    144,278
# *  EMKOREA Co., Ltd.....................................   236,062  1,962,035
#    EM-Tech Co., Ltd.....................................   106,420  1,546,696
# *  EMW Co., Ltd.........................................   204,411    383,047
# *  Enerzent Co., Ltd....................................   224,980    463,691
#    Enex Co., Ltd........................................   312,464    406,108
#    ENF Technology Co., Ltd..............................    82,906  1,022,162
     Eo Technics Co., Ltd.................................    69,018  3,168,853
# *  Esmo Corp............................................   116,007    733,880
#    Estechpharma Co., Ltd................................    83,841    660,013
# *  ESTsoft Corp.........................................    31,344    203,696
# *  ESV, Inc.............................................    46,918     36,552
# *  E-TRON Co., Ltd...................................... 1,491,477    254,392
#    Eugene Corp..........................................   453,657  3,063,167
*    Eugene Investment & Securities Co., Ltd..............   588,034  1,478,766

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES   VALUE>>
                                                           ------- ----------
SOUTH KOREA -- (Continued)
#    Eugene Technology Co., Ltd........................... 128,700 $1,378,721
*    Eusu Holdings Co., Ltd............................... 119,655    967,801
#    EVERDIGM Corp........................................  87,678    572,515
*    E-World..............................................  67,861    156,101
# *  EXA E&C, Inc.........................................  69,546     81,934
*    Exax, Inc............................................  11,948     18,173
# *  Exem Co., Ltd........................................ 152,435    386,053
#    Ezwelfare Co., Ltd...................................  43,872    313,328
     F&F Co., Ltd.........................................  61,898  2,369,058
#    Farmsco.............................................. 155,877  1,173,636
# *  FarmStory Co., Ltd................................... 524,996    548,780
# *  Feelingk Co., Ltd.................................... 315,573    574,933
#    Feelux Co., Ltd...................................... 283,759  3,038,012
     Fila Korea, Ltd...................................... 105,375  4,528,443
#    Fine DNC Co., Ltd.................................... 103,000    215,703
     Fine Semitech Corp...................................  16,149     79,585
# *  Fine Technix Co., Ltd................................ 216,885    387,344
# *  Firstec Co., Ltd..................................... 209,199    591,167
# *  FN Republic Co., Ltd................................. 266,962    458,583
*    FNC Entertainment Co., Ltd...........................   3,147     25,360
# *  Foosung Co., Ltd..................................... 431,979  3,223,149
# *  Fourth-Link, Inc.....................................  52,309    116,689
     Fursys, Inc..........................................  15,442    423,002
#    Gabia, Inc...........................................  61,787    365,496
#    Galaxia Communications Co., Ltd...................... 102,339    282,053
*    Gamevil, Inc.........................................  45,326  2,270,093
#    Gaon Cable Co., Ltd..................................  23,823    396,014
# *  Genic Co., Ltd.......................................  42,514    281,718
# *  Genie Music Corp..................................... 271,934  1,259,243
#    Geumhwa PSC Co., Ltd.................................   6,153    170,103
# *  Gigalane Co., Ltd.................................... 254,690    460,845
#    GMB Korea Corp.......................................  79,071    634,736
#    GnCenergy Co., Ltd...................................  26,859    122,111
# *  GNCO Co., Ltd........................................ 682,448  1,087,698
     GOLFZON Co., Ltd.....................................  26,580    898,926
#    Golfzon Newdin Holdings Co., Ltd..................... 210,823    710,334
# *  Good People Co., Ltd................................. 190,533  1,114,785
     Grand Korea Leisure Co., Ltd.........................  23,405    542,394
     Green Cross Cell Corp................................  51,175  2,323,917
     Green Cross Holdings Corp............................  22,910    493,348
     GS Global Corp....................................... 401,208    972,868
     GS Home Shopping, Inc................................  28,185  4,811,708
# *  G-SMATT GLOBAL Co., Ltd.............................. 535,408    934,464
     Gwangju Shinsegae Co., Ltd...........................   3,808    681,814
# *  GY Commerce Co., Ltd................................. 149,142    226,196
     Hae In Corp..........................................  49,750    345,174
     HAESUNG DS Co., Ltd..................................  80,685    977,978
#    Haesung Industrial Co., Ltd..........................  24,140    248,865
#    Haimarrow Food Service Co., Ltd...................... 166,776    341,689
#    Haitai Confectionery & Foods Co., Ltd................  64,176    638,157
#    Halla Corp........................................... 161,986    751,945
#    Halla Holdings Corp..................................  85,442  3,361,105
# *  Han Chang Corp.......................................  60,815    111,753
#    Han Kuk Carbon Co., Ltd.............................. 261,268  1,812,077
*    Hana Micron, Inc..................................... 153,881    587,714
#    Hana Tour Service, Inc...............................  79,962  5,104,317
#    Hancom MDS, Inc......................................  52,411    740,545
     Hancom, Inc.......................................... 147,765  1,800,038
#    Handok, Inc..........................................  56,096  1,348,686

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE>>
                                                           --------- ----------
SOUTH KOREA -- (Continued)
     Handsome Co., Ltd....................................   143,494 $4,768,473
#    Hanil Cement Co., Ltd................................    15,772  2,021,751
#    Hanil Holdings Co., Ltd..............................    12,939    677,237
# *  Hanil Hyundai Cement Co., Ltd........................    22,245  1,050,802
# *  Hanil Vacuum Co., Ltd................................   342,141    458,971
# *  Hanjin Heavy Industries & Construction Co., Ltd......   678,185    761,800
# *  Hanjin Heavy Industries & Construction Holdings Co.,
       Ltd................................................    83,704    221,787
     Hanjin Kal Corp......................................   103,090  2,571,454
#    Hanjin Transportation Co., Ltd.......................    79,636  2,884,829
# *  Hankook Cosmetics Co., Ltd...........................    77,549    864,891
#    Hankook Cosmetics Manufacturing Co., Ltd.............    15,453    521,742
     Hankook Shell Oil Co., Ltd...........................     5,413  1,609,679
*    Hankook Technology, Inc..............................    79,500     77,307
     Hankuk Paper Manufacturing Co., Ltd..................    24,759    425,110
#    Hankuk Steel Wire Co., Ltd...........................    58,735    161,887
#    Hanla IMS Co., Ltd...................................    41,360    280,840
#    Hanmi Semiconductor Co., Ltd.........................   230,587  1,659,916
#    HanmiGlobal Co., Ltd.................................    65,410    707,025
#    Hans Biomed Corp.....................................    62,852  1,440,852
     Hansae Co., Ltd......................................   183,802  3,385,116
#    Hansae MK Co., Ltd...................................    42,409    313,945
     Hansae Yes24 Holdings Co., Ltd.......................    98,521    725,386
#    Hanshin Construction.................................    62,759  1,003,120
#    Hanshin Machinery Co.................................   226,979    502,922
     Hansol Chemical Co., Ltd.............................    76,789  5,867,372
     Hansol Holdings Co., Ltd.............................   375,272  1,691,334
#    Hansol HomeDeco Co., Ltd.............................   664,337    958,063
     Hansol Paper Co., Ltd................................   150,155  2,322,500
*    Hansol Technics Co., Ltd.............................   161,112  1,088,891
# *  Hanwha Galleria Timeworld Co., Ltd...................    14,252    383,933
     Hanwha General Insurance Co., Ltd....................   449,135  2,193,895
*    Hanwha Investment & Securities Co., Ltd.............. 1,037,750  2,265,352
#    Hanyang Eng Co., Ltd.................................    82,288  1,002,847
     Hanyang Securities Co., Ltd..........................    41,592    265,561
# *  Harim Co., Ltd.......................................   397,741  1,115,638
     Harim Holdings Co., Ltd..............................    36,604    414,037
#    HB Technology Co., Ltd...............................   465,974  1,568,497
     HDC Holdings Co., Ltd................................    77,648  1,307,122
     HDC Hyundai Engineering Plastics Co., Ltd............   155,480    676,975
#    HDC I-Controls Co., Ltd..............................    43,044    392,437
# *  HDPRO Co., Ltd.......................................    54,737    227,773
# *  Heung-A Shipping Co., Ltd............................ 1,444,950    566,761
# *  Heungkuk Fire & Marine Insurance Co., Ltd............   307,381  1,358,368
#    High Tech Pharm Co., Ltd.............................    28,011    396,789
*    Hisem Co., Ltd.......................................     2,450     10,568
     Hite Jinro Co., Ltd..................................   129,410  1,969,618
     Hitejinro Holdings Co., Ltd..........................    68,617    479,694
#    HizeAero Co., Ltd....................................     9,927     49,669
# *  HLB POWER Co., Ltd...................................   266,189    218,279
# *  Home Center Holdings Co., Ltd........................   534,946    890,097
# *  Homecast Co., Ltd....................................   247,449  1,095,653
#    HS Industries Co., Ltd...............................   354,175  2,012,438
#    HS R&A Co., Ltd......................................   262,709    493,133
*    HSD Engine Co., Ltd..................................   177,715    890,041
# *  Huayi Brothers Korea Co., Ltd........................    77,945    214,390
     Huchems Fine Chemical Corp...........................   206,042  4,269,795
# *  Humax Co., Ltd.......................................   139,852    848,951
#    Humedix Co., Ltd.....................................    51,302  1,209,776
*    Huneed Technologies..................................    87,618    659,315

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE>>
                                                           --------- ----------
SOUTH KOREA -- (Continued)
     Huons Co., Ltd.......................................    50,672 $3,099,654
     Huons Global Co., Ltd................................    48,887  1,828,116
#    Husteel Co., Ltd.....................................    20,207    236,071
#    Huvis Corp...........................................   124,216    862,203
#    Huvitz Co., Ltd......................................    89,652    697,236
     Hwa Shin Co., Ltd....................................   153,608    378,384
     Hwacheon Machine Tool Co., Ltd.......................     6,481    246,264
#    Hwail Pharm Co., Ltd.................................    76,780    467,025
# *  Hwajin Co., Ltd......................................   195,001    402,217
#    Hwangkum Steel & Technology Co., Ltd.................    78,961    808,302
     HwaSung Industrial Co., Ltd..........................    80,662  1,115,714
     Hy-Lok Corp..........................................    78,186  1,370,817
# *  Hyosung ONB Co., Ltd.................................    15,415    179,654
#    HyosungITX Co., Ltd..................................    27,938    274,387
# *  Hyundai Bioscience Co Ltd............................   290,847  1,522,125
#    Hyundai BNG Steel Co., Ltd...........................    89,537    898,590
#    Hyundai Construction Equipment Co., Ltd..............    66,848  3,328,611
#    Hyundai Corp Holdings, Inc...........................    52,880    857,150
     Hyundai Corp.........................................    68,663  1,963,088
     Hyundai Greenfood Co., Ltd...........................   291,943  3,612,679
     Hyundai Home Shopping Network Corp...................    42,132  3,902,778
     Hyundai Hy Communications & Networks Co., Ltd........   332,548  1,233,342
# *  Hyundai Information Technology Co., Ltd..............    49,162     83,803
#    Hyundai Livart Furniture Co., Ltd....................   114,716  2,034,300
# *  Hyundai Merchant Marine Co., Ltd..................... 1,080,131  3,893,997
#    Hyundai Motor Securities Co., Ltd....................   153,422  1,389,825
#    Hyundai Pharmaceutical Co., Ltd......................   201,448    934,288
#    Hyundai Telecommunication Co., Ltd...................    26,501    263,232
#    Hyundai Wia Corp.....................................   112,736  4,435,627
#    HyVision System, Inc.................................    99,434    850,203
# *  I&C Technology Co., Ltd..............................    56,987    191,595
#    i3system, Inc........................................    41,083    644,454
# *  iA, Inc..............................................   217,993    682,665
#    ICD Co., Ltd.........................................   112,631    932,337
# *  ICK Co., Ltd.........................................    72,662     78,116
# *  i-Components Co., Ltd................................    35,217    245,761
     IDIS Holdings Co., Ltd...............................     1,320     15,936
#    IHQ, Inc.............................................   535,723    914,412
#    Il Dong Pharmaceutical Co., Ltd......................    59,284  1,066,539
#    IlDong Holdings Co., Ltd.............................    34,859    389,840
#    Iljin Diamond Co., Ltd...............................    41,385  1,503,968
#    Iljin Display Co., Ltd...............................   147,030    510,530
#    Iljin Electric Co., Ltd..............................   143,914    446,586
# *  Iljin Holdings Co., Ltd..............................   198,059    653,280
#    Ilshin Spinning Co., Ltd.............................    11,832  1,028,336
# *  Ilshin Stone Co., Ltd................................   402,711  1,030,693
# *  ilShinbiobase Co., Ltd...............................   281,686    497,912
#    Ilsung Pharmaceuticals Co., Ltd......................     4,076    351,249
*    Ilyang Pharmaceutical Co., Ltd.......................    81,238  2,141,176
# *  IM Co., Ltd..........................................   267,965    338,594
     iMarketKorea, Inc....................................   167,002  1,204,156
*    In the F Co., Ltd....................................    57,684    201,546
     InBody Co., Ltd......................................    92,069  1,931,068
# *  INCON Co., Ltd.......................................   204,515    233,851
# *  Incross Co., Ltd.....................................    26,724    410,325
# *  Infinitt Healthcare Co., Ltd.........................   127,161    735,737
     InfoBank Corp........................................     4,325     32,060
# *  Infraware, Inc.......................................   177,642    239,163
# *  INITECH Co., Ltd.....................................    67,933    379,704

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE>>
                                                           --------- ----------
SOUTH KOREA -- (Continued)
# *  InkTec Co., Ltd......................................    10,746 $   29,813
     Innocean Worldwide, Inc..............................    58,969  3,733,610
# *  InnoWireless, Inc....................................    39,934    830,140
*    Innox Advanced Materials Co., Ltd....................    47,394  2,064,121
# *  Inscobee, Inc........................................   319,904  1,632,123
# *  Insun ENT Co., Ltd...................................   266,481  1,626,055
# *  Insung Information Co., Ltd..........................    84,518    253,655
#    Intelligent Digital Integrated Security Co., Ltd.....    44,742  1,044,089
*    Interflex Co., Ltd...................................    80,840    834,170
     Intergis Co., Ltd....................................    11,220     25,953
#    Interojo Co., Ltd....................................    66,673  1,362,956
#    Interpark Corp.......................................   103,871    504,415
#    Interpark Holdings Corp..............................   369,455    831,932
     INTOPS Co., Ltd......................................   116,641  1,555,880
#    INVENIA Co., Ltd.....................................   107,804    309,373
#    Inzi Controls Co., Ltd...............................    69,983    550,465
     INZI Display Co., Ltd................................    32,254     54,189
# *  Iones Co., Ltd.......................................    75,333    622,292
*    Iriver, Ltd..........................................    10,026     62,192
     IS Dongseo Co., Ltd..................................   111,985  3,051,690
#    ISC Co., Ltd.........................................    75,550    617,741
#    i-SENS, Inc..........................................    95,050  2,140,451
#    ISU Chemical Co., Ltd................................    92,426    849,343
#    IsuPetasys Co., Ltd..................................   234,729  1,258,938
     It's Hanbul Co., Ltd.................................    50,721  1,231,116
#    J.ESTINA Co., Ltd....................................    98,913    795,985
#    Jahwa Electronics Co., Ltd...........................    92,216  1,109,475
#    JASTECH, Ltd.........................................    66,749    542,545
# *  Jayjun Cosmetic Co., Ltd.............................   181,470  1,799,454
     JB Financial Group Co., Ltd.......................... 1,588,145  8,885,956
#    JC Hyun System, Inc..................................    96,331    450,011
*    Jcontentree Corp.....................................   369,237  1,646,815
#    Jeil Pharma Holdings, Inc............................    16,398    386,617
     Jeil Pharmaceutical Co., Ltd.........................     5,220    212,147
     Jeju Air Co., Ltd....................................    58,366  1,722,430
# *  Jeju Semiconductor Corp..............................   154,448    535,458
# *  Jeongsan Aikang Co., Ltd.............................   237,589    494,419
#    Jinro Distillers Co., Ltd............................    15,561    407,469
#    Jinsung T.E.C........................................   101,741    802,384
#    JLS Co., Ltd.........................................    62,953    395,224
#    JNK Heaters Co., Ltd.................................    52,520    384,558
# *  JoyCity Corp.........................................    14,217    151,766
#    JS Corp..............................................    37,413    416,490
     Jusung Engineering Co., Ltd..........................   325,414  1,924,114
#    JVM Co., Ltd.........................................    29,789    935,652
#    JW Holdings Corp.....................................   287,332  1,855,703
#    JW Life Science Corp.................................    50,528  1,024,277
     JW Pharmaceutical Corp...............................    88,627  3,234,233
# *  JYP Entertainment Corp...............................   211,588  5,482,428
# *  Kanglim Co., Ltd.....................................   240,269    781,604
#    Kangnam Jevisco Co., Ltd.............................    29,806    704,944
#    KAON Media Co., Ltd..................................   111,714    839,868
*    KB Metal Co., Ltd....................................     4,711      9,856
     KC Co., Ltd..........................................    73,125    908,496
#    KC Cottrell Co., Ltd.................................    15,012     73,024
#    KC Green Holdings Co., Ltd...........................   118,684    446,953
     KC Tech Co., Ltd.....................................    74,585    819,329
#    KCC Engineering & Construction Co., Ltd..............    62,491    487,898
     KCI, Ltd.............................................    12,732    108,505

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE>>
                                                           --------- ----------
SOUTH KOREA -- (Continued)
*    KD Construction Co., Ltd............................. 2,642,950 $  257,035
#    KEC Corp.............................................   714,549    735,534
#    KEPCO Engineering & Construction Co., Inc............   111,799  2,634,881
#    Keyang Electric Machinery Co., Ltd...................   205,292    692,460
# *  KEYEAST Co., Ltd.....................................   466,462  1,147,694
#    KG Chemical Corp.....................................    70,812  1,073,202
#    KG Eco Technology Service Co., Ltd...................   293,529    871,142
#    Kginicis Co., Ltd....................................   136,223  1,808,187
#    KGMobilians Co., Ltd.................................   134,426    957,924
# *  KH Vatec Co., Ltd....................................   120,737  1,022,689
     KINX, Inc............................................     1,497     28,178
     KISCO Corp...........................................   194,863  1,004,844
#    KISCO Holdings Co., Ltd..............................    54,792    682,957
#    Kishin Corp..........................................    49,420    167,547
     KISWIRE, Ltd.........................................    57,254  1,314,803
# *  Kiwi Media Group Co., Ltd............................ 1,683,238    573,598
# *  KleanNara Co., Ltd...................................   141,308    443,569
#    KL-Net Corp..........................................   122,853    334,824
     KM Corp..............................................     6,344     42,658
     KMH Co., Ltd.........................................   123,798    896,056
# *  KMH Hitech Co., Ltd..................................   121,868    109,870
*    KMW Co., Ltd.........................................     3,984     84,932
#    Kocom Co., Ltd.......................................    59,560    369,236
#    Kodaco Co., Ltd......................................   278,877    632,576
#    Koentec Co., Ltd.....................................   111,211    737,803
#    Koh Young Technology, Inc............................    87,881  6,495,236
#    Kolmar BNH Co., Ltd..................................    85,032  1,773,264
#    Kolon Corp...........................................    56,810  1,707,465
*    Kolon Fashion Material, Inc..........................    98,755    326,336
#    Kolon Global Corp....................................    44,535    332,782
*    Kolon Life Science, Inc..............................    59,056  3,792,575
#    Kolon Plastic, Inc...................................   120,233    692,059
#    Komelon Corp.........................................    37,331    267,358
#    KoMiCo, Ltd..........................................    28,778    641,979
# *  KONA I Co., Ltd......................................   104,008  1,123,055
#    Kook Soon Dang Brewery Co., Ltd......................   102,707    398,453
#    Kopla Co., Ltd.......................................   112,709    337,740
#    Korea Alcohol Industrial Co., Ltd....................   115,298    787,336
#    Korea Asset In Trust Co., Ltd........................   305,009  1,219,068
#    Korea Autoglass Corp.................................    70,686    852,241
#    Korea Cast Iron Pipe Industries Co., Ltd.............    73,524    658,402
# *  Korea Circuit Co., Ltd...............................    93,570    511,793
     Korea District Heating Corp..........................    26,322  1,365,961
     Korea Electric Terminal Co., Ltd.....................    47,162  1,787,566
#    Korea Electronic Certification Authority, Inc........   139,013    564,454
#    Korea Electronic Power Industrial Development Co.,
       Ltd................................................    71,059    235,485
     Korea Export Packaging Industrial Co., Ltd...........     5,621     98,714
# *  Korea Flange Co., Ltd................................    97,231    156,191
#    Korea Fuel-Tech Corp.................................    46,115    122,814
#    Korea Industrial Co., Ltd............................    88,039    190,482
# *  Korea Information & Communications Co., Ltd..........   117,495    966,809
#    Korea Information Certificate Authority, Inc.........   150,707    570,368
#    Korea Kolmar Holdings Co., Ltd.......................    70,711  1,973,990
*    Korea Line Corp......................................   124,843  2,707,143
# *  Korea Materials & Analysis Corp......................    41,315    459,965
     Korea Petrochemical Ind Co., Ltd.....................    18,383  2,810,448
     Korea Real Estate Investment & Trust Co., Ltd........ 1,049,699  2,497,562
#    Korea United Pharm, Inc..............................    88,713  1,872,460
     Korean Reinsurance Co................................   517,671  4,183,219

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES   VALUE>>
                                                           ------- ----------
SOUTH KOREA -- (Continued)
     Kortek Corp..........................................  89,452 $1,173,216
*    Kossen Co., Ltd......................................  11,180     22,616
# *  KPM Tech Co., Ltd.................................... 113,288    116,291
#    KPX Chemical Co., Ltd................................  17,179    818,753
#    KSIGN Co., Ltd....................................... 353,784    407,843
#    KSS LINE, Ltd........................................ 114,094    679,639
*    KT Hitel Co., Ltd.................................... 110,032    559,900
     KT Skylife Co., Ltd.................................. 191,759  1,950,882
#    KT Submarine Co., Ltd................................ 129,898    411,350
# *  KTB Investment & Securities Co., Ltd................. 426,943  1,267,584
#    KTCS Corp............................................ 270,563    637,789
     Ktis Corp............................................ 212,059    532,094
#    Kuk Young G&M........................................ 186,943    275,602
#    Kukbo Design Co., Ltd................................  30,951    401,964
     Kukdo Chemical Co., Ltd..............................  31,614  1,422,612
#    Kukdong Oil & Chemicals Co., Ltd.....................  89,179    278,908
# *  Kuk-il Paper Manufacturing Co., Ltd.................. 729,098    714,606
# *  Kum Yang Co., Ltd....................................  95,714    198,536
     Kumho Industrial Co., Ltd............................ 185,437  2,182,640
*    Kumho Tire Co., Inc.................................. 628,346  2,875,684
#    Kumkang Kind Co., Ltd................................  21,211    433,329
#    Kwang Dong Pharmaceutical Co., Ltd................... 317,899  2,099,516
# *  Kwang Myung Electric Co., Ltd........................ 345,066    945,201
# *  Kyeryong Construction Industrial Co., Ltd............  27,412    635,651
     Kyobo Securities Co., Ltd............................ 183,392  1,626,474
     Kyongbo Pharmaceutical Co., Ltd......................  95,168    902,322
#    Kyung Dong Navien Co., Ltd...........................  51,000  1,960,723
# *  Kyung Nam Pharm Co., Ltd.............................  62,169    180,196
     Kyung Nong Corp......................................  35,483    685,636
#    Kyungbang Co., Ltd...................................  87,364    862,551
     Kyungchang Industrial Co., Ltd.......................  15,666     22,865
     KyungDong City Gas Co., Ltd..........................  23,254    819,095
#    KyungDong Invest Co., Ltd............................   8,652    343,139
     Kyungdong Pharm Co., Ltd............................. 126,892  1,220,700
#    Kyung-In Synthetic Corp.............................. 254,644  1,425,494
#    L&F Co., Ltd......................................... 108,005  3,334,875
# *  L&K Biomed Co., Ltd..................................  26,992    189,925
# *  LabGenomics Co., Ltd.................................  49,913    318,061
# *  LB Semicon, Inc...................................... 280,854  1,068,653
#    LEADCORP, Inc. (The)................................. 147,896    752,686
# *  Leaders Cosmetics Co., Ltd........................... 101,387  1,049,885
     Lee Ku Industrial Co., Ltd........................... 223,689    423,499
     LEENO Industrial, Inc................................  79,506  3,581,178
# *  Leenos Corp.......................................... 229,859    445,085
     LF Corp.............................................. 173,767  3,865,908
#    LG Hausys, Ltd.......................................  61,572  3,877,204
     LG International Corp................................ 291,406  4,535,219
#    LIG Nex1 Co., Ltd.................................... 101,169  3,099,024
#    Lion Chemtech Co., Ltd...............................  72,991    631,314
*    LIS Co., Ltd.........................................  13,610    171,233
# *  Liveplex Co., Ltd.................................... 686,550    585,883
#    LMS Co., Ltd.........................................  51,354    297,076
#    Lock & Lock Co., Ltd................................. 160,625  2,887,953
# *  LONGTU KOREA, Inc.................................... 102,159    378,760
#    LOT Vacuum Co., Ltd..................................  76,658    549,978
     Lotte Chilsung Beverage Co., Ltd.....................     840  1,084,104
     LOTTE Fine Chemical Co., Ltd.........................  72,914  2,981,571
     Lotte Food Co., Ltd..................................   2,539  1,459,729
     LOTTE Himart Co., Ltd................................  30,629  1,394,920

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE>>
                                                           --------- ----------
SOUTH KOREA -- (Continued)
     Lotte Non-Life Insurance Co., Ltd....................   598,357 $1,450,143
# *  Lotte Tour Development Co., Ltd......................    88,047  1,157,799
#    LS Cable & System Asia, Ltd..........................    81,589    438,422
# *  Lumens Co., Ltd......................................   362,528  1,017,654
#    Lutronic Corp........................................   164,444  1,400,703
#    LVMC Holdings........................................   254,936    622,776
# *  Macrogen, Inc........................................    84,095  2,344,243
     Maeil Holdings Co., Ltd..............................    72,701    721,967
# *  Magicmicro Co., Ltd..................................   394,563  1,099,260
# *  Majestar Co., Ltd....................................   253,982     63,130
#    MAKUS, Inc...........................................    21,923     86,008
*    Maniker Co., Ltd.....................................   262,580    193,078
#    Mcnex Co., Ltd.......................................    77,836  1,034,156
# *  ME2ON Co., Ltd.......................................   205,602  1,149,199
#    Mediana Co., Ltd.....................................    35,251    219,085
#    Meerecompany, Inc....................................    26,488  1,341,518
#    MegaStudy Co., Ltd...................................    64,566    611,219
#    MegaStudyEdu Co., Ltd................................    66,368  1,913,576
# *  Melfas, Inc..........................................   166,086    313,543
#    META BIOMED Co., Ltd.................................   157,118    449,954
*    Metalabs Co., Ltd....................................    11,419     18,479
# *  Mgame Corp...........................................   132,226    381,345
*    MGENPLUS Co., Ltd....................................    18,376    135,961
     Mi Chang Oil Industrial Co., Ltd.....................     6,207    429,485
#    MiCo, Ltd............................................   256,498  1,893,686
# *  Microfriend, Inc.....................................    41,780    171,135
#    Minwise Co., Ltd.....................................    84,803  1,530,785
#    Mirae Asset Life Insurance Co., Ltd..................   720,495  3,148,444
# *  Mirae Corp........................................... 5,388,167    858,878
#    Miwon Chemicals Co., Ltd.............................     3,853    139,701
     Miwon Commercial Co., Ltd............................       716    160,423
#    Miwon Specialty Chemical Co., Ltd....................    13,243    767,285
#    MK Electron Co., Ltd.................................   135,468  1,119,227
# *  MNTech Co., Ltd......................................   151,340    505,036
#    Mobase Co., Ltd......................................   130,616    503,540
# *  Mobile Appliance, Inc................................    87,251    451,401
*    Moda-InnoChips Co., Ltd..............................    13,182    102,090
#    Modetour Network, Inc................................   136,697  3,045,180
#    Monalisa Co., Ltd....................................   104,413    355,089
#    MonAmi Co., Ltd......................................   104,161    268,908
     Moorim P&P Co., Ltd..................................   202,756  1,095,051
#    Moorim Paper Co., Ltd................................   161,230    433,918
#    Motonic Corp.........................................    88,699    932,149
# *  MP Group, Inc........................................   151,072     33,477
#    MP Hankang Co., Ltd..................................   266,666    395,685
#    MS Autotech Co., Ltd.................................   143,953    316,264
#    Muhak Co., Ltd.......................................   122,263  1,512,890
#    Multicampus Corp.....................................    19,274    906,405
#    MyungMoon Pharm Co., Ltd.............................   169,439    867,763
     Nam Hwa Construction Co., Ltd........................    33,631    410,838
#    Namhae Chemical Corp.................................   211,659  2,683,813
# *  NamKwang Engineering & Construction Co., Ltd.........    15,576    242,972
# *  Namsun Aluminum Co., Ltd.............................   677,470  1,746,499
*    Namuga Co., Ltd......................................     8,722    165,732
     Namyang Dairy Products Co., Ltd......................     3,006  1,705,981
# *  Nano Chem Tech, Inc..................................   123,768    699,530
# *  NanoenTek, Inc.......................................    73,148    338,503
     Nasmedia Co., Ltd....................................    31,278    970,850
# *  Nature & Environment Co., Ltd........................   245,711    457,330

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE>>
                                                           --------- ----------
SOUTH KOREA -- (Continued)
     NeoPharm Co., Ltd....................................    39,656 $1,591,719
# *  Neowiz...............................................   133,655  1,546,938
# *  NEOWIZ HOLDINGS Corp.................................    42,417    437,798
#    NEPES Corp...........................................   155,670  1,698,557
# *  Neuros Co., Ltd......................................   132,787  1,139,168
#    New Power Plasma Co., Ltd............................    34,503    450,119
#    Nexen Corp...........................................   257,315  1,377,520
     Nexen Tire Corp......................................   270,530  2,398,988
# *  Nexon GT Co., Ltd....................................   112,779  1,385,453
# *  Next Entertainment World Co., Ltd....................   119,100    504,919
# *  Next Science Co Ltd..................................    31,542    186,424
#    NextEye Co., Ltd.....................................   197,968    409,939
#    Nexturn Co., Ltd.....................................    53,705    584,886
*    NHN BUGS Corp........................................    55,774    326,092
*    NHN Entertainment Corp...............................   107,792  5,745,818
#    NHN KCP Corp.........................................   125,837  1,474,756
     NI Steel Co., Ltd....................................     6,100     15,013
     NICE Holdings Co., Ltd...............................   141,378  2,277,274
     Nice Information & Telecommunication, Inc............    47,343    836,449
     NICE Information Service Co., Ltd....................   272,052  2,516,073
#    NICE Total Cash Management Co., Ltd..................   178,566  1,469,019
# *  NK Co., Ltd..........................................   510,585    974,682
#    Nong Shim Holdings Co., Ltd..........................    14,750  1,070,516
#    Nong Woo Bio Co., Ltd................................    64,184    775,938
#    Noroo Holdings Co., Ltd..............................    14,784    186,497
#    NOROO Paint & Coatings Co., Ltd......................    86,179    722,200
     NPC..................................................    66,771    233,139
     NS Shopping Co., Ltd.................................   145,658  1,776,156
# *  NSN Co., Ltd.........................................    13,286     36,624
# *  nTels Co., Ltd.......................................    20,243    213,762
#    Nuri Telecom Co., Ltd................................    57,184    336,594
# *  NUTRIBIOTECH Co., Ltd................................   101,444  1,439,999
# *  NUVOTEC Co., Ltd.....................................   153,125    205,298
# *  Omnisystem Co., Ltd..................................   306,179    553,216
#    Openbase, Inc........................................   183,847    400,169
#    Opto Device Technology Co., Ltd......................    83,155    440,751
     OptoElectronics Solutions Co., Ltd...................    45,866    763,382
#    OPTRON-TEC, Inc......................................   154,117    706,926
# *  Orbitech Co., Ltd....................................   159,009    755,197
# *  Orientbio, Inc....................................... 1,249,881    681,651
     Orion Holdings Corp..................................    85,791  1,458,885
# *  OSANGJAIEL Co., Ltd..................................    89,699    632,474
*    Osstem Implant Co., Ltd..............................    94,199  4,716,329
# *  Osung Advanced Materials Co., Ltd....................   278,129    533,657
#    Paik Kwang Industrial Co., Ltd.......................   100,733    252,501
     Pang Rim Co., Ltd....................................   101,740    218,873
#    Pan-Pacific Co., Ltd.................................   243,835    565,656
# *  PaperCorea, Inc......................................   299,792    281,247
#    Paradise Co., Ltd....................................   335,403  5,523,677
     Partron Co., Ltd.....................................   373,043  3,043,442
# *  Paru Co., Ltd........................................   257,213    684,826
# *  Paxnet Co., Ltd......................................    60,006    362,516
# *  People & Technology, Inc.............................    61,565    678,716
#    PHARMA RESEARCH PRODUCTS Co., Ltd....................    45,777  1,395,398
# *  Phoenix Materials Co., Ltd...........................   304,133    198,921
     Pixelplus Co., Ltd...................................    21,391    142,212
# *  PNE Solution Co., Ltd................................    86,108    994,529
# *  Pobis TNC Co., Ltd...................................   250,451    382,547
#    Poongsan Corp........................................   188,055  5,181,436

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES   VALUE>>
                                                           ------- ----------
SOUTH KOREA -- (Continued)
#    Poongsan Holdings Corp...............................  34,674 $1,178,616
     POSCO Coated & Color Steel Co., Ltd..................  20,770    388,042
     Posco ICT Co., Ltd................................... 433,606  2,248,551
#    Posco M-Tech Co., Ltd................................ 184,441  1,731,338
# *  Power Logics Co., Ltd................................ 232,551  1,554,568
#    Protec Co., Ltd......................................  48,479    707,115
#    PS TEC Co., Ltd...................................... 105,727    440,758
     PSK, Inc............................................. 124,011  1,518,636
#    Pulmuone Co., Ltd....................................   8,302    634,219
#    Pungkuk Alcohol Industry Co., Ltd....................  31,485    632,647
#    Pyeong Hwa Automotive Co., Ltd.......................  96,605    712,517
# *  RaonSecure Co., Ltd.................................. 235,194    501,874
     Rayence Co., Ltd.....................................  19,861    277,183
# *  Redrover Co., Ltd.................................... 335,561    572,484
#    Reyon Pharmaceutical Co., Ltd........................  59,538    817,943
     RFHIC Corp...........................................  35,138    817,143
#    RFTech Co., Ltd...................................... 166,961    866,268
#    Robostar Co., Ltd....................................  58,914  1,212,529
     Rorze Systems Corp...................................  14,901     73,468
#    S Net Systems, Inc................................... 100,072    372,549
#    S&S Tech Corp........................................ 126,918    548,539
*    S&T Corp.............................................  13,299    145,487
# *  S&T Dynamics Co., Ltd................................ 190,917  1,253,369
     S&T Holdings Co., Ltd................................  67,890    797,327
#    S&T Motiv Co., Ltd...................................  89,148  2,732,928
# *  S.Y. Panel Co., Ltd.................................. 125,687    723,299
#    Sajo Industries Co., Ltd.............................  25,607  1,418,603
# *  Sajodongaone Co., Ltd................................ 256,108    299,782
#    Sam Chun Dang Pharm Co., Ltd......................... 129,025  5,291,582
# *  SAM KANG M&T Co., Ltd................................ 103,756    470,910
     Sam Young Electronics Co., Ltd.......................  95,284  1,064,931
#    Sam Yung Trading Co., Ltd............................  91,416  1,221,730
#    Sam-A Pharm Co., Ltd.................................   4,439     69,796
#    Sambo Motors Co., Ltd................................  58,920    447,982
#    Sambon Precision & Electronics Co., Ltd.............. 284,390    924,678
     Samchully Co., Ltd...................................  23,416  2,116,922
#    Samchuly Bicycle Co., Ltd............................  69,555    420,861
#    Samho Development Co., Ltd........................... 163,248    870,481
# *  Samho International Co., Ltd.........................  45,454    634,936
#    SAMHWA Paints Industrial Co., Ltd....................  83,835    537,036
#    Samick Musical Instruments Co., Ltd.................. 487,714    855,411
#    Samick THK Co., Ltd..................................  82,624    917,448
#    Samil Pharmaceutical Co., Ltd........................  34,462    703,714
#    Samji Electronics Co., Ltd...........................  96,661    930,231
# *  Samjin LND Co., Ltd..................................  98,862    208,947
     Samjin Pharmaceutical Co., Ltd.......................  82,503  2,845,935
#    Samkee Automotive Co., Ltd........................... 179,493    502,164
#    Samkwang Glass Co., Ltd..............................  25,070    778,117
     Sammok S-Form Co., Ltd...............................   3,385     44,107
#    SAMPYO Cement Co., Ltd............................... 231,777  1,074,492
     Samsung Climate Control Co., Ltd.....................   3,552     30,499
*    Samsung Pharmaceutical Co., Ltd...................... 243,485    602,405
#    Samsung Publishing Co., Ltd..........................  33,817    530,152
#    SAMT Co., Ltd........................................ 470,734    689,322
#    Samwha Capacitor Co., Ltd............................  63,837  3,776,551
#    Samwha Electric Co., Ltd.............................  33,509    737,912
     Samyang Corp.........................................  32,429  1,762,497
#    Samyang Foods Co., Ltd...............................  27,537  1,710,264
     Samyang Holdings Corp................................  37,880  2,838,597

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE>>
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#    Samyang Tongsang Co., Ltd............................    16,412 $  656,679
#    Samyoung M-Tek Co., Ltd..............................    10,739     36,023
#    Sang-A Frontec Co., Ltd..............................    60,793    963,130
# *  Sangbo Corp..........................................   184,995    341,672
# *  Sangsangin Co., Ltd..................................   277,671  4,378,441
#    Sangsin Brake........................................    47,715    185,819
#    Sangsin Energy Display Precision Co., Ltd............    74,772    884,034
#    SaraminHR Co., Ltd...................................    49,012    833,709
#    Satrec Initiative Co., Ltd...........................    21,601    576,529
#    SAVEZONE I&C Corp....................................   118,777    409,761
# *  SBI Investment Korea Co., Ltd........................   753,154    495,774
*    SBS Media Holdings Co., Ltd..........................   403,298    823,204
# *  SBW.................................................. 1,010,123    999,265
# *  S-Connect Co., Ltd...................................   422,477    723,453
#    SD Biotechnologies Co., Ltd..........................    91,170    757,103
# *  SDN Co., Ltd.........................................   288,561    440,342
     Seah Besteel Corp....................................   119,506  1,910,001
     SeAH Holdings Corp...................................     5,096    441,612
*    SeAH Steel Corp......................................    13,823    837,321
#    SeAH Steel Holdings Corp.............................    15,747    741,190
#    Sebang Co., Ltd......................................    83,682    944,351
     Sebang Global Battery Co., Ltd.......................    58,927  1,983,930
#    Sebo Manufacturing Engineer Corp.....................    50,252    429,978
#    Secuve Co., Ltd......................................   175,006    245,252
*    Seegene, Inc.........................................   141,426  2,416,022
#    Sejong Industrial Co., Ltd...........................    73,373    538,902
*    Sejong Telecom, Inc.................................. 2,720,131  1,222,652
# *  Sejoong Co., Ltd.....................................    80,478    313,017
# *  Sekonix Co., Ltd.....................................    84,992    613,487
# *  Selvas AI, Inc.......................................   175,136    696,545
#    Sempio Foods Co......................................    14,221    375,806
#    Semyung Electric Machinery Co., Ltd..................    76,449    572,322
#    S-Energy Co., Ltd....................................    89,497    503,362
# *  Seobu T&D............................................   262,250  2,034,830
#    Seohan Co., Ltd......................................   696,802  1,308,369
#    Seohee Construction Co., Ltd......................... 1,572,208  1,852,634
#    Seojin System Co., Ltd...............................     7,450    120,457
#    Seondo Electric Co., Ltd.............................    91,667    452,176
#    Seoul Auction Co., Ltd...............................    99,099    794,452
# *  Seoul Electronics & Telecom..........................   269,734    315,939
# *  Seoul Food Industrial Co., Ltd....................... 2,476,815    406,195
#    Seoul Pharma Co., Ltd................................    56,814    405,795
     Seoul Semiconductor Co., Ltd.........................   304,747  6,524,953
# *  Seouleaguer Co., Ltd.................................   113,345    282,038
#    Seoulin Bioscience Co., Ltd..........................    28,535    273,753
# *  Seowon Co., Ltd......................................   158,377    167,432
#    SEOWONINTECH Co., Ltd................................    91,951    391,007
#    Seoyon Co., Ltd......................................   112,588    440,335
#    Seoyon E-Hwa Co., Ltd................................    93,174    437,846
#    Sewha P&C, Inc.......................................   111,502    330,602
# *  Sewon Cellontech Co., Ltd............................   413,385  1,377,795
     Sewon Precision Industry Co., Ltd....................    25,563    172,481
#    SEWOONMEDICAL Co., Ltd...............................   179,369    630,864
     SFA Engineering Corp.................................   154,588  5,703,485
*    SFA Semicon Co., Ltd.................................   658,251    966,602
# *  SFC Co., Ltd.........................................   290,874    770,663
# *  SG Corp.............................................. 1,029,814    758,655
# *  SG&G Corp............................................   178,205    379,384
# *  SGA Co., Ltd.........................................   639,445    326,499

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE>>
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#    SGA Solutions Co., Ltd...............................   160,395 $  229,840
#    SH Energy & Chemical Co., Ltd........................   739,431    789,852
# *  Shin Poong Pharmaceutical Co., Ltd...................   330,036  2,166,734
#    Shindaeyang Paper Co., Ltd...........................     3,662    222,878
#    Shinil Industrial Co., Ltd...........................   651,705    844,299
#    Shinsegae Engineering & Construction Co., Ltd........    22,487    524,440
#    Shinsegae Food Co., Ltd..............................    17,956  1,458,460
#    Shinsegae Information & Communication Co., Ltd.......     9,260  1,036,821
#    Shinsegae International, Inc.........................    25,637  4,999,416
# *  Shinsung E&G Co., Ltd................................   907,709    929,478
# *  Shinsung Tongsang Co., Ltd...........................   518,762    455,811
# *  Shinwha Intertek Corp................................   245,476    382,498
# *  Shinwon Construction Co., Ltd........................    99,883    443,066
# *  Shinwon Corp.........................................   385,058  1,030,518
     Shinyoung Securities Co., Ltd........................    33,458  1,789,342
     SHOWBOX Corp.........................................   272,138    783,698
# *  Signetics Corp.......................................   450,335    505,630
#    SIGONG TECH Co., Ltd.................................    91,546    556,781
#    Silicon Works Co., Ltd...............................    89,032  3,097,941
#    Silla Co., Ltd.......................................    55,354    697,208
     SIMMTECH Co., Ltd....................................   123,693    824,964
#    SIMMTECH HOLDINGS Co., Ltd...........................   126,986    213,313
#    SIMPAC, Inc..........................................   110,331    287,347
     Sindoh Co., Ltd......................................    40,874  1,762,715
     Sinil Pharm Co., Ltd.................................     1,227     11,209
#    SinSin Pharmaceutical Co., Ltd.......................    43,381    318,898
#    SK Bioland Co., Ltd..................................    90,889  1,280,598
#    SK D&D Co., Ltd......................................    60,188  1,604,590
     SK Discovery Co., Ltd................................    47,378  1,235,755
#    SK Gas, Ltd..........................................    35,778  2,652,184
#    SK Networks Co., Ltd................................. 1,085,649  5,802,597
# *  SK Securities Co., Ltd............................... 4,149,640  2,780,220
     SKC Co., Ltd.........................................   140,935  4,922,423
# *  SKC Solmics Co., Ltd.................................   240,517    746,930
# *  SKCKOLONPI, Inc......................................   114,055  3,565,081
# *  Skin n Skin Co., Ltd.................................   209,041    123,512
     SL Corp..............................................   109,481  1,989,647
*    SM Culture & Contents Co., Ltd.......................   302,698    577,972
*    SM Entertainment Co..................................   173,695  7,528,453
# *  S-MAC Co., Ltd....................................... 1,016,327    955,541
*    SMARK Co., Ltd.......................................    45,350     52,749
#    SMCore, Inc..........................................    82,762    751,143
#    SMEC Co., Ltd........................................   216,193    556,508
*    SNTEK Co., Ltd.......................................     1,749      9,675
# *  SNU Precision Co., Ltd...............................   165,332    461,242
# *  Solborn, Inc.........................................   140,620    599,111
# *  Solco Biomedical Co., Ltd............................ 1,496,270    601,606
# *  Solid, Inc...........................................   218,901    617,574
     Songwon Industrial Co., Ltd..........................   137,771  2,737,839
# *  Sonokong Co., Ltd....................................   138,753    330,616
# *  Soosan Heavy Industries Co., Ltd.....................   206,213    358,784
#    Soulbrain Co., Ltd...................................    96,574  4,425,508
     SPC Samlip Co., Ltd..................................    20,260  2,134,435
#    SPG Co., Ltd.........................................   135,956    966,258
#    Spigen Korea Co., Ltd................................    23,443  1,360,748
*    Ssangyong Motor Co...................................   342,624  1,529,275
#    ST Pharm Co., Ltd....................................    43,317    744,391
#    Suheung Co., Ltd.....................................    58,794  1,353,711
     Sun Kwang Co., Ltd...................................    24,058    381,854

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE>>
                                                           --------- ----------
SOUTH KOREA -- (Continued)
# *  Sunchang Corp........................................    55,687 $  299,090
# *  SundayToz Corp.......................................    45,574    906,287
#    Sung Bo Chemicals Co., Ltd...........................    89,031    445,812
#    Sung Kwang Bend Co., Ltd.............................   169,036  1,821,996
# *  Sungchang Enterprise Holdings, Ltd...................   521,155  1,033,991
#    Sungdo Engineering & Construction Co., Ltd...........   100,287    468,082
# *  Sungshin Cement Co., Ltd.............................   156,234  1,971,427
     Sungwoo Hitech Co., Ltd..............................   461,540  1,710,097
# *  Sunjin Co., Ltd......................................   116,336  1,223,155
# *  Sunny Electronics Corp...............................   208,190    490,346
# *  Supex BNP Co., Ltd...................................   290,949    237,505
# *  Suprema HQ, Inc......................................    36,612    241,340
# *  Suprema, Inc.........................................    36,649    855,883
     SurplusGlobal, Inc...................................    14,061     36,253
*    Synergy Innovation Co., Ltd..........................    33,893     64,288
# *  Synopex, Inc.........................................   552,009  1,768,170
#    Systems Technology, Inc..............................    93,403    982,560
#    Tae Kyung Industrial Co., Ltd........................    51,754    262,056
     Taekwang Industrial Co., Ltd.........................     2,697  3,293,908
*    Taewoong Co., Ltd....................................    87,859    896,650
     Taeyoung Engineering & Construction Co., Ltd.........   371,706  4,472,452
*    Taihan Electric Wire Co., Ltd........................   986,017    996,680
# *  Taihan Fiberoptics Co., Ltd..........................   455,943  2,130,344
*    Taihan Textile Co., Ltd..............................     6,240     78,180
     Tailim Packaging Co., Ltd............................    92,765    331,246
# *  TBH Global Co., Ltd..................................   131,435    357,729
#    TechWing, Inc........................................   113,770  1,012,214
#    Telechips, Inc.......................................    52,136    458,340
# *  Tellus Co., Ltd......................................   550,695    515,692
     Tera Semicon Co., Ltd................................    70,005  1,087,910
#    TES Co., Ltd.........................................   127,041  1,580,276
#    Tesna Co., Ltd.......................................    46,344  1,152,595
# *  Theragen Etex Co., Ltd...............................   198,111  2,067,261
# *  Thinkware Systems Corp...............................    66,802    473,971
# *  TK Chemical Corp.....................................   510,823  1,251,995
     TK Corp..............................................   143,769  1,640,838
# *  TOBESOFT Co., Ltd....................................   105,940    478,434
     Tokai Carbon Korea Co., Ltd..........................    40,094  1,951,538
#    Tong Yang Moolsan Co., Ltd...........................   438,988    880,820
     Tongyang Life Insurance Co., Ltd.....................   337,737  1,494,132
#    Tongyang pile, Inc...................................     3,387     17,098
     Tongyang, Inc........................................ 1,460,426  2,658,104
#    Tonymoly Co., Ltd....................................    56,762    667,517
#    Top Engineering Co., Ltd.............................   106,674    756,062
# *  Toptec Co., Ltd......................................   162,584  1,613,396
     Tovis Co., Ltd.......................................   127,615    809,655
     TS Corp..............................................    29,662    536,625
# *  T'way Holdings, Inc..................................   280,509    661,158
#    UBCare Co., Ltd......................................   200,126    825,540
# *  Ubiquoss Holdings, Inc...............................    88,941    728,296
#    Ubiquoss, Inc........................................    29,354    945,036
*    Ubivelox, Inc........................................    25,329    136,556
# *  Ugint Co., Ltd.......................................   630,240    447,126
#    UIL Co., Ltd.........................................   100,293    456,811
#    Uju Electronics Co., Ltd.............................    57,321    430,823
# *  Unick Corp...........................................    67,234    624,620
     Unid Co., Ltd........................................    45,825  1,940,269
     Union Materials Corp.................................     5,260      9,684
#    Union Semiconductor Equipment & Materials Co., Ltd...   219,217    884,122

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE>>
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#    Uniquest Corp........................................   116,456 $  714,933
# *  Unison Co., Ltd......................................   554,510    764,883
# *  Unitekno Co., Ltd....................................    10,176    137,609
     UniTest, Inc.........................................   148,026  1,935,419
# *  U-Tech Co., Ltd......................................    36,267     88,357
     Value Added Technology Co., Ltd......................    82,444  1,722,165
#    Very Good Tour Co., Ltd..............................    51,748    413,838
#    Vessel Co., Ltd......................................    55,092    210,705
#    Viatron Technologies, Inc............................    88,843    878,128
# *  VICTEK Co., Ltd......................................   129,990    290,108
#    Vieworks Co., Ltd....................................    65,044  2,010,041
#    Visang Education, Inc................................    54,760    344,681
# *  Vitzro Tech Co., Ltd.................................    11,550     64,645
# *  Vitzrocell Co., Ltd..................................   106,296  1,055,150
# *  VitzroSys Co., Ltd...................................   289,611    191,418
# *  W Holding Co., Ltd...................................   971,568    503,459
*    Webzen, Inc..........................................   127,638  2,317,836
# *  Welcron Co., Ltd.....................................   189,702    596,179
#    WeMade Entertainment Co., Ltd........................    75,166  2,576,761
#    Whanin Pharmaceutical Co., Ltd.......................   120,322  2,100,084
# *  WillBes & Co. (The)..................................   395,146    516,930
#    Winix, Inc...........................................    69,947  1,068,160
#    Wins Co., Ltd........................................    68,892    806,816
#    WiSoL Co., Ltd.......................................   180,026  2,550,014
# *  WIZIT Co., Ltd.......................................   625,404    686,036
*    Won Ik Corp..........................................     8,055     34,206
# *  WONIK CUBE Corp......................................   142,636    371,285
*    Wonik Holdings Co., Ltd..............................   290,705  1,104,440
#    WONIK IPS Co., Ltd...................................   221,175  4,577,791
# *  Wonik Materials Co., Ltd.............................    59,780  1,226,643
# *  Wonik QnC Corp.......................................   145,417  1,654,132
*    Wonpung Mulsan Co., Ltd..............................    39,943    115,003
# *  Woojin Plaimm Co., Ltd...............................    12,566     76,290
*    Woojin, Inc..........................................     2,070     10,177
# *  Woongjin Co., Ltd....................................   437,943    928,367
# *  Woongjin Energy Co., Ltd.............................   130,463    215,384
#    Woongjin Thinkbig Co., Ltd...........................   429,512  1,285,054
# *  Woori Investment Bank Co., Ltd....................... 3,270,585  2,322,487
     Woori Technology Investment Co., Ltd.................   311,347    736,197
# *  Woori Technology, Inc................................   758,362    873,444
# *  Wooridul Pharmaceutical, Ltd.........................    98,530    760,866
*    Woorison F&G Co., Ltd................................    64,300     99,480
#    Woory Industrial Co., Ltd............................    47,038  1,471,733
#    Wooshin Systems Co., Ltd.............................    87,771    517,381
#    Woosu AMS Co., Ltd...................................   139,479    725,027
#    WooSung Feed Co., Ltd................................   171,724    451,424
     Woowon Development Co., Ltd..........................    30,318    152,910
#    Worldex Industry & Trading Co., Ltd..................    46,320    216,936
#    Y G-1 Co., Ltd.......................................   140,926  1,411,898
# *  YeaRimDang Publishing Co., Ltd.......................   114,015    638,735
#    Yeong Hwa Metal Co., Ltd.............................   195,869    262,427
#    YES24 Co., Ltd.......................................    58,265    258,938
# *  Yest Co., Ltd........................................    54,484    419,785
#    YG Entertainment, Inc................................    93,654  3,674,910
# *  YG PLUS..............................................   174,306    322,405
# *  YIK Corp.............................................   162,264    547,587
# *  YJM Games Co., Ltd...................................   302,227    600,580
#    YMC Co., Ltd.........................................   120,112    709,029
     Yong Pyong Resort Co., Ltd...........................   150,446  1,257,417

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES      VALUE>>
                                                           --------- --------------
SOUTH KOREA -- (Continued)
# *  Yonwoo Co., Ltd......................................    36,845 $      698,367
#    Yoosung Enterprise Co., Ltd..........................   146,134        379,258
#    YooSung T&S Co., Ltd.................................   106,473        333,297
     Youlchon Chemical Co., Ltd...........................    86,600      1,167,624
     Young Heung Iron & Steel Co., Ltd....................   241,560        276,905
# *  Young In Frontier Co., Ltd...........................    81,993        437,492
     Young Poong Corp.....................................       385        265,641
#    Young Poong Precision Corp...........................    90,051        778,254
*    Youngone Corp........................................    46,369      1,444,976
     Youngone Holdings Co., Ltd...........................    38,622      2,143,584
*    YoungWoo DSP Co., Ltd................................    79,720         84,106
     YTN Co., Ltd.........................................    73,837        144,952
*    Yuanta Securities Korea Co., Ltd.....................   897,943      2,777,039
#    YuHwa Securities Co., Ltd............................    17,992        204,538
# *  Yujin Robot Co., Ltd.................................   110,916        409,024
*    Yungjin Pharmaceutical Co., Ltd......................   372,306      2,178,962
# *  Yuyang DNU Co., Ltd..................................   181,687      1,349,911
     Yuyu Pharma, Inc.....................................     1,676         17,605
#    Zeus Co., Ltd........................................    56,787        642,327
# *  Zungwon En-Sys, Inc..................................    86,136        150,364
                                                                     --------------
TOTAL SOUTH KOREA.........................................            1,128,576,048
                                                                     --------------
TAIWAN -- (16.8%)
#    ABC Taiwan Electronics Corp..........................   494,910        394,097
#    Ability Enterprise Co., Ltd.......................... 1,872,293        847,236
#    Ability Opto-Electronics Technology Co., Ltd.........   463,232        734,582
     AcBel Polytech, Inc.................................. 3,416,599      2,265,462
#    Ace Pillar Co., Ltd..................................   448,000        309,665
#    ACES Electronic Co., Ltd.............................   790,000        602,237
*    Acon Holding, Inc.................................... 1,294,000        248,151
     Acter Co., Ltd.......................................   340,302      1,943,760
*    Action Electronics Co., Ltd.......................... 1,395,000        281,008
#    Actron Technology Corp...............................   526,150      1,890,226
     A-DATA Technology Co., Ltd........................... 1,784,879      2,416,217
     Addcn Technology Co., Ltd............................   117,299        972,009
     Adlink Technology, Inc...............................   962,031      1,495,588
#    Advanced Ceramic X Corp..............................   318,000      2,584,328
     Advanced International Multitech Co., Ltd............   949,000      1,161,346
*    Advanced Lithium Electrochemistry Cayman Co., Ltd....   919,000        545,191
#    Advanced Optoelectronic Technology, Inc..............   642,000        341,418
#    Advanced Wireless Semiconductor Co................... 1,199,000      1,722,128
     Advancetek Enterprise Co., Ltd....................... 1,403,519        708,343
     AEON Motor Co., Ltd..................................     9,000         10,342
     Aerospace Industrial Development Corp................ 1,593,000      1,767,978
*    AGV Products Corp.................................... 3,439,434        781,463
     AimCore Technology Co., Ltd..........................   260,551        137,321
     Airmate Cayman International Co., Ltd................     7,000          3,335
#    Alchip Technologies, Ltd.............................   423,000      1,103,240
     Alcor Micro Corp.....................................   278,000        157,602
     Alexander Marine Co., Ltd............................    17,000         23,753
# *  ALI Corp............................................. 2,225,000        839,985
     All Ring Tech Co., Ltd...............................   476,000        722,100
#    Allied Circuit Co., Ltd..............................   206,000        431,678
     Allis Electric Co., Ltd.............................. 1,196,000        545,216
#    Alltek Technology Corp............................... 1,093,873        612,656
#    Alltop Technology Co., Ltd...........................   429,000        779,032
#    Alpha Networks, Inc.................................. 2,682,386      1,582,611
     Altek Corp........................................... 2,076,945      1,810,489
#    Amazing Microelectronic Corp.........................   415,773        977,567

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES    VALUE>>
                                                           ---------- ----------
TAIWAN -- (Continued)
#    Ambassador Hotel (The)...............................  1,701,000 $1,236,448
#    AMICCOM Electronics Corp.............................    311,000    194,612
     Ampire Co., Ltd......................................    774,000    535,688
     AMPOC Far-East Co., Ltd..............................    685,444    566,027
*    AmTRAN Technology Co., Ltd...........................  7,364,951  2,814,339
     Anderson Industrial Corp.............................  1,079,416    360,905
     Anpec Electronics Corp...............................    511,007  1,087,295
#    AP Memory Technology Corp............................    261,375    430,528
     Apacer Technology, Inc...............................    708,325    699,389
#    APAQ Technology Co., Ltd.............................    401,120    406,926
     APCB, Inc............................................    998,000    871,467
#    Apex Biotechnology Corp..............................    791,483    805,009
# *  Apex International Co., Ltd..........................  1,285,470  1,861,931
     Apex Medical Corp....................................    464,500    378,879
#    Apex Science & Engineering...........................  1,046,132    295,753
     Arcadyan Technology Corp.............................  1,080,718  3,397,859
     Ardentec Corp........................................  3,472,274  3,427,162
     Argosy Research, Inc.................................    268,000    328,574
     Asia Electronic Material Co., Ltd....................    470,000    288,406
     Asia Optical Co., Inc................................  1,699,000  4,170,623
*    Asia Pacific Telecom Co., Ltd........................  1,609,000    372,878
#    Asia Plastic Recycling Holding, Ltd..................  1,699,182    375,802
     Asia Polymer Corp....................................  2,907,232  1,301,581
#    Asia Tech Image, Inc.................................    382,000    513,380
#    Asia Vital Components Co., Ltd.......................  2,619,058  2,168,366
     ASMedia Technology, Inc..............................    170,424  3,443,322
#    ASPEED Technology, Inc...............................    157,599  3,263,114
#    ASROCK, Inc..........................................    302,000    540,657
     ATE Energy International Co., Ltd....................      9,000      9,976
     Aten International Co., Ltd..........................    665,479  2,038,485
     Audix Corp...........................................    614,600    739,970
#    AURAS Technology Co., Ltd............................    474,148  1,918,413
     Aurona Industries, Inc...............................    508,000    323,885
     Aurora Corp..........................................    515,349  1,505,607
     Avalue Technology, Inc...............................    320,000    494,661
#    Avermedia Technologies...............................  1,525,446    545,699
*    Avision, Inc.........................................    386,000     53,776
#    AVY Precision Technology, Inc........................    625,691    652,823
#    Awea Mechantronic Co., Ltd...........................    273,210    268,641
     Axiomtek Co., Ltd....................................    430,000    747,507
# *  Azurewave Technologies, Inc..........................    457,000    321,743
#    Bank of Kaohsiung Co., Ltd...........................  3,516,548  1,096,883
#    Basso Industry Corp..................................  1,006,900  1,595,322
#    BenQ Materials Corp..................................  1,429,000    924,675
#    BES Engineering Corp................................. 11,871,750  2,866,820
#    Bin Chuan Enterprise Co., Ltd........................    565,070    361,751
# *  Bionet Corp..........................................    132,000    142,843
     Bionime Corp.........................................    202,000    317,239
#    Biostar Microtech International Corp.................  1,292,975    406,429
     Bioteque Corp........................................    444,308  1,488,696
#    Bizlink Holding, Inc.................................    862,492  5,152,891
# *  Boardtek Electronics Corp............................    893,000    979,582
     Bon Fame Co., Ltd....................................    135,000    268,739
     Bright Led Electronics Corp..........................    809,520    286,769
#    Brighton-Best International Taiwan, Inc..............    833,318    991,080
     C Sun Manufacturing, Ltd.............................  1,215,221  1,102,367
# *  Calin Technology Co., Ltd............................    122,000    136,651
*    Cameo Communications, Inc............................  1,675,818    455,068
#    Capital Futures Corp.................................    765,642  1,203,184

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE>>
                                                          ---------- ----------
TAIWAN -- (Continued)
    Capital Securities Corp.............................. 15,092,501 $4,530,640
#   Career Technology MFG. Co., Ltd......................  2,912,469  2,587,761
*   Carnival Industrial Corp.............................  1,419,000    225,819
#   Casetek Holdings, Ltd................................  1,315,571  2,128,448
    Cathay Chemical Works................................     30,000     18,641
    Cathay Real Estate Development Co., Ltd..............  4,504,700  3,062,414
#   Cayman Engley Industrial Co., Ltd....................    237,099    974,298
    CCP Contact Probes Co., Ltd..........................    137,000     86,761
#   Celxpert Energy Corp.................................    629,000    682,298
#   Center Laboratories, Inc.............................  1,442,023  3,864,650
#   Central Reinsurance Co., Ltd.........................    965,380    556,578
#   Chain Chon Industrial Co., Ltd.......................  1,286,000    374,681
#   ChainQui Construction Development Co., Ltd...........    550,714    517,447
*   Champion Building Materials Co., Ltd.................  2,387,851    554,775
#   Champion Microelectronic Corp........................      6,758     11,267
    Chang Wah Electromaterials, Inc......................    259,905  1,119,751
#   Chang Wah Technology Co., Ltd........................     80,817    691,519
#   Channel Well Technology Co., Ltd.....................  1,263,000    980,824
    Chant Sincere Co., Ltd...............................    411,000    298,238
#   Charoen Pokphand Enterprise..........................  1,319,985  2,354,937
    Chaun-Choung Technology Corp.........................    150,000    692,553
    CHC Healthcare Group.................................    722,000    747,717
#   CHC Resources Corp...................................    472,282    808,412
    Chen Full International Co., Ltd.....................    700,000    843,023
#   Chenbro Micom Co., Ltd...............................    485,000    762,625
    Cheng Loong Corp.....................................  6,533,383  4,189,210
*   Cheng Mei Materials Technology Corp..................  5,012,900  2,048,902
    Cheng Uei Precision Industry Co., Ltd................  3,100,331  2,449,030
    Chenming Mold Industry Corp..........................    816,437    415,627
    Chia Chang Co., Ltd..................................    922,000  1,074,781
    Chia Hsin Cement Corp................................  2,646,121  1,201,148
#   Chian Hsing Forging Industrial Co., Ltd..............    265,000    469,095
#   Chicony Power Technology Co., Ltd....................  1,136,454  1,745,265
#   Chieftek Precision Co., Ltd..........................    441,750  1,306,840
    Chien Kuo Construction Co., Ltd......................  1,660,312    517,145
#   Chilisin Electronics Corp............................  1,029,380  2,843,081
    Chime Ball Technology Co., Ltd.......................    203,840    305,166
    China Bills Finance Corp.............................  5,819,000  2,639,763
    China Chemical & Pharmaceutical Co., Ltd.............  1,958,000  1,183,681
    China Ecotek Corp....................................    214,000    223,334
#   China Electric Manufacturing Corp....................  2,593,900    795,192
#   China Fineblanking Technology Co., Ltd...............    425,432    503,091
#   China General Plastics Corp..........................  3,110,951  2,401,966
#   China Glaze Co., Ltd.................................    507,002    175,368
    China Man-Made Fiber Corp............................ 11,692,605  3,776,934
    China Metal Products.................................  1,987,603  2,469,040
    China Motor Corp.....................................  1,355,000  1,059,471
*   China Petrochemical Development Corp................. 21,223,000  7,473,672
    China Steel Chemical Corp............................  1,179,554  5,253,657
#   China Steel Structure Co., Ltd.......................    621,000    542,484
    China Wire & Cable Co., Ltd..........................    716,160    518,135
#   Chinese Maritime Transport, Ltd......................    754,594    762,557
*   Ching Feng Home Fashions Co., Ltd....................    577,409    409,864
    Chin-Poon Industrial Co., Ltd........................  2,752,207  3,366,060
    Chipbond Technology Corp.............................  4,363,000  9,694,909
    ChipMOS Techinologies, Inc...........................  2,176,076  1,778,883
#   ChipMOS Technologies, Inc., ADR......................      5,134     85,268
    Chlitina Holding, Ltd................................    388,000  3,722,232
    Chong Hong Construction Co., Ltd.....................  1,313,666  3,641,291

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES    VALUE>>
                                                           ---------- ----------
TAIWAN -- (Continued)
#    Chun YU Works & Co., Ltd.............................  1,442,000 $  971,848
     Chun Yuan Steel......................................  2,655,529    883,689
     Chung Hsin Electric & Machinery Manufacturing Corp...  3,037,375  1,974,335
# *  Chung Hung Steel Corp................................  7,878,979  3,043,213
     Chung Hwa Food Industrial Co., Ltd...................     96,850    214,224
     Chung Hwa Pulp Corp..................................  3,987,405  1,252,071
     Chunghwa Chemical Synthesis & Biotech Co., Ltd.......    139,000    107,312
*    Chunghwa Picture Tubes, Ltd.......................... 14,410,000    283,358
     Chunghwa Precision Test Tech Co., Ltd................      9,000    128,178
#    Chyang Sheng Dyeing & Finishing Co., Ltd.............  1,255,000    543,159
     Cleanaway Co., Ltd...................................    602,000  3,336,592
#    Clevo Co.............................................  3,795,200  3,654,570
# *  CMC Magnetics Corp................................... 14,960,566  3,424,029
#    C-Media Electronics, Inc.............................    464,000    276,869
     CoAsia Microelectronics Corp.........................    803,397    246,056
     Coland Holdings, Ltd.................................    321,000    290,944
#    Collins Co., Ltd.....................................    562,431    184,400
#    Compeq Manufacturing Co., Ltd........................  6,346,000  4,371,076
     Compucase Enterprise.................................    527,000    425,362
     Concord Securities Co., Ltd..........................  4,011,110    967,179
#    Concraft Holding Co., Ltd............................    301,400  1,179,030
     Continental Holdings Corp............................  3,306,320  1,577,460
*    Contrel Technology Co., Ltd..........................  1,135,000    654,270
#    Coremax Corp.........................................    502,278  1,573,594
     Coretronic Corp......................................  3,293,200  4,937,143
#    Co-Tech Development Corp.............................  1,202,533  1,195,264
     Cowealth Medical Holding Co., Ltd....................    139,700    198,904
#    Coxon Precise Industrial Co., Ltd....................    841,000    450,435
#    Creative Sensor, Inc.................................    757,000    513,136
# *  CSBC Corp. Taiwan....................................  1,757,676  1,515,354
     CTCI Corp............................................  1,999,000  3,070,871
#    C-Tech United Corp...................................    376,971    256,248
#    Cub Elecparts, Inc...................................    412,811  3,772,883
#    CviLux Corp..........................................    567,040    467,898
#    CX Technology Co., Ltd...............................    313,755    232,872
     Cyberlink Corp.......................................    529,697  1,204,770
#    CyberPower Systems, Inc..............................    302,000    782,252
     CyberTAN Technology, Inc.............................  2,464,779  1,232,929
#    Cypress Technology Co., Ltd..........................    271,700    700,079
     DA CIN Construction Co., Ltd.........................  1,226,711    811,619
#    Dadi Early-Childhood Education Group, Ltd............    166,886  1,121,316
     Dafeng TV, Ltd.......................................    493,870    571,631
#    Da-Li Development Co., Ltd...........................  1,180,032  1,198,192
*    Danen Technology Corp................................  2,771,000    322,383
     Darfon Electronics Corp..............................  1,769,550  2,613,944
#    Darwin Precisions Corp...............................  3,639,635  2,072,341
#    Davicom Semiconductor, Inc...........................    611,888    386,926
#    Daxin Materials Corp.................................    427,200  1,344,473
#    De Licacy Industrial Co., Ltd........................  2,191,407  1,466,446
# *  Delpha Construction Co., Ltd.........................    847,931    439,008
     Depo Auto Parts Ind Co., Ltd.........................    800,000  1,809,636
     Dimerco Data System Corp.............................    290,000    339,930
     Dimerco Express Corp.................................    828,000    531,723
# *  D-Link Corp..........................................  4,851,668  1,964,322
     Draytek Corp.........................................    332,000    303,070
     Dyaco International, Inc.............................     35,000     39,598
#    DYNACOLOR, Inc.......................................    306,000    407,913
# *  Dynamic Electronics Co., Ltd.........................  2,052,321    565,359
     Dynapack International Technology Corp...............  1,148,000  1,772,982

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES    VALUE>>
                                                           ---------- ----------
TAIWAN -- (Continued)
     E Ink Holdings, Inc..................................  2,394,000 $2,564,751
     Eastern Media International Corp.....................  3,692,511  1,613,843
#    ECOVE Environment Corp...............................    221,000  1,282,197
# *  Edimax Technology Co., Ltd...........................  1,489,108    458,339
*    Edison Opto Corp.....................................    861,000    380,735
#    Edom Technology Co., Ltd.............................  1,255,968    544,963
#    eGalax"eMPIA Technology, Inc.........................    397,131    534,091
#    Egis Technology, Inc.................................    597,000  4,016,829
     Elan Microelectronics Corp...........................  2,093,400  5,905,620
# *  E-Lead Electronic Co., Ltd...........................    507,942    285,891
*    Electric Power Technology, Ltd.......................    141,000    119,391
#    E-LIFE MALL Corp.....................................    512,000  1,067,033
     Elite Advanced Laser Corp............................  1,076,226  2,350,124
     Elite Material Co., Ltd..............................  2,098,350  5,591,748
#    Elite Semiconductor Memory Technology, Inc...........  2,053,200  2,211,070
     Elitegroup Computer Systems Co., Ltd.................  2,721,254  1,106,636
#    eMemory Technology, Inc..............................    523,000  5,065,644
#    Emerging Display Technologies Corp...................    748,000    249,710
*    ENG Electric Co., Ltd................................  1,028,514    131,914
#    Ennoconn Corp........................................    294,972  2,464,066
#    EnTie Commercial Bank Co., Ltd.......................  2,229,603    956,907
     Epileds Technologies, Inc............................    607,000    301,662
# *  Episil Holdings, Inc.................................    867,000    597,822
#    Epistar Corp.........................................  8,349,000  7,244,904
     Eslite Spectrum Corp. (The)..........................     72,000    296,119
     Eson Precision Ind. Co., Ltd.........................    525,000    510,769
     Eternal Materials Co., Ltd...........................  5,205,985  4,253,630
*    E-Ton Solar Tech Co., Ltd............................  1,119,911    169,642
*    Etron Technology, Inc................................  3,017,000    923,741
     Eurocharm Holdings Co., Ltd..........................    275,000  1,107,306
*    Everest Textile Co., Ltd.............................  3,023,957  1,129,833
     Evergreen International Storage & Transport Corp.....  4,083,000  1,801,040
     Everlight Chemical Industrial Corp...................  3,499,606  1,861,261
#    Everlight Electronics Co., Ltd.......................  3,258,000  3,270,772
# *  Everspring Industry Co., Ltd.........................  1,017,000    394,840
     Excellence Opto, Inc.................................     30,000     15,992
     Excelsior Medical Co., Ltd...........................    670,217  1,060,284
     EZconn Corp..........................................    346,000    443,394
     Far Eastern Department Stores, Ltd...................  9,348,000  5,023,190
     Far Eastern International Bank....................... 17,872,108  6,153,735
#    Faraday Technology Corp..............................    590,305    854,573
#    Farglory F T Z Investment Holding Co., Ltd...........    485,000    293,349
     Farglory Land Development Co., Ltd...................  2,383,000  2,913,489
# *  Federal Corp.........................................  3,492,238  1,239,627
#    Feedback Technology Corp.............................    254,200    623,149
     Feng Hsin Steel Co., Ltd.............................  3,347,100  6,376,746
# *  First Copper Technology Co., Ltd.....................  1,173,000    385,349
     First Hi-Tec Enterprise Co., Ltd.....................    492,205    656,413
#    First Hotel..........................................  1,084,350    500,498
     First Insurance Co., Ltd. (The)......................  1,424,179    682,079
# *  First Steamship Co., Ltd.............................  4,110,424  1,442,825
*    FIT Holding Co., Ltd.................................    485,456    312,086
#    FLEXium Interconnect, Inc............................  2,389,087  5,960,013
     Flytech Technology Co., Ltd..........................    826,309  1,978,279
#    FocalTech Systems Co., Ltd...........................  2,166,048  1,628,180
     Forest Water Environment Engineering Co., Ltd........    329,133    626,147
     Formosa Advanced Technologies Co., Ltd...............  1,212,000  1,327,565
     Formosa International Hotels Corp....................    422,329  1,878,995
#    Formosa Laboratories, Inc............................    689,832    902,348

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE>>
                                                           --------- ----------
TAIWAN -- (Continued)
     Formosa Oilseed Processing Co., Ltd..................   662,567 $1,580,949
#    Formosa Optical Technology Co., Ltd..................   160,000    309,382
     Formosan Rubber Group, Inc........................... 2,586,952  1,280,873
#    Formosan Union Chemical.............................. 2,529,193  1,247,258
#    Fortune Electric Co., Ltd............................ 1,047,078    747,583
     Founding Construction & Development Co., Ltd......... 1,138,623    600,373
#    Foxsemicon Integrated Technology, Inc................   488,027  2,264,529
#    Froch Enterprise Co., Ltd............................ 1,316,189    566,731
     FSP Technology, Inc.................................. 1,062,427    644,677
     Fulgent Sun International Holding Co., Ltd...........   677,033  1,313,840
     Fullerton Technology Co., Ltd........................   668,600    418,366
#    Fulltech Fiber Glass Corp............................ 2,779,083  1,470,584
     Fwusow Industry Co., Ltd.............................   867,138    515,354
#    G Shank Enterprise Co., Ltd..........................   952,281    698,292
*    G Tech Optoelectronics Corp..........................   749,354    222,690
     Gallant Precision Machining Co., Ltd................. 1,215,000    915,481
#    Gamania Digital Entertainment Co., Ltd...............   533,000  1,353,733
#    GCS Holdings, Inc....................................   520,000    932,467
#    GEM Services, Inc....................................   468,700  1,059,295
     Gemtek Technology Corp............................... 2,674,219  2,183,847
     General Interface Solution Holding, Ltd..............   526,000  1,848,320
#    General Plastic Industrial Co., Ltd..................   410,357    436,954
#    Generalplus Technology, Inc..........................   380,000    432,990
*    Genesis Photonics, Inc...............................   364,976     23,074
     Genesys Logic, Inc...................................   659,000    757,597
     Genius Electronic Optical Co., Ltd...................   312,427  2,399,855
# *  Genmont Biotech, Inc.................................   299,000    257,060
     Genovate Biotechnology Co., Ltd......................   256,000    237,024
# *  GeoVision, Inc.......................................   510,096    512,261
     Getac Technology Corp................................ 2,870,360  4,317,602
     Giantplus Technology Co., Ltd........................ 2,350,900    741,018
#    Gigabyte Technology Co., Ltd......................... 4,135,800  5,522,599
#    Gigasolar Materials Corp.............................   187,880    537,660
# *  Gigastorage Corp..................................... 2,758,561    713,483
     Ginko International Co., Ltd.........................   373,000  2,854,851
     Global Brands Manufacture, Ltd....................... 2,233,359    964,960
#    Global Lighting Technologies, Inc....................   605,000    632,713
     Global Mixed Mode Technology, Inc....................   551,000  1,171,766
#    Global PMX Co., Ltd..................................   278,000  1,183,317
#    Global Unichip Corp..................................   638,000  4,309,691
     Globe Union Industrial Corp.......................... 1,644,914    907,451
     Gloria Material Technology Corp...................... 4,017,547  2,442,968
*    GlycoNex, Inc........................................   258,000    205,698
*    Gold Circuit Electronics, Ltd........................ 3,261,227  1,432,951
     Golden Friends Corp..................................   250,600    472,823
     Goldsun Building Materials Co., Ltd.................. 9,458,722  2,697,056
     Good Way Technology Co., Ltd.........................   175,000    244,894
     Good Will Instrument Co., Ltd........................   355,869    306,047
     Grand Fortune Securities Co., Ltd.................... 1,666,000    445,628
#    Grand Ocean Retail Group, Ltd........................   677,000    761,499
     Grand Pacific Petrochemical.......................... 7,236,000  5,949,770
     Grand Plastic Technology Corp........................   133,000    481,396
#    GrandTech CG Systems, Inc............................   403,000    537,688
#    Grape King Bio, Ltd..................................   764,000  5,198,038
#    Great China Metal Industry........................... 1,134,000    916,442
     Great Taipei Gas Co., Ltd............................ 1,912,000  1,829,866
     Great Wall Enterprise Co., Ltd....................... 4,143,868  4,725,721
     Greatek Electronics, Inc............................. 2,192,000  2,930,347
*    Green Energy Technology, Inc......................... 1,570,850    287,913

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES    VALUE>>
                                                           ---------- ----------
TAIWAN -- (Continued)
     Green River Holding Co., Ltd.........................    104,950 $  344,182
#    Green Seal Holding, Ltd..............................    335,700    418,726
     GTM Holdings Corp....................................    801,150    493,013
     Gudeng Precision Industrial Co., Ltd.................     44,000     47,994
#    Hannstar Board Corp..................................  2,292,049  1,828,066
#    HannStar Display Corp................................ 21,469,505  4,842,849
*    HannsTouch Solution, Inc.............................  4,039,805  1,066,829
     Hanpin Electron Co., Ltd.............................    430,000    506,879
#    Harvatek Corp........................................  1,000,949    427,113
#    Hey Song Corp........................................  2,037,750  1,989,648
     Hi-Clearance, Inc....................................    185,000    607,388
#    Highlight Tech Corp..................................    596,000    443,360
     HIM International Music, Inc.........................    208,710    745,010
#    Hiroca Holdings, Ltd.................................    598,448  1,510,584
*    HiTi Digital, Inc....................................    993,935    213,954
     Hitron Technology, Inc...............................  1,711,557  1,203,456
     Ho Tung Chemical Corp................................  6,928,684  1,468,884
     Hocheng Corp.........................................  2,223,700    569,237
     Hold-Key Electric Wire & Cable Co., Ltd..............    205,908     56,224
     Holiday Entertainment Co., Ltd.......................    572,800  1,214,677
     Holtek Semiconductor, Inc............................  1,382,000  3,242,480
#    Holy Stone Enterprise Co., Ltd.......................  1,024,910  3,870,464
     Hong Pu Real Estate Development Co., Ltd.............  1,799,185  1,158,099
     Hong TAI Electric Industrial.........................  1,589,000    504,490
     Hong YI Fiber Industry Co............................  1,282,652    739,955
     Horizon Securities Co., Ltd..........................  2,827,000    576,658
#    Hota Industrial Manufacturing Co., Ltd...............  1,550,932  6,192,666
#    Hotron Precision Electronic Industrial Co., Ltd......    429,466    602,964
#    Hsin Kuang Steel Co., Ltd............................  1,975,443  2,093,195
     Hsin Yung Chien Co., Ltd.............................    256,100    698,522
     Hsing TA Cement Co...................................    488,162    225,660
#    Hu Lane Associate, Inc...............................    616,866  1,817,998
     HUA ENG Wire & Cable Co., Ltd........................  2,965,565    897,459
     Huaku Development Co., Ltd...........................  1,821,816  4,289,457
#    Huang Hsiang Construction Corp.......................    868,800    741,232
#    Hung Ching Development & Construction Co., Ltd.......  1,255,000  1,020,831
     Hung Sheng Construction, Ltd.........................  4,300,080  3,973,212
     Huxen Corp...........................................    301,244    414,181
*    Hwa Fong Rubber Industrial Co., Ltd..................  1,923,890    797,072
#    Hwacom Systems, Inc..................................    442,000    199,354
     Ibase Technology, Inc................................    919,206  1,221,862
*    Ichia Technologies, Inc..............................  2,327,000  1,039,111
# *  I-Chiun Precision Industry Co., Ltd..................  1,337,313    399,982
# *  Ideal Bike Corp......................................  1,305,734    349,906
     IEI Integration Corp.................................  1,366,388  1,591,677
     Infortrend Technology, Inc...........................  1,371,163    516,044
#    Info-Tek Corp........................................    478,000    280,146
#    Innodisk Corp........................................    462,864  1,627,638
#    Inpaq Technology Co., Ltd............................    512,000    491,788
     Intai Technology Corp................................    252,000    785,000
#    Integrated Service Technology, Inc...................    432,178    596,339
#    IntelliEPI, Inc......................................    225,000    382,619
     International CSRC Investment Holdings Co............  5,545,941  7,920,267
     International Games System Co., Ltd..................    446,000  2,272,569
     Iron Force Industrial Co., Ltd.......................    379,393  1,057,492
     I-Sheng Electric Wire & Cable Co., Ltd...............    791,000  1,044,163
#    ITE Technology, Inc..................................  1,158,095  1,279,298
#    ITEQ Corp............................................  1,659,614  3,358,491
     Jarllytec Co., Ltd...................................    392,000    857,528

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES    VALUE>>
                                                           ---------- ----------
TAIWAN -- (Continued)
     Jentech Precision Industrial Co., Ltd................    496,868 $1,392,439
     Jess-Link Products Co., Ltd..........................    815,925    711,061
#    Jih Lin Technology Co., Ltd..........................    324,000    728,197
     Jih Sun Financial Holdings Co., Ltd.................. 11,724,332  3,475,214
     Jinan Acetate Chemical Co., Ltd......................     49,000    206,663
     Jinli Group Holdings, Ltd............................  1,025,653    597,017
     Johnson Health Tech Co., Ltd.........................    737,257    830,472
#    Jourdeness Group, Ltd................................    193,000    735,258
#    K Laser Technology, Inc..............................  1,102,000    467,246
#    Kaimei Electronic Corp...............................    278,795    486,848
#    Kaori Heat Treatment Co., Ltd........................    613,197    761,075
#    Kaulin Manufacturing Co., Ltd........................    919,330    493,591
     KEE TAI Properties Co., Ltd..........................  2,783,473  1,110,858
     Kenda Rubber Industrial Co., Ltd.....................  1,203,000  1,176,693
#    Kenmec Mechanical Engineering Co., Ltd...............  1,494,000    483,432
     Kerry TJ Logistics Co., Ltd..........................  1,641,000  2,009,697
     Key Ware Electronics Co., Ltd........................    266,244     90,386
#    Kindom Construction Corp.............................  2,824,000  1,923,998
     King Chou Marine Technology Co., Ltd.................    503,920    653,215
     King Slide Works Co., Ltd............................     50,000    560,571
     King Yuan Electronics Co., Ltd.......................  9,372,979  7,260,458
     Kingcan Holdings, Ltd................................    254,844    130,548
#    Kingpak Technology, Inc..............................    217,117  1,334,414
     King's Town Bank Co., Ltd............................  4,565,701  4,383,171
#    King's Town Construction Co., Ltd....................    889,074    791,837
#    Kinik Co.............................................    858,000  1,618,247
# *  Kinko Optical Co., Ltd...............................    964,000    956,263
     Kinpo Electronics.................................... 10,076,157  3,688,310
#    Kinsus Interconnect Technology Corp..................  2,318,000  3,422,473
     KMC Kuei Meng International, Inc.....................    464,253  1,517,092
#    KNH Enterprise Co., Ltd..............................    333,020    110,750
#    KS Terminals, Inc....................................    964,482  1,413,689
     Kung Long Batteries Industrial Co., Ltd..............    478,000  2,454,778
#    Kung Sing Engineering Corp...........................  2,084,000    569,490
*    Kuo Toong International Co., Ltd.....................  1,787,511  1,337,893
     Kuoyang Construction Co., Ltd........................  3,902,383  1,520,478
     Kwong Fong Industries Corp...........................    840,764    395,029
     Kwong Lung Enterprise Co., Ltd.......................    520,000    767,777
#    KYE Systems Corp.....................................  1,869,672    580,280
     L&K Engineering Co., Ltd.............................  1,281,048  1,101,618
#    La Kaffa International Co., Ltd......................    142,701    327,321
     LAN FA Textile.......................................  1,708,933    448,080
#    Land Mark Optoelectronics Corp.......................    469,300  4,087,172
     Lanner Electronics, Inc..............................    772,626  1,523,505
     Laser Tek Taiwan Co., Ltd............................    516,504    489,563
#    Laster Tech Corp., Ltd...............................    314,000    366,604
*    Leader Electronics, Inc..............................    749,000    190,240
     Leadtrend Technology Corp............................      3,086      2,127
#    Lealea Enterprise Co., Ltd...........................  5,816,892  1,919,204
     Ledlink Optics, Inc..................................    325,300    281,708
     Ledtech Electronics Corp.............................    351,000     97,463
#    LEE CHI Enterprises Co., Ltd.........................  1,386,000    448,915
#    Lelon Electronics Corp...............................    628,300    837,647
#    Lemtech Holdings Co., Ltd............................    153,000    751,732
*    Leofoo Development Co., Ltd..........................  1,810,116    372,808
#    LES Enphants Co., Ltd................................  1,029,754    305,802
#    Lextar Electronics Corp..............................  2,460,500  1,420,282
#    Li Cheng Enterprise Co., Ltd.........................    593,506    818,514
*    Li Peng Enterprise Co., Ltd..........................  5,029,897  1,288,982

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES    VALUE>>
                                                           ---------- ----------
TAIWAN -- (Continued)
     Lian HWA Food Corp...................................    600,625 $  755,142
     Lida Holdings, Ltd...................................    341,000    672,784
*    Lien Chang Electronic Enter..........................    454,000    135,081
     Lien Hwa Industrial Corp.............................  4,981,587  4,929,406
     Lifestyle Global Enterprise, Inc.....................    110,000    429,022
#    Lingsen Precision Industries, Ltd....................  2,752,506    826,703
     Lion Travel Service Co., Ltd.........................    291,000    834,626
     Lite-On Semiconductor Corp...........................  1,906,539  1,845,916
     Long Bon International Co., Ltd......................  2,916,093  1,651,380
#    Long Chen Paper Co., Ltd.............................  4,510,693  2,265,973
#    Longwell Co..........................................    788,000  1,163,861
#    Lotes Co., Ltd.......................................    521,923  3,703,330
     Lu Hai Holding Corp..................................    315,690    370,347
*    Lucky Cement Corp....................................  1,645,000    401,801
     Lumax International Corp., Ltd.......................    647,592  1,393,770
     Lung Yen Life Service Corp...........................  1,275,000  2,446,359
# *  LuxNet Corp..........................................    677,153    507,730
#    Macauto Industrial Co., Ltd..........................    385,000  1,109,863
     Machvision, Inc......................................    251,000  3,475,453
#    Macroblock, Inc......................................    272,010    816,690
#    Macronix International............................... 11,030,486  7,301,244
     Makalot Industrial Co., Ltd..........................  1,424,677  8,937,822
     Marketech International Corp.........................    111,000    187,697
#    Materials Analysis Technology, Inc...................    291,041    636,433
     Mayer Steel Pipe Corp................................    944,567    446,233
     Maywufa Co., Ltd.....................................     69,322     28,691
#    Mechema Chemicals International Corp.................    236,000    566,980
#    Meiloon Industrial Co................................    974,730    632,078
     Mercuries & Associates Holding, Ltd..................  3,100,696  1,754,029
*    Mercuries Life Insurance Co., Ltd....................  9,460,820  3,435,414
#    Merry Electronics Co., Ltd...........................  1,308,220  6,863,349
*    Microbio Co., Ltd....................................  2,912,607  1,399,890
#    Microelectronics Technology, Inc.....................    367,655    250,742
     Mildef Crete, Inc....................................    356,000    436,926
     MIN AIK Technology Co., Ltd..........................  1,087,452    553,712
#    Mirle Automation Corp................................  1,349,098  1,818,713
     Mitac Holdings Corp..................................  5,239,403  4,767,578
#    Mobiletron Electronics Co., Ltd......................    507,800    615,320
#    momo.com, Inc........................................    241,000  1,798,585
# *  Mosel Vitelic, Inc...................................    231,486    162,478
# *  Motech Industries, Inc...............................  3,745,731  1,111,131
#    MPI Corp.............................................    474,000    997,727
     Nak Sealing Technologies Corp........................    402,954    926,581
     Namchow Holdings Co., Ltd............................  1,306,000  2,392,868
#    Nan Kang Rubber Tire Co., Ltd........................  4,181,952  3,609,305
#    Nan Liu Enterprise Co., Ltd..........................    309,000  1,606,194
     Nan Ren Lake Leisure Amusement Co., Ltd..............    765,000    186,733
#    Nan Ya Printed Circuit Board Corp....................  1,804,000  2,153,759
     Nang Kuang Pharmaceutical Co., Ltd...................    449,000    436,233
#    Nantex Industry Co., Ltd.............................  2,142,606  2,060,033
#    National Petroleum Co., Ltd..........................    217,824    288,553
     Netronix, Inc........................................    519,000    630,413
*    New Asia Construction & Development Corp.............    338,835     70,080
     New Best Wire Industrial Co., Ltd....................    195,600    184,205
     New Era Electronics Co., Ltd.........................    312,000    233,854
*    Newmax Technology Co., Ltd...........................      6,009     15,570
     Nexcom International Co., Ltd........................    751,094    588,301
#    Nichidenbo Corp......................................  1,161,417  2,038,898
#    Nien Hsing Textile Co., Ltd..........................    999,345    830,556

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                           --------- -----------
TAIWAN -- (Continued)
     Niko Semiconductor Co., Ltd..........................   374,000 $   432,884
#    Nishoku Technology, Inc..............................   262,400     499,908
#    Nova Technology Corp.................................    70,000     324,376
#    Nuvoton Technology Corp..............................   699,000   1,075,689
     O-Bank Co., Ltd...................................... 1,188,000     303,478
# *  Ocean Plastics Co., Ltd.............................. 1,107,200     933,645
#    On-Bright Electronics, Inc...........................   237,052   1,354,604
#    OptoTech Corp........................................ 3,230,358   1,958,347
     Orient Europharma Co., Ltd...........................   321,000     573,203
*    Orient Semiconductor Electronics, Ltd................ 3,560,599   1,425,516
     Oriental Union Chemical Corp......................... 5,088,267   4,409,839
     O-TA Precision Industry Co., Ltd.....................   111,227      67,274
     Pacific Construction Co.............................. 1,868,921     690,251
     Pacific Hospital Supply Co., Ltd.....................   420,000   1,039,481
#    Paiho Shih Holdings Corp.............................   999,820   1,383,522
# *  Pan Jit International, Inc........................... 2,371,541   2,297,678
#    Pan-International Industrial Corp.................... 3,108,747   1,960,439
     Pao long International Co., Ltd......................   436,000     213,476
#    Parade Technologies, Ltd.............................   409,401   6,795,265
# *  Paragon Technologies Co., Ltd........................   480,246     246,466
     Parpro Corp..........................................   218,000     225,152
*    PChome Online, Inc...................................    64,676     289,209
#    PCL Technologies, Inc................................   276,040     782,037
     P-Duke Technology Co., Ltd...........................   308,500     803,456
     PharmaEngine, Inc....................................   453,581   1,585,029
#    Pharmally International Holding Co., Ltd.............   285,452   1,629,806
# *  Phihong Technology Co., Ltd.......................... 2,365,401     785,769
     Phoenix Tours International, Inc.....................   299,450     352,210
*    Pili International Multimedia Co., Ltd...............    38,500      56,418
     Pixart Imaging, Inc..................................   892,150   2,727,335
     Planet Technology Corp...............................   190,000     366,505
     Plastron Precision Co., Ltd..........................   551,462     263,443
#    Plotech Co., Ltd.....................................   684,000     389,208
     Polytronics Technology Corp..........................   396,027     733,983
#    Posiflex Technology, Inc.............................   358,457   1,251,817
     Power Wind Health Industry, Inc......................   147,282     818,124
#    Poya International Co., Ltd..........................   352,098   3,575,634
     President Securities Corp............................ 6,671,524   2,888,634
     Primax Electronics, Ltd.............................. 2,988,000   5,010,085
*    Prime Electronics & Satellitics, Inc.................   102,822      16,783
     Prince Housing & Development Corp.................... 9,047,644   3,205,635
# *  Princeton Technology Corp............................ 1,016,000     221,416
     Pro Hawk Corp........................................   122,000     531,482
     Promate Electronic Co., Ltd.......................... 1,227,000   1,151,131
*    Promise Technology, Inc.............................. 1,094,286     288,554
#    Prosperity Dielectrics Co., Ltd......................   708,559   1,493,773
     P-Two Industries, Inc................................   221,000     161,200
     Qisda Corp........................................... 3,314,900   2,140,206
     QST International Corp...............................   407,000   1,074,920
     Qualipoly Chemical Corp..............................   679,048     594,680
#    Quang Viet Enterprise Co., Ltd.......................   114,000     439,034
#    Quanta Storage, Inc.................................. 1,534,000   1,548,467
     Quintain Steel Co., Ltd.............................. 1,760,823     466,142
#    Radiant Opto-Electronics Corp........................ 3,733,000  10,710,801
*    Radium Life Tech Co., Ltd............................ 5,207,100   2,429,635
#    Rafael Microelectronics, Inc.........................   165,000     806,399
#    Rechi Precision Co., Ltd............................. 2,569,181   2,236,507
     Rexon Industrial Corp., Ltd..........................    81,000     239,140
     Rich Development Co., Ltd............................ 4,476,036   1,329,202

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES    VALUE>>
                                                           ---------- ----------
TAIWAN -- (Continued)
#    RichWave Technology Corp.............................    339,900 $  570,800
*    Right WAY Industrial Co., Ltd........................     96,000     67,304
*    Ritek Corp...........................................  8,617,924  3,119,143
# *  Roo Hsing Co., Ltd...................................  5,236,000  2,514,425
# *  Rotam Global Agrosciences, Ltd.......................    497,268    303,649
#    Ruentex Engineering & Construction Co................    208,000    356,747
     Run Long Construction Co., Ltd.......................    134,000    250,201
#    Sagittarius Life Science Corp........................    156,889    251,666
#    Samebest Co., Ltd....................................    166,400    782,698
     Sampo Corp...........................................  2,773,861  1,291,722
#    San Fang Chemical Industry Co., Ltd..................  1,333,647  1,056,954
     San Far Property, Ltd................................    133,300     54,717
#    San Shing Fastech Corp...............................    794,875  1,369,921
     Sanitar Co., Ltd.....................................    311,000    372,292
#    Sanyang Motor Co., Ltd...............................  4,189,628  2,767,233
#    SCI Pharmtech, Inc...................................    449,395  1,092,676
     Scientech Corp.......................................    357,000    791,400
#    SDI Corp.............................................    929,000  2,314,393
     Sea Sonic Electronics Co., Ltd.......................     45,000     45,011
#    Senao International Co., Ltd.........................    813,541    920,375
     Senao Networks, Inc..................................    213,000    743,162
#    Sercomm Corp.........................................  1,721,000  3,643,511
     Sesoda Corp..........................................  1,326,712  1,131,574
     Shan-Loong Transportation Co., Ltd...................    558,000    533,767
#    Sharehope Medicine Co., Ltd..........................    773,107    686,061
     Sheng Yu Steel Co., Ltd..............................    867,980    551,200
#    ShenMao Technology, Inc..............................    604,891    383,466
     Shieh Yih Machinery Industry Co., Ltd................    166,000     63,318
#    Shih Her Technologies, Inc...........................    360,000    405,427
*    Shih Wei Navigation Co., Ltd.........................  2,023,384    482,489
#    Shihlin Electric & Engineering Corp..................  1,745,000  2,302,725
     Shin Hai Gas Corp....................................      1,245      1,619
     Shin Kong Financial Holding Co., Ltd.................      1,000        287
     Shin Zu Shing Co., Ltd...............................  1,281,144  3,764,407
     Shinih Enterprise Co., Ltd...........................     71,000     37,494
*    Shining Building Business Co., Ltd...................  2,954,272  1,003,413
     Shinkong Insurance Co., Ltd..........................  1,471,131  1,718,223
     Shinkong Synthetic Fibers Corp....................... 10,308,395  3,999,191
#    Shinkong Textile Co., Ltd............................    979,542  1,351,136
     Shiny Chemical Industrial Co., Ltd...................    509,031  1,398,331
# *  Shuttle, Inc.........................................  2,436,152    948,436
     Sigurd Microelectronics Corp.........................  2,925,974  2,741,608
# *  Silicon Integrated Systems Corp......................  3,569,887  1,051,228
*    Silitech Technology Corp.............................    994,774    411,815
     Simplo Technology Co., Ltd...........................  1,286,800  9,448,284
     Sinbon Electronics Co., Ltd..........................  1,611,813  4,512,214
     Sincere Navigation Corp..............................  2,547,786  1,272,648
     Single Well Industrial Corp..........................    296,916    162,587
     Sinher Technology, Inc...............................    332,000    520,493
     Sinmag Equipment Corp................................    314,056  1,271,999
     Sinon Corp...........................................  3,065,510  1,686,691
#    Sinphar Pharmaceutical Co., Ltd......................  1,128,938    738,874
     Sinyi Realty Co......................................  1,679,660  1,714,955
     Sirtec International Co., Ltd........................    765,600    622,587
     Sitronix Technology Corp.............................    901,879  3,303,386
     Siward Crystal Technology Co., Ltd...................  1,230,000    716,581
     Soft-World International Corp........................    817,000  1,855,234
# *  Solar Applied Materials Technology Co................  1,518,846    956,228
     Solomon Technology Corp..............................    869,000    526,894

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES    VALUE>>
                                                           ---------- ----------
TAIWAN -- (Continued)
     Solteam Electronics Co., Ltd.........................    484,034 $  422,591
#    Song Shang Electronics Co., Ltd......................    672,840    347,196
#    Sonix Technology Co., Ltd............................  1,094,000  1,027,853
     Southeast Cement Co., Ltd............................  1,053,700    563,374
*    Speed Tech Corp......................................    311,000    611,488
#    Spirox Corp..........................................    667,824    573,864
     Sporton International, Inc...........................    516,192  2,797,767
#    St Shine Optical Co., Ltd............................    237,000  4,446,411
     Standard Chemical & Pharmaceutical Co., Ltd..........    904,571    934,434
#    Stark Technology, Inc................................    787,688  1,059,733
#    Sun Race Sturmey-Archer, Inc.........................    253,000    285,956
     Sun Yad Construction Co., Ltd........................     90,000     36,323
     Sunjuice Holdings Co., Ltd...........................     72,000    379,560
#    Sunko INK Co., Ltd...................................    865,000    279,644
     Sunny Friend Environmental Technology Co., Ltd.......    536,000  4,362,640
#    Sunonwealth Electric Machine Industry Co., Ltd.......  1,471,487  1,832,430
     Sunplus Technology Co., Ltd..........................  4,002,000  1,535,150
     Sunrex Technology Corp...............................    916,612    529,936
     Sunspring Metal Corp.................................    800,000    843,440
*    Sunty Development Co., Ltd...........................     42,000     15,689
     Supreme Electronics Co., Ltd.........................  2,838,508  2,740,760
#    Swancor Holding Co., Ltd.............................    429,206  1,276,408
#    Sweeten Real Estate Development Co., Ltd.............    559,874    394,403
#    Symtek Automation Asia Co., Ltd......................    305,172    598,823
     Syncmold Enterprise Corp.............................    894,750  2,038,381
#    Synmosa Biopharma Corp...............................    642,166    582,527
#    Sysage Technology Co., Ltd...........................    762,583    771,382
*    Sysgration...........................................    945,256    195,855
     Systex Corp..........................................  1,405,388  2,975,268
     T3EX Global Holdings Corp............................    759,117    624,840
     TA Chen Stainless Pipe...............................  1,821,251  2,651,309
#    Ta Liang Technology Co., Ltd.........................    409,000    537,826
#    Ta Ya Electric Wire & Cable..........................  4,420,306  1,490,655
     Ta Yih Industrial Co., Ltd...........................    219,000    379,317
     Tah Hsin Industrial Corp.............................    439,600    389,998
     TAI Roun Products Co., Ltd...........................    201,000     69,574
#    TA-I Technology Co., Ltd.............................    866,718  1,527,290
*    Tai Tung Communication Co., Ltd......................    604,197    378,207
     Taichung Commercial Bank Co., Ltd.................... 18,145,234  6,238,532
     TaiDoc Technology Corp...............................    374,470  2,268,629
     Taiflex Scientific Co., Ltd..........................  1,614,340  1,954,696
#    Taimide Tech, Inc....................................    742,250  1,188,697
#    Tainan Enterprises Co., Ltd..........................    885,370    516,063
     Tainan Spinning Co., Ltd.............................  9,543,044  3,768,603
# *  Tainergy Tech Co., Ltd...............................  1,582,000    276,253
     Tainet Communication System Corp.....................     66,000    134,080
#    Tai-Saw Technology Co., Ltd..........................    235,120    145,739
#    Taisun Enterprise Co., Ltd...........................  2,399,648  1,398,471
# *  Taita Chemical Co., Ltd..............................  1,430,951    470,553
#    Taiwan Chinsan Electronic Industrial Co., Ltd........    670,935    822,073
     Taiwan Cogeneration Corp.............................  2,747,566  2,303,664
     Taiwan Fire & Marine Insurance Co., Ltd..............  1,356,338    873,347
     Taiwan FU Hsing Industrial Co., Ltd..................  1,173,000  1,349,183
     Taiwan Hon Chuan Enterprise Co., Ltd.................  2,220,468  3,623,231
     Taiwan Hopax Chemicals Manufacturing Co., Ltd........  1,321,120    815,531
*    Taiwan IC Packaging Corp.............................    106,000     17,362
*    Taiwan Land Development Corp.........................  6,444,991  1,735,247
# *  Taiwan Line Tek Electronic...........................    644,306    577,429
     Taiwan Navigation Co., Ltd...........................  1,468,777    851,406

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE>>
                                                           --------- ----------
TAIWAN -- (Continued)
     Taiwan Optical Platform Co., Ltd.....................     9,453 $   34,377
#    Taiwan Paiho, Ltd.................................... 1,991,287  4,553,026
     Taiwan PCB Techvest Co., Ltd......................... 2,089,238  2,093,104
# *  Taiwan Prosperity Chemical Corp......................   457,000    338,212
#    Taiwan Pulp & Paper Corp............................. 2,174,980  1,348,007
#    Taiwan Sakura Corp................................... 1,477,803  1,840,100
     Taiwan Sanyo Electric Co., Ltd.......................   417,400    315,888
     Taiwan Semiconductor Co., Ltd........................ 1,582,000  2,968,575
     Taiwan Shin Kong Security Co., Ltd................... 1,728,710  2,145,133
     Taiwan Styrene Monomer............................... 3,812,209  3,029,915
     Taiwan Surface Mounting Technology Corp.............. 2,239,388  3,419,203
     Taiwan Taxi Co., Ltd.................................    58,800    116,404
#    Taiwan TEA Corp...................................... 5,442,897  2,817,679
#    Taiwan Union Technology Corp......................... 1,612,000  5,099,994
#    Taiyen Biotech Co., Ltd..............................   818,883    822,126
*    Tatung Co., Ltd...................................... 4,369,015  3,900,392
     Tayih Lun An Co., Ltd................................   315,890    215,859
     TCI Co., Ltd.........................................   370,826  5,449,016
     Te Chang Construction Co., Ltd.......................   334,206    305,126
#    Teapo Electronic Corp................................   558,000    786,719
     Tehmag Foods Corp....................................   154,800  1,014,627
     Ten Ren Tea Co., Ltd.................................   164,980    205,138
#    Test Research, Inc................................... 1,233,820  1,974,446
     Test-Rite International Co., Ltd..................... 2,134,495  1,567,614
*    Tex-Ray Industrial Co., Ltd..........................   803,000    245,540
#    Thinking Electronic Industrial Co., Ltd..............   629,204  1,625,442
#    Thye Ming Industrial Co., Ltd........................ 1,178,669  1,230,471
     T-Mac Techvest PCB Co., Ltd..........................   329,000    165,970
#    Ton Yi Industrial Corp............................... 5,537,644  2,353,288
#    Tong Hsing Electronic Industries, Ltd................ 1,176,963  4,325,770
#    Tong Yang Industry Co., Ltd.......................... 3,342,741  4,282,643
*    Tong-Tai Machine & Tool Co., Ltd..................... 1,557,892    916,901
#    TOPBI International Holdings, Ltd....................   364,464    959,374
#    Topco Scientific Co., Ltd............................ 1,403,087  3,284,321
     Topco Technologies Corp..............................   276,720    614,806
     Topkey Corp..........................................    73,000    322,386
     Topoint Technology Co., Ltd.......................... 1,034,898    625,673
     Toung Loong Textile Manufacturing....................   694,000    862,959
#    TPK Holding Co., Ltd................................. 2,736,000  4,620,199
#    Trade-Van Information Services Co....................   245,000    263,689
     Transart Graphics Co., Ltd...........................    18,000     30,831
#    Transcend Information, Inc........................... 1,029,000  2,241,672
*    TrueLight Corp.......................................   152,100    181,066
#    Tsang Yow Industrial Co., Ltd........................   571,000    344,069
     Tsann Kuen Enterprise Co., Ltd.......................   357,686    238,746
#    TSC Auto ID Technology Co., Ltd......................   185,700  1,451,980
*    TSEC Corp............................................ 3,019,205    645,515
     TSRC Corp............................................ 4,903,200  4,502,662
#    Ttet Union Corp......................................   300,000    979,208
     TTFB Co., Ltd........................................    71,000    556,469
     TTY Biopharm Co., Ltd................................ 1,767,979  4,642,643
     Tul Corp.............................................   101,200    195,137
#    Tung Ho Steel Enterprise Corp........................ 6,639,000  4,281,256
#    Tung Thih Electronic Co., Ltd........................   466,600    983,690
#    TURVO International Co., Ltd.........................   491,922  1,191,476
*    TWi Pharmaceuticals, Inc.............................   319,000    632,592
     TXC Corp............................................. 2,416,053  2,678,511
#    TYC Brother Industrial Co., Ltd...................... 1,595,980  1,263,538
# *  Tycoons Group Enterprise............................. 2,822,767    637,549

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- -----------
TAIWAN -- (Continued)
#    Tyntek Corp..........................................  2,372,039 $ 1,352,367
     UDE Corp.............................................    486,000     429,006
     Ultra Chip, Inc......................................    463,000     569,005
     U-Ming Marine Transport Corp.........................  3,747,000   3,744,435
     Unimicron Technology Corp............................ 10,285,000   7,694,820
#    Union Bank Of Taiwan.................................  8,021,693   2,614,724
     Union Insurance Co., Ltd.............................    467,660     299,253
     Unitech Computer Co., Ltd............................    684,804     430,838
#    Unitech Printed Circuit Board Corp...................  4,549,937   2,296,763
     United Integrated Services Co., Ltd..................  1,477,951   4,569,091
#    United Orthopedic Corp...............................    684,935     982,420
     United Radiant Technology............................    735,000     453,248
# *  United Renewable Energy Co., Ltd..................... 14,637,403   3,995,354
*    Unity Opto Technology Co., Ltd.......................  2,760,500     783,633
     Univacco Technology, Inc.............................     32,000      21,154
     Universal Cement Corp................................  2,965,433   1,871,764
*    Universal Microelectronics Co., Ltd..................     29,000      22,685
#    Universal Microwave Technology, Inc..................    350,526     919,808
# *  Unizyx Holding Corp..................................  2,706,430   1,212,097
     UPC Technology Corp..................................  7,051,611   2,850,088
#    Userjoy Technology Co., Ltd..........................    247,487     517,163
     USI Corp.............................................  7,076,156   2,770,026
     Usun Technology Co., Ltd.............................    354,200     397,573
#    Utechzone Co., Ltd...................................    455,000     945,255
#    Ve Wong Corp.........................................    660,696     561,257
#    VHQ Media Holdings, Ltd..............................    170,000     923,326
     Victory New Materials, Ltd. Co.......................    877,120     515,503
#    Visual Photonics Epitaxy Co., Ltd....................  1,351,772   3,046,493
     Vivotek, Inc.........................................    180,200     602,259
#    Wafer Works Corp.....................................  2,723,548   3,110,544
#    Waffer Technology Co., Ltd...........................    780,000     451,826
*    Wah Hong Industrial Corp.............................    144,021      90,485
     Wah Lee Industrial Corp..............................  1,277,000   2,099,308
#    Walsin Technology Corp...............................  2,159,793  12,496,591
#    Walton Advanced Engineering, Inc.....................  2,391,197     880,928
     WAN HWA Enterprise Co................................    781,238     326,682
     Waterland Financial Holdings Co., Ltd................ 16,058,982   5,204,378
# *  Ways Technical Corp., Ltd............................    189,000     195,838
*    Wei Chuan Foods Corp.................................  1,088,000     756,474
     Weikeng Industrial Co., Ltd..........................  2,156,515   1,363,715
     Well Shin Technology Co., Ltd........................    700,000   1,190,097
     Weltrend Semiconductor...............................    182,000     144,643
# *  Wha Yu Industrial Co., Ltd...........................    301,000     171,833
     Wholetech System Hitech, Ltd.........................    194,000     185,453
#    Winmate, Inc.........................................    230,000     389,221
     Winstek Semiconductor Co., Ltd.......................    469,000     356,235
     Wintek Corp..........................................  5,447,000      60,832
     Wisdom Marine Lines Co., Ltd.........................  2,801,953   2,671,807
#    Wisechip Semiconductor, Inc..........................    137,302     203,405
     Wistron NeWeb Corp...................................  2,262,155   5,610,636
     Wowprime Corp........................................    508,000   1,350,028
     WT Microelectronics Co., Ltd.........................  3,725,450   4,992,888
*    WUS Printed Circuit Co., Ltd.........................  1,780,700     948,630
     XAC Automation Corp..................................    539,000     426,242
     XPEC Entertainment, Inc..............................    192,135      15,510
     Xxentria Technology Materials Corp...................  1,045,207   2,485,000
*    Yang Ming Marine Transport Corp......................  8,849,981   2,599,452
#    YC Co., Ltd..........................................  3,174,453   1,399,449
     YC INOX Co., Ltd.....................................  2,638,388   2,169,715

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES       VALUE>>
                                                          ----------- --------------
TAIWAN -- (Continued)
#   YCC Parts Manufacturing Co., Ltd.....................     204,000 $      233,483
    Yea Shin International Development Co., Ltd..........     860,076        450,680
#   Yeong Guan Energy Technology Group Co., Ltd..........     821,929      1,783,472
    YFC-Boneagle Electric Co., Ltd.......................     751,000        659,805
#   YFY, Inc.............................................  11,013,212      4,169,177
#   Yi Jinn Industrial Co., Ltd..........................   1,676,284        709,487
#   Yieh Phui Enterprise Co., Ltd........................   9,563,833      3,140,563
    Ying Han Technology Co., Ltd.........................      73,000         85,696
    Yonyu Plastics Co., Ltd..............................     497,600        590,134
#   Young Fast Optoelectronics Co., Ltd..................     905,872        458,806
#   Youngtek Electronics Corp............................     903,666      1,251,231
    Yuanta Futures Co., Ltd..............................     292,000        430,084
    Yulon Finance Corp...................................     824,480      2,730,967
#   Yulon Motor Co., Ltd.................................   4,305,000      2,591,517
    Yung Chi Paint & Varnish Manufacturing Co., Ltd......     466,869      1,103,741
    Yungshin Construction & Development Co., Ltd.........     690,000        723,316
    YungShin Global Holding Corp.........................   1,491,015      1,958,317
    Yungtay Engineering Co., Ltd.........................   2,989,000      5,845,800
    Yusin Holding Corp...................................       6,000         13,768
    Zeng Hsing Industrial Co., Ltd.......................     433,107      1,975,615
#   Zenitron Corp........................................   1,445,000      1,020,667
#   Zero One Technology Co., Ltd.........................     764,000        511,651
    Zig Sheng Industrial Co., Ltd........................   3,607,732      1,073,757
#   Zinwell Corp.........................................   2,343,586      1,553,906
    Zippy Technology Corp................................     958,948      1,037,473
    ZongTai Real Estate Development Co., Ltd.............   1,308,849        810,852
                                                                      --------------
TOTAL TAIWAN.............................................              1,180,810,270
                                                                      --------------
THAILAND -- (3.6%)
    AAPICO Hitech PCL....................................      32,300         22,951
    AAPICO Hitech PCL....................................   1,013,740        720,334
    Advanced Information Technology PCL..................     660,000        426,726
    AEON Thana Sinsap Thailand PCL.......................     502,900      2,849,109
    AEON Thana Sinsap Thailand PCL.......................      74,500        422,069
    After You PCL........................................   1,665,500        429,136
    AJ Plast PCL.........................................   1,497,588        388,268
*   Amarin Printing & Publishing PCL.....................     415,000         66,416
    Amata Corp. PCL......................................   5,216,610      3,756,861
    Amata VN PCL.........................................     291,900         45,968
    Ananda Development PCL...............................  16,799,800      1,914,293
    AP Thailand PCL......................................  12,540,116      2,809,660
    Asia Aviation PCL....................................  13,800,800      1,890,611
    Asia Plus Group Holdings PCL.........................   9,245,000        988,343
    Asia Sermkij Leasing PCL.............................   1,092,200        856,490
    Asian Insulators PCL.................................  12,731,600         94,746
    Asian Phytoceuticals PCL.............................     139,443         19,103
    Asian Seafoods Coldstorage PCL.......................   1,040,400        286,387
    Bangchak Corp. PCL...................................   2,893,900      2,987,222
    Bangkok Airways PCL..................................   6,560,200      2,561,717
    Bangkok Aviation Fuel Services PCL...................   1,881,546      2,017,502
    Bangkok Chain Hospital PCL...........................  13,138,337      6,854,602
    Bangkok Insurance PCL................................     183,981      1,949,195
    Bangkok Land PCL..................................... 102,591,870      5,516,663
    Bangkok Ranch PCL....................................   4,475,000        598,720
    BCPG PCL.............................................   1,311,600        705,285
    Beauty Community PCL.................................  20,407,600      5,062,300
*   BEC World PCL........................................   9,033,748      1,575,864
    Better World Green PCL...............................  12,511,800        496,587
    Big Camera Corp. PCL.................................  12,506,400        560,421

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE>>
                                                          ---------- ----------
THAILAND -- (Continued)
*   BJC Heavy Industries PCL.............................  3,479,500 $  213,832
    Buriram Sugar PCL....................................  1,978,400    398,941
    Cal-Comp Electronics Thailand PCL.................... 17,045,744    927,511
    Central Plaza Hotel PCL..............................    444,000    611,091
    CH Karnchang PCL.....................................  4,061,800  3,347,727
    Charoong Thai Wire & Cable PCL.......................    967,100    249,185
    Christiani & Nielsen Thai............................  2,165,300    148,315
    Chularat Hospital PCL................................ 50,350,900  3,287,696
*   CIMB Thai Bank PCL...................................  7,604,900    189,864
    CK Power PCL......................................... 22,534,990  3,476,631
    COL PCL..............................................    226,700    174,147
    Com7 PCL.............................................  3,044,500  1,481,200
*   Country Group Development PCL........................ 23,786,000    982,122
    Country Group Holdings PCL...........................  8,622,100    270,454
*   Demco PCL............................................    854,100     84,747
    Dhipaya Insurance PCL................................  2,323,800  1,703,289
    Diamond Building Products PCL........................  1,389,700    244,646
    Dusit Thani PCL......................................    114,500     37,382
    Dynasty Ceramic PCL.................................. 23,996,680  1,612,964
    Eastern Polymer Group PCL, Class F...................  8,262,700  1,983,524
    Eastern Printing PCL.................................    745,308     71,567
    Eastern Water Resources Development and Management
      PCL, Class F.......................................  4,636,900  1,602,897
*   Energy Earth PCL.....................................  4,765,400     41,763
    Erawan Group PCL (The)............................... 14,852,570  3,446,623
    Esso Thailand PCL....................................  8,834,400  3,082,178
    Forth Corp. PCL......................................  2,232,900    460,981
    Forth Smart Service PCL..............................  2,541,300    589,723
    Fortune Parts Industry PCL...........................  2,658,200    156,552
*   G J Steel PCL........................................ 16,722,780     69,583
    GFPT PCL.............................................  4,743,500  2,201,512
    Global Green Chemicals PCL, Class F..................  1,292,900    438,657
*   GMM Grammy PCL.......................................    121,460     26,047
    Golden Land Property Development PCL.................  9,715,830  2,285,712
*   Group Lease PCL......................................    132,500     35,200
    Gunkul Engineering PCL...............................  1,582,400    158,025
    Haad Thip PCL........................................     16,600      8,023
    Hana Microelectronics PCL............................  4,920,796  5,433,863
    ICC International PCL................................    204,600    263,588
    Ichitan Group PCL....................................  4,239,400    464,071
*   Inter Far East Energy Corp...........................  4,679,700     87,071
    Interhides PCL.......................................  1,057,300    280,886
    Interlink Communication PCL..........................  1,498,100    226,327
*   International Engineering PCL........................ 39,494,487      4,804
*   Italian-Thai Development PCL......................... 15,994,527  1,310,586
    Jasmine International PCL............................ 27,614,600  4,507,785
    Jay Mart PCL.........................................  2,350,195    481,436
    JMT Network Services PCL.............................  1,576,100    615,457
    Jubilee Enterprise PCL...............................     24,700     12,808
    JWD Infologistics PCL................................  3,493,300    849,775
    Kang Yong Electric PCL...............................      5,000     62,895
    Karmarts PCL.........................................  3,249,300    395,210
    KCE Electronics PCL..................................  4,713,600  3,960,375
    KGI Securities Thailand PCL..........................  8,198,300  1,222,824
    Khon Kaen Sugar Industry PCL......................... 15,072,837  1,534,180
*   Khonburi Sugar PCL...................................    138,500     18,619
    Lam Soon Thailand PCL................................  1,383,900    186,927
    Lanna Resources PCL..................................  1,833,750    721,937
    LH Financial Group PCL............................... 47,798,739  2,187,795
    Loxley PCL...........................................  7,932,176    469,698

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE>>
                                                          ---------- ----------
THAILAND -- (Continued)
    LPN Development PCL..................................    136,400 $   30,779
    LPN Development PCL..................................  7,112,503  1,604,966
    Major Cineplex Group PCL.............................  4,060,300  3,067,075
    Malee Group PCL......................................    531,200    163,224
    Master Ad PCL........................................  1,594,900     79,637
    Maybank Kim Eng Securities Thailand PCL..............  1,203,300    404,406
    MBK PCL..............................................  7,295,500  4,600,187
    MC Group PCL.........................................  3,517,900  1,120,368
*   MCOT PCL.............................................  2,506,000    725,912
    MCS Steel PCL........................................  1,667,900    371,030
    Mega Lifesciences PCL................................  3,554,100  3,725,591
    Millcon Steel PCL....................................  3,315,133    142,187
    Modernform Group PCL.................................  2,292,900    273,012
    Mono Technology PCL.................................. 13,261,800    844,714
    Muang Thai Insurance PCL.............................     61,288    194,207
    Muramoto Electron Thailand PCL.......................     14,000     95,895
    Namyong Terminal PCL.................................  4,469,000    736,668
*   Nation Multimedia Group PCL..........................  8,825,500     90,395
    Netbay PCL...........................................    597,100    501,684
    Nirvana Daii PCL.....................................    206,600     21,029
    Origin Property PCL, Class F.........................  4,290,950  1,016,341
    Padaeng Industry PCL.................................    937,800    387,217
    PCS Machine Group Holding PCL........................  2,646,100    601,338
    Plan B Media Pcl, Class F............................ 11,533,000  2,288,697
    Platinum Group PCL (The).............................  3,146,000    740,117
    Polyplex Thailand PCL................................  3,951,550  1,758,071
*   Power Solution Technologies PCL......................  4,933,700    104,225
*   Precious Shipping PCL................................  7,182,500  1,885,140
    Premier Marketing PCL................................  2,653,000    751,510
*   Principal Capital PCL................................  1,296,400    184,237
    Property Perfect PCL................................. 41,392,900  1,020,166
    Pruksa Holding PCL...................................  4,416,900  2,516,470
    PTG Energy PCL.......................................  5,954,100  1,982,000
    Pylon PCL............................................  1,256,200    261,352
    Quality Houses PCL................................... 52,682,926  4,991,325
    Raimon Land PCL...................................... 12,932,100    546,383
    Rajthanee Hospital PCL...............................    138,900     84,471
    Ratchthani Leasing PCL............................... 11,089,550  2,466,908
    Regional Container Lines PCL.........................  3,754,500    572,023
    Rojana Industrial Park PCL...........................  8,117,854  1,377,119
    RS PCL...............................................  4,105,900  2,089,583
    S 11 Group PCL.......................................  1,096,300    247,385
    Sabina PCL...........................................     88,800     78,873
    Saha Pathana Inter-Holding PCL.......................    699,100  1,566,360
    Sahamitr Pressure Container PCL......................     57,000     21,893
    Saha-Union PCL.......................................    859,300  1,278,945
    Sahaviriya Steel Industries PCL...................... 87,225,900     26,244
    Samart Corp. PCL.....................................  3,732,800    800,504
*   Samart Digital Public Co., Ltd....................... 11,993,100    142,032
    Samart Telcoms PCL...................................  2,020,600    446,256
    Sansiri PCL.......................................... 69,366,810  2,997,366
    Sappe PCL............................................  1,610,700    912,520
    SC Asset Corp. PCL................................... 19,009,315  1,764,488
    Scan Inter PCL.......................................  4,115,100    545,299
*   SCG Ceramics PCL.....................................  4,998,929    345,609
    SEAFCO PCL...........................................  3,048,820    805,082
    Sena Development PCL.................................  2,172,733    244,795
    Siam Future Development PCL..........................  9,938,773  2,465,407
    Siam Wellness Group Pcl..............................  2,230,400  1,006,598

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES     VALUE>>
                                                          ----------- ----------
THAILAND -- (Continued)
    Siamgas & Petrochemicals PCL.........................   8,004,500 $2,690,158
*   Singha Estate PCL....................................  25,426,854  2,750,829
    SNC Former PCL.......................................     241,600    109,036
    Somboon Advance Technology PCL.......................   2,220,437  1,336,136
    SPCG PCL.............................................   3,350,500  2,037,593
    Sri Ayudhya Capital PCL..............................     328,200    422,823
    Sri Trang Agro-Industry PCL..........................   8,027,708  3,905,615
    Sriracha Construction PCL............................     830,400    297,687
    Srisawad Corp. PCL...................................   4,422,500  6,900,756
    Srisawad Finance PCL.................................     409,295    275,112
    Srithai Superware PCL................................  10,347,100    394,112
    Srivichai Vejvivat PCL...............................      48,000     10,601
    Star Petroleum Refining PCL..........................     424,200    147,996
*   Stars Microelectronics Thailand PCL..................   1,785,100    110,846
*   STP & I PCL..........................................   7,297,364  1,041,730
*   Sub Sri Thai PCL.....................................      92,930     12,671
    Supalai PCL..........................................   7,719,691  4,768,826
*   Super Energy Corp. PCL............................... 104,764,200  1,944,890
    Susco PCL............................................   1,179,500    100,423
    SVI PCL..............................................  12,855,000  2,160,158
*   Symphony Communication PCL...........................     255,405     40,711
    Synergetic Auto Performance Co., Ltd.................   1,851,600    216,911
    Synnex Thailand PCL..................................   2,660,400  1,115,507
    Syntec Construction PCL..............................   5,395,500    507,731
    Taokaenoi Food & Marketing PCL, Class F..............   3,042,780    925,227
    Tapaco PCL...........................................     989,500    245,455
*   Tata Steel Thailand PCL..............................  26,758,900    642,368
*   Thai Airways International PCL.......................   6,130,900  2,609,937
*   Thai Airways International PCL.......................     141,400     60,194
    Thai Central Chemical PCL............................     295,800    288,770
    Thai Metal Trade PCL.................................   1,176,100    496,904
    Thai Nakarin Hospital PCL............................     265,300    314,191
    Thai President Foods PCL.............................       1,430      7,141
    Thai Rayon PCL.......................................      38,400     49,164
    Thai Reinsurance PCL.................................  12,259,300    333,533
    Thai Solar Energy PCL................................   4,570,095    409,579
    Thai Stanley Electric PCL, Class F...................     206,600  1,481,264
    Thai Steel Cable PCL.................................       3,400      1,360
    Thai Vegetable Oil PCL...............................   4,503,875  4,180,599
    Thai Wacoal PCL......................................      78,000    113,595
    Thai Wah PCL.........................................   2,788,800    714,104
    Thaicom PCL..........................................   4,240,700  1,079,093
    Thaifoods Group PCL..................................   8,641,800    934,921
    Thaire Life Assurance PCL............................   2,618,800    578,370
    Thitikorn PCL........................................   1,622,400    498,521
    Thoresen Thai Agencies PCL...........................   9,617,454  1,585,337
    Tipco Asphalt PCL....................................   4,537,300  2,091,290
    TIPCO Foods PCL......................................   2,066,682    519,275
    TKS Technologies PCL.................................     206,500     62,130
    TPC Power Holdings Co., Ltd..........................   1,517,100    490,444
    TPI Polene PCL.......................................  60,752,600  4,161,337
    TRC Construction PCL.................................  29,701,754    408,794
*   TTCL PCL.............................................   1,330,540    310,889
*   TTCL PCL.............................................   1,068,171    249,585
    TTW PCL..............................................  12,307,300  5,002,887
*   U City PCL, Class F..................................   3,177,214    250,170
    Unique Engineering & Construction PCL................   5,327,970  1,756,521
    United Paper PCL.....................................   3,155,600  1,080,737
*   United Power of Asia PCL.............................     500,000      6,242

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES     VALUE>>
                                                           ---------- ------------
THAILAND -- (Continued)
     Univanich Palm Oil PCL...............................  2,135,200 $    362,217
     Univentures PCL......................................  7,800,200    1,772,631
     Vanachai Group PCL...................................  5,125,659      836,708
     VGI Global Media PCL................................. 10,617,100    2,633,673
     Vibhavadi Medical Center PCL......................... 38,585,300    2,519,453
     Vinythai PCL.........................................  2,839,734    2,217,797
     WHA Corp. PCL........................................ 10,441,700    1,470,544
     WHA Utilities and Power PCL..........................  4,520,500      875,379
     Workpoint Entertainment PCL..........................  1,357,340    1,086,133
                                                                      ------------
TOTAL THAILAND.......................................................  253,399,413
                                                                      ------------
TURKEY -- (1.2%)
     Adana Cimento Sanayii TAS, Class A...................    584,890      689,469
# *  Afyon Cimento Sanayi TAS.............................    510,123      478,128
#    Akcansa Cimento A.S..................................    414,459      645,857
# *  Akenerji Elektrik Uretim A.S.........................  2,102,299      269,357
#    Aksa Akrilik Kimya Sanayii A.S.......................    719,825    1,208,706
# *  Aksa Enerji Uretim A.S...............................  1,304,431      761,910
     Aksigorta A.S........................................    991,138      745,409
#    Alarko Holding A.S...................................  1,269,091      632,095
#    Albaraka Turk Katilim Bankasi A.S....................  3,662,845      901,001
#    Alkim Alkali Kimya A.S...............................    143,841      672,469
#    Anadolu Anonim Turk Sigorta Sirketi..................  2,052,847    1,709,869
     Anadolu Cam Sanayii A.S..............................  2,144,824    1,213,097
     Anadolu Hayat Emeklilik A.S..........................    911,211    1,025,965
#    AvivaSA Emeklilik ve Hayat A.S., Class A.............     97,076      151,354
     Aygaz A.S............................................    709,919    1,674,438
# *  Bagfas Bandirma Gubre Fabrikalari A.S................    305,510      342,223
# *  Baticim Bati Anadolu Cimento Sanayii A.S.............    770,153      367,489
# *  Bera Holding A.S.....................................  2,671,310    1,086,177
# *  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S....  1,146,397      368,936
# *  Bizim Toptan Satis Magazalari A.S....................    336,401      455,614
     Bolu Cimento Sanayii A.S.............................    506,059      346,163
#    Borusan Mannesmann Boru Sanayi ve Ticaret A.S........    538,660      897,499
     Borusan Yatirim ve Pazarlama A.S.....................     28,364      209,682
# *  Boyner Perakende Ve Tekstil Yatirimlari A.S..........    781,148      727,460
# *  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S......    430,709      546,886
     Bursa Cimento Fabrikasi A.S..........................    227,650      210,866
#    Celebi Hava Servisi A.S..............................     60,036      724,785
     Cimsa Cimento Sanayi VE Ticaret A.S..................    556,545      877,771
# *  Dogan Sirketler Grubu Holding A.S....................  9,970,149    2,179,477
#    Dogus Otomotiv Servis ve Ticaret A.S.................    484,393      454,866
#    Eczacibasi Yatirim Holding Ortakligi A.S.............    226,880      353,880
#    EGE Endustri VE Ticaret A.S..........................     14,939    1,127,246
#    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
       Sanayi ve Ticaret A.S..............................  1,560,582      898,166
#    ENERJISA ENERJI AS...................................  1,200,686    1,302,779
#    Erbosan Erciyas Boru Sanayii ve Ticaret A.S..........     42,252      499,407
# *  Fenerbahce Futbol A.S................................    282,748      428,103
# *  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S...    413,527      119,043
# *  Global Yatirim Holding A.S...........................  1,489,966      999,089
#    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S..    107,555      253,856
#    Goodyear Lastikleri TAS..............................    749,260      528,134
# *  Gozde Girisim Sermayesi Yatirim Ortakligi A.S........  1,592,055    1,005,764
*    GSD Holding AS.......................................  2,632,862      438,583
# *  Gubre Fabrikalari TAS................................    663,443      411,103
# *  Hektas Ticaret TAS...................................    404,119      823,709
# *  Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret A.S....    475,711       97,685
# *  Ihlas Holding A.S....................................  7,162,300      457,050
     Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
       Ticaret A.S........................................    170,909      227,447

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES      VALUE>>
                                                           ---------- --------------
TURKEY -- (Continued)
# *  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.    700,523 $      735,489
# *  Is Finansal Kiralama A.S.............................    558,147        598,544
     Is Yatirim Menkul Degerler A.S., Class A.............  1,135,191        553,923
# *  Izmir Demir Celik Sanayi A.S.........................  1,055,577        384,342
*    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
       Class A............................................  1,794,266        782,066
*    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
       Class B............................................    980,518        426,255
# *  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
       Class D............................................  6,321,063      3,209,875
# *  Karsan Otomotiv Sanayii Ve Ticaret A.S...............  1,215,183        344,481
#    Kartonsan Karton Sanayi ve Ticaret A.S...............      8,883        610,132
# *  Kerevitas Gida Sanayi ve Ticaret A.S.................    459,795        157,717
#    Konya Cimento Sanayii A.S............................     11,299        410,821
#    Kordsa Teknik Tekstil A.S............................    528,149        905,784
*    Koza Altin Isletmeleri A.S...........................    226,641      2,353,555
# *  Koza Anadolu Metal Madencilik Isletmeleri A.S........  1,175,270      1,524,753
# *  Logo Yazilim Sanayi Ve Ticaret A.S...................    105,528        665,505
#    Mardin Cimento Sanayii ve Ticaret A.S................    312,150        210,404
# *  Metro Ticari ve Mali Yatirimlar Holding A.S..........  1,698,921        263,565
*    Migros Ticaret A.S...................................    448,873      1,478,617
*    NET Holding A.S......................................  2,071,456        740,867
# *  Netas Telekomunikasyon A.S...........................    450,118        693,826
     Nuh Cimento Sanayi A.S...............................    435,429        596,799
#    Otokar Otomotiv Ve Savunma Sanayi A.S................     82,998      1,746,833
# *  Parsan Makina Parcalari Sanayii A.S..................    126,184        259,028
*    Pegasus Hava Tasimaciligi A.S........................    326,074      1,911,600
#    Polisan Holding A.S..................................    302,376        382,224
     Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...  1,472,408        980,367
# *  Sasa Polyester Sanayi A.S............................    835,298      1,401,756
# *  Sekerbank Turk AS....................................  3,162,508        741,035
#    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.............  1,287,294        825,194
     Soda Sanayii A.S.....................................  3,254,164      4,520,921
#    Tat Gida Sanayi A.S..................................    635,556        547,673
     Tekfen Holding A.S...................................  1,404,842      6,701,120
# *  Teknosa Ic Ve Dis Ticaret A.S........................    173,374        111,429
     Trakya Cam Sanayii A.S...............................  3,952,351      2,778,223
# *  Tumosan Motor ve Traktor Sanayi A.S..................    301,099        287,545
# *  Turcas Petrol A.S....................................    932,689        281,895
     Turk Traktor ve Ziraat Makineleri A.S................    111,967        833,886
     Turkiye Sinai Kalkinma Bankasi A.S................... 11,740,928      1,932,628
     Ulker Biskuvi Sanayi A.S.............................    920,698      3,285,038
# *  Vestel Elektronik Sanayi ve Ticaret A.S..............    788,499      1,037,988
# *  Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S..........  1,001,129        959,179
# *  Zorlu Enerji Elektrik Uretim A.S.....................  4,203,616      1,194,395
                                                                      --------------
TOTAL TURKEY..............................................                82,913,339
                                                                      --------------
TOTAL COMMON STOCKS.......................................             6,622,705,547
                                                                      --------------
PREFERRED STOCKS -- (2.0%)
BRAZIL -- (1.9%)
     AES Tiete Energia SA.................................      7,992          5,108
     Alpargatas SA........................................    967,174      5,321,175
     Banco ABC Brasil S.A.................................    912,416      4,992,132
     Banco do Estado do Rio Grande do Sul SA, Class B.....  1,935,317     12,472,407
     Banco Pan SA.........................................  1,854,940      1,108,643
     Centrais Eletricas Santa Catarina....................     80,500      1,216,573
     Cia de Gas de Sao Paulo, Class A.....................    258,265      5,732,489
     Cia de Saneamento do Parana..........................  2,382,501      8,820,854
     Cia de Transmissao de Energia Eletrica Paulista......    527,758     11,376,931
     Cia Energetica de Minas Gerais.......................  6,534,382     24,856,338
     Cia Energetica de Sao Paulo, Class B.................  1,941,300     12,144,074

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                               SHARES      VALUE>>
                                                             ---------- --------------
BRAZIL -- (Continued)
       Cia Energetica do Ceara, Class A.....................    135,139 $    1,864,619
       Cia Ferro Ligas da Bahia - FERBASA...................    471,571      2,982,441
       Cia Paranaense de Energia............................    936,099      9,070,180
       Eucatex SA Industria e Comercio......................    147,078        177,457
*      Gol Linhas Aereas Inteligentes SA....................    389,348      2,643,866
       Grazziotin SA........................................     10,300         75,571
       Marcopolo SA.........................................  5,263,433      5,891,711
       Randon SA Implementos e Participacoes................  2,113,057      5,799,696
       Schulz SA............................................      7,200         15,002
       Unipar Carbocloro SA.................................    465,910      4,787,386
       Usinas Siderurgicas de Minas Gerais SA, Class A......  3,713,727      9,997,910
                                                                        --------------
TOTAL BRAZIL................................................               131,352,563
                                                                        --------------
CHILE -- (0.0%)
       Coca-Cola Embonor SA, Class B........................    666,620      1,805,157
                                                                        --------------
COLOMBIA -- (0.1%)
       Avianca Holdings SA..................................  3,056,704      1,693,247
       Banco Davivienda SA..................................     52,510        602,723
                                                                        --------------
TOTAL COLOMBIA..............................................                 2,295,970
                                                                        --------------
TOTAL PREFERRED STOCKS......................................               135,453,690
                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*      Banco ABC Brasil SA Rights 02/04/19..................     31,604         58,256
                                                                        --------------
INDONESIA -- (0.0%)
*      Medco Energi Internasional Tbk PT Warrants 12/11/20.. 14,303,434        386,953
                                                                        --------------
MALAYSIA -- (0.0%)
*      Malayan Flour Mills Bhd Warrants 01/23/24............    209,445          8,437
                                                                        --------------
POLAND -- (0.0%)
*      Hawe SA Rights 09/30/15..............................    846,548              0
                                                                        --------------
SOUTH KOREA -- (0.0%)
*      Youngwoo DSP Co., Ltd. Rights 01/25/19...............    117,673         59,860
                                                                        --------------
TOTAL RIGHTS/WARRANTS.......................................                   513,506
                                                                        --------------
TOTAL INVESTMENT SECURITIES.................................             6,758,672,743
                                                                        --------------
                                                                           VALUE+
-                                                                       --------------
SECURITIES LENDING COLLATERAL -- (3.7%)
@ (S)  DFA Short Term Investment Fund....................... 22,712,392    262,805,090
                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $6,832,796,813)^^.....................................            $7,021,477,833
                                                                        ==============

ADR. American Depositary Receipt.......................................
CP... Certificate Participation........................................
GDR. Global Depositary Receipt.........................................
P.L.C.. Public Limited Company.........................................
SA...Special Assessment................................................
ST... Special Tax......................................................
>>  Securities have generally been fair valued. See Security Valuation
      Note within the Notes to Schedules of Investments.
*   Non-Income Producing Securities.
#   Total or Partial Securities on Loan.

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


+ See Security Valuation Note within the Notes to Schedules of Investments. @ Security purchased with cash proceeds from Securities on Loan.
(S) Affiliated Fund.
^^ See Federal Tax Cost Note within the Notes to Schedules of Investments.

As of January 31, 2019, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                              UNREALIZED
                               NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                    --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
Mini MSCI Emerging Markets
  Index.......................    650     03/15/19  $31,423,672 $34,599,500   $3,175,828
S&P 500(R) Emini Index........    102     03/15/19   13,094,676  13,792,950      698,274
                                                    ----------- -----------   ----------
TOTAL FUTURES CONTRACTS.......                      $44,518,348 $48,392,450   $3,874,102
                                                    =========== ===========   ==========

Summary of the Series' investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1         LEVEL 2     LEVEL 3     TOTAL
                               ------------   -------------- ------- --------------
Common Stocks
   Brazil..................... $ 26,430,337   $  544,146,042   --    $  570,576,379
   Chile......................      486,067      120,472,598   --       120,958,665
   China......................   84,153,672    1,090,537,818   --     1,174,691,490
   Colombia...................   17,794,748               --   --        17,794,748
   Greece.....................           --       21,266,998   --        21,266,998
   Hong Kong..................           --          280,851   --           280,851
   Hungary....................           --        9,999,921   --         9,999,921
   India......................    7,650,741      725,371,985   --       733,022,726
   Indonesia..................      228,379      218,494,437   --       218,722,816
   Malaysia...................       10,931      213,236,471   --       213,247,402
   Mexico.....................  206,971,960           20,725   --       206,992,685
   Philippines................           --       90,608,619   --        90,608,619
   Poland.....................           --       89,111,941   --        89,111,941
   Russia.....................    3,533,488               --   --         3,533,488
   Singapore..................           --          126,364   --           126,364
   South Africa...............   13,879,780      492,191,604   --       506,071,384
   South Korea................           --    1,128,576,048   --     1,128,576,048
   Taiwan.....................       85,268    1,180,725,002   --     1,180,810,270
   Thailand...................  253,144,785          254,628   --       253,399,413
   Turkey.....................           --       82,913,339   --        82,913,339
Preferred Stocks
   Brazil.....................           --      131,352,563   --       131,352,563
   Chile......................           --        1,805,157   --         1,805,157
   Colombia...................    2,295,970               --   --         2,295,970
Rights/Warrants
   Brazil.....................           --           58,256   --            58,256
   Indonesia..................           --          386,953   --           386,953
   Malaysia...................           --            8,437   --             8,437
   South Korea................           --           59,860   --            59,860
Securities Lending Collateral.           --      262,805,090   --       262,805,090
Futures Contracts**...........    3,874,102               --   --         3,874,102
                               ------------   --------------   --    --------------
TOTAL......................... $620,540,228   $6,404,811,707   --    $7,025,351,935
                               ============   ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                            SHARES      VALUE+
                                                           --------- ------------
COMMON STOCKS -- (98.1%)
COMMUNICATION SERVICES -- (11.8%)
     Activision Blizzard, Inc.............................   496,359 $ 23,447,999
     AT&T, Inc............................................ 7,281,514  218,882,311
     ATN International, Inc...............................        84        6,265
     Beasley Broadcast Group, Inc., Class A...............     9,471       42,809
# *  Cars.com, Inc........................................    41,779    1,140,984
     CBS Corp., Class A...................................    14,300      711,568
     CenturyLink, Inc.....................................    70,603    1,081,638
*    Charter Communications, Inc., Class A................   339,394  112,356,384
#    Cinemark Holdings, Inc...............................    70,896    2,901,064
     Comcast Corp., Class A............................... 7,135,970  260,962,423
#    Consolidated Communications Holdings, Inc............     9,700      103,596
# *  Discovery, Inc., Class B.............................     3,609      119,981
*    Discovery, Inc., Class C.............................     3,762      100,257
     Entravision Communications Corp., Class A............    28,561      112,530
#    EW Scripps Co. (The), Class A........................    81,265    1,526,157
#    Gannett Co., Inc.....................................    71,219      789,819
# *  GCI Liberty, Inc., Class A...........................   123,145    6,268,080
*    Gray Television, Inc.................................    54,374      908,590
*    Hemisphere Media Group, Inc..........................    18,877      250,309
*    IAC/InterActiveCorp..................................    81,587   17,237,701
*    IMAX Corp............................................     1,100       22,847
*    Iridium Communications, Inc..........................    33,100      641,478
     John Wiley & Sons, Inc., Class A.....................    27,900    1,444,662
*    Liberty Broadband Corp...............................     1,905      152,781
*    Liberty Broadband Corp., Class A.....................    24,095    2,042,533
*    Liberty Broadband Corp., Class C.....................    67,601    5,747,437
# *  Liberty Media Corp.-Liberty Braves, Class A..........     7,613      206,617
*    Liberty Media Corp.-Liberty Braves, Class B..........       762       22,060
# *  Liberty Media Corp.-Liberty Braves, Class C..........    16,901      455,651
# *  Liberty Media Corp.-Liberty Formula One, Class A.....    17,043      521,516
# *  Liberty Media Corp.-Liberty Formula One, Class C.....    57,474    1,802,959
*    Liberty Media Corp.-Liberty SiriusXM, Class A........    96,383    3,834,116
*    Liberty Media Corp.-Liberty SiriusXM, Class B........     7,622      309,949
*    Liberty Media Corp.-Liberty SiriusXM, Class C........   208,010    8,312,080
*    Liberty TripAdvisor Holdings, Inc., Class A..........    76,802    1,279,521
*    Liberty TripAdvisor Holdings, Inc., Class B..........     3,570       61,707
#    Lions Gate Entertainment Corp., Class A..............    21,316      391,575
#    Lions Gate Entertainment Corp., Class B..............     6,069      106,390
*    Madison Square Garden Co. (The), Class A.............    12,352    3,432,621
     Marcus Corp. (The)...................................    20,099      895,812
#    Meredith Corp........................................    44,176    2,397,432
*    MSG Networks, Inc., Class A..........................    29,558      662,099
     News Corp., Class A..................................   402,247    5,160,829
     News Corp., Class B..................................    99,903    1,291,746
#    Nexstar Media Group, Inc., Class A...................    51,781    4,322,160
# *  ORBCOMM, Inc.........................................    44,499      362,222
     Saga Communications, Inc., Class A...................     8,693      293,997
     Salem Media Group, Inc...............................    10,922       30,691
     Scholastic Corp......................................    31,200    1,300,728
     Sinclair Broadcast Group, Inc., Class A..............    13,110      403,919
     Spok Holdings, Inc...................................    12,522      173,304
# *  Sprint Corp..........................................   422,600    2,637,024
     TEGNA, Inc...........................................   184,139    2,161,792
     Telephone & Data Systems, Inc........................    92,631    3,355,095

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
COMMUNICATION SERVICES -- (Continued)
*    T-Mobile US, Inc..................................... 113,786 $  7,921,781
     Tribune Media Co., Class A...........................  17,771      815,867
*    Tribune Publishing Co................................     900       10,773
     Twenty-First Century Fox, Inc., Class A.............. 987,646   48,700,824
     Twenty-First Century Fox, Inc., Class B.............. 429,924   21,092,071
*    United States Cellular Corp..........................  12,191      701,958
*    Vonage Holdings Corp.................................  85,934      782,859
     Walt Disney Co. (The)................................  26,220    2,924,054
# *  Yelp, Inc............................................  59,107    2,152,677
# *  Zillow Group, Inc., Class A..........................  30,310    1,055,091
# *  Zillow Group, Inc., Class C..........................  75,884    2,662,770
*    Zynga, Inc., Class A................................. 640,800    2,870,784
                                                                   ------------
TOTAL COMMUNICATION SERVICES..............................          796,879,324
                                                                   ------------
CONSUMER DISCRETIONARY -- (6.2%)
*    1-800-Flowers.com, Inc., Class A.....................  44,330      707,064
     Aaron's, Inc.........................................  75,999    3,804,510
     Acushnet Holdings Corp...............................   2,067       47,520
#    Adient P.L.C.........................................  22,979      453,605
*    Adtalem Global Education, Inc........................  53,564    2,619,280
# *  American Axle & Manufacturing Holdings, Inc..........  70,013    1,034,792
     American Eagle Outfitters, Inc....................... 163,405    3,451,114
*    American Outdoor Brands Corp.........................  64,307      776,186
     Aramark.............................................. 154,975    5,106,426
# *  Asbury Automotive Group, Inc.........................     808       57,085
# *  Ascena Retail Group, Inc............................. 135,576      332,161
# *  Ascent Capital Group, Inc., Class A..................   8,198        4,263
     Autoliv, Inc.........................................  32,662    2,608,061
# *  AutoNation, Inc......................................  61,343    2,377,041
*    Barnes & Noble Education, Inc........................   7,710       44,101
#    Barnes & Noble, Inc..................................  55,600      335,268
     Bassett Furniture Industries, Inc....................   2,900       55,303
# *  Beazer Homes USA, Inc................................   4,326       54,205
#    Bed Bath & Beyond, Inc...............................  25,907      390,937
*    Belmond, Ltd., Class A...............................  90,698    2,260,194
     Best Buy Co., Inc....................................  15,363      910,104
#    Big 5 Sporting Goods Corp............................  16,901       58,139
#    Big Lots, Inc........................................  26,929      849,341
*    Biglari Holdings, Inc., Class B......................       8        1,047
#    BJ's Restaurants, Inc................................  16,658      830,068
*    Boot Barn Holdings, Inc..............................  32,500      761,475
     BorgWarner, Inc...................................... 154,837    6,332,833
*    Bridgepoint Education, Inc...........................  10,994       89,381
     Brunswick Corp.......................................  44,345    2,231,440
*    Build-A-Bear Workshop, Inc...........................  25,874      122,384
# *  Caesars Entertainment Corp........................... 277,002    2,531,798
     Caleres, Inc.........................................  74,697    2,228,958
     Callaway Golf Co.....................................  94,643    1,541,734
     Canterbury Park Holding Corp.........................   2,755       41,904
     Capri Holdings, Ltd.................................. 108,474    4,607,976
*    Career Education Corp................................  78,974    1,019,554
     Carnival Corp........................................ 489,649   28,193,989
     Carriage Services, Inc...............................  20,916      406,816
# *  Carrols Restaurant Group, Inc........................   5,700       49,191
*    Cavco Industries, Inc................................   7,600    1,263,804
*    Century Communities, Inc.............................  14,709      345,073
     Cheesecake Factory, Inc. (The).......................  10,822      485,691
*    Chuy's Holdings, Inc.................................  16,443      373,585
     Citi Trends, Inc.....................................   3,415       69,973

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES     VALUE+
                                                           --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
# *  Conn's, Inc..........................................    25,450 $   532,923
     Cooper Tire & Rubber Co..............................    12,345     434,544
*    Cooper-Standard Holdings, Inc........................    18,702   1,429,955
     Core-Mark Holding Co., Inc...........................    96,236   2,683,060
     CSS Industries, Inc..................................    10,465      91,359
     Culp, Inc............................................    10,036     191,688
     Dana, Inc............................................   112,665   1,985,157
*    Deckers Outdoor Corp.................................    22,626   2,906,310
*    Delta Apparel, Inc...................................     7,532     177,379
#    Dick's Sporting Goods, Inc...........................    83,076   2,933,414
#    Dillard's, Inc., Class A.............................   120,300   8,034,837
# *  Dorman Products, Inc.................................     9,311     800,280
     DR Horton, Inc.......................................   208,125   8,002,406
     DSW, Inc., Class A...................................    68,700   1,872,075
#    Educational Development Corp.........................     3,358      26,528
*    El Pollo Loco Holdings, Inc..........................     1,800      29,682
     Escalade, Inc........................................       277       3,091
     Extended Stay America, Inc...........................    68,604   1,173,128
*    Fiesta Restaurant Group, Inc.........................     1,300      19,318
     Flanigan's Enterprises, Inc..........................       865      20,297
     Flexsteel Industries, Inc............................     2,068      51,638
     Foot Locker, Inc.....................................    81,485   4,554,197
     Ford Motor Co........................................ 2,868,969  25,246,927
# *  Fossil Group, Inc....................................       600      10,176
# *  Fred's, Inc., Class A................................    32,745      91,031
#    GameStop Corp., Class A..............................   104,752   1,187,888
     Gaming Partners International Corp...................       500       6,470
*    GCI Liberty, Inc., Class B...........................     1,686      84,131
     General Motors Co.................................... 1,095,598  42,750,234
*    Genesco, Inc.........................................     6,456     291,682
     Gentex Corp..........................................   178,637   3,783,532
*    Gentherm, Inc........................................    37,081   1,578,167
*    G-III Apparel Group, Ltd.............................    31,225   1,088,816
     Goodyear Tire & Rubber Co. (The).....................   165,282   3,502,326
     Graham Holdings Co., Class B.........................     5,780   3,843,700
*    Green Brick Partners, Inc............................     2,594      21,945
#    Group 1 Automotive, Inc..............................    57,936   3,535,834
#    Guess?, Inc..........................................    70,100   1,367,651
*    Habit Restaurants, Inc. (The), Class A...............    23,800     243,236
     Hamilton Beach Brands Holding Co., Class A...........    10,413     272,196
#    Harley-Davidson, Inc.................................   134,503   4,957,781
#    Haverty Furniture Cos., Inc..........................    33,479     681,967
*    Helen of Troy, Ltd...................................    61,653   7,154,214
# *  Hibbett Sports, Inc..................................    20,800     339,872
     Hooker Furniture Corp................................    14,814     426,199
#    Hyatt Hotels Corp., Class A..........................    16,230   1,134,639
#    International Game Technology P.L.C..................     7,100     116,156
#    International Speedway Corp., Class A................    24,844   1,079,472
*    J Alexander's Holdings, Inc..........................     2,666      22,928
# *  JC Penney Co., Inc...................................    85,215     112,484
     Johnson Outdoors, Inc., Class A......................    15,588     976,588
     KB Home..............................................    30,800     659,428
     Kohl's Corp..........................................    14,353     985,908
*    Lakeland Industries, Inc.............................     9,887     110,537
# *  Lands' End, Inc......................................    13,703     245,284
*    Laureate Education, Inc., Class A....................    14,985     239,760
     La-Z-Boy, Inc........................................    56,332   1,668,554
#    LCI Industries.......................................     5,000     412,200
     Lear Corp............................................    11,700   1,800,981

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
     Lennar Corp., Class A................................ 224,100 $10,626,822
     Lennar Corp., Class B................................  12,506     476,729
     Libbey, Inc..........................................  25,700     129,014
*    Liberty Expedia Holdings, Inc., Class A..............  80,904   3,316,255
*    Liberty Expedia Holdings, Inc., Class B..............   3,457     143,898
     Lifetime Brands, Inc.................................  16,431     159,874
#    Lithia Motors, Inc., Class A.........................  34,933   3,107,290
*    LKQ Corp.............................................  17,397     456,149
*    M/I Homes, Inc.......................................  37,930   1,004,766
     Macy's, Inc.......................................... 268,473   7,060,840
# *  MarineMax, Inc.......................................  29,164     518,536
     Marriott Vacations Worldwide Corp....................  24,779   2,193,933
*    Meritage Homes Corp..................................  28,156   1,269,272
     MGM Resorts International............................ 227,871   6,708,522
*    Modine Manufacturing Co..............................  14,650     214,330
*    Mohawk Industries, Inc...............................  98,740  12,716,725
*    Monarch Casino & Resort, Inc.........................   1,103      47,694
#    Monro, Inc...........................................   3,100     222,146
# *  Motorcar Parts of America, Inc.......................  17,638     352,760
     Movado Group, Inc....................................  21,998     702,836
*    Murphy USA, Inc......................................  31,378   2,307,852
*    Nautilus, Inc........................................   8,500      63,835
#    Newell Brands, Inc................................... 209,562   4,444,810
     Office Depot, Inc.................................... 204,426     603,057
# *  Overstock.com, Inc...................................     251       4,355
#    Oxford Industries, Inc...............................  11,400     873,012
#    Penske Automotive Group, Inc.........................  43,845   2,055,454
*    Potbelly Corp........................................  25,202     218,501
     PulteGroup, Inc...................................... 275,833   7,670,916
     PVH Corp.............................................  40,012   4,365,709
*    Qurate Retail Group, Inc. QVC Group, Class B.........  33,858     739,120
*    Qurate Retail, Inc................................... 788,513  17,150,158
     RCI Hospitality Holdings, Inc........................  12,026     268,300
# *  Red Robin Gourmet Burgers, Inc.......................  31,175     996,977
# *  Regis Corp...........................................  38,593     719,759
     Rocky Brands, Inc....................................   8,729     234,024
     Royal Caribbean Cruises, Ltd......................... 322,500  38,716,125
#    RTW RetailWinds, Inc.................................   8,600      26,660
*    Shiloh Industries, Inc...............................  15,461      92,611
#    Shoe Carnival, Inc...................................  32,650   1,204,132
#    Signet Jewelers, Ltd.................................  37,700     918,372
# *  Skechers U.S.A., Inc., Class A....................... 142,209   3,863,819
#    Sonic Automotive, Inc., Class A......................  17,000     260,100
     Speedway Motorsports, Inc............................  14,935     241,051
     Standard Motor Products, Inc.........................  37,342   1,835,733
#    Steven Madden, Ltd...................................  17,600     574,640
*    Stoneridge, Inc......................................  19,361     505,516
     Strategic Education, Inc.............................   2,000     218,800
#    Strattec Security Corp...............................   5,224     180,228
     Superior Group of Cos, Inc...........................  17,956     319,078
#    Superior Industries International, Inc...............  23,275     119,866
*    Tandy Leather Factory, Inc...........................   9,974      57,051
     Target Corp.......................................... 277,933  20,289,109
*    Taylor Morrison Home Corp., Class A..................  13,598     257,002
     Tenneco, Inc., Class A...............................   2,200      76,296
#    Thor Industries, Inc.................................  36,264   2,361,512
#    Tile Shop Holdings, Inc..............................  34,900     264,891
     Toll Brothers, Inc................................... 179,799   6,641,775
*    TopBuild Corp........................................  16,800     887,208

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES      VALUE+
                                                           --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
     Tower International, Inc.............................     6,000 $    174,540
*    Unifi, Inc...........................................    41,401      885,567
# *  Universal Electronics, Inc...........................     3,506       98,764
# *  Urban Outfitters, Inc................................    47,470    1,533,281
# *  Veoneer, Inc.........................................    14,223      423,988
*    Vista Outdoor, Inc...................................    62,066      619,419
#    Whirlpool Corp.......................................    49,211    6,545,555
# *  William Lyon Homes, Class A..........................    23,600      312,936
#    Winnebago Industries, Inc............................       400       11,440
     Wolverine World Wide, Inc............................    73,300    2,514,923
     Wyndham Hotels & Resorts, Inc........................    47,600    2,336,684
*    ZAGG, Inc............................................    14,697      164,900
                                                                     ------------
TOTAL CONSUMER DISCRETIONARY........................................  421,527,336
                                                                     ------------
CONSUMER STAPLES -- (6.0%)
     Alico, Inc...........................................       960       28,416
     Andersons, Inc. (The)................................    30,460    1,067,623
     Archer-Daniels-Midland Co............................   813,476   36,525,072
     Bunge, Ltd...........................................   117,168    6,452,442
     Cal-Maine Foods, Inc.................................     2,707      114,181
     Casey's General Stores, Inc..........................    14,000    1,801,520
*    CCA Industries, Inc..................................     8,323       19,642
# *  Central Garden & Pet Co..............................    25,184      987,465
*    Central Garden & Pet Co., Class A....................    48,121    1,714,070
#    Constellation Brands, Inc., Class B..................     9,965    1,697,388
#    Coty, Inc., Class A..................................    72,536      562,879
*    Craft Brew Alliance, Inc.............................     9,754      160,551
*    Darling Ingredients, Inc.............................   173,938    3,699,661
*    Edgewell Personal Care Co............................     2,600      102,570
#    Flowers Foods, Inc...................................    89,258    1,754,812
     Fresh Del Monte Produce, Inc.........................    39,437    1,261,195
# *  Hain Celestial Group, Inc. (The).....................    87,292    1,600,062
# *  Hostess Brands, Inc..................................     4,500       51,705
#    Ingles Markets, Inc., Class A........................    11,437      326,412
     Ingredion, Inc.......................................    62,117    6,149,583
     JM Smucker Co. (The).................................   108,204   11,348,436
#    John B. Sanfilippo & Son, Inc........................    10,428      711,711
     Kraft Heinz Co. (The)................................   180,916    8,694,823
*    Landec Corp..........................................    37,056      470,241
#    Molson Coors Brewing Co., Class A....................     1,908      128,790
     Molson Coors Brewing Co., Class B....................   186,550   12,426,096
     Mondelez International, Inc., Class A................ 2,081,099   96,271,640
*    Nature's Sunshine Products, Inc......................     1,029        8,232
     Oil-Dri Corp. of America.............................     5,047      133,947
*    Performance Food Group Co............................    42,555    1,453,679
*    Pilgrim's Pride Corp.................................     7,300      147,898
# *  Post Holdings, Inc...................................    71,372    6,624,749
     PriceSmart, Inc......................................     1,977      121,091
# *  Pyxus International, Inc.............................     3,508       56,935
#    Sanderson Farms, Inc.................................    22,700    2,794,370
     Seaboard Corp........................................     1,812    7,001,876
*    Seneca Foods Corp., Class A..........................     6,301      180,209
*    Seneca Foods Corp., Class B..........................       300        8,700
*    Simply Good Foods Co. (The)..........................     8,033      158,973
     SpartanNash Co.......................................    32,983      684,397
     Spectrum Brands Holdings, Inc........................     2,445      136,627
# *  TreeHouse Foods, Inc.................................    12,700      741,172
     Tyson Foods, Inc., Class A...........................   405,030   25,079,458
# *  United Natural Foods, Inc............................    44,400      581,640

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES      VALUE+
                                                           --------- ------------
CONSUMER STAPLES -- (Continued)
     Universal Corp.......................................    22,290 $  1,286,133
*    US Foods Holding Corp................................   180,479    6,085,752
     Walgreens Boots Alliance, Inc........................   659,669   47,667,682
     Walmart, Inc......................................... 1,173,687  112,474,425
#    Weis Markets, Inc....................................    11,602      562,929
                                                                     ------------
TOTAL CONSUMER STAPLES....................................            410,119,860
                                                                     ------------
ENERGY -- (12.3%)
     Adams Resources & Energy, Inc........................     6,004      237,939
     Anadarko Petroleum Corp..............................   137,668    6,515,826
# *  Antero Resources Corp................................    65,182      655,731
     Apache Corp..........................................    15,708      515,537
#    Arch Coal, Inc., Class A.............................     6,258      551,518
     Archrock, Inc........................................    69,200      653,248
     Baker Hughes a GE Co.................................     4,305      101,469
*    Bonanza Creek Energy, Inc............................       500       11,525
# *  Bristow Group, Inc...................................    32,315      106,316
# *  Callon Petroleum Co..................................   107,911      878,396
*    Carrizo Oil & Gas, Inc...............................     1,000       12,280
# *  Centennial Resource Development, Inc., Class A.......    56,834      748,504
     Chevron Corp......................................... 1,135,536  130,189,202
     Cimarex Energy Co....................................    72,151    5,435,856
# *  Cloud Peak Energy, Inc...............................    37,515       13,997
*    CNX Resources Corp...................................   153,941    1,868,844
*    Concho Resources, Inc................................    40,987    4,911,882
     ConocoPhillips....................................... 1,439,649   97,449,841
*    Dawson Geophysical Co................................    21,211       82,935
     Delek US Holdings, Inc...............................    89,831    2,920,406
# *  Denbury Resources, Inc...............................   193,800      393,414
     Devon Energy Corp....................................    60,406    1,609,820
*    Dorian LPG, Ltd......................................     3,567       19,547
     EnLink Midstream LLC.................................     2,800       30,464
#    Ensco P.L.C., Class A................................   267,169    1,175,544
*    Era Group, Inc.......................................    24,458      230,394
*    Exterran Corp........................................    35,500      616,280
     Exxon Mobil Corp..................................... 2,833,988  207,674,641
     GasLog, Ltd..........................................    23,100      414,183
#    Green Plains, Inc....................................    21,234      301,735
*    Gulf Island Fabrication, Inc.........................    13,009      123,455
# *  Gulfport Energy Corp.................................    68,661      576,066
     Hallador Energy Co...................................    14,700       83,275
*    Helix Energy Solutions Group, Inc....................   103,010      703,558
     Helmerich & Payne, Inc...............................    95,808    5,364,290
     Hess Corp............................................   146,488    7,910,352
     HollyFrontier Corp...................................    32,210    1,814,711
# *  Hornbeck Offshore Services, Inc......................     6,900        9,108
*    International Seaways, Inc...........................        12          217
     Kinder Morgan, Inc................................... 1,124,143   20,346,988
# *  Kosmos Energy, Ltd...................................    26,900      137,997
*    Laredo Petroleum, Inc................................    36,900      140,220
     Marathon Oil Corp....................................   467,019    7,374,230
     Marathon Petroleum Corp.............................. 1,004,662   66,568,904
# *  Matador Resources Co.................................    63,704    1,242,228
*    Matrix Service Co....................................    17,023      365,143
*    McDermott International, Inc.........................    12,000      105,840
     Murphy Oil Corp......................................   142,626    3,900,821
#    Nabors Industries, Ltd...............................   391,611    1,159,169
     NACCO Industries, Inc., Class A......................     6,832      232,835
     National Oilwell Varco, Inc..........................   213,118    6,282,719

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
ENERGY -- (Continued)
*    Natural Gas Services Group, Inc......................  15,026 $    248,079
*    Newfield Exploration Co..............................  60,483    1,105,629
# *  Newpark Resources, Inc...............................  89,815      746,363
     Noble Energy, Inc.................................... 133,794    2,988,958
# *  Oasis Petroleum, Inc................................. 209,670    1,262,213
     Occidental Petroleum Corp............................ 465,880   31,111,466
*    Oceaneering International, Inc.......................  55,426      869,634
*    Parker Drilling Co...................................   4,308        1,217
*    Parsley Energy, Inc., Class A........................ 105,939    1,968,347
     Patterson-UTI Energy, Inc............................ 166,740    2,022,556
     PBF Energy, Inc., Class A............................ 130,739    4,787,662
*    PDC Energy, Inc......................................  48,958    1,594,562
     Peabody Energy Corp..................................  83,292    2,973,524
# *  PHI, Inc. Non-Voting.................................  13,870       45,494
     Phillips 66.......................................... 775,455   73,986,162
*    Pioneer Energy Services Corp.........................  74,262      109,908
     Pioneer Natural Resources Co.........................  88,400   12,581,088
*    ProPetro Holding Corp................................   5,764       94,184
# *  QEP Resources, Inc................................... 108,730      899,197
#    Range Resources Corp................................. 163,340    1,801,640
# *  REX American Resources Corp..........................   4,050      295,366
# *  Rowan Cos. P.L.C., Class A........................... 118,378    1,443,028
     Schlumberger, Ltd.................................... 577,687   25,539,542
*    SEACOR Holdings, Inc.................................  18,204      753,464
*    SEACOR Marine Holdings, Inc..........................  12,678      167,983
     SemGroup Corp., Class A..............................  68,126    1,091,379
#    Ship Finance International, Ltd......................  12,481      151,769
     SM Energy Co.........................................  56,538    1,109,276
# *  Southwestern Energy Co............................... 265,285    1,159,295
# *  SRC Energy, Inc...................................... 246,067    1,210,650
# *  Superior Energy Services, Inc........................   4,232       16,547
*    TETRA Technologies, Inc..............................  25,600       54,528
# *  Transocean, Ltd...................................... 184,407    1,580,368
# *  Unit Corp............................................  62,040      990,158
#    US Silica Holdings, Inc..............................  40,824      550,308
     Valero Energy Corp................................... 605,899   53,210,050
# *  Whiting Petroleum Corp...............................  48,007    1,374,440
*    WildHorse Resource Development Corp..................   6,700      113,699
     Williams Cos., Inc. (The)............................ 216,857    5,839,959
     World Fuel Services Corp.............................   5,865      145,980
*    WPX Energy, Inc...................................... 262,181    3,214,339
                                                                   ------------
TOTAL ENERGY..............................................          831,979,411
                                                                   ------------
FINANCIALS -- (21.4%)
     1st Source Corp......................................  45,305    2,056,847
     Affiliated Managers Group, Inc.......................  11,600    1,217,420
     Aflac, Inc........................................... 428,750   20,451,375
     Alleghany Corp.......................................   3,115    1,967,309
     Allstate Corp. (The)................................. 169,260   14,872,876
     American Equity Investment Life Holding Co...........  98,900    3,097,548
     American Financial Group, Inc........................ 156,083   14,888,757
     American International Group, Inc.................... 479,369   20,723,122
     American National Insurance Co.......................  23,302    3,243,405
     AmeriServ Financial, Inc.............................  30,968      127,898
*    Arch Capital Group, Ltd..............................   9,282      272,427
     Argo Group International Holdings, Ltd...............  59,381    3,963,088
     Aspen Insurance Holdings, Ltd........................ 102,623    4,282,458
     Associated Banc-Corp................................. 120,642    2,611,899
     Assurant, Inc........................................  65,820    6,344,390

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES      VALUE+
                                                           --------- ------------
FINANCIALS -- (Continued)
     Assured Guaranty, Ltd................................   122,989 $  4,988,434
     Asta Funding, Inc....................................       885        3,770
*    Athene Holding, Ltd., Class A........................    62,217    2,669,109
*    Atlanticus Holdings Corp.............................    12,567       47,252
     Axis Capital Holdings, Ltd...........................    50,110    2,683,391
#    Banc of California, Inc..............................     2,500       36,450
*    Bancorp, Inc. (The)..................................     3,659       31,028
#    BancorpSouth Bank....................................     5,779      168,631
     Bank of America Corp................................. 5,929,137  168,802,530
     Bank of New York Mellon Corp. (The)..................   687,988   35,995,532
     Bank OZK.............................................    41,043    1,245,245
     BankFinancial Corp...................................    18,849      282,735
     BankUnited, Inc......................................    24,750      836,798
     Banner Corp..........................................     1,628       88,791
     Bar Harbor Bankshares................................     2,733       65,401
     BB&T Corp............................................   195,478    9,539,326
     BCB Bancorp, Inc.....................................     1,059       12,433
*    Berkshire Hathaway, Inc., Class B....................    10,796    2,219,010
     Berkshire Hills Bancorp, Inc.........................    30,747      837,856
*    Blucora, Inc.........................................    57,127    1,685,818
     Blue Hills Bancorp, Inc..............................     1,469       34,727
*    Brighthouse Financial, Inc...........................    64,354    2,402,978
     Brookline Bancorp, Inc...............................    90,600    1,347,222
*    Cannae Holdings, Inc.................................    15,438      298,571
     Capital City Bank Group, Inc.........................    14,283      342,792
     Capital One Financial Corp...........................   372,872   30,049,754
     Capitol Federal Financial, Inc.......................   101,029    1,300,243
     Carolina Financial Corp..............................     1,153       39,917
#    Cathay General Bancorp...............................    63,940    2,373,453
     CenterState Banks Corp...............................    32,264      800,147
     Century Bancorp, Inc., Class A.......................       295       22,901
     Chemical Financial Corp..............................    41,900    1,862,874
     Chemung Financial Corp...............................       300       12,576
     Chubb, Ltd...........................................   159,855   21,268,708
#    Cincinnati Financial Corp............................    12,284      996,478
     CIT Group, Inc.......................................    39,411    1,820,394
     Citigroup, Inc....................................... 1,870,326  120,561,214
#    Citizens Community Bancorp, Inc......................    10,355      121,671
     CME Group, Inc.......................................    77,028   14,040,664
     CNA Financial Corp...................................    51,474    2,360,598
     CNO Financial Group, Inc.............................   301,264    5,386,600
     Codorus Valley Bancorp, Inc..........................       158        3,492
     Columbia Banking System, Inc.........................    49,800    1,830,150
     Community Financial Corp. (The)......................       408       12,056
     Community Trust Bancorp, Inc.........................    13,495      548,032
     Community West Bancshares............................       400        4,060
     ConnectOne Bancorp, Inc..............................     1,200       24,000
# *  Consumer Portfolio Services, Inc.....................    26,500      101,760
# *  Cowen, Inc...........................................     3,989       64,502
*    Customers Bancorp, Inc...............................     2,290       45,044
     Donegal Group, Inc., Class A.........................    12,386      163,124
     E*TRADE Financial Corp...............................    86,881    4,053,867
     Eagle Bancorp Montana, Inc...........................       600       10,728
     EMC Insurance Group, Inc.............................    23,450      771,036
     Employers Holdings, Inc..............................    36,900    1,563,453
*    Enstar Group, Ltd....................................     1,400      249,200
     ESSA Bancorp, Inc....................................     8,217      123,748
     Evans Bancorp, Inc...................................     1,681       58,835
     Everest Re Group, Ltd................................    34,913    7,647,693

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES      VALUE+
                                                           --------- ------------
FINANCIALS -- (Continued)
     FBL Financial Group, Inc., Class A...................    24,660 $  1,731,625
     Federal Agricultural Mortgage Corp., Class A.........       177       12,040
     Federal Agricultural Mortgage Corp., Class C.........     9,500      672,125
     FedNat Holding Co....................................    13,665      247,473
     Fidelity Southern Corp...............................     7,213      219,708
     Fifth Third Bancorp..................................   173,516    4,653,699
     Financial Institutions, Inc..........................       296        7,939
     First American Financial Corp........................    73,806    3,696,204
     First Bancorp........................................    16,138      593,394
     First BanCorp........................................     9,225       98,246
     First Busey Corp.....................................     2,600       64,376
     First Business Financial Services, Inc...............       964       19,897
     First Citizens BancShares, Inc., Class A.............     8,627    3,515,761
     First Commonwealth Financial Corp....................    30,547      415,439
     First Defiance Financial Corp........................    21,760      613,197
#    First Financial Bancorp..............................   112,065    2,950,671
     First Financial Northwest, Inc.......................    25,371      384,371
     First Hawaiian, Inc..................................    18,350      472,146
#    First Horizon National Corp..........................   138,518    2,033,444
     First Interstate BancSystem, Inc., Class A...........     2,348       91,384
     First Merchants Corp.................................    36,312    1,330,109
     First Midwest Bancorp, Inc...........................    77,318    1,702,542
     First United Corp....................................     1,266       20,509
*    Flagstar Bancorp, Inc................................     8,432      260,127
#    FNB Corp.............................................   155,117    1,807,113
# *  Franklin Financial Network, Inc......................       400       12,748
#    Fulton Financial Corp................................   126,880    2,036,424
*    Genworth Financial, Inc., Class A....................    34,964      169,226
     Global Indemnity, Ltd................................     8,282      272,478
     Goldman Sachs Group, Inc. (The)......................   209,155   41,414,782
     Great Southern Bancorp, Inc..........................     1,616       86,197
     Great Western Bancorp, Inc...........................    17,961      633,844
     Guaranty Federal Bancshares, Inc.....................     1,684       37,890
*    Hallmark Financial Services, Inc.....................    16,734      162,320
     Hancock Whitney Corp.................................    52,689    2,164,464
     Hanmi Financial Corp.................................     3,221       70,637
     Hanover Insurance Group, Inc. (The)..................    88,829   10,130,059
     Hartford Financial Services Group, Inc. (The)........   245,844   11,535,000
     Heartland Financial USA, Inc.........................       465       21,092
     Hilltop Holdings, Inc................................    26,171      481,808
*    HMN Financial, Inc...................................     3,456       68,740
     Home Bancorp, Inc....................................       719       25,424
#    Home BancShares, Inc.................................    10,133      185,535
*    HomeStreet, Inc......................................     2,200       53,834
     Hope Bancorp, Inc....................................    23,028      329,531
     HopFed Bancorp, Inc..................................     6,781      133,043
     Horace Mann Educators Corp...........................    58,206    2,424,280
#    Huntington Bancshares, Inc...........................    70,847      938,014
     IBERIABANK Corp......................................    38,909    2,874,986
     Independent Bank Group, Inc..........................    16,199      854,659
     International Bancshares Corp........................    10,000      354,700
     Invesco, Ltd.........................................   237,874    4,334,064
     Investment Technology Group, Inc.....................    23,677      716,466
     Investors Bancorp, Inc...............................    67,311      817,156
     Investors Title Co...................................     1,069      184,648
#    Janus Henderson Group P.L.C..........................   135,921    2,967,155
#    Jefferies Financial Group, Inc.......................    99,975    2,080,480
     JPMorgan Chase & Co.................................. 2,307,658  238,842,603
     Kemper Corp..........................................    59,119    4,444,566

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES     VALUE+
                                                           --------- -----------
FINANCIALS -- (Continued)
     KeyCorp..............................................   526,210 $ 8,666,679
     Lakeland Bancorp, Inc................................    10,040     157,126
     Landmark Bancorp, Inc................................     2,509      57,858
     Legg Mason, Inc......................................    43,400   1,293,320
     Lincoln National Corp................................   134,595   7,872,462
     Loews Corp...........................................   243,798  11,677,924
     Mackinac Financial Corp..............................     6,893     108,565
     Marlin Business Services Corp........................    13,787     305,934
     MB Financial, Inc....................................    19,678     873,310
# *  MBIA, Inc............................................    82,267     790,586
     MBT Financial Corp...................................     9,396      94,054
     Mercantile Bank Corp.................................     4,422     146,810
     Meridian Bancorp, Inc................................     1,000      15,835
     MetLife, Inc.........................................   949,912  43,382,481
*    MGIC Investment Corp.................................   237,667   2,966,084
     MidWestOne Financial Group, Inc......................       346       9,588
     Morgan Stanley....................................... 1,102,617  46,640,699
     MutualFirst Financial, Inc...........................     2,300      66,700
     MVB Financial Corp...................................       118       1,987
     National Western Life Group, Inc., Class A...........       900     272,970
     Navient Corp.........................................     6,800      77,520
     Navigators Group, Inc. (The).........................     9,617     671,267
     Nelnet, Inc., Class A................................    16,900     888,940
#    New York Community Bancorp, Inc......................   131,284   1,525,520
>>   NewStar Financial, Inc...............................    41,166       8,015
     Northfield Bancorp, Inc..............................     2,300      32,913
     Northrim BanCorp, Inc................................     5,734     189,967
     OceanFirst Financial Corp............................     5,000     120,050
     OFG Bancorp..........................................    33,091     641,304
     Old National Bancorp.................................   104,940   1,693,732
     Old Republic International Corp......................   174,823   3,522,683
*    OneMain Holdings, Inc................................    29,426     879,543
     Oppenheimer Holdings, Inc., Class A..................     3,097      83,402
*    Pacific Premier Bancorp, Inc.........................     3,466     103,114
#    PacWest Bancorp......................................   112,392   4,337,207
     Peoples Bancorp of North Carolina, Inc...............       275       7,150
     Peoples Bancorp, Inc.................................    15,923     509,536
     People's United Financial, Inc.......................   216,307   3,543,109
#    Pinnacle Financial Partners, Inc.....................    20,777   1,117,179
     PNC Financial Services Group, Inc. (The).............   217,040  26,624,297
     Popular, Inc.........................................    74,736   4,081,333
# *  PRA Group, Inc.......................................     3,671     108,331
     Premier Financial Bancorp, Inc.......................     6,096      86,990
     Principal Financial Group, Inc.......................   218,754  10,953,013
     ProAssurance Corp....................................     2,700     115,182
#    Prosperity Bancshares, Inc...........................    14,152   1,006,773
     Protective Insurance Corp., Class A..................       300       5,625
     Protective Insurance Corp., Class B..................     5,929     109,271
     Provident Financial Holdings, Inc....................       544       9,248
     Provident Financial Services, Inc....................    71,759   1,773,165
     Prudential Bancorp, Inc..............................       600      10,944
     Prudential Financial, Inc............................   497,625  45,851,167
     Radian Group, Inc....................................   161,945   3,115,822
     Regions Financial Corp............................... 1,302,555  19,759,759
     Reinsurance Group of America, Inc....................   153,566  22,182,609
#    RenaissanceRe Holdings, Ltd..........................    28,067   3,874,088
     Renasant Corp........................................    43,702   1,552,295
     Riverview Bancorp, Inc...............................     1,682      12,531
     Safety Insurance Group, Inc..........................    26,197   2,156,275

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES       VALUE+
                                                           --------- --------------
FINANCIALS -- (Continued)
     Salisbury Bancorp, Inc...............................       300 $       12,084
     Sandy Spring Bancorp, Inc............................     9,725        317,132
     Santander Consumer USA Holdings, Inc.................     9,982        190,257
     SB Financial Group, Inc..............................     1,128         20,665
*    Select Bancorp, Inc..................................       600          7,260
#    Selective Insurance Group, Inc.......................    45,200      2,753,584
     Severn Bancorp, Inc..................................     1,399         11,542
     SI Financial Group, Inc..............................     5,661         72,914
     Signature Bank.......................................    16,713      2,127,732
     Simmons First National Corp., Class A................    26,248        649,376
     South State Corp.....................................     9,772        648,372
     Southern National Bancorp of Virginia, Inc...........       193          2,910
#    State Auto Financial Corp............................    15,100        513,400
     Sterling Bancorp.....................................   155,273      2,987,453
     Stewart Information Services Corp....................    12,271        545,446
     Stifel Financial Corp................................    47,800      2,288,186
     SunTrust Banks, Inc..................................   255,532     15,183,711
     Synchrony Financial..................................   544,549     16,358,252
     Synovus Financial Corp...............................    68,530      2,427,333
     TCF Financial Corp...................................    13,100        290,296
     Territorial Bancorp, Inc.............................       823         22,698
*    Texas Capital Bancshares, Inc........................    19,680      1,146,754
     Timberland Bancorp, Inc..............................     2,500         70,300
     Tiptree, Inc.........................................    37,071        220,572
     Towne Bank...........................................     2,600         67,496
     Travelers Cos., Inc. (The)...........................   178,800     22,446,552
     TriCo Bancshares.....................................       854         32,213
#    Trustmark Corp.......................................    71,711      2,261,048
     UMB Financial Corp...................................     3,124        201,061
     Umpqua Holdings Corp.................................   123,467      2,182,897
     Union Bankshares Corp................................    28,126        887,657
#    United Bankshares, Inc...............................    30,327      1,072,666
     United Community Banks, Inc..........................     7,372        189,608
     United Financial Bancorp, Inc........................     9,993        147,996
     United Fire Group, Inc...............................    24,429      1,270,308
     Unity Bancorp, Inc...................................     3,592         71,158
     Univest Financial Corp...............................     2,256         52,993
     Unum Group...........................................   517,445     17,986,388
#    Valley National Bancorp..............................   158,654      1,603,992
     Voya Financial, Inc..................................    55,189      2,562,425
     Washington Federal, Inc..............................    97,887      2,847,533
     Waterstone Financial, Inc............................     1,426         22,388
     Wells Fargo & Co..................................... 2,670,867    130,632,105
     WesBanco, Inc........................................    34,796      1,413,066
     Western New England Bancorp, Inc.....................    11,698        108,207
     White Mountains Insurance Group, Ltd.................       272        243,054
     Wintrust Financial Corp..............................    51,724      3,679,645
#    Zions Bancorp NA.....................................    53,325      2,537,737
                                                                     --------------
TOTAL FINANCIALS..........................................            1,448,682,276
                                                                     --------------
HEALTH CARE -- (14.7%)
     Abbott Laboratories..................................   915,297     66,798,375
# *  Acadia Healthcare Co., Inc...........................    45,520      1,245,427
     Aceto Corp...........................................    31,686         38,340
*    Addus HomeCare Corp..................................     2,044        122,947
     Allergan P.L.C.......................................   131,701     18,962,310
*    Allscripts Healthcare Solutions, Inc.................   203,244      2,396,247
# *  Amneal Pharmaceuticals, Inc..........................     4,700         57,716
*    AngioDynamics, Inc...................................    14,354        302,869

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES      VALUE+
                                                           --------- ------------
HEALTH CARE -- (Continued)
# *  Anika Therapeutics, Inc..............................    14,671 $    557,351
     Anthem, Inc..........................................   504,640  152,905,920
*    Avanos Medical, Inc..................................    32,638    1,486,661
     Becton Dickinson and Co..............................       300       74,838
*    Bio-Rad Laboratories, Inc., Class A..................     5,474    1,367,788
*    Bluebird Bio, Inc....................................     7,100      947,353
*    Brookdale Senior Living, Inc.........................   216,656    1,765,746
*    Cambrex Corp.........................................     2,300      100,395
*    Catalent, Inc........................................    59,241    2,187,770
*    Centene Corp.........................................    20,136    2,629,158
*    Cigna Corp...........................................   256,808   51,312,807
# *  Concert Pharmaceuticals, Inc.........................     5,383       76,170
     CONMED Corp..........................................    43,239    3,041,864
     Cooper Cos., Inc. (The)..............................    13,956    3,890,375
*    Cross Country Healthcare, Inc........................     7,595       73,140
*    CryoLife, Inc........................................    17,502      488,481
# *  Cumberland Pharmaceuticals, Inc......................    23,319      124,757
     CVS Health Corp...................................... 1,978,624  129,698,803
     Danaher Corp.........................................   405,225   44,947,557
     DENTSPLY SIRONA, Inc.................................    73,992    3,103,964
     Digirad Corp.........................................    26,711       18,845
# *  Diplomat Pharmacy, Inc...............................    34,200      495,900
*    Emergent BioSolutions, Inc...........................    48,978    3,055,737
*    Endo International P.L.C.............................    14,700      143,325
*    Enzo Biochem, Inc....................................     6,287       23,639
*    FONAR Corp...........................................       960       21,216
*    Harvard Bioscience, Inc..............................    16,180       55,497
*    HMS Holdings Corp....................................     6,400      191,936
     Humana, Inc..........................................   198,071   61,201,958
*    Integer Holdings Corp................................    41,672    3,375,015
# *  Integra LifeSciences Holdings Corp...................    12,395      587,027
*    IntriCon Corp........................................     2,835       73,483
#    Invacare Corp........................................     7,330       37,676
*    Jazz Pharmaceuticals P.L.C...........................    43,561    5,483,894
     Kewaunee Scientific Corp.............................     1,631       52,518
*    Laboratory Corp. of America Holdings.................     8,149    1,135,563
# *  LHC Group, Inc.......................................    30,318    3,205,522
*    LivaNova P.L.C.......................................    34,101    3,148,204
     Luminex Corp.........................................     1,400       39,046
*    Magellan Health, Inc.................................    18,699    1,218,427
# *  Mallinckrodt P.L.C...................................    81,300    1,777,218
     McKesson Corp........................................    70,069    8,986,349
*    MEDNAX, Inc..........................................    81,102    2,928,593
*    Medpace Holdings, Inc................................       800       51,520
     Medtronic P.L.C......................................   814,175   71,964,928
# *  Merit Medical Systems, Inc...........................    27,130    1,533,659
*    Molina Healthcare, Inc...............................    18,941    2,518,774
*    Mylan NV.............................................    28,680      858,966
# *  Myriad Genetics, Inc.................................    79,816    2,250,013
     National HealthCare Corp.............................     6,880      552,670
*    Natus Medical, Inc...................................    16,198      546,521
*    Nektar Therapeutics..................................    14,000      592,760
*    NuVasive, Inc........................................     4,355      218,360
*    Nuvectra Corp........................................    10,668      149,352
# *  Omnicell, Inc........................................    35,405    2,305,928
#    Owens & Minor, Inc...................................     2,841       21,506
#    PerkinElmer, Inc.....................................    76,500    6,923,250
     Perrigo Co. P.L.C....................................    24,295    1,128,503
     Pfizer, Inc.......................................... 3,696,959  156,935,910

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
HEALTH CARE -- (Continued)
# *  Premier, Inc., Class A...............................  14,564 $    579,502
# *  Prestige Consumer Healthcare, Inc.................... 111,489    3,112,773
*    Providence Service Corp. (The).......................  11,898      763,138
     Quest Diagnostics, Inc...............................  10,366      905,470
*    RTI Surgical, Inc....................................  65,316      286,737
*    Select Medical Holdings Corp......................... 124,004    1,936,943
     STERIS P.L.C.........................................     200       22,812
*    Surmodics, Inc.......................................   5,593      320,311
# *  Syneos Health, Inc...................................  45,089    2,301,343
#    Taro Pharmaceutical Industries, Ltd..................   3,078      292,841
     Teleflex, Inc........................................  23,829    6,517,232
     Thermo Fisher Scientific, Inc........................ 435,609  107,016,063
*    Triple-S Management Corp., Class B...................  20,684      416,989
*    United Therapeutics Corp.............................  28,639    3,302,936
     UnitedHealth Group, Inc..............................  89,716   24,241,263
# *  Varex Imaging Corp...................................   8,098      230,712
*    WellCare Health Plans, Inc...........................  18,375    5,080,320
     Zimmer Biomet Holdings, Inc..........................  10,322    1,130,878
                                                                   ------------
TOTAL HEALTH CARE.........................................          994,972,600
                                                                   ------------
INDUSTRIALS -- (12.0%)
     AAR Corp.............................................  34,206    1,288,882
     ABM Industries, Inc..................................  68,700    2,348,853
#    Acme United Corp.....................................   1,030       17,211
#    Acuity Brands, Inc...................................  26,009    3,144,748
*    Advanced Disposal Services, Inc......................   5,937      149,612
# *  AECOM................................................ 101,879    3,118,516
*    Aegion Corp..........................................  42,549      772,264
*    Aerovironment, Inc...................................  35,065    2,723,148
     AGCO Corp............................................  63,273    4,062,127
     Air Lease Corp.......................................  62,575    2,374,096
*    Air Transport Services Group, Inc....................  20,108      477,565
     Alamo Group, Inc.....................................  22,751    1,959,544
     Alaska Air Group, Inc................................ 109,152    6,980,270
     Albany International Corp., Class A..................  20,551    1,411,032
#    Allegiant Travel Co..................................   3,727      484,510
     AMERCO...............................................  29,431   10,673,446
*    Ameresco, Inc., Class A..............................     981       14,646
# *  American Woodmark Corp...............................  16,604    1,161,450
#    Apogee Enterprises, Inc..............................  36,374    1,239,262
     Applied Industrial Technologies, Inc.................   7,175      423,397
*    ARC Document Solutions, Inc..........................  20,800       50,544
     ArcBest Corp.........................................  12,135      456,519
     Arconic, Inc......................................... 256,734    4,831,734
     Arcosa, Inc..........................................  61,271    1,803,206
     Argan, Inc...........................................  16,121      680,629
*    Armstrong Flooring, Inc..............................   9,383      126,858
*    ASGN, Inc............................................  56,851    3,581,044
     Astec Industries, Inc................................  22,925      848,684
# *  Atlas Air Worldwide Holdings, Inc....................  29,094    1,548,383
     AZZ, Inc.............................................  18,300      818,925
     Barnes Group, Inc....................................  49,500    2,924,460
# *  Beacon Roofing Supply, Inc...........................  26,399      959,076
*    BMC Stock Holdings, Inc..............................   3,700       63,492
     Brady Corp., Class A.................................  38,500    1,721,335
     Briggs & Stratton Corp...............................  48,233      621,241
*    Builders FirstSource, Inc............................  21,200      280,264
*    CAI International, Inc...............................  17,082      423,975
     Carlisle Cos., Inc...................................  43,002    4,632,605

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CONTINUED


                                                            SHARES     VALUE+
                                                           --------- -----------
INDUSTRIALS -- (Continued)
*    Casella Waste Systems, Inc., Class A.................     5,201 $   156,654
*    CBIZ, Inc............................................    39,049     765,360
# *  CECO Environmental Corp..............................     3,773      25,958
*    Chart Industries, Inc................................    19,320   1,443,204
     Chicago Rivet & Machine Co...........................       700      19,727
# *  CIRCOR International, Inc............................     9,719     268,730
*    Clean Harbors, Inc...................................    35,622   2,109,179
# *  Colfax Corp..........................................    11,296     279,576
     Columbus McKinnon Corp...............................    17,542     635,020
     Comfort Systems USA, Inc.............................    44,560   2,137,543
*    Commercial Vehicle Group, Inc........................    14,933     111,550
     CompX International, Inc.............................       500       7,130
     Copa Holdings SA, Class A............................    34,552   3,277,257
*    Covenant Transportation Group, Inc., Class A.........     7,080     166,946
     CRA International, Inc...............................     7,613     317,767
     Crane Co.............................................    24,844   2,056,089
*    CSW Industrials, Inc.................................       300      15,495
     CSX Corp............................................. 1,055,544  69,349,241
     Cubic Corp...........................................     6,714     431,509
     Curtiss-Wright Corp..................................    46,353   5,261,993
     Delta Air Lines, Inc.................................   433,135  21,409,863
     Deluxe Corp..........................................    11,803     554,387
     DMC Global, Inc......................................       372      12,841
     Douglas Dynamics, Inc................................    30,234   1,070,284
*    Ducommun, Inc........................................    12,645     497,834
*    DXP Enterprises, Inc.................................       402      13,230
*    Dycom Industries, Inc................................     7,110     412,736
     Eastern Co. (The)....................................    10,193     277,046
     Eaton Corp. P.L.C....................................   265,270  20,226,837
*    Echo Global Logistics, Inc...........................    23,380     555,509
     EMCOR Group, Inc.....................................    62,981   4,108,251
     Encore Wire Corp.....................................    19,966   1,076,167
     EnerSys..............................................    44,739   3,814,447
#    Ennis, Inc...........................................    30,835     611,766
     EnPro Industries, Inc................................     8,338     550,725
     ESCO Technologies, Inc...............................    29,848   1,943,403
     Espey Manufacturing & Electronics Corp...............     1,671      43,358
*    Esterline Technologies Corp..........................    44,968   5,472,606
     Federal Signal Corp..................................    71,923   1,580,868
     FedEx Corp...........................................   127,314  22,607,147
#    Flowserve Corp.......................................    52,147   2,296,554
     Fluor Corp...........................................   119,205   4,359,327
     Fortune Brands Home & Security, Inc..................   124,852   5,655,796
     Forward Air Corp.....................................     2,600     152,178
*    Franklin Covey Co....................................     3,046      74,201
     Franklin Electric Co., Inc...........................     7,174     342,774
*    FreightCar America, Inc..............................     4,692      33,407
*    FTI Consulting, Inc..................................    43,936   3,001,708
*    Gardner Denver Holdings, Inc.........................    56,146   1,385,122
#    GATX Corp............................................    65,445   4,952,878
*    Gencor Industries, Inc...............................    13,149     182,245
     General Electric Co.................................. 1,864,734  18,945,697
# *  Genesee & Wyoming, Inc., Class A.....................    28,608   2,246,300
# *  Gibraltar Industries, Inc............................    34,603   1,233,597
# *  Goldfield Corp. (The)................................     4,304      11,750
     Gorman-Rupp Co. (The)................................    22,062     762,242
*    GP Strategies Corp...................................    18,583     279,488
#    Granite Construction, Inc............................    43,117   1,863,517
*    Great Lakes Dredge & Dock Corp.......................    69,820     493,627

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CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
INDUSTRIALS -- (Continued)
     Greenbrier Cos., Inc. (The)..........................  22,451 $   952,147
     Griffon Corp.........................................  40,152     638,818
#    Hawaiian Holdings, Inc...............................  24,322     778,790
#    Heartland Express, Inc...............................   4,300      86,043
     Heidrick & Struggles International, Inc..............  18,634     615,854
*    Herc Holdings, Inc...................................   1,679      62,207
*    Heritage-Crystal Clean, Inc..........................   7,165     183,424
     Herman Miller, Inc...................................  21,186     725,197
# *  Hertz Global Holdings, Inc...........................  55,682     923,764
*    Hub Group, Inc., Class A.............................   6,511     289,805
     Hubbell, Inc.........................................  17,724   1,937,765
     Hurco Cos., Inc......................................   7,910     303,349
*    Huron Consulting Group, Inc..........................  15,801     763,978
     Hyster-Yale Materials Handling, Inc..................  12,246     852,199
     ICF International, Inc...............................  31,660   2,087,027
     Ingersoll-Rand P.L.C................................. 213,109  21,319,424
*    InnerWorkings, Inc...................................  66,086     303,335
     Insteel Industries, Inc..............................  17,578     388,298
     ITT, Inc.............................................  56,136   2,950,508
# *  JELD-WEN Holding, Inc................................   1,631      29,097
*    JetBlue Airways Corp................................. 324,893   5,844,825
     Johnson Controls International P.L.C................. 151,178   5,105,281
     Kadant, Inc..........................................  12,486   1,065,056
     Kaman Corp...........................................  19,988   1,181,691
     KAR Auction Services, Inc............................  18,100     941,381
     KBR, Inc.............................................  24,193     416,120
     Kennametal, Inc......................................  28,783   1,081,665
     Kimball International, Inc., Class B.................  35,232     497,828
# *  Kirby Corp...........................................  41,400   3,101,274
#    Knight-Swift Transportation Holdings, Inc............  56,839   1,804,638
     Knoll, Inc...........................................   4,200      84,672
     Korn/Ferry International.............................  61,810   2,818,536
# *  Kratos Defense & Security Solutions, Inc.............   2,711      41,993
     L3 Technologies, Inc................................. 100,470  19,780,534
*    Lawson Products, Inc.................................   8,847     261,871
*    LB Foster Co., Class A...............................   6,682     119,407
     LSC Communications, Inc..............................   5,700      45,201
     LSI Industries, Inc..................................  27,715      90,628
*    Lydall, Inc..........................................  15,105     400,585
#    Macquarie Infrastructure Corp........................   1,300      56,121
     ManpowerGroup, Inc...................................  48,743   3,852,159
     Marten Transport, Ltd................................  79,636   1,540,957
*    Masonite International Corp..........................  10,406     595,223
# *  MasTec, Inc..........................................  63,539   2,819,861
     Matson, Inc..........................................  62,316   2,088,209
     Matthews International Corp., Class A................  22,887   1,018,243
     McGrath RentCorp.....................................  17,552     884,621
# *  Mercury Systems, Inc.................................   2,055     120,485
*    Milacron Holdings Corp...............................  37,800     523,908
     Miller Industries, Inc...............................  20,099     603,975
*    Mistras Group, Inc...................................   4,200      61,782
     Mobile Mini, Inc.....................................  54,461   2,058,081
     Moog, Inc., Class A..................................  35,839   3,206,515
# *  MRC Global, Inc...................................... 104,097   1,625,995
     MSC Industrial Direct Co., Inc., Class A.............  19,765   1,650,180
     Mueller Industries, Inc..............................  44,012   1,140,351
     Mueller Water Products, Inc., Class A................  41,700     411,996
#    Multi-Color Corp.....................................   8,908     414,667
*    MYR Group, Inc.......................................  19,582     596,664

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CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
INDUSTRIALS -- (Continued)
#    National Presto Industries, Inc......................     571 $    68,303
     Navigant Consulting, Inc.............................  12,297     318,738
     Nielsen Holdings P.L.C...............................  91,660   2,353,829
*    NL Industries, Inc...................................   4,775      18,097
#    NN, Inc..............................................  18,396     167,955
     Norfolk Southern Corp................................ 545,229  91,456,712
*    Northwest Pipe Co....................................   5,286     121,789
# *  NOW, Inc.............................................   5,412      73,224
     nVent Electric P.L.C................................. 121,834   3,048,287
     Oshkosh Corp.........................................  75,138   5,639,107
     Owens Corning........................................ 149,300   7,821,827
     PACCAR, Inc..........................................  93,329   6,114,916
*    PAM Transportation Services, Inc.....................   6,449     316,968
     Pentair P.L.C........................................  75,472   3,108,692
*    Perma-Pipe International Holdings, Inc...............   8,900      77,430
*    PGT Innovations, Inc.................................   2,600      43,264
     Powell Industries, Inc...............................   5,719     159,617
     Primoris Services Corp...............................  32,400     646,380
#    Quad/Graphics, Inc...................................   6,491      87,693
     Quanex Building Products Corp........................  30,731     480,940
     Quanta Services, Inc................................. 168,307   5,947,969
*    Radiant Logistics, Inc...............................  42,044     207,697
     Raytheon Co..........................................   6,649   1,095,489
*    RCM Technologies, Inc................................  15,245      59,456
     Regal Beloit Corp....................................  18,970   1,456,137
     Republic Services, Inc............................... 429,755  32,966,506
*    Resideo Technologies, Inc............................   2,075      45,505
     Resources Connection, Inc............................  28,155     470,470
*    Rexnord Corp.........................................  65,878   1,722,710
     Rush Enterprises, Inc., Class A......................  33,503   1,281,490
     Rush Enterprises, Inc., Class B......................  18,522     720,876
     Ryder System, Inc....................................  89,844   5,202,866
*    Saia, Inc............................................  29,325   1,758,620
     Schneider National, Inc., Class B....................   7,900     167,796
*    Sensata Technologies Holding P.L.C................... 111,547   5,298,482
*    SIFCO Industries, Inc................................   4,527      14,667
     Simpson Manufacturing Co., Inc.......................  43,300   2,657,754
     SkyWest, Inc.........................................  55,106   2,807,651
     Snap-on, Inc.........................................  15,588   2,587,452
     Southwest Airlines Co................................ 531,263  30,154,488
     Spartan Motors, Inc..................................  16,820     141,624
*    Sparton Corp.........................................   8,563     157,474
*    Spirit Airlines, Inc.................................  61,789   3,634,429
*    SPX FLOW, Inc........................................  20,567     673,981
     Standex International Corp...........................  22,341   1,666,192
     Stanley Black & Decker, Inc.......................... 129,900  16,424,556
     Steelcase, Inc., Class A............................. 100,669   1,661,039
# *  Stericycle, Inc......................................  58,634   2,584,587
*    Sterling Construction Co., Inc.......................  29,900     395,876
# *  Team, Inc............................................   6,674      95,705
#    Terex Corp...........................................  84,315   2,589,314
     Tetra Tech, Inc......................................  57,122   3,152,563
     Textron, Inc.........................................   1,844      98,156
*    Thermon Group Holdings, Inc..........................   4,300      99,158
     Timken Co. (The).....................................  28,973   1,233,960
     Titan International, Inc.............................  19,064     107,140
*    Titan Machinery, Inc.................................   2,883      54,027
*    Transcat, Inc........................................   7,700     172,480
*    TriMas Corp..........................................   6,000     173,940

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CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
INDUSTRIALS -- (Continued)
#    Trinity Industries, Inc.............................. 120,734 $  2,822,761
#    Triton International, Ltd............................  27,753      997,720
#    Triumph Group, Inc...................................   3,794       67,723
# *  Tutor Perini Corp....................................  40,944      704,646
*    Twin Disc, Inc.......................................   6,900      125,028
*    Ultralife Corp.......................................   3,309       26,472
     UniFirst Corp........................................  18,705    2,589,333
     Union Pacific Corp................................... 563,195   89,587,429
*    United Continental Holdings, Inc..................... 114,796   10,018,247
     United Technologies Corp............................. 210,708   24,878,294
# *  Univar, Inc..........................................  23,353      486,443
     Universal Forest Products, Inc.......................  95,400    2,940,228
*    USA Truck, Inc.......................................   7,482      133,629
     USG Corp.............................................  52,100    2,248,115
     Valmont Industries, Inc..............................   6,200      799,800
*    Vectrus, Inc.........................................   8,269      208,296
*    Veritiv Corp.........................................   9,437      322,274
     Viad Corp............................................  23,193    1,222,271
     Virco Manufacturing Corp.............................  12,601       53,428
     VSE Corp.............................................     610       19,904
     Wabash National Corp.................................  23,800      331,772
#    Wabtec Corp..........................................  39,741    2,748,488
     Watts Water Technologies, Inc., Class A..............  20,022    1,499,047
#    Werner Enterprises, Inc..............................  36,605    1,205,037
*    Wesco Aircraft Holdings, Inc.........................  13,057      114,118
*    WESCO International, Inc.............................  52,083    2,729,149
*    Willis Lease Finance Corp............................   6,713      256,974
     Woodward, Inc........................................  14,712    1,336,585
# *  XPO Logistics, Inc...................................  99,105    6,023,602
                                                                   ------------
TOTAL INDUSTRIALS.................................................  811,650,265
                                                                   ------------
INFORMATION TECHNOLOGY -- (11.2%)
*    ACI Worldwide, Inc...................................  49,250    1,455,830
*    Advanced Energy Industries, Inc......................   6,800      348,772
*    Agilysys, Inc........................................  14,791      261,801
*    Alithya Group, Inc., Class A.........................  11,334       31,395
*    Alpha & Omega Semiconductor, Ltd.....................  20,661      246,073
     Amdocs, Ltd..........................................  73,504    4,107,404
*    Amkor Technology, Inc................................   1,400       11,200
     Analog Devices, Inc..................................  33,465    3,308,350
*    Anixter International, Inc...........................  16,101      977,492
# *  Arlo Technologies, Inc...............................   4,358       31,334
*    ARRIS International P.L.C............................ 123,333    3,871,423
*    Arrow Electronics, Inc............................... 175,521   13,330,820
     AstroNova, Inc.......................................   6,285      125,574
     Avnet, Inc........................................... 139,400    5,743,280
     AVX Corp.............................................  72,760    1,291,490
*    Aware, Inc...........................................  14,326       50,428
*    Axcelis Technologies, Inc............................     175        3,645
# *  AXT, Inc.............................................  24,921      102,425
     Bel Fuse, Inc., Class A..............................   3,574       72,195
     Bel Fuse, Inc., Class B..............................  11,381      262,673
#    Belden, Inc..........................................  11,157      598,127
     Benchmark Electronics, Inc...........................  62,063    1,577,641
     Brooks Automation, Inc...............................  50,847    1,582,867
     Cabot Microelectronics Corp..........................   5,417      551,938
*    CACI International, Inc., Class A....................  27,304    4,564,683
*    Calix, Inc...........................................  10,904      118,636
*    Cardtronics P.L.C., Class A..........................  13,293      359,842

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES      VALUE+
                                                           --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
     CCUR Holdings, Inc...................................    11,740 $     43,790
*    Ciena Corp...........................................   133,800    5,096,442
*    Cirrus Logic, Inc....................................    56,200    2,087,830
     Cisco Systems, Inc................................... 4,221,011  199,611,610
# *  Coherent, Inc........................................     9,211    1,088,740
     Cohu, Inc............................................    17,208      301,828
*    CommScope Holding Co., Inc...........................   116,792    2,442,121
     Comtech Telecommunications Corp......................    15,569      388,758
*    Conduent, Inc........................................   171,508    2,186,727
*    CoreLogic, Inc.......................................    96,545    3,504,584
     Corning, Inc.........................................   785,955   26,140,863
*    Cray, Inc............................................     7,670      168,280
# *  Cree, Inc............................................    77,800    3,923,454
     CSP, Inc.............................................     2,414       23,416
     CTS Corp.............................................    66,936    1,898,974
# *  CyberOptics Corp.....................................     3,281       69,196
#    Cypress Semiconductor Corp...........................   207,774    2,881,825
     Daktronics, Inc......................................    44,000      331,320
*    Dell Technologies, Class C...........................    24,705    1,200,416
*    Digi International, Inc..............................    25,438      301,695
*    Diodes, Inc..........................................     4,709      158,364
     Dolby Laboratories, Inc., Class A....................    10,000      646,300
*    DSP Group, Inc.......................................    46,713      590,452
     DXC Technology Co....................................   228,936   14,679,376
*    EchoStar Corp., Class A..............................    27,151    1,112,648
*    Electro Scientific Industries, Inc...................     8,085      242,550
# *  Electronics for Imaging, Inc.........................    58,110    1,534,685
*    EMCORE Corp..........................................       744        3,266
*    ePlus, Inc...........................................    17,490    1,385,558
*    Fabrinet.............................................     8,855      503,318
*    FARO Technologies, Inc...............................    20,000      850,400
     Fidelity National Information Services, Inc..........   198,899   20,790,912
*    Finisar Corp.........................................    66,449    1,513,708
# *  First Solar, Inc.....................................    28,866    1,460,331
*    Flex, Ltd............................................   157,519    1,515,333
     FLIR Systems, Inc....................................    40,437    1,976,561
*    FormFactor, Inc......................................    83,395    1,252,593
*    Frequency Electronics, Inc...........................     7,390       97,991
*    GSI Technology, Inc..................................     2,491       19,206
*    Harmonic, Inc........................................    13,666       72,293
     Hewlett Packard Enterprise Co........................   894,616   13,947,063
# *  II-VI, Inc...........................................    43,940    1,667,962
*    Insight Enterprises, Inc.............................    42,100    1,933,232
     Intel Corp........................................... 4,943,498  232,937,626
     InterDigital, Inc....................................    11,300      822,753
# *  Itron, Inc...........................................    25,301    1,382,194
     Jabil, Inc...........................................   160,047    4,265,253
     Juniper Networks, Inc................................   212,100    5,501,874
     KEMET Corp...........................................    46,723      827,932
*    Key Tronic Corp......................................    17,623      127,767
*    Kimball Electronics, Inc.............................    23,443      379,073
     Kulicke & Soffa Industries, Inc......................    74,988    1,689,480
*    KVH Industries, Inc..................................    13,696      153,121
*    Lattice Semiconductor Corp...........................    35,397      276,097
*    Limelight Networks, Inc..............................    40,504      126,372
#    Littelfuse, Inc......................................    11,788    2,071,387
# *  LiveRamp Holdings, Inc...............................    48,169    2,092,461
     LogMeIn, Inc.........................................    27,580    2,565,492
# *  Lumentum Holdings, Inc...............................    34,339    1,679,521

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
INFORMATION TECHNOLOGY -- (Continued)
     ManTech International Corp., Class A.................   2,048 $    115,446
#    Marvell Technology Group, Ltd........................ 166,418    3,083,726
     Methode Electronics, Inc.............................  72,016    1,854,412
*    Micron Technology, Inc............................... 842,584   32,203,560
*    MicroStrategy, Inc., Class A.........................     900      114,201
     MKS Instruments, Inc.................................  62,405    5,094,120
     Monotype Imaging Holdings, Inc.......................   1,400       23,240
*    Nanometrics, Inc.....................................   1,600       48,944
# *  NETGEAR, Inc.........................................  34,428    1,363,693
*    Netscout Systems, Inc................................  21,784      564,859
# *  Nuance Communications, Inc........................... 200,300    3,178,761
*    ON Semiconductor Corp................................ 364,015    7,294,861
*    Optical Cable Corp...................................  10,474       37,287
*    OSI Systems, Inc.....................................     500       44,845
# *  PAR Technology Corp..................................  10,048      250,497
     Park Electrochemical Corp............................     830       18,907
     PC Connection, Inc...................................  35,467    1,175,022
# *  PCM, Inc.............................................  10,471      223,556
*    Perceptron, Inc......................................   1,300       10,036
*    Perficient, Inc......................................  28,300      721,933
     Perspecta, Inc....................................... 114,468    2,295,083
*    Photronics, Inc......................................  79,712      852,121
*    Plexus Corp..........................................  35,152    1,972,730
*    Qorvo, Inc...........................................  76,473    4,998,275
*    Rambus, Inc..........................................   9,315       84,021
*    Ribbon Communications, Inc...........................   6,622       36,951
     Richardson Electronics, Ltd..........................  15,464      113,970
# *  Rogers Corp..........................................  16,943    2,150,236
*    Rudolph Technologies, Inc............................  26,797      582,031
*    Sanmina Corp.........................................  39,846    1,243,992
*    ScanSource, Inc......................................  20,841      798,419
     Science Applications International Corp..............   3,594      241,301
     SS&C Technologies Holdings, Inc......................  51,586    2,656,163
*    Sykes Enterprises, Inc...............................  21,292      587,020
# *  Synaptics, Inc.......................................  40,726    1,620,895
     SYNNEX Corp..........................................  55,899    5,408,787
     TE Connectivity, Ltd................................. 197,255   15,967,792
*    Tech Data Corp.......................................  81,325    7,777,110
     TESSCO Technologies, Inc.............................   8,689      139,111
     TiVo Corp............................................  19,000      211,470
# *  TTM Technologies, Inc................................  72,684      834,412
# *  Ultra Clean Holdings, Inc............................  16,700      198,062
*    Veeco Instruments, Inc...............................  15,978      156,744
*    Verint Systems, Inc..................................  44,826    2,168,234
# *  ViaSat, Inc..........................................   8,800      551,672
# *  Viavi Solutions, Inc.................................  16,203      180,177
*    Virtusa Corp.........................................  30,064    1,458,705
#    Vishay Intertechnology, Inc.......................... 151,731    2,958,755
*    Vishay Precision Group, Inc..........................  16,480      550,926
     Western Digital Corp................................. 215,907    9,713,656
     Xerox Corp........................................... 219,074    6,180,078
     Xperi Corp...........................................  54,435    1,166,542
                                                                   ------------
TOTAL INFORMATION TECHNOLOGY..............................          756,809,059
                                                                   ------------
MATERIALS -- (2.2%)
*    AdvanSix, Inc........................................  19,500      616,980
#    Albemarle Corp.......................................  85,311    6,887,157
*    Alcoa Corp........................................... 173,747    5,156,811
# *  Allegheny Technologies, Inc..........................  63,324    1,734,444

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
MATERIALS -- (Continued)
# *  Ampco-Pittsburgh Corp................................   4,007 $   13,944
     Ashland Global Holdings, Inc......................... 112,560  8,543,304
     Bemis Co., Inc.......................................  41,892  2,046,005
     Boise Cascade Co.....................................  43,464  1,193,956
     Cabot Corp...........................................  52,535  2,463,366
     Carpenter Technology Corp............................  44,828  2,118,571
# *  Century Aluminum Co..................................  15,822    145,562
*    Clearwater Paper Corp................................  16,822    567,238
*    Coeur Mining, Inc....................................  13,910     71,637
     Commercial Metals Co.................................  75,297  1,313,933
#    Compass Minerals International, Inc..................  10,772    562,837
     Core Molding Technologies, Inc.......................  11,847    103,069
     Domtar Corp..........................................  46,407  2,176,488
     DowDuPont, Inc.......................................  81,559  4,388,690
     Eagle Materials, Inc.................................  17,439  1,238,169
     Element Solutions, Inc...............................  56,634    636,566
     Freeport-McMoRan, Inc................................  24,064    280,105
     Friedman Industries, Inc.............................   3,048     23,500
     FutureFuel Corp......................................   6,104    111,764
     Gold Resource Corp...................................   4,500     20,205
#    Graphic Packaging Holding Co......................... 226,842  2,737,983
     Greif, Inc., Class A.................................  21,053    821,067
     Hawkins, Inc.........................................     409     16,969
     Haynes International, Inc............................  10,047    329,542
     HB Fuller Co.........................................  58,475  2,888,080
#    Hecla Mining Co...................................... 430,424  1,162,145
     Huntsman Corp........................................ 151,388  3,325,994
     Innophos Holdings, Inc...............................  22,786    681,301
     Innospec, Inc........................................  16,733  1,175,828
     Kaiser Aluminum Corp.................................  27,181  2,728,157
*    Kraton Corp..........................................  18,082    509,912
#    Kronos Worldwide, Inc................................   2,217     29,198
     Louisiana-Pacific Corp............................... 173,457  4,228,882
*    LSB Industries, Inc..................................   1,758     13,097
#    Martin Marietta Materials, Inc.......................  23,633  4,175,478
     Materion Corp........................................  18,497    868,064
     Mercer International, Inc............................  21,725    320,878
     Minerals Technologies, Inc...........................  34,280  2,007,780
     Mosaic Co. (The).....................................  17,274    557,605
     Neenah, Inc..........................................   7,684    535,344
     Newmont Mining Corp.................................. 141,468  4,825,474
     Northern Technologies International Corp.............   3,035     92,568
     Nucor Corp........................................... 103,401  6,332,277
     Olin Corp............................................ 186,712  4,408,270
#    Olympic Steel, Inc...................................   9,986    192,430
#    Owens-Illinois, Inc..................................  40,137    805,550
     PH Glatfelter Co.....................................  43,300    553,374
*    PQ Group Holdings, Inc...............................   2,829     42,577
#    Rayonier Advanced Materials, Inc.....................   4,094     59,281
     Reliance Steel & Aluminum Co.........................  93,801  7,680,426
#    Royal Gold, Inc......................................  44,209  3,862,540
     Schnitzer Steel Industries, Inc., Class A............     400      9,680
     Schweitzer-Mauduit International, Inc................  30,600    981,036
#    Sensient Technologies Corp...........................  38,101  2,391,981
     Silgan Holdings, Inc.................................   5,100    140,862
     Sonoco Products Co...................................  61,593  3,546,525
     Steel Dynamics, Inc.................................. 185,468  6,786,274
     Stepan Co............................................   4,678    411,337
# *  Summit Materials, Inc., Class A......................  14,342    218,859

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                SHARES       VALUE+
                                                              ---------- --------------
MATERIALS -- (Continued)
*       SunCoke Energy, Inc..................................     62,210 $      699,240
        Synalloy Corp........................................        949         14,994
# *     TimkenSteel Corp.....................................     36,857        469,190
*       Trecora Resources....................................      1,376         11,930
        Tredegar Corp........................................     26,545        432,949
        Trinseo SA...........................................     16,569        812,710
        Tronox, Ltd., Class A................................     82,313        721,062
*       UFP Technologies, Inc................................        339         11,187
        United States Lime & Minerals, Inc...................      2,500        172,525
        United States Steel Corp.............................    168,857      3,806,037
*       Universal Stainless & Alloy Products, Inc............      6,269        112,403
# *     US Concrete, Inc.....................................      1,500         53,400
#       Valvoline, Inc.......................................    204,538      4,522,335
*       Verso Corp., Class A.................................      2,361         58,246
#       Vulcan Materials Co..................................     58,246      5,920,706
#       Westlake Chemical Corp...............................    158,152     11,687,433
        WestRock Co..........................................    128,973      5,250,491
        Worthington Industries, Inc..........................     48,820      1,841,979
                                                                         --------------
TOTAL MATERIALS..............................................               151,467,743
                                                                         --------------
REAL ESTATE -- (0.2%)
        Alexander & Baldwin, Inc.............................     55,273      1,273,490
        Griffin Industrial Realty, Inc.......................      1,500         50,445
*       Howard Hughes Corp. (The)............................     30,139      3,346,635
        Jones Lang LaSalle, Inc..............................     32,376      4,643,042
#       Kennedy-Wilson Holdings, Inc.........................     96,704      1,933,113
        Newmark Group, Inc., Class A.........................     14,983        156,572
*       Rafael Holdings, Inc., Class B.......................        550          8,481
        RE/MAX Holdings, Inc., Class A.......................      3,800        158,536
*       Stratus Properties, Inc..............................      3,069         72,735
                                                                         --------------
TOTAL REAL ESTATE............................................                11,643,049
                                                                         --------------
UTILITIES -- (0.1%)
        MDU Resources Group, Inc.............................    106,175      2,729,759
        New Jersey Resources Corp............................     47,817      2,319,125
        NRG Energy, Inc......................................     55,469      2,269,237
#       Ormat Technologies, Inc..............................     21,034      1,213,872
                                                                         --------------
TOTAL UTILITIES..............................................                 8,531,993
                                                                         --------------
TOTAL COMMON STOCKS..........................................             6,644,262,916
                                                                         --------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
* >>    Media General, Inc. Contingent Value Rights..........     25,196          1,973
                                                                         --------------
TOTAL INVESTMENT SECURITIES..................................             6,644,264,889
                                                                         --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
        State Street Institutional U.S. Government Money
          Market Fund 2.320%................................. 14,263,630     14,263,630
                                                                         --------------
SECURITIES LENDING COLLATERAL -- (1.7%)
@ (S)   DFA Short Term Investment Fund.......................  9,809,522    113,505,983
                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $4,047,799,566)^^......................................            $6,772,034,502
                                                                         ==============
P.L.C.  Public Limited Company...............................
SA      Special Assessment...................................

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

+ See Security Valuation Note within the Notes to Schedules of Investments. # Total or Partial Securities on Loan.
*  Non-Income Producing Securities.
>> Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
@ Security purchased with cash proceeds from Securities on Loan.
(S) Affiliated Fund.
^^ See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series' investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1         LEVEL 2    LEVEL 3     TOTAL
                               --------------   ------------ ------- --------------
Common Stocks
   Communication Services..... $  796,879,324             --   --    $  796,879,324
   Consumer Discretionary.....    421,527,336             --   --       421,527,336
   Consumer Staples...........    410,119,860             --   --       410,119,860
   Energy.....................    831,979,411             --   --       831,979,411
   Financials.................  1,448,674,261   $      8,015   --     1,448,682,276
   Health Care................    994,972,600             --   --       994,972,600
   Industrials................    811,650,265             --   --       811,650,265
   Information Technology.....    756,809,059             --   --       756,809,059
   Materials..................    151,467,743             --   --       151,467,743
   Real Estate................     11,643,049             --   --        11,643,049
   Utilities..................      8,531,993             --   --         8,531,993
Rights/Warrants
   Consumer Discretionary.....             --          1,973   --             1,973
Temporary Cash Investments....     14,263,630             --   --        14,263,630
Securities Lending Collateral.             --    113,505,983   --       113,505,983
                               --------------   ------------   --    --------------
TOTAL......................... $6,658,518,531   $113,515,971   --    $6,772,034,502
                               ==============   ============   ==    ==============

ORGANIZATION

The DFA Investment Trust Company (the Trust) is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (FASB) Accounting Standards Certification (ASC), Topic 946, Financial Services-Investment Companies.

SECURITY VALUATION

The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

..  Level 1--inputs are quoted prices in active markets for identical securities
   (including equity securities, open-end investment companies and futures contracts)

.. Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3--significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of each Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Series:

2. FUTURES CONTRACTS: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At January 31, 2019, the total cost of securities for federal income tax purposes was:

                                                                   FEDERAL
                                                                   TAX COST
                                                                  -----------
The U.S. Large Cap Value Series.................................. $22,879,382
The DFA International Value Series...............................  11,994,231
The Japanese Small Company Series................................   3,417,322
The Asia Pacific Small Company Series............................   1,842,121

                                                               FEDERAL TAX
                                                                  COST
                                                               -----------
The United Kingdom Small Company Series....................... $2,250,062
The Continental Small Company Series..........................  5,242,355
The Emerging Markets Series...................................  4,179,295
The Emerging Markets Small Cap Series.........................  6,832,797
The Tax-Managed U.S. Marketwide Value Series..................  4,047,800

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Series' financial statements.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Series' adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Series' net assets or results of operations.

OTHER

The Series are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending.

On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it would certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; the District Court has stayed this request pending the Second Circuit's review of its prior decision with respect to the Individual Creditor Actions.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                            SHARES     VALUE>>
                                                          ---------- ------------
COMMON STOCKS -- (95.5%)
BRAZIL -- (7.7%)
    Aliansce Shopping Centers SA.........................    992,615 $  5,531,747
*   Alliar Medicos A Frente SA...........................    234,100    1,007,803
    Banco Bradesco SA, ADR...............................  1,564,507   19,431,177
    Banco Bradesco SA....................................    920,662   10,170,213
    Banco BTG Pactual SA.................................    271,125    2,200,792
    Banco do Brasil SA...................................  5,760,692   81,974,263
    Banco Santander Brasil SA............................  1,846,335   24,352,070
    BrasilAgro--Co. Brasileira de Propriedades Agricolas.    216,984      957,382
*   BRF SA...............................................    744,234    4,805,300
    Camil Alimentos S.A..................................    247,891      510,555
*   Cia Siderurgica Nacional SA..........................  4,713,172   13,192,015
    Construtora Tenda SA.................................    526,575    5,343,096
    Cosan SA.............................................  1,183,572   14,414,725
    CSU Cardsystem SA....................................    121,500      245,841
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes......................................  2,756,617   12,863,819
    Direcional Engenharia SA.............................  1,368,861    3,454,907
    Duratex SA...........................................  4,017,437   13,486,492
    Embraer SA...........................................  1,042,062    5,526,602
    Embraer SA, Sponsored ADR............................    968,215   20,603,615
*   Even Construtora e Incorporadora SA..................  1,761,156    3,250,435
    Ez Tec Empreendimentos e Participacoes SA............    729,626    5,542,595
    Fras-Le SA...........................................     79,200      115,099
#*  Gafisa SA, ADR.......................................    165,084    1,261,240
#   Gerdau SA, Sponsored ADR.............................  7,033,312   30,454,241
    Gerdau SA............................................  1,459,232    5,082,709
    Guararapes Confeccoes SA.............................      5,682      244,942
*   Helbor Empreendimentos SA............................  2,537,426    1,155,326
    Industrias Romi SA...................................     83,600      229,233
    International Meal Co. Alimentacao SA, Class A.......  1,046,864    1,908,615
    Iochpe-Maxion SA.....................................  1,407,439    8,626,918
    JBS SA............................................... 11,255,157   46,599,402
*   JHSF Participacoes SA................................  1,207,574      619,573
    Kroton Educacional SA................................ 10,231,514   32,086,263
*   LOG Commercial Properties e Participacoes SA.........    243,583    1,285,638
*   Magnesita Refratarios SA.............................    643,250   10,476,269
    Marcopolo SA.........................................     13,800       12,300
*   Marcopolo SA.........................................    100,115      111,995
*   Marfrig Global Foods SA..............................     97,000      161,850
*   Marisa Lojas SA......................................    495,246      849,541
*   Mills Estruturas e Servicos de Engenharia SA.........    480,246      732,117
    Movida Participacoes SA..............................    604,527    1,646,466
    MRV Engenharia e Participacoes SA....................  3,376,033   13,895,465
*   Paranapanema SA......................................  1,683,489      637,385
*   Petro Rio SA.........................................     44,168    1,393,758
    Petroleo Brasileiro SA, Sponsored ADR................ 14,367,145  203,151,430
#   Petroleo Brasileiro SA, Sponsored ADR................ 11,860,183  193,320,983
    Petroleo Brasileiro SA...............................  6,292,183   51,042,636
*   Profarma Distribuidora de Produtos Farmaceuticos SA..     37,500       42,930
    QGEP Participacoes SA................................  1,365,538    4,517,120
    Qualicorp Consultoria e Corretora de Seguros SA......    484,700    2,107,176
    Restoque Comercio e Confeccoes de Roupas SA..........        100          967
    Santos Brasil Participacoes SA.......................  1,256,600    1,543,781
*   Sao Carlos Empreendimentos e Participacoes SA........     62,800      569,781
    Sao Martinho SA......................................    102,089      538,469
    Ser Educacional SA...................................    515,281    3,081,040

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES       VALUE>>
                                                          ----------- --------------
BRAZIL -- (Continued)
    SLC Agricola SA......................................     576,217 $    7,000,034
*   Springs Global Participacoes SA......................     102,200        252,056
    Sul America SA.......................................   2,321,731     20,441,155
    Suzano Papel e Celulose SA...........................     241,534      3,044,907
*   Suzano Papel e Celulose SA, Sponsored ADR............     465,676     11,613,957
    T4F Entretenimento SA................................     180,200        388,378
*   Tecnisa SA...........................................   1,585,414        604,361
*   Terra Santa Agro SA..................................         800          3,071
    Trisul SA............................................     139,100        160,716
    Tupy SA..............................................     649,606      3,246,868
    Usinas Siderurgicas de Minas Gerais SA...............     541,900      1,717,540
    Vale SA, Sponsored ADR...............................  14,048,492    174,763,239
    Vale SA..............................................  25,890,664    323,336,462
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A......................     435,528      2,495,224
*   Vulcabras Azaleia SA.................................      41,400         92,852
                                                                      --------------
TOTAL BRAZIL.............................................              1,417,528,922
                                                                      --------------
CHILE -- (1.5%)
    Besalco SA...........................................     512,877        496,708
    CAP SA...............................................   1,180,314     12,750,244
    Cementos BIO BIO SA..................................     665,307        928,210
    Cencosud SA..........................................  14,840,571     29,990,587
*   Cia Pesquera Camanchaca SA...........................   1,334,309        155,793
*   Cia Sud Americana de Vapores SA......................  57,970,189      1,726,072
    Cristalerias de Chile SA.............................     264,624      2,290,174
    Empresa Nacional de Telecomunicaciones SA............     633,056      6,098,591
    Empresas CMPC SA.....................................  11,696,678     42,288,456
    Empresas COPEC SA....................................   2,561,557     35,180,220
    Empresas Hites SA....................................   1,895,532      1,307,659
*   Empresas La Polar SA.................................  18,624,381        889,706
    Enel Americas SA, ADR................................   3,876,008     40,077,923
    Enel Americas SA.....................................  21,341,268      4,357,216
    Enel Chile SA, ADR...................................   2,644,622     14,360,297
    Grupo Security SA....................................   3,240,921      1,467,636
    Inversiones Aguas Metropolitanas SA..................   4,395,748      6,830,038
    Itau CorpBanca....................................... 896,596,322      9,011,955
    Itau CorpBanca, ADR..................................       3,677         55,817
#   Latam Airlines Group SA, Sponsored ADR...............     930,270     10,846,948
    Latam Airlines Group SA..............................   1,774,919     21,168,452
    Masisa SA............................................  39,857,471      2,543,753
    PAZ Corp. SA.........................................   2,208,690      3,536,891
    Ripley Corp. SA......................................  11,701,097     10,434,823
    Salfacorp SA.........................................   3,820,024      6,142,902
    Sigdo Koppers SA.....................................     190,913        333,339
*   SMU SA...............................................     276,502         77,757
    Sociedad Matriz SAAM SA..............................  55,041,742      5,292,802
    Socovesa SA..........................................   5,538,311      3,675,024
    Vina Concha y Toro SA................................   1,552,271      3,217,159
                                                                      --------------
TOTAL CHILE..............................................                277,533,152
                                                                      --------------
CHINA -- (17.2%)
    361 Degrees International, Ltd.......................   6,238,000      1,352,619
*   A8 New Media Group, Ltd..............................     986,000         34,642
    Agile Group Holdings, Ltd............................  13,432,999     17,851,329
    Agricultural Bank of China, Ltd., Class H............ 136,757,000     64,747,895
    Air China, Ltd., Class H.............................   9,396,000      9,406,720
    Ajisen China Holdings, Ltd...........................   1,465,000        417,780

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES      VALUE>>
                                                          ----------- ------------
CHINA -- (Continued)
*   Aluminum Corp. of China, Ltd., Class H...............  17,140,000 $  6,328,844
    AMVIG Holdings, Ltd..................................   4,061,100      926,372
    Angang Steel Co., Ltd., Class H......................   5,510,640    4,145,354
#*  Anton Oilfield Services Group........................  11,664,000    1,360,519
    Anxin-China Holdings, Ltd............................   6,152,000       56,603
    Asia Cement China Holdings Corp......................   4,819,500    3,486,534
#*  Asian Citrus Holdings, Ltd...........................   4,633,000       66,421
    AVIC International Holdings, Ltd., Class H...........   2,744,000    1,448,536
    BAIC Motor Corp., Ltd., Class H......................  10,876,500    7,097,703
    Bank of China, Ltd., Class H......................... 319,537,817  148,566,445
    Bank of Chongqing Co., Ltd., Class H.................   2,761,500    1,668,399
    Bank of Communications Co., Ltd., Class H............  30,438,574   25,874,508
    Bank of Tianjin Co., Ltd., Class H...................      29,000       16,785
*   Baoye Group Co., Ltd., Class H.......................   2,211,120    1,248,059
#   BBMG Corp., Class H..................................  12,331,000    4,230,180
    Beijing Capital International Airport Co., Ltd.,
      Class H............................................   3,162,000    2,965,973
    Beijing Capital Land, Ltd., Class H..................   8,689,060    3,625,235
#*  Beijing Enterprises Clean Energy Group, Ltd..........   4,880,000       75,408
    Beijing Enterprises Holdings, Ltd....................   2,597,500   14,766,094
#*  Beijing Enterprises Medical & Health Group, Ltd......   3,048,000       93,839
#   Beijing North Star Co., Ltd., Class H................   3,490,000    1,026,006
*   Beijing Properties Holdings, Ltd.....................     456,000       15,101
#   Beijing Urban Construction Design & Development
      Group Co., Ltd.,...................................
    Class H..............................................      65,000       25,793
#   Best Pacific International Holdings, Ltd.............     210,000       50,655
    Bosideng International Holdings, Ltd.................  12,864,000    2,461,156
#*  Boyaa Interactive International, Ltd.................   2,026,000      408,406
    Brilliance China Automotive Holdings, Ltd............   2,338,000    2,213,689
#   BYD Electronic International Co., Ltd................   2,661,500    3,297,692
    C C Land Holdings, Ltd...............................  20,354,429    4,709,049
    Cabbeen Fashion, Ltd.................................     930,000      234,977
*   Capital Environment Holdings, Ltd....................   8,486,000      192,307
*   CAR, Inc.............................................   1,440,000    1,199,988
#*  Carnival Group International Holdings, Ltd...........   4,690,000       69,873
    Carrianna Group Holdings Co., Ltd....................   3,880,391      440,935
*   CECEP COSTIN New Materials Group, Ltd................     132,000        1,892
    Central China Real Estate, Ltd.......................   6,646,350    2,870,592
*   Century Sunshine Group Holdings, Ltd.................  14,480,000      362,787
*   CGN Meiya Power Holdings Co., Ltd....................  12,706,000    1,779,426
    Changshouhua Food Co., Ltd...........................      91,000       38,546
    Changyou.com, Ltd., ADR..............................       7,959      161,170
#   Chaowei Power Holdings, Ltd..........................   4,680,000    1,809,352
*   Chigo Holding, Ltd...................................  22,392,000      255,895
*   Chiho Environmental Group, Ltd.......................      38,000        7,270
#   China Aerospace International Holdings, Ltd..........  18,374,000    1,291,346
    China Agri-Industries Holdings, Ltd..................  17,563,500    6,253,191
    China Aircraft Leasing Group Holdings, Ltd...........      49,000       52,659
    China Aoyuan Group, Ltd..............................  10,408,000    7,979,315
*   China Beidahuang Industry Group Holdings, Ltd........     408,000        7,419
    China BlueChemical, Ltd., Class H....................  14,452,878    4,712,021
    China Cinda Asset Management Co., Ltd., Class H......  47,902,000   12,395,375
    China CITIC Bank Corp., Ltd., Class H................  30,948,112   20,162,521
    China Coal Energy Co., Ltd., Class H.................  11,053,000    4,669,018
    China Communications Construction Co., Ltd., Class H.  21,552,327   21,626,258
    China Communications Services Corp., Ltd., Class H...  11,653,071   10,940,122
    China Construction Bank Corp., Class H............... 473,983,101  426,964,538
    China Dongxiang Group Co., Ltd.......................  19,497,000    2,963,661
    China Eastern Airlines Corp., Ltd., Class H..........   5,502,000    3,388,633
    China Electronics Optics Valley Union Holding Co.,
      Ltd................................................   2,532,000      160,183

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
CHINA -- (Continued)
    China Energy Engineering Corp., Ltd., Class H........  1,236,000 $    149,911
*   China Environmental Technology and Bioenergy
      Holdings, Ltd......................................    650,000        6,154
    China Everbright Bank Co., Ltd., Class H............. 12,049,000    5,816,448
    China Everbright, Ltd................................  7,561,869   14,269,825
*   China Fiber Optic Network System Group, Ltd..........  3,598,000      128,383
    China Financial Services Holdings, Ltd...............  1,884,000      129,022
#   China Galaxy Securities Co., Ltd., Class H...........  9,507,000    4,933,745
*   China Glass Holdings, Ltd............................  6,584,000      446,786
*   China Greenfresh Group Co., Ltd......................  2,720,000      346,539
    China Hanking Holdings, Ltd..........................    127,000       16,405
#   China Harmony New Energy Auto Holding, Ltd...........  4,503,500    1,753,085
*   China High Precision Automation Group, Ltd...........    429,000       12,506
#   China High Speed Transmission Equipment Group Co.,
      Ltd................................................  1,889,000    1,952,339
    China Hongqiao Group, Ltd............................ 10,475,000    6,695,415
    China Huarong Asset Management Co., Ltd., Class H.... 60,041,000   12,225,474
*   China Huiyuan Juice Group, Ltd.......................  5,210,483      251,522
    China International Capital Corp., Ltd., Class H.....  1,217,200    2,440,477
    China International Marine Containers Group Co.,
      Ltd., Class H......................................  1,320,100    1,414,633
*   China ITS Holdings Co., Ltd..........................  3,196,147       81,511
#   China Jinmao Holdings Group, Ltd..................... 27,032,580   13,722,201
    China Lesso Group Holdings, Ltd......................  6,130,000    3,431,840
*   China Longevity Group Co., Ltd.......................  1,152,649       37,750
    China Machinery Engineering Corp., Class H...........  4,111,000    2,025,696
#   China Merchants Land, Ltd............................ 11,902,000    1,964,489
    China Merchants Port Holdings Co., Ltd...............  6,855,903   13,594,837
    China Merchants Securities Co., Ltd., Class H........    222,000      304,681
    China Minsheng Banking Corp., Ltd., Class H.......... 27,695,400   21,217,020
    China Mobile, Ltd.................................... 27,033,000  284,315,092
    China Mobile, Ltd., Sponsored ADR....................  1,343,555   70,496,331
    China National Building Material Co., Ltd., Class H.. 33,621,250   26,829,712
    China New Town Development Co., Ltd.................. 11,705,522      281,451
    China NT Pharma Group Co., Ltd.......................     86,500        7,968
    China Oil & Gas Group, Ltd........................... 10,820,000      733,723
#   China Oilfield Services, Ltd., Class H...............  8,572,000    8,494,380
    China Oriental Group Co., Ltd........................  5,520,000    3,734,635
    China Overseas Grand Oceans Group, Ltd............... 11,941,500    4,620,443
    China Overseas Land & Investment, Ltd................ 28,630,000  107,996,108
#   China Petroleum & Chemical Corp., ADR................  1,096,853   91,532,366
    China Petroleum & Chemical Corp., Class H............ 75,317,575   62,980,116
*   China Properties Group, Ltd..........................  4,905,000      711,794
    China Railway Construction Corp., Ltd., Class H...... 12,437,014   17,271,134
    China Railway Group, Ltd., Class H................... 20,920,000   19,591,479
    China Reinsurance Group Corp., Class H............... 16,281,000    3,679,147
    China Resources Cement Holdings, Ltd................. 12,230,000   12,421,068
    China Resources Land, Ltd............................ 19,786,000   77,200,309
*   China Rundong Auto Group, Ltd........................     22,000        8,400
*   China Saite Group Co., Ltd...........................    546,000       27,729
    China Sanjiang Fine Chemicals Co., Ltd...............  3,277,000      779,381
    China SCE Group Holdings, Ltd........................ 13,252,000    5,474,464
#*  China Shengmu Organic Milk, Ltd......................    309,000       13,620
    China Shenhua Energy Co., Ltd., Class H.............. 24,770,000   63,041,387
    China Shineway Pharmaceutical Group, Ltd.............    578,000      678,024
#*  China Silver Group, Ltd..............................  5,664,000      558,815
#   China Singyes Solar Technologies Holdings, Ltd.......  3,173,200      413,902
    China South City Holdings, Ltd....................... 27,296,000    4,121,899
    China Southern Airlines Co., Ltd., Class H........... 10,660,000    7,638,946
    China Starch Holdings, Ltd........................... 19,020,000      449,840
    China State Construction International Holdings, Ltd.  4,050,000    3,861,172
    China Sunshine Paper Holdings Co., Ltd...............  1,374,500      244,714

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
CHINA -- (Continued)
*   China Taifeng Beddings Holdings, Ltd.................    640,000 $     16,516
    China Taiping Insurance Holdings Co., Ltd............  1,207,400    3,333,062
    China Travel International Investment Hong Kong, Ltd. 17,987,631    5,209,168
#   China Unicom Hong Kong, Ltd., ADR....................  6,058,092   69,849,801
    China Vast Industrial Urban Development Co., Ltd.....    341,000      140,559
    China XLX Fertiliser, Ltd............................  1,072,000      386,864
#*  China Yurun Food Group, Ltd..........................  5,153,000      725,514
    China ZhengTong Auto Services Holdings, Ltd..........  6,611,000    3,510,746
    China Zhongwang Holdings, Ltd........................ 13,496,154    6,786,494
    Chongqing Machinery & Electric Co., Ltd., Class H....  9,208,000      681,339
    Chongqing Rural Commercial Bank Co., Ltd., Class H... 22,208,000   12,900,569
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd......................................  1,188,000       92,696
    Chu Kong Shipping Enterprise Group Co., Ltd..........    526,000      119,580
    CIFI Holdings Group Co., Ltd......................... 11,508,000    7,614,386
*   CITIC Dameng Holdings, Ltd...........................  4,333,000      226,984
    CITIC Resources Holdings, Ltd........................  9,744,000      861,514
    CITIC Securities Co., Ltd., Class H..................  2,680,500    5,487,491
    CITIC, Ltd........................................... 20,502,483   31,058,492
    Citychamp Watch & Jewellery Group, Ltd...............  1,142,000      240,314
    Clear Media, Ltd.....................................    101,000       95,659
    CNOOC, Ltd........................................... 86,560,000  144,678,077
    CNOOC, Ltd., Sponsored ADR...........................    193,369   32,348,700
*   Cogobuy Group........................................    747,000      277,457
#*  Comba Telecom Systems Holdings, Ltd.................. 11,818,683    2,726,816
    Concord New Energy Group, Ltd........................ 35,200,000    1,484,140
*   Coolpad Group, Ltd...................................  5,380,800      440,150
*   COSCO SHIPPING Development Co., Ltd., Class H........  4,215,000      486,300
#   COSCO SHIPPING Energy Transportation Co., Ltd.,
      Class H............................................  5,544,000    3,152,848
    COSCO SHIPPING International Hong Kong Co., Ltd......  4,544,000    1,602,845
    COSCO SHIPPING Ports, Ltd............................ 13,834,656   14,440,293
*   Coslight Technology International Group Co., Ltd.....  1,032,000      402,595
#   CPMC Holdings, Ltd...................................  3,158,000    1,508,557
    CRCC High-Tech Equipment Corp., Ltd., Class H........  1,931,500      497,772
#   CT Environmental Group, Ltd..........................  9,748,000      479,907
*   Ctrip.com International, Ltd., ADR...................    312,304   10,399,723
*   DaChan Food Asia, Ltd................................  1,354,958       67,033
    Dah Chong Hong Holdings, Ltd.........................  8,349,108    3,079,306
*   Daphne International Holdings, Ltd...................  2,812,000       89,194
    Dawnrays Pharmaceutical Holdings, Ltd................    189,000       37,884
*   Digital China Holdings, Ltd..........................    323,000      155,777
*   Dongfang Electric Corp., Ltd., Class H...............    471,600      352,515
    Dongfeng Motor Group Co., Ltd., Class H.............. 13,620,000   14,278,370
    Dongyue Group, Ltd...................................  2,991,000    1,919,101
*   Dynasty Fine Wines Group, Ltd........................  8,362,600    1,534,588
    E-Commodities Holdings, Ltd..........................  4,884,000      256,040
#*  eHi Car Services, Ltd., Sponsored ADR................      8,185       85,861
    Embry Holdings, Ltd..................................    539,000      159,501
    EVA Precision Industrial Holdings, Ltd...............  5,296,000      507,627
#   Everbright Securities Co., Ltd., Class H.............    816,000      729,971
*   Evergreen International Holdings, Ltd................    787,000       46,629
    Fantasia Holdings Group Co., Ltd..................... 14,662,015    2,139,516
    Far East Horizon, Ltd................................  3,959,000    4,092,508
    Fosun International, Ltd............................. 11,099,183   16,653,939
#   Fufeng Group, Ltd....................................  8,739,000    3,887,494
#*  GCL New Energy Holdings, Ltd.........................  8,956,000      371,023
#*  GCL-Poly Energy Holdings, Ltd........................ 83,998,000    6,667,903
    Gemdale Properties & Investment Corp., Ltd........... 15,276,000    1,605,298
    Genertec Universal Medical Group Co., Ltd............  2,570,000    2,075,324
#   GF Securities Co., Ltd., Class H.....................  3,557,800    5,110,673

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES      VALUE>>
                                                          ----------- ------------
CHINA -- (Continued)
#*  Glorious Property Holdings, Ltd......................  25,831,000 $  1,247,788
    Goldlion Holdings, Ltd...............................   1,962,000      809,495
#   Goldpac Group, Ltd...................................   1,145,000      293,284
#*  GOME Retail Holdings, Ltd............................  80,257,000    6,985,754
#   Grand Baoxin Auto Group, Ltd.........................   3,674,000    1,132,629
#   Great Wall Motor Co., Ltd., Class H..................  17,402,500   11,847,383
    Greenland Hong Kong Holdings, Ltd....................   7,422,575    2,168,530
    Greentown China Holdings, Ltd........................   5,522,591    4,939,516
    Guangdong Yueyun Transportation Co., Ltd., Class H...     225,000       84,134
    Guangshen Railway Co., Ltd., Sponsored ADR...........     325,775    6,737,027
#   Guangzhou Automobile Group Co., Ltd., Class H........   9,622,000   10,450,309
    Guangzhou R&F Properties Co., Ltd., Class H..........   8,578,314   17,113,157
*   Guodian Technology & Environment Group Corp., Ltd.,
      Class H............................................   2,687,000      113,742
*   Guolian Securities Co., Ltd., Class H................     171,500       42,301
#   Guorui Properties, Ltd...............................   1,844,000      338,595
    Guotai Junan Securities Co., Ltd., Class H...........     143,600      307,301
*   Haichang Ocean Park Holdings, Ltd....................      73,000       15,013
    Haitong Securities Co., Ltd., Class H................  12,976,400   14,687,726
*   Hanergy Thin Film Power Group, Ltd...................  14,642,000    9,329,502
#   Harbin Bank Co., Ltd., Class H.......................   1,489,000      336,715
#   Harbin Electric Co., Ltd., Class H...................   5,567,474    2,982,974
#*  HC Group, Inc........................................   1,447,000      847,654
*   Hengdeli Holdings, Ltd...............................  13,844,000      600,561
*   Hi Sun Technology China, Ltd.........................   6,096,000      891,041
    Hilong Holding, Ltd..................................   5,833,000      603,578
    HKC Holdings, Ltd....................................   1,208,155    1,064,079
#*  Honghua Group, Ltd...................................   5,106,000      319,992
    Honworld Group, Ltd..................................     527,500      223,193
    Hopefluent Group Holdings, Ltd.......................   1,624,000      509,522
    Hopson Development Holdings, Ltd.....................   5,448,000    4,996,411
#*  Hua Han Health Industry Holdings, Ltd................  23,012,000      621,696
    Hua Hong Semiconductor, Ltd..........................   2,382,000    5,317,360
    Huaneng Renewables Corp., Ltd., Class H..............  33,002,000    9,516,788
    Huatai Securities Co., Ltd., Class H.................   4,174,800    7,815,974
    Huishang Bank Corp., Ltd., Class H...................   1,351,900      620,667
#*  Hydoo International Holding, Ltd.....................   1,112,000       64,692
    Industrial & Commercial Bank of China, Ltd., Class H. 331,608,996  257,614,992
    Inner Mongolia Yitai Coal Co., Ltd., Class H.........      10,500        7,977
#*  Jiangnan Group, Ltd..................................  11,852,000      583,159
#   Jiangxi Copper Co., Ltd., Class H....................   6,197,000    7,878,458
    Jilin Jiutai Rural Commercial Bank Corp., Ltd.,
      Class H............................................      37,000       18,460
#   Jingrui Holdings, Ltd................................     819,000      224,714
#*  JinkoSolar Holding Co., Ltd., ADR....................     245,851    4,095,878
    Joy City Property, Ltd...............................   9,422,000    1,083,049
    Ju Teng International Holdings, Ltd..................   7,332,249    1,962,260
    K Wah International Holdings, Ltd....................   2,184,233    1,204,720
*   Kai Yuan Holdings, Ltd...............................  41,600,000      298,876
    Kaisa Group Holdings, Ltd............................   6,307,632    2,029,792
    Kangda International Environmental Co., Ltd..........   5,159,000      608,059
#   Kasen International Holdings, Ltd....................   1,807,000      846,767
    Kingboard Holdings, Ltd..............................   5,960,345   20,972,934
    Kingboard Laminates Holdings, Ltd....................     766,000      792,804
    Kunlun Energy Co., Ltd...............................  24,614,000   26,295,831
    KWG Group Holdings, Ltd..............................  10,525,000   10,419,178
*   Labixiaoxin Snacks Group, Ltd........................   2,175,000      137,285
    Lai Fung Holdings, Ltd...............................     796,839    1,039,963
    Le Saunda Holdings, Ltd..............................     120,000       13,843
    Lee & Man Paper Manufacturing, Ltd...................   2,119,000    1,895,275
    Legend Holdings Corp., Class H.......................     845,800    2,212,559

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES      VALUE>>
                                                          ----------- -----------
CHINA -- (Continued)
*   Leoch International Technology, Ltd..................   2,305,000 $   168,262
*   Lianhua Supermarket Holdings Co., Ltd., Class H......     529,000      85,937
    LK Technology Holdings, Ltd..........................     785,000      68,386
    Longfor Group Holdings, Ltd..........................   9,774,500  30,457,815
    Lonking Holdings, Ltd................................  13,758,000   4,649,659
#   Maanshan Iron & Steel Co., Ltd., Class H.............  11,328,000   5,437,182
    Maoye International Holdings, Ltd....................   9,507,000     680,517
    Metallurgical Corp. of China, Ltd., Class H..........   7,423,000   2,035,749
*   MIE Holdings Corp....................................   2,680,000      20,986
    Min Xin Holdings, Ltd................................     708,418     479,261
*   Mingfa Group International Co., Ltd..................     608,000       4,362
    Minmetals Land, Ltd..................................  11,653,205   2,104,949
    MOBI Development Co., Ltd............................     379,000      62,033
#   Modern Land China Co., Ltd...........................   2,643,200     377,397
#*  Munsun Capital Group, Ltd............................   4,091,500      68,691
#*  Nature Home Holding Co., Ltd.........................     668,000     135,583
*   New World Department Store China, Ltd................   3,883,000     896,078
    Nine Dragons Paper Holdings, Ltd.....................   8,438,000   8,623,508
#*  North Mining Shares Co., Ltd.........................   5,170,000      21,108
    NVC Lighting Holdings, Ltd...........................   5,114,000     324,559
    Orient Securities Co., Ltd., Class H.................     381,200     268,513
    Overseas Chinese Town Asia Holdings, Ltd.............     982,000     316,283
#   Ozner Water International Holding, Ltd...............     349,000      75,349
#*  Panda Green Energy Group, Ltd........................   3,996,000     205,361
    Parkson Retail Group, Ltd............................   9,047,000     857,097
#   PAX Global Technology, Ltd...........................   3,983,000   1,746,777
    People's Insurance Co. Group of China, Ltd. (The),
      Class H............................................  24,064,000   9,997,357
    PetroChina Co., Ltd., ADR............................      75,718   4,866,396
    PetroChina Co., Ltd., Class H........................ 132,694,000  85,642,642
    PICC Property & Casualty Co., Ltd., Class H..........  13,523,000  14,003,891
#   Poly Culture Group Corp., Ltd., Class H..............     297,300     388,944
    Poly Property Group Co., Ltd.........................  16,818,488   5,962,680
    Postal Savings Bank of China Co., Ltd., Class H......   9,392,000   5,285,387
    Pou Sheng International Holdings, Ltd................   5,007,000     970,661
    Powerlong Real Estate Holdings, Ltd..................  11,449,000   5,098,749
*   Prosperity International Holdings HK, Ltd............  16,120,000      61,646
*   PW Medtech Group, Ltd................................   1,439,000     210,847
*   Qingdao Port International Co., Ltd., Class H........     504,000     313,966
    Qingling Motors Co., Ltd., Class H...................   7,704,000   1,985,906
#   Qinhuangdao Port Co., Ltd., Class H..................      63,500      13,884
    Qunxing Paper Holdings Co., Ltd......................   5,020,071     241,819
*   Real Gold Mining, Ltd................................   3,137,500     105,154
    Red Star Macalline Group Corp., Ltd., Class H........     684,343     640,558
    Regal International Airport Group Co., Ltd., Class H.   1,177,000   1,012,235
#*  Renhe Commercial Holdings Co., Ltd...................  43,919,000   1,679,558
#*  REXLot Holdings, Ltd.................................  77,331,618     207,018
*   Ronshine China Holdings, Ltd.........................   1,277,500   1,529,668
*   Royale Furniture Holdings, Ltd.......................     582,000      67,660
    Sany Heavy Equipment International Holdings Co., Ltd.   4,972,000   1,654,515
#   Seaspan Corp.........................................     574,922   5,346,775
#*  Semiconductor Manufacturing International Corp.......  11,199,198  10,582,974
#*  Semiconductor Manufacturing International Corp., ADR.     976,910   4,611,015
#   Shandong Chenming Paper Holdings, Ltd., Class H......   1,811,227   1,059,306
    Shandong Xinhua Pharmaceutical Co., Ltd., Class H....     104,000      52,732
    Shanghai Electric Group Co., Ltd., Class H...........   6,666,000   2,331,012
    Shanghai Industrial Holdings, Ltd....................   4,234,918   8,919,714
#   Shanghai Industrial Urban Development Group, Ltd.....  12,292,000   2,079,421
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd., Class H......................................   8,446,000   2,138,170
    Shanghai La Chapelle Fashion Co., Ltd., Class H......      81,000      58,162

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
CHINA -- (Continued)
    Shanghai Pharmaceuticals Holding Co., Ltd., Class H..  2,022,900 $ 4,316,715
*   Shanghai Prime Machinery Co., Ltd., Class H..........  7,016,000   1,014,422
    Shengjing Bank Co., Ltd., Class H....................    328,500     144,943
    Shenguan Holdings Group, Ltd.........................  3,610,000     204,085
    Shenzhen International Holdings, Ltd.................  1,913,817   3,717,753
    Shenzhen Investment, Ltd............................. 25,444,650   8,875,733
    Shimao Property Holdings, Ltd........................ 10,161,035  28,935,108
*   Shougang Concord International Enterprises Co., Ltd.. 54,246,416   1,478,486
    Shougang Fushan Resources Group, Ltd................. 20,484,594   4,357,946
    Shui On Land, Ltd.................................... 30,798,803   7,632,611
#*  Shunfeng International Clean Energy, Ltd............. 12,548,000     831,507
    Sihuan Pharmaceutical Holdings Group, Ltd............  7,119,000   1,503,170
#*  Silver Grant International Industries, Ltd...........  6,430,804   1,330,259
    SIM Technology Group, Ltd............................  7,297,000     330,838
#*  Sinofert Holdings, Ltd...............................  7,620,000     896,246
#*  Sinolink Worldwide Holdings, Ltd..................... 10,762,508     759,157
    Sino-Ocean Group Holding, Ltd........................ 24,191,602  11,890,428
    Sinopec Engineering Group Co., Ltd., Class H.........  5,599,000   5,503,638
    Sinopec Kantons Holdings, Ltd........................  5,314,000   2,438,898
    Sinopec Shanghai Petrochemical Co., Ltd., Class H....      2,000         950
    Sinotrans, Ltd., Class H............................. 13,270,000   6,109,508
#   Sinotruk Hong Kong, Ltd..............................  5,172,335   9,580,077
    Skyworth Digital Holdings, Ltd....................... 15,847,083   4,759,626
*   SOHO China, Ltd...................................... 18,234,888   7,397,026
    Springland International Holdings, Ltd...............  4,129,000     827,464
*   SPT Energy Group, Inc................................  1,680,000     105,484
*   SRE Group, Ltd....................................... 21,316,285     354,237
#*  Starrise Media Holdings, Ltd.........................    286,000      51,178
    Sun King Power Electronics Group.....................    148,000      20,613
*   Sunshine 100 China Holdings, Ltd.....................    187,000      40,336
*   Taung Gold International, Ltd........................  7,700,000      60,989
    TCL Electronics Holdings, Ltd........................  1,311,666     624,022
#*  Technovator International, Ltd.......................  2,134,000     327,357
*   Tenwow International Holdings, Ltd...................  2,993,000     108,702
    Texhong Textile Group, Ltd...........................    922,500   1,237,000
    Tian An China Investment Co., Ltd....................  4,692,000   2,580,285
#   Tiangong International Co., Ltd......................  2,490,000     527,525
    Tianjin Port Development Holdings, Ltd............... 18,399,657   2,164,016
#   Tianneng Power International, Ltd....................  1,546,000   1,443,018
    Time Watch Investments, Ltd..........................     92,000      13,468
#   Tomson Group, Ltd....................................  2,790,526     851,441
#   Tongda Group Holdings, Ltd...........................  5,060,000     687,550
    Tonly Electronics Holdings, Ltd......................     41,330      30,862
#   Top Spring International Holdings, Ltd...............    146,000      48,048
    TPV Technology, Ltd..................................  8,210,496   1,141,425
    Trigiant Group, Ltd..................................  2,574,000     395,535
    United Energy Group, Ltd.............................  4,574,000     712,740
#*  V1 Group, Ltd........................................  6,098,000     198,837
    Wasion Holdings, Ltd.................................  4,304,000   2,257,789
    Weichai Power Co., Ltd., Class H.....................  4,021,000   5,426,890
    Weiqiao Textile Co., Class H.........................  3,284,000   1,174,577
    West China Cement, Ltd............................... 23,346,000   3,343,484
#   Wisdom Sports Group..................................    440,000      30,484
    Xiamen International Port Co., Ltd., Class H.........  9,798,000   1,512,804
*   Xinchen China Power Holdings, Ltd....................  3,908,000     215,114
    Xingda International Holdings, Ltd...................  7,615,842   2,215,643
    Xingfa Aluminium Holdings, Ltd.......................    435,000     301,562
    Xinhua Winshare Publishing and Media Co., Ltd.,
      Class H............................................  1,323,000     953,723
*   Xinjiang Xinxin Mining Industry Co., Ltd., Class H...  2,692,000     248,307

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES      VALUE>>
                                                          ---------- --------------
CHINA -- (Continued)
    Xinyuan Real Estate Co., Ltd., ADR...................    105,240 $      503,047
    Xtep International Holdings, Ltd.....................  2,087,000      1,349,727
*   Yanchang Petroleum International, Ltd................ 21,400,000        175,356
    Yanzhou Coal Mining Co., Ltd., Class H............... 10,748,000      9,881,550
    Yip's Chemical Holdings, Ltd.........................    842,000        265,487
#*  Youyuan International Holdings, Ltd..................  3,376,251      1,248,636
*   YuanShengTai Dairy Farm, Ltd.........................    658,000         14,977
    Yuexiu Property Co., Ltd............................. 55,800,786     10,847,019
    Yuzhou Properties Co., Ltd........................... 15,413,040      7,649,565
    Zhengzhou Coal Mining Machinery Group Co., Ltd.,
      Class H............................................    473,600        235,834
#*  Zhong An Real Estate, Ltd............................ 18,198,600        732,596
    Zhuhai Holdings Investment Group, Ltd................  1,404,000        174,464
    Zoomlion Heavy Industry Science and Technology Co.,
      Ltd., Class H......................................  9,018,200      3,669,027
                                                                     --------------
TOTAL CHINA..............................................             3,179,296,523
                                                                     --------------
COLOMBIA -- (0.2%)
    Almacenes Exito SA...................................  1,694,204      7,693,487
    Banco de Bogota SA...................................      2,143         41,272
    Cementos Argos SA....................................     76,280        198,500
*   Constructora Conconcreto SA..........................     86,988         10,226
*   Corp. Financiera Colombiana SA.......................      6,270         38,367
    Grupo Argos SA.......................................  1,415,576      8,461,543
    Grupo de Inversiones Suramericana SA.................  1,614,896     17,932,887
    Grupo Nutresa SA.....................................    195,303      1,669,353
    Mineros SA...........................................    128,115         82,934
                                                                     --------------
TOTAL COLOMBIA...........................................                36,128,569
                                                                     --------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S..............................................  1,629,804     41,141,840
                                                                     --------------
GREECE -- (0.0%)
*   Alpha Bank AE........................................    121,090        121,495
    Bank of Greece.......................................     25,557        389,255
*   Ellaktor SA..........................................    973,195      1,543,112
*   Intracom Holdings SA.................................    855,955        687,537
*   Piraeus Bank SA......................................      1,682          1,104
                                                                     --------------
TOTAL GREECE.............................................                 2,742,503
                                                                     --------------
HONG KONG -- (0.0%)
*   China Rare Earth Holdings, Ltd.......................  6,722,600        248,336
                                                                     --------------
HUNGARY -- (0.3%)
    MOL Hungarian Oil & Gas P.L.C........................  3,287,876     39,447,065
    OTP Bank P.L.C.......................................    232,964      9,610,591
    Richter Gedeon Nyrt..................................     88,656      1,893,352
                                                                     --------------
TOTAL HUNGARY............................................                50,951,008
                                                                     --------------
INDIA -- (12.2%)
*   5Paisa Capital, Ltd..................................     58,367        198,536
    Aarti Drugs, Ltd.....................................     16,264        134,148
    ACC, Ltd.............................................    475,507      9,514,800
    Adani Enterprises, Ltd...............................  2,605,282      5,001,583
*   Adani Gas, Ltd.......................................  3,374,526      4,377,109
*   Adani Green Energy, Ltd..............................  2,568,014      1,271,887
*   Adani Power, Ltd.....................................  5,210,321      3,415,442
*   Adani Transmissions, Ltd.............................    674,212      2,024,737
*   Aditya Birla Capital, Ltd............................  2,100,032      2,396,620

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
INDIA -- (Continued)
*   Aditya Birla Fashion and Retail, Ltd.................    979,914 $  2,894,416
    Alembic, Ltd.........................................    518,846      298,962
*   Allahabad Bank.......................................  1,291,820      824,163
    Allcargo Logistics, Ltd..............................    490,638      728,455
    Ambuja Cements, Ltd..................................  4,607,555   13,625,834
*   Amtek Auto, Ltd......................................  1,036,955       43,644
    Anant Raj, Ltd.......................................    884,689      416,081
*   Andhra Bank..........................................  2,343,184      828,620
    Andhra Sugars, Ltd. (The)............................     14,835       64,815
*   Anveshan Heavy Engineering, Ltd......................     76,816      103,192
    Apar Industries, Ltd.................................    155,271    1,353,833
    Apollo Tyres, Ltd....................................  3,551,823   10,244,037
*   Arvind Fashions, Ltd.................................    414,806    5,762,841
    Arvind, Ltd..........................................  2,074,030    2,576,832
    Ashiana Housing, Ltd.................................     51,567       83,361
    Ashoka Buildcon, Ltd.................................    583,002      980,129
    Astra Microwave Products, Ltd........................    107,891      118,745
    Aurobindo Pharma, Ltd................................  1,151,205   12,731,785
*   Axis Bank, Ltd....................................... 10,042,110  102,047,443
*   Bajaj Hindusthan Sugar, Ltd..........................  1,266,222      142,780
    Bajaj Holdings & Investment, Ltd.....................    390,262   15,654,612
    Balkrishna Industries, Ltd...........................     62,262      713,684
    Balmer Lawrie & Co., Ltd.............................    590,242    1,555,371
*   Balrampur Chini Mills, Ltd...........................  2,106,695    3,042,868
    Banco Products India, Ltd............................    125,222      298,430
*   Bank of Baroda.......................................  4,632,816    7,383,317
*   Bank of Maharashtra..................................    969,657      200,850
    Bannari Amman Sugars, Ltd............................        295        6,177
    BEML, Ltd............................................    137,875    1,545,043
    Bharat Electronics, Ltd..............................  5,015,512    5,926,842
    Bharat Heavy Electricals, Ltd........................  7,468,691    6,795,056
    Bharti Airtel, Ltd................................... 16,691,766   71,843,487
    Bharti Infratel, Ltd.................................  1,311,841    5,477,453
    Birla Corp., Ltd.....................................    177,985    1,215,502
    Bodal Chemicals, Ltd.................................    145,230      219,809
    Brigade Enterprises, Ltd.............................    241,708      716,242
    BSE, Ltd.............................................     74,828      622,645
    Can Fin Homes, Ltd...................................    246,402      876,555
*   Canara Bank..........................................  1,115,380    3,948,701
    Capacit'e Infraprojects, Ltd.........................     18,787       56,378
    Ceat, Ltd............................................    277,305    4,223,080
*   Central Bank of India................................     70,316       31,032
    Century Textiles & Industries, Ltd...................     12,794      143,277
*   CG Power and Industrial Solutions, Ltd...............  3,848,099    2,044,141
    Chambal Fertilizers & Chemicals, Ltd.................  1,897,540    4,816,266
    Chennai Super Kings Cricket, Ltd.....................  5,080,767       30,140
    Cipla, Ltd...........................................    232,783    1,692,393
    City Union Bank, Ltd.................................  1,583,412    4,244,129
*   Coffee Day Enterprises, Ltd..........................     66,092      248,780
    Container Corp. Of India, Ltd........................    322,944    2,978,324
*   Corp. Bank...........................................  1,646,469      606,837
*   Cox & Kings Financial Service, Ltd...................    447,522      409,641
    Cox & Kings, Ltd.....................................  1,342,658    2,922,763
    Cyient, Ltd..........................................    124,698    1,067,859
    DB Corp., Ltd........................................    129,780      320,840
*   DB Realty, Ltd.......................................    485,818      175,645
    DCB Bank, Ltd........................................  2,609,853    6,561,741
    DCM Shriram, Ltd.....................................    439,667    2,102,564
    Deepak Fertilisers & Petrochemicals Corp., Ltd.......    355,569      584,003

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
INDIA -- (Continued)
    Delta Corp., Ltd.....................................     51,743 $   169,121
*   DEN Networks, Ltd....................................    391,626     394,493
*   Dena Bank............................................    305,763      54,010
    Dewan Housing Finance Corp., Ltd.....................  2,299,350   4,383,791
    Dhampur Sugar Mills, Ltd.............................     76,678     181,410
    Dish TV India, Ltd...................................    289,490      96,018
*   Dishman Carbogen Amcis, Ltd..........................  1,092,608   3,168,709
    DLF, Ltd.............................................  4,133,546   9,607,934
#   Dr Reddy's Laboratories, Ltd., ADR...................    263,337  10,056,840
    Dr Reddy's Laboratories, Ltd.........................    496,386  18,983,659
    eClerx Services, Ltd.................................      2,417      36,694
    Edelweiss Financial Services, Ltd....................    540,986   1,175,597
    EID Parry India, Ltd.................................    971,919   2,791,149
    EIH, Ltd.............................................    945,006   2,678,220
    Electrosteel Castings, Ltd...........................    948,259     284,235
    Engineers India, Ltd.................................    678,889   1,081,802
*   Eros International Media, Ltd........................    366,181     397,652
    Essel Propack, Ltd...................................  1,200,048   1,856,697
    Excel Industries, Ltd................................      1,169      19,113
*   FDC, Ltd.............................................     66,849     155,235
    Federal Bank, Ltd.................................... 13,007,526  15,716,503
    FIEM Industries, Ltd.................................      2,436      16,886
    Finolex Cables, Ltd..................................    506,794   2,951,309
    Finolex Industries, Ltd..............................    126,285     910,259
    Firstsource Solutions, Ltd...........................  2,945,911   2,039,694
*   Fortis Healthcare, Ltd...............................  2,206,119   4,210,665
*   Future Enterprises, Ltd..............................  1,523,254     773,232
*   Future Retail, Ltd...................................    624,617   3,785,715
    GAIL India, Ltd......................................  6,727,284  31,568,723
    Gateway Distriparks, Ltd.............................    387,484     560,854
    Gati, Ltd............................................    715,225     745,732
    General Insurance Corp. of India.....................     22,340      76,422
    GHCL, Ltd............................................    376,673   1,328,236
    GIC Housing Finance, Ltd.............................    142,373     480,584
    Glenmark Pharmaceuticals, Ltd........................    766,829   7,051,635
    GOCL Corp., Ltd......................................      4,209      14,530
*   Godawari Power and Ispat, Ltd........................     78,671     256,738
    Godfrey Phillips India, Ltd..........................     70,572     923,019
    Granules India, Ltd..................................  1,885,387   2,426,245
    Grasim Industries, Ltd...............................  2,130,244  21,594,181
    Great Eastern Shipping Co., Ltd. (The)...............    867,023   3,686,863
    Greaves Cotton, Ltd..................................    340,138     589,706
*   GTL Infrastructure, Ltd..............................    591,437       8,773
    Gujarat Alkalies & Chemicals, Ltd....................    336,320   2,414,589
    Gujarat Ambuja Exports, Ltd..........................    139,378     408,791
    Gujarat Fluorochemicals, Ltd.........................    387,110   4,717,809
    Gujarat Mineral Development Corp., Ltd...............  1,228,209   1,472,989
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd..    664,327   3,072,604
    Gujarat Pipavav Port, Ltd............................    272,834     325,375
    Gujarat State Fertilizers & Chemicals, Ltd...........  2,160,587   2,963,638
    Gujarat State Petronet, Ltd..........................  2,262,154   5,670,548
*   Hathway Cable & Datacom, Ltd.........................    684,589     308,655
    HBL Power Systems, Ltd...............................    233,016      86,018
    HCL Technologies, Ltd................................     79,232   1,123,167
    HeidelbergCement India, Ltd..........................    396,490     828,333
    Hikal, Ltd...........................................    295,081     634,204
    HIL, Ltd.............................................     18,750     504,647
    Himachal Futuristic Communications, Ltd..............  7,745,368   2,490,132
    Himatsingka Seide, Ltd...............................    357,313   1,010,959

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
INDIA -- (Continued)
    Hindalco Industries, Ltd............................. 11,366,192 $ 33,511,299
    Hinduja Global Solutions, Ltd........................     74,046      653,213
    Hindustan Media Ventures, Ltd........................     11,103       18,041
    Honda SIEL Power Products, Ltd.......................      3,435       52,939
*   Housing Development & Infrastructure, Ltd............  3,223,056    1,190,969
    HSIL, Ltd............................................    429,703    1,495,207
    HT Media, Ltd........................................    800,270      456,897
    Huhtamaki PPL, Ltd...................................      6,622       16,222
    I G Petrochemicals, Ltd..............................     19,941       84,837
    ICICI Bank, Ltd., Sponsored ADR......................  9,812,875  100,189,452
*   IDFC First Bank, Ltd................................. 11,713,963    7,450,540
    IDFC, Ltd............................................  9,004,232    5,048,972
*   IFCI, Ltd............................................  8,839,280    1,683,238
    IIFL Holdings, Ltd...................................  2,694,303   16,452,533
*   IL&FS Transportation Networks, Ltd...................    529,814       55,648
    India Cements, Ltd. (The)............................  2,739,617    3,257,539
    India Glycols, Ltd...................................    118,892      440,961
    Indiabulls Housing Finance, Ltd......................  1,396,249   13,059,367
*   Indiabulls Real Estate, Ltd..........................  2,831,621    2,929,131
*   Indian Bank..........................................    687,697    2,185,300
    Indian Hotels Co., Ltd. (The)........................  4,061,461    8,141,129
    Indian Hume Pipe Co., Ltd............................      2,945       13,721
    Indo Count Industries, Ltd...........................    394,566      257,680
    Indoco Remedies, Ltd.................................     52,819      136,541
    INEOS Styrolution India, Ltd.........................     32,615      291,495
    Infosys, Ltd.........................................    696,020    7,339,104
    Ingersoll-Rand India, Ltd............................     47,442      393,169
*   Inox Leisure, Ltd....................................     18,187       66,352
*   Inox Wind, Ltd.......................................     45,583       43,718
    Insecticides India, Ltd..............................     12,305      101,446
*   Intellect Design Arena, Ltd..........................    399,225    1,016,034
*   International Paper APPM, Ltd........................     25,252      169,701
    Ipca Laboratories, Ltd...............................     20,009      214,985
    ITD Cementation India, Ltd...........................    150,598      248,194
    J Kumar Infraprojects, Ltd...........................    141,986      213,501
    Jagran Prakashan, Ltd................................    453,470      657,526
    Jai Corp., Ltd.......................................    737,204    1,055,298
    Jain Irrigation Systems, Ltd.........................  5,284,537    4,572,979
*   Jaiprakash Associates, Ltd........................... 14,446,285    1,346,511
*   Jammu & Kashmir Bank, Ltd. (The).....................  3,014,805    1,733,238
*   Jaypee Infratech, Ltd................................  2,648,395      111,765
    JB Chemicals & Pharmaceuticals, Ltd..................    401,346    1,784,886
*   JBF Industries, Ltd..................................     64,057       16,559
    Jindal Poly Films, Ltd...............................    247,064      863,081
    Jindal Saw, Ltd......................................  1,852,856    2,323,725
*   Jindal Stainless Hisar, Ltd..........................     10,311       11,407
*   Jindal Stainless, Ltd................................    222,465       85,891
*   Jindal Steel & Power, Ltd............................  3,263,783    6,229,760
    JK Cement, Ltd.......................................    205,774    2,057,717
    JK Lakshmi Cement, Ltd...............................    398,674    1,660,007
    JK Paper, Ltd........................................    612,784    1,175,257
    JK Tyre & Industries, Ltd............................  1,033,227    1,321,426
    JM Financial, Ltd....................................  3,611,805    3,945,604
    JMC Projects India, Ltd..............................    131,140      169,688
*   JSW Energy, Ltd......................................  5,451,141    5,137,154
*   JSW Holdings, Ltd....................................      1,694       64,630
    JSW Steel, Ltd....................................... 13,167,707   51,110,940
    Jubilant Life Sciences, Ltd..........................  1,028,152   10,184,407
    Kalpataru Power Transmission, Ltd....................    668,963    3,456,639

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
INDIA -- (Continued)
    Kalyani Steels, Ltd..................................    81,065 $   230,477
    Karnataka Bank, Ltd. (The)........................... 2,333,171   3,944,127
    Karur Vysya Bank, Ltd. (The)......................... 2,882,794   3,586,598
    KCP, Ltd. (The)......................................   226,777     279,963
*   Kiri Industries, Ltd.................................   106,177     608,566
    Kirloskar Brothers, Ltd..............................    64,949     128,047
    Kirloskar Oil Engines, Ltd...........................   294,687     718,120
    KNR Constructions, Ltd...............................   136,733     398,091
    Kolte-Patil Developers, Ltd..........................   164,497     610,180
*   KPIT Engineering, Ltd................................ 2,056,795   2,536,290
    KPIT Technologies, Ltd............................... 2,056,795   3,294,011
    KPR Mill, Ltd........................................    28,199     208,840
    KRBL, Ltd............................................    96,906     457,079
    L&T Finance Holdings, Ltd............................ 3,857,374   7,157,656
    Lakshmi Machine Works, Ltd...........................     1,659     125,882
*   Lakshmi Vilas Bank, Ltd. (The).......................   607,331     557,481
    Larsen & Toubro, Ltd................................. 3,671,845  67,638,990
    Laurus Labs, Ltd.....................................    36,618     191,303
    LG Balakrishnan & Bros, Ltd..........................    18,860     108,426
    LIC Housing Finance, Ltd............................. 2,559,991  16,271,257
    Linde India, Ltd.....................................    60,036     401,548
    LT Foods, Ltd........................................   507,279     277,702
    Lumax Auto Technologies, Ltd.........................    31,726      67,768
    Lupin, Ltd........................................... 2,088,375  25,731,022
    Magma Fincorp, Ltd...................................   321,878     442,912
    Maharashtra Scooters, Ltd............................     5,943     269,091
    Maharashtra Seamless, Ltd............................   180,009   1,173,632
    Mahindra & Mahindra Financial Services, Ltd.......... 1,715,666   9,823,921
    Mahindra & Mahindra, Ltd............................. 5,284,050  50,730,427
*   Mahindra CIE Automotive, Ltd.........................    90,975     301,291
    Mahindra Lifespace Developers, Ltd...................   247,493   1,350,119
    Maithan Alloys, Ltd..................................    22,206     111,420
*   Majesco, Ltd.........................................    15,115      97,811
    Man Infraconstruction, Ltd...........................   232,063     111,418
    Manappuram Finance, Ltd.............................. 5,784,804   7,549,714
    Mangalam Cement, Ltd.................................     7,882      23,739
    Marksans Pharma, Ltd................................. 1,013,592     365,721
    Mastek, Ltd..........................................   100,251     580,656
*   Max India, Ltd.......................................   489,573     590,265
    McLeod Russel India, Ltd.............................   707,680     965,508
    Meghmani Organics, Ltd...............................   918,506     709,429
*   Mercator, Ltd........................................   142,000      18,073
    Merck, Ltd...........................................    61,746   2,872,740
    Mirza International, Ltd.............................    72,490      75,139
    MOIL, Ltd............................................   451,682   1,025,201
    Monte Carlo Fashions, Ltd............................     6,053      31,522
    Motilal Oswal Financial Services, Ltd................     4,389      39,728
    Mphasis, Ltd.........................................   501,866   7,012,028
    MPS, Ltd.............................................     3,844      25,017
    MRF, Ltd.............................................    13,476  11,620,000
    Munjal Showa, Ltd....................................    11,077      26,602
    Muthoot Finance, Ltd.................................   903,875   6,425,360
*   Nagarjuna Fertilizers & Chemicals, Ltd............... 1,370,067     164,361
    National Aluminium Co., Ltd.......................... 4,870,779   4,054,963
*   National Fertilizers, Ltd............................    33,882      16,956
    Nava Bharat Ventures, Ltd............................   683,803   1,032,237
    Navin Fluorine International, Ltd....................    19,225     169,367
*   Navkar Corp., Ltd....................................   161,123     103,624
    NCC, Ltd............................................. 6,686,367   7,504,129

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
INDIA -- (Continued)
*   Neuland Laboratories, Ltd............................      1,152 $      8,623
    NIIT Technologies, Ltd...............................    311,867    5,762,699
*   NIIT, Ltd............................................    861,021    1,009,726
    Nilkamal, Ltd........................................     56,350    1,073,409
    NOCIL, Ltd...........................................    376,132      772,495
    Nucleus Software Exports, Ltd........................     25,508      127,049
    Oberoi Realty, Ltd...................................    609,858    3,821,843
    Odisha Cement, Ltd...................................    284,948    4,146,811
    Omaxe, Ltd...........................................    505,600    1,514,861
    Orient Cement, Ltd...................................    621,657      644,367
*   Oriental Bank of Commerce............................    975,550    1,323,047
    Parag Milk Foods, Ltd................................     41,532      121,366
*   Patel Engineering, Ltd...............................     17,563        7,443
    PC Jeweller, Ltd.....................................  2,343,554    2,434,207
    Persistent Systems, Ltd..............................    267,798    2,290,961
    Petronet LNG, Ltd....................................  4,844,788   15,511,321
    Phillips Carbon Black, Ltd...........................    488,407    1,206,675
    Piramal Enterprises, Ltd.............................    744,321   21,187,877
    PNB Housing Finance, Ltd.............................     27,922      354,538
    PNC Infratech, Ltd...................................    236,768      472,539
    Polyplex Corp., Ltd..................................     83,247      573,160
    Power Finance Corp., Ltd.............................  6,320,758    9,182,346
    Power Mech Projects, Ltd.............................     22,671      267,614
*   Prabhat Dairy, Ltd...................................    172,202      144,685
    Praj Industries, Ltd.................................  1,158,084    2,139,576
*   Prakash Industries, Ltd..............................    623,087      755,983
    Prestige Estates Projects, Ltd.......................    458,994    1,291,501
    PTC India Financial Services, Ltd....................  2,660,009      556,959
    PTC India, Ltd.......................................  3,168,880    3,468,486
*   Punjab National Bank.................................  4,077,402    4,459,944
    Puravankara, Ltd.....................................    540,207      545,945
    Quick Heal Technologies, Ltd.........................     66,350      177,299
    Radico Khaitan, Ltd..................................    201,253    1,161,151
    Rain Commodities, Ltd................................    885,256    1,486,995
    Rajesh Exports, Ltd..................................    474,303    4,061,303
    Rallis India, Ltd....................................    379,771      858,275
    Ramco Industries, Ltd................................    133,835      378,603
*   Ramco Systems, Ltd...................................     20,610       67,364
    Ramkrishna Forgings, Ltd.............................     26,607      182,208
    Rashtriya Chemicals & Fertilizers, Ltd...............  1,645,424    1,475,696
    Ratnamani Metals & Tubes, Ltd........................      6,971       86,002
    Raymond, Ltd.........................................    298,430    3,159,520
    REC, Ltd.............................................  8,920,094   15,629,630
    Redington India, Ltd.................................  2,354,483    2,424,719
    Reliance Capital, Ltd................................  1,546,388    4,225,005
*   Reliance Communications, Ltd.........................  9,652,161    1,638,204
    Reliance Home Finance, Ltd...........................  1,766,396      878,793
    Reliance Industries, Ltd., GDR.......................     98,068    3,382,436
    Reliance Industries, Ltd............................. 34,525,037  597,097,800
    Reliance Industries, Ltd.............................      2,573       88,640
*   Reliance Power, Ltd..................................  8,848,791    3,298,358
    Repco Home Finance, Ltd..............................    200,419    1,132,857
    Rico Auto Industries, Ltd............................    173,157      151,441
*   Ruchi Soya Industries, Ltd...........................    456,150       44,762
    S Chand & Co., Ltd...................................      5,198       15,950
    Sadbhav Engineering, Ltd.............................     53,649      146,149
*   Sanghi Industries, Ltd...............................    133,780      108,266
*   Sanghvi Movers, Ltd..................................     32,465       43,722
    Sarda Energy & Minerals, Ltd.........................     55,259      186,227

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
INDIA -- (Continued)
    Sasken Technologies, Ltd.............................     19,299 $   171,899
*   Sequent Scientific, Ltd..............................    435,379     510,495
    Seshasayee Paper & Boards, Ltd.......................     11,959     172,548
    Sharda Cropchem, Ltd.................................     28,099     125,100
    Shilpa Medicare, Ltd.................................      4,373      23,441
*   Shipping Corp. of India, Ltd.........................  1,652,239     948,790
*   Shree Renuka Sugars, Ltd.............................    334,703      48,361
    Shriram City Union Finance, Ltd......................     24,509     576,172
    Shriram Transport Finance Co., Ltd...................  1,197,405  17,177,091
*   Sical Logistics, Ltd.................................      3,268       6,279
    Simplex Infrastructures, Ltd.........................     88,696     197,616
    Sintex Industries, Ltd...............................  2,517,100     348,328
*   Sintex Plastics Technology, Ltd......................  6,581,432   1,909,363
    Siyaram Silk Mills, Ltd..............................      5,861      28,136
    SML ISUZU, Ltd.......................................     17,544     146,529
    Sobha, Ltd...........................................    769,312   5,091,614
*   Solara Active Pharma Sciences, Ltd...................      1,685       9,032
    Somany Ceramics, Ltd.................................     18,040      87,128
    South Indian Bank, Ltd. (The)........................  8,541,584   1,591,897
    Srei Infrastructure Finance, Ltd.....................  1,890,601     783,447
    SRF, Ltd.............................................    223,833   6,321,258
    Srikalahasthi Pipes, Ltd.............................     77,761     199,590
    Star Cement, Ltd.....................................    104,969     137,702
*   State Bank of India.................................. 12,031,982  50,058,885
*   Steel Authority of India, Ltd........................  4,730,984   3,144,408
    Strides Pharma Science, Ltd..........................    184,644   1,196,722
    Sun Pharmaceutical Industries, Ltd...................  3,795,564  22,522,194
    Sunteck Realty, Ltd..................................    194,244     944,618
    Surya Roshni, Ltd....................................     96,151     300,883
    Sutlej Textiles and Industries, Ltd..................      7,506       4,182
    Suven Life Sciences, Ltd.............................     70,978     193,313
*   Syndicate Bank.......................................  2,092,900   1,088,931
    TAKE Solutions, Ltd..................................    437,601     857,816
    Tamil Nadu Newsprint & Papers, Ltd...................    321,199     992,323
    Tata Chemicals, Ltd..................................  1,157,434  10,986,217
    Tata Global Beverages, Ltd...........................  3,159,945   9,032,421
#*  Tata Motors, Ltd., Sponsored ADR.....................    103,766   1,356,222
*   Tata Motors, Ltd..................................... 16,964,747  43,283,014
    Tata Steel, Ltd......................................  5,314,101  35,828,650
    Tata Steel, Ltd......................................    402,178     192,550
    Tech Mahindra, Ltd...................................  1,558,572  16,050,648
*   Techno Electric & Engineering Co., Ltd...............     54,776     186,386
*   Tejas Networks, Ltd..................................    119,614     268,126
    Texmaco Rail & Engineering, Ltd......................    413,245     329,310
    Thirumalai Chemicals, Ltd............................    160,281     177,415
    Thomas Cook India, Ltd...............................     29,990      93,030
    TI Financial Holdings, Ltd...........................    512,501   3,192,212
    Tide Water Oil Co India, Ltd.........................      2,390     171,717
    Time Technoplast, Ltd................................  1,163,979   1,583,602
    Tinplate Co. of India, Ltd. (The)....................    215,283     426,205
    Titagarh Wagons, Ltd.................................    207,006     199,626
    Tourism Finance Corp. of India, Ltd..................     68,586     128,826
    Transport Corp. of India, Ltd........................    155,588     608,337
    Trident, Ltd.........................................    800,175     752,426
*   Triveni Engineering & Industries, Ltd................    182,820     108,330
    Tube Investments of India, Ltd.......................    522,141   2,490,063
    TV Today Network, Ltd................................     29,230     144,382
*   TV18 Broadcast, Ltd..................................  6,567,720   3,030,754
    TVS Srichakra, Ltd...................................        752      24,762

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES       VALUE>>
                                                          ----------- --------------
INDIA -- (Continued)
*   UCO Bank.............................................   2,330,376 $      630,933
    Uflex, Ltd...........................................     455,786      1,617,441
    UFO Moviez India, Ltd................................      21,281         73,461
    Unichem Laboratories, Ltd............................     359,521      1,035,658
*   Union Bank of India..................................   2,045,981      2,398,665
*   Unitech, Ltd.........................................  12,073,793        272,667
*   Usha Martin, Ltd.....................................     213,168         99,297
    VA Tech Wabag, Ltd...................................     184,748        775,300
    Vardhman Textiles, Ltd...............................     240,174      3,611,639
    Vedanta, Ltd.........................................  18,463,322     51,690,033
    Vedanta, Ltd., ADR...................................     896,603     10,015,060
    Vijaya Bank..........................................   2,775,054      1,730,295
    Vindhya Telelinks, Ltd...............................      20,153        456,776
    Visaka Industries, Ltd...............................      17,061         89,469
*   Vodafone Idea, Ltd...................................  18,594,249      7,893,067
    Welspun Corp., Ltd...................................   1,121,673      1,647,936
    Welspun Enterprises, Ltd.............................     646,670        896,141
    Welspun India, Ltd...................................   1,522,726      1,294,122
    West Coast Paper Mills, Ltd..........................     170,458        659,191
    Wipro, Ltd...........................................   9,490,080     49,208,834
*   Wockhardt, Ltd.......................................     286,901      1,786,337
    Yes Bank, Ltd........................................  12,165,495     33,382,658
*   Zee Media Corp., Ltd.................................     374,089         78,351
    Zensar Technologies, Ltd.............................     829,415      2,617,447
*   Zuari Agro Chemicals, Ltd............................      23,149         71,117
                                                                      --------------
TOTAL INDIA..............................................              2,251,086,011
                                                                      --------------
INDONESIA -- (2.7%)
    Adaro Energy Tbk PT.................................. 202,313,500     20,218,110
    Adhi Karya Persero Tbk PT............................  24,162,200      2,834,297
*   Agung Podomoro Land Tbk PT...........................  85,313,700      1,161,429
    AKR Corporindo Tbk PT................................   1,265,700        476,849
*   Alam Sutera Realty Tbk PT............................ 159,012,300      4,055,749
    Aneka Tambang Tbk PT.................................  89,920,877      6,244,871
    Asahimas Flat Glass Tbk PT...........................   4,608,600      1,514,238
    Astra Agro Lestari Tbk PT............................   3,870,567      3,880,880
    Astra Graphia Tbk PT.................................     436,900         44,226
    Astra International Tbk PT...........................   4,065,100      2,466,100
    Astra Otoparts Tbk PT................................     614,000         68,835
*   Astrindo Nusantara Infrastructure Tbk PT............. 119,031,500        426,226
*   Bakrie and Brothers Tbk PT...........................   5,548,865         19,853
*   Bakrie Telecom Tbk PT................................ 160,430,200        574,093
*   Bank Bukopin Tbk.....................................  54,046,033      1,410,697
    Bank Danamon Indonesia Tbk PT........................  30,493,554     19,885,797
    Bank Mandiri Persero Tbk PT.......................... 117,749,462     63,104,746
    Bank Negara Indonesia Persero Tbk PT.................  89,706,241     58,529,518
*   Bank Pan Indonesia Tbk PT............................ 108,662,301     10,972,557
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT.  34,986,300      5,843,275
    Bank Pembangunan Daerah Jawa Timur Tbk PT............  27,192,000      1,451,505
    Bank Rakyat Indonesia Persero Tbk PT.................   1,869,000        518,068
    Bank Tabungan Negara Persero Tbk PT..................  52,332,927     10,310,601
    Barito Pacific Tbk PT................................  46,009,400      8,617,459
    Bekasi Fajar Industrial Estate Tbk PT................  55,757,200      1,047,476
    BISI International Tbk PT............................  13,394,400      1,376,268
    Blue Bird Tbk PT.....................................      58,800         11,279
*   Buana Lintas Lautan Tbk PT...........................   4,077,100         38,557
*   Bumi Serpong Damai Tbk PT............................  74,588,900      7,125,551
*   Centratama Telekomunikasi Indonesia Tbk PT...........   6,763,500         44,076
    Ciputra Development Tbk PT........................... 159,163,278     11,132,913

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                               SHARES      VALUE>>
                                                             ----------- -----------
INDONESIA -- (Continued)
*   City Retail Developments Tbk PT.........................   1,000,000 $     6,441
*   Clipan Finance Indonesia Tbk PT.........................   1,572,800      36,761
*   Delta Dunia Makmur Tbk PT...............................  23,267,400   1,078,221
*   Eagle High Plantations Tbk PT........................... 117,402,400   1,682,760
    Elnusa Tbk PT...........................................  51,940,700   1,356,115
*   Energi Mega Persada Tbk PT..............................  11,397,301      64,565
    Erajaya Swasembada Tbk PT...............................  15,714,300   2,583,070
*   Gajah Tunggal Tbk PT....................................  18,217,700   1,045,777
*   Garuda Indonesia Persero Tbk PT.........................  45,666,781   1,484,690
    Global Mediacom Tbk PT.................................. 102,794,700   2,711,032
*   Hanson International Tbk PT.............................  48,742,700     376,713
    Harum Energy Tbk PT.....................................  11,888,400   1,492,639
    Hexindo Adiperkasa Tbk PT...............................     721,744     158,075
*   Holcim Indonesia Tbk PT.................................  26,017,400   3,684,029
    Indah Kiat Pulp & Paper Corp. Tbk PT....................  34,676,600  32,469,428
    Indika Energy Tbk PT....................................  16,457,100   2,519,907
    Indo Tambangraya Megah Tbk PT...........................   3,551,900   5,809,261
    Indofood Sukses Makmur Tbk PT...........................  61,960,900  34,463,863
    Indomobil Sukses Internasional Tbk PT...................     814,900     192,233
*   Indo-Rama Synthetics Tbk PT.............................     180,100      89,239
    Industri dan Perdagangan Bintraco Dharma Tbk PT.........     621,900     119,846
*   Intiland Development Tbk PT.............................  96,785,100   2,230,749
    Japfa Comfeed Indonesia Tbk PT..........................  46,014,350   9,664,751
    Jaya Real Property Tbk PT............................... 114,272,300   4,748,280
*   Kawasan Industri Jababeka Tbk PT........................ 271,399,456   5,056,579
    KMI Wire & Cable Tbk PT.................................   7,493,500     164,206
*   Krakatau Steel Persero Tbk PT...........................   7,314,600     258,935
*   Lippo Cikarang Tbk PT...................................   3,744,200     639,084
    Lippo Karawaci Tbk PT................................... 246,396,449   4,931,604
    Malindo Feedmill Tbk PT.................................   8,799,100   1,108,983
*   Matahari Putra Prima Tbk PT.............................   4,231,700      55,201
*   Medco Energi Internasional Tbk PT....................... 110,730,466   8,035,743
    Media Nusantara Citra Tbk PT............................  26,136,200   1,585,938
    Metrodata Electronics Tbk PT............................   3,267,150     209,482
*   Mitra Pinasthika Mustika Tbk PT.........................   3,395,700     221,496
*   MNC Investama Tbk PT.................................... 332,569,700   1,855,633
    Modernland Realty Tbk PT................................  89,667,000   1,451,047
*   Multipolar Tbk PT.......................................  53,342,100     455,123
*   Multistrada Arah Sarana Tbk PT..........................   1,773,100      96,572
    Pabrik Kertas Tjiwi Kimia Tbk PT........................   1,887,500   1,828,726
    Pakuwon Jati Tbk PT.....................................   2,315,800     107,881
    Pan Brothers Tbk PT.....................................  39,179,650   1,555,005
*   Panin Financial Tbk PT.................................. 203,836,500   4,447,253
*   Panin Insurance Tbk PT..................................  27,074,300   2,211,967
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT...  46,459,884   4,890,255
    PP Persero Tbk PT.......................................  32,521,600   5,465,923
    PP Properti Tbk PT......................................  24,878,600     281,796
    Puradelta Lestari Tbk PT................................  12,748,100     191,693
    Ramayana Lestari Sentosa Tbk PT.........................  32,458,200   3,651,313
    Salim Ivomas Pratama Tbk PT.............................  45,338,400   1,656,394
    Sampoerna Agro PT.......................................  11,830,341   1,954,139
    Selamat Sempurna Tbk PT.................................  26,778,900   2,895,164
    Semen Baturaja Persero Tbk PT...........................   7,983,400     928,732
    Semen Indonesia Persero Tbk PT..........................  19,945,300  18,125,167
*   Sentul City Tbk PT...................................... 221,276,200   1,957,530
*   Siloam International Hospitals Tbk PT...................   1,266,800     292,715
    Sinar Mas Agro Resources & Technology Tbk PT............   7,704,700   2,276,998
    Sri Rejeki Isman Tbk PT................................. 128,764,700   3,131,524
    Summarecon Agung Tbk PT.................................  20,122,500   1,492,769

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
INDONESIA -- (Continued)
*   Surya Esa Perkasa Tbk PT.............................  4,650,600 $    135,352
    Surya Semesta Internusa Tbk PT....................... 47,739,500    1,668,061
    Tempo Scan Pacific Tbk PT............................    939,300      102,425
*   Tiga Pilar Sejahtera Food Tbk........................ 41,727,122      376,283
    Timah Tbk PT......................................... 44,150,560    4,073,948
    Tiphone Mobile Indonesia Tbk PT......................  7,827,700      460,760
*   Trada Alam Minera Tbk PT............................. 21,553,400      327,844
*   Trias Sentosa Tbk PT.................................    336,500        9,787
    Tunas Baru Lampung Tbk PT............................ 25,529,400    1,764,212
    Tunas Ridean Tbk PT.................................. 34,967,000    2,927,955
    Ultrajaya Milk Industry & Trading Co. Tbk PT......... 21,083,600    1,798,102
    Unggul Indah Cahaya Tbk PT...........................    304,535      101,389
    United Tractors Tbk PT............................... 13,679,200   25,228,621
*   Vale Indonesia Tbk PT................................ 21,310,900    5,910,887
*   Visi Media Asia Tbk PT...............................  2,555,100       31,134
    Waskita Beton Precast Tbk PT......................... 85,540,200    2,358,445
    Waskita Karya Persero Tbk PT......................... 47,370,100    6,726,045
    Wijaya Karya Beton Tbk PT............................ 24,347,100      704,440
    Wijaya Karya Persero Tbk PT.......................... 32,936,300    4,483,291
*   XL Axiata Tbk PT..................................... 34,233,500    5,315,642
                                                                     ------------
TOTAL INDONESIA..........................................             505,447,737
                                                                     ------------
MALAYSIA -- (2.7%)
    Aeon Co. M Bhd.......................................  1,018,000      386,301
    AFFIN Bank Bhd....................................... 10,592,618    5,736,309
    AirAsia Group Bhd.................................... 19,115,100   14,249,579
#*  AirAsia X Bhd........................................  1,246,100       88,438
    Alliance Bank Malaysia Bhd........................... 15,016,000   15,589,882
    Allianz Malaysia Bhd.................................     64,000      212,234
    AMMB Holdings Bhd.................................... 20,020,762   22,075,222
#   Ann Joo Resources Bhd................................  2,061,200      683,462
    APM Automotive Holdings Bhd..........................    721,300      487,942
    Batu Kawan Bhd.......................................  2,010,750    8,349,546
    Benalec Holdings Bhd.................................  5,886,700      266,764
*   Berjaya Assets Bhd...................................    746,100       54,841
#*  Berjaya Corp. Bhd.................................... 42,290,678    2,843,542
    Berjaya Food Bhd.....................................    121,800       39,927
*   Berjaya Land Bhd..................................... 13,220,000      911,254
    BIMB Holdings Bhd....................................  1,075,907      986,813
    Boustead Holdings Bhd................................ 12,072,291    4,310,468
    Boustead Plantations Bhd.............................  3,092,200      702,751
*   Bumi Armada Bhd...................................... 29,247,800    1,431,314
    Cahya Mata Sarawak Bhd...............................    249,400      187,450
    Can-One Bhd..........................................    401,400      254,571
#   CB Industrial Product Holding Bhd....................  1,722,100      463,166
    Chin Teck Plantations BHD............................    309,100      519,496
    CIMB Group Holdings Bhd.............................. 51,571,494   70,991,586
    CJ Century Logistics Holdings Bhd, Class B...........     71,300        8,366
*   Coastal Contracts Bhd................................  3,111,500      631,726
    CSC Steel Holdings Bhd...............................  2,010,456      534,571
    Cypark Resources Bhd.................................    645,450      259,426
*   Dagang NeXchange Bhd.................................    909,800       54,769
*   Dayang Enterprise Holdings Bhd.......................  2,480,000      361,556
#   DRB-Hicom Bhd........................................ 10,460,600    4,154,853
#*  Eastern & Oriental Bhd............................... 10,793,313    2,852,075
#*  Eco World Development Group Bhd......................  4,203,400      946,151
    Econpile Holdings Bhd................................    606,000       66,882
    Ekovest BHD.......................................... 10,606,100    1,351,941
    Engtex Group Bhd.....................................    775,500      158,077

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
MALAYSIA -- (Continued)
    Evergreen Fibreboard Bhd.............................  6,661,289 $   619,959
    FAR East Holdings BHD................................  1,680,160   1,124,123
#   FGV Holdings Bhd..................................... 19,788,000   4,844,553
    Gabungan AQRS Bhd....................................  2,739,700     606,718
    Gadang Holdings Bhd..................................  4,381,200     590,580
    Gamuda Bhd........................................... 11,428,800   7,711,828
    Genting Bhd.......................................... 23,789,200  40,388,515
    Genting Malaysia Bhd................................. 22,325,000  17,990,238
#   George Kent Malaysia Bhd.............................  3,475,000     921,340
    Glomac Bhd...........................................  5,725,250     519,216
    GuocoLand Malaysia Bhd...............................  2,754,100     521,562
    HAP Seng Consolidated Bhd............................  3,507,982   8,462,347
    Hap Seng Plantations Holdings Bhd....................  2,973,600   1,309,551
#   Hengyuan Refining Co. Bhd............................    989,600   1,166,122
    HeveaBoard Bhd.......................................  2,287,600     352,418
#   Hiap Teck Venture Bhd................................  9,625,500     660,707
    Hong Leong Financial Group Bhd.......................  2,780,834  13,404,762
    Hong Leong Industries Bhd............................    475,100   1,061,087
*   Hua Yang Bhd.........................................  1,531,810     140,471
    I-Bhd................................................     84,900       8,610
#   IGB Bhd..............................................  3,210,195   1,964,293
    IJM Corp. Bhd........................................ 29,409,818  13,151,725
#   Insas Bhd............................................  6,996,000   1,318,276
    IOI Properties Group Bhd.............................  6,974,425   2,662,620
*   Iris Corp. Bhd....................................... 18,898,200     602,223
*   Iskandar Waterfront City Bhd.........................  3,703,000     394,859
#*  JAKS Resources Bhd...................................  3,957,500     499,063
    Jaya Tiasa Holdings Bhd..............................  5,444,733     765,514
    JCY International Bhd................................  8,156,600     389,842
    Keck Seng Malaysia Bhd...............................  2,504,000   2,687,864
    Kenanga Investment Bank Bhd..........................  2,123,487     291,212
    Kian JOO CAN Factory Bhd.............................  4,458,080   3,056,497
#   Kimlun Corp. Bhd.....................................    912,902     252,959
#*  KNM Group Bhd........................................ 24,453,390     539,748
    Kretam Holdings Bhd..................................  3,429,400     327,221
#*  KSL Holdings Bhd.....................................  8,080,451   1,701,598
    Kumpulan Fima BHD....................................  1,960,700     768,164
#   Kumpulan Perangsang Selangor Bhd.....................  2,344,907     770,536
*   Kwantas Corp. BHD....................................    187,500      39,755
    Land & General Bhd................................... 33,231,420   1,225,538
*   Landmarks Bhd........................................  2,119,208     237,890
    LBS Bina Group Bhd...................................  8,370,780   1,390,626
#*  Lion Industries Corp. Bhd............................  3,076,300     393,600
    Lotte Chemical Titan Holding Bhd.....................    110,500     114,091
    Magni-Tech Industries Bhd............................     16,900      18,014
    Magnum Bhd...........................................  6,044,000   3,043,992
    Mah Sing Group Bhd................................... 14,040,162   3,191,648
    Malayan Banking Bhd..................................  8,017,501  18,704,309
    Malayan Flour Mills Bhd..............................  4,901,775     624,309
*   Malayan United Industries Bhd........................    881,500      39,840
    Malaysia Airports Holdings Bhd.......................    601,254   1,183,814
#   Malaysia Building Society Bhd........................ 13,148,704   3,203,924
    Malaysia Marine and Heavy Engineering Holdings Bhd...  2,406,100     387,943
#*  Malaysian Bulk Carriers Bhd..........................  4,598,325     674,833
    Malaysian Pacific Industries Bhd.....................    205,275     500,649
#   Malaysian Resources Corp. Bhd........................ 24,219,700   4,034,153
    Malton Bhd...........................................  4,504,200     534,093
    Matrix Concepts Holdings Bhd.........................    683,200     327,418
    MBM Resources BHD....................................  2,415,503   1,512,160

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
MALAYSIA -- (Continued)
#*  Media Prima Bhd......................................  6,626,700 $   626,103
    Mega First Corp. Bhd.................................  1,801,800   1,738,425
    MISC Bhd............................................. 12,464,704  20,680,113
    Mitrajaya Holdings Bhd...............................    496,730      36,909
*   MK Land Holdings Bhd.................................    823,700      36,104
    MKH Bhd..............................................  4,260,078   1,264,777
#   MMC Corp. Bhd........................................ 10,572,580   2,175,339
#*  MNRB Holdings Bhd....................................  5,589,959   1,572,797
*   MPHB Capital Bhd.....................................    178,400      45,052
    Muda Holdings Bhd....................................  1,288,500     601,004
*   Mudajaya Group Bhd...................................  4,766,537     357,464
    Muhibbah Engineering M Bhd...........................  4,342,400   3,021,628
#*  Mulpha International Bhd.............................  2,057,960     890,288
*   Naim Holdings Bhd....................................  2,121,850     242,319
    OCK Group Bhd........................................    108,300      14,314
#   Oriental Holdings BHD................................  3,251,379   5,117,281
#   OSK Holdings Bhd..................................... 11,770,806   2,619,280
    Pacific & Orient Bhd.................................    345,852      84,468
    Panasonic Manufacturing Malaysia Bhd.................    243,480   2,256,065
    Pantech Group Holdings Bhd...........................  4,446,309     494,237
    Paramount Corp. Bhd..................................  1,734,425     885,908
*   Parkson Holdings Bhd.................................  6,044,528     399,393
    Petron Malaysia Refining & Marketing Bhd.............    192,200     307,372
    PIE Industrial Bhd...................................    181,200      72,349
    Pos Malaysia Bhd.....................................    666,500     314,888
    PPB Group Bhd........................................  4,435,939  19,701,306
    Protasco Bhd.........................................  2,747,729     164,892
#   RHB Bank Bhd.........................................  9,390,100  12,469,562
*   Rimbunan Sawit Bhd...................................  6,810,000     314,763
#*  Sapura Energy Bhd.................................... 41,938,100   2,725,506
#   Sarawak Oil Palms Bhd................................    677,967     438,080
    Selangor Dredging Bhd................................  1,210,900     197,480
    Selangor Properties Bhd..............................     75,300     112,324
    Shangri-La Hotels Malaysia Bhd.......................    511,500     705,070
    SHL Consolidated Bhd.................................    298,200     171,009
    Sime Darby Bhd....................................... 17,056,100   9,370,170
    Sime Darby Property Bhd..............................  5,095,000   1,434,318
    SP Setia Bhd Group...................................  7,311,323   4,599,533
    Star Media Group Bhd.................................  1,710,000     294,728
*   Sumatec Resources Bhd................................  2,855,100       3,494
    Sunway Bhd........................................... 16,462,771   6,520,234
    Supermax Corp. Bhd...................................  4,846,200   1,798,761
    Suria Capital Holdings Bhd...........................    989,280     361,658
*   Symphony Life Bhd....................................     12,024       1,075
    Ta Ann Holdings Bhd..................................  2,445,826   1,453,459
    TA Enterprise Bhd.................................... 17,678,300   2,831,282
    TA Global Bhd........................................ 15,391,880     998,984
#   Tan Chong Motor Holdings Bhd.........................  3,627,600   1,244,494
    TDM Bhd..............................................  8,375,014     370,337
    TH Plantations Bhd...................................    900,500     128,504
    Thong Guan Industries Bhd............................    114,200      66,527
    TIME dotCom Bhd......................................  3,141,380   6,200,502
*   Tiong NAM Logistics Holdings.........................  1,474,262     255,874
    Tropicana Corp. Bhd..................................  7,781,246   1,652,001
    TSH Resources Bhd....................................     95,400      26,810
    Tune Protect Group Bhd...............................  1,302,800     196,407
    UEM Edgenta Bhd......................................  1,330,200     866,420
#   UEM Sunrise Bhd...................................... 19,521,445   3,605,986
    UMW Holdings Bhd.....................................    671,900     959,094

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
MALAYSIA -- (Continued)
#   United Malacca Bhd...................................    960,500 $  1,282,643
    UOA Development Bhd..................................  8,522,800    4,995,301
#*  Velesto Energy Bhd................................... 16,557,527      772,783
*   Vivocom International Holdings Bhd...................  3,725,667       18,174
*   Vizione Holdings Bhd.................................    605,971      149,325
    VS Industry Bhd......................................  9,399,400    1,865,533
*   Wah Seong Corp. Bhd..................................  3,838,083      709,444
#   WCT Holdings Bhd..................................... 11,686,262    2,313,646
    WTK Holdings Bhd.....................................  5,153,250      605,090
    Yinson Holdings Bhd..................................    274,700      275,529
#   YNH Property Bhd.....................................  6,370,450    1,979,476
    YTL Corp. Bhd........................................ 59,673,343   16,048,210
*   YTL Land & Development Bhd...........................    879,200       85,089
                                                                     ------------
TOTAL MALAYSIA...........................................             498,329,535
                                                                     ------------
MEXICO -- (3.2%)
#   ALEATICA S.A.B. de C.V...............................     43,335       52,100
    Alfa S.A.B. de C.V., Class A......................... 31,554,837   39,818,443
*   Alpek S.A.B. de C.V..................................  4,125,775    5,624,806
    Arca Continental S.A.B. de C.V.......................  1,264,196    7,335,044
*   Axtel S.A.B. de C.V..................................    966,271      150,583
    Banco del Bajio SA...................................    270,585      564,596
    Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero Santand, ADR.............  1,877,079   13,984,239
#   Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero Santand, Class B.........  5,083,610    7,581,982
#   Becle S.A.B. de C.V..................................  1,245,274    1,595,482
*   Bio Pappel S.A.B. de C.V.............................    418,232      517,917
*   Cemex S.A.B. de C.V..................................    424,000      229,935
*   Cemex S.A.B. de C.V., Sponsored ADR..................  8,230,918   44,776,191
#   Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR........    108,685    6,759,120
    Coca-Cola Femsa S.A.B. de C.V., Series L.............  1,106,840    6,916,357
    Consorcio ARA S.A.B. de C.V., Series *...............  8,636,113    2,262,648
*   Corp Interamericana de Entretenimiento S.A.B. de
      C.V., Class B......................................  1,519,014    1,318,654
    Corp. Actinver S.A.B. de C.V.........................    105,133       71,473
    Corpovael S.A. de C.V................................        800          626
#   Credito Real S.A.B. de C.V. SOFOM ER.................  1,437,906    1,480,598
    Cydsa S.A.B. de C.V..................................      5,874        9,031
#   Dine S.A.B. de C.V...................................  1,027,267      574,815
    El Puerto de Liverpool S.A.B. de C.V.................    541,072    3,544,850
    Fomento Economico Mexicano S.A.B. de C.V., Sponsored
      ADR................................................    763,339   69,479,116
*   Genomma Lab Internacional S.A.B. de C.V., Class B....  1,004,407      698,590
#   Gentera S.A.B. de C.V................................  1,595,697    1,165,757
*   Grupo Aeromexico S.A.B. de C.V.......................  1,680,957    2,129,079
    Grupo Carso S.A.B. de C.V., Series A1................  5,822,311   22,835,876
#   Grupo Cementos de Chihuahua S.A.B. de C.V............  2,144,243   11,813,254
    Grupo Comercial Chedraui S.A. de C.V.................  3,165,639    6,143,465
    Grupo Elektra S.A.B. de C.V..........................    247,109   13,413,649
*   Grupo Famsa S.A.B. de C.V., Class A..................  2,531,626    1,126,653
    Grupo Financiero Banorte S.A.B. de C.V............... 16,711,495   92,942,386
#   Grupo Financiero Inbursa S.A.B. de C.V............... 15,362,786   22,197,899
*   Grupo Gigante S.A.B. de C.V..........................    471,076      923,811
#   Grupo Herdez S.A.B. de C.V., Series *................    977,438    2,123,837
*   Grupo Hotelero Santa Fe S.A.B. de C.V................     72,712       28,785
    Grupo Industrial Saltillo S.A.B. de C.V..............  1,363,406    1,782,486
    Grupo KUO S.A.B. de C.V., Class B....................  2,034,528    4,628,219
    Grupo Lala S.A.B. de C.V.............................    616,975      747,897
    Grupo Mexico S.A.B. de C.V., Series B................ 36,426,607   86,693,506
*   Grupo Pochteca S.A.B. de C.V.........................     67,810       23,688

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES      VALUE>>
                                                          ----------- ------------
MEXICO -- (Continued)
    Grupo Posadas S.A.B. de C.V..........................     328,713 $    653,223
#   Grupo Rotoplas S.A.B. de C.V.........................     154,019      162,217
    Grupo Sanborns S.A.B. de C.V.........................   1,389,018    1,365,610
#*  Grupo Simec S.A.B. de C.V............................     966,202    3,075,617
*   Grupo Sports World S.A.B. de C.V.....................     293,561      308,111
    Grupo Televisa S.A.B., Sponsored ADR.................     655,016    8,194,250
#   Grupo Televisa S.A.B., Series CPO....................   1,297,070    3,251,112
#*  Hoteles City Express S.A.B. de C.V...................     446,808      526,433
    Industrias Bachoco S.A.B. de C.V., Sponsored ADR.....      32,912    1,513,952
    Industrias Bachoco S.A.B. de C.V., Series B..........   1,619,395    6,204,128
#*  Industrias CH S.A.B. de C.V., Series B...............   1,906,973    8,052,822
    Industrias Penoles S.A.B. de C.V.....................     389,538    5,317,016
#*  La Comer S.A.B. de C.V...............................   4,997,412    5,148,401
    Medica Sur S.A.B. de C.V.............................       1,000        1,592
    Mexichem S.A.B. de C.V...............................  10,214,475   27,354,692
#*  Minera Frisco S.A.B. de C.V., Class A1...............   7,180,791    1,858,825
    Nemak S.A.B. de C.V..................................   3,030,923    2,375,951
*   Organizacion Cultiba S.A.B. de C.V...................     157,421      124,226
#*  Organizacion Soriana S.A.B. de C.V., Class B.........  14,141,863   19,893,899
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V................................................     398,758    4,058,011
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V., Class L......................................       3,563       24,036
    Qualitas Controladora S.A.B. de C.V..................     915,042    2,267,717
#   TV Azteca S.A.B. de C.V..............................   9,572,299    1,076,256
#   Unifin Financiera S.A.B. de C.V. SOFOM ENR...........     329,930      738,114
#   Vitro S.A.B. de C.V..................................   1,515,449    4,050,496
                                                                      ------------
TOTAL MEXICO.............................................              593,664,150
                                                                      ------------
PHILIPPINES -- (1.1%)
    8990 Holdings, Inc...................................   1,103,900      204,511
    A Soriano Corp.......................................   6,145,300      767,002
    ACR Mining Corp......................................     105,455        6,792
    Alliance Global Group, Inc...........................  35,532,506    9,347,012
    Alsons Consolidated Resources, Inc...................  19,066,000      509,219
*   Apex Mining Co., Inc.................................   2,248,000       67,337
*   Atlas Consolidated Mining & Development Corp.........   5,351,500      294,847
    Bank of the Philippine Islands.......................   1,961,453    3,433,298
    BDO Unibank, Inc.....................................  12,476,198   32,414,748
    Belle Corp...........................................   4,041,000      188,197
    Cebu Air, Inc........................................   2,569,180    4,340,431
*   CEMEX Holdings Philippines, Inc......................  14,055,000      719,071
    Century Properties Group, Inc........................  28,217,400      257,117
    China Banking Corp...................................     972,632      526,056
    Cosco Capital, Inc...................................  17,135,900    2,429,016
    DMCI Holdings, Inc...................................   3,184,500      770,140
*   East West Banking Corp...............................   4,882,900    1,163,978
*   EEI Corp.............................................   2,006,100      311,990
    Emperador, Inc.......................................   1,340,900      193,048
*   Empire East Land Holdings, Inc.......................  22,978,000      216,950
    Filinvest Development Corp...........................     254,000       60,919
    Filinvest Land, Inc.................................. 160,409,031    4,590,847
    First Philippine Holdings Corp.......................   4,024,680    5,618,745
*   Global Ferronickel Holdings, Inc.....................   7,872,176      231,458
    GT Capital Holdings, Inc.............................     301,157    6,185,508
    Holcim Philippines, Inc..............................     110,500       18,198
    Integrated Micro-Electronics, Inc....................   1,705,500      405,787
    International Container Terminal Services, Inc.......   1,423,530    2,960,742
    JG Summit Holdings, Inc..............................  12,881,240   16,015,115
    Lopez Holdings Corp..................................  29,607,000    2,958,258
    LT Group, Inc........................................  17,186,800    5,121,642

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES      VALUE>>
                                                          ----------- ------------
PHILIPPINES -- (Continued)
    Megaworld Corp....................................... 126,620,800 $ 12,573,086
    Metro Retail Stores Group, Inc.......................   1,545,000       75,315
    Metropolitan Bank & Trust Co.........................   7,865,624   12,696,456
    Nickel Asia Corp.....................................  15,860,940      747,593
    Pepsi-Cola Products Philippines, Inc.................   1,602,000       41,073
    Petron Corp..........................................  21,897,300    3,143,819
    Philex Mining Corp...................................   4,243,000      327,956
*   Philippine National Bank.............................   4,304,833    3,719,260
*   Philippine National Construction Corp................     398,900        7,035
    Philippine Savings Bank..............................   1,873,273    2,099,852
    Phinma Energy Corp...................................  24,730,000      606,736
    Phoenix Petroleum Philippines, Inc...................   1,527,700      315,283
    Pilipinas Shell Petroleum Corp.......................     127,030      117,212
    Premium Leisure Corp.................................   6,313,000      114,077
    RFM Corp.............................................     976,000       89,906
    Rizal Commercial Banking Corp........................   6,264,706    3,123,662
    Robinsons Land Corp..................................  32,366,008   13,696,885
    Robinsons Retail Holdings, Inc.......................     312,740      528,002
    San Miguel Corp......................................   6,273,466   19,901,951
    San Miguel Food and Beverage, Inc....................     385,350      702,880
    Security Bank Corp...................................   1,947,014    6,697,791
    SSI Group, Inc.......................................   2,648,000      121,359
    STI Education Systems Holdings, Inc..................  13,050,000      200,389
*   Top Frontier Investment Holdings, Inc................     628,532    3,382,233
*   Travellers International Hotel Group, Inc............   2,808,200      296,275
    Union Bank Of Philippines............................   4,413,349    5,470,193
    Vista Land & Lifescapes, Inc.........................  64,597,868    7,244,742
                                                                      ------------
TOTAL PHILIPPINES........................................              200,369,000
                                                                      ------------
POLAND -- (1.4%)
*   AB SA................................................       5,573       28,761
    Agora SA.............................................     472,664    1,347,376
*   Alior Bank SA........................................     227,402    3,522,196
    Alumetal SA..........................................       6,054       65,626
    Amica SA.............................................       6,556      215,992
    Asseco Poland SA.....................................   1,113,981   14,376,488
    Bank Handlowy w Warszawie SA.........................      30,090      559,484
*   Bank Millennium SA...................................   4,356,379   10,347,019
    Bank Pekao SA........................................       6,427      191,276
*   Boryszew SA..........................................     246,085      311,368
    Ciech SA.............................................     136,582    1,929,151
    Cognor SA............................................     156,283       76,170
*   Cyfrowy Polsat SA....................................     733,013    4,670,258
*   Enea SA..............................................   2,423,548    6,992,842
#   Firma Oponiarska Debica SA...........................      62,535    1,463,064
*   Getin Holding SA.....................................     755,545      213,439
*   Getin Noble Bank SA..................................     948,327      117,575
    Grupa Azoty SA.......................................     236,563    2,357,379
    Grupa Kety SA........................................      48,116    4,412,834
    Grupa Lotos SA.......................................   1,364,449   34,114,151
*   Impexmetal SA........................................   2,620,483    2,404,084
*   Jastrzebska Spolka Weglowa SA........................      95,348    1,753,131
    Kernel Holding SA....................................     472,763    6,503,450
*   KGHM Polska Miedz SA.................................   1,177,255   29,866,040
    LC Corp. SA..........................................   1,366,845      880,454
*   Lubelski Wegiel Bogdanka SA..........................      50,693      765,739
    mBank SA.............................................      19,957    2,409,842
*   Netia SA.............................................   2,058,981    2,850,637
*   PGE Polska Grupa Energetyczna SA.....................   7,396,379   23,656,970

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
POLAND -- (Continued)
*   PKP Cargo SA.........................................     90,153 $    995,336
*   Polnord SA...........................................      5,709       13,035
    Polski Koncern Naftowy Orlen S.A.....................  2,508,420   70,676,637
    Powszechna Kasa Oszczednosci Bank Polski SA..........  1,992,626   21,181,781
    Stalexport Autostrady SA.............................    189,773      202,271
    Stalprodukt SA.......................................      3,527      313,232
*   Tauron Polska Energia SA............................. 10,944,247    6,998,400
#   Trakcja SA...........................................    494,372      505,350
*   VRG SA...............................................     37,292       38,483
                                                                     ------------
TOTAL POLAND.............................................             259,327,321
                                                                     ------------
RUSSIA -- (2.1%)
*   AFI Development P.L.C., GDR..........................     16,827        3,817
    Etalon Group P.L.C., GDR.............................    110,885      227,314
    Gazprom PJSC, Sponsored ADR.......................... 22,632,193  110,653,680
    Gazprom PJSC, Sponsored ADR..........................     48,875      239,243
    Lukoil PJSC, Sponsored ADR(BYZF386)..................  1,493,166  119,751,913
    Lukoil PJSC, Sponsored ADR(BYZDW2900)................  1,526,223  122,551,804
    Magnitogorsk Iron & Steel Works PJSC, GDR............    658,541    5,686,478
    Ros Agro P.L.C., GDR.................................      1,124       13,938
    Rosneft Oil Co. PJSC, GDR............................  2,708,027   16,925,169
    RusHydro PJSC, ADR...................................  6,921,766    5,078,036
    VTB Bank PJSC, GDR...................................  3,125,281    3,953,481
                                                                     ------------
TOTAL RUSSIA.............................................             385,084,873
                                                                     ------------
SINGAPORE -- (0.0%)
*   Pacc Offshore Services Holdings, Ltd.................  1,498,425      208,518
                                                                     ------------
SOUTH AFRICA -- (7.0%)
    Absa Group, Ltd......................................  7,620,796  106,945,329
#*  Adcorp Holdings, Ltd.................................    928,995    1,396,340
    AECI, Ltd............................................  1,742,692   11,679,193
    African Oxygen, Ltd..................................    116,909      241,925
#*  African Phoenix Investments, Ltd..................... 10,121,910      323,655
    African Rainbow Minerals, Ltd........................  1,722,499   19,335,727
    Alexander Forbes Group Holdings, Ltd.................  5,772,501    2,021,524
    Allied Electronics Corp., Ltd., Class A..............    128,358      169,952
    Alviva Holdings, Ltd.................................  1,012,656    1,333,043
    Anglo American Platinum, Ltd.........................    365,030   17,619,948
    AngloGold Ashanti, Ltd...............................  1,921,898   27,105,239
#   AngloGold Ashanti, Ltd., Sponsored ADR...............  3,390,165   48,445,458
#*  ArcelorMittal South Africa, Ltd......................  2,434,952      593,021
*   Ascendis Health, Ltd.................................    171,417       70,643
    Aspen Pharmacare Holdings, Ltd.......................  1,864,971   20,500,398
    Assore, Ltd..........................................     90,093    2,338,140
#*  Aveng, Ltd........................................... 85,419,618      324,915
    Barloworld, Ltd......................................  4,180,578   38,315,613
*   Blue Label Telecoms, Ltd.............................  3,106,950    1,045,150
#*  Brait SE.............................................  2,567,253    5,438,410
    Caxton and CTP Publishers and Printers, Ltd..........  3,089,885    1,945,845
#   Clover Industries, Ltd...............................  1,515,598    2,261,159
*   DataTec, Ltd.........................................  4,748,370   10,432,559
#   DRDGOLD, Ltd.........................................  5,442,943    1,249,087
*   enX Group, Ltd.......................................    391,330      365,462
*   EOH Holdings, Ltd....................................    505,735    1,010,573
    Exxaro Resources, Ltd................................  2,510,483   29,261,509
    Gold Fields, Ltd.....................................  2,282,800    9,263,630
#   Gold Fields, Ltd., Sponsored ADR..................... 12,394,460   50,817,286

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES      VALUE>>
                                                          ---------- --------------
SOUTH AFRICA -- (Continued)
*   Grindrod Shipping Holdings, Ltd......................    187,872 $    1,249,117
*   Grindrod, Ltd........................................  7,564,826      4,368,339
*   Harmony Gold Mining Co., Ltd.........................  1,956,999      3,929,758
*   Harmony Gold Mining Co., Ltd., Sponsored ADR.........    491,788        973,740
*   Howden Africa Holdings, Ltd..........................      3,740         12,332
    Hudaco Industries, Ltd...............................    159,537      1,747,042
    Hulamin, Ltd.........................................  1,953,365        659,385
#*  Impala Platinum Holdings, Ltd........................  5,228,472     15,356,590
    Imperial Logistics, Ltd..............................  2,207,724     11,322,979
    Investec, Ltd........................................  2,776,896     18,303,198
#   Invicta Holdings, Ltd................................     93,463        248,703
    KAP Industrial Holdings, Ltd.........................  6,072,414      3,932,526
    Kumba Iron Ore, Ltd..................................    516,493     13,294,733
    Lewis Group, Ltd.....................................  1,605,344      3,978,134
    Liberty Holdings, Ltd................................  1,721,995     13,913,458
    Life Healthcare Group Holdings, Ltd..................  3,233,960      6,629,403
    Long4Life, Ltd.......................................    861,364        292,060
    Merafe Resources, Ltd................................ 25,134,675      2,652,418
    Metair Investments, Ltd..............................  1,669,284      2,362,408
*   MMI Holdings, Ltd.................................... 17,232,544     21,834,294
    Mpact, Ltd...........................................  2,812,393      4,544,953
#   MTN Group, Ltd....................................... 20,704,342    135,465,164
    Murray & Roberts Holdings, Ltd.......................  6,948,515      7,493,095
*   Nampak, Ltd..........................................  5,399,441      5,690,251
    Nedbank Group, Ltd...................................  2,665,814     57,695,534
    Novus Holdings, Ltd..................................    267,647         84,203
    Omnia Holdings, Ltd..................................    746,296      4,762,372
    Peregrine Holdings, Ltd..............................  1,504,226      2,074,752
*   PPC, Ltd.............................................  9,040,789      3,785,312
    Raubex Group, Ltd....................................  2,245,902      3,158,186
    RCL Foods, Ltd.......................................    159,113        186,259
    Reunert, Ltd.........................................  1,051,904      5,585,055
    Rhodes Food Group Pty, Ltd...........................     23,326         29,383
*   Royal Bafokeng Platinum, Ltd.........................    469,845      1,029,954
    Sappi, Ltd...........................................  7,768,676     45,894,344
    Sasol, Ltd...........................................  3,240,620     98,042,454
#   Sasol, Ltd., Sponsored ADR...........................  1,523,175     46,015,117
#*  Sibanye Gold, Ltd....................................  6,956,319      6,046,015
#*  Sibanye Gold, Ltd., Sponsored ADR....................  2,498,559      8,570,059
#   Standard Bank Group, Ltd............................. 16,857,458    249,063,952
#*  Steinhoff International Holdings NV.................. 23,998,309      3,006,574
*   Super Group, Ltd.....................................  4,836,479     12,487,759
#   Telkom SA SOC, Ltd...................................  5,022,540     25,412,497
    Tongaat Hulett, Ltd..................................  1,558,340      5,920,640
    Trencor, Ltd.........................................  1,618,937      3,572,583
    Tsogo Sun Holdings, Ltd..............................  2,701,880      4,033,284
    Wilson Bayly Holmes-Ovcon, Ltd.......................    612,270      6,441,681
                                                                     --------------
TOTAL SOUTH AFRICA.......................................             1,285,002,782
                                                                     --------------
SOUTH KOREA -- (16.6%)
#   Aekyung Petrochemical Co., Ltd.......................    117,801        952,417
    AJ Networks Co., Ltd.................................     58,735        257,445
#*  AJ Rent A Car Co., Ltd...............................    142,766      1,520,797
#*  Ajin Industrial Co., Ltd.............................     89,101        226,231
    AK Holdings, Inc.....................................     21,581        991,590
#*  APS Holdings Corp....................................     38,646        153,569
#   Asia Cement Co., Ltd.................................     19,344      2,229,688
#   ASIA Holdings Co., Ltd...............................     14,578      1,645,580
#   Asia Paper Manufacturing Co., Ltd....................     68,198      2,006,548

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
*   Asiana Airlines, Inc................................. 1,194,370 $ 4,695,170
#   AUK Corp.............................................   358,407     741,951
#   Austem Co., Ltd......................................   268,376     857,491
*   Avaco Co., Ltd.......................................    31,495     188,120
    Baiksan Co., Ltd.....................................    32,477     191,047
    BGF Co., Ltd.........................................   282,831   2,021,262
    Bixolon Co., Ltd.....................................    32,698     173,956
#   Bluecom Co., Ltd.....................................    78,495     308,624
    BNK Financial Group, Inc............................. 2,809,872  18,587,563
#   Bookook Securities Co., Ltd..........................    32,673     614,989
*   Bubang Co., Ltd......................................    10,960      23,168
    Busan City Gas Co., Ltd..............................     2,705      95,799
    BYC Co., Ltd.........................................       752     163,729
    Byucksan Corp........................................   323,207     777,649
#   Capro Corp...........................................   361,389   1,660,618
#   Castec Korea Co., Ltd................................    17,797      60,768
*   Chemtronics Co., Ltd.................................     2,758      15,309
    Chinyang Holdings Corp...............................   105,928     258,744
#   Chokwang Paint, Ltd..................................    75,208     509,394
#   Chongkundang Holdings Corp...........................    17,251     992,987
#   Chosun Refractories Co., Ltd.........................     9,716     718,630
    CJ CheilJedang Corp..................................    15,598   4,808,141
    CJ Corp..............................................    98,285  10,672,590
    CJ Hello Co., Ltd....................................   417,215   3,859,178
    CKD Bio Corp.........................................    28,938     570,680
#   Cosmax BTI, Inc......................................    30,499     566,956
    CROWNHAITAI Holdings Co., Ltd........................    43,546     466,562
    Cymechs, Inc.........................................     6,384      47,286
    D.I Corp.............................................   188,137     704,747
#   Dae Dong Industrial Co., Ltd.........................   184,857   1,076,670
    Dae Han Flour Mills Co., Ltd.........................    14,919   2,466,628
#   Dae Hyun Co., Ltd....................................   338,986     758,366
#   Dae Won Kang Up Co., Ltd.............................   280,956   1,113,677
#*  Dae Young Packaging Co., Ltd.........................   812,054   1,039,535
#   Daechang Co., Ltd....................................   656,070     572,386
    Daechang Forging Co., Ltd............................     3,535     141,337
    Daeduck Electronics Co...............................   754,212   6,968,329
#   Daegu Department Store...............................    71,060     769,112
#   Daehan Steel Co., Ltd................................   201,970   1,144,681
#   Dae-Il Corp..........................................    87,114     576,138
    Daekyo Co., Ltd......................................   184,455   1,091,719
    Daelim B&Co Co., Ltd.................................    17,858      80,211
#   Daelim C&S Co., Ltd..................................    20,983     229,546
    Daelim Industrial Co., Ltd...........................   298,128  28,599,567
    Daeryuk Can Co., Ltd.................................     2,323      11,406
    Daesang Corp.........................................   283,951   6,445,199
    Daesang Holdings Co., Ltd............................   178,884   1,309,396
    Daewon San Up Co., Ltd...............................    61,406     320,890
*   Daewoo Engineering & Construction Co., Ltd........... 1,271,610   5,945,159
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd....   319,791  10,698,362
*   Dahaam E-Tec Co., Ltd................................     3,535      92,136
#   Daishin Securities Co., Ltd..........................   545,344   5,705,183
#   Daou Data Corp.......................................   109,575     988,266
#   Daou Technology, Inc.................................   420,941   8,032,880
#   Dayou Automotive Seat Technology Co., Ltd............   117,031     127,054
#*  Dayou Plus Co., Ltd..................................    51,812      41,994
    DB Financial Investment Co., Ltd.....................   408,332   1,807,663
    DB HiTek Co., Ltd....................................   137,607   1,604,205
    DB Insurance Co., Ltd................................    51,972   3,245,648

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
*   DB, Inc..............................................   496,039 $   427,589
    DCM Corp.............................................     5,497      53,804
*   Deutsch Motors, Inc..................................   180,273     872,882
#   Development Advance Solution Co., Ltd................    69,503     613,703
    DGB Financial Group, Inc............................. 1,813,448  14,163,812
#   Display Tech Co., Ltd................................    43,544     147,346
    DMS Co., Ltd.........................................    59,499     274,437
    Dong A Eltek Co., Ltd................................    84,077     700,461
*   Dong Ah Tire & Rubber Co., Ltd.......................     5,165      56,211
    Dong-A Socio Holdings Co., Ltd.......................     5,512     521,438
#   Dong-Ah Geological Engineering Co., Ltd..............    84,391   1,647,185
#   Dongbang Transport Logistics Co., Ltd................   302,271     475,362
    Dongbu Corp..........................................    24,489     191,442
    Dong-Il Corp.........................................    18,222   1,039,699
#   Dongil Industries Co., Ltd...........................    19,900   1,050,222
#*  Dongkook Industrial Co., Ltd.........................   661,873     596,243
#   Dongkuk Industries Co., Ltd..........................   429,695   1,066,325
    Dongkuk Steel Mill Co., Ltd..........................   997,740   7,469,457
#   DONGSUNG Corp........................................   221,292   1,037,553
#   Dongwha Enterprise Co., Ltd..........................    26,388     455,279
    Dongwha Pharm Co., Ltd...............................    37,344     332,088
    Dongwon Development Co., Ltd.........................   418,777   1,603,215
    Dongwon Industries Co., Ltd..........................     5,156   1,094,227
#   Dongwoo Farm To Table Co., Ltd.......................    14,971      54,373
#   Dongyang E&P, Inc....................................    37,218     321,705
    Doosan Bobcat, Inc...................................   198,285   5,930,122
#   Doosan Corp..........................................    69,287   7,345,173
#*  Doosan Heavy Industries & Construction Co., Ltd......   920,341   9,435,830
#*  Doosan Infracore Co., Ltd............................ 1,993,420  15,584,301
#   DRB Holding Co., Ltd.................................   117,554     702,628
#   DTR Automotive Corp..................................    50,162   1,393,700
    DY Corp..............................................   202,430   1,147,251
    DY POWER Corp........................................     8,481     125,363
    e Tec E&C, Ltd.......................................     6,481     539,221
    Eagon Holdings Co., Ltd..............................   385,141   1,118,744
    Eagon Industrial, Ltd................................    82,692     943,558
#   Easy Bio, Inc........................................   471,002   2,568,638
#   e-LITECOM Co., Ltd...................................    87,616     527,072
    E-MART, Inc..........................................   216,076  37,323,354
#   ENF Technology Co., Ltd..............................   109,123   1,345,395
#   Eugene Corp..........................................   637,669   4,305,646
#*  Eugene Investment & Securities Co., Ltd.............. 1,113,895   2,801,181
*   Eusu Holdings Co., Ltd...............................    79,360     641,884
#   EVERDIGM Corp........................................    36,984     241,496
#*  FarmStory Co., Ltd...................................   739,942     773,464
    Fine Semitech Corp...................................    23,873     117,651
#*  Fine Technix Co., Ltd................................   223,276     398,758
#   Fursys, Inc..........................................    28,479     780,124
#   Gaon Cable Co., Ltd..................................    28,266     469,871
    Geumhwa PSC Co., Ltd.................................       490      13,546
#   GMB Korea Corp.......................................    77,523     622,310
#   Golfzon Newdin Holdings Co., Ltd.....................   303,770   1,023,504
    GS Engineering & Construction Corp...................   468,195  19,845,555
#   GS Global Corp.......................................   672,899   1,631,677
    GS Holdings Corp.....................................   716,323  35,060,772
    GS Home Shopping, Inc................................     2,626     448,307
    Gwangju Shinsegae Co., Ltd...........................     6,906   1,236,502
    Haitai Confectionery & Foods Co., Ltd................     6,605      65,679
#   Halla Corp...........................................   239,499   1,111,763

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
SOUTH KOREA -- (Continued)
    Halla Holdings Corp..................................   118,273 $  4,652,606
#   Han Kuk Carbon Co., Ltd..............................   231,961    1,608,812
    Hana Financial Group, Inc............................ 3,504,127  125,996,161
#*  Hana Micron, Inc.....................................   190,636      728,091
    Handsome Co., Ltd....................................   146,627    4,872,586
    Hanil Cement Co., Ltd................................    24,093    3,088,402
#   Hanil Holdings Co., Ltd..............................    20,065    1,050,212
#*  Hanjin Heavy Industries & Construction Co., Ltd......   571,915      642,428
#*  Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd................................................   179,841      476,517
#   Hanjin Kal Corp......................................   405,032   10,102,984
#   Hanjin Transportation Co., Ltd.......................   127,829    4,630,629
    Hankook Tire Co., Ltd................................   448,652   16,876,535
#   Hankuk Paper Manufacturing Co., Ltd..................    38,692      664,338
    HanmiGlobal Co., Ltd.................................    13,645      147,490
    Hansae Yes24 Holdings Co., Ltd.......................    19,325      142,285
    Hanshin Construction.................................    69,889    1,117,084
#   Hansol Holdings Co., Ltd.............................   514,389    2,318,328
#   Hansol HomeDeco Co., Ltd.............................   964,171    1,390,463
    Hansol Paper Co., Ltd................................   202,313    3,129,253
*   Hansol Technics Co., Ltd.............................   164,047    1,108,727
*   Hanwha Aerospace Co., Ltd............................   330,895    9,365,548
*   Hanwha Chemical Corp................................. 1,530,908   31,051,012
    Hanwha Corp..........................................   710,017   22,505,733
*   Hanwha Galleria Timeworld Co., Ltd...................     5,778      155,653
    Hanwha General Insurance Co., Ltd....................   596,560    2,914,024
#*  Hanwha Investment & Securities Co., Ltd.............. 1,174,063    2,562,916
    Hanwha Life Insurance Co., Ltd....................... 3,841,982   14,882,606
#   Hanyang Eng Co., Ltd.................................    99,693    1,214,963
#   Hanyang Securities Co., Ltd..........................    97,444      622,171
#*  Harim Co., Ltd.......................................   178,051      499,422
    Harim Holdings Co., Ltd..............................    40,232      455,074
    HDC Holdings Co., Ltd................................   347,515    5,850,040
    HDC Hyundai Engineering Plastics Co., Ltd............   119,490      520,271
#*  Heung-A Shipping Co., Ltd............................ 2,197,266      861,846
#*  Heungkuk Fire & Marine Insurance Co., Ltd............   121,433      536,633
#   Hite Jinro Co., Ltd..................................   322,308    4,905,521
    Hitejinro Holdings Co., Ltd..........................   120,661      843,529
#   HS R&A Co., Ltd......................................   496,011      931,067
#*  HSD Engine Co., Ltd..................................    77,848      389,881
#*  Humax Co., Ltd.......................................   182,229    1,106,195
*   Huneed Technologies..................................    48,132      362,187
    Husteel Co., Ltd.....................................    16,188      189,118
#   Huvis Corp...........................................   146,423    1,016,345
#   Hwa Shin Co., Ltd....................................   247,915      610,691
#   Hwacheon Machine Tool Co., Ltd.......................    14,514      551,500
#   Hwangkum Steel & Technology Co., Ltd.................   103,102    1,055,427
    HwaSung Industrial Co., Ltd..........................   109,587    1,515,804
#   Hy-Lok Corp..........................................    48,334      847,429
*   Hyosung Advanced Materials Corp......................     3,047      314,653
*   Hyosung Chemical Corp................................     2,169      276,211
*   Hyosung Corp.........................................    15,145      956,404
*   Hyosung TNC Co., Ltd.................................     2,944      456,087
#   Hyundai BNG Steel Co., Ltd...........................   143,240    1,437,551
#   Hyundai Construction Equipment Co., Ltd..............   122,934    6,121,343
    Hyundai Corp Holdings, Inc...........................    17,401      282,060
    Hyundai Corp.........................................    64,266    1,837,377
    Hyundai Department Store Co., Ltd....................   200,237   17,237,596
#*  Hyundai Electric & Energy System Co., Ltd............    20,968      525,648
    Hyundai Engineering & Construction Co., Ltd..........   680,524   38,239,080

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
SOUTH KOREA -- (Continued)
    Hyundai Glovis Co., Ltd..............................    31,936 $  4,083,336
    Hyundai Greenfood Co., Ltd...........................   440,681    5,453,253
#*  Hyundai Heavy Industries Co., Ltd....................   264,360   33,082,884
*   Hyundai Heavy Industries Holdings Co., Ltd...........   118,594   38,387,363
    Hyundai Home Shopping Network Corp...................    48,405    4,483,859
    Hyundai Hy Communications & Networks Co., Ltd........   416,369    1,544,214
    Hyundai Livart Furniture Co., Ltd....................    42,427      752,373
    Hyundai Marine & Fire Insurance Co., Ltd.............    41,325    1,387,016
#   Hyundai Mipo Dockyard Co., Ltd.......................   232,902   13,197,641
    Hyundai Mobis Co., Ltd...............................   460,089   93,198,911
    Hyundai Motor Co..................................... 1,244,838  145,125,133
    Hyundai Motor Securities Co., Ltd....................   224,622    2,034,814
    Hyundai Steel Co..................................... 1,130,085   52,000,162
#   Hyundai Wia Corp.....................................   207,777    8,175,040
    ICD Co., Ltd.........................................     3,787       31,348
#   IDIS Holdings Co., Ltd...............................    37,945      458,102
#   Iljin Electric Co., Ltd..............................   239,602      743,519
*   Iljin Holdings Co., Ltd..............................    83,433      275,196
#   Ilshin Spinning Co., Ltd.............................    17,863    1,552,499
#   Ilsung Pharmaceuticals Co., Ltd......................     9,407      810,647
    iMarketKorea, Inc....................................   187,475    1,351,775
*   Industrial Bank of Korea............................. 2,971,269   38,059,186
*   INITECH Co., Ltd.....................................    31,597      176,608
#   Intergis Co., Ltd....................................    49,180      113,759
#   Interpark Holdings Corp..............................   491,649    1,107,086
    INTOPS Co., Ltd......................................   181,917    2,426,600
#   Inzi Controls Co., Ltd...............................   139,413    1,096,580
#   INZI Display Co., Ltd................................   244,705      411,120
*   Iones Co., Ltd.......................................    51,639      426,567
#   IS Dongseo Co., Ltd..................................    58,404    1,591,561
    ISC Co., Ltd.........................................    79,010      646,032
#   ISU Chemical Co., Ltd................................   151,979    1,396,601
#   Jahwa Electronics Co., Ltd...........................   103,866    1,249,639
#   JASTECH, Ltd.........................................    44,961      365,449
    JB Financial Group Co., Ltd.......................... 1,744,618    9,761,450
#   Kangnam Jevisco Co., Ltd.............................    41,716      986,629
#   KAON Media Co., Ltd..................................   110,468      830,500
*   KB Financial Group, Inc.............................. 1,612,350   69,278,357
#*  KB Financial Group, Inc., ADR........................ 2,989,059  127,662,710
#*  KB Metal Co., Ltd....................................    33,213       69,484
    KC Co., Ltd..........................................    75,924      943,270
    KC Green Holdings Co., Ltd...........................    68,858      259,313
    KCC Corp.............................................    52,115   15,344,734
    KCC Engineering & Construction Co., Ltd..............    55,316      431,879
#   KEC Corp............................................. 1,158,966    1,193,002
#   Keyang Electric Machinery Co., Ltd...................   264,942      893,662
#   KG Chemical Corp.....................................    84,651    1,282,940
#   KG Eco Technology Service Co., Ltd...................   301,386      894,460
#   KGMobilians Co., Ltd.................................   140,838    1,003,616
#*  KH Vatec Co., Ltd....................................   153,792    1,302,677
    Kia Motors Corp...................................... 2,339,274   76,489,762
#   KISCO Corp...........................................   328,783    1,695,426
#   KISCO Holdings Co., Ltd..............................    66,442      828,169
#   Kishin Corp..........................................   107,298      363,768
    KISWIRE, Ltd.........................................    94,457    2,169,156
    KIWOOM Securities Co., Ltd...........................    39,933    3,107,396
#*  KleanNara Co., Ltd...................................   110,992      348,407
    KMH Co., Ltd.........................................    98,465      712,695
    Kodaco Co., Ltd......................................   253,398      574,782

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
#   Kolon Corp...........................................    41,647 $ 1,251,730
#   Kolon Global Corp....................................    23,192     173,299
#   Kolon Industries, Inc................................   253,448  13,557,588
#   Komelon Corp.........................................    33,167     237,536
#   Kook Soon Dang Brewery Co., Ltd......................   112,565     436,697
#   Korea Alcohol Industrial Co., Ltd....................   128,535     877,727
    Korea Asset In Trust Co., Ltd........................   174,928     699,157
#   Korea Autoglass Corp.................................    30,441     367,018
#   Korea Cast Iron Pipe Industries Co., Ltd.............    33,557     300,501
#*  Korea Circuit Co., Ltd...............................   149,135     815,713
    Korea Electric Terminal Co., Ltd.....................    30,501   1,156,069
    Korea Export Packaging Industrial Co., Ltd...........     4,498      78,993
#*  Korea Flange Co., Ltd................................   333,243     535,317
    Korea Investment Holdings Co., Ltd...................   470,733  27,301,629
*   Korea Line Corp......................................    80,989   1,756,196
    Korea Petrochemical Ind Co., Ltd.....................    37,431   5,722,564
#   Korea Petroleum Industries Co........................     1,552     222,615
    Korea Real Estate Investment & Trust Co., Ltd........   607,363   1,445,106
    Korean Air Lines Co., Ltd............................   498,110  16,316,063
    Korean Reinsurance Co................................ 1,100,647   8,894,166
#   Kortek Corp..........................................   127,952   1,678,167
#   KPX Chemical Co., Ltd................................    21,753   1,036,751
#   KSS LINE, Ltd........................................   135,874     809,379
    KT Skylife Co., Ltd..................................   131,712   1,339,987
#   KT Submarine Co., Ltd................................    22,384      70,884
#*  KTB Investment & Securities Co., Ltd.................   640,410   1,901,362
#   KTCS Corp............................................   360,614     850,064
    Ktis Corp............................................   191,696     481,000
    Kukdo Chemical Co., Ltd..............................    46,496   2,092,293
#   Kukdong Oil & Chemicals Co., Ltd.....................    26,930      84,224
    Kumho Industrial Co., Ltd............................     7,575      89,160
*   Kumho Tire Co., Inc..................................   584,689   2,675,884
    Kumkang Kind Co., Ltd................................    13,277     271,242
#   Kwang Dong Pharmaceutical Co., Ltd...................    32,278     213,175
#*  Kyeryong Construction Industrial Co., Ltd............    45,368   1,052,029
    Kyobo Securities Co., Ltd............................   278,736   2,472,065
#   Kyungbang Co., Ltd...................................   145,334   1,434,893
    Kyungchang Industrial Co., Ltd.......................     8,656      12,634
#   Kyung-In Synthetic Corp..............................   120,253     673,175
#   LEADCORP, Inc. (The).................................   176,679     899,171
    Lee Ku Industrial Co., Ltd...........................   102,941     194,893
    LF Corp..............................................   311,438   6,928,764
    LG Corp..............................................   749,319  52,393,441
#*  LG Display Co., Ltd., ADR............................ 4,048,932  34,253,965
#*  LG Display Co., Ltd.................................. 1,506,417  25,658,237
    LG Electronics, Inc.................................. 1,475,963  88,590,787
#   LG Hausys, Ltd.......................................    70,017   4,408,987
    LG International Corp................................   346,638   5,394,807
    LG Uplus Corp........................................ 1,579,691  21,471,281
#   LMS Co., Ltd.........................................    47,891     277,043
    LOT Vacuum Co., Ltd..................................    61,874     443,911
    Lotte Chemical Corp..................................   190,075  51,410,346
    Lotte Chilsung Beverage Co., Ltd.....................       727     938,261
    Lotte Confectionery Co., Ltd.........................        54       8,415
*   Lotte Corp...........................................    30,743   1,449,621
    LOTTE Fine Chemical Co., Ltd.........................   136,406   5,577,861
    Lotte Food Co., Ltd..................................     1,083     622,641
#   LOTTE Himart Co., Ltd................................   100,627   4,582,801
#   Lotte Non-Life Insurance Co., Ltd....................   625,917   1,516,936

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
SOUTH KOREA -- (Continued)
    Lotte Shopping Co., Ltd..............................   100,438 $ 17,716,189
    LS Corp..............................................   192,656    9,956,710
#*  Lumens Co., Ltd......................................   440,737    1,237,195
#   LVMC Holdings........................................   173,671      424,256
    Maeil Holdings Co., Ltd..............................    11,288      112,097
#   Mando Corp...........................................   150,710    4,610,035
    MegaStudy Co., Ltd...................................    25,776      244,010
#*  Melfas, Inc..........................................     5,474       10,334
    Meritz Financial Group, Inc..........................   157,886    1,756,808
    Meritz Securities Co., Ltd........................... 3,425,705   14,154,820
#   Mi Chang Oil Industrial Co., Ltd.....................     6,672      461,660
#   Mirae Asset Daewoo Co., Ltd.......................... 3,833,951   26,283,871
    Mirae Asset Life Insurance Co., Ltd..................   657,946    2,875,115
#   MK Electron Co., Ltd.................................   210,643    1,740,317
#*  MNTech Co., Ltd......................................   245,637      819,714
    Mobase Co., Ltd......................................   129,174      497,981
#   Moorim P&P Co., Ltd..................................   329,441    1,779,256
#   Moorim Paper Co., Ltd................................   236,580      636,707
#   Motonic Corp.........................................   100,277    1,053,823
#   Muhak Co., Ltd.......................................    79,363      982,043
*   Namsun Aluminum Co., Ltd.............................   384,712      991,777
#   Namyang Dairy Products Co., Ltd......................     4,242    2,407,436
*   Neowiz...............................................    33,577      388,624
#*  NEOWIZ HOLDINGS Corp.................................    76,012      784,541
#   New Power Plasma Co., Ltd............................    23,576      307,568
#   Nexen Corp...........................................   244,684    1,309,901
#   Nexen Tire Corp......................................   294,206    2,608,940
    NH Investment & Securities Co., Ltd.................. 1,416,175   17,839,083
*   NHN Entertainment Corp...............................   110,433    5,886,596
    Nice Information & Telecommunication, Inc............     4,203       74,258
#   Nong Shim Holdings Co., Ltd..........................    25,423    1,845,134
#   NongShim Co., Ltd....................................    27,996    7,038,997
#   NOROO Paint & Coatings Co., Ltd......................   104,866      878,802
#   NPC..................................................   116,690      407,437
    NS Shopping Co., Ltd.................................    66,009      804,915
    OCI Co., Ltd.........................................   207,864   20,091,665
    Opto Device Technology Co., Ltd......................    58,130      308,110
    OPTRON-TEC, Inc......................................    56,005      256,892
    Orange Life Insurance, Ltd...........................    47,609    1,285,405
    Orion Holdings Corp..................................   138,978    2,363,335
    Paik Kwang Industrial Co., Ltd.......................   125,020      313,381
*   Pan Ocean Co., Ltd................................... 1,707,464    6,981,764
    Pang Rim Co., Ltd....................................    29,400       63,248
    Pan-Pacific Co., Ltd.................................    62,893      145,901
#   Poongsan Corp........................................   325,583    8,970,713
#   Poongsan Holdings Corp...............................    60,583    2,059,298
#   POSCO, Sponsored ADR................................. 1,487,744   89,591,944
    POSCO................................................   611,866  151,040,299
#   POSCO Coated & Color Steel Co., Ltd..................    32,979      616,140
    Posco Daewoo Corp....................................   508,101    9,185,456
*   Power Logics Co., Ltd................................   284,350    1,900,836
    Protec Co., Ltd......................................    33,803      493,050
#   PS TEC Co., Ltd......................................    35,164      146,593
    Pulmuone Co., Ltd....................................     3,660      279,600
#   Pyeong Hwa Automotive Co., Ltd.......................   149,814    1,104,964
#   RFTech Co., Ltd......................................   195,968    1,016,770
    S&S Tech Corp........................................     3,073       13,281
*   S&T Dynamics Co., Ltd................................   296,345    1,945,503
#   S&T Holdings Co., Ltd................................   118,287    1,389,209

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    S&T Motiv Co., Ltd...................................    99,157 $ 3,039,764
    Sajo Industries Co., Ltd.............................    37,757   2,091,701
#   Sam Young Electronics Co., Ltd.......................   149,231   1,667,864
    Sambo Corrugated Board Co., Ltd......................    15,975     138,899
#   Sambo Motors Co., Ltd................................   125,805     956,524
#   Samho Development Co., Ltd...........................   182,987     975,735
*   Samho International Co., Ltd.........................     5,198      72,610
#   SAMHWA Paints Industrial Co., Ltd....................    98,261     629,446
#   Samick Musical Instruments Co., Ltd..................   659,869   1,157,357
#   Samji Electronics Co., Ltd...........................   106,216   1,022,185
*   Samjin LND Co., Ltd..................................    92,054     194,558
#   Samkee Automotive Co., Ltd...........................   104,071     291,157
    Samkwang Glass Co., Ltd..............................     2,678      83,119
    Sammok S-Form Co., Ltd...............................    39,886     519,724
#   SAMPYO Cement Co., Ltd...............................   273,904   1,269,788
    Samsung C&T Corp.....................................   394,501  42,681,672
    Samsung Card Co., Ltd................................   290,477   8,702,865
    Samsung Fire & Marine Insurance Co., Ltd.............    53,985  13,245,597
#*  Samsung Heavy Industries Co., Ltd.................... 3,609,474  29,648,973
    Samsung Life Insurance Co., Ltd......................   758,754  60,330,997
    Samsung SDI Co., Ltd.................................   160,968  32,492,787
    Samsung Securities Co., Ltd..........................   635,865  19,195,324
    SAMT Co., Ltd........................................   538,496     788,549
#   Samyang Corp.........................................    35,541   1,931,633
    Samyang Holdings Corp................................    55,756   4,178,182
#   Samyang Tongsang Co., Ltd............................    21,786     871,704
#   SAVEZONE I&C Corp....................................    94,588     326,313
*   SBS Media Holdings Co., Ltd..........................   488,064     996,227
#   Seah Besteel Corp....................................   217,933   3,483,107
#   SeAH Holdings Corp...................................    12,963   1,123,354
*   SeAH Steel Corp......................................    24,962   1,512,039
#   SeAH Steel Holdings Corp.............................    23,494   1,105,831
    Sebang Co., Ltd......................................   153,120   1,727,958
    Sebang Global Battery Co., Ltd.......................    89,967   3,028,973
    Sebo Manufacturing Engineer Corp.....................    28,022     239,768
#   Sejong Industrial Co., Ltd...........................   131,102     962,904
#*  Sejoong Co., Ltd.....................................    74,223     288,689
#*  Sekonix Co., Ltd.....................................   111,556     805,231
#   S-Energy Co., Ltd....................................    34,888     196,222
#   Seohan Co., Ltd......................................   515,902     968,698
    Seohee Construction Co., Ltd......................... 2,009,557   2,367,991
    SEOWONINTECH Co., Ltd................................    16,998      72,281
#   Seoyon Co., Ltd......................................   131,812     515,522
    Seoyon E-Hwa Co., Ltd................................    34,845     163,745
    Sewon Precision Industry Co., Ltd....................     1,457       9,831
*   SFA Semicon Co., Ltd.................................   524,241     769,816
*   SG Corp..............................................    29,677      21,863
#*  SG&G Corp............................................   291,585     620,761
#   Shindaeyang Paper Co., Ltd...........................    19,923   1,212,561
*   Shinhan Financial Group Co., Ltd..................... 2,542,934  98,355,766
*   Shinhan Financial Group Co., Ltd., ADR............... 1,400,691  53,898,589
#   Shinsegae Engineering & Construction Co., Ltd........    12,313     287,163
    Shinsegae Food Co., Ltd..............................     1,939     157,494
    Shinsegae Information & Communication Co., Ltd.......     9,118   1,020,921
#   Shinsegae, Inc.......................................    91,018  21,735,186
#*  Shinsung Tongsang Co., Ltd...........................   881,967     774,942
#*  Shinwha Intertek Corp................................   125,015     194,797
#*  Shinwon Corp.........................................   181,086     484,634
#   Shinyoung Securities Co., Ltd........................    45,442   2,430,249

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE>>
                                                          --------- ------------
SOUTH KOREA -- (Continued)
#*  Signetics Corp.......................................   784,046 $    880,317
#   Silla Co., Ltd.......................................    69,160      871,100
    SIMMTECH Co., Ltd....................................   156,578    1,044,289
#   SIMMTECH HOLDINGS Co., Ltd...........................     3,959        6,651
    SIMPAC, Inc..........................................   143,838      374,611
    Sindoh Co., Ltd......................................    59,542    2,567,783
#   SK Discovery Co., Ltd................................   211,766    5,523,476
#   SK Gas, Ltd..........................................    59,797    4,432,685
    SK Innovation Co., Ltd...............................   837,959  142,242,083
    SK Networks Co., Ltd................................. 1,836,089    9,813,563
#*  SK Securities Co., Ltd............................... 2,864,051    1,918,887
    SKC Co., Ltd.........................................   299,063   10,445,344
    SL Corp..............................................   206,384    3,750,708
*   SNU Precision Co., Ltd...............................    11,913       33,235
#*  Ssangyong Motor Co...................................   364,985    1,629,082
#   Sun Kwang Co., Ltd...................................    32,999      523,768
*   Sunchang Corp........................................    54,825      294,461
    Sung Kwang Bend Co., Ltd.............................   156,885    1,691,024
*   Sungchang Enterprise Holdings, Ltd...................   326,002      646,800
#   Sungdo Engineering & Construction Co., Ltd...........   148,317      692,258
#*  Sungshin Cement Co., Ltd.............................   280,855    3,543,947
    Sungwoo Hitech Co., Ltd..............................   777,193    2,879,654
#*  Sunjin Co., Ltd......................................    36,614      384,959
#   Tae Kyung Industrial Co., Ltd........................   126,238      639,206
    Taekwang Industrial Co., Ltd.........................     5,203    6,354,540
*   Taewoong Co., Ltd....................................   117,534    1,199,500
#   Taeyoung Engineering & Construction Co., Ltd.........   547,753    6,590,690
    Tailim Packaging Co., Ltd............................   140,158      500,477
#*  TBH Global Co., Ltd..................................   197,666      537,992
    Tera Semicon Co., Ltd................................    68,650    1,066,852
#*  Thinkware Systems Corp...............................    85,996      610,155
#*  TK Chemical Corp.....................................   616,987    1,512,197
    TK Corp..............................................   115,733    1,320,862
#   Tong Yang Moolsan Co., Ltd...........................   300,253      602,451
    Tongyang Life Insurance Co., Ltd.....................   587,643    2,599,704
#   Tongyang pile, Inc...................................     7,975       40,259
#   Tongyang, Inc........................................   358,717      652,896
#   Top Engineering Co., Ltd.............................   161,667    1,145,831
#   Tovis Co., Ltd.......................................   160,111    1,015,826
#   TS Corp..............................................    69,753    1,261,925
#*  Ubiquoss Holdings, Inc...............................    95,127      778,951
#   UIL Co., Ltd.........................................    82,914      377,654
#   Uju Electronics Co., Ltd.............................    61,425      461,668
    Unid Co., Ltd........................................    76,362    3,233,231
    Union Semiconductor Equipment & Materials Co., Ltd...    28,588      115,298
    Uniquest Corp........................................    16,606      101,946
    Viatron Technologies, Inc............................     2,049       20,252
#   Visang Education, Inc................................    52,293      329,154
#*  WillBes & Co. (The)..................................   769,724    1,006,953
*   Wonik Holdings Co., Ltd..............................   422,628    1,605,639
#*  Woongjin Co., Ltd....................................   243,455      516,084
#*  Woongjin Energy Co., Ltd.............................   118,888      196,274
#   Woongjin Thinkbig Co., Ltd...........................   472,438    1,413,484
*   Woori Bank........................................... 4,803,156   64,682,501
    Woori Financial Group, Inc...........................    10,679      431,432
*   Woorison F&G Co., Ltd................................   154,441      238,938
#   Wooshin Systems Co., Ltd.............................    26,128      154,016
#   WooSung Feed Co., Ltd................................   255,261      671,024
#   Y G-1 Co., Ltd.......................................   204,262    2,046,444

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES      VALUE>>
                                                          ---------- --------------
SOUTH KOREA -- (Continued)
*   YeaRimDang Publishing Co., Ltd.......................    156,160 $      874,840
    Yong Pyong Resort Co., Ltd...........................    162,031      1,354,244
#   Yoosung Enterprise Co., Ltd..........................    197,921        513,659
#   YooSung T&S Co., Ltd.................................    196,580        615,363
    Youlchon Chemical Co., Ltd...........................    125,065      1,686,247
#   Young Poong Corp.....................................      3,737      2,578,441
#   Young Poong Precision Corp...........................    130,166      1,124,942
*   Youngone Corp........................................     45,574      1,420,202
#   Youngone Holdings Co., Ltd...........................     17,551        974,109
*   Yuanta Securities Korea Co., Ltd.....................    868,534      2,686,087
    YuHwa Securities Co., Ltd............................     29,804        338,820
#   Zeus Co., Ltd........................................     72,533        820,433
                                                                     --------------
TOTAL SOUTH KOREA........................................             3,076,746,124
                                                                     --------------
TAIWAN -- (15.1%)
#   Ability Enterprise Co., Ltd..........................  2,942,330      1,331,442
    AcBel Polytech, Inc..................................  1,454,000        964,111
#   Acer, Inc............................................ 26,168,109     17,061,110
#   ACES Electronic Co., Ltd.............................  1,323,000      1,008,556
*   Acon Holding, Inc....................................  2,183,000        418,634
#   A-DATA Technology Co., Ltd...........................    908,000      1,229,173
    Advanced International Multitech Co., Ltd............    444,000        543,348
#   Advanced Optoelectronic Technology, Inc..............    551,000        293,024
    Advancetek Enterprise Co., Ltd.......................    186,639         94,195
*   AGV Products Corp....................................  5,884,211      1,336,931
    AimCore Technology Co., Ltd..........................    386,223        203,555
    Airmate Cayman International Co., Ltd................     12,000          5,717
    Alcor Micro Corp.....................................    522,000        295,929
#   Allis Electric Co., Ltd..............................  1,250,000        569,833
#   Alpha Networks, Inc..................................  4,590,313      2,708,290
#   Altek Corp...........................................  3,089,365      2,693,023
    Ambassador Hotel (The)...............................  1,274,000        926,064
    Ampire Co., Ltd......................................    426,000        294,836
#   AMPOC Far-East Co., Ltd..............................  1,402,000      1,157,746
*   AmTRAN Technology Co., Ltd........................... 10,964,956      4,189,994
    Apacer Technology, Inc...............................    409,210        404,048
#   APCB, Inc............................................  1,973,000      1,722,851
#*  Apex International Co., Ltd..........................  1,675,263      2,426,524
    Apex Medical Corp....................................     28,000         22,839
    Apex Science & Engineering...........................    211,536         59,804
    Arcadyan Technology Corp.............................  1,941,675      6,104,773
    Ardentec Corp........................................  2,830,058      2,793,289
    Asia Cement Corp..................................... 22,212,589     26,707,593
    Asia Electronic Material Co., Ltd....................     23,000         14,113
*   Asia Pacific Telecom Co., Ltd........................  8,189,000      1,897,762
#   Asia Plastic Recycling Holding, Ltd..................  3,042,942        672,997
    Asia Polymer Corp....................................  5,171,830      2,315,452
    Asia Tech Image, Inc.................................     41,000         55,101
#   Asia Vital Components Co., Ltd.......................  4,813,984      3,985,586
#   ASROCK, Inc..........................................    157,000        281,070
    Asustek Computer, Inc................................  4,014,000     31,290,218
#   AU Optronics Corp., Sponsored ADR....................  8,919,330     34,161,034
#   AU Optronics Corp.................................... 51,158,812     20,054,188
#   Audix Corp...........................................  1,216,332      1,464,447
#   Avermedia Technologies...............................  2,331,000        833,870
*   Avision, Inc.........................................  1,101,555        153,464
#   AVY Precision Technology, Inc........................    907,934        947,305
#   Bank of Kaohsiung Co., Ltd...........................  6,356,412      1,982,694
    BenQ Materials Corp..................................  1,013,000        655,491

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES      VALUE>>
                                                          ----------- ------------
TAIWAN -- (Continued)
#   BES Engineering Corp.................................  19,640,443 $  4,742,823
    Bin Chuan Enterprise Co., Ltd........................      87,000       55,696
#   Biostar Microtech International Corp.................   2,187,055      687,470
#   Bright Led Electronics Corp..........................   1,461,000      517,552
    C Sun Manufacturing, Ltd.............................     414,837      376,312
*   Cameo Communications, Inc............................   2,551,197      692,778
    Capital Securities Corp..............................  27,204,158    8,166,457
#   Career Technology MFG. Co., Ltd......................     825,192      733,192
*   Carnival Industrial Corp.............................   4,678,000      744,456
    Casetek Holdings, Ltd................................   2,088,933    3,379,662
    Catcher Technology Co., Ltd..........................   1,337,000   10,292,278
    Cathay Chemical Works................................     812,000      504,552
#   Cathay Financial Holding Co., Ltd....................  82,111,000  118,081,816
    Cathay Real Estate Development Co., Ltd..............   8,061,694    5,480,552
    CCP Contact Probes Co., Ltd..........................       9,000        5,700
#   Celxpert Energy Corp.................................     332,000      360,132
    Central Reinsurance Co., Ltd.........................   1,876,366    1,081,795
    Chain Chon Industrial Co., Ltd.......................     767,000      223,469
#   ChainQui Construction Development Co., Ltd...........     967,737      909,279
*   Champion Building Materials Co., Ltd.................   5,028,828    1,168,359
    Chang Hwa Commercial Bank, Ltd.......................  72,651,278   42,582,285
    Chang Wah Electromaterials, Inc......................      38,800      167,162
    Channel Well Technology Co., Ltd.....................     202,000      156,870
    CHC Healthcare Group.................................     501,000      518,845
    Chen Full International Co., Ltd.....................     188,000      226,412
#   Cheng Loong Corp.....................................  12,654,659    8,114,176
#*  Cheng Mei Materials Technology Corp..................   2,619,000    1,070,453
    Cheng Uei Precision Industry Co., Ltd................   5,880,635    4,645,263
    Chenming Mold Industry Corp..........................     522,000      265,737
#   Chia Chang Co., Ltd..................................   1,502,000    1,750,890
#   Chia Hsin Cement Corp................................   5,290,191    2,401,365
#   Chien Kuo Construction Co., Ltd......................   3,936,247    1,226,041
#   Chilisin Electronics Corp............................     792,000    2,187,452
    China Airlines, Ltd..................................  42,830,353   14,857,106
    China Bills Finance Corp.............................   3,105,000    1,408,569
    China Chemical & Pharmaceutical Co., Ltd.............   3,458,264    2,090,645
    China Development Financial Holding Corp............. 117,779,734   38,687,822
    China Electric Manufacturing Corp....................   4,019,200    1,232,135
    China General Plastics Corp..........................     784,037      605,355
#   China Glaze Co., Ltd.................................   1,679,799      581,029
    China Life Insurance Co., Ltd........................  15,267,450   13,910,028
    China Man-Made Fiber Corp............................  13,877,272    4,482,623
    China Metal Products.................................   4,124,969    5,124,119
    China Motor Corp.....................................   5,701,749    4,458,181
*   China Petrochemical Development Corp.................  26,439,397    9,310,625
    China Steel Corp..................................... 130,745,320  109,016,598
#   China Steel Structure Co., Ltd.......................   1,078,219      941,894
#   China Wire & Cable Co., Ltd..........................   1,423,600    1,029,961
#   Chinese Maritime Transport, Ltd......................   1,371,270    1,385,741
#   Chin-Poon Industrial Co., Ltd........................   3,268,815    3,997,892
    Chipbond Technology Corp.............................     487,000    1,082,150
    ChipMOS Techinologies, Inc...........................   1,826,085    1,492,775
#   ChipMOS Technologies, Inc., ADR......................      38,574      640,710
    Chun YU Works & Co., Ltd.............................   3,196,000    2,153,972
#   Chun Yuan Steel......................................   6,093,287    2,027,683
#   Chung Hsin Electric & Machinery Manufacturing Corp...   5,544,250    3,603,838
#*  Chung Hung Steel Corp................................   5,917,000    2,285,409
#   Chung Hwa Pulp Corp..................................   6,099,353    1,915,237
*   Chunghwa Picture Tubes, Ltd..........................  51,746,412    1,017,540

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES      VALUE>>
                                                          ----------- ------------
TAIWAN -- (Continued)
    Chyang Sheng Dyeing & Finishing Co., Ltd.............     223,000 $     96,514
    Clevo Co.............................................   1,405,000    1,352,938
#*  CMC Magnetics Corp...................................  22,145,621    5,068,475
    CoAsia Microelectronics Corp.........................     421,797      129,184
    Coland Holdings, Ltd.................................     116,000      105,139
#   Collins Co., Ltd.....................................   1,815,224      595,144
    Compal Electronics, Inc..............................  54,121,332   32,455,463
    Compeq Manufacturing Co., Ltd........................   8,791,000    6,055,173
    Compucase Enterprise.................................      14,000       11,300
    Concord Securities Co., Ltd..........................   2,118,440      510,809
#   Continental Holdings Corp............................   5,759,540    2,747,903
#*  Contrel Technology Co., Ltd..........................     749,000      431,761
    Coretronic Corp......................................   6,594,800    9,886,880
#   Coxon Precise Industrial Co., Ltd....................   1,751,000      937,826
    Creative Sensor, Inc.................................     503,000      340,961
#*  CSBC Corp. Taiwan....................................   2,753,177    2,373,610
    CTBC Financial Holding Co., Ltd...................... 156,907,073  106,844,639
    CviLux Corp..........................................     116,000       95,718
    CX Technology Co., Ltd...............................      42,162       31,293
    Cyberlink Corp.......................................      35,000       79,606
    CyberTAN Technology, Inc.............................     969,000      484,712
#   DA CIN Construction Co., Ltd.........................   2,293,579    1,517,483
*   Danen Technology Corp................................     816,000       94,935
#   Darwin Precisions Corp...............................   5,307,635    3,022,069
*   Delpha Construction Co., Ltd.........................   1,508,015      780,760
    Depo Auto Parts Ind Co., Ltd.........................     359,000      812,074
#   Dimerco Express Corp.................................     188,000      120,729
*   D-Link Corp..........................................   8,376,552    3,391,462
    DONPON PRECISION, Inc................................      55,000       34,657
*   Dynamic Electronics Co., Ltd.........................   4,199,324    1,156,801
    Dynapack International Technology Corp...............     685,000    1,057,920
    E Ink Holdings, Inc..................................   1,082,000    1,159,173
    E.Sun Financial Holding Co., Ltd.....................  94,722,938   66,391,547
*   Edimax Technology Co., Ltd...........................   2,893,902      890,726
*   Edison Opto Corp.....................................   1,362,000      602,278
    Edom Technology Co., Ltd.............................     880,046      381,851
    Elite Semiconductor Memory Technology, Inc...........     749,000      806,590
    Elitegroup Computer Systems Co., Ltd.................   4,924,395    2,002,573
    Emerging Display Technologies Corp...................      45,000       15,023
*   ENG Electric Co., Ltd................................   1,018,997      130,693
#   EnTie Commercial Bank Co., Ltd.......................   2,326,232      998,378
    Epileds Technologies, Inc............................     338,000      167,976
#   Epistar Corp.........................................  12,164,869   10,556,151
#   Eson Precision Ind. Co., Ltd.........................     723,000      703,402
    Eternal Materials Co., Ltd...........................   1,746,513    1,427,015
*   E-Ton Solar Tech Co., Ltd............................   1,124,543      170,343
    Eva Airways Corp.....................................  23,204,345   11,345,152
#*  Everest Textile Co., Ltd.............................   3,854,378    1,440,102
    Evergreen International Storage & Transport Corp.....   8,312,000    3,666,481
    Evergreen Marine Corp. Taiwan, Ltd...................  26,711,707   10,523,740
    Everlight Chemical Industrial Corp...................     505,950      269,089
#   Everlight Electronics Co., Ltd.......................   3,052,000    3,063,964
    Excellence Opto, Inc.................................      96,000       51,173
#   Excelsior Medical Co., Ltd...........................   1,250,726    1,978,650
    EZconn Corp..........................................     185,000      237,075
    Far Eastern Department Stores, Ltd...................  10,623,445    5,708,556
    Far Eastern International Bank.......................  30,144,804   10,379,478
    Far Eastern New Century Corp.........................  26,696,528   26,203,786
#   Farglory F T Z Investment Holding Co., Ltd...........   1,093,000      661,094

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
TAIWAN -- (Continued)
    Farglory Land Development Co., Ltd...................  3,590,264 $  4,389,507
#*  Federal Corp.........................................  6,610,160    2,346,384
#*  First Copper Technology Co., Ltd.....................  2,363,750      776,529
#   First Financial Holding Co., Ltd..................... 98,666,349   65,794,431
#   First Hotel..........................................  1,769,857      816,905
    First Insurance Co., Ltd. (The)......................  3,681,064    1,762,963
#*  First Steamship Co., Ltd.............................  7,920,360    2,780,174
*   FIT Holding Co., Ltd.................................    185,150      119,028
#   FocalTech Systems Co., Ltd...........................    874,000      656,970
    Forest Water Environment Engineering Co., Ltd........      8,000       15,219
    Formosa Advanced Technologies Co., Ltd...............  2,188,000    2,396,628
#   Formosa Laboratories, Inc............................    946,154    1,237,635
    Formosa Taffeta Co., Ltd.............................  7,875,511    9,088,958
    Formosan Rubber Group, Inc...........................  4,944,957    2,448,388
    Formosan Union Chemical..............................  3,240,572    1,598,071
#   Founding Construction & Development Co., Ltd.........  3,143,418    1,657,462
    Foxconn Technology Co., Ltd..........................  8,178,142   15,959,633
    Froch Enterprise Co., Ltd............................  2,358,734    1,015,634
#   FSP Technology, Inc..................................  1,875,292    1,137,921
    Fubon Financial Holding Co., Ltd..................... 87,268,471  127,956,119
#   Fulgent Sun International Holding Co., Ltd...........    307,487      596,705
#   Fullerton Technology Co., Ltd........................  1,482,200      927,464
#   Fulltech Fiber Glass Corp............................  5,249,690    2,777,935
#   Fwusow Industry Co., Ltd.............................  2,691,119    1,599,373
    G Shank Enterprise Co., Ltd..........................  2,128,902    1,561,088
    GCS Holdings, Inc....................................     83,000      148,836
#   Gemtek Technology Corp...............................  4,854,962    3,964,706
*   Genesis Photonics, Inc...............................    352,810       22,305
    Getac Technology Corp................................  2,184,065    3,285,275
#   Giantplus Technology Co., Ltd........................  3,474,100    1,095,058
#   Gigabyte Technology Co., Ltd.........................  4,926,287    6,578,148
#*  Gigastorage Corp.....................................  4,647,600    1,202,070
#   Global Brands Manufacture, Ltd.......................  4,065,951    1,756,761
#   Global Lighting Technologies, Inc....................  1,051,000    1,099,143
    Global Mixed Mode Technology, Inc....................     73,000      155,243
    Globe Union Industrial Corp..........................  3,136,625    1,730,384
#   Gloria Material Technology Corp......................  6,824,116    4,149,572
*   Gold Circuit Electronics, Ltd........................  6,438,965    2,829,219
    Goldsun Building Materials Co., Ltd.................. 16,404,261    4,677,504
    Good Will Instrument Co., Ltd........................    501,746      431,501
    Grand Fortune Securities Co., Ltd....................    791,000      211,580
#   Grand Ocean Retail Group, Ltd........................    705,000      792,994
    Grand Pacific Petrochemical.......................... 13,040,000   10,722,083
    Great China Metal Industry...........................    902,000      728,951
    Great Wall Enterprise Co., Ltd.......................  6,203,828    7,074,927
*   Green Energy Technology, Inc.........................  3,699,880      678,132
#   Green Seal Holding, Ltd..............................    578,000      720,951
#   GTM Holdings Corp....................................  1,928,900    1,187,009
#   Hannstar Board Corp..................................  4,499,635    3,588,766
#   HannStar Display Corp................................ 40,927,435    9,231,949
*   HannsTouch Solution, Inc.............................  3,227,481      852,311
#   Hanpin Electron Co., Ltd.............................    286,000      337,134
#   Harvatek Corp........................................  1,990,553      849,386
    Hey Song Corp........................................  2,920,500    2,851,560
    Highwealth Construction Corp.........................  1,410,000    2,222,527
    Hiroca Holdings, Ltd.................................    984,000    2,483,782
*   HiTi Digital, Inc....................................     83,000       17,867
#   Hitron Technology, Inc...............................  1,927,098    1,355,011
    Ho Tung Chemical Corp................................ 12,061,475    2,557,038

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES      VALUE>>
                                                          ----------- ------------
TAIWAN -- (Continued)
    Hocheng Corp.........................................   3,763,300 $    963,354
    Hold-Key Electric Wire & Cable Co., Ltd..............      76,124       20,786
    Hon Hai Precision Industry Co., Ltd..................  50,538,192  117,143,668
#   Hong Pu Real Estate Development Co., Ltd.............   2,919,655    1,879,322
#   Hong TAI Electric Industrial.........................   2,620,000      831,822
#   Hong YI Fiber Industry Co............................     759,000      437,863
    Horizon Securities Co., Ltd..........................   5,071,000    1,034,395
#   Hsin Kuang Steel Co., Ltd............................   1,100,124    1,165,700
    Hsing TA Cement Co...................................   1,632,614      754,701
#*  HTC Corp.............................................   5,642,000    6,870,568
#   HUA ENG Wire & Cable Co., Ltd........................   4,896,035    1,481,671
    Hua Nan Financial Holdings Co., Ltd..................  62,907,204   38,002,839
#   Huaku Development Co., Ltd...........................   2,563,000    6,034,571
    Huang Hsiang Construction Corp.......................   1,195,000    1,019,536
#   Hung Ching Development & Construction Co., Ltd.......   1,618,468    1,316,480
#   Hung Sheng Construction, Ltd.........................   4,960,670    4,583,588
    Huxen Corp...........................................     268,281      368,860
*   Hwa Fong Rubber Industrial Co., Ltd..................     265,000      109,790
    Hwacom Systems, Inc..................................     333,000      150,192
*   Ichia Technologies, Inc..............................   2,065,260      922,232
*   I-Chiun Precision Industry Co., Ltd..................   2,467,000      737,863
*   Ideal Bike Corp......................................      53,254       14,271
    Infortrend Technology, Inc...........................   1,104,000      415,496
    Innolux Corp......................................... 142,170,544   49,027,923
    Inpaq Technology Co., Ltd............................     213,000      204,591
    Integrated Service Technology, Inc...................      10,000       13,798
    International CSRC Investment Holdings Co............   9,934,510   14,187,668
    Inventec Corp........................................  31,534,277   24,621,134
    ITE Technology, Inc..................................   1,908,479    2,108,216
    Jarllytec Co., Ltd...................................     582,000    1,273,167
    Jess-Link Products Co., Ltd..........................   1,110,500      967,776
    Jih Sun Financial Holdings Co., Ltd..................  10,459,918    3,100,429
    Jinli Group Holdings, Ltd............................   1,786,722    1,040,023
    Johnson Health Tech Co., Ltd.........................     150,000      168,965
    K Laser Technology, Inc..............................   1,894,601      803,307
#   Kaulin Manufacturing Co., Ltd........................   1,937,656    1,040,332
    KEE TAI Properties Co., Ltd..........................   1,968,000      785,410
#   Kenmec Mechanical Engineering Co., Ltd...............   1,954,000      632,280
#   Kindom Construction Corp.............................   4,673,000    3,183,726
#   King Chou Marine Technology Co., Ltd.................     243,100      315,123
    King Yuan Electronics Co., Ltd.......................  16,319,805   12,641,580
    King's Town Bank Co., Ltd............................  11,483,012   11,023,938
    King's Town Construction Co., Ltd....................     242,380      215,871
#*  Kinko Optical Co., Ltd...............................   1,407,000    1,395,708
    Kinpo Electronics....................................  19,025,375    6,964,111
    Kinsus Interconnect Technology Corp..................   2,844,000    4,199,100
    KNH Enterprise Co., Ltd..............................   1,687,078      561,060
#   Kung Sing Engineering Corp...........................   3,317,000      906,429
*   Kuo Toong International Co., Ltd.....................   1,048,160      784,513
#   Kuoyang Construction Co., Ltd........................   6,166,811    2,402,763
#   Kwong Fong Industries Corp...........................   1,384,649      650,571
#   KYE Systems Corp.....................................   3,047,909      945,963
    L&K Engineering Co., Ltd.............................   2,117,000    1,820,483
#   LAN FA Textile.......................................   2,812,713      737,490
#*  Leader Electronics, Inc..............................   1,966,056      499,362
#   Lealea Enterprise Co., Ltd...........................   9,261,941    3,055,851
    Ledtech Electronics Corp.............................     372,000      103,295
#   LEE CHI Enterprises Co., Ltd.........................   2,949,900      955,450
*   Leofoo Development Co., Ltd..........................   4,292,908      884,159

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- -----------
TAIWAN -- (Continued)
    LES Enphants Co., Ltd................................    877,000 $   260,439
#   Lextar Electronics Corp..............................  4,299,000   2,481,526
*   Li Peng Enterprise Co., Ltd..........................  7,890,381   2,022,021
#   Lida Holdings, Ltd...................................    190,000     374,865
#   Lien Hwa Industrial Corp.............................  7,897,494   7,814,770
    Lingsen Precision Industries, Ltd....................  5,531,480   1,661,356
#   Lite-On Semiconductor Corp...........................  2,776,729   2,688,436
    Lite-On Technology Corp.............................. 27,035,738  40,370,976
    Long Bon International Co., Ltd......................  1,697,100     961,066
#   Long Chen Paper Co., Ltd.............................  9,154,463   4,598,797
    Longwell Co..........................................    678,000   1,001,393
*   Lucky Cement Corp....................................  3,048,000     744,491
#*  LuxNet Corp..........................................    341,888     256,348
#   Macronix International............................... 20,696,605  13,699,393
    Materials Analysis Technology, Inc...................     57,000     124,645
#   Mayer Steel Pipe Corp................................  2,046,456     966,788
    Maywufa Co., Ltd.....................................    252,070     104,327
    Mega Financial Holding Co., Ltd...................... 94,919,796  82,862,945
    Mercuries & Associates Holding, Ltd..................  3,493,514   1,976,242
*   Mercuries Life Insurance Co., Ltd.................... 12,080,999   4,386,853
#   MIN AIK Technology Co., Ltd..........................  1,446,600     736,584
    Mitac Holdings Corp..................................  9,358,660   8,515,882
#*  Mosel Vitelic, Inc...................................    341,190     239,479
#*  Motech Industries, Inc...............................  3,980,658   1,180,820
    MPI Corp.............................................    145,000     305,212
    Nan Ren Lake Leisure Amusement Co., Ltd..............  1,652,000     403,245
#   Nan Ya Printed Circuit Board Corp....................  3,428,000   4,092,619
    Nantex Industry Co., Ltd.............................    339,209     326,137
#   Nanya Technology Corp................................ 11,344,000  23,038,522
*   New Asia Construction & Development Corp.............  1,810,304     374,420
    New Era Electronics Co., Ltd.........................    203,000     152,155
#   Nien Hsing Textile Co., Ltd..........................  1,899,061   1,578,311
#   Nishoku Technology, Inc..............................    264,000     502,956
    O-Bank Co., Ltd......................................    830,000     212,026
#*  Ocean Plastics Co., Ltd..............................    265,000     223,461
#   OptoTech Corp........................................  1,917,387   1,162,382
*   Orient Semiconductor Electronics, Ltd................  1,705,670     682,879
#   Pacific Construction Co..............................  2,487,452     918,694
#*  Pan Jit International, Inc...........................  1,379,000   1,336,050
#   Pan-International Industrial Corp....................  5,794,444   3,654,094
#*  Paragon Technologies Co., Ltd........................    817,191     419,389
#   Pegatron Corp........................................ 27,487,998  46,954,682
#*  Phihong Technology Co., Ltd..........................  3,918,882   1,301,825
    Plastron Precision Co., Ltd..........................     33,536      16,021
#   Plotech Co., Ltd.....................................    517,000     294,182
    Pou Chen Corp........................................ 21,508,550  26,085,368
#   President Securities Corp............................ 12,073,324   5,227,504
*   Prime Electronics & Satellitics, Inc.................    247,000      40,316
    Prince Housing & Development Corp....................  7,121,018   2,523,020
    Promate Electronic Co., Ltd..........................    157,000     147,292
*   Promise Technology, Inc..............................    909,000     239,696
    P-Two Industries, Inc................................    110,000      80,236
#   Qisda Corp........................................... 22,816,171  14,730,850
#   Qualipoly Chemical Corp..............................    290,593     254,488
#   Quanta Storage, Inc..................................  2,336,000   2,358,030
    Quintain Steel Co., Ltd..............................  3,109,472     823,169
    Radiant Opto-Electronics Corp........................  4,893,000  14,039,097
*   Radium Life Tech Co., Ltd............................  8,933,124   4,168,200
    Rich Development Co., Ltd............................  7,198,054   2,137,531

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES      VALUE>>
                                                          ----------- -----------
TAIWAN -- (Continued)
*   Ritek Corp...........................................  14,529,095 $ 5,258,612
*   Rotam Global Agrosciences, Ltd.......................     415,693     253,836
    Ruentex Development Co., Ltd.........................   3,810,320   5,833,086
    Ruentex Industries, Ltd..............................   2,015,600   5,441,073
    Sampo Corp...........................................   4,177,340   1,945,290
    San Fang Chemical Industry Co., Ltd..................      23,000      18,228
#   San Far Property, Ltd................................     369,800     151,795
    Sanyang Motor Co., Ltd...............................   2,721,624   1,797,622
#   Sesoda Corp..........................................   1,687,713   1,439,478
    Shan-Loong Transportation Co., Ltd...................     412,000     394,107
    Sharehope Medicine Co., Ltd..........................     107,400      95,308
#   Sheng Yu Steel Co., Ltd..............................   1,821,000   1,156,403
    ShenMao Technology, Inc..............................   1,134,000     718,891
#   Shih Her Technologies, Inc...........................     411,000     462,862
*   Shih Wei Navigation Co., Ltd.........................   3,492,288     832,758
#   Shihlin Electric & Engineering Corp..................   4,496,000   5,932,981
    Shin Kong Financial Holding Co., Ltd................. 103,141,259  29,626,847
    Shin Zu Shing Co., Ltd...............................   1,789,000   5,256,649
*   Shining Building Business Co., Ltd...................     976,692     331,732
#   Shinkong Insurance Co., Ltd..........................   3,116,412   3,639,847
    Shinkong Synthetic Fibers Corp.......................  18,021,754   6,991,626
#*  Shuttle, Inc.........................................   4,367,015   1,700,155
    Sigurd Microelectronics Corp.........................   5,178,047   4,851,777
#*  Silicon Integrated Systems Corp......................   4,978,808   1,466,115
*   Silitech Technology Corp.............................     824,803     341,451
    Sincere Navigation Corp..............................   4,287,740   2,141,775
    Sinher Technology, Inc...............................     188,000     294,737
    Sinon Corp...........................................   5,544,877   3,050,878
    SinoPac Financial Holdings Co., Ltd..................  94,211,115  32,146,112
    Sinphar Pharmaceutical Co., Ltd......................     180,000     117,807
    Sirtec International Co., Ltd........................     454,200     369,356
    Siward Crystal Technology Co., Ltd...................   2,327,875   1,356,188
#*  Solar Applied Materials Technology Co................   1,613,438   1,015,781
#   Solomon Technology Corp..............................     539,000     326,807
    Solteam Electronics Co., Ltd.........................      39,390      34,390
    Southeast Cement Co., Ltd............................   3,108,700   1,662,105
    Spirox Corp..........................................     505,563     434,433
    Stark Technology, Inc................................   1,263,160   1,699,419
    Sunko INK Co., Ltd...................................      76,000      24,570
#   Sunplus Technology Co., Ltd..........................   6,888,620   2,642,445
    Sunrex Technology Corp...............................   1,408,108     814,093
#   Sunspring Metal Corp.................................     667,000     703,218
#   Supreme Electronics Co., Ltd.........................   4,212,441   4,067,380
    Sweeten Real Estate Development Co., Ltd.............   1,206,925     850,218
    Synnex Technology International Corp.................   5,999,550   7,496,967
    Sysage Technology Co., Ltd...........................     108,004     109,250
    Systex Corp..........................................   1,007,801   2,133,559
    T3EX Global Holdings Corp............................     235,499     193,843
#   Ta Ya Electric Wire & Cable..........................   7,029,329   2,370,492
    Tah Hsin Industrial Corp.............................   1,472,900   1,306,705
    TAI Roun Products Co., Ltd...........................      63,000      21,807
#   TA-I Technology Co., Ltd.............................   1,163,170   2,049,683
*   Tai Tung Communication Co., Ltd......................     558,000     349,289
    Taichung Commercial Bank Co., Ltd....................  34,117,685  11,730,037
#   Taiflex Scientific Co., Ltd..........................   1,827,960   2,213,355
#   Tainan Enterprises Co., Ltd..........................   1,134,183     661,091
#   Tainan Spinning Co., Ltd.............................  16,897,485   6,672,913
#*  Tainergy Tech Co., Ltd...............................   2,172,000     379,280
#   Tai-Saw Technology Co., Ltd..........................     158,000      97,936

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES      VALUE>>
                                                          ----------- -----------
TAIWAN -- (Continued)
    Taishin Financial Holding Co., Ltd...................  94,576,066 $42,183,080
#   Taisun Enterprise Co., Ltd...........................   2,234,423   1,302,181
#*  Taita Chemical Co., Ltd..............................   2,481,864     816,134
    Taiwan Business Bank.................................  36,749,240  13,344,757
    Taiwan Cement Corp...................................  61,592,697  76,338,000
    Taiwan Chinsan Electronic Industrial Co., Ltd........     203,000     248,729
    Taiwan Cogeneration Corp.............................   2,535,333   2,125,720
    Taiwan Cooperative Financial Holding Co., Ltd........  78,193,734  47,425,439
#   Taiwan Fertilizer Co., Ltd...........................   5,425,000   7,710,207
    Taiwan Fire & Marine Insurance Co., Ltd..............   1,362,000     876,993
    Taiwan FU Hsing Industrial Co., Ltd..................     667,000     767,183
    Taiwan Glass Industry Corp...........................  13,471,982   5,795,211
    Taiwan Hon Chuan Enterprise Co., Ltd.................     916,932   1,496,196
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd........   1,732,000   1,069,168
#*  Taiwan Land Development Corp.........................   9,188,322   2,473,861
#*  Taiwan Line Tek Electronic...........................     146,771     131,537
    Taiwan Navigation Co., Ltd...........................   1,663,000     963,991
    Taiwan PCB Techvest Co., Ltd.........................   3,813,946   3,821,003
#   Taiwan Pulp & Paper Corp.............................   3,559,661   2,206,203
    Taiwan Shin Kong Security Co., Ltd...................      39,000      48,395
    Taiwan Surface Mounting Technology Corp..............   3,456,991   5,278,296
#   Taiwan TEA Corp......................................   8,595,092   4,449,508
#   Taiyen Biotech Co., Ltd..............................   1,382,217   1,387,690
*   Tatung Co., Ltd......................................     701,342     626,116
    Te Chang Construction Co., Ltd.......................      80,260      73,277
    Teco Electric and Machinery Co., Ltd.................  17,834,725  10,883,276
    Test-Rite International Co., Ltd.....................   1,514,266   1,112,106
*   Tex-Ray Industrial Co., Ltd..........................     501,000     153,195
    Thye Ming Industrial Co., Ltd........................      26,000      27,143
    T-Mac Techvest PCB Co., Ltd..........................   1,551,000     782,431
    Ton Yi Industrial Corp...............................   3,425,600   1,455,750
#   Tong Yang Industry Co., Ltd..........................   1,160,000   1,486,165
#*  Tong-Tai Machine & Tool Co., Ltd.....................   2,878,447   1,694,117
    Topoint Technology Co., Ltd..........................   1,969,459   1,190,685
#   TPK Holding Co., Ltd.................................   3,857,000   6,513,197
    Tripod Technology Corp...............................   2,828,000   7,608,459
    Tsann Kuen Enterprise Co., Ltd.......................     215,000     143,507
*   TSEC Corp............................................   1,723,684     368,529
    Tung Ho Steel Enterprise Corp........................  12,361,274   7,971,347
    TXC Corp.............................................   1,315,000   1,457,850
#   TYC Brother Industrial Co., Ltd......................   1,472,723   1,165,956
#*  Tycoons Group Enterprise.............................   6,188,337   1,397,695
#   Tyntek Corp..........................................   2,284,097   1,302,229
    UDE Corp.............................................     368,000     324,844
    U-Ming Marine Transport Corp.........................   1,831,000   1,829,747
#   Unimicron Technology Corp............................  21,762,363  16,281,719
#   Union Bank Of Taiwan.................................  12,312,532   4,013,352
    Unitech Computer Co., Ltd............................   1,565,739     985,070
#   Unitech Printed Circuit Board Corp...................   7,337,466   3,703,881
#   United Microelectronics Corp......................... 186,854,681  71,363,112
    United Radiant Technology............................      95,000      58,583
#*  United Renewable Energy Co., Ltd.....................  19,156,450   5,228,851
*   Unity Opto Technology Co., Ltd.......................   2,924,000     830,047
    Univacco Technology, Inc.............................      46,000      30,409
    Universal Cement Corp................................   5,909,583   3,730,094
*   Unizyx Holding Corp..................................   4,157,000   1,861,746
#   UPC Technology Corp..................................  12,468,831   5,039,595
    USI Corp.............................................   8,090,827   3,167,228
    Usun Technology Co., Ltd.............................     191,100     214,501

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES       VALUE>>
                                                          ----------- --------------
TAIWAN -- (Continued)
    Ve Wong Corp.........................................   1,564,806 $    1,329,292
#   Victory New Materials, Ltd. Co.......................   1,004,170        590,173
    Waffer Technology Co., Ltd...........................      69,000         39,969
*   Wah Hong Industrial Corp.............................     395,516        248,493
    Wah Lee Industrial Corp..............................   2,043,000      3,358,564
    Walsin Lihwa Corp....................................  33,494,412     19,429,768
#   Walton Advanced Engineering, Inc.....................   3,931,853      1,448,513
    Wan Hai Lines, Ltd...................................   8,094,000      4,174,878
    Waterland Financial Holdings Co., Ltd................  32,487,337     10,528,463
    Weikeng Industrial Co., Ltd..........................   2,614,514      1,653,340
#   Well Shin Technology Co., Ltd........................   1,081,080      1,837,986
*   Wha Yu Industrial Co., Ltd...........................     302,000        172,404
#   Winbond Electronics Corp.............................  46,592,572     23,109,661
    Winstek Semiconductor Co., Ltd.......................     247,000        187,612
    Wintek Corp..........................................  20,783,484        232,111
    Wisdom Marine Lines Co., Ltd.........................   3,007,953      2,868,239
#   Wistron Corp.........................................  43,117,343     30,218,663
    WPG Holdings, Ltd....................................   8,663,284     11,106,525
#   WT Microelectronics Co., Ltd.........................   7,539,751     10,104,856
*   WUS Printed Circuit Co., Ltd.........................   2,864,739      1,526,129
*   Yang Ming Marine Transport Corp......................  11,742,759      3,449,130
#   YC Co., Ltd..........................................   6,608,177      2,913,196
    YC INOX Co., Ltd.....................................   4,977,833      4,093,590
    Yea Shin International Development Co., Ltd..........   1,074,825        563,208
#   Yeong Guan Energy Technology Group Co., Ltd..........   1,042,000      2,260,995
#   YFY, Inc.............................................  20,003,847      7,572,684
#   Yi Jinn Industrial Co., Ltd..........................   2,764,142      1,169,922
#   Yieh Phui Enterprise Co., Ltd........................  15,232,025      5,001,879
#   Young Fast Optoelectronics Co., Ltd..................   1,502,000        760,733
    Youngtek Electronics Corp............................   1,115,047      1,543,912
    Yuanta Financial Holding Co., Ltd.................... 116,179,918     65,003,385
#   Yulon Motor Co., Ltd.................................  12,005,572      7,227,095
    Yung Chi Paint & Varnish Manufacturing Co., Ltd......     243,687        576,109
    Yungshin Construction & Development Co., Ltd.........      47,000         49,269
    Zenitron Corp........................................   2,495,000      1,762,327
#   Zero One Technology Co., Ltd.........................     579,000        387,757
    Zhen Ding Technology Holding, Ltd....................   3,812,000     10,018,221
    Zig Sheng Industrial Co., Ltd........................   6,209,352      1,848,068
#   Zinwell Corp.........................................     742,000        491,980
    ZongTai Real Estate Development Co., Ltd.............   2,355,159      1,459,056
                                                                      --------------
TOTAL TAIWAN.............................................              2,798,197,274
                                                                      --------------
THAILAND -- (3.3%)
    AAPICO Hitech PCL....................................     123,300         87,613
    AAPICO Hitech PCL....................................     769,560        546,827
    AJ Plast PCL.........................................   1,465,000        379,819
    Ananda Development PCL...............................   6,294,700        717,264
    AP Thailand PCL......................................  13,166,530      2,950,011
    Asia Aviation PCL....................................   6,854,200        938,977
    Asia Aviation PCL....................................     405,600         55,564
    Asia Plus Group Holdings PCL.........................   4,806,900        513,885
    Bangchak Corp. PCL...................................   4,605,400      4,753,914
    Bangkok Airways PCL..................................   4,748,400      1,854,220
    Bangkok Bank PCL.....................................   1,229,353      8,459,979
    Bangkok Insurance PCL................................     212,828      2,254,815
    Bangkok Land PCL.....................................  95,225,996      5,120,579
    Bangkok Life Assurance PCL...........................     293,600        258,430
    Bangkok Ranch PCL....................................   3,511,800        469,851
    Bank of Ayudhya PCL..................................      95,100        115,669

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES      VALUE>>
                                                          ----------- ------------
THAILAND -- (Continued)
    Banpu PCL............................................  22,119,550 $ 11,752,726
    Better World Green PCL...............................   4,460,000      177,015
    Cal-Comp Electronics Thailand PCL....................  27,745,614    1,509,724
    Charoen Pokphand Foods PCL...........................  28,967,900   25,266,073
    Charoong Thai Wire & Cable PCL.......................   1,189,400      306,463
    Esso Thailand PCL....................................   3,328,800    1,161,364
*   G J Steel PCL........................................  24,256,975      100,933
    GFPT PCL.............................................   4,175,200    1,937,758
    Golden Land Property Development PCL.................   3,042,600      715,791
    Hana Microelectronics PCL............................   3,749,200    4,140,110
    ICC International PCL................................   2,500,100    3,220,902
    Ichitan Group PCL....................................   3,600,900      394,177
    IRPC PCL.............................................  78,658,200   14,476,583
*   Italian-Thai Development PCL.........................  14,428,500    1,182,267
    Kang Yong Electric PCL...............................         200        2,516
    Kasikornbank PCL.....................................   8,119,501   51,977,281
    KGI Securities Thailand PCL..........................   9,440,500    1,408,105
    Khon Kaen Sugar Industry PCL.........................  10,079,907    1,025,978
    Kiatnakin Bank PCL...................................   3,989,800    8,747,741
    Krung Thai Bank PCL..................................  25,899,300   16,413,736
    Lalin Property PCL...................................     204,200       31,373
    LH Financial Group PCL...............................  16,993,446      777,807
    LPN Development PCL..................................   7,442,001    1,679,319
*   MCOT PCL.............................................   1,028,300      297,867
    Millcon Steel PCL....................................   5,225,313      224,115
*   Nation Multimedia Group PCL..........................   2,644,800       27,089
    Padaeng Industry PCL.................................   1,010,000      417,028
    Polyplex Thailand PCL................................   4,632,525    2,061,042
*   Precious Shipping PCL................................   6,382,150    1,675,078
    Property Perfect PCL.................................  46,704,300    1,151,070
    Pruksa Holding PCL...................................   3,935,600    2,242,256
    PTT Exploration & Production PCL.....................  11,693,900   46,038,240
    PTT Global Chemical PCL..............................  25,217,141   54,885,671
    PTT PCL.............................................. 103,075,600  160,836,537
    Quality Houses PCL...................................  22,802,697    2,160,390
    Regional Container Lines PCL.........................   4,399,800      670,338
    Rojana Industrial Park PCL...........................   7,752,073    1,315,067
    Saha Pathana Inter-Holding PCL.......................   2,585,400    5,792,686
    Saha Pathanapibul PCL................................   1,587,933    2,681,074
    Saha-Union PCL.......................................   2,396,200    3,566,402
    Sahaviriya Steel Industries PCL......................  90,527,440       27,237
    Samart Telcoms PCL...................................     113,900       25,155
    Sansiri PCL..........................................  35,600,066    1,538,292
    SC Asset Corp. PCL...................................  21,442,053    1,990,300
*   SCG Ceramics PCL.....................................     456,027       31,528
    Sena Development PCL.................................   1,331,366      150,001
    Siam Commercial Bank PCL (The).......................  11,739,200   50,161,901
    Siam Future Development PCL..........................   5,994,346    1,486,955
    Somboon Advance Technology PCL.......................   1,957,600    1,177,975
    Sri Ayudhya Capital PCL..............................      85,100      109,635
    Sri Trang Agro-Industry PCL..........................   7,732,240    3,761,864
    Srithai Superware PCL................................  16,936,200      645,085
    Star Petroleum Refining PCL..........................  12,696,400    4,429,567
*   STP & I PCL..........................................     892,700      127,437
    Supalai PCL..........................................   3,464,600    2,140,251
*   Super Energy Corp. PCL...............................  46,486,800      863,002
    SVI PCL..............................................   3,742,300      628,857
    Syntec Construction PCL..............................   4,514,500      424,826
*   Tata Steel Thailand PCL..............................  44,918,100    1,078,293

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES     VALUE>>
                                                          ---------- ------------
THAILAND -- (Continued)
*   Thai Airways International PCL.......................  9,475,511 $  4,033,746
    Thai Oil PCL......................................... 10,280,200   23,691,267
    Thai Rayon PCL.......................................     58,700       75,154
    Thai Stanley Electric PCL............................     43,100      309,015
    Thai Stanley Electric PCL, Class F...................    174,600    1,251,833
    Thai Wacoal PCL......................................     85,000      123,790
    Thaicom PCL..........................................  4,888,100    1,243,831
    Thanachart Capital PCL...............................  5,569,500    9,581,840
    Thitikorn PCL........................................  1,713,900      526,637
    Thoresen Thai Agencies PCL...........................  6,672,278    1,099,855
    TIPCO Foods PCL......................................     14,300        3,593
    TMB Bank PCL......................................... 83,433,300    5,875,114
    TPI Polene PCL....................................... 50,694,540    3,472,396
    True Corp. PCL....................................... 69,055,600   11,272,579
    Unique Engineering & Construction PCL................    121,700       40,122
    Univentures PCL......................................  4,091,300      929,767
    Vinythai PCL.........................................  3,120,717    2,437,241
                                                                     ------------
TOTAL THAILAND...........................................             600,691,050
                                                                     ------------
TURKEY -- (1.0%)
#   Akbank Turk A.S...................................... 26,900,488   36,942,677
#*  Akenerji Elektrik Uretim A.S.........................  2,125,876      272,378
    Alarko Holding A.S...................................  1,363,483      679,109
#   Albaraka Turk Katilim Bankasi A.S....................  4,642,337    1,141,941
    Anadolu Anonim Turk Sigorta Sirketi..................  3,142,800    2,617,719
    Anadolu Cam Sanayii A.S..............................  2,664,287    1,506,901
    Anadolu Efes Biracilik Ve Malt Sanayii A.S...........    371,509    1,586,724
#*  Bagfas Bandirma Gubre Fabrikalari A.S................    403,271      451,732
#*  Bera Holding A.S.....................................    304,438      123,787
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S........    660,986    1,101,315
*   Boyner Perakende Ve Tekstil Yatirimlari A.S..........    170,522      158,802
#   Cimsa Cimento Sanayi VE Ticaret A.S..................    336,128      530,133
#*  Dogan Sirketler Grubu Holding A.S.................... 11,546,424    2,524,051
#   Dogus Otomotiv Servis ve Ticaret A.S.................    161,687      151,831
#   Eczacibasi Yatirim Holding Ortakligi A.S.............    282,215      440,190
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S..............................  1,908,942    1,098,658
#   Enka Insaat ve Sanayi A.S............................  3,355,807    3,211,453
#*  Global Yatirim Holding A.S...........................  1,043,752      699,882
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S........  1,934,165    1,221,889
#*  GSD Holding AS.......................................  3,856,556      642,427
#*  Ihlas Holding A.S.................................... 14,314,158      913,434
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.  1,119,811    1,175,705
    Kordsa Teknik Tekstil A.S............................    193,173      331,295
*   Metro Ticari ve Mali Yatirimlar Holding A.S..........    437,125       67,814
*   Pegasus Hava Tasimaciligi A.S........................    431,372    2,528,907
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...    620,843      413,373
#*  Sekerbank Turk AS....................................  1,352,044      316,809
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.............  1,806,234    1,157,850
#   Trakya Cam Sanayii A.S...............................  6,973,645    4,901,978
*   Turcas Petrol A.S....................................    195,565       59,107
*   Turk Hava Yollari AO.................................  7,731,528   23,031,886
#   Turkiye Garanti Bankasi A.S.......................... 27,105,546   47,555,278
#   Turkiye Halk Bankasi A.S.............................  5,894,414    8,689,657
    Turkiye Is Bankasi, Class C.......................... 14,908,472   16,407,372
    Turkiye Sinai Kalkinma Bankasi A.S................... 14,508,312    2,388,156
    Turkiye Sise ve Cam Fabrikalari A.S..................  6,546,281    8,614,198
#   Turkiye Vakiflar Bankasi TAO, Class D................  9,282,137    8,602,332

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                            SHARES       VALUE>>
                                                          ---------- ---------------
TURKEY -- (Continued)
*   Yapi ve Kredi Bankasi A.S............................ 14,255,184 $     5,386,656
                                                                     ---------------
TOTAL TURKEY.............................................                189,645,406
                                                                     ---------------
TOTAL COMMON STOCKS......................................             17,649,370,634
                                                                     ---------------
PREFERRED STOCKS -- (1.3%)
BRAZIL -- (1.2%)
    Banco ABC Brasil S.A.................................  1,105,119       6,046,474
    Banco Bradesco SA....................................  3,289,024      40,841,207
    Banco do Estado do Rio Grande do Sul SA, Class B.....  2,257,468      14,548,552
    Banco Pan SA.........................................  1,738,792       1,039,224
    Cia Brasileira de Distribuicao.......................  1,364,856      36,441,640
    Cia Ferro Ligas da Bahia - FERBASA...................    611,234       3,865,737
    Eucatex SA Industria e Comercio......................    256,928         309,996
    Gerdau SA............................................    317,420       1,363,160
    Grazziotin SA........................................      6,400          46,957
    Marcopolo SA.........................................  4,204,845       4,706,763
    Petroleo Brasileiro SA............................... 13,403,090      94,156,189
    Randon SA Implementos e Participacoes................  2,241,400       6,151,958
    Schulz SA............................................     73,280         152,687
    Unipar Carbocloro SA.................................    564,475       5,800,174
    Usinas Siderurgicas de Minas Gerais SA, Class A......  4,608,652      12,407,182
                                                                     ---------------
TOTAL BRAZIL.............................................                227,877,900
                                                                     ---------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA..................................  1,634,618         905,489
    Grupo Argos SA.......................................    374,078       1,867,378
    Grupo de Inversiones Suramericana SA.................  1,042,360      11,105,079
                                                                     ---------------
TOTAL COLOMBIA...........................................                 13,877,946
                                                                     ---------------
SOUTH KOREA -- (0.0%)
*   CJ Corp..............................................     14,663         483,214
                                                                     ---------------
TOTAL PREFERRED STOCKS...................................                242,239,060
                                                                     ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 02/04/19..................     38,279          70,561
                                                                     ---------------
INDONESIA -- (0.0%)
*   Medco Energi Internasional Tbk PT Warrants 12/11/20.. 18,246,797         493,633
                                                                     ---------------
MALAYSIA -- (0.0%)
*   Malayan Flour Mills Bhd Warrants 01/23/24............    326,785          13,164
*   Sunway Bhd Warrants 10/03/24.........................    453,226          34,302
                                                                     ---------------
TOTAL MALAYSIA...........................................                     47,466
                                                                     ---------------
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15..............................    952,876               0
                                                                     ---------------
TOTAL RIGHTS/WARRANTS....................................                    611,660
                                                                     ---------------
TOTAL INVESTMENT SECURITIES..............................             17,892,221,354
                                                                     ---------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                          SHARES       VALUE+
-                                       ---------- ---------------
SECURITIES LENDING COLLATERAL -- (3.2%)
@(S)  DFA Short Term Investment Fund... 51,182,651 $   592,234,455
                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $16,838,847,043)^^...............            $18,484,455,809
                                                   ===============

As of January 31, 2019, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                                     UNREALIZED
                                    NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                         --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
Mini MSCI Emerging Markets Index...    650     03/15/19  $ 31,965,817 $ 34,599,500   $2,633,683
S&P 500(R) Emini Index.............    768     03/15/19    96,940,913  103,852,800    6,911,887
                                                         ------------ ------------   ----------
TOTAL FUTURES CONTRACTS............                      $128,906,730 $138,452,300   $9,545,570
                                                         ============ ============   ==========

Summary of the Fund's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                    ------------ -------------- ------- --------------
Common Stocks
   Brazil.......................... $655,997,515 $  761,531,407   --    $1,417,528,922
   Chile...........................   65,340,985    212,192,167   --       277,533,152
   China...........................  301,034,090  2,878,262,433   --     3,179,296,523
   Colombia........................   36,128,569             --   --        36,128,569
   Czech Republic..................           --     41,141,840   --        41,141,840
   Greece..........................           --      2,742,503   --         2,742,503
   Hong Kong.......................           --        248,336   --           248,336
   Hungary.........................           --     50,951,008   --        50,951,008
   India...........................  130,609,070  2,120,476,941   --     2,251,086,011
   Indonesia.......................      574,093    504,873,644   --       505,447,737
   Malaysia........................           --    498,329,535   --       498,329,535
   Mexico..........................  593,664,150             --   --       593,664,150
   Philippines.....................           --    200,369,000   --       200,369,000
   Poland..........................           --    259,327,321   --       259,327,321
   Russia..........................  141,111,058    243,973,815   --       385,084,873
   Singapore.......................           --        208,518   --           208,518
   South Africa....................  154,821,660  1,130,181,122   --     1,285,002,782
   South Korea.....................  305,838,640  2,770,907,484   --     3,076,746,124
   Taiwan..........................   34,801,744  2,763,395,530   --     2,798,197,274
   Thailand........................  600,663,813         27,237   --       600,691,050
   Turkey..........................           --    189,645,406   --       189,645,406
Preferred Stocks
   Brazil..........................           --    227,877,900   --       227,877,900
   Colombia........................   13,877,946             --   --        13,877,946
   South Korea.....................           --        483,214   --           483,214
Rights/Warrants
   Brazil..........................           --         70,561   --            70,561
   Indonesia.......................           --        493,633   --           493,633
   Malaysia........................           --         47,466   --            47,466

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                       LEVEL 1           LEVEL 2     LEVEL 3      TOTAL
                                    --------------   --------------- ------- ---------------
Securities Lending Collateral......             --   $   592,234,455   --    $   592,234,455
Futures Contracts**................ $    9,545,570                --   --          9,545,570
                                    --------------   ---------------   --    ---------------
TOTAL.............................. $3,044,008,903   $15,449,992,476   --    $18,494,001,379
                                    ==============   ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

..  Level 1--inputs are quoted prices in active markets for identical securities
   (including equity securities, open-end investment companies and futures contracts)

.. Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund's shares (at the close of the NYSE), the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL INSTRUMENTS

In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Fund:

2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At January 31, 2019, the total cost of securities for federal income tax purposes was $16,838,847, for the Dimensional Emerging Markets Value Fund.

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Fund's financial statements.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Fund's adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Fund's net assets or results of operations.

OTHER

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

    (a) Separate certifications for the co-principal executive officers and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:  /s/ David P. Butler
     ---------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: March 29, 2019

By:  /s/ Gerard K. O'Reilly
     ---------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     ------------------------------------
     David P. Butler
     Co-Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: March 29, 2019

By:  /s/ Gerard K. O'Reilly
     ------------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: March 29, 2019

By:  /s/ Gregory K. Hinkle
     ------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     DFA Investment Dimensions Group Inc.

Date: March 29, 2019